================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                  FORM N-CSR

                               -----------------

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3258

                               -----------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.
              (Exact name of registrant as specified in charter)

                               -----------------

              6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices) (Zip code)

                               -----------------

          Catherine L. Newell, Esquire, Vice President and Secretary
                     DFA Investment Dimensions Group Inc.,
              6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

                               -----------------

       Registrant's telephone number, including area code: 512-306-7400

                      Date of fiscal year end: October 31

                  Date of reporting period: October 31, 2015

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

[LOGO]

ANNUAL REPORT
year ended: October 31, 2015

DFA INVESTMENT DIMENSIONS GROUP INC.
DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DIMENSIONAL EMERGING MARKETS VALUE FUND

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2015

Dear Fellow Shareholder,

Dimensional is built around a set of ideas that are bigger than our firm. Our point of view about market efficiency, our commitment to research, and our focus on implementation form the basis of our approach. We are fortunate to have found clients who are drawn to these ideas and the consistency we have shown to these principles over time.

Combining insights gained from research with effective implementation has been central to Dimensional's approach since our founding and will continue to be our focus.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                                 ANNUAL REPORT

                               Table of Contents

                                                                         Page
                                                                         ----
   Letter to Shareholders
   Definitions of Abbreviations and Footnotes...........................   1
   DFA Investment Dimensions Group Inc.
      Performance Charts................................................   2
      Management's Discussion and Analysis..............................  19
      Disclosure of Fund Expenses.......................................  31
      Disclosure of Portfolio Holdings..................................  36
      Schedules of Investments/Summary Schedules of Portfolio Holdings
          Enhanced U.S. Large Company Portfolio.........................  39
          U.S. Large Cap Equity Portfolio...............................  41
          U.S. Large Cap Value Portfolio................................  44
          U.S. Targeted Value Portfolio.................................  45
          U.S. Small Cap Value Portfolio................................  48
          U.S. Core Equity 1 Portfolio..................................  51
          U.S. Core Equity 2 Portfolio..................................  54
          U.S. Vector Equity Portfolio..................................  57
          U.S. Small Cap Portfolio......................................  60
          U.S. Micro Cap Portfolio......................................  63
          DFA Real Estate Securities Portfolio..........................  66
          Large Cap International Portfolio.............................  68
          International Core Equity Portfolio...........................  72
          International Small Company Portfolio.........................  76
          Japanese Small Company Portfolio..............................  77
          Asia Pacific Small Company Portfolio..........................  77
          United Kingdom Small Company Portfolio........................  78
          Continental Small Company Portfolio...........................  78
          DFA International Real Estate Securities Portfolio............  79
          DFA Global Real Estate Securities Portfolio...................  82
          DFA International Small Cap Value Portfolio...................  84
          International Vector Equity Portfolio.........................  88
          World ex U.S. Value Portfolio.................................  92
          World ex U.S. Targeted Value Portfolio........................  93
          World ex U.S. Core Equity Portfolio...........................  98
          World Core Equity Portfolio................................... 104
          Selectively Hedged Global Equity Portfolio.................... 105
          Emerging Markets Portfolio.................................... 106
          Emerging Markets Small Cap Portfolio.......................... 106
          Emerging Markets Value Portfolio.............................. 106
          Emerging Markets Core Equity Portfolio........................ 107
      Statements of Assets and Liabilities.............................. 111
      Statements of Operations.......................................... 118
      Statements of Changes in Net Assets............................... 125
      Financial Highlights.............................................. 135
      Notes to Financial Statements..................................... 154
      Report of Independent Registered Public Accounting Firm........... 184
      Results of the Shareholder Meeting................................ 185

TABLE OF CONTENTS
CONTINUED

                                                                          Page
                                                                          ----
 DFA Investment Dimensions Group Inc. - DFA Commodity Strategy Portfolio
    Performance Charts................................................... 208
    Management's Discussion and Analysis................................. 209
    Consolidated Disclosure of Fund Expenses............................. 210
    Consolidated Disclosure of Portfolio Holdings........................ 211
    Consolidated Schedule of Investments................................. 212
    Consolidated Statement of Assets and Liabilities..................... 217
    Consolidated Statement of Operations................................. 218
    Consolidated Statements of Changes in Net Assets..................... 219
    Consolidated Financial Highlights.................................... 220
    Consolidated Notes to Financial Statements........................... 221
    Report of Independent Registered Public Accounting Firm.............. 233
    Results of the Shareholder Meeting................................... 234
 Dimensional Investment Group Inc.
    Performance Charts................................................... 235
    Management's Discussion and Analysis................................. 237
    Disclosure of Fund Expenses.......................................... 240
    Disclosure of Portfolio Holdings..................................... 242
    Schedule of Investments/Summary Schedule of Portfolio Holdings
        DFA International Value Portfolio................................ 243
        U.S. Large Company Portfolio..................................... 244
    Statements of Assets and Liabilities................................. 247
    Statements of Operations............................................. 248
    Statements of Changes in Net Assets.................................. 249
    Financial Highlights................................................. 250
    Notes to Financial Statements........................................ 252
    Report of Independent Registered Public Accounting Firm.............. 262
    Results of the Shareholder Meeting................................... 263
 The DFA Investment Trust Company
    Performance Charts................................................... 266
    Management's Discussion and Analysis................................. 271
    Disclosure of Fund Expenses.......................................... 276
    Disclosure of Portfolio Holdings..................................... 278
    Summary Schedules of Portfolio Holdings
        The U.S. Large Cap Value Series.................................. 280
        The DFA International Value Series............................... 283
        The Japanese Small Company Series................................ 287
        The Asia Pacific Small Company Series............................ 290
        The United Kingdom Small Company Series.......................... 292
        The Continental Small Company Series............................. 295
        The Canadian Small Company Series................................ 299
        The Emerging Markets Series...................................... 302
        The Emerging Markets Small Cap Series............................ 306
    Statements of Assets and Liabilities................................. 310
    Statements of Operations............................................. 312
    Statements of Changes in Net Assets.................................. 314
    Financial Highlights................................................. 317
    Notes to Financial Statements........................................ 322
    Report of Independent Registered Public Accounting Firm.............. 333
    Results of the Shareholder Meeting................................... 334

TABLE OF CONTENTS
CONTINUED

                                                                    Page
                                                                    ----
        Dimensional Emerging Markets Value Fund
           Performance Charts...................................... 340
           Management's Discussion and Analysis.................... 341
           Disclosure of Fund Expenses............................. 342
           Disclosure of Portfolio Holdings........................ 343
           Summary Schedule of Portfolio Holdings.................. 344
           Statement of Assets and Liabilities..................... 348
           Statement of Operations................................. 349
           Statements of Changes in Net Assets..................... 350
           Financial Highlights.................................... 351
           Notes to Financial Statements........................... 352
           Report of Independent Registered Public Accounting Firm. 358
           Results of the Shareholder Meeting...................... 359
        Fund Management............................................ 360
        Voting Proxies on Fund Portfolio Securities................ 373
        Notice to Shareholders..................................... 374

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company
USD     United States Dollars

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issues of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
^       Denominated in USD, unless otherwise noted.
@       Security purchased with cash proceeds from Securities on Loan.
^^      Security pledged as collateral for the Open Futures Contracts.
++      Security pledged as collateral for Swap Agreements.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Fund(s).
(C)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)     Non-Annualized
(E)     Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
ENHANCED U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500(R) INDEX
October 31, 2005-October 31, 2015

                                    [CHART]


                   Enhanced U.S. Large Company
                            Portfolio                   S&P 500/R/ Index
                ---------------------------------      ------------------
10/1/2005                    $10,000                         $10,000
11/1/2005                     10,381                          10,378
12/1/2005                     10,381                          10,382
 1/1/2006                     10,660                          10,657
 2/1/2006                     10,660                          10,686
 3/1/2006                     10,794                          10,819
 4/1/2006                     10,923                          10,964
 5/1/2006                     10,600                          10,648
 6/1/2006                     10,611                          10,663
 7/1/2006                     10,675                          10,729
 8/1/2006                     10,923                          10,984
 9/1/2006                     11,203                          11,267
10/1/2006                     11,558                          11,634
11/1/2006                     11,784                          11,855
12/1/2006                     11,941                          12,022
 1/1/2007                     12,111                          12,204
 2/1/2007                     11,873                          11,965
 3/1/2007                     12,009                          12,099
 4/1/2007                     12,529                          12,635
 5/1/2007                     12,958                          13,076
 6/1/2007                     12,732                          12,858
 7/1/2007                     12,348                          12,460
 8/1/2007                     12,517                          12,646
 9/1/2007                     12,983                          13,119
10/1/2007                     13,191                          13,328
11/1/2007                     12,636                          12,771
12/1/2007                     12,546                          12,682
 1/1/2008                     11,760                          11,921
 2/1/2008                     11,379                          11,534
 3/1/2008                     11,328                          11,484
 4/1/2008                     11,861                          12,043
 5/1/2008                     12,026                          12,200
 6/1/2008                     11,005                          11,172
 7/1/2008                     10,915                          11,078
 8/1/2008                     11,082                          11,238
 9/1/2008                     10,061                          10,236
10/1/2008                      8,346                           8,517
11/1/2008                      7,778                           7,906
12/1/2008                      7,869                           7,990
 1/1/2009                      7,210                           7,317
 2/1/2009                      6,422                           6,538
 3/1/2009                      7,006                           7,110
 4/1/2009                      7,697                           7,791
 5/1/2009                      8,157                           8,227
 6/1/2009                      8,186                           8,243
 7/1/2009                      8,834                           8,866
 8/1/2009                      9,179                           9,186
 9/1/2009                      9,540                           9,529
10/1/2009                      9,366                           9,352
11/1/2009                      9,959                           9,913
12/1/2009                     10,130                          10,105
 1/1/2010                      9,782                           9,741
 2/1/2010                     10,101                          10,043
 3/1/2010                     10,696                          10,649
 4/1/2010                     10,870                          10,817
 5/1/2010                     10,014                           9,953
 6/1/2010                      9,499                           9,432
 7/1/2010                     10,169                          10,093
 8/1/2010                      9,718                           9,638
 9/1/2010                     10,587                          10,498
10/1/2010                     10,996                          10,897
11/1/2010                     10,981                          10,898
12/1/2010                     11,716                          11,627
 1/1/2011                     12,009                          11,902
 2/1/2011                     12,404                          12,310
 3/1/2011                     12,404                          12,315
 4/1/2011                     12,798                          12,680
 5/1/2011                     12,681                          12,536
 6/1/2011                     12,462                          12,327
 7/1/2011                     12,228                          12,077
 8/1/2011                     11,555                          11,421
 9/1/2011                     10,736                          10,618
10/1/2011                     11,921                          11,778
11/1/2011                     11,848                          11,752
12/1/2011                     11,980                          11,872
 1/1/2012                     12,542                          12,404
 2/1/2012                     13,089                          12,941
 3/1/2012                     13,533                          13,367
 4/1/2012                     13,459                          13,283
 5/1/2012                     12,645                          12,484
 6/1/2012                     13,176                          12,999
 7/1/2012                     13,399                          13,179
 8/1/2012                     13,710                          13,476
 9/1/2012                     14,062                          13,825
10/1/2012                     13,809                          13,569
11/1/2012                     13,899                          13,648
12/1/2012                     14,012                          13,772
 1/1/2013                     14,730                          14,486
 2/1/2013                     14,939                          14,682
 3/1/2013                     15,492                          15,233
 4/1/2013                     15,792                          15,526
 5/1/2013                     16,150                          15,890
 6/1/2013                     15,903                          15,676
 7/1/2013                     16,742                          16,474
 8/1/2013                     16,248                          15,997
 9/1/2013                     16,757                          16,498
10/1/2013                     17,537                          17,257
11/1/2013                     18,076                          17,783
12/1/2013                     18,511                          18,233
 1/1/2014                     17,896                          17,603
 2/1/2014                     18,706                          18,408
 3/1/2014                     18,851                          18,563
 4/1/2014                     19,001                          18,700
 5/1/2014                     19,467                          19,139
 6/1/2014                     19,841                          19,534
 7/1/2014                     19,555                          19,265
 8/1/2014                     20,353                          20,035
 9/1/2014                     20,052                          19,754
10/1/2014                     20,549                          20,237
11/1/2014                     21,136                          20,781
12/1/2014                     21,019                          20,729
 1/1/2015                     20,450                          20,107
 2/1/2015                     21,587                          21,262
 3/1/2015                     21,277                          20,926
 4/1/2015                     21,467                          21,127
 5/1/2015                     21,760                          21,398
 6/1/2015                     21,300                          20,984
 7/1/2015                     21,766                          21,424
 8/1/2015                     20,403                          20,131         Past performance is not predictive of
 9/1/2015                     19,920                          19,633         future performance.
10/1/2015                     21,628                          21,289         The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          Average Annual        One         Five          Ten                would pay on fund distributions or the
          Total Return          Year        Years        Years               redemption of fund shares.
          -----------------------------------------------------------        The S&P data are provided by Standard
                                5.25%       14.49%       8.02%               & Poor's Index Services Group.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. LARGE CAP EQUITY PORTFOLIO VS.
RUSSELL 1000(R) INDEX
June 25, 2013-October 31, 2015

                                [CHART]


                       U.S. Large Cap
                      Equity Portfolio        Russell 1000/R/ Index
                     -----------------        ---------------------

     6/1/2013             $10,000                    $10,000
     6/1/2013              10,020                     10,130
     7/1/2013              10,550                     10,672
     8/1/2013              10,270                     10,378
     9/1/2013              10,630                     10,740
    10/1/2013              11,101                     11,213
    11/1/2013              11,452                     11,527
    12/1/2013              11,757                     11,838
     1/1/2014              11,333                     11,460
     2/1/2014              11,878                     12,004
     3/1/2014              11,985                     12,080
     4/1/2014              12,046                     12,137
     5/1/2014              12,319                     12,416
     6/1/2014              12,623                     12,699
     7/1/2014              12,410                     12,493
     8/1/2014              12,928                     13,010
     9/1/2014              12,654                     12,781
    10/1/2014              12,899                     13,094
    11/1/2014              13,205                     13,437
    12/1/2014              13,175                     13,405
     1/1/2015              12,775                     13,037
     2/1/2015              13,555                     13,790
     3/1/2015              13,391                     13,619
     4/1/2015              13,463                     13,715
     5/1/2015              13,659                     13,895
     6/1/2015              13,399                     13,634
     7/1/2015              13,564                     13,897           Past performance is not predictive of
     8/1/2015              12,768                     13,061           future performance.
     9/1/2015              12,374                     12,703           The returns shown do not reflect the
    10/1/2015              13,350                     13,731           deduction of taxes that a shareholder
                                                                       would pay on fund distributions or the
            Average Annual         One           Since                 redemption of fund shares.
            Total Return           Year        Inception               Russell data copyright (C) Russell
            ---------------------------------------------------        Investment Group 1995-2015, all rights
                                   3.49%        13.08%                 reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
U.S. LARGE CAP VALUE PORTFOLIO VS.
RUSSELL 1000(R) VALUE INDEX
October 31, 2005-October 31, 2015

                                    [CHART]


                U.S. Large Cap Value Portfolio    Russell 1000/R/ Value Index
               -------------------------------    ---------------------------
 10/31/2005                $10,000                          $10,000
 11/30/2005                 10,398                           10,327
 12/31/2005                 10,411                           10,389
  1/31/2006                 10,904                           10,792
  2/28/2006                 10,866                           10,858
  3/31/2006                 11,057                           11,005
  4/30/2006                 11,369                           11,285
  5/31/2006                 11,158                           11,000
  6/30/2006                 11,255                           11,070
  7/31/2006                 11,091                           11,339
  8/31/2006                 11,269                           11,529
  9/30/2006                 11,581                           11,759
 10/31/2006                 12,039                           12,144
 11/30/2006                 12,266                           12,421
 12/31/2006                 12,513                           12,700
  1/31/2007                 12,875                           12,862
  2/28/2007                 12,681                           12,662
  3/31/2007                 12,764                           12,857
  4/30/2007                 13,306                           13,332
  5/31/2007                 13,852                           13,813
  6/30/2007                 13,627                           13,491
  7/31/2007                 12,780                           12,867
  8/31/2007                 12,536                           13,011
  9/30/2007                 12,860                           13,458
 10/31/2007                 12,930                           13,459
 11/30/2007                 12,206                           12,801
 12/31/2007                 12,167                           12,678
  1/31/2008                 11,700                           12,170
  2/29/2008                 11,338                           11,660
  3/31/2008                 11,232                           11,573
  4/30/2008                 11,937                           12,137
  5/31/2008                 12,221                           12,117
  6/30/2008                 10,882                           10,957
  7/31/2008                 10,760                           10,918
  8/31/2008                 10,971                           11,104
  9/30/2008                  9,985                           10,288
 10/31/2008                  7,735                            8,507
 11/30/2008                  6,976                            7,897
 12/31/2008                  7,203                            8,006
  1/31/2009                  6,349                            7,086
  2/28/2009                  5,457                            6,139
  3/31/2009                  5,994                            6,664
  4/30/2009                  6,964                            7,378
  5/31/2009                  7,498                            7,834
  6/30/2009                  7,407                            7,777
  7/31/2009                  8,105                            8,413
  8/31/2009                  8,656                            8,853
  9/30/2009                  9,033                            9,195
 10/31/2009                  8,645                            8,914
 11/30/2009                  9,131                            9,416
 12/31/2009                  9,377                            9,583
  1/31/2010                  9,157                            9,313
  2/28/2010                  9,553                            9,607
  3/31/2010                 10,298                           10,233
  4/30/2010                 10,623                           10,498
  5/31/2010                  9,714                            9,635
  6/30/2010                  8,980                            9,092
  7/31/2010                  9,682                            9,708
  8/31/2010                  9,090                            9,292
  9/30/2010                  9,981                           10,013
 10/31/2010                 10,349                           10,314
 11/30/2010                 10,271                           10,259
 12/31/2010                 11,269                           11,069
  1/31/2011                 11,633                           11,319
  2/28/2011                 12,260                           11,737
  3/31/2011                 12,316                           11,783
  4/30/2011                 12,625                           12,097
  5/31/2011                 12,445                           11,969
  6/30/2011                 12,219                           11,724
  7/31/2011                 11,661                           11,335
  8/31/2011                 10,675                           10,628
  9/30/2011                  9,596                            9,824
 10/31/2011                 10,921                           10,949
 11/30/2011                 10,830                           10,893
 12/31/2011                 10,916                           11,112
  1/31/2012                 11,457                           11,532
  2/29/2012                 12,119                           11,992
  3/31/2012                 12,341                           12,348
  4/30/2012                 12,083                           12,222
  5/31/2012                 11,225                           11,505
  6/30/2012                 11,828                           12,076
  7/31/2012                 11,943                           12,201
  8/31/2012                 12,414                           12,466
  9/30/2012                 12,867                           12,862
 10/31/2012                 12,902                           12,799
 11/30/2012                 12,931                           12,793
 12/31/2012                 13,323                           13,058
  1/31/2013                 14,248                           13,906
  2/28/2013                 14,428                           14,106
  3/31/2013                 15,121                           14,665
  4/30/2013                 15,273                           14,886
  5/31/2013                 15,903                           15,269
  6/30/2013                 15,720                           15,134
  7/31/2013                 16,663                           15,951
  8/31/2013                 16,165                           15,346
  9/30/2013                 16,643                           15,730
 10/31/2013                 17,484                           16,419
 11/30/2013                 18,214                           16,877
 12/31/2013                 18,695                           17,305
  1/31/2014                 17,956                           16,690
  2/28/2014                 18,559                           17,412
  3/31/2014                 18,994                           17,828
  4/30/2014                 19,118                           17,997
  5/31/2014                 19,533                           18,261
  6/30/2014                 20,066                           18,738
  7/31/2014                 19,917                           18,418
  8/31/2014                 20,548                           19,095
  9/30/2014                 20,036                           18,701
 10/31/2014                 20,192                           19,122
 11/30/2014                 20,425                           19,513
 12/31/2014                 20,576                           19,633
  1/31/2015                 19,553                           18,848
  2/28/2015                 20,933                           19,760
  3/31/2015                 20,532                           19,491
  4/30/2015                 20,951                           19,673
  5/31/2015                 21,176                           19,910
  6/30/2015                 20,833                           19,512              Past performance is not predictive of
  7/31/2015                 20,779                           19,598              future performance.
  8/31/2015                 19,515                           18,430              The returns shown do not reflect the
  9/30/2015                 18,884                           17,874              deduction of taxes that a shareholder
 10/31/2015                 20,425                           19,223              would pay on fund distributions or the
           Average Annual         One          Five           Ten                redemption of fund shares.
           Total Return           Year         Years         Years               Russell data copyright (C) Russell
           --------------------------------------------------------------        Investment Group 1995-2015, all rights
                                  1.16%        14.57%        7.40%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- CLASS R1 VS.
RUSSELL 2000(R) VALUE INDEX
January 31, 2008-October 31, 2015

                                    [CHART]


                    U.S. Targeted
              Value Portfolio - Class R1        Russell 2000/R/ Value Index
              --------------------------        ---------------------------
 1/31/2008             $10,000                            $10,000
 2/29/2008               9,750                              9,603
 3/31/2008               9,821                              9,747
 4/30/2008              10,152                             10,056
 5/31/2008              10,613                             10,400
 6/30/2008               9,538                              9,402
 7/31/2008               9,790                              9,884
 8/31/2008              10,233                             10,353
 9/30/2008               9,575                              9,868
10/31/2008               7,504                              7,897
11/30/2008               6,525                              6,982
12/31/2008               6,946                              7,412
 1/31/2009               5,999                              6,353
 2/28/2009               5,204                              5,471
 3/31/2009               5,777                              5,956
 4/30/2009               6,902                              6,901
 5/31/2009               7,137                              7,051
 6/30/2009               7,107                              7,028
 7/31/2009               7,959                              7,841
 8/31/2009               8,379                              8,212
 9/30/2009               8,844                              8,624
10/31/2009               8,207                              8,051
11/30/2009               8,484                              8,308
12/31/2009               9,150                              8,937
 1/31/2010               8,943                              8,675
 2/28/2010               9,449                              9,077
 3/31/2010              10,229                              9,832
 4/30/2010              10,973                             10,520
 5/31/2010               9,981                              9,631
 6/30/2010               9,031                              8,790
 7/31/2010               9,735                              9,418
 8/31/2010               8,948                              8,710
 9/30/2010              10,044                              9,645
10/31/2010              10,417                             10,019
11/30/2010              10,840                             10,273
12/31/2010              11,805                             11,127
 1/31/2011              11,883                             11,133
 2/28/2011              12,550                             11,698
 3/31/2011              12,792                             11,861
 4/30/2011              12,998                             12,053
 5/31/2011              12,678                             11,837
 6/30/2011              12,397                             11,546
 7/31/2011              11,964                             11,165
 8/31/2011              10,763                             10,178
 9/30/2011               9,425                              9,067
10/31/2011              10,905                             10,373
11/30/2011              10,941                             10,353
12/31/2011              11,049                             10,515
 1/31/2012              11,719                             11,214
 2/29/2012              12,144                             11,380
 3/31/2012              12,369                             11,733
 4/30/2012              12,168                             11,564
 5/31/2012              11,260                             10,857
 6/30/2012              11,715                             11,380
 7/31/2012              11,657                             11,264
 8/31/2012              12,192                             11,612
 9/30/2012              12,577                             12,025
10/31/2012              12,505                             11,874
11/30/2012              12,715                             11,911
12/31/2012              13,155                             12,413
 1/31/2013              14,059                             13,152
 2/28/2013              14,291                             13,303
 3/31/2013              14,987                             13,856
 4/30/2013              14,840                             13,843
 5/31/2013              15,567                             14,257
 6/30/2013              15,460                             14,199
 7/31/2013              16,545                             15,111
 8/31/2013              15,941                             14,443
 9/30/2013              16,826                             15,277
10/31/2013              17,555                             15,773
11/30/2013              18,331                             16,389
12/31/2013              18,804                             16,698
 1/31/2014              17,913                             16,052
 2/28/2014              18,845                             16,787
 3/31/2014              19,217                             16,994
 4/30/2014              18,862                             16,557
 5/31/2014              19,044                             16,662
 6/30/2014              19,852                             17,399
 7/31/2014              18,859                             16,347
 8/31/2014              19,819                             17,058
 9/30/2014              18,629                             15,907
10/31/2014              19,217                             17,018
11/30/2014              19,110                             16,939
12/31/2014              19,348                             17,402
 1/31/2015              18,502                             16,678
 2/28/2015              19,828                             17,452
 3/31/2015              20,100                             17,747
 4/30/2015              19,891                             17,367
 5/31/2015              20,179                             17,511
 6/30/2015              20,105                             17,534              Past performance is not predictive of
 7/31/2015              19,580                             17,051              future performance.
 8/31/2015              18,783                             16,213              The returns shown do not reflect the
 9/30/2015              17,863                             15,652              deduction of taxes that a shareholder
10/31/2015              18,962                             16,528              would pay on fund distributions or the
          Average Annual         One         Five          Since               redemption of fund shares.
          Total Return           Year        Years       Inception             Russell data copyright (C) Russell
          --------------------------------------------------------------       Investment Group 1995-2015, all rights
                                -1.33%       12.73%        8.61%               reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- CLASS R2 VS.
RUSSELL 2000(R) VALUE INDEX
June 30, 2008-October 31, 2015

                                    [CHART]


                      U.S. Targeted Value
                      Portfolio - Class R2         Russell 2000/R/ Value Index
                    ------------------------       ---------------------------
 6/1/2008                   $10,000                          $10,000
 7/1/2008                    10,260                           10,513
 8/1/2008                    10,720                           11,012
 9/1/2008                    10,038                           10,496
10/1/2008                     7,860                            8,399
11/1/2008                     6,836                            7,427
12/1/2008                     7,274                            7,883
 1/1/2009                     6,272                            6,757
 2/1/2009                     5,443                            5,819
 3/1/2009                     6,038                            6,335
 4/1/2009                     7,216                            7,341
 5/1/2009                     7,459                            7,499
 6/1/2009                     7,436                            7,476
 7/1/2009                     8,321                            8,340
 8/1/2009                     8,768                            8,735
 9/1/2009                     9,248                            9,173
10/1/2009                     8,585                            8,564
11/1/2009                     8,871                            8,836
12/1/2009                     9,568                            9,506
 1/1/2010                     9,343                            9,227
 2/1/2010                     9,865                            9,655
 3/1/2010                    10,685                           10,458
 4/1/2010                    11,453                           11,190
 5/1/2010                    10,419                           10,244
 6/1/2010                     9,434                            9,350
 7/1/2010                    10,161                           10,017
 8/1/2010                     9,341                            9,264
 9/1/2010                    10,484                           10,259
10/1/2010                    10,874                           10,656
11/1/2010                    11,306                           10,927
12/1/2010                    12,308                           11,835
 1/1/2011                    12,396                           11,841
 2/1/2011                    13,085                           12,443
 3/1/2011                    13,336                           12,615
 4/1/2011                    13,544                           12,820
 5/1/2011                    13,211                           12,591
 6/1/2011                    12,926                           12,281
 7/1/2011                    12,466                           11,875
 8/1/2011                    11,214                           10,826
 9/1/2011                     9,820                            9,644
10/1/2011                    11,364                           11,034
11/1/2011                    11,401                           11,011
12/1/2011                    11,510                           11,184
 1/1/2012                    12,209                           11,927
 2/1/2012                    12,644                           12,105
 3/1/2012                    12,877                           12,480
 4/1/2012                    12,667                           12,299
 5/1/2012                    11,721                           11,548
 6/1/2012                    12,189                           12,105
 7/1/2012                    12,129                           11,981
 8/1/2012                    12,686                           12,351
 9/1/2012                    13,082                           12,791
10/1/2012                    13,007                           12,630
11/1/2012                    13,225                           12,669
12/1/2012                    13,677                           13,203
 1/1/2013                    14,611                           13,989
 2/1/2013                    14,861                           14,149
 3/1/2013                    15,577                           14,738
 4/1/2013                    15,424                           14,724
 5/1/2013                    16,181                           15,164
 6/1/2013                    16,064                           15,102
 7/1/2013                    17,185                           16,073
 8/1/2013                    16,548                           15,362
 9/1/2013                    17,472                           16,249
10/1/2013                    18,223                           16,777
11/1/2013                    19,022                           17,432
12/1/2013                    19,515                           17,760
 1/1/2014                    18,587                           17,073
 2/1/2014                    19,549                           17,855
 3/1/2014                    19,932                           18,076
 4/1/2014                    19,563                           17,611
 5/1/2014                    19,752                           17,723
 6/1/2014                    20,586                           18,507
 7/1/2014                    19,553                           17,387
 8/1/2014                    20,551                           18,143
 9/1/2014                    19,315                           16,919
10/1/2014                    19,918                           18,101
11/1/2014                    19,798                           18,017
12/1/2014                    20,051                           18,509
 1/1/2015                    19,171                           17,739
 2/1/2015                    20,540                           18,563
 3/1/2015                    20,817                           18,876
 4/1/2015                    20,600                           18,473
 5/1/2015                    20,890                           18,626
 6/1/2015                    20,816                           18,650
 7/1/2015                    20,271                           18,136              Past performance is not predictive of
 8/1/2015                    19,443                           17,245              future performance.
 9/1/2015                    18,490                           16,648              The returns shown do not reflect the
10/1/2015                    19,621                           17,580              deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
          Average Annual         One         Five           Since                 redemption of fund shares.
          Total Return           Year        Years        Inception               Russell data copyright (C) Russell
          ----------------------------------------------------------------        Investment Group 1995-2015, all rights
                                -1.49%       12.53%         9.62%                 reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
RUSSELL 2000(R) VALUE INDEX
October 31, 2005-October 31, 2015

                                    [CHART]


                      U.S. Targeted Value
                Portfolio - Institutional Class     Russell 2000/R/ Value Index
               ---------------------------------    ---------------------------
10/1/2005                   $10,000                           $10,000
11/1/2005                    10,465                            10,406
12/1/2005                    10,509                            10,326
 1/1/2006                    11,353                            11,180
 2/1/2006                    11,233                            11,179
 3/1/2006                    11,698                            11,720
 4/1/2006                    11,851                            11,752
 5/1/2006                    11,439                            11,265
 6/1/2006                    11,504                            11,403
 7/1/2006                    11,150                            11,245
 8/1/2006                    11,404                            11,581
 9/1/2006                    11,520                            11,694
10/1/2006                    12,089                            12,290
11/1/2006                    12,503                            12,640
12/1/2006                    12,579                            12,750
 1/1/2007                    12,842                            12,941
 2/1/2007                    12,776                            12,782
 3/1/2007                    12,874                            12,937
 4/1/2007                    13,137                            13,071
 5/1/2007                    13,706                            13,550
 6/1/2007                    13,525                            13,234
 7/1/2007                    12,545                            12,108
 8/1/2007                    12,508                            12,350
 9/1/2007                    12,546                            12,406
10/1/2007                    12,575                            12,541
11/1/2007                    11,679                            11,602
12/1/2007                    11,549                            11,504
 1/1/2008                    10,997                            11,032
 2/1/2008                    10,717                            10,593
 3/1/2008                    10,808                            10,753
 4/1/2008                    11,165                            11,093
 5/1/2008                    11,680                            11,472
 6/1/2008                    10,499                            10,372
 7/1/2008                    10,772                            10,903
 8/1/2008                    11,258                            11,421
 9/1/2008                    10,546                            10,886
10/1/2008                     8,260                             8,711
11/1/2008                     7,185                             7,702
12/1/2008                     7,648                             8,176
 1/1/2009                     6,597                             7,008
 2/1/2009                     5,730                             6,035
 3/1/2009                     6,355                             6,571
 4/1/2009                     7,594                             7,613
 5/1/2009                     7,855                             7,778
 6/1/2009                     7,828                             7,753
 7/1/2009                     8,761                             8,650
 8/1/2009                     9,232                             9,059
 9/1/2009                     9,745                             9,514
10/1/2009                     9,042                             8,882
11/1/2009                     9,343                             9,165
12/1/2009                    10,085                             9,859
 1/1/2010                     9,853                             9,570
 2/1/2010                    10,403                            10,013
 3/1/2010                    11,269                            10,846
 4/1/2010                    12,083                            11,605
 5/1/2010                    10,998                            10,625
 6/1/2010                     9,953                             9,697
 7/1/2010                    10,729                            10,389
 8/1/2010                     9,859                             9,608
 9/1/2010                    11,072                            10,640
10/1/2010                    11,484                            11,052
11/1/2010                    11,943                            11,333
12/1/2010                    13,011                            12,274
 1/1/2011                    13,097                            12,281
 2/1/2011                    13,841                            12,905
 3/1/2011                    14,107                            13,084
 4/1/2011                    14,326                            13,297
 5/1/2011                    13,974                            13,058
 6/1/2011                    13,673                            12,737
 7/1/2011                    13,195                            12,316
 8/1/2011                    11,871                            11,228
 9/1/2011                    10,397                            10,002
10/1/2011                    12,031                            11,443
11/1/2011                    12,070                            11,421
12/1/2011                    12,193                            11,599
 1/1/2012                    12,932                            12,370
 2/1/2012                    13,401                            12,554
 3/1/2012                    13,653                            12,944
 4/1/2012                    13,430                            12,756
 5/1/2012                    12,428                            11,977
 6/1/2012                    12,934                            12,554
 7/1/2012                    12,870                            12,426
 8/1/2012                    13,461                            12,809
 9/1/2012                    13,889                            13,266
10/1/2012                    13,809                            13,099
11/1/2012                    14,041                            13,139
12/1/2012                    14,532                            13,693
 1/1/2013                    15,523                            14,509
 2/1/2013                    15,788                            14,675
 3/1/2013                    16,557                            15,286
 4/1/2013                    16,395                            15,271
 5/1/2013                    17,206                            15,727
 6/1/2013                    17,083                            15,663
 7/1/2013                    18,282                            16,670
 8/1/2013                    17,606                            15,933
 9/1/2013                    18,590                            16,853
10/1/2013                    19,388                            17,400
11/1/2013                    20,254                            18,079
12/1/2013                    20,785                            18,420
 1/1/2014                    19,799                            17,708
 2/1/2014                    20,821                            18,518
 3/1/2014                    21,236                            18,747
 4/1/2014                    20,852                            18,265
 5/1/2014                    21,053                            18,381
 6/1/2014                    21,943                            19,194
 7/1/2014                    20,854                            18,033
 8/1/2014                    21,916                            18,817
 9/1/2014                    20,604                            17,548
10/1/2014                    21,246                            18,774
11/1/2014                    21,136                            18,686
12/1/2014                    21,396                            19,197
 1/1/2015                    20,469                            18,398
 2/1/2015                    21,937                            19,252
 3/1/2015                    22,233                            19,577
 4/1/2015                    22,011                            19,159
 5/1/2015                    22,330                            19,318
 6/1/2015                    22,244                            19,343
 7/1/2015                    21,672                            18,809              Past performance is not predictive of
 8/1/2015                    20,788                            17,886              future performance.
 9/1/2015                    19,775                            17,267              The returns shown do not reflect the
10/1/2015                    20,992                            18,233              deduction of taxes that a shareholder
                                                                                   would pay on fund distributions or the
           Average Annual          One          Five           Ten                 redemption of fund shares.
           Total Return            Year         Years         Years                Russell data copyright (C) Russell
           ----------------------------------------------------------------        Investment Group 1995-2015, all rights
                                  -1.20%        12.82%        7.70%                reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
U.S. SMALL CAP VALUE PORTFOLIO VS.
RUSSELL 2000(R) VALUE INDEX
October 31, 2005-October 31, 2015

                                     [CHART]


              U.S. Small Cap Value Portfolio      Russell 2000/R/ Value Index
             --------------------------------    -----------------------------
10/1/2005               $10,000                          $10,000
11/1/2005                10,421                           10,406
12/1/2005                10,456                           10,326
 1/1/2006                11,378                           11,180
 2/1/2006                11,339                           11,179
 3/1/2006                12,030                           11,720
 4/1/2006                12,148                           11,752
 5/1/2006                11,615                           11,265
 6/1/2006                11,621                           11,403
 7/1/2006                11,186                           11,245
 8/1/2006                11,403                           11,581
 9/1/2006                11,539                           11,694
10/1/2006                12,166                           12,290
11/1/2006                12,535                           12,640
12/1/2006                12,709                           12,750
 1/1/2007                12,988                           12,941
 2/1/2007                12,958                           12,782
 3/1/2007                13,099                           12,937
 4/1/2007                13,336                           13,071
 5/1/2007                13,822                           13,550
 6/1/2007                13,609                           13,234
 7/1/2007                12,568                           12,108
 8/1/2007                12,473                           12,350
 9/1/2007                12,439                           12,406
10/1/2007                12,578                           12,541
11/1/2007                11,481                           11,602
12/1/2007                11,343                           11,504
 1/1/2008                10,896                           11,032
 2/1/2008                10,587                           10,593
 3/1/2008                10,676                           10,753
 4/1/2008                10,853                           11,093
 5/1/2008                11,302                           11,472
 6/1/2008                10,160                           10,372
 7/1/2008                10,370                           10,903
 8/1/2008                10,801                           11,421
 9/1/2008                10,056                           10,886
10/1/2008                 7,830                            8,711
11/1/2008                 6,813                            7,702
12/1/2008                 7,170                            8,176
 1/1/2009                 6,147                            7,008
 2/1/2009                 5,366                            6,035
 3/1/2009                 5,924                            6,571
 4/1/2009                 7,088                            7,613
 5/1/2009                 7,316                            7,778
 6/1/2009                 7,342                            7,753
 7/1/2009                 8,329                            8,650
 8/1/2009                 8,757                            9,059
 9/1/2009                 9,311                            9,514
10/1/2009                 8,611                            8,882
11/1/2009                 8,878                            9,165
12/1/2009                 9,581                            9,859
 1/1/2010                 9,279                            9,570
 2/1/2010                 9,850                           10,013
 3/1/2010                10,723                           10,846
 4/1/2010                11,592                           11,605
 5/1/2010                10,444                           10,625
 6/1/2010                 9,385                            9,697
 7/1/2010                10,200                           10,389
 8/1/2010                 9,346                            9,608
 9/1/2010                10,554                           10,640
10/1/2010                10,994                           11,052
11/1/2010                11,488                           11,333
12/1/2010                12,542                           12,274
 1/1/2011                12,581                           12,281
 2/1/2011                13,371                           12,905
 3/1/2011                13,646                           13,084
 4/1/2011                13,818                           13,297
 5/1/2011                13,386                           13,058
 6/1/2011                13,144                           12,737
 7/1/2011                12,766                           12,316
 8/1/2011                11,415                           11,228
 9/1/2011                 9,980                           10,002
10/1/2011                11,559                           11,443
11/1/2011                11,480                           11,421
12/1/2011                11,596                           11,599
 1/1/2012                12,457                           12,370
 2/1/2012                12,853                           12,554
 3/1/2012                13,148                           12,944
 4/1/2012                12,938                           12,756
 5/1/2012                12,016                           11,977
 6/1/2012                12,543                           12,554
 7/1/2012                12,513                           12,426
 8/1/2012                13,040                           12,809
 9/1/2012                13,472                           13,266
10/1/2012                13,362                           13,099
11/1/2012                13,608                           13,139
12/1/2012                14,115                           13,693
 1/1/2013                15,041                           14,509
 2/1/2013                15,305                           14,675
 3/1/2013                16,056                           15,286
 4/1/2013                15,878                           15,271
 5/1/2013                16,734                           15,727
 6/1/2013                16,617                           15,663
 7/1/2013                17,836                           16,670
 8/1/2013                17,092                           15,933
 9/1/2013                17,988                           16,853
10/1/2013                18,620                           17,400
11/1/2013                19,565                           18,079
12/1/2013                20,097                           18,420
 1/1/2014                19,064                           17,708
 2/1/2014                20,103                           18,518
 3/1/2014                20,341                           18,747
 4/1/2014                19,950                           18,265
 5/1/2014                20,114                           18,381
 6/1/2014                21,007                           19,194
 7/1/2014                19,796                           18,033
 8/1/2014                20,950                           18,817
 9/1/2014                19,488                           17,548
10/1/2014                20,387                           18,774
11/1/2014                20,330                           18,686
12/1/2014                20,797                           19,197
 1/1/2015                19,768                           18,398
 2/1/2015                20,933                           19,252
 3/1/2015                21,305                           19,577
 4/1/2015                21,020                           19,159
 5/1/2015                21,305                           19,318
 6/1/2015                21,316                           19,343
 7/1/2015                20,534                           18,809                  Past performance is not predictive of
 8/1/2015                19,705                           17,886                  future performance.
 9/1/2015                18,817                           17,267                  The returns shown do not reflect the
10/1/2015                19,811                           18,233                  deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
           Average Annual          One          Five           Ten                redemption of fund shares.
           Total Return            Year         Years         Years               Russell data copyright (C) Russell
           ---------------------------------------------------------------        Investment Group 1995-2015, all rights
                                  -2.83%        12.50%        7.08%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. CORE EQUITY 1 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
October 31, 2005-October 31, 2015

                                     [CHART]


              U.S. Core Equity 1 Portfolio     Russell 3000/R/ Index
             ------------------------------   -----------------------
10/1/2005                $10,000                    $10,000
11/1/2005                 10,407                     10,389
12/1/2005                 10,411                     10,398
 1/1/2006                 10,831                     10,746
 2/1/2006                 10,851                     10,765
 3/1/2006                 11,092                     10,951
 4/1/2006                 11,226                     11,070
 5/1/2006                 10,836                     10,715
 6/1/2006                 10,839                     10,734
 7/1/2006                 10,726                     10,724
 8/1/2006                 10,983                     10,987
 9/1/2006                 11,211                     11,233
10/1/2006                 11,623                     11,637
11/1/2006                 11,900                     11,890
12/1/2006                 12,045                     12,032
 1/1/2007                 12,274                     12,261
 2/1/2007                 12,139                     12,060
 3/1/2007                 12,260                     12,186
 4/1/2007                 12,718                     12,673
 5/1/2007                 13,208                     13,134
 6/1/2007                 12,994                     12,888
 7/1/2007                 12,450                     12,449
 8/1/2007                 12,576                     12,628
 9/1/2007                 12,936                     13,088
10/1/2007                 13,136                     13,328
11/1/2007                 12,457                     12,728
12/1/2007                 12,381                     12,651
 1/1/2008                 11,675                     11,884
 2/1/2008                 11,327                     11,515
 3/1/2008                 11,246                     11,447
 4/1/2008                 11,807                     12,019
 5/1/2008                 12,113                     12,266
 6/1/2008                 11,076                     11,253
 7/1/2008                 11,076                     11,164
 8/1/2008                 11,320                     11,337
 9/1/2008                 10,271                     10,271
10/1/2008                  8,364                      8,449
11/1/2008                  7,657                      7,782
12/1/2008                  7,859                      7,931
 1/1/2009                  7,149                      7,266
 2/1/2009                  6,384                      6,505
 3/1/2009                  6,971                      7,074
 4/1/2009                  7,815                      7,819
 5/1/2009                  8,183                      8,236
 6/1/2009                  8,220                      8,264
 7/1/2009                  8,916                      8,907
 8/1/2009                  9,242                      9,226
 9/1/2009                  9,680                      9,612
10/1/2009                  9,338                      9,365
11/1/2009                  9,808                      9,897
12/1/2009                 10,204                     10,179
 1/1/2010                  9,875                      9,812
 2/1/2010                 10,259                     10,145
 3/1/2010                 10,941                     10,784
 4/1/2010                 11,282                     11,017
 5/1/2010                 10,391                     10,147
 6/1/2010                  9,721                      9,563
 7/1/2010                 10,417                     10,227
 8/1/2010                  9,854                      9,746
 9/1/2010                 10,859                     10,666
10/1/2010                 11,280                     11,083
11/1/2010                 11,424                     11,147
12/1/2010                 12,256                     11,902
 1/1/2011                 12,501                     12,162
 2/1/2011                 13,002                     12,605
 3/1/2011                 13,140                     12,662
 4/1/2011                 13,497                     13,039
 5/1/2011                 13,307                     12,890
 6/1/2011                 13,061                     12,659
 7/1/2011                 12,691                     12,369
 8/1/2011                 11,806                     11,627
 9/1/2011                 10,773                     10,724
10/1/2011                 12,123                     11,959
11/1/2011                 12,100                     11,926
12/1/2011                 12,178                     12,024
 1/1/2012                 12,834                     12,631
 2/1/2012                 13,389                     13,166
 3/1/2012                 13,744                     13,572
 4/1/2012                 13,608                     13,483
 5/1/2012                 12,712                     12,649
 6/1/2012                 13,182                     13,145
 7/1/2012                 13,273                     13,275
 8/1/2012                 13,660                     13,606
 9/1/2012                 14,049                     13,963
10/1/2012                 13,855                     13,723
11/1/2012                 14,004                     13,829
12/1/2012                 14,238                     13,998
 1/1/2013                 15,102                     14,766
 2/1/2013                 15,287                     14,962
 3/1/2013                 15,913                     15,548
 4/1/2013                 16,086                     15,803
 5/1/2013                 16,618                     16,176
 6/1/2013                 16,450                     15,966
 7/1/2013                 17,402                     16,841
 8/1/2013                 16,915                     16,371
 9/1/2013                 17,611                     16,979
10/1/2013                 18,333                     17,701
11/1/2013                 18,927                     18,214
12/1/2013                 19,449                     18,695
 1/1/2014                 18,778                     18,104
 2/1/2014                 19,684                     18,963
 3/1/2014                 19,842                     19,064
 4/1/2014                 19,795                     19,087
 5/1/2014                 20,184                     19,503
 6/1/2014                 20,767                     19,993
 7/1/2014                 20,235                     19,598
 8/1/2014                 21,099                     20,420
 9/1/2014                 20,521                     19,995
10/1/2014                 21,032                     20,545
11/1/2014                 21,471                     21,043
12/1/2014                 21,495                     21,043
 1/1/2015                 20,823                     20,457
 2/1/2015                 22,119                     21,641
 3/1/2015                 21,975                     21,421
 4/1/2015                 22,035                     21,518
 5/1/2015                 22,324                     21,816
 6/1/2015                 21,999                     21,451
 7/1/2015                 22,144                     21,810              Past performance is not predictive of
 8/1/2015                 20,900                     20,493              future performance.
 9/1/2015                 20,213                     19,896              The returns shown do not reflect the
10/1/2015                 21,718                     21,467              deduction of taxes that a shareholder
                                                                         would pay on fund distributions or the
          Average Annual        One        Five         Ten              redemption of fund shares.
          Total Return          Year       Years       Years             Russell data copyright (C) Russell
          --------------------------------------------------------       Investment Group 1995-2015, all rights
                                3.26%      14.00%      8.06%             reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
U.S. CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
October 31, 2005-October 31, 2015

                                     [CHART]


               U.S. Core Equity 2 Portfolio       Russell 3000/R/ Index
              -------------------------------   -------------------------
10/1/2005               $10,000                         $10,000
11/1/2005                10,417                          10,389
12/1/2005                10,424                          10,398
 1/1/2006                10,925                          10,746
 2/1/2006                10,945                          10,765
 3/1/2006                11,206                          10,951
 4/1/2006                11,370                          11,070
 5/1/2006                10,961                          10,715
 6/1/2006                10,952                          10,734
 7/1/2006                10,829                          10,724
 8/1/2006                11,075                          10,987
 9/1/2006                11,302                          11,233
10/1/2006                11,734                          11,637
11/1/2006                12,031                          11,890
12/1/2006                12,196                          12,032
 1/1/2007                12,424                          12,261
 2/1/2007                12,299                          12,060
 3/1/2007                12,429                          12,186
 4/1/2007                12,855                          12,673
 5/1/2007                13,375                          13,134
 6/1/2007                13,160                          12,888
 7/1/2007                12,545                          12,449
 8/1/2007                12,659                          12,628
 9/1/2007                12,977                          13,088
10/1/2007                13,113                          13,328
11/1/2007                12,365                          12,728
12/1/2007                12,257                          12,651
 1/1/2008                11,626                          11,884
 2/1/2008                11,258                          11,515
 3/1/2008                11,144                          11,447
 4/1/2008                11,704                          12,019
 5/1/2008                12,031                          12,266
 6/1/2008                10,943                          11,253
 7/1/2008                10,975                          11,164
 8/1/2008                11,219                          11,337
 9/1/2008                10,206                          10,271
10/1/2008                 8,264                           8,449
11/1/2008                 7,516                           7,782
12/1/2008                 7,739                           7,931
 1/1/2009                 6,933                           7,266
 2/1/2009                 6,127                           6,505
 3/1/2009                 6,729                           7,074
 4/1/2009                 7,669                           7,819
 5/1/2009                 8,036                           8,236
 6/1/2009                 8,026                           8,264
 7/1/2009                 8,752                           8,907
 8/1/2009                 9,110                           9,226
 9/1/2009                 9,564                           9,612
10/1/2009                 9,146                           9,365
11/1/2009                 9,560                           9,897
12/1/2009                 9,995                          10,179
 1/1/2010                 9,689                           9,812
 2/1/2010                10,093                          10,145
 3/1/2010                10,815                          10,784
 4/1/2010                11,209                          11,017
 5/1/2010                10,321                          10,147
 6/1/2010                 9,595                           9,563
 7/1/2010                10,299                          10,227
 8/1/2010                 9,683                           9,746
 9/1/2010                10,706                          10,666
10/1/2010                11,104                          11,083
11/1/2010                11,280                          11,147
12/1/2010                12,175                          11,902
 1/1/2011                12,408                          12,162
 2/1/2011                12,963                          12,605
 3/1/2011                13,120                          12,662
 4/1/2011                13,420                          13,039
 5/1/2011                13,209                          12,890
 6/1/2011                12,949                          12,659
 7/1/2011                12,514                          12,369
 8/1/2011                11,566                          11,627
 9/1/2011                10,468                          10,724
10/1/2011                11,879                          11,959
11/1/2011                11,834                          11,926
12/1/2011                11,920                          12,024
 1/1/2012                12,585                          12,631
 2/1/2012                13,125                          13,166
 3/1/2012                13,442                          13,572
 4/1/2012                13,306                          13,483
 5/1/2012                12,393                          12,649
 6/1/2012                12,882                          13,145
 7/1/2012                12,950                          13,275
 8/1/2012                13,358                          13,606
 9/1/2012                13,764                          13,963
10/1/2012                13,639                          13,723
11/1/2012                13,764                          13,829
12/1/2012                14,075                          13,998
 1/1/2013                14,965                          14,766
 2/1/2013                15,150                          14,962
 3/1/2013                15,786                          15,548
 4/1/2013                15,902                          15,803
 5/1/2013                16,504                          16,176
 6/1/2013                16,346                          15,966
 7/1/2013                17,335                          16,841
 8/1/2013                16,800                          16,371
 9/1/2013                17,518                          16,979
10/1/2013                18,229                          17,701
11/1/2013                18,848                          18,214
12/1/2013                19,390                          18,695
 1/1/2014                18,667                          18,104
 2/1/2014                19,544                          18,963
 3/1/2014                19,771                          19,064
 4/1/2014                19,676                          19,087
 5/1/2014                20,020                          19,503
 6/1/2014                20,654                          19,993
 7/1/2014                20,082                          19,598
 8/1/2014                20,916                          20,420
 9/1/2014                20,251                          19,995
10/1/2014                20,742                          20,545
11/1/2014                21,113                          21,043
12/1/2014                21,197                          21,043
 1/1/2015                20,433                          20,457
 2/1/2015                21,754                          21,641
 3/1/2015                21,650                          21,421
 4/1/2015                21,699                          21,518
 5/1/2015                21,978                          21,816
 6/1/2015                21,685                          21,451              Past performance is not predictive of
 7/1/2015                21,648                          21,810              future performance.
 8/1/2015                20,441                          20,493              The returns shown do not reflect the
 9/1/2015                19,707                          19,896              deduction of taxes that a shareholder
10/1/2015                21,140                          21,467              would pay on fund distributions or the
          Average Annual        One         Five          Ten                redemption of fund shares.
          Total Return          Year        Years        Years               Russell data copyright (C) Russell
          -----------------------------------------------------------        Investment Group 1995-2015, all rights
                                1.92%       13.74%       7.77%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. VECTOR EQUITY PORTFOLIO VS.
RUSSELL 3000(R) INDEX
December 30, 2005-October 31, 2015

                                     [CHART]


               U.S. Vector Equity Portfolio       Russell 3000/R/ Index
              -------------------------------   -------------------------
12/1/2005                 $10,000                         $10,000
12/1/2005                  10,000                          10,000
 1/1/2006                  10,810                          10,334
 2/1/2006                  10,800                          10,352
 3/1/2006                  11,196                          10,531
 4/1/2006                  11,316                          10,646
 5/1/2006                  10,865                          10,305
 6/1/2006                  10,845                          10,323
 7/1/2006                  10,624                          10,313
 8/1/2006                  10,865                          10,566
 9/1/2006                  11,050                          10,802
10/1/2006                  11,533                          11,191
11/1/2006                  11,865                          11,435
12/1/2006                  12,001                          11,572
 1/1/2007                  12,237                          11,792
 2/1/2007                  12,155                          11,598
 3/1/2007                  12,268                          11,719
 4/1/2007                  12,628                          12,187
 5/1/2007                  13,152                          12,631
 6/1/2007                  12,951                          12,395
 7/1/2007                  12,220                          11,972
 8/1/2007                  12,281                          12,144
 9/1/2007                  12,496                          12,587
10/1/2007                  12,579                          12,818
11/1/2007                  11,762                          12,241
12/1/2007                  11,632                          12,166
 1/1/2008                  11,081                          11,429
 2/1/2008                  10,707                          11,074
 3/1/2008                  10,663                          11,008
 4/1/2008                  11,142                          11,559
 5/1/2008                  11,517                          11,796
 6/1/2008                  10,417                          10,822
 7/1/2008                  10,500                          10,736
 8/1/2008                  10,803                          10,903
 9/1/2008                   9,892                           9,878
10/1/2008                   7,847                           8,126
11/1/2008                   6,987                           7,484
12/1/2008                   7,307                           7,627
 1/1/2009                   6,417                           6,987
 2/1/2009                   5,612                           6,255
 3/1/2009                   6,178                           6,803
 4/1/2009                   7,178                           7,519
 5/1/2009                   7,486                           7,921
 6/1/2009                   7,490                           7,947
 7/1/2009                   8,258                           8,566
 8/1/2009                   8,642                           8,872
 9/1/2009                   9,093                           9,244
10/1/2009                   8,590                           9,006
11/1/2009                   8,911                           9,518
12/1/2009                   9,442                           9,789
 1/1/2010                   9,173                           9,436
 2/1/2010                   9,625                           9,756
 3/1/2010                  10,347                          10,371
 4/1/2010                  10,874                          10,595
 5/1/2010                  10,003                           9,758
 6/1/2010                   9,227                           9,197
 7/1/2010                   9,906                           9,835
 8/1/2010                   9,227                           9,372
 9/1/2010                  10,243                          10,257
10/1/2010                  10,621                          10,658
11/1/2010                  10,881                          10,720
12/1/2010                  11,813                          11,446
 1/1/2011                  11,976                          11,696
 2/1/2011                  12,585                          12,122
 3/1/2011                  12,794                          12,177
 4/1/2011                  13,055                          12,539
 5/1/2011                  12,805                          12,396
 6/1/2011                  12,530                          12,174
 7/1/2011                  12,072                          11,895
 8/1/2011                  11,014                          11,181
 9/1/2011                   9,822                          10,314
10/1/2011                  11,244                          11,501
11/1/2011                  11,189                          11,470
12/1/2011                  11,274                          11,564
 1/1/2012                  11,967                          12,147
 2/1/2012                  12,462                          12,661
 3/1/2012                  12,762                          13,052
 4/1/2012                  12,575                          12,966
 5/1/2012                  11,661                          12,165
 6/1/2012                  12,122                          12,641
 7/1/2012                  12,099                          12,766
 8/1/2012                  12,542                          13,085
 9/1/2012                  12,947                          13,429
10/1/2012                  12,880                          13,197
11/1/2012                  13,035                          13,299
12/1/2012                  13,413                          13,462
 1/1/2013                  14,342                          14,201
 2/1/2013                  14,499                          14,389
 3/1/2013                  15,148                          14,953
 4/1/2013                  15,136                          15,198
 5/1/2013                  15,798                          15,556
 6/1/2013                  15,667                          15,354
 7/1/2013                  16,679                          16,196
 8/1/2013                  16,139                          15,744
 9/1/2013                  16,932                          16,329
10/1/2013                  17,620                          17,023
11/1/2013                  18,296                          17,517
12/1/2013                  18,806                          17,979
 1/1/2014                  18,037                          17,411
 2/1/2014                  18,875                          18,237
 3/1/2014                  19,126                          18,334
 4/1/2014                  18,908                          18,356
 5/1/2014                  19,184                          18,756
 6/1/2014                  19,912                          19,227
 7/1/2014                  19,186                          18,847
 8/1/2014                  20,039                          19,638
 9/1/2014                  19,174                          19,229
10/1/2014                  19,718                          19,758
11/1/2014                  19,845                          20,237
12/1/2014                  20,031                          20,236
 1/1/2015                  19,154                          19,673
 2/1/2015                  20,452                          20,812
 3/1/2015                  20,494                          20,601
 4/1/2015                  20,445                          20,694
 5/1/2015                  20,686                          20,980
 6/1/2015                  20,563                          20,629
 7/1/2015                  20,297                          20,974            Past performance is not predictive of
 8/1/2015                  19,269                          19,708            future performance.
 9/1/2015                  18,469                          19,134            The returns shown do not reflect the
10/1/2015                  19,683                          20,645            deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          Average Annual        One        Five          Since               redemption of fund shares.
          Total Return          Year       Years       Inception             Russell data copyright (C) Russell
          ------------------------------------------------------------       Investment Group 1995-2015, all rights
                               -0.18%      13.13%        7.13%               reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
October 31, 2005-October 31, 2015

                                     [CHART]


                  U.S. Small Cap Portfolio          Russell 2000/R/ Index
                -----------------------------      -----------------------
10/1/2005                $10,000                        $10,000
11/1/2005                 10,485                         10,485
12/1/2005                 10,459                         10,438
 1/1/2006                 11,409                         11,373
 2/1/2006                 11,388                         11,342
 3/1/2006                 11,910                         11,892
 4/1/2006                 11,937                         11,891
 5/1/2006                 11,287                         11,223
 6/1/2006                 11,220                         11,295
 7/1/2006                 10,790                         10,927
 8/1/2006                 11,091                         11,251
 9/1/2006                 11,183                         11,345
10/1/2006                 11,813                         11,998
11/1/2006                 12,110                         12,313
12/1/2006                 12,196                         12,355
 1/1/2007                 12,379                         12,561
 2/1/2007                 12,316                         12,462
 3/1/2007                 12,445                         12,595
 4/1/2007                 12,673                         12,821
 5/1/2007                 13,153                         13,346
 6/1/2007                 13,009                         13,151
 7/1/2007                 12,225                         12,252
 8/1/2007                 12,397                         12,529
 9/1/2007                 12,553                         12,744
10/1/2007                 12,800                         13,110
11/1/2007                 11,847                         12,169
12/1/2007                 11,823                         12,161
 1/1/2008                 11,005                         11,332
 2/1/2008                 10,651                         10,912
 3/1/2008                 10,689                         10,958
 4/1/2008                 11,026                         11,416
 5/1/2008                 11,552                         11,941
 6/1/2008                 10,518                         11,021
 7/1/2008                 10,849                         11,429
 8/1/2008                 11,242                         11,842
 9/1/2008                 10,343                         10,899
10/1/2008                  8,214                          8,632
11/1/2008                  7,211                          7,611
12/1/2008                  7,566                          8,052
 1/1/2009                  6,728                          7,157
 2/1/2009                  5,916                          6,287
 3/1/2009                  6,525                          6,848
 4/1/2009                  7,737                          7,907
 5/1/2009                  8,010                          8,145
 6/1/2009                  8,218                          8,265
 7/1/2009                  9,072                          9,061
 8/1/2009                  9,396                          9,321
 9/1/2009                  9,981                          9,858
10/1/2009                  9,289                          9,189
11/1/2009                  9,526                          9,477
12/1/2009                 10,315                         10,240
 1/1/2010                 10,002                          9,863
 2/1/2010                 10,490                         10,308
 3/1/2010                 11,350                         11,146
 4/1/2010                 12,120                         11,777
 5/1/2010                 11,174                         10,884
 6/1/2010                 10,281                         10,040
 7/1/2010                 11,021                         10,730
 8/1/2010                 10,181                          9,936
 9/1/2010                 11,510                         11,174
10/1/2010                 11,981                         11,631
11/1/2010                 12,484                         12,035
12/1/2010                 13,482                         12,990
 1/1/2011                 13,495                         12,957
 2/1/2011                 14,252                         13,667
 3/1/2011                 14,660                         14,021
 4/1/2011                 15,007                         14,392
 5/1/2011                 14,704                         14,122
 6/1/2011                 14,469                         13,796
 7/1/2011                 13,963                         13,298
 8/1/2011                 12,711                         12,141
 9/1/2011                 11,299                         10,780
10/1/2011                 13,030                         12,411
11/1/2011                 12,986                         12,366
12/1/2011                 13,057                         12,448
 1/1/2012                 13,936                         13,327
 2/1/2012                 14,336                         13,646
 3/1/2012                 14,711                         13,996
 4/1/2012                 14,507                         13,780
 5/1/2012                 13,565                         12,868
 6/1/2012                 14,138                         13,510
 7/1/2012                 14,023                         13,323
 8/1/2012                 14,515                         13,767
 9/1/2012                 14,989                         14,219
10/1/2012                 14,803                         13,911
11/1/2012                 14,976                         13,985
12/1/2012                 15,459                         14,483
 1/1/2013                 16,427                         15,389
 2/1/2013                 16,591                         15,559
 3/1/2013                 17,392                         16,278
 4/1/2013                 17,249                         16,218
 5/1/2013                 18,136                         16,866
 6/1/2013                 18,116                         16,780
 7/1/2013                 19,421                         17,954
 8/1/2013                 18,765                         17,384
 9/1/2013                 19,929                         18,493
10/1/2013                 20,580                         18,958
11/1/2013                 21,546                         19,718
12/1/2013                 21,984                         20,106
 1/1/2014                 21,083                         19,549
 2/1/2014                 22,048                         20,470
 3/1/2014                 22,166                         20,331
 4/1/2014                 21,513                         19,542
 5/1/2014                 21,634                         19,699
 6/1/2014                 22,662                         20,747
 7/1/2014                 21,303                         19,491
 8/1/2014                 22,313                         20,457
 9/1/2014                 21,110                         19,220
10/1/2014                 22,364                         20,487
11/1/2014                 22,442                         20,505
12/1/2014                 22,960                         21,090
 1/1/2015                 22,009                         20,411
 2/1/2015                 23,461                         21,623
 3/1/2015                 23,876                         22,000
 4/1/2015                 23,322                         21,439
 5/1/2015                 23,729                         21,928
 6/1/2015                 23,968                         22,092
 7/1/2015                 23,664                         21,836               Past performance is not predictive of
 8/1/2015                 22,480                         20,463               future performance.
 9/1/2015                 21,619                         19,459               The returns shown do not reflect the
10/1/2015                 22,888                         20,556               deduction of taxes that a shareholder
                                                                              would pay on fund distributions or the
           Average Annual        One         Five          Ten                redemption of fund shares.
           Total Return          Year        Years        Years               Russell data copyright (C) Russell
           -----------------------------------------------------------        Investment Group 1995-2015, all rights
                                 2.34%       13.82%       8.63%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. MICRO CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
October 31, 2005-October 31, 2015

                                             [CHART]


                    U.S. Micro Cap Portfolio         Russell 2000/R/ Index
                   --------------------------        ---------------------
10/1/2005                   $10,000                         $10,000
11/1/2005                    10,453                          10,485
12/1/2005                    10,472                          10,438
 1/1/2006                    11,429                          11,373
 2/1/2006                    11,458                          11,342
 3/1/2006                    11,979                          11,892
 4/1/2006                    11,929                          11,891
 5/1/2006                    11,227                          11,223
 6/1/2006                    11,127                          11,295
 7/1/2006                    10,744                          10,927
 8/1/2006                    11,042                          11,251
 9/1/2006                    11,104                          11,345
10/1/2006                    11,708                          11,998
11/1/2006                    11,971                          12,313
12/1/2006                    12,164                          12,355
 1/1/2007                    12,304                          12,561
 2/1/2007                    12,242                          12,462
 3/1/2007                    12,367                          12,595
 4/1/2007                    12,553                          12,821
 5/1/2007                    12,948                          13,346
 6/1/2007                    12,905                          13,151
 7/1/2007                    12,066                          12,252
 8/1/2007                    12,206                          12,529
 9/1/2007                    12,386                          12,744
10/1/2007                    12,596                          13,110
11/1/2007                    11,536                          12,169
12/1/2007                    11,530                          12,161
 1/1/2008                    10,648                          11,332
 2/1/2008                    10,314                          10,912
 3/1/2008                    10,346                          10,958
 4/1/2008                    10,560                          11,416
 5/1/2008                    10,980                          11,941
 6/1/2008                     9,986                          11,021
 7/1/2008                    10,433                          11,429
 8/1/2008                    10,786                          11,842
 9/1/2008                     9,991                          10,899
10/1/2008                     7,922                           8,632
11/1/2008                     6,905                           7,611
12/1/2008                     7,296                           8,052
 1/1/2009                     6,427                           7,157
 2/1/2009                     5,584                           6,287
 3/1/2009                     6,119                           6,848
 4/1/2009                     7,182                           7,907
 5/1/2009                     7,429                           8,145
 6/1/2009                     7,634                           8,265
 7/1/2009                     8,383                           9,061
 8/1/2009                     8,612                           9,321
 9/1/2009                     9,108                           9,858
10/1/2009                     8,446                           9,189
11/1/2009                     8,596                           9,477
12/1/2009                     9,343                          10,240
 1/1/2010                     9,069                           9,863
 2/1/2010                     9,467                          10,308
 3/1/2010                    10,232                          11,146
 4/1/2010                    10,976                          11,777
 5/1/2010                    10,161                          10,884
 6/1/2010                     9,426                          10,040
 7/1/2010                    10,099                          10,730
 8/1/2010                     9,293                           9,936
 9/1/2010                    10,423                          11,174
10/1/2010                    10,876                          11,631
11/1/2010                    11,337                          12,035
12/1/2010                    12,266                          12,990
 1/1/2011                    12,132                          12,957
 2/1/2011                    12,845                          13,667
 3/1/2011                    13,262                          14,021
 4/1/2011                    13,485                          14,392
 5/1/2011                    13,227                          14,122
 6/1/2011                    12,941                          13,796
 7/1/2011                    12,593                          13,298
 8/1/2011                    11,469                          12,141
 9/1/2011                    10,255                          10,780
10/1/2011                    11,838                          12,411
11/1/2011                    11,766                          12,366
12/1/2011                    11,867                          12,448
 1/1/2012                    12,693                          13,327
 2/1/2012                    12,935                          13,646
 3/1/2012                    13,321                          13,996
 4/1/2012                    13,133                          13,780
 5/1/2012                    12,217                          12,868
 6/1/2012                    12,843                          13,510
 7/1/2012                    12,726                          13,323
 8/1/2012                    13,122                          13,767
 9/1/2012                    13,672                          14,219
10/1/2012                    13,393                          13,911
11/1/2012                    13,519                          13,985
12/1/2012                    14,032                          14,483
 1/1/2013                    14,830                          15,389
 2/1/2013                    14,993                          15,559
 3/1/2013                    15,724                          16,278
 4/1/2013                    15,599                          16,218
 5/1/2013                    16,406                          16,866
 6/1/2013                    16,481                          16,780
 7/1/2013                    17,703                          17,954
 8/1/2013                    17,087                          17,384
 9/1/2013                    18,292                          18,493
10/1/2013                    18,929                          18,958
11/1/2013                    19,979                          19,718
12/1/2013                    20,356                          20,106
 1/1/2014                    19,455                          19,549
 2/1/2014                    20,275                          20,470
 3/1/2014                    20,472                          20,331
 4/1/2014                    19,773                          19,542
 5/1/2014                    19,794                          19,699
 6/1/2014                    20,653                          20,747
 7/1/2014                    19,445                          19,491
 8/1/2014                    20,328                          20,457
 9/1/2014                    19,170                          19,220
10/1/2014                    20,420                          20,487
11/1/2014                    20,268                          20,505
12/1/2014                    20,951                          21,090
 1/1/2015                    19,923                          20,411
 2/1/2015                    21,124                          21,623
 3/1/2015                    21,606                          22,000
 4/1/2015                    21,184                          21,439
 5/1/2015                    21,476                          21,928
 6/1/2015                    21,826                          22,092
 7/1/2015                    21,294                          21,836           Past performance is not predictive of
 8/1/2015                    20,350                          20,463           future performance.
 9/1/2015                    19,473                          19,459           The returns shown do not reflect the
10/1/2015                    20,646                          20,556           deduction of taxes that a shareholder
                                                                              would pay on fund distributions or the
           Average Annual        One         Five          Ten                redemption of fund shares.
           Total Return          Year        Years        Years               Russell data copyright (C) Russell
           -----------------------------------------------------------        Investment Group 1995-2015, all rights
                                 1.11%       13.68%       7.52%               reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA REAL ESTATE SECURITIES PORTFOLIO VS.
S&P 500(R) INDEX, DOW JONES U.S. SELECT REIT INDEX
October 31, 2005-October 31, 2015

                                     [CHART]


                DFA Real Estate                           Dow Jones U.S. Select
              Securities Portfolio     S&P 500/R/ Index        REIT Index
             ----------------------   ------------------  ---------------------
10/1/2005             $10,000              $10,000              $10,000
11/1/2005              10,450               10,378               10,464
12/1/2005              10,452               10,382               10,475
 1/1/2006              11,255               10,657               11,296
 2/1/2006              11,468               10,686               11,538
 3/1/2006              12,062               10,819               12,128
 4/1/2006              11,606               10,964               11,669
 5/1/2006              11,259               10,648               11,346
 6/1/2006              11,881               10,663               11,992
 7/1/2006              12,289               10,729               12,418
 8/1/2006              12,722               10,984               12,835
 9/1/2006              12,976               11,267               13,085
10/1/2006              13,790               11,634               13,910
11/1/2006              14,446               11,855               14,573
12/1/2006              14,138               12,022               14,243
 1/1/2007              15,362               12,204               15,512
 2/1/2007              15,004               11,965               15,164
 3/1/2007              14,632               12,099               14,776
 4/1/2007              14,618               12,635               14,770
 5/1/2007              14,618               13,076               14,780
 6/1/2007              13,247               12,858               13,392
 7/1/2007              12,204               12,460               12,341
 8/1/2007              12,943               12,646               13,071
 9/1/2007              13,449               13,119               13,582
10/1/2007              13,601               13,328               13,738
11/1/2007              12,213               12,771               12,402
12/1/2007              11,498               12,682               11,743
 1/1/2008              11,503               11,921               11,687
 2/1/2008              11,066               11,534               11,246
 3/1/2008              11,762               11,484               11,994
 4/1/2008              12,455               12,043               12,733
 5/1/2008              12,480               12,200               12,762
 6/1/2008              11,110               11,172               11,348
 7/1/2008              11,432               11,078               11,675
 8/1/2008              11,714               11,238               11,940
 9/1/2008              11,690               10,236               11,890
10/1/2008               8,004                8,517                8,040
11/1/2008               6,152                7,906                6,066
12/1/2008               7,202                7,990                7,140
 1/1/2009               5,924                7,317                5,849
 2/1/2009               4,681                6,538                4,571
 3/1/2009               4,847                7,110                4,718
 4/1/2009               6,365                7,791                6,266
 5/1/2009               6,530                8,227                6,426
 6/1/2009               6,328                8,243                6,202
 7/1/2009               6,992                8,866                6,848
 8/1/2009               7,937                9,186                7,850
 9/1/2009               8,469                9,529                8,400
10/1/2009               8,083                9,352                8,019
11/1/2009               8,638                9,913                8,571
12/1/2009               9,231               10,105                 9,17
 1/1/2010               8,749                9,741                8,647
 2/1/2010               9,231               10,043                 9,13
 3/1/2010              10,169               10,649               10,071
 4/1/2010              10,885               10,817               10,783
 5/1/2010              10,304                9,953               10,202
 6/1/2010               9,770                9,432                9,655
 7/1/2010              10,734               10,093               10,610
 8/1/2010              10,599                9,638               10,468
 9/1/2010              11,058               10,498               10,932
10/1/2010              11,576               10,897               11,437
11/1/2010              11,347               10,898               11,215
12/1/2010              11,877               11,627               11,746
 1/1/2011              12,296               11,902               12,163
 2/1/2011              12,852               12,310               12,719
 3/1/2011              12,660               12,315               12,532
 4/1/2011              13,392               12,680               13,275
 5/1/2011              13,574               12,536               13,482
 6/1/2011              13,128               12,327               13,030
 7/1/2011              13,343               12,077               13,267
 8/1/2011              12,625               11,421               12,540
 9/1/2011              11,238               10,618               11,136
10/1/2011              12,859               11,778               12,772
11/1/2011              12,372               11,752               12,269
12/1/2011              12,940               11,872               12,846
 1/1/2012              13,759               12,404               13,672
 2/1/2012              13,613               12,941               13,520
 3/1/2012              14,314               13,367               14,228
 4/1/2012              14,723               13,283               14,656
 5/1/2012              14,050               12,484               13,987
 6/1/2012              14,842               12,999               14,761
 7/1/2012              15,135               13,179               15,042
 8/1/2012              15,113               13,476               15,001
 9/1/2012              14,831               13,825               14,706
10/1/2012              14,717               13,569               14,571
11/1/2012              14,666               13,648               14,499
12/1/2012              15,203               13,772               15,046
 1/1/2013              15,740               14,486               15,556
 2/1/2013              15,913               14,682               15,686
 3/1/2013              16,351               15,233               16,104
 4/1/2013              17,456               15,526               17,212
 5/1/2013              16,415               15,890               16,181
 6/1/2013              16,108               15,676               15,896
 7/1/2013              16,248               16,474               16,019
 8/1/2013              15,104               15,997               14,920
 9/1/2013              15,575               16,498               15,396
10/1/2013              16,230               17,257               16,023
11/1/2013              15,365               17,783               15,144
12/1/2013              15,414               18,233               15,229
 1/1/2014              16,068               17,603               15,847
 2/1/2014              16,882               18,408               16,658
 3/1/2014              16,992               18,563               16,804
 4/1/2014              17,607               18,700               17,423
 5/1/2014              18,025               19,139               17,852
 6/1/2014              18,213               19,534               18,006
 7/1/2014              18,225               19,265               18,043
 8/1/2014              18,742               20,035               18,546
 9/1/2014              17,616               19,754               17,466
10/1/2014              19,443               20,237               19,339
11/1/2014              19,847               20,781               19,747
12/1/2014              20,210               20,729               20,102
 1/1/2015              21,603               20,107               21,446
 2/1/2015              20,803               21,262               20,678
 3/1/2015              21,171               20,926               21,049
 4/1/2015              19,926               21,127               19,829
 5/1/2015              19,877               21,398               19,822
 6/1/2015              19,006               20,984               18,945            Past performance is not predictive of
 7/1/2015              20,097               21,424               20,069            future performance.
 8/1/2015              18,875               20,131               18,893            The returns shown do not reflect the
 9/1/2015              19,473               19,633               19,530            deduction of taxes that a shareholder
10/1/2015              20,589               21,289               20,668            would pay on fund distributions or the
                                                                                   redemption of fund shares.
           Average Annual         One          Five           Ten                  The S&P data are provided by Standard
           Total Return           Year         Years         Years                 & Poor's Index Services Group.
           ---------------------------------------------------------------         Dow Jones data provided by S&P Dow
                                  5.89%        12.21%        7.49%                 Jones Indices LLC

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LARGE CAP INTERNATIONAL PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                     [CHART]


                  Large Cap International         MSCI World ex USA
                          Portfolio             Index (net dividends)
                 -------------------------      ---------------------
10/1/2005                  $10,000                     $10,000
11/1/2005                   10,155                      10,265
12/1/2005                   10,685                      10,741
 1/1/2006                   11,309                      11,420
 2/1/2006                   11,234                      11,382
 3/1/2006                   11,648                      11,743
 4/1/2006                   12,213                      12,304
 5/1/2006                   11,772                      11,837
 6/1/2006                   11,726                      11,822
 7/1/2006                   11,851                      11,932
 8/1/2006                   12,162                      12,271
 9/1/2006                   12,157                      12,262
10/1/2006                   12,624                      12,746
11/1/2006                   12,998                      13,126
12/1/2006                   13,341                      13,502
 1/1/2007                   13,512                      13,584
 2/1/2007                   13,551                      13,693
 3/1/2007                   13,926                      14,044
 4/1/2007                   14,418                      14,683
 5/1/2007                   14,865                      15,009
 6/1/2007                   14,837                      15,024
 7/1/2007                   14,557                      14,816
 8/1/2007                   14,457                      14,602
 9/1/2007                   15,250                      15,432
10/1/2007                   15,931                      16,102
11/1/2007                   15,362                      15,473
12/1/2007                   15,004                      15,182
 1/1/2008                   13,867                      13,813
 2/1/2008                   13,856                      14,063
 3/1/2008                   13,807                      13,863
 4/1/2008                   14,538                      14,633
 5/1/2008                   14,842                      14,855
 6/1/2008                   13,660                      13,700
 7/1/2008                   13,163                      13,212
 8/1/2008                   12,601                      12,702
 9/1/2008                   11,069                      10,868
10/1/2008                    8,735                       8,607
11/1/2008                    8,210                       8,140
12/1/2008                    8,786                       8,569
 1/1/2009                    7,799                       7,770
 2/1/2009                    7,014                       6,983
 3/1/2009                    7,554                       7,443
 4/1/2009                    8,413                       8,403
 5/1/2009                    9,588                       9,466
 6/1/2009                    9,455                       9,368
 7/1/2009                   10,363                      10,248
 8/1/2009                   10,769                      10,739
 9/1/2009                   11,228                      11,182
10/1/2009                   10,936                      11,002
11/1/2009                   11,343                      11,275
12/1/2009                   11,478                      11,454
 1/1/2010                   10,884                      10,917
 2/1/2010                   10,957                      10,906
 3/1/2010                   11,648                      11,608
 4/1/2010                   11,421                      11,435
 5/1/2010                   10,176                      10,173
 6/1/2010                   10,010                      10,026
 7/1/2010                   11,044                      10,953
 8/1/2010                   10,664                      10,626
 9/1/2010                   11,713                      11,645
10/1/2010                   12,138                      12,060
11/1/2010                   11,607                      11,549
12/1/2010                   12,539                      12,479
 1/1/2011                   12,823                      12,748
 2/1/2011                   13,326                      13,220
 3/1/2011                   13,021                      12,956
 4/1/2011                   13,766                      13,661
 5/1/2011                   13,375                      13,256
 6/1/2011                   13,185                      13,067
 7/1/2011                   12,916                      12,852
 8/1/2011                   11,833                      11,765
 9/1/2011                   10,530                      10,584
10/1/2011                   11,549                      11,613
11/1/2011                   11,259                      11,076
12/1/2011                   11,000                      10,956
 1/1/2012                   11,664                      11,547
 2/1/2012                   12,230                      12,182
 3/1/2012                   12,209                      12,092
 4/1/2012                   11,974                      11,887
 5/1/2012                   10,648                      10,531
 6/1/2012                   11,354                      11,221
 7/1/2012                   11,387                      11,361
 8/1/2012                   11,772                      11,685
 9/1/2012                   12,123                      12,040
10/1/2012                   12,229                      12,125
11/1/2012                   12,476                      12,380
12/1/2012                   12,952                      12,754
 1/1/2013                   13,477                      13,381
 2/1/2013                   13,296                      13,248
 3/1/2013                   13,477                      13,353
 4/1/2013                   14,057                      13,961
 5/1/2013                   13,686                      13,648
 6/1/2013                   13,284                      13,137
 7/1/2013                   14,017                      13,836
 8/1/2013                   13,811                      13,658
 9/1/2013                   14,787                      14,623
10/1/2013                   15,268                      15,113
11/1/2013                   15,350                      15,206
12/1/2013                   15,632                      15,435
 1/1/2014                   14,934                      14,812
 2/1/2014                   15,812                      15,620
 3/1/2014                   15,768                      15,550
 4/1/2014                   16,026                      15,796
 5/1/2014                   16,249                      16,040
 6/1/2014                   16,474                      16,268
 7/1/2014                   16,093                      15,978
 8/1/2014                   16,163                      15,991
 9/1/2014                   15,475                      15,334
10/1/2014                   15,340                      15,090
11/1/2014                   15,382                      15,276
12/1/2014                   14,814                      14,768
 1/1/2015                   14,814                      14,715
 2/1/2015                   15,715                      15,595
 3/1/2015                   15,439                      15,334
 4/1/2015                   16,134                      15,998
 5/1/2015                   16,077                      15,859
 6/1/2015                   15,624                      15,408
 7/1/2015                   15,747                      15,652
 8/1/2015                   14,636                      14,512           Past performance is not predictive of
 9/1/2015                   13,952                      13,780           future performance.
10/1/2015                   14,864                      14,816           The returns shown do not reflect the
                                                                         deduction of taxes that a shareholder
          Average Annual         One        Five        Ten              would pay on fund distributions or the
          Total Return           Year       Years      Years             redemption of fund shares.
          --------------------------------------------------------       MSCI data copyright MSCI 2015, all
                                -3.10%      4.14%      4.04%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
INTERNATIONAL CORE EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                     [CHART]


                International Core Equity              MSCI World ex USA
                        Portfolio                    Index (net dividends)
                -------------------------           ----------------------
10/1/2005               $10,000                            $10,000
11/1/2005                10,213                             10,265
12/1/2005                10,787                             10,741
 1/1/2006                11,490                             11,420
 2/1/2006                11,500                             11,382
 3/1/2006                11,949                             11,743
 4/1/2006                12,519                             12,304
 5/1/2006                12,010                             11,837
 6/1/2006                11,869                             11,822
 7/1/2006                11,930                             11,932
 8/1/2006                12,280                             12,271
 9/1/2006                12,346                             12,262
10/1/2006                12,831                             12,746
11/1/2006                13,283                             13,126
12/1/2006                13,694                             13,502
 1/1/2007                13,944                             13,584
 2/1/2007                14,017                             13,693
 3/1/2007                14,461                             14,044
 4/1/2007                15,002                             14,683
 5/1/2007                15,419                             15,009
 6/1/2007                15,326                             15,024
 7/1/2007                15,063                             14,816
 8/1/2007                14,778                             14,602
 9/1/2007                15,409                             15,432
10/1/2007                16,139                             16,102
11/1/2007                15,254                             15,473
12/1/2007                14,857                             15,182
 1/1/2008                13,737                             13,813
 2/1/2008                13,759                             14,063
 3/1/2008                13,822                             13,863
 4/1/2008                14,394                             14,633
 5/1/2008                14,631                             14,855
 6/1/2008                13,272                             13,700
 7/1/2008                12,745                             13,212
 8/1/2008                12,263                             12,702
 9/1/2008                10,698                             10,868
10/1/2008                 8,274                              8,607
11/1/2008                 7,775                              8,140
12/1/2008                 8,318                              8,569
 1/1/2009                 7,416                              7,770
 2/1/2009                 6,637                              6,983
 3/1/2009                 7,196                              7,443
 4/1/2009                 8,280                              8,403
 5/1/2009                 9,532                              9,466
 6/1/2009                 9,451                              9,368
 7/1/2009                 0,391                             10,248
 8/1/2009                10,968                             10,739
 9/1/2009                11,501                             11,182
10/1/2009                11,153                             11,002
11/1/2009                11,450                             11,275
12/1/2009                11,587                             11,454
 1/1/2010                11,095                             10,917
 2/1/2010                11,107                             10,906
 3/1/2010                11,936                             11,608
 4/1/2010                11,878                             11,435
 5/1/2010                10,482                             10,173
 6/1/2010                10,308                             10,026
 7/1/2010                11,398                             10,953
 8/1/2010                10,934                             10,626
 9/1/2010                12,103                             11,645
10/1/2010                12,545                             12,060
11/1/2010                12,044                             11,549
12/1/2010                13,198                             12,479
 1/1/2011                13,538                             12,748
 2/1/2011                13,995                             13,220
 3/1/2011                13,750                             12,956
 4/1/2011                14,490                             13,661
 5/1/2011                14,044                             13,256
 6/1/2011                13,795                             13,067
 7/1/2011                13,486                             12,852
 8/1/2011                12,294                             11,765
 9/1/2011                10,861                             10,584
10/1/2011                11,856                             11,613
11/1/2011                11,496                             11,076
12/1/2011                11,203                             10,956
 1/1/2012                12,026                             11,547
 2/1/2012                12,643                             12,182
 3/1/2012                12,642                             12,092
 4/1/2012                12,363                             11,887
 5/1/2012                10,885                             10,531
 6/1/2012                11,551                             11,221
 7/1/2012                11,539                             11,361
 8/1/2012                11,946                             11,685
 9/1/2012                12,370                             12,040
10/1/2012                12,507                             12,125
11/1/2012                12,717                             12,380
12/1/2012                13,303                             12,754
 1/1/2013                13,877                             13,381
 2/1/2013                13,727                             13,248
 3/1/2013                13,893                             13,353
 4/1/2013                14,430                             13,961
 5/1/2013                14,106                             13,648
 6/1/2013                13,675                             13,137
 7/1/2013                14,524                             13,836
 8/1/2013                14,372                             13,658
 9/1/2013                15,472                             14,623
10/1/2013                16,007                             15,113
11/1/2013                16,083                             15,206
12/1/2013                16,420                             15,435
 1/1/2014                15,869                             14,812
 2/1/2014                16,804                             15,620
 3/1/2014                16,769                             15,550
 4/1/2014                16,962                             15,796
 5/1/2014                17,143                             16,040
 6/1/2014                17,411                             16,268
 7/1/2014                16,941                             15,978
 8/1/2014                17,006                             15,991
 9/1/2014                16,154                             15,334
10/1/2014                15,919                             15,090
11/1/2014                15,879                             15,276
12/1/2014                15,437                             14,768
 1/1/2015                15,385                             14,715
 2/1/2015                16,374                             15,595
 3/1/2015                16,075                             15,334
 4/1/2015                16,867                             15,998
 5/1/2015                16,893                             15,859
 6/1/2015                16,492                             15,408
 7/1/2015                16,506                             15,652
 8/1/2015                15,488                             14,512            Past performance is not predictive of
 9/1/2015                14,816                             13,780            future performance.
10/1/2015                15,744                             14,816            The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
           Average Annual         One         Five         Ten                would pay on fund distributions or the
           Total Return           Year        Years       Years               redemption of fund shares.
           -----------------------------------------------------------        MSCI data copyright MSCI 2015, all
                                 -1.10%       4.65%       4.64%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL SMALL COMPANY PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                     [CHART]


                  International Small Company        MSCI World ex USA Small
                          Portfolio                 Cap Index (net dividends)
                  ---------------------------      --------------------------
10/1/2005                 $10,000                          $10,000
11/1/2005                  10,195                           10,333
12/1/2005                  10,873                           11,137
 1/1/2006                  11,625                           11,931
 2/1/2006                  11,552                           11,781
 3/1/2006                  12,084                           12,335
 4/1/2006                  12,656                           12,909
 5/1/2006                  12,017                           12,195
 6/1/2006                  11,786                           11,898
 7/1/2006                  11,659                           11,608
 8/1/2006                  11,968                           11,947
 9/1/2006                  12,056                           11,915
10/1/2006                  12,535                           12,388
11/1/2006                  13,101                           12,921
12/1/2006                  13,578                           13,303
 1/1/2007                  13,958                           13,575
 2/1/2007                  14,155                           13,813
 3/1/2007                  14,685                           14,271
 4/1/2007                  15,170                           14,821
 5/1/2007                  15,480                           15,040
 6/1/2007                  15,455                           15,007
 7/1/2007                  15,462                           14,915
 8/1/2007                  14,865                           14,128
 9/1/2007                  15,192                           14,448
10/1/2007                  16,013                           15,423
11/1/2007                  14,842                           14,155
12/1/2007                  14,347                           13,740
 1/1/2008                  13,256                           12,408
 2/1/2008                  13,591                           12,998
 3/1/2008                  13,609                           12,854
 4/1/2008                  13,900                           13,167
 5/1/2008                  14,267                           13,433
 6/1/2008                  13,210                           12,396
 7/1/2008                  12,575                           11,771
 8/1/2008                  12,079                           11,335
 9/1/2008                  10,248                            9,341
10/1/2008                   7,848                            7,035
11/1/2008                   7,442                            6,695
12/1/2008                   8,053                            7,141
 1/1/2009                   7,417                            6,726
 2/1/2009                   6,741                            6,112
 3/1/2009                   7,187                            6,504
 4/1/2009                   8,139                            7,507
 5/1/2009                   9,352                            8,618
 6/1/2009                   9,450                            8,721
 7/1/2009                  10,158                            9,422
 8/1/2009                  10,803                           10,149
 9/1/2009                  11,378                           10,719
10/1/2009                  11,170                           10,554
11/1/2009                  11,322                           10,636
12/1/2009                  11,432                           10,770
 1/1/2010                  11,255                           10,628
 2/1/2010                  11,239                           10,568
 3/1/2010                  12,042                           11,353
 4/1/2010                  12,227                           11,577
 5/1/2010                  10,780                           10,186
 6/1/2010                  10,755                           10,091
 7/1/2010                  11,737                           10,956
 8/1/2010                  11,388                           10,672
 9/1/2010                  12,641                           11,882
10/1/2010                  13,137                           12,372
11/1/2010                  12,771                           12,048
12/1/2010                  14,165                           13,410
 1/1/2011                  14,339                           13,480
 2/1/2011                  14,776                           13,864
 3/1/2011                  14,753                           13,851
 4/1/2011                  15,454                           14,538
 5/1/2011                  15,025                           14,135
 6/1/2011                  14,720                           13,829
 7/1/2011                  14,578                           13,754
 8/1/2011                  13,435                           12,667
 9/1/2011                  11,847                           11,213
10/1/2011                  12,753                           12,123
11/1/2011                  12,351                           11,514
12/1/2011                  11,991                           11,290
 1/1/2012                  13,014                           12,223
 2/1/2012                  13,672                           12,915
 3/1/2012                  13,725                           12,829
 4/1/2012                  13,560                           12,763
 5/1/2012                  11,982                           11,263
 6/1/2012                  12,451                           11,651
 7/1/2012                  12,416                           11,741
 8/1/2012                  12,846                           12,079
 9/1/2012                  13,382                           12,651
10/1/2012                  13,471                           12,713
11/1/2012                  13,585                           12,778
12/1/2012                  14,252                           13,263
 1/1/2013                  14,879                           13,902
 2/1/2013                  14,870                           13,951
 3/1/2013                  15,140                           14,223
 4/1/2013                  15,543                           14,636
 5/1/2013                  15,203                           14,292
 6/1/2013                  14,800                           13,727
 7/1/2013                  15,779                           14,585
 8/1/2013                  15,725                           14,560
 9/1/2013                  17,020                           15,782
10/1/2013                  17,600                           16,248
11/1/2013                  17,682                           16,269
12/1/2013                  18,164                           16,652
 1/1/2014                  17,842                           16,365
 2/1/2014                  18,958                           17,292
 3/1/2014                  18,930                           17,227
 4/1/2014                  18,939                           17,174
 5/1/2014                  19,062                           17,389
 6/1/2014                  19,415                           17,784
 7/1/2014                  18,797                           17,323
 8/1/2014                  18,920                           17,366
 9/1/2014                  17,770                           16,314
10/1/2014                  17,408                           15,900
11/1/2014                  17,236                           15,885
12/1/2014                  17,019                           15,762
 1/1/2015                  16,879                           15,623
 2/1/2015                  17,962                           16,622
 3/1/2015                  17,681                           16,398
 4/1/2015                  18,673                           17,232
 5/1/2015                  18,894                           17,336
 6/1/2015                  18,607                           17,080
 7/1/2015                  18,486                           17,054
 8/1/2015                  17,711                           16,295               Past performance is not predictive of
 9/1/2015                  17,122                           15,709               future performance.
10/1/2015                  17,981                           16,641               The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
           Average Annual         One          Five          Ten                 would pay on fund distributions or the
           Total Return           Year         Years        Years                redemption of fund shares.
           --------------------------------------------------------------        MSCI data copyright MSCI 2015, all
                                  3.30%        6.48%        6.04%                rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
JAPANESE SMALL COMPANY PORTFOLIO VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                    [CHART]

                  Japanese Small Company          MSCI Japan Small Cap
                         Portfolio                Index (net dividends)
              -------------------------------     ---------------------

10/1/2005                $10,000                        $10,000
11/1/2005                 10,193                         10,427
12/1/2005                 11,350                         11,838
 1/1/2006                 11,829                         12,215
 2/1/2006                 11,116                         11,419
 3/1/2006                 11,606                         11,932
 4/1/2006                 11,829                         11,991
 5/1/2006                 10,990                         11,029
 6/1/2006                 10,569                         10,684
 7/1/2006                 10,064                          9,977
 8/1/2006                 10,225                         10,243
 9/1/2006                 10,043                         10,019
10/1/2006                  9,963                          9,954
11/1/2006                  9,894                          9,870
12/1/2006                  9,980                          9,928
 1/1/2007                 10,182                         10,121
 2/1/2007                 10,592                         10,520
 3/1/2007                 10,506                         10,423
 4/1/2007                 10,361                         10,245
 5/1/2007                 10,147                         10,001
 6/1/2007                 10,311                         10,066
 7/1/2007                 10,363                         10,064
 8/1/2007                  9,927                          9,451
 9/1/2007                  9,913                          9,393
10/1/2007                  9,977                          9,733
11/1/2007                  9,744                          9,324
12/1/2007                  9,128                          8,766
 1/1/2008                  8,876                          8,335
 2/1/2008                  8,800                          8,427
 3/1/2008                  8,973                          8,430
 4/1/2008                  9,038                          8,534
 5/1/2008                  9,366                          8,797
 6/1/2008                  8,921                          8,257
 7/1/2008                  8,673                          7,987
 8/1/2008                  8,193                          7,634
 9/1/2008                  7,655                          6,889
10/1/2008                  7,097                          6,161
11/1/2008                  7,281                          6,413
12/1/2008                  8,022                          6,912
 1/1/2009                  7,471                          6,550
 2/1/2009                  6,496                          5,689
 3/1/2009                  6,797                          5,890
 4/1/2009                  7,066                          6,191
 5/1/2009                  7,935                          6,949
 6/1/2009                  8,460                          7,391
 7/1/2009                  8,636                          7,576
 8/1/2009                  9,089                          8,000
 9/1/2009                  8,991                          7,969
10/1/2009                  8,665                          7,677
11/1/2009                  8,314                          7,403
12/1/2009                  8,279                          7,265
 1/1/2010                  8,389                          7,421
 2/1/2010                  8,548                          7,562
 3/1/2010                  8,982                          7,906
 4/1/2010                  9,244                          8,120
 5/1/2010                  8,470                          7,557
 6/1/2010                  8,600                          7,590
 7/1/2010                  8,748                          7,682
 8/1/2010                  8,508                          7,520
 9/1/2010                  8,884                          7,827
10/1/2010                  8,693                          7,763
11/1/2010                  8,908                          7,914
12/1/2010                  9,728                          8,713
 1/1/2011                  9,945                          8,816
 2/1/2011                 10,403                          9,171
 3/1/2011                  9,753                          8,605
 4/1/2011                  9,703                          8,613
 5/1/2011                  9,542                          8,485
 6/1/2011                 10,017                          8,801
 7/1/2011                 10,380                          9,167
 8/1/2011                 10,098                          8,792
 9/1/2011                 10,043                          8,800
10/1/2011                  9,525                          8,475
11/1/2011                  9,681                          8,246
12/1/2011                  9,630                          8,374
 1/1/2012                 10,235                          8,718
 2/1/2012                 10,247                          8,813
 3/1/2012                 10,537                          9,048
 4/1/2012                 10,317                          8,917
 5/1/2012                  9,453                          8,176
 6/1/2012                  9,954                          8,525
 7/1/2012                  9,617                          8,392
 8/1/2012                  9,617                          8,344
 9/1/2012                  9,754                          8,575
10/1/2012                  9,544                          8,389
11/1/2012                  9,678                          8,447
12/1/2012                 10,031                          8,710
 1/1/2013                 10,345                          9,036
 2/1/2013                 10,596                          9,342
 3/1/2013                 11,405                         10,097
 4/1/2013                 12,009                         10,761
 5/1/2013                 11,026                          9,908
 6/1/2013                 11,122                          9,881
 7/1/2013                 11,386                         10,042
 8/1/2013                 11,129                          9,906
 9/1/2013                 12,381                         11,035
10/1/2013                 12,413                         10,989
11/1/2013                 12,317                         10,917
12/1/2013                 12,404                         11,004
 1/1/2014                 12,272                         10,973
 2/1/2014                 12,219                         10,729
 3/1/2014                 12,279                         10,756
 4/1/2014                 12,093                         10,557
 5/1/2014                 12,404                         10,903
 6/1/2014                 13,277                         11,675
 7/1/2014                 13,191                         11,737
 8/1/2014                 13,317                         11,653
 9/1/2014                 12,900                         11,264
10/1/2014                 12,662                         10,963
11/1/2014                 12,186                         10,839
12/1/2014                 12,288                         10,952
 1/1/2015                 12,584                         11,320
 2/1/2015                 13,102                         11,728
 3/1/2015                 13,263                         11,954
 4/1/2015                 13,586                         12,178
 5/1/2015                 13,720                         12,322
 6/1/2015                 14,002                         12,502
 7/1/2015                 13,915                         12,453
 8/1/2015                 13,485                         12,027                Past performance is not predictive of
 9/1/2015                 13,075                         11,595                future performance.
10/1/2015                 13,754                         12,369                The returns shown do not reflect the
                                                                               deduction of taxes that a shareholder
           Average Annual         One          Five         Ten                would pay on fund distributions or the
           Total Return           Year         Years       Years               redemption of fund shares.
           ------------------------------------------------------------        MSCI data copyright MSCI 2015, all
                                  8.62%        9.61%       3.24%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASIA PACIFIC SMALL COMPANY PORTFOLIO VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                     [CHART]


                 Asia Pacific Small Company     MSCI Pacific ex Japan Small Cap
                          Portfolio                  Index (net dividends)
              -------------------------------  --------------------------------

10/1/2005                $10,000                          $10,000
11/1/2005                 10,248                           10,379
12/1/2005                 10,401                           10,583
 1/1/2006                 11,101                           11,189
 2/1/2006                 11,259                           11,301
 3/1/2006                 11,828                           11,779
 4/1/2006                 12,501                           12,539
 5/1/2006                 11,794                           11,899
 6/1/2006                 11,712                           11,754
 7/1/2006                 11,933                           11,875
 8/1/2006                 12,224                           12,262
 9/1/2006                 12,347                           12,465
10/1/2006                 13,356                           13,334
11/1/2006                 14,093                           14,144
12/1/2006                 14,490                           14,672
 1/1/2007                 14,866                           15,045
 2/1/2007                 15,256                           15,332
 3/1/2007                 16,051                           16,123
 4/1/2007                 17,171                           17,241
 5/1/2007                 18,632                           17,918
 6/1/2007                 19,392                           18,384
 7/1/2007                 19,693                           18,379
 8/1/2007                 18,213                           17,196
 9/1/2007                 20,345                           18,722
10/1/2007                 22,120                           20,002
11/1/2007                 20,654                           18,395
12/1/2007                 20,294                           18,142
 1/1/2008                 18,249                           15,711
 2/1/2008                 18,802                           16,644
 3/1/2008                 17,889                           15,594
 4/1/2008                 19,132                           16,637
 5/1/2008                 19,967                           16,817
 6/1/2008                 17,993                           14,935
 7/1/2008                 16,929                           14,249
 8/1/2008                 15,740                           13,091
 9/1/2008                 13,035                           10,536
10/1/2008                  8,695                            6,814
11/1/2008                  7,861                            6,071
12/1/2008                  8,718                            6,776
 1/1/2009                  7,640                            6,030
 2/1/2009                  7,219                            5,655
 3/1/2009                  8,338                            6,466
 4/1/2009                  9,580                            7,623
 5/1/2009                 12,055                            9,451
 6/1/2009                 12,142                            9,717
 7/1/2009                 13,891                           11,121
 8/1/2009                 14,526                           11,692
 9/1/2009                 15,653                           12,671
10/1/2009                 15,994                           12,975
11/1/2009                 16,740                           13,348
12/1/2009                 17,178                           13,882
 1/1/2010                 16,243                           12,994
 2/1/2010                 16,525                           13,157
 3/1/2010                 17,884                           14,241
 4/1/2010                 18,120                           14,639
 5/1/2010                 15,609                           12,429
 6/1/2010                 15,413                           12,358
 7/1/2010                 17,119                           13,615
 8/1/2010                 17,096                           13,585
 9/1/2010                 19,689                           15,625
10/1/2010                 20,530                           16,318
11/1/2010                 20,249                           16,100
12/1/2010                 22,230                           17,725
 1/1/2011                 21,749                           17,210
 2/1/2011                 21,882                           17,304
 3/1/2011                 22,341                           17,835
 4/1/2011                 23,279                           18,557
 5/1/2011                 22,590                           18,132
 6/1/2011                 21,822                           17,487
 7/1/2011                 22,175                           17,745
 8/1/2011                 20,622                           16,511
 9/1/2011                 16,773                           13,509
10/1/2011                 19,382                           15,722
11/1/2011                 18,860                           14,650
12/1/2011                 17,756                           14,180
 1/1/2012                 19,587                           15,653
 2/1/2012                 21,067                           16,870
 3/1/2012                 20,752                           16,342
 4/1/2012                 20,664                           16,430
 5/1/2012                 18,083                           14,297
 6/1/2012                 18,458                           14,497
 7/1/2012                 18,725                           14,974
 8/1/2012                 19,347                           15,213
 9/1/2012                 20,299                           16,023
10/1/2012                 20,755                           16,353
11/1/2012                 21,041                           16,514
12/1/2012                 22,021                           16,929
 1/1/2013                 23,121                           17,826
 2/1/2013                 23,213                           18,038
 3/1/2013                 23,315                           18,083
 4/1/2013                 22,917                           17,940
 5/1/2013                 21,209                           16,619
 6/1/2013                 19,712                           15,198
 7/1/2013                 20,673                           15,806
 8/1/2013                 20,830                           15,942
 9/1/2013                 22,289                           17,169
10/1/2013                 22,927                           17,470
11/1/2013                 22,114                           16,732
12/1/2013                 22,384                           16,811
 1/1/2014                 21,324                           16,033
 2/1/2014                 22,548                           16,895
 3/1/2014                 22,876                           17,207
 4/1/2014                 22,924                           17,320
 5/1/2014                 22,943                           17,461
 6/1/2014                 23,107                           17,556
 7/1/2014                 23,589                           17,938
 8/1/2014                 23,955                           18,076
 9/1/2014                 21,739                           16,415
10/1/2014                 22,047                           16,609
11/1/2014                 21,170                           16,082
12/1/2014                 20,548                           15,679
 1/1/2015                 20,061                           15,370
 2/1/2015                 21,036                           16,116
 3/1/2015                 20,731                           15,826
 4/1/2015                 22,397                           16,734
 5/1/2015                 22,641                           16,652
 6/1/2015                 21,036                           15,454
 7/1/2015                 20,010                           14,756
 8/1/2015                 18,293                           13,380                  Past performance is not predictive of
 9/1/2015                 18,029                           13,104                  future performance.
10/1/2015                 19,360                           14,172                  The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
           Average Annual          One           Five           Ten                would pay on fund distributions or the
           Total Return            Year          Years         Years               redemption of fund shares.
           ----------------------------------------------------------------        MSCI data copyright MSCI 2015, all
                                  -12.19%        -1.17%        6.83%               rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
UNITED KINGDOM SMALL COMPANY PORTFOLIO VS.
MSCI UK SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                  [CHART]


               United Kingdom Small Company         MSCI UK Small Cap
                        Portfolio                 Index (net dividends)
             -------------------------------     ----------------------
10/1/2005                $10,000                        $10,000
11/1/2005                 10,427                         10,499
12/1/2005                 10,883                         10,953
 1/1/2006                 11,731                         11,845
 2/1/2006                 11,889                         12,030
 3/1/2006                 12,083                         12,274
 4/1/2006                 12,687                         12,923
 5/1/2006                 12,425                         12,637
 6/1/2006                 12,411                         12,529
 7/1/2006                 12,497                         12,432
 8/1/2006                 13,018                         12,879
 9/1/2006                 13,394                         13,257
10/1/2006                 14,146                         14,016
11/1/2006                 15,030                         14,924
12/1/2006                 15,846                         15,625
 1/1/2007                 15,947                         15,588
 2/1/2007                 15,943                         15,637
 3/1/2007                 16,682                         16,284
 4/1/2007                 17,253                         17,092
 5/1/2007                 17,480                         17,202
 6/1/2007                 16,835                         16,701
 7/1/2007                 16,738                         16,607
 8/1/2007                 16,635                         15,998
 9/1/2007                 16,056                         15,092
10/1/2007                 17,334                         16,750
11/1/2007                 15,322                         14,812
12/1/2007                 14,510                         14,068
 1/1/2008                 13,530                         12,936
 2/1/2008                 13,721                         13,375
 3/1/2008                 13,664                         13,206
 4/1/2008                 13,891                         13,452
 5/1/2008                 13,927                         13,516
 6/1/2008                 12,815                         12,592
 7/1/2008                 12,360                         12,089
 8/1/2008                 12,151                         11,773
 9/1/2008                 10,272                          9,608
10/1/2008                  7,513                          6,942
11/1/2008                  6,976                          6,298
12/1/2008                  6,816                          6,139
 1/1/2009                  6,652                          6,105
 2/1/2009                  6,375                          5,902
 3/1/2009                  6,648                          6,245
 4/1/2009                  8,039                          7,679
 5/1/2009                  8,859                          8,490
 6/1/2009                  8,898                          8,550
 7/1/2009                  9,668                          9,337
 8/1/2009                 10,417                         10,237
 9/1/2009                 10,719                         10,474
10/1/2009                 10,730                         10,489
11/1/2009                 10,692                         10,380
12/1/2009                 10,912                         10,636
 1/1/2010                 10,802                         10,587
 2/1/2010                 10,431                         10,112
 3/1/2010                 11,301                         11,004
 4/1/2010                 11,711                         11,443
 5/1/2010                 10,382                         10,068
 6/1/2010                 10,578                         10,111
 7/1/2010                 12,002                         11,327
 8/1/2010                 11,555                         11,020
 9/1/2010                 12,785                         12,234
10/1/2010                 13,451                         12,755
11/1/2010                 12,785                         12,224
12/1/2010                 14,085                         13,503
 1/1/2011                 14,286                         13,634
 2/1/2011                 14,712                         13,993
 3/1/2011                 14,432                         13,752
 4/1/2011                 15,706                         15,012
 5/1/2011                 15,605                         14,822
 6/1/2011                 15,106                         14,323
 7/1/2011                 14,999                         14,283
 8/1/2011                 13,498                         12,826
 9/1/2011                 12,132                         11,474
10/1/2011                 13,413                         12,727
11/1/2011                 13,001                         12,233
12/1/2011                 12,592                         11,825
 1/1/2012                 13,700                         13,025
 2/1/2012                 14,818                         14,235
 3/1/2012                 15,131                         14,281
 4/1/2012                 15,388                         14,524
 5/1/2012                 13,649                         12,725
 6/1/2012                 14,313                         13,331
 7/1/2012                 14,550                         13,573
 8/1/2012                 15,341                         14,292
 9/1/2012                 16,125                         15,055
10/1/2012                 16,475                         15,366
11/1/2012                 16,576                         15,372
12/1/2012                 17,481                         16,079
 1/1/2013                 17,787                         16,502
 2/1/2013                 17,943                         16,595
 3/1/2013                 18,473                         17,042
 4/1/2013                 18,935                         17,468
 5/1/2013                 19,103                         17,704
 6/1/2013                 18,682                         17,066
 7/1/2013                 20,255                         18,487
 8/1/2013                 20,394                         18,740
 9/1/2013                 21,765                         20,147
10/1/2013                 22,540                         20,856
11/1/2013                 23,046                         21,347
12/1/2013                 24,310                         22,378
 1/1/2014                 23,729                         21,902
 2/1/2014                 25,848                         24,027
 3/1/2014                 25,048                         23,160
 4/1/2014                 24,629                         22,606
 5/1/2014                 24,598                         22,649
 6/1/2014                 24,569                         22,596
 7/1/2014                 23,797                         21,957
 8/1/2014                 24,149                         22,188
 9/1/2014                 22,769                         20,886
10/1/2014                 22,705                         20,753
11/1/2014                 22,529                         20,760
12/1/2014                 22,885                         21,101
 1/1/2015                 22,360                         20,526
 2/1/2015                 24,454                         22,554
 3/1/2015                 23,175                         21,516
 4/1/2015                 24,634                         22,896
 5/1/2015                 25,864                         23,946
 6/1/2015                 25,787                         23,976
 7/1/2015                 25,835                         24,147
 8/1/2015                 24,737                         23,197            Past performance is not predictive of
 9/1/2015                 23,986                         22,342            future performance.
10/1/2015                 24,847                         23,331            The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
          Average Annual        One         Five          Ten              would pay on fund distributions or the
          Total Return          Year        Years        Years             redemption of fund shares.
          ----------------------------------------------------------       MSCI data copyright MSCI 2015, all
                                9.43%       13.06%       9.53%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONTINENTAL SMALL COMPANY PORTFOLIO VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                     [CHART]


                 Continental Small Company           MSCI Europe ex UK
                         Portfolio             Small Cap Index (net dividends)
                 -------------------------    --------------------------------
10/1/2005                $10,000                          $10,000
11/1/2005                 10,032                           10,128
12/1/2005                 10,545                           10,714
 1/1/2006                 11,557                           11,910
 2/1/2006                 11,882                           12,246
 3/1/2006                 12,646                           13,037
 4/1/2006                 13,516                           13,961
 5/1/2006                 12,858                           13,244
 6/1/2006                 12,620                           12,942
 7/1/2006                 12,584                           12,800
 8/1/2006                 12,912                           13,101
 9/1/2006                 13,080                           13,239
10/1/2006                 13,733                           13,946
11/1/2006                 14,679                           14,922
12/1/2006                 15,378                           15,626
 1/1/2007                 16,087                           16,127
 2/1/2007                 16,101                           16,196
 3/1/2007                 17,039                           17,057
 4/1/2007                 17,933                           18,089
 5/1/2007                 18,273                           18,405
 6/1/2007                 18,068                           18,229
 7/1/2007                 17,964                           18,095
 8/1/2007                 17,316                           17,276
 9/1/2007                 17,697                           17,620
10/1/2007                 18,550                           18,675
11/1/2007                 17,173                           17,338
12/1/2007                 16,830                           16,987
 1/1/2008                 15,225                           14,942
 2/1/2008                 15,875                           15,845
 3/1/2008                 16,375                           16,168
 4/1/2008                 16,563                           16,444
 5/1/2008                 16,876                           16,700
 6/1/2008                 15,448                           15,157
 7/1/2008                 14,628                           14,296
 8/1/2008                 14,222                           13,906
 9/1/2008                 11,742                           11,027
10/1/2008                  8,606                            7,924
11/1/2008                  7,933                            7,267
12/1/2008                  8,759                            7,939
 1/1/2009                  7,764                            7,226
 2/1/2009                  7,089                            6,590
 3/1/2009                  7,599                            7,099
 4/1/2009                  8,836                            8,577
 5/1/2009                 10,121                            9,857
 6/1/2009                  9,990                            9,731
 7/1/2009                 10,783                           10,604
 8/1/2009                 11,681                           11,693
 9/1/2009                 12,678                           12,813
10/1/2009                 12,317                           12,464
11/1/2009                 12,686                           12,720
12/1/2009                 12,642                           12,777
 1/1/2010                 12,428                           12,607
 2/1/2010                 12,165                           12,248
 3/1/2010                 13,062                           13,242
 4/1/2010                 12,939                           13,158
 5/1/2010                 11,095                           11,122
 6/1/2010                 11,017                           10,956
 7/1/2010                 12,336                           12,269
 8/1/2010                 11,769                           11,686
 9/1/2010                 13,394                           13,489
10/1/2010                 14,146                           14,354
11/1/2010                 13,043                           13,267
12/1/2010                 14,737                           15,124
 1/1/2011                 15,149                           15,466
 2/1/2011                 15,401                           15,728
 3/1/2011                 15,922                           16,259
 4/1/2011                 16,989                           17,395
 5/1/2011                 16,409                           16,731
 6/1/2011                 15,876                           16,191
 7/1/2011                 14,972                           15,209
 8/1/2011                 13,438                           13,620
 9/1/2011                 11,402                           11,574
10/1/2011                 12,577                           12,842
11/1/2011                 11,736                           11,838
12/1/2011                 11,278                           11,436
 1/1/2012                 12,345                           12,570
 2/1/2012                 13,128                           13,535
 3/1/2012                 13,154                           13,425
 4/1/2012                 12,844                           13,201
 5/1/2012                 11,087                           11,391
 6/1/2012                 11,563                           11,952
 7/1/2012                 11,449                           11,910
 8/1/2012                 11,960                           12,429
 9/1/2012                 12,589                           13,098
10/1/2012                 12,809                           13,324
11/1/2012                 12,968                           13,528
12/1/2012                 13,751                           14,258
 1/1/2013                 14,789                           15,419
 2/1/2013                 14,638                           15,371
 3/1/2013                 14,310                           14,976
 4/1/2013                 14,887                           15,558
 5/1/2013                 15,162                           15,911
 6/1/2013                 14,655                           15,203
 7/1/2013                 15,927                           16,586
 8/1/2013                 15,945                           16,555
 9/1/2013                 17,331                           17,970
10/1/2013                 18,316                           19,052
11/1/2013                 18,642                           19,391
12/1/2013                 19,160                           19,894
 1/1/2014                 19,042                           19,730
 2/1/2014                 20,709                           21,454
 3/1/2014                 20,808                           21,472
 4/1/2014                 20,999                           21,562
 5/1/2014                 21,080                           21,804
 6/1/2014                 20,893                           21,591
 7/1/2014                 19,661                           20,318
 8/1/2014                 19,422                           20,154
 9/1/2014                 18,378                           19,044
10/1/2014                 17,825                           18,422
11/1/2014                 18,249                           18,962
12/1/2014                 17,669                           18,509
 1/1/2015                 17,780                           18,552
 2/1/2015                 18,999                           19,921
 3/1/2015                 18,907                           19,719
 4/1/2015                 19,914                           20,774
 5/1/2015                 19,932                           20,637
 6/1/2015                 19,503                           20,148
 7/1/2015                 20,046                           20,896
 8/1/2015                 19,287                           20,088                 Past performance is not predictive of
 9/1/2015                 18,601                           19,409                 future performance.
10/1/2015                 19,494                           20,519                 The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
           Average Annual         One          Five          Ten                  would pay on fund distributions or the
           Total Return           Year         Years        Years                 redemption of fund shares.
           --------------------------------------------------------------         MSCI data copyright MSCI 2015, all
                                  9.37%        6.62%        6.90%                 rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO VS.
S&P GLOBAL EX U.S. REIT INDEX (NET DIVIDENDS)
March 1, 2007-October 31, 2015

                                     [CHART]


                     DFA International
                  Real Estate Securities               S&P Global ex U.S.
                         Portfolio                 REIT Index (net dividends)
                -------------------------------    --------------------------
 3/1/2007                  $10,000                            10,000
 3/1/2007                   10,480                            10,343
 4/1/2007                   10,570                            10,492
 5/1/2007                   10,780                            10,647
 6/1/2007                   10,061                             9,995
 7/1/2007                    9,459                             9,513
 8/1/2007                    9,679                             9,662
 9/1/2007                   10,130                            10,149
10/1/2007                   10,211                            10,249
11/1/2007                    9,462                             9,433
12/1/2007                    8,995                             9,061
 1/1/2008                    8,627                             8,529
 2/1/2008                    8,585                             8,635
 3/1/2008                    8,606                             8,552
 4/1/2008                    8,659                             8,703
 5/1/2008                    8,332                             8,348
 6/1/2008                    7,450                             7,505
 7/1/2008                    7,215                             7,301
 8/1/2008                    6,970                             7,088
 9/1/2008                    6,457                             6,368
10/1/2008                    4,461                             4,537
11/1/2008                    4,152                             4,234
12/1/2008                    4,325                             4,363
 1/1/2009                    3,873                             3,947
 2/1/2009                    3,356                             3,433
 3/1/2009                    3,587                             3,636
 4/1/2009                    3,950                             4,053
 5/1/2009                    4,479                             4,503
 6/1/2009                    4,578                             4,610
 7/1/2009                    4,985                             5,022
 8/1/2009                    5,535                             5,634
 9/1/2009                    5,887                             6,017
10/1/2009                    5,766                             5,922
11/1/2009                    5,832                             5,926
12/1/2009                    5,925                             6,027
 1/1/2010                    5,704                             5,831
 2/1/2010                    5,728                             5,809
 3/1/2010                    5,925                             6,011
 4/1/2010                    5,974                             6,082
 5/1/2010                    5,347                             5,414
 6/1/2010                    5,360                             5,435
 7/1/2010                    5,987                             6,026
 8/1/2010                    5,999                             6,044
 9/1/2010                    6,577                             6,624
10/1/2010                    6,859                             6,894
11/1/2010                    6,429                             6,471
12/1/2010                    6,997                             7,046
 1/1/2011                    7,025                             7,045
 2/1/2011                    7,318                             7,329
 3/1/2011                    7,332                             7,348
 4/1/2011                    7,792                             7,804
 5/1/2011                    7,750                             7,761
 6/1/2011                    7,694                             7,685
 7/1/2011                    7,569                             7,575
 8/1/2011                    7,262                             7,261
 9/1/2011                    6,328                             6,367
10/1/2011                    6,830                             6,889
11/1/2011                    6,691                             6,606
12/1/2011                    6,455                             6,440
 1/1/2012                    6,897                             6,857
 2/1/2012                    7,133                             7,133
 3/1/2012                    7,221                             7,159
 4/1/2012                    7,369                             7,331
 5/1/2012                    6,941                             6,853
 6/1/2012                    7,398                             7,322
 7/1/2012                    7,737                             7,719
 8/1/2012                    7,855                             7,792
 9/1/2012                    8,032                             8,000
10/1/2012                    8,356                             8,295
11/1/2012                    8,415                             8,352
12/1/2012                    8,611                             8,495
 1/1/2013                    8,745                             8,714
 2/1/2013                    8,811                             8,792
 3/1/2013                    9,161                             9,125
 4/1/2013                    9,644                             9,604
 5/1/2013                    8,761                             8,738
 6/1/2013                    8,445                             8,368
 7/1/2013                    8,478                             8,386
 8/1/2013                    8,162                             8,091
 9/1/2013                    8,861                             8,784
10/1/2013                    9,128                             9,045
11/1/2013                    8,845                             8,764
12/1/2013                    8,807                             8,696
 1/1/2014                    8,649                             8,539
 2/1/2014                    9,158                             9,013
 3/1/2014                    9,140                             8,980
 4/1/2014                    9,526                             9,339
 5/1/2014                    9,807                             9,618
 6/1/2014                   10,018                             9,863
 7/1/2014                   10,000                             9,879
 8/1/2014                   10,175                            10,042
 9/1/2014                    9,509                             9,368
10/1/2014                    9,877                             9,661
11/1/2014                    9,912                             9,755
12/1/2014                    9,785                             9,647
 1/1/2015                   10,158                             9,968
 2/1/2015                   10,326                            10,149
 3/1/2015                   10,046                             9,857
 4/1/2015                   10,270                            10,074
 5/1/2015                    9,990                             9,793
 6/1/2015                    9,766                             9,546
 7/1/2015                    9,841                             9,650
 8/1/2015                    9,299                             9,107             Past performance is not predictive of
 9/1/2015                    9,374                             9,136             future performance.
10/1/2015                    9,841                             9,665             The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
          Average Annual         One         Five          Since                 would pay on fund distributions or the
          Total Return           Year        Years       Inception               redemption of fund shares.
          ---------------------------------------------------------------        The S&P data are provided by Standard
                                -0.37%       7.49%        -0.18%                 & Poor's Index Services Group.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO VS.
S&P GLOBAL REIT INDEX (NET DIVIDENDS)
June 4, 2008-October 31, 2015

                                     [CHART]


                         DFA Global Real                   S&P Global
                   Estate Securities Portfolio     REIT Index (net dividends)
                   ---------------------------     --------------------------
 6/1/2008                     $10,000                        $10,000
 6/1/2008                       9,000                          8,970
 7/1/2008                       9,020                          8,995
 8/1/2008                       9,000                          8,979
 9/1/2008                       8,710                          8,552
10/1/2008                       6,040                          5,939
11/1/2008                       5,040                          4,955
12/1/2008                       5,632                          5,465
 1/1/2009                       4,817                          4,698
 2/1/2009                       3,982                          3,887
 3/1/2009                       4,186                          4,070
 4/1/2009                       5,051                          4,921
 5/1/2009                       5,438                          5,235
 6/1/2009                       5,408                          5,208
 7/1/2009                       5,937                          5,716
 8/1/2009                       6,670                          6,460
 9/1/2009                       7,108                          6,889
10/1/2009                       6,874                          6,673
11/1/2009                       7,159                          6,897
12/1/2009                       7,471                          7,199
 1/1/2010                       7,133                          6,884
 2/1/2010                       7,362                          7,066
 3/1/2010                       7,875                          7,557
 4/1/2010                       8,202                          7,887
 5/1/2010                       7,591                          7,270
 6/1/2010                       7,373                          7,054
 7/1/2010                       8,158                          7,772
 8/1/2010                       8,115                          7,722
 9/1/2010                       8,649                          8,231
10/1/2010                       9,031                          8,595
11/1/2010                       8,682                          8,264
12/1/2010                       9,249                          8,789
 1/1/2011                       9,448                          8,947
 2/1/2011                       9,856                          9,334
 3/1/2011                       9,786                          9,258
 4/1/2011                      10,370                          9,804
 5/1/2011                      10,428                          9,853
 6/1/2011                      10,195                          9,617
 7/1/2011                      10,218                          9,647
 8/1/2011                       9,728                          9,153
 9/1/2011                       8,583                          8,093
10/1/2011                       9,588                          9,052
11/1/2011                       9,296                          8,693
12/1/2011                       9,417                          8,843
 1/1/2012                      10,020                          9,412
 2/1/2012                      10,092                          9,489
 3/1/2012                      10,454                          9,791
 4/1/2012                      10,719                         10,055
 5/1/2012                      10,176                          9,518
 6/1/2012                      10,791                         10,090
 7/1/2012                      11,105                         10,413
 8/1/2012                      11,153                         10,448
 9/1/2012                      11,117                         10,424
10/1/2012                      11,249                         10,520
11/1/2012                      11,249                         10,526
12/1/2012                      11,599                         10,822
 1/1/2013                      11,921                         11,170
 2/1/2013                      12,037                         11,290
 3/1/2013                      12,423                         11,651
 4/1/2013                      13,182                         12,361
 5/1/2013                      12,230                         11,472
 6/1/2013                      11,921                         11,139
 7/1/2013                      11,998                         11,213
 8/1/2013                      11,316                         10,573
 9/1/2013                      11,908                         11,121
10/1/2013                      12,346                         11,548
11/1/2013                      11,805                         11,041
12/1/2013                      11,804                         11,010
 1/1/2014                      12,005                         11,195
 2/1/2014                      12,659                         11,773
 3/1/2014                      12,699                         11,783
 4/1/2014                      13,180                         12,205
 5/1/2014                      13,527                         12,519
 6/1/2014                      13,714                         12,718
 7/1/2014                      13,714                         12,724
 8/1/2014                      14,048                         13,028
 9/1/2014                      13,166                         12,200
10/1/2014                      14,195                         13,084
11/1/2014                      14,395                         13,289
12/1/2014                      14,489                         13,381
 1/1/2015                      15,321                         14,107
 2/1/2015                      15,057                         13,878
 3/1/2015                      15,071                         13,866
 4/1/2015                      14,628                         13,456
 5/1/2015                      14,447                         13,286
 6/1/2015                      13,934                         12,771
 7/1/2015                      14,461                         13,264
 8/1/2015                      13,615                         12,462             Past performance is not predictive of
 9/1/2015                      13,934                         12,702             future performance.
10/1/2015                      14,683                         13,423             The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
          Average Annual        One         Five           Since                 would pay on fund distributions or the
          Total Return          Year        Years        Inception               redemption of fund shares.
          ---------------------------------------------------------------        The S&P data are provided by Standard
                                3.44%       10.21%         5.32%                 & Poor's Index Services Group.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                     [CHART]

             DFA International Small Cap Value         MSCI World ex USA
                          Portfolio             Small Cap Index (net dividends)
             ---------------------------------  -------------------------------
10/1/2005                $10,000                           $10,000
11/1/2005                 10,186                            10,333
12/1/2005                 10,842                            11,137
 1/1/2006                 11,636                            11,931
 2/1/2006                 11,661                            11,781
 3/1/2006                 12,217                            12,335
 4/1/2006                 12,724                            12,909
 5/1/2006                 12,113                            12,195
 6/1/2006                 11,887                            11,898
 7/1/2006                 11,844                            11,608
 8/1/2006                 12,146                            11,947
 9/1/2006                 12,261                            11,915
10/1/2006                 12,799                            12,388
11/1/2006                 13,417                            12,921
12/1/2006                 13,920                            13,303
 1/1/2007                 14,291                            13,575
 2/1/2007                 14,550                            13,813
 3/1/2007                 15,182                            14,271
 4/1/2007                 15,632                            14,821
 5/1/2007                 15,931                            15,040
 6/1/2007                 15,863                            15,007
 7/1/2007                 15,823                            14,915
 8/1/2007                 15,174                            14,128
 9/1/2007                 15,490                            14,448
10/1/2007                 16,100                            15,423
11/1/2007                 14,792                            14,155
12/1/2007                 14,330                            13,740
 1/1/2008                 13,385                            12,408
 2/1/2008                 13,678                            12,998
 3/1/2008                 13,805                            12,854
 4/1/2008                 14,040                            13,167
 5/1/2008                 14,348                            13,433
 6/1/2008                 13,095                            12,396
 7/1/2008                 12,513                            11,771
 8/1/2008                 12,110                            11,335
 9/1/2008                 10,367                             9,341
10/1/2008                  8,111                             7,035
11/1/2008                  7,661                             6,695
12/1/2008                  8,358                             7,141
 1/1/2009                  7,653                             6,726
 2/1/2009                  6,812                             6,112
 3/1/2009                  7,256                             6,504
 4/1/2009                  8,433                             7,507
 5/1/2009                  9,594                             8,618
 6/1/2009                  9,562                             8,721
 7/1/2009                 10,453                             9,422
 8/1/2009                 11,358                            10,149
 9/1/2009                 11,893                            10,719
10/1/2009                 11,470                            10,554
11/1/2009                 11,524                            10,636
12/1/2009                 11,660                            10,770
 1/1/2010                 11,436                            10,628
 2/1/2010                 11,327                            10,568
 3/1/2010                 12,247                            11,353
 4/1/2010                 12,401                            11,577
 5/1/2010                 10,732                            10,186
 6/1/2010                 10,517                            10,091
 7/1/2010                 11,539                            10,956
 8/1/2010                 11,001                            10,672
 9/1/2010                 12,236                            11,882
10/1/2010                 12,619                            12,372
11/1/2010                 12,259                            12,048
12/1/2010                 13,770                            13,410
 1/1/2011                 14,058                            13,480
 2/1/2011                 14,467                            13,864
 3/1/2011                 14,539                            13,851
 4/1/2011                 15,163                            14,538
 5/1/2011                 14,643                            14,135
 6/1/2011                 14,323                            13,829
 7/1/2011                 14,048                            13,754
 8/1/2011                 12,712                            12,667
 9/1/2011                 11,212                            11,213
10/1/2011                 12,065                            12,123
11/1/2011                 11,675                            11,514
12/1/2011                 11,365                            11,290
 1/1/2012                 12,503                            12,223
 2/1/2012                 13,248                            12,915
 3/1/2012                 13,265                            12,829
 4/1/2012                 12,897                            12,763
 5/1/2012                 11,256                            11,263
 6/1/2012                 11,811                            11,651
 7/1/2012                 11,778                            11,741
 8/1/2012                 12,210                            12,079
 9/1/2012                 12,781                            12,651
10/1/2012                 12,900                            12,713
11/1/2012                 13,079                            12,778
12/1/2012                 13,895                            13,263
 1/1/2013                 14,608                            13,902
 2/1/2013                 14,695                            13,951
 3/1/2013                 14,994                            14,223
 4/1/2013                 15,420                            14,636
 5/1/2013                 15,116                            14,292
 6/1/2013                 14,655                            13,727
 7/1/2013                 15,748                            14,585
 8/1/2013                 15,554                            14,560
 9/1/2013                 17,061                            15,782
10/1/2013                 17,775                            16,248
11/1/2013                 17,802                            16,269
12/1/2013                 18,395                            16,652
 1/1/2014                 18,142                            16,365
 2/1/2014                 19,389                            17,292
 3/1/2014                 19,515                            17,227
 4/1/2014                 19,434                            17,174
 5/1/2014                 19,588                            17,389
 6/1/2014                 19,895                            17,784
 7/1/2014                 19,197                            17,323
 8/1/2014                 19,324                            17,366
 9/1/2014                 18,199                            16,314
10/1/2014                 17,798                            15,900
11/1/2014                 17,671                            15,885
12/1/2014                 17,477                            15,762
 1/1/2015                 17,364                            15,623
 2/1/2015                 18,661                            16,622
 3/1/2015                 18,295                            16,398
 4/1/2015                 19,216                            17,232
 5/1/2015                 19,516                            17,336
 6/1/2015                 19,244                            17,080
 7/1/2015                 19,008                            17,054
 8/1/2015                 18,197                            16,295                 Past performance is not predictive of
 9/1/2015                 17,470                            15,709                 future performance.
10/1/2015                 18,388                            16,641                 The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
            Average Annual         One          Five          Ten                  would pay on fund distributions or the
            Total Return           Year         Years        Years                 redemption of fund shares.
            --------------------------------------------------------------         MSCI data copyright MSCI 2015, all
                                   3.31%        7.82%        6.28%                 rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL VECTOR EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
August 14, 2008-October 31, 2015

                                     [CHART]

                            International Vector          MSCI World ex USA
                              Equity Portfolio          Index (net dividends)
                             --------------------       ---------------------
 8/1/2008                          $10,000                     $10,000
 8/1/2008                           10,050                      10,052
 9/1/2008                            8,750                       8,601
10/1/2008                            6,740                       6,812
11/1/2008                            6,340                       6,442
12/1/2008                            6,798                       6,782
 1/1/2009                            6,065                       6,149
 2/1/2009                            5,392                       5,527
 3/1/2009                            5,903                       5,891
 4/1/2009                            6,919                       6,650
 5/1/2009                            7,985                       7,491
 6/1/2009                            7,932                       7,414
 7/1/2009                            8,715                       8,110
 8/1/2009                            9,274                       8,499
 9/1/2009                            9,740                       8,849
10/1/2009                            9,404                       8,707
11/1/2009                            9,608                       8,923
12/1/2009                            9,715                       9,065
 1/1/2010                            9,377                       8,640
 2/1/2010                            9,357                       8,631
 3/1/2010                           10,099                       9,187
 4/1/2010                           10,120                       9,050
 5/1/2010                            8,870                       8,051
 6/1/2010                            8,736                       7,935
 7/1/2010                            9,659                       8,668
 8/1/2010                            9,254                       8,409
 9/1/2010                           10,289                       9,216
10/1/2010                           10,684                       9,544
11/1/2010                           10,300                       9,140
12/1/2010                           11,397                       9,876
 1/1/2011                           11,660                      10,089
 2/1/2011                           12,050                      10,463
 3/1/2011                           11,881                      10,253
 4/1/2011                           12,482                      10,812
 5/1/2011                           12,071                      10,491
 6/1/2011                           11,823                      10,342
 7/1/2011                           11,545                      10,171
 8/1/2011                           10,519                       9,311
 9/1/2011                            9,260                       8,376
10/1/2011                           10,045                       9,191
11/1/2011                            9,733                       8,766
12/1/2011                            9,464                       8,670
 1/1/2012                           10,238                       9,138
 2/1/2012                           10,780                       9,641
 3/1/2012                           10,780                       9,570
 4/1/2012                           10,514                       9,407
 5/1/2012                            9,219                       8,335
 6/1/2012                            9,745                       8,881
 7/1/2012                            9,700                       8,991
 8/1/2012                           10,038                       9,248
 9/1/2012                           10,435                       9,529
10/1/2012                           10,537                       9,595
11/1/2012                           10,706                       9,797
12/1/2012                           11,253                      10,093
 1/1/2013                           11,755                      10,590
 2/1/2013                           11,652                      10,484
 3/1/2013                           11,784                      10,567
 4/1/2013                           12,218                      11,049
 5/1/2013                           11,944                      10,801
 6/1/2013                           11,564                      10,397
 7/1/2013                           12,305                      10,950
 8/1/2013                           12,213                      10,809
 9/1/2013                           13,183                      11,573
10/1/2013                           13,648                      11,961
11/1/2013                           13,682                      12,034
12/1/2013                           13,989                      12,215
 1/1/2014                           13,612                      11,722
 2/1/2014                           14,448                      12,362
 3/1/2014                           14,414                      12,306
 4/1/2014                           14,555                      12,501
 5/1/2014                           14,685                      12,694
 6/1/2014                           14,923                      12,874
 7/1/2014                           14,493                      12,645
 8/1/2014                           14,553                      12,655
 9/1/2014                           13,757                      12,135
10/1/2014                           13,505                      11,942
11/1/2014                           13,445                      12,089
12/1/2014                           13,112                      11,687
 1/1/2015                           13,015                      11,646
 2/1/2015                           13,893                      12,342
 3/1/2015                           13,649                      12,135
 4/1/2015                           14,356                      12,661
 5/1/2015                           14,393                      12,551
 6/1/2015                           14,064                      12,194
 7/1/2015                           13,990                      12,387
 8/1/2015                           13,186                      11,485
 9/1/2015                           12,594                      10,905
10/1/2015                           13,351                      11,726

                  Average Annual                 One                 Five                  Since
                  Total Return                   Year                Years               Inception
                  -----------------------------------------------------------------------------------------------
                                                -1.14%               4.56%                 4.09%


























































































Past performance is not predictive of
future performance.
The returns shown do not reflect the
deduction of taxes that a shareholder
Average Annual                would pay on fund distributions or the
Total Return                  redemption of fund shares.
------------------------------MSCI data copyright MSCI 2015, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
WORLD EX U.S. VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
August 23, 2010-October 31, 2015

                                     [CHART]


                         World Ex U.S.        MSCI All Country World
                       Value Portfolio      ex USA Index (net dividends)
                      ------------------   -----------------------------
 8/1/2010                   $10,000                   $10,000
 8/1/2010                     9,890                     9,920
 9/1/2010                    10,980                    10,906
10/1/2010                    11,350                    11,278
11/1/2010                    10,850                    10,843
12/1/2010                    11,859                    11,692
 1/1/2011                    12,122                    11,807
 2/1/2011                    12,385                    12,118
 3/1/2011                    12,311                    12,090
 4/1/2011                    12,899                    12,681
 5/1/2011                    12,433                    12,315
 6/1/2011                    12,238                    12,136
 7/1/2011                    11,920                    11,971
 8/1/2011                    10,670                    10,945
 9/1/2011                     9,314                     9,727
10/1/2011                    10,261                    10,752
11/1/2011                     9,880                    10,203
12/1/2011                     9,590                    10,089
 1/1/2012                    10,422                    10,774
 2/1/2012                    10,984                    11,379
 3/1/2012                    10,811                    11,222
 4/1/2012                    10,436                    11,045
 5/1/2012                     9,177                     9,791
 6/1/2012                     9,755                    10,369
 7/1/2012                     9,703                    10,515
 8/1/2012                    10,041                    10,735
 9/1/2012                    10,475                    11,136
10/1/2012                    10,538                    11,179
11/1/2012                    10,687                    11,392
12/1/2012                    11,281                    11,787
 1/1/2013                    11,720                    12,266
 2/1/2013                    11,442                    12,137
 3/1/2013                    11,460                    12,161
 4/1/2013                    11,899                    12,608
 5/1/2013                    11,696                    12,316
 6/1/2013                    11,154                    11,782
 7/1/2013                    11,796                    12,298
 8/1/2013                    11,666                    12,128
 9/1/2013                    12,556                    12,971
10/1/2013                    13,026                    13,447
11/1/2013                    12,993                    13,470
12/1/2013                    13,201                    13,589
 1/1/2014                    12,652                    12,972
 2/1/2014                    13,289                    13,623
 3/1/2014                    13,361                    13,658
 4/1/2014                    13,527                    13,839
 5/1/2014                    13,760                    14,108
 6/1/2014                    13,969                    14,345
 7/1/2014                    13,778                    14,203
 8/1/2014                    13,857                    14,281
 9/1/2014                    13,101                    13,590
10/1/2014                    12,921                    13,455
11/1/2014                    12,864                    13,552
12/1/2014                    12,384                    13,064
 1/1/2015                    12,293                    13,044
 2/1/2015                    13,080                    13,742
 3/1/2015                    12,783                    13,520
 4/1/2015                    13,604                    14,203
 5/1/2015                    13,490                    13,981
 6/1/2015                    13,108                    13,591
 7/1/2015                    12,774                    13,553
 8/1/2015                    11,805                    12,517                Past performance is not predictive of
 9/1/2015                    11,128                    11,937                future performance.
10/1/2015                    11,916                    12,825                The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
           Average Annual          One          Five         Since           would pay on fund distributions or the
           Total Return            Year         Years       Inception        redemption of fund shares.
           -------------------------------------------------                 MSCI data copyright MSCI 2015, all
                                  -7.77%        0.98%        3.44%           rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLD EX U.S. TARGETED VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
November 1, 2012-October 31, 2015

                                      [CHART]


              World Ex U.S. Targeted        MSCI All Country World ex USA
                 Value Portfolio           Small Cap Index (net dividends)
              -----------------------     ----------------------------------
 11/1/2012           $10,000                          $10,000
 11/1/2012            10,120                           10,013
 12/1/2012            10,735                           10,417
  1/1/2013            11,157                           10,868
  2/1/2013            11,147                           10,925
  3/1/2013            11,278                           11,098
  4/1/2013            11,549                           11,398
  5/1/2013            11,298                           11,175
  6/1/2013            10,766                           10,607
  7/1/2013            11,376                           11,134
  8/1/2013            11,193                           11,038
  9/1/2013            12,191                           11,920
 10/1/2013            12,690                           12,289
 11/1/2013            12,629                           12,257
 12/1/2013            12,872                           12,472
  1/1/2014            12,497                           12,231
  2/1/2014            13,185                           12,888
  3/1/2014            13,404                           12,904
  4/1/2014            13,404                           12,883
  5/1/2014            13,633                           13,090
  6/1/2014            13,888                           13,374
  7/1/2014            13,616                           13,121
  8/1/2014            13,773                           13,215
  9/1/2014            12,908                           12,464
 10/1/2014            12,698                           12,170
 11/1/2014            12,571                           12,119
 12/1/2014            12,294                           11,969
  1/1/2015            12,219                           11,925
  2/1/2015            12,977                           12,575
  3/1/2015            12,710                           12,439
  4/1/2015            13,511                           13,182
  5/1/2015            13,489                           13,256
  6/1/2015            13,224                           12,964
  7/1/2015            12,816                           12,717
  8/1/2015            12,088                           12,007                   Past performance is not predictive of
  9/1/2015            11,599                           11,665                   future performance.
 10/1/2015            12,332                           12,356                   The returns shown do not reflect the
                                                                                deduction of taxes that a shareholder
             Average Annual           One             Since                     would pay on fund distributions or the
             Total Return             Year          Inception                   redemption of fund shares.
             ---------------------------------------------------------          MSCI data copyright MSCI 2015, all
                                     -2.88%           7.24%                     rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
WORLD EX U.S. CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
April 9, 2013-October 31, 2015

                                  [CHART]


                         World Ex U.S. Core        MSCI All Country World
                          Equity Portfolio      ex USA Index (net dividends)
                         ------------------     ----------------------------

     4/1/2013                 $10,000                     $10,000
     4/1/2013                  10,160                      10,415
     5/1/2013                   9,890                      10,174
     6/1/2013                   9,485                       9,733
     7/1/2013                   9,971                      10,159
     8/1/2013                   9,830                      10,019
     9/1/2013                  10,575                      10,715
    10/1/2013                  10,962                      11,108
    11/1/2013                  10,952                      11,127
    12/1/2013                  11,104                      11,225
     1/1/2014                  10,653                      10,715
     2/1/2014                  11,227                      11,254
     3/1/2014                  11,309                      11,282
     4/1/2014                  11,422                      11,431
     5/1/2014                  11,597                      11,654
     6/1/2014                  11,810                      11,850
     7/1/2014                  11,592                      11,732
     8/1/2014                  11,706                      11,797
     9/1/2014                  11,072                      11,226
    10/1/2014                  10,957                      11,115
    11/1/2014                  10,916                      11,195
    12/1/2014                  10,565                      10,791
     1/1/2015                  10,565                      10,775
     2/1/2015                  11,162                      11,351
     3/1/2015                  10,968                      11,168
     4/1/2015                  11,608                      11,732
     5/1/2015                  11,534                      11,549
     6/1/2015                  11,209                      11,227
     7/1/2015                  10,976                      11,196
     8/1/2015                  10,234                      10,340               Past performance is not predictive of
     9/1/2015                   9,847                       9,860               future performance.
    10/1/2015                  10,465                      10,595               The returns shown do not reflect the
                                                                                deduction of taxes that a shareholder
             Average Annual           One             Since                     would pay on fund distributions or the
             Total Return             Year          Inception                   redemption of fund shares.
             ---------------------------------------------------------          MSCI data copyright MSCI 2015, all
                                     -4.50%           1.79%                     rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLD CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS)
March 7, 2012-October 31, 2015

                                      [CHART]


                                                  MSCI All Country World
                World Core Equity Portfolio        Index (net dividends)
               -------------------------------   -------------------------

  3/1/2012               $10,000                          $10,000
  3/1/2012                10,170                           10,307
  4/1/2012                10,050                           10,189
  5/1/2012                 9,400                            9,276
  6/1/2012                 9,822                            9,734
  7/1/2012                 9,913                            9,867
  8/1/2012                10,175                           10,082
  9/1/2012                10,465                           10,399
 10/1/2012                10,354                           10,330
 11/1/2012                10,425                           10,462
 12/1/2012                10,644                           10,699
  1/1/2013                11,175                           11,192
  2/1/2013                11,266                           11,190
  3/1/2013                11,598                           11,395
  4/1/2013                11,843                           11,720
  5/1/2013                11,986                           11,688
  6/1/2013                11,754                           11,346
  7/1/2013                12,382                           11,890
  8/1/2013                12,053                           11,642
  9/1/2013                12,609                           12,243
 10/1/2013                13,125                           12,735
 11/1/2013                13,477                           12,916
 12/1/2013                13,786                           13,138
  1/1/2014                13,260                           12,613
  2/1/2014                13,902                           13,222
  3/1/2014                14,000                           13,281
  4/1/2014                14,074                           13,407
  5/1/2014                14,359                           13,693
  6/1/2014                14,684                           13,950
  7/1/2014                14,355                           13,781
  8/1/2014                14,726                           14,086
  9/1/2014                14,116                           13,629
 10/1/2014                14,222                           13,725
 11/1/2014                14,340                           13,954
 12/1/2014                14,128                           13,685
  1/1/2015                13,902                           13,471
  2/1/2015                14,731                           14,221
  3/1/2015                14,555                           14,001
  4/1/2015                14,944                           14,407
  5/1/2015                14,987                           14,388
  6/1/2015                14,696                           14,049
  7/1/2015                14,642                           14,171
  8/1/2015                13,729                           13,200             Past performance is not predictive of
  9/1/2015                13,239                           12,722             future performance.
 10/1/2015                14,135                           13,720             The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
             Average Annual           One             Since                   would pay on fund distributions or the
             Total Return             Year          Inception                 redemption of fund shares.
             --------------------------------------------------------         MSCI data copyright MSCI 2015, all
                                     -0.61%           9.94%                   rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS)
November 14, 2011-October 31, 2015

                                      [CHART]

                   Selectively Hedged Global           MSCI All Country World
                        Equity Portfolio                Index (net dividends)
                   -------------------------           -----------------------

 11/1/2011                  $10,000                           $10,000
 11/1/2011                    9,920                             9,873
 12/1/2011                    9,828                             9,853
  1/1/2012                   10,533                            10,426
  2/1/2012                   11,077                            10,951
  3/1/2012                   11,141                            11,024
  4/1/2012                   10,939                            10,898
  5/1/2012                    9,962                             9,921
  6/1/2012                   10,442                            10,410
  7/1/2012                   10,463                            10,553
  8/1/2012                   10,748                            10,782
  9/1/2012                   11,122                            11,122
 10/1/2012                   11,112                            11,048
 11/1/2012                   11,265                            11,189
 12/1/2012                   11,718                            11,443
  1/1/2013                   12,225                            11,970
  2/1/2013                   12,287                            11,968
  3/1/2013                   12,576                            12,187
  4/1/2013                   12,814                            12,535
  5/1/2013                   12,897                            12,501
  6/1/2013                   12,514                            12,135
  7/1/2013                   13,114                            12,716
  8/1/2013                   12,845                            12,451
  9/1/2013                   13,569                            13,094
 10/1/2013                   14,096                            13,621
 11/1/2013                   14,324                            13,813
 12/1/2013                   14,611                            14,052
  1/1/2014                   14,001                            13,490
  2/1/2014                   14,675                            14,141
  3/1/2014                   14,847                            14,204
  4/1/2014                   14,879                            14,339
  5/1/2014                   15,136                            14,644
  6/1/2014                   15,500                            14,920
  7/1/2014                   15,200                            14,739
  8/1/2014                   15,628                            15,065
  9/1/2014                   15,061                            14,576
 10/1/2014                   15,200                            14,679
 11/1/2014                   15,360                            14,924
 12/1/2014                   15,182                            14,636
  1/1/2015                   14,958                            14,408
  2/1/2015                   15,878                            15,210
  3/1/2015                   15,766                            14,974
  4/1/2015                   16,136                            15,409
  5/1/2015                   16,226                            15,388
  6/1/2015                   15,867                            15,026
  7/1/2015                   15,754                            15,157
  8/1/2015                   14,700                            14,118             Past performance is not predictive of
  9/1/2015                   14,172                            13,606             future performance.
 10/1/2015                   15,148                            14,674             The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
              Average Annual            One             Since                     would pay on fund distributions or the
              Total Return              Year          Inception                   redemption of fund shares.
              ----------------------------------------------------------          MSCI data copyright MSCI 2015, all
                                       -0.34%          11.05%                     rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                    [CHART]

                                               MSCI Emerging Markets
                Emerging Markets Portfolio     Index (net dividends)
                --------------------------     ---------------------

10/1/2005               $10,000                     $10,000
11/1/2005                10,722                      10,827
12/1/2005                11,340                      11,467
 1/1/2006                12,419                      12,748
 2/1/2006                12,381                      12,733
 3/1/2006                12,549                      12,845
 4/1/2006                13,297                      13,760
 5/1/2006                11,758                      12,318
 6/1/2006                11,740                      12,288
 7/1/2006                11,955                      12,461
 8/1/2006                12,328                      12,779
 9/1/2006                12,494                      12,885
10/1/2006                13,237                      13,497
11/1/2006                14,080                      14,500
12/1/2006                14,647                      15,153
 1/1/2007                14,860                      14,993
 2/1/2007                14,625                      14,904
 3/1/2007                15,291                      15,496
 4/1/2007                16,261                      16,231
 5/1/2007                17,348                      17,019
 6/1/2007                17,631                      17,816
 7/1/2007                18,048                      18,756
 8/1/2007                17,732                      18,358
 9/1/2007                19,295                      20,385
10/1/2007                21,401                      22,659
11/1/2007                20,004                      21,052
12/1/2007                19,923                      21,126
 1/1/2008                18,182                      18,490
 2/1/2008                18,758                      19,855
 3/1/2008                18,172                      18,804
 4/1/2008                19,464                      20,330
 5/1/2008                19,577                      20,707
 6/1/2008                17,562                      18,641
 7/1/2008                17,328                      17,938
 8/1/2008                16,296                      16,506
 9/1/2008                14,023                      13,617
10/1/2008                10,328                       9,890
11/1/2008                 9,389                       9,146
12/1/2008                10,121                       9,859
 1/1/2009                 9,347                       9,222
 2/1/2009                 8,734                       8,702
 3/1/2009                 9,997                       9,953
 4/1/2009                11,473                      11,609
 5/1/2009                13,428                      13,593
 6/1/2009                13,310                      13,409
 7/1/2009                14,828                      14,917
 8/1/2009                14,878                      14,864
 9/1/2009                16,181                      16,213
10/1/2009                15,842                      16,233
11/1/2009                16,784                      16,930
12/1/2009                17,384                      17,599
 1/1/2010                16,432                      16,618
 2/1/2010                16,630                      16,676
 3/1/2010                18,017                      18,022
 4/1/2010                18,120                      18,241
 5/1/2010                16,429                      16,636
 6/1/2010                16,455                      16,514
 7/1/2010                17,899                      17,889
 8/1/2010                17,480                      17,542
 9/1/2010                19,462                      19,491
10/1/2010                20,046                      20,057
11/1/2010                19,592                      19,528
12/1/2010                21,177                      20,921
 1/1/2011                20,625                      20,354
 2/1/2011                20,473                      20,164
 3/1/2011                21,605                      21,349
 4/1/2011                22,358                      22,012
 5/1/2011                21,737                      21,434
 6/1/2011                21,472                      21,104
 7/1/2011                21,298                      21,011
 8/1/2011                19,568                      19,133
 9/1/2011                16,606                      16,344
10/1/2011                18,679                      18,508
11/1/2011                18,021                      17,275
12/1/2011                17,489                      17,067
 1/1/2012                19,366                      19,003
 2/1/2012                20,410                      20,141
 3/1/2012                19,873                      19,468
 4/1/2012                19,513                      19,236
 5/1/2012                17,408                      17,079
 6/1/2012                18,260                      17,738
 7/1/2012                18,408                      18,084
 8/1/2012                18,519                      18,024
 9/1/2012                19,553                      19,111
10/1/2012                19,441                      18,995
11/1/2012                19,695                      19,236
12/1/2012                20,840                      20,177
 1/1/2013                20,946                      20,455
 2/1/2013                20,696                      20,198
 3/1/2013                20,396                      19,850
 4/1/2013                20,616                      20,000
 5/1/2013                19,942                      19,487
 6/1/2013                18,687                      18,246
 7/1/2013                18,954                      18,437
 8/1/2013                18,503                      18,120
 9/1/2013                19,822                      19,298
10/1/2013                20,721                      20,236
11/1/2013                20,406                      19,940
12/1/2013                20,190                      19,652
 1/1/2014                18,782                      18,376
 2/1/2014                19,459                      18,984
 3/1/2014                20,135                      19,567
 4/1/2014                20,252                      19,633
 5/1/2014                20,936                      20,318
 6/1/2014                21,512                      20,858
 7/1/2014                21,762                      21,261
 8/1/2014                22,434                      21,740
 9/1/2014                20,777                      20,129
10/1/2014                20,997                      20,366
11/1/2014                20,785                      20,151
12/1/2014                19,844                      19,222
 1/1/2015                19,971                      19,337
 2/1/2015                20,573                      19,936
 3/1/2015                20,137                      19,652
 4/1/2015                21,477                      21,164
 5/1/2015                20,613                      20,316
 6/1/2015                20,110                      19,789
 7/1/2015                18,814                      18,417
 8/1/2015                17,256                      16,751             Past performance is not predictive of
 9/1/2015                16,787                      16,247             future performance.
10/1/2015                17,798                      17,406             The returns shown do not reflect the
                                                                        deduction of taxes that a shareholder
         Average Annual        One         Five         Ten             would pay on fund distributions or the
         Total Return          Year        Years       Years            redemption of fund shares.
         ---------------------------------------------------------      MSCI data copyright MSCI 2015, all
                              -15.24%      -2.35%      5.93%            rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
EMERGING MARKETS SMALL CAP PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                     [CHART]

                   Emerging Markets Small Cap        MSCI Emerging Markets
                            Portfolio                Index (net dividends)
                -------------------------------      ---------------------
10/1/2005                   $10,000                         $10,000
11/1/2005                    10,713                          10,827
12/1/2005                    11,415                          11,467
 1/1/2006                    12,517                          12,748
 2/1/2006                    12,649                          12,733
 3/1/2006                    12,880                          12,845
 4/1/2006                    13,926                          13,760
 5/1/2006                    12,460                          12,318
 6/1/2006                    11,910                          12,288
 7/1/2006                    12,184                          12,461
 8/1/2006                    12,607                          12,779
 9/1/2006                    12,956                          12,885
10/1/2006                    13,933                          13,497
11/1/2006                    14,993                          14,500
12/1/2006                    15,674                          15,153
 1/1/2007                    15,968                          14,993
 2/1/2007                    16,111                          14,904
 3/1/2007                    16,825                          15,496
 4/1/2007                    18,111                          16,231
 5/1/2007                    19,548                          17,019
 6/1/2007                    20,132                          17,816
 7/1/2007                    21,110                          18,756
 8/1/2007                    20,230                          18,358
 9/1/2007                    21,621                          20,385
10/1/2007                    23,241                          22,659
11/1/2007                    21,377                          21,052
12/1/2007                    21,633                          21,126
 1/1/2008                    19,024                          18,490
 2/1/2008                    19,575                          19,855
 3/1/2008                    18,647                          18,804
 4/1/2008                    19,788                          20,330
 5/1/2008                    19,662                          20,707
 6/1/2008                    17,397                          18,641
 7/1/2008                    17,124                          17,938
 8/1/2008                    16,089                          16,506
 9/1/2008                    13,183                          13,617
10/1/2008                     9,183                           9,890
11/1/2008                     8,621                           9,146
12/1/2008                     9,835                           9,859
 1/1/2009                     9,079                           9,222
 2/1/2009                     8,521                           8,702
 3/1/2009                     9,694                           9,953
 4/1/2009                    11,656                          11,609
 5/1/2009                    14,326                          13,593
 6/1/2009                    14,256                          13,409
 7/1/2009                    16,064                          14,917
 8/1/2009                    16,255                          14,864
 9/1/2009                    17,610                          16,213
10/1/2009                    17,590                          16,233
11/1/2009                    18,618                          16,930
12/1/2009                    19,645                          17,599
 1/1/2010                    18,775                          16,618
 2/1/2010                    19,098                          16,676
 3/1/2010                    20,729                          18,022
 4/1/2010                    21,063                          18,241
 5/1/2010                    18,938                          16,636
 6/1/2010                    19,439                          16,514
 7/1/2010                    21,223                          17,889
 8/1/2010                    21,325                          17,542
 9/1/2010                    23,907                          19,491
10/1/2010                    24,860                          20,057
11/1/2010                    24,184                          19,528
12/1/2010                    25,574                          20,921
 1/1/2011                    24,490                          20,354
 2/1/2011                    23,767                          20,164
 3/1/2011                    25,085                          21,349
 4/1/2011                    26,403                          22,012
 5/1/2011                    25,798                          21,434
 6/1/2011                    25,589                          21,104
 7/1/2011                    25,877                          21,011
 8/1/2011                    23,417                          19,133
 9/1/2011                    19,252                          16,344
10/1/2011                    21,373                          18,508
11/1/2011                    20,329                          17,275
12/1/2011                    19,789                          17,067
 1/1/2012                    22,020                          19,003
 2/1/2012                    23,818                          20,141
 3/1/2012                    23,196                          19,468
 4/1/2012                    22,641                          19,236
 5/1/2012                    20,566                          17,079
 6/1/2012                    21,354                          17,738
 7/1/2012                    21,086                          18,084
 8/1/2012                    21,633                          18,024
 9/1/2012                    22,897                          19,111
10/1/2012                    22,808                          18,995
11/1/2012                    23,200                          19,236
12/1/2012                    24,626                          20,177
 1/1/2013                    25,080                          20,455
 2/1/2013                    25,336                          20,198
 3/1/2013                    25,217                          19,850
 4/1/2013                    25,729                          20,000
 5/1/2013                    25,357                          19,487
 6/1/2013                    23,163                          18,246
 7/1/2013                    23,268                          18,437
 8/1/2013                    22,296                          18,120
 9/1/2013                    23,924                          19,298
10/1/2013                    24,843                          20,236
11/1/2013                    24,489                          19,940
12/1/2013                    24,286                          19,652
 1/1/2014                    23,247                          18,376
 2/1/2014                    24,274                          18,984
 3/1/2014                    25,107                          19,567
 4/1/2014                    25,313                          19,633
 5/1/2014                    26,170                          20,318
 6/1/2014                    26,843                          20,858
 7/1/2014                    26,904                          21,261
 8/1/2014                    27,727                          21,740
 9/1/2014                    26,347                          20,129
10/1/2014                    26,115                          20,366
11/1/2014                    25,810                          20,151
12/1/2014                    25,015                          19,222
 1/1/2015                    25,417                          19,337
 2/1/2015                    26,071                          19,936
 3/1/2015                    25,870                          19,652
 4/1/2015                    27,706                          21,164
 5/1/2015                    27,316                          20,316
 6/1/2015                    26,379                          19,789
 7/1/2015                    24,768                          18,417
 8/1/2015                    22,339                          16,751           Past performance is not predictive of
 9/1/2015                    22,303                          16,247           future performance.
10/1/2015                    23,536                          17,406           The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
          Average Annual         One         Five          Ten                would pay on fund distributions or the
          Total Return           Year        Years        Years               redemption of fund shares.
          ------------------------------------------------------------        MSCI data copyright MSCI 2015, all
                                -9.88%       -1.09%       8.94%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO -- CLASS R2 VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
January 29, 2008-October 31, 2015

                                     [CHART]

                   Emerging Markets Value       MSCI Emerging Markets Index
                     Portfolio Class R2                  (net div.)
                   ----------------------       ---------------------------
01/2008                   $10,000                         $10,000
01/2008                    10,050                           9,871
02/2008                    10,450                          10,599
03/2008                    10,097                          10,038
04/2008                    10,872                          10,853
05/2008                    10,962                          11,054
06/2008                     9,677                           9,952
07/2008                     9,489                           9,576
08/2008                     8,674                           8,811
09/2008                     7,174                           7,269
10/2008                     4,949                           5,280
11/2008                     4,569                           4,882
12/2008                     5,120                           5,263
01/2009                     4,675                           4,923
02/2009                     4,262                           4,646
03/2009                     5,002                           5,313
04/2009                     5,996                           6,197
05/2009                     7,342                           7,256
06/2009                     7,241                           7,159
07/2009                     8,197                           7,964
08/2009                     8,265                           7,935
09/2009                     9,035                           8,655
10/2009                     8,823                           8,666
11/2009                     9,388                           9,038
12/2009                     9,847                           9,395
01/2010                     9,297                           8,871
02/2010                     9,347                           8,902
03/2010                    10,147                           9,621
04/2010                    10,246                           9,738
05/2010                     9,147                           8,881
06/2010                     9,199                           8,816
07/2010                    10,085                           9,550
08/2010                     9,864                           9,365
09/2010                    11,031                          10,405
10/2010                    11,444                          10,707
11/2010                    11,031                          10,425
12/2010                    11,960                          11,169
01/2011                    11,583                          10,866
02/2011                    11,391                          10,764
03/2011                    12,043                          11,397
04/2011                    12,466                          11,751
05/2011                    11,990                          11,443
06/2011                    11,738                          11,267
07/2011                    11,639                          11,217
08/2011                    10,454                          10,214
09/2011                     8,577                           8,725
10/2011                     9,701                           9,881
11/2011                     9,206                           9,222
12/2011                     8,875                           9,111
01/2012                    10,102                          10,144
02/2012                    10,714                          10,752
03/2012                    10,253                          10,393
04/2012                     9,918                          10,269
05/2012                     8,817                           9,117
06/2012                     9,214                           9,469
07/2012                     9,155                           9,654
08/2012                     9,279                           9,622
09/2012                     9,873                          10,202
10/2012                     9,849                          10,269
12/2012                    10,564                          10,771
01/2013                    10,734                          10,920
02/2013                    10,550                          10,783
03/2013                    10,459                          10,597
04/2013                    10,547                          10,677
05/2013                    10,243                          10,403
06/2013                     9,377                           9,741
07/2013                     9,559                           9,842
08/2013                     9,356                           9,673
09/2013                    10,045                          10,302
10/2013                    10,497                          10,803
11/2013                    10,242                          10,645
12/2013                    10,137                          10,491
01/2014                     9,424                           9,810
02/2014                     9,634                          10,135
03/2014                    10,060                          10,446
04/2014                    10,122                          10,481
05/2014                    10,533                          10,847
06/2014                    10,806                          11,135
07/2014                    11,008                          11,350
08/2014                    11,250                          11,606
09/2014                    10,328                          10,746
10/2014                    10,313                          10,872
11/2014                    10,139                          10,757
12/2014                     9,665                          10,262
01/2015                     9,586                          10,323
02/2015                     9,924                          10,643
03/2015                     9,643                          10,491
04/2015                    10,597                          11,298
05/2015                    10,123                          10,846
06/2015                     9,800                          10,564
07/2015                     9,012                           9,832
08/2015                     8,193                           8,943              Past performance is not predictive of
09/2015                     7,917                           8,674              future performance.
10/2015                     8,406                           9,292              The returns shown do not reflect the
                                                                               deduction of taxes that a shareholder
          Average Annual        One         Five           From                would pay on fund distributions or the
          Total Return          Year        Years       01/29/2008             redemption of fund shares.
          --------------------------------------------------------------       MSCI data copyright MSCI 2015, all
                               -18.49%      -5.98%        -2.21%               rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                    [CHART]


                         Emerging Markets
                         Value Portfolio -        MSCI Emerging Markets
                        Institutional Class       Index (net dividends)
                     -----------------------      ---------------------
10/1/2005                    $10,000                    $10,000
11/1/2005                     10,738                     10,827
12/1/2005                     11,411                     11,467
 1/1/2006                     12,502                     12,748
 2/1/2006                     12,550                     12,733
 3/1/2006                     12,974                     12,845
 4/1/2006                     14,105                     13,760
 5/1/2006                     12,576                     12,318
 6/1/2006                     12,461                     12,288
 7/1/2006                     12,756                     12,461
 8/1/2006                     12,987                     12,779
 9/1/2006                     13,251                     12,885
10/1/2006                     14,170                     13,497
11/1/2006                     15,206                     14,500
12/1/2006                     15,739                     15,153
 1/1/2007                     15,982                     14,993
 2/1/2007                     16,070                     14,904
 3/1/2007                     16,907                     15,496
 4/1/2007                     18,254                     16,231
 5/1/2007                     19,641                     17,019
 6/1/2007                     20,198                     17,816
 7/1/2007                     21,155                     18,756
 8/1/2007                     20,473                     18,358
 9/1/2007                     22,318                     20,385
10/1/2007                     24,766                     22,659
11/1/2007                     22,959                     21,052
12/1/2007                     22,923                     21,126
 1/1/2008                     20,640                     18,490
 2/1/2008                     21,464                     19,855
 3/1/2008                     20,742                     18,804
 4/1/2008                     22,342                     20,330
 5/1/2008                     22,533                     20,707
 6/1/2008                     19,911                     18,641
 7/1/2008                     19,521                     17,938
 8/1/2008                     17,848                     16,506
 9/1/2008                     14,769                     13,617
10/1/2008                     10,183                      9,890
11/1/2008                      9,410                      9,146
12/1/2008                     10,558                      9,859
 1/1/2009                      9,605                      9,222
 2/1/2009                      8,789                      8,702
 3/1/2009                     10,309                      9,953
 4/1/2009                     12,336                     11,609
 5/1/2009                     15,112                     13,593
 6/1/2009                     14,926                     13,409
 7/1/2009                     16,927                     14,917
 8/1/2009                     17,052                     14,864
 9/1/2009                     18,626                     16,213
10/1/2009                     18,185                     16,233
11/1/2009                     19,343                     16,930
12/1/2009                     20,301                     17,599
 1/1/2010                     19,145                     16,618
 2/1/2010                     19,294                     16,676
 3/1/2010                     20,992                     18,022
 4/1/2010                     21,128                     18,241
 5/1/2010                     18,913                     16,636
 6/1/2010                     19,031                     16,514
 7/1/2010                     20,792                     17,889
 8/1/2010                     20,415                     17,542
 9/1/2010                     22,866                     19,491
10/1/2010                     23,648                     20,057
11/1/2010                     22,879                     19,528
12/1/2010                     24,779                     20,921
 1/1/2011                     24,005                     20,354
 2/1/2011                     23,600                     20,164
 3/1/2011                     24,957                     21,349
 4/1/2011                     25,848                     22,012
 5/1/2011                     24,861                     21,434
 6/1/2011                     24,352                     21,104
 7/1/2011                     24,146                     21,011
 8/1/2011                     21,695                     19,133
 9/1/2011                     17,800                     16,344
10/1/2011                     20,138                     18,508
11/1/2011                     19,118                     17,275
12/1/2011                     18,431                     17,067
 1/1/2012                     20,987                     19,003
 2/1/2012                     22,265                     20,141
 3/1/2012                     21,307                     19,468
 4/1/2012                     20,611                     19,236
 5/1/2012                     18,332                     17,079
 6/1/2012                     19,161                     17,738
 7/1/2012                     19,039                     18,084
 8/1/2012                     19,303                     18,024
 9/1/2012                     20,545                     19,111
10/1/2012                     20,279                     18,995
11/1/2012                     20,502                     19,236
12/1/2012                     22,000                     20,177
 1/1/2013                     22,354                     20,455
 2/1/2013                     21,978                     20,198
 3/1/2013                     21,790                     19,850
 4/1/2013                     21,982                     20,000
 5/1/2013                     21,355                     19,487
 6/1/2013                     19,557                     18,246
 7/1/2013                     19,936                     18,437
 8/1/2013                     19,512                     18,120
 9/1/2013                     20,953                     19,298
10/1/2013                     21,903                     20,236
11/1/2013                     21,372                     19,940
12/1/2013                     21,163                     19,652
 1/1/2014                     19,684                     18,376
 2/1/2014                     20,121                     18,984
 3/1/2014                     21,018                     19,567
 4/1/2014                     21,156                     19,633
 5/1/2014                     22,014                     20,318
 6/1/2014                     22,588                     20,858
 7/1/2014                     23,011                     21,261
 8/1/2014                     23,525                     21,740
 9/1/2014                     21,596                     20,129
10/1/2014                     21,572                     20,366
11/1/2014                     21,216                     20,151
12/1/2014                     20,229                     19,222
 1/1/2015                     20,064                     19,337
 2/1/2015                     20,779                     19,936
 3/1/2015                     20,190                     19,652
 4/1/2015                     22,201                     21,164
 5/1/2015                     21,211                     20,316
 6/1/2015                     20,536                     19,789
 7/1/2015                     18,886                     18,417
 8/1/2015                     17,173                     16,751            Past performance is not predictive of
 9/1/2015                     16,600                     16,247            future performance.
10/1/2015                     17,632                     17,406            The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
          Average Annual         One         Five         Ten              would pay on fund distributions or the
          Total Return           Year        Years       Years             redemption of fund shares.
          ----------------------------------------------------------       MSCI data copyright MSCI 2015, all
                                -18.27%      -5.70%      5.84%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS CORE EQUITY PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                     [CHART]


                    Emerging Markets Core Equity    MSCI Emerging Markets
                              Portfolio             Index (net dividends)
                  -------------------------------   ---------------------
10/1/2005                     $10,000                      $10,000
11/1/2005                      10,656                       10,827
12/1/2005                      11,282                       11,467
 1/1/2006                      12,292                       12,748
 2/1/2006                      12,311                       12,733
 3/1/2006                      12,557                       12,845
 4/1/2006                      13,419                       13,760
 5/1/2006                      11,918                       12,318
 6/1/2006                      11,723                       12,288
 7/1/2006                      11,946                       12,461
 8/1/2006                      12,235                       12,779
 9/1/2006                      12,478                       12,885
10/1/2006                      13,294                       13,497
11/1/2006                      14,214                       14,500
12/1/2006                      14,774                       15,153
 1/1/2007                      14,983                       14,993
 2/1/2007                      14,869                       14,904
 3/1/2007                      15,513                       15,496
 4/1/2007                      16,556                       16,231
 5/1/2007                      17,759                       17,019
 6/1/2007                      18,179                       17,816
 7/1/2007                      18,798                       18,756
 8/1/2007                      18,313                       18,358
 9/1/2007                      19,886                       20,385
10/1/2007                      21,953                       22,659
11/1/2007                      20,354                       21,052
12/1/2007                      20,312                       21,126
 1/1/2008                      18,324                       18,490
 2/1/2008                      18,922                       19,855
 3/1/2008                      18,234                       18,804
 4/1/2008                      19,617                       20,330
 5/1/2008                      19,704                       20,707
 6/1/2008                      17,507                       18,641
 7/1/2008                      17,322                       17,938
 8/1/2008                      16,172                       16,506
 9/1/2008                      13,637                       13,617
10/1/2008                       9,783                        9,890
11/1/2008                       9,130                        9,146
12/1/2008                      10,022                        9,859
 1/1/2009                       9,128                        9,222
 2/1/2009                       8,513                        8,702
 3/1/2009                       9,856                        9,953
 4/1/2009                      11,656                       11,609
 5/1/2009                      13,953                       13,593
 6/1/2009                      13,818                       13,409
 7/1/2009                      15,490                       14,917
 8/1/2009                      15,550                       14,864
 9/1/2009                      16,892                       16,213
10/1/2009                      16,580                       16,233
11/1/2009                      17,595                       16,930
12/1/2009                      18,399                       17,599
 1/1/2010                      17,389                       16,618
 2/1/2010                      17,581                       16,676
 3/1/2010                      19,097                       18,022
 4/1/2010                      19,279                       18,241
 5/1/2010                      17,411                       16,636
 6/1/2010                      17,558                       16,514
 7/1/2010                      19,144                       17,889
 8/1/2010                      18,890                       17,542
 9/1/2010                      21,147                       19,491
10/1/2010                      21,770                       20,057
11/1/2010                      21,188                       19,528
12/1/2010                      22,744                       20,921
 1/1/2011                      22,026                       20,354
 2/1/2011                      21,646                       20,164
 3/1/2011                      22,877                       21,349
 4/1/2011                      23,781                       22,012
 5/1/2011                      23,124                       21,434
 6/1/2011                      22,802                       21,104
 7/1/2011                      22,751                       21,011
 8/1/2011                      20,697                       19,133
 9/1/2011                      17,273                       16,344
10/1/2011                      19,466                       18,508
11/1/2011                      18,634                       17,275
12/1/2011                      18,048                       17,067
 1/1/2012                      20,174                       19,003
 2/1/2012                      21,440                       20,141
 3/1/2012                      20,770                       19,468
 4/1/2012                      20,310                       19,236
 5/1/2012                      18,174                       17,079
 6/1/2012                      18,989                       17,738
 7/1/2012                      18,999                       18,084
 8/1/2012                      19,200                       18,024
 9/1/2012                      20,294                       19,111
10/1/2012                      20,156                       18,995
11/1/2012                      20,464                       19,236
12/1/2012                      21,746                       20,177
 1/1/2013                      21,938                       20,455
 2/1/2013                      21,788                       20,198
 3/1/2013                      21,557                       19,850
 4/1/2013                      21,802                       20,000
 5/1/2013                      21,205                       19,487
 6/1/2013                      19,681                       18,246
 7/1/2013                      19,950                       18,437
 8/1/2013                      19,434                       18,120
 9/1/2013                      20,821                       19,298
10/1/2013                      21,719                       20,236
11/1/2013                      21,362                       19,940
12/1/2013                      21,172                       19,652
 1/1/2014                      19,834                       18,376
 2/1/2014                      20,552                       18,984
 3/1/2014                      21,303                       19,567
 4/1/2014                      21,455                       19,633
 5/1/2014                      22,162                       20,318
 6/1/2014                      22,738                       20,858
 7/1/2014                      22,946                       21,261
 8/1/2014                      23,656                       21,740
 9/1/2014                      22,009                       20,129
10/1/2014                      22,130                       20,366
11/1/2014                      21,899                       20,151
12/1/2014                      20,979                       19,222
 1/1/2015                      21,145                       19,337
 2/1/2015                      21,755                       19,936
 3/1/2015                      21,389                       19,652
 4/1/2015                      22,864                       21,164
 5/1/2015                      22,054                       20,316
 6/1/2015                      21,466                       19,789
 7/1/2015                      20,031                       18,417
 8/1/2015                      18,283                       16,751           Past performance is not predictive of
 9/1/2015                      17,898                       16,247           future performance.
10/1/2015                      18,922                       17,406           The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          Average Annual         One          Five          Ten              would pay on fund distributions or the
          Total Return           Year         Years        Years             redemption of fund shares.
          ------------------------------------------------------------       MSCI data copyright MSCI 2015, all
                                -14.49%       -2.76%       6.59%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 U.S. Equity Market Review                   12 Months Ended October 31, 2015

   U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.5%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

              Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

              Russell 3000(R) Index........................ 4.49%
              Russell Microcap(R) Index (micro-cap stocks). 0.82%
              Russell 2000(R) Index (small-cap stocks)..... 0.34%
              Russell 1000(R) Index (large-cap stocks)..... 4.86%
              Dow Jones U.S. Select REIT Index/SM/......... 6.87%

   Growth stocks outperformed value stocks as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

         Russell 2000(R) Value Index (small-cap value stocks)... -2.88%
         Russell 2000(R) Growth Index (small-cap growth stocks).  3.52%
         Russell 1000(R) Value Index (large-cap value stocks)...  0.53%
         Russell 1000(R) Growth Index (large-cap growth stocks).  9.18%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2015, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the period were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small-cap, and/or micro-cap companies relative to widely used benchmarks.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

Enhanced U.S. Large Company Portfolio

   The Enhanced U.S. Large Company Portfolio seeks to outperform the total return of the S&P 500(R) Index. This strategy uses S&P 500(R) Index futures contracts, swaps, and/or ETFs in conjunction with investment grade, short-term fixed income instruments. As of October 31, 2015, 100% of the equity exposure consisted of S&P 500(R) Index futures contracts. The behavior of S&P 500(R) Index futures contracts is determined principally by the performance of the S&P 500(R) Index.

   For the 12 months ended October 31, 2015, the total return was 5.25% for the Portfolio versus 5.20% for the S&P 500(R) Index. Relative to the Index, the Portfolio's outperformance was primarily due to the performance of the fixed income component of the Portfolio. The net return of the fixed income component was greater than the average interest rate priced into the S&P 500(R) futures contracts that the Portfolio purchased throughout the year.

U.S. Large Cap Equity Portfolio

   The U.S. Large Cap Equity Portfolio is designed to capture the returns of U.S. large-cap stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 930 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were 3.49% for the Portfolio and 4.86% for the Russell 1000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the Index to stocks closer to the market cap break and value stocks, which contributed to the Portfolio's relative underperformance as these stocks underperformed.

U.S. Large Cap Value Portfolio

   The U.S. Large Cap Value Portfolio is designed to capture the returns of U.S. large-cap value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Master Fund held approximately 300 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2015, total returns were 1.16% for the Portfolio and 0.53% for the Russell 1000(R) Value Index. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Master Fund had a smaller allocation than the Index to the largest market cap stocks and a greater allocation to the remainder of the eligible large-cap universe, which benefited relative performance as the largest market cap value stocks underperformed.

U.S. Targeted Value Portfolio

   The U.S. Targeted Value Portfolio seeks to capture the returns of U.S. small- and mid-cap value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 1,500 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -1.33% for the Portfolio's Class R1 shares, -1.49% for the Portfolio's Class R2 shares, -1.20% for the Portfolio's Institutional Class shares, and -2.88% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the Index to mid-cap stocks and a lower allocation to small-cap stocks. Mid-cap stocks outperformed small-caps during the period, which benefited the Portfolio's relative performance. The Portfolio's exclusion of real estate investment trusts (REITs) contributed to relative outperformance as REITs underperformed most other sectors during the period.

U.S. Small Cap Value Portfolio

   The U.S. Small Cap Value Portfolio is designed to capture the returns of U.S. small-cap value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 1,150 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -2.83% for the Portfolio and -2.88% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio performed in line with the Index. The Portfolio had a greater allocation than the Index to stocks closer to the market cap break, which outperformed during the period and benefited the Portfolio's relative performance. The Portfolio consistently emphasizes deep value stocks. During the period, deep value stocks underperformed and the Portfolio's greater allocation to deep value stocks detracted from the Portfolio's relative performance.

U.S. Core Equity 1 Portfolio

   The U.S. Core Equity 1 Portfolio invests in a broadly diversified group of securities within the U.S. market with increased exposure to smaller company stocks and value stocks relative to the market. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 2,800 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were 3.26% for the Portfolio and 4.49% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the Index to small-cap stocks and value stocks, which contributed to the Portfolio's relative underperformance as small-cap stocks underperformed large-cap stocks and value stocks underperformed growth stocks during the period.

U.S. Core Equity 2 Portfolio

   The U.S. Core Equity 2 Portfolio invests in a broadly diversified group of securities within the U.S. market with increased exposure to smaller company stocks and value stocks relative to the U.S. Core Equity 1 Portfolio and the market. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 2,800 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were 1.92% for the Portfolio and 4.49% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the Index to small-cap stocks and value stocks, which contributed to the Portfolio's relative underperformance as small-cap stocks underperformed large-cap stocks and value stocks underperformed growth stocks during the period.

U.S. Vector Equity Portfolio

   The U.S. Vector Equity Portfolio invests in a broadly diversified group of U.S. stocks with increased exposure to smaller company stocks and value stocks relative to the market. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 2,700 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -0.18% for the Portfolio and 4.49% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the Index to small-cap stocks and value stocks, which contributed to the Portfolio's relative underperformance as small-cap stocks underperformed large-cap stocks and value stocks underperformed growth stocks during the period.

U.S. Small Cap Portfolio

   The U.S. Small Cap Portfolio is designed to capture the returns of U.S. small-cap stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 2,000 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were 2.34% for the Portfolio and 0.34% for the Russell 2000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a smaller allocation than the Index to micro-cap stocks. Micro-cap stocks underperformed, which contributed to the Portfolio's relative outperformance. The Portfolio's exclusion of real estate investment trusts (REITs) contributed to relative outperformance as REITs underperformed most other sectors during the period.

U.S. Micro Cap Portfolio

   The U.S. Micro Cap Portfolio is designed to capture the returns of the smallest U.S. company stocks and generally has a smaller market capitalization profile than the U.S. Small Cap Portfolio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 1,600 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were 1.11% for the Portfolio and 0.34% for the Russell 2000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a substantially larger allocation than the Index to micro-cap stocks. While micro-caps generally underperformed the rest of the small-cap universe, the Portfolio's micro-cap holdings in total outperformed those in the Index and benefited relative performance. The Portfolio's exclusion of real estate investment trusts (REITs) contributed to the Portfolio's relative outperformance as REITs underperformed most other sectors during the period. The Portfolio excluded certain stocks with low profitability. These stocks generally underperformed during the period, which benefited the Portfolio's relative performance.

DFA Real Estate Securities Portfolio

   The DFA Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of U.S. real estate securities. As of October 31, 2015, the Portfolio held approximately 150 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of portfolio assets.

   For the 12 months ended October 31, 2015, total returns were 5.89% for the Portfolio, 6.87% for the Dow Jones U.S. Select REIT Index/SM/, and 5.20% for the S&P 500(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. real estate securities market rather than the behavior of a limited number of securities. The Portfolio held net lease REITs not eligible in the Dow Jones U.S. Select REIT Index/SM/. These securities generally underperformed the overall Index and were a primary driver of the Portfolio's relative underperformance.

 International Equity Market Review          12 Months Ended October 31, 2015

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks and growth stocks had positive returns while large-cap stocks and value stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------

                                              Return in U.S. Dollars
           -                                  ----------------------
           MSCI World ex USA Index...........         -1.81%
           MSCI World ex USA Small Cap Index.          4.66%
           MSCI World ex USA Value Index.....         -5.92%
           MSCI World ex USA Growth Index....          2.33%

   During the period, the U.S. dollar (USD) appreciated against most developed markets currencies, decreasing USD-denominated returns in developed markets.

                           12 Months Ended October 31, 2015
                            --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Return Return in U.S. Dollars
---------------------------------------------------  ------------ ----------------------
                  United Kingdom....................     0.01%            -3.45%
                  Japan.............................    17.41%             9.07%
                  Canada............................    -5.27%           -18.37%
                  France............................    18.69%             4.64%
                  Switzerland.......................     3.70%             1.25%
                  Germany...........................    16.20%             2.45%
                  Australia.........................    -2.25%           -20.66%
                  Spain.............................     0.50%           -11.40%
                  Hong Kong.........................    -1.73%            -1.67%
                  Sweden............................     9.47%            -4.59%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

   Emerging markets had weaker performance over the period than non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------

                                                Return in U.S. Dollars
         -                                      ----------------------
         MSCI Emerging Markets Index...........        -14.53%
         MSCI Emerging Markets Small Cap Index.         -8.61%
         MSCI Emerging Markets Value Index.....        -17.62%
         MSCI Emerging Markets Growth Index....        -11.50%

   During the period, the U.S. dollar (USD) appreciated against most emerging markets currencies, decreasing USD-denominated returns in emerging markets.

                      12 Months Ended October 31, 2015
                       --------------------------------

Ten Largest Emerging Markets by Market Cap  Local Return Return in U.S. Dollars
------------------------------------------  ------------ ----------------------
              China........................    -0.76%            -0.70%
              Korea........................    -0.03%            -6.28%
              Taiwan.......................    -2.50%            -8.65%
              India........................    -2.15%            -8.06%
              South Africa.................     7.82%           -13.73%
              Brazil.......................   -15.36%           -45.97%
              Mexico.......................     0.26%           -18.22%
              Russia.......................     8.87%           -20.92%
              Malaysia.....................    -8.60%           -30.02%
              Indonesia....................   -12.35%           -22.61%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

 Global Real Estate Market Review            12 Months Ended October 31, 2015

   Publicly traded global real estate investment trusts (REITs) produced positive overall returns during the period. REITs generally outperformed non-U.S. equity markets but underperformed U.S. equities. The U.S. REIT market, the world's largest, had positive performance and outperformed non-U.S. REITs overall. Among larger REIT markets, the UK delivered the highest returns while Canada had the weakest performance during the period. As measured by the S&P Global REIT Index, specialized REITs had the biggest gains while hotel and resort REITs had the weakest returns.

                       12 Months Ended October 31, 2015
                       --------------------------------

                                                    Return in U.S. Dollars
     -                                              ----------------------
     S&P Global ex U.S. REIT Index (net dividends).         0.04%
     S&P Global REIT Index (net dividends).........         2.59%

----------
Source: Standard and Poor's. Copyright S&P, 2015. All rights reserved.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

Large Cap International Portfolio

   The Large Cap International Portfolio seeks to capture the returns of a broadly diversified portfolio of international large-cap stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 1,300 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -3.10% for the Portfolio and -1.81% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the international equity markets rather than by the behavior of a limited number of stocks. For the period, the Portfolio's relative underperformance was primarily attributable to differences in the valuation timing and methodology between the Portfolio and the Index. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

International Core Equity Portfolio

   The International Core Equity Portfolio invests in a broadly diversified group of international stocks, with increased exposure to smaller company stocks and those with value characteristics as measured by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 4,900 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -1.10% for the Portfolio and -1.81% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories while the Index primarily holds large-cap and mid-cap stocks. International small-cap stocks generally outperformed international large-cap and mid-cap stocks during the period, and the Portfolio's exposure to small-cap stocks benefited performance relative to the Index. In particular, the Portfolio's emphasis on small-cap stocks resulted in a lower allocation to large-cap financial stocks, which underperformed for the period and the relative underweight contributed to the Portfolio's performance. The Portfolio's greater exposure than the Index to value stocks detracted from the Portfolio's relative performance as value stocks generally underperformed during the period.

International Small Company Portfolio

   The International Small Company Portfolio is designed to capture the returns of international small-cap stocks by purchasing shares of five Master Funds that invest individually in Canada, the United Kingdom, Continental Europe (including Israel and excluding the U.K.), Japan, and the Asia Pacific region ex Japan. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Master Funds collectively held approximately 4,100 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were 3.30% for the Portfolio and 4.66% for the MSCI World ex USA Small Cap Index (net dividends). As a result of each Master Fund's diversified investment approach, the Portfolio's performance was determined principally by broad trends in international equity markets rather than the behavior of a limited number of stocks. The Master Funds' greater allocation than the Index to micro-cap securities detracted from relative performance as micro-caps generally underperformed other small-cap securities. The Portfolio's underperformance was partially offset by the Master Funds' exclusion of real estate investment trusts (REITs) and small low profitability securities, both of which underperformed during the period. Differences in the valuation timing and methodology between the Master Funds and the Index detracted from the Portfolio's relative performance. The Master Funds price foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Master Funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

Japanese Small Company Portfolio

   The Japanese Small Company Portfolio is designed to capture the returns of Japanese small company stocks by purchasing shares of The Japanese Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Master Fund held approximately 1,440 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2015, total returns were 8.62% for the Portfolio and 12.83% for the MSCI Japan Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the Japanese equity market, rather than the behavior of a limited number of stocks. The Master Fund had a greater allocation than the Index to micro-cap securities, and micro-cap securities underperformed relative to other small-caps, which detracted from the Portfolio's relative performance. The Portfolio's underperformance was partially offset by the Master Fund's exclusion of real estate investment trusts (REITs), which underperformed the overall Index. The Portfolio's relative performance also benefited from the Master Fund's exclusion of small- and micro-cap securities with both high relative prices and low profitability as these securities underperformed. Differences in the valuation timing and methodology between the Master Fund and the Index detracted from the Portfolio's relative performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

Asia Pacific Small Company Portfolio

   The Asia Pacific Small Company Portfolio is designed to capture the returns of small-cap stocks in Australia, Hong Kong, New Zealand, and Singapore, by purchasing shares of The Asia Pacific Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Master Fund held approximately 830 securities across the eligible countries. Country allocations generally reflect the approximate weights of individual securities within a universe of these countries' stocks constructed by the Advisor. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2015, total returns were -12.19% for the Portfolio and -14.67% for the MSCI Pacific ex Japan Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in Asia Pacific equity markets rather than the behavior of a limited number of stocks. The Master Fund's exclusion of small low profitability securities benefited the Portfolio's relative performance as these securities underperformed. The Master Fund's holdings in Hong Kong, particularly in micro-caps, outperformed those in the Index and benefited the Portfolio's relative performance.

United Kingdom Small Company Portfolio

   The United Kingdom Small Company Portfolio is designed to capture the returns of U.K. small company stocks by purchasing shares of The United Kingdom Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Master Fund held approximately 320 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2015, total returns were 9.43% for the Portfolio and 12.42% for the MSCI UK Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.K. equity market, rather than the behavior of a limited number of stocks. The Master Fund's exclusion of real estate investment trusts (REITs) detracted from relative performance as REITs in the United Kingdom generally outperformed other sectors during the period. Due to differences in methodology, the Master Fund may hold names that are larger in size than those included in the Index, resulting in differences in sector weights. During the period, these differences in sector weights contributed to the Portfolio's relative underperformance. For instance, the Master Fund had a lower allocation to financials, which outperformed and detracted from the Portfolio's relative performance, and a higher allocation to industrials, which underperformed and detracted from the Portfolio's relative performance. The Portfolio's underperformance was partially offset by the Master Fund's exclusion of small- and micro-cap securities with high relative prices and low profitability, as these securities underperformed during the period. Differences in the valuation timing and methodology between the Master Fund and the Index detracted from the Portfolio's relative performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

Continental Small Company Portfolio

   The Continental Small Company Portfolio is designed to capture the returns of small-cap stocks in the developed markets of Europe (excluding the U.K.) and Israel, by purchasing shares of The Continental Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Master Fund held approximately 1,160 securities in 15 eligible developed continental European countries and Israel. Country allocations generally reflect the approximate weights of individual securities within a universe of continental European and Israeli small company stocks constructed by the Advisor. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2015, total returns were 9.37% for the Portfolio and 11.38% for the MSCI Europe ex UK Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the continental European (excluding the U.K.) and Israeli equity markets, rather than the behavior of a limited number of stocks. Due to differences in methodology, the Master Fund may hold names that are larger in size than those included in the Index, resulting in differences in individual holdings. Within the financial sector, these holding differences detracted from the Portfolio's relative performance as the Master Fund's financial holdings underperformed the Index's financial holdings. Differences in the valuation timing and methodology between the Master Fund and the Index detracted from the Portfolio's relative performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

DFA International Real Estate Securities Portfolio

   The DFA International Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate securities in international markets. As of October 31, 2015, the Portfolio held approximately 240 securities in 21 approved developed and emerging market countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of portfolio assets.

   For the 12 months ended October 31, 2015, total returns were -0.37% for the Portfolio and 0.04% for the S&P Global ex US REIT Index (net dividends). As a result of the Portfolio's diversified approach, performance was determined principally by broad trends in international real estate securities markets rather than the behavior of a limited number of stocks. Differences in the valuation timing and methodology between the Portfolio and the Index generally detracted from the Portfolio's relative performance. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices. For the period, both the currency and fair value adjustments negatively impacted the Portfolio's relative performance, compared to the Index.

DFA Global Real Estate Securities Portfolio

   The DFA Global Real Estate Securities Portfolio, a fund of funds, is designed to capture the returns of a broadly diversified portfolio of real estate securities in U.S. and international markets. As of October 31, 2015, the Portfolio invested in the DFA International Real Estate Securities Portfolio, the DFA Real Estate Securities Portfolio, and individual securities. As of October 31, 2015, the Portfolio held approximately 380 securities in 22 approved developed and emerging markets countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were 3.44% for the Portfolio and 2.59% for the S&P Global REIT Index (net dividends). As a result of the Portfolio's diversified approach, performance was principally determined by broad trends in global real estate securities markets rather than the behavior of a limited number of stocks. Withholding tax rate differences between the Portfolio and the Index were a primary driver of the Portfolio's relative outperformance. The Portfolio excludes certain securities from eligibility that the Index holds. These securities generally underperformed, and the Portfolio's exclusion of these securities had a beneficial impact on the Portfolio's relative performance.

DFA International Small Cap Value Portfolio

   The DFA International Small Cap Value Portfolio is designed to capture the returns of international small-cap value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 2,200 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were 3.31% for the Portfolio and 4.66% for the MSCI World ex USA Small Cap Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in international equity markets rather than the behavior of a limited number of stocks. The Portfolio's focus on value stocks detracted from the Portfolio's relative performance as value underperformed growth-oriented stocks during the period. Differences in the valuation timing and methodology between the Portfolio and the Index also detracted from the Portfolio's relative performance. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

International Vector Equity Portfolio

   The International Vector Equity Portfolio is designed to capture the returns of a broadly diversified basket of international stocks with increased exposure to smaller company stocks and those with value characteristics as measured by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 4,500 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -1.14% for the Portfolio and -1.81% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories, other than growth-oriented mega-cap securities, while the Index primarily holds large-cap and mid-cap stocks. International small-cap stocks generally outperformed international large-cap and mid-cap stocks during the period, and the Portfolio's exposure to small-cap stocks benefited performance relative to the Index. In particular, the Portfolio's emphasis on small-cap stocks resulted in a lower allocation to large-cap financial stocks, which underperformed for the period and the relative underweight contributed to the Portfolio's relative performance. The Portfolio's greater exposure than the Index to value stocks detracted from relative performance as value stocks generally underperformed during the period.

World ex U.S. Value Portfolio

   The World ex U.S. Value Portfolio is designed to capture the returns of value stocks across all market capitalizations in international developed and emerging markets. The Portfolio may pursue its objective by holding direct securities, by purchasing shares of funds managed by Dimensional (The DFA International Value Series, The DFA International Small Cap Value Portfolio, and The Dimensional Emerging Markets Value Fund (the "Underlying Funds")), or by a combination of securities and Underlying Funds. Value is measured primarily by using the book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Underlying Funds collectively held approximately 4,900 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -7.77% for the Portfolio and -4.68% for the MSCI All Country World ex USA Index (net dividends). As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in the international and emerging equity markets rather than the behavior of a limited number of stocks. The Underlying Funds had greater exposure than the Index to value stocks. Value stocks generally underperformed during the period, which detracted from the Portfolio's relative performance. The Underlying Funds invest in stocks across all size categories while the Index primarily holds large-cap and mid-cap stocks. Small-cap stocks generally outperformed large- and mid-caps during the period, and the Portfolio's greater exposure to small-caps benefited the Portfolio's relative performance. Differences in the valuation timing and methodology between the Portfolio and the Index generally detracted from the Portfolio's relative performance. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

World ex U.S. Targeted Value Portfolio

   The World ex U.S. Targeted Value Portfolio is designed to capture the returns of small- and mid-cap value stocks in international developed and emerging markets. Prior to September 8, 2015, the Portfolio purchased shares of the DFA International Small Cap Value Portfolio, the International Vector Equity Portfolio, the Dimensional Emerging Markets Value Fund, and the Emerging Markets Small Cap Series (the "Underlying Funds"). After that date, the Portfolio began purchasing securities directly, and on September 23, 2015, the Portfolio redeemed its last holdings of the Underlying Funds, investing solely in securities. Value is measured primarily by using the book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 2,800 securities. In general, cash exposure was low throughout the period with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -2.88% for the Portfolio and 1.53% for the MSCI All Country World ex USA Small Cap Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio focuses on value stocks and has minimal exposure to growth stocks, while the Index is neutral with regard to value or growth. Growth stocks outperformed during the period, which detracted from the Portfolio's relative performance. In addition, two of the Underlying Funds -- the International Vector Equity Portfolio and the Emerging Markets Value Fund -- can invest in mid-cap and large-cap securities while the Index primarily holds small-caps. This difference in allocations detracted from the Portfolio's relative performance as larger securities generally underperformed.

World ex U.S. Core Equity Portfolio

   The World ex U.S. Core Equity Portfolio is designed to capture the returns of a broadly diversified basket of international stocks in developed and emerging markets with increased exposure to smaller company stocks and those with value characteristics as measured by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 5,800 securities in 43 eligible developed and emerging markets. In general, cash exposure was low throughout the period with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -4.50% for the Portfolio and -4.68% for the MSCI All Country World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories while the Index primarily holds large-cap and mid-cap stocks. Non-U.S. small-cap stocks generally outperformed non-U.S.

large-cap and mid-cap stocks during the period, and the Portfolio's exposure to small-cap stocks benefited the Portfolio's performance relative to the Index.
In particular, the Portfolio's emphasis on small-cap stocks resulted in a lower allocation to large-cap financial stocks, which underperformed for the period and contributed to the Portfolio's relative performance. The Portfolio's greater exposure than the Index to value stocks detracted from the Portfolio's relative performance as value stocks generally underperformed during the period.

World Core Equity Portfolio

   The World Core Equity Portfolio seeks long-term capital appreciation generally by investing in a combination of mutual funds managed by Dimensional Fund Advisors LP ("Dimensional" or the "Advisor"). As of October 31, 2015, the Portfolio's investments included the U.S. Core Equity 1 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the "Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Underlying Funds collectively held approximately 11,800 equity securities in 44 countries.

   For the 12 months ended October 31, 2015, total returns were -0.61% for the Portfolio and -0.03% for the MSCI All Country World Index (net dividends). As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets rather than the behavior of a limited group of stocks. The Underlying Funds' greater exposure than the Index to value stocks detracted from the Portfolio's relative performance as value stocks generally underperformed during the period. The Underlying Funds' greater exposure to small-cap stocks in the U.S. also detracted from the Portfolio's relative performance as U.S. small-caps underperformed U.S. large-cap stocks for the period.

Selectively Hedged Global Equity Portfolio

   The Selectively Hedged Global Equity Portfolio seeks long-term capital appreciation by investing in a combination of mutual funds managed by Dimensional. As of October 31, 2015, the mutual funds in which the Portfolio invested include the U.S. Core Equity 2 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (the "Underlying Funds"). The Portfolio hedges foreign currency exposure on a selective basis to capture positive forward currency premiums. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Underlying Funds collectively held approximately 11,800 equity securities in 44 countries.

   For the 12 months ended October 31, 2015, total returns were -0.34% for the Portfolio and -0.03% for the MSCI All Country World Index (net dividends). As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets rather than the behavior of a limited group of stocks in a particular industry or country. The Underlying Funds invest in stocks across all eligible countries but had a lower allocation than the Index to the U.S. and a higher allocation to emerging markets. For the period, U.S. securities significantly outperformed emerging market securities, and the Underlying Funds' country allocation detracted from the Portfolio's relative performance. The Underlying Funds' greater exposure than the Index to value stocks detracted from the Portfolio's relative performance as value stocks generally underperformed during the period. To a lesser extent, the Portfolio's strategy of selectively hedging foreign currency exposure contributed to relative returns, particularly hedging euro and Japanese yen exposure, as both of these currencies depreciated against the U.S. dollar.

Emerging Markets Portfolio

   The Emerging Markets Portfolio is designed to capture the returns of large-cap stocks in selected emerging markets countries by purchasing shares of The Emerging Markets Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Master Fund held approximately 1,100 securities across 21 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2015, total returns were -15.24% for the Portfolio and -14.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified approach, performance was generally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Portfolio's relative underperformance was driven primarily by country allocation differences between the Master Fund and the Index. The Master Fund's lower allocation to China, which outperformed most other emerging markets during the period, detracted from the Portfolio's relative performance. This was partially offset by the Master Fund's greater allocation to Taiwan, which also generally outperformed.

Emerging Markets Small Cap Portfolio

   The Emerging Markets Small Cap Portfolio is designed to capture the returns of small-cap stocks in selected emerging markets by purchasing shares of the Emerging Markets Small Cap Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund's investment strategy is process driven emphasizing broad diversification. As of October 31, 2015, the Master Fund held approximately 3,300 securities across 17 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2015, total returns were -9.88% for the Portfolio and -14.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified approach, performance was principally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Master Fund focuses on small-cap stocks while the Index primarily holds large-cap and mid-cap stocks. Emerging markets small-cap stocks outperformed emerging markets large-caps and mid-caps over the period, and the Master Fund's greater exposure to small-caps benefited the Portfolio's relative performance.

Emerging Markets Value Portfolio

   The Emerging Markets Value Portfolio is designed to capture the returns of value stocks of large- and small-cap companies in selected emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund, a Master Fund managed by Dimensional that invests in such securities. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Master Fund held approximately 2,300 securities across 19 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2015, total returns were -18.49% for the Portfolio's Class R2 shares, -18.27% for the Portfolio's Institutional Class shares, and -14.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was generally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Master Fund invests primarily in value stocks while the Index is neutral with regard to value or growth stocks. Emerging markets value stocks generally underperformed during the period, which was the primary driver of the Portfolio's relative underperformance.

Emerging Markets Core Equity Portfolio

   The Emerging Markets Core Equity Portfolio is designed to capture the returns of a broad universe of stocks in selected emerging markets with increased exposure to smaller company stocks and those stocks with value characteristics, as measured by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 4,100 securities across 21 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -14.49% for the Portfolio and -14.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Portfolio's diversified approach, performance was generally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories while the Index primarily holds large- and mid-cap stocks. Emerging markets small-cap stocks generally outperformed emerging markets large- and mid-cap stocks during the period, and the Portfolio's exposure to small-cap stocks benefited the Portfolio's performance relative to the Index. The Portfolio's greater exposure than the Index to value stocks detracted from the Portfolio's relative performance as value stocks generally underperformed during the period. The Portfolio's smaller allocation than the Index to China, among the best performing emerging markets during the period, also detracted from the Portfolio's relative performance.

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                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended October 31, 2015
 EXPENSE TABLES
                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        05/01/15  10/31/15    Ratio*   Period*
                                        --------- --------- ---------- --------
 Enhanced U.S. Large Company Portfolio
 -------------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,007.50    0.24%    $1.21
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,024.00    0.24%    $1.22

 U.S. Large Cap Equity Portfolio
 -------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $  991.60    0.19%    $0.95
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,024.25    0.19%    $0.97

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     05/01/15  10/31/15    Ratio*   Period*
                                     --------- --------- ---------- --------
   U.S. Large Cap Value Portfolio**
   --------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $  974.90    0.28%    $1.39
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.79    0.28%    $1.43

   U.S. Targeted Value Portfolio
   -----------------------------
   Actual Fund Return
    Class R1 Shares................. $1,000.00 $  953.30    0.48%    $2.36
    Class R2 Shares................. $1,000.00 $  952.50    0.63%    $3.10
    Institutional Class Shares...... $1,000.00 $  953.70    0.38%    $1.87
   Hypothetical 5% Annual Return
    Class R1 Shares................. $1,000.00 $1,022.79    0.48%    $2.45
    Class R2 Shares................. $1,000.00 $1,022.03    0.63%    $3.21
    Institutional Class Shares...... $1,000.00 $1,023.29    0.38%    $1.94

   U.S. Small Cap Value Portfolio
   ------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $  942.50    0.53%    $2.59
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,022.53    0.53%    $2.70

   U.S. Core Equity 1 Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $  985.60    0.20%    $1.00
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,024.20    0.20%    $1.02

   U.S. Core Equity 2 Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $  974.30    0.23%    $1.14
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,024.05    0.23%    $1.17

   U.S. Vector Equity Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $  962.70    0.33%    $1.63
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.54    0.33%    $1.68

   U.S. Small Cap Portfolio
   ------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $  981.40    0.38%    $1.90
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.29    0.38%    $1.94

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                          Beginning  Ending              Expenses
                                           Account  Account   Annualized   Paid
                                            Value    Value     Expense    During
                                          05/01/15  10/31/15    Ratio*   Period*
                                          --------- --------- ---------- --------
U.S. Micro Cap Portfolio
------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  974.60    0.53%    $2.64
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.53    0.53%    $2.70

DFA Real Estate Securities Portfolio
------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,033.30    0.18%    $0.92
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,024.30    0.18%    $0.92

Large Cap International Portfolio
---------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  921.30    0.29%    $1.40
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.74    0.29%    $1.48

International Core Equity Portfolio
-----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  933.40    0.39%    $1.90
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.24    0.39%    $1.99

International Small Company Portfolio***
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  963.00    0.54%    $2.67
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.48    0.54%    $2.75

Japanese Small Company Portfolio**
----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,012.40    0.54%    $2.74
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.48    0.54%    $2.75

Asia Pacific Small Company Portfolio**
--------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  864.40    0.55%    $2.58
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.43    0.55%    $2.80

United Kingdom Small Company Portfolio**
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,008.70    0.58%    $2.94
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.28    0.58%    $2.96

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                    Beginning  Ending              Expenses
                                                     Account  Account   Annualized   Paid
                                                      Value    Value     Expense    During
                                                    05/01/15  10/31/15    Ratio*   Period*
                                                    --------- --------- ---------- --------
Continental Small Company Portfolio**
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  978.90    0.55%    $2.74
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.43    0.55%    $2.80

DFA International Real Estate Securities Portfolio
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  958.20    0.29%    $1.43
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.74    0.29%    $1.48

DFA Global Real Estate Securities Portfolio***
----------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,003.80    0.24%    $1.21
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,024.00    0.24%    $1.22

DFA International Small Cap Value Portfolio
-------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  956.90    0.69%    $3.40
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.73    0.69%    $3.52

International Vector Equity Portfolio
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  930.00    0.51%    $2.48
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.63    0.51%    $2.60

World ex U.S. Value Portfolio***
--------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  875.90    0.52%    $2.46
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.58    0.52%    $2.65

World ex U.S. Targeted Value Portfolio
--------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  912.80    0.66%    $3.18
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.88    0.66%    $3.36

World ex U.S. Core Equity Portfolio
-----------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  901.50    0.47%    $2.25
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.84    0.47%    $2.40

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               05/01/15  10/31/15    Ratio*   Period*
                                               --------- --------- ---------- --------
World Core Equity Portfolio***
------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  945.90    0.35%    $1.72
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.44    0.35%    $1.79

Selectively Hedged Global Equity Portfolio***
---------------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  938.80    0.40%    $1.95
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.19    0.40%    $2.04

Emerging Markets Portfolio**
----------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  828.70    0.58%    $2.67
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.28    0.58%    $2.96

Emerging Markets Small Cap Portfolio**
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  849.50    0.73%    $3.40
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,021.53    0.73%    $3.72

Emerging Markets Value Portfolio**
----------------------------------
Actual Fund Return
 Class R2 Shares.............................. $1,000.00 $  793.30    0.81%    $3.66
 Institutional Class Shares................... $1,000.00 $  794.20    0.56%    $2.53
Hypothetical 5% Annual Return
 Class R2 Shares.............................. $1,000.00 $1,021.12    0.81%    $4.13
 Institutional Class Shares................... $1,000.00 $1,022.38    0.56%    $2.85

Emerging Markets Core Equity Portfolio
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  827.60    0.63%    $2.90
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.03    0.63%    $3.21

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

***The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company's holdings which reflect the investments by category or country.

FEEDER FUNDS

                                            Affiliated Investment Companies
                                            -------------------------------
    U.S. Large Cap Value Portfolio.........              100.0%
    Japanese Small Company Portfolio.......              100.0%
    Asia Pacific Small Company Portfolio...              100.0%
    United Kingdom Small Company Portfolio.              100.0%
    Continental Small Company Portfolio....              100.0%
    Emerging Markets Portfolio.............              100.0%
    Emerging Markets Small Cap Portfolio...              100.0%
    Emerging Markets Value Portfolio.......              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


FUND OF FUNDS

               International Small Company Portfolio...... 100.0%
               World ex U.S. Value Portfolio.............. 100.0%
               World Core Equity Portfolio................ 100.0%
               Selectively Hedged Global Equity Portfolio. 100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

                     Enhanced U.S. Large Company Portfolio
              Corporate....................................  23.3%
              Foreign Corporate............................  13.6%
              Foreign Government...........................   7.9%
              Government...................................  50.2%
              Supranational................................   5.0%
                                                            -----
                                                            100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        U.S. Large Cap Equity Portfolio
              Consumer Discretionary.......................  15.4%
              Consumer Staples.............................   8.5%
              Energy.......................................   7.2%
              Financials...................................  13.8%
              Health Care..................................  13.4%
              Industrials..................................  12.6%
              Information Technology.......................  19.9%
              Materials....................................   4.0%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   2.7%
              Utilities....................................   2.5%
                                                            -----
                                                            100.0%

                         U.S. Targeted Value Portfolio
              Consumer Discretionary.......................  13.5%
              Consumer Staples.............................   3.2%
              Energy.......................................   8.1%
              Financials...................................  28.3%
              Health Care..................................   5.7%
              Industrials..................................  19.6%
              Information Technology.......................  12.9%
              Materials....................................   6.4%
              Other........................................    --
              Telecommunication Services...................   1.2%
              Utilities....................................   1.1%
                                                            -----
                                                            100.0%

                        U.S. Small Cap Value Portfolio
              Consumer Discretionary.......................  15.7%
              Consumer Staples.............................   3.9%
              Energy.......................................   8.2%
              Financials...................................  27.0%
              Health Care..................................   6.2%
              Industrials..................................  18.2%
              Information Technology.......................  14.4%
              Materials....................................   5.5%
              Other........................................    --
              Telecommunication Services...................   0.8%
              Utilities....................................   0.1%
                                                            -----
                                                            100.0%

                         U.S. Core Equity 1 Portfolio
              Consumer Discretionary.......................  16.0%
              Consumer Staples.............................   8.0%
              Energy.......................................   6.9%
              Financials...................................  15.0%
              Health Care..................................  11.8%
              Industrials..................................  13.4%
              Information Technology.......................  19.1%
              Materials....................................   4.4%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   2.2%
              Utilities....................................   3.1%
                                                            -----
                                                            100.0%

                         U.S. Core Equity 2 Portfolio
              Consumer Discretionary.......................  15.3%
              Consumer Staples.............................   6.6%
              Energy.......................................   8.8%
              Financials...................................  17.2%
              Health Care..................................  10.8%
              Industrials..................................  14.4%
              Information Technology.......................  17.4%
              Materials....................................   4.7%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   2.5%
              Utilities....................................   2.2%
                                                            -----
                                                            100.0%

                         U.S. Vector Equity Portfolio
              Consumer Discretionary.......................  14.7%
              Consumer Staples.............................   4.4%
              Energy.......................................   9.0%
              Financials...................................  25.0%
              Health Care..................................   8.3%
              Industrials..................................  15.4%
              Information Technology.......................  14.2%
              Materials....................................   5.3%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   2.3%
              Utilities....................................   1.3%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                           U.S. Small Cap Portfolio
              Consumer Discretionary.......................  17.9%
              Consumer Staples.............................   4.4%
              Energy.......................................   3.1%
              Financials...................................  20.2%
              Health Care..................................   9.7%
              Industrials..................................  17.0%
              Information Technology.......................  17.6%
              Materials....................................   4.7%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   1.0%
              Utilities....................................   4.4%
                                                            -----
                                                            100.0%

                           U.S. Micro Cap Portfolio
              Consumer Discretionary.......................  17.7%
              Consumer Staples.............................   4.3%
              Energy.......................................   2.0%
              Financials...................................  19.6%
              Health Care..................................  11.4%
              Industrials..................................  20.1%
              Information Technology.......................  16.0%
              Materials....................................   5.1%
              Other........................................    --
              Telecommunication Services...................   1.8%
              Utilities....................................   2.0%
                                                            -----
                                                            100.0%

                     DFA Real Estate Securities Portfolio
              Real Estate Investment Trusts................ 100.0%
                                                            -----
                                                            100.0%

                       Large Cap International Portfolio
              Consumer Discretionary.......................  14.2%
              Consumer Staples.............................  11.1%
              Energy.......................................   6.4%
              Financials...................................  23.0%
              Health Care..................................  10.5%
              Industrials..................................  13.2%
              Information Technology.......................   4.5%
              Materials....................................   8.5%
              Other........................................    --
              Telecommunication Services...................   4.9%
              Utilities....................................   3.7%
                                                            -----
                                                            100.0%

                      International Core Equity Portfolio
              Consumer Discretionary.......................  16.8%
              Consumer Staples.............................   8.1%
              Energy.......................................   7.0%
              Financials...................................  20.7%
              Health Care..................................   6.5%
              Industrials..................................  17.2%
              Information Technology.......................   6.1%
              Materials....................................  11.1%
              Other........................................    --
              Telecommunication Services...................   3.3%
              Utilities....................................   3.2%
                                                            -----
                                                            100.0%

              DFA International Real Estate Securities Portfolio
              Consumer Staples.............................    --
              Financials...................................    --
              Real Estate Investment Trusts................ 100.0%
                                                            -----
                                                            100.0%

                  DFA Global Real Estate Securities Portfolio
              Affiliated Investment Companies..............  74.9%
              Common Stocks................................  25.1%
                                                            -----
                                                            100.0%

                  DFA International Small Cap Value Portfolio
              Consumer Discretionary.......................  19.1%
              Consumer Staples.............................   4.5%
              Energy.......................................   4.8%
              Financials...................................  21.7%
              Health Care..................................   1.6%
              Industrials..................................  25.4%
              Information Technology.......................   5.0%
              Materials....................................  17.0%
              Other........................................    --
              Telecommunication Services...................   0.2%
              Utilities....................................   0.7%
                                                            -----
                                                            100.0%

                     International Vector Equity Portfolio
              Consumer Discretionary.......................  16.9%
              Consumer Staples.............................   7.2%
              Energy.......................................   6.7%
              Financials...................................  21.9%
              Health Care..................................   4.9%
              Industrials..................................  19.1%
              Information Technology.......................   6.7%
              Materials....................................  12.3%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   2.2%
              Utilities....................................   2.1%
                                                            -----
                                                            100.0%

                    World ex U.S. Targeted Value Portfolio
              Consumer Discretionary.......................  15.9%
              Consumer Staples.............................   5.1%
              Energy.......................................   5.5%
              Financials...................................  24.0%
              Health Care..................................   1.8%
              Industrials..................................  21.1%
              Information Technology.......................   6.6%
              Materials....................................  18.0%
              Other........................................    --
              Telecommunication Services...................   0.9%
              Utilities....................................   1.1%
                                                            -----
                                                            100.0%

                      World ex U.S. Core Equity Portfolio
              Consumer Discretionary.......................  16.0%
              Consumer Staples.............................   8.0%
              Energy.......................................   6.3%
              Financials...................................  22.1%
              Health Care..................................   5.5%
              Industrials..................................  16.4%
              Information Technology.......................   8.3%
              Materials....................................  10.9%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   3.4%
              Utilities....................................   3.1%
                                                            -----
                                                            100.0%

                    Emerging Markets Core Equity Portfolio
              Consumer Discretionary.......................  11.8%
              Consumer Staples.............................   9.0%
              Energy.......................................   5.6%
              Financials...................................  23.6%
              Health Care..................................   4.0%
              Industrials..................................  10.7%
              Information Technology.......................  17.1%
              Materials....................................   9.2%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   5.2%
              Utilities....................................   3.8%
                                                            -----
                                                            100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
BONDS -- (39.7%)
CANADA -- (5.4%)
Ontario, Province of Canada
    1.000%, 07/22/16.............................  $4,000 $ 4,011,076
Quebec, Province of Canada
    5.125%, 11/14/16.............................   1,000   1,044,622
Royal Bank of Canada
    1.450%, 09/09/16.............................   1,000   1,007,051
    1.250%, 06/16/17.............................   2,000   2,001,738
Thomson Reuters Corp.
    1.300%, 02/23/17.............................   1,023   1,021,452
Toronto-Dominion Bank (The)
    2.375%, 10/19/16.............................   3,900   3,960,333
Other Securities.................................             586,759
                                                          -----------
TOTAL CANADA.....................................          13,633,031
                                                          -----------

FRANCE -- (1.3%)
BNP Paribas SA
    1.375%, 03/17/17.............................   1,800   1,803,676
Other Securities.................................           1,491,423
                                                          -----------
TOTAL FRANCE.....................................           3,295,099
                                                          -----------

GERMANY -- (2.0%)
FMS Wertmanagement AoeR
    1.125%, 09/05/17.............................   5,000   5,018,370
                                                          -----------

IRELAND -- (0.4%)
GE Capital International Funding Co.
    0.964%, 04/15/16.............................   1,052   1,051,793
                                                          -----------

JAPAN -- (0.6%)
Sumitomo Mitsui Banking Corp.
    2.650%, 01/12/17.............................   1,000   1,013,196
Other Securities.................................             543,212
                                                          -----------
TOTAL JAPAN......................................           1,556,408
                                                          -----------

NETHERLANDS -- (2.3%)
Bank Nederlandse Gemeenten NV
    1.125%, 09/12/16.............................   5,000   5,020,500
Other Securities.................................             852,202
                                                          -----------
TOTAL NETHERLANDS................................           5,872,702
                                                          -----------

NORWAY -- (2.0%)
Kommunalbanken A.S.
    0.875%, 10/03/16.............................   5,000   5,009,215
                                                          -----------

SPAIN -- (0.2%)
Other Securities.................................             602,954
                                                          -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (3.9%)
European Bank for Reconstruction & Development
    1.375%, 10/20/16.............................   4,000   4,039,616

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
European Investment Bank
    1.250%, 10/14/16.............................  $5,000 $ 5,029,075
Other Securities.................................           1,003,084
                                                          -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....          10,071,775
                                                          -----------

SWITZERLAND -- (0.8%)
Credit Suisse New York
    1.375%, 05/26/17.............................   1,400   1,399,221
Other Securities.................................             697,726
                                                          -----------
TOTAL SWITZERLAND................................           2,096,947
                                                          -----------

UNITED KINGDOM -- (2.2%)
Barclays Bank P.L.C.
    5.000%, 09/22/16.............................   1,000   1,034,871
Diageo Capital P.L.C.
    1.500%, 05/11/17.............................   1,500   1,504,178
GlaxoSmithKline Capital P.L.C.
    1.500%, 05/08/17.............................   1,500   1,511,428
Other Securities.................................           1,515,110
                                                          -----------
TOTAL UNITED KINGDOM.............................           5,565,587
                                                          -----------

UNITED STATES -- (18.6%)
Actavis, Inc.
    1.875%, 10/01/17.............................   1,200   1,197,996
Amgen, Inc.
    2.500%, 11/15/16.............................   1,535   1,558,637
Anadarko Petroleum Corp.
    5.950%, 09/15/16.............................   1,000   1,036,869
Anthem, Inc.
    2.375%, 02/15/17.............................   1,500   1,518,451
Bank of America Corp.
    3.625%, 03/17/16.............................   1,000   1,010,948
Baxter International, Inc.
    1.850%, 01/15/17.............................   1,000   1,007,972
Becton Dickinson and Co.
    1.450%, 05/15/17.............................   1,310   1,309,783
Capital One Financial Corp.
    5.250%, 02/21/17.............................   1,492   1,561,184
DIRECTV Holdings, LLC / DIRECTV Financing Co.,
 Inc.
    2.400%, 03/15/17.............................   1,500   1,519,785
eBay, Inc.
    1.350%, 07/15/17.............................   1,068   1,061,548
EOG Resources, Inc.
    2.500%, 02/01/16.............................   1,000   1,003,411
Ford Motor Credit Co. LLC
    3.984%, 06/15/16.............................   1,000   1,015,486
Goldman Sachs Group, Inc. (The)
    6.250%, 09/01/17.............................   1,000   1,086,558

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
JPMorgan Chase & Co.
    2.000%, 08/15/17.............................  $1,000 $1,008,887
Mattel, Inc.
    2.500%, 11/01/16.............................   1,000  1,010,855
MetLife, Inc.
    6.750%, 06/01/16.............................   1,000  1,034,992
Molson Coors Brewing Co.
    2.000%, 05/01/17.............................   1,715  1,720,713
Morgan Stanley
    5.450%, 01/09/17.............................   1,000  1,047,606
National Rural Utilities Cooperative Finance
 Corp.
    0.950%, 04/24/17.............................   1,800  1,799,244
ONEOK Partners L.P.
    6.150%, 10/01/16.............................   1,000  1,030,588
Reinsurance Group of America, Inc.
    5.625%, 03/15/17.............................   1,100  1,155,331
Ryder System, Inc.
    5.850%, 11/01/16.............................   1,141  1,192,068
Scripps Networks Interactive, Inc.
    2.700%, 12/15/16.............................   1,000  1,010,960
Stryker Corp.
    2.000%, 09/30/16.............................   1,453  1,469,631
Toyota Motor Credit Corp.
    1.750%, 05/22/17.............................   5,000  5,053,960
UnitedHealth Group, Inc.
    6.000%, 06/15/17.............................   1,500  1,613,701

                                                      Face
                                                     Amount^      Value+
                                                     -------      ------
                                                      (000)
UNITED STATES -- (Continued)
Wells Fargo & Co.
      3.676%, 06/15/16............................. $    1,500 $  1,527,963
Other Securities...................................               9,694,069
                                                               ------------
TOTAL UNITED STATES................................              47,259,196
                                                               ------------
TOTAL BONDS........................................             101,033,077
                                                               ------------

U.S. TREASURY OBLIGATIONS -- (40.1%)
U.S. Treasury Notes
      2.375%, 07/31/17.............................      1,000    1,029,206
#     0.875%, 08/15/17.............................     50,000   50,153,000
^^    1.875%, 08/31/17.............................     13,500   13,784,594
      0.625%, 09/30/17.............................     25,000   24,949,700
      0.875%, 10/15/17.............................     12,000   12,029,532
                                                               ------------
TOTAL U.S. TREASURY OBLIGATIONS....................             101,946,032
                                                               ------------
TOTAL INVESTMENT SECURITIES........................             202,979,109
                                                               ------------

                                                     Shares
                                                     ------         -

SECURITIES LENDING COLLATERAL -- (20.2%)
(S)@  DFA Short Term Investment Fund...............  4,439,530   51,365,360
                                                               ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $254,450,056)..............................             $254,344,469
                                                               ============

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           Investments in Securities (Market Value)
                                          ------------------------------------------
                                          Level 1    Level 2    Level 3    Total
                                          -------- ------------ ------- ------------
Bonds
  Canada.................................       -- $ 13,633,031   --    $ 13,633,031
  France.................................       --    3,295,099   --       3,295,099
  Germany................................       --    5,018,370   --       5,018,370
  Ireland................................       --    1,051,793   --       1,051,793
  Japan..................................       --    1,556,408   --       1,556,408
  Netherlands............................       --    5,872,702   --       5,872,702
  Norway.................................       --    5,009,215   --       5,009,215
  Spain..................................       --      602,954   --         602,954
  Supranational Organization Obligations.       --   10,071,775   --      10,071,775
  Switzerland............................       --    2,096,947   --       2,096,947
  United Kingdom.........................       --    5,565,587   --       5,565,587
  United States..........................       --   47,259,196   --      47,259,196
U.S. Treasury Obligations................       --  101,946,032   --     101,946,032
Securities Lending Collateral............       --   51,365,360   --      51,365,360
Futures Contracts**...................... $795,204           --   --         795,204
                                          -------- ------------   --    ------------
TOTAL.................................... $795,204 $254,344,469   --    $255,139,673
                                          ======== ============   ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                Percentage
                                         Shares     Value+    of Net Assets**
                                         ------     ------    ---------------
  COMMON STOCKS -- (95.0%)
  Consumer Discretionary -- (14.6%)
  *   Amazon.com, Inc...................  12,707 $  7,953,311            1.1%
      Comcast Corp. Class A.............  91,505    5,730,043            0.8%
      Home Depot, Inc. (The)............  44,256    5,471,812            0.8%
      McDonald's Corp...................  32,279    3,623,318            0.5%
      Starbucks Corp....................  50,273    3,145,582            0.5%
      Walt Disney Co. (The).............  50,925    5,792,209            0.8%
      Other Securities..................           75,360,107           10.8%
                                                 ------------           -----
  Total Consumer Discretionary..........          107,076,382           15.3%
                                                 ------------           -----
  Consumer Staples -- (8.1%)
      Altria Group, Inc.................  63,751    3,855,023            0.6%
      Coca-Cola Co. (The)............... 106,910    4,527,639            0.6%
      CVS Health Corp...................  40,694    4,019,753            0.6%
      PepsiCo, Inc......................  47,912    4,896,127            0.7%
      Philip Morris International, Inc..  39,911    3,528,132            0.5%
      Procter & Gamble Co. (The)........  74,745    5,709,023            0.8%
      Wal-Mart Stores, Inc..............  68,237    3,905,886            0.6%
      Other Securities..................           28,969,561            4.1%
                                                 ------------           -----
  Total Consumer Staples................           59,411,144            8.5%
                                                 ------------           -----
  Energy -- (6.8%)
      Chevron Corp......................  47,995    4,361,786            0.6%
      Exxon Mobil Corp.................. 128,717   10,650,045            1.5%
      Schlumberger, Ltd.................  48,966    3,827,183            0.6%
      Other Securities..................           30,920,762            4.4%
                                                 ------------           -----
  Total Energy..........................           49,759,776            7.1%
                                                 ------------           -----
  Financials -- (13.1%)
      Bank of America Corp.............. 270,195    4,533,872            0.7%
  *   Berkshire Hathaway, Inc. Class B..  49,224    6,695,448            1.0%
      Citigroup, Inc....................  70,186    3,731,790            0.5%
      JPMorgan Chase & Co...............  95,052    6,107,091            0.9%
      Wells Fargo & Co.................. 160,766    8,703,871            1.2%
      Other Securities..................           66,592,259            9.5%
                                                 ------------           -----
  Total Financials......................           96,364,331           13.8%
                                                 ------------           -----
  Health Care -- (12.7%)
      AbbVie, Inc.......................  56,560    3,368,148            0.5%
  *   Allergan P.L.C....................   9,312    2,872,473            0.4%
      Amgen, Inc........................  23,819    3,767,689            0.5%
  *   Celgene Corp......................  22,627    2,776,559            0.4%
      Gilead Sciences, Inc..............  50,553    5,466,296            0.8%
      Johnson & Johnson.................  90,207    9,113,613            1.3%
      Merck & Co., Inc..................  88,773    4,852,332            0.7%
      Pfizer, Inc....................... 200,860    6,793,085            1.0%
      UnitedHealth Group, Inc...........  35,225    4,148,801            0.6%
      Other Securities..................           49,778,963            7.1%
                                                 ------------           -----
  Total Health Care.....................           92,937,959           13.3%
                                                 ------------           -----
  Industrials -- (12.0%)
      3M Co.............................  21,546    3,387,247            0.5%
      Boeing Co. (The)..................  21,608    3,199,497            0.5%
      General Electric Co............... 256,969    7,431,543            1.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                           Shares      Value+    of Net Assets**
                                                           ------      ------    ---------------
Industrials -- (Continued)
      Honeywell International, Inc.......................    26,682 $  2,755,717            0.4%
      Union Pacific Corp.................................    31,610    2,824,353            0.4%
      United Technologies Corp...........................    31,471    3,097,061            0.4%
      Other Securities...................................             65,365,399            9.3%
                                                                    ------------          ------
Total Industrials........................................             88,060,817           12.6%
                                                                    ------------          ------
Information Technology -- (18.9%)
*     Alphabet, Inc. Class A.............................     7,158    5,278,238            0.8%
*     Alphabet, Inc. Class C.............................     7,574    5,383,675            0.8%
      Apple, Inc.........................................   197,174   23,562,293            3.4%
      Cisco Systems, Inc.................................   152,962    4,412,954            0.6%
*     Facebook, Inc. Class A.............................    36,657    3,737,914            0.5%
      Intel Corp.........................................   193,793    6,561,831            0.9%
      International Business Machines Corp...............    31,142    4,362,371            0.6%
      MasterCard, Inc. Class A...........................    34,142    3,379,717            0.5%
      Microsoft Corp.....................................   235,212   12,381,560            1.8%
      Oracle Corp........................................   109,648    4,258,728            0.6%
      QUALCOMM, Inc......................................    48,551    2,884,900            0.4%
#     Visa, Inc. Class A.................................    50,398    3,909,877            0.6%
      Other Securities...................................             58,390,602            8.3%
                                                                    ------------          ------
Total Information Technology.............................            138,504,660           19.8%
                                                                    ------------          ------
Materials -- (3.8%)
      Other Securities...................................             27,799,583            4.0%
                                                                    ------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                291,933            0.0%
                                                                    ------------          ------
Telecommunication Services -- (2.6%)
      AT&T, Inc..........................................   237,879    7,971,325            1.1%
      Verizon Communications, Inc........................   174,039    8,158,948            1.2%
      Other Securities...................................              2,757,499            0.4%
                                                                    ------------          ------
Total Telecommunication Services.........................             18,887,772            2.7%
                                                                    ------------          ------
Utilities -- (2.4%)
      Other Securities...................................             17,396,237            2.5%
                                                                    ------------          ------
TOTAL COMMON STOCKS......................................            696,490,594           99.6%
                                                                    ------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                  7,344            0.0%
                                                                    ------------          ------
TOTAL INVESTMENT SECURITIES..............................            696,497,938
                                                                    ------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional Liquid Reserves, 0.140%.   802,829      802,829            0.1%
                                                                    ------------          ------

SECURITIES LENDING COLLATERAL -- (4.9%)
(S)@  DFA Short Term Investment Fund..................... 3,120,214   36,100,879            5.2%
                                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $702,110,643)..................................             $733,401,646          104.9%
                                                                    ============          ======

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                    Level 1      Level 2   Level 3    Total
                                  ------------ ----------- ------- ------------
 Common Stocks
   Consumer Discretionary........ $107,076,382          --   --    $107,076,382
   Consumer Staples..............   59,411,144          --   --      59,411,144
   Energy........................   49,759,776          --   --      49,759,776
   Financials....................   96,364,331          --   --      96,364,331
   Health Care...................   92,937,959          --   --      92,937,959
   Industrials...................   88,060,817          --   --      88,060,817
   Information Technology........  138,504,660          --   --     138,504,660
   Materials.....................   27,799,583          --   --      27,799,583
   Real Estate Investment Trusts.      291,933          --   --         291,933
   Telecommunication Services....   18,887,772          --   --      18,887,772
   Utilities.....................   17,396,237          --   --      17,396,237
 Rights/Warrants.................           -- $     7,344   --           7,344
 Temporary Cash Investments......      802,829          --   --         802,829
 Securities Lending Collateral...           --  36,100,879   --      36,100,879
                                  ------------ -----------   --    ------------
 TOTAL........................... $697,293,423 $36,108,223   --    $733,401,646
                                  ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                                Value+
                                                            ---------------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in The U.S. Large Cap Value Series of
      The DFA Investment Trust Company..................... $15,873,345,924
                                                            ---------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
         (Cost $11,374,011,829)............................ $15,873,345,924
                                                            ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                   Percentage
                                         Shares       Value+     of Net Assets**
                                         ------       ------     ---------------
COMMON STOCKS -- (84.4%)
Consumer Discretionary -- (11.4%)
#   GameStop Corp. Class A.............   639,789 $   29,475,079            0.4%
    Goodyear Tire & Rubber Co. (The)...   927,252     30,450,956            0.4%
    Lear Corp..........................   222,589     27,836,980            0.4%
    Penske Automotive Group, Inc.......   543,525     26,545,761            0.4%
    PulteGroup, Inc.................... 1,438,737     26,372,049            0.4%
    Other Securities...................              821,439,162           11.4%
                                                  --------------           -----
Total Consumer Discretionary...........              962,119,987           13.4%
                                                  --------------           -----
Consumer Staples -- (2.7%)
    Ingredion, Inc.....................   366,464     34,836,068            0.5%
    Pinnacle Foods, Inc................   701,837     30,936,975            0.4%
    Other Securities...................              163,112,144            2.3%
                                                  --------------           -----
Total Consumer Staples.................              228,885,187            3.2%
                                                  --------------           -----
Energy -- (6.8%)
#   Helmerich & Payne, Inc.............   630,865     35,498,774            0.5%
*   Newfield Exploration Co............   951,554     38,242,955            0.5%
    Other Securities...................              499,517,266            7.0%
                                                  --------------           -----
Total Energy...........................              573,258,995            8.0%
                                                  --------------           -----
Financials -- (23.9%)
*   Alleghany Corp.....................    61,024     30,284,380            0.4%
    American Financial Group, Inc......   537,365     38,792,379            0.6%
*   Arch Capital Group, Ltd............   346,297     25,934,182            0.4%
    Assurant, Inc......................   516,790     42,133,889            0.6%
    Assured Guaranty, Ltd..............   947,120     25,988,973            0.4%
    Axis Capital Holdings, Ltd.........   606,646     32,758,884            0.5%
    Endurance Specialty Holdings, Ltd..   403,852     25,495,177            0.4%
#   Investors Bancorp, Inc............. 2,118,700     26,504,937            0.4%
    Legg Mason, Inc....................   787,895     35,258,301            0.5%
#   New York Community Bancorp, Inc.... 1,823,148     30,118,405            0.4%
    Old Republic International Corp.... 1,584,645     28,586,996            0.4%
#   PacWest Bancorp....................   625,912     28,191,076            0.4%
    PartnerRe, Ltd.....................   321,083     44,630,537            0.6%
#   People's United Financial, Inc..... 1,913,584     30,521,665            0.4%
    Reinsurance Group of America, Inc..   405,482     36,590,696            0.5%
    RenaissanceRe Holdings, Ltd........   285,827     31,335,214            0.4%
#   WR Berkley Corp....................   609,332     34,019,006            0.5%
#   Zions Bancorporation............... 1,252,188     36,025,449            0.5%
    Other Securities...................            1,432,025,626           19.8%
                                                  --------------           -----
Total Financials.......................            2,015,195,772           28.1%
                                                  --------------           -----
Health Care -- (4.8%)
    Other Securities...................              403,093,740            5.6%
                                                  --------------           -----
Industrials -- (16.5%)
#   ADT Corp. (The).................... 1,020,657     33,722,507            0.5%
#*  AECOM..............................   889,709     26,219,724            0.4%
#   AGCO Corp..........................   530,772     25,684,057            0.4%
    Alaska Air Group, Inc..............   329,109     25,094,561            0.4%
    AMERCO.............................    80,841     32,846,507            0.5%
#*  Avis Budget Group, Inc.............   665,365     33,228,328            0.5%
#   Chicago Bridge & Iron Co. NV.......   629,690     28,254,190            0.4%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       Percentage
                                                            Shares        Value+     of Net Assets**
                                                            ------        ------     ---------------
Industrials -- (Continued)
*     Jacobs Engineering Group, Inc......................     759,998 $   30,506,320            0.4%
*     JetBlue Airways Corp...............................   1,634,709     40,606,172            0.6%
      Owens Corning......................................     721,732     32,860,458            0.5%
#     Trinity Industries, Inc............................   1,101,344     29,813,382            0.4%
      Waste Connections, Inc.............................     622,785     33,929,327            0.5%
      Other Securities...................................              1,022,602,929           14.0%
                                                                      --------------          ------
Total Industrials........................................              1,395,368,462           19.5%
                                                                      --------------          ------
Information Technology -- (10.9%)
#*    ARRIS Group, Inc...................................     886,133     25,042,119            0.4%
*     Arrow Electronics, Inc.............................     563,822     31,004,572            0.4%
      Avnet, Inc.........................................     768,644     34,919,497            0.5%
#*    First Solar, Inc...................................     693,745     39,592,027            0.6%
      Ingram Micro, Inc. Class A.........................     936,279     27,882,389            0.4%
      Other Securities...................................                761,898,741           10.6%
                                                                      --------------          ------
Total Information Technology.............................                920,339,345           12.9%
                                                                      --------------          ------
Materials -- (5.4%)
      Airgas, Inc........................................     355,996     34,232,575            0.5%
      Bemis Co., Inc.....................................     564,312     25,834,203            0.4%
      Reliance Steel & Aluminum Co.......................     451,082     27,046,877            0.4%
      Steel Dynamics, Inc................................   1,485,950     27,445,496            0.4%
      Other Securities...................................                339,817,122            4.7%
                                                                      --------------          ------
Total Materials..........................................                454,376,273            6.4%
                                                                      --------------          ------
Other -- (0.0%)
      Other Securities...................................                         --            0.0%
                                                                      --------------          ------
Telecommunication Services -- (1.0%)
#     Frontier Communications Corp.......................   5,021,391     25,809,950            0.4%
      Other Securities...................................                 62,715,207            0.8%
                                                                      --------------          ------
Total Telecommunication Services.........................                 88,525,157            1.2%
                                                                      --------------          ------
Utilities -- (1.0%)
      UGI Corp...........................................   1,021,803     37,469,516            0.5%
      Other Securities...................................                 42,758,323            0.6%
                                                                      --------------          ------
Total Utilities..........................................                 80,227,839            1.1%
                                                                      --------------          ------
TOTAL COMMON STOCKS......................................              7,121,390,757           99.4%
                                                                      --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                    612,821            0.0%
                                                                      --------------          ------
TOTAL INVESTMENT SECURITIES..............................              7,122,003,578
                                                                      --------------

TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves, 0.140%.  40,737,703     40,737,703            0.6%
                                                                      --------------          ------

SECURITIES LENDING COLLATERAL -- (15.1%)
(S)@  DFA Short Term Investment Fund..................... 110,192,574  1,274,928,076           17.8%
                                                                      --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,514,657,975)................................               $8,437,669,357          117.8%
                                                                      ==============          ======

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary...... $  962,119,987             --   --    $  962,119,987
  Consumer Staples............    228,885,187             --   --       228,885,187
  Energy......................    573,258,995             --   --       573,258,995
  Financials..................  2,015,159,148 $       36,624   --     2,015,195,772
  Health Care.................    403,055,885         37,855   --       403,093,740
  Industrials.................  1,395,368,181            281   --     1,395,368,462
  Information Technology......    920,339,345             --   --       920,339,345
  Materials...................    454,376,273             --   --       454,376,273
  Other.......................             --             --   --                --
  Telecommunication Services..     88,525,157             --   --        88,525,157
  Utilities...................     80,227,839             --   --        80,227,839
Rights/Warrants...............             --        612,821   --           612,821
Temporary Cash Investments....     40,737,703             --   --        40,737,703
Securities Lending Collateral.             --  1,274,928,076   --     1,274,928,076
                               -------------- --------------   --    --------------
TOTAL......................... $7,162,053,700 $1,275,615,657   --    $8,437,669,357
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                            Percentage
                                                  Shares       Value+     of Net Assets**
                                                  ------       ------     ---------------
COMMON STOCKS -- (86.4%)
Consumer Discretionary -- (13.6%)
#*  Ascena Retail Group, Inc.................... 4,280,777 $   57,019,950            0.5%
#*  CalAtlantic Group, Inc...................... 1,421,260     54,135,793            0.5%
#   Group 1 Automotive, Inc.....................   849,486     73,862,808            0.6%
#*  Helen of Troy, Ltd..........................   837,062     83,044,921            0.7%
#   Scholastic Corp............................. 1,404,546     57,403,795            0.5%
*   Skechers U.S.A., Inc. Class A............... 1,976,565     61,668,828            0.5%
#   Wendy's Co. (The)........................... 7,117,556     65,196,813            0.6%
    Other Securities............................            1,348,328,227           11.5%
                                                           --------------          ------
Total Consumer Discretionary....................            1,800,661,135           15.4%
                                                           --------------          ------
Consumer Staples -- (3.4%)
#   Fresh Del Monte Produce, Inc................ 1,819,097     83,005,396            0.7%
#*  Post Holdings, Inc.......................... 1,122,617     72,150,594            0.6%
*   Seaboard Corp...............................    18,550     62,476,400            0.5%
    Other Securities............................              234,179,162            2.1%
                                                           --------------          ------
Total Consumer Staples..........................              451,811,552            3.9%
                                                           --------------          ------
Energy -- (7.1%)
    Delek US Holdings, Inc...................... 2,325,893     63,264,289            0.5%
    Exterran Holdings, Inc...................... 2,471,443     53,729,171            0.5%
#   PBF Energy, Inc. Class A.................... 1,699,824     57,794,016            0.5%
#*  PDC Energy, Inc............................. 1,473,735     88,925,170            0.8%
    Rowan Cos. P.L.C. Class A................... 3,090,873     60,828,381            0.5%
    Other Securities............................              620,258,968            5.3%
                                                           --------------          ------
Total Energy....................................              944,799,995            8.1%
                                                           --------------          ------
Financials -- (23.3%)
#   American Equity Investment Life Holding Co.. 2,474,561     63,546,727            0.6%
    Argo Group International Holdings, Ltd...... 1,118,731     69,943,062            0.6%
    Aspen Insurance Holdings, Ltd............... 1,626,064     79,042,971            0.7%
#   CNO Financial Group, Inc.................... 7,395,813    142,073,568            1.2%
    Endurance Specialty Holdings, Ltd........... 2,323,417    146,677,315            1.3%
#   First American Financial Corp............... 1,900,916     72,481,927            0.6%
    Fulton Financial Corp....................... 4,402,963     59,087,763            0.5%
#   Hanover Insurance Group, Inc. (The)......... 1,233,815    103,948,914            0.9%
#   Kemper Corp................................. 1,728,535     61,743,270            0.5%
#   MB Financial, Inc........................... 1,742,751     56,186,292            0.5%
#   Selective Insurance Group, Inc.............. 1,864,419     68,032,649            0.6%
    StanCorp Financial Group, Inc...............   882,554    101,246,595            0.9%
    Symetra Financial Corp...................... 1,946,825     61,772,757            0.5%
#   Umpqua Holdings Corp........................ 3,311,477     55,301,666            0.5%
#   Washington Federal, Inc..................... 2,892,699     72,143,913            0.6%
    Webster Financial Corp...................... 2,630,438     97,589,250            0.8%
#   Wintrust Financial Corp..................... 1,522,319     76,861,886            0.7%
    Other Securities............................            1,711,701,886           14.5%
                                                           --------------          ------
Total Financials................................            3,099,382,411           26.5%
                                                           --------------          ------
Health Care -- (5.4%)
#*  Amsurg Corp.................................   949,461     66,547,722            0.6%
*   LifePoint Hospitals, Inc.................... 1,734,382    119,464,232            1.0%
*   Prestige Brands Holdings, Inc............... 1,189,677     58,306,070            0.5%
    Other Securities............................              466,521,087            4.0%
                                                           --------------          ------
Total Health Care...............................              710,839,111            6.1%
                                                           --------------          ------

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                        Percentage
                                                            Shares        Value+      of Net Assets**
                                                            ------        ------      ---------------
Industrials -- (15.7%)
      AMERCO.............................................     338,858 $   137,681,394            1.2%
*     Esterline Technologies Corp........................   1,070,646      82,493,274            0.7%
#     GATX Corp..........................................   1,760,198      82,201,247            0.7%
#*    JetBlue Airways Corp...............................   3,256,949      80,902,613            0.7%
      Other Securities...................................               1,699,786,531           14.5%
                                                                      ---------------          ------
Total Industrials........................................               2,083,065,059           17.8%
                                                                      ---------------          ------
Information Technology -- (12.4%)
*     CACI International, Inc. Class A...................     858,360      83,295,254            0.7%
#     Convergys Corp.....................................   3,901,476     100,150,889            0.9%
#*    Fairchild Semiconductor International, Inc.........   4,389,401      73,215,209            0.6%
#     MKS Instruments, Inc...............................   1,702,868      60,009,068            0.5%
#*    Sanmina Corp.......................................   2,983,940      61,678,040            0.5%
#     SYNNEX Corp........................................   1,422,467     125,802,981            1.1%
*     Tech Data Corp.....................................   1,282,420      93,347,352            0.8%
#     Vishay Intertechnology, Inc........................   5,014,564      53,154,378            0.5%
      Other Securities...................................                 996,922,603            8.5%
                                                                      ---------------          ------
Total Information Technology.............................               1,647,575,774           14.1%
                                                                      ---------------          ------
Materials -- (4.7%)
#     Commercial Metals Co...............................   4,284,225      61,564,313            0.5%
      Domtar Corp........................................   1,320,496      54,457,255            0.5%
#*    Louisiana-Pacific Corp.............................   3,892,193      68,736,128            0.6%
      Other Securities...................................                 442,029,237            3.8%
                                                                      ---------------          ------
Total Materials..........................................                 626,786,933            5.4%
                                                                      ---------------          ------
Other -- (0.0%)
      Other Securities...................................                          --            0.0%
                                                                      ---------------          ------
Telecommunication Services -- (0.7%)
      Other Securities...................................                  88,983,200            0.8%
                                                                      ---------------          ------
Utilities -- (0.1%)
      Other Securities...................................                   9,819,295            0.1%
                                                                      ---------------          ------
TOTAL COMMON STOCKS......................................              11,463,724,465           98.2%
                                                                      ---------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                          --            0.0%
                                                                      ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   1,849,429            0.0%
                                                                      ---------------          ------
TOTAL INVESTMENT SECURITIES..............................              11,465,573,894
                                                                      ---------------

TEMPORARY CASH INVESTMENTS -- (1.1%)
      State Street Institutional Liquid Reserves, 0.140%. 148,686,557     148,686,557            1.3%
                                                                      ---------------          ------

SECURITIES LENDING COLLATERAL -- (12.5%)
(S)@  DFA Short Term Investment Fund..................... 143,725,502   1,662,904,060           14.2%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $11,025,029,544)...............................               $13,277,164,511          113.7%
                                                                      ===============          ======

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                   Level 1        Level 2     Level 3      Total
                               --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 1,800,661,135             --   --    $ 1,800,661,135
  Consumer Staples............     451,811,552             --   --        451,811,552
  Energy......................     944,799,995             --   --        944,799,995
  Financials..................   3,099,328,547 $       53,864   --      3,099,382,411
  Health Care.................     710,839,111             --   --        710,839,111
  Industrials.................   2,083,065,059             --   --      2,083,065,059
  Information Technology......   1,647,575,774             --   --      1,647,575,774
  Materials...................     626,786,933             --   --        626,786,933
  Other.......................              --             --   --                 --
  Telecommunication Services..      88,983,200             --   --         88,983,200
  Utilities...................       9,819,295             --   --          9,819,295
Preferred Stocks
  Other.......................              --             --   --                 --
Rights/Warrants...............              --      1,849,429   --          1,849,429
Temporary Cash Investments....     148,686,557             --   --        148,686,557
Securities Lending Collateral.              --  1,662,904,060   --      1,662,904,060
                               --------------- --------------   --    ---------------
TOTAL......................... $11,612,357,158 $1,664,807,353   --    $13,277,164,511
                               =============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                  Percentage
                                        Shares       Value+     of Net Assets**
                                        ------       ------     ---------------
COMMON STOCKS -- (89.8%)
Consumer Discretionary -- (14.4%)
*   Amazon.com, Inc...................   185,319 $  115,991,162            0.9%
    Comcast Corp. Class A............. 1,402,855     87,846,780            0.7%
    Home Depot, Inc. (The)............   717,518     88,713,926            0.7%
    McDonald's Corp...................   526,276     59,074,481            0.5%
    NIKE, Inc. Class B................   311,743     40,847,685            0.3%
    Starbucks Corp....................   829,291     51,888,738            0.4%
    Walt Disney Co. (The).............   591,378     67,263,334            0.5%
    Other Securities..................            1,604,211,415           11.9%
                                                 --------------          ------
Total Consumer Discretionary..........            2,115,837,521           15.9%
                                                 --------------          ------

Consumer Staples -- (7.2%)
    Altria Group, Inc................. 1,049,321     63,452,441            0.5%
    Coca-Cola Co. (The)............... 1,870,428     79,212,626            0.6%
    CVS Health Corp...................   545,264     53,861,178            0.4%
    PepsiCo, Inc......................   797,948     81,542,306            0.6%
    Philip Morris International, Inc..   582,594     51,501,310            0.4%
    Procter & Gamble Co. (The)........ 1,064,717     81,323,084            0.6%
    Wal-Mart Stores, Inc..............   806,258     46,150,208            0.4%
    Other Securities..................              596,028,283            4.4%
                                                 --------------          ------
Total Consumer Staples................            1,053,071,436            7.9%
                                                 --------------          ------

Energy -- (6.2%)
    Chevron Corp......................   884,205     80,356,550            0.6%
    Exxon Mobil Corp.................. 2,226,473    184,218,376            1.4%
    Schlumberger, Ltd.................   665,751     52,035,098            0.4%
    Other Securities..................              600,168,919            4.5%
                                                 --------------          ------
Total Energy..........................              916,778,943            6.9%
                                                 --------------          ------

Financials -- (13.4%)
    Bank of America Corp.............. 4,566,691     76,629,075            0.6%
*   Berkshire Hathaway, Inc. Class B..   727,714     98,983,658            0.8%
    Citigroup, Inc.................... 1,319,290     70,146,649            0.5%
    JPMorgan Chase & Co............... 1,744,344    112,074,102            0.9%
    Wells Fargo & Co.................. 2,269,132    122,850,807            0.9%
    Other Securities..................            1,496,349,281           11.2%
                                                 --------------          ------
Total Financials......................            1,977,033,572           14.9%
                                                 --------------          ------

Health Care -- (10.6%)
    AbbVie, Inc.......................   914,606     54,464,787            0.4%
*   Allergan P.L.C....................   169,634     52,327,000            0.4%
    Amgen, Inc........................   282,180     44,635,232            0.3%
*   Celgene Corp......................   357,154     43,826,367            0.3%
    Gilead Sciences, Inc..............   785,450     84,930,708            0.7%
    Johnson & Johnson................. 1,140,308    115,205,317            0.9%
    Merck & Co., Inc.................. 1,168,919     63,893,113            0.5%
    Pfizer, Inc....................... 2,477,159     83,777,517            0.6%
    UnitedHealth Group, Inc...........   443,486     52,233,781            0.4%
    Other Securities..................              962,924,785            7.2%
                                                 --------------          ------
Total Health Care.....................            1,558,218,607           11.7%
                                                 --------------          ------

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                       Percentage
                                            Shares       Value+      of Net Assets**
                                            ------       ------      ---------------
Industrials -- (12.1%)
    3M Co.................................   353,746 $    55,612,409            0.4%
    Boeing Co. (The)......................   357,858      52,988,034            0.4%
    General Electric Co................... 3,491,085     100,962,178            0.8%
    Union Pacific Corp....................   439,218      39,244,128            0.3%
#   United Parcel Service, Inc. Class B...   384,869      39,649,204            0.3%
    United Technologies Corp..............   383,146      37,705,398            0.3%
    Other Securities......................             1,449,457,139           10.9%
                                                     ---------------          ------
Total Industrials.........................             1,775,618,490           13.4%
                                                     ---------------          ------

Information Technology -- (17.2%)
*   Alphabet, Inc. Class A................    80,837      59,608,395            0.5%
*   Alphabet, Inc. Class C................    87,094      61,907,286            0.5%
    Apple, Inc............................ 3,282,933     392,310,493            3.0%
    Cisco Systems, Inc.................... 2,001,733      57,749,997            0.4%
*   Facebook, Inc. Class A................   652,044      66,488,927            0.5%
    Intel Corp............................ 3,068,329     103,893,620            0.8%
    International Business Machines Corp..   512,237      71,754,159            0.6%
    MasterCard, Inc. Class A..............   549,236      54,368,872            0.4%
    Microsoft Corp........................ 3,634,247     191,306,762            1.5%
    Oracle Corp........................... 1,433,762      55,687,316            0.4%
#   Visa, Inc. Class A....................   737,983      57,252,721            0.4%
    Other Securities......................             1,358,453,023           10.1%
                                                     ---------------          ------
Total Information Technology..............             2,530,781,571           19.1%
                                                     ---------------          ------

Materials -- (4.0%)
    Other Securities......................               586,061,926            4.4%
                                                     ---------------          ------

Other -- (0.0%)
    Other Securities......................                        --            0.0%
                                                     ---------------          ------

Real Estate Investment Trusts -- (0.0%)
    Other Securities......................                 7,260,308            0.1%
                                                     ---------------          ------

Telecommunication Services -- (2.0%)
    AT&T, Inc............................. 3,409,800     114,262,398            0.9%
    Verizon Communications, Inc........... 2,337,506     109,582,281            0.8%
    Other Securities......................                69,010,521            0.5%
                                                     ---------------          ------
Total Telecommunication Services..........               292,855,200            2.2%
                                                     ---------------          ------

Utilities -- (2.7%)
    Other Securities......................               403,531,549            3.0%
                                                     ---------------          ------
TOTAL COMMON STOCKS.......................            13,217,049,123           99.5%
                                                     ---------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
    Other Securities......................                        --            0.0%
                                                     ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
    Other Securities......................                   387,936            0.0%
                                                     ---------------          ------

BONDS -- (0.0%)
Financials -- (0.0%)
    Other Securities......................                       539            0.0%
                                                     ---------------          ------
TOTAL INVESTMENT SECURITIES...............            13,217,437,598
                                                     ---------------

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                        Percentage
                                                            Shares        Value+      of Net Assets**
                                                            ------        ------      ---------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves, 0.140%.  45,709,717 $    45,709,717            0.3%
                                                                      ---------------          ------

SECURITIES LENDING COLLATERAL -- (9.9%)
(S)@  DFA Short Term Investment Fund..................... 125,445,707   1,451,406,834           11.0%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $11,437,799,229)...............................               $14,714,554,149          110.8%
                                                                      ===============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                 ------------------------------------------------------
                                     Level 1        Level 2     Level 3      Total
                                 --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $ 2,115,837,521             --   --    $ 2,115,837,521
  Consumer Staples..............   1,053,071,436             --   --      1,053,071,436
  Energy........................     916,778,943             --   --        916,778,943
  Financials....................   1,976,993,501 $       40,071   --      1,977,033,572
  Health Care...................   1,558,216,752          1,855   --      1,558,218,607
  Industrials...................   1,775,616,574          1,916   --      1,775,618,490
  Information Technology........   2,530,781,571             --   --      2,530,781,571
  Materials.....................     586,061,926             --   --        586,061,926
  Other.........................              --             --   --                 --
  Real Estate Investment Trusts.       7,260,308             --   --          7,260,308
  Telecommunication Services....     292,855,200             --   --        292,855,200
  Utilities.....................     403,531,549             --   --        403,531,549
Preferred Stocks
  Other.........................              --             --   --                 --
Rights/Warrants.................              --        387,936   --            387,936
Bonds
  Financials....................              --            539   --                539
Temporary Cash Investments......      45,709,717             --   --         45,709,717
Securities Lending Collateral...              --  1,451,406,834   --      1,451,406,834
                                 --------------- --------------   --    ---------------
TOTAL........................... $13,262,714,998 $1,451,839,151   --    $14,714,554,149
                                 =============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                   Percentage
                                         Shares       Value+     of Net Assets**
                                         ------       ------     ---------------
COMMON STOCKS -- (89.5%)
Consumer Discretionary -- (13.7%)
*   Amazon.com, Inc....................    71,698 $   44,875,778            0.3%
    Comcast Corp. Class A.............. 2,107,315    131,960,065            0.9%
    Ford Motor Co...................... 3,584,736     53,089,940            0.4%
    Time Warner Cable, Inc.............   205,377     38,898,404            0.3%
    Time Warner, Inc...................   853,224     64,281,896            0.4%
    Walt Disney Co. (The)..............   788,924     89,732,216            0.6%
    Other Securities...................            1,890,382,412           12.3%
                                                  --------------          ------
Total Consumer Discretionary...........            2,313,220,711           15.2%
                                                  --------------          ------
Consumer Staples -- (6.0%)
    Coca-Cola Co. (The)................ 1,031,040     43,664,544            0.3%
    CVS Health Corp....................   785,024     77,544,671            0.5%
    PepsiCo, Inc.......................   441,915     45,159,294            0.3%
    Procter & Gamble Co. (The)......... 1,622,423    123,920,669            0.8%
    Wal-Mart Stores, Inc...............   979,771     56,082,092            0.4%
    Walgreens Boots Alliance, Inc......   469,206     39,732,364            0.3%
    Other Securities...................              623,157,057            4.0%
                                                  --------------          ------
Total Consumer Staples.................            1,009,260,691            6.6%
                                                  --------------          ------
Energy -- (7.9%)
    Chevron Corp....................... 1,126,532    102,379,228            0.7%
    ConocoPhillips.....................   950,468     50,707,468            0.3%
    EOG Resources, Inc.................   548,973     47,129,332            0.3%
    Exxon Mobil Corp................... 3,402,966    281,561,407            1.9%
    Schlumberger, Ltd.................. 1,027,329     80,296,035            0.5%
    Other Securities...................              770,247,405            5.1%
                                                  --------------          ------
Total Energy...........................            1,332,320,875            8.8%
                                                  --------------          ------
Financials -- (15.4%)
    American International Group, Inc..   609,355     38,425,926            0.3%
    Bank of America Corp............... 4,315,189     72,408,871            0.5%
*   Berkshire Hathaway, Inc. Class B...   374,001     50,871,616            0.3%
    Citigroup, Inc..................... 1,299,154     69,076,018            0.5%
    Goldman Sachs Group, Inc. (The)....   231,219     43,353,562            0.3%
    JPMorgan Chase & Co................ 2,373,509    152,497,953            1.0%
    U.S. Bancorp....................... 1,034,111     43,618,802            0.3%
    Wells Fargo & Co................... 3,038,209    164,488,635            1.1%
    Other Securities...................            1,966,782,635           12.8%
                                                  --------------          ------
Total Financials.......................            2,601,524,018           17.1%
                                                  --------------          ------
Health Care -- (9.7%)
*   Allergan P.L.C.....................   178,521     55,068,373            0.4%
    Amgen, Inc.........................   233,507     36,936,137            0.3%
    Johnson & Johnson.................. 1,171,060    118,312,192            0.8%
    Medtronic P.L.C....................   543,561     40,180,029            0.3%
    Merck & Co., Inc................... 1,166,009     63,734,052            0.4%
    Pfizer, Inc........................ 3,836,794    129,760,373            0.9%
    UnitedHealth Group, Inc............   576,403     67,888,745            0.5%
    Other Securities...................            1,123,043,021            7.2%
                                                  --------------          ------
Total Health Care......................            1,634,922,922           10.8%
                                                  --------------          ------

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                       Percentage
                                            Shares       Value+      of Net Assets**
                                            ------       ------      ---------------
  Industrials -- (12.8%)
  #       Caterpillar, Inc................   543,284 $    39,654,299            0.3%
          FedEx Corp......................   251,048      39,176,040            0.3%
          General Electric Co............. 5,455,103     157,761,579            1.1%
          Union Pacific Corp..............   689,803      61,633,898            0.4%
          United Technologies Corp........   390,096      38,389,347            0.3%
          Other Securities................             1,839,299,647           11.9%
                                                     ---------------          ------
  Total Industrials.......................             2,175,914,810           14.3%
                                                     ---------------          ------
  Information Technology -- (15.6%)
  *       Alphabet, Inc. Class A..........    81,193      59,870,906            0.4%
  *       Alphabet, Inc. Class C..........    86,171      61,251,209            0.4%
          Apple, Inc...................... 2,232,888     266,830,116            1.8%
          Cisco Systems, Inc.............. 3,101,253      89,471,149            0.6%
          HP, Inc......................... 1,807,285      48,724,404            0.3%
          Intel Corp...................... 4,523,596     153,168,961            1.0%
          Microsoft Corp.................. 3,539,615     186,325,334            1.2%
          Oracle Corp..................... 1,315,382      51,089,437            0.3%
          QUALCOMM, Inc...................   821,925      48,838,783            0.3%
  #       Visa, Inc. Class A..............   547,188      42,450,845            0.3%
          Other Securities................             1,632,006,204           10.8%
                                                     ---------------          ------
  Total Information Technology............             2,640,027,348           17.4%
                                                     ---------------          ------
  Materials -- (4.2%)
          Dow Chemical Co. (The)..........   878,752      45,405,116            0.3%
          Other Securities................               674,820,964            4.4%
                                                     ---------------          ------
  Total Materials.........................               720,226,080            4.7%
                                                     ---------------          ------
  Other -- (0.0%)
          Other Securities................                        --            0.0%
                                                     ---------------          ------
  Real Estate Investment Trusts -- (0.1%)
          Other Securities................                10,341,182            0.1%
                                                     ---------------          ------
  Telecommunication Services -- (2.2%)
          AT&T, Inc....................... 5,088,201     170,505,615            1.1%
          Verizon Communications, Inc..... 2,326,885     109,084,369            0.7%
          Other Securities................               101,301,014            0.7%
                                                     ---------------          ------
  Total Telecommunication Services........               380,890,998            2.5%
                                                     ---------------          ------
  Utilities -- (1.9%)
          Other Securities................               331,906,323            2.2%
                                                     ---------------          ------
  TOTAL COMMON STOCKS.....................            15,150,555,958           99.7%
                                                     ---------------          ------

  PREFERRED STOCKS -- (0.0%)
  Other -- (0.0%)
          Other Securities................                        --            0.0%
                                                     ---------------          ------

  RIGHTS/WARRANTS -- (0.0%)
          Other Securities................                   568,149            0.0%
                                                     ---------------          ------

  BONDS -- (0.0%)
  Financials -- (0.0%)
          Other Securities................                     1,258            0.0%
                                                     ---------------          ------
  TOTAL INVESTMENT SECURITIES.............            15,151,125,365
                                                     ---------------

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                        Percentage
                                                            Shares        Value+      of Net Assets**
                                                            ------        ------      ---------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves, 0.140%.  45,061,143 $    45,061,143            0.3%
                                                                      ---------------          ------

SECURITIES LENDING COLLATERAL -- (10.2%)
(S)@  DFA Short Term Investment Fund..................... 149,053,678   1,724,551,050           11.3%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,870,772,552)...............................               $16,920,737,558          111.3%
                                                                      ===============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                 ------------------------------------------------------
                                     Level 1        Level 2     Level 3      Total
                                 --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $ 2,313,220,711             --   --    $ 2,313,220,711
  Consumer Staples..............   1,009,260,691             --   --      1,009,260,691
  Energy........................   1,332,320,875             --   --      1,332,320,875
  Financials....................   2,601,396,806 $      127,212   --      2,601,524,018
  Health Care...................   1,634,905,790         17,132   --      1,634,922,922
  Industrials...................   2,175,914,348            462   --      2,175,914,810
  Information Technology........   2,640,027,348             --   --      2,640,027,348
  Materials.....................     720,226,080             --   --        720,226,080
  Other.........................              --             --   --                 --
  Real Estate Investment Trusts.      10,341,182             --   --         10,341,182
  Telecommunication Services....     380,890,998             --   --        380,890,998
  Utilities.....................     331,906,323             --   --        331,906,323
Preferred Stocks
  Other.........................              --             --   --                 --
Rights/Warrants.................              --        568,149   --            568,149
Bonds
  Financials....................              --          1,258   --              1,258
Temporary Cash Investments......      45,061,143             --   --         45,061,143
Securities Lending Collateral...              --  1,724,551,050   --      1,724,551,050
                                 --------------- --------------   --    ---------------
TOTAL........................... $15,195,472,295 $1,725,265,263   --    $16,920,737,558
                                 =============== ==============   ==    ===============


                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                  Percentage
                                          Shares      Value+    of Net Assets**
                                          ------      ------    ---------------
 COMMON STOCKS -- (85.6%)
 Consumer Discretionary -- (12.6%)
     Comcast Corp. Class A..............   404,565 $ 25,333,860            0.7%
     General Motors Co..................   301,169   10,513,810            0.3%
     Time Warner, Inc...................    94,912    7,150,670            0.2%
     Walt Disney Co. (The)..............   118,253   13,450,096            0.4%
     Other Securities...................            478,413,402           13.0%
                                                   ------------          ------
 Total Consumer Discretionary...........            534,861,838           14.6%
                                                   ------------          ------
 Consumer Staples -- (3.8%)
     CVS Health Corp....................    82,604    8,159,623            0.2%
     Procter & Gamble Co. (The).........   117,650    8,986,107            0.3%
     Other Securities...................            144,049,353            3.9%
                                                   ------------          ------
 Total Consumer Staples.................            161,195,083            4.4%
                                                   ------------          ------
 Energy -- (7.7%)
     Chevron Corp.......................   304,598   27,681,866            0.8%
     ConocoPhillips.....................   216,945   11,574,016            0.3%
     Exxon Mobil Corp...................   620,257   51,320,064            1.4%
     Schlumberger, Ltd..................    96,425    7,536,578            0.2%
     Valero Energy Corp.................   121,946    8,038,680            0.2%
     Other Securities...................            219,015,611            6.0%
                                                   ------------          ------
 Total Energy...........................            325,166,815            8.9%
                                                   ------------          ------
 Financials -- (21.4%)
     American Financial Group, Inc......   113,571    8,198,690            0.2%
     American International Group, Inc..   128,798    8,122,002            0.2%
     Assurant, Inc......................    86,200    7,027,886            0.2%
     Bank of America Corp............... 1,204,998   20,219,866            0.6%
     Citigroup, Inc.....................   374,753   19,925,617            0.6%
     Fifth Third Bancorp................   447,989    8,534,190            0.2%
     Goldman Sachs Group, Inc. (The)....    52,050    9,759,375            0.3%
     JPMorgan Chase & Co................   464,013   29,812,835            0.8%
 #   M&T Bank Corp......................    57,265    6,863,210            0.2%
 *   Markel Corp........................     7,917    6,871,956            0.2%
     PartnerRe, Ltd.....................    50,223    6,980,997            0.2%
     Principal Financial Group, Inc.....   157,281    7,889,215            0.2%
     RenaissanceRe Holdings, Ltd........    64,238    7,042,412            0.2%
     StanCorp Financial Group, Inc......    68,384    7,845,012            0.2%
     Travelers Cos., Inc. (The).........    66,684    7,527,957            0.2%
     Wells Fargo & Co...................   625,091   33,842,427            0.9%
     Other Securities...................            711,139,101           19.5%
                                                   ------------          ------
 Total Financials.......................            907,602,748           24.9%
                                                   ------------          ------
 Health Care -- (7.1%)
 *   Allergan P.L.C.....................    38,459   11,863,448            0.3%
     Anthem, Inc........................    51,031    7,100,964            0.2%
     Johnson & Johnson..................    90,854    9,178,980            0.3%
     Merck & Co., Inc...................   149,737    8,184,624            0.2%
     Pfizer, Inc........................   459,005   15,523,549            0.4%
     UnitedHealth Group, Inc............    73,435    8,649,174            0.3%
     Other Securities...................            242,053,193            6.6%
                                                   ------------          ------
 Total Health Care......................            302,553,932            8.3%
                                                   ------------          ------

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (13.2%)
#     ADT Corp. (The)....................................    221,287 $    7,311,322            0.2%
      AMERCO.............................................     19,095      7,758,489            0.2%
#     Chicago Bridge & Iron Co. NV.......................    178,027      7,988,071            0.2%
      General Electric Co................................    721,688     20,871,217            0.6%
*     JetBlue Airways Corp...............................    413,533     10,272,160            0.3%
      Southwest Airlines Co..............................    156,279      7,234,155            0.2%
      Union Pacific Corp.................................     83,333      7,445,804            0.2%
      Other Securities...................................               489,572,096           13.4%
                                                                     --------------          ------
Total Industrials........................................               558,453,314           15.3%
                                                                     --------------          ------
Information Technology -- (12.2%)
#     Activision Blizzard, Inc...........................    213,323      7,415,107            0.2%
      Apple, Inc.........................................    308,343     36,846,988            1.0%
      Cisco Systems, Inc.................................    334,255      9,643,257            0.3%
      HP, Inc............................................    268,806      7,247,010            0.2%
      Intel Corp.........................................    534,019     18,081,883            0.5%
      Microsoft Corp.....................................    278,222     14,645,606            0.4%
#     Visa, Inc. Class A.................................    116,012      9,000,211            0.3%
      Other Securities...................................               413,911,357           11.3%
                                                                     --------------          ------
Total Information Technology.............................               516,791,419           14.2%
                                                                     --------------          ------
Materials -- (4.5%)
      Other Securities...................................               192,524,787            5.3%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                 1,534,174            0.0%
                                                                     --------------          ------
Telecommunication Services -- (2.0%)
      AT&T, Inc..........................................  1,013,858     33,974,382            0.9%
      Verizon Communications, Inc........................    259,639     12,171,876            0.3%
      Other Securities...................................                36,213,795            1.1%
                                                                     --------------          ------
Total Telecommunication Services.........................                82,360,053            2.3%
                                                                     --------------          ------
Utilities -- (1.1%)
      UGI Corp...........................................    221,969      8,139,603            0.2%
      Other Securities...................................                37,586,237            1.0%
                                                                     --------------          ------
Total Utilities..........................................                45,725,840            1.2%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             3,628,770,003           99.4%
                                                                     --------------          ------
RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   210,655            0.0%
                                                                     --------------          ------

BONDS -- (0.0%)
Financials -- (0.0%)
      Other Securities...................................                       277            0.0%
                                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............................             3,628,980,935
                                                                     --------------

TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional Liquid Reserves, 0.140%. 29,018,998     29,018,998            0.8%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (13.7%)
(S)@  DFA Short Term Investment Fund..................... 50,303,831    582,015,322           15.9%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,308,133,308)................................              $4,240,015,255          116.1%
                                                                     ==============          ======

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  534,861,838           --   --    $  534,861,838
  Consumer Staples..............    161,195,083           --   --       161,195,083
  Energy........................    325,166,815           --   --       325,166,815
  Financials....................    907,500,833 $    101,915   --       907,602,748
  Health Care...................    302,528,793       25,139   --       302,553,932
  Industrials...................    558,452,686          628   --       558,453,314
  Information Technology........    516,791,419           --   --       516,791,419
  Materials.....................    192,524,787           --   --       192,524,787
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.      1,534,174           --   --         1,534,174
  Telecommunication Services....     82,360,053           --   --        82,360,053
  Utilities.....................     45,725,840           --   --        45,725,840
Rights/Warrants.................             --      210,655   --           210,655
Bonds
  Financials....................             --          277   --               277
Temporary Cash Investments......     29,018,998           --   --        29,018,998
Securities Lending Collateral...             --  582,015,322   --       582,015,322
                                 -------------- ------------   --    --------------
TOTAL........................... $3,657,661,319 $582,353,936   --    $4,240,015,255
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                    Percentage
                                           Shaes       Value+     of Net Assets**
                                           -----       ------     ---------------
COMMON STOCKS -- (82.4%)
Consumer Discretionary -- (14.8%)
#   American Eagle Outfitters, Inc...... 1,631,159 $   24,924,110            0.2%
#*  Buffalo Wild Wings, Inc.............   161,348     24,891,156            0.2%
*   Helen of Troy, Ltd..................   248,906     24,693,964            0.2%
    Jack in the Box, Inc................   335,227     24,984,468            0.2%
#   Lithia Motors, Inc. Class A.........   209,723     24,619,383            0.2%
*   Office Depot, Inc................... 3,790,696     28,885,104            0.3%
#   Papa John's International, Inc......   358,678     25,168,435            0.2%
    Pool Corp...........................   361,310     29,461,217            0.3%
    Thor Industries, Inc................   469,312     25,380,393            0.2%
    Vail Resorts, Inc...................   229,928     26,250,880            0.3%
    Other Securities....................            1,630,268,440           15.5%
                                                   --------------           -----
Total Consumer Discretionary............            1,889,527,550           17.8%
                                                   --------------           -----
Consumer Staples -- (3.6%)
    Lancaster Colony Corp...............   234,026     26,613,437            0.3%
#*  Post Holdings, Inc..................   424,561     27,286,535            0.3%
    Other Securities....................              406,135,987            3.7%
                                                   --------------           -----
Total Consumer Staples..................              460,035,959            4.3%
                                                   --------------           -----
Energy -- (2.6%)
#   PBF Energy, Inc. Class A............   755,325     25,681,050            0.3%
    Other Securities....................              306,272,899            2.8%
                                                   --------------           -----
Total Energy............................              331,953,949            3.1%
                                                   --------------           -----
Financials -- (16.7%)
    Aspen Insurance Holdings, Ltd.......   528,040     25,668,024            0.3%
#   Bank of Hawaii Corp.................   377,255     24,702,657            0.2%
#   Bank of the Ozarks, Inc.............   615,807     30,802,666            0.3%
#   Endurance Specialty Holdings, Ltd...   469,806     29,658,853            0.3%
    Hanover Insurance Group, Inc. (The).   334,899     28,215,241            0.3%
    MarketAxess Holdings, Inc...........   284,264     28,798,786            0.3%
#   PrivateBancorp, Inc.................   651,243     27,241,495            0.3%
    StanCorp Financial Group, Inc.......   309,704     35,529,243            0.3%
    Symetra Financial Corp..............   825,630     26,197,240            0.3%
*   Western Alliance Bancorp............   736,332     26,323,869            0.3%
    Other Securities....................            1,850,853,544           17.2%
                                                   --------------           -----
Total Financials........................            2,133,991,618           20.1%
                                                   --------------           -----
Health Care -- (7.9%)
#*  Amsurg Corp.........................   360,280     25,252,025            0.2%
*   Health Net, Inc.....................   483,608     31,076,650            0.3%
    Hill-Rom Holdings, Inc..............   487,678     25,695,754            0.3%
    Other Securities....................              935,807,066            8.8%
                                                   --------------           -----
Total Health Care.......................            1,017,831,495            9.6%
                                                   --------------           -----
Industrials -- (14.0%)
#   Allegiant Travel Co.................   139,363     27,517,224            0.3%
    AMERCO..............................    72,702     29,539,550            0.3%
#   Deluxe Corp.........................   429,771     25,592,863            0.2%
    EMCOR Group, Inc....................   526,833     25,435,497            0.2%
#*  JetBlue Airways Corp................ 1,866,678     46,368,282            0.4%
    Other Securities....................            1,635,079,708           15.5%
                                                   --------------           -----
Total Industrials.......................            1,789,533,124           16.9%
                                                   --------------           -----

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                    Percentage
                                          Shaes       Value+      of Net Assets**
                                          -----       ------      ---------------
Information Technology -- (14.5%)
    Blackbaud, Inc.....................   401,118 $    25,146,087            0.2%
#*  Ciena Corp......................... 1,043,608      25,192,697            0.2%
*   CoreLogic, Inc.....................   662,683      25,831,383            0.3%
*   EPAM Systems, Inc..................   389,403      30,120,322            0.3%
*   Euronet Worldwide, Inc.............   422,803      33,925,713            0.3%
*   Integrated Device Technology, Inc.. 1,219,213      31,089,931            0.3%
#   j2 Global, Inc.....................   362,759      28,131,960            0.3%
#*  Manhattan Associates, Inc..........   537,725      39,173,266            0.4%
    Mentor Graphics Corp...............   985,050      26,793,360            0.3%
*   Microsemi Corp.....................   765,049      27,549,414            0.3%
#*  Synaptics, Inc.....................   308,564      26,255,711            0.3%
#   SYNNEX Corp........................   312,895      27,672,434            0.3%
#*  ViaSat, Inc........................   392,956      25,919,378            0.3%
    Other Securities...................             1,487,656,195           13.7%
                                                  ---------------           -----
Total Information Technology...........             1,860,457,851           17.5%
                                                  ---------------           -----
Materials -- (3.9%)
    Sensient Technologies Corp.........   393,827      25,705,088            0.3%
    Other Securities...................               470,569,979            4.4%
                                                  ---------------           -----
Total Materials........................               496,275,067            4.7%
                                                  ---------------           -----
Other -- (0.0%)
    Other Securities...................                        --            0.0%
                                                  ---------------           -----
Real Estate Investment Trusts -- (0.0%)
    Other Securities...................                     9,746            0.0%
                                                  ---------------           -----
Telecommunication Services -- (0.8%)
    Other Securities...................               103,855,249            1.0%
                                                  ---------------           -----
Utilities -- (3.6%)
#   IDACORP, Inc.......................   394,859      26,396,324            0.3%
#   Piedmont Natural Gas Co., Inc......   632,969      36,275,453            0.3%
    Portland General Electric Co.......   690,542      25,605,297            0.2%
    Southwest Gas Corp.................   410,205      25,211,199            0.2%
#   WGL Holdings, Inc..................   427,325      26,592,435            0.3%
    Other Securities...................               327,628,598            3.1%
                                                  ---------------           -----
Total Utilities........................               467,709,306            4.4%
                                                  ---------------           -----
TOTAL COMMON STOCKS....................            10,551,180,914           99.4%
                                                  ---------------           -----

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
    Other Securities...................                        --            0.0%
                                                  ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
    Other Securities...................                   687,901            0.0%
                                                  ---------------           -----

BONDS -- (0.0%)
Financials -- (0.0%)
    Other Securities...................                     2,337            0.0%
                                                  ---------------           -----
TOTAL INVESTMENT SECURITIES............            10,551,871,152
                                                  ---------------

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                        Percentage
                                                             Shaes        Value+      of Net Assets**
                                                             -----        ------      ---------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves, 0.140%.  20,271,070 $    20,271,070            0.2%
                                                                      ---------------          ------

SECURITIES LENDING COLLATERAL -- (17.4%)
(S)@  DFA Short Term Investment Fund..................... 193,218,545   2,235,538,562           21.0%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,730,571,068)...............................               $12,807,680,784          120.6%
                                                                      ===============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                 ------------------------------------------------------
                                     Level 1        Level 2     Level 3      Total
                                 --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $ 1,889,527,550             --   --    $ 1,889,527,550
  Consumer Staples..............     460,035,959             --   --        460,035,959
  Energy........................     331,944,092 $        9,857   --        331,953,949
  Financials....................   2,133,900,638         90,980   --      2,133,991,618
  Health Care...................   1,017,778,568         52,927   --      1,017,831,495
  Industrials...................   1,789,527,547          5,577   --      1,789,533,124
  Information Technology........   1,860,457,851             --   --      1,860,457,851
  Materials.....................     496,275,067             --   --        496,275,067
  Other.........................              --             --   --                 --
  Real Estate Investment Trusts.           9,746             --   --              9,746
  Telecommunication Services....     103,855,249             --   --        103,855,249
  Utilities.....................     467,709,306             --   --        467,709,306
Preferred Stocks
  Other.........................              --             --   --                 --
Rights/Warrants.................              --        687,901   --            687,901
Bonds
  Financials....................              --          2,337   --              2,337
Temporary Cash Investments......      20,271,070             --   --         20,271,070
Securities Lending Collateral...              --  2,235,538,562   --      2,235,538,562
                                 --------------- --------------   --    ---------------
TOTAL........................... $10,571,292,643 $2,236,388,141   --    $12,807,680,784
                                 =============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                         Percentage
                                                  Shares     Value+    of Net Assets**
                                                  ------     ------    ---------------
COMMON STOCKS -- (84.8%)
Consumer Discretionary -- (15.0%)
#*  American Axle & Manufacturing Holdings, Inc.. 735,911 $ 16,307,788            0.3%
#   Caleres, Inc................................. 500,753   15,303,012            0.3%
#   Core-Mark Holding Co., Inc................... 213,399   17,347,205            0.4%
    Drew Industries, Inc......................... 259,337   15,516,133            0.3%
#   EW Scripps Co. (The) Class A................. 630,173   13,901,616            0.3%
*   G-III Apparel Group, Ltd..................... 386,892   21,313,880            0.4%
*   Gentherm, Inc................................ 376,060   18,487,110            0.4%
#*  Helen of Troy, Ltd........................... 188,726   18,723,506            0.4%
#   La-Z-Boy, Inc................................ 595,224   16,993,645            0.3%
    Nexstar Broadcasting Group, Inc. Class A..... 300,962   16,020,207            0.3%
    Oxford Industries, Inc....................... 189,367   13,789,705            0.3%
#   Papa John's International, Inc............... 370,057   25,966,900            0.5%
#*  Popeyes Louisiana Kitchen, Inc............... 276,415   15,600,863            0.3%
#   Sonic Corp................................... 646,038   18,437,925            0.4%
    Other Securities.............................          639,822,307           12.7%
                                                          ------------           -----
Total Consumer Discretionary.....................          883,531,802           17.6%
                                                          ------------           -----

Consumer Staples -- (3.6%)
#   Coca-Cola Bottling Co. Consolidated..........  73,233   15,467,542            0.3%
#*  National Beverage Corp....................... 396,141   14,910,747            0.3%
#*  USANA Health Sciences, Inc................... 135,744   17,456,678            0.4%
#   WD-40 Co..................................... 165,539   15,822,218            0.3%
    Other Securities.............................          148,521,130            2.9%
                                                          ------------           -----
Total Consumer Staples...........................          212,178,315            4.2%
                                                          ------------           -----

Energy -- (1.7%)
    Other Securities.............................          101,159,867            2.0%
                                                          ------------           -----

Financials -- (16.6%)
#   BBCN Bancorp, Inc............................ 831,107   13,954,287            0.3%
#*  BofI Holding, Inc............................ 172,404   13,794,044            0.3%
    FBL Financial Group, Inc. Class A............ 268,740   16,903,746            0.3%
    Horace Mann Educators Corp................... 422,698   14,473,180            0.3%
#   Interactive Brokers Group, Inc. Class A...... 538,284   22,145,004            0.5%
#   Pinnacle Financial Partners, Inc............. 325,102   17,106,867            0.3%
*   Western Alliance Bancorp..................... 426,632   15,252,094            0.3%
    Other Securities.............................          862,836,683           17.2%
                                                          ------------           -----
Total Financials.................................          976,465,905           19.5%
                                                          ------------           -----

Health Care -- (9.7%)
*   AMN Healthcare Services, Inc................. 545,897   15,487,098            0.3%
#*  Cambrex Corp................................. 360,586   16,576,138            0.3%
    Cantel Medical Corp.......................... 278,932   16,535,089            0.3%
#*  Greatbatch, Inc.............................. 287,188   15,350,199            0.3%
*   ICU Medical, Inc............................. 178,732   19,655,158            0.4%
#*  MedAssets, Inc............................... 686,345   16,252,650            0.3%
*   Natus Medical, Inc........................... 377,983   17,209,566            0.3%
    Other Securities.............................          451,325,520            9.2%
                                                          ------------           -----
Total Health Care................................          568,391,418           11.4%
                                                          ------------           -----

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                     Percentage
                                           Shares       Value+     of Net Assets**
                                           ------       ------     ---------------
Industrials -- (17.0%)
*   American Woodmark Corp...............   186,252 $   13,540,520            0.3%
#   Apogee Enterprises, Inc..............   334,904     16,587,795            0.3%
#   AZZ, Inc.............................   282,948     15,655,513            0.3%
#*  Dycom Industries, Inc................   314,892     23,960,132            0.5%
#   Exponent, Inc........................   287,976     14,804,846            0.3%
#   Forward Air Corp.....................   305,205     13,844,099            0.3%
    G&K Services, Inc. Class A...........   214,304     14,105,489            0.3%
#*  Hawaiian Holdings, Inc...............   590,692     20,497,012            0.4%
    Korn/Ferry International.............   447,861     16,288,705            0.3%
    Mueller Water Products, Inc. Class A. 1,743,221     15,340,345            0.3%
    Other Securities.....................              836,534,713           16.7%
                                                    --------------           -----
Total Industrials........................            1,001,159,169           20.0%
                                                    --------------           -----

Information Technology -- (13.6%)
*   ExlService Holdings, Inc.............   316,589     14,012,229            0.3%
#*  Infinera Corp........................   751,918     14,857,900            0.3%
#*  Manhattan Associates, Inc............   224,890     16,383,237            0.3%
    Methode Electronics, Inc.............   456,176     15,204,346            0.3%
*   OSI Systems, Inc.....................   200,121     17,246,428            0.4%
*   Virtusa Corp.........................   311,174     17,870,723            0.4%
    Other Securities.....................              701,501,504           13.9%
                                                    --------------           -----
Total Information Technology.............              797,076,367           15.9%
                                                    --------------           -----

Materials -- (4.3%)
*   Headwaters, Inc......................   815,396     16,756,388            0.3%
    Other Securities.....................              238,360,733            4.8%
                                                    --------------           -----
Total Materials..........................              255,117,121            5.1%
                                                    --------------           -----

Other -- (0.0%)
    Other Securities.....................                       --            0.0%
                                                    --------------           -----

Telecommunication Services -- (1.6%)
    Other Securities.....................               90,875,926            1.8%
                                                    --------------           -----

Utilities -- (1.7%)
    American States Water Co.............   401,996     16,381,337            0.3%
    Other Securities.....................               81,892,895            1.7%
                                                    --------------           -----
Total Utilities..........................               98,274,232            2.0%
                                                    --------------           -----
TOTAL COMMON STOCKS......................            4,984,230,122           99.5%
                                                    --------------           -----

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
    Other Securities.....................                       --            0.0%
                                                    --------------           -----

RIGHTS/WARRANTS -- (0.0%)
    Other Securities.....................                  354,717            0.0%
                                                    --------------           -----

BONDS -- (0.0%)
Financials -- (0.0%)
    Other Securities.....................                    9,926            0.0%
                                                    --------------           -----
TOTAL INVESTMENT SECURITIES..............            4,984,594,765
                                                    --------------

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves, 0.140%. 30,728,188 $   30,728,188            0.6%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (14.7%)
(S)@  DFA Short Term Investment Fund..................... 74,300,070    859,651,815           17.2%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,495,466,417)................................              $5,874,974,768          117.3%
                                                                     ==============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  883,531,802           --   --    $  883,531,802
  Consumer Staples............    212,178,315           --   --       212,178,315
  Energy......................    101,123,493 $     36,374   --       101,159,867
  Financials..................    976,123,793      342,112   --       976,465,905
  Health Care.................    568,314,944       76,474   --       568,391,418
  Industrials.................  1,001,157,281        1,888   --     1,001,159,169
  Information Technology......    797,076,367           --   --       797,076,367
  Materials...................    255,117,121           --   --       255,117,121
  Other.......................             --           --   --                --
  Telecommunication Services..     90,875,926           --   --        90,875,926
  Utilities...................     98,274,232           --   --        98,274,232
Preferred Stocks
  Other.......................             --           --   --                --
Rights/Warrants...............             --      354,717   --           354,717
Bonds
  Financials..................             --        9,926   --             9,926
Temporary Cash Investments....     30,728,188           --   --        30,728,188
Securities Lending Collateral.             --  859,651,815   --       859,651,815
                               -------------- ------------   --    --------------
TOTAL......................... $5,014,501,462 $860,473,306   --    $5,874,974,768
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                              Percentage
                                                    Shares       Value+     of Net Assets**
                                                    ------       ------     ---------------
COMMON STOCKS -- (96.1%)
Real Estate Investment Trusts -- (96.1%)
    Alexandria Real Estate Equities, Inc..........   702,724 $   63,062,452            1.0%
    American Campus Communities, Inc.............. 1,079,435     43,792,678            0.7%
    Apartment Investment & Management Co. Class A. 1,485,089     58,200,638            0.9%
    AvalonBay Communities, Inc.................... 1,277,589    223,360,885            3.4%
    BioMed Realty Trust, Inc...................... 1,963,750     45,971,388            0.7%
    Boston Properties, Inc........................ 1,490,533    187,583,578            2.9%
    Camden Property Trust.........................   824,477     60,838,158            0.9%
    CubeSmart..................................... 1,608,251     44,741,543            0.7%
#   DDR Corp...................................... 2,945,706     49,487,861            0.8%
#   Digital Realty Trust, Inc..................... 1,379,259    102,009,996            1.6%
    Douglas Emmett, Inc........................... 1,353,312     41,343,682            0.6%
    Duke Realty Corp.............................. 3,318,928     68,701,810            1.0%
*   Equity Commonwealth........................... 1,169,690     33,581,800            0.5%
    Equity Lifestyle Properties, Inc..............   770,003     46,569,781            0.7%
    Equity Residential............................ 3,454,662    267,114,466            4.1%
    Essex Property Trust, Inc.....................   623,825    137,515,983            2.1%
    Extra Space Storage, Inc...................... 1,108,352     87,825,812            1.3%
#   Federal Realty Investment Trust...............   655,906     94,115,952            1.4%
    General Growth Properties, Inc................ 5,462,416    158,136,943            2.4%
    HCP, Inc...................................... 4,453,629    165,674,999            2.5%
#   Highwoods Properties, Inc.....................   899,605     39,087,837            0.6%
#   Hospitality Properties Trust.................. 1,443,795     38,751,458            0.6%
#   Host Hotels & Resorts, Inc.................... 7,483,191    129,683,700            2.0%
#   Iron Mountain, Inc............................ 1,518,022     46,512,194            0.7%
    Kilroy Realty Corp............................   874,924     57,604,996            0.9%
    Kimco Realty Corp............................. 3,927,935    105,150,820            1.6%
    Liberty Property Trust........................ 1,445,173     49,164,785            0.7%
    Macerich Co. (The)............................ 1,535,271    130,098,865            2.0%
    Mid-America Apartment Communities, Inc........   715,201     60,927,973            0.9%
    National Retail Properties, Inc............... 1,278,673     48,589,574            0.7%
    Omega Healthcare Investors, Inc............... 1,579,449     54,522,579            0.8%
    Prologis, Inc................................. 4,972,521    212,475,822            3.2%
    Public Storage................................ 1,418,576    325,506,449            5.0%
#   Realty Income Corp............................ 2,230,339    110,312,567            1.7%
    Regency Centers Corp..........................   897,051     60,963,586            0.9%
    Retail Properties of America, Inc. Class A.... 2,250,927     33,696,377            0.5%
    Senior Housing Properties Trust............... 2,252,597     34,216,948            0.5%
    Simon Property Group, Inc..................... 2,960,258    596,373,577            9.1%
#   SL Green Realty Corp..........................   946,080    112,224,010            1.7%
    Sovran Self Storage, Inc......................   345,062     34,461,342            0.5%
#   Spirit Realty Capital, Inc.................... 4,189,447     42,648,570            0.7%
*   Strategic Hotels & Resorts, Inc............... 2,482,764     35,006,972            0.5%
    Taubman Centers, Inc..........................   609,676     46,932,858            0.7%
    UDR, Inc...................................... 2,486,085     85,670,489            1.3%
    Ventas, Inc................................... 3,155,009    169,487,084            2.6%
    VEREIT, Inc................................... 8,432,583     69,653,136            1.1%
    Vornado Realty Trust.......................... 1,650,859    165,993,872            2.5%
    Weingarten Realty Investors................... 1,153,006     41,231,495            0.6%
    Welltower, Inc................................ 3,338,919    216,595,676            3.3%
#   WP Carey, Inc.................................   865,190     54,827,090            0.8%
    Other Securities..............................            1,351,663,935           20.9%
                                                             --------------           -----
TOTAL COMMON STOCKS...............................            6,539,667,041           99.8%
                                                             --------------           -----
TOTAL INVESTMENT SECURITIES.......................            6,539,667,041
                                                             --------------

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves, 0.140%. 10,867,957 $   10,867,957            0.2%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (3.7%)
(S)@  DFA Short Term Investment Fund..................... 21,782,988    252,029,166            3.8%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,831,166,636)................................              $6,802,564,164          103.8%
                                                                     ==============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Real Estate Investment Trusts. $6,539,667,041           --   --    $6,539,667,041
Temporary Cash Investments......     10,867,957           --   --        10,867,957
Securities Lending Collateral...             -- $252,029,166   --       252,029,166
                                 -------------- ------------   --    --------------
TOTAL........................... $6,550,534,998 $252,029,166   --    $6,802,564,164
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                        Percentage
                                                 Shares    Value++    of Net Assets**
                                                 ------    -------    ---------------
COMMON STOCKS -- (94.2%)
AUSTRALIA -- (5.2%)
#   Australia & New Zealand Banking Group, Ltd.. 611,101 $ 11,818,871            0.4%
    BHP Billiton, Ltd........................... 722,701   11,852,828            0.4%
    Commonwealth Bank of Australia.............. 366,747   19,913,615            0.6%
    National Australia Bank, Ltd................ 538,394   11,497,212            0.4%
    Westpac Banking Corp........................ 473,127   10,538,433            0.3%
    Other Securities............................          108,223,951            3.4%
                                                         ------------            ----
TOTAL AUSTRALIA.................................          173,844,910            5.5%
                                                         ------------            ----

AUSTRIA -- (0.2%)
    Other Securities............................            5,735,452            0.2%
                                                         ------------            ----

BELGIUM -- (1.2%)
    Anheuser-Busch InBev NV..................... 147,197   17,564,223            0.6%
    Other Securities............................           23,564,979            0.7%
                                                         ------------            ----
TOTAL BELGIUM...................................           41,129,202            1.3%
                                                         ------------            ----

CANADA -- (7.6%)
#   Royal Bank of Canada........................ 246,120   14,073,411            0.5%
#   Toronto-Dominion Bank (The)................. 270,619   11,109,535            0.4%
    Other Securities............................          226,289,790            7.1%
                                                         ------------            ----
TOTAL CANADA....................................          251,472,736            8.0%
                                                         ------------            ----

DENMARK -- (1.6%)
#   Novo Nordisk A.S. Class B................... 361,605   19,202,481            0.6%
    Other Securities............................           33,115,311            1.0%
                                                         ------------            ----
TOTAL DENMARK...................................           52,317,792            1.6%
                                                         ------------            ----

FINLAND -- (0.9%)
    Other Securities............................           28,709,294            0.9%
                                                         ------------            ----

FRANCE -- (8.5%)
    Air Liquide SA..............................  79,185   10,243,917            0.3%
    AXA SA...................................... 365,422    9,752,424            0.3%
    BNP Paribas SA.............................. 204,500   12,392,127            0.4%
    LVMH Moet Hennessy Louis Vuitton SE.........  64,642   12,034,367            0.4%
    Sanofi...................................... 204,621   20,641,311            0.7%
    Total SA.................................... 403,770   19,525,840            0.6%
    Other Securities............................          197,124,102            6.2%
                                                         ------------            ----
TOTAL FRANCE....................................          281,714,088            8.9%
                                                         ------------            ----

GERMANY -- (7.3%)
    Allianz SE..................................  63,808   11,170,721            0.4%
    BASF SE..................................... 198,273   16,243,283            0.5%
    Bayer AG.................................... 162,181   21,624,470            0.7%
    Daimler AG.................................. 234,363   20,322,489            0.6%
    Deutsche Telekom AG......................... 656,623   12,299,590            0.4%
    SAP SE...................................... 160,777   12,674,864            0.4%
    Siemens AG.................................. 145,357   14,600,258            0.5%
    Other Securities............................          133,630,975            4.2%
                                                         ------------            ----
TOTAL GERMANY...................................          242,566,650            7.7%
                                                         ------------            ----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                 Percentage
                                                         Shares     Value++    of Net Assets**
                                                         ------     -------    ---------------
HONG KONG -- (2.6%)
    AIA Group, Ltd..................................... 2,334,000 $ 13,670,005            0.4%
    Other Securities...................................             71,785,448            2.3%
                                                                  ------------           -----
TOTAL HONG KONG........................................             85,455,453            2.7%
                                                                  ------------           -----

IRELAND -- (0.5%)
    Other Securities...................................             15,313,449            0.5%
                                                                  ------------           -----

ISRAEL -- (0.6%)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.   173,152   10,248,867            0.3%
    Other Securities...................................              8,560,595            0.3%
                                                                  ------------           -----
TOTAL ISRAEL...........................................             18,809,462            0.6%
                                                                  ------------           -----

ITALY -- (1.9%)
    Other Securities...................................             64,306,107            2.0%
                                                                  ------------           -----

JAPAN -- (20.7%)
    Honda Motor Co., Ltd...............................   305,692   10,112,425            0.3%
    KDDI Corp..........................................   411,400    9,955,186            0.3%
#   Mizuho Financial Group, Inc........................ 5,216,805   10,745,806            0.4%
    SoftBank Group Corp................................   226,760   12,704,888            0.4%
    Sumitomo Mitsui Financial Group, Inc...............   261,540   10,433,784            0.3%
    Toyota Motor Corp..................................   435,700   26,692,912            0.9%
    Toyota Motor Corp. Sponsored ADR...................    96,721   11,859,929            0.4%
    Other Securities...................................            594,078,588           18.8%
                                                                  ------------           -----
TOTAL JAPAN............................................            686,583,518           21.8%
                                                                  ------------           -----

NETHERLANDS -- (2.5%)
#   Unilever NV........................................   256,547   11,655,083            0.4%
    Other Securities...................................             72,457,240            2.3%
                                                                  ------------           -----
TOTAL NETHERLANDS......................................             84,112,323            2.7%
                                                                  ------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities...................................              3,415,156            0.1%
                                                                  ------------           -----

NORWAY -- (0.6%)
    Other Securities...................................             21,296,797            0.7%
                                                                  ------------           -----

PORTUGAL -- (0.1%)
    Other Securities...................................              4,117,921            0.1%
                                                                  ------------           -----

SINGAPORE -- (1.2%)
    Other Securities...................................             38,963,881            1.2%
                                                                  ------------           -----

SPAIN -- (2.8%)
    Banco Santander SA................................. 2,088,055   11,664,288            0.4%
    Other Securities...................................             81,778,952            2.6%
                                                                  ------------           -----
TOTAL SPAIN............................................             93,443,240            3.0%
                                                                  ------------           -----

SWEDEN -- (2.7%)
    Other Securities...................................             87,840,465            2.8%
                                                                  ------------           -----

SWITZERLAND -- (8.2%)
    Nestle SA..........................................   692,983   52,925,838            1.7%
    Novartis AG........................................   388,810   35,221,774            1.1%
    Roche Holding AG...................................   166,430   45,185,556            1.4%
    Other Securities...................................            139,641,131            4.5%
                                                                  ------------           -----
TOTAL SWITZERLAND......................................            272,974,299            8.7%
                                                                  ------------           -----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                  Percentage
                                                        Shares      Value++     of Net Assets**
                                                        ------      -------     ---------------
UNITED KINGDOM -- (17.2%)
      AstraZeneca P.L.C..............................    153,478 $    9,781,536            0.3%
      BG Group P.L.C.................................    671,968     10,616,097            0.3%
      BP P.L.C. Sponsored ADR........................    608,368     21,718,738            0.7%
      British American Tobacco P.L.C.................    322,533     19,161,541            0.6%
      BT Group P.L.C.................................  1,590,578     11,359,130            0.4%
      Diageo P.L.C. Sponsored ADR....................     96,177     11,068,049            0.4%
      GlaxoSmithKline P.L.C..........................    566,003     12,206,254            0.4%
      GlaxoSmithKline P.L.C. Sponsored ADR...........    246,846     10,629,189            0.3%
      HSBC Holdings P.L.C............................  1,758,504     13,739,131            0.4%
      HSBC Holdings P.L.C. Sponsored ADR.............    419,137     16,375,682            0.5%
      Reckitt Benckiser Group P.L.C..................    136,968     13,366,769            0.4%
      Royal Dutch Shell P.L.C. Sponsored ADR Class A.    258,423     13,556,871            0.4%
      Royal Dutch Shell P.L.C. Sponsored ADR Class B.    232,555     12,253,323            0.4%
      SABMiller P.L.C................................    167,523     10,289,828            0.3%
      Other Securities...............................               384,039,776           12.3%
                                                                 --------------          ------
TOTAL UNITED KINGDOM.................................               570,161,914           18.1%
                                                                 --------------          ------
TOTAL COMMON STOCKS..................................             3,124,284,109           99.1%
                                                                 --------------          ------

PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
      Other Securities...............................                 9,211,820            0.3%
                                                                 --------------          ------
TOTAL PREFERRED STOCKS...............................                 9,211,820            0.3%
                                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities...............................                        --            0.0%
                                                                 --------------          ------

IRELAND -- (0.0%)
      Other Securities...............................                    10,844            0.0%
                                                                 --------------          ------

ITALY -- (0.0%)
      Other Securities...............................                        --            0.0%
                                                                 --------------          ------

SPAIN -- (0.0%)
      Other Securities...............................                   114,807            0.0%
                                                                 --------------          ------

UNITED KINGDOM -- (0.0%)
      Other Securities...............................                    70,761            0.0%
                                                                 --------------          ------
TOTAL RIGHTS/WARRANTS................................                   196,412            0.0%
                                                                 --------------          ------
TOTAL INVESTMENT SECURITIES..........................             3,133,692,341
                                                                 --------------

                                                                    Value+
                                                          -         ------             -
SECURITIES LENDING COLLATERAL -- (5.5%)
(S)@  DFA Short Term Investment Fund................. 15,716,941    181,845,002            5.8%
                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,919,070,825)............................              $3,315,537,343          105.2%
                                                                 ==============          ======

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  5,840,555 $  168,004,355   --    $  173,844,910
  Austria.....................           --      5,735,452   --         5,735,452
  Belgium.....................    4,184,898     36,944,304   --        41,129,202
  Canada......................  251,472,736             --   --       251,472,736
  Denmark.....................    4,931,966     47,385,826   --        52,317,792
  Finland.....................    1,492,600     27,216,694   --        28,709,294
  France......................   10,953,608    270,760,480   --       281,714,088
  Germany.....................   19,069,495    223,497,155   --       242,566,650
  Hong Kong...................      639,367     84,816,086   --        85,455,453
  Ireland.....................    3,515,186     11,798,263   --        15,313,449
  Israel......................   10,999,658      7,809,804   --        18,809,462
  Italy.......................    4,503,311     59,802,796   --        64,306,107
  Japan.......................   39,897,882    646,685,636   --       686,583,518
  Netherlands.................   14,133,017     69,979,306   --        84,112,323
  New Zealand.................           --      3,415,156   --         3,415,156
  Norway......................    1,160,340     20,136,457   --        21,296,797
  Portugal....................           --      4,117,921   --         4,117,921
  Singapore...................           --     38,963,881   --        38,963,881
  Spain.......................   15,004,762     78,438,478   --        93,443,240
  Sweden......................      150,438     87,690,027   --        87,840,465
  Switzerland.................   18,421,967    254,552,332   --       272,974,299
  United Kingdom..............  165,997,039    404,164,875   --       570,161,914
Preferred Stocks
  Germany.....................           --      9,211,820   --         9,211,820
Rights/Warrants
  Australia...................           --             --   --                --
  Ireland.....................           --         10,844   --            10,844
  Italy.......................           --             --   --                --
  Spain.......................           --        114,807   --           114,807
  United Kingdom..............           --         70,761   --            70,761
Securities Lending Collateral.           --    181,845,002   --       181,845,002
                               ------------ --------------   --    --------------
TOTAL......................... $572,368,825 $2,743,168,518   --    $3,315,537,343
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                            Percentage
                                                  Shares      Value++     of Net Assets**
                                                  ------      -------     ---------------
COMMON STOCKS -- (93.2%)
AUSTRALIA -- (5.4%)
    Australia & New Zealand Banking Group, Ltd.. 1,685,445 $   32,596,996            0.2%
    BHP Billiton, Ltd........................... 2,349,520     38,533,858            0.3%
    Commonwealth Bank of Australia..............   536,081     29,108,105            0.2%
    Macquarie Group, Ltd........................   577,968     34,995,291            0.3%
    National Australia Bank, Ltd................ 1,649,904     35,233,113            0.3%
    Other Securities............................              660,141,369            4.5%
                                                           --------------            ----
TOTAL AUSTRALIA.................................              830,608,732            5.8%
                                                           --------------            ----

AUSTRIA -- (0.4%)
    Other Securities............................               68,025,652            0.5%
                                                           --------------            ----

BELGIUM -- (1.5%)
    Anheuser-Busch InBev NV.....................   357,262     42,630,145            0.3%
    Other Securities............................              188,456,674            1.3%
                                                           --------------            ----
TOTAL BELGIUM...................................              231,086,819            1.6%
                                                           --------------            ----

CANADA -- (7.3%)
    Suncor Energy, Inc..........................   943,581     28,052,663            0.2%
    Other Securities............................            1,090,435,774            7.6%
                                                           --------------            ----
TOTAL CANADA....................................            1,118,488,437            7.8%
                                                           --------------            ----

CHINA -- (0.0%)
    Other Securities............................                  635,645            0.0%
                                                           --------------            ----

DENMARK -- (1.6%)
    Other Securities............................              243,277,894            1.7%
                                                           --------------            ----
FINLAND -- (1.5%)
    Other Securities............................              235,440,698            1.6%
                                                           --------------            ----

FRANCE -- (7.0%)
    BNP Paribas SA..............................   474,135     28,731,249            0.2%
#   Cie de Saint-Gobain.........................   768,958     32,189,386            0.2%
    Cie Generale des Etablissements Michelin....   313,351     31,170,837            0.2%
    Engie SA.................................... 2,052,295     35,916,794            0.3%
    Orange SA................................... 2,005,464     35,359,726            0.3%
#   Total SA.................................... 1,824,836     88,246,912            0.6%
    Other Securities............................              820,846,121            5.6%
                                                           --------------            ----
TOTAL FRANCE....................................            1,072,461,025            7.4%
                                                           --------------            ----

GERMANY -- (6.6%)
    BASF SE.....................................   622,420     50,991,028            0.4%
    Bayerische Motoren Werke AG.................   402,269     41,203,752            0.3%
    Daimler AG.................................. 1,005,680     87,206,262            0.6%
    Deutsche Telekom AG......................... 2,503,149     46,887,949            0.3%
    Fresenius SE & Co. KGaA.....................   594,150     43,659,568            0.3%
    Other Securities............................              739,509,796            5.1%
                                                           --------------            ----
TOTAL GERMANY...................................            1,009,458,355            7.0%
                                                           --------------            ----

GREECE -- (0.0%)
    Other Securities............................                       --            0.0%
                                                           --------------            ----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    Percentage
                                                          Shares      Value++     of Net Assets**
                                                          ------      -------     ---------------
HONG KONG -- (2.8%)
    AIA Group, Ltd.....................................  6,136,600 $   35,941,455            0.3%
    Other Securities...................................               388,648,325            2.6%
                                                                   --------------           -----
TOTAL HONG KONG........................................               424,589,780            2.9%
                                                                   --------------           -----

IRELAND -- (0.5%)
    Other Securities...................................                74,960,816            0.5%
                                                                   --------------           -----

ISRAEL -- (0.6%)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.    570,084     33,743,272            0.3%
    Other Securities...................................                63,085,871            0.4%
                                                                   --------------           -----
TOTAL ISRAEL...........................................                96,829,143            0.7%
                                                                   --------------           -----

ITALY -- (2.7%)
    Eni SpA............................................  2,230,601     36,426,265            0.3%
    Other Securities...................................               380,198,807            2.6%
                                                                   --------------           -----
TOTAL ITALY............................................               416,625,072            2.9%
                                                                   --------------           -----

JAPAN -- (21.6%)
    Hitachi, Ltd.......................................  5,115,000     29,507,358            0.2%
    Honda Motor Co., Ltd...............................  1,287,400     42,587,753            0.3%
    Mitsubishi UFJ Financial Group, Inc................  6,649,300     43,004,547            0.3%
    Mizuho Financial Group, Inc........................ 17,400,060     35,841,415            0.3%
    Sumitomo Mitsui Financial Group, Inc...............    817,470     32,611,856            0.2%
    Toyota Motor Corp..................................  1,311,386     80,341,315            0.6%
#   Toyota Motor Corp. Sponsored ADR...................    384,641     47,164,679            0.3%
    Other Securities...................................             2,996,308,755           20.7%
                                                                   --------------           -----
TOTAL JAPAN............................................             3,307,367,678           22.9%
                                                                   --------------           -----

NETHERLANDS -- (2.3%)
    Other Securities...................................               359,836,312            2.5%
                                                                   --------------           -----

NEW ZEALAND -- (0.3%)
    Other Securities...................................                52,450,386            0.4%
                                                                   --------------           -----

NORWAY -- (0.8%)
    Other Securities...................................               118,381,757            0.8%
                                                                   --------------           -----

PORTUGAL -- (0.3%)
    Other Securities...................................                42,454,639            0.3%
                                                                   --------------           -----

SINGAPORE -- (1.2%)
    Other Securities...................................               175,763,373            1.2%
                                                                   --------------           -----

SPAIN -- (2.4%)
    Banco Santander SA.................................  5,626,083     31,428,412            0.2%
    Iberdrola SA.......................................  5,929,169     42,281,727            0.3%
    Other Securities...................................               293,318,322            2.0%
                                                                   --------------           -----
TOTAL SPAIN............................................               367,028,461            2.5%
                                                                   --------------           -----

SWEDEN -- (2.8%)
    Other Securities...................................               430,348,993            3.0%
                                                                   --------------           -----

SWITZERLAND -- (6.6%)
    Cie Financiere Richemont SA........................    372,650     31,953,828            0.2%
    Nestle SA..........................................  2,173,391    165,990,423            1.2%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 Percentage
                                                      Shares       Value++     of Net Assets**
                                                      ------       -------     ---------------
SWITZERLAND -- (Continued)
    Novartis AG....................................    325,241 $    29,463,144            0.2%
    Novartis AG Sponsored ADR......................    794,013      71,802,596            0.5%
    Roche Holding AG...............................    153,905      41,785,032            0.3%
    Swiss Re AG....................................    354,451      32,903,956            0.2%
    Syngenta AG....................................     92,858      31,197,526            0.2%
    Other Securities...............................                613,885,635            4.3%
                                                               ---------------           -----
TOTAL SWITZERLAND..................................              1,018,982,140            7.1%
                                                               ---------------           -----

UNITED KINGDOM -- (17.0%)
    AstraZeneca P.L.C. Sponsored ADR...............    981,542      31,301,374            0.2%
    Aviva P.L.C....................................  5,592,653      41,797,078            0.3%
    Barclays P.L.C. Sponsored ADR..................  2,016,535      28,695,293            0.2%
    BG Group P.L.C.................................  2,591,251      40,937,921            0.3%
    BP P.L.C.......................................  4,977,533      29,581,406            0.2%
    BP P.L.C. Sponsored ADR........................  2,093,501      74,737,984            0.5%
    HSBC Holdings P.L.C. Sponsored ADR.............  1,784,953      69,738,114            0.5%
    Lloyds Banking Group P.L.C..................... 53,420,611      60,632,937            0.4%
#   Rio Tinto P.L.C. Sponsored ADR.................    929,561      33,938,272            0.2%
    Royal Dutch Shell P.L.C. Sponsored ADR Class A.    618,956      32,470,432            0.2%
#   Royal Dutch Shell P.L.C. Sponsored ADR Class B.  1,354,884      71,388,838            0.5%
    SSE P.L.C......................................  1,401,245      32,599,385            0.2%
    Vodafone Group P.L.C. Sponsored ADR............  1,196,973      39,464,191            0.3%
    Other Securities...............................              2,021,830,527           14.1%
                                                               ---------------           -----
TOTAL UNITED KINGDOM...............................              2,609,113,752           18.1%
                                                               ---------------           -----

UNITED STATES -- (0.0%)
    Other Securities...............................                     96,783            0.0%
                                                               ---------------           -----
TOTAL COMMON STOCKS................................             14,304,312,342           99.2%
                                                               ---------------           -----

PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
    Other Securities...............................                 40,348,991            0.3%
                                                               ---------------           -----
TOTAL PREFERRED STOCKS.............................                 40,348,991            0.3%
                                                               ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities...............................                        307            0.0%
                                                               ---------------           -----

AUSTRIA -- (0.0%)
    Other Securities...............................                         --            0.0%
                                                               ---------------           -----

FRANCE -- (0.0%)
    Other Securities...............................                    123,810            0.0%
                                                               ---------------           -----

HONG KONG -- (0.0%)
    Other Securities...............................                     10,409            0.0%
                                                               ---------------           -----

ITALY -- (0.0%)
    Other Securities...............................                         --            0.0%
                                                               ---------------           -----

SPAIN -- (0.0%)
    Other Securities...............................                    342,559            0.0%
                                                               ---------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities...............................                    224,611            0.0%
                                                               ---------------           -----
TOTAL RIGHTS/WARRANTS..............................                    701,696            0.0%
                                                               ---------------           -----
TOTAL INVESTMENT SECURITIES........................             14,345,363,029
                                                               ---------------

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                     Percentage
                                          Shares       Value+      of Net Assets**
                                          ------       ------      ---------------
SECURITIES LENDING COLLATERAL -- (6.5%)
(S)@   DFA Short Term Investment Fund.. 86,417,697 $   999,852,749            6.9%
                                                   ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $14,862,667,262).............              $15,345,215,778          106.4%
                                                   ===============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Australia................... $   41,871,962 $   788,736,770   --    $   830,608,732
  Austria.....................         50,610      67,975,042   --         68,025,652
  Belgium.....................     19,699,392     211,387,427   --        231,086,819
  Canada......................  1,118,470,974          17,463   --      1,118,488,437
  China.......................             --         635,645   --            635,645
  Denmark.....................     10,602,550     232,675,344   --        243,277,894
  Finland.....................      3,027,453     232,413,245   --        235,440,698
  France......................     82,787,209     989,673,816   --      1,072,461,025
  Germany.....................     71,091,163     938,367,192   --      1,009,458,355
  Greece......................             --              --   --                 --
  Hong Kong...................      1,180,919     423,408,861   --        424,589,780
  Ireland.....................     15,282,910      59,677,906   --         74,960,816
  Israel......................     38,382,839      58,446,304   --         96,829,143
  Italy.......................     13,888,616     402,736,456   --        416,625,072
  Japan.......................    119,609,938   3,187,757,740   --      3,307,367,678
  Netherlands.................     48,099,898     311,736,414   --        359,836,312
  New Zealand.................         99,993      52,350,393   --         52,450,386
  Norway......................     12,877,085     105,504,672   --        118,381,757
  Portugal....................        266,690      42,187,949   --         42,454,639
  Singapore...................             --     175,763,373   --        175,763,373
  Spain.......................     27,676,373     339,352,088   --        367,028,461
  Sweden......................      5,851,125     424,497,868   --        430,348,993
  Switzerland.................    111,708,629     907,273,511   --      1,018,982,140
  United Kingdom..............    595,818,201   2,013,295,551   --      2,609,113,752
  United States...............         10,710          86,073   --             96,783
Preferred Stocks
  Germany.....................             --      40,348,991   --         40,348,991
Rights/Warrants
  Australia...................             --             307   --                307
  Austria.....................             --              --   --                 --
  France......................             --         123,810   --            123,810
  Hong Kong...................             --          10,409   --             10,409
  Italy.......................             --              --   --                 --
  Spain.......................             --         342,559   --            342,559
  United Kingdom..............             --         224,611   --            224,611
Securities Lending Collateral.             --     999,852,749   --        999,852,749
                               -------------- ---------------   --    ---------------
TOTAL......................... $2,338,355,239 $13,006,860,539   --    $15,345,215,778
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                                  Value+
                                                              --------------
    AFFILIATED INVESTMENT COMPANIES -- (100.0%)
    Investment in The Continental Small Company Series of
      The DFA Investment Trust Company....................... $3,357,365,041
    Investment in The Japanese Small Company Series of
      The DFA Investment Trust Company.......................  2,167,401,455
    Investment in The United Kingdom Small Company Series of
      The DFA Investment Trust Company.......................  2,026,549,001
    Investment in The Asia Pacific Small Company Series of
      The DFA Investment Trust Company.......................  1,027,935,040
    Investment in The Canadian Small Company Series of
      The DFA Investment Trust Company.......................    604,238,668
                                                              --------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
         (Cost $8,450,924,665)...............................  9,183,489,205
                                                              --------------
       TOTAL INVESTMENTS -- (100.0%)
         (Cost $8,450,932,574)............................... $9,183,489,205
                                                              ==============

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $9,183,489,205   --      --    $9,183,489,205
                                  --------------   --      --    --------------
 TOTAL........................... $9,183,489,205   --      --    $9,183,489,205
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015


                       JAPANESE SMALL COMPANY PORTFOLIO

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Japanese Small Company Series of
        The DFA Investment Trust Company..................... $464,286,736
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $427,037,349)............................... $464,286,736
                                                              ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Asia Pacific Small Company Series of
        The DFA Investment Trust Company..................... $200,339,424
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $239,208,666)............................... $200,339,424
                                                              ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015


                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                                                                 Value+
                                                               -----------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The United Kingdom Small Company Series of
       The DFA Investment Trust Company....................... $35,644,875
                                                               -----------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $24,850,927).................................. $35,644,875
                                                               ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Continental Small Company Series of
        The DFA Investment Trust Company..................... $278,063,634
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $246,159,253)............................... $278,063,634
                                                              ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                           Percentage
                                   Shares     Value++    of Net Assets**
                                   ------     -------    ---------------
       COMMON STOCKS -- (96.1%)
       AUSTRALIA -- (18.7%)
           Dexus Property Group.  9,591,650 $ 52,652,093            1.5%
           Federation Centres... 32,434,882   67,002,726            1.9%
           Goodman Group........ 16,772,872   71,961,816            2.0%
           GPT Group (The)...... 17,263,139   58,467,249            1.6%
           Investa Office Fund..  5,781,474   16,547,038            0.5%
           Scentre Group........ 47,816,546  140,252,133            4.0%
           Stockland............ 23,263,706   66,768,008            1.9%
           Westfield Corp....... 19,194,781  139,260,427            3.9%
           Other Securities.....              71,518,574            2.0%
                                            ------------           -----
       TOTAL AUSTRALIA..........             684,430,064           19.3%
                                            ------------           -----

       BELGIUM -- (1.6%)
           Cofinimmo SA.........    191,047   21,289,962            0.6%
           Other Securities.....              35,573,154            1.0%
                                            ------------           -----
       TOTAL BELGIUM............              56,863,116            1.6%
                                            ------------           -----

       CANADA -- (4.8%)
       #   H&R REIT.............  1,346,632   21,606,259            0.6%
           RioCan REIT..........  1,548,553   30,198,915            0.9%
           Other Securities.....             124,592,156            3.5%
                                            ------------           -----
       TOTAL CANADA.............             176,397,330            5.0%
                                            ------------           -----

       CHINA -- (0.2%)
           Other Securities.....               7,969,831            0.2%
                                            ------------           -----

       FRANCE -- (5.2%)
           Fonciere Des Regions.    296,127   27,873,092            0.8%
           Gecina SA............    281,887   35,953,141            1.0%
           ICADE................    357,041   26,384,459            0.8%
           Klepierre............  1,728,238   81,848,906            2.3%
           Other Securities.....              16,644,338            0.4%
                                            ------------           -----
       TOTAL FRANCE.............             188,703,936            5.3%
                                            ------------           -----

       GERMANY -- (0.5%)
           Other Securities.....              19,465,764            0.6%
                                            ------------           -----

       GREECE -- (0.0%)
           Other Securities.....                 880,939            0.0%
                                            ------------           -----

       HONG KONG -- (4.6%)
           Link REIT............ 22,086,805  131,961,584            3.7%
           Other Securities.....              35,928,588            1.1%
                                            ------------           -----
       TOTAL HONG KONG..........             167,890,172            4.8%
                                            ------------           -----

       ISRAEL -- (0.3%)
           Other Securities.....              10,825,228            0.3%
                                            ------------           -----

       ITALY -- (0.4%)
           Other Securities.....              13,972,268            0.4%
                                            ------------           -----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------
JAPAN -- (17.4%)
#   Advance Residence Investment Corp.....     12,407 $ 26,473,472            0.7%
    Frontier Real Estate Investment Corp..      4,757   19,246,080            0.5%
#   Japan Hotel REIT Investment Corp......     34,306   23,827,453            0.7%
    Japan Prime Realty Investment Corp....      7,813   25,432,715            0.7%
    Japan Real Estate Investment Corp.....     12,514   57,845,721            1.6%
#   Japan Retail Fund Investment Corp.....     23,229   44,989,226            1.3%
#   Kenedix Office Investment Corp........      4,403   20,183,737            0.6%
#   Mori Hills REIT Investment Corp.......     14,868   18,395,740            0.5%
    Mori Trust Sogo Reit, Inc.............     11,422   20,207,445            0.6%
    Nippon Building Fund, Inc.............     13,498   64,105,715            1.8%
#*  Nomura Real Estate Master Fund, Inc...     28,230   35,770,009            1.0%
#   Orix JREIT, Inc.......................     20,963   28,219,769            0.8%
    United Urban Investment Corp..........     24,442   33,910,856            1.0%
    Other Securities......................             219,413,078            6.2%
                                                      ------------           -----
TOTAL JAPAN...............................             638,021,016           18.0%
                                                      ------------           -----

MALAYSIA -- (0.6%)
    Other Securities......................              20,361,739            0.6%
                                                      ------------           -----

MEXICO -- (1.7%)
#   Fibra Uno Administracion SA de C.V.... 18,142,484   39,782,584            1.1%
    Other Securities......................              21,719,885            0.6%
                                                      ------------           -----
TOTAL MEXICO..............................              61,502,469            1.7%
                                                      ------------           -----

NETHERLANDS -- (8.4%)
    Eurocommercial Properties NV..........    371,033   17,695,389            0.5%
    Unibail-Rodamco SE....................    900,650  250,678,672            7.1%
    Wereldhave NV.........................    376,668   23,481,221            0.7%
    Other Securities......................              14,007,761            0.4%
                                                      ------------           -----
TOTAL NETHERLANDS.........................             305,863,043            8.7%
                                                      ------------           -----

NEW ZEALAND -- (0.7%)
    Other Securities......................              26,080,825            0.7%
                                                      ------------           -----

SINGAPORE -- (6.8%)
    Ascendas REIT......................... 20,465,000   34,842,228            1.0%
    CapitaLand Commercial Trust, Ltd...... 22,773,500   22,853,709            0.6%
    CapitaLand Mall Trust................. 24,117,400   34,003,434            1.0%
    Suntec REIT........................... 23,403,500   27,489,515            0.8%
    Other Securities......................             129,116,179            3.6%
                                                      ------------           -----
TOTAL SINGAPORE...........................             248,305,065            7.0%
                                                      ------------           -----

SOUTH AFRICA -- (4.3%)
*   Capital Property Fund................. 15,448,502   17,979,709            0.5%
    Growthpoint Properties, Ltd........... 24,304,567   44,525,663            1.3%
    Redefine Properties, Ltd.............. 40,693,736   33,953,422            1.0%
    Resilient Property Income Fund, Ltd...  2,495,718   21,989,579            0.6%
    Other Securities......................              38,054,207            1.0%
                                                      ------------           -----
TOTAL SOUTH AFRICA........................             156,502,580            4.4%
                                                      ------------           -----

SPAIN -- (0.4%)
    Other Securities......................              14,185,545            0.4%
                                                      ------------           -----

TAIWAN -- (0.3%)
    Other Securities......................              11,753,689            0.3%
                                                      ------------           -----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                  Percentage
                                                        Shares      Value++     of Net Assets**
                                                        ------      -------     ---------------
TURKEY -- (0.7%)
#     Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.. 18,805,536 $   18,217,426            0.5%
      Other Securities...............................                 8,620,901            0.3%
                                                                 --------------          ------
TOTAL TURKEY.........................................                26,838,327            0.8%
                                                                 --------------          ------

UNITED KINGDOM -- (18.5%)
      British Land Co. P.L.C. (The)..................  9,558,464    128,032,643            3.6%
      Derwent London P.L.C...........................    960,736     57,377,992            1.6%
      Great Portland Estates P.L.C...................  3,250,972     44,523,041            1.3%
      Hammerson P.L.C................................  7,832,305     76,738,627            2.2%
      Intu Properties P.L.C..........................  9,121,214     48,555,292            1.4%
      Land Securities Group P.L.C....................  7,653,993    157,685,268            4.5%
      Segro P.L.C....................................  7,091,371     49,122,850            1.4%
      Shaftesbury P.L.C..............................  2,612,908     37,821,366            1.1%
      Other Securities...............................                78,572,701            2.1%
                                                                 --------------          ------
TOTAL UNITED KINGDOM.................................               678,429,780           19.2%
                                                                 --------------          ------
TOTAL COMMON STOCKS..................................             3,515,242,726           99.3%
                                                                 --------------          ------
TOTAL INVESTMENT SECURITIES..........................             3,515,242,726
                                                                 --------------

                                                                    Value+
                                                          -         ------             -
SECURITIES LENDING COLLATERAL -- (3.9%)
(S)@  DFA Short Term Investment Fund................. 12,228,630    141,485,249            4.0%
                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,406,217,033)............................              $3,656,727,975          103.3%
                                                                 ==============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia...................           -- $  684,430,064   --    $  684,430,064
  Belgium.....................           --     56,863,116   --        56,863,116
  Canada...................... $176,397,330             --   --       176,397,330
  China.......................           --      7,969,831   --         7,969,831
  France......................           --    188,703,936   --       188,703,936
  Germany.....................           --     19,465,764   --        19,465,764
  Greece......................           --        880,939   --           880,939
  Hong Kong...................           --    167,890,172   --       167,890,172
  Israel......................           --     10,825,228   --        10,825,228
  Italy.......................           --     13,972,268   --        13,972,268
  Japan.......................   35,770,009    602,251,007   --       638,021,016
  Malaysia....................           --     20,361,739   --        20,361,739
  Mexico......................   61,502,469             --   --        61,502,469
  Netherlands.................           --    305,863,043   --       305,863,043
  New Zealand.................           --     26,080,825   --        26,080,825
  Singapore...................           --    248,305,065   --       248,305,065
  South Africa................           --    156,502,580   --       156,502,580
  Spain.......................           --     14,185,545   --        14,185,545
  Taiwan......................           --     11,753,689   --        11,753,689
  Turkey......................           --     26,838,327   --        26,838,327
  United Kingdom..............           --    678,429,780   --       678,429,780
Securities Lending Collateral.           --    141,485,249   --       141,485,249
                               ------------ --------------   --    --------------
TOTAL......................... $273,669,808 $3,383,058,167   --    $3,656,727,975
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                              Percentage
                                                    Shares      Value++     of Net Assets**
                                                    ------      -------     ---------------
COMMON STOCKS -- (22.9%)
UNITED STATES -- (22.9%)
#   Alexandria Real Estate Equities, Inc..........    99,455 $    8,925,092            0.2%
#   American Campus Communities, Inc..............   170,027      6,897,995            0.2%
    Apartment Investment & Management Co. Class A.   240,800      9,436,952            0.2%
#   AvalonBay Communities, Inc....................   189,392     33,111,403            0.8%
    BioMed Realty Trust, Inc......................   306,517      7,175,563            0.2%
    Boston Properties, Inc........................   220,241     27,717,330            0.7%
    Brixmor Property Group, Inc...................   278,180      7,126,972            0.2%
#   Camden Property Trust.........................   132,665      9,789,350            0.2%
#   CubeSmart.....................................   241,263      6,711,937            0.2%
    DDR Corp......................................   450,731      7,572,281            0.2%
#   Digital Realty Trust, Inc.....................   185,167     13,694,951            0.3%
#   Douglas Emmett, Inc...........................   195,128      5,961,160            0.2%
    Duke Realty Corp..............................   503,070     10,413,549            0.3%
*   Equity Commonwealth...........................   208,072      5,973,747            0.2%
    Equity Lifestyle Properties, Inc..............   115,151      6,964,332            0.2%
#   Equity Residential............................   417,247     32,261,538            0.8%
    Essex Property Trust, Inc.....................    99,244     21,877,347            0.5%
#   Extra Space Storage, Inc......................   169,591     13,438,391            0.3%
#   Federal Realty Investment Trust...............   101,070     14,502,534            0.4%
#   General Growth Properties, Inc................   686,012     19,860,047            0.5%
#   HCP, Inc......................................   617,823     22,983,016            0.6%
#   Healthcare Trust of America, Inc. Class A.....   299,242      7,873,057            0.2%
#   Highwoods Properties, Inc.....................   139,811      6,074,788            0.2%
#   Hospitality Properties Trust..................   215,474      5,783,322            0.1%
#   Host Hotels & Resorts, Inc.................... 1,061,025     18,387,563            0.5%
#   Iron Mountain, Inc............................   386,073     11,829,277            0.3%
#   Kilroy Realty Corp............................   131,837      8,680,148            0.2%
#   Kimco Realty Corp.............................   623,764     16,698,162            0.4%
    Liberty Property Trust........................   218,466      7,432,213            0.2%
    Macerich Co. (The)............................   162,586     13,777,538            0.3%
#   Mid-America Apartment Communities, Inc........   107,464      9,154,858            0.2%
#   National Retail Properties, Inc...............   204,740      7,780,120            0.2%
#   Omega Healthcare Investors, Inc...............   269,690      9,309,699            0.2%
#   Prologis, Inc.................................   789,189     33,722,046            0.8%
#   Public Storage................................   200,631     46,036,789            1.1%
#   Realty Income Corp............................   345,474     17,087,144            0.4%
#   Regency Centers Corp..........................   147,208     10,004,256            0.2%
    Senior Housing Properties Trust...............   381,437      5,794,028            0.1%
#   Simon Property Group, Inc.....................   441,239     88,892,009            2.2%
#   SL Green Realty Corp..........................   147,142     17,453,984            0.4%
#   Spirit Realty Capital, Inc....................   898,408      9,145,793            0.2%
    Taubman Centers, Inc..........................    90,238      6,946,521            0.2%
#   UDR, Inc......................................   394,176     13,583,305            0.3%
    Ventas, Inc...................................   538,600     28,933,592            0.7%
#   VEREIT, Inc................................... 1,353,075     11,176,400            0.3%
#   Vornado Realty Trust..........................   238,810     24,012,346            0.6%
#   Welltower, Inc................................   571,650     37,082,936            0.9%
#   WP Carey, Inc.................................   173,796     11,013,453            0.3%
    Other Securities..............................              235,953,482            5.8%
                                                             --------------           -----
TOTAL COMMON STOCKS...............................            1,012,014,316           24.9%
                                                             --------------           -----

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                              Percentage
                                                                   Shares       Value++     of Net Assets**
                                                                   ------       -------     ---------------
AFFILIATED INVESTMENT COMPANIES -- (68.5%)
UNITED STATES -- (68.5%)
      DFA International Real Estate Securities Portfolio of DFA
       Investment Dimensions Group Inc.......................... 274,826,890 $1,448,337,710           35.7%
      DFA Real Estate Securities Portfolio of DFA Investment
       Dimensions Group Inc.....................................  47,657,957  1,574,618,885           38.8%
                                                                             --------------          ------
TOTAL UNITED STATES.............................................              3,022,956,595           74.5%
                                                                             --------------          ------
TOTAL INVESTMENTS IN AFFILIATED
 INVESTMENT COMPANIES...........................................              3,022,956,595           74.5%
                                                                             --------------          ------

                                                                                Value+
                                                                     -          ------
SECURITIES LENDING COLLATERAL -- (8.6%)
(S)@  DFA Short Term Investment Fund............................  32,837,673    379,931,875            9.3%
                                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,779,531,672).......................................               $4,414,902,786          108.7%
                                                                             ==============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  United States................. $1,012,014,316           --   --    $1,012,014,316
Affiliated Investment Companies
  United States.................  3,022,956,595           --   --     3,022,956,595
Securities Lending Collateral...             -- $379,931,875   --       379,931,875
                                 -------------- ------------   --    --------------
TOTAL........................... $4,034,970,911 $379,931,875   --    $4,414,902,786
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                            Percentage
                                    Shares     Value++    of Net Assets**
                                    ------     -------    ---------------
       COMMON STOCKS -- (92.8%)
       AUSTRALIA -- (5.0%)
           BlueScope Steel, Ltd.. 13,025,782 $ 41,051,693            0.3%
           Other Securities......             627,344,050            5.0%
                                             ------------            ----
       TOTAL AUSTRALIA...........             668,395,743            5.3%
                                             ------------            ----

       AUSTRIA -- (0.8%)
           Wienerberger AG.......  2,807,052   51,753,981            0.3%
           Other Securities......              55,433,215            0.5%
                                             ------------            ----
       TOTAL AUSTRIA.............             107,187,196            0.8%
                                             ------------            ----

       BELGIUM -- (1.1%)
           Other Securities......             148,454,988            1.2%
                                             ------------            ----

       CANADA -- (5.7%)
           Other Securities......             767,719,743            6.1%
                                             ------------            ----

       CHINA -- (0.0%)
           Other Securities......                 634,106            0.0%
                                             ------------            ----

       DENMARK -- (1.4%)
           Sydbank A.S...........  1,239,732   40,779,507            0.3%
           Other Securities......             147,966,990            1.2%
                                             ------------            ----
       TOTAL DENMARK.............             188,746,497            1.5%
                                             ------------            ----

       FINLAND -- (2.3%)
           Huhtamaki Oyj.........  1,538,532   54,278,369            0.4%
           Other Securities......             250,205,550            2.0%
                                             ------------            ----
       TOTAL FINLAND.............             304,483,919            2.4%
                                             ------------            ----

       FRANCE -- (4.0%)
           Arkema SA.............    628,877   45,957,483            0.4%
           Teleperformance.......    491,475   38,571,417            0.3%
           Other Securities......             448,775,766            3.5%
                                             ------------            ----
       TOTAL FRANCE..............             533,304,666            4.2%
                                             ------------            ----

       GERMANY -- (6.1%)
           Aareal Bank AG........  1,483,246   56,508,883            0.5%
           Aurubis AG............  1,319,350   88,132,452            0.7%
       #   DMG Mori AG...........  1,341,611   53,268,794            0.4%
           Lanxess AG............    755,957   40,566,731            0.3%
           Rheinmetall AG........  1,225,920   77,106,494            0.6%
           Other Securities......             500,068,108            4.0%
                                             ------------            ----
       TOTAL GERMANY.............             815,651,462            6.5%
                                             ------------            ----

       GREECE -- (0.0%)
           Other Securities......                   1,889            0.0%
                                             ------------            ----

       HONG KONG -- (2.7%)
           Other Securities......             360,409,589            2.9%
                                             ------------            ----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                        Percentage
                                             Shares       Value++     of Net Assets**
                                             ------       -------     ---------------
IRELAND -- (0.4%)
    Smurfit Kappa Group P.L.C.............   1,674,406 $   47,651,944            0.4%
    Other Securities......................                 11,759,595            0.1%
                                                       --------------           -----
TOTAL IRELAND.............................                 59,411,539            0.5%
                                                       --------------           -----

ISRAEL -- (0.6%)
    Other Securities......................                 83,495,203            0.7%
                                                       --------------           -----

ITALY -- (4.3%)
    Banca Popolare dell'Emilia Romagna SC.  13,198,406    106,512,216            0.9%
    Banca Popolare di Milano Scarl........ 127,915,973    120,025,491            1.0%
*   Banco Popolare SC.....................   3,508,577     52,429,338            0.4%
#   Italcementi SpA.......................   3,958,034     43,956,701            0.4%
    Unipol Gruppo Finanziario SpA.........   9,228,828     42,987,738            0.4%
    Other Securities......................                215,879,663            1.5%
                                                       --------------           -----
TOTAL ITALY...............................                581,791,147            4.6%
                                                       --------------           -----

JAPAN -- (25.4%)
    Aoyama Trading Co., Ltd...............   1,132,799     41,271,657            0.3%
    Fujikura, Ltd.........................   9,030,000     46,413,448            0.4%
*   Kyushu Financial Group, Inc...........   6,208,495     47,745,781            0.4%
    San-In Godo Bank, Ltd. (The)..........   4,415,900     40,808,997            0.3%
    Other Securities......................              3,228,362,692           25.7%
                                                       --------------           -----
TOTAL JAPAN...............................              3,404,602,575           27.1%
                                                       --------------           -----

NETHERLANDS -- (2.4%)
#*  APERAM SA.............................   1,981,745     61,018,610            0.5%
*   Koninklijke BAM Groep NV..............   7,345,877     40,457,697            0.3%
#*  SBM Offshore NV.......................   3,259,246     44,528,724            0.4%
    Other Securities......................                171,465,260            1.3%
                                                       --------------           -----
TOTAL NETHERLANDS.........................                317,470,291            2.5%
                                                       --------------           -----

NEW ZEALAND -- (0.5%)
    Other Securities......................                 61,016,560            0.5%
                                                       --------------           -----

NORWAY -- (0.6%)
    Other Securities......................                 75,482,739            0.6%
                                                       --------------           -----

PORTUGAL -- (0.3%)
    Other Securities......................                 36,394,764            0.3%
                                                       --------------           -----

SINGAPORE -- (1.3%)
    Other Securities......................                178,379,139            1.4%
                                                       --------------           -----

SPAIN -- (2.6%)
    Acciona SA............................     539,610     45,267,657            0.4%
    Bankinter SA..........................   6,868,337     49,672,900            0.4%
    Gamesa Corp. Tecnologica SA...........   5,251,272     82,882,676            0.7%
    Other Securities......................                165,199,868            1.2%
                                                       --------------           -----
TOTAL SPAIN...............................                343,023,101            2.7%
                                                       --------------           -----

SWEDEN -- (3.1%)
    BillerudKorsnas AB....................   3,045,617     55,117,537            0.4%
    Holmen AB Class B.....................   1,321,774     39,844,648            0.3%
    Trelleborg AB Class B.................   3,502,052     59,003,141            0.5%
    Other Securities......................                259,384,939            2.1%
                                                       --------------           -----
TOTAL SWEDEN..............................                413,350,265            3.3%
                                                       --------------           -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                Percentage
                                     Shares       Value++     of Net Assets**
                                     ------       -------     ---------------
  SWITZERLAND -- (3.8%)
      Baloise Holding AG..........    332,556 $    39,872,396            0.3%
      Helvetia Holding AG.........    165,730      86,680,411            0.7%
      Other Securities............                376,655,932            3.0%
                                              ---------------           -----
  TOTAL SWITZERLAND...............                503,208,739            4.0%
                                              ---------------           -----

  UNITED KINGDOM -- (18.4%)
  #   Alent P.L.C.................  5,124,302      39,195,769            0.3%
      Amlin P.L.C................. 11,787,486     119,607,720            1.0%
      Barratt Developments P.L.C.. 10,580,896      99,676,961            0.8%
      Beazley P.L.C............... 13,060,807      73,005,996            0.6%
      Bellway P.L.C...............  3,413,413     136,341,269            1.1%
      Bodycote P.L.C..............  5,005,641      39,543,967            0.3%
      Bovis Homes Group P.L.C.....  3,903,677      61,574,477            0.5%
      Dixons Carphone P.L.C.......  8,314,597      59,025,993            0.5%
      DS Smith P.L.C.............. 11,987,755      71,426,767            0.6%
      Greene King P.L.C...........  6,823,885      84,418,489            0.7%
      Hiscox, Ltd.................  7,389,714     109,890,800            0.9%
      Inchcape P.L.C..............  8,303,813     102,124,033            0.8%
      Man Group P.L.C............. 18,990,024      48,741,131            0.4%
      Persimmon P.L.C.............  3,592,202     110,163,844            0.9%
      Redrow P.L.C................  5,753,467      41,061,654            0.3%
      Taylor Wimpey P.L.C......... 35,797,793     109,052,818            0.9%
      Travis Perkins P.L.C........  2,912,406      85,840,797            0.7%
      TUI AG......................  3,333,122      61,908,909            0.5%
      Other Securities............              1,009,140,076            7.8%
                                              ---------------           -----
  TOTAL UNITED KINGDOM............              2,461,741,470           19.6%
                                              ---------------           -----

  UNITED STATES -- (0.0%)
      Other Securities............                    653,582            0.0%
                                              ---------------           -----
  TOTAL COMMON STOCKS.............             12,415,010,912           98.7%
                                              ---------------           -----

  PREFERRED STOCKS -- (0.0%)
  GERMANY -- (0.0%)
      Other Securities............                  4,442,606            0.1%
                                              ---------------           -----
  TOTAL PREFERRED STOCKS..........                  4,442,606            0.1%
                                              ---------------           -----

  RIGHTS/WARRANTS -- (0.0%)
  AUSTRALIA -- (0.0%)
      Other Securities............                         --            0.0%
                                              ---------------           -----

  AUSTRIA -- (0.0%)
      Other Securities............                         --            0.0%
                                              ---------------           -----

  FRANCE -- (0.0%)
      Other Securities............                         --            0.0%
                                              ---------------           -----

  HONG KONG -- (0.0%)
      Other Securities............                      8,633            0.0%
                                              ---------------           -----

  SPAIN -- (0.0%)
      Other Securities............                    224,458            0.0%
                                              ---------------           -----

  UNITED KINGDOM -- (0.0%)
      Other Securities............                     58,603            0.0%
                                              ---------------           -----
  TOTAL RIGHTS/WARRANTS...........                    291,694            0.0%
                                              ---------------           -----
  TOTAL INVESTMENT SECURITIES.....             12,419,745,212
                                              ---------------

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                     Percentage
                                          Shares       Value+      of Net Assets**
                                          ------       ------      ---------------
SECURITIES LENDING COLLATERAL -- (7.2%)
(S)@   DFA Short Term Investment Fund.. 82,988,069 $   960,171,959            7.6%
                                                   ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,064,182,430).............              $13,379,917,171          106.4%
                                                   ===============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                 Level 1        Level 2     Level 3      Total
                               ------------ --------------- ------- ---------------
Common Stocks
  Australia................... $  4,311,392 $   664,084,351   --    $   668,395,743
  Austria.....................           --     107,187,196   --        107,187,196
  Belgium.....................           --     148,454,988   --        148,454,988
  Canada......................  767,371,559         348,184   --        767,719,743
  China.......................           --         634,106   --            634,106
  Denmark.....................           --     188,746,497   --        188,746,497
  Finland.....................           --     304,483,919   --        304,483,919
  France......................      141,355     533,163,311   --        533,304,666
  Germany.....................           --     815,651,462   --        815,651,462
  Greece......................           --           1,889   --              1,889
  Hong Kong...................      295,495     360,114,094   --        360,409,589
  Ireland.....................           --      59,411,539   --         59,411,539
  Israel......................           --      83,495,203   --         83,495,203
  Italy.......................           --     581,791,147   --        581,791,147
  Japan.......................   47,747,966   3,356,854,609   --      3,404,602,575
  Netherlands.................           --     317,470,291   --        317,470,291
  New Zealand.................           --      61,016,560   --         61,016,560
  Norway......................           --      75,482,739   --         75,482,739
  Portugal....................           --      36,394,764   --         36,394,764
  Singapore...................           --     178,379,139   --        178,379,139
  Spain.......................           --     343,023,101   --        343,023,101
  Sweden......................           --     413,350,265   --        413,350,265
  Switzerland.................           --     503,208,739   --        503,208,739
  United Kingdom..............           --   2,461,741,470   --      2,461,741,470
  United States...............           --         653,582   --            653,582
Preferred Stocks
  Germany.....................           --       4,442,606   --          4,442,606
Rights/Warrants
  Australia...................           --              --   --                 --
  Austria.....................           --              --   --                 --
  France......................           --              --   --                 --
  Hong Kong...................           --           8,633   --              8,633
  Spain.......................           --         224,458   --            224,458
  United Kingdom..............           --          58,603   --             58,603
Securities Lending Collateral.           --     960,171,959   --        960,171,959
                               ------------ ---------------   --    ---------------
TOTAL......................... $819,867,767 $12,560,049,404   --    $13,379,917,171
                               ============ ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                        Percentage
                                                 Shares    Value++    of Net Assets**
                                                 ------    -------    ---------------
COMMON STOCKS -- (92.9%)
AUSTRALIA -- (5.7%)
    Australia & New Zealand Banking Group, Ltd.. 172,803 $  3,342,060            0.2%
    BHP Billiton, Ltd........................... 314,531    5,158,540            0.3%
    Macquarie Group, Ltd........................  83,903    5,080,233            0.3%
    Woodside Petroleum, Ltd..................... 193,661    4,061,643            0.3%
    Other Securities............................           78,283,032            4.9%
                                                         ------------            ----
TOTAL AUSTRALIA.................................           95,925,508            6.0%
                                                         ------------            ----

AUSTRIA -- (0.6%)
    Other Securities............................            9,475,851            0.6%
                                                         ------------            ----

BELGIUM -- (1.8%)
    Ageas.......................................  73,839    3,256,132            0.2%
    Delhaize Group..............................  43,074    3,996,785            0.3%
    Other Securities............................           23,014,909            1.4%
                                                         ------------            ----
TOTAL BELGIUM...................................           30,267,826            1.9%
                                                         ------------            ----

CANADA -- (7.1%)
    Suncor Energy, Inc..........................  86,334    2,566,710            0.2%
    Other Securities............................          118,766,855            7.4%
                                                         ------------            ----
TOTAL CANADA....................................          121,333,565            7.6%
                                                         ------------            ----

CHINA -- (0.0%)
    Other Securities............................              220,263            0.0%
                                                         ------------            ----

DENMARK -- (1.5%)
    Other Securities............................           25,804,571            1.6%
                                                         ------------            ----

FINLAND -- (1.9%)
    UPM-Kymmene Oyj............................. 218,028    4,081,696            0.3%
    Other Securities............................           28,602,435            1.8%
                                                         ------------            ----
TOTAL FINLAND...................................           32,684,131            2.1%
                                                         ------------            ----

FRANCE -- (6.0%)
    BNP Paribas SA..............................  65,497    3,968,934            0.3%
#   Cie de Saint-Gobain......................... 101,892    4,265,306            0.3%
    Renault SA..................................  28,549    2,690,004            0.2%
    Sanofi......................................  28,010    2,825,532            0.2%
    SCOR SE.....................................  71,411    2,655,251            0.2%
#   Total SA.................................... 168,814    8,163,646            0.5%
    Other Securities............................           78,142,415            4.7%
                                                         ------------            ----
TOTAL FRANCE....................................          102,711,088            6.4%
                                                         ------------            ----

GERMANY -- (6.0%)
    Allianz SE..................................  25,753    4,508,519            0.3%
    BASF SE.....................................  31,647    2,592,643            0.2%
    Bayerische Motoren Werke AG.................  31,088    3,184,293            0.2%
    Daimler AG..................................  89,896    7,795,217            0.5%
    Other Securities............................           83,286,067            5.2%
                                                         ------------            ----
TOTAL GERMANY...................................          101,366,739            6.4%
                                                         ------------            ----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                    Percentage
                                            Shares     Value++    of Net Assets**
                                            ------     -------    ---------------
HONG KONG -- (2.9%)
    Other Securities......................           $ 48,886,498            3.1%
                                                     ------------           -----

IRELAND -- (0.5%)
    Other Securities......................              8,652,296            0.5%
                                                     ------------           -----

ISRAEL -- (0.7%)
    Other Securities......................             12,335,097            0.8%
                                                     ------------           -----

ITALY -- (2.9%)
    Eni SpA...............................   211,731    3,457,620            0.2%
    Other Securities......................             46,303,097            2.9%
                                                     ------------           -----
TOTAL ITALY...............................             49,760,717            3.1%
                                                     ------------           -----

JAPAN -- (22.4%)
    Aeon Co., Ltd.........................   238,219    3,529,512            0.2%
    Honda Motor Co., Ltd..................   108,123    3,576,756            0.2%
    Mitsubishi Chemical Holdings Corp.....   462,400    2,881,471            0.2%
    Mitsubishi UFJ Financial Group, Inc...   817,300    5,285,912            0.4%
    Mizuho Financial Group, Inc........... 1,617,060    3,330,892            0.2%
    Sumitomo Mitsui Financial Group, Inc..    88,341    3,524,244            0.2%
    Toyota Motor Corp.....................    42,780    2,620,892            0.2%
    Other Securities......................            356,800,240           22.3%
                                                     ------------           -----
TOTAL JAPAN...............................            381,549,919           23.9%
                                                     ------------           -----

NETHERLANDS -- (2.3%)
    ING Groep NV..........................   176,818    2,582,787            0.2%
    Other Securities......................             37,165,846            2.3%
                                                     ------------           -----
TOTAL NETHERLANDS.........................             39,748,633            2.5%
                                                     ------------           -----

NEW ZEALAND -- (0.5%)
    Other Securities......................              7,664,165            0.5%
                                                     ------------           -----

NORWAY -- (0.8%)
    Other Securities......................             13,677,480            0.9%
                                                     ------------           -----

PORTUGAL -- (0.3%)
    Other Securities......................              4,995,980            0.3%
                                                     ------------           -----

SINGAPORE -- (1.3%)
    Other Securities......................             21,475,741            1.3%
                                                     ------------           -----

SPAIN -- (2.3%)
    Banco Santander SA....................   748,089    4,178,973            0.3%
    Iberdrola SA..........................   577,821    4,120,522            0.3%
    Other Securities......................             31,431,391            1.9%
                                                     ------------           -----
TOTAL SPAIN...............................             39,730,886            2.5%
                                                     ------------           -----

SWEDEN -- (2.9%)
    Boliden AB............................   138,544    2,652,614            0.2%
    Svenska Cellulosa AB SCA Class B......   129,598    3,817,175            0.3%
    Other Securities......................             43,170,542            2.6%
                                                     ------------           -----
TOTAL SWEDEN..............................             49,640,331            3.1%
                                                     ------------           -----

SWITZERLAND -- (6.2%)
    Clariant AG...........................   161,329    2,966,573            0.2%
    Lonza Group AG........................    20,074    2,946,456            0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                               Percentage
                                                     Shares      Value++     of Net Assets**
                                                     ------      -------     ---------------

SWITZERLAND -- (Continued)
    Nestle SA......................................    99,124 $    7,570,490            0.5%
    Novartis AG....................................    52,784      4,781,631            0.3%
    Swiss Life Holding AG..........................    12,759      3,040,340            0.2%
    Swiss Re AG....................................    45,227      4,198,457            0.3%
    Zurich Insurance Group AG......................    11,738      3,097,657            0.2%
    Other Securities...............................               77,253,653            4.7%
                                                              --------------           -----
TOTAL SWITZERLAND..................................              105,855,257            6.6%
                                                              --------------           -----

UNITED KINGDOM -- (16.3%)
    Aviva P.L.C....................................   375,059      2,803,027            0.2%
    Barclays P.L.C. Sponsored ADR..................   202,899      2,887,253            0.2%
    Barratt Developments P.L.C.....................   426,314      4,016,076            0.3%
    Berkeley Group Holdings P.L.C..................    51,343      2,620,472            0.2%
    BP P.L.C. Sponsored ADR........................   198,770      7,096,089            0.4%
    HSBC Holdings P.L.C. Sponsored ADR.............   201,400      7,868,698            0.5%
    Lloyds Banking Group P.L.C..................... 3,538,676      4,016,433            0.3%
    Royal Dutch Shell P.L.C. Sponsored ADR Class A.    98,472      5,165,841            0.3%
    Royal Dutch Shell P.L.C. Sponsored ADR Class B.    83,860      4,418,583            0.3%
    Vodafone Group P.L.C...........................   789,204      2,597,217            0.2%
    Vodafone Group P.L.C. Sponsored ADR............    90,424      2,981,285            0.2%
    WM Morrison Supermarkets P.L.C................. 1,339,028      3,472,088            0.2%
    Other Securities...............................              226,813,878           14.1%
                                                              --------------           -----
TOTAL UNITED KINGDOM...............................              276,756,940           17.4%
                                                              --------------           -----

UNITED STATES -- (0.0%)
    Other Securities...............................                   38,765            0.0%
                                                              --------------           -----
TOTAL COMMON STOCKS................................            1,580,558,247           99.1%
                                                              --------------           -----

PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
    Other Securities...............................                5,279,835            0.3%
                                                              --------------           -----
TOTAL PREFERRED STOCKS.............................                5,279,835            0.3%
                                                              --------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities...............................                       35            0.0%
                                                              --------------           -----

AUSTRIA -- (0.0%)
    Other Securities...............................                       --            0.0%
                                                              --------------           -----

FRANCE -- (0.0%)
    Other Securities...............................                   23,853            0.0%
                                                              --------------           -----

HONG KONG -- (0.0%)
    Other Securities...............................                    3,721            0.0%
                                                              --------------           -----

ITALY -- (0.0%)
    Other Securities...............................                       --            0.0%
                                                              --------------           -----

SPAIN -- (0.0%)
    Other Securities...............................                   46,714            0.0%
                                                              --------------           -----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                    Percentage
                                          Shares      Value++     of Net Assets**
                                          ------      -------     ---------------

UNITED KINGDOM -- (0.0%)
       Other Securities................            $       29,595            0.0%
                                                   --------------          ------
TOTAL RIGHTS/WARRANTS..................                   103,918            0.0%
                                                   --------------          ------
TOTAL INVESTMENT SECURITIES............             1,585,942,000
                                                   --------------

                                                      Value+
                                            -         ------
SECURITIES LENDING COLLATERAL -- (6.8%)
(S)@   DFA Short Term Investment Fund.. 10,010,882    115,825,910            7.3%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,625,407,720)..............              $1,701,767,910          106.7%
                                                   ==============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  1,941,523 $   93,983,985   --    $   95,925,508
  Austria.....................           --      9,475,851   --         9,475,851
  Belgium.....................    1,124,555     29,143,271   --        30,267,826
  Canada......................  121,328,898          4,667   --       121,333,565
  China.......................           --        220,263   --           220,263
  Denmark.....................           --     25,804,571   --        25,804,571
  Finland.....................           --     32,684,131   --        32,684,131
  France......................    1,358,284    101,352,804   --       102,711,088
  Germany.....................    3,684,971     97,681,768   --       101,366,739
  Hong Kong...................      257,072     48,629,426   --        48,886,498
  Ireland.....................    2,177,158      6,475,138   --         8,652,296
  Israel......................    3,017,008      9,318,089   --        12,335,097
  Italy.......................      779,481     48,981,236   --        49,760,717
  Japan.......................    5,992,002    375,557,917   --       381,549,919
  Netherlands.................    3,774,238     35,974,395   --        39,748,633
  New Zealand.................        4,405      7,659,760   --         7,664,165
  Norway......................      936,203     12,741,277   --        13,677,480
  Portugal....................           --      4,995,980   --         4,995,980
  Singapore...................          139     21,475,602   --        21,475,741
  Spain.......................      840,935     38,889,951   --        39,730,886
  Sweden......................           --     49,640,331   --        49,640,331
  Switzerland.................    5,442,473    100,412,784   --       105,855,257
  United Kingdom..............   38,805,781    237,951,159   --       276,756,940
  United States...............       14,168         24,597   --            38,765
Preferred Stocks
  Germany.....................           --      5,279,835   --         5,279,835
Rights/Warrants
  Australia...................           --             35   --                35
  Austria.....................           --             --   --                --
  France......................           --         23,853   --            23,853
  Hong Kong...................           --          3,721   --             3,721
  Italy.......................           --             --   --                --
  Spain.......................           --         46,714   --            46,714
  United Kingdom..............           --         29,595   --            29,595
Securities Lending Collateral.           --    115,825,910   --       115,825,910
                               ------------ --------------   --    --------------
TOTAL......................... $191,479,294 $1,510,288,616   --    $1,701,767,910
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                              Shares     Value+
                                                              ------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company...........................         $105,020,038
Investment in Dimensional Emerging Markets Value Fund........           33,806,441
Investment in DFA International Small Cap Value Portfolio of
  DFA Investment Dimensions Group Inc........................ 855,826   16,637,261
                                                                      ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $162,773,485).....................................          155,463,740
                                                                      ============

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                    Level 1      Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $155,463,740   --      --    $155,463,740
                                    ------------   --      --    ------------
   TOTAL........................... $155,463,740   --      --    $155,463,740
                                    ============   ==      ==    ============


                See accompanying Notes to Financial Statements.

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                Percentage
                                          Shares    Value++   of Net Assets**
                                          ------    -------   ---------------
  COMMON STOCKS -- (94.0%)
  AUSTRALIA -- (4.1%)
      Origin Energy, Ltd................. 144,639 $   562,039            0.3%
      Other Securities...................           9,258,507            4.0%
                                                  -----------            ----
  TOTAL AUSTRALIA........................           9,820,546            4.3%
                                                  -----------            ----

  AUSTRIA -- (0.7%)
      Other Securities...................           1,647,912            0.7%
                                                  -----------            ----

  BELGIUM -- (1.2%)
      Ageas..............................  26,755   1,179,838            0.5%
      Solvay SA..........................   5,327     601,797            0.2%
      Other Securities...................           1,218,416            0.6%
                                                  -----------            ----
  TOTAL BELGIUM..........................           3,000,051            1.3%
                                                  -----------            ----

  BRAZIL -- (1.1%)
      BM&FBovespa SA..................... 257,800     762,260            0.3%
      Other Securities...................           1,884,851            0.9%
                                                  -----------            ----
  TOTAL BRAZIL...........................           2,647,111            1.2%
                                                  -----------            ----

  CANADA -- (5.4%)
      SNC-Lavalin Group, Inc.............  18,657     597,977            0.3%
      Other Securities...................          12,297,639            5.4%
                                                  -----------            ----
  TOTAL CANADA...........................          12,895,616            5.7%
                                                  -----------            ----

  CHILE -- (0.2%)
      Other Securities...................             407,021            0.2%
                                                  -----------            ----

  CHINA -- (5.9%)
      Evergrande Real Estate Group, Ltd.. 748,000     567,222            0.3%
      Other Securities...................          13,700,061            6.0%
                                                  -----------            ----
  TOTAL CHINA............................          14,267,283            6.3%
                                                  -----------            ----

  COLOMBIA -- (0.0%)
      Other Securities...................              22,933            0.0%
                                                  -----------            ----

  DENMARK -- (1.4%)
      ISS A.S............................  16,131     567,428            0.3%
      Other Securities...................           2,826,636            1.2%
                                                  -----------            ----
  TOTAL DENMARK..........................           3,394,064            1.5%
                                                  -----------            ----

  FINLAND -- (1.8%)
      Stora Enso Oyj Class R.............  61,456     570,078            0.3%
      UPM-Kymmene Oyj....................  59,550   1,114,834            0.5%
      Other Securities...................           2,654,943            1.1%
                                                  -----------            ----
  TOTAL FINLAND..........................           4,339,855            1.9%
                                                  -----------            ----

  FRANCE -- (3.8%)
      Arkema SA..........................   8,266     604,068            0.3%
      SCOR SE............................  23,193     862,377            0.4%
      Technip SA.........................  10,457     544,912            0.3%
      Other Securities...................           7,016,211            3.0%
                                                  -----------            ----
  TOTAL FRANCE...........................           9,027,568            4.0%
                                                  -----------            ----

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  Percentage
                                            Shares    Value++   of Net Assets**
                                            ------    -------   ---------------
 GERMANY -- (4.6%)
     Aurubis AG............................   9,473 $   632,795            0.3%
     Lanxess AG............................  11,884     637,728            0.3%
     Metro AG..............................  18,544     570,519            0.3%
     Osram Licht AG........................  10,289     604,625            0.3%
     ThyssenKrupp AG.......................  34,152     688,160            0.3%
     Other Securities......................           7,843,877            3.3%
                                                    -----------           -----
 TOTAL GERMANY.............................          10,977,704            4.8%
                                                    -----------           -----

 HONG KONG -- (2.3%)
     Other Securities......................           5,577,645            2.4%
                                                    -----------           -----

 INDIA -- (2.1%)
     Other Securities......................           4,970,637            2.2%
                                                    -----------           -----

 INDONESIA -- (0.4%)
     Other Securities......................             895,220            0.4%
                                                    -----------           -----

 IRELAND -- (0.5%)
     Smurfit Kappa Group P.L.C.............  34,342     977,339            0.4%
     Other Securities......................             197,995            0.1%
                                                    -----------           -----
 TOTAL IRELAND.............................           1,175,334            0.5%
                                                    -----------           -----

 ISRAEL -- (0.4%)
     Other Securities......................             997,459            0.4%
                                                    -----------           -----

 ITALY -- (2.9%)
     Banca Popolare dell'Emilia Romagna SC.  99,170     800,310            0.4%
     Banca Popolare di Milano Scarl........ 961,134     901,847            0.4%
 *   Banco Popolare SC.....................  46,802     699,371            0.3%
     Enel Green Power SpA.................. 264,337     558,852            0.3%
     Unione di Banche Italiane SpA......... 148,196   1,108,764            0.5%
     Other Securities......................           2,927,809            1.2%
                                                    -----------           -----
 TOTAL ITALY...............................           6,996,953            3.1%
                                                    -----------           -----

 JAPAN -- (17.0%)
     Other Securities......................          40,767,795           17.9%
                                                    -----------           -----

 MALAYSIA -- (0.7%)
     Other Securities......................           1,676,715            0.7%
                                                    -----------           -----

 MEXICO -- (0.8%)
     Other Securities......................           1,826,099            0.8%
                                                    -----------           -----

 NETHERLANDS -- (1.7%)
     Koninklijke DSM NV....................  15,013     800,306            0.4%
     Other Securities......................           3,293,305            1.4%
                                                    -----------           -----
 TOTAL NETHERLANDS.........................           4,093,611            1.8%
                                                    -----------           -----

 NEW ZEALAND -- (0.6%)
     Other Securities......................           1,336,990            0.6%
                                                    -----------           -----

 NORWAY -- (0.7%)
     Other Securities......................           1,705,734            0.7%
                                                    -----------           -----

 PHILIPPINES -- (0.2%)
     Other Securities......................             372,771            0.2%
                                                    -----------           -----

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                Percentage
                                          Shares    Value++   of Net Assets**
                                          ------    -------   ---------------

  POLAND -- (0.2%)
      Other Securities...................         $   467,954            0.2%
                                                  -----------            ----

  PORTUGAL -- (0.2%)
      Other Securities...................             605,004            0.3%
                                                  -----------            ----

  SINGAPORE -- (1.0%)
      Other Securities...................           2,288,074            1.0%
                                                  -----------            ----

  SOUTH AFRICA -- (1.5%)
      Other Securities...................           3,650,126            1.6%
                                                  -----------            ----

  SOUTH KOREA -- (4.5%)
      Other Securities...................          10,912,546            4.8%
                                                  -----------            ----

  SPAIN -- (2.0%)
      Banco de Sabadell SA............... 372,625     718,906            0.3%
  #   Banco Popular Espanol SA........... 161,626     614,517            0.3%
      Gamesa Corp. Tecnologica SA........  45,657     720,621            0.3%
      Other Securities...................           2,842,780            1.2%
                                                  -----------            ----
  TOTAL SPAIN............................           4,896,824            2.1%
                                                  -----------            ----

  SWEDEN -- (2.2%)
      Other Securities...................           5,364,418            2.4%
                                                  -----------            ----

  SWITZERLAND -- (3.6%)
      Baloise Holding AG.................   5,002     599,724            0.3%
      Clariant AG........................  34,996     643,518            0.3%
  *   Dufry AG...........................   4,813     562,280            0.3%
      Helvetia Holding AG................   1,207     631,287            0.3%
      Swiss Life Holding AG..............   4,475   1,066,347            0.5%
      Other Securities...................           5,177,345            2.1%
                                                  -----------            ----
  TOTAL SWITZERLAND......................           8,680,501            3.8%
                                                  -----------            ----

  TAIWAN -- (3.8%)
      Other Securities...................           9,005,436            3.9%
                                                  -----------            ----

  THAILAND -- (0.5%)
      Other Securities...................           1,293,886            0.6%
                                                  -----------            ----

  TURKEY -- (0.3%)
      Other Securities...................             614,279            0.3%
                                                  -----------            ----

  UNITED KINGDOM -- (13.7%)
      Amlin P.L.C........................  88,569     898,710            0.4%
      Barratt Developments P.L.C.........  93,654     882,264            0.4%
      Bellway P.L.C......................  25,648   1,024,453            0.5%
      Berkeley Group Holdings P.L.C......  15,152     773,336            0.3%
      Direct Line Insurance Group P.L.C.. 169,911   1,030,656            0.5%
      DS Smith P.L.C.....................  98,324     585,845            0.3%
      Greene King P.L.C..................  51,273     634,300            0.3%
      Hiscox, Ltd........................  55,044     818,547            0.4%
      Inchcape P.L.C.....................  64,830     797,309            0.4%
      Investec P.L.C.....................  68,667     572,010            0.3%
      J Sainsbury P.L.C.................. 157,214     644,174            0.3%
      Johnson Matthey P.L.C..............  16,115     640,961            0.3%
      Persimmon P.L.C....................  32,762   1,004,729            0.4%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                   Percentage
                                           Shares     Value++    of Net Assets**
                                           ------     -------    ---------------
  UNITED KINGDOM -- (Continued)
         Royal Mail P.L.C................    92,970 $    636,944            0.3%
         Smiths Group P.L.C..............    38,362      567,527            0.3%
         Taylor Wimpey P.L.C.............   341,937    1,041,662            0.5%
         Travis Perkins P.L.C............    30,859      909,544            0.4%
         TUI AG..........................    29,840      554,896            0.3%
         Other Securities................             18,842,677            7.8%
                                                    ------------          ------
  TOTAL UNITED KINGDOM...................             32,860,544           14.4%
                                                    ------------          ------
  TOTAL COMMON STOCKS....................            225,480,219           99.0%
                                                    ------------          ------

  PREFERRED STOCKS -- (0.4%)
  BRAZIL -- (0.2%)
         Other Securities................                544,248            0.2%
                                                    ------------          ------

  COLOMBIA -- (0.0%)
         Other Securities................                 44,589            0.0%
                                                    ------------          ------

  GERMANY -- (0.2%)
         Other Securities................                332,936            0.2%
                                                    ------------          ------
  TOTAL PREFERRED STOCKS.................                921,773            0.4%
                                                    ------------          ------

  RIGHTS/WARRANTS -- (0.0%)
  AUSTRALIA -- (0.0%)
         Other Securities................                     --            0.0%
                                                    ------------          ------

  SOUTH KOREA -- (0.0%)
         Other Securities................                  7,658            0.0%
                                                    ------------          ------

  SPAIN -- (0.0%)
         Other Securities................                  1,661            0.0%
                                                    ------------          ------

  TAIWAN -- (0.0%)
         Other Securities................                     --            0.0%
                                                    ------------          ------

  UNITED KINGDOM -- (0.0%)
         Other Securities................                  1,932            0.0%
                                                    ------------          ------
  TOTAL RIGHTS/WARRANTS..................                 11,251            0.0%
                                                    ------------          ------
  TOTAL INVESTMENT SECURITIES............            226,413,243
                                                    ------------

                                                      Value+
                                                      ------
  SECURITIES LENDING COLLATERAL -- (5.6%)
  (S)@   DFA Short Term Investment Fund.. 1,158,326   13,401,830            5.9%
                                                    ------------          ------
  TOTAL INVESTMENTS -- (100.0%)..........
    (Cost $231,165,559)................             $239,815,073          105.3%
                                                    ============          ======

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1     Level 2    Level 3    Total
                                 ----------- ------------ ------- ------------
  Common Stocks
    Australia................... $    32,395 $  9,788,151   --    $  9,820,546
    Austria.....................          --    1,647,912   --       1,647,912
    Belgium.....................          --    3,000,051   --       3,000,051
    Brazil......................          --    2,647,111   --       2,647,111
    Canada......................  12,895,616           --   --      12,895,616
    Chile.......................      39,606      367,415   --         407,021
    China.......................          --   14,267,283   --      14,267,283
    Colombia....................      22,933           --   --          22,933
    Denmark.....................          --    3,394,064   --       3,394,064
    Finland.....................          --    4,339,855   --       4,339,855
    France......................          --    9,027,568   --       9,027,568
    Germany.....................          --   10,977,704   --      10,977,704
    Hong Kong...................          --    5,577,645   --       5,577,645
    India.......................          --    4,970,637   --       4,970,637
    Indonesia...................          --      895,220   --         895,220
    Ireland.....................          --    1,175,334   --       1,175,334
    Israel......................          --      997,459   --         997,459
    Italy.......................          --    6,996,953   --       6,996,953
    Japan.......................     170,727   40,597,068   --      40,767,795
    Malaysia....................          --    1,676,715   --       1,676,715
    Mexico......................   1,826,099           --   --       1,826,099
    Netherlands.................          --    4,093,611   --       4,093,611
    New Zealand.................          --    1,336,990   --       1,336,990
    Norway......................      53,979    1,651,755   --       1,705,734
    Philippines.................          --      372,771   --         372,771
    Poland......................          --      467,954   --         467,954
    Portugal....................          --      605,004   --         605,004
    Singapore...................          --    2,288,074   --       2,288,074
    South Africa................     364,089    3,286,037   --       3,650,126
    South Korea.................      10,549   10,901,997   --      10,912,546
    Spain.......................          --    4,896,824   --       4,896,824
    Sweden......................          --    5,364,418   --       5,364,418
    Switzerland.................          --    8,680,501   --       8,680,501
    Taiwan......................          --    9,005,436   --       9,005,436
    Thailand....................   1,293,886           --   --       1,293,886
    Turkey......................          --      614,279   --         614,279
    United Kingdom..............          --   32,860,544   --      32,860,544
  Preferred Stocks
    Brazil......................          --      544,248   --         544,248
    Colombia....................      44,589           --   --          44,589
    Germany.....................          --      332,936   --         332,936
  Rights/Warrants
    Australia...................          --           --   --              --
    South Korea.................          --        7,658   --           7,658
    Spain.......................          --        1,661   --           1,661
    Taiwan......................          --           --   --              --
    United Kingdom..............          --        1,932   --           1,932
  Securities Lending Collateral.          --   13,401,830   --      13,401,830
                                 ----------- ------------   --    ------------
  TOTAL......................... $16,754,468 $223,060,605   --    $239,815,073
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                      WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                                 Percentage
                                                          Shares     Value++   of Net Assets**
                                                          ------     -------   ---------------
COMMON STOCKS -- (93.8%)
AUSTRALIA -- (4.1%)
    Australia & New Zealand Banking Group, Ltd..........   125,491 $ 2,427,032            0.2%
    BHP Billiton, Ltd...................................   207,411   3,401,693            0.3%
    Commonwealth Bank of Australia......................    34,977   1,899,180            0.2%
    National Australia Bank, Ltd........................   101,115   2,159,275            0.2%
    Westpac Banking Corp................................    85,643   1,907,613            0.2%
    Other Securities....................................            38,105,986            3.2%
                                                                   -----------            ----
TOTAL AUSTRALIA.........................................            49,900,779            4.3%
                                                                   -----------            ----

AUSTRIA -- (0.4%)
    Other Securities....................................             4,995,738            0.4%
                                                                   -----------            ----

BELGIUM -- (1.1%)
    Anheuser-Busch InBev NV.............................    27,409   3,270,568            0.3%
    Other Securities....................................            10,388,467            0.9%
                                                                   -----------            ----
TOTAL BELGIUM...........................................            13,659,035            1.2%
                                                                   -----------            ----

BRAZIL -- (1.0%)
    Other Securities....................................            11,923,283            1.0%
                                                                   -----------            ----

CANADA -- (5.7%)
    Royal Bank of Canada................................    64,900   3,688,267            0.3%
    Other Securities....................................            65,917,595            5.6%
                                                                   -----------            ----
TOTAL CANADA............................................            69,605,862            5.9%
                                                                   -----------            ----

CHILE -- (0.2%)
    Other Securities....................................             2,786,833            0.2%
                                                                   -----------            ----

CHINA -- (5.2%)
    China Construction Bank Corp. Class H............... 3,704,000   2,684,496            0.3%
    China Mobile, Ltd. Sponsored ADR....................    39,357   2,373,621            0.2%
    Industrial & Commercial Bank of China, Ltd. Class H. 4,742,000   3,007,875            0.3%
    Other Securities....................................            55,878,294            4.7%
                                                                   -----------            ----
TOTAL CHINA.............................................            63,944,286            5.5%
                                                                   -----------            ----

COLOMBIA -- (0.1%)
    Other Securities....................................               934,673            0.1%
                                                                   -----------            ----

CZECH REPUBLIC -- (0.0%)
    Other Securities....................................               283,137            0.0%
                                                                   -----------            ----

DENMARK -- (1.2%)
    Other Securities....................................            15,210,927            1.3%
                                                                   -----------            ----

EGYPT -- (0.0%)
    Other Securities....................................               113,666            0.0%
                                                                   -----------            ----

FINLAND -- (1.1%)
    Other Securities....................................            13,996,507            1.2%
                                                                   -----------            ----

FRANCE -- (5.5%)
    BNP Paribas SA......................................    31,017   1,879,543            0.2%
    Carrefour SA........................................    64,891   2,114,536            0.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                Percentage
                                                         Shares     Value++   of Net Assets**
                                                         ------     -------   ---------------
FRANCE -- (Continued)
    Cie de Saint-Gobain................................    48,615 $ 2,035,075            0.2%
    Cie Generale des Etablissements Michelin...........    22,408   2,229,053            0.2%
    Orange SA..........................................   123,640   2,179,983            0.2%
    Sanofi.............................................    30,105   3,036,867            0.3%
    Total SA...........................................   134,040   6,482,016            0.6%
    Other Securities...................................            47,966,935            3.9%
                                                                  -----------            ----
TOTAL FRANCE...........................................            67,924,008            5.8%
                                                                  -----------            ----

GERMANY -- (5.1%)
    Allianz SE.........................................    11,905   2,084,181            0.2%
    BASF SE............................................    46,706   3,826,334            0.3%
    Bayerische Motoren Werke AG........................    23,610   2,418,333            0.2%
    Daimler AG.........................................    63,158   5,476,666            0.5%
    Deutsche Telekom AG................................   180,747   3,385,678            0.3%
    Siemens AG.........................................    19,969   2,005,769            0.2%
    Other Securities...................................            42,995,503            3.6%
                                                                  -----------            ----
TOTAL GERMANY..........................................            62,192,464            5.3%
                                                                  -----------            ----

GREECE -- (0.0%)
    Other Securities...................................               460,028            0.0%
                                                                  -----------            ----

HONG KONG -- (2.2%)
    AIA Group, Ltd.....................................   557,400   3,264,636            0.3%
    Other Securities...................................            23,300,731            2.0%
                                                                  -----------            ----
TOTAL HONG KONG........................................            26,565,367            2.3%
                                                                  -----------            ----

HUNGARY -- (0.0%)
    Other Securities...................................               583,542            0.1%
                                                                  -----------            ----

INDIA -- (1.9%)
    Other Securities...................................            23,970,887            2.0%
                                                                  -----------            ----

INDONESIA -- (0.5%)
    Other Securities...................................             5,779,036            0.5%
                                                                  -----------            ----

IRELAND -- (0.4%)
    Other Securities...................................             5,042,903            0.4%
                                                                  -----------            ----

ISRAEL -- (0.5%)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.    38,696   2,290,416            0.2%
    Other Securities...................................             4,000,105            0.3%
                                                                  -----------            ----
TOTAL ISRAEL...........................................             6,290,521            0.5%
                                                                  -----------            ----

ITALY -- (2.2%)
    Assicurazioni Generali SpA.........................   107,535   2,037,418            0.2%
    Eni SpA............................................   166,877   2,725,143            0.3%
    Other Securities...................................            22,007,369            1.8%
                                                                  -----------            ----
TOTAL ITALY............................................            26,769,930            2.3%
                                                                  -----------            ----

JAPAN -- (17.1%)
    Hitachi, Ltd.......................................   389,000   2,244,059            0.2%
    Honda Motor Co., Ltd...............................   104,700   3,463,522            0.3%
    Mitsubishi UFJ Financial Group, Inc................   330,300   2,136,225            0.2%
    Mizuho Financial Group, Inc........................ 1,147,800   2,364,289            0.2%
    Nissan Motor Co., Ltd..............................   198,000   2,052,511            0.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              Percentage
                                       Shares    Value++    of Net Assets**
                                       ------    -------    ---------------
    JAPAN -- (Continued)
        Toyota Motor Corp............. 119,100 $  7,296,594            0.6%
        Other Securities..............          191,581,719           16.3%
                                               ------------           -----
    TOTAL JAPAN.......................          211,138,919           18.0%
                                               ------------           -----

    MALAYSIA -- (0.6%)
        Other Securities..............            7,139,565            0.6%
                                               ------------           -----

    MEXICO -- (0.9%)
        Other Securities..............           10,599,647            0.9%
                                               ------------           -----

    NETHERLANDS -- (1.9%)
        Other Securities..............           23,066,643            2.0%
                                               ------------           -----

    NEW ZEALAND -- (0.3%)
        Other Securities..............            4,138,843            0.4%
                                               ------------           -----

    NORWAY -- (0.6%)
        Other Securities..............            6,918,599            0.6%
                                               ------------           -----

    PERU -- (0.0%)
        Other Securities..............              151,732            0.0%
                                               ------------           -----

    PHILIPPINES -- (0.3%)
        Other Securities..............            3,773,328            0.3%
                                               ------------           -----

    POLAND -- (0.3%)
        Other Securities..............            3,566,533            0.3%
                                               ------------           -----

    PORTUGAL -- (0.3%)
        Other Securities..............            3,080,756            0.3%
                                               ------------           -----

    RUSSIA -- (0.2%)
        Other Securities..............            2,528,624            0.2%
                                               ------------           -----

    SINGAPORE -- (0.9%)
        Other Securities..............           11,499,215            1.0%
                                               ------------           -----

    SOUTH AFRICA -- (1.6%)
        Other Securities..............           19,794,178            1.7%
                                               ------------           -----

    SOUTH KOREA -- (3.9%)
        Samsung Electronics Co., Ltd..   6,080    7,292,508            0.6%
        Other Securities..............           41,265,882            3.6%
                                               ------------           -----
    TOTAL SOUTH KOREA.................           48,558,390            4.2%
                                               ------------           -----

    SPAIN -- (2.1%)
        Banco Santander SA............ 584,900    3,267,370            0.3%
        Iberdrola SA.................. 329,606    2,350,466            0.2%
        Other Securities..............           20,023,143            1.7%
                                               ------------           -----
    TOTAL SPAIN.......................           25,640,979            2.2%
                                               ------------           -----

    SWEDEN -- (2.2%)
        Other Securities..............           26,560,090            2.3%
                                               ------------           -----

    SWITZERLAND -- (5.3%)
        ABB, Ltd...................... 100,719    1,900,134            0.2%
        Nestle SA..................... 147,224   11,244,076            1.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     Percentage
                                                            Shares     Value++     of Net Assets**
                                                            ------     -------     ---------------
SWITZERLAND -- (Continued)
    Novartis AG............................................  46,381 $    4,201,592            0.4%
    Roche Holding AG.......................................  10,869      2,950,921            0.3%
    Syngenta AG............................................   8,330      2,798,632            0.3%
    Zurich Insurance Group AG..............................   7,742      2,043,113            0.2%
    Other Securities.......................................             40,551,910            3.2%
                                                                    --------------           -----
TOTAL SWITZERLAND..........................................             65,690,378            5.6%
                                                                    --------------           -----

TAIWAN -- (3.2%)
    Hon Hai Precision Industry Co., Ltd.................... 709,800      1,886,690            0.2%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
     ADR................................................... 103,887      2,281,358            0.2%
    Other Securities.......................................             35,328,890            3.0%
                                                                    --------------           -----
TOTAL TAIWAN...............................................             39,496,938            3.4%
                                                                    --------------           -----

THAILAND -- (0.5%)
    Other Securities.......................................              5,957,938            0.5%
                                                                    --------------           -----

TURKEY -- (0.3%)
    Other Securities.......................................              3,808,313            0.3%
                                                                    --------------           -----

UNITED KINGDOM -- (12.9%)
    Barclays P.L.C. Sponsored ADR.......................... 133,292      1,896,745            0.2%
    BP P.L.C. Sponsored ADR................................ 187,448      6,691,894            0.6%
    HSBC Holdings P.L.C. Sponsored ADR..................... 107,775      4,210,769            0.4%
    Royal Dutch Shell P.L.C. Sponsored ADR (B03MM73).......  37,236      1,961,965            0.2%
    Royal Dutch Shell P.L.C. Sponsored ADR (780259206).....  60,350      3,165,961            0.3%
    SSE P.L.C..............................................  92,601      2,154,324            0.2%
    Other Securities.......................................            139,334,086           11.7%
                                                                    --------------           -----
TOTAL UNITED KINGDOM.......................................            159,415,744           13.6%
                                                                    --------------           -----

UNITED STATES -- (0.0%)
    Other Securities.......................................                      2            0.0%
                                                                    --------------           -----
TOTAL COMMON STOCKS........................................          1,155,458,766           98.7%
                                                                    --------------           -----

PREFERRED STOCKS -- (0.6%)
BRAZIL -- (0.3%)
    Other Securities.......................................              4,451,388            0.4%
                                                                    --------------           -----

CHILE -- (0.0%)
    Other Securities.......................................                122,188            0.0%
                                                                    --------------           -----

COLOMBIA -- (0.0%)
    Other Securities.......................................                137,722            0.0%
                                                                    --------------           -----

GERMANY -- (0.3%)
    Other Securities.......................................              3,289,110            0.3%
                                                                    --------------           -----
TOTAL PREFERRED STOCKS.....................................              8,000,408            0.7%
                                                                    --------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities.......................................                     --            0.0%
                                                                    --------------           -----

CHINA -- (0.0%)
    Other Securities.......................................                    768            0.0%
                                                                    --------------           -----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                    Percentage
                                          Shares      Value++     of Net Assets**
                                          ------      -------     ---------------

 FRANCE -- (0.0%)
        Other Securities................           $        8,406            0.0%
                                                   --------------          ------

 HONG KONG -- (0.0%)
        Other Securities................                      293            0.0%
                                                   --------------          ------

 ITALY -- (0.0%)
        Other Securities................                       --            0.0%
                                                   --------------          ------

 MALAYSIA -- (0.0%)
        Other Securities................                      515            0.0%
                                                   --------------          ------

 SOUTH KOREA -- (0.0%)
        Other Securities................                    8,997            0.0%
                                                   --------------          ------

 SPAIN -- (0.0%)
        Other Securities................                   33,686            0.0%
                                                   --------------          ------

 TAIWAN -- (0.0%)
        Other Securities................                       --            0.0%
                                                   --------------          ------

 THAILAND -- (0.0%)
        Other Securities................                      217            0.0%
                                                   --------------          ------

 UNITED KINGDOM -- (0.0%)
        Other Securities................                   30,781            0.0%
                                                   --------------          ------
 TOTAL RIGHTS/WARRANTS..................                   83,663            0.0%
                                                   --------------          ------

 BONDS -- (0.0%)

 INDIA -- (0.0%)
        Other Securities................                      496            0.0%
                                                   --------------          ------
 TOTAL INVESTMENT SECURITIES............            1,163,543,333
                                                   --------------

                                                      Value+
                                            -         ------
 SECURITIES LENDING COLLATERAL -- (5.6%)
 (S)@   DFA Short Term Investment Fund.. 5,918,311     68,474,860            5.8%
                                                   --------------          ------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,288,470,807)..............             $1,232,018,193          105.2%
                                                   ==============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                            Investments in Securities (Market Value)
                           -------------------------------------------
                             Level 1     Level 2   Level 3    Total
                           ----------- ----------- ------- -----------
         Common Stocks
           Australia...... $ 1,176,985 $48,723,794   --    $49,900,779
           Austria........          --   4,995,738   --      4,995,738
           Belgium........     516,695  13,142,340   --     13,659,035
           Brazil.........   1,359,292  10,563,991   --     11,923,283
           Canada.........  69,605,862          --   --     69,605,862
           Chile..........     662,332   2,124,501   --      2,786,833
           China..........   4,669,005  59,275,281   --     63,944,286
           Colombia.......     934,673          --   --        934,673
           Czech Republic.          --     283,137   --        283,137
           Denmark........     284,194  14,926,733   --     15,210,927

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
  Egypt....................... $         -- $      113,666   --    $      113,666
  Finland.....................       72,155     13,924,352   --        13,996,507
  France......................    1,996,872     65,927,136   --        67,924,008
  Germany.....................    2,808,596     59,383,868   --        62,192,464
  Greece......................           --        460,028   --           460,028
  Hong Kong...................       57,707     26,507,660   --        26,565,367
  Hungary.....................           --        583,542   --           583,542
  India.......................      970,816     23,000,071   --        23,970,887
  Indonesia...................      119,280      5,659,756   --         5,779,036
  Ireland.....................    1,245,023      3,797,880   --         5,042,903
  Israel......................    2,561,524      3,728,997   --         6,290,521
  Italy.......................      363,923     26,406,007   --        26,769,930
  Japan.......................    3,406,441    207,732,478   --       211,138,919
  Malaysia....................           --      7,139,565   --         7,139,565
  Mexico......................   10,599,647             --   --        10,599,647
  Netherlands.................    2,651,326     20,415,317   --        23,066,643
  New Zealand.................           --      4,138,843   --         4,138,843
  Norway......................      344,925      6,573,674   --         6,918,599
  Peru........................      151,732             --   --           151,732
  Philippines.................       42,678      3,730,650   --         3,773,328
  Poland......................           --      3,566,533   --         3,566,533
  Portugal....................           --      3,080,756   --         3,080,756
  Russia......................       95,634      2,432,990   --         2,528,624
  Singapore...................           --     11,499,215   --        11,499,215
  South Africa................    2,284,807     17,509,371   --        19,794,178
  South Korea.................      881,888     47,676,502   --        48,558,390
  Spain.......................      836,615     24,804,364   --        25,640,979
  Sweden......................       97,660     26,462,430   --        26,560,090
  Switzerland.................    3,314,332     62,376,046   --        65,690,378
  Taiwan......................    2,467,954     37,028,984   --        39,496,938
  Thailand....................    5,957,938             --   --         5,957,938
  Turkey......................       23,784      3,784,529   --         3,808,313
  United Kingdom..............   35,215,634    124,200,110   --       159,415,744
  United States...............            2             --   --                 2
Preferred Stocks
  Brazil......................      907,313      3,544,075   --         4,451,388
  Chile.......................           --        122,188   --           122,188
  Colombia....................      137,722             --   --           137,722
  Germany.....................           --      3,289,110   --         3,289,110
Rights/Warrants
  Australia...................           --             --   --                --
  China.......................           --            768   --               768
  France......................           --          8,406   --             8,406
  Hong Kong...................           --            293   --               293
  Italy.......................           --             --   --                --
  Malaysia....................           --            515   --               515
  South Korea.................           --          8,997   --             8,997
  Spain.......................           --         33,686   --            33,686
  Taiwan......................           --             --   --                --
  Thailand....................           --            217   --               217
  United Kingdom..............           --         30,781   --            30,781
Bonds
  India.......................           --            496   --               496
Securities Lending Collateral.           --     68,474,860   --        68,474,860
                               ------------ --------------   --    --------------
TOTAL......................... $158,822,966 $1,073,195,227   --    $1,232,018,193
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                          WORLD CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                           Shares      Value+
                                                          --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (97.3%)
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.................... 5,890,621 $105,442,112
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 6,554,372   76,620,611
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 1,208,807   20,320,041
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $208,990,189).................................            202,382,764
                                                                    ------------

TEMPORARY CASH INVESTMENTS -- (2.7%)
State Street Institutional Liquid Reserves, 0.140%
  (Cost $5,697,578)...................................... 5,697,578    5,697,578
                                                                    ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $214,687,767).................................           $208,080,342
                                                                    ============

Summary of the Fund's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $202,382,764   --      --    $202,382,764
   Temporary Cash Investments......    5,697,578   --      --       5,697,578
                                    ------------   --      --    ------------
   TOTAL........................... $208,080,342   --      --    $208,080,342
                                    ============   ==      ==    ============


                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                           Shares      Value+
                                                          --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.................... 6,427,297 $110,935,143
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 7,442,857   87,006,993
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 2,184,234   36,716,980
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $227,605,421).................................            234,659,116
                                                                    ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $227,605,421).................................           $234,659,116
                                                                    ============

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                   ------------------------------------------
                                     Level 1    Level 2  Level 3    Total
                                   ------------ -------- ------- ------------
  Affiliated Investment Companies. $234,659,116       --   --    $234,659,116
  Futures Contracts**.............      752,227       --   --         752,227
  Forward Currency Contracts**....           -- $108,097   --         108,097
                                   ------------ --------   --    ------------
  TOTAL........................... $235,411,343 $108,097   --    $235,519,440
                                   ============ ========   ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015


                          EMERGING MARKETS PORTFOLIO

                                                                   Value+
                                                               --------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in The Emerging Markets Series of The DFA
    Investment Trust Company.................................. $4,321,201,335
                                                               --------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
       $3,846,697,740)........................................ $4,321,201,335
                                                               ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                 Value+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Emerging Markets Small Cap Series of
       The DFA Investment Trust Company..................... $4,851,811,937
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $5,059,736,163)............................. $4,851,811,937
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                       EMERGING MARKETS VALUE PORTFOLIO

                                                                Value+
                                                            ---------------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in Dimensional Emerging Markets Value Fund.. $14,953,939,027
                                                            ---------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
         (Cost $18,008,368,827)............................ $14,953,939,027
                                                            ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
COMMON STOCKS -- (90.8%)
BRAZIL -- (5.1%)
    AMBEV SA ADR........................................  11,551,499 $   56,255,800            0.4%
    BM&FBovespa SA......................................  12,822,223     37,912,586            0.3%
    Ultrapar Participacoes SA...........................   2,067,950     35,904,018            0.3%
    Other Securities....................................                677,447,688            4.4%
                                                                     --------------           -----
TOTAL BRAZIL............................................                807,520,092            5.4%
                                                                     --------------           -----

CHILE -- (1.4%)
    Other Securities....................................                228,449,810            1.5%
                                                                     --------------           -----

CHINA -- (13.6%)
    Bank of China, Ltd. Class H......................... 140,558,702     66,282,044            0.5%
    China Construction Bank Corp. Class H............... 176,997,302    128,279,837            0.9%
    China Mobile, Ltd...................................   3,162,000     37,891,591            0.3%
    China Mobile, Ltd. Sponsored ADR....................   1,846,091    111,337,748            0.8%
    CNOOC, Ltd..........................................  31,188,000     35,146,131            0.3%
    Industrial & Commercial Bank of China, Ltd. Class H. 198,793,725    126,095,871            0.9%
    Ping An Insurance Group Co. of China, Ltd. Class H..   9,055,000     50,886,185            0.4%
    Tencent Holdings, Ltd...............................   9,155,700    172,108,303            1.2%
    Other Securities....................................              1,446,186,089            9.3%
                                                                     --------------           -----
TOTAL CHINA.............................................              2,174,213,799           14.6%
                                                                     --------------           -----

COLOMBIA -- (0.4%)
    Other Securities....................................                 57,594,705            0.4%
                                                                     --------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................                 32,210,536            0.2%
                                                                     --------------           -----

EGYPT -- (0.1%)
    Other Securities....................................                 12,754,087            0.1%
                                                                     --------------           -----

GREECE -- (0.3%)
    Other Securities....................................                 55,442,748            0.4%
                                                                     --------------           -----

HUNGARY -- (0.3%)
    Other Securities....................................                 39,959,995            0.3%
                                                                     --------------           -----

INDIA -- (11.8%)
    Axis Bank, Ltd......................................   4,640,161     33,635,620            0.2%
    HDFC Bank, Ltd......................................   2,994,559     50,098,318            0.4%
    Infosys, Ltd........................................   2,076,360     35,933,363            0.3%
#   Infosys, Ltd. Sponsored ADR.........................   3,708,004     67,337,353            0.5%
    ITC, Ltd............................................   8,357,996     42,673,743            0.3%
    Reliance Industries, Ltd............................   3,562,145     51,525,147            0.4%
    Sun Pharmaceutical Industries, Ltd..................   2,764,476     37,521,895            0.3%
    Tata Consultancy Services, Ltd......................   1,530,394     58,458,783            0.4%
    Other Securities....................................              1,504,703,616            9.9%
                                                                     --------------           -----
TOTAL INDIA.............................................              1,881,887,838           12.7%
                                                                     --------------           -----

INDONESIA -- (2.7%)
    Bank Rakyat Indonesia Persero Tbk PT................  49,075,100     37,559,907            0.3%
    Other Securities....................................                392,382,097            2.6%
                                                                     --------------           -----
TOTAL INDONESIA.........................................                429,942,004            2.9%
                                                                     --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     Percentage
                                                           Shares      Value++     of Net Assets**
                                                           ------      -------     ---------------

MALAYSIA -- (3.9%)
#   Public Bank Bhd.....................................  8,524,711 $   35,839,605            0.3%
    Other Securities....................................               584,110,972            3.9%
                                                                    --------------           -----
TOTAL MALAYSIA..........................................               619,950,577            4.2%
                                                                    --------------           -----

MEXICO -- (5.0%)
    Alfa S.A.B. de C.V. Class A......................... 18,261,494     37,854,530            0.3%
    America Movil S.A.B. de C.V. Series L ADR...........  3,134,148     55,819,175            0.4%
*   Cemex S.A.B. de C.V. Sponsored ADR..................  6,630,428     41,838,001            0.3%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................    627,285     62,157,671            0.4%
    Grupo Financiero Banorte S.A.B. de C.V..............  8,941,097     47,867,222            0.3%
    Grupo Mexico S.A.B. de C.V. Series B................ 17,375,898     42,351,503            0.3%
    Grupo Televisa S.A.B. Sponsored ADR.................  1,756,608     51,187,557            0.4%
    Wal-Mart de Mexico S.A.B. de C.V.................... 16,371,536     43,362,597            0.3%
    Other Securities....................................               413,322,354            2.6%
                                                                    --------------           -----
TOTAL MEXICO............................................               795,760,610            5.3%
                                                                    --------------           -----

PERU -- (0.1%)
    Other Securities....................................                17,650,963            0.1%
                                                                    --------------           -----

PHILIPPINES -- (1.6%)
    Other Securities....................................               261,764,087            1.8%
                                                                    --------------           -----

POLAND -- (1.7%)
    Other Securities....................................               270,657,622            1.8%
                                                                    --------------           -----

RUSSIA -- (1.3%)
    Gazprom PAO Sponsored ADR...........................  9,142,364     38,528,957            0.3%
    Other Securities....................................               166,424,098            1.1%
                                                                    --------------           -----
TOTAL RUSSIA............................................               204,953,055            1.4%
                                                                    --------------           -----

SOUTH AFRICA -- (7.9%)
*   AngloGold Ashanti, Ltd. Sponsored ADR...............  4,151,296     35,036,938            0.2%
    Bidvest Group, Ltd. (The)...........................  1,810,062     46,237,232            0.3%
    FirstRand, Ltd...................................... 13,403,743     49,115,838            0.3%
    MTN Group, Ltd......................................  9,901,001    112,719,038            0.8%
    Naspers, Ltd. Class N...............................    495,769     72,379,490            0.5%
    Sanlam, Ltd.........................................  8,202,959     37,058,722            0.3%
    Sasol, Ltd..........................................  1,199,596     38,437,056            0.3%
#   Sasol, Ltd. Sponsored ADR...........................  1,125,382     36,192,285            0.3%
    Standard Bank Group, Ltd............................  5,266,378     54,718,329            0.4%
#   Steinhoff International Holdings, Ltd...............  8,674,816     53,032,943            0.4%
    Other Securities....................................               719,184,696            4.6%
                                                                    --------------           -----
TOTAL SOUTH AFRICA......................................             1,254,112,567            8.4%
                                                                    --------------           -----

SOUTH KOREA -- (14.4%)
#   Hyundai Motor Co....................................    364,834     49,834,350            0.4%
    Samsung Electronics Co., Ltd........................    369,532    443,226,108            3.0%
#   Samsung Fire & Marine Insurance Co., Ltd............    119,485     33,509,951            0.2%
    SK Hynix, Inc.......................................  1,464,740     39,199,701            0.3%
    Other Securities....................................             1,733,191,527           11.6%
                                                                    --------------           -----
TOTAL SOUTH KOREA.......................................             2,298,961,637           15.5%
                                                                    --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                         Percentage
                                                              Shares       Value++     of Net Assets**
                                                              ------       -------     ---------------

TAIWAN -- (13.9%)
    Hon Hai Precision Industry Co., Ltd.................... 50,079,095 $   133,113,168            0.9%
    Taiwan Semiconductor Manufacturing Co., Ltd............ 41,147,652     173,382,448            1.2%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
     ADR...................................................  4,310,596      94,660,688            0.7%
    Other Securities.......................................              1,808,124,459           12.1%
                                                                       ---------------           -----
TOTAL TAIWAN...............................................              2,209,280,763           14.9%
                                                                       ---------------           -----

THAILAND -- (3.0%)
    PTT PCL................................................  4,968,880      38,418,275            0.3%
    Other Securities.......................................                440,973,706            2.9%
                                                                       ---------------           -----
TOTAL THAILAND.............................................                479,391,981            3.2%
                                                                       ---------------           -----

TURKEY -- (2.1%)
    Other Securities.......................................                338,179,107            2.3%
                                                                       ---------------           -----
TOTAL COMMON STOCKS........................................             14,470,638,583           97.4%
                                                                       ---------------           -----

PREFERRED STOCKS -- (2.0%)

BRAZIL -- (1.9%)
    Itau Unibanco Holding SA...............................  9,694,322      66,580,726            0.5%
    Itau Unibanco Holding SA ADR...........................  7,267,963      49,785,546            0.3%
    Other Securities.......................................                195,486,933            1.3%
                                                                       ---------------           -----
TOTAL BRAZIL...............................................                311,853,205            2.1%
                                                                       ---------------           -----

CHILE -- (0.0%)
    Other Securities.......................................                  2,999,365            0.0%
                                                                       ---------------           -----

COLOMBIA -- (0.1%)
    Other Securities.......................................                 12,115,153            0.1%
                                                                       ---------------           -----
TOTAL PREFERRED STOCKS.....................................                326,967,723            2.2%
                                                                       ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
    Other Securities.......................................                     12,422            0.0%
                                                                       ---------------           -----

MALAYSIA -- (0.0%)
    Other Securities.......................................                    175,959            0.0%
                                                                       ---------------           -----

POLAND -- (0.0%)
    Other Securities.......................................                         --            0.0%
                                                                       ---------------           -----

SOUTH KOREA -- (0.0%)
    Other Securities.......................................                    450,531            0.0%
                                                                       ---------------           -----

TAIWAN -- (0.0%)
    Other Securities.......................................                         --            0.0%
                                                                       ---------------           -----

THAILAND -- (0.0%)
    Other Securities.......................................                     68,373            0.0%
                                                                       ---------------           -----
TOTAL RIGHTS/WARRANTS......................................                    707,285            0.0%
                                                                       ---------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                     Percentage
                                          Shares       Value++     of Net Assets**
                                          ------       -------     ---------------
BONDS -- (0.0%)
INDIA -- (0.0%)
       Other Securities................            $       109,543            0.0%
                                                   ---------------          ------
TOTAL INVESTMENT SECURITIES............             14,798,423,134
                                                   ---------------

                                                       Value+
                                            -          ------             -
SECURITIES LENDING COLLATERAL -- (7.2%)
(S)@   DFA Short Term Investment Fund.. 98,907,352   1,144,358,063            7.7%
                                                   ---------------          ------
TOTAL INVESTMENTS -- (100.0%)..........
  (Cost $17,113,195,507).............              $15,942,781,197          107.3%
                                                   ===============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Brazil...................... $  185,698,474 $   621,821,618   --    $   807,520,092
  Chile.......................     71,624,366     156,825,444   --        228,449,810
  China.......................    224,398,662   1,949,815,137   --      2,174,213,799
  Colombia....................     57,594,705              --   --         57,594,705
  Czech Republic..............             --      32,210,536   --         32,210,536
  Egypt.......................             --      12,754,087   --         12,754,087
  Greece......................        616,094      54,826,654   --         55,442,748
  Hungary.....................        249,821      39,710,174   --         39,959,995
  India.......................    128,076,768   1,753,811,070   --      1,881,887,838
  Indonesia...................     18,524,862     411,417,142   --        429,942,004
  Malaysia....................             --     619,950,577   --        619,950,577
  Mexico......................    795,760,393             217   --        795,760,610
  Peru........................     17,650,963              --   --         17,650,963
  Philippines.................      7,501,228     254,262,859   --        261,764,087
  Poland......................             --     270,657,622   --        270,657,622
  Russia......................      5,860,618     199,092,437   --        204,953,055
  South Africa................    121,053,657   1,133,058,910   --      1,254,112,567
  South Korea.................     72,220,097   2,226,741,540   --      2,298,961,637
  Taiwan......................    117,206,656   2,092,074,107   --      2,209,280,763
  Thailand....................    478,931,452         460,529   --        479,391,981
  Turkey......................      2,889,033     335,290,074   --        338,179,107
Preferred Stocks
  Brazil......................    102,755,590     209,097,615   --        311,853,205
  Chile.......................             --       2,999,365   --          2,999,365
  Colombia....................     12,115,153              --   --         12,115,153
Rights/Warrants
  Hong Kong...................             --          12,422   --             12,422
  Malaysia....................             --         175,959   --            175,959
  Poland......................             --              --   --                 --
  South Korea.................             --         450,531   --            450,531
  Taiwan......................             --              --   --                 --
  Thailand....................             --          68,373   --             68,373
Bonds
  India.......................             --         109,543   --            109,543
Securities Lending Collateral.             --   1,144,358,063   --      1,144,358,063
                               -------------- ---------------   --    ---------------
TOTAL......................... $2,420,728,592 $13,522,052,605   --    $15,942,781,197
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                                 Enhanced U.S.
                                                                     Large     U.S. Large Cap
                                                                    Company        Equity     U.S. Large Cap   U.S. Targeted
                                                                   Portfolio     Portfolio*   Value Portfolio Value Portfolio*
-                                                                ------------- -------------- --------------- ----------------
ASSETS:
Investments in Affiliated Investment Company at Value...........           --             --  $   15,873,346              --
Investments at Value (including $50,351, $39,844, $0 and
 $1,517,302 of securities on loan, respectively)................ $    202,979   $    696,498              --    $  7,122,004
Temporary Cash Investments at Value & Cost......................           --            803              --          40,738
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...................................................       51,365         36,101              --       1,274,928
Cash............................................................        5,790             --              --              77
Receivables:
  Investment Securities/Affiliated Investment Company Sold......           --          1,129              --          19,632
  Dividends and Tax Reclaims....................................          717            741              --           2,752
  Securities Lending Income.....................................           11             15              --             589
  Fund Shares Sold..............................................          137          1,524          17,123           5,977
Prepaid Expenses and Other Assets...............................           13             16             105              62
                                                                 ------------   ------------  --------------    ------------
    Total Assets................................................      261,012        736,827      15,890,574       8,466,759
                                                                 ------------   ------------  --------------    ------------
LIABILITIES:
Payables:
  Due to Custodian..............................................           --             20              --              --
  Upon Return of Securities Loaned..............................       51,365         36,101              --       1,274,928
  Investment Securities/Affiliated Investment Company
   Purchased....................................................        5,030            649              --          20,094
  Fund Shares Redeemed..........................................           11            785          80,104           5,692
  Due to Advisor................................................           34             70           1,976           2,099
  Futures Margin Variation......................................          911             --              --              --
Accrued Expenses and Other Liabilities..........................           20             58             559             479
                                                                 ------------   ------------  --------------    ------------
    Total Liabilities...........................................       57,371         37,683          82,639       1,303,292
                                                                 ------------   ------------  --------------    ------------
NET ASSETS...................................................... $    203,641   $    699,144  $   15,807,935    $  7,163,467
                                                                 ============   ============  ==============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:.....................................................
Class R1 Shares -- based on net assets of $0; $0; $0 and
 $40,159 and shares outstanding of 0; 0; 0 and 1,861,151,
 respectively...................................................          N/A            N/A             N/A    $      21.58
                                                                 ============   ============  ==============    ============
NUMBER OF SHARES AUTHORIZED.....................................          N/A            N/A             N/A     100,000,000
                                                                 ============   ============  ==============    ============
Class R2 Shares -- based on net assets of $0; $0; $0 and
 $135,412 and shares outstanding of 0; 0; 0 and 6,295,289,
 respectively...................................................          N/A            N/A             N/A    $      21.51
                                                                 ============   ============  ==============    ============
NUMBER OF SHARES AUTHORIZED.....................................          N/A            N/A             N/A     100,000,000
                                                                 ============   ============  ==============    ============
Institutional Class Shares -- based on net assets of $203,641;
 $699,144; $15,807,935 and $6,987,896 and shares
 outstanding of 16,234,364; 54,382,736; 475,150,278 and
 324,185,677, respectively...................................... $      12.54   $      12.86  $        33.27    $      21.56
                                                                 ============   ============  ==============    ============
NUMBER OF SHARES AUTHORIZED.....................................  300,000,000    100,000,000   2,000,000,000     700,000,000
                                                                 ============   ============  ==============    ============
Investments in Affiliated Investment Company at Cost............ $         --   $         --  $   11,374,012    $         --
                                                                 ------------   ------------  --------------    ------------
Investments at Cost............................................. $    203,085   $    665,207  $           --    $  6,198,992
                                                                 ============   ============  ==============    ============
NET ASSETS CONSIST OF:
Paid-In Capital................................................. $    190,374   $    668,084  $   10,635,005    $  5,936,565
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).........................................           48          1,341          29,922           8,044
Accumulated Net Realized Gain (Loss)............................       12,534         (1,572)        643,674         295,846
Net Unrealized Appreciation (Depreciation)......................          685         31,291       4,499,334         923,012
                                                                 ------------   ------------  --------------    ------------
NET ASSETS...................................................... $    203,641   $    699,144  $   15,807,935    $  7,163,467
                                                                 ============   ============  ==============    ============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                                         U.S. Core      U.S. Core     U.S. Vector
                                                       U.S. Small Cap     Equity 1       Equity 2       Equity
                                                      Value Portfolio*   Portfolio*     Portfolio*    Portfolio*
                                                      ---------------- -------------- -------------- --------------
ASSETS:
Investments at Value (including $1,941,525,
 $1,792,626, $2,233,153 and $685,194 of securities
 on loan, respectively)..............................  $   11,465,574  $   13,217,437 $   15,151,126 $    3,628,981
Temporary Cash Investments at Value & Cost...........         148,687          45,710         45,061         29,019
Collateral from Securities on Loan Invested in
 Affiliate at Value & Cost...........................       1,662,904       1,451,407      1,724,551        582,015
Cash.................................................              48              --             --             --
Receivables:
  Investment Securities Sold.........................          96,000           5,567          9,899          6,767
  Dividends..........................................           2,849          12,254         14,275          2,817
  Securities Lending Income..........................             811             584            808            278
  Fund Shares Sold...................................          16,622          18,738         13,781          2,096
Prepaid Expenses and Other Assets....................              94             141            179             48
                                                       --------------  -------------- -------------- --------------
     Total Assets....................................      13,393,589      14,751,838     16,959,680      4,252,021
                                                       --------------  -------------- -------------- --------------
LIABILITIES:
Payables:
  Due to Custodian...................................              --             222            195              1
  Upon Return of Securities Loaned...................       1,662,904       1,451,407      1,724,551        582,015
  Investment Securities Purchased....................          38,532          12,325         25,188         14,487
  Fund Shares Redeemed...............................           6,265           9,620          5,902          2,877
  Due to Advisor.....................................           4,928           1,857          2,512            913
Accrued Expenses and Other Liabilities...............             698             633            768            199
                                                       --------------  -------------- -------------- --------------
     Total Liabilities...............................       1,713,327       1,476,064      1,759,116        600,492
                                                       --------------  -------------- -------------- --------------
NET ASSETS...........................................  $   11,680,262  $   13,275,774 $   15,200,564 $    3,651,529
                                                       ==============  ============== ============== ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $11,680,262; $13,275,774; $15,200,564 and
 $3,651,529 and shares outstanding of
 353,042,332; 741,605,495; 880,670,994 and
 225,076,291, respectively...........................  $        33.08  $        17.90 $        17.26 $        16.22
                                                       ==============  ============== ============== ==============
NUMBER OF SHARES AUTHORIZED..........................   1,700,000,000   1,500,000,000  2,300,000,000  1,000,000,000
                                                       ==============  ============== ============== ==============
Investments at Cost..................................  $    9,213,439  $    9,940,683 $   11,101,161 $    2,697,099
                                                       ==============  ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital......................................  $    8,939,098  $    9,817,893 $   10,832,003 $    2,596,160
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................           6,188          21,625         25,434          4,454
Accumulated Net Realized Gain (Loss).................         482,841         159,502        293,162        119,033
Net Unrealized Appreciation (Depreciation)...........       2,252,135       3,276,754      4,049,965        931,882
                                                       --------------  -------------- -------------- --------------
NET ASSETS...........................................  $   11,680,262  $   13,275,774 $   15,200,564 $    3,651,529
                                                       ==============  ============== ============== ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                                                             DFA Real
                                                                                              Estate       Large Cap
                                                             U.S. Small Cap U.S. Micro Cap  Securities   International
                                                               Portfolio*     Portfolio*    Portfolio*    Portfolio*
                                                             -------------- -------------- ------------  -------------
ASSETS:
Investments at Value (including $2,328,280, $898,051,
 $354,060 and $179,932 of securities on loan,
 respectively).............................................. $   10,551,871 $    4,984,595 $  6,539,667  $  3,133,692
Temporary Cash Investments at Value & Cost..................         20,271         30,728       10,968            --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................      2,235,539        859,652      252,029       181,845
Foreign Currencies at Value.................................             --             --           --         1,300
Cash........................................................             66            100           --         8,959
Receivables:
  Investment Securities Sold................................         30,441         10,470           25            --
  Dividends and Tax Reclaims................................          2,922          1,883        6,050         7,967
  Securities Lending Income.................................            973            479           26           167
  Fund Shares Sold..........................................         18,016          1,423        3,480         1,375
Prepaid Expenses and Other Assets...........................             44             38           63            26
                                                             -------------- -------------- ------------  ------------
     Total Assets...........................................     12,860,143      5,889,368    6,812,208     3,335,331
                                                             -------------- -------------- ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      2,235,539        859,652      252,029       181,845
  Investment Securities Purchased...........................            859         19,317        3,094            71
  Fund Shares Redeemed......................................          3,551            906        2,843         2,182
  Due to Advisor............................................          3,097          2,096          740           660
Accrued Expenses and Other Liabilities......................            555            306          310           239
                                                             -------------- -------------- ------------  ------------
     Total Liabilities......................................      2,243,601        882,277      259,016       184,997
                                                             -------------- -------------- ------------  ------------
NET ASSETS.................................................. $   10,616,542 $    5,007,091 $  6,553,192  $  3,150,334
                                                             ============== ============== ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $10,616,542; $5,007,091; $6,553,192 and $3,150,334
 and shares outstanding of 344,285,171; 263,465,630;
 198,346,245 and 154,744,046, respectively.................. $        30.84 $        19.00 $      33.04  $      20.36
                                                             ============== ============== ============  ============
NUMBER OF SHARES AUTHORIZED.................................  1,000,000,000  1,500,000,000  700,000,000   500,000,000
                                                             ============== ============== ============  ============
Investments at Cost......................................... $    8,474,761 $    3,605,086 $  4,568,269  $  2,737,226
                                                             ============== ============== ============  ============
Foreign Currencies at Cost.................................. $           -- $           -- $         --  $      1,298
                                                             ============== ============== ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    8,043,015 $    3,361,968 $  4,685,103  $  3,035,771
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................          7,767          2,845         (120)        8,542
Accumulated Net Realized Gain (Loss)........................        488,650        262,769     (103,189)     (290,399)
Net Unrealized Foreign Exchange Gain (Loss).................             --             --           --           (48)
Net Unrealized Appreciation (Depreciation)..................      2,077,110      1,379,509    1,971,398       396,468
                                                             -------------- -------------- ------------  ------------
NET ASSETS.................................................. $   10,616,542 $    5,007,091 $  6,553,192  $  3,150,334
                                                             ============== ============== ============  ============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                                              International                 Asia Pacific
                                                              International       Small      Japanese Small    Small
                                                               Core Equity       Company        Company       Company
                                                               Portfolio*       Portfolio      Portfolio     Portfolio
                                                             --------------  --------------  -------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value......................................................             --  $    9,183,489   $    464,287  $    200,339
Investments at Value (including $961,874, $0, $0 and $0
 of securities on loan, respectively)....................... $   14,345,363              --             --            --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................        999,853              --             --            --
Foreign Currencies at Value.................................          4,912              --             --            --
Cash........................................................         73,586             133             --            --
Receivables:
Investment Securities Sold..................................          1,271              --             --            --
  Dividends and Tax Reclaims................................         34,913              --             --            --
  Securities Lending Income.................................          1,400              --             --            --
  Fund Shares Sold..........................................         15,192         146,021              5            --
Unrealized Gain on Foreign Currency Contracts...............            257              --             --            --
Prepaid Expenses and Other Assets...........................            208              43              7             8
                                                             --------------  --------------   ------------  ------------
     Total Assets...........................................     15,476,955       9,329,686        464,299       200,347
                                                             --------------  --------------   ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................        999,853              --             --            --
  Investment Securities Purchased...........................         43,023              --             --            --
  Fund Shares Redeemed......................................          8,242           2,713            134            --
  Due to Advisor............................................          4,223           3,100            157            67
Accrued Expenses and Other Liabilities......................          1,046             381             11            10
                                                             --------------  --------------   ------------  ------------
     Total Liabilities......................................      1,056,387           6,194            302            77
                                                             --------------  --------------   ------------  ------------
NET ASSETS.................................................. $   14,420,568  $    9,323,492   $    463,997  $    200,270
                                                             ==============  ==============   ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $14,420,568; $9,323,492; $463,997 and $200,270 and
 shares outstanding of 1,233,415,586; 524,490,688;
 22,680,456 and 10,509,822, respectively.................... $        11.69  $        17.78   $      20.46  $      19.06
                                                             ==============  ==============   ============  ============
NUMBER OF SHARES AUTHORIZED.................................  2,000,000,000   1,500,000,000    100,000,000   100,000,000
                                                             ==============  ==============   ============  ============
Investments in Affiliated Investment Companies at
 Cost....................................................... $           --  $    8,450,933   $    427,037  $    239,209
                                                             ==============  ==============   ============  ============
Investments at Cost......................................... $   13,862,815  $           --   $         --  $         --
                                                             ==============  ==============   ============  ============
Foreign Currencies at Cost.................................. $        4,908  $           --   $         --  $         --
                                                             ==============  ==============   ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $   14,222,598  $    8,357,634   $    479,514  $    273,164
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         17,301          34,648          1,497            83
Accumulated Net Realized Gain (Loss)........................       (301,605)        198,899        (54,208)      (34,103)
Net Unrealized Foreign Exchange Gain (Loss).................           (278)           (245)           (56)           (4)
Net Unrealized Appreciation (Depreciation)..................        482,552         732,556         37,250       (38,870)
                                                             --------------  --------------   ------------  ------------
NET ASSETS.................................................. $   14,420,568  $    9,323,492   $    463,997  $    200,270
                                                             ==============  ==============   ============  ============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                                                  DFA
                                                   United      Continental   International    DFA Global          DFA
                                                Kingdom Small     Small       Real Estate     Real Estate    International
                                                   Company       Company      Securities      Securities       Small Cap
                                                  Portfolio     Portfolio     Portfolio*       Portfolio    Value Portfolio*
                                                ------------- ------------  --------------  --------------  ----------------
ASSETS:
Investments in Affiliated Investment Companies
 at Value...................................... $     35,645  $    278,064              --  $    3,022,957               --
Investments at Value (including $0, $0,
 $110,637, $369,586 and $888,702 of
 securities on loan, respectively).............           --            --  $    3,515,243       1,012,014   $   12,419,745
Collateral from Securities on Loan Invested in
 Affiliate at Value & Cost.....................           --            --         141,485         379,932          960,172
Foreign Currencies at Value....................           --            --           6,698              --           44,849
Cash...........................................           --            --           7,462          23,428           27,629
Receivables:
  Investment Securities/Affiliated Investment
   Company Sold................................           --            --              51              --           56,989
  Dividends and Tax Reclaims...................           --            --          12,297           1,005           35,981
  Securities Lending Income....................           --            --              95              33            1,930
  Fund Shares Sold.............................           --            64           1,367           2,204            5,850
Unrealized Gain on Foreign Currency
 Contracts.....................................           --            --               3              --               --
Prepaid Expenses and Other Assets..............            6             7              17              52               97
                                                ------------  ------------  --------------  --------------   --------------
     Total Assets..............................       35,651       278,135       3,684,718       4,441,625       13,553,242
                                                ------------  ------------  --------------  --------------   --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.............           --            --         141,485         379,932          960,172
  Investment Securities/Affiliated Investment
   Company Purchased...........................           --            --             936              --            4,345
  Fund Shares Redeemed.........................           --             2           1,215           1,611            3,202
  Due to Advisor...............................           11            94             738              17            6,897
Unrealized Loss on Foreign Currency
 Contracts.....................................           --            --              --              --                1
Accrued Expenses and Other Liabilities.........            3            15             252             149            1,050
                                                ------------  ------------  --------------  --------------   --------------
     Total Liabilities.........................           14           111         144,626         381,709          975,667
                                                ------------  ------------  --------------  --------------   --------------
NET ASSETS..................................... $     35,637  $    278,024  $    3,540,092  $    4,059,916   $   12,577,575
                                                ============  ============  ==============  ==============   ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net
 assets of $35,637; $278,024; $3,540,092;
 $4,059,916 and $12,577,575 and shares
 outstanding of 1,003,742; 13,403,697;
 671,223,306; 383,278,639 and 647,142,906,
 respectively.................................. $      35.50  $      20.74  $         5.27  $        10.59   $        19.44
                                                ============  ============  ==============  ==============   ==============
NUMBER OF SHARES AUTHORIZED....................  100,000,000   100,000,000   1,200,000,000   1,500,000,000    2,300,000,000
                                                ============  ============  ==============  ==============   ==============
Investments in Affiliated Investment Companies
 at Cost....................................... $     24,851  $    246,159  $           --  $    2,430,621   $           --
                                                ============  ============  ==============  ==============   ==============
Investments at Cost............................ $         --  $          1  $    3,264,732  $      968,979   $   11,104,010
                                                ============  ============  ==============  ==============   ==============
Foreign Currencies at Cost..................... $         --  $         --  $        6,834  $           --   $       44,879
                                                ============  ============  ==============  ==============   ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................ $     23,177  $    262,917  $    3,767,966  $    3,412,033   $   11,051,621
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income).......................................          207           248        (221,598)         50,527           44,763
Accumulated Net Realized Gain (Loss)...........        1,455       (17,161)       (256,654)        (38,015)         165,223
Net Unrealized Foreign Exchange Gain
 (Loss)........................................            4           116               3              --              263
Net Unrealized Appreciation (Depreciation).....       10,794        31,904         250,375         635,371        1,315,705
                                                ------------  ------------  --------------  --------------   --------------
NET ASSETS..................................... $     35,637  $    278,024  $    3,540,092  $    4,059,916   $   12,577,575
                                                ============  ============  ==============  ==============   ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                      International                 World ex U.S.  World ex U.S.  World Core
                                                      Vector Equity  World ex U.S.  Targeted Value  Core Equity     Equity
                                                       Portfolio*   Value Portfolio   Portfolio*    Portfolio*    Portfolio
                                                      ------------- --------------- -------------- ------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value...............................................           --   $    155,464              --            --  $    202,383
Investments at Value (including $110,906, $0,
 $12,962, $68,252 and $0 of securities on loan,
 respectively)....................................... $  1,585,942             --    $    226,413  $  1,163,543            --
Temporary Cash Investments at Value & Cost...........           --             --              --            --         5,698
Collateral from Securities on Loan Invested in
 Affiliate at Value & Cost...........................      115,826             --          13,402        68,475            --
Foreign Currencies at Value..........................          820             --             280           883            --
Cash.................................................        4,540             --             385         3,659            --
Receivables:
  Investment Securities Sold.........................          120             --              --            --            --
  Dividends and Tax Reclaims.........................        4,034             --             402         2,266            --
  Securities Lending Income..........................          171             --              21           108            --
  Fund Shares Sold...................................          959            356             563         1,530           195
Prepaid Expenses and Other Assets....................           37             14              35            26            13
                                                      ------------   ------------    ------------  ------------  ------------
    Total Assets.....................................    1,712,449        155,834         241,501     1,240,490       208,289
                                                      ------------   ------------    ------------  ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................      115,826             --          13,402        68,475            --
  Investment Securities Purchased....................           33             --             245            24         5,600
  Fund Shares Redeemed...............................          928            465              --           668            20
  Due to Advisor.....................................          603             48             113           306             2
  Line of Credit.....................................           --             12              --            --            --
Accrued Expenses and Other Liabilities...............          145              8              10           189            12
                                                      ------------   ------------    ------------  ------------  ------------
    Total Liabilities................................      117,535            533          13,770        69,662         5,634
                                                      ------------   ------------    ------------  ------------  ------------
NET ASSETS........................................... $  1,594,914   $    155,301    $    227,731  $  1,170,828  $    202,655
                                                      ============   ============    ============  ============  ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $1,594,914; $155,301; $227,731; $1,170,828 and
 $202,655 and shares outstanding of
 148,261,851; 15,114,137; 19,907,786;
 119,073,991 and 15,658,706, respectively............ $      10.76   $      10.28    $      11.44  $       9.83  $      12.94
                                                      ============   ============    ============  ============  ============
NUMBER OF SHARES AUTHORIZED..........................  500,000,000    100,000,000     100,000,000   500,000,000   100,000,000
                                                      ============   ============    ============  ============  ============
Investments in Affiliated Investment Companies at
 Cost................................................ $         --   $    162,773    $         --  $         --  $    208,990
                                                      ============   ============    ============  ============  ============
Investments at Cost.................................. $  1,509,582   $         --    $    217,764  $  1,219,996  $         --
                                                      ============   ============    ============  ============  ============
Foreign Currencies at Cost........................... $        820   $         --    $        280  $        884  $         --
                                                      ============   ============    ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital...................................... $  1,509,728   $    162,750    $    231,768  $  1,233,283  $    209,879
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................        3,889            517              10         3,451           121
Accumulated Net Realized Gain (Loss).................        4,956           (645)        (12,694)       (9,440)         (738)
Net Unrealized Foreign Exchange Gain (Loss)..........          (19)           (37)             (2)          (13)           --
Net Unrealized Appreciation (Depreciation)...........       76,360         (7,284)          8,649       (56,453)       (6,607)
                                                      ------------   ------------    ------------  ------------  ------------
NET ASSETS........................................... $  1,594,914   $    155,301    $    227,731  $  1,170,828  $    202,655
                                                      ============   ============    ============  ============  ============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                              Selectively
                                                             Hedged Global   Emerging      Emerging       Emerging
                                                                Equity        Markets    Markets Small  Markets Value
                                                               Portfolio     Portfolio   Cap Portfolio    Portfolio
                                                             ------------- ------------  ------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at Value..... $    234,659  $  4,321,201  $  4,851,812  $   14,953,939
Investments at Value (including $0, $0, $0, $0 and
 $1,710,554 of securities on loan, respectively)............           --            --            --              --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................           --            --            --              --
Segregated Cash for Futures Contracts.......................          432            --            --              --
Foreign Currencies at Value.................................           --            --            --              --
Cash........................................................        9,883            --            --              --
Receivables:
  Investment Securities/Affiliated Investment Companies
   Sold.....................................................           --            --            --              --
  Dividends and Tax Reclaims................................           --            --            --              --
  Securities Lending Income.................................           --            --            --              --
  Fund Shares Sold..........................................           62         5,058         2,096          11,141
Unrealized Gain on Forward Currency Contracts...............          146            --            --              --
Unrealized Gain on Foreign Currency Contracts...............           --            --            --              --
Prepaid Expenses and Other Assets...........................           19            50            38              98
                                                             ------------  ------------  ------------  --------------
    Total Assets............................................      245,201     4,326,309     4,853,946      14,965,178
                                                             ------------  ------------  ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................           --            --            --              --
  Investment Securities/Affiliated Investment Companies
   Purchased................................................           --            --            --              --
  Fund Shares Redeemed......................................           --         3,041         6,724          50,484
  Due to Advisor............................................           --         1,486         1,859           5,126
  Futures Margin Variation..................................           44            --            --              --
Unrealized Loss on Forward Currency Contracts...............           38            --            --              --
Unrealized Loss on Foreign Currency Contracts...............           --            --            --              --
Accrued Expenses and Other Liabilities......................           13           252           189             604
                                                             ------------  ------------  ------------  --------------
    Total Liabilities.......................................           95         4,779         8,772          56,214
                                                             ------------  ------------  ------------  --------------
NET ASSETS.................................................. $    245,106  $  4,321,530  $  4,845,174  $   14,908,964
                                                             ============  ============  ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0;
 $74,076 and $0 and shares outstanding of 0; 0; 0;
 3,340,021 and 0, respectively.............................. $        N/A  $        N/A  $        N/A  $        22.18
                                                             ============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED.................................          N/A           N/A           N/A     100,000,000
                                                             ============  ============  ============  ==============
Institutional Class Shares -- based on net assets of
 $245,106; $4,321,530; $4,845,174; $14,834,888 and
 $14,856,878 and shares outstanding of 18,155,183;
 194,931,499; 261,697,554; 667,776,525 and 883,777,245,
 respectively............................................... $      13.50  $      22.17  $      18.51  $        22.22
                                                             ============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED.................................  100,000,000   500,000,000   500,000,000   1,500,000,000
                                                             ============  ============  ============  ==============
Investments in Affiliated Investment Companies at Cost...... $    227,605  $  3,846,698  $  5,059,736  $   18,008,369
                                                             ============  ============  ============  ==============
Investments at Cost......................................... $         --  $         --  $         --  $           --
                                                             ============  ============  ============  ==============
Foreign Currencies at Cost.................................. $         --  $         --  $         --  $           --
                                                             ============  ============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    232,888  $  3,963,869  $  5,011,759  $   18,892,127
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................        5,058         5,762        14,144          24,502
Accumulated Net Realized Gain (Loss)........................         (754)     (122,460)       25,202        (964,819)
Net Unrealized Foreign Exchange Gain (Loss).................          108          (144)         (465)            166
Net Unrealized Appreciation (Depreciation)..................        7,806       474,503      (205,466)     (3,043,012)
                                                             ------------  ------------  ------------  --------------
NET ASSETS.................................................. $    245,106  $  4,321,530  $  4,845,174  $   14,908,964
                                                             ============  ============  ============  ==============

                                                                Emerging
                                                              Markets Core
                                                                 Equity
                                                               Portfolio*
                                                             --------------
ASSETS:
Investments in Affiliated Investment Companies at Value.....             --
Investments at Value (including $0, $0, $0, $0 and
 $1,710,554 of securities on loan, respectively)............ $   14,798,423
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................      1,144,358
Segregated Cash for Futures Contracts.......................             --
Foreign Currencies at Value.................................         42,940
Cash........................................................         14,601
Receivables:
  Investment Securities/Affiliated Investment Companies
   Sold.....................................................          2,320
  Dividends and Tax Reclaims................................          8,138
  Securities Lending Income.................................          4,005
  Fund Shares Sold..........................................         30,295
Unrealized Gain on Forward Currency Contracts...............             --
Unrealized Gain on Foreign Currency Contracts...............              5
Prepaid Expenses and Other Assets...........................            187
                                                             --------------
    Total Assets............................................     16,045,272
                                                             --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      1,144,358
  Investment Securities/Affiliated Investment Companies
   Purchased................................................         21,673
  Fund Shares Redeemed......................................         13,390
  Due to Advisor............................................          6,930
  Futures Margin Variation..................................             --
Unrealized Loss on Forward Currency Contracts...............             --
Unrealized Loss on Foreign Currency Contracts...............              2
Accrued Expenses and Other Liabilities......................          2,041
                                                             --------------
    Total Liabilities.......................................      1,188,394
                                                             --------------
NET ASSETS.................................................. $   14,856,878
                                                             ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0;
 $74,076 and $0 and shares outstanding of 0; 0; 0;
 3,340,021 and 0, respectively.............................. $          N/A
                                                             ==============
NUMBER OF SHARES AUTHORIZED.................................            N/A
                                                             ==============
Institutional Class Shares -- based on net assets of
 $245,106; $4,321,530; $4,845,174; $14,834,888 and
 $14,856,878 and shares outstanding of 18,155,183;
 194,931,499; 261,697,554; 667,776,525 and 883,777,245,
 respectively............................................... $        16.81
                                                             ==============
NUMBER OF SHARES AUTHORIZED.................................  1,500,000,000
                                                             ==============
Investments in Affiliated Investment Companies at Cost...... $           --
                                                             ==============
Investments at Cost......................................... $   15,968,837
                                                             ==============
Foreign Currencies at Cost.................................. $       42,790
                                                             ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $   16,502,749
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         17,752
Accumulated Net Realized Gain (Loss)........................       (492,799)
Net Unrealized Foreign Exchange Gain (Loss).................           (560)
Net Unrealized Appreciation (Depreciation)..................     (1,170,264)
                                                             --------------
NET ASSETS.................................................. $   14,856,878
                                                             ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                         Enhanced
                                                                        U.S. Large U.S. Large U.S. Large U.S. Targeted
                                                                         Company   Cap Equity Cap Value      Value
                                                                        Portfolio  Portfolio  Portfolio*   Portfolio
                                                                        ---------- ---------- ---------- -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Company:
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $18 and $0,
   respectively).......................................................       --         --   $ 356,189           --
  Income from Securities Lending.......................................       --         --       3,849           --
  Expenses Allocated from Affiliated Investment Company................       --         --     (17,157)          --
                                                                         -------    -------   ---------    ---------
    Total Net Investment Income Received from Affiliated Investment
     Company...........................................................       --         --     342,881           --
                                                                         -------    -------   ---------    ---------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $2, $0 and $24,
   respectively).......................................................  $    91    $10,124          --    $  98,852
  Interest.............................................................    1,522         --          --           --
  Income from Securities Lending.......................................       19        125          --        6,829
                                                                         -------    -------   ---------    ---------
    Total Investment Income............................................    1,632     10,249          --      105,681
                                                                         -------    -------   ---------    ---------
Fund Expenses
  Investment Advisory Services Fees....................................      424        784      10,815       22,368
  Administrative Services Fees.........................................       --         --      16,886           --
  Accounting & Transfer Agent Fees.....................................       17         35          93          368
  S&P 500(R) Fees......................................................        8         --          --           --
  Custodian Fees.......................................................        7         28          --          111
  Shareholder Servicing Fees --
   Class R1 Shares.....................................................       --         --          --           33
   Class R2 Shares.....................................................       --         --          --          274
  Filing Fees..........................................................       20         67         289          293
  Shareholders' Reports................................................        8         15         463          250
  Directors'/Trustees' Fees & Expenses.................................        1          2          76           28
  Professional Fees....................................................        6         10          46          120
  Other................................................................       14         28         835          373
                                                                         -------    -------   ---------    ---------
    Total Expenses.....................................................      505        969      29,503       24,218
                                                                         -------    -------   ---------    ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C).......................................       --         25      (4,326)          --
  Fees Paid Indirectly (Note C)........................................       (3)        --          --           --
                                                                         -------    -------   ---------    ---------
  Net Expenses.........................................................      502        994      25,177       24,218
                                                                         -------    -------   ---------    ---------
  Net Investment Income (Loss).........................................    1,130      9,255     317,704       81,463
                                                                         -------    -------   ---------    ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
   Investment Securities Sold..........................................    4,580     (1,560)    681,400      315,026
   Futures.............................................................   15,372        (12)        (35)        (296)
   Foreign Currency Transactions.......................................      629         --          --           --
   In-Kind Redemptions.................................................       --     10,024          --           --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency..........................   (4,383)    (4,105)   (815,432)    (527,329)
   Futures.............................................................   (6,267)        --           4           --
   Translation of Foreign Currency Denominated Amounts.................     (191)        --          --           --
                                                                         -------    -------   ---------    ---------
  Net Realized and Unrealized Gain (Loss)..............................    9,740      4,347    (134,063)    (212,599)
                                                                         -------    -------   ---------    ---------
Net Increase (Decrease) in Net Assets Resulting from Operations........  $10,870    $13,602   $ 183,641    $(131,136)
                                                                         =======    =======   =========    =========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                        U.S. Small  U.S. Core U.S. Core  U.S. Vector
                                                                        Cap Value   Equity 1  Equity 2     Equity
                                                                        Portfolio   Portfolio Portfolio   Portfolio
                                                                       -----------  --------- ---------  -----------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $68, $56, $58 and $13,
   respectively)...................................................... $   192,300  $226,889  $ 261,847   $  63,066
  Income from Securities Lending......................................      10,045     6,137      8,512       3,215
                                                                       -----------  --------  ---------   ---------
     Total Investment Income..........................................     202,345   233,026    270,359      66,281
                                                                       -----------  --------  ---------   ---------
Expenses
  Investment Advisory Services Fees...................................      59,499    20,824     28,377      10,933
  Accounting & Transfer Agent Fees....................................         674       693        802         211
  Custodian Fees......................................................         182       170        189          65
  Filing Fees.........................................................         255       408        456         107
  Shareholders' Reports...............................................         348       248        306         130
  Directors'/Trustees' Fees & Expenses................................          57        56         66          17
  Professional Fees...................................................         234       232        270          72
  Other...............................................................         737       740        856         237
                                                                       -----------  --------  ---------   ---------
     Total Expenses...................................................      61,986    23,371     31,322      11,772
                                                                       -----------  --------  ---------   ---------
  Net Investment Income (Loss)........................................     140,359   209,655    239,037      54,509
                                                                       -----------  --------  ---------   ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold........................................     522,294   164,919    305,920     127,309
    Futures...........................................................      (2,510)       --      1,793        (811)
    In-Kind Redemptions...............................................      12,630    48,790         --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.............................................  (1,025,518)  (56,468)  (307,072)   (193,154)
                                                                       -----------  --------  ---------   ---------
  Net Realized and Unrealized Gain (Loss).............................    (493,104)  157,241        641     (66,656)
                                                                       -----------  --------  ---------   ---------
Net Increase (Decrease) in Net Assets Resulting from Operations....... $  (352,745) $366,896  $ 239,678   $ (12,147)
                                                                       ===========  ========  =========   =========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                                              DFA Real
                                                                                               Estate     Large Cap
                                                                  U.S. Small    U.S. Micro   Securities International
                                                                 Cap Portfolio Cap Portfolio Portfolio    Portfolio
                                                                 ------------- ------------- ---------- -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $28, $20, $0 and
   $7,836, respectively)........................................   $ 138,012     $  62,002   $ 199,351    $  92,447
  Income from Securities Lending................................      12,245         6,440         546        3,064
                                                                   ---------     ---------   ---------    ---------
     Total Investment Income....................................     150,257        68,442     199,897       95,511
                                                                   ---------     ---------   ---------    ---------
Expenses
  Investment Advisory Services Fees.............................      35,759        25,481      11,597        7,966
  Accounting & Transfer Agent Fees..............................         579           292         389          192
  Custodian Fees................................................         174            97          75          322
  Filing Fees...................................................         246            96         103           86
  Shareholders' Reports.........................................         315           159         259          155
  Directors'/Trustees' Fees & Expenses..........................          47            25          34           16
  Professional Fees.............................................         194            99         137          117
  Other.........................................................         617           325         443          249
                                                                   ---------     ---------   ---------    ---------
     Total Expenses.............................................      37,931        26,574      13,037        9,103
                                                                   ---------     ---------   ---------    ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)....................          --            --        (755)          --
  Fees Paid Indirectly (Note C).................................          --            --          --          (10)
                                                                   ---------     ---------   ---------    ---------
     Net Expenses...............................................      37,931        26,574      12,282        9,093
                                                                   ---------     ---------   ---------    ---------
  Net Investment Income (Loss)..................................     112,326        41,868     187,615       86,418
                                                                   ---------     ---------   ---------    ---------
Realized and Unrealized Gain (Loss).............................
  Net Realized Gain (Loss) on:
    Investment Securities Sold..................................     532,485       283,555     119,527      (50,887)
    Futures.....................................................          --        (2,258)         --          769
    Foreign Currency Transactions...............................          --            --          --         (528)
    In-Kind Redemptions.........................................      28,254        12,861     258,319       33,199
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................    (457,527)     (281,159)   (219,248)    (155,643)
    Translation of Foreign Currency Denominated Amounts.........          --            --          --          142
                                                                   ---------     ---------   ---------    ---------
  Net Realized and Unrealized Gain (Loss).......................     103,212        12,999     158,598     (172,948)
                                                                   ---------     ---------   ---------    ---------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.....................................................   $ 215,538     $  54,867   $ 346,213    $ (86,530)
                                                                   =========     =========   =========    =========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                                      International  Japanese  Asia Pacific
                                                                        International     Small       Small       Small
                                                                         Core Equity     Company     Company     Company
                                                                          Portfolio    Portfolio*   Portfolio*  Portfolio*
                                                                        ------------- ------------- ---------- ------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Companies:
  Dividends (Net of Foreign Taxes Withheld of $0, $17,982, $855 and
   $206, respectively).................................................          --     $ 236,159    $ 7,736     $ 10,001
  Income from Securities Lending.......................................          --        20,345        856          760
  Expenses Allocated from Affiliated Investment Companies..............          --       (11,146)      (600)        (335)
                                                                          ---------     ---------    -------     --------
     Total Net Investment Income Received from Affiliated
      Investment Companies.............................................          --       245,358      7,992       10,426
                                                                          ---------     ---------    -------     --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $31,890, $0, $0 and $0,
   respectively).......................................................   $ 387,187            17         --           --
  Income from Securities Lending.......................................      18,773            --         --           --
                                                                          ---------     ---------    -------     --------
     Total Investment Income...........................................     405,960            17         --           --
                                                                          ---------     ---------    -------     --------
Fund Expenses
  Investment Advisory Services Fees....................................      47,090        10,284        647          282
  Administrative Services Fees.........................................          --        25,866      1,386          794
  Accounting & Transfer Agent Fees.....................................         770            54          4            3
  Custodian Fees.......................................................       1,570             2         --           --
  Filing Fees..........................................................         531           158         19           19
  Shareholders' Reports................................................         408           311          8            8
  Directors'/Trustees' Fees & Expenses.................................          61            43          2            2
  Professional Fees....................................................         340            42          1            1
  Other................................................................         932           491         30           18
                                                                          ---------     ---------    -------     --------
     Total Expenses....................................................      51,702        37,251      2,097        1,127
                                                                          ---------     ---------    -------     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C)..................................          --            --       (129)         (56)
  Fees Paid Indirectly (Note C)........................................         (72)           --         --           --
                                                                          ---------     ---------    -------     --------
  Net Expenses.........................................................      51,630        37,251      1,968        1,071
                                                                          ---------     ---------    -------     --------
  Net Investment Income (Loss).........................................     354,330       208,124      6,024        9,355
                                                                          ---------     ---------    -------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.........................................       4,776       376,613     12,888       (2,042)
    Futures............................................................          --        (4,583)        --           --
    Foreign Currency Transactions......................................      (2,904)       (2,876)      (355)        (202)
    In-Kind Redemptions................................................     163,544            --         --           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................    (679,030)     (293,604)    20,984      (43,082)
    Futures............................................................          --           (22)        --           --
    Translation of Foreign Currency Denominated Amounts................         330           344         68           (3)
                                                                          ---------     ---------    -------     --------
  Net Realized and Unrealized Gain (Loss)..............................    (513,284)       75,872     33,585      (45,329)
                                                                          ---------     ---------    -------     --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations............................................................   $(158,954)    $ 283,996    $39,609     $(35,974)
                                                                          =========     =========    =======     ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                   United                    DFA                       DFA
                                                                  Kingdom   Continental International DFA Global  International
                                                                   Small       Small     Real Estate  Real Estate   Small Cap
                                                                  Company     Company    Securities   Securities      Value
                                                                 Portfolio* Portfolio*    Portfolio    Portfolio    Portfolio
                                                                 ---------- ----------- ------------- ----------- -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Company:
  Dividends (Net of Foreign Taxes Withheld of $0, $791, $0, $0
   and $0, respectively)........................................   $1,243     $ 5,436            --          --            --
  Income from Securities Lending................................       21         728            --          --            --
  Expenses Allocated from Affiliated Investment Company.........      (40)       (298)           --          --            --
                                                                   ------     -------     ---------    --------     ---------
    Total Net Investment Income Received from Affiliated
     Investment Company.........................................    1,224       5,866            --          --            --
                                                                   ------     -------     ---------    --------     ---------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $15,269,
   $0 and $21,633, respectively)................................       --          --     $ 127,870    $ 10,901     $ 305,219
  Income Distributions Received from Affiliated Investment
   Companies....................................................       --          --            --     145,117            --
  Income from Securities Lending................................       --          --         2,505          64        18,981
                                                                   ------     -------     ---------    --------     ---------
    Total Fund Investment Income................................       --          --       130,375     156,082       324,200
                                                                   ------     -------     ---------    --------     ---------
Fund Expenses
  Investment Advisory Services Fees.............................       51         390         9,270       8,217        80,364
  Administrative Services Fees..................................      100         620            --          --            --
  Accounting & Transfer Agent Fees..............................        3           2           200          24           708
  Custodian Fees................................................       --          --           376           8         1,867
  Filing Fees...................................................       15          30           131         176           245
  Shareholders' Reports.........................................        3           8           126         200           413
  Directors'/Trustees' Fees & Expenses..........................       --           1            15          17            58
  Professional Fees.............................................        2           1            85          23           303
  Other.........................................................        3          12           208         187           886
                                                                   ------     -------     ---------    --------     ---------
    Total Expenses..............................................      177       1,064        10,411       8,852        84,844
                                                                   ------     -------     ---------    --------     ---------
  Fees (Waived), (Expenses Reimbursed), and/or
   Previously Waived Fees Recovered by Advisor
   (Note C).....................................................      (11)        (78)           --      (7,007)           --
  Fees Paid Indirectly (Note C).................................       --          --           (16)         --           (32)
                                                                   ------     -------     ---------    --------     ---------
  Net Expenses..................................................      166         986        10,395       1,845        84,812
                                                                   ------     -------     ---------    --------     ---------
  Net Investment Income (Loss)..................................    1,058       4,880       119,980     154,237       239,388
                                                                   ------     -------     ---------    --------     ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
   Investment Securities Sold...................................    2,661       7,314       (17,379)        188       203,049
   Affiliated Investment Companies Shares Sold..................       --          --            --      (1,351)           --
   Futures......................................................       --        (267)           --          --        (5,555)
   Foreign Currency Transactions................................        3         (64)       (1,791)         --        (4,926)
   In-Kind Redemptions..........................................       --          --            --          --       193,547
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...................     (569)      7,186      (116,739)     43,036      (244,703)
   Affiliated Investment Companies Shares.......................       --          --            --     (78,977)           --
   Futures......................................................       --           3            --          --            --
   Translation of Foreign Currency Denominated Amounts..........        1          (4)          284          --         1,015
                                                                   ------     -------     ---------    --------     ---------
  Net Realized and Unrealized Gain (Loss).......................    2,096      14,168      (135,625)    (37,104)      142,427
                                                                   ------     -------     ---------    --------     ---------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.....................................................   $3,154     $19,048     $ (15,645)   $117,133     $ 381,815
                                                                   ======     =======     =========    ========     =========

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                                      World ex U.S.
                                                          International World ex U.S.   Targeted    World ex U.S. World Core
                                                          Vector Equity     Value         Value      Core Equity    Equity
                                                            Portfolio    Portfolio*    Portfolio*     Portfolio   Portfolio*
                                                          ------------- ------------- ------------- ------------- ----------
Investment Income
  Net Investment Income Allocated from Affiliated
   Investment Companies:
  Dividends (Net of Foreign Taxes Withheld of $0, $354,
   $205, $0 and $0, respectively)........................         --      $  3,750      $  1,435      $    603          --
  Income Distributions Received from Affiliated
   Investment Companies..................................         --           205         2,306            --     $ 2,837
  Income from Securities Lending.........................         --           138           139            --          --
  Expenses Allocated from Affiliated Investment
   Companies.............................................         --          (239)          (89)           --          --
                                                            --------      --------      --------      --------     -------
    Total Net Investment Income Received from
     Affiliated Investment Companies.....................         --         3,854         3,791           603       2,837
                                                            --------      --------      --------      --------     -------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $3,513,
   $0, $41, $2,034 and $0, respectively).................   $ 43,258            --           559        21,944           1
  Income from Securities Lending.........................      2,288            --            26           902          --
                                                            --------      --------      --------      --------     -------
    Total Investment Income..............................     45,546            --           585        23,449           1
                                                            --------      --------      --------      --------     -------
Fund Expenses
  Investment Advisory Services Fees......................      6,833           609         1,181         3,142         430
  Accounting & Transfer Agent Fees.......................        101             2             5            46           4
  Custodian Fees.........................................        291            --             3           473           1
  Filing Fees............................................         90            24            42           123          32
  Shareholders' Reports..................................         85             4             7            46           3
  Directors'/Trustees' Fees & Expenses...................          7             1             1             2          --
  Professional Fees......................................         34             4             5            18           1
  Other..................................................        126             7            13            35           8
                                                            --------      --------      --------      --------     -------
    Total Expenses.......................................      7,567           651         1,257         3,885         479
                                                            --------      --------      --------      --------     -------
  Fees (Waived), (Expenses Reimbursed), and/or
   Previously Waived Fees Recovered by Advisor
   (Note C)..............................................         --          (281)         (839)         (418)       (429)
  Fees Paid Indirectly (Note C)..........................         (8)           --            (2)          (11)         --
                                                            --------      --------      --------      --------     -------
  Net Expenses...........................................      7,559           370           416         3,456          50
                                                            --------      --------      --------      --------     -------
  Net Investment Income (Loss)...........................     37,987         3,484         3,960        19,993       2,788
                                                            --------      --------      --------      --------     -------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated
   Investment Companies..................................         --           169         1,932            --         171
  Net Realized Gain (Loss) on:
   Investment Securities Sold............................      5,992            --          (356)          534          --
   Affiliated Investment Companies Shares Sold...........         --         1,061       (13,958)       (9,894)       (905)
   Futures...............................................         --            --          (347)          171          --
   Foreign Currency Transactions.........................       (490)          (65)         (169)         (238)         --
   In-Kind Redemptions...................................     10,623            --            --            --          --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency............    (79,483)           --         8,649       (56,453)         --
   Affiliated Investment Companies Shares................         --       (16,458)       (6,911)        2,100      (4,000)
   Translation of Foreign Currency Denominated
    Amounts..............................................         54             7            (2)          (13)         --
                                                            --------      --------      --------      --------     -------
  Net Realized and Unrealized Gain (Loss)................    (63,304)      (15,286)      (11,162)      (63,793)     (4,734)
                                                            --------      --------      --------      --------     -------
Net Increase (Decrease) in Net Assets Resulting
 from Operations.........................................   $(25,317)     $(11,802)     $ (7,202)     $(43,800)    $(1,946)
                                                            ========      ========      ========      ========     =======

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                    Selectively              Emerging    Emerging     Emerging
                                                                      Hedged      Emerging   Markets     Markets    Markets Core
                                                                   Global Equity  Markets   Small Cap     Value        Equity
                                                                     Portfolio   Portfolio* Portfolio*  Portfolio*   Portfolio
                                                                   ------------- ---------- ---------- -----------  ------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Companies:
  Dividends (Net of Foreign Taxes Withheld of $0, $14,265,
   $14,169, $64,712 and $0, respectively).........................         --    $ 100,258  $ 113,812  $   427,851           --
  Income from Securities Lending..................................         --        5,746     32,202       31,014           --
  Expenses Allocated from Affiliated Investment Companies.........         --       (6,573)   (13,417)     (26,115)          --
                                                                      -------    ---------  ---------  -----------  -----------
    Total Net Investment Income Received from Affiliated
     Investment Companies.........................................         --       99,431    132,597      432,750           --
                                                                      -------    ---------  ---------  -----------  -----------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $0, $0
   and $52,606, respectively).....................................    $     8           --         --           --  $   376,751
  Income Distributions Received from Affiliated Investment
   Companies......................................................      3,868           --         --           --           --
  Income from Securities Lending..................................         --           --         --           --       44,994
                                                                      -------    ---------  ---------  -----------  -----------
    Total Fund Investment Income..................................      3,876           --         --           --      421,745
                                                                      -------    ---------  ---------  -----------  -----------
Fund Expenses
  Investment Advisory Services Fees...............................        583        6,014      8,840       21,198       86,533
  Administrative Services Fees....................................         --       11,841     16,666       51,318           --
  Accounting & Transfer Agent Fees................................          4           27         33          105          899
  Custodian Fees..................................................          1           --         --           --        6,783
  Shareholder Servicing Fees -- Class R2 Shares...................         --           --         --          237           --
  Filing Fees.....................................................         31          169        156          145          410
  Shareholders' Reports...........................................          7          193        135          365          552
  Directors'/Trustees' Fees & Expenses............................          1           20         24           89           77
  Professional Fees...............................................          3           14         17           57          549
  Other...........................................................          9          220        302          959        1,176
                                                                      -------    ---------  ---------  -----------  -----------
    Total Expenses................................................        639       18,498     26,173       74,473       96,979
                                                                      -------    ---------  ---------  -----------  -----------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)......................       (508)      (1,203)    (2,720)      (4,240)          --
  Fees Paid Indirectly (Note C)...................................         --           --         --           --          (94)
                                                                      -------    ---------  ---------  -----------  -----------
  Net Expenses....................................................        131       17,295     23,453       70,233       96,885
                                                                      -------    ---------  ---------  -----------  -----------
  Net Investment Income (Loss)....................................      3,745       82,136    109,144      362,517      324,860
                                                                      -------    ---------  ---------  -----------  -----------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment
   Companies......................................................        469           --         --           --           --
  Net Realized Gain (Loss) on:
   Investment Securities Sold**...................................         --      (98,317)    46,152     (409,296)    (327,586)
   Affiliated Investment Companies Shares Sold....................       (251)          --         --           --           --
   Futures........................................................       (402)       2,417         --           --           --
   Foreign Currency Transactions..................................      3,159       (2,155)    (4,493)      (7,810)      (8,472)
   In-Kind Redemptions............................................         --           --         --           --       29,647
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.....................         --     (669,787)  (681,504)  (3,279,764)  (2,517,402)
   Affiliated Investment Companies Shares.........................     (9,320)          --         --           --           --
   Futures........................................................        701            4         --           --           --
   Translation of Foreign Currency Denominated Amounts............       (530)         (93)      (237)         107         (300)
                                                                      -------    ---------  ---------  -----------  -----------
  Net Realized and Unrealized Gain (Loss).........................     (6,174)    (767,931)  (640,082)  (3,696,763)  (2,824,113)
                                                                      -------    ---------  ---------  -----------  -----------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.......................................................    $(2,429)   $(685,795) $(530,938) $(3,334,246) $(2,499,253)
                                                                      =======    =========  =========  ===========  ===========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                Enhanced U.S. Large U.S. Large Cap Equity   U.S. Large Cap Value
                                                 Company Portfolio       Portfolio                Portfolio
                                                ------------------  -------------------   ------------------------
                                                  Year      Year       Year       Year        Year         Year
                                                 Ended     Ended      Ended      Ended       Ended        Ended
                                                Oct. 31,  Oct. 31,   Oct. 31,   Oct. 31,    Oct. 31,     Oct. 31,
                                                  2015      2014       2015       2014        2015         2014
                                                --------  --------  ---------   --------  -----------  -----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................. $  1,130  $  1,136  $   9,255   $  3,451  $   317,704  $   238,575
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................    4,580       643     (1,560)       563      681,400      600,495
    Futures....................................   15,372    31,175        (12)        --          (35)          --
    Foreign Currency Transactions..............      629      (151)        --         --           --           --
    In-Kind Redemptions........................       --        --     10,024         --           --           --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................   (4,379)      332     (4,105)    24,836     (815,432)   1,088,709
    Futures....................................   (6,271)     (852)        --         --            4           --
    Translation of Foreign Currency
     Denominated Amounts.......................     (191)      408         --         --           --           --
                                                --------  --------  ---------   --------  -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................   10,870    32,691     13,602     28,850      183,641    1,927,779
                                                --------  --------  ---------   --------  -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................     (799)     (903)    (8,112)    (3,170)    (302,945)    (230,364)
  Net Short-Term Gains:
    Institutional Class Shares.................  (10,591)       --       (285)       (40)          --           --
  Net Long-Term Gains:
    Institutional Class Shares.................  (16,610)       --       (266)        --      (86,223)          --
                                                --------  --------  ---------   --------  -----------  -----------
     Total Distributions.......................  (28,000)     (903)    (8,663)    (3,210)    (389,168)    (230,364)
                                                --------  --------  ---------   --------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued................................   39,673    36,703    595,263    134,371    3,716,590    3,477,302
  Shares Issued in Lieu of Cash Distributions..   24,405       757      8,492      3,180      359,045      209,934
  Shares Redeemed..............................  (60,026)  (65,369)  (184,505)   (23,643)  (3,209,154)  (2,200,742)
                                                --------  --------  ---------   --------  -----------  -----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    4,052   (27,909)   419,250    113,908      866,481    1,486,494
                                                --------  --------  ---------   --------  -----------  -----------
     Total Increase (Decrease) in Net
      Assets...................................  (13,078)    3,879    424,189    139,548      660,954    3,183,909
Net Assets
  Beginning of Period..........................  216,719   212,840    274,955    135,407   15,146,981   11,963,072
                                                --------  --------  ---------   --------  -----------  -----------
  End of Period................................ $203,641  $216,719  $ 699,144   $274,955  $15,807,935  $15,146,981
                                                ========  ========  =========   ========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued................................    3,122     2,890     46,215     11,205      110,785      108,157
  Shares Issued in Lieu of Cash Distributions..    2,085        60        675        265       10,996        6,479
  Shares Redeemed..............................   (4,848)   (5,263)   (14,242)    (1,962)     (95,477)     (68,360)
                                                --------  --------  ---------   --------  -----------  -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................      359    (2,313)    32,648      9,508       26,304       46,276
                                                ========  ========  =========   ========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)....................................... $     48  $    149  $   1,341   $    502  $    29,922  $    32,662

----------
See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                             U.S. Targeted Value      U.S. Small Cap Value
                                                  Portfolio                 Portfolio         U.S. Core Equity 1 Portfolio
                                           -----------------------  ------------------------  ---------------------------
                                               Year        Year         Year         Year         Year           Year
                                              Ended       Ended        Ended        Ended        Ended          Ended
                                             Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,       Oct. 31,
                                               2015        2014         2015         2014         2015           2014
                                           -----------  ----------  -----------  -----------   -----------   -----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $    81,463  $   44,264  $   140,359  $    70,490  $   209,655    $   146,885
   Net Realized Gain (Loss) on:
   Investment Securities Sold.............     315,026     262,739      522,294      462,894      164,919         51,551
   Futures................................        (296)         --       (2,510)     (12,757)          --             --
   In-Kind Redemptions....................          --          --       12,630           --       48,790             --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities..................    (527,329)    116,751   (1,025,518)     404,462      (56,468)     1,034,068
                                           -----------  ----------  -----------  -----------   -----------   -----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    (131,136)    423,754     (352,745)     925,089      366,896      1,232,504
                                           -----------  ----------  -----------  -----------   -----------   -----------
Distributions From:
  Net Investment Income:
   Class R1 Shares........................        (374)        (80)          --           --           --             --
   Class R2 Shares........................      (1,058)       (330)          --           --           --             --
   Institutional Class Shares.............     (74,793)    (37,254)    (130,190)     (63,952)    (200,298)      (135,714)
  Net Short-Term Gains:
   Class R1 Shares........................         (49)        (32)          --           --           --             --
   Class R2 Shares........................        (144)        (84)          --           --           --             --
   Institutional Class Shares.............      (9,156)    (13,954)          --       (2,510)          --             --
  Net Long-Term Gains:
   Class R1 Shares........................      (1,235)       (544)          --           --           --             --
   Class R2 Shares........................      (3,653)     (1,417)          --           --           --             --
   Institutional Class Shares.............    (233,022)   (235,328)    (427,115)    (443,795)     (49,469)       (34,892)
                                           -----------  ----------  -----------  -----------   -----------   -----------
     Total Distributions..................    (323,484)   (289,023)    (557,305)    (510,257)    (249,767)      (170,606)
                                           -----------  ----------  -----------  -----------   -----------   -----------
Capital Share Transactions (1):
  Shares Issued...........................   2,861,668   1,893,177    2,562,626    2,936,905    4,137,187      3,297,271
  Shares Issued in Lieu of Cash
   Distributions..........................     306,474     271,172      501,839      463,121      236,854        161,062
  Shares Redeemed.........................  (1,140,962)   (921,922)  (1,986,459)  (1,829,533)  (1,996,226)    (1,305,580)
                                           -----------  ----------  -----------  -----------   -----------   -----------
     Net Increase (Decrease) from
      Capital Share Transactions..........   2,027,180   1,242,427    1,078,006    1,570,493    2,377,815      2,152,753
                                           -----------  ----------  -----------  -----------   -----------   -----------
     Total Increase (Decrease) in Net
      Assets..............................   1,572,560   1,377,158      167,956    1,985,325    2,494,944      3,214,651
Net Assets
  Beginning of Year.......................   5,590,907   4,213,749   11,512,306    9,526,981   10,780,830      7,566,179
                                           -----------  ----------  -----------  -----------   -----------   -----------
  End of Year............................. $ 7,163,467  $5,590,907  $11,680,262  $11,512,306  $13,275,774    $10,780,830
                                           ===========  ==========  ===========  ===========   ===========   ===========
(1) Shares Issued and Redeemed:
  Shares Issued...........................     127,780      83,026       73,971       83,520      230,659        195,985
  Shares Issued in Lieu of Cash
   Distributions..........................      14,559      12,467       15,227       13,724       13,516          9,673
  Shares Redeemed.........................     (51,364)    (40,542)     (57,511)     (52,171)    (111,260)       (77,540)
                                           -----------  ----------  -----------  -----------   -----------   -----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed............................      90,975      54,951       31,688       45,073      132,915        128,118
                                           ===========  ==========  ===========  ===========   ===========   ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)....................... $     8,044  $    6,119  $     6,188  $     3,960  $    21,625    $    19,703

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                       U.S. Core Equity 2 Portfolio U.S. Vector Equity Portfolio U.S. Small Cap Portfolio
                                       ---------------------------  ---------------------------  ------------------------
                                           Year           Year         Year           Year           Year         Year
                                          Ended          Ended        Ended          Ended          Ended        Ended
                                         Oct. 31,       Oct. 31,     Oct. 31,       Oct. 31,       Oct. 31,     Oct. 31,
                                           2015           2014         2015           2014           2015         2014
                                        -----------   -----------    ----------     ----------   -----------  -----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)........ $   239,037    $   177,308   $   54,509     $   40,510    $   112,326  $    72,117
  Net Realized Gain (Loss) on:
    Investment Securities Sold........     305,920         91,185      127,309        115,011        532,485      281,378
    Futures...........................       1,793             --         (811)            --             --           --
    In-Kind Redemptions...............          --             --           --             --         28,254           --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities.............    (307,072)     1,187,562     (193,154)       197,283       (457,527)     332,001
                                        -----------   -----------    ----------     ----------   -----------  -----------
     Net Increase (Decrease) in
      Net Assets Resulting from
      Operations......................     239,678      1,456,055      (12,147)       352,804        215,538      685,496
                                        -----------   -----------    ----------     ----------   -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares........    (228,075)      (165,687)     (51,799)       (37,709)      (105,110)     (65,689)
  Net Short-Term Gains:
    Institutional Class Shares........          --         (4,518)          --         (1,492)            --      (19,821)
  Net Long-Term Gains:
    Institutional Class Shares........     (89,857)       (98,745)    (109,045)       (38,966)      (268,312)    (218,795)
                                        -----------   -----------    ----------     ----------   -----------  -----------
     Total Distributions..............    (317,932)      (268,950)    (160,844)       (78,167)      (373,422)    (304,305)
                                        -----------   -----------    ----------     ----------   -----------  -----------
Capital Share Transactions (1):
  Shares Issued.......................   4,082,819      2,965,961      848,464        798,485      2,815,856    2,450,541
  Shares Issued in Lieu of Cash
   Distributions......................     313,194        265,683      159,804         77,784        351,264      285,840
  Shares Redeemed.....................  (2,036,371)    (1,489,137)    (685,067)      (543,429)    (1,640,410)  (1,316,683)
                                        -----------   -----------    ----------     ----------   -----------  -----------
     Net Increase (Decrease) from
      Capital Share
      Transactions....................   2,359,642      1,742,507      323,201        332,840      1,526,710    1,419,698
                                        -----------   -----------    ----------     ----------   -----------  -----------
     Total Increase (Decrease) in
      Net Assets......................   2,281,388      2,929,612      150,210        607,477      1,368,826    1,800,889
Net Assets
  Beginning of Year...................  12,919,176      9,989,564    3,501,319      2,893,842      9,247,716    7,446,827
                                        -----------   -----------    ----------     ----------   -----------  -----------
  End of Year......................... $15,200,564    $12,919,176   $3,651,529     $3,501,319    $10,616,542  $ 9,247,716
                                        ===========   ===========    ==========     ==========   ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued.......................     234,298        178,876       51,015         48,426         90,041       80,252
  Shares Issued in Lieu of Cash
   Distributions......................      18,413         16,353       10,033          4,849         11,800        9,623
  Shares Redeemed.....................    (116,908)       (89,926)     (41,495)       (33,059)       (52,277)     (43,155)
                                        -----------   -----------    ----------     ----------   -----------  -----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed........................     135,803        105,303       19,553         20,216         49,563       46,720
                                        ===========   ===========    ==========     ==========   ===========  ===========
Undistributed Net Investment
 Income (Distributions in Excess
 of Net Investment Income)............ $    25,434    $    22,013   $    4,454     $    4,499    $     7,767  $     5,881

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                    DFA Real Estate Securities Large Cap International
                                           U.S. Micro Cap Portfolio        Portfolio                  Portfolio
                                           ----------------------   -------------------------  ----------------------
                                              Year         Year         Year         Year         Year        Year
                                             Ended        Ended        Ended        Ended        Ended       Ended
                                            Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                              2015         2014         2015         2014         2015        2014
                                           ----------   ----------  -----------   ----------   ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   41,868   $   33,465  $   187,615   $  135,078   $   86,418  $  100,146
  Net Realized Gain (Loss) on:
    Investment Securities Sold............    283,555      293,787      119,527       51,264      (50,887)     (5,883)
    Futures...............................     (2,258)        (692)          --         (553)         769          --
    Foreign Currency Transactions.........         --           --           --           --         (528)     (1,034)
    In-Kind Redemptions...................     12,861           --      258,319           --       33,199          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................   (281,159)      40,078     (219,248)     857,969     (155,643)    (85,773)
    Translation of Foreign Currency
     Denominated Amounts..................         --           --           --           --          142        (232)
                                           ----------   ----------  -----------   ----------   ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................     54,867      366,638      346,213    1,043,758      (86,530)      7,224
                                           ----------   ----------  -----------   ----------   ----------  ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares............    (39,933)     (30,943)    (220,092)    (156,934)     (85,101)    (98,177)
  Net Short-Term Gains:
    Institutional Class Shares............         --      (12,783)          --           --           --          --
  Net Long-Term Gains:
    Institutional Class Shares............   (278,652)    (200,738)          --           --           --          --
                                           ----------   ----------  -----------   ----------   ----------  ----------
     Total Distributions..................   (318,585)    (244,464)    (220,092)    (156,934)     (85,101)    (98,177)
                                           ----------   ----------  -----------   ----------   ----------  ----------
Capital Share Transactions (1):
  Shares Issued...........................    657,708      732,739    1,268,079    1,531,390    1,019,845     711,014
  Shares Issued in Lieu of Cash
   Distributions..........................    296,069      228,631      216,090      154,320       76,483      89,712
  Shares Redeemed.........................   (711,995)    (750,348)  (1,664,857)    (642,193)    (902,210)   (337,040)
                                           ----------   ----------  -----------   ----------   ----------  ----------
     Net Increase (Decrease) from
      Capital Share Transactions..........    241,782      211,022     (180,688)   1,043,517      194,118     463,686
                                           ----------   ----------  -----------   ----------   ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    (21,936)     333,196      (54,567)   1,930,341       22,487     372,733
Net Assets
  Beginning of Year.......................  5,029,027    4,695,831    6,607,759    4,677,418    3,127,847   2,755,114
                                           ----------   ----------  -----------   ----------   ----------  ----------
  End of Year............................. $5,007,091   $5,029,027  $ 6,553,192   $6,607,759   $3,150,334  $3,127,847
                                           ==========   ==========  ===========   ==========   ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued...........................     33,975       37,333       38,538       53,449       48,288      31,887
  Shares Issued in Lieu of Cash
   Distributions..........................     16,153       11,975        6,758        5,604        3,639       3,956
  Shares Redeemed.........................    (36,869)     (38,226)     (51,930)     (22,496)     (42,081)    (15,048)
                                           ----------   ----------  -----------   ----------   ----------  ----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed............................     13,259       11,082       (6,634)      36,557        9,846      20,795
                                           ==========   ==========  ===========   ==========   ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)....................... $    2,845   $    2,541  $      (120)  $   23,541   $    8,542  $    7,583

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                         International Core Equity    International Small    Japanese Small Company
                                                 Portfolio             Company Portfolio          Portfolio
                                         ------------------------  ------------------------  ---------------------
                                             Year         Year         Year         Year        Year       Year
                                            Ended        Ended        Ended        Ended       Ended      Ended
                                           Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,   Oct. 31,
                                             2015         2014         2015         2014        2015       2014
                                         -----------  -----------  -----------  -----------  ---------   --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......... $   354,330  $   335,306  $   208,124  $   194,864  $   6,024   $  5,501
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........       4,776     (183,788)     376,613      303,846     12,888      9,738
    Futures.............................          --           --       (4,583)        (945)        --         --
    Foreign Currency Transactions.......      (2,904)      (1,661)      (2,876)        (909)      (355)      (118)
    In-Kind Redemptions.................     163,544           --           --           --         --         --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and
     Foreign Currency...................    (679,030)    (293,395)    (293,604)    (612,635)    20,984     (8,349)
    Futures.............................          --           --          (22)          --         --         --
    Translation of Foreign Currency
     Denominated Amounts................         330         (699)         344         (606)        68       (112)
                                         -----------  -----------  -----------  -----------  ---------   --------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations........................    (158,954)    (144,237)     283,996     (116,385)    39,609      6,660
                                         -----------  -----------  -----------  -----------  ---------   --------
Distributions From:
  Net Investment Income:
    Institutional Class Shares..........    (367,607)    (320,068)    (208,535)    (190,299)    (7,758)   (11,539)
  Net Short-Term Gains:
    Institutional Class Shares..........          --           --      (27,069)     (27,834)        --         --
  Net Long-Term Gains:
    Institutional Class Shares..........          --           --     (250,320)    (211,626)        --         --
                                         -----------  -----------  -----------  -----------  ---------   --------
     Total Distributions................    (367,607)    (320,068)    (485,924)    (429,759)    (7,758)   (11,539)
                                         -----------  -----------  -----------  -----------  ---------   --------
Capital Share Transactions (1):
  Shares Issued.........................   5,383,645    4,323,558    1,961,417    1,513,008     20,159    176,108
  Shares Issued in Lieu of Cash
   Distributions........................     349,000      309,979      472,853      418,230      7,251     10,648
  Shares Redeemed.......................  (3,080,058)  (1,383,156)  (1,753,367)  (1,061,294)  (103,454)   (87,819)
                                         -----------  -----------  -----------  -----------  ---------   --------
     Net Increase (Decrease) from
      Capital Share
      Transactions......................   2,652,587    3,250,381      680,903      869,944    (76,044)    98,937
                                         -----------  -----------  -----------  -----------  ---------   --------
     Total Increase (Decrease) in
      Net Assets........................   2,126,026    2,786,076      478,975      323,800    (44,193)    94,058
Net Assets
  Beginning of Year.....................  12,294,542    9,508,466    8,844,517    8,520,717    508,190    414,132
                                         -----------  -----------  -----------  -----------  ---------   --------
  End of Year........................... $14,420,568  $12,294,542  $ 9,323,492  $ 8,844,517  $ 463,997   $508,190
                                         ===========  ===========  ===========  ===========  =========   ========
(1) Shares Issued and Redeemed:
  Shares Issued.........................     449,331      340,141      110,551       78,077      1,017      9,215
  Shares Issued in Lieu of Cash
   Distributions........................      29,177       23,911       28,178       22,420        406        579
  Shares Redeemed.......................    (256,979)    (108,799)     (99,058)     (54,917)    (5,278)    (4,681)
                                         -----------  -----------  -----------  -----------  ---------   --------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed..........................     221,528      255,253       39,671       45,580     (3,855)     5,113
                                         ===========  ===========  ===========  ===========  =========   ========
Undistributed Net Investment
 Income (Distributions in Excess
 of Net Investment Income).............. $    17,301  $    40,713  $    34,648  $    36,226  $   1,497   $  2,523

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                   Asia Pacific Small Company United Kingdom Small Continental Small Company
                                                        Portfolio             Company Portfolio         Portfolio
                                                   -------------------------  -------------------  ------------------------
                                                                                          Year
                                                      Year         Year         Year      Ended      Year         Year
                                                     Ended        Ended        Ended      Oct.      Ended        Ended
                                                    Oct. 31,     Oct. 31,     Oct. 31,     31,     Oct. 31,     Oct. 31,
                                                      2015         2014         2015      2014       2015         2014
                                                    ---------    --------     --------   -------   --------     --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................... $   9,355     $ 13,132     $ 1,058    $   952   $  4,880     $  3,584
  Net Realized Gain (Loss) on:
   Investment Securities Sold*....................    (2,042)         227       2,661      2,353      7,314        5,664
   Futures........................................        --           --          --         --       (267)         (53)
   Foreign Currency Transactions..................      (202)          --           3         (4)       (64)         (20)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency......................................   (43,082)     (25,748)       (569)    (2,920)     7,186      (13,937)
   Futures........................................        --           --          --         --          3           --
   Translation of Foreign Currency Denominated
    Amounts.......................................        (3)          (4)          1         (1)        (4)          (9)
                                                    ---------     --------    -------    -------    --------     --------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations....................   (35,974)     (12,393)      3,154        380     19,048       (4,771)
                                                    ---------     --------    -------    -------    --------     --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.....................   (16,487)     (12,860)     (1,011)      (919)    (4,771)      (3,660)
  Net Short-Term Gains:
   Institutional Class Shares.....................        --           --         (57)        --         --           --
  Net Long-Term Gains:
   Institutional Class Shares.....................        --           --      (2,151)      (406)        --           --
                                                    ---------     --------    -------    -------    --------     --------
    Total Distributions...........................   (16,487)     (12,860)     (3,219)    (1,325)    (4,771)      (3,660)
                                                    ---------     --------    -------    -------    --------     --------
Capital Share Transactions (1):
  Shares Issued...................................    13,081       80,887       4,028      5,784    112,313       23,560
  Shares Issued in Lieu of Cash Distributions.....    15,524       12,189       2,521      1,013      4,167        3,003
  Shares Redeemed.................................  (139,991)     (34,872)     (5,897)    (7,898)   (21,694)     (19,977)
                                                    ---------     --------    -------    -------    --------     --------
    Net Increase (Decrease) from Capital Share
     Transactions.................................  (111,386)      58,204         652     (1,101)    94,786        6,586
                                                    ---------     --------    -------    -------    --------     --------
    Total Increase (Decrease) in Net Assets.......  (163,847)      32,951         587     (2,046)   109,063       (1,845)
Net Assets
  Beginning of Year...............................   364,117      331,166      35,050     37,096    168,961      170,806
                                                    ---------     --------    -------    -------    --------     --------
  End of Year..................................... $ 200,270     $364,117     $35,637    $35,050   $278,024     $168,961
                                                    =========     ========    =======    =======    ========     ========
(1) Shares Issued and Redeemed:
  Shares Issued...................................       643        3,484         117        151      5,532        1,098
  Shares Issued in Lieu of Cash Distributions.....       792          549          78         27        199          133
  Shares Redeemed.................................    (6,841)      (1,459)       (167)      (206)    (1,061)        (926)
                                                    ---------     --------    -------    -------    --------     --------
    Net Increase (Decrease) from Shares
     Issued and Redeemed..........................    (5,406)       2,574          28        (28)     4,670          305
                                                    =========     ========    =======    =======    ========     ========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income).......................................... $      83     $  7,045     $   207    $   106   $    248     $    119

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $1, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           DFA International Real      DFA Global Real Estate   DFA International Small
                                           Estate Securities Portfolio  Securities Portfolio      Cap Value Portfolio
                                           --------------------------  ----------------------  ------------------------
                                              Year          Year          Year        Year         Year         Year
                                             Ended         Ended         Ended       Ended        Ended        Ended
                                            Oct. 31,      Oct. 31,      Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,
                                              2015          2014          2015        2014         2015         2014
                                            ----------    ----------   ----------  ----------  -----------  -----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $  119,980    $  105,809    $  154,237  $   82,794  $   239,388  $   213,214
  Net Realized Gain (Loss) on:
    Investment Securities Sold............    (17,379)        3,629          (188)     (2,790)     203,049      220,979
    Affiliated Investment Companies
     Shares Sold..........................                                 (1,351)
    Futures...............................         --            --            --          --       (5,555)          --
    Foreign Currency Transactions.........     (1,791)         (581)           --          --       (4,926)      (2,193)
    In-Kind Redemptions...................         --            --            --          --      193,547           --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................   (116,739)       99,706       (43,036)    305,008     (244,703)    (457,867)
    Affiliated Investment Companies
     Shares...............................                                (78,977)
    Translation of Foreign Currency
     Denominated Amounts..................        284          (267)           --          --        1,015         (878)
                                            ----------    ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    (15,645)      208,296       117,133     385,012      381,815      (26,745)
                                            ----------    ----------   ----------  ----------  -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares............   (182,724)     (106,263)     (124,281)    (72,036)    (224,376)    (201,006)
  Net Short-Term Gains:
    Institutional Class Shares............         --            --            --          --           --      (38,805)
  Net Long-Term Gains:
    Institutional Class Shares............         --            --            --          --     (207,080)    (127,501)
                                            ----------    ----------   ----------  ----------  -----------  -----------
     Total Distributions..................   (182,724)     (106,263)     (124,281)    (72,036)    (431,456)    (367,312)
                                            ----------    ----------   ----------  ----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...........................    886,775     1,020,832     1,347,820   1,203,232    2,629,814    2,122,914
  Shares Issued in Lieu of Cash
   Distributions..........................    181,249       105,300       121,908      70,668      392,052      335,987
  Shares Redeemed.........................   (417,939)     (298,766)     (708,136)   (364,111)  (2,079,421)  (1,528,972)
                                            ----------    ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) from
      Capital Share Transactions..........    650,085       827,366       761,592     909,789      942,445      929,929
                                            ----------    ----------   ----------  ----------  -----------  -----------
     Total Increase (Decrease) in Net
      Assets..............................    451,716       929,399       754,444   1,222,765      892,804      535,872
Net Assets
  Beginning of Year.......................  3,088,376     2,158,977     3,305,472   2,082,707   11,684,771   11,148,899
                                            ----------    ----------   ----------  ----------  -----------  -----------
  End of Year............................. $3,540,092    $3,088,376    $4,059,916  $3,305,472  $12,577,575  $11,684,771
                                            ==========    ==========   ==========  ==========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued...........................    166,717       190,067       127,842     123,414      135,446      102,419
  Shares Issued in Lieu of Cash
   Distributions..........................     34,991        21,490        11,884       8,208       21,362       16,875
  Shares Redeemed.........................    (79,211)      (56,784)      (67,340)    (37,911)     107,415      (74,184)
                                            ----------    ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed............................    122,497       154,773        72,386      93,711       49,393       45,110
                                            ==========    ==========   ==========  ==========  ===========  ===========
Undistributed Net Investment
 Income (Distributions in Excess of
 Net Investment Income)................... $ (221,598)   $ (153,170)   $   50,527  $   21,784  $    44,763  $    20,577

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                     International Vector Equity World ex U.S. Value World ex U.S. Targeted
                                                            Portfolio                 Portfolio        Value Portfolio
                                                     --------------------------  ------------------  ---------------------
                                                        Year          Year         Year      Year       Year       Year
                                                       Ended         Ended        Ended     Ended      Ended      Ended
                                                      Oct. 31,      Oct. 31,     Oct. 31,  Oct. 31,   Oct. 31,   Oct. 31,
                                                        2015          2014         2015      2014       2015       2014
                                                      ----------    ----------   --------  --------  ---------   --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)...................... $   37,987    $   32,958    $  3,484  $  4,175  $   3,960   $  2,577
  Capital Gain Distributions Received from
   Affiliated Investment Companies..................         --            --         169       157      1,932        983
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.....................      5,992        14,492          --     1,007       (356)    (2,175)
    Affiliated Investment Companies Shares
     Sold...........................................                                1,061              (13,958)
    Futures.........................................         --            --          --         1       (347)         1
    Foreign Currency Transactions...................       (490)         (376)        (65)      (40)      (169)        (9)
    In-Kind Redemptions.............................     10,623            --          --        --         --         --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign Currency......    (79,483)      (66,559)         --    (6,120)     8,649     (4,735)
    Affiliated Investment Companies Shares..........                              (16,458)              (6,911)
    Futures.........................................         --            --          --         1         --         --
    Translation of Foreign Currency Denominated
     Amounts........................................         54           (93)          7       (12)        (2)        --
                                                      ----------    ----------   --------  --------  ---------   --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.....................    (25,317)      (19,578)    (11,802)     (831)    (7,202)    (3,358)
                                                      ----------    ----------   --------  --------  ---------   --------
Distributions From:
  Net Investment Income:
    Institutional Class Shares......................    (36,861)      (31,342)     (3,283)   (4,113)    (3,896)    (2,482)
  Net Short-Term Gains:
    Institutional Class Shares......................     (1,236)         (571)         --        --         --        (48)
  Net Long-Term Gains:
    Institutional Class Shares......................    (10,949)       (7,322)         --        --       (408)    (1,147)
                                                      ----------    ----------   --------  --------  ---------   --------
     Total Distributions............................    (49,046)      (39,235)     (3,283)   (4,113)    (4,304)    (3,677)
                                                      ----------    ----------   --------  --------  ---------   --------
Capital Share Transactions (1):
  Shares Issued.....................................    757,055       399,996      65,656    10,506    204,717     99,296
  Shares Issued in Lieu of Cash Distributions.......     48,618        38,822       3,281     4,102      4,301      3,678
  Shares Redeemed...................................   (441,949)     (165,226)    (12,502)  (13,300)  (120,877)   (40,853)
                                                      ----------    ----------   --------  --------  ---------   --------
     Net Increase (Decrease) from Capital Share
      Transactions..................................    363,724       273,592      56,435     1,308     88,141     62,121
                                                      ----------    ----------   --------  --------  ---------   --------
     Total Increase (Decrease) in Net Assets........    289,361       214,779      41,350    (3,636)    76,635     55,086
Net Assets
  Beginning of Period...............................  1,305,553     1,090,774     113,951   117,587    151,096     96,010
                                                      ----------    ----------   --------  --------  ---------   --------
  End of Period..................................... $1,594,914    $1,305,553    $155,301  $113,951  $ 227,731   $151,096
                                                      ==========    ==========   ========  ========  =========   ========
(1) Shares Issued and Redeemed:
  Shares Issued.....................................     68,272        33,823       6,010       889     17,665      7,921
  Shares Issued in Lieu of Cash Distributions.......      4,463         3,246         303       340        377        299
  Shares Redeemed...................................    (40,404)      (13,983)     (1,167)   (1,114)   (10,646)    (3,412)
                                                      ----------    ----------   --------  --------  ---------   --------
     Net Increase (Decrease) from Shares Issued
      and Redeemed..................................     32,331        23,086       5,146       115      7,396      4,808
                                                      ==========    ==========   ========  ========  =========   ========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)............................................ $    3,889    $    4,680    $    517  $    343  $      10   $    218

----------
See page 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $3, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                     World ex U.S. Core Equity                             Selectively Hedged Global
                                           Portfolio           World Core Equity Portfolio  Equity Portfolio
                                     ------------------------  --------------------------  ------------------------
                                        Year         Year        Year           Year         Year         Year
                                       Ended        Ended       Ended          Ended        Ended        Ended
                                      Oct. 31,     Oct. 31,    Oct. 31,       Oct. 31,     Oct. 31,     Oct. 31,
                                        2015         2014        2015           2014         2015         2014
                                      ----------   --------    --------       --------     --------     --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)...... $   19,993    $  6,084    $  2,788       $   341      $  3,745     $  2,127
  Capital Gain Distributions
   Received from Affiliated
   Investment Companies.............         --          --         171             3           469          342
  Net Realized Gain (Loss) on:
   Investment Securities Sold*......        534        (107)         --           247            --        1,409
   Affiliated Investment
    Companies Shares Sold...........     (9,894)                   (905)                       (251)
   Futures..........................        171          --          --            --          (402)         572
   Foreign Currency
    Transactions....................       (238)         --          --            --         3,159        1,469
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities and
    Foreign Currency................    (56,453)    (13,820)         --        (2,851)           --        1,003
   Affiliated Investment
    Companies Shares................      2,100                  (4,000)                     (9,320)
   Futures..........................         --          --          --            --           701          (82)
   Translation of Foreign
    Currency Denominated
    Amounts.........................        (13)         --          --            --          (530)         610
                                      ----------    --------     --------     -------       --------     --------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations.....................    (43,800)     (7,843)     (1,946)       (2,260)       (2,429)       7,450
                                      ----------    --------     --------     -------       --------     --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.......    (15,824)     (6,099)     (2,667)         (348)       (4,603)      (1,858)
  Net Short-Term Gains:
   Institutional Class Shares.......         --         (64)        (12)          (10)         (365)        (281)
  Net Long-Term Gains:
   Institutional Class Shares.......         --          --        (232)          (14)       (1,915)        (539)
                                      ----------    --------     --------     -------       --------     --------
    Total Distributions.............    (15,824)     (6,163)     (2,911)         (372)       (6,883)      (2,678)
                                      ----------    --------     --------     -------       --------     --------
Capital Share Transactions (1):
  Shares Issued.....................    946,814     312,847     143,661        79,069       130,229       71,131
  Shares Issued in Lieu of Cash
   Distributions....................     15,654       6,153       2,860           372         6,883        2,678
  Shares Redeemed...................   (138,664)    (28,066)    (14,716)       (2,830)      (29,970)     (22,653)
                                      ----------    --------     --------     -------       --------     --------
    Net Increase (Decrease)
     from Capital Share
     Transactions...................    823,804     290,934     131,805        76,611       107,142       51,156
                                      ----------    --------     --------     -------       --------     --------
    Total Increase (Decrease) in
     Net Assets.....................    764,180     276,928     126,948        73,979        97,830       55,928
Net Assets
  Beginning of Period...............    406,648     129,720      75,707         1,728       147,276       91,348
                                      ----------    --------     --------     -------       --------     --------
  End of Period..................... $1,170,828    $406,648    $202,655       $75,707      $245,106     $147,276
                                      ==========    ========     ========     =======       ========     ========
(1) Shares Issued and Redeemed:
  Shares Issued.....................     92,639      28,743      10,926         5,733         9,466        5,123
  Shares Issued in Lieu of Cash
   Distributions....................      1,533         556         220            27           532          205
  Shares Redeemed...................    (13,850)     (2,595)     (1,167)         (216)       (2,213)      (1,662)
                                      ----------    --------     --------     -------       --------     --------
    Net Increase (Decrease)
     from Shares Issued and
     Redeemed.......................     80,322      26,704       9,979         5,544         7,785        3,666
                                      ==========    ========     ========     =======       ========     ========
Undistributed Net Investment
 Income (Distributions in Excess
 of Net Investment Income).......... $    3,451    $     (2)   $    121       $    --      $  5,058     $  3,031

                                     Emerging Markets Portfolio
                                     -------------------------
                                         Year         Year
                                        Ended        Ended
                                       Oct. 31,     Oct. 31,
                                         2015         2014
                                     -----------   ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)...... $    82,136   $   81,253
  Capital Gain Distributions
   Received from Affiliated
   Investment Companies.............          --           --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*......     (98,317)     (24,604)
   Affiliated Investment
    Companies Shares Sold...........
   Futures..........................       2,417           --
   Foreign Currency
    Transactions....................      (2,155)        (658)
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities and
    Foreign Currency................    (669,787)      12,634
   Affiliated Investment
    Companies Shares................
   Futures..........................           4           --
   Translation of Foreign
    Currency Denominated
    Amounts.........................         (93)         (12)
                                     -----------   ----------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations.....................    (685,795)      68,613
                                     -----------   ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.......     (73,891)     (77,881)
  Net Short-Term Gains:
   Institutional Class Shares.......          --           --
  Net Long-Term Gains:
   Institutional Class Shares.......          --      (21,358)
                                     -----------   ----------
    Total Distributions.............     (73,891)     (99,239)
                                     -----------   ----------
Capital Share Transactions (1):
  Shares Issued.....................   2,348,904    1,057,534
  Shares Issued in Lieu of Cash
   Distributions....................      68,708       92,820
  Shares Redeemed...................  (1,410,094)    (701,770)
                                     -----------   ----------
    Net Increase (Decrease)
     from Capital Share
     Transactions...................   1,007,518      448,584
                                     -----------   ----------
    Total Increase (Decrease) in
     Net Assets.....................     247,832      417,958
Net Assets
  Beginning of Period...............   4,073,698    3,655,740
                                     -----------   ----------
  End of Period..................... $ 4,321,530   $4,073,698
                                     ===========   ==========
(1) Shares Issued and Redeemed:
  Shares Issued.....................      98,569       40,611
  Shares Issued in Lieu of Cash
   Distributions....................       3,055        3,453
  Shares Redeemed...................     (59,625)     (26,688)
                                     -----------   ----------
    Net Increase (Decrease)
     from Shares Issued and
     Redeemed.......................      41,999       17,376
                                     ===========   ==========
Undistributed Net Investment
 Income (Distributions in Excess
 of Net Investment Income).......... $     5,762   $    6,653

----------
See page 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                     Emerging Markets Small   Emerging Markets Value     Emerging Markets Core
                                                          Cap Portfolio              Portfolio             Equity Portfolio
                                                     ----------------------  ------------------------  ------------------------
                                                        Year        Year         Year         Year         Year         Year
                                                       Ended       Ended        Ended        Ended        Ended        Ended
                                                      Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                                        2015        2014         2015         2014         2015         2014
                                                     ----------  ----------  -----------  -----------  -----------  -----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)...................... $  109,144  $   89,085  $   362,517  $   447,291  $   324,860  $   302,880
  Net Realized Gain (Loss) on:
   Investment Securities Sold*......................     46,152      98,856     (409,296)    (519,942)    (327,586)    (111,516)
   Futures..........................................         --          --           --          499           --           --
   Foreign Currency Transactions....................     (4,493)       (968)      (7,810)      (4,493)      (8,472)      (2,722)
   In-Kind Redemptions..............................         --          --           --           --       29,647           --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency........................................   (681,504)     21,383   (3,279,764)    (179,006)  (2,517,402)     123,834
   Futures..........................................         --          (4)          --           --           --           --
   Translation of Foreign Currency Denominated
    Amounts.........................................       (237)       (137)         107          (29)        (300)        (212)
                                                     ----------  ----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.....................   (530,938)    208,215   (3,334,246)    (255,680)  (2,499,253)     312,264
                                                     ----------  ----------  -----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Class R2 Shares..................................         --          --       (1,822)      (1,989)          --           --
   Institutional Class Shares.......................    (99,603)    (83,100)    (349,391)    (405,752)    (304,141)    (287,956)
  Net Short-Term Gains:
   Class R2 Shares..................................         --          --           --          (62)          --           --
   Institutional Class Shares.......................     (3,364)         --           --      (11,122)          --           --
  Net Long-Term Gains:
   Class R2 Shares..................................         --          --           --       (1,472)          --           --
   Institutional Class Shares.......................    (88,636)    (63,095)          --     (262,348)          --           --
                                                     ----------  ----------  -----------  -----------  -----------  -----------
     Total Distributions............................   (191,603)   (146,195)    (351,213)    (682,745)    (304,141)    (287,956)
                                                     ----------  ----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.....................................  1,309,981   1,042,130    3,635,785    3,257,115    6,175,578    4,643,693
  Shares Issued in Lieu of Cash Distributions.......    180,085     135,989      332,144      647,473      282,610      266,070
  Shares Redeemed...................................   (782,954)   (421,399)  (4,119,848)  (3,488,728)  (4,525,463)  (2,227,486)
                                                     ----------  ----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) from Capital Share
      Transactions..................................    707,112     756,720     (151,919)     415,860    1,932,725    2,682,277
                                                     ----------  ----------  -----------  -----------  -----------  -----------
     Total Increase (Decrease) in Net Assets........    (15,429)    818,740   (3,837,378)    (522,565)    (870,669)   2,706,585
Net Assets
  Beginning of Year.................................  4,860,603   4,041,863   18,746,342   19,268,907   15,727,547   13,020,962
                                                     ----------  ----------  -----------  -----------  -----------  -----------
  End of Year....................................... $4,845,174  $4,860,603  $14,908,964  $18,746,342  $14,856,878  $15,727,547
                                                     ==========  ==========  ===========  ===========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued.....................................     65,569      49,106      147,429      116,998      339,318      235,819
  Shares Issued in Lieu of Cash Distributions.......      9,583       6,569       14,339       23,036       16,465       12,932
  Shares Redeemed...................................    (40,423)    (20,277)    (164,669)    (124,198)    (255,411)    (113,406)
                                                     ----------  ----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed...........................     34,729      35,398       (2,901)      15,836      100,372      135,345
                                                     ==========  ==========  ===========  ===========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)............................................ $   14,068  $    7,565  $    24,502  $    37,443  $    17,752  $    28,530

----------
* Net of foreign capital gain taxes withheld of $0, $1,357, $0, $0, $0 and $960, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                 Enhanced U.S. Large Company Portfolio         U.S. Large Cap Equity Portfolio
                           ------------------------------------------------  -----------------------------
                                                                                                     Period
                             Year      Year      Year      Year      Year      Year      Year       June 25,
                            Ended     Ended     Ended     Ended     Ended     Ended     Ended      2013(a) to
                           Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,     Oct. 31,
                             2015      2014      2013      2012      2011      2015      2014         2013
-----------------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period...... $  13.65  $  11.70  $   9.29  $   8.15  $   7.53  $  12.65  $  11.07   $  10.00
                           --------  --------  --------  --------  --------  --------  --------   --------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............     0.07      0.07      0.07      0.07      0.07      0.23      0.21       0.06
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........     0.53      1.94      2.42      1.20      0.56      0.21      1.57       1.04
                           --------  --------  --------  --------  --------  --------  --------   --------
   Total from Investment
    Operations............     0.60      2.01      2.49      1.27      0.63      0.44      1.78       1.10
-----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....    (0.05)    (0.06)    (0.08)    (0.13)    (0.01)    (0.21)    (0.20)     (0.03)
 Net Realized Gains.......    (1.66)       --        --        --        --     (0.02)       --         --
                           --------  --------  --------  --------  --------  --------  --------   --------
   Total Distributions....    (1.71)    (0.06)    (0.08)    (0.13)    (0.01)    (0.23)    (0.20)     (0.03)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $  12.54  $  13.65  $  11.70  $   9.29  $   8.15  $  12.86  $  12.65   $  11.07
========================   ========  ========  ========  ========  ========  ========  ========  ==========
Total Return..............     5.25%    17.18%    26.99%    15.84%     8.41%     3.49%    16.19%     11.01%(D)
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $203,641  $216,719  $212,840  $190,011  $171,128  $699,144  $274,955   $135,407
Ratio of Expenses to
 Average Net Assets.......     0.24%     0.23%     0.24%     0.25%     0.26%     0.19%     0.19%      0.19%(C)(E)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)..............     0.24%     0.23%     0.24%     0.25%     0.26%     0.19%     0.20%      0.25%(C)(E)
Ratio of Net Investment
 Income to Average Net
 Assets...................     0.53%     0.55%     0.63%     0.80%     0.86%     1.77%     1.75%      1.58%(C)(E)
Portfolio Turnover Rate...      223%      202%      139%       76%      140%       12%        1%         0%(D)
-----------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                           U.S. Large Cap Value Portfolio
                           -------------------------------------------------------------
                               Year         Year         Year        Year        Year
                              Ended        Ended        Ended       Ended       Ended
                             Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                               2015         2014         2013        2012        2011
-----------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period...... $     33.75  $     29.72  $     22.34  $    19.29  $    18.58
                           -----------  -----------  -----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............        0.69         0.56         0.47        0.41        0.33
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       (0.32)        4.02         7.38        3.04        0.70
                           -----------  -----------  -----------  ----------  ----------
   Total from Investment
    Operations............        0.37         4.58         7.85        3.45        1.03
-----------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....       (0.66)       (0.55)       (0.47)      (0.40)      (0.32)
 Net Realized Gains.......       (0.19)          --           --          --          --
                           -----------  -----------  -----------  ----------  ----------
   Total Distributions....       (0.85)       (0.55)       (0.47)      (0.40)      (0.32)
-----------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $     33.27  $     33.75  $     29.72  $    22.34  $    19.29
=========================  ===========  ===========  ===========  ==========  ==========
Total Return..............        1.16%       15.49%       35.52%      18.14%       5.53%
-----------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $15,807,935  $15,146,981  $11,963,072  $8,334,585  $7,340,344
Ratio of Expenses to
 Average Net Assets(B)....        0.27%        0.27%        0.27%       0.27%       0.28%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor)(B).        0.30%        0.27%        0.27%       0.27%       0.28%
Ratio of Net Investment
 Income to Average Net
 Assets...................        2.04%        1.75%        1.82%       1.99%       1.63%
-----------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                           U.S. Targeted Value Portfolio-Class R1 Shares U.S. Targeted Value Portfolio-Class R2 Shares
                           --------------------------------------------  ---------------------------------------------
                             Year      Year     Year     Year     Year      Year      Year     Year     Year     Year
                            Ended     Ended    Ended    Ended    Ended     Ended     Ended    Ended    Ended    Ended
                           Oct. 31,  Oct. 31, Oct. 31, Oct. 31, Oct. 31,  Oct. 31,  Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                             2015      2014     2013     2012     2011      2015      2014     2013     2012     2011
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $ 23.19   $ 22.63   $17.28  $ 15.32  $ 14.75  $  23.12   $ 22.57  $ 17.26  $ 15.31  $ 14.76
                           -------   -------   ------  -------  -------  --------   -------  -------  -------  -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............    0.26      0.18     0.27     0.15     0.10      0.23      0.15     0.19     0.13     0.07
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........   (0.61)     1.86     6.28     2.06     0.60     (0.61)     1.84     6.31     2.05     0.60
                           -------   -------   ------  -------  -------  --------   -------  -------  -------  -------
   Total from Investment
    Operations............   (0.35)     2.04     6.55     2.21     0.70     (0.38)     1.99     6.50     2.18     0.67
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....   (0.25)    (0.16)   (0.22)   (0.13)   (0.10)    (0.22)    (0.12)   (0.21)   (0.11)   (0.09)
 Net Realized Gains.......   (1.01)    (1.32)   (0.98)   (0.12)   (0.03)    (1.01)    (1.32)   (0.98)   (0.12)   (0.03)
                           -------   -------   ------  -------  -------  --------   -------  -------  -------  -------
   Total Distributions....   (1.26)    (1.48)   (1.20)   (0.25)   (0.13)    (1.23)    (1.44)   (1.19)   (0.23)   (0.12)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $ 21.58   $ 23.19   $22.63  $ 17.28  $ 15.32  $  21.51   $ 23.12  $ 22.57  $ 17.26  $ 15.31
========================   ========  ======== ======== ======== ======== ========   ======== ======== ======== ========
Total Return..............   (1.33)%    9.47%   40.39%   14.67%    4.69%    (1.49)%    9.30%   40.10%   14.46%    4.50%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $40,159   $16,971   $9,470  $49,423  $45,132  $135,412   $82,977  $23,305  $12,754  $10,918
Ratio of Expenses to
 Average Net Assets.......    0.47%     0.47%    0.47%    0.48%    0.48%     0.63%     0.62%    0.62%    0.63%    0.63%
Ratio of Net Investment
 Income to Average Net
 Assets...................    1.15%     0.79%    1.42%    0.93%    0.61%     1.02%     0.64%    0.95%    0.78%    0.42%
Portfolio Turnover Rate...      15%       10%      16%      20%      23%       15%       10%      16%      20%      23%
-----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                             U.S. Targeted Value Portfolio-Institutional Class Shares
                           -----------------------------------------------------------  -------------
                               Year        Year        Year        Year        Year         Year
                              Ended       Ended       Ended       Ended       Ended        Ended
                             Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                               2015        2014        2013        2012        2011         2015
------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $    23.16   $    22.60  $    17.28  $    15.32  $    14.76  $     35.82
                           ----------   ----------  ----------  ----------  ----------  -----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............       0.29         0.21        0.24        0.17        0.12         0.41
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........      (0.61)        1.85        6.31        2.06        0.59        (1.44)
                           ----------   ----------  ----------  ----------  ----------  -----------
   Total from Investment
    Operations............      (0.32)        2.06        6.55        2.23        0.71        (1.03)
------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....      (0.27)       (0.18)      (0.25)      (0.15)      (0.12)       (0.38)
 Net Realized Gains.......      (1.01)       (1.32)      (0.98)      (0.12)      (0.03)       (1.33)
                           ----------   ----------  ----------  ----------  ----------  -----------
   Total Distributions....      (1.28)       (1.50)      (1.23)      (0.27)      (0.15)       (1.71)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $    21.56   $    23.16  $    22.60  $    17.28  $    15.32  $     33.08
========================   ==========   ==========  ==========  ==========  ==========  ===========
Total Return..............      (1.20)%       9.58%      40.40%      14.78%       4.76%       (2.83)%
------------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $6,987,896   $5,490,959  $4,180,974  $2,989,632  $2,487,929  $11,680,262
Ratio of Expenses to
 Average Net Assets.......       0.37%        0.37%       0.37%       0.38%       0.38%        0.52%
Ratio of Net Investment
 Income to Average Net
 Assets...................       1.28%        0.90%       1.25%       1.03%       0.71%        1.18%
Portfolio Turnover Rate...         15%          10%         16%         20%         23%          17%
------------------------------------------------------------------------------------------------------

                              U.S. Small Cap Value Portfolio
                           ------------------------------------------------
                               Year        Year        Year        Year
                              Ended       Ended       Ended       Ended
                             Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                               2014        2013        2012        2011
---------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $     34.48  $    26.57  $    23.50  $    22.49
                           -----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............        0.23        0.39        0.20        0.16
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........        2.93        9.41        3.38        1.00
                           -----------  ----------  ----------  ----------
   Total from Investment
    Operations............        3.16        9.80        3.58        1.16
---------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....       (0.22)      (0.37)      (0.18)      (0.15)
 Net Realized Gains.......       (1.60)      (1.52)      (0.33)         --
                           -----------  ----------  ----------  ----------
   Total Distributions....       (1.82)      (1.89)      (0.51)      (0.15)
---------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $     35.82  $    34.48  $    26.57  $    23.50
========================   ===========  ==========  ==========  ==========
Total Return..............        9.49%      39.35%      15.60%       5.13%
---------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $11,512,306  $9,526,981  $7,088,470  $6,540,863
Ratio of Expenses to
 Average Net Assets.......        0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment
 Income to Average Net
 Assets...................        0.66%       1.28%       0.78%       0.62%
Portfolio Turnover Rate...           9%         14%         15%         14%
---------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                           U.S. Core Equity 1 Portfolio
                           ------------------------------------------------------------  ------------
                               Year         Year        Year        Year        Year         Year
                              Ended        Ended       Ended       Ended       Ended        Ended
                             Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                               2015         2014        2013        2012        2011         2015
------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $     17.71  $     15.74  $    12.11  $    10.78  $    10.18  $     17.34
                           -----------  -----------  ----------  ----------  ----------  -----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............        0.31         0.27        0.25        0.21        0.17         0.30
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........        0.26         2.02        3.62        1.32        0.59         0.02
                           -----------  -----------  ----------  ----------  ----------  -----------
   Total from Investment
    Operations............        0.57         2.29        3.87        1.53        0.76         0.32
------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....       (0.30)       (0.25)      (0.24)      (0.20)      (0.16)       (0.28)
 Net Realized Gains.......       (0.08)       (0.07)         --          --          --        (0.12)
                           -----------  -----------  ----------  ----------  ----------  -----------
   Total Distributions....       (0.38)       (0.32)      (0.24)      (0.20)      (0.16)       (0.40)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $     17.90  $     17.71  $    15.74  $    12.11  $    10.78  $     17.26
========================   ===========  ===========  ==========  ==========  ==========  ===========
Total Return..............        3.26%       14.72%      32.32%      14.29%       7.47%        1.92%
------------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $13,275,774  $10,780,830  $7,566,179  $4,876,973  $3,731,411  $15,200,564
Ratio of Expenses to
 Average Net Assets.......        0.19%        0.19%       0.19%       0.19%       0.20%        0.22%
Ratio of Net Investment
 Income to Average Net
 Assets...................        1.71%        1.61%       1.79%       1.79%       1.49%        1.68%
Portfolio Turnover Rate...           4%           5%          1%          3%          5%           5%
------------------------------------------------------------------------------------------------------

                               U.S. Core Equity 2 Portfolio
                           ------------------------------------------------
                               Year        Year        Year        Year
                              Ended       Ended       Ended       Ended
                             Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                               2014        2013        2012        2011
---------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $     15.62  $    11.99  $    10.61  $    10.06
                           -----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............        0.26        0.24        0.20        0.16
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........        1.86        3.73        1.36        0.54
                           -----------  ----------  ----------  ----------
   Total from Investment
    Operations............        2.12        3.97        1.56        0.70
---------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....       (0.24)      (0.24)      (0.18)      (0.15)
 Net Realized Gains.......       (0.16)      (0.10)         --          --
                           -----------  ----------  ----------  ----------
   Total Distributions....       (0.40)      (0.34)      (0.18)      (0.15)
---------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $     17.34  $    15.62  $    11.99  $    10.61
========================   ===========  ==========  ==========  ==========
Total Return..............       13.78%      33.66%      14.81%       6.98%
---------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $12,919,176  $9,989,564  $6,923,984  $5,819,906
Ratio of Expenses to
 Average Net Assets.......        0.22%       0.22%       0.22%       0.22%
Ratio of Net Investment
 Income to Average Net
 Assets...................        1.55%       1.74%       1.74%       1.42%
Portfolio Turnover Rate...           6%          3%          5%          9%
---------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                           U.S. Vector Equity Portfolio
                           -----------------------------------------------------------
                               Year        Year        Year        Year        Year
                              Ended       Ended       Ended       Ended       Ended
                             Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                               2015        2014        2013        2012        2011
---------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $    17.04   $    15.62  $    11.61  $    10.28  $     9.82
                           ----------   ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............       0.25         0.21        0.20        0.16        0.12
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........      (0.30)        1.62        4.03        1.32        0.46
                           ----------   ----------  ----------  ----------  ----------
   Total from Investment
    Operations............      (0.05)        1.83        4.23        1.48        0.58
---------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....      (0.24)       (0.19)      (0.20)      (0.15)      (0.12)
 Net Realized Gains.......      (0.53)       (0.22)      (0.02)         --          --
                           ----------   ----------  ----------  ----------  ----------
   Total Distributions....      (0.77)       (0.41)      (0.22)      (0.15)      (0.12)
---------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $    16.22   $    17.04  $    15.62  $    11.61  $    10.28
========================   ==========   ==========  ==========  ==========  ==========
Total Return..............      (0.18)%      11.91%      36.80%      14.55%       5.86%
---------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $3,651,529   $3,501,319  $2,893,842  $2,009,177  $1,851,895
Ratio of Expenses to
 Average Net Assets.......       0.32%        0.32%       0.32%       0.32%       0.33%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor)....       0.32%        0.32%       0.32%       0.32%       0.33%
Ratio of Net Investment
 Income to Average Net
 Assets...................       1.50%        1.26%       1.50%       1.45%       1.11%
Portfolio Turnover Rate...         10%          10%          3%          9%         10%
---------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                             U.S. Small Cap Portfolio
                           -----------------------------------------------------------  -----------
                               Year        Year        Year        Year        Year        Year
                              Ended       Ended       Ended       Ended       Ended       Ended
                             Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                               2015        2014        2013        2012        2011        2015
----------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $     31.38  $    30.03  $    23.11  $    20.55  $    19.06  $    20.10
                           -----------  ----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............        0.35        0.26        0.35        0.25        0.18        0.16
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........        0.33        2.27        8.13        2.53        1.49        0.02
                           -----------  ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations............        0.68        2.53        8.48        2.78        1.67        0.18
----------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....       (0.33)      (0.24)      (0.36)      (0.22)      (0.18)      (0.16)
 Net Realized Gains.......       (0.89)      (0.94)      (1.20)         --          --       (1.12)
                           -----------  ----------  ----------  ----------  ----------  ----------
   Total Distributions....       (1.22)      (1.18)      (1.56)      (0.22)      (0.18)      (1.28)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $     30.84  $    31.38  $    30.03  $    23.11  $    20.55  $    19.00
========================   ===========  ==========  ==========  ==========  ==========  ==========
Total Return..............        2.34%       8.67%      39.03%      13.61%       8.76%       1.11%
----------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $10,616,542  $9,247,716  $7,446,827  $4,563,345  $3,770,323  $5,007,091
Ratio of Expenses to
 Average Net Assets.......        0.37%       0.37%       0.37%       0.37%       0.37%       0.52%
Ratio of Net Investment
 Income to Average Net
 Assets...................        1.10%       0.86%       1.33%       1.14%       0.84%       0.82%
Portfolio Turnover Rate...          11%          9%         10%         16%         23%         14%
----------------------------------------------------------------------------------------------------

                                 U.S. Micro Cap Portfolio
                           -----------------------------------------------
                              Year        Year        Year        Year
                             Ended       Ended       Ended       Ended
                            Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                              2014        2013        2012        2011
--------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $    19.64  $    14.84  $    13.24  $    12.25
                           ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............       0.14        0.19        0.14        0.09
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       1.35        5.57        1.59        0.99
                           ----------  ----------  ----------  ----------
   Total from Investment
    Operations............       1.49        5.76        1.73        1.08
--------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....      (0.13)      (0.20)      (0.13)      (0.09)
 Net Realized Gains.......      (0.90)      (0.76)         --          --
                           ----------  ----------  ----------  ----------
   Total Distributions....      (1.03)      (0.96)      (0.13)      (0.09)
--------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $    20.10  $    19.64  $    14.84  $    13.24
========================   ==========  ==========  ==========  ==========
Total Return..............       7.88%      41.34%      13.13%       8.85%
--------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $5,029,027  $4,695,831  $3,437,958  $3,257,719
Ratio of Expenses to
 Average Net Assets.......       0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment
 Income to Average Net
 Assets...................       0.69%       1.16%       0.99%       0.69%
Portfolio Turnover Rate...         12%         11%         15%         14%
--------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                      DFA Real Estate Securities Portfolio
                           ----------------------------------------------------------  ------------
                              Year        Year        Year        Year        Year         Year
                             Ended       Ended       Ended       Ended       Ended        Ended
                            Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                              2015        2014        2013        2012        2011         2015
----------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $    32.24  $    27.77  $    25.83  $    23.25  $    21.24  $    21.59
                           ----------  ----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............       0.90        0.72        0.67        0.57        0.40        0.58
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       0.95        4.62        1.95        2.74        1.93       (1.24)
                           ----------  ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations............       1.85        5.34        2.62        3.31        2.33       (0.66)
----------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....      (1.05)      (0.87)      (0.68)      (0.73)      (0.32)      (0.57)
                           ----------  ----------  ----------  ----------  ----------  ----------
   Total Distributions....      (1.05)      (0.87)      (0.68)      (0.73)      (0.32)      (0.57)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $    33.04  $    32.24  $    27.77  $    25.83  $    23.25  $    20.36
========================   ==========  ==========  ==========  ==========  ==========  ==========
Total Return..............       5.89%      19.80%      10.28%      14.45%      11.09%      (3.10)%
----------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $6,553,192  $6,607,759  $4,677,418  $3,716,389  $3,098,647  $3,150,334
Ratio of Expenses to
 Average Net Assets.......       0.18%       0.18%       0.18%       0.22%       0.32%       0.29%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)..............       0.19%       0.19%       0.19%       0.23%       0.32%       0.29%
Ratio of Net Investment
 Income to Average Net
 Assets...................       2.75%       2.48%       2.42%       2.29%       1.76%       2.71%
Portfolio Turnover Rate...          4%          0%          1%          0%          3%         10%
----------------------------------------------------------------------------------------------------

                             Large Cap International Portfolio
                           -----------------------------------------------
                              Year        Year        Year         Year
                             Ended       Ended       Ended        Ended
                            Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                              2014        2013        2012         2011
---------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $    22.20  $    18.33  $    17.91  $    19.42
                           ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............       0.75        0.58        0.60        0.63
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........      (0.62)       3.90        0.40       (1.53)
                           ----------  ----------  ----------  ----------
   Total from Investment
    Operations............       0.13        4.48        1.00       (0.90)
---------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....      (0.74)      (0.61)      (0.58)      (0.61)
                           ----------  ----------  ----------  ----------
   Total Distributions....      (0.74)      (0.61)      (0.58)      (0.61)
---------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $    21.59  $    22.20  $    18.33  $    17.91
========================   ==========  ==========  ==========  ==========
Total Return..............       0.47%      24.85%       5.89%      (4.86)%
---------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $3,127,847  $2,755,114  $2,055,759  $1,704,149
Ratio of Expenses to
 Average Net Assets.......       0.28%       0.29%       0.30%       0.30%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)..............       0.28%       0.29%       0.30%       0.30%
Ratio of Net Investment
 Income to Average Net
 Assets...................       3.35%       2.90%       3.38%       3.19%
Portfolio Turnover Rate...          4%          5%          4%          3%
---------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                         International Core Equity Portfolio
                           --------------------------------------------------------------
                               Year          Year         Year        Year         Year
                              Ended         Ended        Ended       Ended        Ended
                             Oct. 31,      Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,
                               2015          2014         2013        2012         2011
-------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $     12.15   $     12.57   $    10.10  $     9.89  $    10.78
                           -----------   -----------   ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............        0.32          0.38         0.31        0.31        0.33
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       (0.45)        (0.43)        2.47        0.20       (0.89)
                           -----------   -----------   ----------  ----------  ----------
   Total from Investment
    Operations............       (0.13)        (0.05)        2.78        0.51       (0.56)
-------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....       (0.33)        (0.37)       (0.31)      (0.30)      (0.33)
                           -----------   -----------   ----------  ----------  ----------
   Total Distributions....       (0.33)        (0.37)       (0.31)      (0.30)      (0.33)
-------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $     11.69   $     12.15   $    12.57  $    10.10  $     9.89
========================   ===========   ===========   ==========  ==========  ==========
Total Return..............       (1.10)%       (0.55)%      27.98%       5.49%      (5.49)%
-------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $14,420,568   $12,294,542   $9,508,466  $6,482,738  $5,395,884
Ratio of Expenses to
 Average Net Assets.......        0.38%         0.38%        0.39%       0.40%       0.40%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)..............        0.38%         0.38%        0.39%       0.40%       0.40%
Ratio of Net Investment
 Income to Average Net
 Assets...................        2.63%         3.01%        2.80%       3.18%       2.96%
Portfolio Turnover Rate...           4%            7%           3%          5%          3%
-------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                       International Small Company Portfolio
                           -----------------------------------------------------------
                              Year         Year        Year        Year         Year
                             Ended        Ended       Ended       Ended        Ended
                            Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                              2015         2014        2013        2012         2011
-----------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $    18.24  $    19.40   $    15.28  $    15.21  $    16.14
                           ----------  ----------   ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............       0.41        0.42         0.42        0.38        0.40
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       0.12       (0.62)        4.16        0.39       (0.83)
                           ----------  ----------   ----------  ----------  ----------
   Total from Investment
    Operations............       0.53       (0.20)        4.58        0.77       (0.43)
-----------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....      (0.42)      (0.42)       (0.37)      (0.42)      (0.50)
 Net Realized Gains.......      (0.57)      (0.54)       (0.09)      (0.28)         --
                           ----------  ----------   ----------  ----------  ----------
   Total Distributions....      (0.99)      (0.96)       (0.46)      (0.70)      (0.50)
-----------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $    17.78  $    18.24   $    19.40  $    15.28  $    15.21
========================   ==========  ==========   ==========  ==========  ==========
Total Return..............       3.30%      (1.09)%      30.66%       5.63%      (2.92)%
-----------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $9,323,492  $8,844,517   $8,520,717  $6,423,160  $5,834,015
Ratio of Expenses to
 Average Net Assets (B)...       0.54%       0.53%        0.54%       0.56%       0.55%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by
 Advisor) (B).............       0.54%       0.53%        0.54%       0.56%       0.55%
Ratio of Net Investment
 Income to Average Net
 Assets...................       2.30%       2.15%        2.47%       2.58%       2.37%
-----------------------------------------------------------------------------------------

                                   Japanese Small Company Portfolio
                           ------------------------------------------------
                             Year      Year      Year      Year      Year
                            Ended     Ended     Ended     Ended     Ended
                           Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                             2015      2014      2013      2012      2011
----------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $  19.15  $  19.33  $  14.99  $  15.24  $  14.13
                           --------  --------  --------  --------  --------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............     0.25      0.24      0.26      0.29      0.27
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........     1.36      0.13      4.21     (0.26)     1.08
                           --------  --------  --------  --------  --------
   Total from Investment
    Operations............     1.61      0.37      4.47      0.03      1.35
----------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....    (0.30)    (0.55)    (0.13)    (0.28)    (0.24)
 Net Realized Gains.......       --        --        --        --        --
                           --------  --------  --------  --------  --------
   Total Distributions....    (0.30)    (0.55)    (0.13)    (0.28)    (0.24)
----------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $  20.46  $  19.15  $  19.33  $  14.99  $  15.24
========================   ========  ========  ========  ========  ========
Total Return..............     8.62%     2.00%    30.06%     0.20%     9.57%
----------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $463,997  $508,190  $414,132  $293,968  $163,120
Ratio of Expenses to
 Average Net Assets (B)...     0.54%     0.55%     0.56%     0.57%     0.56%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by
 Advisor) (B).............     0.57%     0.55%     0.56%     0.57%     0.56%
Ratio of Net Investment
 Income to Average Net
 Assets...................     1.27%     1.25%     1.51%     1.88%     1.74%
----------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                   Asia Pacific Small Company Portfolio            United Kingdom Small Company Portfolio
                           --------------------------------------------------   -------------------------------------------
                              Year       Year      Year      Year       Year      Year     Year     Year     Year     Year
                             Ended      Ended     Ended     Ended      Ended     Ended    Ended    Ended    Ended    Ended
                            Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                              2015       2014      2013      2012       2011      2015     2014     2013     2012     2011
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $  22.88   $  24.82   $  23.22  $  23.04  $  25.64   $ 35.92  $ 36.96  $ 27.81  $ 23.44  $ 24.24
                           --------   --------   --------  --------  --------   -------  -------  -------  -------  -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............     0.75       0.83       1.01      0.87      0.85      1.06     0.95     0.88     0.69     0.82
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........    (3.51)     (1.81)      1.37      0.58     (2.16)     1.95    (0.65)    9.17     4.47    (0.85)
                           --------   --------   --------  --------  --------   -------  -------  -------  -------  -------
   Total from Investment
    Operations............    (2.76)     (0.98)      2.38      1.45     (1.31)     3.01     0.30    10.05     5.16    (0.03)
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....    (1.06)     (0.96)     (0.78)    (1.27)    (1.29)    (1.05)   (0.93)   (0.90)   (0.79)   (0.77)
 Net Realized Gains.......       --         --         --        --        --     (2.38)   (0.41)      --       --       --
                           --------   --------   --------  --------  --------   -------  -------  -------  -------  -------
   Total Distributions....    (1.06)     (0.96)     (0.78)    (1.27)    (1.29)    (3.43)   (1.34)   (0.90)   (0.79)   (0.77)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $  19.06   $  22.88   $  24.82  $  23.22  $  23.04   $ 35.50  $ 35.92  $ 36.96  $ 27.81  $ 23.44
========================   ========   ========   ========  ========  ========   ======== ======== ======== ======== ========
Total Return..............   (12.19)%    (3.84)%    10.46%     7.09%    (5.59)%    9.43%    0.73%   36.81%   22.82%   (0.28)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $200,270   $364,117   $331,166  $238,191  $139,262   $35,637  $35,050  $37,096  $31,316  $33,869
Ratio of Expenses to
 Average Net Assets (B)...     0.55%      0.55%      0.57%     0.59%     0.60%     0.58%    0.58%    0.59%    0.60%    0.60%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by
 Advisor) (B).............     0.57%      0.55%      0.57%     0.59%     0.60%     0.62%    0.62%    0.63%    0.63%    0.62%
Ratio of Net Investment
 Income to Average Net
 Assets...................     3.67%      3.53%      4.26%     3.91%     3.34%     2.99%    2.50%    2.79%    2.83%    3.26%
-----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                         Continental Small Company Portfolio
                           ------------------------------------------------------------
                               Year         Year         Year         Year         Year
                              Ended        Ended        Ended        Ended        Ended
                             Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                               2015         2014         2013         2012         2011
--------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $  19.34     $  20.26     $  14.51     $  14.66     $  16.93
                           --------     --------     --------     --------     --------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............     0.43         0.42         0.37         0.39         0.39
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........     1.38        (0.90)        5.78        (0.17)       (2.20)
                           --------     --------     --------     --------     --------
   Total from Investment
    Operations............     1.81        (0.48)        6.15         0.22        (1.81)
--------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....    (0.41)       (0.44)       (0.40)       (0.37)       (0.46)
                           --------     --------     --------     --------     --------
   Total Distributions....    (0.41)       (0.44)       (0.40)       (0.37)       (0.46)
--------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $  20.74     $  19.34     $  20.26     $  14.51     $  14.66
========================   ========     ========     ========     ========     ========
Total Return..............     9.37%       (2.68)%      42.99%        1.85%      (11.09)%
--------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $278,024     $168,961     $170,806     $106,316     $117,452
Ratio of Expenses to
 Average Net Assets.......     0.55%(B)     0.56%(B)     0.58%(B)     0.59%(B)     0.58%(B)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)..............     0.58%(B)     0.56%(B)     0.58%(B)     0.59%(B)     0.58%(B)
Ratio of Net Investment
 Income to Average Net
 Assets...................     2.09%        1.97%        2.16%        2.78%        2.25%
Portfolio Turnover Rate...      N/A          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------

                                DFA International Real Estate Securities Portfolio
                           -----------------------------------------------------------
                               Year        Year        Year        Year         Year
                              Ended       Ended       Ended       Ended        Ended
                             Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                               2015        2014        2013        2012         2011
----------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $     5.63   $     5.48  $     5.67  $     4.90  $     5.58
                           ----------   ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............       0.19         0.22        0.22        0.27        0.30
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........      (0.22)        0.19        0.25        0.75       (0.33)
                           ----------   ----------  ----------  ----------  ----------
   Total from Investment
    Operations............      (0.03)        0.41        0.47        1.02       (0.03)
----------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....      (0.33)       (0.26)      (0.66)      (0.25)      (0.65)
                           ----------   ----------  ----------  ----------  ----------
   Total Distributions....      (0.33)       (0.26)      (0.66)      (0.25)      (0.65)
----------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $     5.27   $     5.63  $     5.48  $     5.67  $     4.90
========================   ==========   ==========  ==========  ==========  ==========
Total Return..............      (0.37)%       8.21%       9.24%      22.34%      (0.43)%
----------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $3,540,092   $3,088,376  $2,158,977  $1,531,708  $1,060,156
Ratio of Expenses to
 Average Net Assets.......       0.32%        0.38%       0.39%       0.41%       0.42%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)..............       0.32%        0.38%       0.39%       0.41%       0.42%
Ratio of Net Investment
 Income to Average Net
 Assets...................       3.64%        4.14%       4.07%       5.45%       5.73%
Portfolio Turnover Rate...          2%           1%          5%          3%          7%
----------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                         DFA Global Real Estate Securities Portfolio
                           --------------------------------------------------------------------
                                Year           Year           Year           Year          Year
                               Ended          Ended          Ended          Ended         Ended
                              Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,      Oct. 31,
                                2015           2014           2013           2012          2011
----------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $    10.63     $     9.59     $     9.33     $     8.21     $   8.28
                           ----------     ----------     ----------     ----------     --------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............       0.44           0.31           0.49           0.29         0.41
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........      (0.09)          1.05           0.37           1.07         0.06
                           ----------     ----------     ----------     ----------     --------
   Total from Investment
    Operations............       0.35           1.36           0.86           1.36         0.47
----------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....      (0.39)         (0.32)         (0.60)         (0.24)       (0.54)
 Net Realized Gains.......         --             --             --             --           --
                           ----------     ----------     ----------     ----------     --------
   Total Distributions....      (0.39)         (0.32)         (0.60)         (0.24)       (0.54)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $    10.59     $    10.63     $     9.59     $     9.33     $   8.21
========================   ==========     ==========     ==========     ==========     ========
Total Return..............       3.44%         14.98%          9.74%         17.33%        6.17%
----------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $4,059,916     $3,305,472     $2,082,707     $1,315,547     $869,348
Ratio of Expenses to
 Average Net Assets.......       0.27%(B)       0.32%(B)       0.32%(B)       0.34%(B)     0.41%(B)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)..............       0.45%(B)       0.55%(B)       0.55%(B)       0.60%(B)     0.73%(B)
Ratio of Net Investment
 Income to Average Net
 Assets...................       4.16%          3.21%          5.18%          3.38%        5.01%
Portfolio Turnover Rate...          1%           N/A            N/A            N/A          N/A
----------------------------------------------------------------------------------------------------

                                     DFA International Small Cap Value Portfolio
                           -------------------------------------------------------------
                               Year         Year         Year        Year         Year
                              Ended        Ended        Ended       Ended        Ended
                             Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,
                               2015         2014         2013        2012         2011
------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $     19.55  $     20.17  $     15.16  $    14.85  $    16.16
                           -----------  -----------  -----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............        0.38         0.37         0.37        0.34        0.34
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........        0.22        (0.34)        5.21        0.61       (0.98)
                           -----------  -----------  -----------  ----------  ----------
   Total from Investment
    Operations............        0.60         0.03         5.58        0.95       (0.64)
------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....       (0.37)       (0.35)       (0.36)      (0.36)      (0.38)
 Net Realized Gains.......       (0.34)       (0.30)       (0.21)      (0.28)      (0.29)
                           -----------  -----------  -----------  ----------  ----------
   Total Distributions....       (0.71)       (0.65)       (0.57)      (0.64)      (0.67)
------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $     19.44  $     19.55  $     20.17  $    15.16  $    14.85
========================   ===========  ===========  ===========  ==========  ==========
Total Return..............        3.31%        0.13%       37.79%       6.92%      (4.39)%
------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $12,577,575  $11,684,771  $11,148,899  $8,266,610  $7,459,144
Ratio of Expenses to
 Average Net Assets.......        0.69%        0.68%        0.69%       0.71%       0.70%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)..............        0.69%        0.68%        0.69%       0.71%       0.70%
Ratio of Net Investment
 Income to Average Net
 Assets...................        1.94%        1.78%        2.16%       2.30%       2.05%
Portfolio Turnover Rate...          18%           8%           9%         18%         16%
------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                     International Vector Equity Portfolio
                           --------------------------------------------------------   ------------
                               Year         Year        Year       Year       Year        Year
                              Ended        Ended       Ended      Ended      Ended       Ended
                             Oct. 31,     Oct. 31,    Oct. 31,   Oct. 31,   Oct. 31,    Oct. 31,
                               2015         2014        2013       2012       2011        2015
---------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period...... $    11.26   $    11.75   $     9.33  $   9.34  $  10.28   $  11.43
                           ----------   ----------   ----------  --------  --------   --------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............       0.28         0.32         0.26      0.27      0.29       0.30
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........      (0.41)       (0.43)        2.44      0.14     (0.87)     (1.18)
                           ----------   ----------   ----------  --------  --------   --------
   Total from Investment
    Operations............      (0.13)       (0.11)        2.70      0.41     (0.58)     (0.88)
---------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....      (0.27)       (0.30)       (0.25)    (0.27)    (0.29)     (0.27)
 Net Realized Gains.......      (0.10)       (0.08)       (0.03)    (0.15)    (0.07)        --
                           ----------   ----------   ----------  --------  --------   --------
   Total Distributions....      (0.37)       (0.38)       (0.28)    (0.42)    (0.36)     (0.27)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $    10.76   $    11.26   $    11.75  $   9.33  $   9.34   $  10.28
========================   ==========   ==========   ==========  ========  ========   ========
Total Return..............      (1.14)%      (1.05)%      29.52%     4.90%    (5.99)%    (7.77)%
---------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $1,594,914   $1,305,553   $1,090,774  $561,399  $410,580   $155,301
Ratio of Expenses to
 Average Net Assets.......       0.50%        0.49%        0.51%     0.54%     0.54%      0.53%(B)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)..............       0.50%        0.49%        0.51%     0.54%     0.54%      0.75%(B)
Ratio of Net Investment
 Income to Average Net
 Assets...................       2.50%        2.64%        2.51%     2.94%     2.73%      2.69%
Portfolio Turnover Rate...          8%           8%           2%        5%       10%       N/A
---------------------------------------------------------------------------------------------------

                               World ex U.S. Value Portfolio
                           ----------------------------------------------
                               Year         Year        Year        Year
                              Ended        Ended       Ended       Ended
                             Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                               2014         2013        2012        2011
----------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period...... $  11.93     $   9.94     $  9.96     $ 11.35
                           --------     --------     -------     -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............     0.42         0.29        0.29        0.30
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........    (0.50)        2.02       (0.05)      (1.35)
                           --------     --------     -------     -------
   Total from Investment
    Operations............    (0.08)        2.31        0.24       (1.05)
----------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....    (0.42)       (0.32)      (0.26)      (0.26)
 Net Realized Gains.......       --           --          --       (0.08)
                           --------     --------     -------     -------
   Total Distributions....    (0.42)       (0.32)      (0.26)      (0.34)
----------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $  11.43     $  11.93     $  9.94     $  9.96
========================   ========     ========     ========    ========
Total Return..............    (0.81)%      23.61%       2.70%      (9.59)%
----------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $113,951     $117,587     $57,197     $47,165
Ratio of Expenses to
 Average Net Assets.......     0.57%(B)     0.60%(B)    0.60%(B)    0.60%(B)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)..............     0.76%(B)     0.76%(B)    0.84%(B)    0.91%(B)
Ratio of Net Investment
 Income to Average Net
 Assets...................     3.54%        2.61%       2.97%       2.64%
Portfolio Turnover Rate...      N/A          N/A         N/A         N/A
----------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                           World ex U.S. Targeted Value Portfolio   World ex U.S. Core Equity Portfolio
                           -----------------------------          ---------------------------------
                                                      Period                                  Period
                              Year        Year       Nov. 1,          Year        Year       April 9,
                             Ended       Ended      2012(a) to       Ended       Ended      2013(a) to
                            Oct. 31,    Oct. 31,     Oct. 31,       Oct. 31,    Oct. 31,     Oct. 31,
                              2015        2014         2013           2015        2014         2013
----------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period...... $  12.08     $  12.46   $ 10.00        $    10.49   $  10.77    $  10.00
                           --------     --------   -------        ----------   --------    --------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............     0.23         0.23      0.20              0.26       0.28        0.18
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........    (0.58)       (0.22)     2.46             (0.72)     (0.27)       0.77
                           --------     --------   -------        ----------   --------    --------
   Total from Investment
    Operations............    (0.35)        0.01      2.66             (0.46)      0.01        0.95
----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....    (0.26)       (0.24)    (0.20)            (0.20)     (0.28)      (0.18)
 Net Realized Gains.......    (0.03)       (0.15)       --                --      (0.01)         --
                           --------     --------   -------        ----------   --------    --------
   Total Distributions....    (0.29)       (0.39)    (0.20)            (0.20)     (0.29)      (0.18)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $  11.44     $  12.08   $ 12.46        $     9.83   $  10.49    $  10.77
========================   ========     ========  ==========      ==========   ========   ==========
Total Return..............    (2.88)%       0.06%    26.90%(D)         (4.50)%    (0.04)%      9.62%(D)
----------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $227,731     $151,096   $96,010        $1,170,828   $406,648    $129,720
Ratio of Expenses to
 Average Net Assets (B)...     0.65%        0.69%     0.79%(C)(E)       0.47%      0.47%       0.47%(C)(E)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by
 Advisor) (B).............     1.06%        1.17%     1.27%(C)(E)       0.52%      0.88%       0.97%(C)(E)
Ratio of Net Investment
 Income to Average Net
 Assets...................     1.95%        1.84%     1.78%(C)(E)       2.54%      2.59%       3.12%(C)(E)
Portfolio Turnover Rate...        1%         N/A       N/A                 1%       N/A         N/A
----------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                    World Core Equity Portfolio             Selectively Hedged Global Equity Portfolio
                           ---------------------------------------        ----------------------------------------
                                                             Period                                           Period
                              Year       Year      Year     March 7,         Year       Year      Year       Nov. 14,
                             Ended      Ended     Ended    2012(a) to       Ended      Ended     Ended      2011(a) to
                            Oct. 31,   Oct. 31,  Oct. 31,   Oct. 31,       Oct. 31,   Oct. 31,  Oct. 31,     Oct. 31,
                              2015       2014      2013       2012           2015       2014      2013         2012
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period...... $   13.33   $  12.71  $ 10.24    $10.00        $  14.20   $   13.63  $  10.87   $ 10.00
                           ---------   --------  -------    ------        --------   ---------  --------   -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............      0.26       0.17     0.23      0.16            0.27        0.27      0.24      0.22
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........     (0.35)      0.87     2.47      0.19           (0.34)       0.76      2.65      0.87
                           ---------   --------  -------    ------        --------   ---------  --------   -------
   Total from Investment
    Operations............     (0.09)      1.04     2.70      0.35           (0.07)       1.03      2.89      1.09
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....     (0.26)     (0.24)   (0.23)    (0.11)          (0.42)      (0.32)    (0.10)    (0.22)
 Net Realized Gains.......     (0.04)     (0.18)      --     (0.00)          (0.21)      (0.14)    (0.03)       --
                           ---------   --------  -------    ------        --------   ---------  --------   -------
   Total Distributions....     (0.30)     (0.42)   (0.23)    (0.11)          (0.63)      (0.46)    (0.13)    (0.22)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $   12.94   $  13.33  $ 12.71    $10.24        $  13.50   $   14.20  $  13.63   $ 10.87
========================   =========   ========  ======== ==========      ========   =========  ========  ==========
Total Return..............     (0.61)%     8.36%   26.77%     3.54%(D)       (0.34)%      7.83%    26.86%    11.11%(D)
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $ 202,655   $ 75,707  $ 1,728    $  191        $245,106   $ 147,276  $ 91,348   $34,950
Ratio of Expenses to
 Average Net Assets (B)...      0.35%      0.35%    0.40%     0.40%(C)(E)     0.40%       0.40%     0.40%     0.40%(C)(E)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by
 Advisor) (B).............      0.65%      0.97%    5.71%    52.27%(C)(E)     0.66%       0.69%     0.72%     1.00%(C)(E)
Ratio of Net Investment
 Income to Average Net
 Assets...................      1.95%      1.27%    2.01%     2.40%(C)(E)     1.93%       1.94%     1.93%     2.13%(C)(E)
-------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                            Emerging Markets Portfolio
                           -----------------------------------------------------------   ------------
                               Year        Year        Year        Year         Year         Year
                              Ended       Ended       Ended       Ended        Ended        Ended
                             Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,
                               2015        2014        2013        2012         2011         2015
------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $    26.64   $    26.97  $    26.06  $    26.68  $    30.90   $    21.42
                           ----------   ----------  ----------  ----------  ----------   ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............       0.49         0.56        0.52        0.55        0.61         0.43
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........      (4.54)       (0.20)       1.17        0.37       (2.53)       (2.53)
                           ----------   ----------  ----------  ----------  ----------   ----------
   Total from Investment
    Operations............      (4.05)        0.36        1.69        0.92       (1.92)       (2.10)
------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....      (0.42)       (0.53)      (0.50)      (0.50)      (0.53)       (0.41)
 Net Realized Gains.......         --        (0.16)      (0.28)      (1.04)      (1.77)       (0.40)
                           ----------   ----------  ----------  ----------  ----------   ----------
   Total Distributions....      (0.42)       (0.69)      (0.78)      (1.54)      (2.30)       (0.81)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $    22.17   $    26.64  $    26.97  $    26.06  $    26.68   $    18.51
========================   ==========   ==========  ==========  ==========  ==========   ==========
Total Return..............     (15.24)%       1.33%       6.58%       4.08%      (6.82)%      (9.88)%
------------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $4,321,530   $4,073,698  $3,655,740  $2,797,177  $2,313,035   $4,845,174
Ratio of Expenses to
 Average Net Assets (B)...       0.57%        0.56%       0.57%       0.61%       0.61%        0.73%
Ratio of Expenses to
 Average Net
 Assets (Excluding Fees
 (Waived),
 (Expenses Reimbursed),
 and/or Previously
 Waived Fees Recovered
 by Advisor)(B)...........       0.60%        0.56%       0.57%       0.61%       0.61%        0.78%
Ratio of Net Investment
 Income to Average Net
 Assets...................       1.97%        2.11%       1.97%       2.14%       2.07%        2.16%
------------------------------------------------------------------------------------------------------

                           Emerging Markets Small Cap Portfolio
                           -----------------------------------------------
                              Year        Year        Year         Year
                             Ended       Ended       Ended        Ended
                            Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                              2014        2013        2012         2011
---------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $    21.10  $    20.33  $    19.85  $    24.26
                           ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............       0.43        0.40        0.40        0.42
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       0.62        1.37        0.83       (3.67)
                           ----------  ----------  ----------  ----------
   Total from Investment
    Operations............       1.05        1.77        1.23       (3.25)
---------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....      (0.40)      (0.39)      (0.35)      (0.40)
 Net Realized Gains.......      (0.33)      (0.61)      (0.40)      (0.76)
                           ----------  ----------  ----------  ----------
   Total Distributions....      (0.73)      (1.00)      (0.75)      (1.16)
---------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $    21.42  $    21.10  $    20.33  $    19.85
========================   ==========  ==========  ==========  ==========
Total Return..............       5.12%       8.92%       6.71%     (14.03)%
---------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $4,860,603  $4,041,863  $2,907,673  $1,832,745
Ratio of Expenses to
 Average Net Assets (B)...       0.72%       0.75%       0.82%       0.79%
Ratio of Expenses to
 Average Net
 Assets (Excluding Fees
 (Waived),
 (Expenses Reimbursed),
 and/or Previously
 Waived Fees Recovered
 by Advisor)(B)...........       0.72%       0.75%       0.82%       0.79%
Ratio of Net Investment
 Income to Average Net
 Assets...................       2.02%       1.91%       2.01%       1.86%
---------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                           Emerging Markets Value Portfolio-Class R2 Shares
                           ----------------------------------------------
                             Year      Year      Year      Year     Year
                            Ended     Ended     Ended     Ended    Ended
                           Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31, Oct. 31,
                             2015      2014      2013      2012     2011
----------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $ 27.79   $ 29.27   $  28.21  $ 29.02  $ 36.35
                           -------   -------   --------  -------  -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............    0.49      0.59       0.47     0.50     0.20
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........   (5.61)    (1.10)      1.68    (0.45)   (5.45)
                           -------   -------   --------  -------  -------
   Total from Investment
    Operations............   (5.12)    (0.51)      2.15     0.05    (5.25)
----------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....   (0.49)    (0.55)     (0.50)   (0.47)   (0.45)
 Net Realized Gains.......      --     (0.42)     (0.59)   (0.39)   (1.63)
                           -------   -------   --------  -------  -------
   Total Distributions....   (0.49)    (0.97)     (1.09)   (0.86)   (2.08)
----------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $ 22.18   $ 27.79   $  29.27  $ 28.21  $ 29.02
========================   ========  ========  ========  ======== ========
Total Return..............  (18.49)%   (1.75)%     7.75%    0.43%  (15.24)%
----------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $74,076   $99,066   $106,070  $99,111  $78,157
Ratio of Expenses to
 Average Net Assets (B)...    0.81%     0.80%      0.82%    0.86%    0.86%
Ratio of Expenses to
 Average Net
 Assets (Fees (Waived),
 (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)(B)...........    0.84%     0.80%      0.82%    0.86%    0.86%
Ratio of Net Investment
 Income to Average Net
 Assets...................    1.93%     2.09%      1.65%    1.78%    1.56%
----------------------------------------------------------------------------

                               Emerging Markets Value Portfolio-Institutional Class Shares
                           -----------------------------------------------------------------
                               Year          Year          Year         Year         Year
                              Ended         Ended         Ended        Ended        Ended
                             Oct. 31,      Oct. 31,      Oct. 31,     Oct. 31,     Oct. 31,
                               2015          2014          2013         2012         2011
----------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $     27.81   $     29.28   $     28.22  $     29.02  $     36.27
                           -----------   -----------   -----------  -----------  -----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............        0.54          0.66          0.55         0.57         0.64
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       (5.60)        (1.10)         1.67        (0.44)       (5.72)
                           -----------   -----------   -----------  -----------  -----------
   Total from Investment
    Operations............       (5.06)        (0.44)         2.22         0.13        (5.08)
----------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....       (0.53)        (0.61)        (0.57)       (0.54)       (0.54)
 Net Realized Gains.......          --         (0.42)        (0.59)       (0.39)       (1.63)
                           -----------   -----------   -----------  -----------  -----------
   Total Distributions....       (0.53)        (1.03)        (1.16)       (0.93)       (2.17)
----------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $     22.22   $     27.81   $     29.28  $     28.22  $     29.02
========================   ===========   ===========   ===========  ===========  ===========
Total Return..............      (18.27)%       (1.51)%        8.01%        0.70%      (14.84)%
----------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $14,834,888   $18,647,276   $19,162,837  $16,589,619  $13,730,213
Ratio of Expenses to
 Average Net Assets (B)...        0.56%         0.55%         0.57%        0.61%        0.61%
Ratio of Expenses to
 Average Net
 Assets (Fees (Waived),
 (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)(B)...........        0.59%         0.55%         0.57%        0.61%        0.61%
Ratio of Net Investment
 Income to Average Net
 Assets...................        2.12%         2.35%         1.91%        2.03%        1.88%
----------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                       Emerging Markets Core Equity Portfolio
                          --------------------------------------------------------------
                              Year          Year         Year        Year         Year
                             Ended         Ended        Ended       Ended        Ended
                            Oct. 31,      Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,
                              2015          2014         2013        2012         2011
------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year....... $     20.08   $     20.09  $     19.00  $    18.73  $    21.31
                          -----------   -----------  -----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)............        0.39          0.42         0.39        0.41        0.43
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized).......       (3.29)        (0.03)        1.07        0.23       (2.65)
                          -----------   -----------  -----------  ----------  ----------
 Total from Investment
   Operations............       (2.90)         0.39         1.46        0.64       (2.22)
------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...       (0.37)        (0.40)       (0.37)      (0.37)      (0.36)
                          -----------   -----------  -----------  ----------  ----------
 Total Distributions.....       (0.37)        (0.40)       (0.37)      (0.37)      (0.36)
------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year.................... $     16.81   $     20.08  $     20.09  $    19.00  $    18.73
========================  ===========   ===========  ===========  ==========  ==========
Total Return.............      (14.49)%        1.89%        7.75%       3.55%     (10.59)%
------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)............. $14,856,878   $15,727,547  $13,020,962  $8,594,707  $5,367,473
Ratio of Expenses to
 Average Net Assets......        0.62%         0.61%        0.63%       0.68%       0.67%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly).............        0.62%         0.61%        0.63%       0.68%       0.68%
Ratio of Net Investment
 Income to Average Net
 Assets..................        2.06%         2.10%        1.97%       2.18%       2.04%
Portfolio Turnover Rate..           5%            2%           1%          1%          1%
------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eighty-one operational portfolios, of which thirty-one (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports.

   Of the Portfolios, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company ("DFAITC") and one invests in the Dimensional Emerging Markets Value Fund ("DEM"). International Small Company Portfolio invests in five portfolios within DFAITC. DFA Global Real Estate Securities Portfolio invests in two portfolios within the Fund and World ex U.S. Value Portfolio invests in three portfolios within the Fund, DFAITC, and DEM. World Core Equity Portfolio invests in three portfolios within the Fund. Selectively Hedged Global Equity Portfolio invests in three portfolios within the Fund.

                                                                                            Percentage
                                                                                             Ownership
Feeder Funds                                   Master Funds                                 at 10/31/15
------------                                   ------------                                 -----------
U.S. Large Cap Value Portfolio                 The U.S. Large Cap Value Series                  83%
Japanese Small Company Portfolio               The Japanese Small Company Series                18%
Asia Pacific Small Company Portfolio           The Asia Pacific Small Company Series            16%
United Kingdom Small Company Portfolio         The United Kingdom Small Company Series           2%
Continental Small Company Portfolio            The Continental Small Company Series              8%
Emerging Markets Portfolio                     The Emerging Markets Series                      98%
Emerging Markets Small Cap Portfolio           The Emerging Markets Small Cap Series            99%
Emerging Markets Value Portfolio               Dimensional Emerging Markets Value Fund          99%

Fund of Funds
-------------                                  -
International Small Company Portfolio          The Continental Small Company Series             92%
                                               The Japanese Small Company Series                82%
                                               The United Kingdom Small Company Series          98%
                                               The Asia Pacific Small Company Series            84%
                                               The Canadian Small Company Series                97%
DFA Global Real Estate Securities Portfolio**  DFA Real Estate Securities Portfolio             24%
                                               DFA International Real Estate Securities         41%
                                                 Portfolio
World ex U.S. Value Portfolio                  Dimensional Emerging Markets Value Fund          --*
                                               DFA International Small Cap Value Portfolio      --*
                                               The DFA International Value Series                1%
World Core Equity Portfolio                    U.S. Core Equity 1 Portfolio                      1%
                                               International Core Equity Portfolio               1%
                                               Emerging Markets Core Equity Portfolio           --*
Selectively Hedged Global Equity Portfolio     U.S. Core Equity 2 Portfolio                      1%
                                               International Core Equity Portfolio               1%
                                               Emerging Markets Core Equity Portfolio           --*

* Amounts designated as -- are less than 1%.

**DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on the Summary Schedule of Investments.

   Each feeder fund (collectively, "Feeder Funds") and fund of funds invests primarily in a corresponding master fund(s) ("Master Fund") as indicated. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Master Funds and/or directly in securities of companies in the real estate industry. International Small Company Portfolio, World ex U.S. Value Portfolio, World Core Equity Portfolio, and Selectively Hedged Global Equity Portfolio also invest in short-term temporary cash investments. In addition, DFA Global Real Estate Securities Portfolio, World ex U.S. Targeted Value Portfolio and Selectively Hedged Global Equity Portfolio engage in futures and forward currency contracts.

   The financial statements of the Feeder Funds' Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the

Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by Enhanced U.S. Large Company Portfolio (the "Fixed Income Portfolio") and International Equity Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio (except shares of The DFA International Value Series and
DEM), World ex U.S. Targeted Value Portfolio (except shares of The Emerging Markets Small Cap Series and DEM), World Core Equity Portfolio (except shares of The Emerging Markets Series), and Selectively Hedged Global Equity Portfolio of the Master Funds, which are treated as regulated investment companies, and the shares held by the Portfolios in other investment companies, are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds, International Small Company Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio and World Core Equity Portfolio's investments in Series of DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of October 31, 2015, DFA International Real Estate Securities Portfolio had significant transfers of securities with a total value of $38,474 (in thousands) that transferred from Level 1 to Level 2 because the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE, which resulted in their Level 2 classification.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fixed Income Portfolio, the International Equity Portfolios and Selectively Hedged Global Equity Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fixed Income Portfolio and Selectively Hedged Global Equity Portfolio also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the Fixed Income Portfolio and Selectively Hedged Global Equity Portfolio do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios, Fixed Income Portfolio and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   U.S. Large Cap Value Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and World ex U.S. Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Emerging Markets Core Equity Portfolio are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor and Administrator:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to all Portfolios. Prior to July 21, 2015, the Advisor received no compensation for the investment advisory services it provided to the Feeder Funds and the International Small Company Portfolio. On May 8, 2015 and
June 10, 2015 at a Special Joint Meeting of Shareholders, shareholders of the Portfolios approved new investment management agreements, which became effective July 21, 2015, that provide a uniform agreement that increases transparency and better describes all of the services that the Advisor provides to each Portfolio. For each non-Feeder Fund, the rate charged under the new investment management agreement for investment management services is equal to the rate charged under each non-Feeder Fund's previous investment advisory agreement, investment management agreement or investment advisory and administration agreements (i.e., with respect to the International Small Company Portfolio), with the Advisor. For the Feeder Funds, the new investment management agreement replaced each Feeder Fund's investment advisory agreement (that provided for no investment advisory fee at the Feeder Fund level) and administration agreement and charges a rate equal to the combination of the rate charged under the Feeder Fund's previous administration agreement with the Advisor and the rate of the advisory fee charged by the Advisor to the Master Fund in which the Feeder Fund invests. In order to prevent a Feeder Fund from being subject to a higher level of investment management fees, the Advisor will permanently waive a Feeder Fund's investment management fee in the circumstances described in the notes below.

   For the year ended October 31, 2015, the Portfolios' investment advisory services/management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                  Enhanced U.S. Large Company Portfolio. 0.20%
                  U.S. Large Cap Equity Portfolio....... 0.15%
                  U.S. Targeted Value Portfolio......... 0.35%
                  U.S. Small Cap Value Portfolio........ 0.50%
                  U.S. Core Equity 1 Portfolio.......... 0.17%
                  U.S. Core Equity 2 Portfolio.......... 0.20%

           U.S. Vector Equity Portfolio........................ 0.30%
           U.S. Small Cap Portfolio............................ 0.35%
           U.S. Micro Cap Portfolio............................ 0.50%
           DFA Real Estate Securities Portfolio................ 0.17%
           Large Cap International Portfolio................... 0.25%
           International Core Equity Portfolio................. 0.35%
           DFA International Real Estate Securities Portfolio*. 0.28%
           DFA Global Real Estate Securities Portfolio*........ 0.22%
           DFA International Small Cap Value Portfolio......... 0.65%
           International Vector Equity Portfolio............... 0.45%
           World ex U.S. Value Portfolio....................... 0.47%
           World ex U.S. Targeted Value Portfolio.............. 0.58%
           World ex U.S. Core Equity Portfolio................. 0.40%
           World Core Equity Portfolio......................... 0.30%
           Selectively Hedged Global Equity Portfolio.......... 0.30%
           Emerging Markets Core Equity Portfolio.............. 0.55%

* The investment advisory services/management fees have been adjusted to reflect the actual fee paid by the Portfolios for the year ended October 31, 2015. The investment advisory services fee payable by the DFA International Real Estate Securities Portfolio was decreased from 0.35% to 0.25% effective February 28, 2015. The investment advisory services fee payable by the DFA Global Real Estate Securities Portfolio was decreased from 0.27% to 0.20% effective February 28, 2015.

   Prior to July 21, 2015, the Feeder Funds and International Small Company Portfolio paid fees to the Advisor pursuant to an administration agreement for administrative services, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services, that were accrued daily and paid monthly based on the following effective annual rates of average daily net assets:

                 U.S. Large Cap Value Portfolio......... 0.15%
                 International Small Company Portfolio.. 0.40%
                 Japanese Small Company Portfolio....... 0.40%
                 Asia Pacific Small Company Portfolio... 0.40%
                 United Kingdom Small Company Portfolio. 0.40%
                 Continental Small Company Portfolio.... 0.40%
                 Emerging Markets Portfolio............. 0.40%
                 Emerging Markets Small Cap Portfolio... 0.45%
                 Emerging Markets Value Portfolio....... 0.40%

   Effective July 21, 2015, the Feeder Funds' and International Small Company Portfolio's investment advisory services/management fees pursuant to the new investment management agreements were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 U.S. Large Cap Value Portfolio......... 0.25%
                 International Small Company Portfolio.. 0.40%
                 Japanese Small Company Portfolio....... 0.50%
                 Asia Pacific Small Company Portfolio... 0.50%
                 United Kingdom Small Company Portfolio. 0.50%
                 Continental Small Company Portfolio.... 0.50%
                 Emerging Markets Portfolio............. 0.50%
                 Emerging Markets Small Cap Portfolio... 0.65%
                 Emerging Markets Value Portfolio....... 0.50%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee

Waiver Agreement for the non-Feeder Funds below, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2016, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement for such Portfolios shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. For the year ended October 31, 2015, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of recovery.

                                                                                Previously
                                                                Recovery       Waived Fees/
                                                  Expense    of Previously   Expenses Assumed
                                                 Limitation   Waived Fees/   Subject to Future
Institutional Class Shares                         Amount   Expenses Assumed     Recovery
--------------------------                       ---------- ---------------- -----------------
U.S. Large Cap Equity Portfolio (1).............    0.19%         $49             $    28
U.S. Large Cap Value Portfolio (2)..............    0.25%          --                  --
U.S. Targeted Value Portfolio (3)...............    0.50%          --                  --
U.S. Core Equity 1 Portfolio (1)................    0.23%          --                  --
U.S. Core Equity 2 Portfolio (1)................    0.26%          --                  --
U.S. Vector Equity Portfolio (1)................    0.36%          --                  --
DFA Real Estate Securities Portfolio (1)........    0.18%           7               1,679
International Core Equity Portfolio (1).........    0.49%          --                  --
International Small Company Portfolio (4).......    0.45%          --                  --
Japanese Small Company Portfolio (5)............    0.47%          --                  --
Asia Pacific Small Company Portfolio (5)........    0.47%          --                  --
United Kingdom Small Company Portfolio (5)......    0.47%           4                  28
Continental Small Company Portfolio (5).........    0.47%          --                  --
DFA International Real Estate Securities
  Portfolio (6).................................    0.29%          --                  --
DFA Global Real Estate Securities Portfolio (7).    0.24%          61              16,668
International Vector Equity Portfolio (1).......    0.60%          --                  --
World ex U.S. Value Portfolio (8)...............    0.60%          --                 720
World ex U.S. Targeted Value Portfolio (9)......    0.80%          --               1,777
World ex U.S. Core Equity Portfolio (10)........    0.47%          38               1,541
World Core Equity Portfolio (11)................    0.35%           1                 555
Selectively Hedged Global Equity Portfolio (12).    0.40%          77               1,102
Emerging Markets Portfolio (2)..................    0.50%          --                  --
Emerging Markets Small Cap Portfolio (2)........    0.65%          --                  --
Emerging Markets Value Portfolio (2)............    0.50%          --                  --
Emerging Markets Core Equity Portfolio (1)......    0.85%          --                  --
Class R1 Shares
---------------
U.S. Targeted Value Portfolio (13)..............    0.62%          --                  --
Class R2 Shares
---------------
U.S. Targeted Value Portfolio (13)..............    0.77%          --                  --
Emerging Markets Value Portfolio (14)...........    0.96%          --                  --

   (1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation

Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within 36 months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   (2) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis

   (3) The Advisor has contractually agreed to waive its management fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within 36 months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (4) Effective July 21, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of such reimbursement. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume other Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the expense Limitation Amount listed above. At any time that the Portfolio Expenses of the Portfolio were less than the Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement is within 36 months and did not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Expense Limitation Amount then in effect.

   (5) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, to 0.50% of the average net assets of a class of a Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Except, a Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Also, a Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of such reimbursement. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the Expense Limitation Amount listed above. The Fee Waiver Agreement did not include the indirect expenses each Portfolio bore as a shareholder of its Master Fund. At any time that the direct expenses of a Portfolio were less than the Expense Limitation Amount listed above, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery was within 36 months and did not cause the Portfolio's direct expenses to exceed the Expense Limitation Amount then in effect.

   (6) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within 36 months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   Prior to February 28, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.65% of the Portfolio's average net assets on an annualized basis.

   (7) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within 36 months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   From February 28, 2012 to February 27, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.32% of the Portfolio's average net assets on an annualized basis.

   (8) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.47% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master Funds' management services fees have been offset (the "Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within 36 months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount, as listed above.

   (9) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.58% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within 36 months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (10) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within 36 months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (11) Effective June 27, 2014, the Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds (including the Portfolio's proportionate share of any management fees that a Master Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within 36 months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.

   Prior to June 27, 2014, the Advisor contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds (including the Portfolio's proportionate share of any management fees that a Master Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of such class of the Portfolio so that the Portfolio Expenses did not exceed 0.40% of the average net assets of such class of the Portfolio on an annualized basis.

   (12) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within 36 months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (13) The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Class R1 shares or Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within 36 months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (14) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, to 0.50% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to (including for the period prior to July 21, 2015) assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the "Annualized Expense Ratio"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Annualized Expense Ratio listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery does not cause the annualized expense ratio of the Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio, as listed above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Also, the Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of such reimbursement.

Earned Income Credit:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the year ended October 31, 2015, expenses reduced were as follows (amounts in thousands):

                                                             Fees Paid
                                                             Indirectly
                                                             ----------
         Enhanced U.S. Large Company Portfolio..............    $ 3
         Large Cap International Portfolio..................     10
         International Core Equity Portfolio................     72
         DFA International Real Estate Securities Portfolio.     16
         DFA International Small Cap Value Portfolio........     32
         International Vector Equity Portfolio..............      8
         World ex U.S. Value Portfolio......................     --
         World ex U.S. Targeted Value Portfolio.............      2
         World ex U.S. Core Equity Portfolio................     11
         Emerging Markets Core Equity Portfolio.............     94

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2015, the total related amounts paid by the Fund to the CCO were $275 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

            Enhanced U.S. Large Company Portfolio.............. $  8
            U.S. Large Cap Equity Portfolio....................    2
            U.S. Large Cap Value Portfolio.....................  330
            U.S. Targeted Value Portfolio......................   98
            U.S. Small Cap Value Portfolio.....................  300
            U.S. Core Equity 1 Portfolio.......................  153
            U.S. Core Equity 2 Portfolio.......................  234
            U.S. Vector Equity Portfolio.......................   71
            U.S. Small Cap Portfolio...........................  164
            U.S. Micro Cap Portfolio...........................  148
            DFA Real Estate Securities Portfolio...............  121
            Large Cap International Portfolio..................   76
            International Core Equity Portfolio................  219
            International Small Company Portfolio..............  227
            Japanese Small Company Portfolio...................    9
            Asia Pacific Small Company Portfolio...............    7
            United Kingdom Small Company Portfolio.............    1
            Continental Small Company Portfolio................    5
            DFA International Real Estate Securities Portfolio.   46
            DFA Global Real Estate Securities Portfolio........   35
            DFA International Small Cap Value Portfolio........  333
            International Vector Equity Portfolio..............   19
            World ex U.S. Value Portfolio......................    1
            World ex U.S. Targeted Value Portfolio.............    1
            World ex U.S. Core Equity Portfolio................    2
            World Core Equity Portfolio........................   --
            Selectively Hedged Global Equity Portfolio.........    1
            Emerging Markets Portfolio.........................  102
            Emerging Markets Small Cap Portfolio...............   80
            Emerging Markets Value Portfolio...................  444
            Emerging Markets Core Equity Portfolio.............  223

E. Purchases and Sales of Securities:

   For the year ended October 31, 2015, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                        U.S. Government     Other Investment
                                           Securities          Securities
                                       ------------------ ---------------------
                                       Purchases  Sales   Purchases    Sales
                                       --------- -------- ---------- ----------
Enhanced U.S. Large Company Portfolio. $398,312  $382,868 $   66,293 $   88,992
U.S. Large Cap Equity Portfolio.......       --        --    533,457     59,766
U.S. Targeted Value Portfolio.........       --        --  2,907,716    933,338
U.S. Small Cap Value Portfolio........       --        --  2,865,506  1,961,319
U.S. Core Equity 1 Portfolio..........       --        --  3,071,299    483,948

                                                    U.S. Government   Other Investment
                                                      Securities         Securities
                                                    --------------- ---------------------
                                                    Purchases Sales Purchases    Sales
                                                    --------- ----- ---------- ----------
U.S. Core Equity 2 Portfolio.......................    --      --   $3,291,603 $  753,660
U.S. Vector Equity Portfolio.......................    --      --      661,294    368,476
U.S. Small Cap Portfolio...........................    --      --    2,694,919  1,099,360
U.S. Micro Cap Portfolio...........................    --      --      765,172    725,356
DFA Real Estate Securities Portfolio...............    --      --      624,614    285,608
Large Cap International Portfolio..................    --      --      501,159    304,319
International Core Equity Portfolio................    --      --    3,165,876    506,182
DFA International Real Estate Securities Portfolio.    --      --      648,879     63,653
DFA Global Real Estate Securities Portfolio........    --      --      972,852      4,106
DFA International Small Cap Value Portfolio........    --      --    3,357,177  2,230,599
International Vector Equity Portfolio..............    --      --      480,413    123,391
World ex U.S. Targeted Value Portfolio.............    --      --      130,463        478
World ex U.S. Core Equity Portfolio................    --      --    1,226,595      7,252
Emerging Markets Core Equity Portfolio.............    --      --    2,795,211    731,558

   For the year ended October 31, 2015, the Fund of Funds made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                            DFA Global Real Estate Securities Portfolio
                                 ------------------------------------------------------------------
                                 Balance at Balance at                    Dividend Distributions of
Affiliated Investment Companies  10/31/2014 10/31/2015 Purchases  Sales    Income   Realized Gains
-------------------------------  ---------- ---------- --------- -------- -------- ----------------
DFA Real Estate Securities
  Portfolio..................... $2,044,932 $1,574,619 $189,582  $657,800 $ 69,748          --
DFA International Real Estate
  Securities Portfolio..........  1,255,234  1,448,338  278,337     7,000   75,369          --
                                 ---------- ---------- --------  -------- --------      ------
Total........................... $3,300,166 $3,022,957 $467,918  $664,800 $145,117          --
                                 ========== ========== ========  ======== ========      ======

                                                   World ex U.S. Value Portfolio
                                 ------------------------------------------------------------------
                                 Balance at Balance at                    Dividend Distributions of
Affiliated Investment Companies  10/31/2014 10/31/2015 Purchases  Sales    Income   Realized Gains
-------------------------------  ---------- ---------- --------- -------- -------- ----------------
DFA International Small Cap
  Value Portfolio............... $    9,588 $   16,637 $  8,964  $  1,809 $    205      $  169

                                               World ex U.S. Targeted Value Portfolio
                                 ------------------------------------------------------------------
                                 Balance at Balance at                    Dividend Distributions of
Affiliated Investment Companies  10/31/2014 10/31/2015 Purchases  Sales    Income   Realized Gains
-------------------------------  ---------- ---------- --------- -------- -------- ----------------
DFA International Small Cap
  Value Portfolio............... $   93,592         -- $ 60,225  $149,563 $  1,871      $1,797
International Vector Equity
  Portfolio.....................     13,571         --    9,476    21,182      435         135
                                 ---------- ---------- --------  -------- --------      ------
Total........................... $  107,163         -- $ 69,701  $170,745 $  2,306      $1,932
                                 ========== ========== ========  ======== ========      ======

                                                World ex U.S. Core Equity Portfolio
                                 ------------------------------------------------------------------
                                 Balance at Balance at                    Dividend Distributions of
Affiliated Investment Companies  10/31/2014 10/31/2015 Purchases  Sales    Income   Realized Gains
-------------------------------  ---------- ---------- --------- -------- -------- ----------------
International Core Equity
  Portfolio..................... $  312,519         -- $  4,047  $313,486 $      7          --
Emerging Markets Core Equity
  Portfolio.....................     93,258         --   44,501   133,044      596          --
                                 ---------- ---------- --------  -------- --------      ------
Total........................... $  405,777         -- $ 48,548  $446,530 $    603          --
                                 ========== ========== ========  ======== ========      ======

                                                    World Core Equity Portfolio
                                 -----------------------------------------------------------------
                                 Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies  10/31/2014 10/31/2015 Purchases  Sales   Income   Realized Gains
-------------------------------  ---------- ---------- --------- ------- -------- ----------------
 U.S. Core Equity 1 Portfolio...  $ 38,342   $105,442  $ 71,217  $ 4,192  $1,107        $171
 International Core Equity
   Portfolio....................    29,208     76,621    54,462    4,963   1,422          --
 Emerging Markets Core Equity
   Portfolio....................     8,097     20,320    16,277    1,159     308          --
                                  --------   --------  --------  -------  ------        ----
 Total..........................  $ 75,647   $202,383  $141,956  $10,314  $2,837        $171
                                  ========   ========  ========  =======  ======        ====

                                            Selectively Hedged Global Equity Portfolio
                                 -----------------------------------------------------------------
                                 Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies  10/31/2014 10/31/2015 Purchases  Sales   Income   Realized Gains
-------------------------------  ---------- ---------- --------- ------- -------- ----------------
 U.S. Core Equity 2 Portfolio...  $ 64,220   $110,935  $ 48,134  $   667  $1,350        $469
 International Core Equity
   Portfolio....................    53,147     87,007    37,779      978   1,883          --
 Emerging Markets Core Equity
   Portfolio....................    23,899     36,717    19,717    1,022     635          --
                                  --------   --------  --------  -------  ------        ----
 Total..........................  $141,266   $234,659  $105,630  $ 2,667  $3,868        $469
                                  ========   ========  ========  =======  ======        ====

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                          Increase       Increase
                                                         (Decrease)     (Decrease)
                                          Increase     Undistributed   Accumulated
                                         (Decrease)    Net Investment  Net Realized
                                       Paid-In Capital     Income     Gains (Losses)
                                       --------------- -------------- --------------
Enhanced U.S. Large Company Portfolio.    $  1,416        $   (432)     $    (984)
U.S. Large Cap Equity Portfolio.......      10,328            (304)       (10,024)
U.S. Large Cap Value Portfolio........      55,033         (17,499)       (37,534)
U.S. Targeted Value Portfolio.........      21,409          (3,313)       (18,096)
U.S. Small Cap Value Portfolio........      48,875          (7,941)       (40,934)
U.S. Core Equity 1 Portfolio..........      61,142          (7,435)       (53,707)
U.S. Core Equity 2 Portfolio..........      19,179          (7,540)       (11,639)
U.S. Vector Equity Portfolio..........       9,735          (2,755)        (6,980)
U.S. Small Cap Portfolio..............      58,820          (5,332)       (53,488)
U.S. Micro Cap Portfolio..............      26,542          (1,631)       (24,911)
DFA Real Estate Securities Portfolio..     243,857           8,816       (252,673)

                                                                       Increase       Increase
                                                                      (Decrease)     (Decrease)
                                                       Increase     Undistributed   Accumulated
                                                      (Decrease)    Net Investment  Net Realized
                                                    Paid-In Capital     Income     Gains (Losses)
                                                    --------------- -------------- --------------
Large Cap International Portfolio..................    $ 32,450        $   (358)     $ (32,092)
International Core Equity Portfolio................     170,340         (10,135)      (160,205)
International Small Company Portfolio..............     162,737          (1,167)      (161,570)
Japanese Small Company Portfolio...................       4,111             708         (4,819)
Asia Pacific Small Company Portfolio...............       4,515             171         (4,686)
United Kingdom Small Company Portfolio.............         979              53         (1,032)
Continental Small Company Portfolio................       2,955              19         (2,974)
DFA International Real Estate Securities Portfolio.       4,578          (5,684)         1,106
DFA Global Real Estate Securities Portfolio........       1,213          (1,213)            --
DFA International Small Cap Value Portfolio........     207,054           9,174       (216,228)
International Vector Equity Portfolio..............      12,256          (1,917)       (10,339)
World ex U.S. Value Portfolio......................          --             (27)            27
World ex U.S. Targeted Value Portfolio.............      (1,873)           (271)         2,145
World ex U.S. Core Equity Portfolio................         479            (716)           237
World Core Equity Portfolio........................          --              --             --
Selectively Hedged Global Equity Portfolio.........         306           2,885         (3,191)
Emerging Markets Portfolio.........................       7,227          (9,135)         1,908
Emerging Markets Small Cap Portfolio...............       8,089          (2,961)        (5,128)
Emerging Markets Value Portfolio...................      26,840         (24,245)        (2,595)
Emerging Markets Core Equity Portfolio.............      53,522         (31,497)       (22,025)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                         Net Investment
                                           Income and
                                           Short-Term     Long-Term
                                         Capital Gains  Capital Gains  Total
                                         -------------- ------------- --------
  Enhanced U.S. Large Company Portfolio
  2014..................................    $    903            --    $    903
  2015..................................      11,391      $ 16,610      28,001
  U.S. Large Cap Equity Portfolio
  2014..................................       3,209            --       3,209
  2015..................................       8,398           266       8,664
  U.S. Large Cap Value Portfolio
  2014..................................     230,364            --     230,364
  2015..................................     302,945        86,223     389,168
  U.S. Targeted Value Portfolio
  2014..................................      51,735       237,290     289,025
  2015..................................      85,573       237,911     323,484
  U.S. Small Cap Value Portfolio
  2014..................................      66,463       443,795     510,258
  2015..................................     130,190       427,115     557,305
  U.S. Core Equity 1 Portfolio
  2014..................................     135,714        34,892     170,606
  2015..................................     200,298        49,469     249,767
  U.S. Core Equity 2 Portfolio
  2014..................................     170,204        98,745     268,949
  2015..................................     228,075        89,857     317,932

                                                    Net Investment
                                                      Income and
                                                      Short-Term     Long-Term
                                                    Capital Gains  Capital Gains  Total
                                                    -------------- ------------- --------
U.S. Vector Equity Portfolio
2014...............................................    $ 39,201      $ 38,966    $ 78,167
2015...............................................      51,799       109,045     160,844
U.S. Small Cap Portfolio
2014...............................................      85,510       218,795     304,305
2015...............................................     105,110       268,312     373,422
U.S. Micro Cap Portfolio
2014...............................................      43,726       200,738     244,464
2015...............................................      39,933       278,651     318,584
DFA Real Estate Securities Portfolio
2014...............................................     156,934            --     156,934
2015...............................................     220,092            --     220,092
Large Cap International Portfolio
2014...............................................      98,177            --      98,177
2015...............................................      85,101            --      85,101
International Core Equity Portfolio
2014...............................................     320,068            --     320,068
2015...............................................     367,607            --     367,607
International Small Company Portfolio
2014...............................................     218,133       211,626     429,759
2015...............................................     235,604       250,320     485,924
Japanese Small Company Portfolio
2014...............................................      11,539            --      11,539
2015...............................................       7,758            --       7,758
Asia Pacific Small Company Portfolio
2014...............................................      12,860            --      12,860
2015...............................................      16,487            --      16,487
United Kingdom Small Company Portfolio
2014...............................................         919           406       1,325
2015...............................................       1,068         2,151       3,219
Continental Small Company Portfolio
2014...............................................       3,660            --       3,660
2015...............................................       4,771            --       4,771
DFA International Real Estate Securities Portfolio
2014...............................................     106,263            --     106,263
2015...............................................     182,724            --     182,724
DFA Global Real Estate Securities Portfolio
2014...............................................      72,036            --      72,036
2015...............................................     124,281            --     124,281
DFA International Small Cap Value Portfolio
2014...............................................     239,810       127,501     367,311
2015...............................................     224,376       207,080     431,456
International Vector Equity Portfolio
2014...............................................      31,913         7,322      39,235
2015...............................................      38,097        10,950      49,047
World ex U.S. Value Portfolio
2014...............................................       4,113            --       4,113
2015...............................................       3,283            --       3,283

                                            Net Investment
                                              Income and
                                              Short-Term     Long-Term
                                            Capital Gains  Capital Gains  Total
                                            -------------- ------------- --------
World ex U.S. Targeted Value Portfolio
2014.......................................    $  2,537      $  1,141    $  3,678
2015.......................................       3,902           402       4,304
World ex U.S. Core Equity Portfolio
2014.......................................       6,163            --       6,163
2015.......................................      15,824            --      15,824
World Core Equity Portfolio
2014.......................................         358            14         372
2015.......................................       2,679           232       2,911
Selectively Hedged Global Equity Portfolio
2014.......................................       2,139           539       2,678
2015.......................................       4,968         1,915       6,883
Emerging Markets Portfolio
2014.......................................      78,253        20,987      99,240
2015.......................................      73,891            --      73,891
Emerging Markets Small Cap Portfolio
2014.......................................      83,100        63,095     146,195
2015.......................................     102,968        88,636     191,604
Emerging Markets Value Portfolio
2014.......................................     418,693       264,053     682,746
2015.......................................     351,213            --     351,213
Emerging Markets Core Equity Portfolio
2014.......................................     287,956            --     287,956
2015.......................................     304,141            --     304,141

   At October 31, 2015, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                    Net Investment
                                                      Income and   Long-Term
                                                      Short-Term    Capital
                                                    Capital Gains    Gains    Total
                                                    -------------- --------- -------
Enhanced U.S. Large Company Portfolio..............    $   412      $ 1,004  $ 1,416
U.S. Large Cap Equity Portfolio....................        304           --      304
U.S. Large Cap Value Portfolio.....................     17,499       37,534   55,033
U.S. Targeted Value Portfolio......................      4,987       16,422   21,409
U.S. Small Cap Value Portfolio.....................      7,990       28,335   36,325
U.S. Core Equity 1 Portfolio.......................      6,903        5,449   12,352
U.S. Core Equity 2 Portfolio.......................      8,413       10,793   19,206
U.S. Vector Equity Portfolio.......................      2,934        6,801    9,735
U.S. Small Cap Portfolio...........................      5,559       25,529   31,088
U.S. Micro Cap Portfolio...........................      1,827       11,982   13,809
DFA Real Estate Securities Portfolio...............         --           --       --
International Core Equity Portfolio................      8,245           --    8,245
International Small Company Portfolio..............     11,013       11,430   22,443
United Kingdom Small Company Portfolio.............         39           62      101
DFA International Real Estate Securities Portfolio.        440           --      440
DFA Global Real Estate Securities Portfolio........      1,213           --    1,213
DFA International Small Cap Value Portfolio........     12,637        9,492   22,129

                                                    Net Investment
                                                      Income and
                                                      Short-Term
                                                      Long-Term    Capital
                                                    Capital Gains   Gains   Total
                                                    -------------- ------- -------
DFA International Real Estate Securities Portfolio.    $   440         --  $   440
International Vector Equity Portfolio..............      1,612     $  255    1,867
World ex U.S. Targeted Value Portfolio.............        147         --      147
World ex U.S. Core Equity Portfolio................        479         --      479
Selectively Hedged Global Equity Portfolio.........        278         28      306
Emerging Markets Portfolio.........................      7,227         --    7,227
Emerging Markets Small Cap Portfolio...............      6,063      2,037    8,100
Emerging Markets Value Portfolio...................     26,840         --   26,840
Emerging Markets Core Equity Portfolio.............     23,989         --   23,989

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                          Undistributed                                               Total Net
                                          Net Investment                                            Distributable
                                            Income and   Undistributed                 Unrealized     Earnings
                                            Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                          Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                          -------------- ------------- ------------- -------------- -------------
Enhanced U.S. Large Company
  Portfolio..............................    $  3,584      $  9,802             --     $     (111)   $   13,275
U.S. Large Cap Equity Portfolio..........       1,343            --      $  (1,351)        31,070        31,062
U.S. Large Cap Value Portfolio...........      30,479       643,969             --      4,499,039     5,173,487
U.S. Targeted Value Portfolio............      18,067       286,524             --        922,409     1,227,000
U.S. Small Cap Value Portfolio...........      26,815       487,346             --      2,227,303     2,741,464
U.S. Core Equity 1 Portfolio.............      22,875       160,144             --      3,275,015     3,458,034
U.S. Core Equity 2 Portfolio.............      25,668       296,053             --      4,046,832     4,368,553
U.S. Vector Equity Portfolio.............       4,523       119,585             --        931,331     1,055,439
U.S. Small Cap Portfolio.................      12,969       503,175             --      2,057,529     2,573,673
U.S. Micro Cap Portfolio.................       6,379       267,817             --      1,371,067     1,645,263
DFA Real Estate Securities Portfolio.....          --            --        (19,021)     1,926,171     1,907,150
Large Cap International Portfolio........      11,830            --       (268,884)       371,692       114,638
International Core Equity Portfolio......      28,345            --       (296,651)       466,496       198,190
International Small Company
  Portfolio..............................      94,660       205,951             --        665,626       966,237
Japanese Small Company Portfolio.........       6,330            --        (51,612)        29,782       (15,500)
Asia Pacific Small Company Portfolio.....       7,078            --        (33,794)       (46,165)      (72,881)
United Kingdom Small Company
  Portfolio..............................         441         1,632             --         10,389        12,462
Continental Small Company Portfolio......         446            --        (17,012)        31,682        15,116
DFA International Real Estate Securities
  Portfolio..............................      36,675            --       (215,456)       (49,047)     (227,828)
DFA Global Real Estate Securities
  Portfolio..............................      50,562            --         (1,213)       598,569       647,918
DFA International Small Cap Value
  Portfolio..............................     145,020       182,535             --      1,198,732     1,526,287
International Vector Equity Portfolio....       5,489         5,715             --         74,001        85,205
World ex U.S. Value Portfolio............         758            --           (345)        (7,850)       (7,437)
World ex U.S. Targeted Value
  Portfolio..............................         154            --        (12,694)         8,504        (4,036)
World ex U.S. Core Equity Portfolio......       3,618            --         (9,432)       (56,640)      (62,454)
World Core Equity Portfolio..............         122           132             --         (7,477)       (7,223)

                                  Undistributed                                               Total Net
                                  Net Investment                                            Distributable
                                    Income and   Undistributed                 Unrealized     Earnings
                                    Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                  Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                  -------------- ------------- ------------- -------------- -------------
Selectively Hedged Global Equity
  Portfolio......................    $  5,273       $   620             --    $     6,326    $    12,219
Emerging Markets Portfolio.......      22,683            --      $(120,360)       455,503        357,826
Emerging Markets Small Cap
  Portfolio......................      49,581        36,695             --       (252,718)      (166,442)
Emerging Markets Value Portfolio.     177,986            --       (948,015)    (3,212,233)    (3,982,262)
Emerging Markets Core Equity
  Portfolio......................      69,033            --       (489,868)    (1,224,806)    (1,645,641)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                                     Expires on October 31,
                                                    --------------------------------------------------------
                                                     2016     2017    2018    2019   2020 Unlimited  Total
                                                    ------- -------- ------- ------- ---- --------- --------
Enhanced U.S. Large Company Portfolio..............      --       --      --      --  --        --        --
U.S. Large Cap Equity Portfolio....................      --       --      --      --  --  $  1,351  $  1,351
U.S. Large Cap Value Portfolio.....................      --       --      --      --  --        --        --
U.S. Targeted Value Portfolio......................      --       --      --      --  --        --        --
U.S. Small Cap Value Portfolio.....................      --       --      --      --  --        --        --
U.S. Core Equity 1 Portfolio.......................      --       --      --      --  --        --        --
U.S. Core Equity 2 Portfolio.......................      --       --      --      --  --        --        --
U.S. Vector Equity Portfolio.......................      --       --      --      --  --        --        --
U.S. Small Cap Portfolio...........................      --       --      --      --  --        --        --
U.S. Micro Cap Portfolio...........................      --       --      --      --  --        --        --
DFA Real Estate Securities Portfolio...............      --       --      -- $19,021  --        --    19,021
Large Cap International Portfolio.................. $19,004 $135,393 $14,311  12,549  --    87,627   268,884
International Core Equity Portfolio................      --   53,176      --      --  --   243,475   296,651
International Small Company Portfolio..............      --       --      --      --  --        --        --
Japanese Small Company Portfolio...................  19,909   13,952  12,208   5,543  --        --    51,612
Asia Pacific Small Company Portfolio...............  16,317    8,261      --      --  --     9,216    33,794
United Kingdom Small Company Portfolio.............      --       --      --      --  --        --        --
Continental Small Company Portfolio................   4,536    7,224   5,252      --  --        --    17,012
DFA International Real Estate Securities Portfolio.  13,446   34,576  38,689  69,466  --    59,280   215,457
DFA Global Real Estate Securities Portfolio........      --       --     774      --  --       439     1,213
DFA International Small Cap Value Portfolio........      --       --      --      --  --        --        --
International Vector Equity Portfolio..............      --       --      --      --  --        --        --
World ex U.S. Value Portfolio......................      --       --      --     345  --        --       345
World ex U.S. Targeted Value Portfolio.............      --       --      --      --  --    12,694    12,694
World ex U.S. Core Equity Portfolio................      --       --      --      --  --     9,432     9,432
World Core Equity Portfolio........................      --       --      --      --  --        --        --
Selectively Hedged Global Equity Portfolio.........      --       --      --      --  --        --        --
Emerging Markets Portfolio.........................      --       --      --      --  --   120,360   120,360
Emerging Markets Small Cap Portfolio...............      --       --      --      --  --        --        --
Emerging Markets Value Portfolio...................      --       --      --      --  --   948,015   948,015
Emerging Markets Core Equity Portfolio.............   7,080   26,444      --      --  --   456,344   489,868

   During the year ended October 31, 2015, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

          DFA Real Estate Securities Portfolio............... $119,162
          Japanese Small Company Portfolio...................    7,558
          Continental Small Company Portfolio................    4,010
          DFA International Real Estate Securities Portfolio.       46
          World ex U.S. Value Portfolio......................    1,284

   At October 31, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                               Net
                                                                                            Unrealized
                                                     Federal     Unrealized   Unrealized   Appreciation
                                                     Tax Cost   Appreciation Depreciation (Depreciation)
                                                    ----------- ------------ ------------ --------------
Enhanced U.S. Large Company Portfolio.............. $   254,451  $       99  $      (205)  $      (106)
U.S. Large Cap Equity Portfolio....................     702,331      62,658      (31,588)       31,070
U.S. Large Cap Value Portfolio.....................  11,374,302   4,499,044           --     4,499,044
U.S. Targeted Value Portfolio......................   7,515,260   1,615,681     (693,272)      922,409
U.S. Small Cap Value Portfolio.....................  11,049,862   3,443,849   (1,216,546)    2,227,303
U.S. Core Equity 1 Portfolio.......................  11,439,540   3,779,487     (504,472)    3,275,015
U.S. Core Equity 2 Portfolio.......................  12,873,905   4,739,713     (692,881)    4,046,832
U.S. Vector Equity Portfolio.......................   3,308,684   1,196,493     (265,162)      931,331
U.S. Small Cap Portfolio...........................  10,750,151   2,874,601     (817,072)    2,057,529
U.S. Micro Cap Portfolio...........................   4,503,908   1,849,153     (478,086)    1,371,067
DFA Real Estate Securities Portfolio...............   4,915,331   2,012,053     (124,820)    1,887,233
Large Cap International Portfolio..................   2,943,799     681,190     (309,452)      371,738
International Core Equity Portfolio................  14,878,358   2,409,610   (1,942,753)      466,857
International Small Company Portfolio..............   8,517,618     665,871           --       665,871
Japanese Small Company Portfolio...................     434,450      29,837           --        29,837
Asia Pacific Small Company Portfolio...............     246,500          --      (46,161)      (46,161)
United Kingdom Small Company Portfolio.............      25,260      10,385           --        10,385
Continental Small Company Portfolio................     246,497      31,566           --        31,566
DFA International Real Estate Securities Portfolio.   3,705,640     124,793     (173,705)      (48,912)
DFA Global Real Estate Securities Portfolio........   3,816,334     615,309      (16,740)      598,569
DFA International Small Cap Value Portfolio........  12,181,419   3,009,624   (1,811,126)    1,198,498
International Vector Equity Portfolio..............   1,627,747     283,325     (209,304)       74,021
World ex U.S. Value Portfolio......................     163,302          --       (7,838)       (7,838)
World ex U.S. Targeted Value Portfolio.............     231,309      12,875       (4,369)        8,506
World ex U.S. Core Equity Portfolio................   1,288,644      61,184     (117,810)      (56,626)
World Core Equity Portfolio........................     215,558         633       (8,110)       (7,477)
Selectively Hedged Global Equity Portfolio.........     228,343      11,344       (5,028)        6,316
Emerging Markets Portfolio.........................   3,865,581     455,620           --       455,620
Emerging Markets Small Cap Portfolio...............   5,106,524          --     (254,711)     (254,711)
Emerging Markets Value Portfolio...................  18,177,759          --   (3,223,820)   (3,223,820)
Emerging Markets Core Equity Portfolio.............  17,167,174   2,426,299   (3,650,692)   (1,224,393)

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                             Year Ended             Year Ended
                                                           Oct. 31, 2015           Oct. 31,2014
                                                       ---------------------  ---------------------
                                                          Amount     Shares      Amount     Shares
                                                       -----------  --------  -----------  --------
U.S. Targeted Value Portfolio
Class R1 Shares
 Shares Issued........................................ $    32,126     1,408  $     9,171       406
 Shares Issued in Lieu of Cash Distributions..........       1,658        78          657        30
 Shares Redeemed......................................      (7,954)     (357)      (2,817)     (123)
                                                       -----------  --------  -----------  --------
Net Increase (Decrease) -- Class R1 Shares............ $    25,830     1,129  $     7,011       313
                                                       ===========  ========  ===========  ========
Class R2 Shares
 Shares Issued........................................ $    91,125     4,038  $    77,620     3,429
 Shares Issued in Lieu of Cash Distributions..........       4,855       231        1,832        84
 Shares Redeemed......................................     (35,030)   (1,563)     (21,767)     (957)
                                                       -----------  --------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $    60,950     2,706  $    57,685     2,556
                                                       ===========  ========  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 2,738,417   122,334  $ 1,806,386    79,191
 Shares Issued in Lieu of Cash Distributions..........     299,961    14,250      268,683    12,353
 Shares Redeemed......................................  (1,098,528)  (49,444)    (897,338)  (39,462)
                                                       -----------  --------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $ 1,939,850    87,140  $ 1,177,731    52,082
                                                       ===========  ========  ===========  ========

Emerging Markets Value Portfolio
Class R2 Shares
 Shares Issued........................................ $    30,224     1,180  $    38,565     1,378
 Shares Issued in Lieu of Cash Distributions..........       1,822        79        3,524       126
 Shares Redeemed......................................     (36,071)   (1,484)     (43,702)   (1,563)
                                                       -----------  --------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $    (4,025)     (225) $    (1,613)      (59)
                                                       ===========  ========  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 3,605,561   146,249  $ 3,218,550   115,620
 Shares Issued in Lieu of Cash Distributions..........     330,322    14,260      643,949    22,910
 Shares Redeemed......................................  (4,083,777) (163,185)  (3,445,026) (122,635)
                                                       -----------  --------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $  (147,894)   (2,676) $   417,473    15,895
                                                       ===========  ========  ===========  ========

   The Board of Directors of the Fund authorized the conversion of the Class R2 Shares of Emerging Markets Value Portfolio to the Class R2A Shares. The Class R2 Shares of Emerging Markets Value Portfolio ceased to be offered and available for purchase upon the close of business on December 3, 2010. Following the conversion, shareholders and investors purchased and redeemed Class R2A Shares of the Portfolio. The value of a shareholder's investment in the Portfolio was not impacted by the conversion, however, a shareholder received fewer Class R2A Shares than the number of Class R2 Shares held at the time of the conversion because the Class R2A Shares had a higher net asset value per share. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares.

   The per share data in the financial highlights prior to the year ended October 31, 2011 have been retroactively restated to reflect the conversion.

H. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. Forward Currency Contracts: Enhanced U.S. Large Company Portfolio, International Equity Portfolios and Selectively Hedged Global Equity Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The Enhanced U.S. Large Company Portfolio may also enter into forward currency contracts to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2015, Selectively Hedged Global Equity Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

Selectively Hedged Global Equity Portfolio*

                                                                                            Unrealized
                                                                                              Foreign
Settlement  Currency                                             Contract      Value at      Exchange
   Date     Amount**     Currency           Counterparty          Amount   October 31, 2015 Gain (Loss)
---------- ----------  ------------- --------------------------- --------  ---------------- -----------
 11/27/15      (9,018) Denmark Krone JP Morgan                   $ (1,341)     $ (1,331)       $ 10
 12/02/15     (19,485) Euro          State Street Bank and Trust  (21,479)      (21,435)         44
 12/02/15  (2,186,275) Japanese Yen  State Street Bank and Trust  (18,084)      (18,122)        (38)
 11/23/15     (19,022) Swedish Krona Citibank, N.A.                (2,294)       (2,227)         67
 11/25/15      (5,386) Swiss Franc   JP Morgan                     (5,477)       (5,452)         25
                                                                 --------      --------        ----
                                                                 $(48,675)     $(48,567)       $108
                                                                 ========      ========        ====

* During the year ended October 31, 2015, Selectively Hedged Global Equity Portfolio's average contract amount of forward currency contracts was $47,372 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Futures Contracts: Certain Portfolios may enter into futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Additionally, Enhanced U.S. Large Company Portfolio may also use stock index futures to hedge against changes in equity securities' prices and to gain exposure to the S&P 500 Index(R) in the normal course of pursuing its investment objective. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2015, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

                                                  Expiration Number of  Contract Unrealized     Cash
                                Description          Date    Contracts*  Value   Gain (Loss) Collateral
                           -------------------    ---------- ---------- -------- ----------- ----------
Enhanced U.S. Large
  Company Portfolio....... S&P 500 Index(R)        12/17/15     392     $203,223   $  795         --
Selectively Hedged Global
  Equity Portfolio........ S&P 500 Emini Index(R)  12/18/15      94        9,746      752       $432
                                                                        --------   ------       ----
                                                                        $212,969   $1,547       $432
                                                                        ========   ======       ====

  Securities have been segregated as collateral for open futures contracts.

* During the year ended October 31, 2015, Enhanced U.S. Large Company Portfolio's and Selectively Hedged Global Equity Portfolio's average notional contract amount of outstanding futures contracts were $206,190 and $7,322 (in thousands), respectively.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of October 31, 2015:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Foreign exchange          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Equity contracts          Receivables: Futures
                             Margin Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2015 (amounts in thousands):

                                                  Asset Derivatives Value
                                            -----------------------------------
                                              Total Value     Foreign
                                                   at        Exchange   Equity
                                            October 31, 2015 Contracts Contracts
-                                           ---------------- --------- ---------
Enhanced U.S. Large Company Portfolio......       $795           --      $795*
Selectively Hedged Global Equity Portfolio.        898         $146       752*

                                                Liability Derivatives Value
                                            -----------------------------------
                                              Total Value     Foreign
                                                   at        Exchange   Equity
                                            October 31, 2015 Contracts Contracts
-                                           ---------------- --------- ---------
Selectively Hedged Global Equity Portfolio.       $(38)        $(38)       --

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the year ended October 31, 2015 (amounts in thousands):

Derivative Type             Location of Gain (Loss) on Derivatives Recognized in Income
---------------             -----------------------------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of:
                              Translation of Foreign Currency Denominated Amounts
Equity contracts            Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of:
                              Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2015 (amounts in thousands):

                                                   Realized Gain (Loss) on
                                                 Derivatives Recognized in Income
                                                 -------------------------------
                                                             Foreign
                                                            Exchange    Equity
                                                  Total     Contracts  Contracts
                                                  -------   ---------  ---------
   Enhanced U.S. Large Company Portfolio........ $15,988     $  616     $15,372
   U.S. Large Cap Equity Portfolio*.............     (12)        --         (12)
   U.S. Targeted Value Portfolio*...............    (296)        --        (296)
   U.S. Small Cap Value Portfolio*..............  (2,510)        --      (2,510)
   U.S. Core Equity 2 Portfolio*................   1,793         --       1,793
   U.S. Vector Equity Portfolio*................    (811)        --        (811)
   U.S. Micro Cap Portfolio**...................  (2,258)        --      (2,258)
   Large Cap International Portfolio*...........     769         --         769
   DFA International Small Cap Value Portfolio*.  (5,555)        --      (5,555)
   World ex U.S. Targeted Value Portfolio*......    (347)        --        (347)
   World ex U.S. Core Equity Portfolio*.........     172          1         171
   Selectively Hedged Global Equity Portfolio...   2,757      3,159        (402)

                                                     Change in Unrealized
                                                 Appreciation (Depreciation) on
                                                 Derivatives Recognized in Income
                                                 -------------------------------
                                                             Foreign
                                                            Exchange    Equity
                                                  Total     Contracts  Contracts
                                                  -------   ---------  ---------
   Enhanced U.S. Large Company Portfolio........ $(6,472)    $ (205)    $(6,267)
   Selectively Hedged Global Equity Portfolio...     171       (530)        701

* As of October 31, 2015, there were no futures contracts outstanding. During the year ended October 31, 2015, the Portfolios had limited activity in futures contracts.

**During the year ended October 31, 2015, U.S. Micro Cap Portfolio's average notional contract amount of outstanding futures contracts was $6,352 (in thousands).

Offsetting of Derivative Assets and Derivative Liabilities

   The following tables present the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2015 (Amounts in thousands):

                                    Gross Amounts Not                                     Gross Amounts Not
                                 Offset in the Statements                              Offset in the Statements
                                of Assets and Liabilities                             of Assets and Liabilities
                                --------------------------                            --------------------------
                  Gross Amounts                    Cash                Gross Amounts                     Cash
                  of Recognized    Financial    Collateral    Net      of Recognized     Financial    Collateral    Net
Description        Assets (a)   Instruments (b)  Received  Amount (c) Liabilities (a) Instruments (d)  Pledged   Amount (e)
-----------       ------------- --------------- ---------- ---------- --------------- --------------- ---------- ----------
                                        Assets                                             Liabilities
                  --------------------------------------------------- -----------------------------------------------------
Selectively Hedged Global Equity Portfolio
Forward Currency
 Contracts.......     $146           $(38)          --        $108          $38            $(38)          --         --

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

NoteJ contains information regarding securities lending amounts that are subject to netting arrangements.

I. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. A line of credit with similar terms was in effect through March 31, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 9, 2015. A line of credit with similar terms was in effect through January 8, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the year ended October 31, 2015, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                   Weighted      Weighted    Number of   Interest Maximum Amount
                                    Average    Average Loan     Days     Expense  Borrowed During
                                 Interest Rate   Balance    Outstanding* Incurred   The Period
                                 ------------- ------------ ------------ -------- ---------------
U.S. Large Cap Equity Portfolio.     0.87%       $ 1,775         25        $ 1        $11,995
U.S. Targeted Value Portfolio...     0.88%         6,572          6          1          9,772
U.S. Small Cap Value Portfolio..     0.84%        16,106          4          1         19,998
U.S. Core Equity 1 Portfolio....     0.88%        54,145          5          7         85,542
U.S. Core Equity 2 Portfolio....     0.88%           474          1         --            474
U.S. Vector Equity Portfolio....     0.88%         4,276         32          3          9,743

                                            Weighted      Weighted    Number of   Interest Maximum Amount
                                             Average    Average Loan     Days     Expense  Borrowed During
                                          Interest Rate   Balance    Outstanding* Incurred   The Period
                                          ------------- ------------ ------------ -------- ---------------
U.S. Small Cap Portfolio.................     0.87%       $11,063          7        $ 2       $ 29,254
U.S. Micro Cap Portfolio.................     0.88%         3,340         27          2         16,624
DFA Real Estate Securities Portfolio.....     0.88%        21,674         50         27        126,767
Large Cap International Portfolio........     0.88%         8,544         13          3         30,988
International Small Company Portfolio....     0.88%         7,600         14          3         23,012
DFA International Real Estate Securities
  Portfolio..............................     0.87%         9,037          7          2         37,185
DFA Global Real Estate Securities
  Portfolio..............................     0.87%         6,020          1         --          6,020
DFA International Small Cap Value
  Portfolio..............................     0.88%         5,943         14          2         29,110
International Vector Equity Portfolio....     0.88%         9,096         26          6         33,723
World ex U.S. Value Portfolio............     0.87%           137         55         --            575
World ex U.S. Targeted Value Portfolio...     0.88%         1,328         47          2          8,741
World ex U.S. Core Equity Portfolio......     0.87%         1,527          3         --          1,614
World Core Equity Portfolio..............     0.88%           158         22         --            883
Selectively Hedged Global Equity
  Portfolio..............................     0.89%         2,230          4         --          3,193
Emerging Markets Core Equity Portfolio...     0.76%        38,623         27         26        231,513

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2015, that each Portfolio's available line of credit was utilized.

   At October 31, 2015, World ex U.S. Value Portfolio had loans outstanding in the amount of $12 (in thousands).

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   For the year ended October 31, 2015, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

                                            Weighted      Weighted    Number of   Interest  Maximum Amount
                              Borrower or    Average    Average Loan     Days     Expense/  Borrowed/Loaned
                                Lender    Interest Rate   Balance    Outstanding*  Income  During The Period
                              ----------- ------------- ------------ ------------ -------- -----------------
Emerging Markets Core Equity
  Portfolio..................  Borrower       0.49%       $304,214        4         $17        $311,958

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2015, that the Portfolio utilized an interfund loan.

   The Portfolios had no outstanding interfund loans as of October 31, 2015.

J. Affiliated Trades:

   Cross trades for the year ended October 31, 2015, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2015, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

        Portfolio                                    Purchases  Sales
        ---------                                    --------- --------
        DFA Real Estate Securities Portfolio........ $    766  $ 93,185
        International Core Equity Portfolio.........  104,379        12
        Emerging Markets Core Equity Portfolio......    2,044       213
        DFA Global Real Estate Securities Portfolio.   95,016        --
        World ex U.S. Targeted Value Portfolio......    4,220        --
        U.S. Core Equity 1 Portfolio................  173,893    50,678
        U.S. Core Equity 2 Portfolio................  149,485    37,250
        International Vector Equity Portfolio.......    9,300    11,532
        Large Cap International Portfolio...........   11,026    13,287
        DFA International Small Cap Value Portfolio.   69,151   169,181
        U.S. Targeted Value Portfolio...............  125,939   134,815
        U.S. Vector Equity Portfolio................   37,056    43,979
        U.S. Small Cap Portfolio....................  102,692    60,286
        U.S. Small Cap Value Portfolio..............   31,225   290,146
        U.S. Micro Cap Portfolio....................   30,321    72,112
        World ex U.S. Core Equity Portfolio.........   11,256        44
        U.S. Large Cap Equity Portfolio.............   16,226    10,925

K. Securities Lending:

   As of October 31, 2015, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the following Portfolios received non-cash collateral consisting of short and/or long term U.S. government securities (amounts in thousands):

                                                               Market
                                                               Value
                                                              --------
          U.S. Large Cap Equity Portfolio.................... $  4,556
          U.S. Targeted Value Portfolio......................  263,396
          U.S. Small Cap Value Portfolio.....................  315,108
          U.S. Core Equity 1 Portfolio.......................  368,724
          U.S. Core Equity 2 Portfolio.......................  531,265
          U.S. Vector Equity Portfolio.......................  117,461
          U.S. Small Cap Portfolio...........................  156,455
          U.S. Micro Cap Portfolio...........................   64,402
          DFA Real Estate Securities Portfolio...............   99,650
          Large Cap International Portfolio..................    8,107
          International Core Equity Portfolio................   21,777
          DFA International Real Estate Securities Portfolio.    2,384
          DFA International Small Cap Value Portfolio........    8,028
          International Vector Equity Portfolio..............    3,036
          World ex U.S. Targeted Value Portfolio.............      868
          World ex U.S. Core Equity Portfolio................    6,157
          Emerging Markets Core Equity Portfolio.............  708,338

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

L. Shareholder Servicing Fees:

   The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

M. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. In-Kind Redemptions:

   In accordance with guidelines described in the Portfolios' prospectus, the Portfolios may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, a Portfolio recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceed the cost of those securities and a loss on in-kind redemptions to the extent the cost of the distributed securities on the date of redemption exceeds the value of those securities. Gains and losses realized on in-kind redemptions generally are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   During the year ended October 31, 2015, the Portfolios' realized net gains on in-kind redemptions as follows:

                 U.S. Large Cap Equity Portfolio...... $ 10,024
                 U.S. Small Cap Value Portfolio.......   12,630
                 U.S. Core Equity 1 Portfolio.........   48,790
                 U.S. Small Cap Portfolio.............   28,254
                 U.S. Micro Cap Portfolio.............   12,861
                 DFA Real Estate Securities Portfolio.  258,319
                 Large Cap International Portfolio....   33,199

             International Core Equity Portfolio......... $163,544
             DFA International Small Cap Value Portfolio.  193,547
             International Vector Equity Portfolio.......   10,623
             Emerging Markets Core Equity Portfolio......   29,647

O. Other:

   At October 31, 2015, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                                   Approximate
                                                                                    Percentage
                                                                      Number of   of Outstanding
                                                                     Shareholders     Shares
                                                                     ------------ --------------
Enhanced U.S. Large Company Portfolio -- Institutional Class
  Shares............................................................      4             75%
U.S. Large Cap Equity Portfolio -- Institutional Class Shares.......      3             95%
U.S. Large Cap Value Portfolio -- Institutional Class Shares........      3             72%
U.S. Targeted Value Portfolio -- Class R1 Shares....................      4             85%
U.S. Targeted Value Portfolio -- Class R2 Shares....................      6             81%
U.S. Targeted Value Portfolio -- Institutional Class Shares.........      3             59%
U.S. Small Cap Value Portfolio -- Institutional Class Shares........      3             58%
U.S. Core Equity 1 Portfolio -- Institutional Class Shares..........      5             77%
U.S. Core Equity 2 Portfolio -- Institutional Class Shares..........      6             84%
U.S. Vector Equity Portfolio -- Institutional Class Shares..........      5             93%
U.S. Small Cap Portfolio -- Institutional Class Shares..............      3             50%
U.S. Micro Cap Portfolio -- Institutional Class Shares..............      5             77%
DFA Real Estate Securities Portfolio -- Institutional Class Shares..      4             82%
Large Cap International Portfolio -- Institutional Class Shares.....      3             67%
International Core Equity Portfolio.................................      4             72%
Japanese Small Company Portfolio -- Institutional Class Shares......      4             86%
Asia Pacific Small Company Portfolio -- Institutional Class
  Shares............................................................      3             86%
United Kingdom Small Company Portfolio -- Institutional Class
  Shares............................................................      4             91%
Continental Small Company Portfolio -- Institutional Class
  Shares............................................................      5             96%
DFA International Real Estate Securities Portfolio -- Institutional
  Class Shares......................................................      4             92%
DFA Global Real Estate Securities Portfolio -- Institutional Class
  Shares............................................................      3             77%
DFA International Small Cap Value Portfolio -- Institutional Class
  Shares............................................................      3             61%
International Vector Equity Portfolio -- Institutional Class
  Shares............................................................      4             91%
World ex U.S. Value Portfolio -- Institutional Class Shares.........      7             93%
World ex U.S. Targeted Value Portfolio -- Institutional Class
  Shares............................................................      3             98%
World ex U.S. Core Equity Portfolio -- Institutional Class Shares...      4             86%
Selectively Hedged Global Equity Portfolio -- Institutional Class
  Shares............................................................      3             88%
Emerging Markets Portfolio -- Institutional Class Shares............      4             69%

                                                                              Approximate
                                                                               Percentage
                                                                 Number of   of Outstanding
                                                                Shareholders     Shares
                                                                ------------ --------------
Emerging Markets Small Cap Portfolio -- Institutional Class
  Shares.......................................................      4             56%
Emerging Markets Value Portfolio -- Class R2 Shares............      2             82%
Emerging Markets Value Portfolio -- Institutional Class Shares.      2             32%
Emerging Markets Core Equity Portfolio -- Institutional Class
  Shares.......................................................      3             61%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

P. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Large Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, World Core Equity Portfolio, Selectively Hedged Global Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Emerging Markets Core Equity Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodians, brokers and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2015

                      RESULTS OF THE SHAREHOLDER MEETING

                                  (Unaudited)

On May 8, 2015 and June 10, 2015, DFA Investment Dimensions Group Inc. ("DFAIDG") held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DFAIDG and the Portfolios, including, among other items, the election of Directors, the approval of an updated investment management agreement, and the amendment of certain fundamental investment limitations. The shareholders of the Portfolios approved each of the applicable proposals for DFAIDG and the Portfolios presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by each Portfolio. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DFAIDG

Proposal 1: Election of Directors/Trustees*

                                            % Voted % FOR              % Voted  % WITHHOLD
                                   FOR        FOR   of O/S  WITHHOLD   WITHHOLD   of O/S
                              ------------- ------- ------ ----------- -------- ----------
(a) David G. Booth........... 9,813,303,615 98.22%  63.03% 178,323,699  1.78%     1.15%
(b) George M. Constantinides. 9,825,715,266 98.34%  63.11% 165,912,043  1.66%     1.07%
(c) John P. Gould............ 9,821,346,669 98.30%  63.09% 170,280,645  1.70%     1.09%
(d) Roger G. Ibbotson........ 9,825,084,982 98.33%  63.11% 166,542,033  1.67%     1.07%
(e) Edward P. Lazear......... 9,824,635,836 98.33%  63.11% 166,991,519  1.67%     1.07%
(f) Eduardo A. Repetto....... 9,836,468,256 98.45%  63.18% 155,159,090  1.55%     1.00%
(g) Myron S. Scholes......... 9,816,729,833 98.25%  63.06% 174,897,480  1.75%     1.12%
(h) Abbie J. Smith........... 9,806,645,531 98.15%  62.99% 184,978,779  1.85%     1.19%

*  Results are for all Portfolios within DFAIDG

Asia Pacific Small Company Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 11,639,893 99.82%  92.04%  21,538   0.18%     0.17%
(b) George M. Constantinides. 11,644,232 99.85%  92.08%  17,198   0.15%     0.14%
(c) John P. Gould............ 11,641,603 99.83%  92.06%  19,828   0.17%     0.16%
(d) Roger G. Ibbotson........ 11,640,265 99.82%  92.05%  21,166   0.18%     0.17%
(e) Edward P. Lazear......... 11,634,513 99.77%  92.00%  26,917   0.23%     0.21%
(f) Eduardo A. Repetto....... 11,629,958 99.73%  91.96%  31,471   0.27%     0.25%
(g) Myron S. Scholes......... 11,644,232 99.85%  92.08%  17,198   0.15%     0.14%
(h) Abbie J. Smith........... 11,619,829 99.64%  91.88%  41,601   0.36%     0.33%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
10,344,349  88.71%  81.80% 18,073   0.15%    0.14%   28,024   0.24%    0.22%   1,270,985  10.90%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
10,358,228  88.82%  81.91%  3,954   0.03%    0.03%   28,264   0.24%    0.22%   1,270,984  10.90%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
10,344,214  88.70%  81.80% 10,804   0.09%    0.09%   35,427   0.30%    0.28%   1,270,985  10.90%

Proposal 7: Election of Trustees of Master Fund

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 11,605,130 99.52%  91.77%  56,301   0.48%     0.45%
(b) George M. Constantinides. 11,609,469 99.55%  91.80%  51,961   0.45%     0.41%
(c) John P. Gould............ 11,609,469 99.55%  91.80%  51,961   0.45%     0.41%
(d) Roger G. Ibbotson........ 11,609,469 99.55%  91.80%  51,961   0.45%     0.41%
(e) Edward P. Lazear......... 11,575,016 99.26%  91.53%  86,414   0.74%     0.68%
(f) Eduardo A. Repetto....... 11,575,016 99.26%  91.53%  86,414   0.74%     0.68%
(g) Myron S. Scholes......... 11,580,590 99.31%  91.57%  80,839   0.69%     0.64%
(h) Abbie J. Smith........... 11,581,929 99.32%  91.58%  79,501   0.68%     0.63%

Proposal 8: Approval of a "Manager of Managers" Structure for Master Fund

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
10,338,848  88.66%  81.75% 23,574   0.20%    0.19%   28,024   0.24%    0.22%   1,270,984  10.90%

Proposal 9: Approval of an Updated Investment Management Agreement Between Dimensional Fund Advisors LP and Master Fund

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
10,346,245  88.72%  81.81% 15,759   0.14%    0.12%   28,441   0.24%    0.22%   1,270,985  10.90%

Proposal 10: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities of Master Fund

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
10,336,271  88.64%  81.73% 18,747   0.16%    0.15%   35,427   0.30%    0.28%   1,270,985  10.90%

Continental Small Company Portfolio

Proposal 1: Election of Directors/Trustees

                                        % Voted % FOR           % Voted  % WITHHOLD
                                 FOR      FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              --------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 8,441,688 99.64%  78.17%  30,293   0.36%     0.28%
(b) George M. Constantinides. 8,422,910 99.42%  78.00%  49,071   0.58%     0.45%
(c) John P. Gould............ 8,437,206 99.59%  78.13%  34,775   0.41%     0.32%
(d) Roger G. Ibbotson........ 8,437,206 99.59%  78.13%  34,775   0.41%     0.32%
(e) Edward P. Lazear......... 8,429,351 99.50%  78.06%  42,630   0.50%     0.39%
(f) Eduardo A. Repetto....... 8,413,116 99.31%  77.91%  58,865   0.69%     0.55%
(g) Myron S. Scholes......... 8,437,206 99.59%  78.13%  34,775   0.41%     0.32%
(h) Abbie J. Smith........... 8,444,227 99.67%  78.20%  27,754   0.33%     0.26%

Proposal 2: Approval of a "Manager of Managers" Structure

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,371,613  75.21%  59.00% 20,656   0.24%    0.19%   16,634   0.20%    0.15%   2,063,078  24.35%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,387,842  75.40%  59.15%  4,425   0.05%    0.04%   16,634   0.20%    0.15%   2,063,080  24.35%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,366,860  75.15%  58.96% 11,307   0.13%    0.10%   30,732   0.36%    0.28%   2,063,082  24.35%

Proposal 7: Election of Trustees of Master Fund

                                        % Voted % FOR           % Voted  % WITHHOLD
                                 FOR      FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              --------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 8,437,994 99.60%  78.14%  33,987   0.40%     0.31%
(b) George M. Constantinides. 8,419,216 99.38%  77.96%  52,765   0.62%     0.49%
(c) John P. Gould............ 8,437,994 99.60%  78.14%  33,987   0.40%     0.31%
(d) Roger G. Ibbotson........ 8,437,994 99.60%  78.14%  33,987   0.40%     0.31%
(e) Edward P. Lazear......... 8,425,658 99.45%  78.02%  46,323   0.55%     0.43%
(f) Eduardo A. Repetto....... 8,409,422 99.26%  77.87%  62,559   0.74%     0.58%
(g) Myron S. Scholes......... 8,437,994 99.60%  78.14%  33,987   0.40%     0.31%
(h) Abbie J. Smith........... 8,440,533 99.63%  78.16%  31,449   0.37%     0.29%

Proposal 8: Approval of a "Manager of Managers" Structure for Master Fund

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,369,238  75.18%  58.98% 22,696   0.27%    0.21%   16,970   0.20%    0.16%   2,063,077  24.35%

Proposal 9: Approval of an Updated Investment Management Agreement Between Dimensional Fund Advisors LP and Master Fund

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,382,228  75.33%  59.10%  9,706   0.11%    0.09%   16,970   0.20%    0.16%   2,063,078  24.35%

Proposal 10: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities of Master Fund

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,365,260  75.13%  58.94% 12,794   0.15%    0.12%   30,846   0.36%    0.29%   2,063,081  24.35%

DFA Global Real Estate Securities Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 196,334,605 98.51%  56.80% 2,972,544  1.49%     0.86%
(b) George M. Constantinides. 196,344,233 98.51%  56.81% 2,962,916  1.49%     0.86%
(c) John P. Gould............ 196,145,844 98.41%  56.75% 3,161,305  1.59%     0.91%
(d) Roger G. Ibbotson........ 196,217,006 98.45%  56.77% 3,089,843  1.55%     0.89%
(e) Edward P. Lazear......... 196,317,237 98.50%  56.80% 2,989,922  1.50%     0.87%
(f) Eduardo A. Repetto....... 196,341,045 98.51%  56.80% 2,966,104  1.49%     0.86%
(g) Myron S. Scholes......... 196,199,379 98.44%  56.76% 3,107,770  1.56%     0.90%
(h) Abbie J. Smith........... 196,341,527 98.51%  56.81% 2,962,622  1.49%     0.86%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
157,279,926  78.91%  45.50% 1,641,318  0.82%    0.47%   2,488,787  1.25%    0.72%   37,897,118  19.01%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
157,824,666  79.19%  45.66% 1,109,781  0.56%    0.32%   2,475,590  1.24%    0.72%   37,897,118  19.01%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
157,349,082  78.95%  45.52% 1,514,657  0.76%    0.44%   2,546,296  1.28%    0.74%   37,897,118  19.01%

DFA International Real Estate Securities Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 561,678,588 95.77%  93.60% 24,793,023  4.23%     4.13%
(b) George M. Constantinides. 561,981,532 95.82%  93.65% 24,490,079  4.18%     4.08%
(c) John P. Gould............ 560,888,867 95.64%  93.47% 25,582,744  4.36%     4.26%
(d) Roger G. Ibbotson........ 561,794,150 95.79%  93.62% 24,677,461  4.21%     4.11%
(e) Edward P. Lazear......... 561,973,443 95.82%  93.65% 24,498,168  4.18%     4.08%
(f) Eduardo A. Repetto....... 561,922,004 95.81%  93.64% 24,549,607  4.19%     4.09%
(g) Myron S. Scholes......... 560,031,549 95.49%  93.33% 26,440,062  4.51%     4.41%
(h) Abbie J. Smith........... 560,547,754 95.58%  93.41% 25,923,857  4.42%     4.32%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR             % Voted % AGAINST           % Voted % ABSTAIN   Broker    % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote   Non-Vote
---          ------- ------ ---------- ------- --------- --------- ------- --------- ----------- --------
395,312,237  67.41%  65.88% 13,375,891  2.28%    2.23%   1,329,601  0.23%    0.22%   176,453,881  30.09%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST         % Voted % ABSTAIN   Broker    % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote   Non-Vote
---          ------- ------ --------- ------- --------- ------- ------- --------- ----------- --------
407,779,823  69.53%  67.96% 1,958,803  0.33%    0.33%   916,453  0.16%    0.15%   176,453,881  30.09%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker    % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote   Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ----------- --------
401,838,344  68.52%  66.97% 7,626,240  1.30%    1.27%   1,024,231  0.17%    0.17%   176,453,881  30.09%

DFA International Small Cap Value Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 427,156,861 98.85%  67.25%  4,980,197  1.15%     0.78%
(b) George M. Constantinides. 422,926,419 97.87%  66.58%  9,210,639  2.13%     1.45%
(c) John P. Gould............ 422,857,346 97.85%  66.57%  9,279,712  2.15%     1.46%
(d) Roger G. Ibbotson........ 422,925,804 97.87%  66.58%  9,211,254  2.13%     1.45%
(e) Edward P. Lazear......... 426,983,290 98.81%  67.22%  5,153,768  1.19%     0.81%
(f) Eduardo A. Repetto....... 427,862,025 99.01%  67.36%  4,275,032  0.99%     0.67%
(g) Myron S. Scholes......... 422,222,885 97.71%  66.47%  9,914,173  2.29%     1.56%
(h) Abbie J. Smith........... 422,043,801 97.66%  66.44% 10,093,257  2.34%     1.59%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
356,776,802  82.56%  56.17% 1,961,095  0.45%    0.31%   2,775,227  0.64%    0.44%   70,623,934  16.34%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
351,259,092  81.28%  55.30% 7,515,999  1.74%    1.18%   2,738,029  0.63%    0.43%   70,623,934  16.34%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST            % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- ---------- ------- --------- ---------- --------
341,377,618  79.00%  53.74% 7,915,885  1.83%    1.25%   12,219,623  2.83%    1.92%   70,623,934  16.34%

DFA Real Estate Securities Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 191,920,682 98.83%  91.83% 2,264,670  1.17%     1.08%
(b) George M. Constantinides. 191,902,366 98.82%  91.83% 2,282,986  1.18%     1.09%
(c) John P. Gould............ 191,763,038 98.75%  91.76% 2,422,314  1.25%     1.16%
(d) Roger G. Ibbotson........ 191,825,358 98.78%  91.79% 2,359,995  1.22%     1.13%
(e) Edward P. Lazear......... 191,902,512 98.82%  91.83% 2,282,840  1.18%     1.09%
(f) Eduardo A. Repetto....... 191,928,738 98.84%  91.84% 2,256,615  1.16%     1.08%
(g) Myron S. Scholes......... 191,780,253 98.76%  91.77% 2,405,100  1.24%     1.15%
(h) Abbie J. Smith........... 191,898,940 98.82%  91.82% 2,286,412  1.18%     1.09%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
119,145,720  61.36%  57.01% 630,060  0.32%    0.30%   1,088,788  0.56%    0.52%   73,320,785  37.76%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
118,519,077  61.03%  56.71% 1,149,844  0.59%    0.55%   1,195,649  0.62%    0.57%   73,320,785  37.76%

Emerging Markets Core Equity Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 512,759,977 98.37%  62.55% 8,516,861  1.63%     1.04%
(b) George M. Constantinides. 515,089,575 98.81%  62.83% 6,187,264  1.19%     0.75%
(c) John P. Gould............ 514,911,112 98.78%  62.81% 6,365,726  1.22%     0.78%
(d) Roger G. Ibbotson........ 515,017,546 98.80%  62.82% 6,259,293  1.20%     0.76%
(e) Edward P. Lazear......... 513,759,991 98.56%  62.67% 7,516,848  1.44%     0.92%
(f) Eduardo A. Repetto....... 517,616,872 99.30%  63.14% 3,659,966  0.70%     0.45%
(g) Myron S. Scholes......... 514,411,933 98.68%  62.75% 6,864,906  1.32%     0.84%
(h) Abbie J. Smith........... 513,816,585 98.57%  62.67% 7,460,253  1.43%     0.91%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker    % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote   Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ----------- --------
404,285,402  77.56%  49.31% 1,302,733  0.25%    0.16%   2,940,754  0.56%    0.36%   112,747,949  21.63%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker    % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote   Non-Vote
---          ------- ------ ------- ------- --------- --------- ------- --------- ----------- --------
405,404,387  77.77%  49.45% 994,390  0.19%    0.12%   2,130,114  0.41%    0.26%   112,747,949  21.63%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR             % Voted % AGAINST           % Voted % ABSTAIN   Broker    % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote   Non-Vote
---          ------- ------ ---------- ------- --------- --------- ------- --------- ----------- --------
393,922,183  75.57%  48.05% 12,329,911  2.37%    1.50%   2,276,799  0.44%    0.28%   112,747,949  21.63%

Emerging Markets Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR            % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ---------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 88,388,981 98.90%  54.16%   983,573  1.10%     0.60%
(b) George M. Constantinides. 88,435,609 98.95%  54.19%   936,946  1.05%     0.57%
(c) John P. Gould............ 88,423,087 98.94%  54.18%   949,468  1.06%     0.58%
(d) Roger G. Ibbotson........ 88,436,075 98.95%  54.19%   936,481  1.05%     0.57%
(e) Edward P. Lazear......... 88,449,188 98.97%  54.20%   923,366  1.03%     0.57%
(f) Eduardo A. Repetto....... 88,432,309 98.95%  54.19%   940,246  1.05%     0.58%
(g) Myron S. Scholes......... 88,352,635 98.86%  54.14% 1,019,918  1.14%     0.62%
(h) Abbie J. Smith........... 85,852,822 96.06%  52.61% 3,519,734  3.94%     2.16%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
72,549,600  81.18%  44.46% 405,536  0.45%    0.25%   1,437,349  1.61%    0.88%   14,980,069  16.76%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
72,674,175  81.32%  44.53% 315,478  0.35%    0.19%   1,402,835  1.57%    0.86%   14,980,069  16.76%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
72,427,115  81.04%  44.38% 534,224  0.60%    0.33%   1,431,148  1.60%    0.88%   14,980,069  16.76%

Proposal 7: Election of Trustees of Master Fund

                                         % Voted % FOR            % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ---------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 88,238,439 98.73%  54.07% 1,134,113  1.27%     0.69%
(b) George M. Constantinides. 88,284,738 98.78%  54.10% 1,087,815  1.22%     0.67%
(c) John P. Gould............ 88,270,500 98.77%  54.09% 1,102,055  1.23%     0.68%
(d) Roger G. Ibbotson........ 88,293,265 98.79%  54.10% 1,079,289  1.21%     0.66%
(e) Edward P. Lazear......... 88,291,531 98.79%  54.10% 1,081,023  1.21%     0.66%
(f) Eduardo A. Repetto....... 88,298,866 98.80%  54.11% 1,073,687  1.20%     0.66%
(g) Myron S. Scholes......... 88,202,636 98.69%  54.05% 1,169,918  1.31%     0.72%
(h) Abbie J. Smith........... 85,692,772 95.88%  52.51% 3,679,783  4.12%     2.25%

Proposal 8: Approval of a "Manager of Managers" Structure for Master Fund

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
72,564,182  81.19%  44.47% 373,437  0.42%    0.23%   1,454,869  1.63%    0.89%   14,980,069  16.76%

Proposal 9: Approval of an Updated Investment Management Agreement Between Dimensional Fund Advisors LP and Master Fund

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
72,628,505  81.26%  44.50% 318,602  0.36%    0.20%   1,445,382  1.62%    0.89%   14,980,069  16.76%

Proposal 10: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities of Master Fund

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
72,419,117  81.03%  44.38% 519,772  0.58%    0.32%   1,453,597  1.63%    0.89%   14,980,069  16.76%

Emerging Markets Small Cap Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 185,147,712 99.40%  74.17% 1,118,464  0.60%     0.45%
(b) George M. Constantinides. 185,307,384 99.49%  74.23%   958,793  0.51%     0.38%
(c) John P. Gould............ 185,288,443 99.48%  74.22%   977,732  0.52%     0.39%
(d) Roger G. Ibbotson........ 185,326,659 99.50%  74.24%   939,515  0.50%     0.38%
(e) Edward P. Lazear......... 185,323,042 99.49%  74.24%   943,134  0.51%     0.38%
(f) Eduardo A. Repetto....... 185,279,382 99.47%  74.22%   986,795  0.53%     0.40%
(g) Myron S. Scholes......... 184,885,129 99.26%  74.06% 1,381,046  0.74%     0.55%
(h) Abbie J. Smith........... 185,053,038 99.35%  74.13% 1,213,137  0.65%     0.49%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR             % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ---------- ------- --------- ------- ------- --------- ---------- --------
153,980,346  82.67%  61.68% 10,395,426  5.58%    4.16%   574,863  0.31%    0.23%   21,315,541  11.44%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR             % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ---------- ------- --------- ------- ------- --------- ---------- --------
154,314,155  82.85%  61.82% 10,093,030  5.42%    4.04%   543,451  0.29%    0.22%   21,315,541  11.44%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR             % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ---------- ------- --------- ------- ------- --------- ---------- --------
150,442,770  80.77%  60.26% 13,919,093  7.47%    5.58%   588,769  0.32%    0.24%   21,315,541  11.44%

Proposal 7: Election of Trustees of Master Fund

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 185,009,624 99.33%  74.11% 1,256,550  0.67%     0.50%
(b) George M. Constantinides. 185,207,198 99.43%  74.19% 1,058,976  0.57%     0.42%
(c) John P. Gould............ 185,200,140 99.43%  74.19% 1,066,035  0.57%     0.43%
(d) Roger G. Ibbotson........ 185,214,554 99.44%  74.19% 1,051,620  0.56%     0.42%
(e) Edward P. Lazear......... 185,223,508 99.44%  74.20% 1,042,666  0.56%     0.42%
(f) Eduardo A. Repetto....... 185,206,809 99.43%  74.19% 1,059,366  0.57%     0.42%
(g) Myron S. Scholes......... 184,799,998 99.21%  74.03% 1,466,174  0.79%     0.59%
(h) Abbie J. Smith........... 184,974,100 99.31%  74.10% 1,292,075  0.69%     0.52%

Proposal 8: Approval of a "Manager of Managers" Structure for Master Fund

             % Voted % FOR             % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ---------- ------- --------- ------- ------- --------- ---------- --------
153,968,431  82.66%  61.68% 10,349,752  5.56%    4.15%   632,449  0.34%    0.25%   21,315,541  11.44%

Proposal 9: Approval of an Updated Investment Management Agreement Between Dimensional Fund Advisors LP and Master Fund

             % Voted % FOR             % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ---------- ------- --------- ------- ------- --------- ---------- --------
154,225,646  82.80%  61.78% 10,094,160  5.42%    4.04%   630,831  0.34%    0.25%   21,315,541  11.44%

Proposal 10: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities of Master Fund

             % Voted % FOR             % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ---------- ------- --------- ------- ------- --------- ---------- --------
151,263,245  81.21%  60.59% 13,043,292  7.00%    5.22%   644,095  0.35%    0.26%   21,315,541  11.44%

Emerging Markets Value Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 357,516,538 99.11%  52.58% 3,211,557  0.89%     0.47%
(b) George M. Constantinides. 357,795,563 99.19%  52.62% 2,932,528  0.81%     0.43%
(c) John P. Gould............ 358,234,609 99.31%  52.69% 2,493,486  0.69%     0.37%
(d) Roger G. Ibbotson........ 358,786,097 99.46%  52.77% 1,941,997  0.54%     0.29%
(e) Edward P. Lazear......... 358,269,076 99.32%  52.69% 2,459,017  0.68%     0.36%
(f) Eduardo A. Repetto....... 358,852,650 99.48%  52.78% 1,875,441  0.52%     0.28%
(g) Myron S. Scholes......... 358,316,099 99.33%  52.70% 2,411,996  0.67%     0.35%
(h) Abbie J. Smith........... 356,199,378 98.74%  52.39% 4,528,715  1.26%     0.67%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
276,840,818  76.75%  40.72% 757,656  0.21%    0.11%   2,870,762  0.80%    0.42%   80,258,859  22.25%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
268,755,985  74.50%  39.53% 9,796,983  2.72%    1.44%   1,916,267  0.53%    0.28%   80,258,859  22.25%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR             % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ---------- ------- --------- --------- ------- --------- ---------- --------
252,757,486  70.07%  37.17% 25,473,479  7.06%    3.75%   2,238,267  0.62%    0.33%   80,258,859  22.25%

Proposal 7: Election of Trustees of Master Fund

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 347,379,757 96.30%  51.09% 13,348,337  3.70%     1.96%
(b) George M. Constantinides. 347,650,162 96.37%  51.13% 13,077,932  3.63%     1.92%
(c) John P. Gould............ 348,112,510 96.50%  51.20% 12,615,585  3.50%     1.86%
(d) Roger G. Ibbotson........ 348,642,595 96.65%  51.28% 12,085,500  3.35%     1.78%
(e) Edward P. Lazear......... 348,120,240 96.50%  51.20% 12,607,855  3.50%     1.85%
(f) Eduardo A. Repetto....... 348,652,651 96.65%  51.28% 12,075,444  3.35%     1.78%
(g) Myron S. Scholes......... 348,193,112 96.53%  51.21% 12,534,980  3.47%     1.84%
(h) Abbie J. Smith........... 346,479,809 96.05%  50.96% 14,248,284  3.95%     2.10%

Proposal 8: Approval of a "Manager of Managers" Structure for Master Fund

             % Voted % FOR          % Voted % AGAINST            % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ------- ------- --------- ---------- ------- --------- ---------- --------
267,220,253  74.08%  39.30% 534,811  0.15%    0.08%   12,714,171  3.52%    1.87%   80,258,859  22.25%

Proposal 9: Approval of an Updated Investment Management Agreement Between Dimensional Fund Advisors LP and Master Fund

             % Voted % FOR            % Voted % AGAINST            % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- ---------- ------- --------- ---------- --------
259,098,849  71.83%  38.11% 9,809,935  2.72%    1.44%   11,560,452  3.20%    1.70%   80,258,859  22.25%

Proposal 10: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities of Master Fund

             % Voted % FOR             % Voted % AGAINST            % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ---------- ------- --------- ---------- ------- --------- ---------- --------
243,144,637  67.40%  35.76% 25,471,297  7.06%    3.75%   11,853,301  3.29%    1.74%   80,258,859  22.25%

Enhanced U.S. Large Company Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 11,180,581 99.03%  62.45% 109,506   0.97%     0.61%
(b) George M. Constantinides. 11,176,901 99.00%  62.42% 113,186   1.00%     0.63%
(c) John P. Gould............ 11,162,115 98.87%  62.34% 127,972   1.13%     0.71%
(d) Roger G. Ibbotson........ 11,180,581 99.03%  62.45% 109,506   0.97%     0.61%
(e) Edward P. Lazear......... 11,180,581 99.03%  62.45% 109,506   0.97%     0.61%
(f) Eduardo A. Repetto....... 11,181,193 99.04%  62.45% 108,894   0.96%     0.61%
(g) Myron S. Scholes......... 11,176,901 99.00%  62.42% 113,186   1.00%     0.63%
(h) Abbie J. Smith........... 11,169,715 98.93%  62.38% 120,372   1.07%     0.67%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
9,623,226  85.24%  53.75% 33,611   0.30%    0.19%   86,371   0.77%    0.48%   1,546,879  13.70%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
9,585,717  84.90%  53.54% 52,238   0.46%    0.29%   105,254  0.93%    0.59%   1,546,879  13.70%

International Core Equity Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 672,856,326 98.09%  62.06% 13,123,890  1.91%     1.21%
(b) George M. Constantinides. 675,768,218 98.51%  62.33% 10,211,998  1.49%     0.94%
(c) John P. Gould............ 675,497,502 98.47%  62.30% 10,482,714  1.53%     0.97%
(d) Roger G. Ibbotson........ 675,527,701 98.48%  62.30% 10,452,515  1.52%     0.96%
(e) Edward P. Lazear......... 675,789,759 98.51%  62.33% 10,190,457  1.49%     0.94%
(f) Eduardo A. Repetto....... 675,843,876 98.52%  62.33% 10,136,340  1.48%     0.93%
(g) Myron S. Scholes......... 675,515,698 98.47%  62.30% 10,464,518  1.53%     0.97%
(h) Abbie J. Smith........... 675,648,212 98.49%  62.31% 10,332,004  1.51%     0.95%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker    % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote   Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ----------- --------
544,698,329  79.40%  50.24% 5,115,788  0.75%    0.47%   8,657,170  1.26%    0.80%   127,508,929  18.59%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker    % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote   Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ----------- --------
546,088,004  79.61%  50.37% 3,747,948  0.55%    0.35%   8,635,335  1.26%    0.80%   127,508,929  18.59%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker    % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote   Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ----------- --------
542,811,703  79.13%  50.06% 6,562,991  0.96%    0.61%   9,096,594  1.33%    0.84%   127,508,929  18.59%

International Small Company Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 304,745,989 99.09%  61.29% 2,783,648  0.91%     0.56%
(b) George M. Constantinides. 305,217,121 99.25%  61.39% 2,312,515  0.75%     0.47%
(c) John P. Gould............ 305,033,768 99.19%  61.35% 2,495,868  0.81%     0.50%
(d) Roger G. Ibbotson........ 305,219,666 99.25%  61.39% 2,309,970  0.75%     0.46%
(e) Edward P. Lazear......... 304,381,872 98.98%  61.22% 3,147,765  1.02%     0.63%
(f) Eduardo A. Repetto....... 305,225,040 99.25%  61.39% 2,304,596  0.75%     0.46%
(g) Myron S. Scholes......... 305,045,984 99.19%  61.35% 2,483,652  0.81%     0.50%
(h) Abbie J. Smith........... 304,176,100 98.91%  61.18% 3,353,536  1.09%     0.67%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
264,084,888  85.87%  53.12% 1,214,060  0.39%    0.24%   2,018,223  0.66%    0.41%   40,212,465  13.08%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
264,517,293  86.01%  53.20% 855,488  0.28%    0.17%   1,944,388  0.63%    0.39%   40,212,465  13.08%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST            % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- ---------- ------- --------- ---------- --------
252,039,805  81.96%  50.69% 2,199,911  0.72%    0.44%   13,077,456  4.25%    2.63%   40,212,465  13.08%

International Vector Equity Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR            % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ---------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 76,129,403 97.27%  59.52% 2,136,729  2.73%     1.67%
(b) George M. Constantinides. 77,246,959 98.70%  60.39% 1,019,172  1.30%     0.80%
(c) John P. Gould............ 77,230,969 98.68%  60.38% 1,035,163  1.32%     0.81%
(d) Roger G. Ibbotson........ 77,258,097 98.71%  60.40% 1,008,035  1.29%     0.79%
(e) Edward P. Lazear......... 77,242,828 98.69%  60.39% 1,023,304  1.31%     0.80%
(f) Eduardo A. Repetto....... 77,251,917 98.70%  60.39% 1,014,215  1.30%     0.79%
(g) Myron S. Scholes......... 77,241,592 98.69%  60.39% 1,024,540  1.31%     0.80%
(h) Abbie J. Smith........... 77,241,431 98.69%  60.39% 1,024,700  1.31%     0.80%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
60,942,721  77.87%  47.64% 497,071  0.64%    0.39%   1,058,692  1.35%    0.83%   15,767,648  20.15%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
61,199,712  78.19%  47.84% 292,739  0.37%    0.23%   1,006,027  1.29%    0.79%   15,767,648  20.15%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
60,533,080  77.34%  47.32% 399,172  0.51%    0.31%   1,566,230  2.00%    1.22%   15,767,648  20.15%

Japanese Small Company Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 17,118,176 97.35%  69.73% 465,304   2.65%     1.90%
(b) George M. Constantinides. 17,578,048 99.97%  71.61%   5,433   0.03%     0.02%
(c) John P. Gould............ 17,578,048 99.97%  71.61%   5,433   0.03%     0.02%
(d) Roger G. Ibbotson........ 17,578,048 99.97%  71.61%   5,433   0.03%     0.02%
(e) Edward P. Lazear......... 17,569,097 99.92%  71.57%  14,381   0.08%     0.06%
(f) Eduardo A. Repetto....... 17,569,097 99.92%  71.57%  14,381   0.08%     0.06%
(g) Myron S. Scholes......... 17,578,048 99.97%  71.61%   5,433   0.03%     0.02%
(h) Abbie J. Smith........... 17,578,048 99.97%  71.61%   5,433   0.03%     0.02%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
16,950,745  96.40%  69.05% 13,789   0.08%    0.06%    4,488   0.03%    0.02%   614,458   3.49%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
16,961,266  96.46%  69.09%  4,026   0.02%    0.02%    3,733   0.02%    0.02%   614,458   3.49%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
16,950,676  96.40%  69.05%  7,307   0.04%    0.03%   11,037   0.06%    0.04%   614,458   3.49%

Proposal 7: Election of Trustees of Master Fund

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 17,118,176 97.35%  69.73% 465,304   2.65%     1.90%
(b) George M. Constantinides. 17,578,048 99.97%  71.61%   5,433   0.03%     0.02%
(c) John P. Gould............ 17,578,048 99.97%  71.61%   5,433   0.03%     0.02%
(d) Roger G. Ibbotson........ 17,578,048 99.97%  71.61%   5,433   0.03%     0.02%
(e) Edward P. Lazear......... 17,569,097 99.92%  71.57%  14,381   0.08%     0.06%
(f) Eduardo A. Repetto....... 17,569,097 99.92%  71.57%  14,381   0.08%     0.06%
(g) Myron S. Scholes......... 17,578,048 99.97%  71.61%   5,433   0.03%     0.02%
(h) Abbie J. Smith........... 17,578,048 99.97%  71.61%   5,433   0.03%     0.02%

Proposal 8: Approval of a "Manager of Managers" Structure for Master Fund

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
16,950,745   96.40% 69.05% 13,789   0.08%    0.06%    4,488   0.03%    0.02%   614,458    3.49%

Proposal 9: Approval of an Updated Investment Management Agreement Between Dimensional Fund Advisors LP and Master Fund

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
16,961,266  96.46%  69.09%  4,026   0.02%    0.02%    3,733   0.02%    0.02%   614,458   3.49%

Proposal 10: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities of Master Fund

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
16,950,676  96.40%  69.05%  7,307   0.04%    0.03%   11,037   0.06%    0.04%   614,458   3.49%

Large Cap International Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR            % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
-                             ---------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 80,552,555 99.02%  52.96%   795,293  0.98%     0.52%
(b) George M. Constantinides. 80,544,448 99.01%  52.96%   803,400  0.99%     0.53%
(c) John P. Gould............ 80,530,857 99.00%  52.95%   816,990  1.00%     0.54%
(d) Roger G. Ibbotson........ 80,567,292 99.04%  52.97%   780,555  0.96%     0.51%
(e) Edward P. Lazear......... 80,559,995 99.03%  52.97%   787,852  0.97%     0.52%
(f) Eduardo A. Repetto....... 80,573,093 99.05%  52.98%   774,754  0.95%     0.51%
(g) Myron S. Scholes......... 80,508,645 98.97%  52.93%   839,202  1.03%     0.55%
(h) Abbie J. Smith........... 80,018,260 98.37%  52.61% 1,329,587  1.63%     0.87%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST            % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ---------- ------- --------- --------- --------
65,339,524  80.32%  42.96% 699,791  0.86%    0.46%   11,158,077 13.72%    7.34%   4,150,456  5.10%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
76,004,612  93.43%  49.97% 450,751  0.55%    0.30%   742,028  0.91%    0.49%   4,150,456  5.10%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
75,546,871  92.87%  49.67% 833,703  1.02%    0.55%   816,816  1.00%    0.54%   4,150,456  5.10%

Selectively Hedged Global Equity Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
-                             ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 12,529,536 99.46%  98.62%  67,965   0.54%     0.53%
(b) George M. Constantinides. 12,518,883 99.38%  98.54%  78,618   0.62%     0.62%
(c) John P. Gould............ 12,477,966 99.05%  98.21% 119,535   0.95%     0.94%
(d) Roger G. Ibbotson........ 12,502,373 99.24%  98.41%  95,128   0.76%     0.75%
(e) Edward P. Lazear......... 12,508,227 99.29%  98.45%  89,274   0.71%     0.70%
(f) Eduardo A. Repetto....... 12,534,885 99.50%  98.66%  62,616   0.50%     0.49%
(g) Myron S. Scholes......... 12,534,214 99.50%  98.66%  63,287   0.50%     0.50%
(h) Abbie J. Smith........... 12,534,885 99.50%  98.66%  62,616   0.50%     0.49%

Proposal 2: Approval of a "Manager of Managers" Structure

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
7,148,402  56.74%  56.27% 77,840   0.62%    0.61%    6,087   0.05%    0.05%   5,365,172  42.59%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
7,161,329  56.85%  56.37% 64,492   0.51%    0.51%    6,507   0.05%    0.05%   5,365,172  42.59%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
7,081,180  56.21%  55.74% 138,063  1.10%    1.09%   13,086   0.10%    0.10%   5,365,172  42.59%

U.S. Core Equity 1 Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
-                             ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 434,285,920 98.68%  65.45% 5,830,894  1.32%     0.88%
(b) George M. Constantinides. 434,423,658 98.71%  65.47% 5,693,157  1.29%     0.86%
(c) John P. Gould............ 434,186,528 98.65%  65.44% 5,930,286  1.35%     0.89%
(d) Roger G. Ibbotson........ 434,310,696 98.68%  65.45% 5,806,119  1.32%     0.88%
(e) Edward P. Lazear......... 434,411,627 98.70%  65.47% 5,705,188  1.30%     0.86%
(f) Eduardo A. Repetto....... 434,421,142 98.71%  65.47% 5,695,672  1.29%     0.86%
(g) Myron S. Scholes......... 434,320,913 98.68%  65.46% 5,795,902  1.32%     0.87%
(h) Abbie J. Smith........... 434,333,997 98.69%  65.46% 5,782,817  1.31%     0.87%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
343,654,597  78.08%  51.79% 2,088,172  0.47%    0.31%   4,389,310  1.00%    0.66%   89,984,736  20.45%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
342,639,859  77.85%  51.64% 2,903,674  0.66%    0.44%   4,588,541  1.04%    0.69%   89,984,736  20.45%

U.S. Core Equity 2 Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
-                             ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 498,383,326 98.39%  63.74% 8,157,825  1.61%     1.04%
(b) George M. Constantinides. 498,667,272 98.45%  63.78% 7,873,879  1.55%     1.01%
(c) John P. Gould............ 498,427,452 98.40%  63.74% 8,113,699  1.60%     1.04%
(d) Roger G. Ibbotson........ 498,324,654 98.38%  63.73% 8,216,497  1.62%     1.05%
(e) Edward P. Lazear......... 498,722,118 98.46%  63.78% 7,819,033  1.54%     1.00%
(f) Eduardo A. Repetto....... 498,683,770 98.45%  63.78% 7,857,381  1.55%     1.00%
(g) Myron S. Scholes......... 498,461,661 98.40%  63.75% 8,079,491  1.60%     1.03%
(h) Abbie J. Smith........... 498,439,348 98.40%  63.75% 8,101,803  1.60%     1.04%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
410,681,752  81.08%  52.52% 3,273,472  0.65%    0.42%   7,896,659  1.56%    1.01%   84,689,269  16.72%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
408,263,526  80.60%  52.21% 5,055,730  1.00%    0.65%   8,532,625  1.68%    1.09%   84,689,269  16.72%

U.S. Large Cap Equity Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
-                             ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 27,875,576 97.86%  68.31% 609,371   2.14%     1.49%
(b) George M. Constantinides. 27,873,892 97.85%  68.31% 611,055   2.15%     1.50%
(c) John P. Gould............ 27,864,502 97.82%  68.28% 620,445   2.18%     1.52%
(d) Roger G. Ibbotson........ 27,856,762 97.79%  68.26% 628,185   2.21%     1.54%
(e) Edward P. Lazear......... 27,858,695 97.80%  68.27% 626,252   2.20%     1.53%
(f) Eduardo A. Repetto....... 27,857,357 97.80%  68.27% 627,590   2.20%     1.54%
(g) Myron S. Scholes......... 27,857,965 97.80%  68.27% 626,982   2.20%     1.54%
(h) Abbie J. Smith........... 27,832,973 97.71%  68.21% 651,974   2.29%     1.60%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
20,216,448  70.97%  49.54% 267,282  0.94%    0.65%   233,475  0.82%    0.57%   7,767,742  27.27%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
20,154,331  70.75%  49.39% 288,542  1.01%    0.71%   274,332  0.96%    0.67%   7,767,742  27.27%

U.S. Large Cap Value Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
-                             ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 231,588,649 96.26%  49.72% 9,002,650  3.74%     1.93%
(b) George M. Constantinides. 231,663,700 96.29%  49.74% 8,927,600  3.71%     1.92%
(c) John P. Gould............ 231,658,481 96.29%  49.74% 8,932,820  3.71%     1.92%
(d) Roger G. Ibbotson........ 231,646,129 96.28%  49.73% 8,945,172  3.72%     1.92%
(e) Edward P. Lazear......... 231,302,147 96.14%  49.66% 9,289,152  3.86%     1.99%
(f) Eduardo A. Repetto....... 231,728,793 96.32%  49.75% 8,862,508  3.68%     1.90%
(g) Myron S. Scholes......... 231,671,603 96.29%  49.74% 8,919,698  3.71%     1.92%
(h) Abbie J. Smith........... 230,852,486 95.95%  49.56% 9,738,814  4.05%     2.09%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST            % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- ---------- ------- --------- ---------- --------
188,848,520  78.49%  40.54% 1,256,726  0.52%    0.27%   11,248,894  4.68%    2.42%   39,237,159  16.31%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
190,051,397  78.99%  40.80% 2,578,696  1.07%    0.55%   8,724,045  3.63%    1.87%   39,237,159  16.31%

Proposal 7: Election of Trustees of Master Fund

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
-                             ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 230,999,779 96.01%  49.59%  9,591,521  3.99%     2.06%
(b) George M. Constantinides. 231,121,330 96.06%  49.62%  9,469,970  3.94%     2.03%
(c) John P. Gould............ 231,123,442 96.06%  49.62%  9,467,856  3.94%     2.03%
(d) Roger G. Ibbotson........ 231,111,281 96.06%  49.62%  9,480,020  3.94%     2.04%
(e) Edward P. Lazear......... 231,164,676 96.08%  49.63%  9,426,623  3.92%     2.02%
(f) Eduardo A. Repetto....... 231,172,012 96.08%  49.63%  9,419,286  3.92%     2.02%
(g) Myron S. Scholes......... 231,037,213 96.03%  49.60%  9,554,083  3.97%     2.05%
(h) Abbie J. Smith........... 230,304,151 95.72%  49.45% 10,289,440  4.28%     2.21%

Proposal 9: Approval of an Updated Investment Management Agreement Between Dimensional Fund Advisors LP and Master Fund

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
191,481,360  79.59%  41.11% 1,260,262  0.52%    0.27%   8,612,516  3.58%    1.85%   39,237,159  16.31%

Proposal 10: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities of Master Fund

             % Voted % FOR            % Voted % AGAINST            % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- ---------- ------- --------- ---------- --------
187,130,671  77.78%  40.18% 2,459,641  1.02%    0.53%   11,763,829  4.89%    2.53%   39,237,159  16.31%

U.S. Micro Cap Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
-                             ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 164,271,139 98.46%  62.21% 2,575,435  1.54%     0.98%
(b) George M. Constantinides. 164,975,158 98.88%  62.47% 1,871,416  1.12%     0.71%
(c) John P. Gould............ 165,003,555 98.90%  62.48% 1,843,019  1.10%     0.70%
(d) Roger G. Ibbotson........ 164,878,237 98.82%  62.44% 1,968,337  1.18%     0.75%
(e) Edward P. Lazear......... 164,512,831 98.60%  62.30% 2,333,743  1.40%     0.88%
(f) Eduardo A. Repetto....... 165,061,558 98.93%  62.51% 1,785,016  1.07%     0.68%
(g) Myron S. Scholes......... 164,334,734 98.49%  62.23% 2,511,839  1.51%     0.95%
(h) Abbie J. Smith........... 162,817,945 97.59%  61.66% 4,028,629  2.41%     1.53%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN  Broker   % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote  Non-Vote
---          ------- ------ ------- ------- --------- --------- ------- --------- --------- --------
154,745,467  92.75%  58.60% 652,520  0.39%    0.25%   1,518,424  0.91%    0.58%   9,930,163  5.95%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR             % Voted % AGAINST           % Voted % ABSTAIN  Broker   % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote  Non-Vote
---          ------- ------ ---------- ------- --------- --------- ------- --------- --------- --------
138,828,378  83.21%  52.57% 16,378,930  9.82%    6.20%   1,709,098  1.02%    0.65%   9,930,163  5.95%

U.S. Small Cap Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
-                             ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 174,580,799 98.68%  54.07% 2,339,271  1.32%     0.72%
(b) George M. Constantinides. 174,859,505 98.84%  54.16% 2,060,564  1.16%     0.64%
(c) John P. Gould............ 174,768,633 98.78%  54.13% 2,151,437  1.22%     0.67%
(d) Roger G. Ibbotson........ 174,864,847 98.84%  54.16% 2,055,222  1.16%     0.64%
(e) Edward P. Lazear......... 174,728,379 98.76%  54.12% 2,191,730  1.24%     0.68%
(f) Eduardo A. Repetto....... 174,864,349 98.84%  54.16% 2,055,761  1.16%     0.64%
(g) Myron S. Scholes......... 174,805,168 98.80%  54.14% 2,114,902  1.20%     0.66%
(h) Abbie J. Smith........... 173,268,805 97.94%  53.67% 3,651,264  2.06%     1.13%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
133,640,799  75.54%  41.39% 596,340  0.34%    0.18%   1,247,401  0.71%    0.39%   41,435,530  23.42%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
125,213,629  70.77%  38.78% 8,824,180  4.99%    2.73%   1,446,725  0.82%    0.45%   41,435,530  23.42%

U.S. Small Cap Value Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 181,429,457 98.32%  53.41% 3,103,192  1.68%     0.91%
(b) George M. Constantinides. 181,508,828 98.36%  53.43% 3,023,821  1.64%     0.89%
(c) John P. Gould............ 181,518,665 98.37%  53.44% 3,013,983  1.63%     0.89%
(d) Roger G. Ibbotson........ 181,553,109 98.39%  53.45% 2,979,540  1.61%     0.88%
(e) Edward P. Lazear......... 181,131,546 98.16%  53.32% 3,401,103  1.84%     1.00%
(f) Eduardo A. Repetto....... 181,531,573 98.37%  53.44% 3,001,075  1.63%     0.88%
(g) Myron S. Scholes......... 181,130,106 98.16%  53.32% 3,402,543  1.84%     1.00%
(h) Abbie J. Smith........... 180,574,521 97.86%  53.16% 3,958,128  2.14%     1.17%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
131,525,544   71.27% 38.72% 756,489  0.41%    0.22%   2,175,042  1.18%    0.64%   50,075,574  27.14%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
130,415,931   70.67% 38.39% 1,507,334  0.82%    0.44%   2,533,810  1.37%    0.75%   50,075,574  27.14%

U.S. Targeted Value Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 140,843,340 98.95%  52.08% 1,499,845  1.05%     0.55%
(b) George M. Constantinides. 140,908,340 98.99%  52.10% 1,434,845  1.01%     0.53%
(c) John P. Gould............ 140,871,483 98.97%  52.09% 1,471,702  1.03%     0.54%
(d) Roger G. Ibbotson........ 140,939,213 99.01%  52.12% 1,403,972  0.99%     0.52%
(e) Edward P. Lazear......... 140,927,444 99.01%  52.11% 1,415,741  0.99%     0.52%
(f) Eduardo A. Repetto....... 141,044,929 99.09%  52.15% 1,298,256  0.91%     0.48%
(g) Myron S. Scholes......... 138,910,654 97.59%  51.37% 3,432,531  2.41%     1.27%
(h) Abbie J. Smith........... 141,062,863 99.10%  52.16% 1,280,323  0.90%     0.47%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
113,050,056  79.42%  41.80% 411,624  0.29%    0.15%   1,031,579  0.72%    0.38%   27,849,926  19.57%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
112,711,306  79.18%  41.68% 656,703  0.46%    0.24%   1,125,248  0.79%    0.42%   27,849,926  19.57%

U.S. Vector Equity Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 134,896,173 98.40%  62.59% 2,199,013  1.60%     1.02%
(b) George M. Constantinides. 135,040,705 98.50%  62.66% 2,054,481  1.50%     0.95%
(c) John P. Gould............ 134,970,749 98.45%  62.62% 2,124,437  1.55%     0.99%
(d) Roger G. Ibbotson........ 135,008,396 98.48%  62.64% 2,086,790  1.52%     0.97%
(e) Edward P. Lazear......... 135,049,352 98.51%  62.66% 2,045,834  1.49%     0.95%
(f) Eduardo A. Repetto....... 135,033,195 98.50%  62.65% 2,061,991  1.50%     0.96%
(g) Myron S. Scholes......... 135,008,614 98.48%  62.64% 2,086,572  1.52%     0.97%
(h) Abbie J. Smith........... 135,030,860 98.49%  62.65% 2,064,326  1.51%     0.96%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
100,815,253  73.54%  46.78% 984,954  0.72%    0.46%   1,528,546  1.11%    0.71%   33,766,434  24.63%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
100,164,642   73.06% 46.48% 1,253,230  0.91%    0.58%   1,910,877  1.39%    0.89%   33,766,434  24.63%

United Kingdom Small Company Portfolio

Proposal 1: Election of Directors/Trustees

                                        % Voted % FOR           % Voted  % WITHHOLD
                                 FOR      FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              --------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 1,000,418 99.53%  98.75%  4,689    0.47%     0.46%
(b) George M. Constantinides. 1,000,418 99.53%  98.75%  4,689    0.47%     0.46%
(c) John P. Gould............ 1,000,418 99.53%  98.75%  4,689    0.47%     0.46%
(d) Roger G. Ibbotson........ 1,000,418 99.53%  98.75%  4,689    0.47%     0.46%
(e) Edward P. Lazear.........   996,866 99.18%  98.40%  8,240    0.82%     0.81%
(f) Eduardo A. Repetto.......   998,833 99.38%  98.59%  6,273    0.62%     0.62%
(g) Myron S. Scholes......... 1,000,418 99.53%  98.75%  4,689    0.47%     0.46%
(h) Abbie J. Smith........... 1,000,418 99.53%  98.75%  4,689    0.47%     0.46%

Proposal 2: Approval of a "Manager of Managers" Structure

         % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR        FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---      ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
664,471  66.11%  65.59%  7,608   0.76%    0.75%     607    0.06%    0.06%   332,421   33.07%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

         % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR        FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---      ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
671,082  66.77%  66.24%  1,054   0.10%    0.10%     551    0.05%    0.05%   332,421   33.07%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

         % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR        FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---      ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
666,817  66.34%  65.82%  1,247   0.12%    0.12%    4,622   0.46%    0.46%   332,421   33.07%

Proposal 7: Election of Trustees of Master Fund

                                        % Voted % FOR           % Voted  % WITHHOLD
                                 FOR      FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              --------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 1,002,322 99.72%  98.94%  2,785    0.28%     0.27%
(b) George M. Constantinides. 1,002,322 99.72%  98.94%  2,785    0.28%     0.27%
(c) John P. Gould............ 1,002,322 99.72%  98.94%  2,785    0.28%     0.27%
(d) Roger G. Ibbotson........ 1,002,322 99.72%  98.94%  2,785    0.28%     0.27%
(e) Edward P. Lazear.........   998,769 99.37%  98.59%  6,337    0.63%     0.63%
(f) Eduardo A. Repetto....... 1,000,054 99.50%  98.72%  5,052    0.50%     0.50%
(g) Myron S. Scholes......... 1,002,322 99.72%  98.94%  2,785    0.28%     0.27%
(h) Abbie J. Smith........... 1,002,322 99.72%  98.94%  2,785    0.28%     0.27%

Proposal 8: Approval of a "Manager of Managers" Structure for Master Fund

         % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR        FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---      ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
667,365  66.40%  65.88%  4,714   0.47%    0.47%     607    0.06%    0.06%   332,421   33.07%

Proposal 9: Approval of an Updated Investment Management Agreement Between Dimensional Fund Advisors LP and Master Fund

         % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR        FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---      ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
671,239  66.78%  66.26%   841    0.08%    0.08%     607    0.06%    0.06%   332,421   33.07%

Proposal 10: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities of Master Fund

         % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR        FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---      ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
666,761  66.34%  65.82%  1,247   0.12%    0.12%    4,678   0.47%    0.46%   332,421   33.07%

World Core Equity Portfolio

Proposal 1: Election of Directors/Trustees

                                        % Voted % FOR           % Voted  % WITHHOLD
                                 FOR      FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              --------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 9,667,566 100.00% 98.68%    0      0.00%     0.00%
(b) George M. Constantinides. 9,667,566 100.00% 98.68%    0      0.00%     0.00%
(c) John P. Gould............ 9,667,566 100.00% 98.68%    0      0.00%     0.00%
(d) Roger G. Ibbotson........ 9,667,566 100.00% 98.68%    0      0.00%     0.00%
(e) Edward P. Lazear......... 9,667,566 100.00% 98.68%    0      0.00%     0.00%
(f) Eduardo A. Repetto....... 9,667,566 100.00% 98.68%    0      0.00%     0.00%
(g) Myron S. Scholes......... 9,667,566 100.00% 98.68%    0      0.00%     0.00%
(h) Abbie J. Smith........... 9,667,566 100.00% 98.68%    0      0.00%     0.00%

Proposal 2: Approval of a "Manager of Managers" Structure

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
9,212,626  95.29%  94.04%    0     0.00%    0.00%      0     0.00%    0.00%   454,940   4.71%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
9,212,626  95.29%  94.04%    0     0.00%    0.00%      0     0.00%    0.00%   454,940   4.71%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
9,212,626  95.29%  94.04%    0     0.00%    0.00%      0     0.00%    0.00%   454,940   4.71%

World ex U.S. Core Equity Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 56,997,599 99.46%  96.06% 307,436   0.54%     0.52%
(b) George M. Constantinides. 56,995,122 99.46%  96.06% 309,913   0.54%     0.52%
(c) John P. Gould............ 56,995,553 99.46%  96.06% 309,482   0.54%     0.52%
(d) Roger G. Ibbotson........ 57,004,740 99.48%  96.08% 300,295   0.52%     0.51%
(e) Edward P. Lazear......... 56,999,080 99.47%  96.07% 305,955   0.53%     0.52%
(f) Eduardo A. Repetto....... 56,999,309 99.47%  96.07% 305,726   0.53%     0.52%
(g) Myron S. Scholes......... 56,989,462 99.45%  96.05% 315,573   0.55%     0.53%
(h) Abbie J. Smith........... 56,979,314 99.43%  96.03% 325,721   0.57%     0.55%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- ---------- --------
36,832,446  64.27%  62.08% 196,814  0.34%    0.33%   409,951  0.72%    0.69%   19,865,824  34.67%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- ---------- --------
36,932,575  64.45%  62.25% 98,485   0.17%    0.17%   408,152  0.71%    0.69%   19,865,824  34.67%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- ---------- --------
36,814,236  64.24%  62.05% 128,613  0.22%    0.22%   496,365  0.87%    0.84%   19,865,824  34.67%

World ex U.S. Targeted Value Portfolio

Proposal 1: Election of Directors/Trustees

                                        % Voted % FOR           % Voted  % WITHHOLD
                                 FOR      FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              --------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 9,421,727 97.30%  57.53% 261,379   2.70%     1.60%
(b) George M. Constantinides. 9,420,262 97.29%  57.52% 262,844   2.71%     1.60%
(c) John P. Gould............ 9,420,262 97.29%  57.52% 262,844   2.71%     1.60%
(d) Roger G. Ibbotson........ 9,421,727 97.30%  57.53% 261,379   2.70%     1.60%
(e) Edward P. Lazear......... 9,420,262 97.29%  57.52% 262,844   2.71%     1.60%
(f) Eduardo A. Repetto....... 9,420,262 97.29%  57.52% 262,844   2.71%     1.60%
(g) Myron S. Scholes......... 9,421,727 97.30%  57.53% 261,379   2.70%     1.60%
(h) Abbie J. Smith........... 9,421,727 97.30%  57.53% 261,379   2.70%     1.60%

Proposal 2: Approval of a "Manager of Managers" Structure

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,767,677  69.89%  41.33% 134,642  1.39%    0.82%   119,151  1.23%    0.73%   2,661,636  27.49%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,838,990  70.63%  41.76% 103,910  1.07%    0.63%   78,572   0.81%    0.48%   2,661,636  27.49%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,741,608  69.62%  41.17% 146,443  1.51%    0.89%   133,419  1.38%    0.81%   2,661,636  27.49%

World ex U.S. Value Portfolio

Proposal 1: Election of Directors/Trustees

                                        % Voted % FOR           % Voted  % WITHHOLD
                                 FOR      FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              --------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 9,324,786 99.49%  89.76%  47,352   0.51%     0.46%
(b) George M. Constantinides. 9,325,671 99.50%  89.77%  46,467   0.50%     0.45%
(c) John P. Gould............ 9,325,671 99.50%  89.77%  46,467   0.50%     0.45%
(d) Roger G. Ibbotson........ 9,324,786 99.49%  89.76%  47,352   0.51%     0.46%
(e) Edward P. Lazear......... 9,324,533 99.49%  89.76%  47,605   0.51%     0.46%
(f) Eduardo A. Repetto....... 9,324,533 99.49%  89.76%  47,605   0.51%     0.46%
(g) Myron S. Scholes......... 9,323,189 99.48%  89.75%  48,949   0.52%     0.47%
(h) Abbie J. Smith........... 9,325,671 99.50%  89.77%  46,467   0.50%     0.45%

Proposal 2: Approval of a "Manager of Managers" Structure

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,927,565  73.92%  66.69% 10,437   0.11%    0.10%   15,987   0.17%    0.15%   2,418,149  25.80%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,930,042  73.94%  66.71%  7,961   0.08%    0.08%   15,987   0.17%    0.15%   2,418,149  25.80%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,904,489  73.67%  66.46% 32,375   0.35%    0.31%   17,125   0.18%    0.16%   2,418,149  25.80%

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA COMMODITY STRATEGY PORTFOLIO VS.
BLOOMBERG COMMODITY INDEX TOTAL RETURN
November 9, 2010-October 31, 2015

                                    [CHART]


                DFA Commodity Strategy       Bloomberg Commodity Index
                       Portfolio                   Total Return
                ----------------------    -----------------------------
11/1/2010               $10,000                      $10,000
11/1/2010                 9,480                        9,414
12/1/2010                10,464                       10,420
 1/1/2011                10,584                       10,525
 2/1/2011                10,804                       10,664
 3/1/2011                11,010                       10,884
 4/1/2011                11,440                       11,261
 5/1/2011                10,889                       10,691
 6/1/2011                10,337                       10,152
 7/1/2011                10,678                       10,452
 8/1/2011                10,788                       10,557
 9/1/2011                 9,187                        9,001
10/1/2011                 9,798                        9,597
11/1/2011                 9,538                        9,384
12/1/2011                 9,199                        9,032
 1/1/2012                 9,480                        9,256
 2/1/2012                 9,752                        9,506
 3/1/2012                 9,360                        9,112
 4/1/2012                 9,299                        9,074
 5/1/2012                 8,494                        8,245
 6/1/2012                 8,889                        8,698
 7/1/2012                 9,494                        9,261
 8/1/2012                 9,676                        9,381
 9/1/2012                 9,840                        9,541
10/1/2012                 9,497                        9,171
11/1/2012                 9,547                        9,176
12/1/2012                 9,321                        8,937
 1/1/2013                 9,544                        9,151
 2/1/2013                 9,169                        8,777
 3/1/2013                 9,229                        8,836
 4/1/2013                 8,996                        8,590
 5/1/2013                 8,763                        8,397
 6/1/2013                 8,304                        8,001
 7/1/2013                 8,436                        8,110
 8/1/2013                 8,730                        8,386
 9/1/2013                 8,529                        8,172
10/1/2013                 8,438                        8,051
11/1/2013                 8,397                        7,987
12/1/2013                 8,473                        8,086
 1/1/2014                 8,565                        8,110
 2/1/2014                 9,156                        8,616
 3/1/2014                 9,200                        8,651
 4/1/2014                 9,435                        8,862
 5/1/2014                 9,200                        8,607
 6/1/2014                 9,271                        8,658
 7/1/2014                 8,822                        8,227
 8/1/2014                 8,750                        8,141
 9/1/2014                 8,208                        7,634
10/1/2014                 8,178                        7,573
11/1/2014                 7,789                        7,265
12/1/2014                 7,234                        6,711
 1/1/2015                 7,028                        6,486
 2/1/2015                 7,203                        6,654
 3/1/2015                 6,853                        6,312
 4/1/2015                 7,234                        6,674
 5/1/2015                 7,028                        6,494
 6/1/2015                 7,141                        6,606
 7/1/2015                 6,378                        5,904
 8/1/2015                 6,306                        5,850               Past performance is not predictive of
 9/1/2015                 6,120                        5,650               future performance.
10/1/2015                 6,120                        5,625               The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
           Average Annual          One             Since                   would pay on fund distributions or the
           Total Return            Year          Inception                 redemption of fund shares.
           -------------------------------------------------------         Bloomberg data provided by Bloomberg
                                  -25.16%         -9.40%                   Finance L.P.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)



 Commodity Market Review                     12 Months Ended October 31, 2015

   During the fiscal year ended October 31, 2015, the Bloomberg Commodity Index Total Return fell 25.72%. The energy sector experienced a decline of 46.7%. Industrial metals fell 28.4% and agriculture was down 15.1%. Livestock declined 18.7%. Precious metals was the best performing sector of the group with a drop of 3.5%. Of the 22 components in the Index, no single component posted a positive return during the period.

DFA Commodity Strategy Portfolio

   The DFA Commodity Strategy Portfolio seeks total return consisting of capital appreciation and current income. The Portfolio generally invests in commodity-linked derivative instruments and fixed income investments. The Portfolio, through its wholly owned subsidiary Dimensional Cayman Commodity Fund I LTD, gains exposure to commodities markets by investing in derivative instruments, swap agreements, and other commodity-linked instruments. The Portfolio pursues commodity exposure based on sector weights of the Bloomberg Commodity Index Total Return. In pursuing the fixed income portion of the Portfolio's investment strategy, Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") identifies a broadly-diversified universe of eligible U.S. and foreign fixed income securities with defined maturity ranges and credit quality characteristics and then seeks to purchase a broad and diverse portfolio of securities meeting these credit quality standards. In making these purchase decisions, if the anticipated term premium is greater for longer-term securities in the eligible maturity range, Dimensional will generally focus investment in that longer-term area; otherwise, the Portfolio will generally focus investment in the short-term range of the eligible maturity range.

   For the 12 months ended October 31, 2015, the total return was -25.16% for the Portfolio versus -25.72% for the Bloomberg Commodity Index Total Return. The Portfolio's relative outperformance was attributable to the combination of differences in the management of futures contracts and the Portfolio's investment in fixed income securities.

   The Portfolio gained exposure to commodities primarily through the use of commodity swap contracts. To a lesser extent, the Portfolio gained exposure to commodities through the use of commodity futures. The Portfolio's commodity swaps provided exposure to the 22 commodities found in the Bloomberg Commodity Index, whose returns for the period ranged from -1.3% (cotton) to -51.1% (natural gas). In addition, the Portfolio also invests in fixed income securities. The Portfolio's fixed income duration decreased slightly from 1.85 to 1.84 years during the period. The Portfolio benefited from exposure to longer-term bonds relative to its shorter-term obligations on its commodity swap and futures contracts.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                           Six Months Ended October 31, 2015
   EXPENSE TABLES
                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     05/01/15  10/31/15    Ratio*   Period*
                                     --------- --------- ---------- --------
   DFA Commodity Strategy Portfolio
   --------------------------------
   Actual Fund Return............... $1,000.00 $  845.90    0.34%    $1.58
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.49    0.34%    $1.73

----------

* DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                       DFA Commodity Strategy Portfolio
              Corporate....................................  36.0%
              Foreign Corporate............................  13.5%
              Foreign Government...........................  22.7%
              Government...................................  19.8%
              Supranational................................   8.0%
                                                            -----
                                                            100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                     Face
                                                    Amount^   Value+
                                                    -------   ------
                                                     (000)
BONDS -- (71.7%)
AUSTRALIA -- (3.9%)
Australia & New Zealand Banking Group, Ltd.
     1.250%, 01/10/17.............................. $ 4,500 $ 4,514,711
     1.250%, 06/13/17..............................  10,000  10,001,150
BHP Billiton Finance USA, Ltd.
     1.625%, 02/24/17..............................   5,000   5,019,565
Commonwealth Bank of Australia
     1.125%, 03/13/17..............................   3,737   3,741,200
     1.900%, 09/18/17..............................   7,000   7,069,405
National Australia Bank, Ltd.
     1.300%, 07/25/16..............................   5,000   5,024,940
Westpac Banking Corp.
     1.200%, 05/19/17..............................   7,500   7,503,645
     2.000%, 08/14/17..............................   3,000   3,031,521
                                                            -----------
TOTAL AUSTRALIA....................................          45,906,137
                                                            -----------

CANADA -- (4.4%)
Canadian National Railway Co.
     1.450%, 12/15/16..............................   1,775   1,787,814
Canadian Natural Resources, Ltd.
     5.700%, 05/15/17..............................   3,000   3,157,101
Ontario, Province of Canada
     1.100%, 10/25/17..............................  10,000   9,987,910
     1.200%, 02/14/18..............................  15,000  14,981,790
Royal Bank of Canada
     1.500%, 01/16/18..............................   6,180   6,177,571
Thomson Reuters Corp.
     1.650%, 09/29/17..............................   5,092   5,090,997
Toronto-Dominion Bank (The)
     1.400%, 04/30/18..............................  10,000   9,978,600
                                                            -----------
TOTAL CANADA.......................................          51,161,783
                                                            -----------

FINLAND -- (1.3%)
Municipality Finance P.L.C.
     2.375%, 05/16/16..............................  15,000  15,149,670
                                                            -----------

FRANCE -- (1.6%)
BNP Paribas SA
     2.375%, 09/14/17..............................   6,140   6,237,755
Orange SA
     2.750%, 09/14/16..............................   4,000   4,061,004
Societe Generale SA
     2.750%, 10/12/17..............................   7,000   7,139,902
Total Capital International SA
     1.550%, 06/28/17..............................   1,040   1,048,300
                                                            -----------
TOTAL FRANCE.......................................          18,486,961
                                                            -----------

GERMANY -- (1.3%)
Deutsche Bank AG
     6.000%, 09/01/17..............................   4,300   4,620,655

                                                     Face
                                                    Amount^   Value+
                                                    -------   ------
                                                     (000)
GERMANY -- (Continued)
Landeskreditbank Baden- Wuerttemberg Foerderbank
     2.250%, 07/15/16.............................. $10,000 $10,118,700
                                                            -----------
TOTAL GERMANY......................................          14,739,355
                                                            -----------

ITALY -- (0.1%)
Intesa Sanpaolo SpA
     3.875%, 01/16/18..............................   1,500   1,548,308
                                                            -----------

JAPAN -- (3.1%)
Japan Bank for International Cooperation
     1.125%, 07/19/17..............................  15,000  15,012,510
Japan Finance Organization for Municipalities
     1.500%, 09/12/17..............................  13,000  13,035,204
Mizuho Bank, Ltd.
     1.550%, 10/17/17..............................   7,700   7,670,524
Nomura Holdings, Inc.
     2.000%, 09/13/16..............................   1,000   1,005,949
                                                            -----------
TOTAL JAPAN........................................          36,724,187
                                                            -----------

NETHERLANDS -- (3.1%)
Aegon NV
     4.625%, 12/01/15..............................   2,149   2,156,923
Bank Nederlandse Gemeenten NV
     1.375%, 09/27/17..............................  10,000  10,071,260
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
     1.700%, 03/19/18..............................   2,800   2,814,473
Deutsche Telekom International Finance BV
     5.750%, 03/23/16..............................     760     773,977
Enel Finance International NV
     6.250%, 09/15/17..............................   4,300   4,646,408
Heineken NV
     1.400%, 10/01/17..............................   2,500   2,501,120
Koninklijke Philips NV
     5.750%, 03/11/18..............................   6,725   7,288,508
Shell International Finance BV
     1.125%, 08/21/17..............................   6,000   6,010,644
                                                            -----------
TOTAL NETHERLANDS..................................          36,263,313
                                                            -----------

SPAIN -- (0.6%)
Telefonica Emisiones SAU
     6.221%, 07/03/17..............................   2,000   2,149,464
     3.192%, 04/27/18..............................   4,800   4,923,192
                                                            -----------
TOTAL SPAIN........................................           7,072,656
                                                            -----------

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (0.4%)
European Bank for Reconstruction & Development
    0.750%, 09/01/17.............................  $5,000 $ 4,990,285
                                                          -----------

SWEDEN -- (1.3%)
Kommuninvest I Sverige AB
    1.625%, 02/13/17.............................   4,500   4,548,258
Svensk Exportkredit AB
    2.125%, 07/13/16.............................   5,000   5,054,695
Svenska Handelsbanken AB
    3.125%, 07/12/16.............................   1,141   1,160,687
    1.625%, 03/21/18.............................   5,000   5,003,250
                                                          -----------
TOTAL SWEDEN.....................................          15,766,890
                                                          -----------

SWITZERLAND -- (1.3%)
Credit Suisse New York
    1.375%, 05/26/17.............................   4,000   3,997,776
    1.700%, 04/27/18.............................   2,000   1,993,618
UBS AG
    5.875%, 12/20/17.............................   6,104   6,617,572
    1.800%, 03/26/18.............................   2,000   2,003,412
                                                          -----------
TOTAL SWITZERLAND................................          14,612,378
                                                          -----------

UNITED KINGDOM -- (2.7%)
Barclays Bank P.L.C.
    5.000%, 09/22/16.............................     700     724,410
BP Capital Markets P.L.C.
    2.248%, 11/01/16.............................   5,000   5,063,630
British Telecommunications P.L.C.
    1.250%, 02/14/17.............................   1,200   1,199,609
Diageo Capital P.L.C.
    5.500%, 09/30/16.............................   2,000   2,082,460
    1.500%, 05/11/17.............................   6,500   6,518,102
GlaxoSmithKline Capital P.L.C.
    1.500%, 05/08/17.............................   5,000   5,038,095
Lloyds Bank P.L.C.
    1.750%, 03/16/18.............................   3,015   3,022,206
Rio Tinto Finance USA P.L.C.
    1.625%, 08/21/17.............................   1,525   1,519,417
Vodafone Group P.L.C.
    1.625%, 03/20/17.............................   4,951   4,951,010
    1.625%, 03/20/17.............................   1,000     999,876
    1.250%, 09/26/17.............................     750     745,525
                                                          -----------
TOTAL UNITED KINGDOM.............................          31,864,340
                                                          -----------

UNITED STATES -- (46.6%)
AbbVie, Inc.
    1.200%, 11/06/15.............................   3,000   3,000,120
ACE INA Holdings, Inc.
    2.600%, 11/23/15.............................   2,345   2,347,490
Actavis, Inc.
    1.875%, 10/01/17.............................   7,500   7,487,475

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Air Products & Chemicals, Inc.
    2.000%, 08/02/16............................. $ 3,000 $ 3,025,848
American Express Co.
    7.000%, 03/19/18.............................   6,799   7,632,714
American Honda Finance Corp.
    1.550%, 12/11/17.............................   7,605   7,633,055
Ameriprise Financial, Inc.
    5.650%, 11/15/15.............................     813     814,106
Amgen, Inc.
    2.125%, 05/15/17.............................   2,500   2,532,820
Anadarko Petroleum Corp.
    5.950%, 09/15/16.............................   5,000   5,184,345
Anheuser-Busch Cos., LLC
    5.600%, 03/01/17.............................   5,000   5,268,755
Anheuser-Busch InBev Worldwide, Inc.
    1.375%, 07/15/17.............................   1,000     996,552
Anthem, Inc.
    5.875%, 06/15/17.............................   3,100   3,308,373
Apple, Inc.
    1.050%, 05/05/17.............................  10,000  10,034,220
    1.000%, 05/03/18.............................   5,000   4,985,830
Assurant, Inc.
    2.500%, 03/15/18.............................     203     204,826
AT&T, Inc.
    1.400%, 12/01/17.............................   3,400   3,400,010
AutoZone, Inc.
    6.950%, 06/15/16.............................   2,500   2,589,490
Bank of America Corp.
    3.750%, 07/12/16.............................   1,200   1,223,188
    3.875%, 03/22/17.............................   3,600   3,720,132
    2.000%, 01/11/18.............................   1,000   1,004,372
Baxter International, Inc.
    1.850%, 06/15/18.............................   2,800   2,801,988
BB&T Corp.
    1.450%, 01/12/18.............................   1,250   1,246,955
Becton Dickinson and Co.
    1.750%, 11/08/16.............................   1,500   1,510,736
    1.450%, 05/15/17.............................   2,000   1,999,668
    1.800%, 12/15/17.............................   6,340   6,374,990
Berkshire Hathaway, Inc.
    1.550%, 02/09/18.............................   2,500   2,520,775
Branch Banking & Trust Co.
    1.000%, 04/03/17.............................   2,600   2,594,868
Cardinal Health, Inc.
    1.900%, 06/15/17.............................   5,000   5,034,835
    1.700%, 03/15/18.............................   5,239   5,245,591
CenterPoint Energy Resources Corp.
    6.150%, 05/01/16.............................   1,883   1,930,887
Chevron Corp.
    1.104%, 12/05/17.............................   3,500   3,502,415
    1.718%, 06/24/18.............................   1,425   1,440,166
Citigroup, Inc.
    1.350%, 03/10/17.............................   2,000   1,998,776
    6.000%, 08/15/17.............................   6,860   7,381,641

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Comcast Corp.
    4.950%, 06/15/16............................. $ 1,700 $ 1,744,936
ConAgra Foods, Inc.
    5.819%, 06/15/17.............................   7,147   7,608,174
    1.900%, 01/25/18.............................   2,594   2,580,166
ConocoPhillips Co.
    1.050%, 12/15/17.............................   3,000   2,984,493
    1.500%, 05/15/18.............................   6,500   6,494,956
Coventry Health Care, Inc.
    5.950%, 03/15/17.............................   1,159   1,229,403
    5.950%, 03/15/17.............................   3,150   3,341,759
CSX Corp.
    6.250%, 03/15/18.............................   5,731   6,335,901
CVS Health Corp.
    5.750%, 06/01/17.............................   3,000   3,207,606
Daimler Finance North America LLC
    1.650%, 03/02/18.............................  10,860  10,797,012
Danaher Corp.
    1.650%, 09/15/18.............................   2,000   2,007,594
DIRECTV Holdings, LLC / DIRECTV Financing Co.,
 Inc.
    2.400%, 03/15/17.............................   5,044   5,110,530
Duke Energy Corp.
    1.625%, 08/15/17.............................   1,019   1,022,631
Eastman Chemical Co.
    2.400%, 06/01/17.............................   3,000   3,033,738
eBay, Inc.
    1.350%, 07/15/17.............................   8,000   7,951,672
EMC Corp.
    1.875%, 06/01/18.............................   9,465   9,048,483
EOG Resources, Inc.
    2.500%, 02/01/16.............................   6,000   6,020,466
Express Scripts Holding Co.
    3.125%, 05/15/16.............................   1,975   1,998,202
Exxon Mobil Corp.
    1.305%, 03/06/18.............................  25,430  25,552,420
Fifth Third Bank
    0.900%, 02/26/16.............................   2,000   1,999,232
    1.450%, 02/28/18.............................   8,000   7,936,552
Ford Motor Credit Co. LLC
    1.500%, 01/17/17.............................   4,500   4,488,039
    5.000%, 05/15/18.............................   1,500   1,593,069
General Mills, Inc.
    5.700%, 02/15/17.............................   8,250   8,719,961
Gilead Sciences, Inc.
    1.850%, 09/04/18.............................   8,531   8,617,223
GlaxoSmithKline Capital, Inc.
    5.650%, 05/15/18.............................   1,028   1,136,290
Goldman Sachs Group, Inc. (The)
    6.250%, 09/01/17.............................   3,000   3,259,674
    5.950%, 01/18/18.............................   3,000   3,271,011
Harris Corp.
    1.999%, 04/27/18.............................   8,500   8,430,750
Hershey Co. (The)
    1.600%, 08/21/18.............................   2,300   2,306,155

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Hess Corp.
    1.300%, 06/15/17.............................  $5,625 $5,575,933
HSBC USA, Inc.
    1.625%, 01/16/18.............................   7,675  7,647,646
Intel Corp.
    1.350%, 12/15/17.............................   6,000  6,027,234
John Deere Capital Corp.
    1.200%, 10/10/17.............................     398    397,563
Johnson Controls, Inc.
    5.500%, 01/15/16.............................   1,282  1,292,916
    2.600%, 12/01/16.............................   3,475  3,525,540
JPMorgan Chase & Co.
    2.000%, 08/15/17.............................   9,750  9,836,648
Kellogg Co.
    1.875%, 11/17/16.............................   1,000  1,007,961
    1.750%, 05/17/17.............................   3,000  3,017,490
KeyBank NA
    1.100%, 11/25/16.............................   6,000  6,008,094
Kinder Morgan Energy Partners L.P.
    6.000%, 02/01/17.............................     830    864,004
Kraft Foods Group, Inc.
    2.250%, 06/05/17.............................   4,177  4,230,758
Laboratory Corp. of America Holdings
    2.200%, 08/23/17.............................   6,000  6,060,858
Marathon Oil Corp.
    0.900%, 11/01/15.............................   1,140  1,140,000
Marsh & McLennan Cos., Inc.
    2.300%, 04/01/17.............................     680    689,054
Mattel, Inc.
    1.700%, 03/15/18.............................   7,000  6,925,968
McDonald's Corp.
    5.800%, 10/15/17.............................     900    974,416
    5.350%, 03/01/18.............................   2,000  2,170,406
McKesson Corp.
    1.400%, 03/15/18.............................   6,000  5,946,054
Morgan Stanley
    3.800%, 04/29/16.............................   2,400  2,436,420
    4.750%, 03/22/17.............................   2,430  2,539,297
Mylan, Inc.
    1.350%, 11/29/16.............................   7,038  6,980,211
Nucor Corp.
    5.750%, 12/01/17.............................   3,019  3,240,320
NYSE Euronext
    2.000%, 10/05/17.............................   6,730  6,807,557
Occidental Petroleum Corp.
    1.750%, 02/15/17.............................   1,722  1,735,702
Omnicom Group, Inc.
    5.900%, 04/15/16.............................     750    766,081
ONEOK Partners L.P.
    2.000%, 10/01/17.............................   3,220  3,170,995
Oracle Corp.
    1.200%, 10/15/17.............................   5,000  5,019,515
    5.750%, 04/15/18.............................   1,500  1,655,130

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
PACCAR Financial Corp.
    1.750%, 08/14/18............................. $ 1,900 $ 1,907,788
Panhandle Eastern Pipe Line Co. L.P.
#   6.200%, 11/01/17.............................   3,550   3,820,805
Pfizer, Inc.
    1.500%, 06/15/18.............................   1,000   1,001,178
Philip Morris International, Inc.
    2.500%, 05/16/16.............................   1,222   1,234,703
    5.650%, 05/16/18.............................   6,500   7,168,226
Phillips 66
    2.950%, 05/01/17.............................   5,000   5,113,630
Pioneer Natural Resources Co.
    6.650%, 03/15/17.............................   3,450   3,638,991
PNC Bank NA
    1.500%, 02/23/18.............................   8,560   8,553,657
PPG Industries, Inc.
    1.900%, 01/15/16.............................   2,050   2,055,217
Provident Cos., Inc.
    7.000%, 07/15/18.............................   3,298   3,693,991
Prudential Financial, Inc.
    6.000%, 12/01/17.............................   2,700   2,941,801
QUALCOMM, Inc.
    1.400%, 05/18/18.............................   9,000   8,959,491
Reynolds American, Inc.
    3.500%, 08/04/16.............................   4,000   4,062,964
    6.750%, 06/15/17.............................   4,500   4,849,695
Santander Bank NA
    2.000%, 01/12/18.............................   4,500   4,481,672
Scripps Networks Interactive, Inc.
    2.700%, 12/15/16.............................   5,000   5,054,800
Southern Co. (The)
    1.300%, 08/15/17.............................   3,000   2,985,519
SunTrust Banks, Inc.
    3.600%, 04/15/16.............................   4,000   4,041,324
Symantec Corp.
    2.750%, 06/15/17.............................   7,278   7,301,734
Thermo Fisher Scientific, Inc.
    2.250%, 08/15/16.............................   1,969   1,984,496
Time Warner Cable, Inc.
    5.850%, 05/01/17.............................   2,047   2,158,881
Total System Services, Inc.
    2.375%, 06/01/18.............................   6,500   6,496,016
UnitedHealth Group, Inc.
    1.400%, 12/15/17.............................  10,500  10,521,084
US Bancorp
    1.650%, 05/15/17.............................   3,250   3,278,434
US Bank NA
    1.100%, 01/30/17.............................   6,000   6,014,466
Verizon Communications, Inc.
    0.700%, 11/02/15.............................   2,370   2,370,000
    3.650%, 09/14/18.............................   5,000   5,273,610
Viacom, Inc.
    3.500%, 04/01/17.............................   1,000   1,023,726

                                                     Face
                                                    Amount^      Value+
                                                    -------      ------
                                                     (000)
UNITED STATES -- (Continued)
Walt Disney Co. (The)
      1.125%, 02/15/17............................. $  2,000 $    2,010,200
      1.500%, 09/17/18.............................    5,000      5,020,865
Wells Fargo & Co.
      2.625%, 12/15/16.............................    6,000      6,112,938
      1.500%, 01/16/18.............................    2,700      2,709,777
Western Union Co. (The)
      5.930%, 10/01/16.............................    2,348      2,443,395
Whirlpool Corp.
      1.350%, 03/01/17.............................    2,000      1,999,712
Whirpool Corp.
      1.650%, 11/01/17.............................    8,000      8,010,984
Zoetis, Inc.
      1.875%, 02/01/18.............................    6,564      6,534,580
                                                             --------------
TOTAL UNITED STATES................................             546,326,231
                                                             --------------
TOTAL BONDS........................................             840,612,494
                                                             --------------

AGENCY OBLIGATIONS -- (1.7%)
Federal Home Loan Bank
      2.250%, 09/08/17                                10,000     10,265,200
Federal Home Loan Mortgage Corporation
      1.000%, 07/28/17.............................   10,000     10,031,070
                                                             --------------
TOTAL AGENCY OBLIGATIONS...........................              20,296,270
                                                             --------------

U.S. TREASURY OBLIGATIONS -- (26.4%)
U.S. Treasury Notes
^^++  0.500%, 07/31/17.............................  159,000    158,536,197
      1.375%, 06/30/18.............................  149,000    150,590,873
                                                             --------------
TOTAL U.S. TREASURY OBLIGATIONS....................             309,127,070
                                                             --------------
TOTAL INVESTMENT SECURITIES........................           1,170,035,834
                                                             --------------

                                                    Shares
                                                    ------
SECURITIES LENDING COLLATERAL -- (0.2%)
(S)@  DFA Short Term Investment Fund...............  202,658      2,344,750
                                                             --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,172,601,409)............................           $1,172,380,584
                                                             ==============

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                Investments in Securities (Market Value)
                                          ---------------------------------------------------
                                            Level 1        Level 2     Level 3      Total
                                          -----------  --------------  ------- --------------
Bonds
  Australia..............................          --  $   45,906,137    --    $   45,906,137
  Canada.................................          --      51,161,783    --        51,161,783
  Finland................................          --      15,149,670    --        15,149,670
  France.................................          --      18,486,961    --        18,486,961
  Germany................................          --      14,739,355    --        14,739,355
  Italy..................................          --       1,548,308    --         1,548,308
  Japan..................................          --      36,724,187    --        36,724,187
  Netherlands............................          --      36,263,313    --        36,263,313
  Spain..................................          --       7,072,656    --         7,072,656
  Supranational Organization Obligations.          --       4,990,285    --         4,990,285
  Sweden.................................          --      15,766,890    --        15,766,890
  Switzerland............................          --      14,612,378    --        14,612,378
  United Kingdom.........................          --      31,864,340    --        31,864,340
  United States..........................          --     546,326,231    --       546,326,231
Agency Obligations.......................          --      20,296,270    --        20,296,270
U.S. Treasury Obligations................          --     309,127,070    --       309,127,070
Securities Lending Collateral............          --       2,344,750    --         2,344,750
Swap Agreements**........................          --      (1,364,377)   --        (1,364,377)
Futures Contracts**...................... $(1,133,454)             --    --        (1,133,454)
                                          -----------  --------------    --    --------------
TOTAL.................................... $(1,133,454) $1,171,016,207    --    $1,169,882,753
                                          ===========  ==============    ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value (including $2,297 of securities on loan).......................... $  1,170,036
Collateral from Securities on Loan Invested in Affiliate at Value & Cost...............        2,345
Segregated Cash for Swaps Contracts....................................................        3,162
Cash...................................................................................       26,570
Receivables:
  Investment Securities Sold...........................................................        3,583
  Interest.............................................................................        6,242
  Fund Shares Sold.....................................................................        1,835
  Futures Margin Variation.............................................................          339
Unrealized Gain on Swap Contracts......................................................        4,423
Prepaid Expenses and Other Assets......................................................           50
                                                                                        ------------
     Total Assets......................................................................    1,218,585
                                                                                        ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.....................................................        2,345
  Fund Shares Redeemed.................................................................        2,994
  Due to Advisor.......................................................................          311
Unrealized Loss on Swap Contracts......................................................        5,787
Accrued Expenses and Other Liabilities.................................................           77
                                                                                        ------------
     Total Liabilities.................................................................       11,514
                                                                                        ------------
NET ASSETS............................................................................. $  1,207,071
                                                                                        ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................  203,423,046
                                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $       5.93
                                                                                        ============
Investments at Cost.................................................................... $  1,170,257
                                                                                        ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $  1,209,741
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).         (102)
Accumulated Net Realized Gain (Loss)...................................................          155
Net Unrealized Appreciation (Depreciation).............................................       (2,723)
                                                                                        ------------
NET ASSETS............................................................................. $  1,207,071
                                                                                        ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  800,000,000
                                                                                        ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

Investment Income
  Interest.......................................................................................... $  13,266
  Income from Securities Lending....................................................................        16
                                                                                                     ---------
     Total Investment Income........................................................................    13,282
                                                                                                     ---------
Expenses
  Investment Advisory Services Fees.................................................................     4,385
  Accounting & Transfer Agent Fees..................................................................        73
  Custodian Fees....................................................................................        50
  Filing Fees.......................................................................................       131
  Shareholders' Reports.............................................................................        82
  Directors'/Trustees' Fees & Expenses..............................................................         6
  Professional Fees.................................................................................        26
  Other.............................................................................................        72
                                                                                                     ---------
     Total Expenses.................................................................................     4,825
                                                                                                     ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note D).      (793)
  Fees Paid Indirectly (Note C).....................................................................       (17)
                                                                                                     ---------
  Net Expenses......................................................................................     4,015
                                                                                                     ---------
  Net Investment Income (Loss)......................................................................     9,267
                                                                                                     ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold......................................................................    (8,732)
    Futures.........................................................................................   (17,337)
    Swap Contracts..................................................................................  (339,100)
    Foreign Currency Transactions...................................................................     5,799
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................................................     4,896
    Futures.........................................................................................        84
    Swap Contracts..................................................................................    11,136
    Translation of Foreign Currency Denominated Amounts.............................................    (1,816)
                                                                                                     ---------
  Net Realized and Unrealized Gain (Loss)...........................................................  (345,070)
                                                                                                     ---------
Net Increase (Decrease) in Net Assets Resulting from Operations..................................... $(335,803)
                                                                                                     =========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                   Year        Year
                                                                                  Ended       Ended
                                                                                 Oct. 31,    Oct. 31,
                                                                                   2015        2014
                                                                                ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................................................. $    9,267  $    6,522
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................................................     (8,732)      2,967
    Futures....................................................................    (17,337)     (2,034)
    Swap Contracts.............................................................   (339,100)    (49,078)
    Foreign Currency Transactions..............................................      5,799       2,905
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.................................      4,896      (7,904)
    Futures....................................................................         84        (649)
    Swap Contracts.............................................................     11,136      (6,914)
    Translation of Foreign Currency Denominated Amounts........................     (1,816)      2,590
                                                                                ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from Operations...........   (335,803)    (51,595)
                                                                                ----------  ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................................................     (9,071)     (4,154)
  Net Short-Term Gains:
    Institutional Class Shares.................................................        (14)       (379)
  Net Long-Term Gains:
    Institutional Class Shares.................................................       (889)       (474)
                                                                                ----------  ----------
     Total Distributions.......................................................     (9,974)     (5,007)
                                                                                ----------  ----------
Capital Share Transactions (1):
  Shares Issued................................................................  1,078,341     761,756
  Shares Issued in Lieu of Cash Distributions..................................      9,738       4,915
  Shares Redeemed..............................................................   (729,422)   (302,192)
                                                                                ----------  ----------
     Net Increase (Decrease) from Capital Share Transactions...................    358,657     464,479
                                                                                ----------  ----------
     Total Increase (Decrease) in Net Assets...................................     12,880     407,877
Net Assets
  Beginning of Year............................................................  1,194,191     786,314
                                                                                ----------  ----------
  End of Year.................................................................. $1,207,071  $1,194,191
                                                                                ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued................................................................    159,948      90,096
  Shares Issued in Lieu of Cash Distributions..................................      1,339         566
  Shares Redeemed..............................................................   (107,182)    (36,041)
                                                                                ----------  ----------
     Net Increase (Decrease) from Shares Issued and Redeemed...................     54,105      54,621
                                                                                ==========  ==========
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income)....................................................................... $     (102) $    5,939

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                 Year         Year        Year       Year
                                                                                Ended        Ended       Ended      Ended
                                                                               Oct. 31,     Oct. 31,    Oct. 31,   Oct. 31,
                                                                                 2015         2014        2013       2012
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................................ $     8.00   $     8.30   $   9.40   $   9.77
                                                                             ----------   ----------   --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................       0.05         0.06       0.06       0.07
  Net Gains (Losses) on Securities (Realized and Unrealized)................      (2.05)       (0.31)     (1.10)     (0.37)
                                                                             ----------   ----------   --------   --------
   Total from Investment Operations.........................................      (2.00)       (0.25)     (1.04)     (0.30)
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................      (0.06)       (0.04)     (0.04)     (0.06)
  Net Realized Gains........................................................      (0.01)       (0.01)     (0.02)     (0.01)
                                                                             ----------   ----------   --------   --------
   Total Distributions......................................................      (0.07)       (0.05)     (0.06)     (0.07)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................................. $     5.93   $     8.00   $   8.30   $   9.40
============================================================================ ==========   ==========   ========   ========
Total Return................................................................     (25.16)%      (3.08)%   (11.15)%    (3.08)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................................... $1,207,071   $1,194,191   $786,314   $458,079
Ratio of Expenses to Average Net Assets.....................................       0.34%        0.33%      0.34%      0.35%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees
 Paid Indirectly)...........................................................       0.40%        0.39%      0.40%      0.41%
Ratio of Net Investment Income to Average Net Assets........................       0.77%        0.65%      0.66%      0.79%
Portfolio Turnover Rate.....................................................        124%         104%        64%        69%
-----------------------------------------------------------------------------------------------------------------------------

                                                                                 Period
                                                                             Nov. 9, 2010(a)
                                                                               to Oct. 31,
                                                                                  2011
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................................    $  10.00
                                                                                --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................        0.07
  Net Gains (Losses) on Securities (Realized and Unrealized)................       (0.27)
                                                                                --------
   Total from Investment Operations.........................................       (0.20)
-----------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................       (0.03)
  Net Realized Gains........................................................          --
                                                                                --------
   Total Distributions......................................................       (0.03)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................................    $   9.77
============================================================================ ===============
Total Return................................................................       (2.02)%(D)
-----------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................................    $230,781
Ratio of Expenses to Average Net Assets.....................................        0.47%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees
 Paid Indirectly)...........................................................        0.53%(C)(E)
Ratio of Net Investment Income to Average Net Assets........................        0.64%(C)(E)
Portfolio Turnover Rate.....................................................          50%(D)
-----------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eighty-one operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining operational portfolios are presented in separate reports.

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the consolidated Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Basis for Consolidation:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

   As of October 31, 2015, the Portfolio held a $271,362,060 investment in the Subsidiary, representing 22.27% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolio. On May 8, 2015 and June 10, 2015 at a Special Joint Meeting of Shareholders, shareholders of the Portfolio approved a new investment management agreement, which became effective July 21, 2015, that provides a uniform agreement that increases transparency and better describes all of the services that the Advisor provides to the Portfolio. The rate charged under the new investment management agreement for investment management services is equal to the rate charged under the Portfolio's previous investment advisory agreement with the Advisor. For the year ended October 31, 2015, the investment advisory services/management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement is within 36 months and will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2016, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At October 31, 2015, there were no previously waived fees subject to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the year ended October 31, 2015, approximately $793 (in thousands) of the Subsidiary's management fees were waived pursuant to the Subsidiary fee waiver agreement.

Earned Income Credit:

   In addition, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the year ended October 31, 2015, expenses reduced were as follows (amounts in thousands):

                                                    Fees Paid
                                                    Indirectly
                                                    ----------
                  DFA Commodity Strategy Portfolio.    $17

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2015, the total related amounts paid by the Fund to the CCO were $275 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. Deferred Compensation:

   At October 31, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

                     DFA Commodity Strategy Portfolio. $10

F. Purchases and Sales of Securities:

   For the year ended October 31, 2015, the Portfolio made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                     U.S. Government Securities Other Investment Securities
                                     -------------------------- ---------------------------
                                     Purchases       Sales      Purchases       Sales
                                      ----------    ----------  ---------        --------
   DFA Commodity Strategy Portfolio. $1,165,246    $1,076,910   $564,792       $355,143

G. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     Increase       Increase
                                                    (Decrease)     (Decrease)
                                     Increase     Undistributed   Accumulated
                                    (Decrease)    Net Investment  Net Realized
                                  Paid-In Capital     Income     Gains (Losses)
                                  --------------- -------------- --------------
DFA Commodity Strategy Portfolio.    $(353,288)      $(6,237)       $359,525

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                  Net Investment
                                    Income and
                                    Short-Term     Long-Term   Tax Exempt
                                  Capital Gains  Capital Gains   Income   Total
                                  -------------- ------------- ---------- ------
DFA Commodity Strategy Portfolio
2014.............................     $4,533        $  474         --     $5,007
2015.............................      8,966         1,009         --      9,975

   At October 31, 2015, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                        Net Investment
                                            Income
                                        and Short-Term   Long-Term
                                        Capital Gains  Capital Gains Total
                                        -------------- ------------- -----
      DFA Commodity Strategy Portfolio.      $--            $16       $16

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  Undistributed                                               Total Net
                                  Net Investment                                            Distributable
                                    Income and   Undistributed                 Unrealized     Earnings
                                    Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                  Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                  -------------- ------------- ------------- -------------- -------------
DFA Commodity Strategy Portfolio.      $--           $154           --          $(2,723)       $(2,569)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolio did not have any capital loss carryforwards.

   At October 31, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                        Net Unrealized
                                  Federal Tax  Unrealized   Unrealized   Appreciation
                                     Cost     Appreciation Depreciation (Depreciation)
                                  ----------- ------------ ------------ --------------
DFA Commodity Strategy Portfolio. $1,172,601     $1,225      $(1,446)       $(221)

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Financial Instruments:

   In accordance with the Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

   2. Forward Currency Contracts: The Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions.

   3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and to the extent the Portfolio may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

   An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor's Investment Committee. To the extent that the Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets.

   The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission ("CFTC") currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers.

Futures Activities:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

   5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   Payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   At October 31, 2015, the Subsidiary had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                                 Expiration Number of  Contract Unrealized
     Description                    Date    Contracts*  Amount  Gain (Loss)
     -----------                 ---------- ---------- -------- -----------
     Brent Crude Oil Futures....  12/16/15       91    $ 4,578    $   (67)
     CBT Wheat Futures..........  12/14/15       76      1,984         79
     Coffee 'C' Futures.........  12/18/15       22        998        (43)
     Copper Futures.............  12/29/15       72      4,172        (25)
     Corn Futures...............  12/14/15      242      4,625         26
     Cotton No.2 Futures........  12/08/15       33      1,045          8
     Gasoline RBOB Futures......  12/31/15       42      2,419         60
     Gold 100 oz Futures........  12/29/15       65      7,419          1
     KCB Wheat Futures..........  12/14/15       25        617         --
     LME Nickel Futures.........  11/16/15       43      2,591       (145)
     LME Nickel Futures.........  01/18/16       15        905         (2)
     LME Nickel Futures.........  11/16/15      (43)    (2,591)        43
     LME Prime Aluminum Futures.  11/16/15      185      6,719       (666)
     LME Prime Aluminum Futures.  01/18/16       68      2,516       (161)
     LME Prime Aluminum Futures.  11/16/15     (185)    (6,719)       523
     LME Zinc Futures...........  11/16/15       81      3,431       (326)
     LME Zinc Futures...........  01/18/16       30      1,281         12
     LME Zinc Futures...........  11/16/15      (81)    (3,431)        77
     Lean Hogs Futures..........  12/14/15       40        947        (95)
     Live Cattle Futures........  12/31/15       33      1,871         24
     NY Harbor ULSD Futures.....  12/31/15       35      2,269        (42)
     Natural Gas Futures........  12/29/15      202      5,030       (774)
     Silver Futures.............  12/29/15       34      2,646         79
     Soybean Futures............  01/14/16       71      3,144        (17)
     Soybean Meal Futures.......  01/14/16       51      1,546        (12)
     Soybean Oil Futures........  01/14/16       93      1,591          9
     Sugar #11 Futures..........  02/29/16      160      2,602        311
     WTI Crude Futures..........  12/21/15       12        570        (10)
                                                       -------    -------
                                                       $54,775    $(1,133)
                                                       =======    =======

   The Subsidiary's securities have been segregated as collateral for open futures contracts.

* During the year ended October 31, 2015 the Subsidiary's average notional contract amount of outstanding futures contracts was $83,356 (in thousands).

   At October 31, 2015, the Subsidiary had the following outstanding commodity total return swaps, which are typically on custom commodity indices that include exposure to various precious metal, energy and agricultural commodities (dollar amounts in thousands):

                                                                              Unrealized
                                 Commodity Expiration            Notional    Appreciation
Counterparty                     Exposure     Date    Currency   Amount*    (Depreciation)
------------                     --------- ---------- -------- -----------  --------------
Bank of America Corp............   Index**  12/31/15    USD    $  (225,674)    $  (507)
Citibank, N.A...................   Index**  12/31/15    USD       (250,207)       (644)
Credit Suisse...................   Index**  11/25/15    USD       (218,487)       (537)
Deutsche Bank AG, London Branch.   Index**  11/25/15    USD       (253,450)       (624)
Deutsche Bank AG, London Branch.     Oil    12/28/15    USD         64,693       4,122
Deutsche Bank AG, London Branch.     Oil    12/28/15    USD          6,188         301
Deutsche Bank AG, London Branch.   Index**  05/26/16    USD         (6,462)       (216)
Deutsche Bank AG, London Branch.     Oil    05/27/16    USD        (67,041)     (2,769)
UBS AG..........................   Index**  01/29/16    USD       (200,146)       (490)
                                                               -----------     -------
                                                               $(1,150,586)    $(1,364)
                                                               ===========     =======

* During the year ended October 31, 2015 the Subsidiary's average notional value of outstanding swap contracts was ($1,177,391) (in thousands).

**Swap is exposed to the 22 commodities in the Bloomberg Commodity Index Total
  Return.

   The following is a summary of the location of derivatives on the Portfolio's Statement of Assets and Liabilities as of October 31, 2015:

                           Location on the Statement of Assets and Liabilities
                           ---------------------------------------------------
 Derivative Type                                       Liability Derivatives
 ---------------           ------------------------   ------------------------
 Commodity Futures                                    Payables: Futures Margin
   Contracts                                            Variation

 Commodity Swap Contracts                             Unrealized Loss on Swap
                                                        Contracts

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2015 (amounts in thousands):

                                                 Asset Derivatives Value
                                          ------------------------------------
                                            Total Value    Commodity  Commodity
                                                 at         Futures     Swap
                                          October 31, 2015 Contracts  Contracts
-                                         ---------------- ---------  ---------
Dimensional Cayman Commodity Fund I, LTD.     $ 5,675       $ 1,252*   $ 4,423

                                               Liability Derivatives Value
                                          ------------------------------------
                                            Total Value    Commodity  Commodity
                                                 at         Futures     Swap
                                          October 31, 2015 Contracts  Contracts
-                                         ---------------- ---------  ---------
Dimensional Cayman Commodity Fund I, LTD.     $(8,172)      $(2,385)*  $(5,787)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Portfolio's Statement of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings for the year ended October 31, 2015:

Derivative Type              Location of Gain (Loss) on Derivatives Recognized in Income
---------------              -----------------------------------------------------------
Commodity Futures Contracts  Net Realized Gain (Loss) on: Futures
                             Change in Unrealized Appreciation (Depreciation) of:
                               Futures
Foreign Exchange Contracts   Net Realized Gain (Loss) on: Foreign Currency Transactions
                             Change in Unrealized Appreciation (Depreciation) of:
                               Translation of Foreign Currency Denominated Amounts
Commodity Swap Contracts     Net Realized Gain (Loss) on: Swap Contracts
                             Change in Unrealized Appreciation (Depreciation) of:
                               Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2015 (amounts in thousands):

                                                   Realized Gain (Loss) on
                                              Derivatives Recognized in Income
                                          ----------------------------------------
                                                      Foreign  Commodity Commodity
                                                     Exchange   Futures    Swap
                                            Total    Contracts Contracts Contracts
                                          ---------  --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD. $(350,666)  $ 5,771  $(17,337) $(339,100)

                                                    Change in Unrealized
                                               Appreciation (Depreciation) on
                                              Derivatives Recognized in Income
                                          ----------------------------------------
                                                      Foreign  Commodity Commodity
                                                     Exchange   Futures    Swap
                                            Total    Contracts Contracts Contracts
                                          ---------  --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD. $   9,308   $(1,912) $     84  $  11,136

Offsetting of Derivative Assets and Derivative Liabilities

   The following tables present the Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of October 31, 2015 (Amounts in thousands):

                                  Gross Amounts Not                                      Gross Amounts Not
                              Offset in the Consolidated                             Offset in the Consolidated
                                 Statements of Assets                                   Statements of Assets
                                   and Liabilities                                        and Liabilities
                              --------------------------                            ------------------------
                Gross Amounts                    Cash                Gross Amounts                     Cash
                of Recognized    Financial    Collateral    Net      of Recognized     Financial    Collateral      Net
Description      Assets (a)   Instruments (b)  Received  Amount (c) Liabilities (a) Instruments (d)  Pledged     Amount (e)
-----------     ------------- --------------- ---------- ---------- --------------- --------------- ----------   ----------
                                              Assets                                              Liabilities
                ------------------------------------------------------------------- ---------------------------------------
DFA Commodity Strategy Portfolio
Swap Contracts.    $4,423         $(3,609)       $--        $814        $5,787          $(3,609)     $(2,178)(f)    $--

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

(f)The actual collateral pledged is greater than the amount shown here due to overcollateralization.

I. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. A line of credit with similar terms was in effect through March 31, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 9, 2015. A line of credit with similar terms was in effect through January 8, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   There were no borrowings by the Portfolio under the lines of credit during the year ended October 31, 2015.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolio did not utilize the interfund lending program during the year ended October 31, 2015.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Other:

   At October 31, 2015, three shareholders held 83% of outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of DFA Commodity Strategy Portfolio:

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA Commodity Strategy Portfolio and its subsidiary (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at October 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2015

                      RESULTS OF THE SHAREHOLDER MEETING

                                  (Unaudited)

   On May 8, 2015 and June 10, 2015, DFA Investment Dimensions Group Inc. ("DFAIDG") held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DFAIDG and the Portfolio, including, among other items, the election of Directors, the approval of an updated investment management agreement, and the amendment of certain fundamental investment limitations. The shareholders of the Portfolio approved each of the applicable proposals for DFAIDG and the Portfolio presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by the Portfolio. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DFAIDG

Proposal 1: Election of Directors/Trustees*

                                            % Voted % FOR              % Voted  % WITHHOLD
                                   FOR        FOR   of O/S  WITHHOLD   WITHHOLD   of O/S
                              ------------- ------- ------ ----------- -------- ----------
(a) David G. Booth........... 9,813,303,615  98.22% 63.03% 178,323,699   1.78%     1.15%
(b) George M. Constantinides. 9,825,715,266  98.34% 63.11% 165,912,043   1.66%     1.07%
(c) John P. Gould............ 9,821,346,669  98.30% 63.09% 170,280,645   1.70%     1.09%
(d) Roger G. Ibbotson........ 9,825,084,982  98.33% 63.11% 166,542,033   1.67%     1.07%
(e) Edward P. Lazear......... 9,824,635,836  98.33% 63.11% 166,991,519   1.67%     1.07%
(f) Eduardo A. Repetto....... 9,836,468,256  98.45% 63.18% 155,159,090   1.55%     1.00%
(g) Myron S. Scholes......... 9,816,729,833  98.25% 63.06% 174,897,480   1.75%     1.12%
(h) Abbie J. Smith........... 9,806,645,531  98.15% 62.99% 184,978,779   1.85%     1.19%

*  Results are for all Portfolios within DFAIDG

DFA Commodity Strategy Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 100,488,767  99.04% 57.87%   969,881   0.96%     0.56%
(b) George M. Constantinides. 100,459,998  99.02% 57.86%   998,650   0.98%     0.58%
(c) John P. Gould............ 100,462,116  99.02% 57.86%   996,532   0.98%     0.57%
(d) Roger G. Ibbotson........ 100,454,316  99.01% 57.85% 1,004,332   0.99%     0.58%
(e) Edward P. Lazear......... 100,487,404  99.04% 57.87%   971,244   0.96%     0.56%
(f) Eduardo A. Repetto....... 100,479,753  99.04% 57.87%   978,895   0.96%     0.56%
(g) Myron S. Scholes......... 100,491,501  99.05% 57.88%   967,147   0.95%     0.56%
(h) Abbie J. Smith........... 100,473,688  99.03% 57.87%   984,960   0.97%     0.57%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- ---------- --------
76,444,079  75.35%  44.03% 748,789  0.74%    0.43%   875,040  0.86%    0.50%   23,390,740  23.05%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- ---------- --------
76,650,721  75.55%  44.14% 585,567  0.58%    0.34%   831,622  0.82%    0.48%   23,390,740  23.05%

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO -- CLASS R2 VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
April 30, 2008-October 31, 2015

                                    [CHART]

                   DFA International Value    MSCI World ex USA Index
                     Portfolio - Class R2         (net dividends)
                   -----------------------    ------------------------
 4/1/2008                  $10,000                    $10,000
 5/1/2008                   10,000                     10,152
 6/1/2008                    9,006                      9,362
 7/1/2008                    8,752                      9,029
 8/1/2008                    8,381                      8,680
 9/1/2008                    7,404                      7,427
10/1/2008                    5,537                      5,882
11/1/2008                    5,194                      5,563
12/1/2008                    5,594                      5,856
 1/1/2009                    4,819                      5,310
 2/1/2009                    4,220                      4,772
 3/1/2009                    4,686                      5,087
 4/1/2009                    5,539                      5,743
 5/1/2009                    6,361                      6,469
 6/1/2009                    6,268                      6,402
 7/1/2009                    7,007                      7,003
 8/1/2009                    7,404                      7,339
 9/1/2009                    7,789                      7,641
10/1/2009                    7,467                      7,519
11/1/2009                    7,685                      7,705
12/1/2009                    7,769                      7,828
 1/1/2010                    7,316                      7,461
 2/1/2010                    7,340                      7,453
 3/1/2010                    7,920                      7,933
 4/1/2010                    7,781                      7,815
 5/1/2010                    6,874                      6,952
 6/1/2010                    6,751                      6,852
 7/1/2010                    7,584                      7,485
 8/1/2010                    7,209                      7,261
 9/1/2010                    7,990                      7,958
10/1/2010                    8,259                      8,241
11/1/2010                    7,836                      7,892
12/1/2010                    8,567                      8,528
 1/1/2011                    8,931                      8,712
 2/1/2011                    9,224                      9,035
 3/1/2011                    8,966                      8,854
 4/1/2011                    9,443                      9,336
 5/1/2011                    9,097                      9,059
 6/1/2011                    8,968                      8,930
 7/1/2011                    8,679                      8,783
 8/1/2011                    7,744                      8,040
 9/1/2011                    6,896                      7,233
10/1/2011                    7,555                      7,936
11/1/2011                    7,306                      7,569
12/1/2011                    7,106                      7,487
 1/1/2012                    7,579                      7,891
 2/1/2012                    7,974                      8,325
 3/1/2012                    7,907                      8,263
 4/1/2012                    7,622                      8,123
 5/1/2012                    6,676                      7,197
 6/1/2012                    7,146                      7,669
 7/1/2012                    7,112                      7,764
 8/1/2012                    7,407                      7,986
 9/1/2012                    7,665                      8,228
10/1/2012                    7,759                      8,286
11/1/2012                    7,877                      8,460
12/1/2012                    8,263                      8,716
 1/1/2013                    8,646                      9,144
 2/1/2013                    8,382                      9,053
 3/1/2013                    8,408                      9,125
 4/1/2013                    8,817                      9,541
 5/1/2013                    8,707                      9,327
 6/1/2013                    8,400                      8,978
 7/1/2013                    8,968                      9,455
 8/1/2013                    8,902                      9,333
 9/1/2013                    9,570                      9,993
10/1/2013                    9,901                     10,328
11/1/2013                    9,931                     10,391
12/1/2013                   10,149                     10,548
 1/1/2014                    9,775                     10,122
 2/1/2014                   10,328                     10,675
 3/1/2014                   10,249                     10,627
 4/1/2014                   10,420                     10,794
 5/1/2014                   10,529                     10,961
 6/1/2014                   10,661                     11,117
 7/1/2014                   10,419                     10,919
 8/1/2014                   10,419                     10,928
 9/1/2014                    9,956                     10,479
10/1/2014                    9,782                     10,312
11/1/2014                    9,787                     10,439
12/1/2014                    9,412                     10,092
 1/1/2015                    9,348                     10,056
 2/1/2015                   10,014                     10,657
 3/1/2015                    9,801                     10,479
 4/1/2015                   10,334                     10,933
 5/1/2015                   10,334                     10,838
 6/1/2015                   10,032                     10,530
 7/1/2015                    9,934                     10,697
 8/1/2015                    9,191                      9,917                Past performance is not predictive of
 9/1/2015                    8,557                      9,417                future performance.
10/1/2015                    9,216                     10,125                The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          Average Annual         One        Five         Since               would pay on fund distributions or the
          Total Return           Year       Years      Inception             redemption of fund shares.
          ------------------------------------------------------------       MSCI data copyright MSCI 2015, all
                                -5.78%      2.22%       -1.08%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                     [CHART]

                   DFA International Value         MSCI World ex USA Index
                Portfolio-Institutional Class            (net div.)
                -----------------------------     -----------------------
10/1/2005                 $10,000                         $10,000
11/1/2005                  10,179                          10,265
12/1/2005                  10,673                          10,741
 1/1/2006                  11,401                          11,420
 2/1/2006                  11,507                          11,382
 3/1/2006                  11,992                          11,743
 4/1/2006                  12,595                          12,304
 5/1/2006                  12,086                          11,837
 6/1/2006                  12,004                          11,822
 7/1/2006                  12,190                          11,932
 8/1/2006                  12,603                          12,271
 9/1/2006                  12,780                          12,262
10/1/2006                  13,344                          12,746
11/1/2006                  13,781                          13,126
12/1/2006                  14,318                          13,502
 1/1/2007                  14,584                          13,584
 2/1/2007                  14,572                          13,693
 3/1/2007                  15,039                          14,044
 4/1/2007                  15,794                          14,683
 5/1/2007                  16,333                          15,009
 6/1/2007                  16,214                          15,024
 7/1/2007                  15,761                          14,816
 8/1/2007                  15,578                          14,602
 9/1/2007                  16,389                          15,432
10/1/2007                  17,180                          16,102
11/1/2007                  16,136                          15,473
12/1/2007                  15,784                          15,182
 1/1/2008                  14,506                          13,813
 2/1/2008                  14,318                          14,063
 3/1/2008                  14,490                          13,863
 4/1/2008                  15,133                          14,633
 5/1/2008                  15,140                          14,855
 6/1/2008                  13,637                          13,700
 7/1/2008                  13,251                          13,212
 8/1/2008                  12,692                          12,702
 9/1/2008                  11,210                          10,868
10/1/2008                   8,398                           8,607
11/1/2008                   7,882                           8,140
12/1/2008                   8,471                           8,569
 1/1/2009                   7,304                           7,770
 2/1/2009                   6,407                           6,983
 3/1/2009                   7,103                           7,443
 4/1/2009                   8,408                           8,403
 5/1/2009                   9,658                           9,466
 6/1/2009                   9,513                           9,368
 7/1/2009                  10,639                          10,248
 8/1/2009                  11,243                          10,739
 9/1/2009                  11,821                          11,182
10/1/2009                  11,346                          11,002
11/1/2009                  11,677                          11,275
12/1/2009                  11,813                          11,454
 1/1/2010                  11,127                          10,917
 2/1/2010                  11,162                          10,906
 3/1/2010                  12,052                          11,608
 4/1/2010                  11,844                          11,435
 5/1/2010                  10,450                          10,173
 6/1/2010                  10,268                          10,026
 7/1/2010                  11,549                          10,953
 8/1/2010                  10,979                          10,626
 9/1/2010                  12,155                          11,645
10/1/2010                  12,586                          12,060
11/1/2010                  11,943                          11,549
12/1/2010                  13,062                          12,479
 1/1/2011                  13,616                          12,748
 2/1/2011                  14,064                          13,220
 3/1/2011                  13,676                          12,956
 4/1/2011                  14,403                          13,661
 5/1/2011                  13,883                          13,256
 6/1/2011                  13,689                          13,067
 7/1/2011                  13,247                          12,852
 8/1/2011                  11,827                          11,765
 9/1/2011                  10,533                          10,584
10/1/2011                  11,532                          11,613
11/1/2011                  11,160                          11,076
12/1/2011                  10,861                          10,956
 1/1/2012                  11,591                          11,547
 2/1/2012                  12,188                          12,182
 3/1/2012                  12,093                          12,092
 4/1/2012                  11,657                          11,887
 5/1/2012                  10,218                          10,531
 6/1/2012                  10,937                          11,221
 7/1/2012                  10,892                          11,361
 8/1/2012                  11,336                          11,685
 9/1/2012                  11,739                          12,040
10/1/2012                  11,890                          12,125
11/1/2012                  12,072                          12,380
12/1/2012                  12,666                          12,754
 1/1/2013                  13,253                          13,381
 2/1/2013                  12,856                          13,248
 3/1/2013                  12,894                          13,353
 4/1/2013                  13,529                          13,961
 5/1/2013                  13,360                          13,648
 6/1/2013                  12,889                          13,137
 7/1/2013                  13,769                          13,836
 8/1/2013                  13,668                          13,658
 9/1/2013                  14,699                          14,623
10/1/2013                  15,207                          15,113
11/1/2013                  15,262                          15,206
12/1/2013                  15,593                          15,435
 1/1/2014                  15,019                          14,812
 2/1/2014                  15,876                          15,620
 3/1/2014                  15,762                          15,550
 4/1/2014                  16,025                          15,796
 5/1/2014                  16,201                          16,040
 6/1/2014                  16,396                          16,268
 7/1/2014                  16,031                          15,978
 8/1/2014                  16,031                          15,991
 9/1/2014                  15,329                          15,334
10/1/2014                  15,060                          15,090
11/1/2014                  15,068                          15,276
12/1/2014                  14,503                          14,768
 1/1/2015                  14,405                          14,715
 2/1/2015                  15,432                          15,595
 3/1/2015                  15,103                          15,334
 4/1/2015                  15,933                          15,998
 5/1/2015                  15,941                          15,859
 6/1/2015                  15,477                          15,408
 7/1/2015                  15,327                          15,652
 8/1/2015                  14,181                          14,512               Past performance is not predictive of
 9/1/2015                  13,211                          13,780               future performance.
10/1/2015                  14,220                          14,816               The returns shown do not reflect the
                                                                                deduction of taxes that a shareholder
           Average Annual          One          Five         Ten                would pay on fund distributions or the
           Total Return            Year         Years       Years               redemption of fund shares.
           -------------------------------------------------------------        MSCI data copyright MSCI 2015, all
                                  -5.58%        2.47%       3.58%               rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500 INDEX
October 31, 2005-October 31, 2015

                        [CHART]


               U.S. Large Company
                    Portfolio        S&P 500 Index
               ------------------    -------------
10/1/2005            $10,000            $10,000
11/1/2005             10,381             10,378
12/1/2005             10,383             10,382
 1/1/2006             10,660             10,657
 2/1/2006             10,681             10,686
 3/1/2006             10,815             10,819
 4/1/2006             10,965             10,964
 5/1/2006             10,645             10,648
 6/1/2006             10,666             10,663
 7/1/2006             10,730             10,729
 8/1/2006             10,987             10,984
 9/1/2006             11,264             11,267
10/1/2006             11,630             11,634
11/1/2006             11,846             11,855
12/1/2006             12,016             12,022
 1/1/2007             12,200             12,204
 2/1/2007             11,962             11,965
 3/1/2007             12,088             12,099
 4/1/2007             12,631             12,635
 5/1/2007             13,066             13,076
 6/1/2007             12,855             12,858
 7/1/2007             12,451             12,460
 8/1/2007             12,637             12,646
 9/1/2007             13,110             13,119
10/1/2007             13,319             13,328
11/1/2007             12,759             12,771
12/1/2007             12,679             12,682
 1/1/2008             11,917             11,921
 2/1/2008             11,530             11,534
 3/1/2008             11,487             11,484
 4/1/2008             12,041             12,043
 5/1/2008             12,196             12,200
 6/1/2008             11,173             11,172
 7/1/2008             11,084             11,078
 8/1/2008             11,240             11,238
 9/1/2008             10,250             10,236
10/1/2008              8,536              8,517
11/1/2008              7,931              7,906
12/1/2008              8,018              7,990
 1/1/2009              7,350              7,317
 2/1/2009              6,569              6,538
 3/1/2009              7,145              7,110
 4/1/2009              7,829              7,791
 5/1/2009              8,273              8,227
 6/1/2009              8,283              8,243
 7/1/2009              8,913              8,866
 8/1/2009              9,234              9,186
 9/1/2009              9,580              9,529
10/1/2009              9,396              9,352
11/1/2009              9,960              9,913
12/1/2009             10,153             10,105
 1/1/2010              9,793              9,741
 2/1/2010             10,095             10,043
 3/1/2010             10,706             10,649
 4/1/2010             10,869             10,817
 5/1/2010              9,997              9,953
 6/1/2010              9,474              9,432
 7/1/2010             10,139             10,093
 8/1/2010              9,684              9,638
 9/1/2010             10,545             10,498
10/1/2010             10,944             10,897
11/1/2010             10,944             10,898
12/1/2010             11,675             11,627
 1/1/2011             11,958             11,902
 2/1/2011             12,359             12,310
 3/1/2011             12,373             12,315
 4/1/2011             12,728             12,680
 5/1/2011             12,586             12,536
 6/1/2011             12,373             12,327
 7/1/2011             12,123             12,077
 8/1/2011             11,470             11,421
 9/1/2011             10,658             10,618
10/1/2011             11,829             11,778
11/1/2011             11,793             11,752
12/1/2011             11,921             11,872
 1/1/2012             12,450             12,404
 2/1/2012             12,980             12,941
 3/1/2012             13,415             13,367
 4/1/2012             13,330             13,283
 5/1/2012             12,521             12,484
 6/1/2012             13,039             12,999
 7/1/2012             13,221             13,179
 8/1/2012             13,512             13,476
 9/1/2012             13,861             13,825
10/1/2012             13,605             13,569
11/1/2012             13,691             13,648
12/1/2012             13,806             13,772
 1/1/2013             14,520             14,486
 2/1/2013             14,717             14,682
 3/1/2013             15,270             15,233
 4/1/2013             15,566             15,526
 5/1/2013             15,924             15,890
 6/1/2013             15,717             15,676
 7/1/2013             16,510             16,474
 8/1/2013             16,027             15,997
 9/1/2013             16,531             16,498
10/1/2013             17,292             17,257
11/1/2013             17,816             17,783
12/1/2013             18,270             18,233
 1/1/2014             17,630             17,603
 2/1/2014             18,446             18,408
 3/1/2014             18,596             18,563
 4/1/2014             18,734             18,700
 5/1/2014             19,162             19,139
 6/1/2014             19,557             19,534
 7/1/2014             19,291             19,265
 8/1/2014             20,063             20,035
 9/1/2014             19,778             19,754
10/1/2014             20,261             20,237
11/1/2014             20,807             20,781
12/1/2014             20,742             20,729
 1/1/2015             20,116             20,107
 2/1/2015             21,279             21,262
 3/1/2015             20,941             20,926
 4/1/2015             21,133             21,127
 5/1/2015             21,403             21,398
 6/1/2015             20,995             20,984
 7/1/2015             21,433             21,424
 8/1/2015             20,144             20,131       Past performance is not predictive of
 9/1/2015             19,645             19,633       future performance.
10/1/2015             21,292             21,289       The returns shown do not reflect the
                                                      deduction of taxes that a shareholder
       Average Annual    One     Five      Ten        would pay on fund distributions or the
       Total Return      Year    Years    Years       redemption of fund shares.
       -------------------------------------------    The S&P data are provided by Standard
                         5.09%   14.24%   7.85%       & Poor's Index Services Group.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 International Equity Market Review          12 Months Ended October 31, 2015

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks and growth stocks had positive returns while large-cap stocks and value stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------

                                              Return in U.S. Dollars
           -                                  ----------------------
           MSCI World ex USA Index...........         -1.81%
           MSCI World ex USA Small Cap Index.          4.66%
           MSCI World ex USA Value Index.....         -5.92%
           MSCI World ex USA Growth Index....          2.33%

   During the period, the U.S. dollar (USD) appreciated against most developed markets currencies, decreasing USD-denominated returns in developed markets.

                           12 Months Ended October 31, 2015
                            --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Return Return in U.S. Dollars
---------------------------------------------------  ------------ ----------------------
                  United Kingdom....................     0.01%            -3.45%
                  Japan.............................    17.41%             9.07%
                  Canada............................    -5.27%           -18.37%
                  France............................    18.69%             4.64%
                  Switzerland.......................     3.70%             1.25%
                  Germany...........................    16.20%             2.45%
                  Australia.........................    -2.25%           -20.66%
                  Spain.............................     0.50%           -11.40%
                  Hong Kong.........................    -1.73%            -1.67%
                  Sweden............................     9.47%            -4.59%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

   Emerging markets had weaker performance over the period than non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------

                                                Return in U.S. Dollars
         -                                      ----------------------
         MSCI Emerging Markets Index...........        -14.53%
         MSCI Emerging Markets Small Cap Index.         -8.61%
         MSCI Emerging Markets Value Index.....        -17.62%
         MSCI Emerging Markets Growth Index....        -11.50%

   During the period, the U.S. dollar (USD) appreciated against most emerging markets currencies, decreasing USD-denominated returns in emerging markets.

                      12 Months Ended October 31, 2015
                       --------------------------------

Ten Largest Emerging Markets by Market Cap  Local Return Return in U.S. Dollars
------------------------------------------  ------------ ----------------------
              China........................    -0.76%            -0.70%
              Korea........................    -0.03%            -6.28%
              Taiwan.......................    -2.50%            -8.65%
              India........................    -2.15%            -8.06%
              South Africa.................     7.82%           -13.73%
              Brazil.......................   -15.36%           -45.97%
              Mexico.......................     0.26%           -18.22%
              Russia.......................     8.87%           -20.92%
              Malaysia.....................    -8.60%           -30.02%
              Indonesia....................   -12.35%           -22.61%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

International Equity Portfolio Performance Overview

DFA International Value Portfolio

   The DFA International Value Portfolio is designed to capture the returns of international large-cap value stocks by purchasing shares of The DFA International Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Master Fund held approximately 520 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ending October 31, 2015, total returns were -5.78% for the Portfolio's Class R2 shares, -5.58% for the Portfolio's Institutional Class shares, and -1.81% for the MSCI World ex USA Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in international equity markets rather than the behavior of a limited number of stocks. The Master Fund had significantly greater exposure than the Index to value stocks. Value stocks generally underperformed during the period, which detracted from the Portfolio's relative performance. Differences in the valuation timing and methodology between the Master Fund and the Index generally detracted from the Portfolio's relative performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

 U.S. Equity Market Review                   12 Months Ended October 31, 2015

   U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.5%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

              Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

              Russell 3000(R) Index........................ 4.49%
              Russell Microcap(R) Index (micro-cap stocks). 0.82%
              Russell 2000(R) Index (small-cap stocks)..... 0.34%
              Russell 1000(R) Index (large-cap stocks)..... 4.86%
              Dow Jones U.S. Select REIT Index/SM/......... 6.87%

   Growth stocks outperformed value stocks as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)... -2.88%
         Russell 2000(R) Growth Index (small cap growth stocks).  3.52%
         Russell 1000(R) Value Index (large cap value stocks)...  0.53%
         Russell 1000(R) Growth Index (large cap growth stocks).  9.18%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2015, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the period were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small-cap, and/or micro-cap companies relative to widely used benchmarks.

U.S. Large Company Portfolio

   The U.S. Large Company Portfolio seeks to approximate the returns of the S&P 500(R) Index by investing in S&P 500(R) Index securities in approximately the same proportions as they are represented in the Index. In addition to individual stocks, the Portfolio uses futures to gain market exposure for uninvested cash. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, the total return was 5.09% for the Portfolio and 5.20% for the S&P 500(R) Index. The Portfolio's return is net of fees and expenses. The impact of fees and expenses was primarily responsible for the performance difference.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             Six Months Ended October 31, 2015
  EXPENSE TABLES
                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       05/01/15  10/31/15    Ratio*   Period*
                                       --------- --------- ---------- --------
  DFA International Value Portfolio**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $  891.80    0.69%    $3.29
   Institutional Class Shares......... $1,000.00 $  892.50    0.44%    $2.10
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,021.73    0.69%    $3.52
   Institutional Class Shares......... $1,000.00 $1,022.99    0.44%    $2.24

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    05/01/15  10/31/15    Ratio*   Period*
                                    --------- --------- ---------- --------
     U.S. Large Company Portfolio
     ----------------------------
     Actual Fund Return............ $1,000.00 $1,007.50    0.08%    $0.40
     Hypothetical 5% Annual Return. $1,000.00 $1,024.80    0.08%    $0.41

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
(call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by category.

FEEDER FUND

                                           Affiliated Investment Company
                                           -----------------------------
        DFA International Value Portfolio.             100.0%

DOMESTIC EQUITY PORTFOLIO

                         U.S. Large Company Portfolio
              Consumer Discretionary.......................  13.2%
              Consumer Staples.............................   9.7%
              Energy.......................................   7.1%
              Financials...................................  13.6%
              Health Care..................................  14.6%
              Industrials..................................  10.2%
              Information Technology.......................  20.8%
              Materials....................................   2.9%
              Real Estate Investment Trusts................   2.6%
              Telecommunication Services...................   2.4%
              Utilities....................................   2.9%
                                                            -----
                                                            100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                                 Value+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The DFA International Value Series of
       The DFA Investment Trust Company..................... $6,804,066,681
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $6,822,176,914)............................. $6,804,066,681
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                 Percentage
                                         Shares      Value+    of Net Assets**
                                         ------      ------    ---------------
 COMMON STOCKS -- (94.3%)
 Consumer Discretionary -- (12.4%)
 *   Amazon.com, Inc...................   121,224 $ 75,874,102            1.3%
     Comcast Corp. Class A.............   668,443   41,857,901            0.7%
     Home Depot, Inc. (The)............   405,880   50,183,003            0.9%
     McDonald's Corp...................   297,688   33,415,478            0.6%
     NIKE, Inc. Class B................   214,269   28,075,667            0.5%
     Starbucks Corp....................   469,127   29,353,276            0.5%
     Walt Disney Co. (The).............   490,819   55,825,753            1.0%
     Other Securities..................            447,404,205            7.6%
                                                  ------------           -----
 Total Consumer Discretionary..........            761,989,385           13.1%
                                                  ------------           -----
 Consumer Staples -- (9.1%)
     Altria Group, Inc.................   619,738   37,475,557            0.6%
     Coca-Cola Co. (The)............... 1,237,457   52,406,304            0.9%
     CVS Health Corp...................   352,268   34,797,033            0.6%
     PepsiCo, Inc......................   464,320   47,448,861            0.8%
     Philip Morris International, Inc..   489,668   43,286,651            0.7%
     Procter & Gamble Co. (The)........   857,388   65,487,295            1.1%
     Wal-Mart Stores, Inc..............   498,797   28,551,140            0.5%
     Other Securities..................            252,221,401            4.5%
                                                  ------------           -----
 Total Consumer Staples................            561,674,242            9.7%
                                                  ------------           -----
 Energy -- (6.7%)
     Chevron Corp......................   594,780   54,053,606            0.9%
     Exxon Mobil Corp.................. 1,317,882  109,041,557            1.9%
     Schlumberger, Ltd.................   399,984   31,262,749            0.5%
     Other Securities..................            217,633,823            3.8%
                                                  ------------           -----
 Total Energy..........................            411,991,735            7.1%
                                                  ------------           -----
 Financials -- (12.8%)
     Bank of America Corp.............. 3,308,905   55,523,426            1.0%
 *   Berkshire Hathaway, Inc. Class B..   592,145   80,543,563            1.4%
     Citigroup, Inc....................   951,354   50,583,492            0.9%
     JPMorgan Chase & Co............... 1,168,888   75,101,054            1.3%
     Wells Fargo & Co.................. 1,476,526   79,939,118            1.4%
     Other Securities..................            444,909,043            7.5%
                                                  ------------           -----
 Total Financials......................            786,599,696           13.5%
                                                  ------------           -----
 Health Care -- (13.7%)
     AbbVie, Inc.......................   523,201   31,156,620            0.5%
 *   Allergan P.L.C....................   124,421   38,380,146            0.7%
     Amgen, Inc........................   239,668   37,910,684            0.7%
     Bristol-Myers Squibb Co...........   527,066   34,760,003            0.6%
 *   Celgene Corp......................   249,874   30,662,038            0.5%
     Gilead Sciences, Inc..............   463,882   50,159,561            0.9%
     Johnson & Johnson.................   875,261   88,427,619            1.5%
     Medtronic P.L.C...................   446,998   33,042,092            0.6%
     Merck & Co., Inc..................   890,284   48,662,923            0.8%
     Pfizer, Inc....................... 1,949,380   65,928,032            1.1%
     UnitedHealth Group, Inc...........   301,403   35,499,245            0.6%
     Other Securities..................            350,259,076            6.0%
                                                  ------------           -----
 Total Health Care.....................            844,848,039           14.5%
                                                  ------------           -----

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (9.6%)
      3M Co..............................................    197,470 $   31,044,259            0.5%
#     Boeing Co. (The)...................................    201,889     29,893,704            0.5%
      General Electric Co................................  3,191,286     92,291,991            1.6%
      Other Securities...................................               436,997,169            7.6%
                                                                     --------------          ------
Total Industrials........................................               590,227,123           10.2%
                                                                     --------------          ------
Information Technology -- (19.7%)
*     Alphabet, Inc. Class A.............................     91,627     67,564,834            1.1%
*     Alphabet, Inc. Class C.............................     93,490     66,453,627            1.1%
      Apple, Inc.........................................  1,802,520    215,401,140            3.7%
      Cisco Systems, Inc.................................  1,607,551     46,377,846            0.8%
*     Facebook, Inc. Class A.............................    714,259     72,832,990            1.2%
      Intel Corp.........................................  1,502,648     50,879,661            0.9%
      International Business Machines Corp...............    284,842     39,900,667            0.7%
      MasterCard, Inc. Class A...........................    315,447     31,226,099            0.5%
      Microsoft Corp.....................................  2,528,007    133,074,289            2.3%
      Oracle Corp........................................  1,027,913     39,924,141            0.7%
      QUALCOMM, Inc......................................    496,627     29,509,576            0.5%
#     Visa, Inc. Class A.................................    616,796     47,851,034            0.8%
      Other Securities...................................               366,789,748            6.5%
                                                                     --------------          ------
Total Information Technology.............................             1,207,785,652           20.8%
                                                                     --------------          ------
Materials -- (2.8%)
      Other Securities...................................               170,817,708            3.0%
                                                                     --------------          ------

Real Estate Investment Trusts -- (2.5%)
      Other Securities...................................               151,353,159            2.6%
                                                                     --------------          ------

Telecommunication Services -- (2.2%)
      AT&T, Inc..........................................  1,944,212     65,150,544            1.1%
      Verizon Communications, Inc........................  1,285,086     60,244,832            1.1%
      Other Securities...................................                11,559,523            0.2%
                                                                     --------------          ------
Total Telecommunication Services.........................               136,954,899            2.4%
                                                                     --------------          ------

Utilities -- (2.8%)
      Other Securities...................................               170,028,291            2.9%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             5,794,269,929           99.8%
                                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............................             5,794,269,929
                                                                     --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional Liquid Reserves, 0.140%.  6,681,027      6,681,027            0.1%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (5.6%)
(S)@  DFA Short Term Investment Fund..................... 29,734,142    344,024,017            5.9%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,253,320,307)................................              $6,144,974,973          105.8%
                                                                     ==============          ======

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  761,989,385           --   --    $  761,989,385
  Consumer Staples..............    561,674,242           --   --       561,674,242
  Energy........................    411,991,735           --   --       411,991,735
  Financials....................    786,599,696           --   --       786,599,696
  Health Care...................    844,848,039           --   --       844,848,039
  Industrials...................    590,227,123           --   --       590,227,123
  Information Technology........  1,207,785,652           --   --     1,207,785,652
  Materials.....................    170,817,708           --   --       170,817,708
  Real Estate Investment Trusts.    151,353,159           --   --       151,353,159
  Telecommunication Services....    136,954,899           --   --       136,954,899
  Utilities.....................    170,028,291           --   --       170,028,291
Temporary Cash Investments......      6,681,027           --   --         6,681,027
Securities Lending Collateral...             -- $344,024,017   --       344,024,017
Futures Contracts**.............        258,734           --   --           258,734
                                 -------------- ------------   --    --------------
TOTAL........................... $5,801,209,690 $344,024,017   --    $6,145,233,707
                                 ============== ============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                                                            DFA        U.S. Large
                                                                                       International    Company
                                                                                      Value Portfolio  Portfolio*
                                                                                      --------------- ------------
ASSETS:
Investments in Affiliated Investment Company at Value................................ $    6,804,067            --
Investments at Value (including $0 and $528,878 of securities on loan, respectively).             --  $  5,794,270
Temporary Cash Investments at Value & Cost...........................................             --         6,681
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.............             --       344,024
Segregated Cash for Futures Contracts................................................             --           745
Cash.................................................................................             --         3,433
Receivables:
  Dividends, Interest and Tax Reclaims...............................................             --         6,763
  Securities Lending Income..........................................................             --            66
  Fund Shares Sold...................................................................          7,118         2,201
  Prepaid Expenses and Other Assets..................................................             76            69
                                                                                      --------------  ------------
     Total Assets....................................................................      6,811,261     6,158,252
                                                                                      --------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................................................             --       344,024
  Fund Shares Redeemed...............................................................          3,885         2,810
  Due to Advisor.....................................................................          1,149            21
  Futures Margin Variation...........................................................             --            76
Accrued Expenses and Other Liabilities...............................................            342           578
                                                                                      --------------  ------------
     Total Liabilities...............................................................          5,376       347,509
                                                                                      --------------  ------------
NET ASSETS........................................................................... $    6,805,885  $  5,810,743
                                                                                      ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $10,404 and $0 and shares outstanding of
 614,669 and 0, respectively......................................................... $        16.93           N/A
                                                                                      ==============  ============
NUMBER OF SHARES AUTHORIZED..........................................................    100,000,000           N/A
                                                                                      ==============  ============
Institutional Class Shares -- based on net assets of $6,795,481 and $5,810,743 and
 shares outstanding of 401,523,749 and 353,808,210, respectively..................... $        16.92  $      16.42
                                                                                      ==============  ============
NUMBER OF SHARES AUTHORIZED..........................................................  1,500,000,000   900,000,000
                                                                                      ==============  ============
Investments in Affiliated Investment Companies at Cost............................... $    6,822,177  $         --
                                                                                      --------------  ------------
Investments at Cost.................................................................. $           --  $  2,902,615
                                                                                      ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital...................................................................... $    7,101,251  $  3,032,515
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income).............................................................................         27,926        10,643
Accumulated Net Realized Gain (Loss).................................................       (304,989)     (124,327)
Net Unrealized Foreign Exchange Gain (Loss)..........................................           (193)           --
Net Unrealized Appreciation (Depreciation)...........................................        (18,110)    2,891,912
                                                                                      --------------  ------------
NET ASSETS........................................................................... $    6,805,885  $  5,810,743
                                                                                      ==============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                                                  DFA
                                                                                             International U.S. Large
                                                                                                 Value      Company
                                                                                              Portfolio*   Portfolio
                                                                                             ------------- ----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Companies:
  Dividends (Net of Foreign Taxes Withheld of $19,467 and $0, respectively).................   $ 241,687          --
  Income from Securities Lending............................................................       6,887          --
  Expenses Allocated from Affiliated Investment Company.....................................     (15,416)         --
                                                                                               ---------    --------
     Total Net Investment Income Received from Affiliated Investment Companies..............     233,158          --
                                                                                               ---------    --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0 and $9, respectively)......................          --    $120,383
  Income from Securities Lending............................................................          --         600
                                                                                               ---------    --------
     Total Investment Income................................................................          --     120,983
                                                                                               ---------    --------
Expenses
  Investment Advisory Services Fees.........................................................       7,652       3,413
  Administrative Services Fees..............................................................      10,266          --
  Accounting & Transfer Agent Fees..........................................................          44         324
  S&P 500(R) Fees...........................................................................          --         103
  Custodian Fees............................................................................          --          91
  Shareholder Servicing Fees -- Class R2 Shares.............................................          27          --
  Filing Fees...............................................................................         167          75
  Shareholders' Reports.....................................................................         284         141
  Directors'/Trustees' Fees & Expenses......................................................          34          28
  Professional Fees.........................................................................          22         477
  Other.....................................................................................         394         377
                                                                                               ---------    --------
     Total Expenses.........................................................................      18,890       5,029
                                                                                               ---------    --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor
   (Note C).................................................................................      (3,826)       (478)
                                                                                               ---------    --------
  Net Expenses..............................................................................      15,064       4,551
                                                                                               ---------    --------
  Net Investment Income (Loss)..............................................................     218,094     116,432
                                                                                               ---------    --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**............................................................     185,379     174,452
    Futures.................................................................................          --       2,961
    Foreign Currency Transactions...........................................................      (4,394)         --
    In-Kind Redemptions.....................................................................          --      70,875
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............................................    (768,572)    (67,093)
    Futures.................................................................................          --      (2,353)
    Translation of Foreign Currency Denominated Amounts.....................................         490          --
                                                                                               ---------    --------
  Net Realized and Unrealized Gain (Loss)...................................................    (587,097)    178,842
                                                                                               ---------    --------
Net Increase (Decrease) in Net Assets Resulting from Operations.............................   $(369,003)   $295,274
                                                                                               =========    ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                  DFA International Value    U.S. Large Company
                                                                         Portfolio                Portfolio
                                                                 ------------------------  ----------------------
                                                                     Year         Year        Year        Year
                                                                    Ended        Ended       Ended       Ended
                                                                   Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                                     2015         2014        2015        2014
                                                                 -----------  -----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................................. $   218,094  $   299,034  $  116,432  $  103,372
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.................................     185,379      130,787     174,452      90,274
    Futures.....................................................          --           --       2,961      12,101
    Foreign Currency Transactions...............................      (4,394)      (1,306)         --          --
    In-Kind Redemptions.........................................          --           --      70,875          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................    (768,572)    (506,381)    (67,093)    634,795
    Futures.....................................................          --          (25)     (2,353)        345
    Translation of Foreign Currency Denominated Amounts.........         490       (1,031)         --          --
                                                                 -----------  -----------  ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................    (369,003)     (78,922)    295,274     840,887
                                                                 -----------  -----------  ----------  ----------
Distributions From:
  Net Investment Income:
    Class R2 Shares.............................................        (293)        (347)         --          --
    Institutional Class Shares..................................    (210,745)    (295,058)   (110,940)   (102,736)
                                                                 -----------  -----------  ----------  ----------
     Total Distributions........................................    (211,038)    (295,405)   (110,940)   (102,736)
                                                                 -----------  -----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued.................................................   1,877,719    1,652,421   1,080,396     787,937
  Shares Issued in Lieu of Cash Distributions...................     204,539      286,790      95,812      89,598
  Shares Redeemed...............................................  (1,698,746)  (1,090,342)  1,218,173    (864,648)
                                                                 -----------  -----------  ----------  ----------
     Net Increase (Decrease) from Capital Share Transactions....     383,512      848,869     (41,965)     12,887
                                                                 -----------  -----------  ----------  ----------
     Total Increase (Decrease) in Net Assets....................    (196,529)     474,542     142,368     751,038
Net Assets
  Beginning of Year.............................................   7,002,414    6,527,872   5,668,374   4,917,336
                                                                 -----------  -----------  ----------  ----------
  End of Year................................................... $ 6,805,885  $ 7,002,414  $5,810,743  $5,668,374
                                                                 ===========  ===========  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued.................................................     105,639       84,840      66,846      52,855
  Shares Issued in Lieu of Cash Distributions...................      11,317       14,488       6,038       6,016
  Shares Redeemed...............................................     (93,840)     (55,963)    (74,737)    (57,748)
                                                                 -----------  -----------  ----------  ----------
     Net Increase (Decrease) from Shares Issued and
      Redeemed..................................................      23,116       43,365      (1,853)      1,123
                                                                 ===========  ===========  ==========  ==========
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)...................................... $    27,926  $    22,455  $   10,643  $   10,292

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                    DFA International Value Portfolio-Class R2 Shares
                                                                    --------------------------------------------
                                                                                            Year
                                                                      Year         Year     Ended    Year     Year
                                                                     Ended        Ended     Oct.    Ended    Ended
                                                                    Oct. 31,     Oct. 31,    31,   Oct. 31, Oct. 31,
                                                                      2015         2014     2013     2012     2011
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................................. $ 18.48      $ 19.46   $15.72   $15.83  $ 17.82
                                                                    -------      -------   ------   ------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................................    0.51         0.74     0.49     0.51     0.53
  Net Gains (Losses) on Securities (Realized and Unrealized).......   (1.55)       (0.93)    3.77    (0.13)   (2.00)
                                                                    -------      -------   ------   ------  -------
   Total from Investment Operations................................   (1.04)       (0.19)    4.26     0.38    (1.47)
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................................   (0.51)       (0.79)   (0.52)   (0.49)   (0.52)
                                                                    -------      -------   ------   ------  -------
   Total Distributions.............................................   (0.51)       (0.79)   (0.52)   (0.49)   (0.52)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year....................................... $ 16.93      $ 18.48   $19.46   $15.72  $ 15.83
=================================================================== ========     ========  ======  ======== ========
Total Return.......................................................   (5.78)%      (1.21)%  27.61%    2.70%   (8.53)%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................................ $10,404      $11,200   $5,517   $6,407  $ 6,102
Ratio of Expenses to Average Net Assets (B)........................    0.68%        0.68%    0.69%    0.71%    0.71%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
 Advisor)..........................................................    0.73%        0.68%    0.69%    0.71%    0.71%
Ratio of Net Investment Income to Average Net Assets...............    2.81%        3.79%    2.84%    3.33%    2.97%
----------------------------------------------------------------------------------------------------------------------

                                                                     DFA International Value Portfolio-Institutional Class Shares
                                                                    ------------------------------------------------------------

                                                                        Year         Year        Year        Year         Year
                                                                       Ended        Ended       Ended       Ended        Ended
                                                                      Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                                        2015         2014        2013        2012         2011
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................................. $    18.47   $    19.45   $    15.72  $    15.83  $    17.81
                                                                    ----------   ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................................       0.56         0.84         0.52        0.54        0.58
  Net Gains (Losses) on Securities (Realized and Unrealized).......      (1.56)       (0.98)        3.78       (0.12)      (1.99)
                                                                    ----------   ----------   ----------  ----------  ----------
   Total from Investment Operations................................      (1.00)       (0.14)        4.30        0.42       (1.41)
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................................      (0.55)       (0.84)       (0.57)      (0.53)      (0.57)
                                                                    ----------   ----------   ----------  ----------  ----------
   Total Distributions.............................................      (0.55)       (0.84)       (0.57)      (0.53)      (0.57)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year....................................... $    16.92   $    18.47   $    19.45  $    15.72  $    15.83
=================================================================== ==========   ==========   ==========  ==========  ==========
Total Return.......................................................      (5.58)%      (0.97)%      27.90%       2.98%      (8.26)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................................ $6,795,481   $6,991,214   $6,522,355  $5,480,888  $5,287,323
Ratio of Expenses to Average Net Assets (B)........................       0.43%        0.43%        0.43%       0.45%       0.45%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
 Advisor)..........................................................       0.49%        0.43%        0.43%       0.45%       0.45%
Ratio of Net Investment Income to Average Net Assets...............       3.10%        4.29%        3.00%       3.54%       3.26%
----------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                            U.S. Large Company Portfolio
                                                             ----------------------------------------------------------
                                                                Year        Year        Year        Year        Year
                                                               Ended       Ended       Ended       Ended       Ended
                                                              Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                2015        2014        2013        2012        2011
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $    15.94  $    13.87  $    11.15  $     9.90  $     9.34
                                                             ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.33        0.29        0.27        0.22        0.19
 Net Gains (Losses) on Securities (Realized and Unrealized).       0.47        2.07        2.71        1.25        0.56
                                                             ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations.........................       0.80        2.36        2.98        1.47        0.75
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.32)      (0.29)      (0.26)      (0.22)      (0.19)
                                                             ----------  ----------  ----------  ----------  ----------
   Total Distributions......................................      (0.32)      (0.29)      (0.26)      (0.22)      (0.19)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $    16.42  $    15.94  $    13.87  $    11.15  $     9.90
===========================================================  ==========  ==========  ==========  ==========  ==========
Total Return................................................       5.09%      17.17%      27.10%      15.02%       8.09%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $5,810,743  $5,668,374  $4,917,336  $4,037,336  $3,762,013
Ratio of Expenses to Average Net Assets.....................       0.08%       0.08%       0.09%       0.10%       0.10%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor)...............       0.09%       0.08%       0.10%       0.10%       0.10%
Ratio of Net Investment Income to Average Net Assets........       2.05%       1.95%       2.13%       2.10%       1.95%
Portfolio Turnover Rate.....................................          2%          3%          3%          4%          4%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   Dimensional Investment Group, Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, two of which, DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports.

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At October 31, 2015, the Feeder Fund owned 74% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. This valuation is classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the

Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the U.S. Large Company Portfolio Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolio. Prior to July 21, 2015, the Advisor received no additional compensation for the investment advisory services it provided to the Feeder Funds and the International Small Company Portfolio. On May 8, 2015 and June 10, 2015 at a Special

Joint Meeting of Shareholders, shareholders of the Portfolios approved new investment management agreements, which became effective July 21, 2015, that provide a uniform agreement that increases transparency and better describes all of the services that the Advisor provides to each Portfolio. For the U.S. Large Company Portfolio, the rate charged under the new investment management agreement for investment management services is equal to the rate charged under the Portfolio's previous investment management agreement with the Advisor. For the Feeder Fund, the new investment management agreement replaced the Feeder Fund's investment advisory agreement (that provided for no investment advisory fee at the Feeder Fund level) and administration agreement and charges a rate equal to the combination of the rate charged under the Feeder Fund's previous administration agreement with the Advisor and the rate of the advisory fee charged by the Advisor to the Master Fund in which the Feeder Fund invests. In order to prevent the Feeder Fund from being subject to a higher level of investment management fees, the Advisor will permanently waive the Feeder Fund's investment management fee in the circumstances described in the notes below. For the year ended October 31, 2015, the U.S. Large Company Portfolio's investment advisory services/management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.06% of the Portfolio's average daily net assets.

   Prior to July 21, 2015, the Feeder Fund paid fees to the Advisor pursuant to an administration agreement for administrative services, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services, that were accrued daily and paid monthly based on an effective annual rate of 0.20% of the Feeder Fund's average daily net assets. Effective July 21, 2015, the Feeder Fund's investment advisory services/management fees pursuant to the new investment management agreement were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of the Feeder Fund's average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the U.S. Large Company Portfolio, and a portion of the Fee Waiver Agreement for the Feeder Fund, will remain in effect through February 28, 2016, and may only be terminated by the Fund's Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Feeder Fund. For the year ended October 31, 2015, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of recovery.

                                                                          Previously
                                                           Recovery      Waived Fees/
                                                         of Previously     Expenses
                                                         Waived Fees/       Assumed
                                            Expense        Expenses    Subject to Future
Institutional Class Shares             Limitation Amount    Assumed        Recovery
--------------------------             ----------------- ------------- -----------------
U.S. Large Company Portfolio (1)......       0.08%            $57            $875
DFA International Value Portfolio (2).       0.40%             --              --

Class R2 Shares
---------------
DFA International Value Portfolio (2).       0.79%             --              --

   (1) Effective August 1, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) ("Portfolio Expenses") of the Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio's average net assets (the "Expense Limitation Amount"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery is within 36 months and will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   Prior to August 1, 2013, the Advisor contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the Portfolio Expenses of the Portfolio so that such Portfolio Expenses did not exceed 0.10% of the Portfolio's average net assets on an annualized basis (the "Previous Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio were less than the Previous Expense Limitation Amount, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within 36 months and did not cause the Portfolio's annualized Portfolio Expenses to exceed the Previous Expense Limitation Amount.

   (2) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, to 0.40% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the time period prior to July 21, 2015) to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the "Annualized Expense Ratio"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Annualized Expense Ratio listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery does not cause the annualized expense ratio of the Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio, as listed above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Also, the Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of such reimbursement.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2015, the total related amounts paid by the Fund to the CCO were $30 (in thousands). The total related amounts paid by each Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    DFA International Value Portfolio. $214
                    U.S. Large Company Portfolio......  266

E. Purchases and Sales of Securities:

   For the year ended October 31, 2015, U.S. Large Company Portfolio made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                              Purchases  Sales
                -                             --------- -------
                U.S. Large Company Portfolio. $440,238  $87,873

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                      Increase       Increase
                                                     (Decrease)     (Decrease)
                                      Increase     Undistributed   Accumulated
                                     (Decrease)    Net Investment  Net Realized
                                   Paid-In Capital     Income     Gains (Losses)
                                   --------------- -------------- --------------
DFA International Value Portfolio.     $     4        $(1,585)       $  1,581
U.S. Large Company Portfolio......      80,800         (5,141)        (75,659)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                       Net Investment
                                         Income and
                                         Short-Term     Long-Term
                                       Capital Gains  Capital Gains  Total
                                       -------------- ------------- --------
    DFA International Value Portfolio
    2014..............................    $295,405         --       $295,405
    2015..............................     211,038         --        211,038
    U.S. Large Company Portfolio
    2014..............................     102,736         --        102,736
    2015..............................     110,940         --        110,940

   At October 31, 2015, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                     Net Investment
                                         Income
                                     and Short-Term   Long-Term
                                     Capital Gains  Capital Gains  Total
                                     -------------- ------------- -------
       U.S. Large Company Portfolio.     $5,141        $7,248     $12,389

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   Undistributed                                               Total Net
                                   Net Investment                                            Distributable
                                     Income and   Undistributed                 Unrealized     Earnings
                                     Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                   Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                   -------------- ------------- ------------- -------------- -------------
DFA International Value Portfolio.    $34,362             --      $(303,109)    $  (26,271)   $ (295,018)
U.S. Large Company Portfolio......     10,909        $47,851             --      2,719,734     2,778,494

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                 Expires on October 31,
                                                 ----------------------
                                                   2016       Total
                                                  --------    --------
              DFA International Value Portfolio. $303,109    $303,109
              U.S. Large Company Portfolio......       --          --

   During the year ended October 31, 2015, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                  DFA International Value Portfolio. $182,318
                  U.S. Large Company Portfolio......  109,001

   At October 31, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                         Net Unrealized
                                   Federal Tax  Unrealized   Unrealized   Appreciation
                                      Cost     Appreciation Depreciation (Depreciation)
                                   ----------- ------------ ------------ --------------
DFA International Value Portfolio. $6,830,145           --    $(26,079)    $  (26,079)
U.S. Large Company Portfolio......  3,425,240   $2,812,502     (92,767)     2,719,735

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                               Year                  Year
                                                               Ended                 Ended
                                                             Oct. 31,              Oct. 31,
                                                               2015                  2014
                                                       --------------------  --------------------
                                                          Amount     Shares     Amount     Shares
                                                       -----------  -------  -----------  -------
DFA International Value Portfolio
Class R2 Shares
 Shares Issued........................................ $     3,876      214  $    11,741      598
 Shares Issued in Lieu of Cash Distributions..........         293       16          347       17
 Shares Redeemed......................................      (4,082)    (221)      (5,810)    (293)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $        87        9  $     6,278      322
                                                       ===========  =======  ===========  =======
Institutional Class Shares
 Shares Issued........................................ $ 1,873,843  105,425  $ 1,640,680   84,242
 Shares Issued in Lieu of Cash Distributions..........     204,246   11,301      286,443   14,471
 Shares Redeemed......................................  (1,694,664) (93,619)  (1,084,532) (55,670)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $   383,425   23,107  $   842,591   43,043
                                                       ===========  =======  ===========  =======

H. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

   1. Futures Contracts: The Portfolios may enter into futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolios to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2015, the U.S. Large Company Portfolio had outstanding futures contracts (dollar amounts in thousands):

                                            Expiration Number of  Contract Unrealized     Cash
                         Description           Date    Contracts*  Value   Gain (Loss) Collateral
                    ----------------------- ---------- ---------- -------- ----------- ----------
U.S. Large Company
  Portfolio........ S&P 500 Emini Index(R)   12/18/15     151     $15,656     $259        $745

* During the year ended October 31, 2015, U.S. Large Company Portfolio's average notional contract amount of outstanding futures contracts was $13,890 (in thousands).

   The following is a summary of the location of derivatives on the U.S. Large Company Portfolio's Statement of Assets and Liabilities as of October 31, 2015:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Equity contracts                                     Payables: Futures Margin
                                                        Variation

   The following is a summary of the U.S. Large Company Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2015 (amounts in thousands):

                                          Liability Derivatives Value
                                          --------------------------
                                            Total Value
                                                 at          Equity
                                          October 31, 2015  Contracts
                                          ----------------  ---------
            U.S. Large Company Portfolio.       $259          $259

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location of realized and change in unrealized gains and losses on the U.S. Large Company Portfolio's Statement of Operations for the Portfolio's derivative instrument holdings for the year ended October 31, 2015:

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts     Net Realized Gain (Loss) on: Futures
                      Change in Unrealized Appreciation (Depreciation) of:
                        Futures

   The following is a summary of the realized and change in unrealized gains and losses from the U.S. Large Company Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2015 (amounts in thousands):

                                              Realized Gain (Loss) on
                                              Derivatives Recognized in Income
                                              -------------------------------
                                                               Equity
                                               Total          Contracts
                                                 -------      ---------
                U.S. Large Company Portfolio. $ 2,961          $ 2,961
                                              Change in Unrealized
                                              Appreciation (Depreciation) on
                                              Derivatives Recognized in Income
                                              -------------------------------
                                                               Equity
                                               Total          Contracts
                                                 -------      ---------
                U.S. Large Company Portfolio. $(2,352)         $(2,352)

I. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. A line of credit with similar terms was in effect through March 31, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 9, 2015. A line of credit with similar terms was in effect through January 8, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

                                Weighted      Weighted    Number of   Interest Maximum Amount
                                 Average    Average Loan     Days     Expense  Borrowed During
                              Interest Rate   Balance    Outstanding* Incurred   The Period
                              ------------- ------------ ------------ -------- ---------------
U.S. Large Company Portfolio.     0.88%       $15,575         27        $10        $73,868

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2015, that the Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of October 31, 2015.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolios did not utilize the interfund lending program during the year ended October 31, 2015.

J. Securities Lending:

   As of October 31, 2015, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. In addition, U.S. Large Company Portfolio received non-cash collateral consisting of short and/or long term U.S. government securities and U.S. Agency Backed Securities with a market value of $184,929 (amount in thousands). The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:

   The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio's Class R2 Shares.

L. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. In-Kind Redemptions:

   In accordance with guidelines described in the Portfolios' prospectus, the Portfolios may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, a Portfolio recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceed the cost of those securities and a loss on in-kind redemptions to the extent the cost of the distributed securities on the date of redemption exceeds the value of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   During the year ended October 31, 2015, U.S. Large Company Portfolio realized net gains on in-kind redemptions in the amount of $70,875 (amount in thousands).

N. Other:

   At October 31, 2015, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                               Approximate
                                                                              Percentage of
                                                                  Number of    Outstanding
                                                                 Shareholders    Shares
-                                                                ------------ -------------
DFA International Value Portfolio -- Class R2 Shares............      3            93%
DFA International Value Portfolio -- Institutional Class Shares.      3            73%
U.S. Large Company Portfolio....................................      4            80%

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments/summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio and U.S. Large Company Portfolio (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") at October 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian, broker and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2015

                      RESULTS OF THE SHAREHOLDER MEETING
                                  (Unaudited)

   On May 8, 2015 and June 10, 2015, Dimensional Investment Group Inc. ("DIG") held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DIG and the Portfolios, including, among other items, the election of Directors, the approval of an updated investment management agreement, and the amendment of certain fundamental investment limitations. The shareholders of the Portfolios approved each of the applicable proposals for DIG and the Portfolios presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by each Portfolio. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DIG

Proposal 1: Election of Directors/Trustees*

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 939,783,101 98.41%  59.42% 15,145,259  1.59%     0.96%
(b) George M. Constantinides. 939,783,293 98.41%  59.42% 15,145,070  1.59%     0.96%
(c) John P. Gould............ 939,232,722 98.36%  59.38% 15,695,640  1.64%     0.99%
(d) Roger G. Ibbotson........ 939,903,967 98.43%  59.43% 15,024,396  1.57%     0.95%
(e) Edward P. Lazear......... 939,691,278 98.40%  59.41% 15,237,082  1.60%     0.96%
(f) Eduardo A. Repetto....... 939,908,854 98.43%  59.43% 15,019,506  1.57%     0.95%
(g) Myron S. Scholes......... 939,391,166 98.37%  59.39% 15,537,193  1.63%     0.98%
(h) Abbie J. Smith........... 938,479,338 98.28%  59.34% 16,449,025  1.72%     1.04%

*  Results are for all Portfolios within DIG

DFA International Value Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 206,343,416 98.06%  52.40% 4,081,532  1.94%     1.04%
(b) George M. Constantinides. 206,448,720 98.11%  52.42% 3,976,229  1.89%     1.01%
(c) John P. Gould............ 206,392,175 98.08%  52.41% 4,032,772  1.92%     1.02%
(d) Roger G. Ibbotson........ 206,417,557 98.10%  52.41% 4,007,393  1.90%     1.02%
(e) Edward P. Lazear......... 206,363,295 98.07%  52.40% 4,061,653  1.93%     1.03%
(f) Eduardo A. Repetto....... 206,462,732 98.12%  52.43% 3,962,216  1.88%     1.01%
(g) Myron S. Scholes......... 205,949,550 97.87%  52.30% 4,475,396  2.13%     1.14%
(h) Abbie J. Smith........... 204,928,341 97.39%  52.04% 5,496,608  2.61%     1.40%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
169,148,727  80.38%  42.95% 4,127,770  1.96%    1.05%   3,156,848  1.50%    0.80%   33,991,603  16.15%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
171,790,492  81.64%  43.62% 1,161,453  0.55%    0.29%   3,481,404  1.65%    0.88%   33,991,603  16.15%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
171,594,952  81.55%  43.57% 1,367,552  0.65%    0.35%   3,470,841  1.65%    0.88%   33,991,603  16.15%

Proposal 7: Election of Trustees of Master Fund

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 206,098,750 97.94%  52.33% 4,326,198  2.06%     1.10%
(b) George M. Constantinides. 206,246,418 98.01%  52.37% 4,178,527  1.99%     1.06%
(c) John P. Gould............ 206,198,706 97.99%  52.36% 4,226,243  2.01%     1.07%
(d) Roger G. Ibbotson........ 206,218,762 98.00%  52.36% 4,206,187  2.00%     1.07%
(e) Edward P. Lazear......... 206,096,489 97.94%  52.33% 4,328,459  2.06%     1.10%
(f) Eduardo A. Repetto....... 206,268,623 98.02%  52.38% 4,156,325  1.98%     1.06%
(g) Myron S. Scholes......... 205,687,646 97.75%  52.23% 4,737,302  2.25%     1.20%
(h) Abbie J. Smith........... 204,724,182 97.29%  51.98% 5,700,767  2.71%     1.45%

Proposal 8: Approval of a "Manager of Managers" Structure for Master Fund

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
169,242,255  80.43%  42.97% 1,492,817  0.71%    0.38%   5,698,274  2.71%    1.45%   33,991,603  16.15%

Proposal 9: Approval of an Updated Investment Management Agreement Between Dimensional Fund Advisors LP and Master Fund

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
171,599,143  81.55%  43.57% 1,288,705  0.61%    0.33%   3,545,498  1.68%    0.90%   33,991,603  16.15%

Proposal 10: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities of Master Fund

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
171,527,786  81.51%  43.55% 1,446,514  0.69%    0.37%   3,459,044  1.64%    0.88%   33,991,603  16.15%

U.S. Large Company Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 212,041,354 98.41%  60.38% 3,433,906  1.59%     0.98%
(b) George M. Constantinides. 212,055,228 98.41%  60.38% 3,420,032  1.59%     0.97%
(c) John P. Gould............ 211,890,480 98.34%  60.33% 3,584,780  1.66%     1.02%
(d) Roger G. Ibbotson........ 212,100,718 98.43%  60.39% 3,374,543  1.57%     0.96%
(e) Edward P. Lazear......... 212,072,126 98.42%  60.38% 3,403,134  1.58%     0.97%
(f) Eduardo A. Repetto....... 212,084,138 98.43%  60.39% 3,391,122  1.57%     0.97%
(g) Myron S. Scholes......... 212,026,364 98.40%  60.37% 3,448,896  1.60%     0.98%
(h) Abbie J. Smith........... 211,957,852 98.37%  60.35% 3,517,408  1.63%     1.00%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
158,935,073  73.76%  45.25% 1,394,185  0.65%    0.40%   2,647,363  1.23%    0.75%   52,498,639  24.36%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
157,250,246  72.98%  44.77% 2,868,976  1.33%    0.82%   2,857,398  1.33%    0.81%   52,498,639  24.36%

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
October 31, 2005-October 31, 2015

                                    [CHART]


                  The U.S. Large Cap       Russell 1000 Value
                     Value Series                Index
                 --------------------      ------------------
10/1/2005              $10,000                 $10,000
11/1/2005               10,399                  10,327
12/1/2005               10,413                  10,389
 1/1/2006               10,910                  10,792
 2/1/2006               10,873                  10,858
 3/1/2006               11,067                  11,005
 4/1/2006               11,377                  11,285
 5/1/2006               11,170                  11,000
 6/1/2006               11,266                  11,070
 7/1/2006               11,104                  11,339
 8/1/2006               11,286                  11,529
 9/1/2006               11,599                  11,759
10/1/2006               12,059                  12,144
11/1/2006               12,288                  12,421
12/1/2006               12,534                  12,700
 1/1/2007               12,900                  12,862
 2/1/2007               12,706                  12,662
 3/1/2007               12,795                  12,857
 4/1/2007               13,339                  13,332
 5/1/2007               13,889                  13,813
 6/1/2007               13,665                  13,491
 7/1/2007               12,819                  12,867
 8/1/2007               12,573                  13,011
 9/1/2007               12,901                  13,458
10/1/2007               12,974                  13,459
11/1/2007               12,249                  12,801
12/1/2007               12,208                  12,678
 1/1/2008               11,742                  12,170
 2/1/2008               11,382                  11,660
 3/1/2008               11,276                  11,573
 4/1/2008               11,986                  12,137
 5/1/2008               12,274                  12,117
 6/1/2008               10,929                  10,957
 7/1/2008               10,810                  10,918
 8/1/2008               11,019                  11,104
 9/1/2008               10,029                  10,288
10/1/2008                7,775                   8,507
11/1/2008                7,012                   7,897
12/1/2008                7,240                   8,006
 1/1/2009                6,381                   7,086
 2/1/2009                5,486                   6,139
 3/1/2009                6,029                   6,664
 4/1/2009                7,004                   7,378
 5/1/2009                7,540                   7,834
 6/1/2009                7,448                   7,777
 7/1/2009                8,157                   8,413
 8/1/2009                8,711                   8,853
 9/1/2009                9,092                   9,195
10/1/2009                8,700                   8,914
11/1/2009                9,190                   9,416
12/1/2009                9,444                   9,583
 1/1/2010                9,225                   9,313
 2/1/2010                9,623                   9,607
 3/1/2010               10,373                  10,233
 4/1/2010               10,702                  10,498
 5/1/2010                9,784                   9,635
 6/1/2010                9,046                   9,092
 7/1/2010                9,755                   9,708
 8/1/2010                9,167                   9,292
 9/1/2010               10,061                  10,013
10/1/2010               10,436                  10,314
11/1/2010               10,355                  10,259
12/1/2010               11,365                  11,069
 1/1/2011               11,728                  11,319
 2/1/2011               12,363                  11,737
 3/1/2011               12,421                  11,783
 4/1/2011               12,738                  12,097
 5/1/2011               12,553                  11,969
 6/1/2011               12,334                  11,724
 7/1/2011               11,769                  11,335
 8/1/2011               10,777                  10,628
 9/1/2011                9,686                   9,824
10/1/2011               11,030                  10,949
11/1/2011               10,938                  10,893
12/1/2011               11,025                  11,112
 1/1/2012               11,573                  11,532
 2/1/2012               12,242                  11,992
 3/1/2012               12,467                  12,348
 4/1/2012               12,213                  12,222
 5/1/2012               11,348                  11,505
 6/1/2012               11,959                  12,076
 7/1/2012               12,075                  12,201
 8/1/2012               12,553                  12,466
 9/1/2012               13,015                  12,862
10/1/2012               13,050                  12,799
11/1/2012               13,078                  12,793
12/1/2012               13,476                  13,058
 1/1/2013               14,417                  13,906
 2/1/2013               14,601                  14,106
 3/1/2013               15,299                  14,665
 4/1/2013               15,461                  14,886
 5/1/2013               16,096                  15,269
 6/1/2013               15,917                  15,134
 7/1/2013               16,869                  15,951
 8/1/2013               16,372                  15,346
 9/1/2013               16,851                  15,730
10/1/2013               17,705                  16,419
11/1/2013               18,449                  16,877
12/1/2013               18,940                  17,305
 1/1/2014               18,190                  16,690
 2/1/2014               18,807                  17,412
 3/1/2014               19,251                  17,828
 4/1/2014               19,378                  17,997
 5/1/2014               19,805                  18,261
 6/1/2014               20,342                  18,738
 7/1/2014               20,197                  18,418
 8/1/2014               20,838                  19,095
 9/1/2014               20,324                  18,701
10/1/2014               20,480                  19,122
11/1/2014               20,722                  19,513
12/1/2014               20,878                  19,633
 1/1/2015               19,845                  18,848
 2/1/2015               21,247                  19,760
 3/1/2015               20,843                  19,491
 4/1/2015               21,265                  19,673
 5/1/2015               21,501                  19,910
 6/1/2015               21,155                  19,512
 7/1/2015               21,103                  19,598           Past performance is not predictive of
 8/1/2015               19,822                  18,430           future performance.
 9/1/2015               19,188                  17,874           The returns shown do not reflect the
10/1/2015               20,751                  19,223           deduction of taxes that a shareholder
                                                                 would pay on fund distributions or the
        Average Annual      One       Five        Ten            redemption of fund shares.
        Total Return        Year      Years      Years           Russell data copyright (C) Russell
        ---------------------------------------------------      Investment Group 1995-2015, all rights
                            1.32%     14.74%     7.57%           reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                [CHART]


                         The DFA International          MSCI World ex
                              Value Series        USA Index (net dividends)
                         ---------------------    -------------------------
10/1/2005                      $10,000                    $10,000
11/1/2005                       10,178                     10,265
12/1/2005                       10,677                     10,741
 1/1/2006                       11,406                     11,420
 2/1/2006                       11,515                     11,382
 3/1/2006                       12,001                     11,743
 4/1/2006                       12,609                     12,304
 5/1/2006                       12,098                     11,837
 6/1/2006                       12,022                     11,822
 7/1/2006                       12,207                     11,932
 8/1/2006                       12,627                     12,271
 9/1/2006                       12,802                     12,262
10/1/2006                       13,370                     12,746
11/1/2006                       13,815                     13,126
12/1/2006                       14,354                     13,502
 1/1/2007                       14,624                     13,584
 2/1/2007                       14,611                     13,693
 3/1/2007                       15,084                     14,044
 4/1/2007                       15,845                     14,683
 5/1/2007                       16,387                     15,009
 6/1/2007                       16,267                     15,024
 7/1/2007                       15,815                     14,816
 8/1/2007                       15,638                     14,602
 9/1/2007                       16,454                     15,432
10/1/2007                       17,252                     16,102
11/1/2007                       16,207                     15,473
12/1/2007                       15,858                     15,182
 1/1/2008                       14,573                     13,813
 2/1/2008                       14,388                     14,063
 3/1/2008                       14,560                     13,863
 4/1/2008                       15,211                     14,633
 5/1/2008                       15,218                     14,855
 6/1/2008                       13,713                     13,700
 7/1/2008                       13,325                     13,212
 8/1/2008                       12,768                     12,702
 9/1/2008                       11,277                     10,868
10/1/2008                        8,449                      8,607
11/1/2008                        7,931                      8,140
12/1/2008                        8,530                      8,569
 1/1/2009                        7,353                      7,770
 2/1/2009                        6,450                      6,983
 3/1/2009                        7,153                      7,443
 4/1/2009                        8,471                      8,403
 5/1/2009                        9,730                      9,466
 6/1/2009                        9,582                      9,368
 7/1/2009                       10,722                     10,248
 8/1/2009                       11,337                     10,739
 9/1/2009                       11,914                     11,182
10/1/2009                       11,440                     11,002
11/1/2009                       11,781                     11,275
12/1/2009                       11,914                     11,454
 1/1/2010                       11,226                     10,917
 2/1/2010                       11,270                     10,906
 3/1/2010                       12,159                     11,608
 4/1/2010                       11,951                     11,435
 5/1/2010                       10,552                     10,173
 6/1/2010                       10,367                     10,026
 7/1/2010                       11,663                     10,953
 8/1/2010                       11,092                     10,626
 9/1/2010                       12,285                     11,645
10/1/2010                       12,714                     12,060
11/1/2010                       12,077                     11,549
12/1/2010                       13,203                     12,479
 1/1/2011                       13,765                     12,748
 2/1/2011                       14,225                     13,220
 3/1/2011                       13,832                     12,956
 4/1/2011                       14,573                     13,661
 5/1/2011                       14,047                     13,256
 6/1/2011                       13,854                     13,067
 7/1/2011                       13,410                     12,852
 8/1/2011                       11,974                     11,765
 9/1/2011                       10,663                     10,584
10/1/2011                       11,692                     11,613
11/1/2011                       11,307                     11,076
12/1/2011                       11,004                     10,956
 1/1/2012                       11,744                     11,547
 2/1/2012                       12,359                     12,182
 3/1/2012                       12,255                     12,092
 4/1/2012                       11,818                     11,887
 5/1/2012                       10,359                     10,531
 6/1/2012                       11,092                     11,221
 7/1/2012                       11,048                     11,361
 8/1/2012                       11,507                     11,685
 9/1/2012                       11,914                     12,040
10/1/2012                       12,062                     12,125
11/1/2012                       12,255                     12,380
12/1/2012                       12,855                     12,754
 1/1/2013                       13,462                     13,381
 2/1/2013                       13,055                     13,248
 3/1/2013                       13,099                     13,353
 4/1/2013                       13,743                     13,961
 5/1/2013                       13,580                     13,648
 6/1/2013                       13,099                     13,137
 7/1/2013                       13,995                     13,836
 8/1/2013                       13,899                     13,658
 9/1/2013                       14,943                     14,623
10/1/2013                       15,461                     15,113
11/1/2013                       15,520                     15,206
12/1/2013                       15,861                     15,435
 1/1/2014                       15,283                     14,812
 2/1/2014                       16,157                     15,620
 3/1/2014                       16,039                     15,550
 4/1/2014                       16,313                     15,796
 5/1/2014                       16,498                     16,040
 6/1/2014                       16,698                     16,268
 7/1/2014                       16,328                     15,978
 8/1/2014                       16,335                     15,991
 9/1/2014                       15,617                     15,334
10/1/2014                       15,350                     15,090
11/1/2014                       15,358                     15,276
12/1/2014                       14,787                     14,768
 1/1/2015                       14,691                     14,715
 2/1/2015                       15,743                     15,595
 3/1/2015                       15,409                     15,334
 4/1/2015                       16,253                     15,998
 5/1/2015                       16,261                     15,859
 6/1/2015                       15,794                     15,408
 7/1/2015                       15,639                     15,652
 8/1/2015                       14,476                     14,512              Past performance is not predictive of
 9/1/2015                       13,492                     13,780              future performance.
10/1/2015                       14,528                     14,816              The returns shown do not reflect the
                                                                               deduction of taxes that a shareholder
           Average Annual          One         Five         Ten                would pay on fund distributions or the
           Total Return            Year        Years       Years               redemption of fund shares.
           ------------------------------------------------------------        MSCI data copyright MSCI 2015, all
                                  -5.35%       2.70%       3.81%               rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE JAPANESE SMALL COMPANY SERIES VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                    [CHART]


                  The Japanese Small Company   MSCI Japan Small Cap Index
                            Series                  (net dividends)
                   ----------------------      --------------------------
10/1/2005                  $10,000                      $10,000
11/1/2005                   10,200                       10,427
12/1/2005                   11,350                       11,838
 1/1/2006                   11,835                       12,215
 2/1/2006                   11,129                       11,419
 3/1/2006                   11,624                       11,932
 4/1/2006                   11,857                       11,991
 5/1/2006                   11,023                       11,029
 6/1/2006                   10,601                       10,684
 7/1/2006                   10,095                        9,977
 8/1/2006                   10,264                       10,243
 9/1/2006                   10,105                       10,019
10/1/2006                   10,032                        9,954
11/1/2006                    9,968                        9,870
12/1/2006                   10,053                        9,928
 1/1/2007                   10,264                       10,121
 2/1/2007                   10,675                       10,520
 3/1/2007                   10,601                       10,423
 4/1/2007                   10,454                       10,245
 5/1/2007                   10,243                       10,001
 6/1/2007                   10,411                       10,066
 7/1/2007                   10,475                       10,064
 8/1/2007                   10,032                        9,451
 9/1/2007                   10,021                        9,393
10/1/2007                   10,084                        9,733
11/1/2007                    9,852                        9,324
12/1/2007                    9,241                        8,766
 1/1/2008                    8,977                        8,335
 2/1/2008                    8,914                        8,427
 3/1/2008                    9,093                        8,430
 4/1/2008                    9,156                        8,534
 5/1/2008                    9,494                        8,797
 6/1/2008                    9,051                        8,257
 7/1/2008                    8,797                        7,987
 8/1/2008                    8,312                        7,634
 9/1/2008                    7,774                        6,889
10/1/2008                    7,205                        6,161
11/1/2008                    7,395                        6,413
12/1/2008                    8,154                        6,912
 1/1/2009                    7,595                        6,550
 2/1/2009                    6,614                        5,689
 3/1/2009                    6,909                        5,890
 4/1/2009                    7,194                        6,191
 5/1/2009                    8,080                        6,949
 6/1/2009                    8,618                        7,391
 7/1/2009                    8,797                        7,576
 8/1/2009                    9,262                        8,000
 9/1/2009                    9,167                        7,969
10/1/2009                    8,840                        7,677
11/1/2009                    8,481                        7,403
12/1/2009                    8,449                        7,265
 1/1/2010                    8,565                        7,421
 2/1/2010                    8,734                        7,562
 3/1/2010                    9,177                        7,906
 4/1/2010                    9,451                        8,120
 5/1/2010                    8,660                        7,557
 6/1/2010                    8,797                        7,590
 7/1/2010                    8,956                        7,682
 8/1/2010                    8,713                        7,520
 9/1/2010                    9,093                        7,827
10/1/2010                    8,903                        7,763
11/1/2010                    9,124                        7,914
12/1/2010                    9,968                        8,713
 1/1/2011                   10,200                        8,816
 2/1/2011                   10,675                        9,171
 3/1/2011                   10,011                        8,605
 4/1/2011                    9,958                        8,613
 5/1/2011                    9,789                        8,485
 6/1/2011                   10,285                        8,801
 7/1/2011                   10,665                        9,167
 8/1/2011                   10,380                        8,792
 9/1/2011                   10,327                        8,800
10/1/2011                    9,800                        8,475
11/1/2011                    9,958                        8,246
12/1/2011                    9,905                        8,374
 1/1/2012                   10,538                        8,718
 2/1/2012                   10,549                        8,813
 3/1/2012                   10,854                        9,048
 4/1/2012                   10,633                        8,917
 5/1/2012                    9,747                        8,176
 6/1/2012                   10,264                        8,525
 7/1/2012                    9,916                        8,392
 8/1/2012                    9,926                        8,344
 9/1/2012                   10,063                        8,575
10/1/2012                    9,852                        8,389
11/1/2012                   10,000                        8,447
12/1/2012                   10,369                        8,710
 1/1/2013                   10,696                        9,036
 2/1/2013                   10,960                        9,342
 3/1/2013                   11,804                       10,097
 4/1/2013                   12,426                       10,761
 5/1/2013                   11,414                        9,908
 6/1/2013                   11,519                        9,881
 7/1/2013                   11,793                       10,042
 8/1/2013                   11,530                        9,906
 9/1/2013                   12,838                       11,035
10/1/2013                   12,869                       10,989
11/1/2013                   12,774                       10,917
12/1/2013                   12,869                       11,004
 1/1/2014                   12,743                       10,973
 2/1/2014                   12,690                       10,729
 3/1/2014                   12,753                       10,756
 4/1/2014                   12,563                       10,557
 5/1/2014                   12,890                       10,903
 6/1/2014                   13,808                       11,675
 7/1/2014                   13,724                       11,737
 8/1/2014                   13,850                       11,653
 9/1/2014                   13,428                       11,264
10/1/2014                   13,186                       10,963
11/1/2014                   12,690                       10,839
12/1/2014                   12,806                       10,952
 1/1/2015                   13,122                       11,320
 2/1/2015                   13,660                       11,728
 3/1/2015                   13,840                       11,954
 4/1/2015                   14,177                       12,178
 5/1/2015                   14,325                       12,322
 6/1/2015                   14,620                       12,502
 7/1/2015                   14,536                       12,453
 8/1/2015                   14,093                       12,027              Past performance is not predictive of
 9/1/2015                   13,660                       11,595              future performance.
10/1/2015                   14,378                       12,369              The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          Average Annual        One         Five          Ten                would pay on fund distributions or the
          Total Return          Year        Years        Years               redemption of fund shares.
          -----------------------------------------------------------        MSCI data copyright MSCI 2015, all
                                9.04%       10.06%       3.70%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ASIA PACIFIC SMALL COMPANY SERIES VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                    [CHART]

                  The Asia Pacific            MSCI Pacific ex Japan
                Small Company Series     Small Cap Index (net dividends)
                --------------------     -------------------------------
10/1/2005             $10,000                      $10,000
11/1/2005              10,247                       10,379
12/1/2005              10,408                       10,583
 1/1/2006              11,113                       11,189
 2/1/2006              11,274                       11,301
 3/1/2006              11,849                       11,779
 4/1/2006              12,529                       12,539
 5/1/2006              11,818                       11,899
 6/1/2006              11,744                       11,754
 7/1/2006              11,973                       11,875
 8/1/2006              12,270                       12,262
 9/1/2006              12,400                       12,465
10/1/2006              13,420                       13,334
11/1/2006              14,168                       14,144
12/1/2006              14,576                       14,672
 1/1/2007              14,954                       15,045
 2/1/2007              15,356                       15,332
 3/1/2007              16,160                       16,123
 4/1/2007              17,291                       17,241
 5/1/2007              18,776                       17,918
 6/1/2007              19,549                       18,384
 7/1/2007              19,858                       18,379
 8/1/2007              18,380                       17,196
 9/1/2007              20,532                       18,722
10/1/2007              22,331                       20,002
11/1/2007              20,860                       18,395
12/1/2007              20,507                       18,142
 1/1/2008              18,448                       15,711
 2/1/2008              19,017                       16,644
 3/1/2008              18,095                       15,594
 4/1/2008              19,363                       16,637
 5/1/2008              20,210                       16,817
 6/1/2008              18,225                       14,935
 7/1/2008              17,155                       14,249
 8/1/2008              15,955                       13,091
 9/1/2008              13,216                       10,536
10/1/2008               8,825                        6,814
11/1/2008               7,978                        6,071
12/1/2008               8,850                        6,776
 1/1/2009               7,761                        6,030
 2/1/2009               7,335                        5,655
 3/1/2009               8,472                        6,466
 4/1/2009               9,740                        7,623
 5/1/2009              12,257                        9,451
 6/1/2009              12,356                        9,717
 7/1/2009              14,143                       11,121
 8/1/2009              14,787                       11,692
 9/1/2009              15,943                       12,671
10/1/2009              16,302                       12,975
11/1/2009              17,062                       13,348
12/1/2009              17,514                       13,882
 1/1/2010              16,568                       12,994
 2/1/2010              16,865                       13,157
 3/1/2010              18,256                       14,241
 4/1/2010              18,510                       14,639
 5/1/2010              15,949                       12,429
 6/1/2010              15,758                       12,358
 7/1/2010              17,508                       13,615
 8/1/2010              17,489                       13,585
 9/1/2010              20,142                       15,625
10/1/2010              21,014                       16,318
11/1/2010              20,736                       16,100
12/1/2010              22,771                       17,725
 1/1/2011              22,288                       17,210
 2/1/2011              22,430                       17,304
 3/1/2011              22,907                       17,835
 4/1/2011              23,884                       18,557
 5/1/2011              23,179                       18,132
 6/1/2011              22,400                       17,487
 7/1/2011              22,771                       17,745
 8/1/2011              21,187                       16,511
 9/1/2011              17,236                       13,509
10/1/2011              19,932                       15,722
11/1/2011              19,400                       14,650
12/1/2011              18,268                       14,180
 1/1/2012              20,161                       15,653
 2/1/2012              21,682                       16,870
 3/1/2012              21,373                       16,342
 4/1/2012              21,286                       16,430
 5/1/2012              18,633                       14,297
 6/1/2012              19,029                       14,497
 7/1/2012              19,314                       14,974
 8/1/2012              19,963                       15,213
 9/1/2012              20,952                       16,023
10/1/2012              21,422                       16,353
11/1/2012              21,732                       16,514
12/1/2012              22,752                       16,929
 1/1/2013              23,896                       17,826
 2/1/2013              24,001                       18,038
 3/1/2013              24,106                       18,083
 4/1/2013              23,711                       17,940
 5/1/2013              21,954                       16,619
 6/1/2013              20,402                       15,198
 7/1/2013              21,410                       15,806
 8/1/2013              21,583                       15,942
 9/1/2013              23,098                       17,169
10/1/2013              23,760                       17,470
11/1/2013              22,938                       16,732
12/1/2013              23,222                       16,811
 1/1/2014              22,127                       16,033
 2/1/2014              23,408                       16,895
 3/1/2014              23,754                       17,207
 4/1/2014              23,816                       17,320
 5/1/2014              23,840                       17,461
 6/1/2014              24,026                       17,556
 7/1/2014              24,533                       17,938
 8/1/2014              24,917                       18,076
 9/1/2014              22,622                       16,415
10/1/2014              22,950                       16,609
11/1/2014              22,047                       16,082
12/1/2014              21,410                       15,679
 1/1/2015              20,903                       15,370
 2/1/2015              21,923                       16,116
 3/1/2015              21,620                       15,826
 4/1/2015              23,370                       16,734
 5/1/2015              23,630                       16,652
 6/1/2015              21,967                       15,454
 7/1/2015              20,897                       14,756
 8/1/2015              19,116                       13,380                  Past performance is not predictive of
 9/1/2015              18,844                       13,104                  future performance.
10/1/2015              20,235                       14,172                  The returns shown do not reflect the
                                                                            deduction of taxes that a shareholder
          Average Annual         One          Five         Ten              would pay on fund distributions or the
          Total Return           Year         Years       Years             redemption of fund shares.
          -----------------------------------------------------------       MSCI data copyright MSCI 2015, all
                                -11.83%       -0.75%      7.30%             rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE UNITED KINGDOM SMALL COMPANY SERIES VS.
MSCI UK SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                 [CHART]


                    The United Kingdom       MSCI UK Small Cap
                   Small Company Series    Index (net dividends)
                   --------------------    ---------------------
10/1/2005               $10,000                 $10,000
11/1/2005                10,434                  10,499
12/1/2005                10,893                  10,953
 1/1/2006                11,746                  11,845
 2/1/2006                11,907                  12,030
 3/1/2006                12,104                  12,274
 4/1/2006                12,715                  12,923
 5/1/2006                12,458                  12,637
 6/1/2006                12,454                  12,529
 7/1/2006                12,542                  12,432
 8/1/2006                13,069                  12,879
 9/1/2006                13,451                  13,257
10/1/2006                14,216                  14,016
11/1/2006                15,109                  14,924
12/1/2006                15,933                  15,625
 1/1/2007                16,046                  15,588
 2/1/2007                16,042                  15,637
 3/1/2007                16,798                  16,284
 4/1/2007                17,377                  17,092
 5/1/2007                17,611                  17,202
 6/1/2007                16,967                  16,701
 7/1/2007                16,879                  16,607
 8/1/2007                16,782                  15,998
 9/1/2007                16,203                  15,092
10/1/2007                17,498                  16,750
11/1/2007                15,475                  14,812
12/1/2007                14,658                  14,068
 1/1/2008                13,673                  12,936
 2/1/2008                13,874                  13,375
 3/1/2008                13,821                  13,206
 4/1/2008                14,055                  13,452
 5/1/2008                14,095                  13,516
 6/1/2008                12,973                  12,592
 7/1/2008                12,518                  12,089
 8/1/2008                12,317                  11,773
 9/1/2008                10,414                   9,608
10/1/2008                 7,619                   6,942
11/1/2008                 7,080                   6,298
12/1/2008                 6,923                   6,139
 1/1/2009                 6,754                   6,105
 2/1/2009                 6,476                   5,902
 3/1/2009                 6,758                   6,245
 4/1/2009                 8,174                   7,679
 5/1/2009                 9,010                   8,490
 6/1/2009                 9,055                   8,550
 7/1/2009                 9,839                   9,337
 8/1/2009                10,607                  10,237
 9/1/2009                10,917                  10,474
10/1/2009                10,933                  10,489
11/1/2009                10,901                  10,380
12/1/2009                11,130                  10,636
 1/1/2010                11,022                  10,587
 2/1/2010                10,644                  10,112
 3/1/2010                11,537                  11,004
 4/1/2010                11,963                  11,443
 5/1/2010                10,611                  10,068
 6/1/2010                10,813                  10,111
 7/1/2010                12,273                  11,327
 8/1/2010                11,822                  11,020
 9/1/2010                13,085                  12,234
10/1/2010                13,769                  12,755
11/1/2010                13,093                  12,224
12/1/2010                14,433                  13,503
 1/1/2011                14,642                  13,634
 2/1/2011                15,084                  13,993
 3/1/2011                14,807                  13,752
 4/1/2011                16,118                  15,012
 5/1/2011                16,022                  14,822
 6/1/2011                15,511                  14,323
 7/1/2011                15,410                  14,283
 8/1/2011                13,874                  12,826
 9/1/2011                12,474                  11,474
10/1/2011                13,797                  12,727
11/1/2011                13,379                  12,233
12/1/2011                12,965                  11,825
 1/1/2012                14,111                  13,025
 2/1/2012                15,261                  14,235
 3/1/2012                15,595                  14,281
 4/1/2012                15,865                  14,524
 5/1/2012                14,079                  12,725
 6/1/2012                14,771                  13,331
 7/1/2012                15,020                  13,573
 8/1/2012                15,845                  14,292
 9/1/2012                16,661                  15,055
10/1/2012                17,027                  15,366
11/1/2012                17,136                  15,372
12/1/2012                18,081                  16,079
 1/1/2013                18,403                  16,502
 2/1/2013                18,572                  16,595
 3/1/2013                19,127                  17,042
 4/1/2013                19,614                  17,468
 5/1/2013                19,799                  17,704
 6/1/2013                19,364                  17,066
 7/1/2013                21,006                  18,487
 8/1/2013                21,158                  18,740
 9/1/2013                22,591                  20,147
10/1/2013                23,399                  20,856
11/1/2013                23,934                  21,347
12/1/2013                25,257                  22,378
 1/1/2014                24,662                  21,902
 2/1/2014                26,879                  24,027
 3/1/2014                26,054                  23,160
 4/1/2014                25,628                  22,606
 5/1/2014                25,607                  22,649
 6/1/2014                25,587                  22,596
 7/1/2014                24,795                  21,957
 8/1/2014                25,173                  22,188
 9/1/2014                23,737                  20,886
10/1/2014                23,685                  20,753
11/1/2014                23,504                  20,760
12/1/2014                23,886                  21,101
 1/1/2015                23,351                  20,526
 2/1/2015                25,547                  22,554
 3/1/2015                24,224                  21,516
 4/1/2015                25,752                  22,896
 5/1/2015                27,051                  23,946
 6/1/2015                26,983                  23,976
 7/1/2015                27,039                  24,147
 8/1/2015                25,905                  23,197             Past performance is not predictive of
 9/1/2015                25,125                  22,342             future performance.
10/1/2015                26,042                  23,331             The returns shown do not reflect the
                                                                    deduction of taxes that a shareholder
         Average Annual       One       Five        Ten             would pay on fund distributions or the
         Total Return         Year      Years      Years            redemption of fund shares.
         -----------------------------------------------------      MSCI data copyright MSCI 2015, all
                              9.95%     13.59%     10.04%           rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE CONTINENTAL SMALL COMPANY SERIES VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                    [CHART]


                 The Continental Small         MSCI Europe ex UK Small
                    Company Series            Cap Index (net dividends)
                 ---------------------        -------------------------
10/1/2005               $10,000                        $10,000
11/1/2005                10,037                         10,128
12/1/2005                10,557                         10,714
 1/1/2006                11,570                         11,910
 2/1/2006                11,905                         12,246
 3/1/2006                12,675                         13,037
 4/1/2006                13,549                         13,961
 5/1/2006                12,899                         13,244
 6/1/2006                12,659                         12,942
 7/1/2006                12,632                         12,800
 8/1/2006                12,967                         13,101
 9/1/2006                13,143                         13,239
10/1/2006                13,804                         13,946
11/1/2006                14,765                         14,922
12/1/2006                15,469                         15,626
 1/1/2007                16,187                         16,127
 2/1/2007                16,214                         16,196
 3/1/2007                17,162                         17,057
 4/1/2007                18,067                         18,089
 5/1/2007                18,418                         18,405
 6/1/2007                18,218                         18,229
 7/1/2007                18,119                         18,095
 8/1/2007                17,476                         17,276
 9/1/2007                17,867                         17,620
10/1/2007                18,729                         18,675
11/1/2007                17,347                         17,338
12/1/2007                17,014                         16,987
 1/1/2008                15,396                         14,942
 2/1/2008                16,057                         15,845
 3/1/2008                16,568                         16,168
 4/1/2008                16,768                         16,444
 5/1/2008                17,091                         16,700
 6/1/2008                15,651                         15,157
 7/1/2008                14,823                         14,296
 8/1/2008                14,420                         13,906
 9/1/2008                11,911                         11,027
 0/1/2008                 8,732                          7,924
 1/1/2008                 8,052                          7,267
 2/1/2008                 8,892                          7,939
 1/1/2009                 7,882                          7,226
 2/1/2009                 7,202                          6,590
 3/1/2009                 7,725                          7,099
 4/1/2009                 8,990                          8,577
 5/1/2009                10,292                          9,857
 6/1/2009                10,166                          9,731
 7/1/2009                10,976                         10,604
 8/1/2009                11,896                         11,693
 9/1/2009                12,915                         12,813
 0/1/2009                12,555                         12,464
11/1/2009                12,936                         12,720
12/1/2009                12,896                         12,777
 1/1/2010                12,684                         12,607
 2/1/2010                12,416                         12,248
 3/1/2010                13,339                         13,242
 4/1/2010                13,213                         13,158
 5/1/2010                11,336                         11,122
 6/1/2010                11,265                         10,956
 7/1/2010                12,613                         12,269
 8/1/2010                12,038                         11,686
 9/1/2010                13,693                         13,489
 0/1/2010                14,484                         14,354
11/1/2010                13,361                         13,267
12/1/2010                15,094                         15,124
 1/1/2011                15,525                         15,466
 2/1/2011                15,793                         15,728
 3/1/2011                16,325                         16,259
 4/1/2011                17,430                         17,395
 5/1/2011                16,842                         16,731
 6/1/2011                16,300                         16,191
 7/1/2011                15,380                         15,209
 8/1/2011                13,801                         13,620
 9/1/2011                11,724                         11,574
10/1/2011                12,927                         12,842
11/1/2011                12,074                         11,838
12/1/2011                11,600                         11,436
 1/1/2012                12,705                         12,570
 2/1/2012                13,521                         13,535
 3/1/2012                13,546                         13,425
 4/1/2012                13,232                         13,201
 5/1/2012                11,425                         11,391
 6/1/2012                11,927                         11,952
 7/1/2012                11,807                         11,910
 8/1/2012                12,345                         12,429
 9/1/2012                12,998                         13,098
10/1/2012                13,223                         13,324
11/1/2012                13,401                         13,528
12/1/2012                14,211                         14,258
 1/1/2013                15,288                         15,419
 2/1/2013                15,137                         15,371
 3/1/2013                14,798                         14,976
 4/1/2013                15,408                         15,558
 5/1/2013                15,694                         15,911
 6/1/2013                15,177                         15,203
 7/1/2013                16,500                         16,586
 8/1/2013                16,522                         16,555
 9/1/2013                17,969                         17,970
10/1/2013                18,997                         19,052
11/1/2013                19,341                         19,391
12/1/2013                19,886                         19,894
 1/1/2014                19,763                         19,730
 2/1/2014                21,502                         21,454
 3/1/2014                21,613                         21,472
 4/1/2014                21,825                         21,562
 5/1/2014                21,914                         21,804
 6/1/2014                21,724                         21,591
 7/1/2014                20,456                         20,318
 8/1/2014                20,212                         20,154
 9/1/2014                19,135                         19,044
10/1/2014                18,569                         18,422
11/1/2014                19,015                         18,962
12/1/2014                18,412                         18,509
 1/1/2015                18,538                         18,552
 2/1/2015                19,818                         19,921
 3/1/2015                19,723                         19,719
 4/1/2015                20,779                         20,774
 5/1/2015                20,803                         20,637
 6/1/2015                20,369                         20,148
 7/1/2015                20,942                         20,896
 8/1/2015                20,160                         20,088
 9/1/2015                19,449                         19,409             Past performance is not predictive of
10/1/2015                20,391                         20,519             future performance.
                                                                           The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
          Average Annual        One         Five         Ten               would pay on fund distributions or the
          Total Return          Year        Years       Years              redemption of fund shares.
          ----------------------------------------------------------       MSCI data copyright MSCI 2015, all
                                9.81%       7.08%       7.38%              rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE CANADIAN SMALL COMPANY SERIES VS.
MSCI CANADA SMALL CAP INDEX (NET DIVIDENDS)
April 2, 2007-October 31, 2015

                                     [CHART]


                           The                     MSCI Canada Small Cap
                Canadian Small Company Series      Index (net dividends)
              --------------------------------   ------------------------
 4/1/2007                 $10,000                        $10,000
 4/1/2007                  10,710                         10,487
 5/1/2007                  11,420                         11,331
 6/1/2007                  11,370                         11,306
 7/1/2007                  11,300                         11,024
 8/1/2007                  10,560                         10,340
 9/1/2007                  11,730                         11,600
10/1/2007                  13,000                         12,852
11/1/2007                  11,020                         10,809
12/1/2007                  11,430                         11,109
 1/1/2008                  10,350                         10,107
 2/1/2008                  11,160                         11,071
 3/1/2008                  10,290                         10,199
 4/1/2008                  10,540                         10,555
 5/1/2008                  11,140                         11,104
 6/1/2008                  10,620                         10,725
 7/1/2008                   9,710                          9,775
 8/1/2008                   9,310                          9,530
 9/1/2008                   7,190                          7,506
10/1/2008                   4,800                          5,011
11/1/2008                   4,180                          4,560
12/1/2008                   4,500                          4,785
 1/1/2009                   4,530                          4,833
 2/1/2009                   4,120                          4,454
 3/1/2009                   4,380                          4,708
 4/1/2009                   5,300                          5,466
 5/1/2009                   6,340                          6,622
 6/1/2009                   5,950                          6,220
 7/1/2009                   6,700                          6,996
 8/1/2009                   6,920                          7,260
 9/1/2009                   7,910                          8,157
10/1/2009                   7,760                          8,211
11/1/2009                   8,420                          8,900
12/1/2009                   8,960                          9,423
 1/1/2010                   8,540                          9,031
 2/1/2010                   9,050                          9,632
 3/1/2010                   9,770                         10,454
 4/1/2010                  10,120                         10,890
 5/1/2010                   9,150                          9,929
 6/1/2010                   8,730                          9,464
 7/1/2010                   9,440                         10,234
 8/1/2010                   9,330                         10,202
 9/1/2010                  10,430                         11,319
10/1/2010                  11,110                         12,004
11/1/2010                  11,650                         12,509
12/1/2010                  12,840                         13,660
 1/1/2011                  12,780                         13,500
 2/1/2011                  13,660                         14,392
 3/1/2011                  13,680                         14,396
 4/1/2011                  13,940                         14,833
 5/1/2011                  13,360                         14,236
 6/1/2011                  12,620                         13,510
 7/1/2011                  12,810                         13,868
 8/1/2011                  11,840                         13,043
 9/1/2011                   9,600                         10,655
10/1/2011                  11,140                         12,174
11/1/2011                  10,750                         11,857
12/1/2011                  10,580                         11,613
 1/1/2012                  11,490                         12,564
 2/1/2012                  11,930                         13,014
 3/1/2012                  11,400                         12,326
 4/1/2012                  11,140                         12,227
 5/1/2012                   9,840                         10,801
 6/1/2012                   9,860                         10,768
 7/1/2012                  10,130                         11,140
 8/1/2012                  10,560                         11,603
 9/1/2012                  11,010                         12,189
10/1/2012                  10,860                         11,971
11/1/2012                  10,680                         11,703
12/1/2012                  10,930                         11,894
 1/1/2013                  11,250                         12,137
 2/1/2013                  10,700                         11,549
 3/1/2013                  11,010                         11,822
 4/1/2013                  10,650                         11,555
 5/1/2013                  10,480                         11,271
 6/1/2013                  10,050                         10,576
 7/1/2013                  10,790                         11,389
 8/1/2013                  10,690                         11,262
 9/1/2013                  11,170                         11,696
10/1/2013                  11,480                         11,959
11/1/2013                  11,330                         11,668
12/1/2013                  11,610                         11,958
 1/1/2014                  11,250                         11,555
 2/1/2014                  11,970                         12,358
 3/1/2014                  12,140                         12,468
 4/1/2014                  12,670                         12,944
 5/1/2014                  12,690                         12,956
 6/1/2014                  13,650                         14,057
 7/1/2014                  13,010                         13,443
 8/1/2014                  13,460                         13,905
 9/1/2014                  11,920                         12,434
10/1/2014                  11,040                         11,601
11/1/2014                  10,730                         11,276
12/1/2014                  10,480                         10,983
 1/1/2015                   9,420                          9,940
 2/1/2015                  10,000                         10,500
 3/1/2015                   9,550                         10,048
 4/1/2015                  10,600                         11,033
 5/1/2015                  10,230                         10,663
 6/1/2015                   9,810                         10,298
 7/1/2015                   8,610                          9,288
 8/1/2015                   8,370                          8,813             Past performance is not predictive of
 9/1/2015                   7,770                          8,286             future performance.
10/1/2015                   8,280                          8,732             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
         Average Annual        One         Five          Since               would pay on fund distributions or the
         Total Return          Year        Years       Inception             redemption of fund shares.
         -------------------------------------------------------------       MSCI data copyright MSCI 2015, all
                              -25.00%      -5.71%       -2.18%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                  [CHART]


                               The            MSCI Emerging Markets Index
                     Emerging Markets Series       (net dividends)
                     -----------------------  ---------------------------
10/1/2005                    $10,000                    $10,000
11/1/2005                     10,723                     10,827
12/1/2005                     11,345                     11,467
 1/1/2006                     12,432                     12,748
 2/1/2006                     12,397                     12,733
 3/1/2006                     12,565                     12,845
 4/1/2006                     13,320                     13,760
 5/1/2006                     11,784                     12,318
 6/1/2006                     11,771                     12,288
 7/1/2006                     11,988                     12,461
 8/1/2006                     12,366                     12,779
 9/1/2006                     12,539                     12,885
10/1/2006                     13,289                     13,497
11/1/2006                     14,141                     14,500
12/1/2006                     14,714                     15,153
 1/1/2007                     14,931                     14,993
 2/1/2007                     14,705                     14,904
 3/1/2007                     15,375                     15,496
 4/1/2007                     16,360                     16,231
 5/1/2007                     17,457                     17,019
 6/1/2007                     17,745                     17,816
 7/1/2007                     18,176                     18,756
 8/1/2007                     17,865                     18,358
 9/1/2007                     19,441                     20,385
10/1/2007                     21,576                     22,659
11/1/2007                     20,169                     21,052
12/1/2007                     20,098                     21,126
 1/1/2008                     18,349                     18,490
 2/1/2008                     18,935                     19,855
 3/1/2008                     18,349                     18,804
 4/1/2008                     19,663                     20,330
 5/1/2008                     19,778                     20,707
 6/1/2008                     17,750                     18,641
 7/1/2008                     17,519                     17,938
 8/1/2008                     16,480                     16,506
 9/1/2008                     14,190                     13,617
10/1/2008                     10,453                      9,890
11/1/2008                      9,507                      9,146
12/1/2008                     10,253                      9,859
 1/1/2009                      9,467                      9,222
 2/1/2009                      8,855                      8,702
 3/1/2009                     10,133                      9,953
 4/1/2009                     11,638                     11,609
 5/1/2009                     13,622                     13,593
 6/1/2009                     13,506                     13,409
 7/1/2009                     15,055                     14,917
 8/1/2009                     15,109                     14,864
 9/1/2009                     16,445                     16,213
10/1/2009                     16,103                     16,233
11/1/2009                     17,066                     16,930
12/1/2009                     17,683                     17,599
 1/1/2010                     16,720                     16,618
 2/1/2010                     16,924                     16,676
 3/1/2010                     18,344                     18,022
 4/1/2010                     18,455                     18,241
 5/1/2010                     16,742                     16,636
 6/1/2010                     16,769                     16,514
 7/1/2010                     18,247                     17,889
 8/1/2010                     17,825                     17,542
 9/1/2010                     19,854                     19,491
10/1/2010                     20,457                     20,057
11/1/2010                     20,000                     19,528
12/1/2010                     21,629                     20,921
 1/1/2011                     21,070                     20,354
 2/1/2011                     20,923                     20,164
 3/1/2011                     22,091                     21,349
 4/1/2011                     22,863                     22,012
 5/1/2011                     22,233                     21,434
 6/1/2011                     21,971                     21,104
 7/1/2011                     21,802                     21,011
 8/1/2011                     20,040                     19,133
 9/1/2011                     17,008                     16,344
10/1/2011                     19,139                     18,508
11/1/2011                     18,478                     17,275
12/1/2011                     17,941                     17,067
 1/1/2012                     19,862                     19,003
 2/1/2012                     20,941                     20,141
 3/1/2012                     20,399                     19,468
 4/1/2012                     20,036                     19,236
 5/1/2012                     17,878                     17,079
 6/1/2012                     18,766                     17,738
 7/1/2012                     18,917                     18,084
 8/1/2012                     19,046                     18,024
 9/1/2012                     20,111                     19,111
10/1/2012                     20,009                     18,995
11/1/2012                     20,271                     19,236
12/1/2012                     21,460                     20,177
 1/1/2013                     21,571                     20,455
 2/1/2013                     21,323                     20,198
 3/1/2013                     21,021                     19,850
 4/1/2013                     21,261                     20,000
 5/1/2013                     20,573                     19,487
 6/1/2013                     19,281                     18,246
 7/1/2013                     19,565                     18,437
 8/1/2013                     19,108                     18,120
 9/1/2013                     20,470                     19,298
10/1/2013                     21,407                     20,236
11/1/2013                     21,087                     19,940
12/1/2013                     20,874                     19,652
 1/1/2014                     19,427                     18,376
 2/1/2014                     20,133                     18,984
 3/1/2014                     20,843                     19,567
 4/1/2014                     20,968                     19,633
 5/1/2014                     21,682                     20,318
 6/1/2014                     22,286                     20,858
 7/1/2014                     22,552                     21,261
 8/1/2014                     23,258                     21,740
 9/1/2014                     21,549                     20,129
10/1/2014                     21,780                     20,366
11/1/2014                     21,571                     20,151
12/1/2014                     20,599                     19,222
 1/1/2015                     20,737                     19,337
 2/1/2015                     21,372                     19,936
 3/1/2015                     20,928                     19,652
 4/1/2015                     22,330                     21,164
 5/1/2015                     21,434                     20,316
 6/1/2015                     20,919                     19,789
 7/1/2015                     19,578                     18,417
 8/1/2015                     17,963                     16,751              Past performance is not predictive of
 9/1/2015                     17,483                     16,247              future performance.
10/1/2015                     18,544                     17,406              The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          Average Annual         One          Five          Ten              would pay on fund distributions or the
          Total Return           Year         Years        Years             redemption of fund shares.
          ------------------------------------------------------------       MSCI data copyright MSCI 2015, all
                                -14.86%       -1.94%       6.37%             rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE EMERGING MARKETS SMALL CAP SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                             CHART


             The Emerging Markets       MSCI Emerging Markets
               Small Cap Series         Index (net dividends)
             --------------------       ---------------------
10/1/2005          $10,000                     $10,000
11/1/2005           10,714                      10,827
12/1/2005           11,419                      11,467
 1/1/2006           12,529                      12,748
 2/1/2006           12,669                      12,733
 3/1/2006           12,898                      12,845
 4/1/2006           13,957                      13,760
 5/1/2006           12,492                      12,318
 6/1/2006           11,946                      12,288
 7/1/2006           12,221                      12,461
 8/1/2006           12,650                      12,779
 9/1/2006           13,010                      12,885
10/1/2006           13,994                      13,497
11/1/2006           15,058                      14,500
12/1/2006           15,754                      15,153
 1/1/2007           16,066                      14,993
 2/1/2007           16,202                      14,904
 3/1/2007           16,934                      15,496
 4/1/2007           18,231                      16,231
 5/1/2007           19,687                      17,019
 6/1/2007           20,280                      17,816
 7/1/2007           21,274                      18,756
 8/1/2007           20,397                      18,358
 9/1/2007           21,801                      20,385
10/1/2007           23,453                      22,659
11/1/2007           21,582                      21,052
12/1/2007           21,834                      21,126
 1/1/2008           19,216                      18,490
 2/1/2008           19,771                      19,855
 3/1/2008           18,852                      18,804
 4/1/2008           20,000                      20,330
 5/1/2008           19,888                      20,707
 6/1/2008           17,597                      18,641
 7/1/2008           17,331                      17,938
 8/1/2008           16,286                      16,506
 9/1/2008           13,355                      13,617
10/1/2008            9,309                       9,890
11/1/2008            8,745                       9,146
12/1/2008            9,986                       9,859
 1/1/2009            9,225                       9,222
 2/1/2009            8,661                       8,702
 3/1/2009            9,855                       9,953
 4/1/2009           11,853                      11,609
 5/1/2009           14,545                      13,593
 6/1/2009           14,475                      13,409
 7/1/2009           16,328                      14,917
 8/1/2009           16,524                      14,864
 9/1/2009           17,905                      16,213
10/1/2009           17,891                      16,233
11/1/2009           18,955                      16,930
12/1/2009           20,000                      17,599
 1/1/2010           19,123                      16,618
 2/1/2010           19,454                      16,676
 3/1/2010           21,120                      18,022
 4/1/2010           21,470                      18,241
 5/1/2010           19,319                      16,636
 6/1/2010           19,837                      16,514
 7/1/2010           21,666                      17,889
 8/1/2010           21,773                      17,542
 9/1/2010           24,424                      19,491
10/1/2010           25,399                      20,057
11/1/2010           24,722                      19,528
12/1/2010           26,146                      20,921
 1/1/2011           25,049                      20,354
 2/1/2011           24,321                      20,164
 3/1/2011           25,679                      21,349
 4/1/2011           27,037                      22,012
 5/1/2011           26,435                      21,434
 6/1/2011           26,430                      21,104
 7/1/2011           26,734                      21,011
 8/1/2011           24,204                      19,133
 9/1/2011           19,907                      16,344
10/1/2011           22,114                      18,508
11/1/2011           21,045                      17,275
12/1/2011           20,485                      17,067
 1/1/2012           22,804                      19,003
 2/1/2012           24,676                      20,141
 3/1/2012           24,050                      19,468
 4/1/2012           23,476                      19,236
 5/1/2012           21,339                      17,079
 6/1/2012           22,156                      17,738
 7/1/2012           21,895                      18,084
 8/1/2012           22,469                      18,024
 9/1/2012           23,784                      19,111
10/1/2012           23,705                      18,995
11/1/2012           24,125                      19,236
12/1/2012           25,618                      20,177
 1/1/2013           26,099                      20,455
 2/1/2013           26,374                      20,198
 3/1/2013           26,262                      19,850
 4/1/2013           26,799                      20,000
 5/1/2013           26,430                      19,487
 6/1/2013           24,144                      18,246
 7/1/2013           24,265                      18,437
 8/1/2013           23,262                      18,120
 9/1/2013           24,970                      19,298
10/1/2013           25,936                      20,236
11/1/2013           25,576                      19,940
12/1/2013           25,376                      19,652
 1/1/2014           24,298                      18,376
 2/1/2014           25,390                      18,984
 3/1/2014           26,267                      19,567
 4/1/2014           26,486                      19,633
 5/1/2014           27,396                      20,318
 6/1/2014           28,115                      20,858
 7/1/2014           28,185                      21,261
 8/1/2014           29,062                      21,740
 9/1/2014           27,629                      20,129
10/1/2014           27,387                      20,366
11/1/2014           27,088                      20,151
12/1/2014           26,262                      19,222
 1/1/2015           26,692                      19,337
 2/1/2015           27,382                      19,936
 3/1/2015           27,182                      19,652
 4/1/2015           29,123                      21,164
 5/1/2015           28,731                      20,316
 6/1/2015           27,755                      19,789
 7/1/2015           26,062                      18,417
 8/1/2015           23,518                      16,751           Past performance is not predictive of
 9/1/2015           23,486                      16,247           future performance.
10/1/2015           24,806                      17,406           The returns shown do not reflect the
                                                                 deduction of taxes that a shareholder
        Average Annual       One       Five        Ten           would pay on fund distributions or the
        Total Return         Year      Years      Years          redemption of fund shares.
        ----------------------------------------------------     MSCI data copyright MSCI 2015, all
                            -9.42%     -0.47%     9.51%          rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 U.S. Equity Market Review                   12 Months Ended October 31, 2015

   U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.5%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

              Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

              Russell 3000(R) Index ....................... 4.49%
              Russell Microcap(R) Index (micro-cap stocks). 0.82%
              Russell 2000(R) Index (small-cap stocks) .... 0.34%
              Russell 1000(R) Index (large-cap stocks) .... 4.86%
              Dow Jones U.S. Select REIT Index/SM/......... 6.87%

   Growth stocks outperformed value stocks as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

         Russell 2000(R) Value Index (small-cap value stocks)... -2.88%
         Russell 2000(R) Growth Index (small-cap growth stocks).  3.52%
         Russell 1000(R) Value Index (large-cap value stocks)...  0.53%
         Russell 1000(R) Growth Index (large-cap growth stocks).  9.18%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2015, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the period were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small-cap, and/or micro-cap companies relative to widely used benchmarks.

Domestic Equity Series' Performance Overview

The U.S. Large Cap Value Series

   The U.S. Large Cap Value Series is designed to capture the returns of U.S. large-cap value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Series held approximately 300 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2015, total returns were 1.32% for the Series and 0.53% for the Russell 1000(R) Value Index. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Series had a smaller allocation than the Index to the largest market cap stocks and a greater allocation to the remainder of the eligible large-cap universe, which benefited the Portfolio's relative performance as the largest market cap value stocks underperformed.

 International Equity Market Review          12 Months Ended October 31, 2015

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks and growth stocks had positive returns while large-cap stocks and value stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------
                                              Return in U.S. Dollars
                                              ----------------------
           MSCI World ex USA Index...........         -1.81%
           MSCI World ex USA Small Cap Index.          4.66%
           MSCI World ex USA Value Index.....         -5.92%
           MSCI World ex USA Growth Index....          2.33%

   During the period, the U.S. dollar (USD) appreciated against most developed markets currencies, decreasing USD-denominated returns in developed markets.

                           12 Months Ended October 31, 2015
                            --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Return Return in U.S. Dollars
---------------------------------------------------  ------------ ----------------------
                  United Kingdom....................     0.01%            -3.45%
                  Japan.............................    17.41%             9.07%
                  Canada............................    -5.27%           -18.37%
                  France............................    18.69%             4.64%
                  Switzerland.......................     3.70%             1.25%
                  Germany...........................    16.20%             2.45%
                  Australia.........................    -2.25%           -20.66%
                  Spain.............................     0.50%           -11.40%
                  Hong Kong.........................    -1.73%            -1.67%
                  Sweden............................     9.47%            -4.59%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

   Emerging markets had weaker performance over the period than non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------
                                                Return in U.S. Dollars
                                                ----------------------
         MSCI Emerging Markets Index...........        -14.53%
         MSCI Emerging Markets Small Cap Index.         -8.61%
         MSCI Emerging Markets Value Index.....        -17.62%
         MSCI Emerging Markets Growth Index....        -11.50%

   During the period, the U.S. dollar (USD) appreciated against most emerging markets currencies, decreasing USD-denominated returns in emerging markets.

                      12 Months Ended October 31, 2015
                       --------------------------------

Ten Largest Emerging Markets by Market Cap  Local Return Return in U.S. Dollars
------------------------------------------  ------------ ----------------------
              China........................    -0.76%            -0.70%
              Korea........................    -0.03%            -6.28%
              Taiwan.......................    -2.50%            -8.65%
              India........................    -2.15%            -8.06%
              South Africa.................     7.82%           -13.73%
              Brazil.......................   -15.36%           -45.97%
              Mexico.......................     0.26%           -18.22%
              Russia.......................     8.87%           -20.92%
              Malaysia.....................    -8.60%           -30.02%
              Indonesia....................   -12.35%           -22.61%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

International Equity Series' Performance Overview

The DFA International Value Series

   The DFA International Value Series is designed to capture the returns of international large company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Series held approximately 520 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2015, total returns were -5.35% for the Series and -1.81% for the MSCI World ex USA Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad trends in international equity markets rather than the behavior of a limited number of stocks. The Series had significantly greater exposure than the Index to value stocks. Value stocks generally underperformed during the period, which detracted from the Series' relative performance. Differences in the valuation timing and methodology between the Series and the Index generally detracted from the Series' relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The Japanese Small Company Series

   The Japanese Small Company Series is designed to capture the returns of Japanese small company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Series held approximately 1,440 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2015, total returns were 9.04% for the Series and 12.83% for the MSCI Japan Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the Japanese equity market, rather than the behavior of a limited number of stocks. The Series had a greater allocation than the Index to micro-cap securities, and micro-cap securities underperformed relative to other small-caps, which detracted from the Series' relative performance. The Series' underperformance was partially offset by the exclusion of real estate investment trusts (REITs), which underperformed the overall Index. The Series' relative performance also benefited from the exclusion of small- and micro-cap securities with both high relative prices and low profitability as these securities underperformed. Differences in the valuation timing and methodology between the Series and the Index detracted from the Series' relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The Asia Pacific Small Company Series

   The Asia Pacific Small Company Series is designed to capture the returns of small-cap stocks in Australia, Hong Kong, New Zealand, and Singapore. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Series held approximately 830 securities across the eligible countries. Country allocations generally reflect the approximate weights of individual securities within a universe of these countries' stocks constructed by the Advisor. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2015, total returns were -11.83% for the Series and -14.67% for the MSCI Pacific ex Japan Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad trends in Asia Pacific equity markets rather than the behavior of a limited number of stocks. The Series' exclusion of small low profitability securities benefited relative performance as these securities underperformed. The Series' holdings in Hong Kong, particularly in micro-caps, outperformed those in the Index and benefited the Series' relative performance.

The United Kingdom Small Company Series

   The United Kingdom Small Company Series is designed to capture the returns of U.K. small-cap stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Series held approximately 320 securities. In general, cash exposure was low throughout the year, with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2015, total returns were 9.95% for the Series and 12.42% for the MSCI UK Small Cap Index (net dividends). As a result of the Series diversified investment approach, performance was determined principally by broad trends in the U.K. equity market, rather than the behavior of a limited number of stocks. The Series' exclusion of real estate investment trusts (REITs) detracted from the Series' relative performance as REITs in the United Kingdom generally outperformed other sectors during the period. Due to differences in methodology, the Series may hold names that are larger in size than those included in the Index, resulting in differences in sector weights. During the period, these differences in sector weights contributed to the Series' relative underperformance. For instance, the Series had a lower allocation to financials, which outperformed and detracted from the Series' relative performance, and a higher allocation to industrials, which underperformed and detracted from the Series' relative performance. The Series' underperformance was partially offset by the exclusion of small- and micro-cap securities with high relative prices and low profitability, as these securities underperformed during the period. Differences in the valuation timing and methodology between the Series and the Index detracted from the Series' relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The Continental Small Company Series

   The Continental Small Company Series is designed to capture the returns of small-cap stocks in the developed markets of Europe (excluding the U.K.) and Israel, by purchasing shares in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Series held approximately 1,160 securities in 15 eligible developed continental European countries and Israel. Country allocations generally reflect the approximate weights of individual securities within a universe of continental European and Israeli small-cap stocks constructed by the Advisor. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2015, total returns were 9.81% for the Series and 11.38% for the MSCI Europe ex UK Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the continental European (excluding the U.K.) and Israeli equity markets, rather than the behavior of a limited number of stocks. Due to differences in methodology, the Series may hold names that are larger in size than those included in the Index, resulting in differences in individual holdings. Within the financial sector, these holding differences detracted from the Series' relative performance as the Series' financial holdings underperformed the Index's financial holdings. Differences in the valuation timing and methodology between the Series and the Index detracted from the Series' relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The Canadian Small Company Series

   The Canadian Small Company Series is designed to capture the returns of Canadian small-cap stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Series held approximately 320 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2015, total returns were -25.00% for the Series and -24.73% for the MSCI Canada Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the Canadian equity market. The Series had a greater allocation to micro-cap securities than the Index, which detracted from the Series relative performance as micro-caps underperformed other small-cap securities. The Series held a higher weighting in energy companies, which underperformed, detracting from the Series' relative performance. The Series' exclusion of real estate investment trusts (REITs) also detracted from the Series' relative performance as REITs outperformed the Index total return. The Series' underperformance was partially offset by the exclusion of small low profitability growth securities, which underperformed during the period.

The Emerging Markets Series

   The Emerging Markets Series is designed to capture the returns of large-cap stocks in selected emerging markets countries. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Series held approximately 1,100 securities across 21 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2015, total returns were -14.86% for the Series and -14.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Series' diversified approach, performance was generally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Series' relative underperformance was driven primarily by country allocation differences between the Series and the Index. The Series' lower allocation to China, which outperformed most other emerging markets during the period, detracted from the Series' relative performance. This was partially offset by the Series' greater allocation to Taiwan, which also generally outperformed.

The Emerging Markets Small Cap Series

   The Emerging Markets Small Cap Series is designed to capture the returns of small-cap stocks in selected emerging markets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Series held approximately 3,300 securities across 17 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2015, total returns were -9.42% for the Series and -14.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Series' diversified approach, performance was principally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Series focuses on small-cap stocks while the Index primarily holds large-cap and mid-cap stocks. Emerging markets small-cap stocks outperformed emerging markets large-caps and mid-caps over the period, and the Series' greater exposure to small-caps benefited the Series' relative performance.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                            Six Months Ended October 31, 2015
  EXPENSE TABLES
                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      05/01/15  10/31/15    Ratio*   Period*
                                      --------- --------- ---------- --------
  The U.S. Large Cap Value Series
  -------------------------------
  Actual Fund Return................. $1,000.00 $  975.90    0.11%    $0.55
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.65    0.11%    $0.56

  The DFA International Value Series
  ----------------------------------
  Actual Fund Return................. $1,000.00 $  893.80    0.22%    $1.05
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.10    0.22%    $1.12

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         05/01/15  10/31/15    Ratio*   Period*
                                         --------- --------- ---------- --------
The Japanese Small Company Series
---------------------------------
Actual Fund Return...................... $1,000.00 $1,014.10    0.12%    $0.61
Hypothetical 5% Annual Return........... $1,000.00 $1,024.60    0.12%    $0.61

The Asia Pacific Small Company Series
-------------------------------------
Actual Fund Return...................... $1,000.00 $  865.80    0.13%    $0.61
Hypothetical 5% Annual Return........... $1,000.00 $1,024.55    0.13%    $0.66

The United Kingdom Small Company Series
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,011.20    0.11%    $0.56
Hypothetical 5% Annual Return........... $1,000.00 $1,024.65    0.11%    $0.56

The Continental Small Company Series
------------------------------------
Actual Fund Return...................... $1,000.00 $  981.30    0.13%    $0.65
Hypothetical 5% Annual Return........... $1,000.00 $1,024.55    0.13%    $0.66

The Canadian Small Company Series
---------------------------------
Actual Fund Return...................... $1,000.00 $  781.10    0.12%    $0.54
Hypothetical 5% Annual Return........... $1,000.00 $1,024.60    0.12%    $0.61

The Emerging Markets Series
---------------------------
Actual Fund Return...................... $1,000.00 $  830.50    0.16%    $0.74
Hypothetical 5% Annual Return........... $1,000.00 $1,024.40    0.16%    $0.82

The Emerging Markets Small Cap Series
-------------------------------------
Actual Fund Return...................... $1,000.00 $  851.80    0.26%    $1.21
Hypothetical 5% Annual Return........... $1,000.00 $1,023.89    0.26%    $1.33

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 29, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

          The U.S. Large Cap Value Series
Consumer Discretionary.......................  14.0%
Consumer Staples.............................   5.2%
Energy.......................................  16.1%
Financials...................................  21.5%
Health Care..................................  11.8%
Industrials..................................  12.3%
Information Technology.......................  10.8%
Materials....................................   3.3%
Other........................................    --
Telecommunication Services...................   4.7%
Utilities....................................   0.3%
                                              -----
                                              100.0%

        The DFA International Value Series
Consumer Discretionary.......................  12.4%
Consumer Staples.............................   3.7%
Energy.......................................  14.4%
Financials...................................  34.7%
Health Care..................................   0.9%
Industrials..................................  10.4%
Information Technology.......................   3.3%
Materials....................................  11.8%
Other........................................    --
Telecommunication Services...................   5.9%
Utilities....................................   2.5%
                                              -----
                                              100.0%

         The Japanese Small Company Series
Consumer Discretionary.......................  20.3%
Consumer Staples.............................   9.2%
Energy.......................................   1.0%
Financials...................................  12.1%
Health Care..................................   4.9%
Industrials..................................  28.7%
Information Technology.......................  11.4%
Materials....................................  11.7%
Telecommunication Services...................   0.1%
Utilities....................................   0.6%
                                              -----
                                              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


       The Asia Pacific Small Company Series
Consumer Discretionary.......................  28.7%
Consumer Staples.............................   5.5%
Energy.......................................   2.8%
Financials...................................  16.1%
Health Care..................................   7.6%
Industrials..................................  16.6%
Information Technology.......................   5.3%
Materials....................................  11.1%
Other........................................    --
Telecommunication Services...................   3.3%
Utilities....................................   3.0%
                                              -----
                                              100.0%

      The United Kingdom Small Company Series
Consumer Discretionary.......................  28.0%
Consumer Staples.............................   5.4%
Energy.......................................   4.1%
Financials...................................  15.6%
Health Care..................................   2.9%
Industrials..................................  24.0%
Information Technology.......................   8.5%
Materials....................................   7.6%
Other........................................    --
Telecommunication Services...................   2.1%
Utilities....................................   1.8%
                                              -----
                                              100.0%

       The Continental Small Company Series
Consumer Discretionary.......................  14.0%
Consumer Staples.............................   6.1%
Energy.......................................   3.0%
Financials...................................  17.6%
Health Care..................................   9.8%
Industrials..................................  27.0%
Information Technology.......................   8.8%
Materials....................................   9.4%
Other........................................    --
Telecommunication Services...................   2.0%
Utilities....................................   2.3%
                                              -----
                                              100.0%

         The Canadian Small Company Series
Consumer Discretionary.......................  12.2%
Consumer Staples.............................   4.6%
Energy.......................................  20.6%
Financials...................................   9.2%
Health Care..................................   1.6%
Industrials..................................  14.9%
Information Technology.......................   5.5%
Materials....................................  23.3%
Telecommunication Services...................   0.6%
Utilities....................................   7.5%
                                              -----
                                              100.0%

            The Emerging Markets Series
Consumer Discretionary.......................  10.0%
Consumer Staples.............................   9.5%
Energy.......................................   6.6%
Financials...................................  26.3%
Health Care..................................   3.2%
Industrials..................................   8.1%
Information Technology.......................  18.6%
Materials....................................   7.6%
Other........................................    --
Telecommunication Services...................   6.7%
Utilities....................................   3.4%
                                              -----
                                              100.0%

       The Emerging Markets Small Cap Series
Consumer Discretionary.......................  16.3%
Consumer Staples.............................   9.7%
Energy.......................................   1.9%
Financials...................................  15.8%
Health Care..................................   6.4%
Industrials..................................  16.5%
Information Technology.......................  14.8%
Materials....................................  12.9%
Other........................................    --
Real Estate Investment Trusts................    --
Telecommunication Services...................   1.1%
Utilities....................................   4.6%
                                              -----
                                              100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                               Percentage
                                                     Shares       Value+     of Net Assets**
                                                     ------       ------     ---------------
COMMON STOCKS -- (95.4%)
Consumer Discretionary -- (13.3%)
    Comcast Corp. Class A.........................  9,482,510 $  593,794,776            3.1%
#   Comcast Corp. Special Class A.................  2,635,567    165,276,407            0.9%
    Ford Motor Co................................. 14,411,800    213,438,758            1.1%
    General Motors Co.............................  5,492,031    191,726,802            1.0%
    Time Warner Cable, Inc........................  1,876,119    355,336,939            1.9%
    Time Warner, Inc..............................  4,297,753    323,792,711            1.7%
    Other Securities..............................               819,458,486            4.2%
                                                              --------------           -----
Total Consumer Discretionary......................             2,662,824,879           13.9%
                                                              --------------           -----
Consumer Staples -- (5.0%)
    Archer-Daniels-Midland Co.....................  2,748,548    125,498,702            0.7%
    CVS Health Corp...............................  3,364,257    332,321,306            1.7%
    Mondelez International, Inc. Class A..........  3,818,531    176,263,391            0.9%
    Other Securities..............................               364,331,183            1.9%
                                                              --------------           -----
Total Consumer Staples............................               998,414,582            5.2%
                                                              --------------           -----
Energy -- (15.3%)
    Anadarko Petroleum Corp.......................  2,015,789    134,815,968            0.7%
    Chevron Corp..................................  6,389,725    580,698,208            3.0%
    ConocoPhillips................................  6,174,431    329,405,894            1.7%
    Exxon Mobil Corp..............................  7,571,926    626,501,157            3.3%
    Marathon Petroleum Corp.......................  2,604,266    134,900,979            0.7%
    Occidental Petroleum Corp.....................  2,051,160    152,893,466            0.8%
    Phillips 66...................................  2,055,820    183,070,771            1.0%
    Valero Energy Corp............................  2,806,975    185,035,792            1.0%
    Other Securities..............................               737,288,899            3.9%
                                                              --------------           -----
Total Energy......................................             3,064,611,134           16.1%
                                                              --------------           -----
Financials -- (20.5%)
    American International Group, Inc.............  3,536,873    223,035,211            1.2%
    Bank of America Corp.......................... 15,546,531    260,870,790            1.4%
    Bank of New York Mellon Corp. (The)...........  2,959,920    123,280,668            0.7%
    Capital One Financial Corp....................  2,074,942    163,712,924            0.9%
    Citigroup, Inc................................  4,980,715    264,824,617            1.4%
    Goldman Sachs Group, Inc. (The)...............  1,523,888    285,729,000            1.5%
    Hartford Financial Services Group, Inc. (The).  2,644,794    122,348,170            0.6%
    JPMorgan Chase & Co........................... 10,421,544    669,584,202            3.5%
    MetLife, Inc..................................  2,189,692    110,316,683            0.6%
    Morgan Stanley................................  3,524,427    116,200,358            0.6%
    PNC Financial Services Group, Inc. (The)......  1,273,146    114,914,158            0.6%
    Travelers Cos., Inc. (The)....................  1,130,153    127,582,972            0.7%
    Wells Fargo & Co..............................  2,083,146    112,781,524            0.6%
    Other Securities..............................             1,406,483,007            7.2%
                                                              --------------           -----
Total Financials..................................             4,101,664,284           21.5%
                                                              --------------           -----
Health Care -- (11.3%)
    Aetna, Inc....................................  2,009,110    230,605,646            1.2%
*   Allergan P.L.C................................    496,938    153,290,465            0.8%
#   Anthem, Inc...................................  1,532,858    213,297,191            1.1%
#*  Express Scripts Holding Co....................  2,842,416    245,527,894            1.3%
    Humana, Inc...................................    707,042    126,298,912            0.7%
    Pfizer, Inc................................... 21,021,501    710,947,164            3.7%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                       Percentage
                                                            Shares       Value+      of Net Assets**
                                                            ------       ------      ---------------
Health Care -- (Continued)
      Thermo Fisher Scientific, Inc......................  1,268,522 $   165,897,307            0.9%
      Other Securities...................................                411,377,957            2.1%
                                                                     ---------------          ------
Total Health Care........................................              2,257,242,536           11.8%
                                                                     ---------------          ------
Industrials -- (11.8%)
      CSX Corp...........................................  5,382,618     145,276,860            0.8%
      FedEx Corp.........................................    843,839     131,681,076            0.7%
      General Electric Co................................ 19,532,516     564,880,363            3.0%
      Norfolk Southern Corp..............................  1,598,000     127,887,940            0.7%
      Southwest Airlines Co..............................  3,733,160     172,807,976            0.9%
      Stanley Black & Decker, Inc........................  1,095,910     116,144,542            0.6%
      Union Pacific Corp.................................  1,819,501     162,572,414            0.9%
      Other Securities...................................                931,311,189            4.7%
                                                                     ---------------          ------
Total Industrials........................................              2,352,562,360           12.3%
                                                                     ---------------          ------
Information Technology -- (10.3%)
      Cisco Systems, Inc................................. 13,742,784     396,479,319            2.1%
      EMC Corp...........................................  6,310,731     165,467,367            0.9%
      Fidelity National Information Services, Inc........  1,504,505     109,708,505            0.6%
      Hewlett-Packard Co.................................  9,619,949     259,353,825            1.4%
      Intel Corp......................................... 11,297,597     382,536,635            2.0%
      Other Securities...................................                753,326,604            3.8%
                                                                     ---------------          ------
Total Information Technology.............................              2,066,872,255           10.8%
                                                                     ---------------          ------
Materials -- (3.2%)
      Other Securities...................................                631,231,680            3.3%
                                                                     ---------------          ------
Telecommunication Services -- (4.4%)
      AT&T, Inc.......................................... 21,699,651     727,155,305            3.8%
      Other Securities...................................                163,622,086            0.9%
                                                                     ---------------          ------
Total Telecommunication Services.........................                890,777,391            4.7%
                                                                     ---------------          ------
Utilities -- (0.3%)
      Other Securities...................................                 56,891,951            0.3%
                                                                     ---------------          ------
TOTAL COMMON STOCKS......................................             19,083,093,052           99.9%
                                                                     ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                    208,567            0.0%
                                                                     ---------------          ------
TOTAL INVESTMENT SECURITIES..............................             19,083,301,619
                                                                     ---------------

TEMPORARY CASH INVESTMENTS -- (0.0%)
      State Street Institutional Liquid Reserves, 0.140%.  9,754,555       9,754,555            0.1%
                                                                     ---------------          ------

SECURITIES LENDING COLLATERAL -- (4.6%)
(S)@  DFA Short Term Investment Fund..................... 79,199,929     916,343,183            4.8%
                                                                     ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $14,362,076,197)...............................              $20,009,399,357          104.8%
                                                                     ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------- ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 2,662,824,879           --   --    $ 2,662,824,879
  Consumer Staples............     998,414,582           --   --        998,414,582
  Energy......................   3,064,611,134           --   --      3,064,611,134
  Financials..................   4,101,664,284           --   --      4,101,664,284
  Health Care.................   2,257,242,536           --   --      2,257,242,536
  Industrials.................   2,352,562,360           --   --      2,352,562,360
  Information Technology......   2,066,872,255           --   --      2,066,872,255
  Materials...................     631,231,680           --   --        631,231,680
  Telecommunication Services..     890,777,391           --   --        890,777,391
  Utilities...................      56,891,951           --   --         56,891,951
Rights/Warrants...............              -- $    208,567   --            208,567
Temporary Cash Investments....       9,754,555           --   --          9,754,555
Securities Lending Collateral.              --  916,343,183   --        916,343,183
                               --------------- ------------   --    ---------------
TOTAL......................... $19,092,847,607 $916,551,750   --    $20,009,399,357
                               =============== ============   ==    ===============


                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                         ------     -------    ---------------
  COMMON STOCKS -- (94.9%)
  AUSTRALIA -- (5.6%)
      BHP Billiton, Ltd................ 5,172,675 $ 84,835,680            0.9%
      BHP Billiton, Ltd. Sponsored ADR. 1,465,288   48,193,322            0.5%
      Macquarie Group, Ltd.............   982,233   59,473,059            0.6%
      Other Securities.................            344,551,404            3.8%
                                                  ------------            ----
  TOTAL AUSTRALIA......................            537,053,465            5.8%
                                                  ------------            ----

  AUSTRIA -- (0.1%)
      Other Securities.................             10,400,098            0.1%
                                                  ------------            ----

  BELGIUM -- (1.3%)
      Other Securities.................            124,483,972            1.3%
                                                  ------------            ----

  CANADA -- (7.4%)
      Bank of Montreal................. 1,105,966   64,245,565            0.7%
      Manulife Financial Corp.......... 3,287,435   54,505,652            0.6%
      Suncor Energy, Inc............... 3,750,370  111,599,034            1.2%
      Other Securities.................            479,872,309            5.2%
                                                  ------------            ----
  TOTAL CANADA.........................            710,222,560            7.7%
                                                  ------------            ----

  DENMARK -- (1.6%)
      Other Securities.................            153,265,271            1.7%
                                                  ------------            ----

  FINLAND -- (0.6%)
      Other Securities.................             60,810,526            0.7%
                                                  ------------            ----

  FRANCE -- (9.3%)
      AXA SA........................... 4,004,754  106,879,326            1.2%
      BNP Paribas SA................... 1,005,680   60,941,389            0.7%
  #   Cie de Saint-Gobain.............. 1,789,605   74,914,737            0.8%
      Engie SA......................... 3,247,971   56,842,074            0.6%
      Orange SA........................ 4,969,645   87,623,255            0.9%
      Renault SA.......................   759,515   71,564,612            0.8%
      Societe Generale SA.............. 1,935,625   89,896,621            1.0%
  #   Total SA......................... 3,202,849  154,885,992            1.7%
      Other Securities.................            191,929,736            2.0%
                                                  ------------            ----
  TOTAL FRANCE.........................            895,477,742            9.7%
                                                  ------------            ----

  GERMANY -- (7.3%)
      Allianz SE.......................   730,758  127,932,134            1.4%
      Allianz SE Sponsored ADR......... 2,811,910   49,349,021            0.5%
      Bayerische Motoren Werke AG......   836,920   85,724,339            0.9%
      Daimler AG....................... 2,214,556  192,032,407            2.1%
      Other Securities.................            250,012,427            2.7%
                                                  ------------            ----
  TOTAL GERMANY........................            705,050,328            7.6%
                                                  ------------            ----

  HONG KONG -- (2.2%)
      Other Securities.................            213,300,423            2.3%
                                                  ------------            ----

  IRELAND -- (0.3%)
      Other Securities.................             25,921,424            0.3%
                                                  ------------            ----

  ISRAEL -- (0.4%)
      Other Securities.................             35,459,088            0.4%
                                                  ------------            ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                         Percentage
                                               Shares      Value++     of Net Assets**
                                               ------      -------     ---------------
ITALY -- (1.8%)
    UniCredit SpA........................... 10,827,146 $   69,911,588            0.7%
    Other Securities........................               104,201,022            1.2%
                                                        --------------           -----
TOTAL ITALY.................................               174,112,610            1.9%
                                                        --------------           -----

JAPAN -- (21.4%)
    Hitachi, Ltd............................  7,531,000     43,444,754            0.5%
    Honda Motor Co., Ltd....................  3,334,800    110,316,638            1.2%
    ITOCHU Corp.............................  3,608,800     45,156,836            0.5%
    Mitsubishi UFJ Financial Group, Inc..... 21,459,506    138,789,997            1.5%
    Mizuho Financial Group, Inc............. 51,633,200    106,356,355            1.2%
    Nissan Motor Co., Ltd...................  5,844,900     60,589,514            0.7%
#   Sumitomo Mitsui Financial Group, Inc....  2,728,500    108,849,809            1.2%
    Other Securities........................             1,441,016,272           15.5%
                                                        --------------           -----
TOTAL JAPAN.................................             2,054,520,175           22.3%
                                                        --------------           -----

NETHERLANDS -- (2.8%)
    ING Groep NV............................  6,261,830     91,466,780            1.0%
    Koninklijke Philips NV..................  1,816,357     48,966,694            0.5%
    Other Securities........................               128,818,636            1.4%
                                                        --------------           -----
TOTAL NETHERLANDS...........................               269,252,110            2.9%
                                                        --------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities........................                 6,670,339            0.1%
                                                        --------------           -----

NORWAY -- (0.6%)
    Other Securities........................                61,668,622            0.7%
                                                        --------------           -----

PORTUGAL -- (0.0%)
    Other Securities........................                 4,300,068            0.0%
                                                        --------------           -----

SINGAPORE -- (1.0%)
    Other Securities........................                91,074,356            1.0%
                                                        --------------           -----

SPAIN -- (2.9%)
    Banco Santander SA...................... 19,371,024    108,210,378            1.2%
    Iberdrola SA............................ 14,302,198    101,990,959            1.1%
    Other Securities........................                70,374,756            0.7%
                                                        --------------           -----
TOTAL SPAIN.................................               280,576,093            3.0%
                                                        --------------           -----

SWEDEN -- (3.0%)
    Svenska Cellulosa AB SCA Class B........  2,234,256     65,807,693            0.7%
    Telefonaktiebolaget LM Ericsson Class B.  4,879,427     47,489,038            0.5%
    Other Securities........................               174,423,981            1.9%
                                                        --------------           -----
TOTAL SWEDEN................................               287,720,712            3.1%
                                                        --------------           -----

SWITZERLAND -- (8.5%)
    ABB, Ltd................................  4,761,575     89,830,421            1.0%
    Adecco SA...............................    640,328     47,598,969            0.5%
    Cie Financiere Richemont SA.............    928,099     79,582,225            0.9%
    LafargeHolcim, Ltd......................    932,270     52,500,549            0.6%
    Swiss Re AG.............................  1,037,390     96,301,702            1.0%
    UBS Group AG............................  2,463,478     49,201,633            0.5%
    Zurich Insurance Group AG...............    343,651     90,689,469            1.0%
    Other Securities........................               316,311,917            3.4%
                                                        --------------           -----
TOTAL SWITZERLAND...........................               822,016,885            8.9%
                                                        --------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                  Percentage
                                                        Shares      Value++     of Net Assets**
                                                        ------      -------     ---------------
UNITED KINGDOM -- (16.7%)
      Barclays P.L.C. Sponsored ADR..................  5,103,338 $   72,620,500            0.8%
      BP P.L.C. Sponsored ADR........................  8,753,160    312,487,811            3.4%
      HSBC Holdings P.L.C............................ 20,428,278    159,605,431            1.7%
#     HSBC Holdings P.L.C. Sponsored ADR.............  2,554,625     99,809,198            1.1%
      Royal Dutch Shell P.L.C. Class A...............  1,867,596     48,757,978            0.5%
      Royal Dutch Shell P.L.C. Sponsored ADR Class A.  1,338,497     70,217,553            0.8%
#     Royal Dutch Shell P.L.C. Sponsored ADR Class B.  3,323,210    175,099,935            1.9%
      Standard Chartered P.L.C.......................  4,035,713     44,798,973            0.5%
      Vodafone Group P.L.C........................... 58,351,986    192,032,427            2.1%
      Vodafone Group P.L.C. Sponsored ADR............  4,011,201    132,249,306            1.4%
      Other Securities...............................               295,091,397            3.2%
                                                                 --------------          ------
TOTAL UNITED KINGDOM.................................             1,602,770,509           17.4%
                                                                 --------------          ------
TOTAL COMMON STOCKS..................................             9,126,127,376           98.9%
                                                                 --------------          ------

PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
      Volkswagen AG..................................    396,506     47,594,617            0.5%
      Other Securities...............................                13,660,500            0.2%
                                                                 --------------          ------
TOTAL GERMANY........................................                61,255,117            0.7%
                                                                 --------------          ------
TOTAL PREFERRED STOCKS...............................                61,255,117            0.7%
                                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities...............................                        --            0.0%
                                                                 --------------          ------

SPAIN -- (0.0%)
      Other Securities...............................                 1,065,068            0.0%
                                                                 --------------          ------
TOTAL RIGHTS/WARRANTS................................                 1,065,068            0.0%
                                                                 --------------          ------
TOTAL INVESTMENT SECURITIES..........................             9,188,447,561
                                                                 --------------

                                                                    Value+
                                                                    ------
SECURITIES LENDING COLLATERAL -- (4.5%)
(S)@  DFA Short Term Investment Fund................. 37,531,967    434,244,856            4.7%
                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,600,064,667)............................              $9,622,692,417          104.3%
                                                                 ==============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Australia................... $   57,726,184 $  479,327,281   --    $  537,053,465
  Austria.....................             --     10,400,098   --        10,400,098
  Belgium.....................      4,913,352    119,570,620   --       124,483,972
  Canada......................    710,222,560             --   --       710,222,560
  Denmark.....................             --    153,265,271   --       153,265,271
  Finland.....................      2,150,379     58,660,147   --        60,810,526
  France......................      4,266,340    891,211,402   --       895,477,742
  Germany.....................     72,150,156    632,900,172   --       705,050,328
  Hong Kong...................             --    213,300,423   --       213,300,423
  Ireland.....................      5,888,310     20,033,114   --        25,921,424
  Israel......................        788,648     34,670,440   --        35,459,088
  Italy.......................     25,889,612    148,222,998   --       174,112,610
  Japan.......................     63,194,952  1,991,325,223   --     2,054,520,175
  Netherlands.................     28,977,472    240,274,638   --       269,252,110
  New Zealand.................             --      6,670,339   --         6,670,339
  Norway......................     15,266,905     46,401,717   --        61,668,622
  Portugal....................             --      4,300,068   --         4,300,068
  Singapore...................             --     91,074,356   --        91,074,356
  Spain.......................      4,304,148    276,271,945   --       280,576,093
  Sweden......................      8,128,809    279,591,903   --       287,720,712
  Switzerland.................     41,604,334    780,412,551   --       822,016,885
  United Kingdom..............    891,654,132    711,116,377   --     1,602,770,509
Preferred Stocks
  Germany.....................             --     61,255,117   --        61,255,117
Rights/Warrants
  Australia...................             --             --   --                --
  Spain.......................             --      1,065,068   --         1,065,068
Securities Lending Collateral.             --    434,244,856   --       434,244,856
                               -------------- --------------   --    --------------
TOTAL......................... $1,937,126,293 $7,685,566,124   --    $9,622,692,417
                               ============== ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -------    ---------------
COMMON STOCKS -- (90.4%)
Consumer Discretionary -- (18.4%)
    Aoyama Trading Co., Ltd.....................   307,000 $ 11,185,037            0.4%
    Calsonic Kansei Corp........................ 1,015,000    8,089,220            0.3%
    Nifco, Inc..................................   287,200   11,071,328            0.4%
    Wacoal Holdings Corp........................   675,000    8,470,224            0.3%
    Other Securities............................            492,737,107           18.8%
                                                           ------------           -----
Total Consumer Discretionary....................            531,552,916           20.2%
                                                           ------------           -----
Consumer Staples -- (8.4%)
    Nichirei Corp............................... 1,501,000    9,763,287            0.4%
    Sapporo Holdings, Ltd....................... 1,981,000    8,164,430            0.3%
    Takara Holdings, Inc........................   980,300    7,041,270            0.3%
#   UNY Group Holdings Co., Ltd................. 1,468,300    8,117,716            0.3%
    Other Securities............................            209,088,023            7.9%
                                                           ------------           -----
Total Consumer Staples..........................            242,174,726            9.2%
                                                           ------------           -----
Energy -- (0.9%)
    Other Securities............................             25,382,203            0.9%
                                                           ------------           -----
Financials -- (11.0%)
    Daishi Bank, Ltd. (The)..................... 2,003,000    9,051,406            0.3%
    Hyakugo Bank, Ltd. (The).................... 1,491,609    7,630,038            0.3%
    Juroku Bank, Ltd. (The)..................... 2,002,000    8,930,735            0.3%
    Keiyo Bank, Ltd. (The)...................... 1,418,000    7,124,460            0.3%
#*  Kyushu Financial Group, Inc................. 2,191,820   16,855,962            0.6%
*   Leopalace21 Corp............................ 1,960,700   10,446,456            0.4%
    Musashino Bank, Ltd. (The)..................   198,700    7,559,611            0.3%
    North Pacific Bank, Ltd..................... 2,025,300    7,763,381            0.3%
    Ogaki Kyoritsu Bank, Ltd. (The)............. 1,955,000    7,617,921            0.3%
    San-In Godo Bank, Ltd. (The)................   957,000    8,843,998            0.3%
#   Shiga Bank, Ltd. (The)...................... 1,328,000    7,097,991            0.3%
    Other Securities............................            218,221,945            8.3%
                                                           ------------           -----
Total Financials................................            317,143,904           12.0%
                                                           ------------           -----
Health Care -- (4.4%)
    Asahi Intecc Co., Ltd.......................   246,000    9,502,389            0.4%
    Nichi-iko Pharmaceutical Co., Ltd...........   264,250    7,334,079            0.3%
    Nipro Corp..................................   702,100    7,870,821            0.3%
    Rohto Pharmaceutical Co., Ltd...............   499,200    8,236,034            0.3%
#   Toho Holdings Co., Ltd......................   321,000    7,116,998            0.3%
#   Tsumura & Co................................   348,700    8,402,296            0.3%
    Other Securities............................             79,819,292            3.0%
                                                           ------------           -----
Total Health Care...............................            128,281,909            4.9%
                                                           ------------           -----
Industrials -- (25.9%)
    Daifuku Co., Ltd............................   579,400    8,575,019            0.3%
    Fujikura, Ltd............................... 1,984,000   10,197,595            0.4%
    Furukawa Electric Co., Ltd.................. 4,806,000    8,795,085            0.3%
    Japan Steel Works, Ltd. (The)............... 1,992,000    7,413,614            0.3%
    Maeda Road Construction Co., Ltd............   387,000    7,034,679            0.3%
    Mitsui Engineering & Shipbuilding Co., Ltd.. 5,109,000    7,865,398            0.3%
    Nihon M&A Center, Inc.......................   198,100    8,171,293            0.3%
    Nishi-Nippon Railroad Co., Ltd.............. 1,852,000    9,576,171            0.4%
    Nishimatsu Construction Co., Ltd............ 1,803,000    7,157,647            0.3%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                      Percentage
                                            Shares      Value++     of Net Assets**
                                            ------      -------     ---------------
Industrials -- (Continued)
      Nisshinbo Holdings, Inc............    903,000 $   12,263,296            0.5%
#     OSG Corp...........................    444,300      8,357,354            0.3%
      Penta-Ocean Construction Co., Ltd..  1,684,400      7,649,195            0.3%
      Pilot Corp.........................    188,800      7,993,821            0.3%
      Sankyu, Inc........................  1,540,000      8,675,182            0.3%
      Sanwa Holdings Corp................  1,232,600      9,970,181            0.4%
      Other Securities...................               620,295,391           23.5%
                                                     --------------          ------
Total Industrials........................               749,990,921           28.5%
                                                     --------------          ------
Information Technology -- (10.3%)
#     Horiba, Ltd........................    212,650      8,367,458            0.3%
      IT Holdings Corp...................    505,101     12,486,557            0.5%
      Oki Electric Industry Co., Ltd.....  4,751,000      8,018,926            0.3%
#     Taiyo Yuden Co., Ltd...............    642,700      9,049,909            0.4%
      Other Securities...................               261,448,961            9.9%
                                                     --------------          ------
Total Information Technology.............               299,371,811           11.4%
                                                     --------------          ------
Materials -- (10.6%)
      ADEKA Corp.........................    523,000      7,685,910            0.3%
      Denka Co., Ltd.....................  1,753,000      8,134,823            0.3%
      Lintec Corp........................    303,800      7,116,523            0.3%
      Sumitomo Osaka Cement Co., Ltd.....  2,652,000     10,219,547            0.4%
      Toyobo Co., Ltd....................  5,776,000      8,466,741            0.3%
      Ube Industries, Ltd................  5,257,000     11,038,445            0.4%
      Other Securities...................               252,728,193            9.6%
                                                     --------------          ------
Total Materials..........................               305,390,182           11.6%
                                                     --------------          ------
Telecommunication Services -- (0.0%)
      Other Securities...................                 1,411,756            0.1%
                                                     --------------          ------
Utilities -- (0.5%)
      Other Securities...................                15,060,469            0.6%
                                                     --------------          ------
TOTAL COMMON STOCKS......................             2,615,760,797           99.4%
                                                     --------------          ------

                                                        Value+
                                                        ------
SECURITIES LENDING COLLATERAL -- (9.6%)
(S)@  DFA Short Term Investment Fund..... 23,923,381    276,793,521           10.5%
                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,682,924,757)................              $2,892,554,318          109.9%
                                                     ==============          ======

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               -------------------------------------------------
                                 Level 1      Level 2     Level 3     Total
                               ----------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary......          -- $  531,552,916   --    $  531,552,916
  Consumer Staples............          --    242,174,726   --       242,174,726
  Energy......................          --     25,382,203   --        25,382,203
  Financials.................. $16,855,962    300,287,942   --       317,143,904
  Health Care.................          --    128,281,909   --       128,281,909
  Industrials.................     160,255    749,830,666   --       749,990,921
  Information Technology......          --    299,371,811   --       299,371,811
  Materials...................          --    305,390,182   --       305,390,182
  Telecommunication Services..          --      1,411,756   --         1,411,756
  Utilities...................          --     15,060,469   --        15,060,469
Securities Lending Collateral.          --    276,793,521   --       276,793,521
                               ----------- --------------   --    --------------
TOTAL......................... $17,016,217 $2,875,538,101   --    $2,892,554,318
                               =========== ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------
COMMON STOCKS -- (81.3%)
AUSTRALIA -- (40.8%)
    Adelaide Brighton, Ltd................  3,668,074 $ 10,895,362            0.9%
    Ansell, Ltd...........................    528,919    7,526,506            0.6%
    Aristocrat Leisure, Ltd...............  2,730,539   18,024,062            1.5%
#   Blackmores, Ltd.......................     81,784    9,736,025            0.8%
    BlueScope Steel, Ltd..................  2,315,186    7,296,478            0.6%
#   carsales.com, Ltd.....................  1,702,940   11,841,536            1.0%
    CSR, Ltd..............................  3,350,138    6,558,528            0.5%
    Domino's Pizza Enterprises, Ltd.......    286,872    9,487,341            0.8%
    Downer EDI, Ltd.......................  2,910,872    7,314,747            0.6%
    DuluxGroup, Ltd.......................  3,101,823   12,968,193            1.1%
    Echo Entertainment Group, Ltd.........  4,207,608   15,207,176            1.2%
    Fairfax Media, Ltd.................... 14,257,034    9,535,328            0.8%
    GrainCorp, Ltd. Class A...............  1,251,687    8,024,096            0.7%
#   InvoCare, Ltd.........................    901,024    7,092,641            0.6%
#   IOOF Holdings, Ltd....................  1,900,338   12,575,892            1.0%
#   IRESS, Ltd............................  1,073,207    7,147,613            0.6%
#   JB Hi-Fi, Ltd.........................    836,109   10,638,353            0.9%
#   M2 Group, Ltd.........................  1,294,182    9,057,218            0.7%
    Magellan Financial Group, Ltd.........    466,192    7,424,460            0.6%
#   nib holdings, Ltd.....................  2,713,689    6,957,146            0.6%
#   Northern Star Resources, Ltd..........  4,806,957    9,379,703            0.8%
    Nufarm, Ltd...........................  1,141,199    6,760,389            0.6%
    OZ Minerals, Ltd......................  2,198,276    6,746,035            0.6%
#   Perpetual, Ltd........................    356,426   11,333,090            0.9%
#   Primary Health Care, Ltd..............  3,292,878    8,651,241            0.7%
    Qantas Airways, Ltd...................  3,453,909    9,728,779            0.8%
#   Sims Metal Management, Ltd............  1,382,214    9,617,546            0.8%
    Sirtex Medical, Ltd...................    412,322   11,111,408            0.9%
#   Spark Infrastructure Group............ 10,385,907   15,315,541            1.3%
#   Super Retail Group, Ltd...............  1,280,749    8,747,020            0.7%
    Tabcorp Holdings, Ltd.................  3,586,818   11,987,416            1.0%
#   Vocus Communications, Ltd.............  1,634,058    7,551,430            0.6%
    Other Securities......................             303,631,752           24.4%
                                                      ------------           -----
TOTAL AUSTRALIA...........................             615,870,051           50.2%
                                                      ------------           -----

CHINA -- (0.1%)
    Other Securities......................               1,340,267            0.1%
                                                      ------------           -----

HONG KONG -- (23.1%)
#   Cafe de Coral Holdings, Ltd...........  1,938,000    6,555,133            0.5%
#   Dah Sing Banking Group, Ltd...........  3,457,116    6,551,159            0.5%
    Dah Sing Financial Holdings, Ltd......  1,184,544    6,646,674            0.6%
#   Esprit Holdings, Ltd.................. 13,802,950   15,382,852            1.3%
    Hopewell Holdings, Ltd................  2,920,000   10,536,375            0.9%
#*  Kingston Financial Group, Ltd......... 19,023,000    7,513,039            0.6%
#   Luk Fook Holdings International, Ltd..  2,862,000    7,364,606            0.6%
    Man Wah Holdings, Ltd.................  5,694,800    6,505,575            0.5%
    Pacific Textiles Holdings, Ltd........  4,820,000    6,868,128            0.6%
    Vitasoy International Holdings, Ltd...  4,703,000    7,807,201            0.6%
    Xinyi Glass Holdings, Ltd............. 16,280,000    8,455,001            0.7%
    Other Securities......................             257,861,931           20.9%
                                                      ------------           -----
TOTAL HONG KONG...........................             348,047,674           28.3%
                                                      ------------           -----

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                          Percentage
                                                Shares      Value++     of Net Assets**
                                                ------      -------     ---------------
NEW ZEALAND -- (8.5%)
      Air New Zealand, Ltd...................  3,693,701 $    7,265,664            0.6%
#     Fisher & Paykel Healthcare Corp., Ltd..  4,200,605     22,103,908            1.8%
      Infratil, Ltd..........................  3,201,309      6,723,662            0.6%
#     Ryman Healthcare, Ltd..................  2,338,582     12,477,577            1.0%
#     SKY Network Television, Ltd............  2,080,268      6,386,562            0.5%
      SKYCITY Entertainment Group, Ltd.......  4,473,046     12,134,063            1.0%
      Other Securities.......................                60,983,395            4.9%
                                                         --------------          ------
TOTAL NEW ZEALAND............................               128,074,831           10.4%
                                                         --------------          ------

SINGAPORE -- (8.8%)
      Venture Corp., Ltd.....................  1,654,300      9,749,130            0.8%
      Other Securities.......................               123,013,455           10.0%
                                                         --------------          ------
TOTAL SINGAPORE..............................               132,762,585           10.8%
                                                         --------------          ------
TOTAL COMMON STOCKS..........................             1,226,095,408           99.8%
                                                         --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities.......................                     2,373            0.0%
                                                         --------------          ------

HONG KONG -- (0.0%)
      Other Securities.......................                    23,333            0.0%
                                                         --------------          ------
TOTAL RIGHTS/WARRANTS........................                    25,706            0.0%
                                                         --------------          ------
TOTAL INVESTMENT SECURITIES..................             1,226,121,114
                                                         --------------

                                                            Value+
                                                            ------
SECURITIES LENDING COLLATERAL -- (18.7%)
(S)@  DFA Short Term Investment Fund......... 24,403,671    282,350,469           23.0%
                                                         --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,727,795,864)....................              $1,508,471,583          122.8%
                                                         ==============          ======

Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               -------------------------------------------------
                                 Level 1      Level 2     Level 3     Total
                               ----------- -------------- ------- --------------
Common Stocks
  Australia................... $ 9,728,779 $  606,141,272   --    $  615,870,051
  China.......................          --      1,340,267   --         1,340,267
  Hong Kong...................     315,879    347,731,795   --       348,047,674
  New Zealand.................          --    128,074,831   --       128,074,831
  Singapore...................     581,005    132,181,580   --       132,762,585
Rights/Warrants
  Australia...................          --          2,373   --             2,373
  Hong Kong...................          --         23,333   --            23,333
Securities Lending Collateral.          --    282,350,469   --       282,350,469
                               ----------- --------------   --    --------------
TOTAL......................... $10,625,663 $1,497,845,920   --    $1,508,471,583
                               =========== ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                         ------     -------    ---------------
 COMMON STOCKS -- (97.1%)
 Consumer Discretionary -- (27.2%)
     Bellway P.L.C.....................   634,613 $ 25,348,219            1.2%
     Berkeley Group Holdings P.L.C.....   664,403   33,910,166            1.6%
     Betfair Group P.L.C...............   337,205   16,751,925            0.8%
     Daily Mail & General Trust P.L.C.. 1,406,012   16,198,309            0.8%
     Domino's Pizza Group P.L.C........   845,611   14,211,052            0.7%
     Greene King P.L.C................. 1,786,209   22,097,245            1.1%
     Howden Joinery Group P.L.C........ 3,331,582   23,761,899            1.1%
     Inchcape P.L.C.................... 2,234,351   27,479,055            1.3%
     Informa P.L.C..................... 3,309,192   28,940,061            1.4%
     Rightmove P.L.C...................   477,301   28,190,029            1.4%
     Taylor Wimpey P.L.C............... 8,920,064   27,173,690            1.3%
 *   Thomas Cook Group P.L.C........... 7,258,705   13,727,552            0.7%
     UBM P.L.C......................... 2,265,761   17,849,269            0.9%
     WH Smith P.L.C....................   680,498   17,851,799            0.9%
     William Hill P.L.C................ 4,450,569   21,715,526            1.0%
     Other Securities..................            244,476,363           11.6%
                                                  ------------           -----
 Total Consumer Discretionary..........            579,682,159           27.8%
                                                  ------------           -----
 Consumer Staples -- (5.2%)
     Booker Group P.L.C................ 7,899,680   22,625,829            1.1%
     Britvic P.L.C..................... 1,223,553   13,153,355            0.6%
     Tate & Lyle P.L.C................. 2,291,490   21,033,777            1.0%
     Other Securities..................             54,614,683            2.7%
                                                  ------------           -----
 Total Consumer Staples................            111,427,644            5.4%
                                                  ------------           -----
 Energy -- (3.9%)
     Amec Foster Wheeler P.L.C......... 1,933,881   21,160,938            1.0%
     John Wood Group P.L.C............. 1,939,124   17,801,885            0.9%
     Petrofac, Ltd..................... 1,323,447   17,172,041            0.8%
     Other Securities..................             28,333,340            1.4%
                                                  ------------           -----
 Total Energy..........................             84,468,204            4.1%
                                                  ------------           -----
 Financials -- (15.2%)
     Amlin P.L.C....................... 2,732,771   27,729,450            1.3%
     Beazley P.L.C..................... 2,583,691   14,442,058            0.7%
     Close Brothers Group P.L.C........   775,985   17,484,739            0.8%
     Henderson Group P.L.C............. 5,673,481   25,007,836            1.2%
     Hiscox, Ltd....................... 1,480,745   22,019,824            1.1%
     ICAP P.L.C........................ 2,825,338   19,125,468            0.9%
     IG Group Holdings P.L.C........... 1,862,861   21,652,988            1.0%
     Jupiter Fund Management P.L.C..... 1,950,736   13,530,577            0.7%
     Man Group P.L.C................... 9,267,447   23,786,481            1.1%
     Phoenix Group Holdings............ 1,072,614   14,104,792            0.7%
     Other Securities..................            125,090,160            6.0%
                                                  ------------           -----
 Total Financials......................            323,974,373           15.5%
                                                  ------------           -----
 Health Care -- (2.8%)
     Other Securities..................             59,295,843            2.9%
                                                  ------------           -----
 Industrials -- (23.3%)
 *   Balfour Beatty P.L.C.............. 3,705,993   14,204,180            0.7%
     BBA Aviation P.L.C................ 5,822,256   17,104,109            0.8%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                          Percentage
                                                Shares      Value++     of Net Assets**
                                                ------      -------     ---------------
Industrials -- (Continued)
      Berendsen P.L.C........................    870,366 $   13,722,600            0.7%
      Cobham P.L.C...........................  5,746,923     24,536,962            1.2%
      DCC P.L.C..............................    392,281     31,446,253            1.5%
      Hays P.L.C.............................  7,141,914     15,472,894            0.7%
      Melrose Industries P.L.C...............  5,163,700     21,125,329            1.0%
      Regus P.L.C............................  3,349,423     17,246,433            0.8%
      Rentokil Initial P.L.C.................  9,277,900     22,069,212            1.1%
      Spirax-Sarco Engineering P.L.C.........    372,620     17,467,332            0.8%
      Other Securities.......................               302,515,450           14.5%
                                                         --------------          ------
Total Industrials............................               496,910,754           23.8%
                                                         --------------          ------
Information Technology -- (8.3%)
      Halma P.L.C............................  1,951,180     22,935,335            1.1%
      Playtech P.L.C.........................  1,066,825     14,055,843            0.7%
      Spectris P.L.C.........................    607,600     15,583,280            0.8%
      Telecity Group P.L.C...................  1,011,062     18,287,574            0.9%
      Other Securities.......................               106,426,042            5.0%
                                                         --------------          ------
Total Information Technology.................               177,288,074            8.5%
                                                         --------------          ------
Materials -- (7.4%)
      Croda International P.L.C..............    447,752     19,972,880            1.0%
      DS Smith P.L.C.........................  4,938,232     29,423,520            1.4%
      Essentra P.L.C.........................  1,311,927     16,996,260            0.8%
      Other Securities.......................                91,750,794            4.4%
                                                         --------------          ------
Total Materials..............................               158,143,454            7.6%
                                                         --------------          ------
Telecommunication Services -- (2.1%)
      Cable & Wireless Communications P.L.C.. 17,713,479     20,055,908            0.9%
      Other Securities.......................                24,630,015            1.2%
                                                         --------------          ------
Total Telecommunication Services.............                44,685,923            2.1%
                                                         --------------          ------
Utilities -- (1.7%)
      Pennon Group P.L.C.....................  1,974,654     24,639,490            1.2%
      Other Securities.......................                12,190,545            0.6%
                                                         --------------          ------
Total Utilities..............................                36,830,035            1.8%
                                                         --------------          ------
TOTAL COMMON STOCKS..........................             2,072,706,463           99.5%
                                                         --------------          ------

PREFERRED STOCKS -- (0.0%)
      Other Securities.......................                    25,210            0.0%
                                                         --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities.......................                   125,696            0.0%
                                                         --------------          ------
TOTAL INVESTMENT SECURITIES..................             2,072,857,369
                                                         --------------

                                                            Value+
                                                            ------
SECURITIES LENDING COLLATERAL -- (2.9%)
(S)@  DFA Short Term Investment Fund.........  5,271,316     60,989,129            2.9%
                                                         --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,629,459,086)....................              $2,133,846,498          102.4%
                                                         ==============          ======

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                 Level 1    Level 2     Level 3     Total
                                 ------- -------------- ------- --------------
  Common Stocks
    Consumer Discretionary......   --    $  579,682,159   --    $  579,682,159
    Consumer Staples............   --       111,427,644   --       111,427,644
    Energy......................   --        84,468,204   --        84,468,204
    Financials..................   --       323,974,373   --       323,974,373
    Health Care.................   --        59,295,843   --        59,295,843
    Industrials.................   --       496,910,754   --       496,910,754
    Information Technology......   --       177,288,074   --       177,288,074
    Materials...................   --       158,143,454   --       158,143,454
    Telecommunication Services..   --        44,685,923   --        44,685,923
    Utilities...................   --        36,830,035   --        36,830,035
  Preferred Stocks..............   --            25,210   --            25,210
  Rights/Warrants...............   --           125,696   --           125,696
  Securities Lending Collateral.   --        60,989,129   --        60,989,129
                                   --    --------------   --    --------------
  TOTAL.........................   --    $2,133,846,498   --    $2,133,846,498
                                   ==    ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                             Percentage
                                     Shares     Value++    of Net Assets**
                                     ------     -------    ---------------
     COMMON STOCKS -- (91.6%)
     AUSTRIA -- (2.5%)
         Other Securities..........           $100,876,537            2.8%
                                              ------------           -----

     BELGIUM -- (4.1%)
         Ackermans & van Haaren NV.   134,383   20,449,775            0.6%
         Umicore SA................   434,045   18,428,703            0.5%
         Other Securities..........            121,939,006            3.3%
                                              ------------           -----
     TOTAL BELGIUM.................            160,817,484            4.4%
                                              ------------           -----

     DENMARK -- (4.6%)
     *   Genmab A.S................   217,338   21,447,065            0.6%
         GN Store Nord A.S.........   826,732   15,079,315            0.4%
         Other Securities..........            143,585,420            3.9%
                                              ------------           -----
     TOTAL DENMARK.................            180,111,800            4.9%
                                              ------------           -----

     FINLAND -- (6.5%)
         Amer Sports Oyj...........   641,324   17,999,126            0.5%
         Elisa Oyj.................   734,075   27,657,200            0.8%
         Huhtamaki Oyj.............   467,536   16,494,354            0.5%
         Nokian Renkaat Oyj........   623,433   23,519,989            0.6%
         Orion Oyj Class B.........   420,544   15,020,765            0.4%
         Other Securities..........            156,297,508            4.2%
                                              ------------           -----
     TOTAL FINLAND.................            256,988,942            7.0%
                                              ------------           -----

     FRANCE -- (11.6%)
         Arkema SA.................   203,698   14,885,975            0.4%
         Eiffage SA................   229,296   14,285,485            0.4%
         Eurofins Scientific SE....    47,119   17,044,767            0.5%
         Lagardere SCA.............   619,304   18,018,902            0.5%
         Rexel SA.................. 1,044,821   14,259,517            0.4%
         Rubis SCA.................   195,671   15,682,855            0.4%
         Teleperformance...........   348,982   27,388,433            0.8%
     *   UBISOFT Entertainment.....   521,852   15,635,374            0.4%
         Other Securities..........            319,929,212            8.7%
                                              ------------           -----
     TOTAL FRANCE..................            457,130,520           12.5%
                                              ------------           -----

     GERMANY -- (15.2%)
         Aareal Bank AG............   409,233   15,591,008            0.4%
         Freenet AG................   652,809   22,021,682            0.6%
         Gerresheimer AG...........   201,267   15,693,760            0.4%
         Lanxess AG................   467,967   25,112,396            0.7%
         LEG Immobilien AG.........   289,571   23,086,112            0.6%
         MTU Aero Engines AG.......   247,538   22,899,395            0.6%
         Osram Licht AG............   342,154   20,106,408            0.6%
         Rheinmetall AG............   223,411   14,051,846            0.4%
         Other Securities..........            443,685,211           12.2%
                                              ------------           -----
     TOTAL GERMANY.................            602,247,818           16.5%
                                              ------------           -----

     GREECE -- (0.0%)
         Other Securities..........                    742            0.0%
                                              ------------           -----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                               Percentage
                                                      Shares      Value++    of Net Assets**
                                                      ------      -------    ---------------
IRELAND -- (1.9%)
    Glanbia P.L.C..................................     700,613 $ 13,558,923            0.4%
    Kingspan Group P.L.C...........................     580,389   14,039,062            0.4%
    Paddy Power P.L.C..............................     157,699   18,373,777            0.5%
    Smurfit Kappa Group P.L.C......................     546,377   15,549,351            0.4%
    Other Securities...............................               14,138,142            0.4%
                                                                ------------           -----
TOTAL IRELAND......................................               75,659,255            2.1%
                                                                ------------           -----

ISRAEL -- (2.0%)
    Other Securities...............................               78,082,129            2.1%
                                                                ------------           -----

ITALY -- (9.5%)
    Azimut Holding SpA.............................     573,550   13,795,599            0.4%
    Banca Popolare dell'Emilia Romagna SC..........   2,548,728   20,568,444            0.6%
    Banca Popolare di Milano Scarl.................  22,383,595   21,002,866            0.6%
    Mediaset SpA...................................   3,022,390   15,340,452            0.4%
    Prysmian SpA...................................     991,595   21,413,784            0.6%
    Other Securities...............................              285,690,284            7.7%
                                                                ------------           -----
TOTAL ITALY........................................              377,811,429           10.3%
                                                                ------------           -----

NETHERLANDS -- (4.8%)
    Aalberts Industries NV.........................     558,677   18,112,490            0.5%
    TNT Express NV.................................   2,218,089   18,638,648            0.5%
    Other Securities...............................              151,518,075            4.2%
                                                                ------------           -----
TOTAL NETHERLANDS..................................              188,269,213            5.2%
                                                                ------------           -----

NORWAY -- (2.0%)
    Other Securities...............................               77,623,382            2.1%
                                                                ------------           -----

PORTUGAL -- (1.5%)
#*  Banco Comercial Portugues SA Class R........... 315,057,219   18,059,890            0.5%
    Other Securities...............................               42,154,226            1.2%
                                                                ------------           -----
TOTAL PORTUGAL.....................................               60,214,116            1.7%
                                                                ------------           -----

SPAIN -- (5.5%)
#   Bolsas y Mercados Espanoles SHMSF SA...........     410,153   14,715,419            0.4%
    Distribuidora Internacional de Alimentacion SA.   2,594,077   16,481,708            0.5%
    Gamesa Corp. Tecnologica SA....................   1,266,922   19,996,276            0.6%
    Other Securities...............................              166,329,841            4.5%
                                                                ------------           -----
TOTAL SPAIN........................................              217,523,244            6.0%
                                                                ------------           -----

SWEDEN -- (7.9%)
    Intrum Justitia AB.............................     385,511   13,831,068            0.4%
    Other Securities...............................              299,508,152            8.2%
                                                                ------------           -----
TOTAL SWEDEN.......................................              313,339,220            8.6%
                                                                ------------           -----

SWITZERLAND -- (12.0%)
    Clariant AG....................................     762,046   14,012,763            0.4%
    Flughafen Zuerich AG...........................      22,078   16,710,360            0.5%
#   Galenica AG....................................      10,976   16,078,707            0.4%
    GAM Holding AG.................................     925,197   16,924,123            0.5%
    Georg Fischer AG...............................      22,511   13,830,804            0.4%
    Helvetia Holding AG............................      35,945   18,800,020            0.5%
    PSP Swiss Property AG..........................     172,407   14,997,704            0.4%
    Straumann Holding AG...........................      55,594   15,730,952            0.4%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                    Percentage
                                          Shares      Value++     of Net Assets**
                                          ------      -------     ---------------
SWITZERLAND -- (Continued)
       Temenos Group AG................    318,043 $   14,857,171            0.4%
       Other Securities................               333,945,678            9.1%
                                                   --------------          ------
TOTAL SWITZERLAND......................               475,888,282           13.0%
                                                   --------------          ------

UNITED KINGDOM -- (0.0%)
       Other Securities................                   543,382            0.0%
                                                   --------------          ------

UNITED STATES -- (0.0%)
       Other Securities................                   683,752            0.0%
                                                   --------------          ------
TOTAL COMMON STOCKS....................             3,623,811,247           99.2%
                                                   --------------          ------

PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
       Other Securities................                22,467,308            0.6%
                                                   --------------          ------
TOTAL PREFERRED STOCKS.................                22,467,308            0.6%
                                                   --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
       Other Securities................                        --            0.0%
                                                   --------------          ------

FRANCE -- (0.0%)
       Other Securities................                   365,262            0.0%
                                                   --------------          ------

ITALY -- (0.0%)
       Other Securities................                        --            0.0%
                                                   --------------          ------

SPAIN -- (0.0%)
       Other Securities................                    54,381            0.0%
                                                   --------------          ------
TOTAL RIGHTS/WARRANTS..................                   419,643            0.0%
                                                   --------------          ------
TOTAL INVESTMENT SECURITIES............             3,646,698,198
                                                   --------------

                                                      Value+
                                                      ------
SECURITIES LENDING COLLATERAL -- (7.8%)
(S)@   DFA Short Term Investment Fund.. 26,763,766    309,656,768            8.5%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,379,161,142)..............              $3,956,354,966          108.3%
                                                   ==============          ======

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               -------------------------------------------------
                                 Level 1      Level 2     Level 3      Total
                               ----------  -------------- ------- --------------
Common Stocks
  Austria.....................         --  $  100,876,537   --    $  100,876,537
  Belgium.....................         --     160,817,484   --       160,817,484
  Denmark.....................         --     180,111,800   --       180,111,800
  Finland.....................         --     256,988,942   --       256,988,942
  France...................... $   13,584     457,116,936   --       457,130,520
  Germany.....................         --     602,247,818   --       602,247,818
  Greece......................         --             742   --               742
  Ireland.....................         --      75,659,255   --        75,659,255
  Israel......................         --      78,082,129   --        78,082,129
  Italy.......................         --     377,811,429   --       377,811,429
  Netherlands.................         --     188,269,213   --       188,269,213
  Norway......................         --      77,623,382   --        77,623,382
  Portugal....................         --      60,214,116   --        60,214,116
  Spain.......................         --     217,523,244   --       217,523,244
  Sweden......................         --     313,339,220   --       313,339,220
  Switzerland.................         --     475,888,282   --       475,888,282
  United Kingdom..............    543,382              --   --           543,382
  United States...............    683,736              16   --           683,752
Preferred Stocks
  Germany.....................         --      22,467,308   --        22,467,308
Rights/Warrants
  Austria.....................         --              --   --                --
  France......................         --         365,262   --           365,262
  Italy.......................         --              --   --                --
  Spain.......................         --          54,381   --            54,381
Securities Lending Collateral.         --     309,656,768   --       309,656,768
Futures Contracts**...........    (18,791)             --   --           (18,791)
                               ----------  --------------   --    --------------
TOTAL......................... $1,221,911  $3,955,114,264   --    $3,956,336,175
                               ==========  ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                   Percentage
                                           Shares     Value++    of Net Assets**
                                           ------     -------    ---------------
COMMON STOCKS -- (76.9%)
Consumer Discretionary -- (9.4%)
    Cineplex, Inc........................   294,735 $ 11,357,981            1.8%
#   Corus Entertainment, Inc. Class B....   468,941    4,472,082            0.7%
    Dorel Industries, Inc. Class B.......   169,797    4,317,643            0.7%
#   EnerCare, Inc........................   438,600    5,121,919            0.8%
*   IMAX Corp............................   259,917    9,978,214            1.6%
    RONA, Inc............................   676,245    7,059,303            1.1%
    Uni-Select, Inc......................   105,935    5,249,761            0.8%
    Other Securities.....................             28,364,533            4.7%
                                                    ------------           -----
Total Consumer Discretionary.............             75,921,436           12.2%
                                                    ------------           -----
Consumer Staples -- (3.6%)
    Cott Corp............................   509,721    5,320,963            0.9%
    Maple Leaf Foods, Inc................   317,864    5,053,833            0.8%
    North West Co., Inc. (The)...........   242,310    5,373,960            0.9%
    Other Securities.....................             12,998,040            2.0%
                                                    ------------           -----
Total Consumer Staples...................             28,746,796            4.6%
                                                    ------------           -----
Energy -- (15.8%)
*   Advantage Oil & Gas, Ltd............. 1,100,531    6,118,737            1.0%
#   Enbridge Income Fund Holdings, Inc...   251,755    6,187,982            1.0%
#   Enerflex, Ltd........................   436,563    4,213,387            0.7%
    Ensign Energy Services, Inc..........   758,725    4,769,593            0.8%
#   Mullen Group, Ltd....................   536,825    7,168,067            1.2%
*   Parex Resources, Inc.................   586,904    4,407,615            0.7%
#   Parkland Fuel Corp...................   414,677    7,214,669            1.2%
    Pason Systems, Inc...................   356,252    5,241,885            0.8%
    Precision Drilling Corp.............. 1,736,481    6,905,553            1.1%
#   Secure Energy Services, Inc..........   631,339    4,195,729            0.7%
    ShawCor, Ltd.........................   233,800    4,961,724            0.8%
    Other Securities.....................             66,659,087           10.6%
                                                    ------------           -----
Total Energy.............................            128,044,028           20.6%
                                                    ------------           -----
Financials -- (7.1%)
#   Canadian Western Bank................   436,532    8,389,453            1.3%
    Colliers International Group, Inc....   161,848    8,024,324            1.3%
    FirstService Corp....................   150,648    5,299,639            0.9%
    Laurentian Bank of Canada............   191,320    7,750,245            1.2%
    Other Securities.....................             27,591,111            4.5%
                                                    ------------           -----
Total Financials.........................             57,054,772            9.2%
                                                    ------------           -----
Health Care -- (1.2%)
    Other Securities.....................             10,141,928            1.6%
                                                    ------------           -----
Industrials -- (11.4%)
    Aecon Group, Inc.....................   408,101    4,715,820            0.8%
*   ATS Automation Tooling Systems, Inc..   522,530    5,502,629            0.9%
#   Russel Metals, Inc...................   350,655    5,470,604            0.9%
    Stantec, Inc.........................   453,829   11,390,844            1.8%
    Toromont Industries, Ltd.............   376,225    9,791,172            1.6%
    Transcontinental, Inc. Class A.......   359,276    5,536,411            0.9%
    TransForce, Inc......................   432,009    8,451,201            1.4%
#   Westshore Terminals Investment Corp..   318,149    5,306,538            0.8%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------
Industrials -- (Continued)
      Other Securities....................            $ 36,289,095            5.7%
                                                      ------------          ------
Total Industrials.........................              92,454,314           14.8%
                                                      ------------          ------
Information Technology -- (4.2%)
*     Descartes Systems Group, Inc. (The).    255,838    4,476,578            0.7%
      Enghouse Systems, Ltd...............     97,257    4,435,175            0.7%
      Other Securities....................              24,978,842            4.0%
                                                      ------------          ------
Total Information Technology..............              33,890,595            5.4%
                                                      ------------          ------
Materials -- (17.9%)
      Alamos Gold, Inc. Class A...........  1,545,462    5,944,994            1.0%
#*    B2Gold Corp.........................  5,268,073    5,680,623            0.9%
      Centerra Gold, Inc..................    999,634    5,626,573            0.9%
      Dominion Diamond Corp...............    487,201    5,152,944            0.8%
      HudBay Minerals, Inc................  1,398,004    7,259,443            1.2%
#*    IAMGOLD Corp........................  2,443,241    4,409,643            0.7%
*     New Gold, Inc.......................  2,304,655    5,710,525            0.9%
#     Pan American Silver Corp............    990,673    7,515,659            1.2%
      Stella-Jones, Inc...................    187,800    6,911,086            1.1%
      Other Securities....................              90,283,382           14.5%
                                                      ------------          ------
Total Materials...........................             144,494,872           23.2%
                                                      ------------          ------
Telecommunication Services -- (0.5%)
      Other Securities....................               3,980,520            0.6%
                                                      ------------          ------
Utilities -- (5.8%)
      Algonquin Power & Utilities Corp....  1,054,815    8,139,403            1.3%
      Capital Power Corp..................    523,509    7,522,740            1.2%
#     Innergex Renewable Energy, Inc......    512,927    4,150,174            0.7%
#     Just Energy Group, Inc..............    727,176    5,344,265            0.9%
#     Northland Power, Inc................    536,896    6,939,081            1.1%
#     Superior Plus Corp..................    689,743    5,633,569            0.9%
      Other Securities....................               8,948,810            1.4%
                                                      ------------          ------
Total Utilities...........................              46,678,042            7.5%
                                                      ------------          ------
TOTAL COMMON STOCKS.......................             621,407,303           99.7%
                                                      ------------          ------

                                                        Value+
                                                        ------
SECURITIES LENDING COLLATERAL -- (23.1%)
(S)@  DFA Short Term Investment Fund...... 16,142,002  186,762,963           30.0%
                                                      ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,175,564,629).................              $808,170,266          129.7%
                                                      ============          ======

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                ----------------------------------------------
                                  Level 1      Level 2    Level 3    Total
                                ------------ ------------ ------- ------------
 Common Stocks
   Consumer Discretionary...... $ 75,921,436           --   --    $ 75,921,436
   Consumer Staples............   28,746,796           --   --      28,746,796
   Energy......................  128,044,019 $          9   --     128,044,028
   Financials..................   57,054,772           --   --      57,054,772
   Health Care.................   10,135,001        6,927   --      10,141,928
   Industrials.................   92,454,314           --   --      92,454,314
   Information Technology......   33,890,595           --   --      33,890,595
   Materials...................  144,490,019        4,853   --     144,494,872
   Telecommunication Services..    3,980,520           --   --       3,980,520
   Utilities...................   46,678,042           --   --      46,678,042
 Securities Lending Collateral.           --  186,762,963   --     186,762,963
                                ------------ ------------   --    ------------
 TOTAL......................... $621,395,514 $186,774,752   --    $808,170,266
                                ============ ============   ==    ============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                                   Percentage
                                                           Shares     Value++    of Net Assets**
                                                           ------     -------    ---------------
COMMON STOCKS -- (93.0%)
BRAZIL -- (4.4%)
    AMBEV SA ADR........................................  5,984,451 $ 29,144,276            0.7%
    Other Securities....................................             171,710,417            3.9%
                                                                    ------------          ------
TOTAL BRAZIL............................................             200,854,693            4.6%
                                                                    ------------          ------

CHILE -- (1.4%)
    Other Securities....................................              66,291,852            1.5%
                                                                    ------------          ------

CHINA -- (14.4%)
    Bank of China, Ltd. Class H......................... 61,469,181   28,986,487            0.7%
    China Construction Bank Corp. Class H............... 67,009,590   48,565,595            1.1%
#   China Life Insurance Co., Ltd. ADR..................    859,836   15,528,638            0.4%
#   China Mobile, Ltd. Sponsored ADR....................    914,028   55,125,029            1.3%
#   CNOOC, Ltd. Sponsored ADR...........................    127,716   14,518,755            0.3%
    Industrial & Commercial Bank of China, Ltd. Class H. 71,229,185   45,181,034            1.0%
    Ping An Insurance Group Co. of China, Ltd. Class H..  4,622,500   25,976,962            0.6%
    Tencent Holdings, Ltd...............................  4,351,400   81,797,358            1.9%
    Other Securities....................................             351,334,782            7.8%
                                                                    ------------          ------
TOTAL CHINA.............................................             667,014,640           15.1%
                                                                    ------------          ------

COLOMBIA -- (0.5%)
    Other Securities....................................              22,932,415            0.5%
                                                                    ------------          ------

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................               8,061,923            0.2%
                                                                    ------------          ------

EGYPT -- (0.1%)
    Other Securities....................................               5,936,662            0.1%
                                                                    ------------          ------

GREECE -- (0.3%)
    Other Securities....................................              15,529,848            0.4%
                                                                    ------------          ------

HUNGARY -- (0.3%)
    Other Securities....................................              12,756,313            0.3%
                                                                    ------------          ------

INDIA -- (11.6%)
    Axis Bank, Ltd......................................  1,931,821   14,003,393            0.3%
    HDFC Bank, Ltd......................................  1,530,953   25,612,509            0.6%
    Hindustan Unilever, Ltd.............................  1,148,145   14,073,935            0.3%
    Infosys, Ltd........................................  1,851,162   32,036,099            0.7%
    Infosys, Ltd. Sponsored ADR.........................    847,888   15,397,646            0.4%
    ITC, Ltd............................................  3,140,460   16,034,368            0.4%
    Reliance Industries, Ltd............................  1,666,009   24,098,221            0.6%
    Sun Pharmaceutical Industries, Ltd..................  1,065,601   14,463,279            0.3%
    Tata Consultancy Services, Ltd......................    716,717   27,377,531            0.6%
    Other Securities....................................             353,705,076            8.0%
                                                                    ------------          ------
TOTAL INDIA.............................................             536,802,057           12.2%
                                                                    ------------          ------

INDONESIA -- (2.8%)
    Bank Central Asia Tbk PT............................ 15,447,700   14,511,990            0.3%
    Other Securities....................................             115,662,446            2.7%
                                                                    ------------          ------
TOTAL INDONESIA.........................................             130,174,436            3.0%
                                                                    ------------          ------

THE EMERGING MARKETS SERIES
CONTINUED

                                                                         Percentage
                                                 Shares     Value++    of Net Assets**
                                                 ------     -------    ---------------
MALAYSIA -- (3.9%)
#   Public Bank Bhd...........................  3,537,614 $ 14,872,843            0.3%
    Other Securities..........................             167,210,332            3.8%
                                                          ------------          ------
TOTAL MALAYSIA................................             182,083,175            4.1%
                                                          ------------          ------

MEXICO -- (5.7%)
    Alfa S.A.B. de C.V. Class A...............  7,756,508   16,078,584            0.4%
    America Movil S.A.B. de C.V. Series L..... 46,329,297   41,230,713            0.9%
    Fomento Economico Mexicano S.A.B. de C.V..  1,793,669   17,701,267            0.4%
    Grupo Financiero Banorte S.A.B. de C.V....  5,018,245   26,865,769            0.6%
    Grupo Mexico S.A.B. de C.V. Series B......  6,016,393   14,664,179            0.3%
    Grupo Televisa S.A.B. Series CPO..........  3,235,650   18,832,737            0.4%
    Wal-Mart de Mexico S.A.B. de C.V..........  7,054,235   18,684,255            0.4%
    Other Securities..........................             108,728,773            2.6%
                                                          ------------          ------
TOTAL MEXICO..................................             262,786,277            6.0%
                                                          ------------          ------

PERU -- (0.2%)
    Other Securities..........................               9,743,908            0.2%
                                                          ------------          ------

PHILIPPINES -- (1.9%)
    Other Securities..........................              85,662,053            1.9%
                                                          ------------          ------

POLAND -- (1.7%)
    Other Securities..........................              79,130,660            1.8%
                                                          ------------          ------

RUSSIA -- (1.7%)
    Gazprom PAO Sponsored ADR.................  5,214,789   21,976,852            0.5%
    Other Securities..........................              58,429,365            1.3%
                                                          ------------          ------
TOTAL RUSSIA..................................              80,406,217            1.8%
                                                          ------------          ------

SOUTH AFRICA -- (7.9%)
    Bidvest Group, Ltd. (The).................    648,157   16,556,883            0.4%
#   FirstRand, Ltd............................  4,702,056   17,229,920            0.4%
#   MTN Group, Ltd............................  2,516,919   28,654,142            0.7%
    Naspers, Ltd. Class N.....................    355,437   51,891,806            1.2%
    Sasol, Ltd. Sponsored ADR.................    736,675   23,691,468            0.5%
    Standard Bank Group, Ltd..................  1,835,594   19,072,052            0.4%
#   Steinhoff International Holdings, Ltd.....  3,065,957   18,743,536            0.4%
    Other Securities..........................             191,056,135            4.3%
                                                          ------------          ------
TOTAL SOUTH AFRICA............................             366,895,942            8.3%
                                                          ------------          ------

SOUTH KOREA -- (15.2%)
    Hyundai Motor Co..........................    175,874   24,023,437            0.6%
    Kia Motors Corp...........................    293,465   14,324,640            0.3%
#   NAVER Corp................................     33,801   17,748,056            0.4%
    Samsung Electronics Co., Ltd..............     97,289  116,690,919            2.7%
    Samsung Electronics Co., Ltd. GDR.........     52,509   31,372,488            0.7%
    SK Holdings Co., Ltd......................     64,669   15,116,455            0.4%
    SK Hynix, Inc.............................    705,494   18,880,589            0.4%
    Other Securities..........................             464,372,185           10.5%
                                                          ------------          ------
TOTAL SOUTH KOREA.............................             702,528,769           16.0%
                                                          ------------          ------

TAIWAN -- (14.3%)
#   Advanced Semiconductor Engineering, Inc... 13,107,929   15,132,511            0.4%
    Fubon Financial Holding Co., Ltd..........  8,611,233   13,918,518            0.3%
    Hon Hai Precision Industry Co., Ltd....... 15,085,867   40,099,117            0.9%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                          Percentage
                                                                Shares      Value++     of Net Assets**
                                                                ------      -------     ---------------
TAIWAN -- (Continued)
      Taiwan Semiconductor Manufacturing Co., Ltd............ 25,188,808 $  106,137,215            2.4%
#     Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
       ADR...................................................  1,672,158     36,720,590            0.8%
#     United Microelectronics Corp........................... 39,806,000     14,517,893            0.3%
      Other Securities.......................................               436,017,779            9.9%
                                                                         --------------          ------
TOTAL TAIWAN.................................................               662,543,623           15.0%
                                                                         --------------          ------

THAILAND -- (2.7%)
      Other Securities.......................................               122,614,666            2.8%
                                                                         --------------          ------

TURKEY -- (1.8%)
      Other Securities.......................................                83,447,887            1.9%
                                                                         --------------          ------
TOTAL COMMON STOCKS..........................................             4,304,198,016           97.7%
                                                                         --------------          ------

PREFERRED STOCKS -- (2.0%)
BRAZIL -- (1.9%)
      Banco Bradesco SA......................................  3,343,289     18,213,688            0.4%
      Itau Unibanco Holding SA...............................  4,198,270     28,833,771            0.7%
      Other Securities.......................................                38,228,983            0.9%
                                                                         --------------          ------
TOTAL BRAZIL.................................................                85,276,442            2.0%
                                                                         --------------          ------

CHILE -- (0.0%)
      Other Securities.......................................                   416,755            0.0%
                                                                         --------------          ------

COLOMBIA -- (0.1%)
      Other Securities.......................................                 4,405,111            0.1%
                                                                         --------------          ------
TOTAL PREFERRED STOCKS.......................................                90,098,308            2.1%
                                                                         --------------          ------

RIGHTS/WARRANTS -- (0.0%)
SOUTH KOREA -- (0.0%)
      Other Securities.......................................                    86,734            0.0%
                                                                         --------------          ------

THAILAND -- (0.0%)
      Other Securities.......................................                    94,316            0.0%
                                                                         --------------          ------
TOTAL RIGHTS/WARRANTS........................................                   181,050            0.0%
                                                                         --------------          ------

BONDS -- (0.0%)
INDIA -- (0.0%)
      Other Securities.......................................                    38,152            0.0%
                                                                         --------------          ------
TOTAL INVESTMENT SECURITIES..................................             4,394,515,526
                                                                         --------------

                                                                            Value+
                                                                            ------
SECURITIES LENDING COLLATERAL -- (5.0%)
(S)@  DFA Short Term Investment Fund......................... 20,193,192    233,635,232            5.3%
                                                                         --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,090,568,631)....................................              $4,628,150,758          105.1%
                                                                         ==============          ======

THE EMERGING MARKETS SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Brazil...................... $ 72,351,895 $  128,502,798   --    $  200,854,693
  Chile.......................   29,417,791     36,874,061   --        66,291,852
  China.......................  119,678,667    547,335,973   --       667,014,640
  Colombia....................   22,932,415             --   --        22,932,415
  Czech Republic..............           --      8,061,923   --         8,061,923
  Egypt.......................           --      5,936,662   --         5,936,662
  Greece......................           --     15,529,848   --        15,529,848
  Hungary.....................           --     12,756,313   --        12,756,313
  India.......................   36,809,493    499,992,564   --       536,802,057
  Indonesia...................    3,914,328    126,260,108   --       130,174,436
  Malaysia....................           --    182,083,175   --       182,083,175
  Mexico......................  262,786,277             --   --       262,786,277
  Peru........................    9,743,908             --   --         9,743,908
  Philippines.................    2,373,039     83,289,014   --        85,662,053
  Poland......................           --     79,130,660   --        79,130,660
  Russia......................    2,164,213     78,242,004   --        80,406,217
  South Africa................   47,016,645    319,879,297   --       366,895,942
  South Korea.................   21,125,090    681,403,679   --       702,528,769
  Taiwan......................   45,371,102    617,172,521   --       662,543,623
  Thailand....................  122,614,666             --   --       122,614,666
  Turkey......................      731,735     82,716,152   --        83,447,887
Preferred Stocks
  Brazil......................    8,075,458     77,200,984   --        85,276,442
  Chile.......................           --        416,755   --           416,755
  Colombia....................    4,405,111             --   --         4,405,111
Rights/Warrants
  South Korea.................           --         86,734   --            86,734
  Thailand....................           --         94,316   --            94,316
Bonds
  India.......................           --         38,152   --            38,152
Securities Lending Collateral.           --    233,635,232   --       233,635,232
                               ------------ --------------   --    --------------
TOTAL......................... $811,511,833 $3,816,638,925   --    $4,628,150,758
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                                        Percentage
                                                               Shares      Value++    of Net Assets**
                                                               ------      -------    ---------------
COMMON STOCKS -- (85.5%)
BRAZIL -- (5.3%)
    BR Malls Participacoes SA...............................   4,365,623 $ 12,667,039            0.3%
    CETIP SA - Mercados Organizados.........................     945,300    8,362,006            0.2%
    Equatorial Energia SA...................................   2,116,094   18,862,875            0.4%
    Estacio Participacoes SA................................   3,262,816   13,083,483            0.3%
    Multiplan Empreendimentos Imobiliarios SA...............   1,004,900   10,956,466            0.2%
    Sul America SA..........................................   2,719,051   13,340,635            0.3%
    Totvs SA................................................   1,252,487   11,096,760            0.2%
    Valid Solucoes e Servicos de Seguranca em Meios de
     Pagamento e Identificacao S.A..........................     812,887    9,228,230            0.2%
    Other Securities........................................              202,114,858            4.0%
                                                                         ------------           -----
TOTAL BRAZIL................................................              299,712,352            6.1%
                                                                         ------------           -----

CHILE -- (1.2%)
    Parque Arauco SA........................................   7,176,122   12,017,573            0.3%
    Vina Concha y Toro SA...................................   5,059,858    8,607,306            0.2%
    Other Securities........................................               48,148,087            0.9%
                                                                         ------------           -----
TOTAL CHILE.................................................               68,772,966            1.4%
                                                                         ------------           -----

CHINA -- (12.8%)
    Beijing Capital International Airport Co., Ltd. Class H.   9,730,000   10,401,993            0.2%
#   GCL-Poly Energy Holdings, Ltd...........................  57,432,000   11,936,202            0.3%
#   Geely Automobile Holdings, Ltd..........................  28,845,000   15,308,334            0.3%
    GOME Electrical Appliances Holding, Ltd.................  57,831,000   10,567,435            0.2%
    Semiconductor Manufacturing International Corp.......... 118,116,000   10,942,227            0.2%
    Shenzhen International Holdings, Ltd....................   6,618,751   10,085,178            0.2%
    Other Securities........................................              650,002,466           13.3%
                                                                         ------------           -----
TOTAL CHINA.................................................              719,243,835           14.7%
                                                                         ------------           -----

COLOMBIA -- (0.1%)
    Other Securities........................................                8,013,135            0.2%
                                                                         ------------           -----

GREECE -- (0.4%)
    Other Securities........................................               24,025,225            0.5%
                                                                         ------------           -----

HONG KONG -- (0.0%)
    Other Securities........................................                  153,052            0.0%
                                                                         ------------           -----

HUNGARY -- (0.0%)
    Other Securities........................................                   66,875            0.0%
                                                                         ------------           -----

INDIA -- (12.7%)
    Arvind, Ltd.............................................   1,986,900    8,423,181            0.2%
    Ashok Leyland, Ltd......................................   8,562,959   12,246,273            0.3%
    Crompton Greaves, Ltd...................................   3,403,119    9,041,818            0.2%
    MindTree, Ltd...........................................     369,188    8,860,991            0.2%
    Torrent Pharmaceuticals, Ltd............................     365,996    8,561,908            0.2%
    TVS Motor Co., Ltd......................................   2,128,314    8,649,681            0.2%
    Other Securities........................................              660,475,554           13.3%
                                                                         ------------           -----
TOTAL INDIA.................................................              716,259,406           14.6%
                                                                         ------------           -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                      Percentage
                                                              Shares     Value++    of Net Assets**
                                                              ------     -------    ---------------
INDONESIA -- (2.4%)
    Other Securities........................................           $136,140,527            2.8%
                                                                       ------------           -----

ISRAEL -- (0.0%)
    Other Securities........................................                      3            0.0%
                                                                       ------------           -----

MALAYSIA -- (4.1%)
    Top Glove Corp. Bhd..................................... 4,640,460   10,249,436            0.2%
    Other Securities........................................            220,670,754            4.5%
                                                                       ------------           -----
TOTAL MALAYSIA..............................................            230,920,190            4.7%
                                                                       ------------           -----

MEXICO -- (4.0%)
#   Alsea S.A.B. de C.V..................................... 6,247,966   20,475,027            0.4%
#   Banregio Grupo Financiero S.A.B. de C.V................. 2,160,290   11,564,061            0.2%
    Bolsa Mexicana de Valores S.A.B. de C.V................. 5,064,811    8,462,918            0.2%
    Gentera S.A.B. de C.V................................... 5,740,334   10,543,882            0.2%
    Gruma S.A.B. de C.V. Class B............................   630,764    9,680,386            0.2%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V...... 2,295,436   11,789,996            0.3%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B. 2,116,469   19,089,198            0.4%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR......    77,098   11,930,144            0.3%
#   Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B..   560,664    8,688,734            0.2%
    Promotora y Operadora de Infraestructura S.A.B. de C.V..   860,979   10,824,656            0.2%
    Other Securities........................................            104,284,983            2.0%
                                                                       ------------           -----
TOTAL MEXICO................................................            227,333,985            4.6%
                                                                       ------------           -----

PHILIPPINES -- (1.6%)
    Other Securities........................................             87,592,060            1.8%
                                                                       ------------           -----

POLAND -- (1.9%)
    Asseco Poland SA........................................   656,782    9,694,556            0.2%
    Other Securities........................................             97,515,775            2.0%
                                                                       ------------           -----
TOTAL POLAND................................................            107,210,331            2.2%
                                                                       ------------           -----

SOUTH AFRICA -- (7.4%)
    AVI, Ltd................................................ 3,423,460   21,778,850            0.4%
    Barloworld, Ltd......................................... 2,216,736   12,507,021            0.3%
    Clicks Group, Ltd....................................... 2,757,159   20,110,337            0.4%
    Coronation Fund Managers, Ltd........................... 1,712,568    9,025,549            0.2%
    DataTec, Ltd............................................ 2,057,155    8,796,353            0.2%
    EOH Holdings, Ltd....................................... 1,117,136   12,335,864            0.3%
    Foschini Group, Ltd. (The).............................. 1,326,741   13,535,578            0.3%
    JSE, Ltd................................................   892,197    8,594,827            0.2%
    Pick n Pay Stores, Ltd.................................. 2,349,050   11,357,965            0.2%
#   Pioneer Foods Group, Ltd................................   585,511    8,388,455            0.2%
    PSG Group, Ltd..........................................   779,309   15,027,211            0.3%
    Sappi, Ltd.............................................. 5,914,259   23,337,101            0.5%
    Sibanye Gold, Ltd....................................... 5,404,425    9,026,607            0.2%
    Spar Group, Ltd. (The).................................. 1,734,010   24,890,644            0.5%
    Telkom SA SOC, Ltd...................................... 2,115,604   11,109,437            0.2%
    Other Securities........................................            205,833,838            4.1%
                                                                       ------------           -----
TOTAL SOUTH AFRICA..........................................            415,655,637            8.5%
                                                                       ------------           -----

SOUTH KOREA -- (13.0%)
#   Hanmi Pharm Co., Ltd....................................    21,759    9,813,411            0.2%
    Other Securities........................................            725,260,622           14.8%
                                                                       ------------           -----
TOTAL SOUTH KOREA...........................................            735,074,033           15.0%
                                                                       ------------           -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                     Percentage
                                           Shares      Value++     of Net Assets**
                                           ------      -------     ---------------
TAIWAN -- (13.3%)
        Other Securities................            $  751,411,922           15.3%
                                                    --------------          ------

THAILAND -- (3.3%)
        Other Securities................               186,002,621            3.8%
                                                    --------------          ------

TURKEY -- (2.0%)
        Other Securities................               110,141,265            2.3%
                                                    --------------          ------
TOTAL COMMON STOCKS.....................             4,823,729,420           98.5%
                                                    --------------          ------

PREFERRED STOCKS -- (1.0%)
BRAZIL -- (1.0%)
        Other Securities................                57,198,535            1.2%
                                                    --------------          ------

CHILE -- (0.0%)
        Other Securities................                 1,718,458            0.0%
                                                    --------------          ------

COLOMBIA -- (0.0%)
        Other Securities................                 1,364,188            0.0%
                                                    --------------          ------
TOTAL PREFERRED STOCKS..................                60,281,181            1.2%
                                                    --------------          ------

RIGHTS/WARRANTS -- (0.0%)
CHINA -- (0.0%)
        Other Securities................                    11,029            0.0%
                                                    --------------          ------

HONG KONG -- (0.0%)
        Other Securities................                    14,800            0.0%
                                                    --------------          ------

MALAYSIA -- (0.0%)
        Other Securities................                   270,015            0.0%
                                                    --------------          ------

POLAND -- (0.0%)
        Other Securities................                        --            0.0%
                                                    --------------          ------

SOUTH AFRICA -- (0.0%)
        Other Securities................                     6,990            0.0%
                                                    --------------          ------

SOUTH KOREA -- (0.0%)
        Other Securities................                   196,769            0.0%
                                                    --------------          ------

TAIWAN -- (0.0%)
        Other Securities................                        --            0.0%
                                                    --------------          ------

THAILAND -- (0.0%)
        Other Securities................                    80,818            0.0%
                                                    --------------          ------
TOTAL RIGHTS/WARRANTS...................                   580,421            0.0%
                                                    --------------          ------
TOTAL INVESTMENT SECURITIES.............             4,884,591,022
                                                    --------------

                                                       Value+
                                             -         ------             -
SECURITIES LENDING COLLATERAL -- (13.5%)
(S)@    DFA Short Term Investment Fund.. 65,613,226    759,145,027           15.5%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,854,413,829)...............              $5,643,736,049          115.2%
                                                    ==============          ======

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Brazil...................... $  6,309,056 $  293,403,296   --    $  299,712,352
  Chile.......................    1,181,529     67,591,437   --        68,772,966
  China.......................    4,149,964    715,093,871   --       719,243,835
  Colombia....................    8,013,135             --   --         8,013,135
  Greece......................           --     24,025,225   --        24,025,225
  Hong Kong...................       85,103         67,949   --           153,052
  Hungary.....................           --         66,875   --            66,875
  India.......................    3,268,799    712,990,607   --       716,259,406
  Indonesia...................    1,885,745    134,254,782   --       136,140,527
  Israel......................           --              3   --                 3
  Malaysia....................           --    230,920,190   --       230,920,190
  Mexico......................  227,333,727            258   --       227,333,985
  Philippines.................           --     87,592,060   --        87,592,060
  Poland......................           --    107,210,331   --       107,210,331
  South Africa................    9,407,926    406,247,711   --       415,655,637
  South Korea.................    1,253,893    733,820,140   --       735,074,033
  Taiwan......................        5,748    751,406,174   --       751,411,922
  Thailand....................  185,128,553        874,068   --       186,002,621
  Turkey......................           --    110,141,265   --       110,141,265
Preferred Stocks
  Brazil......................       80,153     57,118,382   --        57,198,535
  Chile.......................           --      1,718,458   --         1,718,458
  Colombia....................    1,364,188             --   --         1,364,188
Rights/Warrants
  China.......................           --         11,029   --            11,029
  Hong Kong...................           --         14,800   --            14,800
  Malaysia....................           --        270,015   --           270,015
  Poland......................           --             --   --                --
  South Africa................           --          6,990   --             6,990
  South Korea.................           --        196,769   --           196,769
  Taiwan......................           --             --   --                --
  Thailand....................           --         80,818   --            80,818
Securities Lending Collateral.           --    759,145,027   --       759,145,027
                               ------------ --------------   --    --------------
TOTAL......................... $449,467,519 $5,194,268,530   --    $5,643,736,049
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                                          The Japanese   The Asia
                                                             The U.S. Large    The DFA       Small     Pacific Small
                                                               Cap Value    International   Company       Company
                                                                Series*     Value Series*   Series*       Series*
                                                             -------------- ------------- ------------ -------------
ASSETS:
Investments at Value (including $1,499,202, $418,689,
 $257,168 and $277,326 of securities on loan,
 respectively)..............................................  $19,083,301    $9,188,447    $2,615,760   $1,226,122
Temporary Cash Investments at Value & Cost..................        9,755            --            --           --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................      916,343       434,245       276,794      282,350
Foreign Currencies at Value.................................           --        12,800            74        1,272
Cash........................................................        9,912         2,677         1,047        2,067
Receivables:
  Investment Securities Sold................................           --        10,770         2,158          211
  Dividends, Interest and Tax Reclaims......................       27,939        27,006        14,430        1,517
  Securities Lending Income.................................          539           392           396          316
Unrealized Gain on Foreign Currency Contracts...............           --             7            --            3
                                                              -----------    ----------    ----------   ----------
     Total Assets...........................................   20,038,034     9,676,344     2,910,659    1,513,858
                                                              -----------    ----------    ----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      916,343       434,245       276,794      282,350
  Investment Securities Purchased...........................       25,249        12,024         1,759        3,026
  Due to Advisor............................................        1,585         1,559           221          103
Unrealized Loss on Foreign Currency Contracts...............           --             1             2           --
Accrued Expenses and Other Liabilities......................          800           610           195          105
                                                              -----------    ----------    ----------   ----------
     Total Liabilities......................................      943,977       448,439       278,971      285,584
                                                              -----------    ----------    ----------   ----------
NET ASSETS..................................................  $19,094,057    $9,227,905    $2,631,688   $1,228,274
                                                              ===========    ==========    ==========   ==========
Investments at Cost.........................................  $13,435,978    $9,165,820    $2,406,131   $1,445,445
                                                              ===========    ==========    ==========   ==========
Foreign Currencies at Cost..................................  $        --    $   12,765    $       74   $    1,275
                                                              ===========    ==========    ==========   ==========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
                            (Amounts in thousands)

                                                               The
                                              The United   Continental The Canadian
                                             Kingdom Small    Small       Small                     The Emerging
                                                Company      Company     Company     The Emerging   Markets Small
                                                Series       Series      Series*    Markets Series*  Cap Series*
                                             ------------- ----------- ------------ --------------- -------------
ASSETS:
Investments at Value (including $47,716,
 $291,731, $179,848, $377,198 and
 $1,018,169 of securities on loan,
 respectively)..............................  $2,072,857   $3,646,698    $621,407     $4,394,516     $4,884,591
Collateral from Securities on Loan Invested
 in Affiliate at Value & Cost...............      60,989      309,657     186,763        233,635        759,145
Foreign Currencies at Value.................       4,555        7,024         276          2,861          3,827
Cash........................................         184        4,436       1,019             --            900
Receivables:
  Investment Securities Sold................       2,554       10,288          --         32,225          4,730
  Dividends, Interest and Tax Reclaims......       5,617        2,413         635          2,332          3,353
  Securities Lending Income.................         146          896         211            779          2,929
Unrealized Gain on Foreign Currency
 Contracts..................................          --           22           2              2             --
                                              ----------   ----------    --------     ----------     ----------
     Total Assets...........................   2,146,902    3,981,434     810,313      4,666,350      5,659,475
                                              ----------   ----------    --------     ----------     ----------
LIABILITIES:
Payables:
  Due to Custodian..........................          --           --          --             58             --
  Upon Return of Securities Loaned..........      60,989      309,657     186,763        233,635        759,145
  Investment Securities Purchased...........       1,520       17,467         322          1,215            550
  Due to Advisor............................         177          308          54            379            834
  Line of Credit............................          --           --          --         26,899             --
  Futures Margin Variation..................          --           19          --             --             --
Unrealized Loss on Foreign Currency
 Contracts..................................          --            1          --             30              1
Accrued Expenses and Other Liabilities......         103          239          42            579            638
                                              ----------   ----------    --------     ----------     ----------
     Total Liabilities......................      62,789      327,691     187,181        262,795        761,168
                                              ----------   ----------    --------     ----------     ----------
NET ASSETS..................................  $2,084,113   $3,653,743    $623,132     $4,403,555     $4,898,307
                                              ==========   ==========    ========     ==========     ==========
Investments at Cost.........................  $1,568,470   $3,069,504    $988,802     $3,856,933     $5,095,269
                                              ==========   ==========    ========     ==========     ==========
Foreign Currencies at Cost..................  $    4,536   $    7,038    $    276     $    2,854     $    3,846
                                              ==========   ==========    ========     ==========     ==========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                                         The Japanese   The Asia
                                                                The U.S.      The DFA       Small     Pacific Small
                                                               Large Cap   International   Company       Company
                                                              Value Series Value Series     Series       Series
                                                              ------------ ------------- ------------ -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $23, $26,207,
   $4,631 and $1,080, respectively).......................... $   429,780   $   325,317    $ 41,882     $  52,670
  Income from Securities Lending.............................       4,643         9,274       4,601         3,945
                                                              -----------   -----------    --------     ---------
     Total Investment Income.................................     434,423       334,591      46,483        56,615
                                                              -----------   -----------    --------     ---------
Expenses
  Investment Advisory Services Fees..........................      18,802        18,962       2,561         1,317
  Accounting & Transfer Agent Fees...........................         947           488         133            77
  Custodian Fees.............................................         199           857         422           267
  Shareholders' Reports......................................          47            24           6             4
  Directors'/Trustees' Fees & Expenses.......................          92            46          12             7
  Professional Fees..........................................         350           252          48            26
  Other......................................................         262           155          41            28
                                                              -----------   -----------    --------     ---------
     Total Expenses..........................................      20,699        20,784       3,223         1,726
                                                              -----------   -----------    --------     ---------
  Fees Paid Indirectly (Note C)..............................          --           (19)         (4)           (2)
                                                              -----------   -----------    --------     ---------
  Net Expenses...............................................      20,699        20,765       3,219         1,724
                                                              -----------   -----------    --------     ---------
  Net Investment Income (Loss)...............................     413,724       313,826      43,264        54,891
                                                              -----------   -----------    --------     ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...............................     858,150       244,684      69,828       (15,143)
    Futures..................................................         (43)           --          --            --
    Foreign Currency Transactions............................          --        (5,879)     (1,869)         (913)
    In-Kind Redemptions......................................          --            --      27,130        18,027
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...............  (1,018,426)   (1,034,230)     85,013      (224,570)
    Translation of Foreign Currency Denominated Amounts......          --           654         382           (13)
                                                              -----------   -----------    --------     ---------
  Net Realized and Unrealized Gain (Loss)....................    (160,319)     (794,771)    180,484      (222,612)
                                                              -----------   -----------    --------     ---------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.................................................. $   253,405   $  (480,945)   $223,748     $(167,721)
                                                              ===========   ===========    ========     =========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                    The United     The
                                                     Kingdom   Continental The Canadian              The Emerging
                                                      Small       Small       Small     The Emerging   Markets
                                                     Company     Company     Company      Markets     Small Cap
                                                      Series     Series       Series       Series       Series
                                                    ---------- ----------- ------------ ------------ ------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0,
   $11,182, $3,094, $14,586 and $14,338,
   respectively)...................................  $ 72,683   $ 76,800    $  18,127    $ 102,539    $ 115,180
  Income from Securities Lending...................     1,244     10,424        2,627        5,876       32,586
                                                     --------   --------    ---------    ---------    ---------
     Total Investment Income.......................    73,927     87,224       20,754      108,415      147,766
                                                     --------   --------    ---------    ---------    ---------
Expenses
  Investment Advisory Services Fees................     2,081      3,391          730        4,259       10,250
  Accounting & Transfer Agent Fees.................       110        181           38          226          269
  Custodian Fees...................................        91        549           55        1,963        2,748
  Shareholders' Reports............................         6         10            2           10           11
  Directors'/Trustees' Fees & Expenses.............        10         15            4           20           25
  Professional Fees................................        38        136           14          172          207
  Other............................................        36         65           11          105           82
                                                     --------   --------    ---------    ---------    ---------
     Total Expenses................................     2,372      4,347          854        6,755       13,592
                                                     --------   --------    ---------    ---------    ---------
  Fees Paid Indirectly (Note C)....................        --        (10)          (2)         (31)         (15)
                                                     --------   --------    ---------    ---------    ---------
  Net Expenses.....................................     2,372      4,337          852        6,724       13,577
                                                     --------   --------    ---------    ---------    ---------
  Net Investment Income (Loss).....................    71,555     82,887       19,902      101,691      134,189
                                                     --------   --------    ---------    ---------    ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.....................    82,685    115,635       (9,138)     (99,010)      49,962
    Futures........................................        --     (4,875)          --        2,478           --
    Foreign Currency Transactions..................       144     (1,002)         149       (2,204)      (4,548)
    In-Kind Redemptions............................    42,293     58,734        8,042           --           --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency......................................      (104)    55,052     (228,267)    (686,412)    (693,734)
    Futures........................................        --        (19)          --           --           --
    Translation of Foreign Currency Denominated
     Amounts.......................................        86        (57)          11          (95)        (241)
                                                     --------   --------    ---------    ---------    ---------
  Net Realized and Unrealized Gain (Loss)..........   125,104    223,468     (229,203)    (785,243)    (648,561)
                                                     --------   --------    ---------    ---------    ---------
Net Increase (Decrease) in Net Assets Resulting
 from Operations...................................  $196,659   $306,355    $(209,301)   $(683,552)   $(514,372)
                                                     ========   ========    =========    =========    =========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                          The U.S. Large Cap Value   The DFA International     The Japanese Small
                                                   Series                 Value Series           Company Series
                                          ------------------------  -----------------------  ----------------------
                                              Year         Year         Year        Year        Year        Year
                                             Ended        Ended        Ended       Ended       Ended       Ended
                                            Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                              2015         2014         2015        2014        2015        2014
                                          -----------  -----------  -----------  ----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)........... $   413,724  $   318,905  $   313,826  $  419,781  $   43,264  $   40,128
  Net Realized Gain (Loss) on:
    Investment Securities Sold*..........     858,150      755,725      244,684     173,096      69,828      97,004
    Futures..............................         (43)          --           --          --          --          --
    Foreign Currency Transactions........          --           --       (5,879)     (1,763)     (1,869)       (567)
    In-Kind Redemptions..................          --           --           --          --      27,130          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency............................  (1,018,426)   1,319,300   (1,034,230)   (672,491)     85,013     (82,784)
    Translation of Foreign Currency
     Denominated Amounts.................          --           --          654      (1,379)        382        (535)
                                          -----------  -----------  -----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations.........................     253,405    2,393,930     (480,945)    (82,756)    223,748      53,246
                                          -----------  -----------  -----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions..........................   1,769,181    1,721,914    1,070,207   1,022,273     102,092     296,221
  Withdrawals............................  (1,305,211)    (578,150)    (705,023)   (387,981)   (199,561)   (125,682)
                                          -----------  -----------  -----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest...........     463,970    1,143,764      365,184     634,292     (97,469)    170,539
                                          -----------  -----------  -----------  ----------  ----------  ----------
     Total Increase (Decrease) in
      Net Assets.........................     717,375    3,537,694     (115,761)    551,536     126,279     223,785
Net Assets
  Beginning of Year......................  18,376,682   14,838,988    9,343,666   8,792,130   2,505,409   2,281,624
                                          -----------  -----------  -----------  ----------  ----------  ----------
  End of Year............................ $19,094,057  $18,376,682  $ 9,227,905  $9,343,666  $2,631,688  $2,505,409
                                          ===========  ===========  ===========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           The Asia Pacific Small  The United Kingdom Small  The Continental Small
                                               Company Series          Company Series           Company Series
                                           ----------------------  ----------------------   ----------------------
                                              Year        Year        Year         Year        Year        Year
                                             Ended       Ended       Ended        Ended       Ended       Ended
                                            Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                              2015        2014        2015         2014        2015        2014
                                           ----------  ----------  ----------   ----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   54,891  $   55,094  $   71,555   $   62,544  $   82,887  $   81,827
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........    (15,143)        882      82,685      111,297     115,635     116,406
    Futures...............................         --          --          --           --      (4,875)     (1,000)
    Foreign Currency Transactions.........       (913)        (18)        144         (238)     (1,002)       (321)
    In-Kind Redemptions...................     18,027          --      42,293           --      58,734          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................   (224,570)   (101,865)       (104)    (148,584)     55,052    (269,561)
    Futures...............................         --          --          --           --         (19)         --
    Translation of Foreign Currency
     Denominated Amounts..................        (13)        (11)         86          (41)        (57)       (151)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................   (167,721)    (45,918)    196,659       24,978     306,355     (72,800)
                                           ----------  ----------  ----------   ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................    119,899     315,024      12,907       17,172     454,912     106,051
  Withdrawals.............................   (177,690)    (80,818)   (121,351)     (34,539)   (259,801)    (98,740)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............    (57,791)    234,206    (108,444)     (17,367)    195,111       7,311
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................   (225,512)    188,288      88,215        7,611     501,466     (65,489)
Net Assets
  Beginning of Year.......................  1,453,786   1,265,498   1,995,898    1,988,287   3,152,277   3,217,766
                                           ----------  ----------  ----------   ----------  ----------  ----------
  End of Year............................. $1,228,274  $1,453,786  $2,084,113   $1,995,898  $3,653,743  $3,152,277
                                           ==========  ==========  ==========   ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                            The Canadian Small   The Emerging Markets    The Emerging Markets
                                              Company Series            Series             Small Cap Series
                                           -------------------  ----------------------  ----------------------
                                              Year      Year       Year        Year        Year        Year
                                             Ended     Ended      Ended       Ended       Ended       Ended
                                            Oct. 31,  Oct. 31,   Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                              2015      2014       2015        2014        2015        2014
                                           ---------  --------  ----------  ----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $  19,902  $ 20,745  $  101,691  $   99,780  $  134,189  $  110,728
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........    (9,138)   (2,865)    (99,010)    (24,811)     49,962     101,054
    Futures...............................        --        --       2,478          --          --          --
    Foreign Currency Transactions.........       149        86      (2,204)       (653)     (4,548)       (980)
    In-Kind Redemptions...................     8,042        --          --          --          --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................  (228,267)  (64,673)   (686,412)     12,344    (693,734)     20,955
    Translation of Foreign Currency
     Denominated Amounts..................        11         5         (95)        (12)       (241)       (139)
                                           ---------  --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................  (209,301)  (46,702)   (683,552)     86,648    (514,372)    231,618
                                           ---------  --------  ----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................    20,480   159,436   1,463,845     527,157     792,529     773,201
  Withdrawals.............................   (37,476)   (4,509)   (562,189)   (194,514)   (301,288)   (174,904)
                                           ---------  --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............   (16,996)  154,927     901,656     332,643     491,241     598,297
                                           ---------  --------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................  (226,297)  108,225     218,104     419,291     (23,131)    829,915
Net Assets
  Beginning of Year.......................   849,429   741,204   4,185,451   3,766,160   4,921,438   4,091,523
                                           ---------  --------  ----------  ----------  ----------  ----------
  End of Year............................. $ 623,132  $849,429  $4,403,555  $4,185,451  $4,898,307  $4,921,438
                                           =========  ========  ==========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $1,375, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                      The U.S. Large Cap Value Series
                                                      --------------------------------------------------------------
                                                          Year         Year         Year         Year        Year
                                                         Ended        Ended        Ended        Ended       Ended
                                                        Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                                          2015         2014         2013         2012        2011
---------------------------------------------------------------------------------------------------------------------
Total Return.........................................        1.32%       15.67%       35.68%       18.31%       5.69%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $19,094,057  $18,376,682  $14,838,988  $10,589,152  $9,335,107
Ratio of Expenses to Average Net Assets..............        0.11%        0.11%        0.11%        0.12%       0.12%
Ratio of Net Investment Income to Average Net Assets.        2.20%        1.90%        1.98%        2.15%       1.79%
Portfolio Turnover Rate..............................          16%          15%          15%          10%         14%
---------------------------------------------------------------------------------------------------------------------

                                                                            The DFA International Value Series
                                                              ------------------------------------------------------------
                                                                  Year         Year        Year        Year         Year
                                                                 Ended        Ended       Ended       Ended        Ended
                                                                Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                                  2015         2014        2013        2012         2011
----------------------------------------------------------------------------------------------------------------------------
Total Return.................................................      (5.35)%      (0.72)%      28.18%       3.17%      (8.04)%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $9,227,905   $9,343,666   $8,792,130  $7,238,249  $6,955,907
Ratio of Expenses to Average Net Assets......................       0.22%        0.22%        0.22%       0.24%       0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.22%        0.22%        0.22%       0.24%       0.23%
Ratio of Net Investment Income to Average Net Assets.........       3.31%        4.50%        3.20%       3.75%       3.47%
Portfolio Turnover Rate......................................         21%          17%          15%         14%          9%
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                           The Japanese Small Company Series
                                                              ----------------------------------------------------------
                                                                 Year        Year        Year        Year        Year
                                                                Ended       Ended       Ended       Ended       Ended
                                                               Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                 2015        2014        2013        2012        2011
-------------------------------------------------------------------------------------------------------------------------
Total Return.................................................       9.04%       2.46%      30.62%       0.54%      10.07%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $2,631,688  $2,505,409  $2,281,624  $1,686,731  $1,502,815
Ratio of Expenses to Average Net Assets......................       0.13%       0.13%       0.14%       0.15%       0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.13%       0.13%       0.14%       0.15%       0.14%
Ratio of Net Investment Income to Average Net Assets.........       1.69%       1.71%       1.87%       2.17%       2.07%
Portfolio Turnover Rate......................................          6%          9%         16%          7%          5%
-------------------------------------------------------------------------------------------------------------------------

                                                                         The Asia Pacific Small Company Series
                                                              ----------------------------------------------------------
                                                                  Year         Year        Year        Year        Year
                                                                 Ended        Ended       Ended       Ended       Ended
                                                                Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                  2015         2014        2013        2012        2011
--------------------------------------------------------------------------------------------------------------------------
Total Return.................................................     (11.83)%      (3.46)%      10.97%       7.48%    (5.15)%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $1,228,274   $1,453,786   $1,265,498  $1,003,860  $906,734
Ratio of Expenses to Average Net Assets......................       0.13%        0.13%        0.15%       0.16%     0.16%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.13%        0.13%        0.15%       0.16%     0.16%
Ratio of Net Investment Income to Average Net Assets.........       4.17%        3.96%        4.64%       4.26%     3.78%
Portfolio Turnover Rate......................................          7%           7%           9%         18%       17%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                        The United Kingdom Small Company Series
                                                              ----------------------------------------------------------
                                                                 Year        Year        Year        Year        Year
                                                                Ended       Ended       Ended       Ended       Ended
                                                               Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                 2015        2014        2013        2012        2011
-------------------------------------------------------------------------------------------------------------------------
Total Return.................................................       9.95%       1.22%      37.42%      23.41%       0.20%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $2,084,113  $1,995,898  $1,988,287  $1,464,838  $1,133,845
Ratio of Expenses to Average Net Assets......................       0.11%       0.11%       0.12%       0.13%       0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.11%       0.11%       0.12%       0.13%       0.13%
Ratio of Net Investment Income to Average Net Assets.........       3.44%       2.98%       3.29%       3.37%       3.76%
Portfolio Turnover Rate......................................         10%          8%         17%          6%          7%
-------------------------------------------------------------------------------------------------------------------------

                                                                          The Continental Small Company Series
                                                              -----------------------------------------------------------
                                                                 Year         Year        Year        Year         Year
                                                                Ended        Ended       Ended       Ended        Ended
                                                               Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                                 2015         2014        2013        2012         2011
---------------------------------------------------------------------------------------------------------------------------
Total Return.................................................       9.81%      (2.25)%      43.67%       2.29%     (10.75)%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $3,653,743  $3,152,277   $3,217,766  $2,245,179  $2,001,763
Ratio of Expenses to Average Net Assets......................       0.13%       0.13%        0.14%       0.16%       0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.13%       0.13%        0.14%       0.16%       0.15%
Ratio of Net Investment Income to Average Net Assets.........       2.44%       2.40%        2.67%       3.15%       2.72%
Portfolio Turnover Rate......................................         14%         13%          13%          9%         10%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                       The Canadian Small Company Series
                                                              ---------------------------------------------------
                                                                 Year       Year      Year       Year      Year
                                                                Ended      Ended     Ended      Ended     Ended
                                                               Oct. 31,   Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31,
                                                                 2015       2014      2013       2012      2011
------------------------------------------------------------------------------------------------------------------
Total Return.................................................   (25.00)%    (3.83)%     5.71%    (2.51)%     0.27%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $623,132   $849,429   $741,204  $689,086   $736,262
Ratio of Expenses to Average Net Assets......................     0.12%      0.12%      0.13%     0.15%      0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................     0.12%      0.12%      0.13%     0.15%      0.14%
Ratio of Net Investment Income to Average Net Assets.........     2.73%      2.42%      2.99%     2.29%      1.72%
Portfolio Turnover Rate......................................       18%         5%        14%       22%        24%
------------------------------------------------------------------------------------------------------------------

                                                                               The Emerging Markets Series
                                                              -----------------------------------------------------------
                                                                  Year        Year        Year        Year         Year
                                                                 Ended       Ended       Ended       Ended        Ended
                                                                Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                                  2015        2014        2013        2012         2011
---------------------------------------------------------------------------------------------------------------------------
Total Return.................................................     (14.86)%       1.74%       6.99%       4.55%      (6.44)%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $4,403,555   $4,185,451  $3,766,160  $2,913,307  $2,439,981
Ratio of Expenses to Average Net Assets......................       0.16%        0.15%       0.16%       0.20%       0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.16%        0.15%       0.16%       0.20%       0.20%
Ratio of Net Investment Income to Average Net Assets.........       2.39%        2.51%       2.38%       2.55%       2.48%
Portfolio Turnover Rate......................................          9%           5%          4%          5%         16%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                          The Emerging Markets Small Cap Series
                                                              -----------------------------------------------------------
                                                                  Year        Year        Year        Year         Year
                                                                 Ended       Ended       Ended       Ended        Ended
                                                                Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                                  2015        2014        2013        2012         2011
---------------------------------------------------------------------------------------------------------------------------
Total Return.................................................      (9.42)%       5.60%       9.41%       7.19%     (12.94)%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $4,898,307   $4,921,438  $4,091,523  $2,953,350  $1,874,926
Ratio of Expenses to Average Net Assets......................       0.26%        0.26%       0.29%       0.36%       0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.27%        0.26%       0.29%       0.36%       0.33%
Ratio of Net Investment Income to Average Net Assets.........       2.62%        2.48%       2.37%       2.48%       2.32%
Portfolio Turnover Rate......................................         18%           9%         11%         13%         18%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, nine of which are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports.

   Domestic Equity Portfolio        International Equity Portfolios
   -------------------------        -------------------------------
   The U.S. Large Cap Value Series  The DFA International Value Series
                                    The Japanese Small Company Series
                                    The Asia Pacific Small Company Series
                                    The United Kingdom Small Company Series
                                    The Continental Small Company Series
                                    The Canadian Small Company Series
                                    The Emerging Markets Series
                                    The Emerging Markets Small Cap Series

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Series recognize transfers between the levels as of the end of the period. As of October 31, 2015, The Asia Pacific Small Company Series had significant transfers of securities with a total value of $17,780 (in thousands), that transferred from Level 1 to Level 2 because the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE, which resulted in their Level 2 classification.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Series. On May 8, 2015 and June 10, 2015 at a Special Joint Meeting of Shareholders, shareholders of the Series approved new investment management agreements, which became effective July 21, 2015, that provide a uniform agreement that increases transparency and better describes all of the services that the Advisor provides to each Series. The rate charged to each Series under the new investment management agreement for investment management services is equal to the rate charged under each Series' previous investment advisory agreement with the Advisor. For the year ended October 31, 2015, the Series' investment advisory services/management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 The U.S. Large Cap Value Series......... 0.10%
                 The DFA International Value Series...... 0.20%
                 The Japanese Small Company Series....... 0.10%
                 The Asia Pacific Small Company Series... 0.10%
                 The United Kingdom Small Company Series. 0.10%
                 The Continental Small Company Series.... 0.10%
                 The Canadian Small Company Series....... 0.10%
                 The Emerging Markets Series............. 0.10%
                 The Emerging Markets Small Cap Series... 0.20%

Earned Income Credit:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series' net assets. During the year ended October 31, 2015, expenses reduced were as follows (amounts in thousands):

                                                       Fees Paid
                                                       Indirectly
              -                                        ----------
              The DFA International Value Series......    $19
              The Japanese Small Company Series.......      4
              The Asia Pacific Small Company Series...      2
              The United Kingdom Small Company Series.     --
              The Continental Small Company Series....     10
              The Canadian Small Company Series.......      2
              The Emerging Markets Series.............     31
              The Emerging Markets Small Cap Series...     15

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2015, the total related amounts paid by the Trust to the CCO were $84 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 The U.S. Large Cap Value Series......... $417
                 The DFA International Value Series......  293
                 The Japanese Small Company Series.......   66
                 The Asia Pacific Small Company Series...   35
                 The United Kingdom Small Company Series.   45
                 The Continental Small Company Series....   82
                 The Canadian Small Company Series.......   21
                 The Emerging Markets Series.............  108
                 The Emerging Markets Small Cap Series...   82

E. Purchases and Sales of Securities:

   For the year ended October 31, 2015, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                  Purchases    Sales
         -                                        ---------- ----------
         The U.S. Large Cap Value Series......... $4,001,677 $2,985,119
         The DFA International Value Series......  2,665,270  1,984,575
         The Japanese Small Company Series.......    198,581    159,333
         The Asia Pacific Small Company Series...    102,735     88,864
         The United Kingdom Small Company Series.    276,034    206,995
         The Continental Small Company Series....    867,842    463,002
         The Canadian Small Company Series.......    164,506    133,407
         The Emerging Markets Series.............  1,395,127    380,617
         The Emerging Markets Small Cap Series...  1,539,086    903,678

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    Net
                                                                                 Unrealized
                                          Federal     Unrealized   Unrealized   Appreciation
                                          Tax Cost   Appreciation Depreciation (Depreciation)
-                                        ----------- ------------ ------------ --------------
The U.S. Large Cap Value Series......... $14,362,443  $6,266,359   $(163,399)    $6,102,960
The DFA International Value Series......   9,610,599   1,293,660    (600,495)       693,165
The Japanese Small Company Series.......   2,709,273     491,340    (286,920)       204,420
The Asia Pacific Small Company Series...   1,756,672     212,258    (316,853)      (104,595)
The United Kingdom Small Company Series.   1,644,221     677,996    (141,289)       536,707
The Continental Small Company Series....   3,384,646   1,044,611    (434,069)       610,542
The Canadian Small Company Series.......   1,178,046      63,334    (279,097)      (215,763)
The Emerging Markets Series.............   4,110,214   1,080,042    (266,689)       813,353
The Emerging Markets Small Cap Series...   5,902,664     891,995    (680,957)       211,038

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. Futures Contracts: The Series may enter into futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2015, the following Series had outstanding futures contracts (dollar amounts in thousands):

                                                       Expiration Number of  Contract Unrealized
                                    Description           Date    Contracts*  Value   Gain (Loss)
                               ----------------------- ---------- ---------- -------- -----------
The Continental Small Company
  Series...................... S&P 500 Emini Index(R)   12/18/15    1,165    $120,793    $(19)

* During the year ended October 31, 2015, The Continental Small Company Series' average notional contract amount of outstanding futures contracts was $10,068 (amount in thousands).

   The following is a summary of the location of derivatives on the Series' Statements of Assets and Liabilities as of October 31, 2015:

                                  Location on the Statements of
                                     Assets and Liabilities
                                ----------------------------------
              Derivative Type         Liability Derivatives
              ---------------   ----------------------------------
              Equity contracts  Payables: Futures Margin Variation

   The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of October 31, 2015 (amounts in thousands):

                                              Liability Derivatives Value
        -                                     ------------------------
                                                Total Value
                                                     at          Equity
                                              October 31, 2015  Contracts
        -                                     ----------------  ---------
        The Continental Small Company Series.       $(19)         $(19)*

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the year ended October 31, 2015 (amounts in thousands):

Derivative Type             Location of Gain (Loss) on Derivatives Recognized in Income
---------------             -----------------------------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions

Equity contracts            Net Realized Gain (Loss) on: Futures

                            Change in Unrealized Appreciation (Depreciation) of:
                              Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2015 (amounts in thousands):

                                               Realized Gain (Loss) on
                                             Derivatives Recognized in Income
                                             -------------------------------
                                                         Foreign
                                                        Exchange    Equity
                                              Total     Contracts  Contracts
                                              -------   ---------  ---------
      The U.S. Large Cap Value Series*...... $   (43)       --      $   (43)
      The DFA International Value Series....      14       $14           --
      The Continental Small Company Series..  (4,875)       --       (4,875)
      The Emerging Markets Series**.........   2,474        (4)       2,478
      The Emerging Markets Small Cap Series.       1         1           --

                                                 Change in Unrealized
                                             Appreciation (Depreciation) on
                                             Derivatives Recognized in Income
                                             -------------------------------
                                                         Foreign
                                                        Exchange    Equity
                                             Total      Contracts  Contracts
                                              -------   ---------  ---------
      The Continental Small Company Series.. $   (19)       --      $   (19)

* During the year ended October 31, 2015, the U.S. Large Cap Value Series' average notional contract amount of outstanding futures contracts was $7,052 (in thousands).

**As of October 31, 2015, there were no futures contracts outstanding. During the year ended October 31, 2015, the Series had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. A line of credit with similar terms was in effect through March 31, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 9, 2015. A line of credit with similar terms was in effect through January 8, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the year ended October 31, 2015, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                           Weighted      Weighted    Number of   Interest Maximum Amount
                                            Average      Average        Days     Expense  Borrowed During
                                         Interest Rate Loan Balance Outstanding* Incurred   the Period
                                         ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series.........     0.96%       $31,642         68        $60       $162,215
The DFA International Value Series......     0.87%         7,575         44          8         54,121
The Japanese Small Company Series.......     0.87%         5,552         10          1         17,597
The Asia Pacific Small Company Series...     0.86%         2,621         26          2         10,948
The United Kingdom Small Company Series.     0.85%         4,186         11          1         23,419
The Continental Small Company Series....     0.86%           247          7         --            630
The Emerging Markets Series.............     0.92%        16,820         30         12         73,594
The Emerging Markets Small Cap Series...     0.87%         7,134         28          5         21,081

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2015, that each Series' available line of credit was utilized.

   As of October 31, 2015, The Emerging Markets Series had a loan outstanding in the amount of $26,898 (in thousands).

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Series did not utilize the interfund lending program during the year ended October 31, 2015.

I. Affiliated Trades:

   Cross trades for the year ended October 31, 2015, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2015, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

           Portfolio                              Purchases  Sales
           ---------                              --------- --------
           The U.S. Large Cap Value Series....... $202,520  $158,986
           The Canadian Small Company Series.....   11,242       211
           The Continental Small Company Series..   39,639    27,329
           The Emerging Markets Series...........       92     2,682
           The Asia Pacific Small Company Series.   10,200        48
           The Japanese Small Company Series.....    4,576       365
           The Emerging Markets Small Cap Series.      112     2,660
           The DFA International Value Series....   13,246    27,621

J. Securities Lending:

   As of October 31, 2015, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. In addition, the following Series received non-cash collateral consisting of short and/or long term U.S. government securities (amounts in thousands):

                                                        Market
                                                        Value
                                                       --------
                The U.S. Large Cap Value Series....... $583,516
                The DFA International Value Series....    3,425
                The Japanese Small Company Series.....    8,228
                The Asia Pacific Small Company Series.   17,196
                The Canadian Small Company Series.....    3,527
                The Emerging Markets Series...........  168,133
                The Emerging Markets Small Cap Series.  341,796

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. In-Kind Redemptions:

   In accordance with guidelines described in the Series' registration statement, the Series may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, a Series recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceed the cost of those securities and a loss on in-kind redemptions to the extent the cost of the distributed securities on the date of redemption exceeds the value of those securities. Gains and losses realized on in-kind redemptions generally are not recognized for tax purposes.

   During the year ended October 31, 2015, the Series realized net gains (losses) on in-kind redemptions as follows:

                The Japanese Small Company Series....... $27,130
                The Asia Pacific Small Company Series...  18,027
                The United Kingdom Small Company Series.  42,293
                The Continental Small Company Series....  58,734
                The Canadian Small Company Series.......   8,042

M. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value.
Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

N. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and
Shareholders of the Series, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodians, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2015

                      RESULTS OF THE SHAREHOLDER MEETING

                                  (Unaudited)

On May 8, 2015 and June 10, 2015, The DFA Investment Trust Company ("DFAITC") held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DFAITC and the Series, including, among other items, the election of Trustees, the approval of an updated investment management agreement, and the amendment of certain fundamental investment limitations. The shareholders of the Series approved each of the applicable proposals for DFAITC and the Series presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by each Series. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DFAITC

Proposal 1: Election of Directors/Trustees*

                                            % Voted % FOR             % Voted  % WITHHOLD
                                   FOR        FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ------------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 3,799,690,199 99.00%  99.00% 38,401,017  1.00%     1.00%
(b) George M. Constantinides. 3,805,482,510 99.15%  99.15% 32,608,707  0.85%     0.85%
(c) John P. Gould............ 3,805,511,230 99.15%  99.15% 32,579,986  0.85%     0.85%
(d) Roger G. Ibbotson........ 3,805,697,022 99.16%  99.16% 32,394,194  0.84%     0.84%
(e) Edward P. Lazear......... 3,803,361,554 99.10%  99.10% 34,729,663  0.90%     0.90%
(f) Eduardo A. Repetto....... 3,805,386,852 99.15%  99.15% 32,704,365  0.85%     0.85%
(g) Myron S. Scholes......... 3,804,518,074 99.13%  99.13% 33,573,142  0.87%     0.87%
(h) Abbie J. Smith........... 3,799,720,532 99.00%  99.00% 38,370,685  1.00%     1.00%

*  Results are for all Series within DFAITC

The Asia Pacific Small Company Series

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 37,825,591 99.09%  99.09% 345,511   0.91%     0.91%
(b) George M. Constantinides. 37,884,069 99.25%  99.25% 287,033   0.75%     0.75%
(c) John P. Gould............ 37,861,311 99.19%  99.19% 309,791   0.81%     0.81%
(d) Roger G. Ibbotson........ 37,884,385 99.25%  99.25% 286,717   0.75%     0.75%
(e) Edward P. Lazear......... 37,780,396 98.98%  98.98% 390,706   1.02%     1.02%
(f) Eduardo A. Repetto....... 37,885,052 99.25%  99.25% 286,050   0.75%     0.75%
(g) Myron S. Scholes......... 37,862,827 99.19%  99.19% 308,275   0.81%     0.81%
(h) Abbie J. Smith........... 37,754,855 98.91%  98.91% 416,247   1.09%     1.09%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
37,709,554  98.79%  98.79% 173,360  0.45%    0.45%   288,189  0.75%    0.75%      0      0.00%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
37,771,298  98.95%  98.95% 122,158  0.32%    0.32%   277,646  0.73%    0.73%      0      0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- -------- --------
35,989,596  94.28%  94.28% 314,133  0.82%    0.82%   1,867,373  4.89%    4.89%      0      0.00%

The Canadian Small Company Series

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 74,114,863 99.09%  99.09% 676,990   0.91%     0.91%
(b) George M. Constantinides. 74,229,444 99.25%  99.25% 562,409   0.75%     0.75%
(c) John P. Gould............ 74,184,852 99.19%  99.19% 607,001   0.81%     0.81%
(d) Roger G. Ibbotson........ 74,230,063 99.25%  99.25% 561,790   0.75%     0.75%
(e) Edward P. Lazear......... 74,026,309 98.98%  98.98% 765,544   1.02%     1.02%
(f) Eduardo A. Repetto....... 74,231,370 99.25%  99.25% 560,483   0.75%     0.75%
(g) Myron S. Scholes......... 74,187,823 99.19%  99.19% 604,030   0.81%     0.81%
(h) Abbie J. Smith........... 73,976,265 98.91%  98.91% 815,588   1.09%     1.09%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
74,008,482  98.95%  98.95% 239,355  0.32%    0.32%   544,016  0.73%    0.73%      0      0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- -------- --------
70,517,448  94.28%  94.28% 615,506  0.82%    0.82%   3,658,897  4.89%    4.89%      0      0.00%

The Continental Small Company Series

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 49,825,575 99.60%  99.60% 200,693   0.40%     0.40%
(b) George M. Constantinides. 49,714,697 99.38%  99.38% 311,571   0.62%     0.62%
(c) John P. Gould............ 49,825,575 99.60%  99.60% 200,693   0.40%     0.40%
(d) Roger G. Ibbotson........ 49,825,575 99.60%  99.60% 200,693   0.40%     0.40%
(e) Edward P. Lazear......... 49,752,736 99.45%  99.45% 273,532   0.55%     0.55%
(f) Eduardo A. Repetto....... 49,656,864 99.26%  99.26% 369,404   0.74%     0.74%
(g) Myron S. Scholes......... 49,825,575 99.60%  99.60% 200,693   0.40%     0.40%
(h) Abbie J. Smith........... 49,840,567 99.63%  99.63% 185,701   0.37%     0.37%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
49,716,647  99.38%  99.38% 177,160  0.35%    0.35%   132,461  0.26%    0.26%      0      0.00%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
49,818,048  99.58%  99.58% 75,760   0.15%    0.15%   132,461  0.26%    0.26%      0      0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
49,685,627  99.32%  99.32% 99,864   0.20%    0.20%   240,777  0.48%    0.48%      0      0.00%

The DFA International Value Series

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 453,108,126 98.04%  98.04%  9,076,149  1.96%     1.96%
(b) George M. Constantinides. 453,092,853 98.03%  98.03%  9,091,422  1.97%     1.97%
(c) John P. Gould............ 453,054,483 98.02%  98.02%  9,129,792  1.98%     1.98%
(d) Roger G. Ibbotson........ 453,258,273 98.07%  98.07%  8,926,002  1.93%     1.93%
(e) Edward P. Lazear......... 452,856,321 97.98%  97.98%  9,327,954  2.02%     2.02%
(f) Eduardo A. Repetto....... 453,239,258 98.06%  98.06%  8,945,017  1.94%     1.94%
(g) Myron S. Scholes......... 452,508,790 97.91%  97.91%  9,675,485  2.09%     2.09%
(h) Abbie J. Smith........... 451,301,977 97.65%  97.65% 10,882,298  2.35%     2.35%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR            % Voted % AGAINST            % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ --------- ------- --------- ---------- ------- --------- -------- --------
446,738,866  96.66%  96.66% 3,751,643  0.81%    0.81%   11,693,766  2.53%    2.53%      0      0.00%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- -------- --------
451,111,642  97.60%  97.60% 3,045,299  0.66%    0.66%   8,027,334  1.74%    1.74%      0      0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- -------- --------
450,666,784  97.51%  97.51% 3,477,535  0.75%    0.75%   8,039,955  1.74%    1.74%      0      0.00%

The Emerging Markets Series

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR            % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ---------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 87,739,395 98.78%  98.78% 1,079,518  1.22%     1.22%
(b) George M. Constantinides. 87,783,464 98.83%  98.83% 1,035,449  1.17%     1.17%
(c) John P. Gould............ 87,769,909 98.82%  98.82% 1,049,004  1.18%     1.18%
(d) Roger G. Ibbotson........ 87,791,579 98.84%  98.84% 1,027,334  1.16%     1.16%
(e) Edward P. Lazear......... 87,789,929 98.84%  98.84% 1,028,984  1.16%     1.16%
(f) Eduardo A. Repetto....... 87,796,912 98.85%  98.85% 1,022,001  1.15%     1.15%
(g) Myron S. Scholes......... 87,705,313 98.75%  98.75% 1,113,600  1.25%     1.25%
(h) Abbie J. Smith........... 85,316,269 96.06%  96.06% 3,502,644  3.94%     3.94%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- -------- --------
86,745,802  97.67%  97.67% 423,439  0.48%    0.48%   1,649,672  1.86%    1.86%      0      0.00%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- -------- --------
86,818,736  97.75%  97.75% 361,262  0.41%    0.41%   1,638,915  1.85%    1.85%      0      0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- -------- --------
86,581,315  97.48%  97.48% 589,368  0.66%    0.66%   1,648,230  1.86%    1.86%      0      0.00%

The Emerging Markets Small Cap Series

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 86,064,678 99.33%  99.33% 584,535   0.67%     0.67%
(b) George M. Constantinides. 86,156,588 99.43%  99.43% 492,625   0.57%     0.57%
(c) John P. Gould............ 86,153,304 99.43%  99.43% 495,909   0.57%     0.57%
(d) Roger G. Ibbotson........ 86,160,010 99.44%  99.44% 489,203   0.56%     0.56%
(e) Edward P. Lazear......... 86,164,175 99.44%  99.44% 485,038   0.56%     0.56%
(f) Eduardo A. Repetto....... 86,156,406 99.43%  99.43% 492,807   0.57%     0.57%
(g) Myron S. Scholes......... 85,967,163 99.21%  99.21% 682,050   0.79%     0.79%
(h) Abbie J. Smith........... 86,048,153 99.31%  99.31% 601,060   0.69%     0.69%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR            % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S  AGAINST  AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ --------- ------- --------- ------- ------- --------- -------- --------
80,880,220  93.34%  93.34% 5,436,765  6.27%    6.27%   332,228  0.38%    0.38%      0      0.00%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR            % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S  AGAINST  AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ --------- ------- --------- ------- ------- --------- -------- --------
81,015,334  93.50%  93.50% 5,302,501  6.12%    6.12%   331,378  0.38%    0.38%      0      0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR            % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S  AGAINST  AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ --------- ------- --------- ------- ------- --------- -------- --------
79,459,175  91.70%  91.70% 6,851,692  7.91%    7.91%   338,346  0.39%    0.39%      0      0.00%

The Japanese Small Company Series

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 193,237,882 97.35%  97.35% 5,252,567  2.65%     2.65%
(b) George M. Constantinides. 198,429,120 99.97%  99.97%    61,329  0.03%     0.03%
(c) John P. Gould............ 198,429,120 99.97%  99.97%    61,329  0.03%     0.03%
(d) Roger G. Ibbotson........ 198,429,120 99.97%  99.97%    61,329  0.03%     0.03%
(e) Edward P. Lazear......... 198,328,109 99.92%  99.92%   162,340  0.08%     0.08%
(f) Eduardo A. Repetto....... 198,328,109 99.92%  99.92%   162,340  0.08%     0.08%
(g) Myron S. Scholes......... 198,429,120 99.97%  99.97%    61,329  0.03%     0.03%
(h) Abbie J. Smith........... 198,429,120 99.97%  99.97%    61,329  0.03%     0.03%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
198,276,661  99.89%  99.89% 161,294  0.08%    0.08%   52,494   0.03%    0.03%      0      0.00%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
198,399,694  99.95%  99.95% 47,095   0.02%    0.02%   43,660   0.02%    0.02%      0      0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
198,275,868  99.89%  99.89% 85,473   0.04%    0.04%   129,108  0.07%    0.07%      0      0.00%

The U.S. Large Cap Value Series

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 503,434,059 96.62%  96.62% 17,618,695  3.38%     3.38%
(b) George M. Constantinides. 503,597,746 96.65%  96.65% 17,455,008  3.35%     3.35%
(c) John P. Gould............ 503,629,830 96.66%  96.66% 17,422,924  3.34%     3.34%
(d) Roger G. Ibbotson........ 503,593,033 96.65%  96.65% 17,459,721  3.35%     3.35%
(e) Edward P. Lazear......... 503,745,656 96.68%  96.68% 17,307,098  3.32%     3.32%
(f) Eduardo A. Repetto....... 503,700,147 96.67%  96.67% 17,352,607  3.33%     3.33%
(g) Myron S. Scholes......... 503,511,500 96.63%  96.63% 17,541,254  3.37%     3.37%
(h) Abbie J. Smith........... 502,444,591 96.43%  96.43% 18,608,163  3.57%     3.57%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST            % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ --------- ------- --------- ---------- ------- --------- -------- --------
499,168,394  95.80%  95.80% 3,282,049  0.63%    0.63%   18,602,311  3.57%    3.57%      0      0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST            % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ --------- ------- --------- ---------- ------- --------- -------- --------
490,697,537  94.17%  94.17% 5,690,048  1.09%    1.09%   24,665,169  4.73%    4.73%      0      0.00%

The United Kingdom Small Company Series

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 32,561,746 99.72%  99.72%  90,487   0.28%     0.28%
(b) George M. Constantinides. 32,561,746 99.72%  99.72%  90,487   0.28%     0.28%
(c) John P. Gould............ 32,561,746 99.72%  99.72%  90,487   0.28%     0.28%
(d) Roger G. Ibbotson........ 32,561,746 99.72%  99.72%  90,487   0.28%     0.28%
(e) Edward P. Lazear......... 32,446,368 99.37%  99.37% 205,865   0.63%     0.63%
(f) Eduardo A. Repetto....... 32,488,097 99.50%  99.50% 164,136   0.50%     0.50%
(g) Myron S. Scholes......... 32,561,746 99.72%  99.72%  90,487   0.28%     0.28%
(h) Abbie J. Smith........... 32,561,746 99.72%  99.72%  90,487   0.28%     0.28%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
32,393,955  99.21%  99.21% 228,811  0.70%    0.70%   29,468   0.09%    0.09%      0      0.00%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
32,581,959  99.78%  99.78% 40,807   0.12%    0.12%   29,467   0.09%    0.09%      0      0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
32,364,627  99.12%  99.12% 60,545   0.19%    0.19%   227,061  0.70%    0.70%      0      0.00%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DIMENSIONAL EMERGING MARKETS VALUE FUND VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                    [CHART]


                  Dimensional Emerging      MSCI Emerging Markets
                   Markets Value Fund       Index (net dividends)
                 --------------------       --------------------
10/1/2005               $10,000                    $10,000
11/1/2005                10,742                     10,827
12/1/2005                11,420                     11,467
 1/1/2006                12,517                     12,748
 2/1/2006                12,568                     12,733
 3/1/2006                12,998                     12,845
 4/1/2006                14,133                     13,760
 5/1/2006                12,609                     12,318
 6/1/2006                12,497                     12,288
 7/1/2006                12,798                     12,461
 8/1/2006                13,031                     12,779
 9/1/2006                13,301                     12,885
10/1/2006                14,229                     13,497
11/1/2006                15,273                     14,500
12/1/2006                15,814                     15,153
 1/1/2007                16,063                     14,993
 2/1/2007                16,159                     14,904
 3/1/2007                17,006                     15,496
 4/1/2007                18,367                     16,231
 5/1/2007                19,769                     17,019
 6/1/2007                20,337                     17,816
 7/1/2007                21,307                     18,756
 8/1/2007                20,627                     18,358
 9/1/2007                22,489                     20,385
10/1/2007                24,965                     22,659
11/1/2007                23,153                     21,052
12/1/2007                23,124                     21,126
 1/1/2008                20,831                     18,490
 2/1/2008                21,669                     19,855
 3/1/2008                20,945                     18,804
 4/1/2008                22,567                     20,330
 5/1/2008                22,769                     20,707
 6/1/2008                20,128                     18,641
 7/1/2008                19,739                     17,938
 8/1/2008                18,057                     16,506
 9/1/2008                14,944                     13,617
10/1/2008                10,308                      9,890
11/1/2008                 9,530                      9,146
12/1/2008                10,706                      9,859
 1/1/2009                 9,744                      9,222
 2/1/2009                 8,916                      8,702
 3/1/2009                10,463                      9,953
 4/1/2009                12,522                     11,609
 5/1/2009                15,347                     13,593
 6/1/2009                15,161                     13,409
 7/1/2009                17,201                     14,917
 8/1/2009                17,337                     14,864
 9/1/2009                18,942                     16,213
10/1/2009                18,497                     16,233
11/1/2009                19,684                     16,930
12/1/2009                20,667                     17,599
 1/1/2010                19,497                     16,618
 2/1/2010                19,655                     16,676
 3/1/2010                21,388                     18,022
 4/1/2010                21,534                     18,241
 5/1/2010                19,287                     16,636
 6/1/2010                19,408                     16,514
 7/1/2010                21,214                     17,889
 8/1/2010                20,833                     17,542
 9/1/2010                23,343                     19,491
10/1/2010                24,149                     20,057
11/1/2010                23,376                     19,528
12/1/2010                25,327                     20,921
 1/1/2011                24,538                     20,354
 2/1/2011                24,141                     20,164
 3/1/2011                25,534                     21,349
 4/1/2011                26,453                     22,012
 5/1/2011                25,453                     21,434
 6/1/2011                24,934                     21,104
 7/1/2011                24,736                     21,011
 8/1/2011                22,234                     19,133
 9/1/2011                18,250                     16,344
10/1/2011                20,655                     18,508
11/1/2011                19,615                     17,275
12/1/2011                18,918                     17,067
 1/1/2012                21,550                     19,003
 2/1/2012                22,866                     20,141
 3/1/2012                21,890                     19,468
 4/1/2012                21,186                     19,236
 5/1/2012                18,846                     17,079
 6/1/2012                19,704                     17,738
 7/1/2012                19,586                     18,084
 8/1/2012                19,866                     18,024
 9/1/2012                21,149                     19,111
10/1/2012                20,882                     18,995
11/1/2012                21,121                     19,236
12/1/2012                22,667                     20,177
 1/1/2013                23,040                     20,455
 2/1/2013                22,663                     20,198
 3/1/2013                22,477                     19,850
 4/1/2013                22,679                     20,000
 5/1/2013                22,040                     19,487
 6/1/2013                20,190                     18,246
 7/1/2013                20,590                     18,437
 8/1/2013                20,161                     18,120
 9/1/2013                21,655                     19,298
10/1/2013                22,643                     20,236
11/1/2013                22,109                     19,940
12/1/2013                21,894                     19,652
 1/1/2014                20,372                     18,376
 2/1/2014                20,829                     18,984
 3/1/2014                21,765                     19,567
 4/1/2014                21,914                     19,633
 5/1/2014                22,813                     20,318
 6/1/2014                23,416                     20,858
 7/1/2014                23,866                     21,261
 8/1/2014                24,404                     21,740
 9/1/2014                22,416                     20,129
10/1/2014                22,396                     20,366
11/1/2014                22,032                     20,151
12/1/2014                21,016                     19,222
 1/1/2015                20,850                     19,337
 2/1/2015                21,599                     19,936
 3/1/2015                20,999                     19,652
 4/1/2015                23,088                     21,164
 5/1/2015                22,068                     20,316
 6/1/2015                21,376                     19,789
 7/1/2015                19,671                     18,417
 8/1/2015                17,890                     16,751           Past performance is not predictive of
 9/1/2015                17,299                     16,247           future performance.
10/1/2015                18,376                     17,406           The returns shown do not reflect the
                                                                     deduction of taxes that a shareholder
         Average Annual        One        Five        Ten            would pay on fund distributions or the
         Total Return          Year       Years      Years           redemption of fund shares.
         ------------------------------------------------------      MSCI data copyright MSCI 2015, all
                              -17.95%     -5.32%     6.27%           rights reserved.

--------------------------------------------------------------------------------

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      MANAGEMENT DISCUSSION AND ANALYSIS
                                  (Unaudited)


 International Equity Market Review          12 Months Ended October 31, 2015

   Emerging markets had weaker performance over the period than non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------

                                                Return in U.S. Dollars
         -                                      ----------------------
         MSCI Emerging Markets Index...........         -14.53%
         MSCI Emerging Markets Small Cap Index.          -8.61%
         MSCI Emerging Markets Value Index.....         -17.62%
         MSCI Emerging Markets Growth Index....         -11.50%

   During the period, the U.S. dollar (USD) appreciated against most emerging markets currencies, decreasing USD-denominated returns in emerging markets.

                      12 Months Ended October 31, 2015
                       --------------------------------

Ten Largest Emerging Markets by Market Cap  Local Return Return in U.S. Dollars
------------------------------------------  ------------ ----------------------
              China........................     -0.76%            -0.70%
              Korea........................     -0.03%            -6.28%
              Taiwan.......................     -2.50%            -8.65%
              India........................     -2.15%            -8.06%
              South Africa.................      7.82%           -13.73%
              Brazil.......................    -15.36%           -45.97%
              Mexico.......................      0.26%           -18.22%
              Russia.......................      8.87%           -20.92%
              Malaysia.....................     -8.60%           -30.02%
              Indonesia....................    -12.35%           -22.61%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

Dimensional Emerging Markets Value Fund

   The Dimensional Emerging Markets Value Fund is designed to capture the returns of value stocks of large and small companies in selected emerging markets. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Fund held approximately 2,300 securities across 19 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Fund's assets.

   For the 12 months ended October 31, 2015, total returns were -17.95% for the Fund and -14.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Fund's diversified investment approach, performance was generally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Fund invests primarily in value stocks while the Index is neutral with regard to value or growth stocks. Emerging markets value stocks generally underperformed during the period, which was the primary driver of the Fund's relative underperformance.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               Six Months Ended October 31, 2015
EXPENSE TABLES
                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         05/01/15  10/31/15    Ratio*   Period*
                                         --------- --------- ---------- --------
Dimensional Emerging Markets Value Fund
---------------------------------------
Actual Fund Return...................... $1,000.00 $  795.90    0.15%    $0.68
Hypothetical 5% Annual Return........... $1,000.00 $1,024.45    0.15%    $0.77

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on September 29, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                    Dimensional Emerging Markets Value Fund
              Consumer Discretionary.......................   8.8%
              Consumer Staples.............................   5.4%
              Energy.......................................  11.9%
              Financials...................................  33.9%
              Health Care..................................   0.5%
              Industrials..................................  11.9%
              Information Technology.......................   8.1%
              Materials....................................  15.6%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   1.7%
              Utilities....................................   2.2%
                                                            -----
                                                            100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
COMMON STOCKS -- (90.4%)
BRAZIL -- (4.3%)
    BM&FBovespa SA......................................  27,909,603 $   82,522,759            0.6%
#*  Petroleo Brasileiro SA Sponsored ADR................  21,223,195    103,569,192            0.7%
    Vale SA Sponsored ADR...............................  19,427,065     84,702,003            0.6%
    Other Securities....................................                426,443,780            2.7%
                                                                     --------------           -----
TOTAL BRAZIL............................................                697,237,734            4.6%
                                                                     --------------           -----

CHILE -- (1.5%)
    Enersis SA Sponsored ADR............................   5,571,144     73,817,658            0.5%
    Other Securities....................................                164,305,871            1.1%
                                                                     --------------           -----
TOTAL CHILE.............................................                238,123,529            1.6%
                                                                     --------------           -----

CHINA -- (14.0%)
    Agricultural Bank of China, Ltd. Class H............ 199,469,000     81,821,460            0.6%
    Bank of China, Ltd. Class H......................... 579,431,817    273,237,620            1.8%
    China Construction Bank Corp. Class H............... 567,119,101    411,022,909            2.7%
    China Petroleum & Chemical Corp. ADR................   1,111,578     80,122,528            0.5%
#   China Unicom Hong Kong, Ltd. ADR....................   7,257,121     89,117,446            0.6%
    Industrial & Commercial Bank of China, Ltd. Class H. 315,696,996    200,248,210            1.3%
    Other Securities....................................              1,129,151,994            7.5%
                                                                     --------------           -----
TOTAL CHINA.............................................              2,264,722,167           15.0%
                                                                     --------------           -----

COLOMBIA -- (0.2%)
    Other Securities....................................                 27,307,607            0.2%
                                                                     --------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................                 39,873,421            0.3%
                                                                     --------------           -----

GREECE -- (0.1%)
    Other Securities....................................                 11,242,260            0.1%
                                                                     --------------           -----

HUNGARY -- (0.5%)
    OTP Bank P.L.C......................................   3,475,169     67,250,529            0.4%
    Other Securities....................................                 10,499,068            0.1%
                                                                     --------------           -----
TOTAL HUNGARY...........................................                 77,749,597            0.5%
                                                                     --------------           -----

INDIA -- (10.5%)
    ICICI Bank, Ltd. Sponsored ADR......................  16,722,630    144,149,070            1.0%
    Reliance Industries, Ltd............................  20,856,155    301,676,785            2.0%
    State Bank of India.................................  19,322,648     69,888,011            0.5%
*   Tata Motors, Ltd....................................  10,219,832     60,331,831            0.4%
    Other Securities....................................              1,121,959,003            7.4%
                                                                     --------------           -----
TOTAL INDIA.............................................              1,698,004,700           11.3%
                                                                     --------------           -----

INDONESIA -- (2.4%)
    Other Securities....................................                390,190,631            2.6%
                                                                     --------------           -----

ISRAEL -- (0.0%)
    Other Securities....................................                          3            0.0%
                                                                     --------------           -----

MALAYSIA -- (3.5%)
    Other Securities....................................                566,388,312            3.7%
                                                                     --------------           -----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
MEXICO -- (6.2%)
    Alfa S.A.B. de C.V. Class A.........................  36,207,006 $   75,054,056            0.5%
#*  Cemex S.A.B. de C.V. Sponsored ADR..................  13,933,905     87,922,941            0.6%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................   2,168,951    214,921,354            1.4%
    Grupo Financiero Banorte S.A.B. de C.V..............  21,258,812    113,811,570            0.8%
    Grupo Mexico S.A.B. de C.V. Series B................  27,784,953     67,722,227            0.5%
    Other Securities....................................                439,975,580            2.8%
                                                                     --------------           -----
TOTAL MEXICO............................................                999,407,728            6.6%
                                                                     --------------           -----

PHILIPPINES -- (1.2%)
    Other Securities....................................                199,749,737            1.3%
                                                                     --------------           -----

POLAND -- (1.9%)
    KGHM Polska Miedz SA................................   2,445,575     56,776,719            0.4%
    PGE Polska Grupa Energetyczna SA....................  14,763,329     54,952,558            0.4%
#   Polski Koncern Naftowy Orlen SA.....................   4,821,675     78,224,224            0.5%
    Other Securities....................................                122,739,035            0.8%
                                                                     --------------           -----
TOTAL POLAND............................................                312,692,536            2.1%
                                                                     --------------           -----

RUSSIA -- (2.1%)
    Gazprom PAO Sponsored ADR...........................  65,148,616    274,557,897            1.8%
    Other Securities....................................                 59,528,568            0.4%
                                                                     --------------           -----
TOTAL RUSSIA............................................                334,086,465            2.2%
                                                                     --------------           -----

SOUTH AFRICA -- (7.8%)
    Barclays Africa Group, Ltd..........................   5,869,836     75,226,902            0.5%
    Nedbank Group, Ltd..................................   3,612,203     60,045,689            0.4%
    Sanlam, Ltd.........................................  16,663,544     75,281,328            0.5%
    Sasol, Ltd..........................................   2,355,745     75,481,998            0.5%
    Standard Bank Group, Ltd............................  17,509,455    181,925,436            1.2%
#   Steinhoff International Holdings, Ltd...............  27,223,846    166,431,274            1.1%
    Other Securities....................................                633,912,893            4.2%
                                                                     --------------           -----
TOTAL SOUTH AFRICA......................................              1,268,305,520            8.4%
                                                                     --------------           -----

SOUTH KOREA -- (14.6%)
#   Hana Financial Group, Inc...........................   3,334,337     81,087,678            0.6%
#   Hyundai Motor Co....................................   1,078,089    147,261,123            1.0%
    KB Financial Group, Inc.............................   1,730,536     54,825,731            0.4%
    KB Financial Group, Inc. ADR........................   3,077,876     97,045,430            0.7%
#   LG Corp.............................................   1,044,400     60,430,868            0.4%
#   LG Electronics, Inc.................................   1,776,548     76,270,868            0.5%
#   POSCO...............................................     632,815    101,763,525            0.7%
#   POSCO ADR...........................................   1,579,642     63,233,069            0.4%
    Shinhan Financial Group Co., Ltd....................   3,885,795    148,302,300            1.0%
#   Shinhan Financial Group Co., Ltd. ADR...............   1,556,685     59,698,869            0.4%
    SK Holdings Co., Ltd................................     292,740     68,428,148            0.5%
*   SK Innovation Co., Ltd..............................     640,023     66,363,000            0.5%
    Other Securities....................................              1,340,729,543            8.6%
                                                                     --------------           -----
TOTAL SOUTH KOREA.......................................              2,365,440,152           15.7%
                                                                     --------------           -----

TAIWAN -- (14.6%)
#   First Financial Holding Co., Ltd.................... 146,481,416     70,941,315            0.5%
#   Fubon Financial Holding Co., Ltd....................  91,243,471    147,478,747            1.0%
#   Mega Financial Holding Co., Ltd..................... 121,989,915     88,888,270            0.6%
#   Pegatron Corp.......................................  27,193,998     66,452,937            0.5%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                          Percentage
                                              Shares        Value++     of Net Assets**
                                              ------        -------     ---------------
TAIWAN -- (Continued)
#     United Microelectronics Corp......... 217,495,681 $    79,324,196            0.5%
      Other Securities.....................               1,904,549,200           12.5%
                                                        ---------------          ------
TOTAL TAIWAN...............................               2,357,634,665           15.6%
                                                        ---------------          ------

THAILAND -- (3.0%)
      PTT PCL..............................  19,096,000     147,646,025            1.0%
      Other Securities.....................                 340,353,667            2.2%
                                                        ---------------          ------
TOTAL THAILAND.............................                 487,999,692            3.2%
                                                        ---------------          ------

TURKEY -- (1.8%)
      Other Securities.....................                 282,663,633            1.9%
                                                        ---------------          ------
TOTAL COMMON STOCKS........................              14,618,820,089           96.9%
                                                        ---------------          ------

PREFERRED STOCKS -- (2.3%)
BRAZIL -- (2.2%)
#*    Petroleo Brasileiro SA Sponsored ADR.  22,171,529      88,464,401            0.6%
      Vale SA..............................  26,922,000      97,935,556            0.7%
      Other Securities.....................                 178,526,745            1.1%
                                                        ---------------          ------
TOTAL BRAZIL...............................                 364,926,702            2.4%
                                                        ---------------          ------

CHILE -- (0.0%)
      Other Securities.....................                      58,113            0.0%
                                                        ---------------          ------

COLOMBIA -- (0.1%)
      Other Securities.....................                  12,507,410            0.1%
                                                        ---------------          ------
TOTAL PREFERRED STOCKS.....................                 377,492,225            2.5%
                                                        ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
      Other Securities.....................                      32,066            0.0%
                                                        ---------------          ------

MALAYSIA -- (0.0%)
      Other Securities.....................                     247,122            0.0%
                                                        ---------------          ------

POLAND -- (0.0%)
      Other Securities.....................                          --            0.0%
                                                        ---------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities.....................                     880,170            0.0%
                                                        ---------------          ------

TAIWAN -- (0.0%)
      Other Securities.....................                          --            0.0%
TOTAL RIGHTS/WARRANTS......................                   1,159,358            0.0%
                                                        ---------------          ------
TOTAL INVESTMENT SECURITIES................              14,997,471,672
                                                        ---------------

SECURITIES LENDING COLLATERAL -- (7.3%)
(S)@  DFA Short Term Investment Fund....... 101,513,583   1,174,512,160            7.8%
                                                        ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $19,193,170,809).................               $16,171,983,832          107.2%
                                                        ===============          ======

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


Summary of the Fund's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Brazil...................... $  269,349,848 $   427,887,886   --    $   697,237,734
  Chile.......................     80,710,975     157,412,554   --        238,123,529
  China.......................    198,523,609   2,066,198,558   --      2,264,722,167
  Colombia....................     27,307,607              --   --         27,307,607
  Czech Republic..............             --      39,873,421   --         39,873,421
  Greece......................             --      11,242,260   --         11,242,260
  Hungary.....................             --      77,749,597   --         77,749,597
  India.......................    159,698,710   1,538,305,990   --      1,698,004,700
  Indonesia...................      5,925,352     384,265,279   --        390,190,631
  Israel......................             --               3   --                  3
  Malaysia....................             --     566,388,312   --        566,388,312
  Mexico......................    999,406,808             920   --        999,407,728
  Philippines.................             --     199,749,737   --        199,749,737
  Poland......................             --     312,692,536   --        312,692,536
  Russia......................        431,452     333,655,013   --        334,086,465
  South Africa................    148,029,244   1,120,276,276   --      1,268,305,520
  South Korea.................    258,167,871   2,107,272,281   --      2,365,440,152
  Taiwan......................     26,998,912   2,330,635,753   --      2,357,634,665
  Thailand....................    484,976,089       3,023,603   --        487,999,692
  Turkey......................             --     282,663,633   --        282,663,633
Preferred Stocks
  Brazil......................    141,080,149     223,846,553   --        364,926,702
  Chile.......................             --          58,113   --             58,113
  Colombia....................     12,507,410              --   --         12,507,410
Rights/Warrants
  Hong Kong...................             --          32,066   --             32,066
  Malaysia....................             --         247,122   --            247,122
  Poland......................             --              --   --                 --
  South Korea.................             --         880,170   --            880,170
  Taiwan......................             --              --   --                 --
Securities Lending Collateral.             --   1,174,512,160   --      1,174,512,160
                               -------------- ---------------   --    ---------------
TOTAL......................... $2,813,114,036 $13,358,869,796   --    $16,171,983,832
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
                            (Amounts in thousands)

ASSETS:
Investments at Value (including $1,522,191 of securities on loan)*....... $14,997,472
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.   1,174,512
Foreign Currencies at Value..............................................      31,573
Cash.....................................................................      33,844
Receivables:
  Investment Securities Sold.............................................      45,382
  Dividends, Interest and Tax Reclaims...................................       2,696
  Securities Lending Income..............................................       2,964
Unrealized Gain on Foreign Currency Contracts............................           2
                                                                          -----------
     Total Assets........................................................  16,288,445
                                                                          -----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................................   1,174,512
  Investment Securities Purchased........................................      22,801
  Due to Advisor.........................................................       1,293
Unrealized Loss on Foreign Currency Contracts............................          14
Accrued Expenses and Other Liabilities...................................       1,767
                                                                          -----------
     Total Liabilities...................................................   1,200,387
                                                                          -----------
NET ASSETS............................................................... $15,088,058
                                                                          ===========
Investments at Cost...................................................... $18,018,659
                                                                          ===========
Foreign Currencies at Cost............................................... $    31,578
                                                                          ===========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

 Investment Income
   Dividends (Net of Foreign Taxes Withheld of $65,430).......... $   432,618
   Income from Securities Lending................................      31,345
                                                                  -----------
      Total Investment Income....................................     463,963
                                                                  -----------
 Expenses
   Investment Advisory Services Fees.............................      17,254
   Accounting & Transfer Agent Fees..............................         909
   Custodian Fees................................................       7,106
   Shareholders' Reports.........................................          45
   Directors'/Trustees' Fees & Expenses..........................          90
   Professional Fees.............................................         533
   Other.........................................................         500
                                                                  -----------
      Total Expenses.............................................      26,437
                                                                  -----------
   Fees Paid Indirectly (Note C).................................         (45)
                                                                  -----------
   Net Expenses..................................................      26,392
                                                                  -----------
   Net Investment Income (Loss)..................................     437,571
                                                                  -----------
 Realized and Unrealized Gain (Loss)
   Net Realized Gain (Loss) on:..................................
     Investment Securities Sold..................................    (413,376)
     Foreign Currency Transactions...............................      (7,896)
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency..................  (3,319,869)
     Translation of Foreign Currency Denominated Amounts.........         108
                                                                  -----------
   Net Realized and Unrealized Gain (Loss).......................  (3,741,033)
                                                                  -----------
 Net Increase (Decrease) in Net Assets Resulting from Operations. $(3,303,462)
                                                                  ===========

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                             Year         Year
                                                                            Ended        Ended
                                                                           Oct. 31,     Oct. 31,
                                                                             2015         2014
                                                                         -----------  -----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......................................... $   437,571  $   529,667
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........................................    (413,376)    (524,001)
    Futures.............................................................          --          504
    Foreign Currency Transactions.......................................      (7,896)      (4,551)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........................  (3,319,869)    (181,244)
    Translation of Foreign Currency Denominated Amounts.................         108          (31)
                                                                         -----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from Operations....  (3,303,462)    (179,656)
                                                                         -----------  -----------
Transactions in Interest:
  Contributions.........................................................   1,713,486    1,596,852
  Withdrawals...........................................................  (2,249,483)  (1,916,965)
                                                                         -----------  -----------
     Net Increase (Decrease) from Transactions in Interest..............    (535,997)    (320,113)
                                                                         -----------  -----------
     Total Increase (Decrease) in Net Assets............................  (3,839,459)    (499,769)
Net Assets
  Beginning of Year.....................................................  18,927,517   19,427,286
                                                                         -----------  -----------
  End of Year........................................................... $15,088,058  $18,927,517
                                                                         ===========  ===========

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND+

                             FINANCIAL HIGHLIGHTS


                                                                       Dimensional Emerging Markets Value Fund
                                                         -----------------------------------------------------------------
                                                             Year          Year          Year         Year         Year
                                                            Ended         Ended         Ended        Ended        Ended
                                                           Oct. 31,      Oct. 31,      Oct. 31,     Oct. 31,     Oct. 31,
                                                             2015          2014          2013         2012         2011
----------------------------------------------------------------------------------------------------------------------------
Total Return............................................      (17.95)%       (1.09)%        8.43%        1.10%      (14.47)%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..................... $15,088,058   $18,927,517   $19,427,286  $16,884,322  $14,003,579
Ratio of Expenses to Average Net Assets.................        0.15%         0.15%         0.16%        0.20%        0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees
 Paid Indirectly).......................................        0.15%         0.15%         0.16%        0.20%        0.20%
Ratio of Net Investment Income to Average Net Assets....        2.54%         2.76%         2.32%        2.43%        2.29%
Portfolio Turnover Rate.................................          14%           12%            6%           8%           5%
----------------------------------------------------------------------------------------------------------------------------

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   Dimensional Emerging Markets Value Fund Inc. ("DEM I") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, DEM I was reorganized as an open-end management investment company. On October 27, 2009, the Board of Directors and shareholders of DEM I approved an Agreement and Plan of Reorganization that provided for the reorganization of DEM I from a Maryland corporation to a Delaware statutory trust. Effective October 30, 2009, DEM I transferred all of its assets and liabilities to Dimensional Emerging Markets Value Fund ("DEM II" or the "Fund"), a Delaware statutory trust, in a tax-free exchange under Internal Revenue Code (the "IRC") (S)368(a)(1)(F).

   Effective November 1, 2009, the Fund, a master fund in a master-feeder structure, elected with the consent of its holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The Fund maintains its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of October 31, 2015, the Fund had significant transfers of securities with a total value of $9,729 (in thousands) that transferred from Level 2 to Level 1 because fair value procedures were no longer applied. At October 31, 2015, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity

Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees'
Fees & Expenses. At October 31, 2015, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $461 (in thousands).

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Fund. On May 8, 2015 and June 10, 2015 at a Special Joint Meeting of Shareholders, shareholders of the Fund approved a new investment management agreement, which became effective July 21, 2015, that provides a uniform agreement that increases transparency and better describes all of the services that the Advisor provides to the Fund. The rate charged under the new investment management agreement for investment management services is equal to the rate charged under the Fund's previous investment advisory agreement with the Advisor. For the year ended October 31, 2015, the Fund's investment advisory services/management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Earned Income Credit:

   In addition, the Fund has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund's net assets. During the year ended October 31, 2015, expenses reduced were $45 (amount in thousands).

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2015, the total related amounts paid by the Fund to the CCO were $20 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

   For the year ended October 31, 2015, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                  Purchases    Sales
                                                  ---------- ----------
         Dimensional Emerging Markets Value Fund. $2,411,626 $2,482,924

   There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

   No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    Net
                                                                                 Unrealized
                                          Federal     Unrealized   Unrealized   Appreciation
                                          Tax Cost   Appreciation Depreciation (Depreciation)
                                         ----------- ------------ ------------ --------------
Dimensional Emerging Markets Value Fund. $19,364,038  $2,194,596  $(3,225,544)  $(1,030,948)

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

G. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. A line of credit with similar terms was in effect through March 31, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 9, 2015. A line of credit with similar terms was in effect through January 8, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the year ended October 31, 2015, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                           Weighted      Weighted    Number of   Interest Maximum Amount
                                            Average      Average        Days     Expense  Borrowed During
                                         Interest Rate Loan Balance Outstanding* Incurred   the Period
                                         ------------- ------------ ------------ -------- ---------------
Dimensional Emerging Markets Value Fund.     0.88%       $20,486         88        $44        $75,363

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2015, that the Fund's available line of credit was utilized.

   There were no outstanding borrowings by the Fund under the lines of credit as of October 31, 2015.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Fund did not utilize the interfund lending program during the year ended October 31, 2015.

H. Affiliated Trades:

   Cross trades for the year ended October 31, 2015, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2015, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

            Portfolio                                Purchases Sales
            ---------                                --------- -----
            Dimensional Emerging Markets Value Fund.  $2,761   $175

I. Securities Lending:

   As of October 31, 2015, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. In addition, the Fund received non-cash collateral consisting of short and/or long term U.S. Government securities with a market value of $487,943 (amounts in thousands). The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Dimensional Emerging Markets Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Emerging Markets Value Fund (the "Fund") at October 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2015

                      RESULTS OF THE SHAREHOLDER MEETING

                                  (Unaudited)

   On May 8, 2015 and June 10, 2015, Dimensional Emerging Markets Value Fund ("DEM") held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DEM, including, among other items, the election of Trustees, the approval of an updated investment management agreement, and the amendment of certain fundamental investment limitations. The shareholders of DEM approved each of the applicable proposals for DEM presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by DEM. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DEM

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 323,015,541 96.30%  96.30% 12,412,123  3.70%     3.70%
(b) George M. Constantinides. 323,266,980 96.37%  96.37% 12,160,684  3.63%     3.63%
(c) John P. Gould............ 323,696,899 96.50%  96.50% 11,730,765  3.50%     3.50%
(d) Roger G. Ibbotson........ 324,189,806 96.65%  96.65% 11,237,858  3.35%     3.35%
(e) Edward P. Lazear......... 323,704,087 96.50%  96.50% 11,723,577  3.50%     3.50%
(f) Eduardo A. Repetto....... 324,199,157 96.65%  96.65% 11,228,507  3.35%     3.35%
(g) Myron S. Scholes......... 323,771,851 96.53%  96.53% 11,655,813  3.47%     3.47%
(h) Abbie J. Smith........... 322,178,714 96.05%  96.05% 13,248,950  3.95%     3.95%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR          % Voted % AGAINST            % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ ------- ------- --------- ---------- ------- --------- -------- --------
319,582,522  95.28%  95.28% 639,608  0.19%    0.19%   15,205,534  4.53%    4.53%      0      0.00%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR             % Voted % AGAINST            % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ ---------- ------- --------- ---------- ------- --------- -------- --------
309,869,713  92.38%  92.38% 11,732,208  3.50%    3.50%   13,825,743  4.12%    4.12%      0      0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR             % Voted % AGAINST            % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ ---------- ------- --------- ---------- ------- --------- -------- --------
290,789,247. 86.69%  86.69% 30,462,441  9.08%    9.08%   14,175,976  4.23%    4.23%      0      0.00%

                                FUND MANAGEMENT

                                  (Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2015.

Each Board's Nominating Committee is composed of George M. Constantinides, John
P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2015.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is composed of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were three Strategy Committee meetings held during the fiscal year ended October 31, 2015.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

     Name, Position                               Portfolios within the
     with the Fund,        Term of Office/1/ and  DFA Fund Complex/2/      Principal Occupation(s) During Past 5 Years and
Address and Year of Birth   Length of Service           Overseen             Other Directorships of Public Companies Held
------------------------------------------------------------------------------------------------------------------------------
                                             Disinterested Trustees/Directors
------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides    DFAIDG-Since 1983     122 portfolios in 4    Leo Melamed Professor of Finance, University of
Director of DFAIDG and      DIG-Since 1993        investment companies   Chicago Booth School of Business.
DIG. Trustee of DFAITC      DFAITC-Since 1992
and DEM. The University     DEM-Since 1993
of Chicago
Booth School of Business
5807 S. Woodlawn
Avenue Chicago, IL
60637
1947
------------------------------------------------------------------------------------------------------------------------------
John P. Gould               DFAIDG-Since 1986     122 portfolios in 4    Steven G. Rothmeier Professor and Distinguished
Director of DFAIDG and      DIG-Since 1993        investment companies   Service Professor of Economics, University of
DIG. Trustee of DFAITC      DFAITC-Since 1992                            Chicago Booth School of Business (since 1965).
and DEM                     DEM-Since 1993                               Member and Chair, Competitive Markets Advisory
The University of Chicago                                                Council, Chicago Mercantile Exchange (futures
Booth School of Business                                                 trading exchange) (since 2004). Trustee, Harbor
5807 S. Woodlawn                                                         Fund (registered investment company) (29
Avenue                                                                   Portfolios) (since 1994). Formerly, Member of the
Chicago, IL 60637                                                        Board of Milwaukee Insurance Company
1939                                                                     (1997-2010).
------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson           DFAIDG-Since 1981     122 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and      DIG-Since 1993        investment companies   Management (since 1984). Chairman, CIO and
DIG. Trustee of DFAITC      DFAITC-Since 1992                            Partner, Zebra Capital Management, LLC (hedge
and DEM.                    DEM-Since 1993                               fund and asset manager) (since 2001). Consultant to
Yale School of                                                           Morningstar Inc. (since 2006). Formerly, Director,
Management                                                               BIRR Portfolio Analysis, Inc. (software products)
P.O. Box 208200                                                          (1990-2010).
New Haven, CT 06520-
8200
1943
------------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear            DFAIDG-Since 2010     122 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover Institution
Director of DFAIDG and      DIG-Since 2010        investment companies   (since 2002). Jack Steele Parker Professor of
DIG. Trustee of DFAITC      DFAITC-Since 2010                            Human Resources Management and Economics,
and DEM.                    DEM-Since 2010                               Graduate School of Business, Stanford University
Stanford University                                                      (since 1995). Cornerstone Research (expert
Graduate School of                                                       testimony and economic and financial analysis)
Business                                                                 (since 2009). Formerly, Chairman of the President
518 Memorial Way                                                         George W. Bush's Council of Economic Advisers
Stanford, CA 94305-5015                                                  (2006-2009). Formerly, Council of Economic
1948                                                                     Advisors, State of California (2005-2006). Formerly,
                                                                         Commissioner, White House Panel on Tax Reform
                                                                         (2005)
------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes            DFAIDG-Since 1981     122 portfolios in 4    Chief Investment Strategist, Janus Capital Group
Director of DFAIDG and      DIG-Since 1993        investment companies   Inc. (since 2014). Frank E. Buck Professor of
DIG. Trustee of DFAITC      DFAITC-Since 1992                            Finance Emeritus, Graduate School of Business,
and DEM.                    DEM-Since 1993                               Stanford University (since 1981). Chairman, Ruapay
c/o Dimensional Fund                                                     Inc. (since 2013). Formerly, Chairman, Platinum
Advisors, LP                                                             Grove Asset Management, L.P. (hedge fund)
6300 Bee Cave Road                                                       (formerly, Oak Hill Platinum Partners) (1999-2009).
Building 1                                                               Formerly, Director, American Century Fund Complex
Austin, TX 78746                                                         (registered investment companies) (43 Portfolios)
1941                                                                     (1980-2014).
------------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith              DFAIDG-Since 2000     122 portfolios in 4    Boris and Irene Stern Distinguished Service
Director of DFAIDG and      DIG-Since 2000        investment companies   Professor of Accounting, University of Chicago Booth
DIG.                        DFAITC-Since 2000                            School of Business (since 1980). Director, HNI
Trustee of DFAITC and       DEM-Since 2000                               Corporation (formerly known as HON Industries Inc.)
DEM.                                                                     (office furniture) (since 2000). Director, Ryder
The University of Chicago                                                System Inc. (transportation, logistics and supply-
Booth School of Business                                                 chain management) (since 2003). Trustee, UBS
5807 S. Woodlawn                                                         Funds (4 investment companies within the fund
Avenue                                                                   complex) (33 portfolios) (since 2009). Formerly,
Chicago, IL 60637                                                        Co-Director Investment Research, Fundamental
1953                                                                     Investment Advisors (hedge fund) (2008-2011).

      Name, Position                             Portfolios within the
      with the Fund,        Term of Office1 and  DFA Fund Complex/2/       Principal Occupation(s) During Past 5 Years and
Address and Year of Birth   Length of Service          Overseen             Other Directorships of Public Companies Held
------------------------------------------------------------------------------------------------------------------------------
                                              Interested Trustees/Directors*
------------------------------------------------------------------------------------------------------------------------------
David G. Booth              DFAIDG-Since 1981    122 portfolios in 4    Chairman, Director/Trustee, President, Co-Chief
Chairman, Director/         DIG-Since 1992       investment companies   Executive Officer and formerly, Chief Executive
Trustee, President and      DFAITC-Since 1992                           Officer (until 1/1/2010) of the following companies:
Co-Chief Executive          DEM-Since 1993                              Dimensional Holdings Inc., Dimensional Fund
Officer                                                                 Advisors LP, DFA Securities LLC, DEM, DFAIDG,
6300 Bee Cave Road,                                                     DIG and DFAITC (collectively, the "DFA Entities").
Building One Austin,                                                    Director of Dimensional Fund Advisors Ltd. and
TX 78746                                                                formerly, Chief Investment Officer. Director of DFA
1946                                                                    Australia Limited and formerly, President and Chief
                                                                        Investment Officer. Director of Dimensional Advisors
                                                                        Ltd., Dimensional Funds plc and Dimensional Funds
                                                                        II plc. Formerly, President, Dimensional SmartNest
                                                                        (US) LLC (2009-2014). Formerly, Limited Partner,
                                                                        Oak Hill Partners (2001- 2010). Limited Partner, VSC
                                                                        Investors, LLC (since 2007). Trustee, University of
                                                                        Chicago. Trustee, University of Kansas Endowment
                                                                        Association. Formerly, Director, SA Funds
                                                                        (registered investment company). Chairman, Director
                                                                        and Co- Chief Executive Officer of Dimensional Fund
                                                                        Advisors Canada ULC. Director and President
                                                                        (since 2012) of Dimensional Japan Ltd. Chairman,
                                                                        Director, President and Co-Chief Executive Officer of
                                                                        Dimensional Cayman Commodity Fund I Ltd.
                                                                        (since 2010).
------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto          DFAIDG-Since 2009    122 portfolios in 4    Co-Chief Executive Officer (beginning January
Director/Trustee, Co-Chief  DIG-Since 2009       investment companies   2010), Co-Chief Investment Officer (since June
Executive Officer and Co-   DFAITC-Since 2009                           2014), Director/Trustee, and formerly, Chief
Chief Investment Officer    DEM-Since 2009                              Investment Officer (March 2007-June 2014) of the
6300 Bee Cave Road,                                                     DFA Entities. Director, Co-Chief Executive Officer
Building One                                                            and Chief Investment Officer (since 2010) of
Austin, TX 78746                                                        Dimensional Cayman Commodity Fund I Ltd.
1967                                                                    Director, Co-Chief Executive Officer, President and
                                                                        Co-Chief Investment Officer of Dimensional Fund
                                                                        Advisors Canada ULC and formerly, Chief
                                                                        Investment Officer (until April 2014). Co-Chief
                                                                        Investment Officer, Vice President, and Director of
                                                                        DFA Australia Limited and formerly, Chief
                                                                        Investment Officer (until April 2014). Director of
                                                                        Dimensional Fund Advisors Ltd., Dimensional Funds
                                                                        plc, Dimensional Funds II plc and Dimensional
                                                                        Advisors Ltd. Formerly, Vice President of the DFA
                                                                        Entities and Dimensional Fund Advisors Canada
                                                                        ULC. Director and Chief Investment Officer (since
                                                                        December 2012) of Dimensional Japan Ltd.

/1 /Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes DFAIDG, DIG; DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

Officers

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                            Term of Office/1/
  Name and Year of                           and Length of
        Birth               Position            Service            Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------------
April A. Aandal        Vice President         Since 2008       Vice President of all the DFA Entities.
1963
-----------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta       Vice President         Since 2012       Vice President of all the DFA Entities. Formerly,
1974                                                           Vice President, Business Development at Capson
                                                               Physicians Insurance Company (2010-2012); Vice
                                                               President at Charles Schwab (2007-2010).
-----------------------------------------------------------------------------------------------------------------
Darryl D. Avery        Vice President         Since 2005       Vice President of all the DFA Entities.
1966
-----------------------------------------------------------------------------------------------------------------
Arthur H. Barlow       Vice President         Since 1993       Vice President of all the DFA Entities. Director
1955                                                           and Managing Director of Dimensional Fund
                                                               Advisors Ltd (since September 2013).
-----------------------------------------------------------------------------------------------------------------
Peter Bergan           Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                           Senior Infrastructure Manager for Dimensional
                                                               Fund Advisors LP (January 2011-January 2014);
                                                               Partner at Stonehouse Consulting (2010).
-----------------------------------------------------------------------------------------------------------------
Lana Bergstein         Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                           Client Service Manager for Dimensional Fund
                                                               Advisors LP (February 2008-January 2014).
-----------------------------------------------------------------------------------------------------------------
Stanley W. Black       Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1970                                                           Senior Research Associate (January 2012-
                                                               January 2014) and Research Associate (2006-
                                                               2011) for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
Aaron T. Borders       Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director for Dimensional Fund Advisors
                                                               LP (April 2008-January 2014).
-----------------------------------------------------------------------------------------------------------------
Scott A. Bosworth      Vice President         Since 2007       Vice President of all the DFA Entities.
1968
-----------------------------------------------------------------------------------------------------------------
Valerie A. Brown       Vice President and     Since 2001       Vice President and Assistant Secretary of all the
1967                   Assistant Secretary                     DFA Entities, DFA Australia Limited, Dimensional
                                                               Fund Advisors Ltd., Dimensional Cayman
                                                               Commodity Fund I Ltd., Dimensional Fund
                                                               Advisors Pte. and Dimensional Hong Kong
                                                               Limited. Director, Vice President and Assistant
                                                               Secretary of Dimensional Fund Advisors Canada
                                                               ULC.
-----------------------------------------------------------------------------------------------------------------
David P. Butler        Vice President         Since 2007       Vice President of all the DFA Entities. Head of
1964                                                           Global Financial Services for Dimensional Fund
                                                               Advisors LP (since 2008).
-----------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit      Vice President         Since 2012       Vice President of all the DFA Entities. Formerly,
1970                                                           Regional Director for Dimensional Fund Advisors
                                                               LP (December 2010-January 2012); Regional
                                                               Director at Russell Investments (April 2006-
                                                               December 2010).
-----------------------------------------------------------------------------------------------------------------
Hunt M. Cairns         Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director (January 2010-January 2014)
                                                               and Senior Associate (July 2008-December 2009)
                                                               for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
Dennis M. Chamberlain  Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1972                                                           Regional Director (January 2012-January 2015)
                                                               for Dimensional Fund Advisors LP; Principal for
                                                               Chamberlain Financial Group (October 2010-
                                                               December 2011); Wealth Management
                                                               Consultant for Saybrus Partners (May 2008-
                                                               October 2010).
-----------------------------------------------------------------------------------------------------------------

                                            Term of Office/1/
   Name and Year of                          and Length of
        Birth                Position           Service             Principal Occupation During Past 5 Years
------------------------------------------------------------------------------------------------------------------
Ryan J. Chaplinski      Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director (June 2011-January 2015) for
                                                               Dimensional Fund Advisors LP; Sales Executive
                                                               for Vanguard (2004-June 2011).
------------------------------------------------------------------------------------------------------------------
James G. Charles        Vice President        Since 2011       Vice President of all the DFA Entities. Formerly,
1956                                                           Regional Director for Dimensional Fund Advisors
                                                               LP (2008-2010).
------------------------------------------------------------------------------------------------------------------
Joseph H. Chi           Vice President        Since 2009       Vice President of all the DFA Entities. Co-Head of
1966                                                           Portfolio Management (since March 2012) and
                                                               Senior Portfolio Manager (since January 2012) for
                                                               Dimensional Fund Advisors LP. Formerly,
                                                               Portfolio Manager for Dimensional Fund Advisors
                                                               LP (October 2005 to January 2012).
------------------------------------------------------------------------------------------------------------------
Pil Sun Choi            Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1972                                                           Counsel for Dimensional Fund Advisors LP
                                                               (April 2012-January 2014); Vice President and
                                                               Counsel for AllianceBernstein L.P. (2006-2012).
------------------------------------------------------------------------------------------------------------------
Stephen A. Clark        Vice President        Since 2004       Vice President of all the DFA Entities, DFA
1972                                                           Australia Limited and Dimensional Fund Advisors
                                                               Canada ULC. Head of Global Institutional
                                                               Services for Dimensional Fund Advisors LP (since
                                                               January 2014). Formerly, Head of Institutional,
                                                               North America (March 2012 to December 2013)
                                                               and Head of Portfolio Management (January 2006
                                                               to March 2012) for Dimensional Fund Advisors
                                                               LP.
------------------------------------------------------------------------------------------------------------------
Matt B. Cobb            Vice President        Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director for Dimensional Fund Advisors
                                                               LP (September 2011-March 2013); Vice President
                                                               at MullinTBG (2005-2011).
------------------------------------------------------------------------------------------------------------------
Rose C. Cooke           Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director for Dimensional Fund Advisors
                                                               LP (August 2010-March 2014); Vice President,
                                                               Sales and Business Development at AdvisorsIG
                                                               (PPMG) (2009-2010); Vice President at Credit
                                                               Suisse (2007-2009).
------------------------------------------------------------------------------------------------------------------
Ryan Cooper             Vice President        Since 2013       Vice President of all the DFA Entities. Formerly,
1979                                                           Regional Director for Dimensional Fund Advisors
                                                               LP (2003-March 2014).
------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell      Vice President        Since 2012       Vice President of all the DFA Entities. Formerly,
1976                                                           Regional Director for Dimensional Fund Advisors
                                                               LP (August 2002-January 2012).
------------------------------------------------------------------------------------------------------------------
Robert P. Cornell       Vice President        Since 2007       Vice President of all the DFA Entities.
1949
------------------------------------------------------------------------------------------------------------------
George H. Crane         Vice President        Since 2010       Vice President of all the DFA Entities. Formerly,
1955                                                           Senior Vice President and Managing Director at
                                                               State Street Bank & Trust Company (2007-2008).
------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and    Since 2004       Vice President and Global Chief Compliance
1965                    Global Chief                           Officer of all the DFA Entities, DFA Australia
                        Compliance Officer                     Limited and Dimensional Fund Advisors Ltd. Vice
                                                               President, Chief Compliance Officer and Chief
                                                               Privacy Officer of Dimensional Fund Advisors
                                                               Canada ULC. Formerly, Vice President and
                                                               Global Chief Compliance Officer for Dimensional
                                                               SmartNest (US) LLC (October 2010-2014).
------------------------------------------------------------------------------------------------------------------
John Dashtara           Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1980                                                           Regional Director (July 2013-January 2015) for
                                                               Dimensional Fund Advisors LP; Relationship
                                                               Manager for Blackrock, Inc. (July 2011-July
                                                               2013);Vice President for Towers Watson
                                                               (formerly, WellsCanning) (June 2009-July 2011).
------------------------------------------------------------------------------------------------------------------

                                            Term of Office/1/
  Name and Year of                           and Length of
        Birth               Position            Service             Principal Occupation During Past 5 Years
------------------------------------------------------------------------------------------------------------------
James L. Davis         Vice President         Since 1999       Vice President of all the DFA Entities.
1956
------------------------------------------------------------------------------------------------------------------
Robert T. Deere        Vice President         Since 1994       Vice President of all the DFA Entities, DFA
1957                                                           Australia Limited and Dimensional Fund Advisors
                                                               Canada ULC.
------------------------------------------------------------------------------------------------------------------
Johnathon K. DeKinder  Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                           Regional Director (January 2012-January 2014)
                                                               and Senior Associate (August 2010-December
                                                               2011) for Dimensional Fund Advisors LP; MBA
                                                               and MPA at the University of Texas at Austin
                                                               (August 2007-May 2010).
------------------------------------------------------------------------------------------------------------------
Mark J. Dennis         Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1976                                                           Regional Director (May 2011-January 2015) for
                                                               Dimensional Fund Advisors LP; Vice President,
                                                               Portfolio Specialist (January 2007-May 2011) for
                                                               Morgan Stanley Investment Management.
------------------------------------------------------------------------------------------------------------------
Massimiliano DeSantis  Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1971                                                           Senior Associate, Research (November 2012-
                                                               January 2015) for Dimensional Fund Advisors LP;
                                                               Senior Consultant, NERA Economic Consulting,
                                                               New York (May 2010-November 2012).
------------------------------------------------------------------------------------------------------------------
Peter F. Dillard       Vice President         Since 2010       Vice President of all the DFA Entities. Formerly,
1972                                                           Research Associate (August 2008-March 2010)
                                                               and Research Assistant (April 2006-August 2008)
                                                               for Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner     Vice President         Since 2001       Vice President of all the DFA Entities.
1970
------------------------------------------------------------------------------------------------------------------
Karen M. Dolan         Vice President         Since 2014       Vice President of all the DFA Entities. Head of
1979                                                           Marketing for Dimensional Fund Advisors LP
                                                               (since February 2013). Formerly, Senior Manager
                                                               of Research and Marketing for Dimensional Fund
                                                               Advisors LP (June 2012-January 2013); Director
                                                               of Mutual Fund Analysis at Morningstar (January
                                                               2008-May 2012).
------------------------------------------------------------------------------------------------------------------
L. Todd Erskine        Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1959                                                           Regional Director (May 2008-January 2015) for
                                                               Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
Richard A. Eustice     Vice President and     Since 1998       Vice President and Assistant Secretary of all the
1965                   Assistant Secretary                     DFA Entities and DFA Australia Limited. Chief
                                                               Operating Officer for Dimensional Fund Advisors
                                                               Pte. Ltd. (since April 2013). Formerly, Chief
                                                               Operating Officer for Dimensional Fund Advisors
                                                               Ltd. (July 2008-March 2013).
------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker    Vice President         Since 2004       Vice President of all the DFA Entities.
1971
------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall         Vice President         Since 2008       Vice President of all the DFA Entities. Co-Head of
1974                                                           Portfolio Management (since March 2012) and
                                                               Senior Portfolio Manager (since January 2012) of
                                                               Dimensional Fund Advisors LP. Formerly,
                                                               Portfolio Manager of Dimensional Fund Advisors
                                                               LP (September 2004-January 2012).
------------------------------------------------------------------------------------------------------------------
Edward A. Foley        Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1976                                                           Regional Director for Dimensional Fund Advisors
                                                               LP (August 2011-January 2014); Senior Vice
                                                               President of First Trust Advisors L.P. (2007-
                                                               July 2011).
------------------------------------------------------------------------------------------------------------------
Deborah J.G. Foster    Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1959                                                           Senior Associate (May 2011-January 2015) and
                                                               Marketing Officer (April 2002-April 2011) for
                                                               Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------

                                          Term of Office/1/
  Name and Year of                         and Length of
       Birth               Position           Service            Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman     Vice President        Since 2009       Vice President of all the DFA Entities.
1970
---------------------------------------------------------------------------------------------------------------
Kimberly A. Ginsburg  Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1970                                                         Vice President for Dimensional SmartNest (US)
                                                             LLC (January 2012-November 2014); Senior Vice
                                                             President for Morningstar (July 2004-July 2011).
---------------------------------------------------------------------------------------------------------------
Mark R. Gochnour      Vice President        Since 2007       Vice President of all the DFA Entities.
1967
---------------------------------------------------------------------------------------------------------------
Tom M. Goodrum        Vice President        Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                         Managing Director at BlackRock (2004-January
                                                             2012).
---------------------------------------------------------------------------------------------------------------
Henry F. Gray         Vice President        Since 2000       Vice President of all the DFA Entities.
1967
---------------------------------------------------------------------------------------------------------------
John T. Gray          Vice President        Since 2007       Vice President of all the DFA Entities.
1974
---------------------------------------------------------------------------------------------------------------
Christian Gunther     Vice President        Since 2011       Vice President of all the DFA Entities. Senior
1975                                                         Trader for Dimensional Fund Advisors LP (since
                                                             2012). Formerly, Senior Trader (2009-2012).
---------------------------------------------------------------------------------------------------------------
Robert W. Hawkins     Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                         Counsel for Dimensional Fund Advisors LP
                                                             (January 2011-January 2014); Vice President and
                                                             Senior Counsel for State Street Global Advisors
                                                             (November 2008-January 2011).
---------------------------------------------------------------------------------------------------------------
Joel H. Hefner        Vice President        Since 2007       Vice President of all the DFA Entities.
1967
---------------------------------------------------------------------------------------------------------------
Kevin B. Hight        Vice President        Since 2005       Vice President of all the DFA Entities.
1967
---------------------------------------------------------------------------------------------------------------
Gregory K. Hinkle     Vice President and    Since 2015       Vice President and Controller of all the DFA
1958                  Controller                             Entities. Formerly, Vice President of T. Rowe
                                                             Price Group, Inc. and Director of Investment
                                                             Treasury and Treasurer of the T. Rowe Price
                                                             Funds (March 2008-July 2015).
---------------------------------------------------------------------------------------------------------------
Christine W. Ho       Vice President        Since 2004       Vice President of all the DFA Entities.
1967
---------------------------------------------------------------------------------------------------------------
Michael C. Horvath    Vice President        Since 2011       Vice President of all the DFA Entities. Formerly,
1960                                                         Managing Director, Co-Head Global Consultant
                                                             Relations at BlackRock (2004-2011).
---------------------------------------------------------------------------------------------------------------
Mark A. Hunter        Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                         Senior Compliance Officer (November 2010-
                                                             January 2015) for Dimensional Fund Advisors LP;
                                                             Senior Compliance Manager for Janus Capital
                                                             Group, Inc. (March 2004-November 2010).
---------------------------------------------------------------------------------------------------------------
Jeff J. Jeon          Vice President        Since 2004       Vice President of all the DFA Entities and
1973                                                         Dimensional Cayman Commodity Fund I Ltd.
---------------------------------------------------------------------------------------------------------------
Garret D. Jones       Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                         Manager of Sales and Marketing Systems
                                                             (January 2011-January 2014) and Project
                                                             Manager (2007-2010) for Dimensional Fund
                                                             Advisors LP.
---------------------------------------------------------------------------------------------------------------
Stephen W. Jones      Vice President        Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                         Facilities Manager for Dimensional Fund Advisors
                                                             LP (October 2008-January 2012).
---------------------------------------------------------------------------------------------------------------
Scott P. Kaup         Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1975                                                         Senior Manager, Investment Operations (January
                                                             2014-January 2015) and Investment Operations
                                                             Manager (May 2008-January 2014) for
                                                             Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------

                                     Term of Office/1/
 Name and Year of                     and Length of
       Birth            Position         Service             Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------
David M. Kavanaugh   Vice President    Since 2014       Vice President of all the DFA Entities. Head of
1978                                                    Operations for Financial Advisor Services for
                                                        Dimensional Fund Advisors LP (since July 2014).
                                                        Formerly, Counsel of Dimensional Fund Advisors
                                                        LP (August 2011-January 2014); Associate at
                                                        Andrews Kurth LLP (2006-2011).
-----------------------------------------------------------------------------------------------------------
Patrick M. Keating   Vice President    Since 2003       Vice President of DFAIDG, DIG, DFAITC, DEM,
1954                                                    Dimensional Holdings Inc., Dimensional Fund
                                                        Advisors LP. Formerly, Vice President of DFA
                                                        Securities LLC, Dimensional Cayman Commodity
                                                        Fund I Ltd. and Dimensional Advisors Ltd (until
                                                        February 2015); Chief Operating Officer of
                                                        Dimensional Holdings Inc., DFA Securities LLC,
                                                        Dimensional Fund Advisors LP, Dimensional
                                                        Cayman Commodity Fund I Ltd., Dimensional
                                                        Advisors Ltd. and Dimensional Fund Advisors Pte.
                                                        Ltd. (until February 2015); Director, Vice
                                                        President, and Chief Privacy Officer of
                                                        Dimensional Fund Advisors Canada ULC (until
                                                        February 2015); Director of DFA Australia Limited,
                                                        Dimensional Fund Advisors Ltd. and Dimensional
                                                        Advisors Ltd. (until February 2015); Director and
                                                        Vice President of Dimensional Hong Kong Limited
                                                        and Dimensional Fund Advisors Pte. Ltd. (until
                                                        February 2015); and Director, Vice President and
                                                        Chief Operating Officer of Dimensional Japan Ltd.
                                                        (until May 2015).
-----------------------------------------------------------------------------------------------------------
Andrew K. Keiper     Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1977                                                    Regional Director for Dimensional Fund Advisors
                                                        LP (October 2004-January 2013).
-----------------------------------------------------------------------------------------------------------
Glenn E. Kemp        Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1948                                                    Regional Director for Dimensional Fund Advisors
                                                        LP (April 2006-January 2012).
-----------------------------------------------------------------------------------------------------------
David M. Kershner    Vice President    Since 2010       Vice President of all the DFA Entities. Portfolio
1971                                                    Manager for Dimensional Fund Advisors LP
                                                        (since June 2004).
-----------------------------------------------------------------------------------------------------------
Kimberly L. Kiser    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1972                                                    Creative Director for Dimensional Fund Advisors
                                                        LP (September 2012-January 2014); Vice
                                                        President and Global Creative Director at Morgan
                                                        Stanley (2007-2012); Visiting Assistant Professor,
                                                        Graduate Communications Design at Pratt
                                                        Institute (2004-2012).
-----------------------------------------------------------------------------------------------------------
Timothy R. Kohn      Vice President    Since 2011       Vice President of all the DFA Entities. Head of
1971                                                    Defined Contribution Sales for Dimensional Fund
                                                        Advisors LP (since August 2010).
-----------------------------------------------------------------------------------------------------------
Joseph F. Kolerich   Vice President    Since 2004       Vice President of all the DFA Entities. Senior
1971                                                    Portfolio Manager of Dimensional Fund Advisors
                                                        LP (since January 2012). Formerly, Portfolio
                                                        Manager for Dimensional (April 2001-January
                                                        2012).
-----------------------------------------------------------------------------------------------------------
Mark D. Krasniewski  Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1981                                                    Senior Associate, Investment Analytics and Data
                                                        (January 2012-December 2012) and Systems
                                                        Developer (June 2007-December 2011) for
                                                        Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
Kahne L. Krause      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1966                                                    Regional Director (May 2010-January 2014) for
                                                        Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
Stephen W. Kurad     Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
1968                                                    Regional Director for Dimensional Fund Advisors
                                                        LP (2007-2010).
-----------------------------------------------------------------------------------------------------------

                                          Term of Office/1/
Name and Year of                           and Length of
      Birth              Position             Service             Principal Occupation During Past 5 Years
----------------------------------------------------------------------------------------------------------------
Michael F. Lane    Vice President           Since 2004       Vice President of all the DFA Entities. Formerly,
1967                                                         Chief Executive Officer for Dimensional
                                                             SmartNest (US) LLC (July 2012-November 2014).
----------------------------------------------------------------------------------------------------------------
Francis R. Lao     Vice President           Since 2011       Vice President of all the DFA Entities. Formerly,
1969                                                         Vice President-Global Operations at Janus
                                                             Capital Group (2005-2011).
----------------------------------------------------------------------------------------------------------------
David F. LaRusso   Vice President           Since 2013       Vice President of all the DFA Entities. Formerly,
1978                                                         Senior Trader (January 2010-December 2012)
                                                             and Trader (2000-2009) for Dimensional Fund
                                                             Advisors LP.
----------------------------------------------------------------------------------------------------------------
Juliet H. Lee      Vice President           Since 2005       Vice President of all the DFA Entities.
1971
----------------------------------------------------------------------------------------------------------------
Marlena I. Lee     Vice President           Since 2011       Vice President of all the DFA Entities. Formerly,
1980                                                         Research Associate for Dimensional Fund
                                                             Advisors LP (July 2008-2010).
----------------------------------------------------------------------------------------------------------------
Paul A. Lehman     Vice President           Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                         Regional Director (July 2013-January 2015) for
                                                             Dimensional Fund Advisors LP; Chief Investment
                                                             Officer (April 2005-April 2013) for First Citizens
                                                             Bancorporation.
----------------------------------------------------------------------------------------------------------------
John B. Lessley    Vice President           Since 2013       Vice President of all the DFA Entities. Formerly,
1960                                                         Regional Director for Dimensional Fund Advisors
                                                             LP (January 2008-January 2013).
----------------------------------------------------------------------------------------------------------------
Joy L. Lopez       Vice President           Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                         Senior Tax Manager (February 2013-January
                                                             2015) for Dimensional Fund Advisors LP; Vice
                                                             President and Tax Manager, North America
                                                             (August 2006-April 2012) for Pacific Investment
                                                             Management Company.
----------------------------------------------------------------------------------------------------------------
Apollo D. Lupescu  Vice President           Since 2009       Vice President of all the DFA Entities.
1969
----------------------------------------------------------------------------------------------------------------
Timothy P. Luyet   Vice President           Since 2015       Vice President of all the DFA Entities. Formerly,
1972                                                         Senior Manager, Marketing Operations (January
                                                             2014-January 2015), Manager, Client Systems
                                                             (October 2011-January 2014) and RFP Manager
                                                             (April 2010-October 2011) for Dimensional Fund
                                                             Advisors LP.
----------------------------------------------------------------------------------------------------------------
Peter Magnusson    Vice President           Since 2014       Vice President of all the DFA Entities. Formerly,
1969                                                         Regional Director for Dimensional Fund Advisors
                                                             LP (January 2011-January 2014); Vice President
                                                             at Columbia Management (2004-2010).
----------------------------------------------------------------------------------------------------------------
Kenneth M. Manell  Vice President           Since 2010       Vice President of all the DFA Entities and
1972                                                         Dimensional Cayman Commodity Fund I Ltd.
                                                             Formerly, Counsel for Dimensional Fund Advisors
                                                             LP (September 2006-January 2010).
----------------------------------------------------------------------------------------------------------------
Aaron M. Marcus    Vice President           Since 2008       Vice President of all DFA Entities and Head of
1970                                                         Global Human Resources for Dimensional Fund
                                                             Advisors LP.
----------------------------------------------------------------------------------------------------------------
David R. Martin    Vice President, Chief    Since 2007       Vice President, Chief Financial Officer and
1956               Financial Officer and                     Treasurer of all the DFA Entities and Dimensional
                   Treasurer                                 Cayman Commodity Fund I Ltd. Director, Vice
                                                             President, Chief Financial Officer and Treasurer
                                                             of Dimensional Fund Advisors Ltd., DFA Australia
                                                             Limited, Dimensional Advisors Pte. Ltd.,
                                                             Dimensional Hong Kong Limited, and
                                                             Dimensional Fund Advisors Canada ULC.
                                                             Director of Dimensional Funds plc and
                                                             Dimensional Funds II plc. Statutory Auditor of
                                                             Dimensional Japan Ltd. Formerly, Chief Financial
                                                             Officer, Treasurer and Vice President of
                                                             Dimensional SmartNest (US) LLC (October 2010-
                                                             November 2014).
----------------------------------------------------------------------------------------------------------------

                                           Term of Office/1/
 Name and Year of                            and Length of
       Birth              Position              Service              Principal Occupation During Past 5 Years
--------------------------------------------------------------------------------------------------------------------
Duane R. Mattson     Vice President       Since 2015            Vice President of all the DFA Entities. Formerly,
1965                                                            Senior Compliance Officer (May 2012-January
                                                                2015) for Dimensional Fund Advisors LP; Chief
                                                                Compliance Officer (April 2010-April 2012) for Al
                                                                Frank Asset Management.
--------------------------------------------------------------------------------------------------------------------
Bryan R. McClune     Vice President       Since 2014            Vice President of all the DFA Entities. Formerly,
1975                                                            Regional Director of Dimensional Fund Advisors
                                                                LP (January 2009-January 2014).
--------------------------------------------------------------------------------------------------------------------
Philip P. McInnis    Vice President       Since 2014            Vice President of all the DFA Entities. Formerly,
1984                                                            Regional Director (January 2009-January 2014)
                                                                and Senior Associate (2011) for Dimensional
                                                                Fund Advisors LP; Investment Consultant (March
                                                                2010-December 2010) and Investment Analyst
                                                                (December 2007-March 2010) at Towers Watson.
--------------------------------------------------------------------------------------------------------------------
Travis A. Meldau     Vice President       Since 2015            Vice President of all the DFA Entities. Portfolio
1981                                                            Manager (since September 2011) for Dimensional
                                                                Fund Advisors LP. Formerly, Portfolio Manager
                                                                for Wells Capital Management (October 2004-
                                                                September 2011).
--------------------------------------------------------------------------------------------------------------------
Jonathan G. Nelson   Vice President       Since 2013            Vice President of all the DFA Entities. Formerly,
1971                                                            Manager, Investment Systems (2011-January
                                                                2013) and Project Manager (2007-2010) for
                                                                Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------
Catherine L. Newell  Vice President and   Vice President since  Vice President and Secretary of all the DFA
1964                 Secretary            1997 and Secretary    Entities. Director, Vice President and Secretary of
                                          since 2000            DFA Australia Limited and Dimensional Fund
                                                                Advisors Ltd. (since February 2002, April 1997,
                                                                and May 2002, respectively). Vice President and
                                                                Secretary of Dimensional Fund Advisors Canada
                                                                ULC (since June 2003), Dimensional Cayman
                                                                Commodity Fund I Ltd., Dimensional Japan Ltd
                                                                (since February 2012), Dimensional Advisors Ltd
                                                                (since March 2012), Dimensional Fund Advisors
                                                                Pte. Ltd. (since June 2012). Director of
                                                                Dimensional Funds plc and Dimensional Funds II
                                                                plc (since 2002 and 2006, respectively). Director
                                                                of Dimensional Japan Ltd., Dimensional Advisors
                                                                Ltd., Dimensional Fund Advisors Pte. Ltd. and
                                                                Dimensional Hong Kong Limited (since August
                                                                2012 and July 2012). Formerly, Vice President
                                                                and Secretary of Dimensional SmartNest (US)
                                                                LLC (October 2010-November 2014).
--------------------------------------------------------------------------------------------------------------------
John R. Nicholson    Vice President       Since 2015            Vice President of all the DFA Entities. Formerly,
1977                                                            Regional Director (June 2011-January 2015) for
                                                                Dimensional Fund Advisors LP; Sales Executive
                                                                for Vanguard (July 2008-May 2011).
--------------------------------------------------------------------------------------------------------------------
Pamela B. Noble      Vice President       Since 2011            Vice President of all the DFA Entities. Formerly,
1964                                                            Portfolio Manager for Dimensional Fund Advisors
                                                                LP (2008--2010).
--------------------------------------------------------------------------------------------------------------------
Selwyn Notelovitz    Vice President and   Since 2013            Vice President of all the DFA Entities. Deputy
1961                 Deputy Chief                               Chief Compliance Officer of Dimensional Fund
                     Compliance Officer                         Advisors LP (since December 2012). Formerly,
                                                                Chief Compliance Officer of Wellington
                                                                Management Company, LLP (2004-2011).
--------------------------------------------------------------------------------------------------------------------
Carolyn L. O         Vice President       Since 2010            Vice President of all the DFA Entities and
1974                                                            Dimensional Cayman Commodity Fund I Ltd.
                                                                Deputy General Counsel, Funds (since 2011).
                                                                Formerly, Counsel for Dimensional Fund Advisors
                                                                LP (2007-2010).
--------------------------------------------------------------------------------------------------------------------
Gerard K. O'Reilly   Vice President and   Vice President since  Vice President and Co-Chief Investment Officer of
1976                 Co-Chief Investment  2007 and Co-Chief     all the DFA Entities and Dimensional Fund
                     Officer              Investment Officer    Advisors Canada ULC. Director of Dimensional
                                          since 2014            Funds plc and Dimensional Fund II plc.
--------------------------------------------------------------------------------------------------------------------

                                    Term of Office/1/
 Name and Year of                    and Length of
      Birth            Position         Service             Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------
Daniel C. Ong       Vice President    Since 2009       Vice President of all the DFA Entities. Portfolio
1973                                                   Manager for Dimensional Fund Advisors LP
                                                       (since July 2005).
-----------------------------------------------------------------------------------------------------------
Kyle K. Ozaki       Vice President    Since 2010       Vice President of all the DFA Entities. Formerly,
1978                                                   Senior Compliance Officer (January 2008-January
                                                       2010) and Compliance Officer (February 2006-
                                                       December 2007) for Dimensional Fund Advisors
                                                       LP.
-----------------------------------------------------------------------------------------------------------
Matthew A. Pawlak   Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1977                                                   Regional Director for Dimensional Fund Advisors
                                                       LP (2012-January 2013); Senior Consultant (June
                                                       2011-December 2011) and Senior Investment
                                                       Analyst and Consultant (July 2008-June 2011) at
                                                       Hewitt EnnisKnupp.
-----------------------------------------------------------------------------------------------------------
Jeffrey L. Pierce   Vice President    Since 2015       Vice President of all the DFA Entities. Senior
1984                                                   Manager, Advisor Benchmarking (since January
                                                       2015) for Dimensional Fund Advisors LP.
                                                       Formerly, Manager, Advisor Benchmarking (April
                                                       2012-December 2014) for Dimensional Fund
                                                       Advisors LP; Senior Manager, Research and
                                                       Consulting (October 2010-April 2012) for Crain
                                                       Communications Inc.; Senior Manager, Revenue
                                                       Planning and Strategy (April 2007-October 2010)
                                                       for T-Mobile.
-----------------------------------------------------------------------------------------------------------
Olivian T. Pitis    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1974                                                   Regional Director (May 2011-January 2015) for
                                                       Dimensional Fund Advisors LP; Investment
                                                       Counselor/Regional Director for Halbert Hargrove
                                                       (2008-May 2011).
-----------------------------------------------------------------------------------------------------------
Brian P. Pitre      Vice President    Since 2015       Vice President of all the DFA Entities. Counsel for
1976                                                   Dimensional Fund Advisors LP (since February
                                                       2015). Formerly, Chief Financial Officer and
                                                       General Counsel for Relentless (March 2014-
                                                       January 2015); Vice President of all the DFA
                                                       Entities (January 2013-March 2014); Counsel for
                                                       Dimensional Fund Advisors LP (January 2009-
                                                       March 2014).
-----------------------------------------------------------------------------------------------------------
David A. Plecha     Vice President    Since 1993       Vice President of all the DFA Entities, DFA
1961                                                   Australia Limited, Dimensional Fund Advisors Ltd.
                                                       and Dimensional Fund Advisors Canada ULC.
-----------------------------------------------------------------------------------------------------------
Allen Pu            Vice President    Since 2011       Vice President of all the DFA Entities. Senior
1970                                                   Portfolio Manager for Dimensional Fund Advisors
                                                       LP (since January 2015). Formerly, Portfolio
                                                       Manager for Dimensional Fund Advisors LP
                                                       (2006-January 2015).
-----------------------------------------------------------------------------------------------------------
David J. Rapozo     Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1967                                                   Regional Director for Dimensional Fund Advisors
                                                       LP (January 2011-January 2014); Vice President
                                                       at BlackRock (2009-2010).
-----------------------------------------------------------------------------------------------------------
Mark A. Regier      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1969                                                   Planning and Analysis Manager for Dimensional
                                                       Fund Advisors LP (July 2007-January 2014).
-----------------------------------------------------------------------------------------------------------
Cory T. Riedberger  Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1979                                                   Regional Director (March 2011-January 2015) for
                                                       Dimensional Fund Advisors LP; Regional Vice
                                                       President (2003-March 2011) for Invesco
                                                       PowerShares.
-----------------------------------------------------------------------------------------------------------
Savina B. Rizova    Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1981                                                   Research Associate (June 2011-January 2012)
                                                       for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------

                                     Term of Office/1/
 Name and Year of                     and Length of
       Birth            Position         Service            Principal Occupation During Past 5 Years
----------------------------------------------------------------------------------------------------------
Michael F. Rocque    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1968                                                    Senior Fund Accounting Manager (July 2013-
                                                        January 2015) for Dimensional Fund Advisors LP;
                                                        Senior Financial Consultant and Chief Accounting
                                                        Officer (July 2002-July 2013) for MFS Investment
                                                        Management.
----------------------------------------------------------------------------------------------------------
L. Jacobo Rodriguez  Vice President    Since 2005       Vice President of all the DFA Entities.
1971
----------------------------------------------------------------------------------------------------------
Austin S. Rosenthal  Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1978                                                    Vice President for Dimensional SmartNest (US)
                                                        LLC (September 2010-November 2014).
----------------------------------------------------------------------------------------------------------
Oliver J. Rowe       Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1960                                                    Senior Manager, Human Resources for
                                                        Dimensional Fund Advisors LP (January 2012-
                                                        January 2014); Director of Human Resources at
                                                        Spansion, Inc. (March 2009-December 2011).
----------------------------------------------------------------------------------------------------------
Joseph S. Ruzicka    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1987                                                    Manager Investment Analytics and Data (January
                                                        2014-January 2015), Senior Associate,
                                                        Investment Analytics and Data (January 2013-
                                                        January 2014), Associate, Investment Analytics
                                                        and Data (January 2012-January 2013), and
                                                        Investment Data Analyst (April 2010-January
                                                        2012) for Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------
Julie A. Saft        Vice President    Since 2010       Vice President of all the DFA Entities. Formerly,
1959                                                    Client Systems Manager for Dimensional Fund
                                                        Advisors LP (July 2008-January 2010); Senior
                                                        Manager at Vanguard (November 1997-July
                                                        2008).
----------------------------------------------------------------------------------------------------------
Joel P. Schneider    Vice President    Since 2015       Vice President of all the DFA Entities. Portfolio
1980                                                    Manager (since 2013) for Dimensional Fund
                                                        Advisors LP. Formerly, Investment Associate
                                                        (April 2011-January 2013) for Dimensional Fund
                                                        Advisors LP; Associate Consultant for ZS
                                                        Associates (April 2008-November 2010).
----------------------------------------------------------------------------------------------------------
Ashish Shrestha      Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1978                                                    Regional Director (September 2009-January
                                                        2015) and Senior Associate (September 2008-
                                                        September 2009) for Dimensional Fund Advisors
                                                        LP.
----------------------------------------------------------------------------------------------------------
Bruce A. Simmons     Vice President    Since 2009       Vice President of all the DFA Entities. Formerly,
1965                                                    Investment Operations Manager for Dimensional
                                                        Fund Advisors LP (May 2007-January 2009).
----------------------------------------------------------------------------------------------------------
Ted R. Simpson       Vice President    Since 2007       Vice President of all the DFA Entities.
1968
----------------------------------------------------------------------------------------------------------
Bhanu P. Singh       Vice President    Since 2014       Vice President of all the DFA Entities. Senior
1981                                                    Portfolio Manager for Dimensional Fund Advisors
                                                        LP (since January 2015). Formerly, Portfolio
                                                        Manager (January 2012-January 2015) and
                                                        Investment Associate for Dimensional Fund
                                                        Advisors LP (August 2010-December 2011).
----------------------------------------------------------------------------------------------------------
Bryce D. Skaff       Vice President    Since 2007       Vice President of all the DFA Entities.
1975
----------------------------------------------------------------------------------------------------------
Lukas J. Smart       Vice President    Since 2014       Vice President of all the DFA Entities. Portfolio
1977                                                    Manager of Dimensional Fund Advisors LP (since
                                                        January 2010).
----------------------------------------------------------------------------------------------------------
Andrew D. Smith      Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
1968                                                    Project Manager for Dimensional Fund Advisors
                                                        LP (2007-2010).
----------------------------------------------------------------------------------------------------------
Grady M. Smith       Vice President    Since 2004       Vice President of all the DFA Entities and
1956                                                    Dimensional Fund Advisors Canada ULC.
----------------------------------------------------------------------------------------------------------

                                      Term of Office/1/
  Name and Year of                     and Length of
       Birth             Position         Service            Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------
Lawrence R. Spieth    Vice President    Since 2004       Vice President of all the DFA Entities.
1947
-----------------------------------------------------------------------------------------------------------
Richard H. Tatlow V   Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                     Regional Director for Dimensional Fund Advisors
                                                         LP (April 2010-January 2013).
-----------------------------------------------------------------------------------------------------------
Blake T. Tatsuta      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1973                                                     Manager, Investment Analytics and Data (2012-
                                                         January 2013) and Research Assistant (2002-
                                                         2011) for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
Erik T. Totten        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1980                                                     Regional Director (2010-January 2013) and
                                                         Senior Associate (2007-2009) for Dimensional
                                                         Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
John H. Totten        Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1978                                                     Regional Director for Dimensional Fund Advisors
                                                         LP (January 2008--January 2012).
-----------------------------------------------------------------------------------------------------------
Robert C. Trotter     Vice President    Since 2009       Vice President of all the DFA Entities.
1958
-----------------------------------------------------------------------------------------------------------
Dave C. Twardowski    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1982                                                     Research Associate (June 2011-January 2015)
                                                         for Dimensional Fund Advisors LP; Research
                                                         Assistant at Dartmouth College (2009-2011).
-----------------------------------------------------------------------------------------------------------
Karen E. Umland       Vice President    Since 1997       Vice President of all the DFA Entities, DFA
1966                                                     Australia Limited, Dimensional Fund Advisors
                                                         Ltd., and Dimensional Fund Advisors Canada
                                                         ULC.
-----------------------------------------------------------------------------------------------------------
Benjamin C. Walker    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                     Regional Director for Dimensional Fund Advisors
                                                         LP (September 2008-January 2014).
-----------------------------------------------------------------------------------------------------------
Brian J. Walsh        Vice President    Since 2009       Vice President of all the DFA Entities. Portfolio
1970                                                     Manager for Dimensional Fund Advisors LP
                                                         (since 2004).
-----------------------------------------------------------------------------------------------------------
Jessica Walton        Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1974                                                     Regional Director (January 2012-January 2015)
                                                         for Dimensional Fund Advisors LP; Director of
                                                         Marketing and Investor Relations for Treaty Oak
                                                         Capital Management (July 2011-October 2011);
                                                         Vice President for Rockspring Capital (October
                                                         2010-July 2011); Program Director for RevEurope
                                                         Payments (November 2008-October 2010).
-----------------------------------------------------------------------------------------------------------
Weston J. Wellington  Vice President    Since 1997       Vice President of all the DFA Entities.
1951
-----------------------------------------------------------------------------------------------------------
Ryan J. Wiley         Vice President    Since 2007       Vice President of all the DFA Entities.
1976
-----------------------------------------------------------------------------------------------------------
Stacey E. Winning     Vice President    Since 2015       Vice President of all the DFA Entities. Head of
1981                                                     Global Recruiting and Development (since June
                                                         2014) for Dimensional Fund Advisors LP.
                                                         Formerly, Senior Manager, Recruiting (December
                                                         2012-June 2014) for Dimensional Fund Advisors
                                                         LP; Co-Head of Global Recruiting (May 2009-
                                                         November 2012) for Two Sigma Investments.
-----------------------------------------------------------------------------------------------------------
Paul E. Wise          Vice President    Since 2005       Vice President of all the DFA Entities.
1955
-----------------------------------------------------------------------------------------------------------
Joseph L. Young       Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
1978                                                     Regional Director for Dimensional Fund Advisors
                                                         LP (2005-2010).
-----------------------------------------------------------------------------------------------------------

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (Unaudited)

For shareholders that do not have an October 31, 2015 tax year end, this notice is for informational purposes only. For shareholders with and October 31, 2015 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2014 to October 31, 2015, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                                                   Qualifying
                                                                                                                      For
                                            Net                                                                    Corporate
                                        Investment    Short-Term     Long-Term   Return                            Dividends
                                          Income     Capital Gain  Capital Gain    of    Tax-Exempt     Total       Received
DFA Investment Dimensions Group Inc.   Distributions Distributions Distributions Capital  Interest  Distributions Deduction(1)
------------------------------------   ------------- ------------- ------------- ------- ---------- ------------- ------------
Enhanced U.S. Large Company
 Portfolio............................        3%          37%           60%        --        --          100%          --
US Large Cap Equity Portfolio.........       94%           3%           --         --        --          100%         100%
U.S. Large Cap Value Portfolio........       72%          --            28%        --        --          100%         100%
U.S. Targeted Value Portfolio.........       23%           3%           74%        --        --          100%         100%
U.S. Small Cap Value Portfolio........       23%          --            77%        --        --          100%         100%
U.S. Core Equity 1 Portfolio..........       79%          --            21%        --        --          100%         100%
U.S. Core Equity 2 Portfolio..........       70%          --            30%        --        --          100%         100%
U.S. Vector Equity Portfolio..........       32%          --            68%        --        --          100%         100%
U.S. Small Cap Portfolio..............       27%          --            73%        --        --          100%         100%
U.S. Micro Cap Portfolio..............       13%          --            87%        --        --          100%         100%
DFA Real Estate Securities
 Portfolio............................      100%          --            --         --        --          100%         100%
Large Cap International Portfolio.....      100%          --            --         --        --          100%         100%
International Core Equity Portfolio...      100%          --            --         --        --          100%         100%
International Small Company
 Portfolio............................       43%           5%           51%        --        --          100%         100%
Japanese Small Company Portfolio......      100%          --            --         --        --          100%         100%
Asia Pacific Small Company
 Portfolio............................      100%          --            --         --        --          100%         100%
United Kingdom Small Company
 Portfolio............................       32%           1%           67%        --        --          100%         100%
Continental Small Company
 Portfolio............................      100%          --            --         --        --          100%         100%
DFA International Real Estate
 Securities Portfolio.................      100%          --            --         --        --          100%         100%
DFA Global Real Estate Securities
 Portfolio............................      100%          --            --         --        --          100%         100%
DFA International Small Cap Value
 Portfolio............................       52%          --            48%        --        --          100%         100%
International Vector Equity Portfolio.       76%           2%           22%        --        --          100%         100%
World ex U.S. Value Portfolio.........      100%          --            --         --        --          100%         100%
World ex U.S. Targeted Value
 Portfolio**..........................       91%          --             9%        --        --          100%         100%
World ex U.S. Core Equity
 Portfolio**..........................      100%          --            --         --        --          100%         100%

                                                                                             Qualifying
                                                                                               Short-
                                       Qualifying    U.S.      Foreign   Foreign  Qualifying    Term
                                        Dividend  Government     Tax     Source    Interest   Capital
DFA Investment Dimensions Group Inc.   Income(2)  Interest(3) Credit(4) Income(5) Income(6)   Gain(7)
------------------------------------   ---------- ----------- --------- --------- ---------- ----------
Enhanced U.S. Large Company
 Portfolio............................     --          5%        --         --       100%       100%
US Large Cap Equity Portfolio.........    100%        --         --         --       100%       100%
U.S. Large Cap Value Portfolio........    100%        --         --         --       100%       100%
U.S. Targeted Value Portfolio.........    100%        --         --         --       100%       100%
U.S. Small Cap Value Portfolio........    100%        --         --         --       100%       100%
U.S. Core Equity 1 Portfolio..........    100%        --         --         --       100%       100%
U.S. Core Equity 2 Portfolio..........    100%        --         --         --       100%       100%
U.S. Vector Equity Portfolio..........    100%        --         --         --       100%       100%
U.S. Small Cap Portfolio..............    100%        --         --         --       100%       100%
U.S. Micro Cap Portfolio..............    100%        --         --         --       100%       100%
DFA Real Estate Securities
 Portfolio............................    100%        --         --         --       100%       100%
Large Cap International Portfolio.....    100%        --          4%       100%      100%       100%
International Core Equity Portfolio...    100%        --          4%       100%      100%       100%
International Small Company
 Portfolio............................    100%        --          5%       100%      100%       100%
Japanese Small Company Portfolio......    100%        --         12%       100%      100%       100%
Asia Pacific Small Company
 Portfolio............................    100%        --          2%       100%      100%       100%
United Kingdom Small Company
 Portfolio............................    100%        --         --        100%      100%       100%
Continental Small Company
 Portfolio............................    100%        --          8%       100%      100%       100%
DFA International Real Estate
 Securities Portfolio.................    100%        --         10%       100%      100%       100%
DFA Global Real Estate Securities
 Portfolio............................    100%        --          2%         3%      100%       100%
DFA International Small Cap Value
 Portfolio............................    100%        --          5%       100%      100%       100%
International Vector Equity Portfolio.    100%        --          5%       100%      100%       100%
World ex U.S. Value Portfolio.........    100%        --          5%       100%      100%       100%
World ex U.S. Targeted Value
 Portfolio**..........................    100%        --          3%        59%      100%       100%
World ex U.S. Core Equity
 Portfolio**..........................    100%        --         --          0%      100%       100%

                                                                                                                   Qualifying
                                                                                                                      For
                                            Net                                                                    Corporate
                                        Investment    Short-Term     Long-Term   Return                            Dividends
                                          Income     Capital Gain  Capital Gain    of    Tax-Exempt     Total       Received
DFA Investment Dimensions Group Inc.   Distributions Distributions Distributions Capital  Interest  Distributions Deduction(1)
------------------------------------   ------------- ------------- ------------- ------- ---------- ------------- ------------
World Core Equity Portfolio (formerly
 Dimensional Retirement Equity
 Fund II).............................       92%          --             8%        --        --          100%         100%
Selectively Hedged Global Equity
 Portfolio............................       68%           5%           27%        --        --          100%         100%
Emerging Markets Portfolio............      100%          --            --         --        --          100%         100%
Emerging Markets Small Cap
 Portfolio............................       53%           2%           45%        --        --          100%         100%
Emerging Markets Value Portfolio......      100%          --            --         --        --          100%         100%
Emerging Markets Core Equity
 Portfolio............................      100%          --            --         --        --          100%         100%
DFA Commodity Strategy Portfolio......       91%          --             9%        --        --          100%         100%
Dimensional Investment Group
 Inc.                                                                              --
DFA International Value Portfolio.....      100%          --            --         --        --          100%         100%
U.S. Large Company Portfolio..........       94%          --             6%        --        --          100%         100%

                                                                                             Qualifying
                                                                                               Short-
                                       Qualifying    U.S.      Foreign   Foreign  Qualifying    Term
                                        Dividend  Government     Tax     Source    Interest   Capital
DFA Investment Dimensions Group Inc.   Income(2)  Interest(3) Credit(4) Income(5) Income(6)   Gain(7)
------------------------------------   ---------- ----------- --------- --------- ---------- ----------
World Core Equity Portfolio (formerly
 Dimensional Retirement Equity
 Fund II).............................    100%        --          3%        62%      100%       100%
Selectively Hedged Global Equity
 Portfolio............................    100%        --          2%        39%      100%       100%
Emerging Markets Portfolio............    100%        --          7%       100%      100%       100%
Emerging Markets Small Cap
 Portfolio............................    100%        --          4%       100%      100%       100%
Emerging Markets Value Portfolio......    100%        --          7%       100%      100%       100%
Emerging Markets Core Equity
 Portfolio............................    100%        --          6%       100%      100%       100%
DFA Commodity Strategy Portfolio......    100%        15%        --         --       100%       100%
Dimensional Investment Group
 Inc.
DFA International Value Portfolio.....    100%        --          4%       100%      100%       100%
U.S. Large Company Portfolio..........    100%        --         --         --       100%       100%

----------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                                                               DFA103115-001A
 [LOGO]                                                              00157599

[LOGO]

ANNUAL REPORT
year ended: October 31, 2015

DFA Investment Dimensions Group Inc.
DFA One-Year Fixed Income Portfolio
DFA Two-Year Global Fixed Income Portfolio
DFA Selectively Hedged Global Fixed Income Portfolio
DFA Five-Year Global Fixed Income Portfolio
DFA World ex U.S. Government Fixed Income Portfolio
DFA Short-Term Government Portfolio
DFA Intermediate Government Fixed Income Portfolio
DFA Short-Term Extended Quality Portfolio
DFA Intermediate-Term Extended Quality Portfolio
DFA Targeted Credit Portfolio
DFA Investment Grade Portfolio
DFA Inflation-Protected Securities Portfolio
DFA Short-Duration Real Return Portfolio
DFA Municipal Real Return Portfolio
DFA Municipal Bond Portfolio
DFA Short-Term Municipal Bond Portfolio
DFA Intermediate-Term Municipal Bond Portfolio
DFA California Short-Term Municipal Bond Portfolio
DFA California Intermediate-Term Municipal Bond Portfolio
DFA NY Municipal Bond Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2015

Dear Fellow Shareholder,

Dimensional is built around a set of ideas that are bigger than our firm. Our point of view about market efficiency, our commitment to research, and our focus on implementation form the basis of our approach. We are fortunate to have found clients who are drawn to these ideas and the consistency we have shown to these principles over time.

Combining insights gained from research with effective implementation has been central to Dimensional's approach since our founding and will continue to be our focus.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                                 ANNUAL REPORT

                               Table of Contents

                                                                         Page
                                                                         ----
   Letter to Shareholders
   Definitions of Abbreviations and Footnotes...........................   1
      Performance Charts................................................   3
      Management's Discussion and Analysis..............................  13
      Disclosure of Fund Expenses.......................................  20
      Disclosure of Portfolio Holdings..................................  24
      Schedules of Investments
          DFA One-Year Fixed Income Portfolio...........................  26
          DFA Two-Year Global Fixed Income Portfolio....................  30
          DFA Selectively Hedged Global Fixed Income Portfolio..........  34
          DFA Five-Year Global Fixed Income Portfolio...................  39
          DFA World ex U.S. Government Fixed Income Portfolio...........  43
          DFA Short-Term Government Portfolio...........................  46
          DFA Intermediate Government Fixed Income Portfolio............  47
          DFA Short-Term Extended Quality Portfolio.....................  49
          DFA Intermediate-Term Extended Quality Portfolio..............  57
          DFA Targeted Credit Portfolio.................................  65
          DFA Investment Grade Portfolio................................  71
          DFA Inflation-Protected Securities Portfolio..................  86
          DFA Short-Duration Real Return Portfolio......................  87
          DFA Municipal Real Return Portfolio...........................  96
          DFA Municipal Bond Portfolio.................................. 101
          DFA Short-Term Municipal Bond Portfolio....................... 106
          DFA Intermediate-Term Municipal Bond Portfolio................ 115
          DFA California Short-Term Municipal Bond Portfolio............ 125
          DFA California Intermediate-Term Municipal Bond Portfolio..... 132
          DFA NY Municipal Bond Portfolio............................... 138
      Statements of Assets and Liabilities.............................. 140
      Statements of Operations.......................................... 145
      Statements of Changes in Net Assets............................... 150
      Financial Highlights.............................................. 155
      Notes to Financial Statements..................................... 164
      Report of Independent Registered Public Accounting Firm........... 186
   Results of the Shareholder Meeting................................... 187
   Fund Management...................................................... 199
   Voting Proxies on Fund Portfolio Securities.......................... 212
   Notice to Shareholders............................................... 213

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
------------------------

Investment Abbreviations
AGM              Assured Guaranty Municipal Corporation
AMBAC            American Municipal Bond Assurance Corporation
ASSURED GTY      Assured Guaranty
CP               Certificate Participation
ETM              Escrowed to Maturity
FGIC             Federal Guaranty Insurance Corporation
GO               General Obligation
GO OF AUTH       General Obligation of Authority
GO OF DIST       General Obligation of District
GO OF CMNWLTH    General Obligation of Commonwealth
GO OF UNIV       General Obligation of University
NATL-RE          Credit rating enhanced by guaranty or insurance from National Public Finance
                 Guarantee Corp.
NATL-RE FGIC     National Public Finance Guarantee Corp. Re-insures Financial Guaranty Insurance Co.
P.L.C.           Public Limited Company
PSF-GTD          Public School Fund Guarantee
RB               Revenue Bond
RN               Revenue Note
SA               Special Assessment
SCH BD RES FD    School Board Resolution Fund
SCH BD GTY       School Bond Guaranty
SCSDE            South Carolina State Department of Education
SD CRED PROG     School District Credit Program
ST               Special Tax
ST AID WITHHLDG  State Aid Withholding
UP               Unrefunded Portion
AUD              Australian Dollars
CAD              Canadian Dollars
DKK              Danish Krone
EUR              Euro
GBP              British Pounds
JPY              Japanese Yen
NOK              Norwegian Krone
NZD              New Zealand Dollars
SEK              Swedish Krona
SGD              Singapore Dollars
USD              United States Dollars

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED

Investment Footnotes
+           See Note B to Financial Statements.
#           Total or Partial Securities on Loan.
^           Denominated in USD, unless otherwise noted.
@           Security purchased with cash proceeds from Securities on Loan.
(r)         The adjustable rate shown is effective as of October 31, 2015.
(currency)  Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date
            (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
##          Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The
            Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of
            Trustees.
^^^         Face Amount of security is not adjusted for inflation.
++          Security pledged as collateral for Swap Agreements.
(S)         Affiliated Fund.

Financial Highlights
--------------------
(A)         Computed using average shares outstanding.
(B)         Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
            Master/Underlying Fund(s).
(C)         Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)         Non-Annualized
(E)         Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--          Amounts designated as -- are either zero or rounded to zero.
RIC         Registered Investment Company
SEC         Securities and Exchange Commission
(a)         Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA ONE-YEAR FIXED INCOME PORTFOLIO VS.
THE BOFA MERRILL LYNCH US 6-MONTH TREASURY BILL INDEX,
THE BOFA MERRILL LYNCH 1-YEAR US TREASURY NOTE INDEX
October 31, 2005-October 31, 2015

                                    [CHART]

          DFA One-Year Fixed   The BofA Merrill Lynch    The BofA Merrill Lynch
           Income Portfolio      US 6-Month Treasury       1-Year US Treasury
                                     Bill Index               Note Index
      -----------------------  -----------------------   -----------------------

10/31/2005     $10,000               $10,000                  $10,000
11/30/2005      10,026                10,036                   10,031
12/31/2005      10,053                10,071                   10,071
 1/31/2006      10,082                10,102                   10,094
 2/28/2006      10,113                10,131                   10,119
 3/31/2006      10,152                10,170                   10,148
 4/30/2006      10,185                10,206                   10,180
 5/31/2006      10,228                10,245                   10,206
 6/30/2006      10,263                10,281                   10,232
 7/31/2006      10,308                10,330                   10,291
 8/31/2006      10,352                10,377                   10,344
 9/30/2006      10,400                10,425                   10,391
10/31/2006      10,447                10,465                   10,433
11/30/2006      10,485                10,508                   10,476
12/31/2006      10,533                10,556                   10,506
 1/31/2007      10,585                10,599                   10,546
 2/28/2007      10,622                10,642                   10,599
 3/31/2007      10,674                10,689                   10,641
 4/30/2007      10,718                10,736                   10,677
 5/31/2007      10,766                10,787                   10,711
 6/30/2007      10,811                10,830                   10,763
 7/31/2007      10,856                10,874                   10,824
 8/31/2007      10,905                10,952                   10,904
 9/30/2007      10,941                10,998                   10,962
10/31/2007      10,995                11,041                   10,997
11/30/2007      11,030                11,116                   11,106
12/31/2007      11,079                11,148                   11,130
 1/31/2008      11,123                11,241                   11,273
 2/29/2008      11,152                11,271                   11,331
 3/31/2008      11,173                11,301                   11,367
 4/30/2008      11,190                11,314                   11,345
 5/31/2008      11,213                11,314                   11,340
 6/30/2008      11,247                11,329                   11,346
 7/31/2008      11,272                11,365                   11,383
 8/31/2008      11,298                11,389                   11,415
 9/30/2008      11,248                11,441                   11,466
10/31/2008      11,326                11,488                   11,532
11/30/2008      11,406                11,527                   11,605
12/31/2008      11,525                11,547                   11,659
 1/31/2009      11,536                11,546                   11,647
 2/28/2009      11,525                11,548                   11,629
 3/31/2009      11,567                11,559                   11,657
 4/30/2009      11,602                11,574                   11,680
 5/31/2009      11,646                11,580                   11,690
 6/30/2009      11,678                11,582                   11,696
 7/31/2009      11,686                11,591                   11,710
 8/31/2009      11,724                11,598                   11,725
 9/30/2009      11,747                11,605                   11,734
10/31/2009      11,755                11,609                   11,747
11/30/2009      11,787                11,613                   11,767
12/31/2009      11,746                11,614                   11,752
 1/31/2010      11,781                11,620                   11,779
 2/28/2010      11,796                11,621                   11,784
 3/31/2010      11,792                11,622                   11,781
 4/30/2010      11,799                11,625                   11,787
 5/31/2010      11,804                11,631                   11,794
 6/30/2010      11,833                11,634                   11,812
 7/31/2010      11,852                11,639                   11,825
 8/31/2010      11,871                11,643                   11,835
 9/30/2010      11,877                11,646                   11,841
10/31/2010      11,895                11,652                   11,849
11/30/2010      11,878                11,652                   11,846
12/31/2010      11,882                11,656                   11,849
 1/31/2011      11,894                11,659                   11,860
 2/28/2011      11,897                11,661                   11,864
 3/31/2011      11,904                11,664                   11,867
 4/30/2011      11,932                11,670                   11,879
 5/31/2011      11,949                11,672                   11,887
 6/30/2011      11,943                11,675                   11,891
 7/31/2011      11,960                11,674                   11,887
 8/31/2011      11,964                11,683                   11,908
 9/30/2011      11,957                11,683                   11,906
10/31/2011      11,963                11,684                   11,910
11/30/2011      11,956                11,686                   11,914
12/31/2011      11,953                11,687                   11,917
 1/31/2012      11,987                11,688                   11,920
 2/29/2012      11,992                11,687                   11,917
 3/31/2012      11,998                11,688                   11,917
 4/30/2012      12,014                11,690                   11,922
 5/31/2012      12,008                11,693                   11,925
 6/30/2012      12,025                11,694                   11,921
 7/31/2012      12,042                11,697                   11,933
 8/31/2012      12,047                11,699                   11,935
 9/30/2012      12,053                11,701                   11,938
10/31/2012      12,057                11,701                   11,937
11/30/2012      12,062                11,704                   11,941
12/31/2012      12,064                11,707                   11,945
 1/31/2013      12,076                11,709                   11,948
 2/28/2013      12,078                11,709                   11,950
 3/31/2013      12,082                11,712                   11,954
 4/30/2013      12,086                11,715                   11,959
 5/31/2013      12,078                11,717                   11,960
 6/30/2013      12,082                11,718                   11,959
 7/31/2013      12,085                11,721                   11,966
 8/31/2013      12,089                11,723                   11,968
 9/30/2013      12,104                11,725                   11,974
10/31/2013      12,109                11,725                   11,974
11/30/2013      12,111                11,725                   11,974
12/31/2013      12,105                11,728                   11,976
 1/31/2014      12,117                11,731                   11,979
 2/28/2014      12,130                11,732                   11,981
 3/31/2014      12,122                11,733                   11,985
 4/30/2014      12,125                11,735                   11,990
 5/31/2014      12,139                11,736                   11,993
 6/30/2014      12,130                11,736                   11,993
 7/31/2014      12,133                11,737                   11,995
 8/31/2014      12,136                11,739                   12,002
 9/30/2014      12,140                11,741                   12,005
10/31/2014      12,143                11,740                   12,007
11/30/2014      12,157                11,741                   12,009
12/31/2014      12,136                11,742                   11,997
 1/31/2015      12,160                11,746                   12,010
 2/28/2015      12,162                11,747                   12,007
 3/31/2015      12,167                11,748                   12,010
 4/30/2015      12,170                11,753                   12,018
 5/31/2015      12,174                11,754                   12,021
 6/30/2015      12,178                11,755                   12,023               Past performance is not predictive of
 7/31/2015      12,182                11,755                   12,026               future performance.
 8/31/2015      12,174                11,755                   12,025               The returns shown do not reflect the
 9/30/2015      12,191                11,768                   12,035               deduction of taxes that a shareholder
10/31/2015      12,196                11,764                   12,034               would pay on fund distributions or the
                                                                                    redemption of fund shares.
            Average Annual          One          Five          Ten                  The Merrill Lynch Indices are used with
            Total Return            Year         Years        Years                 permission; copyright 2015 Merrill
            ---------------------------------------------------------------         Lynch, Pierce, Fenner & Smith
                                    0.44%        0.50%        2.01%                 Incorporated; all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO VS.
CITI WORLD GOVERNMENT BOND INDEX, 1-2 YEARS, CURRENCY-HEDGED IN USD TERMS
CITI WORLD GOVERNMENT BOND INDEX, 1-3 YEARS, CURRENCY-HEDGED IN USD TERMS October 31, 2005-October 31, 2015

                                    [CHART]

              DFA Two-Year      Citi World Government    Citi World Government
              Global Fixed      Bond Index, 1-2 Years,   Bond Index, 1-3 Years,
            Income Portfolio      Currency-Hedged in       Currency-Hedged in
                                     USD Terms                 USD Terms
            ----------------   -----------------------  -----------------------

10/31/2005      $10,000              $10,000                    $10,000
11/30/2005       10,030               10,028                     10,028
12/31/2005       10,058               10,063                     10,062
 1/31/2006       10,089               10,091                     10,092
 2/28/2006       10,120               10,109                     10,115
 3/31/2006       10,133               10,119                     10,133
 4/30/2006       10,164               10,155                     10,166
 5/31/2006       10,215               10,188                     10,200
 6/30/2006       10,246               10,216                     10,232
 7/31/2006       10,298               10,281                     10,292
 8/31/2006       10,349               10,350                     10,351
 9/30/2006       10,391               10,394                     10,394
10/31/2006       10,421               10,432                     10,431
11/30/2006       10,473               10,480                     10,477
12/31/2006       10,507               10,501                     10,502
 1/31/2007       10,549               10,540                     10,548
 2/28/2007       10,600               10,598                     10,600
 3/31/2007       10,642               10,636                     10,639
 4/30/2007       10,683               10,671                     10,678
 5/31/2007       10,725               10,679                     10,697
 6/30/2007       10,766               10,719                     10,738
 7/31/2007       10,808               10,794                     10,806
 8/31/2007       10,860               10,890                     10,893
 9/30/2007       10,908               10,952                     10,950
10/31/2007       10,971               10,999                     10,997
11/30/2007       11,003               11,102                     11,089
12/31/2007       11,061               11,135                     11,123
 1/31/2008       11,104               11,269                     11,239
 2/29/2008       11,126               11,330                     11,292
 3/31/2008       11,136               11,330                     11,296
 4/30/2008       11,169               11,288                     11,269
 5/31/2008       11,190               11,252                     11,249
 6/30/2008       11,220               11,257                     11,263
 7/31/2008       11,253               11,318                     11,313
 8/31/2008       11,285               11,370                     11,353
 9/30/2008       11,249               11,445                     11,425
10/31/2008       11,325               11,588                     11,548
11/30/2008       11,402               11,667                     11,617
12/31/2008       11,512               11,753                     11,690
 1/31/2009       11,512               11,777                     11,711
 2/28/2009       11,512               11,796                     11,719
 3/31/2009       11,546               11,844                     11,755
 4/30/2009       11,591               11,853                     11,766
 5/31/2009       11,636               11,876                     11,788
 6/30/2009       11,658               11,887                     11,800
 7/31/2009       11,670               11,915                     11,825
 8/31/2009       11,704               11,945                     11,849
 9/30/2009       11,734               11,973                     11,866
10/31/2009       11,745               11,984                     11,875
11/30/2009       11,791               12,022                     11,898
12/31/2009       11,751               11,995                     11,883
 1/31/2010       11,798               12,026                     11,910
 2/28/2010       11,821               12,063                     11,934
 3/31/2010       11,822               12,063                     11,932
 4/30/2010       11,834               12,060                     11,921
 5/31/2010       11,845               12,109                     11,956
 6/30/2010       11,880               12,121                     11,962
 7/31/2010       11,915               12,148                     11,979
 8/31/2010       11,938               12,175                     11,995
 9/30/2010       11,949               12,168                     11,991
10/31/2010       11,960               12,181                     11,999
11/30/2010       11,949               12,151                     11,984
12/31/2010       11,957               12,156                     11,995
 1/31/2011       11,969               12,157                     11,998
 2/28/2011       11,969               12,153                     12,000
 3/31/2011       11,980               12,147                     11,998
 4/30/2011       12,004               12,167                     12,013
 5/31/2011       12,028               12,201                     12,035
 6/30/2011       12,028               12,206                     12,038
 7/31/2011       12,039               12,219                     12,042
 8/31/2011       12,063               12,290                     12,088
 9/30/2011       12,059               12,288                     12,091
10/31/2011       12,059               12,278                     12,085
11/30/2011       12,048               12,261                     12,078
12/31/2011       12,050               12,330                     12,131
 1/31/2012       12,074               12,365                     12,155
 2/29/2012       12,086               12,381                     12,172
 3/31/2012       12,098               12,377                     12,172
 4/30/2012       12,110               12,388                     12,179
 5/31/2012       12,110               12,383                     12,175
 6/30/2012       12,123               12,398                     12,185
 7/31/2012       12,147               12,420                     12,202
 8/31/2012       12,159               12,450                     12,222
 9/30/2012       12,161               12,464                     12,232
10/31/2012       12,161               12,471                     12,237
11/30/2012       12,173               12,488                     12,248
12/31/2012       12,175               12,498                     12,256
 1/31/2013       12,175               12,501                     12,262
 2/28/2013       12,187               12,517                     12,274
 3/31/2013       12,199               12,525                     12,280
 4/30/2013       12,211               12,551                     12,296
 5/31/2013       12,199               12,536                     12,291
 6/30/2013       12,187               12,522                     12,285
 7/31/2013       12,199               12,546                     12,300
 8/31/2013       12,199               12,541                     12,300
 9/30/2013       12,211               12,565                     12,315
10/31/2013       12,223               12,588                     12,330
11/30/2013       12,235               12,603                     12,338
12/31/2013       12,230               12,593                     12,336
 1/31/2014       12,243               12,619                     12,351
 2/28/2014       12,243               12,629                     12,357
 3/31/2014       12,244               12,628                     12,359
 4/30/2014       12,256               12,639                     12,365
 5/31/2014       12,269               12,658                     12,374
 6/30/2014       12,261               12,666                     12,380
 7/31/2014       12,249               12,668                     12,384
 8/31/2014       12,261               12,686                     12,394
 9/30/2014       12,261               12,686                     12,396
10/31/2014       12,286               12,704                     12,405
11/30/2014       12,298               12,721                     12,416
12/31/2014       12,277               12,714                     12,409
 1/31/2015       12,314               12,756                     12,436
 2/28/2015       12,302               12,748                     12,432
 3/31/2015       12,314               12,766                     12,442
 4/30/2015       12,314               12,769                     12,447
 5/31/2015       12,326               12,778                     12,454
 6/30/2015       12,329               12,776                     12,454
 7/31/2015       12,329               12,789                     12,461
 8/31/2015       12,329               12,787                     12,461            Past performance is not predictive of
 9/30/2015       12,354               12,811                     12,476            future performance.
10/31/2015       12,354               12,813                     12,478            The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
            Average Annual         One          Five          Ten                  would pay on fund distributions or the
            Total Return           Year         Years        Years                 redemption of fund shares.
            --------------------------------------------------------------         Citigroup bond indices copyright 2015
                                   0.56%        0.65%        2.14%                 by Citigroup.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO VS.
CITI WORLD GOVERNMENT BOND INDEX,
1-3 YEARS, IN USD TERMS (UNHEDGED)
January 9, 2008-October 31, 2015

                                     [CHART]

            DFA Selectively Hedged Global     Citi World Government Bond Index,
               Fixed Income Portfolio         1-3 Years, in USD Terms (unhedged)
           ------------------------------     ---------------------------------
 1/09/2008            $10,000                             $10,000
 1/31/2008             10,050                              10,199
 2/29/2008             10,140                              10,433
 3/31/2008             10,176                              10,754
 4/30/2008             10,216                              10,485
 5/31/2008             10,236                              10,415
 6/30/2008             10,266                              10,466
 7/31/2008             10,226                              10,427
 8/31/2008              9,845                              10,188
 9/30/2008              9,585                              10,126
10/31/2008              8,933                              10,032
11/30/2008              8,843                              10,177
12/31/2008              9,113                              10,732
 1/31/2009              8,803                              10,481
 2/28/2009              8,742                              10,160
 3/31/2009              9,103                              10,334
 4/30/2009              9,184                              10,379
 5/31/2009              9,605                              10,791
 6/30/2009              9,615                              10,735
 7/31/2009              9,745                              10,869
 8/31/2009              9,825                              11,016
 9/30/2009              9,976                              11,225
10/31/2009             10,026                              11,251
11/30/2009             10,106                              11,525
12/31/2009             10,044                              11,076
 1/31/2010             10,024                              11,065
 2/28/2010             10,054                              11,084
 3/31/2010             10,094                              10,915
 4/30/2010             10,144                              10,843
 5/31/2010              9,953                              10,675
 6/30/2010              9,984                              10,776
 7/31/2010             10,204                              11,084
 8/31/2010             10,134                              11,116
 9/30/2010             10,355                              11,381
10/31/2010             10,435                              11,578
11/30/2010             10,264                              11,202
12/31/2010             10,522                              11,426
 1/31/2011             10,532                              11,470
 2/28/2011             10,603                              11,508
 3/31/2011             10,684                              11,555
 4/30/2011             10,959                              11,838
 5/31/2011             10,908                              11,747
 6/30/2011             10,918                              11,794
 7/31/2011             11,041                              11,949
 8/31/2011             10,990                              12,038
 9/30/2011             10,522                              11,700
10/31/2011             10,837                              11,827
11/30/2011             10,654                              11,681
12/31/2011             10,611                              11,654
 1/31/2012             10,779                              11,769
 2/29/2012             10,895                              11,675
 3/31/2012             10,832                              11,595
 4/30/2012             10,853                              11,690
 5/31/2012             10,527                              11,482
 6/30/2012             10,758                              11,544
 7/31/2012             10,832                              11,555
 8/31/2012             10,916                              11,649
 9/30/2012             10,990                              11,755
10/31/2012             10,969                              11,692
11/30/2012             11,011                              11,634
12/31/2012             11,058                              11,565
 1/31/2013             11,069                              11,507
 2/28/2013             11,015                              11,353
 3/31/2013             11,069                              11,268
 4/30/2013             11,156                              11,300
 5/31/2013             10,940                              11,115
 6/30/2013             10,680                              11,136
 7/31/2013             10,832                              11,255
 8/31/2013             10,691                              11,228
 9/30/2013             10,961                              11,365
10/31/2013             11,026                              11,398
11/30/2013             10,950                              11,317
12/31/2013             10,936                              11,293
 1/31/2014             10,892                              11,289
 2/28/2014             11,057                              11,390
 3/31/2014             11,111                              11,369
 4/30/2014             11,166                              11,422
 5/31/2014             11,199                              11,400
 6/30/2014             11,243                              11,441
 7/31/2014             11,122                              11,318
 8/31/2014             11,177                              11,261
 9/30/2014             10,958                              10,985
10/31/2014             10,947                              10,923
11/30/2014             10,914                              10,794
12/31/2014             10,764                              10,659
 1/31/2015             10,653                              10,500
 2/28/2015             10,686                              10,455
 3/31/2015             10,630                              10,325
 4/30/2015             10,831                              10,475
 5/31/2015             10,675                              10,340
 6/30/2015             10,597                              10,412
 7/31/2015             10,464                              10,355
 8/31/2015             10,341                              10,405                   Past performance is not predictive of
 9/30/2015             10,364                              10,421                   future performance.
10/31/2015             10,464                              10,396                   The returns shown do not reflect the
                                                                                    deduction of taxes that a shareholder
           Average Annual          One          Five          Since                 would pay on fund distributions or the
           Total Return            Year         Years       Inception               redemption of fund shares.
           -----------------------------------------------------------------        Citigroup bond indices copyright 2015
                                  -4.42%        0.05%         0.58%                 by Citigroup.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO VS.
CITI WORLD GOVERNMENT BOND INDEX,
1-5 YEARS, CURRENCY-HEDGED IN USD TERMS
October 31, 2005-October 31, 2015

                                    [CHART]

               DFA Five-Year Global            Citi World Government Bond Index,
              Fixed Income Portfolio            1-5 Years, Currency-Hedged
                                                      in USD Terms
              ----------------------           ---------------------------------
10/31/2005           $10,000                            $10,000
11/30/2005            10,019                             10,033
12/31/2005            10,045                             10,071
 1/31/2006            10,055                             10,088
 2/28/2006            10,075                             10,098
 3/31/2006            10,045                             10,089
 4/30/2006            10,065                             10,116
 5/31/2006            10,114                             10,154
 6/30/2006            10,134                             10,177
 7/31/2006            10,203                             10,251
 8/31/2006            10,291                             10,341
 9/30/2006            10,331                             10,387
10/31/2006            10,370                             10,423
11/30/2006            10,409                             10,476
12/31/2006            10,436                             10,483
 1/31/2007            10,486                             10,520
 2/28/2007            10,535                             10,589
 3/31/2007            10,575                             10,623
 4/30/2007            10,604                             10,656
 5/31/2007            10,634                             10,644
 6/30/2007            10,661                             10,671
 7/31/2007            10,720                             10,764
 8/31/2007            10,800                             10,877
 9/30/2007            10,839                             10,937
10/31/2007            10,899                             10,993
11/30/2007            10,929                             11,112
12/31/2007            10,981                             11,144
 1/31/2008            11,042                             11,310
 2/29/2008            11,083                             11,385
 3/31/2008            11,094                             11,382
 4/30/2008            11,012                             11,307
 5/31/2008            10,981                             11,243
 6/30/2008            11,012                             11,243
 7/31/2008            11,073                             11,326
 8/31/2008            11,135                             11,396
 9/30/2008            11,020                             11,470
10/31/2008            11,082                             11,636
11/30/2008            11,248                             11,761
12/31/2008            11,423                             11,879
 1/31/2009            11,402                             11,884
 2/28/2009            11,392                             11,908
 3/31/2009            11,433                             11,970
 4/30/2009            11,506                             11,972
 5/31/2009            11,527                             11,977
 6/30/2009            11,597                             11,996
 7/31/2009            11,692                             12,040
 8/31/2009            11,797                             12,082
 9/30/2009            11,876                             12,120
10/31/2009            11,940                             12,132
11/30/2009            12,088                             12,196
12/31/2009            11,902                             12,151
 1/31/2010            12,053                             12,198
 2/28/2010            12,129                             12,248
 3/31/2010            12,120                             12,243
 4/30/2010            12,207                             12,249
 5/31/2010            12,282                             12,329
 6/30/2010            12,363                             12,360
 7/31/2010            12,548                             12,405
 8/31/2010            12,701                             12,464
 9/30/2010            12,749                             12,455
10/31/2010            12,836                             12,467
11/30/2010            12,705                             12,406
12/31/2010            12,533                             12,392
 1/31/2011            12,567                             12,383
 2/28/2011            12,556                             12,372
 3/31/2011            12,567                             12,364
 4/30/2011            12,729                             12,401
 5/31/2011            12,879                             12,461
 6/30/2011            12,879                             12,468
 7/31/2011            13,086                             12,512
 8/31/2011            13,178                             12,620
 9/30/2011            13,153                             12,625
10/31/2011            13,188                             12,607
11/30/2011            12,990                             12,582
12/31/2011            13,098                             12,679
 1/31/2012            13,230                             12,733
 2/29/2012            13,254                             12,755
 3/31/2012            13,290                             12,744
 4/30/2012            13,338                             12,770
 5/31/2012            13,422                             12,781
 6/30/2012            13,430                             12,794
 7/31/2012            13,599                             12,837
 8/31/2012            13,647                             12,870
 9/30/2012            13,669                             12,893
10/31/2012            13,682                             12,901
11/30/2012            13,730                             12,934
12/31/2012            13,726                             12,945
 1/31/2013            13,665                             12,934
 2/28/2013            13,751                             12,964
 3/31/2013            13,775                             12,977
 4/30/2013            13,849                             13,019
 5/31/2013            13,726                             12,974
 6/30/2013            13,557                             12,935
 7/31/2013            13,644                             12,970
 8/31/2013            13,569                             12,951
 9/30/2013            13,681                             12,996
10/31/2013            13,767                             13,039
11/30/2013            13,792                             13,059
12/31/2013            13,670                             13,025
 1/31/2014            13,822                             13,081
 2/28/2014            13,847                             13,099
 3/31/2014            13,779                             13,097
 4/30/2014            13,855                             13,120
 5/31/2014            13,956                             13,158
 6/30/2014            13,939                             13,173
 7/31/2014            13,901                             13,174
 8/31/2014            13,990                             13,213
 9/30/2014            13,927                             13,210
10/31/2014            14,028                             13,242
11/30/2014            14,117                             13,275
12/31/2014            14,063                             13,272
 1/31/2015            14,294                             13,346
 2/28/2015            14,191                             13,326
 3/31/2015            14,256                             13,354
 4/30/2015            14,269                             13,352
 5/31/2015            14,269                             13,360
 6/30/2015            14,197                             13,340
 7/31/2015            14,249                             13,375
 8/31/2015            14,236                             13,372                     Past performance is not predictive of
 9/30/2015            14,353                             13,417                     future performance.
10/31/2015            14,340                             13,421                     The returns shown do not reflect the
                                                                                    deduction of taxes that a shareholder
            Average Annual          One          Five          Ten                  would pay on fund distributions or the
            Total Return            Year         Years        Years                 redemption of fund shares.
            ---------------------------------------------------------------         Citigroup bond indices copyright 2015
                                    2.22%        2.24%        3.67%                 by Citigroup.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO VS.
CITI NON-USD WORLD GOVERNMENT BOND INDEX, CURRENCY-HEDGED IN USD TERMS
December 6, 2011-October 31, 2015

                                     [CHART]

                DFA World Ex U.S.                 Citi Non-USD World
             Government Fixed Income             Government Bond Index,
                     Portfolio                Currency-Hedged in USD Terms
            -------------------------         ----------------------------
 12/06/2011           $10,000                           $10,000
 12/31/2011            10,095                            10,085
  1/31/2012            10,145                            10,165
  2/29/2012            10,175                            10,216
  3/31/2012            10,165                            10,218
  4/30/2012            10,246                            10,246
  5/31/2012            10,506                            10,370
  6/30/2012            10,427                            10,329
  7/31/2012            10,648                            10,436
  8/31/2012            10,658                            10,456
  9/30/2012            10,656                            10,515
 10/31/2012            10,666                            10,538
 11/30/2012            10,757                            10,623
 12/31/2012            10,771                            10,641
  1/31/2013            10,606                            10,608
  2/28/2013            10,730                            10,670
  3/31/2013            10,834                            10,776
  4/30/2013            10,968                            10,899
  5/31/2013            10,741                            10,744
  6/30/2013            10,524                            10,638
  7/31/2013            10,587                            10,690
  8/31/2013            10,483                            10,668
  9/30/2013            10,576                            10,745
 10/31/2013            10,690                            10,852
 11/30/2013            10,680                            10,857
 12/31/2013            10,538                            10,792
  1/31/2014            10,780                            10,963
  2/28/2014            10,811                            11,013
  3/31/2014            10,848                            11,051
  4/30/2014            10,933                            11,119
  5/31/2014            11,081                            11,203
  6/30/2014            11,143                            11,273
  7/31/2014            11,239                            11,343
  8/31/2014            11,474                            11,505
  9/30/2014            11,431                            11,500
 10/31/2014            11,538                            11,562
 11/30/2014            11,730                            11,712
 12/31/2014            11,832                            11,847
  1/31/2015            12,152                            12,060
  2/28/2015            12,072                            12,013
  3/31/2015            12,186                            12,113
  4/30/2015            12,038                            12,005
  5/31/2015            11,946                            11,904
  6/30/2015            11,694                            11,726
  7/31/2015            11,889                            11,902
  8/31/2015            11,820                            11,868               Past performance is not predictive of
  9/30/2015            11,957                            11,961               future performance.
 10/31/2015            11,992                            12,031               The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
             Average Annual          One             Since                    would pay on fund distributions or the
             Total Return            Year          Inception                  redemption of fund shares.
             --------------------------------------------------------         Citigroup bond indices copyright 2015
                                     3.93%           4.77%                    by Citigroup.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA SHORT-TERM GOVERNMENT PORTFOLIO VS.
BOFA MERRILL LYNCH 1-5 YEAR US TREASURY & AGENCY INDEX
October 31, 2005-October 31, 2015

                                    [CHART]

            DFA Short-Term Government        BofA Merrill Lynch 1-5 Year
                   Portfolio                  US Treasury & Agency Index
           ---------------------------     ---------------------------------
10/31/2005          $10,000                             $10,000
11/30/2005          10,029                               10,036
12/31/2005          10,058                               10,078
1/31/2006           10,087                               10,092
2/28/2006           10,107                               10,096
3/31/2006           10,132                               10,098
4/30/2006           10,171                               10,124
5/31/2006           10,201                               10,134
6/30/2006           10,240                               10,151
7/31/2006           10,280                               10,239
8/31/2006           10,330                               10,326
9/30/2006           10,376                               10,388
10/31/2006          10,426                               10,434
11/30/2006          10,466                               10,498
12/31/2006          10,511                               10,486
1/31/2007           10,552                               10,502
2/28/2007           10,593                               10,604
3/31/2007           10,641                               10,642
4/30/2007           10,682                               10,685
5/31/2007           10,733                               10,655
6/30/2007           10,772                               10,691
7/31/2007           10,824                               10,802
8/31/2007           10,865                               10,924
9/30/2007           10,903                               11,006
10/31/2007          10,945                               11,056
11/30/2007          10,987                               11,274
12/31/2007          11,032                               11,313
1/31/2008           11,064                               11,543
2/29/2008           11,181                               11,665
3/31/2008           11,227                               11,704
4/30/2008           10,991                               11,586
5/31/2008           10,884                               11,515
6/30/2008           10,941                               11,556
7/31/2008           11,017                               11,610
8/31/2008           11,125                               11,675
9/30/2008           11,215                               11,753
10/31/2008          11,345                               11,863
11/30/2008          11,682                               12,108
12/31/2008          11,954                               12,260
1/31/2009           11,833                               12,189
2/28/2009           11,833                               12,179
3/31/2009           11,955                               12,279
4/30/2009           11,944                               12,250
5/31/2009           11,944                               12,253
6/30/2009           11,952                               12,225
7/31/2009           11,985                               12,259
8/31/2009           12,063                               12,327
9/30/2009           12,136                               12,372
10/31/2009          12,169                               12,404
11/30/2009          12,303                               12,517
12/31/2009          12,128                               12,372
1/31/2010           12,242                               12,491
2/28/2010           12,298                               12,532
3/31/2010           12,252                               12,481
4/30/2010           12,320                               12,535
5/31/2010           12,411                               12,623
6/30/2010           12,542                               12,720
7/31/2010           12,645                               12,789
8/31/2010           12,691                               12,843
9/30/2010           12,725                               12,876
10/31/2010          12,817                               12,923
11/30/2010          12,737                               12,875
12/31/2010          12,668                               12,800
1/31/2011           12,680                               12,838
2/28/2011           12,656                               12,811
3/31/2011           12,673                               12,806
4/30/2011           12,779                               12,896
5/31/2011           12,885                               12,983
6/30/2011           12,869                               12,987
7/31/2011           12,952                               13,078
8/31/2011           13,047                               13,173
9/30/2011           13,033                               13,156
10/31/2011          13,044                               13,169
11/30/2011          13,068                               13,186
12/31/2011          13,098                               13,209
1/31/2012           13,159                               13,251
2/29/2012           13,134                               13,218
3/31/2012           13,144                               13,194
4/30/2012           13,193                               13,255
5/31/2012           13,193                               13,277
6/30/2012           13,212                               13,269
7/31/2012           13,261                               13,321
8/31/2012           13,297                               13,329
9/30/2012           13,291                               13,330
10/31/2012          13,291                               13,315
11/30/2012          13,316                               13,344
12/31/2012          13,306                               13,338
1/31/2013           13,294                               13,322
2/28/2013           13,318                               13,353
3/31/2013           13,323                               13,358
4/30/2013           13,360                               13,389
5/31/2013           13,274                               13,321
6/30/2013           13,176                               13,265
7/31/2013           13,225                               13,297
8/31/2013           13,164                               13,260
9/30/2013           13,250                               13,328
10/31/2013          13,288                               13,362
11/30/2013          13,313                               13,378
12/31/2013          13,247                               13,316
1/31/2014           13,309                               13,373
2/28/2014           13,321                               13,392
3/31/2014           13,298                               13,351
4/30/2014           13,323                               13,384
5/31/2014           13,373                               13,437
6/30/2014           13,359                               13,424
7/31/2014           13,334                               13,395
8/31/2014           13,359                               13,440
9/30/2014           13,347                               13,417
10/31/2014          13,398                               13,483
11/30/2014          13,448                               13,525
12/31/2014          13,412                               13,482
1/31/2015           13,538                               13,615
2/28/2015           13,475                               13,549
3/31/2015           13,544                               13,604
4/30/2015           13,544                               13,608
5/31/2015           13,557                               13,621
6/30/2015           13,549                               13,608
7/31/2015           13,574                               13,633
8/31/2015           13,561                               13,631                 Past performance is not predictive of
9/30/2015           13,643                               13,702                 future performance.
10/31/2015          13,618                               13,673                 The returns shown do not reflect the
                                                                                deduction of taxes that a shareholder
                                                                                would pay on fund distributions or the
                                                                                redemption of fund shares.
           Average Annual         One          Five          Ten                The Merrill Lynch Indices are used with
           Total Return           Year         Years        Years               permission; copyright 2015 Merrill
           -------------------------------------------------------------        Lynch, Pierce, Fenner & Smith
                                  1.65%        1.22%        3.14%               Incorporated; all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO VS.
BARCLAYS U.S. GOVERNMENT BOND INDEX
October 31, 2005-October 31, 2015

                                    [CHART]

               DFA Intermediate Government        Barclays U.S. Government
                 Fixed Income Portfolio                 Bond Index
               ---------------------------        ---------------------
10/31/2005             $10,000                           $10,000
11/30/2005              10,053                            10,045
12/31/2005              10,131                            10,138
 1/31/2006              10,122                            10,121
 2/28/2006              10,113                            10,137
 3/31/2006              10,034                            10,046
 4/30/2006               9,998                            10,018
 5/31/2006              10,007                            10,020
 6/30/2006              10,007                            10,048
 7/31/2006              10,144                            10,168
 8/31/2006              10,308                            10,311
 9/30/2006              10,402                            10,403
10/31/2006              10,466                            10,458
11/30/2006              10,586                            10,564
12/31/2006              10,495                            10,491
 1/31/2007              10,476                            10,478
 2/28/2007              10,664                            10,639
 3/31/2007              10,666                            10,642
 4/30/2007              10,723                            10,695
 5/31/2007              10,600                            10,611
 6/30/2007              10,588                            10,607
 7/31/2007              10,731                            10,758
 8/31/2007              10,931                            10,920
 9/30/2007              11,015                            10,989
10/31/2007              11,093                            11,070
11/30/2007              11,440                            11,374
12/31/2007              11,496                            11,399
 1/31/2008              11,809                            11,672
 2/29/2008              11,907                            11,783
 3/31/2008              11,991                            11,861
 4/30/2008              11,814                            11,694
 5/31/2008              11,636                            11,566
 6/30/2008              11,686                            11,634
 7/31/2008              11,756                            11,685
 8/31/2008              11,876                            11,804
 9/30/2008              11,874                            11,857
10/31/2008              11,753                            11,824
11/30/2008              12,418                            12,385
12/31/2008              12,977                            12,812
 1/31/2009              12,668                            12,493
 2/28/2009              12,596                            12,459
 3/31/2009              12,795                            12,685
 4/30/2009              12,671                            12,517
 5/31/2009              12,640                            12,422
 6/30/2009              12,661                            12,405
 7/31/2009              12,745                            12,464
 8/31/2009              12,849                            12,562
 9/30/2009              12,969                            12,656
10/31/2009              13,011                            12,658
11/30/2009              13,201                            12,820
12/31/2009              12,883                            12,530
 1/31/2010              13,109                            12,712
 2/28/2010              13,184                            12,764
 3/31/2010              13,102                            12,668
 4/30/2010              13,243                            12,789
 5/31/2010              13,438                            12,985
 6/30/2010              13,688                            13,206
 7/31/2010              13,830                            13,296
 8/31/2010              14,070                            13,532
 9/30/2010              14,108                            13,538
10/31/2010              14,163                            13,530
11/30/2010              14,042                            13,439
12/31/2010              13,775                            13,221
 1/31/2011              13,775                            13,222
 2/28/2011              13,775                            13,214
 3/31/2011              13,777                            13,210
 4/30/2011              13,946                            13,354
 5/31/2011              14,172                            13,544
 6/30/2011              14,111                            13,504
 7/31/2011              14,384                            13,729
 8/31/2011              14,736                            14,078
 9/30/2011              14,869                            14,293
10/31/2011              14,789                            14,192
11/30/2011              14,904                            14,287
12/31/2011              15,073                            14,414
 1/31/2012              15,178                            14,477
 2/29/2012              15,108                            14,383
 3/31/2012              15,004                            14,253
 4/30/2012              15,238                            14,445
 5/31/2012              15,426                            14,670
 6/30/2012              15,392                            14,627
 7/31/2012              15,557                            14,767
 8/31/2012              15,616                            14,753
 9/30/2012              15,625                            14,714
10/31/2012              15,601                            14,693
11/30/2012              15,708                            14,765
12/31/2012              15,632                            14,705
 1/31/2013              15,512                            14,594
 2/28/2013              15,632                            14,669
 3/31/2013              15,635                            14,682
 4/30/2013              15,767                            14,806
 5/31/2013              15,466                            14,565
 6/30/2013              15,122                            14,406
 7/31/2013              15,146                            14,392
 8/31/2013              14,988                            14,323
 9/30/2013              15,189                            14,423
10/31/2013              15,274                            14,492
11/30/2013              15,250                            14,449
12/31/2013              15,082                            14,324
 1/31/2014              15,340                            14,511
 2/28/2014              15,377                            14,551
 3/31/2014              15,337                            14,511
 4/30/2014              15,436                            14,591
 5/31/2014              15,596                            14,725
 6/30/2014              15,576                            14,705
 7/31/2014              15,539                            14,681
 8/31/2014              15,688                            14,830
 9/30/2014              15,583                            14,753
10/31/2014              15,733                            14,892
11/30/2014              15,883                            15,008
12/31/2014              15,863                            15,028
 1/31/2015              16,306                            15,403
 2/28/2015              16,040                            15,175
 3/31/2015              16,184                            15,268
 4/30/2015              16,146                            15,192
 5/31/2015              16,121                            15,168
 6/30/2015              15,992                            15,039
 7/31/2015              16,132                            15,160
 8/31/2015              16,132                            15,167              Past performance is not predictive of
 9/30/2015              16,308                            15,296              future performance.
10/31/2015              16,244                            15,243              The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
           Average Annual         One         Five         Ten                would pay on fund distributions or the
           Total Return           Year        Years       Years               redemption of fund shares.
           -----------------------------------------------------------        Barclays Capital data provided by
                                  3.25%       2.78%       4.97%               Barclays Bank PLC.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO VS.
THE BOFA MERRILL LYNCH 1-5 YEAR US CORPORATE & GOVERNMENT INDEX
March 4, 2009-October 31, 2015

                                    [CHART]

            DFA Short-Term Extended         The BofA Merrill Lynch 1-5 Year
               Quality Portfolio            US Corporate & Government Index
            -----------------------        ----------------------------------
 3/04/2009          $10,000                             $10,000
 3/31/2009           10,030                              10,077
 4/30/2009           10,135                              10,138
 5/31/2009           10,251                              10,223
 6/30/2009           10,348                              10,251
 7/31/2009           10,501                              10,329
 8/31/2009           10,602                              10,414
 9/30/2009           10,681                              10,476
10/31/2009           10,749                              10,524
11/30/2009           10,880                              10,628
12/31/2009           10,774                              10,522
 1/31/2010           10,918                              10,641
 2/28/2010           10,964                              10,679
 3/31/2010           10,958                              10,655
 4/30/2010           11,041                              10,712
 5/31/2010           11,047                              10,754
 6/30/2010           11,135                              10,837
 7/31/2010           11,258                              10,922
 8/31/2010           11,347                              10,980
 9/30/2010           11,404                              11,022
10/31/2010           11,473                              11,072
11/30/2010           11,403                              11,024
12/31/2010           11,329                              10,960
 1/31/2011           11,381                              11,002
 2/28/2011           11,381                              10,992
 3/31/2011           11,383                              10,994
 4/30/2011           11,500                              11,083
 5/31/2011           11,575                              11,159
 6/30/2011           11,564                              11,157
 7/31/2011           11,671                              11,241
 8/31/2011           11,691                              11,290
 9/30/2011           11,648                              11,250
10/31/2011           11,692                              11,287
11/30/2011           11,615                              11,269
12/31/2011           11,660                              11,300
 1/31/2012           11,768                              11,373
 2/29/2012           11,808                              11,374
 3/31/2012           11,817                              11,370
 4/30/2012           11,859                              11,420
 5/31/2012           11,866                              11,429
 6/30/2012           11,885                              11,439
 7/31/2012           11,989                              11,507
 8/31/2012           12,021                              11,530
 9/30/2012           12,062                              11,551
10/31/2012           12,069                              11,554
11/30/2012           12,087                              11,578
12/31/2012           12,083                              11,579
 1/31/2013           12,072                              11,574
 2/28/2013           12,112                              11,606
 3/31/2013           12,125                              11,614
 4/30/2013           12,171                              11,649
 5/31/2013           12,111                              11,590
 6/30/2013           12,013                              11,521
 7/31/2013           12,062                              11,561
 8/31/2013           12,021                              11,533
 9/30/2013           12,108                              11,599
10/31/2013           12,164                              11,644
11/30/2013           12,190                              11,664
12/31/2013           12,132                              11,615
 1/31/2014           12,211                              11,672
 2/28/2014           12,242                              11,699
 3/31/2014           12,213                              11,667
 4/30/2014           12,251                              11,702
 5/31/2014           12,311                              11,757
 6/30/2014           12,304                              11,752
 7/31/2014           12,284                              11,726
 8/31/2014           12,321                              11,768
 9/30/2014           12,290                              11,744
10/31/2014           12,339                              11,798
11/30/2014           12,388                              11,835
12/31/2014           12,336                              11,791
 1/31/2015           12,474                              11,905
 2/28/2015           12,431                              11,862
 3/31/2015           12,471                              11,909
 4/30/2015           12,486                              11,917
 5/31/2015           12,487                              11,928
 6/30/2015           12,446                              11,910
 7/31/2015           12,474                              11,931                  Past performance is not predictive of
 8/31/2015           12,456                              11,924                  future performance.
 9/30/2015           12,530                              11,980                  The returns shown do not reflect the
10/31/2015           12,522                              11,968                  deduction of taxes that a shareholder
                                                                                 would pay on fund distributions or the
                                                                                 redemption of fund shares.
           Average Annual        One         Five          Since                 The Merrill Lynch Indices are used with
           Total Return          Year        Years       Inception               permission; copyright 2015 Merrill
           --------------------------------------------------------------        Lynch, Pierce, Fenner & Smith
                                 1.48%       1.77%         3.43%                 Incorporated; all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO VS.
BARCLAYS U.S. CREDIT BOND INDEX
July 20, 2010-October 31, 2015

                                    [CHART]

           DFA Intermediate-Term            Barclays U.S. Credit
         Extended Quality Portfolio             Bond Index
         --------------------------          ---------------------
 7/20/2010         $10,000                          $10,000
 7/31/2010          10,020                           10,093
 8/31/2010          10,230                           10,296
 9/30/2010          10,282                           10,362
10/31/2010          10,315                           10,376
11/30/2010          10,195                           10,273
12/31/2010           9,963                           10,169
 1/31/2011           9,983                           10,191
 2/28/2011          10,018                           10,264
 3/31/2011          10,015                           10,260
 4/30/2011          10,184                           10,434
 5/31/2011          10,363                           10,594
 6/30/2011          10,278                           10,516
 7/31/2011          10,583                           10,769
 8/31/2011          10,745                           10,808
 9/30/2011          10,773                           10,835
10/31/2011          10,825                           10,993
11/30/2011          10,683                           10,809
12/31/2011          10,897                           11,019
 1/31/2012          11,085                           11,248
 2/29/2012          11,133                           11,333
 3/31/2012          11,032                           11,243
 4/30/2012          11,228                           11,394
 5/31/2012          11,359                           11,471
 6/30/2012          11,356                           11,520
 7/31/2012          11,607                           11,832
 8/31/2012          11,644                           11,857
 9/30/2012          11,715                           11,928
10/31/2012          11,819                           12,061
11/30/2012          11,850                           12,061
12/31/2012          11,798                           12,051
 1/31/2013          11,658                           11,946
 2/28/2013          11,770                           12,030
 3/31/2013          11,804                           12,030
 4/30/2013          11,989                           12,247
 5/31/2013          11,676                           11,958
 6/30/2013          11,290                           11,617
 7/31/2013          11,362                           11,700
 8/31/2013          11,224                           11,605
 9/30/2013          11,364                           11,701
10/31/2013          11,509                           11,870
11/30/2013          11,448                           11,838
12/31/2013          11,348                           11,809
 1/31/2014          11,657                           12,007
 2/28/2014          11,730                           12,138
 3/31/2014          11,715                           12,153
 4/30/2014          11,855                           12,297
 5/31/2014          12,052                           12,471
 6/30/2014          12,051                           12,481
 7/31/2014          12,035                           12,476
 8/31/2014          12,223                           12,656
 9/30/2014          12,070                           12,478
10/31/2014          12,189                           12,611
11/30/2014          12,310                           12,697
12/31/2014          12,263                           12,697
 1/31/2015          12,720                           13,057
 2/28/2015          12,563                           12,927
 3/31/2015          12,629                           12,972
 4/30/2015          12,579                           12,896
 5/31/2015          12,498                           12,822
 6/30/2015          12,275                           12,598
 7/31/2015          12,373                           12,677
 8/31/2015          12,288                           12,602
 9/30/2015          12,473                           12,665
10/31/2015          12,513                           12,725           Past performance is not predictive of
                                                                      future performance.
                                                                      The returns shown do not reflect the
                                                                      deduction of taxes that a shareholder
         Average Annual       One       Five        Since             would pay on fund distributions or the
         Total Return         Year      Years     Inception           redemption of fund shares.
         -------------------------------------------------------      Barclays Capital data provided by
                              2.66%     3.94%       4.34%             Barclays Bank PLC.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA TARGETED CREDIT PORTFOLIO VS.
BARCLAYS GLOBAL AGGREGATE CREDIT 1-5 YEAR (HEDGED TO USD)
May 20, 2015-October 31, 2015

                                      [CHART]

                      DFA Targeted                 Barclays Global Aggregate
                     Credit Portfolio           Credit 1-5 year (hedged to USD)
                --------------------------     ---------------------------------
    05/2015             $10,000                            $10,000
    05/2015              10,000                             10,015
    06/2015               9,941                              9,980
    07/2015               9,973                             10,006
    08/2015               9,957                              9,991
    09/2015              10,022                             10,003
    10/2015              10,018                             10,028
                                                                                    Past performance is not predictive of
                                                                                    future performance.
                                                                                    The returns shown do not reflect the
                                                                                    deduction of taxes that a shareholder
              Average Annual                                Since                   would pay on fund distributions or the
              Total Return                                Inception                 redemption of fund shares.
              -------------------------------------------------------------         Barclays Capital data provided by
                                                            0.18%                   Barclays Bank PLC.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA INVESTMENT GRADE PORTFOLIO VS.
BARCLAYS U.S. AGGREGATE BOND INDEX
March 7, 2011-October 31, 2015

                                     [CHART]

                   DFA Investment Grade             Barclays U.S. Aggregate
                         Portfolio                       Bond Index
                ---------------------------        ---------------------
  3/07/2011              $10,000                          $10,000
  3/31/2011               10,040                           10,026
  4/30/2011               10,180                           10,153
  5/31/2011               10,330                           10,285
  6/30/2011               10,273                           10,255
  7/31/2011               10,505                           10,418
  8/31/2011               10,686                           10,570
  9/30/2011               10,725                           10,647
 10/31/2011               10,735                           10,658
 11/30/2011               10,694                           10,649
 12/31/2011               10,831                           10,766
  1/31/2012               10,953                           10,861
  2/29/2012               10,963                           10,858
  3/31/2012               10,899                           10,799
  4/30/2012               11,042                           10,919
  5/31/2012               11,145                           11,017
  6/30/2012               11,140                           11,022
  7/31/2012               11,295                           11,174
  8/31/2012               11,336                           11,181
  9/30/2012               11,371                           11,196
 10/31/2012               11,402                           11,218
 11/30/2012               11,443                           11,236
 12/31/2012               11,406                           11,220
  1/31/2013               11,322                           11,142
  2/28/2013               11,396                           11,197
  3/31/2013               11,418                           11,206
  4/30/2013               11,533                           11,320
  5/31/2013               11,313                           11,118
  6/30/2013               11,045                           10,946
  7/31/2013               11,098                           10,961
  8/31/2013               10,982                           10,905
  9/30/2013               11,116                           11,008
 10/31/2013               11,222                           11,097
 11/30/2013               11,180                           11,055
 12/31/2013               11,078                           10,993
  1/31/2014               11,314                           11,155
  2/28/2014               11,367                           11,215
  3/31/2014               11,349                           11,196
  4/30/2014               11,446                           11,290
  5/31/2014               11,596                           11,419
  6/30/2014               11,583                           11,424
  7/31/2014               11,561                           11,396
  8/31/2014               11,702                           11,522
  9/30/2014               11,595                           11,443
 10/31/2014               11,704                           11,556
 11/30/2014               11,801                           11,638
 12/31/2014               11,768                           11,649
  1/31/2015               12,119                           11,893
  2/28/2015               11,976                           11,781
  3/31/2015               12,053                           11,836
  4/30/2015               12,020                           11,793
  5/31/2015               11,987                           11,765
  6/30/2015               11,847                           11,637
  7/31/2015               11,936                           11,718
  8/31/2015               11,891                           11,701
  9/30/2015               12,028                           11,780              Past performance is not predictive of
 10/31/2015               12,028                           11,782              future performance.
                                                                               The returns shown do not reflect the
                                                                               deduction of taxes that a shareholder
             Average Annual          One             Since                     would pay on fund distributions or the
             Total Return            Year          Inception                   redemption of fund shares.
             --------------------------------------------------------          Barclays Capital data provided by
                                     2.77%           4.05%                     Barclays Bank PLC.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INFLATION-PROTECTED SECURITIES PORTFOLIO VS.
BARCLAYS U.S. TREASURY INFLATION-PROTECTED SECURITIES (TIPS) INDEX (SERIES-L) September 18, 2006-October 31, 2015

                                    [CHART]

             DFA Inflation-Protected             Barclays U.S. Treasury
                   Securities             Inflation-Protected Securities Index
                   Portfolio                           (Series-L)
           --------------------------     -------------------------------------
 9/18/2006           $10,000                            $10,000
 9/30/2006            10,090                             10,115
10/31/2006            10,070                             10,098
11/30/2006            10,190                             10,223
12/31/2006             9,947                              9,984
 1/31/2007             9,967                              9,997
 2/28/2007            10,177                             10,211
 3/31/2007            10,202                             10,235
 4/30/2007            10,272                             10,308
 5/31/2007            10,132                             10,173
 6/30/2007            10,101                             10,157
 7/31/2007            10,356                             10,389
 8/31/2007            10,438                             10,478
 9/30/2007            10,567                             10,618
10/31/2007            10,712                             10,737
11/30/2007            11,167                             11,163
12/31/2007            11,125                             11,146
 1/31/2008            11,605                             11,587
 2/29/2008            11,803                             11,730
 3/31/2008            11,827                             11,723
 4/30/2008            11,544                             11,476
 5/31/2008            11,533                             11,513
 6/30/2008            11,761                             11,690
 7/31/2008            11,686                             11,630
 8/31/2008            11,772                             11,725
 9/30/2008            11,291                             11,276
10/31/2008            10,285                             10,296
11/30/2008            10,318                             10,369
12/31/2008            10,967                             10,884
 1/31/2009            11,100                             11,067
 2/28/2009            10,834                             10,850
 3/31/2009            11,531                             11,484
 4/30/2009            11,354                             11,270
 5/31/2009            11,520                             11,507
 6/30/2009            11,531                             11,560
 7/31/2009            11,564                             11,568
 8/31/2009            11,675                             11,670
 9/30/2009            11,918                             11,916
10/31/2009            12,106                             12,062
11/30/2009            12,437                             12,397
12/31/2009            12,175                             12,126
 1/31/2010            12,365                             12,321
 2/28/2010            12,253                             12,178
 3/31/2010            12,237                             12,194
 4/30/2010            12,562                             12,483
 5/31/2010            12,550                             12,482
 6/30/2010            12,754                             12,660
 7/31/2010            12,766                             12,678
 8/31/2010            12,992                             12,897
 9/30/2010            13,131                             12,975
10/31/2010            13,472                             13,319
11/30/2010            13,256                             13,093
12/31/2010            13,004                             12,891
 1/31/2011            13,073                             12,916
 2/28/2011            13,154                             13,027
 3/31/2011            13,274                             13,159
 4/30/2011            13,609                             13,490
 5/31/2011            13,702                             13,531
 6/30/2011            13,822                             13,640
 7/31/2011            14,400                             14,174
 8/31/2011            14,542                             14,289
 9/30/2011            14,486                             14,256
10/31/2011            14,736                             14,521
11/30/2011            14,880                             14,633
12/31/2011            14,895                             14,639
 1/31/2012            15,236                             14,974
 2/29/2012            15,187                             14,925
 3/31/2012            15,029                             14,765
 4/30/2012            15,370                             15,064
 5/31/2012            15,614                             15,316
 6/30/2012            15,525                             15,230
 7/31/2012            15,796                             15,519
 8/31/2012            15,796                             15,474
 9/30/2012            15,907                             15,553
10/31/2012            16,018                             15,688
11/30/2012            16,117                             15,763
12/31/2012            16,005                             15,660
 1/31/2013            15,892                             15,555
 2/28/2013            15,917                             15,560
 3/31/2013            15,967                             15,604
 4/30/2013            16,092                             15,728
 5/31/2013            15,380                             15,042
 6/30/2013            14,699                             14,503
 7/31/2013            14,862                             14,609
 8/31/2013            14,585                             14,396
 9/30/2013            14,887                             14,605
10/31/2013            14,963                             14,685
11/30/2013            14,798                             14,526
12/31/2013            14,521                             14,312
 1/31/2014            14,863                             14,595
 2/28/2014            14,914                             14,661
 3/31/2014            14,800                             14,591
 4/30/2014            15,015                             14,788
 5/31/2014            15,345                             15,101
 6/30/2014            15,388                             15,147
 7/31/2014            15,376                             15,151
 8/31/2014            15,452                             15,217
 9/30/2014            15,040                             14,837
10/31/2014            15,169                             14,964
11/30/2014            15,234                             15,003
12/31/2014            15,010                             14,833
 1/31/2015            15,553                             15,300
 2/28/2015            15,333                             15,116
 3/31/2015            15,282                             15,044
 4/30/2015            15,398                             15,155
 5/31/2015            15,256                             15,031
 6/30/2015            15,113                             14,884
 7/31/2015            15,191                             14,915
 8/31/2015            15,049                             14,801
 9/30/2015            14,995                             14,714                    Past performance is not predictive of
10/31/2015            15,021                             14,751                    future performance.
                                                                                   The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
           Average Annual          One         Five          Since                 would pay on fund distributions or the
           Total Return            Year        Years       Inception               redemption of fund shares.
           ----------------------------------------------------------------        Barclays Capital data provided by
                                  -0.98%       2.20%         4.56%                 Barclays Bank PLC.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA SHORT-DURATION REAL RETURN PORTFOLIO VS. BARCLAYS US TIPS INDEX 1-5 YEARS November 5, 2013-October 31, 2015

                                     [CHART]

           DFA Short Duration Real      Barclays US TIPS
             Return Portfolio           Index 1-5 Years
              ------------------      ------------------
 11/05/2013         $10,000               $10,000
 11/30/2013           9,990                10,020
 12/31/2013           9,930                 9,969
  1/31/2014           9,980                10,009
  2/28/2014          10,040                10,037
  3/31/2014          10,020                 9,989
  4/30/2014          10,060                10,050
  5/31/2014          10,170                10,135
  6/30/2014          10,221                10,171
  7/31/2014          10,160                10,136
  8/31/2014          10,140                10,121
  9/30/2014          10,030                10,015
 10/31/2014          10,020                10,019
 11/30/2014           9,990                10,004
 12/31/2014           9,836                 9,856
  1/31/2015           9,957                 9,968
  2/28/2015           9,967                 9,938
  3/31/2015           9,906                 9,901
  4/30/2015           9,987                 9,978
  5/31/2015           9,967                 9,971
  6/30/2015           9,927                 9,963
  7/31/2015           9,896                 9,930
  8/31/2015           9,856                 9,902           Past performance is not predictive of
  9/30/2015           9,856                 9,892           future performance.
 10/31/2015           9,896                 9,890           The returns shown do not reflect the
                                                            deduction of taxes that a shareholder
         Average Annual       One         Since             would pay on fund distributions or the
         Total Return         Year      Inception           redemption of fund shares.
         ---------------------------------------------      Barclays Capital data provided by
                             -1.24%      -0.52%             Barclays Bank PLC.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA MUNICIPAL REAL RETURN PORTFOLIO VS.
S&P INTERMEDIATE TERM NATIONAL AMT-FREE MUNICIPAL BOND INDEX
November 4, 2014-October 31, 2015

                                        [CHART]

                    DFA Municipal Real        S&P Intermediate Term National
                     Return Portfolio         AMT-Free Municipal Bond Index
                   --------------------      --------------------------------
    11/04/14             10,000                           10,000
    11/30/14              9,910                           10,027
    12/31/14              9,760                           10,067
    01/31/15              9,950                           10,213
    02/28/15              9,894                           10,121
    03/31/15              9,786                           10,138
    04/30/15              9,832                           10,103
    05/31/15              9,760                           10,067
    06/30/15              9,798                           10,063
    07/31/15              9,756                           10,130
    08/31/15              9,753                           10,144
    09/30/15              9,711                           10,211
    10/31/15              9,802                           10,247                 Past performance is not predictive of
                                                                                 future performance.
                                                                                 The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
                    Average Annual               Since                           would pay on fund distributions or the
                    Total Return               Inception                         redemption of fund shares.
                    ------------------------------------------------             The S&P data are provided by Standard
                                                -1.98%                           & Poor's Index Services Group.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA MUNICIPAL BOND PORTFOLIO VS.
S&P INTERMEDIATE TERM NATIONAL AMT-FREE MUNICIPAL BOND INDEX
March 10, 2015-October 31, 2015

                                       [CHART]

                                                      S&P Intermediate Term
                                                   National AMT-Free Municipal
                   DFA Municipal Bond Portfolio            Bond Index
                   ----------------------------    -----------------------------
     3/10/2015                $10,000                          $10,000
     3/31/2015                 10,060                           10,072
     4/30/2015                 10,024                           10,037
     5/31/2015                  9,984                           10,001
     6/30/2015                  9,994                            9,997
     7/31/2015                 10,052                           10,065
     8/31/2015                 10,062                           10,078
     9/30/2015                 10,132                           10,145
    10/31/2015                 10,183                           10,181


                        Average Annual                   Since
                        Total Return                   Inception
                        --------------------------------------------------------
                                                         1.83%













    Past performance is not predictive of
    future performance.
    The returns shown do not reflect the
    deduction of taxes that a shareholder
    Average Annual                 would pay on fund distributions or the
    Total Return                   redemption of fund shares.
    -------------------------------The S&P data are provided by Standard
                                   & Poor's Index Services Group.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO VS.
THE BOFA MERRILL LYNCH 1-3 YEAR US MUNICIPAL SECURITIES INDEX
October 31, 2005-October 31, 2015

                                    [CHART]

             DFA Short-Term Municipal            The BofA Merrill Lynch
                  Bond Portfolio                 1-3 Year US Municipal
                                                   Securities Index
            --------------------------           -----------------------
10/2004             $10,000                            $10,000
11/2004               9,966                              9,965
12/2004              10,008                              9,997
01/2005               9,988                              9,994
02/2005               9,973                              9,986
03/2005               9,941                              9,973
04/2005               9,997                             10,001
05/2005              10,014                             10,018
06/2005              10,054                             10,066
07/2005              10,034                             10,067
08/2005              10,061                             10,087
09/2005              10,071                             10,098
10/2005              10,060                             10,097
11/2005              10,077                             10,100
12/2005              10,108                             10,138
01/2006              10,128                             10,162
02/2006              10,142                             10,170
03/2006              10,143                             10,175
04/2006              10,153                             10,191
05/2006              10,194                             10,229
06/2006              10,198                             10,229
07/2006              10,242                             10,284
08/2006              10,288                             10,347
09/2006              10,324                             10,385
10/2006              10,347                             10,415
11/2006              10,381                             10,449
12/2006              10,395                             10,468
01/2007              10,416                             10,476
02/2007              10,448                             10,522
03/2007              10,485                             10,561
04/2007              10,510                             10,584
05/2007              10,537                             10,601
06/2007              10,564                             10,622
07/2007              10,601                             10,676
08/2007              10,629                             10,723
09/2007              10,667                             10,789
10/2007              10,704                             10,834
11/2007              10,731                             10,896
12/2007              10,767                             10,959
01/2008              10,820                             11,145
02/2008              10,800                             11,053
03/2008              10,840                             11,181
04/2008              10,845                             11,186
05/2008              10,871                             11,224
06/2008              10,853                             11,199
07/2008              10,900                             11,296
08/2008              10,949                             11,359
09/2008              10,870                             11,269
10/2008              10,907                             11,319
11/2008              10,997                             11,434
12/2008              11,079                             11,525
01/2009              11,211                             11,668
02/2009              11,182                             11,656
03/2009              11,232                             11,712
04/2009              11,263                             11,744
05/2009              11,250                             11,771
06/2009              11,258                             11,793
07/2009              11,366                             11,870
08/2009              11,352                             11,875
09/2009              11,415                             11,940
10/2009              11,377                             11,941
11/2009              11,484                             12,000
12/2009              11,488                             12,010
01/2010              11,522                             12,042
02/2010              11,555                             12,072
03/2010              11,492                             12,039
04/2010              11,522                             12,077
05/2010              11,572                             12,118
06/2010              11,600                             12,146
07/2010              11,685                             12,198
08/2010              11,736                             12,223
09/2010              11,694                             12,210
10/2010              11,688                             12,217
11/2010              11,659                             12,185
12/2010              11,615                             12,165
01/2011              11,615                             12,188
02/2011              11,640                             12,217
03/2011              11,679                             12,245
04/2011              11,728                             12,279
05/2011              11,779                             12,328
06/2011              11,793                             12,354
07/2011              11,834                             12,387
08/2011              11,895                             12,419
09/2011              11,864                             12,413
10/2011              11,833                             12,400
11/2011              11,846                             12,418
12/2011              11,891                             12,452
01/2012              11,926                             12,483
02/2012              11,949                             12,513
03/2012              11,917                             12,506
04/2012              11,943                             12,520
05/2012              11,945                             12,529
06/2012              11,959                             12,537
07/2012              11,974                             12,557
08/2012              11,986                             12,565
09/2012              11,988                             12,578
10/2012              11,988                             12,579
11/2012              11,988                             12,590
12/2012              11,978                             12,581
01/2013              11,989                             12,607
02/2013              11,997                             12,631
03/2013              11,999                             12,637
04/2013              12,008                             12,645
05/2013              12,006                             12,643
06/2013              11,980                             12,614
07/2013              11,989                             12,642
08/2013              11,986                             12,648
09/2013              12,006                             12,673
10/2013              12,039                             12,699
11/2013              12,035                             12,712
12/2013              12,033                             12,716
01/2014              12,068                             12,741
02/2014              12,095                             12,767
03/2014              12,046                             12,747
04/2014              12,066                             12,766              Past performance is not predictive of
05/2014              12,099                             12,785              future performance.
06/2014              12,096                             12,791              The returns shown do not reflect the
07/2014              12,105                             12,797              deduction of taxes that a shareholder
08/2014              12,148                             12,808              would pay on fund distributions or the
09/2014              12,134                             12,806              redemption of fund shares.
10/2014              12,143                             12,813              Barclays Capital data provided by
                                                                            Barclays Bank PLC.
          Average Annual        One         Five         Ten                The Merrill Lynch Indices are used with
          Total Return          Year        Years       Years               permission; copyright 2014 Merrill
          ----------------------------------------------------------        Lynch, Pierce, Fenner & Smith
                                1.00%       1.31%       1.96%               Incorporated; all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO VS.
S&P INTERMEDIATE TERM NATIONAL AMT-FREE MUNICIPAL BOND INDEX
March 1, 2012-October 31, 2015

                                     [CHART]

             DFA Intermediate-Term Municipal     S&P Intermediate Term National
                    Bond Portfolio               AMT-Free Municipal Bond Index
             -------------------------------    --------------------------------
   3/1/2012              $10,000                          $10,000
  3/31/2012                9,860                            9,930
  4/30/2012                9,957                           10,019
  5/31/2012               10,012                           10,082
  6/30/2012                9,974                           10,071
  7/31/2012               10,066                           10,198
  8/31/2012               10,055                           10,209
  9/30/2012               10,106                           10,267
 10/31/2012               10,113                           10,277
 11/30/2012               10,225                           10,414
 12/31/2012               10,114                           10,281
  1/31/2013               10,124                           10,327
  2/28/2013               10,160                           10,367
  3/31/2013               10,128                           10,318
  4/30/2013               10,227                           10,409
  5/31/2013               10,053                           10,290
  6/30/2013                9,828                           10,051
  7/31/2013                9,828                           10,016
  8/31/2013                9,704                            9,901
  9/30/2013                9,928                           10,073
 10/31/2013               10,022                           10,152
 11/30/2013                9,954                           10,133
 12/31/2013                9,907                           10,106
  1/31/2014               10,070                           10,268
  2/28/2014               10,177                           10,369
  3/31/2014               10,101                           10,349
  4/30/2014               10,228                           10,456
  5/31/2014               10,325                           10,549
  6/30/2014               10,299                           10,541
  7/31/2014               10,324                           10,563
  8/31/2014               10,430                           10,665
  9/30/2014               10,392                           10,661
 10/31/2014               10,457                           10,707
 11/30/2014               10,459                           10,713
 12/31/2014               10,450                           10,756
  1/31/2015               10,658                           10,912
  2/28/2015               10,526                           10,814
  3/31/2015               10,540                           10,831
  4/30/2015               10,510                           10,794
  5/31/2015               10,471                           10,756
  6/30/2015               10,472                           10,752
  7/31/2015               10,536                           10,824
  8/31/2015               10,559                           10,838                   Past performance is not predictive of
  9/30/2015               10,634                           10,910                   future performance.
 10/31/2015               10,679                           10,949                   The returns shown do not reflect the
                                                                                    deduction of taxes that a shareholder
              Average Annual           One              Since                       would pay on fund distributions or the
              Total Return             Year           Inception                     redemption of fund shares.
              -----------------------------------------------------------           The S&P data are provided by Standard
                                       2.13%            1.81%                       & Poor's Index Services Group.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO VS.
THE BOFA MERRILL LYNCH 1-3 YEAR CALIFORNIA INCLUDING PUERTO RICO MUNICIPAL SECURITIES INDEX
April 2, 2007-October 31, 2015

                                        [CHART]

               DFA California Short-Term       The BofA Merrill Lynch 1-3 Year
               Municipal Bond Portfolio        California including Puerto Rico
                                                  Municipal Securities Index
              --------------------------       --------------------------------
  4/2/2007            $10,000                              $10,000
 4/30/2007             10,010                               10,023
 5/31/2007             10,038                               10,040
 6/30/2007             10,061                               10,060
 7/31/2007             10,090                               10,108
 8/31/2007             10,124                               10,151
 9/30/2007             10,155                               10,211
10/31/2007             10,189                               10,254
11/30/2007             10,223                               10,308
12/31/2007             10,253                               10,368
 1/31/2008             10,315                               10,536
 2/29/2008             10,291                               10,453
 3/31/2008             10,340                               10,569
 4/30/2008             10,337                               10,575
 5/31/2008             10,354                               10,617
 6/30/2008             10,340                               10,596
 7/31/2008             10,389                               10,690
 8/31/2008             10,450                               10,756
 9/30/2008             10,346                               10,664
10/31/2008             10,371                               10,692
11/30/2008             10,479                               10,788
12/31/2008             10,574                               10,848
 1/31/2009             10,720                               10,966
 2/28/2009             10,696                               10,973
 3/31/2009             10,733                               11,022
 4/30/2009             10,776                               11,074
 5/31/2009             10,763                               11,106
 6/30/2009             10,750                               11,109
 7/31/2009             10,865                               11,190
 8/31/2009             10,875                               11,193
 9/30/2009             10,946                               11,272
10/31/2009             10,880                               11,267
11/30/2009             10,994                               11,332
12/31/2009             10,988                               11,341
 1/31/2010             11,020                               11,367
 2/28/2010             11,055                               11,397
 3/31/2010             10,995                               11,373
 4/30/2010             11,047                               11,414
 5/31/2010             11,084                               11,454
 6/30/2010             11,111                               11,482
 7/31/2010             11,205                               11,543
 8/31/2010             11,253                               11,577
 9/30/2010             11,226                               11,570
10/31/2010             11,222                               11,570
11/30/2010             11,161                               11,524
12/31/2010             11,119                               11,491
 1/31/2011             11,130                               11,518
 2/28/2011             11,155                               11,557
 3/31/2011             11,195                               11,589
 4/30/2011             11,233                               11,615
 5/31/2011             11,293                               11,663
 6/30/2011             11,309                               11,698
 7/31/2011             11,347                               11,735
 8/31/2011             11,399                               11,764
 9/30/2011             11,382                               11,760
10/31/2011             11,342                               11,746
11/30/2011             11,363                               11,762
12/31/2011             11,417                               11,794
 1/31/2012             11,450                               11,822
 2/29/2012             11,473                               11,849
 3/31/2012             11,456                               11,842
 4/30/2012             11,470                               11,853
 5/31/2012             11,483                               11,861
 6/30/2012             11,487                               11,874
 7/31/2012             11,512                               11,894
 8/31/2012             11,523                               11,900
 9/30/2012             11,525                               11,906
10/31/2012             11,525                               11,910
11/30/2012             11,535                               11,922
12/31/2012             11,525                               11,903
 1/31/2013             11,536                               11,933
 2/28/2013             11,542                               11,955
 3/31/2013             11,554                               11,957
 4/30/2013             11,564                               11,963
 5/31/2013             11,551                               11,959
 6/30/2013             11,515                               11,932
 7/31/2013             11,536                               11,966
 8/31/2013             11,521                               11,957
 9/30/2013             11,563                               11,965
10/31/2013             11,605                               11,987
11/30/2013             11,602                               11,998
12/31/2013             11,600                               11,997
 1/31/2014             11,634                               12,016
 2/28/2014             11,660                               12,041
 3/31/2014             11,613                               12,025
 4/30/2014             11,644                               12,045
 5/31/2014             11,675                               12,069
 6/30/2014             11,671                               12,078
 7/31/2014             11,679                               12,079
 8/31/2014             11,720                               12,090
 9/30/2014             11,705                               12,094
10/31/2014             11,724                               12,097
11/30/2014             11,720                               12,103
12/31/2014             11,693                               12,096
 1/31/2015             11,783                               12,131
 2/28/2015             11,740                               12,136
 3/31/2015             11,740                               12,130
 4/30/2015             11,723                               12,135
 5/31/2015             11,696                               12,127
 6/30/2015             11,726                               12,125                 Past performance is not predictive of
 7/31/2015             11,756                               12,157                 future performance.
 8/31/2015             11,764                               12,173                 The returns shown do not reflect the
 9/30/2015             11,805                               12,202                 deduction of taxes that a shareholder
10/31/2015             11,825                               12,217                 would pay on fund distributions or the
                                                                                   redemption of fund shares.
           Average Annual         One          Five          Since                 The Merrill Lynch Indices are used with
           Total Return           Year         Years       Inception               permission; copyright 2015 Merrill
           ----------------------------------------------------------------        Lynch, Pierce, Fenner & Smith
                                  0.87%        1.05%         1.97%                 Incorporated; all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO VS.
S&P INTERMEDIATE TERM CALIFORNIA AMT-FREE MUNICIPAL BOND INDEX
November 29, 2011-October 31, 2015

                                     [CHART]

             DFA California Intermediate-Term   S&P Intermediate Term California
                 Municipal Bond Portfolio         AMT-Free Municipal Bond Index
             --------------------------------   --------------------------------
 11/29/2011              $10,000                           $10,000
 11/30/2011               10,000                            10,005
 12/31/2011               10,155                            10,197
  1/31/2012               10,255                            10,401
  2/29/2012               10,226                            10,408
  3/31/2012               10,114                            10,321
  4/30/2012               10,216                            10,424
  5/31/2012               10,268                            10,495
  6/30/2012               10,262                            10,480
  7/31/2012               10,373                            10,610
  8/31/2012               10,366                            10,628
  9/30/2012               10,419                            10,703
 10/31/2012               10,421                            10,718
 11/30/2012               10,556                            10,874
 12/31/2012               10,441                            10,745
  1/31/2013               10,471                            10,798
  2/28/2013               10,491                            10,839
  3/31/2013               10,462                            10,790
  4/30/2013               10,546                            10,881
  5/31/2013               10,425                            10,759
  6/30/2013               10,213                            10,505
  7/31/2013               10,236                            10,471
  8/31/2013               10,145                            10,388
  9/30/2013               10,343                            10,607
 10/31/2013               10,430                            10,699
 11/30/2013               10,381                            10,681
 12/31/2013               10,365                            10,663
  1/31/2014               10,530                            10,859
  2/28/2014               10,618                            10,984
  3/31/2014               10,531                            10,971
  4/30/2014               10,681                            11,094
  5/31/2014               10,780                            11,208
  6/30/2014               10,776                            11,204
  7/31/2014               10,802                            11,233
  8/31/2014               10,922                            11,349
  9/30/2014               10,875                            11,352
 10/31/2014               10,932                            11,399
 11/30/2014               10,947                            11,402
 12/31/2014               10,930                            11,454
  1/31/2015               11,149                            11,624
  2/28/2015               11,031                            11,522
  3/31/2015               11,047                            11,543
  4/30/2015               11,019                            11,500
  5/31/2015               10,970                            11,474
  6/30/2015               10,984                            11,469
  7/31/2015               11,051                            11,548
  8/31/2015               11,065                            11,575                  Past performance is not predictive of
  9/30/2015               11,154                            11,655                  future performance.
 10/31/2015               11,200                            11,690                  The returns shown do not reflect the
                                                                                    deduction of taxes that a shareholder
              Average Annual           One              Since                       would pay on fund distributions or the
              Total Return             Year           Inception                     redemption of fund shares.
              -----------------------------------------------------------           The S&P data are provided by Standard
                                       2.46%            2.93%                       & Poor's Index Services Group.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA NY MUNICIPAL BOND PORTFOLIO VS.
S&P INTERMEDIATE TERM NEW YORK AMT-FREE MUNICIPAL BOND INDEX
June 16, 2015-October 31, 2015

                                       [CHART]

                                                      S&P Intermediate Term
                                                   New York AMT-Free Municipal
                  DFA NY Municipal Bond Portfolio          Bond Index
                   ----------------------------    -----------------------------
     6/16/2015                $10,000                       $10,000
     6/30/2015                 10,000                        10,015
     7/31/2015                 10,052                        10,090
     8/31/2015                 10,072                        10,112
     9/30/2015                 10,143                        10,177                 Past performance is not predictive of
    10/31/2015                 10,175                        10,216                 future performance.
                                                                                    The returns shown do not reflect the
                                                                                    deduction of taxes that a shareholder
                    Average Annual                Since                             would pay on fund distributions or the
                    Total Return                Inception                           redemption of fund shares.
                    --------------------------------------------------              The S&P data are provided by Standard
                                                  1.75%                             & Poor's Index Services Group.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)

 Fixed Income Market Review                  12 Months Ended October 31, 2015

   U.S. and developed international fixed income markets generally experienced flattening yield curves for the year ended October 31, 2015. In the case of the U.S. and U.K., while longer-term bond yields declined, most shorter-term bond yields increased slightly. The Eurozone saw a sharp decline in bond yields across the curve with the largest declines in longer-term bonds. In general, U.S. and developed international fixed income market investment grade credit underperformed government bonds of similar duration. The one-month U.S. Treasury bill yield remained at or near 0.00% during the period, while the yield on ten-year U.S. Treasury notes decreased to 2.14%.

                                       October 31, 2014 October 31, 2015 Change
 -                                     ---------------- ---------------- ------
 One-Month Treasury Bill (yield)......      0.00%            0.00%        0.00%
 Ten-Year U.S. Treasury Notes (yield).      2.34%            2.14%       -0.20%

----------
Source: Bloomberg.

   There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the fiscal year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than in others. For the 12 months ended October 31, 2015, the total return was 0.04% for three-month U.S. Treasury bills, 2.34% for five-year U.S. Treasury notes, and 4.54% for 30-year U.S. Treasury bonds.
----------
Source: Barclays US Treasury Bellwethers.

   Some of Dimensional Fund Advisors LP's ("Dimensional" or the "Advisor") fixed income strategies are based on a variable-maturity strategy that identifies a maturity range with favorable risk-adjusted expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk- adjusted basis. When the yield curve is upwardly sloped, maturities may be lengthened to position a portfolio for higher expected returns associated with longer maturities. These higher returns may be achieved by roll-down returns (in an upwardly sloped yield curve, prices of longer-term bonds generally increase as they approach maturity) as well as by earning higher current yields. During the period under review, the portfolios employing a variable maturity approach continued to take term risk, reflecting upward-sloping eligible yield curves.

   Some of Dimensional's fixed income strategies are based on a variable-credit approach that varies exposure to credit risk. When credit spreads are narrow, higher-quality securities are believed to offer the more attractive opportunity on a risk-adjusted basis. When credit spreads are wide, additional credit risk may be taken to position a portfolio for higher expected returns associated with increased credit risk. The portfolios employing a variable-credit approach continued to emphasize bonds in the single-A and BBB rating categories, reflecting relatively wide credit spreads.

DFA One-Year Fixed Income Portfolio

   The DFA One-Year Fixed Income Portfolio is designed to achieve a stable real return in excess of the rate of inflation by generally investing in high-quality fixed income securities with an average maturity of one year or less. The investment strategy uses a variable maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges for risk-adjusted expected returns based on potential buy and sell strategies. Maturity targets are shifted based on the Advisor's expectations for term premia. The average maturity of the Portfolio decreased to 347 days on October 31, 2015, from 354 days on October 31, 2014.

   For the 12 months ended October 31, 2015, the total return was 0.44% for the Portfolio versus 0.20% for The BofA Merrill Lynch US 6-Month Treasury Bill Index and 0.22% for The BofA Merrill Lynch 1-Year US Treasury Note

Index. During the period, interest rates increased in the long end of the eligible maturity range as yields on the two-year U.S. Treasury note increased from approximately 0.50% to 0.75%. The yield curve remained upwardly sloped, causing the Portfolio's maturity structure to remain extended. While two-year rates moved higher, negatively impacting returns, the Portfolio benefited from the roll-down returns generated from longer-term bonds. The Portfolio's corporate bonds contributed to returns as there was a positive credit premium during the period.

DFA Two-Year Global Fixed Income Portfolio

   The DFA Two-Year Global Fixed Income Portfolio is designed to maximize risk-adjusted total returns consistent with the preservation of capital by investing in U.S. and foreign government securities, high-quality corporate securities, and global fixed income instruments maturing in two years or less. The Portfolio hedges substantially all of the currency exposure of its non-U.S. dollar-denominated securities. Eligible countries include but are not limited to Australia, Canada, Denmark, certain countries in the Economic and Monetary Union of the European Union ("EMU"), Japan, New Zealand, Norway, Singapore, Sweden, Switzerland, the United Kingdom, and the United States. The investment strategy uses a variable-maturity approach and shifts maturities and country allocations based on changes in the eligible yield curves. The strategy uses current yields and identifies favorable maturity ranges for risk-adjusted expected returns based on potential buy and sell strategies for each eligible country. Maturity targets and country allocations are shifted based on the Advisor's expectations for term premia. The average maturity of the Portfolio increased to 1.46 years on October 31, 2015, from 1.30 years on October 31, 2014.

   For the 12 months ended October 31, 2015, the total return was 0.56% for the Portfolio versus 0.59% for the Citi World Government Bond Index, 1-2 Years, Currency-Hedged in USD Terms. The Portfolio's lack of exposure to lower quality European government bonds, specifically those from Italy and Spain, detracted from the Portfolio's performance as compared to the Indices as these two sovereign debt markets outperformed. The Portfolio's emphasis on U.S. dollar-denominated securities contributed positively to performance during a period when the U.S. outperformed the benchmark return.

DFA Selectively Hedged Global Fixed Income Portfolio

   The DFA Selectively Hedged Global Fixed Income Portfolio is designed to maximize total returns by investing in U.S. and foreign government securities, investment grade corporate securities, and global fixed income instruments maturing in five years or less. The Portfolio hedges foreign currency exposure on a selective basis to capture higher interest rates that may be offered in foreign yield curves. Eligible countries include but are not limited to Australia, Canada, Denmark, certain EMU countries, Japan, New Zealand, Norway, Singapore, Sweden, Switzerland, the United Kingdom, and the United States. The investment strategy uses a variable-maturity and variable-credit approaches and shifts maturities and country allocations based on changes in the eligible yield curves for each country. Using current yield curves, the strategy identifies the countries and maturity ranges offering favorable risk-adjusted expected returns. Maturity targets and country allocations are shifted as expected return premia change. The average maturity of the Portfolio decreased from 2.89 years to 2.86 years during the period.

   For the 12 months ended October 31, 2015, the total return was -4.42% for the Portfolio versus -4.82% for the Citi World Government Bond Index, 1-3 Years, in USD Terms (unhedged). The Portfolio's outperformance relative to the Index was primarily due to higher exposure to USD-denominated 3-5 year corporate debt during a period where interest rates in this segment of the curve decreased.

   Certain foreign yield curves exhibited higher interest rates than the U.S. yield curve throughout the year. The Portfolio was positioned to capture these higher rates with unhedged exposure during the entire fiscal year to the Australian dollar, Canadian dollar, New Zealand dollar, Norwegian krone, and Singapore dollar. All currencies in the Index are unhedged. During the year ended October 31, 2015, most foreign currencies depreciated against the U.S. dollar. This was the primary cause of the negative returns for both the Portfolio and the Index. The time of valuation of currency exchange rates can create differences between the performance of the Portfolio and the Index.

DFA Five-Year Global Fixed Income Portfolio

   The DFA Five-Year Global Fixed Income Portfolio is designed to provide a market rate of return by investing in fixed income securities with low relative volatility of returns including U.S. and foreign government securities, high-quality corporate securities, and currency-hedged global fixed income instruments maturing in five years or less. All non-U.S. dollar-denominated securities within the Portfolio are currency-hedged. Eligible countries include but are not limited to Australia, Canada, Denmark, certain EMU countries, Japan, New Zealand, Norway, Singapore, Sweden, Switzerland, the United Kingdom, and the United States. The investment strategy uses a variable-maturity approach and shifts maturities and country allocations based on changes in the eligible yield curves. The strategy uses current yields and identifies favorable maturity ranges for risk-adjusted expected returns based on potential buy and sell strategies for each eligible country. Maturity targets and country allocations are shifted based on the Advisor's expectations for term premia. The average maturity of the Portfolio decreased to 3.79 years on October 31, 2015, from 4.08 years on October 31, 2014.

   For the 12 months ended October 31, 2015, the total return was 2.22% for the Portfolio versus 1.35% for the Citi World Government Bond Index, 1-5 Years, Currency-Hedged in USD Terms. The Portfolio had an average allocation during the period of approximately 95% of assets in U.S. dollar-denominated securities and the majority of the remainder invested in currency-hedged U.K. pound sterling-denominated bonds. The Portfolio's larger exposure to U.S. dollar-denominated bonds contributed to the Portfolio's relative outperformance as these bonds outperformed. The Portfolio also benefited from its lack of exposure to Japanese yen-denominated bonds, which represented approximately 18% of the benchmark, as those bonds underperformed. The time of valuation of currency exchange rates can create differences between the performance of the Portfolio and the Index.

DFA World ex U.S. Government Fixed Income Portfolio

   The DFA World ex U.S. Government Fixed Income Portfolio is designed to maximize total returns by investing in high-quality debt securities issued primarily by non-U.S. government issuers and supranational organizations and their agencies. The average maturity of the Portfolio increased to 9.33 years on October 31, 2015, from 9.12 years on October 31, 2014.

   For the 12 months ended October 31, 2015, the total return was 3.93% for the Portfolio versus 4.05% for the Citi Non-USD World Government Bond Index, Currency-Hedged in USD Terms. The Portfolio's lack of exposure to lower quality European government bonds, specifically those from Italy and Spain, detracted from the Portfolio's performance as compared to the Index as these two sovereign debt markets outperformed. This negative contributor was partially offset by the Portfolio's significantly lower average allocation to Japanese yen-denominated securities as these securities underperformed. The time of valuation of currency can create differences between the relative performance of the Portfolio and the Index.

DFA Short-Term Government Portfolio

   The DFA Short-Term Government Portfolio is designed to maximize risk-adjusted total returns by investing in U.S. government and U.S. government agency securities maturing in five years or less. The investment strategy uses a variable-maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges for risk-adjusted expected returns based on potential buy and sell strategies. Maturity targets are shifted based on the Advisor's expectations for term premia. The average maturity of the Portfolio increased from 2.86 years on October 31, 2014 to 2.89 years on October 31, 2015.

   For the 12 months ended October 31, 2015, the total return was 1.65% for the Portfolio versus 1.41% for the BofA Merrill Lynch 1-5 Year U.S. Treasury and Agency Index. The Portfolio's outperformance was primarily due to the Portfolio's lower weight in 1-2 year bonds relative to the Index in a period where this maturity range significantly underperformed the benchmark average.

DFA Intermediate Government Fixed Income Portfolio

   The DFA Intermediate Government Fixed Income Portfolio is designed to provide current income consistent with the preservation of capital from investing generally in U.S. Treasury and government agency issues with maturities of between 5 and 15 years. The average maturity of the Portfolio increased to 6.82 years on October 31, 2015, from 6.25 years on October 31, 2014.

   For the 12 months ended October 31, 2015, the total return was 3.25% for the Portfolio versus 2.36% for the Barclays U.S. Government Bond Index. The Portfolio's outperformance was primarily due to the Portfolio's higher weight relative to the benchmark in bonds with maturities in the range of 5 to 15 years, as these bonds outperformed.

DFA Short-Term Extended Quality Portfolio

   The DFA Short-Term Extended Quality Portfolio is designed to maximize total returns by investing in U.S. and foreign corporate debt securities with an investment grade credit rating. The Portfolio uses a variable-maturity and variable-credit approaches and generally emphasizes investment grade obligations rated in the lower half of the investment grade spectrum except when the Advisor believes the credit risk premium does not warrant the investment. The Portfolio primarily invests in securities that mature within five years from the date of settlement and maintains an average portfolio maturity and duration of three years or less. The Portfolio hedges substantially all of its foreign currency exposure. The average maturity of the Portfolio decreased to 2.85 years on October 31, 2015, from 2.89 years on October 31, 2014.

   For the 12 months ended October 31, 2015, the total return was 1.48% for the Portfolio versus 1.44% for The BofA Merrill Lynch 1-5 Year U.S. Corporate & Government Index. The Portfolio slightly outperformed the Index while maintaining a similar average maturity to the Index during the period. The Portfolio's higher average allocation to corporate securities relative to the Index, during a period of positive credit premia, was a primary contributor to the Portfolio's relative outperformance.

   The Portfolio was primarily invested in U.S. dollar-denominated securities throughout the year since the U.S. yield curve offered the highest expected term premium. As of October 31, 2015, the Portfolio was 100% invested in U.S. dollar-denominated securities.

DFA Intermediate-Term Extended Quality Portfolio

   The DFA Intermediate-Term Extended Quality Portfolio is designed to maximize total returns by investing in U.S. and foreign corporate debt securities with an investment grade credit rating. The Portfolio uses a variable-credit approach and generally emphasizes investment grade obligations rated in the lower half of the investment grade spectrum, except when the Advisor believes the credit risk premium does not warrant the investment. The Portfolio primarily invests in securities that mature within 15 years from the date of settlement and maintains an average portfolio duration between three and 10 years. The Portfolio hedges substantially all of its foreign currency exposure. The average duration of the Portfolio decreased to 6.87 years on October 31, 2015, from 6.91 years on October 31, 2014.

   For the 12 months ended October 31, 2015, the total return was 2.66% for the Portfolio versus 0.90% for the Barclays U.S. Credit Bond Index. The Portfolio maintained duration similar to the Index for the period. However, the Portfolio benefited from higher relative exposure to intermediate-term high quality securities as these securities outperformed. The Portfolio also benefited from its lack of exposure to Brazilian issuers as these securities underperformed and were held by the Index. The Portfolio was invested in U.S. dollar-denominated securities throughout the year.

DFA Targeted Credit Portfolio

   The DFA Targeted Credit Portfolio seeks to maximize total returns from a universe of U.S. and foreign corporate debt securities rated in the lower half of the investment grade spectrum that mature within five years from the date of settlement. All non-U.S. dollar-denominated securities within the Portfolio are currency-hedged. The investment strategy uses both a variable-maturity and variable-credit approaches and shifts maturities and country allocations based on changes in the eligible yield curves. The strategy uses current yields and identifies favorable maturity ranges for risk-adjusted expected returns based on potential buy and sell strategies for each eligible country. Maturity targets and country allocations are shifted based on the Advisor's expectations for term premia. The average maturity of the Portfolio was 3.42 years on October 31, 2015.

   From the Portfolio's inception on May 20, 2015, through October 31, 2015, the total return was 0.18% for the Portfolio versus 0.28% for the Barclays Global Aggregate Credit 1-5 Year (hedged to USD). The Portfolio's lack of exposure to Sovereign and Supranational Organizations versus the benchmark's combined weight in these sectors of approximately 15% detracted from relative performance as these sectors outperformed.

DFA Investment Grade Portfolio

   The DFA Investment Grade Portfolio is designed to maximize total returns through exposure to a broad portfolio of investment grade debt securities of U.S. and non-U.S. corporate and government issuers using a variable- credit approach. Prior to September 22, 2015, the Portfolio invested in shares of the DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Short-Term Government Portfolio, and the DFA Intermediate Government Portfolio (the "Underlying Funds"). On September 22, 2015, and September 23, 2015, the Portfolio redeemed all shares of the Underlying Funds and began investing directly in securities.

   The average duration of the Portfolio decreased to 5.69 years on October 31, 2015, from 5.80 years on October 31, 2014. The Portfolio's average sector allocation during the period was approximately 52.5% in corporate securities and 47.5% in government securities.

   For the 12 months ended October 31, 2015, the total return was 2.77% for the Portfolio versus 1.96% for the Barclays U.S. Aggregate Bond Index. The Portfolio's performance relative to the Index was positively impacted by the Portfolio's higher relative exposure to intermediate-term high quality securities as these securities outperformed. The Portfolio also benefited from a duration that on average was 0.20 years longer than the Index as these longer-term securities outperformed.

DFA Inflation-Protected Securities Portfolio

   The DFA Inflation-Protected Securities Portfolio is designed to provide inflation protection and current income by investing in inflation-protected securities issued by the U.S. government and its agencies and instrumentalities with maturities of between five and 20 years. The average maturity of the Portfolio increased to 8.58 years on October 31, 2015, from 8.47 years on October 31, 2014.

   For the 12 months ended October 31, 2015, the total return was -0.98% for the Portfolio versus -1.42% for the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L). The Portfolio's outperformance relative to the Index was primarily due to the Portfolio targeting the intermediate section of the yield curve as this segment of the real yield curve outperformed.

DFA Short-Duration Real Return Portfolio

   The DFA Short-Duration Real Return Portfolio is designed to seek inflation protection and maximize total returns. The strategy pursues its investment objective by using a variable-maturity and variable-credit approaches and investing in a combination of investment grade debt securities, inflation-protected securities that mature within five years from the date of settlement, and derivative instruments such as inflation swaps. The Portfolio maintains an average portfolio duration of three years or less. The average duration of the Portfolio decreased to 2.75 years on October 31, 2015, from
2.91 years on October 31, 2014.

   For the 12 months ended October 31, 2015, the total return was -1.24% for the Portfolio versus -1.29% for the Barclays US TIPS 1-5 Years Index. The Portfolio outperformed its benchmark because of its allocation to U.S. and foreign corporate debt securities during a period of positive credit premia. The benchmark holds only Treasury Inflation-Protected Securities issued by the U.S. Treasury.

DFA Municipal Real Return Portfolio

   The DFA Municipal Real Return Portfolio seeks to provide inflation protection and current income by investing in a universe of investment grade municipal securities, including inflation-protected municipal securities, and in derivative instruments to provide inflation protection. The average duration of the Portfolio was 4.78 years on October 31, 2015.

   From the Portfolio's inception on November 4, 2014, through October 31, 2015, the total return was -1.98% for the Portfolio versus 2.47% for the S&P Intermediate Term National AMT-Free Municipal Bond Index. The Index does not include securities designed to provide inflation protection, while the Portfolio is structured to provide protection against unexpected increases in inflation. During the period, the municipal bonds in the Portfolio performed in line with the Index. Detracting from overall performance was the Portfolio's inflation-protection component during a period when actual inflation remained flat.

DFA Municipal Bond Portfolio

   The DFA Municipal Bond Portfolio is designed to provide current income exempt from federal personal income tax by investing in a universe of investment grade municipal securities. The average duration of the Portfolio was 4.91 years on October 31, 2015.

   From the Portfolio's inception on March 10, 2015, through October 31, 2015, the total return was 1.83% for the Portfolio versus 1.81% for S&P Intermediate Term National AMT-Free Municipal Bond Index. Over this particular period, the Portfolio's higher weight in securities in the four- to seven-year maturity range helped relative performance as securities in this maturity range had the highest average returns. During the period, the Portfolio had approximately 61% allocation to this portion of the municipal curve versus the Index's weighting of 16%.

DFA Short-Term Municipal Bond Portfolio

   The DFA Short-Term Municipal Bond Portfolio seeks to provide current income exempt from federal personal income tax by investing in high-quality municipal securities. The investment strategy uses a variable-maturity approach to determine where to invest cash flows. The weighted average maturity of the Portfolio generally will not exceed three years. The average maturity of the Portfolio decreased to 2.80 years on October 31, 2015, from 2.96 years on October 31, 2014.

   For the 12 months ended October 31, 2015, the total return was 1.00% for the Portfolio versus 0.93% for The BofA Merrill Lynch 1-3 Year US Municipal Securities Index. Contributing positively to Portfolio relative performance was the Portfolio's allocation to securities with maturities greater than three years during a period when longer term municipal yields fell. Over the period, the Portfolio had an approximately 29% allocation to this portion of the municipal curve whereas the Index does not contain securities with maturities longer than three years.

DFA Intermediate-Term Municipal Bond Portfolio

   The DFA Intermediate-Term Municipal Bond Portfolio is designed to provide current income exempt from federal personal income tax by investing in high-quality municipal securities. The average duration of the Portfolio decreased to 4.77 years on October 31, 2015, from 5.12 years on October 31, 2014.

   For the 12 months ended October 31, 2015, the total return was 2.13% for the Portfolio versus 2.25% for the S&P Intermediate Term National AMT-Free Municipal Bond Index. While the Portfolio maintained an average duration similar to the benchmark, the Portfolio's lower weight in securities with maturities greater than 10 years detracted from relative performance as these securities outperformed.

DFA California Short-Term Municipal Bond Portfolio

   The DFA California Short-Term Municipal Bond Portfolio is designed to provide current income that is exempt from federal personal income taxes and California state personal income taxes by investing primarily in a universe of municipal securities issued by or on behalf of California state or local governments and their agencies, instrumentalities, and regional governmental authorities. The average maturity of the Portfolio increased to 2.84 years on October 31, 2015, from 2.72 years on October 31, 2014.

   For the 12 months ended October 31, 2015, the total return was 0.87% for the Portfolio versus 0.99% for The BofA Merrill Lynch 1-3 Year California including Puerto Rico Municipal Securities Index. The Portfolio's 26% allocation to securities with maturities in the zero- to one-year range detracted from relative performance as these securities underperformed and the benchmark held no securities in this portion of the curve. This was partly offset by the Portfolio's allocation to securities with maturities greater than three years during a period when longer term California municipal yields fell. Over the period, the Portfolio had approximately a 46% allocation to this portion of the municipal curve whereas the Index does not contain securities with maturities longer than three years.

DFA California Intermediate-Term Municipal Bond Portfolio

   The DFA California Intermediate-Term Municipal Bond Portfolio is designed to provide current income that is exempt from federal personal income taxes and California state personal income taxes by investing primarily in a universe of municipal securities issued by or on behalf of California state or local governments and their agencies, instrumentalities, and regional governmental authorities. The average duration of the Portfolio decreased to 4.59 years on October 31, 2015, from 5.18 years on October 31, 2014.

   For the 12 months ended October 31, 2015, the total return was 2.46% for the Portfolio versus 2.56% for the S&P Intermediate Term California AMT-Free Municipal Bond Index. While the Portfolio maintained an average duration similar to the benchmark, the Portfolio's lower weight in securities with maturities greater than 10 years detracted from relative performance as long-term California municipal yields declined during the period.

DFA NY Municipal Bond Portfolio

   The DFA NY Municipal Bond Portfolio seeks to provide current income that is exempt from federal personal income taxes and New York state personal income taxes by investing primarily in a universe of municipal securities issued by or on behalf of New York state or local governments and their agencies, instrumentalities, and regional governmental authorities. The average maturity of the Portfolio was 5.25 years on October 31, 2015.

   From the Portfolio's inception on June 16, 2015, through October 31, 2015, the total return was 1.75% for the Portfolio versus 2.16% for the S&P Intermediate Term New York AMT-Free Municipal Bond Index. For this particular period, the Portfolio's lower weight in securities with maturities greater than 10 years detracted from the Portfolio's relative performance during a period when long-term New York municipal yields fell.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                            Six Months Ended October 31, 2015
EXPENSE TABLES
                                     Beginning   Ending                Expenses
                                     Account     Account   Annualized    Paid
                                      Value       Value     Expense     During
                                     05/01/15   10/31/15    Ratio*     Period*
                                     ---------- ---------- ----------  --------

DFA One-Year Fixed Income Portfolio
-----------------------------------
Actual Fund Return
 Institutional Class Shares......... $1,000.00  $1,002.10    0.18%      $0.91
Hypothetical 5% Annual Return
 Institutional Class Shares......... $1,000.00  $1,024.30    0.18%      $0.92

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                      Beginning  Ending              Expenses
                                                       Account  Account   Annualized   Paid
                                                        Value    Value     Expense    During
                                                      05/01/15  10/31/15    Ratio*   Period*
                                                      --------- --------- ---------- --------
DFA Two-Year Global Fixed Income Portfolio
------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $1,003.30    0.18%    $0.91
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,024.30    0.18%    $0.92

DFA Selectively Hedged Global Fixed Income Portfolio
----------------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $  966.10    0.18%    $0.89
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,024.30    0.18%    $0.92

DFA Five-Year Global Fixed Income Portfolio
-------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $1,005.00    0.28%    $1.42
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,023.79    0.28%    $1.43

DFA World ex U.S. Government Fixed Income Portfolio
---------------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $  996.20    0.20%    $1.01
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,024.20    0.20%    $1.02

DFA Short-Term Government Portfolio
-----------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $1,005.40    0.20%    $1.01
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,024.20    0.20%    $1.02

DFA Intermediate Government Fixed Income Portfolio
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $1,006.10    0.13%    $0.66
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,024.55    0.13%    $0.66

DFA Short-Term Extended Quality Portfolio
-----------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $1,002.80    0.22%    $1.11
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,024.10    0.22%    $1.12

DFA Intermediate-Term Extended Quality Portfolio
------------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $  994.70    0.22%    $1.11
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,024.10    0.22%    $1.12

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                Beginning  Ending              Expenses
                                                 Account  Account   Annualized   Paid
                                                  Value    Value     Expense    During
                                                05/01/15  10/31/15    Ratio*   Period*
                                                --------- --------- ---------- --------
DFA Targeted Credit Portfolio+
------------------------------
Actual Fund Return
 Institutional Class Shares.................... $1,000.00 $1,001.80    0.20%    $0.90
Hypothetical 5% Annual Return
 Institutional Class Shares.................... $1,000.00 $1,024.20    0.20%    $1.02

DFA Investment Grade Portfolio
------------------------------
Actual Fund Return
 Institutional Class Shares.................... $1,000.00 $1,000.60    0.22%    $1.11
Hypothetical 5% Annual Return
 Institutional Class Shares.................... $1,000.00 $1,024.10    0.22%    $1.12

DFA Inflation-Protected Securities Portfolio
--------------------------------------------
Actual Fund Return
 Institutional Class Shares.................... $1,000.00 $  975.50    0.13%    $0.65
Hypothetical 5% Annual Return
 Institutional Class Shares.................... $1,000.00 $1,024.55    0.13%    $0.66

DFA Short-Duration Real Return Portfolio
----------------------------------------
Actual Fund Return
 Institutional Class Shares.................... $1,000.00 $  990.90    0.24%    $1.20
Hypothetical 5% Annual Return
 Institutional Class Shares.................... $1,000.00 $1,024.00    0.24%    $1.22

DFA Municipal Real Return Portfolio
-----------------------------------
Actual Fund Return
 Institutional Class Shares.................... $1,000.00 $  997.00    0.27%    $1.36
Hypothetical 5% Annual Return
 Institutional Class Shares.................... $1,000.00 $1,023.84    0.27%    $1.38

DFA Municipal Bond Portfolio
----------------------------
Actual Fund Return
 Institutional Class Shares.................... $1,000.00 $1,015.90    0.23%    $1.17
Hypothetical 5% Annual Return
 Institutional Class Shares.................... $1,000.00 $1,024.05    0.23%    $1.17

DFA Short-Term Municipal Bond Portfolio
---------------------------------------
Actual Fund Return
 Institutional Class Shares.................... $1,000.00 $1,009.50    0.23%    $1.16
Hypothetical 5% Annual Return
 Institutional Class Shares.................... $1,000.00 $1,024.05    0.23%    $1.17

DFA Intermediate-Term Municipal Bond Portfolio
----------------------------------------------
Actual Fund Return
 Institutional Class Shares.................... $1,000.00 $1,016.10    0.23%    $1.17
Hypothetical 5% Annual Return
 Institutional Class Shares.................... $1,000.00 $1,024.05    0.23%    $1.17

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                           Beginning  Ending              Expenses
                                                            Account  Account   Annualized   Paid
                                                             Value    Value     Expense    During
                                                           05/01/15  10/31/15    Ratio*   Period*
                                                           --------- --------- ---------- --------
DFA California Short-Term Municipal Bond Portfolio
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $1,008.70    0.23%    $1.16
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,024.05    0.23%    $1.17

DFA California Intermediate-Term Municipal Bond Portfolio
---------------------------------------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $1,016.50    0.23%    $1.17
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,024.05    0.23%    $1.17

DFA NY Municipal Bond Portfolio^^
---------------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $1,017.50    0.25%    $0.95
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,023.95    0.25%    $1.28

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

+ DFA Targeted Credit Portfolio commenced operations on May 20, 2015. Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (164), then divided by the number of days in the year
  (365) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 184 day period for the six months ended October 31, 2015 to allow for comparability.

^^DFA NY Municipal Bond Portfolio commenced operations on June 16, 2015.
  Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (137), then divided by the number of days in the year (365) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 184 day period for the six months ended October 31, 2015 to allow for comparability.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FIXED INCOME PORTFOLIOS

                      DFA One-Year Fixed Income Portfolio
              Corporate....................................  11.0%
              Government...................................  29.4%
              Foreign Corporate............................  22.1%
              Foreign Government...........................  29.7%
              Supranational................................   7.8%
                                                            -----
                                                            100.0%

                  DFA Two-Year Global Fixed Income Portfolio
              Corporate....................................   5.9%
              Government...................................  33.6%
              Foreign Corporate............................  17.3%
              Foreign Government...........................  31.3%
              Supranational................................  11.9%
                                                            -----
                                                            100.0%

              DFA Selectively Hedged Global Fixed Income Portfolio
              Corporate....................................  65.6%
              Government...................................   1.8%
              Foreign Corporate............................  18.7%
              Foreign Government...........................   9.1%
              Supranational................................   4.8%
                                                            -----
                                                            100.0%

                  DFA Five-Year Global Fixed Income Portfolio
              Corporate....................................  29.9%
              Government...................................   4.5%
              Foreign Corporate............................  32.0%
              Foreign Government...........................  27.7%
              Supranational................................   5.9%
                                                            -----
                                                            100.0%

              DFA World ex U.S. Government Fixed Income Portfolio
              Government...................................   2.7%
              Foreign Government...........................  90.7%
              Supranational................................   6.6%
                                                            -----
                                                            100.0%

                      DFA Short-Term Government Portfolio
              Government................................... 100.0%
                                                            -----
                                                            100.0%

              DFA Intermediate Government Fixed Income Portfolio
              Government................................... 100.0%
                                                            -----
                                                            100.0%

                   DFA Short-Term Extended Quality Portfolio
              Corporate....................................  63.5%
              Government...................................   2.9%
              Foreign Corporate............................  20.9%
              Foreign Government...........................  10.5%
              Supranational................................   2.2%
                                                            -----
                                                            100.0%

               DFA Intermediate-Term Extended Quality Portfolio
              Corporate....................................  78.5%
              Government...................................   5.9%
              Foreign Corporate............................  13.8%
              Foreign Government...........................   1.2%
              Supranational................................   0.6%
                                                            -----
                                                            100.0%

                         DFA Targeted Credit Portfolio
              Corporate....................................  76.3%
              Foreign Corporate............................  23.7%
                                                            -----
                                                            100.0%

                        DFA Investment Grade Portfolio
              Agency Obligations...........................  20.5%
              Bonds........................................  58.3%
              U.S. Treasury Obligations....................  21.2%
                                                            -----
                                                            100.0%

                 DFA Inflation-Protected Securities Portfolio
              Government................................... 100.0%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                   DFA Short-Duration Real Return Portfolio
              Corporate....................................  55.5%
              Government...................................   8.5%
              Foreign Corporate............................  21.1%
              Foreign Government...........................  11.4%
              Supranational................................   3.5%
                                                            -----
                                                            100.0%

                      DFA Municipal Real Return Portfolio
              Muni Insured.................................   0.7%
              Muni G.O. Local..............................  61.3%
              Muni G.O. State..............................  28.4%
              Muni Revenue.................................   9.6%
                                                            -----
                                                            100.0%

                         DFA Municipal Bond Portfolio
              Muni Insured.................................   1.4%
              Muni G.O. Local..............................  59.8%
              Muni G.O. State..............................  23.9%
              Muni Revenue.................................  14.9%
                                                            -----
                                                            100.0%

                    DFA Short-Term Municipal Bond Portfolio
              Muni Insured.................................   1.2%
              Muni G.O. Local..............................  42.4%
              Muni G.O. State..............................  34.3%
              Muni Revenue.................................  21.4%
              Muni Pre-Refunded............................   0.7%
                                                            -----
                                                            100.0%

                DFA Intermediate-Term Municipal Bond Portfolio
              Muni Insured.................................   1.0%
              Muni G.O. Local..............................  51.5%
              Muni G.O. State..............................  30.1%
              Muni Revenue.................................  17.3%
              Muni Pre-Refunded............................   0.1%
                                                            -----
                                                            100.0%

              DFA California Short-Term Municipal Bond Portfolio
              Muni Insured.................................   3.7%
              Muni G.O. Local..............................  38.3%
              Muni G.O. State..............................  19.4%
              Muni Revenue.................................  28.4%
              Muni Pre-Refunded............................  10.2%
                                                            -----
                                                            100.0%

                DFA California Intermediate-Term Municipal Bond
                                   Portfolio
              Muni Insured.................................  12.1%
              Muni G.O. Local..............................  43.1%
              Muni G.O. State..............................  19.1%
              Muni Revenue.................................  21.3%
              Muni Pre-Refunded............................   4.4%
                                                            -----
                                                            100.0%

                        DFA NY Municipal Bond Portfolio
              Muni G.O. Local..............................  53.8%
              Muni G.O. State..............................   2.9%
              Muni Revenue.................................  34.6%
              Muni Pre-Refunded............................   8.7%
                                                            -----
                                                            100.0%

                      DFA ONE-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                     Face
                                                    Amount     Value+
                                                    ------     ------
                                                    (000)
AGENCY OBLIGATIONS -- (9.5%)
Federal Home Loan Bank
     2.000%, 09/09/16............................. $121,970 $123,568,173
     0.500%, 09/28/16.............................   45,000   45,025,875
     0.500%, 10/17/16.............................   10,000   10,002,900
     1.625%, 12/09/16.............................  148,000  149,664,408
     4.750%, 12/16/16.............................   25,000   26,186,375
     0.875%, 03/10/17.............................   15,000   15,053,940
#    4.875%, 05/17/17.............................    2,740    2,916,015
     0.625%, 05/30/17.............................   35,000   34,972,525
     0.750%, 08/28/17.............................   25,000   24,998,025
     0.625%, 10/26/17.............................   12,700   12,656,858
Federal Home Loan Mortgage Corporation
     5.000%, 02/16/17.............................   60,000   63,393,840
     0.875%, 02/22/17.............................   20,000   20,077,000
     5.000%, 04/18/17.............................    4,018    4,271,805
     0.750%, 07/14/17.............................   10,000   10,002,150
     1.000%, 07/28/17.............................   10,000   10,031,070
     1.000%, 09/29/17.............................   23,500   23,601,497
Federal National Mortgage Association
     1.250%, 01/30/17.............................   55,000   55,463,870
     5.000%, 02/13/17.............................   25,000   26,404,600
     0.750%, 03/14/17.............................   15,000   15,023,850
     1.000%, 09/27/17.............................   32,000   32,131,584
                                                            ------------
TOTAL AGENCY OBLIGATIONS..........................           705,446,360
                                                            ------------

BONDS -- (63.1%)
3M Co.
     1.000%, 06/26/17.............................    6,357    6,381,500
Agence Francaise de Developpement
     1.125%, 10/03/16.............................   17,180   17,251,297
     1.625%, 10/04/17.............................    6,750    6,823,953
Alberta, Province of Canada
     1.000%, 06/21/17.............................   10,897   10,916,288
ANZ New Zealand Int'l, Ltd.
     1.400%, 04/27/17.............................    4,900    4,898,520
Apple, Inc.
#    1.050%, 05/05/17.............................    5,100    5,117,452
#    0.900%, 05/12/17.............................   27,445   27,511,088
Asian Development Bank
     2.250%, 08/18/17.............................   25,000   25,619,700
Australia & New Zealand Banking Group, Ltd.
     1.250%, 01/10/17.............................    1,150    1,153,759
     1.250%, 06/13/17.............................   35,025   35,029,028
Australia & New Zealand Banking Group, Ltd.
 Floating Rate Note
(r)  0.701%, 01/10/17.............................   17,800   17,813,902
(r)  0.701%, 01/10/17.............................    4,000    4,003,052

                                                    Face
                                                   Amount    Value+
                                                   ------    ------
                                                   (000)
Bank Nederlandse Gemeenten NV
     1.125%, 09/12/16............................. $55,250 $55,476,525
     0.625%, 09/15/16.............................  26,600  26,592,020
     5.125%, 10/05/16.............................  11,986  12,472,871
     0.875%, 02/21/17.............................  51,960  52,009,778
     1.375%, 09/27/17.............................  40,000  40,285,040
Bank of Montreal
#    1.300%, 07/15/16.............................  13,070  13,126,959
     0.626%, 06/16/17.............................  74,000  73,853,258
(r)  0.809%, 09/01/17.............................  48,700  48,682,419
     1.400%, 09/11/17.............................  27,000  27,033,750
Bank of Montreal Floating Rate Note
(r)  0.841%, 07/15/16.............................  21,211  21,255,734
Bank of Nova Scotia (The)
#    1.375%, 07/15/16.............................  50,283  50,533,862
#    1.100%, 12/13/16.............................  36,825  36,904,100
#    2.550%, 01/12/17.............................  12,500  12,721,238
#    1.300%, 07/21/17.............................  10,000   9,992,880
Bank of Nova Scotia (The) Floating Rate Note
(r)  0.631%, 04/11/17.............................  24,000  23,957,952
Berkshire Hathaway Finance Corp.
#    1.600%, 05/15/17.............................  58,482  59,085,768
Berkshire Hathaway Finance Corp. Floating Rate
 Note
(r)  0.491%, 01/13/17.............................  31,500  31,498,897
Berkshire Hathaway, Inc.
     1.900%, 01/31/17.............................   6,000   6,079,632
British Columbia, Province of Canada
     1.200%, 04/25/17.............................  24,000  24,121,824
Caisse des Depots et Consignations
     0.875%, 11/07/16.............................  21,200  21,238,796
     1.000%, 03/13/17.............................  18,000  18,044,748
Canada Government International Bond
     0.875%, 02/14/17.............................  54,320  54,431,247
Canadian Imperial Bank of Commerce
     0.493%, 10/28/16.............................  25,000  24,989,400
Canadian Imperial Bank of Commerce Floating Rate
 Note
(r)  0.835%, 07/18/16.............................  57,870  57,993,437
Chevron Corp. Floating Rate Note
(r)  0.429%, 02/22/17.............................  15,400  15,388,065
Cisco Systems, Inc.
#    1.100%, 03/03/17.............................   9,376   9,424,061
#    3.150%, 03/14/17.............................   6,000   6,191,286

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount     Value+
                                                    ------     ------
                                                    (000)
Coca-Cola Co. (The)
#    0.750%, 11/01/16............................. $  1,628 $  1,630,615
#    0.875%, 10/27/17.............................   22,100   22,069,789
Commonwealth Bank of Australia
     1.900%, 09/18/17.............................    7,000    7,069,405
Cooperatieve Centrale Raiffeisen-Boerenleenbank
 BA Floating Rate Note
(r)  0.609%, 11/23/16.............................   48,500   48,500,048
Council Of Europe Development Bank
     1.250%, 09/22/16.............................   28,250   28,412,579
Development Bank of Japan, Inc.
     1.625%, 10/05/16.............................   47,500   47,827,940
     5.125%, 02/01/17.............................   11,500   12,095,045
     5.125%, 02/01/17.............................   54,300   57,103,183
     1.500%, 03/13/17.............................   16,600   16,709,045
Erste Abwicklungsanstalt
     1.000%, 02/27/17.............................  100,200  100,421,843
European Bank for Reconstruction & Development
     1.375%, 10/20/16.............................   52,000   52,515,008
     1.000%, 02/16/17.............................   47,386   47,640,321
European Investment Bank
     0.500%, 08/15/16.............................    4,000    3,998,076
#    1.125%, 12/15/16.............................   31,300   31,447,517
     3.125%, 12/15/16.............................    3,500    3,595,130
#    4.875%, 01/17/17.............................    3,218    3,375,724
     1.750%, 03/15/17.............................   69,100   70,051,092
     5.125%, 05/30/17.............................    9,500   10,135,645
     1.625%, 06/15/17.............................   50,000   50,617,950
     1.000%, 08/17/17.............................    9,200    9,217,370
     1.125%, 09/15/17.............................   35,000   35,117,775
Export Development Canada
     0.625%, 04/27/17.............................   22,000   21,955,956
     0.625%, 04/27/17.............................   15,100   15,072,397
Exxon Mobil Corp.
     0.921%, 03/15/17.............................   12,500   12,540,175
FMS Wertmanagement AoeR
     0.625%, 01/30/17.............................   23,000   22,973,389
     1.125%, 09/05/17.............................   81,300   81,598,696
GE Capital International Funding Co.
     0.964%, 04/15/16.............................  142,622  142,593,903
General Electric Capital Corp.
     2.950%, 05/09/16.............................   10,000   10,123,190
     2.900%, 01/09/17.............................      100      102,249
Inter-American Development Bank
     5.125%, 09/13/16.............................  102,500  106,623,370
     1.125%, 03/15/17.............................   10,000   10,057,640

                                                      Face
                                                     Amount     Value+
                                                     ------     ------
                                                     (000)
International Bank for Reconstruction & Development
      0.750%, 12/15/16............................. $  5,000 $  5,008,555
      0.625%, 05/02/17.............................   30,000   29,848,140
Japan Bank for International Cooperation
      2.500%, 01/21/16.............................   40,000   40,174,520
      2.250%, 07/13/16.............................    3,850    3,893,467
      1.125%, 07/19/17.............................   46,750   46,788,989
Japan Finance Organization for Municipalities
      1.500%, 09/12/17.............................   15,308   15,349,454
KFW
      1.250%, 10/05/16.............................   36,000   36,188,208
      0.625%, 12/15/16.............................    7,500    7,498,395
      0.750%, 03/17/17.............................  125,500  125,445,533
      2.750%, 07/27/17.............................   25,000   25,797,100
      0.875%, 09/05/17.............................   19,000   18,990,652
Kommunalbanken A.S.
      0.875%, 10/03/16.............................    5,000    5,009,215
      1.375%, 06/08/17.............................   57,800   58,245,176
      1.000%, 09/26/17.............................   15,000   15,004,500
Kommunekredit
      0.875%, 07/29/16.............................   25,000   25,052,950
      1.000%, 01/17/17.............................   16,363   16,416,294
Kommuninvest I Sverige AB
      0.500%, 06/15/16.............................   38,190   38,187,250
      0.875%, 12/13/16.............................   68,200   68,340,356
      1.625%, 02/13/17.............................    8,000    8,085,792
#     1.000%, 04/11/17.............................    7,000    7,016,940
      1.000%, 04/11/17.............................   35,000   35,084,700
      1.000%, 10/24/17.............................   11,400   11,397,355
Landeskreditbank Baden- Wuerttemberg Foerderbank
      0.625%, 01/26/17.............................   41,650   41,604,935
      0.875%, 04/10/17.............................   21,400   21,420,587
      1.625%, 04/25/17.............................  155,854  157,703,052
Landwirtschaftliche Rentenbank
      0.875%, 09/12/17.............................   13,280   13,277,065
Manitoba, Province of Canada
(r)#  4.900%, 12/06/16.............................    1,200    1,254,528
Merck & Co., Inc. Floating Rate Note
#     0.515%, 05/18/16.............................   10,638   10,645,840
#(r)  0.436%, 02/10/17.............................    4,400    4,397,439
Municipality Finance P.L.C.
      1.250%, 09/12/16.............................   29,000   29,158,253
National Australia Bank, Ltd.
      0.900%, 01/20/16.............................   22,635   22,659,084
      1.300%, 07/25/16.............................    5,400    5,426,935
      2.750%, 03/09/17.............................   10,930   11,169,804
#     1.250%, 03/17/17.............................    5,000    5,007,765
National Australia Bank, Ltd. Floating Rate Note
(r)   0.870%, 07/25/16.............................   38,765   38,857,183
(r)   0.759%, 12/02/16.............................    6,675    6,688,644

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                      Face
                                                     Amount     Value+
                                                     ------     ------
                                                     (000)
(r)   0.759%, 12/02/16............................. $ 15,845 $ 15,877,387
(r)   0.704%, 03/17/17.............................   34,165   34,156,356
Nederlandse Waterschapsbank NV
      0.750%, 03/29/16.............................   31,900   31,930,082
#     2.125%, 06/16/16.............................   29,149   29,431,279
Nestle Holdings, Inc.
      1.375%, 06/21/17.............................   10,203   10,239,670
Netherlands Government Bond
      1.000%, 02/24/17.............................   25,200   25,297,675
Nordea Bank AB
      3.125%, 03/20/17.............................   12,500   12,820,963
Nordea Bank Finland P.L.C.
      0.507%, 01/21/16.............................      100      100,006
      0.594%, 02/13/17.............................  100,000   99,985,400
Nordea Bank Finland P.L.C. Floating Rate Note
(r)   0.516%, 06/13/16.............................   58,700   58,700,880
Nordic Investment Bank
      1.000%, 03/07/17.............................   38,700   38,843,113
NRW Bank
      1.000%, 05/22/17.............................   10,000   10,012,000
Oesterreichische Kontrollbank AG
      0.750%, 12/15/16.............................   31,000   31,022,506
      0.750%, 05/19/17.............................   74,100   74,005,597
Ontario, Province of Canada
      1.000%, 07/22/16.............................   12,000   12,033,228
#     1.600%, 09/21/16.............................   77,600   78,198,839
      4.950%, 11/28/16.............................    1,294    1,351,775
Pfizer, Inc.
#     1.100%, 05/15/17.............................   11,700   11,737,101
Quebec, Province of Canada
      5.125%, 11/14/16.............................   49,087   51,276,329
Royal Bank of Canada
      0.517%, 12/15/16.............................   25,000   25,022,975
#     1.000%, 04/27/17.............................   48,000   47,895,696
Royal Bank of Canada Floating Rate Note
(r)   0.793%, 09/09/16.............................   45,680   45,761,676
(r)   0.646%, 01/23/17.............................   21,065   21,060,934
(r)   0.594%, 02/03/17.............................   73,100   73,035,672
Shell International Finance BV
#     1.125%, 08/21/17.............................    3,500    3,506,209
Svensk Exportkredit AB
      5.125%, 03/01/17.............................   34,244   36,188,203
#     1.750%, 05/30/17.............................   10,000   10,130,440
Svenska Handelsbanken AB
      0.501%, 08/17/16.............................   58,600   58,612,130
Svenska Handelsbanken AB Floating Rate Note
#(r)  0.796%, 09/23/16.............................  150,602  150,903,806
Sweden Government International Bond
      0.875%, 08/15/17.............................   34,500   34,520,562
Toronto-Dominion Bank (The)
      1.125%, 05/02/17.............................   13,000   12,999,545

                                                     Face
                                                    Amount      Value+
                                                    ------      ------
                                                    (000)
Toronto-Dominion Bank (The) Floating Rate Note
(r)  0.491%, 07/13/16............................. $ 60,000 $   59,999,880
(r)  0.793%, 09/09/16.............................   48,945     49,049,155
(r)  0.587%, 01/06/17.............................   76,000     75,953,184
Total Capital International SA
     1.500%, 02/17/17.............................    5,000      5,029,060
#    1.550%, 06/28/17.............................   13,000     13,105,729
Toyota Motor Credit Corp.
#    1.125%, 05/16/17.............................   21,900     21,955,210
     1.750%, 05/22/17.............................   38,000     38,410,096
Toyota Motor Credit Corp. Floating Rate Note
(r)  0.426%, 09/23/16.............................   30,000     29,977,440
(r)  0.511%, 02/16/17.............................  113,000    112,938,867
Westpac Banking Corp.
#    1.200%, 05/19/17.............................    8,457      8,461,110
Westpac Banking Corp. Floating Rate Note
(r)  0.663%, 05/19/17.............................   10,000      9,996,470
                                                            --------------
TOTAL BONDS.......................................           4,662,726,041
                                                            --------------

U.S. TREASURY OBLIGATIONS -- (15.8%)
U.S. Treasury Notes
     1.000%, 10/31/16.............................  205,000    206,083,630
     0.625%, 11/15/16.............................   40,000     40,056,760
     0.500%, 11/30/16.............................   50,000     50,007,150
     0.875%, 11/30/16.............................   10,000     10,042,060
     0.625%, 12/15/16.............................   50,000     50,063,800
     0.875%, 12/31/16.............................  130,000    130,556,920
     0.500%, 01/31/17.............................  151,000    150,942,922
     0.875%, 02/28/17.............................  100,000    100,427,100
     0.750%, 03/15/17.............................   25,000     25,058,925
     0.875%, 04/15/17.............................   29,000     29,113,274
     0.875%, 04/30/17.............................    5,000      5,019,465
     0.875%, 05/15/17.............................   80,000     80,298,960
     0.750%, 06/30/17.............................   45,000     45,068,535
     0.875%, 07/15/17.............................   25,000     25,084,300
     0.500%, 07/31/17.............................   15,000     14,956,245
     0.875%, 08/15/17.............................   10,000     10,030,600
     1.875%, 08/31/17.............................   30,000     30,632,430
     1.000%, 09/15/17.............................   90,000     90,458,190
     0.625%, 09/30/17.............................   30,000     29,939,640
     0.875%, 10/15/17.............................   45,000     45,110,745
                                                            --------------
TOTAL U.S. TREASURY OBLIGATIONS...................           1,168,951,651
                                                            --------------
TOTAL INVESTMENT SECURITIES.......................           6,537,124,052
                                                            --------------

COMMERCIAL PAPER -- (9.6%)
APPLE, Inc.
##   0.160%, 01/08/16.............................   30,000     29,988,158
##   0.150%, 01/15/16.............................   37,100     37,083,098
Bank of Nova Scotia (The)
     0.563%, 12/05/16.............................   74,300     74,287,146

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
Caisse des Depots et Consignations
##  0.250%, 11/03/15............................. $50,000 $49,999,550
##  0.290%, 11/16/15.............................  30,000  29,998,782
##  0.270%, 11/20/15.............................  30,000  29,998,478
##  0.310%, 02/16/16.............................  25,000  24,977,990
Canada Government
    0.180%, 01/25/16.............................  25,000  24,991,179
Cooperatieve Centrale Raiffeisen-Boerenleenbank
 BA
    0.716%, 05/06/16.............................  41,100  41,175,049
CPPIB Capital, Inc.
##  0.230%, 12/14/15.............................  30,000  29,993,625
Erste Abwicklungsanstalt
##  0.280%, 11/16/15.............................  20,000  19,998,838
##  0.300%, 11/19/15.............................  30,000  29,997,867
Google, Inc.
##  0.100%, 11/18/15.............................  50,000  49,998,416
Hydro-Quebec
##  0.140%, 11/09/15.............................  50,000  49,998,333
Nestle Finance Int'l , Ltd.
    0.120%, 12/04/15.............................  49,000  48,995,189
NRW Bank
##  0.245%, 01/12/16.............................  25,000  24,990,390

                                                       Face
                                                      Amount        Value+
                                                      ------        ------
                                                      (000)
PSP Capital, Inc.
##    0.200%, 11/02/15............................. $    46,825 $   46,824,532
##    0.240%, 12/17/15.............................      14,000     13,996,752
##    0.220%, 01/21/16.............................      15,000     14,992,357
Sanofi
##    0.100%, 11/18/15.............................      12,000     11,999,620
Siemens Capital Co. LLC
##    0.210%, 12/28/15.............................      14,800     14,795,416
Total Capital Canada, Ltd.
##    0.200%, 01/15/16.............................      12,000     11,994,533
                                                                --------------
TOTAL COMMERCIAL PAPER.............................                711,075,298
                                                                --------------

                                                      Shares
                                                      ------
TEMPORARY CASH INVESTMENTS -- (1.1%)
      State Street Institutional
       Liquid Reserves, 0.140%.....................  77,726,118     77,726,118
                                                                --------------

SECURITIES LENDING COLLATERAL -- (0.9%)
(S)@  DFA Short Term Investment Fund...............   6,026,713     69,729,075
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $7,394,834,953)............................              $7,395,654,543
                                                                ==============

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               -------------------------------------------------
                                 Level 1      Level 2     Level 3     Total
                               ----------- -------------- ------- --------------
Agency Obligations............          -- $  705,446,360   --    $  705,446,360
Bonds.........................          --  4,662,726,041   --     4,662,726,041
U.S. Treasury Obligations.....          --  1,168,951,651   --     1,168,951,651
Commercial Paper..............          --    711,075,298   --       711,075,298
Temporary Cash Investments.... $77,726,118             --   --        77,726,118
Securities Lending Collateral.          --     69,729,075   --        69,729,075
                               ----------- --------------   --    --------------
TOTAL......................... $77,726,118 $7,317,928,425   --    $7,395,654,543
                               =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015


                                                       Face
                                                      Amount^    Value+
                                                      -------    ------
                                                       (000)
BONDS -- (63.0%)
AUSTRALIA -- (4.1%)
Australia & New Zealand Banking Group, Ltd.
    1.250%, 01/10/17.............................   $  28,765 $ 28,859,033
    1.250%, 06/13/17.............................      53,180   53,186,116
Commonwealth Bank of Australia
    1.125%, 03/13/17.............................      16,700   16,718,771
    1.400%, 09/08/17.............................       6,085    6,091,986
    1.900%, 09/18/17.............................      12,250   12,371,459
National Australia Bank, Ltd.
    2.750%, 03/09/17.............................      56,525   57,765,158
#   1.250%, 03/17/17.............................      23,245   23,281,099
    1.300%, 06/30/17.............................       7,670    7,661,310
#   1.300%, 06/30/17.............................       3,100    3,096,488
Westpac Banking Corp.
    1.200%, 05/19/17.............................      17,603   17,611,555
    2.000%, 08/14/17.............................       3,364    3,399,345
                                                              ------------
TOTAL AUSTRALIA..................................              230,042,320
                                                              ------------

AUSTRIA -- (1.7%)
Oesterreichische Kontrollbank AG
    0.750%, 12/15/16.............................      22,865   22,881,600
    5.000%, 04/25/17.............................       5,000    5,300,855
    0.750%, 05/19/17.............................      64,800   64,717,445
                                                              ------------
TOTAL AUSTRIA....................................               92,899,900
                                                              ------------

CANADA -- (9.6%)
Alberta, Province of Canada
    1.000%, 06/21/17.............................      15,400   15,427,258
Bank of Montreal
    1.400%, 09/11/17.............................      23,200   23,229,000
Bank of Nova Scotia (The)
    1.375%, 07/15/16.............................       3,050    3,065,216
    2.100%, 11/08/16............................. CAD  43,000   33,179,650
    1.100%, 12/13/16.............................         824      825,686
    1.100%, 12/13/16.............................      23,986   24,037,522
    2.550%, 01/12/17.............................      10,000   10,175,880
    2.550%, 01/12/17.............................      15,750   16,028,759
    1.250%, 04/11/17.............................       6,700    6,698,727
    1.250%, 04/11/17.............................      21,380   21,373,116
    1.300%, 07/21/17.............................      13,700   13,690,246
British Columbia, Province of Canada
    1.200%, 04/25/17.............................      30,769   30,925,183
Canada Government International Bond
    0.875%, 02/14/17.............................      10,000   10,020,480
Export Development Canada
    1.250%, 10/26/16.............................      23,585   23,732,123
    0.625%, 04/27/17.............................      13,500   13,472,973
    0.625%, 04/27/17.............................      20,100   20,063,257

                                                       Face
                                                      Amount^    Value+
                                                      -------    ------
                                                       (000)
CANADA -- (Continued)
Manitoba, Province of Canada
    4.900%, 12/06/16.............................   $   5,726 $  5,986,189
    1.300%, 04/03/17.............................      14,017   14,106,933
Ontario, Province of Canada
    1.600%, 09/21/16.............................      28,527   28,747,143
    1.600%, 09/21/16.............................       6,300    6,348,730
    1.100%, 10/25/17.............................       5,000    4,993,955
Royal Bank of Canada
    1.200%, 01/23/17.............................      66,263   66,462,187
    1.000%, 04/27/17.............................      35,615   35,537,609
    1.250%, 06/16/17.............................      28,909   28,934,122
Toronto-Dominion Bank (The)
    1.500%, 09/09/16.............................       3,355    3,380,485
    2.375%, 10/19/16.............................      22,700   23,051,169
    2.375%, 10/19/16.............................      11,500   11,678,135
    1.125%, 05/02/17.............................      27,485   27,484,038
    1.125%, 05/02/17.............................      13,400   13,397,695
                                                              ------------
TOTAL CANADA.....................................              536,053,466
                                                              ------------

DENMARK -- (0.6%)
Denmark Government International Bond
    0.875%, 03/20/17.............................      20,000   20,087,560
Kommunekredit
    1.000%, 01/17/17.............................      13,000   13,042,341
                                                              ------------
TOTAL DENMARK....................................               33,129,901
                                                              ------------

FINLAND -- (1.4%)
Municipality Finance P.L.C.
    2.375%, 05/16/16.............................      14,500   14,644,681
    1.250%, 09/12/16.............................      44,182   44,423,101
    1.250%, 12/15/16............................. GBP  14,273   22,084,219
                                                              ------------
TOTAL FINLAND....................................               81,152,001
                                                              ------------

FRANCE -- (2.7%)
Agence Francaise de Developpement
    1.125%, 10/03/16.............................       9,552    9,591,641
    1.625%, 10/04/17.............................      11,114   11,235,765
Caisse des Depots et Consignations
    0.875%, 11/07/16.............................      22,200   22,240,626
    1.000%, 03/13/17.............................      76,600   76,790,428
Total Capital International SA
    1.500%, 02/17/17.............................       4,500    4,526,154
    1.500%, 02/17/17.............................      10,000   10,056,930
    1.550%, 06/28/17.............................      14,500   14,617,928
                                                              ------------
TOTAL FRANCE.....................................              149,059,472
                                                              ------------

GERMANY -- (8.2%)
Erste Abwicklungsanstalt
    1.000%, 02/27/17.............................      55,800   55,923,541

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^    Value+
                                                      -------    ------
                                                       (000)
GERMANY -- (Continued)
FMS Wertmanagement AoeR
    0.625%, 01/30/17.............................   $  43,000 $ 42,950,249
    1.125%, 09/05/17.............................      53,709   53,906,327
KFW
    4.875%, 01/17/17.............................      12,500   13,118,950
    1.250%, 02/15/17.............................      30,000   30,174,540
    0.750%, 03/17/17.............................      71,400   71,369,013
    2.750%, 07/27/17.............................      30,000   30,956,520
    0.875%, 09/05/17.............................      12,400   12,393,899
Landeskreditbank Baden- Wuerttemberg Foerderbank
    0.625%, 01/26/17.............................      20,350   20,327,981
    0.875%, 04/10/17.............................      30,679   30,708,513
    1.625%, 04/25/17.............................      66,740   67,531,803
NRW Bank
    1.000%, 05/22/17.............................      32,025   32,063,430
                                                              ------------
TOTAL GERMANY....................................              461,424,766
                                                              ------------

IRELAND -- (2.9%)
GE Capital International Funding Co.
    0.964%, 04/15/16.............................     160,153  160,121,450
                                                              ------------

JAPAN -- (4.5%)
Development Bank of Japan, Inc.
    1.625%, 10/05/16.............................      30,000   30,207,120
    5.125%, 02/01/17.............................      23,500   24,713,164
    1.500%, 03/13/17.............................      66,580   67,017,364
Japan Bank for International Cooperation
    2.500%, 01/21/16.............................      20,400   20,489,005
    5.250%, 03/23/16.............................      10,100   10,277,215
    1.125%, 07/19/17.............................      79,600   79,666,386
Japan Finance Organization for Municipalities
    1.500%, 09/12/17.............................      14,090   14,128,156
Nippon Telegraph & Telephone Corp.
    1.400%, 07/18/17.............................       5,000    5,009,985
    1.400%, 07/18/17.............................       3,645    3,651,805
                                                              ------------
TOTAL JAPAN......................................              255,160,200
                                                              ------------

NETHERLANDS -- (5.4%)
Bank Nederlandse Gemeenten NV
    1.125%, 09/12/16.............................      22,100   22,190,610
    0.875%, 12/12/16............................. GBP   4,000    6,157,567
    5.250%, 01/31/17.............................       5,000    5,272,600
    0.875%, 02/21/17.............................      60,782   60,840,229
    1.375%, 09/27/17.............................      39,250   39,529,695
Cooperatieve Centrale Raiffeisen-Boerenleenbank
 BA
    3.375%, 01/19/17.............................       8,735    8,968,653

                                                       Face
                                                      Amount^    Value+
                                                      -------    ------
                                                       (000)
NETHERLANDS -- (Continued)
Nederlandse Waterschapsbank NV
    0.750%, 03/29/16.............................   $  13,900 $ 13,913,108
#   2.125%, 06/16/16.............................      30,910   31,209,332
    2.125%, 02/09/17.............................      21,098   21,447,552
    1.250%, 09/18/17.............................      27,040   27,172,712
Netherlands Government Bond
    1.000%, 02/24/17.............................      43,652   43,821,195
Shell International Finance BV
    1.125%, 08/21/17.............................      17,000   17,030,158
    1.125%, 08/21/17.............................       2,750    2,752,651
                                                              ------------
TOTAL NETHERLANDS................................              300,306,062
                                                              ------------

NEW ZEALAND -- (0.3%)
ANZ New Zealand Int'l, Ltd.
    1.400%, 04/27/17.............................      15,680   15,675,265
                                                              ------------

NORWAY -- (1.4%)
Kommunalbanken A.S.
    0.500%, 03/29/16.............................       9,000    9,000,387
    1.125%, 12/15/16............................. GBP  13,100   20,227,061
    1.375%, 06/08/17.............................      35,900   36,176,502
    1.000%, 09/26/17.............................       5,250    5,251,575
Statoil ASA
    3.125%, 08/17/17.............................       6,315    6,536,852
                                                              ------------
TOTAL NORWAY.....................................               77,192,377
                                                              ------------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (11.2%)
African Development Bank
    0.750%, 10/18/16.............................      10,600   10,610,176
#   1.125%, 03/15/17.............................      16,000   16,067,696
Asian Development Bank
    5.500%, 06/27/16.............................      27,011   27,897,582
    1.000%, 12/15/16............................. GBP  19,400   29,950,990
    0.750%, 01/11/17.............................       5,000    5,004,050
    1.125%, 03/15/17.............................      15,000   15,079,860
    0.750%, 07/28/17.............................      20,780   20,743,469
    2.250%, 08/18/17.............................      20,000   20,495,760
Council Of Europe Development Bank
    1.250%, 09/22/16.............................      23,893   24,030,504
    1.750%, 12/19/16............................. GBP   3,500    5,445,755
#   1.500%, 02/22/17.............................      16,389   16,550,169
EUROFIMA
    5.000%, 04/03/17.............................       4,474    4,733,295
European Bank for Reconstruction & Development
    1.375%, 10/20/16.............................      57,654   58,225,005
    1.000%, 02/16/17.............................      58,571   58,885,351
#   0.750%, 09/01/17.............................      10,000    9,980,570
European Investment Bank
    4.875%, 01/17/17.............................      18,900   19,826,346
    4.875%, 01/17/17.............................       9,900   10,384,090

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^    Value+
                                                      -------    ------
                                                       (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
    1.750%, 03/15/17.............................   $  19,600 $ 19,869,774
    0.875%, 04/18/17.............................       5,000    5,005,285
    1.625%, 06/15/17.............................      50,000   50,617,950
    1.000%, 08/17/17.............................      13,000   13,024,544
    1.125%, 09/15/17.............................      38,000   38,127,870
Inter-American Development Bank
    0.875%, 11/15/16.............................      21,192   21,257,356
    1.000%, 07/14/17.............................      37,365   37,471,864
    1.000%, 07/14/17.............................       5,000    5,014,300
International Bank for Reconstruction &
 Development
    1.000%, 12/28/16............................. GBP   5,100    7,873,808
    0.875%, 04/17/17.............................      35,000   35,060,585
    0.625%, 05/02/17.............................      15,000   14,924,070
    1.125%, 07/18/17.............................       2,330    2,346,597
Nordic Investment Bank
    1.000%, 03/07/17.............................      25,000   25,092,450
                                                              ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....              629,597,121
                                                              ------------

SWEDEN -- (3.3%)
Kommuninvest I Sverige AB
    0.875%, 12/13/16.............................       5,000    5,010,290
    1.625%, 02/13/17.............................       7,846    7,930,140
    1.000%, 04/11/17.............................       6,500    6,515,730
    1.000%, 04/11/17.............................      20,000   20,048,400
    0.625%, 04/21/17.............................       6,400    6,380,672
    1.000%, 10/24/17.............................      11,000   10,997,448
Nordea Bank AB
    3.125%, 03/20/17.............................       2,500    2,564,193
    3.125%, 03/20/17.............................      32,975   33,821,699
    1.250%, 04/04/17.............................       8,780    8,782,221
Svensk Exportkredit AB
#   0.625%, 05/31/16.............................       4,500    4,503,420
    1.125%, 12/15/16............................. GBP  20,000   30,909,744
    5.125%, 03/01/17.............................       3,000    3,169,944
    5.125%, 03/01/17.............................      15,000   15,851,625
Svenska Handelsbanken AB
    3.125%, 07/12/16.............................      10,440   10,620,132
    2.875%, 04/04/17.............................      10,090   10,279,389
    1.875%, 08/29/17............................. GBP   6,154    9,558,515
                                                              ------------
TOTAL SWEDEN.....................................              186,943,562
                                                              ------------

UNITED STATES -- (5.7%)
Apple, Inc.
    1.050%, 05/05/17.............................      27,107   27,199,760
    0.900%, 05/12/17.............................      20,400   20,449,123
Berkshire Hathaway Finance Corp.
    1.600%, 05/15/17.............................      18,500   18,690,994

                                                       Face
                                                      Amount^     Value+
                                                      -------     ------
                                                       (000)
UNITED STATES -- (Continued)
Berkshire Hathaway, Inc.
    1.900%, 01/31/17............................. $     5,930 $    6,008,703
    1.900%, 01/31/17.............................       3,000      3,039,468
Cisco Systems, Inc.
    1.100%, 03/03/17.............................      37,012     37,201,723
    3.150%, 03/14/17.............................       7,000      7,223,167
Coca-Cola Co. (The)
    0.875%, 10/27/17.............................      20,000     19,972,660
Exxon Mobil Corp.
    0.921%, 03/15/17.............................      40,805     40,936,147
International Business Machines Corp.
    5.700%, 09/14/17.............................       4,000      4,337,520
Nestle Holdings, Inc.
    1.375%, 06/21/17.............................      15,939     15,996,285
Pfizer, Inc.
    1.100%, 05/15/17.............................      27,550     27,637,361
Toyota Motor Credit Corp.
    1.125%, 05/16/17.............................      53,911     54,046,910
    1.750%, 05/22/17.............................      18,075     18,270,065
    1.750%, 05/22/17.............................       5,000      5,053,240
    1.250%, 10/05/17.............................       4,980      4,995,498
Wal-Mart Stores, Inc.
    5.375%, 04/05/17.............................       5,523      5,876,914
                                                              --------------
TOTAL UNITED STATES..............................                316,935,538
                                                              --------------
TOTAL BONDS......................................              3,525,693,401
                                                              --------------

AGENCY OBLIGATIONS -- (14.6%)
Federal Home Loan Bank
    0.875%, 03/10/17.............................      60,000     60,215,760
    4.875%, 05/17/17.............................      15,485     16,479,741
#   0.875%, 05/24/17.............................      20,000     20,059,520
    0.625%, 05/30/17.............................      82,000     81,935,630
    1.000%, 06/09/17.............................      80,000     80,372,960
    1.000%, 06/21/17.............................      18,000     18,087,606
#   0.750%, 08/28/17.............................      91,400     91,392,779
    0.625%, 10/26/17.............................      22,300     22,224,247
Federal Home Loan Mortgage Corporation
    0.875%, 02/22/17.............................      20,000     20,077,000
    1.000%, 03/08/17.............................      70,000     70,388,290
    1.250%, 05/12/17.............................      25,000     25,217,725
    1.000%, 06/29/17.............................      10,000     10,050,350
#   0.750%, 07/14/17.............................      68,000     68,014,620
#   1.000%, 07/28/17.............................      65,200     65,402,576
#   1.000%, 09/29/17.............................      40,500     40,674,920
Federal National Mortgage Association
    0.750%, 03/14/17.............................      15,000     15,023,850
#   0.750%, 04/20/17.............................      28,500     28,545,486
    1.125%, 04/27/17.............................      15,000     15,100,305
    5.000%, 05/11/17.............................       9,351      9,964,155
#   1.000%, 09/27/17.............................      40,000     40,164,480
    0.875%, 10/26/17.............................      20,000     20,032,900
                                                              --------------
TOTAL AGENCY OBLIGATIONS.........................                819,424,900
                                                              --------------

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^     Value+
                                                      -------     ------
                                                       (000)
U.S. TREASURY OBLIGATIONS -- (17.2%)
U.S. Treasury Notes
#   0.875%, 05/15/17............................. $    90,000 $   90,336,330
    0.625%, 05/31/17.............................     135,000    134,961,390
    0.875%, 06/15/17.............................      65,000     65,245,440
    0.750%, 06/30/17.............................     115,000    115,175,145
    0.500%, 07/31/17.............................      55,000     54,839,565
#   0.875%, 08/15/17.............................     120,000    120,367,200
    1.875%, 08/31/17.............................      65,000     66,370,265
    1.000%, 09/15/17.............................     130,000    130,661,830
    0.625%, 09/30/17.............................      35,000     34,929,580
    0.875%, 10/15/17.............................     135,000    135,332,235
    0.750%, 10/31/17.............................      15,000     14,997,270
                                                              --------------
TOTAL U.S. TREASURY OBLIGATIONS..................                963,216,250
                                                              --------------
TOTAL INVESTMENT SECURITIES......................              5,308,334,551
                                                              --------------

                                                        Shares       Value+
                                                        ------       ------
SECURITIES LENDING COLLATERAL -- (5.2%)
(S)@  DFA Short Term Investment Fund...............   25,119,929 $  290,637,580
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $5,602,724,638)..............................             $5,598,972,131
                                                                 ==============

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             Investments in Securities (Market Value)
                                          ----------------------------------------------
                                          Level 1     Level 2     Level 3      Total
                                          ------- --------------  ------- --------------
Bonds
  Australia..............................   --    $  230,042,320    --    $  230,042,320
  Austria................................   --        92,899,900    --        92,899,900
  Canada.................................   --       536,053,466    --       536,053,466
  Denmark................................   --        33,129,901    --        33,129,901
  Finland................................   --        81,152,001    --        81,152,001
  France.................................   --       149,059,472    --       149,059,472
  Germany................................   --       461,424,766    --       461,424,766
  Ireland................................   --       160,121,450    --       160,121,450
  Japan..................................   --       255,160,200    --       255,160,200
  Netherlands............................   --       300,306,062    --       300,306,062
  New Zealand............................   --        15,675,265    --        15,675,265
  Norway.................................   --        77,192,377    --        77,192,377
  Supranational Organization Obligations.   --       629,597,121    --       629,597,121
  Sweden.................................   --       186,943,562    --       186,943,562
  United States..........................   --       316,935,538    --       316,935,538
Agency Obligations.......................   --       819,424,900    --       819,424,900
U.S. Treasury Obligations................   --       963,216,250    --       963,216,250
Securities Lending Collateral............   --       290,637,580    --       290,637,580
Forward Currency Contracts**.............   --        (1,196,894)   --        (1,196,894)
                                            --    --------------    --    --------------
TOTAL....................................   --    $5,597,775,237    --    $5,597,775,237
                                            ==    ==============    ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

             DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
BONDS -- (98.0%)
AUSTRALIA -- (1.5%)
National Australia Bank, Ltd.
    2.400%, 12/09/19............................. $15,000 $15,058,425
                                                          -----------

CANADA -- (5.1%)
Bank of Nova Scotia (The)
    2.050%, 10/30/18.............................   4,982   5,019,694
Brookfield Asset Management, Inc.
    5.800%, 04/25/17.............................   4,150   4,372,685
Cenovus Energy, Inc.
    5.700%, 10/15/19.............................   5,775   6,258,142
Royal Bank of Canada
    1.400%, 10/13/17.............................   1,000     998,718
Thomson Reuters Corp.
    6.500%, 07/15/18.............................   4,700   5,243,132
Toronto-Dominion Bank (The)
    1.400%, 04/30/18.............................  26,605  26,548,065
    2.250%, 11/05/19.............................   2,000   2,013,800
                                                          -----------
TOTAL CANADA.....................................          50,454,236
                                                          -----------

FRANCE -- (1.7%)
BNP Paribas SA
    2.375%, 09/14/17.............................   8,000   8,127,368
BPCE SA
    2.500%, 12/10/18.............................   1,000   1,015,088
    2.500%, 07/15/19.............................   4,900   4,947,829
#   2.250%, 01/27/20.............................   2,000   1,999,240
Societe Generale SA
    2.750%, 10/12/17.............................   1,117   1,139,324
                                                          -----------
TOTAL FRANCE.....................................          17,228,849
                                                          -----------

GERMANY -- (2.7%)
Deutsche Bank AG
    6.000%, 09/01/17.............................   4,000   4,298,284
    2.950%, 08/20/20.............................   2,000   2,006,050
FMS Wertmanagement AoeR
    1.000%, 11/21/17.............................  20,000  19,986,960
                                                          -----------
TOTAL GERMANY....................................          26,291,294
                                                          -----------

IRELAND -- (1.6%)
GE Capital International Funding Co.
    0.964%, 04/15/16.............................  15,274  15,270,891
                                                          -----------

JAPAN -- (3.6%)
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
    2.350%, 09/08/19.............................   3,000   2,986,197
Development Bank of Japan, Inc.
    1.000%, 01/22/18.............................  19,200  19,069,824
Japan Finance Organization for Municipalities
    1.375%, 02/05/18.............................  11,330  11,305,550

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
JAPAN -- (Continued)
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19............................. $ 2,600 $ 2,618,327
                                                          -----------
TOTAL JAPAN......................................          35,979,898
                                                          -----------

NETHERLANDS -- (2.9%)
Bank Nederlandse Gemeenten NV
    1.375%, 09/27/17.............................   5,000   5,035,630
    1.375%, 03/19/18.............................   5,000   5,023,600
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
    2.250%, 01/14/19.............................   2,070   2,088,102
Nederlandse Waterschapsbank NV
    1.500%, 04/16/18.............................   5,000   5,035,270
Shell International Finance BV
    4.375%, 03/25/20.............................  10,000  10,937,100
    2.125%, 05/11/20.............................     700     701,484
                                                          -----------
TOTAL NETHERLANDS................................          28,821,186
                                                          -----------

NORWAY -- (1.3%)
Kommunalbanken A.S.
    1.375%, 06/08/17.............................  10,000  10,077,020
Statoil ASA
    3.125%, 08/17/17.............................   2,200   2,277,288
                                                          -----------
TOTAL NORWAY.....................................          12,354,308
                                                          -----------

SPAIN -- (0.3%)
Telefonica Emisiones SAU
    3.192%, 04/27/18.............................   2,500   2,564,163
                                                          -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (4.8%)
African Development Bank
    0.875%, 03/15/18.............................   8,040   8,005,991
European Investment Bank
    1.625%, 06/15/17.............................  14,000  14,173,026
    1.000%, 12/15/17.............................  15,000  14,999,265
Inter-American Development Bank
    0.875%, 03/15/18.............................  10,000   9,972,560
                                                          -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....          47,150,842
                                                          -----------

SWEDEN -- (1.4%)
Kommuninvest I Sverige AB
    1.000%, 10/24/17.............................   4,000   3,999,072
Nordea Bank AB
    1.625%, 05/15/18.............................   3,000   2,988,492
Svenska Handelsbanken AB
    2.500%, 01/25/19.............................   6,350   6,467,716
                                                          -----------
TOTAL SWEDEN.....................................          13,455,280
                                                          -----------

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
SWITZERLAND -- (1.8%)
Credit Suisse AG New York
    2.300%, 05/28/19............................. $ 6,425 $ 6,460,222
    5.300%, 08/13/19.............................   3,016   3,356,681
UBS AG
    5.875%, 12/20/17.............................   4,325   4,688,893
    5.750%, 04/25/18.............................   2,350   2,562,487
    2.375%, 08/14/19.............................     667     670,712
                                                          -----------
TOTAL SWITZERLAND................................          17,738,995
                                                          -----------

UNITED KINGDOM -- (3.9%)
Abbey National Treasury Services P.L.C.
    2.375%, 03/16/20.............................   5,000   5,007,040
Barclays P.L.C.
    2.750%, 11/08/19.............................   8,000   8,019,616
BP Capital Markets P.L.C.
    2.315%, 02/13/20.............................   2,600   2,614,609
Lloyds Bank P.L.C.
    4.200%, 03/28/17.............................   1,300   1,353,110
Nationwide Building Society
    2.350%, 01/21/20.............................   1,266   1,265,765
Network Rail Infrastructure Finance P.L.C.
    0.875%, 05/15/18.............................  10,000   9,943,260
Rio Tinto Finance USA P.L.C.
    1.625%, 08/21/17.............................   3,628   3,614,718
Vodafone Group P.L.C.
    5.625%, 02/27/17.............................   6,700   7,066,470
                                                          -----------
TOTAL UNITED KINGDOM.............................          38,884,588
                                                          -----------

UNITED STATES -- (65.4%)
Abbott Laboratories
    2.000%, 03/15/20.............................   9,500   9,495,525
AbbVie, Inc.
    2.500%, 05/14/20.............................   3,500   3,461,308
Actavis, Inc.
    1.875%, 10/01/17.............................   4,000   3,993,320
Aetna, Inc.
    2.200%, 03/15/19.............................   5,000   5,007,885
Aflac, Inc.
    2.650%, 02/15/17.............................   2,650   2,699,364
Agilent Technologies, Inc.
    6.500%, 11/01/17.............................     596     643,228
American Express Co.
    7.000%, 03/19/18.............................   2,000   2,245,246
American Express Credit Corp.
    2.250%, 08/15/19.............................   3,500   3,514,717
Ameriprise Financial, Inc.
    5.650%, 11/15/15.............................   1,220   1,221,659
Amgen, Inc.
    2.200%, 05/22/19.............................   9,700   9,743,737
Anheuser-Busch InBev Worldwide, Inc.
    5.375%, 01/15/20.............................   7,000   7,791,490

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Anthem, Inc.
    5.875%, 06/15/17............................. $ 3,990 $ 4,258,196
    1.875%, 01/15/18.............................   4,000   4,015,800
Apache Corp.
    6.900%, 09/15/18.............................   4,890   5,534,375
Apple, Inc.
    2.100%, 05/06/19.............................  10,000  10,176,930
Arizona Public Service Co.
    8.750%, 03/01/19.............................   3,000   3,616,422
Assurant, Inc.
    2.500%, 03/15/18.............................   5,000   5,044,985
AT&T, Inc.
    1.400%, 12/01/17.............................   9,000   9,000,027
Autodesk, Inc.
    1.950%, 12/15/17.............................   3,000   3,013,680
Bank of America Corp.
    2.600%, 01/15/19.............................   1,670   1,689,923
    2.650%, 04/01/19.............................   1,000   1,011,860
Bank of New York Mellon Corp. (The)
    2.200%, 05/15/19.............................   4,030   4,089,414
    2.150%, 02/24/20.............................   3,600   3,612,694
Baxter International, Inc.
    1.850%, 06/15/18.............................   5,000   5,003,550
Bayer U.S. Finance LLC
    2.375%, 10/08/19.............................   5,000   5,050,355
BB&T Corp.
    1.450%, 01/12/18.............................   7,000   6,982,948
Becton Dickinson and Co.
    5.000%, 05/15/19.............................   2,000   2,181,396
    6.375%, 08/01/19.............................   4,500   5,110,551
BlackRock, Inc.
    6.250%, 09/15/17.............................   3,000   3,278,334
Bristol-Myers Squibb Co.
    1.750%, 03/01/19.............................   5,000   5,014,790
Buckeye Partners L.P.
    6.050%, 01/15/18.............................   1,880   1,983,518
Capital One Financial Corp.
    6.750%, 09/15/17.............................   4,000   4,355,492
Cardinal Health, Inc.
    1.700%, 03/15/18.............................   9,000   9,011,322
Caterpillar Financial Services Corp.
    2.450%, 09/06/18.............................   2,880   2,954,641
CBS Corp.
    2.300%, 08/15/19.............................   6,638   6,576,300
Celgene Corp.
    2.250%, 05/15/19.............................   5,000   5,023,910
Chevron Corp.
    2.193%, 11/15/19.............................  10,000  10,119,910
Cigna Corp.
    5.375%, 03/15/17.............................   1,190   1,245,202
CNA Financial Corp.
    7.350%, 11/15/19.............................   3,000   3,517,128
Comcast Corp.
    6.500%, 01/15/17.............................   1,500   1,598,444

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Comerica, Inc.
    2.125%, 05/23/19............................. $   700 $   698,218
ConocoPhillips
    6.000%, 01/15/20.............................   1,500   1,720,718
Costco Wholesale Corp.
    1.700%, 12/15/19.............................   4,000   3,989,912
CR Bard, Inc.
    1.375%, 01/15/18.............................   5,085   5,037,898
CVS Health Corp.
    2.250%, 08/12/19.............................   6,000   6,048,330
Daimler Finance North America LLC
    1.650%, 03/02/18.............................   3,600   3,579,120
Devon Energy Corp.
#   2.250%, 12/15/18.............................   5,000   5,002,860
Dollar General Corp.
    1.875%, 04/15/18.............................   5,000   4,981,440
Dominion Resources, Inc.
    2.500%, 12/01/19.............................   6,167   6,177,194
DTE Energy Co.
    2.400%, 12/01/19.............................   3,210   3,212,976
eBay, Inc.
    2.200%, 08/01/19.............................   9,500   9,420,010
EI du Pont de Nemours & Co.
    6.000%, 07/15/18.............................   2,475   2,739,996
EMC Corp.
    1.875%, 06/01/18.............................   8,780   8,393,627
Enbridge Energy Partners L.P.
    5.875%, 12/15/16.............................   2,000   2,069,124
EOG Resources, Inc.
    2.500%, 02/01/16.............................   3,400   3,411,597
Exelon Generation Co. LLC
    6.200%, 10/01/17.............................   4,000   4,279,508
Express Scripts Holding Co.
    2.250%, 06/15/19.............................   5,865   5,865,405
Exxon Mobil Corp.
    1.305%, 03/06/18.............................  27,440  27,572,096
Fifth Third Bancorp
    2.300%, 03/01/19.............................   2,270   2,275,024
Fifth Third Bank
    2.375%, 04/25/19.............................   1,615   1,627,104
FMC Technologies, Inc.
    2.000%, 10/01/17.............................   5,000   4,944,270
Ford Motor Credit Co. LLC
    5.000%, 05/15/18.............................   5,000   5,310,230
    2.375%, 03/12/19.............................   1,000     990,094
GATX Corp.
    2.500%, 03/15/19.............................   3,000   2,978,133
Goldman Sachs Group, Inc. (The)
    5.950%, 01/18/18.............................   2,000   2,180,674
Halliburton Co.
    6.150%, 09/15/19.............................   3,000   3,399,030
Harley-Davidson Financial Services, Inc.
    2.150%, 02/26/20.............................   5,000   4,948,545

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Hershey Co. (The)
    1.600%, 08/21/18.............................  $2,700 $2,707,225
Home Depot, Inc. (The)
    2.000%, 06/15/19.............................   5,000  5,078,775
HSBC USA, Inc.
    2.375%, 11/13/19.............................   2,000  1,996,948
Humana, Inc.
    2.625%, 10/01/19.............................   2,000  2,017,480
Huntington Bancshares, Inc.
    2.600%, 08/02/18.............................   5,000  5,053,920
Illinois Tool Works, Inc.
    1.950%, 03/01/19.............................   6,150  6,198,714
Intercontinental Exchange, Inc.
    2.500%, 10/15/18.............................   5,000  5,088,240
International Business Machines Corp.
    1.950%, 02/12/19.............................   8,575  8,648,994
Intuit, Inc.
    5.750%, 03/15/17.............................   2,000  2,112,854
Jefferies Group LLC
    5.125%, 04/13/18.............................   1,875  1,971,506
John Deere Capital Corp.
#   1.950%, 03/04/19.............................   3,400  3,410,992
JPMorgan Chase & Co.
    6.300%, 04/23/19.............................     548    623,090
    2.250%, 01/23/20.............................   4,000  3,970,148
KeyBank NA
    1.650%, 02/01/18.............................     820    819,991
Kimberly-Clark Corp.
    1.900%, 05/22/19.............................   2,300  2,309,458
Kinder Morgan Energy Partners L.P.
    6.000%, 02/01/17.............................   4,000  4,163,876
Kroger Co. (The)
    2.300%, 01/15/19.............................   3,000  3,029,031
Laboratory Corp. of America Holdings
    2.200%, 08/23/17.............................   4,500  4,545,643
Legg Mason, Inc.
    2.700%, 07/15/19.............................   2,000  2,007,798
Manufacturers & Traders Trust Co.
    2.100%, 02/06/20.............................   9,800  9,694,836
Marsh & McLennan Cos., Inc.
    2.350%, 09/10/19.............................   2,200  2,207,537
MasterCard, Inc.
    2.000%, 04/01/19.............................   9,500  9,583,391
Mattel, Inc.
    2.350%, 05/06/19.............................   6,000  5,983,968
McDonald's Corp.
    5.350%, 03/01/18.............................   5,000  5,426,015
McKesson Corp.
    1.400%, 03/15/18.............................   8,907  8,826,917
Medtronic, Inc.
    4.450%, 03/15/20.............................   2,000  2,182,494
MetLife, Inc.
    7.717%, 02/15/19.............................   2,500  2,941,470

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Monsanto Co.
    2.125%, 07/15/19.............................  $2,500 $2,487,003
Morgan Stanley
    6.250%, 08/28/17.............................   1,000  1,083,560
    7.300%, 05/13/19.............................   1,800  2,099,529
    2.375%, 07/23/19.............................   1,365  1,371,697
MUFG Union Bank NA
    2.625%, 09/26/18.............................   5,245  5,334,716
Mylan, Inc.
    2.550%, 03/28/19.............................   4,400  4,310,790
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19.............................   3,850  3,819,758
Nisource Finance Corp.
    6.400%, 03/15/18.............................   1,194  1,319,965
Nordstrom, Inc.
    4.750%, 05/01/20.............................   5,225  5,734,087
Nucor Corp.
    5.750%, 12/01/17.............................   7,160  7,684,892
ONE Gas, Inc.
    2.070%, 02/01/19.............................   4,944  4,936,673
Oracle Corp.
    5.000%, 07/08/19.............................   5,000  5,537,315
PACCAR Financial Corp.
    1.750%, 08/14/18.............................   1,900  1,907,788
PepsiCo, Inc.
    5.000%, 06/01/18.............................   2,115  2,308,523
    4.500%, 01/15/20.............................   1,700  1,868,419
PG&E Corp.
    2.400%, 03/01/19.............................   5,000  5,028,455
Philip Morris International, Inc.
    5.650%, 05/16/18.............................   1,500  1,654,206
Pioneer Natural Resources Co.
    6.650%, 03/15/17.............................   4,000  4,219,120
    6.875%, 05/01/18.............................   2,000  2,176,446
PNC Bank NA
    1.500%, 02/23/18.............................   2,400  2,398,222
    2.400%, 10/18/19.............................   2,000  2,014,668
    2.600%, 07/21/20.............................   1,000  1,011,117
Praxair, Inc.
    1.250%, 11/07/18.............................   4,000  3,955,804
Principal Financial Group, Inc.
    1.850%, 11/15/17.............................   6,707  6,742,292
Prudential Financial, Inc.
    6.100%, 06/15/17.............................   1,000  1,069,343
    6.000%, 12/01/17.............................   1,300  1,416,423
Quest Diagnostics, Inc.
    3.200%, 04/01/16.............................     178    179,892
Qwest Corp.
    6.500%, 06/01/17.............................   4,000  4,240,000
Reinsurance Group of America, Inc.
#   5.625%, 03/15/17.............................   1,000  1,050,301
Republic Services, Inc.
    3.800%, 05/15/18.............................   5,427  5,673,755
Reynolds American, Inc.
    6.750%, 06/15/17.............................   2,000  2,155,420
    2.300%, 08/21/17.............................   2,000  2,027,544

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19.............................  $6,000 $5,906,256
Southern Co. (The)
    2.750%, 06/15/20.............................   5,000  4,973,630
Southwest Airlines Co.
    2.750%, 11/06/19.............................   5,000  5,066,375
Starwood Hotels & Resorts Worldwide, Inc.
    6.750%, 05/15/18.............................   1,000  1,096,381
State Street Corp.
    2.550%, 08/18/20.............................   2,000  2,020,988
SunTrust Banks, Inc.
    3.500%, 01/20/17.............................     295    301,796
Symantec Corp.
    2.750%, 06/15/17.............................   4,000  4,013,044
Target Corp.
    2.300%, 06/26/19.............................   4,135  4,220,251
Tech Data Corp.
    3.750%, 09/21/17.............................   4,500  4,627,012
Texas Instruments, Inc.
    1.650%, 08/03/19.............................   5,000  4,911,520
Thermo Fisher Scientific, Inc.
    2.400%, 02/01/19.............................   6,599  6,647,991
TIAA Asset Management Finance Co. LLC
    2.950%, 11/01/19.............................   4,972  5,035,552
Toyota Motor Credit Corp.
    1.375%, 01/10/18.............................   1,956  1,960,847
Tyson Foods, Inc.
    2.650%, 08/15/19.............................   5,000  5,039,910
Unilever Capital Corp.
    2.200%, 03/06/19.............................   3,820  3,885,570
Union Pacific Corp.
    1.800%, 02/01/20.............................   2,498  2,478,853
UnitedHealth Group, Inc.
    2.300%, 12/15/19.............................   5,000  5,056,820
US Bancorp
    2.200%, 04/25/19.............................   5,000  5,069,820
Verizon Communications, Inc.
    1.100%, 11/01/17.............................   1,935  1,923,005
    3.650%, 09/14/18.............................   1,000  1,054,722
    2.550%, 06/17/19.............................   1,000  1,017,794
Volkswagen Group of America Finance LLC
    2.400%, 05/22/20.............................   3,625  3,464,612
Wachovia Corp.
    5.750%, 06/15/17.............................   1,510  1,615,988
    5.750%, 02/01/18.............................   3,000  3,269,751
Walgreens Boots Alliance, Inc.
    2.700%, 11/18/19.............................   5,000  5,020,925
Wells Fargo & Co.
    2.125%, 04/22/19.............................   1,000  1,004,460
    2.150%, 01/30/20.............................   3,250  3,242,236
Western Union Co. (The)
    5.930%, 10/01/16.............................   4,950  5,151,109

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^    Value+
                                                  -------    ------
                                                   (000)
UNITED STATES -- (Continued)
Wisconsin Electric Power Co.
    1.700%, 06/15/18............................. $ 4,975 $  4,981,875
Wyndham Worldwide Corp.
    2.500%, 03/01/18.............................   7,405    7,415,560
Xerox Corp.
    2.750%, 03/15/19.............................   6,000    5,818,764
                                                          ------------
TOTAL UNITED STATES..............................          645,455,160
                                                          ------------
TOTAL BONDS......................................          966,708,115
                                                          ------------

AGENCY OBLIGATIONS -- (1.8%)
Federal Home Loan Bank
    5.000%, 11/17/17.............................   7,000    7,591,031
Federal National Mortgage Association
    1.250%, 01/30/17.............................  10,000   10,084,340
                                                          ------------
TOTAL AGENCY OBLIGATIONS.........................           17,675,371
                                                          ------------
TOTAL INVESTMENT SECURITIES......................          984,383,486
                                                          ------------

                                                    Shares     Value+
                                                    ------     ------
SECURITIES LENDING COLLATERAL -- (0.2%)
(S)@  DFA Short Term Investment Fund............... 177,636 $  2,055,250
                                                            ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $987,038,068)..............................          $986,438,736
                                                            ============

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           Investments in Securities (Market Value)
                                          ------------------------------------------
                                          Level 1    Level 2    Level 3     Total
                                          ------- ------------  ------- ------------
Bonds
  Australia..............................   --    $ 15,058,425    --    $ 15,058,425
  Canada.................................   --      50,454,236    --      50,454,236
  France.................................   --      17,228,849    --      17,228,849
  Germany................................   --      26,291,294    --      26,291,294
  Ireland................................   --      15,270,891    --      15,270,891
  Japan..................................   --      35,979,898    --      35,979,898
  Netherlands............................   --      28,821,186    --      28,821,186
  Norway.................................   --      12,354,308    --      12,354,308
  Spain..................................   --       2,564,163    --       2,564,163
  Supranational Organization Obligations.   --      47,150,842    --      47,150,842
  Sweden.................................   --      13,455,280    --      13,455,280
  Switzerland............................   --      17,738,995    --      17,738,995
  United Kingdom.........................   --      38,884,588    --      38,884,588
  United States..........................   --     645,455,160    --     645,455,160
Agency Obligations.......................   --      17,675,371    --      17,675,371
Securities Lending Collateral............   --       2,055,250    --       2,055,250
Forward Currency Contracts**.............   --      (2,621,560)   --      (2,621,560)
                                            --    ------------    --    ------------
TOTAL....................................   --    $983,817,176    --    $983,817,176
                                            ==    ============    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                  DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                       Face
                                                      Amount^     Value+
                                                      -------     ------
                                                       (000)
BONDS -- (92.4%)
AUSTRALIA -- (9.4%)
Australia & New Zealand Banking Group, Ltd.
    2.250%, 06/13/19............................. $   263,061 $  264,331,848
    5.100%, 01/13/20.............................       5,462      6,071,641
Commonwealth Bank of Australia
    2.500%, 09/20/18.............................      54,000     55,107,864
    2.250%, 03/13/19.............................      51,512     51,860,788
    2.300%, 09/06/19.............................     110,025    109,946,772
#   2.300%, 03/12/20.............................      77,037     76,836,088
National Australia Bank, Ltd.
    2.300%, 07/25/18.............................      42,000     42,477,624
    2.250%, 07/01/19.............................     132,250    132,545,843
    2.250%, 07/01/19.............................       1,140      1,142,550
    2.400%, 12/09/19.............................       5,000      5,019,475
#   2.625%, 07/23/20.............................      44,007     44,510,440
Westpac Banking Corp.
    2.250%, 07/30/18.............................      49,814     50,487,236
#   2.250%, 01/17/19.............................     149,489    150,560,687
    4.875%, 11/19/19.............................       3,382      3,730,823
    4.875%, 11/19/19.............................       4,219      4,653,388
#   2.300%, 05/26/20.............................      83,559     84,035,704
                                                              --------------
TOTAL AUSTRALIA..................................              1,083,318,771
                                                              --------------

AUSTRIA -- (0.9%)
Oesterreichische Kontrollbank AG
    1.625%, 03/12/19.............................      61,703     62,188,788
#   1.375%, 02/10/20.............................      38,700     38,265,244
                                                              --------------
TOTAL AUSTRIA....................................                100,454,032
                                                              --------------

CANADA -- (11.1%)
Alberta, Province of Canada
    1.750%, 08/26/20.............................     186,000    185,562,528
Bank of Nova Scotia (The)
    2.050%, 06/05/19.............................     134,080    134,019,128
    2.350%, 10/21/20.............................      27,080     26,920,336
Ontario, Province of Canada
    2.000%, 01/30/19.............................      37,300     37,739,804
    1.650%, 09/27/19.............................      84,691     84,159,225
    4.000%, 10/07/19.............................      32,031     34,629,707
    4.400%, 04/14/20.............................      17,500     19,326,615
    1.875%, 05/21/20.............................     118,000    117,784,532
Quebec, Province of Canada
    3.500%, 07/29/20.............................      39,000     41,598,921
Royal Bank of Canada
#   2.200%, 07/27/18.............................     102,150    103,655,691

                                                       Face
                                                      Amount^     Value+
                                                      -------     ------
                                                       (000)
CANADA -- (Continued)
#   2.150%, 03/15/19............................. $   132,695 $  133,489,445
    2.150%, 03/06/20.............................      55,000     54,832,910
    2.350%, 10/30/20.............................      27,610     27,509,748
Toronto-Dominion Bank (The)
    2.625%, 09/10/18.............................     106,384    109,260,943
    2.125%, 07/02/19.............................     108,670    109,004,269
    2.250%, 11/05/19.............................      58,875     59,281,238
                                                              --------------
TOTAL CANADA.....................................              1,278,775,040
                                                              --------------

FINLAND -- (0.6%)
Municipality Finance P.L.C.
    1.750%, 05/21/19.............................      68,800     69,474,378
                                                              --------------

FRANCE -- (3.5%)
Agence Francaise de Developpement
    1.625%, 01/21/20.............................      74,490     74,039,112
Dexia Credit Local SA
#   2.250%, 01/30/19.............................      71,945     73,050,866
    1.875%, 01/29/20.............................      40,000     39,718,600
Total Capital International SA
    2.125%, 01/10/19.............................     101,000    102,462,682
    2.100%, 06/19/19.............................      79,228     80,240,455
Total Capital SA
    4.450%, 06/24/20.............................      31,139     34,206,036
                                                              --------------
TOTAL FRANCE.....................................                403,717,751
                                                              --------------

GERMANY -- (5.2%)
KFW
    1.500%, 04/20/20.............................     305,500    303,445,818
NRW Bank
    1.875%, 07/01/19.............................      29,400     29,645,813
    2.000%, 09/23/19.............................     100,200    101,426,649
State of North Rhine- Westphalia
    1.625%, 01/22/20.............................     163,500    162,810,030
                                                              --------------
TOTAL GERMANY....................................                597,328,310
                                                              --------------

IRELAND -- (2.9%)
GE Capital International Funding Co.
    0.964%, 04/15/16.............................     337,593    337,526,494
                                                              --------------

JAPAN -- (3.8%)
Development Bank of Japan, Inc.
    1.625%, 09/25/19.............................       9,000      8,947,116

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^    Value+
                                                      -------    ------
                                                       (000)
JAPAN -- (Continued)
Japan Bank for International Cooperation
    1.750%, 07/31/18............................. $   146,350 $147,603,634
    1.750%, 11/13/18.............................      29,000   29,168,519
    1.750%, 05/29/19.............................      19,600   19,630,105
    1.750%, 05/29/19.............................      39,280   39,346,344
#   1.750%, 05/28/20.............................      85,150   84,456,879
Japan Finance Organization for Municipalities
    2.500%, 09/12/18.............................      50,000   51,190,600
    2.500%, 09/12/18.............................      15,400   15,766,705
    2.125%, 03/06/19.............................      45,000   45,493,155
                                                              ------------
TOTAL JAPAN......................................              441,603,057
                                                              ------------

NETHERLANDS -- (8.5%)
Bank Nederlandse Gemeenten NV
    1.875%, 06/11/19.............................     122,000  123,548,424
    1.750%, 03/24/20.............................     145,000  145,164,140
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
    2.250%, 01/14/19.............................     188,125  189,770,153
Nederlandse Waterschapsbank NV
    1.875%, 03/13/19.............................     223,590  226,596,615
    1.750%, 09/05/19.............................      24,000   24,156,336
    1.625%, 03/04/20.............................      34,000   33,842,342
Shell International Finance BV
    1.900%, 08/10/18.............................      75,144   76,154,086
    2.000%, 11/15/18.............................      43,970   44,496,321
    4.300%, 09/22/19.............................      25,000   27,130,375
    4.300%, 09/22/19.............................       6,500    7,052,773
    4.375%, 03/25/20.............................      15,330   16,766,574
    2.125%, 05/11/20.............................      67,475   67,618,047
                                                              ------------
TOTAL NETHERLANDS................................              982,296,186
                                                              ------------

NORWAY -- (4.2%)
Kommunalbanken A.S.
    2.125%, 03/15/19.............................     136,650  139,628,833
    1.750%, 05/28/19.............................      95,500   96,397,700
    1.500%, 10/22/19.............................      46,900   46,794,475
    1.625%, 01/15/20.............................      15,000   14,999,640
Statoil ASA
#   1.150%, 05/15/18.............................     111,425  110,725,140
    1.950%, 11/08/18.............................      13,800   13,883,476
    2.250%, 11/08/19.............................      62,422   63,327,369
                                                              ------------
TOTAL NORWAY.....................................              485,756,633
                                                              ------------

                                                       Face
                                                      Amount^    Value+
                                                      -------    ------
                                                       (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (5.7%)
Asian Development Bank
    1.875%, 04/12/19.............................   $  24,500 $ 24,946,757
EUROFIMA
    1.750%, 05/29/20.............................     136,600  136,489,764
European Investment Bank
    1.500%, 02/01/19............................. GBP      --           --
    2.250%, 03/07/20............................. GBP  35,000   55,542,065
#   1.625%, 03/16/20.............................     212,000  211,803,264
    1.625%, 03/16/20.............................      16,000   15,982,176
    2.875%, 09/15/20.............................      10,000   10,537,760
Inter-American Development Bank
#   1.875%, 06/16/20.............................     157,800  159,740,782
Nordic Investment Bank
#   1.875%, 06/14/19.............................      38,320   39,016,236
                                                              ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....              654,058,804
                                                              ------------

SWEDEN -- (7.6%)
Kommuninvest I Sverige AB
    2.000%, 11/12/19.............................     153,950  156,526,815
Nordea Bank AB
    2.375%, 04/04/19.............................      70,315   71,079,043
    4.875%, 01/27/20.............................       8,248    9,104,901
    2.500%, 09/17/20.............................      29,870   30,026,041
Svensk Exportkredit AB
    1.875%, 06/17/19.............................      94,575   95,802,111
    1.750%, 08/28/20.............................     180,170  179,132,941
Svenska Handelsbanken AB
#   2.500%, 01/25/19.............................     176,256  179,523,434
    2.250%, 06/17/19.............................     119,548  120,408,506
    2.400%, 10/01/20.............................      26,700   26,619,099
                                                              ------------
TOTAL SWEDEN.....................................              868,222,891
                                                              ------------

UNITED STATES -- (29.0%)
3M Co.
    1.625%, 06/15/19.............................      27,745   27,827,597
#   2.000%, 08/07/20.............................     111,290  112,631,267
Apple, Inc.
    2.100%, 05/06/19.............................     213,050  216,819,494
    1.550%, 02/07/20.............................      38,312   37,961,177
    2.000%, 05/06/20.............................      71,165   71,379,847
Automatic Data Processing, Inc.
    2.250%, 09/15/20.............................      30,000   30,254,730
Berkshire Hathaway Finance Corp.
    2.000%, 08/15/18.............................      15,375   15,681,362
Berkshire Hathaway, Inc.
#   2.100%, 08/14/19.............................      87,792   89,034,784

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^     Value+
                                                      -------     ------
                                                       (000)
UNITED STATES -- (Continued)
Chevron Corp.
    1.718%, 06/24/18............................. $    46,377 $    46,870,590
    2.193%, 11/15/19.............................      34,867      35,285,090
    1.961%, 03/03/20.............................     197,132     197,193,111
    2.427%, 06/24/20.............................      32,440      33,037,415
Cisco Systems, Inc.
    4.450%, 01/15/20.............................      43,218      47,478,690
    2.450%, 06/15/20.............................     249,525     253,715,273
Coca-Cola Co. (The)
    1.650%, 11/01/18.............................      12,724      12,849,051
    1.875%, 10/27/20.............................     150,400     149,255,606
Eli Lilly & Co.
    1.950%, 03/15/19.............................       3,050       3,089,473
Exxon Mobil Corp.
    1.819%, 03/15/19.............................     185,578     187,188,260
    1.912%, 03/06/20.............................     138,040     138,795,769
International Business Machines Corp.
#   1.950%, 02/12/19.............................     161,027     162,416,502
    1.875%, 05/15/19.............................      15,000      15,110,100
    1.625%, 05/15/20.............................      73,068      71,588,081
Johnson & Johnson
    1.650%, 12/05/18.............................     108,200     109,630,404
Merck & Co., Inc.
#   1.850%, 02/10/20.............................     181,223     181,238,404
    1.850%, 02/10/20.............................      10,000       9,998,470
Merck Sharp & Dohme Corp.
    5.000%, 06/30/19.............................         460         510,132
    5.000%, 06/30/19.............................       4,300       4,767,913
Microsoft Corp.
#   1.625%, 12/06/18.............................      53,583      54,211,154
#   1.850%, 02/12/20.............................     127,160     127,633,544
    3.000%, 10/01/20.............................       6,000       6,356,430
    2.000%, 11/03/20.............................      85,600      85,780,958
Novartis Capital Corp.
    4.400%, 04/24/20.............................      12,378      13,787,619
Pfizer, Inc.
    2.100%, 05/15/19.............................     241,892     243,875,514
Procter & Gamble Co. (The)
    1.900%, 11/01/19.............................      65,256      65,871,103
Toyota Motor Credit Corp.
    2.000%, 10/24/18.............................      88,339      89,474,863
    2.100%, 01/17/19.............................      51,256      51,812,384
    2.125%, 07/18/19.............................      33,219      33,487,576
#   2.150%, 03/12/20.............................     127,609     128,349,898
US Bank NA
    2.125%, 10/28/19.............................     143,605     144,417,517
Wal-Mart Stores, Inc.
#   1.125%, 04/11/18.............................      24,165      24,224,591
    3.625%, 07/08/20.............................       7,800       8,415,264
                                                              ---------------
TOTAL UNITED STATES..............................               3,339,307,007
                                                              ---------------
TOTAL BONDS......................................              10,641,839,354
                                                              ---------------

                                                          Face
                                                         Amount^       Value+
                                                         -------       ------
                                                          (000)
AGENCY OBLIGATIONS -- (3.5%)
Federal Home Loan Mortgage Corporation
      1.250%, 10/02/19............................. $      133,000 $   132,046,523
#     1.375%, 05/01/20.............................        150,000     149,199,300
Federal National Mortgage Association
      1.625%, 01/21/20.............................         90,000      90,552,780
#     1.500%, 06/22/20.............................         38,000      37,876,196
                                                                   ---------------
TOTAL AGENCY OBLIGATIONS...........................                    409,674,799
                                                                   ---------------

U.S. TREASURY OBLIGATIONS -- (0.8%)
U.S. Treasury Notes
      3.500%, 05/15/20.............................         85,500      93,014,681
                                                                   ---------------
TOTAL INVESTMENT SECURITIES........................                 11,144,528,834
                                                                   ---------------

                                                         Shares
                                                        ----------
SECURITIES LENDING COLLATERAL -- (3.3%)
(S)@  DFA Short Term Investment Fund...............     32,644,128     377,692,558
                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
      (Cost $11,458,423,214)...........................            $11,522,221,392
                                                                   ===============

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              Investments in Securities (Market Value)
                                          ------------------------------------------------
                                          Level 1     Level 2      Level 3      Total
                                          ------- ---------------  ------- ---------------
Bonds
  Australia..............................   --    $ 1,083,318,771    --    $ 1,083,318,771
  Austria................................   --        100,454,032    --        100,454,032
  Canada.................................   --      1,278,775,040    --      1,278,775,040
  Finland................................   --         69,474,378    --         69,474,378
  France.................................   --        403,717,751    --        403,717,751
  Germany................................   --        597,328,310    --        597,328,310
  Ireland................................   --        337,526,494    --        337,526,494
  Japan..................................   --        441,603,057    --        441,603,057
  Netherlands............................   --        982,296,186    --        982,296,186
  Norway.................................   --        485,756,633    --        485,756,633
  Supranational Organization Obligations.   --        654,058,804    --        654,058,804
  Sweden.................................   --        868,222,891    --        868,222,891
  United States..........................   --      3,339,307,007    --      3,339,307,007
Agency Obligations.......................   --        409,674,799    --        409,674,799
U.S. Treasury Obligations................   --         93,014,681    --         93,014,681
Securities Lending Collateral............   --        377,692,558    --        377,692,558
Forward Currency Contracts**.............   --         (1,159,717)   --         (1,159,717)
                                            --    ---------------    --    ---------------
TOTAL....................................   --    $11,521,061,675    --    $11,521,061,675
                                            ==    ===============    ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

              DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                       Face
                                                      Amount^   Value+
                                                   -  -------   ------
                                                       (000)
BONDS -- (97.3%)
AUSTRIA -- (3.1%)
Austria Government Bond
    1.750%, 10/20/23............................. EUR     600 $   725,998
    1.650%, 10/21/24............................. EUR  13,550  16,222,213
                                                              -----------
TOTAL AUSTRIA........................................          16,948,211
                                                              -----------

BELGIUM -- (3.7%)
Belgium Government Bond
    2.250%, 06/22/23............................. EUR   7,600   9,476,691
    5.500%, 03/28/28............................. EUR   6,750  11,218,333
                                                              -----------
TOTAL BELGIUM....................................              20,695,024
                                                              -----------

CANADA -- (11.6%)
Alberta, Province of Canada
    2.550%, 12/15/22............................. CAD   8,350   6,619,591
    2.900%, 09/20/29............................. CAD   3,000   2,276,659
British Columbia, Province of Canada
    2.700%, 12/18/22............................. CAD  12,000   9,643,775
    2.850%, 06/18/25............................. CAD  12,000   9,538,238
    5.700%, 06/18/29............................. CAD   2,400   2,425,604
Manitoba, Province of Canada
    2.550%, 06/02/23............................. CAD   4,000   3,134,445
    3.300%, 06/02/24............................. CAD   6,750   5,510,779
    3.250%, 09/05/29............................. CAD   7,100   5,530,138
Ontario, Province of Canada
    1.875%, 05/21/24............................. EUR   6,800   8,074,037
    6.500%, 03/08/29............................. CAD  10,600  11,319,448
                                                              -----------
TOTAL CANADA.....................................              64,072,714
                                                              -----------

DENMARK -- (3.9%)
Denmark Government Bond
    1.500%, 11/15/23............................. DKK  28,100   4,440,035
    1.750%, 11/15/25............................. DKK 106,700  17,069,735
                                                              -----------
TOTAL DENMARK....................................              21,509,770
                                                              -----------

FINLAND -- (3.8%)
Finland Government Bond
    1.500%, 04/15/23............................. EUR   7,500   8,906,895
    2.750%, 07/04/28............................. EUR   9,300  12,383,242
                                                              -----------
TOTAL FINLAND....................................              21,290,137
                                                              -----------

FRANCE -- (21.5%)
Caisse d'Amortissement de la Dette Sociale
    1.375%, 11/25/24............................. EUR  17,450  20,173,595
France Government Bond OAT
    1.750%, 05/25/23............................. EUR   9,000  10,844,971
    2.250%, 05/25/24............................. EUR  26,750  33,468,416
    0.500%, 05/25/25............................. EUR   5,200   5,566,970

                                                        Face
                                                       Amount^     Value+
                                                   -   -------     ------
                                                        (000)
FRANCE -- (Continued)
    6.000%, 10/25/25............................. EUR     5,650 $  9,324,358
    3.500%, 04/25/26............................. EUR    10,800   14,962,806
    2.750%, 10/25/27............................. EUR     8,600   11,213,913
SNCF Mobilites Group
    5.375%, 03/18/27............................. GBP     1,600    3,056,535
SNCF Reseau
    5.500%, 12/01/21............................. GBP     3,000    5,511,483
    3.125%, 10/25/28............................. EUR     2,600    3,477,169
UNEDIC
    2.375%, 05/25/24............................. EUR     1,000    1,250,613
                                                                ------------
TOTAL FRANCE.....................................                118,850,829
                                                                ------------

GERMANY -- (1.0%)
Bundesrepublik Deutschland
    1.000%, 08/15/24............................. EUR       750      868,724
    4.750%, 07/04/28............................. EUR     2,950    4,831,816
                                                                ------------
TOTAL GERMANY....................................                  5,700,540
                                                                ------------

JAPAN -- (7.6%)
Japan Government Ten Year Bond
    1.400%, 03/20/20............................. JPY 1,328,000   11,661,022
    1.200%, 06/20/21............................. JPY 1,377,000   12,142,979
    0.800%, 06/20/23............................. JPY 1,094,000    9,524,427
    0.600%, 03/20/24............................. JPY   165,000    1,413,870
Japan Government Twenty Year Bond
    0.800%, 06/20/23............................. JPY   310,000    2,698,595
    2.100%, 12/20/26............................. JPY   495,000    4,858,892
                                                                ------------
TOTAL JAPAN......................................                 42,299,785
                                                                ------------

LUXEMBOURG -- (0.9%)
Grand Duchy of Luxembourg
    2.125%, 07/10/23............................. EUR     3,800    4,758,211
                                                                ------------

NETHERLANDS -- (7.5%)
Bank Nederlandse Gemeenten NV
    5.375%, 06/07/21............................. GBP       600    1,094,283
    2.250%, 07/17/23............................. EUR     4,000    4,957,883
    1.125%, 09/04/24............................. EUR     6,976    7,938,700
Deutsche Bahn Finance BV
    2.750%, 06/20/22............................. GBP       300      477,855
Nederlandse Waterschapsbank NV
    3.000%, 11/16/23............................. EUR     4,700    6,132,007
Netherlands Government Bond
    2.000%, 07/15/24............................. EUR    11,050   13,664,159
    5.500%, 01/15/28............................. EUR     4,450    7,512,317
                                                                ------------
TOTAL NETHERLANDS................................                 41,777,204
                                                                ------------

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^    Value+
                                                   -  -------    ------
                                                       (000)
NORWAY -- (1.9%)
Norway Government Bond
    2.000%, 05/24/23............................. NOK  16,000 $  1,963,314
    3.000%, 03/14/24............................. NOK  66,000    8,676,432
                                                              ------------
TOTAL NORWAY.....................................               10,639,746
                                                              ------------

SINGAPORE -- (4.0%)
Singapore Government Bond
    3.250%, 09/01/20............................. SGD   3,800    2,879,363
    3.125%, 09/01/22............................. SGD   8,270    6,245,742
    2.750%, 07/01/23............................. SGD  13,180    9,695,189
    3.000%, 09/01/24............................. SGD   1,900    1,422,050
    3.500%, 03/01/27............................. SGD   2,300    1,787,101
                                                              ------------
TOTAL SINGAPORE..................................               22,029,445
                                                              ------------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (6.6%)
European Financial Stability Facility
    1.750%, 06/27/24............................. EUR   5,325    6,442,958
European Investment Bank
    5.375%, 06/07/21............................. GBP     880    1,612,179
    2.500%, 10/31/22............................. GBP   5,380    8,578,779
    2.750%, 09/15/25............................. EUR   1,500    1,970,307
    1.900%, 01/26/26............................. JPY 256,000    2,478,323
European Union
    3.000%, 09/04/26............................. EUR   6,925    9,322,211
    2.875%, 04/04/28............................. EUR   3,460    4,635,376
International Bank for Reconstruction &
 Development
    5.000%, 03/07/22............................. AUD   1,400    1,126,301
Nordic Investment Bank
    5.000%, 04/19/22............................. AUD     600      481,005
                                                              ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....               36,647,439
                                                              ------------

SWEDEN -- (3.8%)
Sweden Government Bond
    1.500%, 11/13/23............................. SEK 167,500   21,196,924
                                                              ------------

UNITED KINGDOM -- (16.4%)
United Kingdom Gilt
    2.750%, 09/07/24............................. GBP   3,100    5,141,504
    2.000%, 09/07/25............................. GBP  24,616   38,231,480
    4.250%, 12/07/27............................. GBP  24,800   47,264,389
                                                              ------------
TOTAL UNITED KINGDOM.............................               90,637,373
                                                              ------------
TOTAL BONDS......................................              539,053,352
                                                              ------------

AGENCY OBLIGATIONS -- (2.4%)
Federal Home Loan Bank
    5.750%, 06/12/26.............................         100      127,727
Federal Home Loan Mortgage Corporation
    2.375%, 01/13/22.............................       9,700    9,928,561

                                                       Face
                                                      Amount^    Value+
                                                   -  -------    ------
                                                       (000)
AGENCY OBLIGATIONS -- (Continued)
Federal National Mortgage Association
    2.625%, 09/06/24.............................   $   1,000 $  1,023,725
Tennessee Valley Authority
    5.350%, 06/07/21............................. GBP     400      718,745
    6.750%, 11/01/25.............................       1,030    1,374,001
                                                              ------------
TOTAL AGENCY OBLIGATIONS.........................               13,172,759
                                                              ------------

U.S. TREASURY OBLIGATIONS -- (0.3%)
U.S. Treasury Notes
    2.000%, 10/31/21.............................       1,500    1,520,274
                                                              ------------
TOTAL INVESTMENT SECURITIES......................              553,746,385
                                                              ------------

TOTAL INVESTMENTS -- (100.0%)
    (Cost $587,347,396)..............................         $553,746,385
                                                              ============

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                          Investments in Securities (Market Value)
                                          -----------------------------------------
                                          Level 1   Level 2    Level 3    Total
                                          ------- ------------ ------- ------------
Bonds
  Austria................................   --    $ 16,948,211   --    $ 16,948,211
  Belgium................................   --      20,695,024   --      20,695,024
  Canada.................................   --      64,072,714   --      64,072,714
  Denmark................................   --      21,509,770   --      21,509,770
  Finland................................   --      21,290,137   --      21,290,137
  France.................................   --     118,850,829   --     118,850,829
  Germany................................   --       5,700,540   --       5,700,540
  Japan..................................   --      42,299,785   --      42,299,785
  Luxembourg.............................   --       4,758,211   --       4,758,211
  Netherlands............................   --      41,777,204   --      41,777,204
  Norway.................................   --      10,639,746   --      10,639,746
  Singapore..............................   --      22,029,445   --      22,029,445
  Supranational Organization Obligations.   --      36,647,439   --      36,647,439
  Sweden.................................   --      21,196,924   --      21,196,924
  United Kingdom.........................   --      90,637,373   --      90,637,373
Agency Obligations.......................   --      13,172,759   --      13,172,759
U.S. Treasury Obligations................   --       1,520,274   --       1,520,274
Forward Currency Contracts**.............   --       5,001,815   --       5,001,815
                                            --    ------------   --    ------------
TOTAL....................................   --    $558,748,200   --    $558,748,200
                                            ==    ============   ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                      DFA SHORT-TERM GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                     Face
                                                    Amount       Value+
                                                    ------       ------
                                                    (000)
AGENCY OBLIGATIONS -- (23.9%)
Federal Home Loan Bank
    5.000%, 11/17/17............................. $   35,985 $   39,023,321
    0.750%, 12/08/17.............................     26,930     26,875,090
    1.375%, 03/09/18.............................    145,700    147,263,361
    1.250%, 06/08/18.............................     55,075     55,423,570
    4.750%, 06/08/18.............................     18,505     20,226,113
    2.000%, 09/14/18.............................     27,860     28,583,078
    1.750%, 12/14/18.............................     44,850     45,658,197
    1.500%, 03/08/19.............................      7,430      7,485,532
    5.375%, 05/15/19.............................     27,860     31,642,664
    2.000%, 09/13/19.............................     54,640     55,902,949
Tennessee Valley Authority
    6.250%, 12/15/17.............................      6,037      6,709,655
    4.500%, 04/01/18.............................     14,098     15,261,762
    1.750%, 10/15/18.............................     29,380     29,775,249
                                                             --------------
TOTAL AGENCY OBLIGATIONS.........................               509,830,541
                                                             --------------

U.S. TREASURY OBLIGATIONS -- (75.9%)
U.S. Treasury Notes
    0.750%, 12/31/17.............................     14,079     14,058,939
    2.625%, 01/31/18.............................    101,230    105,223,307
    0.750%, 02/28/18.............................    268,398    267,593,650
    2.875%, 03/31/18.............................     69,189     72,489,869
    1.375%, 06/30/18.............................    194,101    196,173,012
    1.375%, 09/30/18.............................    155,745    157,326,544
    1.250%, 11/30/18.............................    129,555    130,236,660
    1.500%, 12/31/18.............................    133,734    135,339,881
    1.500%, 01/31/19.............................    199,673    201,950,369
    1.625%, 04/30/19.............................     33,300     33,760,040
    3.125%, 05/15/19.............................    215,388    229,401,901
    1.750%, 09/30/19.............................     74,290     75,472,028
                                                             --------------
TOTAL U.S. TREASURY OBLIGATIONS..................             1,619,026,200
                                                             --------------
TOTAL INVESTMENT SECURITIES......................             2,128,856,741
                                                             --------------

                                                    Shares
                                                  ----------

TEMPORARY CASH INVESTMENTS -- (0.2%)
State Street Institutional U.S. Government Money
 Market Fund.....................................  4,841,478      4,841,478
                                                             --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,127,615,820)..........................             $2,133,698,219
                                                             ==============

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investments in Securities (Market Value)
                              ------------------------------------------------
                               Level 1      Level 2     Level 3     Total
                              ---------- -------------- ------- --------------
  Agency Obligations.........         -- $  509,830,541   --    $  509,830,541
  U.S. Treasury Obligations..         --  1,619,026,200   --     1,619,026,200
  Temporary Cash Investments. $4,841,478             --   --         4,841,478
                              ---------- --------------   --    --------------
  TOTAL...................... $4,841,478 $2,128,856,741   --    $2,133,698,219
                              ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

              DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                    Face
                                                   Amount     Value+
                                                   ------     ------
                                                   (000)
AGENCY OBLIGATIONS -- (46.9%)
Federal Farm Credit Bank
    5.100%, 09/03/19............................. $  6,305 $  7,214,755
    5.320%, 09/03/19.............................   14,921   17,045,318
    5.150%, 11/15/19.............................    7,846    8,958,123
    4.670%, 05/07/20.............................    3,923    4,461,420
    5.350%, 08/07/20.............................    4,693    5,496,122
    3.650%, 12/21/20.............................   30,822   33,724,754
    5.250%, 03/02/21.............................    4,273    4,967,504
    5.220%, 02/22/22.............................    3,503    4,179,769
    5.210%, 12/19/22.............................   14,851   17,965,433
    5.250%, 03/06/23.............................    4,203    5,142,421
    5.220%, 05/15/23.............................   33,694   40,588,365
Federal Home Loan Bank
    1.250%, 06/08/18.............................   12,050   12,126,264
    4.750%, 06/08/18.............................    4,085    4,464,938
    2.000%, 09/14/18.............................   29,280   30,039,933
    1.750%, 12/14/18.............................   31,525   32,093,081
    1.500%, 03/08/19.............................   25,220   25,408,494
    1.875%, 03/08/19.............................   37,125   37,918,807
    5.375%, 05/15/19.............................   34,730   39,445,431
    1.625%, 06/14/19.............................   37,710   38,125,828
    5.125%, 08/15/19.............................    3,710    4,218,982
    1.375%, 09/13/19.............................    3,505    3,503,430
    4.500%, 09/13/19.............................   25,900   28,809,580
    4.125%, 12/13/19.............................   18,215   20,118,832
    1.875%, 03/13/20.............................   86,165   87,430,850
    4.125%, 03/13/20.............................  104,395  115,722,693
    3.000%, 03/18/20.............................   12,665   13,435,868
    3.375%, 06/12/20.............................   19,965   21,448,200
    2.875%, 09/11/20.............................   10,295   10,911,104
    4.625%, 09/11/20.............................   17,970   20,439,204
    3.125%, 12/11/20.............................    4,205    4,508,080
    5.250%, 12/11/20.............................    5,290    6,188,104
    1.750%, 03/12/21.............................   28,330   28,255,407
    5.000%, 03/12/21.............................    3,645    4,229,567
    2.250%, 06/11/21.............................   49,035   50,186,342
    3.625%, 06/11/21.............................    7,030    7,717,822
    5.625%, 06/11/21.............................   25,905   31,176,175
    2.375%, 09/10/21.............................   27,565   28,399,089
    3.000%, 09/10/21.............................   21,875   23,187,675
    2.625%, 12/10/21.............................   75,370   77,634,190
    5.000%, 12/10/21.............................   31,875   37,266,210
    2.250%, 03/11/22.............................    7,005    7,136,295
    2.500%, 03/11/22.............................    7,705    7,962,771
    5.250%, 06/10/22.............................    5,780    6,888,176
    5.750%, 06/10/22.............................   13,660   16,622,526
    2.000%, 09/09/22.............................   11,365   11,311,891
    5.375%, 09/30/22.............................   44,400   53,640,306
    5.250%, 12/09/22.............................   10,510   12,797,081
    4.750%, 03/10/23.............................   34,465   40,202,458
    3.250%, 06/09/23.............................   24,520   26,101,638
    5.375%, 08/15/24.............................   14,950   18,264,938
    5.365%, 09/09/24.............................    1,400    1,719,708

                                                     Face
                                                    Amount       Value+
                                                    ------       ------
                                                    (000)
    4.375%, 03/13/26............................. $   14,080 $   16,168,965
    5.750%, 06/12/26.............................      4,205      5,370,933
Tennessee Valley Authority
    4.500%, 04/01/18.............................      8,313      8,999,222
    3.875%, 02/15/21.............................     74,241     81,693,534
    1.875%, 08/15/22.............................     89,450     88,072,202
    2.875%, 09/15/24.............................    107,875    109,507,688
    6.750%, 11/01/25.............................     35,131     46,864,087
    7.125%, 05/01/30.............................     10,000     14,267,450
                                                             --------------
TOTAL AGENCY OBLIGATIONS.........................             1,567,746,033
                                                             --------------

U.S. TREASURY OBLIGATIONS -- (52.9%)
U.S. Treasury Bonds
    8.125%, 08/15/19.............................    108,929    136,523,145
    8.750%, 08/15/20.............................     59,683     79,602,735
    8.125%, 05/15/21.............................     86,583    116,173,299
    8.125%, 08/15/21.............................     83,711    113,289,676
    7.250%, 08/15/22.............................     56,041     75,376,199
    6.250%, 08/15/23.............................     81,259    106,523,448
    7.500%, 11/15/24.............................     58,352     84,541,832
    6.875%, 08/15/25.............................     40,630     57,864,250
    6.000%, 02/15/26.............................     44,833     60,743,510
    6.750%, 08/15/26.............................     45,183     65,026,770
    6.625%, 02/15/27.............................     37,828     54,448,941
    5.250%, 11/15/28.............................     44,132     58,418,720
    5.250%, 02/15/29.............................     41,750     55,400,686
    6.125%, 08/15/29.............................     38,528     55,399,064
    6.250%, 05/15/30.............................     71,289    104,749,009
U.S. Treasury Notes
    3.625%, 02/15/20.............................     24,518     26,756,962
    1.125%, 03/31/20.............................     25,919     25,562,417
    1.125%, 04/30/20.............................     14,010     13,810,260
    3.500%, 05/15/20.............................     10,508     11,431,123
    1.875%, 06/30/20.............................     52,538     53,439,808
    2.000%, 07/31/20.............................     54,640     55,853,466
    2.000%, 09/30/20.............................     99,472    101,666,361
    3.125%, 05/15/21.............................    116,635    125,555,496
    2.000%, 10/31/21.............................     64,843     65,719,215
    2.750%, 02/15/24.............................     62,038     65,430,945
                                                             --------------
TOTAL U.S. TREASURY OBLIGATIONS.............................  1,769,307,337
                                                             --------------
TOTAL INVESTMENT SECURITIES.................................  3,337,053,370
                                                             --------------

                                                    Shares
                                                  ----------

TEMPORARY CASH INVESTMENTS -- (0.2%)
State Street Institutional U.S. Government Money
 Market Fund.....................................  5,950,727      5,950,727
                                                             --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $3,286,958,527).....................................  $3,343,004,097
                                                             ==============

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investments in Securities (Market Value)
                              ------------------------------------------------
                               Level 1      Level 2     Level 3     Total
                              ---------- -------------- ------- --------------
  Agency Obligations.........         -- $1,567,746,033   --    $1,567,746,033
  U.S. Treasury Obligations..         --  1,769,307,337   --     1,769,307,337
  Temporary Cash Investments. $5,950,727             --   --         5,950,727
                              ---------- --------------   --    --------------
  TOTAL...................... $5,950,727 $3,337,053,370   --    $3,343,004,097
                              ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                   DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                   Face
                                                  Amount     Value+
                                                  ------     ------
                                                  (000)
AGENCY OBLIGATIONS -- (2.9%)
Federal Home Loan Bank
    4.875%, 05/17/17............................. $13,700 $ 14,580,074
    5.000%, 11/17/17.............................  13,415   14,547,669
    1.875%, 03/08/19.............................   7,155    7,307,988
Federal Home Loan Mortgage Corporation
    1.250%, 05/12/17.............................   4,151    4,187,151
    1.000%, 07/28/17.............................   4,982    4,997,479
    1.000%, 09/29/17.............................     764      767,300
    1.750%, 05/30/19.............................   4,471    4,544,803
Federal National Mortgage Association
#   1.875%, 09/18/18.............................   4,726    4,835,563
    1.875%, 02/19/19.............................   8,942    9,135,487
#   1.500%, 06/22/20.............................  38,451   38,325,726
Tennessee Valley Authority
    1.750%, 10/15/18.............................   8,303    8,414,700
                                                          ------------
TOTAL AGENCY OBLIGATIONS.........................          111,643,940
                                                          ------------

BONDS -- (96.2%)
21st Century Fox America, Inc.
    6.900%, 03/01/19.............................   4,000    4,582,656
ABB Finance USA, Inc.
    1.625%, 05/08/17.............................   2,193    2,201,248
Abbey National Treasury Services P.L.C.
    2.375%, 03/16/20.............................   2,824    2,827,976
Abbott Laboratories
    2.000%, 03/15/20.............................   8,942    8,937,788
AbbVie, Inc.
    1.200%, 11/06/15.............................   4,151    4,151,166
    2.500%, 05/14/20.............................  19,891   19,671,105
ACE INA Holdings, Inc.
    2.600%, 11/23/15.............................  12,162   12,174,916
Actavis, Inc.
    1.875%, 10/01/17.............................  14,811   14,786,266
Aetna, Inc.
    2.200%, 03/15/19.............................  10,171   10,187,040
Aflac, Inc.
    2.650%, 02/15/17.............................  17,575   17,902,387
African Development Bank
    1.125%, 03/15/17.............................   5,811    5,835,586
Agilent Technologies, Inc.
    6.500%, 11/01/17.............................   1,754    1,892,990
    5.000%, 07/15/20.............................   1,690    1,816,502
Air Products & Chemicals, Inc.
    2.000%, 08/02/16.............................  10,669   10,760,924
Airgas, Inc.
    3.050%, 08/01/20.............................   6,528    6,605,657
Allergan, Inc.
    5.750%, 04/01/16.............................     461      469,835

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
Amazon.com, Inc.
    2.600%, 12/05/19............................. $11,705 $11,985,768
American Express Credit Corp.
    2.800%, 09/19/16.............................   6,033   6,142,686
    2.250%, 08/15/19.............................   5,365   5,387,560
American Honda Finance Corp.
    2.125%, 10/10/18.............................  25,488  25,829,539
American International Group, Inc.
    2.300%, 07/16/19.............................   9,941  10,008,231
Ameriprise Financial, Inc.
    5.650%, 11/15/15.............................     830     831,129
    5.300%, 03/15/20.............................   4,471   5,021,089
Amgen, Inc.
    2.200%, 05/22/19.............................  11,625  11,677,417
Amphenol Corp.
    2.550%, 01/30/19.............................     452     461,997
Anadarko Petroleum Corp.
    5.950%, 09/15/16.............................  14,824  15,370,546
Anheuser-Busch Cos. LLC
    5.050%, 10/15/16.............................   1,720   1,788,181
Anheuser-Busch InBev Worldwide, Inc.
    1.375%, 07/15/17.............................  19,926  19,857,295
    5.375%, 01/15/20.............................   2,683   2,986,367
Anthem, Inc.
    5.875%, 06/15/17.............................   1,358   1,449,281
    2.250%, 08/15/19.............................   4,471   4,442,162
AP Moeller - Maersk A.S.
    2.875%, 09/28/20.............................   3,000   2,981,202
Apache Corp.
    6.900%, 09/15/18.............................     200     226,355
Apple, Inc.
    1.000%, 05/03/18.............................     696     694,028
    2.100%, 05/06/19.............................  40,239  40,950,949
    2.000%, 05/06/20.............................   2,978   2,986,991
Applied Materials, Inc.
    2.650%, 06/15/16.............................     894     906,104
Arizona Public Service Co.
    8.750%, 03/01/19.............................   1,788   2,155,388
Asian Development Bank
    1.125%, 03/15/17.............................   4,151   4,173,100
    1.750%, 09/11/18.............................   7,409   7,530,722
    1.875%, 04/12/19.............................  17,884  18,210,115
Associated Banc-Corp
    2.750%, 11/15/19.............................     447     450,075
Assurant, Inc.
    2.500%, 03/15/18.............................   8,303   8,377,702
AT&T, Inc.
    2.400%, 08/15/16.............................   5,397   5,458,763
    1.600%, 02/15/17.............................   4,151   4,162,768
    5.500%, 02/01/18.............................   5,902   6,390,308
    5.800%, 02/15/19.............................   3,751   4,172,376

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
Australia & New Zealand Banking Group,Ltd.
    1.450%, 05/15/18............................. $ 8,622 $ 8,557,361
    2.250%, 06/13/19.............................  40,154  40,347,984
Austria Government International Bond
    1.750%, 06/17/16.............................   2,490   2,510,010
Autodesk, Inc.
    1.950%, 12/15/17.............................   3,554   3,570,206
    3.125%, 06/15/20.............................   4,337   4,349,972
AutoZone, Inc.
    6.950%, 06/15/16.............................     623     645,301
Baker Hughes, Inc.
    7.500%, 11/15/18.............................     768     883,880
Bank Nederlandse Gemeenten NV
    1.375%, 09/27/17.............................  11,622  11,704,818
    1.375%, 03/19/18.............................  20,754  20,851,959
Bank of America Corp.
    3.750%, 07/12/16.............................   4,725   4,816,301
    2.000%, 01/11/18.............................   4,815   4,836,051
    2.650%, 04/01/19.............................   5,365   5,428,629
Bank of Montreal
    2.375%, 01/25/19.............................     273     276,643
Bank of New York Mellon Corp. (The)
    5.450%, 05/15/19.............................   3,309   3,682,444
    2.150%, 02/24/20.............................  18,063  18,126,690
Bank of Nova Scotia (The)
#   2.050%, 06/05/19.............................   1,788   1,787,188
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
    2.350%, 09/08/19.............................  13,163  13,102,437
Barclays Bank P.L.C.
    5.000%, 09/22/16.............................     300     310,461
Barclays P.L.C.
    2.750%, 11/08/19.............................  26,424  26,488,792
Baxalta, Inc.
    2.875%, 06/23/20.............................   4,024   4,020,197
Baxter International, Inc.
    1.850%, 06/15/18.............................  16,248  16,259,536
    4.500%, 08/15/19.............................     894     960,263
Bayer US Finance LLC
    2.375%, 10/08/19.............................   5,616   5,672,559
BB&T Corp.
    2.150%, 03/22/17.............................   4,774   4,830,462
    1.450%, 01/12/18.............................   1,640   1,636,005
    2.450%, 01/15/20.............................  13,289  13,385,877
Beam Suntory, Inc.
    1.750%, 06/15/18.............................  16,605  16,457,680
Becton Dickinson and Co.
    1.750%, 11/08/16.............................   2,109   2,124,094
Berkshire Hathaway Finance Corp.
    1.600%, 05/15/17.............................     258     260,664
    1.300%, 05/15/18.............................   1,329   1,328,702

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
Berkshire Hathaway, Inc.
    2.100%, 08/14/19............................. $24,591 $24,939,110
BHP Billiton Finance USA, Ltd.
    1.625%, 02/24/17.............................   9,566   9,603,432
BlackRock, Inc.
    5.000%, 12/10/19.............................   3,443   3,840,636
BNP Paribas SA
    1.250%, 12/12/16.............................  16,605  16,641,132
    2.375%, 09/14/17.............................   2,927   2,973,601
    2.450%, 03/17/19.............................   9,836   9,926,088
Boeing Capital Corp.
    2.900%, 08/15/18.............................   6,341   6,598,888
Boston Scientific Corp.
    2.850%, 05/15/20.............................   2,269   2,268,038
BP Capital Markets P.L.C.
    2.248%, 11/01/16.............................   7,556   7,652,158
    1.846%, 05/05/17.............................   2,898   2,926,560
    4.750%, 03/10/19.............................     894     970,249
    2.315%, 02/13/20.............................  15,559  15,646,426
BPCE SA
    2.500%, 12/10/18.............................   2,250   2,283,948
    2.500%, 07/15/19.............................   4,024   4,063,278
    2.250%, 01/27/20.............................  18,309  18,302,043
Branch Banking & Trust Co.
    2.300%, 10/15/18.............................  12,454  12,648,843
Bristol-Myers Squibb Co.
    1.750%, 03/01/19.............................   7,154   7,175,162
British Columbia, Province of Canada
    1.200%, 04/25/17.............................   8,303   8,345,146
British Telecommunications P.L.C.
    1.250%, 02/14/17.............................   3,155   3,153,971
Brown-Forman Corp.
    1.000%, 01/15/18.............................   5,745   5,637,218
Buckeye Partners L.P.
    2.650%, 11/15/18.............................   3,030   2,932,352
Burlington Northern Santa Fe LLC
    4.700%, 10/01/19.............................   3,514   3,833,528
Canada Government International Bond
    0.875%, 02/14/17.............................   8,305   8,322,009
Canadian National Railway Co.
    1.450%, 12/15/16.............................     415     417,996
Canadian Natural Resources, Ltd.
    5.700%, 05/15/17.............................   6,820   7,177,143
Capital One Bank USA NA
    2.300%, 06/05/19.............................   4,471   4,442,766
Capital One Financial Corp.
    2.450%, 04/24/19.............................  11,883  11,925,898
Cardinal Health, Inc.
    1.700%, 03/15/18.............................   9,758   9,770,276
Caterpillar Financial Services Corp.
    2.650%, 04/01/16.............................   1,590   1,604,119

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
    1.000%, 11/25/16............................. $ 2,490 $ 2,498,185
    2.450%, 09/06/18.............................   6,330   6,494,055
CBS Corp.
    1.950%, 07/01/17.............................   7,211   7,254,713
    2.300%, 08/15/19.............................  14,110  13,978,848
    5.750%, 04/15/20.............................   1,341   1,512,467
Celgene Corp.
    2.250%, 05/15/19.............................   2,683   2,695,830
Cenovus Energy, Inc.
    5.700%, 10/15/19.............................  14,978  16,231,074
CenterPoint Energy Resources Corp.
    6.125%, 11/01/17.............................     457     496,166
CF Industries, Inc.
    6.875%, 05/01/18.............................  10,594  11,724,306
Charles Schwab Corp. (The)
    2.200%, 07/25/18.............................   4,317   4,364,094
Chevron Corp.
    1.718%, 06/24/18.............................  31,067  31,397,646
Cisco Systems, Inc.
    2.125%, 03/01/19.............................  24,144  24,470,910
    2.450%, 06/15/20.............................   1,788   1,818,026
Citigroup, Inc.
    4.450%, 01/10/17.............................   3,114   3,231,155
    6.000%, 08/15/17.............................   5,811   6,252,874
    2.500%, 09/26/18.............................  10,282  10,406,494
    2.550%, 04/08/19.............................   8,942   9,029,497
Citizens Bank NA
    2.450%, 12/04/19.............................   3,733   3,705,730
CNA Financial Corp.
#   7.350%, 11/15/19.............................   7,117   8,343,800
Coca-Cola Co. (The)
    1.150%, 04/01/18.............................  11,593  11,605,103
    1.875%, 10/27/20.............................  10,000   9,923,910
Colgate-Palmolive Co.
    1.750%, 03/15/19.............................   1,565   1,576,370
Comcast Corp.
    6.500%, 01/15/17.............................  13,019  13,873,424
    6.300%, 11/15/17.............................   3,321   3,652,379
    5.700%, 05/15/18.............................   5,811   6,421,399
Comerica, Inc.
    2.125%, 05/23/19.............................   2,057   2,051,763
Commonwealth Bank of Australia
    2.500%, 09/20/18.............................  10,627  10,845,024
    2.250%, 03/13/19.............................   4,471   4,501,273
    2.300%, 09/06/19.............................  38,525  38,497,609
Computer Sciences Corp.
    6.500%, 03/15/18.............................   7,764   8,501,479
ConAgra Foods, Inc.
    1.900%, 01/25/18.............................  17,064  16,972,998
ConocoPhillips
    6.000%, 01/15/20.............................   1,341   1,538,321
ConocoPhillips Co.
    1.050%, 12/15/17.............................  15,482  15,401,974
    1.500%, 05/15/18.............................   1,788   1,786,613

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
Cooperatieve Centrale Raiffeisen-Boerenleenbank
 BA
    2.250%, 01/14/19............................. $38,949 $39,289,609
Costco Wholesale Corp.
    1.125%, 12/15/17.............................  14,114  14,088,595
    1.700%, 12/15/19.............................   2,973   2,965,502
CR Bard, Inc.
    1.375%, 01/15/18.............................   3,217   3,187,201
Crane Co.
    2.750%, 12/15/18.............................  13,057  13,166,143
Credit Suisse AG New York
    2.300%, 05/28/19.............................  22,132  22,253,328
    5.300%, 08/13/19.............................   3,130   3,483,559
CVS Health Corp.
    5.750%, 06/01/17.............................     250     267,300
    2.250%, 12/05/18.............................   7,442   7,543,546
    2.250%, 08/12/19.............................   5,370   5,413,255
Daimler Finance North America LLC
    1.650%, 03/02/18.............................  12,161  12,090,466
Danaher Corp.
    1.650%, 09/15/18.............................   3,666   3,679,920
Danske Bank A.S.
    2.750%, 09/17/20.............................   8,942   9,016,809
Deutsche Bank AG
    6.000%, 09/01/17.............................  10,004  10,750,008
    2.500%, 02/13/19.............................   8,942   9,008,019
    2.950%, 08/20/20.............................   1,162   1,165,515
Deutsche Telekom International Finance BV
    6.000%, 07/08/19.............................   6,741   7,621,921
Development Bank of Japan, Inc.
    1.875%, 10/03/18.............................   6,890   6,969,311
Diageo Capital P.L.C.
    1.500%, 05/11/17.............................   6,535   6,553,200
Dollar General Corp.
    1.875%, 04/15/18.............................  10,692  10,652,311
Dominion Resources, Inc.
    1.950%, 08/15/16.............................  11,559  11,627,649
    2.500%, 12/01/19.............................   7,881   7,894,027
Dr Pepper Snapple Group, Inc.
    2.900%, 01/15/16.............................   5,515   5,538,306
Dr. Pepper Snapple Group, Inc.
    2.600%, 01/15/19.............................     939     951,300
    2.000%, 01/15/20.............................     747     725,913
DTE Energy Co.
    2.400%, 12/01/19.............................  18,342  18,359,003
Duke Energy Corp.
    1.625%, 08/15/17.............................   9,216   9,248,837
    5.050%, 09/15/19.............................     586     641,601
Eastman Chemical Co.
    3.000%, 12/15/15.............................   3,678   3,687,692
    2.400%, 06/01/17.............................   7,057   7,136,363
    2.700%, 01/15/20.............................   3,756   3,760,590

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
eBay, Inc.
    1.350%, 07/15/17............................. $ 1,424 $ 1,415,398
    2.200%, 08/01/19.............................   4,918   4,876,590
Ecolab, Inc.
    3.000%, 12/08/16.............................     537     548,122
EI du Pont de Nemours & Co.
    6.000%, 07/15/18.............................   8,215   9,094,572
    4.625%, 01/15/20.............................   1,289   1,393,899
EMC Corp.
    1.875%, 06/01/18.............................  31,640  30,247,650
Enbridge Energy Partners L.P.
    5.875%, 12/15/16.............................     830     858,686
Encana Corp.
    6.500%, 05/15/19.............................     447     482,444
Enterprise Products Operating LLC
    3.200%, 02/01/16.............................     671     674,095
    5.250%, 01/31/20.............................   1,788   1,956,939
EOG Resources, Inc.
    2.500%, 02/01/16.............................   1,055   1,058,599
    5.875%, 09/15/17.............................   8,178   8,838,537
ERAC USA Finance LLC
    2.350%, 10/15/19.............................   7,283   7,242,426
European Investment Bank
    4.875%, 01/17/17.............................   4,151   4,354,453
    1.625%, 06/15/17.............................   3,321   3,362,044
    1.125%, 09/15/17.............................   2,490   2,498,379
    1.875%, 03/15/19.............................   4,471   4,545,992
Exelon Generation Co. LLC
    2.950%, 01/15/20.............................   7,064   7,092,637
Export Development Canada
    1.250%, 10/26/16.............................   9,135   9,191,984
Express Scripts Holding Co.
    3.125%, 05/15/16.............................  10,167  10,286,442
    2.250%, 06/15/19.............................   8,933   8,933,616
Exxon Mobil Corp.
    1.305%, 03/06/18.............................  14,307  14,375,874
    1.819%, 03/15/19.............................  23,798  24,004,495
Fifth Third Bancorp
    3.625%, 01/25/16.............................  10,381  10,450,470
    2.300%, 03/01/19.............................   9,810   9,831,710
Fifth Third Bank
    1.450%, 02/28/18.............................   2,683   2,661,721
Fiserv, Inc.
    2.700%, 06/01/20.............................   3,000   3,003,765
FMS Wertmanagement AoeR
    1.000%, 11/21/17.............................  20,755  20,741,468
Ford Motor Credit Co. LLC
    5.000%, 05/15/18.............................  17,685  18,782,283
    2.459%, 03/27/20.............................   5,365   5,253,607
GATX Corp.
    2.500%, 03/15/19.............................   4,628   4,594,267
GE Capital International Funding Co.
    0.964%, 04/15/16.............................  38,699  38,691,376
General Dynamics Corp.
    1.000%, 11/15/17.............................   3,710   3,704,064

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
General Electric Co.
    5.250%, 12/06/17............................. $ 9,013 $ 9,729,506
Georgia Power Co.
    5.250%, 12/15/15.............................   2,524   2,535,845
Gilead Sciences, Inc.
    1.850%, 09/04/18.............................   1,967   1,986,880
#   2.050%, 04/01/19.............................   1,498   1,503,656
GlaxoSmithKline Capital P.L.C.
    1.500%, 05/08/17.............................  16,491  16,616,645
Goldman Sachs Group, Inc. (The)
    3.625%, 02/07/16.............................   6,194   6,241,985
    6.250%, 09/01/17.............................     827     898,583
Halliburton Co.
    1.000%, 08/01/16.............................   2,762   2,763,188
Harley-Davidson Financial Services, Inc.
    2.150%, 02/26/20.............................  10,047   9,943,606
Harris Corp.
    2.700%, 04/27/20.............................   4,247   4,173,824
Hershey Co. (The)
    1.500%, 11/01/16.............................   4,151   4,181,817
#   1.600%, 08/21/18.............................  12,161  12,193,543
Hess Corp.
    8.125%, 02/15/19.............................   5,131   5,960,370
Home Depot, Inc. (The)
    2.000%, 06/15/19.............................  18,484  18,775,215
HSBC USA, Inc.
    1.625%, 01/16/18.............................  13,118  13,071,247
    2.375%, 11/13/19.............................   2,683   2,678,906
    2.350%, 03/05/20.............................   8,942   8,862,523
Humana, Inc.
    2.625%, 10/01/19.............................   3,845   3,878,605
Huntington Bancshares, Inc.
    2.600%, 08/02/18.............................  22,992  23,239,946
Iberdrola Finance Ireland, Ltd.
    5.000%, 09/11/19.............................   6,662   7,283,891
Illinois Tool Works, Inc.
    1.950%, 03/01/19.............................   2,651   2,671,999
Imperial Tobacco Finance P.L.C.
    2.950%, 07/21/20.............................   3,577   3,594,817
Indiana Michigan Power Co.
    7.000%, 03/15/19.............................   2,236   2,567,114
ING Bank NV
    2.500%, 10/01/19.............................   1,025   1,032,550
Intel Corp.
    2.450%, 07/29/20.............................   4,471   4,544,172
Inter-American Development Bank
    1.125%, 03/15/17.............................     680     683,920
#   0.875%, 03/15/18.............................   8,303   8,280,217
Intercontinental Exchange, Inc.
    2.500%, 10/15/18.............................  14,221  14,471,972
International Bank for
 Reconstruction & Development
    1.000%, 09/15/16.............................   1,661   1,669,021
    0.875%, 04/17/17.............................   8,845   8,860,311

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
International Business Machines Corp.
    1.950%, 02/12/19............................. $10,697 $10,789,304
    1.875%, 05/15/19.............................   4,511   4,544,111
International Finance Corp.
    0.875%, 06/15/18.............................   2,490   2,477,963
Intesa Sanpaolo SpA
    3.875%, 01/16/18.............................   1,797   1,854,872
Japan Bank for International Cooperation
    1.750%, 07/31/18.............................   4,151   4,186,557
Japan Finance Organization for Municipalities
    2.500%, 09/12/18.............................   6,886   7,049,969
    2.125%, 03/06/19.............................   4,472   4,521,009
Jefferies Group LLC
    5.125%, 04/13/18.............................   1,557   1,637,139
Jersey Central Power & Light Co.
    7.350%, 02/01/19.............................   7,945   8,982,426
John Deere Capital Corp.
    2.000%, 01/13/17.............................   4,180   4,233,278
    2.050%, 03/10/20.............................  29,509  29,365,881
Johnson Controls, Inc.
    5.500%, 01/15/16.............................   5,223   5,267,474
    2.600%, 12/01/16.............................   4,649   4,716,615
JPMorgan Chase & Co.
    3.150%, 07/05/16.............................   7,280   7,373,519
    2.000%, 08/15/17.............................   1,453   1,465,913
    6.300%, 04/23/19.............................   1,964   2,233,117
    2.250%, 01/23/20.............................   6,729   6,678,781
Kellogg Co.
    1.875%, 11/17/16.............................   4,305   4,339,272
    1.750%, 05/17/17.............................   4,645   4,672,080
KeyBank NA
    1.650%, 02/01/18.............................   2,000   1,999,978
    2.500%, 12/15/19.............................   4,467   4,503,696
KeyCorp
    2.900%, 09/15/20.............................   6,259   6,304,966
KFW
    2.000%, 06/01/16.............................     830     837,502
    4.875%, 01/17/17.............................   4,151   4,357,018
    1.250%, 02/15/17.............................  11,623  11,690,623
    0.875%, 09/05/17.............................   4,151   4,148,958
    1.875%, 04/01/19.............................   6,259   6,364,120
Kimberly-Clark Corp.
    1.900%, 05/22/19.............................   4,203   4,220,283
Kinder Morgan Energy Partners L.P.
    3.500%, 03/01/16.............................   5,019   5,054,590
KLA-Tencor Corp.
    3.375%, 11/01/19.............................   3,586   3,627,024
Kommunalbanken A.S.
    1.000%, 09/26/17.............................   3,322   3,322,997
    1.000%, 03/15/18.............................  24,908  24,829,291
    1.750%, 05/28/19.............................  17,884  18,052,110

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
Kommunekredit
    1.125%, 03/15/18............................. $ 8,303 $ 8,303,033
Kommuninvest I Sverige AB
    1.000%, 10/24/17.............................  20,606  20,601,219
    2.000%, 11/12/19.............................   4,471   4,545,836
Kroger Co. (The)
    2.300%, 01/15/19.............................  13,672  13,804,304
L-3 Communications Corp.
    4.750%, 07/15/20.............................   4,650   4,838,664
Laboratory Corp. of America Holdings
    2.200%, 08/23/17.............................  18,949  19,141,200
    2.625%, 02/01/20.............................   7,623   7,609,568
Lam Research Corp.
    2.750%, 03/15/20.............................   8,942   8,781,160
Landeskreditbank Baden- Wuerttemberg Foerderbank
    2.250%, 07/15/16.............................   6,476   6,552,870
Landwirtschaftliche Rentenbank
    0.875%, 09/12/17.............................  10,461  10,458,688
Legg Mason, Inc.
    2.700%, 07/15/19.............................   4,471   4,488,432
Lloyds Bank P.L.C.
    4.200%, 03/28/17.............................   9,049   9,418,688
    1.750%, 03/16/18.............................   8,942   8,963,371
    2.700%, 08/17/20.............................   1,600   1,618,584
Lockheed Martin Corp.
    2.125%, 09/15/16.............................   1,100   1,111,250
Loews Corp.
    5.250%, 03/15/16.............................   1,661   1,686,892
LyondellBasell Industries NV
    5.000%, 04/15/19.............................   7,601   8,178,881
Macquarie Group, Ltd.
    3.000%, 12/03/18.............................  17,235  17,482,857
Manufacturers & Traders Trust Co.
    2.250%, 07/25/19.............................   4,030   4,041,002
    2.100%, 02/06/20.............................  31,557  31,218,362
Marathon Oil Corp.
    0.900%, 11/01/15.............................  14,786  14,786,000
Marriott International, Inc.
    3.000%, 03/01/19.............................   4,860   4,962,478
Marsh & McLennan Cos., Inc.
    2.300%, 04/01/17.............................   7,538   7,638,368
    2.350%, 09/10/19.............................   4,471   4,486,318
MasterCard, Inc.
    2.000%, 04/01/19.............................  32,504  32,789,320
Mattel, Inc.
    1.700%, 03/15/18.............................   4,887   4,835,315
    2.350%, 05/06/19.............................  20,051  19,997,424
Maxim Integrated Products, Inc.
    2.500%, 11/15/18.............................   5,464   5,488,779
McDonald's Corp.
    5.350%, 03/01/18.............................   3,314   3,596,363
    3.500%, 07/15/20.............................   5,678   5,945,292
McKesson Corp.
    1.400%, 03/15/18.............................   9,031   8,949,802

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
MetLife, Inc.
    7.717%, 02/15/19............................. $ 3,756 $ 4,419,265
Microsoft Corp.
    1.625%, 12/06/18.............................   8,227   8,323,445
    1.850%, 02/12/20.............................  21,640  21,720,587
Mizuho Bank, Ltd.
    2.450%, 04/16/19.............................   5,052   5,063,377
Molson Coors Brewing Co.
    2.000%, 05/01/17.............................     818     820,725
Mondelez International, Inc.
    2.250%, 02/01/19.............................   1,162   1,166,629
    5.375%, 02/10/20.............................   1,431   1,597,879
Monsanto Co.
    1.850%, 11/15/18.............................  25,011  24,895,574
    2.125%, 07/15/19.............................   2,236   2,224,375
Morgan Stanley
    3.800%, 04/29/16.............................     650     659,864
    4.750%, 03/22/17.............................  18,527  19,360,307
    7.300%, 05/13/19.............................   5,365   6,257,763
MUFG Union Bank NA
    3.000%, 06/06/16.............................  19,247  19,488,011
Municipality Finance P.L.C.
    2.375%, 05/16/16.............................  16,604  16,769,675
    1.125%, 04/17/18.............................  20,755  20,735,200
Mylan, Inc.
    2.550%, 03/28/19.............................  11,964  11,721,430
National Australia Bank, Ltd.
    1.300%, 07/25/16.............................   1,750   1,758,729
    2.250%, 07/01/19.............................  15,626  15,660,955
Nationwide Building Society
    2.350%, 01/21/20.............................     480     479,911
Nederlandse Waterschapsbank NV
#   2.125%, 06/16/16.............................   4,982   5,030,246
    1.875%, 03/13/19.............................  53,652  54,373,458
NetApp, Inc.
    2.000%, 12/15/17.............................   8,303   8,308,223
Network Rail Infrastructure Finance P.L.C.
    1.250%, 08/31/16.............................   3,819   3,840,772
Newell Rubbermaid, Inc.
    6.250%, 04/15/18.............................  10,793  11,840,148
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19.............................   9,378   9,304,336
Nippon Telegraph & Telephone Corp.
    1.400%, 07/18/17.............................   1,183   1,185,362
Nisource Finance Corp.
    6.400%, 03/15/18.............................     992   1,096,654
Nomura Holdings, Inc.
#   2.000%, 09/13/16.............................   1,339   1,346,966
    2.750%, 03/19/19.............................  17,884  18,140,278
Nordea Bank AB
    1.625%, 05/15/18.............................   1,923   1,915,623
    2.375%, 04/04/19.............................  15,005  15,168,044

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
Nordic Investment Bank
#   0.750%, 01/17/18............................. $ 9,133 $ 9,078,586
    1.875%, 06/14/19.............................   4,471   4,552,234
Nordstrom, Inc.
    4.750%, 05/01/20.............................  11,435  12,549,146
Northrop Grumman Corp.
    1.750%, 06/01/18.............................  16,915  16,890,270
NRW Bank
    1.875%, 07/01/19.............................  17,884  18,033,528
Nucor Corp.
    5.750%, 12/01/17.............................   1,992   2,138,032
Oesterreichische Kontrollbank AG
    2.000%, 06/03/16.............................   3,155   3,183,480
    1.125%, 05/29/18.............................  16,605  16,589,889
Ohio Power Co.
    6.000%, 06/01/16.............................   1,661   1,708,523
Omnicom Group, Inc.
    5.900%, 04/15/16.............................   8,198   8,373,773
    4.450%, 08/15/20.............................     550     591,194
ONE Gas, Inc.
    2.070%, 02/01/19.............................   4,199   4,192,777
ONEOK Partners L.P.
    6.150%, 10/01/16.............................   9,699   9,995,673
Ontario, Province of Canada
    1.200%, 02/14/18.............................  22,864  22,836,243
    1.650%, 09/27/19.............................   4,471   4,442,927
Oracle Corp.
    1.200%, 10/15/17.............................   4,234   4,250,525
PACCAR Financial Corp.
    1.600%, 03/15/17.............................     377     379,719
    1.750%, 08/14/18.............................  10,015  10,056,051
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
    3.050%, 01/09/20.............................     828     827,300
PepsiCo, Inc.
    5.000%, 06/01/18.............................   7,777   8,488,595
    4.500%, 01/15/20.............................   1,745   1,917,877
Petro-Canada
    6.050%, 05/15/18.............................   4,982   5,453,452
Pfizer, Inc.
    2.100%, 05/15/19.............................   8,942   9,015,324
PG&E Corp.
    2.400%, 03/01/19.............................   1,462   1,470,320
Philip Morris International, Inc.
    1.625%, 03/20/17.............................   1,851   1,870,758
Pioneer Natural Resources Co.
    6.875%, 05/01/18.............................   6,259   6,811,188
Plains All American Pipeline L.P. / PAA Finance
 Corp.
    6.500%, 05/01/18.............................   3,498   3,819,221
PNC Bank NA
    1.500%, 02/23/18.............................  14,933  14,921,935
    2.400%, 10/18/19.............................   7,154   7,206,467
    2.600%, 07/21/20.............................   5,365   5,424,643
Potash Corp. of Saskatchewan, Inc.
    3.250%, 12/01/17.............................   1,433   1,470,807

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
PPG Industries, Inc.
    1.900%, 01/15/16............................. $ 2,298 $ 2,303,848
Praxair, Inc.
    1.250%, 11/07/18.............................  10,308  10,194,107
Progress Energy, Inc.
    5.625%, 01/15/16.............................     319     321,917
    4.875%, 12/01/19.............................   4,672   5,087,257
Prudential Financial, Inc.
    3.000%, 05/12/16.............................   7,472   7,556,874
    2.350%, 08/15/19.............................  13,413  13,529,827
    5.375%, 06/21/20.............................   1,700   1,907,543
PSEG Power LLC
    2.450%, 11/15/18.............................   6,831   6,863,345
QUALCOMM, Inc.
    2.250%, 05/20/20.............................   4,592   4,560,200
Questar Corp.
    2.750%, 02/01/16.............................   7,796   7,831,729
Qwest Corp.
    6.500%, 06/01/17.............................     830     879,800
Raytheon Co.
    6.750%, 03/15/18.............................   3,402   3,815,244
Republic Services, Inc.
    3.800%, 05/15/18.............................   4,507   4,711,924
    5.500%, 09/15/19.............................   5,333   5,929,635
Reynolds American, Inc.
#   2.300%, 08/21/17.............................  11,046  11,198,126
    2.300%, 06/12/18.............................   1,500   1,521,732
Roper Technologies, Inc.
    2.050%, 10/01/18.............................   1,565   1,557,015
Ryder System, Inc.
    2.500%, 03/01/18.............................   2,902   2,922,648
Sanofi
    1.250%, 04/10/18.............................   8,639   8,640,624
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19.............................  19,864  19,553,645
Sempra Energy
    6.500%, 06/01/16.............................  10,682  11,016,753
Shell International Finance BV
    2.000%, 11/15/18.............................  20,679  20,926,528
    4.300%, 09/22/19.............................   4,471   4,851,996
Societe Generale SA
    2.750%, 10/12/17.............................   6,642   6,774,747
Southern Co. (The)
    2.750%, 06/15/20.............................   9,683   9,631,932
Southwest Airlines Co.
    2.750%, 11/06/19.............................  17,072  17,298,631
St Jude Medical, Inc.
    2.800%, 09/15/20.............................   1,113   1,119,768
Starbucks Corp.
    2.000%, 12/05/18.............................  16,013  16,242,755
Starwood Hotels & Resorts Worldwide, Inc.
    6.750%, 05/15/18.............................   4,264   4,674,969
State Street Corp.
    2.550%, 08/18/20.............................  10,552  10,662,733

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
Statoil ASA
    1.200%, 01/17/18............................. $ 1,955 $ 1,950,535
#   1.150%, 05/15/18.............................  11,682  11,608,625
    1.950%, 11/08/18.............................   8,303   8,353,225
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19.............................  13,616  13,711,979
SunTrust Banks, Inc.
    3.600%, 04/15/16.............................   5,620   5,678,060
    2.500%, 05/01/19.............................   8,348   8,409,266
Svensk Exportkredit AB
    1.875%, 06/17/19.............................   9,836   9,963,622
Svenska Handelsbanken AB
#   2.500%, 01/25/19.............................  27,669  28,181,928
    2.250%, 06/17/19.............................   8,942   9,006,365
Symantec Corp.
    2.750%, 06/15/17.............................   4,151   4,164,536
Sysco Corp.
    2.600%, 10/01/20.............................   2,600   2,627,149
Target Corp.
    2.300%, 06/26/19.............................   8,504   8,679,327
TD Ameritrade Holding Corp.
    5.600%, 12/01/19.............................   1,788   2,019,854
Tech Data Corp.
    3.750%, 09/21/17.............................   4,151   4,268,162
Telefonica Emisiones SAU
    3.192%, 04/27/18.............................     950     974,382
    5.134%, 04/27/20.............................   2,500   2,752,022
Thermo Fisher Scientific, Inc.
    1.850%, 01/15/18.............................   7,734   7,730,520
    2.400%, 02/01/19.............................   8,455   8,517,770
Thomson Reuters Corp.
    1.300%, 02/23/17.............................   6,724   6,713,827
    1.650%, 09/29/17.............................     800     799,842
TIAA Asset Management Finance Co. LLC
    2.950%, 11/01/19.............................   9,568   9,690,298
Time Warner Cable, Inc.
    5.000%, 02/01/20.............................   1,180   1,262,712
Toronto-Dominion Bank (The)
    1.400%, 04/30/18.............................  14,879  14,847,159
    2.625%, 09/10/18.............................   8,303   8,527,538
    2.125%, 07/02/19.............................  31,297  31,393,270
Total Capital International SA
    2.125%, 01/10/19.............................   9,066   9,197,294
    2.100%, 06/19/19.............................  27,483  27,834,205
Total System Services, Inc.
    2.375%, 06/01/18.............................   4,011   4,008,541
Toyota Motor Credit Corp.
    2.100%, 01/17/19.............................  24,526  24,792,230
    2.125%, 07/18/19.............................  16,055  16,184,805
Transatlantic Holdings, Inc.
    5.750%, 12/14/15.............................     500     502,628
Travelers Cos., Inc. (The)
    5.500%, 12/01/15.............................     447     448,752
Tyson Foods, Inc.
    2.650%, 08/15/19.............................  19,752  19,909,660

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
UBS AG
    5.875%, 12/20/17............................. $12,594 $13,653,621
    2.375%, 08/14/19.............................   3,278   3,296,242
Unilever Capital Corp.
    2.200%, 03/06/19.............................   1,162   1,181,946
Union Pacific Corp.
    2.250%, 02/15/19.............................   3,689   3,737,599
    1.800%, 02/01/20.............................   7,154   7,099,165
United Technologies Corp.
    1.800%, 06/01/17.............................  11,673  11,813,741
UnitedHealth Group, Inc.
    6.000%, 06/15/17.............................   1,431   1,539,471
    1.400%, 10/15/17.............................   5,147   5,158,277
    2.300%, 12/15/19.............................   8,191   8,284,083
US Bancorp
    2.200%, 04/25/19.............................  13,413  13,600,299
US Bank NA
    2.125%, 10/28/19.............................  14,432  14,513,656
Valero Energy Corp.
    6.125%, 06/15/17.............................   2,909   3,109,209
    9.375%, 03/15/19.............................   5,009   6,074,790
Verizon Communications, Inc.
    2.000%, 11/01/16.............................  14,450  14,587,275
    3.650%, 09/14/18.............................   9,836  10,374,246
    2.550%, 06/17/19.............................   2,683   2,730,741
Viacom, Inc.
    6.250%, 04/30/16.............................   1,355   1,388,631
    2.500%, 12/15/16.............................   6,642   6,726,314
    2.750%, 12/15/19.............................   5,857   5,838,492
Vodafone Group P.L.C.
    5.625%, 02/27/17.............................   3,451   3,639,759
    5.450%, 06/10/19.............................   1,332   1,475,191
Volkswagen Group of America Finance LLC
    2.125%, 05/23/19.............................   7,431   7,100,566
    2.400%, 05/22/20.............................   5,911   5,649,468
Walgreen Co.
    5.250%, 01/15/19.............................     610     661,389
Walt Disney Co. (The)
    1.125%, 02/15/17.............................   5,017   5,042,587
    2.150%, 09/17/20.............................   8,942   9,025,769

                                                       Face
                                                      Amount       Value+
                                                      ------       ------
                                                      (000)
Waste Management, Inc.
      2.600%, 09/01/16............................. $    4,497 $    4,554,377
WEC Energy Group, Inc.
      2.450%, 06/15/20.............................     14,176     14,258,306
Wells Fargo & Co.
      2.100%, 05/08/17.............................      6,407      6,500,561
      2.125%, 04/22/19.............................     13,413     13,472,822
Western Union Co. (The)
      5.930%, 10/01/16.............................      6,570      6,836,926
Westpac Banking Corp.
      4.875%, 11/19/19.............................      2,853      3,147,261
Whirlpool Corp.
      7.750%, 07/15/16.............................      4,151      4,334,275
Wm Wrigley Jr Co.
      2.900%, 10/21/19.............................      1,484      1,517,163
Wyndham Worldwide Corp.
      2.500%, 03/01/18.............................      8,626      8,638,301
Xerox Corp.
      2.750%, 03/15/19.............................     17,578     17,047,039
      5.625%, 12/15/19.............................      5,365      5,753,657
Xilinx, Inc.
      2.125%, 03/15/19.............................      5,969      5,946,389
Yum! Brands, Inc.
      6.250%, 04/15/16.............................      7,505      7,660,729
Zimmer Biomet Holdings, Inc.
      2.700%, 04/01/20.............................      3,632      3,622,056
                                                               --------------
TOTAL BONDS........................................             3,729,469,555
                                                               --------------
TOTAL INVESTMENT SECURITIES...................................  3,841,113,495
                                                               --------------

                                                      Shares
                                                      ------         -
SECURITIES LENDING COLLATERAL -- (0.9%)
(S)@  DFA Short Term Investment Fund...............  2,891,849     33,458,690
                                                               --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $3,869,327,023).......................................  $3,874,572,185
                                                               ==============

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                 Level 1    Level 2     Level 3     Total
                                 ------- -------------- ------- --------------
  Agency Obligations............   --    $  111,643,940   --    $  111,643,940
  Bonds.........................   --     3,729,469,555   --     3,729,469,555
  Securities Lending Collateral.   --        33,458,690   --        33,458,690
                                   --    --------------   --    --------------
  TOTAL.........................   --    $3,874,572,185   --    $3,874,572,185
                                   ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

               DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                     Face
                                                    Amount    Value+
                                                    ------    ------
                                                    (000)
AGENCY OBLIGATIONS -- (4.8%)
Federal Farm Credit Bank
     4.800%, 02/13/23.............................. $   317 $   374,189
     2.630%, 08/03/26..............................   3,173   3,125,786
     5.770%, 01/05/27..............................   1,058   1,371,238
Federal Home Loan Bank
     5.750%, 06/12/26..............................   1,260   1,609,364
Federal Home Loan Mortgage Corporation
     6.750%, 09/15/29..............................   8,814  12,772,085
Federal National Mortgage Association
     6.250%, 05/15/29..............................  17,628  24,329,672
     7.125%, 01/15/30..............................   3,526   5,258,884
Tennessee Valley Authority
     6.750%, 11/01/25..............................   3,596   4,796,996
                                                            -----------
TOTAL AGENCY OBLIGATIONS...........................          53,638,214
                                                            -----------

BONDS -- (89.0%)
21st Century Fox America, Inc.
     3.700%, 09/15/24..............................   2,468   2,493,302
ABB Finance USA, Inc.
     2.875%, 05/08/22..............................   1,921   1,900,526
Abbey National Treasury Services P.L.C.
     4.000%, 03/13/24..............................   3,779   3,960,683
Abbott Laboratories
     2.550%, 03/15/22..............................     344     344,441
     2.950%, 03/15/25..............................   6,870   6,855,896
AbbVie, Inc.
     2.900%, 11/06/22..............................   1,542   1,492,725
ACE INA Holdings, Inc.
     2.700%, 03/13/23..............................   2,820   2,717,070
     3.350%, 05/15/24..............................   2,820   2,846,832
Actavis, Inc.
     3.250%, 10/01/22..............................   4,165   4,080,130
Adobe Systems, Inc.
     3.250%, 02/01/25..............................   1,058   1,045,856
Advance Auto Parts, Inc.
     4.500%, 01/15/22..............................   1,410   1,474,092
Aetna, Inc.
     2.750%, 11/15/22..............................   4,583   4,500,978
     3.500%, 11/15/24..............................   2,953   2,976,456
Affiliated Managers Group, Inc.
     3.500%, 08/01/25..............................   1,410   1,354,077
Aflac, Inc.
     3.625%, 06/15/23..............................   2,115   2,161,217
     3.250%, 03/17/25..............................   6,064   5,988,582
Ahold Finance USA LLC
     6.875%, 05/01/29..............................     388     482,372
Air Products & Chemicals, Inc.
     2.750%, 02/03/23..............................     538     530,589

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
Alabama Power Co.
    2.800%, 04/01/25............................. $1,410 $1,353,059
Albemarle Corp.
    4.150%, 12/01/24.............................  1,335  1,322,512
Allstate Corp. (The)
    3.150%, 06/15/23.............................  2,468  2,476,892
Altera Corp.
    4.100%, 11/15/23.............................    821    859,241
Altria Group, Inc.
    4.750%, 05/05/21.............................  2,021  2,225,691
Amazon.com, Inc.
    3.800%, 12/05/24.............................  2,679  2,796,654
American Express Co.
    2.650%, 12/02/22.............................    353    345,502
American International Group, Inc.
#   4.875%, 06/01/22.............................  1,058  1,176,861
    4.125%, 02/15/24.............................  1,763  1,863,265
American Water Capital Corp.
    3.850%, 03/01/24.............................  1,166  1,232,687
Ameriprise Financial, Inc.
#   4.000%, 10/15/23.............................    705    740,552
AmerisourceBergen Corp.
    3.400%, 05/15/24.............................    673    664,965
Amgen, Inc.
    3.625%, 05/22/24.............................  3,526  3,584,366
#   3.125%, 05/01/25.............................  1,763  1,693,637
Anheuser-Busch InBev Finance, Inc.
    2.625%, 01/17/23.............................    141    133,982
Anheuser-Busch InBev Worldwide, Inc.
    4.375%, 02/15/21.............................  1,410  1,529,616
    2.500%, 07/15/22.............................  2,820  2,681,042
Anthem, Inc.
    3.125%, 05/15/22.............................  1,728  1,713,252
    3.500%, 08/15/24.............................  1,491  1,484,677
Aon Corp.
    5.000%, 09/30/20.............................    446    492,042
Aon P.L.C.
    4.000%, 11/27/23.............................  2,203  2,257,958
    3.500%, 06/14/24.............................  3,406  3,356,364
Apache Corp.
    3.250%, 04/15/22.............................  1,763  1,737,317
    2.625%, 01/15/23.............................    871    809,878
Apple, Inc.
    2.400%, 05/03/23.............................  4,231  4,137,199
    3.450%, 05/06/24.............................  8,814  9,137,474
    2.500%, 02/09/25.............................  1,763  1,694,393
Applied Materials, Inc.
    4.300%, 06/15/21.............................    353    379,370
Arizona Public Service Co.
    3.150%, 05/15/25.............................  3,349  3,362,878

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
Assurant, Inc.
    4.000%, 03/15/23............................. $3,526 $3,583,654
AT&T, Inc.
    3.000%, 02/15/22.............................  2,151  2,123,631
    3.400%, 05/15/25.............................  3,882  3,768,653
Autodesk, Inc.
    3.600%, 12/15/22.............................    705    700,389
Automatic Data Processing, Inc.
    3.375%, 09/15/25.............................  5,000  5,127,710
AutoZone, Inc.
    2.875%, 01/15/23.............................  2,087  2,033,013
Baker Hughes, Inc.
    3.200%, 08/15/21.............................    353    352,143
Baltimore Gas & Electric Co.
#   2.800%, 08/15/22.............................  1,773  1,755,818
Bank Nederlandse Gemeenten NV
    2.500%, 01/23/23.............................  3,526  3,586,273
Bank of America Corp.
    3.300%, 01/11/23.............................  2,468  2,461,694
    4.000%, 04/01/24.............................  5,993  6,171,154
Bank of New York Mellon Corp. (The)
    3.650%, 02/04/24.............................  5,797  5,942,163
    3.000%, 02/24/25.............................  1,410  1,393,751
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
    3.250%, 09/08/24.............................  1,763  1,747,486
Barclays Bank P.L.C.
#   3.750%, 05/15/24.............................  3,607  3,688,572
Barclays P.L.C.
    3.650%, 03/16/25.............................  5,080  4,912,990
Bayer U.S. Finance LLC
    3.375%, 10/08/24.............................  6,831  6,880,859
Beam Suntory, Inc.
    3.250%, 06/15/23.............................  2,195  2,134,495
Becton Dickinson and Co.
#   3.734%, 12/15/24.............................  1,363  1,395,126
Bemis Co., Inc.
    4.500%, 10/15/21.............................    353    372,106
Berkshire Hathaway Finance Corp.
    3.000%, 05/15/22.............................  1,763  1,788,237
Berkshire Hathaway, Inc.
    3.750%, 08/15/21.............................  1,410  1,504,325
    3.400%, 01/31/22.............................  1,763  1,861,539
    3.000%, 02/11/23.............................  2,468  2,505,514
BHP Billiton Finance USA, Ltd.
    3.250%, 11/21/21.............................    529    537,708
BNP Paribas SA
    3.250%, 03/03/23.............................  1,058  1,066,970
Boeing Co. (The)
    8.750%, 08/15/21.............................    538    719,779
    2.500%, 03/01/25.............................  3,526  3,409,903
Boston Scientific Corp.
    4.125%, 10/01/23.............................    811    824,853

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
BP Capital Markets P.L.C.
    2.500%, 11/06/22............................. $1,234 $1,194,333
    3.535%, 11/04/24.............................  1,234  1,252,350
BPCE SA
#   4.000%, 04/15/24.............................  4,231  4,404,357
Bristol-Myers Squibb Co.
    2.000%, 08/01/22.............................  1,082  1,054,059
Broadcom Corp.
    2.500%, 08/15/22.............................  2,785  2,722,240
Brown & Brown, Inc.
    4.200%, 09/15/24.............................  2,316  2,317,823
Brown-Forman Corp.
    2.250%, 01/15/23.............................    264    253,354
Buckeye Partners L.P.
    4.150%, 07/01/23.............................  1,058    959,327
Burlington Northern Santa Fe LLC
    3.000%, 04/01/25.............................  2,357  2,275,087
    7.000%, 12/15/25.............................    472    598,011
Campbell Soup Co.
#   4.250%, 04/15/21.............................    564    603,171
    2.500%, 08/02/22.............................  1,226  1,175,565
    3.300%, 03/19/25.............................  2,229  2,185,775
Canadian Natural Resources, Ltd.
    3.450%, 11/15/21.............................  1,851  1,800,220
    3.800%, 04/15/24.............................  1,763  1,667,121
Canadian Pacific Railway Co.
#   2.900%, 02/01/25.............................  1,666  1,590,658
    3.700%, 02/01/26.............................  2,115  2,135,615
Capital One Financial Corp.
    4.750%, 07/15/21.............................  2,256  2,474,963
    3.750%, 04/24/24.............................  1,939  1,967,496
Cardinal Health, Inc.
    4.625%, 12/15/20.............................    353    384,038
    3.200%, 06/15/22.............................  2,115  2,118,870
Caterpillar, Inc.
    2.600%, 06/26/22.............................  1,939  1,891,130
CBS Corp.
    3.375%, 03/01/22.............................  1,907  1,906,210
#   3.500%, 01/15/25.............................  1,058  1,026,702
Celgene Corp.
    4.000%, 08/15/23.............................  2,627  2,713,173
    3.625%, 05/15/24.............................  1,763  1,760,660
Cenovus Energy, Inc.
    3.000%, 08/15/22.............................  1,163  1,073,165
CenterPoint Energy Resources Corp.
    4.500%, 01/15/21.............................  1,058  1,118,439
CF Industries, Inc.
    3.450%, 06/01/23.............................  3,265  3,120,775
Charles Schwab Corp. (The)
    3.000%, 03/10/25.............................  4,689  4,604,959
Chevron Corp.
    2.355%, 12/05/22.............................  3,526  3,440,308
    3.191%, 06/24/23.............................  8,686  8,883,146

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
Cigna Corp.
    4.000%, 02/15/22............................. $2,248 $2,340,292
Cisco Systems, Inc.
    3.625%, 03/04/24.............................  1,058  1,117,169
Citigroup, Inc.
    5.375%, 08/09/20.............................    161    181,082
    4.500%, 01/14/22.............................    811    877,411
    3.875%, 10/25/23.............................  2,468  2,553,168
#   3.750%, 06/16/24.............................  1,410  1,438,885
    3.300%, 04/27/25.............................  4,231  4,137,372
Clorox Co. (The)
    3.500%, 12/15/24.............................  1,763  1,773,909
CME Group, Inc.
    3.000%, 03/15/25.............................    471    468,511
CMS Energy Corp.
    3.875%, 03/01/24.............................    705    726,190
CNA Financial Corp.
    5.750%, 08/15/21.............................  2,849  3,233,219
Coach, Inc.
    4.250%, 04/01/25.............................    534    506,064
Coca-Cola Co. (The)
    3.300%, 09/01/21.............................    934    982,872
    3.200%, 11/01/23.............................  7,115  7,383,420
Colgate-Palmolive Co.
    1.950%, 02/01/23.............................  1,058  1,016,029
Comcast Cable Communications Holdings, Inc.
    9.455%, 11/15/22.............................  1,629  2,265,175
Comcast Corp.
    3.375%, 08/15/25.............................  1,234  1,256,409
Commonwealth Bank of Australia
#   5.000%, 03/19/20.............................    432    477,930
Computer Sciences Corp.
    4.450%, 09/15/22.............................  1,763  1,801,194
ConAgra Foods, Inc.
    3.200%, 01/25/23.............................  3,268  3,116,979
ConocoPhillips Co.
    2.400%, 12/15/22.............................  1,058  1,011,528
#   3.350%, 11/15/24.............................  2,468  2,440,213
Consolidated Edison Co. of New York, Inc.
#   3.300%, 12/01/24.............................    705    715,523
Cooperatieve Centrale Raiffeisen-Boerenleenbank
 BA
    3.875%, 02/08/22.............................  5,606  5,935,930
Corning, Inc.
    3.700%, 11/15/23.............................  1,493  1,521,925
Cox Communications, Inc.
    3.850%, 02/01/25.............................  3,741  3,469,052
CR Bard, Inc.
    4.400%, 01/15/21.............................    282    300,836
Credit Agricole SA
    3.875%, 04/15/24.............................  4,678  4,806,659

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
Credit Suisse New York
    3.000%, 10/29/21............................. $1,639 $1,649,858
    3.625%, 09/09/24.............................  4,299  4,332,536
CSX Corp.
    4.250%, 06/01/21.............................  2,468  2,643,263
CVS Health Corp.
    3.375%, 08/12/24.............................  5,243  5,251,882
Cytec Industries, Inc.
#   3.500%, 04/01/23.............................  2,115  2,054,691
Daimler Finance North America LLC
    3.250%, 08/01/24.............................  1,128  1,104,851
Deutsche Bank AG
#   3.700%, 05/30/24.............................  5,311  5,318,733
Devon Energy Corp.
#   3.250%, 05/15/22.............................  3,808  3,665,783
Diageo Investment Corp.
    2.875%, 05/11/22.............................    617    613,830
DIRECTV Holdings LLC / DIRECTV Financing Co.,
 Inc.
    3.800%, 03/15/22.............................  2,785  2,852,467
Discovery Communications LLC
#   3.300%, 05/15/22.............................    776    765,203
    3.250%, 04/01/23.............................    353    336,883
    3.450%, 03/15/25.............................  1,763  1,646,452
Dollar General Corp.
    3.250%, 04/15/23.............................  3,710  3,545,265
Dominion Gas Holdings LLC
    3.600%, 12/15/24.............................  1,763  1,741,349
Dominion Resources, Inc.
    4.450%, 03/15/21.............................    846    907,755
    3.625%, 12/01/24.............................    705    704,715
Dover Corp.
    3.150%, 11/15/25.............................  2,100  2,094,139
Dow Chemical Co. (The)
    3.000%, 11/15/22.............................    353    346,822
#   3.500%, 10/01/24.............................  4,106  4,028,668
DTE Energy Co.
    3.850%, 12/01/23.............................    529    548,116
Duke Energy Corp.
    3.050%, 08/15/22.............................  1,348  1,338,129
    3.750%, 04/15/24.............................  2,468  2,549,846
Eastman Chemical Co.
    4.500%, 01/15/21.............................    699    747,212
    3.600%, 08/15/22.............................    335    338,832
Eaton Corp.
    2.750%, 11/02/22.............................    881    863,590
eBay, Inc.
    2.600%, 07/15/22.............................  1,481  1,385,360
EI du Pont de Nemours & Co.
    2.800%, 02/15/23.............................    914    881,530
EMC Corp.
    3.375%, 06/01/23.............................  2,468  2,079,233
EMD Finance LLC
    2.950%, 03/19/22.............................  2,820  2,774,209
Emerson Electric Co.
    3.150%, 06/01/25.............................  2,926  2,939,659

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
Enbridge Energy Partners L.P.
#   4.200%, 09/15/21............................. $   676 $   656,600
Enbridge, Inc.
    4.000%, 10/01/23.............................   2,468   2,278,687
    3.500%, 06/10/24.............................     705     626,929
Encana Corp.
    3.900%, 11/15/21.............................   1,435   1,334,830
Energy Transfer Partners L.P.
    3.600%, 02/01/23.............................   3,878   3,429,928
Enterprise Products Operating LLC
    3.900%, 02/15/24.............................   1,146   1,133,944
EOG Resources, Inc.
    4.100%, 02/01/21.............................     948   1,016,600
    3.150%, 04/01/25.............................     978     970,054
ERAC USA Finance LLC
    3.850%, 11/15/24.............................   1,058   1,071,033
European Investment Bank
    3.250%, 01/29/24.............................   1,763   1,896,910
Eversource Energy
    2.800%, 05/01/23.............................   3,454   3,343,990
Exelon Generation Co. LLC
    4.250%, 06/15/22.............................   1,763   1,796,887
Express Scripts Holding Co.
    3.900%, 02/15/22.............................   2,627   2,715,047
#   3.500%, 06/15/24.............................   4,596   4,540,834
Exxon Mobil Corp.
    3.176%, 03/15/24.............................  12,692  13,106,419
FedEx Corp.
    2.625%, 08/01/22.............................   2,292   2,238,541
    4.000%, 01/15/24.............................   1,410   1,471,398
    3.200%, 02/01/25.............................   2,062   2,020,397
Fifth Third Bancorp
    3.500%, 03/15/22.............................   2,644   2,693,501
FMC Technologies, Inc.
    3.450%, 10/01/22.............................   3,041   2,801,494
Ford Motor Credit Co. LLC
    4.375%, 08/06/23.............................   4,583   4,840,542
Gap, Inc. (The)
    5.950%, 04/12/21.............................     881     936,942
GATX Corp.
    3.250%, 03/30/25.............................   2,820   2,631,528
General Dynamics Corp.
    2.250%, 11/15/22.............................   2,644   2,551,941
General Electric Co.
    3.375%, 03/11/24.............................   1,763   1,814,351
General Mills, Inc.
    3.150%, 12/15/21.............................   1,058   1,074,129
Georgia Power Co.
    2.850%, 05/15/22.............................     899     883,307
Gilead Sciences, Inc.
    3.700%, 04/01/24.............................   3,526   3,644,572
GlaxoSmithKline Capital, Inc.
    2.800%, 03/18/23.............................   3,684   3,679,587
Goldcorp, Inc.
    3.625%, 06/09/21.............................   1,939   1,901,882

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
Goldman Sachs Group, Inc. (The)
    6.000%, 06/15/20............................. $  758 $  868,482
    5.250%, 07/27/21.............................  1,234  1,377,208
    4.000%, 03/03/24.............................  6,346  6,538,944
Great Plains Energy, Inc.
    4.850%, 06/01/21.............................    705    766,732
Halliburton Co.
    3.500%, 08/01/23.............................  3,526  3,522,654
Harley-Davidson, Inc.
    3.500%, 07/28/25.............................  1,980  1,994,884
Hartford Financial Services Group, Inc. (The)
    5.125%, 04/15/22.............................  2,820  3,121,399
Hershey Co. (The)
    2.625%, 05/01/23.............................  1,067  1,052,765
Hess Corp.
    3.500%, 07/15/24.............................  1,789  1,667,844
Hewlett-Packard Co.
    4.375%, 09/15/21.............................  6,875  7,039,044
Home Depot, Inc. (The)
    2.700%, 04/01/23.............................    705    699,606
Hormel Foods Corp.
    4.125%, 04/15/21.............................    814    896,295
HSBC Holdings P.L.C.
    4.000%, 03/30/22.............................  1,058  1,115,515
HSBC USA, Inc.
    3.500%, 06/23/24.............................  4,760  4,824,346
Humana, Inc.
    3.850%, 10/01/24.............................  4,074  4,142,789
Husky Energy, Inc.
    4.000%, 04/15/24.............................    520    492,919
Hyatt Hotels Corp.
    3.375%, 07/15/23.............................  1,066    992,651
Illinois Tool Works, Inc.
    3.500%, 03/01/24.............................  3,526  3,657,742
Ingersoll-Rand Luxembourg Finance SA
    3.550%, 11/01/24.............................  3,680  3,645,368
Intel Corp.
    2.700%, 12/15/22.............................  1,058  1,060,818
Inter-American Development Bank
    7.000%, 06/15/25.............................  2,115  2,878,646
    6.750%, 07/15/27.............................  1,058  1,483,013
Intercontinental Exchange, Inc.
    4.000%, 10/15/23.............................    556    575,012
International Business Machines Corp.
    3.375%, 08/01/23.............................  2,401  2,440,172
#   3.625%, 02/12/24.............................  5,288  5,441,014
International Paper Co.
    3.650%, 06/15/24.............................  1,058  1,046,713
    3.800%, 01/15/26.............................    578    577,025
Interpublic Group of Cos., Inc. (The)
    4.200%, 04/15/24.............................  2,151  2,146,567

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
Intesa Sanpaolo SpA
#   5.250%, 01/12/24............................. $3,526 $3,835,198
ITC Holdings Corp.
    3.650%, 06/15/24.............................  3,173  3,187,583
JM Smucker Co. (The)
    3.500%, 03/15/25.............................  5,000  5,023,960
John Deere Capital Corp.
    3.350%, 06/12/24.............................    846    865,625
Johnson & Johnson
    3.375%, 12/05/23.............................  3,526  3,751,403
Johnson Controls, Inc.
    3.625%, 07/02/24.............................    541    524,743
JPMorgan Chase & Co.
    4.350%, 08/15/21.............................  1,481  1,586,461
    3.625%, 05/13/24.............................  4,287  4,334,641
    3.900%, 07/15/25.............................  2,820  2,891,887
Juniper Networks, Inc.
    4.600%, 03/15/21.............................  1,410  1,468,521
    4.500%, 03/15/24.............................  2,327  2,326,837
Kerr-McGee Corp.
    6.950%, 07/01/24.............................  2,433  2,853,656
KeyCorp
    5.100%, 03/24/21.............................  2,468  2,748,078
Kimberly-Clark Corp.
    2.400%, 06/01/23.............................  1,058  1,030,336
Kinder Morgan Energy Partners L.P.
    5.300%, 09/15/20.............................    705    734,191
    5.800%, 03/01/21.............................    194    202,405
    4.150%, 03/01/22.............................    846    806,663
    3.500%, 09/01/23.............................  1,763  1,535,760
KLA-Tencor Corp.
    4.650%, 11/01/24.............................  2,315  2,331,992
Kohl's Corp.
#   3.250%, 02/01/23.............................    705    680,756
    4.750%, 12/15/23.............................  3,526  3,695,072
#   4.250%, 07/17/25.............................  2,820  2,809,730
Koninklijke Philips NV
    3.750%, 03/15/22.............................    819    835,364
Kraft Foods Group, Inc.
    3.500%, 06/06/22.............................  5,040  5,141,415
Kroger Co. (The)
    3.850%, 08/01/23.............................  3,219  3,342,973
L-3 Communications Corp.
    3.950%, 05/28/24.............................  3,979  3,800,136
Laboratory Corp. of America Holdings
    4.000%, 11/01/23.............................  2,115  2,143,950
Legg Mason, Inc.
    3.950%, 07/15/24.............................  2,609  2,609,164
Liberty Mutual Group, Inc.
    5.000%, 06/01/21.............................  3,672  3,953,573
Lincoln National Corp.
    6.250%, 02/15/20.............................     63     71,723
Lloyds Bank P.L.C.
    3.500%, 05/14/25.............................  1,763  1,766,316

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
Lockheed Martin Corp.
#   2.900%, 03/01/25............................. $2,468 $2,382,447
Loews Corp.
    2.625%, 05/15/23.............................  1,010    965,966
Lowe's Cos., Inc.
    3.120%, 04/15/22.............................    705    719,786
    3.875%, 09/15/23.............................    287    302,861
    3.375%, 09/15/25.............................  1,551  1,567,168
LyondellBasell Industries NV
#   5.750%, 04/15/24.............................  3,173  3,594,930
Macy's Retail Holdings, Inc.
    3.875%, 01/15/22.............................  4,567  4,649,443
    2.875%, 02/15/23.............................  2,292  2,144,583
#   3.625%, 06/01/24.............................  1,763  1,697,187
Magellan Midstream Partners L.P.
    4.250%, 02/01/21.............................    836    874,599
Manufacturers & Traders Trust Co.
    2.900%, 02/06/25.............................  4,372  4,211,985
Marathon Oil Corp.
    2.800%, 11/01/22.............................  2,115  1,891,540
Marathon Petroleum Corp.
    3.625%, 09/15/24.............................  4,513  4,396,398
Markel Corp.
    3.625%, 03/30/23.............................    705    703,040
Marsh & McLennan Cos., Inc.
    3.500%, 06/03/24.............................  4,583  4,578,495
MasterCard, Inc.
    3.375%, 04/01/24.............................    984  1,011,670
McDonald's Corp.
    2.625%, 01/15/22.............................  1,022  1,008,024
McKesson Corp.
    3.796%, 03/15/24.............................  1,851  1,892,607
Medtronic, Inc.
    3.125%, 03/15/22.............................  1,201  1,231,308
    3.625%, 03/15/24.............................    212    220,642
Merck & Co., Inc.
    2.800%, 05/18/23.............................  2,820  2,836,500
MetLife, Inc.
    3.600%, 04/10/24.............................  7,166  7,369,930
Microsoft Corp.
    3.625%, 12/15/23.............................  5,118  5,427,393
#   2.700%, 02/12/25.............................  1,058  1,042,282
Mobil Corp.
    8.625%, 08/15/21.............................    710    950,469
Molson Coors Brewing Co.
#   3.500%, 05/01/22.............................  2,820  2,797,079
Mondelez International, Inc.
    4.000%, 02/01/24.............................  5,593  5,840,742
Monsanto Co.
    5.500%, 08/15/25.............................  1,234  1,372,061
Morgan Stanley
    5.500%, 07/28/21.............................  2,933  3,320,637
    3.875%, 04/29/24.............................  3,878  3,990,237
Mosaic Co. (The)
    4.250%, 11/15/23.............................  1,939  1,968,166

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
Motorola Solutions, Inc.
    3.750%, 05/15/22............................. $1,763 $1,623,321
    3.500%, 03/01/23.............................  1,763  1,573,042
MUFG Americas Holdings Corp.
    3.500%, 06/18/22.............................  3,014  3,069,346
Mylan, Inc.
    4.200%, 11/29/23.............................  2,468  2,442,441
Nasdaq, Inc.
    4.250%, 06/01/24.............................  1,551  1,576,463
National Australia Bank, Ltd.
    3.000%, 01/20/23.............................  3,526  3,538,211
National Oilwell Varco, Inc.
    2.600%, 12/01/22.............................  5,354  4,976,548
NetApp, Inc.
    3.250%, 12/15/22.............................    599    572,812
Newell Rubbermaid, Inc.
    4.000%, 06/15/22.............................    631    649,250
NextEra Energy Capital Holdings, Inc.
    4.500%, 06/01/21.............................    457    489,958
Nisource Finance Corp.
    6.125%, 03/01/22.............................  2,475  2,872,572
    3.850%, 02/15/23.............................    388    400,891
Noble Energy, Inc.
    4.150%, 12/15/21.............................  3,173  3,209,959
#   3.900%, 11/15/24.............................  3,526  3,357,669
Nomura Holdings, Inc.
    6.700%, 03/04/20.............................  2,510  2,923,224
Nordstrom, Inc.
    4.000%, 10/15/21.............................    529    560,448
Norfolk Southern Corp.
    2.903%, 02/15/23.............................  2,468  2,408,985
Novartis Capital Corp.
    3.400%, 05/06/24.............................  3,349  3,490,827
Nucor Corp.
    4.000%, 08/01/23.............................  1,234  1,254,602
O'Reilly Automotive, Inc.
    3.800%, 09/01/22.............................    397    403,380
Occidental Petroleum Corp.
    2.700%, 02/15/23.............................  3,050  2,982,949
Ohio Power Co.
    5.375%, 10/01/21.............................  1,271  1,443,796
Omnicom Group, Inc.
    3.650%, 11/01/24.............................    705    699,999
ONEOK Partners L.P.
    3.375%, 10/01/22.............................    669    591,811
Ontario, Province of Canada
#   2.450%, 06/29/22.............................    599    600,248
Oracle Corp.
    2.500%, 10/15/22.............................  1,058  1,036,523
    2.950%, 05/15/25.............................    917    897,398
Pacific Gas & Electric Co.
    3.850%, 11/15/23.............................  1,763  1,841,965
    3.750%, 02/15/24.............................  3,582  3,685,616
    3.500%, 06/15/25.............................  2,362  2,387,375
Packaging Corp. of America
#   4.500%, 11/01/23.............................  2,142  2,257,004

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
Parker-Hannifin Corp.
    3.300%, 11/21/24............................. $3,356 $3,415,962
PepsiCo, Inc.
    2.750%, 03/05/22.............................    848    856,354
    2.750%, 03/01/23.............................  2,468  2,466,280
#   3.500%, 07/17/25.............................  3,526  3,645,926
Pernod Ricard SA
    4.450%, 01/15/22.............................  3,526  3,686,673
Perrigo Finance P.L.C.
    3.500%, 12/15/21.............................  2,391  2,339,978
    3.900%, 12/15/24.............................  2,115  2,036,225
Pfizer, Inc.
    3.000%, 06/15/23.............................  1,058  1,068,165
    3.400%, 05/15/24.............................  3,526  3,587,596
Philip Morris International, Inc.
    2.500%, 08/22/22.............................    530    522,266
    3.250%, 11/10/24.............................  2,179  2,208,918
Phillips 66
#   4.300%, 04/01/22.............................  3,966  4,210,052
Pitney Bowes, Inc.
    4.625%, 03/15/24.............................  3,330  3,325,971
Plains All American Pipeline L.P. / PAA Finance
 Corp.
    5.000%, 02/01/21.............................    353    376,967
    2.850%, 01/31/23.............................  1,410  1,290,868
    3.850%, 10/15/23.............................    801    767,859
PNC Bank NA
    3.300%, 10/30/24.............................  1,763  1,765,904
    2.950%, 02/23/25.............................  4,407  4,286,226
PNC Funding Corp.
    3.300%, 03/08/22.............................    517    532,795
PPL Capital Funding, Inc.
    3.400%, 06/01/23.............................  2,676  2,678,069
Praxair, Inc.
    2.200%, 08/15/22.............................    441    422,183
Precision Castparts Corp.
    2.500%, 01/15/23.............................  2,820  2,729,946
Principal Financial Group, Inc.
    3.125%, 05/15/23.............................  4,018  3,933,076
Private Export Funding Corp.
    4.300%, 12/15/21.............................    496    552,292
Progressive Corp. (The)
    3.750%, 08/23/21.............................  2,397  2,554,166
Province of British Columbia, Canada
    6.500%, 01/15/26.............................  4,363  5,724,967
Prudential Financial, Inc.
#   3.500%, 05/15/24.............................  5,288  5,375,178
PSEG Power LLC
#   4.300%, 11/15/23.............................  2,122  2,163,419
QUALCOMM, Inc.
    3.450%, 05/20/25.............................  3,526  3,391,635
Quebec, Province of Canada
    2.625%, 02/13/23.............................  2,468  2,480,537
Quest Diagnostics, Inc.
    4.700%, 04/01/21.............................  2,115  2,284,615
    3.500%, 03/30/25.............................    212    205,288

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount   Value+
                                                      ------   ------
                                                      (000)
Raytheon Co.
        2.500%, 12/15/22............................. $  776 $  765,132
Reinsurance Group of America, Inc.
        5.000%, 06/01/21.............................    529    574,607
        4.700%, 09/15/23.............................  2,115  2,255,656
Republic Services, Inc.
        3.550%, 06/01/22.............................  1,410  1,451,326
Reynolds American, Inc.
#       6.875%, 05/01/20.............................    705    816,042
#       3.250%, 11/01/22.............................  3,016  3,001,786
Rio Tinto Finance USA P.L.C.
        2.875%, 08/21/22.............................  1,763  1,707,619
Rio Tinto Finance USA, Ltd.
        4.125%, 05/20/21.............................  1,340  1,408,727
Rockwell Automation, Inc.
        2.875%, 03/01/25.............................    705    696,098
Rogers Communications, Inc.
#       3.000%, 03/15/23.............................    973    952,413
        4.100%, 10/01/23.............................    687    712,791
Sanofi
        4.000%, 03/29/21.............................    687    741,763
SCANA Corp.
        4.125%, 02/01/22.............................  1,070  1,064,641
Scripps Networks Interactive, Inc.
        3.500%, 06/15/22.............................  1,516  1,466,765
        3.900%, 11/15/24.............................  2,961  2,878,483
Sempra Energy
        4.050%, 12/01/23.............................  2,316  2,423,870
        3.550%, 06/15/24.............................  3,596  3,641,410
Shell International Finance BV
        3.400%, 08/12/23.............................  5,288  5,429,190
Sherwin-Williams Co.
        3.450%, 08/01/25.............................  2,503  2,558,869
Siemens Financieringsmaatschappij NV
        6.125%, 08/17/26.............................  2,080  2,580,793
Spectra Energy Capital LLC
        3.300%, 03/15/23.............................  3,623  3,206,913
Spectra Energy Partners L.P.
        4.750%, 03/15/24.............................  1,763  1,814,035
St Jude Medical, Inc.
        3.250%, 04/15/23.............................  1,763  1,742,879
StanCorp Financial Group, Inc.
        5.000%, 08/15/22.............................  1,763  1,873,336
Staples, Inc.
#       4.375%, 01/12/23.............................    705    687,410
Starwood Hotels & Resorts Worldwide, Inc.
        3.125%, 02/15/23.............................  1,763  1,699,250
State Street Corp.
        3.300%, 12/16/24.............................  5,926  5,998,902
Statoil ASA
        2.450%, 01/17/23.............................  3,526  3,401,567
        2.650%, 01/15/24.............................  3,829  3,687,254

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
Stryker Corp.
    3.375%, 05/15/24............................. $  282 $  285,955
    3.375%, 11/01/25.............................  6,000  5,999,994
Sumitomo Mitsui Banking Corp.
    3.950%, 07/19/23.............................  3,229  3,376,175
Suncor Energy, Inc.
    3.600%, 12/01/24.............................  4,407  4,389,015
Sunoco Logistics Partners Operations L.P.
    4.650%, 02/15/22.............................  1,021    988,723
SunTrust Bank
    2.750%, 05/01/23.............................  1,728  1,665,566
Target Corp.
#   2.900%, 01/15/22.............................  1,825  1,868,605
TD Ameritrade Holding Corp.
    2.950%, 04/01/22.............................  2,291  2,282,455
    3.625%, 04/01/25.............................  3,526  3,608,198
Telefonica Emisiones SAU
    4.570%, 04/27/23.............................  2,468  2,595,870
Thomson Reuters Corp.
#   4.300%, 11/23/23.............................  2,820  2,932,670
    3.850%, 09/29/24.............................    365    362,661
TIAA Asset Management Finance Co. LLC
    4.125%, 11/01/24.............................  1,410  1,436,141
Time Warner, Inc.
    4.000%, 01/15/22.............................    635    665,002
    3.550%, 06/01/24.............................  2,468  2,458,518
TJX Cos., Inc. (The)
    2.500%, 05/15/23.............................  2,270  2,206,973
Total Capital International SA
    3.750%, 04/10/24.............................  5,288  5,530,899
Toyota Motor Credit Corp.
    3.300%, 01/12/22.............................  3,584  3,722,056
    2.625%, 01/10/23.............................  3,526  3,479,312
TransAlta Corp.
#   4.500%, 11/15/22.............................  2,129  2,042,177
TransCanada PipeLines, Ltd.
    3.800%, 10/01/20.............................    705    746,753
    2.500%, 08/01/22.............................  1,802  1,700,183
Tyson Foods, Inc.
    4.500%, 06/15/22.............................  4,406  4,686,437
Union Pacific Corp.
    2.750%, 04/15/23.............................    353    349,532
    3.250%, 01/15/25.............................  5,241  5,350,479
United Technologies Corp.
    7.500%, 09/15/29.............................    338    471,578
UnitedHealth Group, Inc.
    2.750%, 02/15/23.............................  4,777  4,701,275
    3.750%, 07/15/25.............................  1,833  1,912,123
Unum Group
#   4.000%, 03/15/24.............................    705    718,164
Verizon Communications, Inc.
    4.600%, 04/01/21.............................  1,428  1,555,962
    5.150%, 09/15/23.............................  4,936  5,494,025

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
Viacom, Inc.
    4.500%, 03/01/21............................. $1,022 $1,069,651
#   4.250%, 09/01/23.............................    353    351,384
    3.875%, 04/01/24.............................  1,987  1,885,045
Vodafone Group P.L.C.
    4.375%, 03/16/21.............................  1,587  1,697,262
    2.500%, 09/26/22.............................  4,231  3,964,197
Wal-Mart Stores, Inc.
    2.550%, 04/11/23.............................  3,173  3,154,904
    3.300%, 04/22/24.............................  2,468  2,564,393
Walgreen Co.
    3.100%, 09/15/22.............................  2,512  2,427,421
Walgreens Boots Alliance, Inc.
    3.300%, 11/18/21.............................  3,349  3,347,687
Walt Disney Co. (The)
    3.150%, 09/17/25.............................  3,526  3,623,374
Waste Management, Inc.
    4.600%, 03/01/21.............................  1,008  1,098,929
Wells Fargo & Co.
    3.500%, 03/08/22.............................  4,830  5,024,296
    3.000%, 02/19/25.............................  3,526  3,420,365
Western Gas Partners L.P.
    4.000%, 07/01/22.............................  1,330  1,273,378
Western Union Co. (The)
    5.253%, 04/01/20.............................  1,258  1,376,863
Whirlpool Corp.
    4.700%, 06/01/22.............................  1,058  1,130,967
Whirpool Corp.
    3.700%, 05/01/25.............................  2,468  2,433,569
Williams Partners L.P.
    4.000%, 11/15/21.............................  1,234  1,167,687
    3.350%, 08/15/22.............................    458    405,712

                                                       Face
                                                      Amount       Value+
                                                      ------       ------
                                                      (000)
Wisconsin Electric Power Co.
      3.100%, 06/01/25............................. $    1,763 $    1,768,492
Wyndham Worldwide Corp.
      3.900%, 03/01/23.............................      3,904      3,760,508
Xerox Corp.
      4.500%, 05/15/21                                   1,763      1,761,993
#     3.800%, 05/15/24.............................      2,468      2,265,547
Yum! Brands, Inc.
      3.750%, 11/01/21.............................      2,055      1,937,290
Zoetis, Inc.
      3.250%, 02/01/23.............................      2,468      2,363,675
                                                               --------------
TOTAL BONDS........................................               989,200,404
                                                               --------------

U.S. TREASURY OBLIGATIONS -- (0.8%)
U.S. Treasury Bonds
      6.125%, 08/15/29.............................      2,288      3,290,470
      6.250%, 05/15/30.............................      4,000      5,877,396
                                                               --------------
TOTAL U.S. TREASURY OBLIGATIONS...............................      9,167,866
                                                               --------------
TOTAL INVESTMENT SECURITIES...................................  1,052,006,484
                                                               --------------

                                                      Shares
                                                      ------         -
SECURITIES LENDING COLLATERAL -- (5.4%)
(S)@  DFA Short Term Investment Fund...............  5,189,146     60,038,420
                                                               --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,119,537,960)............................             $1,112,044,904
                                                               ==============

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                 Level 1    Level 2     Level 3     Total
                                 ------- -------------- ------- --------------
  Agency Obligations............   --    $   53,638,214   --    $   53,638,214
  Bonds.........................   --       989,200,404   --       989,200,404
  U.S. Treasury Obligations.....   --         9,167,866   --         9,167,866
  Securities Lending Collateral.   --        60,038,420   --        60,038,420
                                   --    --------------   --    --------------
  TOTAL.........................   --    $1,112,044,904   --    $1,112,044,904
                                   ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                         DFA TARGETED CREDIT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                             Face
                                                            Amount^   Value+
                                                            -------   ------
                                                             (000)
BONDS -- (99.2%)
AUSTRALIA -- (2.3%)
Commonwealth Bank of Australia
              2.300%, 03/12/20.............................  $  500 $  498,696
#             5.000%, 03/19/20.............................   1,000  1,106,320
Macquarie Group, Ltd.
              6.000%, 01/14/20.............................   1,150  1,275,926
National Australia Bank, Ltd.
              2.625%, 07/23/20.............................     500    505,720
Origin Energy Finance, Ltd.
              3.500%, 10/09/18.............................     835    819,074
Westpac Banking Corp.
              2.300%, 05/26/20.............................     750    754,279
                                                                    ----------
TOTAL AUSTRALIA............................................          4,960,015
                                                                    ----------

CANADA -- (4.2%)
Canadian Natural Resources, Ltd.
              6.000%, 08/15/16.............................     750    779,185
Cenovus Energy, Inc.
              5.700%, 10/15/19.............................     800    866,929
Encana Corp.
              6.500%, 05/15/19.............................   1,000  1,079,292
Goldcorp, Inc.
#             2.125%, 03/15/18.............................     800    787,344
Husky Energy, Inc.
              7.250%, 12/15/19.............................     925  1,056,181
Petro-Canada
              6.050%, 05/15/18.............................   1,250  1,368,289
Royal Bank of Canada
              2.150%, 03/06/20.............................   1,000    996,962
Thomson Reuters Corp.
              6.500%, 07/15/18.............................     500    557,780
Toronto-Dominion Bank (The)
              2.250%, 11/05/19.............................   1,500  1,510,350
TransCanada PipeLines, Ltd.
              7.125%, 01/15/19.............................     200    229,134
                                                                    ----------
TOTAL CANADA...............................................          9,231,446
                                                                    ----------

DENMARK -- (1.1%)
AP Moeller - Maersk A.S.
              2.875%, 09/28/20.............................   1,000    993,734
Danske Bank A.S.
              2.750%, 09/17/20.............................   1,500  1,512,549
                                                                    ----------
TOTAL DENMARK..............................................          2,506,283
                                                                    ----------

FRANCE -- (1.6%)
BNP Paribas SA
              2.450%, 03/17/19.............................   1,000  1,009,159
BPCE SA
              2.500%, 12/10/18.............................     250    253,772
              2.250%, 01/27/20.............................   1,000    999,620
Dexia Credit Local SA
              1.875%, 01/29/20.............................     500    496,483

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
FRANCE -- (Continued)
Orange SA
    2.750%, 09/14/16.............................  $  232 $  235,538
    5.375%, 07/08/19.............................     500    555,793
                                                          ----------
TOTAL FRANCE.....................................          3,550,365
                                                          ----------

GERMANY -- (0.6%)
Deutsche Bank AG
    6.000%, 09/01/17.............................     280    300,880
    2.950%, 08/20/20.............................   1,000  1,003,025
                                                          ----------
TOTAL GERMANY....................................          1,303,905
                                                          ----------

IRELAND -- (1.0%)
GE Capital International Funding Co.
    0.964%, 04/15/16.............................   1,162  1,161,771
Iberdrola Finance Ireland, Ltd.
    5.000%, 09/11/19.............................     974  1,064,922
                                                          ----------
TOTAL IRELAND....................................          2,226,693
                                                          ----------

ITALY -- (0.5%)
Intesa Sanpaolo SpA
    3.875%, 01/15/19.............................   1,075  1,118,065
                                                          ----------

JAPAN -- (1.3%)
Mizuho Bank, Ltd.
    2.450%, 04/16/19.............................   1,000  1,002,252
Nomura Holdings, Inc.
    6.700%, 03/04/20.............................     300    349,330
    6.700%, 03/04/20.............................     500    582,316
Sumitomo Mitsui Banking Corp.
    2.450%, 01/16/20.............................   1,000  1,001,617
                                                          ----------
TOTAL JAPAN......................................          2,935,515
                                                          ----------

NETHERLANDS -- (3.4%)
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
    2.250%, 01/14/20.............................   1,000  1,000,963
Deutsche Telekom International Finance BV
    2.250%, 03/06/17.............................     800    807,506
E.ON International Finance BV
    5.800%, 04/30/18.............................     800    866,780
Enel Finance International NV
    6.250%, 09/15/17.............................   1,200  1,296,672
Heineken NV
    1.400%, 10/01/17.............................   1,300  1,300,582
ING Bank NV
    2.500%, 10/01/19.............................     250    251,842
LyondellBasell Industries NV
    5.000%, 04/15/19.............................     750    807,020
Shell International Finance BV
    2.125%, 05/11/20.............................   1,000  1,002,120
                                                          ----------
TOTAL NETHERLANDS................................          7,333,485
                                                          ----------

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
SPAIN -- (0.5%)
Telefonica Emisiones SAU
    5.134%, 04/27/20.............................  $1,000 $ 1,100,809
                                                          -----------

SWEDEN -- (1.0%)
Nordea Bank AB
    4.875%, 01/27/20.............................   1,000   1,104,081
    2.500%, 09/17/20.............................     500     502,612
Svenska Handelsbanken AB
    5.125%, 03/30/20.............................     500     559,030
                                                          -----------
TOTAL SWEDEN.....................................           2,165,723
                                                          -----------

SWITZERLAND -- (0.9%)
Credit Suisse AG New York
    2.300%, 05/28/19.............................   1,000   1,005,482
UBS AG
    2.375%, 08/14/19.............................     250     251,391
    2.375%, 08/14/19.............................     750     753,762
                                                          -----------
TOTAL SWITZERLAND................................           2,010,635
                                                          -----------

UNITED KINGDOM -- (5.1%)
Abbey National Treasury Services P.L.C.
    2.375%, 03/16/20.............................   1,000   1,001,408
Anglo American Capital P.L.C.
#   3.625%, 05/14/20.............................     500     437,569
Barclays P.L.C.
    2.750%, 11/08/19.............................   1,000   1,002,452
BP Capital Markets P.L.C.
    2.315%, 02/13/20.............................   1,000   1,006,600
British Telecommunications P.L.C.
    1.250%, 02/14/17.............................     800     799,739
GlaxoSmithKline Capital P.L.C.
    1.500%, 05/08/17.............................     850     856,476
Imperial Tobacco Finance P.L.C.
    2.950%, 07/21/20.............................   1,000   1,004,981
Lloyds Bank P.L.C.
    4.200%, 03/28/17.............................     250     260,214
    1.750%, 03/16/18.............................   1,000   1,002,390
Nationwide Building Society
    2.350%, 01/21/20.............................   1,000     999,814
Royal Bank of Scotland Group P.L.C.
    6.400%, 10/21/19.............................     500     558,423
Sky P.L.C.
    2.625%, 09/16/19.............................     750     754,468
Vodafone Group P.L.C.
    5.625%, 02/27/17.............................     400     421,879
    1.250%, 09/26/17.............................     500     497,017
    5.450%, 06/10/19.............................     400     443,000
                                                          -----------
TOTAL UNITED KINGDOM.............................          11,046,430
                                                          -----------

UNITED STATES -- (75.7%)
AbbVie, Inc.
    2.500%, 05/14/20.............................   1,400   1,384,523
Actavis, Inc.
    1.875%, 10/01/17.............................     750     748,747

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Aetna, Inc.
    2.200%, 03/15/19.............................  $1,000 $1,001,577
Agilent Technologies, Inc.
    5.000%, 07/15/20.............................   1,000  1,074,853
Airgas, Inc.
    1.650%, 02/15/18.............................     400    397,648
    3.050%, 08/01/20.............................     700    708,327
Altria Group, Inc.
    2.625%, 01/14/20.............................     800    807,574
Amazon.com, Inc.
    2.600%, 12/05/19.............................   1,007  1,031,155
American Express Credit Corp.
    2.250%, 08/15/19.............................   1,000  1,004,205
American Honda Finance Corp.
    1.550%, 12/11/17.............................   1,150  1,154,242
American International Group, Inc.
    2.300%, 07/16/19.............................     500    503,382
Ameriprise Financial, Inc.
    5.300%, 03/15/20.............................      17     19,092
Amgen, Inc.
    2.200%, 05/22/19.............................   1,000  1,004,509
Amphenol Corp.
    2.550%, 01/30/19.............................   1,000  1,022,117
Anadarko Petroleum Corp.
    5.950%, 09/15/16.............................     700    725,808
Anheuser-Busch InBev Finance, Inc.
    2.150%, 02/01/19.............................     400    400,252
Anheuser-Busch InBev Worldwide, Inc.
    5.375%, 01/15/20.............................     500    556,535
Anthem, Inc.
    5.875%, 06/15/17.............................     500    533,608
    2.250%, 08/15/19.............................     500    496,775
Associated Banc-Corp
    2.750%, 11/15/19.............................   1,100  1,107,568
Assurant, Inc.
    2.500%, 03/15/18.............................     800    807,198
AT&T, Inc.
    1.400%, 12/01/17.............................   1,150  1,150,003
Autodesk, Inc.
    1.950%, 12/15/17.............................     500    502,280
    3.125%, 06/15/20.............................     750    752,243
AutoZone, Inc.
    1.300%, 01/13/17.............................     100     99,975
Baker Hughes, Inc.
    7.500%, 11/15/18.............................     670    771,093
Bank of America Corp.
    2.650%, 04/01/19.............................     750    758,895
Bank of New York Mellon Corp. (The)
    2.150%, 02/24/20.............................   1,000  1,003,526
Baxalta, Inc.
    2.875%, 06/23/20.............................   1,000    999,055
Baxter International, Inc.
    4.500%, 08/15/19.............................     250    268,530

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Bayer U.S. Finance LLC
    2.375%, 10/08/19.............................  $1,000 $1,010,071
BB&T Corp.
    2.450%, 01/15/20.............................   1,000  1,007,290
Beam Suntory, Inc.
    1.750%, 06/15/18.............................     800    792,902
Becton Dickinson and Co.
    6.375%, 08/01/19.............................   1,000  1,135,678
BlackRock, Inc.
    6.250%, 09/15/17.............................     360    393,400
Boston Scientific Corp.
    6.000%, 01/15/20.............................     500    560,118
Buckeye Partners L.P.
    6.050%, 01/15/18.............................     300    316,519
    2.650%, 11/15/18.............................     500    483,887
Burlington Northern Santa Fe LLC
    4.700%, 10/01/19.............................     500    545,465
CA, Inc.
    5.375%, 12/01/19.............................     700    760,748
Capital One Financial Corp.
    6.750%, 09/15/17.............................     700    762,211
    2.450%, 04/24/19.............................     300    301,083
CBS Corp.
    5.750%, 04/15/20.............................   1,125  1,268,848
Celgene Corp.
    2.250%, 05/15/19.............................     800    803,826
CF Industries, Inc.
    6.875%, 05/01/18.............................     750    830,020
Charles Schwab Corp. (The)
    4.450%, 07/22/20.............................   1,000  1,096,339
Chevron Corp.
    1.961%, 03/03/20.............................     500    500,155
Cisco Systems, Inc.
    2.450%, 06/15/20.............................     465    472,809
Citigroup, Inc.
    2.400%, 02/18/20.............................   1,500  1,492,405
Citizens Bank NA
    2.450%, 12/04/19.............................     994    986,739
Clorox Co. (The)
    5.950%, 10/15/17.............................     700    757,124
CMS Energy Corp.
    8.750%, 06/15/19.............................     586    711,194
CNA Financial Corp.
    6.500%, 08/15/16.............................     500    519,389
Comcast Corp.
    6.500%, 01/15/17.............................     150    159,844
ConAgra Foods, Inc.
    1.900%, 01/25/18.............................     800    795,734
ConocoPhillips
    6.000%, 01/15/20.............................     260    298,258
ConocoPhillips Co.
    1.500%, 05/15/18.............................     500    499,612
Costco Wholesale Corp.
    1.700%, 12/15/19.............................     378    377,047
Crane Co.
    2.750%, 12/15/18.............................     433    436,619

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
CSX Corp.
    6.250%, 03/15/18.............................  $1,200 $1,326,659
CVS Health Corp.
    2.250%, 08/12/19.............................   1,250  1,260,069
Daimler Finance North America LLC
    1.650%, 03/02/18.............................   1,000    994,200
Danaher Corp.
    1.650%, 09/15/18.............................     300    301,139
Devon Energy Corp.
    2.250%, 12/15/18.............................   1,287  1,287,736
Discovery Communications LLC
    5.625%, 08/15/19.............................     650    721,198
Dominion Resources, Inc.
    2.500%, 12/01/19.............................   1,195  1,196,975
Dr. Pepper Snapple Group, Inc.
    2.600%, 01/15/19.............................     410    415,371
    2.000%, 01/15/20.............................   1,000    971,771
DTE Energy Co.
    2.400%, 12/01/19.............................     700    700,649
Duke Energy Corp.
    5.050%, 09/15/19.............................     750    821,162
Eastman Chemical Co.
    2.400%, 06/01/17.............................     500    505,623
eBay, Inc.
    2.200%, 08/01/19.............................   1,150  1,140,317
Ecolab, Inc.
    3.000%, 12/08/16.............................     456    465,444
Edwards Lifesciences Corp.
    2.875%, 10/15/18.............................     500    509,025
EI du Pont de Nemours & Co.
    6.000%, 07/15/18.............................     500    553,534
EMC Corp.
    2.650%, 06/01/20.............................   1,000    911,025
Enbridge Energy Partners L.P.
    5.875%, 12/15/16.............................     295    305,196
Enterprise Products Operating LLC
    3.200%, 02/01/16.............................     500    502,307
    5.250%, 01/31/20.............................     400    437,794
ERAC USA Finance LLC
    2.350%, 10/15/19.............................     370    367,939
Eversource Energy
    1.450%, 05/01/18.............................     500    495,938
    4.500%, 11/15/19.............................     536    576,403
Exelon Generation Co. LLC
    5.200%, 10/01/19.............................     500    542,204
    2.950%, 01/15/20.............................     400    401,622
Express Scripts Holding Co.
    2.650%, 02/15/17.............................     800    811,295
    2.250%, 06/15/19.............................     500    500,035
FedEx Corp.
    2.300%, 02/01/20.............................     905    913,588
Fifth Third Bancorp
    2.300%, 03/01/19.............................   1,138  1,140,518
Fiserv, Inc.
    2.700%, 06/01/20.............................     800    801,004

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
FMC Technologies, Inc.
    2.000%, 10/01/17.............................  $  365 $  360,932
Ford Motor Credit Co. LLC
    5.000%, 05/15/18.............................   1,000  1,062,046
GATX Corp.
    3.500%, 07/15/16.............................     575    582,825
    2.500%, 07/30/19.............................     500    497,319
Georgia Power Co.
    4.250%, 12/01/19.............................     700    759,183
Goldman Sachs Group, Inc. (The)
    5.950%, 01/18/18.............................     260    283,488
    5.375%, 03/15/20.............................     500    558,568
    6.000%, 06/15/20.............................     300    343,727
Halliburton Co.
    6.150%, 09/15/19.............................     300    339,903
Harley-Davidson Financial Services, Inc.
    2.150%, 02/26/20.............................     195    192,993
Harris Corp.
    2.700%, 04/27/20.............................   1,346  1,322,808
Hartford Financial Services Group, Inc. (The)
    5.500%, 03/30/20.............................     750    838,294
Hess Corp.
    1.300%, 06/15/17.............................     800    793,022
    8.125%, 02/15/19.............................     400    464,656
Home Depot, Inc. (The)
    2.250%, 09/10/18.............................     590    607,229
    2.000%, 06/15/19.............................     600    609,453
HSBC USA, Inc.
    2.350%, 03/05/20.............................     500    495,556
    2.750%, 08/07/20.............................     185    186,081
Huntington National Bank (The)
    2.400%, 04/01/20.............................   1,000    993,082
Indiana Michigan Power Co.
    7.000%, 03/15/19.............................   1,000  1,148,083
Intercontinental Exchange, Inc.
    2.500%, 10/15/18.............................   1,000  1,017,648
JB Hunt Transport Services, Inc.
    2.400%, 03/15/19.............................   1,025  1,032,002
Jefferies Group LLC
    5.125%, 04/13/18.............................     750    788,602
Jersey Central Power & Light Co.
    7.350%, 02/01/19.............................     607    686,260
JM Smucker Co. (The)
    2.500%, 03/15/20.............................   1,300  1,299,419
Johnson Controls, Inc.
    2.600%, 12/01/16.............................   1,000  1,014,544
JPMorgan Chase & Co.
    2.250%, 01/23/20.............................     500    496,269
Kellogg Co.
    3.250%, 05/21/18.............................     500    517,105
KeyBank NA
    2.500%, 12/15/19.............................     700    705,750
KeyCorp
    2.900%, 09/15/20.............................     700    705,141

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Kinder Morgan Energy Partners L.P.
    6.000%, 02/01/17.............................  $  150 $  156,145
KLA-Tencor Corp.
    3.375%, 11/01/19.............................     250    252,860
Kraft Foods Group, Inc.
    2.250%, 06/05/17.............................   1,227  1,242,791
Kroger Co. (The)
    2.200%, 01/15/17.............................     375    380,867
    6.400%, 08/15/17.............................     480    520,668
    2.300%, 01/15/19.............................     500    504,839
L-3 Communications Corp.
    4.750%, 07/15/20.............................   1,000  1,040,573
Laboratory Corp. of America Holdings
    2.625%, 02/01/20.............................     900    898,414
Lam Research Corp.
    2.750%, 03/15/20.............................     750    736,510
Legg Mason, Inc.
    2.700%, 07/15/19.............................     823    826,209
Lincoln National Corp.
    8.750%, 07/01/19.............................     700    855,788
Manufacturers & Traders Trust Co.
    2.100%, 02/06/20.............................   1,000    989,269
Marathon Oil Corp.
    6.000%, 10/01/17.............................     556    594,526
Markel Corp.
    7.125%, 09/30/19.............................     975  1,134,515
Marriott International, Inc.
    3.000%, 03/01/19.............................     750    765,814
Marsh & McLennan Cos., Inc.
    2.350%, 03/06/20.............................     500    501,712
MasterCard, Inc.
    2.000%, 04/01/19.............................   1,000  1,008,778
Mattel, Inc.
    2.350%, 05/06/19.............................     800    797,862
Maxim Integrated Products, Inc.
    2.500%, 11/15/18.............................     800    803,628
McDonald's Corp.
    5.800%, 10/15/17.............................     210    227,364
    5.350%, 03/01/18.............................     900    976,683
McKesson Corp.
    1.400%, 03/15/18.............................   1,250  1,238,761
Merck & Co., Inc.
    1.850%, 02/10/20.............................     500    500,043
MetLife, Inc.
    7.717%, 02/15/19.............................     750    882,441
Molson Coors Brewing Co.
    2.000%, 05/01/17.............................     700    702,332
Mondelez International, Inc.
    5.375%, 02/10/20.............................   1,116  1,246,145
Monsanto Co.
    2.125%, 07/15/19.............................     800    795,841
Morgan Stanley
    7.300%, 05/13/19.............................     700    816,483
    2.375%, 07/23/19.............................     300    301,472

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount^   Value+
                                                    -------   ------
                                                     (000)
UNITED STATES -- (Continued)
MUFG Union Bank NA
     2.625%, 09/26/18..............................  $1,000 $1,017,105
Mylan, Inc.
     2.550%, 03/28/19..............................     860    842,563
NASDAQ OMX Group, Inc. (The)
     5.550%, 01/15/20..............................   1,115  1,234,918
Newell Rubbermaid, Inc.
     2.875%, 12/01/19..............................     800    805,820
NextEra Energy Capital Holdings, Inc.
     2.400%, 09/15/19..............................   1,400  1,389,003
Nisource Finance Corp.
     6.400%, 03/15/18..............................     750    829,123
Nordstrom, Inc.
     4.750%, 05/01/20..............................   1,000  1,097,433
Norfolk Southern Corp.
     5.900%, 06/15/19..............................     500    563,845
Northrop Grumman Corp.
     1.750%, 06/01/18..............................     500    499,269
ONEOK Partners L.P.
     2.000%, 10/01/17..............................     856    842,973
Oracle Corp.
     5.000%, 07/08/19..............................     700    775,224
PACCAR Financial Corp.
     1.600%, 03/15/17..............................     185    186,334
Pacific Gas & Electric Co.
     8.250%, 10/15/18..............................     480    565,056
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
     3.050%, 01/09/20..............................   1,323  1,321,882
PepsiCo, Inc.
     2.250%, 01/07/19..............................   1,000  1,020,392
PG&E Corp.
     2.400%, 03/01/19..............................     500    502,846
Phillips 66
     2.950%, 05/01/17..............................     400    409,090
Pioneer Natural Resources Co.
     6.875%, 05/01/18..............................     715    778,079
Plains All American Pipeline L.P. / PAA Finance
 Corp.
     6.500%, 05/01/18..............................     800    873,464
PNC Bank NA
     2.400%, 10/18/19..............................   1,000  1,007,334
Principal Financial Group, Inc.
     8.875%, 05/15/19..............................     849  1,030,090
Prudential Financial, Inc.
     2.350%, 08/15/19..............................     700    706,097
     5.375%, 06/21/20..............................     400    448,834
PSEG Power LLC
     2.450%, 11/15/18..............................   1,163  1,168,507
Quest Diagnostics, Inc.
     2.700%, 04/01/19..............................     200    200,975
Regions Financial Corp.
     2.000%, 05/15/18..............................     500    499,628
Reinsurance Group of America, Inc.
     5.625%, 03/15/17..............................   1,125  1,181,589

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Republic Services, Inc.
    5.500%, 09/15/19.............................  $  700 $  778,313
Reynolds American, Inc.
    6.750%, 06/15/17.............................     750    808,282
    6.875%, 05/01/20.............................     500    578,753
Ryder System, Inc.
    2.500%, 05/11/20.............................   1,250  1,233,355
Santander Bank NA
    2.000%, 01/12/18.............................     500    497,964
Santander Holdings USA, Inc.
    2.650%, 04/17/20.............................     800    791,296
SCANA Corp.
    6.250%, 04/01/20.............................     550    615,969
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19.............................     975    959,767
Sempra Energy
    9.800%, 02/15/19.............................     700    859,759
Southwest Airlines Co.
    2.750%, 11/06/19.............................   1,400  1,418,585
Spectra Energy Capital LLC
    6.200%, 04/15/18.............................     800    858,312
Starwood Hotels & Resorts Worldwide, Inc.
    6.750%, 05/15/18.............................     770    844,213
State Street Corp.
    2.550%, 08/18/20.............................     400    404,198
SunTrust Banks, Inc.
    2.500%, 05/01/19.............................   1,200  1,208,807
Symantec Corp.
    2.750%, 06/15/17.............................     800    802,609
TD Ameritrade Holding Corp.
    5.600%, 12/01/19.............................     286    323,086
Thermo Fisher Scientific, Inc.
    2.400%, 02/01/19.............................     800    805,939
TIAA Asset Management Finance Co. LLC
    2.950%, 11/01/19.............................   1,050  1,063,421
Time Warner Cable, Inc.
    5.000%, 02/01/20.............................   1,100  1,177,104
Time Warner, Inc.
    2.100%, 06/01/19.............................     105    104,649
Total System Services, Inc.
    2.375%, 06/01/18.............................   1,100  1,099,326
Tyson Foods, Inc.
    2.650%, 08/15/19.............................   1,050  1,058,381
Unilever Capital Corp.
    2.200%, 03/06/19.............................   1,000  1,017,165
Union Pacific Corp.
    1.800%, 02/01/20.............................     750    744,251
United Technologies Corp.
    4.500%, 04/15/20.............................     800    881,776
UnitedHealth Group, Inc.
    2.300%, 12/15/19.............................   1,000  1,011,364
Unum Group
    7.125%, 09/30/16.............................     486    510,694

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Valero Energy Corp.
    6.125%, 06/15/17.............................  $  487 $  520,517
    6.125%, 02/01/20.............................     500    565,939
Verizon Communications, Inc.
    3.650%, 09/14/18.............................     300    316,417
    2.550%, 06/17/19.............................     800    814,235
Viacom, Inc.
    2.750%, 12/15/19.............................   1,400  1,395,576
Volkswagen Group of America Finance LLC
    2.125%, 05/23/19.............................   1,000    955,533
Walgreens Boots Alliance, Inc.
    2.700%, 11/18/19.............................   1,000  1,004,185
Walt Disney Co. (The)
    2.150%, 09/17/20.............................   1,000  1,009,368
Wells Fargo & Co.
    2.150%, 01/30/20.............................   1,000    997,611
Western Gas Partners L.P.
    2.600%, 08/15/18.............................     700    695,035
Western Union Co. (The)
    5.253%, 04/01/20.............................   1,000  1,094,486
Wm Wrigley Jr Co.
    2.900%, 10/21/19.............................   1,000  1,022,347
Wyndham Worldwide Corp.
    2.500%, 03/01/18.............................     750    751,069

                                                     Face
                                                    Amount^     Value+
                                                    -------     ------
                                                     (000)
UNITED STATES -- (Continued)
Xerox Corp.
      2.950%, 03/15/17............................. $    800 $    808,306
Yum! Brands, Inc.
      6.250%, 03/15/18.............................      309      331,654
Zimmer Biomet Holdings, Inc.
      2.700%, 04/01/20.............................    1,000      997,262
Zoetis, Inc.
      1.875%, 02/01/18.............................    1,000      995,518
                                                             ------------
TOTAL UNITED STATES................................           165,679,559
                                                             ------------
TOTAL BONDS........................................           217,168,928
                                                             ------------
TOTAL INVESTMENT SECURITIES........................           217,168,928
                                                             ------------

                                                    Shares
                                                    ------
SECURITIES LENDING COLLATERAL -- (0.8%)
(S)@  DFA Short Term Investment Fund...............  150,209    1,737,915
                                                             ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $219,754,160)..............................           $218,906,843
                                                             ============

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                   -----------------------------------------
                                   Level 1   Level 2    Level 3    Total
                                   ------- ------------ ------- ------------
    Bonds
      Australia...................   --    $  4,960,015   --    $  4,960,015
      Canada......................   --       9,231,446   --       9,231,446
      Denmark.....................   --       2,506,283   --       2,506,283
      France......................   --       3,550,365   --       3,550,365
      Germany.....................   --       1,303,905   --       1,303,905
      Ireland.....................   --       2,226,693   --       2,226,693
      Italy.......................   --       1,118,065   --       1,118,065
      Japan.......................   --       2,935,515   --       2,935,515
      Netherlands.................   --       7,333,485   --       7,333,485
      Spain.......................   --       1,100,809   --       1,100,809
      Sweden......................   --       2,165,723   --       2,165,723
      Switzerland.................   --       2,010,635   --       2,010,635
      United Kingdom..............   --      11,046,430   --      11,046,430
      United States...............   --     165,679,559   --     165,679,559
    Securities Lending Collateral.   --       1,737,915   --       1,737,915
                                     --    ------------   --    ------------
    TOTAL.........................   --    $218,906,843   --    $218,906,843
                                     ==    ============   ==    ============


                See accompanying Notes to Financial Statements.

                        DFA INVESTMENT GRADE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
BONDS -- (53.1%)
AUSTRALIA -- (0.9%)
Australia & New Zealand Banking Group, Ltd.
    1.450%, 05/15/18............................. $ 1,020 $ 1,012,353
    2.250%, 06/13/19.............................   4,751   4,773,952
BHP Billiton Finance USA, Ltd.
    1.625%, 02/24/17.............................   1,132   1,136,429
    3.250%, 11/21/21.............................     971     986,984
Commonwealth Bank of Australia
    2.500%, 09/20/18.............................   1,257   1,282,789
#   2.250%, 03/13/19.............................     529     532,582
    2.300%, 09/06/19.............................   4,558   4,554,759
#   5.000%, 03/19/20.............................     793     877,312
    2.400%, 11/02/20.............................  10,000   9,964,260
Macquarie Group, Ltd.
    3.000%, 12/03/18.............................   2,013   2,041,949
National Australia Bank, Ltd.
    2.250%, 07/01/19.............................   1,849   1,853,136
#   3.000%, 01/20/23.............................   6,474   6,496,419
Rio Tinto Finance USA, Ltd.
    4.125%, 05/20/21.............................   2,460   2,586,171
Westpac Banking Corp.
#   4.875%, 11/19/19.............................     337     371,759
                                                          -----------
TOTAL AUSTRALIA..................................          38,470,854
                                                          -----------

AUSTRIA -- (0.1%)
Austria Government International Bond
    1.750%, 06/17/16.............................     295     297,370
Oesterreichische Kontrollbank AG
    2.000%, 06/03/16.............................     373     376,367
    1.125%, 05/29/18.............................   1,964   1,962,213
                                                          -----------
TOTAL AUSTRIA....................................           2,635,950
                                                          -----------

CANADA -- (2.5%)
Bank of Montreal
    2.375%, 01/25/19.............................      32      32,427
Bank of Nova Scotia (The)
    2.050%, 10/30/18.............................  10,000  10,075,660
    2.050%, 06/05/19.............................     212     211,904
    4.375%, 01/13/21.............................   3,237   3,516,029
British Columbia, Province of Canada
    1.200%, 04/25/17.............................     982     986,985
    6.500%, 01/15/26.............................   8,011  10,511,738
Canada Government International Bond
    0.875%, 02/14/17.............................     980     982,007
Canadian National Railway Co.
    1.450%, 12/15/16.............................      49      49,354
Canadian Natural Resources, Ltd.
    5.700%, 05/15/17.............................     807     849,260

                                                   Face
                                                  Amount^    Value+
                                                  -------    ------
                                                   (000)
CANADA -- (Continued)
#   3.450%, 11/15/21.............................  $3,399 $  3,305,752
#   3.800%, 04/15/24.............................   3,237    3,060,959
Canadian Pacific Railway Co.
    2.900%, 02/01/25.............................   3,059    2,920,663
    3.700%, 02/01/26.............................   3,885    3,922,867
Cenovus Energy, Inc.
    5.700%, 10/15/19.............................   1,772    1,920,247
    3.000%, 08/15/22.............................   2,137    1,971,930
Enbridge, Inc.
    4.000%, 10/01/23.............................   4,532    4,184,364
#   3.500%, 06/10/24.............................   1,295    1,151,593
Encana Corp.
    6.500%, 05/15/19.............................      53       57,202
#   3.900%, 11/15/21.............................   2,645    2,460,366
Export Development Canada
    1.250%, 10/26/16.............................   1,080    1,086,737
Goldcorp, Inc.
    3.625%, 06/09/21.............................   3,561    3,492,832
Husky Energy, Inc.
    4.000%, 04/15/24.............................     955      905,265
Ontario, Province of Canada
    1.200%, 02/14/18.............................   2,705    2,701,716
    1.650%, 09/27/19.............................     529      525,678
    2.450%, 06/29/22.............................   1,101    1,103,294
Petro-Canada
    6.050%, 05/15/18.............................     589      644,738
Potash Corp. of Saskatchewan, Inc.
    3.250%, 12/01/17.............................     169      173,459
Quebec, Province of Canada
    2.625%, 02/13/23.............................   4,532    4,555,023
Rogers Communications, Inc.
    3.000%, 03/15/23.............................   1,786    1,748,212
    4.100%, 10/01/23.............................   1,263    1,310,415
Royal Bank of Canada
    2.200%, 07/27/18.............................   1,742    1,767,677
    2.350%, 10/30/20.............................   5,000    4,981,845
Suncor Energy, Inc.
#   3.600%, 12/01/24.............................   8,093    8,059,972
Thomson Reuters Corp.
    1.300%, 02/23/17.............................     796      794,796
    4.300%, 11/23/23.............................   5,180    5,386,962
    3.850%, 09/29/24.............................     670      665,706
Toronto-Dominion Bank (The)
    1.400%, 04/30/18.............................   1,760    1,756,234
    2.625%, 09/10/18.............................   7,260    7,456,332
    2.125%, 07/02/19.............................   3,703    3,714,390
TransAlta Corp.
#   4.500%, 11/15/22.............................   3,909    3,749,587
TransCanada PipeLines, Ltd.
    3.800%, 10/01/20.............................   1,295    1,371,695
#   2.500%, 08/01/22.............................   3,310    3,122,978
                                                          ------------
TOTAL CANADA.....................................          113,246,850
                                                          ------------

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
DENMARK -- (0.0%)
Danske Bank A.S.
#   2.750%, 09/17/20............................. $ 1,058 $ 1,066,851
Kommunekredit
    1.125%, 03/15/18.............................     982     982,004
                                                          -----------
TOTAL DENMARK....................................           2,048,855
                                                          -----------

FINLAND -- (0.1%)
Municipality Finance P.L.C.
    2.375%, 05/16/16.............................   1,964   1,983,597
    1.125%, 04/17/18.............................   2,456   2,453,657
                                                          -----------
TOTAL FINLAND....................................           4,437,254
                                                          -----------

FRANCE -- (1.3%)
BNP Paribas SA
    1.250%, 12/12/16.............................   1,964   1,968,274
    2.375%, 09/14/17.............................     346     351,509
    2.450%, 03/17/19.............................   8,164   8,238,774
#   3.250%, 03/03/23.............................   1,942   1,958,464
BPCE SA
#   2.500%, 07/15/19.............................     476     480,646
#   2.250%, 01/27/20.............................   2,166   2,165,177
#   4.000%, 04/15/24.............................   7,769   8,087,319
Credit Agricole SA
#   3.875%, 04/15/24.............................   8,591   8,827,278
Pernod Ricard SA
    4.450%, 01/15/22.............................   6,474   6,769,007
Sanofi
    1.250%, 04/10/18.............................   1,022   1,022,192
    4.000%, 03/29/21.............................   1,263   1,363,678
Societe Generale SA
    2.750%, 10/12/17.............................     786     801,709
Total Capital International SA
    2.125%, 01/10/19.............................   1,073   1,088,539
#   2.100%, 06/19/19.............................   3,252   3,293,558
    3.750%, 04/10/24.............................   9,712  10,158,111
                                                          -----------
TOTAL FRANCE.....................................          56,574,235
                                                          -----------

GERMANY -- (0.8%)
Deutsche Bank AG
    6.000%, 09/01/17.............................   1,184   1,272,292
    2.500%, 02/13/19.............................   1,058   1,065,811
#   2.500%, 02/13/19.............................  12,945  13,040,845
    2.950%, 08/20/20.............................     138     138,418
#   3.700%, 05/30/24.............................   9,754   9,768,202
FMS Wertmanagement AoeR
    1.000%, 11/21/17.............................   2,456   2,454,399
KFW
    2.000%, 06/01/16.............................      98      98,886
    4.875%, 01/17/17.............................     491     515,369
    1.250%, 02/15/17.............................   1,375   1,383,000
    0.875%, 09/05/17.............................     491     490,758
    1.875%, 04/01/19.............................     741     753,445

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
GERMANY -- (Continued)
Landeskreditbank Baden- Wuerttemberg Foerderbank
    2.250%, 07/15/16.............................  $  766 $   775,092
Landwirtschaftliche Rentenbank
    0.875%, 09/12/17.............................   1,238   1,237,726
NRW Bank
    1.875%, 07/01/19.............................   2,116   2,133,692
                                                          -----------
TOTAL GERMANY....................................          35,127,935
                                                          -----------

IRELAND -- (0.3%)
GE Capital International Funding Co.
    0.964%, 04/15/16.............................   4,577   4,576,099
Iberdrola Finance Ireland, Ltd.
    5.000%, 09/11/19.............................     788     861,559
Perrigo Finance P.L.C.
    3.500%, 12/15/21.............................   4,392   4,298,279
    3.900%, 12/15/24.............................   3,885   3,740,299
                                                          -----------
TOTAL IRELAND....................................          13,476,236
                                                          -----------

ITALY -- (0.2%)
Intesa Sanpaolo SpA
    3.875%, 01/16/18.............................     213     219,860
    5.250%, 01/12/24.............................   6,474   7,041,711
                                                          -----------
TOTAL ITALY......................................           7,261,571
                                                          -----------

JAPAN -- (0.7%)
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
    2.350%, 09/08/19.............................   1,557   1,549,836
#   3.250%, 09/08/24.............................   3,237   3,208,515
Japan Bank for International Cooperation
    1.750%, 07/31/18.............................     491     495,206
Japan Finance Organization for Municipalities
    2.500%, 09/12/18.............................     814     833,383
    2.125%, 03/06/19.............................     528     533,786
Mizuho Bank, Ltd.
#   2.150%, 10/20/18.............................   5,000   5,016,340
    2.450%, 04/16/19.............................   2,323   2,328,231
Nippon Telegraph & Telephone Corp.
    1.400%, 07/18/17.............................     140     140,280
Nomura Holdings, Inc.
    2.000%, 09/13/16.............................     513     516,052
    2.750%, 03/19/19.............................   2,116   2,146,322
    6.700%, 03/04/20.............................   4,610   5,368,949
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19.............................   2,611   2,629,405
    3.950%, 07/19/23.............................   5,931   6,201,329
                                                          -----------
TOTAL JAPAN......................................          30,967,634
                                                          -----------

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
NETHERLANDS -- (1.3%)
Bank Nederlandse Gemeenten NV
    1.375%, 09/27/17............................. $ 1,376 $ 1,385,805
    1.375%, 03/19/18.............................   2,456   2,467,592
    2.500%, 01/23/23.............................   6,474   6,584,667
Cooperatieve Centrale Raiffeisen-Boerenleenbank
 BA
    2.250%, 01/14/19.............................   4,608   4,648,297
    3.875%, 02/08/22.............................  10,294  10,899,833
Deutsche Telekom International Finance BV
    6.000%, 07/08/19.............................     798     902,283
Koninklijke Philips Electronics NV
    3.750%, 03/15/22.............................   1,503   1,533,032
LyondellBasell Industries NV
    5.000%, 04/15/19.............................     899     967,348
#   5.750%, 04/15/24.............................   5,827   6,601,845
Nederlandse Waterschapsbank NV
    2.125%, 06/16/16.............................     589     594,704
    1.875%, 03/13/19.............................   6,348   6,433,362
Shell International Finance BV
    2.000%, 11/15/18.............................   2,447   2,476,291
    4.300%, 09/22/19.............................     529     574,079
    3.400%, 08/12/23.............................   9,712   9,971,310
Siemens Financieringsmaatschappij NV
    6.125%, 08/17/26.............................   3,821   4,740,967
                                                          -----------
TOTAL NETHERLANDS................................          60,781,415
                                                          -----------

NORWAY -- (0.5%)
Kommunalbanken A.S.
    1.000%, 09/26/17.............................     392     392,118
    1.000%, 03/15/18.............................   2,946   2,936,691
    1.750%, 05/28/19.............................   2,116   2,135,890
Statoil ASA
    1.200%, 01/17/18.............................     231     230,472
    1.150%, 05/15/18.............................   1,382   1,373,320
    1.950%, 11/08/18.............................     982     987,940
#   2.450%, 01/17/23.............................   8,794   8,483,660
    2.650%, 01/15/24.............................   7,031   6,770,719
                                                          -----------
TOTAL NORWAY.....................................          23,310,810
                                                          -----------

SPAIN -- (0.1%)
Telefonica Emisiones SAU
#   4.570%, 04/27/23.............................   4,532   4,766,807
                                                          -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (0.5%)
African Development Bank
    1.125%, 03/15/17.............................     688     690,911
Asian Development Bank
    1.125%, 03/15/17.............................     491     493,614

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
    1.750%, 09/11/18.............................  $  877 $   891,408
    1.875%, 04/12/19.............................   2,116   2,154,585
European Investment Bank
    4.875%, 01/17/17.............................     491     515,065
    1.625%, 06/15/17.............................     393     397,857
    1.125%, 09/15/17.............................     295     295,993
    1.875%, 03/15/19.............................     529     537,873
    3.250%, 01/29/24.............................   3,237   3,482,870
Inter-American Development Bank
    1.125%, 03/15/17.............................      81      81,467
    0.875%, 03/15/18.............................     982     979,305
    7.000%, 06/15/25.............................   3,885   5,287,726
    6.750%, 07/15/27.............................   1,942   2,722,129
International Bank for Reconstruction &
 Development
    1.000%, 09/15/16.............................     196     196,947
    0.875%, 04/17/17.............................   1,046   1,047,811
International Finance Corp.
    0.875%, 06/15/18.............................     295     293,574
Nordic Investment Bank
    0.750%, 01/17/18.............................   1,080   1,073,565
    1.875%, 06/14/19.............................     529     538,611
                                                          -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....          21,681,311
                                                          -----------

SWEDEN -- (0.2%)
Kommuninvest I Sverige AB
    1.000%, 10/24/17.............................   2,438   2,437,434
    2.000%, 11/12/19.............................     529     537,854
Nordea Bank AB
    1.625%, 05/15/18.............................     227     226,129
    2.375%, 04/04/19.............................   1,775   1,794,287
Svensk Exportkredit AB
    1.875%, 06/17/19.............................   1,164   1,179,103
Svenska Handelsbanken AB
    2.500%, 01/25/19.............................   3,273   3,333,675
    2.250%, 06/17/19.............................   1,058   1,065,616
                                                          -----------
TOTAL SWEDEN.....................................          10,574,098
                                                          -----------

SWITZERLAND -- (0.4%)
Credit Suisse AG New York
    2.300%, 05/28/19.............................   2,618   2,632,352
    5.300%, 08/13/19.............................     370     411,794
Credit Suisse New York
#   3.000%, 10/29/21.............................   3,011   3,030,948
#   3.625%, 09/09/24.............................   7,896   7,957,597
UBS AG
    5.875%, 12/20/17.............................   1,490   1,615,364
#   2.375%, 08/14/19.............................   1,638   1,647,115
                                                          -----------
TOTAL SWITZERLAND................................          17,295,170
                                                          -----------

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
r                                                 -------   ------
                                                   (000)
UNITED KINGDOM -- (1.6%)
Abbey National Treasury Services P.L.C.
#   2.375%, 03/16/20............................. $   334 $   334,470
    4.000%, 03/13/24.............................   6,941   7,274,702
Aon P.L.C.
    4.000%, 11/27/23.............................   4,047   4,147,961
    3.500%, 06/14/24.............................   6,254   6,162,860
Barclays Bank P.L.C.
    3.750%, 05/15/24.............................   6,623   6,772,779
Barclays P.L.C.
    2.750%, 11/08/19.............................   3,126   3,133,665
#   3.650%, 03/16/25.............................   9,330   9,023,267
BP Capital Markets P.L.C.
    2.248%, 11/01/16.............................     894     905,377
    1.846%, 05/05/17.............................     343     346,380
    4.750%, 03/10/19.............................     106     115,041
    2.315%, 02/13/20.............................   1,841   1,851,345
    2.500%, 11/06/22.............................   2,266   2,193,159
#   3.535%, 11/04/24.............................   2,266   2,299,695
British Telecommunications P.L.C.
    1.250%, 02/14/17.............................     373     372,878
Diageo Capital P.L.C.
    1.500%, 05/11/17.............................   1,010   1,012,813
GlaxoSmithKline Capital P.L.C.
    1.500%, 05/08/17.............................   1,951   1,965,865
HSBC Holdings P.L.C.
    4.000%, 03/30/22.............................   1,942   2,047,571
Imperial Tobacco Finance P.L.C.
    2.950%, 07/21/20.............................     423     425,107
Lloyds Bank P.L.C.
    4.200%, 03/28/17.............................   1,071   1,114,755
    1.750%, 03/16/18.............................   1,058   1,060,529
#   3.500%, 05/14/25.............................   3,237   3,243,089
Network Rail Infrastructure Finance P.L.C.
    1.250%, 08/31/16.............................     452     454,577
Rio Tinto Finance USA P.L.C.
    2.875%, 08/21/22.............................   3,237   3,135,316
Vodafone Group P.L.C.
    5.625%, 02/27/17.............................     491     517,856
    5.450%, 06/10/19.............................     158     174,985
    4.375%, 03/16/21.............................   2,913   3,115,389
    2.500%, 09/26/22.............................   7,769   7,279,095
                                                          -----------
TOTAL UNITED KINGDOM.............................          70,480,526
                                                          -----------

UNITED STATES -- (41.6%)
21st Century Fox America, Inc.
    6.900%, 03/01/19.............................   4,075   4,668,581
    3.700%, 09/15/24.............................  14,532  14,680,982
ABB Finance USA, Inc.
    1.625%, 05/08/17.............................     260     260,978
    2.875%, 05/08/22.............................   5,429   5,371,138
Abbott Laboratories
    2.000%, 03/15/20.............................   1,058   1,057,502

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
    2.550%, 03/15/22............................. $   631 $   631,808
#   2.950%, 03/15/25.............................  12,615  12,589,101
AbbVie, Inc.
    1.200%, 11/06/15.............................     491     491,020
    2.500%, 05/14/20.............................   1,656   1,637,693
    2.900%, 11/06/22.............................   2,833   2,742,471
ACE INA Holdings, Inc.
    2.600%, 11/23/15.............................   1,422   1,423,510
    2.700%, 03/13/23.............................   5,180   4,990,930
    3.350%, 05/15/24.............................   5,180   5,229,288
Actavis, Inc.
    1.875%, 10/01/17.............................   1,752   1,749,074
    3.250%, 10/01/22.............................   7,650   7,494,116
Adobe Systems, Inc.
#   3.250%, 02/01/25.............................   1,942   1,919,710
Advance Auto Parts, Inc.
    4.500%, 01/15/22.............................   2,590   2,707,728
Aetna, Inc.
    2.200%, 03/15/19.............................   1,203   1,204,897
#   2.750%, 11/15/22.............................   8,417   8,266,361
    3.500%, 11/15/24.............................   5,422   5,465,067
Affiliated Managers Group, Inc.
    3.500%, 08/01/25.............................   2,590   2,487,275
Aflac, Inc.
    2.650%, 02/15/17.............................   2,079   2,117,728
#   3.625%, 06/15/23.............................   3,885   3,969,895
#   3.250%, 03/17/25.............................  11,136  10,997,502
Agilent Technologies, Inc.
    6.500%, 11/01/17.............................     208     224,482
    5.000%, 07/15/20.............................     339     364,375
Ahold Finance USA LLC
    6.875%, 05/01/29.............................     712     885,177
Air Products & Chemicals, Inc.
    2.000%, 08/02/16.............................   1,262   1,272,873
    2.750%, 02/03/23.............................     987     973,404
Airgas, Inc.
    3.050%, 08/01/20.............................     772     781,184
Alabama Power Co.
    2.800%, 04/01/25.............................   2,590   2,485,405
Albemarle Corp.
    4.150%, 12/01/24.............................   2,451   2,428,073
Allergan, Inc.
    5.750%, 04/01/16.............................      55      56,054
Allstate Corp. (The)
    3.150%, 06/15/23.............................   4,532   4,548,329
Altera Corp.
    2.500%, 11/15/18.............................   2,832   2,876,343
    4.100%, 11/15/23.............................   1,509   1,579,286
Altria Group, Inc.
    4.750%, 05/05/21.............................   3,710   4,085,756
Amazon.com, Inc.
    0.650%, 11/27/15.............................     419     419,057
    2.600%, 12/05/19.............................   1,385   1,418,222
#   3.800%, 12/05/24.............................   4,921   5,137,116
American Express Co.
    2.650%, 12/02/22.............................     647     633,257

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
American Express Credit Corp.
    2.800%, 09/19/16............................. $ 1,211 $ 1,233,017
    2.250%, 08/15/19.............................     635     637,670
American Honda Finance Corp.
    2.125%, 10/10/18.............................   3,016   3,056,414
American International Group, Inc.
#   2.300%, 07/16/19.............................   1,176   1,183,953
#   4.875%, 06/01/22.............................   1,942   2,160,174
#   4.125%, 02/15/24.............................   3,237   3,421,095
American Water Capital Corp.
    3.850%, 03/01/24.............................   2,140   2,262,393
Ameriprise Financial, Inc.
    5.650%, 11/15/15.............................      98      98,133
    5.300%, 03/15/20.............................     529     594,086
#   4.000%, 10/15/23.............................   1,295   1,360,306
AmerisourceBergen Corp.
    3.400%, 05/15/24.............................   1,237   1,222,231
Amgen, Inc.
    2.200%, 05/22/19.............................   1,375   1,381,200
    3.625%, 05/22/24.............................   6,474   6,581,164
#   3.125%, 05/01/25.............................   3,237   3,109,643
Amphenol Corp.
    2.550%, 01/30/19.............................      54      55,194
Anadarko Petroleum Corp.
    5.950%, 09/15/16.............................   1,760   1,824,889
Anheuser-Busch Cos. LLC
    5.050%, 10/15/16.............................     204     212,087
Anheuser-Busch InBev Finance, Inc.
    2.625%, 01/17/23.............................     259     246,108
Anheuser-Busch InBev Worldwide, Inc.
    1.375%, 07/15/17.............................   2,357   2,348,873
    5.375%, 01/15/20.............................     317     352,843
#   4.375%, 02/15/21.............................   2,590   2,809,720
    2.500%, 07/15/22.............................   5,180   4,924,750
Anthem, Inc.
    5.875%, 06/15/17.............................     161     171,822
    2.250%, 08/15/19.............................     529     525,588
    3.125%, 05/15/22.............................   3,172   3,144,927
    3.500%, 08/15/24.............................   2,739   2,727,384
Aon Corp.
    5.000%, 09/30/20.............................     819     903,548
Apache Corp.
    3.250%, 04/15/22.............................   3,237   3,189,843
    2.625%, 01/15/23.............................   1,599   1,486,792
Apple, Inc.
    1.000%, 05/03/18.............................      82      81,768
    2.100%, 05/06/19.............................   4,761   4,845,236
    2.000%, 05/06/20.............................     352     353,063
    2.400%, 05/03/23.............................   7,769   7,596,761
    3.450%, 05/06/24.............................  16,186  16,780,026
#   2.500%, 02/09/25.............................   3,237   3,111,032
Applied Materials, Inc.
    2.650%, 06/15/16.............................     106     107,435
    4.300%, 06/15/21.............................     647     695,332

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Arizona Public Service Co.
#   8.750%, 03/01/19............................. $   212 $   255,560
#   3.150%, 05/15/25.............................   6,151   6,176,490
Associated Banc-Corp
    2.750%, 11/15/19.............................      53      53,365
Assurant, Inc.
    2.500%, 03/15/18.............................     982     990,835
    4.000%, 03/15/23.............................   6,474   6,579,856
AT&T, Inc.
#   2.400%, 08/15/16.............................     638     645,301
    1.600%, 02/15/17.............................     491     492,392
#   5.500%, 02/01/18.............................     698     755,750
    5.800%, 02/15/19.............................     444     493,878
    2.300%, 03/11/19.............................   5,000   5,026,735
    3.000%, 02/15/22.............................   5,949   5,873,305
#   3.400%, 05/15/25.............................   7,130   6,921,818
Autodesk, Inc.
    1.950%, 12/15/17.............................     421     422,920
    3.125%, 06/15/20.............................     513     514,534
    3.600%, 12/15/22.............................   1,295   1,286,531
AutoZone, Inc.
    6.950%, 06/15/16.............................      74      76,649
#   2.875%, 01/15/23.............................   3,833   3,733,848
    3.125%, 07/15/23.............................   1,285   1,268,925
Baker Hughes, Inc.
    7.500%, 11/15/18.............................      91     104,731
    3.200%, 08/15/21.............................     647     645,430
Baltimore Gas & Electric Co.
    2.800%, 08/15/22.............................   3,256   3,224,446
Bank of America Corp.
    3.750%, 07/12/16.............................     560     570,821
    2.000%, 01/11/18.............................     570     572,492
    2.650%, 04/01/19.............................     635     642,531
    3.300%, 01/11/23.............................   4,532   4,520,421
    4.000%, 04/01/24.............................  11,007  11,334,205
Bank of New York Mellon Corp. (The)
    5.450%, 05/15/19.............................     391     435,127
#   2.150%, 02/24/20.............................   2,137   2,144,535
#   3.650%, 02/04/24.............................  10,647  10,913,612
#   3.000%, 02/24/25.............................   2,590   2,560,153
Baxalta, Inc.
    2.875%, 06/23/20.............................     476     475,550
Baxter International, Inc.
    1.850%, 06/15/18.............................   1,922   1,923,365
    4.500%, 08/15/19.............................     106     113,857
Bayer U.S. Finance LLC
    2.375%, 10/08/19.............................     664     670,687
#   3.375%, 10/08/24.............................  12,544  12,635,559
BB&T Corp.
    2.150%, 03/22/17.............................     565     571,682
    1.450%, 01/12/18.............................     194     193,527
#   2.450%, 01/15/20.............................   1,572   1,583,460
Beam Suntory, Inc.
    1.750%, 06/15/18.............................   1,964   1,946,575
    3.250%, 06/15/23.............................   4,030   3,918,913

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Becton Dickinson and Co.
    1.750%, 11/08/16.............................  $  250 $  251,789
#   3.734%, 12/15/24.............................   2,502  2,560,972
Bemis Co., Inc.
    4.500%, 10/15/21.............................     647    682,018
Berkshire Hathaway Finance Corp.
    1.600%, 05/15/17.............................      30     30,310
    1.300%, 05/15/18.............................     157    156,965
#   3.000%, 05/15/22.............................   3,237  3,283,338
Berkshire Hathaway, Inc.
    2.100%, 08/14/19.............................   2,909  2,950,180
#   3.750%, 08/15/21.............................   2,590  2,763,263
    3.400%, 01/31/22.............................   3,237  3,417,926
#   3.000%, 02/11/23.............................   4,532  4,600,886
BlackRock, Inc.
    5.000%, 12/10/19.............................     407    454,005
Boeing Capital Corp.
    2.900%, 08/15/18.............................     750    780,502
Boeing Co. (The)
    8.750%, 08/15/21.............................     988  1,321,824
    2.500%, 03/01/25.............................   6,474  6,260,837
Boston Scientific Corp.
    6.000%, 01/15/20.............................   1,878  2,103,805
    2.850%, 05/15/20.............................     269    268,886
    4.125%, 10/01/23.............................   1,489  1,514,434
Branch Banking & Trust Co.
    2.300%, 10/15/18.............................   1,473  1,496,045
Bristol-Myers Squibb Co.
    1.750%, 03/01/19.............................     846    848,502
#   2.000%, 08/01/22.............................   1,988  1,936,664
Broadcom Corp.
    2.500%, 08/15/22.............................   5,115  4,999,733
Brown & Brown, Inc.
    4.200%, 09/15/24.............................   4,254  4,257,348
Brown-Forman Corp.
    1.000%, 01/15/18.............................     680    667,243
    2.250%, 01/15/23.............................     486    466,403
Buckeye Partners L.P.
    2.650%, 11/15/18.............................     359    347,431
    4.150%, 07/01/23.............................   1,942  1,760,881
Burlington Northern Santa Fe LLC
    4.700%, 10/01/19.............................     416    453,827
#   3.000%, 04/01/25.............................   4,329  4,178,554
    7.000%, 12/15/25.............................     868  1,099,732
Campbell Soup Co.
    4.250%, 04/15/21.............................   1,036  1,107,953
    2.500%, 08/02/22.............................   2,252  2,159,357
    3.300%, 03/19/25.............................   4,092  4,012,648
Capital One Bank USA NA
    2.300%, 06/05/19.............................     529    525,659
Capital One Financial Corp.
#   2.450%, 04/24/19.............................   1,406  1,411,076
    4.750%, 07/15/21.............................   4,144  4,546,208
    3.750%, 04/24/24.............................   3,561  3,613,332

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Cardinal Health, Inc.
    1.700%, 03/15/18............................. $ 1,155 $ 1,156,453
    4.625%, 12/15/20.............................     647     703,888
    3.200%, 06/15/22.............................   3,885   3,892,110
Caterpillar Financial Services Corp.
    2.650%, 04/01/16.............................     188     189,669
    1.000%, 11/25/16.............................     295     295,970
#   2.450%, 09/06/18.............................     749     768,412
Caterpillar, Inc.
#   2.600%, 06/26/22.............................   3,561   3,473,086
CBS Corp.
#   1.950%, 07/01/17.............................     853     858,171
    2.300%, 08/15/19.............................   1,669   1,653,487
    5.750%, 04/15/20.............................     159     179,331
    3.375%, 03/01/22.............................   3,503   3,501,550
    3.500%, 01/15/25.............................   1,942   1,884,552
Celgene Corp.
    2.250%, 05/15/19.............................     317     318,516
    4.000%, 08/15/23.............................   4,823   4,981,209
    3.625%, 05/15/24.............................   3,237   3,232,704
CenterPoint Energy Resources Corp.
    6.125%, 11/01/17.............................      54      58,628
    4.500%, 01/15/21.............................   1,942   2,052,939
CF Industries, Inc.
    6.875%, 05/01/18.............................   1,253   1,386,686
    3.450%, 06/01/23.............................   5,995   5,730,183
Charles Schwab Corp. (The)
    2.200%, 07/25/18.............................     511     516,575
    3.000%, 03/10/25.............................   8,611   8,456,665
Chevron Corp.
#   1.718%, 06/24/18.............................   3,676   3,715,124
    2.355%, 12/05/22.............................   6,474   6,316,662
#   3.191%, 06/24/23.............................  15,950  16,312,017
Cigna Corp.
    4.000%, 02/15/22.............................   4,127   4,296,434
Cisco Systems, Inc.
    2.125%, 03/01/19.............................   2,856   2,894,670
#   2.450%, 06/15/20.............................     212     215,560
#   3.625%, 03/04/24.............................   1,942   2,050,606
Citigroup, Inc.
    6.000%, 08/15/17.............................     688     740,316
    2.500%, 09/26/18.............................   1,217   1,231,735
    2.550%, 04/08/19.............................   1,058   1,068,353
    5.375%, 08/09/20.............................     296     332,921
    4.500%, 01/14/22.............................   1,489   1,610,931
    3.875%, 10/25/23.............................   4,532   4,688,395
#   3.750%, 06/16/24.............................   2,590   2,643,059
#   3.300%, 04/27/25.............................   7,769   7,597,080
Citizens Bank NA
    2.450%, 12/04/19.............................     442     438,771
Clorox Co. (The)
    3.500%, 12/15/24.............................   3,237   3,257,031
CME Group, Inc.
    3.000%, 03/15/25.............................     866     861,423

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
CMS Energy Corp.
#   3.875%, 03/01/24............................. $ 1,295 $ 1,333,924
CNA Financial Corp.
    7.350%, 11/15/19.............................     842     987,141
    5.750%, 08/15/21.............................   5,233   5,938,728
Coach, Inc.
#   4.250%, 04/01/25.............................     981     929,679
Coca-Cola Co. (The)
    1.150%, 04/01/18.............................   1,372   1,373,432
#   3.300%, 09/01/21.............................   1,716   1,805,791
#   3.200%, 11/01/23.............................  13,065  13,557,890
Colgate-Palmolive Co.
    1.750%, 03/15/19.............................     185     186,344
    1.950%, 02/01/23.............................   1,942   1,864,961
Comcast Cable Communications Holdings, Inc.
    9.455%, 11/15/22.............................   2,991   4,159,078
Comcast Corp.
#   6.500%, 01/15/17.............................   1,540   1,641,069
#   6.300%, 11/15/17.............................     393     432,215
    5.700%, 05/15/18.............................     688     760,269
    3.375%, 08/15/25.............................   2,266   2,307,151
Comerica, Inc.
    2.125%, 05/23/19.............................     243     242,381
Computer Sciences Corp.
    6.500%, 03/15/18.............................     919   1,006,293
    4.450%, 09/15/22.............................   3,237   3,307,126
ConAgra Foods, Inc.
#   1.900%, 01/25/18.............................   2,019   2,008,233
    3.200%, 01/25/23.............................   6,000   5,722,728
ConocoPhillips
    6.000%, 01/15/20.............................     159     182,396
ConocoPhillips Co.
    1.050%, 12/15/17.............................   1,832   1,822,530
    1.500%, 05/15/18.............................     212     211,835
    2.400%, 12/15/22.............................   1,942   1,856,700
#   3.350%, 11/15/24.............................   4,532   4,480,974
Consolidated Edison Co. of New York, Inc.
    3.300%, 12/01/24.............................   1,295   1,314,329
Corning, Inc.
    3.700%, 11/15/23.............................   2,742   2,795,124
Costco Wholesale Corp.
    1.125%, 12/15/17.............................   1,670   1,666,994
    1.700%, 12/15/19.............................     352     351,112
#   1.750%, 02/15/20.............................   1,942   1,928,672
Cox Communications, Inc.
    3.850%, 02/01/25.............................   6,869   6,369,665
CR Bard, Inc.
    1.375%, 01/15/18.............................     381     377,471
    4.400%, 01/15/21.............................     518     552,599
Crane Co.
    2.750%, 12/15/18.............................   1,545   1,557,915
CSX Corp.
    4.250%, 06/01/21.............................   4,532   4,853,835

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
CVS Health Corp.
    5.750%, 06/01/17............................. $    30 $   32,076
    2.250%, 12/05/18.............................     880    892,008
    2.250%, 08/12/19.............................     635    640,115
    3.375%, 08/12/24.............................   9,627  9,643,308
Cytec Industries, Inc.
    3.500%, 04/01/23.............................   3,885  3,774,219
Daimler Finance North America LLC
    1.650%, 03/02/18.............................   1,439  1,430,654
    3.250%, 08/01/24.............................   2,072  2,029,478
Danaher Corp.
#   1.650%, 09/15/18.............................     434    435,648
Devon Energy Corp.
    3.250%, 05/15/22.............................   6,992  6,730,870
Diageo Investment Corp.
    2.875%, 05/11/22.............................   1,133  1,127,179
DIRECTV Holdings LLC / DIRECTV Financing Co.,
 Inc.
    3.800%, 03/15/22.............................   5,115  5,238,911
    3.950%, 01/15/25.............................  10,000  9,950,850
Discovery Communications LLC
#   3.300%, 05/15/22.............................   1,424  1,404,186
    3.250%, 04/01/23.............................     647    617,461
    3.450%, 03/15/25.............................   3,237  3,023,008
Dollar General Corp.
    1.875%, 04/15/18.............................   1,265  1,260,304
    3.250%, 04/15/23.............................   6,812  6,509,527
Dominion Gas Holdings LLC
    3.600%, 12/15/24.............................   3,237  3,197,246
Dominion Resources, Inc.
    1.950%, 08/15/16.............................   1,368  1,376,125
    2.500%, 12/01/19.............................     932    933,541
    4.450%, 03/15/21.............................   1,554  1,667,436
    3.625%, 12/01/24.............................   1,295  1,294,477
Dow Chemical Co. (The)
    3.000%, 11/15/22.............................     647    635,677
#   3.500%, 10/01/24.............................   7,539  7,397,010
Dr Pepper Snapple Group, Inc.
    2.900%, 01/15/16.............................     653    655,760
Dr. Pepper Snapple Group, Inc.
    2.600%, 01/15/19.............................     111    112,454
    2.000%, 01/15/20.............................      88     85,516
DTE Energy Co.
    2.400%, 12/01/19.............................   2,170  2,172,012
    3.850%, 12/01/23.............................     971  1,006,088
Duke Energy Corp.
    1.625%, 08/15/17.............................   1,090  1,093,884
    5.050%, 09/15/19.............................      69     75,547
    3.050%, 08/15/22.............................   2,475  2,456,876
#   3.750%, 04/15/24.............................   4,532  4,682,295
Eastman Chemical Co.
    3.000%, 12/15/15.............................     435    436,146
    2.400%, 06/01/17.............................     835    844,390
    2.700%, 01/15/20.............................     444    444,543

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
    4.500%, 01/15/21............................. $ 1,284 $ 1,372,561
    3.600%, 08/15/22.............................     615     622,035
Eaton Corp.
    2.750%, 11/02/22.............................   1,619   1,587,005
eBay, Inc.
    1.350%, 07/15/17.............................     168     166,985
    2.200%, 08/01/19.............................     582     577,100
#   2.600%, 07/15/22.............................   2,719   2,543,412
Ecolab, Inc.
    3.000%, 12/08/16.............................      63      64,305
EI du Pont de Nemours & Co.
    6.000%, 07/15/18.............................     972   1,076,071
    4.625%, 01/15/20.............................     152     164,370
    2.800%, 02/15/23.............................   1,678   1,618,389
EMC Corp.
    1.875%, 06/01/18.............................   3,743   3,578,286
#   3.375%, 06/01/23.............................   4,532   3,818,106
EMD Finance LLC
    2.950%, 03/19/22.............................   5,180   5,095,887
Emerson Electric Co.
    3.150%, 06/01/25.............................   5,374   5,399,086
Enbridge Energy Partners L.P.
    5.875%, 12/15/16.............................      98     101,387
#   4.200%, 09/15/21.............................   1,241   1,205,386
Energy Transfer Partners L.P.
    3.600%, 02/01/23.............................   7,122   6,299,110
Enterprise Products Operating LLC
    3.200%, 02/01/16.............................      79      79,364
    5.250%, 01/31/20.............................     212     232,031
    3.900%, 02/15/24.............................   2,104   2,081,866
EOG Resources, Inc.
    2.500%, 02/01/16.............................     125     125,426
    5.875%, 09/15/17.............................     967   1,045,105
    4.100%, 02/01/21.............................   1,742   1,868,056
#   3.150%, 04/01/25.............................   1,797   1,782,399
ERAC USA Finance LLC
    2.350%, 10/15/19.............................     862     857,198
#   3.850%, 11/15/24.............................   1,942   1,965,923
Eversource Energy
    2.800%, 05/01/23.............................   6,344   6,141,944
Exelon Generation Co. LLC
    2.950%, 01/15/20.............................     836     839,389
#   4.250%, 06/15/22.............................   3,237   3,299,218
Express Scripts Holding Co.
    3.125%, 05/15/16.............................   1,203   1,217,133
    2.250%, 06/15/19.............................   1,057   1,057,073
    3.900%, 02/15/22.............................   4,823   4,984,648
#   3.500%, 06/15/24.............................   8,439   8,337,707
Exxon Mobil Corp.
#   1.305%, 03/06/18.............................   1,693   1,701,150
#   1.819%, 03/15/19.............................   2,816   2,840,434
#   3.176%, 03/15/24.............................  23,308  24,069,053
FedEx Corp.
    2.625%, 08/01/22.............................   4,208   4,109,853
    4.000%, 01/15/24.............................   2,590   2,702,782
#   3.200%, 02/01/25.............................   3,788   3,711,573

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Fifth Third Bancorp
    3.625%, 01/25/16............................. $ 1,228 $ 1,236,218
    2.300%, 03/01/19.............................   1,161   1,163,569
    3.500%, 03/15/22.............................   4,856   4,946,914
Fifth Third Bank
    1.450%, 02/28/18.............................     317     314,486
FMC Technologies, Inc.
    3.450%, 10/01/22.............................   5,584   5,144,210
Ford Motor Credit Co. LLC
    5.000%, 05/15/18.............................   2,092   2,221,800
#   2.459%, 03/27/20.............................     635     621,816
    4.375%, 08/06/23.............................   8,417   8,889,993
Gap, Inc. (The)
#   5.950%, 04/12/21.............................   1,619   1,721,803
GATX Corp.
    2.500%, 03/15/19.............................     547     543,013
    3.250%, 03/30/25.............................   5,180   4,833,800
General Dynamics Corp.
    1.000%, 11/15/17.............................     439     438,298
    2.250%, 11/15/22.............................   4,856   4,686,924
General Electric Co.
    5.250%, 12/06/17.............................   1,066   1,150,744
#   3.375%, 03/11/24.............................   3,237   3,331,284
General Mills, Inc.
#   3.150%, 12/15/21.............................   1,942   1,971,606
Georgia Power Co.
    5.250%, 12/15/15.............................     299     300,403
    2.850%, 05/15/22.............................   3,851   3,783,777
Gilead Sciences, Inc.
#   1.850%, 09/04/18.............................     233     235,355
    2.050%, 04/01/19.............................     177     177,668
    3.700%, 04/01/24.............................   6,474   6,691,708
GlaxoSmithKline Capital, Inc.
#   2.800%, 03/18/23.............................   6,766   6,757,894
Goldman Sachs Group, Inc. (The)
    3.625%, 02/07/16.............................     733     738,679
    6.250%, 09/01/17.............................      98     106,483
    6.000%, 06/15/20.............................   1,392   1,594,891
    5.250%, 07/27/21.............................   2,266   2,528,974
#   4.000%, 03/03/24.............................  11,654  12,008,328
Great Plains Energy, Inc.
    4.850%, 06/01/21.............................   1,295   1,408,394
Halliburton Co.
#   1.000%, 08/01/16.............................     682     682,293
    3.500%, 08/01/23.............................   6,474   6,467,856
Harley Davidson, Inc.
    3.500%, 07/28/25.............................   3,635   3,662,324
Harley-Davidson Financial Services, Inc.
    2.150%, 02/26/20.............................   1,189   1,176,764
Harris Corp.
    2.700%, 04/27/20.............................     503     494,333
Hartford Financial Services Group, Inc. (The)
    5.125%, 04/15/22.............................   5,180   5,733,633

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Hershey Co. (The)
    1.500%, 11/01/16............................. $   491 $   494,645
    1.600%, 08/21/18.............................   1,439   1,442,851
    2.625%, 05/01/23.............................   1,960   1,933,852
Hess Corp.
    8.125%, 02/15/19.............................     607     705,115
#   3.500%, 07/15/24.............................   3,286   3,063,462
Hewlett-Packard Co.
    4.375%, 09/15/21.............................  12,625  12,926,245
Home Depot, Inc. (The)
#   2.000%, 06/15/19.............................   2,187   2,221,456
    2.700%, 04/01/23.............................   1,295   1,285,092
Hormel Foods Corp.
#   4.125%, 04/15/21.............................   1,496   1,647,244
HSBC USA, Inc.
    1.625%, 01/16/18.............................   1,552   1,546,469
    2.375%, 11/13/19.............................     317     316,516
    2.350%, 03/05/20.............................   1,058   1,048,596
    3.500%, 06/23/24.............................   8,740   8,858,147
Humana, Inc.
    2.625%, 10/01/19.............................     455     458,977
    3.850%, 10/01/24.............................   7,916   8,049,662
Huntington Bancshares, Inc.
#   2.600%, 08/02/18.............................   2,720   2,749,332
Hyatt Hotels Corp.
    3.375%, 07/15/23.............................   1,959   1,824,205
Illinois Tool Works, Inc.
    1.950%, 03/01/19.............................     314     316,487
    3.500%, 03/01/24.............................   6,474   6,715,888
Indiana Michigan Power Co.
    7.000%, 03/15/19.............................     264     303,094
Intel Corp.
#   2.450%, 07/29/20.............................     529     537,658
    2.700%, 12/15/22.............................   1,942   1,947,173
Intercontinental Exchange, Inc.
    2.500%, 10/15/18.............................   1,682   1,711,684
    4.000%, 10/15/23.............................   1,022   1,056,947
International Business Machines Corp.
    1.950%, 02/12/19.............................   1,266   1,276,924
    1.875%, 05/15/19.............................     534     537,920
    3.375%, 08/01/23.............................   4,409   4,480,933
#   3.625%, 02/12/24.............................   9,712   9,993,026
International Paper Co.
    3.650%, 06/15/24.............................   1,942   1,921,283
    3.800%, 01/15/26.............................   1,062   1,060,209
Interpublic Group of Cos., Inc. (The)
    4.200%, 04/15/24.............................   3,949   3,940,861
ITC Holdings Corp.
    3.650%, 06/15/24.............................   5,827   5,853,781
Jefferies Group LLC
    5.125%, 04/13/18.............................     184     193,470
Jersey Central Power & Light Co.
    7.350%, 02/01/19.............................     940   1,062,741

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
John Deere Capital Corp.
    2.000%, 01/13/17.............................  $  648 $  656,259
    2.050%, 03/10/20.............................   3,491  3,474,069
#   3.350%, 06/12/24.............................   1,554  1,590,050
Johnson & Johnson
#   3.375%, 12/05/23.............................   6,474  6,887,857
Johnson Controls, Inc.
    5.500%, 01/15/16.............................     618    623,262
    2.600%, 12/01/16.............................     550    557,999
    3.625%, 07/02/24.............................     994    964,130
JPMorgan Chase & Co.
    3.150%, 07/05/16.............................     861    872,060
    2.000%, 08/15/17.............................     172    173,529
#   2.350%, 01/28/19.............................   2,126  2,145,802
    6.300%, 04/23/19.............................     232    263,790
    2.250%, 01/23/20.............................     796    790,059
    4.350%, 08/15/21.............................   2,719  2,912,617
#   3.625%, 05/13/24.............................   7,873  7,960,493
    3.900%, 07/15/25.............................   5,180  5,312,049
Juniper Networks, Inc.
    4.600%, 03/15/21.............................   2,590  2,697,495
    4.500%, 03/15/24.............................   4,273  4,272,701
Kellogg Co.
    1.875%, 11/17/16.............................     509    513,052
    1.750%, 05/17/17.............................     431    433,513
Kerr-McGee Corp.
    6.950%, 07/01/24.............................   4,467  5,239,326
KeyBank NA
    2.500%, 12/15/19.............................     528    532,338
KeyCorp
    2.900%, 09/15/20.............................     741    746,442
#   5.100%, 03/24/21.............................   4,532  5,046,309
Kimberly-Clark Corp.
    1.900%, 05/22/19.............................     497    499,044
    2.400%, 06/01/23.............................   1,942  1,891,223
Kinder Morgan Energy Partners L.P.
    3.500%, 03/01/16.............................     594    598,212
    5.300%, 09/15/20.............................   1,295  1,348,619
    5.800%, 03/01/21.............................     356    371,423
    4.150%, 03/01/22.............................   1,554  1,481,742
    3.500%, 09/01/23.............................   3,237  2,819,770
KLA-Tencor Corp.
    3.375%, 11/01/19.............................     424    428,851
#   4.650%, 11/01/24.............................   4,250  4,281,195
Kohl's Corp.
    3.250%, 02/01/23.............................   1,295  1,250,466
    4.750%, 12/15/23.............................   6,474  6,784,428
    4.250%, 07/17/25.............................   5,180  5,161,134
Kraft Foods Group, Inc.
    3.500%, 06/06/22.............................   9,255  9,441,229
Kroger Co. (The)
    2.300%, 01/15/19.............................   1,617  1,632,648
#   3.850%, 08/01/23.............................   5,911  6,138,650
L-3 Communications Corp.
    4.750%, 07/15/20.............................     550    572,315
    3.950%, 05/28/24.............................   7,306  6,977,581

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Laboratory Corp. of America Holdings
    2.200%, 08/23/17.............................  $2,242 $2,264,741
    2.625%, 02/01/20.............................     902    900,411
    4.000%, 11/01/23.............................   3,885  3,938,178
Lam Research Corp.
    2.750%, 03/15/20.............................   1,058  1,038,970
Legg Mason, Inc.
    2.700%, 07/15/19.............................     529    531,063
    3.950%, 07/15/24.............................   4,791  4,791,302
Liberty Mutual Group, Inc.
    5.000%, 06/01/21.............................   6,743  7,260,060
Lincoln National Corp.
    6.250%, 02/15/20.............................     117    133,199
Lockheed Martin Corp.
    2.125%, 09/15/16.............................     130    131,330
#   2.900%, 03/01/25.............................   4,532  4,374,898
Loews Corp.
    5.250%, 03/15/16.............................     196    199,055
    2.625%, 05/15/23.............................   1,855  1,774,126
Lowe's Cos., Inc.
    3.120%, 04/15/22.............................   1,295  1,322,160
#   3.875%, 09/15/23.............................     527    556,125
    3.375%, 09/15/25.............................   2,849  2,878,698
Macy's Retail Holdings, Inc.
    3.875%, 01/15/22.............................   2,879  2,930,972
    2.875%, 02/15/23.............................   4,208  3,937,350
    3.625%, 06/01/24.............................   3,237  3,116,163
Magellan Midstream Partners L.P.
    4.250%, 02/01/21.............................   1,534  1,604,826
Manufacturers & Traders Trust Co.
#   2.250%, 07/25/19.............................     477    478,302
#   2.100%, 02/06/20.............................   3,733  3,692,941
    2.900%, 02/06/25.............................   8,028  7,734,175
Marathon Oil Corp.
    0.900%, 11/01/15.............................   1,749  1,749,000
    2.800%, 11/01/22.............................   4,885  4,368,875
Marathon Petroleum Corp.
    3.625%, 09/15/24.............................   8,287  8,072,889
Markel Corp.
    3.625%, 03/30/23.............................   1,295  1,291,400
Marriott International, Inc.
    3.000%, 03/01/19.............................     575    587,124
Marsh & McLennan Cos., Inc.
    2.300%, 04/01/17.............................     892    903,877
    2.350%, 09/10/19.............................     529    530,812
    3.500%, 06/03/24.............................   8,417  8,408,726
MasterCard, Inc.
    2.000%, 04/01/19.............................   5,853  5,904,378
#   3.375%, 04/01/24.............................   1,808  1,858,841
Mattel, Inc.
    1.700%, 03/15/18.............................     578    571,887
#   2.350%, 05/06/19.............................   2,372  2,365,662

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Maxim Integrated Products, Inc.
    2.500%, 11/15/18............................. $   646 $   648,930
McDonald's Corp.
    5.350%, 03/01/18.............................     392     425,400
    3.500%, 07/15/20.............................     672     703,634
    2.625%, 01/15/22.............................   1,878   1,852,318
McKesson Corp.
    1.400%, 03/15/18.............................   1,068   1,058,398
#   3.796%, 03/15/24.............................   3,399   3,475,403
Medtronic, Inc.
    3.125%, 03/15/22.............................   2,206   2,261,671
    3.625%, 03/15/24.............................     388     403,816
Merck & Co., Inc.
#   2.800%, 05/18/23.............................   5,180   5,210,308
MetLife, Inc.
    7.717%, 02/15/19.............................     444     522,405
    3.600%, 04/10/24.............................  13,159  13,533,479
Microsoft Corp.
#   1.625%, 12/06/18.............................     973     984,406
    1.850%, 02/12/20.............................   2,560   2,569,533
    2.000%, 11/03/20.............................  13,700  13,728,962
#   3.625%, 12/15/23.............................   9,398   9,966,128
#   2.700%, 02/12/25.............................   1,942   1,913,150
Mobil Corp.
    8.625%, 08/15/21.............................   1,303   1,744,312
Molson Coors Brewing Co.
    2.000%, 05/01/17.............................      97      97,323
#   3.500%, 05/01/22.............................   5,180   5,137,897
Mondelez International, Inc.
    2.250%, 02/01/19.............................     138     138,550
    5.375%, 02/10/20.............................     169     188,708
#   4.000%, 02/01/24.............................  10,272  10,726,998
Monsanto Co.
    1.850%, 11/15/18.............................   2,959   2,945,344
    2.125%, 07/15/19.............................     264     262,627
    5.500%, 08/15/25.............................   2,266   2,519,522
Morgan Stanley
    4.750%, 03/22/17.............................   2,211   2,310,446
    7.300%, 05/13/19.............................     635     740,667
    5.500%, 07/28/21.............................   5,387   6,098,967
    3.875%, 04/29/24.............................   7,122   7,328,125
Mosaic Co. (The)
    4.250%, 11/15/23.............................   3,561   3,614,565
Motorola Solutions, Inc.
#   3.750%, 05/15/22.............................   3,237   2,980,539
    3.500%, 03/01/23.............................   3,237   2,888,223
MUFG Americas Holdings Corp.
#   3.500%, 06/18/22.............................   5,536   5,637,658
Mylan, Inc.
    2.550%, 03/28/19.............................   1,415   1,386,311
#   4.200%, 11/29/23.............................   4,532   4,485,067
Nasdaq, Inc.
    4.250%, 06/01/24.............................   2,849   2,895,772
National Oilwell Varco, Inc.
#   2.600%, 12/01/22.............................   9,831   9,137,924

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
NetApp, Inc.
#   2.000%, 12/15/17.............................  $  982 $  982,618
    3.250%, 12/15/22.............................   1,101  1,052,865
Newell Rubbermaid, Inc.
    6.250%, 04/15/18.............................   1,277  1,400,896
    4.000%, 06/15/22.............................   6,559  6,748,706
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19.............................   1,109  1,100,289
    4.500%, 06/01/21.............................     838    898,436
Nisource Finance Corp.
    6.400%, 03/15/18.............................     117    129,343
    6.125%, 03/01/22.............................   4,544  5,273,925
    3.850%, 02/15/23.............................     712    735,655
Noble Energy, Inc.
    4.150%, 12/15/21.............................   5,827  5,894,873
#   3.900%, 11/15/24.............................   6,474  6,164,931
Nordstrom, Inc.
    4.750%, 05/01/20.............................   1,353  1,484,827
    4.000%, 10/15/21.............................     971  1,028,724
Norfolk Southern Corp.
    2.903%, 02/15/23.............................   4,532  4,423,631
Northern Trust Corp.
    3.375%, 08/23/21.............................   1,942  2,040,211
Northrop Grumman Corp.
    1.750%, 06/01/18.............................   2,001  1,998,075
Novartis Capital Corp.
#   3.400%, 05/06/24.............................   6,151  6,411,489
Nucor Corp.
#   5.750%, 12/01/17.............................     236    253,301
    4.000%, 08/01/23.............................   2,266  2,303,831
O'Reilly Automotive, Inc.
    3.800%, 09/01/22.............................     730    741,732
Occidental Petroleum Corp.
    2.700%, 02/15/23.............................   5,600  5,476,890
Ohio Power Co.
    6.000%, 06/01/16.............................     196    201,608
    5.375%, 10/01/21.............................   2,335  2,652,450
Omnicom Group, Inc.
    5.900%, 04/15/16.............................     970    990,798
#   3.650%, 11/01/24.............................   1,295  1,285,815
ONE Gas, Inc.
    2.070%, 02/01/19.............................     497    496,263
ONEOK Partners L.P.
    6.150%, 10/01/16.............................   1,147  1,182,084
#   3.375%, 10/01/22.............................   1,229  1,087,198
Oracle Corp.
#   1.200%, 10/15/17.............................     501    502,955
    2.500%, 10/15/22.............................   1,942  1,902,577
#   2.950%, 05/15/25.............................   1,683  1,647,024
PACCAR Financial Corp.
    1.600%, 03/15/17.............................      45     45,325
    1.750%, 08/14/18.............................   1,185  1,189,857
Pacific Gas & Electric Co.
    3.850%, 11/15/23.............................   3,237  3,381,985
    3.750%, 02/15/24.............................   6,578  6,768,282

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
#   3.500%, 06/15/25.............................  $4,338 $4,384,603
Packaging Corp. of America
    4.500%, 11/01/23.............................   3,933  4,144,163
Parker-Hannifin Corp.
    3.300%, 11/21/24.............................   6,164  6,274,132
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
    3.050%, 01/09/20.............................   4,721  4,717,011
PepsiCo, Inc.
    5.000%, 06/01/18.............................     920  1,004,180
    4.500%, 01/15/20.............................     206    226,408
#   2.750%, 03/05/22.............................   1,556  1,571,328
    2.750%, 03/01/23.............................   4,532  4,528,841
#   3.500%, 07/17/25.............................   6,474  6,694,194
Pfizer, Inc.
#   2.100%, 05/15/19.............................   1,058  1,066,676
    3.000%, 06/15/23.............................   1,942  1,960,659
#   3.400%, 05/15/24.............................   6,474  6,587,094
PG&E Corp.
    2.400%, 03/01/19.............................     173    173,985
Philip Morris International, Inc.
    1.625%, 03/20/17.............................     219    221,338
    2.500%, 08/22/22.............................     974    959,786
#   3.250%, 11/10/24.............................   4,001  4,055,934
Phillips 66
    4.300%, 04/01/22.............................   7,284  7,732,228
Pioneer Natural Resources Co.
    6.875%, 05/01/18.............................     741    806,373
Pitney Bowes, Inc.
    4.625%, 03/15/24.............................   6,114  6,106,602
Plains All American Pipeline L.P. / PAA Finance
 Corp.
    6.500%, 05/01/18.............................     414    452,018
#   5.000%, 02/01/21.............................     647    690,928
    2.850%, 01/31/23.............................   2,590  2,371,168
    3.850%, 10/15/23.............................   1,472  1,411,096
PNC Bank NA
#   1.500%, 02/23/18.............................   1,767  1,765,691
    2.400%, 10/18/19.............................     846    852,205
#   2.600%, 07/21/20.............................     635    642,059
    3.300%, 10/30/24.............................   3,237  3,242,331
#   2.950%, 02/23/25.............................   8,093  7,871,211
PNC Funding Corp.
    3.300%, 03/08/22.............................     949    977,994
PPG Industries, Inc.
    1.900%, 01/15/16.............................     272    272,692
PPL Capital Funding, Inc.
    3.400%, 06/01/23.............................   4,914  4,917,799
Praxair, Inc.
    1.250%, 11/07/18.............................   1,219  1,205,531
    2.200%, 08/15/22.............................     809    774,481
Precision Castparts Corp.
    2.500%, 01/15/23.............................   5,180  5,014,582
Principal Financial Group, Inc.
    3.125%, 05/15/23.............................   7,378  7,222,059

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Private Export Funding Corp.
    4.300%, 12/15/21.............................  $  911 $1,014,390
Progress Energy, Inc.
    5.625%, 01/15/16.............................      38     38,348
    4.875%, 12/01/19.............................     553    602,152
Progressive Corp. (The)
#   3.750%, 08/23/21.............................   4,403  4,691,696
Prudential Financial, Inc.
#   3.000%, 05/12/16.............................     884    894,041
    2.350%, 08/15/19.............................   1,587  1,600,823
    5.375%, 06/21/20.............................     201    225,539
#   3.500%, 05/15/24.............................   9,712  9,872,112
PSEG Power LLC
    2.450%, 11/15/18.............................     529    531,505
    4.300%, 11/15/23.............................   3,898  3,974,085
QUALCOMM, Inc.
#   1.400%, 05/18/18.............................   1,000    995,499
#   2.250%, 05/20/20.............................     543    539,240
#   3.450%, 05/20/25.............................   6,474  6,227,295
Quest Diagnostics, Inc.
    4.700%, 04/01/21.............................   3,885  4,196,561
    3.500%, 03/30/25.............................     388    375,715
Questar Corp.
    2.750%, 02/01/16.............................     922    926,226
Qwest Corp.
    6.500%, 06/01/17.............................      98    103,880
Raytheon Co.
    6.750%, 03/15/18.............................     402    450,831
    2.500%, 12/15/22.............................   1,424  1,404,057
Reinsurance Group of America, Inc.
    5.000%, 06/01/21.............................     971  1,054,714
    4.700%, 09/15/23.............................   3,885  4,143,368
Republic Services, Inc.
    3.800%, 05/15/18.............................     533    557,234
    5.500%, 09/15/19.............................     631    701,594
    3.550%, 06/01/22.............................   2,590  2,665,910
Reynolds American, Inc.
    2.300%, 08/21/17.............................   1,307  1,325,000
    6.875%, 05/01/20.............................   1,295  1,498,972
    3.250%, 11/01/22.............................   5,539  5,512,895
Rockwell Automation, Inc.
    2.875%, 03/01/25.............................   1,295  1,278,648
Roper Technologies, Inc.
    2.050%, 10/01/18.............................     185    184,056
Ryder System, Inc.
    2.500%, 03/01/18.............................     343    345,440
SCANA Corp.
    4.125%, 02/01/22.............................   1,965  1,955,159
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19.............................   2,350  2,313,284
    3.500%, 06/15/22.............................   2,784  2,693,584
    3.900%, 11/15/24.............................   5,439  5,287,426
Sempra Energy
    6.500%, 06/01/16.............................   1,264  1,303,611
    4.050%, 12/01/23.............................   4,254  4,452,134

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
#   3.550%, 06/15/24............................. $ 6,604 $ 6,687,395
Sherwin Williams Co. (The)
#   3.450%, 08/01/25.............................   4,597   4,699,610
Southern Co. (The)
    2.750%, 06/15/20.............................   1,146   1,139,956
Southwest Airlines Co.
    2.750%, 11/06/19.............................   7,120   7,214,518
Spectra Energy Capital LLC
    3.300%, 03/15/23.............................   6,652   5,888,044
Spectra Energy Partners L.P.
    4.750%, 03/15/24.............................   3,237   3,330,705
St Jude Medical, Inc.
    2.800%, 09/15/20.............................     132     132,803
    3.250%, 04/15/23.............................   3,237   3,200,056
StanCorp Financial Group, Inc.
    5.000%, 08/15/22.............................   3,237   3,439,584
Staples, Inc.
    4.375%, 01/12/23.............................   1,295   1,262,688
Starbucks Corp.
    2.000%, 12/05/18.............................   1,894   1,921,175
Starwood Hotels & Resorts Worldwide, Inc.
    6.750%, 05/15/18.............................     504     552,576
    3.125%, 02/15/23.............................   8,237   7,939,150
State Street Corp.
    2.875%, 03/07/16.............................     113     113,794
#   2.550%, 08/18/20.............................   1,248   1,261,097
    3.300%, 12/16/24.............................  10,883  11,016,883
Stryker Corp.
    3.375%, 05/15/24.............................     518     525,264
Sunoco Logistics Partners Operations L.P.
    4.650%, 02/15/22.............................   1,874   1,814,757
SunTrust Bank
    2.750%, 05/01/23.............................   3,172   3,057,392
SunTrust Banks, Inc.
    3.600%, 04/15/16.............................     665     671,870
    2.500%, 05/01/19.............................     952     958,987
Symantec Corp.
    2.750%, 06/15/17.............................     491     492,601
Target Corp.
    2.300%, 06/26/19.............................   1,006   1,026,741
    2.900%, 01/15/22.............................   3,351   3,431,065
TD Ameritrade Holding Corp.
    5.600%, 12/01/19.............................     212     239,490
    2.950%, 04/01/22.............................   4,206   4,190,312
    3.625%, 04/01/25.............................   6,474   6,624,922
Tech Data Corp.
    3.750%, 09/21/17.............................     491     504,858
Texas Instruments, Inc.
#   2.375%, 05/16/16.............................     449     453,563
Thermo Fisher Scientific, Inc.
    1.850%, 01/15/18.............................     915     914,588
    2.400%, 02/01/19.............................   1,000   1,007,424

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
TIAA Asset Management Finance Co. LLC
    2.950%, 11/01/19.............................  $1,132 $1,146,469
#   4.125%, 11/01/24.............................   2,590  2,638,019
Time Warner Cable, Inc.
    5.000%, 02/01/20.............................     140    149,813
Time Warner, Inc.
#   4.750%, 03/29/21.............................   2,482  2,717,241
    4.000%, 01/15/22.............................   1,165  1,220,043
#   3.550%, 06/01/24.............................   4,532  4,514,588
TJX Cos., Inc.
    2.500%, 05/15/23.............................   4,170  4,054,220
Total System Services, Inc.
    2.375%, 06/01/18.............................     475    474,709
Toyota Motor Credit Corp.
    2.100%, 01/17/19.............................   2,902  2,933,501
    2.125%, 07/18/19.............................   1,900  1,915,361
#   3.300%, 01/12/22.............................   6,581  6,834,500
    2.625%, 01/10/23.............................   6,474  6,388,278
Travelers Cos., Inc. (The)
    5.500%, 12/01/15.............................      53     53,208
Tyson Foods, Inc.
    2.650%, 08/15/19.............................   2,153  2,170,185
    4.500%, 06/15/22.............................   8,092  8,607,048
Unilever Capital Corp.
    2.750%, 02/10/16.............................     231    232,488
    2.200%, 03/06/19.............................     138    140,369
Union Bank NA
    3.000%, 06/06/16.............................   2,632  2,664,958
Union Pacific Corp.
    2.250%, 02/15/19.............................     436    441,744
    1.800%, 02/01/20.............................     846    839,515
    2.750%, 04/15/23.............................     647    640,644
    3.250%, 01/15/25.............................   9,626  9,827,078
United Technologies Corp.
    1.800%, 06/01/17.............................   1,381  1,397,651
    3.100%, 06/01/22.............................   1,900  1,950,618
    7.500%, 09/15/29.............................     622    867,816
UnitedHealth Group, Inc.
    6.000%, 06/15/17.............................     169    181,810
    1.400%, 10/15/17.............................     609    610,334
    2.300%, 12/15/19.............................     969    980,012
#   2.750%, 02/15/23.............................   8,773  8,633,930
#   3.750%, 07/15/25.............................   3,367  3,512,340
Unum Group
#   4.000%, 03/15/24.............................   1,295  1,319,180
US Bancorp
    2.200%, 04/25/19.............................   1,587  1,609,161
US Bank NA
    2.125%, 10/28/19.............................   1,708  1,717,664
Valero Energy Corp.
#   6.125%, 06/15/17.............................     344    367,675
    9.375%, 03/15/19.............................     593    719,176
Verizon Communications, Inc.
    2.000%, 11/01/16.............................   1,710  1,726,245
#   3.650%, 09/14/18.............................   1,164  1,227,696

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
    2.550%, 06/17/19............................. $   317 $   322,641
    4.600%, 04/01/21.............................   2,622   2,856,955
#   5.150%, 09/15/23.............................   9,064  10,088,703
Viacom, Inc.
    6.250%, 04/30/16.............................     491     503,187
    2.500%, 12/15/16.............................     786     795,977
    2.750%, 12/15/19.............................     693     690,810
    4.500%, 03/01/21.............................   1,878   1,965,562
#   4.250%, 09/01/23.............................     647     644,037
#   3.875%, 04/01/24.............................   3,648   3,460,817
Volkswagen Group of America Finance LLC
#   2.125%, 05/23/19.............................     879     839,914
#   2.400%, 05/22/20.............................     699     668,073
Wal-Mart Stores, Inc.
#   2.550%, 04/11/23.............................   5,827   5,793,769
    3.300%, 04/22/24.............................   4,532   4,709,006
Walgreen Co.
    5.250%, 01/15/19.............................      72      78,066
    3.100%, 09/15/22.............................   4,612   4,456,714
Walgreens Boots Alliance, Inc.
#   3.300%, 11/18/21.............................   6,151   6,148,589
Walt Disney Co. (The)
    1.125%, 02/15/17.............................     594     597,029
    2.150%, 09/17/20.............................   1,058   1,067,911
#   3.150%, 09/17/25.............................   6,474   6,652,786
Waste Management, Inc.
    2.600%, 09/01/16.............................     532     538,788
    4.600%, 03/01/21.............................   1,852   2,019,063
WEC Energy Group, Inc.
    2.450%, 06/15/20.............................   1,677   1,686,737
Wells Fargo & Co.
    2.100%, 05/08/17.............................     758     769,069
    2.125%, 04/22/19.............................   1,587   1,594,078
#   3.500%, 03/08/22.............................   8,870   9,226,813
#   3.000%, 02/19/25.............................   6,474   6,280,045
Western Gas Partners L.P.
    4.000%, 07/01/22.............................   2,442   2,338,037
Western Union Co. (The)
    5.930%, 10/01/16.............................     777     808,568
    5.253%, 04/01/20.............................   2,310   2,528,263
Whirlpool Corp.
    7.750%, 07/15/16.............................     491     512,679
    4.700%, 06/01/22.............................   1,942   2,075,934
Whirpool Corp.
#   3.700%, 05/01/25.............................  12,588  12,412,385
Williams Partners L.P.
    4.000%, 11/15/21.............................   2,266   2,144,230
    3.350%, 08/15/22.............................     842     745,873
Wisconsin Electric Power Co.
    3.100%, 06/01/25.............................   3,237   3,247,083
Wm Wrigley Jr Co.
    2.900%, 10/21/19.............................     176     179,933
Wyndham Worldwide Corp.
    2.500%, 03/01/18.............................   1,021   1,022,456
    3.900%, 03/01/23.............................   7,169   6,905,503

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^     Value+
                                                  -------     ------
                                                   (000)
UNITED STATES -- (Continued)
Xerox Corp.
    2.750%, 03/15/19............................. $ 1,643 $    1,593,372
    5.625%, 12/15/19.............................     635        681,001
    4.500%, 05/15/21.............................   3,237      3,235,152
#   3.800%, 05/15/24.............................   4,532      4,160,236
Xilinx, Inc.
    2.125%, 03/15/19.............................     706        703,326
Yum! Brands, Inc.
#   6.250%, 04/15/16.............................     888        906,426
    6.250%, 03/15/18.............................      --             --
#   3.750%, 11/01/21.............................   3,775      3,558,768
Zimmer Biomet Holdings, Inc.
    2.700%, 04/01/20.............................     430        428,823
Zoetis, Inc.
#   3.250%, 02/01/23.............................   4,532      4,340,428
                                                          --------------
TOTAL UNITED STATES..............................          1,861,930,798
                                                          --------------
TOTAL BONDS......................................          2,375,068,309
                                                          --------------

AGENCY OBLIGATIONS -- (18.7%)
Federal Farm Credit Bank
    5.100%, 09/03/19.............................   2,695      3,083,864
    5.320%, 09/03/19.............................   6,379      7,287,185
    5.150%, 11/15/19.............................   3,354      3,829,409
    4.670%, 05/07/20.............................   1,677      1,907,163
    5.350%, 08/07/20.............................   2,007      2,350,462
    3.650%, 12/21/20.............................  13,178     14,419,078
    5.250%, 03/02/21.............................   1,827      2,123,948
    5.220%, 02/22/22.............................   1,497      1,786,216
    5.210%, 12/19/22.............................   6,349      7,680,462
    4.800%, 02/13/23.............................     583        688,177
    5.250%, 03/06/23.............................   1,797      2,198,651
    5.220%, 05/15/23.............................  14,406     17,353,713
    2.630%, 08/03/26.............................   5,827      5,740,294
    5.770%, 01/05/27.............................   1,942      2,516,960
Federal Home Loan Bank
    4.875%, 05/17/17.............................   1,620      1,724,067
    5.000%, 11/17/17.............................   9,620     10,432,246
    0.750%, 12/08/17.............................   3,600      3,592,660
    3.125%, 12/08/17.............................   5,990      6,260,377
    1.375%, 03/09/18.............................  11,185     11,305,015
    1.250%, 06/08/18.............................   9,375      9,434,334
    4.750%, 06/08/18.............................   3,170      3,464,835
    2.000%, 09/14/18.............................  14,660     15,040,486
    1.750%, 12/14/18.............................  16,920     17,224,899
    1.500%, 03/08/19.............................  11,350     11,434,830
    1.875%, 03/08/19.............................  16,720     17,077,507
    5.375%, 05/15/19.............................  16,985     19,291,121
    1.625%, 06/14/19.............................  16,120     16,297,755
    5.125%, 08/15/19.............................   1,585      1,802,449
    1.375%, 09/13/19.............................   1,495      1,494,330
    4.500%, 09/13/19.............................  11,070     12,313,593
    4.125%, 12/13/19.............................   7,785      8,598,688
    1.875%, 03/13/20.............................  36,835     37,376,143
    4.125%, 03/13/20.............................  44,635     49,478,255
    3.000%, 03/18/20.............................   5,415      5,744,589

                                                   Face
                                                  Amount^    Value+
                                                  -------    ------
                                                   (000)
    3.375%, 06/12/20............................. $ 8,535 $  9,169,065
    2.875%, 09/11/20.............................   4,405    4,668,617
    4.625%, 09/11/20.............................   7,680    8,735,286
    3.125%, 12/11/20.............................   1,795    1,924,377
    5.250%, 12/11/20.............................   2,260    2,643,689
    1.750%, 03/12/21.............................  12,110   12,078,114
    5.000%, 03/12/21.............................   1,555    1,804,383
    2.250%, 06/11/21.............................  20,965   21,457,258
    3.625%, 06/11/21.............................   3,005    3,299,012
    5.625%, 06/11/21.............................  11,075   13,328,552
    2.375%, 09/10/21.............................  11,785   12,141,602
    3.000%, 09/10/21.............................   9,355    9,916,375
    2.625%, 12/10/21.............................  32,225   33,193,071
    5.000%, 12/10/21.............................  13,625   15,929,478
    2.250%, 03/11/22.............................   2,995    3,051,135
    2.500%, 03/11/22.............................   3,295    3,405,234
    5.250%, 06/10/22.............................   2,470    2,943,563
    5.750%, 06/10/22.............................   5,840    7,106,556
    2.000%, 09/09/22.............................   4,860    4,837,289
    5.375%, 09/30/22.............................  18,980   22,930,023
    5.250%, 12/09/22.............................   4,490    5,467,069
    4.750%, 03/10/23.............................  14,735   17,187,965
    3.250%, 06/09/23.............................  10,480   11,156,002
    5.375%, 08/15/24.............................   3,855    4,709,789
    5.365%, 09/09/24.............................     600      737,018
    4.375%, 03/13/26.............................   6,020    6,913,151
    5.750%, 06/12/26.............................   4,115    5,255,979
Federal Home Loan Mortgage Corporation
    1.250%, 05/12/17.............................     491      495,276
    1.000%, 07/28/17.............................     589      590,830
    1.000%, 09/29/17.............................      90       90,389
    1.750%, 05/30/19.............................     529      537,732
    6.750%, 09/15/29.............................  16,186   23,454,615
Federal National Mortgage Association
    1.875%, 09/18/18.............................     559      571,959
    1.875%, 02/19/19.............................   1,058    1,080,893
    1.500%, 06/22/20.............................   4,549    4,534,179
    6.250%, 05/15/29.............................  32,372   44,678,928
    7.125%, 01/15/30.............................   6,474    9,655,706
Tennessee Valley Authority
    6.250%, 12/15/17.............................   5,255    5,840,523
    4.500%, 04/01/18.............................  14,469   15,663,387
    1.750%, 10/15/18.............................   3,237    3,280,547
    3.875%, 02/15/21.............................  31,741   34,927,257
    1.875%, 08/15/22.............................  38,243   37,653,943
    2.875%, 09/15/24.............................  46,120   46,818,026
    6.750%, 11/01/25.............................  21,623   28,844,671
                                                          ------------
TOTAL AGENCY OBLIGATIONS.........................          837,062,274
                                                          ------------

U.S. TREASURY OBLIGATIONS -- (19.3%)
U.S. Treasury Bonds
#   8.125%, 08/15/19.............................  46,571   58,368,115

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
    8.750%, 08/15/20............................. $25,517 $34,032,765
    8.125%, 05/15/21.............................  37,017  49,667,990
    8.125%, 08/15/21.............................  35,789  48,435,171
    7.250%, 08/15/22.............................  23,959  32,225,881
    6.250%, 08/15/23.............................  34,741  45,542,228
    7.500%, 11/15/24.............................  24,948  36,144,457
    6.875%, 08/15/25.............................  17,371  24,738,944
    6.000%, 02/15/26.............................  19,167  25,969,834
    6.750%, 08/15/26.............................  19,317  27,801,179
#   6.625%, 02/15/27.............................  16,173  23,278,713
    5.250%, 11/15/28.............................  18,868  24,975,892
    5.250%, 02/15/29.............................  17,850  23,685,713
    6.125%, 08/15/29.............................  26,184  37,649,163
    6.250%, 05/15/30.............................  17,311  25,435,313
U.S. Treasury Notes
    1.000%, 12/15/17.............................     846     849,280
    0.750%, 12/31/17.............................   3,921   3,915,285
    2.625%, 01/31/18.............................   7,771   8,077,070
    0.750%, 02/28/18.............................  20,603  20,540,795
    2.875%, 03/31/18.............................   5,311   5,564,377
    1.375%, 06/30/18.............................  14,899  15,058,481
    1.375%, 09/30/18.............................  11,955  12,076,617
    1.250%, 11/30/18.............................   9,945   9,997,110
    1.500%, 12/31/18.............................  10,266  10,388,839
    1.500%, 01/31/19.............................  15,327  15,501,921
    3.125%, 05/15/19.............................  15,612  16,628,114

                                                       Face
                                                      Amount^       Value+
                                                      -------       ------
                                                       (000)
      1.750%, 09/30/19............................. $     2,210 $    2,245,163
      3.625%, 02/15/20.............................      10,482     11,439,518
      1.125%, 03/31/20.............................      11,081     10,928,833
      1.125%, 04/30/20.............................       5,990      5,904,320
      3.500%, 05/15/20.............................       4,492      4,887,242
      1.875%, 06/30/20.............................      22,462     22,847,267
      2.000%, 07/31/20.............................      23,360     23,879,226
      2.000%, 09/30/20.............................      42,528     43,465,733
      3.125%, 05/15/21.............................      49,865     53,679,090
      2.000%, 10/31/21.............................      25,157     25,497,225
      2.750%, 02/15/24.............................      22,462     23,690,191
                                                                --------------
TOTAL U.S. TREASURY OBLIGATIONS....................                865,013,055
                                                                --------------
TOTAL INVESTMENT SECURITIES........................              4,077,143,638
                                                                --------------

                                                      Shares
                                                      ------
SECURITIES LENDING COLLATERAL -- (8.9%)
(S)@  DFA Short Term Investment Fund...............  34,543,468    399,667,930
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $4,473,378,708)............................              $4,476,811,568
                                                                ==============

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                            Investments in Securities (Market Value)
                                          ---------------------------------------------
                                          Level 1    Level 2     Level 3     Total
                                          ------- -------------- ------- --------------
Bonds
  Australia..............................   --    $   38,470,854   --    $   38,470,854
  Austria................................   --         2,635,950   --         2,635,950
  Canada.................................   --       113,246,850   --       113,246,850
  Denmark................................   --         2,048,855   --         2,048,855
  Finland................................   --         4,437,254   --         4,437,254
  France.................................   --        56,574,235   --        56,574,235
  Germany................................   --        35,127,935   --        35,127,935
  Ireland................................   --        13,476,236   --        13,476,236
  Italy..................................   --         7,261,571   --         7,261,571
  Japan..................................   --        30,967,634   --        30,967,634
  Netherlands............................   --        60,781,415   --        60,781,415
  Norway.................................   --        23,310,810   --        23,310,810
  Spain..................................   --         4,766,807   --         4,766,807
  Supranational Organization Obligations.   --        21,681,311   --        21,681,311
  Sweden.................................   --        10,574,098   --        10,574,098
  Switzerland............................   --        17,295,170   --        17,295,170
  United Kingdom.........................   --        70,480,526   --        70,480,526
  United States..........................   --     1,861,930,798   --     1,861,930,798
Agency Obligations.......................   --       837,062,274   --       837,062,274
U.S. Treasury Obligations................   --       865,013,055   --       865,013,055
Securities Lending Collateral............   --       399,667,930   --       399,667,930
                                            --    --------------   --    --------------
TOTAL....................................   --    $4,476,811,568   --    $4,476,811,568
                                            ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                 DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                                 Face
                                                               Amount^^^      Value+
                                                              ----------- --------------
                                                                 (000)
U.S. TREASURY OBLIGATIONS -- (99.4%)
Treasury Inflation Protected Security
  1.375%, 01/15/20........................................... $    99,300 $  114,608,023
  1.250%, 07/15/20...........................................     198,600    227,440,056
  1.125%, 01/15/21...........................................     231,500    262,240,908
  0.625%, 07/15/21...........................................     210,000    225,498,237
  0.125%, 01/15/22...........................................     225,500    231,948,878
  0.125%, 07/15/22...........................................     156,500    158,536,262
  0.125%, 01/15/23...........................................     179,800    179,529,585
  0.375%, 07/15/23...........................................     157,000    158,476,615
  0.625%, 01/15/24...........................................     171,000    174,433,701
  0.250%, 01/15/25...........................................      10,000      9,676,878
  2.375%, 01/15/25...........................................     135,000    196,496,375
  2.000%, 01/15/26...........................................     116,800    157,662,016
  2.375%, 01/15/27...........................................     108,000    149,731,105
  1.750%, 01/15/28...........................................     105,700    133,637,919
  3.625%, 04/15/28...........................................     105,500    206,906,819
  2.500%, 01/15/29...........................................      86,000    115,232,093
  3.875%, 04/15/29...........................................      88,745    178,257,219
  3.375%, 04/15/32...........................................      47,000     87,158,373
                                                                          --------------
TOTAL U.S. TREASURY OBLIGATIONS..............................              2,967,471,062
                                                                          --------------

                                                                Shares
                                                              -----------
TEMPORARY CASH INVESTMENTS -- (0.6%)
State Street Institutional U.S. Government Money Market Fund.  16,774,090     16,774,090
                                                                          --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,980,201,994).......................................             $2,984,245,152
                                                                          ==============

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                    -------------------------------------------------
                                    Level 1        Level 2     Level 3     Total
                                    ----------- -------------- ------- --------------
U.S. Treasury Obligations..........          -- $2,967,471,062   --    $2,967,471,062
Temporary Cash Investments......... $16,774,090             --   --        16,774,090
                                    ----------- --------------   --    --------------
TOTAL.............................. $16,774,090 $2,967,471,062   --    $2,984,245,152
                                    =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                   DFA SHORT-DURATION REAL RETURN PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
BONDS -- (91.5%)
AUSTRALIA -- (2.8%)
Australia & New Zealand Banking Group, Ltd.
    1.250%, 06/13/17.............................  $5,000 $ 5,000,575
    1.875%, 10/06/17.............................     358     361,477
    1.450%, 05/15/18.............................     358     355,316
BHP Billiton Finance USA, Ltd.
    1.875%, 11/21/16.............................   1,300   1,310,959
    1.625%, 02/24/17.............................     824     827,224
Commonwealth Bank of Australia
    1.125%, 03/13/17.............................   4,000   4,004,496
    1.900%, 09/18/17.............................     787     794,803
    2.500%, 09/20/18.............................     916     934,793
    2.250%, 03/13/19.............................   5,000   5,033,855
National Australia Bank, Ltd.
    1.300%, 07/25/16.............................     250     251,247
    2.250%, 07/01/19.............................   3,500   3,507,829
Westpac Banking Corp.
    2.000%, 08/14/17.............................     501     506,264
                                                          -----------
TOTAL AUSTRALIA..................................          22,888,838
                                                          -----------

AUSTRIA -- (0.2%)
Austria Government International Bond
    1.750%, 06/17/16.............................     215     216,728
Oesterreichische Kontrollbank AG
    2.000%, 06/03/16.............................     272     274,455
    1.125%, 05/29/18.............................   1,431   1,429,698
                                                          -----------
TOTAL AUSTRIA....................................           1,920,881
                                                          -----------

CANADA -- (5.5%)
Bank of Montreal
    2.375%, 01/25/19.............................      24      24,320
British Columbia, Province of Canada
    2.100%, 05/18/16.............................     358     360,987
    1.200%, 04/25/17.............................     715     718,629
Canada Government International Bond
    0.875%, 02/14/17.............................     715     716,464
Canadian National Railway Co.
    1.450%, 12/15/16.............................   2,036   2,050,698
Canadian Natural Resources, Ltd.
    5.700%, 05/15/17.............................     588     618,792
Cenovus Energy, Inc.
    5.700%, 10/15/19.............................   2,000   2,167,322
Encana Corp.
    6.500%, 05/15/19.............................   1,300   1,403,080
Export Development Canada
    1.250%, 10/26/16.............................     785     789,897
Goldcorp, Inc.
    2.125%, 03/15/18.............................   2,000   1,968,360

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
CANADA -- (Continued)
Ontario, Province of Canada
    4.950%, 11/28/16.............................  $  715 $   746,923
    1.200%, 02/14/18.............................   2,831   2,827,563
    2.000%, 01/30/19.............................   5,000   5,058,955
Petro-Canada
    6.050%, 05/15/18.............................     429     469,597
Potash Corp. of Saskatchewan, Inc.
    3.250%, 12/01/17.............................     123     126,245
Royal Bank of Canada
    2.300%, 07/20/16.............................     393     397,608
    1.500%, 01/16/18.............................   7,000   6,997,354
    2.200%, 07/27/18.............................   4,000   4,058,960
    2.150%, 03/15/19.............................   1,700   1,710,178
Suncor Energy, Inc.
    6.100%, 06/01/18.............................     707     776,809
Thomson Reuters Corp.
    1.300%, 02/23/17.............................   1,300   1,298,033
Toronto-Dominion Bank (The)
    2.375%, 10/19/16.............................     215     218,326
    2.625%, 09/10/18.............................     715     734,336
    2.125%, 07/02/19.............................   7,600   7,623,378
                                                          -----------
TOTAL CANADA.....................................          43,862,814
                                                          -----------

DENMARK -- (0.1%)
Kommunekredit
    1.125%, 03/15/18.............................     715     715,003
                                                          -----------

FINLAND -- (0.7%)
Municipality Finance P.L.C.
    1.125%, 04/17/18.............................   5,789   5,783,477
                                                          -----------

FRANCE -- (2.4%)
BNP Paribas SA
    1.250%, 12/12/16.............................   1,431   1,434,114
    2.375%, 09/14/17.............................     252     256,012
    2.375%, 05/21/20.............................   3,000   2,993,298
BPCE SA
    2.500%, 12/10/18.............................   2,200   2,233,194
    2.500%, 07/15/19.............................   2,000   2,019,522
Sanofi
    1.250%, 04/10/18.............................     744     744,140
Societe Generale SA
    2.750%, 10/12/17.............................   1,772   1,807,415
Total Capital International SA
    2.125%, 01/10/19.............................     781     792,310
    2.100%, 06/19/19.............................   7,000   7,089,453
                                                          -----------
TOTAL FRANCE.....................................          19,369,458
                                                          -----------

GERMANY -- (2.0%)
Deutsche Bank AG
    3.250%, 01/11/16.............................     500     502,552
    6.000%, 09/01/17.............................     862     926,280
    2.500%, 02/13/19.............................     777     782,753
    2.950%, 08/20/20.............................   1,900   1,905,747

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
GERMANY -- (Continued)
FMS Wertmanagement AoeR
    1.000%, 11/21/17.............................  $8,789 $ 8,783,270
KFW
    2.000%, 06/01/16.............................      72      72,651
    4.875%, 01/17/17.............................     358     375,768
    1.250%, 02/15/17.............................   1,002   1,007,830
    0.875%, 09/05/17.............................     358     357,824
Landeskreditbank Baden- Wuerttemberg Foerderbank
    2.250%, 07/15/16.............................     558     564,623
Landwirtschaftliche Rentenbank
    0.875%, 09/12/17.............................     901     900,801
                                                          -----------
TOTAL GERMANY....................................          16,180,099
                                                          -----------

IRELAND -- (0.4%)
GE Capital International Funding Co.
    0.964%, 04/15/16.............................   3,056   3,055,398
                                                          -----------

ITALY -- (0.3%)
Intesa Sanpaolo SpA
    3.875%, 01/16/18.............................   2,000   2,064,410
                                                          -----------

JAPAN -- (3.0%)
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
    2.300%, 03/05/20.............................   3,900   3,864,486
Development Bank of Japan, Inc.
    1.875%, 10/03/18.............................     594     600,837
Japan Bank for International Cooperation
    2.250%, 07/13/16.............................     358     362,042
    1.750%, 07/31/18.............................     358     361,067
Japan Finance Organization for Municipalities
    1.375%, 02/05/18.............................   5,000   4,989,210
Mizuho Bank, Ltd.
    1.550%, 10/17/17.............................   5,760   5,737,951
Nippon Telegraph & Telephone Corp.
    1.400%, 07/18/17.............................     102     102,204
Nomura Holdings, Inc.
    2.000%, 09/13/16.............................   1,528   1,537,090
    2.750%, 03/19/19.............................   1,500   1,521,277
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19.............................   2,673   2,691,842
    2.450%, 01/16/20.............................   2,000   2,003,234
                                                          -----------
TOTAL JAPAN......................................          23,771,240
                                                          -----------

NETHERLANDS -- (3.4%)
Bank Nederlandse Gemeenten NV
    1.375%, 09/27/17.............................   1,002   1,009,140
    1.375%, 03/19/18.............................   1,790   1,798,449
    1.875%, 06/11/19.............................   5,000   5,063,460

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
NETHERLANDS -- (Continued)
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
    1.700%, 03/19/18.............................  $5,000 $ 5,025,845
    2.250%, 01/14/19.............................   3,356   3,385,348
Deutsche Telekom International Finance BV
    6.000%, 07/08/19.............................     934   1,056,056
Koninklijke Philips NV
    5.750%, 03/11/18.............................   1,164   1,261,535
LyondellBasell Industries NV
    5.000%, 04/15/19.............................   1,650   1,775,445
Nederlandse Waterschapsbank NV
    2.125%, 06/16/16.............................     429     433,154
Shell International Finance BV
    1.125%, 08/21/17.............................     358     358,635
    2.000%, 11/15/18.............................   5,709   5,777,337
                                                          -----------
TOTAL NETHERLANDS................................          26,944,404
                                                          -----------

NORWAY -- (0.5%)
Kommunalbanken A.S.
    2.375%, 01/19/16.............................     108     108,411
    1.000%, 09/26/17.............................     286     286,086
    1.000%, 03/15/18.............................   2,146   2,139,219
Statoil ASA
    1.200%, 01/17/18.............................     168     167,616
    1.150%, 05/15/18.............................     236     234,518
    1.950%, 11/08/18.............................     715     719,325
                                                          -----------
TOTAL NORWAY.....................................           3,655,175
                                                          -----------

SPAIN -- (0.6%)
Telefonica Emisiones SAU
    5.134%, 04/27/20.............................   4,250   4,678,438
                                                          -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (2.6%)
African Development Bank
    1.125%, 03/15/17.............................     501     503,120
Asian Development Bank
    1.125%, 03/15/17.............................     358     359,906
    1.750%, 09/11/18.............................     639     649,498
    1.875%, 04/12/19.............................   5,000   5,091,175
EUROFIMA
    5.250%, 04/07/16.............................     358     364,873
European Bank for Reconstruction & Development
    1.750%, 06/14/19.............................   5,000   5,064,430
European Investment Bank
    4.875%, 01/17/17.............................     358     375,547
    1.625%, 06/15/17.............................   5,286   5,351,330
    1.125%, 09/15/17.............................     215     215,723
Inter-American Development Bank
    1.125%, 03/15/17.............................      59      59,340
    0.875%, 03/15/18.............................     715     713,038
International Bank for Reconstruction &
 Development
    1.000%, 09/15/16.............................     143     143,690
    0.875%, 04/17/17.............................     859     860,487

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
International Finance Corp.
    0.875%, 06/15/18.............................  $  215 $   213,961
Nordic Investment Bank
    0.750%, 01/17/18.............................     787     782,311
                                                          -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....          20,748,429
                                                          -----------

SWEDEN -- (0.4%)
Kommuninvest I Sverige AB
    1.000%, 10/24/17.............................   1,776   1,775,588
Svensk Exportkredit AB
    2.125%, 07/13/16.............................     715     722,821
Svenska Handelsbanken AB
    2.875%, 04/04/17.............................     700     713,139
    2.500%, 01/25/19.............................     358     364,637
                                                          -----------
TOTAL SWEDEN.....................................           3,576,185
                                                          -----------

SWITZERLAND -- (0.8%)
Credit Suisse AG New York
    2.300%, 05/28/19.............................     625     628,426
Credit Suisse New York
    1.375%, 05/26/17.............................   2,000   1,998,888
UBS AG
    1.375%, 08/14/17.............................   2,000   1,996,354
    5.875%, 12/20/17.............................     372     403,299
    5.750%, 04/25/18.............................   1,000   1,090,420
    2.375%, 08/14/19.............................     667     670,712
                                                          -----------
TOTAL SWITZERLAND................................           6,788,099
                                                          -----------

UNITED KINGDOM -- (3.2%)
Abbey National Treasury Services P.L.C.
    2.375%, 03/16/20.............................   4,600   4,606,477
Barclays Bank P.L.C.
    2.500%, 02/20/19.............................   2,600   2,640,284
Barclays P.L.C.
    2.750%, 11/08/19.............................   2,000   2,004,904
BP Capital Markets P.L.C.
    2.248%, 11/01/16.............................   1,651   1,672,011
    1.846%, 05/05/17.............................     250     252,464
British Telecommunications P.L.C.
    1.250%, 02/14/17.............................     272     271,911
Diageo Capital P.L.C.
    1.500%, 05/11/17.............................     890     892,479
GlaxoSmithKline Capital P.L.C.
    1.500%, 05/08/17.............................   1,498   1,509,413
Lloyds Bank P.L.C.
    4.200%, 03/28/17.............................     780     811,866
    1.750%, 05/14/18.............................   2,790   2,794,863
Nationwide Building Society
    2.350%, 01/21/20.............................   4,000   3,999,256

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED KINGDOM -- (Continued)
Network Rail Infrastructure Finance P.L.C.
    1.250%, 08/31/16.............................  $  329 $   330,876
Vodafone Group P.L.C.
    5.625%, 02/27/17.............................   2,358   2,486,975
    1.250%, 09/26/17.............................   1,500   1,491,051
                                                          -----------
TOTAL UNITED KINGDOM.............................          25,764,830
                                                          -----------

UNITED STATES -- (62.6%)
ABB Finance USA, Inc.
    1.625%, 05/08/17.............................     189     189,711
AbbVie, Inc.
    1.200%, 11/06/15.............................     358     358,014
    2.500%, 05/14/20.............................   3,000   2,966,835
ACE INA Holdings, Inc.
    2.600%, 11/23/15.............................   1,216   1,217,291
Actavis, Inc.
    1.875%, 10/01/17.............................   1,276   1,273,869
Aetna, Inc.
    2.200%, 03/15/19.............................   3,340   3,345,267
Aflac, Inc.
    2.650%, 02/15/17.............................   1,515   1,543,221
Agilent Technologies, Inc.
    6.500%, 11/01/17.............................     153     165,124
Air Products & Chemicals, Inc.
    2.000%, 08/02/16.............................     919     926,918
Airgas, Inc.
    2.375%, 02/15/20.............................   4,000   3,945,648
Allergan, Inc.
    5.750%, 04/01/16.............................      40      40,767
Altera Corp.
    2.500%, 11/15/18.............................   3,000   3,046,974
Amazon.com, Inc.
    0.650%, 11/27/15.............................     382     382,052
    2.600%, 12/05/19.............................   2,700   2,764,765
American Express Credit Corp.
    2.800%, 09/19/16.............................   1,481   1,507,926
    2.125%, 03/18/19.............................   2,000   2,009,620
    2.375%, 05/26/20.............................     800     799,090
American Honda Finance Corp.
    2.125%, 10/10/18.............................   2,196   2,225,426
    2.450%, 09/24/20.............................   3,000   3,025,959
American International Group, Inc.
    2.300%, 07/16/19.............................   2,062   2,075,945
    3.375%, 08/15/20.............................   3,000   3,133,185
Ameriprise Financial, Inc.
    5.650%, 11/15/15.............................      72      72,098
    5.300%, 03/15/20.............................   1,000   1,123,035
Amgen, Inc.
    2.125%, 05/15/17.............................   1,000   1,013,128
    2.200%, 05/22/19.............................   4,311   4,330,438
Amphenol Corp.
    2.550%, 01/30/19.............................   3,800   3,884,045
Anadarko Petroleum Corp.
    5.950%, 09/15/16.............................   1,355   1,404,957

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Anheuser-Busch Cos. LLC
    5.050%, 10/15/16.............................  $  379 $  394,024
Anheuser-Busch InBev Worldwide, Inc.
    1.375%, 07/15/17.............................   1,717  1,711,080
    5.375%, 01/15/20.............................   1,510  1,680,736
Anthem, Inc.
    5.875%, 06/15/17.............................     117    124,864
    1.875%, 01/15/18.............................   3,000  3,011,850
Apple, Inc.
    2.100%, 05/06/19.............................   4,000  4,070,772
Applied Materials, Inc.
    2.650%, 06/15/16.............................     297    301,021
Assurant, Inc.
    2.500%, 03/15/18.............................     715    721,433
AT&T, Inc.
    2.400%, 08/15/16.............................     465    470,321
    1.600%, 02/15/17.............................     358    359,015
    5.800%, 02/15/19.............................   3,000  3,337,011
    2.450%, 06/30/20.............................   1,331  1,319,444
Autodesk, Inc.
    1.950%, 12/15/17.............................      75     75,342
AutoZone, Inc.
    6.950%, 06/15/16.............................      54     55,933
    1.300%, 01/13/17.............................   1,035  1,034,736
Baker Hughes, Inc.
    7.500%, 11/15/18.............................      66     75,958
Bank of America Corp.
    3.750%, 07/12/16.............................     715    728,816
    2.000%, 01/11/18.............................     415    416,814
    2.600%, 01/15/19.............................   2,000  2,023,860
Bank of New York Mellon Corp. (The)
    2.100%, 01/15/19.............................   1,000  1,007,231
    2.200%, 05/15/19.............................   1,500  1,522,114
    4.600%, 01/15/20.............................   1,200  1,308,841
    2.150%, 02/24/20.............................   1,200  1,204,231
Baxter International, Inc.
    1.850%, 06/15/18.............................   4,400  4,403,124
Bayer U.S. Finance LLC
    2.375%, 10/08/19.............................   2,500  2,525,177
BB&T Corp.
    2.150%, 03/22/17.............................     411    415,861
    1.450%, 01/12/18.............................     141    140,657
    6.850%, 04/30/19.............................   2,000  2,306,578
Beam Suntory, Inc.
    1.750%, 06/15/18.............................   1,431  1,418,304
Becton Dickinson and Co.
    1.750%, 11/08/16.............................   1,882  1,895,469
    1.450%, 05/15/17.............................   1,650  1,649,726
Berkshire Hathaway Finance Corp.
    1.600%, 05/15/17.............................      72     72,743
    1.300%, 05/15/18.............................   7,264  7,262,373
Berkshire Hathaway, Inc.
    2.200%, 08/15/16.............................     358    362,780
    1.900%, 01/31/17.............................     358    362,751

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
BlackRock, Inc.
    5.000%, 12/10/19.............................  $2,000 $2,230,982
Boeing Capital Corp.
    2.900%, 08/15/18.............................     546    568,206
Boston Scientific Corp.
    2.650%, 10/01/18.............................   2,000  2,021,312
    6.000%, 01/15/20.............................     500    560,119
Branch Banking & Trust Co.
    2.300%, 10/15/18.............................   1,073  1,089,787
Bristol-Myers Squibb Co.
    1.750%, 03/01/19.............................   1,500  1,504,437
Broadcom Corp.
    2.700%, 11/01/18.............................   2,000  2,028,748
Brown-Forman Corp.
    1.000%, 01/15/18.............................     495    485,713
Buckeye Partners L.P.
    6.050%, 01/15/18.............................   1,310  1,382,133
    2.650%, 11/15/18.............................     261    252,589
Campbell Soup Co.
    3.050%, 07/15/17.............................   1,500  1,540,653
Capital One Bank USA NA
    2.300%, 06/05/19.............................   2,000  1,987,370
Capital One Financial Corp.
    2.450%, 04/24/19.............................     900    903,249
Cardinal Health, Inc.
    1.700%, 03/15/18.............................   1,919  1,921,414
Caterpillar Financial Services Corp.
    2.650%, 04/01/16.............................     572    577,079
    1.000%, 11/25/16.............................     715    717,350
    2.450%, 09/06/18.............................     545    559,125
CBS Corp.
    1.950%, 07/01/17.............................     621    624,765
    2.300%, 08/15/19.............................   2,000  1,981,410
Celgene Corp.
    2.250%, 05/15/19.............................   2,000  2,009,564
CenterPoint Energy Resources Corp.
    6.125%, 11/01/17.............................      39     42,342
CF Industries, Inc.
    6.875%, 05/01/18.............................   2,413  2,670,450
Charles Schwab Corp. (The)
    2.200%, 07/25/18.............................     372    376,058
Chevron Corp.
    1.104%, 12/05/17.............................     383    383,264
    1.718%, 06/24/18.............................   1,907  1,927,296
Citigroup, Inc.
    4.450%, 01/10/17.............................     501    519,849
    6.000%, 08/15/17.............................     501    539,097
    2.500%, 09/26/18.............................     501    507,066
    2.400%, 02/18/20.............................   3,000  2,984,811
Clorox Co. (The)
    5.950%, 10/15/17.............................   1,800  1,946,891
CNA Financial Corp.
    6.500%, 08/15/16.............................   2,000  2,077,554
Coca-Cola Co. (The)
    1.650%, 11/01/18.............................   4,543  4,587,649

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Colgate-Palmolive Co.
    1.500%, 11/01/18.............................  $5,393 $5,443,133
Comcast Corp.
    6.500%, 01/15/17.............................   1,122  1,195,636
    6.300%, 11/15/17.............................     286    314,538
    5.700%, 05/15/18.............................     501    553,626
Comerica, Inc.
    2.125%, 05/23/19.............................   1,450  1,446,308
Computer Sciences Corp.
    6.500%, 03/15/18.............................     669    732,546
ConAgra Foods, Inc.
    1.900%, 01/25/18.............................   2,171  2,159,422
ConocoPhillips
    6.000%, 01/15/20.............................   1,300  1,491,288
ConocoPhillips Co.
    1.050%, 12/15/17.............................   1,334  1,327,105
Costco Wholesale Corp.
    1.125%, 12/15/17.............................   1,216  1,213,811
    1.750%, 02/15/20.............................   1,775  1,762,818
CR Bard, Inc.
    1.375%, 01/15/18.............................     277    274,434
Crane Co.
    2.750%, 12/15/18.............................     608    613,082
CVS Health Corp.
    5.750%, 06/01/17.............................      22     23,522
    2.250%, 08/12/19.............................   2,500  2,520,137
Daimler Finance North America LLC
    1.450%, 08/01/16.............................   1,500  1,500,750
Danaher Corp.
    1.650%, 09/15/18.............................     990    993,759
Devon Energy Corp.
    6.300%, 01/15/19.............................     300    334,163
Dollar General Corp.
    1.875%, 04/15/18.............................     921    917,581
Dominion Resources, Inc.
    1.950%, 08/15/16.............................   1,073  1,079,373
    2.500%, 12/01/19.............................   3,500  3,505,785
Dr Pepper Snapple Group, Inc.
    2.900%, 01/15/16.............................     861    864,639
Dr. Pepper Snapple Group, Inc.
    2.600%, 01/15/19.............................   1,000  1,013,099
DTE Energy Co.
    2.400%, 12/01/19.............................   4,000  4,003,708
Duke Energy Corp.
    1.625%, 08/15/17.............................     794    796,829
    2.100%, 06/15/18.............................   1,300  1,315,844
Eastman Chemical Co.
    3.000%, 12/15/15.............................     317    317,835
    2.400%, 06/01/17.............................     608    614,838
eBay, Inc.
    1.350%, 07/15/17.............................     123    122,257
    2.200%, 08/01/19.............................   4,346  4,309,407
Ecolab, Inc.
    3.000%, 12/08/16.............................   2,000  2,041,422
Edwards Lifesciences Corp.
    2.875%, 10/15/18.............................   1,000  1,018,050

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
EI du Pont de Nemours & Co.
    6.000%, 07/15/18.............................  $  708 $  783,805
EMC Corp.
    1.875%, 06/01/18.............................   1,767  1,689,241
Enbridge Energy Partners L.P.
    5.875%, 12/15/16.............................      72     74,488
Enterprise Products Operating LLC
    6.650%, 04/15/18.............................   2,000  2,218,652
EOG Resources, Inc.
    2.500%, 02/01/16.............................     182    182,621
    5.875%, 09/15/17.............................     705    761,943
Eversource Energy
    1.450%, 05/01/18.............................   1,235  1,224,966
Exelon Generation Co. LLC
    2.950%, 01/15/20.............................   2,600  2,610,540
Express Scripts Holding Co.
    3.125%, 05/15/16.............................   1,930  1,952,674
    2.250%, 06/15/19.............................   2,000  2,000,138
Exxon Mobil Corp.
    0.921%, 03/15/17.............................   5,000  5,016,070
    1.819%, 03/15/19.............................   5,472  5,519,481
Fifth Third Bancorp
    3.625%, 01/25/16.............................   1,051  1,058,033
Fifth Third Bank
    1.450%, 02/28/18.............................   3,000  2,976,207
Fiserv, Inc.
    2.700%, 06/01/20.............................   2,000  2,002,510
FMC Technologies, Inc.
    2.000%, 10/01/17.............................   1,120  1,107,516
Ford Motor Credit Co. LLC
    5.000%, 05/15/18.............................   1,524  1,618,558
    2.375%, 03/12/19.............................   1,300  1,287,122
GATX Corp.
    1.250%, 03/04/17.............................   1,500  1,489,366
    2.500%, 07/30/19.............................     200    198,928
General Dynamics Corp.
    1.000%, 11/15/17.............................     551    550,118
General Electric Capital Corp.
    2.250%, 11/09/15.............................     143    143,041
    2.950%, 05/09/16.............................     286    289,537
Georgia Power Co.
    5.250%, 12/15/15.............................     217    218,018
    4.250%, 12/01/19.............................   2,130  2,310,085
Gilead Sciences, Inc.
    2.550%, 09/01/20.............................   1,000  1,009,300
Goldman Sachs Group, Inc. (The)
    3.625%, 02/07/16.............................   1,073  1,081,313
    6.250%, 09/01/17.............................   2,381  2,587,095
Halliburton Co.
    1.000%, 08/01/16.............................     651    651,280
#   2.000%, 08/01/18.............................   3,970  3,989,000
Harris Corp.
    2.700%, 04/27/20.............................   3,000  2,948,310
Hershey Co. (The)
    1.500%, 11/01/16.............................     358    360,658

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Home Depot, Inc. (The)
#   5.400%, 03/01/16.............................  $   64 $   65,063
    2.250%, 09/10/18.............................   2,000  2,058,402
    2.000%, 06/15/19.............................   3,200  3,250,416
HSBC USA, Inc.
    1.625%, 01/16/18.............................   1,130  1,125,973
    2.375%, 11/13/19.............................   3,281  3,275,993
Humana, Inc.
    2.625%, 10/01/19.............................   3,000  3,026,220
Huntington Bancshares, Inc.
    2.600%, 08/02/18.............................   1,043  1,054,248
Huntington National Bank (The)
    2.400%, 04/01/20.............................   2,600  2,582,013
Indiana Michigan Power Co.
    7.000%, 03/15/19.............................   2,000  2,296,166
Intel Corp.
    1.350%, 12/15/17.............................   1,900  1,908,624
    2.450%, 07/29/20.............................     127    129,078
International Business Machines Corp.
    1.250%, 02/08/18.............................     100     99,916
    1.950%, 02/12/19.............................     537    541,634
Intuit, Inc.
    5.750%, 03/15/17.............................   1,300  1,373,355
Jefferies Group LLC
    5.125%, 04/13/18.............................     134    140,897
JM Smucker Co. (The)
    2.500%, 03/15/20.............................   3,320  3,318,516
John Deere Capital Corp.
    2.000%, 01/13/17.............................     472    478,016
    1.200%, 10/10/17.............................   1,074  1,072,822
    2.050%, 03/10/20.............................   2,000  1,990,300
Johnson Controls, Inc.
    5.500%, 01/15/16.............................     450    453,832
    2.600%, 12/01/16.............................     401    406,832
JPMorgan Chase & Co.
    3.150%, 07/05/16.............................     859    870,035
    2.000%, 08/15/17.............................     125    126,111
#   2.350%, 01/28/19.............................   3,000  3,027,942
Kellogg Co.
    1.875%, 11/17/16.............................     371    373,954
    1.750%, 05/17/17.............................     314    315,831
KeyBank NA
    1.100%, 11/25/16.............................     859    860,159
    1.650%, 02/01/18.............................   2,000  1,999,978
KeyCorp
    2.900%, 09/15/20.............................   2,000  2,014,688
Kimberly-Clark Corp.
    1.900%, 05/22/19.............................   2,000  2,008,224
Kinder Morgan Energy Partners L.P.
    3.500%, 03/01/16.............................     787    792,581
KLA-Tencor Corp.
    3.375%, 11/01/19.............................   1,800  1,820,592
Kroger Co. (The)
    1.200%, 10/17/16.............................     480    480,969
    6.400%, 08/15/17.............................   1,170  1,269,127

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Laboratory Corp. of America Holdings
    2.200%, 08/23/17.............................  $1,633 $1,649,564
Lam Research Corp.
    2.750%, 03/15/20.............................   2,800  2,749,636
Legg Mason, Inc.
    2.700%, 07/15/19.............................   3,000  3,011,697
Lockheed Martin Corp.
    2.125%, 09/15/16.............................      95     95,972
Loews Corp.
    5.250%, 03/15/16.............................     143    145,229
Manufacturers & Traders Trust Co.
    2.100%, 02/06/20.............................   4,225  4,179,662
Marathon Oil Corp.
    0.900%, 11/01/15.............................   1,274  1,274,000
Marriott International, Inc.
    3.000%, 03/01/19.............................   2,960  3,022,415
Marsh & McLennan Cos., Inc.
    2.300%, 04/01/17.............................     650    658,655
    2.350%, 03/06/20.............................   2,000  2,006,846
MasterCard, Inc.
    2.000%, 04/01/19.............................   4,050  4,085,551
Mattel, Inc.
    2.350%, 05/06/19.............................   5,000  4,986,640
Maxim Integrated Products, Inc.
    2.500%, 11/15/18.............................   2,000  2,009,070
McDonald's Corp.
    5.350%, 03/01/18.............................     286    310,368
    5.000%, 02/01/19.............................   4,506  4,916,411
McKesson Corp.
    1.400%, 03/15/18.............................   2,740  2,715,365
Medtronic, Inc.
    4.450%, 03/15/20.............................   2,525  2,755,399
Molson Coors Brewing Co.
    2.000%, 05/01/17.............................   2,429  2,437,091
Mondelez International, Inc.
    2.250%, 02/01/19.............................   3,000  3,011,952
Monsanto Co.
    1.850%, 11/15/18.............................   2,155  2,145,055
    2.125%, 07/15/19.............................   2,550  2,536,743
Morgan Stanley
    4.750%, 03/22/17.............................   1,829  1,911,265
    2.375%, 07/23/19.............................   3,000  3,014,718
Mylan, Inc.
    2.550%, 03/28/19.............................   1,097  1,074,758
NASDAQ OMX Group, Inc. (The)
    5.550%, 01/15/20.............................   2,484  2,751,154
NetApp, Inc.
    2.000%, 12/15/17.............................     715    715,450
Newell Rubbermaid, Inc.
    6.250%, 04/15/18.............................     930  1,020,230
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19.............................   2,950  2,926,828
Nisource Finance Corp.
    6.400%, 03/15/18.............................      86     95,073

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
NiSource Finance Corp.
    6.800%, 01/15/19.............................  $  396 $  450,306
Nissan Motor Acceptance Corp.
    2.125%, 03/03/20.............................   2,250  2,232,587
Nordstrom, Inc.
    6.250%, 01/15/18.............................   3,094  3,407,682
    4.750%, 05/01/20.............................     350    384,102
Northrop Grumman Corp.
    1.750%, 06/01/18.............................   3,554  3,548,804
Nucor Corp.
    5.750%, 12/01/17.............................   4,612  4,950,101
NYSE Euronext
    2.000%, 10/05/17.............................   1,350  1,365,557
Occidental Petroleum Corp.
    1.750%, 02/15/17.............................     705    710,610
Ohio Power Co.
    6.000%, 06/01/16.............................     143    147,091
Omnicom Group, Inc.
    5.900%, 04/15/16.............................     707    722,159
ONEOK Partners L.P.
    6.150%, 10/01/16.............................     836    861,572
Oracle Corp.
    5.250%, 01/15/16.............................     286    288,766
    1.200%, 10/15/17.............................   1,665  1,671,498
PACCAR Financial Corp.
    1.600%, 03/15/17.............................      33     33,238
    1.400%, 05/18/18.............................   3,250  3,234,023
PepsiCo, Inc.
    5.000%, 06/01/18.............................     670    731,305
    2.250%, 01/07/19.............................   1,000  1,020,392
    2.150%, 10/14/20.............................   3,000  2,998,971
Pfizer, Inc.
    1.500%, 06/15/18.............................   1,252  1,253,475
PG&E Corp.
    2.400%, 03/01/19.............................   2,074  2,085,803
Philip Morris International, Inc.
    2.500%, 05/16/16.............................   1,000  1,010,395
Pioneer Natural Resources Co.
    6.875%, 05/01/18.............................   2,000  2,176,446
Plains All American Pipeline L.P. / PAA Finance
 Corp.
    6.500%, 05/01/18.............................     900    982,647
PNC Bank NA
    2.400%, 10/18/19.............................   4,000  4,029,336
PNC Funding Corp.
    2.700%, 09/19/16.............................   1,000  1,014,654
PPG Industries, Inc.
    1.900%, 01/15/16.............................     275    275,700
Praxair, Inc.
#   1.250%, 11/07/18.............................     888    878,188
Precision Castparts Corp.
    0.700%, 12/20/15.............................   2,000  2,000,006
Progress Energy, Inc.
    5.625%, 01/15/16.............................     143    144,308
Prudential Financial, Inc.
    3.000%, 05/12/16.............................   1,294  1,308,699
    5.375%, 06/21/20.............................   3,000  3,366,252

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
PSEG Power LLC
    2.450%, 11/15/18.............................  $2,499 $2,510,833
QUALCOMM, Inc.
#   2.250%, 05/20/20.............................   3,000  2,979,225
Quest Diagnostics, Inc.
    2.700%, 04/01/19.............................   1,300  1,306,337
    2.500%, 03/30/20.............................   3,630  3,599,686
Questar Corp.
    2.750%, 02/01/16.............................     672    675,080
Qwest Corp.
    6.500%, 06/01/17.............................      72     76,320
Raymond James Financial, Inc.
    4.250%, 04/15/16.............................   1,000  1,013,549
Raytheon Co.
    6.750%, 03/15/18.............................     293    328,591
Republic Services, Inc.
    3.800%, 05/15/18.............................     388    405,642
Reynolds American, Inc.
    2.300%, 08/21/17.............................   1,797  1,821,748
Roper Technologies, Inc.
    2.050%, 10/01/18.............................     135    134,311
Ryder System, Inc.
    2.500%, 03/01/18.............................     250    251,779
    2.350%, 02/26/19.............................   2,000  1,989,496
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19.............................   2,369  2,331,987
Sempra Energy
    6.500%, 06/01/16.............................     921    949,862
Southwest Airlines Co.
    2.750%, 11/06/19.............................     426    431,655
St Jude Medical, Inc.
    2.800%, 09/15/20.............................   3,500  3,521,283
Starbucks Corp.
    2.000%, 12/05/18.............................   1,183  1,199,974
Starwood Hotels & Resorts Worldwide, Inc.
    6.750%, 05/15/18.............................     367    402,372
State Street Corp.
    2.875%, 03/07/16.............................     429    432,014
Stryker Corp.
    1.300%, 04/01/18.............................   1,500  1,495,578
SunTrust Banks, Inc.
    3.600%, 04/15/16.............................     715    722,387
Symantec Corp.
    2.750%, 06/15/17.............................     358    359,167
Sysco Corp.
    2.600%, 10/01/20.............................   2,000  2,020,884
Target Corp.
    6.000%, 01/15/18.............................   1,400  1,541,357
    2.300%, 06/26/19.............................   3,000  3,061,851
Tech Data Corp.
    3.750%, 09/21/17.............................     358    368,105
Thermo Fisher Scientific, Inc.
    1.850%, 01/15/18.............................   2,166  2,165,025
TIAA Asset Management Finance Co. LLC
    2.950%, 11/01/19.............................   3,890  3,939,722

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Time Warner, Inc.
    2.100%, 06/01/19.............................  $2,000 $1,993,322
Total System Services, Inc.
    2.375%, 06/01/18.............................   3,000  2,998,161
Toyota Motor Credit Corp.
    2.100%, 01/17/19.............................     572    578,209
Transatlantic Holdings, Inc.
    5.750%, 12/14/15.............................     100    100,526
Tyson Foods, Inc.
    2.650%, 08/15/19.............................   2,000  2,015,964
Unilever Capital Corp.
    2.750%, 02/10/16.............................     650    654,187
    2.200%, 03/06/19.............................   1,000  1,017,165
Union Bank NA
    3.000%, 06/06/16.............................   1,996  2,020,994
Union Pacific Corp.
    2.250%, 02/15/19.............................   1,400  1,418,444
United Technologies Corp.
    1.800%, 06/01/17.............................   1,006  1,018,129
UnitedHealth Group, Inc.
    6.000%, 06/15/17.............................     200    215,160
    1.400%, 10/15/17.............................   1,444  1,447,164
    2.300%, 12/15/19.............................   1,400  1,415,910
US Bancorp
    1.950%, 11/15/18.............................   1,000  1,010,470
    2.200%, 04/25/19.............................   2,000  2,027,928
Valero Energy Corp.
    6.125%, 06/15/17.............................     251    268,275
Verizon Communications, Inc.
    2.000%, 11/01/16.............................   1,245  1,256,828
    3.650%, 09/14/18.............................     690    727,758
    2.550%, 06/17/19.............................   1,000  1,017,794
Viacom, Inc.
    6.250%, 04/30/16.............................     144    147,574
    2.500%, 12/15/16.............................     572    579,261
#   2.200%, 04/01/19.............................   2,000  1,979,402
Volkswagen Group of America Finance LLC
#   2.400%, 05/22/20.............................   4,000  3,823,020
Wal-Mart Stores, Inc.
    5.375%, 04/05/17.............................     448    476,708
    1.125%, 04/11/18.............................   7,351  7,369,128
    1.950%, 12/15/18.............................     490    501,319
Walgreen Co.
    5.250%, 01/15/19.............................       8      8,674
Walgreens Boots Alliance, Inc.
    2.700%, 11/18/19.............................   2,000  2,008,370
Walt Disney Co. (The)
    1.125%, 02/15/17.............................   1,214  1,220,191
    1.500%, 09/17/18.............................   3,000  3,012,519
Waste Management, Inc.
    2.600%, 09/01/16.............................   1,465  1,483,692
Wells Fargo & Co.
    2.625%, 12/15/16.............................     762    776,343
    2.100%, 05/08/17.............................     552    560,061
    2.150%, 01/30/20.............................   3,000  2,992,833

                                                      Face
                                                     Amount^    Value+
                                                     -------    ------
                                                      (000)
UNITED STATES -- (Continued)
Western Gas Partners L.P.
       2.600%, 08/15/18............................. $ 1,875 $  1,861,701
Western Union Co. (The)
       5.930%, 10/01/16.............................     566      588,995
Whirlpool Corp.
       7.750%, 07/15/16.............................     358      373,806
Wyndham Worldwide Corp.
       2.500%, 03/01/18.............................   1,805    1,807,574
Xerox Corp.
       2.950%, 03/15/17.............................   2,000    2,020,764
Xilinx, Inc.
       2.125%, 03/15/19.............................   2,500    2,490,530
Yum! Brands, Inc.
       6.250%, 04/15/16.............................     647      660,425
                                                             ------------
TOTAL UNITED STATES.................................          501,869,064
                                                             ------------
TOTAL BONDS.........................................          733,636,242
                                                             ------------
AGENCY OBLIGATIONS -- (4.1%)
Federal Home Loan Bank
       4.875%, 05/17/17.............................   1,180    1,255,802
Federal Home Loan Mortgage Corporation
       5.125%, 10/18/16.............................     358      373,923
#      5.000%, 04/18/17.............................   1,002    1,065,293
       1.250%, 05/12/17.............................   5,358    5,404,663
       1.000%, 07/28/17.............................     429      430,333
       1.000%, 09/29/17.............................      66       66,285
       3.750%, 03/27/19.............................   4,000    4,331,736
       1.750%, 05/30/19.............................   4,000    4,066,028
Federal National Mortgage Association
       1.250%, 01/30/17.............................     358      361,019
       5.000%, 02/13/17.............................     358      378,114
       0.750%, 04/20/17.............................   5,300    5,308,459
#      1.875%, 09/18/18.............................     715      731,576
       1.625%, 01/21/20.............................   3,000    3,018,426
       1.500%, 06/22/20.............................   5,000    4,983,710
Tennessee Valley Authority
       1.750%, 10/15/18.............................     715      724,619
                                                             ------------
TOTAL AGENCY OBLIGATIONS............................           32,499,986
                                                             ------------

U.S. TREASURY OBLIGATIONS -- (3.0%)
Treasury Inflation Protected Security
^^^    0.125%, 04/15/18.............................     900      928,673
^^^++  0.125%, 04/15/19.............................   8,366    8,495,648
^^^++  0.125%, 04/15/20.............................  14,700   14,850,663
                                                             ------------
TOTAL U.S. TREASURY OBLIGATIONS.....................           24,274,984
                                                             ------------


DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED


                                                    Shares     Value+
                                                    ------     ------
SECURITIES LENDING COLLATERAL -- (1.4%)
(S)@  DFA Short Term Investment Fund............... 969,683 $ 11,219,235
                                                            ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $800,801,830)..............................          $801,630,447
                                                            ============

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           Investments in Securities (Market Value)
                                          ------------------------------------------
                                          Level 1    Level 2    Level 3     Total
                                          ------- ------------  ------- ------------
Bonds
  Australia..............................   --    $ 22,888,838    --    $ 22,888,838
  Austria................................   --       1,920,881    --       1,920,881
  Canada.................................   --      43,862,814    --      43,862,814
  Denmark................................   --         715,003    --         715,003
  Finland................................   --       5,783,477    --       5,783,477
  France.................................   --      19,369,458    --      19,369,458
  Germany................................   --      16,180,099    --      16,180,099
  Ireland................................   --       3,055,398    --       3,055,398
  Italy..................................   --       2,064,410    --       2,064,410
  Japan..................................   --      23,771,240    --      23,771,240
  Netherlands............................   --      26,944,404    --      26,944,404
  Norway.................................   --       3,655,175    --       3,655,175
  Spain..................................   --       4,678,438    --       4,678,438
  Supranational Organization Obligations.   --      20,748,429    --      20,748,429
  Sweden.................................   --       3,576,185    --       3,576,185
  Switzerland............................   --       6,788,099    --       6,788,099
  United Kingdom.........................   --      25,764,830    --      25,764,830
  United States..........................   --     501,869,064    --     501,869,064
Agency Obligations.......................   --      32,499,986    --      32,499,986
U.S. Treasury Obligations................   --      24,274,984    --      24,274,984
Securities Lending Collateral............   --      11,219,235    --      11,219,235
Swap Agreements**........................   --     (17,084,733)   --     (17,084,733)
                                            --    ------------    --    ------------
TOTAL....................................   --    $784,545,714    --    $784,545,714
                                            ==    ============    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                      DFA MUNICIPAL REAL RETURN PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
MUNICIPAL BONDS -- (95.7%)
ALABAMA -- (1.4%)
Alabama State (GO) Series A
     5.000%, 08/01/20.............................. $2,250 $2,644,043
                                                           ----------

ALASKA -- (1.3%)
Borough of North Slope (GO) Series C
     3.000%, 06/30/18..............................    500    527,490
City of Anchorage (GO) Series B
     5.000%, 09/01/21..............................    900  1,076,166
     5.000%, 09/01/23..............................    600    736,104
                                                           ----------
TOTAL ALASKA.......................................         2,339,760
                                                           ----------

ARIZONA -- (2.6%)
City of Phoenix (GO)
     4.000%, 07/01/20..............................  1,500  1,691,160
City of Tempe (GO) Series C
     4.000%, 07/01/22..............................  1,400  1,594,306
Maricopa County High School District
 No. 210-Phoenix (GO)
     3.000%, 07/01/23..............................    650    697,366
Scottsdale Municipal Property Corp. (RB) Series A
     3.000%, 07/01/21..............................    805    869,802
                                                           ----------
TOTAL ARIZONA......................................         4,852,634
                                                           ----------

ARKANSAS -- (1.7%)
Arkansas State (GO)
     5.000%, 04/01/21..............................  2,600  3,096,314
                                                           ----------

COLORADO -- (1.6%)
Boulder County (RB)
     5.000%, 07/15/18..............................    100    110,758
City & County of Denver (GO) Series A
     5.000%, 08/01/17..............................    200    215,404
Denver City & County School District No. 1 (GO)
 Series B (ST AID WITHHLDG)
     4.000%, 12/01/18..............................    300    328,524
     5.000%, 12/01/24..............................    900  1,119,663
Jefferson County School District R-1 (GO) (ST
 AID WITHHLDG)
     5.250%, 12/15/24..............................  1,000  1,261,920
                                                           ----------
TOTAL COLORADO.....................................         3,036,269
                                                           ----------

CONNECTICUT -- (0.9%)
Connecticut State (GO) Series A
     5.000%, 10/15/18..............................    600    671,016
     5.000%, 10/15/19..............................    300    343,695
Connecticut State (GO) Series E
     4.000%, 08/15/17..............................    700    742,084
                                                           ----------
TOTAL CONNECTICUT..................................         1,756,795
                                                           ----------

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
DELAWARE -- (2.5%)
New Castle County (GO) Series B
    5.000%, 07/15/22............................. $1,450 $1,765,999
New County Castle (GO)
    5.000%, 10/01/23.............................  2,275  2,811,240
                                                         ----------
TOTAL DELAWARE...................................         4,577,239
                                                         ----------

DISTRICT OF COLUMBIA -- (1.2%)
District of Columbia (GO) Series A
    5.000%, 06/01/20.............................  1,900  2,216,768
                                                         ----------

FLORIDA -- (2.5%)
Florida State (GO) Series B
    5.000%, 06/01/20.............................  3,300  3,863,013
    5.000%, 06/01/23.............................    650    793,065
                                                         ----------
TOTAL FLORIDA....................................         4,656,078
                                                         ----------

GEORGIA -- (1.9%)
Georgia State (GO) Series C
    5.000%, 10/01/21.............................    650    782,645
Georgia State (GO) Series I
++  5.000%, 07/01/20.............................  2,345  2,757,978
                                                         ----------
TOTAL GEORGIA....................................         3,540,623
                                                         ----------

HAWAII -- (3.8%)
City & County of Honolulu (GO) Series B
    5.000%, 10/01/23.............................  2,150  2,624,870
    5.000%, 10/01/25.............................    450    560,709
Hawaii State (GO) Series DK
    5.000%, 05/01/17.............................    700    746,753
Hawaii State (GO) Series EH
    5.000%, 08/01/23.............................  2,500  3,045,375
                                                         ----------
TOTAL HAWAII.....................................         6,977,707
                                                         ----------

IOWA -- (0.6%)
City of Ankeny (GO) Series G
    5.000%, 06/01/19.............................    910  1,039,930
                                                         ----------

KANSAS -- (3.1%)
City of Lenexa (GO) Series A
    5.000%, 09/01/21.............................    600    720,408
City of Wichita (GO) Series A
    5.000%, 12/01/20.............................  3,000  3,546,630
Johnson County (GO) Series B
    5.000%, 09/01/22.............................    755    915,974
Johnson County Unified School District No. 512
 Shawnee Mission (GO)
    5.000%, 10/01/17.............................    400    433,584
Kansas State Department of Transportation (RB)
 Series C
    5.000%, 09/01/19.............................    125    143,920
                                                         ----------
TOTAL KANSAS.....................................         5,760,516
                                                         ----------

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
LOUISIANA -- (1.3%)
Louisiana State (GO) Series C
    5.000%, 07/15/22............................. $  250 $   297,648
    5.000%, 08/01/23.............................  1,100   1,319,835
Louisiana State (GO) Series D-2
    5.000%, 12/01/21.............................    600     712,290
                                                         -----------
TOTAL LOUISIANA..................................          2,329,773
                                                         -----------

MARYLAND -- (7.4%)
Anne Arundel County (GO)
    5.000%, 04/01/23.............................  4,000   4,893,280
Baltimore County (GO)
    5.000%, 08/01/21.............................    500     599,575
City of Baltimore (GO) Series B
    5.000%, 10/15/22.............................    645     779,682
Harford County (GO) Series A
    5.000%, 09/15/20.............................    900   1,061,568
Maryland State (GO)
    5.000%, 03/01/19.............................  1,000   1,135,410
Maryland State (GO) Series B
    4.000%, 08/01/23.............................    985   1,136,306
Prince George's County (GO) Series B
    5.000%, 09/15/18.............................    650     728,123
Washington Suburban Sanitary Commission (GO)
    5.000%, 06/01/18.............................    650     721,377
Worcester County (GO) Series B
    4.000%, 08/01/21.............................  2,255   2,566,641
                                                         -----------
TOTAL MARYLAND...................................         13,621,962
                                                         -----------

MASSACHUSETTS -- (4.5%)
City of Boston (GO) Series A
    5.000%, 03/01/20.............................  1,200   1,401,000
    5.000%, 04/01/20.............................  1,250   1,461,563
Commonwealth of Massachusetts (GO) Series B
    5.250%, 08/01/21.............................    500     604,605
Commonwealth of Massachusetts (GO) Series C
    5.000%, 08/01/20.............................  3,255   3,825,048
Massachusetts Clean Water Trust (The) (RB)
    5.000%, 08/01/20.............................    400     470,860
Town of Medfield (GO)
    3.000%, 09/15/19.............................    510     548,765
                                                         -----------
TOTAL MASSACHUSETTS..............................          8,311,841
                                                         -----------

MICHIGAN -- (0.4%)
Michigan State (GO)
    5.000%, 11/01/19.............................    700     806,624
                                                         -----------

MINNESOTA -- (3.4%)
City of Edina (GO) Series B
    3.000%, 02/01/19.............................  1,000   1,070,250
City of Rochester (GO) Series A
    5.000%, 02/01/18.............................    650     713,122

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
MINNESOTA -- (Continued)
Minnesota State (GO) Series A
    5.000%, 08/01/21............................. $1,330 $1,594,869
Minnesota State (GO) Series D
    5.000%, 08/01/18.............................    650    724,821
Minnesota State (GO) Series E
    2.000%, 08/01/19.............................  1,000  1,037,000
Saint Paul Public Library Agency (GO) Series C
    5.000%, 03/01/20.............................    900  1,050,336
                                                         ----------
TOTAL MINNESOTA..................................         6,190,398
                                                         ----------

MISSISSIPPI -- (1.6%)
Madison County School District (GO)
    3.500%, 12/01/19.............................    350    382,795
Mississippi State (GO)
    5.000%, 11/01/20.............................    600    705,372
Mississippi State (GO) Series C
    5.000%, 10/01/20.............................  1,565  1,836,199
                                                         ----------
TOTAL MISSISSIPPI................................         2,924,366
                                                         ----------

NEVADA -- (2.3%)
City of Henderson NV (GO)
    5.000%, 06/01/21.............................    600    712,614
Nevada State (GO)
    5.000%, 03/01/22.............................  2,000  2,403,460
Washoe County School District (GO) Series F
    5.000%, 06/01/21.............................    900  1,059,948
                                                         ----------
TOTAL NEVADA.....................................         4,176,022
                                                         ----------

NEW HAMPSHIRE -- (1.7%)
City of Dover (GO) Series C
    5.000%, 07/01/20.............................    220    256,025
City of Nashua (GO)
    4.000%, 07/15/24.............................  2,000  2,293,740
New Hampshire State (GO) Series B
    5.000%, 06/01/19.............................    540    617,717
                                                         ----------
TOTAL NEW HAMPSHIRE..............................         3,167,482
                                                         ----------

NEW MEXICO -- (2.1%)
New Mexico State (GO)
    5.000%, 03/01/19.............................  3,500  3,972,675
                                                         ----------

NEW YORK -- (4.1%)
City of New York (GO) Series G
    5.000%, 08/01/18.............................  1,600  1,778,624
City of New York (GO) Series J
    5.000%, 08/01/22.............................    650    777,829
New York State Dormitory Authority (RB) Series B
    5.000%, 02/15/22.............................  2,500  2,991,050
    5.000%, 02/15/24.............................    700    850,563

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
NEW YORK -- (Continued)
New York State Urban Development Corp. (RB)
 Series C
    5.000%, 12/15/18............................. $1,000 $1,126,600
                                                         ----------
TOTAL NEW YORK...................................         7,524,666
                                                         ----------

NORTH CAROLINA -- (4.3%)
Forsyth County (GO)
    4.000%, 12/01/21.............................  1,500  1,723,530
North Carolina State (GO) Series A
++  5.000%, 03/01/17.............................    700    742,315
North Carolina State (GO) Series C
    3.750%, 05/01/19.............................  1,500  1,646,625
Wake County (GO)
    5.000%, 03/01/19.............................  1,000  1,136,470
    5.000%, 09/01/21.............................  2,250  2,705,737
                                                         ----------
TOTAL NORTH CAROLINA.............................         7,954,677
                                                         ----------

NORTH DAKOTA -- (0.3%)
North Dakota State University of Agriculture &
 Applied Science (RB)
    5.000%, 04/01/21.............................    545    640,321
                                                         ----------

OHIO -- (1.1%)
Beavercreek City School District (GO) (AGM)
    5.000%, 12/01/18.............................    525    587,921
City of Columbus (GO) Series A
    5.000%, 02/15/20.............................    650    756,886
Ohio State (GO) Series B
    5.000%, 08/01/20.............................    650    761,865
                                                         ----------
TOTAL OHIO.......................................         2,106,672
                                                         ----------

OKLAHOMA -- (1.0%)
Tulsa County Independent School District No. 1
 Tulsa (GO) Series B
    2.000%, 01/01/19.............................  1,800  1,851,840
                                                         ----------

OREGON -- (1.2%)
Multnomah County School District No. 1 Portland
 (GO) Series B (SCH BD GTY)
    5.000%, 06/15/23.............................  1,005  1,228,050
Oregon State (GO) Series A
    5.000%, 05/01/21.............................    800    953,120
                                                         ----------
TOTAL OREGON.....................................         2,181,170
                                                         ----------

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
PENNSYLVANIA -- (1.0%)
Pennsylvania Economic Dev. Financing Authority
 (RB) Series A
    5.000%, 01/01/18............................. $  650 $  710,203
    5.000%, 07/01/19.............................  1,000  1,145,270
                                                         ----------
TOTAL PENNSYLVANIA...............................         1,855,473
                                                         ----------

RHODE ISLAND -- (1.6%)
Rhode Island State (GO) Series D
    5.000%, 08/01/22.............................    600    715,902
Rhode State Island (GO) Series A
    5.000%, 08/01/20.............................  1,900  2,219,352
                                                         ----------
TOTAL RHODE ISLAND...............................         2,935,254
                                                         ----------

SOUTH CAROLINA -- (2.9%)
Beaufort County (GO) Series A (ST AID WITHHLDG)
    4.000%, 03/01/22.............................    640    732,038
Charleston County School District Dev. Corp.
 (GO) Series A (SCSDE)
    5.000%, 02/01/21.............................    800    947,272
South Carolina State (GO) Series A (ST AID
 WITHHLDG)
    5.000%, 10/01/23.............................  3,000  3,702,150
                                                         ----------
TOTAL SOUTH CAROLINA.............................         5,381,460
                                                         ----------

TENNESSEE -- (3.9%)
City of Kingsport (GO) Series A
    5.000%, 09/01/21.............................    510    609,511
Nashville & Davidson County (GO)
    5.000%, 07/01/17.............................  1,610  1,729,494
Shelby County (GO) Series A
    5.000%, 04/01/20.............................  1,500  1,750,335
Sullivan County (GO) Series A
    5.000%, 04/01/21.............................  1,000  1,189,170
Sumner County (GO)
    5.000%, 06/01/21.............................    650    777,381
    5.000%, 12/01/21.............................    900  1,081,080
                                                         ----------
TOTAL TENNESSEE..................................         7,136,971
                                                         ----------

TEXAS -- (8.9%)
City of Dallas (GO)
    5.000%, 02/15/19.............................  1,600  1,811,568
City of Garland (GO) Series A
    5.000%, 02/15/24.............................    400    490,800
City of Houston (GO) Series A
    5.000%, 03/01/18.............................    300    329,475
City of San Antonio (GO)
    5.000%, 02/01/20.............................  2,500  2,899,550
City of Sugar Land (GO)
    5.000%, 02/15/21.............................  1,050  1,239,389

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
TEXAS -- (Continued)
El Paso Independent School District (GO)
 (PSF-GTD)
    5.000%, 08/15/24............................. $3,035 $ 3,737,299
Humble Independent School District (GO) Series A
 (PSF-GTD)
    2.000%, 02/15/19.............................    660     682,110
Plano Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/17.............................    100     105,909
San Antonio Independent School District (GO)
 (PSF-GTD)
    5.000%, 02/15/20.............................  1,790   2,079,461
Texas State (GO)
    5.000%, 04/01/19.............................  1,150   1,309,988
Texas Transportation Commission State Highway
 Fund (RB) Series A
    4.750%, 04/01/17.............................  1,000   1,060,440
University of Texas System (The) (RB) Series C
    5.000%, 08/15/19.............................    100     114,963
Ysleta Independent School District (GO) Series A
 (PSF-GTD)
    5.000%, 08/15/20.............................    460     537,933
                                                         -----------
TOTAL TEXAS......................................         16,398,885
                                                         -----------

UTAH -- (2.4%)
Tooele County School District (GO) Series B (SCH
 BD GTY)
    5.000%, 06/01/22.............................    650     782,444
Utah State (GO)
    5.000%, 07/01/22.............................  1,500   1,828,275
Utah State (GO) Series C
++  5.000%, 07/01/19.............................    900   1,032,138
Weber School District (GO) (SCH BD GTY)
    5.000%, 06/15/21.............................    650     777,068
                                                         -----------
TOTAL UTAH.......................................          4,419,925
                                                         -----------

VERMONT -- (0.8%)
Vermont State (GO) Series C
    4.000%, 08/15/23.............................  1,300   1,510,847
                                                         -----------

VIRGINIA -- (4.4%)
City of Manassas (GO) Series C (ST AID WITHHLDG)
    5.000%, 07/01/21.............................  1,040   1,237,985
City of Richmond (GO) Series A (ST AID WITHHLDG)
    5.000%, 03/01/21.............................    900   1,067,715
City of Virginia Beach (GO) Series A
    4.000%, 08/01/17.............................    650     689,396

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
VIRGINIA -- (Continued)
City of Virginia Beach (GO) Series B (ST AID
 WITHHLDG)
++  5.000%, 09/15/24............................. $3,000 $ 3,727,650
Fairfax County (GO) Series B (ST AID WITHHLDG)
    5.000%, 10/01/18.............................    400     447,952
Virginia Public Building Authority (RB) Series C
    5.000%, 08/01/23.............................    600     731,850
Virginia Resources Authority (RB) Series D
    5.000%, 11/01/20.............................    200     236,716
                                                         -----------
TOTAL VIRGINIA...................................          8,139,264
                                                         -----------

WASHINGTON -- (5.9%)
City of Marysville Water & Sewer Revenue (RB)
    5.000%, 04/01/20.............................    175     202,979
City of Seattle Water System Revenue (RB)
    5.000%, 09/01/19.............................    190     218,527
Clark County School District No. 119
 Battleground (GO) (SCH BD GTY)
    4.000%, 12/01/21.............................    510     581,538
King & Snohomish Counties School District
 No. 417 Northshore (GO) (SCH BD GTY)
    5.000%, 12/01/19.............................  2,825   3,266,519
King County (GO) Series A
    5.000%, 07/01/20.............................    700     819,112
North Thurston Public Schools (GO) (SCH BD GTY)
    5.000%, 12/01/22.............................  2,080   2,517,195
Washington State (GO) Series A
    5.000%, 08/01/21.............................    500     596,525
Washington State (GO) Series R-2012C
    4.000%, 07/01/21.............................    150     170,617
Washington State (GO) Series R-2015
    5.000%, 07/01/18.............................    650     721,838
Washington State (GO) Series R-2015A
    5.000%, 07/01/20.............................  1,560   1,825,450
                                                         -----------
TOTAL WASHINGTON.................................         10,920,300
                                                         -----------

WISCONSIN -- (2.1%)
City of Milwaukee (GO) Series N1
    5.000%, 02/01/19.............................    100     112,829
City of Oshkosh (GO) Series B
    3.000%, 12/01/23.............................    650     693,238
Oregon School District (GO)
    3.000%, 03/01/21.............................  1,900   2,046,319

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount      Value+
                                                    ------      ------
                                                    (000)
WISCONSIN -- (Continued)
Wisconsin State (GO) Series 2
    5.000%, 11/01/20............................. $      800 $    945,584
                                                             ------------
TOTAL WISCONSIN..................................               3,797,970
                                                             ------------
TOTAL MUNICIPAL BONDS............................             176,751,514
                                                             ------------
TOTAL INVESTMENT SECURITIES......................             176,751,514
                                                             ------------

                                                    Shares
                                                    ------
TEMPORARY CASH INVESTMENTS -- (4.3%)
    JPMorgan Tax Free Money Market Fund, 0.050%..  7,848,592    7,848,592
                                                             ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $183,070,435)............................             $184,600,106
                                                             ============

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investments in Securities (Market Value)
                               ---------------------------------------------
                                Level 1      Level 2    Level 3     Total
                               ---------- ------------  ------- ------------
   Municipal Bonds............         -- $176,751,514    --    $176,751,514
   Temporary Cash Investments. $7,848,592           --    --       7,848,592
   Swap Agreements**..........         --   (3,100,531)   --      (3,100,531)
                               ---------- ------------    --    ------------
   TOTAL...................... $7,848,592 $173,650,983    --    $181,499,575
                               ========== ============    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                         DFA MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
MUNICIPAL BONDS -- (99.3%)
ALABAMA -- (2.1%)
Alabama State (GO) Series A
     5.000%, 08/01/20.............................. $  200 $  235,026
     5.000%, 08/01/21..............................  1,000  1,196,090
Baldwin County (GO)
     4.000%, 05/01/20..............................    610    681,913
                                                           ----------
TOTAL ALABAMA......................................         2,113,029
                                                           ----------

ALASKA -- (1.7%)
Alaska State (GO) Series B
     3.000%, 08/01/16..............................    700    714,357
     5.000%, 08/01/20..............................    290    340,350
Borough of Fairbanks North Star (GO) Series S
     4.000%, 10/01/21..............................    560    636,832
                                                           ----------
TOTAL ALASKA.......................................         1,691,539
                                                           ----------

ARIZONA -- (1.2%)
City of Chandler (GO)
     3.000%, 07/01/20..............................    550    596,277
Maricopa County School District No. 3 Tempe
 Elementary (GO)
     3.000%, 07/01/21..............................    550    593,967
                                                           ----------
TOTAL ARIZONA......................................         1,190,244
                                                           ----------

ARKANSAS -- (1.8%)
Arkansas State (GO)
     5.000%, 04/01/21..............................    400    476,356
     5.000%, 04/01/22..............................  1,110  1,341,990
                                                           ----------
TOTAL ARKANSAS.....................................         1,818,346
                                                           ----------

COLORADO -- (1.8%)
Arapahoe County School District No. 5 (GO) (ST
 AID WITHHLDG)
     3.000%, 12/15/16..............................    300    308,931
City & County of Denver (GO) Series A
     5.000%, 08/01/17..............................    125    134,628
Denver City & County School District No. 1 (GO)
 Series B (ST AID WITHHLDG)
     5.000%, 12/01/24..............................    550    684,238
Pueblo City Schools (GO) (ST AID WITHHLDG)
     5.000%, 12/15/20..............................    550    647,377
                                                           ----------
TOTAL COLORADO.....................................         1,775,174
                                                           ----------

CONNECTICUT -- (1.3%)
Connecticut State (GO) Series E
     4.000%, 09/15/20..............................    550    614,807

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
CONNECTICUT -- (Continued)
Hartford County Metropolitan District (GO)
     5.000%, 03/01/19.............................. $  600 $  679,344
                                                           ----------
TOTAL CONNECTICUT..................................         1,294,151
                                                           ----------

DELAWARE -- (2.5%)
Kent County (GO)
     4.000%, 09/01/24..............................    415    476,764
New County Castle (GO)
     5.000%, 10/01/23..............................  1,600  1,977,136
                                                           ----------
TOTAL DELAWARE.....................................         2,453,900
                                                           ----------

DISTRICT OF COLUMBIA -- (1.5%)
District of Columbia (GO) Series B (AGM)
     5.250%, 06/01/18..............................  1,300  1,446,783
                                                           ----------

FLORIDA -- (2.6%)
City of Port State Lucie (GO)
     5.000%, 07/01/20..............................    420    489,598
Flagler County (GO) (BAM)
     5.000%, 07/01/22..............................    465    556,354
Florida State (GO) Series A
     5.000%, 06/01/19..............................    100    114,240
     5.000%, 06/01/24..............................    350    432,047
Palm Beach County (RB)
     5.000%, 11/01/23..............................    810    994,016
                                                           ----------
TOTAL FLORIDA......................................         2,586,255
                                                           ----------

GEORGIA -- (0.6%)
Georgia State (GO) Series A
     5.000%, 07/01/19..............................    500    573,605
                                                           ----------

HAWAII -- (4.0%)
City & County of Honolulu (GO) Series B
     5.000%, 11/01/17..............................    550    597,267
     5.000%, 10/01/23..............................    150    183,131
     5.000%, 10/01/25..............................    725    903,364
Hawaii State (GO) Series DK
     5.000%, 05/01/16..............................    370    378,725
Hawaii State (GO) Series DQ
     5.000%, 06/01/19..............................    300    342,378
Hawaii State (GO) Series EE
     5.000%, 11/01/20..............................  1,300  1,530,373
                                                           ----------
TOTAL HAWAII.......................................         3,935,238
                                                           ----------

KANSAS -- (2.9%)
City of Wichita (GO) Series 811
     5.000%, 06/01/22..............................    550    662,827

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
KANSAS -- (Continued)
Saline County Unified School District No. 305
 Salina (GO)
     5.000%, 09/01/20.............................. $1,900 $2,228,681
                                                           ----------
TOTAL KANSAS.......................................         2,891,508
                                                           ----------

KENTUCKY -- (0.9%)
Louisville Water Co. (RB) Series A
     4.000%, 11/15/21..............................    800    912,920
                                                           ----------

LOUISIANA -- (0.6%)
Louisiana State (GO) Series C
     5.000%, 08/01/23..............................    500    599,925
                                                           ----------

MARYLAND -- (6.0%)
Baltimore County (GO)
     5.000%, 08/01/20..............................    750    882,487
     5.000%, 08/01/22..............................    600    730,296
Carroll County (GO)
     5.000%, 11/01/21..............................    550    663,064
Harford County (GO) Series A
     5.000%, 09/15/20..............................    570    672,326
Maryland State (GO) Series B
     4.000%, 08/01/23..............................    550    634,486
Maryland State (GO) Series C
     5.000%, 08/01/22..............................  1,000  1,215,020
Worcester County (GO) Series B
     4.000%, 08/01/21..............................  1,000  1,138,200
                                                           ----------
TOTAL MARYLAND.....................................         5,935,879
                                                           ----------

MASSACHUSETTS -- (2.8%)
City of Lowell (GO) (ST AID WITHHLDG)
     4.000%, 09/01/23..............................    250    285,463
City of Springfield (GO) Series C (ST AID
 WITHHLDG)
     4.000%, 08/01/23..............................    285    324,153
Commonwealth of Massachusetts (GO) Series B (AGM)
     5.250%, 09/01/24..............................    400    502,840
Commonwealth of Massachusetts (GO) Series C
     5.000%, 08/01/20..............................    100    117,513
Tantasqua Regional School District (GO)
     5.000%, 10/01/19..............................  1,360  1,562,912
                                                           ----------
TOTAL MASSACHUSETTS................................         2,792,881
                                                           ----------

MINNESOTA -- (3.6%)
Minnesota State (GO)
     5.000%, 10/01/19..............................    600    692,262
     5.000%, 08/01/22..............................    760    923,415
Minnesota State (GO) Series D
     5.000%, 08/01/18..............................    250    278,778

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
MINNESOTA -- (Continued)
State Paul Independent School District No. 625
 (GO) Series B (SD CRED PROG)
     5.000%, 02/01/21.............................. $1,425 $1,689,708
                                                           ----------
TOTAL MINNESOTA....................................         3,584,163
                                                           ----------

MISSISSIPPI -- (0.6%)
Mississippi State (GO) Series C
     5.000%, 10/01/20..............................    500    586,645
                                                           ----------

NEBRASKA -- (0.5%)
Southern Public Power District (RB)
     5.000%, 12/15/21..............................    400    478,388
                                                           ----------

NEVADA -- (1.6%)
Nevada State (GO)
     5.000%, 03/01/22..............................    250    300,433
Nevada State (GO) Series C
     5.000%, 11/01/24..............................    450    555,593
Nevada State (RB)
     5.000%, 12/01/17..............................    100    108,842
Washoe County School District (GO) Series A
     3.000%, 06/01/19..............................    550    585,535
                                                           ----------
TOTAL NEVADA.......................................         1,550,403
                                                           ----------

NEW HAMPSHIRE -- (1.8%)
City of Dover (GO)
     3.000%, 06/15/20..............................    610    652,041
City of Nashua (GO)
     4.000%, 07/15/24..............................    770    883,090
New Hampshire State (GO) Series B
     5.000%, 06/01/19..............................    250    285,980
                                                           ----------
TOTAL NEW HAMPSHIRE................................         1,821,111
                                                           ----------

NEW MEXICO -- (0.9%)
Santa Fe County (GO)
     5.000%, 07/01/22..............................    710    856,395
                                                           ----------

NEW YORK -- (2.9%)
City of New York (GO) Series A
     5.000%, 08/01/24..............................    100    121,532
City of New York (GO) Series B
     5.000%, 08/01/19..............................    100    114,256
City of New York (GO) Series E
     5.000%, 08/01/21..............................    265    314,393
City of New York (GO) Series F-1
     3.000%, 06/01/17..............................  1,000  1,038,370
New York State Dormitory Authority (RB) Series B
     5.000%, 02/15/22..............................    800    957,136
     5.000%, 02/15/24..............................    300    364,527
                                                           ----------
TOTAL NEW YORK.....................................         2,910,214
                                                           ----------

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
NORTH CAROLINA -- (4.1%)
New County Hanover (GO)
     5.000%, 02/01/23.............................. $1,550 $1,893,542
North Carolina State (GO) Series D
     4.000%, 06/01/23..............................    350    404,831
Wake County (GO)
     5.000%, 03/01/19..............................    160    181,835
     5.000%, 09/01/21..............................  1,300  1,563,315
                                                           ----------
TOTAL NORTH CAROLINA...............................         4,043,523
                                                           ----------

NORTH DAKOTA -- (2.0%)
City of West Fargo (GO)
     5.000%, 05/01/24..............................  1,150  1,396,180
North Dakota State University of
 Agriculture &Applied Science (RB)
     5.000%, 04/01/21..............................    500    587,450
                                                           ----------
TOTAL NORTH DAKOTA.................................         1,983,630
                                                           ----------

OHIO -- (5.5%)
City of Columbus (GO)
     5.000%, 02/15/23..............................    475    578,274
Hamilton County Sewer System Revenue (RB) Series
 A
     5.000%, 12/01/21..............................    500    598,995
Ohio State (GO) Series A
     5.000%, 09/15/21..............................    800    957,096
     5.000%, 09/15/22..............................    750    908,610
Ohio State (GO) Series B
     5.000%, 06/15/22..............................    450    542,831
Ohio State Water Development Authority (RB)
 Series A
     5.000%, 06/01/21..............................  1,550  1,848,235
                                                           ----------
TOTAL OHIO.........................................         5,434,041
                                                           ----------

OREGON -- (0.8%)
City of McMinnville (GO)
     5.000%, 02/01/22..............................    290    346,817
Oregon State (GO)
     5.000%, 08/01/21..............................    410    490,397
                                                           ----------
TOTAL OREGON.......................................           837,214
                                                           ----------

PENNSYLVANIA -- (1.2%)
Berks County (GO)
     5.000%, 11/15/22..............................    445    535,384
Commonwealth of Pennsylvania (GO) Series REF
     5.000%, 07/01/21..............................    550    646,530
                                                           ----------
TOTAL PENNSYLVANIA.................................         1,181,914
                                                           ----------

RHODE ISLAND -- (0.4%)
Rhode Island State (GO)
     5.000%, 08/01/19..............................    300    342,651
                                                           ----------

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
SOUTH CAROLINA -- (1.9%)
Anderson County School District No. 4 (GO)
 Series A (SCSDE)
     5.000%, 03/01/21.............................. $  500 $  593,455
City of North Charleston (GO) (ST AID WITHHLDG)
     5.000%, 06/01/21..............................    500    594,725
Richland County School District No. 2 (GO)
 Series A (SCSDE)
     5.000%, 02/01/20..............................    600    695,082
                                                           ----------
TOTAL SOUTH CAROLINA...............................         1,883,262
                                                           ----------

TENNESSEE -- (4.2%)
City of Clarksville Water Sewer & Gas Revenue
 (RB)
     5.000%, 02/01/20..............................    565    651,242
City of Knoxville Wastewater System Revenue (RB)
 Series B
     4.000%, 04/01/22..............................    310    352,910
City of Memphis (GO) Series A
     5.000%, 04/01/25..............................  1,250  1,547,162
Sullivan County (GO) Series A
     5.000%, 04/01/21..............................    450    535,127
Sumner County (GO)
     5.000%, 12/01/21..............................    230    276,276
     5.000%, 12/01/22..............................    640    779,744
                                                           ----------
TOTAL TENNESSEE....................................         4,142,461
                                                           ----------

TEXAS -- (10.0%)
Bexar County (GO)
     5.000%, 06/15/20..............................    500    585,270
     5.000%, 06/15/21..............................  1,275  1,517,403
City of Dallas (GO) Series A
     5.000%, 02/15/21..............................    500    591,585
City of Fort Worth Water & Sewer System (RB)
     5.000%, 02/15/19..............................    180    203,677
City of Garland (GO) Series A
     5.000%, 02/15/24..............................    200    245,400
El Paso Independent School District (GO)
 (PSF-GTD)
     5.000%, 08/15/24..............................    500    615,700
Galveston County (GO) (NATL-RE)
     4.000%, 02/01/17..............................    550    574,497
Grapevine-Colleyville Independent School
 District (GO) (PSF-GTD)
     2.000%, 08/15/19..............................  1,500  1,552,110
Katy Independent School District (GO) Series A
 (PSF-GTD)
     5.000%, 02/15/21..............................    400    472,596
San Antonio Independent School District (GO)
 (PSF-GTD)
     5.000%, 02/15/20..............................    400    464,684
Texas State (GO)
     5.000%, 04/01/19..............................    250    284,780

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
TEXAS -- (Continued)
Texas State (GO) Series A
     5.000%, 10/01/21.............................. $  800 $  958,240
Texas State (GO) Series B
     5.000%, 10/01/25..............................    845  1,055,447
Texas Transportation Commission State Highway
 Fund (RB) Series A
     4.750%, 04/01/17..............................    200    212,088
Travis County (GO) Series A
     3.000%, 03/01/17..............................    600    620,514
                                                           ----------
TOTAL TEXAS........................................         9,953,991
                                                           ----------

UTAH -- (3.4%)
Alpine School District (GO) (SCH BD GTY)
     5.000%, 03/15/21..............................    550    654,467
Central Utah Water Conservancy District (RB)
 Series A
     5.000%, 10/01/20..............................    450    527,981
Snyderville Basin Special Recreation District
 (GO) Series B
     4.000%, 12/15/20..............................    540    610,189
Utah State (GO)
     5.000%, 07/01/22..............................    800    975,080
Utah State (GO) Series C
     5.000%, 07/01/19..............................    500    573,410
                                                           ----------
TOTAL UTAH.........................................         3,341,127
                                                           ----------

VIRGINIA -- (5.3%)
City of Hampton (GO) Series B (ST AID WITHHLDG)
     5.000%, 09/01/22..............................    475    576,275
City of Richmond (GO) Series A (ST AID WITHHLDG)
     5.000%, 03/01/20..............................  1,635  1,902,077
Loudoun County (GO) Series B (ST AID WITHHLDG)
     5.000%, 12/01/20..............................    550    650,512
Pittsylvania County (GO) (ST AID WITHHLDG)
     5.000%, 02/01/21..............................  1,830  2,160,791
                                                           ----------
TOTAL VIRGINIA.....................................         5,289,655
                                                           ----------

WASHINGTON -- (9.6%)
City of Marysville Water & Sewer Revenue (RB)
     5.000%, 04/01/20..............................    755    875,710
City of Seattle Drainage & Wastewater Revenue
 (RB)
     5.000%, 09/01/20..............................  1,500  1,767,180
County of Kitsap WA (GO)
     5.000%, 06/01/21..............................  1,455  1,728,933
King County (GO) Series A
     5.000%, 07/01/20..............................    265    310,092

                                                      Face
                                                     Amount    Value+
                                                     ------    ------
                                                     (000)
WASHINGTON -- (Continued)
King County School District No. 411 Issaquah
 (GO) (SCH BD GTY)
     5.000%, 12/01/23.............................. $  1,440 $ 1,765,440
King County Sewer Revenue (RB)
     5.000%, 01/01/18..............................      550     600,567
Spokane County (GO)
     5.000%, 12/01/20..............................      450     527,886
Tacoma Metropolitan Park District (GO) Series B
     5.000%, 12/01/21..............................      350     417,508
Washington State (GO) Series A-1
     5.000%, 08/01/21..............................      800     954,440
Washington State (GO) Series R-2012C
     4.000%, 07/01/21..............................      100     113,745
Washington State (GO) Series R-2013A
     5.000%, 07/01/20..............................      400     468,064
                                                             -----------
TOTAL WASHINGTON...................................            9,529,565
                                                             -----------

WEST VIRGINIA -- (0.9%)
Jefferson County Board of Education (GO) (WV BD
 COMM)
     4.000%, 05/01/20..............................      250     276,590
West Virginia State (GO) Series A
     5.000%, 06/01/19..............................      550     628,738
                                                             -----------
TOTAL WEST VIRGINIA................................              905,328
                                                             -----------

WISCONSIN -- (3.8%)
City of Milwaukee (GO) Series N3
     5.000%, 05/15/20..............................    1,000   1,160,840
Oak Creek Franklin Joint School District (GO)
 Series B
     3.000%, 04/01/20..............................      630     676,860
State of Wisconsin (GO) Series 1 (AMBAC)
     5.000%, 05/01/19..............................    1,310   1,494,212
Wisconsin State (GO) Series B
     5.000%, 05/01/21..............................      400     476,092
                                                             -----------
TOTAL WISCONSIN....................................            3,808,004
                                                             -----------
TOTAL MUNICIPAL BONDS..............................           98,475,062
                                                             -----------
TOTAL INVESTMENT SECURITIES........................           98,475,062
                                                             -----------

                                                     Shares
                                                     ------

TEMPORARY CASH INVESTMENTS -- (0.7%)
     JPMorgan Tax Free Money Market Fund, 0.050%...  690,554     690,554
                                                             -----------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $98,114,608)...............................           $99,165,616
                                                             ===========

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                      ----------------------------------------
                                      Level 1    Level 2   Level 3    Total
                                      -------- ----------- ------- -----------
  Municipal Bonds....................       -- $98,475,062   --    $98,475,062
  Temporary Cash Investments......... $690,554          --   --        690,554
                                      -------- -----------   --    -----------
  TOTAL.............................. $690,554 $98,475,062   --    $99,165,616
                                      ======== ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                    DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
MUNICIPAL BONDS -- (99.6%)
ALABAMA -- (0.7%)
Alabama State (GO) Series A
     5.000%, 08/01/19.............................. $4,500 $ 5,168,295
     5.000%, 08/01/20..............................  5,495   6,457,339
City of Birmingham (GO) Series A (NATL-RE)
     5.000%, 04/01/16..............................  2,800   2,855,300
                                                           -----------
TOTAL ALABAMA......................................         14,480,934
                                                           -----------

ALASKA -- (0.2%)
Alaska State (GO) Series B
     5.000%, 08/01/20..............................  3,920   4,600,590
                                                           -----------

ARIZONA -- (1.3%)
Arizona State Transportation Board (RB)
     5.000%, 07/01/17..............................  2,105   2,259,781
     5.000%, 07/01/18..............................  5,050   5,612,368
City of Phoenix (GO)
     4.000%, 07/01/20..............................  1,085   1,223,272
Madison Elementary School District No. 38 (GO)
 Series A
     2.000%, 07/01/20..............................  1,400   1,439,018
Maricopa County Community College District (GO)
     4.000%, 07/01/18..............................  2,210   2,391,375
     3.000%, 07/01/20..............................  6,505   7,033,857
Maricopa County School District No. 3 Tempe
 Elementary (GO)
     3.000%, 07/01/21..............................  1,410   1,522,715
Pima County (GO)
     3.000%, 07/01/16..............................  1,625   1,653,941
Salt River Project Agricultural Improvement &
 Power District (RB) Series B
     4.000%, 01/01/16..............................  5,000   5,031,100
                                                           -----------
TOTAL ARIZONA......................................         28,167,427
                                                           -----------

ARKANSAS -- (1.4%)
Arkansas State (GO)
     5.000%, 04/01/18..............................  6,890   7,601,530
     5.000%, 04/01/19..............................  7,240   8,244,622
     5.000%, 04/01/21..............................  4,300   5,120,827
     5.000%, 06/15/21..............................  7,730   9,241,138
                                                           -----------
TOTAL ARKANSAS.....................................         30,208,117
                                                           -----------

COLORADO -- (0.9%)
City & County of Denver (GO) Series A
     5.000%, 08/01/17..............................  3,110   3,349,532
     5.000%, 08/01/18..............................  7,745   8,638,773
     5.000%, 08/01/20..............................  4,920   5,794,087

                                                     Face
                                                    Amount    Value+
                                                    ------    ------
                                                    (000)
COLORADO -- (Continued)
Denver City & County School District No. 1 (GO)
 Series B (ST AID WITHHLDG)
     4.000%, 12/01/18.............................. $ 1,185 $ 1,297,670
                                                            -----------
TOTAL COLORADO.....................................          19,080,062
                                                            -----------

CONNECTICUT -- (2.8%)
City of Middletown (GO)
     5.000%, 04/01/21..............................   1,905   2,254,453
Connecticut State (GO) Series A
     5.000%, 10/15/19..............................   5,350   6,129,228
Connecticut State (GO) Series B (AMBAC)
     5.250%, 06/01/18..............................  17,310  19,250,451
Connecticut State (GO) Series C
     5.000%, 12/01/15..............................   4,000   4,015,920
     5.000%, 06/01/18..............................   9,980  11,035,285
Connecticut State (GO) Series F
     4.000%, 11/15/17..............................   6,065   6,465,290
Connecticut State Special Tax Revenue (RB)
     5.000%, 01/01/19..............................  11,000  12,386,440
                                                            -----------
TOTAL CONNECTICUT..................................          61,537,067
                                                            -----------

DELAWARE -- (1.2%)
Delaware State (GO)
     5.000%, 07/01/19..............................   5,000   5,739,950
Delaware State (GO) Series 2009C
     5.000%, 10/01/17..............................   1,535   1,664,800
Delaware State (GO) Series A
     4.000%, 08/01/17..............................   5,100   5,409,111
     5.000%, 08/01/19..............................   5,745   6,609,680
Delaware State (GO) Series C
     5.000%, 03/01/18..............................   5,265   5,793,869
                                                            -----------
TOTAL DELAWARE.....................................          25,217,410
                                                            -----------

DISTRICT OF COLUMBIA -- (0.1%)
District of Columbia (GO) Series B (AGM)
     5.250%, 06/01/18..............................   2,265   2,520,741
                                                            -----------

FLORIDA -- (2.9%)
Florida State (GO) Series A
     5.000%, 06/01/17..............................     555     593,767
     5.000%, 06/01/18..............................   4,000   4,432,720
     5.000%, 06/01/19..............................  19,310  22,059,744
     5.000%, 06/01/19..............................  10,100  11,538,240
     5.000%, 06/01/20..............................   2,850   3,336,239
     5.000%, 01/01/21..............................   2,340   2,770,560
Florida State (GO) Series B
     5.000%, 06/01/16..............................   2,500   2,569,075
     5.000%, 06/01/17..............................   9,700  10,377,545

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount    Value+
                                                    ------    ------
                                                    (000)
FLORIDA -- (Continued)
Florida's Turnpike Enterprise (RB) Series B
     5.000%, 07/01/16.............................. $ 5,180 $ 5,342,807
                                                            -----------
TOTAL FLORIDA......................................          63,020,697
                                                            -----------

GEORGIA -- (4.0%)
Athens-Clarke County Unified Government Water &
 Sewerage Revenue (RB)
     5.000%, 01/01/17..............................   1,100   1,158,410
City of Albany (GO)
     3.000%, 06/01/17..............................   2,220   2,306,602
De Kalb County School District (GO) (ST AID
 WITHHLDG)
     4.000%, 11/01/17..............................   8,575   9,138,978
Georgia State (GO) Series A
     5.000%, 07/01/19..............................   7,350   8,431,993
Georgia State (GO) Series A-1
     5.000%, 02/01/20..............................   4,210   4,905,660
Georgia State (GO) Series D
     5.000%, 07/01/17..............................  10,000  10,743,900
     5.000%, 02/01/19..............................   7,970   9,036,227
Georgia State (GO) Series E-1
     4.500%, 07/01/19..............................   6,890   7,780,601
Georgia State (GO) Series I
     5.000%, 07/01/19..............................  20,475  23,489,125
Georgia State Road & Tollway Authority (RB)
 Series A
     5.000%, 06/01/16..............................     255     261,760
     5.000%, 06/01/17..............................   1,000   1,067,880
Georgia State Road & Tollway Authority (RB)
 Series B (ST GTD)
     5.000%, 10/01/17..............................   8,510   9,229,606
                                                            -----------
TOTAL GEORGIA......................................          87,550,742
                                                            -----------

HAWAII -- (2.3%)
City & County of Honolulu (GO) Series B
     5.000%, 11/01/19..............................   8,000   9,225,360
City & County of Honolulu (GO) Series B (AGM)
     5.250%, 07/01/17..............................   1,175   1,266,239
Hawaii State (GO) Series DK
     5.000%, 05/01/16..............................   7,420   7,594,964
Hawaii State (GO) Series DR
     5.000%, 06/01/19..............................   9,725  11,098,753
Hawaii State (GO) Series EE
     5.000%, 11/01/18..............................  11,495  12,893,941
Hawaii State (GO) Series EO
     5.000%, 08/01/22..............................   6,000   7,239,000
                                                            -----------
TOTAL HAWAII.......................................          49,318,257
                                                            -----------

                                                     Face
                                                    Amount    Value+
                                                    ------    ------
                                                    (000)
ILLINOIS -- (0.6%)
Central Lake County Joint Action Water Agency
 (RB)
     4.000%, 05/01/18.............................. $ 6,195 $ 6,683,104
City of Peoria (GO) Series D
     4.000%, 01/01/17..............................   1,620   1,682,905
Du Page Cook & Will Counties Community College
 District No. 502 (GO)
     5.000%, 06/01/16..............................   5,000   5,135,500
                                                            -----------
TOTAL ILLINOIS.....................................          13,501,509
                                                            -----------

IOWA -- (0.2%)
State of Iowa (RB) Series A
     5.000%, 06/01/18..............................   4,185   4,632,084
                                                            -----------

KANSAS -- (0.5%)
City of Wichita (GO) Series A
     5.000%, 12/01/19..............................   3,960   4,580,611
Kansas State Department of Transportation (RB)
 Series C
     5.000%, 09/01/19..............................   4,975   5,728,016
                                                            -----------
TOTAL KANSAS.......................................          10,308,627
                                                            -----------

KENTUCKY -- (--%)
Kentucky State Asset Liability Commission (RB)
 Series A (AMBAC)
     5.000%, 10/01/16..............................     500     521,160
                                                            -----------

LOUISIANA -- (0.1%)
Louisiana State (GO) Series A
     5.000%, 02/01/18..............................   2,000   2,188,100
Saint Tammany Parish Wide School District No.12
 (GO) (ASSURED GTY)
     5.000%, 03/01/16..............................     930     944,396
                                                            -----------
TOTAL LOUISIANA....................................           3,132,496
                                                            -----------

MARYLAND -- (6.3%)
Baltimore County (GO) Series B
     5.000%, 08/01/17..............................   6,550   7,056,839
     5.000%, 08/01/18..............................   5,000   5,575,550
Charles County (GO)
     5.000%, 03/01/19..............................   2,450   2,783,469
Maryland State (GO)
     5.000%, 03/01/19..............................   6,300   7,153,083
     5.000%, 08/01/19..............................   2,000   2,297,020
Maryland State (GO) Series A
     5.000%, 03/01/16..............................   3,900   3,961,932
     5.000%, 08/01/19..............................  20,000  22,970,200
Maryland State (GO) Series B
     5.000%, 08/01/19..............................  11,500  13,207,865
Maryland State (GO) Series C
     5.000%, 03/01/16..............................   1,000   1,015,850
     5.000%, 11/01/18..............................   9,305  10,455,098

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount     Value+
                                                    ------     ------
                                                    (000)
MARYLAND -- (Continued)
Prince George's County (GO) Series B
     5.000%, 09/15/18.............................. $16,190 $ 18,135,876
     4.000%, 03/01/19..............................   9,575   10,568,310
     4.000%, 03/01/20..............................   9,780   11,005,532
Prince George's County (GO) Series C
     5.000%, 08/01/18..............................  10,075   11,240,577
Talbot County
     2.000%, 12/15/21..............................   1,330    1,367,134
Washington Suburban Sanitary Commission (GO)
     5.000%, 06/01/18..............................   2,350    2,608,054
Washington Suburban Sanitary Commission (GO)
 Series A
     4.000%, 06/01/18..............................   5,000    5,421,650
                                                            ------------
TOTAL MARYLAND.....................................          136,824,039
                                                            ------------

MASSACHUSETTS -- (5.2%)
City of Boston (GO) Series A
     5.000%, 03/01/18..............................   3,960    4,356,832
Commonwealth of Massachusetts (GO) Series A
     5.000%, 04/01/17..............................   5,000    5,321,200
     5.000%, 05/01/21..............................  10,000   11,908,200
Commonwealth of Massachusetts (GO) Series B
     5.000%, 08/01/18..............................   3,750    4,179,488
Commonwealth of Massachusetts (GO) Series C
     5.000%, 08/01/20..............................   8,500    9,988,605
Commonwealth of Massachusetts (GO) Series C (GO
 OF CMNWLTH)
     5.500%, 11/01/15..............................   7,200    7,200,000
Commonwealth of Massachusetts (GO) Series D
 (AMBAC)
     5.500%, 10/01/19..............................   4,220    4,944,279
Commonwealth of Massachusetts (GO) Series E
     5.000%, 12/01/17..............................  15,000   16,352,400
Massachusetts Bay Transportation Authority (RB)
 Series A
     5.250%, 07/01/19..............................   3,115    3,595,426
Massachusetts Bay Transportation Authority (RB)
 Series B
     5.250%, 07/01/16..............................   4,000    4,132,560
Massachusetts Clean Water Trust (The) (RB)
     2.000%, 08/01/16..............................  13,000   13,171,340
     5.000%, 08/01/20..............................   5,830    6,862,784

                                                     Face
                                                    Amount     Value+
                                                    ------     ------
                                                    (000)
MASSACHUSETTS -- (Continued)
Massachusetts Water Resources Authority (RB)
 Series J (AGM GO OF AUTH)
     5.250%, 08/01/18.............................. $18,000 $ 20,178,180
                                                            ------------
TOTAL MASSACHUSETTS................................          112,191,294
                                                            ------------

MICHIGAN -- (1.6%)
Chippewa Valley Schools (GO) (Q-SBLF)
     5.000%, 05/01/17..............................   1,000    1,063,230
Michigan Finance Authority (RB) Series A
     5.000%, 07/01/16..............................   2,590    2,671,041
     5.000%, 07/01/18..............................  15,150   16,837,104
Michigan State (GO)
     5.000%, 11/01/19..............................  13,000   14,980,160
                                                            ------------
TOTAL MICHIGAN.....................................           35,551,535
                                                            ------------

MINNESOTA -- (4.4%)
City of Minneapolis (GO)
     3.000%, 12/01/15..............................   8,700    8,719,401
     1.000%, 12/01/16..............................  10,200   10,271,094
     2.000%, 12/01/18..............................   5,085    5,263,687
City of Minneapolis (GO) Series B
     4.000%, 12/01/15..............................   8,830    8,856,402
City of Rochester (GO) Series A
     5.000%, 02/01/18..............................   2,590    2,841,515
Lakeville Independent School District No. 194
 (GO) Series D (SD CRED PROG)
     5.000%, 02/01/19..............................   4,425    5,001,754
Minnesota State (GO) Series A
     5.000%, 08/01/17..............................  13,665   14,715,019
Minnesota State (GO) Series B
     5.000%, 08/01/19..............................   4,000    4,595,640
     4.000%, 08/01/20..............................   8,800    9,941,008
Minnesota State (GO) Series E
     2.000%, 08/01/19..............................     725      751,825
Minnesota State (GO) Series F
     5.000%, 10/01/17..............................  12,000   13,000,320
Minnesota State (GO) Series H
     5.000%, 11/01/15..............................   5,000    5,000,000
University of Minnesota (RB) Series A (GO OF
 UNIV)
     5.000%, 12/01/17..............................   6,040    6,574,057
                                                            ------------
TOTAL MINNESOTA....................................           95,531,722
                                                            ------------

MISSOURI -- (0.6%)
Missouri State (GO) Series A
     4.000%, 10/01/17..............................  11,850   12,620,250
                                                            ------------

NEBRASKA -- (0.2%)
University of Nebraska Facilities Corp. (RB)
     5.000%, 07/15/16..............................   5,220    5,394,452
                                                            ------------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           Face
                                                          Amount    Value+
                                                          ------    ------
                                                          (000)
NEVADA -- (1.7%)
City of Henderson NV (GO)
            5.000%, 06/01/19............................. $ 5,295 $ 6,036,936
Clark County (GO)
            5.000%, 11/01/16.............................   7,425   7,764,248
Clark County School District (GO) Series B (AMBAC)
            4.500%, 06/15/17.............................   5,770   6,120,239
Clark County School District (GO) Series C
            5.000%, 06/15/16.............................   1,000   1,028,610
Nevada State (RB)
(currency)  4.250%, 12/01/17 (Pre-refunded
            @ $100, 12/1/15).............................  15,245  15,292,260
Washoe County School District (GO) Series A
            3.000%, 06/01/19.............................   1,125   1,197,686
                                                                  -----------
TOTAL NEVADA.............................................          37,439,979
                                                                  -----------

NEW HAMPSHIRE -- (0.2%)
City of Dover (GO)
            3.000%, 06/15/16.............................   1,850   1,881,413
            3.000%, 06/15/17.............................   1,000   1,039,970
City of Nashua (GO)
            5.000%, 03/15/17.............................   1,400   1,487,696
                                                                  -----------
TOTAL NEW HAMPSHIRE......................................           4,409,079
                                                                  -----------

NEW JERSEY -- (0.2%)
East Windsor Regional School District (GO) (SCH BD RES
 FD)
            3.000%, 03/01/16.............................     625     630,350
Livingston Township (GO)
            3.000%, 01/15/16.............................   1,335   1,342,650
            3.000%, 01/15/17.............................   1,810   1,866,146
                                                                  -----------
TOTAL NEW JERSEY.........................................           3,839,146
                                                                  -----------

NEW MEXICO -- (0.9%)
City of Albuquerque (GO) Series A
            5.000%, 07/01/18.............................   4,775   5,301,396
New Mexico State (GO)
            5.000%, 03/01/17.............................   4,745   5,029,842
            5.000%, 03/01/19.............................   1,500   1,702,575
New Mexico State Severance Tax Permanent Fund (RB)
 Series A
            5.000%, 07/01/19.............................   6,500   7,434,115
                                                                  -----------
TOTAL NEW MEXICO.........................................          19,467,928
                                                                  -----------

NEW YORK -- (7.3%)
Brewster Central School District (GO) (ST AID WITHHLDG)
            2.000%, 10/01/19.............................   1,160   1,200,728

                                                   Face
                                                  Amount     Value+
                                                  ------     ------
                                                  (000)
NEW YORK -- (Continued)
City of New York (GO) Series 1
    5.000%, 08/01/17............................. $   875 $    941,439
City of New York (GO) Series G
    5.000%, 08/01/18.............................   8,000    8,893,120
    5.000%, 08/01/19.............................  15,310   17,492,593
City of New York (GO) Series H-2
    3.000%, 06/01/16.............................   4,000    4,065,040
City of New York (GO) Series H-A
    5.000%, 03/01/19.............................  10,105   11,419,964
Long Beach City School District (GO) (ST AID
 WITHHLDG)
    3.000%, 05/01/16.............................   3,740    3,790,864
New York State (GO) Series A
    4.000%, 03/01/18.............................     400      430,964
New York State Dormitory Authority (RB) Series A
    5.000%, 03/15/16.............................  20,000   20,354,200
    5.000%, 02/15/18.............................  11,440   12,545,447
New York State Dormitory Authority (RB) Series B
    5.000%, 02/15/20.............................  15,000   17,412,000
    5.000%, 02/15/22.............................   4,000    4,785,680
New York State Dormitory Authority (RB) Series C
    5.000%, 03/15/19.............................     700      794,129
New York State Urban Development Corp. (RB)
    5.000%, 12/15/17.............................   5,765    6,299,531
New York State Urban Development Corp. (RB)
 Series A
    5.000%, 03/15/17.............................   2,195    2,329,071
New York State Urban Development Corp. (RB)
 Series C
    5.000%, 12/15/18.............................     250      281,650
Suffolk County (GO) Series A
    4.000%, 04/01/16.............................   1,035    1,050,918
    3.000%, 05/15/16.............................   3,325    3,373,445
Suffolk County (GO) Series B
    3.000%, 10/15/16.............................   2,000    2,050,660
Suffolk County (GO) Series B (AGM)
    5.250%, 05/01/16.............................   3,315    3,396,383
Town of Brookhaven (GO) Series A
    3.000%, 02/01/19.............................   5,080    5,414,975
Town of Hempstead (GO) Series B
    5.000%, 02/01/17.............................   5,165    5,458,940
    5.000%, 02/01/18.............................   9,915   10,873,186
Triborough Bridge & Tunnel Authority (RB) Series
 B
    4.000%, 11/15/18.............................  11,860   12,975,314
                                                          ------------
TOTAL NEW YORK...................................          157,630,241
                                                          ------------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount    Value+
                                                    ------    ------
                                                    (000)
NORTH CAROLINA -- (4.0%)
City of Charlotte (GO) Series B
     5.000%, 06/01/16.............................. $ 2,335 $ 2,399,796
County of Onslow NC (GO)
     4.000%, 12/01/17..............................     525     560,627
Davie County (GO)
     5.000%, 05/01/20..............................   1,595   1,856,979
Mecklenburg County (GO) Series B
     2.000%, 03/01/16..............................   5,000   5,030,850
North Carolina State (GO) Series A
     5.000%, 03/01/17..............................  14,595  15,477,268
     5.000%, 03/01/19..............................   5,000   5,684,100
North Carolina State (GO) Series B
     5.000%, 04/01/16..............................   7,350   7,496,044
     5.000%, 06/01/18..............................  29,730  32,994,651
Wake County (GO)
     5.000%, 03/01/19..............................   7,225   8,210,996
Wake County (GO) Series A
     5.000%, 05/01/17..............................   2,675   2,856,579
Wake County (GO) Series B
     5.000%, 05/01/18..............................   4,625   5,119,042
                                                            -----------
TOTAL NORTH CAROLINA...............................          87,686,932
                                                            -----------

OHIO -- (5.4%)
City of Columbus (GO) Series 1
     5.000%, 07/01/20..............................  10,000  11,736,300
City of Columbus (GO) Series A
     5.000%, 02/15/17..............................   8,550   9,052,911
     5.000%, 02/15/19..............................  10,000  11,346,700
     3.000%, 07/01/21..............................  12,830  13,913,750
Greater Cleveland Regional Transit Authority
 (GO) Series B
     5.000%, 12/01/16..............................   2,725   2,861,141
Mason City School District (GO) (ETM) (NATL-RE
 FGIC)
     5.000%, 12/01/15..............................     470     471,739
Mason City School District (GO) (NATL-RE FGIC)
     5.000%, 12/01/15..............................   1,530   1,535,676
Ohio State (GO)
     5.000%, 11/01/15..............................   2,425   2,425,000
     5.000%, 09/01/19..............................   4,215   4,839,242
Ohio State (GO) Series A
     3.000%, 05/01/20..............................   5,000   5,396,950
     5.000%, 05/01/20..............................   7,000   8,166,410
     5.000%, 09/15/21..............................   2,335   2,793,524
Ohio State (GO) Series B
     5.000%, 08/01/19..............................   7,270   8,329,457
     5.000%, 08/01/20..............................  10,000  11,721,000
     5.000%, 06/15/21..............................   9,500  11,317,445
Ohio State (GO) Series C
     5.000%, 08/01/17..............................   2,475   2,666,070

                                                     Face
                                                    Amount     Value+
                                                    ------     ------
                                                    (000)
OHIO -- (Continued)
Ohio State (GO) Series T
     5.000%, 04/01/21.............................. $ 2,040 $  2,421,215
Ohio State University (The) (RB) Series A
     4.000%, 12/01/15..............................     945      947,826
Ohio State University (The) (RB) Series A (ETM)
     4.000%, 12/01/15..............................      55       55,162
Ohio State Water Development Authority (RB)
 Series A
     5.000%, 06/01/16..............................   3,080    3,164,731
     5.000%, 06/01/21..............................   1,825    2,176,148
                                                            ------------
TOTAL OHIO.........................................          117,338,397
                                                            ------------

OKLAHOMA -- (1.2%)
Cleveland County Independent School District
 No. 29 (GO)
     1.500%, 03/01/16..............................   4,415    4,433,499
     1.500%, 03/01/17..............................   1,465    1,482,756
Payne County Independent School District No. 16
 Stillwater (GO)
     1.500%, 06/01/17..............................   3,355    3,399,085
Tulsa County Independent School District No. 1
 Tulsa (GO) Series B
     2.000%, 08/01/17..............................   5,800    5,933,342
Tulsa County Independent School District No. 1
 Tulsa (GO) Series C
     1.500%, 07/01/18..............................   6,970    7,086,956
Tulsa County Independent School District No. 3
 (GO)
     2.000%, 04/01/16..............................   4,300    4,331,734
                                                            ------------
TOTAL OKLAHOMA.....................................           26,667,372
                                                            ------------

OREGON -- (0.6%)
Multnomah County (GO)
     5.000%, 08/01/19..............................   4,580    5,247,443
Oregon State (GO) Series I
     5.000%, 05/01/17..............................   7,565    8,077,302
                                                            ------------
TOTAL OREGON.......................................           13,324,745
                                                            ------------

PENNSYLVANIA -- (5.0%)
Commonwealth of Pennsylvania (GO)
     5.000%, 07/01/18..............................   3,755    4,147,998
Commonwealth of Pennsylvania (GO) Series 1
     5.000%, 04/01/17..............................   9,000    9,558,450
     5.000%, 11/15/18..............................  10,645   11,889,188
     5.000%, 07/01/19..............................   7,655    8,672,426
     5.000%, 04/01/20..............................   8,500    9,791,830
Commonwealth of Pennsylvania (GO) Series 2
     5.000%, 10/15/19..............................   2,250    2,566,485

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount     Value+
                                                    ------     ------
                                                    (000)
PENNSYLVANIA -- (Continued)
Commonwealth of Pennsylvania (GO) Series A
     5.000%, 02/15/16.............................. $ 7,420 $  7,521,951
     5.000%, 05/01/16..............................   2,025    2,073,053
     5.000%, 02/15/19..............................   5,010    5,623,976
Conestoga Valley School District (GO) (ST AID
 WITHHLDG)
     4.000%, 01/15/17..............................   2,680    2,790,175
Council Rock School District (GO) Series C (ST
 AID WITHHLDG)
     5.000%, 11/15/17..............................   5,285    5,736,762
Pennsylvania Economic Dev. Financing Authority
 (RB) Series A
     5.000%, 07/01/17..............................  19,555   20,996,203
     5.000%, 07/01/19..............................  14,735   16,875,553
                                                            ------------
TOTAL PENNSYLVANIA.................................          108,244,050
                                                            ------------

RHODE ISLAND -- (0.5%)
Rhode Island State (GO)
     5.000%, 08/01/19..............................   4,700    5,368,199
Rhode Island State (GO) Series A
     4.000%, 08/01/17..............................   2,065    2,184,233
Rhode Island State (GO) Series E (NATL-RE)
     5.000%, 11/01/15..............................   2,260    2,260,000
                                                            ------------
TOTAL RHODE ISLAND.................................            9,812,432
                                                            ------------

SOUTH CAROLINA -- (4.0%)
Beaufort County School District (GO) Series D
 (SCSDE)
     5.000%, 03/01/17..............................   6,425    6,812,492
Charleston County School District Dev. Corp.
 (GO) Series A (SCSDE)
     5.000%, 02/01/19..............................   7,595    8,584,932
Clemson University (RB)
     2.000%, 05/01/16..............................   1,355    1,366,911
Darlington County School District (GO) (SCSDE)
     3.000%, 03/01/19..............................   3,000    3,198,750
Florence County (GO) (ST AID WITHHLDG)
     4.000%, 06/01/19..............................  15,000   16,576,350
Florence School District One (GO) (SCSDE)
     5.000%, 03/01/19..............................   3,730    4,219,301
Lexington & Richland School District No. 5 (GO)
 Series B (SCDSE)
     5.000%, 03/01/21..............................   1,660    1,963,714
Richland County School District No. 2 (GO)
 Series A (SCSDE)
     5.000%, 02/01/20..............................   5,520    6,394,754
     5.000%, 02/01/21..............................   7,000    8,269,170

                                                     Face
                                                    Amount    Value+
                                                    ------    ------
                                                    (000)
SOUTH CAROLINA -- (Continued)
Richland County School District No. 2 (GO)
 Series C (SCSDE)
     5.000%, 02/01/16.............................. $ 6,330 $ 6,404,947
     5.000%, 02/01/19..............................   5,740   6,478,336
South Carolina State (GO) Series A
     5.000%, 06/01/20..............................   7,445   8,740,579
South Carolina State (GO) Series A (ST AID
 WITHHLDG)
     5.000%, 10/01/16..............................   7,415   7,735,773
                                                            -----------
TOTAL SOUTH CAROLINA...............................          86,746,009
                                                            -----------

TENNESSEE -- (3.9%)
City of Chattanooga (GO) Series A
     4.000%, 09/01/18..............................   9,160   9,990,537
City of Kingsport (GO) Series B
     3.000%, 04/01/17..............................   2,005   2,077,260
City of Memphis (GO) (NATL-RE)
     5.250%, 10/01/18..............................   4,000   4,502,040
City of Memphis (GO) Series A
     5.000%, 04/01/17..............................   1,230   1,308,831
     5.000%, 04/01/21..............................   4,550   5,392,432
City of Memphis (GO) Series D
     5.000%, 07/01/19..............................   4,180   4,779,078
Hamilton County (GO) Series A
     5.000%, 05/01/21..............................   3,895   4,656,434
Metropolitan Government Nashville & Davidson
 County Health & Educational Facs Bd (RB) Series
 E
     4.000%, 10/01/17..............................   1,500   1,597,800
Metropolitan Government of Nashville & Davidson
 County (GO)
     5.000%, 07/01/21..............................   9,055  10,827,697
Shelby County (GO) Series A
     5.000%, 04/01/17..............................  17,400  18,517,776
     5.000%, 04/01/20..............................  18,135  21,161,550
                                                            -----------
TOTAL TENNESSEE....................................          84,811,435
                                                            -----------

TEXAS -- (9.3%)
Carrollton-Farmers Branch Independent School
 District (GO) (PSF-GTD)
     5.000%, 02/15/16..............................   6,570   6,660,075
City of Dallas (GO)
     5.000%, 02/15/19..............................   8,400   9,510,732
City of Dallas (GO) Series A
     5.000%, 02/15/16..............................   2,520   2,554,348
City of Dallas (GO) Series A (ETM)
     5.000%, 02/15/16..............................      10      10,135

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount    Value+
                                                    ------    ------
                                                    (000)
TEXAS -- (Continued)
City of El Paso (GO)
     3.000%, 08/15/17.............................. $   500 $   521,675
City of Fort Worth Water & Sewer System (RB)
     5.000%, 02/15/18..............................  10,690  11,740,827
     5.000%, 02/15/19..............................     830     939,178
City of Frisco (GO) (NATL-RE FGIC)
     5.250%, 02/15/16..............................   1,175   1,191,873
City of Houston (GO) Series A
     4.000%, 03/01/16..............................   4,500   4,556,250
     5.000%, 03/01/16..............................  17,850  18,131,137
     4.000%, 03/01/18..............................   2,000   2,150,000
City of San Antonio (GO)
     5.000%, 02/01/20..............................   7,350   8,524,677
City of San Antonio Public Service Board (RB)
 Series A
     5.000%, 02/01/16..............................   2,875   2,908,810
City of San Antonio Public Service Board (RB)
 Series D
     5.000%, 02/01/19..............................     700     791,721
Comal Independent School District (GO) Series A
 (PSF-GTD)
     5.000%, 02/01/18..............................   3,990   4,366,217
Dallas Area Rapid Transit (RB) Series A
     5.000%, 12/01/16..............................   8,000   8,398,800
Dallas Independent School District (GO) (PSF-GTD)
     5.250%, 02/15/18..............................   2,000   2,203,100
El Paso County (GO) (NATL-RE)
     5.000%, 02/15/16..............................   2,490   2,523,939
Mesquite Independent School District (GO) Series
 B (PSF-GTD)
     5.000%, 08/15/17..............................   1,000   1,079,100
North Texas Municipal Water District (RB)
     5.000%, 06/01/16..............................   2,130   2,188,341
Permanent University Fund (RB)
     5.000%, 07/01/18..............................  12,585  13,986,465
Plano Independent School District (GO) (PSF-GTD)
     5.000%, 02/15/17..............................     900     953,181
San Antonio Independent School District (GO)
 (PSF-GTD)
     5.000%, 02/15/20..............................   2,500   2,904,275
San Jacinto College District (GO)
     5.000%, 02/15/17..............................   5,000   5,292,800
Texas Public Finance Authority (RB) Series A
     5.000%, 01/01/16..............................   3,345   3,371,392

                                                     Face
                                                    Amount     Value+
                                                    ------     ------
                                                    (000)
TEXAS -- (Continued)
Texas State (GO)
     5.000%, 10/01/16.............................. $ 6,125 $  6,387,089
     5.000%, 04/01/17..............................  15,000   15,959,250
     5.000%, 04/01/19..............................   4,350    4,955,172
Texas State (GO) Series A
     5.000%, 10/01/21..............................   2,200    2,635,160
Texas State (GO) Series B
     5.000%, 10/01/16..............................  10,070   10,502,708
Texas Tech University (RB) Series 12
     5.000%, 02/15/16..............................   2,095    2,123,597
Texas Tech University (RB) Series A
     5.000%, 08/15/19..............................   3,025    3,461,840
Texas Transportation Commission State Highway
 Fund (RB) Series A
     4.750%, 04/01/17..............................  16,750   17,762,370
     5.000%, 04/01/18..............................   5,000    5,511,250
     5.000%, 04/01/19..............................   5,110    5,804,245
University of Texas System (The) (RB) Series C
     5.000%, 08/15/19..............................   7,975    9,168,299
                                                            ------------
TOTAL TEXAS........................................          201,730,028
                                                            ------------

UTAH -- (2.3%)
Alpine School District (GO) (SCH BD GTY)
     3.000%, 03/15/16..............................   2,770    2,797,977
     4.500%, 03/15/17..............................   4,000    4,217,760
     5.000%, 03/15/21..............................     940    1,118,544
Jordan School District (GO) (SCH BD GTY)
     5.000%, 06/15/19..............................  16,420   18,738,997
Utah State (GO)
     5.000%, 07/01/22..............................   9,690   11,810,656
Utah State (GO) Series C
     5.000%, 07/01/18..............................   3,150    3,506,108
     4.500%, 07/01/19..............................   6,675    7,535,207
                                                            ------------
TOTAL UTAH.........................................           49,725,249
                                                            ------------

VERMONT -- (--%)
Vermont State (GO) Series F
     5.000%, 08/15/17..............................     625      674,788
                                                            ------------

VIRGINIA -- (7.8%)
Arlington County (GO) (ST AID WITHHLDG)
     4.000%, 08/15/21..............................   2,125    2,423,116
Chesterfield County (GO) Series A
     5.000%, 01/01/19..............................   3,575    4,041,109
City of Norfolk (GO) Series A
     4.000%, 03/01/16..............................   2,000    2,025,140

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount     Value+
                                                    ------     ------
                                                    (000)
VIRGINIA -- (Continued)
City of Norfolk (GO) Series C (ST AID WITHHLDG)
     5.000%, 10/01/19.............................. $ 2,500 $  2,874,025
City of Richmond (GO) Series A (ST AID WITHHLDG)
     5.000%, 03/01/20..............................   1,000    1,163,350
City of Virginia Beach (GO) Series A
     4.000%, 08/01/17..............................     145      153,788
Commonwealth of Virginia (GO) Series B
     5.000%, 06/01/17..............................  10,460   11,204,334
     5.000%, 06/01/19..............................  10,250   11,736,865
     5.000%, 06/01/19..............................   5,705    6,532,567
Fairfax County (GO) Series A (ST AID WITHHLDG)
     4.000%, 04/01/16..............................   3,065    3,113,274
     4.000%, 10/01/18..............................   5,380    5,870,656
     4.000%, 10/01/19..............................  12,300   13,705,767
     4.000%, 10/01/20..............................  15,530   17,533,215
Fairfax County (GO) Series B (ST AID WITHHLDG)
     5.000%, 10/01/18..............................  10,000   11,198,800
     4.000%, 04/01/19..............................   7,000    7,729,190
Henrico County (GO)
     5.000%, 07/15/19..............................   5,460    6,265,732
University of Virginia (RB) Series B
     5.000%, 08/01/21..............................  15,000   17,959,650
Virginia Public Building Authority (RB) Series A
     5.000%, 08/01/18..............................   8,370    9,304,427
Virginia Public School Authority (RB) (ST AID
 WITHHLDG)
     5.000%, 08/01/19..............................  15,580   17,844,397
Virginia Public School Authority (RB) Series A
 (ST AID WITHHLDG)
     4.000%, 08/01/17..............................   6,465    6,855,680
Virginia Resources Authority (RB) Series B
     4.000%, 10/01/19..............................   4,875    5,430,214
Virginia State Public School Authority (RB) (ST
 AID WITHHLDG)
     5.000%, 07/15/19..............................   4,080    4,675,680
                                                            ------------
TOTAL VIRGINIA.....................................          169,640,976
                                                            ------------

WASHINGTON -- (4.1%)
Central Puget Sound Regional Transit Authority
 (RB) Series P-1
     5.000%, 02/01/18..............................   3,000    3,288,510
City of Seattle (GO)
     5.000%, 12/01/17..............................   4,050    4,412,515

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
WASHINGTON -- (Continued)
City of Seattle Water System Revenue (RB)
    5.000%, 09/01/19............................. $3,890 $ 4,474,045
King County School District No. 405 Bellevue
 (GO) (SCH BD GTY)
    5.000%, 12/01/18.............................  1,240   1,396,662
King County School District No. 405 Bellevue
 (GO) Series B (SCH BD GTY)
    5.000%, 12/01/16.............................  4,080   4,285,183
King County School District No. 414 Lake
 Washington (GO) (SCH BD GTY)
    4.000%, 12/01/15.............................  2,430   2,437,266
King County Sewer Revenue (RB)
    4.000%, 01/01/16.............................  6,510   6,551,924
    5.000%, 01/01/18.............................  4,670   5,099,360
Snohomish County Public Utility District No. 1
 (RB)
    5.000%, 12/01/15.............................  5,000   5,018,550
    5.000%, 12/01/18.............................  2,390   2,681,078
    5.000%, 12/01/19.............................  5,810   6,692,946
Snohomish County School District No. 6 Mukilteo
 (GO) (SCH BD GTY)
    5.000%, 12/01/18.............................    500     562,520
Washington State (GO)
    5.000%, 07/01/17.............................  4,975   5,339,916
    5.000%, 07/01/20.............................  3,650   4,271,084
Washington State (GO) Series 2010A
    5.000%, 08/01/18.............................  4,500   5,010,165
Washington State (GO) Series A
    5.000%, 01/01/16.............................  2,000   2,016,120
    5.000%, 08/01/18.............................  2,735   3,045,067
Washington State (GO) Series A-1
    5.000%, 08/01/21.............................  1,500   1,789,575
Washington State (GO) Series D
    5.000%, 02/01/19.............................  1,710   1,932,881
Washington State (GO) Series E
    5.000%, 02/01/19.............................  4,080   4,611,787
Washington State (GO) Series R
    5.000%, 07/01/18.............................  7,065   7,845,824
Washington State (GO) Series R-2010A
    5.000%, 01/01/17.............................  1,215   1,279,517
Washington State (GO) Series R-2015
    5.000%, 07/01/18.............................  4,160   4,619,763
                                                         -----------
TOTAL WASHINGTON.................................         88,662,258
                                                         -----------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
WEST VIRGINIA -- (0.2%)
West Virginia State
    5.000%, 06/01/21............................. $ 3,620 $ 4,318,660
                                                          -----------

WISCONSIN -- (3.5%)
City of Milwaukee (GO) Series N2
    5.000%, 04/01/17.............................   5,000   5,310,950
    5.000%, 05/01/19.............................  10,010  11,343,632
    5.000%, 04/01/20.............................   5,860   6,777,793
State of Wisconsin (GO) Series 1 (AMBAC)
    5.000%, 05/01/19.............................   3,000   3,421,860
Wisconsin State (GO) Series 1 (AMBAC)
    5.000%, 05/01/16.............................  14,075  14,401,118
    5.000%, 05/01/17.............................   9,000   9,594,180
Wisconsin State (GO) Series 2
    5.000%, 11/01/19.............................   4,000   4,622,840
Wisconsin State (GO) Series A
    4.000%, 05/01/16.............................   5,090   5,182,943
    5.000%, 05/01/16.............................   4,780   4,890,753

                                                     Face
                                                    Amount       Value+
                                                    ------       ------
                                                    (000)
WISCONSIN -- (Continued)
Wisconsin State (GO) Series B
    5.000%, 05/01/21............................. $    9,655 $   11,491,671
                                                             --------------
TOTAL WISCONSIN..................................                77,037,740
                                                             --------------
TOTAL MUNICIPAL BONDS............................             2,165,118,656
                                                             --------------
TOTAL INVESTMENT SECURITIES......................             2,165,118,656
                                                             --------------

                                                    Shares
                                                    ------

TEMPORARY CASH INVESTMENTS -- (0.4%)
    JPMorgan Tax Free Money Market Fund, 0.050%..  8,616,798      8,616,798
                                                             --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,156,967,804)..........................             $2,173,735,454
                                                             ==============

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investments in Securities (Market Value)
                              ------------------------------------------------
                               Level 1      Level 2     Level 3     Total
                              ---------- -------------- ------- --------------
  Municipal Bonds............         -- $2,165,118,656   --    $2,165,118,656
  Temporary Cash Investments. $8,616,798             --   --         8,616,798
                              ---------- --------------   --    --------------
  TOTAL...................... $8,616,798 $2,165,118,656   --    $2,173,735,454
                              ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                     Face
                                                    Amount     Value+
                                                    ------     ------
                                                    (000)
MUNICIPAL BONDS -- (99.0%)
ALABAMA -- (0.4%)
Alabama State (GO) Series A
    5.000%, 08/01/19............................. $    2,600 $2,986,126
    5.000%, 08/01/21.............................        250    299,023
                                                             ----------
TOTAL ALABAMA....................................             3,285,149
                                                             ----------

ALASKA -- (1.0%)
Borough of North Slope (GO) Series A
    4.000%, 06/30/18.............................        400    432,464
City of Anchorage (GO) Series B
    5.000%, 09/01/21.............................      3,845  4,597,620
    5.000%, 09/01/23.............................        200    245,368
City of Anchorage (GO) Series C
    5.000%, 09/01/24.............................      2,765  3,410,296
                                                             ----------
TOTAL ALASKA.....................................             8,685,748
                                                             ----------

ARIZONA -- (0.7%)
Maricopa County Community College District (GO)
    4.000%, 07/01/18.............................      4,000  4,328,280
Maricopa County High School District
 No. 210-Phoenix (GO)
    3.000%, 07/01/23.............................      1,810  1,941,895
Pima County (GO)
    3.000%, 07/01/16.............................        450    458,014
                                                             ----------
TOTAL ARIZONA....................................             6,728,189
                                                             ----------

ARKANSAS -- (0.9%)
Arkansas State (GO)
    5.000%, 04/01/18.............................      2,500  2,758,175
    5.000%, 04/01/21.............................      1,000  1,190,890
    5.000%, 04/01/22.............................      2,800  3,385,200
Springdale School District No. 50 (GO) Series A
 (ST AID WITHHLDG)
    4.000%, 06/01/16.............................        400    408,612
                                                             ----------
TOTAL ARKANSAS...................................             7,742,877
                                                             ----------

COLORADO -- (1.4%)
Adams & Arapahoe Joint School District 28J (GO)
 (ST AID WITHHLDG)
    5.000%, 12/01/21.............................        425    510,782
Arapahoe County School District No. 5 (GO) (ST
 AID WITHHLDG)
    3.000%, 12/15/16.............................        750    772,328
    5.000%, 12/15/19.............................      3,115  3,609,101
Boulder County (RB)
    5.000%, 07/15/18.............................        540    598,093

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
COLORADO -- (Continued)
City & County of Denver (GO) Series A
    5.000%, 08/01/19............................. $2,085 $ 2,397,145
Denver City & County School District No 1 (GO)
 Series A (NATL-RE ST AID WITHHLDG)
    5.250%, 12/01/21.............................  2,490   3,022,163
Denver City & County School District No. 1 (GO)
 Series C (ST AID WITHHLDG)
    3.000%, 12/01/23.............................  1,540   1,650,726
                                                         -----------
TOTAL COLORADO...................................         12,560,338
                                                         -----------

CONNECTICUT -- (2.2%)
City of Middletown (GO)
    4.000%, 04/01/22.............................  1,350   1,527,241
Connecticut State (GO) Series A
    5.000%, 10/15/17.............................  2,500   2,710,575
    5.000%, 10/15/18.............................  3,300   3,690,588
    5.000%, 10/15/19.............................    600     687,390
Connecticut State (GO) Series B (AMBAC)
    5.250%, 06/01/18.............................  6,800   7,562,280
Connecticut State (GO) Series E
    5.000%, 08/15/19.............................  2,775   3,166,885
Connecticut State Special Tax Revenue (ST)
 Revenue Series A (AMBAC)
    4.000%, 08/01/16.............................    300     308,331
Town of Trumbull (GO) Series A
    3.000%, 09/01/16.............................    450     460,229
                                                         -----------
TOTAL CONNECTICUT................................         20,113,519
                                                         -----------

DELAWARE -- (1.4%)
Delaware State (GO) Series 2009C
    5.000%, 10/01/17.............................  3,080   3,340,445
Delaware State (GO) Series A
    5.000%, 08/01/23.............................  2,225   2,746,362
Delaware State (GO) Series B
    5.000%, 07/01/18.............................  4,395   4,890,624
New Castle County (GO) Series B
    5.000%, 07/15/22.............................    700     852,551
New County Castle (GO)
    5.000%, 10/01/23.............................  1,000   1,235,710
                                                         -----------
TOTAL DELAWARE...................................         13,065,692
                                                         -----------

DISTRICT OF COLUMBIA -- (1.5%)
District of Columbia (GO) Series A
    5.000%, 06/01/20.............................  3,445   4,019,350
    5.000%, 06/01/23.............................  2,000   2,433,900
    5.000%, 06/01/25.............................  1,500   1,863,735

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
DISTRICT OF COLUMBIA -- (Continued)
District of Columbia (GO) Series B
     5.000%, 06/01/25.............................. $4,500 $ 5,591,205
                                                           -----------
TOTAL DISTRICT OF COLUMBIA.........................         13,908,190
                                                           -----------

FLORIDA -- (3.7%)
Board of Governors State University System of
 Florida (RB) Series A
     3.000%, 07/01/24..............................  2,580   2,675,744
City of Jacksonville (RB)
     5.000%, 10/01/18..............................    315     351,411
City of Tallahassee Energy System Revenue (RB)
     5.000%, 10/01/20..............................    250     292,285
Florida State (GO) Series A
     5.000%, 06/01/17..............................    150     160,478
     5.000%, 06/01/18..............................  5,000   5,540,900
     5.000%, 06/01/19..............................  1,860   2,124,864
     5.000%, 06/01/20..............................  4,000   4,682,440
     5.000%, 06/01/24..............................  1,400   1,728,188
Florida State (GO) Series B
     5.000%, 06/01/17..............................    300     320,955
     5.000%, 06/01/20..............................  2,400   2,809,464
     5.000%, 06/01/23..............................    350     427,035
Florida State (GO) Series C
     5.000%, 06/01/20..............................  3,000   3,511,830
Florida State (GO) Series D
     5.000%, 06/01/22..............................  1,000   1,208,600
Pasco County Water & Sewer (RB) Series A
     4.000%, 10/01/17..............................    320     340,422
Peace River/Manasota Regional Water Supply
 Authority (RB)
     5.000%, 10/01/25..............................  2,030   2,480,904
Tampa Bay Water (RB) Series A
     5.000%, 10/01/25..............................  2,850   3,565,549
Tampa Bay Water (RB) Series A (ETM)
     5.000%, 10/01/16..............................    520     542,495
     5.000%, 10/01/16..............................    480     500,765
Tampa Bay Water Supply (RB)
     5.000%, 10/01/19..............................    450     518,634
                                                           -----------
TOTAL FLORIDA......................................         33,782,963
                                                           -----------

GEORGIA -- (1.7%)
DeKalb County Water & Sewerage Revenue (RB)
 Series B
     5.250%, 10/01/24..............................  2,830   3,522,161
Georgia State (GO) Series A-1
     5.000%, 02/01/22..............................  2,730   3,300,843
Georgia State (GO) Series I
     5.000%, 07/01/19..............................  4,000   4,588,840
     5.000%, 07/01/20..............................    900   1,058,499

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
GEORGIA -- (Continued)
Georgia State Road & Tollway Authority (RB)
 Series A
    5.000%, 06/01/16............................. $1,200 $ 1,231,812
Gordon County School District (GO) (ST AID
 WITHHLDG)
    3.000%, 09/01/17.............................    250     260,315
Gwinnett County Water & Sewerage Authority (RB)
 (CNTY GTD)
    3.000%, 08/01/17.............................  1,675   1,747,511
                                                         -----------
TOTAL GEORGIA....................................         15,709,981
                                                         -----------

HAWAII -- (3.2%)
City & County of Honolulu (GO) Series B
    5.000%, 08/01/20.............................  1,470   1,720,032
    5.000%, 10/01/23.............................    200     244,174
    5.000%, 10/01/24.............................  6,870   8,480,878
    5.000%, 10/01/25.............................  4,925   6,136,648
City & County of Honolulu (GO) Series B (AGM)
    5.250%, 07/01/17.............................    545     587,319
City & County of Honolulu (GO) Series C
    2.000%, 11/01/16.............................  1,230   1,250,689
Hawaii State (GO) Series DO
    5.000%, 08/01/16.............................    100     103,517
Hawaii State (GO) Series EA
    5.000%, 12/01/21.............................    850   1,019,379
Hawaii State (GO) Series EE
    5.000%, 11/01/20.............................    515     606,263
Hawaii State (GO) Series EF
    5.000%, 11/01/22.............................  2,240   2,712,192
Hawaii State (GO) Series ET
    3.000%, 10/01/23.............................  3,710   3,957,680
Maui County (GO)
    5.000%, 06/01/18.............................  1,750   1,940,260
                                                         -----------
TOTAL HAWAII.....................................         28,759,031
                                                         -----------

ILLINOIS -- (0.1%)
University of Illinois (RB) Series A
    5.000%, 04/01/20.............................    500     570,700
                                                         -----------

IOWA -- (0.3%)
City of Ankeny (GO) Series D
    4.000%, 06/01/18.............................    700     746,599
County of Black Hawk IA (GO) Series A
    5.000%, 06/01/19.............................  1,200   1,367,688
State of Iowa (RB) Series A
    5.000%, 06/01/18.............................    275     304,378
                                                         -----------
TOTAL IOWA.......................................          2,418,665
                                                         -----------

KANSAS -- (2.5%)
City of Lenexa (GO) Series A
    5.000%, 09/01/21.............................    525     630,357

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount    Value+
                                                    ------    ------
                                                    (000)
KANSAS -- (Continued)
City of Wichita (GO) Series A
     5.000%, 12/01/19.............................. $ 3,000 $ 3,470,160
Johnson County (GO) Series B
     3.000%, 09/01/22..............................   2,260   2,459,197
Johnson County Unified School District No. 232
 (GO) Series A
     5.000%, 09/01/17..............................     400     431,892
Johnson County Unified School District No. 232
 (GO) Series A-REF
     5.000%, 09/01/20..............................   2,550   2,984,622
Kansas State Department of Transportation (RB)
 Series A
     5.000%, 09/01/17..............................   4,075   4,400,715
Saline County Unified School District No. 305
 Salina (GO)
     5.000%, 09/01/20..............................   1,860   2,181,761
Sedgwick County (GO) Series B
     3.000%, 08/01/17..............................     500     521,200
Sedgwick County Unified School District No. 260
 (GO)
     5.000%, 10/01/21..............................   1,325   1,578,817
State of Kansas Department of Transportation
 (RB) Series A
     5.000%, 09/01/21..............................   2,500   3,003,250
Wyandotte County Unified Government (GO) Series A
     3.000%, 08/01/18..............................     580     612,422
                                                            -----------
TOTAL KANSAS.......................................          22,274,393
                                                            -----------

KENTUCKY -- (0.2%)
Louisville Water Co. (RB) Series A
     4.000%, 11/15/21..............................   1,215   1,386,497
                                                            -----------

LOUISIANA -- (2.3%)
Bossier Parish School Board (GO)
     4.000%, 03/01/17..............................   1,020   1,067,083
Lafayette Consolidated Government (RB) Series
 ST-A
     4.000%, 03/01/17..............................   1,330   1,389,943
Louisiana State (GO) Series A
     5.000%, 02/01/24..............................   2,000   2,408,240
Louisiana State (GO) Series C
     5.000%, 07/15/22..............................  12,765  15,197,882
Saint Tammany Parish Wide School District No.12
 (GO) (ASSURED GTY)
     5.000%, 03/01/16..............................     575     583,901
                                                            -----------
TOTAL LOUISIANA....................................          20,647,049
                                                            -----------

MARYLAND -- (6.1%)
Anne Arundel County (GO)
     5.000%, 04/01/22..............................   2,475   2,992,275
Baltimore County (GO)
     5.000%, 08/01/22..............................     400     486,864

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
MARYLAND -- (Continued)
Baltimore County (GO) Series B
     5.000%, 08/01/24.............................. $5,800 $ 7,215,258
Baltimore County (GO) Series C
     4.000%, 09/01/18..............................  2,410   2,627,093
Carroll County (GO)
     4.000%, 11/01/18..............................  2,890   3,163,741
Charles County (GO)
     5.000%, 03/01/19..............................  2,000   2,272,220
City of Baltimore (GO) Series B
     5.000%, 10/15/22..............................  8,060   9,743,009
Howard County (GO) Series A
     5.000%, 02/15/18..............................  2,000   2,198,040
Maryland State (GO)
     5.000%, 03/01/19..............................  4,680   5,313,719
Maryland State (GO) Series A
     5.000%, 03/01/16..............................  1,000   1,015,880
Maryland State (GO) Series B
     5.000%, 08/01/19..............................  2,500   2,871,275
Maryland State (GO) Series C
     5.000%, 11/01/18..............................  5,000   5,618,000
Prince George's County (GO) Series B
     5.000%, 09/15/18..............................  2,000   2,240,380
     4.000%, 03/01/22..............................  2,480   2,852,744
Town of Ocean City (GO)
     3.000%, 10/01/18..............................    825     875,110
Washington Suburban Sanitary Commission (GO)
 Series A
     4.000%, 06/01/18..............................  1,550   1,680,711
Worcester County (GO) Series B
     4.000%, 08/01/21..............................  2,000   2,276,400
                                                           -----------
TOTAL MARYLAND.....................................         55,442,719
                                                           -----------

MASSACHUSETTS -- (4.5%)
City of Boston (GO) Series A
     5.000%, 03/01/20..............................  1,770   2,066,475
City of Boston (GO) Series B
     4.000%, 01/01/23..............................  1,795   2,070,802
City of Springfield (GO) Series C (ST AID
 WITHHLDG)
     4.000%, 08/01/23..............................    150     170,607
City of Woburn (GO)
     4.000%, 09/01/22..............................    350     396,354
Commonwealth of Massachusetts (GO) Series B
     5.000%, 08/01/18..............................  2,500   2,786,325
     5.250%, 08/01/21..............................  5,000   6,046,050
Commonwealth of Massachusetts (GO) Series B (AGM)
     5.250%, 09/01/24..............................  3,700   4,651,270
Commonwealth of Massachusetts (GO) Series C
     5.000%, 08/01/20..............................  2,500   2,937,825
Commonwealth of Massachusetts (GO) Series C
 (AMBAC)
     5.500%, 12/01/23..............................  3,500   4,424,105

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
MASSACHUSETTS -- (Continued)
Massachusetts Bay Transportation Authority (RB)
 Series B (NATL-RE)
    5.500%, 07/01/24............................. $3,020 $ 3,845,396
Massachusetts Water Resources Authority (RB)
 Series A
    5.000%, 08/01/22.............................  3,000   3,640,770
Massachusetts Water Resources Authority (RB)
 Series J (AGM GO OF AUTH)
    5.250%, 08/01/18.............................  2,000   2,242,020
Town of Auburn (GO)
    2.000%, 03/15/19.............................    750     778,283
Town of Lynnfield (GO)
    4.000%, 07/01/16.............................  1,290   1,322,237
Town of Nantucket (GO)
    3.000%, 10/01/22.............................  1,115   1,206,062
Town of Reading (GO)
    5.000%, 02/01/18.............................  1,065   1,165,163
Town of Westwood (GO)
    3.000%, 06/01/16.............................    600     609,720
                                                         -----------
TOTAL MASSACHUSETTS..............................         40,359,464
                                                         -----------

MICHIGAN -- (1.7%)
Kentwood Public Schools (GO)
    4.000%, 05/01/22.............................    500     560,595
Michigan Finance Authority (RB) Series A
    5.000%, 07/01/16.............................  2,500   2,578,225
Michigan State (GO)
    5.000%, 11/01/19.............................  4,400   5,070,208
Michigan State Trunk Line Revenue (RB)
    5.000%, 11/15/18.............................  5,000   5,614,700
University of Michigan (RB) Series A
    4.000%, 04/01/23.............................  1,000   1,145,960
                                                         -----------
TOTAL MICHIGAN...................................         14,969,688
                                                         -----------

MINNESOTA -- (2.8%)
City of Edina (GO) Series B
    3.000%, 02/01/19.............................    305     326,426
Lakeville Minnesota Independent School District
 No. 194 (GO) Series D (SD CRED PROG)
    5.000%, 02/01/22.............................  4,000   4,796,800
Minnesota Public Facilities Authority (RB)
 Series A
    5.000%, 03/01/18.............................    620     681,219
Minnesota State (GO)
    5.000%, 10/01/21.............................  4,660   5,605,141
Minnesota State (GO) Series A
    5.000%, 08/01/22.............................  3,000   3,645,060
Minnesota State (GO) Series D
    5.000%, 08/01/17.............................  2,700   2,907,468
    5.000%, 08/01/18.............................    485     540,828

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
MINNESOTA -- (Continued)
Minnesota State (GO) Series E
    2.000%, 08/01/19............................. $1,810 $ 1,876,970
Rochester Independent School District No. 535
 (GO) Series A (SD CRED PROG)
    3.000%, 02/01/22.............................  1,240   1,336,584
Saint Paul Public Library Agency (GO) Series C
    5.000%, 03/01/20.............................    250     291,760
Stillwater Independent School District No. 834
 (GO) Series A (SD CRED PROG)
    3.000%, 02/01/16.............................  1,200   1,208,376
University of Minnesota (RB) Series A (GO OF
 UNIV)
    5.000%, 12/01/17.............................  1,760   1,915,619
                                                         -----------
TOTAL MINNESOTA..................................         25,132,251
                                                         -----------

MISSISSIPPI -- (1.0%)
Mississippi State (GO) Series F
    5.000%, 11/01/21.............................  7,750   9,264,427
                                                         -----------

MISSOURI -- (1.1%)
City of Kansas City (GO) Series A
    4.000%, 02/01/22.............................  1,150   1,305,986
    5.000%, 02/01/23.............................  3,955   4,759,961
City of Liberty (GO)
    4.000%, 03/01/16.............................    385     389,840
Missouri State (GO) Series A
    4.000%, 10/01/17.............................  3,000   3,195,000
                                                         -----------
TOTAL MISSOURI...................................          9,650,787
                                                         -----------

NEBRASKA -- (0.4%)
Omaha Public Power District (RB) Series B
    5.000%, 02/01/18.............................  2,965   3,250,826
                                                         -----------

NEVADA -- (1.0%)
City of Henderson NV (GO)
    5.000%, 06/01/21.............................    490     581,968
Clark County (GO) Series A
    5.000%, 07/01/25.............................  2,700   3,343,896
Clark County (RB) (AMBAC)
    5.000%, 07/01/16.............................    400     412,380
Clark County School District (GO) Series A
    5.000%, 06/15/19.............................  1,500   1,702,695
Clark County School District (GO) Series A
 (NATL-RE FGIC)
    4.500%, 06/15/17.............................    400     424,280
Nevada State (GO) Series A
    5.000%, 08/01/19.............................  1,825   2,091,688
Nevada State (GO) Series D
    5.000%, 06/01/17.............................    425     454,754
                                                         -----------
TOTAL NEVADA.....................................          9,011,661
                                                         -----------

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
NEW HAMPSHIRE -- (1.1%)
City of Dover (GO)
    3.000%, 06/15/19............................. $  600 $  638,082
City of Nashua (GO)
    5.000%, 03/15/17.............................    330    350,671
City of Portsmouth (GO)
    4.000%, 09/15/16.............................  1,395  1,440,365
New Hampshire State (GO) Series A
    5.000%, 03/01/23.............................  5,910  7,229,526
                                                         ----------
TOTAL NEW HAMPSHIRE..............................         9,658,644
                                                         ----------

NEW JERSEY -- (0.8%)
Essex County (GO) Series A
    5.000%, 08/01/20.............................  1,000  1,169,090
Livingston Township (GO)
    3.000%, 01/15/21.............................    350    375,424
New Milford School District (GO) (SCH BD RES FD)
    4.000%, 08/15/16.............................    440    452,223
Princeton Regional School District (GO) (ST AID
 WITHHLDG)
    1.750%, 02/01/22.............................  1,095  1,096,927
South Orange & Maplewood School District (GO)
 (SCH BD RES FD)
    3.000%, 03/01/22.............................    350    367,077
Township of North Brunswick (GO)
    2.000%, 08/01/18.............................  1,075  1,103,993
Union County (GO) Series B
    3.000%, 03/01/22.............................  2,315  2,474,619
Union County (GO) Series B (ETM)
    3.000%, 03/01/22.............................     45     48,634
                                                         ----------
TOTAL NEW JERSEY.................................         7,087,987
                                                         ----------

NEW MEXICO -- (0.9%)
Farmington Municipal School District No. 5 (GO)
 (ST AID WITHHLDG)
    4.000%, 09/01/20.............................    945  1,041,570
Las Cruces School District No. 2 (GO) Series A
 (ST AID WITHHLDG)
    4.000%, 08/01/19.............................  1,000  1,087,190
    4.000%, 08/01/20.............................    125    137,561
New Mexico State Severance Tax Permanent Fund
 (RB) Series A
    5.000%, 07/01/19.............................  2,000  2,287,420
Santa Fe County (GO)
    5.000%, 07/01/22.............................  1,000  1,206,190
Santa Fe Public School District (GO) (ST AID
 WITHHLDG)
    5.000%, 08/01/24.............................  2,000  2,460,940
                                                         ----------
TOTAL NEW MEXICO.................................         8,220,871
                                                         ----------

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
NEW YORK -- (5.3%)
Albany County (GO) Series B
    4.000%, 11/01/18............................. $ 2,470 $ 2,702,427
Brewster Central School District (GO) (ST AID
 WITHHLDG)
    2.000%, 10/01/19.............................   1,000   1,035,110
City of New York (GO) Series 1
    5.000%, 08/01/17.............................   1,000   1,075,930
City of New York (GO) Series B
    5.000%, 08/01/19.............................     600     685,536
    5.000%, 08/01/21.............................     450     533,875
    5.000%, 08/01/22.............................     600     717,996
City of New York (GO) Series B- Subseries B-7
 (AMBAC)
    5.000%, 08/15/18.............................   1,620   1,803,384
City of New York (GO) Series C
    5.250%, 08/01/18.............................     430     480,912
    5.000%, 08/01/20.............................   2,375   2,774,190
City of New York (GO) Series E
    5.000%, 08/01/23.............................   6,000   7,232,340
City of New York (GO) Series G
    5.000%, 08/01/19.............................   3,500   3,998,960
Malverne Union Free School District (GO) (ST AID
 WITHHLDG)
    2.125%, 08/01/17.............................     605     620,960
New York State Dormitory Authority (RB) Series B
    5.000%, 02/15/22.............................  10,200  12,203,484
    5.000%, 02/15/24.............................   4,900   5,953,941
New York State Dormitory Authority (RB) Series C
    5.000%, 03/15/19.............................     825     935,938
New York State Urban Development Corp. (RB)
 Series C
    5.000%, 12/15/18.............................   4,225   4,759,885
Sachem Central School District (GO)
    5.000%, 10/15/19.............................     300     344,694
Town of Cheektowaga (GO)
    5.000%, 07/15/23.............................     300     367,257
                                                          -----------
TOTAL NEW YORK...................................          48,226,819
                                                          -----------

NORTH CAROLINA -- (4.4%)
City of Charlotte (GO) Series A
    5.000%, 07/01/18.............................   4,380   4,873,933
City of High Point (GO)
    5.000%, 03/01/18.............................     700     765,198
Forsyth County (GO)
    4.000%, 12/01/21.............................   3,500   4,021,570
Lincoln County (GO) Series A
    2.000%, 06/01/17.............................     500     511,670
New County Hanover (GO)
    5.000%, 02/01/23.............................     250     305,410
North Carolina State (GO) Series B
    5.000%, 06/01/18.............................   2,000   2,219,620

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
NORTH CAROLINA -- (Continued)
North Carolina State (GO) Series C
    5.000%, 05/01/21............................. $4,625 $ 5,526,459
North Carolina State (GO) Series D
    4.000%, 06/01/21.............................  5,000   5,715,000
    4.000%, 06/01/23.............................  8,700  10,062,942
Onslow County (GO)
    5.000%, 04/01/17.............................    600     638,454
Wake County (GO)
    5.000%, 09/01/21.............................  1,450   1,743,697
Wake County (GO) Series C
    5.000%, 03/01/24.............................  3,000   3,720,720
                                                         -----------
TOTAL NORTH CAROLINA.............................         40,104,673
                                                         -----------

NORTH DAKOTA -- (--%)
North Dakota State Board of Higher Education
 (RB) Series A
    2.000%, 04/01/16.............................    300     302,190
                                                         -----------

OHIO -- (2.8%)
City of Columbus (GO) Series 1
    5.000%, 07/01/22.............................  4,100   4,959,729
City of Columbus (GO) Series A
    3.000%, 07/01/21.............................    470     509,701
    4.000%, 07/01/23.............................  4,995   5,727,717
Hamilton County Sewer System Revenue (RB) Series
 A
    5.000%, 12/01/21.............................    200     239,598
Oakwood City School District (GO)
    2.000%, 12/01/17.............................    280     286,608
Ohio State (GO) Series A
    5.000%, 09/01/19.............................    550     631,455
    5.000%, 05/01/20.............................  1,555   1,814,110
    3.000%, 02/01/22.............................    500     538,330
    5.000%, 09/15/22.............................    250     302,870
    5.000%, 09/15/22.............................    500     605,740
Ohio State (GO) Series B
    5.000%, 08/01/17.............................    400     430,880
    5.000%, 08/01/19.............................    200     229,146
    5.000%, 06/15/21.............................  1,500   1,786,965
    5.000%, 06/15/22.............................  4,000   4,825,160
Ohio State (GO) Series C
    5.000%, 09/15/21.............................  1,000   1,196,370
Ohio State (RB) Series 1-GARVEE
    5.000%, 12/15/17.............................  1,250   1,359,812
                                                         -----------
TOTAL OHIO.......................................         25,444,191
                                                         -----------

OKLAHOMA -- (0.4%)
City of Tulsa (GO)
    5.000%, 12/01/17.............................    400     436,152
    4.000%, 03/01/18.............................  1,500   1,614,675
Cleveland County Independent School District
 No. 29 (GO)
    1.500%, 03/01/16.............................  1,250   1,255,237

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
OKLAHOMA -- (Continued)
Tulsa County Independent School District No. 3
 (GO)
    2.000%, 04/01/16............................. $   425 $   428,137
                                                          -----------
TOTAL OKLAHOMA...................................           3,734,201
                                                          -----------
OREGON -- (1.0%)
City of Portland (GO)
    4.000%, 06/01/20.............................     935   1,025,798
Deschutes County (GO)
    3.000%, 12/01/15.............................     225     225,495
Deschutes County Administrative School District
 No. 1 (GO) (NATL-RE FGIC)
    5.000%, 06/15/16.............................     200     205,660
Lane County School District No. 4J Eugene (GO)
 Series A (SCH BD GTY)
    5.000%, 06/15/23.............................   3,355   4,110,278
Oregon State (GO) Series A
    5.000%, 05/01/21.............................     200     238,280
Portland Community College District (GO)
    5.000%, 06/15/18.............................   2,760   3,062,275
Washington County School District No. 1 (GO)
 (NATL-RE FGIC)
    5.250%, 06/15/17.............................     400     430,028
                                                          -----------
TOTAL OREGON.....................................           9,297,814
                                                          -----------

PENNSYLVANIA -- (2.9%)
Commonwealth of Pennsylvania (GO)
    5.000%, 07/01/18.............................   1,500   1,656,990
Commonwealth of Pennsylvania (GO) Series 1
    5.000%, 04/01/22.............................  11,260  13,356,500
Commonwealth of Pennsylvania (GO) Series REF
    5.000%, 07/01/17.............................   1,035   1,109,313
Marple Newtown School District (GO) (AGM ST AID
 WITHHLDG)
    4.000%, 06/01/16.............................     375     382,856
Monroe County (GO)
    4.000%, 12/15/18.............................     400     433,360
Montgomery County (GO)
    5.000%, 05/01/23.............................   5,255   6,363,069
Pennsylvania Economic Dev. Financing Authority
 (RB) Series A
    5.000%, 07/01/19.............................   1,300   1,488,851
West View Municipal Authority Water Revenue (RB)
    4.000%, 11/15/20.............................   1,100   1,228,238
                                                          -----------
TOTAL PENNSYLVANIA...............................          26,019,177
                                                          -----------

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
RHODE ISLAND -- (0.3%)
Rhode Island State (GO) Series A
    5.000%, 08/01/22............................. $1,605 $ 1,915,038
Rhode Island State (GO) Series D
    5.000%, 08/01/22.............................    685     817,321
                                                         -----------
TOTAL RHODE ISLAND...............................          2,732,359
                                                         -----------

SOUTH CAROLINA -- (3.2%)
Beaufort County (GO) Series C (ST AID WITHHLDG)
    5.000%, 03/01/22.............................  3,485   4,206,639
Berkeley County School District (GO) Series B
 (SCSDE)
    5.000%, 03/01/22.............................  4,120   4,945,648
Charleston County (GO) Series A
    5.000%, 11/01/22.............................  4,780   5,847,422
Charleston County School District Dev. Corp.
 (GO) Series A (SCSDE)
    5.000%, 02/01/21.............................  2,020   2,391,862
City of North Charleston (GO) (ST AID WITHHLDG)
    5.000%, 06/01/21.............................    385     457,938
Clemson University (RB)
    3.000%, 05/01/21.............................    350     373,380
Dorchester County School District No. 2 (GO)
 Series B (SCSDE)
    5.000%, 03/01/25.............................  1,430   1,774,030
Richland County School District No. 2 (GO)
 Series A (SCSDE)
    5.000%, 02/01/21.............................  2,085   2,463,031
South Carolina State (GO) Series A (ST AID
 WITHHLDG)
    5.000%, 10/01/23.............................  5,500   6,787,275
                                                         -----------
TOTAL SOUTH CAROLINA.............................         29,247,225
                                                         -----------

TENNESSEE -- (5.8%)
City of Clarksville Water Sewer & Gas Revenue
 (RB)
    5.000%, 02/01/20.............................  3,150   3,630,816
City of Johnson City (GO)
    2.000%, 06/01/18.............................  1,000   1,024,840
    3.000%, 06/01/19.............................    875     932,164
City of Memphis (GO) Series A
    5.000%, 11/01/22.............................  9,695  11,717,474
    5.000%, 04/01/25.............................  1,945   2,407,385
City of Pigeon Forge (GO)
    4.000%, 06/01/21.............................    670     757,341
Hamilton County (GO) Series B
    3.000%, 03/01/22.............................  4,550   4,931,654
Maury County (GO)
    5.000%, 04/01/21.............................  5,105   6,053,100
Metropolitan Government Nashville & Davidson
 County Health & Educational Facs Bd (RB) Series
 E
    4.000%, 10/01/17.............................  2,000   2,130,400

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
TENNESSEE -- (Continued)
Metropolitan Government of Nashville & Davidson
 County (GO)
     5.000%, 01/01/18.............................. $2,700 $ 2,954,367
Putnam County (GO)
     4.000%, 04/01/23..............................    975   1,112,962
Shelby County (GO) Series A
     5.000%, 04/01/20..............................  7,000   8,168,230
Sumner County (GO)
     5.000%, 06/01/21..............................    110     131,557
Tennessee State (GO) Series A
     4.000%, 09/01/18..............................  3,325   3,626,478
Williamson County (GO)
     4.000%, 03/01/18..............................  1,445   1,556,857
Williamson County (GO) Series A
     4.000%, 05/01/22..............................    300     343,629
Wilson County (GO) Series B
     4.000%, 04/01/20..............................  1,040   1,162,762
                                                           -----------
TOTAL TENNESSEE....................................         52,642,016
                                                           -----------

TEXAS -- (10.0%)
Austin Independent School District (GO) (PSF-GTD)
     5.000%, 08/01/20..............................    350     410,414
City of Denton (GO)
     4.000%, 02/15/22..............................  2,510   2,863,709
City of Fort Worth Water & Sewer System (RB)
     5.000%, 02/15/19..............................    400     452,616
City of Houston (GO) Series A
     5.000%, 03/01/18..............................    750     823,687
     5.000%, 03/01/21..............................  3,100   3,663,673
     5.000%, 03/01/22..............................  5,890   7,097,862
City of Richardson (GO)
     4.250%, 02/15/18..............................    400     431,500
City of San Antonio (GO)
     5.000%, 02/01/20..............................  1,000   1,159,820
City of San Antonio Public Service Board (RB)
 Series D
     5.000%, 02/01/19..............................    400     452,412
City of Southlake (GO)
     3.000%, 02/15/23..............................  1,510   1,614,975
El Paso Independent School District (GO)
 (PSF-GTD)
     5.000%, 08/15/24..............................    500     615,700
Fort Bend Independent School District (GO)
 (PSF-GTD)
     3.000%, 08/15/17..............................  1,500   1,565,565
Galveston County (GO)
     5.000%, 02/01/22..............................  1,000   1,176,470
Grayson County (GO)
     5.000%, 01/01/21..............................  1,990   2,311,902
Harris County (GO) Series A
     4.000%, 10/01/18..............................    880     959,728
Harris County Metropolitan Transit Authority
 (RB) Series B
     4.000%, 11/01/18..............................    400     436,520

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
TEXAS -- (Continued)
Hays Consolidated Independent School District
 (GO) (PSF-GTD)
    5.000%, 08/15/23............................. $1,355 $1,651,962
Hidalgo County Drain District No. 1 (GO)
    5.000%, 09/01/22.............................  1,000  1,199,650
Houston Community College System (GO)
    5.000%, 02/15/17.............................  1,000  1,058,690
Humble Independent School District (GO) Series A
 (PSF-GTD)
    2.000%, 02/15/19.............................    100    103,350
    5.500%, 02/15/25.............................  7,000  8,956,360
La Porte Independent School District (GO)
    5.000%, 02/15/21.............................  1,700  1,999,064
Lake Travis Independent School District (GO)
 (PSF-GTD)
    5.000%, 02/15/20.............................  2,710  3,145,768
Mansfield Independent School District (GO)
    5.000%, 02/15/20.............................  1,000  1,142,330
Mansfield Independent School District (GO)
 Series A (PSF-GTD)
    5.000%, 02/15/22.............................    895  1,073,159
Mesquite Independent School District (GO) Series
 B (PSF-GTD)
    5.000%, 08/15/17.............................  2,270  2,449,557
Northside Independent School District (GO)
 (PSF-GTD)
    5.000%, 02/15/23.............................  4,535  5,489,980
Pflugerville Independent School District (GO)
 (PSF-GTD)
    5.000%, 08/15/16.............................    350    363,010
San Antonio Independent School District (GO)
 (PSF-GTD)
    5.000%, 02/15/20.............................  4,100  4,763,011
State of Texas (GO)
    5.000%, 10/01/23.............................  5,000  6,112,550
Tarrant Regional Water District (RB)
    6.000%, 09/01/24.............................  3,450  4,505,907
Texas A&M University (RB) Series B
    5.000%, 05/15/21.............................  4,000  4,763,760
Texas A&M University Fund (RB)
    5.000%, 07/01/23.............................  3,500  4,278,190
Texas State (GO)
    5.000%, 04/01/19.............................  4,500  5,126,040
Texas Transportation Commission State Highway
 Fund (RB)
    5.250%, 04/01/26.............................    300    380,859

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
TEXAS -- (Continued)
Texas Transportation Commission State Highway
 Fund (RB) Series A
    5.000%, 04/01/19............................. $ 5,000 $ 5,679,300
                                                          -----------
TOTAL TEXAS......................................          90,279,050
                                                          -----------

UTAH -- (2.3%)
Davis County (GO)
    4.000%, 02/01/18.............................     350     370,808
Jordan School District (GO) (SCH BD GTY)
    5.000%, 06/15/17.............................   1,070   1,146,216
North Davis County Sewer District (RB)
    3.000%, 03/01/21.............................   2,135   2,264,509
Utah State (GO)
    5.000%, 07/01/22.............................  11,285  13,754,722
Utah State (GO) Series C
    5.000%, 07/01/19.............................   1,100   1,261,502
Washington County School District Board of
 Education/St George (GO) (SCH BD GTY)
    5.000%, 03/01/18.............................   1,500   1,643,355
                                                          -----------
TOTAL UTAH.......................................          20,441,112
                                                          -----------

VERMONT -- (0.2%)
Vermont State (GO) Series C
    4.000%, 08/15/23.............................     225     261,493
Vermont State (GO) Series F
    5.000%, 08/15/17.............................   1,500   1,619,490
                                                          -----------
TOTAL VERMONT....................................           1,880,983
                                                          -----------

VIRGINIA -- (3.5%)
City of Hampton (GO) Series B (ST AID WITHHLDG)
    5.000%, 09/01/22.............................   2,050   2,487,081
City of Newport News (GO) Series A
    2.000%, 07/15/18.............................     515     527,144
City of Norfolk (GO) Series C (ST AID WITHHLDG)
    5.000%, 10/01/19.............................   2,505   2,879,773
City of Richmond (GO) Series A (ST AID WITHHLDG)
    5.000%, 03/01/21.............................   1,370   1,625,300
City of Richmond (GO) Series B (ST AID WITHHLDG)
    5.000%, 07/15/26.............................   3,635   4,556,981
Commonwealth of Virginia (GO) Series B
    4.000%, 06/01/23.............................   2,500   2,889,725
Loudoun County (GO) Series A (ST AID WITHHLDG)
    5.000%, 12/01/22.............................   4,000   4,879,360
Pittsylvania County (GO) (ST AID WITHHLDG)
    5.000%, 02/01/21.............................     250     295,190

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
VIRGINIA -- (Continued)
University of Virginia (RB) Series B
    5.000%, 08/01/21............................. $6,250 $ 7,483,187
Virginia Resources Authority (RB) Series B
    4.000%, 10/01/19.............................  2,000   2,227,780
Virginia Resources Authority (RB) Series D
    5.000%, 11/01/20.............................    745     881,767
Virginia State Public School Authority (RB)
 Series D (ST AID WITHHLDG)
    5.250%, 08/01/18.............................    500     560,210
                                                         -----------
TOTAL VIRGINIA...................................         31,293,498
                                                         -----------

WASHINGTON -- (9.0%)
Benton County School District No. 400 Richland
 (GO) (SCH BD GTY)
    5.000%, 12/01/22.............................  4,705   5,693,944
Central Puget Sound Regional Transit Authority
 (RB) Series P-1
    5.000%, 02/01/18.............................    250     274,043
City of Seattle (GO)
    5.000%, 12/01/20.............................  2,745   3,243,712
City of Seattle Drainage & Wastewater Revenue
 (RB)
    5.000%, 09/01/20.............................  3,665   4,317,810
City of Seattle Municipal Light & Power (RB)
 Series A
    5.000%, 06/01/22.............................    310     372,955
City of Seattle Municipal Light & Power (RB)
 Series B
    5.000%, 02/01/16.............................    425     430,019
City of Seattle Water System Revenue (RB)
    5.000%, 09/01/22.............................  6,000   7,283,580
Clark County School District No. 119
 Battleground (GO) (SCH BD GTY)
    4.000%, 12/01/21.............................  1,000   1,140,270
Clark County School District No.119 Battleground
 (GO) (SCH BD GTY)
    4.000%, 12/01/22.............................  2,630   3,008,957
County of Kitsap WA (GO)
    5.000%, 06/01/21.............................    200     237,654
King County (GO)
    5.000%, 01/01/21.............................    425     502,737
King County (GO) Series A
    5.000%, 07/01/20.............................  2,650   3,100,924
King County School District No. 210 (GO) (SCH BD
 GTY)
    2.000%, 12/01/18.............................  1,200   1,241,052

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
WASHINGTON -- (Continued)
King County School District No. 405 Bellevue
 (GO) (SCH BD GTY)
    5.000%, 12/01/18............................. $1,500 $1,689,510
King County School District No. 411 Issaquah
 (GO) (SCH BD GTY)
    5.000%, 12/01/23.............................  3,500  4,291,000
King County School District No. 412 (GO) (SCH BD
 GTY)
    4.000%, 12/01/21.............................  1,000  1,140,270
North Thurston Public Schools (GO) (SCH BD GTY)
    5.000%, 12/01/20.............................  2,880  3,387,715
Snohomish County Public Utility District No. 1
 (RB)
    5.000%, 12/01/19.............................  1,655  1,906,510
Snohomish County School District No. 15 Edmonds
 (GO) (SCH BD GTY)
    5.000%, 12/01/20.............................  2,555  3,019,192
Snohomish County School District No. 6 Mukilteo
 (GO) (SCH BD GTY)
    5.000%, 12/01/18.............................  2,000  2,250,080
Spokane County (GO)
    5.000%, 12/01/22.............................  1,025  1,236,673
Spokane County Wastewater System (RB) Series A
    5.000%, 12/01/15.............................    300    301,122
Tacoma Metropolitan Park District (GO) Series B
    5.000%, 12/01/21.............................    150    178,932
Thurston County School District No. 111 (GO)
 (SCH BD GTY)
    5.000%, 12/01/21.............................    425    509,146
University of Washington (RB) Series A
    5.000%, 07/01/22.............................  6,505  7,850,819
Washington State (GO)
    5.000%, 07/01/17.............................    300    322,005
Washington State (GO) Series 2010A
    5.000%, 08/01/18.............................    500    556,685
Washington State (GO) Series A
    5.000%, 08/01/23.............................    750    913,012
Washington State (GO) Series B-1
    5.000%, 08/01/21.............................  1,300  1,550,965
Washington State (GO) Series D
    5.000%, 02/01/19.............................    900  1,017,306
Washington State (GO) Series E
    5.000%, 02/01/19.............................  2,000  2,260,680
Washington State (GO) Series R
    5.000%, 07/01/23.............................  3,800  4,620,686
Washington State (GO) Series R-2012C
    4.000%, 07/01/21.............................  1,610  1,831,294

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
WASHINGTON -- (Continued)
Washington State (GO) Series R-2015
    5.000%, 07/01/18............................. $1,000 $ 1,110,520
Washington State (GO) Series R-2015-C
    5.000%, 07/01/20.............................  2,000   2,340,320
Washington State (GO) Series R-2015E
    5.000%, 07/01/21.............................  5,000   5,957,800
                                                         -----------
TOTAL WASHINGTON.................................         81,089,899
                                                         -----------

WEST VIRGINIA -- (0.6%)
Jefferson County Board of Education (GO) (WV BD
 COMM)
    4.000%, 05/01/20.............................    130     143,827
West Virginia State (GO) Series A
    5.000%, 06/01/19.............................  5,025   5,744,379
                                                         -----------
TOTAL WEST VIRGINIA..............................          5,888,206
                                                         -----------

WISCONSIN -- (2.4%)
City of Milwaukee (GO) Series N1
    5.000%, 02/01/19.............................  6,220   7,017,964
City of Oshkosh (GO) Series B
    3.000%, 12/01/23.............................    445     474,601
Milwaukee County (GO) Series A
    5.000%, 10/01/16.............................    520     541,908

                                                     Face
                                                    Amount      Value+
                                                    ------      ------
                                                    (000)
WISCONSIN -- (Continued)
Oregon School District (GO)
    3.000%, 03/01/21............................. $      430 $    463,114
State of Wisconsin (GO) Series 1 (AMBAC)
    5.000%, 05/01/19.............................      2,150    2,452,333
State of Wisconsin (GO) Series C
    5.000%, 05/01/20.............................      3,295    3,855,084
Sun Prairie Area School District (GO)
    4.000%, 03/01/20.............................        570      622,440
Swallow School District (GO)
    2.000%, 04/01/16.............................        390      392,800
Wisconsin State (GO) Series 2
    5.000%, 11/01/20.............................      4,600    5,437,108
                                                             ------------
TOTAL WISCONSIN..................................              21,257,352
                                                             ------------
TOTAL MUNICIPAL BONDS............................             893,569,071
                                                             ------------
TOTAL INVESTMENT SECURITIES......................             893,569,071
                                                             ------------

                                                    Shares
                                                    ------        -
TEMPORARY CASH INVESTMENTS -- (1.0%)
JPMorgan Tax Free Money Market Fund, 0.050%......  8,957,183    8,957,183
                                                             ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $885,874,970)............................             $902,526,254
                                                             ============

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                    --------------------------------------------
                                     Level 1     Level 2    Level 3    Total
                                    ---------- ------------ ------- ------------
Municipal Bonds....................         -- $893,569,071   --    $893,569,071
Temporary Cash Investments......... $8,957,183           --   --       8,957,183
                                    ---------- ------------   --    ------------
TOTAL.............................. $8,957,183 $893,569,071   --    $902,526,254
                                    ========== ============   ==    ============

                See accompanying Notes to Financial Statements.

              DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                           Face
                                                          Amount    Value+
                                                          ------    ------
                                                          (000)
MUNICIPAL BONDS -- (99.5%)
CALIFORNIA -- (99.5%)
Alameda County Transportation Authority (RB)
            3.000%, 03/01/17............................. $ 4,500 $ 4,655,655
            5.000%, 03/01/20.............................   4,500   5,262,075
Anaheim Union High School District (GO)
            5.000%, 08/01/17.............................   1,650   1,778,584
            5.000%, 08/01/19.............................     400     459,404
Azusa Unified School District
            4.000%, 08/01/16.............................   1,655   1,700,827
Bay Area Toll Authority (RB)
            4.000%, 04/01/18.............................   4,430   4,789,583
            5.000%, 04/01/19.............................     775     883,097
            4.000%, 04/01/21.............................     500     570,280
(currency)  5.000%, 04/01/34 (Pre-refunded
            @ $100, 4/1/18)..............................   7,920   8,737,898
(currency)  5.125%, 04/01/39 (Pre-refunded
            @ $100, 4/1/19)..............................   8,125   9,280,537
Berkeley Unified School District (GO) Series A
            4.000%, 08/01/19.............................     500     553,975
Berkeley Unified School District (GO) Series D
            5.000%, 08/01/23.............................     295     360,776
Berryessa Union School District (GO) (AMBAC)
            5.375%, 08/01/18.............................     380     427,048
California Educational Facilities Authority (RB)
            5.000%, 10/01/16.............................     700     728,637
California Educational Facilities Authority (RB) Series A
            4.000%, 11/01/19.............................     850     935,502
California Health Facilities Financing Authority (RB)
(currency)  6.500%, 10/01/38 (Pre-refunded
            @ $100, 10/1/18).............................  13,705  15,976,330
California Health Facilities Financing Authority (RB)
 Series C
(currency)  6.500%, 10/01/33 (Pre-refunded
            @ $100, 10/1/18).............................   9,650  11,249,294
California State (GO)
            3.000%, 11/01/15.............................     500     500,000
            5.000%, 12/01/15.............................     700     702,625
            5.000%, 02/01/16.............................   1,275   1,290,096
            5.000%, 03/01/16.............................   1,245   1,264,733
            1.000%, 05/01/16.............................   4,495   4,513,340

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
CALIFORNIA -- (Continued)
    3.000%, 09/01/16............................. $ 1,500 $ 1,534,230
    5.000%, 09/01/16.............................   2,350   2,442,331
    4.000%, 10/01/16.............................   1,175   1,215,056
    5.000%, 10/01/16.............................   1,025   1,069,239
    5.000%, 10/01/16.............................   2,795   2,915,632
    5.000%, 10/01/16.............................   5,190   5,414,000
    5.000%, 11/01/16.............................   3,410   3,569,281
    4.000%, 09/01/17.............................     425     451,745
    5.000%, 09/01/17.............................   3,600   3,891,852
    5.000%, 11/01/17.............................     800     870,088
    5.000%, 02/01/18.............................   5,220   5,722,007
    5.500%, 04/01/18.............................  10,945  12,197,436
    5.000%, 08/01/18.............................   5,000   5,571,200
    5.000%, 08/01/18.............................   1,000   1,114,240
    5.000%, 09/01/18.............................     250     279,270
    5.000%, 09/01/18.............................   4,500   5,026,860
    5.000%, 02/01/19.............................   5,840   6,611,230
    5.000%, 04/01/19.............................   4,750   5,403,932
    5.500%, 04/01/19.............................  10,495  12,115,638
    5.000%, 10/01/19.............................   1,500   1,728,780
    5.000%, 10/01/19.............................   5,000   5,762,600
    5.000%, 10/01/19.............................   5,340   6,154,457
    5.000%, 11/01/19.............................   2,955   3,413,882
    5.000%, 02/01/20.............................  12,870  14,961,761
    5.000%, 04/01/20.............................   3,705   4,323,327
    5.000%, 04/01/20.............................     325     379,239
    5.000%, 08/01/20.............................   2,415   2,836,731
    5.000%, 09/01/20.............................     700     823,606
    5.000%, 10/01/20.............................   1,610   1,897,385
    5.000%, 10/01/20.............................   1,580   1,862,030
    5.000%, 10/01/20.............................   3,410   4,018,685
    5.000%, 11/01/20.............................   8,000   9,447,360
    5.000%, 02/01/21.............................     650     768,573
    5.000%, 09/01/21.............................   6,200   7,405,900
    5.000%, 03/01/22.............................   1,075   1,290,430
    5.000%, 04/01/22.............................   1,800   2,164,032
    5.250%, 10/01/22.............................     500     613,765
California State (GO) (AMBAC)
    6.000%, 04/01/16.............................   1,265   1,295,196
    6.000%, 02/01/17.............................   1,000   1,069,670
California State (GO) Series A
    5.000%, 07/01/19.............................   6,955   7,986,983
California State Department of Water Resources
 (RB) Series AR
    5.000%, 12/01/15.............................   5,045   5,064,928
California State Department of Water Resources
 (RB) Series AS
    5.000%, 12/01/22.............................   3,390   4,150,445
California State Department of Water Resources
 Power Supply Revenue (RB) Series L
    5.000%, 05/01/16.............................   1,385   1,417,935

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
CALIFORNIA -- (Continued)
    5.000%, 05/01/17............................. $ 3,905 $ 4,170,071
    5.000%, 05/01/18.............................   2,680   2,966,974
    5.000%, 05/01/20.............................   2,150   2,519,585
California State Department of Water Resources
 Power Supply Revenue (RB) Series M
    4.000%, 05/01/16.............................   2,650   2,699,979
    5.000%, 05/01/16.............................     600     614,268
    5.000%, 05/01/18.............................     500     553,540
    4.000%, 05/01/19.............................   1,515   1,678,832
California State Department of Water Resources
 Power Supply Revenue (RB) Series O
    5.000%, 05/01/21.............................  11,505  13,754,112
California State Public Works Board (RB) Series
 B (NATL-RE FGIC)
    5.000%, 06/01/17.............................   1,275   1,365,729
California State University (RB) Series A
    5.000%, 11/01/15.............................   6,250   6,250,000
    1.500%, 11/01/16.............................   2,840   2,876,267
    5.000%, 11/01/16.............................   2,725   2,854,247
    5.000%, 11/01/17.............................   1,700   1,850,348
    5.000%, 11/01/18.............................     150     168,825
    5.000%, 11/01/19.............................   3,660   4,242,379
    5.000%, 11/01/19.............................   1,000   1,159,120
Central Marin Sanitation Agency (RB)
    3.000%, 09/01/19.............................   1,160   1,252,742
Chabot-Las Positas Community College District
 (GO)
    4.000%, 08/01/22.............................   3,050   3,484,533
Chino Valley Unified School District (GO) Series
 A
    4.000%, 08/01/17.............................     500     530,305
Chula Vista Elementary School District (GO)
    4.000%, 08/01/17.............................     500     529,855
City & County of San Francisco (GO)
    4.000%, 06/15/16.............................   3,685   3,771,340
    4.000%, 06/15/16.............................   1,145   1,171,827
    5.000%, 06/15/16.............................     515     530,223
    5.000%, 06/15/16.............................     705     725,840
City & County of San Francisco (GO) Series A
    5.000%, 06/15/17.............................   1,000   1,072,910
    4.000%, 06/15/18.............................     620     674,076
    5.000%, 06/15/20.............................     750     881,228
City & County of San Francisco (GO) Series R1
    5.000%, 06/15/16.............................   5,465   5,626,545
    5.000%, 06/15/20.............................     865   1,016,349
    5.000%, 06/15/21.............................     250     299,770

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
CALIFORNIA -- (Continued)
City and County of San Francisco (GO)
    5.000%, 06/15/21............................. $2,200 $ 2,635,336
City and County of San Francisco (GO) Series A
    4.750%, 06/15/19.............................    650     739,525
City of Long Beach Harbor Revenue (RB) Series B
    5.000%, 05/15/19.............................    815     931,781
City of Long Beach Harbor Revenue (RB) Series C
    5.000%, 11/15/18.............................  4,260   4,795,993
City of Los Angeles (GO) Series A
    3.250%, 09/01/16.............................    500     512,480
    5.000%, 09/01/20.............................  9,000  10,644,840
City of Los Angeles (GO) Series B
    5.000%, 09/01/16.............................  8,800   9,145,752
    5.000%, 09/01/18.............................  7,000   7,848,820
City of Los Angeles CA Solid Waste Resources
 Revenue
    5.000%, 02/01/17.............................  3,425   3,621,698
City of Los Angeles Wastewater System Revenue
 (RB) Series 2013-B
    5.000%, 06/01/21.............................  1,400   1,676,024
City of Los Angeles Wastewater System Revenue
 (RB) Series A
    5.000%, 06/01/16.............................  1,250   1,284,613
City of Sacramento Unified School District (GO)
    5.000%, 07/01/24.............................  1,375   1,669,717
City of San Francisco Public Utilities
 Commission Wastewater Revenue (RB) Series A
    5.000%, 10/01/18.............................    800     899,352
City of San Francisco Public Utilities
 Commission Water Revenue (RB)
    5.000%, 11/01/15.............................  1,150   1,150,000
    4.000%, 11/01/22.............................  3,000   3,472,320
    5.000%, 11/01/23.............................  1,835   2,264,115
City of San Francisco Public Utilities
 Commission Water Revenue (RB) (ETM)
    5.000%, 11/01/15.............................    425     425,000
City of Saratoga (GO)
    3.000%, 08/01/16.............................    450     459,297
City of Tulare Sewer Revenue (RB) (AGM)
    3.000%, 11/15/19.............................    200     213,228
Colton Joint Unified School District (GO)
    5.000%, 08/01/16.............................  1,000   1,034,330
Colton Joint Unified School District (GO) (AGM)
    4.000%, 08/01/20.............................  1,000   1,123,260

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           Face
                                                          Amount    Value+
                                                          ------    ------
                                                          (000)
CALIFORNIA -- (Continued)
Conejo Valley Unified School District (GO)
            4.000%, 08/01/18............................. $   700 $   759,024
Contra Costa Community College District (GO) Series A
            2.000%, 08/01/16.............................   6,950   7,042,157
Contra Costa Water District (RB) Series Q
            5.000%, 10/01/18.............................     705     792,117
            5.000%, 10/01/19.............................   1,345   1,555,735
Davis Joint Unified School District Community Facilities
 District (ST) (AGM)
            3.000%, 08/15/16.............................     955     975,618
Desert Community College District (GO)
            5.000%, 08/01/21.............................     665     794,994
Desert Sands Unified School District (GO)
            4.000%, 08/01/18.............................   1,375   1,498,778
Dublin Unified School District (GO)
            5.000%, 02/01/19.............................  11,775  13,293,622
East Bay Municipal Utility District Wastewater System
 Revenue (RB) Series A (AMBAC)
(currency)  5.000%, 06/01/33 (Pre-refunded
            @ $100, 6/1/17)..............................   2,520   2,699,323
East Bay Municipal Utility District Water System Revenue
 (RB) Series A (NATL)
(currency)  5.000%, 06/01/32 (Pre-refunded
            @ $100, 6/1/17)..............................   4,000   4,284,640
East Bay Regional Park District (GO) Series A
            4.000%, 09/01/21.............................     210     240,309
East Side Union High School District (GO)
            2.000%, 08/01/18.............................   1,215   1,254,451
            2.000%, 08/01/20.............................   1,055   1,090,817
El Rancho Unified School District (GO) (AGM)
            4.000%, 08/01/20.............................     780     865,137
Fairfield-Suisun Sewer District (RB) (ASSURED GTY)
            4.000%, 05/01/16.............................   1,625   1,655,648
Fairfield-Suisun Unified School District Financing Corp.
 (GO)
            2.500%, 08/01/16.............................     750     762,720
Folsom Cordova Unified School District School Facilities
 Improvement Dist No. 2 (GO)
            5.000%, 10/01/17.............................     845     916,453

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
CALIFORNIA -- (Continued)
Folsom Cordova Unified School District School
 Facilities Improvement District No. 4 (GO)
 Series A (NATL-RE)
    5.000%, 10/01/16............................. $   550 $   573,018
Folsom Cordova Unified School District School
 Facilities Impt Dist No. 1 (GO)
    4.000%, 10/01/16.............................     985   1,017,298
Fontana Unified School District (GO)
    5.000%, 08/01/16.............................     955     988,883
    5.000%, 08/01/18.............................   3,140   3,510,551
    5.000%, 08/01/19.............................   1,285   1,480,449
    4.000%, 08/01/20.............................   3,620   4,105,478
Foothill-De Anza Community College District (GO)
    4.000%, 08/01/19.............................     550     612,161
Fremont Unified School District/ Alameda County
 (GO)
    5.000%, 08/01/18.............................     750     835,245
Fremont Union High School District (GO)
    5.000%, 08/01/20.............................   1,000   1,179,690
Fresno Unified School District (GO) Series A
    4.000%, 08/01/16.............................   1,695   1,742,579
Fresno Unified School District (GO) Series A
 (AGM)
    4.000%, 08/01/17.............................   1,820   1,930,310
Gilroy Unified School District (GO) (AGM)
    4.000%, 08/01/23.............................   1,900   2,178,578
Glendora Unified School District (GO)
    4.000%, 08/01/18.............................     890     970,118
Grossmont Union High School District (GO)
    4.000%, 08/01/20.............................   2,420   2,728,986
Huntington Beach Public Financing Authority (RB)
    3.000%, 09/01/16.............................     950     971,755
Kern County (GO)
    7.000%, 06/30/16.............................  28,000  29,268,120
Livermore Valley Joint Unified School District
 (GO)
    5.000%, 08/01/20.............................     800     938,896
Long Beach Unified School District (GO) Series D
    3.000%, 08/01/16.............................   2,150   2,194,419
Los Altos Elementary School District (GO)
    5.000%, 08/01/19.............................     975   1,121,357
    4.000%, 08/01/21.............................   1,550   1,771,557

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount    Value+
                                                    ------    ------
                                                    (000)
CALIFORNIA -- (Continued)
Los Angeles Community College District (GO)
     5.000%, 08/01/21.............................. $ 2,890 $ 3,467,306
Los Angeles Community College District (GO)
 Series A
     5.000%, 08/01/20..............................  10,000  11,771,500
     5.000%, 08/01/21..............................   1,875   2,249,550
Los Angeles Community College District (GO)
 Series C
     5.000%, 08/01/20..............................   1,025   1,206,579
Los Angeles Community College District (GO)
 Series G
     5.000%, 08/01/23..............................   3,350   4,118,624
Los Angeles Convention & Exhibit Center
 Authority (RB) Series A
     5.000%, 08/15/17..............................   1,125   1,210,444
Los Angeles County Capital Asset Leasing Corp.
 (RB) Series A
     3.000%, 06/01/16..............................   3,870   3,930,643
Los Angeles County Metropolitan Transportation
 Authority (RB)
     5.000%, 07/01/18..............................   4,650   5,180,890
     5.000%, 07/01/19..............................   4,000   4,595,080
     5.000%, 07/01/20..............................   3,085   3,632,927
Los Angeles County Metropolitan Transportation
 Authority (RB) Series C
     5.000%, 07/01/21..............................   1,400   1,681,680
Los Angeles County Sanitation Districts
 Financing Authority (RB) Series A (MUN GOVT GTD)
     5.000%, 10/01/16..............................   2,005   2,091,736
Los Angeles Department of Water (RB) Series A
     5.000%, 07/01/16..............................   1,290   1,330,803
     5.000%, 07/01/16..............................   1,730   1,784,253
Los Angeles Department of Water (RB) Series B
     5.000%, 07/01/19..............................   1,000   1,148,380
Los Angeles Department of Water & Power (RB)
 Series A
     4.000%, 07/01/17..............................     840     887,771
     5.000%, 07/01/18..............................   2,375   2,643,494
     5.000%, 07/01/18..............................     125     139,131
     5.000%, 07/01/19..............................   2,990   3,431,324
     5.000%, 07/01/21..............................   2,000   2,397,560
Los Angeles Municipal Improvement Corp. (RB)
 Series A
     4.000%, 11/01/16..............................   1,795   1,857,610
     5.000%, 03/01/17..............................   4,300   4,550,475
Los Angeles Municipal Improvement Corp. (RB)
 Series A (NATL-RE FGIC)
     4.000%, 01/01/16..............................     400     402,416

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
CALIFORNIA -- (Continued)
Los Angeles Municipal Improvement Corp. (RB)
 Series C
     3.000%, 03/01/16.............................. $  750 $  756,668
Los Angeles Unified School District (GO) Series A
     4.000%, 07/01/17..............................  5,500  5,819,385
     5.000%, 07/01/18..............................  1,000  1,113,050
Los Angeles Unified School District (GO) Series
 A-1
     4.000%, 07/01/16..............................  1,800  1,845,090
     5.000%, 07/01/18..............................    500    556,525
Los Angeles Unified School District (GO) Series
 A-1 (FGIC)
     5.500%, 07/01/18..............................  2,745  3,091,392
Los Angeles Unified School District (GO) Series
 A-2
     5.000%, 07/01/21..............................  2,200  2,634,654
Los Angeles Unified School District (GO) Series B
     5.000%, 07/01/17..............................  3,735  4,013,482
     5.000%, 07/01/22..............................  1,350  1,639,724
Los Angeles Unified School District (GO) Series C
     2.000%, 07/01/17..............................  2,800  2,870,196
     5.000%, 07/01/20..............................    500    587,560
     5.000%, 07/01/23..............................  2,000  2,451,080
Los Angeles Unified School District (GO) Series
 G (AMBAC)
     5.000%, 07/01/16..............................    930    959,416
Los Angeles Unified School District (GO) Series
 KRY
     5.000%, 07/01/19..............................  3,390  3,887,720
Manhattan Beach Unified School District (GO)
 Series F
     4.000%, 09/01/21..............................    500    571,865
Metropolitan Water District of Southern
 California (RB) Series C
     5.000%, 07/01/17..............................  1,220  1,310,963
Mount Diablo Unified School District (GO)
     5.000%, 02/01/19..............................    500    563,290
New Haven Unified School District (GO) (AGM)
     12.000%, 08/01/16.............................  2,480  2,696,554
     12.000%, 08/01/17.............................  2,965  3,555,509
     4.000%, 08/01/19..............................  1,430  1,587,700
New Haven Unified School District (GO) Series B
 (BAM)
     5.000%, 08/01/21..............................  3,100  3,685,311
Newark Unified School District (GO) Series B
     2.000%, 08/01/16..............................    560    567,213
Newhall School District (GO)
     --%, 08/01/18.................................  6,995  6,821,174

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           Face
                                                          Amount   Value+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
Northern California Power Agency (RB) Series A
            5.000%, 07/01/17............................. $1,000 $1,073,350
Oakland-Alameda County Coliseum Authority (RB) Series A
            5.000%, 02/01/17.............................  3,700  3,912,491
Oceanside Unified School District (GO) Series A (ASSURED
 GTY)
            3.000%, 08/01/16.............................    350    357,231
Orange County Public Financing Authority (RB) (NATL-RE)
            5.000%, 07/01/16.............................  3,140  3,239,318
Orange County Sanitation District
(currency)  5.000%, 02/01/25.............................  1,200  1,269,684
Orange County Sanitation District (CP) Series B
            3.000%, 08/01/16.............................  5,000  5,104,050
Orange County Sanitation District (RB) Series A
            5.000%, 02/01/24.............................  5,295  6,582,691
Palm Springs Financing Authority (RB) Series A
            3.000%, 11/01/15.............................    625    625,000
Palomar Community College District (GO)
            5.000%, 05/01/23.............................    715    873,558
Pasadena Area Community College District (GO) Series D
            5.000%, 08/01/17.............................    250    269,483
Pasadena Unified School District (GO)
            5.000%, 05/01/20.............................    550    642,703
Pasadena Unified School District (GO) (AGM)
(currency)  5.000%, 11/01/18 (Pre-refunded
            @ $102, 11/1/15).............................  1,000  1,020,000
Peralta Community College District (GO)
            5.000%, 08/01/17.............................  1,000  1,077,930
            5.000%, 08/01/18.............................  1,000  1,113,370
            5.000%, 08/01/19.............................  2,220  2,544,409
Peralta Community College District (GO) Series B
            5.000%, 08/01/22.............................  1,845  2,231,214
Pleasanton Unified School District (GO) (AGM)
            5.250%, 08/01/16.............................    500    517,900
Poway Unified School District (GO)
            3.250%, 08/01/18.............................  1,350  1,440,639
Rancho Santiago Community College District (GO)
            3.000%, 09/01/16.............................    430    439,847

                                                           Face
                                                          Amount   Value+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
Rancho Santiago Community College District (GO) (AGM)
            5.250%, 09/01/16............................. $  300 $  312,429
Riverside County Transportation Commission (RB) Series A
            5.000%, 06/01/18.............................    500    554,905
Sacramento County Sanitation Districts Financing
 Authority (RB) (NATL)
(currency)  5.000%, 12/01/36 (Pre-refunded
            @ $100, 6/1/16)..............................  9,485  9,746,501
Sacramento Municipal Utility District (RB) Series C
            5.000%, 08/15/16.............................  6,610  6,863,163
Sacramento Municipal Utility District (RB) Series U (AGM)
            5.000%, 08/15/17.............................    620    669,389
Sacramento Municipal Utility District (RB) Series X
            5.000%, 08/15/16.............................  3,500  3,631,810
            5.000%, 08/15/21.............................    750    900,795
San Diego County Regional Transportation Commission (RB)
 Series A
            4.000%, 04/01/18.............................    425    459,285
            5.000%, 04/01/18.............................  1,285  1,419,321
San Diego County Water Authority
            5.250%, 05/01/16.............................  7,880  8,079,443
San Diego County Water Authority Financing Corp. (RB)
            5.000%, 05/01/21.............................    550    658,812
San Diego Public Facilities Financing Authority (RB)
 Series B
            5.000%, 05/15/16.............................  1,550  1,589,773
San Diego Public Facilities Financing Authority Sewer
 Revenue (RB) Series A
            5.000%, 05/15/18.............................    350    388,339
San Diego Public Facilities Financing Authority Sewer
 Revenue (RB) Series B
            5.000%, 05/15/18.............................  3,650  4,049,821
San Diego Public Facilities Financing Authority Water
 Revenue (RB) Series A
            5.000%, 08/01/16.............................  6,200  6,419,976
            5.000%, 08/01/18.............................  1,260  1,407,218
San Diego Unified School District (GO) Series R-3
            5.000%, 07/01/23.............................  2,000  2,449,480
San Francisco Community College District (GO) Series A
 (AGM)
            5.000%, 06/15/16.............................  2,495  2,568,752

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount    Value+
                                                    ------    ------
                                                    (000)
CALIFORNIA -- (Continued)
San Francisco Community College District (GO)
 Series C
     4.000%, 06/15/16.............................. $   845 $   864,798
     4.000%, 06/15/18..............................     485     525,721
San Francisco Unified School District (GO)
     5.000%, 06/15/16..............................     745     767,022
San Francisco Unified School District (GO)
 Series B
     5.000%, 06/15/16..............................  10,700  11,016,292
San Francisco Unified School District (GO)
 Series E
     5.000%, 06/15/18..............................   1,500   1,667,595
San Jose Evergreen Community College District
 (GO)
     5.000%, 09/01/21..............................     250     301,258
San Juan Unified School District
     1.000%, 08/01/16..............................   3,405   3,424,919
San Juan Unified School District (GO) Series B
     3.000%, 08/01/16..............................     700     714,462
San Leandro Unified School District (GO) Series B
     4.000%, 08/01/21..............................     265     299,132
San Mateo County Community College District
     4.000%, 09/01/21..............................   1,310   1,503,815
San Mateo County Community College District (GO)
     4.000%, 09/01/18..............................     775     846,409
San Ramon Valley Unified School District (GO)
     4.000%, 08/01/21..............................   4,225   4,838,977
Santa Clara County (GO) Series B
     5.000%, 08/01/18..............................   5,000   5,581,300
Santa Clara County Financing Authority (RB)
 Series A
     5.000%, 02/01/19..............................   3,610   4,062,008
Santa Clara Unified School District (GO)
     5.000%, 07/01/17..............................  10,480  11,257,826
Santa Clara Valley Transportation Authority (RB)
 Series B
     5.000%, 04/01/18..............................   8,215   9,088,337
Santa Margarita-Dana Point Authority (RB) Series
 B (GO OF DIST)
     4.000%, 08/01/17..............................   1,000   1,060,250
Santa Monica Community College District (GO)
 Series A
     5.000%, 08/01/19..............................     315     362,663
Saugus Union School District School Facilities
 Improvement District No. 2014-1 (GO) Series A
     5.000%, 08/01/17..............................   1,580   1,703,129

                                                           Face
                                                          Amount    Value+
                                                          ------    ------
                                                          (000)
CALIFORNIA -- (Continued)
Sequoia Union High School District (GO) Series B (AGM)
(currency)  5.500%, 07/01/35 (Pre-refunded
            @ $100, 7/1/16).............................. $ 9,030 $ 9,344,695
Sonoma County (RB)
            5.000%, 09/01/19.............................   6,035   6,968,132
South San Francisco Unified School District (GO) Series G
            3.500%, 07/01/18.............................  27,075  28,934,511
Southern California Public Power Authority (RB)
            5.000%, 07/01/18.............................   1,135   1,262,347
            5.000%, 07/01/18.............................   1,475   1,640,495
            5.000%, 07/01/20.............................   1,175   1,381,354
Southwestern Community College District (GO)
            5.000%, 08/01/19.............................   2,230   2,557,632
Southwestern Community College District (GO) Series A
            5.500%, 08/01/17.............................     275     298,812
Sweetwater Union High School District (GO)
            5.000%, 01/01/18.............................   1,750   1,900,255
Tamalpais Union High School District
            4.000%, 02/01/17.............................     500     522,525
Union Elementary School District (GO) Series A
            3.000%, 09/01/18.............................   1,130   1,200,930
Union Elementary School District (GO) Series B
            2.000%, 09/01/16.............................   2,150   2,181,519
University of California (RB) Series Q
(currency)  5.250%, 05/15/23 (Pre-refunded
            @ $101, 5/15/17).............................   1,000   1,083,710
Upland Unified School District (GO)
            1.000%, 08/01/16.............................     900     905,265
West Contra Costa Unified School District (GO) (AGM)
            5.000%, 08/01/17.............................   1,585   1,708,519
            5.000%, 08/01/18.............................   1,415   1,572,971
            5.000%, 08/01/20.............................     820     959,474
            5.000%, 08/01/21.............................   2,350   2,795,113
West Contra Costa Unified School District (GO) (ASSURED
 GTY)
            5.000%, 08/01/17.............................     550     592,862
West Contra Costa Unified School District (GO) Series B
            6.000%, 08/01/21.............................   1,000   1,244,160
Westlands Water District (RB) Series A (AGM)
            4.000%, 09/01/20.............................   1,045   1,172,877

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount      Value+
                                                    ------      ------
                                                    (000)
CALIFORNIA -- (Continued)
Yolo County Washington Unified School District
 (GO)
    4.000%, 08/01/20............................. $    1,000 $  1,116,910
Yosemite Community College District (GO)
    1.000%, 08/01/17.............................      1,850    1,866,021
                                                             ------------
TOTAL MUNICIPAL BONDS.......................................  812,210,333
                                                             ------------


                                                    Shares
                                                    ------

TEMPORARY CASH INVESTMENTS -- (0.5%)
    JPMorgan Tax Free Money Market Fund, 0.050%..  4,065,842    4,065,842
                                                             ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $809,539,081)............................             $816,276,175
                                                             ============

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investments in Securities (Market Value)
                                --------------------------------------------
                                 Level 1     Level 2    Level 3    Total
                                ---------- ------------ ------- ------------
    Municipal Bonds............         -- $812,210,333   --    $812,210,333
    Temporary Cash Investments. $4,065,842           --   --       4,065,842
                                ---------- ------------   --    ------------
    TOTAL...................... $4,065,842 $812,210,333   --    $816,276,175
                                ========== ============   ==    ============

                See accompanying Notes to Financial Statements.

           DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                           Face
                                                          Amount   Value+
                                                          ------   ------
                                                          (000)
MUNICIPAL BONDS -- (98.7%)
CALIFORNIA -- (98.7%)
Albany Unified School District (GO)
            4.000%, 08/01/21............................. $  240 $  272,885
Alhambra Unified School District (GO) Series A (ASSURED
 GTY)
            5.250%, 08/01/18.............................    375    419,400
Alum Rock Union Elementary School District (GO) Series A
            5.000%, 09/01/21.............................    730    871,985
Amador County Unified School District (GO)
            4.000%, 08/01/19.............................    385    425,514
Anaheim Public Financing Authority (RB)
            5.000%, 08/01/17.............................    500    537,600
Anaheim Union High School District (GO)
            5.000%, 08/01/19.............................    855    981,976
Antelope Valley Community College District (GO) Series A
            5.000%, 08/01/24.............................    850  1,047,421
Antelope Valley Union High School District (GO)
            4.000%, 08/01/21.............................    500    563,230
            5.000%, 08/01/22.............................  1,650  1,974,489
Azusa Unified School District (GO)
            5.000%, 07/01/21.............................    425    504,382
Baldwin Park Unified School District (GO) (AGM)
            5.000%, 08/01/17.............................    100    107,757
Bay Area Toll Authority (RB)
            4.000%, 04/01/18.............................    500    540,585
(currency)  5.000%, 04/01/34 (Pre-refunded
            @ $100, 4/1/18)..............................  1,600  1,765,232
(currency)  5.125%, 04/01/39 (Pre-refunded
            @ $100, 4/1/19)..............................  3,450  3,940,659
Berkeley Unified School District (GO) Series D
            5.000%, 08/01/23.............................    600    733,782
Berryessa Union School District (GO) (AMBAC)
            5.375%, 08/01/18.............................    200    224,762
Buena Park School District (GO) (AGM)
            2.500%, 08/01/21.............................     75     78,815
Butte-Glenn Community College District (GO)
            2.500%, 08/01/20.............................    550    581,031
California Educational Facilities Authority (RB)
            5.000%, 10/01/16.............................    500    520,455

                                                           Face
                                                          Amount   Value+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
California Health Facilities Financing Authority (RB)
 Series C
(currency)  6.500%, 10/01/33 (Pre-refunded
            @ $100, 10/1/18)............................. $1,000 $1,165,730
California State (GO)
            5.000%, 11/01/16.............................    150    157,007
            5.000%, 02/01/18.............................  2,350  2,575,999
            5.000%, 09/01/18.............................  1,325  1,480,131
            5.000%, 10/01/18.............................    250    279,970
            5.000%, 04/01/19.............................  2,000  2,275,340
            5.500%, 04/01/19.............................  2,755  3,180,427
            3.125%, 10/01/19.............................    100    108,085
            5.000%, 10/01/19.............................    500    576,260
            4.000%, 11/01/19.............................    135    150,696
            5.000%, 04/01/20.............................    900  1,050,201
            5.000%, 10/01/20.............................    540    636,390
            5.000%, 10/01/20.............................    375    441,938
            5.000%, 11/01/20.............................    750    885,690
            5.000%, 12/01/20.............................    500    591,920
            5.000%, 02/01/21.............................    700    827,694
            5.000%, 04/01/21.............................    475    563,492
            5.000%, 09/01/21.............................  3,705  4,425,622
            5.000%, 02/01/22.............................  2,195  2,632,244
            5.000%, 04/01/22.............................    500    601,120
            4.000%, 09/01/22.............................    525    601,398
            5.250%, 09/01/22.............................  2,135  2,616,784
            5.250%, 10/01/22.............................  2,380  2,921,521
            5.000%, 12/01/22.............................  1,245  1,510,372
            5.000%, 02/01/23.............................  1,150  1,396,169
            5.000%, 10/01/23.............................    100    122,333
            5.000%, 11/01/23.............................    875  1,071,604
California State (GO) Series A
            4.400%, 07/01/18.............................    410    450,110
            5.000%, 07/01/19.............................  1,400  1,607,732
California State (GO) Series B
            5.000%, 09/01/23.............................  2,285  2,792,156
California State Department of Water Resources (RB)
 Series AR
            5.000%, 12/01/22.............................  3,210  3,930,067
            5.000%, 12/01/23.............................    900  1,114,776
California State Department of Water Resources (RB)
 Series AS
            5.000%, 12/01/22.............................  1,500  1,836,480
California State Department of Water Resources Power
 Supply Revenue (RB) Series L
            5.000%, 05/01/17.............................    450    480,546
            5.000%, 05/01/18.............................  1,050  1,162,434
            5.000%, 05/01/20.............................  1,600  1,875,040

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
CALIFORNIA -- (Continued)
California State Department of Water Resources
 Power Supply Revenue (RB) Series M
    4.000%, 05/01/19............................. $  455 $  504,204
California State University (RB) Series A
    2.500%, 11/01/18.............................  1,500  1,577,520
    5.000%, 11/01/18.............................  2,500  2,813,750
    5.000%, 11/01/19.............................    450    521,604
California State University (RB) Series C (AGM)
    5.000%, 11/01/22.............................    100    122,331
Capistrano Unified School District School
 Facilities Improvement District No. 1 (GO)
    4.000%, 08/01/22.............................    170    192,831
Central Marin Sanitation Agency (RB)
    3.000%, 09/01/18.............................  1,180  1,257,491
    4.000%, 09/01/21.............................  1,425  1,637,553
Chabot-Las Positas Community College District
 (GO)
    5.000%, 08/01/22.............................    900  1,090,314
    4.000%, 08/01/23.............................  1,970  2,269,538
Chaffey Community College District (GO) Series E
    4.000%, 06/01/22.............................    335    385,438
Chino Hills Financing Authority (RB)
    4.000%, 06/01/18.............................    500    541,095
Chino Valley Unified School District (GO) Series
 A
    4.000%, 08/01/21.............................    200    226,934
Chula Vista Elementary School District (GO)
    5.000%, 08/01/22.............................  1,835  2,211,340
City & County of San Francisco (GO)
    4.000%, 06/15/20.............................    800    904,088
City & County of San Francisco (GO) Series A
    5.000%, 06/15/22.............................  2,200  2,679,974
City & County of San Francisco (GO) Series R1
    5.000%, 06/15/21.............................    470    563,568
City and County of San Francisco (GO)
    5.000%, 06/15/21.............................    230    275,512
City and County of San Francisco (GO) Series A
    4.750%, 06/15/19.............................    545    620,063
City and County of San Francisco (GO) Series F&C
    2.000%, 06/15/22.............................  1,580  1,617,509
City of Long Beach Harbor Revenue (RB) Series B
    5.000%, 05/15/19.............................    250    285,823

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
CALIFORNIA -- (Continued)
City of Long Beach Harbor Revenue (RB) Series C
    5.000%, 11/15/18............................. $  500 $  562,910
City of Los Angeles (GO) Series A
    4.000%, 09/01/18.............................    780    852,790
City of Los Angeles (GO) Series B
    5.000%, 09/01/19.............................    600    693,018
City of Riverside Water Revenue (RB) Series A
    5.000%, 10/01/18.............................    300    335,688
City of Sacramento Unified School District (GO)
    5.000%, 07/01/18.............................    300    331,650
    5.000%, 07/01/24.............................  1,800  2,185,812
City of San Francisco Public Utilities
 Commission Water Revenue (RB) Series A
    5.000%, 11/01/15.............................     40     40,000
    5.000%, 11/01/15.............................    135    135,000
City of San Francisco Public Utilities
 Commission Water Revenue (RB) Series B
    5.000%, 11/01/19.............................    420    486,650
Coachella Valley Unified School District (GO)
 (BAM)
    4.000%, 08/01/22.............................    825    935,245
Colton Joint Unified School District (GO)
    5.000%, 08/01/21.............................    900  1,071,018
Conejo Valley Unified School District (GO)
    2.000%, 08/01/18.............................  2,350  2,421,134
    4.000%, 08/01/18.............................    115    124,697
Contra Costa County Walnut Creek Elementary
 School District (GO)
    1.500%, 09/01/17.............................    500    508,705
Contra Costa Water District (RB) Series Q
    5.000%, 10/01/18.............................    220    247,185
Culver City School Facilities Financing
 Authority (RB) (AGM GO OF DIST)
    5.500%, 08/01/26.............................    855  1,101,813
Cupertino Union School District (GO) Series A
    4.000%, 08/01/17.............................    275    291,668
Cupertino Union School District (GO) Series B
    4.000%, 08/01/21.............................    400    458,844
Davis Joint Unified School District (GO)
    5.000%, 08/01/18.............................    420    467,128
Davis Joint Unified School District Community
 Facilities District (ST) (AGM)
    3.000%, 08/15/22.............................  1,000  1,050,760

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
CALIFORNIA -- (Continued)
Davis Joint Unified School District Community
 Facilities District No. 2 (ST) (AGM)
    3.000%, 08/15/19............................. $  500 $  528,025
Dublin Unified School District (GO)
    5.000%, 02/01/19.............................    425    479,812
    5.000%, 08/01/22.............................    875  1,057,551
    5.000%, 08/01/23.............................  1,665  2,030,884
East Side Union High School District (GO)
    4.000%, 08/01/21.............................    600    681,858
East Side Union High School District (GO) Series
 D
    3.000%, 08/01/19.............................    825    885,126
El Dorado Irrigation District & El Dorado Water
 Agency (CP) Series A (ASSURED GTY)
    4.000%, 08/01/16.............................    530    544,193
El Rancho Unified School District (GO) (AGM)
    4.000%, 08/01/21.............................  1,285  1,434,805
Enterprise Elementary School District (GO)
    4.000%, 09/01/19.............................    500    554,160
Escondido Union School District (GO) Series B
 (NATL-RE FGIC)
    5.000%, 08/01/16.............................    400    414,192
Fallbrook Union Elementary School District (GO)
 Series A
    5.000%, 08/01/20.............................    200    233,918
Folsom Cordova Unified School District School
 Facilities Improvement District No. 4 (GO)
 Series A (NATL-RE)
    5.000%, 10/01/16.............................    500    520,925
Fontana Unified School District (GO)
    5.000%, 08/01/19.............................    600    691,260
    4.000%, 08/01/21.............................  1,585  1,821,006
    4.000%, 08/01/22.............................    875  1,013,530
Fountain Valley Public Finance Authority (RB)
 Series A
    5.000%, 07/01/24.............................    250    307,340
Franklin-Mckinley School District (GO) (ASSURED
 GTY)
    5.000%, 08/01/17.............................    275    296,332
Fresno Unified School District (GO) Series A
 (AGM)
    4.500%, 08/01/20.............................    480    549,451
Gilroy Unified School District (GO) (AGM)
    4.000%, 08/01/24.............................  2,615  3,009,839
Gilroy Unified School District (GO) Series A
 (ASSURED GTY)
    5.000%, 08/01/18.............................    500    555,820

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
CALIFORNIA -- (Continued)
Grossmont Union High School District (GO) Series
 A
     5.000%, 08/01/18.............................. $  200 $  222,790
Hacienda La Puente Unified School District (GO)
 (NATL)
     5.000%, 08/01/23..............................    225    271,926
Huntington Beach Public Financing Authority (RB)
     4.000%, 09/01/18..............................    200    217,078
Jurupa Unified School District (GO) (AGM)
     4.000%, 08/01/18..............................    235    254,482
     5.000%, 08/01/20..............................    725    845,408
Liberty Union High School District (GO)
     5.000%, 08/01/20..............................    380    444,824
     4.000%, 08/01/21..............................    500    566,450
Lompoc Unified School District (GO) (ASSURED GTY)
     5.250%, 08/01/20..............................    540    635,861
Los Altos Elementary School District (GO)
     4.000%, 08/01/21..............................    250    285,735
Los Angeles Community College District (GO)
 Series C
     5.000%, 08/01/25..............................  1,240  1,555,270
     5.000%, 06/01/26..............................  2,500  3,151,825
Los Angeles Community College District (GO)
 Series G
     5.000%, 08/01/23..............................    650    799,136
Los Angeles Convention & Exhibit Center
 Authority (RB) Series A
     4.500%, 08/15/18..............................    300    330,198
Los Angeles County Metropolitan Transportation
 Authority (RB)
     5.000%, 07/01/17..............................    525    564,144
Los Angeles County Metropolitan Transportation
 Authority (RB) Series A
     5.000%, 07/01/17..............................    300    321,591
     5.000%, 07/01/18..............................    665    736,268
     5.000%, 07/01/21..............................    520    622,424
Los Angeles County Metropolitan Transportation
 Authority (RB) Series B
     5.000%, 07/01/20..............................    525    618,245
Los Angeles Department of Water (RB) Series B
     5.000%, 07/01/22..............................    435    529,278
Los Angeles Department of Water & Power (RB)
 Series A
     5.000%, 07/01/19..............................    925  1,061,530
     5.000%, 07/01/19..............................    370    424,612
     5.000%, 07/01/21..............................  1,650  1,977,987
Los Angeles Department of Water & Power (RB)
 Series D
     4.000%, 07/01/19..............................  1,000  1,111,690

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
CALIFORNIA -- (Continued)
Los Angeles Municipal Improvement Corp. (RB)
 Series A
     5.000%, 09/01/16.............................. $  200 $  207,534
Los Angeles Municipal Improvement Corp. (RB)
 Series C
     3.000%, 03/01/16..............................    250    252,223
Los Angeles Unified School District (GO) Series A
     3.000%, 07/01/19..............................    725    779,397
     5.000%, 07/01/20..............................    150    176,268
     2.000%, 07/01/22..............................    630    646,254
Los Angeles Unified School District (GO) Series
 A-2
     5.000%, 07/01/21..............................    315    377,235
Los Angeles Unified School District (GO) Series C
     5.000%, 07/01/23..............................  3,050  3,737,897
Los Angeles Unified School District (GO) Series D
     4.000%, 07/01/17..............................    200    211,614
Los Angeles Unified School District (GO) Series
 KRY
     5.000%, 07/01/18..............................    750    834,787
Los Rios Community College District (GO) Series B
     5.000%, 08/01/23..............................    510    625,362
Lynwood Unified School District (GO) (AGM)
     5.000%, 08/01/21..............................    450    530,626
     5.000%, 08/01/22..............................    485    580,041
Manhattan Beach Unified School District (GO)
 Series C
     3.500%, 09/01/21..............................  1,185  1,322,318
Manhattan Beach Unified School District (GO)
 Series E
     3.000%, 09/01/22..............................    560    607,471
Mendocino-Lake Community College District (GO)
 Series A (NATL-RE)
     5.000%, 08/01/17..............................    100    107,520
Merced Union High School District (GO) Series A
 (ASSURED GTY)
     4.000%, 08/01/18..............................    250    269,103
Montebello Unified School District (GO)
     5.000%, 08/01/20..............................    415    483,923
Moreno Valley Public Financing Authority (RB)
     5.000%, 11/01/20..............................  1,470  1,701,981
Morongo Unified School District (GO)
     3.000%, 08/01/22..............................    480    500,251
Mount Diablo Unified School District (GO)
     3.250%, 08/01/19..............................    500    539,485

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
CALIFORNIA -- (Continued)
New Haven Unified School District (GO) (ASSURED
 GTY)
    5.000%, 08/01/19............................. $  150 $  172,038
Oakland Joint Powers Financing Authority (RB)
 Series B (ASSURED GTY)
    4.500%, 08/01/18.............................    500    547,345
Oceanside Unified School District (GO)
    4.000%, 08/01/17.............................    300    318,183
Oxnard Union High School District (GO)
    4.000%, 08/01/21.............................    320    362,154
    4.000%, 08/01/22.............................    500    569,870
Peralta Community College District (GO)
    5.000%, 08/01/17.............................    100    107,702
Placentia-Yorba Linda Unified School District
 (GO) Series A
    5.000%, 08/01/18.............................    275    305,701
Plumas Unified School District (GO) (AGM)
    5.250%, 08/01/21.............................    800    931,376
Pomona Unified School District (GO) Series C
    4.000%, 08/01/16.............................    250    256,638
Porterville Unified School District Facilities
 Improvement District (GO) Series B (AGM)
    5.000%, 08/01/18.............................    450    498,555
    5.000%, 08/01/19.............................    325    369,411
Poway Unified School District (GO)
    5.000%, 08/01/19.............................    200    229,306
Rancho Santiago Community College District (GO)
 (AGM)
    5.250%, 09/01/20.............................    500    594,645
Redlands Financing Authority (RB) Series A
    5.000%, 09/01/22.............................  1,290  1,552,128
Roseville City School District (GO)
    5.000%, 08/01/17.............................    400    431,172
Sacramento Municipal Utility District (RB)
 Series U (AGM)
    5.000%, 08/15/17.............................    125    134,958
Saddleback Valley Unified School District (GO)
    5.000%, 08/01/22.............................    465    563,989
San Diego County Regional Transportation
 Commission (RB) Series A
    5.000%, 04/01/18.............................  1,365  1,507,683
San Diego County Water Authority Financing Corp.
 (RB)
    5.000%, 05/01/21.............................    310    371,330
San Diego County Water Authority Financing Corp.
 (RB) Series A
    4.000%, 05/01/17.............................    450    474,206

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
CALIFORNIA -- (Continued)
San Diego Public Facilities Financing Authority
 Water Revenue (RB) Series A
    5.000%, 08/01/16............................. $  400 $  414,192
San Diego Unified School District (GO) Series
 C-2 (AGM)
    5.500%, 07/01/21.............................    600    734,460
    5.500%, 07/01/25.............................  2,550  3,296,538
San Dieguito Union High School District (GO)
 Series A-2
    5.000%, 08/01/23.............................    490    602,029
San Francisco Municipal Transportation Agency
 (RB) Series A
    5.000%, 03/01/20.............................    860  1,004,050
San Jose Evergreen Community College District
 (GO)
    5.000%, 09/01/21.............................  1,750  2,108,802
San Juan Unified School District (GO)
    5.000%, 08/01/22.............................    800    974,296
San Juan Unified School District (GO) Series B
    3.000%, 08/01/16.............................    260    265,372
San Mateo County Community College District (GO)
    4.000%, 09/01/18.............................    700    764,498
San Ramon Valley Unified School District (GO)
    4.000%, 08/01/21.............................  1,500  1,717,980
Santa Ana Unified School District (GO) Series A
    5.000%, 08/01/18.............................    275    305,701
Santa Cruz City High School District (GO)
    4.000%, 08/01/22.............................    715    802,831
Santa Monica Community College District (GO)
 Series A
    5.000%, 08/01/22.............................    225    274,664
Santa Monica Public Financing Authority (RB)
 Series B
    4.000%, 12/01/19.............................    175    195,242
Saugus Union School District (GO) (NATL-RE FGIC)
    5.250%, 08/01/17.............................    500    541,130
Sequoia Union High School District (GO) Series A
    4.000%, 07/01/16.............................    360    369,018
South San Francisco Unified School District (GO)
 Series G
    3.500%, 07/01/18.............................  5,600  5,984,608
Southern California Public Power Authority (RB)
    5.000%, 07/01/18.............................    250    278,050
    5.000%, 07/01/18.............................    150    166,830
    4.000%, 07/01/19.............................    575    638,123
    5.000%, 07/01/19.............................    650    744,672

                                                     Face
                                                    Amount    Value+
                                                    ------    ------
                                                    (000)
CALIFORNIA -- (Continued)
Standard Elementary School District (GO) Series A
     4.000%, 08/01/24.............................. $  240 $    274,382
Stockton Unified School District (GO) (AGM)
     5.000%, 07/01/20..............................    150      172,803
Sweetwater Union High School District (GO)
     5.000%, 01/01/18..............................  1,200    1,303,032
Tahoe Forest Hospital District (GO)
     4.000%, 08/01/20..............................    295      331,795
Val Verde Unified School District (GO) Series B
 (AGM)
     3.000%, 08/01/17..............................    200      208,588
West Contra Costa Unified School District (GO)
 (AGM)
     5.000%, 08/01/17..............................    195      210,196
     5.000%, 08/01/18..............................  1,145    1,272,828
West Contra Costa Unified School District (GO)
 (ASSURED GTY)
     5.000%, 08/01/17..............................    175      188,638
West Contra Costa Unified School District (GO)
 Series B
     6.000%, 08/01/20..............................  1,065    1,294,976
West Covina Unified School District (GO) (AGM)
     5.000%, 08/01/21..............................    385      455,135
Western Riverside County Regional Wastewater
 Authority (RB) (ASSURED GTY)
     5.000%, 09/01/19..............................    250      275,055
Westside Union School District (GO) Series A
     4.000%, 08/01/23..............................    700      799,393
Wright Elementary School District (GO) Series A
     3.000%, 08/01/20..............................    165      178,014
Yolo County Washington Unified School District
 (GO)
     4.000%, 08/01/19..............................    450      497,529
Yosemite Union High School District (GO) (AGM)
     4.000%, 08/01/19..............................    395      432,608
Yuba Community College District (GO) Series B
     4.000%, 08/01/21..............................    355      402,389
Yuba Community College District (GO) Series C
     5.000%, 08/01/17..............................    240      258,703
                                                           ------------
TOTAL MUNICIPAL BONDS..............................         193,475,242
                                                           ------------
TOTAL INVESTMENT SECURITIES........................         193,475,242
                                                           ------------


DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                         Shares                 Value+
                                                                                      ------                  ------
TEMPORARY CASH INVESTMENTS -- (1.3%)
JPMorgan Tax Free Money Market Fund.................................... 2,508,451            $  2,508,451
                                                                                                        ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $191,316,823)..................................................                       $195,983,693
                                                                                                        ============

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investments in Securities (Market Value)
                                --------------------------------------------
                                Level 1      Level 2    Level 3    Total
                                ---------- ------------ ------- ------------
    Municipal Bonds............         -- $193,475,242   --    $193,475,242
    Temporary Cash Investments. $2,508,451           --   --       2,508,451
                                ---------- ------------   --    ------------
    TOTAL...................... $2,508,451 $193,475,242   --    $195,983,693
                                ========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                        DFA NY MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                           Face
                                                          Amount   Value+
                                                          ------   ------
                                                          (000)
MUNICIPAL BONDS -- (99.0%)
NEW YORK -- (99.0%)
Albany Industrial Development Agency (RB) Series E
(currency)  5.250%, 11/15/22............................. $  710 $  776,229
Ardsley Union Free School District (GO) (ST AID WITHHLDG)
            2.250%, 08/15/23.............................    290    298,300
Babylon Union Free School District
            2.000%, 06/15/17.............................    500    511,550
            2.000%, 06/15/20.............................    290    298,401
Brewster Central School District (GO) (ST AID WITHHLDG)
            2.000%, 10/01/19.............................    100    103,511
City of New York (GO) Series 1
            3.000%, 08/01/17.............................    350    364,469
City of New York (GO) Series A
            5.000%, 08/01/24.............................    330    401,056
            5.000%, 08/01/25.............................    220    269,416
City of New York (GO) Series B
            5.000%, 08/01/21.............................  1,000  1,186,390
City of New York (GO) Series F-1
            3.000%, 06/01/17.............................    175    181,715
City of New York (GO) Series I- SUBSER 1-I
            5.000%, 03/01/22.............................    265    315,300
City of New York Series A
            5.000%, 08/01/23.............................  1,200  1,446,468
County of Onondaga
            5.000%, 05/15/19.............................    115    131,038
East Islip Union Free School District
            4.000%, 07/01/19.............................    240    264,886
Haverstraw-Stony Point Central School District
            3.000%, 08/15/22.............................    200    214,194
            3.000%, 08/15/23.............................    360    382,604
Herricks Union Free School District
            4.000%, 06/15/21.............................    150    171,071
Lindenhurst Union Free School District (GO) (ST AID
 WITHHLDG)
            2.250%, 09/01/23.............................    195    198,512
Metropolitan Transportation Authority (RB) Series B-2
            5.000%, 11/01/16.............................    750    784,725
Middletown City School District
            5.000%, 09/15/24.............................    130    161,412
New Rochelle City School District
            4.000%, 06/01/18.............................    475    513,029
            4.000%, 06/01/20.............................    300    335,721
New York City Transitional Finance Authority Future Tax
 Secured Revenue (RB) Series F-1
(currency)  5.000%, 05/01/24.............................
            (Pre-refunded @ $100, 5/1/18)................    750    829,717

                                                           Face
                                                          Amount   Value+
                                                          ------   ------
                                                          (000)
NEW YORK -- (Continued)
New York City Water & Sewer System (RB) Series AA
(currency)  5.000%, 06/15/20............................. $  750 $  833,377
New York State (GO) Series A
            4.000%, 03/01/18.............................    100    107,741
New York State Series C
            5.000%, 04/15/22.............................    600    726,534
New York State Dormitory Authority (RB) Series A
            5.000%, 07/01/20.............................    395    461,822
            5.000%, 10/01/22.............................    475    579,871
            5.000%, 03/15/23.............................    650    791,836
New York State Dormitory Authority (RB) Series B
            5.000%, 02/15/20.............................  2,075  2,408,660
            5.000%, 02/15/22.............................  1,000  1,196,420
            5.000%, 02/15/24.............................    455    552,866
New York State Dormitory Authority (RB) Series B-GRP A
            5.000%, 02/15/25.............................    550    676,027
New York State Environmental Facilities Corp. (RB)
 Series A
            5.250%, 12/15/18.............................    225    255,580
New York State Thruway Authority (RB) Series A
            5.000%, 03/15/18.............................    400    440,448
North Tonawanda City School District
            4.000%, 09/15/21.............................    650    738,146
Oceanside Union Free School District
            2.500%, 07/01/23.............................    520    536,286
Pittsford Central School District Series B
            4.000%, 12/15/17.............................    100    107,043
Port Authority of New York & New Jersey (RB)
            5.000%, 12/01/17.............................    750    816,967
Riverhead Central School District
            3.000%, 03/15/22.............................    120    129,521
Sachem Central School District (GO)
            5.000%, 10/15/19.............................    200    229,796
Schenectady County (GO)
            5.000%, 06/15/25.............................    140    174,184
Sewanhaka Central High School District of Elmont
            3.000%, 07/15/23.............................    590    636,262
South Huntington Union Free School District
            4.000%, 09/01/17.............................    150    159,299
Spencerport Central School District
            2.000%, 06/15/21.............................    500    520,265
Taconic Hills Central School District at Craryville
            4.000%, 06/15/22.............................    250    283,645

DFA NY MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount  Value+
                                                  ------  ------
                                                  (000)
NEW YORK -- (Continued)
Town of Babylon (GO)
    3.000%, 07/01/25.............................   $375 $394,950
Town of Brookhaven (GO) Series A
    3.000%, 03/15/22.............................    650  697,911
Town of Cheektowaga (GO)
    5.000%, 07/15/23.............................    265  324,410
Town of Clarence
    2.000%, 08/01/18.............................    325  335,823
    2.250%, 08/01/24.............................    210  217,092
Town of LaGrange
    4.000%, 03/01/18.............................    270  290,380
    4.000%, 03/01/19.............................    280  307,980
    4.000%, 03/01/20.............................    220  248,230
Triborough Bridge & Tunnel Authority (RB) Series
 A
    5.000%, 11/15/18.............................    140  157,346
Triborough Bridge & Tunnel Authority (RB) Series
 B
    5.000%, 11/15/18.............................    315  354,029
    5.000%, 11/15/22.............................    190  230,122
Triborough Bridge & Tunnel Authority (RB) Series
 C
    4.000%, 11/15/18.............................    100  109,404
Tuckahoe Union Free School District
    5.000%, 07/15/19.............................    145  165,658
    5.000%, 07/15/21.............................    230  272,966

                                                    Face
                                                   Amount    Value+
                                                   ------    ------
                                                   (000)
NEW YORK -- (Continued)
Wantagh Union Free School District
    2.000%, 11/15/22............................. $    250 $   255,953
West Irondequoit Central School District
    4.500%, 06/15/18.............................      125     137,076
Yorktown Central School District
    2.000%, 07/01/21.............................      400     417,004
                                                           -----------
TOTAL MUNICIPAL BONDS............................           28,418,644
                                                           -----------
TOTAL INVESTMENT SECURITIES......................           28,418,644
                                                           -----------

                                                   Shares
                                                   ------
TEMPORARY CASH INVESTMENTS -- (1.0%)
    Federated New York Municipal Cash Trust,
     0.010%......................................  277,013     277,013
                                                           -----------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $28,353,412).............................           $28,695,657
                                                           ===========

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investments in Securities (Market Value)
                                  ----------------------------------------
                                  Level 1    Level 2   Level 3    Total
                                  -------- ----------- ------- -----------
      Municipal Bonds............       -- $28,418,644   --    $28,418,644
      Temporary Cash Investments. $277,013          --   --        277,013
                                  -------- -----------   --    -----------
      TOTAL...................... $277,013 $28,418,644   --    $28,695,657
                                  ======== ===========   ==    ===========


                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                                                                 DFA
                                                                             DFA Two-Year    Selectively   DFA Five-Year
                                                              DFA One-Year   Global Fixed   Hedged Global  Global Fixed
                                                              Fixed Income      Income      Fixed Income      Income
                                                               Portfolio*     Portfolio       Portfolio     Portfolio*
                                                             -------------- --------------  ------------- --------------
ASSETS:
Investments at Value (including $79,095, $284,498, $2,009
 and $383,157 of securities on loan, respectively).......... $    7,248,200 $    5,308,334  $    984,384  $   11,144,528
Temporary Cash Investments at Value & Cost..................         77,726             --            --              --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................         69,729        290,638         2,055         377,693
Foreign Currencies at Value.................................             --              2            --             117
Cash........................................................             31         25,079        28,508          87,872
Receivables:
  Investment Securities Sold................................         12,372         53,720         6,315          74,383
  Interest..................................................         20,176         17,713         6,708          59,424
  Securities Lending Income.................................             14             26            11             139
  Fund Shares Sold..........................................          7,449          3,966           234           7,327
Unrealized Gain on Forward Currency Contracts...............             --            207           919           1,001
Prepaid Expenses and Other Assets...........................             71             53             7             100
                                                             -------------- --------------  ------------  --------------
     Total Assets...........................................      7,435,768      5,699,738     1,029,141      11,752,584
                                                             -------------- --------------  ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................         69,729        290,638         2,055         377,693
  Investment Securities Purchased...........................         53,296         43,139        26,348         124,973
  Fund Shares Redeemed......................................          5,213          3,215         1,100           6,571
  Due to Advisor............................................            932            683           127           2,380
Unrealized Loss on Forward Currency Contracts...............             --          1,404         3,541           2,161
Unrealized Loss on Foreign Currency Contracts...............             --             --            --             154
Accrued Expenses and Other Liabilities......................            590            486            56             687
                                                             -------------- --------------  ------------  --------------
     Total Liabilities......................................        129,760        339,565        33,227         514,619
                                                             -------------- --------------  ------------  --------------
NET ASSETS.................................................. $    7,306,008 $    5,360,173  $    995,914  $   11,237,965
                                                             ============== ==============  ============  ==============
Institutional Class Shares -- based on net assets of
 $7,306,008; $5,360,173; $995,914 and $11,237,965 and
 shares outstanding of 707,999,013; 538,306,963;
 105,869,989 and 1,014,236,033, respectively................ $        10.32 $         9.96  $       9.41  $        11.08
                                                             ============== ==============  ============  ==============
NUMBER OF SHARES AUTHORIZED.................................  2,000,000,000  2,000,000,000   300,000,000   3,300,000,000
                                                             ============== ==============  ============  ==============
Investments at Cost......................................... $    7,247,380 $    5,312,087  $    984,983  $   11,080,730
                                                             ============== ==============  ============  ==============
Foreign Currencies at Cost.................................. $           -- $            2  $         --  $          120
                                                             ============== ==============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    7,296,256 $    5,364,210  $  1,082,791  $   11,078,951
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................          2,374            918         7,653          62,240
Accumulated Net Realized Gain (Loss)........................          6,558             (5)      (91,309)         34,105
Net Unrealized Foreign Exchange Gain (Loss).................             --         (1,197)       (2,622)         (1,126)
Net Unrealized Appreciation (Depreciation)..................            820         (3,753)         (599)         63,795
                                                             -------------- --------------  ------------  --------------
NET ASSETS.................................................. $    7,306,008 $    5,360,173  $    995,914  $   11,237,965
                                                             ============== ==============  ============  ==============

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                                 DFA World ex                   DFA
                                                                     U.S.       DFA Short-  Intermediate  DFA Short-
                                                                  Government       Term      Government  Term Extended
                                                                 Fixed Income   Government  Fixed Income    Quality
                                                                  Portfolio     Portfolio    Portfolio     Portfolio
                                                                 ------------  ------------ ------------ --------------
ASSETS:
Investments at Value (including $0, $0, $0 and $32,726 of
 securities on loan, respectively).............................. $    553,746  $  2,128,857 $  3,337,053 $    3,841,113
Temporary Cash Investments at Value & Cost......................           --         4,841        5,951             --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...................................................           --            --           --         33,459
Foreign Currencies at Value.....................................          895            --           --             --
Cash............................................................        4,215            --           --         34,537
Receivables:
  Investment Securities Sold....................................           --            --           --          6,597
  Interest......................................................        5,242        11,174       35,241         25,762
  Securities Lending Income.....................................           --            --           --              5
  Fund Shares Sold..............................................          556         1,424        1,981          3,204
Unrealized Gain on Forward Currency Contracts...................        7,528            --           --             --
Prepaid Expenses and Other Assets...............................           32            21           45             28
                                                                 ------------  ------------ ------------ --------------
     Total Assets...............................................      572,214     2,146,317    3,380,271      3,944,705
                                                                 ------------  ------------ ------------ --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..............................           --            --           --         33,459
  Investment Securities Purchased...............................        2,218            --           --         12,947
  Fund Shares Redeemed..........................................          247           888          806          1,304
  Due to Advisor................................................           61           309          288            575
Unrealized Loss on Forward Currency Contracts...................        2,527            --           --             --
Unrealized Loss on Foreign Currency Contracts...................            2            --           --             --
Accrued Expenses and Other Liabilities..........................           41           131          228            187
                                                                 ------------  ------------ ------------ --------------
     Total Liabilities..........................................        5,096         1,328        1,322         48,472
                                                                 ------------  ------------ ------------ --------------
NET ASSETS...................................................... $    567,118  $  2,144,989 $  3,378,949 $    3,896,233
                                                                 ============  ============ ============ ==============
Institutional Class Shares -- based on net assets of $567,118;
 $2,144,989; $3,378,949 and $3,896,233 and shares
 outstanding of 54,133,273; 199,569,106; 266,757,815 and
 360,042,592, respectively...................................... $      10.48  $      10.75 $      12.67 $        10.82
                                                                 ============  ============ ============ ==============
NUMBER OF SHARES AUTHORIZED.....................................  100,000,000   500,000,000  700,000,000  1,500,000,000
                                                                 ============  ============ ============ ==============
Investments at Cost............................................. $    587,347  $  2,122,775 $  3,281,007 $    3,835,868
                                                                 ============  ============ ============ ==============
Foreign Currencies at Cost...................................... $        899  $         -- $         -- $           --
                                                                 ============  ============ ============ ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................. $    563,852  $  2,128,041 $  3,299,777 $    3,882,925
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).........................................       31,289         2,278        8,569          2,206
Accumulated Net Realized Gain (Loss)............................          629         8,588       14,557          5,857
Net Unrealized Foreign Exchange Gain (Loss).....................        4,953            --           --             --
Net Unrealized Appreciation (Depreciation)......................      (33,605)        6,082       56,046          5,245
                                                                 ------------  ------------ ------------ --------------
NET ASSETS...................................................... $    567,118  $  2,144,989 $  3,378,949 $    3,896,233
                                                                 ============  ============ ============ ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                                   DFA
                                                              Intermediate-                                   DFA Inflation-
                                                              Term Extended                         DFA         Protected
                                                                 Quality       DFA Targeted     Investment      Securities
                                                               Portfolio*    Credit Portfolio Grade Portfolio   Portfolio
                                                             --------------  ---------------- --------------- --------------
ASSETS:
Investments at Value (including $58,861, $1,701,
 $390,478 and $0 of securities on loan, respectively)....... $    1,052,007    $    217,169   $    4,077,144   $  2,967,471
Temporary Cash Investments at Value & Cost..................             --              --               --         16,774
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................         60,038           1,738          399,668             --
Cash........................................................          7,435           2,458           59,233             --
Receivables:
  Investment Securities Sold................................             83              --              402             --
  Interest..................................................         10,391           1,885           38,369          8,079
  Securities Lending Income.................................             16              --               62             --
  Fund Shares Sold..........................................          1,831             111            8,127          3,995
  From Advisor..............................................             --               4               --             --
Deferred Offering Costs.....................................             --              23               --             --
Prepaid Expenses and Other Assets...........................             20              32               84             28
                                                             --------------    ------------   --------------   ------------
     Total Assets...........................................      1,131,821         223,420        4,583,089      2,996,347
                                                             --------------    ------------   --------------   ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................         60,038           1,738          399,668             --
  Investment Securities Purchased...........................          2,084           1,004           27,214         10,299
  Fund Shares Redeemed......................................            624              45            2,198          2,723
  Due to Advisor............................................            174              --              585            252
Accrued Expenses and Other Liabilities......................             84              25              230            175
                                                             --------------    ------------   --------------   ------------
     Total Liabilities......................................         63,004           2,812          429,895         13,449
                                                             --------------    ------------   --------------   ------------
NET ASSETS.................................................. $    1,068,817    $    220,608   $    4,153,194   $  2,982,898
                                                             ==============    ============   ==============   ============
Institutional Class Shares -- based on net assets of
 $1,068,817; $220,608; $4,153,194 and $2,982,898 and
 shares outstanding of 100,209,857; 22,159,410;
 384,573,000 and 258,438,361, respectively.................. $        10.67    $       9.96   $        10.80   $      11.54
                                                             ==============    ============   ==============   ============
NUMBER OF SHARES AUTHORIZED.................................  1,000,000,000     100,000,000    1,000,000,000    500,000,000
                                                             ==============    ============   ==============   ============
Investments at Cost......................................... $    1,059,500    $    218,016   $    4,073,711   $  2,963,428
                                                             ==============    ============   ==============   ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    1,068,502    $    221,052   $    4,127,824   $  2,977,971
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................          2,675             354            8,402           (145)
Accumulated Net Realized Gain (Loss)........................          5,133              49           13,535          1,029
Net Unrealized Appreciation (Depreciation)..................         (7,493)           (847)           3,433          4,043
                                                             --------------    ------------   --------------   ------------
NET ASSETS.................................................. $    1,068,817    $    220,608   $    4,153,194   $  2,982,898
                                                             ==============    ============   ==============   ============

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                              DFA Short-                                  DFA Short-
                                                             Duration Real DFA Municipal                     Term
                                                                Return      Real Return  DFA Municipal    Municipal
                                                               Portfolio     Portfolio   Bond Portfolio Bond Portfolio
                                                             ------------- ------------- -------------- --------------
ASSETS:
Investments at Value (including $10,955, $0, $0 and $0 of
 securities on loan, respectively).......................... $    790,411  $    176,752   $     98,475   $  2,165,119
Temporary Cash Investments at Value & Cost..................           --         7,849            691          8,617
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................       11,219            --             --             --
Segregated Cash for Swaps Contracts.........................        1,110            --             --             --
Cash........................................................        7,478            --             --             --
Receivables:
  Investment Securities Sold................................        6,545            --             --             --
  Interest..................................................        4,998         1,862          1,107         26,417
  Securities Lending Income.................................            5            --             --             --
  Fund Shares Sold..........................................          764           941            199          1,263
Unrealized Gain on Swap Contracts...........................          199            --             --             --
Deferred Offering Costs.....................................           --             1             15             --
Prepaid Expenses and Other Assets...........................           23            17             10             22
                                                             ------------  ------------   ------------   ------------
     Total Assets...........................................      822,752       187,422        100,497      2,201,438
                                                             ------------  ------------   ------------   ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................       11,219            --             --             --
  Investment Securities Purchased...........................        8,800            --             --             --
  Fund Shares Redeemed......................................          285            18            163          1,103
  Due to Advisor............................................          112            16              7            373
  Due to Broker.............................................           --            24             --             --
Unrealized Loss on Swap Contracts...........................       17,284         3,101             --             --
Accrued Expenses and Other Liabilities......................           56            25             12            125
                                                             ------------  ------------   ------------   ------------
     Total Liabilities......................................       37,756         3,184            182          1,601
                                                             ------------  ------------   ------------   ------------
NET ASSETS.................................................. $    784,996  $    184,238   $    100,315   $  2,199,837
                                                             ============  ============   ============   ============
Institutional Class Shares -- based on net assets of
 $784,996; $184,238; $100,315 and $2,199,837 and
 shares outstanding of 80,217,182; 18,963,352; 9,912,519
 and 214,789,910, respectively.............................. $       9.79  $       9.72   $      10.12   $      10.24
                                                             ============  ============   ============   ============
NUMBER OF SHARES AUTHORIZED.................................  500,000,000   100,000,000    100,000,000    500,000,000
                                                             ============  ============   ============   ============
Investments at Cost......................................... $    789,583  $    175,222   $     97,424   $  2,148,351
                                                             ============  ============   ============   ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    801,974  $    185,658   $     99,157   $  2,181,666
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................        7,591           151            110          1,494
Accumulated Net Realized Gain (Loss)........................       (8,313)           --             (3)           (91)
Net Unrealized Appreciation (Depreciation)..................      (16,256)       (1,571)         1,051         16,768
                                                             ------------  ------------   ------------   ------------
NET ASSETS.................................................. $    784,996  $    184,238   $    100,315   $  2,199,837
                                                             ============  ============   ============   ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                             DFA                      DFA California
                                                        Intermediate-  DFA California Intermediate-
                                                             Term        Short-Term        Term          DFA NY
                                                          Municipal      Municipal      Municipal      Municipal
                                                        Bond Portfolio Bond Portfolio Bond Portfolio Bond Portfolio
                                                        -------------- -------------- -------------- --------------
ASSETS:
Investments at Value...................................  $    893,569   $    812,210   $    193,475   $     28,419
Temporary Cash Investments at Value & Cost.............         8,957          4,066          2,508            277
Receivables:
  Interest.............................................         9,972          9,670          2,017            303
  Fund Shares Sold.....................................           728            386            355             16
  From Advisor.........................................            --             --             --             16
Deferred Offering Costs................................            --             --             --             32
Prepaid Expenses and Other Assets......................            22              7             14             --
                                                         ------------   ------------   ------------   ------------
     Total Assets......................................       913,248        826,339        198,369         29,063
                                                         ------------   ------------   ------------   ------------
LIABILITIES:
Payables:
  Investment Securities Purchased......................         2,482             --          1,620             75
  Fund Shares Redeemed.................................           105            673             87             --
  Due to Advisor.......................................           125            139             27             --
Accrued Expenses and Other Liabilities.................            55             43             11              3
                                                         ------------   ------------   ------------   ------------
     Total Liabilities.................................         2,767            855          1,745             78
                                                         ------------   ------------   ------------   ------------
NET ASSETS.............................................  $    910,481   $    825,484   $    196,624   $     28,985
                                                         ============   ============   ============   ============
Institutional Class Shares -- based on net assets of
 $910,481; $825,484; $196,624 and $28,985 and shares
 outstanding of 89,485,553; 79,802,918; 18,623,772 and
 2,857,048, respectively...............................  $      10.17   $      10.34   $      10.56   $      10.14
                                                         ============   ============   ============   ============
NUMBER OF SHARES AUTHORIZED............................   500,000,000    300,000,000    100,000,000    100,000,000
                                                         ============   ============   ============   ============
Investments at Cost....................................  $    876,918   $    805,473   $    188,808   $     28,077
                                                         ============   ============   ============   ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................  $    892,854   $    818,259   $    191,722   $     28,612
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)......................         1,069            496            241             31
Accumulated Net Realized Gain (Loss)...................           (93)            (8)            (6)            --
Net Unrealized Appreciation (Depreciation).............        16,651          6,737          4,667            342
                                                         ------------   ------------   ------------   ------------
NET ASSETS.............................................  $    910,481   $    825,484   $    196,624   $     28,985
                                                         ============   ============   ============   ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                                       DFA
                                                                                   Selectively
                                                            DFA One-    DFA Two-      Hedged     DFA Five-
                                                           Year Fixed Year Global  Global Fixed Year Global
                                                             Income   Fixed Income    Income    Fixed Income
                                                           Portfolio   Portfolio    Portfolio    Portfolio
                                                           ---------- ------------ ------------ ------------
Investment Income
  Dividends...............................................  $    66           --           --           --
  Interest................................................   44,164    $  40,955     $ 18,722     $191,868
  Income from Securities Lending..........................      186          161           31          554
                                                            -------    ---------     --------     --------
     Total Investment Income..............................   44,416       41,116       18,753      192,422
                                                            -------    ---------     --------     --------
Expenses
  Investment Advisory Services Fees.......................   11,976        8,682        1,637       26,347
  Accounting & Transfer Agent Fees........................      452          328           65          594
  Custodian Fees..........................................      160          217           26          306
  Filing Fees.............................................      225          147           41          328
  Shareholders' Reports...................................      270          259           38          447
  Directors'/Trustees' Fees & Expenses....................       42           30            5           49
  Professional Fees.......................................      176          131           24          221
  Other...................................................      529          383           67          634
                                                            -------    ---------     --------     --------
     Total Expenses.......................................   13,830       10,177        1,903       28,926
                                                            -------    ---------     --------     --------
  Fees Paid Indirectly (Note C)...........................       --          (32)         (18)         (78)
                                                            -------    ---------     --------     --------
  Net Expenses............................................   13,830       10,145        1,885       28,848
                                                            -------    ---------     --------     --------
  Net Investment Income (Loss)............................   30,586       30,971       16,868      163,574
                                                            -------    ---------     --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold............................    6,562     (186,717)      (5,618)     (24,187)
    Foreign Currency Transactions.........................       --      115,959      (80,363)      55,652
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency............   (5,224)      83,859        2,594       44,785
    Translation of Foreign Currency Denominated Amounts...       --      (11,148)      15,141       (8,957)
                                                            -------    ---------     --------     --------
  Net Realized and Unrealized Gain (Loss).................    1,338        1,953      (68,246)      67,293
                                                            -------    ---------     --------     --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations...............................................  $31,924    $  32,924     $(51,378)    $230,867
                                                            =======    =========     ========     ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                            DFA World ex                DFA      DFA Short-
                                                                U.S.     DFA Short- Intermediate    Term
                                                             Government     Term     Government   Extended
                                                            Fixed Income Government Fixed Income  Quality
                                                             Portfolio   Portfolio   Portfolio   Portfolio
                                                            ------------ ---------- ------------ ----------
Investment Income
  Interest.................................................   $  7,283    $23,922     $ 98,588    $75,168
  Income from Securities Lending...........................         --         --           --        145
                                                              --------    -------     --------    -------
     Total Investment Income...............................      7,283     23,922       98,588     75,313
                                                              --------    -------     --------    -------
Expenses
  Investment Advisory Services Fees........................        838      3,733        4,311      8,394
  Accounting & Transfer Agent Fees.........................         30        128          247        239
  Custodian Fees...........................................         42         23           45         82
  Filing Fees..............................................         51         65           73        129
  Shareholders' Reports....................................         17         85          164        172
  Directors'/Trustees' Fees & Expenses.....................          2         10           20         20
  Professional Fees........................................          9         46           92         89
  Other....................................................         24        133          249        253
                                                              --------    -------     --------    -------
     Total Expenses........................................      1,013      4,223        5,201      9,378
                                                              --------    -------     --------    -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)...............        (82)        --           --       (145)
  Fees Paid Indirectly (Note C)............................         (6)        --           --        (37)
                                                              --------    -------     --------    -------
  Net Expenses.............................................        925      4,223        5,201      9,196
                                                              --------    -------     --------    -------
  Net Investment Income (Loss).............................      6,358     19,699       93,387     66,117
                                                              --------    -------     --------    -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.............................     (6,130)     9,146       16,010      1,486
    Foreign Currency Transactions..........................     45,041         --           --      2,818
    In-Kind Redemptions....................................         --      1,565       73,338      2,195
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.............    (25,218)     3,968      (44,979)    (9,711)
    Translation of Foreign Currency Denominated Amounts....     (5,186)        --           --       (926)
                                                              --------    -------     --------    -------
  Net Realized and Unrealized Gain (Loss)..................      8,507     14,679       44,369     (4,138)
                                                              --------    -------     --------    -------
Net Increase (Decrease) in Net Assets Resulting from
 Operations................................................   $ 14,865    $34,378     $137,756    $61,979
                                                              ========    =======     ========    =======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                        DFA
                                                                   Intermediate-                             DFA
                                                                       Term                       DFA     Inflation-
                                                                     Extended    DFA Targeted  Investment Protected
                                                                      Quality       Credit       Grade    Securities
                                                                     Portfolio   Portfolio (a) Portfolio  Portfolio
                                                                   ------------- ------------- ---------- ----------
Investment Income
  Income Distributions Received from Affiliated Investment
   Companies......................................................         --           --      $ 73,070         --
  Dividends.......................................................         --           --             9         --
  Interest........................................................   $ 80,274       $1,687        10,703   $ 18,950
  Income from Securities Lending..................................        437            1            66         --
                                                                     --------       ------      --------   --------
     Total Investment Income......................................     80,711        1,688        83,848     18,950
                                                                     --------       ------      --------   --------
Expenses
  Investment Advisory Services Fees...............................      4,941          160         6,565      2,869
  Accounting & Transfer Agent Fees................................        143            7            40        165
  Custodian Fees..................................................         38            3             1         29
  Filing Fees.....................................................         59           36           294         78
  Shareholders' Reports...........................................         56           10           133        127
  Directors'/Trustees' Fees & Expenses............................         11           --            13         13
  Professional Fees...............................................         53            1            22         59
  Organizational & Offering Costs.................................         --           19            --         --
  Other...........................................................        143            1           138        174
                                                                     --------       ------      --------   --------
     Total Expenses...............................................      5,444          237         7,206      3,514
                                                                     --------       ------      --------   --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C).............................         (7)         (68)       (5,148)        --
  Fees Paid Indirectly (Note C)...................................         --           (1)           (4)        --
                                                                     --------       ------      --------   --------
  Net Expenses....................................................      5,437          168         2,054      3,514
                                                                     --------       ------      --------   --------
  Net Investment Income (Loss)....................................     75,274        1,520        81,794     15,436
                                                                     --------       ------      --------   --------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Investment Securities..         --           --        10,305         --
  Net Realized Gain (Loss) on:
    Investment Securities Sold....................................      5,491           49         5,963      6,103
    In-Kind Redemptions...........................................      2,829           --            --         --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.........................................    (32,989)        (847)      (17,212)   (49,476)
                                                                     --------       ------      --------   --------
  Net Realized and Unrealized Gain (Loss).........................    (24,669)        (798)         (944)   (43,373)
                                                                     --------       ------      --------   --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.......................................................   $ 50,605       $  722      $ 80,850   $(27,937)
                                                                     ========       ======      ========   ========

----------
(a)The Portfolio commenced operations on May 20, 2015.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                                                             DFA Short-
                                                                    DFA Short-        DFA           DFA         Term
                                                                   Duration Real   Municipal     Municipal   Municipal
                                                                      Return      Real Return      Bond         Bond
                                                                     Portfolio   Portfolio (a) Portfolio (b) Portfolio
                                                                   ------------- ------------- ------------- ----------
Investment Income
  Interest........................................................   $ 11,812       $ 1,353       $  594      $24,681
  Income from Securities Lending..................................         21            --           --           --
                                                                     --------       -------       ------      -------
     Total Investment Income......................................     11,833         1,353          594       24,681
                                                                     --------       -------       ------      -------
Expenses
  Investment Advisory Services Fees...............................      1,459           196           77        4,392
  Accounting & Transfer Agent Fees................................         45            11            5          127
  Custodian Fees..................................................         36            23            1           23
  Filing Fees.....................................................         78            28           22          105
  Shareholders' Reports...........................................         33             5            2           68
  Directors'/Trustees' Fees & Expenses............................          3            --           --           11
  Professional Fees...............................................         15             1           --           47
  Organizational & Offering Costs.................................          1            68           33           --
  Other...........................................................         42             6            3          139
                                                                     --------       -------       ------      -------
     Total Expenses...............................................      1,712           338          143        4,912
                                                                     --------       -------       ------      -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C).............................         38           (73)         (54)          --
                                                                     --------       -------       ------      -------
  Net Expenses....................................................      1,750           265           89        4,912
                                                                     --------       -------       ------      -------
  Net Investment Income (Loss)....................................     10,083         1,088          505       19,769
                                                                     --------       -------       ------      -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold....................................        (15)           --           (3)         (25)
    Swap Contracts................................................     (8,507)           --           --           --
    Foreign Currency Transactions.................................        151            --           --           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.........................................        552         1,530        1,051        1,370
    Swap Contracts................................................    (10,801)       (3,101)          --           --
    Translation of Foreign Currency Denominated Amounts...........        (16)           --           --           --
                                                                     --------       -------       ------      -------
  Net Realized and Unrealized Gain (Loss).........................    (18,636)       (1,571)       1,048        1,345
                                                                     --------       -------       ------      -------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.......................................................   $ (8,553)      $  (483)      $1,553      $21,114
                                                                     ========       =======       ======      =======

----------
(a)The Portfolio commenced operations on November 4, 2014.
(b)The Portfolio commenced operations on March 10, 2015.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                                          DFA
                                                                 DFA         DFA      California
                                                            Intermediate- California Intermediate-
                                                                Term      Short-Term     Term         DFA NY
                                                              Municipal   Municipal    Municipal     Municipal
                                                                Bond         Bond        Bond          Bond
                                                              Portfolio   Portfolio    Portfolio   Portfolio (a)
                                                            ------------- ---------- ------------- -------------
Investment Income
  Interest.................................................    $11,685      $7,669      $3,037         $143
                                                               -------      ------      ------         ----
     Total Investment Income...............................     11,685       7,669       3,037          143
                                                               -------      ------      ------         ----
Expenses
  Investment Advisory Services Fees........................      1,375       1,535         333           19
  Accounting & Transfer Agent Fees.........................         43          47          14            3
  Custodian Fees...........................................          8           9           3           --
  Filing Fees..............................................         92          32          21            2
  Shareholders' Reports....................................         23          18           5            4
  Directors'/Trustees' Fees & Expenses.....................          3           4           1           --
  Professional Fees........................................         13          16           3           --
  Organizational & Offering Costs..........................         --          --          --           19
  Other....................................................         37          47           8           --
                                                               -------      ------      ------         ----
     Total Expenses........................................      1,594       1,708         388           47
                                                               -------      ------      ------         ----
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)...............        (13)         --          (6)         (24)
                                                               -------      ------      ------         ----
  Net Expenses.............................................      1,581       1,708         382           23
                                                               -------      ------      ------         ----
  Net Investment Income (Loss).............................     10,104       5,961       2,655          120
                                                               -------      ------      ------         ----
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.............................         (4)         --          (6)          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities..................................      7,288       1,534       1,494          342
                                                               -------      ------      ------         ----
  Net Realized and Unrealized Gain (Loss)..................      7,284       1,534       1,488          342
                                                               -------      ------      ------         ----
Net Increase (Decrease) in Net Assets Resulting from
 Operations................................................    $17,388      $7,495      $4,143         $462
                                                               =======      ======      ======         ====

----------
(a)The Portfolio commenced operations on June 16, 2015.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                           DFA Selectively Hedged
                                       DFA One-Year Fixed Income DFA Two-Year Global Fixed   Global Fixed Income
                                               Portfolio             Income Portfolio             Portfolio
                                       ------------------------  ------------------------  ----------------------
                                           Year         Year         Year         Year        Year        Year
                                          Ended        Ended        Ended        Ended       Ended       Ended
                                         Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                           2015         2014         2015         2014        2015        2014
                                       -----------  -----------  -----------  -----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)........ $    30,586  $    26,446  $    30,971  $    30,171  $   16,868  $   14,736
  Net Realized Gain (Loss) on:
   Investment Securities Sold.........       6,562        6,383     (186,717)     (21,361)     (5,618)     (3,292)
   Foreign Currency
    Transactions......................          --           --      115,959       61,641     (80,363)     (5,463)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and
    Foreign Currency..................      (5,224)      (4,092)      83,859      (62,877)      2,594       1,324
   Translation of Foreign Currency
    Denominated Amounts...............          --           --      (11,148)      20,324      15,141     (17,037)
                                       -----------  -----------  -----------  -----------  ----------  ----------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.......................      31,924       28,737       32,924       27,898     (51,378)     (9,732)
                                       -----------  -----------  -----------  -----------  ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.........     (29,656)     (26,424)     (61,732)     (45,651)    (17,496)    (11,485)
  Net Short-Term Gains:
   Institutional Class Shares.........      (3,006)      (2,481)      (7,295)      (3,882)         --      (1,424)
  Net Long-Term Gains:
   Institutional Class Shares.........      (2,569)      (4,135)        (562)      (2,218)         --         (95)
   Tax Return of Capital..............          --           --       (1,390)          --          --          --
                                       -----------  -----------  -----------  -----------  ----------  ----------
    Total Distributions...............     (35,231)     (33,040)     (70,979)     (51,751)    (17,496)    (13,004)
                                       -----------  -----------  -----------  -----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued.......................   3,960,508    4,653,177    1,304,614    1,878,664     322,066     364,134
  Shares Issued in Lieu of Cash
   Distributions......................      32,543       30,871       65,282       47,940      17,342      12,836
  Shares Redeemed.....................  (5,139,295)  (4,313,897)  (2,160,620)  (1,265,997)   (374,267)   (239,874)
                                       -----------  -----------  -----------  -----------  ----------  ----------
    Net Increase (Decrease) from
     Capital Share Transactions.......  (1,146,244)     370,151     (790,724)     660,607     (34,859)    137,096
                                       -----------  -----------  -----------  -----------  ----------  ----------
    Total Increase (Decrease) in
     Net Assets.......................  (1,149,551)     365,848     (828,779)     636,754    (103,733)    114,360
Net Assets
  Beginning of Year...................   8,455,559    8,089,711    6,188,952    5,552,198   1,099,647     985,287
                                       -----------  -----------  -----------  -----------  ----------  ----------
  End of Year......................... $ 7,306,008  $ 8,455,559  $ 5,360,173  $ 6,188,952  $  995,914  $1,099,647
                                       ===========  ===========  ===========  ===========  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued.......................     383,837      450,767      131,259      187,612      33,380      35,937
  Shares Issued in Lieu of Cash
   Distributions......................       3,155        2,991        6,587        4,791       1,793       1,282
  Shares Redeemed.....................    (498,072)    (417,906)    (217,418)    (126,406)    (39,218)    (23,759)
                                       -----------  -----------  -----------  -----------  ----------  ----------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed.........................    (111,080)      35,852      (79,572)      65,997      (4,045)     13,460
                                       ===========  ===========  ===========  ===========  ==========  ==========
Undistributed Net Investment
 Income (Distributions in Excess
 of Net Investment Income)............ $     2,374  $     1,444  $       918  $    44,993  $    7,653  $   14,426

                                       DFA Five-Year Global Fixed
                                           Income Portfolio
                                       ------------------------
                                           Year          Year
                                          Ended         Ended
                                         Oct. 31,      Oct. 31,
                                           2015          2014
                                       -----------   -----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)........ $   163,574   $   117,388
  Net Realized Gain (Loss) on:
   Investment Securities Sold.........     (24,187)       82,588
   Foreign Currency
    Transactions......................      55,652       (24,372)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and
    Foreign Currency..................      44,785       (21,761)
   Translation of Foreign Currency
    Denominated Amounts...............      (8,957)       15,368
                                       -----------   -----------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.......................     230,867       169,211
                                       -----------   -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.........    (187,107)      (99,253)
  Net Short-Term Gains:
   Institutional Class Shares.........      (2,643)      (12,856)
  Net Long-Term Gains:
   Institutional Class Shares.........     (14,765)      (97,134)
   Tax Return of Capital..............          --            --
                                       -----------   -----------
    Total Distributions...............    (204,515)     (209,243)
                                       -----------   -----------
Capital Share Transactions (1):
  Shares Issued.......................   3,299,512     3,169,055
  Shares Issued in Lieu of Cash
   Distributions......................     192,233       197,115
  Shares Redeemed.....................  (2,098,248)   (1,359,583)
                                       -----------   -----------
    Net Increase (Decrease) from
     Capital Share Transactions.......   1,393,497     2,006,587
                                       -----------   -----------
    Total Increase (Decrease) in
     Net Assets.......................   1,419,849     1,966,555
Net Assets
  Beginning of Year...................   9,818,116     7,851,561
                                       -----------   -----------
  End of Year......................... $11,237,965   $ 9,818,116
                                       ===========   ===========
(1) Shares Issued and Redeemed:
  Shares Issued.......................     299,016       288,619
  Shares Issued in Lieu of Cash
   Distributions......................      17,567        18,054
  Shares Redeemed.....................    (190,115)     (123,692)
                                       -----------   -----------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed.........................     126,468       182,981
                                       ===========   ===========
Undistributed Net Investment
 Income (Distributions in Excess
 of Net Investment Income)............ $    62,240   $    95,694

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                          DFA World ex U.S.                              DFA Intermediate
                                          Government Fixed       DFA Short-Term      Government Fixed Income
                                          Income Portfolio    Government Portfolio          Portfolio
                                         ------------------  ----------------------  -----------------------
                                           Year      Year       Year        Year         Year        Year
                                          Ended     Ended      Ended       Ended        Ended       Ended
                                         Oct. 31,  Oct. 31,   Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                           2015      2014       2015        2014         2015        2014
                                         --------  --------  ----------  ----------  -----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......... $  6,358  $  5,264  $   19,699  $   14,295  $    93,387  $   83,143
  Net Realized Gain (Loss) on:
   Investment Securities Sold...........   (6,130)    2,781       9,146       4,266       16,010      19,769
   Foreign Currency Transactions........   45,041     9,254          --          --           --          --
   In-Kind Redemptions..................       --        --       1,565          --       73,338          --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency............................  (25,218)   (6,072)      3,968      (2,629)     (44,979)      2,836
   Translation of Foreign Currency
    Denominated Amounts.................   (5,186)   12,243          --          --           --          --
                                         --------  --------  ----------  ----------  -----------  ----------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.........................   14,865    23,470      34,378      15,932      137,756     105,748
                                         --------  --------  ----------  ----------  -----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...........  (23,669)   (7,558)    (19,258)    (13,333)     (94,411)    (82,370)
  Net Short-Term Gains:
   Institutional Class Shares...........     (518)      (73)       (564)       (510)          --          --
  Net Long-Term Gains:
   Institutional Class Shares...........   (1,249)       --      (3,547)     (3,400)     (20,171)         --
                                         --------  --------  ----------  ----------  -----------  ----------
    Total Distributions.................  (25,436)   (7,631)    (23,369)    (17,243)    (114,582)    (82,370)
                                         --------  --------  ----------  ----------  -----------  ----------
Capital Share Transactions (1):
  Shares Issued.........................  277,839   157,417     653,943     603,503    1,276,500   1,218,308
  Shares Issued in Lieu of Cash
   Distributions........................   25,301     7,599      21,416      16,005      108,021      77,669
  Shares Redeemed.......................  (80,692)  (66,347)   (603,089)   (337,063)  (2,050,362)   (963,577)
                                         --------  --------  ----------  ----------  -----------  ----------
    Net Increase (Decrease) from
     Capital Share Transactions.........  222,448    98,669      72,270     282,445     (665,841)    332,400
                                         --------  --------  ----------  ----------  -----------  ----------
    Total Increase (Decrease) in Net
     Assets.............................  211,877   114,508      83,279     281,134     (642,667)    355,778
Net Assets
  Beginning of Period...................  355,241   240,733   2,061,710   1,780,576    4,021,616   3,665,838
                                         --------  --------  ----------  ----------  -----------  ----------
  End of Period......................... $567,118  $355,241  $2,144,989  $2,061,710  $ 3,378,949  $4,021,616
                                         ========  ========  ==========  ==========  ===========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued.........................   26,565    15,130      60,988      56,537      100,811      97,497
  Shares Issued in Lieu of Cash
   Distributions........................    2,456       747       2,005       1,502        8,598       6,252
  Shares Redeemed.......................   (7,736)   (6,376)    (56,219)    (31,589)    (161,951)    (77,240)
                                         --------  --------  ----------  ----------  -----------  ----------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed...........................   21,285     9,501       6,774      26,450      (52,542)     26,509
                                         ========  ========  ==========  ==========  ===========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)..................... $ 31,289  $ 12,652  $    2,278  $    2,892  $     8,569  $   14,503

                                         DFA Short-Term Extended
                                            Quality Portfolio
                                         -----------------------
                                             Year        Year
                                            Ended       Ended
                                           Oct. 31,    Oct. 31,
                                             2015        2014
                                         -----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......... $    66,117  $   50,556
  Net Realized Gain (Loss) on:
   Investment Securities Sold...........       1,486       6,710
   Foreign Currency Transactions........       2,818        (630)
   In-Kind Redemptions..................       2,195       2,482
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency............................      (9,711)     (8,609)
   Translation of Foreign Currency
    Denominated Amounts.................        (926)       (322)
                                         -----------  ----------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.........................      61,979      50,187
                                         -----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...........     (73,532)    (43,282)
  Net Short-Term Gains:
   Institutional Class Shares...........          --        (608)
  Net Long-Term Gains:
   Institutional Class Shares...........      (2,296)     (4,861)
                                         -----------  ----------
    Total Distributions.................     (75,828)    (48,751)
                                         -----------  ----------
Capital Share Transactions (1):
  Shares Issued.........................   1,430,659   2,125,792
  Shares Issued in Lieu of Cash
   Distributions........................      74,608      48,158
  Shares Redeemed.......................  (1,418,079)   (984,576)
                                         -----------  ----------
    Net Increase (Decrease) from
     Capital Share Transactions.........      87,188   1,189,374
                                         -----------  ----------
    Total Increase (Decrease) in Net
     Assets.............................      73,339   1,190,810
Net Assets
  Beginning of Period...................   3,822,894   2,632,084
                                         -----------  ----------
  End of Period......................... $ 3,896,233  $3,822,894
                                         ===========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued.........................     131,865     196,050
  Shares Issued in Lieu of Cash
   Distributions........................       6,890       4,443
  Shares Redeemed.......................    (130,819)    (90,814)
                                         -----------  ----------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed...........................       7,936     109,679
                                         ===========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)..................... $     2,206  $   11,175

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                               DFA Intermediate-Term     DFA Targeted Credit  DFA Investment Grade
                                              Extended Quality Portfolio      Portfolio             Portfolio
                                              -------------------------  ------------------- ----------------------
                                                                               Period
                                                                               May 20,
                                                  Year         Year           2015 (a)          Year        Year
                                                 Ended        Ended              to            Ended       Ended
                                                Oct. 31,     Oct. 31,         Oct. 31,        Oct. 31,    Oct. 31,
                                                  2015         2014             2015            2015        2014
                                              -----------   ----------   ------------------- ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............... $    75,274   $   53,608        $  1,520       $   81,794  $   47,432
  Capital Gain Distributions Received from
   Investment Securities.....................          --           --              --           10,305         616
  Net Realized Gain (Loss) on:
   Investment Securities Sold................       5,491       10,422              49            5,963      (2,517)
   Foreign Currency Transactions.............          --          153              --               --          --
   In-Kind Redemptions.......................       2,829           --              --               --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency.................................     (32,989)      38,072            (847)         (17,212)     40,528
   Translation of Foreign Currency
    Denominated Amounts......................          --            8              --               --          --
                                              -----------   ----------        --------       ----------  ----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations...............      50,605      102,263             722           80,850      86,059
                                              -----------   ----------        --------       ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares................     (79,628)     (50,273)         (1,166)         (74,964)    (46,763)
  Net Short-Term Gains:
   Institutional Class Shares................        (417)          --              --               --          --
  Net Long-Term Gains:
   Institutional Class Shares................      (8,975)        (441)             --              (81)       (330)
                                              -----------   ----------        --------       ----------  ----------
    Total Distributions......................     (89,020)     (50,714)         (1,166)         (75,045)    (47,093)
                                              -----------   ----------        --------       ----------  ----------
Capital Share Transactions (1):
  Shares Issued..............................   1,346,184      896,006         231,133        2,246,275   1,312,426
  Shares Issued in Lieu of Cash
   Distributions.............................      87,512       50,309           1,135           74,650      46,963
  Shares Redeemed............................  (2,460,358)    (255,364)        (11,216)        (606,593)   (407,567)
                                              -----------   ----------        --------       ----------  ----------
    Net Increase (Decrease) from Capital
     Share Transactions......................  (1,026,662)     690,951         221,052        1,714,332     951,822
                                              -----------   ----------        --------       ----------  ----------
    Total Increase (Decrease) in Net
     Assets..................................  (1,065,077)     742,500         220,608        1,720,137     990,788
Net Assets
  Beginning of Year..........................   2,133,894    1,391,394              --        2,433,057   1,442,269
                                              -----------   ----------        --------       ----------  ----------
  End of Year................................ $ 1,068,817   $2,133,894        $220,608       $4,153,194  $2,433,057
                                              ===========   ==========        ========       ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued..............................     125,163       84,505          23,172          207,651     123,709
  Shares Issued in Lieu of Cash
   Distributions.............................       8,156        4,739             114            6,955       4,448
  Shares Redeemed............................    (230,681)     (24,183)         (1,127)         (56,188)    (38,488)
                                              -----------   ----------        --------       ----------  ----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed.....................     (97,362)      65,061          22,159          158,418      89,669
                                              ===========   ==========        ========       ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income).......................... $     2,675   $    7,030        $    354       $    8,402  $    2,881

                                              DFA Inflation-Protected
                                               Securities Portfolio
                                              ----------------------


                                                 Year        Year
                                                Ended       Ended
                                               Oct. 31,    Oct. 31,
                                                 2015        2014
                                              ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............... $   15,436  $   46,577
  Capital Gain Distributions Received from
   Investment Securities.....................         --          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold................      6,103      13,482
   Foreign Currency Transactions.............         --          --
   In-Kind Redemptions.......................         --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency.................................    (49,476)    (29,262)
   Translation of Foreign Currency
    Denominated Amounts......................         --          --
                                              ----------  ----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations...............    (27,937)     30,797
                                              ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares................    (17,218)    (54,929)
  Net Short-Term Gains:
   Institutional Class Shares................         --          --
  Net Long-Term Gains:
   Institutional Class Shares................     (6,280)         --
                                              ----------  ----------
    Total Distributions......................    (23,498)    (54,929)
                                              ----------  ----------
Capital Share Transactions (1):
  Shares Issued..............................    934,106     912,129
  Shares Issued in Lieu of Cash
   Distributions.............................     21,549      51,080
  Shares Redeemed............................   (643,468)   (809,702)
                                              ----------  ----------
    Net Increase (Decrease) from Capital
     Share Transactions......................    312,187     153,507
                                              ----------  ----------
    Total Increase (Decrease) in Net
     Assets..................................    260,752     129,375
Net Assets
  Beginning of Year..........................  2,722,146   2,592,771
                                              ----------  ----------
  End of Year................................ $2,982,898  $2,722,146
                                              ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued..............................     79,857      77,262
  Shares Issued in Lieu of Cash
   Distributions.............................      1,867       4,328
  Shares Redeemed............................    (55,043)    (68,852)
                                              ----------  ----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed.....................     26,681      12,738
                                              ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income).......................... $     (145) $     (238)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                          (Amounts in thousands) (a)

                                                          DFA Short-
                                                        Duration Real     DFA Municipal Real DFA Municipal
                                                       Return Portfolio    Return Portfolio  Bond Portfolio
                                                     -------------------  ------------------ --------------
                                                                 Period         Period           Period
                                                                Nov. 5,        Nov. 4,         March 10,
                                                        Year    2013 (a)       2014 (a)         2015 (a)
                                                       Ended       to             to               to
                                                      Oct. 31,  Oct. 31,       Oct. 31,         Oct. 31,
                                                        2015      2014           2015             2015
                                                     ---------  --------  ------------------ --------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)...................... $  10,083  $  3,903       $  1,088         $    505
  Capital Gain Distributions Received from
   Investment Securities............................        --       123             --               --
  Net Realized Gain (Loss) on:
   Investment Securities Sold.......................       (15)       --             --               (3)
   Swap Contracts...................................    (8,507)       --             --               --
   Foreign Currency Transactions....................       151       165             --               --
  Change in Unrealized Appreciation (Depreciation)
   of:
   Investment Securities............................       552       277          1,530            1,051
   Swap Contracts...................................   (10,801)   (6,284)        (3,101)              --
   Translation of Foreign Currency Denominated
    Amounts.........................................       (16)       16             --               --
                                                     ---------  --------       --------         --------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations......................    (8,553)   (1,800)          (483)           1,553
                                                     ---------  --------       --------         --------
Distributions From:
  Net Investment Income:............................
   Institutional Class Shares.......................    (5,752)     (176)          (937)            (395)
Net Short-Term Gains:
   Institutional Class Shares.......................       (56)       --             --               --
  Net Long-Term Gains:
   Institutional Class Shares.......................       (15)       --             --               --
                                                     ---------  --------       --------         --------
    Total Distributions.............................    (5,823)     (176)          (937)            (395)
                                                     ---------  --------       --------         --------
Capital Share Transactions (1):
  Shares Issued.....................................   361,216   665,036        209,194          109,807
  Shares Issued in Lieu of Cash Distributions.......     5,654       175            929              395
                                                     ---------  --------       --------         --------
  Shares Redeemed...................................  (199,575)  (31,158)       (24,465)         (11,045)
                                                     ---------  --------       --------         --------
    Net Increase (Decrease) from Capital Share
     Transactions...................................   167,295   634,053        185,658           99,157
                                                     ---------  --------       --------         --------
    Total Increase (Decrease) in Net Assets.........   152,919   632,077        184,238          100,315
Net Assets
  Beginning of Year.................................   632,077        --             --               --
                                                     ---------  --------       --------         --------
  End of Year....................................... $ 784,996  $632,077       $184,238         $100,315
                                                     =========  ========       ========         ========
(1) Shares Issued and Redeemed:
  Shares Issued.....................................    36,785    66,307         21,391           10,976
  Shares Issued in Lieu of Cash Distributions.......       580        18             96               39
  Shares Redeemed...................................   (20,376)   (3,097)        (2,524)          (1,102)
                                                     ---------  --------       --------         --------
    Net Increase (Decrease) from Shares Issued
     and Redeemed...................................    16,989    63,228         18,963            9,913
                                                     =========  ========       ========         ========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)............................................ $   7,591  $  4,114       $    151         $    110

                                                     DFA Short-Term Municipal
                                                         Bond Portfolio
                                                     ----------------------


                                                        Year         Year
                                                       Ended        Ended
                                                      Oct. 31,     Oct. 31,
                                                        2015         2014
                                                     ----------   ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)...................... $   19,769   $   17,614
  Capital Gain Distributions Received from
   Investment Securities............................         --           --
  Net Realized Gain (Loss) on:
   Investment Securities Sold.......................        (25)          --
   Swap Contracts...................................         --           --
   Foreign Currency Transactions....................         --           --
  Change in Unrealized Appreciation (Depreciation)
   of:
   Investment Securities............................      1,370          719
   Swap Contracts...................................         --           --
   Translation of Foreign Currency Denominated
    Amounts.........................................         --           --
                                                     ----------   ----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations......................     21,114       18,333
                                                     ----------   ----------
Distributions From:
  Net Investment Income:............................
   Institutional Class Shares.......................    (19,786)     (17,269)
Net Short-Term Gains:
   Institutional Class Shares.......................         --           --
  Net Long-Term Gains:
   Institutional Class Shares.......................         --           --
                                                     ----------   ----------
    Total Distributions.............................    (19,786)     (17,269)
                                                     ----------   ----------
Capital Share Transactions (1):
  Shares Issued.....................................    627,948      819,358
  Shares Issued in Lieu of Cash Distributions.......     19,501       17,162
                                                     ----------   ----------
  Shares Redeemed...................................   (655,855)    (411,368)
                                                     ----------   ----------
    Net Increase (Decrease) from Capital Share
     Transactions...................................     (8,406)     425,152
                                                     ----------   ----------
    Total Increase (Decrease) in Net Assets.........     (7,078)     426,216
Net Assets
  Beginning of Year.................................  2,206,915    1,780,699
                                                     ----------   ----------
  End of Year....................................... $2,199,837   $2,206,915
                                                     ==========   ==========
(1) Shares Issued and Redeemed:
  Shares Issued.....................................     61,517       80,151
  Shares Issued in Lieu of Cash Distributions.......      1,912        1,679
  Shares Redeemed...................................    (64,296)     (40,235)
                                                     ----------   ----------
    Net Increase (Decrease) from Shares Issued
     and Redeemed...................................       (867)      41,595
                                                     ==========   ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)............................................ $    1,494   $    1,511

----------
Seepage 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                              DFA California
                                         DFA Intermediate-Term    DFA California Short-Term  Intermediate-Term
                                         Municipal Bond Portfolio Municipal Bond Portfolio  Municipal Bond Portfolio
                                         -----------------------  ------------------------  -----------------------


                                            Year        Year         Year         Year        Year         Year
                                           Ended       Ended        Ended        Ended       Ended        Ended
                                          Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,
                                            2015        2014         2015         2014        2015         2014
                                          ---------   --------     ---------    ---------   --------     --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......... $  10,104    $  6,493    $   5,961    $   5,064    $  2,655     $  2,057
  Net Realized Gain (Loss) on:
   Investment Securities Sold...........        (4)        (77)          --           --          (6)         112
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities................     7,288      10,784        1,534        1,270       1,494        3,502
                                          ---------    --------    ---------    ---------    --------     --------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations........................    17,388      17,200        7,495        6,334       4,143        5,671
                                          ---------    --------    ---------    ---------    --------     --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...........    (9,647)     (6,232)      (5,873)      (5,014)     (2,603)      (1,997)
                                          ---------    --------    ---------    ---------    --------     --------
     Total Distributions................    (9,647)     (6,232)      (5,873)      (5,014)     (2,603)      (1,997)
                                          ---------    --------    ---------    ---------    --------     --------
Capital Share Transactions (1):
  Shares Issued.........................   516,239     319,718      302,828      284,884      77,673       48,919
  Shares Issued in Lieu of Cash
   Distributions........................     9,455       6,197        5,840        4,960       2,603        1,997
  Shares Redeemed.......................  (131,676)    (97,675)    (188,579)    (108,481)    (25,616)     (11,365)
                                          ---------    --------    ---------    ---------    --------     --------
     Net Increase (Decrease) from
      Capital Share
      Transactions......................   394,018     228,240      120,089      181,363      54,660       39,551
                                          ---------    --------    ---------    ---------    --------     --------
     Total Increase (Decrease) in
      Net Assets........................   401,759     239,208      121,711      182,683      56,200       43,225
Net Assets
  Beginning of Period...................   508,722     269,514      703,773      521,090     140,424       97,199
                                          ---------    --------    ---------    ---------    --------     --------
  End of Period......................... $ 910,481    $508,722    $ 825,484    $ 703,773    $196,624     $140,424
                                          =========    ========    =========    =========    ========     ========
(1) Shares Issued and Redeemed:
  Shares Issued.........................    51,226      32,239       29,382       27,631       7,415        4,755
  Shares Issued in Lieu of Cash
   Distributions........................       938         624          567          481         249          194
  Shares Redeemed.......................   (13,055)     (9,870)     (18,299)     (10,523)     (2,447)      (1,108)
                                          ---------    --------    ---------    ---------    --------     --------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed..........................    39,109      22,993       11,650       17,589       5,217        3,841
                                          =========    ========    =========    =========    ========     ========
Undistributed Net Investment
 Income (Distributions in Excess
 of Net Investment Income).............. $   1,069    $    612    $     496    $     408    $    241     $    189

                                         DFA NY Municipal
                                          Bond Portfolio
                                         ----------------
                                              Period
                                             June 16,
                                             2015 (a)
                                                to
                                             Oct. 31,
                                               2015
                                         ----------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)..........     $   120
  Net Realized Gain (Loss) on:
   Investment Securities Sold...........          --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities................         342
                                             -------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations........................         462
                                             -------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...........         (89)
                                             -------
     Total Distributions................         (89)
                                             -------
Capital Share Transactions (1):
  Shares Issued.........................      28,976
  Shares Issued in Lieu of Cash
   Distributions........................          89
  Shares Redeemed.......................        (453)
                                             -------
     Net Increase (Decrease) from
      Capital Share
      Transactions......................      28,612
                                             -------
     Total Increase (Decrease) in
      Net Assets........................      28,985
Net Assets
  Beginning of Period...................          --
                                             -------
  End of Period.........................     $28,985
                                             =======
(1) Shares Issued and Redeemed:
  Shares Issued.........................       2,893
  Shares Issued in Lieu of Cash
   Distributions........................           9
  Shares Redeemed.......................         (45)
                                             -------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed..........................       2,857
                                             =======
Undistributed Net Investment
 Income (Distributions in Excess
 of Net Investment Income)..............     $    31

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                            DFA One-Year Fixed Income Portfolio
                                                              ---------------------------------------------------------------
                                                                  Year         Year         Year         Year         Year
                                                                 Ended        Ended        Ended        Ended        Ended
                                                                Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                                                  2015         2014         2013         2012         2011
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $     10.32  $     10.33  $     10.35  $     10.35  $     10.38
                                                              -----------  -----------  -----------  -----------  -----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................        0.04         0.03         0.04         0.05         0.06
  Net Gains (Losses) on Securities (Realized and
   Unrealized)...............................................        0.01           --           --         0.03           --
                                                              -----------  -----------  -----------  -----------  -----------
   Total from Investment Operations..........................        0.05         0.03         0.04         0.08         0.06
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................       (0.04)       (0.03)       (0.04)       (0.05)       (0.06)
  Net Realized Gains.........................................       (0.01)       (0.01)       (0.02)       (0.03)       (0.03)
                                                              -----------  -----------  -----------  -----------  -----------
   Total Distributions.......................................       (0.05)       (0.04)       (0.06)       (0.08)       (0.09)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $     10.32  $     10.32  $     10.33  $     10.35  $     10.35
============================================================= ===========  ===========  ===========  ===========  ===========
Total Return.................................................        0.44%        0.28%        0.43%        0.79%        0.57%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $ 7,306,008  $ 8,455,559  $ 8,089,711  $ 7,094,264  $ 6,905,468
Ratio of Expenses to Average Net Assets......................        0.17%        0.17%        0.17%        0.17%        0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................        0.17%        0.17%        0.17%        0.17%        0.17%
Ratio of Net Investment Income to Average Net Assets.........        0.38%        0.30%        0.38%        0.52%        0.55%
Portfolio Turnover Rate......................................          81%          72%          62%          77%          78%
-------------------------------------------------------------------------------------------------------------------------------

                                                                        DFA Two-Year Global Fixed Income Portfolio
                                                              --------------------------------------------------------------
                                                                 Year         Year         Year         Year         Year
                                                                Ended        Ended        Ended        Ended        Ended
                                                               Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                                                 2015         2014         2013         2012         2011
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    10.02  $     10.06  $     10.13  $     10.23  $     10.24
                                                              ----------  -----------  -----------  -----------  -----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.05         0.05         0.05         0.07         0.10
  Net Gains (Losses) on Securities (Realized and
   Unrealized)...............................................         --           --           --         0.02        (0.01)
                                                              ----------  -----------  -----------  -----------  -----------
   Total from Investment Operations..........................       0.05         0.05         0.05         0.09         0.09
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.10)       (0.08)       (0.10)       (0.16)       (0.03)
  Net Realized Gains.........................................      (0.01)       (0.01)       (0.02)       (0.03)       (0.07)
                                                              ----------  -----------  -----------  -----------  -----------
   Total Distributions.......................................      (0.11)       (0.09)       (0.12)       (0.19)       (0.10)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $     9.96  $     10.02  $     10.06  $     10.13  $     10.23
============================================================= ==========  ===========  ===========  ===========  ===========
Total Return.................................................       0.56%        0.51%        0.51%        0.85%        0.83%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $5,360,173  $ 6,188,952  $ 5,552,198  $ 4,671,093  $ 4,813,711
Ratio of Expenses to Average Net Assets......................       0.18%        0.17%        0.18%        0.18%        0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.18%        0.17%        0.18%        0.18%        0.18%
Ratio of Net Investment Income to Average Net Assets.........       0.54%        0.51%        0.54%        0.68%        0.94%
Portfolio Turnover Rate......................................        125%          99%         123%         107%          71%
-----------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                              DFA Selectively Hedged Global Fixed Income Portfolio
                                                              ----------------------------------------------------
                                                                 Year        Year       Year      Year      Year
                                                                Ended       Ended      Ended     Ended     Ended
                                                               Oct. 31,    Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,
                                                                 2015        2014       2013      2012      2011
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $  10.00   $    10.21   $  10.41  $  10.65  $  10.40
                                                              --------   ----------   --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................     0.15         0.15       0.17      0.17      0.20
  Net Gains (Losses) on Securities (Realized and Unrealized).    (0.59)       (0.22)     (0.11)    (0.06)     0.19
                                                              --------   ----------   --------  --------  --------
   Total from Investment Operations..........................    (0.44)       (0.07)      0.06      0.11      0.39
--------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................    (0.15)       (0.12)     (0.25)    (0.34)    (0.11)
  Net Realized Gains.........................................       --        (0.02)     (0.01)    (0.01)    (0.03)
                                                              --------   ----------   --------  --------  --------
   Total Distributions.......................................    (0.15)       (0.14)     (0.26)    (0.35)    (0.14)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $   9.41   $    10.00   $  10.21  $  10.41  $  10.65
============================================================= ========   ==========   ========  ========  ========
Total Return.................................................    (4.42)%      (0.72)%     0.52%     1.22%     3.85%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $995,914   $1,099,647   $985,287  $863,403  $786,917
Ratio of Expenses to Average Net Assets......................     0.17%        0.17%      0.18%     0.19%     0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................     0.17%        0.17%      0.18%     0.19%     0.19%
Ratio of Net Investment Income to Average Net Assets.........     1.55%        1.46%      1.62%     1.65%     1.89%
Portfolio Turnover Rate......................................       56%          48%        99%      109%       51%
--------------------------------------------------------------------------------------------------------------------

                                                                      DFA Five-Year Global Fixed Income Portfolio
                                                              -----------------------------------------------------------
                                                                  Year        Year        Year        Year        Year
                                                                 Ended       Ended       Ended       Ended       Ended
                                                                Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                  2015        2014        2013        2012        2011
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $     11.06  $    11.14  $    11.28  $    11.32  $    11.70
                                                              -----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................        0.17        0.15        0.12        0.18        0.23
  Net Gains (Losses) on Securities (Realized and Unrealized).        0.07        0.05       (0.05)       0.22        0.06
                                                              -----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..........................        0.24        0.20        0.07        0.40        0.29
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................       (0.20)      (0.13)      (0.10)      (0.23)      (0.44)
  Net Realized Gains.........................................       (0.02)      (0.15)      (0.11)      (0.21)      (0.23)
                                                              -----------  ----------  ----------  ----------  ----------
   Total Distributions.......................................       (0.22)      (0.28)      (0.21)      (0.44)      (0.67)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $     11.08  $    11.06  $    11.14  $    11.28  $    11.32
============================================================= ===========  ==========  ==========  ==========  ==========
Total Return.................................................        2.22%       1.90%       0.63%       3.74%       2.74%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $11,237,965  $9,818,116  $7,851,561  $6,341,337  $5,184,700
Ratio of Expenses to Average Net Assets......................        0.27%       0.27%       0.28%       0.28%       0.28%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................        0.27%       0.27%       0.28%       0.28%       0.28%
Ratio of Net Investment Income to Average Net Assets.........        1.55%       1.34%       1.05%       1.64%       2.10%
Portfolio Turnover Rate......................................          51%         62%         72%         58%         67%
--------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                             DFA World ex U.S. Government Fixed Income Portfolio
                                                                             -------------------------------------------
                                                                                                                   Period
                                                                               Year        Year       Year        Dec. 6,
                                                                              Ended       Ended      Ended        2011(a)
                                                                             Oct. 31,    Oct. 31,   Oct. 31,     toOct. 31,
                                                                               2015        2014       2013          2012
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................................ $  10.81    $  10.31   $  10.56    $  10.00
                                                                              --------   --------   --------    --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................     0.14        0.19       0.16        0.18
  Net Gains (Losses) on Securities (Realized and Unrealized)................     0.27        0.60      (0.14)       0.48
   Total from Investment Operations.........................................     0.41        0.79       0.02        0.66
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................    (0.69)      (0.29)     (0.17)      (0.10)
  Net Realized Gains........................................................    (0.05)         --      (0.10)         --
   Total Distributions......................................................    (0.74)      (0.29)     (0.27)      (0.10)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................................. $  10.48    $  10.81   $  10.31    $  10.56
============================================================================ ==========  =========  =========  ===========
Total Return................................................................     3.93%       7.93%      0.23%       6.66%(D)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................................... $567,118    $355,241   $240,733    $141,237
Ratio of Expenses to Average Net Assets.....................................     0.20%       0.20%      0.20%       0.20%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees
 Paid Indirectly)...........................................................     0.22%       0.22%      0.23%       0.37%(C)(E)
Ratio of Net Investment Income to Average Net Assets........................     1.37%       1.81%      1.53%       1.83%(C)(E)
Portfolio Turnover Rate.....................................................       27%         41%        44%         82%(D)
---------------------------------------------------------------------------------------------------------------------------------

                                                                                         DFA Short-Term Government Portfolio
                                                                             ------------------------------------------------

                                                                                Year        Year         Year        Year
                                                                               Ended       Ended        Ended       Ended
                                                                              Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                                2015        2014         2013        2012
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................................ $    10.69  $    10.70  $    10.88   $    10.99
                                                                             ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................       0.10        0.08        0.08         0.11
  Net Gains (Losses) on Securities (Realized and Unrealized)................       0.07          --       (0.08)        0.09
   Total from Investment Operations.........................................       0.17        0.08          --         0.20
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................      (0.09)      (0.07)      (0.09)       (0.11)
  Net Realized Gains........................................................      (0.02)      (0.02)      (0.09)       (0.20)
   Total Distributions......................................................      (0.11)      (0.09)      (0.18)       (0.31)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................................. $    10.75  $    10.69  $    10.70   $    10.88
============================================================================ ==========  ==========  ==========   ==========
Total Return................................................................       1.65%       0.83%      (0.03)%       1.89%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................................... $2,144,989  $2,061,710  $1,780,576   $1,585,670
Ratio of Expenses to Average Net Assets.....................................       0.19%       0.19%       0.19%        0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees
 Paid Indirectly)...........................................................       0.19%       0.19%       0.19%        0.20%
Ratio of Net Investment Income to Average Net Assets........................       0.90%       0.75%       0.78%        0.98%
Portfolio Turnover Rate.....................................................         82%         40%         37%          41%
------------------------------------------------------------------------------------------------------------------------------

                                                                             -----------

                                                                                Year
                                                                               Ended
                                                                              Oct. 31,
                                                                                2011
----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................................ $    11.15
                                                                             ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................       0.18
  Net Gains (Losses) on Securities (Realized and Unrealized)................       0.01
   Total from Investment Operations.........................................       0.19
----------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................      (0.20)
  Net Realized Gains........................................................      (0.15)
   Total Distributions......................................................      (0.35)
----------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................................. $    10.99
============================================================================ ==========
Total Return................................................................       1.77%
----------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................................... $1,343,989
Ratio of Expenses to Average Net Assets.....................................       0.21%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees
 Paid Indirectly)...........................................................       0.21%
Ratio of Net Investment Income to Average Net Assets........................       1.65%
Portfolio Turnover Rate.....................................................         64%
----------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                        DFA Intermediate Government Fixed Income Portfolio
                                                                   -----------------------------------------------------------
                                                                      Year        Year         Year        Year        Year
                                                                     Ended       Ended        Ended       Ended       Ended
                                                                    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                                      2015        2014         2013        2012        2011
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.............................. $    12.60  $    12.52  $    13.13   $    12.90  $    12.84
                                                                   ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................................       0.27        0.29        0.31         0.37        0.44
  Net Gains (Losses) on Securities (Realized and Unrealized)......       0.13        0.08       (0.58)        0.32        0.10
                                                                   ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations...............................       0.40        0.37       (0.27)        0.69        0.54
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................................      (0.27)      (0.29)      (0.32)       (0.37)      (0.44)
  Net Realized Gains..............................................      (0.06)         --       (0.02)       (0.09)      (0.04)
                                                                   ----------  ----------  ----------   ----------  ----------
Total Distributions...............................................      (0.33)      (0.29)      (0.34)       (0.46)      (0.48)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................................... $    12.67  $    12.60  $    12.52   $    13.13  $    12.90
================================================================== ==========  ==========  ==========   ==========  ==========
Total Return......................................................       3.25%       3.00%      (2.09)%       5.49%       4.42%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............................. $3,378,949  $4,021,616  $3,665,838   $3,058,924  $2,377,280
Ratio of Expenses to Average Net Assets...........................       0.12%       0.12%       0.12%        0.13%       0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid Indirectly)...................       0.12%       0.12%       0.12%        0.13%       0.12%
Ratio of Net Investment Income to Average Net Assets..............       2.17%       2.30%       2.45%        2.85%       3.50%
Portfolio Turnover Rate...........................................         19%         29%          6%           4%         16%
--------------------------------------------------------------------------------------------------------------------------------

                                                                            DFA Short-Term Extended Quality Portfolio
                                                                   ----------------------------------------------------------
                                                                      Year        Year        Year        Year        Year
                                                                     Ended       Ended       Ended       Ended       Ended
                                                                    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                      2015        2014        2013        2012        2011
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.............................. $    10.86  $    10.86  $    10.98  $    10.86  $    10.93
                                                                   ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................................       0.17        0.16        0.17        0.21        0.25
  Net Gains (Losses) on Securities (Realized and Unrealized)......      (0.01)         --       (0.09)       0.13       (0.05)
                                                                   ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations...............................       0.16        0.16        0.08        0.34        0.20
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................................      (0.19)      (0.14)      (0.18)      (0.20)      (0.25)
  Net Realized Gains..............................................      (0.01)      (0.02)      (0.02)      (0.02)      (0.02)
                                                                   ----------  ----------  ----------  ----------  ----------
Total Distributions...............................................      (0.20)      (0.16)      (0.20)      (0.22)      (0.27)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................................... $    10.82  $    10.86  $    10.86  $    10.98  $    10.86
================================================================== ==========  ==========  ==========  ==========  ==========
Total Return......................................................       1.48%       1.44%       0.79%       3.22%       1.91%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............................. $3,896,233  $3,822,894  $2,632,084  $1,975,102  $1,333,202
Ratio of Expenses to Average Net Assets...........................       0.22%       0.22%       0.22%       0.22%       0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid Indirectly)...................       0.22%       0.22%       0.23%       0.23%       0.23%
Ratio of Net Investment Income to Average Net Assets..............       1.58%       1.45%       1.57%       1.96%       2.32%
Portfolio Turnover Rate...........................................         28%         23%         19%         21%         17%
------------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                                              DFA Targeted
                                                    DFA Intermediate-Term Extended Quality Portfolio        Credit Portfolio
                                              ------------------------------------------------------------  ----------------
                                                                                                                 Period
                                                                                                                May 20,
                                                  Year         Year         Year         Year       Year        2015 (a)
                                                 Ended        Ended        Ended        Ended      Ended           to
                                                Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,   Oct. 31,      Oct. 31,
                                                  2015         2014         2013         2012       2011          2015
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period......... $     10.80  $     10.50  $     11.10   $   10.46  $   10.28      $  10.00
                                              -----------  -----------  -----------   ---------  ---------      --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)............        0.33         0.33         0.31        0.33       0.33          0.08
 Net Gains (Losses) on Securities (Realized
   and Unrealized)...........................       (0.04)        0.28        (0.59)       0.61       0.16         (0.06)
                                              -----------  -----------  -----------   ---------  ---------      --------
   Total from Investment Operations..........        0.29         0.61        (0.28)       0.94       0.49          0.02
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.......................       (0.37)       (0.31)       (0.31)      (0.30)     (0.31)        (0.06)
 Net Realized Gains..........................       (0.05)          --        (0.01)         --         --            --
                                              -----------  -----------  -----------   ---------  ---------      --------
   Total Distributions.......................       (0.42)       (0.31)       (0.32)      (0.30)     (0.31)        (0.06)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............... $     10.67  $     10.80  $     10.50   $   11.10  $   10.46      $   9.96
============================================  ===========  ===========  ===========   =========  =========  ================
Total Return.................................        2.66%        5.91%       (2.62)%      9.19%      4.94%         0.18%(D)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........ $ 1,068,817  $ 2,133,894  $ 1,391,394   $ 828,270  $ 307,580      $220,608
Ratio of Expenses to Average Net Assets......        0.22%        0.22%        0.22%       0.22%      0.22%         0.20%(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid
 Indirectly).................................        0.22%        0.22%        0.23%       0.24%      0.27%         0.28%(C)(E)
Ratio of Net Investment Income to Average
 Net Assets..................................        3.05%        3.06%        2.88%       3.04%      3.27%         1.81%(C)(E)
Portfolio Turnover Rate......................          30%          23%          10%          8%        15%            2%(D)
-------------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                              DFA Investment Grade Portfolio
                                                         ------------------------------------------------------


                                                            Year          Year           Year          Year
                                                           Ended         Ended          Ended         Ended
                                                          Oct. 31,      Oct. 31,       Oct. 31,      Oct. 31,
                                                            2015          2014           2013          2012
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year...................... $    10.76  $    10.57     $    10.99     $  10.60
                                                         ----------  ----------     ----------     --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......................       0.27        0.26           0.25         0.25
  Net Gains (Losses) on Securities (Realized and
   Unrealized)..........................................       0.02        0.18          (0.42)        0.40
                                                         ----------  ----------     ----------     --------
   Total from Investment Operations.....................       0.29        0.44          (0.17)        0.65
----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................................      (0.25)      (0.25)         (0.24)       (0.26)
  Net Realized Gains....................................         --          --          (0.01)          --
                                                         ----------  ----------     ----------     --------
   Total Distributions..................................      (0.25)      (0.25)         (0.25)       (0.26)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................ $    10.80  $    10.76     $    10.57     $  10.99
======================================================== ==========  ==========     ==========     ========
Total Return............................................       2.77%       4.29%         (1.58)%       6.21%
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..................... $4,153,194  $2,433,057     $1,442,269     $899,163
Ratio of Expenses to Average Net Assets.................       0.22%       0.22%(B)       0.22%(B)     0.22%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor)......................       0.38%       0.40%(B)       0.41%(B)     0.41%(B)
Ratio of Net Investment Income to Average Net Assets....       2.49%       2.40%(B)       2.30%(B)     2.32%(B)
Portfolio Turnover Rate.................................         52%        N/A            N/A          N/A
----------------------------------------------------------------------------------------------------------------

                                                         ---------
                                                               Period
                                                              March 7,
                                                              2011 (a)
                                                                 to
                                                              Oct. 31,
                                                                2011
----------------------------------------------------------------------------
Net Asset Value, Beginning of Year...................... $  10.00
                                                         --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......................     0.19
  Net Gains (Losses) on Securities (Realized and
   Unrealized)..........................................     0.54
                                                         --------
   Total from Investment Operations.....................     0.73
----------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................................    (0.13)
  Net Realized Gains....................................       --
                                                         --------
   Total Distributions..................................    (0.13)
----------------------------------------------------------------------------
Net Asset Value, End of Year............................ $  10.60
======================================================== ========
Total Return............................................     7.35%(D)
----------------------------------------------------------------------------
Net Assets, End of Year (thousands)..................... $199,654
Ratio of Expenses to Average Net Assets.................     0.22%(B)(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor)......................     0.50%(B)(C)(E)
Ratio of Net Investment Income to Average Net Assets....     2.68%(C)(E)
Portfolio Turnover Rate.................................      N/A
----------------------------------------------------------------------------

                                                                 DFA Inflation-Protected Securities Portfolio
                                                         ------------------------------------------------------------


                                                             Year        Year         Year        Year        Year
                                                            Ended       Ended        Ended       Ended       Ended
                                                           Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                             2015        2014         2013        2012        2011
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year...................... $    11.75   $    11.84  $    13.00   $    12.35  $    11.85
                                                         ----------   ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......................       0.06         0.22        0.21         0.27        0.55
  Net Gains (Losses) on Securities (Realized and
   Unrealized)..........................................      (0.17)       (0.06)      (1.05)        0.79        0.52
                                                         ----------   ----------  ----------   ----------  ----------
   Total from Investment Operations.....................      (0.11)        0.16       (0.84)        1.06        1.07
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................................      (0.07)       (0.25)      (0.24)       (0.27)      (0.51)
  Net Realized Gains....................................      (0.03)          --       (0.08)       (0.14)      (0.06)
                                                         ----------   ----------  ----------   ----------  ----------
   Total Distributions..................................      (0.10)       (0.25)      (0.32)       (0.41)      (0.57)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................ $    11.54   $    11.75  $    11.84   $    13.00  $    12.35
======================================================== ==========   ==========  ==========   ==========  ==========
Total Return............................................      (0.98)%       1.38%      (6.59)%       8.70%       9.38%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..................... $2,982,898   $2,722,146  $2,592,771   $2,511,251  $1,888,045
Ratio of Expenses to Average Net Assets.................       0.12%        0.12%       0.12%        0.13%       0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor)......................       0.12%        0.12%       0.12%        0.13%       0.13%
Ratio of Net Investment Income to Average Net Assets....       0.54%        1.83%       1.68%        2.12%       4.64%
Portfolio Turnover Rate.................................         12%          25%         26%           9%         18%
----------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                              DFA Short-Duration       DFA Municipal Real   DFA Municipal
                                                            Real Return Portfolio       Return Portfolio    Bond Portfolio
                                                        --------------------           ------------------   --------------
                                                                          Period             Period             Period
                                                                         Nov. 5,            Nov. 4,           March 10,
                                                           Year          2013 (a)           2014 (a)           2015 (a)
                                                          Ended             to                 to                 to
                                                         Oct. 31,        Oct. 31,           Oct. 31,           Oct. 31,
                                                           2015            2014               2015               2015
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period................... $   10.00   $  10.00                $  10.00           $  10.00
                                                        ---------   --------                --------           --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)......................      0.14       0.11                    0.11               0.09
 Net Gains (Losses) on Securities (Realized and
   Unrealized).........................................     (0.26)     (0.09)                  (0.31)              0.09
                                                        ---------   --------                --------           --------
   Total from Investment Operations....................     (0.12)      0.02                   (0.20)              0.18
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.................................     (0.09)     (0.02)                  (0.08)             (0.06)
 Net Realized Gains....................................        --         --                      --                 --
                                                        ---------   --------                --------           --------
   Total Distributions.................................     (0.09)     (0.02)                  (0.08)             (0.06)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period......................... $    9.79   $  10.00                $   9.72           $  10.12
======================================================  =========   ========           ==================   ==============
Total Return...........................................     (1.24)%     0.20%(D)               (1.98)%(D)          1.83%(D)
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).................. $ 784,996   $632,077                $184,238           $100,315
Ratio of Expenses to Average Net Assets................      0.24%      0.24%(B)(C)(E)          0.27%(C)(E)        0.23%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor)..........      0.23%      0.31%(B)(C)(E)          0.35%(C)(E)        0.37%(C)(E)
Ratio of Net Investment Income to Average Net Assets...      1.38%      1.12%(B)(C)(E)          1.12%(C)(E)        1.31%(C)(E)
Portfolio Turnover Rate................................        30%       138%(D)                   0%(D)              2%(D)
------------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                    DFA Short-TermMunicipal Bond Portfolio
                          ----------------------------------------------------------


                             Year        Year        Year        Year        Year
                            Ended       Ended       Ended       Ended       Ended
                           Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                             2015        2014        2013        2012        2011
--------------------------------------------------------------------------------------
Net Asset
 Value,
 Beginning of
 Period.................. $    10.23  $    10.23  $    10.29  $    10.30  $    10.34
                          ----------  ----------  ----------  ----------  ----------
Income from
 Investment
 Operations
-----------
 Net
   Investment
   Income
   (Loss) (A)............       0.09        0.09        0.10        0.14        0.16
 Net Gains
   (Losses) on Securities
    (Realized
   and
   Unrealized)...........       0.01          --       (0.06)      (0.01)      (0.03)
                          ----------  ----------  ----------  ----------  ----------
   Total from
    Investment
    Operations...........       0.10        0.09        0.04        0.13        0.13
--------------------------------------------------------------------------------------
Less
 Distributions
-------------
 Net
   Investment
   Income................      (0.09)      (0.09)      (0.10)      (0.14)      (0.17)
 Net Realized
   Gains.................         --          --          --          --          --
                          ----------  ----------  ----------  ----------  ----------
   Total
    Distributions........      (0.09)      (0.09)      (0.10)      (0.14)      (0.17)
--------------------------------------------------------------------------------------
Net Asset
 Value, End of
 Period.................. $    10.24  $    10.23  $    10.23  $    10.29  $    10.30
========================= ==========  ==========  ==========  ==========  ==========
Total Return.............       1.00%       0.87%       0.42%       1.30%       1.24%
--------------------------------------------------------------------------------------
Net Assets,
 End of Period
 (thousands)............. $2,199,837  $2,206,915  $1,780,699  $1,582,296  $1,525,039
Ratio of
 Expenses to
 Average Net
 Assets..................       0.22%       0.22%       0.22%       0.22%       0.23%
Ratio of
 Expenses to
 Average Net Assets
  (Excluding
 Fees
 (Waived),
 (Expenses
 Reimbursed),
 and/or
 Previously Waived
  Fees
 Recovered by
 Advisor and
 Fees Paid
 Indirectly).............       0.22%       0.22%       0.22%       0.22%       0.23%
Ratio of Net
 Investment
 Income to
  Average Net
 Assets..................       0.90%       0.88%       0.98%       1.38%       1.60%
Portfolio
 Turnover Rate...........         18%         30%         24%         20%         13%
--------------------------------------------------------------------------------------

                          DFA Intermediate-Term Municipal Bond Portfolio
                          --------------------------------------
                                                              Period
                                                             March 1,
                            Year       Year       Year       2012 (a)
                           Ended      Ended      Ended          to
                          Oct. 31,   Oct. 31,   Oct. 31,     Oct. 31,
                            2015       2014       2013         2012
------------------------------------------------------------------------
Net Asset
 Value,
 Beginning of
 Period.................. $  10.10   $   9.84  $  10.06   $ 10.00
                          --------   --------  --------   -------
Income from
 Investment
 Operations
-----------
 Net
   Investment
   Income
   (Loss) (A)............     0.15       0.17      0.13      0.07
 Net Gains
   (Losses) on Securities
    (Realized
   and
   Unrealized)...........     0.06       0.25     (0.22)     0.04
                          --------   --------  --------   -------
   Total from
    Investment
    Operations...........     0.21       0.42     (0.09)     0.11
------------------------------------------------------------------------
Less
 Distributions
-------------
 Net
   Investment
   Income................    (0.14)     (0.16)    (0.13)    (0.05)
 Net Realized
   Gains.................       --         --        --        --
                          --------   --------  --------   -------
   Total
    Distributions........    (0.14)     (0.16)    (0.13)    (0.05)
------------------------------------------------------------------------
Net Asset
 Value, End of
 Period.................. $  10.17   $  10.10  $   9.84   $ 10.06
========================= ========   ========  ========   ========
Total Return.............     2.13%      4.34%    (0.91)%    1.13%(D)
------------------------------------------------------------------------
Net Assets,
 End of Period
 (thousands)............. $910,481   $508,722  $269,514   $89,499
Ratio of
 Expenses to
 Average Net
 Assets..................     0.23%      0.23%     0.23%     0.23%(C)(E)
Ratio of
 Expenses to
 Average Net Assets
  (Excluding
 Fees
 (Waived),
 (Expenses
 Reimbursed),
 and/or
 Previously Waived
  Fees
 Recovered by
 Advisor and
 Fees Paid
 Indirectly).............     0.23%      0.24%     0.26%     0.34%(C)(E)
Ratio of Net
 Investment
 Income to
  Average Net
 Assets..................     1.47%      1.69%     1.36%     1.09%(C)(E)
Portfolio
 Turnover Rate...........        1%         4%        0%        2%(D)
------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                    DFA California Short-Term Municipal Bond Portfolio
                                                                    ------------------------------------------------


                                                                      Year       Year      Year      Year      Year
                                                                     Ended      Ended     Ended     Ended     Ended
                                                                    Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                      2015       2014      2013      2012      2011
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period............................... $  10.33   $  10.31  $  10.34  $  10.32  $  10.39
                                                                    --------   --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................................     0.08       0.09      0.10      0.15      0.17
  Net Gains (Losses) on Securities (Realized and Unrealized).......     0.01       0.01     (0.03)     0.02     (0.06)
                                                                    --------   --------  --------  --------  --------
   Total from Investment Operations................................     0.09       0.10      0.07      0.17      0.11
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................................    (0.08)     (0.08)    (0.10)    (0.15)    (0.18)
                                                                    --------   --------  --------  --------  --------
   Total Distributions.............................................    (0.08)     (0.08)    (0.10)    (0.15)    (0.18)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..................................... $  10.34   $  10.33  $  10.31  $  10.34  $  10.32
=================================================================== ========   ========  ========  ========  ========
Total Return.......................................................     0.87%      1.02%     0.70%     1.61%     1.08%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............................. $825,484   $703,773  $521,090  $395,141  $317,822
Ratio of Expenses to Average Net Assets............................     0.22%      0.22%     0.23%     0.23%     0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
 Advisor)..........................................................     0.22%      0.22%     0.23%     0.23%     0.23%
Ratio of Net Investment Income to Average Net Assets...............     0.78%      0.83%     0.98%     1.41%     1.69%
Portfolio Turnover Rate............................................       23%        22%       28%       20%       15%
-----------------------------------------------------------------------------------------------------------------------

                                                                         DFA California Intermediate-Term
                                                                             Municipal Bond Portfolio
                                                                    ------------------------------------
                                                                                                     Period
                                                                                                    Nov. 29,
                                                                      Year      Year      Year      2011 (a)
                                                                     Ended     Ended     Ended         to
                                                                    Oct. 31,  Oct. 31,  Oct. 31,    Oct. 31,
                                                                      2015      2014      2013        2012
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period............................... $  10.47  $  10.16  $ 10.30  $ 10.00
                                                                    --------  --------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................................     0.17      0.18     0.15     0.15
  Net Gains (Losses) on Securities (Realized and Unrealized).......     0.08      0.30    (0.14)    0.27
                                                                    --------  --------  -------  -------
   Total from Investment Operations................................     0.25      0.48     0.01     0.42
----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................................    (0.16)    (0.17)   (0.15)   (0.12)
                                                                    --------  --------  -------  -------
   Total Distributions.............................................    (0.16)    (0.17)   (0.15)   (0.12)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..................................... $  10.56  $  10.47  $ 10.16  $ 10.30
=================================================================== ========  ========  ======== ========
Total Return.......................................................     2.46%     4.82%    0.08%    4.21%(D)
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............................. $196,624  $140,424  $97,199  $58,652
Ratio of Expenses to Average Net Assets............................     0.23%     0.23%    0.23%    0.23%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
 Advisor)..........................................................     0.23%     0.24%    0.26%    0.41%(C)(E)
Ratio of Net Investment Income to Average Net Assets...............     1.59%     1.75%    1.48%    1.51%(C)(E)
Portfolio Turnover Rate............................................        2%       14%      11%       0%(D)
----------------------------------------------------------------------------------------------------------------

                                                                    DFA NY Municipal
                                                                     Bond Portfolio
                                                                    ----------------
                                                                         Period
                                                                        June 16,
                                                                        2015 (a)
                                                                           to
                                                                        Oct. 31,
                                                                          2015
--------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period...............................     $ 10.00
                                                                        -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................................        0.05
  Net Gains (Losses) on Securities (Realized and Unrealized).......        0.12
                                                                        -------
   Total from Investment Operations................................        0.17
--------------------------------------------------------------------------------------
Less Distributions
------------------                                                        (0.03)
  Net Investment Income............................................          --
                                                                        -------
   Total Distributions.............................................       (0.03)
--------------------------------------------------------------------------------------
Net Asset Value, End of Period.....................................     $ 10.14
=================================================================== ================
Total Return.......................................................        1.75%(D)
--------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..............................     $28,985
Ratio of Expenses to Average Net Assets............................        0.25%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
 Advisor)..........................................................        0.51%(C)(E)
Ratio of Net Investment Income to Average Net Assets...............        1.25%(C)(E)
Portfolio Turnover Rate............................................           0%
--------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund" or "IDG") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eighty-one operational portfolios, of which twenty (the "Portfolios") are included in this report. The remaining operational portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Foreign Currency Translation: Securities and other assets and liabilities of DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio (the "International Fixed Income Portfolios"), DFA Investment Grade Portfolio and DFA Short-Duration Real Return Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The International Fixed Income Portfolios enter into forward currency contracts for the purpose of hedging against fluctuations in currency exchange rates or to transfer balances from one currency to another. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged. Forward currency contracts are marked-to-market daily based on daily forward exchange rates.

   The International Fixed Income Portfolios, DFA Investment Grade Portfolio and DFA Short-Duration Real Return Portfolio isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Fixed Income Portfolios, DFA Investment Grade Portfolio and DFA Short-Duration Real Return Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor and Administrator:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolios. On May 8, 2015 and June 10, 2015 at a Special Joint Meeting of Shareholders, shareholders of the Portfolios approved new investment management agreements, which became effective July 21, 2015, that provide a uniform agreement that increases transparency and better describes all of the services that the Advisor provides to each Portfolio. The rate charged to each Portfolio under the new investment management agreement for investment management services is equal to the rate charged under each Portfolio's previous investment advisory or management agreement with the Advisor. For the year ended October 31, 2015, the Portfolios' investment advisory services/management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

        DFA One-Year Fixed Income Portfolio....................... 0.15%
        DFA Two-Year Global Fixed Income Portfolio................ 0.15%
        DFA Selectively Hedged Global Fixed Income Portfolio...... 0.15%
        DFA Five-Year Global Fixed Income Portfolio............... 0.25%
        DFA World ex U.S. Government Fixed Income Portfolio....... 0.18%
        DFA Short-Term Government Portfolio....................... 0.17%
        DFA Intermediate Government Fixed Income Portfolio........ 0.10%
        DFA Short-Term Extended Quality Portfolio................. 0.20%
        DFA Intermediate-Term Extended Quality Portfolio.......... 0.20%
        DFA Targeted Credit Portfolio............................. 0.19%
        DFA Investment Grade Portfolio............................ 0.20%
        DFA Inflation-Protected Securities Portfolio.............. 0.10%
        DFA Short-Duration Real Return Portfolio.................. 0.20%
        DFA Municipal Real Return Portfolio....................... 0.20%
        DFA Municipal Bond Portfolio.............................. 0.20%
        DFA Short-Term Municipal Bond Portfolio................... 0.20%
        DFA Intermediate-Term Municipal Bond Portfolio............ 0.20%
        DFA California Short-Term Municipal Bond Portfolio........ 0.20%
        DFA California Intermediate-Term Municipal Bond Portfolio. 0.20%
        DFA NY Municipal Bond Portfolio........................... 0.20%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the Portfolios below will remain in effect through February 28, 2016 (February 28, 2017 with respect to the DFA Targeted Credit Portfolio and DFA NY Municipal Bond Portfolio), and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2015, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of recovery.

                                                                                     Previously
                                                                     Recovery       Waived Fees/
                                                       Expense    of Previously   Expenses Assumed
                                                      Limitation   Waived Fees/   Subject to Future
                                                        Amount   Expenses Assumed     Recovery
-                                                     ---------- ---------------- -----------------
DFA Selectively Hedged Global Fixed Income
  Portfolio (1)......................................    0.25%           --                 --
DFA World ex U.S. Government Fixed Income
  Portfolio (1)......................................    0.20%           --            $   187
DFA Short-Term Government Portfolio (2)..............    0.20%           --                 --
DFA Short-Term Extended Quality Portfolio (1)........    0.22%         $ 91                438
DFA Intermediate-Term Extended Quality Portfolio (1).    0.22%          156                212
DFA Targeted Credit Portfolio (1)....................    0.20%           --                 68
DFA Investment Grade Portfolio (3)...................    0.22%           --             10,753
DFA Inflation-Protected Securities Portfolio (1).....    0.20%           --                 --
DFA Short-Duration Real Return Portfolio (4).........    0.24%           74                220
DFA Municipal Real Return Portfolio (1)..............    0.27%           --                 73
DFA Municipal Bond Portfolio (1).....................    0.23%           --                 54
DFA Short-Term Municipal Bond Portfolio (2)..........    0.30%           --                 --
DFA Intermediate-Term Municipal Bond Portfolio (1)...    0.23%           25                123
DFA California Short-Term Municipal Bond
  Portfolio (1)......................................    0.30%           --                 --
DFA California Intermediate-Term Municipal Bond
  Portfolio (1)......................................    0.23%            4                 48
DFA NY Municipal Bond Portfolio (1)..................    0.25%           --                 24

   (1) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rate listed above as a percentage of average net assets of such class of the Portfolio (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within 36 months and will not cause the Portfolio's annualized Portfolio Expenses for such class to exceed the Expense Limitation Amount.

   (2) The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the Portfolio's ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of a class of the Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of average net assets of such class of the Portfolio (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived to the extent that such recovery is within 36 months and will not cause the Portfolio's annualized Portfolio Expenses for such class to exceed the Expense Limitation Amount.

   (3) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rate listed above as a percentage of average net assets of such class of the Portfolio (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within 36 months and will not cause the Portfolio's annualized Portfolio Expenses for such class to exceed the Expense Limitation Amount.

   (4) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.20% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor (the "Underlying Funds"). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of such class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio's annualized Portfolio Expenses are less than the Portfolio's Expense Limitation Amount, listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within 36 months and will not cause the annualized Portfolio Expenses of a class of the Portfolio to exceed the Expense Limitation Amount.

Earned Income Credit:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the year ended October 31, 2015, expenses reduced were as follows (amounts in thousands):

                                                              Fees Paid
                                                              Indirectly
                                                              ----------
        DFA Two-Year Global Fixed Income Portfolio...........    $32
        DFA Selectively Hedged Global Fixed Income Portfolio.     18
        DFA Five-Year Global Fixed Income Portfolio..........     78
        DFA World ex U.S. Government Fixed Income Portfolio..      6
        DFA Short-Term Extended Quality Portfolio............     37
        DFA Targeted Credit Portfolio........................      1
        DFA Investment Grade Portfolio.......................      4

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2015, the total related amounts paid by the Fund to the CCO were $275 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

           DFA One-Year Fixed Income Portfolio.................. $339
           DFA Two-Year Global Fixed Income Portfolio...........  280
           DFA Selectively Hedged Global Fixed Income Portfolio.   21
           DFA Five-Year Global Fixed Income Portfolio..........  211
           DFA World ex U.S. Government Fixed Income Portfolio..    3
           DFA Short-Term Government Portfolio..................   59

         DFA Intermediate Government Fixed Income Portfolio........ $94
         DFA Short-Term Extended Quality Portfolio.................  45
         DFA Intermediate-Term Extended Quality Portfolio..........  17
         DFA Targeted Credit Portfolio.............................  --
         DFA Investment Grade Portfolio............................  18
         DFA Inflation-Protected Securities Portfolio..............  57
         DFA Short-Duration Real Return Portfolio..................   2
         DFA Municipal Real Return Portfolio.......................  --
         DFA Municipal Bond Portfolio..............................  --
         DFA Short-Term Municipal Bond Portfolio...................  62
         DFA Intermediate-Term Municipal Bond Portfolio............   3
         DFA California Short-Term Municipal Bond Portfolio........  14
         DFA California Intermediate-Term Municipal Bond Portfolio.   1
         DFA NY Municipal Bond Portfolio...........................  --

E. Purchases and Sales of Securities:

   For the year ended October 31, 2015, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                                         U.S. Government      Other Investment
                                                           Securities            Securities
                                                      --------------------- ---------------------
                                                      Purchases    Sales    Purchases    Sales
                                                      ---------- ---------- ---------- ----------
DFA One-Year Fixed Income Portfolio.................. $1,736,636 $1,878,989 $3,798,746 $4,840,061
DFA Two-Year Global Fixed Income Portfolio...........  3,403,524  2,831,844  3,749,141  4,952,444
DFA Selectively Hedged Global Fixed Income Portfolio.     74,384    105,285    523,428    587,065
DFA Five-Year Global Fixed Income Portfolio..........    913,331    682,157  5,870,741  4,680,656
DFA World ex U.S. Government Fixed Income Portfolio..      7,609         --    365,918    123,624
DFA Short-Term Government Portfolio..................  2,031,098  1,770,698         --         --
DFA Intermediate Government Fixed Income Portfolio...  1,614,171    797,402         --         --
DFA Short-Term Extended Quality Portfolio............     59,128     44,307  1,655,252  1,116,209
DFA Intermediate-Term Extended Quality Portfolio.....    392,777    305,282  1,176,407    391,558
DFA Targeted Credit Portfolio........................         --         --    221,642      3,703
DFA Investment Grade Portfolio.......................         --         --    964,640  2,008,821
DFA Inflation-Protected Securities Portfolio.........    532,899    357,022         --         --
DFA Short-Duration Real Return Portfolio.............    106,904     95,019    287,025    119,156
DFA Municipal Real Return Portfolio..................         --         --    177,542         --
DFA Municipal Bond Portfolio.........................         --         --     99,302      1,008
DFA Short-Term Municipal Bond Portfolio..............         --         --    481,424    393,236
DFA Intermediate-Term Municipal Bond Portfolio.......         --         --    407,610      6,932
DFA California Short-Term Municipal Bond Portfolio...         --         --    293,655    159,910
DFA California Intermediate-Term Municipal Bond
  Portfolio..........................................         --         --     61,920      4,012
DFA NY Municipal Bond Portfolio......................         --         --     28,268         --

   For the year ended October 31, 2015, DFA Investment Grade Portfolio made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                                    DFA Investment Grade Portfolio
                                 --------------------------------------------------------------------
                                 Balance at Balance at                      Dividend Distributions of
Affiliated Investment Companies  10/31/2014 10/31/2015 Purchases   Sales     Income   Realized Gains
-------------------------------  ---------- ---------- --------- ---------- -------- ----------------
DFA Intermediate Government
  Fixed Income Portfolio........ $  928,227     --     $508,203  $1,440,777 $24,780       $4,623
DFA Intermediate-Term Extended
  Quality Portfolio.............  1,208,051     --      810,954   2,001,090  41,588        5,335

                                                    DFA Investment Grade Portfolio
                                 ---------------------------------------------------------------------
                                 Balance at Balance at                       Dividend Distributions of
Affiliated Investment Companies  10/31/2014 10/31/2015 Purchases    Sales     Income   Realized Gains
-------------------------------  ---------- ---------- ---------- ---------- -------- ----------------
  DFA Short-Term Extended
    Quality Portfolio........... $  179,194     --     $  396,244 $  573,909 $ 5,541      $   130
  DFA Short-Term Government
    Portfolio...................    110,392     --         52,304    163,294   1,161          217
                                 ----------     --     ---------- ---------- -------      -------
  Total......................... $2,425,864     --     $1,767,705 $4,179,070 $73,070      $10,305
                                 ==========     ==     ========== ========== =======      =======

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to net foreign currency gains/losses, non-deductible expenses, expiration of capital loss carryovers, distribution redesignations and short term distributions from underlying RICs were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                         Increase       Increase
                                                                        (Decrease)     (Decrease)
                                                         Increase     Undistributed   Accumulated
                                                        (Decrease)    Net Investment  Net Realized
                                                      Paid-In Capital     Income     Gains (Losses)
                                                      --------------- -------------- --------------
DFA One-Year Fixed Income Portfolio..................    $      4              --       $     (4)
DFA Two-Year Global Fixed Income Portfolio...........     (60,244)       $(11,924)        72,168
DFA Selectively Hedged Global Fixed Income Portfolio.         928          (6,145)         5,217
DFA Five-Year Global Fixed Income Portfolio..........       7,274          (9,921)         2,647
DFA World ex U.S. Government Fixed Income Portfolio..       2,333          35,948        (38,281)
DFA Short-Term Government Portfolio..................       3,106          (1,055)        (2,051)
DFA Intermediate Government Fixed Income Portfolio...      79,063          (4,910)       (74,154)
DFA Short-Term Extended Quality Portfolio............       2,195          (1,554)          (641)
DFA Intermediate-Term Extended Quality Portfolio.....       2,829              (1)        (2,828)
DFA Targeted Credit Portfolio........................          --              --             --
DFA Investment Grade Portfolio.......................       1,841          (1,309)          (532)
DFA Inflation-Protected Securities Portfolio.........       1,789           1,875         (3,664)
DFA Short-Duration Real Return Portfolio.............         644            (854)           210
DFA Municipal Real Return Portfolio..................          --              --             --
DFA Municipal Bond Portfolio.........................          --              --             --
DFA Short-Term Municipal Bond Portfolio..............          --              --             --
DFA Intermediate-Term Municipal Bond Portfolio.......          --              --             --
DFA California Short-Term Municipal Bond Portfolio...          --              --             --
DFA California Intermediate-Term Municipal Bond
  Portfolio..........................................          --              --             --
DFA NY Municipal Bond Portfolio......................          --              --             --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                              Net Investment
                                                Income and
                                                Short-Term     Long-Term   Tax Exempt Return of
                                              Capital Gains  Capital Gains   Income    Capital   Total
                                              -------------- ------------- ---------- --------- --------
DFA One-Year Fixed Income Portfolio
2014.........................................    $ 28,905       $ 4,135        --          --   $ 33,040
2015.........................................      32,663         2,569        --          --     35,232
DFA Two-Year Global Fixed Income Portfolio
2014.........................................      49,533         2,218        --          --     51,751
2015.........................................      69,027           561        --      $1,390     70,978
DFA Selectively Hedged Global Fixed Income
  Portfolio
2014.........................................      12,924            79        --          --     13,003
2015.........................................      17,496            --        --          --     17,496
DFA Five-Year Global Fixed Income Portfolio
2014.........................................     112,109        97,134        --          --    209,243
2015.........................................     189,750        14,765        --          --    204,515
DFA World ex U.S. Government Fixed Income
  Portfolio
2014.........................................       7,631            --        --          --      7,631
2015.........................................      24,187         1,249        --          --     25,436
DFA Short-Term Government Portfolio
2014.........................................      13,843         3,400        --          --     17,243
2015.........................................      19,822         3,547        --          --     23,369
DFA Intermediate Government Fixed Income
  Portfolio
2014.........................................      82,370            --        --          --     82,370
2015.........................................      94,410        20,171        --          --    114,581
DFA Short-Term Extended Quality Portfolio
2014.........................................      43,890         4,861        --          --     48,751
2015.........................................      73,532         2,296        --          --     75,828
DFA Intermediate-Term Extended Quality
  Portfolio
2014.........................................      50,273           441        --          --     50,714
2015.........................................      80,044         8,975        --          --     89,019
DFA Targeted Credit Portfolio
2014.........................................          --            --        --          --         --
2015.........................................       1,166            --        --          --      1,166
DFA Investment Grade Portfolio
2014.........................................      46,763           330        --          --     47,093
2015.........................................      74,964            81        --          --     75,045
DFA Inflation-Protected Securities Portfolio
2014.........................................      50,951         3,978        --          --     54,929
2015.........................................      15,848         7,650        --          --     23,498
DFA Short-Duration Real Return Portfolio
2014.........................................         176            --        --          --        176
2015.........................................       5,809            14        --          --      5,823
DFA Municipal Real Return Portfolio
2014.........................................          --            --        --          --         --
2015.........................................          --            --       937          --        937

                                                 Net Investment
                                                   Income and
                                                   Short-Term     Long-Term   Tax Exempt Return of
                                                 Capital Gains  Capital Gains   Income    Capital   Total
                                                 -------------- ------------- ---------- --------- -------
DFA Municipal Bond Portfolio
2014............................................       --            --             --      --          --
2015............................................       --            --        $   395      --     $   395
DFA Short-Term Municipal Bond Portfolio
2014............................................       --            --         17,269      --      17,269
2015............................................       --            --         19,786      --      19,786
DFA Intermediate-Term Municipal Bond Portfolio
2014............................................       --            --          6,232      --       6,232
2015............................................       --            --          9,647      --       9,647
DFA California Short-Term Municipal Bond
  Portfolio
2014............................................       --            --          5,014      --       5,014
2015............................................       --            --          5,873      --       5,873
DFA California Intermediate-Term Municipal Bond
  Portfolio
2014............................................       --            --          1,997      --       1,997
2015............................................       --            --          2,603      --       2,603
DFA NY Municipal Bond Portfolio
2014............................................       --            --             --      --          --
2015............................................       --            --             89      --          89

   DFA Targeted Credit Portfolio and DFA NY Municipal Bond Portfolio commenced operations on May 20, 2015 and June 16, 2015, respectively, and did not pay any distributions for the years ended October 31, 2014 and October 31, 2015. DFA Municipal Real Return Portfolio and DFA Municipal Bond Portfolio commenced operations on November 4, 2014 and March 10, 2015 respectively, and did not pay any distributions for the year ended October 31, 2014.

   At October 31, 2015, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                      Net Investment
                                                        Income and
                                                        Short-Term
                                                        Long-Term
                                                      Capital Gains  Capital Gains Total
                                                      -------------- ------------- ------
DFA Selectively Hedged Global Fixed Income Portfolio.     $  928            --     $  928
DFA Five-Year Global Fixed Income Portfolio..........      5,881        $1,220      7,101
DFA World ex U.S. Government Fixed Income Portfolio..      2,294            39      2,333
DFA Short-Term Government Portfolio..................      1,252           289      1,541
DFA Intermediate Government Fixed Income Portfolio...      4,921           821      5,742
DFA Investment Grade Portfolio.......................      1,576           265      1,841
DFA Inflation-Protected Securities Portfolio.........         --         1,340      1,340
DFA Short-Duration Real Return Portfolio.............        644            --        644

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                              Undistributed                                               Total Net
                                              Net Investment                                            Distributable
                                                Income and   Undistributed                 Unrealized     Earnings
                                                Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                              Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                              -------------- ------------- ------------- -------------- -------------
DFA One-Year Fixed Income Portfolio..........    $ 6,723        $ 2,548            --       $    820      $ 10,091
DFA Two-Year Global Fixed Income Portfolio...         --             --            --         (3,758)       (3,758)
DFA Selectively Hedged Global Fixed Income
  Portfolio..................................      7,673             --      $(93,378)        (1,150)      (86,855)
DFA Five-Year Global Fixed Income Portfolio..     65,148         30,550            --         63,527       159,225
DFA World ex U.S. Government Fixed Income
  Portfolio..................................     35,859            629            --        (33,219)        3,269
DFA Short-Term Government Portfolio..........      5,823          5,102            --          6,082        17,007
DFA Intermediate Government Fixed Income
  Portfolio..................................      8,866         14,799            --         55,601        79,266
DFA Short-Term Extended Quality Portfolio....      2,876          5,232            --          5,245        13,353
DFA Intermediate-Term Extended
  Quality Portfolio..........................      2,692          5,134            --         (7,493)          333
DFA Targeted Credit Portfolio................        403             --            --           (847)         (444)
DFA Investment Grade Portfolio...............      8,420         13,536            --          3,433        25,389
DFA Inflation-Protected Securities Portfolio.         --          2,828            --          2,156         4,984
DFA Short-Duration Real Return Portfolio.....      7,593             --        (8,196)       (16,373)      (16,976)
DFA Municipal Real Return Portfolio..........        151             --            --         (1,570)       (1,419)
DFA Municipal Bond Portfolio.................        111             --            (3)         1,052         1,160
DFA Short-Term Municipal Bond Portfolio......      1,556             --           (89)        16,765        18,232
DFA Intermediate-Term Municipal Bond
  Portfolio..................................      1,072             --           (93)        16,651        17,630
DFA California Short-Term Municipal
  Bond Portfolio.............................        509             --            (8)         6,737         7,238
DFA California Intermediate-Term Municipal
  Bond Portfolio.............................        242             --            (6)         4,667         4,903
DFA NY Municipal Bond Portfolio..............         30             --            --            342           372

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                      Expires on October 31
                                                      ---------------------
                                                      2018       2019       Unlimited  Total
                                                      ----       ----       --------- -------
DFA One-Year Fixed Income Portfolio..................  --         --              --       --
DFA Two-Year Global Fixed Income Portfolio...........  --         --              --       --
DFA Selectively Hedged Global Fixed Income Portfolio.  --         --         $93,378  $93,378
DFA Five-Year Global Fixed Income Portfolio..........  --         --              --       --
DFA World ex U.S. Government Fixed Income Portfolio..  --         --              --       --
DFA Short-Term Government Portfolio..................  --         --              --       --
DFA Intermediate Government Fixed Income Portfolio...  --         --              --       --
DFA Short-Term Extended Quality Portfolio............  --         --              --       --

                                                           Expires on October 31
                                                           ---------------------
                                                           2018       2019       Unlimited Total
                                                           ----       ----       --------- ------
DFA Intermediate-Term Extended Quality Portfolio..........  --         --             --       --
DFA Targeted Credit Portfolio.............................  --         --             --       --
DFA Investment Grade Portfolio............................  --         --             --       --
DFA Inflation-Protected Securities Portfolio..............  --         --             --       --
DFA Short-Duration Real Return Portfolio..................  --         --         $8,196   $8,196
DFA Municipal Real Return Portfolio.......................  --         --             --       --
DFA Municipal Bond Portfolio..............................  --         --              3        3
DFA Short-Term Municipal Bond Portfolio...................  --        $ 3             85       88
DFA Intermediate-Term Municipal Bond Portfolio............  --         --             93       93
DFA California Short-Term Municipal Bond Portfolio........ $ 1          3              4        8
DFA California Intermediate-Term Municipal Bond Portfolio.  --         --              6        6
DFA NY Municipal Bond Portfolio...........................  --         --             --       --

   At October 31, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                                      Net
                                                                                                   Unrealized
                                                            Federal     Unrealized   Unrealized   Appreciation
                                                            Tax Cost   Appreciation Depreciation (Depreciation)
                                                           ----------- ------------ ------------ --------------
DFA One-Year Fixed Income Portfolio....................... $ 7,394,835   $ 3,364      $ (2,544)     $    820
DFA Two-Year Global Fixed Income Portfolio................   5,602,728     3,674        (7,430)       (3,756)
DFA Selectively Hedged Global Fixed Income Portfolio......     987,038     2,945        (3,544)         (599)
DFA Five-Year Global Fixed Income Portfolio...............  11,459,205    66,836        (3,820)       63,016
DFA World ex U.S. Government Fixed Income Portfolio.......     587,347     1,180       (34,781)      (33,601)
DFA Short-Term Government Portfolio.......................   2,127,616     6,692          (610)        6,082
DFA Intermediate Government Fixed Income Portfolio........   3,287,403    62,022        (6,421)       55,601
DFA Short-Term Extended Quality Portfolio.................   3,869,327    15,553       (10,308)        5,245
DFA Intermediate-Term Extended Quality Portfolio..........   1,119,538     7,991       (15,484)       (7,493)
DFA Targeted Credit Portfolio.............................     219,754       305        (1,152)         (847)
DFA Investment Grade Portfolio............................   4,473,379    11,894        (8,461)        3,433
DFA Inflation-Protected Securities Portfolio..............   2,982,089    42,290       (40,134)        2,156
DFA Short-Duration Real Return Portfolio..................     800,919     3,079        (2,368)          711
DFA Municipal Real Return Portfolio.......................     183,070     1,592           (61)        1,531
DFA Municipal Bond Portfolio..............................      98,115     1,058            (7)        1,051
DFA Short-Term Municipal Bond Portfolio...................   2,156,970    16,882          (116)       16,766
DFA Intermediate-Term Municipal Bond Portfolio............     885,875    16,826          (175)       16,651
DFA California Short-Term Municipal Bond Portfolio........     809,539     6,823           (86)        6,737
DFA California Intermediate-Term Municipal Bond Portfolio.     191,317     4,694           (28)        4,666
DFA NY Municipal Bond Portfolio...........................      28,353       347            (4)          343

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by Portfolios.

   2. Forward Currency Contracts: The International Fixed Income Portfolios, DFA Investment Grade Portfolio and DFA Short-Duration Real Return Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2015, the following Portfolios had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

DFA Two-Year Global Fixed Income Portfolio*

                                                                                              Unrealized
                                                                                                Foreign
Settlement Currency                                                Contract      Value at      Exchange
   Date    Amount**     Currency             Counterparty           Amount   October 31, 2015 Gain (Loss)
---------- -------- ----------------- --------------------------- ---------  ---------------- -----------
 11/06/15  (22,543) Canadian Dollar   JP Morgan                   $ (17,029)    $ (17,240)      $  (211)
 11/24/15  (20,888) Canadian Dollar   JP Morgan                     (15,772)      (15,972)         (200)
 11/10/15  (32,137) UK Pound Sterling RBS                           (49,747)      (49,540)          207
 12/30/15  (18,384) UK Pound Sterling Bank of America Corp.         (27,833)      (28,334)         (501)
 01/08/16  (35,377) UK Pound Sterling State Street Bank and Trust   (54,033)      (54,525)         (492)
                                                                  ---------     ---------       -------
                                                                  $(164,414)    $(165,611)      $(1,197)
                                                                  =========     =========       =======

DFA Selectively Hedged Global Fixed Income Portfolio*

                                                                                             Unrealized
                                                                                               Foreign
Settlement Currency                                                Contract     Value at      Exchange
   Date    Amount**      Currency             Counterparty          Amount  October 31, 2015 Gain (Loss)
---------- -------- ------------------ --------------------------- -------- ---------------- -----------
 11/25/15  132,080  Australian Dollar  Citibank, N.A.              $95,101      $94,079        $(1,022)
 11/17/15   31,648  New Zealand Dollar JP Morgan                    21,584       21,408           (176)
 11/17/15   31,648  New Zealand Dollar State Street Bank and Trust  21,578       21,408           (170)
 11/25/15   78,979  New Zealand Dollar JP Morgan                    52,911       53,393            482
 11/03/15   40,786  Norwegian Krone    Barclays                      4,794        4,800              6
 11/03/15   40,700  Norwegian Krone    UBS AG                        4,790        4,790             --

                                                                                             Unrealized
                                                                                               Foreign
Settlement Currency                                               Contract      Value at      Exchange
   Date    Amount**      Currency            Counterparty          Amount   October 31, 2015 Gain (Loss)
---------- --------  ---------------- --------------------------- --------  ---------------- -----------
 11/03/15    40,700  Norwegian Krone  UBS AG                      $  4,782      $  4,790       $     8
 11/03/15    40,700  Norwegian Krone  State Street Bank and Trust    4,780         4,790            10
 11/03/15    40,700  Norwegian Krone  UBS AG                         4,779         4,790            11
 11/03/15  (203,586) Norwegian Krone  JP Morgan                    (23,826)      (23,960)         (134)
 11/30/15   371,784  Norwegian Krone  Bank of America Corp.         45,104        43,736        (1,368)
 12/04/15   224,896  Norwegian Krone  JP Morgan                     26,307        26,455           148
 11/05/15    25,452  Singapore Dollar RBS                           18,361        18,167          (194)
 11/16/15     7,742  Singapore Dollar State Street Bank and Trust    5,589         5,524           (65)
 11/19/15    20,890  Singapore Dollar State Street Bank and Trust   15,084        14,903          (181)
 11/23/15    15,483  Singapore Dollar RBS                           11,141        11,044           (97)
 11/25/15    21,112  Singapore Dollar RBS                           15,138        15,059           (79)
 12/02/15    19,422  Singapore Dollar Barclays                      13,596        13,850           254
 12/03/15    15,992  Singapore Dollar Citibank, N.A.                11,459        11,404           (55)
                                                                  --------      --------       -------
                                                                  $353,052      $350,430       $(2,622)
                                                                  ========      ========       =======

DFA Five-Year Global Fixed Income Portfolio*

                                                                                              Unrealized
                                                                                                Foreign
Settlement Currency                                                Contract      Value at      Exchange
   Date    Amount**     Currency             Counterparty           Amount   October 31, 2015 Gain (Loss)
---------- -------- ----------------- --------------------------- ---------  ---------------- -----------
 11/04/15    6,126  Singapore Dollar  Morgan Stanley and Co.      $   4,377     $   4,373       $    (4)
 11/04/15   (6,126) Singapore Dollar  ANZ Securities                 (4,440)       (4,373)           67
 11/05/15    5,894  Singapore Dollar  Morgan Stanley and Co.          4,212         4,207            (5)
 11/05/15    2,206  Singapore Dollar  JP Morgan                       1,548         1,575            27
 11/05/15   (8,100) Singapore Dollar  ANZ Securities                 (5,846)       (5,782)           64
 11/06/15   14,983  Singapore Dollar  Citibank, N.A.                 10,627        10,694            67
 11/06/15    5,469  Singapore Dollar  JP Morgan                       3,837         3,904            67
 11/06/15  (20,452) Singapore Dollar  HSBC Bank                     (14,726)      (14,597)          129
 11/12/15    5,633  Singapore Dollar  JP Morgan                       3,963         4,019            56
 11/12/15    2,804  Singapore Dollar  JP Morgan                       1,967         2,001            34
 11/12/15   (8,437) Singapore Dollar  State Street Bank and Trust    (5,992)       (6,020)          (28)
 12/03/15    9,267  Singapore Dollar  State Street Bank and Trust     6,516         6,608            92
 12/03/15   (9,267) Singapore Dollar  Morgan Stanley and Co.         (6,520)       (6,608)          (88)
 12/30/15   15,828  UK Pound Sterling ANZ Securities                 24,237        24,396           160
 12/30/15    9,815  UK Pound Sterling ANZ Securities                 15,131        15,127            (4)
 12/30/15    7,080  UK Pound Sterling Morgan Stanley and Co.         10,808        10,913           105
 12/30/15    4,991  UK Pound Sterling Morgan Stanley and Co.          7,559         7,692           133
 12/30/15  (74,563) UK Pound Sterling Bank of America Corp.        (112,889)     (114,921)       (2,032)
                                                                  ---------     ---------       -------
                                                                  $ (55,633)    $ (56,793)      $(1,160)
                                                                  =========     =========       =======

DFA World ex U.S. Government Fixed Income Portfolio*

                                                                               Unrealized
                                                                                 Foreign
Settlement Currency                                  Contract     Value at      Exchange
   Date    Amount**     Currency       Counterparty   Amount  October 31, 2015 Gain (Loss)
---------- -------- ----------------- -------------- -------- ---------------- -----------
 12/08/15   (2,272) Australian Dollar Citibank, N.A. $(1,580)     $(1,618)        $(38)
 01/06/16      223  Canadian Dollar   Citibank, N.A.     173          171           (2)
 01/06/16     (705) Canadian Dollar   Citibank, N.A.    (535)        (539)          (4)

                                                                                                 Unrealized
                                                                                                   Foreign
Settlement  Currency                                                  Contract      Value at      Exchange
   Date     Amount**       Currency             Counterparty           Amount   October 31, 2015 Gain (Loss)
---------- ----------  ----------------- --------------------------- ---------  ---------------- -----------
 01/06/16     (73,294) Canadian Dollar   Bank of America Corp.       $ (55,826)    $ (56,033)      $  (207)
 01/08/16      (4,717) Denmark Krone     UBS AG                           (697)         (697)           --
 01/08/16    (141,955) Denmark Krone     UBS AG                        (21,461)      (20,973)          488
 11/24/15       2,775  Euro              Citibank, N.A.                  3,144         3,053           (91)
 11/24/15        (489) Euro              State Street Bank and Trust      (550)         (538)           12
 11/24/15        (551) Euro              JP Morgan                        (613)         (606)            7
 11/24/15      (1,252) Euro              State Street Bank and Trust    (1,394)       (1,377)           17
 11/24/15      (1,492) Euro              Citibank, N.A.                 (1,684)       (1,641)           43
 11/24/15      (1,762) Euro              Bank of America Corp.          (1,976)       (1,938)           38
 11/24/15      (2,268) Euro              State Street Bank and Trust    (2,528)       (2,495)           33
 11/24/15      (3,695) Euro              State Street Bank and Trust    (4,067)       (4,064)            3
 11/24/15    (106,556) Euro              JP Morgan                    (119,827)     (117,204)        2,623
 12/01/15       1,334  Euro              UBS AG                          1,516         1,468           (48)
 12/01/15        (274) Euro              State Street Bank and Trust      (307)         (301)            6
 12/01/15        (947) Euro              State Street Bank and Trust    (1,072)       (1,042)           30
 12/01/15      (1,002) Euro              UBS AG                         (1,103)       (1,103)           --
 12/01/15      (1,067) Euro              ANZ Securities                 (1,179)       (1,174)            5
 12/01/15      (2,449) Euro              State Street Bank and Trust    (2,734)       (2,694)           40
 12/01/15      (3,348) Euro              State Street Bank and Trust    (3,750)       (3,682)           68
 12/01/15    (106,376) Euro              Citibank, N.A.               (119,846)     (117,017)        2,829
 01/13/16  (5,411,091) Japanese Yen      ANZ Securities                (45,330)      (44,906)          424
 11/03/15      92,675  Norwegian Krone   Bank of America Corp.          10,855        10,907            52
 11/03/15     (92,675) Norwegian Krone   UBS AG                        (10,950)      (10,907)           43
 01/29/16     (92,525) Norwegian Krone   Bank of America Corp.         (10,824)      (10,876)          (52)
 11/25/15         342  Singapore Dollar  Citibank, N.A.                    241           244             3
 11/25/15        (423) Singapore Dollar  ANZ Securities                   (303)         (301)            2
 11/25/15        (630) Singapore Dollar  State Street Bank and Trust      (439)         (450)          (11)
 11/25/15      (1,558) Singapore Dollar  JP Morgan                      (1,109)       (1,111)           (2)
 11/25/15      (1,626) Singapore Dollar  Citibank, N.A.                 (1,153)       (1,160)           (7)
 11/25/15     (27,429) Singapore Dollar  JP Morgan                     (19,472)      (19,565)          (93)
 01/07/16    (181,029) Swedish Krona     State Street Bank and Trust   (21,985)      (21,224)          761
 12/30/15         (53) UK Pound Sterling State Street Bank and Trust       (82)          (82)           --
 12/30/15        (770) UK Pound Sterling State Street Bank and Trust    (1,165)       (1,187)          (22)
 12/30/15     (72,453) UK Pound Sterling Bank of America Corp.        (109,720)     (111,669)       (1,949)
                                                                     ---------     ---------       -------
                                                                     $(549,333)    $(544,331)      $ 5,001
                                                                     =========     =========       =======

* During the year ended October 31, 2015, the following Portfolios' average amount of forward currency contracts were (in thousands):

        DFA Two-Year Global Fixed Income Portfolio........... $1,045,071
        DFA Selectively Hedged Global Fixed Income Portfolio.    491,817
        DFA Five-Year Global Fixed Income Portfolio..........    698,436
        DFA World ex U.S. Government Fixed Income Portfolio..    501,649

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Swap Agreements: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real

Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e. non-inflation indexed bonds) thereby creating "synthetic" inflation-indexed bonds. Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders.

   The Advisor and the Fund do not believe that a Portfolio's obligations under swap contracts are senior securities and, accordingly, the Portfolios will not treat them as being subject to the Portfolio's borrowing or senior securities restrictions. Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.

   Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor.

   At October 31, 2015, DFA Short-Duration Real Return Portfolio had the following outstanding inflation rate swaps (dollar amounts in thousands):

                                                                             Unrealized
                                     Payments Expiration          Notional  Appreciation
           Counterparty              Received    Date    Currency  Amount  (Depreciation)
------------------------------------ -------- ---------- -------- -------- --------------
Bank of America Corp. (1)...........   CPI    11/07/2017 USD      $40,000     $(1,066)
Bank of America Corp. (1)...........   CPI    10/30/2020 USD       30,000          49
Bank of America Corp. (1)...........   CPI    08/26/2020 USD       32,000          69
Citibank, N.A. (2)..................   CPI    07/25/2018 USD       28,000      (1,436)
Citibank, N.A. (2)..................   CPI    03/14/2017 USD       19,000        (608)
Citibank, N.A. (2)..................   CPI    02/13/2017 USD       27,000        (816)
Citibank, N.A. (2)..................   CPI    12/18/2016 USD        7,300        (206)
Citibank, N.A. (2)..................   CPI    12/24/2016 USD        9,500        (262)
Citibank, N.A. (2)..................   CPI    11/13/2016 USD       26,000        (753)
Citibank, N.A. (2)..................   CPI    06/02/2020 USD       42,000        (670)
Citibank, N.A. (2)..................   CPI    11/19/2018 USD       31,000        (951)
Citibank, N.A. (2)..................   CPI    01/20/2019 USD       30,000        (204)
Credit Suisse (3)...................   CPI    02/24/2017 USD       19,000        (584)
Credit Suisse (3)...................   CPI    04/28/2019 USD       42,000        (632)
Credit Suisse (3)...................   CPI    03/05/2019 USD       33,000        (554)
Credit Suisse (3)...................   CPI    05/08/2018 USD       21,000        (862)
Deutsche Bank AG, London Branch (4).   CPI    06/12/2019 USD       26,000      (1,500)
Deutsche Bank AG, London Branch (4).   CPI    06/20/2017 USD       26,000      (1,086)
Deutsche Bank AG, London Branch (4).   CPI    01/08/2017 USD       23,000        (668)

                                                                             Unrealized
                                     Payments Expiration          Notional  Appreciation
           Counterparty              Received    Date    Currency  Amount  (Depreciation)
------------------------------------ -------- ---------- -------- -------- --------------
Deutsche Bank AG, London Branch (4).   CPI    02/05/2017 USD      $ 18,000    $   (512)
Deutsche Bank AG, London Branch (4).   CPI    01/28/2017 USD        11,000        (310)
Deutsche Bank AG, London Branch (4).   CPI    01/02/2017 USD        20,300        (566)
Deutsche Bank AG, London Branch (4).   CPI    04/07/2017 USD        21,000        (612)
Deutsche Bank AG, London Branch (4).   CPI    03/31/2017 USD        21,000        (607)
Deutsche Bank AG, London Branch (4).   CPI    12/10/2016 USD        12,000        (333)
Deutsche Bank AG, London Branch (4).   CPI    12/04/2016 USD        10,500        (286)
Deutsche Bank AG, London Branch (4).   CPI    03/03/2019 USD        40,000        (738)
Deutsche Bank AG, London Branch (4).   CPI    06/29/2018 USD        43,000        (462)
Deutsche Bank AG, London Branch (4).   CPI    10/20/2020 USD        42,000          46
Deutsche Bank AG, London Branch (4).   CPI    09/24/2020 USD        24,000          35
                                                                  --------    --------
                                                                  $774,600    $(17,085)
                                                                  ========    ========

(1)Payments will be made to counterparty at negotiated rates ranging from 1.371%-1.733%.

(2)Payments will be made to counterparty at negotiated rates ranging from 1.320%-2.215%.

(3)Payments will be made to counterparty at negotiated rates ranging from 0.025%-1.968%.

(4)Payments will be made to counterparty at negotiated rates ranging from 1.388%-2.242%.

 *During the year ended October 31, 2015 the average notional value of outstanding swap contracts was $714,742 (in thousands).

   At October 31, 2015, DFA Municipal Real Return Portfolio had the following outstanding inflation rate swaps (dollar amounts in thousands):

                                                                   Unrealized
                           Payments Expiration          Notional  Appreciation
      Counterparty         Received    Date    Currency  Amount  (Depreciation)
-------------------------- -------- ---------- -------- -------- --------------
Bank of America Corp. (1).   CPI    11/10/2019 USD      $  7,000    $  (286)
Bank of America Corp. (1).   CPI    06/25/2020 USD         9,000       (173)
Bank of America Corp. (1).   CPI    07/15/2020 USD        10,000       (176)
Bank of America Corp. (1).   CPI    07/24/2021 USD        11,000       (187)
Bank of America Corp. (1).   CPI    07/30/2020 USD        16,000       (142)
Bank of America Corp. (1).   CPI    10/14/2022 USD        12,000        (33)
Bank of America Corp. (1).   CPI    08/07/2020 USD        19,000       (133)
Bank of America Corp. (1).   CPI    02/26/2019 USD         6,000        (69)
Bank of America Corp. (1).   CPI    01/26/2021 USD         6,000        (66)
Bank of America Corp. (1).   CPI    08/18/2020 USD        10,000        (41)
Bank of America Corp. (1).   CPI    12/31/2019 USD         7,000        (99)
Bank of America Corp. (1).   CPI    12/24/2018 USD         4,000        (53)
Bank of America Corp. (1).   CPI    01/21/2019 USD         5,000        (42)
Citibank, N.A. (2)........   CPI    05/20/2022 USD         8,000       (187)
Citibank, N.A. (2)........   CPI    11/07/2019 USD        20,000       (795)
Citibank, N.A. (2)........   CPI    11/17/2019 USD         4,000       (152)
Citibank, N.A. (2)........   CPI    04/16/2021 USD         7,000       (104)
Citibank, N.A. (2)........   CPI    12/01/2019 USD         3,000       (100)
Citibank, N.A. (2)........   CPI    02/11/2021 USD         6,000       (135)
Citibank, N.A. (2)........   CPI    12/12/2019 USD         4,000        (87)
Citibank, N.A. (2)........   CPI    01/08/2021 USD         4,000        (41)
                                                        --------    -------
                                                        $178,000    $(3,101)
                                                        ========    =======

(1)Payments will be made to counterparty at negotiated rates ranging from 1.365%-1.9.58%.

(2)Payments will be made to counterparty at negotiated rates ranging from 1.494%-1.940%.

 *During the year ended October 31, 2015 the average notional value of outstanding swap contracts was $101,667 (in thousands).

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of October 31, 2015:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Foreign exchange          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Inflation Swap contracts  Unrealized Gain on Swap    Unrealized Loss on Swap
                             Contracts                  Contracts

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2015 (amounts in thousands):

                                                            Asset Derivatives Value
                                                      -----------------------------------
                                                        Total Value     Foreign  Inflation
                                                             at        Exchange    Swap
                                                      October 31, 2015 Contracts Contracts
                                                      ---------------- --------- ---------
DFA Two-Year Global Fixed Income Portfolio...........     $    207      $   207        --
DFA Selectively Hedged Global Fixed Income Portfolio.          919          919        --
DFA Five-Year Global Fixed Income Portfolio..........        1,001        1,001        --
DFA World ex U.S. Government Fixed Income Portfolio..        7,528        7,528        --
DFA Short-Duration Real Return Portfolio.............          199           --  $    199

                                                          Liability Derivatives Value
                                                      -----------------------------------
                                                        Total Value     Foreign  Inflation
                                                             at        Exchange    Swap
                                                      October 31, 2015 Contracts Contracts
                                                      ---------------- --------- ---------
DFA Two-Year Global Fixed Income Portfolio...........     $ (1,404)     $(1,404)       --
DFA Selectively Hedged Global Fixed Income Portfolio.       (3,541)      (3,541)       --
DFA Five-Year Global Fixed Income Portfolio..........       (2,161)      (2,161)       --
DFA World ex U.S. Government Fixed Income Portfolio..       (2,527)      (2,527)       --
DFA Short-Duration Real Return Portfolio.............      (17,284)          --  $(17,284)
DFA Municipal Real Return Portfolio..................       (3,101)          --    (3,101)

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the year ended October 31, 2015:

Derivative Type             Location of Gain (Loss) on Derivatives Recognized in Income
---------------             -----------------------------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of:
                              Translation of Foreign Currency Denominated Amounts

Inflation Swap contracts    Net Realized Gain (Loss) on: Swap Contracts Change in
                            Unrealized Appreciation (Depreciation) of:
                              Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2015 (amounts in thousands):

                                                         Realized Gain (Loss) on
                                                      Derivatives Recognized in Income
                                                      -------------------------------
                                                                  Foreign   Inflation
                                                                 Exchange     Swap
                                                        Total    Contracts  Contracts
                                                      --------   ---------  ---------
DFA Two-Year Global Fixed Income Portfolio........... $121,041   $121,041         --
DFA Selectively Hedged Global Fixed Income Portfolio.  (80,177)   (80,177)        --
DFA Five-Year Global Fixed Income Portfolio..........   55,283     55,283         --
DFA World ex U.S. Government Fixed Income Portfolio..   45,572     45,572         --
DFA Short-Term Extended Quality Portfolio............    2,858      2,858         --
DFA Short-Duration Real Return Portfolio.............   (8,352)       155   $ (8,507)

                                                          Change in Unrealized
                                                      Appreciation (Depreciation) on
                                                      Derivatives Recognized in Income
                                                      -------------------------------
                                                                  Foreign   Inflation
                                                                 Exchange     Swap
                                                        Total    Contracts  Contracts
                                                      --------   ---------  ---------
DFA Two-Year Global Fixed Income Portfolio........... $(12,628)  $(12,628)        --
DFA Selectively Hedged Global Fixed Income Portfolio.   15,085     15,085         --
DFA Five-Year Global Fixed Income Portfolio..........   (9,385)    (9,385)        --
DFA World ex U.S. Government Fixed Income Portfolio..   (5,278)    (5,278)        --
DFA Short-Term Extended Quality Portfolio............     (935)      (935)        --
DFA Short-Duration Real Return Portfolio.............  (10,819)       (18)  $(10,801)
DFA Municipal Real Return Portfolio..................   (3,101)        --     (3,101)

Offsetting of Derivative Assets and Derivative Liabilities

   The Portfolios are subject to master netting agreements ("MNA") with certain counterparties which govern the terms of derivative transactions and reduce the counterparty risk associated with such transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different MNA, possibly resulting in the need for multiple agreements with a single counterparty. As the MNA's are specific to unique operations of different asset types, they allow each Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single MNA with a counterparty. Certain MNA's contain provisions which allow for the net settlement of receivable and payable positions with the same counterparty if defined conditions are met.

   The following tables present the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2015 (Amounts in thousands):

                                                  Gross Amounts Not                          Gross Amounts Not
                                                    Offset in the                              Offset in the
                                                 Statements of Assets                       Statements of Assets
                                       Gross       and Liabilities               Gross        and Liabilities
                                     Amounts of ----------------------        Amounts of  -----------------------
                                     Recognized  Financial     Cash     Net   Recognized   Financial       Cash     Net
                                       Assets   Instruments Collateral Amount Liabilities Instruments   Collateral Amount
Description                             (a)         (b)      Received   (c)       (a)         (d)        Pledged    (e)
-----------                          ---------- ----------- ---------- ------ ----------- -----------   ---------- ------
                                                      Assets                                  Liabilities
                                     ---------------------------------------- -------------------------------------------
DFA Two-Year Global Fixed Income
 Portfolio
Forward Currency Contracts..........   $  207         --        --     $  207   $ 1,404          --          --    $1,404
DFA Selectively Hedged Global Fixed
 Income Portfolio
Forward Currency Contracts..........      920      $(320)       --        600     3,541    $   (320)         --     3,221
DFA Five-Year Global Fixed Income
 Portfolio
Forward Currency Contracts..........    1,000       (129)       --        871     2,161        (129)         --     2,032
DFA World ex U.S. Government
 Fixed Income Portfolio
Forward Currency Contracts..........    7,527       (408)       --      7,119     2,526        (408)         --     2,118
DFA Short-Duration Real Return
 Portfolio
Swap Contracts......................      200       (200)       --         --    17,284     (16,337)(f)   $(947)       --
DFA Municipal Real Return Portfolio
Swap Contracts......................       --         --        --         --     3,100      (3,100)(f)      --        --

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

(f)The actual collateral received is greater than the amount shown here due to overcollateralization.

   Note I contains information regarding securities lending amounts that are subject to netting arrangements.

H. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. A line of credit with similar terms was in effect through March 31, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 9, 2015. A line of credit with similar terms was in effect through January 8, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the year ended October 31, 2015, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                  Weighted      Weighted    Number of   Interest Maximum Amount
                                   Average      Average        Days     Expense  Borrowed During
                                Interest Rate Loan Balance Outstanding* Incurred   The Period
                                ------------- ------------ ------------ -------- ---------------
DFA Investment Grade Portfolio.     0.89%        $6,590         2          --        $9,130

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2015, that the Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of October 31, 2015.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolios did not utilize the interfund lending program during the year ended October 31, 2015.

I. Securities Lending:

   As of October 31, 2015, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, DFA One-Year Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, and DFA Intermediate-Term Extended Quality Portfolio received non-cash collateral consisting of short and/or long term U.S. government securities with a market value of $11,029, $14,171 and $201 (amounts in thousands), respectively. Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, the Portfolios with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

                                                          Remaining Contractual Maturity of the Agreements
                                                                       As of October 31, 2015
                                                       -------------------------------------------------------
                                                       Overnight and            Between
                                                        Continuous   <30 days 30 & 90 days >90 days   Total
                                                       ------------- -------- ------------ -------- ----------
Securities Lending Transactions
Bonds.................................................  $1,737,915      --         --         --    $1,737,915
Total Borrowings......................................   1,737,915      --         --         --     1,737,915
                                                        ----------      --         --         --    ----------
Gross amount of recognized liabilities for securities
  lending transactions................................                                              $1,737,915
                                                                                                    ==========

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. In-Kind Redemptions:

   In accordance with guidelines described in the Portfolios' prospectus, the Portfolios may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, a Portfolio recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceed the cost of those securities and a loss on in-kind redemptions to the extent the cost of the distributed securities on the date of redemption exceeds the value of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   During the year ended October 31, 2015, the Portfolios' realized net gains (losses) on in-kind redemptions as follows:

          DFA Short-Term Government Portfolio................ $ 1,565
          DFA Intermediate Government Fixed Income Portfolio.  73,338
          DFA Short-Term Extended Quality Portfolio..........   2,195
          DFA Intermediate-Term Extended Quality Portfolio...   2,829

L. Other:

   At October 31, 2015, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                    Approximate
                                                                     Percentage
                                                       Number of   of Outstanding
                                                      Shareholders     Shares
                                                      ------------ --------------
DFA One-Year Fixed Income Portfolio..................      4             73%
DFA Two-Year Global Fixed Income Portfolio...........      4             85%
DFA Selectively Hedged Global Fixed Income Portfolio.      4             89%
DFA Five-Year Global Fixed Income Portfolio..........      3             78%

                                                                         Approximate
                                                                          Percentage
                                                            Number of   of Outstanding
                                                           Shareholders     Shares
                                                           ------------ --------------
DFA World ex U.S. Government Fixed Income Portfolio.......      5             90%
DFA Short-Term Government Portfolio.......................      4             80%
DFA Intermediate Government Fixed Income Portfolio........      4             90%
DFA Short-Term Extended Quality Portfolio.................      5             88%
DFA Intermediate-Term Extended Quality Portfolio..........      6             87%
DFA Investment Grade Portfolio............................      4             88%
DFA Inflation-Protected Securities Portfolio..............      3             56%
DFA Short-Duration Real Return Portfolio..................      3             85%
DFA Municipal Real Return Portfolio.......................      4             98%
DFA Municipal Bond Portfolio..............................      4            100%
DFA Short-Term Municipal Bond Portfolio...................      5             94%
DFA Intermediate-Term Municipal Bond Portfolio............      5             94%
DFA California Short-Term Municipal Bond Portfolio........      3             95%
DFA California Intermediate-Term Municipal Bond Portfolio.      3             94%

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio and DFA NY Municipal Bond Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2015, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodians, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2015

                      RESULTS OF THE SHAREHOLDER MEETING

                                  (Unaudited)

   On May 8, 2015 and June 10, 2015, DFA Investment Dimensions Group Inc. ("DFAIDG") held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DFAIDG and the Portfolios, including, among other items, the election of Directors, the approval of an updated investment management agreement, and the amendment of certain fundamental investment limitations. The shareholders of the Portfolios approved each of the applicable proposals for DFAIDG and the Portfolios presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by each Portfolio. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DFAIDG

Proposal 1: Election of Directors/Trustees*

                                            % Voted % FOR              % Voted  % WITHHOLD
                                   FOR        FOR   of O/S  WITHHOLD   WITHHOLD   of O/S
                              ------------- ------- ------ ----------- -------- ----------
(a) David G. Booth........... 9,813,303,615 98.22%  63.03% 178,323,699  1.78%     1.15%
(b) George M. Constantinides. 9,825,715,266 98.34%  63.11% 165,912,043  1.66%     1.07%
(c) John P. Gould............ 9,821,346,669 98.30%  63.09% 170,280,645  1.70%     1.09%
(d) Roger G. Ibbotson........ 9,825,084,982 98.33%  63.11% 166,542,033  1.67%     1.07%
(e) Edward P. Lazear......... 9,824,635,836 98.33%  63.11% 166,991,519  1.67%     1.07%
(f) Eduardo A. Repetto....... 9,836,468,256 98.45%  63.18% 155,159,090  1.55%     1.00%
(g) Myron S. Scholes......... 9,816,729,833 98.25%  63.06% 174,897,480  1.75%     1.12%
(h) Abbie J. Smith........... 9,806,645,531 98.15%  62.99% 184,978,779  1.85%     1.19%

*  Results are for all Portfolios within DFAIDG

DFA California Intermediate-Term Municipal Bond Portfolio

Proposal 1: Election of Directors/Trustees

                                        % Voted % FOR           % Voted  % WITHHOLD
                                 FOR      FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              --------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 8,216,279 99.34%  55.31%  54,281   0.66%     0.37%
(b) George M. Constantinides. 8,217,439 99.36%  55.31%  53,121   0.64%     0.36%
(c) John P. Gould............ 8,217,439 99.36%  55.31%  53,121   0.64%     0.36%
(d) Roger G. Ibbotson........ 8,217,439 99.36%  55.31%  53,121   0.64%     0.36%
(e) Edward P. Lazear......... 8,217,439 99.36%  55.31%  53,121   0.64%     0.36%
(f) Eduardo A. Repetto....... 8,217,439 99.36%  55.31%  53,121   0.64%     0.36%
(g) Myron S. Scholes......... 8,217,439 99.36%  55.31%  53,121   0.64%     0.36%
(h) Abbie J. Smith........... 8,217,439 99.36%  55.31%  53,121   0.64%     0.36%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,992,899  84.55%  47.07%  4,743   0.06%    0.03%   229,420  2.77%    1.54%   1,043,498  12.62%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,949,506  84.03%  46.78% 48,136   0.58%    0.32%   229,420  2.77%    1.54%   1,043,498  12.62%

DFA California Short-Term Municipal Bond Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 42,835,992 98.10%  58.44% 830,743   1.90%     1.13%
(b) George M. Constantinides. 42,833,194 98.09%  58.44% 833,541   1.91%     1.14%
(c) John P. Gould............ 42,835,411 98.10%  58.44% 831,324   1.90%     1.13%
(d) Roger G. Ibbotson........ 42,835,992 98.10%  58.44% 830,743   1.90%     1.13%
(e) Edward P. Lazear......... 42,835,992 98.10%  58.44% 830,743   1.90%     1.13%
(f) Eduardo A. Repetto....... 42,835,992 98.10%  58.44% 830,743   1.90%     1.13%
(g) Myron S. Scholes......... 42,835,992 98.10%  58.44% 830,743   1.90%     1.13%
(h) Abbie J. Smith........... 42,835,992 98.10%  58.44% 830,743   1.90%     1.13%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- --------- --------
37,119,106  85.01%  50.64% 66,107   0.15%    0.09%   1,228,193  2.81%    1.68%   5,253,329  12.03%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- --------- --------
36,956,228  84.63%  50.42% 142,320  0.33%    0.19%   1,314,857  3.01%    1.79%   5,253,329  12.03%

DFA Five-Year Global Fixed Income Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 515,830,812 98.17%  54.95% 9,597,727  1.83%     1.02%
(b) George M. Constantinides. 515,967,897 98.20%  54.96% 9,460,642  1.80%     1.01%
(c) John P. Gould............ 515,745,733 98.16%  54.94% 9,682,806  1.84%     1.03%
(d) Roger G. Ibbotson........ 515,965,566 98.20%  54.96% 9,462,973  1.80%     1.01%
(e) Edward P. Lazear......... 515,877,251 98.18%  54.95% 9,551,288  1.82%     1.02%
(f) Eduardo A. Repetto....... 515,956,125 98.20%  54.96% 9,472,415  1.80%     1.01%
(g) Myron S. Scholes......... 515,716,115 98.15%  54.93% 9,712,425  1.85%     1.03%
(h) Abbie J. Smith........... 515,904,125 98.19%  54.95% 9,524,415  1.81%     1.01%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR            % Voted % AGAINST            % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- ---------- ------- --------- ---------- --------
419,488,131  79.84%  44.68% 7,173,585  1.37%    0.76%   11,430,264  2.18%    1.22%   87,336,560  16.62%

Proposal 3a: Approval of New Sub-Advisory Agreement with DFA Australia Limited

             % Voted % FOR            % Voted % AGAINST            % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- ---------- ------- --------- ---------- --------
420,353,482  80.00%  44.78% 4,189,723  0.80%    0.45%   13,548,775  2.58%    1.44%   87,336,560  16.62%

Proposal 3b: Approval of New Sub-Advisory Agreement with Dimensional Fund Advisors Ltd.

             % Voted % FOR            % Voted % AGAINST            % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- ---------- ------- --------- ---------- --------
420,825,192  80.09%  44.83% 4,240,032  0.81%    0.45%   13,026,755  2.48%    1.39%   87,336,560  16.62%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST            % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- ---------- ------- --------- ---------- --------
421,059,164  80.14%  44.85% 5,680,688  1.08%    0.61%   11,352,128  2.16%    1.21%   87,336,560  16.62%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST            % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- ---------- ------- --------- ---------- --------
419,699,489  79.88%  44.71% 5,106,354  0.97%    0.54%   13,286,137  2.53%    1.42%   87,336,560  16.62%

DFA Inflation-Protected Securities Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 154,969,091 98.76%  64.31% 1,938,451  1.24%     0.80%
(b) George M. Constantinides. 154,944,750 98.75%  64.30% 1,962,792  1.25%     0.81%
(c) John P. Gould............ 154,785,052 98.65%  64.23% 2,122,490  1.35%     0.88%
(d) Roger G. Ibbotson........ 154,917,355 98.73%  64.29% 1,990,187  1.27%     0.83%
(e) Edward P. Lazear......... 154,873,874 98.70%  64.27% 2,033,668  1.30%     0.84%
(f) Eduardo A. Repetto....... 154,941,600 98.75%  64.30% 1,965,942  1.25%     0.82%
(g) Myron S. Scholes......... 154,826,962 98.67%  64.25% 2,080,580  1.33%     0.86%
(h) Abbie J. Smith........... 154,975,367 98.77%  64.31% 1,932,175  1.23%     0.80%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
118,007,877  75.21%  48.97% 643,394  0.41%    0.27%   2,126,545  1.36%    0.88%   36,129,726  23.03%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
117,055,408  74.60%  48.58% 1,205,443  0.77%    0.50%   2,516,967  1.60%    1.04%   36,129,724  23.03%

DFA Intermediate Government Fixed Income Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 321,309,143 97.95%  93.50% 6,727,328  2.05%     1.96%
(b) George M. Constantinides. 321,455,084 97.99%  93.54% 6,581,386  2.01%     1.92%
(c) John P. Gould............ 321,258,565 97.93%  93.49% 6,777,905  2.07%     1.97%
(d) Roger G. Ibbotson........ 321,526,310 98.02%  93.56% 6,510,161  1.98%     1.89%
(e) Edward P. Lazear......... 321,545,456 98.02%  93.57% 6,491,015  1.98%     1.89%
(f) Eduardo A. Repetto....... 321,629,763 98.05%  93.59% 6,406,708  1.95%     1.86%
(g) Myron S. Scholes......... 321,215,887 97.92%  93.47% 6,820,584  2.08%     1.98%
(h) Abbie J. Smith........... 321,476,291 98.00%  93.55% 6,560,179  2.00%     1.91%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker    % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote   Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ----------- --------
181,438,943  55.31%  52.80% 1,412,419  0.43%    0.41%   2,807,194  0.86%    0.82%   142,377,914  43.40%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker    % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote   Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ----------- --------
180,333,091  54.97%  52.48% 2,149,380  0.66%    0.63%   3,176,088  0.97%    0.92%   142,377,912  43.40%

DFA Intermediate-Term Extended Quality Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 196,969,436 99.11%  88.28% 1,778,043  0.89%     0.80%
(b) George M. Constantinides. 197,730,536 99.49%  88.62% 1,016,943  0.51%     0.46%
(c) John P. Gould............ 197,548,430 99.40%  88.54% 1,199,048  0.60%     0.54%
(d) Roger G. Ibbotson........ 197,643,478 99.44%  88.59% 1,104,001  0.56%     0.49%
(e) Edward P. Lazear......... 197,738,142 99.49%  88.63% 1,009,336  0.51%     0.45%
(f) Eduardo A. Repetto....... 197,595,793 99.42%  88.56% 1,151,686  0.58%     0.52%
(g) Myron S. Scholes......... 197,669,406 99.46%  88.60% 1,078,073  0.54%     0.48%
(h) Abbie J. Smith........... 197,730,536 99.49%  88.62% 1,016,943  0.51%     0.46%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
167,362,450  84.21%  75.01% 1,786,694  0.90%    0.80%   1,348,260  0.68%    0.60%   28,250,075  14.21%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
168,547,359  84.80%  75.54% 543,728  0.27%    0.24%   1,406,317  0.71%    0.63%   28,250,075  14.21%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
164,163,243  82.60%  73.58% 866,700  0.44%    0.39%   5,467,459  2.75%    2.45%   28,250,075  14.21%

Proposal 6: Approval of an Amendment to the Fundamental Investment Limitation Regarding Industry Concentration

             % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
164,352,543  82.69%  73.66% 797,127  0.40%    0.36%   5,347,732  2.69%    2.40%   28,250,075  14.21%

DFA Intermediate-Term Municipal Bond Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 36,644,277 98.44%  59.93% 580,831   1.56%     0.95%
(b) George M. Constantinides. 36,678,775 98.53%  59.99% 546,333   1.47%     0.89%
(c) John P. Gould............ 36,537,059 98.15%  59.76% 688,049   1.85%     1.13%
(d) Roger G. Ibbotson........ 36,559,180 98.21%  59.79% 665,928   1.79%     1.09%
(e) Edward P. Lazear......... 36,677,177 98.53%  59.99% 547,931   1.47%     0.90%
(f) Eduardo A. Repetto....... 36,647,738 98.45%  59.94% 577,370   1.55%     0.94%
(g) Myron S. Scholes......... 36,559,180 98.21%  59.79% 665,928   1.79%     1.09%
(h) Abbie J. Smith........... 36,621,159 98.38%  59.90% 603,949   1.62%     0.99%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- ---------- --------
26,215,405  70.42%  42.88% 159,078  0.43%    0.26%   821,799  2.21%    1.34%   10,028,826  26.94%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- ---------- --------
25,954,301  69.72%  42.45% 318,857  0.86%    0.52%   923,124  2.48%    1.51%   10,028,826  26.94%

DFA Investment Grade Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 140,614,761 97.75%  52.60% 3,231,788  2.25%     1.21%
(b) George M. Constantinides. 140,737,965 97.84%  52.64% 3,108,584  2.16%     1.16%
(c) John P. Gould............ 140,466,746 97.65%  52.54% 3,379,803  2.35%     1.26%
(d) Roger G. Ibbotson........ 140,615,160 97.75%  52.60% 3,231,389  2.25%     1.21%
(e) Edward P. Lazear......... 140,775,975 97.87%  52.66% 3,070,574  2.13%     1.15%
(f) Eduardo A. Repetto....... 140,787,974 97.87%  52.66% 3,058,575  2.13%     1.14%
(g) Myron S. Scholes......... 140,602,048 97.74%  52.59% 3,244,501  2.26%     1.21%
(h) Abbie J. Smith........... 140,014,158 97.34%  52.37% 3,832,391  2.66%     1.43%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
103,735,441  72.12%  38.80% 1,704,396  1.18%    0.64%   2,882,606  2.00%    1.08%   35,524,106  24.70%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
104,397,113  72.58%  39.05% 1,110,367  0.77%    0.42%   2,814,963  1.96%    1.05%   35,524,106  24.70%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
103,432,571  71.90%  38.69% 1,613,961  1.12%    0.60%   3,275,913  2.28%    1.23%   35,524,106  24.70%

DFA Municipal Real Return Portfolio

Proposal 1: Election of Directors/Trustees

                                        % Voted % FOR            % Voted  % WITHHOLD
                                 FOR      FOR   of O/S WITHHOLD  WITHHOLD   of O/S
-                             --------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 3,023,510 65.10%  39.23% 1,620,823  34.90%    21.03%
(b) George M. Constantinides. 4,628,042 99.65%  60.05%    16,291   0.35%     0.21%
(c) John P. Gould............ 4,628,042 99.65%  60.05%    16,291   0.35%     0.21%
(d) Roger G. Ibbotson........ 4,628,042 99.65%  60.05%    16,291   0.35%     0.21%
(e) Edward P. Lazear......... 4,628,042 99.65%  60.05%    16,291   0.35%     0.21%
(f) Eduardo A. Repetto....... 4,628,042 99.65%  60.05%    16,291   0.35%     0.21%
(g) Myron S. Scholes......... 4,628,042 99.65%  60.05%    16,291   0.35%     0.21%
(h) Abbie J. Smith........... 4,628,042 99.65%  60.05%    16,291   0.35%     0.21%

Proposal 2: Approval of a "Manager of Managers" Structure

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
4,186,467  90.14%  54.32% 29,316   0.63%    0.38%   30,987   0.67%    0.40%   397,563   8.56%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
4,200,897  90.45%  54.51% 23,484   0.51%    0.30%   22,390   0.48%    0.29%   397,563   8.56%

DFA One-Year Fixed Income Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 523,013,892 98.66%  63.23% 7,088,845  1.34%     0.86%
(b) George M. Constantinides. 524,968,824 99.03%  63.46% 5,133,912  0.97%     0.62%
(c) John P. Gould............ 524,984,905 99.03%  63.46% 5,117,831  0.97%     0.62%
(d) Roger G. Ibbotson........ 525,029,773 99.04%  63.47% 5,072,963  0.96%     0.61%
(e) Edward P. Lazear......... 525,048,455 99.05%  63.47% 5,054,281  0.95%     0.61%
(f) Eduardo A. Repetto....... 525,092,771 99.05%  63.48% 5,009,965  0.95%     0.61%
(g) Myron S. Scholes......... 524,903,892 99.02%  63.45% 5,198,844  0.98%     0.63%
(h) Abbie J. Smith........... 523,272,316 98.71%  63.26% 6,830,420  1.29%     0.83%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker    % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote   Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ----------- --------
390,555,472  73.68%  47.21% 2,235,953  0.42%    0.27%   4,138,271  0.78%    0.50%   133,173,041  25.12%

Proposal 3a: Approval of New Sub-Advisory Agreement with DFA Australia Limited

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker    % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote   Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ----------- --------
390,795,376  73.72%  47.24% 1,543,033  0.29%    0.19%   4,591,288  0.87%    0.56%   133,173,041  25.12%

Proposal 3b: Approval of New Sub-Advisory Agreement with Dimensional Fund Advisors Ltd.

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker    % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote   Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ----------- --------
390,887,068  73.74%  47.25% 1,518,654  0.29%    0.18%   4,523,974  0.85%    0.55%   133,173,041  25.12%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker    % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote   Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ----------- --------
391,174,804  73.79%  47.29% 1,538,713  0.29%    0.19%   4,216,180  0.80%    0.51%   133,173,041  25.12%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker    % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote   Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ----------- --------
390,083,516  73.59%  47.16% 1,992,270  0.38%    0.24%   4,853,909  0.92%    0.59%   133,173,041  25.12%

Proposal 6: Approval of an Amendment to the Fundamental Investment Limitation Regarding Industry Concentration

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker    % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote   Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ----------- --------
390,268,952  73.62%  47.18% 1,769,774  0.33%    0.21%   4,890,973  0.92%    0.59%   133,173,041  25.12%

DFA Selectively Hedged Global Fixed Income Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR           % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ----------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 110,120,503 99.43%  95.63% 632,139   0.57%     0.55%
(b) George M. Constantinides. 110,124,015 99.43%  95.63% 628,627   0.57%     0.55%
(c) John P. Gould............ 109,757,740 99.10%  95.31% 994,902   0.90%     0.86%
(d) Roger G. Ibbotson........ 109,794,565 99.13%  95.35% 958,077   0.87%     0.83%
(e) Edward P. Lazear......... 109,925,240 99.25%  95.46% 827,402   0.75%     0.72%
(f) Eduardo A. Repetto....... 110,120,503 99.43%  95.63% 632,139   0.57%     0.55%
(g) Myron S. Scholes......... 109,761,804 99.11%  95.32% 990,838   0.89%     0.86%
(h) Abbie J. Smith........... 110,119,203 99.43%  95.63% 633,439   0.57%     0.55%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- ---------- --------
68,868,733  62.18%  59.81% 719,395  0.65%    0.62%   442,882  0.40%    0.38%   40,721,632  36.77%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- ---------- --------
69,382,357  62.65%  60.25% 196,398  0.18%    0.17%   452,253  0.41%    0.39%   40,721,632  36.77%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- ---------- --------
69,304,609  62.58%  60.18% 256,535  0.23%    0.22%   469,868  0.42%    0.41%   40,721,632  36.77%

Proposal 6: Approval of an Amendment to the Fundamental Investment Limitation Regarding Industry Concentration

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- ---------- --------
69,342,475  62.61%  60.22% 236,731  0.21%    0.21%   451,804  0.41%    0.39%   40,721,632  36.77%

DFA Short-Duration Real Return Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 38,462,254 98.80%  53.48% 468,912   1.20%     0.65%
(b) George M. Constantinides. 38,504,882 98.91%  53.54% 426,284   1.09%     0.59%
(c) John P. Gould............ 38,491,663 98.87%  53.52% 439,503   1.13%     0.61%
(d) Roger G. Ibbotson........ 38,482,353 98.85%  53.51% 448,813   1.15%     0.62%
(e) Edward P. Lazear......... 38,482,057 98.85%  53.51% 449,109   1.15%     0.62%
(f) Eduardo A. Repetto....... 38,498,912 98.89%  53.53% 432,254   1.11%     0.60%
(g) Myron S. Scholes......... 38,493,669 98.88%  53.52% 437,497   1.12%     0.61%
(h) Abbie J. Smith........... 38,479,536 98.84%  53.50% 451,630   1.16%     0.63%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
35,703,736  91.71%  49.64% 196,585  0.50%    0.27%   631,396  1.62%    0.88%   2,399,449  6.16%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
35,756,265  91.84%  49.72% 167,204  0.43%    0.23%   608,248  1.56%    0.85%   2,399,449  6.16%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
35,536,129  91.28%  49.41% 202,538  0.52%    0.28%   793,048  2.04%    1.10%   2,399,449  6.16%

Proposal 6: Approval of an Amendment to the Fundamental Investment Limitation Regarding Industry Concentration

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
35,368,113  90.85%  49.18% 212,836  0.55%    0.30%   950,769  2.44%    1.32%   2,399,449  6.16%

DFA Short-Term Extended Quality Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 236,882,600 98.45%  61.16% 3,720,339  1.55%     0.96%
(b) George M. Constantinides. 237,128,748 98.56%  61.22% 3,474,191  1.44%     0.90%
(c) John P. Gould............ 237,085,023 98.54%  61.21% 3,517,915  1.46%     0.91%
(d) Roger G. Ibbotson........ 237,130,236 98.56%  61.22% 3,472,703  1.44%     0.90%
(e) Edward P. Lazear......... 237,189,322 98.58%  61.24% 3,413,616  1.42%     0.88%
(f) Eduardo A. Repetto....... 237,162,850 98.57%  61.23% 3,440,089  1.43%     0.89%
(g) Myron S. Scholes......... 237,051,161 98.52%  61.20% 3,551,777  1.48%     0.92%
(h) Abbie J. Smith........... 237,166,795 98.57%  61.23% 3,436,144  1.43%     0.89%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
212,767,627  88.43%  54.93% 3,281,457  1.36%    0.85%   4,194,164  1.74%    1.08%   20,359,691  8.46%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
214,111,675  88.99%  55.28% 1,789,192  0.74%    0.46%   4,342,383  1.80%    1.12%   20,359,691  8.46%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
213,133,449  88.58%  55.03% 2,567,827  1.07%    0.66%   4,541,973  1.89%    1.17%   20,359,691  8.46%

Proposal 6: Approval of an Amendment to the Fundamental Investment Limitation Regarding Industry Concentration

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
213,676,216  88.81%  55.17% 2,135,371  0.89%    0.55%   4,431,662  1.84%    1.14%   20,359,691  8.46%

DFA Short-Term Government Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 128,334,856 98.72%  62.48% 1,662,885  1.28%     0.81%
(b) George M. Constantinides. 128,275,041 98.67%  62.45% 1,722,700  1.33%     0.84%
(c) John P. Gould............ 128,276,220 98.68%  62.45% 1,721,521  1.32%     0.84%
(d) Roger G. Ibbotson........ 128,322,843 98.71%  62.47% 1,674,898  1.29%     0.82%
(e) Edward P. Lazear......... 128,292,116 98.69%  62.46% 1,705,625  1.31%     0.83%
(f) Eduardo A. Repetto....... 128,322,657 98.71%  62.47% 1,675,084  1.29%     0.82%
(g) Myron S. Scholes......... 128,291,262 98.69%  62.46% 1,706,479  1.31%     0.83%
(h) Abbie J. Smith........... 128,162,977 98.59%  62.39% 1,834,764  1.41%     0.89%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
105,875,181  81.44%  51.54% 789,939  0.61%    0.38%   1,354,288  1.04%    0.66%   21,978,333  16.91%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
105,386,880  81.07%  51.31% 1,191,406  0.92%    0.58%   1,441,120  1.11%    0.70%   21,978,333  16.91%

DFA Short-Term Municipal Bond Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 118,757,626 98.44%  54.86% 1,880,731  1.56%     0.87%
(b) George M. Constantinides. 118,746,617 98.43%  54.86% 1,891,740  1.57%     0.87%
(c) John P. Gould............ 118,802,916 98.48%  54.88% 1,835,441  1.52%     0.85%
(d) Roger G. Ibbotson........ 118,802,916 98.48%  54.88% 1,835,441  1.52%     0.85%
(e) Edward P. Lazear......... 118,800,372 98.48%  54.88% 1,837,985  1.52%     0.85%
(f) Eduardo A. Repetto....... 118,781,195 98.46%  54.87% 1,857,162  1.54%     0.86%
(g) Myron S. Scholes......... 118,812,237 98.49%  54.89% 1,826,120  1.51%     0.84%
(h) Abbie J. Smith........... 118,330,596 98.09%  54.67% 2,307,761  1.91%     1.07%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
94,566,871  78.39%  43.69% 834,705  0.69%    0.39%   1,871,213  1.55%    0.86%   23,365,568  19.37%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
94,331,005  78.19%  43.58% 1,035,164  0.86%    0.48%   1,906,620  1.58%    0.88%   23,365,568  19.37%

DFA Two-Year Global Fixed Income Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 354,206,406 98.12%  57.62% 6,774,023  1.88%     1.10%
(b) George M. Constantinides. 354,198,596 98.12%  57.62% 6,781,834  1.88%     1.10%
(c) John P. Gould............ 354,078,213 98.09%  57.60% 6,902,217  1.91%     1.12%
(d) Roger G. Ibbotson........ 354,213,960 98.13%  57.62% 6,766,470  1.87%     1.10%
(e) Edward P. Lazear......... 354,335,959 98.16%  57.64% 6,644,471  1.84%     1.08%
(f) Eduardo A. Repetto....... 354,427,296 98.18%  57.66% 6,553,133  1.82%     1.07%
(g) Myron S. Scholes......... 354,056,955 98.08%  57.60% 6,923,474  1.92%     1.13%
(h) Abbie J. Smith........... 354,174,416 98.11%  57.62% 6,806,014  1.89%     1.11%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
292,452,596  81.02%  47.58% 4,043,391  1.12%    0.66%   6,770,168  1.88%    1.10%   57,714,274  15.99%

Proposal 3a: Approval of New Sub-Advisory Agreement with DFA Australia Limited

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
293,112,508  81.20%  47.68% 2,812,281  0.78%    0.46%   7,341,366  2.03%    1.19%   57,714,274  15.99%

Proposal 3b: Approval of New Sub-Advisory Agreement with Dimensional Fund Advisors Ltd.

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
293,638,617  81.34%  47.77% 2,522,672  0.70%    0.41%   7,104,868  1.97%    1.16%   57,714,274  15.99%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
293,810,016  81.39%  47.80% 2,526,641  0.70%    0.41%   6,929,500  1.92%    1.13%   57,714,274  15.99%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
292,300,341  80.97%  47.55% 3,627,236  1.00%    0.59%   7,338,578  2.03%    1.19%   57,714,274  15.99%

Proposal 6: Approval of an Amendment to the Fundamental Investment Limitation Regarding Industry Concentration

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
292,907,469  81.14%  47.65% 3,095,794  0.86%    0.50%   7,262,894  2.01%    1.18%   57,714,274  15.99%

DFA World ex U.S. Government Fixed Income Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 40,401,838 99.03%  97.06% 397,350   0.97%     0.95%
(b) George M. Constantinides. 40,674,792 99.70%  97.71% 124,396   0.30%     0.30%
(c) John P. Gould............ 40,663,755 99.67%  97.69% 135,433   0.33%     0.33%
(d) Roger G. Ibbotson........ 40,674,792 99.70%  97.71% 124,396   0.30%     0.30%
(e) Edward P. Lazear......... 40,668,257 99.68%  97.70% 130,931   0.32%     0.31%
(f) Eduardo A. Repetto....... 40,674,792 99.70%  97.71% 124,396   0.30%     0.30%
(g) Myron S. Scholes......... 40,674,792 99.70%  97.71% 124,396   0.30%     0.30%
(h) Abbie J. Smith........... 40,543,489 99.37%  97.40% 255,698   0.63%     0.61%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- ---------- --------
25,987,403  63.70%  62.43% 63,782   0.16%    0.15%   143,798  0.35%    0.35%   14,604,205  35.80%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- ---------- --------
25,987,514  63.70%  62.43% 66,578   0.16%    0.16%   140,891  0.35%    0.34%   14,604,205  35.80%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- ---------- --------
25,341,985  62.11%  60.88% 102,567  0.25%    0.25%   750,428  1.84%    1.80%   14,604,205  35.80%

                                FUND MANAGEMENT

                                  (Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2015.

Each Board's Nominating Committee is composed of George M. Constantinides, John
P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2015.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is composed of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were three Strategy Committee meetings held during the fiscal year ended October 31, 2015.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

      Name, Position                                 Portfolios within the
   with the Fund, Address     Term of Office/1/ and  DFA Fund Complex/2/        Principal Occupation(s) During Past 5 Years and
     and Year of Birth        Length of Service            Overseen              Other Directorships of Public Companies Held
------------------------------------------------------------------------------------------------------------------------------------
                                               Disinterested Trustees/Directors
------------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides      DFAIDG-Since 1983      122 portfolios in 4    Leo Melamed Professor of Finance, University of
Director of DFAIDG and DIG.   DIG-Since 1993         investment companies   Chicago Booth School of Business.
Trustee of DFAITC and DEM.    DFAITC-Since 1992
The University of Chicago     DEM-Since 1993
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
1947
------------------------------------------------------------------------------------------------------------------------------------
John P. Gould                 DFAIDG-Since 1986      122 portfolios in 4    Steven G. Rothmeier Professor and Distinguished
Director of DFAIDG and DIG.   DIG-Since 1993         investment companies   Service Professor of Economics, University of Chicago
Trustee of DFAITC and DEM     DFAITC-Since 1992                             Booth School of Business (since 1965). Member and
The University of Chicago     DEM-Since 1993                                Chair, Competitive Markets Advisory Council, Chicago
Booth School of Business                                                    Mercantile Exchange (futures trading exchange)
5807 S. Woodlawn Avenue                                                     (since 2004). Trustee, Harbor Fund (registered
Chicago, IL 60637                                                           investment company) (29 Portfolios) (since 1994).
1939                                                                        Formerly, Member of the Board of Milwaukee
                                                                            Insurance Company (1997- 2010).
------------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson             DFAIDG-Since 1981      122 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and DIG.   DIG-Since 1993         investment companies   Management (since 1984). Chairman, CIO and Partner,
Trustee of DFAITC and DEM.    DFAITC-Since 1992                             Zebra Capital Management, LLC (hedge fund and
Yale School of Management     DEM-Since 1993                                asset manager) (since 2001). Consultant to
P.O. Box 208200                                                             Morningstar Inc. (since 2006). Formerly, Director, BIRR
New Haven, CT 06520-8200                                                    Portfolio Analysis, Inc. (software products) (1990-
1943                                                                        2010).
------------------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear              DFAIDG-Since 2010      122 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover Institution
Director of DFAIDG and DIG.   DIG-Since 2010         investment companies   (since 2002). Jack Steele Parker Professor of Human
Trustee of DFAITC and DEM.    DFAITC-Since 2010                             Resources Management and Economics, Graduate
Stanford University Graduate  DEM-Since 2010                                School of Business, Stanford University (since 1995).
School of Business                                                          Cornerstone Research (expert testimony and economic
518 Memorial Way                                                            and financial analysis) (since 2009). Formerly,
Stanford, CA 94305-5015                                                     Chairman of the President George W. Bush's Council
1948                                                                        of Economic Advisers (2006-2009). Formerly, Council
                                                                            of Economic Advisors, State of California (2005-2006).
                                                                            Formerly, Commissioner, White House Panel on Tax
                                                                            Reform (2005)
------------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes              DFAIDG-Since 1981      122 portfolios in 4    Chief Investment Strategist, Janus Capital Group Inc.
Director of DFAIDG and DIG.   DIG-Since 1993         investment companies   (since 2014). Frank E. Buck Professor of Finance
Trustee of DFAITC and DEM.    DFAITC-Since 1992                             Emeritus, Graduate School of Business, Stanford
c/o Dimensional Fund          DEM-Since 1993                                University (since 1981). Chairman, Ruapay Inc. (since
Advisors, LP                                                                2013). Formerly, Chairman, Platinum Grove Asset
6300 Bee Cave Road                                                          Management, L.P. (hedge fund) (formerly, Oak Hill
Building 1                                                                  Platinum Partners) (1999-2009). Formerly, Director,
Austin, TX 78746                                                            American Century Fund Complex (registered
1941                                                                        investment companies) (43 Portfolios) (1980-2014).
------------------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                DFAIDG-Since 2000      122 portfolios in 4    Boris and Irene Stern Distinguished Service Professor
Director of DFAIDG and DIG.   DIG-Since 2000         investment companies   of Accounting, University of Chicago Booth School of
Trustee of DFAITC and DEM.    DFAITC-Since 2000                             Business (since 1980). Director, HNI Corporation
The University of Chicago     DEM-Since 2000                                (formerly known as HON Industries Inc.) (office
Booth School of Business                                                    furniture) (since 2000). Director, Ryder System Inc.
5807 S. Woodlawn                                                            (transportation, logistics and supply-chain
Avenue Chicago, IL 60637                                                    management) (since 2003). Trustee, UBS Funds
1953                                                                        (4 investment companies within the fund complex)
                                                                            (33 portfolios) (since 2009). Formerly, Co-Director
                                                                            Investment Research, Fundamental Investment
                                                                            Advisors (hedge fund) (2008-2011).

      Name, Position                                   Portfolios within the
   with the Fund, Address      Term of Office/1/ and   DFA Fund Complex/2/      Principal Occupation(s) During Past 5 Years and
     and Year of Birth         Length of Service             Overseen            Other Directorships of Public Companies Held
----------------------------------------------------------------------------------------------------------------------------------
                                               Interested Trustees/Directors*
----------------------------------------------------------------------------------------------------------------------------------
David G. Booth                 DFAIDG-Since 1981       122 portfolios in 4     Chairman, Director/Trustee, President, Co-Chief
Chairman, Director/ Trustee,   DIG-Since 1992          investment companies    Executive Officer and formerly, Chief Executive
President and Co-Chief         DFAITC-Since 1992                               Officer (until 1/1/2010) of the following
Executive Officer              DEM-Since 1993                                  companies: Dimensional Holdings Inc., Dimensional
6300 Bee Cave Road,                                                            Fund Advisors LP, DFA Securities LLC, DEM,
Building One                                                                   DFAIDG, DIG and DFAITC (collectively, the "DFA
Austin, TX 78746                                                               Entities"). Director of Dimensional Fund Advisors
1946                                                                           Ltd. and formerly, Chief Investment Officer.
                                                                               Director of DFA Australia Limited and formerly,
                                                                               President and Chief Investment Officer. Director
                                                                               of Dimensional Advisors Ltd., Dimensional Funds
                                                                               plc and Dimensional Funds II plc. Formerly,
                                                                               President, Dimensional SmartNest (US) LLC
                                                                               (2009-2014). Formerly, Limited Partner, Oak Hill
                                                                               Partners (2001- 2010). Limited Partner, VSC
                                                                               Investors, LLC (since 2007). Trustee, University
                                                                               of Chicago. Trustee, University of Kansas
                                                                               Endowment Association. Formerly, Director, SA
                                                                               Funds (registered investment company). Chairman,
                                                                               Director and Co- Chief Executive Officer of
                                                                               Dimensional Fund Advisors Canada ULC. Director
                                                                               and President (since 2012) of Dimensional Japan
                                                                               Ltd. Chairman, Director, President and Co-Chief
                                                                               Executive Officer of Dimensional Cayman Commodity
                                                                               Fund I Ltd. (since 2010).
----------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto             DFAIDG-Since 2009       122 portfolios in 4     Co-Chief Executive Officer (beginning January
Director/Trustee, Co-Chief     DIG-Since 2009          investment companies    2010), Co-Chief Investment Officer (since June
Executive Officer and Co-      DFAITC-Since 2009                               2014), Director/Trustee, and formerly, Chief
Chief Investment Officer       DEM-Since 2009                                  Investment Officer (March 2007-June 2014) of the
6300 Bee Cave Road,                                                            DFA Entities. Director, Co-Chief Executive
Building One                                                                   Officer and Chief Investment Officer (since 2010)
Austin, TX 78746                                                               of Dimensional Cayman Commodity Fund I Ltd.
1967                                                                           Director, Co-Chief Executive Officer, President
                                                                               and Co-Chief Investment Officer of Dimensional
                                                                               Fund Advisors Canada ULC and formerly, Chief
                                                                               Investment Officer (until April 2014). Co-Chief
                                                                               Investment Officer, Vice President, and Director
                                                                               of DFA Australia Limited and formerly, Chief
                                                                               Investment Officer (until April 2014). Director
                                                                               of Dimensional Fund Advisors Ltd., Dimensional
                                                                               Funds plc, Dimensional Funds II plc and
                                                                               Dimensional Advisors Ltd. Formerly, Vice
                                                                               President of the DFA Entities and Dimensional
                                                                               Fund Advisors Canada ULC. Director and Chief
                                                                               Investment Officer (since December 2012) of
                                                                               Dimensional Japan Ltd.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes DFAIDG, DIG; DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

Officers

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                            Term of Office/1/
  Name and Year of                           and Length of
        Birth               Position            Service              Principal Occupation During Past 5 Years
--------------------------------------------------------------------------------------------------------------------
April A. Aandal        Vice President         Since 2008       Vice President of all the DFA Entities.
1963
--------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta       Vice President         Since 2012       Vice President of all the DFA Entities. Formerly,
1974                                                           Vice President, Business Development at Capson
                                                               Physicians Insurance Company (2010-2012);
                                                               Vice President at Charles Schwab (2007-2010).
--------------------------------------------------------------------------------------------------------------------
Darryl D. Avery        Vice President         Since 2005       Vice President of all the DFA Entities.
1966
--------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow       Vice President         Since 1993       Vice President of all the DFA Entities. Director and
1955                                                           Managing Director of Dimensional Fund Advisors Ltd
                                                               (since September 2013).
--------------------------------------------------------------------------------------------------------------------
Peter Bergan           Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                           Senior Infrastructure Manager for Dimensional Fund
                                                               Advisors LP (January 2011-January 2014); Partner
                                                               at Stonehouse Consulting (2010).
--------------------------------------------------------------------------------------------------------------------
Lana Bergstein         Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                           Client Service Manager for Dimensional Fund
                                                               Advisors LP (February 2008-January 2014).
--------------------------------------------------------------------------------------------------------------------
Stanley W. Black       Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1970                                                           Senior Research Associate (January 2012-January
                                                               2014) and Research Associate (2006-2011) for
                                                               Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------
Aaron T. Borders       Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (April 2008-January 2014).
--------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth      Vice President         Since 2007       Vice President of all the DFA Entities.
1968
--------------------------------------------------------------------------------------------------------------------
Valerie A. Brown       Vice President and     Since 2001       Vice President and Assistant Secretary of all the
1967                   Assistant Secretary                     DFA Entities, DFA Australia Limited, Dimensional
                                                               Fund Advisors Ltd., Dimensional Cayman
                                                               Commodity Fund I Ltd., Dimensional Fund Advisors
                                                               Pte. and Dimensional Hong Kong Limited. Director,
                                                               Vice President and Assistant Secretary of
                                                               Dimensional Fund Advisors Canada ULC.
--------------------------------------------------------------------------------------------------------------------
David P. Butler        Vice President         Since 2007       Vice President of all the DFA Entities. Head of
1964                                                           Global Financial Services for Dimensional Fund
                                                               Advisors LP (since 2008).
--------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit      Vice President         Since 2012       Vice President of all the DFA Entities. Formerly,
1970                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (December 2010-January 2012); Regional Director
                                                               at Russell Investments (April 2006-December 2010).
--------------------------------------------------------------------------------------------------------------------
Hunt M. Cairns         Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director (January 2010-January 2014) and
                                                               Senior Associate (July 2008-December 2009) for
                                                               Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------
Dennis M. Chamberlain  Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1972                                                           Regional Director (January 2012-January 2015) for
                                                               Dimensional Fund Advisors LP; Principal for
                                                               Chamberlain Financial Group
                                                               (October 2010-December 2011); Wealth
                                                               Management Consultant for Saybrus Partners
                                                               (May 2008-October 2010).
--------------------------------------------------------------------------------------------------------------------

                                            Term of Office/1/
   Name and Year of                          and Length of
        Birth                Position           Service              Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------------
Ryan J. Chaplinski      Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director (June 2011-January 2015) for
                                                               Dimensional Fund Advisors LP; Sales Executive for
                                                               Vanguard (2004-June 2011).
---------------------------------------------------------------------------------------------------------------------
James G. Charles        Vice President        Since 2011       Vice President of all the DFA Entities. Formerly,
1956                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (2008-2010).
---------------------------------------------------------------------------------------------------------------------
Joseph H. Chi           Vice President        Since 2009       Vice President of all the DFA Entities. Co-Head of
1966                                                           Portfolio Management (since March 2012) and
                                                               Senior Portfolio Manager (since January 2012) for
                                                               Dimensional Fund Advisors LP. Formerly, Portfolio
                                                               Manager for Dimensional Fund Advisors LP (October
                                                               2005 to January 2012).
---------------------------------------------------------------------------------------------------------------------
Pil Sun Choi            Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1972                                                           Counsel for Dimensional Fund Advisors LP (April
                                                               2012-January 2014); Vice President and Counsel for
                                                               AllianceBernstein L.P. (2006-2012).
---------------------------------------------------------------------------------------------------------------------
Stephen A. Clark        Vice President        Since 2004       Vice President of all the DFA Entities, DFA Australia
1972                                                           Limited and Dimensional Fund Advisors Canada
                                                               ULC. Head of Global Institutional Services for
                                                               Dimensional Fund Advisors LP (since January 2014).
                                                               Formerly, Head of Institutional, North America (March
                                                               2012 to December 2013) and Head of Portfolio
                                                               Management (January 2006 to March 2012) for
                                                               Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
Matt B. Cobb            Vice President        Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (September 2011-March 2013); Vice President at
                                                               MullinTBG (2005-2011).
---------------------------------------------------------------------------------------------------------------------
Rose C. Cooke           Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (August 2010-March 2014); Vice President, Sales
                                                               and Business Development at AdvisorsIG (PPMG)
                                                               (2009-2010); Vice President at Credit Suisse
                                                               (2007-2009).
---------------------------------------------------------------------------------------------------------------------
Ryan Cooper             Vice President        Since 2013       Vice President of all the DFA Entities. Formerly,
1979                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (2003-March 2014).
---------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell      Vice President        Since 2012       Vice President of all the DFA Entities. Formerly,
1976                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (August 2002-January 2012).
---------------------------------------------------------------------------------------------------------------------
Robert P. Cornell       Vice President        Since 2007       Vice President of all the DFA Entities.
1949
---------------------------------------------------------------------------------------------------------------------
George H. Crane         Vice President        Since 2010       Vice President of all the DFA Entities. Formerly,
1955                                                           Senior Vice President and Managing Director at
                                                               State Street Bank & Trust Company (2007-2008).
---------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and    Since 2004       Vice President and Global Chief Compliance Officer
1965                    Global Chief                           of all the DFA Entities, DFA Australia Limited and
                        Compliance Officer                     Dimensional Fund Advisors Ltd. Vice President,
                                                               Chief Compliance Officer and Chief Privacy Officer
                                                               of Dimensional Fund Advisors Canada ULC.
                                                               Formerly, Vice President and Global Chief
                                                               Compliance Officer for Dimensional SmartNest (US)
                                                               LLC (October 2010-2014).
---------------------------------------------------------------------------------------------------------------------
John Dashtara           Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1980                                                           Regional Director (July 2013-January 2015) for
                                                               Dimensional Fund Advisors LP; Relationship
                                                               Manager for Blackrock, Inc. (July 2011-July
                                                               2013);Vice President for Towers Watson (formerly,
                                                               WellsCanning) (June 2009-July 2011).
---------------------------------------------------------------------------------------------------------------------

                                            Term of Office/1/
  Name and Year of                           and Length of
        Birth               Position            Service              Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------------
James L. Davis         Vice President         Since 1999       Vice President of all the DFA Entities.
1956
---------------------------------------------------------------------------------------------------------------------
Robert T. Deere        Vice President         Since 1994       Vice President of all the DFA Entities, DFA Australia
1957                                                           Limited and Dimensional Fund Advisors Canada
                                                               ULC.
---------------------------------------------------------------------------------------------------------------------
Johnathon K. DeKinder  Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                           Regional Director (January 2012-January 2014) and
                                                               Senior Associate (August 2010-December 2011) for
                                                               Dimensional Fund Advisors LP; MBA and MPA at
                                                               the University of Texas at Austin
                                                               (August 2007-May 2010).
---------------------------------------------------------------------------------------------------------------------
Mark J. Dennis         Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1976                                                           Regional Director (May 2011-January 2015) for
                                                               Dimensional Fund Advisors LP; Vice President,
                                                               Portfolio Specialist (January 2007-May 2011) for
                                                               Morgan Stanley Investment Management.
---------------------------------------------------------------------------------------------------------------------
Massimiliano DeSantis  Vice President         Since 2015       Vice President of all DFA Entities. Formerly, Senior
1971                                                           Associate, Research (November 2012-January
                                                               2015) for Dimensional Fund Advisors LP; Senior
                                                               Consultant, NERA Economic Consulting, New York
                                                               (May 2010-November 2012).
---------------------------------------------------------------------------------------------------------------------
Peter F. Dillard       Vice President         Since 2010       Vice President of all the DFA Entities. Formerly,
1972                                                           Research Associate (August 2008-March 2010) and
                                                               Research Assistant (April 2006-August 2008) for
                                                               Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner     Vice President         Since 2001       Vice President of all the DFA Entities.
1970
---------------------------------------------------------------------------------------------------------------------
Karen M. Dolan         Vice President         Since 2014       Vice President of all the DFA Entities. Head of
1979                                                           Marketing for Dimensional Fund Advisors LP (since
                                                               February 2013). Formerly, Senior Manager of
                                                               Research and Marketing for Dimensional Fund
                                                               Advisors LP (June 2012-January 2013); Director of
                                                               Mutual Fund Analysis at Morningstar
                                                               (January 2008-May 2012).
---------------------------------------------------------------------------------------------------------------------
L. Todd Erskine        Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1959                                                           Regional Director (May 2008-January 2015) for
                                                               Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
Richard A. Eustice     Vice President and     Since 1998       Vice President and Assistant Secretary of all the
1965                   Assistant Secretary                     DFA Entities and DFA Australia Limited. Chief
                                                               Operating Officer for Dimensional Fund Advisors
                                                               Pte. Ltd. (since April 2013). Formerly, Chief
                                                               Operating Officer for Dimensional Fund Advisors Ltd.
                                                               (July 2008-March 2013).
---------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker    Vice President         Since 2004       Vice President of all the DFA Entities.
1971
---------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall         Vice President         Since 2008       Vice President of all the DFA Entities. Co-Head of
1974                                                           Portfolio Management (since March 2012) and
                                                               Senior Portfolio Manager (since January 2012) of
                                                               Dimensional Fund Advisors LP. Formerly, Portfolio
                                                               Manager of Dimensional Fund Advisors LP
                                                               (September 2004-January 2012).
---------------------------------------------------------------------------------------------------------------------
Edward A. Foley        Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1976                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (August 2011-January 2014); Senior Vice President
                                                               of First Trust Advisors L.P. (2007-July 2011).
---------------------------------------------------------------------------------------------------------------------
Deborah J.G. Foster    Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1959                                                           Senior Associate (May 2011-January 2015) and
                                                               Marketing Officer (April 2002-April 2011) for
                                                               Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------

                                          Term of Office/1/
  Name and Year of                         and Length of
       Birth               Position           Service               Principal Occupation During Past 5 Years
--------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman     Vice President        Since 2009       Vice President of all the DFA Entities.
1970
--------------------------------------------------------------------------------------------------------------------
Kimberly A. Ginsburg  Vice President        Since 2015       Vice President of all the DFA Entities. Formerly, Vice
1970                                                         President for Dimensional SmartNest (US) LLC
                                                             (January 2012-November 2014); Senior Vice
                                                             President for Morningstar (July 2004-July 2011).
--------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour      Vice President        Since 2007       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum        Vice President        Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                         Managing Director at BlackRock
                                                             (2004-January 2012).
--------------------------------------------------------------------------------------------------------------------
Henry F. Gray         Vice President        Since 2000       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------
John T. Gray          Vice President        Since 2007       Vice President of all the DFA Entities.
1974
--------------------------------------------------------------------------------------------------------------------
Christian Gunther     Vice President        Since 2011       Vice President of all the DFA Entities. Senior Trader
1975                                                         for Dimensional Fund Advisors LP (since 2012).
                                                             Formerly, Senior Trader (2009-2012).
--------------------------------------------------------------------------------------------------------------------
Robert W. Hawkins     Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                         Counsel for Dimensional Fund Advisors LP
                                                             (January 2011-January 2014); Vice President and
                                                             Senior Counsel for State Street Global Advisors
                                                             (November 2008-January 2011).
--------------------------------------------------------------------------------------------------------------------
Joel H. Hefner        Vice President        Since 2007       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------
Kevin B. Hight        Vice President        Since 2005       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------
Gregory K. Hinkle     Vice President and    Since 2015       Vice President and Controller of all the DFA Entities.
1958                  Controller                             Formerly, Vice President of T. Rowe Price Group,
                                                             Inc. and Director of Investment Treasury and
                                                             Treasurer of the T. Rowe Price Funds
                                                             (March 2008-July 2015).
--------------------------------------------------------------------------------------------------------------------
Christine W. Ho       Vice President        Since 2004       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------
Michael C. Horvath    Vice President        Since 2011       Vice President of all the DFA Entities. Formerly,
1960                                                         Managing Director, Co-Head Global Consultant
                                                             Relations at BlackRock (2004-2011).
--------------------------------------------------------------------------------------------------------------------
Mark A. Hunter        Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                         Senior Compliance Officer (November 2010-January
                                                             2015) for Dimensional Fund Advisors LP; Senior
                                                             Compliance Manager for Janus Capital Group, Inc.
                                                             (March 2004-November 2010).
--------------------------------------------------------------------------------------------------------------------
Jeff J. Jeon          Vice President        Since 2004       Vice President of all the DFA Entities and
1973                                                         Dimensional Cayman Commodity Fund I Ltd.
--------------------------------------------------------------------------------------------------------------------
Garret D. Jones       Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                         Manager of Sales and Marketing Systems
                                                             (January 2011-January 2014) and Project Manager
                                                             (2007-2010) for Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------
Stephen W. Jones      Vice President        Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                         Facilities Manager for Dimensional Fund Advisors
                                                             LP (October 2008-January 2012).
--------------------------------------------------------------------------------------------------------------------
Scott P. Kaup         Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1975                                                         Senior Manager, Investment Operations
                                                             (January 2014-January 2015) and Investment
                                                             Operations Manager (May 2008-January 2014) for
                                                             Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------

                                     Term of Office/1/
 Name and Year of                     and Length of
       Birth            Position         Service              Principal Occupation During Past 5 Years
--------------------------------------------------------------------------------------------------------------
David M. Kavanaugh   Vice President    Since 2014       Vice President of all the DFA Entities. Head of
1978                                                    Operations for Financial Advisor Services for
                                                        Dimensional Fund Advisors LP (since July 2014).
                                                        Formerly, Counsel of Dimensional Fund Advisors LP
                                                        (August 2011-January 2014); Associate at Andrews
                                                        Kurth LLP (2006-2011).
--------------------------------------------------------------------------------------------------------------
Patrick M. Keating   Vice President    Since 2003       Vice President of DFAIDG, DIG, DFAITC, DEM,
1954                                                    Dimensional Holdings Inc., Dimensional Fund
                                                        Advisors LP. Formerly, Vice President of DFA
                                                        Securities LLC, Dimensional Cayman Commodity
                                                        Fund I Ltd. and Dimensional Advisors Ltd (until
                                                        February 2015); Chief Operating Officer of
                                                        Dimensional Holdings Inc., DFA Securities LLC,
                                                        Dimensional Fund Advisors LP, Dimensional
                                                        Cayman Commodity Fund I Ltd., Dimensional
                                                        Advisors Ltd. and Dimensional Fund Advisors Pte.
                                                        Ltd. (until February 2015); Director, Vice President,
                                                        and Chief Privacy Officer of Dimensional Fund
                                                        Advisors Canada ULC (until February 2015); Director
                                                        of DFA Australia Limited, Dimensional Fund
                                                        Advisors Ltd. and Dimensional Advisors Ltd. (until
                                                        February 2015); Director and Vice President of
                                                        Dimensional Hong Kong Limited and Dimensional
                                                        Fund Advisors Pte. Ltd. (until February 2015); and
                                                        Director, Vice President and Chief Operating Officer
                                                        of Dimensional Japan Ltd. (until May 2015).
--------------------------------------------------------------------------------------------------------------
Andrew K. Keiper     Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1977                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (October 2004-January 2013).
--------------------------------------------------------------------------------------------------------------
Glenn E. Kemp        Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1948                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (April 2006-January 2012).
--------------------------------------------------------------------------------------------------------------
David M. Kershner    Vice President    Since 2010       Vice President of all the DFA Entities. Portfolio
1971                                                    Manager for Dimensional Fund Advisors LP
                                                        (since June 2004).
--------------------------------------------------------------------------------------------------------------
Kimberly L. Kiser    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1972                                                    Creative Director for Dimensional Fund Advisors LP
                                                        (September 2012-January 2014); Vice President and
                                                        Global Creative Director at Morgan Stanley
                                                        (2007-2012); Visiting Assistant Professor, Graduate
                                                        Communications Design at Pratt Institute
                                                        (2004-2012).
--------------------------------------------------------------------------------------------------------------
Timothy R. Kohn      Vice President    Since 2011       Vice President of all the DFA Entities. Head of
1971                                                    Defined Contribution Sales for Dimensional Fund
                                                        Advisors LP (since August 2010).
--------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich   Vice President    Since 2004       Vice President of all the DFA Entities. Senior
1971                                                    Portfolio Manager of Dimensional Fund Advisors LP
                                                        (since January 2012). Formerly, Portfolio Manager
                                                        for Dimensional (April 2001-January 2012).
--------------------------------------------------------------------------------------------------------------
Mark D. Krasniewski  Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1981                                                    Senior Associate, Investment Analytics and Data
                                                        (January 2012-December 2012) and Systems
                                                        Developer (June 2007-December 2011) for
                                                        Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------
Kahne L. Krause      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1966                                                    Regional Director (May 2010-January 2014) for
                                                        Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------
Stephen W. Kurad     Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
1968                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (2007-2010).
--------------------------------------------------------------------------------------------------------------

                                          Term of Office/1/
Name and Year of                           and Length of
      Birth              Position             Service               Principal Occupation During Past 5 Years
--------------------------------------------------------------------------------------------------------------------
Michael F. Lane    Vice President           Since 2004       Vice President of all the DFA Entities. Formerly,
1967                                                         Chief Executive Officer for Dimensional SmartNest
                                                             (US) LLC (July 2012-November 2014).
--------------------------------------------------------------------------------------------------------------------
Francis R. Lao     Vice President           Since 2011       Vice President of all the DFA Entities. Formerly, Vice
1969                                                         President - Global Operations at Janus Capital
                                                             Group (2005-2011).
--------------------------------------------------------------------------------------------------------------------
David F. LaRusso   Vice President           Since 2013       Vice President of all the DFA Entities. Formerly,
1978                                                         Senior Trader (January 2010-December 2012) and
                                                             Trader (2000-2009) for Dimensional Fund Advisors
                                                             LP.
--------------------------------------------------------------------------------------------------------------------
Juliet H. Lee      Vice President           Since 2005       Vice President of all the DFA Entities.
1971
--------------------------------------------------------------------------------------------------------------------
Marlena I. Lee     Vice President           Since 2011       Vice President of all the DFA Entities. Formerly,
1980                                                         Research Associate for Dimensional Fund Advisors
                                                             LP (July 2008-2010).
--------------------------------------------------------------------------------------------------------------------
Paul A. Lehman     Vice President           Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                         Regional Director (July 2013-January 2015) for
                                                             Dimensional Fund Advisors LP; Chief Investment
                                                             Officer (April 2005-April 2013) for First Citizens
                                                             Bancorporation.
--------------------------------------------------------------------------------------------------------------------
John B. Lessley    Vice President           Since 2013       Vice President of all the DFA Entities. Formerly,
1960                                                         Regional Director for Dimensional Fund Advisors LP
                                                             (January 2008-January 2013).
--------------------------------------------------------------------------------------------------------------------
Joy L. Lopez       Vice President           Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                         Senior Tax Manager (February 2013-January 2015)
                                                             for Dimensional Fund Advisors LP; Vice President
                                                             and Tax Manager, North America
                                                             (August 2006-April 2012) for Pacific Investment
                                                             Management Company.
--------------------------------------------------------------------------------------------------------------------
Apollo D. Lupescu  Vice President           Since 2009       Vice President of all the DFA Entities.
1969
--------------------------------------------------------------------------------------------------------------------
Timothy P. Luyet   Vice President           Since 2015       Vice President of all the DFA Entities. Formerly,
1972                                                         Senior Manager, Marketing Operations (January
                                                             2014-January 2015), Manager, Client Systems
                                                             (October 2011-January 2014) and RFP Manager
                                                             (April 2010-October 2011) for Dimensional Fund
                                                             Advisors LP.
--------------------------------------------------------------------------------------------------------------------
Peter Magnusson    Vice President           Since 2014       Vice President of all the DFA Entities. Formerly,
1969                                                         Regional Director for Dimensional Fund Advisors LP
                                                             (January 2011-January 2014); Vice President at
                                                             Columbia Management (2004-2010).
--------------------------------------------------------------------------------------------------------------------
Kenneth M. Manell  Vice President           Since 2010       Vice President of all the DFA Entities and
1972                                                         Dimensional Cayman Commodity Fund I Ltd.
                                                             Formerly, Counsel for Dimensional Fund Advisors
                                                             LP (September 2006-January 2010).
--------------------------------------------------------------------------------------------------------------------
Aaron M. Marcus    Vice President           Since 2008       Vice President of all DFA Entities and Head of
1970                                                         Global Human Resources for Dimensional Fund
                                                             Advisors LP.
--------------------------------------------------------------------------------------------------------------------
David R. Martin    Vice President, Chief    Since 2007       Vice President, Chief Financial Officer and Treasurer
1956               Financial Officer and                     of all the DFA Entities, and Dimensional Cayman
                   Treasurer                                 Commodity Fund I Ltd. Director, Vice President, Chief
                                                             Financial Officer and Treasurer of Dimensional Fund
                                                             Advisors Ltd., DFA Australia Limited, Dimensional
                                                             Advisors Pte. Ltd., Dimensional Hong Kong Limited
                                                             and Dimensional Fund Advisors Canada ULC.
                                                             Director of Dimensional Funds plc and Dimensional
                                                             Funds II plc. Statutory Auditor of Dimensional Japan
                                                             Ltd. Formerly, Chief Financial Officer, Treasurer and
                                                             Vice President of Dimensional SmartNest (US) LLC
                                                             (October 2010-November 2014).
--------------------------------------------------------------------------------------------------------------------

                                                Term of Office/1/
 Name and Year of                                 and Length of
       Birth               Position                  Service                 Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------
Duane R. Mattson     Vice President         Since 2015                 Vice President of all the DFA Entities. Formerly,
1965                                                                   Senior Compliance Officer (May 2012-January 2015)
                                                                       for Dimensional Fund Advisors LP; Chief
                                                                       Compliance Officer (April 2010-April 2012) for Al
                                                                       Frank Asset Management.
-----------------------------------------------------------------------------------------------------------------------------
Bryan R. McClune     Vice President         Since 2014                 Vice President of all the DFA Entities. Formerly,
1975                                                                   Regional Director of Dimensional Fund Advisors LP
                                                                       (January 2009-January 2014).
-----------------------------------------------------------------------------------------------------------------------------
Philip P. McInnis    Vice President         Since 2014                 Vice President of all the DFA Entities. Formerly,
1984                                                                   Regional Director (January 2009-January 2014) and
                                                                       Senior Associate (2011) for Dimensional Fund
                                                                       Advisors LP; Investment Consultant
                                                                       (March 2010-December 2010) and Investment
                                                                       Analyst (December 2007-March 2010) at Towers
                                                                       Watson.
-----------------------------------------------------------------------------------------------------------------------------
Travis A. Meldau     Vice President         Since 2015                 Vice President of all the DFA Entities. Portfolio
1981                                                                   Manager (since September 2011) for Dimensional
                                                                       Fund Advisors LP. Formerly, Portfolio Manager for
                                                                       Wells Capital Management
                                                                       (October 2004-September 2011).
-----------------------------------------------------------------------------------------------------------------------------
Jonathan G. Nelson   Vice President         Since 2013                 Vice President of all the DFA Entities. Formerly,
1971                                                                   Manager, Investment Systems (2011-January 2013)
                                                                       and Project Manager (2007-2010) for Dimensional
                                                                       Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell  Vice President and     Vice President since 1997  Vice President and Secretary of all the DFA Entities.
1964                 Secretary              and Secretary since 2000   Director, Vice President and Secretary of DFA
                                                                       Australia Limited and Dimensional Fund Advisors
                                                                       Ltd. (since February 2002, April 1997, and May
                                                                       2002, respectively). Vice President and Secretary of
                                                                       Dimensional Fund Advisors Canada ULC (since
                                                                       June 2003), Dimensional Cayman Commodity Fund I
                                                                       Ltd., Dimensional Japan Ltd (since February 2012),
                                                                       Dimensional Advisors Ltd (since March 2012),
                                                                       Dimensional Fund Advisors Pte. Ltd. (since June
                                                                       2012). Director of Dimensional Funds plc and
                                                                       Dimensional Funds II plc (since 2002 and 2006,
                                                                       respectively). Director of Dimensional Japan Ltd.,
                                                                       Dimensional Advisors Ltd., Dimensional Fund
                                                                       Advisors Pte. Ltd. and Dimensional Hong Kong
                                                                       Limited (since August 2012 and July 2012).
                                                                       Formerly, Vice President and Secretary of
                                                                       Dimensional SmartNest (US) LLC
                                                                       (October 2010-November 2014).
-----------------------------------------------------------------------------------------------------------------------------
John R. Nicholson    Vice President         Since 2015                 Vice President of all the DFA Entities. Formerly,
1977                                                                   Regional Director (June 2011-January 2015) for
                                                                       Dimensional Fund Advisors LP; Sales Executive for
                                                                       Vanguard (July 2008-May 2011).
-----------------------------------------------------------------------------------------------------------------------------
Pamela B. Noble      Vice President         Since 2011                 Vice President of all the DFA Entities. Formerly,
1964                                                                   Portfolio Manager for Dimensional Fund Advisors LP
                                                                       (2008-2010).
-----------------------------------------------------------------------------------------------------------------------------
Selwyn Notelovitz    Vice President and     Since 2013                 Vice President of all the DFA Entities. Deputy Chief
1961                 Deputy Chief                                      Compliance Officer of Dimensional Fund Advisors
                     Compliance Officer                                LP (since December 2012). Formerly, Chief
                                                                       Compliance Officer of Wellington Management
                                                                       Company, LLP (2004-2011).
-----------------------------------------------------------------------------------------------------------------------------
Carolyn L. O         Vice President         Since 2010                 Vice President of all the DFA Entities and
1974                                                                   Dimensional Cayman Commodity Fund I Ltd. Deputy
                                                                       General Counsel, Funds (since 2011). Formerly,
                                                                       Counsel for Dimensional Fund Advisors LP
                                                                       (2007-2010).
-----------------------------------------------------------------------------------------------------------------------------
Gerard K. O'Reilly   Vice President and Co- Vice President since 2007  Vice President and Co-Chief Investment Officer of all
1976                 Chief Investment       and Co-Chief Investment    the DFA Entities and Dimensional Fund Advisors
                     Officer                Officer since 2014         Canada ULC. Director of Dimensional Funds plc and
                                                                       Dimensional Fund II plc.
-----------------------------------------------------------------------------------------------------------------------------

                                    Term of Office/1/
 Name and Year of                    and Length of
      Birth            Position         Service               Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------
Daniel C. Ong       Vice President    Since 2009       Vice President of all the DFA Entities. Portfolio
1973                                                   Manager for Dimensional Fund Advisors LP
                                                       (since July 2005).
---------------------------------------------------------------------------------------------------------------
Kyle K. Ozaki       Vice President    Since 2010       Vice President of all the DFA Entities. Formerly,
1978                                                   Senior Compliance Officer
                                                       (January 2008-January 2010) and Compliance
                                                       Officer (February 2006-December 2007) for
                                                       Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Matthew A. Pawlak   Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1977                                                   Regional Director for Dimensional Fund Advisors LP
                                                       (2012-January 2013); Senior Consultant
                                                       (June 2011-December 2011) and Senior Investment
                                                       Analyst and Consultant (July 2008-June 2011) at
                                                       Hewitt EnnisKnupp.
---------------------------------------------------------------------------------------------------------------
Jeffrey L. Pierce   Vice President    Since 2015       Vice President of all the DFA Entities. Senior Manager,
1984                                                   Advisor Benchmarking (since January 2015) for
                                                       Dimensional Fund Advisors LP. Formerly, Manager,
                                                       Advisor Benchmarking (April 2012-December 2014) for
                                                       Dimensional Fund Advisors LP; Senior Manager,
                                                       Research and Consulting (October 2010-April 2012)
                                                       for Crain Communications Inc.; Senior Manager,
                                                       Revenue Planning and Strategy (April 2007-October
                                                       2010) for T-Mobile.
---------------------------------------------------------------------------------------------------------------
Olivian T. Pitis    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1974                                                   Regional Director (May 2011-January 2015) for
                                                       Dimensional Fund Advisors LP; Investment
                                                       Counselor/Regional Director for Halbert Hargrove
                                                       (2008-May 2011).
---------------------------------------------------------------------------------------------------------------
Brian P. Pitre      Vice President    Since 2015       Vice President of all the DFA Entities. Counsel for
1976                                                   Dimensional Fund Advisors LP (since February
                                                       2015). Formerly, Chief Financial Officer and General
                                                       Counsel for Relentless (March 2014-January 2015);
                                                       Vice President of all the DFA Entities
                                                       (January 2013-March 2014); Counsel for
                                                       Dimensional Fund Advisors LP
                                                       (January 2009-March 2014).
---------------------------------------------------------------------------------------------------------------
David A. Plecha     Vice President    Since 1993       Vice President of all the DFA Entities, DFA Australia
1961                                                   Limited, Dimensional Fund Advisors Ltd. and
                                                       Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------
Allen Pu            Vice President    Since 2011       Vice President of all the DFA Entities. Senior
1970                                                   Portfolio Manager for Dimensional Fund Advisors LP
                                                       (since January 2015). Formerly, Portfolio Manager
                                                       for Dimensional Fund Advisors LP
                                                       (2006-January 2015).
---------------------------------------------------------------------------------------------------------------
David J. Rapozo     Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1967                                                   Regional Director for Dimensional Fund Advisors LP
                                                       (January 2011-January 2014); Vice President at
                                                       BlackRock (2009-2010).
---------------------------------------------------------------------------------------------------------------
Mark A. Regier      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1969                                                   Planning and Analysis Manager for Dimensional
                                                       Fund Advisors LP (July 2007-January 2014).
---------------------------------------------------------------------------------------------------------------
Cory T. Riedberger  Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1979                                                   Regional Director (March 2011-January 2015) for
                                                       Dimensional Fund Advisors LP; Regional Vice
                                                       President (2003-March 2011) for Invesco
                                                       PowerShares.
---------------------------------------------------------------------------------------------------------------
Savina B. Rizova    Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1981                                                   Research Associate (June 2011-January 2012) for
                                                       Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------

                                     Term of Office/1/
 Name and Year of                     and Length of
       Birth            Position         Service               Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------
Michael F. Rocque    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1968                                                    Senior Fund Accounting Manager (July 2013-January
                                                        2015) for Dimensional Fund Advisors LP; Senior
                                                        Financial Consultant and Chief Accounting Officer
                                                        (July 2002-July 2013) for MFS Investment
                                                        Management.
---------------------------------------------------------------------------------------------------------------
L. Jacobo Rodriguez  Vice President    Since 2005       Vice President of all the DFA Entities.
1971
---------------------------------------------------------------------------------------------------------------
Austin S. Rosenthal  Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Vice
1978                                                    President for Dimensional SmartNest (US) LLC
                                                        (September 2010-November 2014).
---------------------------------------------------------------------------------------------------------------
Oliver J. Rowe       Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1960                                                    Senior Manager, Human Resources for Dimensional
                                                        Fund Advisors LP (January 2012-January 2014);
                                                        Director of Human Resources at Spansion, Inc.
                                                        (March 2009-December 2011).
---------------------------------------------------------------------------------------------------------------
Joseph S. Ruzicka    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1987                                                    Manager Investment Analytics and Data
                                                        (January 2014-January 2015), Senior Associate,
                                                        Investment Analytics and Data (January 2013-January
                                                        2014), Associate, Investment Analytics and Data
                                                        (January 2012-January 2013), and Investment Data
                                                        Analyst (April 2010-January 2012) for Dimensional
                                                        Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Julie A. Saft        Vice President    Since 2010       Vice President of all the DFA Entities. Formerly,
1959                                                    Client Systems Manager for Dimensional Fund
                                                        Advisors LP (July 2008-January 2010); Senior
                                                        Manager at Vanguard (November 1997-July 2008).
---------------------------------------------------------------------------------------------------------------
Joel P. Schneider    Vice President    Since 2015       Vice President of all the DFA Entities. Portfolio
1980                                                    Manager (since 2013) for Dimensional Fund
                                                        Advisors LP. Formerly, Investment Associate
                                                        (April 2011-January 2013) for Dimensional Fund
                                                        Advisors LP; Associate Consultant for ZS Associates
                                                        (April 2008-November 2010).
---------------------------------------------------------------------------------------------------------------
Ashish Shrestha      Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1978                                                    Regional Director (September 2009-January 2015)
                                                        and Senior Associate (September 2008-September
                                                        2009) for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Bruce A. Simmons     Vice President    Since 2009       Vice President of all the DFA Entities. Formerly,
1965                                                    Investment Operations Manager for Dimensional
                                                        Fund Advisors LP (May 2007-January 2009).
---------------------------------------------------------------------------------------------------------------
Ted R. Simpson       Vice President    Since 2007       Vice President of all the DFA Entities.
1968
---------------------------------------------------------------------------------------------------------------
Bhanu P. Singh       Vice President    Since 2014       Vice President of all the DFA Entities. Senior
1981                                                    Portfolio Manager for Dimensional Fund Advisors LP
                                                        (since January 2015). Formerly, Portfolio Manager
                                                        (January 2012-January 2015) and Investment
                                                        Associate for Dimensional Fund Advisors LP
                                                        (August 2010-December 2011).
---------------------------------------------------------------------------------------------------------------
Bryce D. Skaff       Vice President    Since 2007       Vice President of all the DFA Entities.
1975
---------------------------------------------------------------------------------------------------------------
Lukas J. Smart       Vice President    Since 2014       Vice President of all the DFA Entities. Portfolio
1977                                                    Manager of Dimensional Fund Advisors LP
                                                        (since January 2010).
---------------------------------------------------------------------------------------------------------------
Andrew D. Smith      Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
1968                                                    Project Manager for Dimensional Fund Advisors LP
                                                        (2007-2010).
---------------------------------------------------------------------------------------------------------------
Grady M. Smith       Vice President    Since 2004       Vice President of all the DFA Entities and
1956                                                    Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------
Lawrence R. Spieth   Vice President    Since 2004       Vice President of all the DFA Entities.
1947
---------------------------------------------------------------------------------------------------------------

                                      Term of Office/1/
  Name and Year of                     and Length of
       Birth             Position         Service              Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------
Richard H. Tatlow V   Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                     Regional Director for Dimensional Fund Advisors LP
                                                         (April 2010-January 2013).
---------------------------------------------------------------------------------------------------------------
Blake T. Tatsuta      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1973                                                     Manager, Investment Analytics and Data
                                                         (2012-January 2013) and Research Assistant
                                                         (2002-2011) for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Erik T. Totten        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1980                                                     Regional Director (2010-January 2013) and Senior
                                                         Associate (2007-2009) for Dimensional Fund
                                                         Advisors LP.
---------------------------------------------------------------------------------------------------------------
John H. Totten        Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1978                                                     Regional Director for Dimensional Fund Advisors LP
                                                         (January 2008-January 2012).
---------------------------------------------------------------------------------------------------------------
Robert C. Trotter     Vice President    Since 2009       Vice President of all the DFA Entities.
1958
---------------------------------------------------------------------------------------------------------------
Dave C. Twardowski    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1982                                                     Research Associate (June 2011-January 2015) for
                                                         Dimensional Fund Advisors LP; Research Assistant
                                                         at Dartmouth College (2009-2011).
---------------------------------------------------------------------------------------------------------------
Karen E. Umland       Vice President    Since 1997       Vice President of all the DFA Entities, DFA Australia
1966                                                     Limited, Dimensional Fund Advisors Ltd., and
                                                         Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------
Benjamin C. Walker    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                     Regional Director for Dimensional Fund Advisors LP
                                                         (September 2008-January 2014).
---------------------------------------------------------------------------------------------------------------
Brian J. Walsh        Vice President    Since 2009       Vice President of all the DFA Entities. Portfolio
1970                                                     Manager for Dimensional Fund Advisors LP
                                                         (since 2004).
---------------------------------------------------------------------------------------------------------------
Jessica Walton        Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1974                                                     Regional Director (January 2012-January 2015) for
                                                         Dimensional Fund Advisors LP; Director of Marketing
                                                         and Investor Relations for Treaty Oak Capital
                                                         Management (July 2011-October 2011); Vice
                                                         President for Rockspring Capital (October 2010-July
                                                         2011); Program Director for RevEurope Payments
                                                         (November 2008-October 2010).
---------------------------------------------------------------------------------------------------------------
Weston J. Wellington  Vice President    Since 1997       Vice President of all the DFA Entities.
1951
---------------------------------------------------------------------------------------------------------------
Ryan J. Wiley         Vice President    Since 2007       Vice President of all the DFA Entities.
1976
---------------------------------------------------------------------------------------------------------------
Stacey E. Winning     Vice President    Since 2015       Vice President of all the DFA Entities. Head of
1981                                                     Global Recruiting and Development (since June
                                                         2014) for Dimensional Fund Advisors LP. Formerly,
                                                         Senior Manager, Recruiting
                                                         (December 2012-June 2014) for Dimensional Fund
                                                         Advisors LP; Co-Head of Global Recruiting (May
                                                         2009-November 2012) for Two Sigma Investments.
---------------------------------------------------------------------------------------------------------------
Paul E. Wise          Vice President    Since 2005       Vice President of all the DFA Entities.
1955
---------------------------------------------------------------------------------------------------------------
Joseph L. Young       Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
1978                                                     Regional Director for Dimensional Fund Advisors LP
                                                         (2005-2010).
---------------------------------------------------------------------------------------------------------------

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (Unaudited)

For shareholders that do not have an October 31, 2015 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2015 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2014 to October 31, 2015, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                Net
                                                            Investment    Short-Term     Long-Term   Return
                                                              Income     Capital Gain  Capital Gain    of    Tax-Exempt
DFA Investment Dimensions Group Inc.                       Distributions Distributions Distributions Capital  Interest
------------------------------------                       ------------- ------------- ------------- ------- ----------
DFA One-Year Fixed Income Portfolio.......................       84%           9%            7%        --        --
DFA Two-Year Global Fixed Income Portfolio................       87%          10%            1%         2%       --
DFA Selectively Hedged Global Fixed Income Portfolio......      100%          --            --         --        --
DFA Five-Year Global Fixed Income Portfolio...............       91%           1%            8%        --        --
DFA World ex U.S. Government Fixed Income Portfolio.......       93%           2%            5%        --        --
DFA Short-Term Government Portfolio.......................       82%           3%           15%        --        --
DFA Intermediate Government Fixed Income Portfolio........       83%          --            17%        --        --
DFA Short-Term Extended Quality Portfolio.................       97%          --             3%        --        --
DFA Intermediate-Term Extended Quality Portfolio..........       89%          --            10%        --        --
DFA Targeted Credit Portfolio.............................      100%          --            --         --        --
DFA Investment Grade Portfolio............................      100%          --            --         --        --
DFA Inflation-Protected Securities Portfolio..............       69%          --            31%        --        --
DFA Short-Duration Real Return Portfolio..................       99%           1%           --         --        --
DFA Municipal Real Return Portfolio.......................       --           --            --         --       100%
DFA Municipal Bond Portfolio..............................       --           --            --         --       100%
DFA Short-Term Municipal Bond Portfolio...................       --           --            --         --       100%
DFA Intermediate-Term Municipal Bond Portfolio............       --           --            --         --       100%
DFA California Short-Term Municipal Bond Portfolio........       --           --            --         --       100%
DFA California Intermediate-Term Municipal Bond Portfolio.       --           --            --         --       100%
DFA NY Municipal Bond Portfolio...........................       --           --            --         --       100%

                                                                                                            Qualifying
                                                                             U.S.      Foreign   Qualifying Short-Term
                                                               Total      Government    Source    Interest   Capital
DFA Investment Dimensions Group Inc.                       Distributions Interest (1) Income (2) Income (3)  Gain (4)
------------------------------------                       ------------- ------------ ---------- ---------- ----------
DFA One-Year Fixed Income Portfolio.......................      100%          31%         --        100%       100%
DFA Two-Year Global Fixed Income Portfolio................      100%          11%        100%       100%       100%
DFA Selectively Hedged Global Fixed Income Portfolio......      100%           1%        100%       100%       100%
DFA Five-Year Global Fixed Income Portfolio...............      100%           1%        100%       100%       100%
DFA World ex U.S. Government Fixed Income Portfolio.......      100%          --         100%       100%       100%
DFA Short-Term Government Portfolio.......................      100%         100%         --        100%       100%
DFA Intermediate Government Fixed Income Portfolio........      100%          99%         --        100%       100%
DFA Short-Term Extended Quality Portfolio.................      100%           1%         --        100%       100%
DFA Intermediate-Term Extended Quality Portfolio..........      100%           2%         --        100%       100%
DFA Targeted Credit Portfolio.............................      100%          --          --        100%       100%
DFA Investment Grade Portfolio............................      100%           4%         --        100%       100%
DFA Inflation-Protected Securities Portfolio..............      100%         100%         --        100%       100%
DFA Short-Duration Real Return Portfolio..................      100%          --          --        100%       100%
DFA Municipal Real Return Portfolio.......................      100%          --          --        100%       100%
DFA Municipal Bond Portfolio..............................      100%          --          --        100%       100%
DFA Short-Term Municipal Bond Portfolio...................      100%          --          --        100%       100%
DFA Intermediate-Term Municipal Bond Portfolio............      100%          --          --        100%       100%
DFA California Short-Term Municipal Bond Portfolio........      100%          --          --        100%       100%
DFA California Intermediate-Term Municipal Bond Portfolio.      100%          --          --        100%       100%
DFA NY Municipal Bond Portfolio...........................      100%          --          --        100%       100%

----------
(1)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(2)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.

(3)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(4)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                                                               DFA103115-024A
 [LOGO]                                                              00157608

[LOGO]

ANNUAL REPORT
year ended: October 31, 2015

DFA Investment Dimensions Group Inc.
U.S. Social Core Equity 2 Portfolio
U.S. Sustainability Core 1 Portfolio
International Sustainability Core 1 Portfolio
DFA International Value ex Tobacco Portfolio
International Social Core Equity Portfolio
Emerging Markets Social Core Equity Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2015

Dear Fellow Shareholder,

Dimensional is built around a set of ideas that are bigger than our firm. Our point of view about market efficiency, our commitment to research, and our focus on implementation form the basis of our approach. We are fortunate to have found clients who are drawn to these ideas and the consistency we have shown to these principles over time.

Combining insights gained from research with effective implementation has been central to Dimensional's approach since our founding and will continue to be our focus.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                                 ANNUAL REPORT

                               Table of Contents

                                                                    Page
                                                                    ----
        Letter to Shareholders
        Definitions of Abbreviations and Footnotes.................   1
           Performance Charts......................................   2
           Management's Discussion and Analysis....................   5
           Disclosure of Fund Expenses.............................  10
           Disclosure of Portfolio Holdings........................  12
           Summary Schedules of Portfolio Holdings
               U.S. Social Core Equity 2 Portfolio.................  14
               U.S. Sustainability Core 1 Portfolio................  17
               International Sustainability Core 1 Portfolio.......  20
               DFA International Value ex Tobacco Portfolio........  25
               International Social Core Equity Portfolio..........  29
               Emerging Markets Social Core Equity Portfolio.......  33
           Statements of Assets and Liabilities....................  38
           Statements of Operations................................  40
           Statements of Changes in Net Assets.....................  42
           Financial Highlights....................................  44
           Notes to Financial Statements...........................  47
           Report of Independent Registered Public Accounting Firm.  58
           Results of the Shareholder Meeting......................  59
        Fund Management............................................  63
        Voting Proxies on Fund Portfolio Securities................  76
        Notice to Shareholders.....................................  77

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings
---------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
GDR     Global Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities"
        are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category
        may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(C)     Non-Annualized
(D)     Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
U.S. SOCIAL CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
October 1, 2007-October 31, 2015

                                    [CHART]

                U.S. Social Core Equity      Russell 3000/R/ Index
                      2 Portfolio
                -----------------------      ---------------------
 10/01/07               $10,000                    $10,000
 10/31/07                 9,930                     10,042
 11/30/07                 9,330                      9,590
 12/31/07                 9,238                      9,532
  1/31/08                 8,777                      8,954
  2/29/08                 8,516                      8,676
  3/31/08                 8,498                      8,625
  4/30/08                 8,951                      9,056
  5/31/08                 9,202                      9,241
  6/30/08                 8,366                      8,479
  7/31/08                 8,315                      8,411
  8/31/08                 8,497                      8,542
  9/30/08                 7,718                      7,739
 10/31/08                 6,207                      6,366
 11/30/08                 5,578                      5,864
 12/31/08                 5,714                      5,976
  1/31/09                 5,099                      5,474
  2/28/09                 4,505                      4,901
  3/31/09                 4,976                      5,330
  4/30/09                 5,706                      5,891
  5/31/09                 5,963                      6,205
  6/30/09                 5,932                      6,226
  7/31/09                 6,479                      6,711
  8/31/09                 6,737                      6,951
  9/30/09                 7,085                      7,242
 10/31/09                 6,796                      7,056
 11/30/09                 7,075                      7,457
 12/31/09                 7,409                      7,669
  1/31/10                 7,118                      7,393
  2/28/10                 7,451                      7,643
  3/31/10                 8,003                      8,125
  4/30/10                 8,336                      8,301
  5/31/10                 7,659                      7,645
  6/30/10                 7,099                      7,205
  7/31/10                 7,631                      7,706
  8/31/10                 7,141                      7,343
  9/30/10                 7,913                      8,036
 10/31/10                 8,206                      8,350
 11/30/10                 8,384                      8,398
 12/31/10                 9,075                      8,968
  1/31/11                 9,254                      9,164
  2/28/11                 9,706                      9,497
  3/31/11                 9,830                      9,540
  4/30/11                10,030                      9,824
  5/31/11                 9,840                      9,712
  6/30/11                 9,655                      9,537
  7/31/11                 9,337                      9,319
  8/31/11                 8,597                      8,760
  9/30/11                 7,735                      8,080
 10/31/11                 8,827                      9,010
 11/30/11                 8,796                      8,986
 12/31/11                 8,835                      9,060
  1/31/12                 9,326                      9,517
  2/29/12                 9,742                      9,919
  3/31/12                 9,972                     10,225
  4/30/12                 9,865                     10,158
  5/31/12                 9,149                      9,530
  6/30/12                 9,470                      9,904
  7/31/12                 9,513                     10,002
  8/31/12                 9,824                     10,251
  9/30/12                10,106                     10,521
 10/31/12                10,031                     10,339
 11/30/12                10,117                     10,419
 12/31/12                10,381                     10,547
  1/31/13                11,050                     11,126
  2/28/13                11,182                     11,273
  3/31/13                11,644                     11,715
  4/30/13                11,688                     11,907
  5/31/13                12,150                     12,187
  6/30/13                12,028                     12,029
  7/31/13                12,734                     12,689
  8/31/13                12,337                     12,334
  9/30/13                12,857                     12,793
 10/31/13                13,389                     13,336
 11/30/13                13,831                     13,723
 12/31/13                14,231                     14,086
  1/31/14                13,620                     13,641
  2/28/14                14,242                     14,288
  3/31/14                14,444                     14,363
  4/30/14                14,376                     14,381
  5/31/14                14,626                     14,695
  6/30/14                15,123                     15,063
  7/31/14                14,691                     14,766
  8/31/14                15,283                     15,386
  9/30/14                14,731                     15,065
 10/31/14                15,062                     15,479
 11/30/14                15,291                     15,854
 12/31/14                15,369                     15,854
  1/31/15                14,725                     15,413
  2/28/15                15,674                     16,305
  3/31/15                15,562                     16,140
  4/30/15                15,620                     16,213
  5/31/15                15,761                     16,437
  6/30/15                15,554                     16,162
  7/31/15                15,495                     16,432            Past performance is not predictive of
  8/31/15                14,646                     15,440            future performance.
  9/30/15                14,123                     14,990            The returns shown do not reflect the
 10/31/15                15,141                     16,174            deduction of taxes that a shareholder
                                                                      would pay on fund distributions or the
         Average Annual      One       Five         Since             redemption of fund shares.
         Total Return        Year      Years      Inception           Russell data copyright (C) Russell
         -------------------------------------------------------      Investment Group 1995-2015, all rights
                             0.52%     13.03%       5.27%             reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. SUSTAINABILITY CORE 1 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
March 12, 2008-October 31, 2015

                                    [CHART]

                U.S. Sustainability        Russell 3000/R/ Index
                 Core 1 Portfolio
                -------------------        ---------------------
  3/12/08             $10,000                    $10,000
  3/31/08              10,190                     10,127
  4/30/08              10,650                     10,633
  5/31/08              10,910                     10,851
  6/30/08              10,056                      9,955
  7/31/08              10,006                      9,876
  8/31/08              10,217                     10,029
  9/30/08               9,270                      9,086
 10/31/08               7,438                      7,475
 11/30/08               6,794                      6,885
 12/31/08               6,955                      7,016
  1/31/09               6,315                      6,428
  2/28/09               5,615                      5,754
  3/31/09               6,162                      6,258
  4/30/09               6,948                      6,917
  5/31/09               7,305                      7,286
  6/30/09               7,326                      7,311
  7/31/09               7,951                      7,880
  8/31/09               8,259                      8,161
  9/30/09               8,680                      8,503
 10/31/09               8,382                      8,285
 11/30/09               8,783                      8,755
 12/31/09               9,136                      9,005
  1/31/10               8,836                      8,680
  2/28/10               9,177                      8,975
  3/31/10               9,785                      9,540
  4/30/10              10,106                      9,746
  5/31/10               9,288                      8,976
  6/30/10               8,694                      8,460
  7/31/10               9,286                      9,047
  8/31/10               8,756                      8,622
  9/30/10               9,632                      9,436
 10/31/10               9,987                      9,804
 11/30/10              10,112                      9,861
 12/31/10              10,843                     10,529
  1/31/11              11,063                     10,759
  2/28/11              11,503                     11,151
  3/31/11              11,620                     11,201
  4/30/11              11,914                     11,535
  5/31/11              11,746                     11,403
  6/30/11              11,543                     11,198
  7/31/11              11,237                     10,942
  8/31/11              10,457                     10,286
  9/30/11               9,522                      9,487
 10/31/11              10,717                     10,579
 11/30/11              10,707                     10,551
 12/31/11              10,771                     10,637
  1/31/12              11,356                     11,174
  2/29/12              11,867                     11,647
  3/31/12              12,167                     12,006
  4/30/12              12,050                     11,927
  5/31/12              11,239                     11,190
  6/30/12              11,649                     11,628
  7/31/12              11,734                     11,744
  8/31/12              12,098                     12,037
  9/30/12              12,444                     12,353
 10/31/12              12,282                     12,140
 11/30/12              12,390                     12,234
 12/31/12              12,608                     12,384
  1/31/13              13,380                     13,063
  2/28/13              13,543                     13,236
  3/31/13              14,107                     13,755
  4/30/13              14,249                     13,980
  5/31/13              14,728                     14,310
  6/30/13              14,561                     14,124
  7/31/13              15,436                     14,898
  8/31/13              14,998                     14,483
  9/30/13              15,614                     15,021
 10/31/13              16,262                     15,659
 11/30/13              16,778                     16,113
 12/31/13              17,233                     16,539
  1/31/14              16,633                     16,016
  2/28/14              17,422                     16,776
  3/31/14              17,551                     16,865
  4/30/14              17,506                     16,885
  5/31/14              17,862                     17,254
  6/30/14              18,393                     17,686
  7/31/14              17,935                     17,338
  8/31/14              18,706                     18,065
  9/30/14              18,186                     17,688
 10/31/14              18,646                     18,175
 11/30/14              18,994                     18,616
 12/31/14              19,023                     18,615
  1/31/15              18,406                     18,097
  2/28/15              19,560                     19,145
  3/31/15              19,411                     18,950
  4/30/15              19,480                     19,036
  5/31/15              19,721                     19,299
  6/30/15              19,468                     18,977
  7/31/15              19,606                     19,294            Past performance is not predictive of
  8/31/15              18,514                     18,129            future performance.
  9/30/15              17,904                     17,601            The returns shown do not reflect the
 10/31/15              19,220                     18,991            deduction of taxes that a shareholder
                                                                    would pay on fund distributions or the
        Average Annual      One       Five         Since            redemption of fund shares.
        Total Return        Year      Years      Inception          Russell data copyright (C) Russell
        -------------------------------------------------------     Investment Group 1995-2015, all rights
                            3.08%     13.99%       8.93%            reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
March 12, 2008-October 31, 2015

                                    [CHART]

             International Sustainability      MSCI World ex USA
                    Core 1 Portfolio         Index (net dividends)
             ----------------------------    ---------------------
 3/12/08                $10,000                     $10,000
 3/31/08                 10,110                      10,013
 4/30/08                 10,500                      10,570
 5/31/08                 10,680                      10,730
 6/30/08                  9,760                       9,896
 7/31/08                  9,386                       9,544
 8/31/08                  9,062                       9,175
 9/30/08                  7,852                       7,850
10/31/08                  6,087                       6,217
11/30/08                  5,752                       5,880
12/31/08                  6,182                       6,190
 1/31/09                  5,477                       5,612
 2/28/09                  4,915                       5,044
 3/31/09                  5,314                       5,377
 4/30/09                  6,052                       6,070
 5/31/09                  6,912                       6,838
 6/30/09                  6,840                       6,767
 7/31/09                  7,482                       7,402
 8/31/09                  7,887                       7,757
 9/30/09                  8,257                       8,077
10/31/09                  8,008                       7,947
11/30/09                  8,226                       8,144
12/31/09                  8,342                       8,274
 1/31/10                  7,986                       7,886
 2/28/10                  7,986                       7,878
 3/31/10                  8,562                       8,385
 4/30/10                  8,478                       8,260
 5/31/10                  7,494                       7,349
 6/30/10                  7,373                       7,242
 7/31/10                  8,125                       7,912
 8/31/10                  7,807                       7,675
 9/30/10                  8,604                       8,411
10/31/10                  8,912                       8,711
11/30/10                  8,540                       8,342
12/31/10                  9,304                       9,014
 1/31/11                  9,518                       9,208
 2/28/11                  9,871                       9,550
 3/31/11                  9,691                       9,358
 4/30/11                 10,216                       9,868
 5/31/11                  9,938                       9,575
 6/30/11                  9,762                       9,439
 7/31/11                  9,534                       9,283
 8/31/11                  8,687                       8,498
 9/30/11                  7,720                       7,645
 10/31/11                 8,429                       8,389
 11/30/11                 8,189                       8,001
 12/31/11                 7,998                       7,914
 1/31/12                  8,526                       8,341
 2/29/12                  8,955                       8,799
 3/31/12                  8,962                       8,734
 4/30/12                  8,774                       8,586
 5/31/12                  7,771                       7,607
 6/30/12                  8,250                       8,106
 7/31/12                  8,227                       8,207
 8/31/12                  8,507                       8,441
 9/30/12                  8,776                       8,697
10/31/12                  8,866                       8,758
11/30/12                  9,057                       8,942
12/31/12                  9,445                       9,212
 1/31/13                  9,841                       9,665
 2/28/13                  9,728                       9,569
 3/31/13                  9,852                       9,645
 4/30/13                 10,260                      10,084
 5/31/13                 10,045                       9,858
 6/30/13                  9,766                       9,489
 7/31/13                 10,317                       9,994
 8/31/13                 10,191                       9,865
 9/30/13                 10,959                      10,562
10/31/13                 11,294                      10,917
11/30/13                 11,363                      10,984
12/31/13                 11,584                      11,149
 1/31/14                 11,142                      10,699
 2/28/14                 11,793                      11,283
 3/31/14                 11,765                      11,232
 4/30/14                 11,894                      11,410
 5/31/14                 12,046                      11,586
 6/30/14                 12,216                      11,751
 7/31/14                 11,896                      11,541
 8/31/14                 11,944                      11,551
 9/30/14                 11,400                      11,076
10/31/14                 11,245                      10,900
11/30/14                 11,257                      11,034
12/31/14                 10,889                      10,667
 1/31/15                 10,877                      10,629
 2/28/15                 11,558                      11,264
 3/31/15                 11,379                      11,076
 4/30/15                 11,894                      11,556
 5/31/15                 11,906                      11,455
 6/30/15                 11,602                      11,130
 7/31/15                 11,663                      11,306
 8/31/15                 10,911                      10,483
 9/30/15                 10,453                       9,953
10/31/15                 11,123                      10,702



                                                                      Past performance is not predictive of
                                                                      future performance.
                                                                      The returns shown do not reflect the
                                                                      deduction of taxes that a shareholder
         Average Annual       One       Five        Since             would pay on fund distributions or the
         Total Return         Year      Years     Inception           redemption of fund shares.
         -------------------------------------------------------      MSCI data copyright MSCI 2015, all
                             -1.09%     4.53%       1.40%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
June 30, 2008-October 31, 2015

                                    [CHART]

              DFA International Value       MSCI World ex USA
               Ex Tobacco Portfolio       Index (net dividends)
              -----------------------     ---------------------
 6/30/08              $10,000                    $10,000
 7/31/08                9,840                      9,644
 8/31/08                9,530                      9,271
 9/30/08                8,400                      7,933
10/31/08                6,353                      6,282
11/30/08                6,021                      5,942
12/31/08                6,471                      6,255
 1/31/09                5,553                      5,671
 2/28/09                4,856                      5,097
 3/31/09                5,342                      5,433
 4/30/09                6,313                      6,134
 5/31/09                7,204                      6,909
 6/30/09                7,153                      6,838
 7/31/09                7,975                      7,480
 8/31/09                8,417                      7,838
 9/30/09                8,858                      8,162
10/31/09                8,496                      8,031
11/30/09                8,713                      8,230
12/31/09                8,810                      8,361
 1/31/10                8,343                      7,969
 2/28/10                8,384                      7,961
 3/31/10                9,050                      8,473
 4/30/10                8,925                      8,347
 5/31/10                7,865                      7,426
 6/30/10                7,723                      7,318
 7/31/10                8,651                      7,995
 8/31/10                8,218                      7,756
 9/30/10                9,081                      8,500
10/31/10                9,388                      8,803
11/30/10                8,922                      8,430
12/31/10                9,758                      9,109
 1/31/11               10,184                      9,305
 2/28/11               10,503                      9,650
 3/31/11               10,198                      9,457
 4/30/11               10,710                      9,972
 5/31/11               10,294                      9,676
 6/30/11               10,132                      9,538
 7/31/11                9,817                      9,381
 8/31/11                8,766                      8,588
 9/30/11                7,871                      7,725
10/31/11                8,602                      8,477
11/30/11                8,351                      8,085
12/31/11                8,125                      7,997
 1/31/12                8,664                      8,429
 2/29/12                9,137                      8,892
 3/31/12                9,055                      8,826
 4/30/12                8,702                      8,676
 5/31/12                7,610                      7,687
 6/30/12                8,159                      8,191
 7/31/12                8,114                      8,293
 8/31/12                8,429                      8,529
 9/30/12                8,724                      8,788
10/31/12                8,826                      8,850
11/30/12                8,950                      9,036
12/31/12                9,418                      9,309
 1/31/13                9,861                      9,767
 2/28/13                9,565                      9,670
 3/31/13                9,605                      9,746
 4/30/13               10,072                     10,190
 5/31/13                9,913                      9,962
 6/30/13                9,564                      9,589
 7/31/13               10,201                     10,099
 8/31/13               10,143                      9,969
 9/30/13               10,904                     10,673
10/31/13               11,277                     11,032
11/30/13               11,312                     11,099
12/31/13               11,557                     11,266
 1/31/14               11,146                     10,812
 2/28/14               11,781                     11,402
 3/31/14               11,711                     11,350
 4/30/14               11,902                     11,530
 5/31/14               12,033                     11,708
 6/30/14               12,200                     11,874
 7/31/14               11,898                     11,663
 8/31/14               11,898                     11,672
 9/30/14               11,365                     11,193
10/31/14               11,158                     11,015
11/30/14               11,134                     11,150
12/31/14               10,707                     10,779
 1/31/15               10,621                     10,741
 2/28/15               11,386                     11,383
 3/31/15               11,136                     11,193
 4/30/15               11,741                     11,677
 5/31/15               11,741                     11,576
 6/30/15               11,402                     11,247
 7/31/15               11,277                     11,425
 8/31/15               10,434                     10,593
 9/30/15                9,717                     10,058
10/31/15               10,475                     10,815
                                                                   Past performance is not predictive of
                                                                   future performance.
                                                                   The returns shown do not reflect the
                                                                   deduction of taxes that a shareholder
        Average Annual       One       Five        Since           would pay on fund distributions or the
        Total Return         Year      Years     Inception         redemption of fund shares.
        ------------------------------------------------------     MSCI data copyright MSCI 2015, all
                            -6.12%     2.22%       0.63%           rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
November 1, 2012-October 31, 2015

                                    [CHART]

              International Social Core      MSCI World ex USA
                  Equity Portfolio          Index (net dividends)
              -------------------------     ---------------------
11/01/12               $10,000                     $10,000
11/30/12                10,070                      10,146
12/31/12                10,534                      10,452
 1/31/13                10,969                      10,966
 2/28/13                10,828                      10,857
 3/31/13                10,939                      10,943
 4/30/13                11,394                      11,442
 5/31/13                11,091                      11,185
 6/30/13                10,755                      10,766
 7/31/13                11,408                      11,339
 8/31/13                11,316                      11,193
 9/30/13                12,152                      11,984
10/31/13                12,581                      12,386
11/30/13                12,622                      12,462
12/31/13                12,889                      12,650
 1/31/14                12,455                      12,139
 2/28/14                13,188                      12,802
 3/31/14                13,158                      12,744
 4/30/14                13,303                      12,945
 5/31/14                13,438                      13,145
 6/30/14                13,658                      13,332
 7/31/14                13,290                      13,095
 8/31/14                13,321                      13,105
 9/30/14                12,605                      12,567
10/31/14                12,405                      12,367
11/30/14                12,320                      12,519
12/31/14                11,983                      12,103
 1/31/15                11,876                      12,060
 2/28/15                12,676                      12,780
 3/31/15                12,416                      12,567
 4/30/15                13,068                      13,111
 5/31/15                13,068                      12,997
 6/30/15                12,785                      12,628
 7/31/15                12,752                      12,828
 8/31/15                11,984                      11,894
 9/30/15                11,469                      11,293
10/31/15                12,197                      12,143
                                                                     Past performance is not predictive of
                                                                     future performance.
                                                                     The returns shown do not reflect the
                                                                     deduction of taxes that a shareholder
         Average Annual        One          Since                    would pay on fund distributions or the
         Total Return          Year       Inception                  redemption of fund shares.
         ------------------------------------------------------      MSCI data copyright MSCI 2015, all
                              -1.67%        6.85%                    rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
August 31, 2006-October 31, 2015

                                    [CHART]

           Emerging Markets Social       MSCI Emerging Markets
            Core Equity Portfolio        Index (net dividends)
           -----------------------       ---------------------
 8/31/06           $10,000                     $10,000
 9/30/06            10,020                      10,083
10/31/06            10,690                      10,562
11/30/06            11,460                      11,347
12/31/06            11,920                      11,858
 1/31/07            12,110                      11,733
 2/28/07            12,010                      11,663
 3/31/07            12,552                      12,126
 4/30/07            13,394                      12,701
 5/31/07            14,406                      13,318
 6/30/07            14,722                      13,942
 7/31/07            15,247                      14,678
 8/31/07            14,833                      14,366
 9/30/07            16,140                      15,953
10/31/07            17,825                      17,732
11/30/07            16,516                      16,474
12/31/07            16,464                      16,532
 1/31/08            14,854                      14,469
 2/29/08            15,391                      15,537
 3/31/08            14,872                      14,715
 4/30/08            15,837                      15,909
 5/31/08            15,958                      16,204
 6/30/08            14,185                      14,588
 7/31/08            13,942                      14,038
 8/31/08            12,991                      12,916
 9/30/08            10,870                      10,656
10/31/08             7,734                       7,740
11/30/08             7,176                       7,157
12/31/08             7,903                       7,715
 1/31/09             7,206                       7,217
 2/28/09             6,678                       6,810
 3/31/09             7,716                       7,789
 4/30/09             9,147                       9,085
 5/31/09            10,949                      10,637
 6/30/09            10,849                      10,494
 7/31/09            12,177                      11,674
 8/31/09            12,279                      11,632
 9/30/09            13,355                      12,688
10/31/09            13,116                      12,703
11/30/09            13,937                      13,249
12/31/09            14,530                      13,772
 1/31/10            13,729                      13,004
 2/28/10            13,866                      13,050
 3/31/10            15,119                      14,103
 4/30/10            15,268                      14,274
 5/31/10            13,734                      13,019
 6/30/10            13,820                      12,923
 7/31/10            15,099                      13,999
 8/31/10            14,880                      13,727
 9/30/10            16,648                      15,253
10/31/10            17,134                      15,696
11/30/10            16,694                      15,281
12/31/10            17,932                      16,372
 1/31/11            17,397                      15,928
 2/28/11            17,118                      15,779
 3/31/11            18,078                      16,707
 4/30/11            18,746                      17,225
 5/31/11            18,199                      16,773
 6/30/11            17,928                      16,515
 7/31/11            17,867                      16,442
 8/31/11            16,271                      14,973
 9/30/11            13,485                      12,790
10/31/11            15,199                      14,484
11/30/11            14,545                      13,518
12/31/11            14,118                      13,356
 1/31/12            15,768                      14,870
 2/29/12            16,823                      15,761
 3/31/12            16,289                      15,235
 4/30/12            15,880                      15,053
 5/31/12            14,205                      13,365
 6/30/12            14,847                      13,881
 7/31/12            14,834                      14,151
 8/31/12            14,971                      14,104
 9/30/12            15,842                      14,955
10/31/12            15,717                      14,865
11/30/12            15,942                      15,053
12/31/12            16,993                      15,789
 1/31/13            17,135                      16,007
 2/28/13            17,018                      15,806
 3/31/13            16,806                      15,534
 4/30/13            16,961                      15,651
 5/31/13            16,470                      15,249
 6/30/13            15,244                      14,279
 7/31/13            15,466                      14,428
 8/31/13            15,101                      14,180
 9/30/13            16,199                      15,102
10/31/13            16,933                      15,836
11/30/13            16,631                      15,604
12/31/13            16,457                      15,379
 1/31/14            15,376                      14,380
 2/28/14            15,930                      14,856
 3/31/14            16,497                      15,312
 4/30/14            16,615                      15,363
 5/31/14            17,156                      15,900
 6/30/14            17,595                      16,322
 7/31/14            17,754                      16,638
 8/31/14            18,257                      17,013
 9/30/14            17,018                      15,752
10/31/14            17,098                      15,937
11/30/14            16,951                      15,769
12/31/14            16,252                      15,042
 1/31/15            16,372                      15,132
 2/28/15            16,856                      15,601
 3/31/15            16,493                      15,379
 4/30/15            17,596                      16,562
 5/31/15            16,950                      15,899
 6/30/15            16,471                      15,486
 7/31/15            15,376                      14,412
 8/31/15            14,012                      13,109            Past performance is not predictive of
 9/30/15            13,702                      12,714            future performance.
10/31/15            14,521                      13,621            The returns shown do not reflect the
                                                                  deduction of taxes that a shareholder
        Average Annual      One       Five        Since           would pay on fund distributions or the
        Total Return        Year      Years     Inception         redemption of fund shares.
        -----------------------------------------------------     MSCI data copyright MSCI 2015, all
                           -15.07%    -3.25%      4.15%           rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 U.S. Equity Market Review                   12 Months Ended October 31, 2015

   U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.5%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

              Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

              Russell 3000(R) Index........................ 4.49%
              Russell Microcap(R) Index (micro-cap stocks). 0.82%
              Russell 2000(R) Index (small-cap stocks)..... 0.34%
              Russell 1000(R) Index (large-cap stocks)..... 4.86%
              Dow Jones U.S. Select REIT Index SM.......... 6.87%

   Growth stocks outperformed value stocks as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

         Russell 2000(R) Value Index (small-cap value stocks)... -2.88%
         Russell 2000(R) Growth Index (small-cap growth stocks).  3.52%
         Russell 1000(R) Value Index (large-cap value stocks)...  0.53%
         Russell 1000(R) Growth Index (large-cap growth stocks).  9.18%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2015, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the period were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small-cap, and/or micro-cap companies relative to widely used benchmarks.

Domestic Equity Portfolios' Performance Overview

U.S. Social Core Equity 2 Portfolio

   The U.S. Social Core Equity 2 Portfolio invests in a broadly diversified group of U.S. equity securities with increased exposure to smaller company stocks and value stocks relative to the market. Value is measured primarily by book-to-market ratio. The Portfolio excludes from purchase companies and industries that do not pass the social issue screens performed by a third-party provider. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 2,400 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were 0.52% for the Portfolio and 4.49% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the Index to small-cap stocks and value stocks, which contributed to the Portfolio's relative underperformance as small-cap stocks underperformed large-cap stocks and value stocks underperformed growth stocks during the period. The application of the Portfolio's social screens resulted in a lower allocation to healthcare, among the best performing sectors during the period, and detracted from the Portfolio's relative performance.

U.S. Sustainability Core 1 Portfolio

   The U.S. Sustainability Core 1 Portfolio invests in a broadly diversified group of U.S. equity securities, with increased exposure to smaller-cap stocks and value stocks relative to the market. Value is measured primarily by book-to-market ratio. The Portfolio further adjusts the weights of all eligible companies based on environmental impact ratings calculated by a third-party provider. Accordingly, the Portfolio seeks to exclude or decrease the weights of securities of companies that are deemed to have a relative negative impact on the environment and to increase the weights of securities of companies that are deemed to have a relative positive impact on the environment. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 2,400 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were 3.08% for the Portfolio and 4.49% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the Index to small-cap stocks and value stocks, which contributed to the Portfolio's underperformance relative to the Index as small-cap stocks underperformed large-cap stocks and value stocks underperformed growth stocks during the period.


 International Equity Market Review          12 Months Ended October 31, 2015

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks and growth stocks had positive returns while large-cap stocks and value stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------

                                              Return in U.S. Dollars
                                              ----------------------
           MSCI World ex USA Index...........         -1.81%
           MSCI World ex USA Small Cap Index.          4.66%
           MSCI World ex USA Value Index.....         -5.92%
           MSCI World ex USA Growth Index....          2.33%

   During the period, the U.S. dollar (USD) appreciated against most developed markets currencies, decreasing USD-denominated returns in developed markets.

                           12 Months Ended October 31, 2015
                            --------------------------------

                                                     Local Return Return in U.S. Dollars
Ten Largest Foreign Developed Markets by Market Cap  ------------ ----------------------
                  United Kingdom....................     0.01%             -3.45%
                  Japan.............................    17.41%              9.07%
                  Canada............................    -5.27%            -18.37%
                  France............................    18.69%              4.64%
                  Switzerland.......................     3.70%              1.25%
                  Germany...........................    16.20%              2.45%
                  Australia.........................    -2.25%            -20.66%
                  Spain.............................     0.50%            -11.40%
                  Hong Kong.........................    -1.73%             -1.67%
                  Sweden............................     9.47%             -4.59%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

   Emerging markets had weaker performance over the period than non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------
                                                Return in U.S. Dollars
                                                ----------------------
         MSCI Emerging Markets Index...........         -14.53%
         MSCI Emerging Markets Small cap Index.          -8.61%
         MSCI Emerging Markets Value Index.....         -17.62%
         MSCI Emerging Markets Growth Index....         -11.50%

   During the period, the U.S. dollar (USD) appreciated against most emerging markets currencies, decreasing USD-denominated returns in emerging markets.

                      12 Months Ended October 31, 2015
                       --------------------------------
                                            Local Return Return in U.S. Dollars
Ten Largest Emerging Markets by Market Cap  ------------ ----------------------
              China........................     -0.76%            -0.70%
              Korea........................     -0.03%            -6.28%
              Taiwan.......................     -2.50%            -8.65%
              India........................     -2.15%            -8.06%
              South Africa.................      7.82%           -13.73%
              Brazil.......................    -15.36%           -45.97%
              Mexico.......................      0.26%           -18.22%
              Russia.......................      8.87%           -20.92%
              Malaysia.....................     -8.60%           -30.02%
              Indonesia....................    -12.35%           -22.61%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

International Equity Portfolios' Performance Overview

International Sustainability Core 1 Portfolio

   The International Sustainability Core 1 Portfolio invests in a broad universe of international stocks, with increased exposure to smaller-cap stocks and stocks with value characteristics as measured by book-to-market ratio. The Portfolio further adjusts the weights of companies in its portfolio based on environmental impact ratings calculated by a third-party provider. Accordingly, the Portfolio seeks to exclude or decrease the weights of securities of companies that are deemed to have a relative negative impact on the environment and to increase the weights of securities of companies that are deemed to have a relative positive impact on the environment. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 3,200 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -1.09% for the Portfolio and -1.81% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories while the Index primarily holds large-cap and mid-cap stocks. International small-cap stocks generally outperformed international large-cap and mid-cap stocks during the period, and the Portfolio's exposure to small-cap stocks benefited performance relative to the Index. In particular, the Portfolio's emphasis on small-cap stocks resulted in a lower allocation to large-cap financial stocks, which underperformed for the period and the relative underweight contributed to the Portfolio's performance.

DFA International Value ex Tobacco Portfolio

   The DFA International Value ex Tobacco Portfolio is designed to capture the returns of international large-cap value stocks while excluding tobacco companies. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 410 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -6.12% for the Portfolio and -1.81% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio had significantly greater exposure than the Index to value stocks. Value stocks generally underperformed during the period, which detracted from the Portfolio's relative performance. Differences in the valuation timing and methodology between the Portfolio and the Index generally detracted from relative performance. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

International Social Core Equity Portfolio

   The International Social Core Equity Portfolio invests in a broadly diversified basket of international stocks, with increased exposure to smaller-cap stocks and those with value characteristics as measured by book-to-market ratio. The Portfolio excludes from purchase companies and industries that do not pass the social issue screens performed by a third-party provider. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 3,400 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -1.67% for the Portfolio and -1.81% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories while the Index primarily holds large-cap and mid-cap stocks. International small-cap stocks generally outperformed international large-cap and mid-cap stocks during the period, and the Portfolio's exposure to small-cap stocks benefited performance relative to the Index. In particular, the Portfolio's emphasis on small-cap stocks resulted in a lower allocation to large-cap financial stocks, which underperformed for the period and the relative underweight contributed to the Portfolio's performance. The Portfolio's greater exposure than the Index to value stocks detracted from the Portfolio's relative performance as value stocks generally underperformed during the period.

Emerging Markets Social Core Equity Portfolio

   The Emerging Markets Social Core Equity Portfolio invests in a broad universe of stocks in selected emerging markets with increased exposure to smaller-cap stocks and those stocks with value characteristics as measured by book-to-market ratio. The Portfolio excludes from purchase companies that do not pass the social screens performed by a third-party provider. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 3,400 securities across 21 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -15.07% for the Portfolio and -14.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories while the Index primarily holds large- and mid-cap stocks. Emerging markets small-cap stocks generally outperformed emerging markets large- and mid-cap stocks during the period, and the Portfolio's exposure to small-cap stocks benefited performance relative to the Index. The Portfolio's greater exposure than the Index to value stocks detracted from relative performance as value stocks generally underperformed during the period. The Portfolio's smaller allocation than the Index to China, among the best performing emerging markets during the period, also detracted from relative performance. The application of the Portfolio's social screens resulted in a lower allocation to certain securities that outperformed and detracted from the Portfolio's relative performance.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             Six Months Ended October 31, 2015
 EXPENSE TABLES
                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       05/01/15  10/31/15    Ratio*   Period*
                                       --------- --------- ---------- --------
 U.S. Social Core Equity 2 Portfolio
 -----------------------------------
 Actual Fund Return................... $1,000.00 $  969.30    0.30%    $1.49
 Hypothetical 5% Annual Return........ $1,000.00 $1,023.69    0.30%    $1.53

 U.S. Sustainability Core 1 Portfolio
 ------------------------------------
 Actual Fund Return................... $1,000.00 $  986.60    0.33%    $1.65
 Hypothetical 5% Annual Return........ $1,000.00 $1,023.54    0.33%    $1.68

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               05/01/15  10/31/15    Ratio*   Period*
                                               --------- --------- ---------- --------
International Sustainability Core 1 Portfolio
---------------------------------------------
Actual Fund Return............................ $1,000.00 $  935.20    0.49%    $2.39
Hypothetical 5% Annual Return................. $1,000.00 $1,022.74    0.49%    $2.50

DFA International Value ex Tobacco Portfolio
--------------------------------------------
Actual Fund Return............................ $1,000.00 $  892.10    0.58%    $2.77
Hypothetical 5% Annual Return................. $1,000.00 $1,022.28    0.58%    $2.96

International Social Core Equity Portfolio
------------------------------------------
Actual Fund Return............................ $1,000.00 $  933.40    0.45%    $2.19
Hypothetical 5% Annual Return................. $1,000.00 $1,022.94    0.45%    $2.29

Emerging Markets Social Core Equity Portfolio
---------------------------------------------
Actual Fund Return............................ $1,000.00 $  825.30    0.67%    $3.08
Hypothetical 5% Annual Return................. $1,000.00 $1,021.83    0.67%    $3.41

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                      U.S. Social Core Equity 2 Portfolio
              Consumer Discretionary.......................  16.2%
              Consumer Staples.............................   6.1%
              Energy.......................................   9.5%
              Financials...................................  18.8%
              Health Care..................................   7.1%
              Industrials..................................  13.4%
              Information Technology.......................  18.7%
              Materials....................................   4.9%
              Other........................................    --
              Telecommunication Services...................   2.8%
              Utilities....................................   2.5%
                                                            -----
                                                            100.0%

                     U.S. Sustainability Core 1 Portfolio
              Consumer Discretionary.......................  16.4%
              Consumer Staples.............................   7.6%
              Energy.......................................   6.6%
              Financials...................................  15.4%
              Health Care..................................  11.5%
              Industrials..................................  13.8%
              Information Technology.......................  18.6%
              Materials....................................   4.4%
              Other........................................    --
              Telecommunication Services...................   2.4%
              Utilities....................................   3.3%
                                                            -----
                                                            100.0%

                 International Sustainability Core 1 Portfolio
              Consumer Discretionary.......................  15.9%
              Consumer Staples.............................   9.9%
              Energy.......................................   6.1%
              Financials...................................  19.6%
              Health Care..................................   9.1%
              Industrials..................................  15.8%
              Information Technology.......................   5.9%
              Materials....................................   9.9%
              Other........................................    --
              Telecommunication Services...................   4.1%
              Utilities....................................   3.7%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

                 DFA International Value ex Tobacco Portfolio
              Consumer Discretionary.......................  13.0%
              Consumer Staples.............................   3.7%
              Energy.......................................  14.2%
              Financials...................................  35.2%
              Health Care..................................   1.4%
              Industrials..................................  10.0%
              Information Technology.......................   3.3%
              Materials....................................  11.3%
              Other........................................    --
              Telecommunication Services...................   5.4%
              Utilities....................................   2.5%
                                                            -----
                                                            100.0%

                  International Social Core Equity Portfolio
              Consumer Discretionary.......................  15.0%
              Consumer Staples.............................   6.3%
              Energy.......................................   7.7%
              Financials...................................  23.6%
              Health Care..................................   3.3%
              Industrials..................................  18.0%
              Information Technology.......................   6.4%
              Materials....................................  11.9%
              Other........................................    --
              Telecommunication Services...................   4.2%
              Utilities....................................   3.6%
                                                            -----
                                                            100.0%

                 Emerging Markets Social Core Equity Portfolio
              Consumer Discretionary.......................  10.8%
              Consumer Staples.............................   9.0%
              Energy.......................................   5.2%
              Financials...................................  25.5%
              Health Care..................................   1.4%
              Industrials..................................   9.7%
              Information Technology.......................  19.3%
              Materials....................................   9.4%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   5.4%
              Utilities....................................   4.3%
                                                            -----
                                                            100.0%

                      U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                 Percentage
                                          Shares     Value+    of Net Assets**
                                          ------     ------    ---------------
  COMMON STOCKS -- (87.5%)
  Consumer Discretionary -- (14.1%)
  *   Amazon.com, Inc....................   3,400 $  2,128,060            0.4%
      Comcast Corp. Class A..............  89,942    5,632,168            0.9%
      Ford Motor Co...................... 167,143    2,475,388            0.4%
      General Motors Co..................  54,544    1,904,131            0.3%
      Home Depot, Inc. (The).............  13,337    1,648,987            0.3%
      Time Warner Cable, Inc.............   9,373    1,775,246            0.3%
      Time Warner, Inc...................  22,517    1,696,431            0.3%
      Walt Disney Co. (The)..............  27,965    3,180,739            0.5%
      Other Securities...................           77,030,634           12.7%
                                                  ------------           -----
  Total Consumer Discretionary...........           97,471,784           16.1%
                                                  ------------           -----
  Consumer Staples -- (5.4%)
      Coca-Cola Co. (The)................  51,918    2,198,727            0.4%
      CVS Health Corp....................  26,080    2,576,182            0.4%
      PepsiCo, Inc.......................  20,870    2,132,705            0.4%
      Procter & Gamble Co. (The).........  70,244    5,365,237            0.9%
      Walgreens Boots Alliance, Inc......  21,457    1,816,979            0.3%
      Other Securities...................           23,005,573            3.7%
                                                  ------------           -----
  Total Consumer Staples.................           37,095,403            6.1%
                                                  ------------           -----
  Energy -- (8.4%)
      Chevron Corp.......................  48,498    4,407,498            0.7%
      ConocoPhillips.....................  35,604    1,899,473            0.3%
      EOG Resources, Inc.................  19,792    1,699,143            0.3%
      Exxon Mobil Corp................... 157,353   13,019,387            2.2%
      Marathon Petroleum Corp............  29,487    1,527,427            0.3%
      Schlumberger, Ltd..................  46,293    3,618,261            0.6%
      Valero Energy Corp.................  23,933    1,577,663            0.3%
      Other Securities...................           29,796,705            4.8%
                                                  ------------           -----
  Total Energy...........................           57,545,557            9.5%
                                                  ------------           -----
  Financials -- (16.4%)
      American International Group, Inc..  25,101    1,582,869            0.3%
      Bank of America Corp............... 197,426    3,312,808            0.6%
  *   Berkshire Hathaway, Inc. Class B...  17,510    2,381,710            0.4%
      Citigroup, Inc.....................  57,020    3,031,753            0.5%
      Goldman Sachs Group, Inc. (The)....  10,990    2,060,625            0.3%
      JPMorgan Chase & Co................ 104,740    6,729,545            1.1%
      Travelers Cos., Inc. (The).........  14,602    1,648,420            0.3%
      U.S. Bancorp.......................  44,912    1,894,388            0.3%
      Wells Fargo & Co................... 133,281    7,215,833            1.2%
      Other Securities...................           83,329,046           13.7%
                                                  ------------           -----
  Total Financials.......................          113,186,997           18.7%
                                                  ------------           -----
  Health Care -- (6.2%)
      Amgen, Inc.........................  10,000    1,581,800            0.3%
      Gilead Sciences, Inc...............  15,800    1,708,454            0.3%
      Medtronic P.L.C....................  24,128    1,783,542            0.3%
      UnitedHealth Group, Inc............  20,900    2,461,602            0.4%
      Other Securities...................           35,429,485            5.8%
                                                  ------------           -----
  Total Health Care......................           42,964,883            7.1%
                                                  ------------           -----

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                           Shares      Value+    of Net Assets**
                                                           ------      ------    ---------------
Industrials -- (11.7%)
      Southwest Airlines Co..............................    38,606 $  1,787,072            0.3%
      Union Pacific Corp.................................    30,954    2,765,740            0.5%
      United Technologies Corp...........................    17,954    1,766,853            0.3%
      Other Securities...................................             74,415,858           12.2%
                                                                    ------------          ------
Total Industrials........................................             80,735,523           13.3%
                                                                    ------------          ------
Information Technology -- (16.4%)
*     Alphabet, Inc. Class A.............................     3,534    2,605,936            0.4%
*     Alphabet, Inc. Class C.............................     3,973    2,824,048            0.5%
      Apple, Inc.........................................    88,417   10,565,831            1.8%
      Cisco Systems, Inc.................................   138,750    4,002,937            0.7%
      EMC Corp...........................................    70,135    1,838,940            0.3%
      HP, Inc............................................    81,229    2,189,934            0.4%
      Intel Corp.........................................   195,801    6,629,822            1.1%
      Microsoft Corp.....................................   159,309    8,386,026            1.4%
      Oracle Corp........................................    60,798    2,361,394            0.4%
      QUALCOMM, Inc......................................    40,909    2,430,813            0.4%
#     Visa, Inc. Class A.................................    19,776    1,534,222            0.3%
      Other Securities...................................             67,724,684           10.9%
                                                                    ------------          ------
Total Information Technology.............................            113,094,587           18.6%
                                                                    ------------          ------
Materials -- (4.3%)
      Dow Chemical Co. (The).............................    38,029    1,964,958            0.3%
      Other Securities...................................             27,422,137            4.5%
                                                                    ------------          ------
Total Materials..........................................             29,387,095            4.8%
                                                                    ------------          ------
Other -- (0.0%)
      Other Securities...................................                     --            0.0%
                                                                    ------------          ------
Telecommunication Services -- (2.4%)
      AT&T, Inc..........................................   225,073    7,542,196            1.3%
      Verizon Communications, Inc........................   106,903    5,011,613            0.8%
      Other Securities...................................              4,276,868            0.7%
                                                                    ------------          ------
Total Telecommunication Services.........................             16,830,677            2.8%
                                                                    ------------          ------
Utilities -- (2.2%)
      Other Securities...................................             14,985,902            2.5%
                                                                    ------------          ------
TOTAL COMMON STOCKS......................................            603,298,408           99.5%
                                                                    ------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                 14,542            0.0%
                                                                    ------------          ------
TOTAL INVESTMENT SECURITIES..............................            603,312,950
                                                                    ------------

TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves, 0.140%. 2,703,110    2,703,110            0.4%
                                                                    ------------          ------

SECURITIES LENDING COLLATERAL -- (12.1%)
(S)@  DFA Short Term Investment Fund..................... 7,203,896   83,349,077           13.8%
                                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $558,227,869)..................................             $689,365,137          113.7%
                                                                    ============          ======

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1      Level 2   Level 3    Total
                                 ------------ ----------- ------- ------------
  Common Stocks
    Consumer Discretionary...... $ 97,471,784          --   --    $ 97,471,784
    Consumer Staples............   37,095,403          --   --      37,095,403
    Energy......................   57,545,557          --   --      57,545,557
    Financials..................  113,186,997          --   --     113,186,997
    Health Care.................   42,964,883          --   --      42,964,883
    Industrials.................   80,735,446 $        77   --      80,735,523
    Information Technology......  113,094,587          --   --     113,094,587
    Materials...................   29,387,095          --   --      29,387,095
    Other.......................           --          --   --              --
    Telecommunication Services..   16,830,677          --   --      16,830,677
    Utilities...................   14,985,902          --   --      14,985,902
    Rights/Warrants.............           --      14,542   --          14,542
  Temporary Cash Investments....    2,703,110          --   --       2,703,110
  Securities Lending Collateral.           --  83,349,077   --      83,349,077
                                 ------------ -----------   --    ------------
  TOTAL......................... $606,001,441 $83,363,696   --    $689,365,137
                                 ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                     U.S. SUSTAINABILITY CORE 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                Percentage
                                         Shares     Value+    of Net Assets**
                                          ------    ------    ---------------
  COMMON STOCKS -- (88.2%)
  Consumer Discretionary -- (14.5%)
  *   Amazon.com, Inc...................   7,637  $ 4,779,998            0.9%
      Comcast Corp. Class A.............  69,482    4,350,963            0.8%
      Ford Motor Co..................... 103,501    1,532,850            0.3%
      Home Depot, Inc. (The)............  31,779    3,929,156            0.7%
      NIKE, Inc. Class B................  21,131    2,768,795            0.5%
      Time Warner, Inc..................  21,923    1,651,679            0.3%
      Walt Disney Co. (The).............  22,211    2,526,279            0.5%
      Other Securities..................           66,685,693           12.3%
                                                  -----------           -----
  Total Consumer Discretionary..........           88,225,413           16.3%
                                                  -----------           -----
  Consumer Staples -- (6.7%)
      Altria Group, Inc.................  66,455    4,018,534            0.8%
  #   Colgate-Palmolive Co..............  24,389    1,618,210            0.3%
      Costco Wholesale Corp.............  11,730    1,854,748            0.4%
      CVS Health Corp...................  28,829    2,847,729            0.5%
      PepsiCo, Inc......................  22,695    2,319,202            0.4%
      Philip Morris International, Inc..  28,534    2,522,406            0.5%
      Procter & Gamble Co. (The)........  41,367    3,159,611            0.6%
      Other Securities..................           22,750,681            4.1%
                                                  -----------           -----
  Total Consumer Staples................           41,091,121            7.6%
                                                  -----------           -----
  Energy -- (5.8%)
      Chevron Corp......................  19,201    1,744,987            0.3%
      Exxon Mobil Corp..................  87,277    7,221,299            1.4%
      Schlumberger, Ltd.................  36,119    2,823,061            0.5%
      Other Securities..................           23,732,431            4.4%
                                                  -----------           -----
  Total Energy..........................           35,521,778            6.6%
                                                  -----------           -----
  Financials -- (13.6%)
      Bank of America Corp.............. 314,467    5,276,756            1.0%
      Citigroup, Inc....................  54,482    2,896,808            0.5%
      Goldman Sachs Group, Inc. (The)...  10,005    1,875,937            0.4%
      JPMorgan Chase & Co...............  84,830    5,450,327            1.0%
      Wells Fargo & Co..................  92,340    4,999,288            0.9%
      Other Securities..................           62,463,161           11.6%
                                                  -----------           -----
  Total Financials......................           82,962,277           15.4%
                                                  -----------           -----
  Health Care -- (10.2%)
  *   Allergan P.L.C....................   7,203    2,221,909            0.4%
      Amgen, Inc........................  10,074    1,593,505            0.3%
  *   Biogen, Inc.......................   5,573    1,619,012            0.3%
  *   Celgene Corp......................  22,807    2,798,647            0.5%
      Gilead Sciences, Inc..............  34,200    3,698,046            0.7%
      Johnson & Johnson.................  51,055    5,158,087            1.0%
      Medtronic P.L.C...................  27,122    2,004,858            0.4%
      UnitedHealth Group, Inc...........  27,170    3,200,083            0.6%
      Other Securities..................           39,660,512            7.3%
                                                  -----------           -----
  Total Health Care.....................           61,954,659           11.5%
                                                  -----------           -----

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                    Percentage
                                                           Shares       Value+    of Net Assets**
                                                            ------      ------    ---------------
Industrials -- (12.1%)
#     Boeing Co. (The)...................................    18,957  $  2,806,963            0.5%
      General Electric Co................................   167,606     4,847,166            0.9%
      Lockheed Martin Corp...............................     7,523     1,653,781            0.3%
      Union Pacific Corp.................................    17,292     1,545,040            0.3%
      United Technologies Corp...........................    22,503     2,214,520            0.4%
      Other Securities...................................              60,966,843           11.3%
                                                                     ------------          ------
Total Industrials........................................              74,034,313           13.7%
                                                                     ------------          ------

Information Technology -- (16.4%)
      Accenture P.L.C. Class A...........................    17,081     1,831,083            0.3%
*     Alphabet, Inc. Class A.............................     3,413     2,516,712            0.5%
*     Alphabet, Inc. Class C.............................     3,618     2,571,711            0.5%
      Apple, Inc.........................................    67,780     8,099,710            1.5%
      Cisco Systems, Inc.................................   135,143     3,898,876            0.7%
*     Facebook, Inc. Class A.............................    23,773     2,424,133            0.5%
      HP, Inc............................................    78,686     2,121,375            0.4%
      International Business Machines Corp...............    22,739     3,185,279            0.6%
      MasterCard, Inc. Class A...........................    23,236     2,300,132            0.4%
      Microsoft Corp.....................................   187,789     9,885,213            1.8%
      Oracle Corp........................................    69,987     2,718,295            0.5%
      QUALCOMM, Inc......................................    25,086     1,490,610            0.3%
#     Visa, Inc. Class A.................................    26,120     2,026,390            0.4%
      Other Securities...................................              54,872,219           10.1%
                                                                     ------------          ------
Total Information Technology.............................              99,941,738           18.5%
                                                                     ------------          ------

Materials -- (3.9%)
      Other Securities...................................              23,747,878            4.4%
                                                                     ------------          ------
Telecommunication Services -- (2.1%)
      AT&T, Inc..........................................   178,840     5,992,928            1.1%
      Verizon Communications, Inc........................    71,413     3,347,842            0.6%
      Other Securities...................................               3,730,964            0.7%
                                                                     ------------          ------
Total Telecommunication Services.........................              13,071,734            2.4%
                                                                     ------------          ------

Utilities -- (2.9%)
      Other Securities...................................              17,486,646            3.2%
                                                                     ------------          ------
TOTAL COMMON STOCKS......................................             538,037,557           99.6%
                                                                     ------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                  16,794            0.0%
                                                                     ------------          ------
TOTAL INVESTMENT SECURITIES..............................             538,054,351
                                                                     ------------

TEMPORARY CASH INVESTMENTS -- (1.5%)
      State Street Institutional Liquid Reserves, 0.140%. 9,292,581     9,292,581            1.7%
                                                                     ------------          ------

SECURITIES LENDING COLLATERAL -- (10.3%)
(S)@  DFA Short Term Investment Fund..................... 5,426,848    62,788,631           11.6%
                                                                     ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $474,004,872)..................................              $610,135,563          112.9%
                                                                     ============          ======

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

  -
                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1      Level 2   Level 3    Total
                                 ------------ ----------- ------- ------------
  Common Stocks
    Consumer Discretionary...... $ 88,225,413          --   --    $ 88,225,413
    Consumer Staples............   41,091,121          --   --      41,091,121
    Energy......................   35,521,778          --   --      35,521,778
    Financials..................   82,962,277          --   --      82,962,277
    Health Care.................   61,954,659          --   --      61,954,659
    Industrials.................   74,034,313          --   --      74,034,313
    Information Technology......   99,941,738          --   --      99,941,738
    Materials...................   23,747,878          --   --      23,747,878
    Telecommunication Services..   13,071,734          --   --      13,071,734
    Utilities...................   17,486,646          --   --      17,486,646
  Rights/Warrants...............           -- $    16,794   --          16,794
  Temporary Cash Investments....    9,292,581          --   --       9,292,581
  Securities Lending Collateral.           --  62,788,631   --      62,788,631
                                 ------------ -----------   --    ------------
  TOTAL......................... $547,330,138 $62,805,425   --    $610,135,563
                                 ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                 INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                      Percentage
                                                 Shares   Value++   of Net Assets**
                                                 ------   -------   ---------------
COMMON STOCKS -- (94.6%)
AUSTRALIA -- (4.4%)
    Australia & New Zealand Banking Group, Ltd.. 73,375 $ 1,419,094            0.4%
    National Australia Bank, Ltd................ 56,690   1,210,595            0.3%
    Other Securities............................         15,743,181            3.9%
                                                        -----------            ----
TOTAL AUSTRALIA.................................         18,372,870            4.6%
                                                        -----------            ----

AUSTRIA -- (0.4%)
    Other Securities............................          1,696,462            0.4%
                                                        -----------            ----

BELGIUM -- (1.4%)
    Anheuser-Busch InBev NV.....................  9,765   1,165,205            0.3%
    Other Securities............................          4,651,578            1.2%
                                                        -----------            ----
TOTAL BELGIUM...................................          5,816,783            1.5%
                                                        -----------            ----

CANADA -- (7.4%)
    Royal Bank of Canada........................ 20,704   1,183,877            0.3%
#   Toronto-Dominion Bank (The)................. 24,340     999,213            0.3%
    Other Securities............................         28,856,800            7.1%
                                                        -----------            ----
TOTAL CANADA....................................         31,039,890            7.7%
                                                        -----------            ----

CHINA -- (0.0%)
    Other Securities............................                228            0.0%
                                                        -----------            ----

DENMARK -- (1.7%)
#   Novo Nordisk A.S. Class B................... 36,676   1,947,623            0.5%
    Other Securities............................          5,313,795            1.3%
                                                        -----------            ----
TOTAL DENMARK...................................          7,261,418            1.8%
                                                        -----------            ----

FINLAND -- (1.4%)
    Other Securities............................          5,910,564            1.5%
                                                        -----------            ----

FRANCE -- (8.9%)
    Air Liquide SA..............................  8,648   1,118,804            0.3%
    Airbus Group SE............................. 20,960   1,459,555            0.4%
    AXA SA...................................... 55,083   1,470,061            0.4%
    BNP Paribas SA.............................. 28,897   1,751,077            0.4%
    Cie Generale des Etablissements Michelin.... 12,344   1,227,929            0.3%
    Essilor International SA....................  7,445     977,256            0.3%
    L'Oreal SA..................................  5,570   1,015,437            0.3%
    LVMH Moet Hennessy Louis Vuitton SE.........  7,333   1,365,181            0.4%
    Sanofi...................................... 11,467   1,156,743            0.3%
    Total SA.................................... 49,169   2,377,755            0.6%
    Other Securities............................         23,367,279            5.6%
                                                        -----------            ----
TOTAL FRANCE....................................         37,287,077            9.3%
                                                        -----------            ----

GERMANY -- (6.5%)
    Allianz SE..................................  7,792   1,364,128            0.4%
    BASF SE..................................... 15,630   1,280,469            0.3%
    Bayerische Motoren Werke AG................. 11,648   1,193,085            0.3%
    Daimler AG.................................. 23,024   1,996,497            0.5%
    Fresenius SE & Co. KGaA..................... 13,058     959,533            0.3%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  Percentage
                                            Shares    Value++   of Net Assets**
                                            ------    -------   ---------------
 GERMANY -- (Continued)
     Other Securities......................         $20,379,070            5.0%
                                                    -----------           -----
 TOTAL GERMANY.............................          27,172,782            6.8%
                                                    -----------           -----

 HONG KONG -- (1.8%)
     Other Securities......................           7,550,060            1.9%
                                                    -----------           -----

 IRELAND -- (0.6%)
     Other Securities......................           2,429,164            0.6%
                                                    -----------           -----

 ISRAEL -- (0.6%)
     Other Securities......................           2,542,399            0.6%
                                                    -----------           -----

 ITALY -- (2.5%)
     Other Securities......................          10,459,745            2.6%
                                                    -----------           -----

 JAPAN -- (20.9%)
     KDDI Corp.............................  51,400   1,243,793            0.3%
     Mitsubishi UFJ Financial Group, Inc... 208,300   1,347,186            0.4%
     SoftBank Group Corp...................  19,084   1,069,260            0.3%
     Sumitomo Mitsui Financial Group, Inc..  33,100   1,320,480            0.3%
     Toyota Motor Corp.....................  19,055   1,167,394            0.3%
     Toyota Motor Corp. Sponsored ADR......  11,495   1,409,517            0.4%
     Other Securities......................          80,182,040           19.9%
                                                    -----------           -----
 TOTAL JAPAN...............................          87,739,670           21.9%
                                                    -----------           -----

 NETHERLANDS -- (3.0%)
     Akzo Nobel NV.........................  16,766   1,185,865            0.3%
     ING Groep NV Sponsored ADR............  80,336   1,162,462            0.3%
 #   Unilever NV...........................  33,790   1,519,874            0.4%
     Other Securities......................           8,581,499            2.1%
                                                    -----------           -----
 TOTAL NETHERLANDS.........................          12,449,700            3.1%
                                                    -----------           -----

 NEW ZEALAND -- (0.2%)
     Other Securities......................             973,567            0.2%
                                                    -----------           -----

 NORWAY -- (0.8%)
     Other Securities......................           3,486,530            0.9%
                                                    -----------           -----

 PORTUGAL -- (0.3%)
     Other Securities......................           1,235,470            0.3%
                                                    -----------           -----

 SINGAPORE -- (0.9%)
     Other Securities......................           3,694,840            0.9%
                                                    -----------           -----

 SPAIN -- (2.9%)
     Banco Santander SA.................... 184,323   1,029,665            0.3%
     Iberdrola SA.......................... 149,800   1,068,245            0.3%
     Telefonica SA.........................  89,912   1,186,243            0.3%
     Other Securities......................           8,645,983            2.1%
                                                    -----------           -----
 TOTAL SPAIN...............................          11,930,136            3.0%
                                                    -----------           -----

 SWEDEN -- (3.1%)
     Other Securities......................          13,022,240            3.2%
                                                    -----------           -----

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                         Percentage
                                                   Shares   Value++    of Net Assets**
                                                   ------   -------    ---------------
SWITZERLAND -- (7.6%)
    Nestle SA..................................... 35,292 $  2,695,389            0.7%
    Novartis AG................................... 13,637    1,235,358            0.3%
    Novartis AG Sponsored ADR..................... 25,482    2,304,337            0.6%
    Roche Holding AG.............................. 24,098    6,542,580            1.6%
    Zurich Insurance Group AG.....................  3,945    1,041,085            0.3%
    Other Securities..............................          17,823,700            4.4%
                                                          ------------           -----
TOTAL SWITZERLAND.................................          31,642,449            7.9%
                                                          ------------           -----

UNITED KINGDOM -- (17.3%)
    AstraZeneca P.L.C. Sponsored ADR.............. 52,846    1,685,259            0.4%
    Barclays P.L.C. Sponsored ADR................. 70,479    1,002,916            0.3%
    BG Group P.L.C................................ 65,877    1,040,759            0.3%
    BHP Billiton P.L.C. ADR....................... 35,040    1,130,040            0.3%
    BP P.L.C. Sponsored ADR....................... 94,213    3,363,404            0.9%
    British American Tobacco P.L.C. Sponsored ADR. 23,582    2,785,034            0.7%
    Diageo P.L.C. Sponsored ADR................... 16,984    1,954,519            0.5%
    GlaxoSmithKline P.L.C. Sponsored ADR.......... 40,109    1,727,094            0.4%
    HSBC Holdings P.L.C. Sponsored ADR............ 49,722    1,942,639            0.5%
    Imperial Tobacco Group P.L.C.................. 30,833    1,660,295            0.4%
    Reckitt Benckiser Group P.L.C................. 13,473    1,314,836            0.3%
    Royal Dutch Shell P.L.C. Sponsored ADR........ 19,892    1,048,109            0.3%
    Other Securities..............................          51,852,902           12.8%
                                                          ------------           -----
TOTAL UNITED KINGDOM..............................          72,507,806           18.1%
                                                          ------------           -----

UNITED STATES -- (0.0%)
    Other Securities..............................                  12            0.0%
                                                          ------------           -----
TOTAL COMMON STOCKS...............................         396,221,862           98.8%
                                                          ------------           -----

PREFERRED STOCKS -- (0.1%)

GERMANY -- (0.1%)
    Other Securities..............................             603,513            0.1%
                                                          ------------           -----

ITALY -- (0.0%)
    Other Securities..............................                  --            0.0%
                                                          ------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities..............................               4,968            0.0%
                                                          ------------           -----
TOTAL PREFERRED STOCKS............................             608,481            0.1%
                                                          ------------           -----

RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
    Other Securities..............................                  --            0.0%
                                                          ------------           -----

AUSTRIA -- (0.0%)
    Other Securities..............................                  --            0.0%
                                                          ------------           -----

FRANCE -- (0.0%)
    Other Securities..............................               3,326            0.0%
                                                          ------------           -----

SPAIN -- (0.0%)
    Other Securities..............................              10,648            0.0%
                                                          ------------           -----

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                   Percentage
                                           Shares     Value++    of Net Assets**
                                           ------     -------    ---------------

  UNITED KINGDOM -- (0.0%)
         Other Securities................           $        209            0.0%
                                                    ------------          ------
  TOTAL RIGHTS/WARRANTS..................                 14,183            0.0%
                                                    ------------          ------
  TOTAL INVESTMENT SECURITIES............            396,844,526
                                                    ------------

                                                      Value+
                                             -        ------            -

  SECURITIES LENDING COLLATERAL -- (5.3%)
  (S)@   DFA Short Term Investment Fund.. 1,902,681   22,014,019            5.5%
                                                    ------------          ------
  TOTAL INVESTMENTS -- (100.0%)
    (Cost $403,315,174)................             $418,858,545          104.4%
                                                    ============          ======

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1     Level 2    Level 3    Total
                                 ----------- ------------ ------- ------------
  Common Stocks
    Australia................... $ 1,102,884 $ 17,269,986   --    $ 18,372,870
    Austria.....................          --    1,696,462   --       1,696,462
    Belgium.....................     892,910    4,923,873   --       5,816,783
    Canada......................  31,039,890           --   --      31,039,890
    China.......................          --          228   --             228
    Denmark.....................     779,885    6,481,533   --       7,261,418
    Finland.....................     368,247    5,542,317   --       5,910,564
    France......................   1,253,919   36,033,158   --      37,287,077
    Germany.....................   2,307,321   24,865,461   --      27,172,782
    Hong Kong...................      34,800    7,515,260   --       7,550,060
    Ireland.....................     680,717    1,748,447   --       2,429,164
    Israel......................     894,991    1,647,408   --       2,542,399
    Italy.......................     164,392   10,295,353   --      10,459,745
    Japan.......................   5,044,560   82,695,110   --      87,739,670
    Netherlands.................   3,578,173    8,871,527   --      12,449,700
    New Zealand.................       8,391      965,176   --         973,567
    Norway......................     576,988    2,909,542   --       3,486,530
    Portugal....................          --    1,235,470   --       1,235,470
    Singapore...................          --    3,694,840   --       3,694,840
    Spain.......................   1,695,965   10,234,171   --      11,930,136
    Sweden......................     386,775   12,635,465   --      13,022,240
    Switzerland.................   4,388,547   27,253,902   --      31,642,449
    United Kingdom..............  25,592,296   46,915,510   --      72,507,806
    United States...............          12           --   --              12
  Preferred Stocks
    Germany.....................          --      603,513   --         603,513
    Italy.......................          --           --   --              --
    United Kingdom..............          --        4,968   --           4,968
  Rights/Warrants
    Australia...................          --           --   --              --
    Austria.....................          --           --   --              --
    France......................          --        3,326   --           3,326
    Spain.......................          --       10,648   --          10,648
    United Kingdom..............          --          209   --             209
  Securities Lending Collateral.          --   22,014,019   --      22,014,019
                                 ----------- ------------   --    ------------
  TOTAL......................... $80,791,663 $338,066,882   --    $418,858,545
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                 DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2015

                                                              Percentage
                                          Shares  Value++   of Net Assets**
                                          ------  -------   ---------------
    COMMON STOCKS -- (96.9%)

    AUSTRALIA -- (5.6%)
        BHP Billiton, Ltd................ 52,430 $  859,891            1.3%
        Macquarie Group, Ltd.............  7,345    444,704            0.6%
        Woodside Petroleum, Ltd.......... 15,792    331,205            0.5%
        Other Securities.................         2,206,074            3.3%
                                                 ----------            ----
    TOTAL AUSTRALIA......................         3,841,874            5.7%
                                                 ----------            ----

    AUSTRIA -- (0.1%)
        Other Securities.................            65,214            0.1%
                                                 ----------            ----

    BELGIUM -- (1.5%)
        Other Securities.................         1,054,366            1.6%
                                                 ----------            ----

    CANADA -- (7.3%)
        Bank of Montreal.................  9,338    542,444            0.8%
        Canadian Natural Resources, Ltd.. 15,335    356,079            0.5%
        Manulife Financial Corp.......... 28,109    466,047            0.7%
        Suncor Energy, Inc............... 32,505    967,245            1.4%
        Other Securities.................         2,750,762            4.1%
                                                 ----------            ----
    TOTAL CANADA.........................         5,082,577            7.5%
                                                 ----------            ----

    DENMARK -- (1.8%)
        Other Securities.................         1,254,978            1.8%
                                                 ----------            ----

    FINLAND -- (0.7%)
        Other Securities.................           453,968            0.7%
                                                 ----------            ----

    FRANCE -- (9.1%)
        AXA SA Sponsored ADR............. 22,449    599,388            0.9%
        BNP Paribas SA...................  7,421    449,692            0.7%
    #   Cie de Saint-Gobain.............. 12,393    518,784            0.8%
        Engie SA......................... 27,688    484,562            0.7%
        Orange SA........................ 41,374    729,494            1.1%
        Renault SA.......................  6,543    616,508            0.9%
        Societe Generale SA.............. 13,157    611,053            0.9%
    #   Total SA......................... 18,085    874,569            1.3%
        Other Securities.................         1,410,738            2.0%
                                                 ----------            ----
    TOTAL FRANCE.........................         6,294,788            9.3%
                                                 ----------            ----

    GERMANY -- (7.7%)
        Allianz SE.......................  7,432  1,301,103            1.9%
        Bayerische Motoren Werke AG......  6,083    623,072            0.9%
        Daimler AG....................... 19,561  1,696,207            2.5%
        Other Securities.................         1,702,857            2.5%
                                                 ----------            ----
    TOTAL GERMANY........................         5,323,239            7.8%
                                                 ----------            ----

    HONG KONG -- (2.3%)
        Other Securities.................         1,575,963            2.3%
                                                 ----------            ----

    IRELAND -- (0.2%)
        Other Securities.................           141,786            0.2%
                                                 ----------            ----

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                    Percentage
                                              Shares    Value++   of Net Assets**
                                              ------    -------   ---------------

ISRAEL -- (0.4%)
    Other Securities.........................         $   252,913            0.4%
                                                      -----------           -----

ITALY -- (1.7%)
    Eni SpA..................................  22,905     374,044            0.6%
    UniCredit SpA............................  83,592     539,759            0.8%
    Other Securities.........................             235,216            0.3%
                                                      -----------           -----
TOTAL ITALY..................................           1,149,019            1.7%
                                                      -----------           -----

JAPAN -- (21.5%)
    Honda Motor Co., Ltd.....................  24,000     793,930            1.2%
    ITOCHU Corp..............................  29,200     365,379            0.5%
    Mitsubishi UFJ Financial Group, Inc...... 218,000   1,409,922            2.1%
    Mizuho Financial Group, Inc.............. 407,500     839,387            1.2%
    Nippon Steel & Sumitomo Metal Corp.......  15,700     318,279            0.5%
    Nissan Motor Co., Ltd....................  47,100     488,249            0.7%
    Sumitomo Electric Industries, Ltd........  25,100     342,564            0.5%
    Sumitomo Mitsui Financial Group, Inc.....  22,100     881,650            1.3%
    Other Securities.........................           9,477,219           13.9%
                                                      -----------           -----
TOTAL JAPAN..................................          14,916,579           21.9%
                                                      -----------           -----

NETHERLANDS -- (2.8%)
    ING Groep NV.............................  65,495     956,688            1.4%
    Other Securities.........................             981,498            1.4%
                                                      -----------           -----
TOTAL NETHERLANDS............................           1,938,186            2.8%
                                                      -----------           -----

NEW ZEALAND -- (0.1%)
    Other Securities.........................              43,068            0.1%
                                                      -----------           -----

NORWAY -- (0.6%)
    Other Securities.........................             413,193            0.6%
                                                      -----------           -----

PORTUGAL -- (0.0%)
    Other Securities.........................              31,123            0.0%
                                                      -----------           -----

SINGAPORE -- (1.1%)
    Other Securities.........................             751,331            1.1%
                                                      -----------           -----

SPAIN -- (3.0%)
    Banco Santander SA....................... 134,166     749,478            1.1%
    Iberdrola SA.............................  99,945     712,722            1.0%
    Other Securities.........................             608,946            0.9%
                                                      -----------           -----
TOTAL SPAIN..................................           2,071,146            3.0%
                                                      -----------           -----

SWEDEN -- (3.1%)
    Skandinaviska Enskilda Banken AB Class A.  35,139     368,990            0.6%
    Svenska Cellulosa AB SCA Class B.........  14,403     424,225            0.6%
    Telefonaktiebolaget LM Ericsson Class B..  46,520     452,756            0.7%
    Other Securities.........................             908,666            1.3%
                                                      -----------           -----
TOTAL SWEDEN.................................           2,154,637            3.2%
                                                      -----------           -----

SWITZERLAND -- (9.4%)
    ABB, Ltd.................................  36,774     693,767            1.0%
    Cie Financiere Richemont SA..............   8,025     688,124            1.0%

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                               Percentage
                                                         Shares    Value++   of Net Assets**
                                                         ------    -------   ---------------

SWITZERLAND -- (Continued)
      Novartis AG.......................................   6,641 $   601,599            0.9%
      Swiss Re AG.......................................   6,793     630,599            0.9%
      UBS Group AG......................................  23,233     464,019            0.7%
      Zurich Insurance Group AG.........................   3,199     844,216            1.2%
      Other Securities..................................           2,588,812            3.9%
                                                                 -----------          ------
TOTAL SWITZERLAND.......................................           6,511,136            9.6%
                                                                 -----------          ------

UNITED KINGDOM -- (16.9%)
      Barclays P.L.C. Sponsored ADR.....................  35,691     507,883            0.8%
      BP P.L.C. Sponsored ADR...........................  59,930   2,139,501            3.1%
      HSBC Holdings P.L.C...............................  51,008     398,524            0.6%
      HSBC Holdings P.L.C. Sponsored ADR................  39,370   1,538,186            2.3%
      Royal Dutch Shell P.L.C. Sponsored ADR(B03MM73)...  28,341   1,493,287            2.2%
      Royal Dutch Shell P.L.C. Sponsored ADR(780259206).  10,892     571,394            0.8%
      Standard Chartered P.L.C..........................  28,871     320,486            0.5%
      Vodafone Group P.L.C.............................. 468,782   1,542,729            2.3%
      Vodafone Group P.L.C. Sponsored ADR...............  25,258     832,750            1.2%
      Other Securities..................................           2,380,241            3.4%
                                                                 -----------          ------
TOTAL UNITED KINGDOM....................................          11,724,981           17.2%
                                                                 -----------          ------
TOTAL COMMON STOCKS.....................................          67,046,065           98.6%
                                                                 -----------          ------

PREFERRED STOCKS -- (0.6%)

GERMANY -- (0.6%)
      Volkswagen AG.....................................   2,806     336,818            0.5%
      Other Securities..................................             113,984            0.2%
                                                                 -----------          ------
TOTAL GERMANY...........................................             450,802            0.7%
                                                                 -----------          ------
TOTAL PREFERRED STOCKS..................................             450,802            0.7%
                                                                 -----------          ------

RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
      Other Securities..................................                  --            0.0%
                                                                 -----------          ------

SPAIN -- (0.0%)
      Other Securities..................................               7,377            0.0%
                                                                 -----------          ------
TOTAL RIGHTS/WARRANTS...................................               7,377            0.0%
                                                                 -----------          ------
TOTAL INVESTMENT SECURITIES.............................          67,504,244
                                                                 -----------

                                                                   Value+
                                                           -       ------           -
SECURITIES LENDING COLLATERAL -- (2.5%)
(S)@  DFA Short Term Investment Fund.................... 148,117   1,713,718            2.5%
                                                                 -----------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $73,896,689)..................................           $69,217,962          101.8%
                                                                 ===========          ======

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                  -------------------------------------------
                                    Level 1     Level 2   Level 3    Total
                                  ----------- ----------- ------- -----------
   Common Stocks
     Australia................... $    67,408 $ 3,774,466   --    $ 3,841,874
     Austria.....................          --      65,214   --         65,214
     Belgium.....................          --   1,054,366   --      1,054,366
     Canada......................   5,082,577          --   --      5,082,577
     Denmark.....................          --   1,254,978   --      1,254,978
     Finland.....................          --     453,968   --        453,968
     France......................     599,388   5,695,400   --      6,294,788
     Germany.....................     287,634   5,035,605   --      5,323,239
     Hong Kong...................          --   1,575,963   --      1,575,963
     Ireland.....................      16,197     125,589   --        141,786
     Israel......................          --     252,913   --        252,913
     Italy.......................          --   1,149,019   --      1,149,019
     Japan.......................      52,316  14,864,263   --     14,916,579
     Netherlands.................     156,599   1,781,587   --      1,938,186
     New Zealand.................          --      43,068   --         43,068
     Norway......................      44,806     368,387   --        413,193
     Portugal....................          --      31,123   --         31,123
     Singapore...................          --     751,331   --        751,331
     Spain.......................          --   2,071,146   --      2,071,146
     Sweden......................          --   2,154,637   --      2,154,637
     Switzerland.................      42,127   6,469,009   --      6,511,136
     United Kingdom..............   7,400,132   4,324,849   --     11,724,981
   Preferred Stocks
     Germany.....................          --     450,802   --        450,802
   Rights/Warrants
     Australia...................          --          --   --             --
     Spain.......................          --       7,377   --          7,377
   Securities Lending Collateral.          --   1,713,718   --      1,713,718
                                  ----------- -----------   --    -----------
   TOTAL......................... $13,749,184 $55,468,778   --    $69,217,962
                                  =========== ===========   ==    ===========


                See accompanying Notes to Financial Statements.

                  INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                       Percentage
                                                 Shares    Value++   of Net Assets**
                                                 ------    -------   ---------------
COMMON STOCKS -- (94.2%)
AUSTRALIA -- (5.5%)
    Australia & New Zealand Banking Group, Ltd..  63,745 $ 1,232,847            0.3%
    BHP Billiton, Ltd........................... 137,978   2,262,941            0.6%
    Macquarie Group, Ltd........................  18,234   1,104,065            0.3%
    National Australia Bank, Ltd................  59,093   1,261,910            0.3%
    Woodside Petroleum, Ltd.....................  52,384   1,098,647            0.3%
    Other Securities............................          17,718,144            4.0%
                                                         -----------            ----
TOTAL AUSTRALIA.................................          24,678,554            5.8%
                                                         -----------            ----

AUSTRIA -- (0.6%)
    Other Securities............................           2,550,973            0.6%
                                                         -----------            ----

BELGIUM -- (1.3%)
    Other Securities............................           5,751,284            1.4%
                                                         -----------            ----

CANADA -- (8.7%)
    Bank of Nova Scotia (The)...................  25,169   1,182,440            0.3%
    Canadian Natural Resources, Ltd.............  53,582   1,244,174            0.3%
    Metro, Inc..................................  37,277   1,065,912            0.3%
    Royal Bank of Canada........................  27,345   1,554,016            0.4%
    Suncor Energy, Inc..........................  71,552   2,127,241            0.5%
    Toronto-Dominion Bank (The).................  29,506   1,210,336            0.3%
    Other Securities............................          30,479,600            7.1%
                                                         -----------            ----
TOTAL CANADA....................................          38,863,719            9.2%
                                                         -----------            ----

CHINA -- (0.0%)
    Other Securities............................              33,976            0.0%
                                                         -----------            ----

DENMARK -- (1.4%)
    Other Securities............................           6,032,027            1.4%
                                                         -----------            ----

FINLAND -- (1.4%)
    Other Securities............................           6,215,773            1.5%
                                                         -----------            ----

FRANCE -- (7.4%)
    AXA SA......................................  44,722   1,193,546            0.3%
    BNP Paribas SA..............................  19,144   1,160,073            0.3%
    Cie Generale des Etablissements Michelin....  13,928   1,385,499            0.3%
    Orange SA...................................  79,376   1,399,533            0.3%
    Total SA....................................  74,084   3,582,615            0.9%
    Other Securities............................          24,290,002            5.7%
                                                         -----------            ----
TOTAL FRANCE....................................          33,011,268            7.8%
                                                         -----------            ----

GERMANY -- (6.1%)
    Allianz SE..................................   8,175   1,431,179            0.4%
    BASF SE.....................................  27,351   2,240,699            0.5%
    Bayerische Motoren Werke AG.................  14,538   1,489,103            0.4%
    Deutsche Telekom AG......................... 109,639   2,053,712            0.5%
    Siemens AG..................................  14,033   1,409,533            0.3%
    Other Securities............................          18,448,919            4.3%
                                                         -----------            ----
TOTAL GERMANY...................................          27,073,145            6.4%
                                                         -----------            ----

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  Percentage
                                            Shares    Value++   of Net Assets**
                                            ------    -------   ---------------

 HONG KONG -- (2.7%)
     AIA Group, Ltd........................ 232,600 $ 1,362,315            0.3%
     Other Securities......................          10,779,032            2.6%
                                                    -----------           -----
 TOTAL HONG KONG...........................          12,141,347            2.9%
                                                    -----------           -----

 IRELAND -- (0.5%)
     Other Securities......................           2,312,043            0.5%
                                                    -----------           -----

 ISRAEL -- (0.5%)
     Other Securities......................           2,265,927            0.5%
                                                    -----------           -----

 ITALY -- (2.9%)
     Eni SpA...............................  90,768   1,482,264            0.4%
 *   Telecom Italia SpA.................... 789,841   1,101,892            0.3%
     Other Securities......................          10,312,500            2.3%
                                                    -----------           -----
 TOTAL ITALY...............................          12,896,656            3.0%
                                                    -----------           -----

 JAPAN -- (22.1%)
     Honda Motor Co., Ltd..................  59,900   1,981,518            0.5%
     Mitsubishi UFJ Financial Group, Inc... 312,100   2,018,516            0.5%
     Mizuho Financial Group, Inc........... 616,499   1,269,892            0.3%
     NTT DOCOMO, Inc.......................  55,700   1,084,785            0.3%
     Sumitomo Mitsui Financial Group, Inc..  33,700   1,344,416            0.3%
     Other Securities......................          90,810,642           21.3%
                                                    -----------           -----
 TOTAL JAPAN...............................          98,509,769           23.2%
                                                    -----------           -----

 NETHERLANDS -- (2.5%)
     Akzo Nobel NV.........................  14,942   1,056,853            0.3%
     ING Groep NV..........................  68,097     994,695            0.2%
     Other Securities......................           9,295,268            2.2%
                                                    -----------           -----
 TOTAL NETHERLANDS.........................          11,346,816            2.7%
                                                    -----------           -----

 NEW ZEALAND -- (0.4%)
     Other Securities......................           1,754,195            0.4%
                                                    -----------           -----

 NORWAY -- (0.9%)
     Other Securities......................           3,773,786            0.9%
                                                    -----------           -----

 PORTUGAL -- (0.4%)
     Other Securities......................           1,552,072            0.4%
                                                    -----------           -----

 SINGAPORE -- (1.3%)
     Other Securities......................           5,973,255            1.4%
                                                    -----------           -----

 SPAIN -- (2.9%)
     Banco Bilbao Vizcaya Argentaria SA.... 115,838     996,626            0.2%
     Banco Santander SA.................... 294,217   1,643,555            0.4%
     Iberdrola SA.......................... 213,652   1,523,582            0.4%
     Telefonica SA.........................  73,165     965,285            0.2%
     Other Securities......................           8,008,701            1.9%
                                                    -----------           -----
 TOTAL SPAIN...............................          13,137,749            3.1%
                                                    -----------           -----

 SWEDEN -- (2.8%)
     Other Securities......................          12,410,776            2.9%
                                                    -----------           -----

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                              Percentage
                                                       Shares    Value++    of Net Assets**
                                                       ------    -------    ---------------
SWITZERLAND -- (4.9%)
    ABB, Ltd..........................................  66,532 $  1,255,172            0.3%
    Cie Financiere Richemont SA.......................  13,095    1,122,864            0.3%
    Syngenta AG.......................................   4,215    1,416,115            0.3%
*   UBS Group AG......................................  60,036    1,202,521            0.3%
    Other Securities..................................           16,876,817            3.9%
                                                               ------------           -----
TOTAL SWITZERLAND.....................................           21,873,489            5.1%
                                                               ------------           -----

UNITED KINGDOM -- (17.0%)
    Barclays P.L.C. Sponsored ADR.....................  84,118    1,196,999            0.3%
    BG Group P.L.C....................................  91,584    1,446,891            0.4%
    BP P.L.C.......................................... 287,007    1,705,678            0.4%
    BP P.L.C. Sponsored ADR...........................  37,846    1,351,102            0.3%
    HSBC Holdings P.L.C. Sponsored ADR................  60,286    2,355,374            0.6%
#   Lloyds Banking Group P.L.C. ADR................... 394,879    1,808,546            0.4%
#   Rio Tinto P.L.C. Sponsored ADR....................  26,994      985,551            0.2%
    Royal Dutch Shell P.L.C. Sponsored ADR(780259206).  32,194    1,688,897            0.4%
    Royal Dutch Shell P.L.C. Sponsored ADR(B03MM73)...  22,434    1,182,047            0.3%
*   Tesco P.L.C....................................... 354,601    1,000,080            0.2%
    Vodafone Group P.L.C.............................. 465,823    1,532,991            0.4%
    Other Securities..................................           59,727,566           14.0%
                                                               ------------           -----
TOTAL UNITED KINGDOM..................................           75,981,722           17.9%
                                                               ------------           -----

UNITED STATES -- (0.0%)
    Other Securities..................................                4,280            0.0%
                                                               ------------           -----
TOTAL COMMON STOCKS...................................          420,144,601           99.0%
                                                               ------------           -----

PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
    Other Securities..................................              586,672            0.1%
                                                               ------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities..................................                5,663            0.0%
                                                               ------------           -----
TOTAL PREFERRED STOCKS................................              592,335            0.1%
                                                               ------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities..................................                   --            0.0%
                                                               ------------           -----

FRANCE -- (0.0%)
    Other Securities..................................                4,138            0.0%
                                                               ------------           -----

HONG KONG -- (0.0%)
    Other Securities..................................                  141            0.0%
                                                               ------------           -----

ITALY -- (0.0%)
    Other Securities..................................                   --            0.0%
                                                               ------------           -----

SPAIN -- (0.0%)
    Other Securities..................................               17,640            0.0%
                                                               ------------           -----

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           Percentage
                                                   Shares     Value++    of Net Assets**
                                                   ------     -------    ---------------
          UNITED KINGDOM -- (0.0%)
                         Other Securities........           $      1,771            0.0%
                                                            ------------          ------
          TOTAL RIGHTS/WARRANTS..................                 23,690            0.0%
                                                            ------------          ------
          TOTAL INVESTMENT SECURITIES............            420,760,626
                                                            ------------

                                                              Value+
                                                     -        ------            -
          SECURITIES LENDING COLLATERAL -- (5.7%)
          (S)@ DFA Short Term Investment Fund.... 2,202,777 $ 25,486,125            6.0%
                                                            ------------          ------
          TOTAL INVESTMENTS -- (100.0%)
           (Cost $461,503,995)...................           $446,246,751          105.1%
                                                            ============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1     Level 2    Level 3    Total
                                 ----------- ------------ ------- ------------
  Common Stocks
    Australia................... $   247,566 $ 24,430,988   --    $ 24,678,554
    Austria.....................          --    2,550,973   --       2,550,973
    Belgium.....................      50,527    5,700,757   --       5,751,284
    Canada......................  38,863,719           --   --      38,863,719
    China.......................          --       33,976   --          33,976
    Denmark.....................          --    6,032,027   --       6,032,027
    Finland.....................          --    6,215,773   --       6,215,773
    France......................     133,426   32,877,842   --      33,011,268
    Germany.....................     797,044   26,276,101   --      27,073,145
    Hong Kong...................          --   12,141,347   --      12,141,347
    Ireland.....................     692,181    1,619,862   --       2,312,043
    Israel......................     277,490    1,988,437   --       2,265,927
    Italy.......................     166,004   12,730,652   --      12,896,656
    Japan.......................     339,983   98,169,786   --      98,509,769
    Netherlands.................   1,901,880    9,444,936   --      11,346,816
    New Zealand.................          --    1,754,195   --       1,754,195
    Norway......................     105,023    3,668,763   --       3,773,786
    Portugal....................          --    1,552,072   --       1,552,072
    Singapore...................          --    5,973,255   --       5,973,255
    Spain.......................      47,266   13,090,483   --      13,137,749
    Sweden......................          --   12,410,776   --      12,410,776
    Switzerland.................   1,818,732   20,054,757   --      21,873,489
    United Kingdom..............  15,196,971   60,784,751   --      75,981,722
    United States...............       4,270           10   --           4,280
  Preferred Stocks
    Germany.....................          --      586,672   --         586,672
    United Kingdom..............          --        5,663   --           5,663
  Rights/Warrants
    Australia...................          --           --   --              --
    France......................          --        4,138   --           4,138
    Hong Kong...................          --          141   --             141
    Italy.......................          --           --   --              --
    Spain.......................          --       17,640   --          17,640
    United Kingdom..............          --        1,771   --           1,771
  Securities Lending Collateral.          --   25,486,125   --      25,486,125
                                 ----------- ------------   --    ------------
  TOTAL......................... $60,642,082 $385,604,669   --    $446,246,751
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                 EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                                   Percentage
                                                           Shares     Value++    of Net Assets**
                                                           ------     -------    ---------------
COMMON STOCKS -- (92.2%)
BRAZIL -- (5.3%)
    BM&FBovespa SA......................................    771,210 $  2,280,304            0.2%
    BRF SA..............................................    205,074    3,193,851            0.3%
    Ultrapar Participacoes SA...........................    137,884    2,393,960            0.3%
    Other Securities....................................              45,634,865            4.8%
                                                                    ------------           -----
TOTAL BRAZIL............................................              53,502,980            5.6%
                                                                    ------------           -----

CANADA -- (0.0%)
    Other Securities....................................                       2            0.0%
                                                                    ------------           -----

CHILE -- (1.5%)
    Other Securities....................................              15,328,435            1.6%
                                                                    ------------           -----

CHINA -- (13.8%)
    Bank of China, Ltd. Class H......................... 10,148,356    4,785,572            0.5%
    China Construction Bank Corp. Class H............... 12,149,990    8,805,777            0.9%
    China Mobile, Ltd. Sponsored ADR....................    155,765    9,394,187            1.0%
    China Overseas Land & Investment, Ltd...............    876,000    2,829,363            0.3%
#   CNOOC, Ltd. Sponsored ADR...........................     38,445    4,370,428            0.5%
    Industrial & Commercial Bank of China, Ltd. Class H. 14,820,017    9,400,412            1.0%
    Ping An Insurance Group Co. of China, Ltd. Class H..    791,500    4,447,975            0.5%
    Tencent Holdings, Ltd...............................    636,200   11,959,250            1.3%
    Other Securities....................................              83,698,326            8.6%
                                                                    ------------           -----
TOTAL CHINA.............................................             139,691,290           14.6%
                                                                    ------------           -----

COLOMBIA -- (0.6%)
    Other Securities....................................               5,483,381            0.6%
                                                                    ------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................               2,023,410            0.2%
                                                                    ------------           -----

EGYPT -- (0.1%)
    Other Securities....................................                 907,321            0.1%
                                                                    ------------           -----

GREECE -- (0.3%)
    Other Securities....................................               3,041,088            0.3%
                                                                    ------------           -----

HUNGARY -- (0.2%)
    Other Securities....................................               2,301,996            0.2%
                                                                    ------------           -----

INDIA -- (10.9%)
    Axis Bank, Ltd......................................    347,480    2,518,815            0.3%
    HCL Technologies, Ltd...............................    173,864    2,312,249            0.3%
    HDFC Bank, Ltd......................................    198,696    3,324,141            0.4%
    Infosys, Ltd........................................    414,020    7,165,005            0.8%
    Infosys, Ltd. Sponsored ADR.........................    127,060    2,307,410            0.3%
    Tata Consultancy Services, Ltd......................    126,949    4,849,270            0.5%
    Other Securities....................................              87,973,016            8.9%
                                                                    ------------           -----
TOTAL INDIA.............................................             110,449,906           11.5%
                                                                    ------------           -----

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     Percentage
                                                              Shares     Value++   of Net Assets**
                                                              ------     -------   ---------------

INDONESIA -- (3.1%)
    Bank Central Asia Tbk PT................................ 2,497,500 $ 2,346,220            0.3%
    Bank Rakyat Indonesia Persero Tbk PT.................... 3,247,400   2,485,416            0.3%
    Other Securities........................................            26,085,616            2.6%
                                                                       -----------            ----
TOTAL INDONESIA.............................................            30,917,252            3.2%
                                                                       -----------            ----

MALAYSIA -- (3.8%)
#   Malayan Banking Bhd..................................... 1,189,780   2,280,897            0.3%
    Public Bank Bhd.........................................   624,370   2,624,977            0.3%
    Other Securities........................................            33,520,224            3.4%
                                                                       -----------            ----
TOTAL MALAYSIA..............................................            38,426,098            4.0%
                                                                       -----------            ----

MEXICO -- (5.8%)
    Alfa S.A.B. de C.V. Class A............................. 1,379,237   2,859,041            0.3%
    America Movil S.A.B. de C.V. Series L................... 5,099,603   4,538,387            0.5%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR.    45,401   4,498,785            0.5%
    Grupo Financiero Banorte S.A.B. de C.V..................   630,263   3,374,188            0.4%
    Grupo Mexico S.A.B. de C.V. Series B.................... 1,362,233   3,320,267            0.4%
    Wal-Mart de Mexico S.A.B. de C.V........................ 1,127,598   2,986,621            0.3%
    Other Securities........................................            36,762,684            3.7%
                                                                       -----------            ----
TOTAL MEXICO................................................            58,339,973            6.1%
                                                                       -----------            ----

PERU -- (0.2%)
    Other Securities........................................             2,012,905            0.2%
                                                                       -----------            ----

PHILIPPINES -- (1.7%)
    Other Securities........................................            17,225,384            1.8%
                                                                       -----------            ----

POLAND -- (2.0%)
#   Polski Koncern Naftowy Orlen SA.........................   143,721   2,331,651            0.3%
    Other Securities........................................            17,803,687            1.8%
                                                                       -----------            ----
TOTAL POLAND................................................            20,135,338            2.1%
                                                                       -----------            ----

RUSSIA -- (1.2%)
    Other Securities........................................            11,902,367            1.2%
                                                                       -----------            ----

SOUTH AFRICA -- (7.8%)
*   AngloGold Ashanti, Ltd. Sponsored ADR...................   296,264   2,500,468            0.3%
    Bidvest Group, Ltd. (The)...............................   148,850   3,802,307            0.4%
#   FirstRand, Ltd.......................................... 1,216,507   4,457,692            0.5%
    Naspers, Ltd. Class N...................................    29,264   4,272,380            0.5%
    Sanlam, Ltd.............................................   525,048   2,372,023            0.3%
    Sasol, Ltd. Sponsored ADR...............................   163,078   5,244,588            0.6%
    Standard Bank Group, Ltd................................   370,245   3,846,892            0.4%
#   Steinhoff International Holdings, Ltd...................   634,845   3,881,085            0.4%
    Woolworths Holdings, Ltd................................   306,331   2,266,420            0.2%
    Other Securities........................................            46,550,187            4.7%
                                                                       -----------            ----
TOTAL SOUTH AFRICA..........................................            79,194,042            8.3%
                                                                       -----------            ----

SOUTH KOREA -- (14.4%)
    Hyundai Mobis Co., Ltd..................................    12,558   2,640,070            0.3%
    NAVER Corp..............................................     4,974   2,611,722            0.3%
    Samsung Electronics Co., Ltd............................    19,890  23,856,573            2.5%
    Samsung Electronics Co., Ltd. GDR.......................    16,921  10,109,769            1.1%
    Samsung Fire & Marine Insurance Co., Ltd................    10,006   2,806,215            0.3%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     Percentage
                                                             Shares     Value++    of Net Assets**
                                                             ------     -------    ---------------
SOUTH KOREA -- (Continued)
    SK Holdings Co., Ltd...................................     9,472 $  2,214,086            0.3%
    SK Hynix, Inc..........................................   137,784    3,687,406            0.4%
    Other Securities.......................................             97,869,689           10.0%
                                                                      ------------           -----
TOTAL SOUTH KOREA..........................................            145,795,530           15.2%
                                                                      ------------           -----

SPAIN -- (0.0%)
    Other Securities.......................................                      3            0.0%
                                                                      ------------           -----

TAIWAN -- (14.1%)
    Hon Hai Precision Industry Co., Ltd.................... 3,292,545    8,751,777            0.9%
    Taiwan Semiconductor Manufacturing Co., Ltd............ 2,070,214    8,723,190            0.9%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
     ADR...................................................   496,210   10,896,772            1.2%
    Other Securities.......................................            114,605,102           11.9%
                                                                      ------------           -----
TOTAL TAIWAN...............................................            142,976,841           14.9%
                                                                      ------------           -----

THAILAND -- (3.2%)
    PTT PCL................................................   366,900    2,836,789            0.3%
    Other Securities.......................................             29,240,959            3.0%
                                                                      ------------           -----
TOTAL THAILAND.............................................             32,077,748            3.3%
                                                                      ------------           -----

TURKEY -- (2.0%)
    Other Securities.......................................             20,575,666            2.1%
                                                                      ------------           -----
TOTAL COMMON STOCKS........................................            932,308,956           97.1%
                                                                      ------------           -----

PREFERRED STOCKS -- (2.4%)
BRAZIL -- (2.3%)
    Banco Bradesco SA......................................   691,448    3,766,895            0.4%
    Itau Unibanco Holding SA............................... 1,005,395    6,905,065            0.7%
    Other Securities.......................................             12,118,393            1.3%
                                                                      ------------           -----
TOTAL BRAZIL...............................................             22,790,353            2.4%
                                                                      ------------           -----

CHILE -- (0.0%)
    Other Securities.......................................                289,579            0.0%
                                                                      ------------           -----

COLOMBIA -- (0.1%)
    Other Securities.......................................                748,131            0.1%
                                                                      ------------           -----
TOTAL PREFERRED STOCKS.....................................             23,828,063            2.5%
                                                                      ------------           -----

RIGHTS/WARRANTS -- (0.0%)
CHINA -- (0.0%)
    Other Securities.......................................                  1,427            0.0%
                                                                      ------------           -----

HONG KONG -- (0.0%)
    Other Securities.......................................                    990            0.0%
                                                                      ------------           -----

MALAYSIA -- (0.0%)
    Other Securities.......................................                 18,604            0.0%
                                                                      ------------           -----

POLAND -- (0.0%)
    Other Securities.......................................                     --            0.0%
                                                                      ------------           -----

SOUTH KOREA -- (0.0%)
    Other Securities.......................................                 32,249            0.0%
                                                                      ------------           -----

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                    Percentage
                                          Shares      Value++     of Net Assets**
                                          ------      -------     ---------------

 TAIWAN -- (0.0%)
        Other Securities................           $           --            0.0%
                                                   --------------          ------

 THAILAND -- (0.0%)
        Other Securities                                    2,671            0.0%
                                                   --------------          ------
 TOTAL RIGHTS/WARRANTS..................                   55,941            0.0%
                                                   --------------          ------

 BONDS -- (0.0%)
 INDIA -- (0.0%)
        Other Securities................                    9,833            0.0%
                                                   --------------          ------
 TOTAL INVESTMENT SECURITIES............              956,202,793
                                                   --------------
                                                      Value+
                                            -         ------
 SECURITIES LENDING COLLATERAL -- (5.4%)
 (S)@   DFA Short Term Investment Fund.. 4,754,741     55,012,353            5.7%
                                                   --------------          ------
 TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,081,062,465).................           $1,011,215,146          105.3%
                                                   ==============          ======

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                 Level 1      Level 2    Level 3     Total
                               ------------ ------------ ------- --------------
Common Stocks
  Brazil...................... $  7,812,510 $ 45,690,470   --    $   53,502,980
  Canada......................            2           --   --                 2
  Chile.......................    5,868,692    9,459,743   --        15,328,435
  China.......................   18,162,586  121,528,704   --       139,691,290
  Colombia....................    5,483,381           --   --         5,483,381
  Czech Republic..............           --    2,023,410   --         2,023,410
  Egypt.......................           --      907,321   --           907,321
  Greece......................           --    3,041,088   --         3,041,088
  Hungary.....................           --    2,301,996   --         2,301,996
  India.......................    3,731,028  106,718,878   --       110,449,906
  Indonesia...................    2,132,184   28,785,068   --        30,917,252
  Malaysia....................           --   38,426,098   --        38,426,098
  Mexico......................   58,339,960           13   --        58,339,973
  Peru........................    2,012,905           --   --         2,012,905
  Philippines.................      537,932   16,687,452   --        17,225,384
  Poland......................           --   20,135,338   --        20,135,338
  Russia......................      584,456   11,317,911   --        11,902,367
  South Africa................   11,765,807   67,428,235   --        79,194,042
  South Korea.................    6,189,053  139,606,477   --       145,795,530
  Spain.......................            3           --   --                 3
  Taiwan......................   13,649,019  129,327,822   --       142,976,841
  Thailand....................   32,012,809       64,939   --        32,077,748
  Turkey......................      245,253   20,330,413   --        20,575,666
Preferred Stocks
  Brazil......................    3,279,477   19,510,876   --        22,790,353
  Chile.......................           --      289,579   --           289,579
  Colombia....................      748,131           --   --           748,131
Rights/Warrants
  China.......................           --        1,427   --             1,427
  Hong Kong...................           --          990   --               990
  Malaysia....................           --       18,604   --            18,604
  Poland......................           --           --   --                --
  South Korea.................           --       32,249   --            32,249
  Taiwan......................           --           --   --                --
  Thailand....................           --        2,671   --             2,671
Bonds
  India.......................           --        9,833   --             9,833
Securities Lending Collateral.           --   55,012,353   --        55,012,353
                               ------------ ------------   --    --------------
TOTAL......................... $172,555,188 $838,659,958   --    $1,011,215,146
                               ============ ============   ==    ==============


                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                                                               U.S.      International
                                                                             U.S. Social  Sustainability Sustainability
                                                                            Core Equity 2     Core 1         Core 1
                                                                             Portfolio*     Portfolio*     Portfolio*
                                                                            ------------- -------------- --------------
ASSETS:
Investments at Value (including $97,667, $77,021 and $21,713 of securities
 on loan, respectively).................................................... $    603,313   $    538,054   $    396,845
Temporary Cash Investments at Value & Cost.................................        2,703          9,293             --
Collateral from Securities on Loan Invested in Affiliate at Value & Cost...       83,349         62,789         22,014
Foreign Currencies at Value................................................           --             --            354
Cash.......................................................................           --             --          6,742
Receivables:
  Investment Securities Sold...............................................          334            251             --
  Dividends, Interest and Tax Reclaims.....................................          589            489            934
  Securities Lending Income................................................           33             25             25
  Fund Shares Sold.........................................................        1,577            326            896
Unrealized Gain on Foreign Currency Contracts..............................           --             --              8
Prepaid Expenses and Other Assets..........................................           13              8              9
                                                                            ------------   ------------   ------------
    Total Assets...........................................................      691,911        611,235        427,827
                                                                            ------------   ------------   ------------
LIABILITIES:
Payables:
  Due to Custodian.........................................................           15             10             --
  Upon Return of Securities Loaned.........................................       83,349         62,789         22,014
  Investment Securities Purchased..........................................        1,263          7,519          4,552
  Fund Shares Redeemed.....................................................          587            148             27
  Due to Advisor...........................................................          125            128            139
Accrued Expenses and Other Liabilities.....................................           49             34             46
                                                                            ------------   ------------   ------------
    Total Liabilities......................................................       85,388         70,628         26,778
                                                                            ------------   ------------   ------------
NET ASSETS................................................................. $    606,523   $    540,607   $    401,049
                                                                            ============   ============   ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)....................................   47,423,312     32,460,251     43,873,698
                                                                            ============   ============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE..................................................................... $      12.79   $      16.65   $       9.14
                                                                            ============   ============   ============
Investments at Cost........................................................ $    472,176   $    401,923   $    381,301
                                                                            ============   ============   ============
Foreign Currencies at Cost................................................. $         --   $         --   $        354
                                                                            ============   ============   ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................................ $    464,040   $    397,925   $    387,715
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)........................................................          945            875          1,033
Accumulated Net Realized Gain (Loss).......................................       10,401          5,676         (3,230)
Net Unrealized Foreign Exchange Gain (Loss)................................           --             --            (13)
Net Unrealized Appreciation (Depreciation).................................      131,137        136,131         15,544
                                                                            ------------   ------------   ------------
NET ASSETS................................................................. $    606,523   $    540,607   $    401,049
                                                                            ============   ============   ============
(1) NUMBER OF SHARES AUTHORIZED............................................  300,000,000    300,000,000    300,000,000
                                                                            ============   ============   ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                                                   DFA
                                                                              International International    Emerging
                                                                                Value ex     Social Core  Markets Social
                                                                                 Tobacco       Equity      Core Equity
                                                                               Portfolio*    Portfolio*    Portfolio *
                                                                              ------------- ------------- --------------
ASSETS:
Investments at Value (including $1,701, $24,514 and $85,993 of securities on
 loan, respectively)......................................................... $     67,504  $    420,761   $    956,203
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.....        1,714        25,486         55,012
Foreign Currencies at Value..................................................           82           337          2,260
Cash.........................................................................          174         2,358          2,995
Receivables:
  Investment Securities Sold.................................................           88            26            209
  Dividends, Interest and Tax Reclaims.......................................          199         1,013            597
  Securities Lending Income..................................................           68            37            311
  Fund Shares Sold...........................................................           --           135            773
Unrealized Gain on Foreign Currency Contracts................................           --            --              1
Prepaid Expenses and Other Assets............................................            3            17             24
                                                                              ------------  ------------   ------------
    Total Assets.............................................................       69,832       450,170      1,018,385
                                                                              ------------  ------------   ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................................        1,714        25,486         55,012
  Investment Securities Purchased............................................           93             6          1,770
  Fund Shares Redeemed.......................................................           --            84            992
  Due to Advisor.............................................................           26           131            450
Accrued Expenses and Other Liabilities.......................................           12            65            215
                                                                              ------------  ------------   ------------
    Total Liabilities........................................................        1,845        25,772         58,439
                                                                              ------------  ------------   ------------
NET ASSETS................................................................... $     67,987  $    424,398   $    959,946
                                                                              ============  ============   ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)......................................    8,195,552    37,793,462     90,193,175
                                                                              ============  ============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE....................................................................... $       8.30  $      11.23   $      10.64
                                                                              ============  ============   ============
Investments at Cost.......................................................... $     72,183  $    436,018   $  1,026,050
                                                                              ============  ============   ============
Foreign Currencies at Cost................................................... $         82  $        337   $      2,284
                                                                              ============  ============   ============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................................. $     72,046  $    440,581   $  1,060,567
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)..........................................................          294         1,299          1,952
Accumulated Net Realized Gain (Loss).........................................          327        (2,220)       (32,652)
Net Unrealized Foreign Exchange Gain (Loss)..................................           (1)           (5)           (50)
Net Unrealized Appreciation (Depreciation)...................................       (4,679)      (15,257)       (69,871)
                                                                              ------------  ------------   ------------
NET ASSETS................................................................... $     67,987  $    424,398   $    959,946
                                                                              ============  ============   ============
(1) NUMBER OF SHARES AUTHORIZED..............................................  300,000,000   100,000,000    500,000,000
                                                                              ============  ============   ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                                    U.S.      International
                                                                  U.S. Social  Sustainability Sustainability
                                                                 Core Equity 2     Core 1         Core 1
                                                                   Portfolio     Portfolio      Portfolio
                                                                 ------------- -------------- --------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $2, $2 and $925,
   respectively)................................................   $ 10,303       $ 8,810        $ 10,472
  Income from Securities Lending................................        365           241             403
                                                                   --------       -------        --------
     Total Investment Income....................................     10,668         9,051          10,875
                                                                   --------       -------        --------
Expenses
  Investment Advisory Services Fees.............................      1,412         1,395           1,552
  Accounting & Transfer Agent Fees..............................         38            33              36
  Custodian Fees................................................         25            25             100
  Filing Fees...................................................         36            33              31
  Shareholders' Reports.........................................         26            23              17
  Directors'/Trustees' Fees & Expenses..........................          3             2               2
  Professional Fees.............................................         12            10               8
  Other.........................................................         74            36              42
                                                                   --------       -------        --------
     Total Expenses.............................................      1,626         1,557           1,788
                                                                   --------       -------        --------
  Fees Paid Indirectly (Note C).................................         --            --              (2)
                                                                   --------       -------        --------
  Net Expenses..................................................      1,626         1,557           1,786
                                                                   --------       -------        --------
  Net Investment Income (Loss)..................................      9,042         7,494           9,089
                                                                   --------       -------        --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold..................................     11,312         5,908          (2,212)
    Futures.....................................................       (386)           --              --
    Foreign Currency Transactions...............................         --            --             (92)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................    (18,252)         (435)        (10,463)
    Translation of Foreign Currency Denominated Amounts.........         --            --               2
                                                                   --------       -------        --------
  Net Realized and Unrealized Gain (Loss).......................     (7,326)        5,473         (12,765)
                                                                   --------       -------        --------
Net Increase (Decrease) in Net Assets Resulting from Operations.   $  1,716       $12,967        $ (3,676)
                                                                   ========       =======        ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                            DFA                     Emerging
                                                                       International International   Markets
                                                                         Value ex     Social Core  Social Core
                                                                          Tobacco       Equity       Equity
                                                                         Portfolio     Portfolio    Portfolio
                                                                       ------------- ------------- -----------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $196, $910 and $3,264,
   respectively)......................................................    $ 2,429      $ 11,022     $  23,640
  Income from Securities Lending......................................        128           477         2,279
                                                                          -------      --------     ---------
     Total Investment Income..........................................      2,557        11,499        25,919
                                                                          -------      --------     ---------
Expenses
  Investment Advisory Services Fees...................................        320         1,401         5,334
  Accounting & Transfer Agent Fees....................................         19            37            71
  Custodian Fees......................................................         18           145           572
  Filing Fees.........................................................         17            51            51
  Shareholders' Reports...............................................          3            21            35
  Directors'/Trustees' Fees & Expenses................................         --             2             5
  Professional Fees...................................................          3             8            87
  Other...............................................................         26            61           140
                                                                          -------      --------     ---------
     Total Expenses...................................................        406         1,726         6,295
                                                                          -------      --------     ---------
  Fees Paid Indirectly (Note C).......................................         --            (3)           (7)
                                                                          -------      --------     ---------
  Net Expenses........................................................        406         1,723         6,288
                                                                          -------      --------     ---------
  Net Investment Income (Loss)........................................      2,151         9,776        19,631
                                                                          -------      --------     ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold........................................        413        (2,181)      (21,990)
    Futures...........................................................         --            --           116
    Foreign Currency Transactions.....................................        (60)         (103)         (479)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency........................     (6,913)      (12,421)     (150,423)
    Translation of Foreign Currency Denominated Amounts...............          4            11           (84)
                                                                          -------      --------     ---------
  Net Realized and Unrealized Gain (Loss).............................     (6,556)      (14,694)     (172,860)
                                                                          -------      --------     ---------
Net Increase (Decrease) in Net Assets Resulting from Operations.......    $(4,405)     $ (4,918)    $(153,229)
                                                                          =======      ========     =========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                U.S. Social Core Equity 2 U.S. Sustainability Core 1 International Sustainability
                                                     Portfolio                 Portfolio              Core 1 Portfolio
                                                ------------------------  -------------------------  ---------------------------
                                                   Year         Year        Year          Year         Year           Year
                                                  Ended        Ended       Ended         Ended        Ended          Ended
                                                 Oct. 31,     Oct. 31,    Oct. 31,      Oct. 31,     Oct. 31,       Oct. 31,
                                                   2015         2014        2015          2014         2015           2014
                                                 ---------    --------    --------      --------     --------       --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................. $   9,042     $  6,734    $  7,494      $  5,112     $  9,089       $  8,210
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................    11,312       10,761       5,908         6,057       (2,212)          (423)
    Futures....................................      (386)          --          --            --           --             --
    Foreign Currency Transactions..............        --           --          --            --          (92)           (41)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................   (18,252)      35,399        (435)       35,984      (10,463)       (12,923)
    Translation of Foreign Currency
     Denominated Amounts.......................        --           --          --            --            2            (18)
                                                 ---------     --------     --------     --------      --------       --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................     1,716       52,894      12,967        47,153       (3,676)        (5,195)
                                                 ---------     --------     --------     --------      --------       --------
Distributions From:
  Net Investment Income........................    (8,427)      (6,135)     (7,071)       (4,670)      (8,692)        (7,742)
  Net Short-Term Gains.........................      (288)        (505)         --          (183)          --            (22)
  Net Long-Term Gains..........................    (9,855)      (7,238)     (5,862)       (2,133)          --           (474)
                                                 ---------     --------     --------     --------      --------       --------
     Total Distributions.......................   (18,570)     (13,878)    (12,933)       (6,986)      (8,692)        (8,238)
                                                 ---------     --------     --------     --------      --------       --------
Capital Share Transactions (1):
  Shares Issued................................   196,080      142,064     177,630       133,545      156,794        151,660
  Shares Issued in Lieu of Cash
   Distributions...............................    17,132       12,779      12,691         6,873        7,447          7,485
  Shares Redeemed..............................  (100,201)     (94,518)    (76,295)      (51,699)     (78,671)       (24,467)
                                                 ---------     --------     --------     --------      --------       --------
     Net Increase (Decrease) from Capital
      Share Transactions.......................   113,011       60,325     114,026        88,719       85,570        134,678
                                                 ---------     --------     --------     --------      --------       --------
     Total Increase (Decrease) in Net
      Assets...................................    96,157       99,341     114,060       128,886       73,202        121,245
Net Assets
  Beginning of Year............................   510,366      411,025     426,547       297,661      327,847        206,602
                                                 ---------     --------     --------     --------      --------       --------
  End of Year.................................. $ 606,523     $510,366    $540,607      $426,547     $401,049       $327,847
                                                 =========     ========     ========     ========      ========       ========
(1) Shares Issued and Redeemed:
  Shares Issued................................    15,028       11,124      10,652         8,410       16,882         15,263
  Shares Issued in Lieu of Cash
   Distributions...............................     1,364        1,039         787           443          794            746
  Shares Redeemed..............................    (7,693)      (7,396)     (4,632)       (3,296)      (8,450)        (2,469)
                                                 ---------     --------     --------     --------      --------       --------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     8,699        4,767       6,807         5,557        9,226         13,540
                                                 =========     ========     ========     ========      ========       ========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)............................ $     945     $    622    $    875      $    658     $  1,033       $    862

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                DFA International Value ex International Social Core Emerging Markets Social
                                                Tobacco Portfolio           Equity Portfolio         Core Equity Portfolio
                                                -------------------------  ------------------------  ----------------------
                                                  Year          Year         Year         Year          Year        Year
                                                 Ended         Ended        Ended        Ended         Ended       Ended
                                                Oct. 31,      Oct. 31,     Oct. 31,     Oct. 31,      Oct. 31,    Oct. 31,
                                                  2015          2014         2015         2014          2015        2014
                                                --------      --------     --------     --------      ---------   --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................. $ 2,151       $ 3,015      $  9,776     $  5,889     $  19,631    $ 16,449
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................     413           704        (2,181)       1,565       (21,990)     (8,859)
    Futures....................................      --            --            --          (12)          116          --
    Foreign Currency Transactions..............     (60)          (23)         (103)         (71)         (479)       (130)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................  (6,913)       (4,244)      (12,421)     (21,347)     (150,423)       (553)
    Translation of Foreign Currency
     Denominated Amounts.......................       4            (6)           11          (17)          (84)         32
                                                -------       -------       --------     --------     ---------   --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................  (4,405)         (554)       (4,918)     (13,993)     (153,229)      6,939
                                                -------       -------       --------     --------     ---------   --------
Distributions From:
  Net Investment Income........................  (1,965)       (2,984)       (9,093)      (5,245)      (19,669)    (15,936)
  Net Short-Term Gains.........................     (89)           --            --         (497)           --        (117)
  Net Long-Term Gains..........................    (570)         (380)       (1,448)         (12)           --          --
                                                -------       -------       --------     --------     ---------   --------
     Total Distributions.......................  (2,624)       (3,364)      (10,541)      (5,754)      (19,669)    (16,053)
                                                -------       -------       --------     --------     ---------   --------
Capital Share Transactions (1):
  Shares Issued................................   1,042           255       177,472      195,334       409,275     224,189
  Shares Issued in Lieu of Cash Distributions..   2,624         3,364         9,767        5,159        17,378      14,379
  Shares Redeemed..............................    (144)       (5,895)      (54,154)     (22,830)     (197,205)    (90,245)
                                                -------       -------       --------     --------     ---------   --------
     Net Increase (Decrease) from Capital
      Share Transactions.......................   3,522        (2,276)      133,085      177,663       229,448     148,323
                                                -------       -------       --------     --------     ---------   --------
     Total Increase (Decrease) in Net
      Assets...................................  (3,507)       (6,194)      117,626      157,916        56,550     139,209
Net Assets
  Beginning of Period..........................  71,494        77,688       306,772      148,856       903,396     764,187
                                                -------       -------       --------     --------     ---------   --------
  End of Period................................ $67,987       $71,494      $424,398     $306,772     $ 959,946    $903,396
                                                =======       =======       ========     ========     =========   ========
(1) Shares Issued and Redeemed:
  Shares Issued................................     125            26        15,530       15,398        35,717      17,414
  Shares Issued in Lieu of Cash Distributions..     299           343           854          411         1,586       1,095
  Shares Redeemed..............................     (17)         (598)       (4,677)      (1,827)      (17,688)     (7,089)
                                                -------       -------       --------     --------     ---------   --------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     407          (229)       11,707       13,982        19,615      11,420
                                                =======       =======       ========     ========     =========   ========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)............................ $   294       $   165      $  1,298     $    919     $   1,952    $  3,180

----------
See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                    U.S. Social Core Equity 2 Portfolio
                                                                             ------------------------------------------------
                                                                               Year      Year      Year      Year      Year
                                                                              Ended     Ended     Ended     Ended     Ended
                                                                             Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                               2015      2014      2013      2012      2011
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................................... $  13.18  $  12.10  $   9.31  $   8.32  $   7.83
                                                                             --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................     0.21      0.19      0.18      0.14      0.11
  Net Gains (Losses) on Securities (Realized and Unrealized)................    (0.15)     1.29      2.87      0.98      0.48
                                                                             --------  --------  --------  --------  --------
   Total from Investment Operations.........................................     0.06      1.48      3.05      1.12      0.59
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................    (0.20)    (0.17)    (0.17)    (0.13)    (0.10)
  Net Realized Gains........................................................    (0.25)    (0.23)    (0.09)       --        --
                                                                             --------  --------  --------  --------  --------
   Total Distributions......................................................    (0.45)    (0.40)    (0.26)    (0.13)    (0.10)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................................ $  12.79  $  13.18  $  12.10  $   9.31  $   8.32
============================================================================ ========  ========  ========  ========  ========
Total Return................................................................     0.52%    12.50%    33.47%    13.63%     7.57%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................................... $606,523  $510,366  $411,025  $268,734  $189,172
Ratio of Expenses to Average Net Assets.....................................     0.29%     0.28%     0.30%     0.33%     0.35%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees
 Paid Indirectly)...........................................................     0.29%     0.28%     0.30%     0.33%     0.35%
Ratio of Net Investment Income to Average Net Assets........................     1.60%     1.47%     1.64%     1.60%     1.28%
Portfolio Turnover Rate.....................................................       16%       11%       12%       13%       12%
-------------------------------------------------------------------------------------------------------------------------------

                                                                                   U.S. Sustainability Core 1 Portfolio
                                                                             ------------------------------------------------
                                                                               Year      Year      Year      Year      Year
                                                                              Ended     Ended     Ended     Ended     Ended
                                                                             Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                               2015      2014      2013      2012      2011
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................................... $  16.63  $  14.81  $  11.43  $  10.13  $   9.57
                                                                             --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................     0.26      0.23      0.21      0.18      0.14
  Net Gains (Losses) on Securities (Realized and Unrealized)................     0.23      1.91      3.44      1.29      0.56
                                                                             --------  --------  --------  --------  --------
   Total from Investment Operations.........................................     0.49      2.14      3.65      1.47      0.70
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................    (0.25)    (0.21)    (0.22)    (0.17)    (0.14)
  Net Realized Gains........................................................    (0.22)    (0.11)    (0.05)       --        --
                                                                             --------  --------  --------  --------  --------
   Total Distributions......................................................    (0.47)    (0.32)    (0.27)    (0.17)    (0.14)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................................ $  16.65  $  16.63  $  14.81  $  11.43  $  10.13
============================================================================ ========  ========  ========  ========  ========
Total Return................................................................     3.08%    14.66%    32.40%    14.60%     7.31%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................................... $540,607  $426,547  $297,661  $195,179  $148,066
Ratio of Expenses to Average Net Assets.....................................     0.32%     0.32%     0.33%     0.37%     0.37%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees
 Paid Indirectly)...........................................................     0.32%     0.32%     0.33%     0.35%     0.35%
Ratio of Net Investment Income to Average Net Assets........................     1.56%     1.44%     1.61%     1.63%     1.39%
Portfolio Turnover Rate.....................................................       11%        7%        2%        9%       14%
------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                International Sustainability Core 1 Portfolio
                                                                             --------------------------------------------------
                                                                                Year       Year      Year      Year       Year
                                                                               Ended      Ended     Ended     Ended      Ended
                                                                              Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,   Oct. 31,
                                                                                2015       2014      2013      2012       2011
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................................... $   9.46   $   9.79   $   7.89  $   7.73  $   8.39
                                                                             --------   --------   --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................     0.23       0.30       0.23      0.23      0.23
  Net Gains (Losses) on Securities (Realized and Unrealized)................    (0.33)     (0.33)      1.90      0.15     (0.66)
                                                                             --------   --------   --------  --------  --------
   Total from Investment Operations.........................................    (0.10)     (0.03)      2.13      0.38     (0.43)
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................    (0.22)     (0.28)     (0.23)    (0.21)    (0.23)
  Net Realized Gains........................................................       --      (0.02)        --     (0.01)       --
                                                                             --------   --------   --------  --------  --------
   Total Distributions......................................................    (0.22)     (0.30)     (0.23)    (0.22)    (0.23)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................................ $   9.14   $   9.46   $   9.79  $   7.89  $   7.73
============================================================================ ========   ========   ========  ========  ========
Total Return................................................................    (1.09)%    (0.43)%    27.38%     5.18%    (5.41)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................................... $401,049   $327,847   $206,602  $145,055  $116,447
Ratio of Expenses to Average Net Assets.....................................     0.48%      0.49%      0.52%     0.57%     0.57%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees
 Paid Indirectly)...........................................................     0.48%      0.49%      0.50%     0.56%     0.54%
Ratio of Net Investment Income to Average Net Assets........................     2.46%      2.98%      2.57%     2.96%     2.66%
Portfolio Turnover Rate.....................................................        8%         3%         2%       11%       13%
----------------------------------------------------------------------------------------------------------------------------------

                                                                              DFA International Value ex Tobacco Portfolio
                                                                             ---------------------------------------------
                                                                               Year      Year      Year     Year     Year
                                                                              Ended     Ended     Ended    Ended    Ended
                                                                             Oct. 31,  Oct. 31,  Oct. 31, Oct. 31, Oct. 31,
                                                                               2015      2014      2013     2012     2011
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................................... $  9.18   $  9.69   $  7.82  $  7.89  $  8.87
                                                                             -------   -------   -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................    0.27      0.38      0.24     0.26     0.27
  Net Gains (Losses) on Securities (Realized and Unrealized)................   (0.82)    (0.46)     1.89    (0.08)   (0.99)
                                                                             -------   -------   -------  -------  -------
   Total from Investment Operations.........................................   (0.55)    (0.08)     2.13     0.18    (0.72)
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................   (0.25)    (0.38)    (0.26)   (0.25)   (0.26)
  Net Realized Gains........................................................   (0.08)    (0.05)       --       --       --
                                                                             -------   -------   -------  -------  -------
   Total Distributions......................................................   (0.33)    (0.43)    (0.26)   (0.25)   (0.26)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................................ $  8.30   $  9.18   $  9.69  $  7.82  $  7.89
============================================================================ ========  ========  ======== ======== ========
Total Return................................................................   (6.12)%   (1.05)%   27.77%    2.61%   (8.37)%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................................... $67,987   $71,494   $77,688  $59,092  $52,927
Ratio of Expenses to Average Net Assets.....................................    0.57%     0.55%     0.60%    0.60%    0.60%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees
 Paid Indirectly)...........................................................    0.57%     0.54%     0.56%    0.62%    0.61%
Ratio of Net Investment Income to Average Net Assets........................    3.03%     3.94%     2.75%    3.43%    2.99%
Portfolio Turnover Rate.....................................................      20%       23%       16%      16%      21%
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                             International Social Core Equity Portfolio
                                                                             ----------------------------------
                                                                                                          Period
                                                                                Year         Year        Nov. 1,
                                                                               Ended        Ended       2012(a) to
                                                                              Oct. 31,     Oct. 31,      Oct. 31,
                                                                                2015         2014          2013
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................................ $  11.76     $  12.30     $  10.00
                                                                              --------    --------     --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................     0.30         0.35         0.27
  Net Gains (Losses) on Securities (Realized and Unrealized)................    (0.50)       (0.50)        2.27
                                                                              --------    --------     --------
   Total from Investment Operations.........................................    (0.20)       (0.15)        2.54
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................    (0.28)       (0.35)       (0.24)
  Net Realized Gains........................................................    (0.05)       (0.04)          --
                                                                              --------    --------     --------
   Total Distributions......................................................    (0.33)       (0.39)       (0.24)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................................. $  11.23     $  11.76     $  12.30
============================================================================ ==========   =========   ===========
Total Return................................................................    (1.67)%      (1.40)%      25.81%(C)
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................................... $424,398     $306,772     $148,856
Ratio of Expenses to Average Net Assets.....................................     0.46%        0.53%        0.60%(B)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees
 Paid Indirectly)...........................................................     0.46%        0.50%        0.68%(B)(D)
Ratio of Net Investment Income to Average Net Assets........................     2.58%        2.78%        2.44%(B)(D)
Portfolio Turnover Rate.....................................................        7%           5%          14%(C)
------------------------------------------------------------------------------------------------------------------------

                                                                                Emerging Markets Social Core Equity Portfolio
                                                                             -------------------------------------------------

                                                                                Year      Year      Year      Year       Year
                                                                               Ended     Ended     Ended     Ended      Ended
                                                                              Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,   Oct. 31,
                                                                                2015      2014      2013      2012       2011
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................................ $  12.80   $  12.92  $  12.55  $  12.33  $  14.80
                                                                             --------   --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................     0.24       0.26      0.24      0.24      0.28
  Net Gains (Losses) on Securities (Realized and Unrealized)................    (2.16)     (0.13)     0.72      0.17     (1.85)
                                                                             --------   --------  --------  --------  --------
   Total from Investment Operations.........................................    (1.92)      0.13      0.96      0.41     (1.57)
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................    (0.24)     (0.25)    (0.23)    (0.19)    (0.30)
  Net Realized Gains........................................................       --         --     (0.36)       --     (0.60)
                                                                             --------   --------  --------  --------  --------
   Total Distributions......................................................    (0.24)     (0.25)    (0.59)    (0.19)    (0.90)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................................. $  10.64   $  12.80  $  12.92  $  12.55  $  12.33
============================================================================ ========   ========  ========  ========  ========
Total Return................................................................   (15.07)%     0.98%     7.74%     3.41%   (11.29)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................................... $959,946   $903,396  $764,187  $457,311  $435,565
Ratio of Expenses to Average Net Assets.....................................     0.65%      0.63%     0.66%     0.75%     0.70%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees
 Paid Indirectly)...........................................................     0.65%      0.63%     0.66%     0.75%     0.71%
Ratio of Net Investment Income to Average Net Assets........................     2.02%      2.04%     1.94%     1.92%     1.99%
Portfolio Turnover Rate.....................................................       11%        10%        2%       44%       28%
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund offers eighty-one operational portfolios, six of which, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, International Sustainability Core 1 Portfolio, DFA International Value ex Tobacco Portfolio, International Social Core Equity Portfolio and Emerging Markets Social Core Equity Portfolio (the "Portfolios"), are included in this report. The remaining seventy-five portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by U.S. Social Core Equity 2 Portfolio and U.S. Sustainability Core 1 Portfolio (the "Domestic Equity Portfolios") and International Sustainability Core 1 Portfolio, DFA International Value ex Tobacco Portfolio, International Social Core Equity Portfolio and Emerging Markets Social Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Social Core Equity Portfolio is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolios. On May 8, 2015 and June 10, 2015 at a Special Joint Meeting of Shareholders, shareholders of the Portfolios approved new investment management agreements, which became effective July 21, 2015, that provide a uniform agreement that increases transparency and better describes all of the services that the Advisor provides to each Portfolio. For each Portfolio, the rate charged under the new investment management agreement for investment management services is equal to the rate charged under each Portfolio's previous investment advisory agreement with the Advisor.

   For the year ended October 31, 2015, the Portfolios' investment advisory services/management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

              U.S. Social Core Equity 2 Portfolio........... 0.25%
              U.S. Sustainability Core 1 Portfolio.......... 0.29%
              International Sustainability Core 1 Portfolio. 0.42%
              DFA International Value ex Tobacco Portfolio.. 0.45%
              International Social Core Equity Portfolio.... 0.37%
              Emerging Markets Social Core Equity Portfolio. 0.55%

   Pursuant to an Amended Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive all or a portion of its advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the Portfolios below will remain in effect through February 28, 2016, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2015, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of recovery.

                                                                                      Previously
                                                                       Recovery      Waived Fees/
                                                                     of Previously     Expenses
                                                                     Waived Fees/       Assumed
                                                        Expense        Expenses    Subject to Future
                                                   Limitation Amount    Assumed        Recovery
-                                                  ----------------- ------------- -----------------
U.S. Social Core Equity 2 Portfolio (1)...........       0.60%            --              --
U.S. Sustainability Core 1 Portfolio (2)..........       0.37%            --              --
International Sustainability Core 1 Portfolio (2).       0.57%            --              --
DFA International Value ex Tobacco Portfolio (3)..       0.60%            --              --
International Social Core Equity Portfolio (2)....       0.60%            --              --
Emerging Markets Social Core Equity Portfolio (2).       0.85%            --              --

   (1) The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the Portfolio's ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") so that the Portfolio Expenses do not exceed the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within 36 months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount.

   (2) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within 36 months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount.

   (3) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the Portfolio's expenses (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses are less than the Portfolio's Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within 36 months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount.

Earned Income Credit:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the year ended October 31, 2015, expenses reduced were as follows (amounts in thousands):

                                                          Fees Paid
                                                          Indirectly
                                                          ----------
           International Sustainability Core 1 Portfolio.    $ 2
           DFA International Value ex Tobacco Portfolio..     --
           International Social Core Equity Portfolio....      3
           Emerging Markets Social Core Equity Portfolio.      7

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2015, the total related amounts paid by the Fund to the CCO were $275 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

               U.S. Social Core Equity 2 Portfolio........... $ 7
               U.S. Sustainability Core 1 Portfolio..........   6
               International Sustainability Core 1 Portfolio.   5
               DFA International Value ex Tobacco Portfolio..   2
               International Social Core Equity Portfolio....   2
               Emerging Markets Social Core Equity Portfolio.  21

E. Purchases and Sales of Securities:

   For the year ended October 31, 2015, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                      Purchases  Sales
                                                      --------- --------
       U.S. Social Core Equity 2 Portfolio........... $192,598  $ 89,065
       U.S. Sustainability Core 1 Portfolio..........  164,347    52,370
       International Sustainability Core 1 Portfolio.  112,772    27,460
       DFA International Value ex Tobacco Portfolio..   16,966    14,175
       International Social Core Equity Portfolio....  159,040    26,494
       Emerging Markets Social Core Equity Portfolio.  340,177   109,884

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to net foreign currency gains/losses, foreign capital gains tax, tax equalization, non-deductible expenses, and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                  Increase       Increase
                                                                 (Decrease)     (Decrease)
                                                  Increase     Undistributed   Accumulated
                                                 (Decrease)    Net Investment  Net Realized
                                               Paid-In Capital     Income     Gains (Losses)
                                               --------------- -------------- --------------
U.S. Social Core Equity 2 Portfolio...........      $785          $  (292)        $(493)
U.S. Sustainability Core 1 Portfolio..........       440             (206)         (234)
International Sustainability Core 1 Portfolio.       134             (226)           92
DFA International Value ex Tobacco Portfolio..        --              (57)           57
International Social Core Equity Portfolio....       201             (303)          102
Emerging Markets Social Core Equity Portfolio.       787           (1,190)          403

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                               Net Investment
                                                 Income and
                                                 Short-Term     Long-Term   Tax Exempt
                                               Capital Gains  Capital Gains   Income    Total
                                               -------------- ------------- ---------- -------
U.S. Social Core Equity 2 Portfolio
2014..........................................    $ 6,640        $7,238         --     $13,878
2015..........................................      8,715         9,855         --      18,570
U.S. Sustainability Core 1 Portfolio
2014..........................................      4,853         2,133         --       6,986
2015..........................................      7,071         5,861         --      12,932
International Sustainability Core 1 Portfolio
2014..........................................      7,784           454         --       8,238
2015..........................................      8,692            --         --       8,692
DFA International Value ex Tobacco Portfolio
2014..........................................      2,984           380         --       3,364
2015..........................................      2,054           570         --       2,624
International Social Core Equity Portfolio
2014..........................................      5,742            12         --       5,754
2015..........................................      9,094         1,447         --      10,541
Emerging Markets Social Core Equity Portfolio
2014..........................................     16,053            --         --      16,053
2015..........................................     19,669            --         --      19,669

   At October 31, 2015, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                               Net Investment
                                                   Income
                                               and Short-Term   Long-Term
                                               Capital Gains  Capital Gains Total
                                               -------------- ------------- -----
U.S. Social Core Equity 2 Portfolio...........      $357          $428      $785
U.S. Sustainability Core 1 Portfolio..........       246           194       440
International Sustainability Core 1 Portfolio.       134            --       134
International Social Core Equity Portfolio....       201            --       201
Emerging Markets Social Core Equity Portfolio.       787            --       787

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                      Undistributed                                               Total Net
                                      Net Investment                                            Distributable
                                        Income and   Undistributed                 Unrealized     Earnings
                                        Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                      Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                      -------------- ------------- ------------- -------------- -------------
U.S. Social Core Equity 2 Portfolio..     $  952        $10,434            --       $131,104      $ 142,490
U.S. Sustainability Core 1 Portfolio.        881          5,718            --        136,088        142,687
International Sustainability Core 1
  Portfolio..........................      1,133             --      $ (2,716)        14,922         13,339
DFA International Value ex Tobacco
  Portfolio..........................        328            403            --         (4,790)        (4,059)
International Social Core Equity
  Portfolio..........................      1,382             --        (2,096)       (15,468)       (16,182)
Emerging Markets Social Core Equity
  Portfolio..........................      3,427             --       (31,963)       (72,064)      (100,600)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                          Expires on October 31,
                                               --------------------------------------------
                                               2016 2017 2018 2019 2020 2021 2022 Unlimited  Total
                                               ---- ---- ---- ---- ---- ---- ---- --------- -------
U.S. Social Core Equity 2 Portfolio...........  --   --   --   --   --   --   --        --       --
U.S. Sustainability Core 1 Portfolio..........  --   --   --   --   --   --   --        --       --
International Sustainability Core 1 Portfolio.  --   --   --   --   --   --   --   $ 2,716  $ 2,716
DFA International Value ex Tobacco Portfolio..  --   --   --   --   --   --   --        --       --
International Social Core Equity Portfolio....  --   --   --   --   --   --   --     2,096    2,096
Emerging Markets Social Core Equity Portfolio.  --   --   --   --   --   --   --    31,964   31,964

   At October 31, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                     Net Unrealized
                                               Federal Tax  Unrealized   Unrealized   Appreciation
                                                  Cost     Appreciation Depreciation (Depreciation)
                                               ----------- ------------ ------------ --------------
U.S. Social Core Equity 2 Portfolio........... $  558,261    $160,457    $ (29,353)     $131,104
U.S. Sustainability Core 1 Portfolio..........    474,048     151,064      (14,976)      136,088
International Sustainability Core 1 Portfolio.    403,924      59,192      (44,257)       14,935
DFA International Value ex Tobacco Portfolio..     74,004       7,510      (12,296)       (4,786)
International Social Core Equity Portfolio....    461,710      40,476      (55,939)      (15,463)
Emerging Markets Social Core Equity Portfolio.  1,083,205     131,578     (203,568)      (71,990)

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

   2. Futures Contracts: The Portfolios may enter into futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements.

   At October 31, 2015, the Portfolios had no outstanding futures contracts.

   The following is a summary of the location on the U.S. Social Core Equity 2 and Emerging Markets Social Core Equity Portfolios' Statement of Operations of realized gains and losses from the Portfolio's derivative instrument holdings through the year ended October 31, 2015:

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts             Net Realized Gain (Loss) on: Futures

   The following is a summary of the location of realized gains and losses from the U.S. Social Core Equity 2 and Emerging Markets Social Core Equity Portfolios' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2015 (amounts in thousands):

                                                        Realized Gain (Loss) on
                                                        Derivatives Recognized in Income
                                                        -------------------------------
                                                                        Equity
                                                        Total          Contracts
                                                        -----          ---------
        U.S. Social Core Equity 2 Portfolio*........... $(386)           $(386)
        Emerging Markets Social Core Equity Portfolio*.   116              116

* As of October 31, 2015, there were no futures contracts outstanding. During the year ended October 31, 2015, the Portfolios had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. A line of credit with similar terms was in effect through March 31, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 9, 2015. A line of credit with similar terms was in effect through January 8, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the year ended October 31, 2015, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                 Weighted      Weighted    Number of   Interest Maximum Amount
                                                  Average    Average Loan     Days     Expense  Borrowed During
                                               Interest Rate   Balance    Outstanding* Incurred   The Period
                                               ------------- ------------ ------------ -------- ---------------
U.S. Social Core Equity 2 Portfolio...........     0.89%        $2,930         13        $ 1        $10,484
U.S. Sustainability Core 1 Portfolio..........     0.89%         3,097          5         --          3,829
International Sustainability Core 1 Portfolio.     0.88%         2,968         19          1          6,326
DFA International Value ex Tobacco
  Portfolio...................................     0.87%            25         17         --            123
International Social Core Equity Portfolio....     0.88%         1,854         19          1          5,255
Emerging Markets Social Core Equity
  Portfolio...................................     0.88%         4,618         40          4         13,649

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2015, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of October 31, 2015.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolios did not utilize the interfund lending program during the year ended October 31, 2015.

I. Affiliated Trades:

   Cross trades for the year ended October 31, 2015, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act. For the year ended October 31, 2015, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

        Portfolio                                      Purchases  Sales
        ---------                                      --------- -------
        U.S. Social Core Equity 2 Portfolio...........  $10,406  $ 6,578
        U.S. Sustainability Core 1 Portfolio..........   11,138   12,288
        DFA International Value ex Tobacco Portfolio..       17      166
        Emerging Markets Social Core Equity Portfolio.       39      364
        International Sustainability Core 1 Portfolio.    2,848    1,213
        International Social Core Equity Portfolio....    2,362       --

J. Securities Lending:

   As of October 31, 2015, the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the following Portfolios received non-cash collateral consisting of short and/or long term U.S. government securities (amounts in thousands):

                                                            Market
                                                            Value
                                                            -------
             U.S. Social Core Equity 2 Portfolio........... $16,131
             U.S. Sustainability Core 1 Portfolio..........  15,521
             International Sustainability Core 1 Portfolio.     929
             DFA International Value ex Tobacco Portfolio..      82
             International Social Core Equity Portfolio....     554
             Emerging Markets Social Core Equity Portfolio.  38,124

   The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, the Portfolios will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolios will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Other:

   At October 31, 2015, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                Approximate
                                                               Percentage of
                                                   Number of    Outstanding
                                                  Shareholders    Shares
                                                  ------------ -------------
   U.S. Social Core Equity 2 Portfolio...........      4            69%
   U.S. Sustainability Core 1 Portfolio..........      4            87%
   International Sustainability Core 1 Portfolio.      5            87%
   DFA International Value ex Tobacco Portfolio..      3            94%
   International Social Core Equity Portfolio....      5            58%
   Emerging Markets Social Core Equity Portfolio.      3            39%

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, International Sustainability Core 1 Portfolio, DFA International Value ex Tobacco Portfolio, International Social Core Equity Portfolio and Emerging Markets Social Core Equity Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodians, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2015

                      RESULTS OF THE SHAREHOLDER MEETING

                                  (Unaudited)

   On May 8, 2015 and June 10, 2015, DFA Investment Dimensions Group Inc. ("DFAIDG") held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DFAIDG and the Portfolios, including, among other items, the election of Directors, the approval of an updated investment management agreement, and the amendment of certain fundamental investment limitations. The shareholders of the Portfolios approved each of the applicable proposals for DFAIDG and the Portfolios presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by each Portfolio. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DFAIDG

Proposal 1: Election of Directors/Trustees*

                                            % Voted % FOR              % Voted  % WITHHOLD
                                   FOR        FOR   of O/S  WITHHOLD   WITHHOLD   of O/S
                              ------------- ------- ------ ----------- -------- ----------
(a) David G. Booth........... 9,813,303,615 98.22%  63.03% 178,323,699  1.78%     1.15%
(b) George M. Constantinides. 9,825,715,266 98.34%  63.11% 165,912,043  1.66%     1.07%
(c) John P. Gould............ 9,821,346,669 98.30%  63.09% 170,280,645  1.70%     1.09%
(d) Roger G. Ibbotson........ 9,825,084,982 98.33%  63.11% 166,542,033  1.67%     1.07%
(e) Edward P. Lazear......... 9,824,635,836 98.33%  63.11% 166,991,519  1.67%     1.07%
(f) Eduardo A. Repetto....... 9,836,468,256 98.45%  63.18% 155,159,090  1.55%     1.00%
(g) Myron S. Scholes......... 9,816,729,833 98.25%  63.06% 174,897,480  1.75%     1.12%
(h) Abbie J. Smith........... 9,806,645,531 98.15%  62.99% 184,978,779  1.85%     1.19%

*  Results are for all Portfolios within DFAIDG

DFA International Value ex Tobacco Portfolio

Proposal 1: Election of Directors/Trustees

                                        % Voted % FOR           % Voted  % WITHHOLD
                                 FOR      FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              --------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 7,694,461 100.00% 97.12%    0      0.00%     0.00%
(b) George M. Constantinides. 7,694,461 100.00% 97.12%    0      0.00%     0.00%
(c) John P. Gould............ 7,694,461 100.00% 97.12%    0      0.00%     0.00%
(d) Roger G. Ibbotson........ 7,694,461 100.00% 97.12%    0      0.00%     0.00%
(e) Edward P. Lazear......... 7,694,461 100.00% 97.12%    0      0.00%     0.00%
(f) Eduardo A. Repetto....... 7,694,461 100.00% 97.12%    0      0.00%     0.00%
(g) Myron S. Scholes......... 7,694,461 100.00% 97.12%    0      0.00%     0.00%
(h) Abbie J. Smith........... 7,694,461 100.00% 97.12%    0      0.00%     0.00%

Proposal 2: Approval of a "Manager of Managers" Structure

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
7,551,136  98.14%  95.31% 134,642  1.75%    1.70%      0     0.00%    0.00%    8,683    0.11%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
7,685,778  99.89%  97.01%    0     0.00%    0.00%      0     0.00%    0.00%    8,683    0.11%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
7,551,136  98.14%  95.31% 134,642  1.75%    1.70%      0     0.00%    0.00%    8,683    0.11%

Emerging Markets Social Core Equity Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR            % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ---------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 47,215,831 95.01%  60.13% 2,477,495  4.99%     3.15%
(b) George M. Constantinides. 47,220,332 95.02%  60.13% 2,472,994  4.98%     3.15%
(c) John P. Gould............ 47,235,000 95.05%  60.15% 2,458,326  4.95%     3.13%
(d) Roger G. Ibbotson........ 47,235,597 95.05%  60.15% 2,457,729  4.95%     3.13%
(e) Edward P. Lazear......... 47,235,624 95.05%  60.15% 2,457,702  4.95%     3.13%
(f) Eduardo A. Repetto....... 48,623,212 97.85%  61.92% 1,070,114  2.15%     1.36%
(g) Myron S. Scholes......... 47,211,939 95.01%  60.12% 2,481,387  4.99%     3.16%
(h) Abbie J. Smith........... 47,074,799 94.73%  59.95% 2,618,527  5.27%     3.33%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- ---------- --------
37,228,644  74.92%  47.41% 109,822  0.22%    0.14%   195,522  0.39%    0.25%   12,159,339  24.47%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- ---------- --------
37,311,269  75.08%  47.51% 16,650   0.03%    0.02%   206,068  0.41%    0.26%   12,159,339  24.47%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- ---------- --------
36,837,191  74.13%  46.91% 271,589  0.55%    0.35%   425,210  0.86%    0.54%   12,159,339  24.47%

International Social Core Equity Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR            % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ---------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 19,499,242 94.96%  60.12% 1,033,979  5.04%     3.19%
(b) George M. Constantinides. 19,499,242 94.96%  60.12% 1,033,979  5.04%     3.19%
(c) John P. Gould............ 19,498,677 94.96%  60.12% 1,034,544  5.04%     3.19%
(d) Roger G. Ibbotson........ 19,499,242 94.96%  60.12% 1,033,979  5.04%     3.19%
(e) Edward P. Lazear......... 19,499,242 94.96%  60.12% 1,033,979  5.04%     3.19%
(f) Eduardo A. Repetto....... 19,499,206 94.96%  60.12% 1,034,015  5.04%     3.19%
(g) Myron S. Scholes......... 19,476,043 94.85%  60.05% 1,057,178  5.15%     3.26%
(h) Abbie J. Smith........... 19,475,554 94.85%  60.05% 1,057,667  5.15%     3.26%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
14,164,626  68.98%  43.67%  2,889   0.01%    0.01%   369,932  1.80%    1.14%   5,995,774  29.20%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
14,164,916  68.99%  43.68%  2,598   0.01%    0.01%   369,932  1.80%    1.14%   5,995,774  29.20%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
14,150,362  68.91%  43.63%  6,816   0.03%    0.02%   380,267  1.85%    1.17%   5,995,774  29.20%

International Sustainability Core 1 Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 21,793,192 98.20%  57.06% 398,988   1.80%     1.04%
(b) George M. Constantinides. 21,796,869 98.22%  57.07% 395,311   1.78%     1.03%
(c) John P. Gould............ 21,796,869 98.22%  57.07% 395,311   1.78%     1.03%
(d) Roger G. Ibbotson........ 21,796,869 98.22%  57.07% 395,311   1.78%     1.03%
(e) Edward P. Lazear......... 21,756,954 98.04%  56.96% 435,226   1.96%     1.14%
(f) Eduardo A. Repetto....... 21,796,869 98.22%  57.07% 395,311   1.78%     1.03%
(g) Myron S. Scholes......... 21,796,869 98.22%  57.07% 395,311   1.78%     1.03%
(h) Abbie J. Smith........... 21,802,494 98.24%  57.08% 389,686   1.76%     1.02%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
19,687,609  88.71%  51.55% 159,063  0.72%    0.42%   377,896  1.70%    0.99%   1,967,612  8.87%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
19,814,891  89.29%  51.88% 43,419   0.20%    0.11%   366,258  1.65%    0.96%   1,967,612  8.87%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
19,704,620  88.79%  51.59% 133,622  0.60%    0.35%   386,327  1.74%    1.01%   1,967,612  8.87%

U.S. Social Core Equity 2 Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR            % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ---------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 35,114,775 96.69%  81.43% 1,200,473  3.31%     2.78%
(b) George M. Constantinides. 35,122,260 96.71%  81.45% 1,192,988  3.29%     2.77%
(c) John P. Gould............ 35,121,574 96.71%  81.44% 1,193,674  3.29%     2.77%
(d) Roger G. Ibbotson........ 35,122,260 96.71%  81.45% 1,192,988  3.29%     2.77%
(e) Edward P. Lazear......... 35,122,260 96.71%  81.45% 1,192,988  3.29%     2.77%
(f) Eduardo A. Repetto....... 35,122,162 96.71%  81.45% 1,193,086  3.29%     2.77%
(g) Myron S. Scholes......... 35,110,878 96.68%  81.42% 1,204,370  3.32%     2.79%
(h) Abbie J. Smith........... 35,110,134 96.68%  81.42% 1,205,114  3.32%     2.79%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- ---------- --------
22,971,553  63.26%  53.27% 22,821   0.06%    0.05%   134,397  0.37%    0.31%   13,186,477  36.31%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- ---------- --------
22,087,359  60.82%  51.22% 894,807  2.46%    2.07%   146,607  0.40%    0.34%   13,186,477  36.31%

U.S. Sustainability Core 1 Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 13,108,004 94.19%  47.88% 808,268   5.81%     2.95%
(b) George M. Constantinides. 13,118,532 94.27%  47.92% 797,740   5.73%     2.91%
(c) John P. Gould............ 13,117,265 94.26%  47.92% 799,007   5.74%     2.92%
(d) Roger G. Ibbotson........ 13,118,328 94.27%  47.92% 797,944   5.73%     2.91%
(e) Edward P. Lazear......... 13,076,653 93.97%  47.77% 839,619   6.03%     3.07%
(f) Eduardo A. Repetto....... 13,118,532 94.27%  47.92% 797,740   5.73%     2.91%
(g) Myron S. Scholes......... 13,118,462 94.27%  47.92% 797,810   5.73%     2.91%
(h) Abbie J. Smith........... 13,111,384 94.22%  47.90% 804,888   5.78%     2.94%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
12,252,392  88.04%  44.76% 60,027   0.43%    0.22%   776,882  5.58%    2.84%   826,971   5.94%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
12,162,366  87.40%  44.43% 144,009  1.03%    0.53%   782,926  5.63%    2.86%   826,971   5.94%

                                FUND MANAGEMENT

                                  (Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2015.

Each Board's Nominating Committee is composed of George M. Constantinides, John
P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2015.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is composed of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were three Strategy Committee meetings held during the fiscal year ended October 31, 2015.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

       Name, Position                                Portfolios within the
       with the Fund,         Term of Office/1/ and  DFA Fund Complex/2/     Principal Occupation(s) During Past 5 Years and
 Address and Year of Birth     Length of Service           Overseen           Other Directorships of Public Companies Held
------------------------------------------------------------------------------------------------------------------------------
                                              Disinterested Trustees/Directors
------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides       DFAIDG-Since 1983     122 portfolios in 4    Leo Melamed Professor of Finance, University of
Director of DFAIDG and DIG.    DIG-Since 1993        investment companies   Chicago Booth School of Business.
Trustee of DFAITC and DEM.     DFAITC-Since 1992
The University of Chicago      DEM-Since 1993
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
1947
------------------------------------------------------------------------------------------------------------------------------
John P. Gould                  DFAIDG-Since 1986     122 portfolios in 4    Steven G. Rothmeier Professor and Distinguished
Director of DFAIDG and DIG.    DIG-Since 1993        investment companies   Service Professor of Economics, University of
Trustee of DFAITC and DEM      DFAITC-Since 1992                            Chicago Booth School of Business (since 1965).
The University of Chicago      DEM-Since 1993                               Member and Chair, Competitive Markets Advisory
Booth School of Business                                                    Council, Chicago Mercantile Exchange (futures
5807 S. Woodlawn Avenue                                                     trading exchange) (since 2004). Trustee, Harbor
Chicago, IL 60637                                                           Fund (registered investment company)
1939                                                                        (29 Portfolios) (since 1994). Formerly, Member of
                                                                            the Board of Milwaukee Insurance Company
                                                                            (1997-2010).
------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson              DFAIDG-Since 1981     122 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and DIG.    DIG-Since 1993        investment companies   Management (since 1984). Chairman, CIO and
Trustee of DFAITC and DEM.     DFAITC-Since 1992                            Partner, Zebra Capital Management, LLC (hedge
Yale School of Management      DEM-Since 1993                               fund and asset manager) (since 2001). Consultant
P.O. Box 208200                                                             to Morningstar Inc. (since 2006). Formerly,
New Haven, CT 06520-8200                                                    Director, BIRR Portfolio Analysis, Inc. (software
1943                                                                        products) (1990-2010).
------------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear               DFAIDG-Since 2010     122 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG.    DIG-Since 2010        investment companies   Institution (since 2002). Jack Steele Parker
Trustee of DFAITC and DEM.     DFAITC-Since 2010                            Professor of Human Resources Management and
Stanford University Graduate   DEM-Since 2010                               Economics, Graduate School of Business, Stanford
School of Business                                                          University (since 1995). Cornerstone Research
518 Memorial Way                                                            (expert testimony and economic and financial
Stanford, CA 94305-5015                                                     analysis) (since 2009). Formerly, Chairman of the
1948                                                                        President George W. Bush's Council of Economic
                                                                            Advisers (2006-2009). Formerly, Council of
                                                                            Economic Advisors, State of California
                                                                            (2005-2006). Formerly, Commissioner, White House
                                                                            Panel on Tax Reform (2005)
------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes               DFAIDG-Since 1981     122 portfolios in 4    Chief Investment Strategist, Janus Capital Group
Director of DFAIDG and DIG.    DIG-Since 1993        investment companies   Inc. (since 2014). Frank E. Buck Professor of
Trustee of DFAITC and DEM.     DFAITC-Since 1992                            Finance Emeritus, Graduate School of Business,
c/o Dimensional Fund           DEM-Since 1993                               Stanford University (since 1981). Chairman,
Advisors, LP                                                                Ruapay Inc. (since 2013). Formerly, Chairman,
6300 Bee Cave Road                                                          Platinum Grove Asset Management, L.P. (hedge
Building 1                                                                  fund) (formerly, Oak Hill Platinum Partners)
Austin, TX 78746                                                            (1999-2009). Formerly, Director, American Century
1941                                                                        Fund Complex (registered investment companies)
                                                                            (43 Portfolios) (1980-2014).
------------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                 DFAIDG-Since 2000     122 portfolios in 4    Boris and Irene Stern Distinguished Service
Director of DFAIDG and DIG.    DIG-Since 2000        investment companies   Professor of Accounting, University of Chicago
Trustee of DFAITC and DEM.     DFAITC-Since 2000                            Booth School of Business (since 1980). Director,
The University of Chicago      DEM-Since 2000                               HNI Corporation (formerly known as HON Industries
Booth School of Business                                                    Inc.) (office furniture) (since 2000). Director,
5807 S. Woodlawn                                                            Ryder System Inc. (transportation, logistics and
Avenue Chicago, IL 60637                                                    supply-chain management) (since 2003). Trustee,
1953                                                                        UBS Funds (4 investment companies within the fund
                                                                            complex) (33 portfolios) (since 2009). Formerly,
                                                                            Co-Director Investment Research, Fundamental
                                                                            Investment Advisors (hedge fund) (2008-2011).
------------------------------------------------------------------------------------------------------------------------------

      Name, Position                                  Portfolios within the
      with the Fund,          Term of Office/1/ and   DFA Fund Complex/2/      Principal Occupation(s) During Past 5 Years and
 Address and Year of Birth    Length of Service             Overseen            Other Directorships of Public Companies Held
---------------------------------------------------------------------------------------------------------------------------------
                                               Interested Trustees/Directors*
---------------------------------------------------------------------------------------------------------------------------------
David G. Booth                DFAIDG-Since 1981       122 portfolios in 4     Chairman, Director/Trustee, President, Co-Chief
Chairman, Director/Trustee,   DIG-Since 1992          investment companies    Executive Officer and formerly, Chief Executive
President and Co-Chief        DFAITC-Since 1992                               Officer (until 1/1/2010) of the following
Executive Officer             DEM-Since 1993                                  companies: Dimensional Holdings Inc., Dimensional
6300 Bee Cave Road,                                                           Fund Advisors LP, DFA Securities LLC, DEM,
Building One                                                                  DFAIDG, DIG and DFAITC (collectively, the "DFA
Austin, TX 78746                                                              Entities"). Director of Dimensional Fund Advisors
1946                                                                          Ltd. and formerly, Chief Investment Officer.
                                                                              Director of DFA Australia Limited and formerly,
                                                                              President and Chief Investment Officer. Director
                                                                              of Dimensional Advisors Ltd., Dimensional Funds
                                                                              plc and Dimensional Funds II plc. Formerly,
                                                                              President, Dimensional SmartNest (US) LLC
                                                                              (2009-2014). Formerly, Limited Partner, Oak Hill
                                                                              Partners (2001-2010). Limited Partner, VSC
                                                                              Investors, LLC (since 2007). Trustee, University
                                                                              of Chicago. Trustee, University of Kansas
                                                                              Endowment Association. Formerly, Director, SA
                                                                              Funds (registered investment company). Chairman,
                                                                              Director and Co-Chief Executive Officer of
                                                                              Dimensional Fund Advisors Canada ULC. Director
                                                                              and President (since 2012) of Dimensional Japan
                                                                              Ltd. Chairman, Director, President and Co-Chief
                                                                              Executive Officer of Dimensional Cayman Commodity
                                                                              Fund I Ltd. (since 2010).
---------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto            DFAIDG-Since 2009       122 portfolios in 4     Co-Chief Executive Officer (beginning January
Director/Trustee, Co-Chief    DIG-Since 2009          investment companies    2010), Co-Chief Investment Officer (since June
Executive Officer and Co-     DFAITC-Since 2009                               2014), Director/Trustee, and formerly, Chief
Chief Investment Officer      DEM-Since 2009                                  Investment Officer (March 2007-June 2014) of the
6300 Bee Cave Road,                                                           DFA Entities. Director, Co-Chief Executive
Building One                                                                  Officer and Chief Investment Officer (since 2010)
Austin, TX 78746                                                              of Dimensional Cayman Commodity Fund I Ltd.
1967                                                                          Director, Co-Chief Executive Officer, President
                                                                              and Co-Chief Investment Officer of Dimensional
                                                                              Fund Advisors Canada ULC and formerly, Chief
                                                                              Investment Officer (until April 2014). Co-Chief
                                                                              Investment Officer, Vice President, and Director
                                                                              of DFA Australia Limited and formerly, Chief
                                                                              Investment Officer (until April 2014). Director
                                                                              of Dimensional Fund Advisors Ltd., Dimensional
                                                                              Funds plc, Dimensional Funds II plc and
                                                                              Dimensional Advisors Ltd. Formerly, Vice
                                                                              President of the DFA Entities and Dimensional
                                                                              Fund Advisors Canada ULC. Director and Chief
                                                                              Investment Officer (since December 2012) of
                                                                              Dimensional Japan Ltd.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes DFAIDG, DIG; DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

Officers

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                            Term of Office/1/
  Name and Year of                           and Length of
        Birth               Position            Service               Principal Occupation During Past 5 Years
----------------------------------------------------------------------------------------------------------------------
April A. Aandal        Vice President         Since 2008       Vice President of all the DFA Entities.
1963
----------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta       Vice President         Since 2012       Vice President of all the DFA Entities. Formerly, Vice
1974                                                           President, Business Development at Capson
                                                               Physicians Insurance Company (2010-2012); Vice
                                                               President at Charles Schwab (2007-2010).
----------------------------------------------------------------------------------------------------------------------
Darryl D. Avery        Vice President         Since 2005       Vice President of all the DFA Entities.
1966
----------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow       Vice President         Since 1993       Vice President of all the DFA Entities. Director and
1955                                                           Managing Director of Dimensional Fund Advisors Ltd
                                                               (since September 2013).
----------------------------------------------------------------------------------------------------------------------
Peter Bergan           Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                           Senior Infrastructure Manager for Dimensional Fund
                                                               Advisors LP (January 2011-January 2014); Partner
                                                               at Stonehouse Consulting (2010).
----------------------------------------------------------------------------------------------------------------------
Lana Bergstein         Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                           Client Service Manager for Dimensional Fund
                                                               Advisors LP (February 2008-January 2014).
----------------------------------------------------------------------------------------------------------------------
Stanley W. Black       Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1970                                                           Senior Research Associate (January 2012-
                                                               January 2014) and Research Associate (2006-2011)
                                                               for Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
Aaron T. Borders       Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (April 2008-January 2014).
----------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth      Vice President         Since 2007       Vice President of all the DFA Entities.
1968
----------------------------------------------------------------------------------------------------------------------
Valerie A. Brown       Vice President and     Since 2001       Vice President and Assistant Secretary of all the
1967                   Assistant Secretary                     DFA Entities, DFA Australia Limited, Dimensional
                                                               Fund Advisors Ltd., Dimensional Cayman
                                                               Commodity Fund I Ltd., Dimensional Fund Advisors
                                                               Pte. and Dimensional Hong Kong Limited. Director,
                                                               Vice President and Assistant Secretary of
                                                               Dimensional Fund Advisors Canada ULC.
----------------------------------------------------------------------------------------------------------------------
David P. Butler        Vice President         Since 2007       Vice President of all the DFA Entities. Head of
1964                                                           Global Financial Services for Dimensional Fund
                                                               Advisors LP (since 2008).
----------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit      Vice President         Since 2012       Vice President of all the DFA Entities. Formerly,
1970                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (December 2010-January 2012); Regional Director
                                                               at Russell Investments (April 2006-December 2010).
----------------------------------------------------------------------------------------------------------------------
Hunt M. Cairns         Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director (January 2010-January 2014) and
                                                               Senior Associate (July 2008-December 2009) for
                                                               Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
Dennis M. Chamberlain  Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1972                                                           Regional Director (January 2012-January 2015) for
                                                               Dimensional Fund Advisors LP; Principal for
                                                               Chamberlain Financial Group (October 2010-
                                                               December 2011); Wealth Management Consultant
                                                               for Saybrus Partners (May 2008-October 2010).
----------------------------------------------------------------------------------------------------------------------

                                            Term of Office/1/
   Name and Year of                          and Length of
        Birth                Position           Service              Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------------
Ryan J. Chaplinski      Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director (June 2011-January 2015) for
                                                               Dimensional Fund Advisors LP; Sales Executive for
                                                               Vanguard (2004-June 2011).
---------------------------------------------------------------------------------------------------------------------
James G. Charles        Vice President        Since 2011       Vice President of all the DFA Entities. Formerly,
1956                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (2008-2010).
---------------------------------------------------------------------------------------------------------------------
Joseph H. Chi           Vice President        Since 2009       Vice President of all the DFA Entities. Co-Head of
1966                                                           Portfolio Management (since March 2012) and
                                                               Senior Portfolio Manager (since January 2012) for
                                                               Dimensional Fund Advisors LP. Formerly, Portfolio
                                                               Manager for Dimensional Fund Advisors LP
                                                               (October 2005 to January 2012).
---------------------------------------------------------------------------------------------------------------------
Pil Sun Choi            Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1972                                                           Counsel for Dimensional Fund Advisors LP
                                                               (April 2012-January 2014); Vice President and
                                                               Counsel for AllianceBernstein L.P. (2006-2012).
---------------------------------------------------------------------------------------------------------------------
Stephen A. Clark        Vice President        Since 2004       Vice President of all the DFA Entities, DFA Australia
1972                                                           Limited and Dimensional Fund Advisors Canada
                                                               ULC. Head of Global Institutional Services for
                                                               Dimensional Fund Advisors LP (since January
                                                               2014). Formerly, Head of Institutional, North America
                                                               (March 2012 to December 2013) and Head of
                                                               Portfolio Management (January 2006 to March 2012)
                                                               for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
Matt B. Cobb            Vice President        Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (September 2011-March 2013); Vice President at
                                                               MullinTBG (2005-2011).
---------------------------------------------------------------------------------------------------------------------
Rose C. Cooke           Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (August 2010-March 2014); Vice President, Sales
                                                               and Business Development at AdvisorsIG (PPMG)
                                                               (2009-2010); Vice President at Credit Suisse
                                                               (2007-2009).
---------------------------------------------------------------------------------------------------------------------
Ryan Cooper             Vice President        Since 2013       Vice President of all the DFA Entities. Formerly,
1979                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (2003-March 2014).
---------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell      Vice President        Since 2012       Vice President of all the DFA Entities. Formerly,
1976                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (August 2002-January 2012).
---------------------------------------------------------------------------------------------------------------------
Robert P. Cornell       Vice President        Since 2007       Vice President of all the DFA Entities.
1949
---------------------------------------------------------------------------------------------------------------------
George H. Crane         Vice President        Since 2010       Vice President of all the DFA Entities. Formerly,
1955                                                           Senior Vice President and Managing Director at
                                                               State Street Bank & Trust Company (2007-2008).
---------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and    Since 2004       Vice President and Global Chief Compliance Officer
1965                    Global Chief                           of all the DFA Entities, DFA Australia Limited and
                        Compliance Officer                     Dimensional Fund Advisors Ltd. Vice President,
                                                               Chief Compliance Officer and Chief Privacy Officer
                                                               of Dimensional Fund Advisors Canada ULC.
                                                               Formerly, Vice President and Global Chief
                                                               Compliance Officer for Dimensional SmartNest (US)
                                                               LLC (October 2010-2014).
---------------------------------------------------------------------------------------------------------------------
John Dashtara           Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1980                                                           Regional Director (July 2013-January 2015) for
                                                               Dimensional Fund Advisors LP; Relationship
                                                               Manager for Blackrock, Inc. (July 2011-July
                                                               2013);Vice President for Towers Watson (formerly,
                                                               WellsCanning) (June 2009-July 2011).
---------------------------------------------------------------------------------------------------------------------

                                            Term of Office/1/
  Name and Year of                           and Length of
        Birth               Position            Service              Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------------
James L. Davis         Vice President         Since 1999       Vice President of all the DFA Entities.
1956
---------------------------------------------------------------------------------------------------------------------
Robert T. Deere        Vice President         Since 1994       Vice President of all the DFA Entities, DFA Australia
1957                                                           Limited and Dimensional Fund Advisors Canada
                                                               ULC.
---------------------------------------------------------------------------------------------------------------------
Johnathon K. DeKinder  Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                           Regional Director (January 2012-January 2014) and
                                                               Senior Associate (August 2010-December 2011) for
                                                               Dimensional Fund Advisors LP; MBA and MPA at
                                                               the University of Texas at Austin (August 2007-May
                                                               2010).
---------------------------------------------------------------------------------------------------------------------
Mark J. Dennis         Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1976                                                           Regional Director (May 2011-January 2015) for
                                                               Dimensional Fund Advisors LP; Vice President,
                                                               Portfolio Specialist (January 2007-May 2011) for
                                                               Morgan Stanley Investment Management.
---------------------------------------------------------------------------------------------------------------------
Massimiliano DeSantis  Vice President         Since 2015       Vice President of all DFA Entities. Formerly, Senior
1971                                                           Associate, Research (November 2012-January
                                                               2015) for Dimensional Fund Advisors LP; Senior
                                                               Consultant, NERA Economic Consulting, New York
                                                               (May 2010-November 2012).
---------------------------------------------------------------------------------------------------------------------
Peter F. Dillard       Vice President         Since 2010       Vice President of all the DFA Entities. Formerly,
1972                                                           Research Associate (August 2008-March 2010) and
                                                               Research Assistant (April 2006-August 2008) for
                                                               Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner     Vice President         Since 2001       Vice President of all the DFA Entities.
1970
---------------------------------------------------------------------------------------------------------------------
Karen M. Dolan         Vice President         Since 2014       Vice President of all the DFA Entities. Head of
1979                                                           Marketing for Dimensional Fund Advisors LP
                                                               (since February 2013). Formerly, Senior Manager of
                                                               Research and Marketing for Dimensional Fund
                                                               Advisors LP (June 2012-January 2013); Director of
                                                               Mutual Fund Analysis at Morningstar
                                                               (January 2008-May 2012).
---------------------------------------------------------------------------------------------------------------------
L. Todd Erskine        Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1959                                                           Regional Director (May 2008-January 2015) for
                                                               Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
Richard A. Eustice     Vice President and     Since 1998       Vice President and Assistant Secretary of all the
1965                   Assistant Secretary                     DFA Entities and DFA Australia Limited. Chief
                                                               Operating Officer for Dimensional Fund Advisors
                                                               Pte. Ltd. (since April 2013). Formerly, Chief
                                                               Operating Officer for Dimensional Fund Advisors Ltd.
                                                               (July 2008-March 2013).
---------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker    Vice President         Since 2004       Vice President of all the DFA Entities.
1971
---------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall         Vice President         Since 2008       Vice President of all the DFA Entities. Co-Head of
1974                                                           Portfolio Management (since March 2012) and
                                                               Senior Portfolio Manager (since January 2012) of
                                                               Dimensional Fund Advisors LP. Formerly, Portfolio
                                                               Manager of Dimensional Fund Advisors LP
                                                               (September 2004-January 2012).
---------------------------------------------------------------------------------------------------------------------
Edward A. Foley        Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1976                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (August 2011-January 2014); Senior Vice President
                                                               of First Trust Advisors L.P. (2007-July 2011).
---------------------------------------------------------------------------------------------------------------------
Deborah J.G. Foster    Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1959                                                           Senior Associate (May 2011-January 2015) and
                                                               Marketing Officer (April 2002-April 2011) for
                                                               Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman      Vice President         Since 2009       Vice President of all the DFA Entities.
1970
---------------------------------------------------------------------------------------------------------------------

                                          Term of Office/1/
  Name and Year of                         and Length of
       Birth               Position           Service               Principal Occupation During Past 5 Years
--------------------------------------------------------------------------------------------------------------------
Kimberly A. Ginsburg  Vice President        Since 2015       Vice President of all the DFA Entities. Formerly, Vice
1970                                                         President for Dimensional SmartNest (US) LLC
                                                             (January 2012-November 2014); Senior Vice
                                                             President for Morningstar (July 2004-July 2011).
--------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour      Vice President        Since 2007       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum        Vice President        Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                         Managing Director at BlackRock (2004-January
                                                             2012).
--------------------------------------------------------------------------------------------------------------------
Henry F. Gray         Vice President        Since 2000       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------
John T. Gray          Vice President        Since 2007       Vice President of all the DFA Entities.
1974
--------------------------------------------------------------------------------------------------------------------
Christian Gunther     Vice President        Since 2011       Vice President of all the DFA Entities. Senior Trader
1975                                                         for Dimensional Fund Advisors LP (since 2012).
                                                             Formerly, Senior Trader (2009-2012).
--------------------------------------------------------------------------------------------------------------------
Robert W. Hawkins     Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                         Counsel for Dimensional Fund Advisors LP
                                                             (January 2011-January 2014); Vice President and
                                                             Senior Counsel for State Street Global Advisors
                                                             (November 2008-January 2011).
--------------------------------------------------------------------------------------------------------------------
Joel H. Hefner        Vice President        Since 2007       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------
Kevin B. Hight        Vice President        Since 2005       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------
Gregory K. Hinkle     Vice President and    Since 2015       Vice President and Controller of all the DFA Entities.
1958                  Controller                             Formerly, Vice President of T. Rowe Price Group,
                                                             Inc. and Director of Investment Treasury and
                                                             Treasurer of the T. Rowe Price Funds
                                                             (March 2008-July 2015).
--------------------------------------------------------------------------------------------------------------------
Christine W. Ho       Vice President        Since 2004       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------
Michael C. Horvath    Vice President        Since 2011       Vice President of all the DFA Entities. Formerly,
1960                                                         Managing Director, Co-Head Global Consultant
                                                             Relations at BlackRock (2004-2011).
--------------------------------------------------------------------------------------------------------------------
Mark A. Hunter        Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                         Senior Compliance Officer (November 2010-January
                                                             2015) for Dimensional Fund Advisors LP; Senior
                                                             Compliance Manager for Janus Capital Group, Inc.
                                                             (March 2004-November 2010).
--------------------------------------------------------------------------------------------------------------------
Jeff J. Jeon          Vice President        Since 2004       Vice President of all the DFA Entities and
1973                                                         Dimensional Cayman Commodity Fund I Ltd.
--------------------------------------------------------------------------------------------------------------------
Garret D. Jones       Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                         Manager of Sales and Marketing Systems (January
                                                             2011-January 2014) and Project Manager
                                                             (2007-2010) for Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------
Stephen W. Jones      Vice President        Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                         Facilities Manager for Dimensional Fund Advisors
                                                             LP (October 2008-January 2012).
--------------------------------------------------------------------------------------------------------------------
Scott P. Kaup         Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1975                                                         Senior Manager, Investment Operations (January
                                                             2014-January 2015) and Investment Operations
                                                             Manager (May 2008-January 2014) for Dimensional
                                                             Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------
David M. Kavanaugh    Vice President        Since 2014       Vice President of all the DFA Entities. Head of
1978                                                         Operations for Financial Advisor Services for
                                                             Dimensional Fund Advisors LP (since July 2014).
                                                             Formerly, Counsel of Dimensional Fund Advisors LP
                                                             (August 2011-January 2014); Associate at Andrews
                                                             Kurth LLP (2006-2011).
--------------------------------------------------------------------------------------------------------------------

                                     Term of Office/1/
 Name and Year of                     and Length of
       Birth            Position         Service               Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------
Patrick M. Keating   Vice President    Since 2003       Vice President of DFAIDG, DIG, DFAITC, DEM,
1954                                                    Dimensional Holdings Inc., Dimensional Fund
                                                        Advisors LP. Formerly, Vice President of DFA
                                                        Securities LLC, Dimensional Cayman Commodity
                                                        Fund I Ltd. and Dimensional Advisors Ltd (until
                                                        February 2015); Chief Operating Officer of
                                                        Dimensional Holdings Inc., DFA Securities LLC,
                                                        Dimensional Fund Advisors LP, Dimensional
                                                        Cayman Commodity Fund I Ltd., Dimensional
                                                        Advisors Ltd. and Dimensional Fund Advisors Pte.
                                                        Ltd. (until February 2015); Director, Vice President,
                                                        and Chief Privacy Officer of Dimensional Fund
                                                        Advisors Canada ULC (until February 2015); Director
                                                        of DFA Australia Limited, Dimensional Fund
                                                        Advisors Ltd. and Dimensional Advisors Ltd. (until
                                                        February 2015); Director and Vice President of
                                                        Dimensional Hong Kong Limited and Dimensional
                                                        Fund Advisors Pte. Ltd. (until February 2015); and
                                                        Director, Vice President and Chief Operating Officer
                                                        of Dimensional Japan Ltd. (until May 2015).
---------------------------------------------------------------------------------------------------------------
Andrew K. Keiper     Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1977                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (October 2004-January 2013).
---------------------------------------------------------------------------------------------------------------
Glenn E. Kemp        Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1948                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (April 2006-January 2012).
---------------------------------------------------------------------------------------------------------------
David M. Kershner    Vice President    Since 2010       Vice President of all the DFA Entities. Portfolio
1971                                                    Manager for Dimensional Fund Advisors LP
                                                        (since June 2004).
---------------------------------------------------------------------------------------------------------------
Kimberly L. Kiser    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1972                                                    Creative Director for Dimensional Fund Advisors LP
                                                        (September 2012-January 2014); Vice President and
                                                        Global Creative Director at Morgan Stanley
                                                        (2007-2012); Visiting Assistant Professor, Graduate
                                                        Communications Design at Pratt Institute
                                                        (2004-2012).
---------------------------------------------------------------------------------------------------------------
Timothy R. Kohn      Vice President    Since 2011       Vice President of all the DFA Entities. Head of
1971                                                    Defined Contribution Sales for Dimensional Fund
                                                        Advisors LP (since August 2010).
---------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich   Vice President    Since 2004       Vice President of all the DFA Entities. Senior
1971                                                    Portfolio Manager of Dimensional Fund Advisors LP
                                                        (since January 2012). Formerly, Portfolio Manager
                                                        for Dimensional (April 2001-January 2012).
---------------------------------------------------------------------------------------------------------------
Mark D. Krasniewski  Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1981                                                    Senior Associate, Investment Analytics and Data
                                                        (January 2012-December 2012) and Systems
                                                        Developer (June 2007-December 2011) for
                                                        Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Kahne L. Krause      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1966                                                    Regional Director (May 2010-January 2014) for
                                                        Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Stephen W. Kurad     Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
1968                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (2007-2010).
---------------------------------------------------------------------------------------------------------------
Michael F. Lane      Vice President    Since 2004       Vice President of all the DFA Entities. Formerly,
1967                                                    Chief Executive Officer for Dimensional SmartNest
                                                        (US) LLC (July 2012-November 2014).
---------------------------------------------------------------------------------------------------------------
Francis R. Lao       Vice President    Since 2011       Vice President of all the DFA Entities. Formerly, Vice
1969                                                    President-Global Operations at Janus Capital Group
                                                        (2005-2011).
---------------------------------------------------------------------------------------------------------------

                                          Term of Office/1/
Name and Year of                           and Length of
      Birth              Position             Service              Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------------
David F. LaRusso   Vice President           Since 2013       Vice President of all the DFA Entities. Formerly,
1978                                                         Senior Trader (January 2010-December 2012) and
                                                             Trader (2000-2009) for Dimensional Fund Advisors
                                                             LP.
-------------------------------------------------------------------------------------------------------------------
Juliet H. Lee      Vice President           Since 2005       Vice President of all the DFA Entities.
1971
-------------------------------------------------------------------------------------------------------------------
Marlena I. Lee     Vice President           Since 2011       Vice President of all the DFA Entities. Formerly,
1980                                                         Research Associate for Dimensional Fund Advisors
                                                             LP (July 2008-2010).
-------------------------------------------------------------------------------------------------------------------
Paul A. Lehman     Vice President           Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                         Regional Director (July 2013-January 2015) for
                                                             Dimensional Fund Advisors LP; Chief Investment
                                                             Officer (April 2005-April 2013) for First Citizens
                                                             Bancorporation.
-------------------------------------------------------------------------------------------------------------------
John B. Lessley    Vice President           Since 2013       Vice President of all the DFA Entities. Formerly,
1960                                                         Regional Director for Dimensional Fund Advisors LP
                                                             (January 2008-January 2013).
-------------------------------------------------------------------------------------------------------------------
Joy L. Lopez       Vice President           Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                         Senior Tax Manager (February 2013-January 2015)
                                                             for Dimensional Fund Advisors LP; Vice President
                                                             and Tax Manager, North America (August 2006-April
                                                             2012) for Pacific Investment Management Company.
-------------------------------------------------------------------------------------------------------------------
Apollo D. Lupescu  Vice President           Since 2009       Vice President of all the DFA Entities.
1969
-------------------------------------------------------------------------------------------------------------------
Timothy P. Luyet   Vice President           Since 2015       Vice President of all the DFA Entities. Formerly,
1972                                                         Senior Manager, Marketing Operations (January
                                                             2014-January 2015), Manager, Client Systems
                                                             (October 2011-January 2014) and RFP Manager
                                                             (April 2010-October 2011) for Dimensional Fund
                                                             Advisors LP.
-------------------------------------------------------------------------------------------------------------------
Peter Magnusson    Vice President           Since 2014       Vice President of all the DFA Entities. Formerly,
1969                                                         Regional Director for Dimensional Fund Advisors LP
                                                             (January 2011-January 2014); Vice President at
                                                             Columbia Management (2004-2010).
-------------------------------------------------------------------------------------------------------------------
Kenneth M. Manell  Vice President           Since 2010       Vice President of all the DFA Entities and
1972                                                         Dimensional Cayman Commodity Fund I Ltd.
                                                             Formerly, Counsel for Dimensional Fund Advisors
                                                             LP (September 2006-January 2010).
-------------------------------------------------------------------------------------------------------------------
Aaron M. Marcus    Vice President           Since 2008       Vice President of all DFA Entities and Head of
1970                                                         Global Human Resources for Dimensional Fund
                                                             Advisors LP.
-------------------------------------------------------------------------------------------------------------------
David R. Martin    Vice President, Chief    Since 2007       Vice President, Chief Financial Officer and Treasurer
1956               Financial Officer and                     of all the DFA Entities and Dimensional Cayman
                   Treasurer                                 Commodity Fund I Ltd. Director, Vice President,
                                                             Chief Financial Officer and Treasurer of Dimensional
                                                             Fund Advisors Ltd., DFA Australia Limited,
                                                             Dimensional Advisors Pte. Ltd., Dimensional Hong
                                                             Kong Limited and Dimensional Fund Advisors
                                                             Canada ULC, Director of Dimensional Funds plc and
                                                             Dimensional Funds II plc. Statutory Auditor of
                                                             Dimensional Japan Ltd. Formerly, Chief Financial
                                                             Officer, Treasurer and Vice President of Dimensional
                                                             SmartNest (US) LLC (October 2010-November
                                                             2014).
-------------------------------------------------------------------------------------------------------------------
Duane R. Mattson   Vice President           Since 2015       Vice President of all the DFA Entities. Formerly,
1965                                                         Senior Compliance Officer (May 2012-January 2015)
                                                             for Dimensional Fund Advisors LP; Chief
                                                             Compliance Officer (April 2010-April 2012) for
                                                             Al Frank Asset Management.
-------------------------------------------------------------------------------------------------------------------

                                                Term of Office/1/
 Name and Year of                                 and Length of
       Birth               Position                  Service                 Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------
Bryan R. McClune     Vice President         Since 2014                 Vice President of all the DFA Entities. Formerly,
1975                                                                   Regional Director of Dimensional Fund Advisors LP
                                                                       (January 2009-January 2014).
-----------------------------------------------------------------------------------------------------------------------------
Philip P. McInnis    Vice President         Since 2014                 Vice President of all the DFA Entities. Formerly,
1984                                                                   Regional Director (January 2009-January 2014) and
                                                                       Senior Associate (2011) for Dimensional Fund
                                                                       Advisors LP; Investment Consultant (March 2010-
                                                                       December 2010) and Investment Analyst
                                                                       (December 2007-March 2010) at Towers Watson.
-----------------------------------------------------------------------------------------------------------------------------
Travis A. Meldau     Vice President         Since 2015                 Vice President of all the DFA Entities. Portfolio
1981                                                                   Manager (since September 2011) for Dimensional
                                                                       Fund Advisors LP. Formerly, Portfolio Manager for
                                                                       Wells Capital Management
                                                                       (October 2004-September 2011).
-----------------------------------------------------------------------------------------------------------------------------
Jonathan G. Nelson   Vice President         Since 2013                 Vice President of all the DFA Entities. Formerly,
1971                                                                   Manager, Investment Systems (2011-January 2013)
                                                                       and Project Manager (2007-2010) for Dimensional
                                                                       Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell  Vice President and     Vice President since 1997  Vice President and Secretary of all the DFA Entities.
1964                 Secretary              and Secretary since 2000   Director, Vice President and Secretary of DFA
                                                                       Australia Limited and Dimensional Fund Advisors
                                                                       Ltd. (since February 2002, April 1997, and
                                                                       May 2002, respectively). Vice President and
                                                                       Secretary of Dimensional Fund Advisors Canada
                                                                       ULC (since June 2003), Dimensional Cayman
                                                                       Commodity Fund I Ltd., Dimensional Japan Ltd
                                                                       (since February 2012), Dimensional Advisors Ltd
                                                                       (since March 2012), Dimensional Fund Advisors Pte.
                                                                       Ltd. (since June 2012). Director of Dimensional
                                                                       Funds plc and Dimensional Funds II plc (since 2002
                                                                       and 2006, respectively). Director of Dimensional
                                                                       Japan Ltd., Dimensional Advisors Ltd., Dimensional
                                                                       Fund Advisors Pte. Ltd. and Dimensional Hong Kong
                                                                       Limited (since August 2012 and July 2012).
                                                                       Formerly, Vice President and Secretary of
                                                                       Dimensional SmartNest (US) LLC
                                                                       (October 2010-November 2014).
-----------------------------------------------------------------------------------------------------------------------------
John R. Nicholson    Vice President         Since 2015                 Vice President of all the DFA Entities. Formerly,
1977                                                                   Regional Director (June 2011-January 2015) for
                                                                       Dimensional Fund Advisors LP; Sales Executive for
                                                                       Vanguard (July 2008-May 2011).
-----------------------------------------------------------------------------------------------------------------------------
Pamela B. Noble      Vice President         Since 2011                 Vice President of all the DFA Entities. Formerly,
1964                                                                   Portfolio Manager for Dimensional Fund Advisors LP
                                                                       (2008-2010).
-----------------------------------------------------------------------------------------------------------------------------
Selwyn Notelovitz    Vice President and     Since 2013                 Vice President of all the DFA Entities. Deputy Chief
1961                 Deputy Chief                                      Compliance Officer of Dimensional Fund Advisors
                     Compliance Officer                                LP (since December 2012). Formerly, Chief
                                                                       Compliance Officer of Wellington Management
                                                                       Company, LLP (2004-2011).
-----------------------------------------------------------------------------------------------------------------------------
Carolyn L. O         Vice President         Since 2010                 Vice President of all the DFA Entities and
1974                                                                   Dimensional Cayman Commodity Fund I Ltd. Deputy
                                                                       General Counsel, Funds (since 2011). Formerly,
                                                                       Counsel for Dimensional Fund Advisors LP
                                                                       (2007-2010).
-----------------------------------------------------------------------------------------------------------------------------
Gerard K. O'Reilly   Vice President and Co- Vice President since 2007  Vice President and Co-Chief Investment Officer of all
1976                 Chief Investment       and Co-Chief Investment    the DFA Entities and Dimensional Fund Advisors
                     Officer                Officer since 2014         Canada ULC. Director of Dimensional Funds plc and
                                                                       Dimensional Fund II plc.
-----------------------------------------------------------------------------------------------------------------------------
Daniel C. Ong        Vice President         Since 2009                 Vice President of all the DFA Entities. Portfolio
1973                                                                   Manager for Dimensional Fund Advisors LP
                                                                       (since July 2005).
-----------------------------------------------------------------------------------------------------------------------------

                                    Term of Office/1/
 Name and Year of                    and Length of
      Birth            Position         Service              Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------
Kyle K. Ozaki       Vice President    Since 2010       Vice President of all the DFA Entities. Formerly,
1978                                                   Senior Compliance Officer (January 2008-January
                                                       2010) and Compliance Officer (February 2006-
                                                       December 2007) for Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------
Matthew A. Pawlak   Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1977                                                   Regional Director for Dimensional Fund Advisors LP
                                                       (2012-January 2013); Senior Consultant (June 2011-
                                                       December 2011) and Senior Investment Analyst and
                                                       Consultant (July 2008-June 2011) at Hewitt
                                                       EnnisKnupp.
-------------------------------------------------------------------------------------------------------------
Jeffrey L. Pierce   Vice President    Since 2015       Vice President of all the DFA Entities. Senior
1984                                                   Manager, Advisor Benchmarking (since January
                                                       2015) for Dimensional Fund Advisors LP. Formerly,
                                                       Manager, Advisor Benchmarking (April 2012-
                                                       December 2014) for Dimensional Fund Advisors LP;
                                                       Senior Manager, Research and Consulting
                                                       (October 2010-April 2012) for Crain Communications
                                                       Inc.; Senior Manager, Revenue Planning and
                                                       Strategy (April 2007-October 2010) for T-Mobile.
-------------------------------------------------------------------------------------------------------------
Olivian T. Pitis    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1974                                                   Regional Director (May 2011-January 2015) for
                                                       Dimensional Fund Advisors LP; Investment
                                                       Counselor/Regional Director for Halbert Hargrove
                                                       (2008-May 2011).
-------------------------------------------------------------------------------------------------------------
Brian P. Pitre      Vice President    Since 2015       Vice President of all the DFA Entities. Counsel for
1976                                                   Dimensional Fund Advisors LP (since February
                                                       2015). Formerly, Chief Financial Officer and General
                                                       Counsel for Relentless (March 2014-January 2015);
                                                       Vice President of all the DFA Entities (January 2013-
                                                       March 2014); Counsel for Dimensional Fund
                                                       Advisors LP (January 2009-March 2014).
-------------------------------------------------------------------------------------------------------------
David A. Plecha     Vice President    Since 1993       Vice President of all the DFA Entities, DFA Australia
1961                                                   Limited, Dimensional Fund Advisors Ltd. and
                                                       Dimensional Fund Advisors Canada ULC.
-------------------------------------------------------------------------------------------------------------
Allen Pu            Vice President    Since 2011       Vice President of all the DFA Entities. Senior
1970                                                   Portfolio Manager for Dimensional Fund Advisors LP
                                                       (since January 2015). Formerly, Portfolio Manager
                                                       for Dimensional Fund Advisors LP (2006-January
                                                       2015).
-------------------------------------------------------------------------------------------------------------
David J. Rapozo     Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1967                                                   Regional Director for Dimensional Fund Advisors LP
                                                       (January 2011-January 2014); Vice President at
                                                       BlackRock (2009-2010).
-------------------------------------------------------------------------------------------------------------
Mark A. Regier      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1969                                                   Planning and Analysis Manager for Dimensional
                                                       Fund Advisors LP (July 2007-January 2014).
-------------------------------------------------------------------------------------------------------------
Cory T. Riedberger  Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1979                                                   Regional Director (March 2011-January 2015) for
                                                       Dimensional Fund Advisors LP; Regional Vice
                                                       President (2003-March 2011) for Invesco
                                                       PowerShares.
-------------------------------------------------------------------------------------------------------------
Savina B. Rizova    Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1981                                                   Research Associate (June 2011-January 2012) for
                                                       Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------
Michael F. Rocque   Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1968                                                   Senior Fund Accounting Manager (July 2013-
                                                       January 2015) for Dimensional Fund Advisors LP;
                                                       Senior Financial Consultant and Chief Accounting
                                                       Officer (July 2002-July 2013) for MFS Investment
                                                       Management.
-------------------------------------------------------------------------------------------------------------

                                     Term of Office/1/
 Name and Year of                     and Length of
       Birth            Position         Service               Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------
L. Jacobo Rodriguez  Vice President    Since 2005       Vice President of all the DFA Entities.
1971
---------------------------------------------------------------------------------------------------------------
Austin S. Rosenthal  Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Vice
1978                                                    President for Dimensional SmartNest (US) LLC
                                                        (September 2010-November 2014).
---------------------------------------------------------------------------------------------------------------
Oliver J. Rowe       Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1960                                                    Senior Manager, Human Resources for Dimensional
                                                        Fund Advisors LP (January 2012-January 2014);
                                                        Director of Human Resources at Spansion, Inc.
                                                        (March 2009-December 2011).
---------------------------------------------------------------------------------------------------------------
Joseph S. Ruzicka    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1987                                                    Manager Investment Analytics and Data (January
                                                        2014-January 2015), Senior Associate, Investment
                                                        Analytics and Data (January 2013-January 2014),
                                                        Associate, Investment Analytics and Data (January
                                                        2012-January 2013), and Investment Data Analyst
                                                        (April 2010-January 2012) for Dimensional Fund
                                                        Advisors LP.
---------------------------------------------------------------------------------------------------------------
Julie A. Saft        Vice President    Since 2010       Vice President of all the DFA Entities. Formerly,
1959                                                    Client Systems Manager for Dimensional Fund
                                                        Advisors LP (July 2008-January 2010); Senior
                                                        Manager at Vanguard (November 1997-July 2008).
---------------------------------------------------------------------------------------------------------------
Joel P. Schneider    Vice President    Since 2015       Vice President of all the DFA Entities. Portfolio
1980                                                    Manager (since 2013) for Dimensional Fund
                                                        Advisors LP. Formerly, Investment Associate
                                                        (April 2011-January 2013) for Dimensional Fund
                                                        Advisors LP; Associate Consultant for ZS Associates
                                                        (April 2008-November 2010).
---------------------------------------------------------------------------------------------------------------
Ashish Shrestha      Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1978                                                    Regional Director (September 2009-January 2015)
                                                        and Senior Associate (September 2008-September
                                                        2009) for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Bruce A. Simmons     Vice President    Since 2009       Vice President of all the DFA Entities. Formerly,
1965                                                    Investment Operations Manager for Dimensional
                                                        Fund Advisors LP (May 2007-January 2009).
---------------------------------------------------------------------------------------------------------------
Ted R. Simpson       Vice President    Since 2007       Vice President of all the DFA Entities.
1968
---------------------------------------------------------------------------------------------------------------
Bhanu P. Singh       Vice President    Since 2014       Vice President of all the DFA Entities. Senior
1981                                                    Portfolio Manager for Dimensional Fund Advisors LP
                                                        (since January 2015). Formerly, Portfolio Manager
                                                        (January 2012-January 2015) and Investment
                                                        Associate for Dimensional Fund Advisors LP
                                                        (August 2010-December 2011).
---------------------------------------------------------------------------------------------------------------
Bryce D. Skaff       Vice President    Since 2007       Vice President of all the DFA Entities.
1975
---------------------------------------------------------------------------------------------------------------
Lukas J. Smart       Vice President    Since 2014       Vice President of all the DFA Entities. Portfolio
1977                                                    Manager of Dimensional Fund Advisors LP (since
                                                        January 2010).
---------------------------------------------------------------------------------------------------------------
Andrew D. Smith      Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
1968                                                    Project Manager for Dimensional Fund Advisors LP
                                                        (2007-2010).
---------------------------------------------------------------------------------------------------------------
Grady M. Smith       Vice President    Since 2004       Vice President of all the DFA Entities and
1956                                                    Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------
Lawrence R. Spieth   Vice President    Since 2004       Vice President of all the DFA Entities.
1947
---------------------------------------------------------------------------------------------------------------
Richard H. Tatlow V  Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (April 2010-January 2013).
---------------------------------------------------------------------------------------------------------------

                                      Term of Office/1/
  Name and Year of                     and Length of
       Birth             Position         Service              Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------
Blake T. Tatsuta      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1973                                                     Manager, Investment Analytics and Data
                                                         (2012-January 2013) and Research Assistant
                                                         (2002-2011) for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Erik T. Totten        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1980                                                     Regional Director (2010-January 2013) and Senior
                                                         Associate (2007-2009) for Dimensional Fund
                                                         Advisors LP.
---------------------------------------------------------------------------------------------------------------
John H. Totten        Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1978                                                     Regional Director for Dimensional Fund Advisors LP
                                                         (January 2008-January 2012).
---------------------------------------------------------------------------------------------------------------
Robert C. Trotter     Vice President    Since 2009       Vice President of all the DFA Entities.
1958
---------------------------------------------------------------------------------------------------------------
Dave C. Twardowski    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1982                                                     Research Associate (June 2011-January 2015) for
                                                         Dimensional Fund Advisors LP; Research Assistant
                                                         at Dartmouth College (2009-2011).
---------------------------------------------------------------------------------------------------------------
Karen E. Umland       Vice President    Since 1997       Vice President of all the DFA Entities, DFA Australia
1966                                                     Limited, Dimensional Fund Advisors Ltd., and
                                                         Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------
Benjamin C. Walker    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                     Regional Director for Dimensional Fund Advisors LP
                                                         (September 2008-January 2014).
---------------------------------------------------------------------------------------------------------------
Brian J. Walsh        Vice President    Since 2009       Vice President of all the DFA Entities. Portfolio
1970                                                     Manager for Dimensional Fund Advisors LP
                                                         (since 2004).
---------------------------------------------------------------------------------------------------------------
Jessica Walton        Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1974                                                     Regional Director (January 2012-January 2015) for
                                                         Dimensional Fund Advisors LP; Director of Marketing
                                                         and Investor Relations for Treaty Oak Capital
                                                         Management (July 2011-October 2011); Vice
                                                         President for Rockspring Capital (October 2010-July
                                                         2011); Program Director for RevEurope Payments
                                                         (November 2008-October 2010).
---------------------------------------------------------------------------------------------------------------
Weston J. Wellington  Vice President    Since 1997       Vice President of all the DFA Entities.
1951
---------------------------------------------------------------------------------------------------------------
Ryan J. Wiley         Vice President    Since 2007       Vice President of all the DFA Entities.
1976
---------------------------------------------------------------------------------------------------------------
Stacey E. Winning     Vice President    Since 2015       Vice President of all the DFA Entities. Head of
1981                                                     Global Recruiting and Development (since June
                                                         2014) for Dimensional Fund Advisors LP. Formerly,
                                                         Senior Manager, Recruiting (December 2012-June
                                                         2014) for Dimensional Fund Advisors LP; Co-Head
                                                         of Global Recruiting (May 2009-November 2012) for
                                                         Two Sigma Investments.
---------------------------------------------------------------------------------------------------------------
Paul E. Wise          Vice President    Since 2005       Vice President of all the DFA Entities.
1955
---------------------------------------------------------------------------------------------------------------
Joseph L. Young       Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
1978                                                     Regional Director for Dimensional Fund Advisors LP
                                                         (2005-2010).
---------------------------------------------------------------------------------------------------------------

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (Unaudited)

For shareholders that do not have an October 31, 2015 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2015 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2014 to October 31, 2015, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                                        Qualifying
                                                                                                           For
                                                    Net                                                 Corporate
                                                Investment    Short-Term     Long-Term                  Dividends   Qualifying
                                                  Income     Capital Gain  Capital Gain      Total       Received    Dividend
DFA Investment Dimensions Group Inc.           Distributions Distributions Distributions Distributions Deduction(1) Income(2)
------------------------------------           ------------- ------------- ------------- ------------- ------------ ----------
U.S. Social Core Equity 2 Portfolio...........       45%           1%           53%           100%         100%        100%
U.S. Sustainability Core 1 Portfolio..........       55%          --            45%           100%         100%        100%
International Sustainability Core 1 Portfolio.      100%          --            --            100%         100%        100%
DFA International Value ex Tobacco Portfolio..       75%           3%           22%           100%         100%        100%
International Social Core Equity Portfolio....       87%          --            13%           100%         100%        100%
Emerging Markets Social Core Equity Portfolio.      100%          --            --            100%         100%        100%

                                                                              Qualifying
                                                                                Short-
                                                Foreign   Foreign  Qualifying    Term
                                                  Tax     Source    Interest   Capital
DFA Investment Dimensions Group Inc.           Credit(3) Income(4) Income(5)   Gain(6)
------------------------------------           --------- --------- ---------- ----------
U.S. Social Core Equity 2 Portfolio...........    --         --       100%       100%
U.S. Sustainability Core 1 Portfolio..........    --         --       100%       100%
International Sustainability Core 1 Portfolio.     5%       100%      100%       100%
DFA International Value ex Tobacco Portfolio..     4%       100%      100%       100%
International Social Core Equity Portfolio....     5%       100%      100%       100%
Emerging Markets Social Core Equity Portfolio.     7%       100%      100%       100%

----------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.

(4)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.

(5)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(6)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                                                               DFA103115-014A
 [LOGO]                                                              00157606

[LOGO]

ANNUAL REPORT
year ended: October 31, 2015

DFA Investment Dimensions Group Inc.
Tax-Managed U.S. Marketwide Value Portfolio
Tax-Managed U.S. Equity Portfolio
Tax-Managed U.S. Targeted Value Portfolio
Tax-Managed U.S. Small Cap Portfolio
T.A. U.S. Core Equity 2 Portfolio
Tax-Managed DFA International Value Portfolio
T.A. World ex U.S. Core Equity Portfolio

The DFA Investment Trust Company
Tax-Managed U.S. Marketwide Value Series

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2015

Dear Fellow Shareholder,

Dimensional is built around a set of ideas that are bigger than our firm. Our point of view about market efficiency, our commitment to research, and our focus on implementation form the basis of our approach. We are fortunate to have found clients who are drawn to these ideas and the consistency we have shown to these principles over time.

Combining insights gained from research with effective implementation has been central to Dimensional's approach since our founding and will continue to be our focus.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                                 ANNUAL REPORT

                               Table of Contents

                                                                                 Page
                                                                                 ----
Letter to Shareholders
Definitions of Abbreviations and Footnotes......................................   1
DFA Investment Dimensions Group Inc.
   Performance Charts...........................................................   2
   Management's Discussion and Analysis.........................................   6
   Disclosure of Fund Expenses..................................................  11
   Disclosure of Portfolio Holdings.............................................  13
   Schedule of Investments/Summary Schedules of Portfolio Holdings..............  15
       Tax-Managed U.S. Marketwide Value Portfolio..............................  15
       Tax-Managed U.S. Equity Portfolio........................................  16
       Tax-Managed U.S. Targeted Value Portfolio................................  19
       Tax-Managed U.S. Small Cap Portfolio.....................................  22
       T.A. U.S. Core Equity 2 Portfolio........................................  25
       Tax-Managed DFA International Value Portfolio............................  28
       T.A. World ex U.S. Core Equity Portfolio.................................  32
   Statements of Assets and Liabilities.........................................  38
   Statements of Operations.....................................................  40
   Statements of Changes in Net Assets..........................................  42
   Financial Highlights.........................................................  44
   Notes to Financial Statements................................................  48
   Report of Independent Registered Public Accounting Firm......................  61
   Results of the Shareholder Meeting...........................................  62
The DFA Investment Trust Company - The Tax-Managed U.S. Marketwide Value Series
   Performance Chart............................................................  67
   Management's Discussion and Analysis.........................................  68
   Disclosure of Fund Expenses..................................................  69
   Disclosure of Portfolio Holdings.............................................  70
   Summary Schedule of Portfolio Holdings.......................................  71
   Statement of Assets and Liabilities..........................................  74
   Statement of Operations......................................................  75
   Statements of Changes in Net Assets..........................................  76
   Financial Highlights.........................................................  77
   Notes to Financial Statements................................................  78
   Report of Independent Registered Public Accounting Firm......................  84
   Results of the Shareholder Meeting...........................................  85
Fund Management.................................................................  86
Voting Proxies on Fund Portfolio Securities..................................... 100
Notice to Shareholders.......................................................... 101

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or
        Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
SEC     Securities and Exchange Commission

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO VS.
RUSSELL 3000(R) VALUE INDEX
October 31, 2005-October 31, 2015

                                    [CHART]

             Tax-Managed U.S. Marketwide       Russell 3000/R/
                  Value Portfolio               Value Index
             ---------------------------      ----------------
10/31/05              $10,000                     $10,000
11/30/05               10,402                      10,334
12/31/05               10,446                      10,383
 1/31/06               11,029                      10,826
 2/28/06               10,995                      10,886
 3/31/06               11,258                      11,068
 4/30/06               11,533                      11,326
 5/31/06               11,210                      11,023
 6/30/06               11,282                      11,099
 7/31/06               11,213                      11,330
 8/31/06               11,268                      11,533
 9/30/06               11,485                      11,752
10/31/06               11,928                      12,156
11/30/06               12,218                      12,440
12/31/06               12,454                      12,703
 1/31/07               12,774                      12,868
 2/28/07               12,614                      12,672
 3/31/07               12,754                      12,864
 4/30/07               13,207                      13,308
 5/31/07               13,827                      13,789
 6/30/07               13,532                      13,467
 7/31/07               12,791                      12,799
 8/31/07               12,721                      12,952
 9/30/07               13,042                      13,365
10/31/07               13,049                      13,378
11/30/07               12,284                      12,697
12/31/07               12,229                      12,575
 1/31/08               11,742                      12,070
 2/29/08               11,313                      11,567
 3/31/08               11,112                      11,500
 4/30/08               11,737                      12,045
 5/31/08               11,995                      12,059
 6/30/08               10,671                      10,905
 7/31/08               10,584                      10,912
 8/31/08               10,800                      11,124
 9/30/08                9,883                      10,332
10/31/08                7,673                       8,519
11/30/08                6,913                       7,878
12/31/08                7,144                       8,016
 1/31/09                6,212                       7,076
 2/28/09                5,376                       6,128
 3/31/09                5,941                       6,654
 4/30/09                6,966                       7,394
 5/31/09                7,489                       7,827
 6/30/09                7,391                       7,772
 7/31/09                8,140                       8,428
 8/31/09                8,681                       8,866
 9/30/09                9,074                       9,216
10/31/09                8,636                       8,908
11/30/09                9,037                       9,393
12/31/09                9,363                       9,601
 1/31/10                9,102                       9,330
 2/28/10                9,520                       9,635
 3/31/10               10,270                      10,277
 4/30/10               10,667                      10,581
 5/31/10                9,754                       9,709
 6/30/10                9,007                       9,137
 7/31/10                9,728                       9,758
 8/31/10                9,090                       9,316
 9/30/10                9,993                      10,060
10/31/10               10,377                      10,369
11/30/10               10,399                      10,339
12/31/10               11,383                      11,158
 1/31/11               11,663                      11,391
 2/28/11               12,322                      11,824
 3/31/11               12,398                      11,880
 4/30/11               12,687                      12,186
 5/31/11               12,489                      12,050
 6/30/11               12,270                      11,799
 7/31/11               11,745                      11,408
 8/31/11               10,764                      10,671
 9/30/11                9,670                       9,836
10/31/11               11,015                      10,985
11/30/11               10,931                      10,931
12/31/11               11,034                      11,147
 1/31/12               11,610                      11,594
 2/29/12               12,226                      12,033
 3/31/12               12,482                      12,391
 4/30/12               12,251                      12,260
 5/31/12               11,388                      11,539
 6/30/12               11,986                      12,110
 7/31/12               12,086                      12,217
 8/31/12               12,543                      12,490
 9/30/12               12,996                      12,891
10/31/12               13,035                      12,820
11/30/12               13,112                      12,818
12/31/12               13,487                      13,103
 1/31/13               14,380                      13,949
 2/28/13               14,600                      14,147
 3/31/13               15,325                      14,709
 4/30/13               15,427                      14,913
 5/31/13               15,930                      15,301
 6/30/13               15,832                      15,171
 7/31/13               16,794                      16,003
 8/31/13               16,297                      15,388
 9/30/13               16,890                      15,813
10/31/13               17,690                      16,491
11/30/13               18,418                      16,966
12/31/13               18,923                      17,386
 1/31/14               18,175                      16,764
 2/28/14               18,843                      17,493
 3/31/14               19,114                      17,894
 4/30/14               19,162                      18,014
 5/31/14               19,608                      18,266
 6/30/14               20,114                      18,769
 7/31/14               19,794                      18,383
 8/31/14               20,522                      19,068
 9/30/14               19,994                      18,605
10/31/14               20,339                      19,090
11/30/14               20,604                      19,443
12/31/14               20,801                      19,594
 1/31/15               19,760                      18,808
 2/28/15               21,188                      19,715
 3/31/15               20,981                      19,493
 4/30/15               21,192                      19,628
 5/31/15               21,516                      19,858
 6/30/15               21,292                      19,494
 7/31/15               21,349                      19,528         Past performance is not predictive of
 8/31/15               20,000                      18,381         future performance.
 9/30/15               19,369                      17,820         The returns shown do not reflect the
10/31/15               20,895                      19,136         deduction of taxes that a shareholder
                                                                  would pay on fund distributions or the
         Average Annual      One       Five        Ten            redemption of fund shares.
         Total Return        Year      Years      Years           Russell data copyright (C) Russell
         ---------------------------------------------------      Investment Group 1995-2015, all rights
                             2.73%     15.03%     7.65%           reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-MANAGED U.S. EQUITY PORTFOLIO VS.
RUSSELL 3000(R) INDEX
October 31, 2005-October 31, 2015

                                    [CHART]

                 Tax-Managed U.S. Equity         Russell 3000/R/
                        Portfolio                    Index
              ---------------------------      ----------------
10/31/05                $10,000                     $10,000
11/30/05                 10,392                      10,389
12/31/05                 10,388                      10,398
 1/31/06                 10,711                      10,746
 2/28/06                 10,734                      10,765
 3/31/06                 10,906                      10,951
 4/30/06                 11,025                      11,070
 5/31/06                 10,669                      10,715
 6/30/06                 10,669                      10,734
 7/31/06                 10,653                      10,724
 8/31/06                 10,899                      10,987
 9/30/06                 11,146                      11,233
10/31/06                 11,503                      11,637
11/30/06                 11,726                      11,890
12/31/06                 11,882                      12,032
 1/31/07                 12,090                      12,261
 2/28/07                 11,898                      12,060
 3/31/07                 12,036                      12,186
 4/30/07                 12,517                      12,673
 5/31/07                 12,974                      13,134
 6/30/07                 12,759                      12,888
 7/31/07                 12,325                      12,449
 8/31/07                 12,494                      12,628
 9/30/07                 12,937                      13,088
10/31/07                 13,155                      13,328
11/30/07                 12,573                      12,728
12/31/07                 12,506                      12,651
 1/31/08                 11,751                      11,884
 2/29/08                 11,410                      11,515
 3/31/08                 11,349                      11,447
 4/30/08                 11,911                      12,019
 5/31/08                 12,156                      12,266
 6/30/08                 11,196                      11,253
 7/31/08                 11,130                      11,164
 8/31/08                 11,302                      11,337
 9/30/08                 10,271                      10,271
10/31/08                  8,513                       8,449
11/30/08                  7,921                       7,782
12/31/08                  8,063                       7,931
 1/31/09                  7,390                       7,266
 2/28/09                  6,643                       6,505
 3/31/09                  7,188                       7,074
 4/30/09                  7,781                       7,819
 5/31/09                  8,157                       8,236
 6/30/09                  8,199                       8,264
 7/31/09                  8,812                       8,907
 8/31/09                  9,072                       9,226
 9/30/09                  9,438                       9,612
10/31/09                  9,219                       9,365
11/30/09                  9,733                       9,897
12/31/09                 10,010                      10,179
 1/31/10                  9,646                       9,812
 2/28/10                  9,968                      10,145
 3/31/10                 10,590                      10,784
 4/30/10                 10,802                      11,017
 5/31/10                  9,953                      10,147
 6/30/10                  9,388                       9,563
 7/31/10                 10,045                      10,227
 8/31/10                  9,559                       9,746
 9/30/10                 10,468                      10,666
10/31/10                 10,888                      11,083
11/30/10                 10,957                      11,147
12/31/10                 11,692                      11,902
 1/31/11                 11,942                      12,162
 2/28/11                 12,373                      12,605
 3/31/11                 12,429                      12,662
 4/30/11                 12,801                      13,039
 5/31/11                 12,645                      12,890
 6/30/11                 12,435                      12,659
 7/31/11                 12,149                      12,369
 8/31/11                 11,420                      11,627
 9/30/11                 10,573                      10,724
10/31/11                 11,750                      11,959
11/30/11                 11,741                      11,926
12/31/11                 11,830                      12,024
 1/31/12                 12,400                      12,631
 2/29/12                 12,944                      13,166
 3/31/12                 13,330                      13,572
 4/30/12                 13,234                      13,483
 5/31/12                 12,406                      12,649
 6/30/12                 12,881                      13,145
 7/31/12                 13,023                      13,275
 8/31/12                 13,350                      13,606
 9/30/12                 13,710                      13,963
10/31/12                 13,462                      13,723
11/30/12                 13,568                      13,829
12/31/12                 13,721                      13,998
 1/31/13                 14,473                      14,766
 2/28/13                 14,661                      14,962
 3/31/13                 15,235                      15,548
 4/30/13                 15,469                      15,803
 5/31/13                 15,882                      16,176
 6/30/13                 15,687                      15,966
 7/31/13                 16,553                      16,841
 8/31/13                 16,084                      16,371
 9/30/13                 16,670                      16,979
10/31/13                 17,385                      17,701
11/30/13                 17,938                      18,214
12/31/13                 18,409                      18,695
 1/31/14                 17,781                      18,104
 2/28/14                 18,609                      18,963
 3/31/14                 18,727                      19,064
 4/30/14                 18,736                      19,087
 5/31/14                 19,147                      19,503
 6/30/14                 19,617                      19,993
 7/31/14                 19,232                      19,598
 8/31/14                 20,029                      20,420
 9/30/14                 19,651                      19,995
10/31/14                 20,148                      20,545
11/30/14                 20,636                      21,043
12/31/14                 20,617                      21,043
 1/31/15                 19,978                      20,457
 2/28/15                 21,200                      21,641
 3/31/15                 20,945                      21,421
 4/30/15                 21,094                      21,518
 5/31/15                 21,391                      21,816
 6/30/15                 21,037                      21,451
 7/31/15                 21,373                      21,810
 8/31/15                 20,086                      20,493
 9/30/15                 19,493                      19,896         Past performance is not predictive of
10/31/15                 21,049                      21,467         future performance.
                                                                    The returns shown do not reflect the
                                                                    deduction of taxes that a shareholder
                                                                    would pay on fund distributions or the
         Average Annual       One        Five        Ten            redemption of fund shares.
         Total Return         Year       Years      Years           Russell data copyright (C) Russell
         -----------------------------------------------------      Investment Group 1995-2015, all rights
                              4.47%      14.09%     7.73%           reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO VS.
RUSSELL 2000(R) VALUE INDEX
October 31, 2005-October 31, 2015


                                    [CHART]

             Tax-Managed U.S. Targeted          Russell 2000/R/
                  Value Portfolio                 Value Index
             ---------------------------        -----------------
 10/31/05             $10,000                       $10,000
 11/30/05              10,458                        10,406
 12/31/05              10,478                        10,326
  1/31/06              11,385                        11,180
  2/28/06              11,309                        11,179
  3/31/06              11,923                        11,720
  4/30/06              12,057                        11,752
  5/31/06              11,507                        11,265
  6/30/06              11,511                        11,403
  7/31/06              11,085                        11,245
  8/31/06              11,300                        11,581
  9/30/06              11,414                        11,694
 10/31/06              11,999                        12,290
 11/30/06              12,309                        12,640
 12/31/06              12,453                        12,750
  1/31/07              12,710                        12,941
  2/28/07              12,646                        12,782
  3/31/07              12,799                        12,937
  4/30/07              13,047                        13,071
  5/31/07              13,547                        13,550
  6/30/07              13,342                        13,234
  7/31/07              12,370                        12,108
  8/31/07              12,355                        12,350
  9/30/07              12,360                        12,406
 10/31/07              12,469                        12,541
 11/30/07              11,498                        11,602
 12/31/07              11,389                        11,504
  1/31/08              10,846                        11,032
  2/29/08              10,553                        10,593
  3/31/08              10,649                        10,753
  4/30/08              10,969                        11,093
  5/31/08              11,422                        11,472
  6/30/08              10,346                        10,372
  7/31/08              10,415                        10,903
  8/31/08              10,773                        11,421
  9/30/08               9,853                        10,886
 10/31/08               7,721                         8,711
 11/30/08               6,719                         7,702
 12/31/08               7,088                         8,176
  1/31/09               6,126                         7,008
  2/28/09               5,277                         6,035
  3/31/09               5,757                         6,571
  4/30/09               6,835                         7,613
  5/31/09               7,112                         7,778
  6/30/09               7,081                         7,753
  7/31/09               7,912                         8,650
  8/31/09               8,292                         9,059
  9/30/09               8,731                         9,514
 10/31/09               8,138                         8,882
 11/30/09               8,410                         9,165
 12/31/09               9,048                         9,859
  1/31/10               8,824                         9,570
  2/28/10               9,332                        10,013
  3/31/10              10,088                        10,846
  4/30/10              10,836                        11,605
  5/31/10               9,913                        10,625
  6/30/10               9,016                         9,697
  7/31/10               9,721                        10,389
  8/31/10               8,956                         9,608
  9/30/10              10,013                        10,640
 10/31/10              10,451                        11,052
 11/30/10              10,857                        11,333
 12/31/10              11,801                        12,274
  1/31/11              11,851                        12,281
  2/28/11              12,521                        12,905
  3/31/11              12,752                        13,084
  4/30/11              12,977                        13,297
  5/31/11              12,669                        13,058
  6/30/11              12,418                        12,737
  7/31/11              12,027                        12,316
  8/31/11              10,817                        11,228
  9/30/11               9,530                        10,002
 10/31/11              11,035                        11,443
 11/30/11              11,013                        11,421
 12/31/11              11,120                        11,599
  1/31/12              11,834                        12,370
  2/29/12              12,277                        12,554
  3/31/12              12,528                        12,944
  4/30/12              12,323                        12,756
  5/31/12              11,421                        11,977
  6/30/12              11,872                        12,554
  7/31/12              11,828                        12,426
  8/31/12              12,361                        12,809
  9/30/12              12,761                        13,266
 10/31/12              12,733                        13,099
 11/30/12              12,978                        13,139
 12/31/12              13,444                        13,693
  1/31/13              14,357                        14,509
  2/28/13              14,615                        14,675
  3/31/13              15,321                        15,286
  4/30/13              15,201                        15,271
  5/31/13              15,936                        15,727
  6/30/13              15,824                        15,663
  7/31/13              16,946                        16,670
  8/31/13              16,319                        15,933
  9/30/13              17,234                        16,853
 10/31/13              17,903                        17,400
 11/30/13              18,802                        18,079
 12/31/13              19,340                        18,420
  1/31/14              18,396                        17,708
  2/28/14              19,310                        18,518
  3/31/14              19,573                        18,747
  4/30/14              19,223                        18,265
  5/31/14              19,490                        18,381
  6/30/14              20,287                        19,194
  7/31/14              19,292                        18,033
  8/31/14              20,305                        18,817
  9/30/14              19,144                        17,548
 10/31/14              19,889                        18,774
 11/30/14              19,865                        18,686
 12/31/14              20,153                        19,197
  1/31/15              19,289                        18,398
  2/28/15              20,651                        19,252
  3/31/15              21,022                        19,577
  4/30/15              20,723                        19,159
  5/31/15              21,072                        19,318
  6/30/15              21,096                        19,343
  7/31/15              20,809                        18,809
  8/31/15              19,929                        17,886
  9/30/15              19,168                        17,267          Past performance is not predictive of
 10/31/15              20,265                        18,233          future performance.
                                                                     The returns shown do not reflect the
                                                                     deduction of taxes that a shareholder
                                                                     would pay on fund distributions or the
         Average Annual       One        Five         Ten            redemption of fund shares.
         Total Return         Year       Years       Years           Russell data copyright (C) Russell
         ------------------------------------------------------      Investment Group 1995-2015, all rights
                              1.89%      14.16%      7.32%           reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-MANAGED U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
October 31, 2005-October 31, 2015

                                     [CHART]

                  Tax-Managed U.S. Small         Russell 2000/R/
                     Cap Portfolio                   Index
               ---------------------------      ----------------
10/31/05                $10,000                     $10,000
11/30/05                 10,479                      10,485
12/31/05                 10,485                      10,438
 1/31/06                 11,427                      11,373
 2/28/06                 11,363                      11,342
 3/31/06                 11,886                      11,892
 4/30/06                 11,946                      11,891
 5/31/06                 11,269                      11,223
 6/30/06                 11,220                      11,295
 7/31/06                 10,771                      10,927
 8/31/06                 11,014                      11,251
 9/30/06                 11,090                      11,345
10/31/06                 11,690                      11,998
11/30/06                 12,038                      12,313
12/31/06                 12,109                      12,355
 1/31/07                 12,329                      12,561
 2/28/07                 12,302                      12,462
 3/31/07                 12,470                      12,595
 4/30/07                 12,755                      12,821
 5/31/07                 13,288                      13,346
 6/30/07                 13,151                      13,151
 7/31/07                 12,365                      12,252
 8/31/07                 12,452                      12,529
 9/30/07                 12,658                      12,744
10/31/07                 12,930                      13,110
11/30/07                 11,925                      12,169
12/31/07                 11,912                      12,161
 1/31/08                 11,043                      11,332
 2/29/08                 10,755                      10,912
 3/31/08                 10,756                      10,958
 4/30/08                 11,095                      11,416
 5/31/08                 11,606                      11,941
 6/30/08                 10,690                      11,021
 7/31/08                 10,954                      11,429
 8/31/08                 11,223                      11,842
 9/30/08                 10,190                      10,899
10/31/08                  8,046                       8,632
11/30/08                  7,029                       7,611
12/31/08                  7,334                       8,052
 1/31/09                  6,473                       7,157
 2/28/09                  5,680                       6,287
 3/31/09                  6,231                       6,848
 4/30/09                  7,252                       7,907
 5/31/09                  7,473                       8,145
 6/30/09                  7,656                       8,265
 7/31/09                  8,381                       9,061
 8/31/09                  8,535                       9,321
 9/30/09                  8,994                       9,858
10/31/09                  8,366                       9,189
11/30/09                  8,561                       9,477
12/31/09                  9,260                      10,240
 1/31/10                  8,955                       9,863
 2/28/10                  9,353                      10,308
 3/31/10                 10,101                      11,146
 4/30/10                 10,762                      11,777
 5/31/10                  9,926                      10,884
 6/30/10                  9,163                      10,040
 7/31/10                  9,814                      10,730
 8/31/10                  9,039                       9,936
 9/30/10                 10,162                      11,174
10/31/10                 10,592                      11,631
11/30/10                 11,047                      12,035
12/31/10                 11,908                      12,990
 1/31/11                 11,897                      12,957
 2/28/11                 12,577                      13,667
 3/31/11                 12,968                      14,021
 4/30/11                 13,238                      14,392
 5/31/11                 12,963                      14,122
 6/30/11                 12,754                      13,796
 7/31/11                 12,354                      13,298
 8/31/11                 11,226                      12,141
 9/30/11                  9,977                      10,780
10/31/11                 11,492                      12,411
11/30/11                 11,451                      12,366
12/31/11                 11,546                      12,448
 1/31/12                 12,325                      13,327
 2/29/12                 12,629                      13,646
 3/31/12                 12,989                      13,996
 4/30/12                 12,812                      13,780
 5/31/12                 11,985                      12,868
 6/30/12                 12,509                      13,510
 7/31/12                 12,420                      13,323
 8/31/12                 12,845                      13,767
 9/30/12                 13,289                      14,219
10/31/12                 13,095                      13,911
11/30/12                 13,237                      13,985
12/31/12                 13,687                      14,483
 1/31/13                 14,516                      15,389
 2/28/13                 14,691                      15,559
 3/31/13                 15,376                      16,278
 4/30/13                 15,254                      16,218
 5/31/13                 16,024                      16,866
 6/30/13                 16,030                      16,780
 7/31/13                 17,226                      17,954
 8/31/13                 16,679                      17,384
 9/30/13                 17,737                      18,493
10/31/13                 18,274                      18,958
11/30/13                 19,223                      19,718
12/31/13                 19,624                      20,106
 1/31/14                 18,780                      19,549
 2/28/14                 19,608                      20,470
 3/31/14                 19,742                      20,331
 4/30/14                 19,122                      19,542
 5/31/14                 19,218                      19,699
 6/30/14                 20,039                      20,747
 7/31/14                 18,856                      19,491
 8/31/14                 19,766                      20,457
 9/30/14                 18,711                      19,220
10/31/14                 19,843                      20,487
11/30/14                 19,865                      20,505
12/31/14                 20,386                      21,090
 1/31/15                 19,513                      20,411
 2/28/15                 20,770                      21,623
 3/31/15                 21,160                      22,000
 4/30/15                 20,693                      21,439
 5/31/15                 21,039                      21,928
 6/30/15                 21,261                      22,092
 7/31/15                 20,925                      21,836
 8/31/15                 19,906                      20,463
 9/30/15                 19,169                      19,459         Past performance is not predictive of
10/31/15                 20,301                      20,556         future performance.
                                                                    The returns shown do not reflect the
                                                                    deduction of taxes that a shareholder
                                                                    would pay on fund distributions or the
         Average Annual       One        Five        Ten            redemption of fund shares.
         Total Return         Year       Years      Years           Russell data copyright (C) Russell
         -----------------------------------------------------      Investment Group 1995-2015, all rights
                              2.31%      13.90%     7.34%           reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
T.A. U.S. CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
October 4, 2007-October 31, 2015

                                   [CHART]

               T.A. U.S. Core Equity          Russell 3000/R/
                    2 Portfolio                   Index
             -------------------------       -----------------
 10/04/07            $10,000                      $10,000
 10/31/07              9,950                       10,057
 11/30/07              9,400                        9,604
 12/31/07              9,305                        9,546
  1/31/08              8,874                        8,968
  2/29/08              8,613                        8,689
  3/31/08              8,525                        8,637
  4/30/08              8,937                        9,069
  5/31/08              9,189                        9,255
  6/30/08              8,339                        8,491
  7/31/08              8,420                        8,424
  8/31/08              8,642                        8,555
  9/30/08              7,905                        7,750
 10/31/08              6,377                        6,376
 11/30/08              5,810                        5,872
 12/31/08              5,991                        5,985
  1/31/09              5,370                        5,482
  2/28/09              4,748                        4,908
  3/31/09              5,221                        5,338
  4/30/09              5,927                        5,900
  5/31/09              6,183                        6,215
  6/30/09              6,188                        6,236
  7/31/09              6,743                        6,721
  8/31/09              7,021                        6,961
  9/30/09              7,363                        7,253
 10/31/09              7,043                        7,066
 11/30/09              7,363                        7,468
 12/31/09              7,710                        7,681
  1/31/10              7,461                        7,404
  2/28/10              7,772                        7,655
  3/31/10              8,327                        8,137
  4/30/10              8,638                        8,313
  5/31/10              7,942                        7,656
  6/30/10              7,384                        7,216
  7/31/10              7,936                        7,717
  8/31/10              7,457                        7,354
  9/30/10              8,243                        8,048
 10/31/10              8,557                        8,363
 11/30/10              8,703                        8,411
 12/31/10              9,380                        8,981
  1/31/11              9,570                        9,177
  2/28/11             10,001                        9,511
  3/31/11             10,123                        9,554
  4/30/11             10,365                        9,839
  5/31/11             10,197                        9,726
  6/30/11              9,996                        9,552
  7/31/11              9,658                        9,333
  8/31/11              8,929                        8,773
  9/30/11              8,082                        8,092
 10/31/11              9,154                        9,024
 11/30/11              9,122                        8,999
 12/31/11              9,197                        9,073
  1/31/12              9,698                        9,531
  2/29/12             10,125                        9,934
  3/31/12             10,367                       10,241
  4/30/12             10,261                       10,174
  5/31/12              9,555                        9,545
  6/30/12              9,933                        9,919
  7/31/12              9,976                       10,017
  8/31/12             10,298                       10,267
  9/30/12             10,607                       10,536
 10/31/12             10,510                       10,355
 11/30/12             10,618                       10,435
 12/31/12             10,846                       10,563
  1/31/13             11,542                       11,142
  2/28/13             11,673                       11,290
  3/31/13             12,166                       11,732
  4/30/13             12,264                       11,924
  5/31/13             12,711                       12,206
  6/30/13             12,596                       12,047
  7/31/13             13,351                       12,708
  8/31/13             12,935                       12,353
  9/30/13             13,490                       12,812
 10/31/13             14,039                       13,356
 11/30/13             14,512                       13,744
 12/31/13             14,919                       14,107
  1/31/14             14,373                       13,661
  2/28/14             15,052                       14,309
  3/31/14             15,214                       14,385
  4/30/14             15,136                       14,402
  5/31/14             15,415                       14,717
  6/30/14             15,896                       15,086
  7/31/14             15,448                       14,788
  8/31/14             16,098                       15,409
  9/30/14             15,583                       15,087
 10/31/14             15,988                       15,503
 11/30/14             16,269                       15,878
 12/31/14             16,345                       15,878
  1/31/15             15,749                       15,436
  2/28/15             16,769                       16,330
  3/31/15             16,705                       16,164
  4/30/15             16,740                       16,237
  5/31/15             16,958                       16,462
  6/30/15             16,745                       16,186
  7/31/15             16,745                       16,457         Past performance is not predictive of
  8/31/15             15,799                       15,463         future performance.
  9/30/15             15,252                       15,013         The returns shown do not reflect the
 10/31/15             16,330                       16,199         deduction of taxes that a shareholder
                                                                  would pay on fund distributions or the
        Average Annual      One       Five        Since           redemption of fund shares.
        Total Return        Year      Years     Inception         Russell data copyright (C) Russell
        -----------------------------------------------------     Investment Group 1995-2015, all rights
                            2.14%     13.80%      6.26%           reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                          [CHART]

            Tax-Managed DFA International         MSCI World ex USA
                  Value Portfolio                Index (net dividends)
            -----------------------------        ---------------------
10/31/05             $10,000                          $10,000
11/30/05              10,164                           10,265
12/31/05              10,683                           10,741
 1/31/06              11,419                           11,420
 2/28/06              11,533                           11,382
 3/31/06              11,975                           11,743
 4/30/06              12,590                           12,304
 5/31/06              12,075                           11,837
 6/30/06              11,973                           11,822
 7/31/06              12,164                           11,932
 8/31/06              12,565                           12,271
 9/30/06              12,712                           12,262
10/31/06              13,275                           12,746
11/30/06              13,722                           13,126
12/31/06              14,250                           13,502
 1/31/07              14,525                           13,584
 2/28/07              14,503                           13,693
 3/31/07              14,987                           14,044
 4/30/07              15,723                           14,683
 5/31/07              16,250                           15,009
 6/30/07              16,119                           15,024
 7/31/07              15,687                           14,816
 8/31/07              15,504                           14,602
 9/30/07              16,331                           15,432
10/31/07              17,126                           16,102
11/30/07              16,125                           15,473
12/31/07              15,789                           15,182
 1/31/08              14,472                           13,813
 2/29/08              14,262                           14,063
 3/31/08              14,466                           13,863
 4/30/08              15,096                           14,633
 5/31/08              15,104                           14,855
 6/30/08              13,640                           13,700
 7/31/08              13,285                           13,212
 8/31/08              12,722                           12,702
 9/30/08              11,354                           10,868
10/31/08               8,775                            8,607
11/30/08               8,201                            8,140
12/31/08               8,781                            8,569
 1/31/09               7,610                            7,770
 2/28/09               6,649                            6,983
 3/31/09               7,311                            7,443
 4/30/09               8,628                            8,403
 5/31/09               9,912                            9,466
 6/30/09               9,779                            9,368
 7/31/09              10,918                           10,248
 8/31/09              11,510                           10,739
 9/30/09              12,071                           11,182
10/31/09              11,607                           11,002
11/30/09              11,951                           11,275
12/31/09              12,100                           11,454
 1/31/10              11,382                           10,917
 2/28/10              11,417                           10,906
 3/31/10              12,280                           11,608
 4/30/10              12,072                           11,435
 5/31/10              10,661                           10,173
 6/30/10              10,480                           10,026
 7/31/10              11,728                           10,953
 8/31/10              11,166                           10,626
 9/30/10              12,357                           11,645
10/31/10              12,807                           12,060
11/30/10              12,199                           11,549
12/31/10              13,335                           12,479
 1/31/11              13,902                           12,748
 2/28/11              14,362                           13,220
 3/31/11              13,982                           12,956
 4/30/11              14,710                           13,661
 5/31/11              14,151                           13,256
 6/30/11              13,917                           13,067
 7/31/11              13,475                           12,852
 8/31/11              12,048                           11,765
 9/30/11              10,743                           10,584
10/31/11              11,806                           11,613
11/30/11              11,433                           11,076
12/31/11              11,106                           10,956
 1/31/12              11,849                           11,547
 2/29/12              12,500                           12,182
 3/31/12              12,394                           12,092
 4/30/12              11,935                           11,887
 5/31/12              10,446                           10,531
 6/30/12              11,189                           11,221
 7/31/12              11,133                           11,361
 8/31/12              11,591                           11,685
 9/30/12              11,993                           12,040
10/31/12              12,134                           12,125
11/30/12              12,312                           12,380
12/31/12              12,922                           12,754
 1/31/13              13,556                           13,381
 2/28/13              13,130                           13,248
 3/31/13              13,152                           13,353
 4/30/13              13,787                           13,961
 5/31/13              13,598                           13,648
 6/30/13              13,111                           13,137
 7/31/13              13,987                           13,836
 8/31/13              13,891                           13,658
 9/30/13              14,954                           14,623
10/31/13              15,457                           15,113
11/30/13              15,515                           15,206
12/31/13              15,848                           15,435
 1/31/14              15,266                           14,812
 2/28/14              16,120                           15,620
 3/31/14              16,010                           15,550
 4/30/14              16,247                           15,796
 5/31/14              16,425                           16,040
 6/30/14              16,629                           16,268
 7/31/14              16,248                           15,978
 8/31/14              16,238                           15,991
 9/30/14              15,509                           15,334
10/31/14              15,258                           15,090
11/30/14              15,248                           15,276
12/31/14              14,654                           14,768
 1/31/15              14,553                           14,715
 2/28/15              15,595                           15,595
 3/31/15              15,255                           15,334
 4/30/15              16,076                           15,998
 5/31/15              16,076                           15,859
 6/30/15              15,619                           15,408
 7/31/15              15,465                           15,652
 8/31/15              14,321                           14,512
 9/30/15              13,318                           13,780
10/31/15              14,353                           14,816               Past performance is not predictive of
                                                                            future performance.
                                                                            The returns shown do not reflect the
                                                                            deduction of taxes that a shareholder
          Average Annual         One         Five         Ten               would pay on fund distributions or the
          Total Return           Year        Years       Years              redemption of fund shares.
          -----------------------------------------------------------       MSCI data copyright MSCI 2015, all
                                -5.93%       2.31%       3.68%              rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
March 6, 2008-October 31, 2015

                                    [CHART]

              T.A. World Ex U.S. Core       MSCI ALL Country World ex
                  Equity Portfolio          USA Index (net dividends)
            ---------------------------     -------------------------
 3/06/08            $10,000                        $10,000
 3/31/08             10,160                          9,940
 4/30/08             10,630                         10,541
 5/31/08             10,750                         10,708
 6/30/08              9,681                          9,828
 7/31/08              9,357                          9,474
 8/31/08              8,942                          9,031
 9/30/08              7,757                          7,674
10/31/08              5,929                          5,985
11/30/08              5,584                          5,638
12/31/08              6,015                          5,960
 1/31/09              5,382                          5,433
 2/28/09              4,841                          4,926
 3/31/09              5,344                          5,321
 4/30/09              6,193                          6,046
 5/31/09              7,186                          6,865
 6/30/09              7,119                          6,789
 7/31/09              7,884                          7,453
 8/31/09              8,205                          7,729
 9/30/09              8,681                          8,126
10/31/09              8,442                          8,025
11/30/09              8,743                          8,255
12/31/09              8,924                          8,430
 1/31/10              8,486                          8,018
 2/28/10              8,528                          8,018
 3/31/10              9,183                          8,563
 4/30/10              9,152                          8,488
 5/31/10              8,129                          7,595
 6/30/10              8,051                          7,497
 7/31/10              8,874                          8,174
 8/31/10              8,579                          7,950
 9/30/10              9,531                          8,741
10/31/10              9,859                          9,038
11/30/10              9,488                          8,689
12/31/10             10,314                          9,370
 1/31/11             10,431                          9,462
 2/28/11             10,644                          9,711
 3/31/11             10,649                          9,689
 4/30/11             11,182                         10,162
 5/31/11             10,851                          9,869
 6/30/11             10,663                          9,726
 7/31/11             10,490                          9,593
 8/31/11              9,530                          8,771
 9/30/11              8,278                          7,795
10/31/11              9,115                          8,617
11/30/11              8,799                          8,177
12/31/11              8,560                          8,086
 1/31/12              9,294                          8,634
 2/29/12              9,809                          9,119
 3/31/12              9,721                          8,994
 4/30/12              9,502                          8,852
 5/31/12              8,405                          7,847
 6/30/12              8,878                          8,309
 7/31/12              8,867                          8,427
 8/31/12              9,123                          8,603
 9/30/12              9,494                          8,925
10/31/12              9,561                          8,959
11/30/12              9,729                          9,130
12/31/12             10,221                          9,446
 1/31/13             10,581                          9,830
 2/28/13             10,480                          9,726
 3/31/13             10,548                          9,746
 4/30/13             10,886                         10,104
 5/31/13             10,638                          9,870
 6/30/13             10,191                          9,442
 7/31/13             10,704                          9,856
 8/31/13             10,556                          9,720
 9/30/13             11,347                         10,395
10/31/13             11,749                         10,777
11/30/13             11,760                         10,795
12/31/13             11,919                         10,890
 1/31/14             11,433                         10,396
 2/28/14             12,058                         10,918
 3/31/14             12,110                         10,946
 4/30/14             12,238                         11,090
 5/31/14             12,412                         11,306
 6/30/14             12,634                         11,496
 7/31/14             12,399                         11,382
 8/31/14             12,517                         11,445
 9/30/14             11,837                         10,891
10/31/14             11,719                         10,783
11/30/14             11,684                         10,861
12/31/14             11,327                         10,469
 1/31/15             11,315                         10,454
 2/28/15             11,944                         11,013
 3/31/15             11,742                         10,835
 4/30/15             12,431                         11,382
 5/31/15             12,336                         11,204
 6/30/15             12,008                         10,892
 7/31/15             11,791                         10,862
 8/31/15             10,999                         10,031
 9/30/15             10,581                          9,566
10/31/15             11,234                         10,278                    Past performance is not predictive of
                                                                              future performance.
                                                                              The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
          Average Annual         One         Five         Since               would pay on fund distributions or the
          Total Return           Year        Years      Inception             redemption of fund shares.
          -------------------------------------------------------------       MSCI data copyright MSCI 2015, all
                                -4.15%       2.65%        1.53%               rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)



 U.S. Equity Market Review                   12 Months Ended October 31, 2015

   U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.5%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

            Total Return for 12 Months Ended October 31, 2015
            -------------------------------------------------

              Russell 3000(R) Index........................... 4.49%
              Russell Microcap(R) Index (micro-cap stocks).... 0.82%
              Russell 2000(R) Index (small-cap stocks)........ 0.34%
              Russell 1000(R) Index (large-cap stocks)........ 4.86%
              Dow Jones U.S. Select REIT Index/SM/............ 6.87%

   Growth stocks outperformed value stocks as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

        Russell 2000(R) Value Index (small-cap value stocks) .... -2.88%
        Russell 2000(R) Growth Index (small-cap growth stocks) ..  3.52%
        Russell 1000(R) Value Index (large-cap value stocks) ....  0.53%
        Russell 1000(R) Growth Index (large-cap growth stocks) ..  9.18%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2015, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the period were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small-cap, and/or micro-cap companies relative to widely used benchmarks.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

Domestic Equity Portfolios' Performance Overview

Tax-Managed U.S. Marketwide Value Portfolio

   The Tax-Managed U.S. Marketwide Value Portfolio invests in a broadly diversified group of U.S. value stocks by purchasing shares of The Tax-Managed U.S. Marketwide Value Series, a Master Fund that invests in such stocks while considering federal tax implications of investment decisions. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Master Fund held approximately 1,100 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2015, total returns were 2.73% for the Portfolio and 0.24% for the Russell 3000(R) Value Index. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Master Fund had a smaller allocation than the Index to the largest market cap stocks and a greater allocation to the remainder of the eligible universe, which benefited the Portfolio's relative performance as the largest-market-cap value stocks underperformed.

Tax-Managed U.S. Equity Portfolio

   The Tax-Managed U.S. Equity Portfolio seeks to capture the returns associated with the broad universe of U.S. stocks while considering federal tax implications of investment decisions. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 2,400 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were 4.47% for the Portfolio and 4.49% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio performed in line with the Index.

Tax-Managed U.S. Targeted Value Portfolio

   The Tax-Managed U.S. Targeted Value Portfolio invests in a broadly diversified group of U.S. small and mid-capitalization value stocks. Value is measured primarily by book-to-market ratio. The tax management strategies employed by the Portfolio are designed to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 1,500 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were 1.89% for the Portfolio and -2.88% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the Index to mid-cap stocks and a lower allocation to small-cap stocks. Mid-cap stocks outperformed small caps during the period, which benefited the Portfolio's relative performance. The Portfolio's exclusion of real estate investment trusts (REITs) contributed to the Portfolio's relative outperformance as REITs underperformed most other sectors during the period.

Tax-Managed U.S. Small Cap Portfolio

   The Tax-Managed U.S. Small Cap Portfolio invests in U.S. small-cap stocks. The tax management strategies employed by the Portfolio are designed to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 1,800 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were 2.31% for the Portfolio and 0.34% for the Russell 2000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a smaller allocation than the Index to micro-cap stocks. Micro-cap stocks underperformed, which contributed to the Portfolio's relative outperformance. The Portfolio's exclusion of real estate investment trusts (REITs) contributed to the Portfolio's relative outperformance as REITs underperformed most other sectors during the period.

T.A. U.S. Core Equity 2 Portfolio

   The T.A. U.S. Core Equity 2 Portfolio invests in a broadly diversified group of U.S. equity securities, with increased exposure to smaller cap stocks and value stocks relative to the market while considering federal tax implications of investment decisions. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 2,650 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were 2.14% for the Portfolio and 4.49% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the Index to small-cap stocks and value stocks, which contributed to the Portfolio's relative underperformance as small-cap stocks underperformed large-cap stocks and value stocks underperformed growth stocks during the period.

 International Equity Market Review          12 Months Ended October 31, 2015

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks and growth stocks had positive returns while large-cap stocks and value stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------

                                              Return in U.S. Dollars
                           -                  ----------------------
           MSCI World ex USA Index...........         -1.81%
           MSCI World ex USA Small Cap Index.          4.66%
           MSCI World ex USA Value Index.....         -5.92%
           MSCI World ex USA Growth Index....          2.33%

   During the period, the U.S. dollar (USD) appreciated against most developed markets currencies, decreasing USD-denominated returns in developed markets.

                           12 Months Ended October 31, 2015
                            --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Return Return in U.S. Dollars
---------------------------------------------------  ------------ ----------------------
                  United Kingdom....................     0.01%            -3.45%
                  Japan.............................    17.41%             9.07%
                  Canada............................    -5.27%           -18.37%
                  France............................    18.69%             4.64%
                  Switzerland.......................     3.70%             1.25%
                  Germany...........................    16.20%             2.45%
                  Australia.........................    -2.25%           -20.66%
                  Spain.............................     0.50%           -11.40%
                  Hong Kong.........................    -1.73%            -1.67%
                  Sweden............................     9.47%            -4.59%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

   Emerging markets had weaker performance over the period than non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------
                                                Return in U.S. Dollars
                                                ----------------------
         MSCI Emerging Markets Index...........         -14.53%
         MSCI Emerging Markets Small Cap Index.          -8.61%
         MSCI Emerging Markets Value Index.....         -17.62%
         MSCI Emerging Markets Growth Index....         -11.50%

   During the period, the U.S. dollar (USD) appreciated against most emerging markets currencies, decreasing USD-denominated returns in emerging markets.

                      12 Months Ended October 31, 2015
                       --------------------------------

Ten Largest Emerging Markets by Market Cap  Local Return Return in U.S. Dollars
------------------------------------------  ------------ ----------------------
              China........................     -0.76%            -0.70%
              Korea........................     -0.03%            -6.28%
              Taiwan.......................     -2.50%            -8.65%
              India........................     -2.15%            -8.06%
              South Africa.................      7.82%           -13.73%
              Brazil.......................    -15.36%           -45.97%
              Mexico.......................      0.26%           -18.22%
              Russia.......................      8.87%           -20.92%
              Malaysia.....................     -8.60%           -30.02%
              Indonesia....................    -12.35%           -22.61%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

International Equity Portfolios' Performance Overview

Tax-Managed DFA International Value Portfolio

   The Tax-Managed DFA International Value Portfolio invests in a broadly diversified group of international large-cap value stocks. Value is measured primarily by book-to-market ratio. The tax managed strategies employed by the Portfolio are designed to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 480 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -5.93% for the Portfolio and -1.81% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in international equity markets rather than the behavior of a limited number of stocks. The Portfolio had significantly greater exposure than the Index to value stocks. Value stocks generally underperformed during the period, which detracted from the Portfolio's relative performance. Differences in the valuation timing and methodology between the Portfolio and the Index generally detracted from the Portfolio's relative performance. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

T.A. World ex U.S. Core Equity Portfolio

   The T.A. World ex U.S. Core Equity Portfolio invests in a broadly diversified group of international stocks in developed and emerging markets, with increased exposure to smaller cap stocks and those with value characteristics as measured by book-to-market ratio, while considering potential federal tax implications of investment decisions. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 7,300 securities in 43 eligible developed and emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -4.15% for the Portfolio and -4.68% for the MSCI All Country World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the international and emerging equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories while the Index primarily holds large-cap and mid-cap stocks. Non-U.S. small- cap stocks generally outperformed non-U.S. large-cap and mid-cap stocks during the period, and the Portfolio's exposure to small-cap stocks benefited the Portfolio's performance relative to the Index. In particular, the Portfolio's emphasis on small-cap stocks resulted in a lower allocation to large-cap financial stocks, which underperformed for the period and contributed to the Portfolio's relative performance. The Portfolio's greater exposure than the Index to value stocks detracted from the Portfolio's relative performance as value stocks generally underperformed during the period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                     Six Months Ended October 31, 2015
EXPENSE TABLES
                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               05/01/15  10/31/15    Ratio*   Period*
                                               --------- --------- ---------- --------
Tax-Managed U.S. Marketwide Value Portfolio**
---------------------------------------------
Actual Fund Return............................ $1,000.00 $  986.00    0.38%    $1.90
Hypothetical 5% Annual Return................. $1,000.00 $1,023.29    0.38%    $1.94

Tax-Managed U.S. Equity Portfolio
---------------------------------
Actual Fund Return............................ $1,000.00 $  997.90    0.22%    $1.11
Hypothetical 5% Annual Return................. $1,000.00 $1,024.10    0.22%    $1.12

Tax-Managed U.S. Targeted Value Portfolio
-----------------------------------------
Actual Fund Return............................ $1,000.00 $  977.90    0.45%    $2.24
Hypothetical 5% Annual Return................. $1,000.00 $1,022.94    0.45%    $2.29

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               05/01/15  10/31/15    Ratio*   Period*
                                               --------- --------- ---------- --------
Tax-Managed U.S. Small Cap Portfolio
------------------------------------
Actual Fund Return............................ $1,000.00 $  981.10    0.53%    $2.65
Hypothetical 5% Annual Return................. $1,000.00 $1,022.53    0.53%    $2.70

T.A. U.S. Core Equity 2 Portfolio
---------------------------------
Actual Fund Return............................ $1,000.00 $  975.50    0.25%    $1.24
Hypothetical 5% Annual Return................. $1,000.00 $1,023.95    0.25%    $1.28

Tax-Managed DFA International Value Portfolio
---------------------------------------------
Actual Fund Return............................ $1,000.00 $  892.80    0.54%    $2.58
Hypothetical 5% Annual Return................. $1,000.00 $1,022.48    0.54%    $2.75

T.A. World ex U.S. Core Equity Portfolio
----------------------------------------
Actual Fund Return............................ $1,000.00 $  903.70    0.46%    $2.21
Hypothetical 5% Annual Return................. $1,000.00 $1,022.89    0.46%    $2.35

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by category.

FEEDER FUND

                                                Affiliated Investment Company
                                                -----------------------------
   Tax-Managed U.S. Marketwide Value Portfolio.             100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                       Tax-Managed U.S. Equity Portfolio
              Consumer Discretionary.......................  14.1%
              Consumer Staples.............................   9.2%
              Energy.......................................   6.8%
              Financials...................................  14.5%
              Health Care..................................  14.6%
              Industrials..................................  11.1%
              Information Technology.......................  20.9%
              Materials....................................   3.3%
              Other........................................    --
              Telecommunication Services...................   2.3%
              Utilities....................................   3.2%
                                                            -----
                                                            100.0%

                   Tax-Managed U.S. Targeted Value Portfolio
              Consumer Discretionary.......................  14.4%
              Consumer Staples.............................   3.6%
              Energy.......................................   5.5%
              Financials...................................  29.6%
              Health Care..................................   6.4%
              Industrials..................................  18.3%
              Information Technology.......................  12.9%
              Materials....................................   7.5%
              Other........................................    --
              Telecommunication Services...................   1.0%
              Utilities....................................   0.8%
                                                            -----
                                                            100.0%

                     Tax-Managed U.S. Small Cap Portfolio
              Consumer Discretionary.......................  16.4%
              Consumer Staples.............................   4.1%
              Energy.......................................   4.1%
              Financials...................................  22.6%
              Health Care..................................   9.7%
              Industrials..................................  17.3%
              Information Technology.......................  16.2%
              Materials....................................   4.9%
              Other........................................    --
              Telecommunication Services...................   1.1%
              Utilities....................................   3.6%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

                       T.A. U.S. Core Equity 2 Portfolio
              Consumer Discretionary.......................  15.8%
              Consumer Staples.............................   6.8%
              Energy.......................................   7.4%
              Financials...................................  18.1%
              Health Care..................................  11.2%
              Industrials..................................  14.5%
              Information Technology.......................  17.1%
              Materials....................................   4.5%
              Other........................................    --
              Telecommunication Services...................   2.5%
              Utilities....................................   2.1%
                                                            -----
                                                            100.0%

                 Tax-Managed DFA International Value Portfolio
              Consumer Discretionary.......................  12.5%
              Consumer Staples.............................   3.5%
              Energy.......................................  14.5%
              Financials...................................  34.9%
              Health Care..................................   1.1%
              Industrials..................................  10.7%
              Information Technology.......................   3.2%
              Materials....................................  11.3%
              Other........................................    --
              Telecommunication Services...................   5.7%
              Utilities....................................   2.6%
                                                            -----
                                                            100.0%

                   T.A. World ex U.S. Core Equity Portfolio
              Consumer Discretionary.......................  15.6%
              Consumer Staples.............................   7.8%
              Energy.......................................   6.5%
              Financials...................................  22.0%
              Health Care..................................   5.8%
              Industrials..................................  16.5%
              Information Technology.......................   8.1%
              Materials....................................  11.1%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   3.4%
              Utilities....................................   3.2%
                                                            -----
                                                            100.0%

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                                    Value+
                                                                --------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The Tax-Managed U.S. Marketwide Value Series of
   The DFA Investment Trust Company............................ $3,861,152,161
                                                                --------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $2,205,424,841).................................... $3,861,152,161
                                                                ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       TAX-MANAGED U.S. EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                 Percentage
                                         Shares      Value+    of Net Assets**
                                         ------      ------    ---------------
 COMMON STOCKS -- (92.1%)
 Consumer Discretionary -- (13.0%)
 *   Amazon.com, Inc...................    47,000 $ 29,417,300            1.2%
     Comcast Corp. Class A.............   246,803   15,454,804            0.6%
     Home Depot, Inc. (The)............   152,382   18,840,510            0.8%
     McDonald's Corp...................   111,275   12,490,619            0.5%
     NIKE, Inc. Class B................    80,163   10,503,758            0.4%
     Starbucks Corp....................   173,715   10,869,348            0.5%
     Walt Disney Co. (The).............   188,861   21,481,050            0.9%
     Other Securities..................            232,960,501            9.2%
                                                  ------------           -----
 Total Consumer Discretionary..........            352,017,890           14.1%
                                                  ------------           -----
 Consumer Staples -- (8.4%)
     Altria Group, Inc.................   231,126   13,976,189            0.6%
     Coca-Cola Co. (The)...............   488,954   20,707,202            0.8%
     CVS Health Corp...................   132,004   13,039,355            0.5%
     PepsiCo, Inc......................   173,987   17,779,732            0.7%
     Philip Morris International, Inc..   183,738   16,242,439            0.7%
     Procter & Gamble Co. (The)........   322,075   24,600,089            1.0%
     Wal-Mart Stores, Inc..............   186,437   10,671,654            0.4%
     Other Securities..................            110,591,390            4.4%
                                                  ------------           -----
 Total Consumer Staples................            227,608,050            9.1%
                                                  ------------           -----
 Energy -- (6.3%)
     Chevron Corp......................   221,279   20,109,836            0.8%
     Exxon Mobil Corp..................   494,318   40,899,871            1.7%
     Schlumberger, Ltd.................   149,255   11,665,771            0.5%
     Other Securities..................             97,343,300            3.8%
                                                  ------------           -----
 Total Energy..........................            170,018,778            6.8%
                                                  ------------           -----
 Financials -- (13.4%)
     Bank of America Corp.............. 1,238,484   20,781,762            0.9%
 *   Berkshire Hathaway, Inc. Class B..   222,171   30,219,699            1.2%
     Citigroup, Inc....................   358,535   19,063,306            0.8%
     JPMorgan Chase & Co...............   441,259   28,350,891            1.2%
     Wells Fargo & Co..................   580,283   31,416,522            1.3%
     Other Securities..................            231,477,893            9.1%
                                                  ------------           -----
 Total Financials......................            361,310,073           14.5%
                                                  ------------           -----
 Health Care -- (13.4%)
     AbbVie, Inc.......................   200,097   11,915,776            0.5%
 *   Allergan P.L.C....................    46,361   14,300,978            0.6%
     Amgen, Inc........................    88,933   14,067,422            0.6%
     Bristol-Myers Squibb Co...........   195,811   12,913,735            0.5%
 *   Celgene Corp......................    93,093   11,423,442            0.5%
     Gilead Sciences, Inc..............   173,962   18,810,511            0.8%
     Johnson & Johnson.................   328,026   33,140,467            1.3%
     Medtronic P.L.C...................   165,349   12,222,598            0.5%
     Merck & Co., Inc..................   330,670   18,074,422            0.7%
     Pfizer, Inc.......................   731,353   24,734,358            1.0%
     UnitedHealth Group, Inc...........   112,727   13,276,986            0.6%
     Other Securities..................            178,390,791            7.0%
                                                  ------------           -----
 Total Health Care.....................            363,271,486           14.6%
                                                  ------------           -----

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (10.2%)
      3M Co..............................................     73,367 $   11,534,026            0.5%
#     Boeing Co. (The)...................................     75,285     11,147,450            0.5%
      General Electric Co................................  1,198,483     34,660,128            1.4%
      Other Securities...................................               219,172,562            8.7%
                                                                     --------------          ------
Total Industrials........................................               276,514,166           11.1%
                                                                     --------------          ------
Information Technology -- (19.3%)
*     Alphabet, Inc. Class A.............................     34,199     25,218,001            1.0%
*     Alphabet, Inc. Class C.............................     36,478     25,928,927            1.1%
      Apple, Inc.........................................    678,923     81,131,298            3.3%
      Cisco Systems, Inc.................................    595,177     17,170,856            0.7%
*     Facebook, Inc. Class A.............................    255,811     26,085,048            1.1%
      Intel Corp.........................................    551,173     18,662,718            0.8%
      International Business Machines Corp...............    110,693     15,505,875            0.6%
      MasterCard, Inc. Class A...........................    117,007     11,582,523            0.5%
      Microsoft Corp.....................................    904,375     47,606,300            1.9%
      Oracle Corp........................................    406,178     15,775,954            0.6%
      QUALCOMM, Inc......................................    185,425     11,017,954            0.5%
#     Visa, Inc. Class A.................................    231,987     17,997,551            0.7%
      Other Securities...................................               207,232,748            8.1%
                                                                     --------------          ------
Total Information Technology.............................               520,915,753           20.9%
                                                                     --------------          ------
Materials -- (3.1%)
      Other Securities...................................                83,150,634            3.3%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Telecommunication Services -- (2.1%)
      AT&T, Inc..........................................    728,362     24,407,411            1.0%
      Verizon Communications, Inc........................    480,912     22,545,154            0.9%
      Other Securities...................................                 8,937,348            0.3%
                                                                     --------------          ------
Total Telecommunication Services.........................                55,889,913            2.2%
                                                                     --------------          ------
Utilities -- (2.9%)
      Other Securities...................................                78,958,698            3.2%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             2,489,655,441           99.8%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                    50,152            0.0%
                                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............................             2,489,705,593
                                                                     --------------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves, 0.140%.  5,799,328      5,799,328            0.2%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (7.7%)
(S)@  DFA Short Term Investment Fund..................... 17,933,941    207,495,694            8.4%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,473,062,946)................................              $2,703,000,615          108.4%
                                                                     ==============          ======

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  352,017,890           --   --    $  352,017,890
  Consumer Staples............    227,608,050           --   --       227,608,050
  Energy......................    170,018,778           --   --       170,018,778
  Financials..................    361,310,073           --   --       361,310,073
  Health Care.................    363,269,337 $      2,149   --       363,271,486
  Industrials.................    276,514,166           --   --       276,514,166
  Information Technology......    520,915,753           --   --       520,915,753
  Materials...................     83,150,634           --   --        83,150,634
  Other.......................             --           --   --                --
  Telecommunication Services..     55,889,913           --   --        55,889,913
  Utilities...................     78,958,698           --   --        78,958,698
                               -------------- ------------   --    --------------
Rights/Warrants...............             --       50,152   --            50,152
Temporary Cash Investments....      5,799,328           --   --         5,799,328
Securities Lending Collateral.             --  207,495,694   --       207,495,694
                               -------------- ------------   --    --------------
TOTAL......................... $2,495,452,620 $207,547,995   --    $2,703,000,615
                               ============== ============   ==    ==============


                See accompanying Notes to Financial Statements.

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                       Percentage
                                             Shares       Value+     of Net Assets**
                                             ------       ------     ---------------
COMMON STOCKS -- (86.6%)
Consumer Discretionary -- (12.5%)
#   Dillard's, Inc. Class A................   169,983 $   15,210,079            0.4%
#   GameStop Corp. Class A.................   431,501     19,879,251            0.5%
*   Helen of Troy, Ltd.....................   137,895     13,680,563            0.4%
    Lear Corp..............................   124,888     15,618,493            0.4%
    Service Corp. International............   469,211     13,259,903            0.4%
*   Skechers U.S.A., Inc. Class A..........   455,595     14,214,564            0.4%
    Other Securities.......................              432,645,119           11.8%
                                                      --------------           -----
Total Consumer Discretionary...............              524,507,972           14.3%
                                                      --------------           -----
Consumer Staples -- (3.1%)
    Ingredion, Inc.........................   176,275     16,756,701            0.5%
    Other Securities.......................              113,265,051            3.0%
                                                      --------------           -----
Total Consumer Staples.....................              130,021,752            3.5%
                                                      --------------           -----
Energy -- (4.8%)
#   Helmerich & Payne, Inc.................   290,709     16,358,195            0.5%
*   Newfield Exploration Co................   339,479     13,643,661            0.4%
    Tesoro Corp............................   123,815     13,239,538            0.4%
    Western Refining, Inc..................   378,467     15,751,797            0.4%
    Other Securities.......................              141,565,879            3.7%
                                                      --------------           -----
Total Energy...............................              200,559,070            5.4%
                                                      --------------           -----
Financials -- (25.6%)
    Allied World Assurance Co. Holdings AG.   454,224     16,515,585            0.5%
    American Financial Group, Inc..........   370,385     26,738,093            0.7%
    Assurant, Inc..........................   319,133     26,018,913            0.7%
    Axis Capital Holdings, Ltd.............   302,382     16,328,628            0.5%
#   CNO Financial Group, Inc............... 1,216,884     23,376,342            0.6%
*   E*TRADE Financial Corp.................   675,869     19,269,025            0.5%
    Endurance Specialty Holdings, Ltd......   348,737     22,015,767            0.6%
    Everest Re Group, Ltd..................   104,016     18,511,728            0.5%
    Legg Mason, Inc........................   349,011     15,618,242            0.4%
    Nasdaq, Inc............................   398,380     23,062,218            0.6%
#   New York Community Bancorp, Inc........   934,803     15,442,946            0.4%
#   Old Republic International Corp........   703,034     12,682,733            0.4%
    PartnerRe, Ltd.........................   163,753     22,761,667            0.6%
#   People's United Financial, Inc.........   830,491     13,246,331            0.4%
    Reinsurance Group of America, Inc......   235,808     21,279,314            0.6%
#   RenaissanceRe Holdings, Ltd............   129,437     14,190,178            0.4%
#   Zions Bancorporation...................   531,110     15,280,035            0.4%
    Other Securities.......................              755,814,963           20.6%
                                                      --------------           -----
Total Financials...........................            1,078,152,708           29.4%
                                                      --------------           -----
Health Care -- (5.5%)
*   Hologic, Inc...........................   388,373     15,092,175            0.4%
*   LifePoint Hospitals, Inc...............   217,249     14,964,111            0.4%
#*  Prestige Brands Holdings, Inc..........   268,318     13,150,265            0.4%
    Other Securities.......................              188,869,189            5.1%
                                                      --------------           -----
Total Health Care..........................              232,075,740            6.3%
                                                      --------------           -----
Industrials -- (15.8%)
#   ADT Corp. (The)........................   438,656     14,493,194            0.4%
    AMERCO.................................    88,302     35,877,986            1.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (Continued)
*     Avis Budget Group, Inc.............................    417,565 $   20,853,196            0.6%
      Curtiss-Wright Corp................................    182,346     12,683,988            0.4%
*     JetBlue Airways Corp...............................  1,383,605     34,368,748            0.9%
      Owens Corning......................................    367,806     16,746,207            0.5%
#     Ryder System, Inc..................................    233,530     16,762,783            0.5%
#     Trinity Industries, Inc............................    554,828     15,019,194            0.4%
      Other Securities...................................               500,459,559           13.5%
                                                                     --------------          ------
Total Industrials........................................               667,264,855           18.2%
                                                                     --------------          ------
Information Technology -- (11.2%)
#*    ARRIS Group, Inc...................................    449,224     12,695,070            0.4%
*     Arrow Electronics, Inc.............................    351,633     19,336,299            0.5%
      Avnet, Inc.........................................    383,473     17,421,178            0.5%
#     Convergys Corp.....................................    551,669     14,161,343            0.4%
*     First Solar, Inc...................................    266,945     15,234,551            0.4%
      Ingram Micro, Inc. Class A.........................    553,452     16,481,801            0.5%
#     SYNNEX Corp........................................    181,005     16,008,082            0.4%
#*    Virtusa Corp.......................................    274,683     15,775,045            0.4%
      Other Securities...................................               343,758,911            9.3%
                                                                     --------------          ------
Total Information Technology.............................               470,872,280           12.8%
                                                                     --------------          ------
Materials -- (6.5%)
      Airgas, Inc........................................    139,912     13,453,938            0.4%
      WestRock Co........................................    417,134     22,425,124            0.6%
      Other Securities...................................               238,813,393            6.5%
                                                                     --------------          ------
Total Materials..........................................               274,692,455            7.5%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Telecommunication Services -- (0.9%)
      Other Securities...................................                36,979,085            1.0%
                                                                     --------------          ------
Utilities -- (0.7%)
      UGI Corp...........................................    395,697     14,510,209            0.4%
      Other Securities...................................                13,837,348            0.4%
                                                                     --------------          ------
Total Utilities..........................................                28,347,557            0.8%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             3,643,473,474           99.2%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   280,697            0.0%
                                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............................             3,643,754,171
                                                                     --------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional Liquid Reserves, 0.140%. 39,162,133     39,162,133            1.1%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (12.5%)
(S)@  DFA Short Term Investment Fund..................... 45,352,241    524,725,426           14.3%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,815,215,720)................................              $4,207,641,730          114.6%
                                                                     ==============          ======

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  524,507,972           --   --    $  524,507,972
  Consumer Staples............    130,021,752           --   --       130,021,752
  Energy......................    200,559,070           --   --       200,559,070
  Financials..................  1,078,096,487 $     56,221   --     1,078,152,708
  Health Care.................    232,056,081       19,659   --       232,075,740
  Industrials.................    667,264,855           --   --       667,264,855
  Information Technology......    470,872,280           --   --       470,872,280
  Materials...................    274,692,455           --   --       274,692,455
  Other.......................             --           --   --                --
  Telecommunication Services..     36,979,085           --   --        36,979,085
  Utilities...................     28,347,557           --   --        28,347,557
Rights/Warrants...............             --      280,697   --           280,697
Temporary Cash Investments....     39,162,133           --   --        39,162,133
Securities Lending Collateral.             --  524,725,426   --       524,725,426
                               -------------- ------------   --    --------------
TOTAL......................... $3,682,559,727 $525,082,003   --    $4,207,641,730
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                           Percentage
                                                    Shares     Value+    of Net Assets**
                                                    ------     ------    ---------------
COMMON STOCKS -- (81.3%)
Consumer Discretionary -- (13.3%)
#   American Eagle Outfitters, Inc................. 355,227 $  5,427,869            0.3%
#   Core-Mark Holding Co., Inc.....................  57,794    4,698,074            0.2%
#   Lithia Motors, Inc. Class A....................  51,735    6,073,172            0.3%
*   Office Depot, Inc.............................. 836,472    6,373,917            0.3%
    Vail Resorts, Inc..............................  41,800    4,772,306            0.2%
    Other Securities...............................          329,739,657           15.0%
                                                            ------------           -----
Total Consumer Discretionary.......................          357,084,995           16.3%
                                                            ------------           -----
Consumer Staples -- (3.4%)
#*  Post Holdings, Inc.............................  89,128    5,728,257            0.3%
    Other Securities...............................           84,543,803            3.8%
                                                            ------------           -----
Total Consumer Staples.............................           90,272,060            4.1%
                                                            ------------           -----
Energy -- (3.3%)
#   PBF Energy, Inc. Class A....................... 149,766    5,092,044            0.2%
#*  PDC Energy, Inc................................ 108,505    6,547,192            0.3%
    Western Refining, Inc.......................... 149,332    6,215,198            0.3%
    Other Securities...............................           71,134,837            3.3%
                                                            ------------           -----
Total Energy.......................................           88,989,271            4.1%
                                                            ------------           -----
Financials -- (18.4%)
#   Amtrust Financial Services, Inc................  73,116    4,987,974            0.2%
    Aspen Insurance Holdings, Ltd.................. 107,257    5,213,763            0.2%
#   Associated Banc-Corp........................... 294,434    5,694,354            0.3%
#   Bank of Hawaii Corp............................  77,207    5,055,514            0.2%
#   Bank of the Ozarks, Inc........................  96,918    4,847,838            0.2%
    Cathay General Bancorp......................... 161,692    5,060,960            0.2%
#   CNO Financial Group, Inc....................... 336,171    6,457,845            0.3%
    Endurance Specialty Holdings, Ltd.............. 121,838    7,691,633            0.4%
    Hanover Insurance Group, Inc. (The)............  63,118    5,317,692            0.3%
#   Home BancShares, Inc........................... 115,078    4,939,148            0.2%
    MarketAxess Holdings, Inc......................  48,452    4,908,672            0.2%
#*  PRA Group, Inc.................................  91,618    5,020,666            0.2%
    PrivateBancorp, Inc............................ 130,534    5,460,237            0.3%
#   Radian Group, Inc.............................. 324,032    4,688,743            0.2%
    StanCorp Financial Group, Inc..................  65,152    7,474,237            0.3%
    Symetra Financial Corp......................... 175,375    5,564,649            0.3%
#   United Bankshares, Inc......................... 121,967    4,823,795            0.2%
#   Webster Financial Corp......................... 144,207    5,350,080            0.3%
*   Western Alliance Bancorp....................... 163,870    5,858,353            0.3%
    Wintrust Financial Corp........................  93,419    4,716,725            0.2%
    Other Securities...............................          382,317,994           17.4%
                                                            ------------           -----
Total Financials...................................          491,450,872           22.4%
                                                            ------------           -----
Health Care -- (7.9%)
*   Allscripts Healthcare Solutions, Inc........... 330,747    4,650,303            0.2%
*   Amsurg Corp....................................  71,995    5,046,130            0.2%
#   Cantel Medical Corp............................  83,217    4,933,104            0.2%
*   Charles River Laboratories International, Inc..  70,800    4,618,992            0.2%
*   Health Net, Inc................................  96,107    6,175,836            0.3%
*   Prestige Brands Holdings, Inc.................. 110,081    5,395,070            0.3%
    Other Securities...............................          180,808,992            8.3%
                                                            ------------           -----
Total Health Care..................................          211,628,427            9.7%
                                                            ------------           -----

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (14.1%)
      AMERCO.............................................     23,960 $    9,735,188            0.4%
*     Dycom Industries, Inc..............................     72,056      5,482,741            0.3%
      EMCOR Group, Inc...................................    108,525      5,239,587            0.2%
#*    Hawaiian Holdings, Inc.............................    137,064      4,756,121            0.2%
#*    JetBlue Airways Corp...............................    324,746      8,066,691            0.4%
      Other Securities...................................               343,527,199           15.7%
                                                                     --------------          ------
Total Industrials........................................               376,807,527           17.2%
                                                                     --------------          ------
Information Technology -- (13.1%)
#*    Euronet Worldwide, Inc.............................     57,470      4,611,393            0.2%
*     Integrated Device Technology, Inc..................    216,250      5,514,375            0.3%
*     Manhattan Associates, Inc..........................    103,202      7,518,266            0.3%
#     Mentor Graphics Corp...............................    206,641      5,620,635            0.3%
      SYNNEX Corp........................................     63,951      5,655,826            0.3%
#*    Take-Two Interactive Software, Inc.................    153,713      5,103,272            0.2%
      Other Securities...................................               318,079,048           14.5%
                                                                     --------------          ------
Total Information Technology.............................               352,102,815           16.1%
                                                                     --------------          ------
Materials -- (4.0%)
*     Chemtura Corp......................................    175,823      5,615,787            0.3%
#*    Louisiana-Pacific Corp.............................    261,688      4,621,410            0.2%
      Sensient Technologies Corp.........................     70,854      4,624,641            0.2%
      Other Securities...................................                91,062,096            4.1%
                                                                     --------------          ------
Total Materials..........................................               105,923,934            4.8%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Telecommunication Services -- (0.9%)
      Other Securities...................................                24,156,493            1.1%
                                                                     --------------          ------
Utilities -- (2.9%)
#     WGL Holdings, Inc..................................     82,214      5,116,177            0.2%
      Other Securities...................................                73,354,820            3.4%
                                                                     --------------          ------
Total Utilities..........................................                78,470,997            3.6%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             2,176,887,391           99.4%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                    86,977            0.0%
                                                                     --------------          ------
TOTAL INVESTMENT SECURITIES                                           2,176,974,368
                                                                     --------------

TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves, 0.140%. 11,578,254     11,578,254            0.5%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (18.3%)
(S)@  DFA Short Term Investment Fund..................... 42,159,593    487,786,489           22.3%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,798,847,801)................................              $2,676,339,111          122.2%
                                                                     ==============          ======

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  357,084,995           --   --    $  357,084,995
  Consumer Staples............     90,272,060           --   --        90,272,060
  Energy......................     88,989,271           --   --        88,989,271
  Financials..................    491,423,242 $     27,630   --       491,450,872
  Health Care.................    211,623,610        4,817   --       211,628,427
  Industrials.................    376,806,808          719   --       376,807,527
  Information Technology......    352,102,815           --   --       352,102,815
  Materials...................    105,923,934           --   --       105,923,934
  Other.......................             --           --   --                --
  Telecommunication Services..     24,156,493           --   --        24,156,493
  Utilities...................     78,470,997           --   --        78,470,997
Rights/Warrants...............             --       86,977   --            86,977
Temporary Cash Investments....     11,578,254           --   --        11,578,254
Securities Lending Collateral.             --  487,786,489   --       487,786,489
                               -------------- ------------   --    --------------
TOTAL......................... $2,188,432,479 $487,906,632   --    $2,676,339,111
                               ============== ============   ==    ==============


                See accompanying Notes to Financial Statements.

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                  Percentage
                                          Shares      Value+    of Net Assets**
                                          ------      ------    ---------------
 COMMON STOCKS -- (88.7%)
 Consumer Discretionary -- (14.0%)
 *   Amazon.com, Inc....................    25,106 $ 15,713,845            0.3%
     Comcast Corp. Class A..............   714,195   44,722,891            0.8%
     Ford Motor Co...................... 1,208,971   17,904,861            0.3%
     Home Depot, Inc. (The).............   110,670   13,683,239            0.3%
     Lowe's Cos., Inc...................   216,161   15,959,167            0.3%
     Time Warner Cable, Inc.............    88,298   16,723,641            0.3%
     Time Warner, Inc...................   218,287   16,445,743            0.3%
     Walt Disney Co. (The)..............   365,590   41,582,207            0.8%
     Other Securities...................            688,379,766           12.3%
                                                   ------------           -----
 Total Consumer Discretionary...........            871,115,360           15.7%
                                                   ------------           -----
 Consumer Staples -- (6.0%)
     Coca-Cola Co. (The)................   340,507   14,420,471            0.3%
     CVS Health Corp....................   278,252   27,485,733            0.5%
     PepsiCo, Inc.......................   155,127   15,852,428            0.3%
     Procter & Gamble Co. (The).........   558,831   42,683,512            0.8%
     Wal-Mart Stores, Inc...............   422,794   24,200,729            0.4%
     Other Securities...................            250,455,110            4.5%
                                                   ------------           -----
 Total Consumer Staples.................            375,097,983            6.8%
                                                   ------------           -----
 Energy -- (6.5%)
     Chevron Corp.......................   374,591   34,042,830            0.6%
     ConocoPhillips.....................   258,834   13,808,794            0.3%
     Exxon Mobil Corp................... 1,207,049   99,871,234            1.8%
     Schlumberger, Ltd..................   363,135   28,382,632            0.5%
     Other Securities...................            231,581,262            4.1%
                                                   ------------           -----
 Total Energy...........................            407,686,752            7.3%
                                                   ------------           -----
 Financials -- (16.0%)
     American International Group, Inc..   269,115   16,970,392            0.3%
     Bank of America Corp............... 1,703,565   28,585,821            0.5%
 *   Berkshire Hathaway, Inc. Class B...   123,379   16,782,012            0.3%
     Citigroup, Inc.....................   539,405   28,680,164            0.5%
     Goldman Sachs Group, Inc. (The)....    78,303   14,681,812            0.3%
     JPMorgan Chase & Co................   881,154   56,614,144            1.0%
     U.S. Bancorp.......................   381,670   16,098,841            0.3%
     Wells Fargo & Co................... 1,199,886   64,961,828            1.2%
     Other Securities...................            753,575,568           13.6%
                                                   ------------           -----
 Total Financials.......................            996,950,582           18.0%
                                                   ------------           -----
 Health Care -- (10.0%)
 *   Allergan P.L.C.....................    62,046   19,139,330            0.4%
     Amgen, Inc.........................    94,613   14,965,884            0.3%
 *   Express Scripts Holding Co.........   163,258   14,102,226            0.3%
     Johnson & Johnson..................   406,645   41,083,344            0.8%
     Medtronic P.L.C....................   180,244   13,323,636            0.3%
     Merck & Co., Inc...................   600,469   32,821,636            0.6%
     Pfizer, Inc........................ 1,336,317   45,194,241            0.8%
     UnitedHealth Group, Inc............   220,408   25,959,654            0.5%
     Other Securities...................            414,867,456            7.2%
                                                   ------------           -----
 Total Health Care......................            621,457,407           11.2%
                                                   ------------           -----

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (12.9%)
#     Caterpillar, Inc...................................    197,251 $   14,397,350            0.3%
      General Electric Co................................  2,012,725     58,208,007            1.1%
      Southwest Airlines Co..............................    327,864     15,176,825            0.3%
      Union Pacific Corp.................................    227,850     20,358,397            0.4%
      Other Securities...................................               693,649,652           12.3%
                                                                     --------------          ------
Total Industrials........................................               801,790,231           14.4%
                                                                     --------------          ------
Information Technology -- (15.2%)
*     Alphabet, Inc. Class A.............................     27,256     20,098,302            0.4%
*     Alphabet, Inc. Class C.............................     29,089     20,676,752            0.4%
      Apple, Inc.........................................    845,964    101,092,698            1.8%
      Cisco Systems, Inc.................................  1,036,246     29,895,697            0.6%
      EMC Corp...........................................    508,394     13,330,091            0.3%
      HP, Inc............................................    616,923     16,632,244            0.3%
      Intel Corp.........................................  1,568,532     53,110,493            1.0%
      Microsoft Corp.....................................  1,187,445     62,507,105            1.1%
      Oracle Corp........................................    475,083     18,452,224            0.3%
#     Visa, Inc. Class A.................................    285,324     22,135,436            0.4%
      Other Securities...................................               589,006,449           10.5%
                                                                     --------------          ------
Total Information Technology.............................               946,937,491           17.1%
                                                                     --------------          ------
Materials -- (4.0%)
      Dow Chemical Co. (The).............................    290,047     14,986,728            0.3%
      Other Securities...................................               232,086,624            4.1%
                                                                     --------------          ------
Total Materials..........................................               247,073,352            4.4%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Telecommunication Services -- (2.2%)
      AT&T, Inc..........................................  1,899,271     63,644,571            1.2%
      Verizon Communications, Inc........................    806,877     37,826,394            0.7%
      Other Securities...................................                35,237,391            0.6%
                                                                     --------------          ------
Total Telecommunication Services.........................               136,708,356            2.5%
                                                                     --------------          ------
Utilities -- (1.9%)
      Other Securities...................................               116,541,399            2.1%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             5,521,358,913           99.5%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   238,392            0.0%
                                                                     --------------          ------
TOTAL INVESTMENT SECURITIES.........................................  5,521,597,305
                                                                     --------------

TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves, 0.140%. 26,773,893     26,773,893            0.5%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (10.9%)
(S)@  DFA Short Term Investment Fund..................... 58,219,036    673,594,244           12.1%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,156,802,107)................................              $6,221,965,442          112.1%
                                                                     ==============          ======

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  871,115,360           --   --    $  871,115,360
  Consumer Staples............    375,097,983           --   --       375,097,983
  Energy......................    407,686,752           --   --       407,686,752
  Financials..................    996,935,030 $     15,552   --       996,950,582
  Health Care.................    621,445,735       11,672   --       621,457,407
  Industrials.................    801,789,444          787   --       801,790,231
  Information Technology......    946,937,491           --   --       946,937,491
  Materials...................    247,073,352           --   --       247,073,352
  Other.......................             --           --   --                --
  Telecommunication Services..    136,708,356           --   --       136,708,356
  Utilities...................    116,541,399           --   --       116,541,399
Rights/Warrants...............             --      238,392   --           238,392
Temporary Cash Investments....     26,773,893           --   --        26,773,893
Securities Lending Collateral.             --  673,594,244   --       673,594,244
                               -------------- ------------   --    --------------
TOTAL......................... $5,548,104,795 $673,860,647   --    $6,221,965,442
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                         ------     -------    ---------------
  COMMON STOCKS -- (98.0%)
  AUSTRALIA -- (5.7%)
      BHP Billiton, Ltd................ 1,497,884 $ 24,566,401            0.8%
      BHP Billiton, Ltd. Sponsored ADR.   563,499   18,533,482            0.6%
      Macquarie Group, Ltd.............   357,292   21,633,620            0.7%
      Woodside Petroleum, Ltd..........   714,538   14,985,973            0.5%
      Other Securities.................             91,994,908            3.1%
                                                  ------------            ----
  TOTAL AUSTRALIA......................            171,714,384            5.7%
                                                  ------------            ----

  AUSTRIA -- (0.1%)
      Other Securities.................              3,423,783            0.1%
                                                  ------------            ----

  BELGIUM -- (1.7%)
      Other Securities.................             51,000,241            1.7%
                                                  ------------            ----

  CANADA -- (8.0%)
      Bank of Montreal.................   382,730   22,232,786            0.7%
      Canadian Natural Resources, Ltd..   717,719   16,665,435            0.5%
      Manulife Financial Corp..........   982,780   16,294,486            0.5%
      Suncor Energy, Inc............... 1,078,999   32,107,564            1.1%
      Other Securities.................            153,031,848            5.2%
                                                  ------------            ----
  TOTAL CANADA.........................            240,332,119            8.0%
                                                  ------------            ----

  DENMARK -- (1.6%)
      Other Securities.................             49,260,262            1.7%
                                                  ------------            ----

  FINLAND -- (0.6%)
      Other Securities.................             18,850,962            0.6%
                                                  ------------            ----

  FRANCE -- (9.6%)
      AXA SA...........................   632,808   16,888,451            0.6%
      BNP Paribas SA...................   398,334   24,137,924            0.8%
      Cie de Saint-Gobain..............   606,622   25,393,831            0.9%
      Engie SA......................... 1,112,207   19,464,507            0.7%
      Orange SA........................ 1,800,527   31,746,339            1.1%
      Renault SA.......................   255,508   24,075,010            0.8%
      Societe Generale SA..............   670,289   31,130,367            1.0%
  #   Total SA......................... 1,043,436   50,459,332            1.7%
      Other Securities.................             65,463,983            2.1%
                                                  ------------            ----
  TOTAL FRANCE.........................            288,759,744            9.7%
                                                  ------------            ----

  GERMANY -- (7.6%)
      Allianz SE.......................   217,369   38,054,294            1.3%
      Bayerische Motoren Werke AG......   291,133   29,820,274            1.0%
      Daimler AG.......................   735,745   63,799,192            2.1%
      Other Securities.................             96,270,314            3.2%
                                                  ------------            ----
  TOTAL GERMANY........................            227,944,074            7.6%
                                                  ------------            ----

  HONG KONG -- (2.4%)
      Other Securities.................             71,374,309            2.4%
                                                  ------------            ----

  IRELAND -- (0.2%)
      Other Securities.................              6,324,252            0.2%
                                                  ------------            ----

  ISRAEL -- (0.4%)
      Other Securities.................             12,626,321            0.4%
                                                  ------------            ----

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                       Percentage
                                               Shares     Value++    of Net Assets**
                                               ------     -------    ---------------

ITALY -- (1.5%)
    UniCredit SpA...........................  3,923,002 $ 25,331,080            0.8%
    Other Securities........................              21,620,746            0.8%
                                                        ------------           -----
TOTAL ITALY.................................              46,951,826            1.6%
                                                        ------------           -----

JAPAN -- (21.5%)
    Hitachi, Ltd............................  2,626,000   15,148,841            0.5%
    Honda Motor Co., Ltd....................  1,111,000   36,752,365            1.2%
    ITOCHU Corp.............................  1,199,100   15,004,312            0.5%
    Mitsubishi UFJ Financial Group, Inc.....  4,974,134   32,170,361            1.1%
    Mizuho Financial Group, Inc............. 17,014,000   35,046,192            1.2%
    Nissan Motor Co., Ltd...................  1,904,600   19,743,501            0.7%
    Sumitomo Mitsui Financial Group, Inc....    935,627   37,325,571            1.3%
    Other Securities........................             456,654,178           15.1%
                                                        ------------           -----
TOTAL JAPAN.................................             647,845,321           21.6%
                                                        ------------           -----

NETHERLANDS -- (2.7%)
    ING Groep NV............................  1,482,595   21,656,319            0.7%
    Koninklijke Philips NV..................    657,718   17,731,248            0.6%
    Other Securities........................              42,058,282            1.4%
                                                        ------------           -----
TOTAL NETHERLANDS...........................              81,445,849            2.7%
                                                        ------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities........................               2,102,556            0.1%
                                                        ------------           -----

NORWAY -- (0.7%)
    Other Securities........................              20,157,191            0.7%
                                                        ------------           -----

PORTUGAL -- (0.0%)
    Other Securities........................               1,278,387            0.1%
                                                        ------------           -----

SINGAPORE -- (1.0%)
    Other Securities........................              29,904,401            1.0%
                                                        ------------           -----

SPAIN -- (3.1%)
    Banco Santander SA......................  6,307,741   35,236,291            1.2%
    Iberdrola SA............................  4,994,430   35,615,972            1.2%
    Other Securities........................              23,015,415            0.7%
                                                        ------------           -----
TOTAL SPAIN.................................              93,867,678            3.1%
                                                        ------------           -----

SWEDEN -- (3.1%)
    Svenska Cellulosa AB SCA Class B........    638,814   18,815,604            0.6%
    Telefonaktiebolaget LM Ericsson Class B.  1,804,113   17,558,535            0.6%
    Other Securities........................              57,055,768            1.9%
                                                        ------------           -----
TOTAL SWEDEN................................              93,429,907            3.1%
                                                        ------------           -----

SWITZERLAND -- (9.3%)
    ABB, Ltd................................  1,777,778   33,539,017            1.1%
    Adecco SA...............................    226,315   16,823,192            0.6%
    Cie Financiere Richemont SA.............    432,894   37,119,604            1.2%
    Credit Suisse Group AG..................    654,896   16,333,905            0.5%
    Swiss Re AG.............................    347,731   32,280,133            1.1%
    UBS Group AG............................  1,117,274   22,314,673            0.7%
    Zurich Insurance Group AG...............    111,445   29,410,326            1.0%
    Other Securities........................              91,945,214            3.1%
                                                        ------------           -----
TOTAL SWITZERLAND...........................             279,766,064            9.3%
                                                        ------------           -----

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                     Percentage
                                                           Shares      Value++     of Net Assets**
                                                           ------      -------     ---------------
UNITED KINGDOM -- (17.1%)
      Barclays P.L.C. Sponsored ADR.....................  1,306,720 $   18,594,626            0.6%
      BP P.L.C. Sponsored ADR...........................  3,011,984    107,527,828            3.6%
      HSBC Holdings P.L.C...............................  2,880,038     22,501,637            0.7%
      HSBC Holdings P.L.C. Sponsored ADR................  1,498,305     58,538,776            2.0%
      Royal Dutch Shell P.L.C. Sponsored ADR(B03MM73)...    943,951     49,736,778            1.7%
      Royal Dutch Shell P.L.C. Sponsored ADR(780259206).    624,316     32,751,617            1.1%
      Standard Chartered P.L.C..........................  1,823,247     20,239,198            0.7%
      Vodafone Group P.L.C.............................. 24,834,340     81,728,127            2.7%
      Vodafone Group P.L.C. Sponsored ADR...............    741,273     24,439,759            0.8%
      Other Securities..................................                99,377,921            3.3%
                                                                    --------------          ------
TOTAL UNITED KINGDOM....................................               515,436,267           17.2%
                                                                    --------------          ------
TOTAL COMMON STOCKS.....................................             2,953,795,898           98.6%
                                                                    --------------          ------

PREFERRED STOCKS -- (0.7%)
GERMANY -- (0.7%)
      Volkswagen AG.....................................    152,281     18,279,057            0.6%
      Other Securities..................................                 4,779,937            0.2%
                                                                    --------------          ------
TOTAL GERMANY...........................................                23,058,994            0.8%
                                                                    --------------          ------
TOTAL PREFERRED STOCKS..................................                23,058,994            0.8%
                                                                    --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities..................................                        --            0.0%
                                                                    --------------          ------

SPAIN -- (0.0%)
      Other Securities..................................                   346,815            0.0%
                                                                    --------------          ------
TOTAL RIGHTS/WARRANTS...................................                   346,815            0.0%
                                                                    --------------          ------
TOTAL INVESTMENT SECURITIES.............................             2,977,201,707
                                                                    --------------

                                                                       Value+
                                                                       ------

SECURITIES LENDING COLLATERAL -- (1.3%)
(S)@  DFA Short Term Investment Fund....................  3,273,011     37,868,737            1.3%
                                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,048,231,996)...............................              $3,015,070,444          100.7%
                                                                    ==============          ======

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $ 21,096,402 $  150,617,982   --    $  171,714,384
  Austria.....................           --      3,423,783   --         3,423,783
  Belgium.....................      984,528     50,015,713   --        51,000,241
  Canada......................  240,332,119             --   --       240,332,119
  Denmark.....................           --     49,260,262   --        49,260,262
  Finland.....................           --     18,850,962   --        18,850,962
  France......................   10,632,352    278,127,392   --       288,759,744
  Germany.....................   21,708,782    206,235,292   --       227,944,074
  Hong Kong...................           --     71,374,309   --        71,374,309
  Ireland.....................    1,230,250      5,094,002   --         6,324,252
  Israel......................    1,751,255     10,875,066   --        12,626,321
  Italy.......................    1,781,924     45,169,902   --        46,951,826
  Japan.......................   16,211,453    631,633,868   --       647,845,321
  Netherlands.................    7,516,170     73,929,679   --        81,445,849
  New Zealand.................           --      2,102,556   --         2,102,556
  Norway......................    5,021,947     15,135,244   --        20,157,191
  Portugal....................           --      1,278,387   --         1,278,387
  Singapore...................           --     29,904,401   --        29,904,401
  Spain.......................       11,357     93,856,321   --        93,867,678
  Sweden......................           --     93,429,907   --        93,429,907
  Switzerland.................    6,756,546    273,009,518   --       279,766,064
  United Kingdom..............  301,428,910    214,007,357   --       515,436,267
Preferred Stocks
  Germany.....................           --     23,058,994   --        23,058,994
Rights/Warrants
  Australia...................           --             --   --                --
  Spain.......................           --        346,815   --           346,815
Securities Lending Collateral.           --     37,868,737   --        37,868,737
                               ------------ --------------   --    --------------
TOTAL......................... $636,463,995 $2,378,606,449   --    $3,015,070,444
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                                   Percentage
                                                           Shares     Value++    of Net Assets**
                                                           ------     -------    ---------------
COMMON STOCKS -- (96.8%)
AUSTRALIA -- (4.3%)
    Australia & New Zealand Banking Group, Ltd..........    191,078 $  3,695,504            0.2%
    BHP Billiton, Ltd...................................    328,023    5,379,819            0.3%
    Macquarie Group, Ltd................................     70,545    4,271,431            0.2%
    National Australia Bank, Ltd........................    182,192    3,890,645            0.2%
    Woodside Petroleum, Ltd.............................    173,023    3,628,803            0.2%
    Other Securities....................................              72,134,415            3.3%
                                                                    ------------            ----
TOTAL AUSTRALIA.........................................              93,000,617            4.4%
                                                                    ------------            ----

AUSTRIA -- (0.4%)
    Other Securities....................................               8,783,316            0.4%
                                                                    ------------            ----

BELGIUM -- (1.2%)
    Anheuser-Busch InBev NV.............................     32,055    3,824,950            0.2%
    Other Securities....................................              23,112,853            1.1%
                                                                    ------------            ----
TOTAL BELGIUM...........................................              26,937,803            1.3%
                                                                    ------------            ----

BRAZIL -- (1.0%)
    Other Securities....................................              21,454,622            1.0%
                                                                    ------------            ----

CANADA -- (5.8%)
    Toronto-Dominion Bank (The).........................     92,478    3,796,435            0.2%
    Other Securities....................................             122,325,155            5.7%
                                                                    ------------            ----
TOTAL CANADA............................................             126,121,590            5.9%
                                                                    ------------            ----

CHILE -- (0.3%)
    Other Securities....................................               5,578,366            0.3%
                                                                    ------------            ----

CHINA -- (5.4%)
    China Construction Bank Corp. Class H...............  9,844,200    7,134,642            0.4%
    China Mobile, Ltd. Sponsored ADR....................     71,602    4,318,317            0.2%
    Industrial & Commercial Bank of China, Ltd. Class H. 10,068,460    6,386,475            0.3%
    Other Securities....................................              98,461,483            4.6%
                                                                    ------------            ----
TOTAL CHINA.............................................             116,300,917            5.5%
                                                                    ------------            ----

COLOMBIA -- (0.1%)
    Other Securities....................................               1,344,466            0.1%
                                                                    ------------            ----

CZECH REPUBLIC -- (0.0%)
    Other Securities....................................                 562,283            0.0%
                                                                    ------------            ----

DENMARK -- (1.3%)
    Other Securities....................................              27,492,656            1.3%
                                                                    ------------            ----

EGYPT -- (0.0%)
    Other Securities....................................                 139,548            0.0%
                                                                    ------------            ----

FINLAND -- (1.2%)
    UPM-Kymmene Oyj.....................................    189,105    3,540,229            0.2%
    Other Securities....................................              23,153,443            1.1%
                                                                    ------------            ----
TOTAL FINLAND...........................................              26,693,672            1.3%
                                                                    ------------            ----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 Percentage
                                                         Shares     Value++    of Net Assets**
                                                         ------     -------    ---------------
FRANCE -- (5.6%)
    BNP Paribas SA.....................................    66,145 $  4,008,202            0.2%
    Cie Generale des Etablissements Michelin...........    36,347    3,615,646            0.2%
    Engie SA...........................................   232,710    4,072,610            0.2%
    Orange SA..........................................   252,114    4,445,197            0.2%
    Sanofi.............................................    34,882    3,518,750            0.2%
    Total SA...........................................   182,093    8,805,802            0.4%
    Total SA Sponsored ADR.............................    86,536    4,173,631            0.2%
    Other Securities...................................             89,031,773            4.1%
                                                                  ------------           -----
TOTAL FRANCE...........................................            121,671,611            5.7%
                                                                  ------------           -----

GERMANY -- (5.1%)
    Allianz SE.........................................    20,893    3,657,690            0.2%
    BASF SE............................................    45,568    3,733,105            0.2%
    Bayerische Motoren Werke AG........................    44,033    4,510,228            0.2%
    Daimler AG.........................................    98,349    8,528,208            0.4%
    Deutsche Telekom AG................................   235,891    4,418,612            0.2%
    Fresenius SE & Co. KGaA............................    58,466    4,296,222            0.2%
    Siemens AG.........................................    35,964    3,612,373            0.2%
    Other Securities...................................             76,991,133            3.6%
                                                                  ------------           -----
TOTAL GERMANY..........................................            109,747,571            5.2%
                                                                  ------------           -----

GREECE -- (0.1%)
    Other Securities...................................              1,991,096            0.1%
                                                                  ------------           -----

HONG KONG -- (2.3%)
    Other Securities...................................             48,953,952            2.3%
                                                                  ------------           -----

HUNGARY -- (0.1%)
    Other Securities...................................              1,227,085            0.1%
                                                                  ------------           -----

INDIA -- (2.2%)
    Other Securities...................................             47,034,541            2.2%
                                                                  ------------           -----

INDONESIA -- (0.5%)
    Other Securities...................................             10,659,017            0.5%
                                                                  ------------           -----

IRELAND -- (0.4%)
    Other Securities...................................              9,440,240            0.4%
                                                                  ------------           -----

ISRAEL -- (0.6%)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.    67,449    3,992,306            0.2%
    Other Securities...................................              8,030,239            0.4%
                                                                  ------------           -----
TOTAL ISRAEL...........................................             12,022,545            0.6%
                                                                  ------------           -----

ITALY -- (2.1%)
    Other Securities...................................             45,876,365            2.2%
                                                                  ------------           -----

JAPAN -- (17.3%)
    Honda Motor Co., Ltd...............................   146,500    4,846,284            0.3%
    Mitsubishi UFJ Financial Group, Inc................   615,500    3,980,765            0.2%
    Mizuho Financial Group, Inc........................ 1,805,055    3,718,132            0.2%
    Nissan Motor Co., Ltd..............................   336,000    3,483,050            0.2%
    Sumitomo Mitsui Financial Group, Inc...............   110,183    4,395,601            0.2%
    Toyota Motor Corp..................................   117,055    7,171,308            0.4%
    Toyota Motor Corp. Sponsored ADR...................    41,028    5,030,853            0.3%
    Other Securities...................................            343,393,820           15.9%
                                                                  ------------           -----
TOTAL JAPAN............................................            376,019,813           17.7%
                                                                  ------------           -----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                Percentage
                                          Shares    Value++   of Net Assets**
                                          ------    -------   ---------------
   MALAYSIA -- (0.7%)
       Other Securities..................         $14,708,392            0.7%
                                                  -----------            ----

   MEXICO -- (1.0%)
       Other Securities..................          21,971,435            1.0%
                                                  -----------            ----

   NETHERLANDS -- (1.9%)
       Akzo Nobel NV.....................  49,228   3,481,914            0.2%
       ING Groep NV Sponsored ADR........ 240,205   3,475,766            0.2%
       Other Securities..................          35,090,835            1.6%
                                                  -----------            ----
   TOTAL NETHERLANDS.....................          42,048,515            2.0%
                                                  -----------            ----

   NEW ZEALAND -- (0.3%)
       Other Securities..................           7,130,826            0.3%
                                                  -----------            ----

   NORWAY -- (0.5%)
       Other Securities..................          11,877,537            0.6%
                                                  -----------            ----

   PERU -- (0.0%)
       Other Securities..................             425,671            0.0%
                                                  -----------            ----

   PHILIPPINES -- (0.3%)
       Other Securities..................           7,033,958            0.3%
                                                  -----------            ----

   POLAND -- (0.3%)
       Other Securities..................           7,154,098            0.3%
                                                  -----------            ----

   PORTUGAL -- (0.2%)
       Other Securities..................           5,198,037            0.2%
                                                  -----------            ----

   RUSSIA -- (0.2%)
       Other Securities..................           5,223,308            0.2%
                                                  -----------            ----

   SINGAPORE -- (0.9%)
       Other Securities..................          20,197,644            1.0%
                                                  -----------            ----

   SOUTH AFRICA -- (1.7%)
       Other Securities..................          36,491,709            1.7%
                                                  -----------            ----

   SOUTH KOREA -- (3.8%)
       Samsung Electronics Co., Ltd......   3,795   4,551,811            0.2%
       Samsung Electronics Co., Ltd. GDR.   6,979   4,169,735            0.2%
       Other Securities..................          74,846,732            3.5%
                                                  -----------            ----
   TOTAL SOUTH KOREA.....................          83,568,278            3.9%
                                                  -----------            ----

   SPAIN -- (1.9%)
       Iberdrola SA...................... 672,516   4,795,805            0.2%
       Other Securities..................          36,102,351            1.7%
                                                  -----------            ----
   TOTAL SPAIN...........................          40,898,156            1.9%
                                                  -----------            ----

   SWEDEN -- (2.3%)
       Other Securities..................          50,570,422            2.4%
                                                  -----------            ----

   SWITZERLAND -- (5.4%)
       ABB, Ltd.......................... 219,337   4,137,945            0.2%
       Nestle SA......................... 200,781  15,334,435            0.7%
       Novartis AG Sponsored ADR......... 117,451  10,621,094            0.5%
       Roche Holding AG..................  19,398   5,266,535            0.3%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                Percentage
                                                       Shares     Value++     of Net Assets**
                                                       ------     -------     ---------------
SWITZERLAND -- (Continued)
    Syngenta AG.......................................  10,331 $    3,470,909            0.2%
    Other Securities..................................             77,772,527            3.6%
                                                               --------------           -----
TOTAL SWITZERLAND.....................................            116,603,445            5.5%
                                                               --------------           -----

TAIWAN -- (3.4%)
    Other Securities..................................             74,579,052            3.5%
                                                               --------------           -----

THAILAND -- (0.6%)
    Other Securities..................................             11,997,039            0.6%
                                                               --------------           -----

TURKEY -- (0.4%)
    Other Securities..................................              7,757,038            0.4%
                                                               --------------           -----

UNITED KINGDOM -- (13.7%)
    BG Group P.L.C.................................... 331,326      5,234,459            0.3%
    BP P.L.C. Sponsored ADR........................... 302,198     10,788,469            0.5%
    HSBC Holdings P.L.C. Sponsored ADR................ 156,520      6,115,236            0.3%
#   Rio Tinto P.L.C. Sponsored ADR.................... 112,860      4,120,519            0.2%
    Royal Dutch Shell P.L.C. Sponsored ADR(B03MM73)... 149,242      7,863,561            0.4%
    Royal Dutch Shell P.L.C. Sponsored ADR(780259206).  65,742      3,448,825            0.2%
    Vodafone Group P.L.C. Sponsored ADR............... 137,812      4,543,677            0.2%
    Other Securities..................................            255,768,560           11.9%
                                                               --------------           -----
TOTAL UNITED KINGDOM..................................            297,883,306           14.0%
                                                               --------------           -----

UNITED STATES -- (0.0%)
    Other Securities..................................                 35,339            0.0%
                                                               --------------           -----
TOTAL COMMON STOCKS...................................          2,102,406,897           99.0%
                                                               --------------           -----

PREFERRED STOCKS -- (0.6%)
BRAZIL -- (0.3%)
    Other Securities..................................              6,890,173            0.3%
                                                               --------------           -----

CHILE -- (0.0%)
    Other Securities..................................                 65,480            0.0%
                                                               --------------           -----

COLOMBIA -- (0.0%)
    Other Securities..................................                180,838            0.0%
                                                               --------------           -----

GERMANY -- (0.3%)
    Other Securities..................................              4,781,362            0.2%
                                                               --------------           -----

ITALY -- (0.0%)
    Other Securities..................................                     --            0.0%
                                                               --------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities..................................                 30,441            0.0%
                                                               --------------           -----
TOTAL PREFERRED STOCKS................................             11,948,294            0.5%
                                                               --------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities..................................                     --            0.0%
                                                               --------------           -----

AUSTRIA -- (0.0%)
    Other Securities..................................                     --            0.0%
                                                               --------------           -----

CHINA -- (0.0%)
    Other Securities..................................                  1,237            0.0%
                                                               --------------           -----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                    Percentage
                                          Shares      Value++     of Net Assets**
                                          ------      -------     ---------------
 FRANCE -- (0.0%)
        Other Securities................           $       11,702            0.0%
                                                   --------------          ------

 HONG KONG -- (0.0%)
        Other Securities................                    1,463            0.0%
                                                   --------------          ------

 ITALY -- (0.0%)
        Other Securities................                       --            0.0%
                                                   --------------          ------

 MALAYSIA -- (0.0%)
        Other Securities................                    3,411            0.0%
                                                   --------------          ------

 SOUTH AFRICA -- (0.0%)
        Other Securities................                       --            0.0%
                                                   --------------          ------

 SOUTH KOREA -- (0.0%)
        Other Securities................                   16,638            0.0%
                                                   --------------          ------

 SPAIN -- (0.0%)
        Other Securities................                   30,913            0.0%
                                                   --------------          ------

 TAIWAN -- (0.0%)
        Other Securities................                       --            0.0%
                                                   --------------          ------

 THAILAND -- (0.0%)
        Other Securities................                    1,303            0.0%
                                                   --------------          ------

 UNITED KINGDOM -- (0.0%)
        Other Securities................                    1,602            0.0%
                                                   --------------          ------
 TOTAL RIGHTS/WARRANTS..................                   68,269            0.0%
                                                   --------------          ------

 BONDS -- (0.0%)

 INDIA -- (0.0%)
        Other Securities................                    1,976            0.0%
                                                   --------------          ------
 TOTAL INVESTMENT SECURITIES............            2,114,425,436
                                                   --------------

                                                      Value+
                                                      ------
 SECURITIES LENDING COLLATERAL -- (2.6%)
 (S)@   DFA Short Term Investment Fund.. 4,918,043     56,901,754            2.7%
                                                   --------------          ------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,984,046,857)..............             $2,171,327,190          102.2%
                                                   ==============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                             Investments in Securities (Market Value)
                          ----------------------------------------------
                            Level 1      Level 2    Level 3    Total
                          ------------ ------------ ------- ------------
        Common Stocks
          Australia...... $  2,898,635 $ 90,101,982   --    $ 93,000,617
          Austria........           --    8,783,316   --       8,783,316
          Belgium........    2,682,995   24,254,808   --      26,937,803
          Brazil.........    3,862,431   17,592,191   --      21,454,622
          Canada.........  126,115,809        5,781   --     126,121,590
          Chile..........    1,748,144    3,830,222   --       5,578,366
          China..........   11,135,690  105,165,227   --     116,300,917
          Colombia.......    1,344,466           --   --       1,344,466
          Czech Republic.           --      562,283   --         562,283

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
Common Stocks (Continued)      ------------ -------------- ------- --------------
  Denmark..................... $  1,107,208 $   26,385,448   --    $   27,492,656
  Egypt.......................           --        139,548   --           139,548
  Finland.....................       45,999     26,647,673   --        26,693,672
  France......................    8,999,406    112,672,205   --       121,671,611
  Germany.....................    6,134,914    103,612,657   --       109,747,571
  Greece......................           --      1,991,096   --         1,991,096
  Hong Kong...................      249,310     48,704,642   --        48,953,952
  Hungary.....................       28,828      1,198,257   --         1,227,085
  India.......................    2,045,420     44,989,121   --        47,034,541
  Indonesia...................      279,047     10,379,970   --        10,659,017
  Ireland.....................    1,688,585      7,751,655   --         9,440,240
  Israel......................    4,764,033      7,258,512   --        12,022,545
  Italy.......................    2,185,510     43,690,855   --        45,876,365
  Japan.......................   16,153,153    359,866,660   --       376,019,813
  Malaysia....................           --     14,708,392   --        14,708,392
  Mexico......................   21,971,426              9   --        21,971,435
  Netherlands.................    8,808,769     33,239,746   --        42,048,515
  New Zealand.................       20,853      7,109,973   --         7,130,826
  Norway......................    1,346,029     10,531,508   --        11,877,537
  Peru........................      425,671             --   --           425,671
  Philippines.................       47,420      6,986,538   --         7,033,958
  Poland......................           --      7,154,098   --         7,154,098
  Portugal....................           --      5,198,037   --         5,198,037
  Russia......................      200,356      5,022,952   --         5,223,308
  Singapore...................           --     20,197,644   --        20,197,644
  South Africa................    4,184,713     32,306,996   --        36,491,709
  South Korea.................    3,690,406     79,877,872   --        83,568,278
  Spain.......................    3,837,012     37,061,144   --        40,898,156
  Sweden......................      893,920     49,676,502   --        50,570,422
  Switzerland.................   17,617,957     98,985,488   --       116,603,445
  Taiwan......................    2,923,739     71,655,313   --        74,579,052
  Thailand....................   11,983,685         13,354   --        11,997,039
  Turkey......................       90,746      7,666,292   --         7,757,038
  United Kingdom..............   64,218,309    233,664,997   --       297,883,306
  United States...............        6,349         28,990   --            35,339
Preferred Stocks
  Brazil......................    1,333,601      5,556,572   --         6,890,173
  Chile.......................           --         65,480   --            65,480
  Colombia....................      180,838             --   --           180,838
  Germany.....................           --      4,781,362   --         4,781,362
  Italy.......................           --             --   --                --
  United Kingdom..............           --         30,441   --            30,441
Rights/Warrants
  Australia...................           --             --   --                --
  Austria.....................           --             --   --                --
  China.......................           --          1,237   --             1,237
  France......................           --         11,702   --            11,702
  Hong Kong...................           --          1,463   --             1,463
  Italy.......................           --             --   --                --
  Malaysia....................           --          3,411   --             3,411
  South Africa................           --             --   --                --
  South Korea.................           --         16,638   --            16,638
  Spain.......................           --         30,913   --            30,913
  Taiwan......................           --             --   --                --
  Thailand....................           --          1,303   --             1,303
  United Kingdom..............           --          1,602   --             1,602
Bonds
  India.......................           --          1,976   --             1,976
Securities Lending Collateral.           --     56,901,754   --        56,901,754
                               ------------ --------------   --    --------------
TOTAL......................... $337,251,382 $1,834,075,808   --    $2,171,327,190
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                                       Tax-Managed
                                                                          U.S.        Tax-Managed    Tax-Managed
                                                                       Marketwide     U.S. Equity   U.S. Targeted
                                                                     Value Portfolio  Portfolio*   Value Portfolio*
                                                                     --------------- ------------  ----------------
ASSETS:
Investments in Affiliated Investment Company at Value...............  $  3,861,152             --              --
Investments at Value (including $0, $278,895, $598,371 and
 $527,605 of securities on loan, respectively)......................            --   $  2,489,706    $  3,643,755
Temporary Cash Investments at Value & Cost..........................            --          5,799          39,162
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................            --        207,496         524,725
Cash................................................................            --             --              78
Receivables:
  Investment Securities/Affiliated Investment Company Sold..........            --            690          14,043
  Dividends, Interest and Tax Reclaims..............................            --          2,518           1,286
  Securities Lending Income.........................................            --             65             237
  Fund Shares Sold..................................................         1,079            936             835
Prepaid Expenses and Other Assets...................................            34             24              42
                                                                      ------------   ------------    ------------
     Total Assets...................................................     3,862,265      2,707,234       4,224,163
                                                                      ------------   ------------    ------------
LIABILITIES:
Payables:
  Due to Custodian..................................................            --             49              --
  Upon Return of Securities Loaned..................................            --        207,496         524,725
  Investment Securities/Affiliated Investment Company
   Purchased........................................................            --          4,708          26,670
  Fund Shares Redeemed..............................................           773            312             796
  Due to Advisor....................................................           481            345           1,293
Accrued Expenses and Other Liabilities..............................           140            171             207
                                                                      ------------   ------------    ------------
     Total Liabilities..............................................         1,394        213,081         553,691
                                                                      ------------   ------------    ------------
NET ASSETS..........................................................  $  3,860,871   $  2,494,153    $  3,670,472
                                                                      ============   ============    ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).............................   150,801,659    111,032,852     113,488,394
                                                                      ============   ============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE..........................................................  $      25.60   $      22.46    $      32.34
                                                                      ============   ============    ============
Investments in Affiliated Investment Company at Cost................  $  2,205,425   $         --    $         --
                                                                      ------------   ------------    ------------
Investments at Cost.................................................  $         --   $  1,259,768    $  2,251,329
                                                                      ============   ============    ============
NET ASSETS CONSIST OF:
Paid-In Capital.....................................................  $  2,234,908   $  1,582,207    $  2,146,037
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).............................................         7,827          5,563           3,851
Accumulated Net Realized Gain (Loss)................................       (37,591)      (323,555)        128,158
Net Unrealized Appreciation (Depreciation)..........................     1,655,727      1,229,938       1,392,426
                                                                      ------------   ------------    ------------
NET ASSETS..........................................................  $  3,860,871   $  2,494,153    $  3,670,472
                                                                      ============   ============    ============
(1) NUMBER OF SHARES AUTHORIZED.....................................   700,000,000    500,000,000     700,000,000
                                                                      ============   ============    ============

                                                                      Tax-Managed
                                                                     U.S. Small Cap
                                                                       Portfolio*
                                                                     --------------
ASSETS:
Investments in Affiliated Investment Company at Value...............            --
Investments at Value (including $0, $278,895, $598,371 and
 $527,605 of securities on loan, respectively)......................  $  2,176,975
Temporary Cash Investments at Value & Cost..........................        11,578
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................       487,786
Cash................................................................            21
Receivables:
  Investment Securities/Affiliated Investment Company Sold..........         5,888
  Dividends, Interest and Tax Reclaims..............................           744
  Securities Lending Income.........................................           169
  Fund Shares Sold..................................................           636
Prepaid Expenses and Other Assets...................................            26
                                                                      ------------
     Total Assets...................................................     2,683,823
                                                                      ------------
LIABILITIES:
Payables:
  Due to Custodian..................................................            --
  Upon Return of Securities Loaned..................................       487,786
  Investment Securities/Affiliated Investment Company
   Purchased........................................................         4,398
  Fund Shares Redeemed..............................................           291
  Due to Advisor....................................................           917
Accrued Expenses and Other Liabilities..............................           123
                                                                      ------------
     Total Liabilities..............................................       493,515
                                                                      ------------
NET ASSETS..........................................................  $  2,190,308
                                                                      ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).............................    59,575,503
                                                                      ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE..........................................................  $      36.77
                                                                      ============
Investments in Affiliated Investment Company at Cost................  $         --
                                                                      ------------
Investments at Cost.................................................  $  1,299,484
                                                                      ============
NET ASSETS CONSIST OF:
Paid-In Capital.....................................................  $  1,217,453
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).............................................         1,473
Accumulated Net Realized Gain (Loss)................................        93,891
Net Unrealized Appreciation (Depreciation)..........................       877,491
                                                                      ------------
NET ASSETS..........................................................  $  2,190,308
                                                                      ============
(1) NUMBER OF SHARES AUTHORIZED.....................................   500,000,000
                                                                      ============

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                                                               Tax-Managed    T.A. World ex
                                                                             T.A. U.S. Core        DFA          U.S. Core
                                                                                Equity 2      International      Equity
                                                                               Portfolio*    Value Portfolio*  Portfolio*
                                                                             --------------  ---------------- -------------
ASSETS:
Investments at Value (including $772,032, $38,495 and $68,102 of securities
 on loan, respectively)..................................................... $    5,521,597    $  2,977,201   $  2,114,425
Temporary Cash Investments at Value & Cost..................................         26,774              --             --
Collateral from Securities on Loan Invested in Affiliate at Value & Cost....        673,594          37,869         56,902
Foreign Currencies at Value.................................................             --           2,740          2,618
Cash........................................................................             --           4,418          9,056
Receivables:
  Investment Securities Sold................................................          2,985           1,955             77
  Dividends, Interest and Tax Reclaims......................................          4,941           9,345          4,547
  Securities Lending Income.................................................            215             106            157
  Fund Shares Sold..........................................................          4,319           4,829          2,498
Unrealized Gain on Foreign Currency Contracts...............................             --               2              1
Prepaid Expenses and Other Assets...........................................             61              54             39
                                                                             --------------    ------------   ------------
     Total Assets...........................................................      6,234,486       3,038,519      2,190,320
                                                                             --------------    ------------   ------------
LIABILITIES:
Payables:
  Due to Custodian..........................................................             50              --             --
  Upon Return of Securities Loaned..........................................        673,594          37,869         56,902
  Investment Securities Purchased...........................................          9,363           1,336          6,745
  Fund Shares Redeemed......................................................          1,051           2,883          1,405
  Due to Advisor............................................................          1,008           1,259            714
Unrealized Loss on Foreign Currency Contracts...............................             --              --              5
Accrued Expenses and Other Liabilities......................................            267             241            236
                                                                             --------------    ------------   ------------
     Total Liabilities......................................................        685,333          43,588         66,007
                                                                             --------------    ------------   ------------
NET ASSETS.................................................................. $    5,549,153    $  2,994,931   $  2,124,313
                                                                             ==============    ============   ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).....................................    393,732,364     215,863,972    228,416,071
                                                                             ==============    ============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE...................................................................... $        14.09    $      13.87   $       9.30
                                                                             ==============    ============   ============
Investments at Cost......................................................... $    3,456,434    $  3,010,363   $  1,927,145
                                                                             ==============    ============   ============
Foreign Currencies at Cost.................................................. $           --    $      2,736   $      2,613
                                                                             ==============    ============   ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................................. $    3,476,006    $  3,045,027   $  1,959,252
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).........................................................         10,700          10,536          6,297
Accumulated Net Realized Gain (Loss)........................................         (2,716)        (27,393)       (28,467)
Net Unrealized Foreign Exchange Gain (Loss).................................             --             (81)           (54)
Net Unrealized Appreciation (Depreciation)..................................      2,065,163         (33,158)       187,285
                                                                             --------------    ------------   ------------
NET ASSETS.................................................................. $    5,549,153    $  2,994,931   $  2,124,313
                                                                             ==============    ============   ============
(1) NUMBER OF SHARES AUTHORIZED.............................................  1,000,000,000     700,000,000    500,000,000
                                                                             ==============    ============   ============

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                          Tax-Managed
                                                                             U.S.                  Tax-Managed
                                                                          Marketwide  Tax-Managed U.S. Targeted  Tax-Managed
                                                                             Value    U.S. Equity     Value      U.S. Small
                                                                          Portfolio*   Portfolio    Portfolio   Cap Portfolio
                                                                          ----------- ----------- ------------- -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Company:
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $0,
   respectively).........................................................  $ 76,152          --            --           --
  Interest...............................................................         7          --            --           --
  Income from Securities Lending.........................................       967          --            --           --
  Expenses Allocated from Affiliated Investment Company..................    (8,006)         --            --           --
                                                                           --------    --------     ---------     --------
     Total Net Investment Income Received from Affiliated Investment
      Company............................................................    69,120          --            --           --
                                                                           --------    --------     ---------     --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $6, $10 and $5,
   respectively).........................................................        --    $ 47,837     $  56,477     $ 29,802
  Interest...............................................................        --           9            46           --
  Income from Securities Lending.........................................        --         650         2,937        2,418
                                                                           --------    --------     ---------     --------
     Total Investment Income.............................................        --      48,496        59,460       32,220
                                                                           --------    --------     ---------     --------
Fund Expenses
  Investment Advisory Services Fees......................................     3,707       4,813        15,351       10,883
  Administrative Services Fees...........................................     4,124          --            --           --
  Accounting & Transfer Agent Fees.......................................        24         139           211          128
  Custodian Fees.........................................................        --          35            51           39
  Filing Fees............................................................        83          53            91           57
  Shareholders' Reports..................................................        97          52            92           62
  Directors'/Trustees' Fees & Expenses...................................        18          12            18           10
  Professional Fees......................................................         8          46            73           43
  Other..................................................................       203         161           231          141
                                                                           --------    --------     ---------     --------
     Total Expenses......................................................     8,264       5,311        16,118       11,363
                                                                           --------    --------     ---------     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C)....................................    (2,118)        (16)           --           --
                                                                           --------    --------     ---------     --------
  Net Expenses...........................................................     6,146       5,295        16,118       11,363
                                                                           --------    --------     ---------     --------
  Net Investment Income (Loss)...........................................    62,974      43,201        43,342       20,857
                                                                           --------    --------     ---------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........................................    62,518      42,709       135,620       98,224
    Futures..............................................................        --          --        (2,054)        (328)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities................................................   (23,233)     20,870      (114,884)     (72,674)
                                                                           --------    --------     ---------     --------
  Net Realized and Unrealized Gain (Loss)................................    39,285      63,579        18,682       25,222
                                                                           --------    --------     ---------     --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations..............................................................  $102,259    $106,780     $  62,024     $ 46,079
                                                                           ========    ========     =========     ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                                        Tax-Managed
                                                                                            DFA      T.A. World ex
                                                                        T.A. U.S. Core International   U.S. Core
                                                                           Equity 2        Value        Equity
                                                                          Portfolio      Portfolio     Portfolio
                                                                        -------------- ------------- -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $20, $8,657 and $5,511,
   respectively).......................................................    $ 98,968      $ 108,023     $  59,455
  Interest.............................................................          75             --             1
  Income from Securities Lending.......................................       2,683          1,184         1,522
                                                                           --------      ---------     ---------
     Total Investment Income...........................................     101,726        109,207        60,978
                                                                           --------      ---------     ---------
Fund Expenses
  Investment Advisory Services Fees....................................      11,843         15,494         8,486
  Accounting & Transfer Agent Fees.....................................         309            190           135
  Custodian Fees.......................................................          82            293           533
  Filing Fees..........................................................         169            104            92
  Shareholders' Reports................................................         100            104            61
  Directors'/Trustees' Fees & Expenses.................................          26             15            10
  Professional Fees....................................................         106             93           123
  Other................................................................         341            249           179
                                                                           --------      ---------     ---------
     Total Expenses....................................................      12,976         16,542         9,619
                                                                           --------      ---------     ---------
  Fees Paid Indirectly (Note C)........................................          --             (6)           (6)
                                                                           --------      ---------     ---------
  Net Expenses.........................................................      12,976         16,536         9,613
                                                                           --------      ---------     ---------
  Net Investment Income (Loss).........................................      88,750         92,671        51,365
                                                                           --------      ---------     ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.........................................         (24)       (21,424)      (19,292)
    Foreign Currency Transactions......................................          --         (2,134)         (877)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................      16,434       (256,082)     (129,015)
    Translation of Foreign Currency Denominated Amounts................          --            202            68
                                                                           --------      ---------     ---------
  Net Realized and Unrealized Gain (Loss)..............................      16,410       (279,438)     (149,116)
                                                                           --------      ---------     ---------
Net Increase (Decrease) in Net Assets Resulting from Operations........    $105,160      $(186,767)    $ (97,751)
                                                                           ========      =========     =========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                          Tax-Managed U.S.        Tax-Managed U.S. Equity Tax-Managed U.S. Targeted
                                       Marketwide Value Portfolio        Portfolio            Value Portfolio
                                       -------------------------  ----------------------  ------------------------
                                          Year          Year         Year        Year        Year         Year
                                         Ended         Ended        Ended       Ended       Ended        Ended
                                        Oct. 31,      Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                          2015          2014         2015        2014        2015         2014
                                        ----------   ----------   ----------  ----------  ----------   ----------
Increase (Decrease) in Net
 Assets
Operations:
  Net Investment Income (Loss)........ $   62,974    $   49,619   $   43,201  $   35,813  $   43,342   $   27,195
  Net Realized Gain (Loss) on:
   Investment Securities Sold/
    Affiliated Investment
    Company Sold......................     62,518        13,291       42,709      27,514     135,620      131,281
   Futures............................         --            --           --          --      (2,054)        (690)
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities/Affiliated
    Investment Company................    (23,233)      407,407       20,870     253,351    (114,884)     194,442
                                        ----------   ----------   ----------  ----------  ----------   ----------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations.......................    102,259       470,317      106,780     316,678      62,024      352,228
                                        ----------   ----------   ----------  ----------  ----------   ----------
Distributions From:
  Net Investment Income...............    (60,761)      (49,288)     (42,330)    (35,329)    (40,745)     (28,250)
  Net Short-Term Gains................         --            --           --          --         (76)          --
  Net Long-Term Gains.................         --            --           --          --    (125,781)     (83,909)
                                        ----------   ----------   ----------  ----------  ----------   ----------
    Total Distributions...............    (60,761)      (49,288)     (42,330)    (35,329)   (166,602)    (112,159)
                                        ----------   ----------   ----------  ----------  ----------   ----------
  Capital Share Transactions (1):
  Shares Issued.......................    548,871       485,118      326,467     243,147     498,985      421,700
  Shares Issued in Lieu of Cash
   Distributions......................     59,551        48,347       39,973      33,504     164,498      110,967
  Shares Redeemed.....................   (453,223)     (400,756)    (248,188)   (238,010)   (460,740)    (401,482)
                                        ----------   ----------   ----------  ----------  ----------   ----------
    Net Increase (Decrease)
     from Capital Share
     Transactions.....................    155,199       132,709      118,252      38,641     202,743      131,185
                                        ----------   ----------   ----------  ----------  ----------   ----------
    Total Increase (Decrease) in
     Net Assets.......................    196,697       553,738      182,702     319,990      98,165      371,254
Net Assets
  Beginning of Year...................  3,664,174     3,110,436    2,311,451   1,991,461   3,572,307    3,201,053
                                        ----------   ----------   ----------  ----------  ----------   ----------
  End of Year......................... $3,860,871    $3,664,174   $2,494,153  $2,311,451  $3,670,472   $3,572,307
                                        ==========   ==========   ==========  ==========  ==========   ==========
(1) Shares Issued and
 Redeemed:
  Shares Issued.......................     21,617        20,163       14,775      11,836      15,381       13,051
  Shares Issued in Lieu of Cash
   Distributions......................      2,373         1,996        1,830       1,626       5,326        3,550
  Shares Redeemed.....................    (17,856)      (16,683)     (11,187)    (11,547)    (14,363)     (12,503)
                                        ----------   ----------   ----------  ----------  ----------   ----------
    Net Increase (Decrease)
     from Shares Issued and
     Redeemed.........................      6,134         5,476        5,418       1,915       6,344        4,098
                                        ==========   ==========   ==========  ==========  ==========   ==========
Undistributed Net Investment
 Income (Distributions in
 Excess of Net Investment
 Income).............................. $    7,827    $    7,038   $    5,563  $    4,691  $    3,851   $    2,763

                                       Tax-Managed U.S. Small
                                            Cap Portfolio
                                       ----------------------
                                          Year        Year
                                         Ended       Ended
                                        Oct. 31,    Oct. 31,
                                          2015        2014
                                       ----------  ----------
Increase (Decrease) in Net
 Assets
Operations:
  Net Investment Income (Loss)........ $   20,857  $   14,001
  Net Realized Gain (Loss) on:
   Investment Securities Sold/
    Affiliated Investment
    Company Sold......................     98,224      42,026
   Futures............................       (328)         --
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities/Affiliated
    Investment Company................    (72,674)    105,851
                                       ----------  ----------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations.......................     46,079     161,878
                                       ----------  ----------
Distributions From:
  Net Investment Income...............    (19,869)    (14,279)
  Net Short-Term Gains................         --          --
  Net Long-Term Gains.................    (38,979)         --
                                       ----------  ----------
    Total Distributions...............    (58,848)    (14,279)
                                       ----------  ----------
  Capital Share Transactions (1):
  Shares Issued.......................    310,541     293,195
  Shares Issued in Lieu of Cash
   Distributions......................     57,581      14,005
  Shares Redeemed.....................   (257,603)   (235,176)
                                       ----------  ----------
    Net Increase (Decrease)
     from Capital Share
     Transactions.....................    110,519      72,024
                                       ----------  ----------
    Total Increase (Decrease) in
     Net Assets.......................     97,750     219,623
Net Assets
  Beginning of Year...................  2,092,558   1,872,935
                                       ----------  ----------
  End of Year......................... $2,190,308  $2,092,558
                                       ==========  ==========
(1) Shares Issued and
 Redeemed:
  Shares Issued.......................      8,383       8,159
  Shares Issued in Lieu of Cash
   Distributions......................      1,619         389
  Shares Redeemed.....................     (6,992)     (6,577)
                                       ----------  ----------
    Net Increase (Decrease)
     from Shares Issued and
     Redeemed.........................      3,010       1,971
                                       ==========  ==========
Undistributed Net Investment
 Income (Distributions in
 Excess of Net Investment
 Income).............................. $    1,473  $    1,238

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                T.A. U.S. Core Equity 2     Tax-Managed DFA           T.A. World ex U.S. Core
                                                       Portfolio        International Value Portfolio    Equity Portfolio
                                                ----------------------  ----------------------------  ----------------------
                                                   Year        Year        Year           Year           Year        Year
                                                  Ended       Ended       Ended          Ended          Ended       Ended
                                                 Oct. 31,    Oct. 31,    Oct. 31,       Oct. 31,       Oct. 31,    Oct. 31,
                                                   2015        2014        2015           2014           2015        2014
                                                ----------  ----------   ----------     ----------    ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................. $   88,750  $   69,567  $   92,671     $  123,404     $   51,365  $   52,096
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................        (24)     67,738     (21,424)        11,012        (19,292)     (3,177)
    Foreign Currency Transactions..............         --          --      (2,134)          (985)          (877)       (438)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................     16,434     447,786    (256,082)      (180,297)      (129,015)    (61,190)
    Translation of Foreign Currency
     Denominated Amounts.......................         --          --         202           (361)            68        (161)
                                                ----------  ----------   ----------     ----------    ----------  ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................    105,160     585,091    (186,767)       (47,227)       (97,751)    (12,870)
                                                ----------  ----------   ----------     ----------    ----------  ----------
Distributions From:
    Net Investment Income......................    (85,159)    (66,232)    (85,979)      (120,029)       (50,580)    (50,359)
    Net Long-Term Gains........................    (65,625)    (39,638)     (2,413)            --             --      (4,097)
                                                ----------  ----------   ----------     ----------    ----------  ----------
     Total Distributions.......................   (150,784)   (105,870)    (88,392)      (120,029)       (50,580)    (54,456)
                                                ----------  ----------   ----------     ----------    ----------  ----------
Capital Share Transactions (1):
  Shares Issued................................  1,219,843     947,444     951,472        644,899        839,761     573,754
  Shares Issued in Lieu of Cash
   Distributions...............................    150,133     105,601      87,115        118,507         50,399      54,321
  Shares Redeemed..............................   (831,410)   (579,808)   (745,754)      (377,277)      (613,016)   (291,144)
                                                ----------  ----------   ----------     ----------    ----------  ----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    538,566     473,237     292,833        386,129        277,144     336,931
                                                ----------  ----------   ----------     ----------    ----------  ----------
     Total Increase (Decrease) in Net
      Assets...................................    492,942     952,458      17,674        218,873        128,813     269,605
Net Assets
  Beginning of Year............................  5,056,211   4,103,753   2,977,257      2,758,384      1,995,500   1,725,895
                                                ----------  ----------   ----------     ----------    ----------  ----------
  End of Year.................................. $5,549,153  $5,056,211  $2,994,931     $2,977,257     $2,124,313  $1,995,500
                                                ==========  ==========   ==========     ==========    ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued................................     86,397      69,846      66,366         40,390         87,442      55,671
  Shares Issued in Lieu of Cash
   Distributions...............................     10,899       7,944       5,863          7,273          5,244       5,218
  Shares Redeemed..............................    (59,495)    (43,069)    (52,624)       (23,934)       (65,047)    (28,483)
                                                ----------  ----------   ----------     ----------    ----------  ----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     37,801      34,721      19,605         23,729         27,639      32,406
                                                ==========  ==========   ==========     ==========    ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)....................................... $   10,700  $    7,977  $   10,536     $    5,745     $    6,297  $    7,102

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                             Tax-Managed U.S. Marketwide Value Portfolio
                              ----------------------------------------------------------------------     -----------
                                   Year           Year           Year           Year           Year         Year
                                  Ended          Ended          Ended          Ended          Ended        Ended
                                 Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,     Oct. 31,
                                   2015           2014           2013           2012           2011         2015
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Year..................... $    25.33     $    22.35     $    16.76     $    14.42     $    13.78     $    21.89
                              ----------     ----------     ----------     ----------     ----------     ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)................       0.43           0.35           0.32           0.28           0.22           0.40
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)...............       0.25           2.98           5.60           2.33           0.63           0.56
                              ----------     ----------     ----------     ----------     ----------     ----------
   Total from Investment
    Operations...............       0.68           3.33           5.92           2.61           0.85           0.96
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.......      (0.41)         (0.35)         (0.33)         (0.27)         (0.21)         (0.39)
   Total Distributions.......      (0.41)         (0.35)         (0.33)         (0.27)         (0.21)         (0.39)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year. $    25.60     $    25.33     $    22.35     $    16.76     $    14.42     $    22.46
============================  ==========     ==========     ==========     ==========     ==========     ==========
Total Return.................       2.73%         14.98%         35.71%         18.34%          6.15%          4.47%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)................. $3,860,871     $3,664,174     $3,110,436     $2,345,296     $2,063,119     $2,494,153
Ratio of Expenses to
 Average Net Assets..........       0.37%(B)       0.37%(B)       0.37%(B)       0.38%(B)       0.38%(B)       0.22%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees (Waived),
 (Expenses Reimbursed),
 and/or Previously Waived
 Fees Recovered by Advisor)..       0.43%(B)       0.37%(B)       0.37%(B)       0.38%(B)       0.38%(B)       0.22%
Ratio of Net Investment
 Income to Average Net
 Assets......................       1.65%          1.45%          1.66%          1.83%          1.45%          1.79%
Portfolio Turnover Rate......        N/A            N/A            N/A            N/A            N/A              1%
---------------------------------------------------------------------------------------------------------------------

                                  Tax-Managed U.S. Equity Portfolio
                              --------------------------------------------------
                                  Year         Year         Year         Year
                                 Ended        Ended        Ended        Ended
                                Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                  2014         2013         2012         2011
----------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Year..................... $     19.20  $     15.16  $     13.48  $    12.70
                              -----------  -----------  -----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)................        0.34         0.32         0.27        0.23
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)...............        2.69         4.05         1.67        0.77
                              -----------  -----------  -----------  ----------
   Total from Investment
    Operations...............        3.03         4.37         1.94        1.00
----------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.......       (0.34)       (0.33)       (0.26)      (0.22)
   Total Distributions.......       (0.34)       (0.33)       (0.26)      (0.22)
----------------------------------------------------------------------------------
Net Asset Value, End of Year. $     21.89  $     19.20  $     15.16  $    13.48
============================  ===========  ===========  ===========  ==========
Total Return.................       15.89%       29.15%       14.57%       7.92%
----------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)................. $ 2,311,451  $ 1,991,461  $ 1,522,411  $1,364,068
Ratio of Expenses to
 Average Net Assets..........        0.22%        0.22%        0.22%       0.22%**
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees (Waived),
 (Expenses Reimbursed),
 and/or Previously Waived
 Fees Recovered by Advisor)..        0.22%        0.22%        0.22%       0.23%**
Ratio of Net Investment
 Income to Average Net
 Assets......................        1.66%        1.89%        1.87%       1.65%
Portfolio Turnover Rate......           2%           3%           7%         11%*
----------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
* For the period February 28, 2011 through October 31, 2011. Effective February 28, 2011, the Portfolio invests directly in securities rather than through The Tax-Managed U.S. Equity Series.
**Represents the combined ratios for the Portfolio and, for the period
  November 1, 2010 through February 27, 2011, its respective pro-rata share of The Tax-Managed U.S. Equity Series.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                         Tax-Managed U.S. Targeted Value Portfolio
                              ---------------------------------------------------------------  -----------
                                  Year         Year         Year         Year         Year        Year
                                 Ended        Ended        Ended        Ended        Ended       Ended
                                Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                  2015         2014         2013         2012         2011        2015
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Year..................... $     33.34  $     31.06  $     22.89  $     20.02  $     19.09  $    36.99
                              -----------  -----------  -----------  -----------  -----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)................        0.39         0.26         0.33         0.21         0.14        0.36
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)...............        0.16         3.11         8.69         2.85         0.93        0.45
                              -----------  -----------  -----------  -----------  -----------  ----------
   Total from Investment
    Operations...............        0.55         3.37         9.02         3.06         1.07        0.81
-----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.......       (0.37)       (0.27)       (0.34)       (0.19)       (0.14)      (0.34)
 Net Realized Gains..........       (1.18)       (0.82)       (0.51)          --           --       (0.69)
                              -----------  -----------  -----------  -----------  -----------  ----------
   Total Distributions.......       (1.55)       (1.09)       (0.85)       (0.19)       (0.14)      (1.03)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year. $     32.34  $     33.34  $     31.06  $     22.89  $     20.02  $    36.77
============================  ===========  ===========  ===========  ===========  ===========  ==========
Total Return.................        1.89%       11.10%       40.60%       15.39%        5.58%       2.31%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)................. $ 3,670,472  $ 3,572,307  $ 3,201,053  $ 2,378,567  $ 2,191,055  $2,190,308
Ratio of Expenses to
 Average Net Assets..........        0.44%        0.43%        0.44%        0.44%        0.44%       0.52%
Ratio of Net Investment
 Income to Average Net
 Assets......................        1.19%        0.80%        1.24%        0.98%        0.66%       0.96%
Portfolio Turnover Rate......          14%           7%           6%          12%          21%          8%
-----------------------------------------------------------------------------------------------------------

                                Tax-Managed U.S. Small Cap Portfolio
                              ---------------------------------------------------
                                  Year         Year         Year         Year
                                 Ended        Ended        Ended        Ended
                                Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                  2014         2013         2012         2011
---------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Year..................... $     34.31  $     24.93  $     22.07  $     20.47
                              -----------  -----------  -----------  -----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)................        0.25         0.35         0.21         0.15
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)...............        2.69         9.40         2.85         1.59
                              -----------  -----------  -----------  -----------
   Total from Investment
    Operations...............        2.94         9.75         3.06         1.74
---------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.......       (0.26)       (0.37)       (0.20)       (0.14)
 Net Realized Gains..........          --           --           --           --
                              -----------  -----------  -----------  -----------
   Total Distributions.......       (0.26)       (0.37)       (0.20)       (0.14)
---------------------------------------------------------------------------------
Net Asset Value, End of Year. $     36.99  $     34.31  $     24.93  $     22.07
============================  ===========  ===========  ===========  ===========
Total Return.................        8.58%       39.55%       13.95%        8.50%
---------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)................. $ 2,092,558  $ 1,872,935  $ 1,331,266  $ 1,212,285
Ratio of Expenses to
 Average Net Assets..........        0.52%        0.52%        0.53%        0.53%
Ratio of Net Investment
 Income to Average Net
 Assets......................        0.70%        1.20%        0.90%        0.64%
Portfolio Turnover Rate......           7%           7%          17%          22%
---------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                             T.A. U.S. Core Equity 2 Portfolio
                              ---------------------------------------------------------------
                                  Year         Year         Year         Year         Year
                                 Ended        Ended        Ended        Ended        Ended
                                Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                  2015         2014         2013         2012         2011
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Year..................... $     14.21  $     12.78  $      9.75  $      8.63  $      8.18
                              -----------  -----------  -----------  -----------  -----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)................        0.24         0.20         0.19         0.16         0.12
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)...............        0.05         1.55         3.04         1.11         0.45
                              -----------  -----------  -----------  -----------  -----------
   Total from Investment
    Operations...............        0.29         1.75         3.23         1.27         0.57
-----------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.......       (0.23)       (0.20)       (0.19)       (0.15)       (0.12)
 Net Realized Gains..........       (0.18)       (0.12)       (0.01)          --           --
                              -----------  -----------  -----------  -----------  -----------
   Total Distributions.......       (0.41)       (0.32)       (0.20)       (0.15)       (0.12)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Year. $     14.09  $     14.21  $     12.78  $      9.75  $      8.63
============================  ===========  ===========  ===========  ===========  ===========
Total Return.................        2.14%       13.88%       33.58%       14.82%        6.97%
-----------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)................. $ 5,549,153  $ 5,056,211  $ 4,103,753  $ 2,853,234  $ 2,432,872
Ratio of Expenses to
 Average Net Assets..........        0.24%        0.24%        0.24%        0.24%        0.24%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees (Waived),
 (Expenses Reimbursed),
 and/or Previously Waived
 Fees Recovered by Advisor
 and Fees Paid Indirectly)...        0.24%        0.24%        0.24%        0.24%        0.24%
Ratio of Net Investment
 Income to Average Net
 Assets......................        1.65%        1.51%        1.72%        1.71%        1.39%
Portfolio Turnover Rate......           7%           7%           2%           6%           6%
-----------------------------------------------------------------------------------------------

                                        Tax-Managed DFA International Value Portfolio
                              ----------------------------------------------------------------
                                  Year         Year          Year         Year         Year
                                 Ended        Ended         Ended        Ended        Ended
                                Oct. 31,     Oct. 31,      Oct. 31,     Oct. 31,     Oct. 31,
                                  2015         2014          2013         2012         2011
------------------------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Year..................... $    15.17   $     15.99   $     12.91  $     12.99  $     14.53
                              ----------   -----------   -----------  -----------  -----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)................       0.44          0.66          0.39         0.42         0.46
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)...............      (1.32)        (0.83)         3.09        (0.10)       (1.55)
                              ----------   -----------   -----------  -----------  -----------
   Total from Investment
    Operations...............      (0.88)        (0.17)         3.48         0.32        (1.09)
------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.......      (0.41)        (0.65)        (0.40)       (0.40)       (0.45)
 Net Realized Gains..........      (0.01)           --            --           --           --
                              ----------   -----------   -----------  -----------  -----------
   Total Distributions.......      (0.42)        (0.65)        (0.40)       (0.40)       (0.45)
------------------------------------------------------------------------------------------------
Net Asset Value, End of Year. $    13.87   $     15.17   $     15.99  $     12.91  $     12.99
============================  ==========   ===========   ===========  ===========  ===========
Total Return.................      (5.93)%       (1.29)%       27.39%        2.77%       (7.81)%
------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)................. $2,994,931   $ 2,977,257   $ 2,758,384  $ 1,971,388  $ 1,843,496
Ratio of Expenses to
 Average Net Assets..........       0.53%         0.53%         0.53%        0.55%        0.55%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees (Waived),
 (Expenses Reimbursed),
 and/or Previously Waived
 Fees Recovered by Advisor
 and Fees Paid Indirectly)...       0.53%         0.53%         0.53%        0.55%        0.55%
Ratio of Net Investment
 Income to Average Net
 Assets......................       2.99%         4.13%         2.70%        3.32%        3.16%
Portfolio Turnover Rate......         25%           13%           12%          18%          16%
------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                           T.A. World ex U.S. Core Equity Portfolio
                              ----------------------------------------------------------------
                                  Year          Year         Year         Year         Year
                                 Ended         Ended        Ended        Ended        Ended
                                Oct. 31,      Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                  2015          2014         2013         2012         2011
------------------------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Year..................... $      9.94   $    10.25   $      8.56  $      8.39  $      9.31
                              -----------   ----------   -----------  -----------  -----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)................        0.24         0.28          0.23         0.23         0.25
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)...............       (0.65)       (0.30)         1.70         0.16        (0.93)
                              -----------   ----------   -----------  -----------  -----------
   Total from Investment
    Operations...............       (0.41)       (0.02)         1.93         0.39        (0.68)
------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.......       (0.23)       (0.27)        (0.24)       (0.22)       (0.24)
 Net Realized Gains..........          --        (0.02)           --           --           --
                              -----------   ----------   -----------  -----------  -----------
   Total Distributions.......       (0.23)       (0.29)        (0.24)       (0.22)       (0.24)
------------------------------------------------------------------------------------------------
Net Asset Value, End of Year. $      9.30   $     9.94   $     10.25  $      8.56  $      8.39
============================  ===========   ==========   ===========  ===========  ===========
Total Return.................       (4.15)%      (0.25)%       22.88%        4.90%       (7.55)%
------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)................. $ 2,124,313   $1,995,500   $ 1,725,895  $ 1,240,607  $ 1,042,981
Ratio of Expenses to
 Average Net Assets..........        0.45%        0.45%         0.46%        0.49%        0.48%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees (Waived),
 (Expenses Reimbursed),
 and/or Previously Waived
 Fees Recovered by Advisor
 and Fees Paid Indirectly)...        0.45%        0.45%         0.46%        0.49%        0.48%
Ratio of Net Investment
 Income to Average Net
 Assets......................        2.42%        2.71%         2.45%        2.77%        2.63%
Portfolio Turnover Rate......           5%           8%            2%           3%           5%
------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eighty-one operational portfolios, seven of which (the "Portfolios"), are included in this section of the report. The remaining seventy-four portfolios are presented in separate reports.

   Tax-Managed U.S. Marketwide Value Portfolio (the "Feeder Fund") primarily invests its assets in The Tax-Managed U.S. Marketwide Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At October 31, 2015, the Feeder Fund owned 72% of its Series.

   The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

   Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio are organized as stand-alone registered investment companies.

   Prior to February 28, 2011, Tax-Managed U.S. Equity Portfolio invested substantially all of its assets in The Tax-Managed U.S. Equity Series (the "Equity Series"). At the close of business February 25, 2011, Tax-Managed U.S. Equity Portfolio received its prorata share of cash and securities from the Equity Series in a complete liquidation of its interest in the Equity Series. Effective February 28, 2011, Tax-Managed U.S. Equity Portfolio invests directly in securities rather than through the Equity Series and maintains the same investment objective.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, and T.A. U.S. Core Equity 2 Portfolio (the "Domestic Equity Portfolios") and Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the

International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the secured is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Tax-Managed U.S. Marketwide Value Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The Feeder Fund recognizes its pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from its Series, which is treated as a partnership for federal income tax purposes.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   T.A. World ex U.S. Core Equity Portfolio is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolios. Prior to July 21, 2015, the Advisor received no compensation for the investment advisory services it provided to the Feeder Fund. On May 8, 2015 and June 10, 2015 at a Special Joint Meeting of Shareholders, shareholders of the Portfolios approved new investment management agreements, which became effective July 21, 2015, that provide a uniform agreement that increases transparency and better describes all of the services that the Advisor provides to each Portfolio. For each non-Feeder Portfolio, the rate charged under the new investment management agreement for investment management services is equal to the rate charged under each Portfolio's previous investment advisory or management agreement with the Advisor. For the Feeder Fund, the new investment management agreement replaced the Feeder Fund's investment advisory agreement (that provided for no investment advisory fee at the Feeder Fund level) and administration agreement and charges a rate equal to the combination of the rate charged under the Feeder Fund's previous administration agreement with the Advisor and the rate of the advisory fee charged by the Advisor to the Master Fund in which the Feeder Fund invests. In order to prevent the Feeder Fund from being subject to a higher level of investment management fees, the Advisor will permanently waive the Feeder Fund's investment management fee in the circumstances described in the notes below. For the year ended October 31, 2015, the Portfolios' investment advisory services/management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                                                           Advisory
                                                         Services Fees
          -                                              -------------
          Tax-Managed U.S. Equity Portfolio.............     0.20%
          Tax-Managed U.S. Targeted Value Portfolio.....     0.42%
          Tax-Managed U.S. Small Cap Portfolio..........     0.50%
          T.A. U.S. Core Equity 2 Portfolio.............     0.22%
          Tax-Managed DFA International Value Portfolio.     0.50%
          T.A. World ex U.S. Core Equity Portfolio......     0.40%

   Prior to July 21, 2015, the Feeder Fund paid fees to the Advisor pursuant to an administration agreement for administrative services, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services, that were accrued daily and paid monthly based on an effective annual rate of 0.15% of the Feeder Fund's average daily net assets. Effective July 21, 2015, the Feeder Fund's investment advisory services/management fees pursuant to the new investment management agreement were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.35% of the Feeder Fund's average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees and in certain instances, assume certain expenses of the Tax-Managed U.S. Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, and T.A. World ex U.S. Core Equity Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolios below will remain in effect through February 28, 2016, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. Pursuant to a Fee Waiver Agreement with the Feeder Fund, the Advisor has contractually agreed to waive management fees paid by the Feeder Fund, as described in the notes below. The Fee Waiver Agreement with the Feeder Fund will remain in effect permanently, unless terminated by the Feeder Fund. For the year ended
October 31, 2015, the Portfolios listed had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios listed, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of recovery.

                                                                                Previously
                                                                Recovery       Waived Fees/
                                                  Expense    of Previously   Expenses Assumed
                                                 Limitation   Waived Fees/   Subject to Future
Institutional Class Shares                         Amount   Expenses Assumed     Recovery
--------------------------                       ---------- ---------------- -----------------
Tax-Managed U.S. Marketwide Value Portfolio (1).    0.35%          --                --
Tax-Managed U.S. Equity Portfolio (2)...........    0.22%         $80              $125
T.A. U.S. Core Equity 2 Portfolio (3)...........    0.30%          --                --
T.A. World ex U.S. Core Equity Portfolio (4)....    0.60%          --                --

   (1) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Feeder Fund to the extent necessary to limit the total management fees paid to the Advisor by the Feeder Fund, including the proportionate share of the management fees the Feeder Fund pays indirectly through its investment in other funds managed by the Advisor, to the rate listed above as a percentage of the average net assets of a class of the Feeder Fund on an annualized basis.

   (2) The Advisor has contractually agreed to waive its management fee and assume the ordinary operating expenses of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to reduce the Portfolio's expenses when its total operating expenses exceed the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within 36 months and will not cause the Portfolio Expenses to exceed the Expense Limitation Amount.

   (3) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery is within 36 months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount.

   (4) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery is within 36 months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount.

Earned Income Credit:

   In addition, the Portfolio's custody expenses entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the year ended October 31, 2015, expenses reduced were as follows (amounts in thousands):

                                                          Fees Paid
                                                          Indirectly
                                                          ----------
           Tax-Managed DFA International Value Portfolio.     $6
           T.A. World ex U.S. Core Equity Portfolio......      6

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2015, the total related amounts paid to the CCO by the Fund were $275 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

              Tax-Managed U.S. Marketwide Value Portfolio... $ 89
              Tax-Managed U.S. Equity Portfolio.............  100
              Tax-Managed U.S. Targeted Value Portfolio.....   93
              Tax-Managed U.S. Small Cap Portfolio..........   54
              T.A. U.S. Core Equity 2 Portfolio.............   93
              Tax-Managed DFA International Value Portfolio.   82
              T.A. World ex U.S. Core Equity Portfolio......   40

E. Purchases and Sales of Securities:

   For the year ended October 31, 2015, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                      Purchases   Sales
                                                      ---------- --------
       Tax-Managed U.S. Equity Portfolio............. $  179,870 $ 25,310
       Tax-Managed U.S. Targeted Value Portfolio.....    588,900  490,494
       Tax-Managed U.S. Small Cap Portfolio..........    293,430  179,179
       T.A. U.S. Core Equity 2 Portfolio.............    911,247  359,380
       Tax-Managed DFA International Value Portfolio.  1,059,971  768,512
       T.A. World ex U.S. Core Equity Portfolio......    396,301  111,959

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to net foreign currency gains/losses, realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, foreign capital gains tax, tax equalization, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                  Increase       Increase
                                                                 (Decrease)     (Decrease)
                                                  Increase     Undistributed   Accumulated
                                                 (Decrease)    Net Investment  Net Realized
                                               Paid-In Capital     Income     Gains (Losses)
                                               --------------- -------------- --------------
Tax-Managed U.S. Marketwide Value Portfolio...     $1,424         $(1,424)            --
Tax-Managed U.S. Equity Portfolio.............         --               1        $    (1)
Tax-Managed U.S. Targeted Value Portfolio.....      6,446          (1,509)        (4,937)
Tax-Managed U.S. Small Cap Portfolio..........      4,457            (753)        (3,704)
T.A. U.S. Core Equity 2 Portfolio.............        882            (868)           (14)
Tax-Managed DFA International Value Portfolio.      1,465          (1,901)           436
T.A. World ex U.S. Core Equity Portfolio......      1,749          (1,590)          (159)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                               Net Investment
                                                 Income and
                                                 Short-Term     Long-Term   Tax Exempt
                                               Capital Gains  Capital Gains   Income    Total
                                               -------------- ------------- ---------- --------
Tax-Managed U.S. Marketwide Value Portfolio
2014..........................................    $ 49,288            --        --     $ 49,288
2015..........................................      60,761            --        --       60,761
Tax-Managed U.S. Equity Portfolio
2014..........................................      35,329            --        --       35,329
2015..........................................      42,330            --        --       42,330
Tax-Managed U.S. Targeted Value Portfolio
2014..........................................      28,250      $ 83,909        --      112,159
2015..........................................      40,821       125,781        --      166,602
Tax-Managed U.S. Small Cap Portfolio
2014..........................................      14,279            --        --       14,279
2015..........................................      19,870        38,979        --       58,849
T.A. U.S. Core Equity 2 Portfolio
2014..........................................      66,232        39,638        --      105,870
2015..........................................      85,159        65,625        --      150,784
Tax-Managed DFA International Value Portfolio
2014..........................................     120,029            --        --      120,029
2015..........................................      85,981         2,411        --       88,392
T.A. World ex U.S. Core Equity Portfolio
2014..........................................      50,468         3,988        --       54,456
2015..........................................      50,580            --        --       50,580

   At October 31, 2015, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                               Net Investment
                                                 Income and
                                                 Short-Term     Long-Term
                                               Capital Gains  Capital Gains Total
                                               -------------- ------------- ------
Tax-Managed U.S. Marketwide Value Portfolio...     $1,424            --     $1,424
Tax-Managed U.S. Targeted Value Portfolio.....      1,580        $4,866      6,446
Tax-Managed U.S. Small Cap Portfolio..........        783         3,674      4,457
T.A. U.S. Core Equity 2 Portfolio.............        876             2        878
Tax-Managed DFA International Value Portfolio.      1,465            --      1,465
T.A. World ex U.S. Core Equity Portfolio......      1,749            --      1,749

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                     Undistributed                                               Total Net
                                     Net Investment                                            Distributable
                                       Income and   Undistributed                 Unrealized     Earnings
                                       Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                     Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                     -------------- ------------- ------------- -------------- -------------
Tax-Managed U.S. Marketwide Value
  Portfolio.........................    $ 7,971             --      $ (37,141)    $1,655,277    $1,626,107
Tax-Managed U.S. Equity Portfolio...      5,661             --       (322,969)     1,229,681       912,373
Tax-Managed U.S. Targeted Value
  Portfolio.........................      3,943       $128,577             --      1,392,007     1,524,527
Tax-Managed U.S. Small Cap
  Portfolio.........................      1,526         94,181             --        877,201       972,908
T.A. U.S. Core Equity 2 Portfolio...     10,796            163             --      2,062,284     2,073,243
Tax-Managed DFA International Value
  Portfolio.........................     10,616             --        (23,126)       (37,505)      (50,015)
T.A. World ex U.S. Core Equity
  Portfolio.........................      7,982             --        (25,489)       182,607       165,100

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                 Expires on October 31,
                                   ---------------------------------------------------
                                    2016     2017   2018 2019 2020 2021 2022 Unlimited  Total
                                   ------- -------- ---- ---- ---- ---- ---- --------- --------
Tax-Managed U.S. Marketwide
  Value Portfolio.................      -- $ 37,141  --   --   --   --   --        --  $ 37,141
Tax-Managed U.S. Equity
  Portfolio....................... $36,404  286,566  --   --   --   --   --        --   322,970
Tax-Managed U.S. Targeted Value
  Portfolio.......................      --       --  --   --   --   --   --        --        --
Tax-Managed U.S. Small Cap
  Portfolio.......................      --       --  --   --   --   --   --        --        --
T.A. U.S. Core Equity 2 Portfolio.      --       --  --   --   --   --   --        --        --
Tax-Managed DFA International
  Value Portfolio.................      --       --  --   --   --   --   --   $23,126    23,126
T.A. World ex U.S. Core Equity
  Portfolio.......................      --       --  --   --   --   --   --    25,489    25,489

   During the year ended October 31, 2015, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

              Tax-Managed U.S. Marketwide Value Portfolio. $62,521
              Tax-Managed U.S. Equity Portfolio...........  42,514

   At October 31, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                         Net
                                                                                      Unrealized
                                                Federal    Unrealized   Unrealized   Appreciation
                                                Tax Cost  Appreciation Depreciation (Depreciation)
                                               ---------- ------------ ------------ --------------
Tax-Managed U.S. Marketwide Value Portfolio... $2,205,875  $1,655,352   $     (75)    $1,655,277
Tax-Managed U.S. Equity Portfolio.............  1,473,320   1,271,544     (41,863)     1,229,681
Tax-Managed U.S. Targeted Value Portfolio.....  2,815,635   1,552,340    (160,333)     1,392,007
Tax-Managed U.S. Small Cap Portfolio..........  1,799,138     951,170     (73,969)       877,201
T.A. U.S. Core Equity 2 Portfolio.............  4,159,682   2,153,546     (91,263)     2,062,283
Tax-Managed DFA International Value Portfolio.  3,052,499     357,791    (395,220)       (37,429)
T.A. World ex U.S. Core Equity Portfolio......  1,988,671     471,198    (288,542)       182,656

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. Futures Contracts: The Portfolios may enter into futures contracts to adjust market exposure on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, the Portfolio deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements.

The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized gains and losses from the Portfolios' derivative instrument holdings through the year ended October 31, 2015:

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts             Net Realized Gain (Loss) on: Futures

   The following is a summary of the realized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2015 (amounts in thousands):

                                                     Realized Gain (Loss) on
                                                     Derivatives Recognized in Income
                                                     -------------------------------
                                                                      Equity
                                                      Total          Contracts
                                                        -------      ---------
         Tax-Managed U.S. Targeted Value Portfolio*. $(2,054)         $(2,054)
         Tax-Managed U.S. Small Cap Portfolio**.....    (328)            (328)

* As of October 31, 2015, there were no futures contracts outstanding. During the year ended October 31, 2015, the Portfolios had limited activity in futures contracts.

**During the year ended October 31, 2015, Tax-Managed U.S. Small Cap Portolio's average notional contract amount of outstanding futures contracts was $835 (in thousands).

H. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. A line of credit with similar terms was in effect through March 31, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 9, 2015. A line of credit with similar terms was in effect through January 8, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the year ended October 31, 2015, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                            Weighted      Weighted    Number of   Interest Maximum Amount
                                             Average      Average        Days     Expense  Borrowed During
                                          Interest Rate Loan Balance Outstanding* Incurred   The Period
                                          ------------- ------------ ------------ -------- ---------------
Tax-Managed U.S. Equity Portfolio........     0.87%       $ 1,538         16        $ 1        $ 3,717
Tax-Managed U.S. Targeted Value
  Portfolio..............................     0.89%         1,706          5         --          3,247
Tax-Managed U.S. Small Cap Portfolio.....     0.88%           282          3         --            507
T.A. U.S. Core Equity 2 Portfolio........     0.88%        12,456         18          5         19,332
Tax-Managed DFA International Value
  Portfolio..............................     0.79%         9,774         29          7         52,292
T.A. World ex U.S. Core Equity Portfolio.     0.88%         8,583         41          9         31,984

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2015, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of October 31, 2015.

   Pursuant to a recently obtained exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   For the year ended October 31, 2015, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

                               Borrower   Weighted      Weighted    Number of   Interest  Maximum Amount
                                  or       Average      Average        Days     Expense/  Borrowed/Loaned
                                Lender  Interest Rate Loan Balance Outstanding*  Income  During The Period
                               -------- ------------- ------------ ------------ -------- -----------------
Tax-Managed DFA International
  Value Portfolio............. Borrower     0.50%       $53,403         3          $2         $53,403

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2015, that the Portfolio utilized an interfund loan.

   The Portfolios had no outstanding interfund loans as of October 31, 2015.

I. Affiliated Trades

   Cross trades for the year ended October 31, 2015 if any, were executed by the Portfolio pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which Dimensional Fund Advisors LP (or an affiliate) serves as investment adviser. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7."

   For the year ended October 31, 2015, cross trades by the Portfolios under Rule 17a-7 were as follows:

        Portfolio                                      Purchases  Sales
        ---------                                      --------- -------
        Tax-Managed U.S. Equity Portfolio.............  $17,894  $   284
        Tax-Managed U.S. Targeted Value Portfolio.....   11,289   28,864
        Tax-Managed U.S. Small Cap Portfolio..........   11,874    7,033
        T.A. U.S. Core Equity 2 Portfolio.............   28,074   37,468
        Tax-Managed DFA International Value Portfolio.    2,161   20,471
        T.A. World ex U.S. Core Equity Portfolio......    2,662      688

J. Securities Lending:

   As of October 31, 2015, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolios received cash collateral. In addition, the following Portfolios received non-cash collateral consisting of short and/or long term U.S. government securities (amounts in thousands):

                                                            Market
                                                            Value
                                                           --------
            Tax-Managed U.S. Equity Portfolio............. $ 73,987
            Tax-Managed U.S. Targeted Value Portfolio.....   85,963
            Tax-Managed U.S. Small Cap Portfolio..........   53,829
            T.A. U.S. Core Equity 2 Portfolio.............  112,350
            Tax-Managed DFA International Value Portfolio.    2,202
            T.A. World ex U.S. Core Equity Portfolio......   18,196

   Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, the Portfolios with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Other:

   At October 31, 2015, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                Approximate
                                                                 Percentage
                                                   Number of   of Outstanding
                                                  Shareholders     Shares
                                                  ------------ --------------
   Tax-Managed U.S. Marketwide Value Portfolio...      3             90%
   Tax-Managed U.S. Equity Portfolio.............      3             87%
   Tax-Managed U.S. Targeted Value Portfolio.....      3             95%
   Tax-Managed U.S. Small Cap Portfolio..........      3             92%
   T.A. U.S. Core Equity 2 Portfolio.............      3             91%
   Tax-Managed DFA International Value Portfolio.      3             93%
   T.A. World ex U.S. Core Equity Portfolio......      3             91%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The Tax-Managed U.S. Marketwide Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

   The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits might be that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The Tax-Managed U.S. Marketwide Value Series.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments/summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Managed U.S. Marketwide Value Portfolio, Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodians, brokers and transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2015

                      RESULTS OF THE SHAREHOLDER MEETING

                                  (Unaudited)

   On May 8, 2015 and June 10, 2015, DFA Investment Dimensions Group Inc. ("DFAIDG") held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DFAIDG and the Portfolios, including, among other items, the election of Directors, the approval of an updated investment management agreement, and the amendment of certain fundamental investment limitations. The shareholders of the Portfolios approved each of the applicable proposals for DFAIDG and the Portfolios presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by each Portfolio. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DFAIDG

Proposal 1: Election of Directors/Trustees*

                                            % Voted % FOR              % Voted  % WITHHOLD
                                   FOR        FOR   of O/S  WITHHOLD   WITHHOLD   of O/S
                              ------------- ------- ------ ----------- -------- ----------
(a) David G. Booth........... 9,813,303,615 98.22%  63.03% 178,323,699  1.78%     1.15%
(b) George M. Constantinides. 9,825,715,266 98.34%  63.11% 165,912,043  1.66%     1.07%
(c) John P. Gould............ 9,821,346,669 98.30%  63.09% 170,280,645  1.70%     1.09%
(d) Roger G. Ibbotson........ 9,825,084,982 98.33%  63.11% 166,542,033  1.67%     1.07%
(e) Edward P. Lazear......... 9,824,635,836 98.33%  63.11% 166,991,519  1.67%     1.07%
(f) Eduardo A. Repetto....... 9,836,468,256 98.45%  63.18% 155,159,090  1.55%     1.00%
(g) Myron S. Scholes......... 9,816,729,833 98.25%  63.06% 174,897,480  1.75%     1.12%
(h) Abbie J. Smith........... 9,806,645,531 98.15%  62.99% 184,978,779  1.85%     1.19%

*  Results are for all Portfolios within DFAIDG

T.A. U.S. Core Equity 2 Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 200,590,604 97.64%  53.80% 4,852,757  2.36%     1.30%
(b) George M. Constantinides. 200,686,642 97.68%  53.83% 4,756,719  2.32%     1.28%
(c) John P. Gould............ 200,667,587 97.68%  53.82% 4,775,774  2.32%     1.28%
(d) Roger G. Ibbotson........ 200,682,098 97.68%  53.82% 4,761,263  2.32%     1.28%
(e) Edward P. Lazear......... 200,735,681 97.71%  53.84% 4,707,680  2.29%     1.26%
(f) Eduardo A. Repetto....... 200,781,476 97.73%  53.85% 4,661,885  2.27%     1.25%
(g) Myron S. Scholes......... 200,739,415 97.71%  53.84% 4,703,946  2.29%     1.26%
(h) Abbie J. Smith........... 200,607,397 97.65%  53.80% 4,835,964  2.35%     1.30%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
154,361,611  75.14%  41.40% 1,099,556  0.54%    0.29%   4,473,573  2.18%    1.20%   45,508,621  22.15%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
153,202,297  74.57%  41.09% 1,783,615  0.87%    0.48%   4,948,828  2.41%    1.33%   45,508,621  22.15%

T.A. World ex U.S. Core Equity Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 122,966,694 97.06%  57.83% 3,726,773  2.94%     1.75%
(b) George M. Constantinides. 123,402,099 97.40%  58.04% 3,291,368  2.60%     1.55%
(c) John P. Gould............ 123,252,286 97.28%  57.97% 3,441,181  2.72%     1.62%
(d) Roger G. Ibbotson........ 123,374,550 97.38%  58.02% 3,318,917  2.62%     1.56%
(e) Edward P. Lazear......... 123,413,635 97.41%  58.04% 3,279,832  2.59%     1.54%
(f) Eduardo A. Repetto....... 123,418,105 97.41%  58.04% 3,275,362  2.59%     1.54%
(g) Myron S. Scholes......... 123,400,542 97.40%  58.04% 3,292,925  2.60%     1.55%
(h) Abbie J. Smith........... 123,430,888 97.42%  58.05% 3,262,579  2.58%     1.53%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
92,512,845  73.02%  43.51% 964,725  0.76%    0.45%   3,077,710  2.43%    1.45%   30,138,187  23.79%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
92,912,894  73.34%  43.70% 604,097  0.48%    0.28%   3,038,291  2.40%    1.43%   30,138,187  23.79%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
92,359,838  72.90%  43.44% 1,010,281  0.80%    0.48%   3,185,161  2.51%    1.50%   30,138,187  23.79%

Tax-Managed DFA International Value Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 113,746,710 97.45%  55.05% 2,971,821  2.55%     1.44%
(b) George M. Constantinides. 114,446,179 98.05%  55.39% 2,272,352  1.95%     1.10%
(c) John P. Gould............ 114,435,228 98.04%  55.38% 2,283,303  1.96%     1.11%
(d) Roger G. Ibbotson........ 114,445,124 98.05%  55.39% 2,273,407  1.95%     1.10%
(e) Edward P. Lazear......... 114,417,171 98.03%  55.37% 2,301,360  1.97%     1.11%
(f) Eduardo A. Repetto....... 114,422,890 98.03%  55.38% 2,295,641  1.97%     1.11%
(g) Myron S. Scholes......... 114,429,173 98.04%  55.38% 2,289,358  1.96%     1.11%
(h) Abbie J. Smith........... 114,422,224 98.03%  55.37% 2,296,307  1.97%     1.11%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
97,391,518  83.44%  47.13% 1,782,515  1.53%    0.86%   1,845,360  1.58%    0.89%   15,699,138  13.45%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
97,606,876  83.63%  47.24% 1,579,212  1.35%    0.76%   1,833,306  1.57%    0.89%   15,699,138  13.45%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
97,301,550  83.36%  47.09% 1,804,767  1.55%    0.87%   1,913,076  1.64%    0.93%   15,699,138  13.45%

Tax-Managed U.S. Equity Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 54,909,557 98.58%  51.43% 788,958   1.42%     0.74%
(b) George M. Constantinides. 54,955,600 98.67%  51.47% 742,915   1.33%     0.70%
(c) John P. Gould............ 54,876,342 98.52%  51.40% 822,173   1.48%     0.77%
(d) Roger G. Ibbotson........ 54,959,042 98.67%  51.47% 739,473   1.33%     0.69%
(e) Edward P. Lazear......... 54,926,631 98.61%  51.44% 771,884   1.39%     0.72%
(f) Eduardo A. Repetto....... 54,915,429 98.59%  51.43% 783,086   1.41%     0.73%
(g) Myron S. Scholes......... 54,925,725 98.61%  51.44% 772,790   1.39%     0.72%
(h) Abbie J. Smith........... 54,929,208 98.62%  51.45% 769,307   1.38%     0.72%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
46,303,005  83.13%  43.37% 546,758  0.98%    0.51%   902,903  1.62%    0.85%   7,945,849  14.27%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
45,989,148  82.57%  43.07% 785,131  1.41%    0.74%   978,387  1.76%    0.92%   7,945,849  14.27%

Tax-Managed U.S. Marketwide Value Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR            % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ---------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 85,219,273 98.29%  57.66% 1,485,659  1.71%     1.01%
(b) George M. Constantinides. 85,373,910 98.46%  57.76% 1,331,020  1.54%     0.90%
(c) John P. Gould............ 85,374,928 98.47%  57.76% 1,330,003  1.53%     0.90%
(d) Roger G. Ibbotson........ 85,393,077 98.49%  57.77% 1,311,854  1.51%     0.89%
(e) Edward P. Lazear......... 84,318,454 97.25%  57.05% 2,386,476  2.75%     1.61%
(f) Eduardo A. Repetto....... 85,379,748 98.47%  57.77% 1,325,183  1.53%     0.90%
(g) Myron S. Scholes......... 85,374,652 98.47%  57.76% 1,330,279  1.53%     0.90%
(h) Abbie J. Smith........... 85,387,912 98.48%  57.77% 1,317,018  1.52%     0.89%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
71,905,130  82.93%  48.65% 936,845  1.08%    0.63%   1,229,143  1.42%    0.83%   12,633,814  14.57%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
71,728,631  82.73%  48.53% 1,031,877  1.19%    0.70%   1,310,609  1.51%    0.89%   12,633,814  14.57%

Proposal 7: Election of Trustees of Master Fund

                                         % Voted % FOR            % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ---------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 84,892,788 97.91%  57.44% 1,812,142  2.09%     1.23%
(b) George M. Constantinides. 85,037,722 98.08%  57.53% 1,667,209  1.92%     1.13%
(c) John P. Gould............ 85,034,440 98.07%  57.53% 1,670,490  1.93%     1.13%
(d) Roger G. Ibbotson........ 85,052,680 98.09%  57.54% 1,652,251  1.91%     1.12%
(e) Edward P. Lazear......... 83,985,432 96.86%  56.82% 2,719,499  3.14%     1.84%
(f) Eduardo A. Repetto....... 85,035,714 98.07%  57.53% 1,669,217  1.93%     1.13%
(g) Myron S. Scholes......... 85,032,649 98.07%  57.53% 1,672,280  1.93%     1.13%
(h) Abbie J. Smith........... 85,054,135 98.10%  57.55% 1,650,796  1.90%     1.12%

Proposal 9: Approval of an Updated Investment Management Agreement Between Dimensional Fund Advisors LP and Master Fund

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
71,772,115  82.78%  48.56% 958,102  1.11%    0.65%   1,340,901  1.55%    0.91%   12,633,814  14.57%

Proposal 10: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities of Master Fund.

            % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
71,669,401  82.66%  48.49% 1,024,499  1.18%    0.69%   1,377,215  1.59%    0.93%   12,633,814  14.57%

Tax-Managed U.S. Small Cap Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 30,899,581 98.81%  53.24% 373,142   1.19%     0.64%
(b) George M. Constantinides. 30,946,729 98.96%  53.32% 325,994   1.04%     0.56%
(c) John P. Gould............ 30,941,608 98.94%  53.31% 331,115   1.06%     0.57%
(d) Roger G. Ibbotson........ 30,949,172 98.97%  53.32% 323,551   1.03%     0.56%
(e) Edward P. Lazear......... 30,617,195 97.90%  52.75% 655,528   2.10%     1.13%
(f) Eduardo A. Repetto....... 30,926,245 98.89%  53.28% 346,478   1.11%     0.60%
(g) Myron S. Scholes......... 30,939,486 98.93%  53.31% 333,237   1.07%     0.57%
(h) Abbie J. Smith........... 30,929,445 98.90%  53.29% 343,278   1.10%     0.59%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
26,919,243  86.08%  46.38% 146,506  0.47%    0.25%   450,097  1.44%    0.78%   3,756,877  12.01%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
26,681,418  85.32%  45.97% 345,304  1.10%    0.59%   489,122  1.56%    0.84%   3,756,877  12.01%

Tax-Managed U.S. Targeted Value Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR            % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ---------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 56,416,226 97.58%  50.94% 1,399,159  2.42%     1.26%
(b) George M. Constantinides. 56,480,285 97.69%  51.00% 1,335,100  2.31%     1.21%
(c) John P. Gould............ 56,482,299 97.69%  51.00% 1,333,086  2.31%     1.20%
(d) Roger G. Ibbotson........ 56,500,223 97.73%  51.02% 1,315,162  2.27%     1.19%
(e) Edward P. Lazear......... 55,674,872 96.30%  50.28% 2,140,513  3.70%     1.93%
(f) Eduardo A. Repetto....... 56,475,480 97.68%  51.00% 1,339,905  2.32%     1.21%
(g) Myron S. Scholes......... 56,484,642 97.70%  51.01% 1,330,743  2.30%     1.20%
(h) Abbie J. Smith........... 56,493,523 97.71%  51.01% 1,321,862  2.29%     1.19%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- --------- --------
48,299,907  83.54%  43.62% 804,130  1.39%    0.73%   1,174,260  2.03%    1.06%   7,537,088  13.04%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- --------- --------
48,119,786  83.23%  43.45% 937,342  1.62%    0.85%   1,221,167  2.11%    1.10%   7,537,088  13.04%

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES VS.
RUSSELL 3000(R) VALUE INDEX
October 31, 2005-October 31, 2015

                                    [CHART]

            The Tax-Managed U.S. Marketwide         Russell 3000/R/
                     Value Series                     Value Index
            -------------------------------       -------------------
10/31/05               $10,000                           $10,000
11/30/05                10,397                            10,334
12/31/05                10,447                            10,383
 1/31/06                11,027                            10,826
 2/28/06                11,002                            10,886
 3/31/06                11,260                            11,068
 4/30/06                11,544                            11,326
 5/31/06                11,216                            11,023
 6/30/06                11,292                            11,099
 7/31/06                11,222                            11,330
 8/31/06                11,279                            11,533
 9/30/06                11,500                            11,752
10/31/06                11,941                            12,156
11/30/06                12,237                            12,440
12/31/06                12,470                            12,703
 1/31/07                12,798                            12,868
 2/28/07                12,634                            12,672
 3/31/07                12,779                            12,864
 4/30/07                13,233                            13,308
 5/31/07                13,856                            13,789
 6/30/07                13,560                            13,467
 7/31/07                12,823                            12,799
 8/31/07                12,754                            12,952
 9/30/07                13,075                            13,365
10/31/07                13,088                            13,378
11/30/07                12,319                            12,697
12/31/07                12,268                            12,575
 1/31/08                11,783                            12,070
 2/29/08                11,355                            11,567
 3/31/08                11,147                            11,500
 4/30/08                11,777                            12,045
 5/31/08                12,042                            12,059
 6/30/08                10,712                            10,905
 7/31/08                10,630                            10,912
 8/31/08                10,844                            11,124
 9/30/08                 9,924                            10,332
10/31/08                 7,706                             8,519
11/30/08                 6,944                             7,878
12/31/08                 7,177                             8,016
 1/31/09                 6,244                             7,076
 2/28/09                 5,406                             6,128
 3/31/09                 5,974                             6,654
 4/30/09                 7,007                             7,394
 5/31/09                 7,536                             7,827
 6/30/09                 7,429                             7,772
 7/31/09                 8,192                             8,428
 8/31/09                 8,733                             8,866
 9/30/09                 9,124                             9,216
10/31/09                 8,689                             8,908
11/30/09                 9,093                             9,393
12/31/09                 9,427                             9,601
 1/31/10                 9,162                             9,330
 2/28/10                 9,584                             9,635
 3/31/10                10,340                            10,277
 4/30/10                10,744                            10,581
 5/31/10                 9,824                             9,709
 6/30/10                 9,074                             9,137
 7/31/10                 9,798                             9,758
 8/31/10                 9,156                             9,316
 9/30/10                10,069                            10,060
10/31/10                10,460                            10,369
11/30/10                10,485                            10,339
12/31/10                11,474                            11,158
 1/31/11                11,758                            11,391
 2/28/11                12,420                            11,824
 3/31/11                12,502                            11,880
 4/30/11                12,798                            12,186
 5/31/11                12,596                            12,050
 6/30/11                12,376                            11,799
 7/31/11                11,853                            11,408
 8/31/11                10,863                            10,671
 9/30/11                 9,761                             9,836
10/31/11                11,122                            10,985
11/30/11                11,033                            10,931
12/31/11                11,147                            11,147
 1/31/12                11,727                            11,594
 2/29/12                12,344                            12,033
 3/31/12                12,609                            12,391
 4/30/12                12,376                            12,260
 5/31/12                11,506                            11,539
 6/30/12                12,111                            12,110
 7/31/12                12,218                            12,217
 8/31/12                12,678                            12,490
 9/30/12                13,132                            12,891
10/31/12                13,176                            12,820
11/30/12                13,258                            12,818
12/31/12                13,642                            13,103
 1/31/13                14,543                            13,949
 2/28/13                14,770                            14,147
 3/31/13                15,501                            14,709
 4/30/13                15,608                            14,913
 5/31/13                16,118                            15,301
 6/30/13                16,024                            15,171
 7/31/13                17,001                            16,003
 8/31/13                16,497                            15,388
 9/30/13                17,101                            15,813
10/31/13                17,908                            16,491
11/30/13                18,652                            16,966
12/31/13                19,168                            17,386
 1/31/14                18,412                            16,764
 2/28/14                19,086                            17,493
 3/31/14                19,370                            17,894
 4/30/14                19,414                            18,014
 5/31/14                19,874                            18,266
 6/30/14                20,384                            18,769
 7/31/14                20,069                            18,383
 8/31/14                20,807                            19,068
 9/30/14                20,277                            18,605
10/31/14                20,624                            19,090
11/30/14                20,895                            19,443
12/31/14                21,103                            19,594
 1/31/15                20,044                            18,808
 2/28/15                21,500                            19,715
 3/31/15                21,292                            19,493
 4/30/15                21,512                            19,628
 5/31/15                21,840                            19,858
 6/30/15                21,613                            19,494
 7/31/15                21,676                            19,528
 8/31/15                20,309                            18,381         Past performance is not predictive of
 9/30/15                19,672                            17,820         future performance.
10/31/15                21,229                            19,136         The returns shown do not reflect the
                                                                         deduction of taxes that a shareholder
                                                                         would pay on fund distributions or the
          Average Annual        One        Five         Ten              redemption of fund shares.
          Total Return          Year       Years       Years             Russell data copyright (C) Russell
          --------------------------------------------------------       Investment Group 1995-2015, all rights
                                2.93%      15.21%      7.82%             reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 U.S. Equity Market Review                   12 Months Ended October 31, 2015

   U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.5%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

              Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

              Russell 3000(R) Index........................ 4.49%
              Russell Microcap(R) Index (micro-cap stocks). 0.82%
              Russell 2000(R) Index (small-cap stocks)..... 0.34%
              Russell 1000(R) Index (large-cap stocks)..... 4.86%
              Dow Jones U.S. Select REIT Index/SM/......... 6.87%

   Growth stocks outperformed value stocks as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

         Russell 2000(R) Value Index (small-cap value stocks)... -2.88%
         Russell 2000(R) Growth Index (small-cap growth stocks).  3.52%
         Russell 1000(R) Value Index (large-cap value stocks)...  0.53%
         Russell 1000(R) Growth Index (large-cap growth stocks).  9.18%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2015, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the period were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small-cap, and/or micro-cap companies relative to widely used benchmarks.

Domestic Equity Series' Performance Overview

Tax-Managed U.S. Marketwide Value Series

   The Tax-Managed U.S. Marketwide Value Series invests in a broadly diversified group of U.S. value stocks while considering federal tax implications of investment decisions. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Series held approximately 1,100 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2015, total returns were 2.93% for the Series and 0.24% for the Russell 3000(R) Value Index. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Series had a smaller allocation than the Index to the largest market cap stocks and a greater allocation to the remainder of the eligible universe, which benefited relative performance as the largest market cap value stocks underperformed.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                    Six Months Ended October 31, 2015
EXPENSE TABLES
                                              Beginning  Ending              Expenses
                                               Account  Account   Annualized   Paid
                                                Value    Value     Expense    During
                                              05/01/15  10/31/15    Ratio*   Period*
                                              --------- --------- ---------- --------
The Tax-Managed U.S. Marketwide Value Series
--------------------------------------------
Actual Fund Return........................... $1,000.00 $  986.80    0.21%    $1.05
Hypothetical 5% Annual Return................ $1,000.00 $1,024.15    0.21%    $1.07

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 29, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                 The Tax-Managed U.S. Marketwide Value Series
              Consumer Discretionary.......................  18.9%
              Consumer Staples.............................   7.9%
              Energy.......................................  14.0%
              Financials...................................  19.3%
              Health Care..................................  11.4%
              Industrials..................................  13.2%
              Information Technology.......................   8.5%
              Materials....................................   2.4%
              Other........................................    --
              Telecommunication Services...................   4.2%
              Utilities....................................   0.2%
                                                            -----
                                                            100.0%

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                             Percentage
                                                   Shares       Value+     of Net Assets**
                                                   ------       ------     ---------------
COMMON STOCKS -- (93.6%)
Consumer Discretionary -- (17.7%)
    Carnival Corp................................   489,649 $   26,480,218            0.5%
    Comcast Corp. Class A........................ 3,446,875    215,843,312            4.0%
    Comcast Corp. Special Class A................ 1,088,341     68,249,864            1.3%
    General Motors Co............................   802,642     28,020,232            0.5%
*   Liberty Interactive Corp., QVC Group Class A.   882,463     24,153,012            0.5%
#   Royal Caribbean Cruises, Ltd.................   322,500     31,717,875            0.6%
    Time Warner Cable, Inc.......................   693,942    131,432,615            2.5%
    Time Warner, Inc............................. 1,534,860    115,636,352            2.2%
    Twenty-First Century Fox, Inc. Class A....... 1,287,383     39,509,784            0.8%
    Other Securities.............................              327,779,700            6.0%
                                                            --------------           -----
Total Consumer Discretionary.....................            1,008,822,964           18.9%
                                                            --------------           -----
Consumer Staples -- (7.4%)
    Archer-Daniels-Midland Co....................   813,476     37,143,314            0.7%
    Constellation Brands, Inc. Class A...........   249,042     33,570,862            0.6%
    CVS Health Corp.............................. 1,510,745    149,231,391            2.8%
    Mondelez International, Inc. Class A......... 2,081,099     96,063,530            1.8%
    Other Securities.............................              107,874,928            2.0%
                                                            --------------           -----
Total Consumer Staples...........................              423,884,025            7.9%
                                                            --------------           -----
Energy -- (13.1%)
    Anadarko Petroleum Corp......................   845,068     56,518,148            1.1%
    Chevron Corp................................. 1,027,290     93,360,115            1.8%
#   ConocoPhillips............................... 1,728,838     92,233,507            1.7%
    Exxon Mobil Corp............................. 2,043,508    169,079,852            3.2%
    Marathon Petroleum Corp......................   903,936     46,823,885            0.9%
    Phillips 66..................................   883,414     78,668,017            1.5%
    Valero Energy Corp...........................   605,899     39,940,862            0.8%
    Other Securities.............................              169,659,429            3.0%
                                                            --------------           -----
Total Energy.....................................              746,283,815           14.0%
                                                            --------------           -----
Financials -- (18.0%)
    American International Group, Inc............   899,581     56,727,578            1.1%
    Bank of America Corp......................... 5,529,894     92,791,621            1.7%
    Capital One Financial Corp...................   373,787     29,491,794            0.6%
    Citigroup, Inc............................... 2,143,604    113,975,425            2.1%
    CME Group, Inc...............................   414,385     39,146,951            0.7%
    Goldman Sachs Group, Inc. (The)..............   209,155     39,216,562            0.7%
    JPMorgan Chase & Co.......................... 2,120,954    136,271,294            2.6%
    MetLife, Inc................................. 1,125,923     56,724,001            1.1%
    Morgan Stanley............................... 1,476,248     48,671,897            0.9%
    Prudential Financial, Inc....................   497,625     41,054,062            0.8%
    Other Securities.............................              375,910,559            7.0%
                                                            --------------           -----
Total Financials.................................            1,029,981,744           19.3%
                                                            --------------           -----
Health Care -- (10.7%)
    Aetna, Inc...................................   558,462     64,100,268            1.2%
*   Allergan P.L.C...............................   117,350     36,198,954            0.7%
    Anthem, Inc..................................   504,640     70,220,656            1.3%
*   Express Scripts Holding Co...................   501,076     43,282,945            0.8%
    Humana, Inc..................................   236,814     42,302,085            0.8%
    Medtronic P.L.C..............................   324,690     24,001,085            0.5%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Health Care -- (Continued)
      Pfizer, Inc........................................  4,448,466 $  150,447,120            2.8%
      Thermo Fisher Scientific, Inc......................    499,520     65,327,226            1.2%
      Other Securities...................................               114,818,331            2.1%
                                                                     --------------          ------
Total Health Care........................................               610,698,670           11.4%
                                                                     --------------          ------
Industrials -- (12.4%)
      CSX Corp...........................................  1,242,950     33,547,220            0.6%
      FedEx Corp.........................................    142,324     22,209,660            0.4%
      General Electric Co................................  5,637,788    163,044,829            3.1%
      Norfolk Southern Corp..............................    545,229     43,634,677            0.8%
      Northrop Grumman Corp..............................    175,493     32,948,811            0.6%
      Southwest Airlines Co..............................    645,761     29,892,277            0.6%
      Union Pacific Corp.................................    888,128     79,354,237            1.5%
      Other Securities...................................               302,802,363            5.6%
                                                                     --------------          ------
Total Industrials........................................               707,434,074           13.2%
                                                                     --------------          ------
Information Technology -- (8.0%)
#     Activision Blizzard, Inc...........................    982,162     34,139,951            0.7%
      Cisco Systems, Inc.................................  2,617,806     75,523,703            1.4%
      Intel Corp.........................................  1,924,139     65,151,347            1.2%
*     Yahoo!, Inc........................................  1,048,770     37,357,187            0.7%
      Other Securities...................................               244,731,539            4.5%
                                                                     --------------          ------
Total Information Technology.............................               456,903,727            8.5%
                                                                     --------------          ------
Materials -- (2.3%)
      Other Securities...................................               130,435,325            2.4%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Telecommunication Services -- (3.9%)
      AT&T, Inc..........................................  5,441,020    182,328,580            3.4%
      Other Securities...................................                41,398,339            0.8%
                                                                     --------------          ------
Total Telecommunication Services.........................               223,726,919            4.2%
                                                                     --------------          ------
Utilities -- (0.1%)
      Other Securities...................................                 8,105,423            0.2%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             5,346,276,686          100.0%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   183,722            0.0%
                                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............................             5,346,460,408
                                                                     --------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional Liquid Reserves, 0.140%.  3,231,849      3,231,849            0.1%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (6.3%)
(S)@  DFA Short Term Investment Fund..................... 31,241,165    361,460,278            6.7%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,382,943,498)................................              $5,711,152,535          106.8%
                                                                     ==============          ======

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $1,008,822,964           --   --    $1,008,822,964
  Consumer Staples............    423,884,025           --   --       423,884,025
  Energy......................    746,283,815           --   --       746,283,815
  Financials..................  1,029,981,744           --   --     1,029,981,744
  Health Care.................    610,698,670           --   --       610,698,670
  Industrials.................    707,434,074           --   --       707,434,074
  Information Technology......    456,903,727           --   --       456,903,727
  Materials...................    130,435,325           --   --       130,435,325
  Other.......................             --           --   --                --
  Telecommunication Services..    223,726,919           --   --       223,726,919
  Utilities...................      8,105,423           --   --         8,105,423
Rights/Warrants...............             -- $    183,722   --           183,722
Temporary Cash Investments....      3,231,849           --   --         3,231,849
Securities Lending Collateral.             --  361,460,278   --       361,460,278
                               -------------- ------------   --    --------------
TOTAL......................... $5,349,508,535 $361,644,000   --    $5,711,152,535
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
                            (Amounts in thousands)

ASSETS:
Investments at Value (including $512,345 of securities on loan)*......... $5,346,461
Temporary Cash Investments at Value & Cost...............................      3,232
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.    361,460
Receivables:
  Dividends..............................................................      6,553
  Securities Lending Income..............................................        122
                                                                          ----------
     Total Assets........................................................  5,717,828
                                                                          ----------
LIABILITIES:
Payables:
  Due to Custodian.......................................................          3
  Upon Return of Securities Loaned.......................................    361,460
  Investment Securities Purchased........................................      6,823
  Due to Advisor.........................................................        889
Accrued Expenses and Other Liabilities...................................        241
                                                                          ----------
     Total Liabilities...................................................    369,416
                                                                          ----------
NET ASSETS............................................................... $5,348,412
                                                                          ==========
Investments at Cost...................................................... $3,018,251
                                                                          ==========

----------
* See Note G in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

   Investment Income
     Dividends..................................................... $106,292
     Income from Securities Lending................................    1,349
                                                                    --------
        Total Investment Income....................................  107,641
                                                                    --------
   Expenses
     Investment Advisory Services Fees.............................   10,630
     Accounting & Transfer Agent Fees..............................      269
     Custodian Fees................................................       60
     Shareholders' Reports.........................................       21
     Directors'/Trustees' Fees & Expenses..........................       26
     Professional Fees.............................................       98
     Other.........................................................       68
                                                                    --------
        Total Expenses.............................................   11,172
                                                                    --------
     Net Expenses..................................................   11,172
                                                                    --------
     Net Investment Income (Loss)..................................   96,469
                                                                    --------
   Realized and Unrealized Gain (Loss)
     Net Realized Gain (Loss) on:
       Investment Securities Sold..................................   88,248
     Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities.......................................  (36,271)
                                                                    --------
     Net Realized and Unrealized Gain (Loss).......................   51,977
                                                                    --------
   Net Increase (Decrease) in Net Assets Resulting from Operations. $148,446
                                                                    ========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS
                            (Amounts in thousands)

                                                                            Year        Year
                                                                           Ended       Ended
                                                                          Oct. 31,    Oct. 31,
                                                                            2015        2014
                                                                         ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......................................... $   96,469  $   77,511
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........................................     88,248      18,712
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities...............................................    (36,271)    573,756
                                                                         ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from Operations....    148,446     669,979
                                                                         ----------  ----------
Transactions in Interest:
  Contributions.........................................................    247,754     209,662
  Withdrawals...........................................................   (191,765)   (125,419)
                                                                         ----------  ----------
     Net Increase (Decrease) from Transactions in Interest..............     55,989      84,243
                                                                         ----------  ----------
     Total Increase (Decrease) in Net Assets............................    204,435     754,222
Net Assets
  Beginning of Year.....................................................  5,143,977   4,389,755
                                                                         ----------  ----------
  End of Year........................................................... $5,348,412  $5,143,977
                                                                         ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                             FINANCIAL HIGHLIGHTS

                                                         Year        Year        Year        Year        Year
                                                        Ended       Ended       Ended       Ended       Ended
                                                       Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                         2015        2014        2013        2012        2011
-----------------------------------------------------------------------------------------------------------------
Total Return.........................................       2.93%      15.17%      35.92%      18.47%       6.33%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $5,348,412  $5,143,977  $4,389,755  $3,306,476  $2,901,325
Ratio of Expenses to Average Net Assets..............       0.21%       0.21%       0.21%       0.22%       0.22%
Ratio of Net Investment Income to Average Net Assets.       1.82%       1.61%       1.82%       1.99%       1.61%
Portfolio Turnover Rate..............................          6%          2%          5%         10%         20%
-----------------------------------------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                         NOTES TO FINANCIAL STATEMENTS

A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational portfolios, one of which, The Tax-Managed U.S. Marketwide Value Series (the "Series"), is presented in this section of the report. The remaining ten portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees'
Fees & Expenses. At October 31, 2015, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $125 (in thousands).

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or its Series are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Series. On May 8, 2015 and June 10, 2015 at a Special Joint Meeting of Shareholders, shareholders of the Series approved a new investment management agreement, which became effective July 21, 2015, that provides a uniform agreement that increases transparency and better describes all of the services that the Advisor provides to the Series. The rate charged to the Series under the new investment management agreement for investment management services is equal to the rate charged under the Series' previous investment advisory agreement with the Advisor. For the year ended October 31, 2015, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets of the Series.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2015, the total related amounts paid to the CCO by the Trust were $84 (in thousands). The total related amounts paid by the Series is included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

   For the year ended October 31, 2015, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                      Purchases  Sales
                                                      --------- --------
        The Tax-Managed U.S. Marketwide Value Series. $484,934  $292,557

   There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

   The Series is treated as a partnership for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to its partners.

   At October 31, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                        Net
                                                                                     Unrealized
                                               Federal    Unrealized   Unrealized   Appreciation
                                               Tax Cost  Appreciation Depreciation (Depreciation)
                                              ---------- ------------ ------------ --------------
The Tax-Managed U.S. Marketwide Value Series. $3,383,550  $2,448,275   $(120,672)    $2,327,603

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in the Series' financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Line of Credit and Interfund Lending Program:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. A line of credit with similar terms was in effect through March 31, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 9, 2015. A line of credit with similar terms was in effect through January 8, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

For the year ended October 31, 2015, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                   Weighted      Weighted    Number of   Interest Maximum Amount
                                    Average      Average        Days     Expense  Borrowed During
                                 Interest Rate Loan Balance Outstanding* Incurred   the Period
                                 ------------- ------------ ------------ -------- ---------------
The Tax-Managed U.S. Marketwide
  Value Series..................     0.90%        $4,431         45         $5        $17,595

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2015, that the Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of October 31, 2015.

   Pursuant to a recently obtained exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Series did not utilize the interfund lending program during the year ended October 31, 2015.

G. Affiliated Trades

Cross trades for the year ended October 31, 2015, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2015, cross trades by the Portfolio under Rule 17a-7 were as follows (amounts in thousands):

          Portfolio                                 Purchases  Sales
          ---------                                 --------- -------
          Tax-Managed U.S. Marketwide Value Series.  $7,633   $18,842

H. Securities Lending:

   As of October 31, 2015, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. In addition, the Series received non-cash collateral consisting of short and/or long term U.S. government securities with a market value of $152,485 (in thousands). The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

J. Other:

   The Series is subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The Tax-Managed U.S. Marketwide Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

   The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The Tax-Managed U.S. Marketwide Value Series.

K. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and
Shareholders of The Tax-Managed U.S. Marketwide Value Series:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Managed U.S. Marketwide Value Series (constituting a portfolio within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian, broker and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2015

                      RESULTS OF THE SHAREHOLDER MEETING

                                  (Unaudited)

   On May 8, 2015 and June 10, 2015, The DFA Investment Trust Company ("DFAITC") held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DFAITC and the Series, including, among other items, the election of Trustees, the approval of an updated investment management agreement, and the amendment of certain fundamental investment limitations. The shareholders of the Series approved each of the applicable proposals for DFAITC and the Series presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by the Series. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DFAITC

Proposal 1: Election of Directors/Trustees*

                                            % Voted % FOR             % Voted  % WITHHOLD
                                   FOR        FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ------------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 3,799,690,199 99.00%  99.00% 38,401,017  1.00%     1.00%
(b) George M. Constantinides. 3,805,482,510 99.15%  99.15% 32,608,707  0.85%     0.85%
(c) John P. Gould............ 3,805,511,230 99.15%  99.15% 32,579,986  0.85%     0.85%
(d) Roger G. Ibbotson........ 3,805,697,022 99.16%  99.16% 32,394,194  0.84%     0.84%
(e) Edward P. Lazear......... 3,803,361,554 99.10%  99.10% 34,729,663  0.90%     0.90%
(f) Eduardo A. Repetto....... 3,805,386,852 99.15%  99.15% 32,704,365  0.85%     0.85%
(g) Myron S. Scholes......... 3,804,518,074 99.13%  99.13% 33,573,142  0.87%     0.87%
(h) Abbie J. Smith........... 3,799,720,532 99.00%  99.00% 38,370,685  1.00%     1.00%

*  Results are for all Series within DFAITC

The Tax-Managed U.S. Marketwide Value Series

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 155,088,932 97.81%  97.81% 3,475,575  2.19%     2.19%
(b) George M. Constantinides. 155,343,434 97.97%  97.97% 3,221,073  2.03%     2.03%
(c) John P. Gould............ 155,351,750 97.97%  97.97% 3,212,757  2.03%     2.03%
(d) Roger G. Ibbotson........ 155,273,889 97.92%  97.92% 3,290,618  2.08%     2.08%
(e) Edward P. Lazear......... 153,782,204 96.98%  96.98% 4,782,303  3.02%     3.02%
(f) Eduardo A. Repetto....... 155,215,286 97.89%  97.89% 3,349,221  2.11%     2.11%
(g) Myron S. Scholes......... 155,268,867 97.92%  97.92% 3,295,640  2.08%     2.08%
(h) Abbie J. Smith........... 155,357,638 97.98%  97.98% 3,206,869  2.02%     2.02%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- -------- --------
153,418,344  96.75%  96.75% 1,946,325  1.23%    1.23%   3,199,838  2.02%    2.02%      0      0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- -------- --------
153,170,946  96.60%  96.60% 2,083,715  1.31%    1.31%   3,309,846  2.09%    2.09%      0      0.00%

                                FUND MANAGEMENT

                                  (Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2015.

Each Board's Nominating Committee is composed of George M. Constantinides, John
P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2015.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is composed of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were three Strategy Committee meetings held during the fiscal year ended October 31, 2015.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

      Name, Position                                 Portfolios within the   Principal Occupation(s) During Past 5
   with the Fund, Address     Term of Office/1/ and  DFA Fund Complex/2/    Years and Other Directorships of Public
     and Year of Birth         Length of Service           Overseen                     Companies Held
--------------------------------------------------------------------------------------------------------------------
                                         Disinterested Trustees/Directors
--------------------------------------------------------------------------------------------------------------------
George M. Constantinides       DFAIDG-Since 1983     122 portfolios in 4    Leo Melamed Professor of Finance,
Director of DFAIDG and DIG.    DIG-Since 1993        investment companies   University of Chicago Booth School of
Trustee of DFAITC and DEM.     DFAITC-Since 1992                            Business.
The University of Chicago      DEM-Since 1993
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
1947
--------------------------------------------------------------------------------------------------------------------
John P. Gould                  DFAIDG-Since 1986     122 portfolios in 4    Steven G. Rothmeier Professor and
Director of DFAIDG and DIG.    DIG-Since 1993        investment companies   Distinguished Service Professor of
Trustee of DFAITC and DEM      DFAITC-Since 1992                            Economics, University of Chicago Booth
The University of Chicago      DEM-Since 1993                               School of Business (since 1965). Member
Booth School of Business                                                    and Chair, Competitive Markets Advisory
5807 S. Woodlawn Avenue                                                     Council, Chicago Mercantile Exchange
Chicago, IL 60637                                                           (futures trading exchange) (since
1939                                                                        2004). Trustee, Harbor Fund (registered
                                                                            investment company) (29 Portfolios)
                                                                            (since 1994). Formerly, Member of the
                                                                            Board of Milwaukee Insurance Company
                                                                            (1997-2010).
--------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson              DFAIDG-Since 1981     122 portfolios in 4    Professor in Practice of Finance, Yale
Director of DFAIDG and DIG.    DIG-Since 1993        investment companies   School of Management (since 1984).
Trustee of DFAITC and DEM.     DFAITC-Since 1992                            Chairman, CIO and Partner, Zebra
Yale School of Management      DEM-Since 1993                               Capital Management, LLC (hedge fund and
P.O. Box 208200                                                             asset manager) (since 2001). Consultant
New Haven, CT 06520-8200                                                    to Morningstar Inc. (since 2006).
1943                                                                        Formerly, Director, BIRR Portfolio
                                                                            Analysis, Inc. (software products)
                                                                            (1990-2010).
--------------------------------------------------------------------------------------------------------------------
Edward P. Lazear               DFAIDG-Since 2010     122 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG.    DIG-Since 2010        investment companies   Institution (since 2002). Jack Steele
Trustee of DFAITC and DEM.     DFAITC-Since 2010                            Parker Professor of Human Resources
Stanford University Graduate   DEM-Since 2010                               Management and Economics, Graduate
School of Business                                                          School of Business, Stanford University
518 Memorial Way                                                            (since 1995). Cornerstone Research
Stanford, CA 94305-5015                                                     (expert testimony and economic and
1948                                                                        financial analysis) (since 2009).
                                                                            Formerly, Chairman of the President
                                                                            George W. Bush's Council of Economic
                                                                            Advisers (2006-2009). Formerly, Council
                                                                            of Economic Advisors, State of
                                                                            California (2005-2006). Formerly,
                                                                            Commissioner, White House Panel on Tax
                                                                            Reform (2005)
--------------------------------------------------------------------------------------------------------------------
Myron S. Scholes               DFAIDG-Since 1981     122 portfolios in 4    Chief Investment Strategist, Janus
Director of DFAIDG and DIG.    DIG-Since 1993        investment companies   Capital Group Inc. (since 2014). Frank
Trustee of DFAITC and DEM.     DFAITC-Since 1992                            E. Buck Professor of Finance Emeritus,
c/o Dimensional Fund           DEM-Since 1993                               Graduate School of Business, Stanford
Advisors, LP                                                                University (since 1981). Chairman,
6300 Bee Cave Road                                                          Ruapay Inc. (since 2013). Formerly,
Building 1                                                                  Chairman, Platinum Grove Asset
Austin, TX 78746                                                            Management, L.P. (hedge fund)
1941                                                                        (formerly, Oak Hill Platinum Partners)
                                                                            (1999-2009). Formerly, Director,
                                                                            American Century Fund Complex
                                                                            (registered investment companies)
                                                                            (43 Portfolios) (1980-2014).
--------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                 DFAIDG-Since 2000     122 portfolios in 4    Boris and Irene Stern Distinguished
Director of DFAIDG and DIG.    DIG-Since 2000        investment companies   Service Professor of Accounting,
Trustee of DFAITC and DEM.     DFAITC-Since 2000                            University of Chicago Booth School of
The University of Chicago      DEM-Since 2000                               Business (since 1980). Director, HNI
Booth School of Business                                                    Corporation (formerly known as HON
5807 S. Woodlawn                                                            Industries Inc.) (office furniture)
Avenue Chicago, IL 60637                                                    (since 2000). Director, Ryder System
1953                                                                        Inc. (transportation, logistics and
                                                                            supply-chain management) (since 2003).
                                                                            Trustee, UBS Funds (4 investment
                                                                            companies within the fund complex) (33
                                                                            portfolios) (since 2009). Formerly,
                                                                            Co-Director Investment Research,
                                                                            Fundamental Investment Advisors (hedge
                                                                            fund) (2008-2011).

      Name, Position                                Portfolios within the   Principal Occupation(s) During Past 5
  with the Fund, Address     Term of Office/1/ and  DFA Fund Complex/2/    Years and Other Directorships of Public
     and Year of Birth        Length of Service           Overseen                     Companies Held
-------------------------------------------------------------------------------------------------------------------
                                          Interested Trustees/Directors*
-------------------------------------------------------------------------------------------------------------------
David G. Booth                DFAIDG-Since 1981     122 portfolios in 4    Chairman, Director/Trustee, President,
Chairman, Director/Trustee,   DIG-Since 1992        investment companies   Co-Chief Executive Officer and
President and Co-Chief        DFAITC-Since 1992                            formerly, Chief Executive Officer
Executive Officer             DEM-Since 1993                               (until 1/1/2010) of the following
6300 Bee Cave Road,                                                        companies: Dimensional Holdings Inc.,
Building One                                                               Dimensional Fund Advisors LP, DFA
Austin, TX 78746                                                           Securities LLC, DEM, DFAIDG, DIG and
1946                                                                       DFAITC (collectively, the "DFA
                                                                           Entities"). Director of Dimensional
                                                                           Fund Advisors Ltd. and formerly, Chief
                                                                           Investment Officer. Director of DFA
                                                                           Australia Limited and formerly,
                                                                           President and Chief Investment Officer.
                                                                           Director of Dimensional Advisors Ltd.,
                                                                           Dimensional Funds plc and Dimensional
                                                                           Funds II plc. Formerly, President,
                                                                           Dimensional SmartNest (US) LLC
                                                                           (2009-2014). Formerly, Limited Partner,
                                                                           Oak Hill Partners (2001- 2010). Limited
                                                                           Partner, VSC Investors, LLC (since
                                                                           2007). Trustee, University of Chicago.
                                                                           Trustee, University of Kansas Endowment
                                                                           Association. Formerly, Director, SA
                                                                           Funds (registered investment company).
                                                                           Chairman, Director and Co- Chief
                                                                           Executive Officer of Dimensional Fund
                                                                           Advisors Canada ULC. Director and
                                                                           President (since 2012) of Dimensional
                                                                           Japan Ltd. Chairman, Director,
                                                                           President and Co-Chief Executive
                                                                           Officer of Dimensional Cayman Commodity
                                                                           Fund I Ltd. (since 2010).
-------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto            DFAIDG-Since 2009     122 portfolios in 4    Co-Chief Executive Officer (beginning
Director/Trustee, Co-Chief    DIG-Since 2009        investment companies   January 2010), Co-Chief Investment
Executive Officer and Co-     DFAITC-Since 2009                            Officer (since June 2014),
Chief Investment Officer      DEM-Since 2009                               Director/Trustee, and formerly, Chief
6300 Bee Cave Road,                                                        Investment Officer (March 2007 - June
Building One                                                               2014) of the DFA Entities. Director,
Austin, TX 78746                                                           Co-Chief Executive Officer and Chief
1967                                                                       Investment Officer (since 2010) of
                                                                           Dimensional Cayman Commodity Fund I
                                                                           Ltd. Director, Co-Chief Executive
                                                                           Officer, President and Co-Chief
                                                                           Investment Officer of Dimensional Fund
                                                                           Advisors Canada ULC and formerly, Chief
                                                                           Investment Officer (until April 2014).
                                                                           Co-Chief Investment Officer, Vice
                                                                           President, and Director of DFA
                                                                           Australia Limited and formerly, Chief
                                                                           Investment Officer (until April 2014).
                                                                           Director of Dimensional Fund Advisors
                                                                           Ltd., Dimensional Funds plc,
                                                                           Dimensional Funds II plc and
                                                                           Dimensional Advisors Ltd. Formerly,
                                                                           Vice President of the DFA Entities and
                                                                           Dimensional Fund Advisors Canada ULC.
                                                                           Director and Chief Investment Officer
                                                                           (since December 2012) of Dimensional
                                                                           Japan Ltd.
-------------------------------------------------------------------------------------------------------------------

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes DFAIDG, DIG; DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

Officers

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                             Term of Office/1/
                                              and Length of
Name and Year of Birth       Position            Service            Principal Occupation During Past 5 Years
------------------------------------------------------------------------------------------------------------------
  April A. Aandal       Vice President         Since 2008       Vice President of all the DFA Entities.
  1963
------------------------------------------------------------------------------------------------------------------
  Robyn G. Alcorta      Vice President         Since 2012       Vice President of all the DFA Entities. Formerly,
  1974                                                          Vice President, Business Development at
                                                                Capson Physicians Insurance Company
                                                                (2010-2012); Vice President at Charles Schwab
                                                                (2007-2010).
------------------------------------------------------------------------------------------------------------------
  Darryl D. Avery       Vice President         Since 2005       Vice President of all the DFA Entities.
  1966
------------------------------------------------------------------------------------------------------------------
  Arthur H. Barlow      Vice President         Since 1993       Vice President of all the DFA Entities. Director
  1955                                                          and Managing Director of Dimensional Fund
                                                                Advisors Ltd (since September 2013).
------------------------------------------------------------------------------------------------------------------
  Peter Bergan          Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
  1974                                                          Senior Infrastructure Manager for Dimensional
                                                                Fund Advisors LP (January 2011-January
                                                                2014); Partner at Stonehouse Consulting
                                                                (2010).
------------------------------------------------------------------------------------------------------------------
  Lana Bergstein        Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
  1974                                                          Client Service Manager for Dimensional Fund
                                                                Advisors LP (February 2008-January 2014).
------------------------------------------------------------------------------------------------------------------
  Stanley W. Black      Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
  1970                                                          Senior Research Associate (January 2012-
                                                                January 2014) and Research Associate
                                                                (2006-2011) for Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
  Aaron T. Borders      Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
  1973                                                          Regional Director for Dimensional Fund
                                                                Advisors LP (April 2008-January 2014).
------------------------------------------------------------------------------------------------------------------
  Scott A. Bosworth     Vice President         Since 2007       Vice President of all the DFA Entities.
  1968
------------------------------------------------------------------------------------------------------------------
  Valerie A. Brown      Vice President and     Since 2001       Vice President and Assistant Secretary of all the
  1967                  Assistant Secretary                     DFA Entities, DFA Australia Limited,
                                                                Dimensional Fund Advisors Ltd., Dimensional
                                                                Cayman Commodity Fund I Ltd., Dimensional
                                                                Fund Advisors Pte. and Dimensional Hong Kong
                                                                Limited. Director, Vice President and Assistant
                                                                Secretary of Dimensional Fund Advisors
                                                                Canada ULC.
------------------------------------------------------------------------------------------------------------------
  David P. Butler       Vice President         Since 2007       Vice President of all the DFA Entities. Head of
  1964                                                          Global Financial Services for Dimensional Fund
                                                                Advisors LP (since 2008).
------------------------------------------------------------------------------------------------------------------
  Douglas M. Byrkit     Vice President         Since 2012       Vice President of all the DFA Entities. Formerly,
  1970                                                          Regional Director for Dimensional Fund
                                                                Advisors LP (December 2010-January 2012);
                                                                Regional Director at Russell Investments
                                                                (April 2006-December 2010).
------------------------------------------------------------------------------------------------------------------
  Hunt M. Cairns        Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
  1973                                                          Regional Director (January 2010-January 2014)
                                                                and Senior Associate (July 2008-December
                                                                2009) for Dimensional Fund Advisors LP.

                                        Term of Office/1/
                                         and Length of
Name and Year of Birth     Position         Service            Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------
Dennis M. Chamberlain   Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1972                                                       Regional Director (January 2012-January 2015)
                                                           for Dimensional Fund Advisors LP; Principal for
                                                           Chamberlain Financial Group (October 2010-
                                                           December 2011); Wealth Management
                                                           Consultant for Saybrus Partners (May 2008-
                                                           October 2010).
-------------------------------------------------------------------------------------------------------------
Ryan J. Chaplinski      Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                       Regional Director (June 2011-January 2015) for
                                                           Dimensional Fund Advisors LP; Sales Executive
                                                           for Vanguard (2004-June 2011).
-------------------------------------------------------------------------------------------------------------
James G. Charles        Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
1956                                                       Regional Director for Dimensional Fund
                                                           Advisors LP (2008-2010).
-------------------------------------------------------------------------------------------------------------
Joseph H. Chi           Vice President    Since 2009       Vice President of all the DFA Entities. Co-Head
1966                                                       of Portfolio Management (since March 2012)
                                                           and Senior Portfolio Manager (since January
                                                           2012) for Dimensional Fund Advisors LP.
                                                           Formerly, Portfolio Manager for Dimensional
                                                           Fund Advisors LP (October 2005 to
                                                           January 2012).
-------------------------------------------------------------------------------------------------------------
Pil Sun Choi            Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1972                                                       Counsel for Dimensional Fund Advisors LP
                                                           (April 2012-January 2014); Vice President and
                                                           Counsel for AllianceBernstein L.P. (2006-2012).
-------------------------------------------------------------------------------------------------------------
Stephen A. Clark        Vice President    Since 2004       Vice President of all the DFA Entities, DFA
1972                                                       Australia Limited and Dimensional Fund
                                                           Advisors Canada ULC. Head of Global
                                                           Institutional Services for Dimensional Fund
                                                           Advisors LP (since January 2014). Formerly,
                                                           Head of Institutional, North America (March
                                                           2012 to December 2013) and Head of Portfolio
                                                           Management (January 2006 to March 2012) for
                                                           Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------
Matt B. Cobb            Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                       Regional Director for Dimensional Fund
                                                           Advisors LP (September 2011-March 2013);
                                                           Vice President at MullinTBG (2005-2011).
-------------------------------------------------------------------------------------------------------------
Rose C. Cooke           Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                       Regional Director for Dimensional Fund
                                                           Advisors LP (August 2010-March 2014); Vice
                                                           President, Sales and Business Development at
                                                           AdvisorsIG (PPMG) (2009-2010); Vice President
                                                           at Credit Suisse (2007-2009).
-------------------------------------------------------------------------------------------------------------
Ryan Cooper             Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1979                                                       Regional Director for Dimensional Fund
                                                           Advisors LP (2003-March 2014).
-------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell      Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1976                                                       Regional Director for Dimensional Fund
                                                           Advisors LP (August 2002-January 2012).
-------------------------------------------------------------------------------------------------------------
Robert P. Cornell       Vice President    Since 2007       Vice President of all the DFA Entities.
1949
-------------------------------------------------------------------------------------------------------------
George H. Crane         Vice President    Since 2010       Vice President of all the DFA Entities. Formerly,
1955                                                       Senior Vice President and Managing Director at
                                                           State Street Bank & Trust Company
                                                           (2007-2008).

                                             Term of Office/1/
                                              and Length of
Name and Year of Birth       Position            Service            Principal Occupation During Past 5 Years
------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and     Since 2004       Vice President and Global Chief Compliance
1965                    Global Chief                            Officer of all the DFA Entities, DFA Australia
                        Compliance Officer                      Limited and Dimensional Fund Advisors Ltd.
                                                                Vice President, Chief Compliance Officer and
                                                                Chief Privacy Officer of Dimensional Fund
                                                                Advisors Canada ULC. Formerly, Vice President
                                                                and Global Chief Compliance Officer for
                                                                Dimensional SmartNest (US) LLC
                                                                (October 2010-2014).
------------------------------------------------------------------------------------------------------------------
John Dashtara           Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1980                                                            Regional Director (July 2013-January 2015) for
                                                                Dimensional Fund Advisors LP; Relationship
                                                                Manager for Blackrock, Inc. (July 2011-July
                                                                2013);Vice President for Towers Watson
                                                                (formerly, WellsCanning) (June 2009-July 2011).
------------------------------------------------------------------------------------------------------------------
James L. Davis          Vice President         Since 1999       Vice President of all the DFA Entities.
1956
------------------------------------------------------------------------------------------------------------------
Robert T. Deere         Vice President         Since 1994       Vice President of all the DFA Entities, DFA
1957                                                            Australia Limited and Dimensional Fund
                                                                Advisors Canada ULC.
------------------------------------------------------------------------------------------------------------------
Johnathon K. DeKinder   Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                            Regional Director (January 2012-January 2014)
                                                                and Senior Associate (August 2010-December
                                                                2011) for Dimensional Fund Advisors LP; MBA
                                                                and MPA at the University of Texas at Austin
                                                                (August 2007-May 2010).
------------------------------------------------------------------------------------------------------------------
Mark J. Dennis          Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1976                                                            Regional Director (May 2011-January 2015) for
                                                                Dimensional Fund Advisors LP; Vice President,
                                                                Portfolio Specialist (January 2007-May 2011) for
                                                                Morgan Stanley Investment Management.
------------------------------------------------------------------------------------------------------------------
Massimiliano DeSantis   Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1971                                                            Senior Associate, Research (November 2012-
                                                                January 2015) for Dimensional Fund Advisors
                                                                LP; Senior Consultant, NERA Economic
                                                                Consulting, New York (May 2010-November
                                                                2012).
------------------------------------------------------------------------------------------------------------------
Peter F. Dillard        Vice President         Since 2010       Vice President of all the DFA Entities. Formerly,
1972                                                            Research Associate (August 2008-March 2010)
                                                                and Research Assistant (April 2006-August
                                                                2008) for Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner      Vice President         Since 2001       Vice President of all the DFA Entities.
1970
------------------------------------------------------------------------------------------------------------------
Karen M. Dolan          Vice President         Since 2014       Vice President of all the DFA Entities. Head of
1979                                                            Marketing for Dimensional Fund Advisors LP
                                                                (since February 2013). Formerly, Senior
                                                                Manager of Research and Marketing for
                                                                Dimensional Fund Advisors LP (June 2012-
                                                                January 2013); Director of Mutual Fund Analysis
                                                                at Morningstar (January 2008-May 2012).
------------------------------------------------------------------------------------------------------------------
L. Todd Erskine         Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1959                                                            Regional Director (May 2008-January 2015) for
                                                                Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
Richard A. Eustice      Vice President and     Since 1998       Vice President and Assistant Secretary of all the
1965                    Assistant Secretary                     DFA Entities and DFA Australia Limited. Chief
                                                                Operating Officer for Dimensional Fund Advisors
                                                                Pte. Ltd. (since April 2013). Formerly, Chief
                                                                Operating Officer for Dimensional Fund Advisors
                                                                Ltd. (July 2008-March 2013).

                                            Term of Office/1/
                                             and Length of
Name and Year of Birth       Position           Service            Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker     Vice President        Since 2004       Vice President of all the DFA Entities.
1971
-----------------------------------------------------------------------------------------------------------------
Jed S. Fogdall          Vice President        Since 2008       Vice President of all the DFA Entities. Co-Head
1974                                                           of Portfolio Management (since March 2012)
                                                               and Senior Portfolio Manager (since January
                                                               2012) of Dimensional Fund Advisors LP.
                                                               Formerly, Portfolio Manager of Dimensional
                                                               Fund Advisors LP (September 2004-
                                                               January 2012).
-----------------------------------------------------------------------------------------------------------------
Edward A. Foley         Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1976                                                           Regional Director for Dimensional Fund
                                                               Advisors LP (August 2011-January 2014);
                                                               Senior Vice President of First Trust Advisors
                                                               L.P. (2007-July 2011).
-----------------------------------------------------------------------------------------------------------------
Deborah J.G. Foster     Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1959                                                           Senior Associate (May 2011-January 2015) and
                                                               Marketing Officer (April 2002-April 2011) for
                                                               Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman       Vice President        Since 2009       Vice President of all the DFA Entities.
1970
-----------------------------------------------------------------------------------------------------------------
Kimberly A. Ginsburg    Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1970                                                           Vice President for Dimensional SmartNest (US)
                                                               LLC (January 2012-November 2014); Senior
                                                               Vice President for Morningstar (July 2004-
                                                               July 2011).
-----------------------------------------------------------------------------------------------------------------
Mark R. Gochnour        Vice President        Since 2007       Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------
Tom M. Goodrum          Vice President        Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                           Managing Director at BlackRock (2004-January
                                                               2012).
-----------------------------------------------------------------------------------------------------------------
Henry F. Gray           Vice President        Since 2000       Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------
John T. Gray            Vice President        Since 2007       Vice President of all the DFA Entities.
1974
-----------------------------------------------------------------------------------------------------------------
Christian Gunther       Vice President        Since 2011       Vice President of all the DFA Entities. Senior
1975                                                           Trader for Dimensional Fund Advisors LP (since
                                                               2012). Formerly, Senior Trader (2009-2012).
-----------------------------------------------------------------------------------------------------------------
Robert W. Hawkins       Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                           Counsel for Dimensional Fund Advisors LP
                                                               (January 2011-January 2014); Vice President
                                                               and Senior Counsel for State Street Global
                                                               Advisors (November 2008-January 2011).
-----------------------------------------------------------------------------------------------------------------
Joel H. Hefner          Vice President        Since 2007       Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------
Kevin B. Hight          Vice President        Since 2005       Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------
Gregory K. Hinkle       Vice President and    Since 2015       Vice President and Controller of all the DFA
1958                    Controller                             Entities. Formerly, Vice President of T. Rowe
                                                               Price Group, Inc. and Director of Investment
                                                               Treasury and Treasurer of the T. Rowe Price
                                                               Funds (March 2008-July 2015).
-----------------------------------------------------------------------------------------------------------------
Christine W. Ho         Vice President        Since 2004       Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------
Michael C. Horvath      Vice President        Since 2011       Vice President of all the DFA Entities. Formerly,
1960                                                           Managing Director, Co-Head Global Consultant
                                                               Relations at BlackRock (2004-2011).

                                        Term of Office/1/
                                         and Length of
Name and Year of Birth     Position         Service            Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------
 Mark A. Hunter         Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1971                                                      Senior Compliance Officer (November 2010-
                                                           January 2015) for Dimensional Fund Advisors
                                                           LP; Senior Compliance Manager for Janus
                                                           Capital Group, Inc. (March 2004-November
                                                           2010).
-------------------------------------------------------------------------------------------------------------
 Jeff J. Jeon           Vice President    Since 2004       Vice President of all the DFA Entities and
 1973                                                      Dimensional Cayman Commodity Fund I Ltd.
-------------------------------------------------------------------------------------------------------------
 Garret D. Jones        Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
 1971                                                      Manager of Sales and Marketing Systems
                                                           (January 2011-January 2014) and Project
                                                           Manager (2007-2010) for Dimensional Fund
                                                           Advisors LP.
-------------------------------------------------------------------------------------------------------------
 Stephen W. Jones       Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
 1968                                                      Facilities Manager for Dimensional Fund
                                                           Advisors LP (October 2008-January 2012).
-------------------------------------------------------------------------------------------------------------
 Scott P. Kaup          Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1975                                                      Senior Manager, Investment Operations
                                                           (January 2014-January 2015) and Investment
                                                           Operations Manager (May 2008-January 2014)
                                                           for Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------
 David M. Kavanaugh     Vice President    Since 2014       Vice President of all the DFA Entities. Head of
 1978                                                      Operations for Financial Advisor Services for
                                                           Dimensional Fund Advisors LP (since July
                                                           2014). Formerly, Counsel of Dimensional Fund
                                                           Advisors LP (August 2011-January 2014);
                                                           Associate at Andrews Kurth LLP (2006-2011).
-------------------------------------------------------------------------------------------------------------
 Patrick M. Keating     Vice President    Since 2003       Vice President of DFAIDG, DIG, DFAITC, DEM,
 1954                                                      Dimensional Holdings Inc., Dimensional Fund
                                                           Advisors LP. Formerly, Vice President of DFA
                                                           Securities LLC, Dimensional Cayman
                                                           Commodity Fund I Ltd. and Dimensional
                                                           Advisors Ltd (until February 2015); Chief
                                                           Operating Officer of Dimensional Holdings Inc.,
                                                           DFA Securities LLC, Dimensional Fund
                                                           Advisors LP, Dimensional Cayman Commodity
                                                           Fund I Ltd., Dimensional Advisors Ltd. and
                                                           Dimensional Fund Advisors Pte. Ltd. (until
                                                           February 2015); Director, Vice President, and
                                                           Chief Privacy Officer of Dimensional Fund
                                                           Advisors Canada ULC (until February 2015);
                                                           Director of DFA Australia Limited, Dimensional
                                                           Fund Advisors Ltd. and Dimensional Advisors
                                                           Ltd. (until February 2015); Director and Vice
                                                           President of Dimensional Hong Kong Limited
                                                           and Dimensional Fund Advisors Pte. Ltd. (until
                                                           February 2015); and Director, Vice President
                                                           and Chief Operating Officer of Dimensional
                                                           Japan Ltd. (until May 2015).
-------------------------------------------------------------------------------------------------------------
 Andrew K. Keiper       Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
 1977                                                      Regional Director for Dimensional Fund
                                                           Advisors LP (October 2004-January 2013).
-------------------------------------------------------------------------------------------------------------
 Glenn E. Kemp          Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
 1948                                                      Regional Director for Dimensional Fund
                                                           Advisors LP (April 2006-January 2012).
-------------------------------------------------------------------------------------------------------------
 David M. Kershner      Vice President    Since 2010       Vice President of all the DFA Entities. Portfolio
 1971                                                      Manager for Dimensional Fund Advisors LP
                                                           (since June 2004).

                                        Term of Office/1/
                                         and Length of
Name and Year of Birth     Position         Service            Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------
 Kimberly L. Kiser      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
 1972                                                      Creative Director for Dimensional Fund Advisors
                                                           LP (September 2012-January 2014); Vice
                                                           President and Global Creative Director at
                                                           Morgan Stanley (2007-2012); Visiting Assistant
                                                           Professor, Graduate Communications Design at
                                                           Pratt Institute (2004-2012).
-------------------------------------------------------------------------------------------------------------
 Timothy R. Kohn        Vice President    Since 2011       Vice President of all the DFA Entities. Head of
 1971                                                      Defined Contribution Sales for Dimensional
                                                           Fund Advisors LP (since August 2010).
-------------------------------------------------------------------------------------------------------------
 Joseph F. Kolerich     Vice President    Since 2004       Vice President of all the DFA Entities. Senior
 1971                                                      Portfolio Manager of Dimensional Fund Advisors
                                                           LP (since January 2012). Formerly, Portfolio
                                                           Manager for Dimensional (April 2001-January
                                                           2012).
-------------------------------------------------------------------------------------------------------------
 Mark D. Krasniewski    Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
 1981                                                      Senior Associate, Investment Analytics and
                                                           Data (January 2012-December 2012) and
                                                           Systems Developer (June 2007-December
                                                           2011) for Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------
 Kahne L. Krause        Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
 1966                                                      Regional Director (May 2010-January 2014) for
                                                           Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------
 Stephen W. Kurad       Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
 1968                                                      Regional Director for Dimensional Fund
                                                           Advisors LP (2007-2010).
-------------------------------------------------------------------------------------------------------------
 Michael F. Lane        Vice President    Since 2004       Vice President of all the DFA Entities. Formerly,
 1967                                                      Chief Executive Officer for Dimensional
                                                           SmartNest (US) LLC (July 2012-November
                                                           2014).
-------------------------------------------------------------------------------------------------------------
 Francis R. Lao         Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
 1969                                                      Vice President-Global Operations at Janus
                                                           Capital Group (2005-2011).
-------------------------------------------------------------------------------------------------------------
 David F. LaRusso       Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
 1978                                                      Senior Trader (January 2010-December 2012)
                                                           and Trader (2000-2009) for Dimensional Fund
                                                           Advisors LP.
-------------------------------------------------------------------------------------------------------------
 Juliet H. Lee          Vice President    Since 2005       Vice President of all the DFA Entities.
 1971
-------------------------------------------------------------------------------------------------------------
 Marlena I. Lee         Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
 1980                                                      Research Associate for Dimensional Fund
                                                           Advisors LP (July 2008-2010).
-------------------------------------------------------------------------------------------------------------
 Paul A. Lehman         Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1971                                                      Regional Director (July 2013-January 2015) for
                                                           Dimensional Fund Advisors LP; Chief
                                                           Investment Officer (April 2005-April 2013) for
                                                           First Citizens Bancorporation.
-------------------------------------------------------------------------------------------------------------
 John B. Lessley        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
 1960                                                      Regional Director for Dimensional Fund
                                                           Advisors LP (January 2008-January 2013).
-------------------------------------------------------------------------------------------------------------
 Joy L. Lopez           Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1971                                                      Senior Tax Manager (February 2013-January
                                                           2015) for Dimensional Fund Advisors LP; Vice
                                                           President and Tax Manager, North America
                                                           (August 2006-April 2012) for Pacific Investment
                                                           Management Company.
-------------------------------------------------------------------------------------------------------------
 Apollo D. Lupescu      Vice President    Since 2009       Vice President of all the DFA Entities.
 1969

                                         Term of Office/1/
                                          and Length of
Name and Year of Birth     Position          Service            Principal Occupation During Past 5 Years
--------------------------------------------------------------------------------------------------------------
 Timothy P. Luyet       Vice President     Since 2015       Vice President of all the DFA Entities. Formerly,
 1972                                                       Senior Manager, Marketing Operations (January
                                                            2014-January 2015), Manager, Client Systems
                                                            (October 2011-January 2014) and RFP
                                                            Manager (April 2010-October 2011) for
                                                            Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------
 Peter Magnusson        Vice President     Since 2014       Vice President of all the DFA Entities. Formerly,
 1969                                                       Regional Director for Dimensional Fund
                                                            Advisors LP (January 2011-January 2014); Vice
                                                            President at Columbia Management
                                                            (2004-2010).
--------------------------------------------------------------------------------------------------------------
 Kenneth M. Manell      Vice President     Since 2010       Vice President of all the DFA Entities and
 1972                                                       Dimensional Cayman Commodity Fund I Ltd.
                                                            Formerly, Counsel for Dimensional Fund
                                                            Advisors LP (September 2006-January 2010).
--------------------------------------------------------------------------------------------------------------
 Aaron M. Marcus        Vice President     Since 2008       Vice President of all DFA Entities and Head of
 1970                                                       Global Human Resources for Dimensional Fund
                                                            Advisors LP.
--------------------------------------------------------------------------------------------------------------
 David R. Martin        Vice President,    Since 2007       Vice President, Chief Financial Officer and
 1956                   Chief Financial                     Treasurer of all the DFA Entities and
                        Officer and                         Dimensional Cayman Commodity Fund I Ltd.
                        Treasurer                           Director, Vice President, Chief Financial Officer
                                                            and Treasurer of Dimensional Fund Advisors
                                                            Ltd., DFA Australia Limited, Dimensional
                                                            Advisors Pte. Ltd., Dimensional Hong Kong
                                                            Limited and Dimensional Fund Advisors Canada
                                                            ULC. Director of Dimensional Funds plc and
                                                            Dimensional Funds II plc. Statutory Auditor of
                                                            Dimensional Japan Ltd. Formerly, Chief
                                                            Financial Officer, Treasurer and Vice President
                                                            of Dimensional SmartNest (US) LLC (October
                                                            2010-November 2014).
--------------------------------------------------------------------------------------------------------------
 Duane R. Mattson       Vice President     Since 2015       Vice President of all the DFA Entities. Formerly,
 1965                                                       Senior Compliance Officer (May 2012-January
                                                            2015) for Dimensional Fund Advisors LP; Chief
                                                            Compliance Officer (April 2010-April 2012) for Al
                                                            Frank Asset Management.
--------------------------------------------------------------------------------------------------------------
 Bryan R. McClune       Vice President     Since 2014       Vice President of all the DFA Entities. Formerly,
 1975                                                       Regional Director of Dimensional Fund Advisors
                                                            LP (January 2009-January 2014).
--------------------------------------------------------------------------------------------------------------
 Philip P. McInnis      Vice President     Since 2014       Vice President of all the DFA Entities. Formerly,
 1984                                                       Regional Director (January 2009-January 2014)
                                                            and Senior Associate (2011) for Dimensional
                                                            Fund Advisors LP; Investment Consultant
                                                            (March 2010-December 2010) and Investment
                                                            Analyst (December 2007-March 2010) at
                                                            Towers Watson.
--------------------------------------------------------------------------------------------------------------
 Travis A. Meldau       Vice President     Since 2015       Vice President of all the DFA Entities. Portfolio
 1981                                                       Manager (since September 2011) for
                                                            Dimensional Fund Advisors LP. Formerly,
                                                            Portfolio Manager for Wells Capital
                                                            Management (October 2004-September 2011).
--------------------------------------------------------------------------------------------------------------
 Jonathan G. Nelson     Vice President     Since 2013       Vice President of all the DFA Entities. Formerly,
 1971                                                       Manager, Investment Systems (2011-January
                                                            2013) and Project Manager (2007-2010) for
                                                            Dimensional Fund Advisors LP.

                                                Term of Office/1/
                                                  and Length of
Name and Year of Birth       Position                Service               Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------------------
 Catherine L. Newell    Vice President and  Vice President since 1997  Vice President and Secretary of all the DFA
 1964                   Secretary           and Secretary since 2000   Entities. Director, Vice President and Secretary
                                                                       of DFA Australia Limited and Dimensional Fund
                                                                       Advisors Ltd. (since February 2002, April 1997,
                                                                       and May 2002, respectively). Vice President and
                                                                       Secretary of Dimensional Fund Advisors
                                                                       Canada ULC (since June 2003), Dimensional
                                                                       Cayman Commodity Fund I Ltd., Dimensional
                                                                       Japan Ltd (since February 2012), Dimensional
                                                                       Advisors Ltd (since March 2012), Dimensional
                                                                       Fund Advisors Pte. Ltd. (since June 2012).
                                                                       Director of Dimensional Funds plc and
                                                                       Dimensional Funds II plc (since 2002 and 2006,
                                                                       respectively). Director of Dimensional Japan
                                                                       Ltd., Dimensional Advisors Ltd., Dimensional
                                                                       Fund Advisors Pte. Ltd. and Dimensional Hong
                                                                       Kong Limited (since August 2012 and July
                                                                       2012). Formerly, Vice President and Secretary
                                                                       of Dimensional SmartNest (US) LLC (October
                                                                       2010-November 2014).
-------------------------------------------------------------------------------------------------------------------------
 John R. Nicholson      Vice President      Since 2015                 Vice President of all the DFA Entities. Formerly,
 1977                                                                  Regional Director (June 2011-January 2015) for
                                                                       Dimensional Fund Advisors LP; Sales Executive
                                                                       for Vanguard (July 2008-May 2011).
-------------------------------------------------------------------------------------------------------------------------
 Pamela B. Noble        Vice President      Since 2011                 Vice President of all the DFA Entities. Formerly,
 1964                                                                  Portfolio Manager for Dimensional Fund
                                                                       Advisors LP (2008-2010).
-------------------------------------------------------------------------------------------------------------------------
 Selwyn Notelovitz      Vice President and  Since 2013                 Vice President of all the DFA Entities. Deputy
 1961                   Deputy Chief                                   Chief Compliance Officer of Dimensional Fund
                        Compliance Officer                             Advisors LP (since December 2012). Formerly,
                                                                       Chief Compliance Officer of Wellington
                                                                       Management Company, LLP (2004-2011).
-------------------------------------------------------------------------------------------------------------------------
 Carolyn L. O           Vice President      Since 2010                 Vice President of all the DFA Entities and
 1974                                                                  Dimensional Cayman Commodity Fund I Ltd.
                                                                       Deputy General Counsel, Funds (since 2011).
                                                                       Formerly, Counsel for Dimensional Fund
                                                                       Advisors LP (2007-2010).
-------------------------------------------------------------------------------------------------------------------------
 Gerard K. O'Reilly     Vice President and  Vice President since 2007  Vice President and Co-Chief Investment Officer
 1976                   Co-Chief            and Co-Chief Investment    of all the DFA Entities and Dimensional Fund
                        Investment Officer  Officer since 2014         Advisors Canada ULC. Director of Dimensional
                                                                       Funds plc and Dimensional Fund II plc.
-------------------------------------------------------------------------------------------------------------------------
 Daniel C. Ong          Vice President      Since 2009                 Vice President of all the DFA Entities. Portfolio
 1973                                                                  Manager for Dimensional Fund Advisors LP
                                                                       (since July 2005).
-------------------------------------------------------------------------------------------------------------------------
 Kyle K. Ozaki          Vice President      Since 2010                 Vice President of all the DFA Entities. Formerly,
 1978                                                                  Senior Compliance Officer (January 2008-
                                                                       January 2010) and Compliance Officer
                                                                       (February 2006-December 2007) for
                                                                       Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
 Matthew A. Pawlak      Vice President      Since 2013                 Vice President of all the DFA Entities. Formerly,
 1977                                                                  Regional Director for Dimensional Fund
                                                                       Advisors LP (2012-January 2013); Senior
                                                                       Consultant (June 2011-December 2011) and
                                                                       Senior Investment Analyst and Consultant (July
                                                                       2008-June 2011) at Hewitt EnnisKnupp.

                                        Term of Office/1/
                                         and Length of
Name and Year of Birth     Position         Service            Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------
 Jeffrey L. Pierce      Vice President    Since 2015       Vice President of all the DFA Entities. Senior
 1984                                                      Manager, Advisor Benchmarking (since January
                                                           2015) for Dimensional Fund Advisors LP.
                                                           Formerly, Manager, Advisor Benchmarking
                                                           (April 2012-December 2014) for Dimensional
                                                           Fund Advisors LP; Senior Manager, Research
                                                           and Consulting (October 2010-April 2012) for
                                                           Crain Communications Inc.; Senior Manager,
                                                           Revenue Planning and Strategy (April 2007-
                                                           October 2010) for T-Mobile.
-------------------------------------------------------------------------------------------------------------
 Olivian T. Pitis       Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1974                                                      Regional Director (May 2011-January 2015) for
                                                           Dimensional Fund Advisors LP; Investment
                                                           Counselor/Regional Director for Halbert
                                                           Hargrove (2008-May 2011).
-------------------------------------------------------------------------------------------------------------
 Brian P. Pitre         Vice President    Since 2015       Vice President of all the DFA Entities. Counsel
 1976                                                      for Dimensional Fund Advisors LP (since
                                                           February 2015). Formerly, Chief Financial
                                                           Officer and General Counsel for Relentless
                                                           (March 2014-January 2015); Vice President of
                                                           all the DFA Entities (January 2013-March 2014);
                                                           Counsel for Dimensional Fund Advisors LP
                                                           (January 2009-March 2014).
-------------------------------------------------------------------------------------------------------------
 David A. Plecha        Vice President    Since 1993       Vice President of all the DFA Entities, DFA
 1961                                                      Australia Limited, Dimensional Fund Advisors
                                                           Ltd. and Dimensional Fund Advisors Canada
                                                           ULC.
-------------------------------------------------------------------------------------------------------------
 Allen Pu               Vice President    Since 2011       Vice President of all the DFA Entities. Senior
 1970                                                      Portfolio Manager for Dimensional Fund
                                                           Advisors LP (since January 2015). Formerly,
                                                           Portfolio Manager for Dimensional Fund
                                                           Advisors LP (2006-January 2015).
-------------------------------------------------------------------------------------------------------------
 David J. Rapozo        Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
 1967                                                      Regional Director for Dimensional Fund
                                                           Advisors LP (January 2011-January 2014); Vice
                                                           President at BlackRock (2009-2010).
-------------------------------------------------------------------------------------------------------------
 Mark A. Regier         Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
 1969                                                      Planning and Analysis Manager for Dimensional
                                                           Fund Advisors LP (July 2007-January 2014).
-------------------------------------------------------------------------------------------------------------
 Cory T. Riedberger     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1979                                                      Regional Director (March 2011-January 2015)
                                                           for Dimensional Fund Advisors LP; Regional
                                                           Vice President (2003-March 2011) for Invesco
                                                           PowerShares.
-------------------------------------------------------------------------------------------------------------
 Savina B. Rizova       Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
 1981                                                      Research Associate (June 2011-January 2012)
                                                           for Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------
 Michael F. Rocque      Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1968                                                      Senior Fund Accounting Manager (July 2013-
                                                           January 2015) for Dimensional Fund Advisors
                                                           LP; Senior Financial Consultant and Chief
                                                           Accounting Officer (July 2002-July 2013) for
                                                           MFS Investment Management.
-------------------------------------------------------------------------------------------------------------
 L. Jacobo Rodriguez    Vice President    Since 2005       Vice President of all the DFA Entities.
 1971
-------------------------------------------------------------------------------------------------------------
 Austin S. Rosenthal    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1978                                                      Vice President for Dimensional SmartNest (US)
                                                           LLC (September 2010-November 2014).

                                        Term of Office/1/
                                         and Length of
Name and Year of Birth     Position         Service            Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------
 Oliver J. Rowe         Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
 1960                                                      Senior Manager, Human Resources for
                                                           Dimensional Fund Advisors LP (January 2012-
                                                           January 2014); Director of Human Resources at
                                                           Spansion, Inc. (March 2009-December 2011).
-------------------------------------------------------------------------------------------------------------
 Joseph S. Ruzicka      Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1987                                                      Manager Investment Analytics and Data
                                                           (January 2014-January 2015), Senior Associate,
                                                           Investment Analytics and Data (January 2013-
                                                           January 2014), Associate, Investment Analytics
                                                           and Data (January 2012-January 2013), and
                                                           Investment Data Analyst (April 2010-January
                                                           2012) for Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------
 Julie A. Saft          Vice President    Since 2010       Vice President of all the DFA Entities. Formerly,
 1959                                                      Client Systems Manager for Dimensional Fund
                                                           Advisors LP (July 2008-January 2010); Senior
                                                           Manager at Vanguard (November 1997-July
                                                           2008).
-------------------------------------------------------------------------------------------------------------
 Joel P. Schneider      Vice President    Since 2015       Vice President of all the DFA Entities. Portfolio
 1980                                                      Manager (since 2013) for Dimensional Fund
                                                           Advisors LP. Formerly, Investment Associate
                                                           (April 2011-January 2013) for Dimensional Fund
                                                           Advisors LP; Associate Consultant for ZS
                                                           Associates (April 2008-November 2010).
-------------------------------------------------------------------------------------------------------------
 Ashish Shrestha        Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1978                                                      Regional Director (September 2009-January
                                                           2015) and Senior Associate (September 2008-
                                                           September 2009) for Dimensional Fund
                                                           Advisors LP.
-------------------------------------------------------------------------------------------------------------
 Bruce A. Simmons       Vice President    Since 2009       Vice President of all the DFA Entities. Formerly,
 1965                                                      Investment Operations Manager for Dimensional
                                                           Fund Advisors LP (May 2007-January 2009).
-------------------------------------------------------------------------------------------------------------
 Ted R. Simpson         Vice President    Since 2007       Vice President of all the DFA Entities.
 1968
-------------------------------------------------------------------------------------------------------------
 Bhanu P. Singh         Vice President    Since 2014       Vice President of all the DFA Entities. Senior
 1981                                                      Portfolio Manager for Dimensional Fund
                                                           Advisors LP (since January 2015). Formerly,
                                                           Portfolio Manager (January 2012-January 2015)
                                                           and Investment Associate for Dimensional Fund
                                                           Advisors LP (August 2010-December 2011).
-------------------------------------------------------------------------------------------------------------
 Bryce D. Skaff         Vice President    Since 2007       Vice President of all the DFA Entities.
 1975
-------------------------------------------------------------------------------------------------------------
 Lukas J. Smart         Vice President    Since 2014       Vice President of all the DFA Entities. Portfolio
 1977                                                      Manager of Dimensional Fund Advisors LP
                                                           (since January 2010).
-------------------------------------------------------------------------------------------------------------
 Andrew D. Smith        Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
 1968                                                      Project Manager for Dimensional Fund Advisors
                                                           LP (2007-2010).
-------------------------------------------------------------------------------------------------------------
 Grady M. Smith         Vice President    Since 2004       Vice President of all the DFA Entities and
 1956                                                      Dimensional Fund Advisors Canada ULC.
-------------------------------------------------------------------------------------------------------------
 Lawrence R. Spieth     Vice President    Since 2004       Vice President of all the DFA Entities.
 1947
-------------------------------------------------------------------------------------------------------------
 Richard H. Tatlow V    Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
 1971                                                      Regional Director for Dimensional Fund
                                                           Advisors LP (April 2010-January 2013).
-------------------------------------------------------------------------------------------------------------
 Blake T. Tatsuta       Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
 1973                                                      Manager, Investment Analytics and Data
                                                           (2012-January 2013) and Research Assistant
                                                           (2002-2011) for Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------

                                        Term of Office/1/
                                         and Length of
Name and Year of Birth     Position         Service            Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------
Erik T. Totten          Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1980                                                       Regional Director (2010-January 2013) and
                                                           Senior Associate (2007-2009) for Dimensional
                                                           Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------
John H. Totten          Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1978                                                       Regional Director for Dimensional Fund
                                                           Advisors LP (January 2008-January 2012).
-------------------------------------------------------------------------------------------------------------
Robert C. Trotter       Vice President    Since 2009       Vice President of all the DFA Entities.
1958
-------------------------------------------------------------------------------------------------------------
Dave C. Twardowski      Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1982                                                       Research Associate (June 2011-January 2015)
                                                           for Dimensional Fund Advisors LP; Research
                                                           Assistant at Dartmouth College (2009-2011).
-------------------------------------------------------------------------------------------------------------
Karen E. Umland         Vice President    Since 1997       Vice President of all the DFA Entities, DFA
1966                                                       Australia Limited, Dimensional Fund Advisors
                                                           Ltd., and Dimensional Fund Advisors Canada
                                                           ULC.
-------------------------------------------------------------------------------------------------------------
Benjamin C. Walker      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                       Regional Director for Dimensional Fund
                                                           Advisors LP (September 2008-January 2014).
-------------------------------------------------------------------------------------------------------------
Brian J. Walsh          Vice President    Since 2009       Vice President of all the DFA Entities. Portfolio
1970                                                       Manager for Dimensional Fund Advisors LP
                                                           (since 2004).
-------------------------------------------------------------------------------------------------------------
Jessica Walton          Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1974                                                       Regional Director (January 2012-January 2015)
                                                           for Dimensional Fund Advisors LP; Director of
                                                           Marketing and Investor Relations for Treaty Oak
                                                           Capital Management (July 2011-October 2011);
                                                           Vice President for Rockspring Capital (October
                                                           2010-July 2011); Program Director for
                                                           RevEurope Payments (November 2008-October
                                                           2010).
-------------------------------------------------------------------------------------------------------------
Weston J. Wellington    Vice President    Since 1997       Vice President of all the DFA Entities.
1951
-------------------------------------------------------------------------------------------------------------
Ryan J. Wiley           Vice President    Since 2007       Vice President of all the DFA Entities.
1976
-------------------------------------------------------------------------------------------------------------
Stacey E. Winning       Vice President    Since 2015       Vice President of all the DFA Entities. Head of
1981                                                       Global Recruiting and Development (since June
                                                           2014) for Dimensional Fund Advisors LP.
                                                           Formerly, Senior Manager, Recruiting
                                                           (December 2012-June 2014) for Dimensional
                                                           Fund Advisors LP; Co-Head of Global
                                                           Recruiting (May 2009-November 2012) for Two
                                                           Sigma Investments.
-------------------------------------------------------------------------------------------------------------
Paul E. Wise            Vice President    Since 2005       Vice President of all the DFA Entities.
1955
-------------------------------------------------------------------------------------------------------------
Joseph L. Young         Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
1978                                                       Regional Director for Dimensional Fund
                                                           Advisors LP (2005-2010).

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (Unaudited)

For shareholders that do not have an October 31, 2015 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2015 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2014 to October 31, 2015, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                                        Qualifying
                                                                                                           For
                                                    Net                                                 Corporate
                                                Investment    Short-Term     Long-Term                  Dividends   Qualifying
                                                  Income     Capital Gain  Capital Gain      Total       Received    Dividend
DFA Investment Dimensions Group Inc.           Distributions Distributions Distributions Distributions Deduction(1) Income(2)
------------------------------------           ------------- ------------- ------------- ------------- ------------ ----------
Tax-Managed U.S. Marketwide Value Portfolio...      100%          --            --            100%         100%        100%
Tax-Managed U.S. Equity Portfolio.............      100%          --            --            100%         100%        100%
Tax-Managed U.S. Targeted Value Portfolio.....       24%          --            75%           100%         100%        100%
Tax-Managed U.S. Small Cap Portfolio..........       33%          --            67%           100%         100%        100%
T.A. U.S. Core Equity 2 Portfolio.............       57%          --            43%           100%         100%        100%
Tax-Managed DFA International Value Portfolio.       97%          --             3%           100%         100%        100%
T.A. World ex U.S. Core Equity Portfolio......      100%          --            --            100%         100%        100%

                                                                              Qualifying
                                                                                Short-
                                                Foreign   Foreign  Qualifying    Term
                                                  Tax     Source    Interest   Capital
DFA Investment Dimensions Group Inc.           Credit(3) Income(4) Income(5)   Gain(6)
------------------------------------           --------- --------- ---------- ----------
Tax-Managed U.S. Marketwide Value Portfolio...    --          5%      100%       100%
Tax-Managed U.S. Equity Portfolio.............    --         --       100%       100%
Tax-Managed U.S. Targeted Value Portfolio.....    --         --       100%       100%
Tax-Managed U.S. Small Cap Portfolio..........    --         --       100%       100%
T.A. U.S. Core Equity 2 Portfolio.............    --         --       100%       100%
Tax-Managed DFA International Value Portfolio.     8%       100%      100%       100%
T.A. World ex U.S. Core Equity Portfolio......     9%       100%      100%       100%

----------

(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(4)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(5)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(6)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                                                               DFA103115-002A
 [LOGO]                                                              00157600

[LOGO]

ANNUAL REPORT
year ended: October 31, 2015

DFA Investment Dimensions Group Inc.
CSTG&E U.S. Social Core Equity 2 Portfolio
CSTG&E International Social Core Equity Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2015

Dear Fellow Shareholder,

Dimensional is built around a set of ideas that are bigger than our firm. Our point of view about market efficiency, our commitment to research, and our focus on implementation form the basis of our approach. We are fortunate to have found clients who are drawn to these ideas and the consistency we have shown to these principles over time.

Combining insights gained from research with effective implementation has been central to Dimensional's approach since our founding and will continue to be our focus.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                                 ANNUAL REPORT

                               Table of Contents

                                                                     Page
                                                                     ----
       Letter to Shareholders
       Definitions of Abbreviations and Footnotes...................   1
          Performance Charts........................................   2
          Management's Discussion and Analysis......................   3
          Disclosure of Fund Expenses...............................   5
          Disclosure of Portfolio Holdings..........................   6
          Summary Schedules of Portfolio Holdings
              CSTG&E U.S. Social Core Equity 2 Portfolio............   7
              CSTG&E International Social Core Equity Portfolio.....  10
          Statements of Assets and Liabilities......................  14
          Statements of Operations..................................  15
          Statements of Changes in Net Assets.......................  16
          Financial Highlights......................................  17
          Notes to Financial Statements.............................  18
          Report of Independent Registered Public Accounting Firm...  26
       Results of the Shareholder Meeting...........................  27
       Fund Management..............................................  29
       Voting Proxies on Fund Portfolio Securities..................  41
       Notice to Shareholders.......................................  42

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings
---------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issues of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
August 3, 2007-October 31, 2015

                                    [CHART]

             CSTG&E U.S. Social Core           Russell 3000(R)
                Equity 2 Portfolio              Value Index
             ------------------------         ----------------
  8/3/2007           $10,000                      $10,000
 8/31/2007            10,230                       10,310
 9/30/2007            10,523                       10,686
10/31/2007            10,663                       10,882
11/30/2007            10,042                       10,392
12/31/2007             9,971                       10,329
 1/31/2008             9,437                        9,703
 2/29/2008             9,146                        9,402
 3/31/2008             9,120                        9,346
 4/30/2008             9,634                        9,814
 5/31/2008             9,896                       10,015
 6/30/2008             9,011                        9,188
 7/31/2008             8,941                        9,115
 8/31/2008             9,123                        9,257
 9/30/2008             8,257                        8,386
10/31/2008             6,640                        6,899
11/30/2008             6,020                        6,354
12/31/2008             6,159                        6,476
 1/31/2009             5,492                        5,932
 2/28/2009             4,866                        5,311
 3/31/2009             5,340                        5,776
 4/30/2009             6,134                        6,384
 5/31/2009             6,422                        6,725
 6/30/2009             6,385                        6,747
 7/31/2009             6,975                        7,273
 8/31/2009             7,244                        7,533
 9/30/2009             7,612                        7,848
10/31/2009             7,321                        7,646
11/30/2009             7,664                        8,081
12/31/2009             7,986                        8,311
 1/31/2010             7,694                        8,011
 2/28/2010             8,049                        8,283
 3/31/2010             8,629                        8,805
 4/30/2010             8,995                        8,995
 5/31/2010             8,284                        8,285
 6/30/2010             7,690                        7,808
 7/31/2010             8,309                        8,350
 8/31/2010             7,805                        7,957
 9/30/2010             8,605                        8,709
10/31/2010             8,942                        9,049
11/30/2010             9,132                        9,101
12/31/2010             9,844                        9,718
 1/31/2011            10,045                        9,930
 2/28/2011            10,490                       10,292
 3/31/2011            10,636                       10,338
 4/30/2011            10,848                       10,646
 5/31/2011            10,625                       10,525
 6/30/2011            10,436                       10,336
 7/31/2011            10,117                       10,099
 8/31/2011             9,329                        9,493
 9/30/2011             8,415                        8,756
10/31/2011             9,589                        9,764
11/30/2011             9,546                        9,738
12/31/2011             9,614                        9,818
 1/31/2012            10,141                       10,313
 2/29/2012            10,560                       10,749
 3/31/2012            10,823                       11,081
 4/30/2012            10,705                       11,008
 5/31/2012             9,963                       10,328
 6/30/2012            10,333                       10,732
 7/31/2012            10,387                       10,839
 8/31/2012            10,722                       11,109
 9/30/2012            11,024                       11,401
10/31/2012            10,926                       11,204
11/30/2012            11,013                       11,291
12/31/2012            11,261                       11,429
 1/31/2013            11,950                       12,057
 2/28/2013            12,114                       12,216
 3/31/2013            12,601                       12,695
 4/30/2013            12,645                       12,903
 5/31/2013            13,116                       13,207
 6/30/2013            12,977                       13,036
 7/31/2013            13,748                       13,750
 8/31/2013            13,307                       13,367
 9/30/2013            13,889                       13,863
10/31/2013            14,452                       14,452
11/30/2013            14,938                       14,872
12/31/2013            15,376                       15,264
 1/31/2014            14,665                       14,782
 2/28/2014            15,309                       15,483
 3/31/2014            15,525                       15,565
 4/30/2014            15,469                       15,584
 5/31/2014            15,692                       15,924
 6/30/2014            16,205                       16,324
 7/31/2014            15,669                       16,002
 8/31/2014            16,328                       16,673
 9/30/2014            15,750                       16,325
10/31/2014            16,120                       16,775
11/30/2014            16,356                       17,181
12/31/2014            16,446                       17,181
 1/31/2015            15,736                       16,703
 2/28/2015            16,762                       17,670
 3/31/2015            16,628                       17,490
 4/30/2015            16,742                       17,569
 5/31/2015            16,843                       17,812
 6/30/2015            16,582                       17,514
 7/31/2015            16,514                       17,807         Past performance is not predictive of
 8/31/2015            15,640                       16,732         future performance.
 9/30/2015            15,151                       16,245         The returns shown do not reflect the
10/31/2015            16,303                       17,528         deduction of taxes that a shareholder
                                                                  would pay on fund distributions or the
        Average Annual      One       Five        Since           redemption of fund shares.
        Total Return        Year      Years     Inception         Russell data copyright (C) Russell
        -----------------------------------------------------     Investment Group 1995-2015, all rights
                            1.13%     12.76%      6.11%           reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
August 3, 2007-October 31, 2015

                                    [CHART]

             CSTG&E International Social        MSCI World ex USA
                Core Equity Portfolio         Index (net dividends)
             ----------------------------      -------------------
  8/3/2007             $10,000                       $10,000
 8/31/2007               9,990                        10,002
 9/30/2007              10,473                        10,571
10/31/2007              11,003                        11,030
11/30/2007              10,433                        10,599
12/31/2007              10,184                        10,400
 1/31/2008               9,389                         9,462
 2/29/2008               9,400                         9,633
 3/31/2008               9,451                         9,496
 4/30/2008               9,874                        10,024
 5/31/2008              10,045                        10,176
 6/30/2008               9,124                         9,384
 7/31/2008               8,755                         9,051
 8/31/2008               8,396                         8,700
 9/30/2008               7,384                         7,444
10/31/2008               5,737                         5,896
11/30/2008               5,417                         5,576
12/31/2008               5,817                         5,870
 1/31/2009               5,141                         5,322
 2/28/2009               4,589                         4,783
 3/31/2009               4,984                         5,099
 4/30/2009               5,724                         5,756
 5/31/2009               6,568                         6,484
 6/30/2009               6,507                         6,417
 7/31/2009               7,140                         7,020
 8/31/2009               7,552                         7,356
 9/30/2009               7,910                         7,660
10/31/2009               7,645                         7,537
11/30/2009               7,867                         7,723
12/31/2009               7,938                         7,846
 1/31/2010               7,597                         7,478
 2/28/2010               7,608                         7,471
 3/31/2010               8,169                         7,952
 4/30/2010               8,127                         7,833
 5/31/2010               7,177                         6,969
 6/30/2010               7,056                         6,868
 7/31/2010               7,834                         7,503
 8/31/2010               7,488                         7,279
 9/30/2010               8,283                         7,977
10/31/2010               8,586                         8,261
11/30/2010               8,218                         7,911
12/31/2010               9,006                         8,548
 1/31/2011               9,246                         8,732
 2/28/2011               9,551                         9,056
 3/31/2011               9,379                         8,875
 4/30/2011               9,893                         9,358
 5/31/2011               9,565                         9,080
 6/30/2011               9,431                         8,951
 7/31/2011               9,187                         8,804
 8/31/2011               8,388                         8,059
 9/30/2011               7,457                         7,250
10/31/2011               8,103                         7,955
11/30/2011               7,858                         7,587
12/31/2011               7,648                         7,505
 1/31/2012               8,234                         7,910
 2/29/2012               8,650                         8,345
 3/31/2012               8,635                         8,283
 4/30/2012               8,432                         8,142
 5/31/2012               7,417                         7,214
 6/30/2012               7,865                         7,687
 7/31/2012               7,842                         7,782
 8/31/2012               8,140                         8,004
 9/30/2012               8,418                         8,247
10/31/2012               8,498                         8,305
11/30/2012               8,636                         8,480
12/31/2012               9,036                         8,736
 1/31/2013               9,408                         9,166
 2/28/2013               9,315                         9,075
 3/31/2013               9,413                         9,146
 4/30/2013               9,796                         9,563
 5/31/2013               9,530                         9,349
 6/30/2013               9,247                         8,999
 7/31/2013               9,825                         9,477
 8/31/2013               9,719                         9,355
 9/30/2013              10,484                        10,017
10/31/2013              10,839                        10,353
11/30/2013              10,874                        10,416
12/31/2013              11,108                        10,573
 1/31/2014              10,692                        10,146
 2/28/2014              11,323                        10,700
 3/31/2014              11,293                        10,652
 4/30/2014              11,437                        10,820
 5/31/2014              11,557                        10,987
 6/30/2014              11,717                        11,143
 7/31/2014              11,389                        10,945
 8/31/2014              11,414                        10,954
 9/30/2014              10,800                        10,504
10/31/2014              10,654                        10,337
11/30/2014              10,605                        10,464
12/31/2014              10,308                        10,116
 1/31/2015              10,235                        10,080
 2/28/2015              10,934                        10,682
 3/31/2015              10,701                        10,504
 4/30/2015              11,241                        10,958
 5/31/2015              11,253                        10,863
 6/30/2015              10,968                        10,555
 7/31/2015              10,931                        10,722
 8/31/2015              10,258                         9,941           Past performance is not predictive of
 9/30/2015               9,812                         9,439           future performance.
10/31/2015              10,424                        10,149           The returns shown do not reflect the
                                                                       deduction of taxes that a shareholder
         Average Annual        One       Five        Since             would pay on fund distributions or the
         Total Return          Year      Years     Inception           redemption of fund shares.
         --------------------------------------------------------      MSCI data copyright MSCI 2015, all
                              -2.15%     3.95%       0.51%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 U.S. Equity Market Review                   12 Months Ended October 31, 2015

   U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.5%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

              Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

              Russell 3000(R) Index........................ 4.49%
              Russell Microcap(R) Index (micro-cap stocks). 0.82%
              Russell 2000(R) Index (small-cap stocks)..... 0.34%
              Russell 1000(R) Index (large-cap stocks)..... 4.86%
              Dow Jones U.S. Select REIT Index SM.......... 6.87%

   Growth stocks outperformed value stocks as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

         Russell 2000(R) Value Index (small-cap value stocks)... -2.88%
         Russell 2000(R) Growth Index (small-cap growth stocks).  3.52%
         Russell 1000(R) Value Index (large-cap value stocks)...  0.53%
         Russell 1000(R) Growth Index (large-cap growth stocks).  9.18%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2015, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the period were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small-cap, and/or micro-cap companies relative to widely used benchmarks.

CSTG&E U.S. Social Core Equity 2 Portfolio

   The CSTG&E U.S. Social Core Equity 2 Portfolio seeks to capture the returns of the total U.S. market universe with increased exposure to smaller cap stocks and value stocks relative to the market. The Portfolio excludes from purchase companies and industries that do not pass the social issue screens performed by a third-party provider. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 1,750 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were 1.13% for the Portfolio and 4.49% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the Index to small-cap stocks and value stocks, which contributed to the Portfolio's relative underperformance as small-cap stocks underperformed large-cap stocks and value stocks underperformed growth stocks during the period. The application of the Portfolio's social screens resulted in a lower allocation to healthcare, among the best performing sectors during the period, and detracted from the Portfolio's relative performance.

 International Equity Market Review          12 Months Ended October 31, 2015

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks and growth stocks had positive returns while large-cap stocks and value stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------
                                              Return in U.S. Dollars
                                              ----------------------
           MSCI World ex USA Index...........         -1.81%
           MSCI World ex USA Small Cap Index.          4.66%
           MSCI World ex USA Value Index.....         -5.92%
           MSCI World ex USA Growth Index....          2.33%

   During the period, the U.S. dollar (USD) appreciated against most developed markets currencies, decreasing USD-denominated returns in developed markets.

                           12 Months Ended October 31, 2015
                            --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Return Return in U.S. Dollars
---------------------------------------------------  ------------ ----------------------
                  United Kingdom....................     0.01%            -3.45%
                  Japan.............................    17.41%             9.07%
                  Canada............................    -5.27%           -18.37%
                  France............................    18.69%             4.64%
                  Switzerland.......................     3.70%             1.25%
                  Germany...........................    16.20%             2.45%
                  Australia.........................    -2.25%           -20.66%
                  Spain.............................     0.50%           -11.40%
                  Hong Kong.........................    -1.73%            -1.67%
                  Sweden............................     9.47%            -4.59%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

CSTG&E International Social Core Equity Portfolio

   The CSTG&E International Social Core Equity Portfolio invests in a broadly diversified basket of international stocks, with increased exposure to smaller cap stocks and those with value characteristics as measured by book-to-market ratio. The Portfolio excludes from purchase companies and industries that do not pass the social issue screens performed by a third-party provider. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 2,500 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -2.15% for the Portfolio and -1.81% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories while the Index primarily holds large-cap and mid-cap stocks. International small-cap stocks generally outperformed international large-cap and mid-cap stocks during the period, and the Portfolio's exposure to small-cap stocks benefited the Portfolio's performance relative to the Index. In particular, the Portfolio's emphasis on small-cap stocks resulted in a lower allocation to large-cap financial stocks, which underperformed for the period and the relative underweight contributed positively to the Portfolio's performance. The Portfolio's greater exposure than the Index to value stocks, however, detracted from the Portfolio's relative performance as value stocks generally underperformed during the period. The application of the Portfolio's social screens resulted in a lower allocation to healthcare, among the best performing sectors during the period, and also detracted from the Portfolio's relative performance.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                         Six Months Ended October 31, 2015
EXPENSE TABLES
                                                   Beginning  Ending              Expenses
                                                    Account  Account   Annualized   Paid
                                                     Value    Value     Expense    During
                                                   05/01/15  10/31/15    Ratio*   Period*
                                                   --------- --------- ---------- --------
CSTG&E U.S. Social Core Equity 2 Portfolio
------------------------------------------
Actual Fund Return................................ $1,000.00 $  973.80    0.35%    $1.74
Hypothetical 5% Annual Return..................... $1,000.00 $1,023.44    0.35%    $1.79

CSTG&E International Social Core Equity Portfolio
-------------------------------------------------
Actual Fund Return................................ $1,000.00 $  927.30    0.54%    $2.62
Hypothetical 5% Annual Return..................... $1,000.00 $1,022.48    0.54%    $2.75

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                  CSTG&E U.S. Social Core Equity 2 Portfolio
              Consumer Discretionary.......................  17.2%
              Consumer Staples.............................   5.9%
              Energy.......................................   9.7%
              Financials...................................  19.7%
              Industrials..................................  16.8%
              Information Technology.......................  19.6%
              Materials....................................   5.4%
              Other........................................    --
              Telecommunication Services...................   3.0%
              Utilities....................................   2.7%
                                                            -----
                                                            100.0%

                CSTG&E International Social Core Equity Portfolio
              Consumer Discretionary.......................  17.7%
              Consumer Staples.............................   7.2%
              Energy.......................................   7.3%
              Financials...................................  23.4%
              Industrials..................................  18.7%
              Information Technology.......................   6.7%
              Materials....................................  11.3%
              Other........................................    --
              Telecommunication Services...................   4.1%
              Utilities....................................   3.6%
                                                            -----
                                                            100.0%

                  CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                 Percentage
                                            Shares   Value+    of Net Assets**
                                            ------   ------    ---------------
  COMMON STOCKS -- (86.9%)
  Consumer Discretionary -- (15.0%)
  *   Amazon.com, Inc......................    700 $   438,130            0.5%
      Comcast Corp. Class A................ 13,716     858,896            1.0%
      Ford Motor Co........................ 24,533     363,334            0.4%
      General Motors Co....................  6,639     231,767            0.3%
      Home Depot, Inc. (The)...............  2,736     338,279            0.4%
      Time Warner Cable, Inc...............  2,180     412,892            0.5%
      Time Warner, Inc.....................  2,897     218,260            0.3%
      Walt Disney Co. (The)................  5,800     659,692            0.8%
      Other Securities.....................         11,372,958           12.9%
                                                   -----------          ------
  Total Consumer Discretionary.............         14,894,208           17.1%
                                                   -----------          ------
  Consumer Staples -- (5.1%)
      Coca-Cola Co. (The)..................  7,711     326,561            0.4%
      Mondelez International, Inc. Class A.  4,703     217,090            0.3%
      PepsiCo, Inc.........................  3,179     324,862            0.4%
      Procter & Gamble Co. (The)........... 10,054     767,925            0.9%
      Wal-Mart Stores, Inc.................  5,991     342,925            0.4%
      Other Securities.....................          3,119,288            3.5%
                                                   -----------          ------
  Total Consumer Staples...................          5,098,651            5.9%
                                                   -----------          ------
  Energy -- (8.5%)
      Chevron Corp.........................  9,301     845,275            1.0%
      ConocoPhillips.......................  6,756     360,433            0.4%
      EOG Resources, Inc...................  3,542     304,081            0.4%
      Exxon Mobil Corp..................... 22,192   1,836,166            2.1%
      Marathon Petroleum Corp..............  4,800     248,640            0.3%
      Schlumberger, Ltd....................  5,842     456,611            0.5%
      Tesoro Corp..........................  2,395     256,097            0.3%
      Valero Energy Corp...................  3,800     250,496            0.3%
      Other Securities.....................          3,850,530            4.4%
                                                   -----------          ------
  Total Energy.............................          8,408,329            9.7%
                                                   -----------          ------
  Financials -- (17.1%)
      American International Group, Inc....  3,941     248,519            0.3%
      Bank of America Corp................. 30,876     518,099            0.6%
  *   Berkshire Hathaway, Inc. Class B.....  2,645     359,773            0.4%
      Citigroup, Inc.......................  8,944     475,552            0.6%
      Goldman Sachs Group, Inc. (The)......  1,240     232,500            0.3%
      JPMorgan Chase & Co.................. 15,101     970,239            1.1%
      Travelers Cos., Inc. (The)...........  2,608     294,417            0.3%
      U.S. Bancorp.........................  8,200     345,876            0.4%
      Wells Fargo & Co..................... 23,585   1,276,892            1.5%
      Other Securities.....................         12,268,384           14.1%
                                                   -----------          ------
  Total Financials.........................         16,990,251           19.6%
                                                   -----------          ------
  Industrials -- (14.6%)
      AMERCO...............................    600     243,786            0.3%
      General Electric Co.................. 35,154   1,016,654            1.2%
      Southwest Airlines Co................  4,513     208,907            0.3%
      Union Pacific Corp...................  3,518     314,333            0.4%
      Other Securities.....................         12,717,826           14.5%
                                                   -----------          ------
  Total Industrials........................         14,501,506           16.7%
                                                   -----------          ------

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                  Percentage
                                                           Shares     Value+    of Net Assets**
                                                           ------     ------    ---------------
Information Technology -- (17.0%)
*     Alphabet, Inc. Class A.............................       500 $   368,695            0.4%
*     Alphabet, Inc. Class C.............................       601     427,197            0.5%
      Apple, Inc.........................................    16,719   1,997,921            2.3%
      Cisco Systems, Inc.................................    20,957     604,609            0.7%
      EMC Corp...........................................     8,959     234,905            0.3%
*     Facebook, Inc. Class A.............................     2,293     233,817            0.3%
      HP, Inc............................................    11,401     307,371            0.4%
      Intel Corp.........................................    23,871     808,272            0.9%
      International Business Machines Corp...............     2,000     280,160            0.3%
      Microsoft Corp.....................................    22,691   1,194,454            1.4%
      Oracle Corp........................................     8,569     332,820            0.4%
#     Visa, Inc. Class A.................................     3,800     294,804            0.3%
      Other Securities...................................             9,845,560           11.3%
                                                                    -----------          ------
Total Information Technology.............................            16,930,585           19.5%
                                                                    -----------          ------
Materials -- (4.7%)
      Dow Chemical Co. (The).............................     4,429     228,846            0.3%
      Other Securities...................................             4,425,260            5.1%
                                                                    -----------          ------
Total Materials..........................................             4,654,106            5.4%
                                                                    -----------          ------
Other -- (0.0%)
      Other Securities...................................                    --            0.0%
                                                                    -----------          ------
Telecommunication Services -- (2.6%)
      AT&T, Inc..........................................    31,833   1,066,724            1.2%
      CenturyLink, Inc...................................     7,300     205,933            0.3%
      Verizon Communications, Inc........................    16,942     794,241            0.9%
      Other Securities...................................               540,299            0.6%
                                                                    -----------          ------
Total Telecommunication Services.........................             2,607,197            3.0%
                                                                    -----------          ------
Utilities -- (2.3%)
      Other Securities...................................             2,308,082            2.6%
                                                                    -----------          ------
TOTAL COMMON STOCKS......................................            86,392,915           99.5%
                                                                    -----------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                 5,245            0.0%
                                                                    -----------          ------
TOTAL INVESTMENT SECURITIES..............................            86,398,160
                                                                    -----------

TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional Liquid Reserves, 0.140%.   695,902     695,902            0.8%
                                                                    -----------          ------
SECURITIES LENDING COLLATERAL -- (12.4%)
(S)@  DFA Short Term Investment Fund..................... 1,063,597  12,305,814           14.2%
                                                                    -----------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $71,874,185)...................................             $99,399,876          114.5%
                                                                    ===========          ======

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                  -------------------------------------------
                                    Level 1     Level 2   Level 3    Total
                                  ----------- ----------- ------- -----------
   Common Stocks
     Consumer Discretionary...... $14,894,208          --   --    $14,894,208
     Consumer Staples............   5,098,651          --   --      5,098,651
     Energy......................   8,408,329          --   --      8,408,329
     Financials..................  16,990,251          --   --     16,990,251
     Industrials.................  14,501,506          --   --     14,501,506
     Information Technology......  16,930,585          --   --     16,930,585
     Materials...................   4,654,106          --   --      4,654,106
     Other.......................          --          --   --             --
     Telecommunication Services..   2,607,197          --   --      2,607,197
     Utilities...................   2,308,082          --   --      2,308,082
   Rights/Warrants...............          -- $     5,245   --          5,245
   Temporary Cash Investments....     695,902          --   --        695,902
   Securities Lending Collateral.          --  12,305,814   --     12,305,814
                                  ----------- -----------   --    -----------
   TOTAL......................... $87,088,817 $12,311,059   --    $99,399,876
                                  =========== ===========   ==    ===========


                See accompanying Notes to Financial Statements.

               CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                     Percentage
                                                 Shares  Value++   of Net Assets**
                                                 ------  -------   ---------------
COMMON STOCKS -- (94.9%)
AUSTRALIA -- (5.5%)
    AMP, Ltd.................................... 54,320 $  220,311            0.2%
    Australia & New Zealand Banking Group, Ltd.. 18,347    354,836            0.4%
    BHP Billiton, Ltd........................... 20,901    342,792            0.4%
    Commonwealth Bank of Australia..............  3,672    199,382            0.2%
    National Australia Bank, Ltd................ 15,091    322,263            0.3%
    Other Securities............................         4,135,938            4.2%
                                                        ----------          ------
TOTAL AUSTRALIA.................................         5,575,522            5.7%
                                                        ----------          ------

AUSTRIA -- (0.5%)
    Other Securities............................           494,614            0.5%
                                                        ----------          ------

BELGIUM -- (1.4%)
    Other Securities............................         1,386,350            1.4%
                                                        ----------          ------

CANADA -- (7.6%)
#   Royal Bank of Canada........................  4,751    271,667            0.3%
    Suncor Energy, Inc..........................  8,691    258,616            0.3%
    Other Securities............................         7,205,594            7.4%
                                                        ----------          ------
TOTAL CANADA....................................         7,735,877            8.0%
                                                        ----------          ------

CHINA -- (0.0%)
    Other Securities............................               139            0.0%
                                                        ----------          ------

DENMARK -- (1.2%)
    Other Securities............................         1,206,160            1.2%
                                                        ----------          ------

FINLAND -- (1.7%)
    Nokia Oyj................................... 29,908    222,482            0.2%
    Other Securities............................         1,553,910            1.6%
                                                        ----------          ------
TOTAL FINLAND...................................         1,776,392            1.8%
                                                        ----------          ------

FRANCE -- (7.8%)
    AXA SA...................................... 10,250    273,553            0.3%
    BNP Paribas SA..............................  4,597    278,565            0.3%
    Cie Generale des Etablissements Michelin....  2,932    291,663            0.3%
    Engie SA.................................... 16,372    286,523            0.3%
    Orange SA................................... 14,360    253,191            0.3%
#   Total SA.................................... 16,254    786,024            0.8%
    Total SA Sponsored ADR......................  6,258    301,823            0.3%
    Vinci SA....................................  3,758    253,012            0.3%
    Other Securities............................         5,244,062            5.3%
                                                        ----------          ------
TOTAL FRANCE....................................         7,968,416            8.2%
                                                        ----------          ------

GERMANY -- (6.3%)
    Allianz SE..................................  1,820    318,623            0.3%
    BASF SE.....................................  4,646    380,618            0.4%
    Bayerische Motoren Werke AG.................  3,356    343,750            0.4%
    Daimler AG..................................  7,938    688,334            0.7%
    Deutsche Telekom AG......................... 29,042    544,003            0.6%
    Other Securities............................         4,106,346            4.2%
                                                        ----------          ------
TOTAL GERMANY...................................         6,381,674            6.6%
                                                        ----------          ------

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  Percentage
                                            Shares    Value++   of Net Assets**
                                            ------    -------   ---------------
 GREECE -- (0.0%)
     Other Securities......................         $        --            0.0%
                                                    -----------          ------

 HONG KONG -- (2.5%)
     Other Securities......................           2,522,010            2.6%
                                                    -----------          ------

 IRELAND -- (0.6%)
     Other Securities......................             567,522            0.6%
                                                    -----------          ------

 ISRAEL -- (0.5%)
     Other Securities......................             528,132            0.6%
                                                    -----------          ------

 ITALY -- (2.8%)
     Eni SpA...............................  16,433     268,355            0.3%
     Intesa Sanpaolo SpA...................  67,726     235,622            0.3%
     Other Securities......................           2,365,142            2.4%
                                                    -----------          ------
 TOTAL ITALY...............................           2,869,119            3.0%
                                                    -----------          ------

 JAPAN -- (22.3%)
     Aeon Co., Ltd.........................  13,710     203,123            0.2%
     Hitachi, Ltd..........................  41,000     236,520            0.3%
     Honda Motor Co., Ltd..................   9,900     327,496            0.4%
     Mitsubishi UFJ Financial Group, Inc...  61,870     400,146            0.4%
     Mizuho Financial Group, Inc........... 146,100     300,943            0.3%
     Nissan Motor Co., Ltd.................  24,200     250,862            0.3%
     NTT DOCOMO, Inc.......................  11,100     216,178            0.2%
     Sumitomo Mitsui Financial Group, Inc..   7,564     301,756            0.3%
     Toyota Motor Corp.....................  14,660     898,137            0.9%
     Toyota Motor Corp. Sponsored ADR......   2,966     363,691            0.4%
     Other Securities......................          19,198,992           19.6%
                                                    -----------          ------
 TOTAL JAPAN...............................          22,697,844           23.3%
                                                    -----------          ------

 NETHERLANDS -- (2.4%)
     Other Securities......................           2,466,758            2.5%
                                                    -----------          ------

 NEW ZEALAND -- (0.3%)
     Other Securities......................             306,881            0.3%
                                                    -----------          ------

 NORWAY -- (0.8%)
     Other Securities......................             855,345            0.9%
                                                    -----------          ------

 PORTUGAL -- (0.3%)
     Other Securities......................             303,102            0.3%
                                                    -----------          ------

 SINGAPORE -- (1.1%)
     Other Securities......................           1,098,297            1.1%
                                                    -----------          ------

 SPAIN -- (2.5%)
     Banco Santander SA Sponsored ADR......  39,596     219,362            0.2%
     Iberdrola SA..........................  43,471     309,998            0.3%
     Other Securities......................           2,061,363            2.2%
                                                    -----------          ------
 TOTAL SPAIN...............................           2,590,723            2.7%
                                                    -----------          ------

 SWEDEN -- (3.0%)
     Other Securities......................           3,047,561            3.1%
                                                    -----------          ------

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                Percentage
                                                         Shares    Value++    of Net Assets**
                                                         ------    -------    ---------------
SWITZERLAND -- (5.7%)
      ABB, Ltd..........................................  13,615 $    256,856            0.3%
      Cie Financiere Richemont SA.......................   3,110      266,675            0.3%
      Nestle SA.........................................  13,561    1,035,707            1.1%
      Zurich Insurance Group AG.........................   1,030      271,817            0.3%
      Other Securities..................................            4,008,355            4.0%
                                                                 ------------          ------
TOTAL SWITZERLAND.......................................            5,839,410            6.0%
                                                                 ------------          ------

UNITED KINGDOM -- (18.1%)
      Aviva P.L.C.......................................  45,969      343,554            0.4%
      Barclays P.L.C. Sponsored ADR.....................  15,615      222,201            0.2%
      BG Group P.L.C....................................  20,371      321,832            0.3%
      BP P.L.C. Sponsored ADR...........................  18,223      650,561            0.7%
      HSBC Holdings P.L.C. Sponsored ADR................  14,529      567,648            0.6%
      Lloyds Banking Group P.L.C........................ 224,117      254,375            0.3%
#     Lloyds Banking Group P.L.C. ADR...................  66,432      304,259            0.3%
      Rio Tinto P.L.C. Sponsored ADR....................   8,920      325,669            0.3%
      Royal Dutch Shell P.L.C. Sponsored ADR(780259206).   6,996      367,010            0.4%
      Royal Dutch Shell P.L.C. Sponsored ADR(B03MM73)...   5,982      315,192            0.3%
      Vodafone Group P.L.C. Sponsored ADR...............   8,539      281,543            0.3%
      Other Securities..................................           14,431,946           14.8%
                                                                 ------------          ------
TOTAL UNITED KINGDOM....................................           18,385,790           18.9%
                                                                 ------------          ------

UNITED STATES -- (0.0%)
      Other Securities..................................                   37            0.0%
                                                                 ------------          ------
TOTAL COMMON STOCKS.....................................           96,603,675           99.3%
                                                                 ------------          ------

PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
      Other Securities..................................               95,159            0.1%
                                                                 ------------          ------

UNITED KINGDOM -- (0.0%)
      Other Securities..................................                  521            0.0%
                                                                 ------------          ------
TOTAL PREFERRED STOCKS..................................               95,680            0.1%
                                                                 ------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities..................................                   --            0.0%
                                                                 ------------          ------

FRANCE -- (0.0%)
      Other Securities..................................                  650            0.0%
                                                                 ------------          ------

ITALY -- (0.0%)
      Other Securities..................................                   --            0.0%
                                                                 ------------          ------

SPAIN -- (0.0%)
      Other Securities..................................                2,177            0.0%
                                                                 ------------          ------
TOTAL RIGHTS/WARRANTS...................................                2,827            0.0%
                                                                 ------------          ------
TOTAL INVESTMENT SECURITIES.............................           96,702,182
                                                                 ------------

                                                                   Value+
                                                           -       ------            -
SECURITIES LENDING COLLATERAL -- (5.0%)
(S)@  DFA Short Term Investment Fund.................... 438,269    5,070,768            5.2%
                                                                 ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $108,545,650).................................           $101,772,950          104.6%
                                                                 ============          ======

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 --------------------------------------------
                                   Level 1     Level 2   Level 3    Total
                                 ----------- ----------- ------- ------------
  Common Stocks
    Australia................... $   349,091 $ 5,226,431   --    $  5,575,522
    Austria.....................          --     494,614   --         494,614
    Belgium.....................     102,168   1,284,182   --       1,386,350
    Canada......................   7,733,199       2,678   --       7,735,877
    China.......................          --         139   --             139
    Denmark.....................          --   1,206,160   --       1,206,160
    Finland.....................     235,809   1,540,583   --       1,776,392
    France......................     573,309   7,395,107   --       7,968,416
    Germany.....................     236,395   6,145,279   --       6,381,674
    Greece......................          --          --   --              --
    Hong Kong...................          --   2,522,010   --       2,522,010
    Ireland.....................     109,235     458,287   --         567,522
    Israel......................      22,441     505,691   --         528,132
    Italy.......................     238,133   2,630,986   --       2,869,119
    Japan.......................     838,813  21,859,031   --      22,697,844
    Netherlands.................     281,212   2,185,546   --       2,466,758
    New Zealand.................          --     306,881   --         306,881
    Norway......................      62,940     792,405   --         855,345
    Portugal....................          --     303,102   --         303,102
    Singapore...................          --   1,098,297   --       1,098,297
    Spain.......................     420,402   2,170,321   --       2,590,723
    Sweden......................      66,437   2,981,124   --       3,047,561
    Switzerland.................     301,643   5,537,767   --       5,839,410
    United Kingdom..............   4,327,445  14,058,345   --      18,385,790
    United States...............          14          23   --              37
  Preferred Stocks
    Germany.....................          --      95,159   --          95,159
    United Kingdom..............          --         521   --             521
  Rights/Warrants
    Australia...................          --          --   --              --
    France......................          --         650   --             650
    Italy.......................          --          --   --              --
    Spain.......................          --       2,177   --           2,177
  Securities Lending Collateral.          --   5,070,768   --       5,070,768
                                 ----------- -----------   --    ------------
  TOTAL......................... $15,898,686 $85,874,264   --    $101,772,950
                                 =========== ===========   ==    ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                                                                         CSTG&E
                                                                                         CSTG&E U.S.  International
                                                                                         Social Core   Social Core
                                                                                          Equity 2       Equity
                                                                                         Portfolio*    Portfolio*
                                                                                         ------------ -------------
ASSETS:
Investments at Value (including $15,214 and $4,890 of securities on loan, respectively). $     86,398 $     96,702
Temporary Cash Investments at Value & Cost..............................................          696           --
Collateral from Securities on Loan Invested in Affiliate at Value & Cost................       12,306        5,071
Foreign Currencies at Value.............................................................           --          279
Cash....................................................................................           --           67
Receivables:
  Investment Securities Sold............................................................          107           --
  Dividends, Interest and Tax Reclaims..................................................           85          255
  Securities Lending Income.............................................................            5            8
  Fund Shares Sold......................................................................           10            7
                                                                                         ------------ ------------
     Total Assets.......................................................................       99,607      102,389
                                                                                         ------------ ------------
LIABILITIES:
Payables:
  Due to Custodian......................................................................            1           --
  Upon Return of Securities Loaned......................................................       12,306        5,071
  Investment Securities Purchased.......................................................          427            1
  Due to Advisor........................................................................           19           34
Accrued Expenses and Other Liabilities..................................................            8           16
                                                                                         ------------ ------------
     Total Liabilities..................................................................       12,761        5,122
                                                                                         ------------ ------------
NET ASSETS.............................................................................. $     86,846 $     97,267
                                                                                         ============ ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).................................................    6,074,596   11,664,757
                                                                                         ============ ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................................ $      14.30 $       8.34
                                                                                         ============ ============
Investments at Cost..................................................................... $     58,872 $    103,475
                                                                                         ============ ============
Foreign Currencies at Cost.............................................................. $         -- $        278
                                                                                         ============ ============
NET ASSETS CONSIST OF:
Paid-In Capital......................................................................... $     57,830 $    110,827
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)..          157          351
Accumulated Net Realized Gain (Loss)....................................................        1,333       (7,138)
Net Unrealized Foreign Exchange Gain (Loss).............................................           --           (1)
Net Unrealized Appreciation (Depreciation)..............................................       27,526       (6,772)
                                                                                         ------------ ------------
NET ASSETS.............................................................................. $     86,846 $     97,267
                                                                                         ============ ============
(1) NUMBER OF SHARES AUTHORIZED.........................................................  300,000,000  300,000,000
                                                                                         ============ ============

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                                         CSTG&E
                                                                          CSTG&E U.S. International
                                                                          Social Core  Social Core
                                                                           Equity 2      Equity
                                                                           Portfolio    Portfolio
                                                                          ----------- -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0 and $249, respectively).   $ 1,749      $ 2,942
  Income from Securities Lending.........................................        60          116
                                                                            -------      -------
     Total Investment Income.............................................     1,809        3,058
                                                                            -------      -------
Expenses
  Investment Advisory Services Fees......................................       244          420
  Accounting & Transfer Agent Fees.......................................         7           18
  Custodian Fees.........................................................         9           28
  Filing Fees............................................................         2            2
  Shareholders' Reports..................................................         6            7
  Professional Fees......................................................         4            4
  Social Issue Screening Fees............................................        21           37
  Other..................................................................        12           23
                                                                            -------      -------
     Total Expenses......................................................       305          539
                                                                            -------      -------
  Fees Paid Indirectly (Note C)..........................................        --           --
                                                                            -------      -------
  Net Expenses...........................................................       305          539
                                                                            -------      -------
  Net Investment Income (Loss)...........................................     1,504        2,519
                                                                            -------      -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........................................     3,017         (500)
    Foreign Currency Transactions........................................        --          (48)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........................    (3,340)      (4,121)
    Translation of Foreign Currency Denominated Amounts..................        --            6
                                                                            -------      -------
  Net Realized and Unrealized Gain (Loss)................................      (323)      (4,663)
                                                                            -------      -------
Net Increase (Decrease) in Net Assets Resulting from Operations..........   $ 1,181      $(2,144)
                                                                            =======      =======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                 CSTG&E U.S. Social Core CSTG&E International
                                                                 Equity 2 Portfolio      Social Core Equity Portfolio
                                                                 ----------------------  ---------------------------
                                                                   Year        Year        Year           Year
                                                                  Ended       Ended       Ended          Ended
                                                                 Oct. 31,    Oct. 31,    Oct. 31,       Oct. 31,
                                                                   2015        2014        2015           2014
                                                                 --------    --------    --------       --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................................. $ 1,504     $  1,346    $  2,519       $  3,483
  Net Realized Gain (Loss) on:
    Investment Securities Sold..................................   3,017        3,529        (500)        (3,602)
    Foreign Currency Transactions...............................      --           --         (48)           (63)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................  (3,340)       5,299      (4,121)        (1,162)
    Translation of Foreign Currency Denominated Amounts.........      --           --           6             (8)
                                                                 -------      --------     --------       --------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................   1,181       10,174      (2,144)        (1,352)
                                                                 -------      --------     --------       --------
Distributions From:
  Net Investment Income.........................................  (1,493)      (1,334)     (2,493)        (3,441)
                                                                 -------      --------     --------       --------
     Total Distributions........................................  (1,493)      (1,334)     (2,493)        (3,441)
                                                                 -------      --------     --------       --------
Capital Share Transactions (1):
  Shares Issued.................................................     825        4,371       1,667          5,718
  Shares Issued in Lieu of Cash Distributions...................   1,493        1,334       2,493          3,441
  Shares Redeemed...............................................  (7,002)     (11,972)     (2,425)       (14,635)
                                                                 -------      --------     --------       --------
     Net Increase (Decrease) from Capital Share Transactions....  (4,684)      (6,267)      1,735         (5,476)
                                                                 -------      --------     --------       --------
     Total Increase (Decrease) in Net Assets....................  (4,996)       2,573      (2,902)       (10,269)
Net Assets
  Beginning of Year.............................................  91,842       89,269     100,169        110,438
                                                                 -------      --------     --------       --------
  End of Year................................................... $86,846     $ 91,842    $ 97,267       $100,169
                                                                 =======      ========     ========       ========
(1) Shares Issued and Redeemed:
  Shares Issued.................................................      58          320         191            625
  Shares Issued in Lieu of Cash Distributions...................     106           96         290            366
  Shares Redeemed...............................................    (476)        (855)       (279)        (1,588)
                                                                 -------      --------     --------       --------
     Net Increase (Decrease) from Shares Issued and
      Redeemed..................................................    (312)        (439)        202           (597)
                                                                 =======      ========     ========       ========
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income)......................................... $   157     $    169    $    351       $    366

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                           CSTG&E U.S. Social Core Equity 2 Portfolio
                                                                          -------------------------------------------
                                                                            Year     Year     Year     Year     Year
                                                                           Ended    Ended    Ended    Ended    Ended
                                                                          Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                            2015     2014     2013     2012     2011
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year....................................... $ 14.38  $ 13.08  $ 10.07  $  8.98  $  8.49
                                                                          -------  -------  -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).......................................    0.24     0.20     0.20     0.16     0.13
  Net Gains (Losses) on Securities (Realized and Unrealized).............   (0.08)    1.30     3.01     1.08     0.49
                                                                          -------  -------  -------  -------  -------
   Total from Investment Operations......................................    0.16     1.50     3.21     1.24     0.62
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..................................................   (0.24)   (0.20)   (0.20)   (0.15)   (0.13)
                                                                          -------  -------  -------  -------  -------
   Total Distributions...................................................   (0.24)   (0.20)   (0.20)   (0.15)   (0.13)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................................. $ 14.30  $ 14.38  $ 13.08  $ 10.07  $  8.98
========================================================================= ======== ======== ======== ======== ========
Total Return.............................................................    1.13%   11.54%   32.27%   13.94%    7.24%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $86,846  $91,842  $89,269  $76,197  $75,246
Ratio of Expenses to Average Net Assets..................................    0.34%    0.32%    0.35%    0.36%    0.38%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).    0.34%    0.32%    0.35%    0.36%    0.38%
Ratio of Net Investment Income to Average Net Assets.....................    1.67%    1.47%    1.71%    1.65%    1.36%
Portfolio Turnover Rate..................................................      12%      11%       4%       9%       9%
-----------------------------------------------------------------------------------------------------------------------

                                                                          CSTG&E International Social Core Equity Portfolio
                                                                          -----------------------------------------------
                                                                            Year       Year      Year      Year     Year
                                                                           Ended      Ended     Ended     Ended    Ended
                                                                          Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31, Oct. 31,
                                                                            2015       2014      2013      2012     2011
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year....................................... $  8.74   $   9.16   $   7.39  $  7.27  $  7.92
                                                                          -------   --------   --------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).......................................    0.22       0.29       0.21     0.21     0.22
  Net Gains (Losses) on Securities (Realized and Unrealized).............   (0.40)     (0.43)      1.79     0.12    (0.64)
                                                                          -------   --------   --------  -------  -------
   Total from Investment Operations......................................   (0.18)     (0.14)      2.00     0.33    (0.42)
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..................................................   (0.22)     (0.28)     (0.23)   (0.21)   (0.23)
                                                                          -------   --------   --------  -------  -------
   Total Distributions...................................................   (0.22)     (0.28)     (0.23)   (0.21)   (0.23)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................................. $  8.34   $   8.74   $   9.16  $  7.39  $  7.27
========================================================================= ========  ========   ========  ======== ========
Total Return.............................................................   (2.15)%    (1.71)%    27.54%    4.87%   (5.62)%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $97,267   $100,169   $110,438  $64,902  $67,710
Ratio of Expenses to Average Net Assets..................................    0.54%      0.53%      0.56%    0.60%    0.58%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).    0.54%      0.53%      0.56%    0.60%    0.58%
Ratio of Net Investment Income to Average Net Assets.....................    2.52%      3.08%      2.54%    3.00%    2.76%
Portfolio Turnover Rate..................................................       8%        18%         8%       7%       6%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund consists of eighty-one operational portfolios, two of which, CSTG&E U.S. Social Core Equity 2 Portfolio and CSTG&E International Social Core Equity Portfolio (the "Portfolios"), are included in this report. The remaining operational portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by the Portfolios, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   CSTG&E International Social Core Equity Portfolio will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE

(normally, 4:00 p.m. ET) and the time that the net asset value of the CSTG&E International Social Core Equity Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time CSTG&E International Social Core Equity Portfolio prices its shares at the close of the NYSE, the Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on CSTG&E International Social Core Equity Portfolio's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by CSTG&E International Social Core Equity Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When CSTG&E International Social Core Equity Portfolio uses fair value pricing, the values assigned to the Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the CSTG&E International Social Core Equity Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   CSTG&E International Social Core Equity Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   CSTG&E International Social Core Equity Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. CSTG&E International Social Core Equity Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolios. On May 8, 2015 and June 10, 2015 at a Special Joint Meeting of Shareholders, shareholders of the Portfolios approved new investment management agreements, which became effective July 21, 2015, that provide a uniform agreement that increases transparency and better describes all of the services that the Advisor provides to each Portfolio. For the year ended
October 31, 2015, the investment advisory services/management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.27% and 0.42% of average daily net assets for CSTG&E U.S. Social Core Equity
2 Portfolio and CSTG&E International Social Core Equity Portfolio, respectively.

Earned Income Credit:

   In addition, the CSTG&E International Social Core Equity Portfolio entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the year ended October 31, 2015, expenses reduced were as follows (amounts in thousands):

                                                            Fees Paid
                                                            Indirectly
         -                                                  ----------
         CSTG&E International Social Core Equity Portfolio.     --*

* Amount designated as -- is less than $500.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2015, the total related amounts paid by the Fund to the CCO were $275 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

             CSTG&E U.S. Social Core Equity 2 Portfolio........ $3
             CSTG&E International Social Core Equity Portfolio.  3

E. Purchases and Sales of Securities:

   For the year ended October 31, 2015, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                         Purchases  Sales
      -                                                  --------- -------
      CSTG&E U.S. Social Core Equity 2 Portfolio........  $10,855  $15,183
      CSTG&E International Social Core Equity Portfolio.   10,017    8,225

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to net foreign currency gains/losses, foreign capital gains tax and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                      Increase       Increase
                                                                     (Decrease)     (Decrease)
                                                      Increase     Undistributed   Accumulated
                                                     (Decrease)    Net Investment  Net Realized
                                                   Paid-In Capital     Income     Gains (Losses)
-                                                  --------------- -------------- --------------
CSTG&E U.S. Social Core Equity 2 Portfolio........       $44            $(23)          $(21)
CSTG&E International Social Core Equity Portfolio.        --             (41)            41

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                                   Net Investment
                                                     Income and
                                                     Short-Term     Long-Term
                                                   Capital Gains  Capital Gains Total
                                                   -------------- ------------- ------
CSTG&E U.S. Social Core Equity 2 Portfolio
2014..............................................     $1,334          --       $1,334
2015..............................................      1,493          --        1,493
CSTG&E International Social Core Equity Portfolio
2014..............................................      3,441          --        3,441
2015..............................................      2,493          --        2,493

   At October 31, 2015, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                             Net Investment
                                               Income and
                                               Short-Term     Long-Term
                                             Capital Gains  Capital Gains Total
                                             -------------- ------------- -----
 CSTG&E U.S. Social Core Equity 2 Portfolio.      $23            $21       $44

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  Undistributed                                               Total Net
                                  Net Investment                                            Distributable
                                    Income and   Undistributed                 Unrealized     Earnings
                                    Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                  Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                  -------------- ------------- ------------- -------------- -------------
CSTG&E U.S. Social Core Equity 2
  Portfolio......................      $161         $1,337             --       $27,522       $ 29,020
CSTG&E International Social Core
  Equity Portfolio...............       377             --        $(7,096)       (6,838)       (13,557)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                   Expires on October 31,
                                                   ----------------------
                                                            2017          Unlimited Total
                                                   ---------------------- --------- ------
CSTG&E U.S. Social Core Equity 2 Portfolio........            --               --       --
CSTG&E International Social Core Equity Portfolio.          $904           $6,192   $7,096

   During the year ended October 31, 2015, the CSTG&E U.S. Social Core Equity 2 Portfolio utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

               CSTG&E U.S. Social Core Equity 2 Portfolio. $1,660

   At October 31, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                           Net
                                                                                        Unrealized
                                                   Federal   Unrealized   Unrealized   Appreciation
                                                   Tax Cost Appreciation Depreciation (Depreciation)
                                                   -------- ------------ ------------ --------------
CSTG&E U.S. Social Core Equity 2 Portfolio........ $ 71,878   $31,099      $ (3,577)     $27,522
CSTG&E International Social Core Equity Portfolio.  108,611    15,967       (22,805)      (6,838)

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by CSTG&E International Social Core Equity Portfolio may be inhibited.

H. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. A line of credit with similar terms was in effect through March 31, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 9, 2015. A line of credit with similar terms was in effect through January 8, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the year ended October 31, 2015, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                           Weighted      Weighted    Number of   Interest Maximum Amount
                                            Average      Average        Days     Expense  Borrowed During
                                         Interest Rate Loan Balance Outstanding* Incurred   The Period
                                         ------------- ------------ ------------ -------- ---------------
CSTG&E U.S. Social Core Equity 2
  Portfolio.............................     0.88%         $166          48         --        $2,030
CSTG&E International Social Core Equity
  Portfolio.............................     0.87%           59          42         --           492

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2015, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of October 31, 2015.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolios did not utilize the interfund lending program during the year ended October 31, 2015.

I. Affiliated Trades

   Cross trades for the year ended October 31, 2015, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2015, cross trades by the Portfolios under Rule 17a-7 were as follows:

                                                         Purchases Sales
      Portfolio                                          --------- ------
      CSTG&E U.S. Social Core Equity 2 Portfolio........   $731    $1,491
      CSTG&E International Social Core Equity Portfolio.    375        --

J. Securities Lending:

   As of October 31, 2015, the Portfolios had securities on loan to brokers/dealers, for which each Portfolio received cash collateral.

   In addition, the Portfolios received non-cash collateral consisting of short and/or long term U.S. government securities (amounts in thousands):

                                                              Market
                                                              Value
                                                              ------
           CSTG&E U.S. Social Core Equity 2 Portfolio........ $3,150
           CSTG&E International Social Core Equity Portfolio.    142

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, the Portfolios will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolios will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Other:

   At October 31, 2015, two shareholders held 96% of the outstanding shares of CSTG&E U.S. Social Core Equity 2 Portfolio and two shareholders held 98% of the outstanding shares of CSTG&E International Social Core Equity Portfolio. One or more of the shareholders are omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CSTG&E U.S. Social Core Equity 2 Portfolio and CSTG&E International Social Core Equity Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodians, broker and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2015

                      RESULTS OF THE SHAREHOLDER MEETING

                                  (Unaudited)

   On May 8, 2015 and June 10, 2015, DFA Investment Dimensions Group Inc. ("DFAIDG") held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DFAIDG and the Portfolios, including, among other items, the election of Directors, the approval of an updated investment management agreement, and the amendment of certain fundamental investment limitations. The shareholders of the Portfolios approved each of the applicable proposals for DFAIDG and the Portfolios presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by each Portfolio. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DFAIDG

Proposal 1: Election of Directors/Trustees*

                                            % Voted % FOR              % Voted  % WITHHOLD
                                   FOR        FOR   of O/S  WITHHOLD   WITHHOLD   of O/S
                              ------------- ------- ------ ----------- -------- ----------
(a) David G. Booth........... 9,813,303,615 98.22%  63.03% 178,323,699  1.78%     1.15%
(b) George M. Constantinides. 9,825,715,266 98.34%  63.11% 165,912,043  1.66%     1.07%
(c) John P. Gould............ 9,821,346,669 98.30%  63.09% 170,280,645  1.70%     1.09%
(d) Roger G. Ibbotson........ 9,825,084,982 98.33%  63.11% 166,542,033  1.67%     1.07%
(e) Edward P. Lazear......... 9,824,635,836 98.33%  63.11% 166,991,519  1.67%     1.07%
(f) Eduardo A. Repetto....... 9,836,468,256 98.45%  63.18% 155,159,090  1.55%     1.00%
(g) Myron S. Scholes......... 9,816,729,833 98.25%  63.06% 174,897,480  1.75%     1.12%
(h) Abbie J. Smith........... 9,806,645,531 98.15%  62.99% 184,978,779  1.85%     1.19%

*  Results are for all Portfolios within DFAIDG

CSTG&E International Social Core Equity Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 11,278,814 100.00% 98.01%    0      0.00%     0.00%
(b) George M. Constantinides. 11,278,814 100.00% 98.01%    0      0.00%     0.00%
(c) John P. Gould............ 11,278,814 100.00% 98.01%    0      0.00%     0.00%
(d) Roger G. Ibbotson........ 11,278,814 100.00% 98.01%    0      0.00%     0.00%
(e) Edward P. Lazear......... 11,278,814 100.00% 98.01%    0      0.00%     0.00%
(f) Eduardo A. Repetto....... 11,278,814 100.00% 98.01%    0      0.00%     0.00%
(g) Myron S. Scholes......... 11,278,814 100.00% 98.01%    0      0.00%     0.00%
(h) Abbie J. Smith........... 11,278,814 100.00% 98.01%    0      0.00%     0.00%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
11,278,811  100.00% 98.01%    0     0.00%    0.00%      0     0.00%    0.00%      0      0.00%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

      11,278,811  100.00% 98.01% 0   0.00% 0.00% 0   0.00% 0.00% 0   0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
11,278,811  100.00% 98.01%    0     0.00%    0.00%      0     0.00%    0.00%      0      0.00%

CSTG&E U.S. Social Core Equity 2 Portfolio

Proposal 1: Election of Directors/Trustees

                                        % Voted % FOR           % Voted  % WITHHOLD
                                 FOR      FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              --------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 6,081,230 100.00% 95.60%    0      0.00%     0.00%
(b) George M. Constantinides. 6,081,230 100.00% 95.60%    0      0.00%     0.00%
(c) John P. Gould............ 6,081,230 100.00% 95.60%    0      0.00%     0.00%
(d) Roger G. Ibbotson........ 6,081,230 100.00% 95.60%    0      0.00%     0.00%
(e) Edward P. Lazear......... 6,081,230 100.00% 95.60%    0      0.00%     0.00%
(f) Eduardo A. Repetto....... 6,081,230 100.00% 95.60%    0      0.00%     0.00%
(g) Myron S. Scholes......... 6,081,230 100.00% 95.60%    0      0.00%     0.00%
(h) Abbie J. Smith........... 6,081,230 100.00% 95.60%    0      0.00%     0.00%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
6,081,230. 100.00% 95.60%    0     0.00%    0.00%      0     0.00%    0.00%      0      0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
6,081,230. 100.00% 95.60%    0     0.00%    0.00%      0     0.00%    0.00%      0      0.00%

                                FUND MANAGEMENT

                                  (Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2015.

Each Board's Nominating Committee is composed of George M. Constantinides, John
P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2015.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is composed of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were three Strategy Committee meetings held during the fiscal year ended October 31, 2015.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

      Name, Position
      with the Fund,                                 Portfolios within the
      Address and Year        Term of Office/1/ and  DFA Fund Complex/2/       Principal Occupation(s) During Past 5 Years and
         of Birth              Length of Service           Overseen              Other Directorships of Public Companies Held
-----------------------------------------------------------------------------------------------------------------------------------
                                                Disinterested Trustees/Directors
-----------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides       DFAIDG-Since 1983     122 portfolios in 4    Leo Melamed Professor of Finance, University
Director of DFAIDG and DIG.    DIG-Since 1993        investment companies   of Chicago Booth School of Business.
Trustee of DFAITC and DEM.     DFAITC-Since 1992
The University of Chicago      DEM-Since 1993
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
1947
-----------------------------------------------------------------------------------------------------------------------------------
John P. Gould                  DFAIDG-Since 1986     122 portfolios in 4    Steven G. Rothmeier Professor and Distinguished
Director of DFAIDG and DIG.    DIG-Since 1993        investment companies   Service Professor of Economics, University of
Trustee of DFAITC and DEM      DFAITC-Since 1992                            Chicago Booth School of Business (since 1965).
The University of Chicago      DEM-Since 1993                               Member and Chair, Competitive Markets Advisory
Booth School of Business                                                    Council, Chicago Mercantile Exchange (futures
5807 S. Woodlawn Avenue                                                     trading exchange) (since 2004). Trustee, Harbor
Chicago, IL 60637                                                           Fund (registered investment company)
1939                                                                        (29 Portfolios) (since 1994). Formerly, Member of
                                                                            the Board of Milwaukee Insurance Company
                                                                            (1997-2010).
-----------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson              DFAIDG-Since 1981     122 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and DIG.    DIG-Since 1993        investment companies   Management (since 1984). Chairman, CIO and
Trustee of DFAITC and DEM.     DFAITC-Since 1992                            Partner, Zebra Capital Management, LLC (hedge
Yale School of Management      DEM-Since 1993                               fund and asset manager) (since 2001). Consultant
P.O. Box 208200                                                             to Morningstar Inc. (since 2006). Formerly, Director,
New Haven, CT 06520-8200                                                    BIRR Portfolio Analysis, Inc. (software products)
1943                                                                        (1990-2010).
-----------------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear               DFAIDG-Since 2010     122 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover Institution
Director of DFAIDG and DIG.    DIG-Since 2010        investment companies   (since 2002). Jack Steele Parker Professor of
Trustee of DFAITC and DEM.     DFAITC-Since 2010                            Human Resources Management and Economics,
Stanford University Graduate   DEM-Since 2010                               Graduate School of Business, Stanford University
School of Business                                                          (since 1995). Cornerstone Research (expert
518 Memorial Way                                                            testimony and economic and financial analysis)
Stanford, CA 94305-5015                                                     (since 2009). Formerly, Chairman of the President
1948                                                                        George W. Bush's Council of Economic Advisers
                                                                            (2006-2009). Formerly, Council of Economic
                                                                            Advisors, State of California (2005-2006). Formerly,
                                                                            Commissioner, White House Panel on Tax Reform
                                                                            (2005)
-----------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes               DFAIDG-Since 1981     122 portfolios in 4    Chief Investment Strategist, Janus Capital Group
Director of DFAIDG and DIG.    DIG-Since 1993        investment companies   Inc. (since 2014). Frank E. Buck Professor of
Trustee of DFAITC and DEM.     DFAITC-Since 1992                            Finance Emeritus, Graduate School of Business,
c/o Dimensional Fund           DEM-Since 1993                               Stanford University (since 1981). Chairman, Ruapay
Advisors, LP                                                                Inc. (since 2013). Formerly, Chairman, Platinum
6300 Bee Cave Road                                                          Grove Asset Management, L.P. (hedge fund)
Building 1                                                                  (formerly, Oak Hill Platinum Partners) (1999-2009).
Austin, TX 78746                                                            Formerly, Director, American Century Fund
1941                                                                        Complex (registered investment companies)
                                                                            (43 Portfolios) (1980-2014).
-----------------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                 DFAIDG-Since 2000     122 portfolios in 4    Boris and Irene Stern Distinguished Service
Director of DFAIDG and DIG.    DIG-Since 2000        investment companies   Professor of Accounting, University of Chicago
Trustee of DFAITC and DEM.     DFAITC-Since 2000                            Booth School of Business (since 1980). Director,
The University of Chicago      DEM-Since 2000                               HNI Corporation (formerly known as HON Industries
Booth School of Business                                                    Inc.) (office furniture) (since 2000). Director, Ryder
5807 S. Woodlawn Avenue                                                     System Inc. (transportation, logistics and supply-
Chicago, IL 60637                                                           chain management) (since 2003). Trustee, UBS
1953                                                                        Funds (4 investment companies within the fund
                                                                            complex) (33 portfolios) (since 2009). Formerly, Co-
                                                                            Director Investment Research, Fundamental
                                                                            Investment Advisors (hedge fund) (2008-2011).

      Name, Position
      with the Fund,                                 Portfolios within the
      Address and Year        Term of Office/1/ and  DFA Fund Complex/2/      Principal Occupation(s) During Past 5 Years and
         of Birth              Length of Service           Overseen             Other Directorships of Public Companies Held
---------------------------------------------------------------------------------------------------------------------------------
                                                Interested Trustees/Directors*
---------------------------------------------------------------------------------------------------------------------------------
David G. Booth                 DFAIDG-Since 1981     122 portfolios in 4    Chairman, Director/Trustee, President, Co-Chief
Chairman, Director/Trustee,    DIG-Since 1992        investment companies   Executive Officer and formerly, Chief Executive
President and Co-Chief         DFAITC-Since 1992                            Officer (until 1/1/2010) of the following companies:
Executive Officer              DEM-Since 1993                               Dimensional Holdings Inc., Dimensional Fund
6300 Bee Cave Road,                                                         Advisors LP, DFA Securities LLC, DEM, DFAIDG,
Building One                                                                DIG and DFAITC (collectively, the "DFA Entities").
Austin, TX 78746                                                            Director of Dimensional Fund Advisors Ltd. and
1946                                                                        formerly, Chief Investment Officer. Director of DFA
                                                                            Australia Limited and formerly, President and Chief
                                                                            Investment Officer. Director of Dimensional Advisors
                                                                            Ltd., Dimensional Funds plc and Dimensional Funds
                                                                            II plc. Formerly, President, Dimensional SmartNest
                                                                            (US) LLC (2009-2014). Formerly, Limited Partner,
                                                                            Oak Hill Partners (2001- 2010). Limited Partner,
                                                                            VSC Investors, LLC (since 2007). Trustee,
                                                                            University of Chicago. Trustee, University of Kansas
                                                                            Endowment Association. Formerly, Director, SA
                                                                            Funds (registered investment company). Chairman,
                                                                            Director and Co-Chief Executive Officer of
                                                                            Dimensional Fund Advisors Canada ULC. Director
                                                                            and President (since 2012) of Dimensional Japan
                                                                            Ltd. Chairman, Director, President and Co-Chief
                                                                            Executive Officer of Dimensional Cayman
                                                                            Commodity Fund I Ltd. (since 2010).
---------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto             DFAIDG-Since 2009     122 portfolios in 4    Co-Chief Executive Officer (beginning January
Director/Trustee, Co-Chief     DIG-Since 2009        investment companies   2010), Co-Chief Investment Officer (since June
Executive Officer and          DFAITC-Since 2009                            2014), Director/Trustee, and formerly, Chief
Co- Chief Investment Officer   DEM-Since 2009                               Investment Officer (March 2007-June 2014) of the
6300 Bee Cave Road,                                                         DFA Entities. Director, Co-Chief Executive Officer
Building One                                                                and Chief Investment Officer (since 2010) of
Austin, TX 78746                                                            Dimensional Cayman Commodity Fund I Ltd.
1967                                                                        Director, Co-Chief Executive Officer, President and
                                                                            Co-Chief Investment Officer of Dimensional Fund
                                                                            Advisors Canada ULC and formerly, Chief
                                                                            Investment Officer (until April 2014). Co-Chief
                                                                            Investment Officer, Vice President, and Director of
                                                                            DFA Australia Limited and formerly, Chief
                                                                            Investment Officer (until April 2014). Director of
                                                                            Dimensional Fund Advisors Ltd., Dimensional Funds
                                                                            plc, Dimensional Funds II plc and Dimensional
                                                                            Advisors Ltd. Formerly, Vice President of the DFA
                                                                            Entities and Dimensional Fund Advisors Canada
                                                                            ULC. Director and Chief Investment Officer (since
                                                                            December 2012) of Dimensional Japan Ltd.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes DFAIDG, DIG; DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

Officers

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                             Term of Office/1/
                                              and Length of
Name and Year of Birth       Position            Service                 Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------------------
April A. Aandal         Vice President         Since 2008       Vice President of all the DFA Entities.
1963
---------------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta        Vice President         Since 2012       Vice President of all the DFA Entities. Formerly, Vice
1974                                                            President, Business Development at Capson Physicians
                                                                Insurance Company (2010-2012); Vice President at
                                                                Charles Schwab (2007-2010).
---------------------------------------------------------------------------------------------------------------------------
Darryl D. Avery         Vice President         Since 2005       Vice President of all the DFA Entities.
1966
---------------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow        Vice President         Since 1993       Vice President of all the DFA Entities. Director and
1955                                                            Managing Director of Dimensional Fund Advisors Ltd
                                                                (since September 2013).
---------------------------------------------------------------------------------------------------------------------------
Peter Bergan            Vice President         Since 2014       Vice President of all the DFA Entities. Formerly, Senior
1974                                                            Infrastructure Manager for Dimensional Fund Advisors LP
                                                                (January 2011-January 2014); Partner at Stonehouse
                                                                Consulting (2010).
---------------------------------------------------------------------------------------------------------------------------
Lana Bergstein          Vice President         Since 2014       Vice President of all the DFA Entities. Formerly, Client
1974                                                            Service Manager for Dimensional Fund Advisors LP
                                                                (February 2008-January 2014).
---------------------------------------------------------------------------------------------------------------------------
Stanley W. Black        Vice President         Since 2014       Vice President of all the DFA Entities. Formerly, Senior
1970                                                            Research Associate (January 2012-January 2014) and
                                                                Research Associate (2006-2011) for Dimensional Fund
                                                                Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
Aaron T. Borders        Vice President         Since 2014       Vice President of all the DFA Entities. Formerly, Regional
1973                                                            Director for Dimensional Fund Advisors LP (April 2008-
                                                                January 2014).
---------------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth       Vice President         Since 2007       Vice President of all the DFA Entities.
1968
---------------------------------------------------------------------------------------------------------------------------
Valerie A. Brown        Vice President and     Since 2001       Vice President and Assistant Secretary of all the DFA
1967                    Assistant Secretary                     Entities, DFA Australia Limited, Dimensional Fund Advisors
                                                                Ltd., Dimensional Cayman Commodity Fund I Ltd.,
                                                                Dimensional Fund Advisors Pte. and Dimensional Hong
                                                                Kong Limited. Director, Vice President and Assistant
                                                                Secretary of Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------------------
David P. Butler         Vice President         Since 2007       Vice President of all the DFA Entities. Head of Global
1964                                                            Financial Services for Dimensional Fund Advisors LP
                                                                (since 2008).
---------------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit       Vice President         Since 2012       Vice President of all the DFA Entities. Formerly, Regional
1970                                                            Director for Dimensional Fund Advisors LP
                                                                (December 2010-January 2012); Regional Director at
                                                                Russell Investments (April 2006-December 2010).
---------------------------------------------------------------------------------------------------------------------------
Hunt M. Cairns          Vice President         Since 2014       Vice President of all the DFA Entities. Formerly, Regional
1973                                                            Director (January 2010-January 2014) and Senior
                                                                Associate (July 2008-December 2009) for Dimensional
                                                                Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
Dennis M. Chamberlain   Vice President         Since 2015       Vice President of all the DFA Entities. Formerly, Regional
1972                                                            Director (January 2012-January 2015) for Dimensional
                                                                Fund Advisors LP; Principal for Chamberlain Financial
                                                                Group (October 2010-December 2011); Wealth
                                                                Management Consultant for Saybrus Partners (May 2008-
                                                                October 2010).
---------------------------------------------------------------------------------------------------------------------------
Ryan J. Chaplinski      Vice President         Since 2015       Vice President of all the DFA Entities. Formerly, Regional
1971                                                            Director (June 2011-January 2015) for Dimensional Fund
                                                                Advisors LP; Sales Executive for Vanguard (2004-
                                                                June 2011).

                                            Term of Office/1/
                                             and Length of
Name and Year of Birth       Position           Service                  Principal Occupation During Past 5 Years
----------------------------------------------------------------------------------------------------------------------------
James G. Charles        Vice President        Since 2011       Vice President of all the DFA Entities. Formerly, Regional
1956                                                           Director for Dimensional Fund Advisors LP (2008-2010).
----------------------------------------------------------------------------------------------------------------------------
Joseph H. Chi           Vice President        Since 2009       Vice President of all the DFA Entities. Co-Head of Portfolio
1966                                                           Management (since March 2012) and Senior Portfolio
                                                               Manager (since January 2012) for Dimensional Fund
                                                               Advisors LP. Formerly, Portfolio Manager for Dimensional
                                                               Fund Advisors LP (October 2005 to January 2012).
----------------------------------------------------------------------------------------------------------------------------
Pil Sun Choi            Vice President        Since 2014       Vice President of all the DFA Entities. Formerly, Counsel
1972                                                           for Dimensional Fund Advisors LP (April 2012-January
                                                               2014); Vice President and Counsel for AllianceBernstein
                                                               L.P. (2006-2012).
----------------------------------------------------------------------------------------------------------------------------
Stephen A. Clark        Vice President        Since 2004       Vice President of all the DFA Entities, DFA Australia
1972                                                           Limited and Dimensional Fund Advisors Canada ULC.
                                                               Head of Global Institutional Services for Dimensional Fund
                                                               Advisors LP (since January 2014). Formerly, Head of
                                                               Institutional, North America (March 2012 to December
                                                               2013) and Head of Portfolio Management (January 2006 to
                                                               March 2012) for Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------------
Matt B. Cobb            Vice President        Since 2013       Vice President of all the DFA Entities. Formerly, Regional
1971                                                           Director for Dimensional Fund Advisors LP (September
                                                               2011-March 2013); Vice President at MullinTBG (2005-
                                                               2011).
----------------------------------------------------------------------------------------------------------------------------
Rose C. Cooke           Vice President        Since 2014       Vice President of all the DFA Entities. Formerly, Regional
1971                                                           Director for Dimensional Fund Advisors LP (August 2010-
                                                               March 2014); Vice President, Sales and Business
                                                               Development at AdvisorsIG (PPMG) (2009-2010); Vice
                                                               President at Credit Suisse (2007-2009).
----------------------------------------------------------------------------------------------------------------------------
Ryan Cooper             Vice President        Since 2013       Vice President of all the DFA Entities. Formerly, Regional
1979                                                           Director for Dimensional Fund Advisors LP (2003-
                                                               March 2014).
----------------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell      Vice President        Since 2012       Vice President of all the DFA Entities. Formerly, Regional
1976                                                           Director for Dimensional Fund Advisors LP (August 2002-
                                                               January 2012).
----------------------------------------------------------------------------------------------------------------------------
Robert P. Cornell       Vice President        Since 2007       Vice President of all the DFA Entities.
1949
----------------------------------------------------------------------------------------------------------------------------
George H. Crane         Vice President        Since 2010       Vice President of all the DFA Entities. Formerly, Senior
1955                                                           Vice President and Managing Director at State Street Bank
                                                               & Trust Company (2007-2008).
----------------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and    Since 2004       Vice President and Global Chief Compliance Officer of all
1965                    Global Chief                           the DFA Entities, DFA Australia Limited and Dimensional
                        Compliance Officer                     Fund Advisors Ltd. Vice President, Chief Compliance
                                                               Officer and Chief Privacy Officer of Dimensional Fund
                                                               Advisors Canada ULC. Formerly, Vice President and
                                                               Global Chief Compliance Officer for Dimensional
                                                               SmartNest (US) LLC (October 2010-2014).
----------------------------------------------------------------------------------------------------------------------------
John Dashtara           Vice President        Since 2015       Vice President of all the DFA Entities. Formerly, Regional
1980                                                           Director (July 2013-January 2015) for Dimensional Fund
                                                               Advisors LP; Relationship Manager for Blackrock, Inc.
                                                               (July 2011-July 2013); Vice President for Towers Watson
                                                               (formerly, WellsCanning) (June 2009-July 2011).
----------------------------------------------------------------------------------------------------------------------------
James L. Davis          Vice President        Since 1999       Vice President of all the DFA Entities.
1956
----------------------------------------------------------------------------------------------------------------------------
Robert T. Deere         Vice President        Since 1994       Vice President of all the DFA Entities, DFA Australia
1957                                                           Limited and Dimensional Fund Advisors Canada ULC.
----------------------------------------------------------------------------------------------------------------------------
Johnathon K. DeKinder   Vice President        Since 2014       Vice President of all the DFA Entities. Formerly, Regional
1979                                                           Director (January 2012-January 2014) and Senior
                                                               Associate (August 2010-December 2011) for Dimensional
                                                               Fund Advisors LP; MBA and MPA at the University of
                                                               Texas at Austin (August 2007-May 2010).

                                             Term of Office/1/
                                              and Length of
Name and Year of Birth       Position            Service                  Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------
Mark J. Dennis          Vice President         Since 2015       Vice President of all DFA Entities. Formerly, Regional
1976                                                            Director (May 2011-January 2015) for Dimensional Fund
                                                                Advisors LP; Vice President, Portfolio Specialist
                                                                (January 2007-May 2011) for Morgan Stanley Investment
                                                                Management.
-----------------------------------------------------------------------------------------------------------------------------
Massimiliano DeSantis   Vice President         Since 2015       Vice President of all DFA Entities. Formerly, Senior
1971                                                            Associate, Research (November 2012-January 2015) for
                                                                Dimensional Fund Advisors LP; Senior Consultant, NERA
                                                                Economic Consulting, New York (May 2010-November
                                                                2012).
-----------------------------------------------------------------------------------------------------------------------------
Peter F. Dillard        Vice President         Since 2010       Vice President of all the DFA Entities. Formerly, Research
1972                                                            Associate (August 2008-March 2010) and Research
                                                                Assistant (April 2006-August 2008) for Dimensional Fund
                                                                Advisors LP.
-----------------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner      Vice President         Since 2001       Vice President of all the DFA Entities.
1970
-----------------------------------------------------------------------------------------------------------------------------
Karen M. Dolan          Vice President         Since 2014       Vice President of all the DFA Entities. Head of Marketing
1979                                                            for Dimensional Fund Advisors LP (since February 2013).
                                                                Formerly, Senior Manager of Research and Marketing for
                                                                Dimensional Fund Advisors LP (June 2012-January 2013);
                                                                Director of Mutual Fund Analysis at Morningstar
                                                                (January 2008-May 2012).
-----------------------------------------------------------------------------------------------------------------------------
L. Todd Erskine         Vice President         Since 2015       Vice President of all DFA Entities. Formerly, Regional
1959                                                            Director (May 2008-January 2015) for Dimensional Fund
                                                                Advisors LP.
-----------------------------------------------------------------------------------------------------------------------------
Richard A. Eustice      Vice President and     Since 1998       Vice President and Assistant Secretary of all the DFA
1965                    Assistant Secretary                     Entities and DFA Australia Limited. Chief Operating Officer
                                                                for Dimensional Fund Advisors Pte. Ltd. (since April 2013).
                                                                Formerly, Chief Operating Officer for Dimensional Fund
                                                                Advisors Ltd. (July 2008-March 2013).
-----------------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker     Vice President         Since 2004       Vice President of all the DFA Entities.
1971
-----------------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall          Vice President         Since 2008       Vice President of all the DFA Entities. Co-Head of Portfolio
1974                                                            Management (since March 2012) and Senior Portfolio
                                                                Manager (since January 2012) of Dimensional Fund
                                                                Advisors LP. Formerly, Portfolio Manager of Dimensional
                                                                Fund Advisors LP (September 2004-January 2012).
-----------------------------------------------------------------------------------------------------------------------------
Edward A. Foley         Vice President         Since 2014       Vice President of all the DFA Entities. Formerly, Regional
1976                                                            Director for Dimensional Fund Advisors LP (August 2011-
                                                                January 2014); Senior Vice President of First Trust
                                                                Advisors L.P. (2007-July 2011).
-----------------------------------------------------------------------------------------------------------------------------
Deborah J.G. Foster     Vice President         Since 2015       Vice President of all the DFA Entities. Formerly, Senior
1959                                                            Associate (May 2011-January 2015) and Marketing Officer
                                                                (April 2002-April 2011) for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman       Vice President         Since 2009       Vice President of all the DFA Entities.
1970
-----------------------------------------------------------------------------------------------------------------------------
Kimberly A. Ginsburg    Vice President         Since 2015       Vice President of all the DFA Entities. Formerly, Vice
1970                                                            President for Dimensional SmartNest (US) LLC
                                                                (January 2012-November 2014); Senior Vice President for
                                                                Morningstar (July 2004-July 2011).
-----------------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour        Vice President         Since 2007       Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum          Vice President         Since 2012       Vice President of all the DFA Entities. Formerly, Managing
1968                                                            Director at BlackRock (2004-January 2012).
-----------------------------------------------------------------------------------------------------------------------------
Henry F. Gray           Vice President         Since 2000       Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------------
John T. Gray            Vice President         Since 2007       Vice President of all the DFA Entities.
1974

                                            Term of Office/1/
                                             and Length of
Name and Year of Birth       Position           Service                  Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------
 Christian Gunther      Vice President        Since 2011       Vice President of all the DFA Entities. Senior Trader for
 1975                                                          Dimensional Fund Advisors LP (since 2012). Formerly,
                                                               Senior Trader (2009-2012).
-----------------------------------------------------------------------------------------------------------------------------
 Robert W. Hawkins      Vice President        Since 2014       Vice President of all the DFA Entities. Formerly, Counsel for
 1974                                                          Dimensional Fund Advisors LP (January 2011-
                                                               January 2014); Vice President and Senior Counsel for State
                                                               Street Global Advisors (November 2008-January 2011).
-----------------------------------------------------------------------------------------------------------------------------
 Joel H. Hefner         Vice President        Since 2007       Vice President of all the DFA Entities.
 1967
-----------------------------------------------------------------------------------------------------------------------------
 Kevin B. Hight         Vice President        Since 2005       Vice President of all the DFA Entities.
 1967
-----------------------------------------------------------------------------------------------------------------------------
 Gregory K. Hinkle      Vice President and    Since 2015       Vice President and Controller of all the DFA Entities.
 1958                   Controller                             Formerly, Vice President of T. Rowe Price Group, Inc. and
                                                               Director of Investment Treasury and Treasurer of the
                                                               T. Rowe Price Funds (March 2008-July 2015).
-----------------------------------------------------------------------------------------------------------------------------
 Christine W. Ho        Vice President        Since 2004       Vice President of all the DFA Entities.
 1967
-----------------------------------------------------------------------------------------------------------------------------
 Michael C. Horvath     Vice President        Since 2011       Vice President of all the DFA Entities. Formerly, Managing
 1960                                                          Director, Co-Head Global Consultant Relations at
                                                               BlackRock (2004-2011).
-----------------------------------------------------------------------------------------------------------------------------
 Mark A. Hunter         Vice President        Since 2015       Vice President of all the DFA Entities. Formerly, Senior
 1971                                                          Compliance Officer (November 2010-January 2015) for
                                                               Dimensional Fund Advisors LP; Senior Compliance
                                                               Manager for Janus Capital Group, Inc. (March 2004-
                                                               November 2010).
-----------------------------------------------------------------------------------------------------------------------------
 Jeff J. Jeon           Vice President        Since 2004       Vice President of all the DFA Entities and Dimensional
 1973                                                          Cayman Commodity Fund I Ltd.
-----------------------------------------------------------------------------------------------------------------------------
 Garret D. Jones        Vice President        Since 2014       Vice President of all the DFA Entities. Formerly, Manager
 1971                                                          of Sales and Marketing Systems (January 2011-
                                                               January 2014) and Project Manager (2007-2010) for
                                                               Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------------------
 Stephen W. Jones       Vice President        Since 2012       Vice President of all the DFA Entities. Formerly, Facilities
 1968                                                          Manager for Dimensional Fund Advisors LP
                                                               (October 2008-January 2012).
-----------------------------------------------------------------------------------------------------------------------------
 Scott P. Kaup          Vice President        Since 2015       Vice President of all the DFA Entities. Formerly, Senior
 1975                                                          Manager, Investment Operations (January 2014-
                                                               January 2015) and Investment Operations Manager
                                                               (May 2008-January 2014) for Dimensional Fund Advisors
                                                               LP.
-----------------------------------------------------------------------------------------------------------------------------
 David M. Kavanaugh     Vice President        Since 2014       Vice President of all the DFA Entities. Head of Operations
 1978                                                          for Financial Advisor Services for Dimensional Fund
                                                               Advisors LP (since July 2014). Formerly, Counsel of
                                                               Dimensional Fund Advisors LP (August 2011-
                                                               January 2014); Associate at Andrews Kurth LLP
                                                               (2006-2011).
-----------------------------------------------------------------------------------------------------------------------------
 Patrick M. Keating     Vice President        Since 2003       Vice President of DFAIDG, DIG, DFAITC, DEM,
 1954                                                          Dimensional Holdings Inc., Dimensional Fund Advisors LP.
                                                               Formerly, Vice President of DFA Securities LLC,
                                                               Dimensional Cayman Commodity Fund I Ltd. and
                                                               Dimensional Advisors Ltd (until February 2015); Chief
                                                               Operating Officer of Dimensional Holdings Inc., DFA
                                                               Securities LLC, Dimensional Fund Advisors LP,
                                                               Dimensional Cayman Commodity Fund I Ltd., Dimensional
                                                               Advisors Ltd. and Dimensional Fund Advisors Pte. Ltd.
                                                               (until February 2015); Director, Vice President, and Chief
                                                               Privacy Officer of Dimensional Fund Advisors Canada ULC
                                                               (until February 2015); Director of DFA Australia Limited,
                                                               Dimensional Fund Advisors Ltd. and Dimensional Advisors
                                                               Ltd. (until February 2015); Director and Vice President of
                                                               Dimensional Hong Kong Limited and Dimensional Fund
                                                               Advisors Pte. Ltd. (until February 2015); and Director, Vice
                                                               President and Chief Operating Officer of Dimensional
                                                               Japan Ltd. (until May 2015).

                                        Term of Office/1/
                                         and Length of
Name and Year of Birth     Position         Service                  Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------------------
 Andrew K. Keiper       Vice President    Since 2013       Vice President of all the DFA Entities. Formerly, Regional
 1977                                                      Director for Dimensional Fund Advisors LP (October 2004-
                                                           January 2013).
-------------------------------------------------------------------------------------------------------------------------
 Glenn E. Kemp          Vice President    Since 2012       Vice President of all the DFA Entities. Formerly, Regional
 1948                                                      Director for Dimensional Fund Advisors LP (April 2006-
                                                           January 2012).
-------------------------------------------------------------------------------------------------------------------------
 David M. Kershner      Vice President    Since 2010       Vice President of all the DFA Entities. Portfolio Manager for
 1971                                                      Dimensional Fund Advisors LP (since June 2004).
-------------------------------------------------------------------------------------------------------------------------
 Kimberly L. Kiser      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly, Creative
 1972                                                      Director for Dimensional Fund Advisors LP (September
                                                           2012-January 2014); Vice President and Global Creative
                                                           Director at Morgan Stanley (2007-2012); Visiting Assistant
                                                           Professor, Graduate Communications Design at Pratt
                                                           Institute (2004-2012).
-------------------------------------------------------------------------------------------------------------------------
 Timothy R. Kohn        Vice President    Since 2011       Vice President of all the DFA Entities. Head of Defined
 1971                                                      Contribution Sales for Dimensional Fund Advisors LP
                                                           (since August 2010).
-------------------------------------------------------------------------------------------------------------------------
 Joseph F. Kolerich     Vice President    Since 2004       Vice President of all the DFA Entities. Senior Portfolio
 1971                                                      Manager of Dimensional Fund Advisors LP (since January
                                                           2012). Formerly, Portfolio Manager for Dimensional
                                                           (April 2001-January 2012).
-------------------------------------------------------------------------------------------------------------------------
 Mark D. Krasniewski    Vice President    Since 2013       Vice President of all the DFA Entities. Formerly, Senior
 1981                                                      Associate, Investment Analytics and Data (January 2012-
                                                           December 2012) and Systems Developer (June 2007-
                                                           December 2011) for Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
 Kahne L. Krause        Vice President    Since 2014       Vice President of all the DFA Entities. Formerly, Regional
 1966                                                      Director (May 2010-January 2014) for Dimensional Fund
                                                           Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
 Stephen W. Kurad       Vice President    Since 2011       Vice President of all the DFA Entities. Formerly, Regional
 1968                                                      Director for Dimensional Fund Advisors LP (2007-2010).
-------------------------------------------------------------------------------------------------------------------------
 Michael F. Lane        Vice President    Since 2004       Vice President of all the DFA Entities. Formerly, Chief
 1967                                                      Executive Officer for Dimensional SmartNest (US) LLC
                                                           (July 2012-November 2014).
-------------------------------------------------------------------------------------------------------------------------
 Francis R. Lao         Vice President    Since 2011       Vice President of all the DFA Entities. Formerly, Vice
 1969                                                      President-Global Operations at Janus Capital Group
                                                           (2005-2011).
-------------------------------------------------------------------------------------------------------------------------
 David F. LaRusso       Vice President    Since 2013       Vice President of all the DFA Entities. Formerly, Senior
 1978                                                      Trader (January 2010-December 2012) and Trader
                                                           (2000-2009) for Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
 Juliet H. Lee          Vice President    Since 2005       Vice President of all the DFA Entities.
 1971
-------------------------------------------------------------------------------------------------------------------------
 Marlena I. Lee         Vice President    Since 2011       Vice President of all the DFA Entities. Formerly, Research
 1980                                                      Associate for Dimensional Fund Advisors LP (July 2008-
                                                           2010).
-------------------------------------------------------------------------------------------------------------------------
 Paul A. Lehman         Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Regional
 1971                                                      Director (July 2013-January 2015) for Dimensional Fund
                                                           Advisors LP; Chief Investment Officer (April 2005-
                                                           April 2013) for First Citizens Bancorporation.
-------------------------------------------------------------------------------------------------------------------------
 John B. Lessley        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly, Regional
 1960                                                      Director for Dimensional Fund Advisors LP (January 2008-
                                                           January 2013).
-------------------------------------------------------------------------------------------------------------------------
 Joy L. Lopez           Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Senior Tax
 1971                                                      Manager (February 2013-January 2015) for Dimensional
                                                           Fund Advisors LP; Vice President and Tax Manager, North
                                                           America (August 2006-April 2012) for Pacific Investment
                                                           Management Company.
-------------------------------------------------------------------------------------------------------------------------
 Apollo D. Lupescu      Vice President    Since 2009       Vice President of all the DFA Entities.
 1969

                                            Term of Office/1/
                                             and Length of
Name and Year of Birth       Position           Service                  Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------
 Timothy P. Luyet       Vice President      Since 2015         Vice President of all the DFA Entities. Formerly, Senior
 1972                                                          Manager, Marketing Operations (January 2014-
                                                               January 2015), Manager, Client Systems (October 2011-
                                                               January 2014) and RFP Manager (April 2010-October
                                                               2011) for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------------------
 Peter Magnusson        Vice President      Since 2014         Vice President of all the DFA Entities. Formerly, Regional
 1969                                                          Director for Dimensional Fund Advisors LP (January 2011-
                                                               January 2014); Vice President at Columbia Management
                                                               (2004-2010).
-----------------------------------------------------------------------------------------------------------------------------
 Kenneth M. Manell      Vice President      Since 2010         Vice President of all the DFA Entities and Dimensional
 1972                                                          Cayman Commodity Fund I Ltd. Formerly, Counsel for
                                                               Dimensional Fund Advisors LP (September 2006-January
                                                               2010).
-----------------------------------------------------------------------------------------------------------------------------
 Aaron M. Marcus        Vice President      Since 2008         Vice President of all DFA Entities and Head of Global
 1970                                                          Human Resources for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------------------
 David R. Martin        Vice President,     Since 2007         Vice President, Chief Financial Officer and Treasurer of all
 1956                   Chief Financial                        the DFA Entities, and Dimensional Cayman Commodity
                        Officer and                            Fund I Ltd. Director, Vice President, Chief Financial Officer
                        Treasurer                              and Treasurer of Dimensional Fund Advisors Ltd., DFA
                                                               Australia Limited, Dimensional Advisors Pte. Ltd.,
                                                               Dimensional Hong Kong Limited and Dimensional Fund
                                                               Advisors Canada ULC. Director of Dimensional Funds plc
                                                               and Dimensional Funds II plc. Statutory Auditor of
                                                               Dimensional Japan Ltd. Formerly, Chief Financial Officer,
                                                               Treasurer and Vice President of Dimensional SmartNest
                                                               (US) LLC (October 2010-November 2014).
-----------------------------------------------------------------------------------------------------------------------------
 Duane R. Mattson       Vice President      Since 2015         Vice President of all the DFA Entities. Formerly, Senior
 1965                                                          Compliance Officer (May 2012-January 2015) for
                                                               Dimensional Fund Advisors LP; Chief Compliance Officer
                                                               (April 2010-April 2012) for Al Frank Asset Management.
-----------------------------------------------------------------------------------------------------------------------------
 Bryan R. McClune       Vice President      Since 2014         Vice President of all the DFA Entities. Formerly, Regional
 1975                                                          Director of Dimensional Fund Advisors LP (January 2009-
                                                               January 2014).
-----------------------------------------------------------------------------------------------------------------------------
 Philip P. McInnis      Vice President      Since 2014         Vice President of all the DFA Entities. Formerly, Regional
 1984                                                          Director (January 2009-January 2014) and Senior
                                                               Associate (2011) for Dimensional Fund Advisors LP;
                                                               Investment Consultant (March 2010-December 2010) and
                                                               Investment Analyst (December 2007-March 2010) at
                                                               Towers Watson.
-----------------------------------------------------------------------------------------------------------------------------
 Travis A. Meldau       Vice President      Since 2015         Vice President of all the DFA Entities. Portfolio Manager
 1981                                                          (since September 2011) for Dimensional Fund Advisors
                                                               LP. Formerly, Portfolio Manager for Wells Capital
                                                               Management (October 2004-September 2011).
-----------------------------------------------------------------------------------------------------------------------------
 Jonathan G. Nelson     Vice President      Since 2013         Vice President of all the DFA Entities. Formerly, Manager,
 1971                                                          Investment Systems (2011-January 2013) and Project
                                                               Manager (2007-2010) for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------------------
 Catherine L. Newell    Vice President and  Vice President     Vice President and Secretary of all the DFA Entities.
 1964                   Secretary           since 1997 and     Director, Vice President and Secretary of DFA Australia
                                            Secretary since    Limited and Dimensional Fund Advisors Ltd. (since
                                            2000               February 2002, April 1997, and May 2002, respectively).
                                                               Vice President and Secretary of Dimensional Fund
                                                               Advisors Canada ULC (since June 2003), Dimensional
                                                               Cayman Commodity Fund I Ltd., Dimensional Japan Ltd
                                                               (since February 2012), Dimensional Advisors Ltd (since
                                                               March 2012), Dimensional Fund Advisors Pte. Ltd. (since
                                                               June 2012). Director of Dimensional Funds plc and
                                                               Dimensional Funds II plc (since 2002 and 2006,
                                                               respectively). Director of Dimensional Japan Ltd.,
                                                               Dimensional Advisors Ltd., Dimensional Fund Advisors
                                                               Pte. Ltd. and Dimensional Hong Kong Limited (since
                                                               August 2012 and July 2012). Formerly, Vice President and
                                                               Secretary of Dimensional SmartNest (US) LLC
                                                               (October 2010-November 2014).

                                            Term of Office/1/
                                              and Length of
Name and Year of Birth       Position            Service                  Principal Occupation During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------
 John R. Nicholson      Vice President      Since 2015          Vice President of all the DFA Entities. Formerly, Regional
 1977                                                           Director (June 2011-January 2015) for Dimensional Fund
                                                                Advisors LP; Sales Executive for Vanguard (July 2008-
                                                                May 2011).
------------------------------------------------------------------------------------------------------------------------------
 Pamela B. Noble        Vice President      Since 2011          Vice President of all the DFA Entities. Formerly, Portfolio
 1964                                                           Manager for Dimensional Fund Advisors LP (2008-2010).
------------------------------------------------------------------------------------------------------------------------------
 Selwyn Notelovitz      Vice President and  Since 2013          Vice President of all the DFA Entities. Deputy Chief
 1961                   Deputy Chief                            Compliance Officer of Dimensional Fund Advisors LP
                        Compliance Officer                      (since December 2012). Formerly, Chief Compliance
                                                                Officer of Wellington Management Company, LLP (2004-
                                                                2011).
------------------------------------------------------------------------------------------------------------------------------
 Carolyn L. O           Vice President      Since 2010          Vice President of all the DFA Entities and Dimensional
 1974                                                           Cayman Commodity Fund I Ltd. Deputy General Counsel,
                                                                Funds (since 2011). Formerly, Counsel for Dimensional
                                                                Fund Advisors LP (2007-2010).
------------------------------------------------------------------------------------------------------------------------------
 Gerard K. O'Reilly     Vice President and  Vice President      Vice President and Co-Chief Investment Officer of all the
 1976                   Co-Chief            since 2007 and      DFA Entities and Dimensional Fund Advisors Canada
                        Investment Officer  Co-Chief            ULC. Director of Dimensional Funds plc and Dimensional
                                            Investment Officer  Fund II plc.
                                            since 2014
------------------------------------------------------------------------------------------------------------------------------
 Daniel C. Ong          Vice President      Since 2009          Vice President of all the DFA Entities. Portfolio Manager for
 1973                                                           Dimensional Fund Advisors LP (since July 2005).
------------------------------------------------------------------------------------------------------------------------------
 Kyle K. Ozaki          Vice President      Since 2010          Vice President of all the DFA Entities. Formerly, Senior
 1978                                                           Compliance Officer (January 2008-January 2010) and
                                                                Compliance Officer (February 2006-December 2007) for
                                                                Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------------------
 Matthew A. Pawlak      Vice President      Since 2013          Vice President of all the DFA Entities. Formerly, Regional
 1977                                                           Director for Dimensional Fund Advisors LP (2012-
                                                                January 2013); Senior Consultant (June 2011-December
                                                                2011) and Senior Investment Analyst and Consultant
                                                                (July 2008-June 2011) at Hewitt EnnisKnupp.
------------------------------------------------------------------------------------------------------------------------------
 Jeffrey L. Pierce      Vice President      Since 2015          Vice President of all the DFA Entities. Senior Manager,
 1984                                                           Advisor Benchmarking (since January 2015) for
                                                                Dimensional Fund Advisors LP. Formerly, Manager,
                                                                Advisor Benchmarking (April 2012-December 2014) for
                                                                Dimensional Fund Advisors LP; Senior Manager, Research
                                                                and Consulting (October 2010-April 2012) for Crain
                                                                Communications Inc.; Senior Manager, Revenue Planning
                                                                and Strategy (April 2007-October 2010) for T-Mobile.
------------------------------------------------------------------------------------------------------------------------------
 Olivian T. Pitis       Vice President      Since 2015          Vice President of all the DFA Entities. Formerly, Regional
 1974                                                           Director (May 2011-January 2015) for Dimensional Fund
                                                                Advisors LP; Investment Counselor/Regional Director for
                                                                Halbert Hargrove (2008-May 2011).
------------------------------------------------------------------------------------------------------------------------------
 Brian P. Pitre         Vice President      Since 2015          Vice President of all the DFA Entities. Counsel for
 1976                                                           Dimensional Fund Advisors LP (since February 2015).
                                                                Formerly, Chief Financial Officer and General Counsel for
                                                                Relentless (March 2014-January 2015); Vice President of
                                                                all the DFA Entities (January 2013-March 2014); Counsel
                                                                for Dimensional Fund Advisors LP (January 2009-
                                                                March 2014).
------------------------------------------------------------------------------------------------------------------------------
 David A. Plecha        Vice President      Since 1993          Vice President of all the DFA Entities, DFA Australia
 1961                                                           Limited, Dimensional Fund Advisors Ltd. and Dimensional
                                                                Fund Advisors Canada ULC.
------------------------------------------------------------------------------------------------------------------------------
 Allen Pu               Vice President      Since 2011          Vice President of all the DFA Entities. Senior Portfolio
 1970                                                           Manager for Dimensional Fund Advisors LP (since
                                                                January 2015). Formerly, Portfolio Manager for
                                                                Dimensional Fund Advisors LP (2006-January 2015).
------------------------------------------------------------------------------------------------------------------------------
 David J. Rapozo        Vice President      Since 2014          Vice President of all the DFA Entities. Formerly, Regional
 1967                                                           Director for Dimensional Fund Advisors LP (January 2011-
                                                                January 2014); Vice President at BlackRock (2009-2010).

                                        Term of Office/1/
                                         and Length of
Name and Year of Birth     Position         Service                  Principal Occupation During Past 5 Years
------------------------------------------------------------------------------------------------------------------------
 Mark A. Regier         Vice President    Since 2013       Vice President of all the DFA Entities. Formerly, Planning
 1969                                                      and Analysis Manager for Dimensional Fund Advisors LP
                                                           (July 2007-January 2014).
------------------------------------------------------------------------------------------------------------------------
 Cory T. Riedberger     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Regional
 1979                                                      Director (March 2011-January 2015) for Dimensional Fund
                                                           Advisors LP; Regional Vice President (2003-March 2011)
                                                           for Invesco PowerShares.
------------------------------------------------------------------------------------------------------------------------
 Savina B. Rizova       Vice President    Since 2012       Vice President of all the DFA Entities. Formerly, Research
 1981                                                      Associate (June 2011-January 2012) for Dimensional Fund
                                                           Advisors LP.
------------------------------------------------------------------------------------------------------------------------
 Michael F. Rocque      Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Senior
 1968                                                      Fund Accounting Manager (July 2013-January 2015) for
                                                           Dimensional Fund Advisors LP; Senior Financial
                                                           Consultant and Chief Accounting Officer (July 2002-
                                                           July 2013) for MFS Investment Management.
------------------------------------------------------------------------------------------------------------------------
 L. Jacobo Rodriguez    Vice President    Since 2005       Vice President of all the DFA Entities.
 1971
------------------------------------------------------------------------------------------------------------------------
 Austin S. Rosenthal    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Vice
 1978                                                      President for Dimensional SmartNest (US) LLC
                                                           (September 2010-November 2014).
------------------------------------------------------------------------------------------------------------------------
 Oliver J. Rowe         Vice President    Since 2014       Vice President of all the DFA Entities. Formerly, Senior
 1960                                                      Manager, Human Resources for Dimensional Fund
                                                           Advisors LP (January 2012-January 2014); Director of
                                                           Human Resources at Spansion, Inc. (March 2009-
                                                           December 2011).
------------------------------------------------------------------------------------------------------------------------
 Joseph S. Ruzicka      Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Manager
 1987                                                      Investment Analytics and Data (January 2014-January
                                                           2015), Senior Associate, Investment Analytics and Data
                                                           (January 2013-January 2014), Associate, Investment
                                                           Analytics and Data (January 2012-January 2013), and
                                                           Investment Data Analyst (April 2010-January 2012) for
                                                           Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------------
 Julie A. Saft          Vice President    Since 2010       Vice President of all the DFA Entities. Formerly, Client
 1959                                                      Systems Manager for Dimensional Fund Advisors LP
                                                           (July 2008-January 2010); Senior Manager at Vanguard
                                                           (November 1997-July 2008).
------------------------------------------------------------------------------------------------------------------------
 Joel P. Schneider      Vice President    Since 2015       Vice President of all the DFA Entities. Portfolio Manager
 1980                                                      (since 2013) for Dimensional Fund Advisors LP. Formerly,
                                                           Investment Associate (April 2011-January 2013) for
                                                           Dimensional Fund Advisors LP; Associate Consultant for
                                                           ZS Associates (April 2008-November 2010).
------------------------------------------------------------------------------------------------------------------------
 Ashish Shrestha        Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Regional
 1978                                                      Director (September 2009-January 2015) and Senior
                                                           Associate (September 2008-September 2009) for
                                                           Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------------
 Bruce A. Simmons       Vice President    Since 2009       Vice President of all the DFA Entities. Formerly,
 1965                                                      Investment Operations Manager for Dimensional Fund
                                                           Advisors LP (May 2007-January 2009).
------------------------------------------------------------------------------------------------------------------------
 Ted R. Simpson         Vice President    Since 2007       Vice President of all the DFA Entities.
 1968
------------------------------------------------------------------------------------------------------------------------
 Bhanu P. Singh         Vice President    Since 2014       Vice President of all the DFA Entities. Senior Portfolio
 1981                                                      Manager for Dimensional Fund Advisors LP (since
                                                           January 2015). Formerly, Portfolio Manager
                                                           (January 2012-January 2015) and Investment Associate
                                                           for Dimensional Fund Advisors LP (August 2010-
                                                           December 2011).
------------------------------------------------------------------------------------------------------------------------
 Bryce D. Skaff         Vice President    Since 2007       Vice President of all the DFA Entities.
 1975
------------------------------------------------------------------------------------------------------------------------
 Lukas J. Smart         Vice President    Since 2014       Vice President of all the DFA Entities. Portfolio Manager of
 1977                                                      Dimensional Fund Advisors LP (since January 2010).

                                        Term of Office/1/
                                         and Length of
Name and Year of Birth     Position         Service                  Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------------------
Andrew D. Smith         Vice President    Since 2011       Vice President of all the DFA Entities. Formerly, Project
1968                                                       Manager for Dimensional Fund Advisors LP (2007-2010).
-------------------------------------------------------------------------------------------------------------------------
Grady M. Smith          Vice President    Since 2004       Vice President of all the DFA Entities and Dimensional
1956                                                       Fund Advisors Canada ULC.
-------------------------------------------------------------------------------------------------------------------------
Lawrence R. Spieth      Vice President    Since 2004       Vice President of all the DFA Entities.
1947
-------------------------------------------------------------------------------------------------------------------------
Richard H. Tatlow V     Vice President    Since 2013       Vice President of all the DFA Entities. Formerly, Regional
1971                                                       Director for Dimensional Fund Advisors LP (April 2010-
                                                           January 2013).
-------------------------------------------------------------------------------------------------------------------------
Blake T. Tatsuta        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly, Manager,
1973                                                       Investment Analytics and Data (2012-January 2013) and
                                                           Research Assistant (2002-2011) for Dimensional Fund
                                                           Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
Erik T. Totten          Vice President    Since 2013       Vice President of all the DFA Entities. Formerly, Regional
1980                                                       Director (2010-January 2013) and Senior Associate (2007-
                                                           2009) for Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
John H. Totten          Vice President    Since 2012       Vice President of all the DFA Entities. Formerly, Regional
1978                                                       Director for Dimensional Fund Advisors LP (January 2008-
                                                           January 2012).
-------------------------------------------------------------------------------------------------------------------------
Robert C. Trotter       Vice President    Since 2009       Vice President of all the DFA Entities.
1958
-------------------------------------------------------------------------------------------------------------------------
Dave C. Twardowski      Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Research
1982                                                       Associate (June 2011-January 2015) for Dimensional Fund
                                                           Advisors LP; Research Assistant at Dartmouth College
                                                           (2009-2011).
-------------------------------------------------------------------------------------------------------------------------
Karen E. Umland         Vice President    Since 1997       Vice President of all the DFA Entities, DFA Australia
1966                                                       Limited, Dimensional Fund Advisors Ltd., and Dimensional
                                                           Fund Advisors Canada ULC.
-------------------------------------------------------------------------------------------------------------------------
Benjamin C. Walker      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly, Regional
1979                                                       Director for Dimensional Fund Advisors LP
                                                           (September 2008-January 2014).
-------------------------------------------------------------------------------------------------------------------------
Brian J. Walsh          Vice President    Since 2009       Vice President of all the DFA Entities. Portfolio Manager for
1970                                                       Dimensional Fund Advisors LP (since 2004).
-------------------------------------------------------------------------------------------------------------------------
Jessica Walton          Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Regional
1974                                                       Director (January 2012-January 2015) for Dimensional
                                                           Fund Advisors LP; Director of Marketing and Investor
                                                           Relations for Treaty Oak Capital Management (July 2011-
                                                           October 2011); Vice President for Rockspring Capital
                                                           (October 2010-July 2011); Program Director for RevEurope
                                                           Payments (November 2008-October 2010).
-------------------------------------------------------------------------------------------------------------------------
Weston J. Wellington    Vice President    Since 1997       Vice President of all the DFA Entities.
1951
-------------------------------------------------------------------------------------------------------------------------
Ryan J. Wiley           Vice President    Since 2007       Vice President of all the DFA Entities.
1976
-------------------------------------------------------------------------------------------------------------------------
Stacey E. Winning       Vice President    Since 2015       Vice President of all the DFA Entities. Head of Global
1981                                                       Recruiting and Development (since June 2014) for
                                                           Dimensional Fund Advisors LP. Formerly, Senior Manager,
                                                           Recruiting (December 2012-June 2014) for Dimensional
                                                           Fund Advisors LP; Co-Head of Global Recruiting
                                                           (May 2009-November 2012) for Two Sigma Investments.
-------------------------------------------------------------------------------------------------------------------------
Paul E. Wise            Vice President    Since 2005       Vice President of all the DFA Entities.
1955
-------------------------------------------------------------------------------------------------------------------------
Joseph L. Young         Vice President    Since 2011       Vice President of all the DFA Entities. Formerly, Regional
1978                                                       Director for Dimensional Fund Advisors LP (2005-2010).

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (Unaudited)

   For shareholders that do not have an October 31, 2015 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2015 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2014 to October 31, 2015, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                                     Qualifying
                                                                                                         For
                                                 Net                                                  Corporate
                                             Investment    Short-Term     Long-Term                   Dividends   Qualifying
                                               Income     Capital Gain  Capital Gain      Total       Received     Dividend
DFA Investment Dimensions Group Inc.        Distributions Distributions Distributions Distributions Deduction (1) Income (2)
------------------------------------        ------------- ------------- ------------- ------------- ------------- ----------
CSTG&E U.S. Social Core Equity 2 Portfolio.       99%          --             1%           100%          100%        100%
CSTG&E International Social Core Equity
 Portfolio.................................      100%          --            --            100%          100%        100%

                                                                             Qualifying
                                                                               Short-
                                             Foreign    Foreign   Qualifying    Term
                                               Tax       Source    Interest   Capital
DFA Investment Dimensions Group Inc.        Credit (3) Income (4) Income (5)  Gain (6)
------------------------------------        ---------- ---------- ---------- ----------
CSTG&E U.S. Social Core Equity 2 Portfolio.     --         --        100%       100%
CSTG&E International Social Core Equity
 Portfolio.................................      5%       100%       100%       100%

----------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.

(4)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.

(5)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(6)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                                                               DFA103115-015A
 [LOGO]                                                              00157607

[LOGO]

ANNUAL REPORT
year ended: October 31, 2015

DFA Investment Dimensions Group Inc.
VA U.S. Targeted Value Portfolio
VA U.S. Large Value Portfolio
VA International Value Portfolio
VA International Small Portfolio
VA Short-Term Fixed Portfolio
VA Global Bond Portfolio
VIT Inflation-Protected Securities Portfolio
DFA VA Global Moderate Allocation Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2015

Dear Fellow Shareholder,

Dimensional is built around a set of ideas that are bigger than our firm. Our point of view about market efficiency, our commitment to research, and our focus on implementation form the basis of our approach. We are fortunate to have found clients who are drawn to these ideas and the consistency we have shown to these principles over time.

Combining insights gained from research with effective implementation has been central to Dimensional's approach since our founding and will continue to be our focus.

Sincerely,

/s/ David G. Booth
David G. Booth
Chairman and Co-Chief Executive Officer

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                                 ANNUAL REPORT

                               Table of Contents

                                                                         Page
                                                                         ----
   Letter to Shareholders
   Definitions of Abbreviations and Footnotes...........................   1
      Performance Charts................................................   2
      Management's Discussion and Analysis..............................   6
      Disclosure of Fund Expenses.......................................  11
      Disclosure of Portfolio Holdings..................................  13
      Summary Schedules of Portfolio Holdings/Schedules of Investments
          VA U.S. Targeted Value Portfolio..............................  15
          VA U.S. Large Value Portfolio.................................  18
          VA International Value Portfolio..............................  21
          VA International Small Portfolio..............................  25
          VA Short-Term Fixed Portfolio.................................  29
          VA Global Bond Portfolio......................................  32
          VIT Inflation-Protected Securities Portfolio..................  35
          DFA VA Global Moderate Allocation Portfolio...................  36
      Statements of Assets and Liabilities..............................  37
      Statements of Operations..........................................  39
      Statements of Changes in Net Assets...............................  41
      Financial Highlights..............................................  45
      Notes to Financial Statements.....................................  49
      Report of Independent Registered Public Accounting Firm...........  64
   Results of Shareholder Meeting.......................................  65
   Fund Management......................................................  70
   Voting Proxies on Fund Portfolio Securities..........................  83
   Notice to Shareholders...............................................  84

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings/Schedules of Investments
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company
USD     United States Dollars

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
^       Denominated in USD, unless otherwise noted.
@       Security purchased with cash proceeds from Securities on Loan.
(r)     The adjustable rate shown is effective as of October 31, 2015.
##      Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The
        Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of
        Trustees.
^^^     Face Amount of security is not adjusted for inflation.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.
(C)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)     Non-Annualized
(E)     Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
VA U.S. TARGETED VALUE PORTFOLIO VS.
RUSSELL 2000(R) VALUE INDEX
October 31, 2005-October 31, 2015

                                        [CHART]

               VA U.S. Targeted Value Portfolio     Russell 2000/R/ Value Index
               --------------------------------     ---------------------------
  10/31/2005              $10000                             $10000
  11/30/2005               10448                              10406
  12/31/2005               10455                              10326
   1/31/2006               11367                              11180
   2/28/2006               11353                              11179
   3/31/2006               11953                              11720
   4/30/2006               12040                              11752
   5/31/2006               11483                              11265
   6/30/2006               11512                              11403
   7/31/2006               11114                              11245
   8/31/2006               11389                              11581
   9/30/2006               11519                              11694
  10/31/2006               12127                              12290
  11/30/2006               12467                              12640
  12/31/2006               12647                              12750
   1/31/2007               12864                              12941
   2/28/2007               12789                              12782
   3/31/2007               12872                              12937
   4/30/2007               13022                              13071
   5/31/2007               13464                              13550
   6/30/2007               13222                              13234
   7/31/2007               12139                              12108
   8/31/2007               12072                              12350
   9/30/2007               12039                              12406
  10/31/2007               12047                              12541
  11/30/2007               11039                              11602
  12/31/2007               10882                              11504
   1/31/2008               10457                              11032
   2/29/2008               10060                              10593
   3/31/2008               10143                              10753
   4/30/2008               10236                              11093
   5/31/2008               10568                              11472
   6/30/2008                9377                              10372
   7/31/2008                9636                              10903
   8/31/2008               10107                              11421
   9/30/2008                9488                              10886
  10/31/2008                7504                               8711
  11/30/2008                6498                               7702
  12/31/2008                6862                               8176
   1/31/2009                5821                               7008
   2/28/2009                5026                               6035
   3/31/2009                5547                               6571
   4/30/2009                6597                               7613
   5/31/2009                6824                               7778
   6/30/2009                6843                               7753
   7/31/2009                7657                               8650
   8/31/2009                7979                               9059
   9/30/2009                8377                               9514
  10/31/2009                7828                               8882
  11/30/2009                8074                               9165
  12/31/2009                8689                               9859
   1/31/2010                8460                               9570
   2/28/2010                8938                              10013
   3/31/2010                9626                              10846
   4/30/2010               10333                              11605
   5/31/2010                9492                              10625
   6/30/2010                8670                               9697
   7/31/2010                9349                              10389
   8/31/2010                8632                               9608
   9/30/2010                9616                              10640
  10/31/2010                9941                              11052
  11/30/2010               10304                              11333
  12/31/2010               11215                              12274
   1/31/2011               11253                              12281
   2/28/2011               11830                              12905
   3/31/2011               12052                              13084
   4/30/2011               12263                              13297
   5/31/2011               11994                              13058
   6/30/2011               11782                              12737
   7/31/2011               11407                              12316
   8/31/2011               10340                              11228
   9/30/2011                9176                              10002
  10/31/2011               10532                              11443
  11/30/2011               10561                              11421
  12/31/2011               10705                              11599
   1/31/2012               11374                              12370
   2/29/2012               11742                              12554
   3/31/2012               12043                              12944
   4/30/2012               11839                              12756
   5/31/2012               11005                              11977
   6/30/2012               11432                              12554
   7/31/2012               11374                              12426
   8/31/2012               11878                              12809
   9/30/2012               12276                              13266
  10/31/2012               12198                              13099
  11/30/2012               12421                              13139
  12/31/2012               12858                              13693
   1/31/2013               13734                              14509
   2/28/2013               13999                              14675
   3/31/2013               14688                              15286
   4/30/2013               14570                              15271
   5/31/2013               15298                              15727
   6/30/2013               15239                              15663
   7/31/2013               16341                              16670
   8/31/2013               15760                              15933
   9/30/2013               16626                              16853
  10/31/2013               17344                              17400
  11/30/2013               18131                              18079
  12/31/2013               18596                              18420
   1/31/2014               17743                              17708
   2/28/2014               18705                              18518
   3/31/2014               19072                              18747
   4/30/2014               18735                              18265
   5/31/2014               18903                              18381
   6/30/2014               19716                              19194
   7/31/2014               18735                              18033
   8/31/2014               19696                              18817
   9/30/2014               18487                              17548
  10/31/2014               19111                              18774
  11/30/2014               18983                              18686
  12/31/2014               19285                              19197
   1/31/2015               18429                              18398
   2/28/2015               19750                              19252
   3/31/2015               20014                              19577
   4/30/2015               19814                              19159
   5/31/2015               20046                              19318
   6/30/2015               19983                              19343
   7/31/2015               19465                              18809                Past performance is not predictive of
   8/31/2015               18704                              17886                future performance.
   9/30/2015               17838                              17267                The returns shown do not reflect the
  10/31/2015               18958                              18233                deduction of taxes that a shareholder
                                                                                   would pay on fund distributions or the
           Average Annual          One          Five           Ten                 redemption of fund shares.
           Total Return            Year         Years         Years                Russell data copyright (C) Russell
           ----------------------------------------------------------------        Investment Group 1995-2015, all rights
                                  -0.80%        13.78%        6.61%                reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VA U.S. LARGE VALUE PORTFOLIO VS.
RUSSELL 1000(R) VALUE INDEX
October 31, 2005-October 31, 2015

                                        [CHART]

                 VA U.S. Large Value Portfolio    Russell 1000/R/ Value Index
               --------------------------------  ------------------------------
  10/31/2005                   $10,000                      $10,000
  11/30/2005                    10,393                       10,327
  12/31/2005                    10,409                       10,389
   1/31/2006                    10,921                       10,792
   2/28/2006                    10,869                       10,858
   3/31/2006                    11,070                       11,005
   4/30/2006                    11,368                       11,285
   5/31/2006                    11,187                       11,000
   6/30/2006                    11,271                       11,070
   7/31/2006                    11,115                       11,339
   8/31/2006                    11,297                       11,529
   9/30/2006                    11,588                       11,759
  10/31/2006                    12,022                       12,144
  11/30/2006                    12,236                       12,421
  12/31/2006                    12,471                       12,700
   1/31/2007                    12,827                       12,862
   2/28/2007                    12,660                       12,662
   3/31/2007                    12,751                       12,857
   4/30/2007                    13,274                       13,332
   5/31/2007                    13,811                       13,813
   6/30/2007                    13,588                       13,491
   7/31/2007                    12,778                       12,867
   8/31/2007                    12,527                       13,011
   9/30/2007                    12,848                       13,458
  10/31/2007                    12,897                       13,459
  11/30/2007                    12,178                       12,801
  12/31/2007                    12,104                       12,678
   1/31/2008                    11,673                       12,170
   2/29/2008                    11,291                       11,660
   3/31/2008                    11,164                       11,573
   4/30/2008                    11,857                       12,137
   5/31/2008                    12,119                       12,117
   6/30/2008                    10,768                       10,957
   7/31/2008                    10,768                       10,918
   8/31/2008                    10,966                       11,104
   9/30/2008                    10,047                       10,288
  10/31/2008                     7,848                        8,507
  11/30/2008                     7,070                        7,897
  12/31/2008                     7,275                        8,006
   1/31/2009                     6,370                        7,086
   2/28/2009                     5,465                        6,139
   3/31/2009                     5,998                        6,664
   4/30/2009                     6,998                        7,378
   5/31/2009                     7,545                        7,834
   6/30/2009                     7,457                        7,777
   7/31/2009                     8,172                        8,413
   8/31/2009                     8,720                        8,853
   9/30/2009                     9,092                        9,195
  10/31/2009                     8,712                        8,914
  11/30/2009                     9,201                        9,416
  12/31/2009                     9,452                        9,583
   1/31/2010                     9,237                        9,313
   2/28/2010                     9,630                        9,607
   3/31/2010                    10,380                       10,233
   4/30/2010                    10,707                       10,498
   5/31/2010                     9,801                        9,635
   6/30/2010                     9,066                        9,092
   7/31/2010                     9,771                        9,708
   8/31/2010                     9,192                        9,292
   9/30/2010                    10,098                       10,013
  10/31/2010                    10,462                       10,314
  11/30/2010                    10,395                       10,259
  12/31/2010                    11,402                       11,069
   1/31/2011                    11,772                       11,319
   2/28/2011                    12,406                       11,737
   3/31/2011                    12,451                       11,783
   4/30/2011                    12,769                       12,097
   5/31/2011                    12,587                       11,969
   6/30/2011                    12,353                       11,724
   7/31/2011                    11,779                       11,335
   8/31/2011                    10,798                       10,628
   9/30/2011                     9,688                        9,824
  10/31/2011                    11,024                       10,949
  11/30/2011                    10,926                       10,893
  12/31/2011                    11,011                       11,112
   1/31/2012                    11,557                       11,532
   2/29/2012                    12,226                       11,992
   3/31/2012                    12,457                       12,348
   4/30/2012                    12,188                       12,222
   5/31/2012                    11,319                       11,505
   6/30/2012                    11,903                       12,076
   7/31/2012                    12,018                       12,201
   8/31/2012                    12,503                       12,466
   9/30/2012                    12,957                       12,862
  10/31/2012                    12,995                       12,799
  11/30/2012                    13,018                       12,793
  12/31/2012                    13,427                       13,058
   1/31/2013                    14,382                       13,906
   2/28/2013                    14,531                       14,106
   3/31/2013                    15,228                       14,665
   4/30/2013                    15,400                       14,886
   5/31/2013                    16,081                       15,269
   6/30/2013                    15,847                       15,134
   7/31/2013                    16,817                       15,951
   8/31/2013                    16,316                       15,346
   9/30/2013                    16,810                       15,730
  10/31/2013                    17,679                       16,419
  11/30/2013                    18,422                       16,877
  12/31/2013                    18,908                       17,305
   1/31/2014                    18,156                       16,690
   2/28/2014                    18,804                       17,412
   3/31/2014                    19,228                       17,828
   4/30/2014                    19,349                       17,997
   5/31/2014                    19,764                       18,261
   6/30/2014                    20,317                       18,738
   7/31/2014                    20,127                       18,418
   8/31/2014                    20,766                       19,095
   9/30/2014                    20,170                       18,701
  10/31/2014                    20,282                       19,122
  11/30/2014                    20,516                       19,513
  12/31/2014                    20,626                       19,633
   1/31/2015                    19,611                       18,848
   2/28/2015                    21,012                       19,760
   3/31/2015                    20,653                       19,491
   4/30/2015                    21,039                       19,673
   5/31/2015                    21,263                       19,910
   6/30/2015                    20,904                       19,512
   7/31/2015                    20,859                       19,598                Past performance is not predictive of
   8/31/2015                    19,629                       18,430                future performance.
   9/30/2015                    18,974                       17,874                The returns shown do not reflect the
  10/31/2015                    20,500                       19,223                deduction of taxes that a shareholder
                                                                                   would pay on fund distributions or the
           Average Annual         One          Five           Ten                  redemption of fund shares.
           Total Return           Year         Years         Years                 Russell data copyright (C) Russell
           ---------------------------------------------------------------         Investment Group 1995-2015, all rights
                                  1.07%        14.40%        7.44%                 reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
VA INTERNATIONAL VALUE PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                               [CHARTS]

                  VA International           MSCI World ex USA
                   Value Portfolio         Index (net dividends)
                  -----------------        ---------------------
   10/31/05            $10,000                    $10,000
   11/30/05             10,171                    10,265
   12/31/05             10,701                    10,741
    1/31/06             11,435                    11,420
    2/28/06             11,531                    11,382
    3/31/06             12,027                    11,743
    4/30/06             12,632                    12,304
    5/31/06             12,129                    11,837
    6/30/06             12,040                    11,822
    7/31/06             12,251                    11,932
    8/31/06             12,652                    12,271
    9/30/06             12,822                    12,262
   10/31/06             13,400                    12,746
   11/30/06             13,849                    13,126
   12/31/06             14,390                    13,502
    1/31/07             14,672                    13,584
    2/28/07             14,635                    13,693
    3/31/07             15,124                    14,044
    4/30/07             15,873                    14,683
    5/31/07             16,414                    15,009
    6/30/07             16,340                    15,024
    7/31/07             15,858                    14,816
    8/31/07             15,658                    14,602
    9/30/07             16,495                    15,432
   10/31/07             17,326                    16,102
   11/30/07             16,295                    15,473
   12/31/07             15,937                    15,182
    1/31/08             14,601                    13,813
    2/29/08             14,382                    14,063
    3/31/08             14,601                    13,863
    4/30/08             15,256                    14,633
    5/31/08             15,214                    14,855
    6/30/08             13,684                    13,700
    7/31/08             13,357                    13,212
    8/31/08             12,793                    12,702
    9/30/08             11,457                    10,868
   10/31/08              8,574                     8,607
   11/30/08              8,069                     8,140
   12/31/08              8,637                     8,569
    1/31/09              7,450                     7,770
    2/28/09              6,529                     6,983
    3/31/09              7,174                     7,443
    4/30/09              8,494                     8,403
    5/31/09              9,773                     9,466
    6/30/09              9,619                     9,368
    7/31/09             10,765                    10,248
    8/31/09             11,359                    10,739
    9/30/09             11,952                    11,182
   10/31/09             11,482                    11,002
   11/30/09             11,799                    11,275
   12/31/09             11,914                    11,454
    1/31/10             11,242                    10,917
    2/28/10             11,294                    10,906
    3/31/10             12,187                    11,608
    4/30/10             11,998                    11,435
    5/31/10             10,623                    10,173
    6/30/10             10,329                    10,026
    7/31/10             11,651                    10,953
    8/31/10             11,063                    10,626
    9/30/10             12,250                    11,645
   10/31/10             12,669                    12,060
   11/30/10             12,040                    11,549
   12/31/10             13,168                    12,479
    1/31/11             13,757                    12,748
    2/28/11             14,250                    13,220
    3/31/11             13,821                    12,956
    4/30/11             14,529                    13,661
    5/31/11             13,993                    13,256
    6/30/11             13,768                    13,067
    7/31/11             13,361                    12,852
    8/31/11             11,882                    11,765
    9/30/11             10,586                    10,584
   10/31/11             11,646                    11,613
   11/30/11             11,250                    11,076
   12/31/11             10,936                    10,956
    1/31/12             11,727                    11,547
    2/29/12             12,363                    12,182
    3/31/12             12,229                    12,092
    4/30/12             11,750                    11,887
    5/31/12             10,300                    10,531
    6/30/12             11,081                    11,221
    7/31/12             10,992                    11,361
    8/31/12             11,482                    11,685
    9/30/12             11,895                    12,040
   10/31/12             12,062                    12,125
   11/30/12             12,207                    12,380
   12/31/12             12,793                    12,754
    1/31/13             13,415                    13,381
    2/28/13             12,989                    13,248
    3/31/13             13,023                    13,353
    4/30/13             13,599                    13,961
    5/31/13             13,438                    13,648
    6/30/13             12,920                    13,137
    7/31/13             13,794                    13,836
    8/31/13             13,691                    13,658
    9/30/13             14,715                    14,623
   10/31/13             15,209                    15,113
   11/30/13             15,267                    15,206
   12/31/13             15,563                    15,435
    1/31/14             15,009                    14,812
    2/28/14             15,858                    15,620
    3/31/14             15,752                    15,550
    4/30/14             16,023                    15,796
    5/31/14             16,200                    16,040
    6/30/14             16,401                    16,268
    7/31/14             16,012                    15,978
    8/31/14             16,023                    15,991
    9/30/14             15,315                    15,334
   10/31/14             15,032                    15,090
   11/30/14             15,021                    15,276
   12/31/14             14,449                    14,768
    1/31/15             14,314                    14,715
    2/28/15             15,336                    15,595
    3/31/15             15,003                    15,334
    4/30/15             15,841                    15,998
    5/31/15             15,829                    15,859
    6/30/15             15,361                    15,408
    7/31/15             15,213                    15,652
    8/31/15             14,055                    14,512
    9/30/15             13,082                    13,780            Past performance is not predictive of
   10/31/15             14,092                    14,816            future performance.
                                                                    The returns shown do not reflect the
                                                                    deduction of taxes that a shareholder
         Average Annual        One        Five       Ten            would pay on fund distributions or the
         Total Return          Year       Years     Years           redemption of fund shares.
         -----------------------------------------------------      MSCI data copyright MSCI 2015, all
                              -6.26%      2.15%     3.49%           rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VA INTERNATIONAL SMALL PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                      [CHARTS]

                       VA International            MSCI World ex USA
                       Small Portfolio        Small Cap Index(net dividends)
                      -----------------       ------------------------------
     10/31/05              $10,000                       $10,000
     11/30/05               10,189                        10,333
     12/31/05               10,865                        11,137
      1/31/06               11,646                        11,931
      2/28/06               11,619                        11,781
      3/31/06               12,170                        12,335
      4/30/06               12,720                        12,909
      5/31/06               12,072                        12,195
      6/30/06               11,850                        11,898
      7/31/06               11,708                        11,608
      8/31/06               12,028                        11,947
      9/30/06               12,099                        11,915
     10/31/06               12,551                        12,388
     11/30/06               13,102                        12,921
     12/31/06               13,562                        13,303
      1/31/07               13,920                        13,575
      2/28/07               14,153                        13,813
      3/31/07               14,666                        14,271
      4/30/07               15,209                        14,821
      5/31/07               15,548                        15,040
      6/30/07               15,509                        15,007
      7/31/07               15,480                        14,915
      8/31/07               14,870                        14,128
      9/30/07               15,228                        14,448
     10/31/07               16,129                        15,423
     11/30/07               14,928                        14,155
     12/31/07               14,457                        13,740
      1/31/08               13,342                        12,408
      2/29/08               13,681                        12,998
      3/31/08               13,702                        12,854
      4/30/08               13,998                        13,167
      5/31/08               14,402                        13,433
      6/30/08               13,374                        12,396
      7/31/08               12,751                        11,771
      8/31/08               12,281                        11,335
      9/30/08               10,422                         9,341
     10/31/08                8,016                         7,035
     11/30/08                7,655                         6,695
     12/31/08                8,258                         7,141
      1/31/09                7,582                         6,726
      2/28/09                6,845                         6,112
      3/31/09                7,275                         6,504
      4/30/09                8,295                         7,507
      5/31/09                9,462                         8,618
      6/30/09                9,549                         8,721
      7/31/09               10,261                         9,422
      8/31/09               10,949                        10,149
      9/30/09               11,588                        10,719
     10/31/09               11,306                        10,554
     11/30/09               11,453                        10,636
     12/31/09               11,551                        10,770
      1/31/10               11,388                        10,628
      2/28/10               11,325                        10,568
      3/31/10               12,189                        11,353
      4/30/10               12,365                        11,577
      5/31/10               10,937                        10,186
      6/30/10               10,874                        10,091
      7/31/10               11,901                        10,956
      8/31/10               11,513                        10,672
      9/30/10               12,803                        11,882
     10/31/10               13,304                        12,372
     11/30/10               12,941                        12,048
     12/31/10               14,415                        13,410
      1/31/11               14,556                        13,480
      2/28/11               14,990                        13,864
      3/31/11               15,003                        13,851
      4/30/11               15,732                        14,538
      5/31/11               15,310                        14,135
      6/30/11               15,041                        13,829
      7/31/11               14,875                        13,754
      8/31/11               13,751                        12,667
      9/30/11               12,166                        11,213
     10/31/11               13,035                        12,123
     11/30/11               12,639                        11,514
     12/31/11               12,279                        11,290
      1/31/12               13,300                        12,223
      2/29/12               13,989                        12,915
      3/31/12               14,086                        12,829
      4/30/12               13,934                        12,763
      5/31/12               12,334                        11,263
      6/30/12               12,831                        11,651
      7/31/12               12,775                        11,741
      8/31/12               13,203                        12,079
      9/30/12               13,741                        12,651
     10/31/12               13,824                        12,713
     11/30/12               13,962                        12,778
     12/31/12               14,663                        13,263
      1/31/13               15,266                        13,902
      2/28/13               15,281                        13,951
      3/31/13               15,554                        14,223
      4/30/13               15,942                        14,636
      5/31/13               15,583                        14,292
      6/30/13               15,209                        13,727
      7/31/13               16,186                        14,585
      8/31/13               16,129                        14,560
      9/30/13               17,466                        15,782
     10/31/13               18,041                        16,248
     11/30/13               18,127                        16,269
     12/31/13               18,632                        16,652
      1/31/14               18,329                        16,365
      2/28/14               19,481                        17,292
      3/31/14               19,435                        17,227
      4/30/14               19,405                        17,174
      5/31/14               19,572                        17,389
      6/30/14               19,936                        17,784
      7/31/14               19,299                        17,323
      8/31/14               19,420                        17,366
      9/30/14               18,253                        16,314
     10/31/14               17,934                        15,900
     11/30/14               17,768                        15,885
     12/31/14               17,555                        15,762
      1/31/15               17,381                        15,623
      2/28/15               18,555                        16,622
      3/31/15               18,238                        16,398
      4/30/15               19,254                        17,232
      5/31/15               19,492                        17,336
      6/30/15               19,206                        17,080
      7/31/15               19,095                        17,054
      8/31/15               18,254                        16,295                Past performance is not predictive of
      9/30/15               17,651                        15,709                future performance.
     10/31/15               18,524                        16,641                The returns shown do not reflect the
                                                                                deduction of taxes that a shareholder
           Average Annual         One          Five          Ten                would pay on fund distributions or the
           Total Return           Year         Years        Years               redemption of fund shares.
           -------------------------------------------------------------        MSCI data copyright MSCI 2015, all
                                  3.28%        6.84%        6.36%               rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
VA SHORT-TERM FIXED PORTFOLIO VS.
THE BOFA MERRILL LYNCH U.S. 6-MONTH TREASURY BILL INDEX,
THE BOFA MERRILL LYNCH U.S. 1-YEAR TREASURY NOTE INDEX
October 31, 2005-October 31, 2015

                                      [CHARTS]

                                     The BofA Merrill         The BofA Merrill
                VA Short-Term       Lynch U.S. 6-Month        Lynch U.S. 1-Year
               Fixed Portfolio     Treasury Bill Index      Treasury Note Index
               ---------------     -------------------      -------------------
     10/31/05      $10,000               $10,000                  $10,000
     11/30/05       10,029                10,036                   10,031
     12/31/05       10,058                10,071                   10,071
      1/31/06       10,088                10,102                   10,094
      2/28/06       10,118                10,131                   10,119
      3/31/06       10,148                10,170                   10,148
      4/30/06       10,178                10,206                   10,180
      5/31/06       10,219                10,245                   10,206
      6/30/06       10,249                10,281                   10,232
      7/31/06       10,299                10,330                   10,291
      8/31/06       10,349                10,377                   10,344
      9/30/06       10,389                10,425                   10,391
     10/31/06       10,429                10,465                   10,433
     11/30/06       10,480                10,508                   10,476
     12/31/06       10,523                10,556                   10,506
      1/31/07       10,565                10,599                   10,546
      2/28/07       10,607                10,642                   10,599
      3/31/07       10,659                10,689                   10,641
      4/30/07       10,701                10,736                   10,677
      5/31/07       10,742                10,787                   10,711
      6/30/07       10,784                10,830                   10,763
      7/31/07       10,836                10,874                   10,824
      8/31/07       10,878                10,952                   10,904
      9/30/07       10,919                10,998                   10,962
     10/31/07       10,971                11,041                   10,997
     11/30/07       11,003                11,116                   11,106
     12/31/07       11,047                11,148                   11,130
      1/31/08       11,091                11,241                   11,273
      2/29/08       11,123                11,271                   11,331
      3/31/08       11,123                11,301                   11,367
      4/30/08       11,156                11,314                   11,345
      5/31/08       11,178                11,314                   11,340
      6/30/08       11,200                11,329                   11,346
      7/31/08       11,232                11,365                   11,383
      8/31/08       11,254                11,389                   11,415
      9/30/08       11,221                11,441                   11,466
     10/31/08       11,276                11,488                   11,532
     11/30/08       11,374                11,527                   11,605
     12/31/08       11,484                11,547                   11,659
      1/31/09       11,495                11,546                   11,647
      2/28/09       11,484                11,548                   11,629
      3/31/09       11,529                11,559                   11,657
      4/30/09       11,574                11,574                   11,680
      5/31/09       11,608                11,580                   11,690
      6/30/09       11,630                11,582                   11,696
      7/31/09       11,641                11,591                   11,710
      8/31/09       11,675                11,598                   11,725
      9/30/09       11,686                11,605                   11,734
     10/31/09       11,709                11,609                   11,747
     11/30/09       11,731                11,613                   11,767
     12/31/09       11,698                11,614                   11,752
      1/31/10       11,733                11,620                   11,779
      2/28/10       11,744                11,621                   11,784
      3/31/10       11,733                11,622                   11,781
      4/30/10       11,744                11,625                   11,787
      5/31/10       11,744                11,631                   11,794
      6/30/10       11,778                11,634                   11,812
      7/31/10       11,801                11,639                   11,825
      8/31/10       11,813                11,643                   11,835
      9/30/10       11,824                11,646                   11,841
     10/31/10       11,836                11,652                   11,849
     11/30/10       11,824                11,652                   11,846
     12/31/10       11,828                11,656                   11,849
      1/31/11       11,840                11,659                   11,860
      2/28/11       11,840                11,661                   11,864
      3/31/11       11,840                11,664                   11,867
      4/30/11       11,863                11,670                   11,879
      5/31/11       11,874                11,672                   11,887
      6/30/11       11,874                11,675                   11,891
      7/31/11       11,886                11,674                   11,887
      8/31/11       11,886                11,683                   11,908
      9/30/11       11,886                11,683                   11,906
     10/31/11       11,886                11,684                   11,910
     11/30/11       11,874                11,686                   11,914
     12/31/11       11,879                11,687                   11,917
      1/31/12       11,914                11,688                   11,920
      2/29/12       11,914                11,687                   11,917
      3/31/12       11,926                11,688                   11,917
      4/30/12       11,937                11,690                   11,922
      5/31/12       11,937                11,693                   11,925
      6/30/12       11,949                11,694                   11,921
      7/31/12       11,961                11,697                   11,933
      8/31/12       11,972                11,699                   11,935
      9/30/12       11,972                11,701                   11,938
     10/31/12       11,972                11,701                   11,937
     11/30/12       11,984                11,704                   11,941
     12/31/12       11,979                11,707                   11,945
      1/31/13       11,991                11,709                   11,948
      2/28/13       11,991                11,709                   11,950
      3/31/13       11,991                11,712                   11,954
      4/30/13       12,003                11,715                   11,959
      5/31/13       12,003                11,717                   11,960
      6/30/13       11,991                11,718                   11,959
      7/31/13       12,003                11,721                   11,966
      8/31/13       11,991                11,723                   11,968
      9/30/13       12,015                11,725                   11,974
     10/31/13       12,015                11,725                   11,974
     11/30/13       12,015                11,725                   11,974
     12/31/13       12,010                11,728                   11,976
      1/31/14       12,022                11,731                   11,979
      2/28/14       12,022                11,732                   11,981
      3/31/14       12,022                11,733                   11,985
      4/30/14       12,033                11,735                   11,990
      5/31/14       12,033                11,736                   11,993
      6/30/14       12,033                11,736                   11,993
      7/31/14       12,033                11,737                   11,995
      8/31/14       12,033                11,739                   12,002
      9/30/14       12,033                11,741                   12,005
     10/31/14       12,045                11,740                   12,007
     11/30/14       12,045                11,741                   12,009
     12/31/14       12,027                11,742                   11,997
      1/31/15       12,063                11,746                   12,010
      2/28/15       12,051                11,747                   12,007
      3/31/15       12,063                11,748                   12,010
      4/30/15       12,063                11,753                   12,018
      5/31/15       12,063                11,754                   12,021
      6/30/15       12,063                11,755                   12,023          Past performance is not predictive of
      7/31/15       12,063                11,755                   12,026          future performance.
      8/31/15       12,063                11,755                   12,025          The returns shown do not reflect the
      9/30/15       12,075                11,768                   12,035          deduction of taxes that a shareholder
     10/31/15       12,086                11,764                   12,034          would pay on fund distributions or the
                                                                                   redemption of fund shares.
            Average Annual         One          Five          Ten                  The Merrill Lynch Indices are used with
            Total Return           Year         Years        Years                 permission; copyright 2015 Merrill
            --------------------------------------------------------------         Lynch, Pierce, Fenner & Smith
                                   0.34%        0.42%        1.91%                 Incorporated; all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VA GLOBAL BOND PORTFOLIO VS.
CITIGROUP WORLD GOVERNMENT BOND INDEX, 1-5 YEARS,
CURRENCY-HEDGED IN USD TERMS
October 31, 2005-October 31, 2015

                              [CHARTS]

               VA Global Bond       Citigroup World Government Bond Index,
                 Portfolio          1-5 Years,Currency-Hedged in USD Terms
                -------------       --------------------------------------
     10/31/05      $10,000                          $10,000
     11/30/05       10,019                           10,033
     12/31/05       10,052                           10,071
      1/31/06       10,062                           10,088
      2/28/06       10,072                           10,098
      3/31/06       10,042                           10,089
      4/30/06       10,052                           10,116
      5/31/06       10,111                           10,154
      6/30/06       10,121                           10,177
      7/31/06       10,191                           10,251
      8/31/06       10,281                           10,341
      9/30/06       10,320                           10,387
     10/31/06       10,360                           10,423
     11/30/06       10,410                           10,476
     12/31/06       10,427                           10,483
      1/31/07       10,477                           10,520
      2/28/07       10,527                           10,589
      3/31/07       10,567                           10,623
      4/30/07       10,607                           10,656
      5/31/07       10,637                           10,644
      6/30/07       10,657                           10,671
      7/31/07       10,717                           10,764
      8/31/07       10,787                           10,877
      9/30/07       10,826                           10,937
     10/31/07       10,896                           10,993
     11/30/07       10,936                           11,112
     12/31/07       10,991                           11,144
      1/31/08       11,053                           11,310
      2/29/08       11,114                           11,385
      3/31/08       11,134                           11,382
      4/30/08       11,042                           11,307
      5/31/08       11,002                           11,243
      6/30/08       11,042                           11,243
      7/31/08       11,104                           11,326
      8/31/08       11,175                           11,396
      9/30/08       11,104                           11,470
     10/31/08       11,175                           11,636
     11/30/08       11,338                           11,761
     12/31/08       11,481                           11,879
      1/31/09       11,471                           11,884
      2/28/09       11,460                           11,908
      3/31/09       11,492                           11,970
      4/30/09       11,545                           11,972
      5/31/09       11,618                           11,977
      6/30/09       11,682                           11,996
      7/31/09       11,798                           12,040
      8/31/09       11,914                           12,082
      9/30/09       11,998                           12,120
     10/31/09       12,061                           12,132
     11/30/09       12,209                           12,196
     12/31/09       12,034                           12,151
      1/31/10       12,188                           12,198
      2/28/10       12,265                           12,248
      3/31/10       12,254                           12,243
      4/30/10       12,341                           12,249
      5/31/10       12,418                           12,329
      6/30/10       12,528                           12,360
      7/31/10       12,693                           12,405
      8/31/10       12,846                           12,464
      9/30/10       12,890                           12,455
     10/31/10       12,978                           12,467
     11/30/10       12,857                           12,406
     12/31/10       12,700                           12,392
      1/31/11       12,723                           12,383
      2/28/11       12,711                           12,372
      3/31/11       12,723                           12,364
      4/30/11       12,889                           12,401
      5/31/11       13,031                           12,461
      6/30/11       13,031                           12,468
      7/31/11       13,232                           12,512
      8/31/11       13,326                           12,620
      9/30/11       13,303                           12,625
     10/31/11       13,338                           12,607
     11/30/11       13,173                           12,582
     12/31/11       13,272                           12,679
      1/31/12       13,421                           12,733
      2/29/12       13,446                           12,755
      3/31/12       13,483                           12,744
      4/30/12       13,533                           12,770
      5/31/12       13,620                           12,781
      6/30/12       13,620                           12,794
      7/31/12       13,793                           12,837
      8/31/12       13,831                           12,870
      9/30/12       13,855                           12,893
     10/31/12       13,868                           12,901
     11/30/12       13,917                           12,934
     12/31/12       13,917                           12,945
      1/31/13       13,840                           12,934
      2/28/13       13,943                           12,964
      3/31/13       13,968                           12,977
      4/30/13       14,032                           13,019
      5/31/13       13,917                           12,974
      6/30/13       13,751                           12,935
      7/31/13       13,828                           12,970
      8/31/13       13,751                           12,951
      9/30/13       13,866                           12,996
     10/31/13       13,955                           13,039
     11/30/13       13,981                           13,059
     12/31/13       13,868                           13,025
      1/31/14       14,012                           13,081
      2/28/14       14,038                           13,099
      3/31/14       13,973                           13,097
      4/30/14       14,038                           13,120
      5/31/14       14,155                           13,158
      6/30/14       14,129                           13,173
      7/31/14       14,090                           13,174
      8/31/14       14,181                           13,213
      9/30/14       14,129                           13,210
     10/31/14       14,220                           13,242
     11/30/14       14,324                           13,275
     12/31/14       14,268                           13,272
      1/31/15       14,508                           13,346
      2/28/15       14,402                           13,326
      3/31/15       14,468                           13,354
      4/30/15       14,482                           13,352
      5/31/15       14,482                           13,360
      6/30/15       14,402                           13,340
      7/31/15       14,455                           13,375
      8/31/15       14,442                           13,372                   Past performance is not predictive of
      9/30/15       14,562                           13,417                   future performance.
     10/31/15       14,562                           13,421                   The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
           Average Annual         One         Five         Ten                would pay on fund distributions or the
           Total Return           Year        Years       Years               redemption of fund shares.
           -----------------------------------------------------------        Citigroup bond indices copyright 2015
                                  2.40%       2.33%       3.83%               by Citigroup.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
VIT INFLATION PROTECTED SECURITIES PORTFOLIO VS.
BARCLAYS U.S. TIPS INDEX (SERIES-L)
May 29, 2015-October 31, 2015

             VIT Inflation Protected    Barclays U.S. TIPS Index
               Securities Portfolio            (Series-L)
             -----------------------    ------------------------
    05/2015         $10,000                     $10,000
    05/2015         $10,000                     $10,000
    06/2015          $9,860                      $9,903
    07/2015          $9,900                      $9,923
    08/2015          $9,790                      $9,847             Past performance is not predictive of
    09/2015          $9,760                      $9,789             future performance.
    10/2015          $9,770                      $9,814             The returns shown do not reflect the
                                                                    deduction of taxes that a shareholder
                                              Since                 would pay on fund distributions or the
               Total Return                 Inception               redemption of fund shares.
               ---------------------------------------------        Barclays Capital data provided by
                                             -2.30%                 Barclays Bank PLC.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS),
CITIGROUP WORLD GOVERNMENT BOND INDEX, 1-3 YEARS, CURRENCY-HEDGED IN USD TERMS, 65% MSCI ACWI (NET DIVIDENDS)/35%
CITIGROUP WORLD GOVT BOND INDEX 1-3 YR (HEDGED) INDEX
April 8, 2013-October 31, 2015

                                    [CHART]

                                             Citi World        65% MSCI ACWI
                                           Government Bond     (net div)/35%
             VA Global   MSCI All Country  Index, 1-3 Years,   Citi World Govt
             Moderate      World Index      Currency-Hedged   Bond Index 1-3 yr
 End Date    Portfolio      (Net Div)        in USD Terms       (hedged) Index
 --------    ---------   ----------------  -----------------  -----------------
 4/08/2013    $10,000         $10,000           $10,000            $10,000
 4/30/2013    $10,150         $10,365           $10,012            $10,242
 5/31/2013    $10,200         $10,337           $10,001            $10,219
 6/30/2013    $10,020         $10,035            $9,990            $10,021
 7/31/2013    $10,410         $10,515           $10,008            $10,340
 8/31/2013    $10,210         $10,296           $10,004            $10,198
 9/30/2013    $10,620         $10,828           $10,023            $10,547
10/31/2013    $10,910         $11,263           $10,042            $10,830
11/30/2013    $11,050         $11,423           $10,054            $10,934
12/31/2013    $11,195         $11,620           $10,046            $11,054
 1/31/2014    $10,931         $11,155           $10,067            $10,774
 2/28/2014    $11,307         $11,694           $10,074            $11,115
 3/31/2014    $11,368         $11,746           $10,074            $11,147
 4/30/2014    $11,398         $11,857           $10,083            $11,220
 5/31/2014    $11,550         $12,110           $10,098            $11,381
 6/30/2014    $11,743         $12,338           $10,104            $11,522
 7/31/2014    $11,550         $12,188           $10,106            $11,432
 8/31/2014    $11,784         $12,457           $10,121            $11,602
 9/30/2014    $11,449         $12,053           $10,121            $11,358
10/31/2014    $11,550         $12,138           $10,135            $11,415
11/30/2014    $11,642         $12,341           $10,148            $11,545
12/31/2014    $11,544         $12,103           $10,143            $11,398
 1/31/2015    $11,389         $11,914           $10,176            $11,295         Past performance is not predictive of
 2/28/2015    $11,824         $12,577           $10,170            $11,701         future performance.
 3/31/2015    $11,741         $12,382           $10,184            $11,589         The returns shown do not reflect the
 4/30/2015    $11,907         $12,741           $10,187            $11,809         deduction of taxes that a shareholder
 5/31/2015    $11,938         $12,725           $10,194            $11,802         would pay on fund distributions or the
 6/30/2015    $11,783         $12,425           $10,192            $11,620         redemption of fund shares.
 7/31/2015    $11,741         $12,533           $10,202            $11,690         MSCI data copyright MSCI 2015, all
 8/31/2015    $11,264         $11,674           $10,201            $11,168         rights reserved.
 9/30/2015    $11,016         $11,251           $10,220            $10,913         Citigroup bond indices copyright 2015
10/31/2015    $11,524         $12,134           $10,222            $11,470         by Citigroup.
                                                                                   Data includes composite data from
                                                                                   multiple sources; see data descriptions
                                      One              Since                       for additional details. MSCI data
              Total Return            Year           Inception                     copyright MSCI 2015, all rights reserved.
              ----------------------------------------------------------           Citigroup bond indices copyright 2015
                                     -0.23%            5.69%                       by Citigroup.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 U.S. Equity Market Review                   12 Months Ended October 31, 2015

   U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.5%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

              Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

              Russell 3000(R) Index........................ 4.49%
              Russell Microcap(R) Index (micro-cap stocks). 0.82%
              Russell 2000(R) Index (small-cap stocks)..... 0.34%
              Russell 1000(R) Index (large-cap stocks)..... 4.86%
              Dow Jones U.S. Select REIT Index SM.......... 6.87%

Growth stocks outperformed value stocks as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

         Russell 2000(R) Value Index (small-cap value stocks)... -2.88%
         Russell 2000(R) Growth Index (small-cap growth stocks).  3.52%
         Russell 1000(R) Value Index (large-cap value stocks)...  0.53%
         Russell 1000(R) Growth Index (large-cap growth stocks).  9.18%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2015, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the period were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small-cap, and/or micro-cap companies relative to widely used benchmarks.

VA U.S. Targeted Value Portfolio

   The VA U.S. Targeted Value Portfolio is designed to capture the returns of U.S. small- and mid-cap value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 1,300 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -0.80% for the Portfolio and -2.88% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the Index to mid-cap stocks and a lower allocation to small-cap stocks. Mid-cap stocks outperformed small-caps during the period, which benefited the Portfolio's relative performance. The Portfolio's exclusion of real estate investment trusts (REITs) contributed to the Portfolio's relative outperformance as REITs underperformed most other sectors during the period.

VA U.S. Large Value Portfolio

   The VA U.S. Large Value Portfolio is designed to capture the returns of U.S. large-cap value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 280 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were 1.07% for the Portfolio and 0.53% for the Russell 1000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Portfolio had a smaller allocation than the Index to the largest market cap stocks and a greater allocation to the remainder of the eligible large-cap universe, which benefited the Portfolio's relative performance as the largest market cap value stocks underperformed mid-cap value stocks.

 International Equity Market Review          12 Months Ended October 31, 2015

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks and growth stocks had positive returns while large-cap stocks and value stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------
                                              Return in U.S. Dollars
                                              ----------------------
           MSCI World ex USA Index...........         -1.81%
           MSCI World ex USA Small Cap Index.          4.66%
           MSCI World ex USA Value Index.....         -5.92%
           MSCI World ex USA Growth Index....          2.33%

   During the period, the U.S. dollar (USD) appreciated against most developed markets currencies, decreasing USD-denominated returns in developed markets.

                           12 Months Ended October 31, 2015
                            --------------------------------
                                                     Local Return Return in U.S. Dollars
Ten Largest Foreign Developed Markets by Market Cap  ------------ ----------------------
                  United Kingdom....................     0.01%             -3.45%
                  Japan.............................    17.41%              9.07%
                  Canada............................    -5.27%            -18.37%
                  France............................    18.69%              4.64%
                  Switzerland.......................     3.70%              1.25%
                  Germany...........................    16.20%              2.45%
                  Australia.........................    -2.25%            -20.66%
                  Spain.............................     0.50%            -11.40%
                  Hong Kong.........................    -1.73%             -1.67%
                  Sweden............................     9.47%             -4.59%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

VA International Value Portfolio

   The VA International Value Portfolio is designed to capture the returns of international large-cap value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 430 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ending October 31, 2015, total returns were -6.26% for the Portfolio and -1.81% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in international equity markets rather than the behavior of a limited number of stocks. The Portfolio had significantly greater exposure than the Index to value stocks. Value stocks generally underperformed during the period, which detracted from the Portfolio's relative performance. Differences in the valuation timing and methodology between the Portfolio and the Index generally detracted from relative performance. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

VA International Small Portfolio

   The VA International Small Portfolio is designed to capture the returns of international small-cap stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 2,700 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were 3.28% for the Portfolio and 4.66% for the MSCI World ex USA Small Cap Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in international equity markets rather than the behavior of a limited number of stocks. The Portfolio's greater allocation than the Index to micro-cap securities detracted from the Portfolio's relative performance as micro-caps generally underperformed other small-cap securities. The Portfolio's underperformance was partially offset by the exclusion of real estate investment trusts (REITs) and small low profitability securities, both of which underperformed during the period. Differences in the valuation timing and methodology between the Portfolio and the Index detracted from the Portfolio's relative performance. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

 Fixed Income Market Review                  12 Months Ended October 31, 2015

   U.S. and developed international fixed income markets generally experienced flattening yield curves for the year ended October 31, 2015. In the case of the U.S. and U.K., while longer-term bond yields declined, most shorter-term bond yields increased slightly. The Eurozone saw a sharp decline in bond yields across the curve with the largest declines in longer-term bonds. In general, U.S. and developed international fixed income market investment grade credit underperformed government bonds of similar duration. The one-month U.S. Treasury bill yield remained at or near 0.00% during the period, while the yield on ten-year U.S. Treasury notes decreased to 2.14%.

                                       October 31, 2014 October 31, 2015 Change
                                       ---------------- ---------------- ------
 One-Month U.S. Treasury Bill (yield).      0.00%            0.00%        0.00%
 Ten-Year U.S. Treasury Notes (yield).      2.34%            2.14%       -0.20%

----------
Source: Bloomberg.

   There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the fiscal year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than in others. For the 12 months ended October 31, 2015, the total return was 0.04% for three-month U.S. Treasury bills, 2.34% for five-year U.S. Treasury notes, and 4.54% for 30-year U.S. Treasury bonds.
----------
Source: Barclays US Treasury Bellwethers.

   Some of Dimensional Fund Advisors LP's ("Dimensional") fixed income strategies are based on a variable-maturity strategy that identifies a maturity range with favorable risk adjusted expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities may be lengthened to position a portfolio for higher expected returns associated with longer maturities. These higher returns may be achieved by roll-down returns

(in an upwardly sloped yield curve, prices of longer-term bonds generally increase as they approach maturity) as well as by earning higher current yields. During the period under review, the portfolios employing a variable maturity approach continued to take term risk, reflecting upward-sloping eligible yield curves.

   Some of Dimensional's fixed income strategies are based on a variable-credit approach that varies exposure to credit risk. When credit spreads are narrow, higher-quality securities are believed to offer the more attractive opportunity on a risk-adjusted basis. When credit spreads are wide, additional credit risk may be taken to position a portfolio for higher expected returns associated with increased credit risk. The portfolios employing a variable credit approach continued to emphasize bonds in the single-A and BBB rating categories, reflecting relatively wide credit spreads.

VA Short-Term Fixed Portfolio

   The VA Short-Term Fixed Portfolio is designed to achieve a stable real return in excess of the rate of inflation by investing in high-quality fixed income securities with a typical average maturity of one year or less. The investment strategy uses a variable maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges for risk-adjusted expected returns based on potential buy and sell strategies. Maturity targets are shifted based on the Advisor's expectations for term premia. The average maturity of the Portfolio decreased to 343 days on October 31, 2015, from 354 days on October 31, 2014.

   For the 12 months ended October 31, 2015, the total return was 0.34% for the Portfolio versus 0.20% for The BofA Merrill Lynch U.S. 6-Month Treasury Bill Index and 0.22% for The BofA Merrill Lynch 1-Year U.S. Treasury Note Index. During the period, interest rates increased in the long end of the eligible maturity range as yields on the two-year U.S. Treasury note increased from approximately 0.50% to 0.75%. The yield curve remained upwardly sloped, causing the Portfolio's maturity structure to remain extended. While two-year rates moved higher, negatively impacting returns, the Portfolio benefited from the roll-down returns generated from longer-term bonds. The Portfolio's corporate bonds contributed to returns as there was a positive credit premium during the period.

VA Global Bond Portfolio

   The VA Global Bond Portfolio is designed to provide a market rate of return by investing in U.S. and foreign government securities and high-quality corporate and currency-hedged global fixed income instruments with an average maturity of five years or less. The Portfolio hedges substantially all of the currency risk of its non-U.S. dollar-denominated securities. Eligible countries for the Portfolio to invest in include but are not limited to Australia, Canada, Denmark, certain Economic and Monetary Union countries, Japan, New Zealand, Norway, Singapore, Sweden, Switzerland, the United Kingdom, and the United States. The investment strategy shifts maturities and country allocations based on changes in the eligible yield curves. The strategy uses a variable maturity approach and uses current yields and identifies favorable maturity ranges for risk-adjusted expected returns based on potential buy and sell strategies for each eligible country. Maturity targets and country allocations are shifted based on the Advisor's expectations for term premia. The average maturity of the Portfolio decreased to 3.78 years on October 31, 2015, from 4.19 years on October 31, 2014.

   For the 12 months ended October 31, 2015, the total return was 2.40% for the Portfolio versus 1.35% for the Citigroup World Government Bond Index, 1-5 Years, Currency-Hedged in USD Terms. The Portfolio had an average allocation during the period of approximately 94% of assets in U.S. dollar-denominated securities and the majority of the remainder invested in currency-hedged U.K. pound sterling-denominated bonds. The Portfolio's larger exposure to U.S. dollar-denominated bonds contributed to the Portfolio's relative outperformance as these bonds outperformed. The Portfolio also benefited from its lack of exposure to Japanese yen-denominated bonds, which represented approximately 18% of the benchmark, as those bonds underperformed. The time of valuation of currency exchange rates can create differences between the performance of the Portfolio and the Index.

VIT Inflation-Protected Securities Portfolio

   The VIT Inflation-Protected Securities Portfolio is designed to provide inflation protection and current income by investing generally in inflation-protected securities issued by the U.S. government and its agencies and instrumentalities with maturities of between five and 20 years. The average maturity of the Portfolio was 8.28 years on October 31, 2015.

   From the Portfolio's inception on May 29, 2015, through October 31, 2015, the total return was -2.30% for the Portfolio versus -1.86% for the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L). Over this particular period, the Portfolio's lack of investment in 0-5 year TIPS, while the benchmark held approximately 26%, detracted from the Portfolio's relative performance as these securities outperformed.

DFA VA Global Moderate Allocation Portfolio

   The DFA VA Global Moderate Allocation Portfolio seeks capital appreciation and current income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. Under normal market circumstances, the portfolio seeks to achieve its investment objective through a moderate allocation to both global equity and global fixed income securities by allocating approximately 50% to 70% of its assets to domestic and international equity underlying funds and 30% to 50% of its assets to fixed income underlying funds. As of the date of this report, the Portfolio's investments in domestic equity funds include the U.S. Core Equity 1 Portfolio, the U.S. Core Equity 2 Portfolio, VA U.S. Large Value Portfolio, and the DFA Real Estate Securities Portfolio; the Portfolio's investments in international equity funds include the International Core Equity Portfolio, Emerging Markets Core Equity Portfolio, and VA International Value Portfolio (collectively, the "Equity Underlying Funds"); and the Portfolio's investments in fixed income funds include the DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, VA Global Bond Portfolio, and VA Short-Term Fixed Portfolio (collectively with the Equity Underlying Funds, the "Equity and Fixed Income Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Equity and Fixed Income Underlying Funds collectively held approximately 12,000 equity securities in 44 countries and approximately 500 fixed income securities in 17 countries, excluding supranationals.

   For the 12 months ended October 31, 2015, total returns were -0.23% for the Portfolio and 0.48% for a hypothetical composite index composed of 65% MSCI All Country World Index (net dividends) and 35% Citigroup World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms. As a result of the Equity and Fixed Income Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity and fixed income markets rather than the behavior of a limited group of securities. The Portfolio's underperformance relative to the hypothetical composite index was primarily driven by the Portfolio's equity component.

   The Equity Underlying Funds invest in stocks across all eligible countries but have a higher allocation than the Index to U.S. securities and a smaller allocation to emerging markets securities. For the period, the Portfolio's smaller allocation to emerging markets contributed to the Portfolio's relative performance as emerging markets securities underperformed. However, the Equity Underlying Funds' greater exposure than the Index to value stocks detracted from the Portfolio's relative performance as value stocks generally underperformed during the period. The Equity Underlying Funds had greater exposure to U.S. stocks than the Index. While U.S. stocks generally outperformed those of the other countries, U.S. small-caps underperformed U.S. large-caps and the Portfolio's greater exposure to U.S. small-cap securities detracted from relative performance.

   The Portfolio's fixed income component also underperformed the fixed income component of the Index. Currency exposure within the Selectively Hedged Global Fixed Income Portfolio detracted from relative performance as this Portfolio did not hedge certain currencies that later depreciated against the U.S. dollar over the period. The underperformance from currency exposure was partially offset by holding a higher weight in longer-term bonds during a period when interest rates fell.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                           Six Months Ended October 31, 2015
   EXPENSE TABLES
                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     05/01/15  10/31/15    Ratio*   Period*
                                     --------- --------- ---------- --------
   VA U.S. Targeted Value Portfolio
   --------------------------------
   Actual Fund Return............... $1,000.00 $  956.80    0.39%    $1.92
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.24    0.39%    $1.99

   VA U.S. Large Value Portfolio
   -----------------------------
   Actual Fund Return............... $1,000.00 $  974.40    0.28%    $1.39
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.79    0.28%    $1.43

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                Beginning  Ending              Expenses
                                                 Account  Account   Annualized   Paid
                                                  Value    Value     Expense    During
                                                05/01/15  10/31/15    Ratio*   Period*
                                                --------- --------- ---------- --------
VA International Value Portfolio
Actual Fund Return............................. $1,000.00 $  889.60    0.46%    $2.19
Hypothetical 5% Annual Return.................. $1,000.00 $1,022.89    0.46%    $2.35

VA International Small Portfolio
--------------------------------
Actual Fund Return............................. $1,000.00 $  962.10    0.61%    $3.02
Hypothetical 5% Annual Return.................. $1,000.00 $1,022.13    0.61%    $3.11

VA Short-Term Fixed Portfolio
-----------------------------
Actual Fund Return............................. $1,000.00 $1,002.00    0.27%    $1.36
Hypothetical 5% Annual Return.................. $1,000.00 $1,023.84    0.27%    $1.38

VA Global Bond Portfolio
------------------------
Actual Fund Return............................. $1,000.00 $1,005.50    0.25%    $1.26
Hypothetical 5% Annual Return.................. $1,000.00 $1,023.95    0.25%    $1.28

VIT Inflation--Protected Securities Portfolio+
----------------------------------------------
Actual Fund Return............................. $1,000.00 $  977.00    0.18%    $0.76
Hypothetical 5% Annual Return.................. $1,000.00 $1,024.30    0.18%    $0.92

DFA VA Global Moderate Allocation Portfolio**
---------------------------------------------
Actual Fund Return............................. $1,000.00 $  967.80    0.40%    $1.98
Hypothetical 5% Annual Return.................. $1,000.00 $1,023.19    0.40%    $2.04

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

+ VIT Inflation-Protected Securities Portfolio commenced operations on May 29,
  2015. Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (156), then divided by the number of days in the year (365) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 184 day period for the six months ended October 31, 2015 to allow for comparability.

**DFA VA Global Moderate Allocation Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FUND OF FUNDS

                                                Affiliated Investment Company
                                                -----------------------------
   DFA VA Global Moderate Allocation Portfolio.             100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                       VA U.S. Targeted Value Portfolio
              Consumer Discretionary.......................  13.6%
              Consumer Staples.............................   3.6%
              Energy.......................................   7.5%
              Financials...................................  28.2%
              Health Care..................................   5.3%
              Industrials..................................  20.9%
              Information Technology.......................  12.3%
              Materials....................................   6.4%
              Other........................................    --
              Telecommunication Services...................   1.3%
              Utilities....................................   0.9%
                                                            -----
                                                            100.0%

                         VA U.S. Large Value Portfolio
              Consumer Discretionary.......................  14.0%
              Consumer Staples.............................   4.9%
              Energy.......................................  16.2%
              Financials...................................  21.0%
              Health Care..................................  11.6%
              Industrials..................................  12.5%
              Information Technology.......................  11.1%
              Materials....................................   3.5%
              Telecommunication Services...................   4.8%
              Utilities....................................   0.4%
                                                            -----
                                                            100.0%

                       VA International Value Portfolio
              Consumer Discretionary.......................  12.1%
              Consumer Staples.............................   3.6%
              Energy.......................................  14.8%
              Financials...................................  35.1%
              Health Care..................................   0.9%
              Industrials..................................  10.3%
              Information Technology.......................   3.1%
              Materials....................................  11.4%
              Other........................................    --
              Telecommunication Services...................   5.7%
              Utilities....................................   3.0%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                       VA International Small Portfolio
              Consumer Discretionary.......................  18.9%
              Consumer Staples.............................   6.8%
              Energy.......................................   3.7%
              Financials...................................  15.8%
              Health Care..................................   6.4%
              Industrials..................................  24.3%
              Information Technology.......................   9.1%
              Materials....................................  11.2%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   1.4%
              Utilities....................................   2.4%
                                                            -----
                                                            100.0%

FIXED INCOME PORTFOLIOS

                         VA Short-Term Fixed Portfolio
              Corporate....................................  27.9%
              Government...................................  15.2%
              Foreign Corporate............................  24.0%
              Foreign Government...........................  27.3%
              Supranational................................   5.6%
                                                            -----
                                                            100.0%

                 VIT Inflation-Protected Securities Portfolio
              Government................................... 100.0%
                                                            -----

                           VA Global Bond Portfolio
              Corporate....................................  37.2%
              Foreign Corporate............................  35.3%
              Foreign Government...........................  22.5%
              Supranational................................   5.0%
                                                            -----
                                                            100.0%

                       VA U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                Percentage
                                           Shares   Value+    of Net Assets**
                                           ------   ------    ---------------
  COMMON STOCKS -- (82.3%)
  Consumer Discretionary -- (11.2%)
  #   GameStop Corp. Class A.............. 16,706 $   769,645            0.4%
      Goodyear Tire & Rubber Co. (The).... 30,855   1,013,278            0.5%
  *   Liberty Ventures Series A........... 19,504     849,789            0.5%
      Penske Automotive Group, Inc........ 14,103     688,791            0.4%
      PulteGroup, Inc..................... 40,118     735,363            0.4%
      Other Securities....................         21,712,002           11.3%
                                                  -----------           -----
  Total Consumer Discretionary............         25,768,868           13.5%
                                                  -----------           -----

  Consumer Staples -- (3.0%)
      Ingredion, Inc...................... 10,598   1,007,446            0.5%
      Pinnacle Foods, Inc................. 18,601     819,932            0.4%
      Other Securities....................          5,036,637            2.7%
                                                  -----------           -----
  Total Consumer Staples..................          6,864,015            3.6%
                                                  -----------           -----

  Energy -- (6.1%)
  #   Helmerich & Payne, Inc.............. 15,753     886,421            0.5%
      Other Securities....................         13,219,070            6.9%
                                                  -----------           -----
  Total Energy............................         14,105,491            7.4%
                                                  -----------           -----

  Financials -- (23.2%)
      American Financial Group, Inc....... 13,794     995,789            0.5%
  *   Arch Capital Group, Ltd.............  9,117     682,772            0.4%
      Assurant, Inc....................... 10,520     857,696            0.5%
      Axis Capital Holdings, Ltd.......... 13,906     750,924            0.4%
      Hanover Insurance Group, Inc. (The).  7,863     662,458            0.4%
      Investors Bancorp, Inc.............. 53,933     674,702            0.4%
      Legg Mason, Inc..................... 17,191     769,297            0.4%
      Old Republic International Corp..... 40,912     738,053            0.4%
  #   PacWest Bancorp..................... 15,966     719,109            0.4%
      PartnerRe, Ltd......................  6,995     972,305            0.5%
  #   People's United Financial, Inc...... 48,988     781,359            0.4%
      Reinsurance Group of America, Inc... 10,556     952,573            0.5%
  #   RenaissanceRe Holdings, Ltd.........  6,646     728,601            0.4%
      StanCorp Financial Group, Inc.......  5,949     682,469            0.4%
  #   Zions Bancorporation................ 32,159     925,214            0.5%
      Other Securities....................         41,608,773           21.6%
                                                  -----------           -----
  Total Financials........................         53,502,094           28.1%
                                                  -----------           -----

  Health Care -- (4.4%)
      Other Securities....................         10,091,660            5.3%
                                                  -----------           -----

  Industrials -- (17.2%)
  #   ADT Corp. (The)..................... 26,398     872,190            0.5%
  #*  AECOM............................... 22,682     668,439            0.4%
  #   AGCO Corp........................... 13,731     664,443            0.4%
      Alaska Air Group, Inc............... 10,825     825,406            0.4%
      AMERCO..............................  2,864   1,163,672            0.6%
  *   Avis Budget Group, Inc.............. 15,307     764,432            0.4%
  #   Chicago Bridge & Iron Co. NV........ 16,609     745,246            0.4%
      Fluor Corp.......................... 21,672   1,036,138            0.5%
  #*  Jacobs Engineering Group, Inc....... 19,428     779,840            0.4%
  #*  JetBlue Airways Corp................ 49,384   1,226,699            0.6%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                   Percentage
                                           Shares      Value+    of Net Assets**
                                           ------      ------    ---------------
 Industrials -- (Continued)
        Owens Corning....................    18,431 $    839,163            0.4%
 #      Trinity Industries, Inc..........    23,681      641,045            0.3%
        Waste Connections, Inc...........    19,370    1,055,278            0.6%
        Other Securities.................             28,272,744           14.9%
                                                    ------------          ------
 Total Industrials.......................             39,554,735           20.8%
                                                    ------------          ------

 Information Technology -- (10.1%)
 *      Arrow Electronics, Inc...........    14,798      813,742            0.4%
        Avnet, Inc.......................    20,949      951,713            0.5%
 *      First Solar, Inc.................    15,382      877,851            0.5%
 *      Flextronics International, Ltd...    82,719      942,169            0.5%
        Ingram Micro, Inc. Class A.......    24,458      728,359            0.4%
        Jabil Circuit, Inc...............    28,704      659,618            0.4%
        Other Securities.................             18,350,650            9.6%
                                                    ------------          ------
 Total Information Technology............             23,324,102           12.3%
                                                    ------------          ------

 Materials -- (5.3%)
        Airgas, Inc......................    11,328    1,089,300            0.6%
        Albemarle Corp...................    13,406      717,489            0.4%
        Bemis Co., Inc...................    15,116      692,010            0.4%
        Reliance Steel & Aluminum Co.....    11,528      691,219            0.4%
        Sonoco Products Co...............    15,060      642,911            0.3%
        Steel Dynamics, Inc..............    37,936      700,678            0.4%
        Other Securities.................              7,585,914            3.9%
                                                    ------------          ------
 Total Materials.........................             12,119,521            6.4%
                                                    ------------          ------

 Other -- (0.0%)
        Other Securities.................                     --            0.0%
                                                    ------------          ------

 Telecommunication Services -- (1.1%)
 #      Frontier Communications Corp.....   139,020      714,563            0.4%
        Other Securities.................              1,784,567            0.9%
                                                    ------------          ------
 Total Telecommunication Services........              2,499,130            1.3%
                                                    ------------          ------

 Utilities -- (0.7%)
        UGI Corp.........................    27,438    1,006,151            0.5%
        Other Securities.................                660,046            0.4%
                                                    ------------          ------
 Total Utilities.........................              1,666,197            0.9%
                                                    ------------          ------
 TOTAL COMMON STOCKS.....................            189,495,813           99.6%
                                                    ------------          ------

 RIGHTS/WARRANTS -- (0.0%)
        Other Securities.................                     --            0.0%
                                                    ------------          ------
 TOTAL INVESTMENT SECURITIES.............            189,495,813
                                                    ------------

 SECURITIES LENDING COLLATERAL -- (17.7%)
 (S)@   DFA Short Term Investment Fund... 3,513,459   40,650,719           21.4%
                                                    ------------          ------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $217,349,746).................             $230,146,532          121.0%
                                                    ============          ======

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1      Level 2   Level 3    Total
                                 ------------ ----------- ------- ------------
  Common Stocks
    Consumer Discretionary...... $ 25,768,868          --   --    $ 25,768,868
    Consumer Staples............    6,864,015          --   --       6,864,015
    Energy......................   14,105,491          --   --      14,105,491
    Financials..................   53,502,094          --   --      53,502,094
    Health Care.................   10,086,416 $     5,244   --      10,091,660
    Industrials.................   39,554,735          --   --      39,554,735
    Information Technology......   23,324,102          --   --      23,324,102
    Materials...................   12,119,521          --   --      12,119,521
    Other.......................           --          --   --              --
    Telecommunication Services..    2,499,130          --   --       2,499,130
    Utilities...................    1,666,197          --   --       1,666,197
  Rights/Warrants...............           --          --   --              --
  Securities Lending Collateral.           --  40,650,719   --      40,650,719
                                 ------------ -----------   --    ------------
  TOTAL......................... $189,490,569 $40,655,963   --    $230,146,532
                                 ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                         VA U.S. LARGE VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                         Percentage
                                                   Shares    Value+    of Net Assets**
                                                   ------    ------    ---------------
COMMON STOCKS -- (95.0%)
Consumer Discretionary -- (13.4%)
    Comcast Corp. Class A......................... 105,700 $ 6,618,934            2.8%
    Comcast Corp. Special Class A.................  30,146   1,890,456            0.8%
    Ford Motor Co................................. 178,787   2,647,836            1.1%
    General Motors Co.............................  65,260   2,278,227            1.0%
    Time Warner Cable, Inc........................  20,790   3,937,626            1.7%
    Time Warner, Inc..............................  47,918   3,610,142            1.6%
    Other Securities..............................          11,656,838            5.0%
                                                           -----------           -----
Total Consumer Discretionary......................          32,640,059           14.0%
                                                           -----------           -----
Consumer Staples -- (4.6%)
    Archer-Daniels-Midland Co.....................  26,634   1,216,109            0.5%
    CVS Health Corp...............................  37,859   3,739,712            1.6%
    Mondelez International, Inc. Class A..........  42,480   1,960,877            0.8%
    Other Securities..............................           4,375,321            2.0%
                                                           -----------           -----
Total Consumer Staples............................          11,292,019            4.9%
                                                           -----------           -----
Energy -- (15.4%)
    Anadarko Petroleum Corp.......................  20,402   1,364,486            0.6%
    Chevron Corp..................................  72,927   6,627,606            2.8%
    ConocoPhillips................................  67,767   3,615,369            1.6%
    Exxon Mobil Corp.............................. 108,566   8,982,751            3.9%
    Marathon Petroleum Corp.......................  26,741   1,385,184            0.6%
    Occidental Petroleum Corp.....................  23,546   1,755,119            0.8%
    Phillips 66...................................  24,421   2,174,690            0.9%
    Valero Energy Corp............................  31,170   2,054,726            0.9%
    Other Securities..............................           9,763,767            4.1%
                                                           -----------           -----
Total Energy......................................          37,723,698           16.2%
                                                           -----------           -----
Financials -- (19.9%)
    American International Group, Inc.............  41,026   2,587,100            1.1%
    Bank of America Corp.......................... 173,842   2,917,069            1.3%
    Bank of New York Mellon Corp. (The)...........  32,296   1,345,128            0.6%
    Capital One Financial Corp....................  24,451   1,929,184            0.8%
    Citigroup, Inc................................  49,928   2,654,672            1.1%
    Goldman Sachs Group, Inc. (The)...............  17,188   3,222,750            1.4%
    Hartford Financial Services Group, Inc. (The).  29,561   1,367,492            0.6%
    JPMorgan Chase & Co........................... 124,231   7,981,842            3.4%
    PNC Financial Services Group, Inc. (The)......  15,500   1,399,030            0.6%
    Travelers Cos., Inc. (The)....................  14,243   1,607,892            0.7%
    Other Securities..............................          21,677,983            9.3%
                                                           -----------           -----
Total Financials..................................          48,690,142           20.9%
                                                           -----------           -----
Health Care -- (11.0%)
    Aetna, Inc....................................  22,358   2,566,251            1.1%
*   Allergan P.L.C................................   6,107   1,883,826            0.8%
    Anthem, Inc...................................  16,612   2,311,560            1.0%
*   Boston Scientific Corp........................  65,423   1,195,933            0.5%
*   Express Scripts Holding Co....................  33,753   2,915,584            1.3%
    Humana, Inc...................................   7,894   1,410,105            0.6%
    Pfizer, Inc................................... 231,528   7,830,277            3.4%
    Thermo Fisher Scientific, Inc.................  16,111   2,106,997            0.9%
    Other Securities..............................           4,673,782            2.0%
                                                           -----------           -----
Total Health Care.................................          26,894,315           11.6%
                                                           -----------           -----

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                           Shares      Value+    of Net Assets**
                                                           ------      ------    ---------------
Industrials -- (11.9%)
      CSX Corp...........................................    59,904 $  1,616,809            0.7%
      FedEx Corp.........................................     9,291    1,449,861            0.6%
      General Electric Co................................   210,282    6,081,355            2.6%
      Norfolk Southern Corp..............................    17,791    1,423,814            0.6%
      Republic Services, Inc.............................    26,786    1,171,620            0.5%
      Southwest Airlines Co..............................    43,565    2,016,624            0.9%
      Stanley Black & Decker, Inc........................    13,721    1,454,152            0.6%
      Union Pacific Corp.................................    19,784    1,767,700            0.8%
      Other Securities...................................             12,093,504            5.2%
                                                                    ------------          ------
Total Industrials........................................             29,075,439           12.5%
                                                                    ------------          ------
Information Technology -- (10.6%)
#     Activision Blizzard, Inc...........................    35,260    1,225,638            0.5%
      Cisco Systems, Inc.................................   168,217    4,853,060            2.1%
      EMC Corp...........................................    59,307    1,555,029            0.7%
      Fidelity National Information Services, Inc........    17,792    1,297,393            0.6%
      HP, Inc............................................   106,724    2,877,279            1.2%
      Intel Corp.........................................   138,887    4,702,714            2.0%
      Other Securities...................................              9,346,037            4.0%
                                                                    ------------          ------
Total Information Technology.............................             25,857,150           11.1%
                                                                    ------------          ------
Materials -- (3.3%)
      Other Securities...................................              8,179,369            3.5%
                                                                    ------------          ------
Telecommunication Services -- (4.5%)
      AT&T, Inc..........................................   263,916    8,843,825            3.8%
      Other Securities...................................              2,222,930            1.0%
                                                                    ------------          ------
Total Telecommunication Services.........................             11,066,755            4.8%
                                                                    ------------          ------
Utilities -- (0.4%)
      Other Securities...................................                930,976            0.4%
                                                                    ------------          ------
TOTAL COMMON STOCKS......................................            232,349,922           99.9%
                                                                    ------------          ------

TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional Liquid Reserves, 0.140%.   344,941      344,941            0.1%
                                                                    ------------          ------
SECURITIES LENDING COLLATERAL -- (4.9%)
(S)@  DFA Short Term Investment Fund..................... 1,017,614   11,773,798            5.1%
                                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $194,521,290)..................................             $244,468,661          105.1%
                                                                    ============          ======

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1      Level 2   Level 3    Total
                                 ------------ ----------- ------- ------------
  Common Stocks
    Consumer Discretionary...... $ 32,640,059          --   --    $ 32,640,059
    Consumer Staples............   11,292,019          --   --      11,292,019
    Energy......................   37,723,698          --   --      37,723,698
    Financials..................   48,690,142          --   --      48,690,142
    Health Care.................   26,894,315          --   --      26,894,315
    Industrials.................   29,075,439          --   --      29,075,439
    Information Technology......   25,857,150          --   --      25,857,150
    Materials...................    8,179,369          --   --       8,179,369
    Telecommunication Services..   11,066,755          --   --      11,066,755
    Utilities...................      930,976          --   --         930,976
  Temporary Cash Investments....      344,941          --   --         344,941
  Securities Lending Collateral.           -- $11,773,798   --      11,773,798
                                 ------------ -----------   --    ------------
  TOTAL......................... $232,694,863 $11,773,798   --    $244,468,661
                                 ============ ===========   ==    ============


                See accompanying Notes to Financial Statements.

                       VA INTERNATIONAL VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                               Percentage
                                         Shares    Value++   of Net Assets**
                                         ------    -------   ---------------
   COMMON STOCKS -- (96.6%)
   AUSTRALIA -- (5.4%)
       BHP Billiton, Ltd................ 136,342 $ 2,236,109            1.4%
       Macquarie Group, Ltd.............  11,158     675,594            0.4%
       Woodside Petroleum, Ltd..........  45,160     947,139            0.6%
       Other Securities.................           4,707,322            3.1%
                                                 -----------            ----
   TOTAL AUSTRALIA......................           8,566,164            5.5%
                                                 -----------            ----

   AUSTRIA -- (0.1%)
       Other Securities.................             185,255            0.1%
                                                 -----------            ----

   BELGIUM -- (1.4%)
       Other Securities.................           2,155,807            1.4%
                                                 -----------            ----

   CANADA -- (8.0%)
       Bank of Montreal.................  20,714   1,203,276            0.8%
       Canadian Natural Resources, Ltd..  57,482   1,334,732            0.9%
       Suncor Energy, Inc.(867224107)...  35,374   1,051,669            0.7%
       Suncor Energy, Inc.(B3NB1P2).....  44,654   1,328,760            0.9%
       Other Securities.................           7,849,155            4.9%
                                                 -----------            ----
   TOTAL CANADA.........................          12,767,592            8.2%
                                                 -----------            ----

   DENMARK -- (1.7%)
       Other Securities.................           2,621,766            1.7%
                                                 -----------            ----

   FINLAND -- (0.6%)
       Other Securities.................             928,194            0.6%
                                                 -----------            ----

   FRANCE -- (8.8%)
       AXA SA...........................  58,284   1,555,490            1.0%
       BNP Paribas SA...................  15,671     949,619            0.6%
   #   Cie de Saint-Gobain..............  28,826   1,206,686            0.8%
       Engie SA.........................  57,047     998,368            0.7%
       Orange SA........................  83,508   1,472,387            1.0%
       Renault SA.......................  13,073   1,231,792            0.8%
       Societe Generale SA..............  29,581   1,373,836            0.9%
   #   Total SA.........................  49,013   2,370,211            1.5%
       Other Securities.................           2,809,224            1.7%
                                                 -----------            ----
   TOTAL FRANCE.........................          13,967,613            9.0%
                                                 -----------            ----

   GERMANY -- (7.7%)
       Allianz SE.......................  12,806   2,241,917            1.5%
       Bayerische Motoren Werke AG......  13,666   1,399,786            0.9%
       Daimler AG.......................  35,257   3,057,266            2.0%
       RWE AG...........................  60,150     835,920            0.5%
       Other Securities.................           4,748,779            3.0%
                                                 -----------            ----
   TOTAL GERMANY........................          12,283,668            7.9%
                                                 -----------            ----

   HONG KONG -- (2.4%)
       Other Securities.................           3,779,098            2.4%
                                                 -----------            ----

   IRELAND -- (0.2%)
       Other Securities.................             369,234            0.2%
                                                 -----------            ----

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                  Percentage
                                            Shares    Value++   of Net Assets**
                                            ------    -------   ---------------
 ISRAEL -- (0.6%)
     Other Securities......................         $   953,549            0.6%
                                                    -----------           -----

 ITALY -- (1.8%)
     Eni SpA...............................  57,031     931,330            0.6%
     UniCredit SpA......................... 182,300   1,177,123            0.8%
     Other Securities......................             763,633            0.5%
                                                    -----------           -----
 TOTAL ITALY...............................           2,872,086            1.9%
                                                    -----------           -----

 JAPAN -- (21.0%)
 #   Hitachi, Ltd.......................... 164,000     946,081            0.6%
     Honda Motor Co., Ltd..................  56,200   1,859,120            1.2%
     ITOCHU Corp...........................  54,600     683,209            0.4%
     Mitsubishi UFJ Financial Group, Inc... 360,700   2,332,838            1.5%
     Mizuho Financial Group, Inc........... 863,500   1,778,676            1.1%
     Nissan Motor Co., Ltd.................  89,500     927,777            0.6%
     Sumitomo Mitsui Financial Group, Inc..  46,800   1,867,023            1.2%
     Other Securities......................          22,965,490           14.9%
                                                    -----------           -----
 TOTAL JAPAN...............................          33,360,214           21.5%
                                                    -----------           -----

 NETHERLANDS -- (2.7%)
     ING Groep NV..........................  95,778   1,399,033            0.9%
     Other Securities......................           2,827,443            1.8%
                                                    -----------           -----
 TOTAL NETHERLANDS.........................           4,226,476            2.7%
                                                    -----------           -----

 NEW ZEALAND -- (0.1%)
     Other Securities......................              97,985            0.1%
                                                    -----------           -----

 NORWAY -- (0.6%)
     Other Securities......................             949,915            0.6%
                                                    -----------           -----

 PORTUGAL -- (0.0%)
     Other Securities......................                  --            0.0%
                                                    -----------           -----

 SINGAPORE -- (1.0%)
     Other Securities......................           1,624,024            1.1%
                                                    -----------           -----

 SPAIN -- (3.2%)
     Banco Santander SA.................... 369,822   2,065,897            1.3%
     Iberdrola SA.......................... 247,528   1,765,157            1.2%
     Other Securities......................           1,235,874            0.8%
                                                    -----------           -----
 TOTAL SPAIN...............................           5,066,928            3.3%
                                                    -----------           -----

 SWEDEN -- (3.1%)
     Svenska Cellulosa AB SCA Class B......  37,150   1,094,215            0.7%
     Other Securities......................           3,800,181            2.5%
                                                    -----------           -----
 TOTAL SWEDEN..............................           4,894,396            3.2%
                                                    -----------           -----

 SWITZERLAND -- (9.2%)
     ABB, Ltd..............................  95,921   1,809,617            1.2%
     Adecco SA.............................  10,508     781,115            0.5%
     Cie Financiere Richemont SA...........  20,167   1,729,271            1.1%
     Credit Suisse Group AG................  36,231     903,645            0.6%
     LafargeHolcim, Ltd....................  12,033     677,635            0.4%
     Swatch Group AG (The).................   2,051     800,997            0.5%
     Swiss Re AG...........................  17,407   1,615,905            1.0%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                 Percentage
                                                         Shares     Value++    of Net Assets**
                                                         ------     -------    ---------------
SWITZERLAND -- (Continued)
      UBS Group AG.....................................    45,288 $    904,511            0.6%
      Zurich Insurance Group AG........................     6,382    1,684,209            1.1%
      Other Securities.................................              3,752,248            2.4%
                                                                  ------------          ------
TOTAL SWITZERLAND......................................             14,659,153            9.4%
                                                                  ------------          ------

UNITED KINGDOM -- (17.0%)
      Barclays P.L.C. Sponsored ADR....................   142,623    2,029,525            1.3%
      BP P.L.C. Sponsored ADR..........................   153,763    5,489,339            3.5%
      HSBC Holdings P.L.C. Sponsored ADR...............   114,039    4,455,504            2.9%
      Royal Dutch Shell P.L.C. Sponsored ADR (Class A).    49,456    2,594,462            1.7%
      Royal Dutch Shell P.L.C. Sponsored ADR (Class B).    39,328    2,072,192            1.3%
      Standard Chartered P.L.C.........................    91,093    1,011,190            0.6%
      Vodafone Group P.L.C............................. 1,463,266    4,815,508            3.1%
      Vodafone Group P.L.C. Sponsored ADR..............    22,008      725,598            0.5%
      Other Securities.................................              3,697,493            2.4%
                                                                  ------------          ------
TOTAL UNITED KINGDOM...................................             26,890,811           17.3%
                                                                  ------------          ------
TOTAL COMMON STOCKS....................................            153,219,928           98.7%
                                                                  ------------          ------

PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
      Volkswagen AG....................................     5,931      711,928            0.4%
      Other Securities.................................                244,918            0.2%
                                                                  ------------          ------
TOTAL GERMANY..........................................                956,846            0.6%
                                                                  ------------          ------
TOTAL PREFERRED STOCKS.................................                956,846            0.6%
                                                                  ------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities.................................                     --            0.0%
                                                                  ------------          ------

SPAIN -- (0.0%)
      Other Securities.................................                 20,334            0.0%
                                                                  ------------          ------
TOTAL RIGHTS/WARRANTS..................................                 20,334            0.0%
                                                                  ------------          ------
TOTAL INVESTMENT SECURITIES............................            154,197,108
                                                                  ------------

                                                                    Value+
                                                           -        ------
SECURITIES LENDING COLLATERAL -- (2.8%)
(S)@  DFA Short Term Investment Fund...................   377,367    4,366,133            2.8%
                                                                  ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $176,589,062)................................             $158,563,241          102.1%
                                                                  ============          ======

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1     Level 2    Level 3    Total
                                 ----------- ------------ ------- ------------
  Common Stocks
    Australia................... $    41,935 $  8,524,229   --    $  8,566,164
    Austria.....................          --      185,255   --         185,255
    Belgium.....................          --    2,155,807   --       2,155,807
    Canada......................  12,767,592           --   --      12,767,592
    Denmark.....................          --    2,621,766   --       2,621,766
    Finland.....................          --      928,194   --         928,194
    France......................          --   13,967,613   --      13,967,613
    Germany.....................   1,160,236   11,123,432   --      12,283,668
    Hong Kong...................          --    3,779,098   --       3,779,098
    Ireland.....................     175,133      194,101   --         369,234
    Israel......................     223,087      730,462   --         953,549
    Italy.......................     291,900    2,580,186   --       2,872,086
    Japan.......................      42,682   33,317,532   --      33,360,214
    Netherlands.................     788,127    3,438,349   --       4,226,476
    New Zealand.................          --       97,985   --          97,985
    Norway......................      95,290      854,625   --         949,915
    Portugal....................          --           --   --              --
    Singapore...................          --    1,624,024   --       1,624,024
    Spain.......................          --    5,066,928   --       5,066,928
    Sweden......................     263,107    4,631,289   --       4,894,396
    Switzerland.................     238,030   14,421,123   --      14,659,153
    United Kingdom..............  17,752,732    9,138,079   --      26,890,811
  Preferred Stocks
    Germany.....................          --      956,846   --         956,846
  Rights/Warrants
    Australia...................          --           --   --              --
    Spain.......................          --       20,334   --          20,334
  Securities Lending Collateral.          --    4,366,133   --       4,366,133
                                 ----------- ------------   --    ------------
  TOTAL......................... $33,839,851 $124,723,390   --    $158,563,241
                                 =========== ============   ==    ============


                See accompanying Notes to Financial Statements.

                       VA INTERNATIONAL SMALL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                           Percentage
                                       Shares  Value++   of Net Assets**
                                       ------  -------   ---------------
        COMMON STOCKS -- (91.0%)
        AUSTRALIA -- (5.5%)
            Other Securities..........        $7,583,068            5.9%
                                              ----------            ----
        AUSTRIA -- (1.0%)
            Other Securities..........         1,445,234            1.1%
                                              ----------            ----
        BELGIUM -- (1.6%)
            Ackermans & van Haaren NV.  1,790    272,394            0.2%
            Umicore SA................  6,669    283,153            0.2%
            Other Securities..........         1,701,323            1.4%
                                              ----------            ----
        TOTAL BELGIUM.................         2,256,870            1.8%
                                              ----------            ----
        CANADA -- (6.9%)
            Other Securities..........         9,508,032            7.5%
                                              ----------            ----
        CHINA -- (0.0%)
            Other Securities..........            26,612            0.0%
                                              ----------            ----
        DENMARK -- (1.6%)
        *   Genmab A.S................  2,467    243,445            0.2%
            Other Securities..........         2,032,900            1.6%
                                              ----------            ----
        TOTAL DENMARK.................         2,276,345            1.8%
                                              ----------            ----
        FINLAND -- (2.4%)
            Amer Sports Oyj...........  9,341    262,161            0.2%
            Elisa Oyj.................  9,007    339,350            0.3%
            Huhtamaki Oyj.............  7,365    259,832            0.2%
            Nokian Renkaat Oyj........  6,746    254,503            0.2%
            Other Securities..........         2,184,063            1.7%
                                              ----------            ----
        TOTAL FINLAND.................         3,299,909            2.6%
                                              ----------            ----
        FRANCE -- (4.2%)
            Arkema SA.................  3,373    246,494            0.2%
            Lagardere SCA.............  8,092    235,440            0.2%
            Teleperformance...........  3,757    294,853            0.2%
            Other Securities..........         5,101,827            4.0%
                                              ----------            ----
        TOTAL FRANCE..................         5,878,614            4.6%
                                              ----------            ----
        GERMANY -- (5.7%)
            Freenet AG................  8,771    295,878            0.2%
        #   Lanxess AG................  6,091    326,860            0.3%
            LEG Immobilien AG.........  3,727    297,136            0.2%
            MTU Aero Engines AG.......  2,855    264,112            0.2%
            Osram Licht AG............  4,218    247,867            0.2%
            Other Securities..........         6,436,600            5.1%
                                              ----------            ----
        TOTAL GERMANY.................         7,868,453            6.2%
                                              ----------            ----
        HONG KONG -- (3.1%)
            Other Securities..........         4,266,451            3.3%
                                              ----------            ----
        IRELAND -- (0.6%)
            Other Securities..........           782,961            0.6%
                                              ----------            ----
        ISRAEL -- (0.7%)
            Other Securities..........           986,268            0.8%
                                              ----------            ----

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                          Percentage
                                                    Shares    Value++   of Net Assets**
                                                    ------    -------   ---------------
ITALY -- (3.8%)
    Banca Popolare dell'Emilia Romagna SC..........  32,811 $   264,788            0.2%
    Banca Popolare di Milano Scarl................. 298,865     280,430            0.2%
*   Banco Popolare SC..............................  17,046     254,726            0.2%
    Mediaset SpA...................................  45,867     232,803            0.2%
    Prysmian SpA...................................  12,247     264,478            0.2%
    Other Securities...............................           3,965,659            3.1%
                                                            -----------           -----
TOTAL ITALY........................................           5,262,884            4.1%
                                                            -----------           -----
JAPAN -- (20.6%)
    Other Securities...............................          28,669,661           22.4%
                                                            -----------           -----
NETHERLANDS -- (1.9%)
    TNT Express NV.................................  27,007     226,940            0.2%
    Other Securities...............................           2,394,051            1.9%
                                                            -----------           -----
TOTAL NETHERLANDS..................................           2,620,991            2.1%
                                                            -----------           -----
NEW ZEALAND -- (1.2%)
    Other Securities...............................           1,682,703            1.3%
                                                            -----------           -----
NORWAY -- (0.9%)
    Other Securities...............................           1,191,529            0.9%
                                                            -----------           -----
PORTUGAL -- (0.5%)
    Other Securities...............................             651,064            0.5%
                                                            -----------           -----
SINGAPORE -- (1.3%)
    Other Securities...............................           1,768,600            1.4%
                                                            -----------           -----
SPAIN -- (2.0%)
    Distribuidora Internacional de Alimentacion SA.  35,836     227,687            0.2%
    Other Securities...............................           2,588,103            2.0%
                                                            -----------           -----
TOTAL SPAIN........................................           2,815,790            2.2%
                                                            -----------           -----
SWEDEN -- (3.1%)
    Other Securities...............................           4,341,953            3.4%
                                                            -----------           -----
SWITZERLAND -- (4.8%)
    Clariant AG....................................  13,904     255,672            0.2%
    Helvetia Holding AG............................     478     250,004            0.2%
    Swiss Prime Site AG............................   3,386     258,701            0.2%
    Other Securities...............................           5,961,039            4.7%
                                                            -----------           -----
TOTAL SWITZERLAND..................................           6,725,416            5.3%
                                                            -----------           -----
UNITED KINGDOM -- (17.6%)
    Amlin P.L.C....................................  23,661     240,088            0.2%
    Bellway P.L.C..................................  10,350     413,408            0.3%
    Berkeley Group Holdings P.L.C..................   4,393     224,212            0.2%
    Booker Group P.L.C.............................  79,780     228,501            0.2%
    Bovis Homes Group P.L.C........................  15,605     246,145            0.2%
    Close Brothers Group P.L.C.....................  12,747     287,219            0.2%
    Cobham P.L.C...................................  61,105     260,893            0.2%
    DCC P.L.C......................................   6,999     561,058            0.4%
    DS Smith P.L.C.................................  75,229     448,238            0.4%
    Greene King P.L.C..............................  18,145     224,472            0.2%
    Halma P.L.C....................................  26,320     309,381            0.2%
    Henderson Group P.L.C..........................  72,990     321,729            0.3%
    Hiscox, Ltd....................................  17,329     257,700            0.2%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                             Percentage
                                       Shares   Value++    of Net Assets**
                                       ------   -------    ---------------
      UNITED KINGDOM -- (Continued)
          Howden Joinery Group P.L.C.. 42,954 $    306,362            0.2%
          ICAP P.L.C.................. 34,293      232,138            0.2%
          Inchcape P.L.C.............. 25,389      312,245            0.2%
          Informa P.L.C............... 26,210      229,216            0.2%
          Man Group P.L.C............. 98,644      253,187            0.2%
          Pace P.L.C.................. 41,575      238,247            0.2%
          Pennon Group P.L.C.......... 23,088      288,089            0.2%
          Rentokil Initial P.L.C...... 94,387      224,517            0.2%
          Rightmove P.L.C.............  6,175      364,704            0.3%
          Rotork P.L.C................ 85,396      246,690            0.2%
          Spectris P.L.C..............  9,134      234,262            0.2%
          William Hill P.L.C.......... 53,746      262,241            0.2%
          Other Securities............          17,233,722           13.4%
                                              ------------           -----
      TOTAL UNITED KINGDOM............          24,448,664           19.1%
                                              ------------           -----
      UNITED STATES -- (0.0%)
          Other Securities............               6,890            0.0%
                                              ------------           -----
      TOTAL COMMON STOCKS.............         126,364,962           98.9%
                                              ------------           -----

      PREFERRED STOCKS -- (0.3%)
      GERMANY -- (0.3%)
          Other Securities............             418,195            0.3%
                                              ------------           -----
      ITALY -- (0.0%)
          Other Securities............                   1            0.0%
                                              ------------           -----
      UNITED KINGDOM -- (0.0%)
          Other Securities............                 190            0.0%
                                              ------------           -----
      TOTAL PREFERRED STOCKS..........             418,386            0.3%
                                              ------------           -----

      RIGHTS/WARRANTS -- (0.0%)
      AUSTRALIA -- (0.0%)
          Other Securities............                  --            0.0%
                                              ------------           -----
      AUSTRIA -- (0.0%)
          Other Securities............                  --            0.0%
                                              ------------           -----
      FRANCE -- (0.0%)
          Other Securities............               4,432            0.0%
                                              ------------           -----
      HONG KONG -- (0.0%)
          Other Securities............                 702            0.0%
                                              ------------           -----
      ITALY -- (0.0%)
          Other Securities............                  --            0.0%
                                              ------------           -----
      SPAIN -- (0.0%)
          Other Securities............                 626            0.0%
                                              ------------           -----
      UNITED KINGDOM -- (0.0%)
          Other Securities............               2,539            0.0%
                                              ------------           -----
      TOTAL RIGHTS/WARRANTS...........               8,299            0.0%
                                              ------------           -----
      TOTAL INVESTMENT SECURITIES.....         126,791,647
                                              ------------

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                   Percentage
                                           Shares      Value+    of Net Assets**
                                           ------      ------    ---------------
  SECURITIES LENDING COLLATERAL -- (8.7%)
  (S)@   DFA Short Term Investment Fund.. 1,043,051 $ 12,068,099            9.4%
                                                    ------------          ------
  TOTAL INVESTMENTS -- (100.0%)
    (Cost $140,667,417)................             $138,859,746          108.6%
                                                    ============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 --------------------------------------------
                                  Level 1     Level 2    Level 3    Total
                                 ---------- ------------ ------- ------------
  Common Stocks
    Australia................... $   73,344 $  7,509,724   --    $  7,583,068
    Austria.....................         --    1,445,234   --       1,445,234
    Belgium.....................         --    2,256,870   --       2,256,870
    Canada......................  9,507,951           81   --       9,508,032
    China.......................         --       26,612   --          26,612
    Denmark.....................         --    2,276,345   --       2,276,345
    Finland.....................         --    3,299,909   --       3,299,909
    France......................         --    5,878,614   --       5,878,614
    Germany.....................         --    7,868,453   --       7,868,453
    Hong Kong...................      2,795    4,263,656   --       4,266,451
    Ireland.....................         --      782,961   --         782,961
    Israel......................      9,495      976,773   --         986,268
    Italy.......................         --    5,262,884   --       5,262,884
    Japan.......................    183,108   28,486,553   --      28,669,661
    Netherlands.................         --    2,620,991   --       2,620,991
    New Zealand.................         --    1,682,703   --       1,682,703
    Norway......................         --    1,191,529   --       1,191,529
    Portugal....................         --      651,064   --         651,064
    Singapore...................         --    1,768,600   --       1,768,600
    Spain.......................         --    2,815,790   --       2,815,790
    Sweden......................         --    4,341,953   --       4,341,953
    Switzerland.................         --    6,725,416   --       6,725,416
    United Kingdom..............      9,308   24,439,356   --      24,448,664
    United States...............      6,853           37   --           6,890
  Preferred Stocks
    Germany.....................         --      418,195   --         418,195
    Italy.......................         --            1   --               1
    United Kingdom..............         --          190   --             190
  Rights/Warrants
    Australia...................         --           --   --              --
    Austria.....................         --           --   --              --
    France......................         --        4,432   --           4,432
    Hong Kong...................         --          702   --             702
    Italy.......................         --           --   --              --
    Spain.......................         --          626   --             626
    United Kingdom..............         --        2,539   --           2,539
  Securities Lending Collateral.         --   12,068,099   --      12,068,099
                                 ---------- ------------   --    ------------
  TOTAL......................... $9,792,854 $129,066,892   --    $138,859,746
                                 ========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                         VA SHORT-TERM FIXED PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                    Face
                                                   Amount   Value+
                                                   ------   ------
                                                   (000)
AGENCY OBLIGATIONS -- (7.5%)
Federal Home Loan Bank
     0.500%, 10/17/16............................. $1,000 $ 1,000,290
     1.625%, 12/09/16.............................  1,700   1,719,118
     1.000%, 06/09/17.............................    700     703,263
     1.000%, 06/21/17.............................    500     502,434
     0.750%, 08/28/17.............................  2,300   2,299,818
Federal Home Loan Mortgage Corporation
     0.500%, 01/27/17.............................  1,000     999,191
     0.750%, 07/14/17.............................    500     500,108
     1.000%, 07/28/17.............................  1,900   1,905,903
     1.000%, 09/29/17.............................  1,000   1,004,319
Federal National Mortgage Association
     5.000%, 02/13/17.............................  1,000   1,056,184
     5.000%, 05/11/17.............................    800     852,457
     1.000%, 09/27/17.............................  1,500   1,506,168
                                                          -----------
TOTAL AGENCY OBLIGATIONS..........................         14,049,253
                                                          -----------

BONDS -- (68.6%)
3M Co.
     1.000%, 06/26/17.............................  1,000   1,003,854
Agence Francaise de Developpement
     1.125%, 10/03/16.............................  1,000   1,004,150
Alberta, Province of Canada
     1.000%, 06/21/17.............................  1,332   1,334,358
ANZ New Zealand Int'l, Ltd.
     1.400%, 04/27/17.............................    900     899,728
Apple, Inc.
#    1.050%, 05/05/17.............................    500     501,711
     0.900%, 05/12/17.............................  2,800   2,806,742
Asian Development Bank
     5.250%, 06/12/17.............................  1,500   1,605,451
Australia & New Zealand Banking Group, Ltd.
     1.250%, 01/10/17.............................  1,500   1,504,903
Australia & New Zealand Banking Group, Ltd.
 Floating Rate Note
(r)  0.701%, 01/10/17.............................  1,800   1,801,406
(r)  0.701%, 01/10/17.............................  1,000   1,000,763
Bank Nederlandse Gemeenten NV
     1.125%, 09/12/16.............................    600     602,460
     0.625%, 09/15/16.............................  2,400   2,399,280
     5.125%, 10/05/16.............................    200     208,124
     0.875%, 02/21/17.............................  1,896   1,897,816
     1.375%, 09/27/17.............................    250     251,782
Bank of Montreal
     1.300%, 07/15/16.............................  2,000   2,008,716
     0.626%, 06/16/17.............................  1,000     998,017
(r)  0.809%, 09/01/17.............................  1,300   1,299,531
     1.400%, 09/11/17.............................  1,200   1,201,500

                                                    Face
                                                   Amount   Value+
                                                   ------   ------
                                                   (000)
Bank of Nova Scotia (The)
     1.375%, 07/15/16............................. $2,240 $2,251,175
     1.300%, 07/21/17.............................    500    499,644
Bank of Nova Scotia (The) Floating Rate Note
(r)  0.631%, 04/11/17.............................  2,010  2,006,478
Berkshire Hathaway Finance Corp.
     1.600%, 05/15/17.............................    500    505,162
Berkshire Hathaway Finance Corp. Floating Rate
 Note
(r)  0.471%, 01/10/17.............................    902    901,748
(r)  0.491%, 01/13/17.............................  3,500  3,499,877
Berkshire Hathaway, Inc.
     2.200%, 08/15/16.............................    323    327,313
Caisse des Depots et Consignations
     0.875%, 11/07/16.............................  1,200  1,202,196
Canada Government International Bond
     0.875%, 02/14/17.............................    500    501,024
Chevron Corp. Floating Rate Note
(r)  0.429%, 02/22/17.............................  1,300  1,298,992
Cisco Systems, Inc.
     3.150%, 03/14/17.............................    500    515,940
Coca-Cola Co. (The)
     0.875%, 10/27/17.............................    600    599,180
Commonwealth Bank of Australia
     1.900%, 09/18/17.............................    500    504,957
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA Floating Rate Note
(r)  0.609%, 11/23/16.............................    900    900,001
Denmark Government International Bond
     0.875%, 03/20/17.............................    500    502,189
Development Bank of Japan, Inc.
     1.625%, 10/05/16.............................  2,000  2,013,808
     5.125%, 02/01/17.............................  1,000  1,051,624
     5.125%, 02/01/17.............................    500    525,871
     1.500%, 03/13/17.............................    500    503,285
Erste Abwicklungsanstalt
     1.000%, 02/27/17.............................  3,400  3,407,528
European Bank for Reconstruction & Development
     1.375%, 10/20/16.............................    500    504,952
     1.000%, 02/16/17.............................  1,857  1,866,967
European Investment Bank
     1.125%, 12/15/16.............................  1,000  1,004,713
     3.125%, 12/15/16.............................    300    308,154
     1.750%, 03/15/17.............................  2,800  2,838,539
     5.125%, 05/30/17.............................    500    533,455
     1.000%, 08/17/17.............................    400    400,755
Export Development Canada
     0.625%, 04/27/17.............................    500    499,086

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED

                                                    Face
                                                   Amount   Value+
                                                   ------   ------
                                                   (000)
Exxon Mobil Corp.
     0.921%, 03/15/17............................. $1,000 $1,003,214
FMS Wertmanagement AoeR
     0.625%, 01/30/17.............................  1,000    998,843
     1.125%, 09/05/17.............................  2,400  2,408,818
GE Capital International Funding Co.
     0.964%, 04/15/16.............................  5,476  5,474,921
International Bank for Reconstruction &
 Development
     0.625%, 05/02/17.............................  1,000    994,938
International Business Machines Corp.
     5.700%, 09/14/17.............................  1,667  1,807,661
Japan Bank for International Cooperation
     1.125%, 07/19/17.............................  2,000  2,001,668
Japan Finance Organization for Municipalities
     1.500%, 09/12/17.............................  1,000  1,002,708
KFW
     0.750%, 03/17/17.............................  4,300  4,298,134
     0.875%, 09/05/17.............................  1,000    999,508
Kommunalbanken A.S.
     0.875%, 10/03/16.............................  1,000  1,001,843
     1.375%, 06/08/17.............................    500    503,851
Kommuninvest I Sverige AB
     1.625%, 02/13/17.............................  1,000  1,010,724
     1.000%, 04/11/17.............................  1,000  1,002,420
     1.000%, 10/24/17.............................    700    699,838
Landeskreditbank Baden- Wuerttemberg Foerderbank
     0.625%, 01/26/17.............................    800    799,134
     0.875%, 03/20/17.............................  1,000  1,001,275
     0.875%, 04/10/17.............................  1,400  1,401,347
     1.625%, 04/25/17.............................  1,137  1,150,489
Manitoba, Province of Canada
     4.900%, 12/06/16.............................  1,000  1,045,440
Merck & Co., Inc. Floating Rate Note
(r)  0.436%, 02/10/17.............................  1,600  1,599,069
Municipality Finance P.L.C.
     1.250%, 09/12/16.............................    500    502,729
National Australia Bank, Ltd.
#    1.300%, 07/25/16.............................    500    502,494
     1.250%, 03/17/17.............................  1,000  1,001,553
#    1.300%, 06/30/17.............................    394    393,554
National Australia Bank, Ltd. Floating Rate Note
(r)  0.870%, 07/25/16.............................    500    501,189
(r)  0.759%, 12/02/16.............................    500    501,022
(r)  0.704%, 03/17/17.............................  1,000    999,747
Nestle Holdings, Inc.
     1.375%, 06/21/17.............................  2,008  2,015,217
Netherlands Government Bond
     1.000%, 02/24/17.............................    500    501,938

                                                    Face
                                                   Amount    Value+
                                                   ------    ------
                                                   (000)
Nordea Bank AB
     3.125%, 03/20/17............................. $1,570 $  1,610,313
Nordea Bank Finland P.L.C.
     0.594%, 02/13/17.............................  2,500    2,499,635
Nordea Bank Finland P.L.C. Floating Rate Note
(r)  0.516%, 06/13/16.............................  1,300    1,300,019
Nordic Investment Bank
     1.000%, 03/07/17.............................    300      301,109
NRW Bank
     1.000%, 05/22/17.............................    500      500,600
Oesterreichische Kontrollbank AG
     0.750%, 12/15/16.............................  2,120    2,121,539
     0.750%, 05/19/17.............................  2,000    1,997,452
Ontario, Province of Canada
     1.600%, 09/21/16.............................  1,000    1,007,717
     1.100%, 10/25/17.............................    500      499,396
Pfizer, Inc.
#    1.100%, 05/15/17.............................    800      802,537
Royal Bank of Canada
     1.200%, 01/23/17.............................  1,600    1,604,810
     1.000%, 04/27/17.............................    400      399,131
#    1.250%, 06/16/17.............................    800      800,695
Royal Bank of Canada Floating Rate Note
(r)  0.594%, 02/03/17.............................  1,500    1,498,680
Shell International Finance BV
#    1.125%, 08/21/17.............................  1,500    1,502,661
Statoil ASA
     3.125%, 08/17/17.............................    300      310,539
Svensk Exportkredit AB
     5.125%, 03/01/17.............................  1,961    2,072,336
Svenska Handelsbanken AB
     0.501%, 08/17/16.............................    500      500,104
     2.875%, 04/04/17.............................    600      611,262
Svenska Handelsbanken AB Floating Rate Note
(r)  0.796%, 09/23/16.............................  2,900    2,905,812
Toronto-Dominion Bank (The)
     2.500%, 07/14/16.............................    400      405,308
     1.500%, 09/09/16.............................  1,000    1,007,596
     1.125%, 05/02/17.............................    400      399,986
Toronto-Dominion Bank (The) Floating Rate Note
(r)  0.587%, 01/06/17.............................  1,500    1,499,076
Total Capital International SA
     1.500%, 02/17/17.............................  1,225    1,232,120
     1.550%, 06/28/17.............................    300      302,440
Toyota Motor Credit Corp.
     1.750%, 05/22/17.............................  1,000    1,010,792
Toyota Motor Credit Corp. Floating Rate Note
(r)  0.426%, 09/23/16.............................  2,000    1,998,496
(r)  0.511%, 02/16/17.............................  2,000    1,998,918
                                                          ------------
TOTAL BONDS.......................................         129,631,270
                                                          ------------

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
U.S. TREASURY OBLIGATIONS -- (4.9%)
U.S. Treasury Notes
    0.500%, 01/31/17............................. $2,000 $1,999,244
    0.875%, 02/28/17.............................    600    602,563
    0.750%, 03/15/17.............................  1,000  1,002,357
    0.500%, 03/31/17.............................    400    399,588
    1.000%, 03/31/17.............................    500    502,877
    0.875%, 05/15/17.............................  2,000  2,007,474
    0.625%, 05/31/17.............................  1,000    999,714
    0.875%, 06/15/17.............................    800    803,021
    0.625%, 09/30/17.............................  1,000    997,988
                                                         ----------
TOTAL U.S. TREASURY OBLIGATIONS..................         9,314,826
                                                         ----------

COMMERCIAL PAPER -- (16.8%)
APPLE, Inc.
##  0.160%, 01/08/16.............................    800    799,684
##  0.150%, 01/15/16.............................  1,300  1,299,408
Bank of Nova Scotia (The)
    0.563%, 12/05/16.............................    700    699,879
Caisse des Depots et Consignations
##  0.290%, 11/16/15.............................  1,000    999,959
##  0.310%, 02/16/16.............................  1,000    999,120
Canada Government
    0.180%, 01/25/16.............................  1,000    999,647
Coca-Cola Co. (The)
##  0.230%, 11/05/15.............................    600    599,993
##  0.160%, 12/18/15.............................  1,000    999,816
CPPIB Capital, Inc.
##  0.230%, 12/14/15.............................    750    749,841
Erste Abwicklungsanstalt
##  0.300%, 11/19/15.............................  2,000  1,999,858
Google, Inc.
##  0.100%, 11/18/15.............................  3,000  2,999,905

                                                       Face
                                                      Amount      Value+
                                                      ------      ------
                                                      (000)
Microsoft Corp.
##    0.180%, 01/13/16............................. $    3,000 $  2,999,094
Nestle Capital Corp.
##    0.175%, 11/04/15.............................      2,000    1,999,979
Nestle Finance Int'l , Ltd.
      0.120%, 12/04/15.............................      1,000      999,902
Pfizer, Inc.
##    0.250%, 12/03/15.............................      3,000    2,999,779
PSP Capital, Inc.
##    0.220%, 01/21/16.............................      1,000      999,491
Sanofi
##    0.100%, 11/18/15.............................      3,000    2,999,905
Siemens Capital Co. LLC
##    0.210%, 12/28/15.............................        800      799,752
##    0.170%, 12/29/15.............................        900      899,715
Total Capital Canada, Ltd.
##    0.200%, 01/15/16.............................      3,000    2,998,633
##    0.217%, 01/15/16.............................      1,000      999,544
                                                               ------------
TOTAL COMMERCIAL PAPER.............................              31,842,904
                                                               ------------

                                                      Shares
                                                      ------
TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional Liquid Reserves,
       0.140%......................................  1,178,772    1,178,772
                                                               ------------

SECURITIES LENDING COLLATERAL -- (1.6%)
(S)@  DFA Short Term Investment Fund...............    256,723    2,970,285
                                                               ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $188,994,936)..............................             $188,987,310
                                                               ============

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 --------------------------------------------
                                  Level 1     Level 2    Level 3    Total
                                 ---------- ------------ ------- ------------
  Agency Obligations............         -- $ 14,049,253   --    $ 14,049,253
  Bonds.........................         --  129,631,270   --     129,631,270
  U.S. Treasury Obligations.....         --    9,314,826   --       9,314,826
  Commercial Paper..............         --   31,842,904   --      31,842,904
  Temporary Cash Investments.... $1,178,772           --   --       1,178,772
  Securities Lending Collateral.         --    2,970,285   --       2,970,285
                                 ---------- ------------   --    ------------
  TOTAL......................... $1,178,772 $187,808,538   --    $188,987,310
                                 ========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                           VA GLOBAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
BONDS -- (97.3%)
AUSTRALIA -- (9.7%)
Australia & New Zealand Banking Group, Ltd.
    2.250%, 06/13/19.............................  $4,838 $ 4,861,372
Commonwealth Bank of Australia
    2.500%, 09/20/18.............................     900     918,464
    2.250%, 03/13/19.............................   4,500   4,530,469
    2.300%, 09/06/19.............................     500     499,645
    2.300%, 03/12/20.............................     500     498,696
National Australia Bank, Ltd.
    2.300%, 07/25/18.............................   1,118   1,130,714
    2.250%, 07/01/19.............................     500     501,119
    2.400%, 12/09/19.............................   1,500   1,505,843
    2.625%, 07/23/20.............................   1,750   1,770,020
Westpac Banking Corp.
#   2.250%, 01/17/19.............................   4,800   4,834,411
#   2.300%, 05/26/20.............................   2,000   2,011,410
                                                          -----------
TOTAL AUSTRALIA..................................          23,062,163
                                                          -----------

CANADA -- (10.0%)
Alberta, Province of Canada
    1.750%, 08/26/20.............................   2,000   1,995,296
Bank of Nova Scotia (The)
    2.050%, 06/05/19.............................   4,000   3,998,184
Ontario, Province of Canada
    4.000%, 10/07/19.............................   1,600   1,729,810
    4.400%, 04/14/20.............................     500     552,189
    1.875%, 05/21/20.............................   2,500   2,495,435
Quebec, Province of Canada
#   3.500%, 07/29/20.............................   1,000   1,066,639
Royal Bank of Canada
    2.200%, 07/27/18.............................   1,906   1,934,095
    2.150%, 03/15/19.............................   1,000   1,005,987
    2.150%, 03/06/20.............................   3,094   3,084,600
    2.350%, 10/30/20.............................     600     597,821
Toronto-Dominion Bank (The)
    2.625%, 09/10/18.............................   1,500   1,540,565
    2.125%, 07/02/19.............................   3,000   3,009,228
    2.250%, 11/05/19.............................   1,000   1,006,900
                                                          -----------
TOTAL CANADA.....................................          24,016,749
                                                          -----------

FINLAND -- (0.2%)
Municipality Finance P.L.C.
    1.750%, 05/21/19.............................     500     504,901
                                                          -----------

FRANCE -- (5.7%)
Agence Francaise de Developpement
    1.625%, 01/21/20.............................   5,600   5,566,103
Dexia Credit Local SA
    2.250%, 01/30/19.............................   2,000   2,030,742
Total Capital International SA
    2.125%, 01/10/19.............................   1,000   1,014,482
    2.100%, 06/19/19.............................   2,650   2,683,865

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
FRANCE -- (Continued)
Total Capital SA
    2.125%, 08/10/18.............................  $1,300 $ 1,322,291
    4.450%, 06/24/20.............................   1,000   1,098,495
                                                          -----------
TOTAL FRANCE.....................................          13,715,978
                                                          -----------

GERMANY -- (5.2%)
KFW
    1.500%, 04/20/20.............................   4,500   4,469,742
NRW Bank
    1.875%, 07/01/19.............................   1,700   1,714,214
    2.000%, 09/23/19.............................   3,200   3,239,174
State of North Rhine-Westphalia
    1.625%, 01/22/20.............................   3,000   2,987,340
                                                          -----------
TOTAL GERMANY....................................          12,410,470
                                                          -----------

IRELAND -- (3.0%)
GE Capital International Funding Co.
    0.964%, 04/15/16.............................   7,257   7,255,570
                                                          -----------

JAPAN -- (3.9%)
Development Bank of Japan, Inc.
    1.625%, 09/25/19.............................   1,000     994,124
Japan Bank for International Cooperation
    1.750%, 07/31/18.............................   4,000   4,034,264
    1.750%, 05/29/19.............................   2,030   2,033,429
    1.750%, 05/29/19.............................     400     400,614
Japan Finance Organization for Municipalities
    2.125%, 03/06/19.............................   1,700   1,718,630
                                                          -----------
TOTAL JAPAN......................................           9,181,061
                                                          -----------

NETHERLANDS -- (6.4%)
Bank Nederlandse Gemeenten NV
    1.750%, 03/24/20.............................   3,000   3,003,396
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
    2.250%, 01/14/19.............................   4,535   4,574,659
Nederlandse Waterschapsbank NV
    1.750%, 09/05/19.............................   1,000   1,006,514
Shell International Finance BV
    1.900%, 08/10/18.............................   2,000   2,026,884
    2.000%, 11/15/18.............................   1,300   1,315,561
    4.300%, 09/22/19.............................     500     542,521
    4.375%, 03/25/20.............................     485     530,449
    2.125%, 05/11/20.............................   2,200   2,204,664
                                                          -----------
TOTAL NETHERLANDS................................          15,204,648
                                                          -----------

NORWAY -- (4.1%)
Kommunalbanken A.S.
    2.125%, 03/15/19.............................   2,200   2,247,958
    1.750%, 05/28/19.............................   2,500   2,523,500
    1.500%, 10/22/19.............................     300     299,325

VA GLOBAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
NORWAY -- (Continued)
Statoil ASA
    1.950%, 11/08/18.............................  $1,100 $ 1,106,654
    2.250%, 11/08/19.............................   3,650   3,702,939
                                                          -----------
TOTAL NORWAY.....................................           9,880,376
                                                          -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (4.9%)
EUROFIMA
    1.750%, 05/29/20.............................   4,500   4,496,369
European Investment Bank
    1.625%, 03/16/20.............................   3,500   3,496,752
    1.625%, 03/16/20.............................   1,000     998,886
Inter-American Development Bank
    1.875%, 06/16/20.............................   2,700   2,733,207
                                                          -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....          11,725,214
                                                          -----------

SWEDEN -- (8.0%)
Kommuninvest I Sverige AB
    2.000%, 11/12/19.............................   2,250   2,287,661
Nordea Bank AB
    2.375%, 04/04/19.............................   4,000   4,043,464
    2.500%, 09/17/20.............................   1,000   1,005,224
Svensk Exportkredit AB
    1.875%, 06/17/19.............................   2,200   2,228,545
    1.750%, 08/28/20.............................   3,300   3,281,005
Svenska Handelsbanken AB
    2.500%, 01/25/19.............................   3,000   3,055,614
    2.250%, 06/17/19.............................   2,750   2,769,794
    2.400%, 10/01/20.............................     500     498,485
                                                          -----------
TOTAL SWEDEN.....................................          19,169,792
                                                          -----------

UNITED STATES -- (36.2%)
3M Co.
    1.625%, 06/15/19.............................   1,350   1,354,019
#   2.000%, 08/07/20.............................   3,500   3,542,182
Apple, Inc.
    2.100%, 05/06/19.............................   4,150   4,223,426
    1.550%, 02/07/20.............................   1,700   1,684,433
    2.000%, 05/06/20.............................   1,000   1,003,019
Automatic Data Processing, Inc.
    2.250%, 09/15/20.............................   3,739   3,770,748
Berkshire Hathaway, Inc.
    2.100%, 08/14/19.............................   5,200   5,273,611
Chevron Corp.
    1.718%, 06/24/18.............................     173     174,841
    2.193%, 11/15/19.............................   2,000   2,023,982
    1.961%, 03/03/20.............................   4,300   4,301,333
    2.427%, 06/24/20.............................     500     509,208
Cisco Systems, Inc.
    4.450%, 01/15/20.............................   1,263   1,387,514
    2.450%, 06/15/20.............................   3,500   3,558,776
Coca-Cola Co. (The)
    1.650%, 11/01/18.............................   3,000   3,029,484
    1.875%, 10/27/20.............................   1,000     992,391

                                                     Face
                                                    Amount^     Value+
                                                    -------     ------
                                                     (000)

UNITED STATES -- (Continued)
Eli Lilly & Co.
      1.950%, 03/15/19............................. $  1,500 $  1,519,413
Exxon Mobil Corp.
      1.819%, 03/15/19.............................    3,300    3,328,634
      1.912%, 03/06/20.............................    3,000    3,016,425
International Business Machines Corp.
      1.950%, 02/12/19.............................    5,200    5,244,871
      1.875%, 05/15/19.............................    1,000    1,007,188
Johnson & Johnson
      1.650%, 12/05/18.............................    2,350    2,381,067
Merck & Co., Inc.
      1.850%, 02/10/20.............................    6,904    6,904,587
Microsoft Corp.
      1.850%, 02/12/20.............................    4,800    4,817,875
      2.000%, 11/03/20.............................    1,000    1,002,114
Novartis Capital Corp.
      4.400%, 04/24/20.............................    2,000    2,227,762
Pfizer, Inc.
      2.100%, 05/15/19.............................    6,550    6,603,710
Procter & Gamble Co. (The)
      1.900%, 11/01/19.............................    2,300    2,321,680
Toyota Motor Credit Corp.
      2.100%, 01/17/19.............................    1,000    1,010,855
      2.125%, 07/18/19.............................    4,250    4,284,361
#     2.150%, 03/12/20.............................    1,300    1,307,548
US Bank NA
      2.125%, 10/28/19.............................      500      502,829
Wal-Mart Stores, Inc.
      3.625%, 07/08/20.............................    2,200    2,373,536
                                                             ------------
TOTAL UNITED STATES................................            86,683,422
                                                             ------------
TOTAL BONDS........................................           232,810,344
                                                             ------------
TOTAL INVESTMENT SECURITIES.................................  232,810,344
                                                             ------------

                                                    Shares
                                                    ------

SECURITIES LENDING COLLATERAL -- (2.7%)
(S)@  DFA Short Term Investment Fund...............  562,330    6,506,155
                                                             ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $238,014,115)..............................           $239,316,499
                                                             ============

VA GLOBAL BOND PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                          Investments in Securities (Market Value)
                                          -----------------------------------------
                                          Level 1   Level 2    Level 3    Total
                                          ------- ------------ ------- ------------
Bonds
  Australia..............................   --    $ 23,062,163   --    $ 23,062,163
  Canada.................................   --      24,016,749   --      24,016,749
  Finland................................   --         504,901   --         504,901
  France.................................   --      13,715,978   --      13,715,978
  Germany................................   --      12,410,470   --      12,410,470
  Ireland................................   --       7,255,570   --       7,255,570
  Japan..................................   --       9,181,061   --       9,181,061
  Netherlands............................   --      15,204,648   --      15,204,648
  Norway.................................   --       9,880,376   --       9,880,376
  Supranational Organization Obligations.   --      11,725,214   --      11,725,214
  Sweden.................................   --      19,169,792   --      19,169,792
  United States..........................   --      86,683,422   --      86,683,422
Securities Lending Collateral............   --       6,506,155   --       6,506,155
Forward Currency Contracts**.............   --          11,763   --          11,763
                                            --    ------------   --    ------------
TOTAL....................................   --    $239,328,262   --    $239,328,262
                                            ==    ============   ==    ============

**Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                VIT INFLATION - PROTECTED SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                                Face
                                                              Amount^^^   Value+
                                                              --------- -----------
                                                                (000)
U.S. TREASURY OBLIGATIONS -- (99.8%)
Treasury Inflation Protected Security
  1.250%, 07/15/20...........................................  $   113  $   129,639
  1.125%, 01/15/21...........................................    1,377    1,559,852
  0.625%, 07/15/21...........................................    1,365    1,465,739
  0.125%, 01/15/22...........................................    2,009    2,066,462
  0.125%, 07/15/22...........................................      495      501,441
  0.125%, 01/15/23...........................................    2,095    2,091,849
  0.375%, 07/15/23...........................................      590      595,549
  0.625%, 01/15/24...........................................    1,990    2,029,959
  0.250%, 01/15/25...........................................      990      958,011
  2.375%, 01/15/25...........................................      950    1,382,752
  2.000%, 01/15/26...........................................      335      452,198
  2.375%, 01/15/27...........................................      525      727,860
  1.750%, 01/15/28...........................................      480      606,870
  3.625%, 04/15/28...........................................      240      470,689
  2.500%, 01/15/29...........................................      300      401,972
  3.875%, 04/15/29...........................................      250      502,161
  3.375%, 04/15/32...........................................      175      324,526
                                                                        -----------
TOTAL U.S. TREASURY OBLIGATIONS..............................            16,267,529
                                                                        -----------
TOTAL INVESTMENT SECURITIES..................................            16,267,529
                                                                        -----------

                                                               Shares
                                                              ---------
TEMPORARY CASH INVESTMENTS -- (0.2%)
State Street Institutional U.S. Government Money Market Fund.   29,862       29,862
                                                                        -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $16,421,093).............           $16,297,391
                                                                        ===========

Summary of the Fund's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                      ---------------------------------------
                                      Level 1    Level 2   Level 3    Total
                                      -------  ----------- ------- -----------
  U.S. Treasury Obligations..........      --  $16,267,529   --    $16,267,529
  Temporary Cash Investments......... $29,862           --   --         29,862
                                      -------  -----------   --    -----------
  TOTAL.............................. $29,862  $16,267,529   --    $16,297,391
                                      =======  ===========   ==    ===========


                See accompanying Notes to Financial Statements.

                  DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                                        Shares     Value+
                                                                       --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc................................. 1,751,297 $30,227,391
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................. 1,202,242  14,054,209
Investment in VA Global Bond Portfolio of
  DFA Investment Dimensions Group Inc................................. 1,127,619  12,324,878
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................. 1,307,966  12,307,963
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.................................   605,536  10,839,092
Investment in VA Short-Term Fixed Portfolio of
  DFA Investment Dimensions Group Inc.................................   478,986   4,900,023
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.................................   491,968   4,899,998
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................................   245,645   4,129,295
Investment in VA U.S. Large Value Portfolio of
  DFA Investment Dimensions Group Inc.................................    95,981   2,191,237
Investment in VA International Value Portfolio of
  DFA Investment Dimensions Group Inc.................................   137,697   1,575,251
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc.................................    43,843   1,448,565
                                                                                 -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $95,932,052)...............................................            98,897,902
                                                                                 -----------

TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional Liquid Reserves, 0.140%
  (Cost $52,545)......................................................    52,545      52,545
                                                                                 -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $95,984,597)...............................................           $98,950,447
                                                                                 ===========

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                      ---------------------------------------
                                        Level 1    Level 2 Level 3    Total
                                      -----------  ------- ------- -----------
  Affiliated Investment Companies.... $98,897,902    --      --    $98,897,902
  Temporary Cash Investments.........      52,545    --      --         52,545
                                      -----------    --      --    -----------
  TOTAL.............................. $98,950,447    --      --    $98,950,447
                                      ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                             VA U.S.                             VA               VA
                                                          Targeted Value  VA U.S. Large    International    International
                                                            Portfolio*   Value Portfolio* Value Portfolio* Small Portfolio*
                                                          -------------- ---------------- ---------------- ----------------
ASSETS:
Investments at Value (including $42,996, $15,125,
 $4,428 and $11,535 of securities on
 loan, respectively).....................................  $    189,496    $    232,350     $    154,197     $    126,792
Temporary Cash Investments at Value & Cost...............            --             345               --               --
Collateral from Securities on Loan Invested in Affiliate
 at Value & Cost.........................................        40,651          11,774            4,366           12,068
Foreign Currencies at Value..............................            --              --              193              594
Cash.....................................................             2              --              601              123
Receivables:
  Investment Securities Sold.............................         1,918              95               --               93
  Dividends, Interest and Tax Reclaims...................            78             340              436              283
  Securities Lending Income..............................            16               6               11               25
  Fund Shares Sold.......................................            73             125               57               29
                                                           ------------    ------------     ------------     ------------
     Total Assets........................................       232,234         245,035          159,861          140,007
                                                           ------------    ------------     ------------     ------------
LIABILITIES:
Payables:
  Due to Custodian.......................................            --               4               --               --
  Upon Return of Securities Loaned.......................        40,651          11,774            4,366           12,068
  Investment Securities Purchased........................            --             608              151                6
  Fund Shares Redeemed...................................           196              20                5               34
  Due to Advisor.........................................            56              48               52               54
  Line of Credit.........................................         1,083              --               --               --
Accrued Expenses and Other Liabilities...................            11              12               36               32
                                                           ------------    ------------     ------------     ------------
     Total Liabilities...................................        41,997          12,466            4,610           12,194
                                                           ------------    ------------     ------------     ------------
NET ASSETS...............................................  $    190,237    $    232,569     $    155,251     $    127,813
                                                           ============    ============     ============     ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..................    10,603,924      10,186,249       13,568,644       10,951,913
                                                           ============    ============     ============     ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE.........................................  $      17.94    $      22.83     $      11.44     $      11.67
                                                           ============    ============     ============     ============
Investments at Cost......................................  $    176,699    $    182,402     $    172,223     $    128,599
                                                           ============    ============     ============     ============
Foreign Currencies at Cost...............................  $         --    $         --     $        196     $        596
                                                           ============    ============     ============     ============
NET ASSETS CONSIST OF:
Paid-In Capital..........................................  $    162,434    $    168,228     $    172,318     $    123,600
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................         1,928           3,919            4,467            1,910
Accumulated Net Realized Gain (Loss).....................        13,078          10,474           (3,502)           4,112
Net Unrealized Foreign Exchange Gain (Loss)..............            --              --               (3)              (1)
Net Unrealized Appreciation (Depreciation)...............        12,797          49,948          (18,029)          (1,808)
                                                           ------------    ------------     ------------     ------------
NET ASSETS...............................................  $    190,237    $    232,569     $    155,251     $    127,813
                                                           ============    ============     ============     ============
(1) NUMBER OF SHARES AUTHORIZED..........................   100,000,000     100,000,000      100,000,000      100,000,000
                                                           ============    ============     ============     ============

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                                                                             DFA VA
                                                                                          VIT Inflation -    Global
                                                              VA Short-                      Protected      Moderate
                                                              Term Fixed     VA Global      Securities     Allocation
                                                              Portfolio    Bond Portfolio    Portfolio     Portfolio
                                                             ------------  -------------- --------------- ------------
ASSETS:
Investments in Affiliated Investment Companies
 at Value...................................................           --             --             --   $     98,898
Investments at Value (including $2,907, $6,345, $0 and $0
 of securities on loan, respectively)....................... $    184,838   $    232,810   $     16,268             --
Temporary Cash Investments at Value & Cost..................        1,179             --             30             53
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................        2,970          6,506             --             --
Foreign Currencies at Value.................................           --              1             --             --
Cash........................................................            2          1,885             --             --
Receivables:
  Investment Securities Sold................................        1,007            785             --             --
  Interest..................................................          462          1,334             37             --
  Securities Lending Income.................................            1              6             --             --
  Fund Shares Sold..........................................           86             89             --             --
  From Advisor..............................................           --             --             25             --
Unrealized Gain on Forward Currency Contracts...............           --             13             --             --
Deferred Offering Costs.....................................           --             --             25             --
                                                             ------------   ------------   ------------   ------------
     Total Assets...........................................      190,545        243,429         16,385         98,951
                                                             ------------   ------------   ------------   ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................        2,970          6,506             --             --
  Investment Securities Purchased...........................          704          1,748             --             --
  Fund Shares Redeemed......................................           25             27             --             41
  Due to Advisor............................................           39             44             --             18
Unrealized Loss on Forward Currency Contracts...............           --              1             --             --
Unrealized Loss on Foreign Currency Contracts...............           --              5             --             --
Accrued Expenses and Other Liabilities......................           13             16              6              5
                                                             ------------   ------------   ------------   ------------
     Total Liabilities......................................        3,751          8,347              6             64
                                                             ------------   ------------   ------------   ------------
NET ASSETS.................................................. $    186,794   $    235,082   $     16,379   $     98,887
                                                             ============   ============   ============   ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).....................   18,267,425     21,513,369      1,676,679      8,888,882
                                                             ============   ============   ============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE............................................ $      10.23   $      10.93   $       9.77   $      11.12
                                                             ============   ============   ============   ============
Investments in Affiliated Investment Companies at Cost...... $         --   $         --   $         --   $     95,932
                                                             ------------   ------------   ------------   ------------
Investments at Cost......................................... $    184,846   $    231,508   $     16,391   $         --
                                                             ============   ============   ============   ============
Foreign Currencies at Cost.................................. $         --   $          1   $         --   $         --
                                                             ============   ============   ============   ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    186,202   $    229,807   $     16,453   $     95,247
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................          424          2,980             52            621
Accumulated Net Realized Gain (Loss)........................          176            980             (3)            53
Net Unrealized Foreign Exchange Gain (Loss).................           --             13             --             --
Net Unrealized Appreciation (Depreciation)..................           (8)         1,302           (123)         2,966
                                                             ------------   ------------   ------------   ------------
NET ASSETS.................................................. $    186,794   $    235,082   $     16,379   $     98,887
                                                             ============   ============   ============   ============
(1) NUMBER OF SHARES AUTHORIZED.............................  100,000,000    100,000,000    100,000,000    100,000,000
                                                             ============   ============   ============   ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                  VA U.S.                     VA            VA
                                                                 Targeted  VA U.S. Large International International
                                                                   Value       Value         Value         Small
                                                                 Portfolio   Portfolio     Portfolio     Portfolio
                                                                 --------- ------------- ------------- -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $1, $1, $477 and
   $278, respectively).......................................... $  3,137    $  5,410      $  5,708      $  3,460
  Income from Securities Lending................................      211          71           161           261
                                                                 --------    --------      --------      --------
     Total Investment Income....................................    3,348       5,481         5,869         3,721
                                                                 --------    --------      --------      --------
Expenses
  Investment Advisory Services Fees.............................      707         600           676           680
  Accounting & Transfer Agent Fees..............................       13          15            20            19
  Custodian Fees................................................       18           7            35            76
  Filing Fees...................................................        1          --             1            --
  Shareholders' Reports.........................................        7           9             7             6
  Directors'/Trustees' Fees & Expenses..........................        1           1             1             1
  Professional Fees.............................................       31          39            24            21
  Other.........................................................       15          17            24            25
                                                                 --------    --------      --------      --------
     Total Expenses.............................................      793         688           788           828
                                                                 --------    --------      --------      --------
  Fees Paid Indirectly (Note C).................................       --          --            --            --
                                                                 --------    --------      --------      --------
  Net Expenses..................................................      793         688           788           828
                                                                 --------    --------      --------      --------
  Net Investment Income (Loss)..................................    2,555       4,793         5,081         2,893
                                                                 --------    --------      --------      --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold..................................   13,276      10,551           (42)        4,134
    Foreign Currency Transactions...............................       --          --           (80)          (97)
    In-Kind Redemptions.........................................    9,806      13,445         5,629         8,655
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................  (27,037)    (24,999)      (19,075)      (10,179)
    Translation of Foreign Currency Denominated Amounts.........       --          --             6             5
                                                                 --------    --------      --------      --------
  Net Realized and Unrealized Gain (Loss).......................   (3,955)     (1,003)      (13,562)        2,518
                                                                 --------    --------      --------      --------
Net Increase (Decrease) in Net Assets Resulting
 from Operations................................................ $ (1,400)   $  3,790      $ (8,481)     $  5,411
                                                                 ========    ========      ========      ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                                                               DFA VA
                                                                                             VIT Inflation -   Global
                                                                        VA Short-  VA Global    Protected     Moderate
                                                                        Term Fixed   Bond      Securities    Allocation
                                                                        Portfolio  Portfolio  Portfolio(a)   Portfolio
                                                                        ---------- --------- --------------- ----------
Investment Income
  Income Distributions Received from Affiliated
   Investment Companies................................................       --        --           --       $ 1,402
                                                                          ------    ------        -----       -------
    Total Net Investment Income Received from Affiliated Investment
     Companies.........................................................       --        --           --         1,402
                                                                          ------    ------        -----       -------
  Dividends............................................................   $    2    $   --        $  --            --
  Interest.............................................................      999     4,204           59            --
  Income from Securities Lending.......................................       11        20           --            --
                                                                          ------    ------        -----       -------
     Total Investment Income...........................................    1,012     4,224           59            --
                                                                          ------    ------        -----       -------
Expenses
  Investment Advisory Services Fees....................................      451       504            4           206
  Accounting & Transfer Agent Fees.....................................       11        14            1             1
  Custodian Fees.......................................................        7         9           --             1
  Filing Fees..........................................................        1         3            1             3
  Shareholders' Reports................................................        7         8            5             3
  Directors'/Trustees' Fees & Expenses.................................        1         1           --            --
  Professional Fees....................................................       28        33            6             9
  Organizational & Offering Costs......................................       --        --           18            --
  Other................................................................        8         9           --             5
                                                                          ------    ------        -----       -------
     Total Expenses....................................................      514       581           35           228
                                                                          ------    ------        -----       -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C)..................................       --        --          (28)         (116)
  Fees Paid Indirectly (Note C)........................................       --        (1)          --            --
                                                                          ------    ------        -----       -------
  Net Expenses.........................................................      514       580            7           112
                                                                          ------    ------        -----       -------
  Net Investment Income (Loss).........................................      498     3,644           52         1,290
                                                                          ------    ------        -----       -------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated
   Investment Companies................................................       --        --           --           215
  Net Realized Gain (Loss) on:
    Investment Securities Sold.........................................      176       (53)          (3)         (137)
    Foreign Currency Transactions......................................       --       960           --            --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................      (76)      671         (123)       (1,730)
    Translation of Foreign Currency Denominated Amounts................       --       (91)          --            --
                                                                          ------    ------        -----       -------
  Net Realized and Unrealized Gain (Loss)..............................      100     1,487         (126)       (1,652)
                                                                          ------    ------        -----       -------
Net Increase (Decrease) in Net Assets Resulting from Operations........   $  598    $5,131        $ (74)      $  (362)
                                                                          ======    ======        =====       =======

----------
(a)The Portfolio commenced operations on May 29, 2015.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                         VA U.S. Targeted Value VA U.S. Large Value
                                                                              Portfolio              Portfolio
                                                                         ---------------------  -------------------
                                                                            Year       Year        Year      Year
                                                                           Ended      Ended       Ended     Ended
                                                                          Oct. 31,   Oct. 31,    Oct. 31,  Oct. 31,
                                                                            2015       2014        2015      2014
                                                                         ---------   --------   ---------  --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......................................... $   2,555   $  1,603   $   4,793  $  3,980
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........................................    13,276     14,257      10,551     4,386
    In-Kind Redemptions.................................................     9,806         --      13,445        --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities...............................................   (27,037)       303     (24,999)   22,355
                                                                         ---------   --------   ---------  --------
     Net Increase (Decrease) in Net Assets Resulting from Operations....    (1,400)    16,163       3,790    30,721
                                                                         ---------   --------   ---------  --------
Distributions From:
  Net Investment Income.................................................    (1,890)    (1,253)     (4,357)   (2,914)
  Net Short-Term Gains..................................................        --         --        (208)       --
  Net Long-Term Gains...................................................    (9,989)        --      (4,141)  (16,668)
                                                                         ---------   --------   ---------  --------
     Total Distributions................................................   (11,879)    (1,253)     (8,706)  (19,582)
                                                                         ---------   --------   ---------  --------
Capital Share Transactions (1):
  Shares Issued.........................................................    91,373     76,532     105,774    63,502
  Shares Issued in Lieu of Cash Distributions...........................    11,782      1,253       8,690    19,582
  Shares Redeemed.......................................................  (106,408)   (47,247)   (135,684)  (35,641)
                                                                         ---------   --------   ---------  --------
     Net Increase (Decrease) from Capital Share Transactions............    (3,253)    30,538     (21,220)   47,443
                                                                         ---------   --------   ---------  --------
     Total Increase (Decrease) in Net Assets............................   (16,532)    45,448     (26,136)   58,582
Net Assets..............................................................
  Beginning of Year.....................................................   206,769    161,321     258,705   200,123
                                                                         ---------   --------   ---------  --------
  End of Year........................................................... $ 190,237   $206,769   $ 232,569  $258,705
                                                                         =========   ========   =========  ========
(1) Shares Issued and Redeemed:
  Shares Issued.........................................................     4,911      4,019       4,586     2,807
  Shares Issued in Lieu of Cash Distributions...........................       685         70         398       933
  Shares Redeemed.......................................................    (5,715)    (2,514)     (5,820)   (1,579)
                                                                         ---------   --------   ---------  --------
     Net Increase (Decrease) from Shares Issued and Redeemed............      (119)     1,575        (836)    2,161
                                                                         =========   ========   =========  ========
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)..................................................... $   1,928   $  1,260   $   3,919  $  3,483

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                         VA International Value VA International Small
                                                                              Portfolio              Portfolio
                                                                         ---------------------  ---------------------
                                                                           Year        Year       Year        Year
                                                                          Ended       Ended      Ended       Ended
                                                                         Oct. 31,    Oct. 31,   Oct. 31,    Oct. 31,
                                                                           2015        2014       2015        2014
                                                                         --------    --------   --------    --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......................................... $  5,081    $  6,465   $  2,893    $  2,654
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........................................      (42)       (997)     4,134       3,035
    Foreign Currency Transactions.......................................      (80)        (20)       (97)        (46)
    In-Kind Redemptions.................................................    5,629          --      8,655          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........................  (19,075)     (8,345)   (10,179)     (7,114)
    Translation of Foreign Currency Denominated Amounts.................        6         (11)         5          (7)
                                                                          --------   --------    --------   --------
     Net Increase (Decrease) in Net Assets Resulting from Operations....   (8,481)     (2,908)     5,411      (1,478)
                                                                          --------   --------    --------   --------
Distributions From:
  Net Investment Income.................................................   (6,690)     (3,420)    (2,956)     (2,639)
  Net Short-Term Gains..................................................       --          --       (577)       (812)
  Net Long-Term Gains...................................................       --          --     (2,383)     (2,793)
                                                                          --------   --------    --------   --------
     Total Distributions................................................   (6,690)     (3,420)    (5,916)     (6,244)
                                                                          --------   --------    --------   --------
Capital Share Transactions (1):
  Shares Issued.........................................................   80,055      50,408     60,239      40,146
  Shares Issued in Lieu of Cash Distributions...........................    6,675       3,420      5,859       6,244
  Shares Redeemed.......................................................  (81,281)    (20,435)   (73,279)    (23,096)
                                                                          --------   --------    --------   --------
     Net Increase (Decrease) from Capital Share Transactions............    5,449      33,393     (7,181)     23,294
                                                                          --------   --------    --------   --------
     Total Increase (Decrease) in Net Assets............................   (9,722)     27,065     (7,686)     15,572
Net Assets..............................................................
  Beginning of Year.....................................................  164,973     137,908    135,499     119,927
                                                                          --------   --------    --------   --------
  End of Year........................................................... $155,251    $164,973   $127,813    $135,499
                                                                          ========   ========    ========   ========
(1) Shares Issued and Redeemed:
  Shares Issued.........................................................    6,499       3,789      5,097       3,200
  Shares Issued in Lieu of Cash Distributions...........................      588         271        546         528
  Shares Redeemed.......................................................   (6,471)     (1,542)    (6,142)     (1,836)
                                                                          --------   --------    --------   --------
     Net Increase (Decrease) from Shares Issued and Redeemed............      616       2,518       (499)      1,892
                                                                          ========   ========    ========   ========
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)..................................................... $  4,467    $  6,098   $  1,910    $  1,898

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                   VA Short-Term Fixed   VA Global Bond    VIT Inflation - Protected
                                                        Portfolio           Portfolio        Securities Portfolio
                                                   ------------------  ------------------  -------------------------
                                                     Year      Year      Year      Year
                                                    Ended     Ended     Ended     Ended             Period
                                                   Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,       May 29, 2015(a)
                                                     2015      2014      2015      2014        to Oct. 31, 2015
                                                   --------  --------  --------  --------  -------------------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................... $    498  $    324  $  3,644  $  2,527           $    52
  Net Realized Gain (Loss) on:
  Investment Securities Sold......................      176       121       (53)    2,570                (3)
  Foreign Currency Transactions...................       --        --       960      (533)               --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.....................................      (76)     (108)      671    (1,044)             (123)
    Translation of Foreign Currency
     Denominated Amounts..........................       --        --       (91)       61                --
                                                   --------  --------  --------  --------           -------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations...................      598       337     5,131     3,581               (74)
                                                   --------  --------  --------  --------           -------
Distributions From:
  Net Investment Income...........................     (318)     (382)   (4,456)     (767)               --
  Net Short-Term Gains............................      (26)      (85)      (95)     (345)               --
  Net Long-Term Gains.............................      (69)      (42)     (237)   (2,067)               --
                                                   --------  --------  --------  --------           -------
     Total Distributions..........................     (413)     (509)   (4,788)   (3,179)               --
                                                   --------  --------  --------  --------           -------
Capital Share Transactions (1):
  Shares Issued...................................   49,799    70,926    65,710    55,701            16,841
  Shares Issued in Lieu of Cash Distributions.....      413       509     4,743     3,179                --
  Shares Redeemed.................................  (53,319)  (19,453)  (42,735)  (19,554)             (388)
                                                   --------  --------  --------  --------           -------
     Net Increase (Decrease) from Capital
      Share Transactions..........................   (3,107)   51,982    27,718    39,326            16,453
                                                   --------  --------  --------  --------           -------
     Total Increase (Decrease) in Net Assets......   (2,922)   51,810    28,061    39,728            16,379
Net Assets
  Beginning of Year...............................  189,716   137,906   207,021   167,293                --
                                                   --------  --------  --------  --------           -------
  End of Year..................................... $186,794  $189,716  $235,082  $207,021           $16,379
                                                   ========  ========  ========  ========           =======
(1) Shares Issued and Redeemed:
  Shares Issued...................................    4,877     6,947     6,059     5,148             1,717
  Shares Issued in Lieu of Cash Distributions.....       41        50       442       297                --
  Shares Redeemed.................................   (5,222)   (1,906)   (3,939)   (1,809)              (40)
                                                   --------  --------  --------  --------           -------
    Net Increase (Decrease) from Shares Issued
     and Redeemed.................................     (304)    5,091     2,562     3,636             1,677
                                                   ========  ========  ========  ========           =======
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)............................... $    424  $    244  $  2,980  $  3,867           $    52

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                        DFA VA Global Moderate
                                                                                        Allocation Portfolio
                                                                                        ---------------------
                                                                                          Year        Year
                                                                                         Ended       Ended
                                                                                        Oct. 31,    Oct. 31,
                                                                                          2015        2014
                                                                                        --------    --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)......................................................... $ 1,290     $   655
  Capital Gain Distributions Received from Affiliated Investment Companies.............     215         297
  Net Realized Gain (Loss) on:
    Investment Securities Sold.........................................................    (137)        (12)
  Change in Unrealized Appreciation (Depreciation) of:
    Affiliated Investment Companies Shares.............................................  (1,730)      1,665
                                                                                        -------     -------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................    (362)      2,605
                                                                                        -------     -------
Distributions From:
  Net Investment Income................................................................  (1,073)       (537)
  Net Short-Term Gains.................................................................      (1)       (110)
  Net Long-Term Gains..................................................................    (271)         --
                                                                                        -------     -------
     Total Distributions...............................................................  (1,345)       (647)
                                                                                        -------     -------
Capital Share Transactions (1):
  Shares Issued........................................................................  38,872      23,383
  Shares Issued in Lieu of Cash Distributions..........................................   1,346         647
  Shares Redeemed......................................................................  (4,621)     (1,474)
                                                                                        -------     -------
     Net Increase (Decrease) from Capital Share Transactions...........................  35,597      22,556
                                                                                        -------     -------
     Total Increase (Decrease) in Net Assets...........................................  33,890      24,514
Net Assets
  Beginning of Period..................................................................  64,997      40,483
                                                                                        -------     -------
  End of Period........................................................................ $98,887     $64,997
                                                                                        =======     =======
(1) Shares Issued and Redeemed:
    Shares Issued......................................................................   3,463       2,075
    Shares Issued in Lieu of Cash Distributions........................................     124          60
    Shares Redeemed....................................................................    (413)       (131)
                                                                                        -------     -------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................   3,174       2,004
                                                                                        =======     =======
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income). $   621     $   394

----------
Seepage 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                      VA U.S. Targeted Value Portfolio
                                                              ------------------------------------------------  ---------
                                                                 Year      Year      Year      Year      Year     Year
                                                                Ended     Ended     Ended     Ended     Ended    Ended
                                                               Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31, Oct. 31,
                                                                 2015      2014      2013      2012      2011     2015
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $  19.28   $  17.63  $  12.58  $  10.95  $ 10.40  $  23.47
                                                              --------   --------  --------  --------  -------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................     0.23       0.17      0.19      0.12     0.09      0.46
  Net Gains (Losses) on Securities (Realized and Unrealized).    (0.44)      1.62      5.05      1.60     0.53     (0.24)
                                                              --------   --------  --------  --------  -------  --------
   Total from Investment Operations..........................    (0.21)      1.79      5.24      1.72     0.62      0.22
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................    (0.18)     (0.14)    (0.19)    (0.09)   (0.07)    (0.43)
  Net Realized Gains.........................................    (0.95)        --        --        --       --     (0.43)
                                                              --------   --------  --------  --------  -------  --------
   Total Distributions.......................................    (1.13)     (0.14)    (0.19)    (0.09)   (0.07)    (0.86)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $  17.94   $  19.28  $  17.63  $  12.58  $ 10.95  $  22.83
============================================================= ========   ========  ========  ========  ======== ========
Total Return.................................................    (0.80)%    10.19%    42.19%    15.82%    5.94%     1.07%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $190,237   $206,769  $161,321  $102,845  $88,845  $232,569
Ratio of Expenses to Average Net Assets......................     0.39%      0.37%     0.39%     0.41%    0.40%     0.29%
Ratio of Net Investment Income to Average Net Assets.........     1.27%      0.93%     1.28%     1.00%    0.82%     2.00%
Portfolio Turnover Rate......................................       33%        21%       15%       21%      14%       31%
--------------------------------------------------------------------------------------------------------------------------

                                                               VA U.S. Large Value Portfolio
                                                              ---------------------------------------
                                                                Year      Year      Year      Year
                                                               Ended     Ended     Ended     Ended
                                                              Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                2014      2013      2012      2011
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $  22.58  $  16.90  $  14.60  $  14.09
                                                              --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................     0.39      0.35      0.30      0.24
  Net Gains (Losses) on Securities (Realized and Unrealized).     2.67      5.64      2.26      0.52
                                                              --------  --------  --------  --------
   Total from Investment Operations..........................     3.06      5.99      2.56      0.76
-----------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................    (0.32)    (0.31)    (0.26)    (0.25)
  Net Realized Gains.........................................    (1.85)       --        --        --
                                                              --------  --------  --------  --------
   Total Distributions.......................................    (2.17)    (0.31)    (0.26)    (0.25)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $  23.47  $  22.58  $  16.90  $  14.60
============================================================= ========  ========  ========  ========
Total Return.................................................    14.73%    36.04%    17.87%     5.37%
-----------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $258,705  $200,123  $151,046  $123,893
Ratio of Expenses to Average Net Assets......................     0.27%     0.28%     0.30%     0.29%
Ratio of Net Investment Income to Average Net Assets.........     1.71%     1.78%     1.92%     1.59%
Portfolio Turnover Rate......................................       19%       29%       12%       15%
-----------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                   VA International Value Portfolio
                                                                          ------------------------------------------------
                                                                             Year       Year      Year      Year     Year
                                                                            Ended      Ended     Ended     Ended    Ended
                                                                           Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31, Oct. 31,
                                                                             2015       2014      2013      2012     2011
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year....................................... $  12.74   $  13.22   $  10.82  $ 10.87  $ 12.07
                                                                          --------   --------   --------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).......................................     0.37       0.55       0.34     0.37     0.37
  Net Gains (Losses) on Securities (Realized and Unrealized).............    (1.17)     (0.71)      2.41    (0.02)   (1.32)
                                                                          --------   --------   --------  -------  -------
   Total from Investment Operations......................................    (0.80)     (0.16)      2.75     0.35    (0.95)
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..................................................    (0.50)     (0.32)     (0.35)   (0.40)   (0.25)
  Net Realized Gains.....................................................       --         --         --       --       --
                                                                          --------   --------   --------  -------  -------
   Total Distributions...................................................    (0.50)     (0.32)     (0.35)   (0.40)   (0.25)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................................. $  11.44   $  12.74   $  13.22  $ 10.82  $ 10.87
========================================================================= ========   ========   ========  ======== ========
Total Return.............................................................    (6.26)%    (1.16)%    26.10%    3.57%   (8.08)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $155,251   $164,973   $137,908  $99,157  $93,450
Ratio of Expenses to Average Net Assets..................................     0.47%      0.46%      0.47%    0.50%    0.49%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).     0.47%      0.46%      0.47%    0.50%    0.49%
Ratio of Net Investment Income to Average Net Assets.....................     3.01%      4.16%      2.90%    3.56%    3.02%
Portfolio Turnover Rate..................................................       20%        16%        14%      17%      19%
-----------------------------------------------------------------------------------------------------------------------------

                                                                                  VA International Small Portfolio
                                                                          -----------------------------------------------
                                                                            Year       Year      Year      Year     Year
                                                                           Ended      Ended     Ended     Ended    Ended
                                                                          Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31, Oct. 31,
                                                                            2015       2014      2013      2012     2011
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year....................................... $  11.83  $  12.55   $  10.02  $ 10.20  $ 10.62
                                                                          --------  --------   --------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).......................................     0.25      0.25       0.26     0.24     0.25
  Net Gains (Losses) on Securities (Realized and Unrealized).............     0.09     (0.33)      2.69     0.28    (0.45)
                                                                          --------  --------   --------  -------  -------
   Total from Investment Operations......................................     0.34     (0.08)      2.95     0.52    (0.20)
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..................................................    (0.25)    (0.27)     (0.25)   (0.31)   (0.22)
  Net Realized Gains.....................................................    (0.25)    (0.37)     (0.17)   (0.39)      --
                                                                          --------  --------   --------  -------  -------
   Total Distributions...................................................    (0.50)    (0.64)     (0.42)   (0.70)   (0.22)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................................. $  11.67  $  11.83   $  12.55  $ 10.02  $ 10.20
========================================================================= ========  ========   ========  ======== ========
Total Return.............................................................     3.28%    (0.59)%    30.50%    6.05%   (2.03)%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $127,813  $135,499   $119,927  $86,604  $75,790
Ratio of Expenses to Average Net Assets..................................     0.61%     0.59%      0.65%    0.63%    0.62%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).     0.61%     0.59%      0.65%    0.63%    0.62%
Ratio of Net Investment Income to Average Net Assets.....................     2.13%     1.99%      2.36%    2.51%    2.26%
Portfolio Turnover Rate..................................................       25%        8%        12%      13%      13%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                    VA Short-Term Fixed Portfolio
                                                                          ------------------------------------------------
                                                                            Year      Year      Year      Year      Year
                                                                           Ended     Ended     Ended     Ended     Ended
                                                                          Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                            2015      2014      2013      2012      2011
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year....................................... $  10.22  $  10.23  $  10.26  $  10.25  $  10.31
                                                                          --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).......................................     0.03      0.02      0.03      0.04      0.04
  Net Gains (Losses) on Securities (Realized and Unrealized).............     0.01      0.01        --      0.04      0.01
                                                                          --------  --------  --------  --------  --------
   Total from Investment Operations......................................     0.04      0.03      0.03      0.08      0.05
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..................................................    (0.02)    (0.03)    (0.04)    (0.04)    (0.06)
  Net Realized Gains.....................................................    (0.01)    (0.01)    (0.02)    (0.03)    (0.05)
                                                                          --------  --------  --------  --------  --------
   Total Distributions...................................................    (0.03)    (0.04)    (0.06)    (0.07)    (0.11)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................................. $  10.23  $  10.22  $  10.23  $  10.26  $  10.25
========================================================================= ========  ========  ========  ========  ========
Total Return.............................................................     0.34%     0.25%     0.35%     0.73%     0.42%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $186,794  $189,716  $137,906  $112,040  $115,501
Ratio of Expenses to Average Net Assets..................................     0.28%     0.27%     0.29%     0.30%     0.29%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).     0.28%     0.27%     0.29%     0.30%     0.29%
Ratio of Net Investment Income to Average Net Assets.....................     0.28%     0.20%     0.32%     0.42%     0.42%
Portfolio Turnover Rate..................................................      105%       70%       55%       85%       66%
----------------------------------------------------------------------------------------------------------------------------

                                                                                      VA Global Bond Portfolio
                                                                          ------------------------------------------------
                                                                            Year      Year      Year      Year      Year
                                                                           Ended     Ended     Ended     Ended     Ended
                                                                          Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                            2015      2014      2013      2012      2011
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year....................................... $  10.92  $  10.92  $  11.18  $  11.28  $  11.82
                                                                          --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).......................................     0.17      0.15      0.11      0.18      0.23
  Net Gains (Losses) on Securities (Realized and Unrealized).............     0.09      0.05     (0.04)     0.25      0.06
                                                                          --------  --------  --------  --------  --------
   Total from Investment Operations......................................     0.26      0.20      0.07      0.43      0.29
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..................................................    (0.23)    (0.05)    (0.18)    (0.30)    (0.49)
  Net Realized Gains.....................................................    (0.02)    (0.15)    (0.15)    (0.23)    (0.34)
                                                                          --------  --------  --------  --------  --------
   Total Distributions...................................................    (0.25)    (0.20)    (0.33)    (0.53)    (0.83)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................................. $  10.93  $  10.92  $  10.92  $  11.18  $  11.28
========================================================================= ========  ========  ========  ========  ========
Total Return.............................................................     2.40%     1.90%     0.63%     3.97%     2.77%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $235,082  $207,021  $167,293  $141,190  $131,212
Ratio of Expenses to Average Net Assets..................................     0.26%     0.25%     0.27%     0.29%     0.29%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).     0.26%     0.25%     0.27%     0.29%     0.29%
Ratio of Net Investment Income to Average Net Assets.....................     1.61%     1.37%     1.04%     1.61%     2.10%
Portfolio Turnover Rate..................................................       54%       75%       73%       63%       71%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                       VIT Inflation - Protected
                                                                         Securities Portfolio
                                                                       ------------------------- -----------
                                                                                                    Year
                                                                                Period             Ended
                                                                            May 29, 2015(a)       Oct. 31,
                                                                           to Oct. 31, 2015         2015
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period..................................          $ 10.00          $ 11.37
                                                                                -------          -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).....................................             0.05             0.18
 Net Gains (Losses) on Securities (Realized and Unrealized)...........            (0.28)           (0.22)
                                                                                -------          -------
   Total from Investment Operations...................................            (0.23)           (0.04)
-------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income................................................               --            (0.17)
 Net Realized Gains...................................................               --            (0.04)
                                                                                -------          -------
   Total Distributions................................................               --            (0.21)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period........................................          $  9.77          $ 11.12
=====================================================================  ========================= ========
Total Return..........................................................            (2.30)%(D)       (0.23)%
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).................................          $16,379          $98,887
Ratio of Expenses to Average Net Assets...............................             0.18%(C)(E)      0.40%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
 Advisor).............................................................             0.88%(C)(E)      0.54%(B)
Ratio of Net Investment Income to Average Net Assets..................             1.29%(C)(E)      1.56%
Portfolio Turnover Rate...............................................                4%(D)          N/A
-------------------------------------------------------------------------------------------------------------

                                                                       DFA VA Global Moderate
                                                                        Allocation Portfolio
                                                                       ------------------------
                                                                          Year
                                                                         Ended          Period
                                                                        Oct. 31,   April 8, 2013(a)
                                                                          2014     to Oct. 31, 2013
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.................................. $ 10.91         $ 10.00
                                                                       -------         -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).....................................    0.14            0.07
 Net Gains (Losses) on Securities (Realized and Unrealized)...........    0.49            0.84
                                                                       -------         -------
   Total from Investment Operations...................................    0.63            0.91
--------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income................................................   (0.14)             --
 Net Realized Gains...................................................   (0.03)             --
                                                                       -------         -------
   Total Distributions................................................   (0.17)             --
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period........................................ $ 11.37         $ 10.91
=====================================================================  ========    ================
Total Return..........................................................    5.87%           9.10%(D)
--------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................................. $64,997         $40,483
Ratio of Expenses to Average Net Assets...............................    0.40%(B)        0.40%(C)(E)(B)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
 Advisor).............................................................    0.66%(B)        0.93%(C)(E)(B)
Ratio of Net Investment Income to Average Net Assets..................    1.27%           1.12%(C)(E)(B)
Portfolio Turnover Rate...............................................     N/A             N/A
--------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eighty-one operational portfolios, eight of which (the "Portfolios") are included in this report. The remaining seventy-three are presented in separate reports. The Portfolios are only available through a select group of insurance products.

   DFA VA Global Moderate Allocation Portfolio invests in eleven portfolios within the Fund.

                                                                                         Percentage
                                                                                          Ownership
Fund of Funds                                                                            at 10/31/15
-------------                                -                                           -----------
DFA VA Global Moderate Allocation Portfolio  U.S. Core Equity 2 Portfolio                    --*
                                             International Core Equity Portfolio             --*
                                             DFA Selectively Hedged Global Fixed Income       1%
                                               Portfolio
                                             VA Global Bond Portfolio                         5%
                                             U.S. Core Equity 1 Portfolio                    --*
                                             Emerging Markets Core Equity Portfolio          --*
                                             DFA Two-Year Global Fixed Income Portfolio      --*
                                             VA Short-Term Fixed Portfolio                    3%
                                             VA U.S. Large Value Portfolio                    1%
                                             VA International Value Portfolio                 1%
                                             DFA Real Estate Securities Portfolio            --*

* Amounts designated as -- are less than 1%.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by VA U.S. Targeted Value Portfolio and VA U.S. Large Value Portfolio (the "Domestic Equity Portfolios") and VA International Value Portfolio and VA International Small Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by VA Short-Term Fixed Portfolio, VA Global Bond Portfolio and VIT Inflation-Protected Securities Portfolio (the "Fixed Income Portfolios"), are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the DFA VA Global Moderate Allocation Portfolio of the Master Funds, which are treated as regulated investment companies, and the shares held by the Portfolios in other investment companies, are valued at their respective daily net asset values as reported by their administrator. These securities are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios and VA Global Bond Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The VA Global Bond Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the VA Global Bond Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and VA Global Bond Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolios. On May 8, 2015 and June 10, 2015 at a Special Joint Meeting of Shareholders, shareholders of the Portfolios (excluding the VIT Inflation-Protected Securities Portfolio) approved new investment management agreements, which became effective July 21, 2015, that provide a uniform agreement that increases transparency and better describes all of the services that the Advisor provides to each Portfolio. The rate charged to each such Portfolio under the new investment management agreement for investment management services is equal to the rate charged under the Portfolio's previous investment advisory agreement with the Advisor. For the year ended October 31, 2015, the Portfolios' investment advisory services/management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

             VA U.S. Targeted Value Portfolio............... 0.35%
             VA U.S. Large Value Portfolio.................. 0.25%
             VA International Value Portfolio............... 0.40%
             VA International Small Portfolio............... 0.50%
             VA Short-Term Fixed Portfolio.................. 0.25%
             VA Global Bond Portfolio....................... 0.22%*
             VIT Inflation - Protected Securities Portfolio. 0.10%
             DFA VA Global Moderate Allocation Portfolio.... 0.25%

* The Portfolio's investment advisory fees are based on an effective annual rate of 0.25% of the first $100 million of average daily net assets and 0.20% of average daily net assets exceeding $100 million.

   Pursuant to a Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees and in certain instances, assume certain expenses of the VIT Inflation-Protected Securities Portfolio and DFA VA Global Moderate Allocation Portfolio, as described in the notes below. The Fee Waiver Agreements for the VIT Inflation-Protected Securities Portfolio and DFA VA Global Moderate Allocation Portfolio will remain in effect through February 28, 2016 and February 28, 2017, respectively, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreements shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2015, the Portfolios had the expense limits listed below based on a percentage of average net assets on an annualized basis. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of recovery.

                                                                                       Previously
                                                                        Recovery      Waived Fees/
                                                                      of Previously     Expenses
                                                                      Waived Fees/       Assumed
                                                         Expense        Expenses    Subject to Future
Institutional Class Shares                          Limitation Amount    Assumed        Recovery
--------------------------                          ----------------- ------------- -----------------
VIT Inflation - Protected Securities Portfolio (1).       0.18%            $1             $ 28
DFA VA Global Moderate Allocation Portfolio (2)....       0.40%             5              292

   (1) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within 36 months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount.

   (2) The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of the Institutional Class shares of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Institutional Class shares of the Portfolio, on an annualized basis, to the rate listed above as a percentage of the Portfolio's average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Institutional Class shares of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within 36 months and will not cause the annualized Portfolio Expenses of such class of shares to exceed the Expense Limitation Amount.

Earned Income Credit:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the year ended October 31, 2015, expenses reduced were as follows (amounts in thousands):

                                                    Fees Paid
                                                    Indirectly
                                                    ----------
                  VA International Value Portfolio.     --*
                  VA International Small Portfolio.     --*
                  VA Global Bond Portfolio.........    $ 1

* Amounts designated as -- are less than $500.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2015, the total related amounts paid by the Fund to the CCO were $275 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                     VA U.S. Targeted Value Portfolio. $4
                     VA U.S. Large Value Portfolio....  6
                     VA International Value Portfolio.  4
                     VA International Small Portfolio.  3
                     VA Short-Term Fixed Portfolio....  5
                     VA Global Bond Portfolio.........  5

E. Purchases and Sales of Securities:

For the year ended October 31, 2015, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                                U.S. Government Securities Other Investment Securities
                                                -------------------------- ---------------------------
                                                Purchases       Sales      Purchases       Sales
                                                ---------        -------   ---------        --------
VA U.S. Targeted Value Portfolio...............       --            --     $ 88,329       $ 66,295
VA U.S. Large Value Portfolio..................       --            --       83,080         74,658
VA International Value Portfolio...............       --            --       59,350         32,719
VA International Small Portfolio...............       --            --       33,129         42,331
VA Short-Term Fixed Portfolio..................  $33,473       $49,228      119,415        115,576
VA Global Bond Portfolio.......................   16,653        26,324      130,977         94,362
VIT Inflation - Protected Securities Portfolio.   16,738           381           --             --

   For the year ended October 31, 2015, DFA VA Global Moderate Allocation Portfolio made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                                  DFA VA Global Moderate Allocation Portfolio
                                        ----------------------------------------------------------------
                                        Balance at Balance at                  Dividend Distributions of
Affiliated Investment Companies         10/31/2014 10/31/2015 Purchases Sales   Income   Realized Gains
-------------------------------         ---------- ---------- --------- ------ -------- ----------------
U.S. Core Equity 2 Portfolio...........  $18,941    $30,228    $12,168  $  721  $  389        $142
International Core Equity Portfolio....   10,263     14,054      4,864     658     329          --
VA Global Bond Portfolio...............    7,965     12,325      4,933     603     182          14
DFA Selectively Hedged Global Fixed
  Income Portfolio.....................    7,956     12,308      5,306     378     134          --
U.S. Core Equity 1 Portfolio...........    6,738     10,839      4,173     140     141          32
VA Short-Term Fixed Portfolio..........    3,186      4,900      1,738      30       7           2
DFA Two-Year Global Fixed Income
  Portfolio............................    3,186      4,900      1,757      26      40          --
Emerging Markets Core Equity Portfolio.    3,611      4,129      1,323     126      79          --
VA U.S. Large Value Portfolio..........    1,309      2,191        920      --      25          25
VA International Value Portfolio.......    1,139      1,575        568       8      49          --
DFA Real Estate Securities Portfolio...      676      1,449        772      38      27          --
                                         -------    -------    -------  ------  ------        ----
Total..................................  $64,970    $98,898    $38,522  $2,728  $1,402        $215
                                         =======    =======    =======  ======  ======        ====

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                Increase       Increase
                                                               (Decrease)     (Decrease)
                                                Increase     Undistributed   Accumulated
                                               (Decrease)    Net Investment  Net Realized
                                             Paid-In Capital     Income     Gains (Losses)
                                             --------------- -------------- --------------
VA U.S. Targeted Value Portfolio............     $ 9,703          $  3         $ (9,706)
VA U.S. Large Value Portfolio...............      13,443            --          (13,443)
VA International Value Portfolio............       5,573           (21)          (5,552)
VA International Small Portfolio............       8,504            75           (8,579)
VA Short-Term Fixed Portfolio...............          --            --               --
VA Global Bond Portfolio....................          --           (75)              75
DFA VA Global Moderate Allocation Portfolio.          --            10              (10)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                             Net Investment
                                               Income and
                                               Short-Term     Long-Term
                                             Capital Gains  Capital Gains  Total
                                             -------------- ------------- -------
VA U.S. Targeted Value Portfolio
2014........................................     $1,253             --    $ 1,253
2015........................................      1,890        $ 9,989     11,879
VA U.S. Large Value Portfolio
2014........................................      2,914         16,668     19,582
2015........................................      4,565          4,140      8,705
VA International Value Portfolio
2014........................................      3,420             --      3,420
2015........................................      6,690             --      6,690
VA International Small Portfolio
2014........................................      3,450          2,793      6,243
2015........................................      3,533          2,383      5,916
VA Short-Term Fixed Portfolio
2014........................................        467             42        509
2015........................................        345             69        414
VA Global Bond Portfolio
2014........................................      1,112          2,067      3,179
2015........................................      4,551            237      4,788
DFA VA Global Moderate Allocation Portfolio
2014........................................        648             --        648
2015........................................      1,074            271      1,345

   VIT Inflation-Protected Securities Portfolio commenced operations on May 29, 2015, and did not pay any distributions for the year ended October 31, 2014 and October 31, 2015.

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                      Undistributed                                               Total Net
                                      Net Investment                                            Distributable
                                        Income and   Undistributed                 Unrealized     Earnings
                                        Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                      Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                      -------------- ------------- ------------- -------------- -------------
VA U.S. Targeted Value Portfolio.....     $4,311        $10,897            --       $ 12,570      $ 27,778
VA U.S. Large Value Portfolio........      3,923         10,782            --         49,641        64,346
VA International Value Portfolio.....      4,476             --       $(3,316)       (18,223)      (17,063)
VA International Small Portfolio.....      2,768          3,999            --         (2,551)        4,216
VA Short-Term Fixed Portfolio........        559             45            --             (8)          596
VA Global Bond Portfolio.............      3,191            786            --          1,303         5,280
VIT Inflation - Protected Securities
  Portfolio..........................         55             --            (3)          (127)          (75)
DFA VA Global Moderate Allocation
  Portfolio..........................        621            195            --          2,824         3,640

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                    Expires on October 31,
                                                    -----------------------
                                                     2017  Unlimited Total
                                                    ------ --------- ------
    VA U.S. Targeted Value Portfolio...............     --     --        --
    VA U.S. Large Value Portfolio..................     --     --        --
    VA International Value Portfolio............... $2,412   $904    $3,316
    VA International Small Portfolio...............     --     --        --
    VA Short-Term Fixed Portfolio..................     --     --        --
    VA Global Bond Portfolio.......................     --     --        --
    VIT Inflation - Protected Securities Portfolio.     --      3         3
    DFA VA Global Moderate Allocation Portfolio....     --     --        --

   At October 31, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                        Net
                                                                                     Unrealized
                                                Federal   Unrealized   Unrealized   Appreciation
                                                Tax Cost Appreciation Depreciation (Depreciation)
                                                -------- ------------ ------------ --------------
VA U.S. Targeted Value Portfolio............... $217,547   $38,378      $(25,808)     $ 12,570
VA U.S. Large Value Portfolio..................  194,827    58,544        (8,903)       49,641
VA International Value Portfolio...............  176,780    11,894       (30,111)      (18,217)
VA International Small Portfolio...............  141,407    26,121       (28,668)       (2,547)
VA Short-Term Fixed Portfolio..................  188,995        72           (80)           (8)
VA Global Bond Portfolio.......................  238,014     1,399           (97)        1,302
VIT Inflation - Protected Securities Portfolio.   16,424         1          (127)         (126)
DFA VA Global Moderate Allocation Portfolio....   96,127     4,317        (1,493)        2,824

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. Forward Currency Contracts: The International Equity Portfolios may enter into forward currency contracts in connection with the purchase or sale of foreign equity securities, typically to "lock in" the value of the transaction with respect to a different currency. In addition, the International Equity Portfolios may, from time to time, enter into forward currency contracts to transfer balances from one currency to another currency. The VA Global Bond Portfolio may enter into forward currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2015, the VA Global Bond Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

VA Global Bond Portfolio*

                                                                  Unrealized
                                                                    Foreign
  Settlement Currency                   Contract     Value at      Exchange
     Date    Amount**     Currency       Amount  October 31, 2015 Gain (Loss)
  ---------- -------- ----------------- -------- ---------------- -----------
   11/10/15     510   UK Pound Sterling $   781      $   786          $ 5
   11/10/15     358   UK Pound Sterling     552          552           --
   11/10/15      72   UK Pound Sterling     113          112           (1)
   11/10/15      50   UK Pound Sterling      76           77            1
   11/10/15    (990)  UK Pound Sterling  (1,534)      (1,527)           7
                                        -------      -------          ---
                                        $   (12)     $    --          $12
                                        =======      =======          ===

* During the year ended October 31, 2015, the VA Global Bond Portfolio's average contract amount of forward currency contracts was $17,194 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar and are generally limited to unrealized appreciation, if any, on the contracts.

   The following is a summary of the location of derivatives on the VA Global Bond Portfolio's Statement of Assets and Liabilities as of October 31, 2015 (amounts in thousands):

                           Location on the Statement of Assets and Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Foreign exchange          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

   The following is a summary of the VA Global Bond Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2015 (amounts in thousands):

                                         Asset Derivatives Value
                                        -------------------------
                                          Total Value      Foreign
                                               at         Exchange
                                        October 31, 2015  Contracts
                                        ----------------  ---------
              VA Global Bond Portfolio.       $13            $13

                                        Liability Derivatives Value
                                        -------------------------
                                          Total Value      Foreign
                                               at         Exchange
                                        October 31, 2015  Contracts
                                        ----------------  ---------
              VA Global Bond Portfolio.       $(1)           $(1)

   The following is a summary of the location on the VA Global Bond Portfolio's Statements of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings through the year ended October 31, 2015:

Derivative Type             Location of Gain (Loss) on Derivatives Recognized in Income
---------------             -----------------------------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of:
                              Translation of Foreign Currency Denominated Amounts

   The following is a summary of the realized and change in unrealized gains and losses from the VA International Value Portfolio's and VA Global Bond Portfolio's derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2015 (amounts in thousands):

                                                 Realized Gain (Loss) on
                                                 Derivatives Recognized in Income
                                                 -------------------------------
                                                                 Foreign
                                                                Exchange
                                                 Total          Contracts
                                                 -----          ---------
               VA International Value Portfolio. $  (1)           $  (1)
               VA Global Bond Portfolio.........   979              979

                                                 Change in Unrealized
                                                 Appreciation (Depreciation) on
                                                 Derivatives Recognized in Income
                                                 -------------------------------
                                                                 Foreign
                                                                Exchange
                                                 Total          Contracts
                                                 -----          ---------
               VA Global Bond Portfolio......... $(101)           $(101)

Offsetting of Derivative Assets and Derivative Liabilities

   The following tables present the VA Global Bond Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of October 31, 2015 (Amounts in thousands):

                                 Gross Amounts Not                                     Gross Amounts Not
                              Offset in the Statements                             Offset in the Statements of
                             of Assets and Liabilities                               Assets and Liabilities
                    Gross    --------------------------                 Gross      --------------------------
                  Amounts of                    Cash                 Amounts of                        Cash
                  Recognized    Financial    Collateral    Net       Recognized       Financial     Collateral    Net
Description       Assets (a) Instruments (b)  Received  Amount (c) Liabilities (a) Instruments (d)   Pledged   Amount (e)
-----------       ---------- --------------- ---------- ---------- --------------- ---------------  ---------- ----------
                                       Assets                                           Liabilities
                  ------------------------------------------------ -----------------------------------------------------
VA Global Bond
 Portfolio
Forward Currency
 Contracts.......    $13           $(1)         $--        $12           $1              $(1)          $--        $--

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.
(c)Represents the net amount due from counterparties in the event of default.
(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.
(e)Represents the net amount due to counterparties in the event of default.

   Note I contains information regarding securities lending amounts that are subject to netting arrangements.

H. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. A line of credit with similar terms was in effect through March 31, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 9, 2015. A line of credit with similar terms was in effect through January 8, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the year ended October 31, 2015, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                     Weighted      Weighted    Number of   Interest Maximum Amount
                                      Average      Average        Days     Expense  Borrowed During
                                   Interest Rate Loan Balance Outstanding* Incurred   The Period
                                   ------------- ------------ ------------ -------- ---------------
VA U.S. Targeted Value Portfolio..     0.88%        $1,563         11         --        $ 7,476
VA U.S. Large Value Portfolio.....     0.88%         1,331         70        $ 2         22,711
VA International Value Portfolio..     0.88%         4,072          7          1         10,543
VA International Small Portfolio..     0.88%           979         26          1          6,726
DFA VA Global Moderate Allocation
  Portfolio.......................     0.88%            94         31         --            519

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2015, that each Portfolio's available line of credit was utilized.

   At October 31, 2015, VA U.S. Targeted Value Portfolio had loans outstanding in the amount of $1,083 (in thousands).

   Pursuant to a recently obtained exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolios did not utilize the interfund lending program during the year ended October 31, 2015.

   Cross trades for the year ended October 31, 2015, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

               Portfolio                         Purchases Sales
               ---------                         --------- ------
               VA U.S. Targeted Value Portfolio.  $2,489   $5,980
               VA U.S. Large Value Portfolio....   2,945    2,911
               VA International Value Portfolio.      72      479
               VA International Small Portfolio.     980      921

J. Securities Lending:

As of October 31, 2015, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the following Portfolios received non-cash collateral consisting of short and/or long term U.S. government securities (amounts in thousands):

                                              Market   Uninvested
                                              Value  Cash Collateral
                                              ------ ---------------
            VA U.S. Targeted Value Portfolio. $3,451        --
            VA U.S. Large Value Portfolio....  3,564        --
            VA International Value Portfolio.    312        --
            VA International Small Portfolio.    296      $151

   Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, the Portfolios with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. In-Kind Redemptions:

   During the year ended October 31, 2015, the Portfolios' realized net gains (losses) on in-kind redemptions as follows (Amounts in Thousands):

                   VA U.S. Targeted Value Portfolio. $ 9,806
                   VA U.S. Large Value Portfolio....  13,445
                   VA International Value Portfolio.   5,629
                   VA International Small Portfolio.   8,655

M. Other:

   At October 31, 2015, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                 Approximate
                                                                Percentage of
                                                    Number of    Outstanding
                                                   Shareholders    Shares
                                                   ------------ -------------
   VA U.S. Targeted Value Portfolio...............      3             77%
   VA U.S. Large Value Portfolio..................      3             75%
   VA International Value Portfolio...............      3             75%
   VA International Small Portfolio...............      5             79%
   VA Short-Term Fixed Portfolio..................      5             87%
   VA Global Bond Portfolio.......................      5             89%
   VIT Inflation - Protected Securities Portfolio.      2            100%
   DFA VA Global Moderate Allocation Portfolio....      5             97%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The VA U.S. Large Value Portfolio has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the VA U.S. Large Value Portfolio, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to the VA U.S. Large Value Portfolio in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to the VA U.S. Large Value Portfolio arising from the Lawsuits. Until the VA U.S. Large Value Portfolio can do so, no reduction of the net asset value of the VA U.S. Large Value Portfolio will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the VA U.S. Large Value Portfolio's net asset value at this time.

   The VA U.S. Large Value Portfolio also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of the VA U.S. Large Value Portfolio will pay or receive, as the case may be, a price based on the net asset value of the VA U.S. Large Value Portfolio, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by the VA U.S. Large Value Portfolio as incurred and in a manner similar to any other expense incurred by the VA U.S. Large Value Portfolio.

N. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, VA International Value Portfolio, VA International Small Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio and DFA VA Global Moderate Allocation Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2015, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodians, brokers and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2015

                      RESULTS OF THE SHAREHOLDER MEETING

                                  (Unaudited)

On May 8, 2015 and June 10, 2015, DFA Investment Dimensions Group Inc. ("DFAIDG") held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DFAIDG and the Portfolios, including, among other items, the election of Directors, the approval of an updated investment management agreement, and the amendment of certain fundamental investment limitations. The shareholders of the Portfolios approved each of the applicable proposals for DFAIDG and the Portfolios presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by each Portfolio. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DFAIDG

Proposal 1: Election of Directors/Trustees*

                                            % Voted % FOR              % Voted  % WITHHOLD
                                   FOR        FOR   of O/S  WITHHOLD   WITHHOLD   of O/S
                              ------------- ------- ------ ----------- -------- ----------
(a) David G. Booth........... 9,813,303,615 98.22%  63.03% 178,323,699  1.78%     1.15%
(b) George M. Constantinides. 9,825,715,266 98.34%  63.11% 165,912,043  1.66%     1.07%
(c) John P. Gould............ 9,821,346,669 98.30%  63.09% 170,280,645  1.70%     1.09%
(d) Roger G. Ibbotson........ 9,825,084,982 98.33%  63.11% 166,542,033  1.67%     1.07%
(e) Edward P. Lazear......... 9,824,635,836 98.33%  63.11% 166,991,519  1.67%     1.07%
(f) Eduardo A. Repetto....... 9,836,468,256 98.45%  63.18% 155,159,090  1.55%     1.00%
(g) Myron S. Scholes......... 9,816,729,833 98.25%  63.06% 174,897,480  1.75%     1.12%
(h) Abbie J. Smith........... 9,806,645,531 98.15%  62.99% 184,978,779  1.85%     1.19%

*  Results are for all Portfolios within DFAIDG

DFA VA Global Moderate Allocation Portfolio

Proposal 1: Election of Directors/Trustees

                                        % Voted % FOR           % Voted  % WITHHOLD
                                 FOR      FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              --------- ------- ------ -------- -------- ----------
1A. David G. Booth........... 4,252,650 96.65%  62.48% 147,248   3.35%     2.16%
1B. George M. Constantinides. 4,252,650 96.65%  62.48% 147,248   3.35%     2.16%
1C. John P. Gould............ 4,252,650 96.65%  62.48% 147,248   3.35%     2.16%
1D. Roger G. Ibbotson........ 4,252,650 96.65%  62.48% 147,248   3.35%     2.16%
1E. Edward P. Lazear......... 4,252,650 96.65%  62.48% 147,248   3.35%     2.16%
1F. Eduardo A. Repetto....... 4,252,650 96.65%  62.48% 147,248   3.35%     2.16%
1G. Myron S. Scholes......... 4,252,650 96.65%  62.48% 147,248   3.35%     2.16%
1H. Abbie J. Smith........... 4,252,650 96.65%  62.48% 147,248   3.35%     2.16%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN
 FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S
 ---        ------- ------ ------- ------- --------- ------- ------- ---------
 4,193,514  95.31%  61.61% 147,198  3.35%    2.16%   59,186   1.35%    0.87%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN
 FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S
 ---        ------- ------ ------- ------- --------- ------- ------- ---------
 4,193,514  95.31%  61.61% 147,198  3.35%    2.16%   59,186   1.35%    0.87%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investments in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN
 FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S
 ---        ------- ------ ------- ------- --------- ------- ------- ---------
 4,193,514  95.31%  61.61% 147,198  3.35%    2.16%   59,186   1.35%    0.87%

VA Global Bond Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
1A. David G. Booth........... 15,478,567 97.96%  75.11% 322,783   2.04%     1.57%
1B. George M. Constantinides. 15,479,951 97.97%  75.12% 321,400   2.03%     1.56%
1C. John P. Gould............ 15,479,951 97.97%  75.12% 321,400   2.03%     1.56%
1D. Roger G. Ibbotson........ 15,479,951 97.97%  75.12% 321,400   2.03%     1.56%
1E. Edward P. Lazear......... 15,460,196 97.84%  75.02% 341,155   2.16%     1.66%
1F. Eduardo A. Repetto....... 15,478,567 97.96%  75.11% 322,783   2.04%     1.57%
1G. Myron S. Scholes......... 15,479,951 97.97%  75.12% 321,400   2.03%     1.56%
1H. Abbie J. Smith........... 15,279,803 96.70%  74.15% 521,547   3.30%     2.53%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN
 FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S
 ---         ------- ------ ------- ------- --------- ------- ------- ---------
 15,093,570  95.52%  73.24% 203,092  1.29%    0.99%   504,688  3.19%    2.45%

Proposal 3A: Approval of a New Sub-Advisory Agreement with DFA Australia Limited

             % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN
 FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S
 ---         ------- ------ ------- ------- --------- ------- ------- ---------
 15,089,734  95.50%  73.22% 203,092  1.29%    0.99%   508,524  3.22%    2.47%

Proposal 3B: Approval of a New Sub-Advisory Agreement with Dimensional Fund Advisors Ltd.

             % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN
 FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S
 ---         ------- ------ ------- ------- --------- ------- ------- ---------
 15,095,964  95.54%  73.25% 203,092  1.29%    0.99%   502,294  3.18%    2.44%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN
 FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S
 ---         ------- ------ ------- ------- --------- ------- ------- ---------
 15,079,380  95.43%  73.17% 196,155  1.24%    0.95%   525,815  3.33%    2.55%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investments in Commodities

             % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN
 FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S
 ---         ------- ------ ------- ------- --------- ------- ------- ---------
 15,054,591  95.27%  73.05% 245,119  1.55%    1.19%   501,641  3.17%    2.43%

VA International Small Portfolio

Proposal 1: Election of Directors/Trustees

                                        % Voted % FOR           % Voted  % WITHHOLD
                                 FOR      FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              --------- ------- ------ -------- -------- ----------
1A. David G. Booth........... 8,401,738 97.42%  67.57% 222,630   2.58%     1.79%
1B. George M. Constantinides. 8,402,505 97.43%  67.57% 221,863   2.57%     1.78%
1C. John P. Gould............ 8,402,505 97.43%  67.57% 221,863   2.57%     1.78%
1D. Roger G. Ibbotson........ 8,402,505 97.43%  67.57% 221,863   2.57%     1.78%
1E. Edward P. Lazear......... 8,384,482 97.22%  67.43% 239,886   2.78%     1.93%
1F. Eduardo A. Repetto....... 8,401,738 97.42%  67.57% 222,630   2.58%     1.79%
1G. Myron S. Scholes......... 8,402,505 97.43%  67.57% 221,863   2.57%     1.78%
1H. Abbie J. Smith........... 8,402,505 97.43%  67.57% 221,863   2.57%     1.78%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN
 FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S
 ---        ------- ------ ------- ------- --------- ------- ------- ---------
 8,179,841  94.85%  65.78% 130,769  1.52%    1.05%   313,757  3.64%    2.52%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN
 FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S
 ---        ------- ------ ------- ------- --------- ------- ------- ---------
 8,174,638  94.79%  65.74% 124,211  1.44%    1.00%   325,520  3.77%    2.62%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investments in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN
 FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S
 ---        ------- ------ ------- ------- --------- ------- ------- ---------
 8,142,587  94.41%  65.48% 200,888  2.33%    1.62%   280,892  3.26%    2.26%

VA International Value Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
1A. David G. Booth........... 10,746,887 97.68%  72.60% 254,774   2.32%     1.72%
1B. George M. Constantinides. 10,775,200 97.94%  72.79% 226,462   2.06%     1.53%
1C. John P. Gould............ 10,774,808 97.94%  72.78% 226,853   2.06%     1.53%
1D. Roger G. Ibbotson........ 10,775,200 97.94%  72.79% 226,462   2.06%     1.53%
1E. Edward P. Lazear......... 10,774,808 97.94%  72.78% 226,853   2.06%     1.53%
1F. Eduardo A. Repetto....... 10,747,279 97.69%  72.60% 254,383   2.31%     1.72%
1G. Myron S. Scholes......... 10,774,808 97.94%  72.78% 226,853   2.06%     1.53%
1H. Abbie J. Smith........... 10,775,200 97.94%  72.79% 226,462   2.06%     1.53%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN
 FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S
 ---         ------- ------ ------- ------- --------- ------- ------- ---------
 10,399,037  94.52%  70.25% 237,007  2.15%    1.60%   365,617  3.32%    2.47%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN
 FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S
 ---         ------- ------ ------- ------- --------- ------- ------- ---------
 10,441,826  94.91%  70.53% 169,524  1.54%    1.15%   390,312  3.55%    2.64%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investments in Commodities

             % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN
 FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S
 ---         ------- ------ ------- ------- --------- ------- ------- ---------
 10,395,629  94.49%  70.22% 242,435  2.20%    1.64%   363,597  3.30%    2.46%

VA Short-Term Fixed Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
1A. David G. Booth........... 13,352,307 98.54%  78.08% 197,824   1.46%     1.16%
1B. George M. Constantinides. 13,353,598 98.55%  78.09% 196,533   1.45%     1.15%
1C. John P. Gould............ 13,346,883 98.50%  78.05% 203,248   1.50%     1.19%
1D. Roger G. Ibbotson........ 13,346,883 98.50%  78.05% 203,248   1.50%     1.19%
1E. Edward P. Lazear......... 13,353,598 98.55%  78.09% 196,533   1.45%     1.15%
1F. Eduardo A. Repetto....... 13,352,307 98.54%  78.08% 197,824   1.46%     1.16%
1G. Myron S. Scholes......... 13,346,883 98.50%  78.05% 203,248   1.50%     1.19%
1H. Abbie J. Smith........... 13,353,598 98.55%  78.09% 196,533   1.45%     1.15%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN
 FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S
 ---         ------- ------ ------- ------- --------- ------- ------- ---------
 12,952,000  95.59%  75.74% 107,104  0.79%    0.63%   491,037  3.62%    2.87%

Proposal 3A: Approval of a New Sub-Advisory Agreement with DFA Australia Limited

             % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN
 FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S
 ---         ------- ------ ------- ------- --------- ------- ------- ---------
 12,954,811  95.61%  75.76% 118,647  0.88%    0.69%   476,684  3.52%    2.79%

Proposal 3B: Approval of a New Sub-Advisory Agreement with Dimensional Fund Advisors Ltd.

             % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN
 FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S
 ---         ------- ------ ------- ------- --------- ------- ------- ---------
 12,964,587  95.68%  75.82% 118,647  0.88%    0.69%   466,907  3.45%    2.73%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN
 FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S
 ---         ------- ------ ------- ------- --------- ------- ------- ---------
 12,992,421  95.88%  75.98% 68,757   0.51%    0.40%   488,963  3.61%    2.86%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investments in Commodities

             % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN
 FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S
 ---         ------- ------ ------- ------- --------- ------- ------- ---------
 12,934,814  95.46%  75.64% 119,845  0.88%    0.70%   495,483  3.66%    2.90%

Proposal 6: Approval of an Amendment to the Fundamental Investment Limitation Regarding Industry Concentration

             % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN
 FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S
 ---         ------- ------ ------- ------- --------- ------- ------- ---------
 12,970,028  95.72%  75.85% 111,723  0.82%    0.65%   468,389  3.46%    2.74%

VA U.S. Large Value Portfolio

Proposal 1: Election of Directors/Trustees

                                        % Voted % FOR           % Voted  % WITHHOLD
                                 FOR      FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              --------- ------- ------ -------- -------- ----------
1A. David G. Booth........... 8,466,973 96.94%  78.18% 266,933   3.06%     2.46%
1B. George M. Constantinides. 8,505,722 97.39%  78.54% 228,184   2.61%     2.11%
1C. John P. Gould............ 8,505,722 97.39%  78.54% 228,184   2.61%     2.11%
1D. Roger G. Ibbotson........ 8,505,722 97.39%  78.54% 228,184   2.61%     2.11%
1E. Edward P. Lazear......... 8,505,722 97.39%  78.54% 228,184   2.61%     2.11%
1F. Eduardo A. Repetto....... 8,466,973 96.94%  78.18% 266,933   3.06%     2.46%
1G. Myron S. Scholes......... 8,505,722 97.39%  78.54% 228,184   2.61%     2.11%
1H. Abbie J. Smith........... 8,505,722 97.39%  78.54% 228,184   2.61%     2.11%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN
 FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S
 ---        ------- ------ ------- ------- --------- ------- ------- ---------
 8,297,993  95.01%  76.62% 54,261   0.62%    0.50%   381,651  4.37%    3.52%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investments in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN
 FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S
 ---        ------- ------ ------- ------- --------- ------- ------- ---------
 8,191,778  93.79%  75.64% 177,996  2.04%    1.64%   364,132  4.17%    3.36%

VA U.S. Targeted Value Portfolio

Proposal 1: Election of Directors/Trustees

                                        % Voted % FOR           % Voted  % WITHHOLD
                                 FOR      FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              --------- ------- ------ -------- -------- ----------
1A. David G. Booth........... 6,805,443 97.85%  59.61% 149,695   2.15%     1.31%
1B. George M. Constantinides. 6,805,443 97.85%  59.61% 149,695   2.15%     1.31%
1C. John P. Gould............ 6,805,443 97.85%  59.61% 149,695   2.15%     1.31%
1D. Roger G. Ibbotson........ 6,805,443 97.85%  59.61% 149,695   2.15%     1.31%
1E. Edward P. Lazear......... 6,805,443 97.85%  59.61% 149,695   2.15%     1.31%
1F. Eduardo A. Repetto....... 6,805,443 97.85%  59.61% 149,695   2.15%     1.31%
1G. Myron S. Scholes......... 6,805,443 97.85%  59.61% 149,695   2.15%     1.31%
1H. Abbie J. Smith........... 6,803,702 97.82%  59.60% 151,436   2.18%     1.33%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN
 FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S
 ---        ------- ------ ------- ------- --------- ------- ------- ---------
 6,549,225  94.16%  57.37% 73,909   1.06%    0.65%   332,004  4.77%    2.91%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investments in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN
 FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S
 ---        ------- ------ ------- ------- --------- ------- ------- ---------
 6,532,193  93.92%  57.22% 91,085   1.31%    0.80%   331,860  4.77%    2.91%

                                FUND MANAGEMENT

                                  (Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2015.

Each Board's Nominating Committee is composed of George M. Constantinides, John
P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2015.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is composed of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were three Strategy Committee meetings held during the fiscal year ended October 31, 2015.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

      Name, Position          Term of Office/1/
 with the Fund, Address and     and Length of       Principal Occupation(s) During Past 5 Years and
       Year of Birth               Service           Other Directorships of Public Companies Held
-------------------------------------------------------------------------------------------------------

------------------------------------------------
George M. Constantinides      DFAIDG-Since 1983  Leo Melamed Professor of Finance, University of
Director of DFAIDG and DIG.   DIG-Since 1993     Chicago Booth School of Business.
Trustee of DFAITC and DEM.    DFAITC-Since 1992
The University of Chicago     DEM-Since 1993
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
1947
-------------------------------------------------------------------------------------------------------
John P. Gould                 DFAIDG-Since 1986  Steven G. Rothmeier Professor and Distinguished
Director of DFAIDG and DIG.   DIG-Since 1993     Service Professor of Economics, University of
Trustee of DFAITC and DEM     DFAITC-Since 1992  Chicago Booth School of Business (since 1965).
The University of Chicago     DEM-Since 1993     Member and Chair, Competitive Markets Advisory
Booth School of Business                         Council, Chicago Mercantile Exchange (futures
5807 S. Woodlawn Avenue                          trading exchange) (since 2004). Trustee, Harbor
Chicago, IL 60637 1939                           Fund (registered investment company)
                                                 (29 Portfolios) (since 1994). Formerly, Member of the
                                                 Board of Milwaukee Insurance Company
                                                 (1997-2010).
-------------------------------------------------------------------------------------------------------
Roger G. Ibbotson             DFAIDG-Since 1981  Professor in Practice of Finance, Yale School of
Director of DFAIDG and DIG.   DIG-Since 1993     Management (since 1984). Chairman, CIO and
Trustee of DFAITC and DEM.    DFAITC-Since 1992  Partner, Zebra Capital Management, LLC (hedge
Yale School of Management     DEM-Since 1993     fund and asset manager) (since 2001). Consultant to
P.O. Box 208200                                  Morningstar Inc. (since 2006). Formerly, Director,
New Haven, CT 06520-8200                         BIRR Portfolio Analysis, Inc. (software products)
1943                                             (1990-2010).
-------------------------------------------------------------------------------------------------------
Edward P. Lazear              DFAIDG-Since 2010  Morris Arnold Cox Senior Fellow, Hoover Institution
Director of DFAIDG and DIG.   DIG-Since 2010     (since 2002). Jack Steele Parker Professor of
Trustee of DFAITC and DEM.    DFAITC-Since 2010  Human Resources Management and Economics,
Stanford University Graduate  DEM-Since 2010     Graduate School of Business, Stanford University
School of Business                               (since 1995). Cornerstone Research (expert
518 Memorial Way                                 testimony and economic and financial analysis)
Stanford, CA 94305-5015                          (since 2009). Formerly, Chairman of the President
1948                                             George W. Bush's Council of Economic Advisers
                                                 (2006-2009). Formerly, Council of Economic
                                                 Advisors, State of California (2005-2006). Formerly,
                                                 Commissioner, White House Panel on Tax
                                                 Reform (2005)
-------------------------------------------------------------------------------------------------------
Myron S. Scholes              DFAIDG-Since 1981  Chief Investment Strategist, Janus Capital Group
Director of DFAIDG and DIG.   DIG-Since 1993     Inc. (since 2014). Frank E. Buck Professor of
Trustee of DFAITC and DEM.    DFAITC-Since 1992  Finance Emeritus, Graduate School of Business,
c/o Dimensional Fund          DEM-Since 1993     Stanford University (since 1981). Chairman,
Advisors, LP                                     Ruapay Inc. (since 2013). Formerly, Chairman,
6300 Bee Cave Road                               Platinum Grove Asset Management, L.P. (hedge
Building 1 Austin, TX 78746                      fund) (formerly, Oak Hill Platinum Partners)
1941                                             (1999-2009). Formerly, Director, American Century
                                                 Fund Complex (registered investment companies)
                                                 (43 Portfolios) (1980-2014).
-------------------------------------------------------------------------------------------------------
Abbie J. Smith                DFAIDG-Since 2000  Boris and Irene Stern Distinguished Service
Director of DFAIDG and DIG.   DIG-Since 2000     Professor of Accounting, University of Chicago Booth
Trustee of DFAITC and DEM.    DFAITC-Since 2000  School of Business (since 1980). Director, HNI
The University of Chicago     DEM-Since 2000     Corporation (formerly known as HON Industries Inc.)
Booth School of Business                         (office furniture) (since 2000). Director, Ryder
5807 S. Woodlawn                                 System Inc. (transportation, logistics and
Avenue Chicago, IL 60637                         supply-chain management) (since 2003). Trustee,
1953                                             UbS Funds (4 investment companies within the fund
                                                 complex) (33 portfolios) (since 2009). Formerly,
                                                 Co-Director Investment Research, Fundamental
                                                 Investment Advisors (hedge fund) (2008-2011).

Portfolios within the DFA
    Fund Complex/2/           Principal Occupation(s) During Past 5 Years and
        Overseen               Other Directorships of Public Companies Held
---------------------------------------------------------------------------------
Disinterested Trustees/Directors
----------------------------------------------------------------------------------
  122 portfolios in 4      Leo Melamed Professor of Finance, University of
  investment companies     Chicago Booth School of Business.






---------------------------------------------------------------------------------
  122 portfolios in 4      Steven G. Rothmeier Professor and Distinguished
  investment companies     Service Professor of Economics, University of
 Chicago Booth School of Business (since 1965).
 Member and Chair, Competitive Markets Advisory
 Council, Chicago Mercantile Exchange (futures
 trading exchange) (since 2004). Trustee, Harbor
 Fund (registered investment company)
                           (29 Portfolios) (since 1994). Formerly, Member of the
                           Board of Milwaukee Insurance Company
                           (1997-2010).
---------------------------------------------------------------------------------
  122 portfolios in 4      Professor in Practice of Finance, Yale School of
  investment companies     Management (since 1984). Chairman, CIO and
 Partner, Zebra Capital Management, LLC (hedge
 fund and asset manager) (since 2001). Consultant to
 Morningstar Inc. (since 2006). Formerly, Director,
 BIRR Portfolio Analysis, Inc. (software products)
 (1990-2010).
---------------------------------------------------------------------------------
  122 portfolios in 4      Morris Arnold Cox Senior Fellow, Hoover Institution
  investment companies     (since 2002). Jack Steele Parker Professor of
 Human Resources Management and Economics,
 Graduate School of Business, Stanford University
 (since 1995). Cornerstone Research (expert
 testimony and economic and financial analysis)
 (since 2009). Formerly, Chairman of the President
 George W. Bush's Council of Economic Advisers
                           (2006-2009). Formerly, Council of Economic
                           Advisors, State of California (2005-2006). Formerly,
                           Commissioner, White House Panel on Tax
                           Reform (2005)
---------------------------------------------------------------------------------
  122 portfolios in 4      Chief Investment Strategist, Janus Capital Group
  investment companies     Inc. (since 2014). Frank E. Buck Professor of
 Finance Emeritus, Graduate School of Business,
 Stanford University (since 1981). Chairman,
 Ruapay Inc. (since 2013). Formerly, Chairman,
 Platinum Grove Asset Management, L.P. (hedge
 fund) (formerly, Oak Hill Platinum Partners)
 (1999-2009). Formerly, Director, American Century
                           Fund Complex (registered investment companies)
                           (43 Portfolios) (1980-2014).
---------------------------------------------------------------------------------
  122 portfolios in 4      Boris and Irene Stern Distinguished Service
  investment companies     Professor of Accounting, University of Chicago Booth
 School of Business (since 1980). Director, HNI
 Corporation (formerly known as HON Industries Inc.)
 (office furniture) (since 2000). Director, Ryder
 System Inc. (transportation, logistics and
 supply-chain management) (since 2003). Trustee,
 UbS Funds (4 investment companies within the fund
                           complex) (33 portfolios) (since 2009). Formerly,
                           Co-Director Investment Research, Fundamental
                           Investment Advisors (hedge fund) (2008-2011).

      Name, Position         Term of Office/1/  Portfolios within the DFA
with the Fund, Address and     and Length of        Fund Complex/2/          Principal Occupation(s) During Past 5 Years and
       Year of Birth              Service               Overseen               Other Directorships of Public Companies Held
--------------------------------------------------------------------------------------------------------------------------------
                                                Interested Trustees/Directors*
--------------------------------------------------------------------------------------------------------------------------------
David G. Booth               DFAIDG-Since 1981    122 portfolios in 4      Chairman, Director/Trustee, President, Co-Chief
Chairman, Director/Trustee,  DIG-Since 1992       investment companies     Executive Officer and formerly, Chief Executive
President and Co-Chief       DFAITC-Since 1992                             Officer (until 1/1/2010) of the following companies:
Executive Officer            DEM-Since 1993                                Dimensional Holdings Inc., Dimensional Fund
6300 Bee Cave Road,                                                        Advisors LP, DFA Securities LLC, DEM, DFAIDG,
Building One                                                               DIG and DFAITC (collectively, the "DFA Entities").
Austin, TX 78746                                                           Director of Dimensional Fund Advisors Ltd. and
1946                                                                       formerly, Chief Investment Officer. Director of DFA
                                                                           Australia Limited and formerly, President and Chief
                                                                           Investment Officer. Director of Dimensional Advisors
                                                                           Ltd., Dimensional Funds plc and Dimensional Funds
                                                                           II plc. Formerly, President, Dimensional SmartNest
                                                                           (US) LLC (2009-2014). Formerly, Limited Partner,
                                                                           Oak Hill Partners (20012010). Limited Partner, vSc
                                                                           Investors, LLC (since 2007). Trustee, University of
                                                                           Chicago. Trustee, University of Kansas Endowment
                                                                           Association. Formerly, Director, SA Funds
                                                                           (registered investment company). Chairman, Director
                                                                           and CoChief Executive Officer of Dimensional Fund
                                                                           Advisors Canada ULC. Director and President (since
                                                                           2012) of Dimensional Japan Ltd. Chairman, Director,
                                                                           President and Co-Chief Executive Officer of
                                                                           Dimensional Cayman Commodity Fund I Ltd.
                                                                           (since 2010).
--------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto           DFAIDG-Since 2009    122 portfolios in 4      Co-Chief Executive Officer (beginning January
Director/Trustee, Co-Chief   DIG-Since 2009       investment companies     2010), Co-Chief Investment Officer (since June
Executive Officer and        DFAITC-Since 2009                             2014), Director/Trustee, and formerly, Chief
Co-Chief Investment Officer  DEM-Since 2009                                Investment Officer (March 2007-June 2014) of the
6300 Bee Cave Road,                                                        DFA Entities. Director, Co-Chief Executive Officer
Building One                                                               and Chief Investment Officer (since 2010) of
Austin, TX 78746                                                           Dimensional Cayman Commodity Fund I Ltd.
1967                                                                       Director, Co-Chief Executive Officer, President and
                                                                           Co-Chief Investment Officer of Dimensional Fund
                                                                           Advisors Canada ULC and formerly, Chief
                                                                           Investment Officer (until April 2014). Co-Chief
                                                                           Investment Officer, Vice President, and Director of
                                                                           DFA Australia Limited and formerly, Chief
                                                                           Investment Officer (until April 2014). Director of
                                                                           Dimensional Fund Advisors Ltd., Dimensional Funds
                                                                           plc, Dimensional Funds II plc and Dimensional
                                                                           Advisors Ltd. Formerly, Vice President of the DFA
                                                                           Entities and Dimensional Fund Advisors Canada
                                                                           ULC. Director and Chief Investment Officer (since
                                                                           December 2012) of Dimensional Japan Ltd.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes DFAIDG, DIG; DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

Officers

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                             Term of Office/1/
                                              and Length of
Name and Year of Birth       Position            Service               Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------
  April A. Aandal       Vice President         Since 2008       Vice President of all the DFA Entities.
  1963
-----------------------------------------------------------------------------------------------------------------------
  Robyn G. Alcorta      Vice President         Since 2012       Vice President of all the DFA Entities. Formerly, Vice
  1974                                                          President, Business Development at Capson
                                                                Physicians Insurance Company (2010-2012); Vice
                                                                President at Charles Schwab (2007-2010).
-----------------------------------------------------------------------------------------------------------------------
  Darryl D. Avery       Vice President         Since 2005       Vice President of all the DFA Entities.
  1966
-----------------------------------------------------------------------------------------------------------------------
  Arthur H. Barlow      Vice President         Since 1993       Vice President of all the DFA Entities. Director and
  1955                                                          Managing Director of Dimensional Fund Advisors Ltd
                                                                (since September 2013).
-----------------------------------------------------------------------------------------------------------------------
  Peter Bergan          Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
  1974                                                          Senior Infrastructure Manager for Dimensional Fund
                                                                Advisors LP (January 2011-January 2014); Partner
                                                                at Stonehouse Consulting (2010).
-----------------------------------------------------------------------------------------------------------------------
  Lana Bergstein        Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
  1974                                                          Client Service Manager for Dimensional Fund
                                                                Advisors LP (February 2008-January 2014).
-----------------------------------------------------------------------------------------------------------------------
  Stanley W. Black      Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
  1970                                                          Senior Research Associate (January 2012-January
                                                                2014) and Research Associate (2006-2011) for
                                                                Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------------
  Aaron T. Borders      Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
  1973                                                          Regional Director for Dimensional Fund Advisors LP
                                                                (April 2008-January 2014).
-----------------------------------------------------------------------------------------------------------------------
  Scott A. Bosworth     Vice President         Since 2007       Vice President of all the DFA Entities.
  1968
-----------------------------------------------------------------------------------------------------------------------
  Valerie A. Brown      Vice President and     Since 2001       Vice President and Assistant Secretary of all the
  1967                  Assistant Secretary                     DFA Entities, DFA Australia Limited, Dimensional
                                                                Fund Advisors Ltd., Dimensional Cayman
                                                                Commodity Fund I Ltd., Dimensional Fund Advisors
                                                                Pte. and Dimensional Hong Kong Limited. Director,
                                                                Vice President and Assistant Secretary of
                                                                Dimensional Fund Advisors Canada ULC.
-----------------------------------------------------------------------------------------------------------------------
  David P. Butler       Vice President         Since 2007       Vice President of all the DFA Entities. Head of
  1964                                                          Global Financial Services for Dimensional Fund
                                                                Advisors LP (since 2008).
-----------------------------------------------------------------------------------------------------------------------
  Douglas M. Byrkit     Vice President         Since 2012       Vice President of all the DFA Entities. Formerly,
  1970                                                          Regional Director for Dimensional Fund Advisors LP
                                                                (December 2010-January 2012); Regional Director
                                                                at Russell Investments (April 2006-December 2010).
-----------------------------------------------------------------------------------------------------------------------
  Hunt M. Cairns        Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
  1973                                                          Regional Director (January 2010-January 2014) and
                                                                Senior Associate (July 2008-December 2009) for
                                                                Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------------
  Dennis M.             Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
  Chamberlain                                                   Regional Director (January 2012-January 2015) for
  1972                                                          Dimensional Fund Advisors LP; Principal for
                                                                Chamberlain Financial Group (October 2010-
                                                                December 2011); Wealth Management Consultant
                                                                for Saybrus Partners (May 2008-October 2010).
-----------------------------------------------------------------------------------------------------------------------

                                            Term of Office/1/
                                             and Length of
Name and Year of Birth       Position           Service              Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------------
 Ryan J. Chaplinski     Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
 1971                                                          Regional Director (June 2011-January 2015) for
                                                               Dimensional Fund Advisors LP; Sales Executive for
                                                               Vanguard (2004-June 2011).
---------------------------------------------------------------------------------------------------------------------
 James G. Charles       Vice President        Since 2011       Vice President of all the DFA Entities. Formerly,
 1956                                                          Regional Director for Dimensional Fund Advisors LP
                                                               (2008-2010).
---------------------------------------------------------------------------------------------------------------------
 Joseph H. Chi          Vice President        Since 2009       Vice President of all the DFA Entities. Co-Head of
 1966                                                          Portfolio Management (since March 2012) and
                                                               Senior Portfolio Manager (since January 2012) for
                                                               Dimensional Fund Advisors LP. Formerly, Portfolio
                                                               Manager for Dimensional Fund Advisors LP
                                                               (October 2005 to January 2012).
---------------------------------------------------------------------------------------------------------------------
 Pil Sun Choi           Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
 1972                                                          Counsel for Dimensional Fund Advisors LP (April
                                                               2012-January 2014); Vice President and Counsel for
                                                               AllianceBernstein L.P. (2006-2012).
---------------------------------------------------------------------------------------------------------------------
 Stephen A. Clark       Vice President        Since 2004       Vice President of all the DFA Entities, DFA Australia
 1972                                                          Limited and Dimensional Fund Advisors Canada
                                                               ULC. Head of Global Institutional Services for
                                                               Dimensional Fund Advisors LP (since January
                                                               2014). Formerly, Head of Institutional, North America
                                                               (March 2012 to December 2013) and Head of
                                                               Portfolio Management (January 2006 to March 2012)
                                                               for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
 Matt B. Cobb           Vice President        Since 2013       Vice President of all the DFA Entities. Formerly,
 1971                                                          Regional Director for Dimensional Fund Advisors LP
                                                               (September 2011-March 2013); Vice President at
                                                               MullinTBG (2005-2011).
---------------------------------------------------------------------------------------------------------------------
 Rose C. Cooke          Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
 1971                                                          Regional Director for Dimensional Fund Advisors LP
                                                               (August 2010-March 2014); Vice President, Sales
                                                               and Business Development at AdvisorsIG (PPMG)
                                                               (2009-2010); Vice President at Credit Suisse
                                                               (2007-2009).
---------------------------------------------------------------------------------------------------------------------
 Ryan Cooper            Vice President        Since 2013       Vice President of all the DFA Entities. Formerly,
 1979                                                          Regional Director for Dimensional Fund Advisors LP
                                                               (2003-March 2014).
---------------------------------------------------------------------------------------------------------------------
 Jeffrey D. Cornell     Vice President        Since 2012       Vice President of all the DFA Entities. Formerly,
 1976                                                          Regional Director for Dimensional Fund Advisors LP
                                                               (August 2002-January 2012).
---------------------------------------------------------------------------------------------------------------------
 Robert P. Cornell      Vice President        Since 2007       Vice President of all the DFA Entities.
 1949
---------------------------------------------------------------------------------------------------------------------
 George H. Crane        Vice President        Since 2010       Vice President of all the DFA Entities. Formerly,
 1955                                                          Senior Vice President and Managing Director at
                                                               State Street Bank & Trust Company (2007-2008).
---------------------------------------------------------------------------------------------------------------------
 Christopher S.         Vice President and    Since 2004       Vice President and Global Chief Compliance Officer
 Crossan                Global Chief                           of all the DFA Entities, DFA Australia Limited and
 1965                   Compliance Officer                     Dimensional Fund Advisors Ltd. Vice President,
                                                               Chief Compliance Officer and Chief Privacy Officer
                                                               of Dimensional Fund Advisors Canada ULC.
                                                               Formerly, Vice President and Global Chief
                                                               Compliance Officer for Dimensional SmartNest (US)
                                                               LLC (October 2010-2014).
---------------------------------------------------------------------------------------------------------------------
 John Dashtara          Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
 1980                                                          Regional Director (July 2013-January 2015) for
                                                               Dimensional Fund Advisors LP; Relationship
                                                               Manager for Blackrock, Inc. (July 2011-July
                                                               2013);Vice President for Towers Watson (formerly,
                                                               WellsCanning) (June 2009-July 2011).
---------------------------------------------------------------------------------------------------------------------
 James L. Davis         Vice President        Since 1999       Vice President of all the DFA Entities.
 1956

                                             Term of Office/1/
                                              and Length of
Name and Year of Birth       Position            Service              Principal Occupation During Past 5 Years
----------------------------------------------------------------------------------------------------------------------
 Robert T. Deere        Vice President         Since 1994       Vice President of all the DFA Entities, DFA Australia
 1957                                                           Limited and Dimensional Fund Advisors Canada
                                                                ULC.
----------------------------------------------------------------------------------------------------------------------
 Johnathon K.           Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
 DeKinder                                                       Regional Director (January 2012-January 2014) and
 1979                                                           Senior Associate (August 2010-December 2011) for
                                                                Dimensional Fund Advisors LP; MBA and MPA at
                                                                the University of Texas at Austin (August 2007-
                                                                May 2010).
----------------------------------------------------------------------------------------------------------------------
 Mark J. Dennis         Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
 1976                                                           Regional Director (May 2011-January 2015) for
                                                                Dimensional Fund Advisors LP; Vice President,
                                                                Portfolio Specialist (January 2007-May 2011) for
                                                                Morgan Stanley Investment Management.
----------------------------------------------------------------------------------------------------------------------
 Massimiliano           Vice President         Since 2015       Vice President of all DFA Entities. Formerly, Senior
 DeSantis                                                       Associate, Research (November 2012-January
 1971                                                           2015) for Dimensional Fund Advisors LP; Senior
                                                                Consultant, NERA Economic Consulting, New York
                                                                (May 2010-November 2012).
----------------------------------------------------------------------------------------------------------------------
 Peter F. Dillard       Vice President         Since 2010       Vice President of all the DFA Entities. Formerly,
 1972                                                           Research Associate (August 2008-March 2010) and
                                                                Research Assistant (April 2006-August 2008) for
                                                                Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
 Robert W. Dintzner     Vice President         Since 2001       Vice President of all the DFA Entities.
 1970
----------------------------------------------------------------------------------------------------------------------
 Karen M. Dolan         Vice President         Since 2014       Vice President of all the DFA Entities. Head of
 1979                                                           Marketing for Dimensional Fund Advisors LP (since
                                                                February 2013). Formerly, Senior Manager of
                                                                Research and Marketing for Dimensional Fund
                                                                Advisors LP (June 2012-January 2013); Director of
                                                                Mutual Fund Analysis at Morningstar (January 2008-
                                                                May 2012).
----------------------------------------------------------------------------------------------------------------------
 L. Todd Erskine        Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
 1959                                                           Regional Director (May 2008-January 2015) for
                                                                Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
 Richard A. Eustice     Vice President and     Since 1998       Vice President and Assistant Secretary of all the
 1965                   Assistant Secretary                     DFA Entities and DFA Australia Limited. Chief
                                                                Operating Officer for Dimensional Fund Advisors
                                                                Pte. Ltd. (since April 2013). Formerly, Chief
                                                                Operating Officer for Dimensional Fund Advisors Ltd.
                                                                (July 2008-March 2013).
----------------------------------------------------------------------------------------------------------------------
 Gretchen A. Flicker    Vice President         Since 2004       Vice President of all the DFA Entities.
 1971
----------------------------------------------------------------------------------------------------------------------
 Jed S. Fogdall         Vice President         Since 2008       Vice President of all the DFA Entities. Co-Head of
 1974                                                           Portfolio Management (since March 2012) and
                                                                Senior Portfolio Manager (since January 2012) of
                                                                Dimensional Fund Advisors LP. Formerly, Portfolio
                                                                Manager of Dimensional Fund Advisors LP
                                                                (September 2004-January 2012).
----------------------------------------------------------------------------------------------------------------------
 Edward A. Foley        Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
 1976                                                           Regional Director for Dimensional Fund Advisors LP
                                                                (August 2011-January 2014); Senior Vice President
                                                                of First Trust Advisors L.P. (2007-July 2011).
----------------------------------------------------------------------------------------------------------------------
 Deborah J.G. Foster    Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
 1959                                                           Senior Associate (May 2011-January 2015) and
                                                                Marketing Officer (April 2002-April 2011) for
                                                                Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
 Jeremy P. Freeman      Vice President         Since 2009       Vice President of all the DFA Entities.
 1970

                                            Term of Office/1/
                                             and Length of
Name and Year of Birth       Position           Service               Principal Occupation During Past 5 Years
----------------------------------------------------------------------------------------------------------------------
 Kimberly A.            Vice President        Since 2015       Vice President of all the DFA Entities. Formerly, Vice
 Ginsburg                                                      President for Dimensional SmartNest (US) LLC
 1970                                                          (January 2012-November 2014); Senior Vice
                                                               President for Morningstar (July 2004-July 2011).
----------------------------------------------------------------------------------------------------------------------
 Mark R. Gochnour       Vice President        Since 2007       Vice President of all the DFA Entities.
 1967
----------------------------------------------------------------------------------------------------------------------
 Tom M. Goodrum         Vice President        Since 2012       Vice President of all the DFA Entities. Formerly,
 1968                                                          Managing Director at BlackRock (2004-January
                                                               2012).
----------------------------------------------------------------------------------------------------------------------
 Henry F. Gray          Vice President        Since 2000       Vice President of all the DFA Entities.
 1967
----------------------------------------------------------------------------------------------------------------------
 John T. Gray           Vice President        Since 2007       Vice President of all the DFA Entities.
 1974
----------------------------------------------------------------------------------------------------------------------
 Christian Gunther      Vice President        Since 2011       Vice President of all the DFA Entities. Senior Trader
 1975                                                          for Dimensional Fund Advisors LP (since 2012).
                                                               Formerly, Senior Trader (2009-2012).
----------------------------------------------------------------------------------------------------------------------
 Robert W. Hawkins      Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
 1974                                                          Counsel for Dimensional Fund Advisors LP (January
                                                               2011-January 2014); Vice President and Senior
                                                               Counsel for State Street Global Advisors (November
                                                               2008-January 2011).
----------------------------------------------------------------------------------------------------------------------
 Joel H. Hefner         Vice President        Since 2007       Vice President of all the DFA Entities.
 1967
----------------------------------------------------------------------------------------------------------------------
 Kevin B. Hight         Vice President        Since 2005       Vice President of all the DFA Entities.
 1967
----------------------------------------------------------------------------------------------------------------------
 Gregory K. Hinkle      Vice President and    Since 2015       Vice President and Controller of all the DFA Entities.
 1958                   Controller                             Formerly, Vice President of T. Rowe Price Group,
                                                               Inc. and Director of Investment Treasury and
                                                               Treasurer of the T. Rowe Price Funds (March 2008-
                                                               July 2015).
----------------------------------------------------------------------------------------------------------------------
 Christine W. Ho        Vice President        Since 2004       Vice President of all the DFA Entities.
 1967
----------------------------------------------------------------------------------------------------------------------
 Michael C. Horvath     Vice President        Since 2011       Vice President of all the DFA Entities. Formerly,
 1960                                                          Managing Director, Co-Head Global Consultant
                                                               Relations at BlackRock (2004-2011).
----------------------------------------------------------------------------------------------------------------------
 Mark A. Hunter         Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
 1971                                                          Senior Compliance Officer (November 2010-January
                                                               2015) for Dimensional Fund Advisors LP; Senior
                                                               Compliance Manager for Janus Capital Group, Inc.
                                                               (March 2004-November 2010).
----------------------------------------------------------------------------------------------------------------------
 Jeff J. Jeon           Vice President        Since 2004       Vice President of all the DFA Entities and
 1973                                                          Dimensional Cayman Commodity Fund I Ltd.
----------------------------------------------------------------------------------------------------------------------
 Garret D. Jones        Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
 1971                                                          Manager of Sales and Marketing Systems (January
                                                               2011-January 2014) and Project Manager (2007-
                                                               2010) for Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
 Stephen W. Jones       Vice President        Since 2012       Vice President of all the DFA Entities. Formerly,
 1968                                                          Facilities Manager for Dimensional Fund Advisors
                                                               LP (October 2008-January 2012).
----------------------------------------------------------------------------------------------------------------------
 Scott P. Kaup          Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
 1975                                                          Senior Manager, Investment Operations (January
                                                               2014-January 2015) and Investment Operations
                                                               Manager (May 2008-January 2014) for Dimensional
                                                               Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
 David M. Kavanaugh     Vice President        Since 2014       Vice President of all the DFA Entities. Head of
 1978                                                          Operations for Financial Advisor Services for
                                                               Dimensional Fund Advisors LP (since July 2014).
                                                               Formerly, Counsel of Dimensional Fund Advisors LP
                                                               (August 2011-January 2014); Associate at Andrews
                                                               Kurth LLP (2006-2011).

                                        Term of Office/1/
                                         and Length of
Name and Year of Birth     Position         Service               Principal Occupation During Past 5 Years
------------------------------------------------------------------------------------------------------------------
 Patrick M. Keating     Vice President    Since 2003       Vice President of DFAIDG, DIG, DFAITC, DEM,
 1954                                                      Dimensional Holdings Inc., Dimensional Fund
                                                           Advisors LP. Formerly, Vice President of DFA
                                                           Securities LLC, Dimensional Cayman Commodity
                                                           Fund I Ltd. and Dimensional Advisors Ltd (until
                                                           February 2015); Chief Operating Officer of
                                                           Dimensional Holdings Inc., DFA Securities LLC,
                                                           Dimensional Fund Advisors LP, Dimensional
                                                           Cayman Commodity Fund I Ltd., Dimensional
                                                           Advisors Ltd. and Dimensional Fund Advisors Pte.
                                                           Ltd. (until February 2015); Director, Vice President,
                                                           and Chief Privacy Officer of Dimensional Fund
                                                           Advisors Canada ULC (until February 2015); Director
                                                           of DFA Australia Limited, Dimensional Fund
                                                           Advisors Ltd. and Dimensional Advisors Ltd. (until
                                                           February 2015); Director and Vice President of
                                                           Dimensional Hong Kong Limited and Dimensional
                                                           Fund Advisors Pte. Ltd. (until February 2015); and
                                                           Director, Vice President and Chief Operating Officer
                                                           of Dimensional Japan Ltd. (until May 2015).
------------------------------------------------------------------------------------------------------------------
 Andrew K. Keiper       Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
 1977                                                      Regional Director for Dimensional Fund Advisors LP
                                                           (October 2004-January 2013).
------------------------------------------------------------------------------------------------------------------
 Glenn E. Kemp          Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
 1948                                                      Regional Director for Dimensional Fund Advisors LP
                                                           (April 2006-January 2012).
------------------------------------------------------------------------------------------------------------------
 David M. Kershner      Vice President    Since 2010       Vice President of all the DFA Entities. Portfolio
 1971                                                      Manager for Dimensional Fund Advisors LP (since
                                                           June 2004).
------------------------------------------------------------------------------------------------------------------
 Kimberly L. Kiser      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
 1972                                                      Creative Director for Dimensional Fund Advisors LP
                                                           (September 2012-January 2014); Vice President and
                                                           Global Creative Director at Morgan Stanley
                                                           (2007-2012); Visiting Assistant Professor, Graduate
                                                           Communications Design at Pratt Institute
                                                           (2004-2012).
------------------------------------------------------------------------------------------------------------------
 Timothy R. Kohn        Vice President    Since 2011       Vice President of all the DFA Entities. Head of
 1971                                                      Defined Contribution Sales for Dimensional Fund
                                                           Advisors LP (since August 2010).
------------------------------------------------------------------------------------------------------------------
 Joseph F. Kolerich     Vice President    Since 2004       Vice President of all the DFA Entities. Senior
 1971                                                      Portfolio Manager of Dimensional Fund Advisors LP
                                                           (since January 2012). Formerly, Portfolio Manager
                                                           for Dimensional (April 2001-January 2012).
------------------------------------------------------------------------------------------------------------------
 Mark D. Krasniewski    Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
 1981                                                      Senior Associate, Investment Analytics and Data
                                                           (January 2012-December 2012) and Systems
                                                           Developer (June 2007-December 2011) for
                                                           Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
 Kahne L. Krause        Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
 1966                                                      Regional Director (May 2010-January 2014) for
                                                           Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
 Stephen W. Kurad       Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
 1968                                                      Regional Director for Dimensional Fund Advisors LP
                                                           (2007-2010).
------------------------------------------------------------------------------------------------------------------
 Michael F. Lane        Vice President    Since 2004       Vice President of all the DFA Entities. Formerly,
 1967                                                      Chief Executive Officer for Dimensional SmartNest
                                                           (US) LLC (July 2012-November 2014).
------------------------------------------------------------------------------------------------------------------
 Francis R. Lao         Vice President    Since 2011       Vice President of all the DFA Entities. Formerly, Vice
 1969                                                      President-Global Operations at Janus Capital Group
                                                           (2005-2011).

                                         Term of Office/1/
                                          and Length of
Name and Year of Birth     Position          Service              Principal Occupation During Past 5 Years
------------------------------------------------------------------------------------------------------------------
  David F. LaRusso      Vice President     Since 2013       Vice President of all the DFA Entities. Formerly,
  1978                                                      Senior Trader (January 2010-December 2012) and
                                                            Trader (2000-2009) for Dimensional Fund Advisors
                                                            LP.
------------------------------------------------------------------------------------------------------------------
  Juliet H. Lee         Vice President     Since 2005       Vice President of all the DFA Entities.
  1971
------------------------------------------------------------------------------------------------------------------
  Marlena I. Lee        Vice President     Since 2011       Vice President of all the DFA Entities. Formerly,
  1980                                                      Research Associate for Dimensional Fund Advisors
                                                            LP (July 2008-2010).
------------------------------------------------------------------------------------------------------------------
  Paul A. Lehman        Vice President     Since 2015       Vice President of all the DFA Entities. Formerly,
  1971                                                      Regional Director (July 2013-January 2015) for
                                                            Dimensional Fund Advisors LP; Chief Investment
                                                            Officer (April 2005-April 2013) for First Citizens
                                                            Bancorporation.
------------------------------------------------------------------------------------------------------------------
  John B. Lessley       Vice President     Since 2013       Vice President of all the DFA Entities. Formerly,
  1960                                                      Regional Director for Dimensional Fund Advisors LP
                                                            (January 2008-January 2013).
------------------------------------------------------------------------------------------------------------------
  Joy L. Lopez          Vice President     Since 2015       Vice President of all the DFA Entities. Formerly,
  1971                                                      Senior Tax Manager (February 2013-January 2015)
                                                            for Dimensional Fund Advisors LP; Vice President
                                                            and Tax Manager, North America (August 2006-April
                                                            2012) for Pacific Investment Management Company.
------------------------------------------------------------------------------------------------------------------
  Apollo D. Lupescu     Vice President     Since 2009       Vice President of all the DFA Entities.
  1969
------------------------------------------------------------------------------------------------------------------
  Timothy P. Luyet      Vice President     Since 2015       Vice President of all the DFA Entities. Formerly,
  1972                                                      Senior Manager, Marketing Operations (January
                                                            2014-January 2015), Manager, Client Systems
                                                            (October 2011-January 2014) and RFP Manager
                                                            (April 2010-October 2011) for Dimensional Fund
                                                            Advisors LP.
------------------------------------------------------------------------------------------------------------------
  Peter Magnusson       Vice President     Since 2014       Vice President of all the DFA Entities. Formerly,
  1969                                                      Regional Director for Dimensional Fund Advisors LP
                                                            (January 2011-January 2014); Vice President at
                                                            Columbia Management (2004-2010).
------------------------------------------------------------------------------------------------------------------
  Kenneth M. Manell     Vice President     Since 2010       Vice President of all the DFA Entities and
  1972                                                      Dimensional Cayman Commodity Fund I Ltd.
                                                            Formerly, Counsel for Dimensional Fund Advisors
                                                            LP (September 2006-January 2010).
------------------------------------------------------------------------------------------------------------------
  Aaron M. Marcus       Vice President     Since 2008       Vice President of all DFA Entities and Head of
  1970                                                      Global Human Resources for Dimensional Fund
                                                            Advisors LP.
------------------------------------------------------------------------------------------------------------------
  David R. Martin       Vice President,    Since 2007       Vice President, Chief Financial Officer and Treasurer
  1956                  Chief Financial                     of all the DFA Entities and Dimensional Cayman
                        Officer and                         Commodity Fund I Ltd. Director, Vice President,
                        Treasurer                           Chief Financial Officer and Treasurer of Dimensional
                                                            Fund Advisors Ltd., DFA Australia Limited,
                                                            Dimensional Advisors Pte. Ltd., Dimensional Hong
                                                            Kong Limited, and Dimensional Fund Advisors
                                                            Canada ULC. Director of Dimensional Funds plc and
                                                            Dimensional Funds II plc. Statutory Auditor of
                                                            Dimensional Japan Ltd. Formerly, Chief Financial
                                                            Officer, Treasurer and Vice President of Dimensional
                                                            SmartNest (US) LLC (October 2010-November
                                                            2014).
------------------------------------------------------------------------------------------------------------------
  Duane R. Mattson      Vice President     Since 2015       Vice President of all the DFA Entities. Formerly,
  1965                                                      Senior Compliance Officer (May 2012-January 2015)
                                                            for Dimensional Fund Advisors LP; Chief
                                                            Compliance Officer (April 2010-April 2012) for Al
                                                            Frank Asset Management.
------------------------------------------------------------------------------------------------------------------
  Bryan R. McClune      Vice President     Since 2014       Vice President of all the DFA Entities. Formerly,
  1975                                                      Regional Director of Dimensional Fund Advisors LP
                                                            (January 2009-January 2014).

                                            Term of Office/1/
                                             and Length of
Name and Year of Birth       Position           Service              Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------------
 Philip P. McInnis      Vice President      Since 2014         Vice President of all the DFA Entities. Formerly,
 1984                                                          Regional Director (January 2009-January 2014) and
                                                               Senior Associate (2011) for Dimensional Fund
                                                               Advisors LP; Investment Consultant (March 2010-
                                                               December 2010) and Investment Analyst (December
                                                               2007-March 2010) at Towers Watson.
---------------------------------------------------------------------------------------------------------------------
 Travis A. Meldau       Vice President      Since 2015         Vice President of all the DFA Entities. Portfolio
 1981                                                          Manager (since September 2011) for Dimensional
                                                               Fund Advisors LP. Formerly, Portfolio Manager for
                                                               Wells Capital Management (October 2004-
                                                               September 2011).
---------------------------------------------------------------------------------------------------------------------
 Jonathan G. Nelson     Vice President      Since 2013         Vice President of all the DFA Entities. Formerly,
 1971                                                          Manager, Investment Systems (2011-January 2013)
                                                               and Project Manager (2007-2010) for Dimensional
                                                               Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
 Catherine L. Newell    Vice President and  Vice President     Vice President and Secretary of all the DFA Entities.
 1964                   Secretary           since 1997         Director, Vice President and Secretary of DFA
                                            and Secretary      Australia Limited and Dimensional Fund Advisors
                                            since 2000         Ltd. (since February 2002, April 1997, and May
                                                               2002, respectively). Vice President and Secretary of
                                                               Dimensional Fund Advisors Canada ULC (since
                                                               June 2003), Dimensional Cayman Commodity Fund I
                                                               Ltd., Dimensional Japan Ltd (since February 2012),
                                                               Dimensional Advisors Ltd (since March 2012),
                                                               Dimensional Fund Advisors Pte. Ltd. (since June
                                                               2012). Director of Dimensional Funds plc and
                                                               Dimensional Funds II plc (since 2002 and 2006,
                                                               respectively). Director of Dimensional Japan Ltd.,
                                                               Dimensional Advisors Ltd., Dimensional Fund
                                                               Advisors Pte. Ltd. and Dimensional Hong Kong
                                                               Limited (since August 2012 and July 2012).
                                                               Formerly, Vice President and Secretary of
                                                               Dimensional SmartNest (US) LLC (October 2010-
                                                               November 2014).
---------------------------------------------------------------------------------------------------------------------
 John R. Nicholson      Vice President      Since 2015         Vice President of all the DFA Entities. Formerly,
 1977                                                          Regional Director (June 2011-January 2015) for
                                                               Dimensional Fund Advisors LP; Sales Executive for
                                                               Vanguard (July 2008-May 2011).
---------------------------------------------------------------------------------------------------------------------
 Pamela B. Noble        Vice President      Since 2011         Vice President of all the DFA Entities. Formerly,
 1964                                                          Portfolio Manager for Dimensional Fund Advisors LP
                                                               (2008-2010).
---------------------------------------------------------------------------------------------------------------------
 Selwyn Notelovitz      Vice President and  Since 2013         Vice President of all the DFA Entities. Deputy Chief
 1961                   Deputy Chief                           Compliance Officer of Dimensional Fund Advisors
                        Compliance Officer                     LP (since December 2012). Formerly, Chief
                                                               Compliance Officer of Wellington Management
                                                               Company, LLP (2004-2011).
---------------------------------------------------------------------------------------------------------------------
 Carolyn L. O           Vice President      Since 2010         Vice President of all the DFA Entities and
 1974                                                          Dimensional Cayman Commodity Fund I Ltd. Deputy
                                                               General Counsel, Funds (since 2011). Formerly,
                                                               Counsel for Dimensional Fund Advisors LP (2007-
                                                               2010).
---------------------------------------------------------------------------------------------------------------------
 Gerard K. O'Reilly     Vice President and  Vice President     Vice President and Co-Chief Investment Officer of all
 1976                   Co-Chief            since 2007 and     the DFA Entities and Dimensional Fund Advisors
                        Investment Officer  Co-Chief           Canada ULC. Director of Dimensional Funds plc and
                                            Investment         Dimensional Fund II plc.
                                            Officer
                                            since 2014
---------------------------------------------------------------------------------------------------------------------
 Daniel C. Ong          Vice President      Since 2009         Vice President of all the DFA Entities. Portfolio
 1973                                                          Manager for Dimensional Fund Advisors LP (since
                                                               July 2005).

                                        Term of Office/1/
                                         and Length of
Name and Year of Birth     Position         Service              Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------------
 Kyle K. Ozaki          Vice President    Since 2010       Vice President of all the DFA Entities. Formerly,
 1978                                                      Senior Compliance Officer (January 2008-January
                                                           2010) and Compliance Officer (February 2006-
                                                           December 2007) for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
 Matthew A. Pawlak      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
 1977                                                      Regional Director for Dimensional Fund Advisors LP
                                                           (2012-January 2013); Senior Consultant (June 2011-
                                                           December 2011) and Senior Investment Analyst and
                                                           Consultant (July 2008-June 2011) at Hewitt
                                                           EnnisKnupp.
-----------------------------------------------------------------------------------------------------------------
 Jeffrey L. Pierce      Vice President    Since 2015       Vice President of all the DFA Entities. Senior
 1984                                                      Manager, Advisor Benchmarking (since January
                                                           2015) for Dimensional Fund Advisors LP. Formerly,
                                                           Manager, Advisor Benchmarking (April 2012-
                                                           December 2014) for Dimensional Fund Advisors LP;
                                                           Senior Manager, Research and Consulting (October
                                                           2010-April 2012) for Crain Communications Inc.;
                                                           Senior Manager, Revenue Planning and Strategy
                                                           (April 2007-October 2010) for T-Mobile.
-----------------------------------------------------------------------------------------------------------------
 Olivian T. Pitis       Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1974                                                      Regional Director (May 2011-January 2015) for
                                                           Dimensional Fund Advisors LP; Investment
                                                           Counselor/Regional Director for Halbert Hargrove
                                                           (2008-May 2011).
-----------------------------------------------------------------------------------------------------------------
 Brian P. Pitre         Vice President    Since 2015       Vice President of all the DFA Entities. Counsel for
 1976                                                      Dimensional Fund Advisors LP (since February
                                                           2015). Formerly, Chief Financial Officer and General
                                                           Counsel for Relentless (March 2014-January 2015);
                                                           Vice President of all the DFA Entities (January 2013-
                                                           March 2014); Counsel for Dimensional Fund
                                                           Advisors LP (January 2009-March 2014).
-----------------------------------------------------------------------------------------------------------------
 David A. Plecha        Vice President    Since 1993       Vice President of all the DFA Entities, DFA Australia
 1961                                                      Limited, Dimensional Fund Advisors Ltd. and
                                                           Dimensional Fund Advisors Canada ULC.
-----------------------------------------------------------------------------------------------------------------
 Allen Pu               Vice President    Since 2011       Vice President of all the DFA Entities. Senior
 1970                                                      Portfolio Manager for Dimensional Fund Advisors LP
                                                           (since January 2015). Formerly, Portfolio Manager
                                                           for Dimensional Fund Advisors LP (2006-January
                                                           2015).
-----------------------------------------------------------------------------------------------------------------
 David J. Rapozo        Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
 1967                                                      Regional Director for Dimensional Fund Advisors LP
                                                           (January 2011-January 2014); Vice President at
                                                           BlackRock (2009-2010).
-----------------------------------------------------------------------------------------------------------------
 Mark A. Regier         Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
 1969                                                      Planning and Analysis Manager for Dimensional
                                                           Fund Advisors LP (July 2007-January 2014).
-----------------------------------------------------------------------------------------------------------------
 Cory T. Riedberger     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1979                                                      Regional Director (March 2011-January 2015) for
                                                           Dimensional Fund Advisors LP; Regional Vice
                                                           President (2003-March 2011) for Invesco
                                                           PowerShares.
-----------------------------------------------------------------------------------------------------------------
 Savina B. Rizova       Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
 1981                                                      Research Associate (June 2011-January 2012) for
                                                           Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
 Michael F. Rocque      Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1968                                                      Senior Fund Accounting Manager (July 2013-
                                                           January 2015) for Dimensional Fund Advisors LP;
                                                           Senior Financial Consultant and Chief Accounting
                                                           Officer (July 2002-July 2013) for MFS Investment
                                                           Management.
-----------------------------------------------------------------------------------------------------------------
 L. Jacobo Rodriguez    Vice President    Since 2005       Vice President of all the DFA Entities.
 1971

                                        Term of Office/1/
                                         and Length of
Name and Year of Birth     Position         Service                Principal Occupation During Past 5 Years
--------------------------------------------------------------------------------------------------------------------
 Austin S. Rosenthal    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Vice
 1978                                                      President for Dimensional SmartNest (US) LLC
                                                           (September 2010-November 2014).
--------------------------------------------------------------------------------------------------------------------
 Oliver J. Rowe         Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
 1960                                                      Senior Manager, Human Resources for Dimensional
                                                           Fund Advisors LP (January 2012-January 2014);
                                                           Director of Human Resources at Spansion, Inc.
                                                           (March 2009-December 2011).
--------------------------------------------------------------------------------------------------------------------
 Joseph S. Ruzicka      Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1987                                                      Manager Investment Analytics and Data (January
                                                           2014-January 2015), Senior Associate, Investment
                                                           Analytics and Data (January 2013-January 2014),
                                                           Associate, Investment Analytics and Data (January
                                                           2012-January 2013), and Investment Data Analyst
                                                           (April 2010-January 2012) for Dimensional Fund
                                                           Advisors LP.
--------------------------------------------------------------------------------------------------------------------
 Julie A. Saft          Vice President    Since 2010       Vice President of all the DFA Entities. Formerly,
 1959                                                      Client Systems Manager for Dimensional Fund
                                                           Advisors LP (July 2008-January 2010); Senior
                                                           Manager at Vanguard (November 1997-July 2008).
--------------------------------------------------------------------------------------------------------------------
 Joel P. Schneider      Vice President    Since 2015       Vice President of all the DFA Entities. Portfolio
 1980                                                      Manager (since 2013) for Dimensional Fund
                                                           Advisors LP. Formerly, Investment Associate (April
                                                           2011-January 2013) for Dimensional Fund Advisors
                                                           LP; Associate Consultant for ZS Associates (April
                                                           2008-November 2010).
--------------------------------------------------------------------------------------------------------------------
 Ashish Shrestha        Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1978                                                      Regional Director (September 2009-January 2015)
                                                           and Senior Associate (September 2008-September
                                                           2009) for Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------
 Bruce A. Simmons       Vice President    Since 2009       Vice President of all the DFA Entities. Formerly,
 1965                                                      Investment Operations Manager for Dimensional
                                                           Fund Advisors LP (May 2007-January 2009).
--------------------------------------------------------------------------------------------------------------------
 Ted R. Simpson         Vice President    Since 2007       Vice President of all the DFA Entities.
 1968
--------------------------------------------------------------------------------------------------------------------
 Bhanu P. Singh         Vice President    Since 2014       Vice President of all the DFA Entities. Senior Portfolio
 1981                                                      Manager for Dimensional Fund Advisors LP (since
                                                           January 2015). Formerly, Portfolio Manager (January
                                                           2012-January 2015) and Investment Associate for
                                                           Dimensional Fund Advisors LP (August 2010-
                                                           December 2011).
--------------------------------------------------------------------------------------------------------------------
 Bryce D. Skaff         Vice President    Since 2007       Vice President of all the DFA Entities.
 1975
--------------------------------------------------------------------------------------------------------------------
 Lukas J. Smart         Vice President    Since 2014       Vice President of all the DFA Entities. Portfolio
 1977                                                      Manager of Dimensional Fund Advisors LP (since
                                                           January 2010).
--------------------------------------------------------------------------------------------------------------------
 Andrew D. Smith        Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
 1968                                                      Project Manager for Dimensional Fund Advisors LP
                                                           (2007-2010).
--------------------------------------------------------------------------------------------------------------------
 Grady M. Smith         Vice President    Since 2004       Vice President of all the DFA Entities and
 1956                                                      Dimensional Fund Advisors Canada ULC.
--------------------------------------------------------------------------------------------------------------------
 Lawrence R. Spieth     Vice President    Since 2004       Vice President of all the DFA Entities.
 1947
--------------------------------------------------------------------------------------------------------------------
 Richard H. Tatlow V    Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
 1971                                                      Regional Director for Dimensional Fund Advisors LP
                                                           (April 2010-January 2013).
--------------------------------------------------------------------------------------------------------------------
 Blake T. Tatsuta       Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
 1973                                                      Manager, Investment Analytics and Data (2012-
                                                           January 2013) and Research Assistant (2002-2011)
                                                           for Dimensional Fund Advisors LP.

                                        Term of Office/1/
                                         and Length of
Name and Year of Birth     Position         Service              Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------------
Erik T. Totten          Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1980                                                       Regional Director (2010-January 2013) and Senior
                                                           Associate (2007-2009) for Dimensional Fund
                                                           Advisors LP.
-----------------------------------------------------------------------------------------------------------------
John H. Totten          Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1978                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (January 2008-January 2012).
-----------------------------------------------------------------------------------------------------------------
Robert C. Trotter       Vice President    Since 2009       Vice President of all the DFA Entities.
1958
-----------------------------------------------------------------------------------------------------------------
Dave C. Twardowski      Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1982                                                       Research Associate (June 2011-January 2015) for
                                                           Dimensional Fund Advisors LP; Research Assistant
                                                           at Dartmouth College (2009-2011).
-----------------------------------------------------------------------------------------------------------------
Karen E. Umland         Vice President    Since 1997       Vice President of all the DFA Entities, DFA Australia
1966                                                       Limited, Dimensional Fund Advisors Ltd., and
                                                           Dimensional Fund Advisors Canada ULC.
-----------------------------------------------------------------------------------------------------------------
Benjamin C. Walker      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (September 2008-January 2014).
-----------------------------------------------------------------------------------------------------------------
Brian J. Walsh          Vice President    Since 2009       Vice President of all the DFA Entities. Portfolio
1970                                                       Manager for Dimensional Fund Advisors LP (since
                                                           2004).
-----------------------------------------------------------------------------------------------------------------
Jessica Walton          Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1974                                                       Regional Director (January 2012-January 2015) for
                                                           Dimensional Fund Advisors LP; Director of Marketing
                                                           and Investor Relations for Treaty Oak Capital
                                                           Management (July 2011-October 2011); Vice
                                                           President for Rockspring Capital (October 2010-
                                                           July 2011); Program Director for RevEurope
                                                           Payments (November 2008-October 2010).
-----------------------------------------------------------------------------------------------------------------
Weston J. Wellington    Vice President    Since 1997       Vice President of all the DFA Entities.
1951
-----------------------------------------------------------------------------------------------------------------
Ryan J. Wiley           Vice President    Since 2007       Vice President of all the DFA Entities.
1976
-----------------------------------------------------------------------------------------------------------------
Stacey E. Winning       Vice President    Since 2015       Vice President of all the DFA Entities. Head of
1981                                                       Global Recruiting and Development (since June
                                                           2014) for Dimensional Fund Advisors LP. Formerly,
                                                           Senior Manager, Recruiting (December 2012-June
                                                           2014) for Dimensional Fund Advisors LP; Co-Head
                                                           of Global Recruiting (May 2009-November 2012) for
                                                           Two Sigma Investments.
-----------------------------------------------------------------------------------------------------------------
Paul E. Wise            Vice President    Since 2005       Vice President of all the DFA Entities.
1955
-----------------------------------------------------------------------------------------------------------------
Joseph L. Young         Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
1978                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (2005-2010).

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (Unaudited)

For shareholders that do not have an October 31, 2015 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2015 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2014 to October 31, 2015, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                                       Qualifying
                                                                                                          For
                                                   Net                                                 Corporate
                                               Investment    Short-Term     Long-Term                  Dividends   Qualifying
                                                 Income     Capital Gain  Capital Gain      Total       Received    Dividend
DFA Investment Dimensions Group Inc.          Distributions Distributions Distributions Distributions Deduction(1) Income(2)
------------------------------------          ------------- ------------- ------------- ------------- ------------ ----------
VA U.S. Targeted Value Portfolio.............       16%          --            84%           100%         100%        100%
VA U.S. Large Value Portfolio................       50%           2%           48%           100%         100%        100%
VA International Value Portfolio.............      100%          --            --            100%         100%        100%
VA International Small Portfolio.............       50%          10%           40%           100%         100%        100%
VA Short-Term Fixed Portfolio................       77%           6%           17%           100%          --          --
VA Global Bond Portfolio.....................       93%           2%            5%           100%          --          --
VIT Inflation-Protected Securities Portfolio.       --           --            --             --           --          --
DFA VA Global Moderate Allocation Portfolio..       80%          --            20%           100%         100%        100%

                                                                                         Qualifying
                                                                                           Short-
                                                 U.S.      Foreign   Foreign  Qualifying    Term
                                              Government     Tax     Source    Interest   Capital
DFA Investment Dimensions Group Inc.          Interest(3) Credit(4) Income(5) Income(6)   Gain(7)
------------------------------------          ----------- --------- --------- ---------- ----------
VA U.S. Targeted Value Portfolio.............     --         --         --       100%       100%
VA U.S. Large Value Portfolio................     --         --         --       100%       100%
VA International Value Portfolio.............     --          5%       100%      100%       100%
VA International Small Portfolio.............     --          6%       100%      100%       100%
VA Short-Term Fixed Portfolio................     36%        --         --       100%       100%
VA Global Bond Portfolio.....................      1%        --         --       100%       100%
VIT Inflation-Protected Securities Portfolio.     --         --         --       100%       100%
DFA VA Global Moderate Allocation Portfolio..     --          1%        28%      100%       100%

----------

(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                                                               DFA103115-004A
 [LOGO]                                                              00157602

[LOGO]

ANNUAL REPORT
year ended: October 31, 2015

Dimensional Investment Group Inc.
LWAS/DFA U.S. High Book to Market Portfolio
LWAS/DFA Two-Year Fixed Income Portfolio
LWAS/DFA Two-Year Government Portfolio

DFA Investment Dimensions Group Inc.
LWAS/DFA International High Book to Market Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2015

Dear Fellow Shareholder,

Dimensional is built around a set of ideas that are bigger than our firm. Our point of view about market efficiency, our commitment to research, and our focus on implementation form the basis of our approach. We are fortunate to have found clients who are drawn to these ideas and the consistency we have shown to these principles over time.

Combining insights gained from research with effective implementation has been central to Dimensional's approach since our founding and will continue to be our focus.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                                 ANNUAL REPORT

                               Table of Contents

                                                                                             Page
                                                                                             ----
Letter to Shareholders
Definitions of Abbreviations and Footnotes..................................................   1
Dimensional Investment Group Inc.
   Performance Charts.......................................................................   2
   Management's Discussion and Analysis.....................................................   4
   Disclosure of Fund Expenses..............................................................   7
   Disclosure of Portfolio Holdings.........................................................   9
   Schedules of Investments
       LWAS/DFA U.S. High Book to Market Portfolio..........................................  10
       LWAS/DFA Two-Year Fixed Income Portfolio.............................................  11
       LWAS/DFA Two-Year Government Portfolio...............................................  13
   Statements of Assets and Liabilities.....................................................  14
   Statements of Operations.................................................................  16
   Statements of Changes in Net Assets......................................................  17
   Financial Highlights.....................................................................  18
   Notes to Financial Statements............................................................  20
   Report of Independent Registered Public Accounting Firm..................................  27
   Results of the Shareholder Meeting.......................................................  28
DFA Investment Dimensions Group Inc. - LWAS/DFA International High Book to Market Portfolio
   Performance Charts.......................................................................  31
   Management's Discussion and Analysis.....................................................  32
   Disclosure of Fund Expenses..............................................................  34
   Disclosure of Portfolio Holdings.........................................................  35
   Schedule of Investments..................................................................  36
   Statement of Assets and Liabilities......................................................  37
   Statement of Operations..................................................................  38
   Statements of Changes in Net Assets......................................................  39
   Financial Highlights.....................................................................  40
   Notes to Financial Statements............................................................  41
   Report of Independent Registered Public Accounting Firm..................................  46
   Results of the Shareholder Meeting.......................................................  47
The DFA Investment Trust Company
   Performance Charts.......................................................................  49
   Management's Discussion and Analysis.....................................................  50
   Disclosure of Fund Expenses..............................................................  52
   Disclosure of Portfolio Holdings.........................................................  53
   Summary Schedules of Portfolio Holdings
       The U.S. Large Cap Value Series......................................................  54
       The DFA International Value Series...................................................  57
   Statements of Assets and Liabilities.....................................................  61
   Statements of Operations.................................................................  62
   Statements of Changes in Net Assets......................................................  63
   Financial Highlights.....................................................................  64
   Notes to Financial Statements............................................................  65
   Report of Independent Registered Public Accounting Firm..................................  73
   Results of the Shareholder Meeting.......................................................  74
Fund Management.............................................................................  76
Voting Proxies on Fund Portfolio Securities.................................................  89
Notice to Shareholders......................................................................  90

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities"
        are those securities that are not among the top 50 holdings in affiliated issues of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO VS.
RUSSELL 1000(R) VALUE INDEX
October 31, 2005-October 31, 2015

                                    [CHART]

              LWAS/DFA U.S. High Book to          Russell 1000/R/
                  Market Portfolio                 Value Index
              --------------------------        -----------------
   10/31/2005            $10,000                    $10,000
   11/30/2005             10,404                     10,327
   12/31/2005             10,415                     10,389
    1/31/2006             10,906                     10,792
    2/28/2006             10,868                     10,858
    3/31/2006             11,059                     11,005
    4/30/2006             11,370                     11,285
    5/31/2006             11,158                     11,000
    6/30/2006             11,253                     11,070
    7/31/2006             11,094                     11,339
    8/31/2006             11,268                     11,529
    9/30/2006             11,580                     11,759
   10/31/2006             12,037                     12,144
   11/30/2006             12,266                     12,421
   12/31/2006             12,508                     12,700
    1/31/2007             12,871                     12,862
    2/28/2007             12,674                     12,662
    3/31/2007             12,759                     12,857
    4/30/2007             13,305                     13,332
    5/31/2007             13,850                     13,813
    6/30/2007             13,626                     13,491
    7/31/2007             12,777                     12,867
    8/31/2007             12,532                     13,011
    9/30/2007             12,855                     13,458
   10/31/2007             12,927                     13,459
   11/30/2007             12,203                     12,801
   12/31/2007             12,155                     12,678
    1/31/2008             11,690                     12,170
    2/29/2008             11,335                     11,660
    3/31/2008             11,220                     11,573
    4/30/2008             11,932                     12,137
    5/31/2008             12,211                     12,117
    6/30/2008             10,872                     10,957
    7/31/2008             10,753                     10,918
    8/31/2008             10,957                     11,104
    9/30/2008              9,974                     10,288
   10/31/2008              7,726                      8,507
   11/30/2008              6,965                      7,897
   12/31/2008              7,195                      8,006
    1/31/2009              6,339                      7,086
    2/28/2009              5,448                      6,139
    3/31/2009              5,983                      6,664
    4/30/2009              6,948                      7,378
    5/31/2009              7,483                      7,834
    6/30/2009              7,391                      7,777
    7/31/2009              8,094                      8,413
    8/31/2009              8,638                      8,853
    9/30/2009              9,010                      9,195
   10/31/2009              8,623                      8,914
   11/30/2009              9,107                      9,416
   12/31/2009              9,359                      9,583
    1/31/2010              9,137                      9,313
    2/28/2010              9,536                      9,607
    3/31/2010              0,276                     10,233
    4/30/2010              0,595                     10,498
    5/31/2010              9,691                      9,635
    6/30/2010              8,958                      9,092
    7/31/2010              9,652                      9,708
    8/31/2010              9,065                      9,292
    9/30/2010              9,954                     10,013
   10/31/2010             10,322                     10,314
   11/30/2010             10,241                     10,259
   12/31/2010             11,241                     11,069
    1/31/2011             11,592                     11,319
    2/28/2011             12,223                     11,737
    3/31/2011             12,283                     11,783
    4/30/2011             12,581                     12,097
    5/31/2011             12,409                     11,969
    6/30/2011             12,180                     11,724
    7/31/2011             11,627                     11,335
    8/31/2011             10,639                     10,628
    9/30/2011             $9,567                      9,824
   10/31/2011             10,887                     10,949
   11/30/2011             10,796                     10,893
   12/31/2011             10,875                     11,112
    1/31/2012             11,416                     11,532
    2/29/2012             12,077                     11,992
    3/31/2012             12,297                     12,348
    4/30/2012             12,040                     12,222
    5/31/2012             11,184                     11,505
    6/30/2012             11,784                     12,076
    7/31/2012             11,895                     12,201
    8/31/2012             12,367                     12,466
    9/30/2012             12,820                     12,862
   10/31/2012             12,848                     12,799
   11/30/2012             12,876                     12,793
   12/31/2012             13,261                     13,058
    1/31/2013             14,186                     13,906
    2/28/2013             14,364                     14,106
    3/31/2013             15,056                     14,665
    4/30/2013             15,206                     14,886
    5/31/2013             15,834                     15,269
    6/30/2013             15,652                     15,134
    7/31/2013             16,584                     15,951
    8/31/2013             16,085                     15,346
    9/30/2013             16,556                     15,730
   10/31/2013             17,398                     16,419
   11/30/2013             18,126                     16,877
   12/31/2013             18,600                     17,305
    1/31/2014             17,862                     16,690
    2/28/2014             18,463                     17,412
    3/31/2014             18,898                     17,828
    4/30/2014             19,016                     17,997
    5/31/2014             19,431                     18,261
    6/30/2014             19,955                     18,738
    7/31/2014             19,806                     18,418
    8/31/2014             20,431                     19,095
    9/30/2014             19,925                     18,701
   10/31/2014             20,074                     19,122
   11/30/2014             20,303                     19,513
   12/31/2014             20,462                     19,633
    1/31/2015             19,435                     18,848
    2/28/2015             20,816                     19,760
    3/31/2015             20,410                     19,491
    4/30/2015             20,829                     19,673
    5/31/2015             21,055                     19,910
    6/30/2015             20,705                     19,512
    7/31/2015             20,651                     19,598          Past performance is not predictive of
    8/31/2015             19,398                     18,430          future performance.
    9/30/2015             18,768                     17,874          The returns shown do not reflect the
   10/31/2015             20,298                     19,223          deduction of taxes that a shareholder
                                                                     would pay on fund distributions or the
         Average Annual       One        Five         Ten            redemption of fund shares.
         Total Return         Year       Years       Years           Russell data copyright (C) Russell
         ------------------------------------------------------      Investment Group 1995-2015, all rights
                              1.12%      14.48%      7.34%           reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO VS.
THE BOFA MERRILL LYNCH 1-3 YEAR US CORPORATE & GOVERNMENT INDEX
October 31, 2005-October 31, 2015

                                     [CHART]

                    LWAS/DFA Two-Year     The BofA Merrill Lynch 1-3 Year
                 Fixed Income Portfolio   US Corporate & Government Index
                 ----------------------  ---------------------------------
  10/31/2005              $10,000                     $10,000
  11/30/2005               10,031                      10,031
  12/31/2005               10,061                      10,068
   1/31/2006               10,092                      10,090
   2/28/2006               10,123                      10,101
   3/31/2006               10,153                      10,117
   4/30/2006               10,185                      10,149
   5/31/2006               10,226                      10,164
   6/30/2006               10,255                      10,183
   7/31/2006               10,308                      10,261
   8/31/2006               10,349                      10,335
   9/30/2006               10,395                      10,391
  10/31/2006               10,437                      10,436
  11/30/2006               10,479                      10,492
  12/31/2006               10,529                      10,497
   1/31/2007               10,572                      10,522
   2/28/2007               10,614                      10,607
   3/31/2007               10,660                      10,648
   4/30/2007               10,703                      10,688
   5/31/2007               10,746                      10,681
   6/30/2007               10,793                      10,725
   7/31/2007               10,837                      10,812
   8/31/2007               10,891                      10,903
   9/30/2007               10,929                      10,982
  10/31/2007               10,973                      11,028
  11/30/2007               11,006                      11,188
  12/31/2007               11,060                      11,218
   1/31/2008               11,093                      11,412
   2/29/2008               11,127                      11,515
   3/31/2008               11,141                      11,516
   4/30/2008               11,163                      11,450
   5/31/2008               11,186                      11,425
   6/30/2008               11,201                      11,453
   7/31/2008               11,235                      11,486
   8/31/2008               11,258                      11,537
   9/30/2008               11,208                      11,474
  10/31/2008               11,277                      11,465
  11/30/2008               11,391                      11,610
  12/31/2008               11,492                      11,745
   1/31/2009               11,504                      11,756
   2/28/2009               11,492                      11,740
   3/31/2009               11,542                      11,791
   4/30/2009               11,589                      11,860
   5/31/2009               11,635                      11,954
   6/30/2009               11,652                      11,977
   7/31/2009               11,675                      12,030
   8/31/2009               11,722                      12,101
   9/30/2009               11,740                      12,150
  10/31/2009               11,763                      12,194
  11/30/2009               11,810                      12,271
  12/31/2009               11,746                      12,195
   1/31/2010               11,805                      12,294
   2/28/2010               11,817                      12,322
   3/31/2010               11,806                      12,308
   4/30/2010               11,830                      12,345
   5/31/2010               11,842                      12,375
   6/30/2010               11,891                      12,432
   7/31/2010               11,927                      12,482
   8/31/2010               11,939                      12,515
   9/30/2010               11,961                      12,546
  10/31/2010               11,985                      12,581
  11/30/2010               11,961                      12,557
  12/31/2010               11,961                      12,539
   1/31/2011               11,973                      12,565
   2/28/2011               11,973                      12,563
   3/31/2011               11,972                      12,563
   4/30/2011               12,008                      12,624
   5/31/2011               12,043                      12,671
   6/30/2011               12,046                      12,674
   7/31/2011               12,058                      12,711
   8/31/2011               12,070                      12,733
   9/30/2011               12,060                      12,704
  10/31/2011               12,072                      12,732
  11/30/2011               12,060                      12,722
  12/31/2011               12,060                      12,734
   1/31/2012               12,096                      12,778
   2/29/2012               12,096                      12,785
   3/31/2012               12,103                      12,792
   4/30/2012               12,115                      12,817
   5/31/2012               12,115                      12,815
   6/30/2012               12,125                      12,822
   7/31/2012               12,149                      12,868
   8/31/2012               12,149                      12,882
   9/30/2012               12,163                      12,897
  10/31/2012               12,163                      12,902
  11/30/2012               12,163                      12,913
  12/31/2012               12,173                      12,923
   1/31/2013               12,173                      12,930
   2/28/2013               12,173                      12,945
   3/31/2013               12,178                      12,952
   4/30/2013               12,191                      12,972
   5/31/2013               12,178                      12,953
   6/30/2013               12,173                      12,933
   7/31/2013               12,186                      12,962
   8/31/2013               12,173                      12,953
   9/30/2013               12,194                      12,988
  10/31/2013               12,194                      13,012
  11/30/2013               12,194                      13,029
  12/31/2013               12,194                      13,014
   1/31/2014               12,206                      13,039
   2/28/2014               12,206                      13,058
   3/31/2014               12,209                      13,046
   4/30/2014               12,221                      13,067
   5/31/2014               12,221                      13,097
   6/30/2014               12,214                      13,094
   7/31/2014               12,214                      13,083
   8/31/2014               12,227                      13,107
   9/30/2014               12,220                      13,098
  10/31/2014               12,232                      13,132
  11/30/2014               12,244                      13,152
  12/31/2014               12,229                      13,116
   1/31/2015               12,266                      13,182
   2/28/2015               12,241                      13,164
   3/31/2015               12,272                      13,193
   4/30/2015               12,272                      13,203
   5/31/2015               12,272                      13,214
   6/30/2015               12,273                      13,212                 Past performance is not predictive of
   7/31/2015               12,273                      13,220                 future performance.
   8/31/2015               12,273                      13,211                 The returns shown do not reflect the
   9/30/2015               12,302                      13,250                 deduction of taxes that a shareholder
  10/31/2015               12,302                      13,247                 would pay on fund distributions or the
                                                                              redemption of fund shares.
           Average Annual         One         Five         Ten                The Merrill Lynch Indices are used with
           Total Return           Year        Years       Years               permission; copyright 2015 Merrill
           -----------------------------------------------------------        Lynch, Pierce, Fenner & Smith
                                  0.57%       0.52%       2.09%               Incorporated; all rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO VS.
THE BOFA MERRILL LYNCH 1-3 YEAR US TREASURY & AGENCY INDEX
October 31, 2005-October 31, 2015

                                 [CHART]

                     LWAS/DFA Two-Year    The BofA Merrill Lynch 1-3 Year
                   Government Portfolio     US Treasury & Agency Index
                   --------------------   -------------------------------
  10/31/2005             $10,000                     $10,000
  11/30/2005              10,031                      10,031
  12/31/2005              10,062                      10,068
   1/31/2006              10,093                      10,090
   2/28/2006              10,114                      10,100
   3/31/2006              10,141                      10,116
   4/30/2006              10,183                      10,147
   5/31/2006              10,214                      10,162
   6/30/2006              10,246                      10,181
   7/31/2006              10,298                      10,257
   8/31/2006              10,340                      10,329
   9/30/2006              10,389                      10,384
  10/31/2006              10,432                      10,428
  11/30/2006              10,474                      10,482
  12/31/2006              10,519                      10,485
   1/31/2007              10,562                      10,510
   2/28/2007              10,594                      10,593
   3/31/2007              10,644                      10,633
   4/30/2007              10,688                      10,672
   5/31/2007              10,731                      10,666
   6/30/2007              10,779                      10,710
   7/31/2007              10,823                      10,803
   8/31/2007              10,867                      10,902
   9/30/2007              10,904                      10,983
  10/31/2007              10,949                      11,026
  11/30/2007              10,982                      11,198
  12/31/2007              11,021                      11,234
   1/31/2008              11,055                      11,426
   2/29/2008              11,089                      11,531
   3/31/2008              11,099                      11,561
   4/30/2008              11,122                      11,481
   5/31/2008              11,099                      11,443
   6/30/2008              11,122                      11,477
   7/31/2008              11,156                      11,520
   8/31/2008              11,190                      11,566
   9/30/2008              11,182                      11,635
  10/31/2008              11,216                      11,721
  11/30/2008              11,422                      11,873
  12/31/2008              11,610                      11,992
   1/31/2009              11,564                      11,949
   2/28/2009              11,564                      11,950
   3/31/2009              11,625                      12,012
   4/30/2009              11,660                      12,013
   5/31/2009              11,707                      12,044
   6/30/2009              11,703                      12,033
   7/31/2009              11,715                      12,053
   8/31/2009              11,750                      12,101
   9/30/2009              11,777                      12,132
  10/31/2009              11,800                      12,158
  11/30/2009              11,847                      12,228
  12/31/2009              11,786                      12,140
   1/31/2010              11,834                      12,227
   2/28/2010              11,858                      12,252
   3/31/2010              11,847                      12,225
   4/30/2010              11,871                      12,257
   5/31/2010              11,895                      12,308
   6/30/2010              11,942                      12,364
   7/31/2010              11,966                      12,396
   8/31/2010              11,978                      12,418
   9/30/2010              11,997                      12,440
  10/31/2010              12,033                      12,469
  11/30/2010              11,997                      12,445
  12/31/2010              12,010                      12,424
   1/31/2011              12,022                      12,445
   2/28/2011              12,010                      12,435
   3/31/2011              12,004                      12,431
   4/30/2011              12,052                      12,485
   5/31/2011              12,088                      12,529
   6/30/2011              12,087                      12,534
   7/31/2011              12,099                      12,566
   8/31/2011              12,111                      12,608
   9/30/2011              12,113                      12,592
  10/31/2011              12,113                      12,603
  11/30/2011              12,125                      12,610
  12/31/2011              12,126                      12,617
   1/31/2012              12,150                      12,633
   2/29/2012              12,150                      12,620
   3/31/2012              12,152                      12,615
   4/30/2012              12,164                      12,640
   5/31/2012              12,164                      12,645
   6/30/2012              12,156                      12,639
   7/31/2012              12,169                      12,668
   8/31/2012              12,181                      12,670
   9/30/2012              12,174                      12,671
  10/31/2012              12,174                      12,665
  11/30/2012              12,174                      12,676
  12/31/2012              12,178                      12,681
   1/31/2013              12,178                      12,682
   2/28/2013              12,178                      12,692
   3/31/2013              12,180                      12,695
   4/30/2013              12,192                      12,708
   5/31/2013              12,180                      12,690
   6/30/2013              12,180                      12,681
   7/31/2013              12,192                      12,701
   8/31/2013              12,180                      12,690
   9/30/2013              12,193                      12,718
  10/31/2013              12,206                      12,732
  11/30/2013              12,206                      12,744
  12/31/2013              12,197                      12,727
   1/31/2014              12,209                      12,747
   2/28/2014              12,209                      12,759
   3/31/2014              12,209                      12,745
   4/30/2014              12,222                      12,762
   5/31/2014              12,234                      12,785
   6/30/2014              12,223                      12,779
   7/31/2014              12,223                      12,769
   8/31/2014              12,236                      12,791
   9/30/2014              12,229                      12,784
  10/31/2014              12,253                      12,818
  11/30/2014              12,266                      12,837
  12/31/2014              12,237                      12,807
   1/31/2015              12,286                      12,871
   2/28/2015              12,261                      12,844
   3/31/2015              12,279                      12,874
   4/30/2015              12,291                      12,880
   5/31/2015              12,291                      12,889
   6/30/2015              12,289                      12,893                 Past performance is not predictive of
   7/31/2015              12,289                      12,900                 future performance.
   8/31/2015              12,289                      12,895                 The returns shown do not reflect the
   9/30/2015              12,313                      12,934                 deduction of taxes that a shareholder
  10/31/2015              12,300                      12,922                 would pay on fund distributions or the
                                                                             redemption of fund shares.
           Average Annual        One         Five         Ten                The Merrill Lynch Indices are used with
           Total Return          Year        Years       Years               permission; copyright 2015 Merrill
           ----------------------------------------------------------        Lynch, Pierce, Fenner & Smith
                                 0.38%       0.44%       2.09%               Incorporated; all rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 U.S. Equity Market Review                   12 Months Ended October 31, 2015

   U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.5%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

              Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

              Russell 3000(R) Index........................ 4.49%
              Russell Microcap(R) Index (micro-cap stocks). 0.82%
              Russell 2000(R) Index (small-cap stocks)..... 0.34%
              Russell 1000(R) Index (large-cap stocks)..... 4.86%
              Dow Jones U.S. Select REIT Index/SM/......... 6.87%

   Growth stocks outperformed value stocks as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

         Russell 2000(R) Value Index (small-cap value stocks)... -2.88%
         Russell 2000(R) Growth Index (small-cap growth stocks).  3.52%
         Russell 1000(R) Value Index (large-cap value stocks)...  0.53%
         Russell 1000(R) Growth Index (large-cap growth stocks).  9.18%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2015, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the period were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small-cap, and/or micro-cap companies relative to widely used benchmarks.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

Domestic Equity Portfolio Performance Overview

LWAS/DFA U.S. High Book to Market Portfolio

   The LWAS/DFA U.S. High Book to Market Portfolio seeks to capture the returns of U.S. large-cap value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Master Fund held approximately 300 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2015, total returns were 1.12% for the Portfolio and 0.53% for the Russell 1000(R) Value Index. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Master Fund had a smaller allocation than the Index to the largest-market-cap stocks and a greater allocation to the remainder of the eligible large-cap universe, which benefited relative performance as the largest-market-cap value stocks underperformed.

 Fixed Income Market Review                  12 Months Ended October 31, 2015

   U.S. and developed international fixed income markets generally experienced flattening yield curves for the year ended October 31, 2015. In the case of the U.S. and U.K., while longer-term bond yields declined, most shorter-term bond yields increased slightly. The Eurozone saw a sharp decline in bond yields across the curve with the largest declines taking place in longer-term bonds. In general, in the U.S. and developed international fixed income markets investment grade credit underperformed government bonds of similar duration. The one-month U.S. Treasury bill yield remained at or near 0.00% during the period, while the yield on ten-year U.S. Treasury notes decreased to 2.14%.

                                       October 31, 2014 October 31, 2015 Change
                                       ---------------- ---------------- ------
 One-Month Treasury Bill (yield)......      0.00%            0.00%        0.00%
 Ten-Year U.S. Treasury Notes (yield).      2.34%            2.14%       -0.20%

----------
Source: Bloomberg.

   There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the fiscal year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than in others. For the 12 months ended October 31, 2015, the total return was 0.04% for three-month U.S. Treasury bills, 2.34% for five-year U.S. Treasury notes, and 4.54% for 30-year U.S. Treasury bonds.
----------
Source: Barclays US Treasury Bellwethers.

   Some of Dimensional Fund Advisors LP's ("Dimensional" or the "Advisor") fixed income strategies are based on a variable-maturity strategy that identifies a maturity range with favorable risk-adjusted expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities may be lengthened to position a portfolio for higher expected returns associated with longer maturities. These higher returns may be achieved by roll-down returns (in an upwardly sloped yield curve, prices of longer-term bonds generally increase as they approach maturity) as well as by earning higher current yields. During the period under review, the portfolios employing a variable-maturity approach continued to take term risk, reflecting upward-sloping eligible yield curves.

   Some of Dimensional's fixed income strategies are based on a variable-credit approach that varies exposure to credit risk. When credit spreads are narrow, higher-quality securities are believed to offer the more attractive opportunity on a risk-adjusted basis. When credit spreads are wide, additional credit risk may be taken to position a portfolio for higher expected returns associated with increased credit risk. The portfolios employing a variable-credit approach continued to emphasize bonds in the single-A and BBB rating categories, reflecting relatively wide credit spreads.

Fixed Income Portfolios' Performance Overview

LWAS/DFA Two-Year Fixed Income Portfolio

   The LWAS/DFA Two-Year Fixed Income Portfolio is designed to maximize total returns consistent with preservation of capital by investing in high-quality fixed income securities maturing in two years or less. The investment strategy uses a variable-maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges for risk-adjusted expected returns based on potential buy and sell strategies. Maturity targets are shifted based on the Advisor's expectations for term premia. The average maturity of the Portfolio remained stable at 1.60 years on October 31, 2015, from 1.61 years on October 31, 2014.

   For the 12 months ended October 31, 2015, the total return was 0.57% for the Portfolio versus 0.88% for The BofA Merrill Lynch 1-3 Year US Corporate & Government Index. The Portfolio invests in securities rated AAA and AA while the Index held an average weight of approximately 19% in single-A- and BBB-rated securities. These lower rated securities exhibited larger credit premia during the period and detracted from the Portfolio's relative performance. Further contributing to relative underperformance was the Portfolio's lack of exposure to maturities beyond two years. The Index had an approximate average weight of 47% in securities with maturities between two and three years, which generated larger term premia.

LWAS/DFA Two-Year Government Portfolio

   The LWAS/DFA Two-Year Government Portfolio is designed to maximize total returns consistent with preservation of capital by investing in U.S. government securities maturing in two years or less. The investment strategy uses a variable-maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges for risk-adjusted expected returns based on potential buy and sell strategies for each eligible country. Maturity targets are shifted based on the Advisor's expectations for term premia. The average maturity of the Portfolio decreased to 1.80 years on October 31, 2015, from 1.84 years on October 31, 2014.

   For the 12 months ended October 31, 2015, the total return was 0.38% for the Portfolio versus 0.81% for The BofA Merrill Lynch 1-3 Year US Treasury & Agency Index. The Portfolio's underperformance was primarily due to its focus on securities with maturities of less than two years. The benchmark had an approximate average weight of 44% in longer-term bonds maturing between two and three years. The larger term premia generated in these longer-term securities detracted from the Portfolio's relative performance.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

  Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                     Six Months Ended October 31, 2015
EXPENSE TABLES
                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               05/01/15  10/31/15    Ratio*   Period*
                                               --------- --------- ---------- --------
LWAS/DFA U.S. High Book to Market Portfolio**
---------------------------------------------
Actual Fund Return............................ $1,000.00 $  974.50    0.32%    $1.59
Hypothetical 5% Annual Return................. $1,000.00 $1,023.59    0.32%    $1.63

LWAS/DFA Two-Year Fixed Income Portfolio
----------------------------------------
Actual Fund Return............................ $1,000.00 $1,002.40    0.30%    $1.51
Hypothetical 5% Annual Return................. $1,000.00 $1,023.69    0.30%    $1.53

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        05/01/15  10/31/15    Ratio*   Period*
                                        --------- --------- ---------- --------
LWAS/DFA Two-Year Government Portfolio
--------------------------------------
Actual Fund Return..................... $1,000.00 $1,000.70    0.29%    $1.46
Hypothetical 5% Annual Return.......... $1,000.00 $1,023.74    0.29%    $1.48

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by category.

FEEDER FUND

                                                Affiliated Investment Company
                                                -----------------------------
   LWAS/DFA U.S. High Book to Market Portfolio.             100.0%

FIXED INCOME PORTFOLIOS


                   LWAS/DFA Two-Year Fixed Income Portfolio
              Corporate....................................  12.2%
              Government...................................  30.1%
              Foreign Corporate............................  28.3%
              Foreign Government...........................  26.1%
              Supranational................................   3.3%
                                                            -----
                                                            100.0%

                    LWAS/DFA Two-Year Government Portfolio
              Government................................... 100.0%
                                                            -----
                                                            100.0%

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                                Value+
                                                              -----------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The U.S. Large Cap Value Series of
        The DFA Investment Trust Company..................... $59,541,104
                                                              -----------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $28,208,492)................................ $59,541,104
                                                              ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

                   LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
AGENCY OBLIGATIONS -- (19.2%)
Federal Home Loan Bank
    1.000%, 06/09/17............................. $6,200 $ 6,228,904
    0.750%, 08/28/17.............................  1,000     999,921
    0.625%, 10/26/17.............................  1,500   1,494,905
Federal Home Loan Mortgage Corporation
    1.000%, 07/28/17.............................  4,100   4,112,739
    1.000%, 09/29/17.............................  4,000   4,017,276
Federal National Mortgage Association
    1.000%, 09/27/17.............................  1,500   1,506,168
                                                         -----------
TOTAL AGENCY OBLIGATIONS.........................         18,359,913
                                                         -----------

BONDS -- (65.3%)
3M Co.
    1.000%, 06/26/17.............................    500     501,927
Alberta, Province of Canada
    1.000%, 06/21/17.............................    832     833,473
ANZ New Zealand Int'l, Ltd.
    1.400%, 04/27/17.............................  1,800   1,799,456
Apple, Inc.
#   1.050%, 05/05/17.............................    500     501,711
#   0.900%, 05/12/17.............................  1,500   1,503,612
Australia & New Zealand Banking Group, Ltd.
    1.250%, 01/10/17.............................  1,000   1,003,269
Bank Nederlandse Gemeenten NV
    1.375%, 09/27/17.............................    500     503,563
Bank of Montreal
#   1.400%, 09/11/17.............................  1,100   1,101,375
Bank of Nova Scotia (The)
    1.100%, 12/13/16.............................    692     693,486
    2.550%, 01/12/17.............................    200     203,540
    1.250%, 04/11/17.............................  1,000     999,810
#   1.300%, 07/21/17.............................    800     799,430
Berkshire Hathaway Finance Corp.
#   1.600%, 05/15/17.............................    970     980,014
British Columbia, Province of Canada
    1.200%, 04/25/17.............................  1,500   1,507,614
Caisse des Depots et Consignations
    1.000%, 03/13/17.............................  2,400   2,405,966
Cisco Systems, Inc.
#   3.150%, 03/14/17.............................    500     515,941
Coca-Cola Co. (The)
    0.875%, 10/27/17.............................  1,100   1,098,496
Commonwealth Bank of Australia
    1.125%, 03/13/17.............................  1,400   1,401,574
    1.900%, 09/18/17.............................    500     504,958
DBS Bank, Ltd.
    2.350%, 02/28/17.............................    300     303,638
Development Bank of Japan, Inc.
    5.125%, 02/01/17.............................    500     525,812
    1.500%, 03/13/17.............................    500     503,285

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
BONDS -- (Continued)
Erste Abwicklungsanstalt
    1.000%, 02/27/17............................. $2,800 $2,806,199
European Investment Bank
    1.625%, 06/15/17.............................  1,000  1,012,359
    1.000%, 08/17/17.............................    400    400,755
    1.125%, 09/15/17.............................  1,000  1,003,365
Export Development Canada
    0.625%, 04/27/17.............................  1,500  1,496,997
    0.625%, 04/27/17.............................    500    499,086
FMS Wertmanagement AoeR
    1.125%, 09/05/17.............................  1,300  1,304,776
GE Capital International Funding Co.
    0.964%, 04/15/16.............................  2,795  2,794,449
International Bank for Reconstruction &
 Development
    0.625%, 05/02/17.............................    500    497,469
International Business Machines Corp.
    5.700%, 09/14/17.............................    833    903,289
Japan Finance Organization for Municipalities
    1.500%, 09/12/17.............................  1,609  1,613,357
KFW
    0.875%, 09/05/17.............................  1,000    999,508
Kommunalbanken A.S.
    1.375%, 06/08/17.............................  1,000  1,007,702
Kommuninvest I Sverige AB
    1.000%, 04/11/17.............................  1,000  1,002,420
    1.000%, 10/24/17.............................    400    399,907
Landeskreditbank Baden- Wuerttemberg Foerderbank
    0.875%, 04/10/17.............................  1,000  1,000,962
National Australia Bank, Ltd.
    2.750%, 03/09/17.............................  2,350  2,401,559
#   1.300%, 06/30/17.............................    400    399,547
Nestle Holdings, Inc.
    1.375%, 06/21/17.............................    672    674,415
Nordea Bank AB
#   3.125%, 03/20/17.............................  2,520  2,584,706
    1.250%, 04/04/17.............................    200    200,051
Oesterreichische Kontrollbank AG
    0.750%, 05/19/17.............................  2,600  2,596,688
Ontario, Province of Canada
    1.100%, 10/25/17.............................  1,800  1,797,824
Pfizer, Inc.
#   1.100%, 05/15/17.............................  1,955  1,961,199
Royal Bank of Canada
#   1.200%, 01/23/17.............................  1,000  1,003,006
#   1.000%, 04/27/17.............................    600    598,696
#   1.250%, 06/16/17.............................    700    700,608
Statoil ASA
    3.125%, 08/17/17.............................    500    517,566
Svenska Handelsbanken AB
    2.875%, 04/04/17.............................    700    713,139

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
BONDS -- (Continued)
Sweden Government International Bond
    0.875%, 08/15/17............................. $  500 $   500,298
Toronto-Dominion Bank (The)
#   1.125%, 05/02/17.............................  2,700   2,699,905
Total Capital International SA
    1.500%, 02/17/17.............................  1,000   1,005,812
#   1.550%, 06/28/17.............................    300     302,440
Toyota Motor Credit Corp.
#   1.750%, 05/22/17.............................  2,000   2,021,584
Westpac Banking Corp.
    2.000%, 08/14/17.............................    673     680,071
                                                         -----------
TOTAL BONDS......................................         62,293,664
                                                         -----------

U.S. TREASURY OBLIGATIONS -- (9.0%)
U.S. Treasury Notes
    1.875%, 08/31/17.............................  4,000   4,084,324
    0.875%, 10/15/17.............................  4,500   4,511,074
                                                         -----------
TOTAL U.S. TREASURY OBLIGATIONS..................          8,595,398
                                                         -----------
TOTAL INVESTMENT SECURITIES......................         89,248,975
                                                         -----------

                                                    Shares    Value+
                                                    ------    ------
TEMPORARY CASH INVESTMENTS -- (0.2%)
State Street Institutional Liquid Reserves, 0.140%. 179,100 $   179,100
                                                            -----------

SECURITIES LENDING COLLATERAL -- (6.3%)
(S)@  DFA Short Term Investment Fund............... 521,621   6,035,153
                                                            -----------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $95,521,228)...............................          $95,463,228
                                                            ===========

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                   ----------------------------------------
                                   Level 1    Level 2   Level 3    Total
                                   -------- ----------- ------- -----------
    Agency Obligations............       -- $18,359,913   --    $18,359,913
    Bonds.........................       --  62,293,664   --     62,293,664
    U.S. Treasury Obligations.....       --   8,595,398   --      8,595,398
    Temporary Cash Investments.... $179,100          --   --        179,100
    Securities Lending Collateral.       --   6,035,153   --      6,035,153
                                   -------- -----------   --    -----------
    TOTAL......................... $179,100 $95,284,128   --    $95,463,228
                                   ======== ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                    LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                                Face
                                                               Amount     Value+
                                                              -------- ------------
                                                               (000)
U.S. TREASURY OBLIGATIONS -- (99.9%)
U.S. Treasury Notes
  0.875%, 06/15/17........................................... $ 18,500 $ 18,569,856
  0.750%, 06/30/17...........................................   14,700   14,722,388
  0.875%, 07/15/17...........................................    3,800    3,812,814
  0.500%, 07/31/17...........................................   14,800   14,756,828
  0.875%, 08/15/17...........................................   14,100   14,143,146
  1.875%, 08/31/17...........................................   10,000   10,210,810
  1.000%, 09/15/17...........................................   23,300   23,418,620
  0.625%, 09/30/17...........................................   11,100   11,077,667
  0.875%, 10/15/17...........................................   22,900   22,956,357
                                                                       ------------
TOTAL U.S. TREASURY OBLIGATIONS..............................           133,668,486
                                                                       ------------
TOTAL INVESTMENT SECURITIES..................................           133,668,486
                                                                       ------------

                                                               Shares
                                                              --------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market Fund.  110,532      110,532
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $133,849,050).........................................          $133,779,018
                                                                       ============

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investments in Securities (Market Value)
                                 ------------------------------------------
                                 Level 1    Level 2    Level 3    Total
                                 -------- ------------ ------- ------------
     U.S. Treasury Obligations..       -- $133,668,486   --    $133,668,486
     Temporary Cash Investments. $110,532           --   --         110,532
                                 -------- ------------   --    ------------
     TOTAL...................... $110,532 $133,668,486   --    $133,779,018
                                 ======== ============   ==    ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company (Affiliated Investment
 Company) at Value....................................................................................... $     59,541
Prepaid Expenses and Other Assets........................................................................            4
                                                                                                          ------------
     Total Assets........................................................................................       59,545
                                                                                                          ------------
LIABILITIES:
Payables:
  Fund Shares Redeemed...................................................................................           10
Accrued Expenses and Other Liabilities...................................................................           14
                                                                                                          ------------
     Total Liabilities...................................................................................           24
                                                                                                          ------------
NET ASSETS............................................................................................... $     59,521
                                                                                                          ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..................................................................    3,182,817
                                                                                                          ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................................................. $      18.70
                                                                                                          ============
Investment in Affiliated Investment Company at Cost...................................................... $     28,208
                                                                                                          ============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................................................................... $     23,373
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)...................          107
Accumulated Net Realized Gain (Loss).....................................................................        4,708
Net Unrealized Appreciation (Depreciation)...............................................................       31,333
                                                                                                          ------------
NET ASSETS............................................................................................... $     59,521
                                                                                                          ============
(1) NUMBER OF SHARES AUTHORIZED..........................................................................  300,000,000
                                                                                                          ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                                                          LWAS/DFA      LWAS/DFA
                                                                                          Two-Year      Two-Year
                                                                                        Fixed Income   Government
                                                                                         Portfolio     Portfolio
                                                                                        ------------  ------------
ASSETS:
Investments at Value (including $5,908 and $0 of securities on loan, respectively)..... $     89,249  $    133,668
Temporary Cash Investments at Value & Cost.............................................          179           111
Collateral from Securities on Loan Invested in Affiliate at Value & Cost...............        6,035            --
Cash...................................................................................            1            --
Receivables:
  Investment Securities Sold...........................................................        2,446            --
  Interest.............................................................................          253           231
  Securities Lending Income............................................................            1            --
Prepaid Expenses and Other Assets......................................................            4             5
                                                                                        ------------  ------------
     Total Assets......................................................................       98,168       134,015
                                                                                        ------------  ------------
LIABILITIES:
Payables:..............................................................................
  Upon Return of Securities Loaned.....................................................        6,035            --
  Investment Securities Purchased......................................................          302            --
  Fund Shares Redeemed.................................................................           24           324
  Due to Advisor.......................................................................           12            17
Accrued Expenses and Other Liabilities.................................................           16            26
                                                                                        ------------  ------------
     Total Liabilities.................................................................        6,389           367
                                                                                        ------------  ------------
NET ASSETS............................................................................. $     91,779  $    133,648
                                                                                        ============  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................    9,160,308    13,499,330
                                                                                        ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $      10.02  $       9.90
                                                                                        ============  ============
Investments at Cost.................................................................... $     89,307  $    133,738
                                                                                        ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $     91,558  $    133,312
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).           68            55
Accumulated Net Realized Gain (Loss)...................................................          211           352
Net Unrealized Appreciation (Depreciation).............................................          (58)          (70)
                                                                                        ------------  ------------
NET ASSETS............................................................................. $     91,779  $    133,649
                                                                                        ============  ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  300,000,000   300,000,000
                                                                                        ============  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                           LWAS/DFA
                                                                          U.S. High    LWAS/DFA    LWAS/DFA
                                                                           Book to     Two-Year    Two-Year
                                                                            Market   Fixed Income Government
                                                                          Portfolio*  Portfolio   Portfolio
                                                                          ---------- ------------ ----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Company:
  Dividends..............................................................  $ 1,468      $  --       $  --
  Income from Securities Lending.........................................       16         --          --
  Expenses Allocated from Affiliated Investment Company..................      (71)        --          --
                                                                           -------      -----       -----
     Total Net Investment Income Received from Affiliated Investment
      Company............................................................    1,413         --          --
                                                                           -------      -----       -----
Fund Investment Income
  Dividends..............................................................  $    --      $   1       $  --
  Interest...............................................................       --        697         844
  Income from Securities Lending.........................................       --          6          --
                                                                           -------      -----       -----
     Total Investment Income.............................................       --        704         844
                                                                           -------      -----       -----
Fund Expenses
  Investment Advisory Services Fees......................................       19        146         213
  Administrative Services Fees...........................................        4         --          --
  Accounting & Transfer Agent Fees.......................................        4          9          12
  Shareholder Servicing Fees.............................................       96         78         114
  Custodian Fees.........................................................       --          4           2
  Filing Fees............................................................       16         17          20
  Shareholders' Reports..................................................        9         12          17
  Directors'/Trustees' Fees & Expenses...................................       --         --           1
  Professional Fees......................................................        1          8          12
  Other..................................................................        6          8          10
                                                                           -------      -----       -----
     Total Expenses......................................................      155        282         401
                                                                           -------      -----       -----
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C).........................................      (17)        --          --
                                                                           -------      -----       -----
  Net Expenses...........................................................      138        282         401
                                                                           -------      -----       -----
  Net Investment Income (Loss)...........................................    1,275        422         443
                                                                           -------      -----       -----
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........................................    4,976        218         367
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities................................................   (5,532)      (102)       (250)
                                                                           -------      -----       -----
  Net Realized and Unrealized Gain (Loss)................................     (556)       116         117
                                                                           -------      -----       -----
Net Increase (Decrease) in Net Assets Resulting from Operations..........  $   719      $ 538       $ 560
                                                                           =======      =====       =====

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                LWAS/DFA U.S. High Book LWAS/DFA Two-Year Fixed  LWAS/DFA Two-Year
                                                to Market Portfolio      Income Portfolio       Government Portfolio
                                                ----------------------  ----------------------  ------------------
                                                  Year        Year        Year        Year        Year       Year
                                                 Ended       Ended       Ended       Ended       Ended      Ended
                                                Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,   Oct. 31,
                                                  2015        2014        2015        2014        2015       2014
                                                --------    --------    --------    --------    --------   --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................. $  1,275    $  1,153    $    422    $    198    $    443   $    172
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................    4,976       4,345         218         189         367        421
Change in Unrealized Appreciation
 (Depreciation) of:
  Investment Securities........................   (5,532)      4,401        (102)        (79)       (250)        16
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................      719       9,899         538         308         560        609
                                                 --------    --------    --------    --------   --------   --------
Distributions From:
  Net Investment Income........................   (1,203)     (1,033)       (376)       (185)       (424)      (114)
  Net Short-Term Gains.........................      (68)         --        (108)        (67)       (411)      (135)
  Net Long-Term Gains..........................   (4,067)     (2,398)        (73)        (48)         --       (180)
                                                 --------    --------    --------    --------   --------   --------
     Total Distributions.......................   (5,338)     (3,431)       (557)       (300)       (835)      (429)
                                                 --------    --------    --------    --------   --------   --------
Capital Share Transactions (1):
  Shares Issued................................    1,865       2,290       6,920      14,953       9,826     19,318
  Shares Issued in Lieu of Cash Distributions..    5,338       3,431         557         300         836        428
  Shares Redeemed..............................  (11,277)    (11,241)    (14,640)    (11,026)    (21,970)   (19,900)
                                                 --------    --------    --------    --------   --------   --------
     Net Increase (Decrease) from Capital
      Share Transactions.......................   (4,074)     (5,520)     (7,163)      4,227     (11,308)      (154)
                                                 --------    --------    --------    --------   --------   --------
     Total Increase (Decrease) in Net
      Assets...................................   (8,693)        948      (7,182)      4,235     (11,583)        26
Net Assets
  Beginning of Year............................   68,214      67,266      98,961      94,726     145,231    145,205
                                                 --------    --------    --------    --------   --------   --------
  End of Year.................................. $ 59,521    $ 68,214    $ 91,779    $ 98,961    $133,648   $145,231
                                                 ========    ========    ========    ========   ========   ========
(1) Shares Issued and Redeemed:
  Shares Issued................................       98         119         691       1,493         992      1,952
  Shares Issued in Lieu of Cash Distributions..      294         186          56          30          85         43
  Shares Redeemed..............................     (592)       (578)     (1,462)     (1,101)     (2,219)    (2,011)
                                                 --------    --------    --------    --------   --------   --------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     (200)       (273)       (715)        422      (1,142)       (16)
                                                 ========    ========    ========    ========   ========   ========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)....................................... $    107    $    103    $     68    $     37    $     55   $     53

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                 LWAS/DFA U.S. High Book to Market Portfolio
                                                                                 -------------------------------------------
                                                                                   Year     Year     Year     Year     Year
                                                                                  Ended    Ended    Ended    Ended    Ended
                                                                                 Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                                   2015     2014     2013     2012     2011
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.............................................. $ 20.16  $ 18.40  $ 13.84  $ 11.96  $ 11.52
                                                                                 -------  -------  -------  -------  -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...............................................    0.38     0.32     0.28     0.25     0.20
 Net Gains (Losses) on Securities (Realized and Unrealized).....................   (0.23)    2.41     4.57     1.87     0.44
                                                                                 -------  -------  -------  -------  -------
   Total from Investment Operations.............................................    0.15     2.73     4.85     2.12     0.64
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..........................................................   (0.36)   (0.29)   (0.29)   (0.24)   (0.20)
 Net Realized Gains.............................................................   (1.25)   (0.68)      --       --       --
                                                                                 -------  -------  -------  -------  -------
   Total Distributions..........................................................   (1.61)   (0.97)   (0.29)   (0.24)   (0.20)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................................... $ 18.70  $ 20.16  $ 18.40  $ 13.84  $ 11.96
===============================================================================  ======== ======== ======== ======== ========
Total Return....................................................................    1.12%   15.38%   35.41%   18.01%    5.48%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............................................. $59,521  $68,214  $67,266  $60,916  $62,759
Ratio of Expenses to Average Net Assets (B).....................................    0.32%    0.34%    0.34%    0.34%    0.34%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (B)...........    0.35%    0.34%    0.34%    0.34%    0.34%
Ratio of Net Investment Income to Average Net Assets............................    1.99%    1.67%    1.77%    1.93%    1.56%
-----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                LWAS/DFA Two-Year Fixed Income Portfolio
                                                              -------------------------------------------
                                                                Year     Year     Year     Year     Year
                                                               Ended    Ended    Ended    Ended    Ended
                                                              Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                2015     2014     2013     2012     2011
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $ 10.02  $ 10.02  $ 10.07  $ 10.10  $ 10.13
                                                              -------  -------  -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................    0.04     0.02     0.03     0.04     0.05
  Net Gains (Losses) on Securities (Realized and Unrealized).    0.02     0.01       --     0.03     0.03
                                                              -------  -------  -------  -------  -------
   Total from Investment Operations..........................    0.06     0.03     0.03     0.07     0.08
-----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................   (0.04)   (0.02)   (0.03)   (0.04)   (0.06)
  Net Realized Gains.........................................   (0.02)   (0.01)   (0.05)   (0.06)   (0.05)
                                                              -------  -------  -------  -------  -------
   Total Distributions.......................................   (0.06)   (0.03)   (0.08)   (0.10)   (0.11)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $ 10.02  $ 10.02  $ 10.02  $ 10.07  $ 10.10
============================================================= ======== ======== ======== ======== ========
Total Return.................................................    0.57%    0.31%    0.26%    0.75%    0.73%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $91,779  $98,961  $94,726  $89,326  $92,897
Ratio of Expenses to Average Net Assets......................    0.29%    0.28%    0.29%    0.30%    0.30%
Ratio of Net Investment Income to Average Net Assets.........    0.43%    0.20%    0.27%    0.40%    0.54%
Portfolio Turnover Rate......................................     238%     122%      57%     102%      98%
-----------------------------------------------------------------------------------------------------------

                                                                   LWAS/DFA Two-Year Government Portfolio
                                                              ------------------------------------------------
                                                                Year      Year      Year      Year      Year
                                                               Ended     Ended     Ended     Ended     Ended
                                                              Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                2015      2014      2013      2012      2011
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $   9.92  $   9.91  $   9.96  $   9.98  $  10.07
                                                              --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................     0.03      0.01      0.01      0.02      0.04
  Net Gains (Losses) on Securities (Realized and Unrealized).     0.01      0.03      0.02      0.04      0.02
                                                              --------  --------  --------  --------  --------
   Total from Investment Operations..........................     0.04      0.04      0.03      0.06      0.06
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................    (0.03)    (0.01)    (0.01)    (0.03)    (0.04)
  Net Realized Gains.........................................    (0.03)    (0.02)    (0.07)    (0.05)    (0.11)
                                                              --------  --------  --------  --------  --------
   Total Distributions.......................................    (0.06)    (0.03)    (0.08)    (0.08)    (0.15)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $   9.90  $   9.92  $   9.91  $   9.96  $   9.98
============================================================= ========  ========  ========  ========  ========
Total Return.................................................     0.38%     0.39%     0.26%     0.50%     0.66%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $133,648  $145,231  $145,205  $145,273  $178,442
Ratio of Expenses to Average Net Assets......................     0.28%     0.27%     0.28%     0.28%     0.29%
Ratio of Net Investment Income to Average Net Assets.........     0.31%     0.12%     0.05%     0.19%     0.41%
Portfolio Turnover Rate......................................      262%      225%      160%      111%      127%
---------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, three of which, LWAS/DFA U.S. High Book to Market Portfolio, LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio (the "Portfolios"), are presented in this report. The remaining operational portfolios are presented in separate reports.

   LWAS/DFA U.S. High Book to Market Portfolio ("Feeder Fund") primarily invests its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At October 31, 2015, the Feeder Fund owned less than 1% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Debt securities held by LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from its Series, which is treated as a partnership for federal income tax purposes. Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolios. Prior to July 21, 2015, the Advisor received no compensation for the investment advisory services it provided to the Feeder Fund. On May 8, 2015 and June 10, 2015 at a Special Joint Meeting of Shareholders, shareholders of the Portfolios approved new investment management agreements, which became effective July 21, 2015, that provide a uniform agreement that increases transparency and better describes all of the services that the Advisor provides to each Portfolio. For each non-Feeder Portfolio, the rate charged under the new investment management agreement for investment management services is equal to the rate charged under the Portfolio's previous investment advisory agreement with the Advisor. For the Feeder Fund, the new investment management agreement replaced the Feeder Fund's investment advisory agreement (that provided for no investment advisory fee at the Feeder Fund level) and administration agreement and charges a rate equal to the combination of the rate charged under the Feeder Fund's previous administration agreement with the Advisor and the rate of the advisory fee charged by the Advisor to the Series in which the Feeder Fund invests. In order to prevent the Feeder Fund from being subject to a higher level of investment management fees, the Advisor will permanently waive the Feeder Fund's investment management fee in the circumstances described below. For the year ended October 31, 2015, the non-Feeder Portfolios' investment advisory services/management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                                                        Advisory
                                                      Services Fees
                                                      -------------
            LWAS/DFA Two-Year Fixed Income Portfolio.     0.15%
            LWAS/DFA Two-Year Government Portfolio...     0.15%

   Prior to July 21, 2015, the Feeder Fund paid fees to the Advisor pursuant to an administration agreement for administrative services, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services, that were accrued daily and paid monthly based on an effective annual rate of 0.01% of the Feeder Fund's average daily net assets. Effective July 21, 2015, the Feeder Fund's investment advisory services/management fees pursuant to the new investment management agreement were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.11% of the Feeder Fund's average daily net assets.

   Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Feeder Fund to the extent necessary to limit the total management fees paid to the Advisor by the Feeder Fund, including the proportionate share of the management fees the Feeder Fund pays indirectly through its investment in other funds managed by the Advisor, to 0.11% of the average net assets of a class of the Feeder Fund on an annualized basis. The Fee Waiver Agreement for the Feeder Fund will remain in effect permanently, unless terminated by the Fund.

   In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolios pay monthly Shareholder Servicing Fees to LWIF at the following effective annual rates of their average daily net assets:

                                                        Shareholder
                                                       Servicing Fees
                                                       --------------
          LWAS/DFA U.S. High Book to Market Portfolio.      0.15%
          LWAS/DFA Two-Year Fixed Income Portfolio....      0.08%
          LWAS/DFA Two-Year Government Portfolio......      0.08%

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2015, the total related amounts paid by the Fund to the CCO were $30 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                LWAS/DFA U.S. High Book to Market Portfolio. $3
                LWAS/DFA Two-Year Fixed Income Portfolio....  4
                LWAS/DFA Two-Year Government Portfolio......  7

E. Purchases and Sales of Securities:

   For the year ended October 31, 2015, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                           U.S. Government Securities Other Investment Securities
                                           -------------------------- ---------------------------
                                           Purchases      Sales       Purchases       Sales
                                           ---------       --------   ---------        -------
 LWAS/DFA Two-Year Fixed Income Portfolio. $128,910      $140,070      $96,406       $91,588
 LWAS/DFA Two-Year Government Portfolio...  370,728       381,479           --            --

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to tax equalization, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                Increase       Increase
                                                               (Decrease)     (Decrease)
                                                Increase     Undistributed   Accumulated
                                               (Decrease)    Net Investment  Net Realized
                                             Paid-In Capital     Income     Gains (Losses)
                                             --------------- -------------- --------------
LWAS/DFA U.S. High Book to Market Portfolio.      $334            $(68)         $(266)
LWAS/DFA Two-Year Fixed Income Portfolio....        22             (15)            (7)
LWAS/DFA Two-Year Government Portfolio......        32             (17)           (15)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                             Net Investment
                                               Income and
                                               Short-Term     Long-Term   Tax Exempt
                                             Capital Gains  Capital Gains   Income   Total
                                             -------------- ------------- ---------- ------
LWAS/DFA U.S. High Book to Market Portfolio
2014........................................     $1,033        $2,398         --     $3,431
2015........................................      1,271         4,067         --      5,338
LWAS/DFA Two-Year Fixed Income Portfolio
2014........................................        252            48         --        300
2015........................................        484            73         --        557
LWAS/DFA Two-Year Government Portfolio
2014........................................        249           180         --        429
2015........................................        836            --         --        836

   At October 31, 2015, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                             Net Investment
                                               Income and
                                               Short-Term     Long-Term
                                             Capital Gains  Capital Gains Total
                                             -------------- ------------- -----
LWAS/DFA U.S. High Book to Market Portfolio.      $68           $266      $334
LWAS/DFA Two-Year Fixed Income Portfolio....       22             --        22
LWAS/DFA Two-Year Government Portfolio......       32             --        32

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   Undistributed                                               Total Net
                                   Net Investment                                            Distributable
                                     Income and   Undistributed                 Unrealized     Earnings
                                     Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                   Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                   -------------- ------------- ------------- -------------- -------------
LWAS/DFA U.S. High Book to Market
  Portfolio.......................      $111         $4,712          --          $31,330        $36,153
LWAS/DFA Two-Year Fixed Income
  Portfolio.......................       277              5          --              (58)           224
LWAS/DFA Two-Year Government
  Portfolio.......................       413             --          --              (70)           343

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolios had no capital loss carryforwards available to offset future realized capital gains.

   During the year ended October 31, 2015, the Portfolios did not use capital loss carryforwards.

   At October 31, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                   Net Unrealized
                                             Federal Tax  Unrealized   Unrealized   Appreciation
                                                Cost     Appreciation Depreciation (Depreciation)
                                             ----------- ------------ ------------ --------------
LWAS/DFA U.S. High Book to Market Portfolio.  $ 28,211     $31,330          --        $31,330
LWAS/DFA Two-Year Fixed Income Portfolio....    95,521          29       $ (87)           (58)
LWAS/DFA Two-Year Government Portfolio......   133,849          30        (100)           (70)

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. A line of credit with similar terms was in effect through March 31, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 9, 2015. A line of credit with similar terms was in effect through January 8, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   There were no borrowings by the Portfolios under the lines of credit during the year ended October 31, 2015.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolios did not utilize the interfund lending program during the year ended October 31, 2015.

H. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Other:

   At October 31, 2015, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                               Approximate
                                                                Percentage
                                                  Number of   of Outstanding
                                                 Shareholders     Shares
    -                                            ------------ --------------
    LWAS/DFA U.S. High Book to Market Portfolio.      2             93%
    LWAS/DFA Two-Year Fixed Income Portfolio....      3             97%
    LWAS/DFA Two-Year Government Portfolio......      2             97%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

J. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of LWAS/DFA U.S. High Book to Market Portfolio, LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") at October 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian, broker and transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2015

                      RESULTS OF THE SHAREHOLDER MEETING

                                  (Unaudited)

   On May 8, 2015 and June 10, 2015, Dimensional Investment Group Inc. ("DIG") held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DIG and the Portfolios, including, among other items, the election of Directors, the approval of an updated investment management agreement, and the amendment of certain fundamental investment limitations. The shareholders of the Portfolios approved each of the applicable proposals for DIG and the Portfolios presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by each Portfolio. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DIG

Proposal 1: Election of Directors/Trustees*

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 939,783,101 98.41%  59.42% 15,145,259  1.59%     0.96%
(b) George M. Constantinides. 939,783,293 98.41%  59.42% 15,145,070  1.59%     0.96%
(c) John P. Gould............ 939,232,722 98.36%  59.38% 15,695,640  1.64%     0.99%
(d) Roger G. Ibbotson........ 939,903,967 98.43%  59.43% 15,024,396  1.57%     0.95%
(e) Edward P. Lazear......... 939,691,278 98.40%  59.41% 15,237,082  1.60%     0.96%
(f) Eduardo A. Repetto....... 939,908,854 98.43%  59.43% 15,019,506  1.57%     0.95%
(g) Myron S. Scholes......... 939,391,166 98.37%  59.39% 15,537,193  1.63%     0.98%
(h) Abbie J. Smith........... 938,479,338 98.28%  59.34% 16,449,025  1.72%     1.04%

*  Results are for all Portfolios within DIG

LWAS/DFA Two-Year Fixed Income Portfolio

Proposal 1: Election of Directors/Trustees

                                        % Voted % FOR           % Voted  % WITHHOLD
                                 FOR      FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              --------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 5,267,311 96.86%  53.77% 170,562   3.14%     1.74%
(b) George M. Constantinides. 5,267,311 96.86%  53.77% 170,562   3.14%     1.74%
(c) John P. Gould............ 5,267,311 96.86%  53.77% 170,562   3.14%     1.74%
(d) Roger G. Ibbotson........ 5,267,311 96.86%  53.77% 170,562   3.14%     1.74%
(e) Edward P. Lazear......... 5,267,311 96.86%  53.77% 170,562   3.14%     1.74%
(f) Eduardo A. Repetto....... 5,267,311 96.86%  53.77% 170,562   3.14%     1.74%
(g) Myron S. Scholes......... 5,267,311 96.86%  53.77% 170,562   3.14%     1.74%
(h) Abbie J. Smith........... 5,273,241 96.97%  53.83% 164,632   3.03%     1.68%

Proposal 2: Approval of a "Manager of Managers" Structure

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
3,781,197  69.53%  38.60% 56,053   1.03%    0.57%   231,550  4.26%    2.36%   1,369,073  25.18%

Proposal 3a: Approval of New Sub-Advisory Agreement with DFA Australia Limited

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
3,851,867  70.83%  39.32% 34,370   0.63%    0.35%   182,564  3.36%    1.86%   1,369,073  25.18%

Proposal 3b: Approval of New Sub-Advisory Agreement with Dimensional Fund Advisors Ltd.

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
3,851,867  70.83%  39.32% 34,370   0.63%    0.35%   182,564  3.36%    1.86%   1,369,073  25.18%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
3,846,560  70.74%  39.27% 39,676   0.73%    0.41%   182,564  3.36%    1.86%   1,369,073  25.18%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
3,835,211  70.53%  39.15% 35,517   0.65%    0.36%   198,072  3.64%    2.02%   1,369,073  25.18%

Proposal 6: Approval of an Amendment to the Fundamental Investment Limitation Regarding Industry Concentration

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
3,835,740  70.54%  39.16% 34,988   0.64%    0.36%   198,072  3.64%    2.02%   1,369,073  25.18%

LWAS/DFA Two-Year Government Portfolio

Proposal 1: Election of Directors/Trustees

                                        % Voted % FOR           % Voted  % WITHHOLD
                                 FOR      FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              --------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 7,624,881 97.69%  51.75% 180,685   2.31%     1.23%
(b) George M. Constantinides. 7,627,466 97.72%  51.77% 178,100   2.28%     1.21%
(c) John P. Gould............ 7,627,466 97.72%  51.77% 178,100   2.28%     1.21%
(d) Roger G. Ibbotson........ 7,627,466 97.72%  51.77% 178,100   2.28%     1.21%
(e) Edward P. Lazear......... 7,627,466 97.72%  51.77% 178,100   2.28%     1.21%
(f) Eduardo A. Repetto....... 7,627,466 97.72%  51.77% 178,100   2.28%     1.21%
(g) Myron S. Scholes......... 7,624,881 97.69%  51.75% 180,685   2.31%     1.23%
(h) Abbie J. Smith........... 7,630,049 97.75%  51.79% 175,517   2.25%     1.19%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
5,486,446  70.29%  37.24% 110,181  1.41%    0.75%   98,023   1.26%    0.67%   2,110,916  27.04%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
5,479,200  70.20%  37.19% 114,928  1.47%    0.78%   100,522  1.29%    0.68%   2,110,916  27.04%

LWAS/DFA U.S. High Book to Market Portfolio

Proposal 1: Election of Directors/Trustees

                                        % Voted % FOR           % Voted  % WITHHOLD
                                 FOR      FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              --------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 1,785,126 96.24%  51.79%  69,665   3.76%     2.02%
(b) George M. Constantinides. 1,785,832 96.28%  51.81%  68,960   3.72%     2.00%
(c) John P. Gould............ 1,785,832 96.28%  51.81%  68,960   3.72%     2.00%
(d) Roger G. Ibbotson........ 1,785,832 96.28%  51.81%  68,960   3.72%     2.00%
(e) Edward P. Lazear......... 1,787,751 96.39%  51.87%  67,040   3.61%     1.95%
(f) Eduardo A. Repetto....... 1,787,751 96.39%  51.87%  67,040   3.61%     1.95%
(g) Myron S. Scholes......... 1,775,926 95.75%  51.52%  78,866   4.25%     2.29%
(h) Abbie J. Smith........... 1,786,756 96.33%  51.84%  68,035   3.67%     1.97%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
1,506,915  81.24%  43.72% 42,104   2.27%    1.22%   52,927   2.85%    1.54%   252,845   13.63%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
1,507,855  81.30%  43.75% 42,851   2.31%    1.24%   51,239   2.76%    1.49%   252,845   13.63%

Proposal 7: Election of Trustees of Master Fund

                                        % Voted % FOR           % Voted  % WITHHOLD
                                 FOR      FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              --------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 1,771,691 95.52%  51.40%  83,101   4.48%     2.41%
(b) George M. Constantinides. 1,772,396 95.56%  51.42%  82,395   4.44%     2.39%
(c) John P. Gould............ 1,773,176 95.60%  51.44%  81,615   4.40%     2.37%
(d) Roger G. Ibbotson........ 1,772,470 95.56%  51.42%  82,321   4.44%     2.39%
(e) Edward P. Lazear......... 1,773,176 95.60%  51.44%  81,615   4.40%     2.37%
(f) Eduardo A. Repetto....... 1,773,176 95.60%  51.44%  81,615   4.40%     2.37%
(g) Myron S. Scholes......... 1,763,630 95.09%  51.17%  91,161   4.91%     2.64%
(h) Abbie J. Smith........... 1,773,681 95.63%  51.46%  81,110   4.37%     2.35%

Proposal 9: Approval of an Updated Investment Management Agreement Between Dimensional Fund Advisors LP and Master Fund

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
1,508,354  81.32%  43.76% 53,144   2.87%    1.54%   40,449   2.18%    1.17%   252,845   13.63%

Proposal 10: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities of Master Fund

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
1,508,988  81.36%  43.78% 53,144   2.87%    1.54%   39,814   2.15%    1.16%   252,845   13.63%

                        DFA INVESTMENT DIMENSIONS GROUP

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIV.)
October 31, 2005-October 31, 2015

                                    [CHART]


                            LWAS/DFA International            MSCI World
                                 High Book to                ex USA Index
                               Market Portfolio             (net dividends)
                          -------------------------        ---------------
  10/31/2005                      $10,000                     $10,000
  11/30/2005                       10,180                      10,265
  12/31/2005                       10,677                      10,741
   1/31/2006                       11,401                      11,420
   2/28/2006                       11,512                      11,382
   3/31/2006                       11,997                      11,743
   4/30/2006                       12,598                      12,304
   5/31/2006                       12,089                      11,837
   6/30/2006                       12,008                      11,822
   7/31/2006                       12,189                      11,932
   8/31/2006                       12,606                      12,271
   9/30/2006                       12,777                      12,262
  10/31/2006                       13,344                      12,746
  11/30/2006                       13,785                      13,126
  12/31/2006                       14,319                      13,502
   1/31/2007                       14,585                      13,584
   2/28/2007                       14,572                      13,693
   3/31/2007                       15,042                      14,044
   4/30/2007                       15,795                      14,683
   5/31/2007                       16,335                      15,009
   6/30/2007                       16,209                      15,024
   7/31/2007                       15,753                      14,816
   8/31/2007                       15,575                      14,602
   9/30/2007                       16,386                      15,432
  10/31/2007                       17,176                      16,102
  11/30/2007                       16,134                      15,473
  12/31/2007                       15,786                      15,182
   1/31/2008                       14,502                      13,813
   2/29/2008                       14,316                      14,063
   3/31/2008                       14,482                      13,863
   4/30/2008                       15,125                      14,633
   5/31/2008                       15,132                      14,855
   6/30/2008                       13,632                      13,700
   7/31/2008                       13,244                      13,212
   8/31/2008                       12,688                      12,702
   9/30/2008                       11,205                      10,868
  10/31/2008                        8,392                       8,607
  11/30/2008                        7,877                       8,140
  12/31/2008                        8,455                       8,569
   1/31/2009                        7,285                       7,770
   2/28/2009                        6,390                       6,983
   3/31/2009                        7,086                       7,443
   4/30/2009                        8,396                       8,403
   5/31/2009                        9,636                       9,466
   6/30/2009                        9,489                       9,368
   7/31/2009                       10,610                      10,248
   8/31/2009                       11,217                      10,739
   9/30/2009                       11,792                      11,182
  10/31/2009                       11,323                      11,002
  11/30/2009                       11,652                      11,275
  12/31/2009                       11,784                      11,454
   1/31/2010                       11,108                      10,917
   2/28/2010                       11,144                      10,906
   3/31/2010                       12,018                      11,608
   4/30/2010                       11,816                      11,435
   5/31/2010                       10,428                      10,173
   6/30/2010                       10,235                      10,026
   7/31/2010                       11,524                      10,953
   8/31/2010                       10,958                      10,626
   9/30/2010                       12,129                      11,645
  10/31/2010                       12,552                      12,060
  11/30/2010                       11,911                      11,549
  12/31/2010                       13,022                      12,479
   1/31/2011                       13,578                      12,748
   2/28/2011                       14,030                      13,220
   3/31/2011                       13,642                      12,956
   4/30/2011                       14,368                      13,661
   5/31/2011                       13,836                      13,256
   6/30/2011                       13,646                      13,067
   7/31/2011                       13,211                      12,852
   8/31/2011                       11,789                      11,765
   9/30/2011                       10,502                      10,584
  10/31/2011                       11,510                      11,613
  11/30/2011                       11,125                      11,076
  12/31/2011                       10,821                      10,956
   1/31/2012                       11,551                      11,547
   2/29/2012                       12,154                      12,182
   3/31/2012                       12,049                      12,092
   4/30/2012                       11,613                      11,887
   5/31/2012                       10,179                      10,531
   6/30/2012                       10,898                      11,221
   7/31/2012                       10,855                      11,361
   8/31/2012                       11,299                      11,685
   9/30/2012                       11,698                      12,040
  10/31/2012                       11,842                      12,125
  11/30/2012                       12,030                      12,380
  12/31/2012                       12,623                      12,754
   1/31/2013                       13,215                      13,381
   2/28/2013                       12,810                      13,248
   3/31/2013                       12,845                      13,353
   4/30/2013                       13,485                      13,961
   5/31/2013                       13,313                      13,648
   6/30/2013                       12,848                      13,137
   7/31/2013                       13,722                      13,836
   8/31/2013                       13,626                      13,658
   9/30/2013                       14,637                      14,623
  10/31/2013                       15,147                      15,113
  11/30/2013                       15,195                      15,206
  12/31/2013                       15,535                      15,435
   1/31/2014                       14,964                      14,812
   2/28/2014                       15,804                      15,620
   3/31/2014                       15,698                      15,550
   4/30/2014                       15,954                      15,796
   5/31/2014                       16,124                      16,040
   6/30/2014                       16,335                      16,268
   7/31/2014                       15,953                      15,978
   8/31/2014                       15,953                      15,991
   9/30/2014                       15,259                      15,334
  10/31/2014                       14,998                      15,090
  11/30/2014                       14,998                      15,276
  12/31/2014                       14,441                      14,768
   1/31/2015                       14,333                      14,715
   2/28/2015                       15,357                      15,595
   3/31/2015                       15,043                      15,334
   4/30/2015                       15,852                      15,998
   5/31/2015                       15,852                      15,859
   6/30/2015                       15,391                      15,408
   7/31/2015                       15,245                      15,652
   8/31/2015                       14,112                      14,512          Past performance is not predictive of
   9/30/2015                       13,149                      13,780          future performance.
  10/31/2015                       14,159                      14,816          The returns shown do not reflect the
                                                                               deduction of taxes that a shareholder
           Average Annual          One         Five         Ten                would pay on fund distributions or the
           Total Return            Year        Years       Years               redemption of fund shares.
           ------------------------------------------------------------        MSCI data copyright MSCI 2015, all
                                  -5.59%       2.44%       3.54%               rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 International Equity Market Review          12 Months Ended October 31, 2015

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks and growth stocks had positive returns while large-cap stocks and value stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------

                                              Return in U.S. Dollars
           -                                  ----------------------
           MSCI World ex USA Index...........         -1.81%
           MSCI World ex USA Small cap Index.          4.66%
           MSCI World ex USA Value Index.....         -5.92%
           MSCI World ex USA Growth Index....          2.33%

   During the period, the U.S. dollar (USD) appreciated against most developed markets currencies, decreasing USD-denominated returns in developed markets.

                           12 Months Ended October 31, 2015
                            --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Return Return in U.S. Dollars
---------------------------------------------------  ------------ ----------------------
                  United Kingdom....................     0.01%            -3.45%
                  Japan.............................    17.41%             9.07%
                  Canada............................    -5.27%           -18.37%
                  France............................    18.69%             4.64%
                  Switzerland.......................     3.70%             1.25%
                  Germany...........................    16.20%             2.45%
                  Australia.........................    -2.25%           -20.66%
                  Spain.............................     0.50%           -11.40%
                  Hong Kong.........................    -1.73%            -1.67%
                  Sweden............................     9.47%            -4.59%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

International Equity Portfolio's Performance Overview

LWAS/DFA International High Book to Market Portfolio

   The LWAS/DFA International High Book to Market Portfolio seeks to capture the returns of international large-cap value stocks by purchasing shares of The DFA International Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Master Fund held approximately 520 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ending October 31, 2015, total returns were -5.59% for the Portfolio and -1.81% for the MSCI World ex USA Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in international equity markets rather than the behavior of a limited number of stocks. The Master Fund had significantly greater exposure than the Index to value stocks. Value stocks generally underperformed during the period, which detracted from the Portfolio's performance relative to the Index. Differences in the valuation timing and methodology between the Master Fund and the Index generally detracted from the Portfolio's relative performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                              Six Months Ended October 31, 2015
EXPENSE TABLE
                                                        Beginning  Ending              Expenses
                                                         Account  Account   Annualized   Paid
                                                          Value    Value     Expense    During
                                                        05/01/15  10/31/15    Ratio*   Period*
                                                        --------- --------- ---------- --------

LWAS/DFA International High Book to Market Portfolio**
------------------------------------------------------
Actual Fund Return..................................... $1,000.00 $  893.20    0.47%    $2.24
Hypothetical 5% Annual Return.......................... $1,000.00 $1,022.84    0.47%    $2.40

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by country.

FEEDER FUND

                                                      Affiliated Investment Company
                                                      -----------------------------
LWAS/DFA International High Book to Market Portfolio.            100.0%

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                               Value+
                                                             -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company.................................. $60,091,980
                                                             -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $57,896,979)........................................... $60,091,980
                                                             ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company (Affiliated
 Investment Company) at Value.................................................................... $     60,092
Prepaid Expenses and Other Assets................................................................            5
                                                                                                  ------------
     Total Assets................................................................................       60,097
                                                                                                  ------------
LIABILITIES:
Payables:
  Fund Shares Redeemed...........................................................................            7
  Due to Advisor.................................................................................            1
Accrued Expenses and Other Liabilities...........................................................           17
                                                                                                  ------------
     Total Liabilities...........................................................................           25
                                                                                                  ------------
NET ASSETS....................................................................................... $     60,072
                                                                                                  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..........................................................    7,795,273
                                                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE......................................... $       7.71
                                                                                                  ============
Investment in Affiliated Investment Company at Cost.............................................. $     57,897
                                                                                                  ============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................................................. $     55,466
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)...........          191
Accumulated Net Realized Gain (Loss).............................................................        2,216
Net Unrealized Foreign Exchange Gain (Loss)......................................................            4
Net Unrealized Appreciation (Depreciation).......................................................        2,195
                                                                                                  ============
NET ASSETS....................................................................................... $     60,072
                                                                                                  ============
(1) NUMBER OF SHARES AUTHORIZED..................................................................  200,000,000
                                                                                                  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO*

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

Investment Income
  Dividends (Net of Foreign Taxes Withheld of $181)................................................. $ 2,252
  Income from Securities Lending....................................................................      64
  Expenses Allocated from Affiliated Investment Company.............................................    (144)
                                                                                                     -------
     Total Investment Income........................................................................   2,172
                                                                                                     -------
Expenses
  Investment Advisory Services Fees.................................................................      36
  Administrative Services Fees......................................................................       6
  Accounting & Transfer Agent Fees..................................................................       3
  Shareholder Servicing Fees........................................................................     125
  Filing Fees.......................................................................................      16
  Shareholders' Reports.............................................................................      10
  Professional Fees.................................................................................       1
  Other.............................................................................................       5
                                                                                                     -------
     Total Expenses.................................................................................     202
                                                                                                     -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C).     (35)
                                                                                                     -------
  Net Expenses......................................................................................     167
                                                                                                     -------
  Net Investment Income (Loss)......................................................................   2,005
                                                                                                     -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold......................................................................   2,348
    Foreign Currency Transactions...................................................................     (42)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................................................  (7,888)
    Translation of Foreign Currency Denominated Amounts.............................................       5
                                                                                                     -------
  Net Realized and Unrealized Gain (Loss)...........................................................  (5,577)
                                                                                                     -------
Net Increase (Decrease) in Net Assets Resulting from Operations..................................... $(3,572)
                                                                                                     =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                        LWAS/DFA International
                                                                                        High Book to Market
                                                                                            Portfolio
                                                                                        ---------------------
                                                                                          Year       Year
                                                                                         Ended      Ended
                                                                                        Oct. 31,   Oct. 31,
                                                                                          2015       2014
                                                                                        --------   --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)......................................................... $ 2,005    $  3,287
  Net Realized Gain (Loss) on:
    Investment Securities Sold.........................................................   2,348       1,618
    Foreign Currency Transactions......................................................     (42)        (12)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................................  (7,888)     (5,439)
    Translation of Foreign Currency Denominated Amounts................................       5         (11)
                                                                                        -------     --------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................  (3,572)       (557)
                                                                                        -------     --------
Distributions From:
  Net Investment Income................................................................  (1,879)     (3,174)
  Net Short-Term Gains.................................................................     (40)       (145)
  Net Long-Term Gains..................................................................  (1,481)     (3,304)
                                                                                        -------     --------
     Total Distributions...............................................................  (3,400)     (6,623)
                                                                                        -------     --------
Capital Share Transactions (1):
  Shares Issued........................................................................   3,105       3,618
  Shares Issued in Lieu of Cash Distributions..........................................   3,399       6,622
  Shares Redeemed......................................................................  (8,126)    (12,295)
                                                                                        -------     --------
     Net Increase (Decrease) from Capital Share Transactions...........................  (1,622)     (2,055)
                                                                                        -------     --------
     Total Increase (Decrease) in Net Assets...........................................  (8,594)     (9,235)
Net Assets
  Beginning of Year....................................................................  68,666      77,901
                                                                                        -------     --------
  End of Year.......................................................................... $60,072    $ 68,666
                                                                                        =======     ========
(1) Shares Issued and Redeemed:
  Shares Issued........................................................................     377         396
  Shares Issued in Lieu of Cash Distributions..........................................     421         736
  Shares Redeemed......................................................................    (980)     (1,356)
                                                                                        -------     --------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................    (182)       (224)
                                                                                        =======     ========
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income). $   191    $    132

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                             LWAS/DFA International High Book to Market Portfolio
                                                                             --------------------------------------------------
                                                                               Year       Year       Year      Year      Year
                                                                              Ended      Ended      Ended     Ended     Ended
                                                                             Oct. 31,   Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,
                                                                               2015       2014       2013      2012      2011
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................................... $  8.61    $  9.50    $  8.22   $  8.68   $ 10.38
                                                                             -------    -------    -------   -------   -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................    0.25       0.39       0.25      0.28      0.32
  Net Gains (Losses) on Securities (Realized and Unrealized)................   (0.72)     (0.47)      1.87     (0.10)    (1.09)
                                                                             -------    -------    -------   -------   -------
   Total from Investment Operations.........................................   (0.47)     (0.08)      2.12      0.18     (0.77)
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................   (0.24)     (0.38)     (0.27)    (0.28)    (0.31)
  Net Realized Gains........................................................   (0.19)     (0.43)     (0.57)    (0.36)    (0.62)
                                                                             -------    -------    -------   -------   -------
   Total Distributions......................................................   (0.43)     (0.81)     (0.84)    (0.64)    (0.93)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................................ $  7.71    $  8.61    $  9.50   $  8.22   $  8.68
============================================================================ =========  =========  ========= ========= =========
Total Return................................................................   (5.59)%    (0.99)%    27.91%     2.89%    (8.30)%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................................... $60,072    $68,666    $77,901   $66,900   $72,856
Ratio of Expenses to Average Net Assets (B).................................    0.47%      0.50%      0.49%     0.50%     0.49%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (B).......    0.53%      0.50%      0.49%     0.50%     0.49%
Ratio of Net Investment Income to Average Net Assets........................    3.05%      4.28%      2.91%     3.49%     3.24%
---------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                         NOTES TO FINANCIAL STATEMENTS

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eighty-one operational portfolios, one of which, LWAS/DFA International High Book to Market Portfolio (the "Portfolio"), is presented in this report. The remaining operational portfolios are presented in separate reports.

   The Portfolio primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At October 31, 2015, the Portfolio owned less than 1% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   The Portfolio's investments reflect its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments is disclosed previously in this note. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio.

Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At October 31, 2015, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $4 (in thousands).

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from the Series, which is treated as a partnership for federal income tax purposes. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolio. On May 8, 2015 and June 10, 2015 at a Special Joint Meeting of Shareholders, shareholders of the Portfolio approved a new investment management agreement, which became effective July 21, 2015, that provides a uniform agreement that increases transparency and better describes all of the services that the Advisor provides to the Portfolio. The new investment management agreement replaced the Portfolio's investment advisory agreement (that provided for no investment advisory fee at the feeder fund level) and administration agreement and charges a rate equal to the combination of the rate charged under the Portfolio's previous administration agreement with the Advisor and the rate of the advisory fee charged by the Advisor to the Series in which the Portfolio invests. In order to prevent the Portfolio from being subject to a higher level of investment management fees, the Advisor will permanently waive the Portfolio's investment management fee in the circumstances described below.

   Prior to July 21, 2015, the Portfolio paid fees to the Advisor pursuant to an administration agreement for administrative services, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services, that were accrued daily and paid monthly based on an effective annual rate of 0.01% of the Portfolio's average daily net assets. Effective July 21, 2015, the Portfolio's investment advisory services/management fees pursuant to the new investment management agreement were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.21% of the Portfolio's average daily net assets.

   Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, to 0.21% of the average net assets of a class of the Portfolio on an annualized basis. The Fee Waiver Agreement for the Portfolio will remain in effect permanently, unless terminated by the Portfolio.

   In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolio pays a monthly Shareholder Servicing Fee to LWIF at an effective annual rate of 0.19% of its average daily net assets.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2015, the total related amounts paid by the Fund to the CCO were $275 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to net foreign currency gains (losses) and gains on securities considered to be "passive foreign investment companies", tax equalization and foreign capital gains tax were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                         Increase       Increase
                                                                        (Decrease)     (Decrease)
                                                         Increase     Undistributed   Accumulated
                                                        (Decrease)    Net Investment  Net Realized
                                                      Paid-In Capital     Income     Gains (Losses)
-                                                     --------------- -------------- --------------
LWAS/DFA International High Book to Market Portfolio.      $135            $(67)          $(68)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                                      Net Investment
                                                        Income and
                                                        Short-Term     Long-Term   Tax Exempt
                                                      Capital Gains  Capital Gains   Income   Total
                                                      -------------- ------------- ---------- ------
LWAS/DFA International High Book to Market Portfolio
2014.................................................     $3,319        $3,304         --     $6,623
2015.................................................      1,918         1,481         --      3,399

   At October 31, 2015, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                      Net Investment
                                                        Income and
                                                        Short-Term     Long-Term
                                                      Capital Gains  Capital Gains Total
-                                                     -------------- ------------- -----
LWAS/DFA International High Book to Market Portfolio.      $61            $72      $133

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                     Undistributed                                               Total Net
                                     Net Investment                                            Distributable
                                       Income and   Undistributed                 Unrealized     Earnings
                                       Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                     Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
-                                    -------------- ------------- ------------- -------------- -------------
LWAS/DFA International High Book to
  Market Portfolio..................      $270         $2,241          --           $2,100        $4,611

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

   During the year ended October 31, 2015, the Portfolio did not utilize capital loss carryforwards.

   At October 31, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                            Net Unrealized
                                                      Federal Tax  Unrealized   Unrealized   Appreciation
                                                         Cost     Appreciation Depreciation (Depreciation)
-                                                     ----------- ------------ ------------ --------------
LWAS/DFA International High Book to Market Portfolio.   $57,995      $2,097         --          $2,097

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

E. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. A line of credit with similar terms was in effect through March 31, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 9, 2015. A line of credit with similar terms was in effect through January 8, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   There were no borrowings by the Portfolio under the lines of credit during the year ended October 31, 2015.

   Pursuant to an exemptive order issued by the SEC (the "Order''), the Funds may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day's notice. The Fund did not utilize the interfund lending program during the year ended October 31, 2015.

F. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G. Other:

   At October 31, 2015, two shareholders held approximately 95% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

H. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of LWAS/DFA International High Book to Market Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of LWAS/DFA International High Book to Market Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at October 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2015

                      RESULTS OF THE SHAREHOLDER MEETING

                                  (Unaudited)

   On May 8, 2015 and June 10, 2015, DFA Investment Dimensions Group Inc. ("DFAIDG") held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DFAIDG and the Portfolio, including, among other items, the election of Directors, the approval of an updated investment management agreement, and the amendment of certain fundamental investment limitations. The shareholders of the Portfolio approved each of the applicable proposals for DFAIDG and the Portfolio presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by the Portfolio. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DFAIDG

Proposal 1: Election of Directors/Trustees*

                                            % Voted % FOR              % Voted  % WITHHOLD
                                   FOR        FOR   of O/S  WITHHOLD   WITHHOLD   of O/S
                              ------------- ------- ------ ----------- -------- ----------
(a) David G. Booth........... 9,813,303,615 98.22%  63.03% 178,323,699  1.78%     1.15%
(b) George M. Constantinides. 9,825,715,266 98.34%  63.11% 165,912,043  1.66%     1.07%
(c) John P. Gould............ 9,821,346,669 98.30%  63.09% 170,280,645  1.70%     1.09%
(d) Roger G. Ibbotson........ 9,825,084,982 98.33%  63.11% 166,542,033  1.67%     1.07%
(e) Edward P. Lazear......... 9,824,635,836 98.33%  63.11% 166,991,519  1.67%     1.07%
(f) Eduardo A. Repetto....... 9,836,468,256 98.45%  63.18% 155,159,090  1.55%     1.00%
(g) Myron S. Scholes......... 9,816,729,833 98.25%  63.06% 174,897,480  1.75%     1.12%
(h) Abbie J. Smith........... 9,806,645,531 98.15%  62.99% 184,978,779  1.85%     1.19%

*  Results are for all Portfolios within DFAIDG

LWAS/DFA International High Book to Market Portfolio

Proposal 1: Election of Directors/Trustees

                                        % Voted % FOR           % Voted  % WITHHOLD
                                 FOR      FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              --------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 4,381,945 97.08%  54.38% 131,570   2.92%     1.63%
(b) George M. Constantinides. 4,383,936 97.13%  54.40% 129,579   2.87%     1.61%
(c) John P. Gould............ 4,383,936 97.13%  54.40% 129,579   2.87%     1.61%
(d) Roger G. Ibbotson........ 4,383,936 97.13%  54.40% 129,579   2.87%     1.61%
(e) Edward P. Lazear......... 4,383,936 97.13%  54.40% 129,579   2.87%     1.61%
(f) Eduardo A. Repetto....... 4,383,936 97.13%  54.40% 129,579   2.87%     1.61%
(g) Myron S. Scholes......... 4,366,296 96.74%  54.19% 147,218   3.26%     1.83%
(h) Abbie J. Smith........... 4,385,960 97.17%  54.43% 127,555   2.83%     1.58%

Proposal 2: Approval of a "Manager of Managers" Structure

           % Voted % FOR of         % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR          FOR     O/S    AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---        ------- -------- ------- ------- --------- ------- ------- --------- -------- --------
3,729,210   82.62%  46.28%  70,248   1.56%    0.87%   154,445  3.42%    1.92%   559,612   12.40%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

           % Voted % FOR of         % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR          FOR     O/S    AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---        ------- -------- ------- ------- --------- ------- ------- --------- -------- --------
3,756,449   83.23%  46.62%  47,954   1.06%    0.60%   149,498  3.31%    1.86%   559,612   12.40%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

           % Voted % FOR of         % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR          FOR     O/S    AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---        ------- -------- ------- ------- --------- ------- ------- --------- -------- --------
3,739,154   82.84%  46.40%  63,533   1.41%    0.79%   151,213  3.35%    1.88%   559,612   12.40%

Proposal 7: Election of Trustees of Master Fund

                                        % Voted % FOR           % Voted  % WITHHOLD
                                 FOR      FOR   of O/S WITHHOLD WITHHOLD   of O/S
-                             --------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 4,367,395 96.76%  54.20% 146,121   3.24%     1.81%
(b) George M. Constantinides. 4,365,816 96.73%  54.18% 147,700   3.27%     1.83%
(c) John P. Gould............ 4,369,386 96.81%  54.22% 144,130   3.19%     1.79%
(d) Roger G. Ibbotson........ 4,363,825 96.68%  54.15% 149,691   3.32%     1.86%
(e) Edward P. Lazear......... 4,365,816 96.73%  54.18% 147,700   3.27%     1.83%
(f) Eduardo A. Repetto....... 4,369,386 96.81%  54.22% 144,130   3.19%     1.79%
(g) Myron S. Scholes......... 4,358,118 96.56%  54.08% 155,398   3.44%     1.93%
(h) Abbie J. Smith........... 4,371,410 96.85%  54.25% 142,106   3.15%     1.76%

Proposal 8: Approval of a "Manager of Managers" Structure for Master Fund

           % Voted % FOR of         % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR          FOR     O/S    AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---        ------- -------- ------- ------- --------- ------- ------- --------- -------- --------
3,769,848.  83.52%  46.78%  72,892   1.61%    0.90%   111,162  2.46%    1.38%   559,612   12.40%

Proposal 9: Approval of an Updated Investment Management Agreement Between Dimensional Fund Advisors LP and Master Fund

                                                                              Broker
           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Non-   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Vote   Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- ------- --------
3,815,883.  84.54% 47.36% 54,151   1.20%    0.67%   83,868   1.86%    1.04%   559,612  12.40%

Proposal 10: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities of Master Fund

           % Voted % FOR of         % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR          FOR     O/S    AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---        ------- -------- ------- ------- --------- ------- ------- --------- -------- --------
3,788,682.  83.94%  47.02%  63,478   1.41%    0.79%   101,741  2.25%    1.26%   559,612   12.40%

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
October 31, 2005-October 31, 2015

                                     [CHART]

                               The U.S. Large Cap               Russell 1000
                                  Value Series                   Value Index
                             ----------------------            ---------------
  10/31/2005                      $10,000                         $10,000
  11/30/2005                       10,399                          10,327
  12/31/2005                       10,413                          10,389
   1/31/2006                       10,910                          10,792
   2/28/2006                       10,873                          10,858
   3/31/2006                       11,067                          11,005
   4/30/2006                       11,377                          11,285
   5/31/2006                       11,170                          11,000
   6/30/2006                       11,266                          11,070
   7/31/2006                       11,104                          11,339
   8/31/2006                       11,286                          11,529
   9/30/2006                       11,599                          11,759
  10/31/2006                       12,059                          12,144
  11/30/2006                       12,288                          12,421
  12/31/2006                       12,534                          12,700
   1/31/2007                       12,900                          12,862
   2/28/2007                       12,706                          12,662
   3/31/2007                       12,795                          12,857
   4/30/2007                       13,339                          13,332
   5/31/2007                       13,889                          13,813
   6/30/2007                       13,665                          13,491
   7/31/2007                       12,819                          12,867
   8/31/2007                       12,573                          13,011
   9/30/2007                       12,901                          13,458
  10/31/2007                       12,974                          13,459
  11/30/2007                       12,249                          12,801
  12/31/2007                       12,208                          12,678
   1/31/2008                       11,742                          12,170
   2/29/2008                       11,382                          11,660
   3/31/2008                       11,276                          11,573
   4/30/2008                       11,986                          12,137
   5/31/2008                       12,274                          12,117
   6/30/2008                       10,929                          10,957
   7/31/2008                       10,810                          10,918
   8/31/2008                       11,019                          11,104
   9/30/2008                       10,029                          10,288
  10/31/2008                        7,775                           8,507
  11/30/2008                        7,012                           7,897
  12/31/2008                        7,240                           8,006
   1/31/2009                        6,381                           7,086
   2/28/2009                        5,486                           6,139
   3/31/2009                        6,029                           6,664
   4/30/2009                        7,004                           7,378
   5/31/2009                        7,540                           7,834
   6/30/2009                        7,448                           7,777
   7/31/2009                        8,157                           8,413
   8/31/2009                        8,711                           8,853
   9/30/2009                        9,092                           9,195
  10/31/2009                        8,700                           8,914
  11/30/2009                        9,190                           9,416
  12/31/2009                        9,444                           9,583
   1/31/2010                        9,225                           9,313
   2/28/2010                        9,623                           9,607
   3/31/2010                        0,373                          10,233
   4/30/2010                        0,702                          10,498
   5/31/2010                        9,784                           9,635
   6/30/2010                        9,046                           9,092
   7/31/2010                        9,755                           9,708
   8/31/2010                        9,167                           9,292
   9/30/2010                       10,061                          10,013
  10/31/2010                       10,436                          10,314
  11/30/2010                       10,355                          10,259
  12/31/2010                       11,365                          11,069
   1/31/2011                       11,728                          11,319
   2/28/2011                       12,363                          11,737
   3/31/2011                       12,421                          11,783
   4/30/2011                       12,738                          12,097
   5/31/2011                       12,553                          11,969
   6/30/2011                       12,334                          11,724
   7/31/2011                       11,769                          11,335
   8/31/2011                       10,777                          10,628
   9/30/2011                       $9,686                           9,824
  10/31/2011                       11,030                          10,949
  11/30/2011                       10,938                          10,893
  12/31/2011                       11,025                          11,112
   1/31/2012                       11,573                          11,532
   2/29/2012                       12,242                          11,992
   3/31/2012                       12,467                          12,348
   4/30/2012                       12,213                          12,222
   5/31/2012                       11,348                          11,505
   6/30/2012                       11,959                          12,076
   7/31/2012                       12,075                          12,201
   8/31/2012                       12,553                          12,466
   9/30/2012                       13,015                          12,862
  10/31/2012                       13,050                          12,799
  11/30/2012                       13,078                          12,793
  12/31/2012                       13,476                          13,058
   1/31/2013                       14,417                          13,906
   2/28/2013                       14,601                          14,106
   3/31/2013                       15,299                          14,665
   4/30/2013                       15,461                          14,886
   5/31/2013                       16,096                          15,269
   6/30/2013                       15,917                          15,134
   7/31/2013                       16,869                          15,951
   8/31/2013                       16,372                          15,346
   9/30/2013                       16,851                          15,730
  10/31/2013                       17,705                          16,419
  11/30/2013                       18,449                          16,877
  12/31/2013                       18,940                          17,305
   1/31/2014                       18,190                          16,690
   2/28/2014                       18,807                          17,412
   3/31/2014                       19,251                          17,828
   4/30/2014                       19,378                          17,997
   5/31/2014                       19,805                          18,261
   6/30/2014                       20,342                          18,738
   7/31/2014                       20,197                          18,418
   8/31/2014                       20,838                          19,095
   9/30/2014                       20,324                          18,701
  10/31/2014                       20,480                          19,122
  11/30/2014                       20,722                          19,513
  12/31/2014                       20,878                          19,633
   1/31/2015                       19,845                          18,848
   2/28/2015                       21,247                          19,760
   3/31/2015                       20,843                          19,491
   4/30/2015                       21,265                          19,673
   5/31/2015                       21,501                          19,910
   6/30/2015                       21,155                          19,512
   7/31/2015                       21,103                          19,598
   8/31/2015                       19,822                          18,430
   9/30/2015                       19,188                          17,874         Past performance is not predictive of
  10/31/2015                       20,751                          19,223         future performance.
                                                                                  The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
           Average Annual         One          Five           Ten                 redemption of fund shares.
           Total Return           Year         Years         Years                Russell data copyright (C) Russell
           ---------------------------------------------------------------        Investment Group 1995-2015, all rights
                                  1.32%        14.74%        7.57%                reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIV.)
October 31, 2005-October 31, 2015

                                    [CHART]

                          The DFA International            MSCI World ex
                              Value Series            USA Index (net dividends)
                            -----------------         ------------------------
10/31/2005                       $10,000                    $10,000
11/30/2005                        10,178                     10,265
12/31/2005                        10,677                     10,741
 1/31/2006                        11,406                     11,420
 2/28/2006                        11,515                     11,382
 3/31/2006                        12,001                     11,743
 4/30/2006                        12,609                     12,304
 5/31/2006                        12,098                     11,837
 6/30/2006                        12,022                     11,822
 7/31/2006                        12,207                     11,932
 8/31/2006                        12,627                     12,271
 9/30/2006                        12,802                     12,262
10/31/2006                        13,370                     12,746
11/30/2006                        13,815                     13,126
12/31/2006                        14,354                     13,502
 1/31/2007                        14,624                     13,584
 2/28/2007                        14,611                     13,693
 3/31/2007                        15,084                     14,044
 4/30/2007                        15,845                     14,683
 5/31/2007                        16,387                     15,009
 6/30/2007                        16,267                     15,024
 7/31/2007                        15,815                     14,816
 8/31/2007                        15,638                     14,602
 9/30/2007                        16,454                     15,432
10/31/2007                        17,252                     16,102
11/30/2007                        16,207                     15,473
12/31/2007                        15,858                     15,182
 1/31/2008                        14,573                     13,813
 2/29/2008                        14,388                     14,063
 3/31/2008                        14,560                     13,863
 4/30/2008                        15,211                     14,633
 5/31/2008                        15,218                     14,855
 6/30/2008                        13,713                     13,700
 7/31/2008                        13,325                     13,212
 8/31/2008                        12,768                     12,702
 9/30/2008                        11,277                     10,868
10/31/2008                         8,449                      8,607
11/30/2008                         7,931                      8,140
12/31/2008                         8,530                      8,569
 1/31/2009                         7,353                      7,770
 2/28/2009                         6,450                      6,983
 3/31/2009                         7,153                      7,443
 4/30/2009                         8,471                      8,403
 5/31/2009                         9,730                      9,466
 6/30/2009                         9,582                      9,368
 7/31/2009                        10,722                     10,248
 8/31/2009                        11,337                     10,739
 9/30/2009                        11,914                     11,182
10/31/2009                        11,440                     11,002
11/30/2009                        11,781                     11,275
12/31/2009                        11,914                     11,454
 1/31/2010                        11,226                     10,917
 2/28/2010                        11,270                     10,906
 3/31/2010                        12,159                     11,608
 4/30/2010                        11,951                     11,435
 5/31/2010                        10,552                     10,173
 6/30/2010                        10,367                     10,026
 7/31/2010                        11,663                     10,953
 8/31/2010                        11,092                     10,626
 9/30/2010                        12,285                     11,645
10/31/2010                        12,714                     12,060
11/30/2010                        12,077                     11,549
12/31/2010                        13,203                     12,479
 1/31/2011                        13,765                     12,748
 2/28/2011                        14,225                     13,220
 3/31/2011                        13,832                     12,956
 4/30/2011                        14,573                     13,661
 5/31/2011                        14,047                     13,256
 6/30/2011                        13,854                     13,067
 7/31/2011                        13,410                     12,852
 8/31/2011                        11,974                     11,765
 9/30/2011                        10,663                     10,584
10/31/2011                        11,692                     11,613
11/30/2011                        11,307                     11,076
12/31/2011                        11,004                     10,956
 1/31/2012                        11,744                     11,547
 2/29/2012                        12,359                     12,182
 3/31/2012                        12,255                     12,092
 4/30/2012                        11,818                     11,887
 5/31/2012                        10,359                     10,531
 6/30/2012                        11,092                     11,221
 7/31/2012                        11,048                     11,361
 8/31/2012                        11,507                     11,685
 9/30/2012                        11,914                     12,040
10/31/2012                        12,062                     12,125
11/30/2012                        12,255                     12,380
12/31/2012                        12,855                     12,754
 1/31/2013                        13,462                     13,381
 2/28/2013                        13,055                     13,248
 3/31/2013                        13,099                     13,353
 4/30/2013                        13,743                     13,961
 5/31/2013                        13,580                     13,648
 6/30/2013                        13,099                     13,137
 7/31/2013                        13,995                     13,836
 8/31/2013                        13,899                     13,658
 9/30/2013                        14,943                     14,623
10/31/2013                        15,461                     15,113
11/30/2013                        15,520                     15,206
12/31/2013                        15,861                     15,435
 1/31/2014                        15,283                     14,812
 2/28/2014                        16,157                     15,620
 3/31/2014                        16,039                     15,550
 4/30/2014                        16,313                     15,796
 5/31/2014                        16,498                     16,040
 6/30/2014                        16,698                     16,268
 7/31/2014                        16,328                     15,978
 8/31/2014                        16,335                     15,991
 9/30/2014                        15,617                     15,334
10/31/2014                        15,350                     15,090
11/30/2014                        15,358                     15,276
12/31/2014                        14,787                     14,768
 1/31/2015                        14,691                     14,715
 2/28/2015                        15,743                     15,595
 3/31/2015                        15,409                     15,334
 4/30/2015                        16,253                     15,998
 5/31/2015                        16,261                     15,859
 6/30/2015                        15,794                     15,408
 7/31/2015                        15,639                     15,652
 8/31/2015                        14,476                     14,512
 9/30/2015                        13,492                     13,780                Past performance is not predictive of
10/31/2015                        14,528                     14,816                future performance.
                                                                                   The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
           Average Annual          One          Five          Ten                  would pay on fund distributions or the
           Total Return            Year         Years        Years                 redemption of fund shares.
           ---------------------------------------------------------------         MSCI data copyright MSCI 2015, all
                                  -5.35%        2.70%        3.81%                 rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 U.S. Equity Market Review                   12 Months Ended October 31, 2015

   U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.5%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

              Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

              Russell 3000(R) Index........................ 4.49%
              Russell Microcap(R) Index (micro-cap stocks). 0.82%
              Russell 2000(R) Index (small-cap stocks)..... 0.34%
              Russell 1000(R) Index (large-cap stocks)..... 4.86%
              Dow Jones U.S. Select REIT Index/SM/......... 6.87%

   Growth stocks outperformed value stocks as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

         Russell 2000(R) Value Index (small-cap value stocks)... -2.88%
         Russell 2000(R) Growth Index (small-cap growth stocks).  3.52%
         Russell 1000(R) Value Index (large-cap value stocks)...  0.53%
         Russell 1000(R) Growth Index (large-cap growth stocks).  9.18%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2015, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the period were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small-cap, and/or micro-cap companies relative to widely used benchmarks.

Domestic Equity Series' Performance Overview

The U.S. Large Cap Value Series

   The U.S. Large Cap Value Series is designed to capture the returns of U.S. large-cap value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Series held approximately 300 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2015, total returns were 1.32% for the Series and 0.53% for the Russell 1000(R) Value Index. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Series had a smaller allocation than the Index to the largest-market-cap stocks and a greater allocation to the remainder of the eligible large-cap universe, which benefited the Portfolio's performance relative to the Index as the largest-market-cap value stocks underperformed.

 International Equity Market Review          12 Months Ended October 31, 2015

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks and growth stocks had positive returns while large-cap stocks and value stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------

                                              Return in U.S. Dollars
           -                                  ----------------------
           MSCI World ex USA Index...........         -1.81%
           MSCI World ex USA Small Cap Index.          4.66%
           MSCI World ex USA Value Index.....         -5.92%
           MSCI World ex USA Growth Index....          2.33%

   During the period, the U.S. dollar (USD) appreciated against most developed markets currencies, decreasing USD-denominated returns in developed markets.

                           12 Months Ended October 31, 2015
                            --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Return Return in U.S. Dollars
---------------------------------------------------  ------------ ----------------------
                  United Kingdom....................     0.01%             -3.45%
                  Japan.............................    17.41%              9.07%
                  Canada............................    -5.27%            -18.37%
                  France............................    18.69%              4.64%
                  Switzerland.......................     3.70%              1.25%
                  Germany...........................    16.20%              2.45%
                  Australia.........................    -2.25%            -20.66%
                  Spain.............................     0.50%            -11.40%
                  Hong Kong.........................    -1.73%             -1.67%
                  Sweden............................     9.47%             -4.59%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

International Equity Series' Performance Overview

The DFA International Value Series

   The DFA International Value Series is designed to capture the returns of international large company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Series held approximately 520 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ending October 31, 2015, total returns were -5.35% for the Series and -1.81% for the MSCI World ex USA Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad trends in international equity markets rather than the behavior of a limited number of stocks. The Series had significantly greater exposure than the Index to value stocks. Value stocks generally underperformed during the period, which detracted from the Series' performance relative to the Index. Differences in the valuation timing and methodology between the Series and the Index generally detracted from the Series' relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                           Six Months Ended October 31, 2015
 EXPENSE TABLES
                                     Beginning   Ending               Expenses
                                     Account    Account   Annualized    Paid
                                      Value      Value     Expense     During
                                     05/01/15   10/31/15   Ratio*     Period*
                                     ---------- --------- ----------  --------

 The U.S. Large Cap Value Series
 -------------------------------
 Actual Fund Return................. $1,000.00  $  975.90   0.11%      $0.55
 Hypothetical 5% Annual Return...... $1,000.00  $1,024.65   0.11%      $0.56

 The DFA International Value Series
 ----------------------------------
 Actual Fund Return................. $1,000.00  $  893.80   0.22%      $1.05
 Hypothetical 5% Annual Return...... $1,000.00  $1,024.10   0.22%      $1.12

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 29, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        The U.S. Large Cap Value Series
              Consumer Discretionary.......................  14.0%
              Consumer Staples.............................   5.2%
              Energy.......................................  16.1%
              Financials...................................  21.5%
              Health Care..................................  11.8%
              Industrials..................................  12.3%
              Information Technology.......................  10.8%
              Materials....................................   3.3%
              Other........................................    --
              Telecommunication Services...................   4.7%
              Utilities....................................   0.3%
                                                            -----
                                                            100.0%

                      The DFA International Value Series
              Consumer Discretionary.......................  12.4%
              Consumer Staples.............................   3.7%
              Energy.......................................  14.4%
              Financials...................................  34.7%
              Health Care..................................   0.9%
              Industrials..................................  10.4%
              Information Technology.......................   3.3%
              Materials....................................  11.8%
              Other........................................    --
              Telecommunication Services...................   5.9%
              Utilities....................................   2.5%
                                                            -----
                                                            100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                               Percentage
                                                     Shares       Value+     of Net Assets**
                                                     ------       ------     ---------------
COMMON STOCKS -- (95.4%)
Consumer Discretionary -- (13.3%)
    Comcast Corp. Class A.........................  9,482,510 $  593,794,776            3.1%
#   Comcast Corp. Special Class A.................  2,635,567    165,276,407            0.9%
    Ford Motor Co................................. 14,411,800    213,438,758            1.1%
    General Motors Co.............................  5,492,031    191,726,802            1.0%
    Time Warner Cable, Inc........................  1,876,119    355,336,939            1.9%
    Time Warner, Inc..............................  4,297,753    323,792,711            1.7%
    Other Securities..............................               819,458,486            4.2%
                                                              --------------           -----
Total Consumer Discretionary......................             2,662,824,879           13.9%
                                                              --------------           -----
Consumer Staples -- (5.0%)
    Archer-Daniels-Midland Co.....................  2,748,548    125,498,702            0.7%
    CVS Health Corp...............................  3,364,257    332,321,306            1.7%
    Mondelez International, Inc. Class A..........  3,818,531    176,263,391            0.9%
    Other Securities..............................               364,331,183            1.9%
                                                              --------------           -----
Total Consumer Staples............................               998,414,582            5.2%
                                                              --------------           -----
Energy -- (15.3%)
    Anadarko Petroleum Corp.......................  2,015,789    134,815,968            0.7%
    Chevron Corp..................................  6,389,725    580,698,208            3.0%
    ConocoPhillips................................  6,174,431    329,405,894            1.7%
    Exxon Mobil Corp..............................  7,571,926    626,501,157            3.3%
    Marathon Petroleum Corp.......................  2,604,266    134,900,979            0.7%
    Occidental Petroleum Corp.....................  2,051,160    152,893,466            0.8%
    Phillips 66...................................  2,055,820    183,070,771            1.0%
    Valero Energy Corp............................  2,806,975    185,035,792            1.0%
    Other Securities..............................               737,288,899            3.9%
                                                              --------------           -----
Total Energy......................................             3,064,611,134           16.1%
                                                              --------------           -----
Financials -- (20.5%)
    American International Group, Inc.............  3,536,873    223,035,211            1.2%
    Bank of America Corp.......................... 15,546,531    260,870,790            1.4%
    Bank of New York Mellon Corp. (The)...........  2,959,920    123,280,668            0.7%
    Capital One Financial Corp....................  2,074,942    163,712,924            0.9%
    Citigroup, Inc................................  4,980,715    264,824,617            1.4%
    Goldman Sachs Group, Inc. (The)...............  1,523,888    285,729,000            1.5%
    Hartford Financial Services Group, Inc. (The).  2,644,794    122,348,170            0.6%
    JPMorgan Chase & Co........................... 10,421,544    669,584,202            3.5%
    MetLife, Inc..................................  2,189,692    110,316,683            0.6%
    Morgan Stanley................................  3,524,427    116,200,358            0.6%
    PNC Financial Services Group, Inc. (The)......  1,273,146    114,914,158            0.6%
    Travelers Cos., Inc. (The)....................  1,130,153    127,582,972            0.7%
    Wells Fargo & Co..............................  2,083,146    112,781,524            0.6%
    Other Securities..............................             1,406,483,007            7.2%
                                                              --------------           -----
Total Financials..................................             4,101,664,284           21.5%
                                                              --------------           -----
Health Care -- (11.3%)
    Aetna, Inc....................................  2,009,110    230,605,646            1.2%
*   Allergan P.L.C................................    496,938    153,290,465            0.8%
#   Anthem, Inc...................................  1,532,858    213,297,191            1.1%
#*  Express Scripts Holding Co....................  2,842,416    245,527,894            1.3%
    Humana, Inc...................................    707,042    126,298,912            0.7%
    Pfizer, Inc................................... 21,021,501    710,947,164            3.7%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                       Percentage
                                                            Shares       Value+      of Net Assets**
                                                            ------       ------      ---------------
Health Care -- (Continued)
      Thermo Fisher Scientific, Inc......................  1,268,522 $   165,897,307            0.9%
      Other Securities...................................                411,377,957            2.1%
                                                                     ---------------          ------
Total Health Care........................................              2,257,242,536           11.8%
                                                                     ---------------          ------
Industrials -- (11.8%)
      CSX Corp...........................................  5,382,618     145,276,860            0.8%
      FedEx Corp.........................................    843,839     131,681,076            0.7%
      General Electric Co................................ 19,532,516     564,880,363            3.0%
      Norfolk Southern Corp..............................  1,598,000     127,887,940            0.7%
      Southwest Airlines Co..............................  3,733,160     172,807,976            0.9%
      Stanley Black & Decker, Inc........................  1,095,910     116,144,542            0.6%
      Union Pacific Corp.................................  1,819,501     162,572,414            0.9%
      Other Securities...................................                931,311,189            4.7%
                                                                     ---------------          ------
Total Industrials........................................              2,352,562,360           12.3%
                                                                     ---------------          ------
Information Technology -- (10.3%)
      Cisco Systems, Inc................................. 13,742,784     396,479,319            2.1%
      EMC Corp...........................................  6,310,731     165,467,367            0.9%
      Fidelity National Information Services, Inc........  1,504,505     109,708,505            0.6%
      Hewlett-Packard Co.................................  9,619,949     259,353,825            1.4%
      Intel Corp......................................... 11,297,597     382,536,635            2.0%
      Other Securities...................................                753,326,604            3.8%
                                                                     ---------------          ------
Total Information Technology.............................              2,066,872,255           10.8%
                                                                     ---------------          ------
Materials --(3.2%)
      Other Securities...................................                631,231,680            3.3%
                                                                     ---------------          ------
Telecommunication Services -- (4.4%)
      AT&T, Inc.......................................... 21,699,651     727,155,305            3.8%
      Other Securities...................................                163,622,086            0.9%
                                                                     ---------------          ------
Total Telecommunication Services.........................                890,777,391            4.7%
                                                                     ---------------          ------
Utilities -- (0.3%)
      Other Securities...................................                 56,891,951            0.3%
                                                                     ---------------          ------
TOTAL COMMON STOCKS......................................             19,083,093,052           99.9%
                                                                     ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                    208,567            0.0%
                                                                     ---------------          ------
TOTAL INVESTMENT SECURITIES..............................             19,083,301,619
                                                                     ---------------

TEMPORARY CASH INVESTMENTS -- (0.0%)
      State Street Institutional Liquid Reserves, 0.140%.  9,754,555       9,754,555            0.1%
                                                                     ---------------          ------

SECURITIES LENDING COLLATERAL -- (4.6%)
(S)@  DFA Short Term Investment Fund..................... 79,199,929     916,343,183            4.8%
                                                                     ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $14,362,076,197)..................................            $20,009,399,357          104.8%
                                                                     ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------- ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 2,662,824,879           --   --    $ 2,662,824,879
  Consumer Staples............     998,414,582           --   --        998,414,582
  Energy......................   3,064,611,134           --   --      3,064,611,134
  Financials..................   4,101,664,284           --   --      4,101,664,284
  Health Care.................   2,257,242,536           --   --      2,257,242,536
  Industrials.................   2,352,562,360           --   --      2,352,562,360
  Information Technology......   2,066,872,255           --   --      2,066,872,255
  Materials...................     631,231,680           --   --        631,231,680
  Telecommunication Services..     890,777,391           --   --        890,777,391
  Utilities...................      56,891,951           --   --         56,891,951
Rights/Warrants...............              -- $    208,567   --            208,567
Temporary Cash Investments....       9,754,555           --   --          9,754,555
Securities Lending Collateral.              --  916,343,183   --        916,343,183
                               --------------- ------------   --    ---------------
TOTAL......................... $19,092,847,607 $916,551,750   --    $20,009,399,357
                               =============== ============   ==    ===============

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                         ------     -------    ---------------
  COMMON STOCKS -- (94.9%)
  AUSTRALIA -- (5.6%)
      BHP Billiton, Ltd................ 5,172,675 $ 84,835,680            0.9%
      BHP Billiton, Ltd. Sponsored ADR. 1,465,288   48,193,322            0.5%
      Macquarie Group, Ltd.............   982,233   59,473,059            0.6%
      Other Securities.................            344,551,404            3.8%
                                                  ------------            ----
  TOTAL AUSTRALIA......................            537,053,465            5.8%
                                                  ------------            ----

  AUSTRIA -- (0.1%)
      Other Securities.................             10,400,098            0.1%
                                                  ------------            ----

  BELGIUM -- (1.3%)
      Other Securities.................            124,483,972            1.3%
                                                  ------------            ----

  CANADA -- (7.4%)
      Bank of Montreal................. 1,105,966   64,245,565            0.7%
      Manulife Financial Corp.......... 3,287,435   54,505,652            0.6%
      Suncor Energy, Inc............... 3,750,370  111,599,034            1.2%
      Other Securities.................            479,872,309            5.2%
                                                  ------------            ----
  TOTAL CANADA.........................            710,222,560            7.7%
                                                  ------------            ----

  DENMARK -- (1.6%)
      Other Securities.................            153,265,271            1.7%
                                                  ------------            ----

  FINLAND -- (0.6%)
      Other Securities.................             60,810,526            0.7%
                                                  ------------            ----

  FRANCE -- (9.3%)
      AXA SA........................... 4,004,754  106,879,326            1.2%
      BNP Paribas SA................... 1,005,680   60,941,389            0.7%
  #   Cie de Saint-Gobain.............. 1,789,605   74,914,737            0.8%
      Engie SA......................... 3,247,971   56,842,074            0.6%
      Orange SA........................ 4,969,645   87,623,255            0.9%
      Renault SA.......................   759,515   71,564,612            0.8%
      Societe Generale SA.............. 1,935,625   89,896,621            1.0%
  #   Total SA......................... 3,202,849  154,885,992            1.7%
      Other Securities.................            191,929,736            2.0%
                                                  ------------            ----
  TOTAL FRANCE.........................            895,477,742            9.7%
                                                  ------------            ----

  GERMANY -- (7.3%)
      Allianz SE.......................   730,758  127,932,134            1.4%
      Allianz SE Sponsored ADR......... 2,811,910   49,349,021            0.5%
      Bayerische Motoren Werke AG......   836,920   85,724,339            0.9%
      Daimler AG....................... 2,214,556  192,032,407            2.1%
      Other Securities.................            250,012,427            2.7%
                                                  ------------            ----
  TOTAL GERMANY........................            705,050,328            7.6%
                                                  ------------            ----

  HONG KONG -- (2.2%)
      Other Securities.................            213,300,423            2.3%
                                                  ------------            ----

  IRELAND -- (0.3%)
      Other Securities.................             25,921,424            0.3%
                                                  ------------            ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                         Percentage
                                               Shares      Value++     of Net Assets**
                                               ------      -------     ---------------

ISRAEL -- (0.4%)
    Other Securities........................            $   35,459,088            0.4%
                                                        --------------           -----

ITALY -- (1.8%)
    UniCredit SpA........................... 10,827,146     69,911,588            0.7%
    Other Securities........................               104,201,022            1.2%
                                                        --------------           -----
TOTAL ITALY.................................               174,112,610            1.9%
                                                        --------------           -----

JAPAN -- (21.4%)
    Hitachi, Ltd............................  7,531,000     43,444,754            0.5%
    Honda Motor Co., Ltd....................  3,334,800    110,316,638            1.2%
    ITOCHU Corp.............................  3,608,800     45,156,836            0.5%
    Mitsubishi UFJ Financial Group, Inc..... 21,459,506    138,789,997            1.5%
    Mizuho Financial Group, Inc............. 51,633,200    106,356,355            1.2%
    Nissan Motor Co., Ltd...................  5,844,900     60,589,514            0.7%
#   Sumitomo Mitsui Financial Group, Inc....  2,728,500    108,849,809            1.2%
    Other Securities........................             1,441,016,272           15.5%
                                                        --------------           -----
TOTAL JAPAN.................................             2,054,520,175           22.3%
                                                        --------------           -----

NETHERLANDS -- (2.8%)
    ING Groep NV............................  6,261,830     91,466,780            1.0%
    Koninklijke Philips NV..................  1,816,357     48,966,694            0.5%
    Other Securities........................               128,818,636            1.4%
                                                        --------------           -----
TOTAL NETHERLANDS...........................               269,252,110            2.9%
                                                        --------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities........................                 6,670,339            0.1%
                                                        --------------           -----

NORWAY -- (0.6%)
    Other Securities........................                61,668,622            0.7%
                                                        --------------           -----

PORTUGAL -- (0.0%)
    Other Securities........................                 4,300,068            0.0%
                                                        --------------           -----

SINGAPORE -- (1.0%)
    Other Securities........................                91,074,356            1.0%
                                                        --------------           -----

SPAIN -- (2.9%)
    Banco Santander SA...................... 19,371,024    108,210,378            1.2%
    Iberdrola SA............................ 14,302,198    101,990,959            1.1%
    Other Securities........................                70,374,756            0.7%
                                                        --------------           -----
TOTAL SPAIN.................................               280,576,093            3.0%
                                                        --------------           -----

SWEDEN -- (3.0%)
    Svenska Cellulosa AB SCA Class B........  2,234,256     65,807,693            0.7%
    Telefonaktiebolaget LM Ericsson Class B.  4,879,427     47,489,038            0.5%
    Other Securities........................               174,423,981            1.9%
                                                        --------------           -----
TOTAL SWEDEN................................               287,720,712            3.1%
                                                        --------------           -----

SWITZERLAND -- (8.5%)
    ABB, Ltd................................  4,761,575     89,830,421            1.0%
    Adecco SA...............................    640,328     47,598,969            0.5%
    Cie Financiere Richemont SA.............    928,099     79,582,225            0.9%
    LafargeHolcim, Ltd......................    932,270     52,500,549            0.6%
    Swiss Re AG.............................  1,037,390     96,301,702            1.0%
    UBS Group AG............................  2,463,478     49,201,633            0.5%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                  Percentage
                                                        Shares      Value++     of Net Assets**
                                                        ------      -------     ---------------

SWITZERLAND -- (Continued)
      Zurich Insurance Group AG......................    343,651 $   90,689,469            1.0%
      Other Securities...............................               316,311,917            3.4%
                                                                 --------------          ------
TOTAL SWITZERLAND....................................               822,016,885            8.9%
                                                                 --------------          ------

UNITED KINGDOM -- (16.7%)
      Barclays P.L.C. Sponsored ADR..................  5,103,338     72,620,500            0.8%
      BP P.L.C. Sponsored ADR........................  8,753,160    312,487,811            3.4%
      HSBC Holdings P.L.C............................ 20,428,278    159,605,431            1.7%
#     HSBC Holdings P.L.C. Sponsored ADR.............  2,554,625     99,809,198            1.1%
      Royal Dutch Shell P.L.C. Class A...............  1,867,596     48,757,978            0.5%
      Royal Dutch Shell P.L.C. Sponsored ADR Class A.  1,338,497     70,217,553            0.8%
#     Royal Dutch Shell P.L.C. Sponsored ADR Class B.  3,323,210    175,099,935            1.9%
      Standard Chartered P.L.C.......................  4,035,713     44,798,973            0.5%
      Vodafone Group P.L.C........................... 58,351,986    192,032,427            2.1%
      Vodafone Group P.L.C. Sponsored ADR............  4,011,201    132,249,306            1.4%
      Other Securities...............................               295,091,397            3.2%
                                                                 --------------          ------
TOTAL UNITED KINGDOM.................................             1,602,770,509           17.4%
                                                                 --------------          ------
TOTAL COMMON STOCKS..................................             9,126,127,376           98.9%
                                                                 --------------          ------

PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
      Volkswagen AG..................................    396,506     47,594,617            0.5%
      Other Securities...............................                13,660,500            0.2%
                                                                 --------------          ------
TOTAL GERMANY........................................                61,255,117            0.7%
                                                                 --------------          ------
TOTAL PREFERRED STOCKS                                               61,255,117            0.7%
                                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities...............................                        --            0.0%
                                                                 --------------          ------

SPAIN -- (0.0%)
      Other Securities...............................                 1,065,068            0.0%
                                                                 --------------          ------
TOTAL RIGHTS/WARRANTS................................                 1,065,068            0.0%
                                                                 --------------          ------
TOTAL INVESTMENT SECURITIES..........................             9,188,447,561
                                                                 --------------

                                                                    Value+
                                                                    ------
SECURITIES LENDING COLLATERAL -- (4.5%)
(S)@  DFA Short Term Investment Fund................. 37,531,967    434,244,856            4.7%
                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $9,600,064,667)...............................            $9,622,692,417          104.3%
                                                                 ==============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Australia................... $   57,726,184 $  479,327,281   --    $  537,053,465
  Austria.....................             --     10,400,098   --        10,400,098
  Belgium.....................      4,913,352    119,570,620   --       124,483,972
  Canada......................    710,222,560             --   --       710,222,560
  Denmark.....................             --    153,265,271   --       153,265,271
  Finland.....................      2,150,379     58,660,147   --        60,810,526
  France......................      4,266,340    891,211,402   --       895,477,742
  Germany.....................     72,150,156    632,900,172   --       705,050,328
  Hong Kong...................             --    213,300,423   --       213,300,423
  Ireland.....................      5,888,310     20,033,114   --        25,921,424
  Israel......................        788,648     34,670,440   --        35,459,088
  Italy.......................     25,889,612    148,222,998   --       174,112,610
  Japan.......................     63,194,952  1,991,325,223   --     2,054,520,175
  Netherlands.................     28,977,472    240,274,638   --       269,252,110
  New Zealand.................             --      6,670,339   --         6,670,339
  Norway......................     15,266,905     46,401,717   --        61,668,622
  Portugal....................             --      4,300,068   --         4,300,068
  Singapore...................             --     91,074,356   --        91,074,356
  Spain.......................      4,304,148    276,271,945   --       280,576,093
  Sweden......................      8,128,809    279,591,903   --       287,720,712
  Switzerland.................     41,604,334    780,412,551   --       822,016,885
  United Kingdom..............    891,654,132    711,116,377   --     1,602,770,509
Preferred Stocks
  Germany.....................             --     61,255,117   --        61,255,117
Rights/Warrants
  Australia...................             --             --   --                --
  Spain.......................             --      1,065,068   --         1,065,068
Securities Lending Collateral.             --    434,244,856   --       434,244,856
                               -------------- --------------   --    --------------
TOTAL......................... $1,937,126,293 $7,685,566,124   --    $9,622,692,417
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
                            (Amounts in thousands)


                                                                                The U.S. Large    The DFA
                                                                                  Cap Value    International
                                                                                   Series*     Value Series*
                                                                                -------------- -------------
ASSETS:
Investments at Value (including $1,499,202 and $418,689 of securities on loan,
 respectively).................................................................  $19,083,301    $9,188,447
Temporary Cash Investments at Value & Cost.....................................        9,755            --
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.......      916,343       434,245
Foreign Currencies at Value....................................................           --        12,800
Cash...........................................................................          157         2,677
Receivables:
  Investment Securities Sold...................................................           --        10,770
  Dividends, Interest and Tax Reclaims.........................................       27,939        27,006
  Securities Lending Income....................................................          539           392
Unrealized Gain on Foreign Currency Contracts..................................           --             7
                                                                                 -----------    ----------
     Total Assets..............................................................   20,038,034     9,676,344
                                                                                 -----------    ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.............................................      916,343       434,245
  Investment Securities Purchased..............................................       25,249        12,024
  Due to Advisor...............................................................        1,585         1,559
Unrealized Loss on Foreign Currency Contracts..................................           --             1
Accrued Expenses and Other Liabilities.........................................          800           610
                                                                                 -----------    ----------
     Total Liabilities.........................................................      943,977       448,439
                                                                                 -----------    ----------
NET ASSETS.....................................................................  $19,094,057    $9,227,905
                                                                                 ===========    ==========
Investments at Cost............................................................  $13,435,978    $9,165,820
                                                                                 ===========    ==========
Foreign Currencies at Cost.....................................................  $        --    $   12,765
                                                                                 ===========    ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)



                                                                                The U.S.      The DFA
                                                                               Large Cap   International
                                                                              Value Series Value Series
                                                                              ------------ -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $23 and $26,207, respectively). $   429,780   $   325,317
  Income from Securities Lending.............................................       4,643         9,274
                                                                              -----------   -----------
     Total Investment Income.................................................     434,423       334,591
                                                                              -----------   -----------
Expenses
  Investment Advisory Services Fees..........................................      18,802        18,962
  Accounting & Transfer Agent Fees...........................................         947           488
  Custodian Fees.............................................................         199           857
  Shareholders' Reports......................................................          47            24
  Directors'/Trustees' Fees & Expenses.......................................          92            46
  Professional Fees..........................................................         350           252
  Other......................................................................         262           155
                                                                              -----------   -----------
     Total Expenses..........................................................      20,699        20,784
                                                                              -----------   -----------
  Fees Paid Indirectly (Note C)..............................................          --           (19)
                                                                              -----------   -----------
  Net Expenses...............................................................      20,699        20,765
                                                                              -----------   -----------
  Net Investment Income (Loss)...............................................     413,724       313,826
                                                                              -----------   -----------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...............................................     858,150       244,684
    Futures..................................................................         (43)           --
    Foreign Currency Transactions............................................          --        (5,879)
  Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency..............................  (1,018,426)   (1,034,230)
     Translation of Foreign Currency Denominated Amounts.....................          --           654
                                                                              -----------   -----------
  Net Realized and Unrealized Gain (Loss)....................................    (160,319)     (794,771)
                                                                              -----------   -----------
Net Increase (Decrease) in Net Assets Resulting from Operations.............. $   253,405   $  (480,945)
                                                                              ===========   ===========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)


                                                               The U.S. Large Cap Value   The DFA International
                                                                        Series                 Value Series
                                                               ------------------------  -----------------------
                                                                   Year         Year         Year        Year
                                                                  Ended        Ended        Ended       Ended
                                                                 Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                                                   2015         2014         2015        2014
                                                               -----------  -----------  -----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................................ $   413,724  $   318,905  $   313,826  $  419,781
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...............................     858,150      755,725      244,684     173,096
    Futures...................................................         (43)          --           --          --
    Foreign Currency Transactions.............................          --           --       (5,879)     (1,763)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency................  (1,018,426)   1,319,300   (1,034,230)   (672,491)
    Translation of Foreign Currency Denominated Amounts.......          --           --          654      (1,379)
                                                               -----------  -----------  -----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations..............................................     253,405    2,393,930     (480,945)    (82,756)
                                                               -----------  -----------  -----------  ----------
Transactions in Interest:
  Contributions...............................................   1,769,181    1,721,914    1,070,207   1,022,273
  Withdrawals.................................................  (1,305,211)    (578,150)    (705,023)   (387,981)
                                                               -----------  -----------  -----------  ----------
     Net Increase (Decrease) from Transactions in Interest....     463,970    1,143,764      365,184     634,292
                                                               -----------  -----------  -----------  ----------
     Total Increase (Decrease) in Net Assets..................     717,375    3,537,694     (115,761)    551,536
Net Assets
  Beginning of Year...........................................  18,376,682   14,838,988    9,343,666   8,792,130
                                                               -----------  -----------  -----------  ----------
  End of Year................................................. $19,094,057  $18,376,682  $ 9,227,905  $9,343,666
                                                               ===========  ===========  ===========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS



                                                                         The U.S. Large Cap Value Series
                                                         --------------------------------------------------------------
                                                             Year         Year         Year         Year        Year
                                                            Ended        Ended        Ended        Ended       Ended
                                                           Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                                             2015         2014         2013         2012        2011
-------------------------------------------------------------------------------------------------------------------------
Total Return............................................        1.32%       15.67%       35.68%       18.31%       5.69%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..................... $19,094,057  $18,376,682  $14,838,988  $10,589,152  $9,335,107
Ratio of Expenses to Average Net Assets.................        0.11%        0.11%        0.11%        0.12%       0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees
 Paid Indirectly).......................................        0.11%        0.11%        0.11%        0.12%       0.12%
Ratio of Net Investment Income to Average Net Assets....        2.20%        1.90%        1.98%        2.15%       1.79%
Portfolio Turnover Rate.................................          16%          15%          15%          10%         14%
-------------------------------------------------------------------------------------------------------------------------

                                                                       The DFA International Value Series
                                                         ------------------------------------------------------------
                                                             Year         Year        Year        Year         Year
                                                            Ended        Ended       Ended       Ended        Ended
                                                           Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                             2015         2014        2013        2012         2011
-----------------------------------------------------------------------------------------------------------------------
Total Return............................................      (5.35)%      (0.72)%      28.18%       3.17%      (8.04)%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..................... $9,227,905   $9,343,666   $8,792,130  $7,238,249  $6,955,907
Ratio of Expenses to Average Net Assets.................       0.22%        0.22%        0.22%       0.24%       0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees
 Paid Indirectly).......................................       0.22%        0.22%        0.22%       0.24%       0.23%
Ratio of Net Investment Income to Average Net Assets....       3.31%        4.50%        3.20%       3.75%       3.47%
Portfolio Turnover Rate.................................         21%          17%          15%         14%          9%
-----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, two of which, The U.S. Large Cap Value Series and The DFA International Value Series (the "Series"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The DFA International Value Series (the "International Series") will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the International Series is computed.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Series foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing, the values assigned to the International Series foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Series and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and
(ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to each Series. On May 8, 2015 and June 10, 2015 at a Special Joint Meeting of Shareholders, shareholders of the Series approved new investment management agreements, which became effective July 21, 2015, that provide a uniform agreement that increases transparency and better describes all of the services that the Advisor provides to each Series. The rate charged to each Series under the new investment management agreement for investment management services is equal to the rate charged under each Series' previous investment advisory agreement with the Advisor. For the year ended October 31, 2015, the investment advisory services/management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% and 0.20% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

Earned Income Credit:

   In addition, the Series entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the year ended October 31, 2015, expenses reduced were as follows (amounts in thousands):

                                                     Fees Paid
                                                     Indirectly
                                                     ----------
                 The DFA International Value Series.    $19

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2015, the total related amounts paid by the Trust to the CCO were $84 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    The U.S. Large Cap Value Series.... $417
                    The DFA International Value Series.  293

E. Purchases and Sales of Securities:

   For the year ended October 31, 2015, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                               Purchases    Sales
                                               ---------- ----------
           The U.S. Large Cap Value Series.... $4,001,677 $2,985,119
           The DFA International Value Series.  2,665,270  1,984,575

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                          Net Unrealized
                                    Federal Tax  Unrealized   Unrealized   Appreciation
                                       Cost     Appreciation Depreciation (Depreciation)
                                    ----------- ------------ ------------ --------------
The U.S. Large Cap Value Series.... $14,362,443  $6,266,359   $(163,399)    $6,102,960
The DFA International Value Series.   9,610,599   1,293,660    (600,495)       693,165

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. Futures Contracts: The Series may enter into futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the year ended October 31, 2015 (amounts in thousands):

Derivative Type             Location of Gain (Loss) on Derivatives Recognized in Income
---------------             -----------------------------------------------------------
Equity contracts            Net Realized Gain (Loss) on: Futures

Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2015 (amounts in thousands):

                                              Realized Gain (Loss) on
                                             Derivatives Recognized in Income
                                             -------------------------------
                                                       Foreign
                                                      Exchange     Equity
                                             Total    Contracts   Contracts
                                             -----    ---------   ---------
         The U.S. Large Cap Value Series*... $(43)        --        $(43)
         The DFA International Value Series.   14        $14          --

* During the year ended October 31, 2015, the U.S. Large Cap Value Series' average notional contract amount of outstanding futures contracts was $7,052 (in thousands).

H. Line of Credit and Interfund Lending Program:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. A line of credit with similar terms was in effect through March 31, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 9, 2015. A line of credit with similar terms was in effect through January 8, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the year ended October 31, 2015, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                      Weighted      Weighted    Number of   Interest Maximum Amount
                                       Average    Average Loan     Days     Expense  Borrowed During
                                    Interest Rate   Balance    Outstanding* Incurred   The Period
                                    ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series....     0.96%       $31,642         68        $60       $162,215
The DFA International Value Series.     0.87%         7,575         44          8         54,121

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2015, that each Series' available line of credit was utilized.

   At October 31, 2015, The U.S. Large Cap Value Series and The Emerging Markets Series had loans outstanding in the amount of $1,884 and $26,898 (in thousands), respectively.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Series did not utilize the interfund lending program during the year ended October 31, 2015.

I. Securities Lending:

   As of October 31, 2015, each Series had securities on loan to brokers/dealers, for which each Series received cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. In addition, The U.S. Large Cap Value Series and The DFA International Value Series received non-cash collateral consisting of short and/or long term U.S. government securities with a market value of $614,033 and $3,425 (amounts in thousands), respectively. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and
Shareholders of the Series, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series and The DFA International Value Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodians, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2015

                      RESULTS OF THE SHAREHOLDER MEETING

                                  (Unaudited)

   On May 8, 2015 and June 10, 2015, The DFA Investment Trust Company ("DFAITC") held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DFAITC and the Series, including, among other items, the election of Trustees, the approval of an updated investment management agreement, and the amendment of certain fundamental investment limitations. The shareholders of the Series approved each of the applicable proposals for DFAITC and the Series presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by each Series. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DFAITC

Proposal 1: Election of Directors/Trustees*

                                            % Voted % FOR             % Voted  % WITHHOLD
                                   FOR        FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ------------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 3,799,690,199  99.00% 99.00% 38,401,017   1.00%     1.00%
(b) George M. Constantinides. 3,805,482,510  99.15% 99.15% 32,608,707   0.85%     0.85%
(c) John P. Gould............ 3,805,511,230  99.15% 99.15% 32,579,986   0.85%     0.85%
(d) Roger G. Ibbotson........ 3,805,697,022  99.16% 99.16% 32,394,194   0.84%     0.84%
(e) Edward P. Lazear......... 3,803,361,554  99.10% 99.10% 34,729,663   0.90%     0.90%
(f) Eduardo A. Repetto....... 3,805,386,852  99.15% 99.15% 32,704,365   0.85%     0.85%
(g) Myron S. Scholes......... 3,804,518,074  99.13% 99.13% 33,573,142   0.87%     0.87%
(h) Abbie J. Smith........... 3,799,720,532  99.00% 99.00% 38,370,685   1.00%     1.00%

*  Results are for all Series within DFAITC

The U.S. Large Cap Value Series

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 503,434,059  96.62% 96.62% 17,618,695   3.38%     3.38%
(b) George M. Constantinides. 503,597,746  96.65% 96.65% 17,455,008   3.35%     3.35%
(c) John P. Gould............ 503,629,830  96.66% 96.66% 17,422,924   3.34%     3.34%
(d) Roger G. Ibbotson........ 503,593,033  96.65% 96.65% 17,459,721   3.35%     3.35%
(e) Edward P. Lazear......... 503,745,656  96.68% 96.68% 17,307,098   3.32%     3.32%
(f) Eduardo A. Repetto....... 503,700,147  96.67% 96.67% 17,352,607   3.33%     3.33%
(g) Myron S. Scholes......... 503,511,500  96.63% 96.63% 17,541,254   3.37%     3.37%
(h) Abbie J. Smith........... 502,444,591  96.43% 96.43% 18,608,163   3.57%     3.57%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST            % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ --------- ------- --------- ---------- ------- --------- -------- --------
499,168,394   95.80% 95.80% 3,282,049  0.63%    0.63%   18,602,311  3.57%    3.57%      0       0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST            % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ --------- ------- --------- ---------- ------- --------- -------- --------
490,697,537   94.17% 94.17% 5,690,048  1.09%    1.09%   24,665,169  4.73%    4.73%      0       0.00%

The DFA International Value Series

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 453,108,126  98.04% 98.04%  9,076,149   1.96%     1.96%
(b) George M. Constantinides. 453,092,853  98.03% 98.03%  9,091,422   1.97%     1.97%
(c) John P. Gould............ 453,054,483  98.02% 98.02%  9,129,792   1.98%     1.98%
(d) Roger G. Ibbotson........ 453,258,273  98.07% 98.07%  8,926,002   1.93%     1.93%
(e) Edward P. Lazear......... 452,856,321  97.98% 97.98%  9,327,954   2.02%     2.02%
(f) Eduardo A. Repetto....... 453,239,258  98.06% 98.06%  8,945,017   1.94%     1.94%
(g) Myron S. Scholes......... 452,508,790  97.91% 97.91%  9,675,485   2.09%     2.09%
(h) Abbie J. Smith........... 451,301,977  97.65% 97.65% 10,882,298   2.35%     2.35%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR            % Voted % AGAINST            % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ --------- ------- --------- ---------- ------- --------- -------- --------
446,738,866   96.66% 96.66% 3,751,643  0.81%    0.81%   11,693,766  2.53%    2.53%      0       0.00%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- -------- --------
451,111,642   97.60% 97.60% 3,045,299  0.66%    0.66%   8,027,334  1.74%    1.74%      0       0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- -------- --------
450,666,784   97.51% 97.51% 3,477,535  0.75%    0.75%   8,039,955  1.74%    1.74%      0       0.00%

                                FUND MANAGEMENT

                                  (Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2015.

Each Board's Nominating Committee is composed of George M. Constantinides, John
P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2015.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is composed of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were three Strategy Committee meetings held during the fiscal year ended October 31, 2015.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

      Name, Position                                 Portfolios within the
   with the Fund, Address     Term of Office/1/ and  DFA Fund Complex/2/     Principal Occupation(s) During Past 5 Years and
     and Year of Birth         Length of Service           Overseen           Other Directorships of Public Companies Held
------------------------------------------------------------------------------------------------------------------------------
                                              Disinterested Trustees/Directors
------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides       DFAIDG-Since 1983     122 portfolios in 4    Leo Melamed Professor of Finance, University of
Director of DFAIDG and DIG.    DIG-Since 1993        investment companies   Chicago Booth School of Business.
Trustee of DFAITC and DEM.     DFAITC-Since 1992
The University of Chicago      DEM-Since 1993
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
1947
------------------------------------------------------------------------------------------------------------------------------
John P. Gould                  DFAIDG-Since 1986     122 portfolios in 4    Steven G. Rothmeier Professor and Distinguished
Director of DFAIDG and DIG.    DIG-Since 1993        investment companies   Service Professor of Economics, University of
Trustee of DFAITC and DEM      DFAITC-Since 1992                            Chicago Booth School of Business (since 1965).
The University of Chicago      DEM-Since 1993                               Member and Chair, Competitive Markets Advisory
Booth School of Business                                                    Council, Chicago Mercantile Exchange (futures
5807 S. Woodlawn Avenue                                                     trading exchange) (since 2004). Trustee, Harbor
Chicago, IL 60637                                                           Fund (registered investment company) (29
1939                                                                        Portfolios) (since 1994). Formerly, Member of the
                                                                            Board of Milwaukee Insurance Company (1997- 2010).
------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson              DFAIDG-Since 1981     122 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and DIG.    DIG-Since 1993        investment companies   Management (since 1984). Chairman, CIO and
Trustee of DFAITC and DEM.     DFAITC-Since 1992                            Partner, Zebra Capital Management, LLC (hedge
Yale School of Management      DEM-Since 1993                               fund and asset manager) (since 2001). Consultant
P.O. Box 208200                                                             to Morningstar Inc. (since 2006). Formerly,
New Haven, CT 06520-8200                                                    Director, BIRR Portfolio Analysis, Inc. (software
1943                                                                        products) (1990-2010).
------------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear               DFAIDG-Since 2010     122 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG.    DIG-Since 2010        investment companies   Institution (since 2002). Jack Steele Parker
Trustee of DFAITC and DEM.     DFAITC-Since 2010                            Professor of Human Resources Management and
Stanford University Graduate   DEM-Since 2010                               Economics, Graduate School of Business, Stanford
School of Business                                                          University (since 1995). Cornerstone Research
518 Memorial Way                                                            (expert testimony and economic and financial
Stanford, CA 94305-5015                                                     analysis) (since 2009). Formerly, Chairman of the
1948                                                                        President George W. Bush's Council of Economic
                                                                            Advisers (2006-2009). Formerly, Council of
                                                                            Economic Advisors, State of California
                                                                            (2005-2006). Formerly, Commissioner, White House
                                                                            Panel on Tax Reform (2005)
------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes               DFAIDG-Since 1981     122 portfolios in 4    Chief Investment Strategist, Janus Capital Group
Director of DFAIDG and DIG.    DIG-Since 1993        investment companies   Inc. (since 2014). Frank E. Buck Professor of
Trustee of DFAITC and DEM.     DFAITC-Since 1992                            Finance Emeritus, Graduate School of Business,
c/o Dimensional Fund           DEM-Since 1993                               Stanford University (since 1981). Chairman,
Advisors, LP                                                                Ruapay Inc. (since 2013). Formerly, Chairman,
6300 Bee Cave Road                                                          Platinum Grove Asset Management, L.P. (hedge
Building 1                                                                  fund) (formerly, Oak Hill Platinum Partners)
Austin, TX 78746                                                            (1999-2009). Formerly, Director, American Century
1941                                                                        Fund Complex (registered investment companies)
                                                                            (43 Portfolios) (1980-2014).
------------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                 DFAIDG-Since 2000     122 portfolios in 4    Boris and Irene Stern Distinguished Service
Director of DFAIDG and DIG.    DIG-Since 2000        investment companies   Professor of Accounting, University of Chicago
Trustee of DFAITC and DEM.     DFAITC-Since 2000                            Booth School of Business (since 1980). Director,
The University of Chicago      DEM-Since 2000                               HNI Corporation (formerly known as HON Industries
Booth School of Business                                                    Inc.) (office furniture) (since 2000). Director,
5807 S. Woodlawn                                                            Ryder System Inc. (transportation, logistics and
Avenue Chicago, IL 60637                                                    supply-chain management) (since 2003). Trustee,
1953                                                                        UBS Funds (4 investment companies within the fund
                                                                            complex) (33 portfolios) (since 2009). Formerly,
                                                                            Co-Director Investment Research, Fundamental
                                                                            Investment Advisors (hedge fund) (2008-2011).
------------------------------------------------------------------------------------------------------------------------------

      Name, Position                                Portfolios within the
  with the Fund, Address     Term of Office/1/ and  DFA Fund Complex/2/     Principal Occupation(s) During Past 5 Years and
     and Year of Birth        Length of Service           Overseen           Other Directorships of Public Companies Held
-----------------------------------------------------------------------------------------------------------------------------
                                               Interested Trustees/Directors*
-----------------------------------------------------------------------------------------------------------------------------
David G. Booth                DFAIDG-Since 1981     122 portfolios in 4    Chairman, Director/Trustee, President, Co-Chief
Chairman, Director/Trustee,   DIG-Since 1992        investment companies   Executive Officer and formerly, Chief Executive
President and Co-Chief        DFAITC-Since 1992                            Officer (until 1/1/2010) of the following
Executive Officer             DEM-Since 1993                               companies: Dimensional Holdings Inc., Dimensional
6300 Bee Cave Road,                                                        Fund Advisors LP, DFA Securities LLC, DEM,
Building One                                                               DFAIDG, DIG and DFAITC (collectively, the "DFA
Austin, TX 78746                                                           Entities"). Director of Dimensional Fund Advisors
1946                                                                       Ltd. and formerly, Chief Investment Officer.
                                                                           Director of DFA Australia Limited and formerly,
                                                                           President and Chief Investment Officer. Director
                                                                           of Dimensional Advisors Ltd., Dimensional Funds
                                                                           plc and Dimensional Funds II plc. Formerly,
                                                                           President, Dimensional SmartNest (US) LLC
                                                                           (2009-2014). Formerly, Limited Partner, Oak Hill
                                                                           Partners (2001- 2010). Limited Partner, VSC
                                                                           Investors, LLC (since 2007). Trustee, University
                                                                           of Chicago. Trustee, University of Kansas
                                                                           Endowment Association. Formerly, Director, SA
                                                                           Funds (registered investment company). Chairman,
                                                                           Director and Co-Chief Executive Officer of
                                                                           Dimensional Fund Advisors Canada ULC. Director
                                                                           and President (since 2012) of Dimensional Japan
                                                                           Ltd. Chairman, Director, President and Co-Chief
                                                                           Executive Officer of Dimensional Cayman Commodity
                                                                           Fund I Ltd. (since 2010).
-----------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto            DFAIDG-Since 2009     122 portfolios in 4    Co-Chief Executive Officer (beginning January
Director/Trustee, Co-Chief    DIG-Since 2009        investment companies   2010), Co-Chief Investment Officer (since June
Executive Officer and Co-     DFAITC-Since 2009                            2014), Director/Trustee, and formerly, Chief
Chief Investment Officer      DEM-Since 2009                               Investment Officer (March 2007-June 2014) of the
6300 Bee Cave Road,                                                        DFA Entities. Director, Co-Chief Executive
Building One                                                               Officer and Chief Investment Officer (since 2010)
Austin, TX 78746                                                           of Dimensional Cayman Commodity Fund I Ltd.
1967                                                                       Director, Co-Chief Executive Officer, President
                                                                           and Co-Chief Investment Officer of Dimensional
                                                                           Fund Advisors Canada ULC and formerly, Chief
                                                                           Investment Officer (until April 2014). Co-Chief
                                                                           Investment Officer, Vice President, and Director
                                                                           of DFA Australia Limited and formerly, Chief
                                                                           Investment Officer (until April 2014). Director
                                                                           of Dimensional Fund Advisors Ltd., Dimensional
                                                                           Funds plc, Dimensional Funds II plc and
                                                                           Dimensional Advisors Ltd. Formerly, Vice
                                                                           President of the DFA Entities and Dimensional
                                                                           Fund Advisors Canada ULC. Director and Chief
                                                                           Investment Officer (since December 2012) of
                                                                           Dimensional Japan Ltd.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes DFAIDG, DIG; DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

Officers

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                            Term of Office/1/
  Name and Year of                           and Length of
        Birth               Position            Service               Principal Occupation During Past 5 Years
----------------------------------------------------------------------------------------------------------------------
April A. Aandal        Vice President         Since 2008       Vice President of all the DFA Entities.
1963
----------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta       Vice President         Since 2012       Vice President of all the DFA Entities. Formerly, Vice
1974                                                           President, Business Development at Capson
                                                               Physicians Insurance Company (2010-2012); Vice
                                                               President at Charles Schwab (2007-2010).
----------------------------------------------------------------------------------------------------------------------
Darryl D. Avery        Vice President         Since 2005       Vice President of all the DFA Entities.
1966
----------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow       Vice President         Since 1993       Vice President of all the DFA Entities. Director and
1955                                                           Managing Director of Dimensional Fund Advisors Ltd
                                                               (since September 2013).
----------------------------------------------------------------------------------------------------------------------
Peter Bergan           Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                           Senior Infrastructure Manager for Dimensional Fund
                                                               Advisors LP (January 2011-January 2014); Partner
                                                               at Stonehouse Consulting (2010).
----------------------------------------------------------------------------------------------------------------------
Lana Bergstein         Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                           Client Service Manager for Dimensional Fund
                                                               Advisors LP (February 2008-January 2014).
----------------------------------------------------------------------------------------------------------------------
Stanley W. Black       Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1970                                                           Senior Research Associate (January 2012-January
                                                               2014) and Research Associate (2006-2011) for
                                                               Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
Aaron T. Borders       Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (April 2008-January 2014).
----------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth      Vice President         Since 2007       Vice President of all the DFA Entities.
1968
----------------------------------------------------------------------------------------------------------------------
Valerie A. Brown       Vice President and     Since 2001       Vice President and Assistant Secretary of all the
1967                   Assistant Secretary                     DFA Entities, DFA Australia Limited, Dimensional
                                                               Fund Advisors Ltd., Dimensional Cayman
                                                               Commodity Fund I Ltd., Dimensional Fund Advisors
                                                               Pte. and Dimensional Hong Kong Limited. Director,
                                                               Vice President and Assistant Secretary of
                                                               Dimensional Fund Advisors Canada ULC.
----------------------------------------------------------------------------------------------------------------------
David P. Butler        Vice President         Since 2007       Vice President of all the DFA Entities. Head of
1964                                                           Global Financial Services for Dimensional Fund
                                                               Advisors LP (since 2008).
----------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit      Vice President         Since 2012       Vice President of all the DFA Entities. Formerly,
1970                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (December 2010-January 2012); Regional Director
                                                               at Russell Investments (April 2006-December 2010).
----------------------------------------------------------------------------------------------------------------------
Hunt M. Cairns         Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director (January 2010-January 2014) and
                                                               Senior Associate (July 2008-December 2009) for
                                                               Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
Dennis M. Chamberlain  Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1972                                                           Regional Director (January 2012-January 2015) for
                                                               Dimensional Fund Advisors LP; Principal for
                                                               Chamberlain Financial Group (October
                                                               2010-December 2011); Wealth Management
                                                               Consultant for Saybrus Partners (May 2008-October
                                                               2010).

                                            Term of Office/1/
   Name and Year of                          and Length of
        Birth                Position           Service              Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------------
Ryan J. Chaplinski      Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director (June 2011-January 2015) for
                                                               Dimensional Fund Advisors LP; Sales Executive for
                                                               Vanguard (2004-June 2011).
---------------------------------------------------------------------------------------------------------------------
James G. Charles        Vice President        Since 2011       Vice President of all the DFA Entities. Formerly,
1956                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (2008-2010).
---------------------------------------------------------------------------------------------------------------------
Joseph H. Chi           Vice President        Since 2009       Vice President of all the DFA Entities. Co-Head of
1966                                                           Portfolio Management (since March 2012) and
                                                               Senior Portfolio Manager (since January 2012) for
                                                               Dimensional Fund Advisors LP. Formerly, Portfolio
                                                               Manager for Dimensional Fund Advisors LP (October
                                                               2005 to January 2012).
---------------------------------------------------------------------------------------------------------------------
Pil Sun Choi            Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1972                                                           Counsel for Dimensional Fund Advisors LP (April
                                                               2012-January 2014); Vice President and Counsel for
                                                               AllianceBernstein L.P. (2006-2012).
---------------------------------------------------------------------------------------------------------------------
Stephen A. Clark        Vice President        Since 2004       Vice President of all the DFA Entities, DFA Australia
1972                                                           Limited and Dimensional Fund Advisors Canada
                                                               ULC. Head of Global Institutional Services for
                                                               Dimensional Fund Advisors LP (since January
                                                               2014). Formerly, Head of Institutional, North America
                                                               (March 2012 to December 2013) and Head of
                                                               Portfolio Management (January 2006 to March 2012)
                                                               for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
Matt B. Cobb            Vice President        Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (September 2011-March 2013); Vice President at
                                                               MullinTBG (2005-2011).
---------------------------------------------------------------------------------------------------------------------
Rose C. Cooke           Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (August 2010-March 2014); Vice President, Sales
                                                               and Business Development at AdvisorsIG (PPMG)
                                                               (2009-2010); Vice President at Credit Suisse
                                                               (2007-2009).
---------------------------------------------------------------------------------------------------------------------
Ryan Cooper             Vice President        Since 2013       Vice President of all the DFA Entities. Formerly,
1979                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (2003-March 2014).
---------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell      Vice President        Since 2012       Vice President of all the DFA Entities. Formerly,
1976                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (August 2002-January 2012).
---------------------------------------------------------------------------------------------------------------------
Robert P. Cornell       Vice President        Since 2007       Vice President of all the DFA Entities.
1949
---------------------------------------------------------------------------------------------------------------------
George H. Crane         Vice President        Since 2010       Vice President of all the DFA Entities. Formerly,
1955                                                           Senior Vice President and Managing Director at
                                                               State Street Bank & Trust Company (2007-2008).
---------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and    Since 2004       Vice President and Global Chief Compliance Officer
1965                    Global Chief                           of all the DFA Entities, DFA Australia Limited and
                        Compliance Officer                     Dimensional Fund Advisors Ltd. Vice President,
                                                               Chief Compliance Officer and Chief Privacy Officer
                                                               of Dimensional Fund Advisors Canada ULC.
                                                               Formerly, Vice President and Global Chief
                                                               Compliance Officer for Dimensional SmartNest (US)
                                                               LLC (October 2010-2014).
---------------------------------------------------------------------------------------------------------------------
John Dashtara           Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1980                                                           Regional Director (July 2013-January 2015) for
                                                               Dimensional Fund Advisors LP; Relationship
                                                               Manager for Blackrock, Inc. (July 2011-July
                                                               2013);Vice President for Towers Watson (formerly,
                                                               WellsCanning) (June 2009-July 2011).

                                            Term of Office/1/
  Name and Year of                           and Length of
        Birth               Position            Service              Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------------
James L. Davis         Vice President         Since 1999       Vice President of all the DFA Entities.
1956
---------------------------------------------------------------------------------------------------------------------
Robert T. Deere        Vice President         Since 1994       Vice President of all the DFA Entities, DFA Australia
1957                                                           Limited and Dimensional Fund Advisors Canada
                                                               ULC.
---------------------------------------------------------------------------------------------------------------------
Johnathon K. DeKinder  Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                           Regional Director (January 2012-January 2014) and
                                                               Senior Associate (August 2010-December 2011) for
                                                               Dimensional Fund Advisors LP; MBA and MPA at
                                                               the University of Texas at Austin (August 2007-May
                                                               2010).
---------------------------------------------------------------------------------------------------------------------
Mark J. Dennis         Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1976                                                           Regional Director (May 2011-January 2015) for
                                                               Dimensional Fund Advisors LP; Vice President,
                                                               Portfolio Specialist (January 2007-May 2011) for
                                                               Morgan Stanley Investment Management.
---------------------------------------------------------------------------------------------------------------------
Massimiliano DeSantis  Vice President         Since 2015       Vice President of all DFA Entities. Formerly, Senior
1971                                                           Associate, Research (November 2012-January
                                                               2015) for Dimensional Fund Advisors LP; Senior
                                                               Consultant, NERA Economic Consulting, New York
                                                               (May 2010-November 2012).
---------------------------------------------------------------------------------------------------------------------
Peter F. Dillard       Vice President         Since 2010       Vice President of all the DFA Entities. Formerly,
1972                                                           Research Associate (August 2008-March 2010) and
                                                               Research Assistant (April 2006-August 2008) for
                                                               Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner     Vice President         Since 2001       Vice President of all the DFA Entities.
1970
---------------------------------------------------------------------------------------------------------------------
Karen M. Dolan         Vice President         Since 2014       Vice President of all the DFA Entities. Head of
1979                                                           Marketing for Dimensional Fund Advisors LP (since
                                                               February 2013). Formerly, Senior Manager of
                                                               Research and Marketing for Dimensional Fund
                                                               Advisors LP (June 2012-January 2013); Director of
                                                               Mutual Fund Analysis at Morningstar (January
                                                               2008-May 2012).
---------------------------------------------------------------------------------------------------------------------
L. Todd Erskine        Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1959                                                           Regional Director (May 2008-January 2015) for
                                                               Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
Richard A. Eustice     Vice President and     Since 1998       Vice President and Assistant Secretary of all the
1965                   Assistant Secretary                     DFA Entities and DFA Australia Limited. Chief
                                                               Operating Officer for Dimensional Fund Advisors
                                                               Pte. Ltd. (since April 2013). Formerly, Chief
                                                               Operating Officer for Dimensional Fund Advisors Ltd.
                                                               (July 2008-March 2013).
---------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker    Vice President         Since 2004       Vice President of all the DFA Entities.
1971
---------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall         Vice President         Since 2008       Vice President of all the DFA Entities. Co-Head of
1974                                                           Portfolio Management (since March 2012) and
                                                               Senior Portfolio Manager (since January 2012) of
                                                               Dimensional Fund Advisors LP. Formerly, Portfolio
                                                               Manager of Dimensional Fund Advisors LP
                                                               (September 2004-January 2012).
---------------------------------------------------------------------------------------------------------------------
Edward A. Foley        Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1976                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (August 2011-January 2014); Senior Vice President
                                                               of First Trust Advisors L.P. (2007-July 2011).
---------------------------------------------------------------------------------------------------------------------
Deborah J.G. Foster    Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1959                                                           Senior Associate (May 2011-January 2015) and
                                                               Marketing Officer (April 2002-April 2011) for
                                                               Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman      Vice President         Since 2009       Vice President of all the DFA Entities.
1970
---------------------------------------------------------------------------------------------------------------------

                                          Term of Office/1/
  Name and Year of                         and Length of
       Birth               Position           Service               Principal Occupation During Past 5 Years
--------------------------------------------------------------------------------------------------------------------
Kimberly A. Ginsburg  Vice President        Since 2015       Vice President of all the DFA Entities. Formerly, Vice
1970                                                         President for Dimensional SmartNest (US) LLC
                                                             (January 2012-November 2014); Senior Vice
                                                             President for Morningstar (July 2004-July 2011).
--------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour      Vice President        Since 2007       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum        Vice President        Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                         Managing Director at BlackRock (2004-January
                                                             2012).
--------------------------------------------------------------------------------------------------------------------
Henry F. Gray         Vice President        Since 2000       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------
John T. Gray          Vice President        Since 2007       Vice President of all the DFA Entities.
1974
--------------------------------------------------------------------------------------------------------------------
Christian Gunther     Vice President        Since 2011       Vice President of all the DFA Entities. Senior Trader
1975                                                         for Dimensional Fund Advisors LP (since 2012).
                                                             Formerly, Senior Trader (2009-2012).
--------------------------------------------------------------------------------------------------------------------
Robert W. Hawkins     Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                         Counsel for Dimensional Fund Advisors LP (January
                                                             2011-January 2014); Vice President and Senior
                                                             Counsel for State Street Global Advisors (November
                                                             2008-January 2011).
--------------------------------------------------------------------------------------------------------------------
Joel H. Hefner        Vice President        Since 2007       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------
Kevin B. Hight        Vice President        Since 2005       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------
Gregory K. Hinkle     Vice President and    Since 2015       Vice President and Controller of all the DFA Entities.
1958                  Controller                             Formerly, Vice President of T. Rowe Price Group,
                                                             Inc. and Director of Investment Treasury and
                                                             Treasurer of the T. Rowe Price Funds (March
                                                             2008-July 2015).
--------------------------------------------------------------------------------------------------------------------
Christine W. Ho       Vice President        Since 2004       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------
Michael C. Horvath    Vice President        Since 2011       Vice President of all the DFA Entities. Formerly,
1960                                                         Managing Director, Co-Head Global Consultant
                                                             Relations at BlackRock (2004-2011).
--------------------------------------------------------------------------------------------------------------------
Mark A. Hunter        Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                         Senior Compliance Officer (November 2010-January
                                                             2015) for Dimensional Fund Advisors LP; Senior
                                                             Compliance Manager for Janus Capital Group, Inc.
                                                             (March 2004-November 2010).
--------------------------------------------------------------------------------------------------------------------
Jeff J. Jeon          Vice President        Since 2004       Vice President of all the DFA Entities and
1973                                                         Dimensional Cayman Commodity Fund I Ltd.
--------------------------------------------------------------------------------------------------------------------
Garret D. Jones       Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                         Manager of Sales and Marketing Systems (January
                                                             2011-January 2014) and Project Manager
                                                             (2007-2010) for Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------
Stephen W. Jones      Vice President        Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                         Facilities Manager for Dimensional Fund Advisors
                                                             LP (October 2008-January 2012).
--------------------------------------------------------------------------------------------------------------------
Scott P. Kaup         Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1975                                                         Senior Manager, Investment Operations (January
                                                             2014-January 2015) and Investment Operations
                                                             Manager (May 2008-January 2014) for Dimensional
                                                             Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------

                                     Term of Office/1/
 Name and Year of                     and Length of
       Birth            Position         Service              Principal Occupation During Past 5 Years
--------------------------------------------------------------------------------------------------------------
David M. Kavanaugh   Vice President    Since 2014       Vice President of all the DFA Entities. Head of
1978                                                    Operations for Financial Advisor Services for
                                                        Dimensional Fund Advisors LP (since July 2014).
                                                        Formerly, Counsel of Dimensional Fund Advisors LP
                                                        (August 2011-January 2014); Associate at Andrews
                                                        Kurth LLP (2006-2011).
--------------------------------------------------------------------------------------------------------------
Patrick M. Keating   Vice President    Since 2003       Vice President of DFAIDG, DIG, DFAITC, DEM,
1954                                                    Dimensional Holdings Inc., Dimensional Fund
                                                        Advisors LP. Formerly, Vice President of DFA
                                                        Securities LLC, Dimensional Cayman Commodity
                                                        Fund I Ltd. and Dimensional Advisors Ltd (until
                                                        February 2015); Chief Operating Officer of
                                                        Dimensional Holdings Inc., DFA Securities LLC,
                                                        Dimensional Fund Advisors LP, Dimensional
                                                        Cayman Commodity Fund I Ltd., Dimensional
                                                        Advisors Ltd. and Dimensional Fund Advisors Pte.
                                                        Ltd. (until February 2015); Director, Vice President,
                                                        and Chief Privacy Officer of Dimensional Fund
                                                        Advisors Canada ULC (until February 2015); Director
                                                        of DFA Australia Limited, Dimensional Fund
                                                        Advisors Ltd. and Dimensional Advisors Ltd. (until
                                                        February 2015); Director and Vice President of
                                                        Dimensional Hong Kong Limited and Dimensional
                                                        Fund Advisors Pte. Ltd. (until February 2015); and
                                                        Director, Vice President and Chief Operating Officer
                                                        of Dimensional Japan Ltd. (until May 2015).
--------------------------------------------------------------------------------------------------------------
Andrew K. Keiper     Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1977                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (October 2004-January 2013).
--------------------------------------------------------------------------------------------------------------
Glenn E. Kemp        Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1948                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (April 2006-January 2012).
--------------------------------------------------------------------------------------------------------------
David M. Kershner    Vice President    Since 2010       Vice President of all the DFA Entities. Portfolio
1971                                                    Manager for Dimensional Fund Advisors LP
                                                        (since June 2004).
--------------------------------------------------------------------------------------------------------------
Kimberly L. Kiser    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1972                                                    Creative Director for Dimensional Fund Advisors LP
                                                        (September 2012-January 2014); Vice President and
                                                        Global Creative Director at Morgan Stanley
                                                        (2007-2012); Visiting Assistant Professor, Graduate
                                                        Communications Design at Pratt Institute
                                                        (2004-2012).
--------------------------------------------------------------------------------------------------------------
Timothy R. Kohn      Vice President    Since 2011       Vice President of all the DFA Entities. Head of
1971                                                    Defined Contribution Sales for Dimensional Fund
                                                        Advisors LP (since August 2010).
--------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich   Vice President    Since 2004       Vice President of all the DFA Entities. Senior
1971                                                    Portfolio Manager of Dimensional Fund Advisors LP
                                                        (since January 2012). Formerly, Portfolio Manager
                                                        for Dimensional (April 2001-January 2012).
--------------------------------------------------------------------------------------------------------------
Mark D. Krasniewski  Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1981                                                    Senior Associate, Investment Analytics and Data
                                                        (January 2012-December 2012) and Systems
                                                        Developer (June 2007-December 2011) for
                                                        Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------
Kahne L. Krause      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1966                                                    Regional Director (May 2010-January 2014) for
                                                        Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------
Stephen W. Kurad     Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
1968                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (2007-2010).
--------------------------------------------------------------------------------------------------------------

                                          Term of Office/1/
Name and Year of                           and Length of
      Birth              Position             Service               Principal Occupation During Past 5 Years
--------------------------------------------------------------------------------------------------------------------
Michael F. Lane    Vice President           Since 2004       Vice President of all the DFA Entities. Formerly,
1967                                                         Chief Executive Officer for Dimensional SmartNest
                                                             (US) LLC (July 2012-November 2014).
--------------------------------------------------------------------------------------------------------------------
Francis R. Lao     Vice President           Since 2011       Vice President of all the DFA Entities. Formerly, Vice
1969                                                         President-Global Operations at Janus Capital Group
                                                             (2005-2011).
--------------------------------------------------------------------------------------------------------------------
David F. LaRusso   Vice President           Since 2013       Vice President of all the DFA Entities. Formerly,
1978                                                         Senior Trader (January 2010-December 2012) and
                                                             Trader (2000-2009) for Dimensional Fund Advisors
                                                             LP.
--------------------------------------------------------------------------------------------------------------------
Juliet H. Lee      Vice President           Since 2005       Vice President of all the DFA Entities.
1971
--------------------------------------------------------------------------------------------------------------------
Marlena I. Lee     Vice President           Since 2011       Vice President of all the DFA Entities. Formerly,
1980                                                         Research Associate for Dimensional Fund Advisors
                                                             LP (July 2008-2010).
--------------------------------------------------------------------------------------------------------------------
Paul A. Lehman     Vice President           Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                         Regional Director (July 2013-January 2015) for
                                                             Dimensional Fund Advisors LP; Chief Investment
                                                             Officer (April 2005-April 2013) for First Citizens
                                                             Bancorporation.
--------------------------------------------------------------------------------------------------------------------
John B. Lessley    Vice President           Since 2013       Vice President of all the DFA Entities. Formerly,
1960                                                         Regional Director for Dimensional Fund Advisors LP
                                                             (January 2008-January 2013).
--------------------------------------------------------------------------------------------------------------------
Joy L. Lopez       Vice President           Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                         Senior Tax Manager (February 2013-January 2015)
                                                             for Dimensional Fund Advisors LP; Vice President
                                                             and Tax Manager, North America (August 2006-April
                                                             2012) for Pacific Investment Management Company.
--------------------------------------------------------------------------------------------------------------------
Apollo D. Lupescu  Vice President           Since 2009       Vice President of all the DFA Entities.
1969
--------------------------------------------------------------------------------------------------------------------
Timothy P. Luyet   Vice President           Since 2015       Vice President of all the DFA Entities. Formerly,
1972                                                         Senior Manager, Marketing Operations (January
                                                             2014-January 2015), Manager, Client Systems
                                                             (October 2011-January 2014) and RFP Manager
                                                             (April 2010-October 2011) for Dimensional Fund
                                                             Advisors LP.
--------------------------------------------------------------------------------------------------------------------
Peter Magnusson    Vice President           Since 2014       Vice President of all the DFA Entities. Formerly,
1969                                                         Regional Director for Dimensional Fund Advisors LP
                                                             (January 2011-January 2014); Vice President at
                                                             Columbia Management (2004-2010).
--------------------------------------------------------------------------------------------------------------------
Kenneth M. Manell  Vice President           Since 2010       Vice President of all the DFA Entities and
1972                                                         Dimensional Cayman Commodity Fund I Ltd.
                                                             Formerly, Counsel for Dimensional Fund Advisors
                                                             LP (September 2006-January 2010).
--------------------------------------------------------------------------------------------------------------------
Aaron M. Marcus    Vice President           Since 2008       Vice President of all DFA Entities and Head of
1970                                                         Global Human Resources for Dimensional Fund
                                                             Advisors LP.
--------------------------------------------------------------------------------------------------------------------
David R. Martin    Vice President, Chief    Since 2007       Vice President, Chief Financial Officer and Treasurer
1956               Financial Officer and                     of all the DFA Entities and Dimensional Cayman
                   Treasurer                                 Commodity Fund I Ltd. Director, Vice President,
                                                             Chief Financial Officer and Treasurer of Dimensional
                                                             Fund Advisors Ltd., DFA Australia Limited,
                                                             Dimensional Advisors Pte. Ltd., Dimensional Hong
                                                             Kong Limited and Dimensional Fund Advisors
                                                             Canada ULC. Director of Dimensional Funds plc and
                                                             Dimensional Funds II plc. Statutory Auditor of
                                                             Dimensional Japan Ltd. Formerly, Chief Financial
                                                             Officer, Treasurer and Vice President of Dimensional
                                                             SmartNest (US) LLC (October 2010-November
                                                             2014).
--------------------------------------------------------------------------------------------------------------------

                                             Term of Office/1/
 Name and Year of                              and Length of
       Birth              Position                Service                 Principal Occupation During Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
Duane R. Mattson     Vice President      Since 2015                 Vice President of all the DFA Entities. Formerly,
1965                                                                Senior Compliance Officer (May 2012-January 2015)
                                                                    for Dimensional Fund Advisors LP; Chief
                                                                    Compliance Officer (April 2010-April 2012) for Al
                                                                    Frank Asset Management.
--------------------------------------------------------------------------------------------------------------------------
Bryan R. McClune     Vice President      Since 2014                 Vice President of all the DFA Entities. Formerly,
1975                                                                Regional Director of Dimensional Fund Advisors LP
                                                                    (January 2009-January 2014).
--------------------------------------------------------------------------------------------------------------------------
Philip P. McInnis    Vice President      Since 2014                 Vice President of all the DFA Entities. Formerly,
1984                                                                Regional Director (January 2009-January 2014) and
                                                                    Senior Associate (2011) for Dimensional Fund
                                                                    Advisors LP; Investment Consultant (March
                                                                    2010-December 2010) and Investment Analyst
                                                                    (December 2007-March 2010) at Towers Watson.
--------------------------------------------------------------------------------------------------------------------------
Travis A. Meldau     Vice President      Since 2015                 Vice President of all the DFA Entities. Portfolio
1981                                                                Manager (since September 2011) for Dimensional
                                                                    Fund Advisors LP. Formerly, Portfolio Manager for
                                                                    Wells Capital Management (October 2004-
                                                                    September 2011).
--------------------------------------------------------------------------------------------------------------------------
Jonathan G. Nelson   Vice President      Since 2013                 Vice President of all the DFA Entities. Formerly,
1971                                                                Manager, Investment Systems (2011-January 2013)
                                                                    and Project Manager (2007-2010) for Dimensional
                                                                    Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell  Vice President and  Vice President since 1997  Vice President and Secretary of all the DFA Entities.
1964                 Secretary           and Secretary since 2000   Director, Vice President and Secretary of DFA
                                                                    Australia Limited and Dimensional Fund Advisors
                                                                    Ltd. (since February 2002, April 1997, and May
                                                                    2002, respectively). Vice President and Secretary of
                                                                    Dimensional Fund Advisors Canada ULC (since
                                                                    June 2003), Dimensional Cayman Commodity Fund I
                                                                    Ltd., Dimensional Japan Ltd (since February 2012),
                                                                    Dimensional Advisors Ltd (since March 2012),
                                                                    Dimensional Fund Advisors Pte. Ltd. (since June
                                                                    2012). Director of Dimensional Funds plc and
                                                                    Dimensional Funds II plc (since 2002 and 2006,
                                                                    respectively). Director of Dimensional Japan Ltd.,
                                                                    Dimensional Advisors Ltd., Dimensional Fund
                                                                    Advisors Pte. Ltd. and Dimensional Hong Kong
                                                                    Limited (since August 2012 and July 2012).
                                                                    Formerly, Vice President and Secretary of
                                                                    Dimensional SmartNest (US) LLC (October
                                                                    2010-November 2014).
--------------------------------------------------------------------------------------------------------------------------
John R. Nicholson    Vice President      Since 2015                 Vice President of all the DFA Entities. Formerly,
1977                                                                Regional Director (June 2011-January 2015) for
                                                                    Dimensional Fund Advisors LP; Sales Executive for
                                                                    Vanguard (July 2008-May 2011).
--------------------------------------------------------------------------------------------------------------------------
Pamela B. Noble      Vice President      Since 2011                 Vice President of all the DFA Entities. Formerly,
1964                                                                Portfolio Manager for Dimensional Fund Advisors LP
                                                                    (2008-2010).
--------------------------------------------------------------------------------------------------------------------------
Selwyn Notelovitz    Vice President and  Since 2013                 Vice President of all the DFA Entities. Deputy Chief
1961                 Deputy Chief                                   Compliance Officer of Dimensional Fund Advisors
                     Compliance Officer                             LP (since December 2012). Formerly, Chief
                                                                    Compliance Officer of Wellington Management
                                                                    Company, LLP (2004-2011).
--------------------------------------------------------------------------------------------------------------------------
Carolyn L. O         Vice President      Since 2010                 Vice President of all the DFA Entities and
1974                                                                Dimensional Cayman Commodity Fund I Ltd. Deputy
                                                                    General Counsel, Funds (since 2011). Formerly,
                                                                    Counsel for Dimensional Fund Advisors LP
                                                                    (2007-2010).
--------------------------------------------------------------------------------------------------------------------------

                                               Term of Office/1/
 Name and Year of                                and Length of
      Birth               Position                  Service                 Principal Occupation During Past 5 Years
----------------------------------------------------------------------------------------------------------------------------
Gerard K. O'Reilly  Vice President and Co- Vice President since 2007  Vice President and Co-Chief Investment Officer of all
1976                Chief Investment       and Co-Chief Investment    the DFA Entities and Dimensional Fund Advisors
                    Officer                Officer since 2014         Canada ULC. Director of Dimensional Funds plc and
                                                                      Dimensional Fund II plc.
----------------------------------------------------------------------------------------------------------------------------
Daniel C. Ong       Vice President         Since 2009                 Vice President of all the DFA Entities. Portfolio
1973                                                                  Manager for Dimensional Fund Advisors LP
                                                                      (since July 2005).
----------------------------------------------------------------------------------------------------------------------------
Kyle K. Ozaki       Vice President         Since 2010                 Vice President of all the DFA Entities. Formerly,
1978                                                                  Senior Compliance Officer (January 2008-January
                                                                      2010) and Compliance Officer (February
                                                                      2006-December 2007) for Dimensional Fund
                                                                      Advisors LP.
----------------------------------------------------------------------------------------------------------------------------
Matthew A. Pawlak   Vice President         Since 2013                 Vice President of all the DFA Entities. Formerly,
1977                                                                  Regional Director for Dimensional Fund Advisors LP
                                                                      (2012-January 2013); Senior Consultant (June
                                                                      2011-December 2011) and Senior Investment
                                                                      Analyst and Consultant (July 2008-June 2011) at
                                                                      Hewitt EnnisKnupp.
----------------------------------------------------------------------------------------------------------------------------
Jeffrey L. Pierce   Vice President         Since 2015                 Vice President of all the DFA Entities. Senior
1984                                                                  Manager, Advisor Benchmarking (since January
                                                                      2015) for Dimensional Fund Advisors LP. Formerly,
                                                                      Manager, Advisor Benchmarking (April
                                                                      2012-December 2014) for Dimensional Fund
                                                                      Advisors LP; Senior Manager, Research and
                                                                      Consulting (October 2010-April 2012) for Crain
                                                                      Communications Inc.; Senior Manager, Revenue
                                                                      Planning and Strategy (April 2007-October 2010) for
                                                                      T-Mobile.
----------------------------------------------------------------------------------------------------------------------------
Olivian T. Pitis    Vice President         Since 2015                 Vice President of all the DFA Entities. Formerly,
1974                                                                  Regional Director (May 2011-January 2015) for
                                                                      Dimensional Fund Advisors LP; Investment
                                                                      Counselor/Regional Director for Halbert Hargrove
                                                                      (2008-May 2011).
----------------------------------------------------------------------------------------------------------------------------
Brian P. Pitre      Vice President         Since 2015                 Vice President of all the DFA Entities. Counsel for
1976                                                                  Dimensional Fund Advisors LP (since February
                                                                      2015). Formerly, Chief Financial Officer and General
                                                                      Counsel for Relentless (March 2014-January 2015);
                                                                      Vice President of all the DFA Entities (January
                                                                      2013-March 2014); Counsel for Dimensional Fund
                                                                      Advisors LP (January 2009-March 2014).
----------------------------------------------------------------------------------------------------------------------------
David A. Plecha     Vice President         Since 1993                 Vice President of all the DFA Entities, DFA Australia
1961                                                                  Limited, Dimensional Fund Advisors Ltd. and
                                                                      Dimensional Fund Advisors Canada ULC.
----------------------------------------------------------------------------------------------------------------------------
Allen Pu            Vice President         Since 2011                 Vice President of all the DFA Entities. Senior
1970                                                                  Portfolio Manager for Dimensional Fund Advisors LP
                                                                      (since January 2015). Formerly, Portfolio Manager
                                                                      for Dimensional Fund Advisors LP (2006-January
                                                                      2015).
----------------------------------------------------------------------------------------------------------------------------
David J. Rapozo     Vice President         Since 2014                 Vice President of all the DFA Entities. Formerly,
1967                                                                  Regional Director for Dimensional Fund Advisors LP
                                                                      (January 2011-January 2014); Vice President at
                                                                      BlackRock (2009-2010).
----------------------------------------------------------------------------------------------------------------------------
Mark A. Regier      Vice President         Since 2013                 Vice President of all the DFA Entities. Formerly,
1969                                                                  Planning and Analysis Manager for Dimensional
                                                                      Fund Advisors LP (July 2007-January 2014).
----------------------------------------------------------------------------------------------------------------------------
Cory T. Riedberger  Vice President         Since 2015                 Vice President of all the DFA Entities. Formerly,
1979                                                                  Regional Director (March 2011-January 2015) for
                                                                      Dimensional Fund Advisors LP; Regional Vice
                                                                      President (2003-March 2011) for Invesco
                                                                      PowerShares.
----------------------------------------------------------------------------------------------------------------------------
Savina B. Rizova    Vice President         Since 2012                 Vice President of all the DFA Entities. Formerly,
1981                                                                  Research Associate (June 2011-January 2012) for
                                                                      Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------------

                                     Term of Office/1/
 Name and Year of                     and Length of
       Birth            Position         Service               Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------
Michael F. Rocque    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1968                                                    Senior Fund Accounting Manager (July
                                                        2013-January 2015) for Dimensional Fund Advisors
                                                        LP; Senior Financial Consultant and Chief
                                                        Accounting Officer (July 2002-July 2013) for MFS
                                                        Investment Management.
---------------------------------------------------------------------------------------------------------------
L. Jacobo Rodriguez  Vice President    Since 2005       Vice President of all the DFA Entities.
1971
---------------------------------------------------------------------------------------------------------------
Austin S. Rosenthal  Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Vice
1978                                                    President for Dimensional SmartNest (US) LLC
                                                        (September 2010--November 2014).
---------------------------------------------------------------------------------------------------------------
Oliver J. Rowe       Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1960                                                    Senior Manager, Human Resources for Dimensional
                                                        Fund Advisors LP (January 2012-January 2014);
                                                        Director of Human Resources at Spansion, Inc.
                                                        (March 2009-December 2011).
---------------------------------------------------------------------------------------------------------------
Joseph S. Ruzicka    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1987                                                    Manager Investment Analytics and Data (January
                                                        2014-January 2015), Senior Associate, Investment
                                                        Analytics and Data (January 2013-January 2014),
                                                        Associate, Investment Analytics and Data (January
                                                        2012-January 2013), and Investment Data Analyst
                                                        (April 2010-January 2012) for Dimensional Fund
                                                        Advisors LP.
---------------------------------------------------------------------------------------------------------------
Julie A. Saft        Vice President    Since 2010       Vice President of all the DFA Entities. Formerly,
1959                                                    Client Systems Manager for Dimensional Fund
                                                        Advisors LP (July 2008-January 2010); Senior
                                                        Manager at Vanguard (November 1997-July 2008).
---------------------------------------------------------------------------------------------------------------
Joel P. Schneider    Vice President    Since 2015       Vice President of all the DFA Entities. Portfolio
1980                                                    Manager (since 2013) for Dimensional Fund
                                                        Advisors LP. Formerly, Investment Associate (April
                                                        2011-January 2013) for Dimensional Fund Advisors
                                                        LP; Associate Consultant for ZS Associates (April
                                                        2008-November 2010).
---------------------------------------------------------------------------------------------------------------
Ashish Shrestha      Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1978                                                    Regional Director (September 2009-January 2015)
                                                        and Senior Associate (September 2008-September
                                                        2009) for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Bruce A. Simmons     Vice President    Since 2009       Vice President of all the DFA Entities. Formerly,
1965                                                    Investment Operations Manager for Dimensional
                                                        Fund Advisors LP (May 2007-January 2009).
---------------------------------------------------------------------------------------------------------------
Ted R. Simpson       Vice President    Since 2007       Vice President of all the DFA Entities.
1968
---------------------------------------------------------------------------------------------------------------
Bhanu P. Singh       Vice President    Since 2014       Vice President of all the DFA Entities. Senior
1981                                                    Portfolio Manager for Dimensional Fund Advisors LP
                                                        (since January 2015). Formerly, Portfolio Manager
                                                        (January 2012-January 2015) and Investment
                                                        Associate for Dimensional Fund Advisors LP (August
                                                        2010-December 2011).
---------------------------------------------------------------------------------------------------------------
Bryce D. Skaff       Vice President    Since 2007       Vice President of all the DFA Entities.
1975
---------------------------------------------------------------------------------------------------------------
Lukas J. Smart       Vice President    Since 2014       Vice President of all the DFA Entities. Portfolio
1977                                                    Manager of Dimensional Fund Advisors LP (since
                                                        January 2010).
---------------------------------------------------------------------------------------------------------------
Andrew D. Smith      Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
1968                                                    Project Manager for Dimensional Fund Advisors LP
                                                        (2007-2010).
---------------------------------------------------------------------------------------------------------------
Grady M. Smith       Vice President    Since 2004       Vice President of all the DFA Entities and
1956                                                    Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------

                                      Term of Office/1/
  Name and Year of                     and Length of
       Birth             Position         Service              Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------
Lawrence R. Spieth    Vice President    Since 2004       Vice President of all the DFA Entities.
1947
---------------------------------------------------------------------------------------------------------------
Richard H. Tatlow V   Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                     Regional Director for Dimensional Fund Advisors LP
                                                         (April 2010-January 2013).
---------------------------------------------------------------------------------------------------------------
Blake T. Tatsuta      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1973                                                     Manager, Investment Analytics and Data
                                                         (2012-January 2013) and Research Assistant
                                                         (2002-2011) for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Erik T. Totten        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1980                                                     Regional Director (2010-January 2013) and Senior
                                                         Associate (2007-2009) for Dimensional Fund
                                                         Advisors LP.
---------------------------------------------------------------------------------------------------------------
John H. Totten        Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1978                                                     Regional Director for Dimensional Fund Advisors LP
                                                         (January 2008-January 2012).
---------------------------------------------------------------------------------------------------------------
Robert C. Trotter     Vice President    Since 2009       Vice President of all the DFA Entities.
1958
---------------------------------------------------------------------------------------------------------------
Dave C. Twardowski    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1982                                                     Research Associate (June 2011-January 2015) for
                                                         Dimensional Fund Advisors LP; Research Assistant
                                                         at Dartmouth College (2009-2011).
---------------------------------------------------------------------------------------------------------------
Karen E. Umland       Vice President    Since 1997       Vice President of all the DFA Entities, DFA Australia
1966                                                     Limited, Dimensional Fund Advisors Ltd., and
                                                         Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------
Benjamin C. Walker    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                     Regional Director for Dimensional Fund Advisors LP
                                                         (September 2008-January 2014).
---------------------------------------------------------------------------------------------------------------
Brian J. Walsh        Vice President    Since 2009       Vice President of all the DFA Entities. Portfolio
1970                                                     Manager for Dimensional Fund Advisors LP
                                                         (since 2004).
---------------------------------------------------------------------------------------------------------------
Jessica Walton        Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1974                                                     Regional Director (January 2012-January 2015) for
                                                         Dimensional Fund Advisors LP; Director of Marketing
                                                         and Investor Relations for Treaty Oak Capital
                                                         Management (July 2011-October 2011); Vice
                                                         President for Rockspring Capital (October 2010-July
                                                         2011); Program Director for RevEurope Payments
                                                         (November 2008-October 2010).
---------------------------------------------------------------------------------------------------------------
Weston J. Wellington  Vice President    Since 1997       Vice President of all the DFA Entities.
1951
---------------------------------------------------------------------------------------------------------------
Ryan J. Wiley         Vice President    Since 2007       Vice President of all the DFA Entities.
1976
---------------------------------------------------------------------------------------------------------------
Stacey E. Winning     Vice President    Since 2015       Vice President of all the DFA Entities. Head of
1981                                                     Global Recruiting and Development (since June
                                                         2014) for Dimensional Fund Advisors LP. Formerly,
                                                         Senior Manager, Recruiting (December 2012-June
                                                         2014) for Dimensional Fund Advisors LP; Co-Head
                                                         of Global Recruiting (May 2009-November 2012) for
                                                         Two Sigma Investments.
---------------------------------------------------------------------------------------------------------------
Paul E. Wise          Vice President    Since 2005       Vice President of all the DFA Entities.
1955
---------------------------------------------------------------------------------------------------------------
Joseph L. Young       Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
1978                                                     Regional Director for Dimensional Fund Advisors LP
                                                         (2005-2010).

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (Unaudited)


   For shareholders that do not have an October 31, 2015 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2015 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2014 to October 31, 2015, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                              Qualifying
                                                                                                 For
                                          Net                                                 Corporate
                                      Investment    Short-Term     Long-Term                  Dividends   Qualifying    U.S.
                                        Income     Capital Gain  Capital Gain      Total       Received    Dividend  Government
Dimensional Investment Group Inc.    Distributions Distributions Distributions Distributions Deduction(1) Income(2)  Interest(3)
---------------------------------    ------------- ------------- ------------- ------------- ------------ ---------- -----------
LWAS/DFA U.S. High Book to Market
  Portfolio.........................      22%            1%           76%           100%         100%        100%        --
LWAS/DFA Two-Year Fixed Income
  Portfolio.........................      67%           20%           13%           100%          --          --         36%
LWAS/DFA Two-Year Government
  Portfolio.........................      51%           49%           --            100%          --          --         97%
LWAS/DFA International High Book to
  Market Portfolio..................      55%            1%           44%           100%         100%        100%        --

                                                                    Qualifying
                                                                      Short-
                                      Foreign   Foreign  Qualifying    Term
                                        Tax     Source    Interest   Capital
Dimensional Investment Group Inc.    Credit(4) Income(5) Income(6)   Gain(7)
---------------------------------    --------- --------- ---------- ----------
LWAS/DFA U.S. High Book to Market
  Portfolio.........................    --         --       100%       100%
LWAS/DFA Two-Year Fixed Income
  Portfolio.........................    --         --       100%       100%
LWAS/DFA Two-Year Government
  Portfolio.........................    --         --       100%       100%
LWAS/DFA International High Book to
  Market Portfolio..................     4%       100%      100%       100%

----------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                                                               DFA103115-003A
 [LOGO]                                                              00157601

[LOGO]

ANNUAL REPORT
year ended: October 31, 2015

DFA Investment Dimensions Group Inc.
DFA LTIP Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2015

Dear Fellow Shareholder,

Dimensional is built around a set of ideas that are bigger than our firm. Our point of view about market efficiency, our commitment to research, and our focus on implementation form the basis of our approach. We are fortunate to have found clients who are drawn to these ideas and the consistency we have shown to these principles over time.

Combining insights gained from research with effective implementation has been central to Dimensional's approach since our founding and will continue to be our focus.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                                 ANNUAL REPORT

                               Table of Contents

                                                                    Page
                                                                    ----
        Letter to Shareholders
        Definitions of Abbreviations and Footnotes.................   1
           Performance Charts......................................   2
           Management's Discussion and Analysis....................   3
           Disclosure of Fund Expenses.............................   4
           Disclosure of Portfolio Holdings........................   5
           Schedule of Investments.................................   6
               DFA LTIP Portfolio..................................   6
           Statement of Assets and Liabilities.....................   7
           Statement of Operations.................................   8
           Statements of Changes in Net Assets.....................   9
           Financial Highlights....................................  10
           Notes to Financial Statements...........................  11
           Report of Independent Registered Public Accounting Firm.  16
           Results of the Shareholder Meeting......................  17
        Fund Management............................................  19
        Voting Proxies on Fund Portfolio Securities................  31
        Notice to Shareholders.....................................  32

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments
-----------------------

Investment Footnotes
+     See Note B to Financial Statements.
^^^   Face Amount of security is not adjusted for inflation.

Financial Highlights
--------------------
(A)   Computed using average shares outstanding.
(B)   Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(C)   Non-Annualized
(D)   Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--    Amounts designated as -- are either zero or rounded to zero.
SEC   Securities and Exchange Commission
TIPS  U.S. Treasury Inflation Protected Securities
(a)   Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA LTIP PORTFOLIO VS.
CITIGROUP U.S. INFLATION-LINKED SECURITIES INDEX, 20+ YEARS
March 7, 2012-October 31, 2015

                                    [CHART]

                                                  Citi U.S. Inflation-Linked
                  DFA LTIP Portfolio             Securities Index, 20+ Years
            ------------------------------      -----------------------------
   03/2012             $10,000                            $10,000
   03/2012               9,770                              9,821
   04/2012              10,310                             10,266
   05/2012              10,890                             10,921
   06/2012              10,751                             10,847
   07/2012              11,403                             11,424
   08/2012              11,152                             11,175
   09/2012              11,092                             11,148
   10/2012              11,423                             11,432
   11/2012              11,464                             11,528
   12/2012              11,239                             11,314
   01/2013              10,847                             10,952
   02/2013              10,817                             10,947
   03/2013              10,666                             10,809
   04/2013              11,159                             11,318
   05/2013               9,842                             10,024
   06/2013               9,044                              9,391
   07/2013               9,014                              9,290
   08/2013               8,659                              9,022
   09/2013               8,881                              9,195
   10/2013               8,963                              9,258
   11/2013               8,545                              8,887
   12/2013               8,309                              8,696
   01/2014               8,963                              9,275
   02/2014               8,983                              9,321
   03/2014               9,075                              9,416
   04/2014               9,423                              9,747
   05/2014               9,893                             10,169
   06/2014               9,981                             10,258
   07/2014              10,097                             10,411
   08/2014              10,432                             10,698
   09/2014               9,762                             10,063
   10/2014              10,059                             10,362
   11/2014              10,281                             10,486
   12/2014              10,356                             10,637
   01/2015              10,727                             11,406
   02/2015              10,282                             11,024
   03/2015              10,176                             10,893
   04/2015              10,123                             10,835
   05/2015               9,700                             10,453
   06/2015               9,318                             10,049
   07/2015               9,562                             10,241
   08/2015               9,318                             10,045                Past performance is not predictive of
   09/2015               9,058                              9,719                future performance.
   10/2015               9,250                              9,907                The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
           Average Annual          One            Since                          would pay on fund distributions or the
           Total Return            Year         Inception                        redemption of fund shares.
           ------------------------------------------------------                Citigroup bond indices copyright 2015
                                  -8.04%         -2.11%                          by Citigroup.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 Fixed Income Market Review                  12 Months Ended October 31, 2015

   U.S. and developed international fixed income markets generally experienced flattening yield curves for the year ended October 31, 2015. In the case of the U.S. and U.K., while longer-term bond yields declined, most shorter-term bond yields increased slightly. The Eurozone saw a sharp decline in bond yields across the curve with the largest declines in longer-term bonds. In general, in the U.S. and developed international fixed income markets investment grade credit underperformed government bonds of similar duration. The one-month U.S. Treasury bill yield remained at or near 0.00% during the period, while the yield on ten-year U.S. Treasury notes decreased to 2.14%.

                                       October 31, 2014 October 31, 2015 Change
                                       ---------------- ---------------- ------
 One-Month Treasury Bill (yield)......      0.00%            0.00%        0.00%
 Ten-Year U.S. Treasury Notes (yield).      2.34%            2.14%       -0.20%

----------
Source: Bloomberg.

   There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the fiscal year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than in others. For the 12 months ended October 31, 2015, the total return was 0.04% for three-month U.S. Treasury bills, 2.34% for five-year U.S. Treasury notes, and 4.54% for 30-year U.S. Treasury bonds.
----------
Source: Barclays US Treasury Bellwethers.

   Some of Dimensional Fund Advisors LP's ("Dimensional" or the "Advisor") fixed income strategies are based on a variable-maturity strategy that identifies a maturity range with favorable risk-adjusted expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities may be lengthened to position a portfolio for higher expected returns associated with longer maturities. These higher returns may be achieved by roll-down returns (in an upwardly sloped yield curve, prices of longer-term bonds generally increase as they approach maturity) as well as by earning higher current yields. During the period under review, the portfolios employing a variable-maturity approach continued to take term risk, reflecting upward-sloping eligible yield curves.

   Some of Dimensional's fixed income strategies are based on a variable-credit approach that varies exposure to credit risk. When credit spreads are narrow, higher-quality securities are believed to offer the more attractive opportunity on a risk-adjusted basis. When credit spreads are wide, additional credit risk may be taken to position a portfolio for higher expected returns associated with increased credit risk. The portfolios employing a variable-credit approach continued to emphasize bonds in the single-A and BBB rating categories, reflecting relatively wide credit spreads.

DFA LTIP Portfolio

   The LTIP Portfolio (formerly, Dimensional Retirement Fixed Income Fund III) seeks to provide total return comprised of income and capital appreciation consistent with long-term inflation protection. The Portfolio generally invests in inflation-protected securities issued by the U.S. government and its agencies and instrumentalities with maturities greater than ten years. The average maturity of the Portfolio remained steady at 28.07 years on both October 31, 2015 and October 31, 2014.

   For the 12 months ended October 31, 2015, the total return was -8.04% for the Portfolio versus -4.39% for the Citigroup U.S. Inflation-Linked Securities Index, 20+ Years. As both the Portfolio and the Index only hold Treasury Inflation Protected Securities, performance differences are largely explained by differences in duration and exposure to cash.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)



   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following example is intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                          Six Months Ended October 31, 2015
     EXPENSE TABLE
                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    05/01/15  10/31/15    Ratio*   Period*
                                    --------- --------- ---------- --------
     DFA LTIP Portfolio
     ------------------
     Actual Fund Return............ $1,000.00 $  913.70    0.15%    $0.72
     Hypothetical 5% Annual Return. $1,000.00 $1,024.45    0.15%    $0.77

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

                               DFA LTIP Portfolio
                               ------------------
                               Government. 100.0%
                                           -----
                                           100.0%

                              DFA LTIP PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                    Face
                                                  Amount^^^
                                                    (000)    Value+
                                                  --------- --------
           U.S. TREASURY OBLIGATIONS -- (100.0%)
           Treasury Inflation Protected Security
            0.625%, 02/15/43.....................   $ 53    $ 47,397
            1.375%, 02/15/44.....................    141     145,454
                                                            --------
              TOTAL U.S. TREASURY OBLIGATIONS....            192,851
                                                            --------
              TOTAL INVESTMENTS -- (100.0%)
                (Cost $218,004)..................           $192,851
                                                            ========

Summary of the Fund's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                                     ----------------------------------------
                                     Level 1   Level 2    Level 3    Total
                                     -------    --------  -------   --------
          U.S. Treasury Obligations.   --      $192,851     --      $192,851
                                       --       --------    --      --------
          TOTAL.....................   --      $192,851     --      $192,851
                                       ==       ========    ==      ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              DFA LTIP PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

    ASSETS:
    Investments at Value..................................... $        193
    Cash.....................................................            1
    Receivables:
      From Advisor...........................................           10
    Prepaid Expenses and Other Assets........................            5
                                                              ------------
        Total Assets.........................................          209
                                                              ------------
    LIABILITIES:
    Payables:
    Accrued Expenses and Other Liabilities...................            1
                                                              ------------
        Total Liabilities....................................            1
                                                              ------------
    NET ASSETS............................................... $        208
                                                              ============
    SHARES OUTSTANDING, $0.01 PAR VALUE (1)..................       23,965
                                                              ============
    NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE. $       8.67
                                                              ============
    Investments at Cost...................................... $        218
                                                              ============
    NET ASSETS CONSIST OF:
    Paid-In Capital.......................................... $        633
    Accumulated Net Realized Gain (Loss).....................         (400)
    Net Unrealized Appreciation (Depreciation)...............          (25)
                                                              ------------
    NET ASSETS............................................... $        208
                                                              ============
    (1) NUMBER OF SHARES AUTHORIZED..........................  100,000,000
                                                              ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              DFA LTIP PORTFOLIO
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

Investment Income
  Interest.......................................................................................... $   2
                                                                                                     -----
     Total Fund Investment Income...................................................................     2
                                                                                                     -----
Fund Expenses
  Investment Advisory Services Fees.................................................................     1
  Accounting & Transfer Agent Fees..................................................................     4
  Custodian Fees....................................................................................     1
  Filing Fees.......................................................................................    18
  Shareholders' Reports.............................................................................    12
  Professional Fees.................................................................................    14
                                                                                                     -----
     Total Expenses.................................................................................    50
                                                                                                     -----
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C).   (49)
                                                                                                     -----
  Net Expenses......................................................................................     1
                                                                                                     -----
  Net Investment Income (Loss)......................................................................     1
                                                                                                     -----
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold......................................................................   101
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities...........................................................................  (107)
                                                                                                     -----
  Net Realized and Unrealized Gain (Loss)...........................................................    (6)
                                                                                                     -----
Net Increase (Decrease) in Net Assets Resulting from Operations..................................... $  (5)
                                                                                                     =====

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              DFA LTIP PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                          Year     Year
                                                                                         Ended    Ended
                                                                                        Oct. 31, Oct. 31,
                                                                                          2015     2014
                                                                                        -------- --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).........................................................  $   1   $    33
  Net Realized Gain (Loss) on:
    Investment Securities Sold.........................................................    101      (196)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities..............................................................   (107)      350
                                                                                         -----   -------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................     (5)      187
                                                                                         -----   -------
Distributions From:
  Net Investment Income................................................................     (2)      (38)
                                                                                         -----   -------
     Total Distributions...............................................................     (2)      (38)
                                                                                         -----   -------
Capital Share Transactions (1):
  Shares Issued........................................................................      3     1,937
  Shares Issued in Lieu of Cash Distributions..........................................      2        38
  Shares Redeemed......................................................................   (785)   (2,504)
                                                                                         -----   -------
     Net Increase (Decrease) from Capital Share Transactions...........................   (780)     (529)
                                                                                         -----   -------
     Total Increase (Decrease) in Net Assets...........................................   (787)     (380)
Net Assets
  Beginning of Year....................................................................    995     1,375
                                                                                         -----   -------
  End of Year..........................................................................  $ 208   $   995
                                                                                         =====   =======
(1) Shares Issued and Redeemed:
  Shares Issued........................................................................     --       223
  Shares Issued in Lieu of Cash Distributions..........................................     --         4
  Shares Redeemed......................................................................    (81)     (278)
                                                                                         -----   -------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................    (81)      (51)
                                                                                         =====   =======
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).  $  --   $    (1)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              DFA LTIP PORTFOLIO

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                                                   Year      Year     Year
                                                                                                  Ended     Ended    Ended
                                                                                                 Oct. 31,  Oct. 31, Oct. 31,
                                                                                                   2015      2014     2013
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period............................................................  $ 9.50    $ 8.80  $ 11.38
                                                                                                  ------    ------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..............................................................    0.05      0.20     0.15
  Net Gains (Losses) on Securities (Realized and Unrealized)....................................   (0.81)     0.86    (2.60)
                                                                                                  ------    ------  -------
   Total from Investment Operations.............................................................   (0.76)     1.06    (2.45)
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.........................................................................   (0.07)    (0.36)   (0.13)
  Net Realized Gains............................................................................      --        --       --
                                                                                                  ------    ------  -------
   Total Distributions..........................................................................   (0.07)    (0.36)   (0.13)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..................................................................  $ 8.67    $ 9.50  $  8.80
================================================================================================ ========  ======== ========
Total Return....................................................................................   (8.04)%   12.22%  (21.54)%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...........................................................  $  208    $  995  $ 1,375
Ratio of Expenses to Average Net Assets.........................................................    0.28%     0.40%    0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor)...................................................   16.22%     3.63%    2.90%
Ratio of Net Investment Income to Average Net Assets............................................    0.49%     2.29%    1.50%
Portfolio Turnover Rate.........................................................................      88%      105%     120%
------------------------------------------------------------------------------------------------------------------------------

                                                                                                    Period
                                                                                                   March 7,
                                                                                                    2012(a)
                                                                                                      to
                                                                                                 Oct. 31, 2012
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period............................................................    $10.00
                                                                                                    ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..............................................................      0.12
  Net Gains (Losses) on Securities (Realized and Unrealized)....................................      1.30
                                                                                                    ------
   Total from Investment Operations.............................................................      1.42
-----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.........................................................................     (0.04)
  Net Realized Gains............................................................................        --
                                                                                                    ------
   Total Distributions..........................................................................     (0.04)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..................................................................    $11.38
================================================================================================ =============
Total Return....................................................................................     14.23%(C)
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...........................................................    $  489
Ratio of Expenses to Average Net Assets.........................................................      0.40%(B)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor)...................................................     29.65%(B)(D)
Ratio of Net Investment Income to Average Net Assets............................................      1.68%(B)(D)
Portfolio Turnover Rate.........................................................................        11%(C)
-----------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund" or "IDG") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eighty-one operational portfolios, one of which, DFA LTIP Portfolio (the "Portfolio"), is presented in this report. The remaining operational portfolios are presented in separate reports.

   Effective February 28, 2015, the Dimensional Retirement Fixed Income Fund III changed its name to the DFA LTIP Portfolio.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees (the "Board"). Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Shares held by the Portfolio in other investment companies, are valued at their respective daily net asset value as reported by its administrator.

   A summary of the inputs used to value the Portfolio's investments by each major security type is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or Portfolio are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolio. On May 8, 2015 and June 10, 2015 at a Special Joint Meeting of Shareholders, shareholders of the Portfolio approved a new investment management agreement, which became effective July 21, 2015, that provides a uniform agreement that increases transparency and better describes all of the services that the Advisor provides to the Portfolio. The rate charged under the new investment management agreement for investment management services is equal to the rate charged under the Portfolio's previous investment advisory agreement with the Advisor. For the year ended October 31, 2015, the investment advisory services/management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.21% of the Portfolio's average daily net assets. The investment advisory services/management fees have been adjusted to reflect the actual fees paid by the Portfolio during the period due to a decrease in the investment advisory services/management fee payable by the Portfolio to the Advisor from 0.30% to 0.10%, effective March 12, 2015.

Pursuant to an Amended and Restated Fee Waiver and Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive management fees, and in certain instances, assume certain expenses of the Portfolio, as described below. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2016, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

                                                                Previously
                                                 Recovery      Waived Fees/
                                               of Previously     Expenses
                                               Waived Fees/       Assumed
                                  Expense        Expenses    Subject to Future
 Institutional Class Shares  Limitation Amount    Assumed        Recovery
 --------------------------  ----------------- ------------- -----------------
  DFA LTIP Portfolio (1)....       0.15%            --              $38

   (1) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within 36 months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above. Prior to February 28, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio's Portfolio Expenses to the extent necessary to limit the Portfolio Expenses to 0.40% of the average net assets on an annualized basis.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2015, the total related amounts paid by the Fund to the CCO were $275 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 DFA LTIP Portfolio........................ --

E. Purchases and Sales of Securities:

   For the year ended October 31, 2015, the Portfolio made the following purchases and sales of U.S. government securities, other than short-term securities (amounts in thousands):

                                                     U.S. Government Securities
                                                     --------------------------
                                                     Purchases      Sales
                                                     ---------        ------
          DFA LTIP Portfolio........................   $249         $1,020

F. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to return of capital distribution and adjustment for deflation on U.S. TIPS were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                              Increase       Increase
                                             (Decrease)     (Decrease)
                              Increase     Undistributed   Accumulated
                             (Decrease)    Net Investment  Net Realized
                           Paid-In Capital     Income     Gains (Losses)
                           --------------- -------------- --------------
       DFA LTIP Portfolio.       $(1)            $1             --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                           Net Investment
                             Income and
                             Short-Term     Long-Term   Tax Exempt
                           Capital Gains  Capital Gains   Income   Total
                           -------------- ------------- ---------- -----
       DFA LTIP Portfolio
       2014...............      $38            --           --      $38
       2015...............      $ 1            --           --      $ 1

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                    Undistributed                                               Total Net
                    Net Investment                                            Distributable
                      Income and   Undistributed                 Unrealized     Earnings
                      Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                    Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                    -------------- ------------- ------------- -------------- -------------
DFA LTIP Portfolio.       --            --           $(394)         $(32)         $(426)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2015, the Porfolio had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                    Expires on October 31,
                         --------------------------------------------
                         2016 2017 2018 2019 2020 2021 2022 Unlimited Total
                         ---- ---- ---- ---- ---- ---- ---- --------- -----
     DFA LTIP Portfolio.  --   --   --   --   --   --   --    $394    $394

   During the year ended October 31, 2015, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                            DFA LTIP Portfolio. $72

   At October 31, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                              Net Unrealized
                        Federal Tax  Unrealized   Unrealized   Appreciation
                           Cost     Appreciation Depreciation (Depreciation)
                        ----------- ------------ ------------ --------------
    DFA LTIP Portfolio.    $225          --          $(32)         $(32)

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax position and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. A line of credit with similar terms was in effect through March 31, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 9, 2015. A line of credit with similar terms was in effect through January 8, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   There were no borrowings by the Portfolio under the line of credit during the year ended October 31, 2015.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolio did not utilize the interfund lending program during the year ended October 31, 2015.

H. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Other:

   At October 31, 2015, the Advisor, Dimensional Fund Advisors LP, held 100% of the outstanding shares of the Portfolio.

J. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of DFA LTIP Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA LTIP Portfolio (one of the portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Fund") at October 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2015

                      RESULTS OF THE SHAREHOLDER MEETING
                                  (Unaudited)

   On May 8, 2015 and June 10, 2015, DFA Investment Dimensions Group Inc. ("DFAIDG") held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DFAIDG and the Portfolio, including, among other items, the election of Directors, the approval of an updated investment management agreement, and the amendment of certain fundamental investment limitations. The shareholders of the Portfolio approved each of the applicable proposals for DFAIDG and the Portfolio presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by the Portfolio. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DFAIDG

Proposal 1: Election of Directors/Trustees*

                                            % Voted % FOR              % Voted  % WITHHOLD
                                   FOR        FOR   of O/S  WITHHOLD   WITHHOLD   of O/S
                              ------------- ------- ------ ----------- -------- ----------
(a) David G. Booth........... 9,813,303,615 98.22%  63.03% 178,323,699  1.78%     1.15%
(b) George M. Constantinides. 9,825,715,266 98.34%  63.11% 165,912,043  1.66%     1.07%
(c) John P. Gould............ 9,821,346,669 98.30%  63.09% 170,280,645  1.70%     1.09%
(d) Roger G. Ibbotson........ 9,825,084,982 98.33%  63.11% 166,542,033  1.67%     1.07%
(e) Edward P. Lazear......... 9,824,635,836 98.33%  63.11% 166,991,519  1.67%     1.07%
(f) Eduardo A. Repetto....... 9,836,468,256 98.45%  63.18% 155,159,090  1.55%     1.00%
(g) Myron S. Scholes......... 9,816,729,833 98.25%  63.06% 174,897,480  1.75%     1.12%
(h) Abbie J. Smith........... 9,806,645,531 98.15%  62.99% 184,978,779  1.85%     1.19%

*  Results are for all Portfolios within DFAIDG

DFA LTIP Portfolio

Proposal 1: Election of Directors/Trustees

                                     % Voted % FOR of          % Voted  % WITHHOLD
                               FOR     FOR     O/S    WITHHOLD WITHHOLD   of O/S
                              ------ ------- -------- -------- -------- ----------
(a) David G. Booth........... 23,787 100.00% 100.00%     0      0.00%     0.00%
(b) George M. Constantinides. 23,787 100.00% 100.00%     0      0.00%     0.00%
(c) John P. Gould............ 23,787 100.00% 100.00%     0      0.00%     0.00%
(d) Roger G. Ibbotson........ 23,787 100.00% 100.00%     0      0.00%     0.00%
(e) Edward P. Lazear......... 23,787 100.00% 100.00%     0      0.00%     0.00%
(f) Eduardo A. Repetto....... 23,787 100.00% 100.00%     0      0.00%     0.00%
(g) Myron S. Scholes......... 23,787 100.00% 100.00%     0      0.00%     0.00%
(h) Abbie J. Smith........... 23,787 100.00% 100.00%     0      0.00%     0.00%

Proposal 2: Approval of a "Manager of Managers" Structure

        % Voted % FOR           % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR       FOR   of O/S  AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---     ------- ------  ------- ------- --------- ------- ------- --------- -------- --------
23,787  100.00% 100.00%    0     0.00%    0.00%      0     0.00%    0.00%      0       0.00%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

        % Voted % FOR           % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR       FOR   of O/S  AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---     ------- ------  ------- ------- --------- ------- ------- --------- -------- --------
23,787  100.00% 100.00%    0     0.00%    0.00%      0     0.00%    0.00%      0       0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

        % Voted % FOR           % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR       FOR   of O/S  AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---     ------- ------  ------- ------- --------- ------- ------- --------- -------- --------
23,787  100.00% 100.00%    0     0.00%    0.00%      0     0.00%    0.00%      0       0.00%

                                FUND MANAGEMENT

                                  (Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2015.

Each Board's Nominating Committee is composed of George M. Constantinides, John
P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2015.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is composed of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were three Strategy Committee meetings held during the fiscal year ended October 31, 2015.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

      Name, Position                                 Portfolios within the
   with the Fund, Address     Term of Office/1/ and  DFA Fund Complex/2/      Principal Occupation(s) During Past 5 Years and
     and Year of Birth         Length of Service           Overseen            Other Directorships of Public Companies Held
--------------------------------------------------------------------------------------------------------------------------------
                                              Disinterested Trustees/Directors
--------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides       DFAIDG-Since 1983     122 portfolios in 4    Leo Melamed Professor of Finance, University of
Director of DFAIDG and DIG.    DIG-Since 1993        investment companies   Chicago Booth School of Business.
Trustee of DFAITC and DEM.     DFAITC-Since 1992
The University of Chicago      DEM-Since 1993
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
1947
--------------------------------------------------------------------------------------------------------------------------------
John P. Gould                  DFAIDG-Since 1986     122 portfolios in 4    Steven G. Rothmeier Professor and Distinguished
Director of DFAIDG and DIG.    DIG-Since 1993        investment companies   Service Professor of Economics, University of
Trustee of DFAITC and DEM      DFAITC-Since 1992                            Chicago Booth School of Business (since 1965).
The University of Chicago      DEM-Since 1993                               Member and Chair, Competitive Markets Advisory
Booth School of Business                                                    Council, Chicago Mercantile Exchange (futures
5807 S. Woodlawn Avenue                                                     trading exchange) (since 2004). Trustee, Harbor
Chicago, IL 60637                                                           Fund (registered investment company)
1939                                                                        (29 Portfolios) (since 1994). Formerly, Member of
                                                                            the Board of Milwaukee Insurance Company
                                                                            (1997- 2010).
--------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson              DFAIDG-Since 1981     122 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and DIG.    DIG-Since 1993        investment companies   Management (since 1984). Chairman, CIO and
Trustee of DFAITC and DEM.     DFAITC-Since 1992                            Partner, Zebra Capital Management, LLC (hedge
Yale School of Management      DEM-Since 1993                               fund and asset manager) (since 2001). Consultant
P.O. Box 208200                                                             to Morningstar Inc. (since 2006). Formerly,
New Haven, CT 06520-8200                                                    Director, BIRR Portfolio Analysis, Inc. (software
1943                                                                        products) (1990-2010).
--------------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear               DFAIDG-Since 2010     122 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover Institution
Director of DFAIDG and DIG.    DIG-Since 2010        investment companies   (since 2002). Jack Steele Parker Professor of
Trustee of DFAITC and DEM.     DFAITC-Since 2010                            Human Resources Management and Economics,
Stanford University Graduate   DEM-Since 2010                               Graduate School of Business, Stanford University
School of Business                                                          (since 1995). Cornerstone Research (expert
518 Memorial Way                                                            testimony and economic and financial analysis)
Stanford, CA 94305-5015                                                     (since 2009). Formerly, Chairman of the President
1948                                                                        George W. Bush's Council of Economic Advisers
                                                                            (2006-2009). Formerly, Council of Economic
                                                                            Advisors, State of California (2005-2006).
                                                                            Formerly, Commissioner, White House Panel on
                                                                            Tax Reform (2005)
--------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes               DFAIDG-Since 1981     122 portfolios in 4    Chief Investment Strategist, Janus Capital Group
Director of DFAIDG and DIG.    DIG-Since 1993        investment companies   Inc. (since 2014). Frank E. Buck Professor of
Trustee of DFAITC and DEM.     DFAITC-Since 1992                            Finance Emeritus, Graduate School of Business,
c/o Dimensional Fund           DEM-Since 1993                               Stanford University (since 1981). Chairman,
Advisors, LP                                                                Ruapay Inc. (since 2013). Formerly, Chairman,
6300 Bee Cave Road                                                          Platinum Grove Asset Management, L.P. (hedge
Building 1                                                                  fund) (formerly, Oak Hill Platinum Partners)
Austin, TX 78746                                                            (1999-2009). Formerly, Director, American Century
1941                                                                        Fund Complex (registered investment companies)
                                                                            (43 Portfolios) (1980-2014).
--------------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                 DFAIDG-Since 2000     122 portfolios in 4    Boris and Irene Stern Distinguished Service
Director of DFAIDG and DIG.    DIG-Since 2000        investment companies   Professor of Accounting, University of Chicago
Trustee of DFAITC and DEM.     DFAITC-Since 2000                            Booth School of Business (since 1980). Director,
The University of Chicago      DEM-Since 2000                               HNI Corporation (formerly known as HON
Booth School of Business                                                    Industries Inc.) (office furniture) (since 2000).
5807 S. Woodlawn                                                            Director, Ryder System Inc. (transportation,
Avenue Chicago, IL 60637                                                    logistics and supply-chain management) (since
1953                                                                        2003). Trustee, UBS Funds (4 investment
                                                                            companies within the fund complex) (33 portfolios)
                                                                            (since 2009). Formerly, Co-Director Investment
                                                                            Research, Fundamental Investment Advisors
                                                                            (hedge fund) (2008-2011).

      Name, Position                                Portfolios within the
  with the Fund, Address     Term of Office/1/ and  DFA Fund Complex/2/      Principal Occupation(s) During Past 5 Years and
     and Year of Birth        Length of Service           Overseen             Other Directorships of Public Companies Held
--------------------------------------------------------------------------------------------------------------------------------
                                               Interested Trustees/Directors*
--------------------------------------------------------------------------------------------------------------------------------
David G. Booth                DFAIDG-Since 1981     122 portfolios in 4    Chairman, Director/Trustee, President, Co-Chief
Chairman, Director/Trustee,   DIG-Since 1992        investment companies   Executive Officer and formerly, Chief Executive
President and Co-Chief        DFAITC-Since 1992                            Officer (until 1/1/2010) of the following companies:
Executive Officer             DEM-Since 1993                               Dimensional Holdings Inc., Dimensional Fund
6300 Bee Cave Road,                                                        Advisors LP, DFA Securities LLC, DEM, DFAIDG,
Building One                                                               DIG and DFAITC (collectively, the "DFA Entities").
Austin, TX 78746                                                           Director of Dimensional Fund Advisors Ltd. and
1946                                                                       formerly, Chief Investment Officer. Director of DFA
                                                                           Australia Limited and formerly, President and Chief
                                                                           Investment Officer. Director of Dimensional
                                                                           Advisors Ltd., Dimensional Funds plc and
                                                                           Dimensional Funds II plc. Formerly, President,
                                                                           Dimensional SmartNest (US) LLC (2009-2014).
                                                                           Formerly, Limited Partner, Oak Hill Partners
                                                                           (2001-2010). Limited Partner, VSC Investors, LLC
                                                                           (since 2007). Trustee, University of Chicago.
                                                                           Trustee, University of Kansas Endowment
                                                                           Association. Formerly, Director, SA Funds
                                                                           (registered investment company). Chairman,
                                                                           Director and Co- Chief Executive Officer of
                                                                           Dimensional Fund Advisors Canada ULC. Director
                                                                           and President (since 2012) of Dimensional Japan
                                                                           Ltd. Chairman, Director, President and Co-Chief
                                                                           Executive Officer of Dimensional Cayman
                                                                           Commodity Fund I Ltd. (since 2010).
--------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto            DFAIDG-Since 2009     122 portfolios in 4    Co-Chief Executive Officer (beginning January
Director/Trustee, Co-Chief    DIG-Since 2009        investment companies   2010), Co-Chief Investment Officer (since June
Executive Officer and Co-     DFAITC-Since 2009                            2014), Director/Trustee, and formerly, Chief
Chief Investment Officer      DEM-Since 2009                               Investment Officer (March 2007-June 2014) of the
6300 Bee Cave Road,                                                        DFA Entities. Director, Co-Chief Executive Officer
Building One                                                               and Chief Investment Officer (since 2010) of
Austin, TX 78746                                                           Dimensional Cayman Commodity Fund I Ltd.
1967                                                                       Director, Co-Chief Executive Officer, President and
                                                                           Co-Chief Investment Officer of Dimensional Fund
                                                                           Advisors Canada ULC and formerly, Chief
                                                                           Investment Officer (until April 2014). Co-Chief
                                                                           Investment Officer, Vice President, and Director of
                                                                           DFA Australia Limited and formerly, Chief
                                                                           Investment Officer (until April 2014). Director of
                                                                           Dimensional Fund Advisors Ltd., Dimensional
                                                                           Funds plc, Dimensional Funds II plc and
                                                                           Dimensional Advisors Ltd. Formerly, Vice
                                                                           President of the DFA Entities and Dimensional
                                                                           Fund Advisors Canada ULC. Director and Chief
                                                                           Investment Officer (since December 2012) of
                                                                           Dimensional Japan Ltd.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes DFAIDG, DIG; DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

Officers

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                            Term of Office/1/
  Name and Year of                           and Length of
        Birth               Position            Service                    Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------------------------
April A. Aandal        Vice President         Since 2008       Vice President of all the DFA Entities.
1963
---------------------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta       Vice President         Since 2012       Vice President of all the DFA Entities. Formerly, Vice President,
1974                                                           Business Development at Capson Physicians Insurance
                                                               Company (2010-2012); Vice President at Charles Schwab
                                                               (2007-2010).
---------------------------------------------------------------------------------------------------------------------------------
Darryl D. Avery        Vice President         Since 2005       Vice President of all the DFA Entities.
1966
---------------------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow       Vice President         Since 1993       Vice President of all the DFA Entities. Director and Managing
1955                                                           Director of Dimensional Fund Advisors Ltd
                                                               (since September 2013).
---------------------------------------------------------------------------------------------------------------------------------
Peter Bergan           Vice President         Since 2014       Vice President of all the DFA Entities. Formerly, Senior
1974                                                           Infrastructure Manager for Dimensional Fund Advisors LP
                                                               (January 2011-January 2014); Partner at Stonehouse
                                                               Consulting (2010).
---------------------------------------------------------------------------------------------------------------------------------
Lana Bergstein         Vice President         Since 2014       Vice President of all the DFA Entities. Formerly, Client Service
1974                                                           Manager for Dimensional Fund Advisors LP (February 2008-
                                                               January 2014).
---------------------------------------------------------------------------------------------------------------------------------
Stanley W. Black       Vice President         Since 2014       Vice President of all the DFA Entities. Formerly, Senior Research
1970                                                           Associate (January 2012-January 2014) and Research Associate
                                                               (2006-2011) for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------------
Aaron T. Borders       Vice President         Since 2014       Vice President of all the DFA Entities. Formerly, Regional
1973                                                           Director for Dimensional Fund Advisors LP (April 2008-
                                                               January 2014).
---------------------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth      Vice President         Since 2007       Vice President of all the DFA Entities.
1968
---------------------------------------------------------------------------------------------------------------------------------
Valerie A. Brown       Vice President and     Since 2001       Vice President and Assistant Secretary of all the DFA Entities,
1967                   Assistant Secretary                     DFA Australia Limited, Dimensional Fund Advisors Ltd.,
                                                               Dimensional Cayman Commodity Fund I Ltd., Dimensional Fund
                                                               Advisors Pte. and Dimensional Hong Kong Limited. Director, Vice
                                                               President and Assistant Secretary of Dimensional Fund Advisors
                                                               Canada ULC.
---------------------------------------------------------------------------------------------------------------------------------
David P. Butler        Vice President         Since 2007       Vice President of all the DFA Entities. Head of Global Financial
1964                                                           Services for Dimensional Fund Advisors LP (since 2008).
---------------------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit      Vice President         Since 2012       Vice President of all the DFA Entities. Formerly, Regional
1970                                                           Director for Dimensional Fund Advisors LP (December 2010-
                                                               January 2012); Regional Director at Russell Investments
                                                               (April 2006-December 2010).
---------------------------------------------------------------------------------------------------------------------------------
Hunt M. Cairns         Vice President         Since 2014       Vice President of all the DFA Entities. Formerly, Regional
1973                                                           Director (January 2010-January 2014) and Senior Associate
                                                               (July 2008-December 2009) for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------------
Dennis M. Chamberlain  Vice President         Since 2015       Vice President of all the DFA Entities. Formerly, Regional
1972                                                           Director (January 2012-January 2015) for Dimensional Fund
                                                               Advisors LP; Principal for Chamberlain Financial Group
                                                               (October 2010-December 2011); Wealth Management Consultant
                                                               for Saybrus Partners (May 2008-October 2010).
---------------------------------------------------------------------------------------------------------------------------------
Ryan J. Chaplinski     Vice President         Since 2015       Vice President of all the DFA Entities. Formerly, Regional
1971                                                           Director (June 2011-January 2015) for Dimensional Fund
                                                               Advisors LP; Sales Executive for Vanguard (2004-June 2011).
---------------------------------------------------------------------------------------------------------------------------------
James G. Charles       Vice President         Since 2011       Vice President of all the DFA Entities. Formerly, Regional
1956                                                           Director for Dimensional Fund Advisors LP (2008-2010).

                                            Term of Office/1/
   Name and Year of                          and Length of
        Birth                Position           Service                   Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------------------------
Joseph H. Chi           Vice President        Since 2009       Vice President of all the DFA Entities. Co-Head of Portfolio
1966                                                           Management (since March 2012) and Senior Portfolio
                                                               Manager (since January 2012) for Dimensional Fund
                                                               Advisors LP. Formerly, Portfolio Manager for Dimensional
                                                               Fund Advisors LP (October 2005 to January 2012).
-------------------------------------------------------------------------------------------------------------------------------
Pil Sun Choi            Vice President        Since 2014       Vice President of all the DFA Entities. Formerly, Counsel for
1972                                                           Dimensional Fund Advisors LP (April 2012-January 2014);
                                                               Vice President and Counsel for AllianceBernstein L.P.
                                                               (2006-2012).
-------------------------------------------------------------------------------------------------------------------------------
Stephen A. Clark        Vice President        Since 2004       Vice President of all the DFA Entities, DFA Australia Limited
1972                                                           and Dimensional Fund Advisors Canada ULC. Head of
                                                               Global Institutional Services for Dimensional Fund Advisors
                                                               LP (since January 2014). Formerly, Head of Institutional,
                                                               North America (March 2012 to December 2013) and Head
                                                               of Portfolio Management (January 2006 to March 2012) for
                                                               Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------------
Matt B. Cobb            Vice President        Since 2013       Vice President of all the DFA Entities. Formerly, Regional
1971                                                           Director for Dimensional Fund Advisors LP
                                                               (September 2011-March 2013); Vice President at
                                                               MullinTBG (2005-2011).
-------------------------------------------------------------------------------------------------------------------------------
Rose C. Cooke           Vice President        Since 2014       Vice President of all the DFA Entities. Formerly, Regional
1971                                                           Director for Dimensional Fund Advisors LP (August 2010-
                                                               March 2014); Vice President, Sales and Business
                                                               Development at AdvisorsIG (PPMG) (2009-2010); Vice
                                                               President at Credit Suisse (2007-2009).
-------------------------------------------------------------------------------------------------------------------------------
Ryan Cooper             Vice President        Since 2013       Vice President of all the DFA Entities. Formerly, Regional
1979                                                           Director for Dimensional Fund Advisors LP (2003-
                                                               March 2014).
-------------------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell      Vice President        Since 2012       Vice President of all the DFA Entities. Formerly, Regional
1976                                                           Director for Dimensional Fund Advisors LP (August 2002-
                                                               January 2012).
-------------------------------------------------------------------------------------------------------------------------------
Robert P. Cornell       Vice President        Since 2007       Vice President of all the DFA Entities.
1949
-------------------------------------------------------------------------------------------------------------------------------
George H. Crane         Vice President        Since 2010       Vice President of all the DFA Entities. Formerly, Senior Vice
1955                                                           President and Managing Director at State Street Bank &
                                                               Trust Company (2007-2008).
-------------------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and    Since 2004       Vice President and Global Chief Compliance Officer of all
1965                    Global Chief                           the DFA Entities, DFA Australia Limited and Dimensional
                        Compliance Officer                     Fund Advisors Ltd. Vice President, Chief Compliance
                                                               Officer and Chief Privacy Officer of Dimensional Fund
                                                               Advisors Canada ULC. Formerly, Vice President and Global
                                                               Chief Compliance Officer for Dimensional SmartNest (US)
                                                               LLC (October 2010-2014).
-------------------------------------------------------------------------------------------------------------------------------
John Dashtara           Vice President        Since 2015       Vice President of all the DFA Entities. Formerly, Regional
1980                                                           Director (July 2013-January 2015) for Dimensional Fund
                                                               Advisors LP; Relationship Manager for Blackrock, Inc.
                                                               (July 2011-July 2013);Vice President for Towers Watson
                                                               (formerly, WellsCanning) (June 2009-July 2011).
-------------------------------------------------------------------------------------------------------------------------------
James L. Davis          Vice President        Since 1999       Vice President of all the DFA Entities.
1956
-------------------------------------------------------------------------------------------------------------------------------
Robert T. Deere         Vice President        Since 1994       Vice President of all the DFA Entities, DFA Australia Limited
1957                                                           and Dimensional Fund Advisors Canada ULC.
-------------------------------------------------------------------------------------------------------------------------------
Johnathon K. DeKinder   Vice President        Since 2014       Vice President of all the DFA Entities. Formerly, Regional
1979                                                           Director (January 2012-January 2014) and Senior Associate
                                                               (August 2010-December 2011) for Dimensional Fund
                                                               Advisors LP; MBA and MPA at the University of Texas at
                                                               Austin (August 2007-May 2010).
-------------------------------------------------------------------------------------------------------------------------------
Mark J. Dennis          Vice President        Since 2015       Vice President of all DFA Entities. Formerly, Regional
1976                                                           Director (May 2011-January 2015) for Dimensional Fund
                                                               Advisors LP; Vice President, Portfolio Specialist (January
                                                               2007-May 2011) for Morgan Stanley Investment
                                                               Management.
-------------------------------------------------------------------------------------------------------------------------------
Massimiliano DeSantis   Vice President        Since 2015       Vice President of all DFA Entities. Formerly, Senior Associate,
1971                                                           Research (November 2012-January 2015) for Dimensional
                                                               Fund Advisors LP; Senior Consultant, NERA Economic
                                                               Consulting, New York (May 2010-November 2012).

                                           Term of Office/1/
  Name and Year of                          and Length of
       Birth               Position            Service                  Principal Occupation During Past 5 Years
----------------------------------------------------------------------------------------------------------------------------
Peter F. Dillard      Vice President         Since 2010       Vice President of all the DFA Entities. Formerly, Research
1972                                                          Associate (August 2008-March 2010) and Research
                                                              Assistant (April 2006-August 2008) for Dimensional Fund
                                                              Advisors LP.
----------------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner    Vice President         Since 2001       Vice President of all the DFA Entities.
1970
----------------------------------------------------------------------------------------------------------------------------
Karen M. Dolan        Vice President         Since 2014       Vice President of all the DFA Entities. Head of Marketing for
1979                                                          Dimensional Fund Advisors LP (since February 2013).
                                                              Formerly, Senior Manager of Research and Marketing for
                                                              Dimensional Fund Advisors LP (June 2012-January 2013);
                                                              Director of Mutual Fund Analysis at Morningstar (January
                                                              2008-May 2012).
----------------------------------------------------------------------------------------------------------------------------
L. Todd Erskine       Vice President         Since 2015       Vice President of all DFA Entities. Formerly, Regional
1959                                                          Director (May 2008-January 2015) for Dimensional Fund
                                                              Advisors LP.
----------------------------------------------------------------------------------------------------------------------------
Richard A. Eustice    Vice President and     Since 1998       Vice President and Assistant Secretary of all the DFA
1965                  Assistant Secretary                     Entities and DFA Australia Limited. Chief Operating Officer
                                                              for Dimensional Fund Advisors Pte. Ltd. (since April 2013).
                                                              Formerly, Chief Operating Officer for Dimensional Fund
                                                              Advisors Ltd. (July 2008-March 2013).
----------------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker   Vice President         Since 2004       Vice President of all the DFA Entities.
1971
----------------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall        Vice President         Since 2008       Vice President of all the DFA Entities. Co-Head of Portfolio
1974                                                          Management (since March 2012) and Senior Portfolio
                                                              Manager (since January 2012) of Dimensional Fund
                                                              Advisors LP. Formerly, Portfolio Manager of Dimensional
                                                              Fund Advisors LP (September 2004-January 2012).
----------------------------------------------------------------------------------------------------------------------------
Edward A. Foley       Vice President         Since 2014       Vice President of all the DFA Entities. Formerly, Regional
1976                                                          Director for Dimensional Fund Advisors LP (August 2011-
                                                              January 2014); Senior Vice President of First Trust Advisors
                                                              L.P. (2007-July 2011).
----------------------------------------------------------------------------------------------------------------------------
Deborah J.G. Foster   Vice President         Since 2015       Vice President of all the DFA Entities. Formerly, Senior
1959                                                          Associate (May 2011-January 2015) and Marketing Officer
                                                              (April 2002-April 2011) for Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman     Vice President         Since 2009       Vice President of all the DFA Entities.
1970
----------------------------------------------------------------------------------------------------------------------------
Kimberly A. Ginsburg  Vice President         Since 2015       Vice President of all the DFA Entities. Formerly, Vice
1970                                                          President for Dimensional SmartNest (US) LLC
                                                              (January 2012-November 2014); Senior Vice President for
                                                              Morningstar (July 2004-July 2011).
----------------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour      Vice President         Since 2007       Vice President of all the DFA Entities.
1967
----------------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum        Vice President         Since 2012       Vice President of all the DFA Entities. Formerly, Managing
1968                                                          Director at BlackRock (2004-January 2012).
----------------------------------------------------------------------------------------------------------------------------
Henry F. Gray         Vice President         Since 2000       Vice President of all the DFA Entities.
1967
----------------------------------------------------------------------------------------------------------------------------
John T. Gray          Vice President         Since 2007       Vice President of all the DFA Entities.
1974
----------------------------------------------------------------------------------------------------------------------------
Christian Gunther     Vice President         Since 2011       Vice President of all the DFA Entities. Senior Trader for
1975                                                          Dimensional Fund Advisors LP (since 2012). Formerly,
                                                              Senior Trader (2009-2012).
----------------------------------------------------------------------------------------------------------------------------
Robert W. Hawkins     Vice President         Since 2014       Vice President of all the DFA Entities. Formerly, Counsel for
1974                                                          Dimensional Fund Advisors LP (January 2011-
                                                              January 2014); Vice President and Senior Counsel for State
                                                              Street Global Advisors (November 2008-January 2011).
----------------------------------------------------------------------------------------------------------------------------
Joel H. Hefner        Vice President         Since 2007       Vice President of all the DFA Entities.
1967
----------------------------------------------------------------------------------------------------------------------------
Kevin B. Hight        Vice President         Since 2005       Vice President of all the DFA Entities.
1967
----------------------------------------------------------------------------------------------------------------------------
Gregory K. Hinkle     Vice President and     Since 2015       Vice President and Controller of all the DFA Entities.
1958                  Controller                              Formerly, Vice President of T. Rowe Price Group, Inc. and
                                                              Director of Investment Treasury and Treasurer of the T.
                                                              Rowe Price Funds (March 2008-July 2015).

                                    Term of Office/1/
 Name and Year of                    and Length of
      Birth            Position         Service                     Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------------------
Christine W. Ho     Vice President    Since 2004       Vice President of all the DFA Entities.
1967
---------------------------------------------------------------------------------------------------------------------------
Michael C. Horvath  Vice President    Since 2011       Vice President of all the DFA Entities. Formerly, Managing
1960                                                   Director, Co-Head Global Consultant Relations at BlackRock
                                                       (2004-2011).
---------------------------------------------------------------------------------------------------------------------------
Mark A. Hunter      Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Senior
1971                                                   Compliance Officer (November 2010-January 2015) for
                                                       Dimensional Fund Advisors LP; Senior Compliance Manager for
                                                       Janus Capital Group, Inc. (March 2004-November 2010).
---------------------------------------------------------------------------------------------------------------------------
Jeff J. Jeon        Vice President    Since 2004       Vice President of all the DFA Entities and Dimensional Cayman
1973                                                   Commodity Fund I Ltd.
---------------------------------------------------------------------------------------------------------------------------
Garret D. Jones     Vice President    Since 2014       Vice President of all the DFA Entities. Formerly, Manager of
1971                                                   Sales and Marketing Systems (January 2011-January 2014) and
                                                       Project Manager (2007-2010) for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
Stephen W. Jones    Vice President    Since 2012       Vice President of all the DFA Entities. Formerly, Facilities
1968                                                   Manager for Dimensional Fund Advisors LP (October 2008-
                                                       January 2012).
---------------------------------------------------------------------------------------------------------------------------
Scott P. Kaup       Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Senior Manager,
1975                                                   Investment Operations (January 2014-January 2015) and
                                                       Investment Operations Manager (May 2008-January 2014) for
                                                       Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
David M. Kavanaugh  Vice President    Since 2014       Vice President of all the DFA Entities. Head of Operations for
1978                                                   Financial Advisor Services for Dimensional Fund Advisors LP
                                                       (since July 2014). Formerly, Counsel of Dimensional Fund
                                                       Advisors LP (August 2011-January 2014); Associate at Andrews
                                                       Kurth LLP (2006-2011).
---------------------------------------------------------------------------------------------------------------------------
Patrick M. Keating  Vice President    Since 2003       Vice President of DFAIDG, DIG, DFAITC, DEM, Dimensional
1954                                                   Holdings Inc., Dimensional Fund Advisors LP. Formerly, Vice
                                                       President of DFA Securities LLC, Dimensional Cayman
                                                       Commodity Fund I Ltd. and Dimensional Advisors Ltd (until
                                                       February 2015); Chief Operating Officer of Dimensional Holdings
                                                       Inc., DFA Securities LLC, Dimensional Fund Advisors LP,
                                                       Dimensional Cayman Commodity Fund I Ltd., Dimensional
                                                       Advisors Ltd. and Dimensional Fund Advisors Pte. Ltd. (until
                                                       February 2015); Director, Vice President, and Chief Privacy
                                                       Officer of Dimensional Fund Advisors Canada ULC (until
                                                       February 2015); Director of DFA Australia Limited, Dimensional
                                                       Fund Advisors Ltd. and Dimensional Advisors Ltd. (until
                                                       February 2015); Director and Vice President of Dimensional Hong
                                                       Kong Limited and Dimensional Fund Advisors Pte. Ltd. (until
                                                       February 2015); and Director, Vice President and Chief Operating
                                                       Officer of Dimensional Japan Ltd. (until May 2015).
---------------------------------------------------------------------------------------------------------------------------
Andrew K. Keiper    Vice President    Since 2013       Vice President of all the DFA Entities. Formerly, Regional Director
1977                                                   for Dimensional Fund Advisors LP (October 2004-January 2013).
---------------------------------------------------------------------------------------------------------------------------
Glenn E. Kemp       Vice President    Since 2012       Vice President of all the DFA Entities. Formerly, Regional Director
1948                                                   for Dimensional Fund Advisors LP (April 2006-January 2012).
---------------------------------------------------------------------------------------------------------------------------
David M. Kershner   Vice President    Since 2010       Vice President of all the DFA Entities. Portfolio Manager for
1971                                                   Dimensional Fund Advisors LP (since June 2004).
---------------------------------------------------------------------------------------------------------------------------
Kimberly L. Kiser   Vice President    Since 2014       Vice President of all the DFA Entities. Formerly, Creative Director
1972                                                   for Dimensional Fund Advisors LP (September 2012-January
                                                       2014); Vice President and Global Creative Director at Morgan
                                                       Stanley (2007-2012); Visiting Assistant Professor, Graduate
                                                       Communications Design at Pratt Institute (2004-2012).
---------------------------------------------------------------------------------------------------------------------------
Timothy R. Kohn     Vice President    Since 2011       Vice President of all the DFA Entities. Head of Defined
1971                                                   Contribution Sales for Dimensional Fund Advisors LP (since
                                                       August 2010).
---------------------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich  Vice President    Since 2004       Vice President of all the DFA Entities. Senior Portfolio Manager of
1971                                                   Dimensional Fund Advisors LP (since January 2012). Formerly,
                                                       Portfolio Manager for Dimensional (April 2001-January 2012).

                                            Term of Office/1/
 Name and Year of                            and Length of
       Birth               Position             Service                    Principal Occupation During Past 5 Years
--------------------------------------------------------------------------------------------------------------------------------
Mark D. Krasniewski  Vice President           Since 2013       Vice President of all the DFA Entities. Formerly, Senior
1981                                                           Associate, Investment Analytics and Data (January 2012-
                                                               December 2012) and Systems Developer (June 2007-
                                                               December 2011) for Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------------------
Kahne L. Krause      Vice President           Since 2014       Vice President of all the DFA Entities. Formerly, Regional
1966                                                           Director (May 2010-January 2014) for Dimensional Fund
                                                               Advisors LP.
--------------------------------------------------------------------------------------------------------------------------------
Stephen W. Kurad     Vice President           Since 2011       Vice President of all the DFA Entities. Formerly, Regional
1968                                                           Director for Dimensional Fund Advisors LP (2007-2010).
--------------------------------------------------------------------------------------------------------------------------------
Michael F. Lane      Vice President           Since 2004       Vice President of all the DFA Entities. Formerly, Chief
1967                                                           Executive Officer for Dimensional SmartNest (US) LLC
                                                               (July 2012-November 2014).
--------------------------------------------------------------------------------------------------------------------------------
Francis R. Lao       Vice President           Since 2011       Vice President of all the DFA Entities. Formerly, Vice
1969                                                           President-Global Operations at Janus Capital Group
                                                               (2005-2011).
--------------------------------------------------------------------------------------------------------------------------------
David F. LaRusso     Vice President           Since 2013       Vice President of all the DFA Entities. Formerly, Senior Trader
1978                                                           (January 2010-December 2012) and Trader (2000-2009) for
                                                               Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------------------
Juliet H. Lee        Vice President           Since 2005       Vice President of all the DFA Entities.
1971
--------------------------------------------------------------------------------------------------------------------------------
Marlena I. Lee       Vice President           Since 2011       Vice President of all the DFA Entities. Formerly, Research
1980                                                           Associate for Dimensional Fund Advisors LP (July 2008-2010).
--------------------------------------------------------------------------------------------------------------------------------
Paul A. Lehman       Vice President           Since 2015       Vice President of all the DFA Entities. Formerly, Regional
1971                                                           Director (July 2013-January 2015) for Dimensional Fund
                                                               Advisors LP; Chief Investment Officer (April 2005-April 2013)
                                                               for First Citizens Bancorporation.
--------------------------------------------------------------------------------------------------------------------------------
John B. Lessley      Vice President           Since 2013       Vice President of all the DFA Entities. Formerly, Regional
1960                                                           Director for Dimensional Fund Advisors LP (January 2008-
                                                               January 2013).
--------------------------------------------------------------------------------------------------------------------------------
Joy L. Lopez         Vice President           Since 2015       Vice President of all the DFA Entities. Formerly, Senior Tax
1971                                                           Manager (February 2013-January 2015) for Dimensional Fund
                                                               Advisors LP; Vice President and Tax Manager, North America
                                                               (August 2006-April 2012) for Pacific Investment Management
                                                               Company.
--------------------------------------------------------------------------------------------------------------------------------
Apollo D. Lupescu    Vice President           Since 2009       Vice President of all the DFA Entities.
1969
--------------------------------------------------------------------------------------------------------------------------------
Timothy P. Luyet     Vice President           Since 2015       Vice President of all the DFA Entities. Formerly, Senior
1972                                                           Manager, Marketing Operations (January 2014-January 2015),
                                                               Manager, Client Systems (October 2011-January 2014) and
                                                               RFP Manager (April 2010-October 2011) for Dimensional Fund
                                                               Advisors LP.
--------------------------------------------------------------------------------------------------------------------------------
Peter Magnusson      Vice President           Since 2014       Vice President of all the DFA Entities. Formerly, Regional
1969                                                           Director for Dimensional Fund Advisors LP (January 2011-
                                                               January 2014); Vice President at Columbia Management
                                                               (2004-2010).
--------------------------------------------------------------------------------------------------------------------------------
Kenneth M. Manell    Vice President           Since 2010       Vice President of all the DFA Entities and Dimensional
1972                                                           Cayman Commodity Fund I Ltd. Formerly, Counsel for
                                                               Dimensional Fund Advisors LP (September 2006-
                                                               January 2010).
--------------------------------------------------------------------------------------------------------------------------------
Aaron M. Marcus      Vice President           Since 2008       Vice President of all DFA Entities and Head of Global Human
1970                                                           Resources for Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------------------
David R. Martin      Vice President, Chief    Since 2007       Vice President, Chief Financial Officer and Treasurer of all the
1956                 Financial Officer                         DFA Entities and Dimensional Cayman Commodity Fund I Ltd.
                     and Treasurer                             Director, Vice President, Chief Financial Officer and Treasurer
                                                               of Dimensional Fund Advisors Ltd., DFA Australia Limited,
                                                               Dimensional Advisors Pte. Ltd., Dimensional Hong Kong
                                                               Limited and Dimensional Fund Advisors Canada ULC, Director
                                                               of Dimensional Funds plc and Dimensional Funds II plc.
                                                               Statutory Auditor of Dimensional Japan Ltd. Formerly, Chief
                                                               Financial Officer, Treasurer and Vice President of Dimensional
                                                               SmartNest (US) LLC (October 2010-November 2014).
--------------------------------------------------------------------------------------------------------------------------------
Duane R. Mattson     Vice President           Since 2015       Vice President of all the DFA Entities. Formerly, Senior
1965                                                           Compliance Officer (May 2012-January 2015) for Dimensional
                                                               Fund Advisors LP; Chief Compliance Officer (April 2010-
                                                               April 2012) for Al Frank Asset Management.

                                           Term of Office/1/
 Name and Year of                            and Length of
       Birth              Position              Service                    Principal Occupation During Past 5 Years
--------------------------------------------------------------------------------------------------------------------------------
Bryan R. McClune     Vice President       Since 2014            Vice President of all the DFA Entities. Formerly, Regional
1975                                                            Director of Dimensional Fund Advisors LP (January 2009-
                                                                January 2014).
--------------------------------------------------------------------------------------------------------------------------------
Philip P. McInnis    Vice President       Since 2014            Vice President of all the DFA Entities. Formerly, Regional
1984                                                            Director (January 2009-January 2014) and Senior Associate
                                                                (2011) for Dimensional Fund Advisors LP; Investment
                                                                Consultant (March 2010-December 2010) and Investment
                                                                Analyst (December 2007-March 2010) at Towers Watson.
--------------------------------------------------------------------------------------------------------------------------------
Travis A. Meldau     Vice President       Since 2015            Vice President of all the DFA Entities. Portfolio Manager
1981                                                            (since September 2011) for Dimensional Fund Advisors LP.
                                                                Formerly, Portfolio Manager for Wells Capital Management
                                                                (October 2004-September 2011).
--------------------------------------------------------------------------------------------------------------------------------
Jonathan G. Nelson   Vice President       Since 2013            Vice President of all the DFA Entities. Formerly, Manager,
1971                                                            Investment Systems (2011-January 2013) and Project
                                                                Manager (2007-2010) for Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell  Vice President and   Vice President since  Vice President and Secretary of all the DFA Entities. Director,
1964                 Secretary            1997 and Secretary    Vice President and Secretary of DFA Australia Limited and
                                          since 2000            Dimensional Fund Advisors Ltd. (since February 2002,
                                                                April 1997, and May 2002, respectively). Vice President and
                                                                Secretary of Dimensional Fund Advisors Canada ULC (since
                                                                June 2003), Dimensional Cayman Commodity Fund I Ltd.,
                                                                Dimensional Japan Ltd (since February 2012), Dimensional
                                                                Advisors Ltd (since March 2012), Dimensional Fund Advisors
                                                                Pte. Ltd. (since June 2012). Director of Dimensional Funds plc and Dimensional Funds II plc (since 2002 and 2006,
                                                                respectively). Director of Dimensional Japan Ltd.,
                                                                Dimensional Advisors Ltd., Dimensional Fund Advisors Pte.
                                                                Ltd. and Dimensional Hong Kong Limited (since August 2012
                                                                and July 2012). Formerly, Vice President and Secretary of
                                                                Dimensional SmartNest (US) LLC (October 2010-
                                                                November 2014).
--------------------------------------------------------------------------------------------------------------------------------
John R. Nicholson    Vice President       Since 2015            Vice President of all the DFA Entities. Formerly, Regional
1977                                                            Director (June 2011-January 2015) for Dimensional Fund
                                                                Advisors LP; Sales Executive for Vanguard (July 2008-
                                                                May 2011).
--------------------------------------------------------------------------------------------------------------------------------
Pamela B. Noble      Vice President       Since 2011            Vice President of all the DFA Entities. Formerly, Portfolio
1964                                                            Manager for Dimensional Fund Advisors LP (2008-2010).
--------------------------------------------------------------------------------------------------------------------------------
Selwyn Notelovitz    Vice President and   Since 2013            Vice President of all the DFA Entities. Deputy Chief
1961                 Deputy Chief                               Compliance Officer of Dimensional Fund Advisors LP (since
                     Compliance Officer                         December 2012). Formerly, Chief Compliance Officer of
                                                                Wellington Management Company, LLP (2004-2011).
--------------------------------------------------------------------------------------------------------------------------------
Carolyn L. O         Vice President       Since 2010            Vice President of all the DFA Entities and Dimensional
1974                                                            Cayman Commodity Fund I Ltd. Deputy General Counsel,
                                                                Funds (since 2011). Formerly, Counsel for Dimensional Fund
                                                                Advisors LP (2007-2010).
--------------------------------------------------------------------------------------------------------------------------------
Gerard K. O'Reilly   Vice President and   Vice President since  Vice President and Co-Chief Investment Officer of all the
1976                 Co-Chief Investment  2007 and Co-Chief     DFA Entities and Dimensional Fund Advisors Canada ULC.
                     Officer              Investment Officer    Director of Dimensional Funds plc and Dimensional Fund II
                                          since 2014            plc.
--------------------------------------------------------------------------------------------------------------------------------
Daniel C. Ong        Vice President       Since 2009            Vice President of all the DFA Entities. Portfolio Manager for
1973                                                            Dimensional Fund Advisors LP (since July 2005).
--------------------------------------------------------------------------------------------------------------------------------
Kyle K. Ozaki        Vice President       Since 2010            Vice President of all the DFA Entities. Formerly, Senior
1978                                                            Compliance Officer (January 2008-January 2010) and
                                                                Compliance Officer (February 2006-December 2007) for
                                                                Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------------------
Matthew A. Pawlak    Vice President       Since 2013            Vice President of all the DFA Entities. Formerly, Regional
1977                                                            Director for Dimensional Fund Advisors LP (2012-January
                                                                2013); Senior Consultant (June 2011-December 2011) and
                                                                Senior Investment Analyst and Consultant (July 2008-
                                                                June 2011) at Hewitt EnnisKnupp.

                                     Term of Office/1/
 Name and Year of                     and Length of
       Birth            Position         Service                     Principal Occupation During Past 5 Years
----------------------------------------------------------------------------------------------------------------------------
Jeffrey L. Pierce    Vice President    Since 2015       Vice President of all the DFA Entities. Senior Manager, Advisor
1984                                                    Benchmarking (since January 2015) for Dimensional Fund
                                                        Advisors LP. Formerly, Manager, Advisor Benchmarking
                                                        (April 2012-December 2014) for Dimensional Fund Advisors LP;
                                                        Senior Manager, Research and Consulting (October 2010-April
                                                        2012) for Crain Communications Inc.; Senior Manager, Revenue
                                                        Planning and Strategy (April 2007-October 2010) for T-Mobile.
----------------------------------------------------------------------------------------------------------------------------
Olivian T. Pitis     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Regional Director
1974                                                    (May 2011-January 2015) for Dimensional Fund Advisors LP;
                                                        Investment Counselor/Regional Director for Halbert Hargrove
                                                        (2008-May 2011).
----------------------------------------------------------------------------------------------------------------------------
Brian P. Pitre       Vice President    Since 2015       Vice President of all the DFA Entities. Counsel for Dimensional
1976                                                    Fund Advisors LP (since February 2015). Formerly, Chief
                                                        Financial Officer and General Counsel for Relentless
                                                        (March 2014-January 2015); Vice President of all the DFA
                                                        Entities (January 2013-March 2014); Counsel for Dimensional
                                                        Fund Advisors LP (January 2009-March 2014).
----------------------------------------------------------------------------------------------------------------------------
David A. Plecha      Vice President    Since 1993       Vice President of all the DFA Entities, DFA Australia Limited,
1961                                                    Dimensional Fund Advisors Ltd. and Dimensional Fund Advisors
                                                        Canada ULC.
----------------------------------------------------------------------------------------------------------------------------
Allen Pu             Vice President    Since 2011       Vice President of all the DFA Entities. Senior Portfolio Manager
1970                                                    for Dimensional Fund Advisors LP (since January 2015).
                                                        Formerly, Portfolio Manager for Dimensional Fund Advisors LP
                                                        (2006-January 2015).
----------------------------------------------------------------------------------------------------------------------------
David J. Rapozo      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly, Regional Director
1967                                                    for Dimensional Fund Advisors LP (January 2011-January 2014);
                                                        Vice President at BlackRock (2009-2010).
----------------------------------------------------------------------------------------------------------------------------
Mark A. Regier       Vice President    Since 2013       Vice President of all the DFA Entities. Formerly, Planning and
1969                                                    Analysis Manager for Dimensional Fund Advisors LP (July 2007-
                                                        January 2014).
----------------------------------------------------------------------------------------------------------------------------
Cory T. Riedberger   Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Regional Director
1979                                                    (March 2011-January 2015) for Dimensional Fund Advisors LP;
                                                        Regional Vice President (2003-March 2011) for Invesco
                                                        PowerShares.
----------------------------------------------------------------------------------------------------------------------------
Savina B. Rizova     Vice President    Since 2012       Vice President of all the DFA Entities. Formerly, Research
1981                                                    Associate (June 2011-January 2012) for Dimensional Fund
                                                        Advisors LP.
----------------------------------------------------------------------------------------------------------------------------
Michael F. Rocque    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Senior Fund
1968                                                    Accounting Manager (July 2013-January 2015) for Dimensional
                                                        Fund Advisors LP; Senior Financial Consultant and Chief
                                                        Accounting Officer (July 2002-July 2013) for MFS Investment
                                                        Management.
----------------------------------------------------------------------------------------------------------------------------
L. Jacobo Rodriguez  Vice President    Since 2005       Vice President of all the DFA Entities.
1971
----------------------------------------------------------------------------------------------------------------------------
Austin S. Rosenthal  Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Vice President
1978                                                    for Dimensional SmartNest (US) LLC (September 2010-
                                                        November 2014).
----------------------------------------------------------------------------------------------------------------------------
Oliver J. Rowe       Vice President    Since 2014       Vice President of all the DFA Entities. Formerly, Senior Manager,
1960                                                    Human Resources for Dimensional Fund Advisors LP
                                                        (January 2012-January 2014); Director of Human Resources at
                                                        Spansion, Inc. (March 2009-December 2011).
----------------------------------------------------------------------------------------------------------------------------
Joseph S. Ruzicka    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Manager
1987                                                    Investment Analytics and Data (January 2014-January 2015),
                                                        Senior Associate, Investment Analytics and Data (January 2013-
                                                        January 2014), Associate, Investment Analytics and Data
                                                        (January 2012-January 2013), and Investment Data Analyst
                                                        (April 2010-January 2012) for Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------------
Julie A. Saft        Vice President    Since 2010       Vice President of all the DFA Entities. Formerly, Client Systems
1959                                                    Manager for Dimensional Fund Advisors LP (July 2008-January
                                                        2010); Senior Manager at Vanguard (November 1997-July 2008).

                                     Term of Office/1/
 Name and Year of                     and Length of
       Birth            Position         Service                      Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------
Joel P. Schneider    Vice President    Since 2015       Vice President of all the DFA Entities. Portfolio Manager (since
1980                                                    2013) for Dimensional Fund Advisors LP. Formerly, Investment
                                                        Associate (April 2011-January 2013) for Dimensional Fund
                                                        Advisors LP; Associate Consultant for ZS Associates (April 2008-
                                                        November 2010).
-----------------------------------------------------------------------------------------------------------------------------
Ashish Shrestha      Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Regional Director
1978                                                    (September 2009-January 2015) and Senior Associate
                                                        (September 2008-September 2009) for Dimensional Fund
                                                        Advisors LP.
-----------------------------------------------------------------------------------------------------------------------------
Bruce A. Simmons     Vice President    Since 2009       Vice President of all the DFA Entities. Formerly, Investment
1965                                                    Operations Manager for Dimensional Fund Advisors LP
                                                        (May 2007-January 2009).
-----------------------------------------------------------------------------------------------------------------------------
Ted R. Simpson       Vice President    Since 2007       Vice President of all the DFA Entities.
1968
-----------------------------------------------------------------------------------------------------------------------------
Bhanu P. Singh       Vice President    Since 2014       Vice President of all the DFA Entities. Senior Portfolio Manager
1981                                                    for Dimensional Fund Advisors LP (since January 2015).
                                                        Formerly, Portfolio Manager (January 2012-January 2015) and
                                                        Investment Associate for Dimensional Fund Advisors LP
                                                        (August 2010-December 2011).
-----------------------------------------------------------------------------------------------------------------------------
Bryce D. Skaff       Vice President    Since 2007       Vice President of all the DFA Entities.
1975
-----------------------------------------------------------------------------------------------------------------------------
Lukas J. Smart       Vice President    Since 2014       Vice President of all the DFA Entities. Portfolio Manager of
1977                                                    Dimensional Fund Advisors LP (since January 2010).
-----------------------------------------------------------------------------------------------------------------------------
Andrew D. Smith      Vice President    Since 2011       Vice President of all the DFA Entities. Formerly, Project Manager
1968                                                    for Dimensional Fund Advisors LP (2007-2010).
-----------------------------------------------------------------------------------------------------------------------------
Grady M. Smith       Vice President    Since 2004       Vice President of all the DFA Entities and Dimensional Fund
1956                                                    Advisors Canada ULC.
-----------------------------------------------------------------------------------------------------------------------------
Lawrence R. Spieth   Vice President    Since 2004       Vice President of all the DFA Entities.
1947
-----------------------------------------------------------------------------------------------------------------------------
Richard H. Tatlow V  Vice President    Since 2013       Vice President of all the DFA Entities. Formerly, Regional Director
1971                                                    for Dimensional Fund Advisors LP (April 2010-January 2013).
-----------------------------------------------------------------------------------------------------------------------------
Blake T. Tatsuta     Vice President    Since 2013       Vice President of all the DFA Entities. Formerly, Manager,
1973                                                    Investment Analytics and Data (2012-January 2013) and Research
                                                        Assistant (2002-2011) for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------------------
Erik T. Totten       Vice President    Since 2013       Vice President of all the DFA Entities. Formerly, Regional Director
1980                                                    (2010-January 2013) and Senior Associate (2007-2009) for
                                                        Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------------------
John H. Totten       Vice President    Since 2012       Vice President of all the DFA Entities. Formerly, Regional Director
1978                                                    for Dimensional Fund Advisors LP (January 2008-January 2012).
-----------------------------------------------------------------------------------------------------------------------------
Robert C. Trotter    Vice President    Since 2009       Vice President of all the DFA Entities.
1958
-----------------------------------------------------------------------------------------------------------------------------
Dave C. Twardowski   Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Research Associate
1982                                                    (June 2011-January 2015) for Dimensional Fund Advisors LP;
                                                        Research Assistant at Dartmouth College (2009-2011).
-----------------------------------------------------------------------------------------------------------------------------
Karen E. Umland      Vice President    Since 1997       Vice President of all the DFA Entities, DFA Australia Limited,
1966                                                    Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors
                                                        Canada ULC.
-----------------------------------------------------------------------------------------------------------------------------
Benjamin C. Walker   Vice President    Since 2014       Vice President of all the DFA Entities. Formerly, Regional Director
1979                                                    for Dimensional Fund Advisors LP (September 2008-January 2014).
-----------------------------------------------------------------------------------------------------------------------------
Brian J. Walsh       Vice President    Since 2009       Vice President of all the DFA Entities. Portfolio Manager for
1970                                                    Dimensional Fund Advisors LP (since 2004).
-----------------------------------------------------------------------------------------------------------------------------
Jessica Walton       Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Regional Director
1974                                                    (January 2012-January 2015) for Dimensional Fund Advisors LP;
                                                        Director of Marketing and Investor Relations for Treaty Oak Capital
                                                        Management (July 2011-October 2011); Vice President for
                                                        Rockspring Capital (October 2010-July 2011); Program Director
                                                        for RevEurope Payments (November 2008-October 2010).

                                      Term of Office/1/
  Name and Year of                     and Length of
       Birth             Position         Service                     Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------
Weston J. Wellington  Vice President    Since 1997       Vice President of all the DFA Entities.
1951
-----------------------------------------------------------------------------------------------------------------------------
Ryan J. Wiley         Vice President    Since 2007       Vice President of all the DFA Entities.
1976
-----------------------------------------------------------------------------------------------------------------------------
Stacey E. Winning     Vice President    Since 2015       Vice President of all the DFA Entities. Head of Global Recruiting
1981                                                     and Development (since June 2014) for Dimensional Fund
                                                         Advisors LP. Formerly, Senior Manager, Recruiting (December
                                                         2012-June 2014) for Dimensional Fund Advisors LP; Co-Head of
                                                         Global Recruiting (May 2009-November 2012) for Two Sigma
                                                         Investments.
-----------------------------------------------------------------------------------------------------------------------------
Paul E. Wise          Vice President    Since 2005       Vice President of all the DFA Entities.
1955
-----------------------------------------------------------------------------------------------------------------------------
Joseph L. Young       Vice President    Since 2011       Vice President of all the DFA Entities. Formerly, Regional Director
1978                                                     for Dimensional Fund Advisors LP (2005-2010).
-----------------------------------------------------------------------------------------------------------------------------

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (Unaudited)


For shareholders that do not have an October 31, 2015 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2015 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2014 to October 31, 2015, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                           Net
                                       Investment    Short-Term     Long-Term                               U.S.     Qualifying
                                         Income     Capital Gain  Capital Gain  Return of     Total      Government   Interest
DFA Investment Dimensions Group Inc.  Distributions Distributions Distributions  Capital  Distributions Interest (1) Income (2)
------------------------------------  ------------- ------------- ------------- --------- ------------- ------------ ----------
        DFA LTIP Portfolio...........      58%           --            --          42%         100%         100%        100%

                                      Qualifying
                                      Short-Term
                                       Capital
DFA Investment Dimensions Group Inc.   Gain (3)
------------------------------------  ----------
        DFA LTIP Portfolio...........    100%

----------

(1)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(2)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(3)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                                                               DFA103115-034A
 [LOGO]                                                              00157610

[LOGO]


ANNUAL REPORT
year ended: October 31, 2015

DFA Investment Dimensions Group Inc.
U.S. Large Cap Growth Portfolio
U.S. Small Cap Growth Portfolio
International Large Cap Growth Portfolio
International Small Cap Growth Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2015

Dear Fellow Shareholder,

Dimensional is built around a set of ideas that are bigger than our firm. Our point of view about market efficiency, our commitment to research, and our focus on implementation form the basis of our approach. We are fortunate to have found clients who are drawn to these ideas and the consistency we have shown to these principles over time.

Combining insights gained from research with effective implementation has been central to Dimensional's approach since our founding and will continue to be our focus.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                                 ANNUAL REPORT

                               Table of Contents

                                                                    Page
                                                                    ----
        Letter to Shareholders
        Definitions of Abbreviations and Footnotes.................   1
           Performance Charts......................................   2
           Management's Discussion and Analysis....................   4
           Disclosure of Fund Expenses.............................   7
           Disclosure of Portfolio Holdings........................   9
           Summary Schedules of Investments
               U.S. Large Cap Growth Portfolio.....................  11
               U.S. Small Cap Growth Portfolio.....................  14
               International Large Cap Growth Portfolio............  17
               International Small Cap Growth Portfolio............  21
           Statements of Assets and Liabilities....................  25
           Statements of Operations................................  26
           Statements of Changes in Net Assets.....................  27
           Financial Highlights....................................  28
           Notes to Financial Statements...........................  30
           Report of Independent Registered Public Accounting Firm.  39
           Results of the Shareholder Meeting......................  40
        Fund Management............................................  43
        Voting Proxies on Fund Portfolio Securities................  56
        Notice to Shareholders.....................................  57

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings
---------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities"
        are those securities that are not among the top 50 holdings in affiliated issues of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing
        Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(C)     Non-Annualized
(D)     Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
U.S. LARGE CAP GROWTH PORTFOLIO VS.
RUSSELL 1000(R) GROWTH INDEX
December 20, 2012-October 31, 2015

                                    [CHART]

                U.S. Large Cap Growth          Russell 1000/R/
                     Portfolio                  Growth Index
             ---------------------------      ----------------
  12/20/2012         $10,000                     $10,000
  12/31/2012           9,980                       9,901
   1/31/2013          10,470                      10,326
   2/28/2013          10,590                      10,454
   3/31/2013          10,979                      10,846
   4/30/2013          11,150                      11,076
   5/31/2013          11,440                      11,282
   6/30/2013          11,269                      11,070
   7/31/2013          11,892                      11,657
   8/31/2013          11,611                      11,457
   9/30/2013          12,104                      11,968
  10/31/2013          12,658                      12,497
  11/30/2013          13,072                      12,850
  12/31/2013          13,366                      13,217
   1/31/2014          12,769                      12,840
   2/28/2014          13,437                      13,501
   3/31/2014          13,470                      13,365
   4/30/2014          13,531                      13,365
   5/31/2014          13,877                      13,782
   6/30/2014          14,106                      14,050
   7/31/2014          13,851                      13,835
   8/31/2014          14,483                      14,469
   9/30/2014          14,237                      14,259
  10/31/2014          14,646                      14,635
  11/30/2014          15,199                      15,099
  12/31/2014          15,025                      14,941
   1/31/2015          14,684                      14,713
   2/28/2015          15,552                      15,693
   3/31/2015          15,373                      15,515
   4/30/2015          15,425                      15,592
   5/31/2015          15,539                      15,812
   6/30/2015          15,216                      15,533
   7/31/2015          15,581                      16,060          Past performance is not predictive of
   8/31/2015          14,706                      15,085          future performance.
   9/30/2015          14,333                      14,712          The returns shown do not reflect the
  10/31/2015          15,494                      15,978          deduction of taxes that a shareholder
                                                                  would pay on fund distributions or the
         Average Annual       One         Since                   redemption of fund shares.
         Total Return         Year      Inception                 Russell data copyright (C) Russell
         ---------------------------------------------------      Investment Group 1995-2015, all
                              5.79%      16.53%                   rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. SMALL CAP GROWTH PORTFOLIO VS.
RUSSELL 2000(R) GROWTH INDEX
December 20, 2012-October 31, 2015

                                    [CHART]

             U.S. Small Cap Growth     Russell 2000/R/ Growth
                   Portfolio                   Index
             -------------------       ----------------------
  12/20/2012       $10,000                    $10,000
  12/31/2012        10,060                      9,977
   1/31/2013        10,630                     10,634
   2/28/2013        10,690                     10,747
   3/31/2013        11,225                     11,295
   4/30/2013        11,085                     11,221
   5/31/2013        11,705                     11,790
   6/30/2013        11,718                     11,717
   7/31/2013        12,529                     12,603
   8/31/2013        12,249                     12,357
   9/30/2013        13,036                     13,217
  10/31/2013        13,517                     13,458
  11/30/2013        14,099                     14,011
  12/31/2013        14,358                     14,297
   1/31/2014        13,679                     14,050
   2/28/2014        14,237                     14,730
   3/31/2014        14,274                     14,367
   4/30/2014        13,848                     13,629
   5/31/2014        13,869                     13,760
   6/30/2014        14,591                     14,614
   7/31/2014        13,758                     13,729
   8/31/2014        14,347                     14,495
   9/30/2014        13,746                     13,719
  10/31/2014        14,550                     14,570
  11/30/2014        14,733                     14,664
  12/31/2014        14,966                     15,098
   1/31/2015        14,515                     14,754
   2/28/2015        15,561                     15,816
   3/31/2015        15,840                     16,099
   4/30/2015        15,419                     15,626
   5/31/2015        15,768                     16,200
   6/30/2015        15,968                     16,418
   7/31/2015        15,926                     16,485            Past performance is not predictive of
   8/31/2015        14,970                     15,236            future performance.
   9/30/2015        14,333                     14,273            The returns shown do not reflect the
  10/31/2015        15,178                     15,083            deduction of taxes that a shareholder
                                                                 would pay on fund distributions or the
         Average Annual      One         Since                   redemption of fund shares.
         Total Return        Year      Inception                 Russell data copyright (C) Russell
         --------------------------------------------------      Investment Group 1995-2015, all
                             4.31%      15.69%                   rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
INTERNATIONAL LARGE CAP GROWTH PORTFOLIO VS.
MSCI WORLD EX USA GROWTH INDEX (NET DIVIDENDS)
December 20, 2012-October 31, 2015

                                    [CHART]

            International Large Cap        MSCI World ex USA Growth
               Growth Portfolio              Index (net dividends)
             ------------------------      -------------------------
  12/20/2012        $10,000                        $10,000
  12/31/2012         10,030                          9,932
   1/31/2013         10,370                         10,366
   2/28/2013         10,300                         10,401
   3/31/2013         10,455                         10,553
   4/30/2013         10,846                         10,926
   5/31/2013         10,726                         10,714
   6/30/2013         10,440                         10,347
   7/31/2013         11,017                         10,831
   8/31/2013         10,835                         10,683
   9/30/2013         11,642                         11,392
  10/31/2013         11,998                         11,691
  11/30/2013         12,099                         11,773
  12/31/2013         12,336                         11,971
   1/31/2014         11,784                         11,452
   2/28/2014         12,479                         12,073
   3/31/2014         12,449                         12,018
   4/30/2014         12,593                         12,127
   5/31/2014         12,777                         12,355
   6/30/2014         12,955                         12,498
   7/31/2014         12,614                         12,230
   8/31/2014         12,707                         12,298
   9/30/2014         12,173                         11,843
  10/31/2014         12,142                         11,727
  11/30/2014         12,267                         11,959
  12/31/2014         11,797                         11,581
   1/31/2015         11,881                         11,635
   2/28/2015         12,460                         12,309
   3/31/2015         12,295                         12,163
   4/30/2015         12,727                         12,639
   5/31/2015         12,706                         12,593
   6/30/2015         12,315                         12,264
   7/31/2015         12,571                         12,532
   8/31/2015         11,697                         11,623              Past performance is not predictive of
   9/30/2015         11,300                         11,147              future performance.
  10/31/2015         11,985                         12,000              The returns shown do not reflect the
                                                                        deduction of taxes that a shareholder
          Average Annual        One          Since                      would pay on fund distributions or the
          Total Return          Year       Inception                    redemption of fund shares.
          -------------------------------------------------------       MSCI data copyright MSCI 2015, all
                               -1.29%        6.53%                      rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL SMALL CAP GROWTH PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP GROWTH INDEX (NET DIVIDENDS)
December 20, 2012-October 31, 2015

                                   [CHART]

            International Small Cap       MSCI World ex USA Small Cap
               Growth Portfolio           Growth Index (net dividends)
            ------------------------     -------------------------------
  12/20/2012        $10,000                         $10,000
  12/31/2012         10,050                           9,979
   1/31/2013         10,460                          10,332
   2/28/2013         10,530                          10,348
   3/31/2013         10,813                          10,608
   4/30/2013         11,123                          10,813
   5/31/2013         10,793                          10,585
   6/30/2013         10,619                          10,181
   7/31/2013         11,255                          10,814
   8/31/2013         11,225                          10,784
   9/30/2013         12,048                          11,690
  10/31/2013         12,383                          11,933
  11/30/2013         12,484                          12,008
  12/31/2013         12,824                          12,307
   1/31/2014         12,447                          12,074
   2/28/2014         13,150                          12,775
   3/31/2014         13,175                          12,667
   4/30/2014         13,175                          12,552
   5/31/2014         13,348                          12,745
   6/30/2014         13,518                          13,054
   7/31/2014         13,076                          12,710
   8/31/2014         13,220                          12,782
   9/30/2014         12,464                          12,034
  10/31/2014         12,361                          11,772
  11/30/2014         12,320                          11,792
  12/31/2014         12,200                          11,711
   1/31/2015         12,158                          11,597
   2/28/2015         12,901                          12,315
   3/31/2015         12,824                          12,223
   4/30/2015         13,486                          12,840
   5/31/2015         13,685                          13,020
   6/30/2015         13,523                          12,874
   7/31/2015         13,597                          12,969
   8/31/2015         12,993                          12,399                 Past performance is not predictive of
   9/30/2015         12,599                          11,940                 future performance.
  10/31/2015         13,237                          12,661                 The returns shown do not reflect the
                                                                            deduction of taxes that a shareholder
          Average Annual        One           Since                         would pay on fund distributions or the
          Total Return          Year        Inception                       redemption of fund shares.
          ----------------------------------------------------------        MSCI data copyright MSCI 2015, all
                                7.09%        10.29%                         rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 U.S. Equity Market Review                   12 Months Ended October 31, 2015

   U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.5%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

              Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

              Russell 3000(R) Index........................ 4.49%
              Russell Microcap(R) Index (micro-cap stocks). 0.82%
              Russell 2000(R) Index (small-cap stocks)..... 0.34%
              Russell 1000(R) Index (large-cap stocks)..... 4.86%
              Dow Jones U.S. Select REIT Index SM.......... 6.87%

   Growth stocks outperformed value stocks as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

         Russell 2000(R) Value Index (small-cap value stocks)... -2.88%
         Russell 2000(R) Growth Index (small-cap growth stocks).  3.52%
         Russell 1000(R) Value Index (large-cap value stocks)...  0.53%
         Russell 1000(R) Growth Index (large-cap growth stocks).  9.18%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2015, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the period were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small-cap, and/or micro-cap companies relative to widely used benchmarks.

Domestic Equity Portfolios' Performance Overview

U.S. Large Cap Growth Portfolio

   The U.S. Large Cap Growth Portfolio seeks to capture the returns of U.S. large-cap growth stocks with high profitability. Growth is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 330 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were 5.79% for the Portfolio and 9.18% for the Russell(R) 1000 Growth Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. Relative to the Index, the Portfolio has a greater emphasis on stocks closer to the market cap break, stocks with higher book-to-market ratios, and stocks with high profitability. Mid-cap stocks underperformed large-cap stocks during the period, which detracted from the Portfolio's performance relative to the Index. High profitability stocks generally underperformed those with lower profitability and contributed to the Portfolio's relative underperformance.

U.S. Small Cap Growth Portfolio

   The U.S. Small Cap Growth Portfolio seeks to capture the returns of U.S. small-cap growth stocks with high profitability. Growth is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 680 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were 4.31% for the Portfolio and 3.52% for the Russell 2000(R) Growth Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Portfolio had a smaller allocation than the Index to micro-cap stocks, which benefited the Portfolio's performance relative to the Index as micro-caps in the Russell 2000(R) Growth Index underperformed during the period.

 International Equity Market Review          12 Months Ended October 31, 2015

Performance of non-U.S. developed markets was varied for the period. Small-cap stocks and growth stocks had positive returns while large-cap stocks and value stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------
                                              Return in U.S. Dollars
                                              ----------------------

           MSCI World ex USA Index...........         -1.81%
           MSCI World ex USA Small Cap Index.          4.66%
           MSCI World ex USA Value Index.....         -5.92%
           MSCI World ex USA Growth Index....          2.33%

   During the period, the U.S. dollar (USD) appreciated against most developed markets currencies, decreasing USD-denominated returns in developed markets.

                           12 Months Ended October 31, 2015
                            --------------------------------
Ten Largest Foreign Developed Markets by Market Cap  Local Return Return in U.S. Dollars
---------------------------------------------------  ------------ ----------------------
                  United Kingdom....................     0.01%            -3.45%
                  Japan.............................    17.41%             9.07%
                  Canada............................    -5.27%           -18.37%
                  France............................    18.69%             4.64%
                  Switzerland.......................     3.70%             1.25%
                  Germany...........................    16.20%             2.45%
                  Australia.........................    -2.25%           -20.66%
                  Spain.............................     0.50%           -11.40%
                  Hong Kong.........................    -1.73%            -1.67%
                  Sweden............................     9.47%            -4.59%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

International Equity Portfolios' Performance Overview

International Large Cap Growth Portfolio

   The International Large Cap Growth Portfolio seeks to capture the returns of international large-cap growth stocks with higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 400 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -1.29% for the Portfolio and 2.33% for the MSCI World ex USA Growth Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the international equity markets rather than by the behavior of a limited number of stocks. In determining whether a security is a growth security, the Portfolio relies primarily on price-to-book ratio whereas the Index utilizes a different approach. One result of this methodology difference is that the Portfolio had a higher average dividend yield than the Index. The Portfolio's greater weight in higher-dividend-yield stocks relative to the Index detracted from the Portfolio's performance relative to the Index as high-dividend-yield stocks underperformed low-dividend-yield stocks. Differences in the valuation timing and methodology between the Portfolio and the Index generally detracted from the Portfolio's relative performance. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

International Small Cap Growth Portfolio

   The International Small Cap Growth Portfolio seeks to capture the returns of international small-cap growth stocks with an emphasis on those with higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 1,100 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were 7.09% for the Portfolio and 7.55% for the MSCI World ex USA Small Cap Growth Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the international equity markets rather than by the behavior of a limited number of stocks. Differences in the valuation timing and methodology between the Portfolio and the Index were primarily responsible for the Portfolio's underperformance relative to the Index. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices. The Portfolio's greater focus on companies with high profitability was beneficial as these companies outperformed the lowest-profitability companies. The Portfolio's greater allocation to growth stocks with low book-to-market ratios was also beneficial as those stocks outperformed stocks with higher book-to-market ratios during the period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                           Six Months Ended October 31, 2015
    EXPENSE TABLES
                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     05/01/15  10/31/15    Ratio*   Period*
                                     --------- --------- ---------- --------
    U.S. Large Cap Growth Portfolio
    -------------------------------
    Actual Fund Return
     Institutional Class Shares..... $1,000.00 $1,004.50    0.20%    $1.01
    Hypothetical 5% Annual Return
     Institutional Class Shares..... $1,000.00 $1,024.20    0.20%    $1.02

    U.S. Small Cap Growth Portfolio
    -------------------------------
    Actual Fund Return
     Institutional Class Shares..... $1,000.00 $  984.40    0.40%    $2.00
    Hypothetical 5% Annual Return
     Institutional Class Shares..... $1,000.00 $1,023.19    0.40%    $2.04

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                          Beginning  Ending              Expenses
                                           Account  Account   Annualized   Paid
                                            Value    Value     Expense    During
                                          05/01/15  10/31/15    Ratio*   Period*
                                          --------- --------- ---------- --------
International Large Cap Growth Portfolio
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  941.70    0.30%    $1.47
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.69    0.30%    $1.53

International Small Cap Growth Portfolio
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  981.60    0.55%    $2.75
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.43    0.55%    $2.80

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        U.S. Large Cap Growth Portfolio
              Consumer Discretionary.......................  23.9%
              Consumer Staples.............................  14.1%
              Energy.......................................   0.8%
              Financials...................................   3.0%
              Health Care..................................  12.7%
              Industrials..................................  15.7%
              Information Technology.......................  20.9%
              Materials....................................   5.6%
              Telecommunication Services...................   3.3%
                                                            -----
                                                            100.0%

                        U.S. Small Cap Growth Portfolio
              Consumer Discretionary.......................  23.6%
              Consumer Staples.............................   4.7%
              Energy.......................................   1.4%
              Financials...................................   8.0%
              Health Care..................................  13.1%
              Industrials..................................  18.4%
              Information Technology.......................  24.3%
              Materials....................................   5.5%
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   1.0%
                                                            -----
                                                            100.0%

                   International Large Cap Growth Portfolio
              Consumer Discretionary.......................  20.7%
              Consumer Staples.............................  14.7%
              Energy.......................................   0.7%
              Financials...................................   7.3%
              Health Care..................................  16.0%
              Industrials..................................  16.5%
              Information Technology.......................   6.8%
              Materials....................................   6.1%
              Other........................................    --
              Telecommunication Services...................   9.9%
              Utilities....................................   1.3%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                   International Small Cap Growth Portfolio
              Consumer Discretionary.......................  23.2%
              Consumer Staples.............................   7.8%
              Energy.......................................   2.0%
              Financials...................................   6.3%
              Health Care..................................   9.0%
              Industrials..................................  27.0%
              Information Technology.......................  13.4%
              Materials....................................   7.7%
              Other........................................    --
              Telecommunication Services...................   3.2%
              Utilities....................................   0.4%
                                                            -----
                                                            100.0%

                        U.S. LARGE CAP GROWTH PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                Percentage
                                         Shares     Value+    of Net Assets**
                                         ------     ------    ---------------
  COMMON STOCKS -- (90.3%)
  Consumer Discretionary -- (21.5%)
  *   Amazon.com, Inc...................  28,838 $ 18,049,704            2.4%
      Home Depot, Inc. (The)............ 137,169   16,959,575            2.3%
      Lowe's Cos., Inc..................  94,896    7,006,172            1.0%
      McDonald's Corp...................  91,211   10,238,435            1.4%
      NIKE, Inc. Class B................  29,718    3,893,950            0.5%
  #   Nordstrom, Inc....................  55,559    3,623,002            0.5%
  *   O'Reilly Automotive, Inc..........  15,770    4,356,620            0.6%
  #   Omnicom Group, Inc................  66,550    4,985,926            0.7%
      Starbucks Corp.................... 139,548    8,731,518            1.2%
      TJX Cos., Inc. (The)..............  62,442    4,570,130            0.6%
      Walt Disney Co. (The).............  47,271    5,376,604            0.7%
      Other Securities..................           87,211,750           11.8%
                                                 ------------          ------
  Total Consumer Discretionary..........          175,003,386           23.7%
                                                 ------------          ------
  Consumer Staples -- (12.7%)
      Altria Group, Inc................. 191,162   11,559,566            1.6%
      Coca-Cola Co. (The)............... 259,099   10,972,843            1.5%
      Coca-Cola Enterprises, Inc........  84,166    4,321,082            0.6%
  #   Colgate-Palmolive Co..............  84,051    5,576,784            0.8%
      Costco Wholesale Corp.............  26,313    4,160,612            0.6%
      Dr Pepper Snapple Group, Inc......  45,612    4,076,344            0.6%
      Kimberly-Clark Corp...............  30,435    3,643,374            0.5%
      Kroger Co. (The).................. 112,447    4,250,497            0.6%
      PepsiCo, Inc...................... 125,741   12,849,473            1.7%
      Wal-Mart Stores, Inc.............. 130,428    7,465,699            1.0%
      Other Securities..................           34,780,834            4.6%
                                                 ------------          ------
  Total Consumer Staples................          103,657,108           14.1%
                                                 ------------          ------
  Energy -- (0.8%)
      Other Securities..................            6,094,215            0.8%
                                                 ------------          ------
  Financials -- (2.7%)
      American Express Co...............  76,244    5,585,635            0.8%
      Other Securities..................           16,258,344            2.2%
                                                 ------------          ------
  Total Financials......................           21,843,979            3.0%
                                                 ------------          ------
  Health Care -- (11.5%)
      AbbVie, Inc....................... 147,740    8,797,917            1.2%
  *   Biogen, Inc.......................  14,571    4,233,021            0.6%
  *   Celgene Corp......................  52,178    6,402,762            0.9%
      Gilead Sciences, Inc.............. 159,551   17,252,250            2.3%
      Johnson & Johnson................. 203,648   20,574,557            2.8%
      Other Securities..................           36,171,414            4.9%
                                                 ------------          ------
  Total Health Care.....................           93,431,921           12.7%
                                                 ------------          ------
  Industrials -- (14.2%)
      3M Co.............................  64,943   10,209,689            1.4%
  #   Boeing Co. (The)..................  66,260    9,811,118            1.3%
      Delta Air Lines, Inc..............  81,612    4,149,154            0.6%
      Honeywell International, Inc......  46,423    4,794,567            0.6%
      Lockheed Martin Corp..............  25,057    5,508,280            0.7%
      Northrop Grumman Corp.............  20,679    3,882,482            0.5%
  *   United Continental Holdings, Inc..  83,512    5,036,609            0.7%

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                           Shares      Value+    of Net Assets**
                                                           ------      ------    ---------------
Industrials -- (Continued)
      United Parcel Service, Inc. Class B................    68,101 $  7,015,765            1.0%
      Other Securities...................................             64,819,999            8.8%
                                                                    ------------          ------
Total Industrials........................................            115,227,663           15.6%
                                                                    ------------          ------
Information Technology -- (18.9%)
      Accenture P.L.C. Class A...........................    58,212    6,240,326            0.9%
*     Alliance Data Systems Corp.........................    12,873    3,827,272            0.5%
      Apple, Inc.........................................   238,797   28,536,241            3.9%
*     Fiserv, Inc........................................    48,037    4,636,051            0.6%
#     International Business Machines Corp...............   100,735   14,110,959            1.9%
      MasterCard, Inc. Class A...........................    92,172    9,124,106            1.2%
      Microsoft Corp.....................................   547,319   28,810,872            3.9%
      Oracle Corp........................................   154,189    5,988,701            0.8%
#     Seagate Technology P.L.C...........................    99,716    3,795,191            0.5%
      Texas Instruments, Inc.............................    93,748    5,317,387            0.7%
      Other Securities...................................             43,306,580            5.9%
                                                                    ------------          ------
Total Information Technology.............................            153,693,686           20.8%
                                                                    ------------          ------
Materials -- (5.0%)
      EI du Pont de Nemours & Co.........................    67,271    4,264,981            0.6%
      LyondellBasell Industries NV Class A...............    60,249    5,597,734            0.8%
#     Monsanto Co........................................    41,817    3,898,181            0.5%
      Praxair, Inc.......................................    35,188    3,909,035            0.5%
      Other Securities...................................             23,286,902            3.2%
                                                                    ------------          ------
Total Materials..........................................             40,956,833            5.6%
                                                                    ------------          ------
Telecommunication Services -- (3.0%)
      Verizon Communications, Inc........................   513,712   24,082,818            3.3%
                                                                    ------------          ------
TOTAL COMMON STOCKS......................................            733,991,609           99.6%
                                                                    ------------          ------
TOTAL INVESTMENT SECURITIES..............................            733,991,609
                                                                    ------------

TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves, 0.140%. 2,896,337    2,896,337            0.4%
                                                                    ------------          ------
SECURITIES LENDING COLLATERAL -- (9.3%)
(S)@  DFA Short Term Investment Fund..................... 6,595,718   76,312,461           10.3%
                                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $732,983,629)..................................             $813,200,407          110.3%
                                                                    ============          ======

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1      Level 2   Level 3    Total
                                 ------------ ----------- ------- ------------
  Common Stocks
    Consumer Discretionary...... $175,003,386          --   --    $175,003,386
    Consumer Staples............  103,657,108          --   --     103,657,108
    Energy......................    6,094,215          --   --       6,094,215
    Financials..................   21,843,979          --   --      21,843,979
    Health Care.................   93,431,921          --   --      93,431,921
    Industrials.................  115,227,663          --   --     115,227,663
    Information Technology......  153,693,686          --   --     153,693,686
    Materials...................   40,956,833          --   --      40,956,833
    Telecommunication Services..   24,082,818          --   --      24,082,818
  Temporary Cash Investments....    2,896,337          --   --       2,896,337
  Securities Lending Collateral.           -- $76,312,461   --      76,312,461
                                 ------------ -----------   --    ------------
  TOTAL......................... $736,887,946 $76,312,461   --    $813,200,407
                                 ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP GROWTH PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                  Percentage
                                             Shares   Value+    of Net Assets**
                                             ------   ------    ---------------
COMMON STOCKS -- (77.9%)
Consumer Discretionary -- (18.4%)
#   Big Lots, Inc........................... 21,779 $ 1,004,012            0.4%
*   Bright Horizons Family Solutions, Inc... 18,788   1,202,808            0.5%
#   Cheesecake Factory, Inc. (The).......... 22,039   1,062,280            0.4%
    Jack in the Box, Inc.................... 13,414     999,745            0.4%
#   Lithia Motors, Inc. Class A.............  8,627   1,012,724            0.4%
#   Papa John's International, Inc.......... 15,657   1,098,652            0.4%
    Pool Corp............................... 14,387   1,173,116            0.5%
*   Skechers U.S.A., Inc. Class A........... 38,415   1,198,548            0.5%
*   Tenneco, Inc............................ 19,813   1,121,218            0.5%
    Other Securities........................         49,570,253           19.6%
                                                    -----------           -----
Total Consumer Discretionary................         59,443,356           23.6%
                                                    -----------           -----
Consumer Staples -- (3.7%)
    J&J Snack Foods Corp....................  8,567   1,051,942            0.4%
    Lancaster Colony Corp................... 10,237   1,164,152            0.5%
#   Pricesmart, Inc......................... 12,678   1,090,054            0.4%
    Other Securities........................          8,552,671            3.4%
                                                    -----------           -----
Total Consumer Staples......................         11,858,819            4.7%
                                                    -----------           -----
Energy -- (1.1%)
    Other Securities........................          3,501,665            1.4%
                                                    -----------           -----
Financials -- (6.2%)
#   Bank of Hawaii Corp..................... 18,251   1,195,075            0.5%
#   Bank of the Ozarks, Inc................. 24,488   1,224,890            0.5%
#*  Credit Acceptance Corp..................  5,801   1,096,911            0.4%
    Interactive Brokers Group, Inc. Class A. 28,250   1,162,205            0.5%
    MarketAxess Holdings, Inc............... 12,086   1,224,433            0.5%
#*  PRA Group, Inc.......................... 23,710   1,299,308            0.5%
#   RLI Corp................................ 16,675   1,014,674            0.4%
*   Western Alliance Bancorp................ 30,452   1,088,659            0.4%
#   WisdomTree Investments, Inc............. 53,961   1,037,670            0.4%
    Other Securities........................          9,676,160            3.9%
                                                    -----------           -----
Total Financials............................         20,019,985            8.0%
                                                    -----------           -----
Health Care -- (10.2%)
    Cantel Medical Corp..................... 18,361   1,088,440            0.4%
    Hill-Rom Holdings, Inc.................. 23,531   1,239,848            0.5%
*   Prestige Brands Holdings, Inc........... 23,706   1,161,831            0.5%
    Other Securities........................         29,355,680           11.6%
                                                    -----------           -----
Total Health Care...........................         32,845,799           13.0%
                                                    -----------           -----
Industrials -- (14.3%)
    Allegiant Travel Co.....................  5,404   1,067,020            0.4%
#*  Armstrong World Industries, Inc......... 21,856   1,084,495            0.4%
    CEB, Inc................................ 13,800   1,031,688            0.4%
#   Deluxe Corp............................. 20,645   1,229,410            0.5%
#*  Dycom Industries, Inc................... 14,091   1,072,184            0.4%
#   Landstar System, Inc.................... 18,667   1,176,768            0.5%
    Woodward, Inc........................... 24,905   1,133,177            0.5%
    Other Securities........................         38,577,123           15.3%
                                                    -----------           -----
Total Industrials...........................         46,371,865           18.4%
                                                    -----------           -----

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                           Shares      Value+    of Net Assets**
                                                           ------      ------    ---------------
Information Technology -- (18.9%)
*     ACI Worldwide, Inc.................................    45,224 $  1,083,115            0.4%
      Blackbaud, Inc.....................................    16,430    1,029,997            0.4%
*     CoreLogic, Inc.....................................    26,741    1,042,364            0.4%
*     Electronics for Imaging, Inc.......................    22,584    1,048,801            0.4%
*     EPAM Systems, Inc..................................    16,356    1,265,137            0.5%
*     Euronet Worldwide, Inc.............................    21,657    1,737,758            0.7%
      Fair Isaac Corp....................................    14,270    1,318,120            0.5%
      Heartland Payment Systems, Inc.....................    16,919    1,252,006            0.5%
*     Integrated Device Technology, Inc..................    70,135    1,788,442            0.7%
*     Manhattan Associates, Inc..........................    23,897    1,740,896            0.7%
      MAXIMUS, Inc.......................................    15,975    1,089,495            0.4%
      Mentor Graphics Corp...............................    42,576    1,158,067            0.5%
#*    Synaptics, Inc.....................................    11,872    1,010,188            0.4%
#*    Take-Two Interactive Software, Inc.................    31,630    1,050,116            0.4%
*     Tyler Technologies, Inc............................     8,756    1,491,672            0.6%
#*    ViaSat, Inc........................................    21,680    1,430,013            0.6%
      Other Securities...................................             40,663,964           16.2%
                                                                    ------------          ------
Total Information Technology.............................             61,200,151           24.3%
                                                                    ------------          ------
Materials -- (4.3%)
#     Compass Minerals International, Inc................    15,133    1,229,405            0.5%
      PolyOne Corp.......................................    34,681    1,159,733            0.5%
      Sensient Technologies Corp.........................    18,557    1,211,215            0.5%
      Other Securities...................................             10,259,681            4.0%
                                                                    ------------          ------
Total Materials..........................................             13,860,034            5.5%
                                                                    ------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                 49,389            0.0%
                                                                    ------------          ------
Telecommunication Services -- (0.8%)
      Other Securities...................................              2,477,906            1.0%
                                                                    ------------          ------
TOTAL COMMON STOCKS......................................            251,628,969           99.9%
                                                                    ------------          ------

TOTAL INVESTMENT SECURITIES..............................            251,628,969
                                                                    ------------

TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional Liquid Reserves, 0.140%. 2,294,507    2,294,507            0.9%
                                                                    ------------          ------

SECURITIES LENDING COLLATERAL -- (21.4%)
(S)@  DFA Short Term Investment Fund..................... 5,980,083   69,189,560           27.5%
                                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $291,524,411)..................................             $323,113,036          128.3%
                                                                    ============          ======

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                    Level 1      Level 2   Level 3    Total
                                  ------------ ----------- ------- ------------
 Common Stocks
   Consumer Discretionary........ $ 59,443,356          --   --    $ 59,443,356
   Consumer Staples..............   11,858,819          --   --      11,858,819
   Energy........................    3,501,665          --   --       3,501,665
   Financials....................   20,019,985          --   --      20,019,985
   Health Care...................   32,845,799          --   --      32,845,799
   Industrials...................   46,371,826 $        39   --      46,371,865
   Information Technology........   61,200,151          --   --      61,200,151
   Materials.....................   13,860,034          --   --      13,860,034
   Real Estate Investment Trusts.       49,389          --   --          49,389
   Telecommunication Services....    2,477,906          --   --       2,477,906
 Temporary Cash Investments......    2,294,507          --   --       2,294,507
 Securities Lending Collateral...           --  69,189,560   --      69,189,560
                                  ------------ -----------   --    ------------
 TOTAL........................... $253,923,437 $69,189,599   --    $323,113,036
                                  ============ ===========   ==    ============


                See accompanying Notes to Financial Statements.

                   INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                 Percentage
                                           Shares    Value++   of Net Assets**
                                           ------    -------   ---------------
  COMMON STOCKS -- (95.0%)
  AUSTRALIA -- (5.5%)
      Amcor, Ltd..........................  88,605 $   855,818            0.5%
      AMP, Ltd............................ 212,010     859,872            0.5%
      Commonwealth Bank of Australia......  35,195   1,911,017            1.1%
      CSL, Ltd............................  17,390   1,155,918            0.7%
      Woolworths, Ltd.....................  50,695     868,467            0.5%
      Other Securities....................           4,036,328            2.5%
                                                   -----------            ----
  TOTAL AUSTRALIA.........................           9,687,420            5.8%
                                                   -----------            ----

  AUSTRIA -- (0.1%)
      Other Securities....................             212,136            0.1%
                                                   -----------            ----

  BELGIUM -- (0.8%)
      Anheuser-Busch InBev NV.............   7,195     858,541            0.5%
      Other Securities....................             607,671            0.4%
                                                   -----------            ----
  TOTAL BELGIUM...........................           1,466,212            0.9%
                                                   -----------            ----

  CANADA -- (8.3%)
      Canadian National Railway Co........  17,779   1,086,119            0.7%
  #   Royal Bank of Canada................  24,590   1,406,083            0.8%
      Other Securities....................          12,028,229            7.1%
                                                   -----------            ----
  TOTAL CANADA............................          14,520,431            8.6%
                                                   -----------            ----

  DENMARK -- (1.5%)
  #   Novo Nordisk A.S. Class B...........  47,900   2,543,656            1.5%
                                                   -----------            ----

  FINLAND -- (0.9%)
      Other Securities....................           1,488,409            0.9%
                                                   -----------            ----

  FRANCE -- (8.8%)
      Air Liquide SA......................   6,414     829,759            0.5%
      Airbus Group SE.....................  15,074   1,049,682            0.6%
      Carrefour SA........................  51,310   1,671,986            1.0%
      Essilor International SA............   6,554     860,301            0.5%
      LVMH Moet Hennessy Louis Vuitton SE.   6,859   1,276,936            0.8%
      Vinci SA............................  14,192     955,494            0.6%
      Other Securities....................           8,788,639            5.2%
                                                   -----------            ----
  TOTAL FRANCE............................          15,432,797            9.2%
                                                   -----------            ----

  GERMANY -- (7.7%)
      Bayer AG............................  22,535   3,004,713            1.8%
      Continental AG......................   3,724     894,243            0.5%
      Deutsche Post AG....................  38,199   1,134,753            0.7%
      Deutsche Telekom AG................. 137,317   2,572,165            1.5%
      Fresenius SE & Co. KGaA.............  11,882     873,118            0.5%
      Other Securities....................           4,964,925            3.0%
                                                   -----------            ----
  TOTAL GERMANY...........................          13,443,917            8.0%
                                                   -----------            ----

  HONG KONG -- (2.5%)
  #   AIA Group, Ltd...................... 225,600   1,321,317            0.8%
      Other Securities....................           3,071,972            1.8%
                                                   -----------            ----
  TOTAL HONG KONG.........................           4,393,289            2.6%
                                                   -----------            ----

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                         Percentage
                                                   Shares    Value++   of Net Assets**
                                                   ------    -------   ---------------

IRELAND -- (0.3%)
    Other Securities..............................         $   603,004            0.4%
                                                           -----------           -----

ISRAEL -- (0.6%)
    Other Securities..............................           1,071,688            0.6%
                                                           -----------           -----

ITALY -- (1.9%)
    Other Securities..............................           3,399,081            2.0%
                                                           -----------           -----

JAPAN -- (20.4%)
    Bridgestone Corp..............................  26,287     963,968            0.6%
    Fuji Heavy Industries, Ltd....................  22,900     885,626            0.5%
    Japan Tobacco, Inc............................  34,400   1,190,646            0.7%
    KDDI Corp.....................................  59,200   1,432,540            0.9%
    Panasonic Corp................................  87,882   1,031,097            0.6%
    Seven & I Holdings Co., Ltd...................  19,600     890,326            0.5%
    SoftBank Group Corp...........................  31,040   1,739,106            1.0%
    Other Securities..............................          27,462,309           16.4%
                                                           -----------           -----
TOTAL JAPAN.......................................          35,595,618           21.2%
                                                           -----------           -----

NETHERLANDS -- (2.6%)
    RELX NV.......................................  66,133   1,128,016            0.7%
#   Unilever NV...................................  31,670   1,424,517            0.8%
    Other Securities..............................           2,055,630            1.2%
                                                           -----------           -----
TOTAL NETHERLANDS.................................           4,608,163            2.7%
                                                           -----------           -----

NORWAY -- (0.7%)
    Other Securities..............................           1,140,625            0.7%
                                                           -----------           -----

SINGAPORE -- (1.0%)
    Other Securities..............................           1,740,051            1.0%
                                                           -----------           -----

SPAIN -- (2.6%)
    Amadeus IT Holding SA Class A.................  23,530   1,000,885            0.6%
    Telefonica SA................................. 139,451   1,839,823            1.1%
    Other Securities..............................           1,631,414            1.0%
                                                           -----------           -----
TOTAL SPAIN.......................................           4,472,122            2.7%
                                                           -----------           -----

SWEDEN -- (2.7%)
    Hennes & Mauritz AB Class B...................  26,344   1,024,067            0.6%
    Other Securities..............................           3,723,750            2.2%
                                                           -----------           -----
TOTAL SWEDEN......................................           4,747,817            2.8%
                                                           -----------           -----

SWITZERLAND -- (8.2%)
    Givaudan SA...................................     569   1,017,486            0.6%
    Roche Holding AG..............................  23,582   6,402,486            3.8%
    Other Securities..............................           6,840,615            4.1%
                                                           -----------           -----
TOTAL SWITZERLAND.................................          14,260,587            8.5%
                                                           -----------           -----

UNITED KINGDOM -- (17.9%)
    AstraZeneca P.L.C. Sponsored ADR..............  53,316   1,700,247            1.0%
    BAE Systems P.L.C............................. 228,642   1,546,646            0.9%
    British American Tobacco P.L.C. Sponsored ADR.  24,093   2,845,383            1.7%
    BT Group P.L.C................................ 210,734   1,504,959            0.9%
    Centrica P.L.C................................ 378,014   1,315,328            0.8%
    Compass Group P.L.C...........................  87,759   1,508,648            0.9%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                  Percentage
                                           Shares    Value++    of Net Assets**
                                           ------    -------    ---------------
 UNITED KINGDOM -- (Continued)
     Experian P.L.C.......................  56,592 $    964,331            0.6%
     GlaxoSmithKline P.L.C. Sponsored ADR.  72,468    3,120,472            1.8%
     Imperial Tobacco Group P.L.C.........  28,508    1,535,099            0.9%
     ITV P.L.C............................ 242,747      942,414            0.6%
     Next P.L.C...........................   9,706    1,195,342            0.7%
     Reckitt Benckiser Group P.L.C........  11,553    1,127,463            0.7%
     RELX P.L.C...........................  74,160    1,326,063            0.8%
     Sky P.L.C............................  67,060    1,131,686            0.7%
     Unilever P.L.C. Sponsored ADR........  25,106    1,115,962            0.7%
     Other Securities.....................            8,449,402            4.9%
                                                   ------------          ------
 TOTAL UNITED KINGDOM.....................           31,329,445           18.6%
                                                   ------------          ------
 TOTAL COMMON STOCKS......................          166,156,468           98.8%
                                                   ------------          ------

 PREFERRED STOCKS -- (0.1%)
 GERMANY -- (0.1%)
     Other Securities.....................              145,412            0.1%
                                                   ------------          ------

 RIGHTS/WARRANTS -- (0.0%)
 ITALY -- (0.0%)
     Other Securities.....................                   --            0.0%
                                                   ------------          ------
 TOTAL INVESTMENT SECURITIES..............          166,301,880
                                                   ------------

                                                     Value+
                                             -       ------            -
 SECURITIES LENDING COLLATERAL -- (4.9%)
 (S)@ DFA Short Term Investment Fund...... 739,065    8,550,986            5.1%
                                                   ------------          ------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $171,113,831)..................           $174,852,866          104.0%
                                                   ============          ======

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1     Level 2    Level 3    Total
                                 ----------- ------------ ------- ------------
  Common Stocks
    Australia................... $   177,940 $  9,509,480   --    $  9,687,420
    Austria.....................          --      212,136   --         212,136
    Belgium.....................          --    1,466,212   --       1,466,212
    Canada......................  14,520,431           --   --      14,520,431
    Denmark.....................          --    2,543,656   --       2,543,656
    Finland.....................          --    1,488,409   --       1,488,409
    France......................          --   15,432,797   --      15,432,797
    Germany.....................          --   13,443,917   --      13,443,917
    Hong Kong...................     109,308    4,283,981   --       4,393,289
    Ireland.....................          --      603,004   --         603,004
    Israel......................     241,673      830,015   --       1,071,688
    Italy.......................          --    3,399,081   --       3,399,081
    Japan.......................     555,101   35,040,517   --      35,595,618
    Netherlands.................   1,424,517    3,183,646   --       4,608,163
    Norway......................          --    1,140,625   --       1,140,625
    Singapore...................          --    1,740,051   --       1,740,051
    Spain.......................          --    4,472,122   --       4,472,122
    Sweden......................          --    4,747,817   --       4,747,817
    Switzerland.................          --   14,260,587   --      14,260,587
    United Kingdom..............   9,647,664   21,681,781   --      31,329,445
  Preferred Stocks
    Germany.....................          --      145,412   --         145,412
  Rights/Warrants
    Italy.......................          --           --   --              --
  Securities Lending Collateral.          --    8,550,986   --       8,550,986
                                 ----------- ------------   --    ------------
  TOTAL......................... $26,676,634 $148,176,232   --    $174,852,866
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                   INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015


                                                            Percentage
                                        Shares  Value++   of Net Assets**
                                        ------  -------   ---------------
       COMMON STOCKS -- (90.0%)
       AUSTRALIA -- (5.4%)
           Other Securities............        $5,488,780            5.9%
                                               ----------          ------

       AUSTRIA -- (0.9%)
           Andritz AG..................  5,968    299,845            0.3%
           Other Securities............           661,031            0.7%
                                               ----------          ------
       TOTAL AUSTRIA...................           960,876            1.0%
                                               ----------          ------

       BELGIUM -- (1.3%)
           Other Securities............         1,346,966            1.5%
                                               ----------          ------

       CANADA -- (6.7%)
           Other Securities............         6,754,852            7.3%
                                               ----------          ------

       CHINA -- (0.1%)
           Other Securities............            79,631            0.1%
                                               ----------          ------

       DENMARK -- (1.7%)
           GN Store Nord A.S........... 22,057    402,312            0.4%
           SimCorp A.S.................  6,294    308,808            0.3%
       *   Topdanmark A.S.............. 11,942    317,778            0.4%
           Other Securities............           711,859            0.8%
                                               ----------          ------
       TOTAL DENMARK...................         1,740,757            1.9%
                                               ----------          ------

       FINLAND -- (2.1%)
           Elisa Oyj................... 16,557    623,806            0.7%
           Orion Oyj Class B........... 13,019    465,005            0.5%
           Other Securities............         1,035,003            1.1%
                                               ----------          ------
       TOTAL FINLAND...................         2,123,814            2.3%
                                               ----------          ------

       FRANCE -- (4.3%)
           Eurofins Scientific SE......  1,101    398,274            0.4%
           Faurecia....................  7,509    296,820            0.3%
           Teleperformance.............  6,165    483,835            0.5%
       *   UBISOFT Entertainment....... 10,135    303,658            0.3%
           Other Securities............         2,831,444            3.2%
                                               ----------          ------
       TOTAL FRANCE....................         4,314,031            4.7%
                                               ----------          ------

       GERMANY -- (5.7%)
       *   Dialog Semiconductor P.L.C..  9,177    339,501            0.4%
           Drillisch AG................  6,362    328,092            0.4%
           MTU Aero Engines AG.........  5,740    530,999            0.6%
           Other Securities............         4,568,518            4.8%
                                               ----------          ------
       TOTAL GERMANY...................         5,767,110            6.2%
                                               ----------          ------

       HONG KONG -- (2.9%)
           Other Securities............         2,949,035            3.2%
                                               ----------          ------

       IRELAND -- (0.9%)
           Paddy Power P.L.C...........  5,762    666,705            0.7%
           Other Securities............           196,981            0.2%
                                               ----------          ------
       TOTAL IRELAND...................           863,686            0.9%
                                               ----------          ------

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                          Percentage
                                                    Shares    Value++   of Net Assets**
                                                    ------    -------   ---------------
ISRAEL -- (0.7%)
    Other Securities...............................         $   717,666            0.8%
                                                            -----------          ------

ITALY -- (3.6%)
    Azimut Holding SpA.............................  15,666     376,814            0.4%
    Prysmian SpA...................................  24,691     533,209            0.6%
    Recordati SpA..................................  13,126     326,252            0.4%
    Other Securities...............................           2,392,247            2.5%
                                                            -----------          ------
TOTAL ITALY........................................           3,628,522            3.9%
                                                            -----------          ------

JAPAN -- (21.3%)
    Other Securities...............................          21,575,929           23.3%
                                                            -----------          ------

NETHERLANDS -- (1.5%)
    Aalberts Industries NV.........................  11,760     381,263            0.4%
    Other Securities...............................           1,128,949            1.2%
                                                            -----------          ------
TOTAL NETHERLANDS..................................           1,510,212            1.6%
                                                            -----------          ------

NEW ZEALAND -- (1.0%)
    Fisher & Paykel Healthcare Corp., Ltd..........  86,830     456,906            0.5%
    Other Securities...............................             600,577            0.6%
                                                            -----------          ------
TOTAL NEW ZEALAND..................................           1,057,483            1.1%
                                                            -----------          ------

NORWAY -- (0.8%)
    Other Securities...............................             847,457            0.9%
                                                            -----------          ------

PORTUGAL -- (0.6%)
    Other Securities...............................             601,141            0.7%
                                                            -----------          ------

SINGAPORE -- (0.9%)
    Other Securities...............................             945,017            1.0%
                                                            -----------          ------

SPAIN -- (2.0%)
#   Bolsas y Mercados Espanoles SHMSF SA...........  10,356     371,551            0.4%
    Distribuidora Internacional de Alimentacion SA.  82,868     526,510            0.6%
    Viscofan SA....................................   5,262     306,907            0.3%
    Other Securities...............................             808,558            0.9%
                                                            -----------          ------
TOTAL SPAIN........................................           2,013,526            2.2%
                                                            -----------          ------

SWEDEN -- (2.5%)
    Intrum Justitia AB.............................   9,133     327,667            0.3%
    Other Securities...............................           2,214,634            2.5%
                                                            -----------          ------
TOTAL SWEDEN.......................................           2,542,301            2.8%
                                                            -----------          ------

SWITZERLAND -- (4.8%)
    Clariant AG....................................  24,426     449,154            0.5%
    Georg Fischer AG...............................     538     330,548            0.4%
    Straumann Holding AG...........................   1,397     395,297            0.4%
    Temenos Group AG...............................   7,977     372,640            0.4%
    Other Securities...............................           3,301,073            3.6%
                                                            -----------          ------
TOTAL SWITZERLAND..................................           4,848,712            5.3%
                                                            -----------          ------

UNITED KINGDOM -- (18.3%)
    Berendsen P.L.C................................  19,793     312,066            0.3%
    Betfair Group P.L.C............................   8,515     423,033            0.5%
    Booker Group P.L.C............................. 167,419     479,512            0.5%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                 Percentage
                                          Shares    Value++    of Net Assets**
                                          ------    -------    ---------------
 UNITED KINGDOM -- (Continued)
       Britvic P.L.C.....................  29,959 $    322,063            0.4%
       Croda International P.L.C.........  11,494      512,713            0.6%
       Daily Mail & General Trust P.L.C..  33,822      389,655            0.4%
       Domino's Pizza Group P.L.C........  21,204      356,347            0.4%
       DS Smith P.L.C....................  72,668      432,978            0.5%
       Halma P.L.C.......................  46,577      547,494            0.6%
       Hays P.L.C........................ 174,680      378,443            0.4%
       Howden Joinery Group P.L.C........  81,812      583,509            0.6%
       IG Group Holdings P.L.C...........  43,304      503,345            0.5%
       IMI P.L.C.........................  26,588      389,891            0.4%
       Inmarsat P.L.C....................  33,890      513,667            0.6%
       Regus P.L.C.......................  77,100      396,994            0.4%
       Rentokil Initial P.L.C............ 128,897      306,606            0.3%
       Rightmove P.L.C...................  11,287      666,625            0.7%
       Rotork P.L.C...................... 105,280      304,131            0.3%
       Spirax-Sarco Engineering P.L.C....   8,946      419,351            0.5%
       Telecity Group P.L.C..............  24,708      446,906            0.5%
 *     Thomas Cook Group P.L.C........... 175,693      332,268            0.4%
       WH Smith P.L.C....................  13,431      352,341            0.4%
       Other Securities..................            9,179,108            9.9%
                                                  ------------          ------
 TOTAL UNITED KINGDOM....................           18,549,046           20.1%
                                                  ------------          ------
 TOTAL COMMON STOCKS.....................           91,226,550           98.7%
                                                  ------------          ------

 PREFERRED STOCKS -- (0.7%)
 GERMANY -- (0.7%)
       Fuchs Petrolub SE.................   8,477      406,549            0.5%
       Other Securities..................              248,012            0.2%
                                                  ------------          ------
 TOTAL GERMANY...........................              654,561            0.7%
                                                  ------------          ------
 UNITED KINGDOM -- (0.0%)
       Other Securities..................                  322            0.0%
                                                  ------------          ------
 TOTAL PREFERRED STOCKS..................              654,883            0.7%
                                                  ------------          ------
 RIGHTS/WARRANTS -- (0.0%)
 FRANCE -- (0.0%)
       Other Securities..................                8,394            0.0%
                                                  ------------          ------
 TOTAL INVESTMENT SECURITIES.............           91,889,827
                                                  ------------

                                                    Value+
                                                    ------
 SECURITIES LENDING COLLATERAL -- (9.3%)
 (S)@  DFA Short Term Investment Fund.... 817,999    9,464,252           10.2%
                                                  ------------          ------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $96,741,142)..................           $101,354,079          109.6%
                                                  ============          ======

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                  -------------------------------------------
                                   Level 1     Level 2   Level 3    Total
                                  ---------- ----------- ------- ------------
   Common Stocks
     Australia...................         -- $ 5,488,780   --    $  5,488,780
     Austria.....................         --     960,876   --         960,876
     Belgium.....................         --   1,346,966   --       1,346,966
     Canada...................... $6,754,852          --   --       6,754,852
     China.......................         --      79,631   --          79,631
     Denmark.....................         --   1,740,757   --       1,740,757
     Finland.....................         --   2,123,814   --       2,123,814
     France......................         --   4,314,031   --       4,314,031
     Germany.....................         --   5,767,110   --       5,767,110
     Hong Kong...................         --   2,949,035   --       2,949,035
     Ireland.....................         --     863,686   --         863,686
     Israel......................         --     717,666   --         717,666
     Italy.......................         --   3,628,522   --       3,628,522
     Japan.......................         --  21,575,929   --      21,575,929
     Netherlands.................         --   1,510,212   --       1,510,212
     New Zealand.................         --   1,057,483   --       1,057,483
     Norway......................         --     847,457   --         847,457
     Portugal....................         --     601,141   --         601,141
     Singapore...................         --     945,017   --         945,017
     Spain.......................         --   2,013,526   --       2,013,526
     Sweden......................         --   2,542,301   --       2,542,301
     Switzerland.................         --   4,848,712   --       4,848,712
     United Kingdom..............      4,365  18,544,681   --      18,549,046
   Preferred Stocks
     Germany.....................         --     654,561   --         654,561
     United Kingdom..............         --         322   --             322
   Rights/Warrants
     France......................         --       8,394   --           8,394
   Securities Lending Collateral.         --   9,464,252   --       9,464,252
                                  ---------- -----------   --    ------------
   TOTAL......................... $6,759,217 $94,594,862   --    $101,354,079
                                  ========== ===========   ==    ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                                                              International International
                                                                U.S. Large Cap U.S. Small Cap   Large Cap     Small Cap
                                                                    Growth         Growth        Growth        Growth
                                                                  Portfolio*     Portfolio*    Portfolio*    Portfolio*
                                                                -------------- -------------- ------------- -------------
ASSETS:
Investments at Value (including $124,767, $70,730, $8,478
 and $9,082 of securities on loan, respectively)...............  $    733,992   $    251,628  $    166,302  $     91,890
Temporary Cash Investments at Value & Cost.....................         2,896          2,295            --            --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost..................................................        76,312         69,190         8,551         9,464
Foreign Currencies at Value....................................            --             --            41           118
Cash...........................................................             1             --         1,250         1,073
Receivables:
  Investment Securities Sold...................................            --             85            --            --
  Dividends, Interest and Tax Reclaims.........................           847             60           413           169
  Securities Lending Income....................................            15             19            53            13
  Fund Shares Sold.............................................           710            185           256           132
Unrealized Gain on Foreign Currency Contracts..................            --             --            --             1
Prepaid Expenses and Other Assets..............................            28             20            14            15
                                                                 ------------   ------------  ------------  ------------
     Total Assets..............................................       814,801        323,482       176,880       102,875
                                                                 ------------   ------------  ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.............................        76,312         69,190         8,551         9,464
  Investment Securities Purchased..............................            --          2,122            11           858
  Fund Shares Redeemed.........................................           828            272           148            47
  Due to Advisor...............................................            76             64            17            14
Unrealized Loss on Foreign Currency Contracts..................            --             --            --             1
Accrued Expenses and Other Liabilities.........................            48             19            24            25
                                                                 ------------   ------------  ------------  ------------
     Total Liabilities.........................................        77,264         71,667         8,751        10,409
                                                                 ------------   ------------  ------------  ------------
NET ASSETS.....................................................  $    737,537   $    251,815  $    168,129  $     92,466
                                                                 ============   ============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Institutional Class Shares -- based on net assets of $737,537;
 $251,815; $168,129 and $92,466 and shares outstanding of
 49,763,443; 17,085,567; 15,028,162 and 7,427,956,
 respectively..................................................  $      14.82   $      14.74  $      11.19  $      12.45
                                                                 ============   ============  ============  ============
Investments at Cost............................................  $    653,775   $    220,040  $    162,563  $     87,277
                                                                 ============   ============  ============  ============
Foreign Currencies at Cost.....................................  $         --   $         --  $         41  $        118
                                                                 ============   ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital................................................  $    651,851   $    218,295  $    175,219  $     86,424
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income).....................................         1,615            151           404           264
Accumulated Net Realized Gain (Loss)...........................         3,854          1,781       (11,231)        1,165
Net Unrealized Foreign Exchange Gain (Loss)....................            --             --            (2)           --
Net Unrealized Appreciation (Depreciation).....................        80,217         31,588         3,739         4,613
                                                                 ------------   ------------  ------------  ------------
NET ASSETS.....................................................  $    737,537   $    251,815  $    168,129  $     92,466
                                                                 ============   ============  ============  ============
(1) NUMBER OF SHARES AUTHORIZED................................   100,000,000    100,000,000   100,000,000   100,000,000
                                                                 ============   ============  ============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                                       International International
                                                                 U.S. Large U.S. Small   Large Cap     Small Cap
                                                                 Cap Growth Cap Growth    Growth        Growth
                                                                 Portfolio  Portfolio    Portfolio     Portfolio
                                                                 ---------- ---------- ------------- -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $2, $0, $391 and
   $156, respectively)..........................................  $12,448     $2,168     $  4,576       $2,127
  Interest......................................................        4         --           --           --
  Income from Securities Lending................................       94        255          199          141
                                                                  -------     ------     --------       ------
     Total Investment Income....................................   12,546      2,423        4,775        2,268
                                                                  -------     ------     --------       ------
Fund Expenses
  Investment Advisory Services Fees.............................    1,084        769          434          407
  Accounting & Transfer Agent Fees..............................       41         17           25           19
  Custodian Fees................................................       13         10           59           61
  Filing Fees...................................................       69         36           26           30
  Shareholders' Reports.........................................       41         19           14            8
  Directors'/Trustees' Fees & Expenses..........................        3          1            1           --
  Professional Fees.............................................       14          6            5            2
  Other.........................................................       38         16           29           20
                                                                  -------     ------     --------       ------
     Total Expenses.............................................    1,303        874          593          547
                                                                  -------     ------     --------       ------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)....................      (26)         6          (71)        (100)
  Fees Paid Indirectly (Note C).................................       --         --           (1)          --
                                                                  -------     ------     --------       ------
  Net Expenses..................................................    1,277        880          521          447
                                                                  -------     ------     --------       ------
  Net Investment Income (Loss)..................................   11,269      1,543        4,254        1,821
                                                                  -------     ------     --------       ------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold..................................    3,976      1,831      (11,231)       1,212
    Foreign Currency Transactions...............................       --         --           (8)         (55)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................   17,897      3,766        3,487        2,322
    Translation of Foreign Currency Denominated Amounts.........       --         --            7            5
                                                                  -------     ------     --------       ------
  Net Realized and Unrealized Gain (Loss).......................   21,873      5,597       (7,745)       3,484
                                                                  -------     ------     --------       ------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.....................................................  $33,142     $7,140     $ (3,491)      $5,305
                                                                  =======     ======     ========       ======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                              International
                                                     U.S. Large Cap      U.S. Small Cap         Large Cap
                                                    Growth Portfolio    Growth Portfolio    Growth Portfolio
                                                  -------------------  ------------------  ------------------
                                                     Year      Year      Year      Year      Year      Year
                                                    Ended     Ended     Ended     Ended     Ended     Ended
                                                   Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                     2015      2014      2015      2014      2015      2014
                                                  ---------  --------  --------  --------  --------  --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................... $  11,269  $  5,535  $  1,543  $  1,004  $  4,254  $  2,216
  Net Realized Gain (Loss) on:
   Investment Securities Sold....................     3,976     2,516     1,831       945   (11,231)      968
   Foreign Currency Transactions.................        --        --        --        --        (8)      (54)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency....    17,897    40,482     3,766     9,399     3,487    (4,283)
   Translation of Foreign Currency Denominated
    Amounts......................................        --        --        --        --         7        (9)
                                                  ---------  --------  --------  --------  --------  --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations..................    33,142    48,533     7,140    11,348    (3,491)   (1,162)
                                                  ---------  --------  --------  --------  --------  --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares....................   (10,235)   (4,886)   (1,450)     (967)   (4,006)   (1,963)
  Net Short-Term Gains:
   Institutional Class Shares....................      (496)       --        --      (910)     (570)       --
  Net Long-Term Gains:
   Institutional Class Shares....................    (1,926)       --      (914)      (19)     (332)       --
                                                  ---------  --------  --------  --------  --------  --------
     Total Distributions.........................   (12,657)   (4,886)   (2,364)   (1,896)   (4,908)   (1,963)
                                                  ---------  --------  --------  --------  --------  --------
Capital Share Transactions (1):
  Shares Issued..................................   301,935   280,736    87,843    67,425   120,895   109,094
  Shares Issued in Lieu of Cash Distributions....    12,560     4,860     2,349     1,891     4,166     1,932
  Shares Redeemed................................  (106,179)  (44,411)  (24,772)  (18,783)  (89,797)  (13,345)
                                                  ---------  --------  --------  --------  --------  --------
     Net Increase (Decrease) from Capital
      Share Transactions.........................   208,316   241,185    65,420    50,533    35,264    97,681
                                                  ---------  --------  --------  --------  --------  --------
     Total Increase (Decrease) in Net Assets.....   228,801   284,832    70,196    59,985    26,865    94,556
Net Assets
  Beginning of Period............................   508,736   223,904   181,619   121,634   141,264    46,708
                                                  ---------  --------  --------  --------  --------  --------
  End of Period.................................. $ 737,537  $508,736  $251,815  $181,619  $168,129  $141,264
                                                  =========  ========  ========  ========  ========  ========
(1) Shares Issued and Redeemed:
  Shares Issued..................................    20,623    20,661     5,883     4,890    10,657     9,096
  Shares Issued in Lieu of Cash Distributions....       881       359       164       138       368       158
  Shares Redeemed................................    (7,295)   (3,289)   (1,658)   (1,360)   (8,087)   (1,120)
                                                  ---------  --------  --------  --------  --------  --------
     Net Increase (Decrease) from Shares
      Issued and Redeemed........................    14,209    17,731     4,389     3,668     2,938     8,134
                                                  =========  ========  ========  ========  ========  ========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)......................................... $   1,615  $    893  $    151  $     92  $    404  $    286

                                                  International Small
                                                      Cap Growth
                                                      Portfolio
                                                  -----------------
                                                    Year       Year
                                                   Ended      Ended
                                                  Oct. 31,   Oct. 31,
                                                    2015       2014
                                                  --------   --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................... $  1,821   $ 1,184
  Net Realized Gain (Loss) on:
   Investment Securities Sold....................    1,212       755
   Foreign Currency Transactions.................      (55)      (28)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency....    2,322    (2,784)
   Translation of Foreign Currency Denominated
    Amounts......................................        5        (6)
                                                  --------   -------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations..................    5,305      (879)
                                                  --------   -------
Distributions From:
  Net Investment Income:
   Institutional Class Shares....................   (1,634)   (1,089)
  Net Short-Term Gains:
   Institutional Class Shares....................      (50)       --
  Net Long-Term Gains:
   Institutional Class Shares....................     (598)       --
                                                  --------   -------
     Total Distributions.........................   (2,282)   (1,089)
                                                  --------   -------
Capital Share Transactions (1):
  Shares Issued..................................   33,313    29,828
  Shares Issued in Lieu of Cash Distributions....    2,261     1,079
  Shares Redeemed................................  (11,809)   (7,535)
                                                  --------   -------
     Net Increase (Decrease) from Capital
      Share Transactions.........................   23,765    23,372
                                                  --------   -------
     Total Increase (Decrease) in Net Assets.....   26,788    21,404
Net Assets
  Beginning of Period............................   65,678    44,274
                                                  --------   -------
  End of Period.................................. $ 92,466   $65,678
                                                  ========   =======
(1) Shares Issued and Redeemed:
  Shares Issued..................................    2,731     2,378
  Shares Issued in Lieu of Cash Distributions....      188        84
  Shares Redeemed................................     (972)     (605)
                                                  --------   -------
     Net Increase (Decrease) from Shares
      Issued and Redeemed........................    1,947     1,857
                                                  ========   =======
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)......................................... $    264   $   178

----------
Seepage 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                     U.S. Large Cap Growth Portfolio     U.S. Small Cap Growth Portfolio
                                                   ----------------------------        ----------------------------
                                                                           Period                              Period
                                                                          Dec. 20,                            Dec. 20,
                                                     Year      Year       2012(a)        Year      Year       2012(a)
                                                    Ended     Ended          to         Ended     Ended          to
                                                   Oct. 31,  Oct. 31,     Oct. 31,     Oct. 31,  Oct. 31,     Oct. 31,
                                                     2015      2014         2013         2015      2014         2013
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.............. $  14.31  $  12.56  $  10.00        $  14.30  $  13.47  $  10.00
                                                   --------  --------  --------        --------  --------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................     0.26      0.23      0.16            0.10      0.09      0.07
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................     0.56      1.73      2.49            0.51      0.93      3.44
                                                   --------  --------  --------        --------  --------  --------
   Total from Investment Operations...............     0.82      1.96      2.65            0.61      1.02      3.51
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................    (0.24)    (0.21)    (0.09)          (0.10)    (0.09)    (0.04)
 Net Realized Gains...............................    (0.07)       --        --           (0.07)    (0.10)       --
                                                   --------  --------  --------        --------  --------  --------
   Total Distributions............................    (0.31)    (0.21)    (0.09)          (0.17)    (0.19)    (0.04)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $  14.82  $  14.31  $  12.56        $  14.74  $  14.30  $  13.47
=================================================  ========  ========  ========        ========  ========  ========
Total Return......................................     5.79%    15.70%    26.58%(C)        4.31%     7.64%    35.17%(C)
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $737,537  $508,736  $223,904        $251,815  $181,619  $121,634
Ratio of Expenses to Average Net Assets...........     0.20%     0.20%     0.20%(B)(D)     0.40%     0.40%     0.40%(B)(D)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor).........................................     0.20%     0.22%     0.28%(B)(D)     0.40%     0.41%     0.49%(B)(D)
Ratio of Net Investment Income to Average Net
 Assets...........................................     1.77%     1.69%     1.59%(D)        0.70%     0.66%     0.71%(D)
Portfolio Turnover Rate...........................       15%        8%       10%(C)          16%       19%       25%(C)
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                   International Large Cap Growth Portfolio
                                                   ---------------------------------
                                                                                Period
                                                                               Dec. 20,
                                                      Year        Year         2012(a)
                                                     Ended       Ended            to
                                                    Oct. 31,    Oct. 31,       Oct. 31,
                                                      2015        2014           2013
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.............. $  11.68     $  11.81    $ 10.00
                                                    --------     --------   -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................     0.28         0.31       0.24
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................    (0.43)       (0.16)      1.74
                                                    --------     --------   -------
   Total from Investment Operations...............    (0.15)        0.15       1.98
--------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................    (0.27)       (0.28)     (0.17)
 Net Realized Gains...............................    (0.07)          --         --
                                                    --------     --------   -------
   Total Distributions............................    (0.34)       (0.28)     (0.17)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $  11.19     $  11.68    $ 11.81
=================================================  ==========   ==========  =========
Total Return......................................    (1.29)%       1.21%     19.98%(C)
--------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $168,129     $141,264    $46,708
Ratio of Expenses to Average Net Assets...........     0.30%        0.30%      0.30%(B)(D)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor and Fees Paid Indirectly)................     0.34%        0.37%      0.65%(B)(D)
Ratio of Net Investment Income to Average Net
 Assets...........................................     2.45%        2.59%      2.60%(D)
Portfolio Turnover Rate...........................       37%          20%         3%(C)
--------------------------------------------------------------------------------------------

                                                   International Small Cap Growth Portfolio
                                                   ---------------------------------
                                                                               Period
                                                                              Dec. 20,
                                                     Year        Year         2012(a)
                                                    Ended       Ended            to
                                                   Oct. 31,    Oct. 31,       Oct. 31,
                                                     2015        2014           2013
-------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.............. $ 11.98     $ 12.22     $ 10.00
                                                   -------     -------     -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................    0.28        0.25        0.24
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................    0.55       (0.26)       2.13
                                                   -------     -------     -------
   Total from Investment Operations...............    0.83       (0.01)       2.37
-------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................   (0.25)      (0.23)      (0.15)
 Net Realized Gains...............................   (0.11)         --          --
                                                   -------     -------     -------
   Total Distributions............................   (0.36)      (0.23)      (0.15)
-------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $ 12.45     $ 11.98     $ 12.22
=================================================  =========== ==========  ==========
Total Return......................................    7.09%      (0.18)%     23.83%(C)
-------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $92,466     $65,678     $44,274
Ratio of Expenses to Average Net Assets...........    0.55%       0.55%       0.55%(B)(D)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor and Fees Paid Indirectly)................    0.67%       0.72%       1.00%(B)(D)
Ratio of Net Investment Income to Average Net
 Assets...........................................    2.24%       2.00%       2.50%(D)
Portfolio Turnover Rate...........................      30%         29%          7%(C)
-------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund offers eighty-one operational portfolios, four of which, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (the "Portfolios"), are included in this report. The remaining seventy-seven portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by U.S. Large Cap Growth Portfolio and U.S. Small Cap Growth Portfolio (the "Domestic Equity Portfolios") and International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolios. On May 8, 2015 and June 10, 2015 at a Special Joint Meeting of Shareholders, shareholders of the Portfolios approved new investment management agreements, which became effective July 21, 2015, that provide a uniform agreement that increases transparency and better describes all of the services that the Advisor provides to each Portfolio. The rate charged to each Portfolio under the new investment management agreement for investment management services is equal to the rate charged under each Portfolio's previous investment advisory agreement with the Advisor.

   For the year ended October 31, 2015, the Portfolios' investment advisory services/management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                U.S. Large Cap Growth Portfolio.......... 0.17%
                U.S. Small Cap Growth Portfolio.......... 0.35%
                International Large Cap Growth Portfolio. 0.25%
                International Small Cap Growth Portfolio. 0.50%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive all or a portion of its advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the Portfolios below will remain in effect through February 28, 2016, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2015, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and previously waived fees subject to future recovery by the Advisor as reflected below (amounts in thousands). The Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of recovery.

                                                                                 Previously
                                                                  Recovery      Waived Fees/
                                                                of Previously     Expenses
                                                                Waived Fees/       Assumed
                                                   Expense        Expenses    Subject to Future
                                              Limitation Amount    Assumed        Recovery
                                              ----------------- ------------- -----------------
U.S. Large Cap Growth Portfolio (1)..........       0.20%            $23            $157
U.S. Small Cap Growth Portfolio (1)..........       0.40%             18              61
International Large Cap Growth Portfolio (1).       0.30%             --             202
International Small Cap Growth Portfolio (1).       0.55%             --             290

   (1) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of each Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed above as a percentage of the respective Portfolio's average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of a Portfolio are less than the Expense Limitation Amount listed above for such class of shares of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within 36 months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

Earned Income Credit:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the year ended October 31, 2015, expenses reduced were as follows (amounts in thousands):

                                                        Fees Paid
                                                        Indirectly
                                                        ----------
              International Large Cap Growth Portfolio.    $ 1
              International Small Cap Growth Portfolio.     --

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2015, the total related amounts paid by the Fund to the CCO were $275 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 U.S. Large Cap Growth Portfolio.......... $ 2
                 U.S. Small Cap Growth Portfolio..........   1
                 International Large Cap Growth Portfolio.   1
                 International Small Cap Growth Portfolio.  --

E. Purchases and Sales of Securities:

   For the year ended October 31, 2015, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                    Purchases  Sales
                                                    --------- -------
          U.S. Large Cap Growth Portfolio.......... $306,248  $97,676
          U.S. Small Cap Growth Portfolio..........  100,712   34,371
          International Large Cap Growth Portfolio.   97,068   63,640
          International Small Cap Growth Portfolio.   47,145   23,802

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to net foreign currency gains/losses, and tax-equalization, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                             Increase       Increase
                                                            (Decrease)     (Decrease)
                                             Increase     Undistributed   Accumulated
                                            (Decrease)    Net Investment  Net Realized
                                          Paid-In Capital     Income     Gains (Losses)
                                          --------------- -------------- --------------
U.S. Large Cap Growth Portfolio..........      $422           $(312)         $(110)
U.S. Small Cap Growth Portfolio..........        84             (34)           (50)
International Large Cap Growth Portfolio.       121            (130)             9
International Small Cap Growth Portfolio.        92            (101)             9

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                          Net Investment
                                            Income and
                                            Short-Term     Long-Term   Tax Exempt
                                          Capital Gains  Capital Gains   Income    Total
                                          -------------- ------------- ---------- -------
U.S. Large Cap Growth Portfolio
2014.....................................    $ 4,886            --         --     $ 4,886
2015.....................................     10,731        $1,926         --      12,657
U.S. Small Cap Growth Portfolio
2014.....................................      1,876            19         --       1,895
2015.....................................      1,450           915         --       2,365
International Large Cap Growth Portfolio
2014.....................................      1,963            --         --       1,963
2015.....................................      4,575           332         --       4,907
International Small Cap Growth Portfolio
2014.....................................      1,089            --         --       1,089
2015.....................................      1,684           598         --       2,282

   At October 31, 2015, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                            Net Investment
                                                Income
                                            and Short-Term   Long-Term
                                            Capital Gains  Capital Gains Total
                                            -------------- ------------- -----
  U.S. Large Cap Growth Portfolio..........      $312          $110      $422
  U.S. Small Cap Growth Portfolio..........        41            43        84
  International Large Cap Growth Portfolio.       121            --       121
  International Small Cap Growth Portfolio.        46            46        92

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                 Undistributed                                               Total Net
                                 Net Investment                                            Distributable
                                   Income and   Undistributed                 Unrealized     Earnings
                                   Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                 Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                 -------------- ------------- ------------- -------------- -------------
U.S. Large Cap Growth Portfolio.     $1,617        $3,863             --       $80,208        $85,688
U.S. Small Cap Growth Portfolio.        269         1,670             --        31,583         33,522
International Large Cap Growth
  Portfolio.....................        404            --       $(11,070)        3,576         (7,090)
International Small Cap Growth
  Portfolio.....................        271         1,165             --         4,606          6,042

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                    Unlimited  Total
                                                    --------- -------
          U.S. Large Cap Growth Portfolio..........       --       --
          U.S. Small Cap Growth Portfolio..........       --       --
          International Large Cap Growth Portfolio.  $11,070  $11,070
          International Small Cap Growth Portfolio.       --       --

   At October 31, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                Net Unrealized
                                          Federal Tax  Unrealized   Unrealized   Appreciation
                                             Cost     Appreciation Depreciation (Depreciation)
                                          ----------- ------------ ------------ --------------
U.S. Large Cap Growth Portfolio..........  $732,993     $113,390     $(33,183)     $80,207
U.S. Small Cap Growth Portfolio..........   291,530       45,024      (13,441)      31,583
International Large Cap Growth Portfolio.   171,275       13,320       (9,742)       3,578
International Small Cap Growth Portfolio.    96,748       12,388       (7,782)       4,606

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolios' tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior fiscal period remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the International Equity Portfolios may be inhibited.

H. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. A line of credit with similar terms was in effect through March 31, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 9, 2015. A line of credit with similar terms was in effect through January 8, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the year ended October 31, 2015, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                            Weighted      Weighted    Number of   Interest Maximum Amount
                                             Average      Average        Days     Expense  Borrowed During
                                          Interest Rate Loan Balance Outstanding* Incurred   The Period
                                          ------------- ------------ ------------ -------- ---------------
U.S. Large Cap Growth Portfolio..........     0.89%        $1,846         13          1        $3,825
U.S. Small Cap Growth Portfolio..........     0.88%         1,034          5         --         1,475
International Large Cap Growth Portfolio.     0.88%         1,837         94          4         9,001
International Small Cap Growth Portfolio.     0.86%           297         32         --         1,350

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2015, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of October 31, 2015.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolios did not utilize the interfund lending program during the year ended October 31, 2015.

I. Affiliated Trades:

   Cross trades for the year ended October 31, 2015, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2015, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

          Portfolio                                 Purchases  Sales
          ---------                                 --------- -------
          US Large Cap Growth Portfolio............  $27,699  $19,454
          US Small Cap Growth Portfolio............   19,963    6,928
          International Large Cap Growth Portfolio.    1,760    1,659
          International Small Cap Growth Portfolio.    1,697    1,688

J. Securities Lending:

   As of October 31, 2015, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio,

International Large Cap Growth Portfolio, and International Small Cap Growth Portfolio received non-cash collateral consisting of short and/or long term U.S. government securities with a market value of $48,971, $3,415, $338, and $396 (amounts in thousands), respectively. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least
(i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and
(iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Other:

   At October 31, 2015, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                              Approximate
                                                             Percentage of
                                                 Number of    Outstanding
                                                Shareholders    Shares
                                                ------------ -------------
      U.S. Large Cap Growth Portfolio..........      3            88%
      U.S. Small Cap Growth Portfolio..........      3            91%
      International Large Cap Growth Portfolio.      4            95%
      International Small Cap Growth Portfolio.      3            94%

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodians, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2015

                      RESULTS OF THE SHAREHOLDER MEETING

                                  (Unaudited)

On May 8, 2015 and June 10, 2015, DFA Investment Dimensions Group Inc. ("DFAIDG") held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DFAIDG and the Portfolios, including, among other items, the election of Directors, the approval of an updated investment management agreement, and the amendment of certain fundamental investment limitations. The shareholders of the Portfolios approved each of the applicable proposals for DFAIDG and the Portfolios presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by each Portfolio. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DFAIDG

Proposal 1: Election of Directors/Trustees*

                                            % Voted % FOR              % Voted  % WITHHOLD
                                   FOR        FOR   of O/S  WITHHOLD   WITHHOLD   of O/S
                              ------------- ------- ------ ----------- -------- ----------
(a) David G. Booth........... 9,813,303,615  98.22% 63.03% 178,323,699   1.78%     1.15%
(b) George M. Constantinides. 9,825,715,266  98.34% 63.11% 165,912,043   1.66%     1.07%
(c) John P. Gould............ 9,821,346,669  98.30% 63.09% 170,280,645   1.70%     1.09%
(d) Roger G. Ibbotson........ 9,825,084,982  98.33% 63.11% 166,542,033   1.67%     1.07%
(e) Edward P. Lazear......... 9,824,635,836  98.33% 63.11% 166,991,519   1.67%     1.07%
(f) Eduardo A. Repetto....... 9,836,468,256  98.45% 63.18% 155,159,090   1.55%     1.00%
(g) Myron S. Scholes......... 9,816,729,833  98.25% 63.06% 174,897,480   1.75%     1.12%
(h) Abbie J. Smith........... 9,806,645,531  98.15% 62.99% 184,978,779   1.85%     1.19%

*  Results are for all Portfolios within DFAIDG

International Large Cap Growth Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 14,947,380  99.74% 97.85%  39,249    0.26%     0.26%
(b) George M. Constantinides. 14,947,380  99.74% 97.85%  39,249    0.26%     0.26%
(c) John P. Gould............ 14,947,380  99.74% 97.85%  39,249    0.26%     0.26%
(d) Roger G. Ibbotson........ 14,947,380  99.74% 97.85%  39,249    0.26%     0.26%
(e) Edward P. Lazear......... 14,941,141  99.70% 97.81%  45,488    0.30%     0.30%
(f) Eduardo A. Repetto....... 14,949,936  99.76% 97.87%  36,693    0.24%     0.24%
(g) Myron S. Scholes......... 14,947,380  99.74% 97.85%  39,249    0.26%     0.26%
(h) Abbie J. Smith........... 14,948,146  99.74% 97.85%  38,483    0.26%     0.25%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
10,938,863   72.99% 71.61% 16,390   0.11%    0.11%   17,517   0.12%    0.11%   4,013,859  26.78%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
10,939,307   72.99% 71.61% 17,123   0.11%    0.11%   16,340   0.11%    0.11%   4,013,859  26.78%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
10,932,458   72.95% 71.57% 13,660   0.09%    0.09%   26,651   0.18%    0.17%      0       0.00%

International Small Cap Growth Portfolio

Proposal 1: Election of Directors/Trustees

                                        % Voted % FOR           % Voted  % WITHHOLD
                                 FOR      FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              --------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 3,804,441  97.77% 59.87%  86,679    2.23%     1.36%
(b) George M. Constantinides. 3,804,441  97.77% 59.87%  86,679    2.23%     1.36%
(c) John P. Gould............ 3,804,441  97.77% 59.87%  86,679    2.23%     1.36%
(d) Roger G. Ibbotson........ 3,804,441  97.77% 59.87%  86,679    2.23%     1.36%
(e) Edward P. Lazear......... 3,804,441  97.77% 59.87%  86,679    2.23%     1.36%
(f) Eduardo A. Repetto....... 3,804,441  97.77% 59.87%  86,679    2.23%     1.36%
(g) Myron S. Scholes......... 3,804,441  97.77% 59.87%  86,679    2.23%     1.36%
(h) Abbie J. Smith........... 3,789,107  97.38% 59.63% 102,013    2.62%     1.61%

Proposal 2: Approval of a "Manager of Managers" Structure

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
3,043,242   78.21% 47.89% 85,621   2.20%    1.35%   22,669   0.58%    0.36%   739,588   19.01%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
3,048,333   78.34% 47.97% 80,327   2.06%    1.26%   22,872   0.59%    0.36%   739,588   19.01%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
3,040,047   78.13% 47.84% 79,866   2.05%    1.26%   31,619   0.81%    0.50%   739,588   19.01%

U.S. Large Cap Growth Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 26,729,357  97.90% 64.70% 574,751    2.10%     1.39%
(b) George M. Constantinides. 26,737,756  97.93% 64.72% 566,352    2.07%     1.37%
(c) John P. Gould............ 26,731,565  97.90% 64.71% 572,543    2.10%     1.39%
(d) Roger G. Ibbotson........ 26,737,498  97.92% 64.72% 566,610    2.08%     1.37%
(e) Edward P. Lazear......... 26,737,756  97.93% 64.72% 566,352    2.07%     1.37%
(f) Eduardo A. Repetto....... 26,737,756  97.93% 64.72% 566,352    2.07%     1.37%
(g) Myron S. Scholes......... 26,729,110  97.89% 64.70% 574,998    2.11%     1.39%
(h) Abbie J. Smith........... 26,742,692  97.94% 64.74% 561,416    2.06%     1.36%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
21,707,935   79.50% 52.55% 90,911   0.33%    0.22%   508,856  1.86%    1.23%   4,996,406  18.30%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
21,675,239   79.38% 52.47% 94,779   0.35%    0.23%   537,685  1.97%    1.30%   4,996,406  18.30%

U.S. Small Cap Growth Portfolio

Proposal 1: Election of Directors/Trustees

                                        % Voted % FOR           % Voted  % WITHHOLD
                                 FOR      FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              --------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 7,631,336  98.15% 54.75% 143,566    1.85%     1.03%
(b) George M. Constantinides. 7,634,021  98.19% 54.77% 140,881    1.81%     1.01%
(c) John P. Gould............ 7,626,505  98.09% 54.71% 148,397    1.91%     1.06%
(d) Roger G. Ibbotson........ 7,634,021  98.19% 54.77% 140,881    1.81%     1.01%
(e) Edward P. Lazear......... 7,634,021  98.19% 54.77% 140,881    1.81%     1.01%
(f) Eduardo A. Repetto....... 7,634,021  98.19% 54.77% 140,881    1.81%     1.01%
(g) Myron S. Scholes......... 7,634,021  98.19% 54.77% 140,881    1.81%     1.01%
(h) Abbie J. Smith........... 7,634,021  98.19% 54.77% 140,881    1.81%     1.01%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,367,152   81.89% 45.68% 64,015   0.82%    0.46%   93,193   1.20%    0.67%   1,250,542  16.08%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,357,401   81.77% 45.61% 64,384   0.83%    0.46%   102,575  1.32%    0.74%   1,250,542  16.08%

                                FUND MANAGEMENT

                                  (Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2015.

Each Board's Nominating Committee is composed of George M. Constantinides, John
P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2015.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is composed of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were three Strategy Committee meetings held during the fiscal year ended October 31, 2015.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

      Name, Position                                 Portfolios within the   Principal Occupation(s) During Past 5
   with the Fund, Address     Term of Office/1/ and  DFA Fund Complex/2/    Years and Other Directorships of Public
     and Year of Birth         Length of Service           Overseen                     Companies Held
--------------------------------------------------------------------------------------------------------------------
                                         Disinterested Trustees/Directors
--------------------------------------------------------------------------------------------------------------------
George M. Constantinides       DFAIDG-Since 1983     122 portfolios in 4    Leo Melamed Professor of Finance,
Director of DFAIDG and DIG.    DIG-Since 1993        investment companies   University of Chicago Booth School of
Trustee of DFAITC and DEM.     DFAITC-Since 1992                            Business.
The University of Chicago      DEM-Since 1993
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
1947
--------------------------------------------------------------------------------------------------------------------
John P. Gould                  DFAIDG-Since 1986     122 portfolios in 4    Steven G. Rothmeier Professor and
Director of DFAIDG and DIG.    DIG-Since 1993        investment companies   Distinguished Service Professor of
Trustee of DFAITC and DEM      DFAITC-Since 1992                            Economics, University of Chicago Booth
The University of Chicago      DEM-Since 1993                               School of Business (since 1965). Member
Booth School of Business                                                    and Chair, Competitive Markets Advisory
5807 S. Woodlawn Avenue                                                     Council, Chicago Mercantile Exchange
Chicago, IL 60637                                                           (futures trading exchange) (since
1939                                                                        2004). Trustee, Harbor Fund (registered
                                                                            investment company) (29 Portfolios)
                                                                            (since 1994). Formerly, Member of the
                                                                            Board of Milwaukee Insurance Company
                                                                            (1997- 2010).
--------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson              DFAIDG-Since 1981     122 portfolios in 4    Professor in Practice of Finance, Yale
Director of DFAIDG and DIG.    DIG-Since 1993        investment companies   School of Management (since 1984).
Trustee of DFAITC and DEM.     DFAITC-Since 1992                            Chairman, CIO and Partner, Zebra
Yale School of Management      DEM-Since 1993                               Capital Management, LLC (hedge fund and
P.O. Box 208200                                                             asset manager) (since 2001). Consultant
New Haven, CT 06520-8200                                                    to Morningstar Inc. (since 2006).
1943                                                                        Formerly, Director, BIRR Portfolio
                                                                            Analysis, Inc. (software products)
                                                                            (1990-2010).
--------------------------------------------------------------------------------------------------------------------
Edward P. Lazear               DFAIDG-Since 2010     122 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG.    DIG-Since 2010        investment companies   Institution (since 2002). Jack Steele
Trustee of DFAITC and DEM.     DFAITC-Since 2010                            Parker Professor of Human Resources
Stanford University Graduate   DEM-Since 2010                               Management and Economics, Graduate
School of Business                                                          School of Business, Stanford University
518 Memorial Way                                                            (since 1995). Cornerstone Research
Stanford, CA 94305-5015                                                     (expert testimony and economic and
1948                                                                        financial analysis) (since 2009).
                                                                            Formerly, Chairman of the President
                                                                            George W. Bush's Council of Economic
                                                                            Advisers (2006-2009). Formerly, Council
                                                                            of Economic Advisors, State of
                                                                            California (2005-2006). Formerly,
                                                                            Commissioner, White House Panel on Tax
                                                                            Reform (2005)
--------------------------------------------------------------------------------------------------------------------
Myron S. Scholes               DFAIDG-Since 1981     122 portfolios in 4    Chief Investment Strategist, Janus
Director of DFAIDG and DIG.    DIG-Since 1993        investment companies   Capital Group Inc. (since 2014). Frank
Trustee of DFAITC and DEM.     DFAITC-Since 1992                            E. Buck Professor of Finance Emeritus,
c/o Dimensional Fund           DEM-Since 1993                               Graduate School of Business, Stanford
Advisors, LP                                                                University (since 1981). Chairman,
6300 Bee Cave Road                                                          Ruapay Inc. (since 2013). Formerly,
Building 1                                                                  Chairman, Platinum Grove Asset
Austin, TX 78746                                                            Management, L.P. (hedge fund)
1941                                                                        (formerly, Oak Hill Platinum Partners)
                                                                            (1999-2009). Formerly, Director,
                                                                            American Century Fund Complex
                                                                            (registered investment companies) (43
                                                                            Portfolios) (1980-2014).
--------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                 DFAIDG-Since 2000     122 portfolios in 4    Boris and Irene Stern Distinguished
Director of DFAIDG and DIG.    DIG-Since 2000        investment companies   Service Professor of Accounting,
Trustee of DFAITC and DEM.     DFAITC-Since 2000                            University of Chicago Booth School of
The University of Chicago      DEM-Since 2000                               Business (since 1980). Director, HNI
Booth School of Business                                                    Corporation (formerly known as HON
5807 S. Woodlawn                                                            Industries Inc.) (office furniture)
Avenue Chicago, IL 60637                                                    (since 2000). Director, Ryder System
1953                                                                        Inc. (transportation, logistics and
                                                                            supply-chain management) (since 2003).
                                                                            Trustee, UBS Funds (4 investment
                                                                            companies within the fund complex) (33
                                                                            portfolios) (since 2009). Formerly,
                                                                            Co-Director Investment Research,
                                                                            Fundamental Investment Advisors (hedge
                                                                            fund) (2008-2011).
--------------------------------------------------------------------------------------------------------------------

      Name, Position                                Portfolios within the   Principal Occupation(s) During Past 5
  with the Fund, Address     Term of Office/1/ and  DFA Fund Complex/2/    Years and Other Directorships of Public
     and Year of Birth        Length of Service           Overseen                     Companies Held
-------------------------------------------------------------------------------------------------------------------
                                          Interested Trustees/Directors*
-------------------------------------------------------------------------------------------------------------------
David G. Booth                DFAIDG-Since 1981     122 portfolios in 4    Chairman, Director/Trustee, President,
Chairman, Director/Trustee,   DIG-Since 1992        investment companies   Co-Chief Executive Officer and
President and Co-Chief        DFAITC-Since 1992                            formerly, Chief Executive Officer
Executive Officer             DEM-Since 1993                               (until 1/1/2010) of the following
6300 Bee Cave Road,                                                        companies: Dimensional Holdings Inc.,
Building One                                                               Dimensional Fund Advisors LP, DFA
Austin, TX 78746                                                           Securities LLC, DEM, DFAIDG, DIG and
1946                                                                       DFAITC (collectively, the "DFA
                                                                           Entities"). Director of Dimensional
                                                                           Fund Advisors Ltd. and formerly, Chief
                                                                           Investment Officer. Director of DFA
                                                                           Australia Limited and formerly,
                                                                           President and Chief Investment Officer.
                                                                           Director of Dimensional Advisors Ltd.,
                                                                           Dimensional Funds plc and Dimensional
                                                                           Funds II plc. Formerly, President,
                                                                           Dimensional SmartNest (US) LLC
                                                                           (2009-2014). Formerly, Limited Partner,
                                                                           Oak Hill Partners (2001- 2010). Limited
                                                                           Partner, VSC Investors, LLC (since
                                                                           2007). Trustee, University of Chicago.
                                                                           Trustee, University of Kansas Endowment
                                                                           Association. Formerly, Director, SA
                                                                           Funds (registered investment company).
                                                                           Chairman, Director and Co- Chief
                                                                           Executive Officer of Dimensional Fund
                                                                           Advisors Canada ULC. Director and
                                                                           President (since 2012) of Dimensional
                                                                           Japan Ltd. Chairman, Director,
                                                                           President and Co-Chief Executive
                                                                           Officer of Dimensional Cayman Commodity
                                                                           Fund I Ltd. (since 2010).
-------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto            DFAIDG-Since 2009     122 portfolios in 4    Co-Chief Executive Officer (beginning
Director/Trustee, Co-Chief    DIG-Since 2009        investment companies   January 2010), Co-Chief Investment
Executive Officer and Co-     DFAITC-Since 2009                            Officer (since June 2014),
Chief Investment Officer      DEM-Since 2009                               Director/Trustee, and formerly, Chief
6300 Bee Cave Road,                                                        Investment Officer (March 2007-June
Building One                                                               2014) of the DFA Entities. Director,
Austin, TX 78746                                                           Co-Chief Executive Officer and Chief
1967                                                                       Investment Officer (since 2010) of
                                                                           Dimensional Cayman Commodity Fund I
                                                                           Ltd. Director, Co-Chief Executive
                                                                           Officer, President and Co-Chief
                                                                           Investment Officer of Dimensional Fund
                                                                           Advisors Canada ULC and formerly, Chief
                                                                           Investment Officer (until April 2014).
                                                                           Co-Chief Investment Officer, Vice
                                                                           President, and Director of DFA
                                                                           Australia Limited and formerly, Chief
                                                                           Investment Officer (until April 2014).
                                                                           Director of Dimensional Fund Advisors
                                                                           Ltd., Dimensional Funds plc,
                                                                           Dimensional Funds II plc and
                                                                           Dimensional Advisors Ltd. Formerly,
                                                                           Vice President of the DFA Entities and
                                                                           Dimensional Fund Advisors Canada ULC.
                                                                           Director and Chief Investment Officer
                                                                           (since December 2012) of Dimensional
                                                                           Japan Ltd.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes DFAIDG, DIG; DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

Officers

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                            Term of Office/1/
  Name and Year of                           and Length of
        Birth               Position            Service               Principal Occupation During Past 5 Years
----------------------------------------------------------------------------------------------------------------------
April A. Aandal        Vice President         Since 2008       Vice President of all the DFA Entities.
1963
----------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta       Vice President         Since 2012       Vice President of all the DFA Entities. Formerly, Vice
1974                                                           President, Business Development at Capson
                                                               Physicians Insurance Company (2010-2012); Vice
                                                               President at Charles Schwab (2007-2010).
----------------------------------------------------------------------------------------------------------------------
Darryl D. Avery        Vice President         Since 2005       Vice President of all the DFA Entities.
1966
----------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow       Vice President         Since 1993       Vice President of all the DFA Entities. Director and
1955                                                           Managing Director of Dimensional Fund Advisors Ltd
                                                               (since September 2013).
----------------------------------------------------------------------------------------------------------------------
Peter Bergan           Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                           Senior Infrastructure Manager for Dimensional Fund
                                                               Advisors LP (January 2011-January 2014); Partner
                                                               at Stonehouse Consulting (2010).
----------------------------------------------------------------------------------------------------------------------
Lana Bergstein         Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                           Client Service Manager for Dimensional Fund
                                                               Advisors LP (February 2008-January 2014).
----------------------------------------------------------------------------------------------------------------------
Stanley W. Black       Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1970                                                           Senior Research Associate (January 2012-January
                                                               2014) and Research Associate (2006-2011) for
                                                               Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
Aaron T. Borders       Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (April 2008-January 2014).
----------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth      Vice President         Since 2007       Vice President of all the DFA Entities.
1968
----------------------------------------------------------------------------------------------------------------------
Valerie A. Brown       Vice President and     Since 2001       Vice President and Assistant Secretary of all the
1967                   Assistant Secretary                     DFA Entities, DFA Australia Limited, Dimensional
                                                               Fund Advisors Ltd., Dimensional Cayman
                                                               Commodity Fund I Ltd., Dimensional Fund Advisors
                                                               Pte. and Dimensional Hong Kong Limited. Director,
                                                               Vice President and Assistant Secretary of
                                                               Dimensional Fund Advisors Canada ULC.
----------------------------------------------------------------------------------------------------------------------
David P. Butler        Vice President         Since 2007       Vice President of all the DFA Entities. Head of
1964                                                           Global Financial Services for Dimensional Fund
                                                               Advisors LP (since 2008).
----------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit      Vice President         Since 2012       Vice President of all the DFA Entities. Formerly,
1970                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (December 2010-January 2012); Regional Director
                                                               at Russell Investments (April 2006-December 2010).
----------------------------------------------------------------------------------------------------------------------
Hunt M. Cairns         Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director (January 2010-January 2014) and
                                                               Senior Associate (July 2008-December 2009) for
                                                               Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
Dennis M. Chamberlain  Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1972                                                           Regional Director (January 2012-January 2015) for
                                                               Dimensional Fund Advisors LP; Principal for
                                                               Chamberlain Financial Group (October 2010-
                                                               December 2011); Wealth Management Consultant
                                                               for Saybrus Partners (May 2008-October 2010).
----------------------------------------------------------------------------------------------------------------------

                                            Term of Office/1/
   Name and Year of                          and Length of
        Birth                Position           Service              Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------------
Ryan J. Chaplinski      Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director (June 2011-January 2015) for
                                                               Dimensional Fund Advisors LP; Sales Executive for
                                                               Vanguard (2004-June 2011).
---------------------------------------------------------------------------------------------------------------------
James G. Charles        Vice President        Since 2011       Vice President of all the DFA Entities. Formerly,
1956                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (2008-2010).
---------------------------------------------------------------------------------------------------------------------
Joseph H. Chi           Vice President        Since 2009       Vice President of all the DFA Entities. Co-Head of
1966                                                           Portfolio Management (since March 2012) and
                                                               Senior Portfolio Manager (since January 2012) for
                                                               Dimensional Fund Advisors LP. Formerly, Portfolio
                                                               Manager for Dimensional Fund Advisors LP (October
                                                               2005 to January 2012).
---------------------------------------------------------------------------------------------------------------------
Pil Sun Choi            Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1972                                                           Counsel for Dimensional Fund Advisors LP
                                                               (April 2012-January 2014); Vice President and
                                                               Counsel for AllianceBernstein L.P. (2006-2012).
---------------------------------------------------------------------------------------------------------------------
Stephen A. Clark        Vice President        Since 2004       Vice President of all the DFA Entities, DFA Australia
1972                                                           Limited and Dimensional Fund Advisors Canada
                                                               ULC. Head of Global Institutional Services for
                                                               Dimensional Fund Advisors LP (since January
                                                               2014). Formerly, Head of Institutional, North America
                                                               (March 2012 to December 2013) and Head of
                                                               Portfolio Management (January 2006 to March 2012)
                                                               for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
Matt B. Cobb            Vice President        Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (September 2011-March 2013); Vice President at
                                                               MullinTBG (2005-2011).
---------------------------------------------------------------------------------------------------------------------
Rose C. Cooke           Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (August 2010-March 2014); Vice President, Sales
                                                               and Business Development at AdvisorsIG (PPMG)
                                                               (2009-2010); Vice President at Credit Suisse (2007-
                                                               2009).
---------------------------------------------------------------------------------------------------------------------
Ryan Cooper             Vice President        Since 2013       Vice President of all the DFA Entities. Formerly,
1979                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (2003-March 2014).
---------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell      Vice President        Since 2012       Vice President of all the DFA Entities. Formerly,
1976                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (August 2002-January 2012).
---------------------------------------------------------------------------------------------------------------------
Robert P. Cornell       Vice President        Since 2007       Vice President of all the DFA Entities.
1949
---------------------------------------------------------------------------------------------------------------------
George H. Crane         Vice President        Since 2010       Vice President of all the DFA Entities. Formerly,
1955                                                           Senior Vice President and Managing Director at
                                                               State Street Bank & Trust Company (2007-2008).
---------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and    Since 2004       Vice President and Global Chief Compliance Officer
1965                    Global Chief                           of all the DFA Entities, DFA Australia Limited and
                        Compliance Officer                     Dimensional Fund Advisors Ltd. Vice President,
                                                               Chief Compliance Officer and Chief Privacy Officer
                                                               of Dimensional Fund Advisors Canada ULC.
                                                               Formerly, Vice President and Global Chief
                                                               Compliance Officer for Dimensional SmartNest (US)
                                                               LLC (October 2010-2014).
---------------------------------------------------------------------------------------------------------------------
John Dashtara           Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1980                                                           Regional Director (July 2013-January 2015) for
                                                               Dimensional Fund Advisors LP; Relationship
                                                               Manager for Blackrock, Inc. (July 2011-July
                                                               2013);Vice President for Towers Watson (formerly,
                                                               WellsCanning) (June 2009-July 2011).
---------------------------------------------------------------------------------------------------------------------
James L. Davis          Vice President        Since 1999       Vice President of all the DFA Entities.
1956
---------------------------------------------------------------------------------------------------------------------

                                            Term of Office/1/
  Name and Year of                           and Length of
        Birth               Position            Service              Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------------
Robert T. Deere        Vice President         Since 1994       Vice President of all the DFA Entities, DFA Australia
1957                                                           Limited and Dimensional Fund Advisors Canada
                                                               ULC.
---------------------------------------------------------------------------------------------------------------------
Johnathon K. DeKinder  Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                           Regional Director (January 2012-January 2014) and
                                                               Senior Associate (August 2010-December 2011) for
                                                               Dimensional Fund Advisors LP; MBA and MPA at
                                                               the University of Texas at Austin
                                                               (August 2007-May 2010).
---------------------------------------------------------------------------------------------------------------------
Mark J. Dennis         Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1976                                                           Regional Director (May 2011-January 2015) for
                                                               Dimensional Fund Advisors LP; Vice President,
                                                               Portfolio Specialist (January 2007-May 2011) for
                                                               Morgan Stanley Investment Management.
---------------------------------------------------------------------------------------------------------------------
Massimiliano DeSantis  Vice President         Since 2015       Vice President of all DFA Entities. Formerly, Senior
1971                                                           Associate, Research (November 2012-January
                                                               2015) for Dimensional Fund Advisors LP; Senior
                                                               Consultant, NERA Economic Consulting, New York
                                                               (May 2010-November 2012).
---------------------------------------------------------------------------------------------------------------------
Peter F. Dillard       Vice President         Since 2010       Vice President of all the DFA Entities. Formerly,
1972                                                           Research Associate (August 2008-March 2010) and
                                                               Research Assistant (April 2006-August 2008) for
                                                               Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner     Vice President         Since 2001       Vice President of all the DFA Entities.
1970
---------------------------------------------------------------------------------------------------------------------
Karen M. Dolan         Vice President         Since 2014       Vice President of all the DFA Entities. Head of
1979                                                           Marketing for Dimensional Fund Advisors LP (since
                                                               February 2013). Formerly, Senior Manager of
                                                               Research and Marketing for Dimensional Fund
                                                               Advisors LP (June 2012-January 2013); Director of
                                                               Mutual Fund Analysis at Morningstar
                                                               (January 2008-May 2012).
---------------------------------------------------------------------------------------------------------------------
L. Todd Erskine        Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1959                                                           Regional Director (May 2008-January 2015) for
                                                               Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
Richard A. Eustice     Vice President and     Since 1998       Vice President and Assistant Secretary of all the
1965                   Assistant Secretary                     DFA Entities and DFA Australia Limited. Chief
                                                               Operating Officer for Dimensional Fund Advisors
                                                               Pte. Ltd. (since April 2013). Formerly, Chief
                                                               Operating Officer for Dimensional Fund Advisors Ltd.
                                                               (July 2008-March 2013).
---------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker    Vice President         Since 2004       Vice President of all the DFA Entities.
1971
---------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall         Vice President         Since 2008       Vice President of all the DFA Entities. Co-Head of
1974                                                           Portfolio Management (since March 2012) and
                                                               Senior Portfolio Manager (since January 2012) of
                                                               Dimensional Fund Advisors LP. Formerly, Portfolio
                                                               Manager of Dimensional Fund Advisors LP
                                                               (September 2004-January 2012).
---------------------------------------------------------------------------------------------------------------------
Edward A. Foley        Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1976                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (August 2011-January 2014); Senior Vice President
                                                               of First Trust Advisors L.P. (2007-July 2011).
---------------------------------------------------------------------------------------------------------------------
Deborah J.G. Foster    Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1959                                                           Senior Associate (May 2011-January 2015) and
                                                               Marketing Officer (April 2002-April 2011) for
                                                               Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman      Vice President         Since 2009       Vice President of all the DFA Entities.
1970
---------------------------------------------------------------------------------------------------------------------

                                          Term of Office/1/
  Name and Year of                         and Length of
       Birth               Position           Service               Principal Occupation During Past 5 Years
--------------------------------------------------------------------------------------------------------------------
Kimberly A. Ginsburg  Vice President        Since 2015       Vice President of all the DFA Entities. Formerly, Vice
1970                                                         President for Dimensional SmartNest (US) LLC
                                                             (January 2012-November 2014); Senior Vice
                                                             President for Morningstar (July 2004-July 2011).
--------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour      Vice President        Since 2007       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum        Vice President        Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                         Managing Director at BlackRock
                                                             (2004-January 2012).
--------------------------------------------------------------------------------------------------------------------
Henry F. Gray         Vice President        Since 2000       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------
John T. Gray          Vice President        Since 2007       Vice President of all the DFA Entities.
1974
--------------------------------------------------------------------------------------------------------------------
Christian Gunther     Vice President        Since 2011       Vice President of all the DFA Entities. Senior Trader
1975                                                         for Dimensional Fund Advisors LP (since 2012).
                                                             Formerly, Senior Trader (2009-2012).
--------------------------------------------------------------------------------------------------------------------
Robert W. Hawkins     Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                         Counsel for Dimensional Fund Advisors LP
                                                             (January 2011-January 2014); Vice President and
                                                             Senior Counsel for State Street Global Advisors
                                                             (November 2008-January 2011).
--------------------------------------------------------------------------------------------------------------------
Joel H. Hefner        Vice President        Since 2007       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------
Kevin B. Hight        Vice President        Since 2005       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------
Gregory K. Hinkle     Vice President and    Since 2015       Vice President and Controller of all the DFA Entities.
1958                  Controller                             Formerly, Vice President of T. Rowe Price Group,
                                                             Inc. and Director of Investment Treasury and
                                                             Treasurer of the T. Rowe Price Funds
                                                             (March 2008-July 2015).
--------------------------------------------------------------------------------------------------------------------
Christine W. Ho       Vice President        Since 2004       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------
Michael C. Horvath    Vice President        Since 2011       Vice President of all the DFA Entities. Formerly,
1960                                                         Managing Director, Co-Head Global Consultant
                                                             Relations at BlackRock (2004-2011).
--------------------------------------------------------------------------------------------------------------------
Mark A. Hunter        Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                         Senior Compliance Officer (November 2010-
                                                             January 2015) for Dimensional Fund Advisors LP;
                                                             Senior Compliance Manager for Janus Capital
                                                             Group, Inc. (March 2004-November 2010).
--------------------------------------------------------------------------------------------------------------------
Jeff J. Jeon          Vice President        Since 2004       Vice President of all the DFA Entities and
1973                                                         Dimensional Cayman Commodity Fund I Ltd.
--------------------------------------------------------------------------------------------------------------------
Garret D. Jones       Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                         Manager of Sales and Marketing Systems (January
                                                             2011-January 2014) and Project Manager
                                                             (2007-2010) for Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------
Stephen W. Jones      Vice President        Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                         Facilities Manager for Dimensional Fund Advisors
                                                             LP (October 2008-January 2012).
--------------------------------------------------------------------------------------------------------------------
Scott P. Kaup         Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1975                                                         Senior Manager, Investment Operations (January
                                                             2014-January 2015) and Investment Operations
                                                             Manager (May 2008-January 2014) for Dimensional
                                                             Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------
David M. Kavanaugh    Vice President        Since 2014       Vice President of all the DFA Entities. Head of
1978                                                         Operations for Financial Advisor Services for
                                                             Dimensional Fund Advisors LP (since July 2014).
                                                             Formerly, Counsel of Dimensional Fund Advisors LP
                                                             (August 2011-January 2014); Associate at Andrews
                                                             Kurth LLP (2006-2011).
--------------------------------------------------------------------------------------------------------------------

                                     Term of Office/1/
 Name and Year of                     and Length of
       Birth            Position         Service               Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------
Patrick M. Keating   Vice President    Since 2003       Vice President of DFAIDG, DIG, DFAITC, DEM,
1954                                                    Dimensional Holdings Inc., Dimensional Fund
                                                        Advisors LP. Formerly, Vice President of DFA
                                                        Securities LLC, Dimensional Cayman Commodity
                                                        Fund I Ltd. and Dimensional Advisors Ltd (until
                                                        February 2015); Chief Operating Officer of
                                                        Dimensional Holdings Inc., DFA Securities LLC,
                                                        Dimensional Fund Advisors LP, Dimensional
                                                        Cayman Commodity Fund I Ltd., Dimensional
                                                        Advisors Ltd. and Dimensional Fund Advisors Pte.
                                                        Ltd. (until February 2015); Director, Vice President,
                                                        and Chief Privacy Officer of Dimensional Fund
                                                        Advisors Canada ULC (until February 2015); Director
                                                        of DFA Australia Limited, Dimensional Fund
                                                        Advisors Ltd. and Dimensional Advisors Ltd. (until
                                                        February 2015); Director and Vice President of
                                                        Dimensional Hong Kong Limited and Dimensional
                                                        Fund Advisors Pte. Ltd. (until February 2015); and
                                                        Director, Vice President and Chief Operating Officer
                                                        of Dimensional Japan Ltd. (until May 2015).
---------------------------------------------------------------------------------------------------------------
Andrew K. Keiper     Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1977                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (October 2004-January 2013).
---------------------------------------------------------------------------------------------------------------
Glenn E. Kemp        Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1948                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (April 2006-January 2012).
---------------------------------------------------------------------------------------------------------------
David M. Kershner    Vice President    Since 2010       Vice President of all the DFA Entities. Portfolio
1971                                                    Manager for Dimensional Fund Advisors LP (since
                                                        June 2004).
---------------------------------------------------------------------------------------------------------------
Kimberly L. Kiser    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1972                                                    Creative Director for Dimensional Fund Advisors LP
                                                        (September 2012-January 2014); Vice President and
                                                        Global Creative Director at Morgan Stanley
                                                        (2007-2012); Visiting Assistant Professor, Graduate
                                                        Communications Design at Pratt Institute
                                                        (2004-2012).
---------------------------------------------------------------------------------------------------------------
Timothy R. Kohn      Vice President    Since 2011       Vice President of all the DFA Entities. Head of
1971                                                    Defined Contribution Sales for Dimensional Fund
                                                        Advisors LP (since August 2010).
---------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich   Vice President    Since 2004       Vice President of all the DFA Entities. Senior
1971                                                    Portfolio Manager of Dimensional Fund Advisors LP
                                                        (since January 2012). Formerly, Portfolio Manager
                                                        for Dimensional (April 2001-January 2012).
---------------------------------------------------------------------------------------------------------------
Mark D. Krasniewski  Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1981                                                    Senior Associate, Investment Analytics and Data
                                                        (January 2012-December 2012) and Systems
                                                        Developer (June 2007-December 2011) for
                                                        Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Kahne L. Krause      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1966                                                    Regional Director (May 2010-January 2014) for
                                                        Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Stephen W. Kurad     Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
1968                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (2007-2010).
---------------------------------------------------------------------------------------------------------------
Michael F. Lane      Vice President    Since 2004       Vice President of all the DFA Entities. Formerly,
1967                                                    Chief Executive Officer for Dimensional SmartNest
                                                        (US) LLC (July 2012-November 2014).
---------------------------------------------------------------------------------------------------------------
Francis R. Lao       Vice President    Since 2011       Vice President of all the DFA Entities. Formerly, Vice
1969                                                    President-Global Operations at Janus Capital Group
                                                        (2005-2011).
---------------------------------------------------------------------------------------------------------------

                                          Term of Office/1/
Name and Year of                           and Length of
      Birth              Position             Service              Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------------
David F. LaRusso   Vice President           Since 2013       Vice President of all the DFA Entities. Formerly,
1978                                                         Senior Trader (January 2010-December 2012) and
                                                             Trader (2000-2009) for Dimensional Fund Advisors
                                                             LP.
-------------------------------------------------------------------------------------------------------------------
Juliet H. Lee      Vice President           Since 2005       Vice President of all the DFA Entities.
1971
-------------------------------------------------------------------------------------------------------------------
Marlena I. Lee     Vice President           Since 2011       Vice President of all the DFA Entities. Formerly,
1980                                                         Research Associate for Dimensional Fund Advisors
                                                             LP (July 2008-2010).
-------------------------------------------------------------------------------------------------------------------
Paul A. Lehman     Vice President           Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                         Regional Director (July 2013-January 2015) for
                                                             Dimensional Fund Advisors LP; Chief Investment
                                                             Officer (April 2005-April 2013) for First Citizens
                                                             Bancorporation.
-------------------------------------------------------------------------------------------------------------------
John B. Lessley    Vice President           Since 2013       Vice President of all the DFA Entities. Formerly,
1960                                                         Regional Director for Dimensional Fund Advisors LP
                                                             (January 2008-January 2013).
-------------------------------------------------------------------------------------------------------------------
Joy L. Lopez       Vice President           Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                         Senior Tax Manager (February 2013-January 2015)
                                                             for Dimensional Fund Advisors LP; Vice President
                                                             and Tax Manager, North America (August 2006-
                                                             April 2012) for Pacific Investment Management
                                                             Company.
-------------------------------------------------------------------------------------------------------------------
Apollo D. Lupescu  Vice President           Since 2009       Vice President of all the DFA Entities.
1969
-------------------------------------------------------------------------------------------------------------------
Timothy P. Luyet   Vice President           Since 2015       Vice President of all the DFA Entities. Formerly,
1972                                                         Senior Manager, Marketing Operations (January
                                                             2014-January 2015), Manager, Client Systems
                                                             (October 2011-January 2014) and RFP Manager
                                                             (April 2010-October 2011) for Dimensional Fund
                                                             Advisors LP.
-------------------------------------------------------------------------------------------------------------------
Peter Magnusson    Vice President           Since 2014       Vice President of all the DFA Entities. Formerly,
1969                                                         Regional Director for Dimensional Fund Advisors LP
                                                             (January 2011-January 2014); Vice President at
                                                             Columbia Management (2004-2010).
-------------------------------------------------------------------------------------------------------------------
Kenneth M. Manell  Vice President           Since 2010       Vice President of all the DFA Entities and
1972                                                         Dimensional Cayman Commodity Fund I Ltd.
                                                             Formerly, Counsel for Dimensional Fund Advisors
                                                             LP (September 2006-January 2010).
-------------------------------------------------------------------------------------------------------------------
Aaron M. Marcus    Vice President           Since 2008       Vice President of all DFA Entities and Head of
1970                                                         Global Human Resources for Dimensional Fund
                                                             Advisors LP.
-------------------------------------------------------------------------------------------------------------------
David R. Martin    Vice President, Chief    Since 2007       Vice President, Chief Financial Officer and Treasurer
1956               Financial Officer and                     of all the DFA Entities and Dimensional Cayman
                   Treasurer                                 Commodity Fund I Ltd. Director, Vice President,
                                                             Chief Financial Officer and Treasurer of Dimensional
                                                             Fund Advisors Ltd., DFA Australia Limited,
                                                             Dimensional Advisors Pte. Ltd., Dimensional Hong
                                                             Kong Limited and Dimensional Fund Advisors
                                                             Canada ULC, Director of Dimensional Funds plc and
                                                             Dimensional Funds II plc. Statutory Auditor of
                                                             Dimensional Japan Ltd. Formerly, Chief Financial
                                                             Officer, Treasurer and Vice President of Dimensional
                                                             SmartNest (US) LLC (October 2010-November
                                                             2014).
-------------------------------------------------------------------------------------------------------------------
Duane R. Mattson   Vice President           Since 2015       Vice President of all the DFA Entities. Formerly,
1965                                                         Senior Compliance Officer (May 2012-January 2015)
                                                             for Dimensional Fund Advisors LP; Chief
                                                             Compliance Officer (April 2010-April 2012) for Al
                                                             Frank Asset Management.
-------------------------------------------------------------------------------------------------------------------
Bryan R. McClune   Vice President           Since 2014       Vice President of all the DFA Entities. Formerly,
1975                                                         Regional Director of Dimensional Fund Advisors LP
                                                             (January 2009-January 2014).
-------------------------------------------------------------------------------------------------------------------

                                                Term of Office/1/
 Name and Year of                                 and Length of
       Birth               Position                  Service                 Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------
Philip P. McInnis    Vice President         Since 2014                 Vice President of all the DFA Entities. Formerly,
1984                                                                   Regional Director (January 2009-January 2014) and
                                                                       Senior Associate (2011) for Dimensional Fund
                                                                       Advisors LP; Investment Consultant (March 2010-
                                                                       December 2010) and Investment Analyst
                                                                       (December 2007-March 2010) at Towers Watson.
-----------------------------------------------------------------------------------------------------------------------------
Travis A. Meldau     Vice President         Since 2015                 Vice President of all the DFA Entities. Portfolio
1981                                                                   Manager (since September 2011) for Dimensional
                                                                       Fund Advisors LP. Formerly, Portfolio Manager for
                                                                       Wells Capital Management (October 2004-
                                                                       September 2011).
-----------------------------------------------------------------------------------------------------------------------------
Jonathan G. Nelson   Vice President         Since 2013                 Vice President of all the DFA Entities. Formerly,
1971                                                                   Manager, Investment Systems (2011-January 2013)
                                                                       and Project Manager (2007-2010) for Dimensional
                                                                       Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell  Vice President and     Vice President since 1997  Vice President and Secretary of all the DFA Entities.
1964                 Secretary              and Secretary since 2000   Director, Vice President and Secretary of DFA
                                                                       Australia Limited and Dimensional Fund Advisors
                                                                       Ltd. (since February 2002, April 1997, and May
                                                                       2002, respectively). Vice President and Secretary of
                                                                       Dimensional Fund Advisors Canada ULC (since
                                                                       June 2003), Dimensional Cayman Commodity Fund I
                                                                       Ltd., Dimensional Japan Ltd (since February 2012),
                                                                       Dimensional Advisors Ltd (since March 2012),
                                                                       Dimensional Fund Advisors Pte. Ltd. (since June
                                                                       2012). Director of Dimensional Funds plc and
                                                                       Dimensional Funds II plc (since 2002 and 2006,
                                                                       respectively). Director of Dimensional Japan Ltd.,
                                                                       Dimensional Advisors Ltd., Dimensional Fund
                                                                       Advisors Pte. Ltd. and Dimensional Hong Kong
                                                                       Limited (since August 2012 and July 2012).
                                                                       Formerly, Vice President and Secretary of
                                                                       Dimensional SmartNest (US) LLC (October 2010-
                                                                       November 2014).
-----------------------------------------------------------------------------------------------------------------------------
John R. Nicholson    Vice President         Since 2015                 Vice President of all the DFA Entities. Formerly,
1977                                                                   Regional Director (June 2011-January 2015) for
                                                                       Dimensional Fund Advisors LP; Sales Executive for
                                                                       Vanguard (July 2008-May 2011).
-----------------------------------------------------------------------------------------------------------------------------
Pamela B. Noble      Vice President         Since 2011                 Vice President of all the DFA Entities. Formerly,
1964                                                                   Portfolio Manager for Dimensional Fund Advisors LP
                                                                       (2008-2010).
-----------------------------------------------------------------------------------------------------------------------------
Selwyn Notelovitz    Vice President and     Since 2013                 Vice President of all the DFA Entities. Deputy Chief
1961                 Deputy Chief                                      Compliance Officer of Dimensional Fund Advisors
                     Compliance Officer                                LP (since December 2012). Formerly, Chief
                                                                       Compliance Officer of Wellington Management
                                                                       Company, LLP (2004-2011).
-----------------------------------------------------------------------------------------------------------------------------
Carolyn L. O         Vice President         Since 2010                 Vice President of all the DFA Entities and
1974                                                                   Dimensional Cayman Commodity Fund I Ltd. Deputy
                                                                       General Counsel, Funds (since 2011). Formerly,
                                                                       Counsel for Dimensional Fund Advisors LP
                                                                       (2007-2010).
-----------------------------------------------------------------------------------------------------------------------------
Gerard K. O'Reilly   Vice President and Co- Vice President since 2007  Vice President and Co-Chief Investment Officer of all
1976                 Chief Investment       and Co-Chief Investment    the DFA Entities and Dimensional Fund Advisors
                     Officer                Officer since 2014         Canada ULC. Director of Dimensional Funds plc and
                                                                       Dimensional Fund II plc.
-----------------------------------------------------------------------------------------------------------------------------
Daniel C. Ong        Vice President         Since 2009                 Vice President of all the DFA Entities. Portfolio
1973                                                                   Manager for Dimensional Fund Advisors LP (since
                                                                       July 2005).
-----------------------------------------------------------------------------------------------------------------------------
Kyle K. Ozaki        Vice President         Since 2010                 Vice President of all the DFA Entities. Formerly,
1978                                                                   Senior Compliance Officer (January 2008-
                                                                       January 2010) and Compliance Officer
                                                                       (February 2006-December 2007) for Dimensional
                                                                       Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------------------

                                     Term of Office/1/
 Name and Year of                     and Length of
       Birth            Position         Service               Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------
Matthew A. Pawlak    Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1977                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (2012-January 2013); Senior Consultant (June 2011-
                                                        December 2011) and Senior Investment Analyst and
                                                        Consultant (July 2008-June 2011) at Hewitt
                                                        EnnisKnupp.
---------------------------------------------------------------------------------------------------------------
Jeffrey L. Pierce    Vice President    Since 2015       Vice President of all the DFA Entities. Senior
1984                                                    Manager, Advisor Benchmarking (since January
                                                        2015) for Dimensional Fund Advisors LP. Formerly,
                                                        Manager, Advisor Benchmarking (April 2012-
                                                        December 2014) for Dimensional Fund Advisors LP;
                                                        Senior Manager, Research and Consulting
                                                        (October 2010-April 2012) for Crain Communications
                                                        Inc.; Senior Manager, Revenue Planning and
                                                        Strategy (April 2007-October 2010) for T-Mobile.
---------------------------------------------------------------------------------------------------------------
Olivian T. Pitis     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1974                                                    Regional Director (May 2011-January 2015) for
                                                        Dimensional Fund Advisors LP; Investment
                                                        Counselor/Regional Director for Halbert Hargrove
                                                        (2008-May 2011).
---------------------------------------------------------------------------------------------------------------
Brian P. Pitre       Vice President    Since 2015       Vice President of all the DFA Entities. Counsel for
1976                                                    Dimensional Fund Advisors LP (since February
                                                        2015). Formerly, Chief Financial Officer and General
                                                        Counsel for Relentless (March 2014-January 2015);
                                                        Vice President of all the DFA Entities (January 2013-
                                                        March 2014); Counsel for Dimensional Fund
                                                        Advisors LP (January 2009-March 2014).
---------------------------------------------------------------------------------------------------------------
David A. Plecha      Vice President    Since 1993       Vice President of all the DFA Entities, DFA Australia
1961                                                    Limited, Dimensional Fund Advisors Ltd. and
                                                        Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------
Allen Pu             Vice President    Since 2011       Vice President of all the DFA Entities. Senior
1970                                                    Portfolio Manager for Dimensional Fund Advisors LP
                                                        (since January 2015). Formerly, Portfolio Manager
                                                        for Dimensional Fund Advisors LP
                                                        (2006-January 2015).
---------------------------------------------------------------------------------------------------------------
David J. Rapozo      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1967                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (January 2011-January 2014); Vice President at
                                                        BlackRock (2009-2010).
---------------------------------------------------------------------------------------------------------------
Mark A. Regier       Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1969                                                    Planning and Analysis Manager for Dimensional
                                                        Fund Advisors LP (July 2007-January 2014).
---------------------------------------------------------------------------------------------------------------
Cory T. Riedberger   Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1979                                                    Regional Director (March 2011-January 2015) for
                                                        Dimensional Fund Advisors LP; Regional Vice
                                                        President (2003-March 2011) for Invesco
                                                        PowerShares.
---------------------------------------------------------------------------------------------------------------
Savina B. Rizova     Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1981                                                    Research Associate (June 2011-January 2012) for
                                                        Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Michael F. Rocque    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1968                                                    Senior Fund Accounting Manager (July 2013-
                                                        January 2015) for Dimensional Fund Advisors LP;
                                                        Senior Financial Consultant and Chief Accounting
                                                        Officer (July 2002-July 2013) for MFS Investment
                                                        Management.
---------------------------------------------------------------------------------------------------------------
L. Jacobo Rodriguez  Vice President    Since 2005       Vice President of all the DFA Entities.
1971
---------------------------------------------------------------------------------------------------------------
Austin S. Rosenthal  Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Vice
1978                                                    President for Dimensional SmartNest (US) LLC
                                                        (September 2010-November 2014).
---------------------------------------------------------------------------------------------------------------

                                     Term of Office/1/
 Name and Year of                     and Length of
       Birth            Position         Service             Principal Occupation During Past 5 Years
------------------------------------------------------------------------------------------------------------
Oliver J. Rowe       Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1960                                                    Senior Manager, Human Resources for Dimensional
                                                        Fund Advisors LP (January 2012-January 2014);
                                                        Director of Human Resources at Spansion, Inc.
                                                        (March 2009-December 2011).
------------------------------------------------------------------------------------------------------------
Joseph S. Ruzicka    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1987                                                    Manager Investment Analytics and Data (January
                                                        2014-January 2015), Senior Associate, Investment
                                                        Analytics and Data (January 2013-January 2014),
                                                        Associate, Investment Analytics and Data
                                                        (January 2012-January 2013), and Investment Data
                                                        Analyst (April 2010-January 2012) for Dimensional
                                                        Fund Advisors LP.
------------------------------------------------------------------------------------------------------------
Julie A. Saft        Vice President    Since 2010       Vice President of all the DFA Entities. Formerly,
1959                                                    Client Systems Manager for Dimensional Fund
                                                        Advisors LP (July 2008-January 2010); Senior
                                                        Manager at Vanguard (November 1997-July 2008).
------------------------------------------------------------------------------------------------------------
Joel P. Schneider    Vice President    Since 2015       Vice President of all the DFA Entities. Portfolio
1980                                                    Manager (since 2013) for Dimensional Fund
                                                        Advisors LP. Formerly, Investment Associate
                                                        (April 2011-January 2013) for Dimensional Fund
                                                        Advisors LP; Associate Consultant for ZS Associates
                                                        (April 2008-November 2010).
------------------------------------------------------------------------------------------------------------
Ashish Shrestha      Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1978                                                    Regional Director (September 2009-January 2015)
                                                        and Senior Associate (September 2008-September
                                                        2009) for Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------
Bruce A. Simmons     Vice President    Since 2009       Vice President of all the DFA Entities. Formerly,
1965                                                    Investment Operations Manager for Dimensional
                                                        Fund Advisors LP (May 2007-January 2009).
------------------------------------------------------------------------------------------------------------
Ted R. Simpson       Vice President    Since 2007       Vice President of all the DFA Entities.
1968
------------------------------------------------------------------------------------------------------------
Bhanu P. Singh       Vice President    Since 2014       Vice President of all the DFA Entities. Senior
1981                                                    Portfolio Manager for Dimensional Fund Advisors LP
                                                        (since January 2015). Formerly, Portfolio Manager
                                                        (January 2012-January 2015) and Investment
                                                        Associate for Dimensional Fund Advisors LP
                                                        (August 2010-December 2011).
------------------------------------------------------------------------------------------------------------
Bryce D. Skaff       Vice President    Since 2007       Vice President of all the DFA Entities.
1975
------------------------------------------------------------------------------------------------------------
Lukas J. Smart       Vice President    Since 2014       Vice President of all the DFA Entities. Portfolio
1977                                                    Manager of Dimensional Fund Advisors LP (since
                                                        January 2010).
------------------------------------------------------------------------------------------------------------
Andrew D. Smith      Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
1968                                                    Project Manager for Dimensional Fund Advisors LP
                                                        (2007-2010).
------------------------------------------------------------------------------------------------------------
Grady M. Smith       Vice President    Since 2004       Vice President of all the DFA Entities and
1956                                                    Dimensional Fund Advisors Canada ULC.
------------------------------------------------------------------------------------------------------------
Lawrence R. Spieth   Vice President    Since 2004       Vice President of all the DFA Entities.
1947
------------------------------------------------------------------------------------------------------------
Richard H. Tatlow V  Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (April 2010-January 2013).
------------------------------------------------------------------------------------------------------------
Blake T. Tatsuta     Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1973                                                    Manager, Investment Analytics and Data (2012-
                                                        January 2013) and Research Assistant (2002-2011)
                                                        for Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------
Erik T. Totten       Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1980                                                    Regional Director (2010-January 2013) and Senior
                                                        Associate (2007-2009) for Dimensional Fund
                                                        Advisors LP.
------------------------------------------------------------------------------------------------------------

                                      Term of Office/1/
  Name and Year of                     and Length of
       Birth             Position         Service              Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------
John H. Totten        Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1978                                                     Regional Director for Dimensional Fund Advisors LP
                                                         (January 2008-January 2012).
---------------------------------------------------------------------------------------------------------------
Robert C. Trotter     Vice President    Since 2009       Vice President of all the DFA Entities.
1958
---------------------------------------------------------------------------------------------------------------
Dave C. Twardowski    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1982                                                     Research Associate (June 2011-January 2015) for
                                                         Dimensional Fund Advisors LP; Research Assistant
                                                         at Dartmouth College (2009-2011).
---------------------------------------------------------------------------------------------------------------
Karen E. Umland       Vice President    Since 1997       Vice President of all the DFA Entities, DFA Australia
1966                                                     Limited, Dimensional Fund Advisors Ltd., and
                                                         Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------
Benjamin C. Walker    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                     Regional Director for Dimensional Fund Advisors LP
                                                         (September 2008-January 2014).
---------------------------------------------------------------------------------------------------------------
Brian J. Walsh        Vice President    Since 2009       Vice President of all the DFA Entities. Portfolio
1970                                                     Manager for Dimensional Fund Advisors LP
                                                         (since 2004).
---------------------------------------------------------------------------------------------------------------
Jessica Walton        Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1974                                                     Regional Director (January 2012-January 2015) for
                                                         Dimensional Fund Advisors LP; Director of Marketing
                                                         and Investor Relations for Treaty Oak Capital
                                                         Management (July 2011-October 2011); Vice
                                                         President for Rockspring Capital (October 2010-
                                                         July 2011); Program Director for RevEurope
                                                         Payments (November 2008-October 2010).
---------------------------------------------------------------------------------------------------------------
Weston J. Wellington  Vice President    Since 1997       Vice President of all the DFA Entities.
1951
---------------------------------------------------------------------------------------------------------------
Ryan J. Wiley         Vice President    Since 2007       Vice President of all the DFA Entities.
1976
---------------------------------------------------------------------------------------------------------------
Stacey E. Winning     Vice President    Since 2015       Vice President of all the DFA Entities. Head of
1981                                                     Global Recruiting and Development (since
                                                         June 2014) for Dimensional Fund Advisors LP.
                                                         Formerly, Senior Manager, Recruiting
                                                         (December 2012-June 2014) for Dimensional Fund
                                                         Advisors LP; Co-Head of Global Recruiting
                                                         (May 2009-November 2012) for Two Sigma
                                                         Investments.
---------------------------------------------------------------------------------------------------------------
Paul E. Wise          Vice President    Since 2005       Vice President of all the DFA Entities.
1955
---------------------------------------------------------------------------------------------------------------
Joseph L. Young       Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
1978                                                     Regional Director for Dimensional Fund Advisors LP
                                                         (2005-2010).
---------------------------------------------------------------------------------------------------------------

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (Unaudited)

   For shareholders that do not have an October 31, 2015 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2015 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2014 to October 31, 2015, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                              Qualifying For
                                           Net                                                  Corporate
                                       Investment    Short-Term     Long-Term                   Dividends    Qualifying  Foreign
                                         Income     Capital Gain  Capital Gain      Total        Received     Dividend     Tax
DFA Investment Dimensions Group Inc.  Distributions Distributions Distributions Distributions  Deduction(1)  Income(2)  Credit(3)
------------------------------------  ------------- ------------- ------------- ------------- -------------- ---------- ---------
  US Large Cap Growth Portfolio......      81%            4%           16%           100%          100%         100%       --
  US Small Cap Growth Portfolio......      61%           --            39%           100%          100%         100%       --
  International Large Cap Growth
   Portfolio.........................      82%           11%            7%           100%          100%         100%        5%
  International Small Cap Growth
   Portfolio.........................      71%            2%           27%           100%          100%         100%        5%

                                                           Qualifying
                                       Foreign  Qualifying Short-Term
                                       Source    Interest   Capital
DFA Investment Dimensions Group Inc.  Income(4) Income(5)   Gain(6)
------------------------------------  --------- ---------- ----------
  US Large Cap Growth Portfolio......     --       100%       100%
  US Small Cap Growth Portfolio......     --       100%       100%
  International Large Cap Growth
   Portfolio.........................    100%      100%       100%
  International Small Cap Growth
   Portfolio.........................    100%      100%       100%

----------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.

(4)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.

(5)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(6)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                                                               DFA103115-041A
 [LOGO]                                                              00157611

ITEM 2. CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the "Report"), a code of ethics that applies to the Registrant's principal executive officer and principal financial officer (the "Code of Business Ethics"). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Directors has determined that Abbie J. Smith possesses the technical attributes to qualify as an "audit committee financial expert" serving on the Registrant's Audit Committee and has designated
Ms. Smith as the "audit committee financial expert." Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith's education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

   (a)  Audit Fees
          Fiscal Year Ended October 31, 2015: $1,651,811
          Fiscal Year Ended October 31, 2014: $1,515,544

   (b)  Audit-Related Fees
          Fees for Registrant Fiscal Year Ended October 31, 2015:  $126,836
                              Fiscal Year Ended October 31, 2014:  $123,244

   For fiscal years ended October 31, 2015 and October 31, 2014, Audit-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant's semi-annual financial statements.

       Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X

                              Fiscal Year Ended October 31, 2015: $172,000 Fiscal Year Ended October 31, 2014: $165,000

   For the fiscal years ended October 31, 2015 and October 31, 2014, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SSAE 16 over controls at the Registrant's investment adviser.

   (c)  Tax Fees

          Fees for Registrant Fiscal Year Ended October 31, 2015:  $455,854
                              Fiscal Year Ended October 31, 2014:  $658,862

   Tax Fees included, for the fiscal years ended October 31, 2015 and October 31, 2014, fees for tax services in connection with the Registrant's excise tax calculations, limited review of the Registrant's applicable tax returns and capital gains tax services in India.

   There were no Tax Fees required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

   (d)  All Other Fees

           Fees for Registrant Fiscal Year Ended October 31, 2015:  $0
                               Fiscal Year Ended October 31, 2014:  $0

   There were no "All Other Fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

    (e)(1)Audit Committee's Pre-Approval Policies and Procedures

                     Pre-Approval Policies and Procedures
                               as adopted by the
                               Audit Committees
                                      of
                     DFA Investment Dimensions Group Inc.
                    Dimensional Emerging Markets Value Fund
                       Dimensional Investment Group Inc.
                       The DFA Investment Trust Company
                            (together, the "Funds")

   The Sarbanes-Oxley Act of 2002 (the "Act") and the rules (the "Rules") adopted by the U.S. Securities and Exchange Commission (the "SEC") require that the Funds' Audit Committees (together, the "Committee") pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the "Auditor"). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP ("Dimensional"), the Funds' investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the "Service Affiliates") if the services directly impact the Funds' operations and financial reporting.

   The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

   These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

       A. General

       1. The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

       2. The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the

          Auditor's engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds' operations and financial reporting.

       B. Pre-Approval of Audit Services to the Funds

       1. The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds' financial statements for each fiscal year (the "Engagement"). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor's qualifications and independence. The Committee also shall consider the Auditor's proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

       2. The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the "Board") regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

       3. Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not "interested persons" of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the "Independent Directors").

       C. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--by Types of Services

       1. The Committee may pre-approve types of non-audit services (including tax services) to the Funds and their Service Affiliates pursuant to this Section C.

       2. Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds' operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

       3. The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

       4. The Committee's pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

       5. A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

       D. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--Project-by-Project Basis

       1. The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

       2. Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

       3. The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a "Designated Member") to consider, on the Committee's behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee's behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds' management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

       4. The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

          (a) pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

          (b) refer such matter to the full Committee for its consideration and action.

          In considering any requested non-audit services or proposed material change in such services, the Designated Member's authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

       5. The Designated Member's pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

       E. Amendment; Annual Review

       1. The Committee may amend these procedures from time to time.

       2. These procedures shall be reviewed annually by the Committee.

       F. Recordkeeping

       1. The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

       2. In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

       3. A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

    (e)(2)The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant's Audit Committee but not pursuant to paragraph
          (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    (f) The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended October 31, 2015 that were attributed to work performed by persons other than the principal accountant's full time, permanent employees was not greater than 50%.
                                  ---

    (g)   Aggregate Non-Audit Fees

                Fiscal Year Ended October 31, 2015: $2,060,682
                Fiscal Year Ended October 31, 2014: $2,990,464

    (h) The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6. INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant or the master fund in which the series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

 NAME OF ENTITY FOR WHICH SCHEDULE OF   RELATIONSHIP TO SERIES OF THE
 INVESTMENTS IS PROVIDED                REGISTRANT
 ------------------------------------   -------------------------------------
 Enhanced U.S. Large Company Portfolio  Series of Registrant

 U.S. Large Cap Equity Portfolio        Series of Registrant

 U.S. Targeted Value Portfolio          Series of Registrant

 U.S. Small Cap Value Portfolio         Series of Registrant

 U.S. Core Equity 1 Portfolio           Series of Registrant

 U.S. Core Equity 2 Portfolio           Series of Registrant

 NAME OF ENTITY FOR WHICH SCHEDULE OF   RELATIONSHIP TO SERIES OF THE
 INVESTMENTS IS PROVIDED                REGISTRANT
 ------------------------------------   -------------------------------------
 U.S. Vector Equity Portfolio           Series of Registrant

 U.S. Small Cap Portfolio               Series of Registrant

 U.S. Micro Cap Portfolio               Series of Registrant

 DFA Real Estate Securities Portfolio   Series of Registrant

 Large Cap International Portfolio      Series of Registrant

 International Core Equity Portfolio    Series of Registrant

 DFA International Real Estate          Series of Registrant
 Securities Portfolio

 DFA Global Real Estate Securities      Series of Registrant
 Portfolio

 DFA International Small Cap Value      Series of Registrant
 Portfolio

 International Vector Equity Portfolio  Series of Registrant

 World ex U.S. Targeted Value Portfolio Series of Registrant

 World ex U.S. Core Equity Portfolio    Series of Registrant

 Emerging Markets Core Equity Portfolio Series of Registrant

 The U.S. Large Cap Value Series        Master fund for U.S. Large Cap Value
                                        Portfolio

 The DFA International Value Series     Master fund for LWAS/DFA
                                        International High Book to Market
                                        Portfolio

 The Japanese Small Company Series      Master fund for Japanese Small
                                        Company Portfolio

 The Asia Pacific Small Company Series  Master fund for Asia Pacific Small
                                        Company Portfolio

 The United Kingdom Small Company       Master fund for United Kingdom Small
 Series                                 Company Portfolio

 The Continental Small Company Series   Master fund for Continental Small
                                        Company Portfolio

 The Emerging Markets Series            Master fund for Emerging Markets
                                        Portfolio

 The Emerging Markets Small Cap Series  Master fund for Emerging Markets
                                        Small Cap Portfolio

 NAME OF ENTITY FOR WHICH SCHEDULE OF   RELATIONSHIP TO SERIES OF THE
 INVESTMENTS IS PROVIDED                REGISTRANT
 ------------------------------------   -------------------------------------
 Dimensional Emerging Markets Value     Master fund for Emerging Markets
 Fund                                   Value Portfolio

 U.S. Social Core Equity 2 Portfolio    Series of Registrant

 U.S. Sustainability Core 1 Portfolio   Series of Registrant

 International Sustainability Core 1    Series of Registrant
 Portfolio

 DFA International Value ex Tobacco     Series of Registrant
 Portfolio

 International Social Core Equity       Series of Registrant
 Portfolio

 Emerging Markets Social Core Equity    Series of Registrant
 Portfolio

 Tax-Managed U.S. Equity Portfolio      Series of Registrant

 Tax-Managed U.S. Targeted Value        Series of Registrant
 Portfolio

 Tax-Managed U.S. Small Cap Portfolio   Series of Registrant

 T.A. U.S. Core Equity 2 Portfolio      Series of Registrant

 Tax-Managed DFA International Value    Series of Registrant
 Portfolio

 T.A. World ex U.S. Core Equity         Series of Registrant
 Portfolio

 The Tax-Managed U.S. Marketwide Value  Master fund for Tax-Managed U.S.
 Series                                 Marketwide Value Portfolio

 CSTG&E U.S. Social Core Equity 2       Series of Registrant
 Portfolio

 CSTG&E International Social Core       Series of Registrant
 Equity Portfolio

 VA U.S. Targeted Value Portfolio       Series of Registrant

 VA U.S. Large Value Portfolio          Series of Registrant

 VA International Value Portfolio       Series of Registrant

 VA International Small Portfolio       Series of Registrant

 U.S. Large Cap Growth Portfolio        Series of Registrant

 U.S. Small Cap Growth Portfolio        Series of Registrant

 International Large Cap Growth         Series of Registrant
 Portfolio

 International Small Cap Growth         Series of Registrant
 Portfolio

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------
BONDS -- (39.7%)
CANADA -- (5.4%)
Ontario, Province of Canada
   1.000%, 07/22/16                                        $4,000 $ 4,011,076
Quebec, Province of Canada
   5.125%, 11/14/16                                         1,000   1,044,622
Royal Bank of Canada
   1.450%, 09/09/16                                         1,000   1,007,051
   1.200%, 01/23/17                                           585     586,759
   1.250%, 06/16/17                                         2,000   2,001,738
Thomson Reuters Corp.
   1.300%, 02/23/17                                         1,023   1,021,452
Toronto-Dominion Bank (The)
   2.375%, 10/19/16                                         3,900   3,960,333
                                                                  -----------
TOTAL CANADA                                                       13,633,031
                                                                  -----------
FRANCE -- (1.3%)
BNP Paribas SA
   1.375%, 03/17/17                                         1,800   1,803,676
Caisse des Depots et Consignations
   0.875%, 11/07/16                                         1,000   1,001,830
Societe Generale SA
   2.750%, 10/12/17                                           480     489,593
                                                                  -----------
TOTAL FRANCE                                                        3,295,099
                                                                  -----------
GERMANY -- (2.0%)
FMS Wertmanagement AoeR
   1.125%, 09/05/17                                         5,000   5,018,370
                                                                  -----------
IRELAND -- (0.4%)
GE Capital International Funding Co.
   0.964%, 04/15/16                                         1,052   1,051,793
                                                                  -----------
JAPAN -- (0.6%)
Nomura Holdings, Inc.
#  2.000%, 09/13/16                                           540     543,212
Sumitomo Mitsui Banking Corp.
   2.650%, 01/12/17                                         1,000   1,013,196
                                                                  -----------
TOTAL JAPAN                                                         1,556,408
                                                                  -----------
NETHERLANDS -- (2.3%)
Bank Nederlandse Gemeenten NV
   1.125%, 09/12/16                                         5,000   5,020,500
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
   3.375%, 01/19/17                                           830     852,202
                                                                  -----------
TOTAL NETHERLANDS                                                   5,872,702
                                                                  -----------
NORWAY -- (2.0%)
Kommunalbanken A.S.
   0.875%, 10/03/16                                         5,000   5,009,215
                                                                  -----------
SPAIN -- (0.2%)
Telefonica Emisiones SAU
   6.421%, 06/20/16                                           584     602,954
                                                                  -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (3.9%)
European Bank for Reconstruction & Development
   1.375%, 10/20/16                                         4,000   4,039,616
European Investment Bank
   1.250%, 10/14/16                                         5,000   5,029,075
Inter-American Development Bank
   0.875%, 11/15/16                                         1,000   1,003,084
                                                                  -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                       10,071,775
                                                                  -----------
SWITZERLAND -- (0.8%)
Credit Suisse New York
   1.375%, 05/26/17                                         1,400   1,399,221
UBS AG
   1.375%, 08/14/17                                           699     697,726
                                                                  -----------
TOTAL SWITZERLAND                                                   2,096,947
                                                                  -----------
UNITED KINGDOM -- (2.2%)
Barclays Bank P.L.C.
   5.000%, 09/22/16                                         1,000   1,034,871
Diageo Capital P.L.C.
   1.500%, 05/11/17                                         1,500   1,504,178
GlaxoSmithKline Capital P.L.C.
   1.500%, 05/08/17                                         1,500   1,511,428
Vodafone Group P.L.C.
   5.625%, 02/27/17                                           715     754,108
   1.625%, 03/20/17                                           761     761,002
                                                                  -----------
TOTAL UNITED KINGDOM                                                5,565,587
                                                                  -----------
UNITED STATES -- (18.6%)
Actavis, Inc.
   1.875%, 10/01/17                                         1,200   1,197,996
American Express Co.
   6.150%, 08/28/17                                           511     552,441
Amgen, Inc.
   2.500%, 11/15/16                                         1,535   1,558,637
Anadarko Petroleum Corp.
   5.950%, 09/15/16                                         1,000   1,036,869
Anthem, Inc.
   2.375%, 02/15/17                                         1,500   1,518,451
Bank of America Corp.
   3.625%, 03/17/16                                         1,000   1,010,948
   3.875%, 03/22/17                                           500     516,685
Baxter International, Inc.
   1.850%, 01/15/17                                         1,000   1,007,972
Becton Dickinson and Co.
   1.450%, 05/15/17                                         1,310   1,309,783

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT^
                                                            (000)       VALUE+
                                                          ---------- ------------
UNITED STATES -- (Continued)
Capital One Financial Corp.
   5.250%, 02/21/17                                       $    1,492 $  1,561,184
Citigroup, Inc.
   1.300%, 04/01/16                                            1,000    1,000,565
   4.450%, 01/10/17                                              585      607,009
Daimler Finance North America LLC
   1.450%, 08/01/16                                            1,000    1,000,500
DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.
   2.400%, 03/15/17                                            1,500    1,519,785
eBay, Inc.
   1.350%, 07/15/17                                            1,068    1,061,548
Ecolab, Inc.
   3.000%, 12/08/16                                              622      634,882
EOG Resources, Inc.
   2.500%, 02/01/16                                            1,000    1,003,411
Ford Motor Credit Co. LLC
   3.984%, 06/15/16                                            1,000    1,015,486
Goldman Sachs Group, Inc. (The)
   6.250%, 09/01/17                                            1,000    1,086,558
JPMorgan Chase & Co.
   2.000%, 08/15/17                                            1,000    1,008,887
Mattel, Inc.
   2.500%, 11/01/16                                            1,000    1,010,855
McKesson Corp.
   1.292%, 03/10/17                                            1,000      998,991
MetLife, Inc.
   6.750%, 06/01/16                                            1,000    1,034,992
Molson Coors Brewing Co.
   2.000%, 05/01/17                                            1,715    1,720,713
Morgan Stanley
   5.450%, 01/09/17                                            1,000    1,047,606
Mylan, Inc.
   1.350%, 11/29/16                                            1,000      991,789
National Rural Utilities Cooperative Finance Corp.
   0.950%, 04/24/17                                            1,800    1,799,244
ONEOK Partners L.P.
   6.150%, 10/01/16                                            1,000    1,030,588
Prudential Financial, Inc.
   3.000%, 05/12/16                                              710      718,065
Quest Diagnostics, Inc.
   3.200%, 04/01/16                                              250      252,657
Reinsurance Group of America, Inc.
   5.625%, 03/15/17                                            1,100    1,155,331
Reynolds American, Inc.
   3.500%, 08/04/16                                              800      812,593
Ryder System, Inc.
   5.850%, 11/01/16                                            1,141    1,192,068
Scripps Networks Interactive, Inc.
   2.700%, 12/15/16                                            1,000    1,010,960
Southern Co. (The)
   1.300%, 08/15/17                                            1,000      995,173
Stryker Corp.
   2.000%, 09/30/16                                            1,453    1,469,631
Toyota Motor Credit Corp.
   1.750%, 05/22/17                                            5,000    5,053,960
UnitedHealth Group, Inc.
   6.000%, 06/15/17                                            1,500    1,613,701
Waste Management, Inc.
   2.600%, 09/01/16                                              605      612,719
Wells Fargo & Co.
   3.676%, 06/15/16                                            1,500    1,527,963
                                                                     ------------
TOTAL UNITED STATES                                                    47,259,196
                                                                     ------------
TOTAL BONDS                                                           101,033,077
                                                                     ------------
U.S. TREASURY OBLIGATIONS -- (40.1%)
U.S. Treasury Notes
   2.375%, 07/31/17                                            1,000    1,029,206
#  0.875%, 08/15/17                                           50,000   50,153,000
++ 1.875%, 08/31/17                                           13,500   13,784,594
   0.625%, 09/30/17                                           25,000   24,949,700
   0.875%, 10/15/17                                           12,000   12,029,532
                                                                     ------------
TOTAL U.S. TREASURY OBLIGATIONS                                       101,946,032
                                                                     ------------
TOTAL INVESTMENT SECURITIES                                           202,979,109
                                                                     ------------

                                                           SHARES
                                                          ----------
SECURITIES LENDING COLLATERAL -- (20.2%)
(S)@ DFA Short Term Investment Fund                        4,439,530   51,365,360
                                                                     ------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $254,450,056)                                                  $254,344,469
                                                                     ============

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                            ------------------------------------------
                                            LEVEL 1    LEVEL 2    LEVEL 3    TOTAL
                                            -------- ------------ ------- ------------
Bonds
   Canada                                         -- $ 13,633,031   --    $ 13,633,031
   France                                         --    3,295,099   --       3,295,099
   Germany                                        --    5,018,370   --       5,018,370
   Ireland                                        --    1,051,793   --       1,051,793
   Japan                                          --    1,556,408   --       1,556,408
   Netherlands                                    --    5,872,702   --       5,872,702
   Norway                                         --    5,009,215   --       5,009,215
   Spain                                          --      602,954   --         602,954
   Supranational Organization Obligations         --   10,071,775   --      10,071,775
   Switzerland                                    --    2,096,947   --       2,096,947
   United Kingdom                                 --    5,565,587   --       5,565,587
   United States                                  --   47,259,196   --      47,259,196
U.S. Treasury Obligations                         --  101,946,032   --     101,946,032
Securities Lending Collateral                     --   51,365,360   --      51,365,360
Futures Contracts**                         $791,204           --   --         791,204
                                            -------- ------------   --    ------------
TOTAL                                       $791,204 $254,344,469   --    $255,135,673
                                            ======== ============   ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                        U.S. LARGE CAP EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
COMMON STOCKS -- (95.0%)
Consumer Discretionary -- (14.6%)
    Advance Auto Parts, Inc.                                    2,924 $  580,209             0.1%
*   Amazon.com, Inc.                                           12,707  7,953,311             1.1%
*   AMC Networks, Inc. Class A                                  2,092    154,578             0.0%
    Aramark                                                    11,675    354,336             0.1%
#   Autoliv, Inc.                                               4,968    602,320             0.1%
*   AutoNation, Inc.                                            6,379    403,089             0.1%
*   AutoZone, Inc.                                                742    582,032             0.1%
#*  Bed Bath & Beyond, Inc.                                    10,076    600,832             0.1%
#   Best Buy Co., Inc.                                         27,567    965,672             0.1%
    BorgWarner, Inc.                                           12,726    544,927             0.1%
*   Bright Horizons Family Solutions, Inc.                      2,100    134,442             0.0%
#   Brinker International, Inc.                                 2,427    110,453             0.0%
    Brunswick Corp.                                             6,563    353,155             0.1%
*   Burlington Stores, Inc.                                     4,837    232,563             0.0%
#*  Cabela's, Inc.                                              2,721    106,582             0.0%
*   Cable One, Inc.                                               261    113,128             0.0%
    Cablevision Systems Corp. Class A                           8,652    281,969             0.0%
#*  CarMax, Inc.                                                9,049    533,981             0.1%
    Carnival Corp.                                             10,383    561,513             0.1%
    Carter's, Inc.                                              4,004    363,884             0.1%
    CBS Corp. Class B                                          15,967    742,785             0.1%
#*  Charter Communications, Inc. Class A                        2,578    492,243             0.1%
*   Chipotle Mexican Grill, Inc.                                  876    560,841             0.1%
    Cinemark Holdings, Inc.                                     9,774    346,391             0.1%
*   Clear Channel Outdoor Holdings, Inc. Class A                1,800     13,464             0.0%
    Coach, Inc.                                                13,279    414,305             0.1%
    Columbia Sportswear Co.                                     3,465    190,055             0.0%
    Comcast Corp. Class A                                      91,505  5,730,043             0.8%
    Comcast Corp. Special Class A                              17,029  1,067,889             0.2%
    Dana Holding Corp.                                          3,382     56,818             0.0%
    Darden Restaurants, Inc.                                    6,088    376,786             0.1%
    Delphi Automotive P.L.C.                                    9,334    776,495             0.1%
    Dick's Sporting Goods, Inc.                                 5,782    257,588             0.0%
#   Dillard's, Inc. Class A                                     3,786    338,771             0.0%
#*  Discovery Communications, Inc. Class A                      6,768    199,250             0.0%
*   Discovery Communications, Inc. Class C                     10,385    285,795             0.0%
*   DISH Network Corp. Class A                                  7,263    457,351             0.1%
    Dollar General Corp.                                       10,554    715,245             0.1%
*   Dollar Tree, Inc.                                           8,299    543,502             0.1%
#   Domino's Pizza, Inc.                                        1,939    206,833             0.0%
    DR Horton, Inc.                                            21,673    638,053             0.1%
#   Dunkin' Brands Group, Inc.                                  4,588    189,989             0.0%
    Expedia, Inc.                                               2,962    403,721             0.1%
#   Foot Locker, Inc.                                           7,833    530,686             0.1%
    Ford Motor Co.                                            161,156  2,386,720             0.3%
#*  Fossil Group, Inc.                                          2,756    149,954             0.0%
#   GameStop Corp. Class A                                     11,644    536,439             0.1%
#   Gannett Co., Inc.                                           5,749     90,949             0.0%
#   Gap, Inc. (The)                                            15,757    428,906             0.1%
    Garmin, Ltd.                                               10,866    385,417             0.1%
    General Motors Co.                                         52,040  1,816,716             0.3%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Consumer Discretionary -- (Continued)
    Gentex Corp.                                              22,258 $  364,809             0.1%
    Genuine Parts Co.                                          7,699    698,761             0.1%
    GNC Holdings, Inc. Class A                                 5,821    173,175             0.0%
    Goodyear Tire & Rubber Co. (The)                          22,724    746,256             0.1%
#*  GoPro, Inc. Class A                                        4,950    123,750             0.0%
    Graham Holdings Co. Class B                                  261    144,195             0.0%
    H&R Block, Inc.                                            9,710    361,795             0.1%
    Hanesbrands, Inc.                                         11,389    363,765             0.1%
#   Harley-Davidson, Inc.                                     10,467    517,593             0.1%
    Harman International Industries, Inc.                      3,420    376,063             0.1%
#   Hasbro, Inc.                                               4,080    313,466             0.0%
    Hilton Worldwide Holdings, Inc.                           15,872    396,641             0.1%
    Home Depot, Inc. (The)                                    44,256  5,471,812             0.8%
    HSN, Inc.                                                  2,427    150,110             0.0%
#*  Hyatt Hotels Corp. Class A                                 1,477     74,441             0.0%
    International Game Technology P.L.C.                       1,034     16,771             0.0%
    Interpublic Group of Cos., Inc. (The)                     14,424    330,742             0.0%
*   J Alexander's Holdings, Inc.                                 271      2,612             0.0%
    Johnson Controls, Inc.                                    21,331    963,735             0.1%
#   Kohl's Corp.                                              16,691    769,789             0.1%
    L Brands, Inc.                                             6,464    620,415             0.1%
#   Las Vegas Sands Corp.                                     13,140    650,561             0.1%
    Lear Corp.                                                 5,579    697,710             0.1%
    Leggett & Platt, Inc.                                      4,523    203,671             0.0%
#   Lennar Corp. Class A                                      10,408    521,129             0.1%
    Lennar Corp. Class B                                         760     31,494             0.0%
*   Liberty Broadband Corp. Class A                            1,492     81,404             0.0%
*   Liberty Broadband Corp. Class C                            4,032    216,801             0.0%
*   Liberty Interactive Corp., QVC Group Class A(531229102)    4,937    201,232             0.0%
*   Liberty Interactive Corp., QVC Group Class A(53071M104)   26,528    726,071             0.1%
*   Liberty Media Corp. Class C                               10,672    417,809             0.1%
*   Liberty Ventures Series A                                  9,216    401,541             0.1%
    Lions Gate Entertainment Corp.                             6,207    241,887             0.0%
*   Live Nation Entertainment, Inc.                           11,478    313,120             0.0%
*   LKQ Corp.                                                 14,620    432,898             0.1%
    Lowe's Cos., Inc.                                         30,410  2,245,170             0.3%
#*  Lululemon Athletica, Inc.                                  4,070    200,122             0.0%
    Macy's, Inc.                                              13,440    685,171             0.1%
*   Madison Square Garden Co. (The) Class A                    1,675    298,987             0.0%
#   Marriott International, Inc. Class A                       5,412    415,533             0.1%
#   Mattel, Inc.                                              20,975    515,565             0.1%
    McDonald's Corp.                                          32,279  3,623,318             0.5%
*   MGM Resorts International                                 38,528    893,464             0.1%
*   Michael Kors Holdings, Ltd.                                4,568    176,508             0.0%
*   Michaels Cos., Inc. (The)                                  5,079    118,747             0.0%
*   Mohawk Industries, Inc.                                    2,916    570,078             0.1%
*   MSG Networks, Inc. Class A                                 3,882     79,659             0.0%
#*  Netflix, Inc.                                              6,514    705,987             0.1%
    Newell Rubbermaid, Inc.                                    8,741    370,881             0.1%
    News Corp. Class A                                        18,170    279,818             0.0%
#   News Corp. Class B                                         8,178    126,595             0.0%
    NIKE, Inc. Class B                                        20,274  2,656,502             0.4%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Consumer Discretionary -- (Continued)
    Nordstrom, Inc.                                            7,023 $  457,970             0.1%
*   Norwegian Cruise Line Holdings, Ltd.                      10,126    644,216             0.1%
*   NVR, Inc.                                                    285    466,762             0.1%
*   O'Reilly Automotive, Inc.                                  3,228    891,767             0.1%
*   Office Depot, Inc.                                        25,800    196,596             0.0%
    Omnicom Group, Inc.                                        9,706    727,174             0.1%
#*  Panera Bread Co. Class A                                   1,589    281,841             0.0%
*   Penn National Gaming, Inc.                                 1,617     28,880             0.0%
    Penske Automotive Group, Inc.                              8,659    422,906             0.1%
#   Polaris Industries, Inc.                                   2,175    244,339             0.0%
*   Priceline Group, Inc. (The)                                1,457  2,118,828             0.3%
    PulteGroup, Inc.                                          21,110    386,946             0.1%
    PVH Corp.                                                  3,935    357,888             0.1%
    Ralph Lauren Corp.                                         4,080    451,942             0.1%
    Remy International, Inc.                                     280      8,257             0.0%
    Restaurant Brands International, Inc.                      3,308    132,849             0.0%
#*  Restoration Hardware Holdings, Inc.                        2,300    237,107             0.0%
    Ross Stores, Inc.                                         13,648    690,316             0.1%
#   Royal Caribbean Cruises, Ltd.                              9,548    939,046             0.1%
*   Sally Beauty Holdings, Inc.                                7,053    165,816             0.0%
#   Scripps Networks Interactive, Inc. Class A                 3,145    188,952             0.0%
    Service Corp. International                               18,913    534,481             0.1%
*   ServiceMaster Global Holdings, Inc.                        8,203    292,437             0.0%
    Signet Jewelers, Ltd.                                      3,851    581,270             0.1%
#   Sinclair Broadcast Group, Inc. Class A                     1,610     48,316             0.0%
#*  Sirius XM Holdings, Inc.                                  82,261    335,625             0.0%
    Six Flags Entertainment Corp.                              5,159    268,474             0.0%
*   Skechers U.S.A., Inc. Class A                              6,333    197,590             0.0%
    Staples, Inc.                                             32,084    416,771             0.1%
    Starbucks Corp.                                           50,273  3,145,582             0.5%
    Starwood Hotels & Resorts Worldwide, Inc.                  5,446    434,972             0.1%
*   Starz Class A                                              5,895    197,541             0.0%
    Target Corp.                                              23,684  1,827,931             0.3%
    TEGNA, Inc.                                                9,110    246,334             0.0%
*   Tempur-Pedic International, Inc.                           3,901    303,654             0.0%
*   Tenneco, Inc.                                              1,040     58,854             0.0%
#*  Tesla Motors, Inc.                                         1,504    311,223             0.0%
    Tiffany & Co.                                              5,723    471,804             0.1%
    Time Warner Cable, Inc.                                    3,195    605,133             0.1%
    Time Warner, Inc.                                         26,925  2,028,529             0.3%
    TJX Cos., Inc. (The)                                      22,846  1,672,099             0.2%
*   Toll Brothers, Inc.                                        8,379    301,393             0.0%
*   TopBuild Corp.                                               983     27,652             0.0%
    Tractor Supply Co.                                         4,360    402,820             0.1%
*   TripAdvisor, Inc.                                          3,155    264,326             0.0%
    Twenty-First Century Fox, Inc. Class A                    37,818  1,160,634             0.2%
    Twenty-First Century Fox, Inc. Class B                    13,993    432,104             0.1%
*   Ulta Salon Cosmetics & Fragrance, Inc.                     1,806    314,172             0.0%
#*  Under Armour, Inc. Class A                                 4,625    439,745             0.1%
#*  Urban Outfitters, Inc.                                     9,708    277,649             0.0%
    Vail Resorts, Inc.                                         3,067    350,159             0.1%
    VF Corp.                                                   8,470    571,894             0.1%

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U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                              SHARES     VALUE+    OF NET ASSETS**
                                                              ------- ------------ ---------------
Consumer Discretionary -- (Continued)
    Viacom, Inc. Class A                                          134 $      6,878             0.0%
    Viacom, Inc. Class B                                       11,078      546,256             0.1%
*   Vista Outdoor, Inc.                                         2,060       92,123             0.0%
*   Visteon Corp.                                               3,566      388,944             0.1%
    Walt Disney Co. (The)                                      50,925    5,792,209             0.8%
    Whirlpool Corp.                                             5,569      891,820             0.1%
    Williams-Sonoma, Inc.                                       3,495      257,756             0.0%
    Wyndham Worldwide Corp.                                     5,965      485,253             0.1%
#   Wynn Resorts, Ltd.                                          1,086       75,966             0.0%
    Yum! Brands, Inc.                                          14,589    1,034,506             0.1%
                                                                      ------------            ----
Total Consumer Discretionary                                           107,076,382            15.3%
                                                                      ------------            ----
Consumer Staples -- (8.1%)
    Altria Group, Inc.                                         63,751    3,855,023             0.6%
    Archer-Daniels-Midland Co.                                 19,761      902,287             0.1%
#*  Boston Beer Co., Inc. (The) Class A                           500      109,795             0.0%
#   Brown-Forman Corp. Class A                                  1,258      144,356             0.0%
    Brown-Forman Corp. Class B                                  3,719      394,883             0.1%
    Bunge, Ltd.                                                 8,608      628,040             0.1%
#   Campbell Soup Co.                                           9,379      476,359             0.1%
    Casey's General Stores, Inc.                                3,191      338,948             0.0%
    Church & Dwight Co., Inc.                                   4,695      404,193             0.1%
#   Clorox Co. (The)                                            4,193      511,294             0.1%
    Coca-Cola Co. (The)                                       106,910    4,527,639             0.6%
    Coca-Cola Enterprises, Inc.                                 7,887      404,919             0.1%
    Colgate-Palmolive Co.                                      26,315    1,746,000             0.2%
    ConAgra Foods, Inc.                                         9,654      391,470             0.1%
    Constellation Brands, Inc. Class A                          4,588      618,462             0.1%
    Costco Wholesale Corp.                                     12,357    1,953,889             0.3%
    Coty, Inc. Class A                                          2,794       80,886             0.0%
    CVS Health Corp.                                           40,694    4,019,753             0.6%
    Dr Pepper Snapple Group, Inc.                               6,709      599,583             0.1%
    Edgewell Personal Care Co.                                  1,480      125,371             0.0%
    Energizer Holdings, Inc.                                    1,436       61,504             0.0%
    Estee Lauder Cos., Inc. (The) Class A                       7,550      607,473             0.1%
    Flowers Foods, Inc.                                        12,613      340,551             0.0%
    General Mills, Inc.                                        17,390    1,010,533             0.1%
*   Hain Celestial Group, Inc. (The)                            4,545      226,568             0.0%
#*  Herbalife, Ltd.                                             4,493      251,788             0.0%
    Hershey Co. (The)                                           4,810      426,599             0.1%
    Hormel Foods Corp.                                          6,877      464,541             0.1%
    Ingredion, Inc.                                             5,018      477,011             0.1%
    JM Smucker Co. (The)                                        5,903      692,953             0.1%
    Kellogg Co.                                                 7,442      524,810             0.1%
#   Keurig Green Mountain, Inc.                                 3,387      171,890             0.0%
    Kimberly-Clark Corp.                                       11,668    1,396,776             0.2%
    Kraft Heinz Co. (The)                                      11,617      905,778             0.1%
    Kroger Co. (The)                                           28,561    1,079,606             0.2%
    McCormick & Co., Inc.                                       3,853      323,575             0.0%
    Mead Johnson Nutrition Co.                                  6,480      531,360             0.1%
    Molson Coors Brewing Co. Class B                            7,747      682,511             0.1%
    Mondelez International, Inc. Class A                       40,135    1,852,632             0.3%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Consumer Staples -- (Continued)
*   Monster Beverage Corp.                                      2,523 $   343,935             0.0%
    PepsiCo, Inc.                                              47,912   4,896,127             0.7%
    Philip Morris International, Inc.                          39,911   3,528,132             0.5%
#   Pilgrim's Pride Corp.                                       6,400     121,536             0.0%
    Pinnacle Foods, Inc.                                       11,207     494,005             0.1%
*   Post Holdings, Inc.                                         3,902     250,782             0.0%
#   Pricesmart, Inc.                                              408      35,080             0.0%
    Procter & Gamble Co. (The)                                 74,745   5,709,023             0.8%
    Reynolds American, Inc.                                    27,406   1,324,258             0.2%
*   Rite Aid Corp.                                             32,439     255,619             0.0%
*   Seaboard Corp.                                                  4      13,472             0.0%
    Spectrum Brands Holdings, Inc.                              4,626     443,402             0.1%
#*  Sprouts Farmers Market, Inc.                                6,616     134,834             0.0%
    Sysco Corp.                                                17,298     713,543             0.1%
*   TreeHouse Foods, Inc.                                         667      57,122             0.0%
    Tyson Foods, Inc. Class A                                  11,717     519,766             0.1%
    Wal-Mart Stores, Inc.                                      68,237   3,905,886             0.6%
    Walgreens Boots Alliance, Inc.                             22,787   1,929,603             0.3%
*   WhiteWave Foods Co. (The)                                   5,830     238,913             0.0%
    Whole Foods Market, Inc.                                    7,827     234,497             0.0%
                                                                      -----------             ---
Total Consumer Staples                                                 59,411,144             8.5%
                                                                      -----------             ---
Energy -- (6.8%)
    Anadarko Petroleum Corp.                                   12,386     828,376             0.1%
#*  Antero Resources Corp.                                      6,527     153,841             0.0%
    Apache Corp.                                               13,609     641,392             0.1%
    Baker Hughes, Inc.                                          4,244     223,574             0.0%
    Cabot Oil & Gas Corp.                                      12,514     271,679             0.0%
*   Cameron International Corp.                                11,460     779,395             0.1%
    Cheniere Energy Partners L.P. Holdings LLC                  1,870      36,802             0.0%
*   Cheniere Energy, Inc.                                       5,685     281,521             0.0%
#   Chesapeake Energy Corp.                                    18,603     132,639             0.0%
    Chevron Corp.                                              47,995   4,361,786             0.6%
    Cimarex Energy Co.                                          4,805     567,278             0.1%
#*  Cobalt International Energy, Inc.                           9,130      70,027             0.0%
    Columbia Pipeline Group, Inc.                               6,046     125,575             0.0%
*   Concho Resources, Inc.                                      5,424     628,696             0.1%
    ConocoPhillips                                             38,389   2,048,053             0.3%
#*  Continental Resources, Inc.                                12,392     420,213             0.1%
#   Core Laboratories NV                                        1,795     208,812             0.0%
#   CVR Energy, Inc.                                            2,172      96,567             0.0%
#   Denbury Resources, Inc.                                     6,968      24,667             0.0%
    Devon Energy Corp.                                          9,292     389,614             0.1%
    Diamond Offshore Drilling, Inc.                             3,433      68,248             0.0%
*   Diamondback Energy, Inc.                                    4,075     300,898             0.0%
    Energen Corp.                                               3,187     185,324             0.0%
    EnLink Midstream LLC                                        5,316     104,725             0.0%
    EOG Resources, Inc.                                        21,951   1,884,493             0.3%
    EQT Corp.                                                   3,662     241,948             0.0%
    Exxon Mobil Corp.                                         128,717  10,650,045             1.5%
*   FMC Technologies, Inc.                                     17,604     595,543             0.1%
*   Gulfport Energy Corp.                                       5,116     155,885             0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE+    OF NET ASSETS**
                                                              ------ ----------- ---------------
Energy -- (Continued)
    Halliburton Co.                                           32,221 $ 1,236,642             0.2%
#   Helmerich & Payne, Inc.                                    8,948     503,504             0.1%
    Hess Corp.                                                10,873     611,171             0.1%
    HollyFrontier Corp.                                       11,583     567,219             0.1%
    Kinder Morgan, Inc.                                       55,744   1,524,598             0.2%
#   LinnCo LLC                                                 2,321       5,385             0.0%
    Marathon Oil Corp.                                        32,116     590,292             0.1%
    Marathon Petroleum Corp.                                  27,546   1,426,883             0.2%
    Murphy Oil Corp.                                          14,907     423,806             0.1%
    Nabors Industries, Ltd.                                   14,792     148,512             0.0%
    National Oilwell Varco, Inc.                              23,209     873,587             0.1%
*   Newfield Exploration Co.                                   9,254     371,918             0.1%
#   Noble Corp. P.L.C.                                         4,704      63,363             0.0%
    Noble Energy, Inc.                                        22,714     814,070             0.1%
    Occidental Petroleum Corp.                                18,574   1,384,506             0.2%
    Oceaneering International, Inc.                            2,631     110,555             0.0%
    ONEOK, Inc.                                                8,340     282,893             0.0%
#   Paragon Offshore P.L.C.                                    1,568         376             0.0%
    Phillips 66                                               17,286   1,539,318             0.2%
    Pioneer Natural Resources Co.                              4,467     612,604             0.1%
#   Range Resources Corp.                                     10,410     316,880             0.1%
    Schlumberger, Ltd.                                        48,966   3,827,183             0.6%
#*  Southwestern Energy Co.                                   18,209     201,027             0.0%
    Spectra Energy Corp.                                      16,933     483,776             0.1%
#   Targa Resources Corp.                                      5,372     307,010             0.1%
    Tesoro Corp.                                              12,110   1,294,922             0.2%
#   Transocean, Ltd.                                          20,553     325,354             0.1%
    Valero Energy Corp.                                       22,734   1,498,625             0.2%
*   Weatherford International P.L.C.                          46,392     475,054             0.1%
    Western Refining, Inc.                                    10,751     447,457             0.1%
*   Whiting Petroleum Corp.                                    8,798     151,590             0.0%
    Williams Cos., Inc. (The)                                 21,858     862,080             0.1%
                                                                     -----------             ---
Total Energy                                                          49,759,776             7.1%
                                                                     -----------             ---
Financials -- (13.1%)
    ACE, Ltd.                                                  8,370     950,330             0.1%
*   Affiliated Managers Group, Inc.                            2,630     474,084             0.1%
    Aflac, Inc.                                               14,027     894,221             0.1%
*   Alleghany Corp.                                              720     357,314             0.1%
    Allied World Assurance Co. Holdings AG                     4,508     163,911             0.0%
    Allstate Corp. (The)                                      13,019     805,616             0.1%
*   Ally Financial, Inc.                                      32,560     648,595             0.1%
*   Altisource Portfolio Solutions SA                            400      10,724             0.0%
    American Express Co.                                      33,832   2,478,532             0.4%
    American Financial Group, Inc.                             5,281     381,235             0.1%
    American International Group, Inc.                        30,723   1,937,392             0.3%
    Ameriprise Financial, Inc.                                 7,450     859,432             0.1%
#   Amtrust Financial Services, Inc.                           6,310     430,468             0.1%
    Aon P.L.C.                                                 8,930     833,258             0.1%
*   Arch Capital Group, Ltd.                                   5,795     433,988             0.1%
    Arthur J Gallagher & Co.                                   8,833     386,267             0.1%
    Artisan Partners Asset Management, Inc. Class A              408      15,606             0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Financials -- (Continued)
    Assurant, Inc.                                              4,309 $  351,313             0.1%
    Assured Guaranty, Ltd.                                     11,966    328,347             0.0%
    Axis Capital Holdings, Ltd.                                 4,612    249,048             0.0%
    Bank of America Corp.                                     270,195  4,533,872             0.7%
    Bank of New York Mellon Corp. (The)                        34,664  1,443,756             0.2%
    Bank of the Ozarks, Inc.                                    5,126    256,403             0.0%
    BB&T Corp.                                                 20,150    748,573             0.1%
*   Berkshire Hathaway, Inc. Class B                           49,224  6,695,448             1.0%
    BlackRock, Inc.                                             2,737    963,342             0.1%
#   BOK Financial Corp.                                         3,445    231,435             0.0%
    Brown & Brown, Inc.                                        11,237    362,618             0.1%
    Capital One Financial Corp.                                17,649  1,392,506             0.2%
    CBOE Holdings, Inc.                                         5,336    357,725             0.1%
*   CBRE Group, Inc. Class A                                   11,703    436,288             0.1%
    Charles Schwab Corp. (The)                                 31,275    954,513             0.1%
    Chubb Corp. (The)                                           3,910    505,759             0.1%
    Cincinnati Financial Corp.                                  7,769    467,927             0.1%
    CIT Group, Inc.                                             9,415    404,845             0.1%
    Citigroup, Inc.                                            70,186  3,731,790             0.5%
    City National Corp.                                         2,441    218,714             0.0%
    CME Group, Inc.                                             8,289    783,062             0.1%
    CNA Financial Corp.                                         1,453     53,122             0.0%
    Comerica, Inc.                                              8,466    367,424             0.1%
#   Commerce Bancshares, Inc.                                   7,489    341,124             0.1%
#*  Credit Acceptance Corp.                                     1,140    215,563             0.0%
#   Cullen/Frost Bankers, Inc.                                  4,009    274,376             0.0%
    Discover Financial Services                                16,879    948,937             0.1%
*   E*TRADE Financial Corp.                                    13,795    393,295             0.1%
    East West Bancorp, Inc.                                     8,586    346,789             0.1%
    Eaton Vance Corp.                                           8,879    320,621             0.0%
    Endurance Specialty Holdings, Ltd.                          4,200    265,146             0.0%
    Erie Indemnity Co. Class A                                  3,999    349,753             0.1%
    Everest Re Group, Ltd.                                      3,159    562,207             0.1%
#   FactSet Research Systems, Inc.                              1,021    178,798             0.0%
    Fifth Third Bancorp                                        38,539    734,168             0.1%
#   First American Financial Corp.                              8,268    315,259             0.0%
    First Niagara Financial Group, Inc.                         6,123     63,373             0.0%
    First Republic Bank                                         8,413    549,453             0.1%
    FirstMerit Corp.                                            2,975     55,900             0.0%
    FNF Group                                                   9,614    339,182             0.0%
*   FNFV Group                                                  1,571     17,658             0.0%
*   Forest City Enterprises, Inc. Class A                       6,993    154,545             0.0%
    Franklin Resources, Inc.                                   14,382    586,210             0.1%
    Goldman Sachs Group, Inc. (The)                            12,651  2,372,062             0.3%
    Hartford Financial Services Group, Inc. (The)              13,512    625,065             0.1%
*   Howard Hughes Corp. (The)                                   2,211    273,235             0.0%
    Huntington Bancshares, Inc.                                45,947    504,039             0.1%
    Intercontinental Exchange, Inc.                             2,720    686,528             0.1%
    Invesco, Ltd.                                              20,688    686,221             0.1%
    Investors Bancorp, Inc.                                    20,526    256,780             0.0%
    Jones Lang LaSalle, Inc.                                    2,856    476,124             0.1%
    JPMorgan Chase & Co.                                       95,052  6,107,091             0.9%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Financials -- (Continued)
    KeyCorp                                                   40,364 $  501,321             0.1%
    Legg Mason, Inc.                                           6,234    278,972             0.0%
    Leucadia National Corp.                                   17,446    349,094             0.1%
    Lincoln National Corp.                                    11,941    638,963             0.1%
    Loews Corp.                                               17,671    644,285             0.1%
#   LPL Financial Holdings, Inc.                               7,655    326,103             0.0%
#   M&T Bank Corp.                                             3,627    434,696             0.1%
*   Markel Corp.                                                 664    576,352             0.1%
    Marsh & McLennan Cos., Inc.                               15,802    880,803             0.1%
    McGraw Hill Financial, Inc.                                9,140    846,730             0.1%
    MetLife, Inc.                                             21,765  1,096,521             0.2%
    Moody's Corp.                                              4,885    469,742             0.1%
    Morgan Stanley                                            33,352  1,099,615             0.2%
    Morningstar, Inc.                                            688     56,492             0.0%
    MSCI, Inc.                                                 5,202    348,534             0.1%
    Nasdaq, Inc.                                               8,158    472,267             0.1%
    Navient Corp.                                             43,623    575,387             0.1%
#   New York Community Bancorp, Inc.                          21,140    349,233             0.1%
    Northern Trust Corp.                                      14,097    992,288             0.1%
    NorthStar Asset Management Group, Inc.                     5,300     77,539             0.0%
    Old Republic International Corp.                          16,378    295,459             0.0%
    PacWest Bancorp                                            6,375    287,130             0.0%
    PartnerRe, Ltd.                                            2,666    370,574             0.1%
#   People's United Financial, Inc.                           19,611    312,795             0.0%
    PNC Financial Services Group, Inc. (The)                  11,726  1,058,389             0.2%
    Popular, Inc.                                              1,497     44,266             0.0%
    Principal Financial Group, Inc.                           17,318    868,671             0.1%
    ProAssurance Corp.                                           758     40,144             0.0%
    Progressive Corp. (The)                                   38,400  1,272,192             0.2%
    Prosperity Bancshares, Inc.                                2,006    103,068             0.0%
    Prudential Financial, Inc.                                11,677    963,352             0.1%
    Raymond James Financial, Inc.                              8,533    470,254             0.1%
*   Realogy Holdings Corp.                                    10,564    413,052             0.1%
    Regions Financial Corp.                                   63,777    596,315             0.1%
    Reinsurance Group of America, Inc.                         3,088    278,661             0.0%
    RenaissanceRe Holdings, Ltd.                               2,915    319,571             0.0%
*   Santander Consumer USA Holdings, Inc.                     15,949    287,241             0.0%
    SEI Investments Co.                                        5,208    269,879             0.0%
*   Signature Bank                                             2,811    418,614             0.1%
*   SLM Corp.                                                 23,827    168,219             0.0%
*   Springleaf Holdings, Inc.                                  6,248    293,094             0.0%
    State Street Corp.                                        10,594    730,986             0.1%
    SunTrust Banks, Inc.                                      13,281    551,427             0.1%
*   SVB Financial Group                                        3,199    390,502             0.1%
#*  Synchrony Financial                                        6,123    188,343             0.0%
    Synovus Financial Corp.                                    8,100    256,203             0.0%
    T Rowe Price Group, Inc.                                   9,604    726,254             0.1%
    TD Ameritrade Holding Corp.                                8,864    305,542             0.0%
    TFS Financial Corp.                                        8,617    151,315             0.0%
    Torchmark Corp.                                            6,001    348,118             0.1%
    Travelers Cos., Inc. (The)                                13,725  1,549,415             0.2%
    U.S. Bancorp.                                             56,351  2,376,885             0.3%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Financials -- (Continued)
    Umpqua Holdings Corp.                                       9,585 $   160,070             0.0%
    Unum Group                                                 11,738     406,722             0.1%
    Validus Holdings, Ltd.                                      3,107     137,640             0.0%
    Voya Financial, Inc.                                       10,895     442,010             0.1%
    Waddell & Reed Financial, Inc. Class A                      4,900     181,006             0.0%
    Wells Fargo & Co.                                         160,766   8,703,871             1.2%
    White Mountains Insurance Group, Ltd.                         200     158,000             0.0%
    Willis Group Holdings P.L.C.                                7,153     319,095             0.0%
    WR Berkley Corp.                                            7,218     402,981             0.1%
    XL Group P.L.C.                                            14,590     555,587             0.1%
    Zions Bancorporation                                        9,669     278,177             0.0%
                                                                      -----------            ----
Total Financials                                                       96,364,331            13.8%
                                                                      -----------            ----
Health Care -- (12.7%)
    Abbott Laboratories                                        37,819   1,694,291             0.2%
    AbbVie, Inc.                                               56,560   3,368,148             0.5%
*   ABIOMED, Inc.                                               1,200      88,392             0.0%
#*  Acadia Healthcare Co., Inc.                                 3,175     194,977             0.0%
#*  ACADIA Pharmaceuticals, Inc.                                2,775      96,626             0.0%
    Aetna, Inc.                                                13,015   1,493,862             0.2%
    Agilent Technologies, Inc.                                 13,292     501,906             0.1%
#*  Akorn, Inc.                                                 4,201     112,335             0.0%
*   Alere, Inc.                                                 5,191     239,409             0.0%
*   Alexion Pharmaceuticals, Inc.                               4,311     758,736             0.1%
*   Align Technology, Inc.                                      4,811     314,928             0.1%
*   Alkermes P.L.C.                                             3,068     220,651             0.0%
*   Allergan P.L.C.                                             9,312   2,872,473             0.4%
*   Alnylam Pharmaceuticals, Inc.                               1,696     145,771             0.0%
    AmerisourceBergen Corp.                                     3,102     299,374             0.0%
    Amgen, Inc.                                                23,819   3,767,689             0.5%
*   Amsurg Corp.                                                3,124     218,961             0.0%
*   Anacor Pharmaceuticals, Inc.                                1,400     157,374             0.0%
    Anthem, Inc.                                               10,226   1,422,948             0.2%
#*  athenahealth, Inc.                                          1,541     234,925             0.0%
    Baxalta, Inc.                                              11,667     402,045             0.1%
    Baxter International, Inc.                                 13,779     515,197             0.1%
    Becton Dickinson and Co.                                    4,676     666,424             0.1%
*   Bio-Rad Laboratories, Inc. Class A                          1,490     207,825             0.0%
    Bio-Techne Corp.                                            1,853     163,435             0.0%
*   Biogen, Inc.                                                6,612   1,920,852             0.3%
*   BioMarin Pharmaceutical, Inc.                               2,543     297,633             0.0%
*   Bluebird Bio, Inc.                                          1,203      92,787             0.0%
*   Boston Scientific Corp.                                    33,690     615,853             0.1%
    Bristol-Myers Squibb Co.                                   33,779   2,227,725             0.3%
*   Brookdale Senior Living, Inc.                              10,483     219,200             0.0%
*   Bruker Corp.                                                2,980      54,743             0.0%
    Cardinal Health, Inc.                                       9,840     808,848             0.1%
*   Celgene Corp.                                              22,627   2,776,559             0.4%
*   Centene Corp.                                               5,358     318,694             0.1%
*   Cepheid                                                       778      25,985             0.0%
*   Cerner Corp.                                                7,842     519,846             0.1%
    Cigna Corp.                                                 7,178     962,139             0.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Health Care -- (Continued)
*   Clovis Oncology, Inc.                                         653 $   65,241             0.0%
*   Community Health Systems, Inc.                             12,156    340,854             0.1%
#   Cooper Cos., Inc. (The)                                     2,241    341,439             0.1%
    CR Bard, Inc.                                               2,372    442,022             0.1%
*   DaVita HealthCare Partners, Inc.                           14,934  1,157,534             0.2%
    DENTSPLY International, Inc.                                5,577    339,361             0.1%
*   DexCom, Inc.                                                2,248    187,303             0.0%
*   Edwards Lifesciences Corp.                                  3,294    517,652             0.1%
    Eli Lilly & Co.                                            21,200  1,729,284             0.3%
*   Endo International P.L.C.                                   9,604    576,144             0.1%
*   Envision Healthcare Holdings, Inc.                          7,092    199,994             0.0%
*   Express Scripts Holding Co.                                22,884  1,976,720             0.3%
    Gilead Sciences, Inc.                                      50,553  5,466,296             0.8%
*   HCA Holdings, Inc.                                          8,665    596,065             0.1%
*   Health Net, Inc.                                            4,758    305,749             0.1%
    HealthSouth Corp.                                           5,846    203,616             0.0%
*   Henry Schein, Inc.                                          3,438    521,579             0.1%
*   Hologic, Inc.                                              14,907    579,286             0.1%
#*  Horizon Pharma P.L.C.                                       6,852    107,713             0.0%
    Humana, Inc.                                                4,332    773,825             0.1%
#*  IDEXX Laboratories, Inc.                                    2,958    202,978             0.0%
*   Illumina, Inc.                                              4,069    583,006             0.1%
*   IMS Health Holdings, Inc.                                   9,181    249,907             0.0%
*   Incyte Corp.                                                4,572    537,347             0.1%
#*  Intercept Pharmaceuticals, Inc.                               800    125,760             0.0%
#*  Intrexon Corp.                                              3,002    100,867             0.0%
*   Intuitive Surgical, Inc.                                      652    323,783             0.1%
*   Isis Pharmaceuticals, Inc.                                  1,382     66,543             0.0%
*   Jazz Pharmaceuticals P.L.C.                                 1,771    243,123             0.0%
    Johnson & Johnson                                          90,207  9,113,613             1.3%
*   Laboratory Corp. of America Holdings                        5,680    697,163             0.1%
*   Mallinckrodt P.L.C.                                         5,349    351,269             0.1%
    McKesson Corp.                                              6,834  1,221,919             0.2%
*   Medivation, Inc.                                            5,030    211,562             0.0%
*   MEDNAX, Inc.                                                5,108    359,961             0.1%
    Medtronic P.L.C.                                           35,081  2,593,188             0.4%
    Merck & Co., Inc.                                          88,773  4,852,332             0.7%
*   Mettler-Toledo International, Inc.                            885    275,226             0.0%
#*  Molina Healthcare, Inc.                                     3,700    229,400             0.0%
*   Mylan NV                                                    9,126    402,365             0.1%
*   Neurocrine Biosciences, Inc.                                2,724    133,721             0.0%
#*  Opko Health, Inc.                                          10,430     98,564             0.0%
    Patterson Cos., Inc.                                        7,163    339,526             0.1%
    PerkinElmer, Inc.                                           4,570    235,995             0.0%
    Perrigo Co. P.L.C.                                          2,233    352,233             0.1%
    Pfizer, Inc.                                              200,860  6,793,085             1.0%
#*  Premier, Inc. Class A                                       1,699     57,443             0.0%
    Quest Diagnostics, Inc.                                     9,929    674,676             0.1%
*   Quintiles Transnational Holdings, Inc.                      2,949    187,704             0.0%
*   Regeneron Pharmaceuticals, Inc.                             1,826  1,017,794             0.2%
    ResMed, Inc.                                                4,233    243,863             0.0%
#*  Seattle Genetics, Inc.                                      3,976    164,964             0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE+    OF NET ASSETS**
                                                              ------ ----------- ---------------
Health Care -- (Continued)
*   Sirona Dental Systems, Inc.                                2,770 $   302,290             0.0%
    St Jude Medical, Inc.                                      8,306     530,006             0.1%
#   STERIS Corp.                                               4,148     310,893             0.1%
    Stryker Corp.                                              8,560     818,507             0.1%
*   Taro Pharmaceutical Industries, Ltd.                         803     116,612             0.0%
*   Team Health Holdings, Inc.                                 4,061     242,320             0.0%
#   Teleflex, Inc.                                             2,639     350,987             0.1%
#*  Tenet Healthcare Corp.                                     6,816     213,818             0.0%
    Thermo Fisher Scientific, Inc.                            12,399   1,621,541             0.2%
*   Ultragenyx Pharmaceutical, Inc.                            1,224     121,604             0.0%
*   United Therapeutics Corp.                                  1,226     179,768             0.0%
    UnitedHealth Group, Inc.                                  35,225   4,148,801             0.6%
    Universal Health Services, Inc. Class B                    4,887     596,654             0.1%
*   Varian Medical Systems, Inc.                               3,507     275,405             0.0%
*   VCA, Inc.                                                  5,533     303,042             0.1%
*   Vertex Pharmaceuticals, Inc.                               3,866     482,245             0.1%
*   Waters Corp.                                               2,296     293,429             0.0%
*   WellCare Health Plans, Inc.                                1,901     168,429             0.0%
    West Pharmaceutical Services, Inc.                         4,323     259,423             0.0%
    Zimmer Holdings, Inc.                                      4,601     481,127             0.1%
    Zoetis, Inc.                                              15,181     652,935             0.1%
                                                                     -----------            ----
Total Health Care                                                     92,937,959            13.3%
                                                                     -----------            ----
Industrials -- (12.0%)
    3M Co.                                                    21,546   3,387,247             0.5%
    Acuity Brands, Inc.                                        1,421     310,631             0.0%
#   ADT Corp. (The)                                           19,905     657,661             0.1%
*   AECOM                                                      9,540     281,144             0.0%
#   AGCO Corp.                                                 7,025     339,940             0.1%
    Air Lease Corp.                                            3,866     130,323             0.0%
    Alaska Air Group, Inc.                                     7,871     600,164             0.1%
    Allegion P.L.C.                                            3,331     217,081             0.0%
    Allison Transmission Holdings, Inc.                       15,356     440,717             0.1%
    AMERCO                                                     1,583     643,189             0.1%
    American Airlines Group, Inc.                             22,473   1,038,702             0.2%
    AMETEK, Inc.                                              11,608     636,351             0.1%
    AO Smith Corp.                                             3,579     274,939             0.0%
*   Avis Budget Group, Inc.                                   12,341     616,310             0.1%
    B/E Aerospace, Inc.                                        6,790     318,790             0.0%
*   Babcock & Wilcox Enterprises, Inc.                         1,255      21,310             0.0%
    Boeing Co. (The)                                          21,608   3,199,497             0.5%
    BWX Technologies, Inc.                                     2,510      71,033             0.0%
    Carlisle Cos., Inc.                                        3,680     320,160             0.0%
#   Caterpillar, Inc.                                         25,730   1,878,033             0.3%
    CH Robinson Worldwide, Inc.                                4,661     323,380             0.1%
#   Chicago Bridge & Iron Co. NV                              10,430     467,994             0.1%
    Cintas Corp.                                               3,685     343,037             0.1%
    Civeo Corp.                                                2,890       5,375             0.0%
#*  Clean Harbors, Inc.                                        1,175      54,626             0.0%
*   Colfax Corp.                                               7,881     212,472             0.0%
*   Copart, Inc.                                               8,538     309,161             0.0%
    Crane Co.                                                  1,416      74,538             0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Industrials -- (Continued)
    CSX Corp.                                                  44,968 $1,213,686             0.2%
    Cummins, Inc.                                               7,384    764,318             0.1%
    Danaher Corp.                                              15,983  1,491,374             0.2%
#   Deere & Co.                                                12,672    988,416             0.1%
    Delta Air Lines, Inc.                                      28,424  1,445,076             0.2%
#   Donaldson Co., Inc.                                         9,557    288,621             0.0%
    Dover Corp.                                                13,198    850,347             0.1%
    Dun & Bradstreet Corp. (The)                                1,694    192,896             0.0%
    Eaton Corp. P.L.C.                                         15,203    850,000             0.1%
    Emerson Electric Co.                                       26,858  1,268,503             0.2%
    Equifax, Inc.                                               4,059    432,568             0.1%
    Expeditors International of Washington, Inc.                6,383    317,810             0.0%
#   Fastenal Co.                                                9,909    388,036             0.1%
    FedEx Corp.                                                10,610  1,655,690             0.2%
    Flowserve Corp.                                             7,500    347,700             0.1%
    Fluor Corp.                                                12,226    584,525             0.1%
    Fortune Brands Home & Security, Inc.                        6,380    333,865             0.1%
    General Dynamics Corp.                                      7,913  1,175,714             0.2%
    General Electric Co.                                      256,969  7,431,543             1.1%
*   Genesee & Wyoming, Inc. Class A                             2,302    154,464             0.0%
#   Graco, Inc.                                                 3,982    292,279             0.0%
*   HD Supply Holdings, Inc.                                    5,443    162,147             0.0%
*   Hertz Global Holdings, Inc.                                43,209    842,575             0.1%
    Hexcel Corp.                                                6,951    321,970             0.1%
    Honeywell International, Inc.                              26,682  2,755,717             0.4%
    Hubbell, Inc. Class A                                         100     11,816             0.0%
    Hubbell, Inc. Class B                                       2,817    272,826             0.0%
    Huntington Ingalls Industries, Inc.                         3,957    474,603             0.1%
    IDEX Corp.                                                  4,238    325,309             0.1%
*   IHS, Inc. Class A                                           2,730    326,344             0.1%
    Illinois Tool Works, Inc.                                  10,801    993,044             0.1%
    Ingersoll-Rand P.L.C.                                      18,794  1,113,732             0.2%
    ITT Corp.                                                   2,579    102,077             0.0%
*   Jacobs Engineering Group, Inc.                              6,254    251,036             0.0%
    JB Hunt Transport Services, Inc.                            4,353    332,439             0.1%
*   JetBlue Airways Corp.                                      26,938    669,140             0.1%
    Kansas City Southern                                        7,956    658,439             0.1%
    KAR Auction Services, Inc.                                  8,492    326,093             0.1%
    KBR, Inc.                                                   2,124     39,167             0.0%
*   Kirby Corp.                                                 5,215    340,487             0.1%
    L-3 Communications Holdings, Inc.                           4,521    571,454             0.1%
    Lennox International, Inc.                                  2,713    360,313             0.1%
    Lincoln Electric Holdings, Inc.                             5,710    341,515             0.1%
    Lockheed Martin Corp.                                       8,836  1,942,418             0.3%
#   Manpowergroup, Inc.                                         5,337    489,830             0.1%
    Masco Corp.                                                 8,811    255,519             0.0%
*   Middleby Corp. (The)                                        2,081    243,352             0.0%
    MSC Industrial Direct Co., Inc. Class A                     3,127    196,282             0.0%
    Nielsen Holdings P.L.C.                                    12,236    581,332             0.1%
    Nordson Corp.                                               4,367    311,105             0.0%
    Norfolk Southern Corp.                                     11,123    890,174             0.1%
    Northrop Grumman Corp.                                      5,705  1,071,114             0.2%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Industrials -- (Continued)
*   Old Dominion Freight Line, Inc.                            5,035 $  311,868             0.0%
    Orbital ATK, Inc.                                          4,072    348,645             0.1%
#   Oshkosh Corp.                                              2,396     98,452             0.0%
    Owens Corning                                              9,380    427,071             0.1%
#   PACCAR, Inc.                                              15,359    808,651             0.1%
    Parker-Hannifin Corp.                                      8,750    916,125             0.1%
    Pentair P.L.C.                                            10,774    602,482             0.1%
#   Pitney Bowes, Inc.                                        13,046    269,400             0.0%
    Precision Castparts Corp.                                  4,121    951,168             0.1%
#*  Quanta Services, Inc.                                     10,374    208,621             0.0%
    Raytheon Co.                                               8,508    998,839             0.1%
    Republic Services, Inc.                                   24,825  1,085,845             0.2%
    Robert Half International, Inc.                            5,089    267,987             0.0%
    Rockwell Automation, Inc.                                  5,377    586,953             0.1%
    Rockwell Collins, Inc.                                     5,079    440,451             0.1%
    Rollins, Inc.                                             10,622    284,882             0.0%
    Roper Technologies, Inc.                                   2,894    539,297             0.1%
    RR Donnelley & Sons Co.                                    3,166     53,410             0.0%
    Ryder System, Inc.                                         6,815    489,181             0.1%
*   Sensata Technologies Holding NV                            5,110    245,740             0.0%
    Snap-on, Inc.                                              2,508    416,052             0.1%
#*  SolarCity Corp.                                            3,867    114,657             0.0%
    Southwest Airlines Co.                                    33,811  1,565,111             0.2%
*   Spirit Aerosystems Holdings, Inc. Class A                  5,904    311,377             0.0%
*   Spirit Airlines, Inc.                                      6,150    228,288             0.0%
    Stanley Black & Decker, Inc.                              11,048  1,170,867             0.2%
*   Stericycle, Inc.                                           2,555    310,100             0.0%
#*  Swift Transportation Co.                                   5,731     89,575             0.0%
*   Teledyne Technologies, Inc.                                  733     65,406             0.0%
    Terex Corp.                                                2,690     53,961             0.0%
    Textron, Inc.                                             19,928    840,364             0.1%
    Toro Co. (The)                                             3,400    255,918             0.0%
    Towers Watson & Co. Class A                                3,144    388,473             0.1%
*   TransDigm Group, Inc.                                      1,339    294,379             0.0%
#   Trinity Industries, Inc.                                  17,371    470,233             0.1%
    Tyco International P.L.C.                                 12,700    462,788             0.1%
    Union Pacific Corp.                                       31,610  2,824,353             0.4%
*   United Continental Holdings, Inc.                         15,587    940,052             0.1%
    United Parcel Service, Inc. Class B                       23,516  2,422,618             0.4%
*   United Rentals, Inc.                                       9,145    684,595             0.1%
    United Technologies Corp.                                 31,471  3,097,061             0.4%
#*  USG Corp.                                                  6,991    164,778             0.0%
*   Vectrus, Inc.                                                279      6,939             0.0%
*   Verisk Analytics, Inc.                                     4,885    349,815             0.1%
#*  Veritiv Corp.                                                102      4,284             0.0%
*   WABCO Holdings, Inc.                                       1,951    218,961             0.0%
    Wabtec Corp.                                               2,904    240,654             0.0%
    Waste Connections, Inc.                                   10,354    564,086             0.1%
    Waste Management, Inc.                                    18,468    992,840             0.1%
    Watsco, Inc.                                               2,124    261,316             0.0%
#   WW Grainger, Inc.                                          2,636    553,560             0.1%
#*  XPO Logistics, Inc.                                        6,044    167,781             0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Industrials -- (Continued)
    Xylem, Inc.                                                10,434 $   379,902             0.1%
                                                                      -----------            ----
Total Industrials                                                      88,060,817            12.6%
                                                                      -----------            ----
Information Technology -- (18.9%)
    Accenture P.L.C. Class A                                   21,087   2,260,526             0.3%
    Activision Blizzard, Inc.                                  32,215   1,119,793             0.2%
*   Adobe Systems, Inc.                                         8,432     747,581             0.1%
*   Akamai Technologies, Inc.                                   4,452     270,771             0.0%
*   Alliance Data Systems Corp.                                 1,927     572,916             0.1%
*   Alphabet, Inc. Class A                                      7,158   5,278,238             0.8%
*   Alphabet, Inc. Class C                                      7,574   5,383,675             0.8%
    Altera Corp.                                                4,995     262,487             0.0%
    Amdocs, Ltd.                                                9,327     555,609             0.1%
    Amphenol Corp. Class A                                     10,157     550,713             0.1%
    Analog Devices, Inc.                                        8,665     520,940             0.1%
*   ANSYS, Inc.                                                 3,724     354,934             0.1%
    Apple, Inc.                                               197,174  23,562,293             3.4%
    Applied Materials, Inc.                                    36,848     617,941             0.1%
#*  Arista Networks, Inc.                                       3,177     204,948             0.0%
*   ARRIS Group, Inc.                                          14,015     396,064             0.1%
*   Arrow Electronics, Inc.                                     6,649     365,629             0.1%
#*  Aspen Technology, Inc.                                      1,797      74,378             0.0%
    Atmel Corp.                                                 7,895      60,002             0.0%
*   Autodesk, Inc.                                              4,513     249,073             0.0%
    Automatic Data Processing, Inc.                            13,445   1,169,581             0.2%
#   Avago Technologies, Ltd.                                    8,203   1,010,035             0.1%
    Avnet, Inc.                                                 8,766     398,239             0.1%
*   Blackhawk Network Holdings, Inc.                            1,128      48,030             0.0%
    Booz Allen Hamilton Holding Corp.                           9,363     275,834             0.0%
    Broadcom Corp. Class A                                      8,616     442,862             0.1%
    Broadridge Financial Solutions, Inc.                        3,349     199,533             0.0%
    Brocade Communications Systems, Inc.                       33,137     345,288             0.1%
    CA, Inc.                                                   31,816     881,621             0.1%
*   Cadence Design Systems, Inc.                               14,530     322,857             0.1%
*   Cavium, Inc.                                                  600      42,570             0.0%
    CDK Global, Inc.                                            4,109     204,587             0.0%
    CDW Corp.                                                  13,793     616,409             0.1%
    Cisco Systems, Inc.                                       152,962   4,412,954             0.6%
*   Citrix Systems, Inc.                                        4,815     395,312             0.1%
    Cognex Corp.                                                3,900     146,640             0.0%
*   Cognizant Technology Solutions Corp. Class A               15,369   1,046,783             0.2%
*   CommScope Holding Co., Inc.                                14,692     476,462             0.1%
    Computer Sciences Corp.                                     5,499     366,178             0.1%
    Corning, Inc.                                              31,666     588,988             0.1%
*   CoStar Group, Inc.                                          1,031     209,365             0.0%
#*  Cree, Inc.                                                  1,600      40,304             0.0%
#   Cypress Semiconductor Corp.                                14,358     151,333             0.0%
#   Dolby Laboratories, Inc. Class A                            2,203      76,378             0.0%
    DST Systems, Inc.                                           2,212     270,196             0.0%
*   eBay, Inc.                                                 37,046   1,033,583             0.2%
*   EchoStar Corp. Class A                                      3,087     138,390             0.0%
*   Electronic Arts, Inc.                                       9,265     667,729             0.1%

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U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Information Technology -- (Continued)
    EMC Corp.                                                  71,606 $ 1,877,509             0.3%
*   EPAM Systems, Inc.                                          1,500     116,025             0.0%
*   Euronet Worldwide, Inc.                                     3,000     240,720             0.0%
*   F5 Networks, Inc.                                           1,724     189,985             0.0%
*   Facebook, Inc. Class A                                     36,657   3,737,914             0.5%
    FEI Co.                                                       417      30,103             0.0%
    Fidelity National Information Services, Inc.               10,847     790,963             0.1%
#*  FireEye, Inc.                                               5,023     131,351             0.0%
*   First Solar, Inc.                                           6,278     358,286             0.1%
*   Fiserv, Inc.                                                7,042     679,623             0.1%
*   FleetCor Technologies, Inc.                                 4,333     627,678             0.1%
*   Flextronics International, Ltd.                            46,528     529,954             0.1%
    FLIR Systems, Inc.                                         11,180     298,171             0.0%
*   Fortinet, Inc.                                              4,295     147,576             0.0%
*   Freescale Semiconductor, Ltd.                               3,223     107,938             0.0%
*   Gartner, Inc.                                               2,263     205,186             0.0%
*   Genpact, Ltd.                                              13,966     346,078             0.1%
    Global Payments, Inc.                                       4,057     553,415             0.1%
*   Guidewire Software, Inc.                                    2,600     151,398             0.0%
    Harris Corp.                                                5,800     458,954             0.1%
    HP, Inc.                                                   79,186   2,134,855             0.3%
    IAC/InterActiveCorp                                         4,934     330,627             0.1%
    Ingram Micro, Inc. Class A                                  9,662     287,734             0.0%
    Intel Corp.                                               193,793   6,561,831             0.9%
    International Business Machines Corp.                      31,142   4,362,371             0.6%
    Intuit, Inc.                                                7,493     730,043             0.1%
#*  IPG Photonics Corp.                                         3,874     320,070             0.1%
    Jabil Circuit, Inc.                                        14,973     344,080             0.1%
    Jack Henry & Associates, Inc.                               4,133     319,646             0.0%
    Juniper Networks, Inc.                                     18,787     589,724             0.1%
*   Keysight Technologies, Inc.                                 8,005     264,805             0.0%
    KLA-Tencor Corp.                                            5,111     343,050             0.1%
    Lam Research Corp.                                          9,474     725,614             0.1%
    Leidos Holdings, Inc.                                       1,862      97,885             0.0%
    Linear Technology Corp.                                     8,416     373,839             0.1%
*   LinkedIn Corp. Class A                                      1,819     438,143             0.1%
*   Lumentum Holdings, Inc.                                       523       7,500             0.0%
*   Manhattan Associates, Inc.                                  4,693     341,885             0.1%
    Marvell Technology Group, Ltd.                             24,629     202,204             0.0%
    MasterCard, Inc. Class A                                   34,142   3,379,717             0.5%
    Maxim Integrated Products, Inc.                            10,549     432,298             0.1%
    MAXIMUS, Inc.                                               4,418     301,308             0.0%
#   Microchip Technology, Inc.                                 10,228     493,910             0.1%
*   Micron Technology, Inc.                                    39,980     662,069             0.1%
    Microsoft Corp.                                           235,212  12,381,560             1.8%
    Motorola Solutions, Inc.                                    4,182     292,615             0.0%
    National Instruments Corp.                                  6,049     184,313             0.0%
*   NCR Corp.                                                  10,800     287,280             0.0%
    NetApp, Inc.                                               16,309     554,506             0.1%
#*  NetSuite, Inc.                                              1,031      87,707             0.0%
#*  NeuStar, Inc. Class A                                       1,135      30,861             0.0%
*   Nuance Communications, Inc.                                19,110     324,297             0.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Information Technology -- (Continued)
    NVIDIA Corp.                                               26,473 $  751,039             0.1%
*   ON Semiconductor Corp.                                     35,322    388,542             0.1%
    Oracle Corp.                                              109,648  4,258,728             0.6%
*   Palo Alto Networks, Inc.                                    1,127    181,447             0.0%
#   Paychex, Inc.                                              11,545    595,491             0.1%
*   PayPal Holdings, Inc.                                      22,674    816,491             0.1%
*   PTC, Inc.                                                   5,734    203,213             0.0%
*   Qorvo, Inc.                                                 7,108    312,254             0.0%
    QUALCOMM, Inc.                                             48,551  2,884,900             0.4%
*   Rackspace Hosting, Inc.                                    10,039    259,508             0.0%
*   Red Hat, Inc.                                               4,409    348,796             0.1%
    Sabre Corp.                                                 6,152    180,377             0.0%
*   salesforce.com inc                                         10,484    814,712             0.1%
    SanDisk Corp.                                              10,063    774,851             0.1%
#   Seagate Technology P.L.C.                                  12,680    482,601             0.1%
*   ServiceNow, Inc.                                            2,439    199,144             0.0%
    Skyworks Solutions, Inc.                                    5,740    443,358             0.1%
*   SolarWinds, Inc.                                            1,400     81,242             0.0%
    Solera Holdings, Inc.                                       1,539     84,122             0.0%
#*  Splunk, Inc.                                                1,759     98,785             0.0%
    SS&C Technologies Holdings, Inc.                            3,860    286,219             0.0%
#*  SunPower Corp.                                              6,535    175,399             0.0%
    Symantec Corp.                                             40,734    839,120             0.1%
*   Synopsys, Inc.                                              7,379    368,802             0.1%
*   Syntel, Inc.                                                2,850    134,064             0.0%
*   Tableau Software, Inc. Class A                                933     78,335             0.0%
    TE Connectivity, Ltd.                                      14,457    931,609             0.1%
#*  Teradata Corp.                                              8,678    243,939             0.0%
    Teradyne, Inc.                                             13,611    265,687             0.0%
    Texas Instruments, Inc.                                    34,634  1,964,441             0.3%
    Total System Services, Inc.                                 8,256    433,027             0.1%
*   Trimble Navigation, Ltd.                                   15,516    352,989             0.1%
#*  Twitter, Inc.                                               7,789    221,675             0.0%
*   Tyler Technologies, Inc.                                    1,468    250,089             0.0%
#   Ubiquiti Networks, Inc.                                       923     26,933             0.0%
*   Ultimate Software Group, Inc. (The)                           727    148,563             0.0%
*   Vantiv, Inc. Class A                                        5,248    263,187             0.0%
*   VeriFone Systems, Inc.                                      5,152    155,281             0.0%
#*  VeriSign, Inc.                                              2,910    234,546             0.0%
#   Visa, Inc. Class A                                         50,398  3,909,877             0.6%
*   VMware, Inc. Class A                                        1,635     98,345             0.0%
    Western Digital Corp.                                       8,981    600,110             0.1%
#   Western Union Co. (The)                                    20,433    393,335             0.1%
*   WEX, Inc.                                                   2,148    193,127             0.0%
#*  Workday, Inc. Class A                                       1,215     95,949             0.0%
    Xerox Corp.                                                64,242    603,232             0.1%
    Xilinx, Inc.                                               12,433    592,060             0.1%
*   Yahoo!, Inc.                                               21,210    755,500             0.1%
*   Zebra Technologies Corp. Class A                            3,409    262,152             0.0%
#*  Zillow Group, Inc. Class A                                  3,330    102,597             0.0%
#*  Zillow Group, Inc. Class C                                  6,660    184,415             0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------ ------------ ---------------
Information Technology -- (Continued)
*   Zynga, Inc. Class A                                       11,278 $     26,729             0.0%
                                                                     ------------            ----
Total Information Technology                                          138,504,660            19.8%
                                                                     ------------            ----
Materials -- (3.8%)
    Air Products & Chemicals, Inc.                             6,335      880,438             0.1%
    Airgas, Inc.                                               5,974      574,460             0.1%
    Albemarle Corp.                                            5,717      305,974             0.0%
    Alcoa, Inc.                                               42,195      376,801             0.1%
    AptarGroup, Inc.                                           5,409      397,886             0.1%
    Ashland, Inc.                                              4,047      444,037             0.1%
    Avery Dennison Corp.                                       7,273      472,527             0.1%
    Ball Corp.                                                 4,416      302,496             0.0%
    Bemis Co., Inc.                                           10,750      492,135             0.1%
*   Berry Plastics Group, Inc.                                 5,674      190,079             0.0%
    Celanese Corp. Series A                                    6,812      483,993             0.1%
    CF Industries Holdings, Inc.                              19,398      984,836             0.1%
    Chemours Co. (The)                                         3,818       26,459             0.0%
*   Crown Holdings, Inc.                                       4,456      236,346             0.0%
    Cytec Industries, Inc.                                     4,203      312,787             0.1%
    Dow Chemical Co. (The)                                    38,041    1,965,578             0.3%
    Eagle Materials, Inc.                                      3,056      201,788             0.0%
    Eastman Chemical Co.                                      12,540      905,012             0.1%
    Ecolab, Inc.                                               6,946      835,951             0.1%
    EI du Pont de Nemours & Co.                               21,745    1,378,633             0.2%
    FMC Corp.                                                  3,349      136,338             0.0%
    Freeport-McMoRan, Inc.                                    16,151      190,097             0.0%
    Graphic Packaging Holding Co.                             31,518      446,295             0.1%
    Huntsman Corp.                                            27,597      363,452             0.1%
    International Flavors & Fragrances, Inc.                   2,652      307,791             0.0%
    International Paper Co.                                   19,171      818,410             0.1%
    LyondellBasell Industries NV Class A                      12,957    1,203,835             0.2%
#   Martin Marietta Materials, Inc.                            3,211      498,187             0.1%
    Monsanto Co.                                              14,396    1,341,995             0.2%
    Mosaic Co. (The)                                          19,796      668,907             0.1%
    NewMarket Corp.                                              794      312,630             0.1%
    Newmont Mining Corp.                                      22,799      443,669             0.1%
    Nucor Corp.                                               19,696      833,141             0.1%
    Olin Corp.                                                25,943      497,587             0.1%
*   Owens-Illinois, Inc.                                       5,872      126,542             0.0%
    Packaging Corp. of America                                 6,259      428,429             0.1%
#*  Platform Specialty Products Corp.                         13,223      138,048             0.0%
    PolyOne Corp.                                              1,543       51,598             0.0%
    PPG Industries, Inc.                                       7,612      793,627             0.1%
    Praxair, Inc.                                              9,256    1,028,249             0.2%
    Reliance Steel & Aluminum Co.                              5,862      351,485             0.1%
    Royal Gold, Inc.                                           3,037      145,290             0.0%
    RPM International, Inc.                                    5,543      253,371             0.0%
    Scotts Miracle-Gro Co. (The) Class A                       4,407      291,567             0.0%
    Sealed Air Corp.                                           6,354      312,108             0.0%
    Sherwin-Williams Co. (The)                                 2,532      675,614             0.1%
    Sigma-Aldrich Corp.                                        1,017      142,095             0.0%
    Sonoco Products Co.                                        9,980      426,046             0.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Materials -- (Continued)
#   Southern Copper Corp.                                       4,414 $   122,533             0.0%
    Steel Dynamics, Inc.                                       15,341     283,348             0.0%
    Valspar Corp. (The)                                         3,319     268,673             0.0%
    Vulcan Materials Co.                                        6,475     625,355             0.1%
    Westlake Chemical Corp.                                     4,839     291,647             0.0%
    WestRock Co.                                               19,054   1,024,343             0.2%
*   WR Grace & Co.                                              1,885     189,065             0.0%
                                                                      -----------             ---
Total Materials                                                        27,799,583             4.0%
                                                                      -----------             ---
Real Estate Investment Trusts -- (0.0%)
#   Equinix, Inc.                                                 984     291,933             0.0%
                                                                      -----------             ---
Telecommunication Services -- (2.6%)
    AT&T, Inc.                                                237,879   7,971,325             1.1%
    CenturyLink, Inc.                                          33,693     950,480             0.1%
    Frontier Communications Corp.                              55,031     282,860             0.0%
*   Level 3 Communications, Inc.                               10,211     520,251             0.1%
*   SBA Communications Corp. Class A                            3,111     370,271             0.1%
#*  Sprint Corp.                                               21,503     101,709             0.0%
*   T-Mobile US, Inc.                                          10,881     412,281             0.1%
    Telephone & Data Systems, Inc.                              1,594      45,652             0.0%
*   United States Cellular Corp.                                  389      15,848             0.0%
    Verizon Communications, Inc.                              174,039   8,158,948             1.2%
#   Windstream Holdings, Inc.                                   8,932      58,147             0.0%
                                                                      -----------             ---
Total Telecommunication Services                                       18,887,772             2.7%
                                                                      -----------             ---
Utilities -- (2.4%)
    AES Corp.                                                  16,516     180,850             0.0%
    AGL Resources, Inc.                                         4,979     311,188             0.1%
    Alliant Energy Corp.                                        2,715     160,239             0.0%
    Ameren Corp.                                                5,831     254,698             0.0%
    American Electric Power Co., Inc.                          12,689     718,832             0.1%
    American Water Works Co., Inc.                              4,536     260,185             0.0%
    Aqua America, Inc.                                          8,262     236,293             0.0%
    Atmos Energy Corp.                                          3,765     237,195             0.0%
*   Calpine Corp.                                              34,528     535,529             0.1%
    CenterPoint Energy, Inc.                                   10,339     191,788             0.0%
    CMS Energy Corp.                                            6,473     233,481             0.0%
    Consolidated Edison, Inc.                                   7,438     489,048             0.1%
    Dominion Resources, Inc.                                   15,362   1,097,308             0.2%
    DTE Energy Co.                                              4,310     351,653             0.1%
    Duke Energy Corp.                                          17,819   1,273,524             0.2%
*   Dynegy, Inc.                                                6,756     131,269             0.0%
    Edison International                                        8,161     493,904             0.1%
    Entergy Corp.                                               4,314     294,042             0.1%
    Eversource Energy                                           7,634     388,876             0.1%
    Exelon Corp.                                               22,306     622,784             0.1%
    FirstEnergy Corp.                                          10,852     338,582             0.1%
    Great Plains Energy, Inc.                                   5,755     158,263             0.0%
    ITC Holdings Corp.                                          7,667     250,864             0.0%
    MDU Resources Group, Inc.                                   1,812      34,174             0.0%
#   National Fuel Gas Co.                                       3,557     186,849             0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                                PERCENTAGE
                                                                        SHARES      VALUE+    OF NET ASSETS**
                                                                       --------- ------------ ---------------
Utilities -- (Continued)
             NextEra Energy, Inc.                                         11,981 $  1,229,969             0.2%
             NiSource, Inc.                                               15,254      292,267             0.0%
             NRG Energy, Inc.                                             14,347      184,933             0.0%
#            NRG Yield, Inc. Class A                                       1,335       18,330             0.0%
#            NRG Yield, Inc. Class C                                       1,335       19,277             0.0%
             OGE Energy Corp.                                              8,272      235,835             0.0%
             ONE Gas, Inc.                                                   692       33,797             0.0%
             Pepco Holdings, Inc.                                          3,375       89,876             0.0%
             PG&E Corp.                                                   11,958      638,557             0.1%
             Pinnacle West Capital Corp.                                   2,489      158,076             0.0%
             PPL Corp.                                                    17,456      600,486             0.1%
             Public Service Enterprise Group, Inc.                        12,357      510,221             0.1%
             Questar Corp.                                                 7,098      146,574             0.0%
             SCANA Corp.                                                   2,893      171,323             0.0%
             Sempra Energy                                                 5,843      598,382             0.1%
             Southern Co. (The)                                           23,527    1,061,068             0.2%
             TECO Energy, Inc.                                            10,367      279,909             0.0%
             UGI Corp.                                                    12,824      470,256             0.1%
             Vectren Corp.                                                 3,008      136,774             0.0%
#            WEC Energy Group, Inc.                                        8,187      422,122             0.1%
             Westar Energy, Inc.                                           5,228      207,552             0.0%
             Xcel Energy, Inc.                                            12,889      459,235             0.1%
                                                                                 ------------           -----
Total Utilities                                                                    17,396,237             2.5%
                                                                                 ------------           -----
TOTAL COMMON STOCKS                                                               696,490,594            99.6%
                                                                                 ------------           -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Community Health Systems, Inc. Rights 01/04/16                4,045           39             0.0%
(degrees)#*  Safeway Casa Ley Contingent Value Rights                      6,868        6,970             0.0%
(degrees)#*  Safeway PDC, LLC Contingent Value Rights                      6,868          335             0.0%
                                                                                 ------------           -----
TOTAL RIGHTS/WARRANTS                                                                   7,344             0.0%
                                                                                 ------------           -----
TOTAL INVESTMENT SECURITIES                                                       696,497,938
                                                                                 ------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
             State Street Institutional Liquid Reserves, 0.140%          802,829      802,829             0.1%
                                                                                 ------------           -----
SECURITIES LENDING COLLATERAL -- (4.9%)
(S)@         DFA Short Term Investment Fund                            3,120,214   36,100,879             5.2%
                                                                                 ------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $702,110,643)                                $733,401,646           104.9%
                                                                                 ============           =====

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   ---------------------------------------------
                                     LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                   ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary          $107,076,382          --   --    $107,076,382
   Consumer Staples                  59,411,144          --   --      59,411,144
   Energy                            49,759,776          --   --      49,759,776
   Financials                        96,364,331          --   --      96,364,331
   Health Care                       92,937,959          --   --      92,937,959
   Industrials                       88,060,817          --   --      88,060,817
   Information Technology           138,504,660          --   --     138,504,660
   Materials                         27,799,583          --   --      27,799,583
   Real Estate Investment Trusts        291,933          --   --         291,933
   Telecommunication Services        18,887,772          --   --      18,887,772
   Utilities                         17,396,237          --   --      17,396,237
Rights/Warrants                              -- $     7,344   --           7,344
Temporary Cash Investments              802,829          --   --         802,829
Securities Lending Collateral                --  36,100,879   --      36,100,879
                                   ------------ -----------   --    ------------
TOTAL                              $697,293,423 $36,108,223   --    $733,401,646
                                   ============ ===========   ==    ============

                         U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
COMMON STOCKS -- (84.4%)
Consumer Discretionary -- (11.4%)
#*  1-800-Flowers.com, Inc. Class A                             230,633 $ 2,290,186             0.0%
    A. H. Belo Corp. Class A                                     96,709     523,196             0.0%
    Aaron's, Inc.                                               376,985   9,300,220             0.1%
#   Abercrombie & Fitch Co. Class A                             336,209   7,124,269             0.1%
    AMC Entertainment Holdings, Inc. Class A                     10,048     275,014             0.0%
    AMCON Distributing Co.                                          850      71,400             0.0%
#*  America's Car-Mart, Inc.                                     55,970   1,916,413             0.0%
#   American Eagle Outfitters, Inc.                             623,775   9,531,282             0.1%
#*  American Public Education, Inc.                              90,185   1,959,720             0.0%
*   Apollo Education Group, Inc.                                267,612   1,942,863             0.0%
#   Arctic Cat, Inc.                                             76,536   1,572,049             0.0%
    Ark Restaurants Corp.                                        11,690     276,585             0.0%
#*  Ascena Retail Group, Inc.                                 1,003,592  13,367,845             0.2%
#*  Ascent Capital Group, Inc. Class A                           69,917   1,522,792             0.0%
*   Ballantyne Strong, Inc.                                      68,354     298,707             0.0%
*   Barnes & Noble Education, Inc.                              242,803   3,581,344             0.1%
    Barnes & Noble, Inc.                                        417,833   5,427,651             0.1%
    Bassett Furniture Industries, Inc.                           51,875   1,657,925             0.0%
    Beasley Broadcast Group, Inc. Class A                        15,520      65,650             0.0%
#   bebe stores, Inc.                                           455,754     505,887             0.0%
*   Belmond, Ltd. Class A                                       577,588   6,203,295             0.1%
    Big 5 Sporting Goods Corp.                                  129,909   1,188,667             0.0%
*   Biglari Holdings, Inc.                                          235      90,271             0.0%
#   Bob Evans Farms, Inc.                                        70,356   3,044,304             0.1%
*   Books-A-Million, Inc.                                        53,259     168,831             0.0%
    Bowl America, Inc. Class A                                   14,589     218,106             0.0%
*   Bridgepoint Education, Inc.                                 121,579     942,237             0.0%
*   Bright Horizons Family Solutions, Inc.                       36,867   2,360,225             0.0%
*   Build-A-Bear Workshop, Inc.                                  84,291   1,311,568             0.0%
#*  Cabela's, Inc.                                               60,734   2,378,951             0.0%
*   Cable One, Inc.                                              20,433   8,856,480             0.1%
#*  Caesars Entertainment Corp.                                   6,596      53,098             0.0%
#*  CafePress, Inc.                                               2,300      10,833             0.0%
#*  CalAtlantic Group, Inc.                                     418,130  15,926,572             0.2%
    Caleres, Inc.                                               263,809   8,062,003             0.1%
    Callaway Golf Co.                                           473,741   4,713,723             0.1%
*   Cambium Learning Group, Inc.                                 40,900     196,729             0.0%
    Canterbury Park Holding Corp.                                 9,680      99,414             0.0%
#*  Career Education Corp.                                      408,789   1,475,728             0.0%
*   Carmike Cinemas, Inc.                                       133,310   3,414,069             0.1%
#   Carriage Services, Inc.                                     112,851   2,427,425             0.0%
*   Carrols Restaurant Group, Inc.                              169,165   1,989,380             0.0%
#   Cato Corp. (The) Class A                                    142,008   5,362,222             0.1%
*   Cavco Industries, Inc.                                       38,826   3,828,244             0.1%
*   Century Communities, Inc.                                     5,171      98,663             0.0%
*   Charles & Colvard, Ltd.                                      35,582      48,392             0.0%
#   Chico's FAS, Inc.                                           318,517   4,401,905             0.1%
#   Children's Place, Inc. (The)                                123,650   6,636,296             0.1%
#*  Christopher & Banks Corp.                                   145,385     212,262             0.0%
    Churchill Downs, Inc.                                        30,393   4,462,604             0.1%
    Citi Trends, Inc.                                            96,457   2,562,862             0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#   Columbia Sportswear Co.                                   108,668 $ 5,960,440             0.1%
#*  Conn's, Inc.                                              100,646   1,909,255             0.0%
    Cooper Tire & Rubber Co.                                  295,922  12,366,580             0.2%
#*  Cooper-Standard Holding, Inc.                               5,834     379,443             0.0%
#   Core-Mark Holding Co., Inc.                               127,760  10,385,610             0.2%
#*  Crocs, Inc.                                                62,925     679,590             0.0%
*   Crown Media Holdings, Inc. Class A                        139,913     810,096             0.0%
    CSS Industries, Inc.                                       17,513     478,105             0.0%
    Culp, Inc.                                                 44,991   1,350,180             0.0%
#*  Cumulus Media, Inc. Class A                               582,049     267,219             0.0%
    Darden Restaurants, Inc.                                   43,271   2,678,042             0.0%
#*  Deckers Outdoor Corp.                                     197,387  10,986,560             0.2%
*   Del Frisco's Restaurant Group, Inc.                        78,092   1,051,899             0.0%
#*  Delta Apparel, Inc.                                        33,047     542,962             0.0%
#   Destination Maternity Corp.                                11,994      83,118             0.0%
*   Destination XL Group, Inc.                                226,431   1,322,357             0.0%
#   DeVry Education Group, Inc.                               369,894   8,714,703             0.1%
#   Dillard's, Inc. Class A                                   211,147  18,893,434             0.3%
#*  Dixie Group, Inc. (The)                                    47,282     310,643             0.0%
    Dover Motorsports, Inc.                                    16,790      37,778             0.0%
#*  DreamWorks Animation SKG, Inc. Class A                    243,697   4,932,427             0.1%
#   DSW, Inc. Class A                                         347,006   8,654,330             0.1%
    Educational Development Corp.                               2,346      28,387             0.0%
*   Eldorado Resorts, Inc.                                     23,251     230,185             0.0%
#*  Emerson Radio Corp.                                        89,291     111,614             0.0%
*   Emmis Communications Corp. Class A                         15,418      14,493             0.0%
#*  Entercom Communications Corp. Class A                      65,274     720,625             0.0%
    Escalade, Inc.                                              9,081     134,671             0.0%
#   Ethan Allen Interiors, Inc.                               159,635   4,343,668             0.1%
#*  EVINE Live, Inc.                                           57,166     147,488             0.0%
#   EW Scripps Co. (The) Class A                              414,209   9,137,451             0.1%
#*  Express, Inc.                                             451,351   8,711,074             0.1%
#*  Federal-Mogul Holdings Corp.                              234,945   1,820,824             0.0%
#   Finish Line, Inc. (The) Class A                           268,198   4,996,529             0.1%
#   Flanigan's Enterprises, Inc.                                2,074      54,443             0.0%
    Flexsteel Industries, Inc.                                 30,355   1,320,139             0.0%
#   Fred's, Inc. Class A                                      202,407   2,799,289             0.1%
#*  FTD Cos., Inc.                                            146,707   4,154,742             0.1%
#*  Fuel Systems Solutions, Inc.                               96,801     602,102             0.0%
#*  G-III Apparel Group, Ltd.                                 131,424   7,240,148             0.1%
#*  Gaiam, Inc. Class A                                        49,050     335,993             0.0%
#   GameStop Corp. Class A                                    639,789  29,475,079             0.4%
*   Gaming Partners International Corp.                        17,120     158,874             0.0%
    Gannett Co., Inc.                                         241,446   3,819,676             0.1%
#*  Genesco, Inc.                                             123,088   7,711,463             0.1%
#   Gentex Corp.                                               79,642   1,305,332             0.0%
    Goodyear Tire & Rubber Co. (The)                          927,252  30,450,956             0.4%
    Graham Holdings Co. Class B                                32,288  17,838,151             0.3%
*   Gray Television, Inc.                                     390,365   6,202,900             0.1%
*   Green Brick Partners, Inc.                                 65,657     692,681             0.0%
#   Group 1 Automotive, Inc.                                  165,440  14,385,008             0.2%
#   Guess?, Inc.                                              493,634  10,390,996             0.2%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Consumer Discretionary -- (Continued)
    Harte-Hanks, Inc.                                         309,906 $ 1,317,101             0.0%
    Haverty Furniture Cos., Inc.                              117,055   2,740,258             0.0%
    Haverty Furniture Cos., Inc. Class A                          844      19,420             0.0%
#*  Helen of Troy, Ltd.                                       170,768  16,941,893             0.2%
#*  Hemisphere Media Group, Inc.                                1,861      25,179             0.0%
#*  hhgregg, Inc.                                             125,798     679,309             0.0%
#   Hooker Furniture Corp.                                     55,814   1,385,303             0.0%
*   Horizon Global Corp.                                       81,646     717,668             0.0%
#*  Houghton Mifflin Harcourt Co.                              45,075     883,019             0.0%
#*  Iconix Brand Group, Inc.                                  315,585   4,834,762             0.1%
#*  Insignia Systems, Inc.                                      3,334       9,335             0.0%
#   International Speedway Corp. Class A                      128,222   4,448,021             0.1%
#   Interval Leisure Group, Inc.                               25,851     456,270             0.0%
*   Intrawest Resorts Holdings, Inc.                           38,923     348,750             0.0%
*   Isle of Capri Casinos, Inc.                                12,532     239,737             0.0%
#*  JAKKS Pacific, Inc.                                        54,360     430,531             0.0%
#*  JC Penney Co., Inc.                                       616,010   5,648,812             0.1%
    John Wiley & Sons, Inc. Class A                            66,422   3,475,863             0.1%
    Johnson Outdoors, Inc. Class A                             30,869     661,523             0.0%
#   Journal Media Group, Inc.                                 128,331   1,570,771             0.0%
#*  K12, Inc.                                                 156,377   1,518,421             0.0%
#   KB Home                                                    47,947     628,106             0.0%
#   Kirkland's, Inc.                                           98,758   2,270,446             0.0%
*   La Quinta Holdings, Inc.                                  240,885   3,649,408             0.1%
    La-Z-Boy, Inc.                                            271,421   7,749,070             0.1%
*   Lakeland Industries, Inc.                                  27,527     339,958             0.0%
#*  Lands' End, Inc.                                            2,034      50,199             0.0%
*   LeapFrog Enterprises, Inc.                                 80,035      64,028             0.0%
    Lear Corp.                                                222,589  27,836,980             0.4%
    Lennar Corp. Class B                                       45,975   1,905,204             0.0%
#*  LGI Homes, Inc.                                            38,288   1,073,213             0.0%
*   Liberty TripAdvisor Holdings, Inc. Class A                336,854  10,506,476             0.2%
*   Liberty Ventures Series A                                 213,628   9,307,772             0.1%
    Lifetime Brands, Inc.                                      58,138     893,581             0.0%
#*  Live Nation Entertainment, Inc.                           320,677   8,748,069             0.1%
#*  Loral Space & Communications, Inc.                         26,254   1,173,816             0.0%
*   Luby's, Inc.                                              138,504     645,429             0.0%
#*  M/I Homes, Inc.                                           144,677   3,320,337             0.1%
*   Madison Square Garden Co. (The) Class A                   115,404  20,599,614             0.3%
    Marcus Corp. (The)                                        106,855   2,210,830             0.0%
*   MarineMax, Inc.                                           159,602   2,521,712             0.0%
#   Marriott Vacations Worldwide Corp.                        192,084  12,370,210             0.2%
#*  McClatchy Co. (The) Class A                               171,071     237,789             0.0%
#   MDC Holdings, Inc.                                        277,275   7,206,377             0.1%
#*  Media General, Inc.                                       702,277  10,435,836             0.2%
#   Men's Wearhouse, Inc. (The)                               281,179  11,241,536             0.2%
    Meredith Corp.                                            201,929   9,494,702             0.1%
*   Meritage Homes Corp.                                      238,975   8,426,258             0.1%
#*  Modine Manufacturing Co.                                  237,129   1,984,770             0.0%
*   Monarch Casino & Resort, Inc.                              41,176     903,401             0.0%
*   Motorcar Parts of America, Inc.                            93,150   3,135,429             0.1%
#   Movado Group, Inc.                                         89,034   2,291,735             0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Consumer Discretionary -- (Continued)
*   MSG Networks, Inc. Class A                                  346,214 $ 7,104,311             0.1%
    NACCO Industries, Inc. Class A                               33,768   1,513,819             0.0%
#   New Media Investment Group, Inc.                             13,523     217,720             0.0%
*   New York & Co., Inc.                                        230,055     602,744             0.0%
#   New York Times Co. (The) Class A                            697,408   9,261,578             0.1%
*   Office Depot, Inc.                                        1,469,615  11,198,466             0.2%
*   P&F Industries, Inc. Class A                                  1,458      14,726             0.0%
#*  Pacific Sunwear of California, Inc.                          91,504      24,505             0.0%
#*  Papa Murphy's Holdings, Inc.                                  9,379     129,524             0.0%
    Penske Automotive Group, Inc.                               543,525  26,545,761             0.4%
*   Pep Boys-Manny, Moe & Jack (The)                            303,039   4,557,707             0.1%
#*  Perfumania Holdings, Inc.                                    13,797      51,463             0.0%
*   Perry Ellis International, Inc.                              96,234   2,066,144             0.0%
#*  Potbelly Corp.                                               11,831     132,507             0.0%
    PulteGroup, Inc.                                          1,438,737  26,372,049             0.4%
#*  Radio One, Inc. Class D                                      26,961      57,966             0.0%
*   RCI Hospitality Holdings, Inc.                               50,022     497,219             0.0%
*   Reading International, Inc. Class A                          31,564     489,242             0.0%
*   Red Lion Hotels Corp.                                        96,646     791,531             0.0%
*   Regis Corp.                                                 298,372   4,929,105             0.1%
#   Remy International, Inc.                                     20,119     593,309             0.0%
#   Rent-A-Center, Inc.                                         340,733   6,266,080             0.1%
#   Rocky Brands, Inc.                                           39,918     508,955             0.0%
*   Ruby Tuesday, Inc.                                          373,431   1,953,044             0.0%
#   Saga Communications, Inc. Class A                            16,461     708,152             0.0%
    Salem Media Group, Inc.                                      42,093     264,765             0.0%
#   Scholastic Corp.                                            176,237   7,202,806             0.1%
*   Sears Hometown and Outlet Stores, Inc.                       10,928      87,861             0.0%
    Service Corp. International                                 802,322  22,673,620             0.3%
*   Shiloh Industries, Inc.                                      73,661     555,404             0.0%
    Shoe Carnival, Inc.                                         109,362   2,457,364             0.0%
#*  Shutterfly, Inc.                                            217,565   9,074,636             0.1%
#   Sinclair Broadcast Group, Inc. Class A                       64,975   1,949,900             0.0%
#*  Sizmek, Inc.                                                180,179   1,068,461             0.0%
*   Skechers U.S.A., Inc. Class A                               300,804   9,385,085             0.1%
*   Skullcandy, Inc.                                            160,923     901,169             0.0%
*   Skyline Corp.                                                27,646      96,761             0.0%
#   Sonic Automotive, Inc. Class A                              214,380   5,346,637             0.1%
#   Sotheby's                                                   179,181   6,208,622             0.1%
*   Spanish Broadcasting System, Inc. Class A                    16,642      95,026             0.0%
    Spartan Motors, Inc.                                        160,116     661,279             0.0%
#   Speedway Motorsports, Inc.                                  193,524   3,574,388             0.1%
#   Stage Stores, Inc.                                          183,777   1,788,150             0.0%
    Standard Motor Products, Inc.                               165,346   7,316,560             0.1%
*   Stanley Furniture Co., Inc.                                  49,285     138,491             0.0%
#   Stein Mart, Inc.                                             85,568     758,132             0.0%
*   Steiner Leisure, Ltd.                                        13,989     886,343             0.0%
*   Stoneridge, Inc.                                            152,456   1,934,667             0.0%
#   Strattec Security Corp.                                      14,347     858,238             0.0%
#   Superior Industries International, Inc.                     152,979   3,010,627             0.1%
    Superior Uniform Group, Inc.                                 22,100     376,584             0.0%
    Sypris Solutions, Inc.                                       58,417      43,813             0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                               SHARES      VALUE+    OF NET ASSETS**
                                                              --------- ------------ ---------------
Consumer Discretionary -- (Continued)
#*  Systemax, Inc.                                               66,689 $    618,207             0.0%
*   Tandy Leather Factory, Inc.                                  74,640      566,518             0.0%
    TEGNA, Inc.                                                 423,087   11,440,272             0.2%
    Thor Industries, Inc.                                       117,082    6,331,795             0.1%
#*  Tilly's, Inc. Class A                                        55,400      403,866             0.0%
#   Time, Inc.                                                  566,101   10,518,157             0.2%
*   Toll Brothers, Inc.                                         533,019   19,172,693             0.3%
*   TopBuild Corp.                                                5,629      158,344             0.0%
*   Trans World Entertainment Corp.                              56,939      216,368             0.0%
#*  TRI Pointe Group, Inc.                                      685,835    8,902,138             0.1%
#*  Tuesday Morning Corp.                                       199,766    1,080,734             0.0%
*   Tumi Holdings, Inc.                                           1,000       16,030             0.0%
*   Turtle Beach Corp.                                            4,700       11,045             0.0%
*   Unifi, Inc.                                                  96,247    2,944,196             0.1%
*   Universal Electronics, Inc.                                  91,126    4,334,864             0.1%
    Universal Technical Institute, Inc.                          25,153      106,900             0.0%
#*  Vera Bradley, Inc.                                           86,770    1,085,493             0.0%
#*  Vince Holding Corp.                                          13,260       60,333             0.0%
*   Vista Outdoor, Inc.                                         237,389   10,616,036             0.2%
#*  Vitamin Shoppe, Inc.                                        176,622    5,067,285             0.1%
#*  VOXX International Corp.                                    112,635      581,197             0.0%
#*  WCI Communities, Inc.                                        81,287    1,941,946             0.0%
#   Wendy's Co. (The)                                         2,361,897   21,634,977             0.3%
*   West Marine, Inc.                                           120,384    1,225,509             0.0%
#   Weyco Group, Inc.                                            21,754      617,596             0.0%
#*  William Lyon Homes Class A                                  131,229    2,800,427             0.1%
#   Winnebago Industries, Inc.                                  122,407    2,569,323             0.0%
    Wolverine World Wide, Inc.                                  426,710    7,924,005             0.1%
*   Zagg, Inc.                                                  171,780    1,456,694             0.0%
#*  Zumiez, Inc.                                                157,533    2,753,677             0.1%
                                                                        ------------            ----
Total Consumer Discretionary                                             962,119,987            13.4%
                                                                        ------------            ----
Consumer Staples -- (2.7%)
#   Alico, Inc.                                                  17,930      765,432             0.0%
#*  Alliance One International, Inc.                             43,484      765,318             0.0%
#   Andersons, Inc. (The)                                       163,979    5,804,857             0.1%
#*  Boulder Brands, Inc.                                        275,366    2,439,743             0.0%
*   Bridgford Foods Corp.                                         1,048        9,327             0.0%
#   Cal-Maine Foods, Inc.                                        86,038    4,599,592             0.1%
#   Casey's General Stores, Inc.                                 62,953    6,686,868             0.1%
*   CCA Industries, Inc.                                         24,286       92,044             0.0%
#*  Central Garden & Pet Co.                                     79,373    1,262,824             0.0%
#*  Central Garden & Pet Co. Class A                            198,504    3,350,748             0.1%
#*  Chefs' Warehouse, Inc. (The)                                  2,939       44,526             0.0%
#   Coca-Cola Bottling Co. Consolidated                          21,339    4,507,010             0.1%
#*  Craft Brew Alliance, Inc.                                    74,931      573,971             0.0%
*   Darling Ingredients, Inc.                                   551,716    5,583,366             0.1%
#   Dean Foods Co.                                              563,432   10,203,754             0.1%
*   Diamond Foods, Inc.                                         168,456    6,674,227             0.1%
    Edgewell Personal Care Co.                                   47,531    4,026,351             0.1%
    Energizer Holdings, Inc.                                     60,539    2,592,885             0.0%
#   Fresh Del Monte Produce, Inc.                               319,974   14,600,414             0.2%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                               SHARES      VALUE+    OF NET ASSETS**
                                                              --------- ------------ ---------------
Consumer Staples -- (Continued)
    Golden Enterprises, Inc.                                     17,103 $     69,780             0.0%
*   HRG Group, Inc.                                              23,166      311,583             0.0%
#   Ingles Markets, Inc. Class A                                 81,926    4,091,384             0.1%
    Ingredion, Inc.                                             366,464   34,836,068             0.5%
#   Inter Parfums, Inc.                                         151,881    4,194,953             0.1%
    John B. Sanfilippo & Son, Inc.                               44,538    2,882,499             0.0%
#*  Landec Corp.                                                148,124    1,821,925             0.0%
#   Limoneira Co.                                                16,887      267,828             0.0%
*   Mannatech, Inc.                                               5,132      127,376             0.0%
#   MGP Ingredients, Inc.                                        65,659    1,137,870             0.0%
#*  Natural Alternatives International, Inc.                     18,397      108,726             0.0%
#*  Nutraceutical International Corp.                            57,498    1,408,701             0.0%
#   Oil-Dri Corp. of America                                     20,822      653,394             0.0%
*   Omega Protein Corp.                                         121,236    2,206,495             0.0%
#   Orchids Paper Products Co.                                   37,780    1,107,332             0.0%
    Pinnacle Foods, Inc.                                        701,837   30,936,975             0.4%
#*  Post Holdings, Inc.                                         382,743   24,598,893             0.3%
*   Reliv International, Inc.                                       600          414             0.0%
#   Sanderson Farms, Inc.                                        97,014    6,743,443             0.1%
*   Seaboard Corp.                                                1,712    5,766,016             0.1%
#*  Seneca Foods Corp. Class A                                   36,461    1,063,932             0.0%
*   Seneca Foods Corp. Class B                                      189        5,966             0.0%
#   Snyder's-Lance, Inc.                                        260,656    9,263,714             0.1%
    SpartanNash Co.                                             196,611    5,485,447             0.1%
*   TreeHouse Foods, Inc.                                        52,417    4,488,992             0.1%
#   Universal Corp.                                             123,817    6,687,356             0.1%
#   Village Super Market, Inc. Class A                           21,610      541,547             0.0%
#   Weis Markets, Inc.                                           84,913    3,493,321             0.1%
                                                                        ------------             ---
Total Consumer Staples                                                   228,885,187             3.2%
                                                                        ------------             ---
Energy -- (6.8%)
#*  Abraxas Petroleum Corp.                                     111,313      176,988             0.0%
    Adams Resources & Energy, Inc.                               17,483      777,294             0.0%
#   Alon USA Energy, Inc.                                       348,861    5,843,422             0.1%
#*  Antero Resources Corp.                                       84,900    2,001,093             0.0%
#*  Approach Resources, Inc.                                     87,580      206,689             0.0%
#*  Arch Coal, Inc.                                              12,075       18,113             0.0%
#   Atwood Oceanics, Inc.                                       288,585    4,776,082             0.1%
*   Barnwell Industries, Inc.                                    21,188       44,707             0.0%
#*  Basic Energy Services, Inc.                                 241,957      897,660             0.0%
#*  Bill Barrett Corp.                                          259,577    1,264,140             0.0%
#*  Bonanza Creek Energy, Inc.                                  264,125    1,502,871             0.0%
#   Bristow Group, Inc.                                         201,996    7,015,321             0.1%
#*  C&J Energy Services, Ltd.                                   236,999    1,182,625             0.0%
#   California Resources Corp.                                1,405,632    5,678,753             0.1%
*   Callon Petroleum Co.                                        401,424    3,484,360             0.1%
#*  Carrizo Oil & Gas, Inc.                                     313,604   11,800,919             0.2%
#*  Clayton Williams Energy, Inc.                                65,029    3,873,778             0.1%
#*  Cloud Peak Energy, Inc.                                     410,043    1,217,828             0.0%
#   Comstock Resources, Inc.                                    277,161      637,470             0.0%
*   Contango Oil & Gas Co.                                       63,961      489,302             0.0%
#   CVR Energy, Inc.                                            207,161    9,210,378             0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Energy -- (Continued)
#*  Dawson Geophysical Co.                                       97,221 $   315,968             0.0%
    Delek US Holdings, Inc.                                     327,223   8,900,466             0.1%
#   Denbury Resources, Inc.                                     896,480   3,173,539             0.0%
    DHT Holdings, Inc.                                          456,008   3,584,223             0.1%
#   Diamond Offshore Drilling, Inc.                             607,049  12,068,134             0.2%
#*  Dorian LPG, Ltd.                                              6,880      81,046             0.0%
#*  Dril-Quip, Inc.                                              82,449   5,075,560             0.1%
#*  Emerald Oil, Inc.                                             6,068      12,379             0.0%
#   Energy XXI, Ltd.                                            207,749     359,406             0.0%
*   ENGlobal Corp.                                               46,727      48,596             0.0%
    EnLink Midstream LLC                                        281,387   5,543,324             0.1%
#*  EP Energy Corp. Class A                                      81,992     451,776             0.0%
*   Era Group, Inc.                                             112,285   1,561,884             0.0%
    Exterran Holdings, Inc.                                     380,966   8,282,201             0.1%
*   Forum Energy Technologies, Inc.                             385,297   5,105,185             0.1%
#   GasLog, Ltd.                                                316,516   3,662,090             0.1%
#*  Gastar Exploration, Inc.                                    281,447     441,872             0.0%
#*  Geospace Technologies Corp.                                  12,180     187,085             0.0%
#*  Gevo, Inc.                                                   78,210     157,202             0.0%
#   Green Plains, Inc.                                          203,466   4,173,088             0.1%
    Gulf Island Fabrication, Inc.                                77,621     784,748             0.0%
#   Gulfmark Offshore, Inc. Class A                             154,301     962,838             0.0%
*   Gulfport Energy Corp.                                       391,904  11,941,315             0.2%
#*  Halcon Resources Corp.                                      145,923     102,307             0.0%
#   Hallador Energy Co.                                          13,740      83,677             0.0%
#*  Harvest Natural Resources, Inc.                             148,217     146,735             0.0%
#*  Helix Energy Solutions Group, Inc.                          619,521   3,580,831             0.1%
#   Helmerich & Payne, Inc.                                     630,865  35,498,774             0.5%
    HollyFrontier Corp.                                         440,301  21,561,540             0.3%
#*  Hornbeck Offshore Services, Inc.                            198,042   2,675,547             0.0%
#*  ION Geophysical Corp.                                       206,979      76,582             0.0%
#*  Jones Energy, Inc. Class A                                   24,342     125,118             0.0%
#*  Key Energy Services, Inc.                                   469,595     246,725             0.0%
#*  Kosmos Energy, Ltd.                                          32,611     222,407             0.0%
#*  Laredo Petroleum Holdings, Inc.                             104,805   1,203,161             0.0%
#*  Matador Resources Co.                                       456,185  11,728,516             0.2%
*   Matrix Service Co.                                          174,629   3,964,078             0.1%
#*  McDermott International, Inc.                               371,819   1,714,086             0.0%
*   Mexco Energy Corp.                                            3,247       9,449             0.0%
#*  Mitcham Industries, Inc.                                     57,917     257,152             0.0%
#   Murphy Oil Corp.                                            278,985   7,931,544             0.1%
    Nabors Industries, Ltd.                                   1,935,514  19,432,561             0.3%
*   Natural Gas Services Group, Inc.                             65,224   1,468,845             0.0%
*   Newfield Exploration Co.                                    951,554  38,242,955             0.5%
*   Newpark Resources, Inc.                                     515,462   2,917,515             0.0%
#   Noble Corp. P.L.C.                                        1,367,637  18,422,070             0.3%
#   Nordic American Tankers, Ltd.                                 3,000      45,840             0.0%
#*  Northern Oil and Gas, Inc.                                  214,370   1,080,425             0.0%
#*  Nuverra Environmental Solutions, Inc.                        23,059      39,200             0.0%
#*  Oasis Petroleum, Inc.                                       183,692   2,136,338             0.0%
    Oceaneering International, Inc.                              52,800   2,218,656             0.0%
*   Oil States International, Inc.                              242,980   7,291,830             0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Energy -- (Continued)
#*  Overseas Shipholding Group, Inc. Class B                    142,039 $   497,137             0.0%
#*  Pacific Ethanol, Inc.                                        26,505     159,295             0.0%
#   Panhandle Oil and Gas, Inc. Class A                          33,856     622,273             0.0%
#*  Par Pacific Holdings, Inc.                                      527      12,016             0.0%
*   Parker Drilling Co.                                         726,338   2,077,327             0.0%
#*  Parsley Energy, Inc. Class A                                132,062   2,341,459             0.0%
#   Patterson-UTI Energy, Inc.                                1,030,716  15,347,361             0.2%
#   PBF Energy, Inc. Class A                                    518,276  17,621,384             0.3%
#*  PDC Energy, Inc.                                            242,735  14,646,630             0.2%
#   Peabody Energy Corp.                                         28,903     369,669             0.0%
#*  Penn Virginia Corp.                                          27,924      17,282             0.0%
*   PHI, Inc.                                                    66,465   1,265,494             0.0%
*   Pioneer Energy Services Corp.                               386,313     892,383             0.0%
*   PrimeEnergy Corp.                                               148       9,552             0.0%
    QEP Resources, Inc.                                         468,667   7,245,592             0.1%
#   Range Resources Corp.                                       512,189  15,591,033             0.2%
#*  Renewable Energy Group, Inc.                                232,178   1,831,884             0.0%
#*  REX American Resources Corp.                                 41,300   2,267,783             0.0%
#*  Rex Energy Corp.                                            392,963     888,096             0.0%
#*  Rice Energy, Inc.                                           377,480   5,760,345             0.1%
*   Ring Energy, Inc.                                            40,010     415,704             0.0%
#   Rowan Cos. P.L.C. Class A                                   903,444  17,779,778             0.3%
#   RPC, Inc.                                                    53,200     586,796             0.0%
#*  RSP Permian, Inc.                                           296,797   8,138,174             0.1%
    Scorpio Tankers, Inc.                                     1,033,520   9,425,702             0.1%
#*  SEACOR Holdings, Inc.                                       108,828   6,357,732             0.1%
    SemGroup Corp. Class A                                       54,579   2,486,073             0.0%
#*  Seventy Seven Energy, Inc.                                   38,039      43,364             0.0%
#   Ship Finance International, Ltd.                            271,698   4,643,319             0.1%
#   SM Energy Co.                                               381,397  12,719,590             0.2%
#*  Southwestern Energy Co.                                     376,660   4,158,326             0.1%
#*  Steel Excel, Inc.                                            41,689     702,460             0.0%
#*  Stone Energy Corp.                                          430,692   2,407,568             0.0%
#   Superior Energy Services, Inc.                            1,041,923  14,753,630             0.2%
#*  Synergy Resources Corp.                                     566,222   6,336,024             0.1%
#   Teekay Corp.                                                 43,011   1,381,943             0.0%
#   Teekay Tankers, Ltd. Class A                                437,219   3,340,353             0.1%
#   Tesco Corp.                                                 201,820   1,614,560             0.0%
    Tesoro Corp.                                                 23,823   2,547,393             0.0%
*   TETRA Technologies, Inc.                                    476,294   3,210,222             0.1%
#   Tidewater, Inc.                                             259,954   3,210,432             0.1%
#   Transocean, Ltd.                                            160,576   2,541,918             0.0%
#*  Triangle Petroleum Corp.                                    320,937     385,124             0.0%
#*  Unit Corp.                                                  304,426   3,838,812             0.1%
#*  Vaalco Energy, Inc.                                         334,154     614,843             0.0%
#   W&T Offshore, Inc.                                           96,224     313,690             0.0%
#*  Warren Resources, Inc.                                       37,586      16,951             0.0%
    Western Refining, Inc.                                      417,082  17,358,953             0.2%
*   Whiting Petroleum Corp.                                   1,087,206  18,732,559             0.3%
*   Willbros Group, Inc.                                        320,389     640,778             0.0%
#   World Fuel Services Corp.                                    30,268   1,345,715             0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES      VALUE+    OF NET ASSETS**
                                                                      --------- ------------ ---------------
Energy -- (Continued)
#*          WPX Energy, Inc.                                          1,216,958 $  8,348,332             0.1%
                                                                                ------------             ---
Total Energy                                                                     573,258,995             8.0%
                                                                                ------------             ---
Financials -- (23.9%)
*           1st Constitution Bancorp                                      1,012       12,235             0.0%
            1st Source Corp.                                            113,138    3,593,263             0.1%
            Access National Corp.                                        18,017      372,772             0.0%
            Alexander & Baldwin, Inc.                                   280,222   10,575,578             0.2%
*           Alleghany Corp.                                              61,024   30,284,380             0.4%
(degrees)*  Alliance Bancorp, Inc. of Pennsylvania                        1,413       36,624             0.0%
            Allied World Assurance Co. Holdings AG                      575,252   20,916,163             0.3%
*           Ambac Financial Group, Inc.                                 230,924    3,729,423             0.1%
#           American Equity Investment Life Holding Co.                 507,984   13,045,029             0.2%
            American Financial Group, Inc.                              537,365   38,792,379             0.6%
*           American Independence Corp.                                     360        3,528             0.0%
#           American National Bankshares, Inc.                           22,941      578,113             0.0%
            American National Insurance Co.                              62,479    6,452,831             0.1%
*           American River Bankshares                                     7,244       75,410             0.0%
            Ameris Bancorp                                              154,136    4,855,284             0.1%
            AMERISAFE, Inc.                                             112,365    6,149,736             0.1%
            AmeriServ Financial, Inc.                                    36,909      122,169             0.0%
#           Amtrust Financial Services, Inc.                             28,912    1,972,377             0.0%
*           Anchor Bancorp, Inc.                                          1,550       36,999             0.0%
*           Arch Capital Group, Ltd.                                    346,297   25,934,182             0.4%
            Argo Group International Holdings, Ltd.                     176,842   11,056,162             0.2%
#           Arrow Financial Corp.                                         3,067       84,649             0.0%
            Aspen Insurance Holdings, Ltd.                              414,867   20,166,685             0.3%
#           Associated Banc-Corp                                        889,487   17,202,679             0.2%
            Assurant, Inc.                                              516,790   42,133,889             0.6%
            Assured Guaranty, Ltd.                                      947,120   25,988,973             0.4%
*           Asta Funding, Inc.                                           60,415      519,569             0.0%
            Astoria Financial Corp.                                     591,172    9,435,105             0.1%
            Atlantic American Corp.                                         864        3,810             0.0%
*           Atlantic Coast Financial Corp.                                7,633       46,714             0.0%
#*          Atlanticus Holdings Corp.                                    66,128      199,707             0.0%
*           Atlas Financial Holdings, Inc.                                1,274       24,231             0.0%
            Auburn National Bancorporation, Inc.                            692       18,435             0.0%
#*          AV Homes, Inc.                                               46,852      620,320             0.0%
            Axis Capital Holdings, Ltd.                                 606,646   32,758,884             0.5%
            Baldwin & Lyons, Inc. Class A                                   453       10,464             0.0%
            Baldwin & Lyons, Inc. Class B                                25,425      590,623             0.0%
            Banc of California, Inc.                                     91,019    1,186,888             0.0%
            Bancfirst Corp.                                              35,922    2,213,873             0.0%
            Bancorp of New Jersey, Inc.                                     500        5,533             0.0%
#*          Bancorp, Inc. (The)                                         206,052    1,483,574             0.0%
#           BancorpSouth, Inc.                                          554,893   13,833,482             0.2%
            Bank Mutual Corp.                                           241,276    1,746,838             0.0%
            Bank of Commerce Holdings                                    10,313       64,353             0.0%
#           Bank of Marin Bancorp                                           208       11,061             0.0%
            BankFinancial Corp.                                         106,520    1,313,392             0.0%
            Banner Corp.                                                120,028    5,889,774             0.1%
            Bar Harbor Bankshares                                        13,370      472,630             0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Financials -- (Continued)
#   BBCN Bancorp, Inc.                                          458,378 $ 7,696,167             0.1%
    BCB Bancorp, Inc.                                             7,412      74,194             0.0%
#*  Bear State Financial, Inc.                                    4,812      52,691             0.0%
*   Beneficial Bancorp, Inc.                                    345,368   4,790,254             0.1%
    Berkshire Hills Bancorp, Inc.                               161,477   4,618,242             0.1%
#   BNC Bancorp                                                  50,715   1,138,552             0.0%
#   BOK Financial Corp.                                         258,932  17,395,052             0.3%
    Boston Private Financial Holdings, Inc.                     497,282   5,698,852             0.1%
#   Bridge Bancorp, Inc.                                         10,803     310,154             0.0%
    Brookline Bancorp, Inc.                                     395,256   4,486,156             0.1%
    Bryn Mawr Bank Corp.                                         50,637   1,475,056             0.0%
#   C&F Financial Corp.                                           7,164     272,232             0.0%
    Calamos Asset Management, Inc. Class A                       89,424     839,691             0.0%
    California First National Bancorp                             4,450      59,452             0.0%
#   Camden National Corp.                                        13,840     541,006             0.0%
    Cape Bancorp, Inc.                                            7,475      96,054             0.0%
    Capital Bank Financial Corp. Class A                        112,088   3,620,442             0.1%
#   Capital City Bank Group, Inc.                                69,431   1,072,015             0.0%
#   Capitol Federal Financial, Inc.                             754,933   9,799,030             0.1%
    Cardinal Financial Corp.                                    187,054   4,251,737             0.1%
#*  Carolina Bank Holdings, Inc.                                    600       8,886             0.0%
*   Cascade Bancorp                                             166,203     932,399             0.0%
#   Cash America International, Inc.                            167,544   5,785,294             0.1%
    Cathay General Bancorp                                      426,957  13,363,754             0.2%
    Centerstate Banks, Inc.                                     224,322   3,270,615             0.1%
    Central Pacific Financial Corp.                             152,145   3,401,962             0.1%
#   Century Bancorp, Inc. Class A                                 4,650     206,693             0.0%
#   Charter Financial Corp.                                       1,000      13,100             0.0%
    Chemical Financial Corp.                                    179,694   6,097,017             0.1%
    Chemung Financial Corp.                                         681      18,305             0.0%
#   Chicopee Bancorp, Inc.                                        4,960      82,286             0.0%
    CIT Group, Inc.                                              41,604   1,788,972             0.0%
#   Citizens & Northern Corp.                                     1,227      24,307             0.0%
    Citizens Community Bancorp, Inc.                              6,617      58,759             0.0%
    Citizens Holding Co.                                          1,603      33,695             0.0%
#*  Citizens, Inc.                                               93,430     784,812             0.0%
#   City Holding Co.                                             53,026   2,536,234             0.0%
#   Clifton Bancorp, Inc.                                        70,241   1,024,114             0.0%
#   CNB Financial Corp.                                          13,673     254,044             0.0%
#   CNO Financial Group, Inc.                                 1,174,038  22,553,270             0.3%
#   CoBiz Financial, Inc.                                       225,114   2,804,920             0.0%
    Codorus Valley Bancorp, Inc.                                  1,673      34,473             0.0%
    Columbia Banking System, Inc.                               331,107  11,032,485             0.2%
    Comerica, Inc.                                               15,542     674,523             0.0%
#   Community Bank System, Inc.                                 234,140   9,543,546             0.1%
    Community Trust Bancorp, Inc.                                78,897   2,719,580             0.0%
    Community West Bancshares                                     5,040      35,280             0.0%
    ConnectOne Bancorp, Inc.                                     92,326   1,648,019             0.0%
#   Consolidated-Tomoka Land Co.                                 15,759     807,649             0.0%
*   Consumer Portfolio Services, Inc.                           119,459     647,468             0.0%
#*  Cowen Group, Inc. Class A                                   492,486   2,073,366             0.0%
#*  Customers Bancorp, Inc.                                     142,318   3,913,745             0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Financials -- (Continued)
#   CVB Financial Corp.                                         628,771 $10,972,054             0.2%
    Dime Community Bancshares, Inc.                             208,317   3,614,300             0.1%
    Donegal Group, Inc. Class A                                  86,643   1,225,998             0.0%
*   E*TRADE Financial Corp.                                     426,359  12,155,495             0.2%
    Eagle Bancorp Montana, Inc.                                     600       6,912             0.0%
#*  Eagle Bancorp, Inc.                                          63,053   3,001,323             0.1%
    EMC Insurance Group, Inc.                                    84,421   2,110,525             0.0%
*   Emergent Capital, Inc.                                        5,841      28,971             0.0%
    Employers Holdings, Inc.                                    176,016   4,659,144             0.1%
#*  Encore Capital Group, Inc.                                  149,597   6,088,598             0.1%
    Endurance Specialty Holdings, Ltd.                          403,852  25,495,177             0.4%
*   Enova International, Inc.                                    67,783     881,179             0.0%
*   Enstar Group, Ltd.                                           28,491   4,495,880             0.1%
#   Enterprise Bancorp, Inc.                                      7,936     184,274             0.0%
    Enterprise Financial Services Corp.                          68,243   1,935,371             0.0%
    ESSA Bancorp, Inc.                                           34,394     456,408             0.0%
    Evans Bancorp, Inc.                                             615      15,375             0.0%
    EverBank Financial Corp.                                    496,630   8,571,834             0.1%
    Everest Re Group, Ltd.                                       22,367   3,980,655             0.1%
#*  Ezcorp, Inc. Class A                                        285,377   1,900,611             0.0%
#*  Farmers Capital Bank Corp.                                    9,321     252,786             0.0%
#   FBL Financial Group, Inc. Class A                           134,590   8,465,711             0.1%
    Federal Agricultural Mortgage Corp. Class A                     300       7,725             0.0%
    Federal Agricultural Mortgage Corp. Class C                  63,275   1,857,754             0.0%
    Federated National Holding Co.                               64,786   1,994,437             0.0%
    Fidelity & Guaranty Life                                     30,795     822,227             0.0%
    Fidelity Southern Corp.                                     111,160   2,328,802             0.0%
    Financial Institutions, Inc.                                 41,359   1,080,297             0.0%
*   First Acceptance Corp.                                       86,504     246,536             0.0%
#   First American Financial Corp.                              422,170  16,097,342             0.2%
*   First BanCorp(318672706)                                    620,973   2,353,488             0.0%
    First BanCorp(318910106)                                     68,897   1,276,661             0.0%
#   First Bancorp, Inc.                                          28,968     612,094             0.0%
#   First Bancshares, Inc. (The)                                  1,637      26,339             0.0%
    First Busey Corp.                                           130,965   2,733,240             0.0%
    First Business Financial Services, Inc.                       7,097     174,941             0.0%
    First Citizens BancShares, Inc. Class A                      20,944   5,364,596             0.1%
#   First Commonwealth Financial Corp.                          528,404   4,856,033             0.1%
    First Community Bancshares, Inc.                             56,177   1,080,284             0.0%
    First Connecticut Bancorp, Inc.                               8,522     148,112             0.0%
    First Defiance Financial Corp.                               48,297   1,849,775             0.0%
    First Financial Bancorp                                     334,955   6,457,932             0.1%
    First Financial Corp.                                        42,280   1,448,936             0.0%
    First Financial Northwest, Inc.                              97,328   1,221,466             0.0%
#   First Horizon National Corp.                                501,203   7,107,059             0.1%
    First Interstate Bancsystem, Inc. Class A                   114,533   3,248,156             0.1%
*   First Marblehead Corp. (The)                                 24,327      85,388             0.0%
    First Merchants Corp.                                       213,768   5,607,135             0.1%
    First Midwest Bancorp, Inc.                                 432,041   7,698,971             0.1%
#*  First NBC Bank Holding Co.                                   96,561   3,591,104             0.1%
    First Niagara Financial Group, Inc.                       1,434,392  14,845,957             0.2%
#   First of Long Island Corp. (The)                                653      18,134             0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Financials -- (Continued)
    First South Bancorp, Inc.                                     6,484 $    51,937             0.0%
*   First United Corp.                                            5,808      50,181             0.0%
#   FirstMerit Corp.                                            968,012  18,188,945             0.3%
*   Flagstar Bancorp, Inc.                                      208,956   4,647,181             0.1%
    Flushing Financial Corp.                                    157,894   3,322,090             0.1%
#   FNB Corp.                                                   974,480  13,126,246             0.2%
#*  Forestar Group, Inc.                                        203,676   2,882,015             0.0%
#   Fox Chase Bancorp, Inc.                                      31,712     555,277             0.0%
#*  FRP Holdings, Inc.                                           14,053     463,749             0.0%
    Fulton Financial Corp.                                    1,049,575  14,085,297             0.2%
#   Gain Capital Holdings, Inc.                                 230,050   1,713,873             0.0%
#   German American Bancorp, Inc.                                37,863   1,186,248             0.0%
    Glacier Bancorp, Inc.                                       454,744  12,441,796             0.2%
#*  Global Indemnity P.L.C.                                      81,746   2,322,404             0.0%
    Great Southern Bancorp, Inc.                                 57,063   2,757,855             0.0%
#*  Green Dot Corp. Class A                                     238,506   4,421,901             0.1%
#*  Greenlight Capital Re, Ltd. Class A                         178,432   3,918,367             0.1%
    Griffin Industrial Realty, Inc.                              10,781     275,778             0.0%
#   Guaranty Bancorp                                             34,700     571,856             0.0%
    Guaranty Federal Bancshares, Inc.                               348       5,084             0.0%
*   Hallmark Financial Services, Inc.                           100,040   1,299,520             0.0%
#   Hancock Holding Co.                                         463,299  12,787,052             0.2%
    Hanmi Financial Corp.                                       184,055   4,693,403             0.1%
#   Hanover Insurance Group, Inc. (The)                         271,037  22,834,867             0.3%
    Hawthorn Bancshares, Inc.                                       578       7,924             0.0%
#   HCI Group, Inc.                                              51,109   2,228,863             0.0%
    Heartland Financial USA, Inc.                                72,164   2,658,522             0.0%
    Heritage Commerce Corp.                                      88,703     938,478             0.0%
#   Heritage Financial Corp.                                     82,197   1,514,069             0.0%
    HF Financial Corp.                                            4,524      73,017             0.0%
*   Hilltop Holdings, Inc.                                      602,239  12,628,952             0.2%
    Hingham Institution for Savings                               2,100     267,561             0.0%
*   HMN Financial, Inc.                                           4,634      54,357             0.0%
    Home Bancorp, Inc.                                           12,610     320,042             0.0%
#   Home BancShares, Inc.                                        44,687   1,917,966             0.0%
*   HomeStreet, Inc.                                            116,666   2,441,819             0.0%
*   HomeTrust Bancshares, Inc.                                   39,060     739,796             0.0%
    HopFed Bancorp, Inc.                                         11,678     137,684             0.0%
#   Horace Mann Educators Corp.                                 199,944   6,846,083             0.1%
    Horizon Bancorp                                              19,574     510,881             0.0%
    Hudson City Bancorp, Inc.                                    75,160     760,619             0.0%
    Iberiabank Corp.                                            244,000  14,793,720             0.2%
#   Independence Holding Co.                                     61,588     835,133             0.0%
    Independent Bank Corp.(453836108)                           148,673   6,948,976             0.1%
    Independent Bank Corp.(453838609)                            24,000     347,520             0.0%
#   Independent Bank Group, Inc.                                  3,180     123,861             0.0%
    Infinity Property & Casualty Corp.                           14,000   1,127,280             0.0%
    Interactive Brokers Group, Inc. Class A                     179,500   7,384,630             0.1%
#   International Bancshares Corp.                              354,282   9,547,900             0.1%
*   INTL. FCStone, Inc.                                         103,495   3,310,805             0.1%
    Investment Technology Group, Inc.                           169,035   2,706,250             0.0%
#   Investors Bancorp, Inc.                                   2,118,700  26,504,937             0.4%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Financials -- (Continued)
    Investors Title Co.                                           6,047 $   455,037             0.0%
#   Janus Capital Group, Inc.                                   999,197  15,517,529             0.2%
    JMP Group LLC                                                 1,916      11,803             0.0%
*   KCG Holdings, Inc. Class A                                  465,880   5,818,841             0.1%
    Kearny Financial Corp.                                        1,891      22,597             0.0%
#   Kemper Corp.                                                316,708  11,312,810             0.2%
    Kentucky First Federal Bancorp                                2,420      22,603             0.0%
    Kingstone Cos., Inc.                                            128       1,185             0.0%
#*  Ladenburg Thalmann Financial Services, Inc.                  25,801      65,535             0.0%
    Lake Shore Bancorp, Inc.                                        406       5,461             0.0%
    Lake Sunapee Bank Group                                       6,518      92,686             0.0%
    Lakeland Bancorp, Inc.                                      162,989   1,895,562             0.0%
    Lakeland Financial Corp.                                     80,032   3,595,838             0.1%
    Landmark Bancorp, Inc.                                        1,121      29,583             0.0%
    LegacyTexas Financial Group, Inc.                           279,679   8,026,787             0.1%
    Legg Mason, Inc.                                            787,895  35,258,301             0.5%
*   LendingTree, Inc.                                               247      29,976             0.0%
    Macatawa Bank Corp.                                         143,788     741,946             0.0%
    Mackinac Financial Corp.                                     27,138     280,064             0.0%
#   Maiden Holdings, Ltd.                                       407,708   6,339,859             0.1%
    MainSource Financial Group, Inc.                             91,288   1,975,472             0.0%
*   Malvern Bancorp, Inc.                                           500       7,925             0.0%
    Marlin Business Services Corp.                               59,297   1,047,185             0.0%
#   MB Financial, Inc.                                          441,742  14,241,762             0.2%
#*  MBIA, Inc.                                                  868,994   6,526,145             0.1%
*   MBT Financial Corp.                                          65,950     416,145             0.0%
#   Mercantile Bank Corp.                                        42,691     941,763             0.0%
#   Merchants Bancshares, Inc.                                   23,360     736,307             0.0%
#   Mercury General Corp.                                        73,649   3,977,782             0.1%
    Meridian Bancorp, Inc.                                      170,647   2,395,884             0.0%
    Meta Financial Group, Inc.                                   11,618     500,503             0.0%
    Metro Bancorp, Inc.                                          67,926   2,104,347             0.0%
    Mid Penn Bancorp, Inc.                                          106       1,667             0.0%
    MidSouth Bancorp, Inc.                                       26,226     266,194             0.0%
    MidWestOne Financial Group, Inc.                              7,585     232,404             0.0%
    MutualFirst Financial, Inc.                                   7,316     171,341             0.0%
    Nasdaq, Inc.                                                112,867   6,533,871             0.1%
    National Bank Holdings Corp. Class A                        172,785   3,811,637             0.1%
    National General Holdings Corp.                             144,718   2,852,392             0.0%
#   National Interstate Corp.                                    85,170   2,444,379             0.0%
    National Penn Bancshares, Inc.                              780,718   9,399,845             0.1%
    National Security Group, Inc. (The)                           2,423      32,735             0.0%
    National Western Life Group, Inc. Class A                     6,075   1,567,289             0.0%
*   Naugatuck Valley Financial Corp.                              3,979      43,212             0.0%
    Navient Corp.                                             1,036,116  13,666,370             0.2%
*   Navigators Group, Inc. (The)                                 71,882   6,135,129             0.1%
#   NBT Bancorp, Inc.                                           216,397   6,082,920             0.1%
    Nelnet, Inc. Class A                                        189,996   6,798,057             0.1%
#   New York Community Bancorp, Inc.                          1,823,148  30,118,405             0.4%
    NewBridge Bancorp                                            69,152     782,109             0.0%
#*  NewStar Financial, Inc.                                     258,751   2,729,823             0.0%
*   Nicholas Financial, Inc.                                     11,697     155,336             0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Financials -- (Continued)
*   NMI Holdings, Inc. Class A                                  114,702 $   862,559             0.0%
    Northeast Bancorp                                             5,243      56,362             0.0%
    Northeast Community Bancorp, Inc.                            12,202      90,051             0.0%
#   Northfield Bancorp, Inc.                                    245,162   3,755,882             0.1%
    Northrim BanCorp, Inc.                                       23,576     651,169             0.0%
    Northwest Bancshares, Inc.                                  560,478   7,544,034             0.1%
#   Norwood Financial Corp.                                         368      10,540             0.0%
#   Ocean Shore Holding Co.                                       6,734     116,296             0.0%
    OceanFirst Financial Corp.                                   68,777   1,269,623             0.0%
#   OFG Bancorp                                                 246,966   2,274,557             0.0%
    Ohio Valley Banc Corp.                                        2,740      65,541             0.0%
    Old National Bancorp.                                       631,132   8,835,848             0.1%
    Old Republic International Corp.                          1,584,645  28,586,996             0.4%
#*  Old Second Bancorp, Inc.                                     71,009     475,760             0.0%
    OneBeacon Insurance Group, Ltd. Class A                     136,831   1,968,998             0.0%
    Oneida Financial Corp.                                          100       2,154             0.0%
    Oppenheimer Holdings, Inc. Class A                           30,161     553,454             0.0%
    Opus Bank                                                    16,007     596,261             0.0%
    Oritani Financial Corp.                                     246,377   3,922,322             0.1%
    Pacific Continental Corp.                                    53,836     772,008             0.0%
*   Pacific Mercantile Bancorp                                   47,631     322,938             0.0%
*   Pacific Premier Bancorp, Inc.                                88,951   1,899,104             0.0%
#   PacWest Bancorp                                             625,912  28,191,076             0.4%
#   Park National Corp.                                          11,552   1,047,997             0.0%
    Park Sterling Corp.                                         149,877   1,086,608             0.0%
    PartnerRe, Ltd.                                             321,083  44,630,537             0.6%
    Peapack Gladstone Financial Corp.                            35,121     794,086             0.0%
#   Penns Woods Bancorp, Inc.                                     6,072     270,508             0.0%
#   People's United Financial, Inc.                           1,913,584  30,521,665             0.4%
    Peoples Bancorp of North Carolina, Inc.                       2,810      53,980             0.0%
#   Peoples Bancorp, Inc.                                        85,683   1,641,686             0.0%
*   PHH Corp.                                                   305,779   4,494,951             0.1%
#*  Phoenix Cos., Inc. (The)                                     23,157     796,138             0.0%
*   PICO Holdings, Inc.                                         101,080     976,433             0.0%
    Pinnacle Financial Partners, Inc.                           192,355  10,121,720             0.1%
*   Piper Jaffray Cos.                                           60,533   2,153,159             0.0%
    Popular, Inc.                                               287,314   8,495,875             0.1%
    Preferred Bank                                               34,412   1,139,381             0.0%
    Premier Financial Bancorp, Inc.                              20,810     306,531             0.0%
#   Primerica, Inc.                                             284,921  13,570,787             0.2%
    PrivateBancorp, Inc.                                        369,995  15,476,891             0.2%
    ProAssurance Corp.                                          252,737  13,384,952             0.2%
#   Prosperity Bancshares, Inc.                                 429,569  22,071,255             0.3%
    Provident Financial Holdings, Inc.                           34,650     593,901             0.0%
    Provident Financial Services, Inc.                          332,870   6,763,918             0.1%
    Prudential Bancorp, Inc.                                      4,416      64,915             0.0%
    Pulaski Financial Corp.                                      33,855     502,408             0.0%
    QC Holdings, Inc.                                            80,189     124,293             0.0%
    QCR Holdings, Inc.                                            6,919     157,615             0.0%
    RE/MAX Holdings, Inc. Class A                                13,481     507,829             0.0%
*   Realogy Holdings Corp.                                      237,004   9,266,856             0.1%
*   Regional Management Corp.                                    48,902     797,592             0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Financials -- (Continued)
    Reinsurance Group of America, Inc.                        405,482 $36,590,696             0.5%
    RenaissanceRe Holdings, Ltd.                              285,827  31,335,214             0.4%
    Renasant Corp.                                            189,763   6,571,493             0.1%
    Republic Bancorp, Inc. Class A                             32,677     830,976             0.0%
#*  Republic First Bancorp, Inc.                                2,800      10,892             0.0%
    Resource America, Inc. Class A                             88,834     683,133             0.0%
    Riverview Bancorp, Inc.                                    63,127     297,959             0.0%
#   RLI Corp.                                                  62,036   3,774,891             0.1%
#   S&T Bancorp, Inc.                                         176,300   5,620,444             0.1%
#*  Safeguard Scientifics, Inc.                                90,660   1,609,215             0.0%
#   Safety Insurance Group, Inc.                               90,706   5,256,413             0.1%
#   Sandy Spring Bancorp, Inc.                                114,820   3,157,550             0.1%
*   Seacoast Banking Corp. of Florida                         126,515   1,958,452             0.0%
*   Security National Financial Corp. Class A                  23,340     142,141             0.0%
*   Select Bancorp, Inc.                                          700       5,439             0.0%
#   Selective Insurance Group, Inc.                           277,734  10,134,514             0.2%
#   ServisFirst Bancshares, Inc.                               11,564     490,082             0.0%
    Shore Bancshares, Inc.                                      3,713      36,796             0.0%
    SI Financial Group, Inc.                                   11,051     139,795             0.0%
#   Sierra Bancorp                                             33,307     539,906             0.0%
#   Simmons First National Corp. Class A                       50,109   2,582,618             0.0%
    South State Corp.                                         138,046  10,698,565             0.2%
*   Southcoast Financial Corp.                                  1,800      24,228             0.0%
*   Southern First Bancshares, Inc.                             3,147      72,066             0.0%
    Southern Missouri Bancorp, Inc.                             1,186      26,175             0.0%
#   Southern National Bancorp of Virginia, Inc.                 2,149      24,499             0.0%
    Southside Bancshares, Inc.                                 95,659   2,573,227             0.0%
#   Southwest Bancorp, Inc.                                    93,430   1,579,901             0.0%
    Southwest Georgia Financial Corp.                           2,355      35,502             0.0%
    StanCorp Financial Group, Inc.                            213,896  24,538,149             0.4%
#   State Auto Financial Corp.                                138,926   3,313,385             0.1%
#   State Bank Financial Corp.                                114,845   2,457,683             0.0%
    Sterling Bancorp                                          609,297   9,377,081             0.1%
    Stewart Information Services Corp.                        122,238   4,910,300             0.1%
*   Stifel Financial Corp.                                    137,720   6,118,900             0.1%
#   Stock Yards Bancorp, Inc.                                  14,360     541,085             0.0%
*   Stratus Properties, Inc.                                    1,430      24,382             0.0%
    Suffolk Bancorp                                            88,615   2,648,702             0.0%
    Summit Financial Group, Inc.                                  889      10,330             0.0%
    Summit State Bank                                           2,721      37,359             0.0%
#*  Sun Bancorp, Inc.                                          26,213     524,522             0.0%
    Sussex Bancorp                                                639       8,326             0.0%
    Symetra Financial Corp.                                   596,326  18,921,424             0.3%
    Synovus Financial Corp.                                   727,286  23,004,056             0.3%
    Talmer Bancorp, Inc. Class A                              187,558   3,154,726             0.1%
    TCF Financial Corp.                                       950,757  14,632,150             0.2%
*   Tejon Ranch Co.                                               258       5,813             0.0%
#   Territorial Bancorp, Inc.                                  27,534     767,648             0.0%
#*  Texas Capital Bancshares, Inc.                            266,098  14,688,610             0.2%
    Timberland Bancorp, Inc.                                   12,743     154,573             0.0%
#   Tompkins Financial Corp.                                   52,523   2,850,948             0.0%
#   TowneBank                                                 189,547   4,067,679             0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                               SHARES       VALUE+     OF NET ASSETS**
                                                              --------- -------------- ---------------
Financials -- (Continued)
*   Transcontinental Realty Investors, Inc.                         800 $       10,000             0.0%
    Trico Bancshares                                            112,149      2,956,248             0.0%
#*  Trinity Place Holdings, Inc.                                 37,307        223,842             0.0%
#*  TriState Capital Holdings, Inc.                              28,701        358,475             0.0%
#   TrustCo Bank Corp. NY                                       555,550      3,461,077             0.1%
#   Trustmark Corp.                                             381,461      9,166,508             0.1%
    Two River Bancorp                                             1,955         17,869             0.0%
#   UMB Financial Corp.                                         264,439     12,978,666             0.2%
#   Umpqua Holdings Corp.                                     1,351,409     22,568,530             0.3%
    Union Bankshares Corp.                                      237,364      5,945,968             0.1%
    United Bancshares, Inc.                                         466          7,451             0.0%
#   United Bankshares, Inc.                                     371,717     14,701,407             0.2%
    United Community Bancorp                                      1,645         24,527             0.0%
    United Community Banks, Inc.                                199,566      4,023,251             0.1%
#   United Community Financial Corp.                            139,216        762,904             0.0%
    United Financial Bancorp, Inc.                              256,663      3,331,486             0.1%
    United Fire Group, Inc.                                     123,428      4,590,287             0.1%
#   United Insurance Holdings Corp.                              22,993        379,844             0.0%
*   United Security Bancshares                                    2,160         11,362             0.0%
    Unity Bancorp, Inc.                                          10,343        104,464             0.0%
#   Universal Insurance Holdings, Inc.                           89,364      2,819,434             0.0%
    Univest Corp. of Pennsylvania                                53,001      1,043,590             0.0%
    Validus Holdings, Ltd.                                      507,550     22,484,465             0.3%
#   Valley National Bancorp                                   1,343,493     14,106,676             0.2%
    Value Line, Inc.                                              1,421         22,864             0.0%
#   Virtus Investment Partners, Inc.                             34,561      4,045,019             0.1%
*   Walker & Dunlop, Inc.                                       183,792      5,331,806             0.1%
    Washington Federal, Inc.                                    590,622     14,730,113             0.2%
#   Washington Trust Bancorp, Inc.                               70,239      2,725,273             0.0%
#   Waterstone Financial, Inc.                                  127,535      1,698,766             0.0%
    Wayne Savings Bancshares, Inc.                                  520          6,178             0.0%
    Webster Financial Corp.                                     401,467     14,894,426             0.2%
#   WesBanco, Inc.                                              204,740      6,684,761             0.1%
#   West BanCorp., Inc.                                          62,887      1,242,647             0.0%
#   Westamerica Bancorporation                                   83,784      3,704,091             0.1%
*   Western Alliance Bancorp                                    260,123      9,299,397             0.1%
    Westfield Financial, Inc.                                   125,966        982,535             0.0%
    White Mountains Insurance Group, Ltd.                         9,557      7,550,030             0.1%
    Wilshire Bancorp, Inc.                                      451,455      4,826,054             0.1%
    Wintrust Financial Corp.                                    290,387     14,661,640             0.2%
#   WR Berkley Corp.                                            609,332     34,019,006             0.5%
#   WSFS Financial Corp.                                        107,587      3,418,039             0.1%
    WVS Financial Corp.                                             111          1,283             0.0%
#   Yadkin Financial Corp.                                       30,899        727,671             0.0%
#   Zions Bancorporation                                      1,252,188     36,025,449             0.5%
                                                                        --------------            ----
Total Financials                                                         2,015,195,772            28.1%
                                                                        --------------            ----
Health Care -- (4.8%)
    Aceto Corp.                                                 156,205      4,711,143             0.1%
*   Acorda Therapeutics, Inc.                                    98,169      3,538,011             0.1%
*   Addus HomeCare Corp.                                        114,541      2,861,234             0.0%
#*  Affymetrix, Inc.                                            455,961      4,194,841             0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                              PERCENTAGE
                                                                       SHARES     VALUE+    OF NET ASSETS**
                                                                      --------- ----------- ---------------
Health Care -- (Continued)
#*          Air Methods Corp.                                           209,832 $ 8,588,424             0.1%
#*          Albany Molecular Research, Inc.                             142,465   2,570,069             0.0%
*           Alere, Inc.                                                 361,163  16,656,838             0.2%
*           Allied Healthcare Products, Inc.                              2,597       3,532             0.0%
*           Allscripts Healthcare Solutions, Inc.                     1,061,871  14,929,906             0.2%
#*          Almost Family, Inc.                                          55,692   2,304,535             0.0%
#*          Alphatec Holdings, Inc.                                     138,025      48,309             0.0%
#*          Amedisys, Inc.                                              156,471   6,193,122             0.1%
*           American Shared Hospital Services                             4,548       7,550             0.0%
*           AMN Healthcare Services, Inc.                                93,637   2,656,482             0.0%
#*          Amsurg Corp.                                                292,758  20,519,408             0.3%
#           Analogic Corp.                                               73,535   6,443,137             0.1%
*           AngioDynamics, Inc.                                         175,235   2,204,456             0.0%
#*          Anika Therapeutics, Inc.                                     78,676   3,030,599             0.1%
*           Arrhythmia Research Technology, Inc.                            600       3,726             0.0%
#*          Bio-Rad Laboratories, Inc. Class A                           56,930   7,940,596             0.1%
#*          BioScrip, Inc.                                              223,453     440,202             0.0%
*           Biota Pharmaceuticals, Inc.                                   4,190       8,087             0.0%
*           BioTelemetry, Inc.                                           75,144     978,375             0.0%
*           Cambrex Corp.                                               126,027   5,793,461             0.1%
            Catalyst Biosciences, Inc.(14888D109)                         4,640      17,910             0.0%
(degrees)#  Catalyst Biosciences, Inc.(87611RAA6)                        35,083      37,855             0.0%
*           Community Health Systems, Inc.                              708,113  19,855,488             0.3%
#           CONMED Corp.                                                164,853   6,686,438             0.1%
*           Cross Country Healthcare, Inc.                              127,342   1,719,117             0.0%
#           CryoLife, Inc.                                              171,593   1,808,590             0.0%
#*          Cumberland Pharmaceuticals, Inc.                             90,380     560,356             0.0%
*           Cutera, Inc.                                                 68,829     934,010             0.0%
#*          Cynosure, Inc. Class A                                      135,460   5,098,714             0.1%
#*          Derma Sciences, Inc.                                          4,978      24,840             0.0%
            Digirad Corp.                                                88,544     524,180             0.0%
#*          Electromed, Inc.                                             14,700      29,694             0.0%
#*          Emergent Biosolutions, Inc.                                 230,453   7,409,064             0.1%
*           Enzo Biochem, Inc.                                          127,370     473,816             0.0%
*           Exactech, Inc.                                               47,124     802,522             0.0%
*           Five Star Quality Care, Inc.                                267,931     876,134             0.0%
#*          Genesis Healthcare, Inc.                                     16,244      80,570             0.0%
#*          Greatbatch, Inc.                                            153,097   8,183,035             0.1%
*           Haemonetics Corp.                                           292,025   9,864,604             0.1%
#*          Halyard Health, Inc.                                        231,903   6,882,881             0.1%
#*          Hanger, Inc.                                                191,666   2,763,824             0.0%
#*          Harvard Bioscience, Inc.                                    174,840     514,030             0.0%
*           Health Net, Inc.                                             68,156   4,379,705             0.1%
*           HealthStream, Inc.                                            2,100      50,001             0.0%
#*          Healthways, Inc.                                            256,787   3,022,383             0.1%
#*          HMS Holdings Corp.                                          166,781   1,756,204             0.0%
*           Hologic, Inc.                                                 5,206     202,305             0.0%
*           Icad, Inc.                                                    4,000      15,640             0.0%
*           ICU Medical, Inc.                                            77,541   8,527,184             0.1%
#*          Impax Laboratories, Inc.                                    200,889   6,956,786             0.1%
#*          InfuSystems Holdings, Inc.                                   17,749      48,277             0.0%
*           Integra LifeSciences Holdings Corp.                         162,282   9,667,139             0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE+    OF NET ASSETS**
                                                                      ------- ------------ ---------------
Health Care -- (Continued)
            Invacare Corp.                                            184,921 $  3,195,435             0.1%
*           IPC Healthcare, Inc.                                       89,040    6,989,640             0.1%
*           Juniper Pharmaceuticals, Inc.                               1,600       19,360             0.0%
            Kewaunee Scientific Corp.                                   8,388      139,409             0.0%
            Kindred Healthcare, Inc.                                  460,298    6,167,993             0.1%
            LeMaitre Vascular, Inc.                                    76,602    1,020,339             0.0%
*           LHC Group, Inc.                                           107,225    4,832,095             0.1%
*           LifePoint Hospitals, Inc.                                 266,969   18,388,825             0.3%
#*          Luminex Corp.                                             137,059    2,494,474             0.0%
*           Magellan Health, Inc.                                     150,602    8,042,147             0.1%
#*          MedAssets, Inc.                                           349,908    8,285,821             0.1%
(degrees)*  Medcath Corp.                                             103,153           --             0.0%
#*          Medicines Co. (The)                                       208,379    7,134,897             0.1%
*           MediciNova, Inc.                                           16,343       47,885             0.0%
*           Merit Medical Systems, Inc.                               257,077    4,766,208             0.1%
*           Misonix, Inc.                                               4,641       51,701             0.0%
#*          Molina Healthcare, Inc.                                   294,369   18,250,878             0.3%
#*          Nanosphere, Inc.                                            5,900       10,266             0.0%
#           National Healthcare Corp.                                  31,155    2,033,798             0.0%
*           Natus Medical, Inc.                                        30,785    1,401,641             0.0%
#*          Omnicell, Inc.                                            203,140    5,525,408             0.1%
#*          OraSure Technologies, Inc.                                 20,200      105,040             0.0%
*           Orthofix International NV                                 110,069    3,747,849             0.1%
#           Owens & Minor, Inc.                                       369,568   13,249,013             0.2%
#*          PDI, Inc.                                                 104,437      170,232             0.0%
*           PharMerica Corp.                                          178,782    5,107,802             0.1%
#*          Prestige Brands Holdings, Inc.                            313,269   15,353,314             0.2%
#*          Providence Service Corp. (The)                             83,342    4,304,614             0.1%
#*          Repligen Corp.                                             41,147    1,367,726             0.0%
*           Rigel Pharmaceuticals, Inc.                                36,749       93,342             0.0%
#*          RTI Surgical, Inc.                                        329,954    1,387,457             0.0%
#*          Sagent Pharmaceuticals, Inc.                               22,910      385,117             0.0%
#*          SciClone Pharmaceuticals, Inc.                            365,392    2,784,287             0.0%
*           SeaSpine Holdings Corp.                                    54,094      815,737             0.0%
#           Select Medical Holdings Corp.                             708,924    8,010,841             0.1%
            Span-America Medical Systems, Inc.                          7,621      137,711             0.0%
#*          Sucampo Pharmaceuticals, Inc. Class A                      33,382      646,276             0.0%
*           Symmetry Surgical, Inc.                                    48,254      410,159             0.0%
#           Teleflex, Inc.                                             42,058    5,593,714             0.1%
#*          Triple-S Management Corp. Class B                         122,302    2,518,198             0.0%
#           Universal American Corp.                                  425,105    3,171,283             0.1%
*           VCA, Inc.                                                  13,044      714,420             0.0%
#*          Vital Therapies, Inc.                                       6,349       49,332             0.0%
#*          WellCare Health Plans, Inc.                                83,363    7,385,962             0.1%
*           Wright Medical Group NV                                    20,008      386,755             0.0%
                                                                              ------------             ---
Total Health Care                                                              403,093,740             5.6%
                                                                              ------------             ---
Industrials -- (16.5%)
#           AAR Corp.                                                 206,357    4,682,240             0.1%
            ABM Industries, Inc.                                      321,886    9,141,562             0.1%
#           Acacia Research Corp.                                       8,595       57,243             0.0%
*           ACCO Brands Corp.                                         594,290    4,795,920             0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Industrials -- (Continued)
    Acme United Corp.                                            12,718 $   207,939             0.0%
#   Actuant Corp. Class A                                       334,421   7,624,799             0.1%
#   ADT Corp. (The)                                           1,020,657  33,722,507             0.5%
#*  AECOM                                                       889,709  26,219,724             0.4%
*   Aegion Corp.                                                188,383   3,633,908             0.1%
*   AeroCentury Corp.                                               782       6,788             0.0%
#*  Aerovironment, Inc.                                         114,117   2,632,679             0.0%
#   AGCO Corp.                                                  530,772  25,684,057             0.4%
#   Air Lease Corp.                                             629,740  21,228,535             0.3%
*   Air Transport Services Group, Inc.                          343,881   3,366,595             0.1%
#   Alamo Group, Inc.                                            63,138   2,962,435             0.0%
    Alaska Air Group, Inc.                                      329,109  25,094,561             0.4%
#   Albany International Corp. Class A                          158,469   5,953,680             0.1%
*   Alpha PRO Tech, Ltd.                                         11,540      24,580             0.0%
#   Altra Industrial Motion Corp.                               159,337   4,216,057             0.1%
    AMERCO                                                       80,841  32,846,507             0.5%
#*  Ameresco, Inc. Class A                                       41,322     267,767             0.0%
#   American Railcar Industries, Inc.                           121,307   7,001,840             0.1%
#   American Science & Engineering, Inc.                         19,915     746,414             0.0%
#*  American Superconductor Corp.                                 1,882      10,219             0.0%
#*  American Woodmark Corp.                                       4,684     340,527             0.0%
*   AMREP Corp.                                                   7,243      31,869             0.0%
    Apogee Enterprises, Inc.                                     68,301   3,382,949             0.1%
#   Applied Industrial Technologies, Inc.                       230,498   9,521,872             0.1%
*   ARC Document Solutions, Inc.                                148,747     925,206             0.0%
    ArcBest Corp.                                               152,757   3,956,406             0.1%
    Argan, Inc.                                                  29,456   1,088,399             0.0%
    Astec Industries, Inc.                                      124,566   4,048,395             0.1%
*   Atlas Air Worldwide Holdings, Inc.                          151,882   6,263,614             0.1%
*   Avalon Holdings Corp. Class A                                 1,925       3,638             0.0%
#*  Avis Budget Group, Inc.                                     665,365  33,228,328             0.5%
#   AZZ, Inc.                                                   138,655   7,671,781             0.1%
    Barnes Group, Inc.                                          306,145  11,507,991             0.2%
*   Beacon Roofing Supply, Inc.                                 288,368  10,205,344             0.1%
*   Blount International, Inc.                                   18,288     111,008             0.0%
#*  BlueLinx Holdings, Inc.                                     183,618     128,533             0.0%
#   Brady Corp. Class A                                         138,056   3,140,774             0.0%
*   Breeze-Eastern Corp.                                         38,653     788,521             0.0%
#   Briggs & Stratton Corp.                                     259,610   4,613,270             0.1%
    Brink's Co. (The)                                            70,607   2,187,405             0.0%
#*  Broadwind Energy, Inc.                                        2,598       5,560             0.0%
*   CAI International, Inc.                                      93,804   1,090,002             0.0%
*   Casella Waste Systems, Inc. Class A                          19,723     119,719             0.0%
*   CBIZ, Inc.                                                  269,600   2,898,200             0.0%
    CDI Corp.                                                   111,138     889,104             0.0%
#   Ceco Environmental Corp.                                     51,938     463,287             0.0%
    Celadon Group, Inc.                                         149,898   2,170,523             0.0%
#*  Chart Industries, Inc.                                      173,391   2,980,591             0.0%
#   Chicago Bridge & Iron Co. NV                                629,690  28,254,190             0.4%
    Chicago Rivet & Machine Co.                                   2,310      60,499             0.0%
    CIRCOR International, Inc.                                   96,387   4,426,091             0.1%
    Civeo Corp.                                                 438,749     816,073             0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE+    OF NET ASSETS**
                                                                       ------- ----------- ---------------
Industrials -- (Continued)
#            CLARCOR, Inc.                                              22,361 $ 1,114,919             0.0%
#*           Clean Harbors, Inc.                                       311,118  14,463,876             0.2%
#*           Colfax Corp.                                               37,600   1,013,696             0.0%
             Columbus McKinnon Corp.                                   109,296   2,042,742             0.0%
             Comfort Systems USA, Inc.                                 214,385   6,845,313             0.1%
*            Commercial Vehicle Group, Inc.                              6,380      26,541             0.0%
             Compx International, Inc.                                   5,019      56,414             0.0%
*            Continental Materials Corp.                                   125       1,649             0.0%
#            Copa Holdings SA Class A                                  155,778   7,869,905             0.1%
#            Covanta Holding Corp.                                     794,876  13,322,122             0.2%
*            Covenant Transportation Group, Inc. Class A                89,890   1,734,877             0.0%
*            CPI Aerostructures, Inc.                                   30,852     262,242             0.0%
*            CRA International, Inc.                                    46,319   1,083,865             0.0%
             Crane Co.                                                   8,541     449,598             0.0%
(degrees)#*  CTPartners Executive Search, Inc.                           1,700         281             0.0%
             Cubic Corp.                                                83,704   3,754,124             0.1%
             Curtiss-Wright Corp.                                      279,706  19,456,349             0.3%
*            DigitalGlobe, Inc.                                        392,474   5,859,637             0.1%
             Douglas Dynamics, Inc.                                    128,757   2,824,929             0.0%
*            Ducommun, Inc.                                             59,213   1,281,369             0.0%
#*           Dycom Industries, Inc.                                    114,913   8,743,730             0.1%
#            Dynamic Materials Corp.                                    58,192     414,909             0.0%
#*           Eagle Bulk Shipping, Inc.                                   1,241       7,570             0.0%
             Eastern Co. (The)                                          16,266     272,781             0.0%
*            Echo Global Logistics, Inc.                                31,889     758,639             0.0%
             Ecology and Environment, Inc. Class A                       8,425      89,389             0.0%
             EMCOR Group, Inc.                                         238,401  11,510,000             0.2%
             Encore Wire Corp.                                         116,442   4,980,224             0.1%
#*           Energy Recovery, Inc.                                      49,534     355,159             0.0%
             EnerSys                                                   244,173  14,892,111             0.2%
             Engility Holdings, Inc.                                    61,262   1,972,024             0.0%
             Ennis, Inc.                                               150,640   3,017,319             0.0%
             EnPro Industries, Inc.                                    115,882   5,690,965             0.1%
             ESCO Technologies, Inc.                                   132,663   4,920,471             0.1%
#            Espey Manufacturing & Electronics Corp.                     7,809     196,787             0.0%
             Essendant, Inc.                                           208,876   7,220,843             0.1%
*            Esterline Technologies Corp.                              113,038   8,709,578             0.1%
#*           ExOne Co. (The)                                               900       9,630             0.0%
             Federal Signal Corp.                                      651,992   9,819,000             0.1%
#            Fluor Corp.                                               392,537  18,767,194             0.3%
             Forward Air Corp.                                           1,339      60,737             0.0%
*            Franklin Covey Co.                                        120,945   2,071,788             0.0%
#            Franklin Electric Co., Inc.                               224,225   7,390,456             0.1%
             FreightCar America, Inc.                                   73,728   1,340,375             0.0%
#*           FTI Consulting, Inc.                                      245,816   8,360,202             0.1%
#*           Fuel Tech, Inc.                                            51,222     103,468             0.0%
*            Furmanite Corp.                                            84,920     590,194             0.0%
             G&K Services, Inc. Class A                                 77,254   5,084,858             0.1%
#            GATX Corp.                                                231,825  10,826,227             0.2%
#*           Genco Shipping & Trading, Ltd.                             11,697      28,073             0.0%
#*           Gencor Industries, Inc.                                    24,929     241,313             0.0%
#            General Cable Corp.                                       297,096   4,572,307             0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Industrials -- (Continued)
#*  Genesee & Wyoming, Inc. Class A                             224,905 $15,091,125             0.2%
*   Gibraltar Industries, Inc.                                  160,912   4,074,292             0.1%
    Global Power Equipment Group, Inc.                           13,578      58,793             0.0%
#   Golden Ocean Group, Ltd.                                    121,293     238,947             0.0%
#*  Goldfield Corp. (The)                                        60,139     104,040             0.0%
#   Gorman-Rupp Co. (The)                                         1,701      48,632             0.0%
*   GP Strategies Corp.                                          80,242   2,013,272             0.0%
    Graham Corp.                                                  6,834     115,973             0.0%
    Granite Construction, Inc.                                  208,788   6,856,598             0.1%
*   Great Lakes Dredge & Dock Corp.                             339,760   1,359,040             0.0%
#   Greenbrier Cos., Inc. (The)                                 152,823   5,813,387             0.1%
#   Griffon Corp.                                               279,210   4,796,828             0.1%
    H&E Equipment Services, Inc.                                  6,500     125,515             0.0%
    Hardinge, Inc.                                               53,303     504,246             0.0%
*   Hawaiian Holdings, Inc.                                     126,019   4,372,859             0.1%
#   Heidrick & Struggles International, Inc.                     94,768   2,517,038             0.0%
*   Heritage-Crystal Clean, Inc.                                  4,211      50,195             0.0%
*   Hill International, Inc.                                    142,280     480,906             0.0%
#   Houston Wire & Cable Co.                                    136,792     848,110             0.0%
*   Hub Group, Inc. Class A                                     212,614   8,500,308             0.1%
*   Hudson Global, Inc.                                         119,294     275,569             0.0%
#*  Hudson Technologies, Inc.                                    73,261     251,285             0.0%
    Hurco Cos., Inc.                                             36,649     984,759             0.0%
*   Huron Consulting Group, Inc.                                133,908   6,467,756             0.1%
    Hyster-Yale Materials Handling, Inc.                         69,472   4,065,501             0.1%
*   ICF International, Inc.                                      90,487   2,775,236             0.0%
#*  InnerWorkings, Inc.                                          99,513     744,357             0.0%
#*  Innovative Solutions & Support, Inc.                          9,704      24,260             0.0%
    Insteel Industries, Inc.                                     89,588   1,916,287             0.0%
*   Integrated Electrical Services, Inc.                         40,643     287,346             0.0%
#   International Shipholding Corp.                              26,279      53,346             0.0%
#*  Intersections, Inc.                                          43,923      96,191             0.0%
    ITT Corp.                                                    53,089   2,101,263             0.0%
*   Jacobs Engineering Group, Inc.                              759,998  30,506,320             0.4%
*   JetBlue Airways Corp.                                     1,634,709  40,606,172             0.6%
#   Joy Global, Inc.                                            349,127   5,998,002             0.1%
    Kadant, Inc.                                                 36,328   1,493,807             0.0%
#   Kaman Corp.                                                 151,817   5,904,163             0.1%
    KAR Auction Services, Inc.                                  331,036  12,711,782             0.2%
#   Kelly Services, Inc. Class A                                183,345   2,896,851             0.0%
#   Kennametal, Inc.                                             15,738     442,553             0.0%
*   Key Technology, Inc.                                         23,834     266,702             0.0%
    Kimball International, Inc. Class B                         161,322   1,761,636             0.0%
*   Kirby Corp.                                                 331,266  21,628,357             0.3%
#*  KLX, Inc.                                                   157,648   6,165,613             0.1%
    Knight Transportation, Inc.                                 494,352  12,566,428             0.2%
    Korn/Ferry International                                    306,751  11,156,534             0.2%
#*  Kratos Defense & Security Solutions, Inc.                   309,601   1,544,909             0.0%
*   Lawson Products, Inc.                                        39,074   1,016,315             0.0%
#*  Layne Christensen Co.                                        99,974     633,835             0.0%
    LB Foster Co. Class A                                        57,208     842,674             0.0%
#*  LMI Aerospace, Inc.                                          64,479     676,385             0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Industrials -- (Continued)
    LS Starrett Co. (The) Class A                                24,580 $   293,731             0.0%
    LSI Industries, Inc.                                        128,948   1,384,902             0.0%
*   Lydall, Inc.                                                 82,151   2,812,029             0.0%
#*  Manitex International, Inc.                                   9,272      59,434             0.0%
#   Manitowoc Co., Inc. (The)                                   708,905  10,846,246             0.2%
#   Manpowergroup, Inc.                                         130,487  11,976,097             0.2%
    Marten Transport, Ltd.                                      171,197   2,805,919             0.0%
#*  MasTec, Inc.                                                447,369   7,502,378             0.1%
    Matson, Inc.                                                235,478  10,791,957             0.2%
#   Matthews International Corp. Class A                        188,256  10,868,019             0.2%
#   McGrath RentCorp                                            124,153   3,730,798             0.1%
*   Mfri, Inc.                                                   27,948     157,627             0.0%
    Miller Industries, Inc.                                      66,070   1,498,468             0.0%
*   Mistras Group, Inc.                                          69,643   1,317,646             0.0%
#   Mobile Mini, Inc.                                           271,889   9,309,479             0.1%
*   Moog, Inc. Class A                                          196,095  12,110,827             0.2%
#*  MRC Global, Inc.                                            617,406   7,347,131             0.1%
#   Mueller Industries, Inc.                                    329,205  10,376,542             0.1%
    Mueller Water Products, Inc. Class A                        487,683   4,291,610             0.1%
    Multi-Color Corp.                                            34,854   2,713,035             0.0%
*   MYR Group, Inc.                                             120,726   2,716,335             0.0%
#   National Presto Industries, Inc.                              7,322     644,702             0.0%
*   Navigant Consulting, Inc.                                   250,864   4,314,861             0.1%
#*  NL Industries, Inc.                                          87,722     306,150             0.0%
#   NN, Inc.                                                    147,591   2,036,756             0.0%
#*  Northwest Pipe Co.                                           53,387     705,242             0.0%
*   NV5 Holdings, Inc.                                            5,007     116,563             0.0%
*   On Assignment, Inc.                                         283,288  12,779,122             0.2%
    Orbital ATK, Inc.                                           279,907  23,965,637             0.3%
#*  Orion Energy Systems, Inc.                                   70,667     127,907             0.0%
*   Orion Marine Group, Inc.                                     84,405     330,024             0.0%
#   Oshkosh Corp.                                               456,539  18,759,188             0.3%
    Owens Corning                                               721,732  32,860,458             0.5%
#*  PAM Transportation Services, Inc.                            30,013   1,071,764             0.0%
    Park-Ohio Holdings Corp.                                      5,461     188,405             0.0%
*   Patrick Industries, Inc.                                      9,210     373,742             0.0%
*   Patriot Transportation Holding, Inc.                          4,683     103,869             0.0%
*   Pendrell Corp.                                               20,276      13,585             0.0%
#*  Perma-Fix Environmental Services                             15,435      65,290             0.0%
#   Powell Industries, Inc.                                      47,724   1,590,164             0.0%
*   PowerSecure International, Inc.                             136,659   1,702,771             0.0%
#   Preformed Line Products Co.                                  20,966     891,055             0.0%
#   Primoris Services Corp.                                     159,679   3,180,806             0.0%
    Providence and Worcester Railroad Co.                         2,567      41,123             0.0%
    Quad/Graphics, Inc.                                          82,755   1,067,539             0.0%
    Quanex Building Products Corp.                              200,346   3,780,529             0.1%
#*  Quanta Services, Inc.                                     1,122,896  22,581,439             0.3%
*   Radiant Logistics, Inc.                                      17,900      71,063             0.0%
#   Raven Industries, Inc.                                       81,682   1,487,429             0.0%
#*  RBC Bearings, Inc.                                           97,236   6,649,970             0.1%
    RCM Technologies, Inc.                                       41,207     210,568             0.0%
    Regal Beloit Corp.                                          233,544  14,897,772             0.2%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Industrials -- (Continued)
#*  Republic Airways Holdings, Inc.                             322,691 $ 1,858,700             0.0%
    Resources Connection, Inc.                                  219,124   3,933,276             0.1%
*   Roadrunner Transportation Systems, Inc.                     160,315   1,705,752             0.0%
*   RPX Corp.                                                   268,737   3,826,815             0.1%
#*  Rush Enterprises, Inc. Class A                              161,773   3,944,026             0.1%
#*  Rush Enterprises, Inc. Class B                                1,650      37,422             0.0%
#   Ryder System, Inc.                                          309,611  22,223,878             0.3%
#*  Saia, Inc.                                                  142,283   3,359,302             0.1%
    SIFCO Industries, Inc.                                       16,504     205,970             0.0%
    Simpson Manufacturing Co., Inc.                             261,361   9,926,491             0.1%
#   SkyWest, Inc.                                               262,735   5,002,474             0.1%
*   SL Industries, Inc.                                          16,927     567,054             0.0%
*   SP Plus Corp.                                                37,910     966,705             0.0%
*   Sparton Corp.                                                52,403   1,233,043             0.0%
    SPX Corp.                                                    29,913     366,434             0.0%
*   SPX FLOW, Inc.                                               29,913   1,014,051             0.0%
    Standex International Corp.                                  58,608   5,258,310             0.1%
#*  Sterling Construction Co., Inc.                             108,637     420,425             0.0%
    Supreme Industries, Inc. Class A                             29,353     234,824             0.0%
    TAL International Group, Inc.                               235,760   3,998,490             0.1%
*   Team, Inc.                                                  115,689   4,049,115             0.1%
    Terex Corp.                                                 514,810  10,327,089             0.1%
    Tetra Tech, Inc.                                            313,069   8,421,556             0.1%
#   Textainer Group Holdings, Ltd.                               10,689     209,077             0.0%
*   Thermon Group Holdings, Inc.                                150,062   3,017,747             0.0%
    Timken Co. (The)                                            144,998   4,581,937             0.1%
#   Titan International, Inc.                                   253,143   1,797,315             0.0%
#*  Titan Machinery, Inc.                                       121,425   1,485,028             0.0%
#*  Transcat, Inc.                                                5,948      57,220             0.0%
*   TRC Cos., Inc.                                               80,292     829,416             0.0%
#*  Trimas Corp.                                                242,203   4,846,482             0.1%
#   Trinity Industries, Inc.                                  1,101,344  29,813,382             0.4%
#   Triumph Group, Inc.                                         273,066  12,719,414             0.2%
*   TrueBlue, Inc.                                              239,776   6,946,311             0.1%
#*  Tutor Perini Corp.                                          262,572   4,405,958             0.1%
    Twin Disc, Inc.                                              47,735     562,318             0.0%
*   Ultralife Corp.                                              84,726     574,442             0.0%
    UniFirst Corp.                                               88,430   9,291,340             0.1%
*   United Rentals, Inc.                                        136,327  10,205,439             0.1%
    Universal Forest Products, Inc.                             101,566   7,376,739             0.1%
*   USA Truck, Inc.                                              53,420     971,176             0.0%
#*  UTi Worldwide, Inc.                                         201,713   1,438,214             0.0%
    Valmont Industries, Inc.                                    107,688  11,677,687             0.2%
*   Vectrus, Inc.                                                12,541     311,895             0.0%
#*  Veritiv Corp.                                                17,609     739,578             0.0%
*   Versar, Inc.                                                 42,347     138,051             0.0%
    Viad Corp.                                                  105,882   3,188,107             0.0%
*   Virco Manufacturing Corp.                                    19,199      69,500             0.0%
*   Volt Information Sciences, Inc.                              54,923     473,436             0.0%
#   VSE Corp.                                                    17,537   1,007,676             0.0%
#*  Wabash National Corp.                                       363,396   4,349,850             0.1%
    Waste Connections, Inc.                                     622,785  33,929,327             0.5%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                         PERCENTAGE
                                                               SHARES       VALUE+     OF NET ASSETS**
                                                              --------- -------------- ---------------
Industrials -- (Continued)
#   Watts Water Technologies, Inc. Class A                      166,001 $    9,037,094             0.1%
    Werner Enterprises, Inc.                                    428,294     11,332,659             0.2%
#*  Wesco Aircraft Holdings, Inc.                               304,999      3,800,288             0.1%
#*  WESCO International, Inc.                                   247,211     12,096,034             0.2%
*   Willdan Group, Inc.                                           1,532         17,021             0.0%
*   Willis Lease Finance Corp.                                   12,818        199,961             0.0%
#   Woodward, Inc.                                               60,973      2,774,271             0.0%
#*  XPO Logistics, Inc.                                          58,605      1,626,875             0.0%
                                                                        --------------            ----
Total Industrials                                                        1,395,368,462            19.5%
                                                                        --------------            ----
Information Technology -- (10.9%)
*   Actua Corp.                                                 249,464      3,455,076             0.1%
*   Acxiom Corp.                                                439,469      9,721,054             0.1%
*   ADDvantage Technologies Group, Inc.                          11,887         27,934             0.0%
    ADTRAN, Inc.                                                299,791      4,655,754             0.1%
*   Advanced Energy Industries, Inc.                            207,716      5,874,208             0.1%
*   Agilysys, Inc.                                               81,219        923,460             0.0%
#*  Alpha & Omega Semiconductor, Ltd.                            49,859        442,748             0.0%
*   Amkor Technology, Inc.                                    1,155,111      7,184,790             0.1%
*   Amtech Systems, Inc.                                         53,593        276,004             0.0%
#*  ANADIGICS, Inc.                                              31,646          7,279             0.0%
*   Anixter International, Inc.                                  70,684      4,847,509             0.1%
#*  ARRIS Group, Inc.                                           886,133     25,042,119             0.4%
*   Arrow Electronics, Inc.                                     563,822     31,004,572             0.4%
    Astro-Med, Inc.                                              24,407        321,684             0.0%
#*  Aviat Networks, Inc.                                        241,458        246,287             0.0%
*   Avid Technology, Inc.                                        11,334         95,772             0.0%
    Avnet, Inc.                                                 768,644     34,919,497             0.5%
#   AVX Corp.                                                   617,066      8,330,391             0.1%
*   Aware, Inc.                                                  57,672        186,281             0.0%
*   Axcelis Technologies, Inc.                                  326,543        914,320             0.0%
*   AXT, Inc.                                                   186,167        409,567             0.0%
*   Bankrate, Inc.                                              193,657      2,298,709             0.0%
#   Bel Fuse, Inc. Class A                                        3,065         48,733             0.0%
    Bel Fuse, Inc. Class B                                       49,468        891,908             0.0%
    Belden, Inc.                                                  9,300        595,479             0.0%
#*  Benchmark Electronics, Inc.                                 298,403      5,902,411             0.1%
    Black Box Corp.                                              82,688      1,009,620             0.0%
*   Blucora, Inc.                                               251,598      2,465,660             0.0%
#*  BroadVision, Inc.                                            22,469        135,039             0.0%
    Brocade Communications Systems, Inc.                      1,520,781     15,846,538             0.2%
    Brooks Automation, Inc.                                     338,882      3,741,257             0.1%
*   Bsquare Corp.                                                62,758        682,807             0.0%
*   Cabot Microelectronics Corp.                                 70,671      2,980,196             0.0%
#*  CACI International, Inc. Class A                            145,937     14,161,726             0.2%
*   Calix, Inc.                                                 227,509      1,590,288             0.0%
*   Cartesian, Inc.                                               4,096          9,585             0.0%
*   Cascade Microtech, Inc.                                      78,767      1,206,710             0.0%
#*  Ceva, Inc.                                                   13,291        310,611             0.0%
    Checkpoint Systems, Inc.                                    191,965      1,435,898             0.0%
*   CIBER, Inc.                                                 439,254      1,568,137             0.0%
*   Cirrus Logic, Inc.                                          387,502     11,946,687             0.2%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Information Technology -- (Continued)
    ClearOne, Inc.                                                  200 $     2,412             0.0%
*   Coherent, Inc.                                              141,447   7,666,427             0.1%
    Cohu, Inc.                                                  140,315   1,766,566             0.0%
    Communications Systems, Inc.                                 39,335     319,007             0.0%
    Computer Task Group, Inc.                                    15,231     109,663             0.0%
    Comtech Telecommunications Corp.                            112,455   2,716,913             0.0%
    Concurrent Computer Corp.                                    41,378     205,649             0.0%
#   Convergys Corp.                                             590,305  15,153,129             0.2%
*   CoreLogic, Inc.                                             279,724  10,903,642             0.2%
#*  Covisint Corp.                                               23,933      50,499             0.0%
#*  Cree, Inc.                                                  495,192  12,473,886             0.2%
#   CSG Systems International, Inc.                              63,332   2,122,889             0.0%
    CSP, Inc.                                                     3,924      22,053             0.0%
#   CTS Corp.                                                   162,305   2,950,705             0.0%
*   CyberOptics Corp.                                            23,180     163,187             0.0%
#   Cypress Semiconductor Corp.                                 158,381   1,669,336             0.0%
#   Daktronics, Inc.                                            194,391   1,885,593             0.0%
*   Datalink Corp.                                              124,644     909,901             0.0%
#*  Demand Media, Inc.                                           68,422     297,636             0.0%
*   DHI Group, Inc.                                             330,352   2,989,686             0.0%
*   Digi International, Inc.                                    135,017   1,741,719             0.0%
#*  Digimarc Corp.                                                2,221      49,884             0.0%
*   Diodes, Inc.                                                247,478   5,667,246             0.1%
*   DSP Group, Inc.                                             114,770   1,159,177             0.0%
*   DTS, Inc.                                                   103,189   3,070,905             0.1%
    EarthLink Holdings Corp.                                    390,759   3,340,989             0.1%
*   EchoStar Corp. Class A                                      257,368  11,537,807             0.2%
*   Edgewater Technology, Inc.                                   32,647     259,217             0.0%
    Electro Rent Corp.                                          123,962   1,286,726             0.0%
    Electro Scientific Industries, Inc.                         173,475     810,128             0.0%
*   Electronics for Imaging, Inc.                               252,345  11,718,902             0.2%
*   Emcore Corp.                                                164,316   1,123,921             0.0%
#*  EnerNOC, Inc.                                               183,004   1,434,751             0.0%
*   Entegris, Inc.                                              787,686  10,106,011             0.1%
#   Epiq Systems, Inc.                                          192,438   2,655,644             0.0%
*   ePlus, Inc.                                                  38,437   3,244,852             0.1%
#*  Everi Holdings, Inc.                                        349,370   1,635,052             0.0%
*   Everyday Health, Inc.                                         5,226      49,124             0.0%
#*  Exar Corp.                                                  226,716   1,290,014             0.0%
*   ExlService Holdings, Inc.                                   158,399   7,010,740             0.1%
*   Extreme Networks, Inc.                                       30,739     110,353             0.0%
*   Fabrinet                                                    166,830   3,615,206             0.1%
*   Fairchild Semiconductor International, Inc.                 720,838  12,023,578             0.2%
#*  FARO Technologies, Inc.                                      48,700   1,645,573             0.0%
#*  Finisar Corp.                                               595,730   6,773,450             0.1%
#*  First Solar, Inc.                                           693,745  39,592,027             0.6%
*   Flextronics International, Ltd.                           1,545,916  17,607,983             0.3%
*   FormFactor, Inc.                                            314,651   2,592,724             0.0%
*   Frequency Electronics, Inc.                                  32,980     360,142             0.0%
    Globalscape, Inc.                                             3,700      13,986             0.0%
#*  GrubHub, Inc.                                                63,069   1,512,395             0.0%
#*  GSE Systems, Inc.                                            70,034      95,246             0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Information Technology -- (Continued)
*   GSI Group, Inc.                                              65,500 $   884,905             0.0%
#*  GSI Technology, Inc.                                         75,957     320,539             0.0%
    Hackett Group, Inc. (The)                                   157,652   2,345,862             0.0%
*   Harmonic, Inc.                                              504,392   2,905,298             0.0%
*   Higher One Holdings, Inc.                                    10,612      31,199             0.0%
#*  Hutchinson Technology, Inc.                                 119,479     209,088             0.0%
    IAC/InterActiveCorp                                          67,470   4,521,165             0.1%
#*  ID Systems, Inc.                                             51,028     179,619             0.0%
#*  Identiv, Inc.                                                 7,955      20,444             0.0%
*   IEC Electronics Corp.                                         8,769      31,042             0.0%
*   II-VI, Inc.                                                 159,425   2,888,781             0.0%
*   Image Sensing Systems, Inc.                                   2,900      10,933             0.0%
*   Imation Corp.                                               181,899     367,436             0.0%
    Ingram Micro, Inc. Class A                                  936,279  27,882,389             0.4%
*   Insight Enterprises, Inc.                                   219,712   5,580,685             0.1%
    Integrated Silicon Solution, Inc.                           146,677   3,297,299             0.1%
*   Internap Corp.                                              268,650   1,816,074             0.0%
    Intersil Corp. Class A                                      689,362   9,340,855             0.1%
*   inTEST Corp.                                                 12,894      51,576             0.0%
#*  Intevac, Inc.                                               106,604     522,360             0.0%
*   IntraLinks Holdings, Inc.                                   329,015   2,878,881             0.0%
*   IntriCon Corp.                                               10,021      81,972             0.0%
*   Iteris, Inc.                                                 25,917      61,942             0.0%
#*  Itron, Inc.                                                 220,322   8,092,427             0.1%
*   Ixia                                                        250,571   3,610,728             0.1%
    IXYS Corp.                                                  174,493   2,174,183             0.0%
#   Jabil Circuit, Inc.                                       1,075,020  24,703,960             0.4%
#*  Kemet Corp.                                                 141,037     392,083             0.0%
*   Key Tronic Corp.                                             56,373     469,587             0.0%
*   Kimball Electronics, Inc.                                   120,991   1,378,087             0.0%
#*  Knowles Corp.                                               186,614   3,108,989             0.1%
#*  Kopin Corp.                                                 180,980     483,217             0.0%
*   Kulicke & Soffa Industries, Inc.                            423,399   4,488,029             0.1%
*   KVH Industries, Inc.                                        113,581   1,113,094             0.0%
#*  Lattice Semiconductor Corp.                                 625,168   2,863,269             0.0%
    Lexmark International, Inc. Class A                         342,204  11,118,208             0.2%
*   Limelight Networks, Inc.                                    463,572     945,687             0.0%
*   Liquidity Services, Inc.                                     91,984     753,349             0.0%
#   Littelfuse, Inc.                                             55,948   5,590,884             0.1%
#*  LoJack Corp.                                                 29,806      88,226             0.0%
#*  Magnachip Semiconductor Corp.                                51,226     270,986             0.0%
    ManTech International Corp. Class A                         136,939   3,957,537             0.1%
    Marchex, Inc. Class B                                       148,633     642,095             0.0%
#   Marvell Technology Group, Ltd.                            2,165,576  17,779,379             0.3%
#*  Mattson Technology, Inc.                                     96,663     226,191             0.0%
*   MaxLinear, Inc. Class A                                       8,498     110,474             0.0%
#*  Maxwell Technologies, Inc.                                   60,404     362,424             0.0%
#   Mentor Graphics Corp.                                       502,294  13,662,397             0.2%
*   Mercury Systems, Inc.                                       182,120   3,125,179             0.1%
    Methode Electronics, Inc.                                   132,907   4,429,790             0.1%
*   Microsemi Corp.                                             429,747  15,475,189             0.2%
    MKS Instruments, Inc.                                       315,189  11,107,260             0.2%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Information Technology -- (Continued)
    MOCON, Inc.                                                  12,717 $   174,350             0.0%
#*  ModusLink Global Solutions, Inc.                            314,130     907,836             0.0%
#*  Monster Worldwide, Inc.                                     526,601   3,301,788             0.1%
*   MoSys, Inc.                                                  10,117      14,063             0.0%
#*  Multi-Fineline Electronix, Inc.                             126,196   2,344,722             0.0%
#*  Nanometrics, Inc.                                            45,937     701,917             0.0%
*   NAPCO Security Technologies, Inc.                            72,063     485,705             0.0%
    NCI, Inc. Class A                                            13,161     204,522             0.0%
*   NCR Corp.                                                   134,953   3,589,750             0.1%
#*  NeoPhotonics Corp.                                          193,974   1,604,165             0.0%
*   NETGEAR, Inc.                                               193,198   7,998,397             0.1%
*   Newport Corp.                                               213,659   3,228,387             0.1%
#*  Novatel Wireless, Inc.                                       76,794     165,107             0.0%
    NVE Corp.                                                       900      53,361             0.0%
*   Oclaro, Inc.                                                 65,869     192,996             0.0%
*   OmniVision Technologies, Inc.                               357,023  10,307,254             0.2%
*   ON Semiconductor Corp.                                    1,251,427  13,765,697             0.2%
    Optical Cable Corp.                                          28,064      87,840             0.0%
*   OSI Systems, Inc.                                           118,521  10,214,140             0.1%
*   PAR Technology Corp.                                         59,048     310,592             0.0%
    Park Electrochemical Corp.                                   85,645   1,399,439             0.0%
#   PC Connection, Inc.                                         120,892   2,809,530             0.0%
    PC-Tel, Inc.                                                 42,442     242,556             0.0%
*   PCM, Inc.                                                    51,256     475,143             0.0%
*   PDF Solutions, Inc.                                           4,240      44,774             0.0%
*   Perceptron, Inc.                                             42,746     339,831             0.0%
*   Perficient, Inc.                                            189,811   3,173,640             0.1%
    Pericom Semiconductor Corp.                                 126,756   2,211,892             0.0%
#*  Photronics, Inc.                                            353,038   3,385,634             0.1%
*   Planar Systems, Inc.                                         88,149     549,168             0.0%
    Plantronics, Inc.                                               674      36,140             0.0%
*   Plexus Corp.                                                183,446   6,350,901             0.1%
*   PMC-Sierra, Inc.                                          1,018,704  12,142,952             0.2%
*   Polycom, Inc.                                               746,784  10,290,684             0.2%
*   PRGX Global, Inc.                                            40,923     153,461             0.0%
*   Progress Software Corp.                                     298,269   7,241,971             0.1%
#*  QLogic Corp.                                                420,463   5,213,741             0.1%
*   Qorvo, Inc.                                                 155,161   6,816,223             0.1%
*   Qualstar Corp.                                               33,400      39,412             0.0%
*   Qumu Corp.                                                   42,582     111,139             0.0%
*   Radisys Corp.                                               182,125     468,061             0.0%
#*  RealNetworks, Inc.                                          204,343     792,851             0.0%
    Reis, Inc.                                                   43,097   1,048,981             0.0%
*   Relm Wireless Corp.                                           8,250      35,475             0.0%
*   RetailMeNot, Inc.                                           168,575   1,481,774             0.0%
#   RF Industries, Ltd.                                          30,109     135,792             0.0%
    Richardson Electronics, Ltd.                                 74,071     444,426             0.0%
#*  Rightside Group, Ltd.                                         2,646      21,300             0.0%
*   Rofin-Sinar Technologies, Inc.                              169,412   4,906,172             0.1%
*   Rogers Corp.                                                 90,653   4,217,178             0.1%
#*  Rosetta Stone, Inc.                                           6,273      41,276             0.0%
#*  Rovi Corp.                                                  630,922   5,772,936             0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                               SHARES      VALUE+    OF NET ASSETS**
                                                              --------- ------------ ---------------
Information Technology -- (Continued)
#*  Rubicon Technology, Inc.                                     45,023 $     49,525             0.0%
*   Rudolph Technologies, Inc.                                  184,886    2,364,692             0.0%
*   Sanmina Corp.                                               486,374   10,053,351             0.1%
*   ScanSource, Inc.                                            150,618    5,197,827             0.1%
*   SciQuest, Inc.                                               48,489      575,080             0.0%
#*  Seachange International, Inc.                               181,833    1,176,459             0.0%
#*  Semtech Corp.                                                63,270    1,107,225             0.0%
#*  ServiceSource International, Inc.                            18,044       77,048             0.0%
*   ShoreTel, Inc.                                               85,307      805,298             0.0%
*   Sigma Designs, Inc.                                         214,754    1,891,983             0.0%
#*  Silicon Laboratories, Inc.                                  232,962   11,641,111             0.2%
*   SMTC Corp.                                                   30,286       43,612             0.0%
#*  Sonus Networks, Inc.                                         95,244      629,563             0.0%
*   StarTek, Inc.                                                60,586      218,110             0.0%
#*  Super Micro Computer, Inc.                                  200,115    5,645,244             0.1%
*   Support.com, Inc.                                           124,869      144,848             0.0%
*   Sykes Enterprises, Inc.                                     257,384    7,464,136             0.1%
*   Synacor, Inc.                                                15,816       21,035             0.0%
#   SYNNEX Corp.                                                196,918   17,415,428             0.3%
#*  Take-Two Interactive Software, Inc.                         235,606    7,822,119             0.1%
#*  Tangoe, Inc.                                                 72,856      603,248             0.0%
*   Tech Data Corp.                                             276,096   20,097,028             0.3%
*   TechTarget, Inc.                                             42,480      396,338             0.0%
*   TeleCommunication Systems, Inc. Class A                     313,192    1,280,955             0.0%
#*  Telenav, Inc.                                               133,559      961,625             0.0%
    TeleTech Holdings, Inc.                                      48,206    1,402,795             0.0%
#   Tessco Technologies, Inc.                                    39,695      866,939             0.0%
    TheStreet, Inc.                                             116,295      167,465             0.0%
*   Tremor Video, Inc.                                           28,774       52,081             0.0%
*   Trio Tech International                                         979        2,399             0.0%
#*  TTM Technologies, Inc.                                      551,702    4,027,425             0.1%
*   Ultra Clean Holdings, Inc.                                  137,226      669,663             0.0%
#*  Ultratech, Inc.                                             141,998    2,219,429             0.0%
*   United Online, Inc.                                          95,853    1,119,563             0.0%
*   Universal Security Instruments, Inc.                          1,353        6,481             0.0%
#*  Veeco Instruments, Inc.                                     125,212    2,256,320             0.0%
#*  ViaSat, Inc.                                                 41,112    2,711,748             0.0%
*   Viavi Solutions, Inc.                                       121,738      724,341             0.0%
*   Vicon Industries, Inc.                                       22,202       36,633             0.0%
*   Virtusa Corp.                                                60,464    3,472,448             0.1%
#   Vishay Intertechnology, Inc.                                826,748    8,763,529             0.1%
*   Vishay Precision Group, Inc.                                 57,269      671,765             0.0%
#   Wayside Technology Group, Inc.                               12,218      222,734             0.0%
*   Westell Technologies, Inc. Class A                          113,872      153,727             0.0%
*   Wireless Telecom Group, Inc.                                 10,991       17,366             0.0%
*   Xcerra Corp.                                                239,853    1,664,580             0.0%
*   XO Group, Inc.                                              147,747    2,235,412             0.0%
#*  Zynga, Inc. Class A                                       4,710,027   11,162,764             0.2%
                                                                        ------------            ----
Total Information Technology                                             920,339,345            12.9%
                                                                        ------------            ----
Materials -- (5.4%)
#   A Schulman, Inc.                                            156,858    5,629,634             0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Materials -- (Continued)
    Airgas, Inc.                                                355,996 $34,232,575             0.5%
#   Albemarle Corp.                                             375,935  20,120,041             0.3%
#   Allegheny Technologies, Inc.                                371,274   5,457,728             0.1%
#*  AM Castle & Co.                                             109,790     262,398             0.0%
#   American Vanguard Corp.                                     115,330   1,546,575             0.0%
    Ampco-Pittsburgh Corp.                                       34,337     397,966             0.0%
    Axiall Corp.                                                385,042   7,797,101             0.1%
    Bemis Co., Inc.                                             564,312  25,834,203             0.4%
*   Boise Cascade Co.                                           188,020   5,627,439             0.1%
    Cabot Corp.                                                 140,214   5,039,291             0.1%
    Calgon Carbon Corp.                                         274,155   4,715,466             0.1%
#   Carpenter Technology Corp.                                  223,531   7,445,818             0.1%
#*  Century Aluminum Co.                                        652,036   2,360,370             0.0%
    Chase Corp.                                                  26,318   1,168,782             0.0%
*   Chemtura Corp.                                              405,673  12,957,196             0.2%
*   Clearwater Paper Corp.                                      104,541   5,272,003             0.1%
#*  Coeur d'Alene Mines Corp.                                   589,019   1,590,351             0.0%
#   Commercial Metals Co.                                       716,296  10,293,174             0.1%
*   Core Molding Technologies, Inc.                              39,894     799,476             0.0%
    Cytec Industries, Inc.                                      212,027  15,779,049             0.2%
    Domtar Corp.                                                381,417  15,729,637             0.2%
#*  Flotek Industries, Inc.                                      52,914     957,743             0.0%
    Friedman Industries, Inc.                                    32,585     195,184             0.0%
    FutureFuel Corp.                                            175,236   2,700,387             0.0%
    Globe Specialty Metals, Inc.                                 63,546     801,951             0.0%
    Graphic Packaging Holding Co.                               359,762   5,094,230             0.1%
#   Greif, Inc. Class A                                         104,045   3,410,595             0.1%
    Greif, Inc. Class B                                           1,645      63,333             0.0%
*   Handy & Harman, Ltd.                                          2,054      48,783             0.0%
#   Hawkins, Inc.                                                13,350     553,224             0.0%
    Haynes International, Inc.                                   56,872   2,243,600             0.0%
#   HB Fuller Co.                                               301,226  11,443,576             0.2%
#   Hecla Mining Co.                                          1,506,237   3,117,911             0.0%
#*  Horsehead Holding Corp.                                     164,560     467,350             0.0%
    Huntsman Corp.                                            1,233,658  16,247,276             0.2%
    Innophos Holdings, Inc.                                     105,020   4,462,300             0.1%
    Innospec, Inc.                                              143,485   7,926,111             0.1%
#*  Intrepid Potash, Inc.                                        61,541     237,548             0.0%
#   Kaiser Aluminum Corp.                                        97,047   7,888,951             0.1%
    KapStone Paper and Packaging Corp.                          500,280  10,881,090             0.2%
    KMG Chemicals, Inc.                                          61,052   1,284,534             0.0%
*   Kraton Performance Polymers, Inc.                           187,316   3,819,373             0.1%
#   Kronos Worldwide, Inc.                                      120,851     954,723             0.0%
#*  Louisiana-Pacific Corp.                                     360,125   6,359,808             0.1%
#*  LSB Industries, Inc.                                        121,433   1,900,426             0.0%
    Materion Corp.                                              111,147   3,351,082             0.1%
#   McEwen Mining, Inc.                                          61,134      55,033             0.0%
    Mercer International, Inc.                                  329,930   3,563,244             0.1%
    Minerals Technologies, Inc.                                 181,093  10,673,621             0.2%
    Myers Industries, Inc.                                      155,375   2,425,404             0.0%
#   Noranda Aluminum Holding Corp.                               23,825      40,979             0.0%
*   Northern Technologies International Corp.                     6,062     108,813             0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                PERCENTAGE
                                                                        SHARES      VALUE+    OF NET ASSETS**
                                                                       --------- ------------ ---------------
Materials -- (Continued)
             Olin Corp.                                                  374,679 $  7,186,343             0.1%
#            Olympic Steel, Inc.                                          67,100      642,147             0.0%
#*           OMNOVA Solutions, Inc.                                      160,330    1,151,169             0.0%
#            PH Glatfelter Co.                                           252,863    4,905,542             0.1%
#*           Platform Specialty Products Corp.                            74,546      778,260             0.0%
             Reliance Steel & Aluminum Co.                               451,082   27,046,877             0.4%
#*           Resolute Forest Products, Inc.                              224,747    1,678,860             0.0%
#            Royal Gold, Inc.                                             61,725    2,952,924             0.0%
#            Schnitzer Steel Industries, Inc. Class A                    201,095    3,390,462             0.1%
             Schweitzer-Mauduit International, Inc.                      165,769    6,435,153             0.1%
             Sonoco Products Co.                                         553,508   23,629,257             0.3%
             Steel Dynamics, Inc.                                      1,485,950   27,445,496             0.4%
             Stepan Co.                                                   95,264    5,042,324             0.1%
#*           Stillwater Mining Co.                                       501,124    4,680,498             0.1%
             SunCoke Energy, Inc.                                        344,343    1,707,941             0.0%
             Synalloy Corp.                                               21,013      183,233             0.0%
#            TimkenSteel Corp.                                           127,433    1,355,887             0.0%
#*           Trecora Resources                                            66,665      949,310             0.0%
             Tredegar Corp.                                               31,709      452,170             0.0%
#            Tronox, Ltd. Class A                                        245,802    1,526,430             0.0%
*            UFP Technologies, Inc.                                          600       14,706             0.0%
             United States Lime & Minerals, Inc.                          17,564      858,001             0.0%
#            United States Steel Corp.                                   866,240   10,117,683             0.1%
#*           Universal Stainless & Alloy Products, Inc.                   35,638      310,051             0.0%
#            Wausau Paper Corp.                                           91,900      938,299             0.0%
             Westlake Chemical Corp.                                     135,685    8,177,735             0.1%
#            Worthington Industries, Inc.                                243,813    7,485,059             0.1%
                                                                                 ------------             ---
Total Materials                                                                   454,376,273             6.4%
                                                                                 ------------             ---
Other -- (0.0%)
(degrees)*   FRD Acquisition Co. Escrow Shares                            55,628           --             0.0%
(degrees)#*  Gerber Scientific, Inc. Escrow Shares                       137,957           --             0.0%
                                                                                 ------------             ---
Total Other                                                                                --             0.0%
                                                                                 ------------             ---
Telecommunication Services -- (1.0%)
*            Alaska Communications Systems Group, Inc.                   105,205      240,919             0.0%
             Alteva, Inc.                                                 10,169       45,150             0.0%
             Atlantic Tele-Network, Inc.                                  55,859    4,268,745             0.1%
#*           Boingo Wireless, Inc.                                       208,425    1,611,125             0.0%
#            Consolidated Communications Holdings, Inc.                   63,058    1,393,582             0.0%
#            Frontier Communications Corp.                             5,021,391   25,809,950             0.4%
*            General Communication, Inc. Class A                         273,389    5,567,567             0.1%
*            Hawaiian Telcom Holdco, Inc.                                  9,073      207,046             0.0%
#            IDT Corp. Class B                                            93,128    1,206,008             0.0%
#*           Iridium Communications, Inc.                                320,634    2,632,405             0.0%
             Lumos Networks Corp.                                        108,633    1,407,884             0.0%
#*           ORBCOMM, Inc.                                               377,302    2,241,174             0.0%
*            Premiere Global Services, Inc.                              248,273    3,396,375             0.1%
             Shenandoah Telecommunications Co.                           149,218    6,981,910             0.1%
             Spok Holdings, Inc.                                         111,732    2,014,528             0.0%
#*           Straight Path Communications, Inc. Class B                   20,635      639,685             0.0%
             Telephone & Data Systems, Inc.                              560,757   16,060,080             0.2%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                    PERCENTAGE
                                                                         SHARES        VALUE+     OF NET ASSETS**
                                                                       ----------- -------------- ---------------
Telecommunication Services -- (Continued)
*            United States Cellular Corp.                                  124,740 $    5,081,907             0.1%
*            Vonage Holdings Corp.                                         834,180      5,063,473             0.1%
#            Windstream Holdings, Inc.                                     407,933      2,655,644             0.0%
                                                                                   --------------           -----
Total Telecommunication Services                                                       88,525,157             1.2%
                                                                                   --------------           -----
Utilities -- (1.0%)
*            Calpine Corp.                                                 977,235     15,156,915             0.2%
#            Consolidated Water Co., Ltd.                                   32,635        361,269             0.0%
*            Dynegy, Inc.                                                   84,568      1,643,156             0.0%
#            Genie Energy, Ltd. Class B                                     75,373        854,730             0.0%
             NRG Energy, Inc.                                            1,569,849     20,235,354             0.3%
#            Ormat Technologies, Inc.                                      119,483      4,506,899             0.1%
             UGI Corp.                                                   1,021,803     37,469,516             0.5%
                                                                                   --------------           -----
Total Utilities                                                                        80,227,839             1.1%
                                                                                   --------------           -----
TOTAL COMMON STOCKS                                                                 7,121,390,757            99.4%
                                                                                   --------------           -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Capital Bank Corp. Contingent Value Rights                        200             --             0.0%
(degrees)*   Furiex Pharmaceuticals Contingent Value Rights                 10,318        100,807             0.0%
(degrees)*   Leap Wireless International, Inc. Contingent Value Rights     270,907        512,014             0.0%
(degrees)#*  Magnum Hunter Resources Corp. Warrants 04/15/16                50,591             --             0.0%
                                                                                   --------------           -----
TOTAL RIGHTS/WARRANTS                                                                     612,821             0.0%
                                                                                   --------------           -----
TOTAL INVESTMENT SECURITIES                                                         7,122,003,578
                                                                                   --------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
             State Street Institutional Liquid Reserves, 0.140%         40,737,703     40,737,703             0.6%
                                                                                   --------------           -----
SECURITIES LENDING COLLATERAL -- (15.1%)
(S)@         DFA Short Term Investment Fund                            110,192,574  1,274,928,076            17.8%
                                                                                   --------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $7,514,657,975)                                $8,437,669,357           117.8%
                                                                                   ==============           =====

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------------
                                   LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                -------------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary       $  962,119,987             --   --    $  962,119,987
   Consumer Staples                228,885,187             --   --       228,885,187
   Energy                          573,258,995             --   --       573,258,995
   Financials                    2,015,159,148 $       36,624   --     2,015,195,772
   Health Care                     403,055,885         37,855   --       403,093,740
   Industrials                   1,395,368,181            281   --     1,395,368,462
   Information Technology          920,339,345             --   --       920,339,345
   Materials                       454,376,273             --   --       454,376,273
   Other                                    --             --   --                --
   Telecommunication Services       88,525,157             --   --        88,525,157
   Utilities                        80,227,839             --   --        80,227,839
Rights/Warrants                             --        612,821   --           612,821
Temporary Cash Investments          40,737,703             --   --        40,737,703
Securities Lending Collateral               --  1,274,928,076   --     1,274,928,076
                                -------------- --------------   --    --------------
TOTAL                           $7,162,053,700 $1,275,615,657   --    $8,437,669,357
                                ============== ==============   ==    ==============

                        U.S. SMALL CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                              PERCENTAGE
                                                                       SHARES     VALUE+    OF NET ASSETS**
                                                                      --------- ----------- ---------------
COMMON STOCKS -- (86.4%)
Consumer Discretionary -- (13.6%)
#*          1-800-Flowers.com, Inc. Class A                             162,952 $ 1,618,113             0.0%
            A. H. Belo Corp. Class A                                    312,505   1,690,652             0.0%
            Aaron's, Inc.                                             1,865,924  46,032,345             0.4%
#           Abercrombie & Fitch Co. Class A                           1,517,607  32,158,092             0.3%
            AMC Entertainment Holdings, Inc. Class A                     83,675   2,290,185             0.0%
#           AMCON Distributing Co.                                        3,567     299,628             0.0%
#*          American Public Education, Inc.                               6,967     151,393             0.0%
*           Apollo Education Group, Inc.                                 38,888     282,327             0.0%
#*          Ascena Retail Group, Inc.                                 4,280,777  57,019,950             0.5%
#*          Ascent Capital Group, Inc. Class A                          141,089   3,072,918             0.0%
*           Ballantyne Strong, Inc.                                     312,280   1,364,664             0.0%
#*          Barnes & Noble Education, Inc.                            1,346,081  19,854,695             0.2%
            Barnes & Noble, Inc.                                      2,303,970  29,928,570             0.3%
#           Bassett Furniture Industries, Inc.                          200,365   6,403,665             0.1%
            Beasley Broadcast Group, Inc. Class A                        75,568     319,653             0.0%
*           Belmond, Ltd. Class A                                     3,272,512  35,146,779             0.3%
(degrees)*  Big 4 Ranch, Inc.                                            73,300          --             0.0%
            Big 5 Sporting Goods Corp.                                  371,153   3,396,050             0.0%
*           Biglari Holdings, Inc.                                          283     108,709             0.0%
#*          Black Diamond, Inc.                                         125,251     693,891             0.0%
*           Books-A-Million, Inc.                                       322,657   1,022,823             0.0%
#*          Boyd Gaming Corp.                                           176,532   3,528,875             0.0%
*           Bridgepoint Education, Inc.                                 226,260   1,753,515             0.0%
*           Build-A-Bear Workshop, Inc.                                 303,856   4,727,999             0.1%
#*          CafePress, Inc.                                              11,013      51,871             0.0%
#*          CalAtlantic Group, Inc.                                   1,421,260  54,135,793             0.5%
            Caleres, Inc.                                               233,798   7,144,867             0.1%
#           Callaway Golf Co.                                         1,803,376  17,943,591             0.2%
*           Cambium Learning Group, Inc.                                212,289   1,021,110             0.0%
#           Canterbury Park Holding Corp.                                16,406     168,490             0.0%
#           Carriage Services, Inc.                                     375,289   8,072,466             0.1%
*           Century Casinos, Inc.                                        62,445     424,626             0.0%
*           Century Communities, Inc.                                    65,015   1,240,486             0.0%
#           Children's Place, Inc. (The)                                428,675  23,006,987             0.2%
#*          Christopher & Banks Corp.                                   317,666     463,792             0.0%
            Churchill Downs, Inc.                                         2,204     323,613             0.0%
#*          Cinedigm Corp. Class A                                      109,903      58,534             0.0%
            Citi Trends, Inc.                                           138,264   3,673,674             0.0%
#*          Conn's, Inc.                                                305,446   5,794,311             0.1%
#*          Cooper-Standard Holding, Inc.                                37,542   2,441,732             0.0%
#           Core-Mark Holding Co., Inc.                                 453,659  36,877,940             0.3%
#*          Crocs, Inc.                                                 349,360   3,773,088             0.0%
#           CSS Industries, Inc.                                        258,809   7,065,486             0.1%
            Culp, Inc.                                                   26,354     790,884             0.0%
#*          Cumulus Media, Inc. Class A                               2,031,061     932,460             0.0%
#*          Del Frisco's Restaurant Group, Inc.                          16,489     222,107             0.0%
#*          Delta Apparel, Inc.                                         188,208   3,092,257             0.0%
#           Destination Maternity Corp.                                 115,558     800,817             0.0%
#           DeVry Education Group, Inc.                               1,705,733  40,187,069             0.4%
#*          Dixie Group, Inc. (The)                                     358,701   2,356,666             0.0%
            Dover Motorsports, Inc.                                     319,398     718,646             0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Consumer Discretionary -- (Continued)
#   Educational Development Corp.                                 1,000 $    12,100             0.0%
*   Eldorado Resorts, Inc.                                      120,966   1,197,563             0.0%
#*  Emerson Radio Corp.                                         156,037     195,046             0.0%
*   Emmis Communications Corp. Class A                          326,758     307,153             0.0%
#*  Entercom Communications Corp. Class A                       159,452   1,760,350             0.0%
#   Escalade, Inc.                                                5,576      82,692             0.0%
    Ethan Allen Interiors, Inc.                                  19,709     536,282             0.0%
#*  EVINE Live, Inc.                                              2,802       7,229             0.0%
#   EW Scripps Co. (The) Class A                              1,662,125  36,666,477             0.3%
#*  Federal-Mogul Holdings Corp.                                625,628   4,848,617             0.1%
#   Finish Line, Inc. (The) Class A                             133,829   2,493,234             0.0%
    Flanigan's Enterprises, Inc.                                  4,740     124,425             0.0%
    Flexsteel Industries, Inc.                                  201,131   8,747,187             0.1%
#   Fred's, Inc. Class A                                        947,039  13,097,549             0.1%
#*  FTD Cos., Inc.                                              405,396  11,480,815             0.1%
*   Full House Resorts, Inc.                                      5,132       7,236             0.0%
#*  Gaiam, Inc. Class A                                          79,330     543,411             0.0%
#*  Gaming Partners International Corp.                          44,581     413,712             0.0%
#   Gannett Co., Inc.                                            89,681   1,418,753             0.0%
#*  Genesco, Inc.                                               281,813  17,655,584             0.2%
*   Gray Television, Inc.                                     2,006,286  31,879,885             0.3%
*   Gray Television, Inc. Class A                                23,767     340,343             0.0%
*   Green Brick Partners, Inc.                                  131,859   1,391,112             0.0%
#   Group 1 Automotive, Inc.                                    849,486  73,862,808             0.6%
#   Guess?, Inc.                                              1,969,639  41,460,901             0.4%
    Harte-Hanks, Inc.                                         1,558,509   6,623,663             0.1%
    Haverty Furniture Cos., Inc.                                579,799  13,573,095             0.1%
    Haverty Furniture Cos., Inc. Class A                          5,701     131,180             0.0%
#*  Helen of Troy, Ltd.                                         837,062  83,044,921             0.7%
    Hooker Furniture Corp.                                      286,945   7,121,975             0.1%
*   Horizon Global Corp.                                          4,863      42,746             0.0%
#*  Iconix Brand Group, Inc.                                  1,767,771  27,082,252             0.2%
    International Speedway Corp. Class A                        127,408   4,419,784             0.0%
*   Intrawest Resorts Holdings, Inc.                             64,779     580,420             0.0%
*   Isle of Capri Casinos, Inc.                                  20,506     392,280             0.0%
*   Jaclyn, Inc.                                                 40,909     203,522             0.0%
#*  JAKKS Pacific, Inc.                                         595,367   4,715,307             0.0%
#*  JC Penney Co., Inc.                                       3,759,585  34,475,394             0.3%
    Johnson Outdoors, Inc. Class A                              207,359   4,443,703             0.0%
    Journal Media Group, Inc.                                   366,618   4,487,404             0.0%
#*  K12, Inc.                                                   486,278   4,721,759             0.1%
*   Lakeland Industries, Inc.                                   143,869   1,776,782             0.0%
*   LeapFrog Enterprises, Inc.                                  134,325     107,460             0.0%
#*  Lee Enterprises, Inc.                                        69,744     138,791             0.0%
#   Libbey, Inc.                                                300,260  10,100,746             0.1%
*   Liberty TripAdvisor Holdings, Inc. Class A                  532,312  16,602,811             0.2%
#   Lifetime Brands, Inc.                                       385,967   5,932,313             0.1%
#*  Live Nation Entertainment, Inc.                             566,507  15,454,311             0.1%
*   Loral Space & Communications, Inc.                           59,401   2,655,819             0.0%
*   Luby's, Inc.                                                702,039   3,271,502             0.0%
#*  M/I Homes, Inc.                                             699,075  16,043,771             0.1%
    Marcus Corp. (The)                                          561,043  11,607,980             0.1%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  MarineMax, Inc.                                             631,309 $ 9,974,682             0.1%
    Marriott Vacations Worldwide Corp.                          771,753  49,700,893             0.4%
#*  McClatchy Co. (The) Class A                               1,269,710   1,764,897             0.0%
    McRae Industries, Inc. Class A                               24,573     697,996             0.0%
#   MDC Holdings, Inc.                                        1,585,669  41,211,537             0.4%
#*  Media General, Inc.                                         564,216   8,384,250             0.1%
    Men's Wearhouse, Inc. (The)                                 169,730   6,785,805             0.1%
    Meredith Corp.                                              310,335  14,591,952             0.1%
#*  Meritage Homes Corp.                                      1,355,091  47,780,509             0.4%
*   Modine Manufacturing Co.                                    307,411   2,573,030             0.0%
*   Monarch Casino & Resort, Inc.                                 6,556     143,839             0.0%
#   Movado Group, Inc.                                          471,778  12,143,566             0.1%
    NACCO Industries, Inc. Class A                              147,288   6,602,921             0.1%
    National CineMedia, Inc.                                     24,440     347,048             0.0%
#*  Nevada Gold & Casinos, Inc.                                  83,887     146,802             0.0%
    New Media Investment Group, Inc.                              4,701      75,686             0.0%
*   New York & Co., Inc.                                        188,869     494,837             0.0%
*   Nobility Homes, Inc.                                          3,827      43,073             0.0%
*   Office Depot, Inc.                                        2,241,530  17,080,459             0.2%
*   P&F Industries, Inc. Class A                                 24,537     247,824             0.0%
#*  Pacific Sunwear of California, Inc.                         173,424      46,443             0.0%
#   Penske Automotive Group, Inc.                               544,844  26,610,181             0.2%
*   Pep Boys-Manny, Moe & Jack (The)                          1,556,165  23,404,722             0.2%
#*  Perfumania Holdings, Inc.                                    89,183     332,653             0.0%
*   Perry Ellis International, Inc.                             468,634  10,061,572             0.1%
*   QEP Co., Inc.                                                42,217     717,689             0.0%
#*  Radio One, Inc. Class D                                     623,107   1,339,680             0.0%
*   RCI Hospitality Holdings, Inc.                              306,633   3,047,932             0.0%
#*  Reading International, Inc. Class A                         117,538   1,821,839             0.0%
*   Red Lion Hotels Corp.                                       550,169   4,505,884             0.0%
#*  Regis Corp.                                               1,801,695  29,764,001             0.3%
#   Remy International, Inc.                                    337,952   9,966,204             0.1%
#   Rent-A-Center, Inc.                                       1,904,921  35,031,497             0.3%
    Rocky Brands, Inc.                                          185,518   2,365,354             0.0%
*   Ruby Tuesday, Inc.                                        1,728,197   9,038,470             0.1%
#   Saga Communications, Inc. Class A                           155,199   6,676,661             0.1%
    Salem Media Group, Inc.                                     134,925     848,678             0.0%
#   Scholastic Corp.                                          1,404,546  57,403,795             0.5%
#*  Sequential Brands Group, Inc.                                 9,025     112,903             0.0%
#*  Shiloh Industries, Inc.                                     239,957   1,809,276             0.0%
#   Shoe Carnival, Inc.                                         595,937  13,390,704             0.1%
#*  Sizmek, Inc.                                                104,315     618,588             0.0%
*   Skechers U.S.A., Inc. Class A                             1,976,565  61,668,828             0.5%
#*  Skullcandy, Inc.                                            403,293   2,258,441             0.0%
#   Sonic Automotive, Inc. Class A                              589,750  14,708,365             0.1%
*   Spanish Broadcasting System, Inc. Class A                     8,699      49,671             0.0%
#   Spartan Motors, Inc.                                        783,446   3,235,632             0.0%
#   Speedway Motorsports, Inc.                                  985,639  18,204,752             0.2%
#   Stage Stores, Inc.                                          988,185   9,615,040             0.1%
    Standard Motor Products, Inc.                               258,894  11,456,059             0.1%
*   Stanley Furniture Co., Inc.                                  93,359     262,339             0.0%
*   Starz Class B                                                 2,327      77,489             0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                               SHARES       VALUE+     OF NET ASSETS**
                                                              --------- -------------- ---------------
Consumer Discretionary -- (Continued)
*   Steiner Leisure, Ltd.                                        32,935 $    2,086,762             0.0%
*   Stoneridge, Inc.                                             78,184        992,155             0.0%
#   Strattec Security Corp.                                      62,338      3,729,059             0.0%
#   Superior Industries International, Inc.                     777,698     15,305,097             0.1%
    Superior Uniform Group, Inc.                                271,984      4,634,607             0.0%
    Sypris Solutions, Inc.                                      278,004        208,503             0.0%
#*  Systemax, Inc.                                               24,411        226,290             0.0%
#*  Tilly's, Inc. Class A                                        48,161        351,094             0.0%
#   Time, Inc.                                                1,877,785     34,889,245             0.3%
*   TopBuild Corp.                                               72,282      2,033,293             0.0%
*   Trans World Entertainment Corp.                             641,067      2,436,055             0.0%
#*  TRI Pointe Group, Inc.                                    1,812,294     23,523,576             0.2%
#*  Tuesday Morning Corp.                                       929,374      5,027,913             0.1%
*   Unifi, Inc.                                                 440,818     13,484,623             0.1%
*   Universal Electronics, Inc.                                   8,876        422,231             0.0%
    Universal Technical Institute, Inc.                          71,631        304,432             0.0%
*   Vera Bradley, Inc.                                           36,316        454,313             0.0%
*   Vista Outdoor, Inc.                                         204,798      9,158,567             0.1%
#*  Vitamin Shoppe, Inc.                                         16,423        471,176             0.0%
#*  VOXX International Corp.                                    481,473      2,484,401             0.0%
#*  WCI Communities, Inc.                                       174,817      4,176,378             0.0%
#   Wendy's Co. (The)                                         7,117,556     65,196,813             0.6%
#*  West Marine, Inc.                                           637,160      6,486,289             0.1%
#   Weyco Group, Inc.                                             4,848        137,635             0.0%
#*  William Lyon Homes Class A                                  527,785     11,262,932             0.1%
*   Zagg, Inc.                                                  472,139      4,003,739             0.0%
                                                                        --------------            ----
Total Consumer Discretionary                                             1,800,661,135            15.4%
                                                                        --------------            ----
Consumer Staples -- (3.4%)
*   Alliance One International, Inc.                            191,500      3,370,400             0.0%
#   Andersons, Inc. (The)                                       344,019     12,178,272             0.1%
*   Bridgford Foods Corp.                                        37,720        335,708             0.0%
*   CCA Industries, Inc.                                         32,097        121,648             0.0%
*   Central Garden & Pet Co.                                    327,825      5,215,696             0.1%
#*  Central Garden & Pet Co. Class A                          1,036,368     17,493,892             0.2%
#*  Coffee Holding Co., Inc.                                      1,109          4,713             0.0%
#*  Craft Brew Alliance, Inc.                                   266,314      2,039,965             0.0%
*   Cuisine Solutions, Inc.                                     144,977        507,347             0.0%
*   Darling Ingredients, Inc.                                 2,501,502     25,315,200             0.2%
#   Fresh Del Monte Produce, Inc.                             1,819,097     83,005,396             0.7%
#   Ingles Markets, Inc. Class A                                270,844     13,525,949             0.1%
#   John B. Sanfilippo & Son, Inc.                              214,257     13,866,713             0.1%
#*  Landec Corp.                                                721,919      8,879,604             0.1%
*   Mannatech, Inc.                                               3,084         76,545             0.0%
#   MGP Ingredients, Inc.                                       282,277      4,891,860             0.1%
*   Natural Alternatives International, Inc.                     94,109        556,184             0.0%
#*  Nutraceutical International Corp.                            91,384      2,238,908             0.0%
#   Oil-Dri Corp. of America                                     73,605      2,309,725             0.0%
#*  Omega Protein Corp.                                         625,223     11,379,059             0.1%
#   Orchids Paper Products Co.                                    9,896        290,052             0.0%
#*  Post Holdings, Inc.                                       1,122,617     72,150,594             0.6%
*   Reliv International, Inc.                                     2,436          1,681             0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                               SHARES      VALUE+    OF NET ASSETS**
                                                              --------- ------------ ---------------
Consumer Staples -- (Continued)
#*  Revlon, Inc. Class A                                         33,302 $  1,044,684             0.0%
*   Seaboard Corp.                                               18,550   62,476,400             0.5%
#*  Seneca Foods Corp. Class A                                  118,006    3,443,415             0.0%
*   Seneca Foods Corp. Class B                                   24,265      765,925             0.0%
#   Snyder's-Lance, Inc.                                        259,357    9,217,548             0.1%
#   SpartanNash Co.                                           1,060,420   29,585,718             0.3%
#*  TreeHouse Foods, Inc.                                       196,004   16,785,782             0.2%
#   Universal Corp.                                             844,111   45,590,435             0.4%
    Village Super Market, Inc. Class A                           22,994      576,230             0.0%
#   Weis Markets, Inc.                                           62,477    2,570,304             0.0%
                                                                        ------------             ---
Total Consumer Staples                                                   451,811,552             3.9%
                                                                        ------------             ---
Energy -- (7.1%)
#*  Abraxas Petroleum Corp.                                     241,234      383,562             0.0%
    Adams Resources & Energy, Inc.                              107,883    4,796,478             0.0%
#   Alon USA Energy, Inc.                                     2,431,414   40,726,184             0.4%
#*  Approach Resources, Inc.                                     23,097       54,509             0.0%
#   Atwood Oceanics, Inc.                                     1,040,139   17,214,300             0.2%
#*  Barnwell Industries, Inc.                                   142,853      301,420             0.0%
#*  Basic Energy Services, Inc.                                 936,868    3,475,780             0.0%
#*  Bonanza Creek Energy, Inc.                                  185,674    1,056,485             0.0%
    Bristow Group, Inc.                                       1,235,761   42,917,979             0.4%
#*  C&J Energy Services, Ltd.                                   302,193    1,507,943             0.0%
*   Callon Petroleum Co.                                      2,306,206   20,017,868             0.2%
#*  Carrizo Oil & Gas, Inc.                                     215,160    8,096,471             0.1%
#*  Clayton Williams Energy, Inc.                                57,044    3,398,111             0.0%
#*  Cloud Peak Energy, Inc.                                   1,431,519    4,251,611             0.0%
#   Comstock Resources, Inc.                                  1,286,309    2,958,511             0.0%
#*  Contango Oil & Gas Co.                                      445,184    3,405,658             0.0%
#   CVR Energy, Inc.                                             17,562      780,806             0.0%
*   Dawson Geophysical Co.                                      369,917    1,202,230             0.0%
    Delek US Holdings, Inc.                                   2,325,893   63,264,289             0.5%
#   DHT Holdings, Inc.                                        2,155,280   16,940,501             0.1%
#*  Dorian LPG, Ltd.                                            131,670    1,551,073             0.0%
#   Energy XXI, Ltd.                                            610,501    1,056,167             0.0%
#*  EP Energy Corp. Class A                                     144,288      795,027             0.0%
*   Era Group, Inc.                                             623,539    8,673,427             0.1%
    Exterran Holdings, Inc.                                   2,471,443   53,729,171             0.5%
*   Forum Energy Technologies, Inc.                             525,139    6,958,092             0.1%
#   GasLog, Ltd.                                                645,398    7,467,255             0.1%
#*  Gastar Exploration, Inc.                                     48,203       75,679             0.0%
#   Green Plains, Inc.                                        1,136,287   23,305,246             0.2%
    Gulf Island Fabrication, Inc.                               323,043    3,265,965             0.0%
#   Gulfmark Offshore, Inc. Class A                             770,718    4,809,280             0.0%
#   Hallador Energy Co.                                          50,601      308,160             0.0%
#*  Harvest Natural Resources, Inc.                             155,698      154,141             0.0%
*   Helix Energy Solutions Group, Inc.                        3,614,677   20,892,833             0.2%
#*  Hornbeck Offshore Services, Inc.                          1,167,494   15,772,844             0.1%
#*  ION Geophysical Corp.                                       254,560       94,187             0.0%
#*  Key Energy Services, Inc.                                 2,666,488    1,400,973             0.0%
#*  Kosmos Energy, Ltd.                                           9,168       62,526             0.0%
#*  Matador Resources Co.                                       213,268    5,483,120             0.1%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                               SHARES      VALUE+    OF NET ASSETS**
                                                              --------- ------------ ---------------
Energy -- (Continued)
*   Matrix Service Co.                                           91,538 $  2,077,913             0.0%
#*  McDermott International, Inc.                             2,572,775   11,860,493             0.1%
*   Mexco Energy Corp.                                              733        2,133             0.0%
#*  Mitcham Industries, Inc.                                    215,702      957,717             0.0%
*   Natural Gas Services Group, Inc.                            339,157    7,637,816             0.1%
#*  Newpark Resources, Inc.                                   1,950,989   11,042,598             0.1%
#   Noble Corp. P.L.C.                                          585,346    7,884,611             0.1%
#*  Northern Oil and Gas, Inc.                                  556,042    2,802,452             0.0%
*   Oil States International, Inc.                              294,520    8,838,545             0.1%
#*  Overseas Shipholding Group, Inc. Class B                    776,519    2,717,816             0.0%
#*  Pacific Drilling SA                                         207,326      331,722             0.0%
#   Panhandle Oil and Gas, Inc. Class A                           6,970      128,109             0.0%
#*  Parker Drilling Co.                                       3,719,752   10,638,491             0.1%
#   Patterson-UTI Energy, Inc.                                3,034,843   45,188,812             0.4%
#   PBF Energy, Inc. Class A                                  1,699,824   57,794,016             0.5%
#*  PDC Energy, Inc.                                          1,473,735   88,925,170             0.8%
#*  Penn Virginia Corp.                                          98,821       61,160             0.0%
*   PHI, Inc.(69336T106)                                          1,686       30,331             0.0%
#*  PHI, Inc.(69336T205)                                        323,585    6,161,058             0.1%
*   Pioneer Energy Services Corp.                             1,827,150    4,220,716             0.0%
#*  Renewable Energy Group, Inc.                              1,331,379   10,504,580             0.1%
#*  REX American Resources Corp.                                175,975    9,662,787             0.1%
#*  Rice Energy, Inc.                                           882,526   13,467,347             0.1%
    Rowan Cos. P.L.C. Class A                                 3,090,873   60,828,381             0.5%
#*  RSP Permian, Inc.                                           858,061   23,528,033             0.2%
    Scorpio Tankers, Inc.                                     4,398,225   40,111,812             0.3%
#*  SEACOR Holdings, Inc.                                       619,264   36,177,403             0.3%
#*  Seventy Seven Energy, Inc.                                   83,910       95,657             0.0%
#   Ship Finance International, Ltd.                            295,576    5,051,394             0.0%
#   SM Energy Co.                                               231,386    7,716,723             0.1%
#*  Steel Excel, Inc.                                           420,133    7,079,241             0.1%
#   Superior Energy Services, Inc.                            1,356,998   19,215,092             0.2%
#*  Synergy Resources Corp.                                      56,583      633,164             0.0%
    Teekay Tankers, Ltd. Class A                                409,031    3,124,997             0.0%
#   Tesco Corp.                                                 769,892    6,159,136             0.1%
*   TETRA Technologies, Inc.                                  1,947,242   13,124,411             0.1%
#   Tidewater, Inc.                                             527,763    6,517,873             0.1%
#*  Triangle Petroleum Corp.                                  1,496,106    1,795,327             0.0%
#*  Unit Corp.                                                  122,316    1,542,405             0.0%
#*  Vaalco Energy, Inc.                                         325,001      598,002             0.0%
#   W&T Offshore, Inc.                                          481,039    1,568,187             0.0%
#*  Warren Resources, Inc.                                      236,406      106,619             0.0%
#*  Westmoreland Coal Co.                                        11,496       82,311             0.0%
#*  Willbros Group, Inc.                                        157,437      314,874             0.0%
#   World Fuel Services Corp.                                    31,745    1,411,383             0.0%
#*  WPX Energy, Inc.                                          1,818,559   12,475,315             0.1%
                                                                        ------------             ---
Total Energy                                                             944,799,995             8.1%
                                                                        ------------             ---
Financials -- (23.3%)
*   1st Constitution Bancorp                                     18,844      227,824             0.0%
    1st Source Corp.                                            658,354   20,909,323             0.2%
#   A-Mark Precious Metals, Inc.                                 78,247    1,134,582             0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                              PERCENTAGE
                                                                       SHARES     VALUE+    OF NET ASSETS**
                                                                      --------- ----------- ---------------
Financials -- (Continued)
#           Access National Corp.                                        24,800 $   513,112             0.0%
            Alexander & Baldwin, Inc.                                   236,729   8,934,152             0.1%
(degrees)*  Alliance Bancorp, Inc. of Pennsylvania                        2,078      53,860             0.0%
#*          Altisource Asset Management Corp.                            18,447     453,796             0.0%
#*          Ambac Financial Group, Inc.                                 209,698   3,386,623             0.0%
            Ameriana Bancorp                                             34,757     814,704             0.0%
#           American Equity Investment Life Holding Co.               2,474,561  63,546,727             0.6%
#*          American Independence Corp.                                   8,517      83,467             0.0%
#           American National Bankshares, Inc.                            2,572      64,814             0.0%
            American National Insurance Co.                              11,153   1,151,882             0.0%
*           American River Bankshares                                   142,147   1,479,750             0.0%
            AmeriServ Financial, Inc.                                   323,958   1,072,301             0.0%
            Argo Group International Holdings, Ltd.                   1,118,731  69,943,062             0.6%
            Aspen Insurance Holdings, Ltd.                            1,626,064  79,042,971             0.7%
#           Associated Banc-Corp                                      2,444,154  47,269,938             0.4%
*           Asta Funding, Inc.                                          223,661   1,923,485             0.0%
#           Astoria Financial Corp.                                   2,693,376  42,986,281             0.4%
#           Atlantic American Corp.                                     238,675   1,052,557             0.0%
*           Atlantic Coast Financial Corp.                               14,593      89,309             0.0%
#*          Atlanticus Holdings Corp.                                   262,883     793,907             0.0%
#*          AV Homes, Inc.                                              221,885   2,937,757             0.0%
#           Baldwin & Lyons, Inc. Class A                                 3,124      72,164             0.0%
#           Baldwin & Lyons, Inc. Class B                               367,372   8,534,052             0.1%
#           Banc of California, Inc.                                    136,689   1,782,425             0.0%
            Bancorp of New Jersey, Inc.                                     400       4,426             0.0%
#*          Bancorp, Inc. (The)                                         337,587   2,430,626             0.0%
#           Bank Mutual Corp.                                           300,703   2,177,090             0.0%
            Bank of Commerce Holdings                                    15,477      96,576             0.0%
#           BankFinancial Corp.                                         524,471   6,466,727             0.1%
#           Banner Corp.                                                 49,794   2,443,392             0.0%
            Bar Harbor Bankshares                                           795      28,103             0.0%
            BB&T Corp.                                                1,125,883  41,826,553             0.4%
            BBCN Bancorp, Inc.                                          256,145   4,300,675             0.0%
*           BBX Capital Corp. Class A                                    73,038   1,340,247             0.0%
#           BCB Bancorp, Inc.                                            25,972     259,980             0.0%
#*          Bear State Financial, Inc.                                  111,283   1,218,549             0.0%
*           Beneficial Bancorp, Inc.                                     73,571   1,020,430             0.0%
            Berkshire Bancorp, Inc.                                       4,650      36,154             0.0%
            Berkshire Hills Bancorp, Inc.                               640,556  18,319,902             0.2%
            Blue Hills Bancorp, Inc.                                      9,317     132,208             0.0%
*           BNCCORP, Inc.                                                29,762     500,002             0.0%
            Boston Private Financial Holdings, Inc.                     140,794   1,613,499             0.0%
            Brookline Bancorp, Inc.                                   1,407,687  15,977,247             0.1%
            C&F Financial Corp.                                          14,960     568,480             0.0%
#           Calamos Asset Management, Inc. Class A                      167,512   1,572,938             0.0%
            California First National Bancorp                           142,816   1,908,022             0.0%
#           Camden National Corp.                                         2,689     105,113             0.0%
#           Cape Bancorp, Inc.                                           45,857     589,262             0.0%
#           Capital Bank Financial Corp. Class A                        116,668   3,768,376             0.0%
#           Capital City Bank Group, Inc.                                64,573     997,007             0.0%
#           Capitol Federal Financial, Inc.                           2,373,383  30,806,511             0.3%
*           Carolina Bank Holdings, Inc.                                  4,214      62,409             0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                               SHARES      VALUE+    OF NET ASSETS**
                                                              --------- ------------ ---------------
Financials -- (Continued)
#*  Cascade Bancorp                                             345,681 $  1,939,270             0.0%
#   Cash America International, Inc.                            678,335   23,422,908             0.2%
    Cathay General Bancorp                                    1,105,060   34,588,378             0.3%
    Centerstate Banks, Inc.                                      78,175    1,139,792             0.0%
    Central Pacific Financial Corp.                             129,570    2,897,185             0.0%
    Century Bancorp, Inc. Class A                                19,731      877,043             0.0%
#   Charter Financial Corp.                                      11,988      157,043             0.0%
    Chemical Financial Corp.                                    679,084   23,041,320             0.2%
#   Chicopee Bancorp, Inc.                                       38,643      641,087             0.0%
#   Citizens & Northern Corp.                                     1,988       39,382             0.0%
    Citizens Community Bancorp, Inc.                             42,530      377,666             0.0%
    Citizens First Corp.                                          5,422       75,908             0.0%
#   Clifton Bancorp, Inc.                                        63,837      930,743             0.0%
    CNB Financial Corp.                                             700       13,006             0.0%
#   CNO Financial Group, Inc.                                 7,395,813  142,073,568             1.2%
    Codorus Valley Bancorp, Inc.                                 18,399      379,206             0.0%
*   Colony Bankcorp, Inc.                                        12,037      109,657             0.0%
*   Community Bankers Trust Corp.                                   300        1,578             0.0%
#   Community Trust Bancorp, Inc.                                13,052      449,902             0.0%
    Community West Bancshares                                    23,717      166,019             0.0%
    ConnectOne Bancorp, Inc.                                      6,625      118,256             0.0%
#*  Consumer Portfolio Services, Inc.                           328,996    1,783,158             0.0%
#*  Cowen Group, Inc. Class A                                 1,405,566    5,917,433             0.1%
#*  Customers Bancorp, Inc.                                      45,973    1,264,258             0.0%
#   Dime Community Bancshares, Inc.                             190,282    3,301,393             0.0%
    Donegal Group, Inc. Class A                                 490,711    6,943,561             0.1%
    Donegal Group, Inc. Class B                                  54,693    1,099,056             0.0%
    Eagle Bancorp Montana, Inc.                                   1,125       12,960             0.0%
    Eastern Virginia Bankshares, Inc.                            22,219      143,757             0.0%
    EMC Insurance Group, Inc.                                   439,179   10,979,475             0.1%
#*  Emergent Capital, Inc.                                       67,646      335,524             0.0%
    Employers Holdings, Inc.                                     90,990    2,408,505             0.0%
    Endurance Specialty Holdings, Ltd.                        2,323,417  146,677,315             1.3%
#*  Enstar Group, Ltd.                                            8,348    1,317,314             0.0%
#   Enterprise Bancorp, Inc.                                      4,006       93,019             0.0%
    Enterprise Financial Services Corp.                          94,126    2,669,413             0.0%
    ESSA Bancorp, Inc.                                          176,522    2,342,447             0.0%
    Evans Bancorp, Inc.                                           5,783      144,575             0.0%
#*  Ezcorp, Inc. Class A                                        659,836    4,394,508             0.0%
#*  Farmers Capital Bank Corp.                                   59,485    1,613,233             0.0%
    Farmers National Banc Corp.                                   1,259       10,387             0.0%
#   FBL Financial Group, Inc. Class A                           789,710   49,672,759             0.4%
    Federal Agricultural Mortgage Corp. Class A                   3,592       92,494             0.0%
#   Federal Agricultural Mortgage Corp. Class C                 264,140    7,755,150             0.1%
#   Federated National Holding Co.                               54,509    1,678,060             0.0%
    Fidelity & Guaranty Life                                      2,884       77,003             0.0%
    Fidelity Southern Corp.                                      54,595    1,143,765             0.0%
    Financial Institutions, Inc.                                200,473    5,236,355             0.1%
*   First Acceptance Corp.                                      865,637    2,467,065             0.0%
#   First American Financial Corp.                            1,900,916   72,481,927             0.6%
#*  First BanCorp(318672706)                                  1,244,746    4,717,587             0.1%
    First BanCorp(318910106)                                    106,895    1,980,764             0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES      VALUE+    OF NET ASSETS**
                                                                      --------- ------------ ---------------
Financials -- (Continued)
            First Bancorp of Indiana, Inc.                                5,430 $     96,383             0.0%
#           First Bancorp, Inc.                                           2,666       56,333             0.0%
#*          First Bancshares, Inc.                                       22,105      193,419             0.0%
#           First Bancshares, Inc. (The)                                  2,580       41,512             0.0%
#           First Business Financial Services, Inc.                      44,606    1,099,538             0.0%
            First Citizens BancShares, Inc. Class A                      17,455    4,470,924             0.1%
(degrees)*  First Commerce Bancorp Escrow Shares                         70,003           --             0.0%
#           First Commonwealth Financial Corp.                        2,479,974   22,790,961             0.2%
#           First Community Bancshares, Inc.                            110,800    2,130,684             0.0%
#           First Connecticut Bancorp, Inc.                              22,462      390,390             0.0%
            First Defiance Financial Corp.                              212,253    8,129,290             0.1%
#           First Federal of Northern Michigan Bancorp, Inc.             31,310      200,697             0.0%
#           First Financial Corp.                                       131,857    4,518,739             0.1%
            First Financial Northwest, Inc.                             248,745    3,121,750             0.0%
            First Interstate Bancsystem, Inc. Class A                   375,320   10,644,075             0.1%
#*          First Marblehead Corp. (The)                                  3,318       11,646             0.0%
#           First Merchants Corp.                                       900,407   23,617,676             0.2%
            First Midwest Bancorp, Inc.                               1,699,606   30,286,979             0.3%
(degrees)*  First Place Financial Corp.                                 203,821            4             0.0%
            First South Bancorp, Inc.                                     8,902       71,305             0.0%
*           First United Corp.                                           70,785      611,582             0.0%
            First West Virginia Bancorp, Inc.                             8,750      166,906             0.0%
#           FirstMerit Corp.                                            963,134   18,097,288             0.2%
*           Flagstar Bancorp, Inc.                                      186,404    4,145,625             0.0%
#           Flushing Financial Corp.                                    430,618    9,060,203             0.1%
#           FNB Corp.                                                 2,538,818   34,197,878             0.3%
#*          Forestar Group, Inc.                                        124,592    1,762,977             0.0%
#           Fox Chase Bancorp, Inc.                                      48,239      844,665             0.0%
#*          FRP Holdings, Inc.                                            7,369      243,177             0.0%
            Fulton Financial Corp.                                    4,402,963   59,087,763             0.5%
            Gain Capital Holdings, Inc.                                  15,734      117,218             0.0%
*           GAINSCO, Inc.                                                   100        1,338             0.0%
*           Global Indemnity P.L.C.                                     261,417    7,426,857             0.1%
#           Great Southern Bancorp, Inc.                                  4,777      230,872             0.0%
*           Green Dot Corp. Class A                                      17,563      325,618             0.0%
#*          Greenlight Capital Re, Ltd. Class A                         144,570    3,174,757             0.0%
            Griffin Industrial Realty, Inc.                              17,982      459,980             0.0%
#           Guaranty Bancorp                                              2,412       39,750             0.0%
            Guaranty Federal Bancshares, Inc.                            32,452      474,124             0.0%
*           Hallmark Financial Services, Inc.                           454,942    5,909,697             0.1%
#           Hancock Holding Co.                                         850,793   23,481,887             0.2%
#           Hanover Insurance Group, Inc. (The)                       1,233,815  103,948,914             0.9%
            Harleysville Savings Financial Corp.                         14,292      269,762             0.0%
#           Hawthorn Bancshares, Inc.                                    30,493      418,059             0.0%
            Heartland Financial USA, Inc.                                11,932      439,575             0.0%
            Heritage Commerce Corp.                                     204,427    2,162,838             0.0%
#           Heritage Financial Corp.                                    112,509    2,072,416             0.0%
            HF Financial Corp.                                          127,909    2,064,451             0.0%
*           Hilltop Holdings, Inc.                                    1,000,598   20,982,540             0.2%
            Hingham Institution for Savings                               1,632      207,933             0.0%
*           HMN Financial, Inc.                                         102,799    1,205,832             0.0%
            Home Bancorp, Inc.                                            6,475      164,336             0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Financials -- (Continued)
*   HomeStreet, Inc.                                             84,806 $ 1,774,990             0.0%
*   HomeTrust Bancshares, Inc.                                   58,483   1,107,668             0.0%
#   HopFed Bancorp, Inc.                                         72,033     849,269             0.0%
#   Horace Mann Educators Corp.                                 975,976  33,417,418             0.3%
    Horizon Bancorp                                              38,398   1,002,188             0.0%
    Iberiabank Corp.                                            448,054  27,165,514             0.2%
#   Independence Holding Co.                                    283,929   3,850,077             0.0%
#   Independent Bank Corp.                                       44,809     648,834             0.0%
#   Independent Bank Group, Inc.                                  2,532      98,621             0.0%
    Infinity Property & Casualty Corp.                          465,530  37,484,476             0.3%
    International Bancshares Corp.                              956,430  25,775,789             0.2%
#*  INTL. FCStone, Inc.                                          41,831   1,338,174             0.0%
#   Investment Technology Group, Inc.                           243,447   3,897,586             0.0%
    Investors Title Co.                                          43,302   3,258,476             0.0%
#   Janus Capital Group, Inc.                                 2,754,215  42,772,959             0.4%
    JMP Group LLC                                                16,312     100,482             0.0%
*   KCG Holdings, Inc. Class A                                  486,162   6,072,163             0.1%
#   Kemper Corp.                                              1,728,535  61,743,270             0.5%
    Lake Shore Bancorp, Inc.                                        697       9,375             0.0%
    Lake Sunapee Bank Group                                      90,405   1,285,559             0.0%
    Lakeland Bancorp, Inc.                                      232,621   2,705,382             0.0%
    Landmark Bancorp, Inc.                                       26,876     709,258             0.0%
#*  LendingTree, Inc.                                           121,941  14,798,760             0.1%
#   Macatawa Bank Corp.                                         147,154     759,315             0.0%
    Mackinac Financial Corp.                                    137,076   1,414,624             0.0%
#*  Magyar Bancorp, Inc.                                         36,773     360,375             0.0%
#   Maiden Holdings, Ltd.                                     1,578,658  24,548,132             0.2%
#   MainSource Financial Group, Inc.                            512,485  11,090,175             0.1%
*   Malvern Bancorp, Inc.                                         1,022      16,199             0.0%
#   Marlin Business Services Corp.                              347,827   6,142,625             0.1%
*   Maui Land & Pineapple Co., Inc.                              12,148      63,170             0.0%
#   MB Financial, Inc.                                        1,742,751  56,186,292             0.5%
#*  MBIA, Inc.                                                6,201,408  46,572,574             0.4%
*   MBT Financial Corp.                                         359,108   2,265,972             0.0%
#   Mercantile Bank Corp.                                       218,033   4,809,808             0.1%
    Meridian Bancorp, Inc.                                       75,060   1,053,842             0.0%
#   Meta Financial Group, Inc.                                   55,243   2,379,868             0.0%
    Metro Bancorp, Inc.                                         396,279  12,276,723             0.1%
    Mid Penn Bancorp, Inc.                                        4,664      73,365             0.0%
    MidSouth Bancorp, Inc.                                       17,312     175,717             0.0%
    MidWestOne Financial Group, Inc.                             10,208     312,773             0.0%
#*  MSB Financial Corp.                                           3,518      40,844             0.0%
    MutualFirst Financial, Inc.                                 140,766   3,296,740             0.0%
    National Bank Holdings Corp. Class A                        189,738   4,185,620             0.0%
    National Penn Bancshares, Inc.                              748,978   9,017,695             0.1%
    National Security Group, Inc. (The)                          11,290     152,528             0.0%
    National Western Life Group, Inc. Class A                    64,881  16,738,649             0.2%
*   Navigators Group, Inc. (The)                                464,364  39,633,467             0.4%
#   NBT Bancorp, Inc.                                            66,300   1,863,693             0.0%
    Nelnet, Inc. Class A                                        471,704  16,877,569             0.2%
    NewBridge Bancorp                                           119,114   1,347,179             0.0%
#*  NewStar Financial, Inc.                                     500,479   5,280,053             0.1%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Financials -- (Continued)
*   Nicholas Financial, Inc.                                     34,422 $   457,124             0.0%
    Northeast Bancorp                                            13,957     150,038             0.0%
    Northeast Community Bancorp, Inc.                            10,981      81,040             0.0%
#   Northfield Bancorp, Inc.                                    522,066   7,998,051             0.1%
    Northrim BanCorp, Inc.                                      143,096   3,952,312             0.0%
    Northway Financial, Inc.                                      7,359     156,379             0.0%
    Northwest Bancshares, Inc.                                2,351,522  31,651,486             0.3%
#   Norwood Financial Corp.                                         504      14,435             0.0%
#   Ocean Shore Holding Co.                                      18,712     323,156             0.0%
#   OceanFirst Financial Corp.                                    1,400      25,844             0.0%
    OFG Bancorp                                               1,071,227   9,866,001             0.1%
#   Old Line Bancshares, Inc.                                    39,695     680,769             0.0%
#   Old National Bancorp.                                     1,620,843  22,691,802             0.2%
#*  Old Second Bancorp, Inc.                                    322,485   2,160,650             0.0%
#   Oppenheimer Holdings, Inc. Class A                           88,981   1,632,801             0.0%
    Oritani Financial Corp.                                      57,581     916,690             0.0%
#   Pacific Continental Corp.                                    61,428     880,878             0.0%
#*  Pacific Mercantile Bancorp                                   93,486     633,835             0.0%
    Park Sterling Corp.                                         758,794   5,501,257             0.1%
#*  Patriot National Bancorp, Inc.                                7,682     125,447             0.0%
#   Peapack Gladstone Financial Corp.                             2,461      55,643             0.0%
    Peoples Bancorp of North Carolina, Inc.                      32,318     620,829             0.0%
#   Peoples Bancorp, Inc.                                       297,802   5,705,886             0.1%
*   PHH Corp.                                                 1,798,847  26,443,051             0.2%
#*  Phoenix Cos., Inc. (The)                                     96,853   3,329,806             0.0%
#   Pinnacle Financial Partners, Inc.                           387,642  20,397,722             0.2%
#*  Piper Jaffray Cos.                                          341,183  12,135,879             0.1%
    Popular, Inc.                                                68,379   2,021,967             0.0%
    Preferred Bank                                               28,498     943,569             0.0%
    Premier Financial Bancorp, Inc.                             154,104   2,269,952             0.0%
    ProAssurance Corp.                                          306,894  16,253,106             0.2%
    Provident Financial Holdings, Inc.                          194,869   3,340,055             0.0%
    Provident Financial Services, Inc.                        2,304,932  46,836,218             0.4%
#   Prudential Bancorp, Inc.                                         94       1,382             0.0%
    PSB Holdings, Inc.                                            2,619      24,697             0.0%
    Pulaski Financial Corp.                                     233,961   3,471,981             0.0%
    QC Holdings, Inc.                                             1,979       3,067             0.0%
    QCR Holdings, Inc.                                            2,479      56,472             0.0%
#*  Regional Management Corp.                                    70,565   1,150,915             0.0%
#   Renasant Corp.                                              545,765  18,899,842             0.2%
    Republic Bancorp, Inc. Class A                               18,340     466,386             0.0%
#*  Republic First Bancorp, Inc.                                 67,748     263,540             0.0%
    Resource America, Inc. Class A                              468,703   3,604,326             0.0%
    Riverview Bancorp, Inc.                                     460,438   2,173,267             0.0%
*   Royal Bancshares of Pennsylvania, Inc. Class A               16,564      34,619             0.0%
#*  Safeguard Scientifics, Inc.                                 187,552   3,329,048             0.0%
    Safety Insurance Group, Inc.                                390,476  22,628,084             0.2%
    Salisbury Bancorp, Inc.                                       3,107      89,979             0.0%
#   Sandy Spring Bancorp, Inc.                                  354,421   9,746,578             0.1%
#   SB Financial Group, Inc.                                     33,863     357,932             0.0%
*   Security National Financial Corp. Class A                    15,292      93,128             0.0%
*   Select Bancorp, Inc.                                         40,342     313,457             0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                               SHARES      VALUE+    OF NET ASSETS**
                                                              --------- ------------ ---------------
Financials -- (Continued)
#   Selective Insurance Group, Inc.                           1,864,419 $ 68,032,649             0.6%
    Shore Bancshares, Inc.                                       10,316      102,232             0.0%
    SI Financial Group, Inc.                                      8,587      108,626             0.0%
*   Siebert Financial Corp.                                      39,339       47,994             0.0%
#   Sierra Bancorp                                              219,146    3,552,357             0.0%
#*  Southcoast Financial Corp.                                  123,556    1,663,064             0.0%
*   Southern First Bancshares, Inc.                              67,157    1,537,895             0.0%
    Southern Missouri Bancorp, Inc.                                 400        8,828             0.0%
#   Southern National Bancorp of Virginia, Inc.                   5,903       67,294             0.0%
#   Southwest Bancorp, Inc.                                     405,431    6,855,838             0.1%
    Southwest Georgia Financial Corp.                             1,652       24,904             0.0%
    StanCorp Financial Group, Inc.                              882,554  101,246,595             0.9%
#   State Auto Financial Corp.                                  842,966   20,104,739             0.2%
    Sterling Bancorp                                          1,478,288   22,750,852             0.2%
    Stewart Information Services Corp.                          626,012   25,146,902             0.2%
*   Stifel Financial Corp.                                       56,303    2,501,542             0.0%
    Stonegate Bank                                                2,563       79,991             0.0%
#*  Stratus Properties, Inc.                                    122,308    2,085,351             0.0%
    Summit State Bank                                             8,558      117,501             0.0%
#*  Sun Bancorp, Inc.                                           105,491    2,110,875             0.0%
    Sussex Bancorp                                               30,750      400,673             0.0%
    Symetra Financial Corp.                                   1,946,825   61,772,757             0.5%
    Synovus Financial Corp.                                     532,074   16,829,501             0.2%
    TCF Financial Corp.                                         327,356    5,038,009             0.1%
#   Territorial Bancorp, Inc.                                    25,859      720,949             0.0%
    Timberland Bancorp, Inc.                                    186,434    2,261,444             0.0%
    Trico Bancshares                                              2,445       64,450             0.0%
#*  Trinity Place Holdings, Inc.                                363,438    2,180,628             0.0%
#*  TriState Capital Holdings, Inc.                              35,866      447,966             0.0%
#   Trustmark Corp.                                             713,611   17,148,072             0.2%
    UMB Financial Corp.                                          12,300      603,684             0.0%
#   Umpqua Holdings Corp.                                     3,311,477   55,301,666             0.5%
*   Unico American Corp.                                        145,800    1,406,970             0.0%
#   Union Bankshares Corp.                                      756,456   18,949,223             0.2%
    United Bancshares, Inc.                                       9,093      145,397             0.0%
    United Community Bancorp                                      2,815       41,972             0.0%
    United Community Banks, Inc.                                 74,451    1,500,932             0.0%
#   United Community Financial Corp.                            618,875    3,391,435             0.0%
#   United Financial Bancorp, Inc.                              399,699    5,188,093             0.1%
    United Fire Group, Inc.                                     859,292   31,957,070             0.3%
*   United Security Bancshares                                   46,773      246,026             0.0%
#   Unity Bancorp, Inc.                                          57,080      576,508             0.0%
#   Universal Insurance Holdings, Inc.                          165,198    5,211,997             0.1%
    Univest Corp. of Pennsylvania                                 3,230       63,599             0.0%
#   Valley National Bancorp                                     200,188    2,101,974             0.0%
    VSB Bancorp, Inc.                                               833       10,371             0.0%
*   Walker & Dunlop, Inc.                                        54,911    1,592,968             0.0%
#   Washington Federal, Inc.                                  2,892,699   72,143,913             0.6%
#   Waterstone Financial, Inc.                                  199,938    2,663,174             0.0%
    Wayne Savings Bancshares, Inc.                               22,033      261,752             0.0%
    Webster Financial Corp.                                   2,630,438   97,589,250             0.8%
#   WesBanco, Inc.                                              675,739   22,062,878             0.2%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                               SHARES       VALUE+     OF NET ASSETS**
                                                              --------- -------------- ---------------
Financials -- (Continued)
#   West BanCorp., Inc.                                          25,794 $      509,689             0.0%
*   Western Alliance Bancorp                                     13,825        494,244             0.0%
    Westfield Financial, Inc.                                   436,557      3,405,145             0.0%
#   Wintrust Financial Corp.                                  1,522,319     76,861,886             0.7%
#   WSFS Financial Corp.                                         21,702        689,473             0.0%
    WVS Financial Corp.                                           1,740         20,114             0.0%
#   Yadkin Financial Corp.                                       38,123        897,797             0.0%
    Your Community Bankshares, Inc.                               1,079         30,892             0.0%
                                                                        --------------            ----
Total Financials                                                         3,099,382,411            26.5%
                                                                        --------------            ----
Health Care -- (5.4%)
#   Aceto Corp.                                                 352,038     10,617,466             0.1%
#*  Addus HomeCare Corp.                                         23,468        586,231             0.0%
#*  Albany Molecular Research, Inc.                             422,945      7,629,928             0.1%
*   Alere, Inc.                                                 944,577     43,563,891             0.4%
*   Allied Healthcare Products, Inc.                            206,631        281,018             0.0%
*   Allscripts Healthcare Solutions, Inc.                     1,575,678     22,154,033             0.2%
*   Almost Family, Inc.                                         195,950      8,108,411             0.1%
#*  Alphatec Holdings, Inc.                                     118,609         41,513             0.0%
#*  Amedisys, Inc.                                              497,168     19,677,909             0.2%
*   American Shared Hospital Services                            87,469        145,199             0.0%
#*  Amsurg Corp.                                                949,461     66,547,722             0.6%
*   AngioDynamics, Inc.                                         998,838     12,565,382             0.1%
*   Arrhythmia Research Technology, Inc.                          5,407         33,577             0.0%
#*  Bioanalytical Systems, Inc.                                   9,691         14,343             0.0%
#*  BioScrip, Inc.                                              338,424        666,695             0.0%
*   BioTelemetry, Inc.                                          117,872      1,534,693             0.0%
#   CONMED Corp.                                                803,491     32,589,595             0.3%
*   Cross Country Healthcare, Inc.                              813,135     10,977,323             0.1%
#   CryoLife, Inc.                                              148,945      1,569,880             0.0%
#*  Cumberland Pharmaceuticals, Inc.                             34,674        214,979             0.0%
*   Cutera, Inc.                                                379,463      5,149,313             0.0%
    Digirad Corp.                                               250,922      1,485,458             0.0%
#*  Emergent Biosolutions, Inc.                                 108,777      3,497,181             0.0%
#*  Enzo Biochem, Inc.                                          360,122      1,339,654             0.0%
#*  Exactech, Inc.                                               55,439        944,126             0.0%
*   Five Star Quality Care, Inc.                              1,194,242      3,905,171             0.0%
#*  Genesis Healthcare, Inc.                                     27,648        137,134             0.0%
*   Greatbatch, Inc.                                            577,420     30,863,099             0.3%
#*  Halyard Health, Inc.                                        545,579     16,192,785             0.1%
#*  Hanger, Inc.                                                396,652      5,719,722             0.1%
*   Harvard Apparatus Regenerative Technology, Inc.              20,966         12,622             0.0%
#*  Harvard Bioscience, Inc.                                    150,842        443,475             0.0%
*   Health Net, Inc.                                            669,611     43,029,203             0.4%
#*  Healthways, Inc.                                            525,050      6,179,839             0.1%
#*  InfuSystems Holdings, Inc.                                    2,117          5,758             0.0%
#   Invacare Corp.                                              557,680      9,636,710             0.1%
*   Iridex Corp.                                                 40,743        326,759             0.0%
*   Juniper Pharmaceuticals, Inc.                                 7,167         86,721             0.0%
    Kewaunee Scientific Corp.                                    68,740      1,142,459             0.0%
    Kindred Healthcare, Inc.                                  2,020,294     27,071,940             0.2%
    LeMaitre Vascular, Inc.                                      65,887        877,615             0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                                PERCENTAGE
                                                                        SHARES      VALUE+    OF NET ASSETS**
                                                                       --------- ------------ ---------------
Health Care -- (Continued)
#*           LHC Group, Inc.                                             162,221 $  7,310,489             0.1%
*            LifePoint Hospitals, Inc.                                 1,734,382  119,464,232             1.0%
*            Magellan Health, Inc.                                       794,408   42,421,387             0.4%
#*           MedAssets, Inc.                                              17,474      413,784             0.0%
(degrees)#*  Medcath Corp.                                               622,045           --             0.0%
*            MediciNova, Inc.                                             14,714       43,112             0.0%
*            Merit Medical Systems, Inc.                                 266,182    4,935,014             0.0%
*            Misonix, Inc.                                               131,503    1,464,943             0.0%
#*           Molina Healthcare, Inc.                                      85,573    5,305,526             0.1%
#            National Healthcare Corp.                                     6,216      405,780             0.0%
#*           Natus Medical, Inc.                                          68,599    3,123,312             0.0%
#*           PDI, Inc.                                                   294,287      479,688             0.0%
*            PharMerica Corp.                                            797,371   22,780,889             0.2%
*            Prestige Brands Holdings, Inc.                            1,189,677   58,306,070             0.5%
*            Retractable Technologies, Inc.                               22,364       81,629             0.0%
#*           RTI Surgical, Inc.                                          724,308    3,045,715             0.0%
#            Select Medical Holdings Corp.                               553,804    6,257,985             0.1%
#*           Sucampo Pharmaceuticals, Inc. Class A                       178,399    3,453,805             0.0%
*            Symmetry Surgical, Inc.                                     253,019    2,150,662             0.0%
#*           Triple-S Management Corp. Class B                           737,135   15,177,610             0.1%
#            Universal American Corp.                                  1,955,560   14,588,478             0.1%
*            VCA, Inc.                                                    33,912    1,857,360             0.0%
#*           WellCare Health Plans, Inc.                                   2,315      205,109             0.0%
                                                                                 ------------             ---
Total Health Care                                                                 710,839,111             6.1%
                                                                                 ------------             ---
Industrials -- (15.7%)
             AAR Corp.                                                 1,217,403   27,622,874             0.2%
             ABM Industries, Inc.                                        782,335   22,218,314             0.2%
*            ACCO Brands Corp.                                         2,591,671   20,914,785             0.2%
             Acme United Corp.                                             2,707       44,259             0.0%
#            Actuant Corp. Class A                                     1,044,983   23,825,612             0.2%
*            Aegion Corp.                                              1,080,052   20,834,203             0.2%
#*           AeroCentury Corp.                                            31,474      273,194             0.0%
#*           Aerovironment, Inc.                                          55,081    1,270,719             0.0%
*            Air Transport Services Group, Inc.                        1,370,635   13,418,517             0.1%
#            Aircastle, Ltd.                                           1,424,168   32,271,647             0.3%
#            Alamo Group, Inc.                                           313,251   14,697,737             0.1%
#            Albany International Corp. Class A                            8,412      316,039             0.0%
             Allied Motion Technologies, Inc.                              1,544       29,784             0.0%
*            Alpha PRO Tech, Ltd.                                         38,864       82,780             0.0%
             AMERCO                                                      338,858  137,681,394             1.2%
#*           Ameresco, Inc. Class A                                      109,899      712,146             0.0%
#            American Railcar Industries, Inc.                           448,977   25,914,952             0.2%
*            AMREP Corp.                                                   8,733       38,425             0.0%
             Apogee Enterprises, Inc.                                     57,317    2,838,911             0.0%
*            ARC Document Solutions, Inc.                                112,772      701,442             0.0%
             ArcBest Corp.                                               780,994   20,227,745             0.2%
#*           Arotech Corp.                                                49,692       72,550             0.0%
             Astec Industries, Inc.                                      253,386    8,235,045             0.1%
*            Atlas Air Worldwide Holdings, Inc.                          754,116   31,099,744             0.3%
*            Avalon Holdings Corp. Class A                                51,820       97,940             0.0%
*            Babcock & Wilcox Enterprises, Inc.                           30,274      514,053             0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Industrials -- (Continued)
#   Barnes Group, Inc.                                          817,099 $30,714,751             0.3%
*   Beacon Roofing Supply, Inc.                                 712,854  25,227,903             0.2%
*   BlueLinx Holdings, Inc.                                     534,994     374,496             0.0%
#   Briggs & Stratton Corp.                                   1,286,702  22,864,695             0.2%
    Brink's Co. (The)                                            76,028   2,355,347             0.0%
*   CAI International, Inc.                                     198,296   2,304,200             0.0%
*   CBIZ, Inc.                                                1,072,116  11,525,247             0.1%
    CDI Corp.                                                   462,214   3,697,712             0.0%
#   Ceco Environmental Corp.                                    132,106   1,178,386             0.0%
    Celadon Group, Inc.                                         355,178   5,142,977             0.1%
#*  Chart Industries, Inc.                                      316,809   5,445,947             0.1%
    Chicago Rivet & Machine Co.                                  28,648     750,291             0.0%
#   CIRCOR International, Inc.                                   89,682   4,118,197             0.0%
#   Civeo Corp.                                                 147,168     273,732             0.0%
#   Columbus McKinnon Corp.                                      81,783   1,528,524             0.0%
    Comfort Systems USA, Inc.                                    79,084   2,525,152             0.0%
    Compx International, Inc.                                    67,191     755,227             0.0%
*   Continental Materials Corp.                                  14,260     188,089             0.0%
#   Covanta Holding Corp.                                     3,026,417  50,722,749             0.4%
*   Covenant Transportation Group, Inc. Class A                 230,040   4,439,772             0.0%
*   CPI Aerostructures, Inc.                                      1,140       9,690             0.0%
*   CRA International, Inc.                                      65,831   1,540,445             0.0%
    Cubic Corp.                                                 192,712   8,643,133             0.1%
    Curtiss-Wright Corp.                                        641,815  44,644,651             0.4%
*   DigitalGlobe, Inc.                                        1,336,982  19,961,141             0.2%
    Douglas Dynamics, Inc.                                        1,820      39,931             0.0%
*   Ducommun, Inc.                                              311,096   6,732,117             0.1%
#*  Dycom Industries, Inc.                                      438,645  33,376,498             0.3%
#   Dynamic Materials Corp.                                      56,053     399,658             0.0%
    Eastern Co. (The)                                            74,595   1,250,958             0.0%
    Ecology and Environment, Inc. Class A                        35,051     371,891             0.0%
    EMCOR Group, Inc.                                           334,404  16,145,025             0.1%
#   Encore Wire Corp.                                           450,309  19,259,716             0.2%
    Engility Holdings, Inc.                                     267,454   8,609,344             0.1%
    Ennis, Inc.                                                 710,411  14,229,532             0.1%
#   ESCO Technologies, Inc.                                     322,973  11,979,069             0.1%
#   Essendant, Inc.                                             415,168  14,352,358             0.1%
*   Esterline Technologies Corp.                              1,070,646  82,493,274             0.7%
#   Federal Signal Corp.                                        909,574  13,698,184             0.1%
*   Franklin Covey Co.                                          213,063   3,649,769             0.0%
    FreightCar America, Inc.                                      9,006     163,729             0.0%
#*  FTI Consulting, Inc.                                      1,205,832  41,010,346             0.4%
#*  Fuel Tech, Inc.                                             131,402     265,432             0.0%
*   Furmanite Corp.                                               6,900      47,955             0.0%
    G&K Services, Inc. Class A                                  404,323  26,612,540             0.2%
#   GATX Corp.                                                1,760,198  82,201,247             0.7%
#*  Genco Shipping & Trading, Ltd.                               60,563     145,351             0.0%
*   Gencor Industries, Inc.                                      35,002     338,819             0.0%
#   General Cable Corp.                                         733,931  11,295,198             0.1%
*   Gibraltar Industries, Inc.                                  889,336  22,517,988             0.2%
#   Global Power Equipment Group, Inc.                           93,639     405,457             0.0%
#*  Goldfield Corp. (The)                                        30,010      51,917             0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Industrials -- (Continued)
*   GP Strategies Corp.                                          96,630 $ 2,424,447             0.0%
    Graham Corp.                                                  1,000      16,970             0.0%
#   Granite Construction, Inc.                                  623,833  20,486,676             0.2%
#*  Great Lakes Dredge & Dock Corp.                           1,756,878   7,027,512             0.1%
#   Greenbrier Cos., Inc. (The)                                 652,685  24,828,137             0.2%
#   Griffon Corp.                                             1,505,971  25,872,582             0.2%
    Hardinge, Inc.                                              282,002   2,667,739             0.0%
#*  Hawaiian Holdings, Inc.                                     176,061   6,109,317             0.1%
#   Heidrick & Struggles International, Inc.                    170,226   4,521,203             0.0%
*   Heritage-Crystal Clean, Inc.                                 37,741     449,873             0.0%
*   Hill International, Inc.                                    531,095   1,795,101             0.0%
#   Houston Wire & Cable Co.                                     85,939     532,822             0.0%
*   Hub Group, Inc. Class A                                      75,989   3,038,040             0.0%
*   Hudson Global, Inc.                                         378,922     875,310             0.0%
    Hurco Cos., Inc.                                            160,913   4,323,732             0.0%
#   Hyster-Yale Materials Handling, Inc.                        231,489  13,546,736             0.1%
*   ICF International, Inc.                                     226,395   6,943,535             0.1%
#*  InnerWorkings, Inc.                                         360,965   2,700,018             0.0%
    Insteel Industries, Inc.                                    201,359   4,307,069             0.0%
*   Integrated Electrical Services, Inc.                          1,093       7,728             0.0%
#*  Intelligent Systems Corp.                                    27,446      78,907             0.0%
#   International Shipholding Corp.                             214,124     434,672             0.0%
#*  Intersections, Inc.                                         109,601     240,026             0.0%
#*  JetBlue Airways Corp.                                     3,256,949  80,902,613             0.7%
    Kadant, Inc.                                                408,273  16,788,186             0.2%
#   KBR, Inc.                                                   409,810   7,556,896             0.1%
#   Kelly Services, Inc. Class A                              1,014,557  16,030,001             0.1%
    Kelly Services, Inc. Class B                                    567       8,888             0.0%
*   Key Technology, Inc.                                         10,099     113,008             0.0%
    Kimball International, Inc. Class B                         763,051   8,332,517             0.1%
#*  KLX, Inc.                                                   591,957  23,151,438             0.2%
    Korn/Ferry International                                    410,310  14,922,975             0.1%
#*  Kratos Defense & Security Solutions, Inc.                 1,324,022   6,606,870             0.1%
*   Lawson Products, Inc.                                       200,382   5,211,936             0.1%
#*  Layne Christensen Co.                                       329,582   2,089,550             0.0%
#   LB Foster Co. Class A                                        95,233   1,402,782             0.0%
*   LMI Aerospace, Inc.                                         130,264   1,366,469             0.0%
    LS Starrett Co. (The) Class A                               183,486   2,192,658             0.0%
    LSI Industries, Inc.                                        280,943   3,017,328             0.0%
#*  Lydall, Inc.                                                416,897  14,270,384             0.1%
#*  Manitex International, Inc.                                  69,916     448,162             0.0%
    Marten Transport, Ltd.                                      854,107  13,998,814             0.1%
#*  MasTec, Inc.                                                821,796  13,781,519             0.1%
*   Mastech Holdings, Inc.                                       49,061     394,941             0.0%
    Matson, Inc.                                                889,284  40,755,886             0.4%
#   Matthews International Corp. Class A                         40,992   2,366,468             0.0%
#   McGrath RentCorp                                            224,486   6,745,804             0.1%
#*  Meritor, Inc.                                                76,805     834,870             0.0%
*   Mfri, Inc.                                                  204,552   1,153,673             0.0%
#   Miller Industries, Inc.                                     303,804   6,890,275             0.1%
*   Mistras Group, Inc.                                           2,572      48,662             0.0%
#   Mobile Mini, Inc.                                         1,249,812  42,793,563             0.4%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Industrials -- (Continued)
*   Moog, Inc. Class A                                           70,232 $ 4,337,528             0.0%
#*  MRC Global, Inc.                                          1,941,710  23,106,349             0.2%
#   Mueller Water Products, Inc. Class A                      2,140,311  18,834,737             0.2%
*   MYR Group, Inc.                                             286,047   6,436,057             0.1%
*   Navigant Consulting, Inc.                                   812,789  13,979,971             0.1%
#*  NL Industries, Inc.                                         171,082     597,076             0.0%
#   NN, Inc.                                                    346,722   4,784,764             0.1%
#*  Northwest Pipe Co.                                          244,767   3,233,372             0.0%
#*  NOW, Inc.                                                    72,240   1,192,682             0.0%
*   NV5 Holdings, Inc.                                            1,642      38,226             0.0%
#*  Orion Energy Systems, Inc.                                  101,631     183,952             0.0%
#*  Orion Marine Group, Inc.                                    340,916   1,332,982             0.0%
#   Oshkosh Corp.                                                88,460   3,634,821             0.0%
#*  PAM Transportation Services, Inc.                           125,267   4,473,285             0.0%
    Park-Ohio Holdings Corp.                                     91,076   3,142,122             0.0%
#*  Patrick Industries, Inc.                                     90,496   3,672,328             0.0%
#*  Patriot Transportation Holding, Inc.                          2,456      54,474             0.0%
*   Performant Financial Corp.                                   30,372      70,159             0.0%
#   Powell Industries, Inc.                                      32,944   1,097,694             0.0%
#*  PowerSecure International, Inc.                             249,564   3,109,567             0.0%
    Preformed Line Products Co.                                  44,160   1,876,800             0.0%
    Providence and Worcester Railroad Co.                        88,450   1,416,969             0.0%
    Quad/Graphics, Inc.                                         484,893   6,255,120             0.1%
#   Quanex Building Products Corp.                              263,187   4,966,339             0.1%
    RCM Technologies, Inc.                                      215,529   1,101,353             0.0%
#   Regal Beloit Corp.                                          181,950  11,606,590             0.1%
*   Republic Airways Holdings, Inc.                           1,122,401   6,465,030             0.1%
#   Resources Connection, Inc.                                  170,171   3,054,569             0.0%
*   Roadrunner Transportation Systems, Inc.                     442,725   4,710,594             0.0%
*   RPX Corp.                                                   670,993   9,554,940             0.1%
#*  Rush Enterprises, Inc. Class A                              864,623  21,079,509             0.2%
#*  Rush Enterprises, Inc. Class B                              331,610   7,520,915             0.1%
#*  Saia, Inc.                                                  545,344  12,875,572             0.1%
#   Servotronics, Inc.                                           15,025     105,175             0.0%
    SIFCO Industries, Inc.                                       68,152     850,537             0.0%
    Simpson Manufacturing Co., Inc.                              20,433     776,045             0.0%
#   SkyWest, Inc.                                             1,695,150  32,275,656             0.3%
*   SL Industries, Inc.                                          28,931     969,189             0.0%
#*  Sparton Corp.                                               310,540   7,307,006             0.1%
#*  SPX FLOW, Inc.                                               30,449   1,032,221             0.0%
    Standex International Corp.                                  26,153   2,346,447             0.0%
#*  Sterling Construction Co., Inc.                              84,667     327,661             0.0%
    Supreme Industries, Inc. Class A                            184,116   1,472,928             0.0%
    TAL International Group, Inc.                               461,053   7,819,459             0.1%
    Terex Corp.                                               2,193,999  44,011,620             0.4%
    Tetra Tech, Inc.                                          1,078,454  29,010,413             0.3%
#   Textainer Group Holdings, Ltd.                                  752      14,709             0.0%
#   Titan International, Inc.                                   437,235   3,104,369             0.0%
#*  Titan Machinery, Inc.                                        21,331     260,878             0.0%
*   Transcat, Inc.                                               58,439     562,183             0.0%
*   TRC Cos., Inc.                                              327,785   3,386,019             0.0%
#*  Trimas Corp.                                                 72,194   1,444,602             0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                      --------- -------------- ---------------
Industrials -- (Continued)
#           Triumph Group, Inc.                                         521,055 $   24,270,742             0.2%
#*          Tutor Perini Corp.                                        1,560,098     26,178,444             0.2%
            Twin Disc, Inc.                                              72,769        857,219             0.0%
*           Ultralife Corp.                                             145,825        988,694             0.0%
#*          Ultrapetrol Bahamas, Ltd.                                   242,535        109,165             0.0%
            UniFirst Corp.                                              171,038     17,970,963             0.2%
            Universal Forest Products, Inc.                             629,656     45,731,915             0.4%
*           USA Truck, Inc.                                             307,328      5,587,223             0.1%
#*          Veritiv Corp.                                                53,057      2,228,394             0.0%
*           Versar, Inc.                                                 46,337        151,059             0.0%
            Viad Corp.                                                  557,016     16,771,752             0.2%
*           Virco Manufacturing Corp.                                    47,331        171,338             0.0%
*           Volt Information Sciences, Inc.                             519,558      4,478,590             0.0%
#           VSE Corp.                                                    11,763        675,902             0.0%
#           Watts Water Technologies, Inc. Class A                      237,125     12,909,085             0.1%
#           Werner Enterprises, Inc.                                    847,310     22,419,823             0.2%
#*          Wesco Aircraft Holdings, Inc.                               725,028      9,033,849             0.1%
#*          WESCO International, Inc.                                   513,762     25,138,375             0.2%
*           Willis Lease Finance Corp.                                  293,789      4,583,108             0.0%
                                                                                --------------            ----
Total Industrials                                                                2,083,065,059            17.8%
                                                                                --------------            ----
Information Technology -- (12.4%)
*           Actua Corp.                                                 250,478      3,469,120             0.0%
#*          Acxiom Corp.                                                156,502      3,461,824             0.0%
#*          ADDvantage Technologies Group, Inc.                           4,523         10,629             0.0%
            ADTRAN, Inc.                                                197,052      3,060,218             0.0%
*           Advanced Energy Industries, Inc.                            101,863      2,880,686             0.0%
*           Aehr Test Systems                                             5,168         10,646             0.0%
*           Agilysys, Inc.                                              502,038      5,708,172             0.1%
#*          Alpha & Omega Semiconductor, Ltd.                           439,619      3,903,817             0.0%
*           Amkor Technology, Inc.                                    1,402,060      8,720,813             0.1%
#*          ANADIGICS, Inc.                                              30,326          6,975             0.0%
*           Anixter International, Inc.                                   5,025        344,614             0.0%
            Astro-Med, Inc.                                             167,804      2,211,657             0.0%
*           Autobytel, Inc.                                              55,623      1,035,700             0.0%
#*          Aviat Networks, Inc.                                      1,151,085      1,174,107             0.0%
*           Avid Technology, Inc.                                       932,682      7,881,163             0.1%
#           AVX Corp.                                                   762,173     10,289,335             0.1%
*           Aware, Inc.                                                 660,227      2,132,533             0.0%
*           Axcelis Technologies, Inc.                                  401,472      1,124,122             0.0%
*           AXT, Inc.                                                   228,442        502,572             0.0%
#           Bel Fuse, Inc. Class A                                       14,272        226,925             0.0%
            Bel Fuse, Inc. Class B                                      227,944      4,109,830             0.0%
#*          Benchmark Electronics, Inc.                               2,294,807     45,391,282             0.4%
            Black Box Corp.                                             493,986      6,031,569             0.1%
*           Blucora, Inc.                                             1,021,227     10,008,025             0.1%
(degrees)*  Bogen Corp.                                                  43,300             --             0.0%
#*          BroadVision, Inc.                                            13,411         80,600             0.0%
#           Brooks Automation, Inc.                                   2,128,747     23,501,367             0.2%
*           Bsquare Corp.                                                74,978        815,761             0.0%
*           CACI International, Inc. Class A                            858,360     83,295,254             0.7%
*           Calix, Inc.                                                 214,791      1,501,389             0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                               SHARES      VALUE+    OF NET ASSETS**
                                                              --------- ------------ ---------------
Information Technology -- (Continued)
*   Cartesian, Inc.                                              10,673 $     24,975             0.0%
*   Cascade Microtech, Inc.                                     347,246    5,319,809             0.1%
    Checkpoint Systems, Inc.                                    784,498    5,868,045             0.1%
#*  CIBER, Inc.                                               1,663,490    5,938,659             0.1%
#*  Clearfield, Inc.                                             35,844      502,891             0.0%
    ClearOne, Inc.                                                  898       10,830             0.0%
*   Coherent, Inc.                                              461,183   24,996,119             0.2%
    Cohu, Inc.                                                  784,071    9,871,454             0.1%
    Communications Systems, Inc.                                151,079    1,225,251             0.0%
    Computer Task Group, Inc.                                   169,644    1,221,437             0.0%
#   Comtech Telecommunications Corp.                            468,219   11,312,171             0.1%
    Concurrent Computer Corp.                                   167,159      830,780             0.0%
#   Convergys Corp.                                           3,901,476  100,150,889             0.9%
*   Cree, Inc.                                                  113,707    2,864,279             0.0%
    CSP, Inc.                                                   125,308      704,231             0.0%
#   CTS Corp.                                                 1,222,951   22,233,249             0.2%
#*  CyberOptics Corp.                                           234,604    1,651,612             0.0%
#   Cypress Semiconductor Corp.                                 740,787    7,807,895             0.1%
*   Data I/O Corp.                                               74,290      222,870             0.0%
*   Datalink Corp.                                              591,410    4,317,293             0.0%
#*  Demand Media, Inc.                                           30,071      130,809             0.0%
#   Determine, Inc.                                               3,912       16,861             0.0%
*   Digi International, Inc.                                    724,416    9,344,966             0.1%
#*  Digimarc Corp.                                                7,306      164,093             0.0%
#*  Diodes, Inc.                                                206,051    4,718,568             0.1%
#*  DSP Group, Inc.                                             551,366    5,568,797             0.1%
    EarthLink Holdings Corp.                                  2,161,860   18,483,903             0.2%
*   Edgewater Technology, Inc.                                  298,591    2,370,813             0.0%
#   Electro Rent Corp.                                          601,946    6,248,199             0.1%
#   Electro Scientific Industries, Inc.                         698,431    3,261,673             0.0%
*   Electronics for Imaging, Inc.                               339,212   15,753,005             0.1%
#*  EnerNOC, Inc.                                                77,779      609,787             0.0%
    Epiq Systems, Inc.                                          404,662    5,584,336             0.1%
*   ePlus, Inc.                                                 269,936   22,787,997             0.2%
#*  Everi Holdings, Inc.                                        365,293    1,709,571             0.0%
#*  Exar Corp.                                                  490,228    2,789,397             0.0%
*   Fabrinet                                                    333,023    7,216,608             0.1%
#*  Fairchild Semiconductor International, Inc.               4,389,401   73,215,209             0.6%
#*  Finisar Corp.                                               359,244    4,084,604             0.0%
#*  FormFactor, Inc.                                          1,112,099    9,163,696             0.1%
*   Frequency Electronics, Inc.                                 218,323    2,384,087             0.0%
#*  Giga-tronics, Inc.                                           10,700       11,877             0.0%
*   GigOptix, Inc.                                                2,726        6,760             0.0%
    Hackett Group, Inc. (The)                                   200,043    2,976,640             0.0%
#*  Harmonic, Inc.                                            1,933,908   11,139,310             0.1%
*   Higher One Holdings, Inc.                                    51,881      152,530             0.0%
#*  Hutchinson Technology, Inc.                                 813,860    1,424,255             0.0%
#*  ID Systems, Inc.                                            135,355      476,450             0.0%
*   IEC Electronics Corp.                                         2,894       10,245             0.0%
*   II-VI, Inc.                                                 590,425   10,698,501             0.1%
*   Imation Corp.                                             1,424,306    2,877,098             0.0%
#*  Insight Enterprises, Inc.                                 1,150,548   29,223,919             0.3%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Information Technology -- (Continued)
    Integrated Silicon Solution, Inc.                           659,353 $14,822,255             0.1%
#*  Internap Corp.                                              447,559   3,025,499             0.0%
#   Intersil Corp. Class A                                    2,008,776  27,218,915             0.2%
*   inTEST Corp.                                                  4,600      18,400             0.0%
#*  Intevac, Inc.                                                19,327      94,702             0.0%
*   IntriCon Corp.                                               44,161     361,237             0.0%
*   Iteris, Inc.                                                101,501     242,587             0.0%
    IXYS Corp.                                                  371,765   4,632,192             0.1%
*   Kemet Corp.                                                 364,311   1,012,785             0.0%
*   Key Tronic Corp.                                            355,591   2,962,073             0.0%
#*  Kimball Electronics, Inc.                                   608,913   6,935,519             0.1%
#*  Knowles Corp.                                               420,184   7,000,265             0.1%
*   Kulicke & Soffa Industries, Inc.                          2,073,081  21,974,659             0.2%
#*  KVH Industries, Inc.                                        160,491   1,572,812             0.0%
#*  Lattice Semiconductor Corp.                               1,208,925   5,536,876             0.1%
#   Lexmark International, Inc. Class A                         832,497  27,047,828             0.2%
*   LGL Group, Inc. (The)                                         8,402      32,726             0.0%
#*  LoJack Corp.                                                128,386     380,023             0.0%
#*  Magnachip Semiconductor Corp.                                98,607     521,631             0.0%
    ManTech International Corp. Class A                         467,135  13,500,201             0.1%
#   Marchex, Inc. Class B                                       388,861   1,679,880             0.0%
*   MaxLinear, Inc. Class A                                      73,140     950,820             0.0%
*   Mercury Systems, Inc.                                       229,136   3,931,974             0.0%
    Methode Electronics, Inc.                                    84,965   2,831,883             0.0%
#   MKS Instruments, Inc.                                     1,702,868  60,009,068             0.5%
#*  ModusLink Global Solutions, Inc.                            362,208   1,046,781             0.0%
#*  Monster Worldwide, Inc.                                   2,191,334  13,739,664             0.1%
#*  MoSys, Inc.                                                  85,998     119,537             0.0%
#*  Multi-Fineline Electronix, Inc.                              59,313   1,102,036             0.0%
*   NAPCO Security Technologies, Inc.                            42,075     283,586             0.0%
    NCI, Inc. Class A                                            24,308     377,746             0.0%
#*  NeoPhotonics Corp.                                           39,985     330,676             0.0%
*   NETGEAR, Inc.                                               909,192  37,640,549             0.3%
*   Newport Corp.                                             1,038,892  15,697,658             0.1%
#*  Novatel Wireless, Inc.                                       98,734     212,278             0.0%
#*  Numerex Corp. Class A                                        51,383     414,147             0.0%
*   Oclaro, Inc.                                                 61,694     180,763             0.0%
*   OmniVision Technologies, Inc.                             1,591,714  45,952,783             0.4%
*   Omtool, Ltd.                                                 16,864      52,700             0.0%
    Optical Cable Corp.                                         169,845     531,615             0.0%
*   PAR Technology Corp.                                        147,203     774,288             0.0%
#   Park Electrochemical Corp.                                   57,529     940,024             0.0%
#   PC Connection, Inc.                                         869,629  20,210,178             0.2%
    PC-Tel, Inc.                                                613,025   3,503,438             0.0%
*   PCM, Inc.                                                   204,946   1,899,849             0.0%
*   Perceptron, Inc.                                            220,165   1,750,312             0.0%
*   Perficient, Inc.                                             25,699     429,687             0.0%
    Pericom Semiconductor Corp.                                 545,072   9,511,506             0.1%
#*  Photronics, Inc.                                          1,937,657  18,582,131             0.2%
*   Planar Systems, Inc.                                        433,986   2,703,733             0.0%
#*  Plexus Corp.                                                348,787  12,075,006             0.1%
*   Polycom, Inc.                                             3,529,348  48,634,415             0.4%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                               SHARES       VALUE+     OF NET ASSETS**
                                                              --------- -------------- ---------------
Information Technology -- (Continued)
*   PRGX Global, Inc.                                            41,325 $      154,969             0.0%
*   Prism Technologies Group, Inc.                               16,755         30,494             0.0%
#*  QLogic Corp.                                              1,996,126     24,751,962             0.2%
*   Qorvo, Inc.                                                 436,238     19,163,935             0.2%
#*  Qualstar Corp.                                              379,283        447,554             0.0%
*   Qumu Corp.                                                   34,768         90,744             0.0%
*   Radisys Corp.                                               139,299        357,998             0.0%
#*  RealNetworks, Inc.                                          587,695      2,280,257             0.0%
    Reis, Inc.                                                  310,941      7,568,304             0.1%
*   Relm Wireless Corp.                                         128,700        553,410             0.0%
#   RF Industries, Ltd.                                          65,574        295,739             0.0%
    Richardson Electronics, Ltd.                                419,296      2,515,776             0.0%
#*  Rightside Group, Ltd.                                        49,571        399,047             0.0%
#*  Rofin-Sinar Technologies, Inc.                              343,596      9,950,540             0.1%
#*  Rogers Corp.                                                 21,346        993,016             0.0%
#*  Rovi Corp.                                                1,832,796     16,770,083             0.2%
#*  Rudolph Technologies, Inc.                                  355,308      4,544,389             0.1%
#*  Sanmina Corp.                                             2,983,940     61,678,040             0.5%
*   ScanSource, Inc.                                            395,817     13,659,645             0.1%
#*  Seachange International, Inc.                               324,797      2,101,437             0.0%
*   Sigma Designs, Inc.                                         738,049      6,502,212             0.1%
*   Sigmatron International, Inc.                                16,500        108,900             0.0%
*   StarTek, Inc.                                               236,335        850,806             0.0%
#*  Support.com, Inc.                                           707,536        820,742             0.0%
*   Sykes Enterprises, Inc.                                     754,815     21,889,635             0.2%
#   SYNNEX Corp.                                              1,422,467    125,802,981             1.1%
*   Tech Data Corp.                                           1,282,420     93,347,352             0.8%
*   TeleCommunication Systems, Inc. Class A                   1,069,844      4,375,662             0.0%
    Tessco Technologies, Inc.                                    82,417      1,799,987             0.0%
    TheStreet, Inc.                                             467,983        673,896             0.0%
*   Trio Tech International                                      39,533         96,856             0.0%
#*  TSR, Inc.                                                     1,145          4,924             0.0%
#*  TTM Technologies, Inc.                                    1,976,812     14,430,728             0.1%
*   Ultra Clean Holdings, Inc.                                  476,694      2,326,267             0.0%
#*  Ultratech, Inc.                                              46,484        726,545             0.0%
*   United Online, Inc.                                         391,326      4,570,688             0.1%
*   Universal Security Instruments, Inc.                         32,216        154,315             0.0%
*   Viavi Solutions, Inc.                                       134,200        798,490             0.0%
*   Vicon Industries, Inc.                                      101,475        167,434             0.0%
#   Vishay Intertechnology, Inc.                              5,014,564     53,154,378             0.5%
*   Vishay Precision Group, Inc.                                379,448      4,450,925             0.0%
*   Westell Technologies, Inc. Class A                           72,438         97,791             0.0%
*   Wireless Telecom Group, Inc.                                137,594        217,399             0.0%
#*  Xcerra Corp.                                                 48,360        335,618             0.0%
                                                                        --------------            ----
Total Information Technology                                             1,647,575,774            14.1%
                                                                        --------------            ----
Materials -- (4.7%)
#   A Schulman, Inc.                                            668,346     23,986,938             0.2%
#   Alcoa, Inc.                                               1,126,789     10,062,226             0.1%
#   Allegheny Technologies, Inc.                                 44,806        658,648             0.0%
#*  AM Castle & Co.                                             499,930      1,194,833             0.0%
*   American Biltrite, Inc.                                         110         46,530             0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Materials -- (Continued)
#   American Vanguard Corp.                                     403,802 $ 5,414,985             0.0%
    Ampco-Pittsburgh Corp.                                       94,138   1,091,059             0.0%
    Axiall Corp.                                              1,207,686  24,455,642             0.2%
    Cabot Corp.                                                 693,947  24,940,455             0.2%
#   Carpenter Technology Corp.                                  869,598  28,966,309             0.3%
#*  Century Aluminum Co.                                      2,077,331   7,519,938             0.1%
*   Chemtura Corp.                                              171,388   5,474,133             0.0%
*   Clearwater Paper Corp.                                      118,427   5,972,274             0.1%
#   Commercial Metals Co.                                     4,284,225  61,564,313             0.5%
*   Core Molding Technologies, Inc.                             199,799   4,003,972             0.0%
    Domtar Corp.                                              1,320,496  54,457,255             0.5%
#   Friedman Industries, Inc.                                   179,533   1,075,403             0.0%
    FutureFuel Corp.                                            151,908   2,340,902             0.0%
    Graphic Packaging Holding Co.                             2,886,483  40,872,599             0.4%
#   Greif, Inc. Class A                                         557,637  18,279,341             0.2%
    Greif, Inc. Class B                                             320      12,320             0.0%
    Haynes International, Inc.                                   75,321   2,971,413             0.0%
*   Headwaters, Inc.                                             41,697     856,873             0.0%
#   Hecla Mining Co.                                          5,679,885  11,757,362             0.1%
#*  Horsehead Holding Corp.                                      78,459     222,824             0.0%
#   Innospec, Inc.                                                2,184     120,644             0.0%
#*  Intrepid Potash, Inc.                                        19,516      75,332             0.0%
#   Kaiser Aluminum Corp.                                       571,199  46,432,767             0.4%
    KapStone Paper and Packaging Corp.                           32,455     705,896             0.0%
    KMG Chemicals, Inc.                                           9,897     208,233             0.0%
*   Kraton Performance Polymers, Inc.                           610,265  12,443,303             0.1%
#   Kronos Worldwide, Inc.                                      320,538   2,532,250             0.0%
#*  Louisiana-Pacific Corp.                                   3,892,193  68,736,128             0.6%
#*  LSB Industries, Inc.                                        212,251   3,321,728             0.0%
    Materion Corp.                                              250,927   7,565,449             0.1%
    Mercer International, Inc.                                  691,976   7,473,341             0.1%
#   Minerals Technologies, Inc.                                  44,740   2,636,976             0.0%
#   Myers Industries, Inc.                                      382,369   5,968,780             0.1%
#   Noranda Aluminum Holding Corp.                               73,670     126,712             0.0%
*   Northern Technologies International Corp.                     2,032      36,474             0.0%
    Olin Corp.                                                2,159,927  41,427,400             0.4%
#   Olympic Steel, Inc.                                         263,059   2,517,475             0.0%
#*  OMNOVA Solutions, Inc.                                       40,272     289,153             0.0%
#   PH Glatfelter Co.                                         1,147,827  22,267,844             0.2%
*   Resolute Forest Products, Inc.                              792,500   5,919,975             0.1%
#   Schnitzer Steel Industries, Inc. Class A                    245,808   4,144,323             0.0%
    Stepan Co.                                                  113,397   6,002,103             0.1%
#*  Stillwater Mining Co.                                     1,230,531  11,493,160             0.1%
    SunCoke Energy, Inc.                                        953,520   4,729,459             0.0%
    Synalloy Corp.                                               63,859     556,851             0.0%
#   TimkenSteel Corp.                                           166,966   1,776,518             0.0%
#   Tredegar Corp.                                            1,210,732  17,265,038             0.1%
#   Tronox, Ltd. Class A                                      1,227,852   7,624,961             0.1%
*   UFP Technologies, Inc.                                        3,273      80,221             0.0%
#*  Universal Stainless & Alloy Products, Inc.                  146,340   1,273,158             0.0%
#   Wausau Paper Corp.                                          229,387   2,342,041             0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                                     PERCENTAGE
                                                                         SHARES        VALUE+      OF NET ASSETS**
                                                                       ----------- --------------- ---------------
Materials -- (Continued)
*            Webco Industries, Inc.                                          9,290 $       494,693             0.0%
                                                                                   ---------------           -----
Total Materials                                                                        626,786,933             5.4%
                                                                                   ---------------           -----
Other -- (0.0%)
(degrees)*   Allen Organ Co. Escrow Shares                                   4,900              --             0.0%
(degrees)*   Concord Camera Corp. Escrow Shares                             95,952              --             0.0%
(degrees)#*  Gerber Scientific, Inc. Escrow Shares                         525,910              --             0.0%
(degrees)*   Petrocorp, Inc. Escrow Shares                                 102,600              --             0.0%
                                                                                   ---------------           -----
Total Other                                                                                     --             0.0%
                                                                                   ---------------           -----
Telecommunication Services -- (0.7%)
*            Alaska Communications Systems Group, Inc.                     192,999         441,968             0.0%
             Atlantic Tele-Network, Inc.                                    96,458       7,371,320             0.1%
#*           Cincinnati Bell, Inc.                                         851,428       3,209,884             0.0%
#            Consolidated Communications Holdings, Inc.                     43,432         959,847             0.0%
#*           General Communication, Inc. Class A                           405,836       8,264,850             0.1%
#*           Hawaiian Telcom Holdco, Inc.                                   41,022         936,122             0.0%
#*           Iridium Communications, Inc.                                1,439,150      11,815,422             0.1%
             Lumos Networks Corp.                                           47,673         617,842             0.0%
#*           ORBCOMM, Inc.                                               1,306,376       7,759,873             0.1%
#*           Premiere Global Services, Inc.                                187,132       2,559,966             0.0%
#            Shenandoah Telecommunications Co.                                 867          40,567             0.0%
             Spok Holdings, Inc.                                           269,895       4,866,207             0.1%
#*           Straight Path Communications, Inc. Class B                      4,357         135,067             0.0%
             Telephone & Data Systems, Inc.                              1,301,415      37,272,526             0.3%
*            United States Cellular Corp.                                   67,053       2,731,739             0.0%
                                                                                   ---------------           -----
Total Telecommunication Services                                                        88,983,200             0.8%
                                                                                   ---------------           -----
Utilities -- (0.1%)
#            Atlantic Power Corp.                                           15,344          31,302             0.0%
#            Consolidated Water Co., Ltd.                                  147,812       1,636,279             0.0%
#            Genie Energy, Ltd. Class B                                     31,444         356,575             0.0%
#            Ormat Technologies, Inc.                                      206,658       7,795,139             0.1%
                                                                                   ---------------           -----
Total Utilities                                                                          9,819,295             0.1%
                                                                                   ---------------           -----
TOTAL COMMON STOCKS                                                                 11,463,724,465            98.2%
                                                                                   ---------------           -----
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
(degrees)*   Enron TOPRS Escrow Shares                                      34,332              --             0.0%
                                                                                   ---------------           -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Capital Bank Corp. Contingent Value Rights                     45,703              --             0.0%
(degrees)*   Leap Wireless International, Inc. Contingent Value Rights     978,534       1,849,429             0.0%
(degrees)#*  Magnum Hunter Resources Corp. Warrants 04/15/16                40,956              --             0.0%
                                                                                   ---------------           -----
TOTAL RIGHTS/WARRANTS                                                                    1,849,429             0.0%
                                                                                   ---------------           -----
TOTAL INVESTMENT SECURITIES                                                         11,465,573,894
                                                                                   ---------------
TEMPORARY CASH INVESTMENTS -- (1.1%)
             State Street Institutional Liquid Reserves, 0.140%        148,686,557     148,686,557             1.3%
                                                                                   ---------------           -----
SECURITIES LENDING COLLATERAL -- (12.5%)
(S)@         DFA Short Term Investment Fund                            143,725,502 $ 1,662,904,060            14.2%
                                                                                   ---------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $11,025,029,544)                               $13,277,164,511           113.7%
                                                                                   ===============           =====

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ------------------------------------------------------
                                    LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                --------------- -------------- ------- ---------------
Common Stocks
   Consumer Discretionary       $ 1,800,661,135             --      -- $ 1,800,661,135
   Consumer Staples                 451,811,552             --      --     451,811,552
   Energy                           944,799,995             --      --     944,799,995
   Financials                     3,099,328,547 $       53,864      --   3,099,382,411
   Health Care                      710,839,111             --      --     710,839,111
   Industrials                    2,083,065,059             --      --   2,083,065,059
   Information Technology         1,647,575,774             --      --   1,647,575,774
   Materials                        626,786,933             --      --     626,786,933
   Other                                     --             --      --              --
   Telecommunication Services        88,983,200             --      --      88,983,200
   Utilities                          9,819,295             --      --       9,819,295
Preferred Stocks
   Other                                     --             --      --              --
Rights/Warrants                              --      1,849,429      --       1,849,429
Temporary Cash Investments          148,686,557             --      --     148,686,557
Securities Lending Collateral                --  1,662,904,060      --   1,662,904,060
                                --------------- --------------      -- ---------------
TOTAL                           $11,612,357,158 $1,664,807,353      -- $13,277,164,511
                                =============== ==============      == ===============

                         U.S. CORE EQUITY 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                     PERCENTAGE
                                                              SHARES     VALUE+    OF NET ASSETS**
                                                              ------- ------------ ---------------
COMMON STOCKS -- (89.8%)
Consumer Discretionary -- (14.4%)
*   1-800-Flowers.com, Inc. Class A                            59,832 $    594,132             0.0%
    A. H. Belo Corp. Class A                                   15,518       83,952             0.0%
    Aaron's, Inc.                                              96,635    2,383,985             0.0%
#   Abercrombie & Fitch Co. Class A                            76,712    1,625,527             0.0%
    Advance Auto Parts, Inc.                                   48,315    9,587,145             0.1%
*   Amazon.com, Inc.                                          185,319  115,991,162             0.9%
#   AMC Entertainment Holdings, Inc. Class A                   25,116      687,425             0.0%
#*  AMC Networks, Inc. Class A                                 85,917    6,348,407             0.1%
    AMCON Distributing Co.                                        247       20,748             0.0%
#*  America's Car-Mart, Inc.                                   11,191      383,180             0.0%
#*  American Axle & Manufacturing Holdings, Inc.               96,785    2,144,756             0.0%
#   American Eagle Outfitters, Inc.                           281,329    4,298,707             0.0%
#*  American Public Education, Inc.                            24,120      524,128             0.0%
*   Apollo Education Group, Inc.                              155,395    1,128,168             0.0%
    Aramark                                                   194,889    5,914,881             0.1%
#   Arctic Cat, Inc.                                           18,084      371,445             0.0%
    Ark Restaurants Corp.                                       2,510       59,387             0.0%
*   Asbury Automotive Group, Inc.                              60,435    4,786,452             0.0%
*   Ascena Retail Group, Inc.                                 311,350    4,147,182             0.0%
*   Ascent Capital Group, Inc. Class A                         15,592      339,594             0.0%
#   Autoliv, Inc.                                              75,813    9,191,568             0.1%
*   AutoNation, Inc.                                          105,414    6,661,111             0.1%
*   AutoZone, Inc.                                             13,837   10,853,881             0.1%
*   Ballantyne Strong, Inc.                                    10,077       44,036             0.0%
*   Barnes & Noble Education, Inc.                             74,730    1,102,268             0.0%
    Barnes & Noble, Inc.                                      142,616    1,852,582             0.0%
    Bassett Furniture Industries, Inc.                          7,766      248,201             0.0%
    Beasley Broadcast Group, Inc. Class A                       3,374       14,272             0.0%
*   Beazer Homes USA, Inc.                                     11,219      159,759             0.0%
#   bebe stores, Inc.                                         110,153      122,270             0.0%
#*  Bed Bath & Beyond, Inc.                                   154,454    9,210,092             0.1%
*   Belmond, Ltd. Class A                                     133,054    1,429,000             0.0%
#   Best Buy Co., Inc.                                        459,614   16,100,278             0.1%
    Big 5 Sporting Goods Corp.                                 38,061      348,258             0.0%
#   Big Lots, Inc.                                             97,284    4,484,792             0.0%
*   Biglari Holdings, Inc.                                          9        3,457             0.0%
#*  BJ's Restaurants, Inc.                                     36,363    1,561,064             0.0%
    Bloomin' Brands, Inc.                                     243,386    4,130,260             0.0%
#*  Blue Nile, Inc.                                            15,801      538,814             0.0%
#   Bob Evans Farms, Inc.                                      29,989    1,297,624             0.0%
#   Bon-Ton Stores, Inc. (The)                                 13,310       41,927             0.0%
*   Books-A-Million, Inc.                                       9,373       29,712             0.0%
    BorgWarner, Inc.                                          193,839    8,300,186             0.1%
    Bowl America, Inc. Class A                                  1,576       23,561             0.0%
*   Boyd Gaming Corp.                                          37,566      750,944             0.0%
#*  Bravo Brio Restaurant Group, Inc.                          27,568      323,648             0.0%
*   Bridgepoint Education, Inc.                                44,168      342,302             0.0%
#*  Bright Horizons Family Solutions, Inc.                     72,103    4,616,034             0.0%
#   Brinker International, Inc.                                98,293    4,473,314             0.0%
#   Brunswick Corp.                                           119,611    6,436,268             0.1%
#   Buckle, Inc. (The)                                         23,083      818,062             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  Buffalo Wild Wings, Inc.                                     33,647 $ 5,190,723             0.0%
*   Build-A-Bear Workshop, Inc.                                  32,692     508,688             0.0%
#*  Burlington Stores, Inc.                                      90,064   4,330,277             0.0%
#*  Cabela's, Inc.                                              109,755   4,299,103             0.0%
*   Cable One, Inc.                                               6,483   2,809,992             0.0%
    Cablevision Systems Corp. Class A                           226,229   7,372,803             0.1%
#*  CalAtlantic Group, Inc.                                     109,532   4,172,074             0.0%
    Caleres, Inc.                                                69,149   2,113,193             0.0%
    Callaway Golf Co.                                            98,063     975,727             0.0%
*   Cambium Learning Group, Inc.                                 45,231     217,561             0.0%
    Canterbury Park Holding Corp.                                 2,402      24,669             0.0%
    Capella Education Co.                                        20,260     914,739             0.0%
#*  Career Education Corp.                                      120,623     435,449             0.0%
#*  CarMax, Inc.                                                177,655  10,483,422             0.1%
*   Carmike Cinemas, Inc.                                        28,792     737,363             0.0%
    Carnival Corp.                                              164,408   8,891,185             0.1%
#   Carriage Services, Inc.                                      32,920     708,109             0.0%
*   Carrols Restaurant Group, Inc.                               51,996     611,473             0.0%
    Carter's, Inc.                                               96,347   8,756,015             0.1%
#   Cato Corp. (The) Class A                                     38,287   1,445,717             0.0%
#*  Cavco Industries, Inc.                                       11,042   1,088,741             0.0%
    CBS Corp. Class A                                             9,684     489,962             0.0%
    CBS Corp. Class B                                           205,532   9,561,349             0.1%
#*  Central European Media Enterprises, Ltd. Class A             30,475      65,826             0.0%
*   Century Communities, Inc.                                       952      18,164             0.0%
*   Charles & Colvard, Ltd.                                      17,475      23,766             0.0%
#*  Charter Communications, Inc. Class A                         74,549  14,234,386             0.1%
#   Cheesecake Factory, Inc. (The)                               87,690   4,226,658             0.0%
*   Cherokee, Inc.                                                7,301     132,513             0.0%
#   Chico's FAS, Inc.                                           214,573   2,965,399             0.0%
#   Children's Place, Inc. (The)                                 30,332   1,627,918             0.0%
#*  Chipotle Mexican Grill, Inc.                                 14,942   9,566,317             0.1%
    Choice Hotels International, Inc.                            74,695   3,907,295             0.0%
#*  Christopher & Banks Corp.                                    36,826      53,766             0.0%
    Churchill Downs, Inc.                                        18,070   2,653,218             0.0%
#*  Chuy's Holdings, Inc.                                        22,703     617,749             0.0%
*   Cinedigm Corp. Class A                                       52,434      27,926             0.0%
    Cinemark Holdings, Inc.                                     159,749   5,661,505             0.1%
    Citi Trends, Inc.                                            21,466     570,352             0.0%
*   Clear Channel Outdoor Holdings, Inc. Class A                 35,383     264,665             0.0%
    ClubCorp Holdings, Inc.                                      60,695   1,240,606             0.0%
#   Coach, Inc.                                                 184,976   5,771,251             0.1%
    Collectors Universe, Inc.                                     8,102     140,084             0.0%
    Columbia Sportswear Co.                                      65,371   3,585,599             0.0%
    Comcast Corp. Class A                                     1,402,855  87,846,780             0.7%
#   Comcast Corp. Special Class A                               256,004  16,054,011             0.1%
#*  Conn's, Inc.                                                 29,186     553,658             0.0%
    Cooper Tire & Rubber Co.                                    106,608   4,455,148             0.0%
#*  Cooper-Standard Holding, Inc.                                 1,543     100,357             0.0%
#   Core-Mark Holding Co., Inc.                                  33,002   2,682,733             0.0%
#   Cracker Barrel Old Country Store, Inc.                       47,203   6,488,524             0.1%
#*  Crocs, Inc.                                                  96,113   1,038,020             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  Crown Media Holdings, Inc. Class A                         24,684 $   142,920             0.0%
#   CSS Industries, Inc.                                        2,658      72,563             0.0%
    CST Brands, Inc.                                          139,245   5,003,073             0.0%
    Culp, Inc.                                                 16,664     500,087             0.0%
*   Cumulus Media, Inc. Class A                                66,466      30,515             0.0%
#   Dana Holding Corp.                                        287,448   4,829,126             0.0%
    Darden Restaurants, Inc.                                   86,207   5,335,351             0.1%
#*  Deckers Outdoor Corp.                                      46,640   2,595,982             0.0%
*   Del Frisco's Restaurant Group, Inc.                        24,225     326,311             0.0%
    Delphi Automotive P.L.C.                                  148,999  12,395,227             0.1%
*   Delta Apparel, Inc.                                         6,441     105,826             0.0%
*   Denny's Corp.                                             106,732   1,169,783             0.0%
#   Destination Maternity Corp.                                10,940      75,814             0.0%
*   Destination XL Group, Inc.                                 53,086     310,022             0.0%
#   DeVry Education Group, Inc.                                78,045   1,838,740             0.0%
#*  Diamond Resorts International, Inc.                        58,522   1,664,366             0.0%
#   Dick's Sporting Goods, Inc.                               121,845   5,428,195             0.1%
#   Dillard's, Inc. Class A                                    73,285   6,557,542             0.1%
    DineEquity, Inc.                                           37,724   3,148,068             0.0%
#*  Discovery Communications, Inc. Class A                    136,748   4,025,861             0.0%
*   Discovery Communications, Inc. Class B                      1,400      42,301             0.0%
#*  Discovery Communications, Inc. Class C                    217,266   5,979,160             0.1%
#*  DISH Network Corp. Class A                                117,093   7,373,346             0.1%
*   Dixie Group, Inc. (The)                                     4,689      30,807             0.0%
    Dollar General Corp.                                      171,259  11,606,222             0.1%
*   Dollar Tree, Inc.                                         155,367  10,174,985             0.1%
#   Domino's Pizza, Inc.                                       77,532   8,270,338             0.1%
#*  Dorman Products, Inc.                                      43,480   2,029,646             0.0%
    Dover Motorsports, Inc.                                     3,182       7,160             0.0%
    DR Horton, Inc.                                           295,250   8,692,160             0.1%
#*  DreamWorks Animation SKG, Inc. Class A                     78,702   1,592,928             0.0%
#   Drew Industries, Inc.                                      39,580   2,368,071             0.0%
#   DSW, Inc. Class A                                          98,506   2,456,740             0.0%
#   Dunkin' Brands Group, Inc.                                136,560   5,654,950             0.1%
    Educational Development Corp.                               1,932      23,377             0.0%
*   Eldorado Resorts, Inc.                                     11,682     115,652             0.0%
#*  Emerson Radio Corp.                                        14,810      18,513             0.0%
#*  Entercom Communications Corp. Class A                      23,008     254,008             0.0%
    Entravision Communications Corp. Class A                  119,319   1,045,234             0.0%
    Escalade, Inc.                                              9,623     142,709             0.0%
    Ethan Allen Interiors, Inc.                                38,380   1,044,320             0.0%
#*  EVINE Live, Inc.                                           36,640      94,531             0.0%
#   EW Scripps Co. (The) Class A                               73,659   1,624,918             0.0%
    Expedia, Inc.                                              69,241   9,437,548             0.1%
#*  Express, Inc.                                             142,851   2,757,024             0.0%
#*  Famous Dave's Of America, Inc.                              4,605      53,004             0.0%
#*  Federal-Mogul Holdings Corp.                               99,691     772,605             0.0%
*   Fiesta Restaurant Group, Inc.                              27,716     980,038             0.0%
#   Finish Line, Inc. (The) Class A                            82,958   1,545,508             0.0%
#*  Five Below, Inc.                                           53,406   1,833,962             0.0%
    Flanigan's Enterprises, Inc.                                  300       7,875             0.0%
    Flexsteel Industries, Inc.                                  4,267     185,572             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Consumer Discretionary -- (Continued)
#   Foot Locker, Inc.                                           151,452 $10,260,873             0.1%
    Ford Motor Co.                                            2,459,479  36,424,884             0.3%
#*  Fossil Group, Inc.                                           87,105   4,739,383             0.0%
#*  Fox Factory Holding Corp.                                    11,144     197,806             0.0%
#*  Francesca's Holdings Corp.                                   43,325     615,648             0.0%
#   Fred's, Inc. Class A                                         73,519   1,016,768             0.0%
*   FTD Cos., Inc.                                               23,138     655,268             0.0%
#*  Fuel Systems Solutions, Inc.                                 20,714     128,841             0.0%
*   Full House Resorts, Inc.                                      1,400       1,974             0.0%
*   G-III Apparel Group, Ltd.                                    59,259   3,264,578             0.0%
#*  Gaiam, Inc. Class A                                           8,701      59,602             0.0%
#   GameStop Corp. Class A                                      206,591   9,517,647             0.1%
*   Gaming Partners International Corp.                           4,515      41,899             0.0%
#   Gannett Co., Inc.                                           119,280   1,887,010             0.0%
#   Gap, Inc. (The)                                             255,287   6,948,912             0.1%
    Garmin, Ltd.                                                136,048   4,825,623             0.0%
    General Motors Co.                                          730,035  25,485,522             0.2%
#*  Genesco, Inc.                                                30,259   1,895,726             0.0%
#   Gentex Corp.                                                390,140   6,394,395             0.1%
#*  Gentherm, Inc.                                               66,080   3,248,493             0.0%
    Genuine Parts Co.                                           104,923   9,522,811             0.1%
#   GNC Holdings, Inc. Class A                                  166,175   4,943,706             0.0%
    Goodyear Tire & Rubber Co. (The)                            362,279  11,897,242             0.1%
#*  GoPro, Inc. Class A                                         153,221   3,830,525             0.0%
#*  Gordmans Stores, Inc.                                        15,165      46,860             0.0%
    Graham Holdings Co. Class B                                   8,083   4,465,615             0.0%
#*  Grand Canyon Education, Inc.                                 78,171   3,248,787             0.0%
*   Gray Television, Inc.                                        95,913   1,524,058             0.0%
*   Gray Television, Inc. Class A                                   600       8,592             0.0%
*   Green Brick Partners, Inc.                                      767       8,092             0.0%
#   Group 1 Automotive, Inc.                                     39,074   3,397,484             0.0%
#*  Groupon, Inc.                                               371,696   1,378,992             0.0%
#   Guess?, Inc.                                                104,669   2,203,282             0.0%
#   H&R Block, Inc.                                             206,267   7,685,508             0.1%
    Hanesbrands, Inc.                                           281,187   8,981,113             0.1%
#   Harley-Davidson, Inc.                                       164,372   8,128,195             0.1%
    Harman International Industries, Inc.                        48,812   5,367,368             0.1%
    Harte-Hanks, Inc.                                            93,271     396,402             0.0%
#   Hasbro, Inc.                                                 78,720   6,048,058             0.1%
    Haverty Furniture Cos., Inc.                                 26,199     613,319             0.0%
    Haverty Furniture Cos., Inc. Class A                          1,608      37,000             0.0%
#*  Helen of Troy, Ltd.                                          36,005   3,572,056             0.0%
#*  hhgregg, Inc.                                                27,171     146,723             0.0%
#*  Hibbett Sports, Inc.                                         31,456   1,074,537             0.0%
    Hilton Worldwide Holdings, Inc.                             190,768   4,767,292             0.0%
    Home Depot, Inc. (The)                                      717,518  88,713,926             0.7%
    Hooker Furniture Corp.                                       11,507     285,604             0.0%
*   Horizon Global Corp.                                         18,849     165,683             0.0%
#*  Houghton Mifflin Harcourt Co.                               142,915   2,799,705             0.0%
    HSN, Inc.                                                    67,098   4,150,011             0.0%
#*  Hyatt Hotels Corp. Class A                                   25,309   1,275,574             0.0%
#*  Iconix Brand Group, Inc.                                     60,513     927,059             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  Installed Building Products, Inc.                          18,344 $   406,320             0.0%
    International Game Technology P.L.C.                       38,898     630,926             0.0%
    International Speedway Corp. Class A                       34,218   1,187,022             0.0%
    Interpublic Group of Cos., Inc. (The)                     308,884   7,082,710             0.1%
#   Interval Leisure Group, Inc.                               69,695   1,230,117             0.0%
*   Intrawest Resorts Holdings, Inc.                            4,254      38,116             0.0%
#*  iRobot Corp.                                               22,770     683,328             0.0%
#*  Isle of Capri Casinos, Inc.                                25,942     496,270             0.0%
#*  ITT Educational Services, Inc.                              8,984      29,647             0.0%
*   J Alexander's Holdings, Inc.                               11,747     113,241             0.0%
    Jack in the Box, Inc.                                      49,377   3,680,068             0.0%
#*  JAKKS Pacific, Inc.                                        12,915     102,287             0.0%
#*  Jamba, Inc.                                                17,844     236,433             0.0%
*   Jarden Corp.                                               74,175   3,323,040             0.0%
#*  JC Penney Co., Inc.                                       378,373   3,469,680             0.0%
    John Wiley & Sons, Inc. Class A                            73,309   3,836,260             0.0%
    John Wiley & Sons, Inc. Class B                             4,638     243,170             0.0%
    Johnson Controls, Inc.                                    320,515  14,480,868             0.1%
    Johnson Outdoors, Inc. Class A                              8,183     175,362             0.0%
#   Journal Media Group, Inc.                                  19,813     242,511             0.0%
*   K12, Inc.                                                  49,698     482,568             0.0%
#*  Kate Spade & Co.                                          122,426   2,199,995             0.0%
#   KB Home                                                    62,897     823,951             0.0%
    Kirkland's, Inc.                                           29,828     685,746             0.0%
    Kohl's Corp.                                              268,461  12,381,421             0.1%
*   Kona Grill, Inc.                                            4,321      59,414             0.0%
*   Koss Corp.                                                  1,533       3,848             0.0%
#*  Krispy Kreme Doughnuts, Inc.                               52,657     720,874             0.0%
#   L Brands, Inc.                                            108,943  10,456,349             0.1%
*   La Quinta Holdings, Inc.                                  113,414   1,718,222             0.0%
    La-Z-Boy, Inc.                                             83,631   2,387,665             0.0%
*   Lakeland Industries, Inc.                                   3,968      49,005             0.0%
#*  Lands' End, Inc.                                           22,424     553,424             0.0%
#   Las Vegas Sands Corp.                                     207,105  10,253,769             0.1%
*   Lazare Kaplan International, Inc.                           1,600       2,360             0.0%
*   LeapFrog Enterprises, Inc.                                 50,254      40,203             0.0%
    Lear Corp.                                                104,402  13,056,514             0.1%
#*  Lee Enterprises, Inc.                                      20,446      40,688             0.0%
    Leggett & Platt, Inc.                                     146,282   6,587,078             0.1%
#   Lennar Corp. Class A                                      140,484   7,034,034             0.1%
    Lennar Corp. Class B                                       17,482     724,454             0.0%
#   Libbey, Inc.                                               46,264   1,556,321             0.0%
*   Liberty Broadband Corp. Class A                            29,528   1,611,048             0.0%
*   Liberty Broadband Corp. Class B                               598      32,962             0.0%
*   Liberty Broadband Corp. Class C                            81,946   4,406,236             0.0%
*   Liberty Interactive Corp. Class B                           1,148      31,868             0.0%
*   Liberty Interactive Corp., QVC Group Class A              412,224  11,282,571             0.1%
*   Liberty Media Corp. Class A                                58,777   2,395,751             0.0%
*   Liberty Media Corp. Class B                                 2,392      97,725             0.0%
*   Liberty Media Corp. Class C                               125,361   4,907,883             0.0%
*   Liberty TripAdvisor Holdings, Inc. Class A                 75,593   2,357,746             0.0%
*   Liberty TripAdvisor Holdings, Inc. Class B                    694      22,548             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Consumer Discretionary -- (Continued)
*   Liberty Ventures Series A                                 138,106 $ 6,017,278             0.1%
#   Lifetime Brands, Inc.                                      11,349     174,434             0.0%
    Lions Gate Entertainment Corp.                            137,530   5,359,544             0.1%
    Lithia Motors, Inc. Class A                                38,612   4,532,663             0.0%
*   Live Nation Entertainment, Inc.                           239,153   6,524,094             0.1%
*   LKQ Corp.                                                 208,513   6,174,070             0.1%
#*  Loral Space & Communications, Inc.                         13,990     625,493             0.0%
    Lowe's Cos., Inc.                                         494,083  36,478,148             0.3%
#*  Luby's, Inc.                                               41,043     191,260             0.0%
#*  Lululemon Athletica, Inc.                                  82,285   4,045,953             0.0%
#*  Lumber Liquidators Holdings, Inc.                          22,193     306,707             0.0%
#*  M/I Homes, Inc.                                            45,749   1,049,940             0.0%
    Macy's, Inc.                                              185,411   9,452,253             0.1%
*   Madison Square Garden Co. (The) Class A                    27,507   4,909,999             0.0%
    Marcus Corp. (The)                                         15,379     318,192             0.0%
    Marine Products Corp.                                      20,779     146,908             0.0%
*   MarineMax, Inc.                                            29,912     472,610             0.0%
#   Marriott International, Inc. Class A                       98,090   7,531,350             0.1%
#   Marriott Vacations Worldwide Corp.                         42,506   2,737,386             0.0%
*   Martha Stewart Living Omnimedia, Inc. Class A              35,026     211,557             0.0%
#   Mattel, Inc.                                              206,977   5,087,495             0.0%
#*  Mattress Firm Holding Corp.                                 1,120      47,678             0.0%
*   McClatchy Co. (The) Class A                                65,819      91,488             0.0%
    McDonald's Corp.                                          526,276  59,074,481             0.5%
#   MDC Holdings, Inc.                                         89,762   2,332,914             0.0%
#*  Media General, Inc.                                        34,446     511,868             0.0%
    Men's Wearhouse, Inc. (The)                                63,239   2,528,295             0.0%
    Meredith Corp.                                             60,670   2,852,703             0.0%
#*  Meritage Homes Corp.                                       77,082   2,717,911             0.0%
*   MGM Resorts International                                 434,678  10,080,183             0.1%
*   Michael Kors Holdings, Ltd.                               135,707   5,243,718             0.0%
*   Michaels Cos., Inc. (The)                                  67,977   1,589,302             0.0%
*   Modine Manufacturing Co.                                   67,613     565,921             0.0%
*   Mohawk Industries, Inc.                                    52,152  10,195,716             0.1%
*   Monarch Casino & Resort, Inc.                              14,131     310,034             0.0%
#   Monro Muffler Brake, Inc.                                  42,646   3,163,054             0.0%
#*  Motorcar Parts of America, Inc.                            22,394     753,782             0.0%
#   Movado Group, Inc.                                         19,211     494,491             0.0%
*   MSG Networks, Inc. Class A                                101,681   2,086,494             0.0%
*   Murphy USA, Inc.                                           82,532   5,064,989             0.0%
#   NACCO Industries, Inc. Class A                              7,497     336,091             0.0%
    Nathan's Famous, Inc.                                       3,974     158,324             0.0%
    National CineMedia, Inc.                                   85,868   1,219,326             0.0%
*   Nautilus, Inc.                                             56,778     967,497             0.0%
#*  Netflix, Inc.                                             104,726  11,350,204             0.1%
#*  Nevada Gold & Casinos, Inc.                                   700       1,225             0.0%
*   New York & Co., Inc.                                       53,002     138,865             0.0%
#   New York Times Co. (The) Class A                          167,626   2,226,073             0.0%
    Newell Rubbermaid, Inc.                                   161,918   6,870,181             0.1%
    News Corp. Class A                                        210,180   3,236,772             0.0%
    News Corp. Class B                                        103,444   1,601,313             0.0%
#   Nexstar Broadcasting Group, Inc. Class A                   39,651   2,110,623             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Consumer Discretionary -- (Continued)
    NIKE, Inc. Class B                                        311,743 $40,847,685             0.3%
*   Nobility Homes, Inc.                                        1,105      12,437             0.0%
    Nordstrom, Inc.                                           136,839   8,923,271             0.1%
*   Norwegian Cruise Line Holdings, Ltd.                      158,156  10,061,885             0.1%
    Nutrisystem, Inc.                                          39,395     911,206             0.0%
*   NVR, Inc.                                                   5,718   9,364,712             0.1%
*   O'Reilly Automotive, Inc.                                  65,153  17,999,168             0.1%
*   Office Depot, Inc.                                        719,803   5,484,899             0.1%
#   Omnicom Group, Inc.                                       175,097  13,118,267             0.1%
#   Outerwall, Inc.                                            20,260   1,215,600             0.0%
*   Overstock.com, Inc.                                         9,836     154,032             0.0%
#   Oxford Industries, Inc.                                    27,116   1,974,587             0.0%
*   P&F Industries, Inc. Class A                                  504       5,090             0.0%
#*  Pacific Sunwear of California, Inc.                        44,547      11,930             0.0%
#*  Panera Bread Co. Class A                                   54,037   9,584,543             0.1%
#   Papa John's International, Inc.                            49,902   3,501,623             0.0%
#*  Penn National Gaming, Inc.                                113,225   2,022,199             0.0%
    Penske Automotive Group, Inc.                             145,096   7,086,489             0.1%
#*  Pep Boys-Manny, Moe & Jack (The)                           61,089     918,779             0.0%
*   Perfumania Holdings, Inc.                                   2,203       8,217             0.0%
*   Perry Ellis International, Inc.                            13,637     292,786             0.0%
#   PetMed Express, Inc.                                       14,214     239,079             0.0%
#   Pier 1 Imports, Inc.                                      102,797     762,754             0.0%
#*  Pinnacle Entertainment, Inc.                               57,159   2,001,137             0.0%
#   Polaris Industries, Inc.                                   44,030   4,946,330             0.0%
    Pool Corp.                                                 51,655   4,211,949             0.0%
#*  Popeyes Louisiana Kitchen, Inc.                            29,368   1,657,530             0.0%
*   Priceline Group, Inc. (The)                                22,893  33,291,916             0.3%
    PulteGroup, Inc.                                          248,869   4,561,769             0.0%
#   PVH Corp.                                                  66,666   6,063,273             0.1%
*   QEP Co., Inc.                                                 352       5,984             0.0%
#*  Radio One, Inc. Class D                                    16,485      35,443             0.0%
#   Ralph Lauren Corp.                                         59,222   6,560,021             0.1%
*   RCI Hospitality Holdings, Inc.                              7,842      77,949             0.0%
#*  Reading International, Inc. Class A                        10,059     155,915             0.0%
*   Red Lion Hotels Corp.                                      13,744     112,563             0.0%
#*  Red Robin Gourmet Burgers, Inc.                            19,041   1,425,980             0.0%
#   Regal Entertainment Group Class A                         192,108   3,723,053             0.0%
#*  Regis Corp.                                                52,558     868,258             0.0%
    Remy International, Inc.                                   12,160     358,598             0.0%
#   Rent-A-Center, Inc.                                        88,792   1,632,885             0.0%
*   Rentrak Corp.                                               4,450     245,551             0.0%
#   Restaurant Brands International, Inc.                      32,103   1,289,256             0.0%
#*  Restoration Hardware Holdings, Inc.                        58,951   6,077,259             0.1%
    Rocky Brands, Inc.                                          7,436      94,809             0.0%
    Ross Stores, Inc.                                         268,071  13,559,031             0.1%
#   Royal Caribbean Cruises, Ltd.                             175,465  17,256,983             0.1%
#*  Ruby Tuesday, Inc.                                         91,799     480,109             0.0%
#   Ruth's Hospitality Group, Inc.                             61,139     948,266             0.0%
#   Saga Communications, Inc. Class A                           1,544      66,423             0.0%
    Salem Media Group, Inc.                                    12,181      76,618             0.0%
*   Sally Beauty Holdings, Inc.                               196,768   4,626,016             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Consumer Discretionary -- (Continued)
#   Scholastic Corp.                                             22,072 $   902,083             0.0%
#*  Scientific Games Corp. Class A                               30,428     337,447             0.0%
#   Scripps Networks Interactive, Inc. Class A                   67,492   4,054,919             0.0%
#   SeaWorld Entertainment, Inc.                                148,808   2,965,743             0.0%
#*  Select Comfort Corp.                                         70,344   1,491,293             0.0%
    Service Corp. International                                 330,302   9,334,335             0.1%
*   ServiceMaster Global Holdings, Inc.                         103,950   3,705,817             0.0%
*   Shiloh Industries, Inc.                                      18,572     140,033             0.0%
#   Shoe Carnival, Inc.                                          23,587     530,000             0.0%
#*  Shutterfly, Inc.                                             46,691   1,947,482             0.0%
    Signet Jewelers, Ltd.                                        61,999   9,358,129             0.1%
#   Sinclair Broadcast Group, Inc. Class A                      110,861   3,326,939             0.0%
#*  Sirius XM Holdings, Inc.                                  1,627,070   6,638,446             0.1%
#   Six Flags Entertainment Corp.                               110,934   5,773,005             0.1%
#*  Sizmek, Inc.                                                 27,927     165,607             0.0%
*   Skechers U.S.A., Inc. Class A                               131,106   4,090,507             0.0%
#*  Skullcandy, Inc.                                             39,245     219,772             0.0%
*   Skyline Corp.                                                 4,311      15,089             0.0%
*   Smith & Wesson Holding Corp.                                 66,433   1,186,493             0.0%
#   Sonic Automotive, Inc. Class A                               67,262   1,677,514             0.0%
    Sonic Corp.                                                  56,022   1,598,868             0.0%
#   Sotheby's                                                    87,310   3,025,292             0.0%
*   Spanish Broadcasting System, Inc. Class A                     1,868      10,666             0.0%
    Spartan Motors, Inc.                                         27,734     114,541             0.0%
#   Speedway Motorsports, Inc.                                   36,358     671,532             0.0%
*   Sportsman's Warehouse Holdings, Inc.                          6,196      66,669             0.0%
#   Stage Stores, Inc.                                           52,560     511,409             0.0%
    Standard Motor Products, Inc.                                35,577   1,574,282             0.0%
*   Stanley Furniture Co., Inc.                                   8,749      24,585             0.0%
    Staples, Inc.                                               399,452   5,188,881             0.0%
    Starbucks Corp.                                             829,291  51,888,738             0.4%
    Starwood Hotels & Resorts Worldwide, Inc.                   120,602   9,632,482             0.1%
#*  Starz Class A                                               107,183   3,591,702             0.0%
*   Starz Class B                                                 2,392      79,654             0.0%
#   Stein Mart, Inc.                                            100,423     889,748             0.0%
*   Steiner Leisure, Ltd.                                        15,032     952,428             0.0%
#*  Steven Madden, Ltd.                                          85,648   2,984,833             0.0%
#*  Stoneridge, Inc.                                             44,696     567,192             0.0%
#   Strattec Security Corp.                                       2,661     159,181             0.0%
#*  Strayer Education, Inc.                                      17,370     919,220             0.0%
    Sturm Ruger & Co., Inc.                                      27,315   1,555,316             0.0%
#   Superior Industries International, Inc.                      24,359     479,385             0.0%
    Superior Uniform Group, Inc.                                 13,906     236,958             0.0%
    Sypris Solutions, Inc.                                       12,624       9,468             0.0%
#*  Systemax, Inc.                                               27,440     254,369             0.0%
*   Tandy Leather Factory, Inc.                                  14,264     108,264             0.0%
    Target Corp.                                                308,978  23,846,922             0.2%
#*  Taylor Morrison Home Corp. Class A                           68,312   1,258,990             0.0%
    TEGNA, Inc.                                                 267,660   7,237,526             0.1%
*   Tempur Sealy International, Inc.                             70,024   5,450,668             0.1%
#*  Tenneco, Inc.                                               119,832   6,781,293             0.1%
#*  Tesla Motors, Inc.                                           17,400   3,600,582             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#   Texas Roadhouse, Inc.                                      99,159 $ 3,406,112             0.0%
#   Thor Industries, Inc.                                      72,934   3,944,271             0.0%
    Tiffany & Co.                                              94,463   7,787,530             0.1%
#*  Tilly's, Inc. Class A                                       8,715      63,532             0.0%
    Time Warner Cable, Inc.                                    99,620  18,868,028             0.2%
    Time Warner, Inc.                                         463,786  34,941,637             0.3%
#   Time, Inc.                                                 62,354   1,158,537             0.0%
    TJX Cos., Inc. (The)                                      364,396  26,670,143             0.2%
*   Toll Brothers, Inc.                                       126,059   4,534,342             0.0%
*   TopBuild Corp.                                             28,138     791,522             0.0%
#*  Tower International, Inc.                                  28,502     782,950             0.0%
#*  Town Sports International Holdings, Inc.                   17,552      51,076             0.0%
#   Tractor Supply Co.                                         95,116   8,787,767             0.1%
*   Trans World Entertainment Corp.                               200         760             0.0%
#*  TRI Pointe Group, Inc.                                     70,763     918,504             0.0%
*   TripAdvisor, Inc.                                          81,793   6,852,618             0.1%
#*  Tuesday Morning Corp.                                      27,700     149,857             0.0%
#*  Tumi Holdings, Inc.                                        91,388   1,464,950             0.0%
#   Tupperware Brands Corp.                                    59,008   3,473,801             0.0%
    Twenty-First Century Fox, Inc. Class A                    519,200  15,934,248             0.1%
    Twenty-First Century Fox, Inc. Class B                    169,346   5,229,404             0.0%
#*  Ulta Salon Cosmetics & Fragrance, Inc.                     40,162   6,986,582             0.1%
#*  Under Armour, Inc. Class A                                 89,674   8,526,204             0.1%
#*  Unifi, Inc.                                                15,429     471,973             0.0%
#*  Universal Electronics, Inc.                                19,664     935,416             0.0%
    Universal Technical Institute, Inc.                        16,908      71,859             0.0%
#*  Urban Outfitters, Inc.                                    191,064   5,464,430             0.1%
*   US Auto Parts Network, Inc.                                19,452      39,877             0.0%
#   Vail Resorts, Inc.                                         55,980   6,391,237             0.1%
    VF Corp.                                                  123,516   8,339,800             0.1%
#   Viacom, Inc. Class A                                        7,238     371,527             0.0%
    Viacom, Inc. Class B                                      175,810   8,669,191             0.1%
*   Vista Outdoor, Inc.                                        73,558   3,289,514             0.0%
*   Visteon Corp.                                              71,733   7,823,918             0.1%
#*  Vitamin Shoppe, Inc.                                       42,846   1,229,252             0.0%
*   VOXX International Corp.                                   38,950     200,982             0.0%
    Walt Disney Co. (The)                                     591,378  67,263,334             0.5%
*   WCI Communities, Inc.                                         961      22,958             0.0%
#*  Weight Watchers International, Inc.                        38,632     594,160             0.0%
#   Wendy's Co. (The)                                         480,753   4,403,697             0.0%
*   West Marine, Inc.                                          18,950     192,911             0.0%
#   Weyco Group, Inc.                                           6,018     170,851             0.0%
    Whirlpool Corp.                                            69,395  11,112,915             0.1%
#*  William Lyon Homes Class A                                 12,243     261,266             0.0%
#   Williams-Sonoma, Inc.                                      84,515   6,232,981             0.1%
#   Winmark Corp.                                               3,093     311,620             0.0%
#   Winnebago Industries, Inc.                                 54,374   1,141,310             0.0%
    Wolverine World Wide, Inc.                                141,552   2,628,621             0.0%
    Wyndham Worldwide Corp.                                    95,345   7,756,316             0.1%
#   Wynn Resorts, Ltd.                                         31,740   2,220,213             0.0%
    Yum! Brands, Inc.                                         228,451  16,199,460             0.1%
*   Zagg, Inc.                                                 48,957     415,155             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                         PERCENTAGE
                                                               SHARES       VALUE+     OF NET ASSETS**
                                                              --------- -------------- ---------------
Consumer Discretionary -- (Continued)
#*  Zumiez, Inc.                                                 39,272 $      686,475             0.0%
                                                                        --------------            ----
Total Consumer Discretionary                                             2,115,837,521            15.9%
                                                                        --------------            ----
Consumer Staples -- (7.2%)
#   Alico, Inc.                                                   8,044        343,398             0.0%
*   Alliance One International, Inc.                              8,251        145,218             0.0%
    Altria Group, Inc.                                        1,049,321     63,452,441             0.5%
#   Andersons, Inc. (The)                                        37,467      1,326,332             0.0%
    Archer-Daniels-Midland Co.                                  256,937     11,731,743             0.1%
#   Avon Products, Inc.                                         150,757        607,551             0.0%
#   B&G Foods, Inc.                                              82,422      2,991,094             0.0%
#*  Boston Beer Co., Inc. (The) Class A                          16,052      3,524,859             0.0%
#*  Boulder Brands, Inc.                                         66,943        593,115             0.0%
*   Bridgford Foods Corp.                                         2,501         22,259             0.0%
#   Brown-Forman Corp. Class A                                   19,098      2,191,495             0.0%
#   Brown-Forman Corp. Class B                                   66,988      7,112,786             0.1%
    Bunge, Ltd.                                                 114,690      8,367,782             0.1%
#   Cal-Maine Foods, Inc.                                        51,938      2,776,605             0.0%
#   Calavo Growers, Inc.                                         19,924      1,024,293             0.0%
#   Campbell Soup Co.                                           215,607     10,950,680             0.1%
#   Casey's General Stores, Inc.                                 71,218      7,564,776             0.1%
*   CCA Industries, Inc.                                          3,400         12,886             0.0%
#*  Central Garden & Pet Co.                                     11,250        178,987             0.0%
#*  Central Garden & Pet Co. Class A                             50,235        847,967             0.0%
#*  Chefs' Warehouse, Inc. (The)                                 13,607        206,146             0.0%
    Church & Dwight Co., Inc.                                    79,918      6,880,141             0.1%
#   Clorox Co. (The)                                             94,341     11,503,942             0.1%
#   Coca-Cola Bottling Co. Consolidated                          13,745      2,903,081             0.0%
    Coca-Cola Co. (The)                                       1,870,428     79,212,626             0.6%
    Coca-Cola Enterprises, Inc.                                 225,830     11,594,112             0.1%
#*  Coffee Holding Co., Inc.                                        300          1,275             0.0%
    Colgate-Palmolive Co.                                       447,421     29,686,383             0.2%
    ConAgra Foods, Inc.                                         229,416      9,302,819             0.1%
    Constellation Brands, Inc. Class A                           75,762     10,212,718             0.1%
    Constellation Brands, Inc. Class B                            3,160        426,979             0.0%
    Costco Wholesale Corp.                                      199,005     31,466,671             0.2%
#   Coty, Inc. Class A                                           71,836      2,079,652             0.0%
#*  Craft Brew Alliance, Inc.                                    13,966        106,980             0.0%
*   Crimson Wine Group, Ltd.                                     15,327        139,782             0.0%
    CVS Health Corp.                                            545,264     53,861,178             0.4%
*   Cyanotech Corp.                                                 800          4,704             0.0%
*   Darling Ingredients, Inc.                                   193,157      1,954,749             0.0%
#   Dean Foods Co.                                              126,025      2,282,313             0.0%
#*  Diamond Foods, Inc.                                          33,980      1,346,288             0.0%
    Dr Pepper Snapple Group, Inc.                               114,553     10,237,602             0.1%
    Edgewell Personal Care Co.                                   75,205      6,370,616             0.1%
    Energizer Holdings, Inc.                                     29,506      1,263,742             0.0%
    Estee Lauder Cos., Inc. (The) Class A                       119,622      9,624,786             0.1%
#*  Fairway Group Holdings Corp.                                  8,621         10,000             0.0%
#*  Farmer Bros Co.                                              22,374        634,974             0.0%
    Flowers Foods, Inc.                                         263,196      7,106,292             0.1%
#   Fresh Del Monte Produce, Inc.                                86,673      3,954,889             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Consumer Staples -- (Continued)
#*  Fresh Market, Inc. (The)                                     23,061 $   574,680             0.0%
    General Mills, Inc.                                         303,079  17,611,921             0.1%
    Golden Enterprises, Inc.                                      3,860      15,749             0.0%
#*  Hain Celestial Group, Inc. (The)                             95,889   4,780,067             0.0%
#*  Herbalife, Ltd.                                             136,906   7,672,212             0.1%
    Hershey Co. (The)                                            74,863   6,639,599             0.1%
#   Hormel Foods Corp.                                          132,575   8,955,441             0.1%
#*  HRG Group, Inc.                                             103,451   1,391,416             0.0%
#   Ingles Markets, Inc. Class A                                 23,244   1,160,805             0.0%
    Ingredion, Inc.                                             106,021  10,078,356             0.1%
#   Inter Parfums, Inc.                                          33,245     918,227             0.0%
#*  Inventure Foods, Inc.                                         1,478      12,799             0.0%
#   J&J Snack Foods Corp.                                        23,865   2,930,383             0.0%
    JM Smucker Co. (The)                                         78,142   9,173,089             0.1%
    John B. Sanfilippo & Son, Inc.                                8,763     567,141             0.0%
    Kellogg Co.                                                 130,066   9,172,254             0.1%
#   Keurig Green Mountain, Inc.                                  47,520   2,411,640             0.0%
    Kimberly-Clark Corp.                                        180,890  21,654,342             0.2%
    Kraft Heinz Co. (The)                                       289,928  22,605,686             0.2%
    Kroger Co. (The)                                            501,316  18,949,745             0.1%
#   Lancaster Colony Corp.                                       35,404   4,026,143             0.0%
#*  Landec Corp.                                                 47,627     585,812             0.0%
*   Lifeway Foods, Inc.                                           3,699      41,984             0.0%
#   Limoneira Co.                                                   244       3,870             0.0%
*   Mannatech, Inc.                                               1,435      35,617             0.0%
    McCormick & Co., Inc.(579780107)                              4,298     361,311             0.0%
#   McCormick & Co., Inc.(579780206)                             72,723   6,107,278             0.0%
#   Mead Johnson Nutrition Co.                                  130,651  10,713,382             0.1%
*   Medifast, Inc.                                               24,745     692,118             0.0%
#   MGP Ingredients, Inc.                                        17,623     305,407             0.0%
    Molson Coors Brewing Co. Class A                              1,162     102,140             0.0%
    Molson Coors Brewing Co. Class B                             94,559   8,330,648             0.1%
    Mondelez International, Inc. Class A                        607,365  28,035,968             0.2%
*   Monster Beverage Corp.                                       88,569  12,073,726             0.1%
#*  National Beverage Corp.                                      37,828   1,423,846             0.0%
*   Natural Alternatives International, Inc.                      2,740      16,193             0.0%
*   Natural Grocers by Vitamin Cottage, Inc.                      5,731     137,257             0.0%
#   Natural Health Trends Corp.                                  10,116     498,314             0.0%
#   Nature's Sunshine Products, Inc.                                200       2,370             0.0%
#   Nu Skin Enterprises, Inc. Class A                            90,653   3,463,851             0.0%
#*  Nutraceutical International Corp.                             9,876     241,962             0.0%
#   Oil-Dri Corp. of America                                      4,211     132,141             0.0%
*   Omega Protein Corp.                                          32,498     591,464             0.0%
#   Orchids Paper Products Co.                                    4,901     143,648             0.0%
    PepsiCo, Inc.                                               797,948  81,542,306             0.6%
    Philip Morris International, Inc.                           582,594  51,501,310             0.4%
#   Pilgrim's Pride Corp.                                       133,781   2,540,501             0.0%
    Pinnacle Foods, Inc.                                        189,877   8,369,778             0.1%
*   Post Holdings, Inc.                                          80,991   5,205,292             0.0%
#   Pricesmart, Inc.                                             38,929   3,347,115             0.0%
*   Primo Water Corp.                                             5,500      48,400             0.0%
    Procter & Gamble Co. (The)                                1,064,717  81,323,084             0.6%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                              SHARES      VALUE+     OF NET ASSETS**
                                                              ------- -------------- ---------------
Consumer Staples -- (Continued)
*   Reliv International, Inc.                                   2,740 $        1,891             0.0%
*   Revlon, Inc. Class A                                       51,808      1,625,217             0.0%
    Reynolds American, Inc.                                   425,906     20,579,778             0.2%
#*  Rite Aid Corp.                                            755,659      5,954,593             0.0%
    Rocky Mountain Chocolate Factory, Inc.                      3,966         43,864             0.0%
#   Sanderson Farms, Inc.                                      41,613      2,892,520             0.0%
*   Seaboard Corp.                                                550      1,852,400             0.0%
#*  Seneca Foods Corp. Class A                                  7,423        216,603             0.0%
*   Seneca Foods Corp. Class B                                  1,493         47,127             0.0%
#   Snyder's-Lance, Inc.                                       86,483      3,073,606             0.0%
    SpartanNash Co.                                            50,684      1,414,084             0.0%
#   Spectrum Brands Holdings, Inc.                             82,615      7,918,648             0.1%
#*  Sprouts Farmers Market, Inc.                              121,314      2,472,379             0.0%
#*  SUPERVALU, Inc.                                           382,744      2,514,628             0.0%
#   Sysco Corp.                                               264,508     10,910,955             0.1%
#   Tootsie Roll Industries, Inc.                              26,586        843,840             0.0%
*   TreeHouse Foods, Inc.                                      62,464      5,349,417             0.0%
#   Tyson Foods, Inc. Class A                                 252,466     11,199,392             0.1%
#*  United Natural Foods, Inc.                                 53,718      2,710,073             0.0%
    United-Guardian, Inc.                                       1,741         32,783             0.0%
#   Universal Corp.                                            21,805      1,177,688             0.0%
#*  USANA Health Sciences, Inc.                                 9,599      1,234,431             0.0%
#   Vector Group, Ltd.                                        116,923      2,835,383             0.0%
    Village Super Market, Inc. Class A                          5,304        132,918             0.0%
    Wal-Mart Stores, Inc.                                     806,258     46,150,208             0.4%
    Walgreens Boots Alliance, Inc.                            308,802     26,149,353             0.2%
#   WD-40 Co.                                                  16,411      1,568,563             0.0%
#   Weis Markets, Inc.                                         24,373      1,002,705             0.0%
*   WhiteWave Foods Co. (The)                                 161,305      6,610,279             0.1%
    Whole Foods Market, Inc.                                  173,385      5,194,615             0.0%
                                                                      --------------             ---
Total Consumer Staples                                                 1,053,071,436             7.9%
                                                                      --------------             ---
Energy -- (6.2%)
#*  Abraxas Petroleum Corp.                                    10,147         16,134             0.0%
    Adams Resources & Energy, Inc.                              3,234        143,784             0.0%
#   Alon USA Energy, Inc.                                     118,595      1,986,466             0.0%
    Anadarko Petroleum Corp.                                  223,420     14,942,330             0.1%
#*  Antero Resources Corp.                                     63,426      1,494,951             0.0%
#   Apache Corp.                                              183,801      8,662,541             0.1%
#*  Approach Resources, Inc.                                   32,109         75,777             0.0%
#*  Arch Coal, Inc.                                            18,232         27,348             0.0%
    Archrock, Inc.                                             77,446      1,683,676             0.0%
#   Atwood Oceanics, Inc.                                      79,592      1,317,248             0.0%
    Baker Hughes, Inc.                                        159,045      8,378,491             0.1%
*   Barnwell Industries, Inc.                                   4,663          9,839             0.0%
#*  Basic Energy Services, Inc.                                64,966        241,024             0.0%
#*  Bill Barrett Corp.                                         51,882        252,665             0.0%
#*  Bonanza Creek Energy, Inc.                                 71,751        408,263             0.0%
#   Bristow Group, Inc.                                        33,119      1,150,223             0.0%
#*  C&J Energy Services, Ltd.                                  64,696        322,833             0.0%
    Cabot Oil & Gas Corp.                                     212,352      4,610,162             0.0%
#   California Resources Corp.                                259,412      1,048,024             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                               SHARES      VALUE+    OF NET ASSETS**
                                                              --------- ------------ ---------------
Energy -- (Continued)
*   Callon Petroleum Co.                                        135,022 $  1,171,991             0.0%
*   Cameron International Corp.                                 206,240   14,026,382             0.1%
#   CARBO Ceramics, Inc.                                         21,127      370,145             0.0%
#*  Carrizo Oil & Gas, Inc.                                      87,274    3,284,121             0.0%
    Cheniere Energy Partners L.P. Holdings LLC                      502        9,879             0.0%
#*  Cheniere Energy, Inc.                                       138,006    6,834,057             0.1%
#   Chesapeake Energy Corp.                                     406,832    2,900,712             0.0%
    Chevron Corp.                                               884,205   80,356,550             0.6%
    Cimarex Energy Co.                                           75,066    8,862,292             0.1%
#*  Clayton Williams Energy, Inc.                                20,130    1,199,144             0.0%
#*  Clean Energy Fuels Corp.                                     54,100      305,665             0.0%
#*  Cloud Peak Energy, Inc.                                      70,350      208,940             0.0%
*   Cobalt International Energy, Inc.                           459,220    3,522,217             0.0%
    Columbia Pipeline Group, Inc.                               157,357    3,268,305             0.0%
#   Comstock Resources, Inc.                                     44,876      103,215             0.0%
*   Concho Resources, Inc.                                       72,427    8,395,014             0.1%
    ConocoPhillips                                              557,760   29,756,496             0.2%
#   CONSOL Energy, Inc.                                         119,326      794,711             0.0%
*   Contango Oil & Gas Co.                                       18,297      139,972             0.0%
#*  Continental Resources, Inc.                                 197,916    6,711,332             0.1%
#   Core Laboratories NV                                         65,294    7,595,651             0.1%
    CVR Energy, Inc.                                             63,893    2,840,683             0.0%
#*  Dawson Geophysical Co.                                       19,709       64,054             0.0%
    Delek US Holdings, Inc.                                      98,807    2,687,550             0.0%
#   Denbury Resources, Inc.                                     341,290    1,208,167             0.0%
    Devon Energy Corp.                                          165,551    6,941,553             0.1%
    DHT Holdings, Inc.                                           63,191      496,681             0.0%
#   Diamond Offshore Drilling, Inc.                             181,829    3,614,761             0.0%
#*  Diamondback Energy, Inc.                                     79,192    5,847,537             0.1%
#*  Dril-Quip, Inc.                                              50,413    3,103,424             0.0%
#*  Emerald Oil, Inc.                                             3,181        6,489             0.0%
    Energen Corp.                                                97,606    5,675,789             0.1%
#   Energy XXI, Ltd.                                             98,756      170,848             0.0%
*   ENGlobal Corp.                                               13,200       13,728             0.0%
    EnLink Midstream LLC                                         66,666    1,313,320             0.0%
    EOG Resources, Inc.                                         340,828   29,260,084             0.2%
#*  EP Energy Corp. Class A                                      38,800      213,788             0.0%
    EQT Corp.                                                    79,648    5,262,343             0.1%
#*  Era Group, Inc.                                              29,026      403,752             0.0%
    Evolution Petroleum Corp.                                     8,344       57,574             0.0%
    Exxon Mobil Corp.                                         2,226,473  184,218,376             1.4%
*   FieldPoint Petroleum Corp.                                    4,233        6,011             0.0%
*   FMC Technologies, Inc.                                      242,050    8,188,551             0.1%
*   Forum Energy Technologies, Inc.                              44,096      584,272             0.0%
#   GasLog, Ltd.                                                 51,776      599,048             0.0%
#*  Gastar Exploration, Inc.                                     96,278      151,156             0.0%
#*  Geospace Technologies Corp.                                  13,031      200,156             0.0%
#   Green Plains, Inc.                                           42,179      865,091             0.0%
    Gulf Island Fabrication, Inc.                                15,135      153,015             0.0%
#   Gulfmark Offshore, Inc. Class A                              29,608      184,754             0.0%
*   Gulfport Energy Corp.                                       140,251    4,273,448             0.0%
#*  Halcon Resources Corp.                                      140,049       98,188             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Energy -- (Continued)
    Halliburton Co.                                           438,459 $16,828,056             0.1%
*   Helix Energy Solutions Group, Inc.                        135,544     783,444             0.0%
#   Helmerich & Payne, Inc.                                   143,320   8,064,616             0.1%
    Hess Corp.                                                164,697   9,257,618             0.1%
*   HKN, Inc.                                                     239       6,692             0.0%
    HollyFrontier Corp.                                       167,646   8,209,625             0.1%
#*  Hornbeck Offshore Services, Inc.                           38,647     522,121             0.0%
#*  ION Geophysical Corp.                                     152,746      56,516             0.0%
*   Jones Energy, Inc. Class A                                  5,650      29,041             0.0%
#*  Key Energy Services, Inc.                                 219,468     115,308             0.0%
#   Kinder Morgan, Inc.                                       765,028  20,923,516             0.2%
*   Kosmos Energy, Ltd.                                       316,834   2,160,808             0.0%
#*  Laredo Petroleum Holdings, Inc.                           153,243   1,759,230             0.0%
#   LinnCo LLC                                                108,620     251,998             0.0%
    Marathon Oil Corp.                                        414,759   7,623,270             0.1%
    Marathon Petroleum Corp.                                  428,470  22,194,746             0.2%
#*  Matador Resources Co.                                     113,332   2,913,766             0.0%
#*  Matrix Service Co.                                         40,413     917,375             0.0%
#*  McDermott International, Inc.                             205,264     946,267             0.0%
*   Memorial Resource Development Corp.                       178,810   3,163,149             0.0%
*   Mexco Energy Corp.                                            684       1,990             0.0%
#*  Mitcham Industries, Inc.                                   11,460      50,882             0.0%
#   Murphy Oil Corp.                                          139,725   3,972,382             0.0%
    Nabors Industries, Ltd.                                   438,340   4,400,934             0.0%
#   National Oilwell Varco, Inc.                              198,748   7,480,875             0.1%
*   Natural Gas Services Group, Inc.                           13,643     307,240             0.0%
*   Newfield Exploration Co.                                  190,151   7,642,169             0.1%
#*  Newpark Resources, Inc.                                   105,948     599,666             0.0%
#   Noble Corp. P.L.C.                                        282,691   3,807,848             0.0%
    Noble Energy, Inc.                                        304,393  10,909,445             0.1%
*   Nordic American Offshore, Ltd.                                255       1,538             0.0%
#   Nordic American Tankers, Ltd.                              29,510     450,913             0.0%
#*  Northern Oil and Gas, Inc.                                 74,420     375,077             0.0%
#*  Nuverra Environmental Solutions, Inc.                      21,111      35,889             0.0%
#*  Oasis Petroleum, Inc.                                     136,548   1,588,053             0.0%
    Occidental Petroleum Corp.                                330,104  24,605,952             0.2%
    Oceaneering International, Inc.                            82,252   3,456,229             0.0%
#*  Oil States International, Inc.                             78,683   2,361,277             0.0%
#   ONEOK, Inc.                                               160,107   5,430,829             0.1%
#*  Overseas Shipholding Group, Inc. Class B                   19,258      67,403             0.0%
#   Panhandle Oil and Gas, Inc. Class A                        24,429     449,005             0.0%
#*  Par Pacific Holdings, Inc.                                  1,808      41,222             0.0%
#   Paragon Offshore P.L.C.                                    68,375      16,410             0.0%
#*  Parker Drilling Co.                                       166,097     475,037             0.0%
#*  Parsley Energy, Inc. Class A                               61,480   1,090,040             0.0%
    Patterson-UTI Energy, Inc.                                250,056   3,723,334             0.0%
#   PBF Energy, Inc. Class A                                  135,351   4,601,934             0.0%
#*  PDC Energy, Inc.                                           63,108   3,807,937             0.0%
#   Peabody Energy Corp.                                       15,771     201,711             0.0%
#*  PetroQuest Energy, Inc.                                   100,726     112,813             0.0%
*   PHI, Inc.(69336T106)                                        2,247      40,424             0.0%
*   PHI, Inc.(69336T205)                                       10,655     202,871             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Energy -- (Continued)
    Phillips 66                                               234,982 $20,925,147             0.2%
#*  Pioneer Energy Services Corp.                              54,296     125,424             0.0%
    Pioneer Natural Resources Co.                              57,713   7,914,761             0.1%
    QEP Resources, Inc.                                       224,471   3,470,322             0.0%
#   Range Resources Corp.                                     163,074   4,963,973             0.0%
#*  Renewable Energy Group, Inc.                               56,938     449,241             0.0%
#*  REX American Resources Corp.                                7,500     411,825             0.0%
#*  Rex Energy Corp.                                           63,446     143,388             0.0%
*   Rice Energy, Inc.                                          38,046     580,582             0.0%
#*  RigNet, Inc.                                               11,399     341,970             0.0%
    Rowan Cos. P.L.C. Class A                                 171,343   3,372,030             0.0%
#   RPC, Inc.                                                 224,838   2,479,963             0.0%
#*  RSP Permian, Inc.                                           7,712     211,463             0.0%
#*  SandRidge Energy, Inc.                                    363,116     134,462             0.0%
    Schlumberger, Ltd.                                        665,751  52,035,098             0.4%
#   Scorpio Tankers, Inc.                                     301,460   2,749,315             0.0%
#*  SEACOR Holdings, Inc.                                      26,496   1,547,896             0.0%
    SemGroup Corp. Class A                                     55,862   2,544,514             0.0%
#*  Seventy Seven Energy, Inc.                                 41,688      47,524             0.0%
#   Ship Finance International, Ltd.                           85,877   1,467,638             0.0%
#   SM Energy Co.                                             112,856   3,763,748             0.0%
#*  Southwestern Energy Co.                                   244,097   2,694,831             0.0%
#   Spectra Energy Corp.                                      247,419   7,068,761             0.1%
*   Steel Excel, Inc.                                           6,102     102,819             0.0%
#*  Stone Energy Corp.                                         68,909     385,201             0.0%
    Superior Energy Services, Inc.                            232,096   3,286,479             0.0%
#*  Synergy Resources Corp.                                   140,714   1,574,590             0.0%
#   Targa Resources Corp.                                      81,187   4,639,837             0.0%
#   Teekay Corp.                                              100,937   3,243,106             0.0%
    Teekay Tankers, Ltd. Class A                               27,758     212,071             0.0%
#   Tesco Corp.                                                52,121     416,968             0.0%
    Tesoro Corp.                                              206,564  22,087,889             0.2%
*   TETRA Technologies, Inc.                                  142,790     962,405             0.0%
#   Tidewater, Inc.                                            60,688     749,497             0.0%
#   Transocean, Ltd.                                          414,077   6,554,839             0.1%
#*  Triangle Petroleum Corp.                                  101,041     121,249             0.0%
#*  Ultra Petroleum Corp.                                     141,456     775,179             0.0%
#*  Unit Corp.                                                 57,869     729,728             0.0%
#   US Silica Holdings, Inc.                                   49,746     898,413             0.0%
#*  Vaalco Energy, Inc.                                        93,901     172,778             0.0%
    Valero Energy Corp.                                       316,703  20,877,062             0.2%
#   W&T Offshore, Inc.                                         91,888     299,555             0.0%
#*  Warren Resources, Inc.                                     29,866      13,470             0.0%
#*  Weatherford International P.L.C.                          784,870   8,037,069             0.1%
    Western Refining, Inc.                                    193,245   8,042,857             0.1%
#*  Westmoreland Coal Co.                                      17,932     128,393             0.0%
*   Whiting Petroleum Corp.                                   123,630   2,130,145             0.0%
*   Willbros Group, Inc.                                       54,889     109,778             0.0%
    Williams Cos., Inc. (The)                                 265,484  10,470,689             0.1%
#   World Fuel Services Corp.                                  91,861   4,084,140             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                             PERCENTAGE
                                                                      SHARES     VALUE+    OF NET ASSETS**
                                                                      ------- ------------ ---------------
Energy -- (Continued)
#*          WPX Energy, Inc.                                          276,911 $  1,899,609             0.0%
                                                                              ------------             ---
Total Energy                                                                   916,778,943             6.9%
                                                                              ------------             ---
Financials -- (13.4%)
*           1st Constitution Bancorp                                    1,441       17,422             0.0%
#           1st Source Corp.                                           34,015    1,080,316             0.0%
            A-Mark Precious Metals, Inc.                                   96        1,392             0.0%
#           Access National Corp.                                       4,884      101,050             0.0%
            ACE, Ltd.                                                 130,707   14,840,473             0.1%
*           Affiliated Managers Group, Inc.                            39,410    7,104,047             0.1%
            Aflac, Inc.                                               209,288   13,342,110             0.1%
            Alexander & Baldwin, Inc.                                  87,120    3,287,909             0.0%
*           Alleghany Corp.                                             9,912    4,919,028             0.0%
(degrees)*  Alliance Bancorp, Inc. of Pennsylvania                      1,546       40,071             0.0%
            Allied World Assurance Co. Holdings AG                    114,616    4,167,438             0.0%
            Allstate Corp. (The)                                      178,645   11,054,553             0.1%
*           Ally Financial, Inc.                                      468,535    9,333,217             0.1%
*           Altisource Asset Management Corp.                             909       22,361             0.0%
*           Altisource Portfolio Solutions SA                          18,312      490,945             0.0%
*           Ambac Financial Group, Inc.                                20,309      327,990             0.0%
            Ameriana Bancorp                                              456       10,689             0.0%
#           American Equity Investment Life Holding Co.               148,412    3,811,220             0.0%
            American Express Co.                                      467,394   34,241,284             0.3%
            American Financial Group, Inc.                            100,431    7,250,114             0.1%
*           American Independence Corp.                                   371        3,636             0.0%
            American International Group, Inc.                        546,164   34,441,102             0.3%
#           American National Bankshares, Inc.                          3,768       94,954             0.0%
            American National Insurance Co.                            28,514    2,944,926             0.0%
*           American River Bankshares                                   2,192       22,819             0.0%
            Ameriprise Financial, Inc.                                110,500   12,747,280             0.1%
            Ameris Bancorp                                             53,293    1,678,730             0.0%
            AMERISAFE, Inc.                                            29,640    1,622,197             0.0%
            AmeriServ Financial, Inc.                                   8,436       27,923             0.0%
            Amtrust Financial Services, Inc.                          135,554    9,247,494             0.1%
            Aon P.L.C.                                                120,371   11,231,818             0.1%
*           Arch Capital Group, Ltd.                                   70,226    5,259,225             0.1%
            Argo Group International Holdings, Ltd.                    28,737    1,796,637             0.0%
#           Arrow Financial Corp.                                      13,567      374,449             0.0%
            Arthur J Gallagher & Co.                                  135,859    5,941,114             0.1%
#           Artisan Partners Asset Management, Inc. Class A            38,648    1,478,286             0.0%
            Aspen Insurance Holdings, Ltd.                             99,439    4,833,730             0.0%
#           Associated Banc-Corp                                      221,450    4,282,843             0.0%
            Assurant, Inc.                                             85,630    6,981,414             0.1%
            Assured Guaranty, Ltd.                                    240,724    6,605,467             0.1%
*           Asta Funding, Inc.                                         10,330       88,838             0.0%
            Astoria Financial Corp.                                   179,517    2,865,091             0.0%
            Atlantic American Corp.                                     2,737       12,070             0.0%
*           Atlantic Coast Financial Corp.                                945        5,783             0.0%
*           Atlanticus Holdings Corp.                                  14,132       42,679             0.0%
            Auburn National Bancorporation, Inc.                          335        8,924             0.0%
#*          AV Homes, Inc.                                              8,825      116,843             0.0%
            Axis Capital Holdings, Ltd.                               110,926    5,990,004             0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Financials -- (Continued)
    Baldwin & Lyons, Inc. Class A                                   638 $    14,738             0.0%
#   Baldwin & Lyons, Inc. Class B                                 8,934     207,537             0.0%
#   Banc of California, Inc.                                      9,411     122,719             0.0%
#   Bancfirst Corp.                                              15,817     974,802             0.0%
#*  Bancorp, Inc. (The)                                          58,237     419,306             0.0%
#   BancorpSouth, Inc.                                          172,058   4,289,406             0.0%
    Bank Mutual Corp.                                            44,705     323,664             0.0%
    Bank of America Corp.                                     4,566,691  76,629,075             0.6%
    Bank of Commerce Holdings                                     6,357      39,668             0.0%
#   Bank of Hawaii Corp.                                         63,346   4,147,896             0.0%
    Bank of New York Mellon Corp. (The)                         485,593  20,224,948             0.2%
#   Bank of the Ozarks, Inc.                                    101,959   5,099,989             0.0%
    BankFinancial Corp.                                          16,549     204,049             0.0%
    BankUnited, Inc.                                            122,724   4,562,878             0.0%
#   Banner Corp.                                                 40,574   1,990,966             0.0%
#   Bar Harbor Bankshares                                         3,463     122,417             0.0%
    BB&T Corp.                                                  359,894  13,370,062             0.1%
#   BBCN Bancorp, Inc.                                          164,910   2,768,839             0.0%
*   BBX Capital Corp. Class A                                       277       5,083             0.0%
    BCB Bancorp, Inc.                                             4,090      40,941             0.0%
*   Bear State Financial, Inc.                                    2,492      27,287             0.0%
#*  Beneficial Bancorp, Inc.                                     95,717   1,327,595             0.0%
    Berkshire Bancorp, Inc.                                       1,000       7,775             0.0%
*   Berkshire Hathaway, Inc. Class B                            727,714  98,983,658             0.8%
    Berkshire Hills Bancorp, Inc.                                43,660   1,248,676             0.0%
    BGC Partners, Inc. Class A                                  251,002   2,171,167             0.0%
    BlackRock, Inc.                                              49,589  17,453,840             0.1%
    BNC Bancorp                                                   3,100      69,595             0.0%
#*  BofI Holding, Inc.                                           23,975   1,918,240             0.0%
#   BOK Financial Corp.                                          66,941   4,497,096             0.0%
#   Boston Private Financial Holdings, Inc.                     171,140   1,961,264             0.0%
#   Bridge Bancorp, Inc.                                          2,589      74,330             0.0%
    Brookline Bancorp, Inc.                                     139,786   1,586,571             0.0%
    Brown & Brown, Inc.                                         192,083   6,198,518             0.1%
*   Brunswick Bancorp                                                40         218             0.0%
    Bryn Mawr Bank Corp.                                         19,728     574,677             0.0%
    C&F Financial Corp.                                             721      27,398             0.0%
    Calamos Asset Management, Inc. Class A                       19,363     181,819             0.0%
    California First National Bancorp                             2,970      39,679             0.0%
#   Camden National Corp.                                         8,097     316,512             0.0%
    Cape Bancorp, Inc.                                            5,201      66,833             0.0%
#   Capital Bank Financial Corp. Class A                          9,660     312,018             0.0%
#   Capital City Bank Group, Inc.                                11,641     179,737             0.0%
    Capital One Financial Corp.                                 235,685  18,595,547             0.2%
*   Capital Properties, Inc. Class A                                600       7,500             0.0%
#   Capitol Federal Financial, Inc.                             240,607   3,123,079             0.0%
    Cardinal Financial Corp.                                     58,459   1,328,773             0.0%
*   Carolina Bank Holdings, Inc.                                    900      13,329             0.0%
*   Cascade Bancorp                                              19,485     109,311             0.0%
#   Cash America International, Inc.                             51,879   1,791,382             0.0%
    Cathay General Bancorp                                      142,743   4,467,856             0.0%
    CBOE Holdings, Inc.                                          95,355   6,392,599             0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Financials -- (Continued)
*   CBRE Group, Inc. Class A                                    209,129 $ 7,796,329             0.1%
    Centerstate Banks, Inc.                                      38,482     561,068             0.0%
    Central Pacific Financial Corp.                              24,892     556,585             0.0%
#   Century Bancorp, Inc. Class A                                 1,596      70,942             0.0%
    Charles Schwab Corp. (The)                                  316,470   9,658,664             0.1%
#   Charter Financial Corp.                                       1,777      23,279             0.0%
    Chemical Financial Corp.                                     39,873   1,352,891             0.0%
    Chicopee Bancorp, Inc.                                        3,096      51,363             0.0%
    Chubb Corp. (The)                                           104,080  13,462,748             0.1%
#   Cincinnati Financial Corp.                                   95,378   5,744,617             0.1%
    CIT Group, Inc.                                             122,386   5,262,598             0.1%
    Citigroup, Inc.                                           1,319,290  70,146,649             0.5%
    Citizens Community Bancorp, Inc.                              1,650      14,652             0.0%
    Citizens Holding Co.                                            772      16,227             0.0%
#*  Citizens, Inc.                                               39,312     330,221             0.0%
#   City Holding Co.                                             20,810     995,342             0.0%
    City National Corp.                                          55,479   4,970,918             0.0%
    Civista Bancshares, Inc.                                      1,000      10,440             0.0%
    CKX Lands, Inc.                                                 743       8,671             0.0%
#   Clifton Bancorp, Inc.                                        30,516     444,923             0.0%
    CME Group, Inc.                                             138,654  13,098,643             0.1%
    CNA Financial Corp.                                         104,408   3,817,156             0.0%
#   CNB Financial Corp.                                           8,185     152,077             0.0%
#   CNO Financial Group, Inc.                                   184,317   3,540,730             0.0%
#   CoBiz Financial, Inc.                                        52,837     658,349             0.0%
    Codorus Valley Bancorp, Inc.                                  1,849      38,109             0.0%
    Cohen & Steers, Inc.                                         15,317     468,547             0.0%
*   Colony Bankcorp, Inc.                                         1,337      12,180             0.0%
#   Columbia Banking System, Inc.                               103,832   3,459,682             0.0%
    Comerica, Inc.                                              101,326   4,397,548             0.0%
#   Commerce Bancshares, Inc.                                   121,831   5,549,402             0.1%
    Commercial National Financial Corp.                             847      20,857             0.0%
#   Community Bank System, Inc.                                  68,254   2,782,033             0.0%
*   Community Bankers Trust Corp.                                 5,562      29,256             0.0%
#   Community Trust Bancorp, Inc.                                20,907     720,664             0.0%
    Community West Bancshares                                     1,844      12,908             0.0%
#*  CommunityOne Bancorp                                              1          13             0.0%
#   ConnectOne Bancorp, Inc.                                     15,567     277,871             0.0%
#   Consolidated-Tomoka Land Co.                                  6,784     347,680             0.0%
*   Consumer Portfolio Services, Inc.                            11,333      61,425             0.0%
#*  Cowen Group, Inc. Class A                                   121,371     510,972             0.0%
#   Crawford & Co. Class A                                       19,714     110,596             0.0%
#   Crawford & Co. Class B                                       19,531     117,186             0.0%
#*  Credit Acceptance Corp.                                      31,452   5,947,259             0.1%
#   Cullen/Frost Bankers, Inc.                                   80,080   5,480,675             0.1%
#*  Customers Bancorp, Inc.                                      18,214     500,885             0.0%
#   CVB Financial Corp.                                         164,952   2,878,412             0.0%
#   Diamond Hill Investment Group, Inc.                           2,424     484,921             0.0%
#   Dime Community Bancshares, Inc.                              70,449   1,222,290             0.0%
    Discover Financial Services                                 272,210  15,303,646             0.1%
    Donegal Group, Inc. Class A                                  22,595     319,719             0.0%
    Donegal Group, Inc. Class B                                   2,147      43,144             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Financials -- (Continued)
*   E*TRADE Financial Corp.                                   209,472 $5,972,047             0.1%
    Eagle Bancorp Montana, Inc.                                   566      6,520             0.0%
#*  Eagle Bancorp, Inc.                                        22,533  1,072,571             0.0%
    East West Bancorp, Inc.                                   178,505  7,209,817             0.1%
    Eastern Virginia Bankshares, Inc.                             851      5,506             0.0%
#   Eaton Vance Corp.                                         172,298  6,221,681             0.1%
#*  eHealth, Inc.                                              11,143    133,159             0.0%
    EMC Insurance Group, Inc.                                  19,746    493,650             0.0%
    Employers Holdings, Inc.                                   59,107  1,564,562             0.0%
#*  Encore Capital Group, Inc.                                 50,085  2,038,460             0.0%
    Endurance Specialty Holdings, Ltd.                        100,949  6,372,910             0.1%
#*  Enova International, Inc.                                  52,556    683,228             0.0%
#*  Enstar Group, Ltd.                                         16,942  2,673,448             0.0%
#   Enterprise Bancorp, Inc.                                    3,680     85,450             0.0%
    Enterprise Financial Services Corp.                        20,040    568,334             0.0%
    Erie Indemnity Co. Class A                                 51,118  4,470,780             0.0%
    ESSA Bancorp, Inc.                                          9,594    127,312             0.0%
    Evans Bancorp, Inc.                                         1,219     30,475             0.0%
#   EverBank Financial Corp.                                   41,692    719,604             0.0%
    Evercore Partners, Inc. Class A                            55,474  2,995,596             0.0%
#   Everest Re Group, Ltd.                                     47,067  8,376,514             0.1%
#*  Ezcorp, Inc. Class A                                       76,355    508,524             0.0%
#   FactSet Research Systems, Inc.                             39,827  6,974,504             0.1%
#*  Farmers Capital Bank Corp.                                  2,267     61,481             0.0%
#   FBL Financial Group, Inc. Class A                          22,739  1,430,283             0.0%
*   FCB Financial Holdings, Inc. Class A                        1,396     49,642             0.0%
    Federal Agricultural Mortgage Corp. Class A                   773     19,905             0.0%
#   Federal Agricultural Mortgage Corp. Class C                12,979    381,063             0.0%
#   Federated Investors, Inc. Class B                         161,917  4,975,709             0.0%
#   Federated National Holding Co.                             26,433    813,740             0.0%
    Fidelity Southern Corp.                                    17,759    372,051             0.0%
    Fifth Third Bancorp                                       504,114  9,603,372             0.1%
#   Financial Engines, Inc.                                    11,871    381,771             0.0%
    Financial Institutions, Inc.                               15,482    404,390             0.0%
*   First Acceptance Corp.                                      9,100     25,935             0.0%
#   First American Financial Corp.                            156,192  5,955,601             0.1%
#*  First BanCorp(318672706)                                   79,473    301,203             0.0%
    First BanCorp(318910106)                                   13,598    251,971             0.0%
    First Bancorp of Indiana, Inc.                                 96      1,704             0.0%
#   First Bancorp, Inc.                                         5,920    125,090             0.0%
*   First Bancshares, Inc.                                        200      1,750             0.0%
    First Bancshares, Inc. (The)                                  237      3,813             0.0%
    First Busey Corp.                                          34,392    717,761             0.0%
    First Business Financial Services, Inc.                     2,162     53,293             0.0%
#*  First Cash Financial Services, Inc.                        38,527  1,469,805             0.0%
#   First Citizens BancShares, Inc. Class A                     9,457  2,422,316             0.0%
#   First Commonwealth Financial Corp.                        162,022  1,488,982             0.0%
#   First Community Bancshares, Inc.                           15,959    306,892             0.0%
    First Defiance Financial Corp.                              8,344    319,575             0.0%
    First Federal of Northern Michigan Bancorp, Inc.              200      1,282             0.0%
    First Financial Bancorp                                    96,873  1,867,711             0.0%
#   First Financial Bankshares, Inc.                           42,062  1,398,982             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                            PERCENTAGE
                                                                      SHARES    VALUE+    OF NET ASSETS**
                                                                      ------- ----------- ---------------
Financials -- (Continued)
            First Financial Corp.                                      10,547 $   361,446             0.0%
            First Financial Northwest, Inc.                            14,137     177,419             0.0%
#           First Horizon National Corp.                              294,472   4,175,613             0.0%
            First Interstate Bancsystem, Inc. Class A                  40,281   1,142,369             0.0%
*           First Marblehead Corp. (The)                                5,889      20,670             0.0%
#           First Merchants Corp.                                      47,685   1,250,778             0.0%
            First Midwest Bancorp, Inc.                               128,861   2,296,303             0.0%
*           First NBC Bank Holding Co.                                 10,650     396,074             0.0%
#           First Niagara Financial Group, Inc.                       442,419   4,579,037             0.0%
(degrees)*  First Place Financial Corp.                                 9,209          --             0.0%
            First Republic Bank                                       115,099   7,517,116             0.1%
            First South Bancorp, Inc.                                   4,572      36,622             0.0%
*           First United Corp.                                          1,938      16,744             0.0%
            First West Virginia Bancorp, Inc.                             266       5,074             0.0%
#           FirstMerit Corp.                                          201,042   3,777,579             0.0%
*           Flagstar Bancorp, Inc.                                     57,739   1,284,115             0.0%
#           Flushing Financial Corp.                                   45,969     967,188             0.0%
#           FNB Corp.                                                 249,120   3,355,646             0.0%
            FNF Group                                                 202,420   7,141,378             0.1%
*           FNFV Group                                                 68,017     764,511             0.0%
*           Forest City Enterprises, Inc. Class A                     179,773   3,972,983             0.0%
*           Forest City Enterprises, Inc. Class B                       4,615     103,053             0.0%
#*          Forestar Group, Inc.                                       63,266     895,214             0.0%
            Fox Chase Bancorp, Inc.                                    11,006     192,715             0.0%
            Franklin Resources, Inc.                                  208,601   8,502,577             0.1%
#*          FRP Holdings, Inc.                                          4,712     155,496             0.0%
            Fulton Financial Corp.                                    313,669   4,209,438             0.0%
#           FXCM, Inc. Class A                                          3,490      30,223             0.0%
#           Gain Capital Holdings, Inc.                                64,706     482,060             0.0%
*           GAINSCO, Inc.                                                 513       6,861             0.0%
#           GAMCO Investors, Inc. Class A                               8,401     484,570             0.0%
#*          Genworth Financial, Inc. Class A                          536,769   2,512,079             0.0%
#           German American Bancorp, Inc.                              13,140     411,676             0.0%
#           Glacier Bancorp, Inc.                                     113,137   3,095,428             0.0%
#*          Global Indemnity P.L.C.                                    18,166     516,096             0.0%
            Goldman Sachs Group, Inc. (The)                           183,761  34,455,188             0.3%
#           Great Southern Bancorp, Inc.                               19,068     921,556             0.0%
#*          Green Dot Corp. Class A                                    70,777   1,312,206             0.0%
            Greenhill & Co., Inc.                                      40,188   1,037,654             0.0%
*           Greenlight Capital Re, Ltd. Class A                        49,924   1,096,331             0.0%
            Griffin Industrial Realty, Inc.                             2,756      70,498             0.0%
#           Guaranty Bancorp                                            1,480      24,390             0.0%
            Guaranty Federal Bancshares, Inc.                             909      13,281             0.0%
*           Hallmark Financial Services, Inc.                          16,543     214,894             0.0%
#           Hancock Holding Co.                                       140,769   3,885,224             0.0%
#           Hanmi Financial Corp.                                      58,377   1,488,614             0.0%
            Hanover Insurance Group, Inc. (The)                        64,237   5,411,967             0.1%
            Harleysville Savings Financial Corp.                        1,916      36,165             0.0%
            Hartford Financial Services Group, Inc. (The)             325,255  15,046,296             0.1%
            Hawthorn Bancshares, Inc.                                   1,328      18,207             0.0%
#           HCI Group, Inc.                                            26,300   1,146,943             0.0%
            Heartland Financial USA, Inc.                              21,217     781,634             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                               SHARES      VALUE+    OF NET ASSETS**
                                                              --------- ------------ ---------------
Financials -- (Continued)
    Heritage Commerce Corp.                                      24,161 $    255,623             0.0%
#   Heritage Financial Corp.                                     29,344      540,516             0.0%
*   Heritage Insurance Holdings, Inc.                             8,559      189,325             0.0%
    HF Financial Corp.                                            1,948       31,441             0.0%
    HFF, Inc. Class A                                            54,800    1,891,696             0.0%
*   Hilltop Holdings, Inc.                                      186,200    3,904,614             0.0%
#   Hingham Institution for Savings                                 458       58,354             0.0%
*   HMN Financial, Inc.                                             989       11,601             0.0%
#   Home Bancorp, Inc.                                            4,739      120,276             0.0%
#   Home BancShares, Inc.                                        75,022    3,219,944             0.0%
*   HomeStreet, Inc.                                             19,597      410,165             0.0%
*   HomeTrust Bancshares, Inc.                                      761       14,413             0.0%
    HopFed Bancorp, Inc.                                          1,211       14,278             0.0%
#   Horace Mann Educators Corp.                                  49,848    1,706,796             0.0%
    Horizon Bancorp                                               1,946       50,791             0.0%
#*  Howard Hughes Corp. (The)                                    42,050    5,196,539             0.1%
    Hudson City Bancorp, Inc.                                   416,419    4,214,160             0.0%
    Huntington Bancshares, Inc.                                 688,210    7,549,664             0.1%
    Iberiabank Corp.                                             59,993    3,637,376             0.0%
#   Independence Holding Co.                                      8,496      115,206             0.0%
    Independent Bank Corp.(453836108)                            38,485    1,798,789             0.0%
#   Independent Bank Corp.(453838609)                             3,800       55,024             0.0%
    Independent Bank Group, Inc.                                  1,053       41,014             0.0%
    Infinity Property & Casualty Corp.                            7,832      630,633             0.0%
    Interactive Brokers Group, Inc. Class A                      99,822    4,106,677             0.0%
    Intercontinental Exchange, Inc.                              37,940    9,576,056             0.1%
*   InterGroup Corp. (The)                                          200        5,442             0.0%
#   International Bancshares Corp.                               91,903    2,476,786             0.0%
*   INTL. FCStone, Inc.                                          30,141      964,211             0.0%
    Invesco, Ltd.                                               337,196   11,184,791             0.1%
#   Investment Technology Group, Inc.                            62,232      996,334             0.0%
    Investors Bancorp, Inc.                                     439,302    5,495,668             0.1%
    Investors Title Co.                                           1,022       76,906             0.0%
#   Janus Capital Group, Inc.                                   226,085    3,511,100             0.0%
    JMP Group LLC                                                12,251       75,466             0.0%
    Jones Lang LaSalle, Inc.                                     46,669    7,780,189             0.1%
    JPMorgan Chase & Co.                                      1,744,344  112,074,102             0.9%
*   KCG Holdings, Inc. Class A                                   26,459      330,473             0.0%
#   Kearny Financial Corp.                                       64,320      768,624             0.0%
#   Kemper Corp.                                                 92,603    3,307,779             0.0%
    Kennedy-Wilson Holdings, Inc.                                99,735    2,445,502             0.0%
    Kentucky First Federal Bancorp                                  936        8,742             0.0%
    KeyCorp                                                     482,941    5,998,127             0.1%
#*  Ladenburg Thalmann Financial Services, Inc.                  23,786       60,416             0.0%
    Lake Shore Bancorp, Inc.                                        125        1,681             0.0%
    Lake Sunapee Bank Group                                       3,306       47,011             0.0%
    Lakeland Bancorp, Inc.                                       30,589      355,750             0.0%
#   Lakeland Financial Corp.                                     25,582    1,149,399             0.0%
    Landmark Bancorp, Inc.                                        1,256       33,146             0.0%
    LegacyTexas Financial Group, Inc.                            65,040    1,866,648             0.0%
    Legg Mason, Inc.                                            134,841    6,034,135             0.1%
#*  LendingTree, Inc.                                             8,606    1,044,424             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Financials -- (Continued)
    Leucadia National Corp.                                   210,192 $ 4,205,942             0.0%
    Lincoln National Corp.                                    146,609   7,845,048             0.1%
    Loews Corp.                                               209,851   7,651,167             0.1%
#   LPL Financial Holdings, Inc.                              186,478   7,943,963             0.1%
#   M&T Bank Corp.                                             76,578   9,177,873             0.1%
    Macatawa Bank Corp.                                        19,394     100,073             0.0%
    Mackinac Financial Corp.                                    1,000      10,320             0.0%
*   Magyar Bancorp, Inc.                                          211       2,068             0.0%
#   Maiden Holdings, Ltd.                                     122,795   1,909,462             0.0%
#   MainSource Financial Group, Inc.                           16,606     359,354             0.0%
*   Malvern Bancorp, Inc.                                         134       2,124             0.0%
    Manning & Napier, Inc.                                      7,687      57,653             0.0%
*   Marcus & Millichap, Inc.                                   40,504   1,764,759             0.0%
*   Markel Corp.                                                9,135   7,929,180             0.1%
    MarketAxess Holdings, Inc.                                 36,860   3,734,287             0.0%
    Marlin Business Services Corp.                             11,172     197,298             0.0%
    Marsh & McLennan Cos., Inc.                               234,561  13,074,430             0.1%
*   Maui Land & Pineapple Co., Inc.                             2,542      13,218             0.0%
#   MB Financial, Inc.                                        119,676   3,858,354             0.0%
#*  MBIA, Inc.                                                296,282   2,225,078             0.0%
*   MBT Financial Corp.                                         4,170      26,313             0.0%
    McGraw Hill Financial, Inc.                               145,298  13,460,407             0.1%
    Mercantile Bank Corp.                                       7,802     172,112             0.0%
#   Merchants Bancshares, Inc.                                  4,638     146,190             0.0%
#   Mercury General Corp.                                      67,982   3,671,708             0.0%
    Meridian Bancorp, Inc.                                     51,024     716,377             0.0%
#   Meta Financial Group, Inc.                                  4,003     172,449             0.0%
    MetLife, Inc.                                             415,754  20,945,687             0.2%
    Metro Bancorp, Inc.                                        15,523     480,903             0.0%
#*  MGIC Investment Corp.                                     152,142   1,430,135             0.0%
    Mid Penn Bancorp, Inc.                                        497       7,818             0.0%
    MidSouth Bancorp, Inc.                                      5,731      58,170             0.0%
#   MidWestOne Financial Group, Inc.                            3,102      95,045             0.0%
#   Moelis & Co. Class A                                        4,701     138,585             0.0%
    Moody's Corp.                                              79,462   7,641,066             0.1%
    Morgan Stanley                                            637,583  21,021,112             0.2%
    Morningstar, Inc.                                          47,231   3,878,137             0.0%
*   MSB Financial Corp.                                           386       4,481             0.0%
    MSCI, Inc.                                                126,045   8,445,015             0.1%
    MutualFirst Financial, Inc.                                 2,798      65,529             0.0%
    Nasdaq, Inc.                                              103,534   5,993,583             0.1%
    National Bank Holdings Corp. Class A                       24,560     541,794             0.0%
    National General Holdings Corp.                               659      12,989             0.0%
#   National Interstate Corp.                                  14,597     418,934             0.0%
    National Penn Bancshares, Inc.                            235,425   2,834,517             0.0%
    National Security Group, Inc. (The)                           312       4,215             0.0%
    National Western Life Group, Inc. Class A                   1,527     393,951             0.0%
#*  Nationstar Mortgage Holdings, Inc.                         12,405     164,614             0.0%
*   Naugatuck Valley Financial Corp.                              610       6,625             0.0%
    Navient Corp.                                             510,768   6,737,030             0.1%
*   Navigators Group, Inc. (The)                               21,114   1,802,080             0.0%
#   NBT Bancorp, Inc.                                          55,180   1,551,110             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Financials -- (Continued)
    Nelnet, Inc. Class A                                       55,496 $ 1,985,647             0.0%
#   New York Community Bancorp, Inc.                          251,719   4,158,398             0.0%
    NewBridge Bancorp                                          45,057     509,595             0.0%
*   NewStar Financial, Inc.                                    38,956     410,986             0.0%
*   Nicholas Financial, Inc.                                    4,022      53,412             0.0%
#*  NMI Holdings, Inc. Class A                                  6,573      49,429             0.0%
    Northeast Bancorp                                              59         634             0.0%
    Northeast Community Bancorp, Inc.                           5,056      37,313             0.0%
    Northern Trust Corp.                                      185,672  13,069,452             0.1%
#   Northfield Bancorp, Inc.                                   85,237   1,305,831             0.0%
    Northrim BanCorp, Inc.                                      3,902     107,773             0.0%
    NorthStar Asset Management Group, Inc.                    105,716   1,546,625             0.0%
    Northwest Bancshares, Inc.                                190,097   2,558,706             0.0%
#   Norwood Financial Corp.                                       991      28,382             0.0%
#   Ocean Shore Holding Co.                                     3,964      68,458             0.0%
#   OceanFirst Financial Corp.                                 16,231     299,624             0.0%
#*  Ocwen Financial Corp.                                     106,268     742,813             0.0%
    OFG Bancorp                                                80,840     744,536             0.0%
    Ohio Valley Banc Corp.                                      1,110      26,551             0.0%
    Old Line Bancshares, Inc.                                     600      10,290             0.0%
#   Old National Bancorp.                                     211,853   2,965,942             0.0%
    Old Republic International Corp.                          321,939   5,807,780             0.1%
*   Old Second Bancorp, Inc.                                    4,388      29,400             0.0%
    OneBeacon Insurance Group, Ltd. Class A                    41,620     598,912             0.0%
#   Oppenheimer Holdings, Inc. Class A                         13,697     251,340             0.0%
    Opus Bank                                                     414      15,422             0.0%
#   Oritani Financial Corp.                                    84,227   1,340,894             0.0%
    Pacific Continental Corp.                                  15,394     220,750             0.0%
*   Pacific Mercantile Bancorp                                 19,353     131,213             0.0%
*   Pacific Premier Bancorp, Inc.                              27,955     596,839             0.0%
#   PacWest Bancorp                                           129,049   5,812,367             0.1%
#   Park National Corp.                                        12,868   1,167,385             0.0%
    Park Sterling Corp.                                        20,322     147,335             0.0%
    PartnerRe, Ltd.                                            57,594   8,005,566             0.1%
#*  Patriot National Bancorp, Inc.                                 50         817             0.0%
    Peapack Gladstone Financial Corp.                           6,688     151,216             0.0%
#   Penns Woods Bancorp, Inc.                                   3,034     135,165             0.0%
*   PennyMac Financial Services, Inc. Class A                   2,336      38,637             0.0%
#   People's United Financial, Inc.                           387,434   6,179,572             0.1%
    Peoples Bancorp of North Carolina, Inc.                     2,042      39,227             0.0%
#   Peoples Bancorp, Inc.                                      12,162     233,024             0.0%
*   PHH Corp.                                                  53,569     787,464             0.0%
*   Phoenix Cos., Inc. (The)                                    4,663     160,314             0.0%
#*  PICO Holdings, Inc.                                        22,220     214,645             0.0%
#   Pinnacle Financial Partners, Inc.                          50,304   2,646,996             0.0%
#*  Piper Jaffray Cos.                                         12,428     442,064             0.0%
    PNC Financial Services Group, Inc. (The)                  209,934  18,948,643             0.2%
    Popular, Inc.                                             128,174   3,790,105             0.0%
#*  PRA Group, Inc.                                            78,837   4,320,268             0.0%
    Preferred Bank                                              1,749      57,909             0.0%
    Premier Financial Bancorp, Inc.                             2,911      42,879             0.0%
#   Primerica, Inc.                                            75,927   3,616,403             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Financials -- (Continued)
    Principal Financial Group, Inc.                           223,823 $11,226,962             0.1%
#   PrivateBancorp, Inc.                                      107,203   4,484,302             0.0%
    ProAssurance Corp.                                         69,004   3,654,452             0.0%
    Progressive Corp. (The)                                   620,472  20,556,237             0.2%
#   Prosperity Bancshares, Inc.                                86,320   4,435,122             0.0%
    Provident Financial Holdings, Inc.                          6,264     107,365             0.0%
#   Provident Financial Services, Inc.                         90,769   1,844,426             0.0%
#   Prudential Bancorp, Inc.                                    2,842      41,777             0.0%
    Prudential Financial, Inc.                                197,544  16,297,380             0.1%
    PSB Holdings, Inc.                                          1,100      10,373             0.0%
    Pulaski Financial Corp.                                     7,180     106,551             0.0%
    Pzena Investment Management, Inc. Class A                   8,560      81,577             0.0%
    QC Holdings, Inc.                                           8,157      12,643             0.0%
    QCR Holdings, Inc.                                          1,185      26,994             0.0%
#   Radian Group, Inc.                                        100,718   1,457,389             0.0%
    Raymond James Financial, Inc.                             116,029   6,394,358             0.1%
#*  RCS Capital Corp. Class A                                  25,817      19,572             0.0%
*   Realogy Holdings Corp.                                    199,858   7,814,448             0.1%
*   Regional Management Corp.                                   1,991      32,473             0.0%
    Regions Financial Corp.                                   755,553   7,064,421             0.1%
    Reinsurance Group of America, Inc.                         66,558   6,006,194             0.1%
#   RenaissanceRe Holdings, Ltd.                               58,664   6,431,334             0.1%
#   Renasant Corp.                                             51,556   1,785,384             0.0%
#   Republic Bancorp, Inc. Class A                             15,312     389,384             0.0%
#*  Republic First Bancorp, Inc.                               14,828      57,681             0.0%
#   Resource America, Inc. Class A                             21,470     165,104             0.0%
    Riverview Bancorp, Inc.                                     9,533      44,996             0.0%
#   RLI Corp.                                                  62,727   3,816,938             0.0%
*   Royal Bancshares of Pennsylvania, Inc. Class A              4,906      10,254             0.0%
#   S&T Bancorp, Inc.                                          38,363   1,223,012             0.0%
#*  Safeguard Scientifics, Inc.                                26,572     471,653             0.0%
#   Safety Insurance Group, Inc.                               30,533   1,769,387             0.0%
    Salisbury Bancorp, Inc.                                       543      15,725             0.0%
#   Sandy Spring Bancorp, Inc.                                 26,690     733,975             0.0%
*   Santander Consumer USA Holdings, Inc.                     272,755   4,912,318             0.0%
    SB Financial Group, Inc.                                    1,124      11,881             0.0%
#*  Seacoast Banking Corp. of Florida                          16,890     261,457             0.0%
*   Security National Financial Corp. Class A                     943       5,743             0.0%
    SEI Investments Co.                                       134,134   6,950,824             0.1%
*   Select Bancorp, Inc.                                          300       2,331             0.0%
#   Selective Insurance Group, Inc.                            80,455   2,935,803             0.0%
#   ServisFirst Bancshares, Inc.                                2,894     122,648             0.0%
    Shore Bancshares, Inc.                                      3,114      30,860             0.0%
    SI Financial Group, Inc.                                    5,983      75,685             0.0%
*   Siebert Financial Corp.                                     3,562       4,346             0.0%
    Sierra Bancorp                                             10,427     169,022             0.0%
*   Signature Bank                                             57,771   8,603,257             0.1%
    Silvercrest Asset Management Group, Inc. Class A              800       8,880             0.0%
#   Simmons First National Corp. Class A                       36,885   1,901,053             0.0%
*   SLM Corp.                                                 618,664   4,367,768             0.0%
    South State Corp.                                          33,683   2,610,433             0.0%
*   Southcoast Financial Corp.                                  2,666      35,884             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Financials -- (Continued)
*   Southern First Bancshares, Inc.                             1,052 $    24,091             0.0%
    Southern Missouri Bancorp, Inc.                             1,114      24,586             0.0%
#   Southern National Bancorp of Virginia, Inc.                 1,220      13,908             0.0%
#   Southside Bancshares, Inc.                                 26,866     722,695             0.0%
#   Southwest Bancorp, Inc.                                    16,450     278,170             0.0%
    Southwest Georgia Financial Corp.                             863      13,010             0.0%
*   Springleaf Holdings, Inc.                                  94,770   4,445,661             0.0%
    StanCorp Financial Group, Inc.                             62,771   7,201,089             0.1%
#   State Auto Financial Corp.                                 31,651     754,876             0.0%
#   State Bank Financial Corp.                                  5,580     119,412             0.0%
    State Street Corp.                                        155,256  10,712,664             0.1%
#   Sterling Bancorp                                          156,209   2,404,057             0.0%
    Stewart Information Services Corp.                         43,478   1,746,511             0.0%
#*  Stifel Financial Corp.                                     83,828   3,724,478             0.0%
#   Stock Yards Bancorp, Inc.                                  14,567     548,885             0.0%
*   Stratus Properties, Inc.                                    2,912      49,650             0.0%
    Suffolk Bancorp                                            11,604     346,844             0.0%
    Summit State Bank                                           1,967      27,007             0.0%
*   Sun Bancorp, Inc.                                           5,889     117,839             0.0%
    SunTrust Banks, Inc.                                      222,458   9,236,456             0.1%
    Sussex Bancorp                                                448       5,837             0.0%
*   SVB Financial Group                                        66,666   8,137,919             0.1%
    Symetra Financial Corp.                                   143,022   4,538,088             0.0%
#*  Synchrony Financial                                        46,533   1,431,355             0.0%
    Synovus Financial Corp.                                   164,303   5,196,904             0.1%
    T Rowe Price Group, Inc.                                  116,156   8,783,717             0.1%
    Talmer Bancorp, Inc. Class A                               10,393     174,810             0.0%
    TCF Financial Corp.                                       247,161   3,803,808             0.0%
    TD Ameritrade Holding Corp.                               245,105   8,448,769             0.1%
*   Tejon Ranch Co.                                            17,348     390,850             0.0%
    Territorial Bancorp, Inc.                                  10,172     283,595             0.0%
#   Teton Advisors, Inc. Class A                                   29       1,450             0.0%
#*  Texas Capital Bancshares, Inc.                             60,604   3,345,341             0.0%
#   TFS Financial Corp.                                       228,256   4,008,175             0.0%
    Timberland Bancorp, Inc.                                    1,600      19,408             0.0%
#   Tompkins Financial Corp.                                   16,675     905,119             0.0%
#   Torchmark Corp.                                           131,253   7,613,987             0.1%
    TowneBank                                                  25,090     538,431             0.0%
    Travelers Cos., Inc. (The)                                198,718  22,433,275             0.2%
#   Trico Bancshares                                           21,150     557,514             0.0%
*   Trinity Place Holdings, Inc.                                  892       5,352             0.0%
#   TrustCo Bank Corp. NY                                     167,435   1,043,120             0.0%
#   Trustmark Corp.                                           114,284   2,746,245             0.0%
    U.S. Bancorp.                                             685,173  28,900,597             0.2%
#   UMB Financial Corp.                                        66,530   3,265,292             0.0%
#   Umpqua Holdings Corp.                                     270,864   4,523,429             0.0%
*   Unico American Corp.                                          100         965             0.0%
#   Union Bankshares Corp.                                     50,550   1,266,278             0.0%
#   Union Bankshares, Inc.                                        863      23,128             0.0%
    United Bancshares, Inc.                                     1,036      16,566             0.0%
#   United Bankshares, Inc.                                   114,755   4,538,560             0.0%
    United Community Bancorp                                       99       1,476             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                         PERCENTAGE
                                                               SHARES       VALUE+     OF NET ASSETS**
                                                              --------- -------------- ---------------
Financials -- (Continued)
    United Community Banks, Inc.                                 63,757 $    1,285,341             0.0%
    United Community Financial Corp.                              6,897         37,796             0.0%
    United Financial Bancorp, Inc.                               60,569        786,186             0.0%
    United Fire Group, Inc.                                      22,477        835,920             0.0%
#   United Insurance Holdings Corp.                              13,673        225,878             0.0%
*   United Security Bancshares                                    4,861         25,569             0.0%
    Unity Bancorp, Inc.                                           4,260         43,026             0.0%
#   Universal Insurance Holdings, Inc.                           88,522      2,792,869             0.0%
#   Univest Corp. of Pennsylvania                                24,328        479,018             0.0%
    Unum Group                                                  144,198      4,996,461             0.0%
    Validus Holdings, Ltd.                                      105,202      4,660,449             0.0%
#   Valley National Bancorp                                     270,414      2,839,347             0.0%
    Value Line, Inc.                                              2,920         46,983             0.0%
#   Virtus Investment Partners, Inc.                              9,499      1,111,763             0.0%
    Voya Financial, Inc.                                        129,721      5,262,781             0.1%
    VSB Bancorp, Inc.                                               169          2,104             0.0%
#   Waddell & Reed Financial, Inc. Class A                      147,380      5,444,217             0.1%
#*  Walker & Dunlop, Inc.                                        67,689      1,963,658             0.0%
#   Washington Federal, Inc.                                    173,347      4,323,274             0.0%
#   Washington Trust Bancorp, Inc.                               20,592        798,970             0.0%
#   Waterstone Financial, Inc.                                   27,363        364,475             0.0%
    Wayne Savings Bancshares, Inc.                                  955         11,345             0.0%
#   Webster Financial Corp.                                     136,738      5,072,980             0.0%
    Wells Fargo & Co.                                         2,269,132    122,850,807             0.9%
#   WesBanco, Inc.                                               47,536      1,552,050             0.0%
#   West BanCorp., Inc.                                          14,098        278,576             0.0%
#   Westamerica Bancorporation                                   38,248      1,690,944             0.0%
*   Western Alliance Bancorp                                    113,064      4,042,038             0.0%
    Westfield Financial, Inc.                                    20,512        159,994             0.0%
    Westwood Holdings Group, Inc.                                 6,651        386,423             0.0%
    White Mountains Insurance Group, Ltd.                         2,569      2,029,510             0.0%
    Willis Group Holdings P.L.C.                                130,552      5,823,925             0.1%
#   Wilshire Bancorp, Inc.                                      143,278      1,531,642             0.0%
    Wintrust Financial Corp.                                     83,591      4,220,510             0.0%
#   WisdomTree Investments, Inc.                                164,041      3,154,508             0.0%
#*  World Acceptance Corp.                                        9,067        345,725             0.0%
#   WR Berkley Corp.                                            111,404      6,219,685             0.1%
#   WSFS Financial Corp.                                         25,728        817,379             0.0%
    WVS Financial Corp.                                             803          9,283             0.0%
    XL Group P.L.C.                                             173,750      6,616,400             0.1%
    Yadkin Financial Corp.                                        5,264        123,967             0.0%
    Your Community Bankshares, Inc.                                 140          4,008             0.0%
#   Zions Bancorporation                                        160,019      4,603,747             0.0%
                                                                        --------------            ----
Total Financials                                                         1,977,033,572            14.9%
                                                                        --------------            ----
Health Care -- (10.6%)
#   Abaxis, Inc.                                                 13,862        696,011             0.0%
    Abbott Laboratories                                         472,397     21,163,386             0.2%
    AbbVie, Inc.                                                914,606     54,464,787             0.4%
*   ABIOMED, Inc.                                                16,173      1,191,303             0.0%
#*  Acadia Healthcare Co., Inc.                                  64,633      3,969,113             0.0%
*   ACADIA Pharmaceuticals, Inc.                                 39,824      1,386,672             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Health Care -- (Continued)
    Aceto Corp.                                                44,135 $ 1,331,112             0.0%
*   Acorda Therapeutics, Inc.                                  44,969   1,620,683             0.0%
    Adcare Health Systems, Inc.                                   184         587             0.0%
*   Addus HomeCare Corp.                                       18,510     462,380             0.0%
#*  Advaxis, Inc.                                               5,525      61,272             0.0%
    Aetna, Inc.                                               178,869  20,530,584             0.2%
*   Affymetrix, Inc.                                           73,723     678,252             0.0%
    Agilent Technologies, Inc.                                220,049   8,309,050             0.1%
#*  Air Methods Corp.                                          69,175   2,831,333             0.0%
#*  Akorn, Inc.                                                70,162   1,876,132             0.0%
#*  Albany Molecular Research, Inc.                            32,814     591,965             0.0%
#*  Alere, Inc.                                               105,547   4,867,828             0.0%
*   Alexion Pharmaceuticals, Inc.                              66,138  11,640,288             0.1%
#*  Align Technology, Inc.                                     99,748   6,529,504             0.1%
*   Alkermes P.L.C.                                            42,883   3,084,145             0.0%
*   Allergan P.L.C.                                           169,634  52,327,000             0.4%
*   Alliance HealthCare Services, Inc.                          6,423      54,339             0.0%
*   Allied Healthcare Products, Inc.                            1,583       2,153             0.0%
*   Allscripts Healthcare Solutions, Inc.                     231,477   3,254,567             0.0%
#*  Almost Family, Inc.                                        15,511     641,845             0.0%
#*  Alnylam Pharmaceuticals, Inc.                              27,384   2,353,655             0.0%
*   Alphatec Holdings, Inc.                                    40,201      14,070             0.0%
#*  AMAG Pharmaceuticals, Inc.                                 14,999     599,960             0.0%
#*  Amedisys, Inc.                                             38,487   1,523,315             0.0%
*   American Shared Hospital Services                             797       1,323             0.0%
    AmerisourceBergen Corp.                                    52,707   5,086,753             0.0%
    Amgen, Inc.                                               282,180  44,635,232             0.3%
*   AMN Healthcare Services, Inc.                              78,514   2,227,442             0.0%
*   Amsurg Corp.                                               88,417   6,197,148             0.1%
#*  Anacor Pharmaceuticals, Inc.                               16,680   1,874,999             0.0%
#   Analogic Corp.                                             14,249   1,248,497             0.0%
*   AngioDynamics, Inc.                                        60,329     758,939             0.0%
#*  ANI Pharmaceuticals, Inc.                                     100       4,184             0.0%
#*  Anika Therapeutics, Inc.                                   22,313     859,497             0.0%
    Anthem, Inc.                                              143,567  19,977,348             0.2%
*   Anthera Pharmaceuticals, Inc.                              10,836      62,524             0.0%
#*  Arqule, Inc.                                               11,499      25,988             0.0%
*   Arrhythmia Research Technology, Inc.                        1,150       7,141             0.0%
*   Assembly Biosciences, Inc.                                  1,916      18,394             0.0%
#*  athenahealth, Inc.                                         22,988   3,504,521             0.0%
#   Atrion Corp.                                                2,119     781,911             0.0%
    Baxalta, Inc.                                             231,773   7,986,898             0.1%
    Baxter International, Inc.                                231,773   8,665,992             0.1%
    Becton Dickinson and Co.                                   72,278  10,301,061             0.1%
#*  Bio-Rad Laboratories, Inc. Class A                         29,679   4,139,627             0.0%
*   Bio-Rad Laboratories, Inc. Class B                          1,562     228,833             0.0%
#   Bio-Techne Corp.                                           37,350   3,294,270             0.0%
*   Bioanalytical Systems, Inc.                                   400         592             0.0%
*   Biogen, Inc.                                               97,359  28,283,763             0.2%
*   BioMarin Pharmaceutical, Inc.                              38,744   4,534,598             0.0%
#*  BioScrip, Inc.                                            107,250     211,282             0.0%
*   Biospecifics Technologies Corp.                             6,943     405,541             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                           PERCENTAGE
                                                                     SHARES    VALUE+    OF NET ASSETS**
                                                                     ------- ----------- ---------------
Health Care -- (Continued)
*          Biota Pharmaceuticals, Inc.                                 1,866 $     3,601             0.0%
*          BioTelemetry, Inc.                                         31,926     415,676             0.0%
*          Bluebird Bio, Inc.                                         21,314   1,643,949             0.0%
*          Boston Scientific Corp.                                   366,304   6,696,037             0.1%
*          Bovie Medical Corp.                                         7,222      13,722             0.0%
           Bristol-Myers Squibb Co.                                  437,594  28,859,324             0.2%
#*         Brookdale Senior Living, Inc.                             159,580   3,336,818             0.0%
#*         Bruker Corp.                                              165,709   3,044,074             0.0%
#*         Cambrex Corp.                                              51,055   2,346,998             0.0%
#          Cantel Medical Corp.                                       54,065   3,204,973             0.0%
#*         Capital Senior Living Corp.                                53,320   1,206,098             0.0%
           Cardinal Health, Inc.                                     143,855  11,824,881             0.1%
#*         Catalent, Inc.                                            101,906   2,708,661             0.0%
           Catalyst Biosciences, Inc.(14888D109)                         227         876             0.0%
(degrees)  Catalyst Biosciences, Inc.(87611RAA6)                       1,719       1,855             0.0%
*          Celgene Corp.                                             357,154  43,826,367             0.3%
#*         Celsion Corp.                                                 666       1,139             0.0%
*          Centene Corp.                                              87,898   5,228,173             0.1%
#*         Cepheid                                                    20,772     693,785             0.0%
*          Cerner Corp.                                              108,868   7,216,860             0.1%
#*         Charles River Laboratories International, Inc.             77,470   5,054,143             0.0%
#          Chemed Corp.                                               27,515   4,327,834             0.0%
           Cigna Corp.                                               154,038  20,647,253             0.2%
*          Clovis Oncology, Inc.                                      10,525   1,051,553             0.0%
*          Cogentix Medical, Inc.                                      1,525       1,937             0.0%
*          Community Health Systems, Inc.                            203,108   5,695,148             0.1%
#          Computer Programs & Systems, Inc.                          14,788     562,092             0.0%
*          Concert Pharmaceuticals, Inc.                              12,128     275,427             0.0%
#          CONMED Corp.                                               30,534   1,238,459             0.0%
#          Cooper Cos., Inc. (The)                                    16,724   2,548,069             0.0%
#*         CorMedix, Inc.                                              6,900      17,526             0.0%
#*         Corvel Corp.                                               24,680     819,376             0.0%
           CR Bard, Inc.                                              54,431  10,143,217             0.1%
*          Cross Country Healthcare, Inc.                             42,718     576,693             0.0%
#          CryoLife, Inc.                                             47,140     496,856             0.0%
#*         Cumberland Pharmaceuticals, Inc.                           14,360      89,032             0.0%
*          Cutera, Inc.                                               12,003     162,881             0.0%
#*         Cynosure, Inc. Class A                                     27,065   1,018,727             0.0%
*          Cytokinetics, Inc.                                          2,470      21,267             0.0%
*          DaVita HealthCare Partners, Inc.                          211,518  16,394,760             0.1%
           DENTSPLY International, Inc.                               95,219   5,794,076             0.1%
#*         Depomed, Inc.                                             115,016   2,012,780             0.0%
*          DexCom, Inc.                                               31,284   2,606,583             0.0%
           Digirad Corp.                                               9,575      56,684             0.0%
*          Durect Corp.                                               18,393      37,522             0.0%
*          Dyax Corp.                                                 53,451   1,471,506             0.0%
*          Edwards Lifesciences Corp.                                 77,457  12,172,368             0.1%
           Eli Lilly & Co.                                           348,675  28,441,420             0.2%
#*         Emergent Biosolutions, Inc.                                46,679   1,500,730             0.0%
*          Endo International P.L.C.                                 105,032   6,300,870             0.1%
#          Ensign Group, Inc. (The)                                   35,074   1,478,720             0.0%
*          Envision Healthcare Holdings, Inc.                        129,720   3,658,104             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                               SHARES      VALUE+    OF NET ASSETS**
                                                              --------- ------------ ---------------
Health Care -- (Continued)
*   Enzo Biochem, Inc.                                           23,675 $     88,071             0.0%
*   Exactech, Inc.                                               13,285      226,244             0.0%
#*  ExamWorks Group, Inc.                                        52,171    1,473,309             0.0%
*   Express Scripts Holding Co.                                 283,273   24,469,122             0.2%
*   Five Star Quality Care, Inc.                                 68,059      222,553             0.0%
*   Genesis Healthcare, Inc.                                     15,845       78,591             0.0%
    Gilead Sciences, Inc.                                       785,450   84,930,708             0.7%
#*  Globus Medical, Inc. Class A                                101,539    2,269,397             0.0%
#*  Greatbatch, Inc.                                             29,426    1,572,820             0.0%
#*  Haemonetics Corp.                                            57,954    1,957,686             0.0%
#*  Halyard Health, Inc.                                         27,555      817,832             0.0%
#*  Hanger, Inc.                                                 41,296      595,488             0.0%
*   Harvard Bioscience, Inc.                                     26,114       76,775             0.0%
*   HCA Holdings, Inc.                                          121,641    8,367,684             0.1%
*   Health Net, Inc.                                             96,299    6,188,174             0.1%
#   HealthSouth Corp.                                           168,740    5,877,214             0.1%
#*  HealthStream, Inc.                                           55,075    1,311,336             0.0%
#*  Healthways, Inc.                                             58,700      690,899             0.0%
*   Henry Schein, Inc.                                           56,174    8,522,158             0.1%
    Hill-Rom Holdings, Inc.                                      79,894    4,209,615             0.0%
#*  HMS Holdings Corp.                                           84,560      890,417             0.0%
*   Hologic, Inc.                                               270,787   10,522,783             0.1%
#*  Horizon Pharma P.L.C.                                        94,966    1,492,865             0.0%
    Humana, Inc.                                                116,275   20,770,203             0.2%
*   ICU Medical, Inc.                                            11,261    1,238,372             0.0%
#*  Idera Pharmaceuticals, Inc.                                  12,837       35,430             0.0%
#*  IDEXX Laboratories, Inc.                                     66,233    4,544,908             0.0%
*   Illumina, Inc.                                               59,762    8,562,699             0.1%
#*  Impax Laboratories, Inc.                                     73,696    2,552,092             0.0%
*   IMS Health Holdings, Inc.                                    95,600    2,602,232             0.0%
#*  Incyte Corp.                                                 91,957   10,807,706             0.1%
*   Inogen, Inc.                                                 13,776      588,786             0.0%
#*  Insys Therapeutics, Inc.                                     38,684      996,500             0.0%
*   Integra LifeSciences Holdings Corp.                          47,972    2,857,692             0.0%
#*  Intercept Pharmaceuticals, Inc.                              12,325    1,937,490             0.0%
#*  Intrexon Corp.                                               38,755    1,302,168             0.0%
*   Intuitive Surgical, Inc.                                     14,038    6,971,271             0.1%
    Invacare Corp.                                               58,792    1,015,926             0.0%
#*  IPC Healthcare, Inc.                                         21,277    1,670,244             0.0%
*   Iridex Corp.                                                  2,696       21,622             0.0%
#*  Isis Pharmaceuticals, Inc.                                   37,963    1,827,918             0.0%
#*  Jazz Pharmaceuticals P.L.C.                                  29,479    4,046,877             0.0%
    Johnson & Johnson                                         1,140,308  115,205,317             0.9%
*   Juniper Pharmaceuticals, Inc.                                 1,386       16,771             0.0%
    Kewaunee Scientific Corp.                                     1,352       22,470             0.0%
#   Kindred Healthcare, Inc.                                    154,164    2,065,798             0.0%
*   Laboratory Corp. of America Holdings                         84,201   10,334,831             0.1%
#   Landauer, Inc.                                                5,479      216,366             0.0%
#*  Lannett Co., Inc.                                            68,351    3,060,074             0.0%
    LeMaitre Vascular, Inc.                                      19,689      262,257             0.0%
#*  Lexicon Pharmaceuticals, Inc.                                24,069      228,896             0.0%
*   LHC Group, Inc.                                              24,003    1,081,695             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                              PERCENTAGE
                                                                       SHARES     VALUE+    OF NET ASSETS**
                                                                      --------- ----------- ---------------
Health Care -- (Continued)
*           LifePoint Hospitals, Inc.                                    74,221 $ 5,112,342             0.0%
#*          Ligand Pharmaceuticals, Inc.                                 26,403   2,385,511             0.0%
#*          Lipocine, Inc.                                               14,128     168,971             0.0%
            LivaNova P.L.C.                                              41,951   2,780,512             0.0%
#*          Luminex Corp.                                                40,178     731,240             0.0%
*           Magellan Health, Inc.                                        48,887   2,610,566             0.0%
*           Mallinckrodt P.L.C.                                          69,235   4,546,662             0.0%
#*          Masimo Corp.                                                 80,819   3,206,898             0.0%
#*          Mast Therapeutics, Inc.                                       9,644       4,255             0.0%
            McKesson Corp.                                              105,238  18,816,554             0.2%
#*          MedAssets, Inc.                                              84,307   1,996,390             0.0%
(degrees)*  Medcath Corp.                                                11,283          --             0.0%
#*          Medicines Co. (The)                                         121,145   4,148,005             0.0%
*           MediciNova, Inc.                                              1,657       4,855             0.0%
*           Medivation, Inc.                                            115,426   4,854,818             0.0%
#*          MEDNAX, Inc.                                                 80,005   5,637,952             0.1%
            Medtronic P.L.C.                                            408,766  30,215,983             0.2%
            Merck & Co., Inc.                                         1,168,919  63,893,113             0.5%
#           Meridian Bioscience, Inc.                                    65,308   1,241,505             0.0%
*           Merit Medical Systems, Inc.                                  58,125   1,077,637             0.0%
*           Mettler-Toledo International, Inc.                           21,010   6,533,900             0.1%
*           Misonix, Inc.                                                 2,220      24,731             0.0%
#*          Molina Healthcare, Inc.                                      77,198   4,786,276             0.0%
*           Momenta Pharmaceuticals, Inc.                                45,221     742,077             0.0%
*           Mylan NV                                                    186,358   8,216,524             0.1%
#*          Myriad Genetics, Inc.                                        88,923   3,589,821             0.0%
#           National Healthcare Corp.                                    11,008     718,602             0.0%
            National Research Corp. Class A                              11,661     178,763             0.0%
#           National Research Corp. Class B                               1,943      62,623             0.0%
*           Natus Medical, Inc.                                          34,690   1,579,436             0.0%
#*          Nektar Therapeutics                                          72,192     856,919             0.0%
*           Neogen Corp.                                                 33,515   1,811,486             0.0%
*           Neurocrine Biosciences, Inc.                                 33,180   1,628,806             0.0%
*           NewLink Genetics Corp.                                        8,556     327,438             0.0%
*           NuVasive, Inc.                                               57,203   2,697,693             0.0%
*           Ohr Pharmaceutical, Inc.                                      3,617      10,598             0.0%
#*          Omnicell, Inc.                                               40,513   1,101,954             0.0%
#*          OncoGenex Pharmaceuticals, Inc.                               1,100       2,277             0.0%
#*          Opko Health, Inc.                                           256,403   2,423,008             0.0%
#*          OraSure Technologies, Inc.                                   43,327     225,300             0.0%
*           Orthofix International NV                                    22,385     762,209             0.0%
#           Owens & Minor, Inc.                                          91,595   3,283,681             0.0%
*           Pain Therapeutics, Inc.                                      40,174      74,322             0.0%
#           Paratek Pharmaceuticals, Inc.                                   825      14,322             0.0%
#*          PAREXEL International Corp.                                 100,345   6,333,776             0.1%
#           Patterson Cos., Inc.                                        124,565   5,904,381             0.1%
#*          PDI, Inc.                                                    10,224      16,665             0.0%
            PDL BioPharma, Inc.                                          98,354     450,461             0.0%
            PerkinElmer, Inc.                                           114,440   5,909,682             0.1%
#*          Pernix Therapeutics Holdings, Inc.                           14,663      41,203             0.0%
            Perrigo Co. P.L.C.                                           34,509   5,443,450             0.1%
            Pfizer, Inc.                                              2,477,159  83,777,517             0.6%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Health Care -- (Continued)
*   PharMerica Corp.                                           48,139 $ 1,375,331             0.0%
#   Phibro Animal Health Corp. Class A                         18,085     603,316             0.0%
*   Pozen, Inc.                                                24,054     140,716             0.0%
#*  Premier, Inc. Class A                                      44,480   1,503,869             0.0%
*   Prestige Brands Holdings, Inc.                             84,209   4,127,083             0.0%
#*  Progenics Pharmaceuticals, Inc.                            32,363     237,544             0.0%
*   ProPhase Labs, Inc.                                         3,827       5,855             0.0%
#*  Providence Service Corp. (The)                             27,560   1,423,474             0.0%
#*  pSivida Corp.                                               6,147      23,604             0.0%
    Psychemedics Corp.                                          1,300      13,533             0.0%
    Quality Systems, Inc.                                      63,573     893,201             0.0%
    Quest Diagnostics, Inc.                                   157,077  10,673,382             0.1%
#*  Quidel Corp.                                               23,763     456,725             0.0%
*   Quintiles Transnational Holdings, Inc.                     63,823   4,062,334             0.0%
#*  Radius Health, Inc.                                         6,272     402,851             0.0%
#*  RadNet, Inc.                                               52,238     345,293             0.0%
*   Regeneron Pharmaceuticals, Inc.                            29,958  16,698,290             0.1%
#*  Repligen Corp.                                             26,740     888,838             0.0%
#   ResMed, Inc.                                               71,347   4,110,301             0.0%
*   Retractable Technologies, Inc.                              2,700       9,855             0.0%
*   Retrophin, Inc.                                             3,529      67,510             0.0%
#*  Rigel Pharmaceuticals, Inc.                                72,832     184,993             0.0%
#*  RTI Surgical, Inc.                                         78,783     331,283             0.0%
#*  Sagent Pharmaceuticals, Inc.                               20,152     338,755             0.0%
#*  SciClone Pharmaceuticals, Inc.                             71,701     546,362             0.0%
*   SeaSpine Holdings Corp.                                    11,585     174,702             0.0%
#*  Seattle Genetics, Inc.                                     48,892   2,028,529             0.0%
#   Select Medical Holdings Corp.                             197,810   2,235,253             0.0%
#*  Sequenom, Inc.                                             28,157      49,275             0.0%
*   Sirona Dental Systems, Inc.                                62,429   6,812,877             0.1%
    Span-America Medical Systems, Inc.                          1,628      29,418             0.0%
#*  Spectrum Pharmaceuticals, Inc.                             39,588     206,253             0.0%
    St Jude Medical, Inc.                                     144,014   9,189,533             0.1%
#   STERIS Corp.                                               77,312   5,794,534             0.1%
    Stryker Corp.                                             117,810  11,264,992             0.1%
#*  Sucampo Pharmaceuticals, Inc. Class A                      50,392     975,589             0.0%
*   SunLink Health Systems, Inc.                                2,605       4,428             0.0%
#*  Supernus Pharmaceuticals, Inc.                             53,154     877,041             0.0%
#*  Surgical Care Affiliates, Inc.                             25,196     746,054             0.0%
#*  SurModics, Inc.                                            19,536     416,703             0.0%
*   Symmetry Surgical, Inc.                                    12,175     103,487             0.0%
*   Taro Pharmaceutical Industries, Ltd.                       28,617   4,155,761             0.0%
#*  Team Health Holdings, Inc.                                 83,319   4,971,645             0.0%
#   Teleflex, Inc.                                             50,819   6,758,927             0.1%
#*  Tenet Healthcare Corp.                                    186,095   5,837,800             0.1%
*   Theravance Biopharma, Inc.                                 13,088     195,666             0.0%
    Thermo Fisher Scientific, Inc.                            152,213  19,906,416             0.2%
#*  Tonix Pharmaceuticals Holding Corp.                         8,160      53,856             0.0%
#*  Triple-S Management Corp. Class B                          41,196     848,226             0.0%
*   Ultragenyx Pharmaceutical, Inc.                            15,000   1,490,250             0.0%
*   United Therapeutics Corp.                                  32,729   4,799,053             0.0%
    UnitedHealth Group, Inc.                                  443,486  52,233,781             0.4%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                              SHARES      VALUE+     OF NET ASSETS**
                                                              ------- -------------- ---------------
Health Care -- (Continued)
#   Universal American Corp.                                  129,057 $      962,765             0.0%
    Universal Health Services, Inc. Class B                    84,798     10,352,988             0.1%
#   US Physical Therapy, Inc.                                  22,052      1,081,871             0.0%
    Utah Medical Products, Inc.                                 2,567        151,376             0.0%
#*  Varian Medical Systems, Inc.                               62,511      4,908,989             0.0%
#*  Vascular Solutions, Inc.                                   21,404        687,496             0.0%
*   VCA, Inc.                                                 102,433      5,610,255             0.1%
#*  Veeva Systems, Inc. Class A                                42,139      1,069,066             0.0%
*   Vertex Pharmaceuticals, Inc.                               44,994      5,612,552             0.1%
*   Vocera Communications, Inc.                                 2,800         32,956             0.0%
*   Waters Corp.                                               40,868      5,222,930             0.0%
#*  WellCare Health Plans, Inc.                                63,173      5,597,128             0.1%
#   West Pharmaceutical Services, Inc.                         95,174      5,711,392             0.1%
#*  Wright Medical Group NV                                    73,774      1,426,051             0.0%
*   Zafgen, Inc.                                                1,564         15,061             0.0%
    Zimmer Biomet Holdings, Inc.                               62,352      6,520,149             0.1%
    Zoetis, Inc.                                              293,935     12,642,144             0.1%
                                                                      --------------            ----
Total Health Care                                                      1,558,218,607            11.7%
                                                                      --------------            ----
Industrials -- (12.1%)
    3M Co.                                                    353,746     55,612,409             0.4%
#   AAON, Inc.                                                 73,868      1,512,078             0.0%
    AAR Corp.                                                  39,516        896,618             0.0%
    ABM Industries, Inc.                                       81,656      2,319,030             0.0%
#   Acacia Research Corp.                                      41,555        276,756             0.0%
*   ACCO Brands Corp.                                         171,148      1,381,164             0.0%
#*  Accuride Corp.                                             18,309         51,631             0.0%
    Acme United Corp.                                           1,000         16,350             0.0%
*   Active Power, Inc.                                            360            594             0.0%
#   Actuant Corp. Class A                                      80,654      1,838,911             0.0%
#   Acuity Brands, Inc.                                        42,512      9,293,123             0.1%
#   ADT Corp. (The)                                           318,052     10,508,438             0.1%
    Advanced Drainage Systems, Inc.                             5,741        180,382             0.0%
#*  Advisory Board Co. (The)                                   39,537      1,732,907             0.0%
#*  AECOM                                                     186,691      5,501,784             0.1%
#*  Aegion Corp.                                               53,845      1,038,670             0.0%
*   AeroCentury Corp.                                             691          5,998             0.0%
#*  Aerojet Rocketdyne Holdings, Inc.                          87,897      1,488,975             0.0%
#*  Aerovironment, Inc.                                        33,428        771,184             0.0%
#   AGCO Corp.                                                131,106      6,344,219             0.1%
#   Air Lease Corp.                                           157,868      5,321,730             0.1%
*   Air Transport Services Group, Inc.                         91,966        900,347             0.0%
#   Alamo Group, Inc.                                          14,219        667,155             0.0%
    Alaska Air Group, Inc.                                    188,323     14,359,629             0.1%
#   Albany International Corp. Class A                         36,254      1,362,063             0.0%
    Allegiant Travel Co.                                       28,196      5,567,300             0.1%
    Allegion P.L.C.                                           105,138      6,851,843             0.1%
    Allied Motion Technologies, Inc.                           16,362        315,623             0.0%
    Allison Transmission Holdings, Inc.                       255,930      7,345,191             0.1%
#   Altra Industrial Motion Corp.                              47,943      1,268,572             0.0%
#   AMERCO                                                     24,346      9,892,023             0.1%
#*  Ameresco, Inc. Class A                                     21,115        136,825             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Industrials -- (Continued)
    American Airlines Group, Inc.                             360,513 $16,662,911             0.1%
#   American Railcar Industries, Inc.                          19,392   1,119,306             0.0%
#   American Science & Engineering, Inc.                        6,198     232,301             0.0%
*   American Superconductor Corp.                                 896       4,865             0.0%
#*  American Woodmark Corp.                                    25,403   1,846,798             0.0%
    AMETEK, Inc.                                              165,191   9,055,771             0.1%
*   AMREP Corp.                                                 3,360      14,784             0.0%
    AO Smith Corp.                                             94,735   7,277,543             0.1%
#   Apogee Enterprises, Inc.                                   35,226   1,744,744             0.0%
#   Applied Industrial Technologies, Inc.                      51,202   2,115,155             0.0%
*   ARC Document Solutions, Inc.                               78,538     488,506             0.0%
    ArcBest Corp.                                              30,676     794,508             0.0%
#   Argan, Inc.                                                29,387   1,085,850             0.0%
#*  Armstrong World Industries, Inc.                           79,211   3,930,450             0.0%
#*  Arotech Corp.                                              14,831      21,653             0.0%
#   Astec Industries, Inc.                                     35,222   1,144,715             0.0%
*   Astronics Corp.                                            25,331     957,765             0.0%
*   Astronics Corp. Class B                                     9,037     336,619             0.0%
#*  Atlas Air Worldwide Holdings, Inc.                         36,048   1,486,620             0.0%
*   Avalon Holdings Corp. Class A                                 500         945             0.0%
#*  Avis Budget Group, Inc.                                   199,211   9,948,597             0.1%
#   AZZ, Inc.                                                  31,502   1,743,006             0.0%
#   B/E Aerospace, Inc.                                       110,757   5,200,041             0.1%
*   Babcock & Wilcox Enterprises, Inc.                         58,087     986,317             0.0%
    Barnes Group, Inc.                                         79,011   2,970,024             0.0%
#   Barrett Business Services, Inc.                             7,132     349,325             0.0%
*   Beacon Roofing Supply, Inc.                                59,960   2,121,984             0.0%
*   Blount International, Inc.                                 87,347     530,196             0.0%
#*  BlueLinx Holdings, Inc.                                    25,832      18,082             0.0%
    Boeing Co. (The)                                          357,858  52,988,034             0.4%
#   Brady Corp. Class A                                        54,414   1,237,919             0.0%
*   Breeze-Eastern Corp.                                        4,762      97,145             0.0%
#   Briggs & Stratton Corp.                                    64,286   1,142,362             0.0%
    Brink's Co. (The)                                          75,709   2,345,465             0.0%
#*  Broadwind Energy, Inc.                                        488       1,044             0.0%
*   Builders FirstSource, Inc.                                114,591   1,354,466             0.0%
    BWX Technologies, Inc.                                    137,115   3,880,355             0.0%
*   CAI International, Inc.                                    22,428     260,613             0.0%
    Carlisle Cos., Inc.                                        73,199   6,368,313             0.1%
#*  Casella Waste Systems, Inc. Class A                        60,852     369,372             0.0%
#   Caterpillar, Inc.                                         361,969  26,420,117             0.2%
*   CBIZ, Inc.                                                 82,695     888,971             0.0%
    CDI Corp.                                                  16,772     134,176             0.0%
    CEB, Inc.                                                  41,785   3,123,847             0.0%
#   Ceco Environmental Corp.                                   16,116     143,755             0.0%
#   Celadon Group, Inc.                                        49,165     711,909             0.0%
#   CH Robinson Worldwide, Inc.                                93,744   6,503,959             0.1%
#*  Chart Industries, Inc.                                     43,176     742,195             0.0%
#   Chicago Bridge & Iron Co. NV                              182,176   8,174,237             0.1%
    Chicago Rivet & Machine Co.                                   474      12,414             0.0%
    Cintas Corp.                                               84,931   7,906,227             0.1%
#   CIRCOR International, Inc.                                 20,344     934,196             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                             PERCENTAGE
                                                                       SHARES    VALUE+    OF NET ASSETS**
                                                                       ------- ----------- ---------------
Industrials -- (Continued)
             Civeo Corp.                                               124,628 $   231,808             0.0%
#            CLARCOR, Inc.                                              68,553   3,418,053             0.0%
#*           Clean Harbors, Inc.                                        93,067   4,326,685             0.0%
#*           Colfax Corp.                                              137,537   3,707,998             0.0%
             Columbus McKinnon Corp.                                    24,682     461,307             0.0%
             Comfort Systems USA, Inc.                                  60,334   1,926,465             0.0%
*            Command Security Corp.                                      4,000       7,720             0.0%
*            Commercial Vehicle Group, Inc.                             21,047      87,556             0.0%
             Compx International, Inc.                                   1,315      14,781             0.0%
#*           Continental Building Products, Inc.                        37,782     663,830             0.0%
*            Continental Materials Corp.                                   268       3,535             0.0%
#            Copa Holdings SA Class A                                   36,406   1,839,231             0.0%
*            Copart, Inc.                                              151,478   5,485,018             0.1%
#            Covanta Holding Corp.                                     223,453   3,745,072             0.0%
#*           Covenant Transportation Group, Inc. Class A                34,912     673,802             0.0%
*            CPI Aerostructures, Inc.                                    6,347      53,950             0.0%
*            CRA International, Inc.                                     6,991     163,589             0.0%
             Crane Co.                                                  70,665   3,719,806             0.0%
             CSX Corp.                                                 621,297  16,768,806             0.1%
(degrees)#*  CTPartners Executive Search, Inc.                          11,614       1,916             0.0%
             Cubic Corp.                                                29,613   1,328,143             0.0%
             Cummins, Inc.                                              79,414   8,220,143             0.1%
             Curtiss-Wright Corp.                                       74,744   5,199,193             0.1%
             Danaher Corp.                                             236,677  22,084,331             0.2%
#            Deere & Co.                                               190,098  14,827,644             0.1%
             Delta Air Lines, Inc.                                     457,001  23,233,931             0.2%
#            Deluxe Corp.                                               90,470   5,387,489             0.1%
*            DigitalGlobe, Inc.                                         94,511   1,411,049             0.0%
#            Donaldson Co., Inc.                                       204,838   6,186,108             0.1%
             Douglas Dynamics, Inc.                                     50,227   1,101,980             0.0%
#            Dover Corp.                                               206,985  13,336,044             0.1%
*            Ducommun, Inc.                                              9,872     213,630             0.0%
             Dun & Bradstreet Corp. (The)                               50,496   5,749,980             0.1%
*            DXP Enterprises, Inc.                                      17,381     525,949             0.0%
#*           Dycom Industries, Inc.                                     52,888   4,024,248             0.0%
#            Dynamic Materials Corp.                                    16,062     114,522             0.0%
#*           Eagle Bulk Shipping, Inc.                                      63         384             0.0%
             Eastern Co. (The)                                           2,746      46,050             0.0%
             Eaton Corp. P.L.C.                                        192,255  10,748,977             0.1%
*            Echo Global Logistics, Inc.                                31,508     749,575             0.0%
             Ecology and Environment, Inc. Class A                       1,746      18,525             0.0%
             EMCOR Group, Inc.                                          91,558   4,420,420             0.0%
             Emerson Electric Co.                                      352,693  16,657,690             0.1%
#            Encore Wire Corp.                                          23,703   1,013,777             0.0%
#*           Energy Focus, Inc.                                          2,870      46,494             0.0%
#*           Energy Recovery, Inc.                                      34,173     245,020             0.0%
             EnerSys                                                    67,560   4,120,484             0.0%
             Engility Holdings, Inc.                                    20,709     666,623             0.0%
#            Ennis, Inc.                                                31,343     627,800             0.0%
             EnPro Industries, Inc.                                     25,377   1,246,264             0.0%
             EnviroStar, Inc.                                              100         374             0.0%
             Equifax, Inc.                                              71,703   7,641,389             0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                               SHARES      VALUE+    OF NET ASSETS**
                                                              --------- ------------ ---------------
Industrials -- (Continued)
#   ESCO Technologies, Inc.                                      33,042 $  1,225,528             0.0%
    Espey Manufacturing & Electronics Corp.                       1,489       37,523             0.0%
    Essendant, Inc.                                              48,805    1,687,189             0.0%
#*  Esterline Technologies Corp.                                 41,018    3,160,437             0.0%
    Expeditors International of Washington, Inc.                110,427    5,498,160             0.1%
#   Exponent, Inc.                                               38,530    1,980,827             0.0%
#   Fastenal Co.                                                169,633    6,642,828             0.1%
#   Federal Signal Corp.                                        139,055    2,094,168             0.0%
    FedEx Corp.                                                 164,013   25,594,229             0.2%
#   Flowserve Corp.                                              68,140    3,158,970             0.0%
    Fluor Corp.                                                 185,723    8,879,417             0.1%
    Fortune Brands Home & Security, Inc.                         86,024    4,501,636             0.0%
#   Forward Air Corp.                                            36,292    1,646,205             0.0%
*   Franklin Covey Co.                                           20,263      347,105             0.0%
#   Franklin Electric Co., Inc.                                  55,878    1,841,739             0.0%
    FreightCar America, Inc.                                     22,467      408,450             0.0%
#*  FTI Consulting, Inc.                                         68,022    2,313,428             0.0%
#*  Fuel Tech, Inc.                                              19,248       38,881             0.0%
*   Furmanite Corp.                                              36,043      250,499             0.0%
    G&K Services, Inc. Class A                                   27,008    1,777,667             0.0%
#   GATX Corp.                                                   48,439    2,262,101             0.0%
#*  Genco Shipping & Trading, Ltd.                                1,872        4,493             0.0%
#*  Gencor Industries, Inc.                                       2,365       22,893             0.0%
#*  Generac Holdings, Inc.                                      103,422    3,263,998             0.0%
#   General Cable Corp.                                          85,501    1,315,860             0.0%
    General Dynamics Corp.                                      125,203   18,602,662             0.2%
    General Electric Co.                                      3,491,085  100,962,178             0.8%
#*  Genesee & Wyoming, Inc. Class A                              56,317    3,778,871             0.0%
*   Gibraltar Industries, Inc.                                   42,438    1,074,530             0.0%
    Global Brass & Copper Holdings, Inc.                         28,244      635,208             0.0%
    Global Power Equipment Group, Inc.                           12,367       53,549             0.0%
#   Golden Ocean Group, Ltd.                                     61,837      121,819             0.0%
#*  Goldfield Corp. (The)                                        11,623       20,108             0.0%
#   Gorman-Rupp Co. (The)                                        26,276      751,231             0.0%
*   GP Strategies Corp.                                          25,550      641,050             0.0%
#   Graco, Inc.                                                  85,731    6,292,655             0.1%
    Graham Corp.                                                  8,388      142,344             0.0%
#   Granite Construction, Inc.                                   47,056    1,545,319             0.0%
#*  Great Lakes Dredge & Dock Corp.                              85,344      341,376             0.0%
#   Greenbrier Cos., Inc. (The)                                  31,578    1,201,227             0.0%
#   Griffon Corp.                                                60,722    1,043,204             0.0%
#   H&E Equipment Services, Inc.                                 48,876      943,796             0.0%
    Hardinge, Inc.                                               10,375       98,148             0.0%
#   Harsco Corp.                                                118,127    1,267,503             0.0%
#*  Hawaiian Holdings, Inc.                                     122,552    4,252,554             0.0%
#*  HC2 Holdings, Inc.                                            7,362       55,657             0.0%
*   HD Supply Holdings, Inc.                                    267,293    7,962,658             0.1%
#   Healthcare Services Group, Inc.                              29,188    1,087,545             0.0%
#   Heartland Express, Inc.                                     156,950    2,955,369             0.0%
    HEICO Corp.                                                  33,879    1,708,857             0.0%
#   HEICO Corp. Class A                                          49,621    2,167,445             0.0%
    Heidrick & Struggles International, Inc.                     25,682      682,114             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Industrials -- (Continued)
*   Heritage-Crystal Clean, Inc.                                4,417 $    52,651             0.0%
    Herman Miller, Inc.                                       109,924   3,487,889             0.0%
#*  Hertz Global Holdings, Inc.                               636,002  12,402,039             0.1%
    Hexcel Corp.                                              118,357   5,482,296             0.1%
#*  Hill International, Inc.                                   26,258      88,752             0.0%
    Hillenbrand, Inc.                                          90,707   2,691,277             0.0%
#   HNI Corp.                                                  67,903   2,915,755             0.0%
    Honeywell International, Inc.                             344,796  35,610,531             0.3%
#   Houston Wire & Cable Co.                                   17,436     108,103             0.0%
*   Hub Group, Inc. Class A                                    56,473   2,257,791             0.0%
    Hubbell, Inc. Class A                                       4,200     496,293             0.0%
    Hubbell, Inc. Class B                                      60,133   5,823,881             0.1%
*   Hudson Global, Inc.                                        23,996      55,431             0.0%
    Huntington Ingalls Industries, Inc.                        84,112  10,088,393             0.1%
    Hurco Cos., Inc.                                            9,009     242,072             0.0%
*   Huron Consulting Group, Inc.                               30,739   1,484,694             0.0%
*   Huttig Building Products, Inc.                              2,588       9,058             0.0%
    Hyster-Yale Materials Handling, Inc.                       16,301     953,935             0.0%
#*  ICF International, Inc.                                    22,989     705,073             0.0%
    IDEX Corp.                                                 81,254   6,237,057             0.1%
*   IHS, Inc. Class A                                          36,623   4,377,913             0.0%
    Illinois Tool Works, Inc.                                 180,314  16,578,069             0.1%
    Ingersoll-Rand P.L.C.                                     285,849  16,939,412             0.1%
#*  InnerWorkings, Inc.                                        46,985     351,448             0.0%
*   Innovative Solutions & Support, Inc.                       10,802      27,005             0.0%
    Insperity, Inc.                                            40,369   1,875,544             0.0%
    Insteel Industries, Inc.                                   25,696     549,637             0.0%
*   Integrated Electrical Services, Inc.                        6,920      48,924             0.0%
    Interface, Inc.                                            94,902   1,855,334             0.0%
#   International Shipholding Corp.                             3,805       7,724             0.0%
#*  Intersections, Inc.                                        13,979      30,614             0.0%
    ITT Corp.                                                 115,554   4,573,627             0.0%
*   Jacobs Engineering Group, Inc.                            145,383   5,835,674             0.1%
#   JB Hunt Transport Services, Inc.                           80,751   6,166,954             0.1%
#*  JetBlue Airways Corp.                                     460,652  11,442,596             0.1%
#   John Bean Technologies Corp.                               37,660   1,689,428             0.0%
#   Joy Global, Inc.                                           89,052   1,529,913             0.0%
    Kadant, Inc.                                                7,600     312,512             0.0%
#   Kaman Corp.                                                47,286   1,838,953             0.0%
    Kansas City Southern                                      115,303   9,542,476             0.1%
    KAR Auction Services, Inc.                                205,006   7,872,230             0.1%
    KBR, Inc.                                                 156,856   2,892,425             0.0%
#   Kelly Services, Inc. Class A                               49,296     778,877             0.0%
    Kelly Services, Inc. Class B                                  319       5,000             0.0%
#   Kennametal, Inc.                                          123,637   3,476,672             0.0%
*   Key Technology, Inc.                                        3,418      38,247             0.0%
    Kforce, Inc.                                               56,716   1,594,287             0.0%
    Kimball International, Inc. Class B                        57,297     625,683             0.0%
*   Kirby Corp.                                                87,123   5,688,261             0.1%
*   KLX, Inc.                                                  37,040   1,448,634             0.0%
#   Knight Transportation, Inc.                               132,964   3,379,945             0.0%
#   Knoll, Inc.                                                78,072   1,814,393             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Industrials -- (Continued)
    Korn/Ferry International                                   61,465 $ 2,235,482             0.0%
#*  Kratos Defense & Security Solutions, Inc.                  98,065     489,344             0.0%
    L-3 Communications Holdings, Inc.                          67,019   8,471,202             0.1%
    Landstar System, Inc.                                      78,838   4,969,948             0.0%
*   Lawson Products, Inc.                                       5,743     149,375             0.0%
#*  Layne Christensen Co.                                      20,348     129,006             0.0%
    LB Foster Co. Class A                                      13,814     203,480             0.0%
    Lennox International, Inc.                                 63,231   8,397,709             0.1%
#   Lincoln Electric Holdings, Inc.                           108,170   6,469,648             0.1%
#   Lindsay Corp.                                              10,381     703,624             0.0%
*   LMI Aerospace, Inc.                                        10,960     114,970             0.0%
    Lockheed Martin Corp.                                     144,365  31,735,758             0.2%
    LS Starrett Co. (The) Class A                               4,692      56,069             0.0%
    LSI Industries, Inc.                                       24,886     267,276             0.0%
#*  Lydall, Inc.                                               25,717     880,293             0.0%
#*  Manitex International, Inc.                                 2,000      12,820             0.0%
    Manitowoc Co., Inc. (The)                                 152,723   2,336,662             0.0%
    Manpowergroup, Inc.                                        84,855   7,787,992             0.1%
    Marten Transport, Ltd.                                     46,344     759,578             0.0%
    Masco Corp.                                               224,348   6,506,092             0.1%
#*  MasTec, Inc.                                               92,534   1,551,795             0.0%
*   Mastech Holdings, Inc.                                      1,412      11,367             0.0%
#   Matson, Inc.                                               73,158   3,352,831             0.0%
#   Matthews International Corp. Class A                       33,286   1,921,601             0.0%
#   McGrath RentCorp                                           24,369     732,288             0.0%
*   Meritor, Inc.                                             157,120   1,707,894             0.0%
*   Mfri, Inc.                                                  3,034      17,112             0.0%
*   Middleby Corp. (The)                                       64,225   7,510,472             0.1%
#   Miller Industries, Inc.                                    11,101     251,771             0.0%
*   Mistras Group, Inc.                                        22,493     425,568             0.0%
#   Mobile Mini, Inc.                                          63,823   2,185,300             0.0%
*   Moog, Inc. Class A                                         49,226   3,040,198             0.0%
*   Moog, Inc. Class B                                          3,215     199,700             0.0%
#*  MRC Global, Inc.                                          139,196   1,656,432             0.0%
    MSA Safety, Inc.                                           43,614   1,896,337             0.0%
#   MSC Industrial Direct Co., Inc. Class A                    69,347   4,352,911             0.0%
#   Mueller Industries, Inc.                                   74,929   2,361,762             0.0%
    Mueller Water Products, Inc. Class A                      279,383   2,458,570             0.0%
    Multi-Color Corp.                                          22,589   1,758,328             0.0%
#*  MYR Group, Inc.                                            37,928     853,380             0.0%
    National Presto Industries, Inc.                            5,789     509,721             0.0%
*   Navigant Consulting, Inc.                                  76,626   1,317,967             0.0%
*   NCI Building Systems, Inc.                                 15,229     159,295             0.0%
    Nielsen Holdings P.L.C.                                   273,015  12,970,943             0.1%
*   NL Industries, Inc.                                        32,061     111,893             0.0%
    NN, Inc.                                                   45,252     624,478             0.0%
#   Nordson Corp.                                              97,897   6,974,182             0.1%
    Norfolk Southern Corp.                                    143,557  11,488,867             0.1%
#*  Nortek, Inc.                                                3,679     225,707             0.0%
    Northrop Grumman Corp.                                     97,563  18,317,453             0.1%
#*  Northwest Pipe Co.                                          9,070     119,815             0.0%
#*  NOW, Inc.                                                  52,728     870,539             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Industrials -- (Continued)
*   NV5 Holdings, Inc.                                          3,160 $    73,565             0.0%
*   Old Dominion Freight Line, Inc.                           100,652   6,234,385             0.1%
#   Omega Flex, Inc.                                            3,648     150,808             0.0%
*   On Assignment, Inc.                                        68,173   3,075,284             0.0%
    Orbital ATK, Inc.                                          91,968   7,874,300             0.1%
#*  Orion Energy Systems, Inc.                                 19,776      35,795             0.0%
*   Orion Marine Group, Inc.                                   13,198      51,604             0.0%
#   Oshkosh Corp.                                             125,992   5,177,011             0.0%
    Owens Corning                                             160,246   7,296,000             0.1%
#   PACCAR, Inc.                                              215,573  11,349,918             0.1%
#*  PAM Transportation Services, Inc.                           4,978     177,764             0.0%
    Park-Ohio Holdings Corp.                                   14,455     498,698             0.0%
    Parker-Hannifin Corp.                                     126,538  13,248,529             0.1%
#*  Patrick Industries, Inc.                                   35,049   1,422,288             0.0%
#*  Patriot Transportation Holding, Inc.                        1,454      32,250             0.0%
*   Pendrell Corp.                                            103,176      69,128             0.0%
#   Pentair P.L.C.                                            186,572  10,433,106             0.1%
*   Performant Financial Corp.                                 57,241     132,227             0.0%
#*  PGT, Inc.                                                 101,939   1,229,384             0.0%
#   Pitney Bowes, Inc.                                        235,009   4,852,936             0.0%
#*  Plug Power, Inc.                                              784       1,889             0.0%
#*  Ply Gem Holdings, Inc.                                     20,917     247,239             0.0%
#   Powell Industries, Inc.                                    11,346     378,049             0.0%
#*  Power Solutions International, Inc.                         4,237      76,435             0.0%
#*  PowerSecure International, Inc.                            36,038     449,033             0.0%
    Precision Castparts Corp.                                  59,402  13,710,576             0.1%
    Preformed Line Products Co.                                 4,237     180,073             0.0%
#   Primoris Services Corp.                                    63,325   1,261,434             0.0%
#*  Proto Labs, Inc.                                           20,558   1,332,981             0.0%
    Providence and Worcester Railroad Co.                       1,227      19,657             0.0%
    Quad/Graphics, Inc.                                         7,280      93,912             0.0%
#   Quanex Building Products Corp.                             50,289     948,953             0.0%
*   Quanta Services, Inc.                                     217,922   4,382,411             0.0%
*   Radiant Logistics, Inc.                                     9,621      38,195             0.0%
#   Raven Industries, Inc.                                     48,507     883,312             0.0%
    Raytheon Co.                                              132,164  15,516,054             0.1%
#*  RBC Bearings, Inc.                                         25,882   1,770,070             0.0%
    RCM Technologies, Inc.                                      7,192      36,751             0.0%
    Regal Beloit Corp.                                         52,652   3,358,671             0.0%
*   Republic Airways Holdings, Inc.                            67,156     386,819             0.0%
    Republic Services, Inc.                                   370,958  16,225,703             0.1%
    Resources Connection, Inc.                                 50,998     915,414             0.0%
#*  Rexnord Corp.                                             161,545   2,985,352             0.0%
*   Roadrunner Transportation Systems, Inc.                    45,100     479,864             0.0%
    Robert Half International, Inc.                           114,975   6,054,584             0.1%
#   Rockwell Automation, Inc.                                  97,266  10,617,557             0.1%
#   Rockwell Collins, Inc.                                     97,997   8,498,300             0.1%
#   Rollins, Inc.                                             170,172   4,564,013             0.0%
    Roper Technologies, Inc.                                   51,243   9,549,133             0.1%
*   RPX Corp.                                                  75,221   1,071,147             0.0%
#   RR Donnelley & Sons Co.                                   381,953   6,443,547             0.1%
*   Rush Enterprises, Inc. Class A                             41,574   1,013,574             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Industrials -- (Continued)
*   Rush Enterprises, Inc. Class B                              2,881 $    65,341             0.0%
#   Ryder System, Inc.                                        104,731   7,517,591             0.1%
#*  Saia, Inc.                                                 38,330     904,971             0.0%
#*  Sensata Technologies Holding NV                            84,086   4,043,696             0.0%
    Servotronics, Inc.                                            389       2,723             0.0%
    SIFCO Industries, Inc.                                      3,251      40,572             0.0%
    Simpson Manufacturing Co., Inc.                            54,663   2,076,101             0.0%
#   SkyWest, Inc.                                              66,442   1,265,056             0.0%
*   SL Industries, Inc.                                         4,724     158,254             0.0%
    Snap-on, Inc.                                              40,114   6,654,511             0.1%
#*  SolarCity Corp.                                            58,706   1,740,633             0.0%
    Southwest Airlines Co.                                    502,971  23,282,528             0.2%
*   SP Plus Corp.                                              11,700     298,350             0.0%
#*  Sparton Corp.                                               7,073     166,428             0.0%
*   Spirit Aerosystems Holdings, Inc. Class A                 116,572   6,148,007             0.1%
#*  Spirit Airlines, Inc.                                     102,004   3,786,388             0.0%
    SPX Corp.                                                  45,481     557,142             0.0%
*   SPX FLOW, Inc.                                             45,481   1,541,806             0.0%
#   Standex International Corp.                                15,467   1,387,699             0.0%
    Stanley Black & Decker, Inc.                              165,315  17,520,084             0.1%
    Steelcase, Inc. Class A                                   119,206   2,313,788             0.0%
*   Stericycle, Inc.                                           43,181   5,240,878             0.1%
*   Sterling Construction Co., Inc.                            11,349      43,921             0.0%
#*  Stock Building Supply Holdings, Inc.                        9,516     164,436             0.0%
#   Sun Hydraulics Corp.                                       31,604     925,681             0.0%
    Supreme Industries, Inc. Class A                            5,876      47,008             0.0%
#*  Swift Transportation Co.                                  177,656   2,776,763             0.0%
    TAL International Group, Inc.                              52,537     891,028             0.0%
#*  Taser International, Inc.                                  43,183   1,010,914             0.0%
#*  Team, Inc.                                                 30,231   1,058,085             0.0%
*   Teledyne Technologies, Inc.                                56,094   5,005,268             0.0%
    Tennant Co.                                                21,555   1,248,466             0.0%
    Terex Corp.                                               130,534   2,618,512             0.0%
    Tetra Tech, Inc.                                           97,262   2,616,348             0.0%
#   Textainer Group Holdings, Ltd.                             50,784     993,335             0.0%
    Textron, Inc.                                             310,255  13,083,453             0.1%
#*  Thermon Group Holdings, Inc.                               26,967     542,306             0.0%
    Timken Co. (The)                                          104,082   3,288,991             0.0%
#   Titan International, Inc.                                  58,343     414,235             0.0%
#*  Titan Machinery, Inc.                                      18,690     228,579             0.0%
    Toro Co. (The)                                             64,060   4,821,796             0.0%
    Towers Watson & Co. Class A                                45,814   5,660,778             0.1%
*   TransDigm Group, Inc.                                      33,591   7,384,981             0.1%
*   TRC Cos., Inc.                                             23,805     245,906             0.0%
#*  Trex Co., Inc.                                             41,799   1,633,087             0.0%
#*  Trimas Corp.                                               47,123     942,931             0.0%
#*  TriNet Group, Inc.                                         15,698     297,948             0.0%
#   Trinity Industries, Inc.                                  253,931   6,873,912             0.1%
    Triumph Group, Inc.                                        77,884   3,627,837             0.0%
*   TrueBlue, Inc.                                             52,418   1,518,549             0.0%
#*  Tutor Perini Corp.                                         63,879   1,071,890             0.0%
    Twin Disc, Inc.                                             9,800     115,444             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                              SHARES      VALUE+     OF NET ASSETS**
                                                              ------- -------------- ---------------
Industrials -- (Continued)
    Tyco International P.L.C.                                 208,283 $    7,589,833             0.1%
*   Ultralife Corp.                                            11,666         79,095             0.0%
    UniFirst Corp.                                             19,017      1,998,116             0.0%
    Union Pacific Corp.                                       439,218     39,244,128             0.3%
*   United Continental Holdings, Inc.                         236,314     14,252,097             0.1%
#   United Parcel Service, Inc. Class B                       384,869     39,649,204             0.3%
*   United Rentals, Inc.                                      120,335      9,008,278             0.1%
    United Technologies Corp.                                 383,146     37,705,398             0.3%
    Universal Forest Products, Inc.                            24,612      1,787,570             0.0%
    Universal Truckload Services, Inc.                         12,449        198,935             0.0%
#   US Ecology, Inc.                                           31,599      1,238,997             0.0%
*   USA Truck, Inc.                                            11,153        202,762             0.0%
#*  USG Corp.                                                 130,326      3,071,784             0.0%
#*  UTi Worldwide, Inc.                                       154,822      1,103,881             0.0%
    Valmont Industries, Inc.                                   28,381      3,077,636             0.0%
*   Vectrus, Inc.                                              10,596        263,523             0.0%
*   Verisk Analytics, Inc.                                    102,776      7,359,789             0.1%
#*  Veritiv Corp.                                               3,055        128,310             0.0%
#*  Versar, Inc.                                                4,038         13,164             0.0%
    Viad Corp.                                                 31,442        946,719             0.0%
#*  Vicor Corp.                                                15,288        147,682             0.0%
*   Virco Manufacturing Corp.                                   6,445         23,331             0.0%
*   Volt Information Sciences, Inc.                            11,950        103,009             0.0%
#   VSE Corp.                                                   5,335        306,549             0.0%
#*  Wabash National Corp.                                     129,852      1,554,328             0.0%
*   WABCO Holdings, Inc.                                       57,049      6,402,609             0.1%
    Wabtec Corp.                                               58,515      4,849,138             0.0%
#   Waste Connections, Inc.                                   172,899      9,419,538             0.1%
    Waste Management, Inc.                                    236,085     12,691,930             0.1%
    Watsco, Inc.                                               47,853      5,887,355             0.1%
    Watsco, Inc. Class B                                        2,268        278,964             0.0%
    Watts Water Technologies, Inc. Class A                     31,205      1,698,800             0.0%
    Werner Enterprises, Inc.                                  115,917      3,067,164             0.0%
#*  Wesco Aircraft Holdings, Inc.                              18,353        228,678             0.0%
#*  WESCO International, Inc.                                  61,751      3,021,476             0.0%
#   West Corp.                                                 79,439      1,891,443             0.0%
*   Willdan Group, Inc.                                         6,221         69,115             0.0%
*   Willis Lease Finance Corp.                                  4,420         68,952             0.0%
#   Woodward, Inc.                                             96,070      4,371,185             0.0%
#   WW Grainger, Inc.                                          46,000      9,660,000             0.1%
#*  Xerium Technologies, Inc.                                   1,300         17,550             0.0%
#*  XPO Logistics, Inc.                                       113,338      3,146,263             0.0%
    Xylem, Inc.                                               209,863      7,641,112             0.1%
#*  YRC Worldwide, Inc.                                        47,094        859,936             0.0%
                                                                      --------------            ----
Total Industrials                                                      1,775,618,490            13.4%
                                                                      --------------            ----
Information Technology -- (17.2%)
#*  3D Systems Corp.                                           50,584        508,875             0.0%
    Accenture P.L.C. Class A                                  339,412     36,384,966             0.3%
#*  ACI Worldwide, Inc.                                       177,248      4,245,090             0.0%
#   Activision Blizzard, Inc.                                 531,738     18,483,213             0.2%
*   Actua Corp.                                                75,315      1,043,113             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                               SHARES      VALUE+    OF NET ASSETS**
                                                              --------- ------------ ---------------
Information Technology -- (Continued)
#*  Acxiom Corp.                                                 79,967 $  1,768,870             0.0%
*   ADDvantage Technologies Group, Inc.                           3,642        8,559             0.0%
*   Adobe Systems, Inc.                                          88,917    7,883,381             0.1%
#   ADTRAN, Inc.                                                 62,490      970,470             0.0%
*   Advanced Energy Industries, Inc.                             48,839    1,381,167             0.0%
#*  Agilysys, Inc.                                               32,960      374,755             0.0%
*   Akamai Technologies, Inc.                                    89,262    5,428,915             0.1%
#*  Alliance Data Systems Corp.                                  46,872   13,935,514             0.1%
    Alliance Fiber Optic Products, Inc.                          23,783      323,687             0.0%
#*  Alpha & Omega Semiconductor, Ltd.                            15,468      137,356             0.0%
*   Alphabet, Inc. Class A                                       80,837   59,608,395             0.5%
*   Alphabet, Inc. Class C                                       87,094   61,907,286             0.5%
    Altera Corp.                                                 90,994    4,781,735             0.0%
    Amdocs, Ltd.                                                129,893    7,737,726             0.1%
#   American Software, Inc. Class A                              19,865      203,219             0.0%
*   Amkor Technology, Inc.                                      187,217    1,164,490             0.0%
    Amphenol Corp. Class A                                      188,620   10,226,976             0.1%
*   Amtech Systems, Inc.                                          9,582       49,347             0.0%
#*  ANADIGICS, Inc.                                              17,067        3,925             0.0%
    Analog Devices, Inc.                                        171,368   10,302,644             0.1%
#*  Angie's List, Inc.                                           20,945      161,905             0.0%
*   Anixter International, Inc.                                  33,666    2,308,814             0.0%
*   ANSYS, Inc.                                                  60,734    5,788,558             0.1%
    Apple, Inc.                                               3,282,933  392,310,493             3.0%
    Applied Materials, Inc.                                     358,225    6,007,433             0.1%
#*  Arista Networks, Inc.                                        39,397    2,541,500             0.0%
#*  ARRIS Group, Inc.                                           283,563    8,013,490             0.1%
*   Arrow Electronics, Inc.                                     140,988    7,752,930             0.1%
#*  Aspen Technology, Inc.                                      109,582    4,535,599             0.0%
    Astro-Med, Inc.                                               4,620       60,892             0.0%
    Atmel Corp.                                                 302,777    2,301,105             0.0%
*   Autobytel, Inc.                                                 267        4,972             0.0%
*   Autodesk, Inc.                                               55,617    3,069,502             0.0%
    Automatic Data Processing, Inc.                             237,375   20,649,251             0.2%
#   Avago Technologies, Ltd.                                    118,852   14,634,247             0.1%
#*  AVG Technologies NV                                          81,750    1,937,475             0.0%
#*  Aviat Networks, Inc.                                         47,169       48,112             0.0%
*   Avid Technology, Inc.                                        59,774      505,090             0.0%
    Avnet, Inc.                                                 174,062    7,907,637             0.1%
#   AVX Corp.                                                   108,413    1,463,576             0.0%
*   Aware, Inc.                                                  12,087       39,041             0.0%
#*  Axcelis Technologies, Inc.                                  138,934      389,015             0.0%
*   AXT, Inc.                                                    60,417      132,917             0.0%
#   Badger Meter, Inc.                                           18,000    1,090,440             0.0%
#*  Bankrate, Inc.                                               86,348    1,024,951             0.0%
*   Barracuda Networks, Inc.                                     33,335      639,365             0.0%
#   Bel Fuse, Inc. Class A                                        1,700       27,030             0.0%
    Bel Fuse, Inc. Class B                                        8,861      159,764             0.0%
    Belden, Inc.                                                 47,046    3,012,355             0.0%
*   Benchmark Electronics, Inc.                                  43,736      865,098             0.0%
    Black Box Corp.                                              13,595      165,995             0.0%
#   Blackbaud, Inc.                                              46,101    2,890,072             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Information Technology -- (Continued)
*   Blackhawk Network Holdings, Inc.                             65,189 $ 2,775,748             0.0%
*   Blucora, Inc.                                                46,839     459,022             0.0%
    Booz Allen Hamilton Holding Corp.                           168,571   4,966,102             0.1%
#*  Bottomline Technologies de, Inc.                             23,728     656,791             0.0%
    Broadcom Corp. Class A                                      110,368   5,672,915             0.1%
    Broadridge Financial Solutions, Inc.                        199,103  11,862,557             0.1%
#*  BroadSoft, Inc.                                               7,845     250,805             0.0%
#*  BroadVision, Inc.                                             3,362      20,206             0.0%
    Brocade Communications Systems, Inc.                        640,588   6,674,927             0.1%
#   Brooks Automation, Inc.                                     114,136   1,260,061             0.0%
*   Bsquare Corp.                                                11,559     125,762             0.0%
    CA, Inc.                                                    468,826  12,991,168             0.1%
#*  Cabot Microelectronics Corp.                                 30,953   1,305,288             0.0%
#*  CACI International, Inc. Class A                             36,336   3,526,045             0.0%
*   Cadence Design Systems, Inc.                                310,791   6,905,776             0.1%
*   CalAmp Corp.                                                 40,026     758,893             0.0%
*   Calix, Inc.                                                  88,994     622,068             0.0%
#*  Cardtronics, Inc.                                            91,573   3,159,268             0.0%
*   Cascade Microtech, Inc.                                      11,976     183,472             0.0%
#   Cass Information Systems, Inc.                               10,846     565,727             0.0%
#*  Cavium, Inc.                                                 24,034   1,705,212             0.0%
    CDK Global, Inc.                                             73,787   3,673,855             0.0%
    CDW Corp.                                                   238,677  10,666,475             0.1%
#*  Ceva, Inc.                                                   27,322     638,515             0.0%
    Checkpoint Systems, Inc.                                     58,138     434,872             0.0%
#*  CIBER, Inc.                                                 148,961     531,791             0.0%
#*  Ciena Corp.                                                 154,562   3,731,127             0.0%
#*  Cimpress NV                                                  36,823   2,905,335             0.0%
#*  Cirrus Logic, Inc.                                           79,253   2,443,370             0.0%
    Cisco Systems, Inc.                                       2,001,733  57,749,997             0.4%
*   Citrix Systems, Inc.                                         79,485   6,525,718             0.1%
#*  Clearfield, Inc.                                              8,284     116,225             0.0%
#   Cognex Corp.                                                 86,928   3,268,493             0.0%
*   Cognizant Technology Solutions Corp. Class A                213,616  14,549,386             0.1%
#*  Coherent, Inc.                                               30,973   1,678,737             0.0%
#   Cohu, Inc.                                                   33,347     419,839             0.0%
*   CommScope Holding Co., Inc.                                 242,319   7,858,405             0.1%
    Communications Systems, Inc.                                  7,990      64,799             0.0%
*   CommVault Systems, Inc.                                      36,511   1,479,426             0.0%
    Computer Sciences Corp.                                     178,576  11,891,376             0.1%
    Computer Task Group, Inc.                                    12,978      93,442             0.0%
#   Comtech Telecommunications Corp.                             23,386     565,006             0.0%
    Concurrent Computer Corp.                                     5,951      29,576             0.0%
#*  Constant Contact, Inc.                                       24,536     640,390             0.0%
#   Convergys Corp.                                              94,587   2,428,048             0.0%
*   CoreLogic, Inc.                                             112,520   4,386,030             0.0%
    Corning, Inc.                                               527,863   9,818,252             0.1%
*   CoStar Group, Inc.                                           21,709   4,408,447             0.0%
#*  Covisint Corp.                                               25,089      52,938             0.0%
#*  Cray, Inc.                                                   29,644     878,352             0.0%
#*  Cree, Inc.                                                  120,178   3,027,284             0.0%
#*  Crexendo, Inc.                                                4,054       8,108             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Information Technology -- (Continued)
#   CSG Systems International, Inc.                            47,497 $ 1,592,099             0.0%
    CSP, Inc.                                                     709       3,985             0.0%
#   CTS Corp.                                                  30,923     562,180             0.0%
*   CyberOptics Corp.                                           4,778      33,637             0.0%
#   Cypress Semiconductor Corp.                               287,425   3,029,460             0.0%
#   Daktronics, Inc.                                           56,388     546,964             0.0%
*   Datalink Corp.                                             36,252     264,640             0.0%
*   Demand Media, Inc.                                          8,535      37,127             0.0%
*   DHI Group, Inc.                                           103,488     936,566             0.0%
#   Diebold, Inc.                                              99,448   3,666,648             0.0%
*   Digi International, Inc.                                   23,359     301,331             0.0%
#*  Digimarc Corp.                                              4,419      99,251             0.0%
*   Diodes, Inc.                                               57,226   1,310,475             0.0%
#   Dolby Laboratories, Inc. Class A                           75,822   2,628,749             0.0%
*   DSP Group, Inc.                                            19,935     201,344             0.0%
    DST Systems, Inc.                                          59,606   7,280,873             0.1%
*   DTS, Inc.                                                  25,453     757,481             0.0%
#   EarthLink Holdings Corp.                                  197,355   1,687,385             0.0%
*   eBay, Inc.                                                578,040  16,127,316             0.1%
#   Ebix, Inc.                                                 29,226     810,437             0.0%
*   EchoStar Corp. Class A                                     62,445   2,799,409             0.0%
*   Edgewater Technology, Inc.                                  5,900      46,846             0.0%
#   Electro Rent Corp.                                         22,444     232,969             0.0%
    Electro Scientific Industries, Inc.                        23,740     110,866             0.0%
*   Electronic Arts, Inc.                                     180,505  13,008,995             0.1%
#*  Electronics for Imaging, Inc.                              51,269   2,380,932             0.0%
#*  Ellie Mae, Inc.                                            16,863   1,230,662             0.0%
*   eMagin Corp.                                                9,611      21,625             0.0%
    EMC Corp.                                                 954,868  25,036,639             0.2%
*   Emcore Corp.                                               38,852     265,748             0.0%
#*  Endurance International Group Holdings, Inc.               57,700     769,141             0.0%
#*  EnerNOC, Inc.                                              39,482     309,539             0.0%
*   Entegris, Inc.                                            160,587   2,060,331             0.0%
#*  Envestnet, Inc.                                            19,414     579,702             0.0%
*   EPAM Systems, Inc.                                         44,636   3,452,595             0.0%
    Epiq Systems, Inc.                                         37,362     515,596             0.0%
*   ePlus, Inc.                                                 6,933     585,284             0.0%
*   Euronet Worldwide, Inc.                                    72,953   5,853,749             0.1%
#*  Everi Holdings, Inc.                                      114,549     536,089             0.0%
#*  Exar Corp.                                                 56,466     321,292             0.0%
*   ExlService Holdings, Inc.                                  27,690   1,225,559             0.0%
*   Extreme Networks, Inc.                                     87,771     315,098             0.0%
*   F5 Networks, Inc.                                          43,931   4,841,196             0.1%
#*  Fabrinet                                                   34,734     752,686             0.0%
*   Facebook, Inc. Class A                                    652,044  66,488,927             0.5%
#   Fair Isaac Corp.                                           43,180   3,988,537             0.0%
#*  Fairchild Semiconductor International, Inc.               180,428   3,009,539             0.0%
*   FalconStor Software, Inc.                                  21,742      43,484             0.0%
#*  FARO Technologies, Inc.                                    11,460     387,233             0.0%
#   FEI Co.                                                    35,930   2,593,787             0.0%
    Fidelity National Information Services, Inc.              289,534  21,112,819             0.2%
#*  Finisar Corp.                                             144,944   1,648,013             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                               SHARES      VALUE+    OF NET ASSETS**
                                                              --------- ------------ ---------------
Information Technology -- (Continued)
#*  FireEye, Inc.                                                93,040 $  2,432,996             0.0%
*   First Solar, Inc.                                           118,225    6,747,101             0.1%
#*  Fiserv, Inc.                                                159,078   15,352,618             0.1%
*   FleetCor Technologies, Inc.                                  62,516    9,056,068             0.1%
*   Flextronics International, Ltd.                             304,594    3,469,326             0.0%
    FLIR Systems, Inc.                                          208,211    5,552,987             0.1%
#*  FormFactor, Inc.                                             84,263      694,327             0.0%
#   Forrester Research, Inc.                                     19,863      640,979             0.0%
*   Fortinet, Inc.                                               80,829    2,777,284             0.0%
*   Freescale Semiconductor, Ltd.                                95,202    3,188,315             0.0%
*   Frequency Electronics, Inc.                                   5,169       56,445             0.0%
*   Gartner, Inc.                                                58,481    5,302,472             0.1%
*   Genpact, Ltd.                                               269,993    6,690,427             0.1%
*   GigOptix, Inc.                                                1,174        2,912             0.0%
    Global Payments, Inc.                                       124,832   17,028,333             0.1%
    Globalscape, Inc.                                             7,843       29,647             0.0%
#*  Glu Mobile, Inc.                                             17,431       71,816             0.0%
*   GrubHub, Inc.                                                36,053      864,551             0.0%
#*  GSE Systems, Inc.                                            10,738       14,604             0.0%
*   GSI Group, Inc.                                              34,044      459,934             0.0%
*   GSI Technology, Inc.                                         16,182       68,288             0.0%
#*  GTT Communications, Inc.                                     32,175      602,316             0.0%
#*  Guidance Software, Inc.                                         312        1,760             0.0%
#*  Guidewire Software, Inc.                                     51,627    3,006,240             0.0%
    Hackett Group, Inc. (The)                                    47,508      706,919             0.0%
#*  Harmonic, Inc.                                              152,731      879,731             0.0%
    Harris Corp.                                                101,459    8,028,451             0.1%
#   Heartland Payment Systems, Inc.                              63,958    4,732,892             0.0%
*   HomeAway, Inc.                                               51,066    1,611,643             0.0%
    HP, Inc.                                                  1,235,097   33,298,215             0.3%
#*  Hutchinson Technology, Inc.                                  25,771       45,099             0.0%
    IAC/InterActiveCorp                                          96,733    6,482,078             0.1%
#*  ID Systems, Inc.                                              7,118       25,055             0.0%
#*  Identiv, Inc.                                                 2,956        7,597             0.0%
*   IEC Electronics Corp.                                         5,002       17,707             0.0%
*   II-VI, Inc.                                                  71,881    1,302,484             0.0%
#*  Imation Corp.                                                27,305       55,156             0.0%
#*  Immersion Corp.                                               9,931      128,904             0.0%
#*  Infinera Corp.                                               91,317    1,804,424             0.0%
    Ingram Micro, Inc. Class A                                  188,838    5,623,596             0.1%
*   Innodata, Inc.                                               13,032       30,756             0.0%
*   Inphi Corp.                                                  15,287      455,094             0.0%
*   Insight Enterprises, Inc.                                    58,204    1,478,382             0.0%
*   Integrated Device Technology, Inc.                          157,603    4,018,876             0.0%
    Integrated Silicon Solution, Inc.                            46,569    1,046,871             0.0%
    Intel Corp.                                               3,068,329  103,893,620             0.8%
#   InterDigital, Inc.                                           67,159    3,407,648             0.0%
*   Internap Corp.                                               96,861      654,780             0.0%
    International Business Machines Corp.                       512,237   71,754,159             0.6%
#   Intersil Corp. Class A                                      142,826    1,935,292             0.0%
*   inTEST Corp.                                                  1,100        4,400             0.0%
#*  Intevac, Inc.                                                16,827       82,452             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Information Technology -- (Continued)
*   IntraLinks Holdings, Inc.                                  73,541 $   643,484             0.0%
*   IntriCon Corp.                                              2,604      21,301             0.0%
#   Intuit, Inc.                                              129,809  12,647,291             0.1%
*   Inuvo, Inc.                                                   773       2,219             0.0%
#*  IPG Photonics Corp.                                        74,604   6,163,782             0.1%
*   Iteris, Inc.                                                3,700       8,843             0.0%
#*  Itron, Inc.                                                42,093   1,546,076             0.0%
*   Ixia                                                       82,643   1,190,886             0.0%
    IXYS Corp.                                                 44,217     550,944             0.0%
#   j2 Global, Inc.                                            61,199   4,745,982             0.0%
    Jabil Circuit, Inc.                                       327,683   7,530,155             0.1%
    Jack Henry & Associates, Inc.                             124,177   9,603,849             0.1%
    Juniper Networks, Inc.                                    233,305   7,323,444             0.1%
*   Kemet Corp.                                                43,819     121,817             0.0%
*   Key Tronic Corp.                                            8,234      68,589             0.0%
*   Keysight Technologies, Inc.                               192,402   6,364,658             0.1%
#*  Kimball Electronics, Inc.                                  22,900     260,831             0.0%
    KLA-Tencor Corp.                                          144,648   9,708,774             0.1%
*   Knowles Corp.                                              53,836     896,908             0.0%
#*  Kopin Corp.                                                52,846     141,099             0.0%
*   Kulicke & Soffa Industries, Inc.                          139,794   1,481,816             0.0%
*   KVH Industries, Inc.                                       14,698     144,040             0.0%
    Lam Research Corp.                                        132,638  10,158,744             0.1%
#*  Lattice Semiconductor Corp.                               158,683     726,768             0.0%
    Leidos Holdings, Inc.                                      56,730   2,982,296             0.0%
#   Lexmark International, Inc. Class A                        99,929   3,246,693             0.0%
*   LGL Group, Inc. (The)                                         964       3,755             0.0%
*   Limelight Networks, Inc.                                  102,679     209,465             0.0%
    Linear Technology Corp.                                   165,351   7,344,891             0.1%
*   LinkedIn Corp. Class A                                     18,979   4,571,472             0.0%
*   Lionbridge Technologies, Inc.                              82,872     446,680             0.0%
*   Liquidity Services, Inc.                                   16,992     139,164             0.0%
#   Littelfuse, Inc.                                           23,232   2,321,574             0.0%
#*  LoJack Corp.                                               18,587      55,018             0.0%
*   Lumentum Holdings, Inc.                                    49,609     711,393             0.0%
#*  M/A-COM Technology Solutions Holdings, Inc.                62,195   2,098,459             0.0%
#*  Magnachip Semiconductor Corp.                              38,971     206,157             0.0%
*   Manhattan Associates, Inc.                                 88,179   6,423,840             0.1%
#   ManTech International Corp. Class A                        38,812   1,121,667             0.0%
#   Marchex, Inc. Class B                                      18,835      81,367             0.0%
#   Marvell Technology Group, Ltd.                            285,245   2,341,861             0.0%
    MasterCard, Inc. Class A                                  549,236  54,368,872             0.4%
#*  Mattersight Corp.                                           2,290      16,511             0.0%
#*  Mattson Technology, Inc.                                   74,266     173,782             0.0%
    Maxim Integrated Products, Inc.                           117,295   4,806,749             0.1%
#   MAXIMUS, Inc.                                              99,555   6,789,651             0.1%
*   MaxLinear, Inc. Class A                                    45,038     585,494             0.0%
#*  Maxwell Technologies, Inc.                                 30,742     184,452             0.0%
    Mentor Graphics Corp.                                     166,177   4,520,014             0.0%
*   Mercury Systems, Inc.                                      35,229     604,530             0.0%
#   Mesa Laboratories, Inc.                                     2,478     277,164             0.0%
    Methode Electronics, Inc.                                  50,622   1,687,231             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                               SHARES      VALUE+    OF NET ASSETS**
                                                              --------- ------------ ---------------
Information Technology -- (Continued)
#   Microchip Technology, Inc.                                  182,807 $  8,827,750             0.1%
#*  Micron Technology, Inc.                                     646,334   10,703,291             0.1%
*   Microsemi Corp.                                             141,915    5,110,359             0.1%
    Microsoft Corp.                                           3,634,247  191,306,762             1.5%
*   MicroStrategy, Inc. Class A                                  12,022    2,068,626             0.0%
#   MKS Instruments, Inc.                                        73,251    2,581,365             0.0%
    MOCON, Inc.                                                   3,434       47,080             0.0%
#*  ModusLink Global Solutions, Inc.                             50,605      146,248             0.0%
#*  MoneyGram International, Inc.                                44,529      450,188             0.0%
#   Monolithic Power Systems, Inc.                               27,993    1,747,323             0.0%
    Monotype Imaging Holdings, Inc.                              39,226    1,072,439             0.0%
#*  Monster Worldwide, Inc.                                     177,171    1,110,862             0.0%
*   MoSys, Inc.                                                  27,600       38,364             0.0%
    Motorola Solutions, Inc.                                     56,469    3,951,136             0.0%
#   MTS Systems Corp.                                            18,506    1,221,951             0.0%
#*  Multi-Fineline Electronix, Inc.                              31,117      578,154             0.0%
#*  Nanometrics, Inc.                                            26,431      403,866             0.0%
*   NAPCO Security Technologies, Inc.                             8,159       54,992             0.0%
#   National Instruments Corp.                                  121,245    3,694,335             0.0%
    NCI, Inc. Class A                                             5,908       91,810             0.0%
*   NCR Corp.                                                   247,429    6,581,611             0.1%
*   NeoPhotonics Corp.                                           18,585      153,698             0.0%
    NetApp, Inc.                                                213,060    7,244,040             0.1%
*   NETGEAR, Inc.                                                51,932    2,149,985             0.0%
*   Netscout Systems, Inc.                                       76,674    2,750,296             0.0%
#*  NetSuite, Inc.                                               10,679      908,463             0.0%
#*  NeuStar, Inc. Class A                                        51,089    1,389,110             0.0%
#*  Newport Corp.                                                58,435      882,953             0.0%
#   NIC, Inc.                                                    64,836    1,229,939             0.0%
#*  Novatel Wireless, Inc.                                       23,600       50,740             0.0%
*   Nuance Communications, Inc.                                 410,240    6,961,773             0.1%
*   Numerex Corp. Class A                                         7,300       58,838             0.0%
    NVE Corp.                                                       460       27,273             0.0%
#   NVIDIA Corp.                                                374,667   10,629,303             0.1%
#*  Oclaro, Inc.                                                 55,087      161,405             0.0%
*   OmniVision Technologies, Inc.                                52,695    1,521,305             0.0%
*   ON Semiconductor Corp.                                      646,640    7,113,040             0.1%
#*  Onvia, Inc.                                                     442        1,728             0.0%
    Optical Cable Corp.                                           3,696       11,568             0.0%
    Oracle Corp.                                              1,433,762   55,687,316             0.4%
*   OSI Systems, Inc.                                            28,861    2,487,241             0.0%
*   Palo Alto Networks, Inc.                                     29,800    4,797,800             0.1%
#*  Pandora Media, Inc.                                           6,156       70,856             0.0%
*   PAR Technology Corp.                                          8,654       45,520             0.0%
#   Park Electrochemical Corp.                                   18,914      309,055             0.0%
#   Paychex, Inc.                                               261,314   13,478,576             0.1%
#*  Paycom Software, Inc.                                        43,582    1,656,552             0.0%
*   PayPal Holdings, Inc.                                       380,563   13,704,074             0.1%
    PC Connection, Inc.                                          26,879      624,668             0.0%
    PC-Tel, Inc.                                                 13,527       77,307             0.0%
*   PCM, Inc.                                                     7,619       70,628             0.0%
#*  PDF Solutions, Inc.                                          34,470      364,003             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Information Technology -- (Continued)
#   Pegasystems, Inc.                                          67,197 $ 1,874,124             0.0%
*   Perceptron, Inc.                                            7,250      57,638             0.0%
*   Perficient, Inc.                                           47,325     791,274             0.0%
    Pericom Semiconductor Corp.                                23,018     401,664             0.0%
*   PFSweb, Inc.                                               13,627     218,305             0.0%
#*  Photronics, Inc.                                           76,957     738,018             0.0%
*   Planar Systems, Inc.                                       22,797     142,025             0.0%
    Plantronics, Inc.                                          45,803   2,455,957             0.0%
#*  Plexus Corp.                                               46,642   1,614,746             0.0%
*   PMC-Sierra, Inc.                                          217,547   2,593,160             0.0%
*   Polycom, Inc.                                             181,198   2,496,908             0.0%
#   Power Integrations, Inc.                                   17,373     879,248             0.0%
*   PRGX Global, Inc.                                          24,971      93,641             0.0%
*   Progress Software Corp.                                    57,606   1,398,674             0.0%
*   PTC, Inc.                                                 127,807   4,529,480             0.0%
#   QAD, Inc. Class A                                          13,038     332,991             0.0%
    QAD, Inc. Class B                                           1,959      41,590             0.0%
#*  QLIK Technologies, Inc.                                    32,159   1,008,828             0.0%
#*  QLogic Corp.                                              125,417   1,555,171             0.0%
*   Qorvo, Inc.                                               119,358   5,243,397             0.1%
    QUALCOMM, Inc.                                            600,994  35,711,063             0.3%
*   Qualstar Corp.                                              3,826       4,515             0.0%
#*  Quantum Corp.                                             159,904     134,319             0.0%
#*  QuinStreet, Inc.                                           33,721     187,152             0.0%
*   Qumu Corp.                                                  6,460      16,861             0.0%
#*  Rackspace Hosting, Inc.                                   155,377   4,016,495             0.0%
*   Radisys Corp.                                              20,449      52,554             0.0%
#*  Rambus, Inc.                                              118,554   1,223,477             0.0%
#*  RealD, Inc.                                                39,467     401,379             0.0%
*   RealNetworks, Inc.                                        129,142     501,071             0.0%
#*  RealPage, Inc.                                             12,143     205,217             0.0%
*   Red Hat, Inc.                                              90,310   7,144,424             0.1%
    Reis, Inc.                                                  6,081     148,012             0.0%
*   Relm Wireless Corp.                                         1,238       5,323             0.0%
#   RF Industries, Ltd.                                         4,931      22,239             0.0%
    Richardson Electronics, Ltd.                                9,355      56,130             0.0%
#*  Rightside Group, Ltd.                                       8,535      68,707             0.0%
#*  Rofin-Sinar Technologies, Inc.                             40,027   1,159,182             0.0%
#*  Rogers Corp.                                               23,212   1,079,822             0.0%
*   Rosetta Stone, Inc.                                        20,764     136,627             0.0%
#*  Rovi Corp.                                                136,323   1,247,355             0.0%
#*  Rubicon Technology, Inc.                                   18,250      20,075             0.0%
#*  Ruckus Wireless, Inc.                                      49,931     563,222             0.0%
#*  Rudolph Technologies, Inc.                                 52,168     667,229             0.0%
    Sabre Corp.                                               141,984   4,162,971             0.0%
*   salesforce.com, Inc.                                      133,094  10,342,735             0.1%
#   SanDisk Corp.                                              99,509   7,662,193             0.1%
#*  Sanmina Corp.                                             130,352   2,694,376             0.0%
*   ScanSource, Inc.                                           38,438   1,326,495             0.0%
#   Science Applications International Corp.                   69,620   3,192,773             0.0%
*   SciQuest, Inc.                                              1,304      15,465             0.0%
#*  Seachange International, Inc.                              58,324     377,356             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Information Technology -- (Continued)
#   Seagate Technology P.L.C.                                 223,885 $ 8,521,063             0.1%
#*  Semtech Corp.                                              53,216     931,280             0.0%
*   ServiceNow, Inc.                                           37,799   3,086,288             0.0%
#*  ServiceSource International, Inc.                          21,415      91,442             0.0%
*   Sevcon, Inc.                                                  613       5,627             0.0%
*   ShoreTel, Inc.                                             54,109     510,789             0.0%
#*  Shutterstock, Inc.                                         14,654     417,346             0.0%
*   Sigma Designs, Inc.                                        42,077     370,698             0.0%
#*  Silicon Graphics International Corp.                       18,836      82,313             0.0%
#*  Silicon Laboratories, Inc.                                 43,293   2,163,351             0.0%
#   Skyworks Solutions, Inc.                                  145,776  11,259,738             0.1%
#*  SMTC Corp.                                                 10,077      14,511             0.0%
*   SolarWinds, Inc.                                           74,105   4,300,313             0.0%
    Solera Holdings, Inc.                                      87,384   4,776,409             0.0%
#*  Sonus Networks, Inc.                                       59,907     395,985             0.0%
#*  Splunk, Inc.                                               31,001   1,741,016             0.0%
    SS&C Technologies Holdings, Inc.                           86,483   6,412,714             0.1%
#*  Stamps.com, Inc.                                           13,952   1,054,911             0.0%
*   StarTek, Inc.                                               8,170      29,412             0.0%
#*  Stratasys, Ltd.                                            51,731   1,319,141             0.0%
#*  SunPower Corp.                                            161,347   4,330,553             0.0%
#*  Super Micro Computer, Inc.                                 48,329   1,363,361             0.0%
*   Support.com, Inc.                                          43,901      50,925             0.0%
*   Sykes Enterprises, Inc.                                    64,774   1,878,446             0.0%
    Symantec Corp.                                            709,017  14,605,750             0.1%
#*  Synaptics, Inc.                                            50,331   4,282,665             0.0%
#*  Synchronoss Technologies, Inc.                             42,767   1,504,543             0.0%
#   SYNNEX Corp.                                               56,950   5,036,658             0.1%
*   Synopsys, Inc.                                             95,921   4,794,132             0.1%
*   Syntel, Inc.                                               89,432   4,206,881             0.0%
*   Tableau Software, Inc. Class A                             13,760   1,155,290             0.0%
#*  Take-Two Interactive Software, Inc.                        59,279   1,968,063             0.0%
#*  Tangoe, Inc.                                                6,869      56,875             0.0%
    TE Connectivity, Ltd.                                     193,395  12,462,374             0.1%
*   Tech Data Corp.                                            58,053   4,225,678             0.0%
*   TechTarget, Inc.                                              800       7,464             0.0%
*   TeleCommunication Systems, Inc. Class A                    44,803     183,244             0.0%
*   Telenav, Inc.                                              57,056     410,803             0.0%
    TeleTech Holdings, Inc.                                    47,718   1,388,594             0.0%
#*  Teradata Corp.                                            151,533   4,259,593             0.0%
#   Teradyne, Inc.                                            273,267   5,334,172             0.1%
    Tessco Technologies, Inc.                                   6,747     147,354             0.0%
    Tessera Technologies, Inc.                                 76,555   2,677,128             0.0%
    Texas Instruments, Inc.                                   556,753  31,579,030             0.3%
    TheStreet, Inc.                                            10,517      15,144             0.0%
*   TiVo, Inc.                                                109,153     991,109             0.0%
    Total System Services, Inc.                               175,829   9,222,231             0.1%
    Transact Technologies, Inc.                                 5,192      49,687             0.0%
*   Travelzoo, Inc.                                             2,163      19,337             0.0%
#*  Trimble Navigation, Ltd.                                  123,789   2,816,200             0.0%
*   Trio Tech International                                     1,525       3,736             0.0%
*   TSR, Inc.                                                     210         903             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                         PERCENTAGE
                                                               SHARES       VALUE+     OF NET ASSETS**
                                                              --------- -------------- ---------------
Information Technology -- (Continued)
#*  TTM Technologies, Inc.                                      152,562 $    1,113,703             0.0%
#*  Twitter, Inc.                                                87,704      2,496,056             0.0%
#*  Tyler Technologies, Inc.                                     26,835      4,571,611             0.0%
#   Ubiquiti Networks, Inc.                                      65,002      1,896,758             0.0%
*   Ultimate Software Group, Inc. (The)                          22,693      4,637,315             0.0%
*   Ultra Clean Holdings, Inc.                                   25,327        123,596             0.0%
#*  Ultratech, Inc.                                              49,289        770,387             0.0%
#*  Unisys Corp.                                                 67,045        898,403             0.0%
*   United Online, Inc.                                          23,205        271,034             0.0%
*   Universal Display Corp.                                      14,859        509,812             0.0%
*   Universal Security Instruments, Inc.                          1,135          5,437             0.0%
*   Unwired Planet, Inc.                                         42,677         36,152             0.0%
*   USA Technologies, Inc.                                       15,296         43,441             0.0%
*   Vantiv, Inc. Class A                                        159,537      8,000,781             0.1%
#*  VASCO Data Security International, Inc.                      17,422        331,192             0.0%
#*  Veeco Instruments, Inc.                                      57,214      1,030,996             0.0%
#*  VeriFone Systems, Inc.                                      137,192      4,134,967             0.0%
*   Verint Systems, Inc.                                         42,100      2,003,118             0.0%
#*  VeriSign, Inc.                                               58,937      4,750,322             0.0%
#*  ViaSat, Inc.                                                 57,363      3,783,663             0.0%
#*  Viavi Solutions, Inc.                                       248,050      1,475,898             0.0%
*   Vicon Industries, Inc.                                          600            990             0.0%
#*  Virtusa Corp.                                                22,068      1,267,365             0.0%
#   Visa, Inc. Class A                                          737,983     57,252,721             0.4%
#   Vishay Intertechnology, Inc.                                174,612      1,850,887             0.0%
*   Vishay Precision Group, Inc.                                 12,209        143,212             0.0%
*   VMware, Inc. Class A                                         21,646      1,302,007             0.0%
#   Wayside Technology Group, Inc.                                2,300         41,929             0.0%
*   Web.com Group, Inc.                                          96,523      2,265,395             0.0%
#*  WebMD Health Corp.                                           43,694      1,776,598             0.0%
*   Westell Technologies, Inc. Class A                           44,422         59,970             0.0%
    Western Digital Corp.                                       106,352      7,106,441             0.1%
#   Western Union Co. (The)                                     378,295      7,282,179             0.1%
#*  WEX, Inc.                                                    50,394      4,530,925             0.0%
*   Wireless Telecom Group, Inc.                                  3,316          5,239             0.0%
#*  Workday, Inc. Class A                                        25,859      2,042,085             0.0%
#*  Xcerra Corp.                                                 51,972        360,686             0.0%
    Xerox Corp.                                                 944,275      8,866,742             0.1%
    Xilinx, Inc.                                                188,062      8,955,512             0.1%
*   XO Group, Inc.                                               29,478        446,002             0.0%
*   Yahoo!, Inc.                                                341,417     12,161,274             0.1%
#*  Zebra Technologies Corp. Class A                             62,157      4,779,873             0.0%
#*  Zillow Group, Inc. Class A                                   13,590        418,708             0.0%
#*  Zillow Group, Inc. Class C                                   27,180        752,614             0.0%
#*  Zix Corp.                                                    44,261        229,272             0.0%
*   Zynga, Inc. Class A                                       1,245,454      2,951,726             0.0%
                                                                        --------------            ----
Total Information Technology                                             2,530,781,571            19.1%
                                                                        --------------            ----
Materials -- (4.0%)
#   A Schulman, Inc.                                             39,030      1,400,787             0.0%
*   AEP Industries, Inc.                                          9,506        760,480             0.0%
    Air Products & Chemicals, Inc.                               74,070     10,294,249             0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Materials -- (Continued)
    Airgas, Inc.                                               85,117 $ 8,184,851             0.1%
#   Albemarle Corp.                                           126,533   6,772,046             0.1%
#   Alcoa, Inc.                                               747,937   6,679,077             0.1%
#   Allegheny Technologies, Inc.                              119,782   1,760,795             0.0%
#*  AM Castle & Co.                                            20,061      47,946             0.0%
*   American Biltrite, Inc.                                        17       7,191             0.0%
#   American Vanguard Corp.                                    45,531     610,571             0.0%
    Ampco-Pittsburgh Corp.                                      7,591      87,980             0.0%
#   AptarGroup, Inc.                                           94,738   6,968,927             0.1%
    Ashland, Inc.                                              55,082   6,043,597             0.1%
    Avery Dennison Corp.                                      161,112  10,467,447             0.1%
    Axiall Corp.                                               80,004   1,620,081             0.0%
#   Balchem Corp.                                              43,092   2,943,184             0.0%
    Ball Corp.                                                110,454   7,566,099             0.1%
    Bemis Co., Inc.                                           158,198   7,242,304             0.1%
*   Berry Plastics Group, Inc.                                111,921   3,749,354             0.0%
*   Boise Cascade Co.                                          62,160   1,860,449             0.0%
    Cabot Corp.                                                67,343   2,420,307             0.0%
    Calgon Carbon Corp.                                        70,452   1,211,774             0.0%
#   Carpenter Technology Corp.                                 59,757   1,990,506             0.0%
    Celanese Corp. Series A                                   138,390   9,832,609             0.1%
#*  Century Aluminum Co.                                      104,407     377,953             0.0%
    CF Industries Holdings, Inc.                              270,746  13,745,774             0.1%
#   Chase Corp.                                                 5,531     245,632             0.0%
    Chemours Co. (The)                                         77,495     537,040             0.0%
*   Chemtura Corp.                                            122,189   3,902,717             0.0%
*   Clearwater Paper Corp.                                     28,466   1,435,540             0.0%
*   Codexis, Inc.                                               5,607      18,195             0.0%
#*  Coeur d'Alene Mines Corp.                                 182,225     492,008             0.0%
#   Commercial Metals Co.                                     186,558   2,680,838             0.0%
#   Compass Minerals International, Inc.                       62,736   5,096,673             0.0%
#*  Contango ORE, Inc.                                            833       4,165             0.0%
*   Core Molding Technologies, Inc.                            12,521     250,921             0.0%
*   Crown Holdings, Inc.                                       84,842   4,500,020             0.0%
    Cytec Industries, Inc.                                    105,125   7,823,402             0.1%
#   Deltic Timber Corp.                                         7,710     477,712             0.0%
    Domtar Corp.                                               98,863   4,077,110             0.0%
    Dow Chemical Co. (The)                                    592,463  30,612,563             0.2%
#   Eagle Materials, Inc.                                      63,901   4,219,383             0.0%
    Eastman Chemical Co.                                      219,409  15,834,748             0.1%
    Ecolab, Inc.                                              118,239  14,230,064             0.1%
    EI du Pont de Nemours & Co.                               376,704  23,883,034             0.2%
#*  Ferro Corp.                                               143,170   1,788,193             0.0%
#*  Flotek Industries, Inc.                                    48,593     879,533             0.0%
#   FMC Corp.                                                  83,247   3,388,985             0.0%
#   Freeport-McMoRan, Inc.                                    467,385   5,501,121             0.0%
    Friedman Industries, Inc.                                   5,521      33,071             0.0%
#   FutureFuel Corp.                                           42,155     649,609             0.0%
    Globe Specialty Metals, Inc.                               73,494     927,494             0.0%
    Graphic Packaging Holding Co.                             555,450   7,865,172             0.1%
#   Greif, Inc. Class A                                        27,616     905,252             0.0%
    Greif, Inc. Class B                                        14,223     547,586             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Materials -- (Continued)
*   Handy & Harman, Ltd.                                          900 $    21,375             0.0%
#   Hawkins, Inc.                                              10,890     451,282             0.0%
    Haynes International, Inc.                                 15,516     612,106             0.0%
    HB Fuller Co.                                              58,001   2,203,458             0.0%
*   Headwaters, Inc.                                           95,225   1,956,874             0.0%
#   Hecla Mining Co.                                          288,915     598,054             0.0%
#*  Horsehead Holding Corp.                                    84,486     239,940             0.0%
    Huntsman Corp.                                            410,852   5,410,921             0.0%
    Innophos Holdings, Inc.                                    31,781   1,350,375             0.0%
#   Innospec, Inc.                                             33,009   1,823,417             0.0%
    International Flavors & Fragrances, Inc.                   50,655   5,879,019             0.1%
    International Paper Co.                                   315,060  13,449,911             0.1%
*   Intrepid Potash, Inc.                                      65,369     252,324             0.0%
    Kaiser Aluminum Corp.                                      17,918   1,456,554             0.0%
    KapStone Paper and Packaging Corp.                        166,135   3,613,436             0.0%
    KMG Chemicals, Inc.                                        15,845     333,379             0.0%
    Koppers Holdings, Inc.                                     42,108     798,368             0.0%
*   Kraton Performance Polymers, Inc.                          48,421     987,304             0.0%
#   Kronos Worldwide, Inc.                                     56,104     443,222             0.0%
#*  Louisiana-Pacific Corp.                                   196,686   3,473,475             0.0%
#*  LSB Industries, Inc.                                       29,223     457,340             0.0%
    LyondellBasell Industries NV Class A                      223,952  20,807,380             0.2%
#   Martin Marietta Materials, Inc.                            49,604   7,696,061             0.1%
#   Materion Corp.                                             34,576   1,042,466             0.0%
#   McEwen Mining, Inc.                                       136,545     122,918             0.0%
    Mercer International, Inc.                                 77,514     837,151             0.0%
    Minerals Technologies, Inc.                                39,274   2,314,810             0.0%
#   Monsanto Co.                                              239,133  22,291,978             0.2%
    Mosaic Co. (The)                                          275,764   9,318,066             0.1%
#   Myers Industries, Inc.                                     54,918     857,270             0.0%
    Neenah Paper, Inc.                                         28,158   1,898,131             0.0%
#   NewMarket Corp.                                            14,566   5,735,217             0.0%
    Newmont Mining Corp.                                      429,728   8,362,507             0.1%
#*  Northern Technologies International Corp.                   2,180      39,131             0.0%
    Nucor Corp.                                               252,011  10,660,065             0.1%
    Olin Corp.                                                522,629  10,024,024             0.1%
#   Olympic Steel, Inc.                                        21,508     205,832             0.0%
#*  OMNOVA Solutions, Inc.                                     38,468     276,200             0.0%
#*  Owens-Illinois, Inc.                                      276,940   5,968,057             0.1%
    Packaging Corp. of America                                106,530   7,291,979             0.1%
#   PH Glatfelter Co.                                          57,610   1,117,634             0.0%
#*  Platform Specialty Products Corp.                         245,807   2,566,225             0.0%
    PolyOne Corp.                                             135,648   4,536,069             0.0%
    PPG Industries, Inc.                                      117,875  12,289,647             0.1%
#   Praxair, Inc.                                             154,895  17,207,286             0.1%
#   Quaker Chemical Corp.                                      14,672   1,164,663             0.0%
    Reliance Steel & Aluminum Co.                             102,286   6,133,069             0.1%
#*  Rentech, Inc.                                              15,356      89,833             0.0%
*   Resolute Forest Products, Inc.                              8,001      59,767             0.0%
#   Royal Gold, Inc.                                           77,077   3,687,364             0.0%
    RPM International, Inc.                                   148,917   6,806,996             0.1%
#   Schnitzer Steel Industries, Inc. Class A                   52,083     878,119             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                               PERCENTAGE
                                                                       SHARES      VALUE+    OF NET ASSETS**
                                                                      --------- ------------ ---------------
Materials -- (Continued)
            Schweitzer-Mauduit International, Inc.                       38,627 $  1,499,500             0.0%
            Scotts Miracle-Gro Co. (The) Class A                        103,770    6,865,423             0.1%
            Sealed Air Corp.                                            162,778    7,995,655             0.1%
            Sensient Technologies Corp.                                  47,137    3,076,632             0.0%
            Sherwin-Williams Co. (The)                                   41,535   11,082,784             0.1%
            Sigma-Aldrich Corp.                                          45,305    6,330,015             0.1%
            Silgan Holdings, Inc.                                       108,789    5,534,096             0.0%
            Sonoco Products Co.                                         163,116    6,963,422             0.1%
#           Southern Copper Corp.                                        73,734    2,046,856             0.0%
            Steel Dynamics, Inc.                                        289,854    5,353,603             0.0%
            Stepan Co.                                                   24,012    1,270,955             0.0%
#*          Stillwater Mining Co.                                       160,144    1,495,745             0.0%
#           SunCoke Energy, Inc.                                         96,443      478,357             0.0%
            Synalloy Corp.                                                4,755       41,464             0.0%
#           TimkenSteel Corp.                                            40,213      427,866             0.0%
#*          Trecora Resources                                            15,645      222,785             0.0%
            Tredegar Corp.                                               13,871      197,800             0.0%
#           Tronox, Ltd. Class A                                         74,433      462,229             0.0%
            United States Lime & Minerals, Inc.                           4,011      195,937             0.0%
#           United States Steel Corp.                                   173,164    2,022,556             0.0%
#*          Universal Stainless & Alloy Products, Inc.                    5,675       49,373             0.0%
#*          US Concrete, Inc.                                            31,176    1,729,021             0.0%
#           Valhi, Inc.                                                  66,024      163,079             0.0%
#           Valspar Corp. (The)                                          63,347    5,127,940             0.0%
            Vulcan Materials Co.                                         96,356    9,306,062             0.1%
#           Wausau Paper Corp.                                           61,073      623,555             0.0%
            Westlake Chemical Corp.                                      96,733    5,830,098             0.0%
            WestRock Co.                                                289,609   15,569,380             0.1%
#           Worthington Industries, Inc.                                 75,774    2,326,262             0.0%
*           WR Grace & Co.                                               62,027    6,221,308             0.1%
                                                                                ------------             ---
Total Materials                                                                  586,061,926             4.4%
                                                                                ------------             ---
Other -- (0.0%)
(degrees)*  Concord Camera Corp. Escrow Shares                              405           --             0.0%
(degrees)*  Gerber Scientific, Inc. Escrow Shares                        15,579           --             0.0%
(degrees)*  Softbrands, Inc. Escrow Shares                                3,200           --             0.0%
                                                                                ------------             ---
Total Other                                                                               --             0.0%
                                                                                ------------             ---
Real Estate Investment Trusts -- (0.0%)
#           CareTrust REIT, Inc.                                         22,876      258,956             0.0%
#           Equinix, Inc.                                                23,599    7,001,352             0.1%
                                                                                ------------             ---
Total Real Estate Investment Trusts                                                7,260,308             0.1%
                                                                                ------------             ---
Telecommunication Services -- (2.0%)
#*          8x8, Inc.                                                    51,971      554,011             0.0%
*           Alaska Communications Systems Group, Inc.                    30,523       69,898             0.0%
            Alteva, Inc.                                                  3,521       15,633             0.0%
            AT&T, Inc.                                                3,409,800  114,262,398             0.9%
#           Atlantic Tele-Network, Inc.                                  18,074    1,381,215             0.0%
#*          Boingo Wireless, Inc.                                        48,331      373,599             0.0%
#           CenturyLink, Inc.                                           362,706   10,231,936             0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                               SHARES      VALUE+    OF NET ASSETS**
                                                              --------- ------------ ---------------
Telecommunication Services -- (Continued)
#*  Cincinnati Bell, Inc.                                       304,551 $  1,148,157             0.0%
#   Cogent Communications Holdings, Inc.                         60,819    1,868,360             0.0%
#   Consolidated Communications Holdings, Inc.                   63,131    1,395,195             0.0%
#*  FairPoint Communications, Inc.                                9,361      150,150             0.0%
#   Frontier Communications Corp.                             1,152,929    5,926,055             0.1%
#*  General Communication, Inc. Class A                          77,662    1,581,587             0.0%
    IDT Corp. Class B                                            36,895      477,790             0.0%
    Inteliquent, Inc.                                            61,115    1,266,303             0.0%
#*  Intelsat SA                                                   9,450       62,559             0.0%
#*  Iridium Communications, Inc.                                 57,785      474,415             0.0%
*   Level 3 Communications, Inc.                                221,563   11,288,635             0.1%
    Lumos Networks Corp.                                         24,438      316,716             0.0%
#*  NTELOS Holdings Corp.                                        26,667      245,070             0.0%
#*  ORBCOMM, Inc.                                                82,971      492,848             0.0%
#*  Premiere Global Services, Inc.                               58,290      797,407             0.0%
*   SBA Communications Corp. Class A                             76,978    9,161,921             0.1%
#   Shenandoah Telecommunications Co.                            52,572    2,459,844             0.0%
    Spok Holdings, Inc.                                          22,770      410,543             0.0%
#*  Sprint Corp.                                                684,726    3,238,754             0.0%
#*  Straight Path Communications, Inc. Class B                    5,292      164,052             0.0%
*   T-Mobile US, Inc.                                           151,440    5,738,062             0.1%
    Telephone & Data Systems, Inc.                              134,541    3,853,254             0.0%
*   United States Cellular Corp.                                 31,672    1,290,317             0.0%
    Verizon Communications, Inc.                              2,337,506  109,582,281             0.8%
#*  Vonage Holdings Corp.                                       252,470    1,532,493             0.0%
#   Windstream Holdings, Inc.                                   160,329    1,043,742             0.0%
                                                                        ------------             ---
Total Telecommunication Services                                         292,855,200             2.2%
                                                                        ------------             ---
Utilities -- (2.7%)
    AES Corp.                                                   386,774    4,235,175             0.0%
    AGL Resources, Inc.                                         156,620    9,788,750             0.1%
#   ALLETE, Inc.                                                 62,007    3,113,371             0.0%
#   Alliant Energy Corp.                                         60,647    3,579,386             0.0%
    Ameren Corp.                                                120,526    5,264,576             0.0%
    American Electric Power Co., Inc.                           169,135    9,581,498             0.1%
#   American States Water Co.                                    51,189    2,085,952             0.0%
    American Water Works Co., Inc.                               91,551    5,251,365             0.0%
    Aqua America, Inc.                                          229,113    6,552,632             0.1%
#   Artesian Resources Corp. Class A                              5,542      135,003             0.0%
    Atmos Energy Corp.                                          127,853    8,054,739             0.1%
#   Avista Corp.                                                 83,194    2,816,117             0.0%
#   Black Hills Corp.                                            53,421    2,445,613             0.0%
    California Water Service Group                               61,575    1,376,817             0.0%
*   Calpine Corp.                                               560,279    8,689,927             0.1%
    CenterPoint Energy, Inc.                                    194,478    3,607,567             0.0%
    Chesapeake Utilities Corp.                                   19,889    1,038,405             0.0%
    Cleco Corp.                                                  66,034    3,499,802             0.0%
    CMS Energy Corp.                                            141,317    5,097,304             0.0%
#   Connecticut Water Service, Inc.                              13,030      479,634             0.0%
#   Consolidated Edison, Inc.                                   146,235    9,614,951             0.1%
#   Consolidated Water Co., Ltd.                                 12,219      135,264             0.0%
    Delta Natural Gas Co., Inc.                                   3,458       70,647             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Utilities -- (Continued)
#   Dominion Resources, Inc.                                  213,163 $15,226,233             0.1%
    DTE Energy Co.                                             84,553   6,898,679             0.1%
#   Duke Energy Corp.                                         250,551  17,906,880             0.1%
*   Dynegy, Inc.                                              160,640   3,121,235             0.0%
#   Edison International                                      124,310   7,523,241             0.1%
    El Paso Electric Co.                                       53,777   2,079,557             0.0%
    Empire District Electric Co. (The)                         50,729   1,143,939             0.0%
#   Entergy Corp.                                              81,815   5,576,510             0.1%
    Eversource Energy                                         159,328   8,116,168             0.1%
    Exelon Corp.                                              325,119   9,077,323             0.1%
    FirstEnergy Corp.                                         217,424   6,783,629             0.1%
    Gas Natural, Inc.                                           3,269      28,833             0.0%
#   Genie Energy, Ltd. Class B                                 16,745     189,888             0.0%
    Great Plains Energy, Inc.                                 195,824   5,385,160             0.1%
    Hawaiian Electric Industries, Inc.                         99,816   2,920,616             0.0%
#   IDACORP, Inc.                                              66,305   4,432,489             0.0%
    ITC Holdings Corp.                                        196,853   6,441,030             0.1%
#   Laclede Group, Inc. (The)                                  56,058   3,283,317             0.0%
#   MDU Resources Group, Inc.                                 219,909   4,147,484             0.0%
#   MGE Energy, Inc.                                           41,191   1,699,953             0.0%
#   Middlesex Water Co.                                        13,798     355,574             0.0%
#   National Fuel Gas Co.                                     110,108   5,783,973             0.1%
    New Jersey Resources Corp.                                109,743   3,476,658             0.0%
    NextEra Energy, Inc.                                      162,474  16,679,581             0.1%
    NiSource, Inc.                                            400,709   7,677,584             0.1%
#   Northwest Natural Gas Co.                                  35,364   1,689,338             0.0%
#   NorthWestern Corp.                                         61,325   3,323,202             0.0%
    NRG Energy, Inc.                                          251,250   3,238,613             0.0%
#   NRG Yield, Inc. Class A                                    41,724     572,871             0.0%
#   NRG Yield, Inc. Class C                                    41,724     602,495             0.0%
#   OGE Energy Corp.                                          164,685   4,695,169             0.0%
#   ONE Gas, Inc.                                              67,711   3,307,005             0.0%
#   Ormat Technologies, Inc.                                   33,366   1,258,566             0.0%
#   Otter Tail Corp.                                           44,148   1,211,421             0.0%
#   Pattern Energy Group, Inc.                                 67,192   1,571,621             0.0%
    Pepco Holdings, Inc.                                       86,562   2,305,146             0.0%
    PG&E Corp.                                                174,610   9,324,174             0.1%
#   Piedmont Natural Gas Co., Inc.                            101,583   5,821,722             0.1%
    Pinnacle West Capital Corp.                                58,054   3,687,010             0.0%
    PNM Resources, Inc.                                       108,431   3,049,080             0.0%
    Portland General Electric Co.                             111,895   4,149,067             0.0%
    PPL Corp.                                                 246,027   8,463,329             0.1%
    Public Service Enterprise Group, Inc.                     186,357   7,694,681             0.1%
#   Questar Corp.                                             222,025   4,584,816             0.0%
    RGC Resources, Inc.                                         1,530      31,824             0.0%
    SCANA Corp.                                                70,604   4,181,169             0.0%
    Sempra Energy                                              86,620   8,870,754             0.1%
    SJW Corp.                                                  26,899     853,505             0.0%
#   South Jersey Industries, Inc.                              85,132   2,256,849             0.0%
#   Southern Co. (The)                                        324,603  14,639,595             0.1%
    Southwest Gas Corp.                                        61,313   3,768,297             0.0%
*   Talen Energy Corp.                                         26,645     231,279             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                     PERCENTAGE
                                                                         SHARES        VALUE+      OF NET ASSETS**
                                                                       ----------- --------------- ---------------
Utilities -- (Continued)
             TECO Energy, Inc.                                             299,108 $     8,075,916             0.1%
             UGI Corp.                                                     272,705      10,000,092             0.1%
#            UIL Holdings Corp.                                             64,511       3,289,416             0.0%
             Unitil Corp.                                                   20,669         733,129             0.0%
#            Vectren Corp.                                                 103,457       4,704,190             0.0%
#            WEC Energy Group, Inc.                                        181,640       9,365,358             0.1%
#            Westar Energy, Inc.                                           168,421       6,686,314             0.1%
#            WGL Holdings, Inc.                                             65,131       4,053,102             0.0%
             Xcel Energy, Inc.                                             239,387       8,529,359             0.1%
#            York Water Co. (The)                                           10,442         242,046             0.0%
                                                                                   ---------------           -----
Total Utilities                                                                        403,531,549             3.0%
                                                                                   ---------------           -----
TOTAL COMMON STOCKS                                                                 13,217,049,123            99.5%
                                                                                   ---------------           -----
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
(degrees)*   Enron TOPRS Escrow Shares                                         666              --             0.0%
                                                                                   ---------------           -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Capital Bank Corp. Contingent Value Rights                        988              --             0.0%
(degrees)*   Community Health Systems, Inc. Rights 01/04/16                216,226           2,054             0.0%
(degrees)*   Furiex Pharmaceuticals Contingent Value Rights                  6,234          60,906             0.0%
(degrees)*   Leap Wireless International, Inc. Contingent Value Rights      51,554          97,437             0.0%
(degrees)#*  Magnum Hunter Resources Corp. Warrants 04/15/16                12,563              --             0.0%
(degrees)*   Safeway Casa Ley Contingent Value Rights                      213,913         217,100             0.0%
(degrees)*   Safeway PDC, LLC Contingent Value Rights                      213,913          10,439             0.0%
                                                                                   ---------------           -----
TOTAL RIGHTS/WARRANTS                                                                      387,936             0.0%
                                                                                   ---------------           -----
BONDS -- (0.0%)
Financials -- (0.0%)
(degrees)    Capital Properties, Inc., 5.000%                                  540             539             0.0%
                                                                                   ---------------           -----
TOTAL INVESTMENT SECURITIES                                                         13,217,437,598
                                                                                   ---------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
             State Street Institutional Liquid Reserves, 0.140%         45,709,717      45,709,717             0.3%
                                                                                   ---------------           -----
SECURITIES LENDING COLLATERAL -- (9.9%)
(S)@         DFA Short Term Investment Fund                            125,445,707   1,451,406,834            11.0%
                                                                                   ---------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $11,437,799,229)                               $14,714,554,149           110.8%
                                                                                   ===============           =====

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                          INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   ------------------------------------------------------
                                       LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                   --------------- -------------- ------- ---------------
Common Stocks
   Consumer Discretionary          $ 2,115,837,521             --   --    $ 2,115,837,521
   Consumer Staples                  1,053,071,436             --   --      1,053,071,436
   Energy                              916,778,943             --   --        916,778,943
   Financials                        1,976,993,501 $       40,071   --      1,977,033,572
   Health Care                       1,558,216,752          1,855   --      1,558,218,607
   Industrials                       1,775,616,574          1,916   --      1,775,618,490
   Information Technology            2,530,781,571             --   --      2,530,781,571
   Materials                           586,061,926             --   --        586,061,926
   Other                                        --             --   --                 --
   Real Estate Investment Trusts         7,260,308             --   --          7,260,308
   Telecommunication Services          292,855,200             --   --        292,855,200
   Utilities                           403,531,549             --   --        403,531,549
Preferred Stocks
   Other                                        --             --   --                 --
Rights/Warrants                                 --        387,936   --            387,936
Bonds
   Financials                                   --            539   --                539
Temporary Cash Investments              45,709,717             --   --         45,709,717
Securities Lending Collateral                   --  1,451,406,834   --      1,451,406,834
                                   --------------- --------------   --    ---------------
TOTAL                              $13,262,714,998 $1,451,839,151   --    $14,714,554,149
                                   =============== ==============   ==    ===============

                         U.S. CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
COMMON STOCKS -- (89.5%)
Consumer Discretionary -- (13.7%)
#*  1-800-Flowers.com, Inc. Class A                           108,326 $ 1,075,677             0.0%
    A. H. Belo Corp. Class A                                   28,956     156,652             0.0%
    Aaron's, Inc.                                             179,009   4,416,152             0.0%
#   Abercrombie & Fitch Co. Class A                           123,708   2,621,373             0.0%
    Advance Auto Parts, Inc.                                   32,852   6,518,822             0.1%
*   Amazon.com, Inc.                                           71,698  44,875,778             0.3%
    AMC Entertainment Holdings, Inc. Class A                   36,478     998,403             0.0%
#*  AMC Networks, Inc. Class A                                 77,373   5,717,091             0.0%
    AMCON Distributing Co.                                        668      56,112             0.0%
#*  America's Car-Mart, Inc.                                   18,481     632,789             0.0%
#*  American Axle & Manufacturing Holdings, Inc.              147,272   3,263,548             0.0%
#   American Eagle Outfitters, Inc.                           419,768   6,414,055             0.1%
#*  American Public Education, Inc.                            34,734     754,770             0.0%
*   Apollo Education Group, Inc.                              306,618   2,226,047             0.0%
    Aramark                                                   252,346   7,658,701             0.1%
#   Arctic Cat, Inc.                                           29,664     609,299             0.0%
    Ark Restaurants Corp.                                       4,916     116,313             0.0%
*   Asbury Automotive Group, Inc.                              99,489   7,879,529             0.1%
#*  Ascena Retail Group, Inc.                                 514,817   6,857,362             0.1%
#*  Ascent Capital Group, Inc. Class A                         22,497     489,985             0.0%
#   Autoliv, Inc.                                              96,235  11,667,531             0.1%
*   AutoNation, Inc.                                          168,468  10,645,493             0.1%
*   AutoZone, Inc.                                              9,128   7,160,094             0.1%
*   Ballantyne Strong, Inc.                                    17,770      77,655             0.0%
*   Barnes & Noble Education, Inc.                            130,174   1,920,066             0.0%
    Barnes & Noble, Inc.                                      234,273   3,043,206             0.0%
#   Bassett Furniture Industries, Inc.                         14,448     461,758             0.0%
    Beasley Broadcast Group, Inc. Class A                       8,562      36,217             0.0%
*   Beazer Homes USA, Inc.                                     22,402     319,004             0.0%
#   bebe stores, Inc.                                         164,096     182,147             0.0%
#*  Bed Bath & Beyond, Inc.                                   191,174  11,399,706             0.1%
*   Belmond, Ltd. Class A                                     244,732   2,628,422             0.0%
#   Best Buy Co., Inc.                                        495,882  17,370,746             0.1%
    Big 5 Sporting Goods Corp.                                 53,318     487,860             0.0%
#   Big Lots, Inc.                                            174,531   8,045,879             0.1%
*   Biglari Holdings, Inc.                                        535     205,510             0.0%
#*  BJ's Restaurants, Inc.                                     67,879   2,914,045             0.0%
    Bloomin' Brands, Inc.                                     460,730   7,818,588             0.1%
#*  Blue Nile, Inc.                                            22,319     761,078             0.0%
#   Bob Evans Farms, Inc.                                      60,017   2,596,936             0.0%
#   Bon-Ton Stores, Inc. (The)                                 26,063      82,098             0.0%
*   Books-A-Million, Inc.                                      20,408      64,693             0.0%
    BorgWarner, Inc.                                          277,215  11,870,346             0.1%
    Bowl America, Inc. Class A                                  3,937      58,858             0.0%
*   Boyd Gaming Corp.                                          77,977   1,558,760             0.0%
*   Bravo Brio Restaurant Group, Inc.                          58,742     689,631             0.0%
*   Bridgepoint Education, Inc.                                71,667     555,419             0.0%
*   Bright Horizons Family Solutions, Inc.                     71,545   4,580,311             0.0%
#   Brinker International, Inc.                                85,112   3,873,447             0.0%
#   Brunswick Corp.                                           194,696  10,476,592             0.1%
#   Buckle, Inc. (The)                                         38,775   1,374,186             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                               SHARES      VALUE+    OF NET ASSETS**
                                                              --------- ------------ ---------------
Consumer Discretionary -- (Continued)
#*  Buffalo Wild Wings, Inc.                                     40,317 $  6,219,704             0.1%
*   Build-A-Bear Workshop, Inc.                                  63,664      990,612             0.0%
#*  Burlington Stores, Inc.                                      77,183    3,710,959             0.0%
#*  Cabela's, Inc.                                              163,756    6,414,323             0.1%
*   Cable One, Inc.                                              11,115    4,817,686             0.0%
    Cablevision Systems Corp. Class A                           202,674    6,605,146             0.1%
#*  CalAtlantic Group, Inc.                                     177,754    6,770,650             0.1%
    Caleres, Inc.                                               113,367    3,464,496             0.0%
#   Callaway Golf Co.                                           171,480    1,706,226             0.0%
*   Cambium Learning Group, Inc.                                 82,206      395,411             0.0%
    Canterbury Park Holding Corp.                                 5,270       54,123             0.0%
#   Capella Education Co.                                        38,002    1,715,790             0.0%
#*  Career Education Corp.                                      156,048      563,333             0.0%
#*  CarMax, Inc.                                                215,593   12,722,143             0.1%
*   Carmike Cinemas, Inc.                                        47,721    1,222,135             0.0%
    Carnival Corp.                                              161,790    8,749,603             0.1%
#   Carriage Services, Inc.                                      41,292      888,191             0.0%
*   Carrols Restaurant Group, Inc.                               82,557      970,870             0.0%
#   Carter's, Inc.                                               98,451    8,947,227             0.1%
    Cato Corp. (The) Class A                                     70,407    2,658,568             0.0%
*   Cavco Industries, Inc.                                       17,850    1,760,010             0.0%
#   CBS Corp. Class A                                            14,126      714,705             0.0%
    CBS Corp. Class B                                           287,701   13,383,850             0.1%
#*  Central European Media Enterprises, Ltd. Class A             18,678       40,344             0.0%
*   Charles & Colvard, Ltd.                                      29,159       39,656             0.0%
#*  Charter Communications, Inc. Class A                         45,695    8,725,003             0.1%
#   Cheesecake Factory, Inc. (The)                              173,768    8,375,618             0.1%
#*  Cherokee, Inc.                                               12,360      224,334             0.0%
    Chico's FAS, Inc.                                           385,096    5,322,027             0.0%
#   Children's Place, Inc. (The)                                 51,097    2,742,376             0.0%
*   Chipotle Mexican Grill, Inc.                                  8,940    5,723,656             0.0%
    Choice Hotels International, Inc.                            55,999    2,929,308             0.0%
#*  Christopher & Banks Corp.                                    66,361       96,887             0.0%
    Churchill Downs, Inc.                                        29,902    4,390,511             0.0%
#*  Chuy's Holdings, Inc.                                        51,705    1,406,893             0.0%
*   Cinedigm Corp. Class A                                       61,523       32,767             0.0%
    Cinemark Holdings, Inc.                                     257,427    9,123,213             0.1%
    Citi Trends, Inc.                                            39,019    1,036,735             0.0%
*   Clear Channel Outdoor Holdings, Inc. Class A                 55,873      417,930             0.0%
#   ClubCorp Holdings, Inc.                                     142,954    2,921,980             0.0%
#   Coach, Inc.                                                 272,948    8,515,978             0.1%
#   Collectors Universe, Inc.                                     8,599      148,677             0.0%
#   Columbia Sportswear Co.                                     113,415    6,220,813             0.1%
    Comcast Corp. Class A                                     2,107,315  131,960,065             0.9%
    Comcast Corp. Special Class A                               385,806   24,193,894             0.2%
#*  Conn's, Inc.                                                 56,833    1,078,122             0.0%
    Cooper Tire & Rubber Co.                                    192,743    8,054,730             0.1%
#*  Cooper-Standard Holding, Inc.                                 3,813      247,998             0.0%
#   Core-Mark Holding Co., Inc.                                  48,865    3,972,236             0.0%
#   Cracker Barrel Old Country Store, Inc.                       60,179    8,272,205             0.1%
#*  Crocs, Inc.                                                 168,395    1,818,666             0.0%
*   Crown Media Holdings, Inc. Class A                           65,821      381,104             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#   CSS Industries, Inc.                                        8,600 $   234,780             0.0%
    CST Brands, Inc.                                          232,821   8,365,259             0.1%
    Culp, Inc.                                                 28,421     852,914             0.0%
*   Cumulus Media, Inc. Class A                               140,245      64,386             0.0%
#   Dana Holding Corp.                                        467,227   7,849,414             0.1%
    Darden Restaurants, Inc.                                  138,076   8,545,524             0.1%
#*  Deckers Outdoor Corp.                                      80,386   4,474,285             0.0%
#*  Del Frisco's Restaurant Group, Inc.                        27,506     370,506             0.0%
    Delphi Automotive P.L.C.                                   61,534   5,119,013             0.0%
*   Delta Apparel, Inc.                                        15,491     254,517             0.0%
*   Denny's Corp.                                             124,190   1,361,122             0.0%
#   Destination Maternity Corp.                                23,762     164,671             0.0%
*   Destination XL Group, Inc.                                 87,072     508,500             0.0%
#   DeVry Education Group, Inc.                               128,169   3,019,662             0.0%
#*  Diamond Resorts International, Inc.                        68,008   1,934,148             0.0%
#   Dick's Sporting Goods, Inc.                               186,939   8,328,132             0.1%
#   Dillard's, Inc. Class A                                   112,391  10,056,747             0.1%
    DineEquity, Inc.                                           76,135   6,353,466             0.1%
#*  Discovery Communications, Inc. Class A                    206,926   6,091,901             0.0%
*   Discovery Communications, Inc. Class B                      1,502      45,383             0.0%
#*  Discovery Communications, Inc. Class C                    221,638   6,099,478             0.0%
*   DISH Network Corp. Class A                                 48,643   3,063,050             0.0%
#*  Dixie Group, Inc. (The)                                    15,615     102,591             0.0%
    Dollar General Corp.                                      197,376  13,376,171             0.1%
#*  Dollar Tree, Inc.                                         118,179   7,739,543             0.1%
#   Domino's Pizza, Inc.                                       68,994   7,359,590             0.1%
#*  Dorman Products, Inc.                                      68,724   3,208,036             0.0%
    Dover Motorsports, Inc.                                     9,156      20,601             0.0%
    DR Horton, Inc.                                           309,405   9,108,883             0.1%
*   DreamWorks Animation SKG, Inc. Class A                    131,995   2,671,579             0.0%
#   Drew Industries, Inc.                                      76,472   4,575,320             0.0%
#   DSW, Inc. Class A                                         155,233   3,871,511             0.0%
#   Dunkin' Brands Group, Inc.                                117,288   4,856,896             0.0%
    Educational Development Corp.                               3,809      46,089             0.0%
*   Eldorado Resorts, Inc.                                     20,339     201,356             0.0%
*   Emerson Radio Corp.                                        26,350      32,937             0.0%
*   Emmis Communications Corp. Class A                          5,500       5,170             0.0%
*   Entercom Communications Corp. Class A                      44,205     488,023             0.0%
    Entravision Communications Corp. Class A                  208,573   1,827,099             0.0%
#   Escalade, Inc.                                             12,111     179,606             0.0%
    Ethan Allen Interiors, Inc.                                62,009   1,687,265             0.0%
#*  EVINE Live, Inc.                                           82,152     211,952             0.0%
#   EW Scripps Co. (The) Class A                              123,944   2,734,205             0.0%
    Expedia, Inc.                                              65,285   8,898,345             0.1%
#*  Express, Inc.                                             276,765   5,341,564             0.0%
#*  Famous Dave's Of America, Inc.                             10,924     125,735             0.0%
#*  Federal-Mogul Holdings Corp.                              149,931   1,161,965             0.0%
*   Fiesta Restaurant Group, Inc.                              40,900   1,446,224             0.0%
#   Finish Line, Inc. (The) Class A                           112,873   2,102,824             0.0%
#*  Five Below, Inc.                                           95,462   3,278,165             0.0%
#   Flanigan's Enterprises, Inc.                                1,000      26,250             0.0%
    Flexsteel Industries, Inc.                                  9,540     414,895             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Consumer Discretionary -- (Continued)
#   Foot Locker, Inc.                                           255,692 $17,323,133             0.1%
    Ford Motor Co.                                            3,584,736  53,089,940             0.4%
#*  Fossil Group, Inc.                                           79,097   4,303,668             0.0%
#*  Fox Factory Holding Corp.                                    21,774     386,488             0.0%
*   Francesca's Holdings Corp.                                   64,241     912,865             0.0%
#   Fred's, Inc. Class A                                        114,618   1,585,167             0.0%
#*  FTD Cos., Inc.                                               41,562   1,177,036             0.0%
#*  Fuel Systems Solutions, Inc.                                 40,800     253,776             0.0%
*   Full House Resorts, Inc.                                     19,925      28,094             0.0%
#*  G-III Apparel Group, Ltd.                                   113,694   6,263,402             0.1%
*   Gaiam, Inc. Class A                                          18,959     129,869             0.0%
#   GameStop Corp. Class A                                      325,566  14,998,826             0.1%
*   Gaming Partners International Corp.                           8,266      76,708             0.0%
#   Gannett Co., Inc.                                           163,855   2,592,186             0.0%
#   Gap, Inc. (The)                                             201,953   5,497,161             0.0%
#   Garmin, Ltd.                                                141,195   5,008,187             0.0%
    General Motors Co.                                        1,053,550  36,779,430             0.3%
*   Genesco, Inc.                                                49,263   3,086,327             0.0%
    Gentex Corp.                                                561,853   9,208,771             0.1%
*   Gentherm, Inc.                                              105,335   5,178,269             0.0%
#   Genuine Parts Co.                                           100,571   9,127,824             0.1%
    GNC Holdings, Inc. Class A                                  260,642   7,754,099             0.1%
    Goodyear Tire & Rubber Co. (The)                            378,702  12,436,574             0.1%
#*  GoPro, Inc. Class A                                         175,969   4,399,225             0.0%
#*  Gordmans Stores, Inc.                                        12,089      37,355             0.0%
    Graham Holdings Co. Class B                                  11,115   6,140,704             0.0%
#*  Grand Canyon Education, Inc.                                148,617   6,176,523             0.1%
*   Gray Television, Inc.                                       152,549   2,424,004             0.0%
*   Gray Television, Inc. Class A                                 3,160      45,251             0.0%
*   Green Brick Partners, Inc.                                    5,108      53,889             0.0%
#   Group 1 Automotive, Inc.                                     66,734   5,802,521             0.0%
#*  Groupon, Inc.                                               282,840   1,049,336             0.0%
#   Guess?, Inc.                                                175,700   3,698,485             0.0%
#   H&R Block, Inc.                                             123,489   4,601,200             0.0%
    Hanesbrands, Inc.                                           188,700   6,027,078             0.0%
#   Harley-Davidson, Inc.                                       234,305  11,586,382             0.1%
    Harman International Industries, Inc.                        69,773   7,672,239             0.1%
#   Harte-Hanks, Inc.                                           155,666     661,580             0.0%
#   Hasbro, Inc.                                                 52,585   4,040,106             0.0%
#   Haverty Furniture Cos., Inc.                                 41,148     963,275             0.0%
    Haverty Furniture Cos., Inc. Class A                          2,523      58,054             0.0%
#*  Helen of Troy, Ltd.                                          61,601   6,111,435             0.0%
*   Here Media, Inc.(427105101)                                     300          --             0.0%
*   Here Media, Inc.(427105200)                                     300          --             0.0%
#*  hhgregg, Inc.                                                53,331     287,987             0.0%
#*  Hibbett Sports, Inc.                                         53,369   1,823,085             0.0%
    Hilton Worldwide Holdings, Inc.                             281,826   7,042,832             0.1%
    Home Depot, Inc. (The)                                      286,801  35,460,076             0.2%
    Hooker Furniture Corp.                                       17,476     433,754             0.0%
*   Horizon Global Corp.                                         29,181     256,501             0.0%
#*  Houghton Mifflin Harcourt Co.                               187,781   3,678,630             0.0%
    HSN, Inc.                                                    82,540   5,105,099             0.0%

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U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  Hyatt Hotels Corp. Class A                                 31,138 $ 1,569,355             0.0%
#*  Iconix Brand Group, Inc.                                  111,831   1,713,251             0.0%
*   Installed Building Products, Inc.                          16,130     357,279             0.0%
    International Game Technology P.L.C.                       40,473     656,472             0.0%
    International Speedway Corp. Class A                       55,562   1,927,446             0.0%
    Interpublic Group of Cos., Inc. (The)                     455,767  10,450,737             0.1%
#   Interval Leisure Group, Inc.                              122,470   2,161,595             0.0%
*   Intrawest Resorts Holdings, Inc.                            1,541      13,807             0.0%
#*  iRobot Corp.                                               51,251   1,538,042             0.0%
*   Isle of Capri Casinos, Inc.                                34,965     668,880             0.0%
#*  ITT Educational Services, Inc.                             15,300      50,490             0.0%
*   J Alexander's Holdings, Inc.                               19,556     188,520             0.0%
    Jack in the Box, Inc.                                      60,844   4,534,703             0.0%
#*  JAKKS Pacific, Inc.                                        27,534     218,069             0.0%
#*  Jamba, Inc.                                                24,893     329,832             0.0%
*   Jarden Corp.                                               98,673   4,420,550             0.0%
#*  JC Penney Co., Inc.                                       611,822   5,610,408             0.0%
    John Wiley & Sons, Inc. Class A                           116,761   6,110,103             0.0%
    John Wiley & Sons, Inc. Class B                             7,502     393,330             0.0%
    Johnson Controls, Inc.                                    438,413  19,807,499             0.1%
    Johnson Outdoors, Inc. Class A                             19,561     419,192             0.0%
#   Journal Media Group, Inc.                                  52,971     648,365             0.0%
#*  K12, Inc.                                                  75,693     734,979             0.0%
#*  Kate Spade & Co.                                           98,037   1,761,725             0.0%
#   KB Home                                                   120,600   1,579,860             0.0%
#   Kirkland's, Inc.                                           62,926   1,446,669             0.0%
#   Kohl's Corp.                                              290,745  13,409,159             0.1%
*   Kona Grill, Inc.                                           11,997     164,959             0.0%
*   Koss Corp.                                                  4,495      11,282             0.0%
#*  Krispy Kreme Doughnuts, Inc.                              113,297   1,551,036             0.0%
    L Brands, Inc.                                             53,144   5,100,761             0.0%
*   La Quinta Holdings, Inc.                                  136,674   2,070,611             0.0%
    La-Z-Boy, Inc.                                            135,632   3,872,294             0.0%
*   Lakeland Industries, Inc.                                   7,818      96,552             0.0%
#*  Lands' End, Inc.                                           37,689     930,165             0.0%
#   Las Vegas Sands Corp.                                     123,731   6,125,922             0.0%
*   Lazare Kaplan International, Inc.                           3,667       5,409             0.0%
*   LeapFrog Enterprises, Inc.                                109,184      87,347             0.0%
    Lear Corp.                                                106,291  13,292,752             0.1%
#*  Lee Enterprises, Inc.                                      46,810      93,152             0.0%
    Leggett & Platt, Inc.                                      80,409   3,620,817             0.0%
#   Lennar Corp. Class A                                      145,530   7,286,687             0.1%
    Lennar Corp. Class B                                       29,753   1,232,964             0.0%
#   Libbey, Inc.                                               97,178   3,269,068             0.0%
*   Liberty Broadband Corp. Class A                            47,257   2,578,342             0.0%
*   Liberty Broadband Corp. Class B                             1,306      71,987             0.0%
*   Liberty Broadband Corp. Class C                           128,690   6,919,661             0.1%
*   Liberty Interactive Corp. Class B                           1,143      31,730             0.0%
*   Liberty Interactive Corp., QVC Group Class A              471,654  12,909,170             0.1%
*   Liberty Media Corp. Class A                                95,152   3,878,396             0.0%
*   Liberty Media Corp. Class B                                 5,224     213,427             0.0%
*   Liberty Media Corp. Class C                               195,276   7,645,055             0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Consumer Discretionary -- (Continued)
*   Liberty TripAdvisor Holdings, Inc. Class A                128,787 $ 4,016,867             0.0%
*   Liberty TripAdvisor Holdings, Inc. Class B                  1,138      36,974             0.0%
*   Liberty Ventures Series A                                 243,958  10,629,250             0.1%
#   Lifetime Brands, Inc.                                      20,096     308,876             0.0%
    Lions Gate Entertainment Corp.                            160,308   6,247,203             0.1%
#   Lithia Motors, Inc. Class A                                81,257   9,538,759             0.1%
#*  Live Nation Entertainment, Inc.                           401,206  10,944,900             0.1%
*   LKQ Corp.                                                 376,352  11,143,783             0.1%
*   Loral Space & Communications, Inc.                         27,747   1,240,568             0.0%
    Lowe's Cos., Inc.                                         315,012  23,257,336             0.2%
*   Luby's, Inc.                                               66,723     310,929             0.0%
#*  Lululemon Athletica, Inc.                                  39,721   1,953,082             0.0%
#*  Lumber Liquidators Holdings, Inc.                          34,916     482,539             0.0%
#*  M/I Homes, Inc.                                            73,907   1,696,166             0.0%
    Macy's, Inc.                                              166,133   8,469,460             0.1%
*   Madison Square Garden Co. (The) Class A                    41,685   7,440,772             0.1%
    Marcus Corp. (The)                                         30,027     621,259             0.0%
#   Marine Products Corp.                                      47,094     332,955             0.0%
#*  MarineMax, Inc.                                            51,336     811,109             0.0%
#   Marriott International, Inc. Class A                       66,204   5,083,143             0.0%
    Marriott Vacations Worldwide Corp.                         71,495   4,604,278             0.0%
*   Martha Stewart Living Omnimedia, Inc. Class A              60,321     364,339             0.0%
#   Mattel, Inc.                                              272,531   6,698,812             0.1%
#*  Mattress Firm Holding Corp.                                10,007     425,998             0.0%
*   McClatchy Co. (The) Class A                               119,920     166,689             0.0%
    McDonald's Corp.                                          283,387  31,810,191             0.2%
#   MDC Holdings, Inc.                                        148,640   3,863,154             0.0%
#*  Media General, Inc.                                        96,518   1,434,257             0.0%
    Men's Wearhouse, Inc. (The)                                93,396   3,733,972             0.0%
#   Meredith Corp.                                             91,198   4,288,130             0.0%
*   Meritage Homes Corp.                                      121,987   4,301,262             0.0%
*   MGM Resorts International                                 497,634  11,540,132             0.1%
*   Michael Kors Holdings, Ltd.                                79,727   3,080,651             0.0%
#*  Michaels Cos., Inc. (The)                                  68,670   1,605,505             0.0%
*   Modine Manufacturing Co.                                  109,929     920,106             0.0%
*   Mohawk Industries, Inc.                                    63,993  12,510,631             0.1%
*   Monarch Casino & Resort, Inc.                              27,593     605,390             0.0%
#   Monro Muffler Brake, Inc.                                  67,634   5,016,414             0.0%
#*  Motorcar Parts of America, Inc.                            40,752   1,371,712             0.0%
#   Movado Group, Inc.                                         33,112     852,303             0.0%
*   MSG Networks, Inc. Class A                                125,055   2,566,129             0.0%
*   Murphy USA, Inc.                                          156,978   9,633,740             0.1%
    NACCO Industries, Inc. Class A                             12,637     566,517             0.0%
#   Nathan's Famous, Inc.                                       7,706     307,007             0.0%
    National CineMedia, Inc.                                  109,899   1,560,566             0.0%
*   Nautilus, Inc.                                            123,599   2,106,127             0.0%
#*  Netflix, Inc.                                              54,887   5,948,653             0.0%
#*  Nevada Gold & Casinos, Inc.                                 1,100       1,925             0.0%
*   New York & Co., Inc.                                      111,142     291,192             0.0%
#   New York Times Co. (The) Class A                          304,490   4,043,627             0.0%
    Newell Rubbermaid, Inc.                                   117,125   4,969,614             0.0%
    News Corp. Class A                                        344,974   5,312,600             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Consumer Discretionary -- (Continued)
#   News Corp. Class B                                          150,090 $ 2,323,393             0.0%
    Nexstar Broadcasting Group, Inc. Class A                     58,521   3,115,073             0.0%
    NIKE, Inc. Class B                                          122,264  16,020,252             0.1%
*   Nobility Homes, Inc.                                          2,557      28,779             0.0%
#   Nordstrom, Inc.                                              99,692   6,500,915             0.1%
*   Norwegian Cruise Line Holdings, Ltd.                        236,620  15,053,764             0.1%
    Nutrisystem, Inc.                                            66,449   1,536,965             0.0%
*   NVR, Inc.                                                     6,499  10,643,802             0.1%
*   O'Reilly Automotive, Inc.                                    50,292  13,893,668             0.1%
*   Office Depot, Inc.                                        1,179,442   8,987,348             0.1%
#   Omnicom Group, Inc.                                         127,104   9,522,632             0.1%
#   Outerwall, Inc.                                              48,358   2,901,480             0.0%
#*  Overstock.com, Inc.                                          21,548     337,442             0.0%
    Oxford Industries, Inc.                                      54,040   3,935,193             0.0%
*   P&F Industries, Inc. Class A                                  2,869      28,977             0.0%
#*  Pacific Sunwear of California, Inc.                          84,041      22,506             0.0%
#*  Panera Bread Co. Class A                                     52,829   9,370,280             0.1%
#   Papa John's International, Inc.                              72,472   5,085,360             0.0%
#*  Papa Murphy's Holdings, Inc.                                  2,107      29,098             0.0%
#*  Penn National Gaming, Inc.                                  100,413   1,793,376             0.0%
#   Penske Automotive Group, Inc.                               245,745  12,002,186             0.1%
*   Pep Boys-Manny, Moe & Jack (The)                            105,811   1,591,397             0.0%
*   Perfumania Holdings, Inc.                                     6,982      26,043             0.0%
*   Perry Ellis International, Inc.                              25,247     542,053             0.0%
#   PetMed Express, Inc.                                         32,127     540,376             0.0%
#   Pier 1 Imports, Inc.                                        145,332   1,078,363             0.0%
*   Pinnacle Entertainment, Inc.                                 85,467   2,992,200             0.0%
#   Polaris Industries, Inc.                                     30,288   3,402,554             0.0%
    Pool Corp.                                                   68,372   5,575,053             0.0%
#*  Popeyes Louisiana Kitchen, Inc.                              42,369   2,391,306             0.0%
#*  Potbelly Corp.                                                1,676      18,771             0.0%
*   Priceline Group, Inc. (The)                                  13,269  19,296,311             0.1%
#   PulteGroup, Inc.                                            412,338   7,558,156             0.1%
    PVH Corp.                                                    67,841   6,170,139             0.1%
*   QEP Co., Inc.                                                   670      11,390             0.0%
#*  Radio One, Inc. Class D                                      33,982      73,061             0.0%
    Ralph Lauren Corp.                                           67,278   7,452,384             0.1%
*   RCI Hospitality Holdings, Inc.                               15,909     158,135             0.0%
*   Reading International, Inc. Class A                          18,493     286,641             0.0%
*   Reading International, Inc. Class B                             300       4,584             0.0%
*   Red Lion Hotels Corp.                                        26,248     214,971             0.0%
#*  Red Robin Gourmet Burgers, Inc.                              40,098   3,002,939             0.0%
#   Regal Entertainment Group Class A                           148,085   2,869,887             0.0%
#*  Regis Corp.                                                  95,455   1,576,917             0.0%
    Remy International, Inc.                                     27,839     820,972             0.0%
#   Rent-A-Center, Inc.                                         103,534   1,903,990             0.0%
#*  Rentrak Corp.                                                11,567     638,267             0.0%
#   Restaurant Brands International, Inc.                        33,922   1,362,308             0.0%
#*  Restoration Hardware Holdings, Inc.                          60,607   6,247,976             0.1%
    Rocky Brands, Inc.                                           11,845     151,024             0.0%
    Ross Stores, Inc.                                           186,980   9,457,448             0.1%
    Royal Caribbean Cruises, Ltd.                               237,748  23,382,516             0.2%

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U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Consumer Discretionary -- (Continued)
*   Ruby Tuesday, Inc.                                        132,251 $   691,673             0.0%
#   Ruth's Hospitality Group, Inc.                            119,509   1,853,585             0.0%
#   Saga Communications, Inc. Class A                           5,094     219,144             0.0%
    Salem Media Group, Inc.                                    21,782     137,009             0.0%
*   Sally Beauty Holdings, Inc.                               151,660   3,565,527             0.0%
#   Scholastic Corp.                                           43,619   1,782,709             0.0%
#*  Scientific Games Corp. Class A                             51,621     572,477             0.0%
#   Scripps Networks Interactive, Inc. Class A                 44,366   2,665,509             0.0%
#   SeaWorld Entertainment, Inc.                              309,408   6,166,501             0.0%
*   Select Comfort Corp.                                      137,589   2,916,887             0.0%
    Service Corp. International                               503,444  14,227,327             0.1%
*   ServiceMaster Global Holdings, Inc.                       115,073   4,102,352             0.0%
*   Shiloh Industries, Inc.                                    30,924     233,167             0.0%
#   Shoe Carnival, Inc.                                        38,670     868,915             0.0%
#*  Shutterfly, Inc.                                           68,597   2,861,181             0.0%
    Signet Jewelers, Ltd.                                     107,218  16,183,485             0.1%
#   Sinclair Broadcast Group, Inc. Class A                    129,776   3,894,578             0.0%
#*  Sirius XM Holdings, Inc.                                  520,537   2,123,791             0.0%
#   Six Flags Entertainment Corp.                             147,364   7,668,823             0.1%
*   Sizmek, Inc.                                               46,642     276,587             0.0%
*   Skechers U.S.A., Inc. Class A                             217,596   6,788,995             0.1%
#*  Skullcandy, Inc.                                           32,538     182,213             0.0%
#*  Skyline Corp.                                              10,884      38,094             0.0%
*   Smith & Wesson Holding Corp.                              124,170   2,217,676             0.0%
#   Sonic Automotive, Inc. Class A                             96,383   2,403,792             0.0%
    Sonic Corp.                                                97,205   2,774,231             0.0%
#   Sotheby's                                                 148,888   5,158,969             0.0%
*   Spanish Broadcasting System, Inc. Class A                   2,346      13,396             0.0%
#   Spartan Motors, Inc.                                       47,982     198,166             0.0%
#   Speedway Motorsports, Inc.                                 68,022   1,256,366             0.0%
*   Sportsman's Warehouse Holdings, Inc.                       14,488     155,891             0.0%
#   Stage Stores, Inc.                                         88,805     864,073             0.0%
    Standard Motor Products, Inc.                              58,150   2,573,137             0.0%
*   Stanley Furniture Co., Inc.                                15,342      43,111             0.0%
    Staples, Inc.                                             496,764   6,452,964             0.1%
    Starbucks Corp.                                           321,182  20,096,358             0.1%
    Starwood Hotels & Resorts Worldwide, Inc.                  62,072   4,957,691             0.0%
*   Starz Class A                                             152,168   5,099,150             0.0%
*   Starz Class B                                               5,024     167,299             0.0%
#   Stein Mart, Inc.                                          137,185   1,215,459             0.0%
*   Steiner Leisure, Ltd.                                      24,796   1,571,075             0.0%
#*  Steven Madden, Ltd.                                       173,447   6,044,628             0.0%
*   Stoneridge, Inc.                                           65,637     832,934             0.0%
#   Strattec Security Corp.                                     5,021     300,356             0.0%
*   Strayer Education, Inc.                                    26,454   1,399,946             0.0%
    Sturm Ruger & Co., Inc.                                    39,098   2,226,240             0.0%
    Superior Industries International, Inc.                    46,522     915,553             0.0%
    Superior Uniform Group, Inc.                               25,866     440,757             0.0%
    Sypris Solutions, Inc.                                     26,299      19,724             0.0%
#*  Systemax, Inc.                                             51,897     481,085             0.0%
*   Tandy Leather Factory, Inc.                                25,740     195,367             0.0%
    Target Corp.                                              395,060  30,490,731             0.2%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  Taylor Morrison Home Corp. Class A                         53,443 $   984,954             0.0%
    TEGNA, Inc.                                               309,121   8,358,632             0.1%
#*  Tempur Sealy International, Inc.                           68,968   5,368,469             0.0%
*   Tenneco, Inc.                                             131,718   7,453,922             0.1%
#*  Tesla Motors, Inc.                                         10,466   2,165,729             0.0%
#   Texas Roadhouse, Inc.                                     173,373   5,955,363             0.0%
#   Thor Industries, Inc.                                     126,661   6,849,827             0.1%
#   Tiffany & Co.                                             118,291   9,751,910             0.1%
*   Tilly's, Inc. Class A                                      15,774     114,992             0.0%
    Time Warner Cable, Inc.                                   205,377  38,898,404             0.3%
    Time Warner, Inc.                                         853,224  64,281,896             0.4%
#   Time, Inc.                                                130,716   2,428,703             0.0%
    TJX Cos., Inc. (The)                                      152,101  11,132,272             0.1%
*   Toll Brothers, Inc.                                       303,846  10,929,341             0.1%
*   TopBuild Corp.                                             19,873     559,027             0.0%
*   Tower International, Inc.                                  44,744   1,229,118             0.0%
#*  Town Sports International Holdings, Inc.                   30,008      87,323             0.0%
#   Tractor Supply Co.                                         95,125   8,788,599             0.1%
*   Trans World Entertainment Corp.                             1,798       6,832             0.0%
*   TRI Pointe Group, Inc.                                    132,248   1,716,579             0.0%
#*  TripAdvisor, Inc.                                          53,030   4,442,853             0.0%
#*  Tuesday Morning Corp.                                      75,510     408,509             0.0%
#*  Tumi Holdings, Inc.                                       151,353   2,426,189             0.0%
#   Tupperware Brands Corp.                                    55,332   3,257,395             0.0%
    Twenty-First Century Fox, Inc. Class A                    453,492  13,917,669             0.1%
    Twenty-First Century Fox, Inc. Class B                    158,247   4,886,667             0.0%
#*  Ulta Salon Cosmetics & Fragrance, Inc.                     39,676   6,902,037             0.1%
#*  Under Armour, Inc. Class A                                 47,020   4,470,662             0.0%
*   Unifi, Inc.                                                29,133     891,178             0.0%
#*  Universal Electronics, Inc.                                32,327   1,537,795             0.0%
    Universal Technical Institute, Inc.                        35,790     152,107             0.0%
#*  Urban Outfitters, Inc.                                    311,391   8,905,783             0.1%
*   US Auto Parts Network, Inc.                                39,333      80,633             0.0%
    Vail Resorts, Inc.                                         85,483   9,759,594             0.1%
    VF Corp.                                                   98,656   6,661,253             0.1%
    Viacom, Inc. Class A                                        4,120     211,480             0.0%
    Viacom, Inc. Class B                                      112,173   5,531,251             0.0%
*   Vista Outdoor, Inc.                                       120,179   5,374,405             0.0%
*   Visteon Corp.                                             115,375  12,583,951             0.1%
*   Vitamin Shoppe, Inc.                                       66,939   1,920,480             0.0%
#*  VOXX International Corp.                                   45,251     233,495             0.0%
*   Walking Co. Holdings, Inc. (The)                              329       1,727             0.0%
    Walt Disney Co. (The)                                     788,924  89,732,216             0.6%
*   WCI Communities, Inc.                                      11,593     276,957             0.0%
#*  Weight Watchers International, Inc.                        34,160     525,381             0.0%
#   Wendy's Co. (The)                                         860,065   7,878,195             0.1%
#*  West Marine, Inc.                                          37,025     376,914             0.0%
#   Weyco Group, Inc.                                          12,731     361,433             0.0%
    Whirlpool Corp.                                            92,548  14,820,637             0.1%
#*  William Lyon Homes Class A                                 28,318     604,306             0.0%
#   Williams-Sonoma, Inc.                                      75,116   5,539,805             0.0%
#   Winmark Corp.                                               6,064     610,948             0.0%

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U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                               SHARES       VALUE+     OF NET ASSETS**
                                                              --------- -------------- ---------------
Consumer Discretionary -- (Continued)
#   Winnebago Industries, Inc.                                   87,847 $    1,843,909             0.0%
    Wolverine World Wide, Inc.                                  232,475      4,317,061             0.0%
#   Wyndham Worldwide Corp.                                      98,857      8,042,017             0.1%
#   Wynn Resorts, Ltd.                                           19,658      1,375,077             0.0%
    Yum! Brands, Inc.                                            93,374      6,621,150             0.1%
*   Zagg, Inc.                                                   74,118        628,521             0.0%
#*  Zumiez, Inc.                                                 83,902      1,466,607             0.0%
                                                                        --------------            ----
Total Consumer Discretionary                                             2,313,220,711            15.2%
                                                                        --------------            ----
Consumer Staples -- (6.0%)
#   Alico, Inc.                                                  13,299        567,734             0.0%
*   Alliance One International, Inc.                             16,553        291,333             0.0%
    Altria Group, Inc.                                          431,680     26,103,690             0.2%
#   Andersons, Inc. (The)                                        52,724      1,866,430             0.0%
    Archer-Daniels-Midland Co.                                  373,314     17,045,517             0.1%
#   Avon Products, Inc.                                         122,826        494,989             0.0%
#   B&G Foods, Inc.                                             177,956      6,458,023             0.1%
#*  Boston Beer Co., Inc. (The) Class A                          14,562      3,197,670             0.0%
#*  Boulder Brands, Inc.                                        102,551        908,602             0.0%
#*  Bridgford Foods Corp.                                         7,329         65,228             0.0%
#   Brown-Forman Corp. Class A                                   19,844      2,277,099             0.0%
#   Brown-Forman Corp. Class B                                   31,515      3,346,263             0.0%
    Bunge, Ltd.                                                 155,827     11,369,138             0.1%
#   Cal-Maine Foods, Inc.                                        94,360      5,044,486             0.0%
#   Calavo Growers, Inc.                                         39,512      2,031,312             0.0%
#   Campbell Soup Co.                                           147,291      7,480,910             0.1%
#   Casey's General Stores, Inc.                                115,944     12,315,572             0.1%
*   CCA Industries, Inc.                                          5,962         22,596             0.0%
*   Central Garden & Pet Co.                                     26,310        418,592             0.0%
#*  Central Garden & Pet Co. Class A                             82,377      1,390,524             0.0%
#*  Chefs' Warehouse, Inc. (The)                                 16,785        254,293             0.0%
    Church & Dwight Co., Inc.                                    80,822      6,957,966             0.1%
#   Clorox Co. (The)                                             61,939      7,552,842             0.1%
#   Coca-Cola Bottling Co. Consolidated                          22,089      4,665,418             0.0%
    Coca-Cola Co. (The)                                       1,031,040     43,664,544             0.3%
    Coca-Cola Enterprises, Inc.                                 181,972      9,342,442             0.1%
*   Coffee Holding Co., Inc.                                      5,400         22,950             0.0%
    Colgate-Palmolive Co.                                       191,018     12,674,044             0.1%
    ConAgra Foods, Inc.                                         300,325     12,178,179             0.1%
    Constellation Brands, Inc. Class A                           99,927     13,470,160             0.1%
    Constellation Brands, Inc. Class B                            5,100        689,112             0.0%
    Costco Wholesale Corp.                                      109,655     17,338,649             0.1%
    Coty, Inc. Class A                                           48,823      1,413,426             0.0%
#*  Craft Brew Alliance, Inc.                                    26,133        200,179             0.0%
#*  Crimson Wine Group, Ltd.                                     24,913        227,207             0.0%
    CVS Health Corp.                                            785,024     77,544,671             0.5%
*   Darling Ingredients, Inc.                                   272,221      2,754,876             0.0%
#   Dean Foods Co.                                              205,408      3,719,939             0.0%
#*  Diamond Foods, Inc.                                          56,994      2,258,102             0.0%
    Dr Pepper Snapple Group, Inc.                               124,541     11,130,229             0.1%
    Edgewell Personal Care Co.                                   62,603      5,303,100             0.0%
    Energizer Holdings, Inc.                                     50,428      2,159,831             0.0%

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U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Consumer Staples -- (Continued)
    Estee Lauder Cos., Inc. (The) Class A                      44,234 $ 3,559,068             0.0%
#*  Fairway Group Holdings Corp.                                2,185       2,535             0.0%
*   Farmer Bros Co.                                            32,361     918,405             0.0%
    Flowers Foods, Inc.                                       367,677   9,927,279             0.1%
#   Fresh Del Monte Produce, Inc.                             129,685   5,917,526             0.0%
#*  Fresh Market, Inc. (The)                                   18,803     468,571             0.0%
    General Mills, Inc.                                       169,174   9,830,701             0.1%
    Golden Enterprises, Inc.                                    9,888      40,343             0.0%
#*  Hain Celestial Group, Inc. (The)                          135,870   6,773,119             0.1%
#*  Herbalife, Ltd.                                            93,162   5,220,798             0.0%
    Hershey Co. (The)                                          23,910   2,120,578             0.0%
#   Hormel Foods Corp.                                        200,807  13,564,513             0.1%
#*  HRG Group, Inc.                                           155,466   2,091,018             0.0%
#   Ingles Markets, Inc. Class A                               37,745   1,884,985             0.0%
    Ingredion, Inc.                                           161,694  15,370,632             0.1%
#   Inter Parfums, Inc.                                        54,729   1,511,615             0.0%
#*  Inventure Foods, Inc.                                      11,729     101,573             0.0%
    J&J Snack Foods Corp.                                      47,146   5,789,057             0.0%
    JM Smucker Co. (The)                                       95,784  11,244,084             0.1%
    John B. Sanfilippo & Son, Inc.                              9,776     632,703             0.0%
    Kellogg Co.                                                72,936   5,143,447             0.0%
#   Keurig Green Mountain, Inc.                                30,280   1,536,710             0.0%
    Kimberly-Clark Corp.                                       75,775   9,071,025             0.1%
    Kraft Heinz Co. (The)                                     185,631  14,473,649             0.1%
    Kroger Co. (The)                                          431,688  16,317,806             0.1%
    Lancaster Colony Corp.                                     54,195   6,163,055             0.1%
#*  Landec Corp.                                               59,742     734,827             0.0%
#*  Lifeway Foods, Inc.                                         8,037      91,220             0.0%
#   Limoneira Co.                                               2,051      32,529             0.0%
*   Mannatech, Inc.                                             2,600      64,532             0.0%
    McCormick & Co., Inc.(579780107)                            3,330     279,936             0.0%
#   McCormick & Co., Inc.(579780206)                           51,335   4,311,113             0.0%
    Mead Johnson Nutrition Co.                                100,437   8,235,834             0.1%
#*  Medifast, Inc.                                             48,771   1,364,125             0.0%
    MGP Ingredients, Inc.                                      25,971     450,077             0.0%
    Molson Coors Brewing Co. Class A                            1,020      89,658             0.0%
    Molson Coors Brewing Co. Class B                          129,502  11,409,126             0.1%
    Mondelez International, Inc. Class A                      774,979  35,773,031             0.2%
*   Monster Beverage Corp.                                     76,301  10,401,352             0.1%
*   National Beverage Corp.                                    59,630   2,244,473             0.0%
*   Natural Alternatives International, Inc.                    7,028      41,535             0.0%
#*  Natural Grocers by Vitamin Cottage, Inc.                   11,026     264,073             0.0%
#   Natural Health Trends Corp.                                10,594     521,860             0.0%
#   Nature's Sunshine Products, Inc.                              400       4,740             0.0%
#   Nu Skin Enterprises, Inc. Class A                         118,540   4,529,413             0.0%
#*  Nutraceutical International Corp.                          14,920     365,540             0.0%
#*  Ocean Bio-Chem, Inc.                                        3,100       9,207             0.0%
#   Oil-Dri Corp. of America                                   10,212     320,453             0.0%
#*  Omega Protein Corp.                                        52,838     961,652             0.0%
#   Orchids Paper Products Co.                                  7,292     213,728             0.0%
    PepsiCo, Inc.                                             441,915  45,159,294             0.3%
    Philip Morris International, Inc.                         293,136  25,913,222             0.2%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                               SHARES       VALUE+     OF NET ASSETS**
                                                              --------- -------------- ---------------
Consumer Staples -- (Continued)
#   Pilgrim's Pride Corp.                                       167,255 $    3,176,172             0.0%
    Pinnacle Foods, Inc.                                        301,283     13,280,555             0.1%
#*  Post Holdings, Inc.                                         147,180      9,459,259             0.1%
#   Pricesmart, Inc.                                             52,211      4,489,102             0.0%
*   Primo Water Corp.                                             1,360         11,968             0.0%
    Procter & Gamble Co. (The)                                1,622,423    123,920,669             0.8%
#*  Revlon, Inc. Class A                                         60,604      1,901,147             0.0%
    Reynolds American, Inc.                                     263,115     12,713,717             0.1%
#*  Rite Aid Corp.                                              664,334      5,234,952             0.0%
    Rocky Mountain Chocolate Factory, Inc.                       10,758        118,983             0.0%
#   Sanderson Farms, Inc.                                        87,476      6,080,457             0.1%
*   Seaboard Corp.                                                1,240      4,176,320             0.0%
#*  Seneca Foods Corp. Class A                                   13,971        407,674             0.0%
*   Seneca Foods Corp. Class B                                    1,999         63,098             0.0%
#   Snyder's-Lance, Inc.                                        139,842      4,969,985             0.0%
    SpartanNash Co.                                              75,787      2,114,457             0.0%
#   Spectrum Brands Holdings, Inc.                              123,149     11,803,832             0.1%
#*  Sprouts Farmers Market, Inc.                                 98,842      2,014,400             0.0%
#*  SUPERVALU, Inc.                                             500,340      3,287,234             0.0%
    Sysco Corp.                                                 137,385      5,667,131             0.0%
#*  Tofutti Brands, Inc.                                          1,645          7,254             0.0%
#   Tootsie Roll Industries, Inc.                                63,681      2,021,235             0.0%
#*  TreeHouse Foods, Inc.                                       102,213      8,753,521             0.1%
#   Tyson Foods, Inc. Class A                                   384,652     17,063,163             0.1%
#*  United Natural Foods, Inc.                                   92,567      4,670,005             0.0%
    United-Guardian, Inc.                                         4,655         87,654             0.0%
#   Universal Corp.                                              35,612      1,923,404             0.0%
#*  USANA Health Sciences, Inc.                                  22,158      2,849,519             0.0%
#   Vector Group, Ltd.                                          162,929      3,951,028             0.0%
    Village Super Market, Inc. Class A                           12,227        306,409             0.0%
    Wal-Mart Stores, Inc.                                       979,771     56,082,092             0.4%
    Walgreens Boots Alliance, Inc.                              469,206     39,732,364             0.3%
#   WD-40 Co.                                                    27,552      2,633,420             0.0%
#   Weis Markets, Inc.                                           43,824      1,802,919             0.0%
#*  WhiteWave Foods Co. (The)                                   175,863      7,206,866             0.1%
    Whole Foods Market, Inc.                                    120,144      3,599,514             0.0%
                                                                        --------------             ---
Total Consumer Staples                                                   1,009,260,691             6.6%
                                                                        --------------             ---
Energy -- (7.9%)
#*  Abraxas Petroleum Corp.                                      78,548        124,891             0.0%
    Adams Resources & Energy, Inc.                                7,057        313,754             0.0%
#   Alon USA Energy, Inc.                                       183,079      3,066,573             0.0%
    Anadarko Petroleum Corp.                                    258,184     17,267,346             0.1%
#*  Antero Resources Corp.                                       56,900      1,341,133             0.0%
#   Apache Corp.                                                292,115     13,767,380             0.1%
#*  Approach Resources, Inc.                                     49,529        116,888             0.0%
#*  Arch Coal, Inc.                                              33,437         50,156             0.0%
#   Atwood Oceanics, Inc.                                       190,924      3,159,792             0.0%
    Baker Hughes, Inc.                                          223,782     11,788,836             0.1%
*   Barnwell Industries, Inc.                                    10,714         22,607             0.0%
#*  Basic Energy Services, Inc.                                 122,243        453,522             0.0%
#*  Bill Barrett Corp.                                           91,309        444,675             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                               SHARES      VALUE+    OF NET ASSETS**
                                                              --------- ------------ ---------------
Energy -- (Continued)
#*  Bonanza Creek Energy, Inc.                                  134,250 $    763,883             0.0%
#   Bristow Group, Inc.                                          59,800    2,076,854             0.0%
#*  C&J Energy Services, Ltd.                                   110,752      552,652             0.0%
    Cabot Oil & Gas Corp.                                       374,944    8,140,034             0.1%
#   California Resources Corp.                                  469,571    1,897,067             0.0%
*   Callon Petroleum Co.                                        207,673    1,802,602             0.0%
*   Cameron International Corp.                                 207,875   14,137,579             0.1%
#   CARBO Ceramics, Inc.                                         30,729      538,372             0.0%
#*  Carrizo Oil & Gas, Inc.                                     132,294    4,978,223             0.0%
    Cheniere Energy Partners L.P. Holdings LLC                    1,400       27,552             0.0%
*   Cheniere Energy, Inc.                                       109,205    5,407,832             0.0%
#   Chesapeake Energy Corp.                                     707,022    5,041,067             0.0%
    Chevron Corp.                                             1,126,532  102,379,228             0.7%
    Cimarex Energy Co.                                          124,185   14,661,281             0.1%
#*  Clayton Williams Energy, Inc.                                33,345    1,986,362             0.0%
#*  Clean Energy Fuels Corp.                                    131,913      745,308             0.0%
#*  Cloud Peak Energy, Inc.                                     125,690      373,299             0.0%
#*  Cobalt International Energy, Inc.                           651,818    4,999,444             0.0%
    Columbia Pipeline Group, Inc.                               121,201    2,517,345             0.0%
#   Comstock Resources, Inc.                                     79,403      182,627             0.0%
*   Concho Resources, Inc.                                       99,872   11,576,164             0.1%
    ConocoPhillips                                              950,468   50,707,468             0.3%
#   CONSOL Energy, Inc.                                         135,371      901,571             0.0%
*   Contango Oil & Gas Co.                                       32,204      246,361             0.0%
#*  Continental Resources, Inc.                                 199,438    6,762,943             0.1%
#   Core Laboratories NV                                         53,838    6,262,975             0.1%
#   CVR Energy, Inc.                                             92,836    4,127,489             0.0%
*   Dawson Geophysical Co.                                       34,111      110,861             0.0%
    Delek US Holdings, Inc.                                     168,449    4,581,813             0.0%
#   Denbury Resources, Inc.                                     499,103    1,766,825             0.0%
    Devon Energy Corp.                                          210,614    8,831,045             0.1%
    DHT Holdings, Inc.                                          144,794    1,138,081             0.0%
#   Diamond Offshore Drilling, Inc.                             240,278    4,776,727             0.0%
#*  Diamondback Energy, Inc.                                    153,213   11,313,248             0.1%
#*  Dorian LPG, Ltd.                                              3,715       43,763             0.0%
#*  Dril-Quip, Inc.                                              81,565    5,021,141             0.0%
#*  Emerald Oil, Inc.                                             4,784        9,759             0.0%
    Energen Corp.                                                79,495    4,622,634             0.0%
#   Energy XXI, Ltd.                                            165,536      286,377             0.0%
*   ENGlobal Corp.                                               27,850       28,964             0.0%
    EnLink Midstream LLC                                        107,439    2,116,548             0.0%
    EOG Resources, Inc.                                         548,973   47,129,332             0.3%
#*  EP Energy Corp. Class A                                      75,026      413,393             0.0%
    EQT Corp.                                                    56,923    3,760,903             0.0%
*   Era Group, Inc.                                              46,904      652,435             0.0%
    Evolution Petroleum Corp.                                    23,938      165,172             0.0%
    Exterran Holdings, Inc.                                     108,389    2,356,377             0.0%
    Exxon Mobil Corp.                                         3,402,966  281,561,407             1.9%
#*  FieldPoint Petroleum Corp.                                    9,928       14,098             0.0%
*   FMC Technologies, Inc.                                      307,578   10,405,364             0.1%
*   Forum Energy Technologies, Inc.                              49,222      652,192             0.0%
#   GasLog, Ltd.                                                 71,226      824,085             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Energy -- (Continued)
#*  Gastar Exploration, Inc.                                    174,422 $   273,843             0.0%
#*  Geospace Technologies Corp.                                  18,034     277,002             0.0%
    Green Plains, Inc.                                           69,330   1,421,958             0.0%
    Gulf Island Fabrication, Inc.                                22,399     226,454             0.0%
#   Gulfmark Offshore, Inc. Class A                              47,667     297,442             0.0%
*   Gulfport Energy Corp.                                       215,605   6,569,484             0.1%
#*  Halcon Resources Corp.                                      130,632      91,586             0.0%
    Halliburton Co.                                             734,548  28,191,952             0.2%
#*  Harvest Natural Resources, Inc.                              65,844      65,186             0.0%
*   Helix Energy Solutions Group, Inc.                          240,621   1,390,789             0.0%
#   Helmerich & Payne, Inc.                                     262,873  14,791,864             0.1%
    Hess Corp.                                                  283,559  15,938,851             0.1%
*   HKN, Inc.                                                       278       7,784             0.0%
    HollyFrontier Corp.                                         249,119  12,199,357             0.1%
#*  Hornbeck Offshore Services, Inc.                             67,568     912,844             0.0%
#*  ION Geophysical Corp.                                       274,554     101,585             0.0%
#*  Jones Energy, Inc. Class A                                    1,842       9,468             0.0%
#*  Key Energy Services, Inc.                                   362,918     190,677             0.0%
    Kinder Morgan, Inc.                                       1,005,379  27,497,116             0.2%
#*  Kosmos Energy, Ltd.                                         389,900   2,659,118             0.0%
#*  Laredo Petroleum Holdings, Inc.                             196,940   2,260,871             0.0%
#   LinnCo LLC                                                  160,189     371,638             0.0%
#   Marathon Oil Corp.                                          742,802  13,652,701             0.1%
    Marathon Petroleum Corp.                                    599,359  31,046,796             0.2%
#*  Matador Resources Co.                                       205,545   5,284,562             0.0%
#*  Matrix Service Co.                                           67,260   1,526,802             0.0%
#*  McDermott International, Inc.                               345,195   1,591,349             0.0%
#*  Memorial Resource Development Corp.                         198,424   3,510,121             0.0%
*   Mexco Energy Corp.                                            2,059       5,992             0.0%
#*  Mitcham Industries, Inc.                                     18,174      80,693             0.0%
#   Murphy Oil Corp.                                            169,636   4,822,751             0.0%
    Nabors Industries, Ltd.                                     743,918   7,468,937             0.1%
#   National Oilwell Varco, Inc.                                231,224   8,703,271             0.1%
*   Natural Gas Services Group, Inc.                             20,618     464,317             0.0%
*   Newfield Exploration Co.                                    361,295  14,520,446             0.1%
#*  Newpark Resources, Inc.                                     173,715     983,227             0.0%
#   Noble Corp. P.L.C.                                          445,088   5,995,335             0.1%
    Noble Energy, Inc.                                          537,484  19,263,427             0.1%
#*  Nordic American Offshore, Ltd.                                   78         470             0.0%
#   Nordic American Tankers, Ltd.                                 9,013     137,719             0.0%
#*  Northern Oil and Gas, Inc.                                  123,983     624,874             0.0%
#*  Nuverra Environmental Solutions, Inc.                        40,056      68,095             0.0%
#*  Oasis Petroleum, Inc.                                       203,614   2,368,031             0.0%
    Occidental Petroleum Corp.                                  378,002  28,176,269             0.2%
    Oceaneering International, Inc.                             133,251   5,599,207             0.1%
*   Oil States International, Inc.                              129,130   3,875,191             0.0%
#   ONEOK, Inc.                                                 192,630   6,534,010             0.1%
*   Overseas Shipholding Group, Inc. Class B                     43,852     153,482             0.0%
#   Panhandle Oil and Gas, Inc. Class A                          39,506     726,120             0.0%
#*  Par Pacific Holdings, Inc.                                    5,164     117,739             0.0%
#   Paragon Offshore P.L.C.                                      89,260      21,422             0.0%
#*  Parker Drilling Co.                                         252,886     723,254             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Energy -- (Continued)
#*  Parsley Energy, Inc. Class A                                 92,178 $ 1,634,316             0.0%
#   Patterson-UTI Energy, Inc.                                  406,334   6,050,313             0.1%
#   PBF Energy, Inc. Class A                                    215,532   7,328,088             0.1%
#*  PDC Energy, Inc.                                            121,118   7,308,260             0.1%
#   Peabody Energy Corp.                                         27,036     345,790             0.0%
#*  Penn Virginia Corp.                                          72,239      44,709             0.0%
*   PetroQuest Energy, Inc.                                     255,064     285,672             0.0%
*   PHI, Inc.(69336T106)                                          2,686      48,321             0.0%
*   PHI, Inc.(69336T205)                                         20,171     384,056             0.0%
    Phillips 66                                                 356,413  31,738,578             0.2%
*   Pioneer Energy Services Corp.                               103,030     237,999             0.0%
    Pioneer Natural Resources Co.                                96,217  13,195,199             0.1%
    QEP Resources, Inc.                                         351,335   5,431,639             0.0%
#   Range Resources Corp.                                       183,607   5,588,997             0.0%
#*  Renewable Energy Group, Inc.                                 97,505     769,314             0.0%
#*  REX American Resources Corp.                                 14,981     822,607             0.0%
#*  Rex Energy Corp.                                            120,928     273,297             0.0%
*   Rice Energy, Inc.                                            98,258   1,499,417             0.0%
#*  RigNet, Inc.                                                 22,097     662,910             0.0%
    Rowan Cos. P.L.C. Class A                                   293,192   5,770,019             0.1%
#   RPC, Inc.                                                   412,117   4,545,651             0.0%
#*  RSP Permian, Inc.                                            11,292     309,627             0.0%
#*  SandRidge Energy, Inc.                                      385,145     142,619             0.0%
    Schlumberger, Ltd.                                        1,027,329  80,296,035             0.5%
#   Scorpio Tankers, Inc.                                       488,292   4,453,223             0.0%
#*  SEACOR Holdings, Inc.                                        46,289   2,704,203             0.0%
    SemGroup Corp. Class A                                       93,855   4,275,095             0.0%
#*  Seventy Seven Energy, Inc.                                   59,974      68,370             0.0%
#   Ship Finance International, Ltd.                            143,470   2,451,902             0.0%
#   SM Energy Co.                                               197,002   6,570,017             0.1%
#*  Southwestern Energy Co.                                     418,997   4,625,727             0.0%
#   Spectra Energy Corp.                                        130,771   3,736,127             0.0%
*   Steel Excel, Inc.                                            15,552     262,051             0.0%
#*  Stone Energy Corp.                                          114,356     639,250             0.0%
#   Superior Energy Services, Inc.                              418,778   5,929,896             0.1%
#*  Synergy Resources Corp.                                     266,466   2,981,755             0.0%
#   Targa Resources Corp.                                       105,836   6,048,527             0.1%
#   Teekay Corp.                                                155,434   4,994,094             0.0%
    Teekay Tankers, Ltd. Class A                                106,000     809,840             0.0%
#   Tesco Corp.                                                  84,794     678,352             0.0%
    Tesoro Corp.                                                217,506  23,257,917             0.2%
*   TETRA Technologies, Inc.                                    238,587   1,608,076             0.0%
#   Tidewater, Inc.                                             100,569   1,242,027             0.0%
#   Transocean, Ltd.                                            698,551  11,058,062             0.1%
#*  Triangle Petroleum Corp.                                    177,056     212,467             0.0%
#*  Ultra Petroleum Corp.                                        96,263     527,521             0.0%
#*  Unit Corp.                                                   91,889   1,158,720             0.0%
#   US Silica Holdings, Inc.                                     63,802   1,152,264             0.0%
#*  Vaalco Energy, Inc.                                         147,005     270,489             0.0%
    Valero Energy Corp.                                         483,794  31,891,701             0.2%
#   W&T Offshore, Inc.                                          145,569     474,555             0.0%
#*  Warren Resources, Inc.                                       42,954      19,372             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                      --------- -------------- ---------------
Energy -- (Continued)
#*          Weatherford International P.L.C.                          1,242,164 $   12,719,759             0.1%
            Western Refining, Inc.                                      339,181     14,116,713             0.1%
#*          Westmoreland Coal Co.                                        22,039        157,799             0.0%
*           Whiting Petroleum Corp.                                     217,957      3,755,399             0.0%
*           Willbros Group, Inc.                                         97,252        194,504             0.0%
            Williams Cos., Inc. (The)                                   268,370     10,584,513             0.1%
#           World Fuel Services Corp.                                   154,326      6,861,334             0.1%
*           WPX Energy, Inc.                                            441,496      3,028,663             0.0%
                                                                                --------------             ---
Total Energy                                                                     1,332,320,875             8.8%
                                                                                --------------             ---
Financials -- (15.4%)
*           1st Constitution Bancorp                                      5,456         65,963             0.0%
#           1st Source Corp.                                             54,250      1,722,980             0.0%
#           Access National Corp.                                        12,232        253,080             0.0%
#           ACE, Ltd.                                                   162,767     18,480,565             0.1%
*           Affiliated Managers Group, Inc.                              74,275     13,388,811             0.1%
            Aflac, Inc.                                                 311,940     19,886,175             0.1%
            Alexander & Baldwin, Inc.                                   151,277      5,709,194             0.0%
*           Alleghany Corp.                                              16,216      8,047,514             0.1%
(degrees)*  Alliance Bancorp, Inc. of Pennsylvania                        4,908        127,212             0.0%
            Allied World Assurance Co. Holdings AG                      190,305      6,919,490             0.1%
            Allstate Corp. (The)                                        250,524     15,502,425             0.1%
*           Ally Financial, Inc.                                        464,683      9,256,485             0.1%
*           Altisource Asset Management Corp.                             1,977         48,634             0.0%
*           Altisource Portfolio Solutions SA                            27,076        725,908             0.0%
*           Ambac Financial Group, Inc.                                  50,957        822,956             0.0%
            Ameriana Bancorp                                                898         21,049             0.0%
#           American Equity Investment Life Holding Co.                 247,081      6,345,040             0.0%
            American Express Co.                                        424,560     31,103,266             0.2%
            American Financial Group, Inc.                              167,502     12,091,969             0.1%
*           American Independence Corp.                                   1,038         10,172             0.0%
            American International Group, Inc.                          609,355     38,425,926             0.3%
#           American National Bankshares, Inc.                            8,616        217,123             0.0%
            American National Insurance Co.                              42,127      4,350,877             0.0%
*           American River Bankshares                                     7,316         76,160             0.0%
            Ameriprise Financial, Inc.                                  164,472     18,973,490             0.1%
            Ameris Bancorp                                               83,714      2,636,991             0.0%
            AMERISAFE, Inc.                                              46,573      2,548,940             0.0%
            AmeriServ Financial, Inc.                                    18,864         62,440             0.0%
#           Amtrust Financial Services, Inc.                            205,066     13,989,603             0.1%
            Aon P.L.C.                                                   92,854      8,664,207             0.1%
*           Arch Capital Group, Ltd.                                    129,863      9,725,440             0.1%
            Argo Group International Holdings, Ltd.                      54,121      3,383,645             0.0%
#           Arrow Financial Corp.                                        22,893        631,847             0.0%
            Arthur J Gallagher & Co.                                    139,283      6,090,846             0.0%
#           Artisan Partners Asset Management, Inc. Class A              40,737      1,558,190             0.0%
            Aspen Insurance Holdings, Ltd.                              177,150      8,611,261             0.1%
#           Associated Banc-Corp                                        367,002      7,097,819             0.1%
            Assurant, Inc.                                              146,641     11,955,641             0.1%
            Assured Guaranty, Ltd.                                      392,929     10,781,972             0.1%
*           Asta Funding, Inc.                                           19,482        167,545             0.0%
            Astoria Financial Corp.                                     308,784      4,928,193             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Financials -- (Continued)
    Atlantic American Corp.                                      11,687 $    51,540             0.0%
*   Atlantic Coast Financial Corp.                                1,723      10,545             0.0%
#*  Atlanticus Holdings Corp.                                    36,049     108,868             0.0%
*   Atlas Financial Holdings, Inc.                                  837      15,920             0.0%
#   Auburn National Bancorporation, Inc.                          1,955      52,081             0.0%
#*  AV Homes, Inc.                                               16,627     220,141             0.0%
    Axis Capital Holdings, Ltd.                                 169,796   9,168,984             0.1%
    Baldwin & Lyons, Inc. Class A                                 2,126      49,111             0.0%
#   Baldwin & Lyons, Inc. Class B                                17,351     403,064             0.0%
#   Banc of California, Inc.                                     18,689     243,705             0.0%
    Bancfirst Corp.                                              29,846   1,839,409             0.0%
    Bancorp of New Jersey, Inc.                                     200       2,213             0.0%
*   Bancorp, Inc. (The)                                          78,096     562,291             0.0%
#   BancorpSouth, Inc.                                          298,655   7,445,469             0.1%
    Bank Mutual Corp.                                            90,945     658,442             0.0%
    Bank of America Corp.                                     4,315,189  72,408,871             0.5%
    Bank of Commerce Holdings                                     8,161      50,925             0.0%
#   Bank of Hawaii Corp.                                         98,225   6,431,773             0.1%
    Bank of New York Mellon Corp. (The)                         588,967  24,530,476             0.2%
#   Bank of the Ozarks, Inc.                                    172,610   8,633,952             0.1%
#   BankFinancial Corp.                                          28,830     355,474             0.0%
    BankUnited, Inc.                                            186,677   6,940,651             0.1%
    Banner Corp.                                                 63,777   3,129,537             0.0%
    Bar Harbor Bankshares                                         7,620     269,367             0.0%
    BB&T Corp.                                                  380,294  14,127,922             0.1%
    BBCN Bancorp, Inc.                                          251,831   4,228,242             0.0%
#*  BBX Capital Corp. Class A                                       816      14,974             0.0%
    BCB Bancorp, Inc.                                             9,933      99,429             0.0%
*   Bear State Financial, Inc.                                    6,577      72,018             0.0%
*   Beneficial Bancorp, Inc.                                    166,573   2,310,368             0.0%
    Berkshire Bancorp, Inc.                                       3,850      29,934             0.0%
*   Berkshire Hathaway, Inc. Class B                            374,001  50,871,616             0.3%
    Berkshire Hills Bancorp, Inc.                                73,192   2,093,291             0.0%
    BGC Partners, Inc. Class A                                  449,860   3,891,289             0.0%
    BlackRock, Inc.                                              59,433  20,918,633             0.1%
    Blue Hills Bancorp, Inc.                                        961      13,637             0.0%
    BNC Bancorp                                                   5,365     120,444             0.0%
#*  BofI Holding, Inc.                                           36,616   2,929,646             0.0%
#   BOK Financial Corp.                                         103,247   6,936,133             0.1%
    Boston Private Financial Holdings, Inc.                     271,102   3,106,829             0.0%
#   Bridge Bancorp, Inc.                                          6,374     182,998             0.0%
    Brookline Bancorp, Inc.                                     221,971   2,519,371             0.0%
#   Brown & Brown, Inc.                                         285,999   9,229,188             0.1%
    Bryn Mawr Bank Corp.                                         31,694     923,246             0.0%
    C&F Financial Corp.                                           2,201      83,638             0.0%
    Calamos Asset Management, Inc. Class A                       35,476     333,120             0.0%
    California First National Bancorp                             8,102     108,243             0.0%
#   Camden National Corp.                                        15,220     594,950             0.0%
    Cape Bancorp, Inc.                                            8,131     104,483             0.0%
    Capital Bank Financial Corp. Class A                         25,008     807,758             0.0%
#   Capital City Bank Group, Inc.                                23,859     368,383             0.0%
    Capital One Financial Corp.                                 316,576  24,977,846             0.2%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Financials -- (Continued)
*   Capital Properties, Inc. Class A                              1,400 $    17,500             0.0%
    Capitol Federal Financial, Inc.                             406,224   5,272,788             0.0%
    Cardinal Financial Corp.                                     94,814   2,155,122             0.0%
*   Carolina Bank Holdings, Inc.                                  1,200      17,772             0.0%
#*  Cascade Bancorp                                              37,490     210,319             0.0%
#   Cash America International, Inc.                             87,083   3,006,976             0.0%
    Cathay General Bancorp                                      243,058   7,607,715             0.1%
#   CBOE Holdings, Inc.                                          87,609   5,873,307             0.0%
*   CBRE Group, Inc. Class A                                    147,497   5,498,688             0.0%
#   Centerstate Banks, Inc.                                      62,730     914,603             0.0%
    Central Pacific Financial Corp.                              48,321   1,080,458             0.0%
#   Century Bancorp, Inc. Class A                                 3,952     175,666             0.0%
    Charles Schwab Corp. (The)                                  319,340   9,746,257             0.1%
#   Charter Financial Corp.                                       4,056      53,134             0.0%
    Chemical Financial Corp.                                     69,216   2,348,499             0.0%
    Chicopee Bancorp, Inc.                                        7,105     117,872             0.0%
    Chubb Corp. (The)                                           123,034  15,914,448             0.1%
#   Cincinnati Financial Corp.                                  149,459   9,001,916             0.1%
#   CIT Group, Inc.                                             184,507   7,933,801             0.1%
    Citigroup, Inc.                                           1,299,154  69,076,018             0.5%
    Citizens Community Bancorp, Inc.                              5,940      52,747             0.0%
#   Citizens Holding Co.                                          2,412      50,700             0.0%
#*  Citizens, Inc.                                               80,221     673,856             0.0%
#   City Holding Co.                                             30,089   1,439,157             0.0%
    City National Corp.                                          93,950   8,417,920             0.1%
    CKX Lands, Inc.                                               2,161      25,219             0.0%
#   Clifton Bancorp, Inc.                                        49,589     723,008             0.0%
    CME Group, Inc.                                             144,165  13,619,268             0.1%
    CNA Financial Corp.                                         157,969   5,775,347             0.0%
#   CNB Financial Corp.                                          13,395     248,879             0.0%
#   CNO Financial Group, Inc.                                   360,876   6,932,428             0.1%
    CoBiz Financial, Inc.                                        79,024     984,639             0.0%
    Codorus Valley Bancorp, Inc.                                  3,449      71,089             0.0%
    Cohen & Steers, Inc.                                         25,684     785,674             0.0%
*   Colony Bankcorp, Inc.                                         3,512      31,994             0.0%
    Columbia Banking System, Inc.                               164,322   5,475,209             0.0%
    Comerica, Inc.                                              168,245   7,301,833             0.1%
#   Commerce Bancshares, Inc.                                   203,986   9,291,562             0.1%
    Commercial National Financial Corp.                           2,306      56,785             0.0%
#   Community Bank System, Inc.                                 104,548   4,261,376             0.0%
*   Community Bankers Trust Corp.                                 4,068      21,398             0.0%
#   Community Trust Bancorp, Inc.                                37,412   1,289,592             0.0%
    Community West Bancshares                                     3,113      21,791             0.0%
#*  CommunityOne Bancorp                                            122       1,579             0.0%
    ConnectOne Bancorp, Inc.                                     29,933     534,304             0.0%
#   Consolidated-Tomoka Land Co.                                 12,263     628,479             0.0%
*   Consumer Portfolio Services, Inc.                            27,948     151,478             0.0%
#*  Cowen Group, Inc. Class A                                   192,855     811,920             0.0%
#   Crawford & Co. Class A                                       36,655     205,635             0.0%
#   Crawford & Co. Class B                                       39,704     238,224             0.0%
#*  Credit Acceptance Corp.                                      50,759   9,598,019             0.1%
#   Cullen/Frost Bankers, Inc.                                  122,478   8,382,394             0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Financials -- (Continued)
*   Customers Bancorp, Inc.                                    37,677 $ 1,036,118             0.0%
#   CVB Financial Corp.                                       246,261   4,297,254             0.0%
    Diamond Hill Investment Group, Inc.                         3,899     779,995             0.0%
    Dime Community Bancshares, Inc.                           108,026   1,874,251             0.0%
    Discover Financial Services                               394,611  22,185,030             0.2%
#   Donegal Group, Inc. Class A                                44,959     636,170             0.0%
    Donegal Group, Inc. Class B                                 5,678     114,099             0.0%
*   E*TRADE Financial Corp.                                   339,389   9,675,980             0.1%
    Eagle Bancorp Montana, Inc.                                   751       8,652             0.0%
#*  Eagle Bancorp, Inc.                                        27,117   1,290,769             0.0%
    East West Bancorp, Inc.                                   252,060  10,180,703             0.1%
    Eastern Virginia Bankshares, Inc.                           3,292      21,299             0.0%
#   Eaton Vance Corp.                                         161,691   5,838,662             0.0%
#*  eHealth, Inc.                                              24,072     287,660             0.0%
    EMC Insurance Group, Inc.                                  37,545     938,625             0.0%
#*  Emergent Capital, Inc.                                      2,113      10,480             0.0%
    Employers Holdings, Inc.                                   85,094   2,252,438             0.0%
#*  Encore Capital Group, Inc.                                 81,158   3,303,131             0.0%
    Endurance Specialty Holdings, Ltd.                        184,063  11,619,897             0.1%
#*  Enova International, Inc.                                  71,579     930,527             0.0%
#*  Enstar Group, Ltd.                                         27,316   4,310,465             0.0%
#   Enterprise Bancorp, Inc.                                    8,838     205,218             0.0%
    Enterprise Financial Services Corp.                        35,450   1,005,362             0.0%
    Erie Indemnity Co. Class A                                 62,683   5,482,255             0.0%
    ESSA Bancorp, Inc.                                         19,001     252,143             0.0%
    Evans Bancorp, Inc.                                         2,684      67,100             0.0%
#   EverBank Financial Corp.                                  138,185   2,385,073             0.0%
    Evercore Partners, Inc. Class A                            95,730   5,169,420             0.0%
#   Everest Re Group, Ltd.                                     65,989  11,744,062             0.1%
#*  Ezcorp, Inc. Class A                                      113,170     753,712             0.0%
#   FactSet Research Systems, Inc.                             39,653   6,944,033             0.1%
#*  Farmers Capital Bank Corp.                                  7,346     199,224             0.0%
    FBL Financial Group, Inc. Class A                          44,583   2,804,271             0.0%
*   FCB Financial Holdings, Inc. Class A                       11,199     398,236             0.0%
    Federal Agricultural Mortgage Corp. Class A                 1,506      38,780             0.0%
#   Federal Agricultural Mortgage Corp. Class C                20,865     612,596             0.0%
#   Federated Investors, Inc. Class B                         162,930   5,006,839             0.0%
    Federated National Holding Co.                             43,562   1,341,056             0.0%
    Fidelity & Guaranty Life                                    3,316      88,537             0.0%
    Fidelity Southern Corp.                                    26,992     565,482             0.0%
    Fifth Third Bancorp                                       797,419  15,190,832             0.1%
#   Financial Engines, Inc.                                    16,663     535,882             0.0%
    Financial Institutions, Inc.                               26,103     681,810             0.0%
*   First Acceptance Corp.                                     34,466      98,228             0.0%
#   First American Financial Corp.                            249,726   9,522,052             0.1%
*   First BanCorp(318672706)                                  122,436     464,032             0.0%
#   First BanCorp(318910106)                                   33,740     625,202             0.0%
    First Bancorp of Indiana, Inc.                                700      12,425             0.0%
#   First Bancorp, Inc.                                        13,744     290,411             0.0%
*   First Bancshares, Inc.                                        569       4,979             0.0%
    First Bancshares, Inc. (The)                                  588       9,461             0.0%
    First Busey Corp.                                          53,087   1,107,926             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE+    OF NET ASSETS**
                                                                      ------- ----------- ---------------
Financials -- (Continued)
            First Business Financial Services, Inc.                     4,526 $   111,566             0.0%
*           First Cash Financial Services, Inc.                        69,175   2,639,026             0.0%
#           First Citizens BancShares, Inc. Class A                    17,380   4,451,713             0.0%
#           First Commonwealth Financial Corp.                        251,170   2,308,252             0.0%
#           First Community Bancshares, Inc.                           35,879     689,953             0.0%
            First Defiance Financial Corp.                             17,109     655,275             0.0%
            First Federal of Northern Michigan Bancorp, Inc.            1,458       9,346             0.0%
            First Financial Bancorp                                   147,849   2,850,529             0.0%
#           First Financial Bankshares, Inc.                          100,332   3,337,042             0.0%
            First Financial Corp.                                      20,169     691,192             0.0%
            First Financial Northwest, Inc.                            22,460     281,873             0.0%
#           First Horizon National Corp.                              493,538   6,998,369             0.1%
            First Interstate Bancsystem, Inc. Class A                  55,339   1,569,414             0.0%
#*          First Marblehead Corp. (The)                               11,556      40,562             0.0%
#           First Merchants Corp.                                      82,031   2,151,673             0.0%
            First Midwest Bancorp, Inc.                               210,493   3,750,985             0.0%
*           First NBC Bank Holding Co.                                 20,809     773,887             0.0%
            First Niagara Financial Group, Inc.                       743,601   7,696,270             0.1%
#           First of Long Island Corp. (The)                              601      16,690             0.0%
(degrees)*  First Place Financial Corp.                                23,310          --             0.0%
            First Republic Bank                                       116,891   7,634,151             0.1%
            First South Bancorp, Inc.                                  10,177      81,518             0.0%
*           First United Corp.                                          5,415      46,786             0.0%
            First West Virginia Bancorp, Inc.                           1,252      23,882             0.0%
#           FirstMerit Corp.                                          303,475   5,702,295             0.0%
*           Flagstar Bancorp, Inc.                                     80,265   1,785,094             0.0%
            Flushing Financial Corp.                                   66,607   1,401,411             0.0%
#           FNB Corp.                                                 477,324   6,429,554             0.0%
            FNF Group                                                 339,723  11,985,427             0.1%
#*          FNFV Group                                                113,229   1,272,694             0.0%
*           Forest City Enterprises, Inc. Class A                     306,812   6,780,545             0.1%
#*          Forest City Enterprises, Inc. Class B                      13,338     297,838             0.0%
#*          Forestar Group, Inc.                                      105,812   1,497,240             0.0%
#           Fox Chase Bancorp, Inc.                                    29,485     516,282             0.0%
            Franklin Resources, Inc.                                  266,930  10,880,067             0.1%
#*          FRP Holdings, Inc.                                         11,665     384,945             0.0%
            Fulton Financial Corp.                                    542,428   7,279,384             0.1%
#           FXCM, Inc. Class A                                          7,125      61,703             0.0%
#           Gain Capital Holdings, Inc.                                80,913     602,802             0.0%
*           GAINSCO, Inc.                                               1,100      14,713             0.0%
            GAMCO Investors, Inc. Class A                               9,012     519,812             0.0%
#*          Genworth Financial, Inc. Class A                          860,810   4,028,591             0.0%
#           German American Bancorp, Inc.                              24,874     779,302             0.0%
            Glacier Bancorp, Inc.                                     167,086   4,571,473             0.0%
#*          Global Indemnity P.L.C.                                    32,025     909,830             0.0%
            Goldman Sachs Group, Inc. (The)                           231,219  43,353,562             0.3%
            Gouverneur Bancorp, Inc.                                      600       7,860             0.0%
            Great Southern Bancorp, Inc.                               29,563   1,428,780             0.0%
#*          Green Dot Corp. Class A                                   105,867   1,962,774             0.0%
            Greenhill & Co., Inc.                                      64,279   1,659,684             0.0%
#*          Greenlight Capital Re, Ltd. Class A                        73,728   1,619,067             0.0%
            Griffin Industrial Realty, Inc.                             6,027     154,171             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                               SHARES      VALUE+    OF NET ASSETS**
                                                              --------- ------------ ---------------
Financials -- (Continued)
    Guaranty Bancorp                                             11,502 $    189,553             0.0%
    Guaranty Federal Bancshares, Inc.                             1,840       26,882             0.0%
*   Hallmark Financial Services, Inc.                            30,654      398,195             0.0%
*   Hampton Roads Bankshares, Inc.                                  912        1,687             0.0%
#   Hancock Holding Co.                                         208,750    5,761,500             0.0%
    Hanmi Financial Corp.                                        90,278    2,302,089             0.0%
    Hanover Insurance Group, Inc. (The)                         104,039    8,765,286             0.1%
    Harleysville Savings Financial Corp.                          3,569       67,365             0.0%
    Hartford Financial Services Group, Inc. (The)               463,580   21,445,211             0.1%
    Hawthorn Bancshares, Inc.                                     2,903       39,800             0.0%
#   HCI Group, Inc.                                              43,775    1,909,028             0.0%
    Heartland Financial USA, Inc.                                33,667    1,240,292             0.0%
    Heritage Commerce Corp.                                      39,113      413,816             0.0%
    Heritage Financial Corp.                                     46,746      861,061             0.0%
*   Heritage Insurance Holdings, Inc.                             5,617      124,248             0.0%
#   Heritage Oaks Bancorp                                           974        8,581             0.0%
    HF Financial Corp.                                            5,606       90,481             0.0%
    HFF, Inc. Class A                                            88,521    3,055,745             0.0%
*   Hilltop Holdings, Inc.                                      302,532    6,344,096             0.0%
    Hingham Institution for Savings                               1,548      197,231             0.0%
*   HMN Financial, Inc.                                           2,615       30,674             0.0%
    Home Bancorp, Inc.                                            8,770      222,583             0.0%
#   Home BancShares, Inc.                                       123,191    5,287,358             0.0%
*   HomeStreet, Inc.                                             35,037      733,324             0.0%
*   HomeTrust Bancshares, Inc.                                    3,293       62,369             0.0%
    HopFed Bancorp, Inc.                                          3,213       37,881             0.0%
#   Horace Mann Educators Corp.                                  77,478    2,652,847             0.0%
#   Horizon Bancorp                                               6,988      182,387             0.0%
#*  Howard Hughes Corp. (The)                                    69,206    8,552,477             0.1%
    Hudson City Bancorp, Inc.                                   798,053    8,076,296             0.1%
    Huntington Bancshares, Inc.                                 892,285    9,788,366             0.1%
#   Iberiabank Corp.                                            114,993    6,972,026             0.1%
    IF Bancorp, Inc.                                                700       12,096             0.0%
    Independence Holding Co.                                     18,425      249,843             0.0%
#   Independent Bank Corp.(453836108)                            60,286    2,817,768             0.0%
    Independent Bank Corp.(453838609)                             8,213      118,924             0.0%
#   Independent Bank Group, Inc.                                  5,156      200,826             0.0%
    Infinity Property & Casualty Corp.                           19,978    1,608,629             0.0%
    Interactive Brokers Group, Inc. Class A                     156,821    6,451,616             0.1%
    Intercontinental Exchange, Inc.                              47,444   11,974,866             0.1%
#*  InterGroup Corp. (The)                                          677       18,421             0.0%
#   International Bancshares Corp.                              159,083    4,287,287             0.0%
*   INTL. FCStone, Inc.                                          52,370    1,675,316             0.0%
    Invesco, Ltd.                                               375,373   12,451,122             0.1%
    Investment Technology Group, Inc.                           103,611    1,658,812             0.0%
#   Investors Bancorp, Inc.                                     703,295    8,798,220             0.1%
#   Investors Title Co.                                           2,281      171,645             0.0%
*   Jacksonville Bancorp, Inc.                                       22          380             0.0%
#   Janus Capital Group, Inc.                                   364,927    5,667,316             0.0%
    JMP Group LLC                                                10,188       62,758             0.0%
    Jones Lang LaSalle, Inc.                                     72,712   12,121,818             0.1%
    JPMorgan Chase & Co.                                      2,373,509  152,497,953             1.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Financials -- (Continued)
*   KCG Holdings, Inc. Class A                                 68,906 $   860,636             0.0%
#   Kearny Financial Corp.                                    132,543   1,583,889             0.0%
#   Kemper Corp.                                              159,766   5,706,842             0.0%
    Kennedy-Wilson Holdings, Inc.                             143,657   3,522,470             0.0%
#   Kentucky First Federal Bancorp                              3,283      30,663             0.0%
    KeyCorp                                                   810,936  10,071,825             0.1%
#*  Ladenburg Thalmann Financial Services, Inc.                16,106      40,909             0.0%
    Lake Shore Bancorp, Inc.                                      449       6,039             0.0%
    Lake Sunapee Bank Group                                     5,906      83,983             0.0%
    Lakeland Bancorp, Inc.                                     54,434     633,067             0.0%
    Lakeland Financial Corp.                                   35,445   1,592,544             0.0%
    Landmark Bancorp, Inc.                                      3,143      82,944             0.0%
    LegacyTexas Financial Group, Inc.                          99,300   2,849,910             0.0%
    Legg Mason, Inc.                                          224,568  10,049,418             0.1%
#*  LendingTree, Inc.                                          18,558   2,252,199             0.0%
#   Leucadia National Corp.                                   346,488   6,933,225             0.1%
    Lincoln National Corp.                                    239,090  12,793,706             0.1%
    Loews Corp.                                               282,227  10,289,996             0.1%
#   LPL Financial Holdings, Inc.                              307,685  13,107,381             0.1%
#   M&T Bank Corp.                                            112,759  13,514,166             0.1%
    Macatawa Bank Corp.                                        39,247     202,515             0.0%
    Mackinac Financial Corp.                                    7,909      81,621             0.0%
*   Magyar Bancorp, Inc.                                        2,122      20,796             0.0%
#   Maiden Holdings, Ltd.                                     211,148   3,283,351             0.0%
#   MainSource Financial Group, Inc.                           31,441     680,383             0.0%
#*  Malvern Bancorp, Inc.                                       2,294      36,360             0.0%
    Manning & Napier, Inc.                                      8,718      65,385             0.0%
#*  Marcus & Millichap, Inc.                                   55,072   2,399,487             0.0%
*   Markel Corp.                                               14,395  12,494,860             0.1%
    MarketAxess Holdings, Inc.                                 55,975   5,670,827             0.0%
#   Marlin Business Services Corp.                             22,489     397,156             0.0%
    Marsh & McLennan Cos., Inc.                               136,386   7,602,156             0.1%
*   Maui Land & Pineapple Co., Inc.                             7,073      36,780             0.0%
#   MB Financial, Inc.                                        186,194   6,002,895             0.0%
#*  MBIA, Inc.                                                469,686   3,527,342             0.0%
*   MBT Financial Corp.                                        13,759      86,819             0.0%
    McGraw Hill Financial, Inc.                                59,810   5,540,798             0.0%
#   Mercantile Bank Corp.                                      18,491     407,911             0.0%
#   Merchants Bancshares, Inc.                                  9,216     290,488             0.0%
#   Mercury General Corp.                                     104,267   5,631,461             0.0%
    Meridian Bancorp, Inc.                                     84,070   1,180,343             0.0%
    Meta Financial Group, Inc.                                  7,724     332,750             0.0%
    MetLife, Inc.                                             392,041  19,751,026             0.1%
    Metro Bancorp, Inc.                                        23,325     722,609             0.0%
#*  MGIC Investment Corp.                                     277,958   2,612,805             0.0%
    Mid Penn Bancorp, Inc.                                      1,624      25,546             0.0%
    MidSouth Bancorp, Inc.                                     12,123     123,048             0.0%
#   MidWestOne Financial Group, Inc.                            7,672     235,070             0.0%
#   Moelis & Co. Class A                                        7,388     217,798             0.0%
    Moody's Corp.                                              49,376   4,747,996             0.0%
    Morgan Stanley                                            618,544  20,393,396             0.1%
    Morningstar, Inc.                                          40,889   3,357,396             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Financials -- (Continued)
*   MSB Financial Corp.                                         1,549 $    17,984             0.0%
    MSCI, Inc.                                                158,758  10,636,786             0.1%
    MutualFirst Financial, Inc.                                 6,697     156,844             0.0%
    Nasdaq, Inc.                                              176,407  10,212,201             0.1%
    National Bank Holdings Corp. Class A                       48,279   1,065,035             0.0%
    National General Holdings Corp.                             6,095     120,132             0.0%
#   National Interstate Corp.                                  27,018     775,417             0.0%
    National Penn Bancshares, Inc.                            420,423   5,061,893             0.0%
    National Security Group, Inc. (The)                           977      13,199             0.0%
#   National Western Life Group, Inc. Class A                   3,917   1,010,547             0.0%
#*  Nationstar Mortgage Holdings, Inc.                         21,130     280,395             0.0%
*   Naugatuck Valley Financial Corp.                            2,250      24,435             0.0%
    Navient Corp.                                             534,371   7,048,353             0.1%
*   Navigators Group, Inc. (The)                               34,448   2,940,137             0.0%
#   NBT Bancorp, Inc.                                          84,462   2,374,227             0.0%
    Nelnet, Inc. Class A                                       85,999   3,077,044             0.0%
#   New York Community Bancorp, Inc.                          433,346   7,158,876             0.1%
    NewBridge Bancorp                                          78,276     885,302             0.0%
#*  NewStar Financial, Inc.                                    72,656     766,521             0.0%
*   Nicholas Financial, Inc.                                    8,516     113,092             0.0%
#*  NMI Holdings, Inc. Class A                                  7,637      57,430             0.0%
    Northeast Bancorp                                             301       3,236             0.0%
#   Northeast Community Bancorp, Inc.                          10,493      77,438             0.0%
    Northern Trust Corp.                                      192,485  13,549,019             0.1%
#   Northfield Bancorp, Inc.                                  126,053   1,931,132             0.0%
    Northrim BanCorp, Inc.                                      8,061     222,645             0.0%
    NorthStar Asset Management Group, Inc.                    135,112   1,976,689             0.0%
    Northway Financial, Inc.                                    2,363      50,214             0.0%
    Northwest Bancshares, Inc.                                311,564   4,193,651             0.0%
#   Norwood Financial Corp.                                     2,272      65,070             0.0%
#   Ocean Shore Holding Co.                                     9,412     162,545             0.0%
    OceanFirst Financial Corp.                                 30,564     564,211             0.0%
#*  Ocwen Financial Corp.                                     183,013   1,279,261             0.0%
    OFG Bancorp                                               131,305   1,209,319             0.0%
    Ohio Valley Banc Corp.                                      3,467      82,931             0.0%
    Old Line Bancshares, Inc.                                   5,359      91,907             0.0%
    Old National Bancorp.                                     354,288   4,960,032             0.0%
    Old Point Financial Corp.                                     700      11,256             0.0%
    Old Republic International Corp.                          488,823   8,818,367             0.1%
*   Old Second Bancorp, Inc.                                   13,666      91,562             0.0%
    OneBeacon Insurance Group, Ltd. Class A                    67,768     975,182             0.0%
#   Oppenheimer Holdings, Inc. Class A                         16,285     298,830             0.0%
    Opus Bank                                                   3,948     147,063             0.0%
#   Oritani Financial Corp.                                   129,564   2,062,659             0.0%
#   Pacific Continental Corp.                                  28,972     415,458             0.0%
*   Pacific Mercantile Bancorp                                 10,106      68,519             0.0%
*   Pacific Premier Bancorp, Inc.                              33,529     715,844             0.0%
#   PacWest Bancorp                                           213,261   9,605,275             0.1%
    Park National Corp.                                        21,931   1,989,580             0.0%
    Park Sterling Corp.                                        27,958     202,696             0.0%
    PartnerRe, Ltd.                                            98,332  13,668,148             0.1%
*   Patriot National Bancorp, Inc.                                130       2,123             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Financials -- (Continued)
#   Peapack Gladstone Financial Corp.                            14,506 $   327,981             0.0%
#   Penns Woods Bancorp, Inc.                                     6,223     277,235             0.0%
*   PennyMac Financial Services, Inc. Class A                     5,048      83,494             0.0%
#   People's United Financial, Inc.                             614,765   9,805,502             0.1%
    Peoples Bancorp of North Carolina, Inc.                       4,359      83,736             0.0%
#   Peoples Bancorp, Inc.                                        22,050     422,478             0.0%
#*  PHH Corp.                                                    85,169   1,251,984             0.0%
*   Phoenix Cos., Inc. (The)                                      8,763     301,272             0.0%
*   PICO Holdings, Inc.                                          38,215     369,157             0.0%
#   Pinnacle Financial Partners, Inc.                            79,136   4,164,136             0.0%
*   Piper Jaffray Cos.                                           23,362     830,986             0.0%
    PNC Financial Services Group, Inc. (The)                    224,520  20,265,175             0.1%
    Popular, Inc.                                               216,276   6,395,281             0.0%
#*  PRA Group, Inc.                                             132,836   7,279,413             0.1%
    Preferred Bank                                                5,706     188,926             0.0%
    Premier Financial Bancorp, Inc.                               6,752      99,457             0.0%
#   Primerica, Inc.                                             135,035   6,431,717             0.0%
#   Principal Financial Group, Inc.                             329,033  16,504,295             0.1%
#   PrivateBancorp, Inc.                                        172,225   7,204,172             0.1%
    ProAssurance Corp.                                          123,884   6,560,897             0.1%
    Progressive Corp. (The)                                     650,690  21,557,360             0.1%
#   Prosperity Bancshares, Inc.                                 128,038   6,578,592             0.1%
    Provident Financial Holdings, Inc.                           13,977     239,566             0.0%
    Provident Financial Services, Inc.                          143,688   2,919,740             0.0%
#   Prudential Bancorp, Inc.                                      6,262      92,051             0.0%
    Prudential Financial, Inc.                                  194,894  16,078,755             0.1%
    PSB Holdings, Inc.                                            3,341      31,506             0.0%
    Pulaski Financial Corp.                                      14,284     211,975             0.0%
    Pzena Investment Management, Inc. Class A                     7,981      76,059             0.0%
    QC Holdings, Inc.                                            17,425      27,009             0.0%
#   QCR Holdings, Inc.                                            3,047      69,411             0.0%
#   Radian Group, Inc.                                          195,407   2,827,539             0.0%
#   Raymond James Financial, Inc.                               160,094   8,822,780             0.1%
#*  RCS Capital Corp. Class A                                    26,246      19,897             0.0%
    RE/MAX Holdings, Inc. Class A                                 1,199      45,166             0.0%
*   Realogy Holdings Corp.                                      187,788   7,342,511             0.1%
*   Regional Management Corp.                                     7,750     126,403             0.0%
    Regions Financial Corp.                                   1,268,728  11,862,607             0.1%
    Reinsurance Group of America, Inc.                          104,717   9,449,662             0.1%
    RenaissanceRe Holdings, Ltd.                                105,267  11,540,421             0.1%
    Renasant Corp.                                               82,891   2,870,515             0.0%
    Republic Bancorp, Inc. Class A                               27,977     711,455             0.0%
#*  Republic First Bancorp, Inc.                                 20,055      78,014             0.0%
#   Resource America, Inc. Class A                               36,988     284,438             0.0%
    Riverview Bancorp, Inc.                                      12,542      59,198             0.0%
#   RLI Corp.                                                    97,960   5,960,866             0.0%
*   Royal Bancshares of Pennsylvania, Inc. Class A               13,512      28,240             0.0%
    S&T Bancorp, Inc.                                            60,287   1,921,950             0.0%
#*  Safeguard Scientifics, Inc.                                  45,290     803,898             0.0%
    Safety Insurance Group, Inc.                                 52,020   3,014,559             0.0%
    Salisbury Bancorp, Inc.                                       1,248      36,142             0.0%
#   Sandy Spring Bancorp, Inc.                                   44,059   1,211,623             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Financials -- (Continued)
*   Santander Consumer USA Holdings, Inc.                       278,743 $ 5,020,161             0.0%
    SB Financial Group, Inc.                                      2,715      28,698             0.0%
*   Seacoast Banking Corp. of Florida                            26,145     404,725             0.0%
*   Security National Financial Corp. Class A                     5,397      32,868             0.0%
    SEI Investments Co.                                         105,678   5,476,234             0.0%
*   Select Bancorp, Inc.                                          2,277      17,692             0.0%
    Selective Insurance Group, Inc.                             117,371   4,282,868             0.0%
    ServisFirst Bancshares, Inc.                                  8,497     360,103             0.0%
    Shore Bancshares, Inc.                                        6,595      65,356             0.0%
    SI Financial Group, Inc.                                     10,889     137,746             0.0%
*   Siebert Financial Corp.                                       8,302      10,128             0.0%
#   Sierra Bancorp                                               18,333     297,178             0.0%
*   Signature Bank                                               76,997  11,466,393             0.1%
#   Simmons First National Corp. Class A                         58,309   3,005,246             0.0%
*   SLM Corp.                                                 1,145,986   8,090,661             0.1%
    South State Corp.                                            52,540   4,071,850             0.0%
*   Southcoast Financial Corp.                                    5,485      73,828             0.0%
*   Southern First Bancshares, Inc.                               3,032      69,433             0.0%
    Southern Missouri Bancorp, Inc.                               2,922      64,489             0.0%
#   Southern National Bancorp of Virginia, Inc.                   1,825      20,805             0.0%
#   Southside Bancshares, Inc.                                   43,644   1,174,024             0.0%
#   Southwest Bancorp, Inc.                                      30,163     510,056             0.0%
    Southwest Georgia Financial Corp.                             1,954      29,457             0.0%
*   Springleaf Holdings, Inc.                                   149,656   7,020,363             0.1%
*   St Joe Co. (The)                                             21,800     432,076             0.0%
#   StanCorp Financial Group, Inc.                               97,195  11,150,210             0.1%
#   State Auto Financial Corp.                                   55,670   1,327,730             0.0%
    State Bank Financial Corp.                                   15,431     330,223             0.0%
    State Street Corp.                                          181,410  12,517,290             0.1%
    Sterling Bancorp                                            272,059   4,186,988             0.0%
#   Stewart Information Services Corp.                           71,043   2,853,797             0.0%
*   Stifel Financial Corp.                                      128,359   5,702,990             0.0%
#   Stock Yards Bancorp, Inc.                                    25,935     977,231             0.0%
*   Stratus Properties, Inc.                                      6,860     116,963             0.0%
    Suffolk Bancorp                                              19,605     585,993             0.0%
    Summit State Bank                                             4,397      60,371             0.0%
#*  Sun Bancorp, Inc.                                            10,180     203,702             0.0%
    SunTrust Banks, Inc.                                        216,837   9,003,072             0.1%
    Sussex Bancorp                                                3,771      49,136             0.0%
*   SVB Financial Group                                         107,827  13,162,442             0.1%
#   Symetra Financial Corp.                                     254,460   8,074,016             0.1%
#*  Synchrony Financial                                          40,900   1,258,084             0.0%
#   Synovus Financial Corp.                                     271,294   8,581,029             0.1%
#   T Rowe Price Group, Inc.                                    115,411   8,727,380             0.1%
    Talmer Bancorp, Inc. Class A                                 32,304     543,353             0.0%
    TCF Financial Corp.                                         517,392   7,962,663             0.1%
    TD Ameritrade Holding Corp.                                 441,139  15,206,061             0.1%
#*  Tejon Ranch Co.                                              37,369     841,924             0.0%
    Territorial Bancorp, Inc.                                    17,261     481,237             0.0%
#   Teton Advisors, Inc. Class A                                     95       4,750             0.0%
#*  Texas Capital Bancshares, Inc.                              101,234   5,588,117             0.0%
#   TFS Financial Corp.                                         364,500   6,400,620             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                               SHARES      VALUE+    OF NET ASSETS**
                                                              --------- ------------ ---------------
Financials -- (Continued)
    Timberland Bancorp, Inc.                                      5,770 $     69,990             0.0%
#   Tompkins Financial Corp.                                     23,862    1,295,229             0.0%
#   Torchmark Corp.                                             175,940   10,206,279             0.1%
#   TowneBank                                                    47,858    1,027,033             0.0%
*   Transcontinental Realty Investors, Inc.                         100        1,250             0.0%
    Travelers Cos., Inc. (The)                                  286,450   32,337,340             0.2%
#   Trico Bancshares                                             30,985      816,765             0.0%
#*  Trinity Place Holdings, Inc.                                 10,474       62,844             0.0%
    TrustCo Bank Corp. NY                                       235,142    1,464,935             0.0%
#   Trustmark Corp.                                             199,073    4,783,724             0.0%
    U.S. Bancorp.                                             1,034,111   43,618,802             0.3%
#   UMB Financial Corp.                                         104,017    5,105,154             0.0%
#   Umpqua Holdings Corp.                                       434,275    7,252,393             0.1%
*   Unico American Corp.                                            100          965             0.0%
#   Union Bankshares Corp.                                       84,533    2,117,552             0.0%
    Union Bankshares, Inc.                                        2,439       65,365             0.0%
#   United Bancshares, Inc.                                       2,086       33,355             0.0%
#   United Bankshares, Inc.                                     186,112    7,360,730             0.1%
    United Community Bancorp                                      1,156       17,236             0.0%
    United Community Banks, Inc.                                 93,925    1,893,528             0.0%
#   United Community Financial Corp.                             11,197       61,360             0.0%
    United Financial Bancorp, Inc.                               93,757    1,216,966             0.0%
    United Fire Group, Inc.                                      52,132    1,938,789             0.0%
#   United Insurance Holdings Corp.                              28,688      473,926             0.0%
*   United Security Bancshares                                    9,217       48,481             0.0%
    Unity Bancorp, Inc.                                           6,414       64,781             0.0%
    Universal Insurance Holdings, Inc.                          154,584    4,877,125             0.0%
#   Univest Corp. of Pennsylvania                                43,626      858,996             0.0%
    Unum Group                                                  232,854    8,068,391             0.1%
    Validus Holdings, Ltd.                                      182,557    8,087,275             0.1%
#   Valley National Bancorp                                     443,203    4,653,632             0.0%
    Value Line, Inc.                                              7,363      118,471             0.0%
#   Virtus Investment Partners, Inc.                             16,320    1,910,093             0.0%
    Voya Financial, Inc.                                        141,329    5,733,718             0.0%
    VSB Bancorp, Inc.                                               134        1,668             0.0%
#   Waddell & Reed Financial, Inc. Class A                      137,897    5,093,915             0.0%
*   Walker & Dunlop, Inc.                                       106,528    3,090,377             0.0%
#   Washington Federal, Inc.                                    290,333    7,240,905             0.1%
#   Washington Trust Bancorp, Inc.                               30,574    1,186,271             0.0%
#   Waterstone Financial, Inc.                                   48,997      652,640             0.0%
    Wayne Savings Bancshares, Inc.                                1,615       19,186             0.0%
#   Webster Financial Corp.                                     226,949    8,419,808             0.1%
    Wells Fargo & Co.                                         3,038,209  164,488,635             1.1%
#   WesBanco, Inc.                                               79,564    2,597,765             0.0%
#   West BanCorp., Inc.                                          39,786      786,171             0.0%
#   Westamerica Bancorporation                                   59,832    2,645,173             0.0%
*   Western Alliance Bancorp                                    192,348    6,876,441             0.1%
    Westfield Financial, Inc.                                    39,650      309,270             0.0%
    Westwood Holdings Group, Inc.                                11,440      664,664             0.0%
    White Mountains Insurance Group, Ltd.                         3,748    2,960,920             0.0%
    Willis Group Holdings P.L.C.                                139,466    6,221,578             0.0%
    Wilshire Bancorp, Inc.                                      237,407    2,537,881             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                              SHARES      VALUE+     OF NET ASSETS**
                                                              ------- -------------- ---------------
Financials -- (Continued)
#   Wintrust Financial Corp.                                  144,537 $    7,297,673             0.1%
#   WisdomTree Investments, Inc.                              235,235      4,523,569             0.0%
#*  World Acceptance Corp.                                     24,217        923,394             0.0%
    WR Berkley Corp.                                          183,322     10,234,867             0.1%
#   WSFS Financial Corp.                                       25,773        818,808             0.0%
    WVS Financial Corp.                                         2,157         24,935             0.0%
    XL Group P.L.C.                                           280,092     10,665,903             0.1%
#   Yadkin Financial Corp.                                     16,634        391,731             0.0%
    Your Community Bankshares, Inc.                               299          8,560             0.0%
#   Zions Bancorporation                                      217,005      6,243,234             0.0%
                                                                      --------------            ----
Total Financials                                                       2,601,524,018            17.1%
                                                                      --------------            ----
Health Care -- (9.7%)
#   Abaxis, Inc.                                               17,651        886,257             0.0%
    Abbott Laboratories                                       348,984     15,634,483             0.1%
    AbbVie, Inc.                                              320,451     19,082,857             0.1%
*   ABIOMED, Inc.                                              15,600      1,149,096             0.0%
#*  Acadia Healthcare Co., Inc.                                68,765      4,222,859             0.0%
#*  ACADIA Pharmaceuticals, Inc.                               37,190      1,294,956             0.0%
*   Accretive Health, Inc.                                     10,626         21,783             0.0%
    Aceto Corp.                                                74,389      2,243,572             0.0%
#*  Acorda Therapeutics, Inc.                                  63,107      2,274,376             0.0%
    Adcare Health Systems, Inc.                                 4,107         13,101             0.0%
*   Addus HomeCare Corp.                                       30,062        750,949             0.0%
    Aetna, Inc.                                               262,537     30,133,997             0.2%
#*  Affymetrix, Inc.                                          147,096      1,353,283             0.0%
    Agilent Technologies, Inc.                                253,585      9,575,370             0.1%
#*  Air Methods Corp.                                         136,534      5,588,337             0.0%
#*  Akorn, Inc.                                                94,203      2,518,988             0.0%
#*  Albany Molecular Research, Inc.                            57,748      1,041,774             0.0%
*   Alere, Inc.                                               169,936      7,837,448             0.1%
*   Alexion Pharmaceuticals, Inc.                              38,892      6,844,992             0.1%
#*  Align Technology, Inc.                                    110,539      7,235,883             0.1%
*   Alkermes P.L.C.                                            37,369      2,687,578             0.0%
*   Allergan P.L.C.                                           178,521     55,068,373             0.4%
*   Alliance HealthCare Services, Inc.                         12,755        107,907             0.0%
*   Allied Healthcare Products, Inc.                            6,964          9,471             0.0%
*   Allscripts Healthcare Solutions, Inc.                     401,408      5,643,796             0.1%
#*  Almost Family, Inc.                                        25,681      1,062,680             0.0%
#*  Alnylam Pharmaceuticals, Inc.                              40,755      3,502,892             0.0%
#*  Alphatec Holdings, Inc.                                    54,998         19,249             0.0%
#*  AMAG Pharmaceuticals, Inc.                                 27,690      1,107,600             0.0%
#*  Amedisys, Inc.                                             56,578      2,239,357             0.0%
*   American Shared Hospital Services                           4,179          6,937             0.0%
    AmerisourceBergen Corp.                                    45,215      4,363,700             0.0%
    Amgen, Inc.                                               233,507     36,936,137             0.3%
*   AMN Healthcare Services, Inc.                             122,675      3,480,290             0.0%
#*  Amsurg Corp.                                              140,508      9,848,206             0.1%
#*  Anacor Pharmaceuticals, Inc.                               16,218      1,823,065             0.0%
#   Analogic Corp.                                             23,045      2,019,203             0.0%
*   AngioDynamics, Inc.                                        68,573        862,648             0.0%
#*  ANI Pharmaceuticals, Inc.                                   1,410         58,994             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                     SHARES    VALUE+    OF NET ASSETS**
                                                                     ------- ----------- ---------------
Health Care -- (Continued)
#*         Anika Therapeutics, Inc.                                   51,917 $ 1,999,843             0.0%
           Anthem, Inc.                                              203,028  28,251,346             0.2%
*          Anthera Pharmaceuticals, Inc.                              17,924     103,421             0.0%
#*         Arqule, Inc.                                               26,787      60,539             0.0%
*          Arrhythmia Research Technology, Inc.                        1,790      11,116             0.0%
#*         Assembly Biosciences, Inc.                                  4,031      38,698             0.0%
#*         athenahealth, Inc.                                         19,606   2,988,935             0.0%
#          Atrion Corp.                                                4,702   1,735,038             0.0%
           Baxalta, Inc.                                             131,449   4,529,733             0.0%
           Baxter International, Inc.                                131,449   4,914,878             0.0%
           Becton Dickinson and Co.                                   71,544  10,196,451             0.1%
*          Bio-Rad Laboratories, Inc. Class A                         48,917   6,822,943             0.1%
*          Bio-Rad Laboratories, Inc. Class B                          2,960     433,640             0.0%
           Bio-Techne Corp.                                           38,611   3,405,490             0.0%
*          Bioanalytical Systems, Inc.                                 2,068       3,061             0.0%
*          Biogen, Inc.                                               43,007  12,493,964             0.1%
*          BioMarin Pharmaceutical, Inc.                              35,450   4,149,068             0.0%
#*         BioScrip, Inc.                                            183,767     362,021             0.0%
*          Biospecifics Technologies Corp.                            11,090     647,767             0.0%
*          Biota Pharmaceuticals, Inc.                                 5,213      10,061             0.0%
*          BioTelemetry, Inc.                                         61,913     806,107             0.0%
*          Bluebird Bio, Inc.                                         22,584   1,741,904             0.0%
*          Boston Scientific Corp.                                   648,391  11,852,587             0.1%
*          Bovie Medical Corp.                                        16,167      30,717             0.0%
           Bristol-Myers Squibb Co.                                  239,859  15,818,701             0.1%
#*         Brookdale Senior Living, Inc.                             240,981   5,038,913             0.0%
*          Bruker Corp.                                              172,802   3,174,373             0.0%
#*         Cambrex Corp.                                              85,291   3,920,827             0.0%
           Cantel Medical Corp.                                       74,179   4,397,331             0.0%
#*         Capital Senior Living Corp.                               108,942   2,464,268             0.0%
           Cardinal Health, Inc.                                     103,083   8,473,423             0.1%
#*         Catalent, Inc.                                             75,888   2,017,103             0.0%
           Catalyst Biosciences, Inc.(14888D109)                       2,100       8,106             0.0%
(degrees)  Catalyst Biosciences, Inc.(87611RAA6)                      15,878      17,132             0.0%
*          Celgene Corp.                                             144,936  17,785,097             0.1%
#*         Celsion Corp.                                               1,650       2,822             0.0%
*          Centene Corp.                                             143,846   8,555,960             0.1%
*          Cepheid                                                    20,428     682,295             0.0%
*          Cerner Corp.                                               60,976   4,042,099             0.0%
*          Charles River Laboratories International, Inc.             95,231   6,212,870             0.1%
#          Chemed Corp.                                               43,782   6,886,471             0.1%
           Cigna Corp.                                               203,814  27,319,229             0.2%
*          Clovis Oncology, Inc.                                      12,760   1,274,852             0.0%
*          Cogentix Medical, Inc.                                      2,010       2,553             0.0%
*          Community Health Systems, Inc.                            343,259   9,624,982             0.1%
#          Computer Programs & Systems, Inc.                          22,595     858,836             0.0%
*          Concert Pharmaceuticals, Inc.                              14,196     322,391             0.0%
           CONMED Corp.                                               47,847   1,940,674             0.0%
#          Cooper Cos., Inc. (The)                                    35,148   5,355,149             0.0%
*          Corvel Corp.                                               43,012   1,427,998             0.0%
           CR Bard, Inc.                                              35,065   6,534,363             0.1%
*          Cross Country Healthcare, Inc.                             68,004     918,054             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Health Care -- (Continued)
#   CryoLife, Inc.                                             77,679 $   818,737             0.0%
#*  Cumberland Pharmaceuticals, Inc.                           29,618     183,632             0.0%
*   Cutera, Inc.                                               22,365     303,493             0.0%
#*  Cynosure, Inc. Class A                                     46,585   1,753,459             0.0%
*   DaVita HealthCare Partners, Inc.                          313,677  24,313,104             0.2%
    DENTSPLY International, Inc.                               97,885   5,956,302             0.1%
#*  Depomed, Inc.                                             217,205   3,801,087             0.0%
*   DexCom, Inc.                                               27,240   2,269,637             0.0%
    Digirad Corp.                                              23,800     140,896             0.0%
*   Durect Corp.                                               40,784      83,199             0.0%
#*  Dyax Corp.                                                 51,231   1,410,389             0.0%
*   Dynavax Technologies Corp.                                  2,374      53,914             0.0%
*   Edwards Lifesciences Corp.                                 51,280   8,058,652             0.1%
    Eli Lilly & Co.                                           197,616  16,119,537             0.1%
#*  Emergent Biosolutions, Inc.                                79,160   2,544,994             0.0%
*   Endo International P.L.C.                                 134,227   8,052,278             0.1%
    Ensign Group, Inc. (The)                                   63,547   2,679,142             0.0%
#*  Envision Healthcare Holdings, Inc.                        199,414   5,623,475             0.0%
*   Enzo Biochem, Inc.                                         53,941     200,661             0.0%
#*  Exactech, Inc.                                             23,629     402,402             0.0%
#*  ExamWorks Group, Inc.                                      80,008   2,259,426             0.0%
*   Express Scripts Holding Co.                               397,255  34,314,887             0.2%
*   Five Star Quality Care, Inc.                               93,200     304,764             0.0%
*   Genesis Healthcare, Inc.                                   34,371     170,480             0.0%
    Gilead Sciences, Inc.                                     323,162  34,943,507             0.2%
#*  Globus Medical, Inc. Class A                              184,529   4,124,223             0.0%
#*  Greatbatch, Inc.                                           45,425   2,427,966             0.0%
#*  Haemonetics Corp.                                          91,081   3,076,716             0.0%
#*  Halyard Health, Inc.                                       28,475     845,138             0.0%
#*  Hanger, Inc.                                               63,789     919,837             0.0%
*   Harvard Apparatus Regenerative Technology, Inc.             2,342       1,410             0.0%
#*  Harvard Bioscience, Inc.                                   60,395     177,561             0.0%
*   HCA Holdings, Inc.                                         62,915   4,327,923             0.0%
*   Health Net, Inc.                                          155,519   9,993,651             0.1%
#   HealthSouth Corp.                                         154,031   5,364,900             0.0%
#*  HealthStream, Inc.                                         89,455   2,129,924             0.0%
#*  Healthways, Inc.                                           69,463     817,580             0.0%
#*  Henry Schein, Inc.                                         85,011  12,897,019             0.1%
    Hill-Rom Holdings, Inc.                                   137,231   7,230,701             0.1%
#*  HMS Holdings Corp.                                        131,119   1,380,683             0.0%
*   Hologic, Inc.                                             293,218  11,394,451             0.1%
#*  Horizon Pharma P.L.C.                                     153,509   2,413,161             0.0%
    Humana, Inc.                                              169,557  30,287,967             0.2%
*   ICU Medical, Inc.                                          25,611   2,816,442             0.0%
#*  Idera Pharmaceuticals, Inc.                                30,405      83,918             0.0%
#*  IDEXX Laboratories, Inc.                                   57,480   3,944,278             0.0%
*   Illumina, Inc.                                             23,007   3,296,443             0.0%
#*  Impax Laboratories, Inc.                                  111,692   3,867,894             0.0%
*   IMS Health Holdings, Inc.                                  74,594   2,030,449             0.0%
#*  Incyte Corp.                                               86,152  10,125,445             0.1%
#*  Infinity Pharmaceuticals, Inc.                              8,417      87,116             0.0%
*   Inogen, Inc.                                               16,132     689,482             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                PERCENTAGE
                                                                        SHARES      VALUE+    OF NET ASSETS**
                                                                       --------- ------------ ---------------
Health Care -- (Continued)
#*           Insys Therapeutics, Inc.                                     25,530 $    657,653             0.0%
#*           Integra LifeSciences Holdings Corp.                          69,300    4,128,201             0.0%
#*           Intercept Pharmaceuticals, Inc.                              10,800    1,697,760             0.0%
#*           Intrexon Corp.                                               36,453    1,224,821             0.0%
*            Intuitive Surgical, Inc.                                      8,819    4,379,515             0.0%
#            Invacare Corp.                                              100,622    1,738,748             0.0%
#*           IPC Healthcare, Inc.                                         38,101    2,990,928             0.0%
*            Iridex Corp.                                                 12,103       97,066             0.0%
#*           Isis Pharmaceuticals, Inc.                                   22,929    1,104,031             0.0%
#*           Jazz Pharmaceuticals P.L.C.                                  24,763    3,399,465             0.0%
             Johnson & Johnson                                         1,171,060  118,312,192             0.8%
*            Juniper Pharmaceuticals, Inc.                                   811        9,813             0.0%
             Kewaunee Scientific Corp.                                     3,000       49,860             0.0%
             Kindred Healthcare, Inc.                                    255,732    3,426,809             0.0%
#*           Laboratory Corp. of America Holdings                        121,619   14,927,516             0.1%
#            Landauer, Inc.                                                5,650      223,118             0.0%
#*           Lannett Co., Inc.                                           101,012    4,522,307             0.0%
             LeMaitre Vascular, Inc.                                      27,308      363,743             0.0%
*            LHC Group, Inc.                                              38,853    1,750,910             0.0%
*            LifePoint Hospitals, Inc.                                   113,224    7,798,869             0.1%
#*           Ligand Pharmaceuticals, Inc.                                 38,993    3,523,018             0.0%
#*           Lipocine, Inc.                                               34,923      417,679             0.0%
             LivaNova P.L.C.                                              61,247    4,059,451             0.0%
#*           Luminex Corp.                                                69,847    1,271,215             0.0%
*            Magellan Health, Inc.                                        82,061    4,382,057             0.0%
*            Mallinckrodt P.L.C.                                          97,158    6,380,366             0.1%
*            Masimo Corp.                                                113,035    4,485,229             0.0%
#*           Mast Therapeutics, Inc.                                      25,886       11,421             0.0%
             McKesson Corp.                                               55,924    9,999,211             0.1%
#*           MedAssets, Inc.                                             141,036    3,339,732             0.0%
(degrees)#*  Medcath Corp.                                                26,258           --             0.0%
#*           Medicines Co. (The)                                         202,610    6,937,366             0.1%
*            MediciNova, Inc.                                              5,363       15,714             0.0%
*            Medivation, Inc.                                             78,272    3,292,120             0.0%
#*           MEDNAX, Inc.                                                141,029    9,938,314             0.1%
             Medtronic P.L.C.                                            543,561   40,180,029             0.3%
             Merck & Co., Inc.                                         1,166,009   63,734,052             0.4%
#            Meridian Bioscience, Inc.                                   110,003    2,091,157             0.0%
*            Merit Medical Systems, Inc.                                  96,080    1,781,323             0.0%
*            Mettler-Toledo International, Inc.                           13,911    4,326,182             0.0%
*            Misonix, Inc.                                                 8,260       92,016             0.0%
#*           Molina Healthcare, Inc.                                     120,447    7,467,714             0.1%
*            Momenta Pharmaceuticals, Inc.                                88,278    1,448,642             0.0%
*            Mylan NV                                                    157,821    6,958,328             0.1%
#*           Myriad Genetics, Inc.                                       134,178    5,416,766             0.0%
             National Healthcare Corp.                                    20,876    1,362,785             0.0%
#            National Research Corp. Class A                              29,412      450,886             0.0%
#            National Research Corp. Class B                               4,902      157,991             0.0%
*            Natus Medical, Inc.                                          72,355    3,294,323             0.0%
#*           Nektar Therapeutics                                         109,719    1,302,365             0.0%
*            Neogen Corp.                                                 49,172    2,657,747             0.0%
*            Neurocrine Biosciences, Inc.                                 31,888    1,565,382             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                               SHARES      VALUE+    OF NET ASSETS**
                                                              --------- ------------ ---------------
Health Care -- (Continued)
#*  NewLink Genetics Corp.                                       10,777 $    412,436             0.0%
*   NuVasive, Inc.                                              110,123    5,193,401             0.0%
#*  Omnicell, Inc.                                               76,491    2,080,555             0.0%
#*  OncoGenex Pharmaceuticals, Inc.                               1,700        3,519             0.0%
#*  Opko Health, Inc.                                           475,799    4,496,301             0.0%
#*  OraSure Technologies, Inc.                                   60,788      316,098             0.0%
*   Orthofix International NV                                    39,548    1,346,609             0.0%
#   Owens & Minor, Inc.                                         146,439    5,249,838             0.0%
*   Pain Therapeutics, Inc.                                      50,349       93,146             0.0%
#   Paratek Pharmaceuticals, Inc.                                 1,918       33,296             0.0%
*   PAREXEL International Corp.                                 111,511    7,038,574             0.1%
#   Patterson Cos., Inc.                                        201,480    9,550,152             0.1%
*   PDI, Inc.                                                    21,336       34,778             0.0%
#   PDL BioPharma, Inc.                                         149,198      683,327             0.0%
#   PerkinElmer, Inc.                                           201,681   10,414,807             0.1%
#*  Pernix Therapeutics Holdings, Inc.                            7,120       20,007             0.0%
    Perrigo Co. P.L.C.                                           45,643    7,199,727             0.1%
    Pfizer, Inc.                                              3,836,794  129,760,373             0.9%
*   PharMerica Corp.                                             76,347    2,181,234             0.0%
#   Phibro Animal Health Corp. Class A                           18,599      620,463             0.0%
#*  Pozen, Inc.                                                  44,728      261,659             0.0%
#*  Premier, Inc. Class A                                        38,063    1,286,910             0.0%
*   Prestige Brands Holdings, Inc.                              138,458    6,785,827             0.1%
#*  Progenics Pharmaceuticals, Inc.                              99,984      733,883             0.0%
*   ProPhase Labs, Inc.                                          19,981       30,571             0.0%
*   Providence Service Corp. (The)                               46,520    2,402,758             0.0%
#*  pSivida Corp.                                                22,452       86,216             0.0%
    Psychemedics Corp.                                            1,810       18,842             0.0%
#   Quality Systems, Inc.                                       120,291    1,690,089             0.0%
    Quest Diagnostics, Inc.                                     160,837   10,928,874             0.1%
#*  Quidel Corp.                                                 50,738      975,184             0.0%
*   Quintiles Transnational Holdings, Inc.                       46,575    2,964,499             0.0%
#*  Radius Health, Inc.                                           8,373      537,798             0.0%
#*  RadNet, Inc.                                                 84,189      556,489             0.0%
*   Regeneron Pharmaceuticals, Inc.                              21,372   11,912,539             0.1%
#*  Repligen Corp.                                               51,897    1,725,056             0.0%
#   ResMed, Inc.                                                 67,431    3,884,700             0.0%
*   Retractable Technologies, Inc.                                7,725       28,196             0.0%
*   Retrophin, Inc.                                                 799       15,285             0.0%
#*  Rigel Pharmaceuticals, Inc.                                 135,614      344,460             0.0%
*   RTI Surgical, Inc.                                          118,166      496,888             0.0%
#*  Sagent Pharmaceuticals, Inc.                                 44,442      747,070             0.0%
#*  SciClone Pharmaceuticals, Inc.                              116,568      888,248             0.0%
#*  SeaSpine Holdings Corp.                                      17,658      266,283             0.0%
#*  Seattle Genetics, Inc.                                       46,504    1,929,451             0.0%
#   Select Medical Holdings Corp.                               320,645    3,623,288             0.0%
    Simulations Plus, Inc.                                        4,400       36,036             0.0%
*   Sirona Dental Systems, Inc.                                  84,358    9,205,989             0.1%
    Span-America Medical Systems, Inc.                            3,812       68,883             0.0%
#*  Spectrum Pharmaceuticals, Inc.                               95,574      497,941             0.0%
    St Jude Medical, Inc.                                        99,337    6,338,694             0.1%
#   STERIS Corp.                                                120,859    9,058,382             0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                              SHARES      VALUE+     OF NET ASSETS**
                                                              ------- -------------- ---------------
Health Care -- (Continued)
    Stryker Corp.                                              66,980 $    6,404,628             0.1%
#*  Sucampo Pharmaceuticals, Inc. Class A                      86,092      1,666,741             0.0%
*   SunLink Health Systems, Inc.                                3,122          5,307             0.0%
#*  Supernus Pharmaceuticals, Inc.                             88,750      1,464,375             0.0%
*   Surgical Care Affiliates, Inc.                             64,034      1,896,047             0.0%
#*  SurModics, Inc.                                            35,973        767,304             0.0%
*   Symmetry Surgical, Inc.                                    19,109        162,426             0.0%
*   Taro Pharmaceutical Industries, Ltd.                       22,492      3,266,288             0.0%
#*  Team Health Holdings, Inc.                                 80,106      4,779,925             0.0%
#   Teleflex, Inc.                                             84,135     11,189,955             0.1%
#*  Tenet Healthcare Corp.                                    181,303      5,687,475             0.1%
*   Theravance Biopharma, Inc.                                  3,588         53,641             0.0%
    Thermo Fisher Scientific, Inc.                            224,255     29,328,069             0.2%
#*  Tonix Pharmaceuticals Holding Corp.                        11,076         73,102             0.0%
#*  Triple-S Management Corp. Class B                          65,573      1,350,148             0.0%
#*  Ultragenyx Pharmaceutical, Inc.                            14,350      1,425,672             0.0%
#*  United Therapeutics Corp.                                  36,092      5,292,170             0.0%
    UnitedHealth Group, Inc.                                  576,403     67,888,745             0.5%
#   Universal American Corp.                                  194,744      1,452,790             0.0%
    Universal Health Services, Inc. Class B                   114,942     14,033,269             0.1%
    US Physical Therapy, Inc.                                  37,393      1,834,501             0.0%
#   Utah Medical Products, Inc.                                 6,006        354,174             0.0%
*   Varian Medical Systems, Inc.                               40,072      3,146,854             0.0%
*   Vascular Solutions, Inc.                                   40,201      1,291,256             0.0%
*   VCA, Inc.                                                 174,938      9,581,354             0.1%
#*  Veeva Systems, Inc. Class A                                38,101        966,622             0.0%
#*  Versartis, Inc.                                             3,100         32,023             0.0%
*   Vertex Pharmaceuticals, Inc.                               24,122      3,008,978             0.0%
*   Waters Corp.                                               26,378      3,371,108             0.0%
#*  WellCare Health Plans, Inc.                                99,949      8,855,481             0.1%
#   West Pharmaceutical Services, Inc.                        114,100      6,847,141             0.1%
#*  Wright Medical Group NV                                   109,228      2,111,377             0.0%
*   Zafgen, Inc.                                                3,187         30,691             0.0%
    Zimmer Biomet Holdings, Inc.                               85,865      8,978,903             0.1%
    Zoetis, Inc.                                              171,864      7,391,871             0.1%
                                                                      --------------            ----
Total Health Care                                                      1,634,922,922            10.8%
                                                                      --------------            ----
Industrials -- (12.8%)
    3M Co.                                                    171,848     27,016,224             0.2%
#   AAON, Inc.                                                105,608      2,161,796             0.0%
#   AAR Corp.                                                  69,064      1,567,062             0.0%
    ABM Industries, Inc.                                      113,407      3,220,759             0.0%
#   Acacia Research Corp.                                      71,606        476,896             0.0%
*   ACCO Brands Corp.                                         251,154      2,026,813             0.0%
*   Accuride Corp.                                             34,436         97,110             0.0%
    Acme United Corp.                                           2,302         37,638             0.0%
*   Active Power, Inc.                                            920          1,518             0.0%
#   Actuant Corp. Class A                                     126,367      2,881,168             0.0%
#   Acuity Brands, Inc.                                        38,296      8,371,506             0.1%
#   ADT Corp. (The)                                           497,825     16,448,138             0.1%
#   Advanced Drainage Systems, Inc.                            11,173        351,056             0.0%
#*  Advisory Board Co. (The)                                   62,279      2,729,689             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Industrials -- (Continued)
#*  AECOM                                                     301,776 $ 8,893,339             0.1%
#*  Aegion Corp.                                               89,592   1,728,230             0.0%
*   AeroCentury Corp.                                           1,459      12,664             0.0%
#*  Aerojet Rocketdyne Holdings, Inc.                         111,259   1,884,727             0.0%
#*  Aerovironment, Inc.                                        53,908   1,243,658             0.0%
#   AGCO Corp.                                                226,129  10,942,382             0.1%
#   Air Lease Corp.                                           248,056   8,361,968             0.1%
*   Air Transport Services Group, Inc.                        137,123   1,342,434             0.0%
#   Alamo Group, Inc.                                          20,867     979,080             0.0%
    Alaska Air Group, Inc.                                    263,148  20,065,035             0.1%
#   Albany International Corp. Class A                         55,041   2,067,890             0.0%
    Allegiant Travel Co.                                       38,450   7,591,952             0.1%
    Allegion P.L.C.                                            83,230   5,424,099             0.0%
    Allied Motion Technologies, Inc.                           30,840     594,904             0.0%
    Allison Transmission Holdings, Inc.                       441,221  12,663,043             0.1%
#   Altra Industrial Motion Corp.                              69,774   1,846,220             0.0%
    AMERCO                                                     36,423  14,799,029             0.1%
#*  Ameresco, Inc. Class A                                     37,184     240,952             0.0%
    American Airlines Group, Inc.                             199,017   9,198,566             0.1%
#   American Railcar Industries, Inc.                          39,572   2,284,096             0.0%
#   American Science & Engineering, Inc.                       13,726     514,450             0.0%
#*  American Superconductor Corp.                                 952       5,169             0.0%
*   American Woodmark Corp.                                    47,115   3,425,261             0.0%
#   AMETEK, Inc.                                              255,082  13,983,595             0.1%
*   AMREP Corp.                                                 9,572      42,117             0.0%
    AO Smith Corp.                                            120,046   9,221,934             0.1%
    Apogee Enterprises, Inc.                                   87,201   4,319,066             0.0%
#   Applied Industrial Technologies, Inc.                      85,317   3,524,445             0.0%
*   ARC Document Solutions, Inc.                              121,704     756,999             0.0%
    ArcBest Corp.                                              42,847   1,109,737             0.0%
#   Argan, Inc.                                                61,447   2,270,467             0.0%
*   Armstrong World Industries, Inc.                          133,715   6,634,938             0.1%
#*  Arotech Corp.                                               5,156       7,528             0.0%
    Astec Industries, Inc.                                     50,304   1,634,880             0.0%
*   Astronics Corp.                                            39,649   1,499,129             0.0%
#*  Astronics Corp. Class B                                    15,542     578,932             0.0%
*   Atlas Air Worldwide Holdings, Inc.                         67,257   2,773,679             0.0%
*   Avalon Holdings Corp. Class A                               1,202       2,272             0.0%
#*  Avis Budget Group, Inc.                                   298,161  14,890,160             0.1%
    AZZ, Inc.                                                  69,376   3,838,574             0.0%
#   B/E Aerospace, Inc.                                        84,277   3,956,805             0.0%
*   Babcock & Wilcox Enterprises, Inc.                         95,224   1,616,904             0.0%
    Barnes Group, Inc.                                        111,742   4,200,382             0.0%
    Barrett Business Services, Inc.                            13,746     673,279             0.0%
*   Beacon Roofing Supply, Inc.                               100,024   3,539,849             0.0%
*   Blount International, Inc.                                168,384   1,022,091             0.0%
#*  BlueLinx Holdings, Inc.                                    86,144      60,301             0.0%
    Boeing Co. (The)                                          141,970  21,021,498             0.2%
#   Brady Corp. Class A                                        86,301   1,963,348             0.0%
*   Breeze-Eastern Corp.                                       12,352     251,981             0.0%
#   Briggs & Stratton Corp.                                    95,581   1,698,474             0.0%
    Brink's Co. (The)                                         159,075   4,928,144             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE+    OF NET ASSETS**
                                                                       ------- ----------- ---------------
Industrials -- (Continued)
*            Broadwind Energy, Inc.                                      2,072 $     4,434             0.0%
#*           Builders FirstSource, Inc.                                162,213   1,917,358             0.0%
             BWX Technologies, Inc.                                    190,448   5,389,678             0.0%
*            CAI International, Inc.                                    38,635     448,939             0.0%
             Carlisle Cos., Inc.                                       130,003  11,310,261             0.1%
#*           Casella Waste Systems, Inc. Class A                        85,715     520,290             0.0%
#            Caterpillar, Inc.                                         543,284  39,654,299             0.3%
*            CBIZ, Inc.                                                128,333   1,379,580             0.0%
#            CDI Corp.                                                  32,781     262,248             0.0%
             CEB, Inc.                                                  60,825   4,547,277             0.0%
#            Ceco Environmental Corp.                                   35,795     319,291             0.0%
             Celadon Group, Inc.                                        71,433   1,034,350             0.0%
#            CH Robinson Worldwide, Inc.                                67,324   4,670,939             0.0%
*            Chart Industries, Inc.                                     62,887   1,081,028             0.0%
#            Chicago Bridge & Iron Co. NV                              270,703  12,146,444             0.1%
             Chicago Rivet & Machine Co.                                   653      17,102             0.0%
#            Cintas Corp.                                               77,276   7,193,623             0.1%
#            CIRCOR International, Inc.                                 35,916   1,649,263             0.0%
             Civeo Corp.                                               196,714     365,888             0.0%
#            CLARCOR, Inc.                                             115,271   5,747,412             0.1%
#*           Clean Harbors, Inc.                                       142,884   6,642,677             0.1%
#*           Colfax Corp.                                              200,438   5,403,808             0.0%
             Columbus McKinnon Corp.                                    38,258     715,042             0.0%
             Comfort Systems USA, Inc.                                 106,785   3,409,645             0.0%
#*           Command Security Corp.                                     10,654      20,562             0.0%
*            Commercial Vehicle Group, Inc.                             35,269     146,719             0.0%
             Compx International, Inc.                                   3,471      39,014             0.0%
*            Continental Building Products, Inc.                        80,411   1,412,821             0.0%
*            Continental Materials Corp.                                 1,019      13,441             0.0%
#            Copa Holdings SA Class A                                   51,254   2,589,352             0.0%
*            Copart, Inc.                                              204,025   7,387,745             0.1%
#            Covanta Holding Corp.                                     331,723   5,559,677             0.1%
*            Covenant Transportation Group, Inc. Class A                53,509   1,032,724             0.0%
*            CPI Aerostructures, Inc.                                    8,781      74,639             0.0%
*            CRA International, Inc.                                    14,257     333,614             0.0%
             Crane Co.                                                 113,544   5,976,956             0.1%
             CSX Corp.                                                 995,114  26,858,127             0.2%
(degrees)#*  CTPartners Executive Search, Inc.                           2,798         462             0.0%
             Cubic Corp.                                                42,758   1,917,696             0.0%
             Cummins, Inc.                                             131,613  13,623,262             0.1%
             Curtiss-Wright Corp.                                      121,999   8,486,250             0.1%
             Danaher Corp.                                             357,516  33,359,818             0.2%
#            Deere & Co.                                               165,751  12,928,578             0.1%
             Delta Air Lines, Inc.                                     458,693  23,319,952             0.2%
#            Deluxe Corp.                                              121,434   7,231,395             0.1%
*            DigitalGlobe, Inc.                                        143,143   2,137,125             0.0%
#            Donaldson Co., Inc.                                       193,063   5,830,503             0.1%
             Douglas Dynamics, Inc.                                     75,450   1,655,373             0.0%
#            Dover Corp.                                               211,747  13,642,859             0.1%
#*           Ducommun, Inc.                                             19,169     414,817             0.0%
#            Dun & Bradstreet Corp. (The)                               40,860   4,652,728             0.0%
*            DXP Enterprises, Inc.                                      30,308     917,120             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                               SHARES      VALUE+    OF NET ASSETS**
                                                              --------- ------------ ---------------
Industrials -- (Continued)
#*  Dycom Industries, Inc.                                      103,347 $  7,863,673             0.1%
#   Dynamic Materials Corp.                                      21,782      155,306             0.0%
#*  Eagle Bulk Shipping, Inc.                                         1            6             0.0%
    Eastern Co. (The)                                             6,782      113,734             0.0%
    Eaton Corp. P.L.C.                                          216,186   12,086,959             0.1%
*   Echo Global Logistics, Inc.                                  65,696    1,562,908             0.0%
    Ecology and Environment, Inc. Class A                         3,767       39,968             0.0%
    EMCOR Group, Inc.                                           149,015    7,194,444             0.1%
    Emerson Electric Co.                                        343,706   16,233,234             0.1%
    Encore Wire Corp.                                            43,274    1,850,829             0.0%
*   Energy Focus, Inc.                                               54          875             0.0%
#*  Energy Recovery, Inc.                                        58,749      421,230             0.0%
#   EnerSys                                                     117,408    7,160,714             0.1%
    Engility Holdings, Inc.                                      29,492      949,347             0.0%
    Ennis, Inc.                                                  60,538    1,212,576             0.0%
#   EnPro Industries, Inc.                                       40,849    2,006,094             0.0%
    EnviroStar, Inc.                                                100          374             0.0%
    Equifax, Inc.                                               108,870   11,602,276             0.1%
#   ESCO Technologies, Inc.                                      53,257    1,975,302             0.0%
    Espey Manufacturing & Electronics Corp.                       4,614      116,273             0.0%
    Essendant, Inc.                                              82,696    2,858,801             0.0%
#*  Esterline Technologies Corp.                                 66,171    5,098,476             0.0%
    Expeditors International of Washington, Inc.                 83,843    4,174,543             0.0%
    Exponent, Inc.                                               58,787    3,022,240             0.0%
#   Fastenal Co.                                                127,276    4,984,128             0.0%
    Federal Signal Corp.                                        230,431    3,470,291             0.0%
    FedEx Corp.                                                 251,048   39,176,040             0.3%
#   Flowserve Corp.                                              87,256    4,045,188             0.0%
#   Fluor Corp.                                                 189,087    9,040,249             0.1%
#   Fortune Brands Home & Security, Inc.                        126,303    6,609,436             0.1%
#   Forward Air Corp.                                            75,192    3,410,709             0.0%
*   Franklin Covey Co.                                           34,980      599,207             0.0%
#   Franklin Electric Co., Inc.                                  92,019    3,032,946             0.0%
    FreightCar America, Inc.                                     33,793      614,357             0.0%
#*  FTI Consulting, Inc.                                        113,997    3,877,038             0.0%
#*  Fuel Tech, Inc.                                              30,552       61,715             0.0%
*   Furmanite Corp.                                              65,374      454,349             0.0%
#   G&K Services, Inc. Class A                                   57,482    3,783,465             0.0%
#   GATX Corp.                                                   77,786    3,632,606             0.0%
#*  Genco Shipping & Trading, Ltd.                                4,688       11,251             0.0%
#*  Gencor Industries, Inc.                                       6,378       61,739             0.0%
#*  Generac Holdings, Inc.                                      103,283    3,259,611             0.0%
#   General Cable Corp.                                         166,267    2,558,849             0.0%
    General Dynamics Corp.                                      109,542   16,275,750             0.1%
    General Electric Co.                                      5,455,103  157,761,579             1.1%
#*  Genesee & Wyoming, Inc. Class A                              92,632    6,215,607             0.1%
*   Gibraltar Industries, Inc.                                   62,097    1,572,296             0.0%
    Global Brass & Copper Holdings, Inc.                         40,984      921,730             0.0%
    Global Power Equipment Group, Inc.                           23,539      101,924             0.0%
#   Golden Ocean Group, Ltd.                                    101,299      199,559             0.0%
#*  Goldfield Corp. (The)                                        18,424       31,874             0.0%
#   Gorman-Rupp Co. (The)                                        40,313    1,152,549             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Industrials -- (Continued)
*   GP Strategies Corp.                                        52,546 $ 1,318,379             0.0%
#   Graco, Inc.                                                82,089   6,025,333             0.1%
#   Graham Corp.                                               17,619     298,994             0.0%
    Granite Construction, Inc.                                 75,706   2,486,185             0.0%
*   Great Lakes Dredge & Dock Corp.                           133,645     534,580             0.0%
#   Greenbrier Cos., Inc. (The)                                47,338   1,800,738             0.0%
#   Griffon Corp.                                              98,568   1,693,398             0.0%
#   H&E Equipment Services, Inc.                               86,666   1,673,520             0.0%
    Hardinge, Inc.                                             16,040     151,738             0.0%
    Harsco Corp.                                              198,835   2,133,500             0.0%
*   Hawaiian Holdings, Inc.                                   221,730   7,694,031             0.1%
#*  HC2 Holdings, Inc.                                         10,474      79,183             0.0%
*   HD Supply Holdings, Inc.                                  200,886   5,984,394             0.1%
#   Healthcare Services Group, Inc.                            60,089   2,238,916             0.0%
#   Heartland Express, Inc.                                   262,223   4,937,659             0.0%
    HEICO Corp.                                                56,494   2,849,557             0.0%
#   HEICO Corp. Class A                                        79,552   3,474,831             0.0%
#   Heidrick & Struggles International, Inc.                   39,570   1,050,979             0.0%
*   Heritage-Crystal Clean, Inc.                                7,298      86,992             0.0%
    Herman Miller, Inc.                                       148,999   4,727,738             0.0%
*   Hertz Global Holdings, Inc.                               627,494  12,236,133             0.1%
#   Hexcel Corp.                                              188,585   8,735,257             0.1%
*   Hill International, Inc.                                   51,954     175,605             0.0%
    Hillenbrand, Inc.                                         184,594   5,476,904             0.0%
#   HNI Corp.                                                 120,123   5,158,082             0.0%
    Honeywell International, Inc.                             187,586  19,373,882             0.1%
    Houston Wire & Cable Co.                                   30,850     191,270             0.0%
*   Hub Group, Inc. Class A                                    95,997   3,837,960             0.0%
    Hubbell, Inc. Class A                                       8,025     948,274             0.0%
    Hubbell, Inc. Class B                                      96,701   9,365,492             0.1%
*   Hudson Global, Inc.                                        43,679     100,898             0.0%
    Huntington Ingalls Industries, Inc.                       119,887  14,379,247             0.1%
    Hurco Cos., Inc.                                           12,027     323,165             0.0%
*   Huron Consulting Group, Inc.                               49,319   2,382,108             0.0%
    Hyster-Yale Materials Handling, Inc.                       28,506   1,668,171             0.0%
*   ICF International, Inc.                                    41,570   1,274,952             0.0%
    IDEX Corp.                                                154,491  11,858,729             0.1%
*   IHS, Inc. Class A                                          54,484   6,513,017             0.1%
    Illinois Tool Works, Inc.                                 102,413   9,415,851             0.1%
    Ingersoll-Rand P.L.C.                                     279,530  16,564,948             0.1%
#*  InnerWorkings, Inc.                                        66,030     493,904             0.0%
*   Innovative Solutions & Support, Inc.                       19,910      49,775             0.0%
    Insperity, Inc.                                            58,619   2,723,439             0.0%
    Insteel Industries, Inc.                                   30,062     643,026             0.0%
*   Integrated Electrical Services, Inc.                       17,939     126,829             0.0%
*   Intelligent Systems Corp.                                     629       1,808             0.0%
    Interface, Inc.                                           136,298   2,664,626             0.0%
#   International Shipholding Corp.                             8,363      16,977             0.0%
#*  Intersections, Inc.                                        30,961      67,805             0.0%
    ITT Corp.                                                 189,827   7,513,353             0.1%
*   Jacobs Engineering Group, Inc.                            236,912   9,509,648             0.1%
#   JB Hunt Transport Services, Inc.                           61,308   4,682,092             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Industrials -- (Continued)
*   JetBlue Airways Corp.                                     877,316 $21,792,529             0.2%
    John Bean Technologies Corp.                               51,321   2,302,260             0.0%
#   Joy Global, Inc.                                          161,256   2,770,378             0.0%
    Kadant, Inc.                                               17,092     702,823             0.0%
#   Kaman Corp.                                                84,492   3,285,894             0.0%
#   Kansas City Southern                                      107,009   8,856,065             0.1%
    KAR Auction Services, Inc.                                326,501  12,537,638             0.1%
#   KBR, Inc.                                                 255,616   4,713,559             0.0%
#   Kelly Services, Inc. Class A                               77,341   1,221,988             0.0%
    Kelly Services, Inc. Class B                                1,275      19,986             0.0%
#   Kennametal, Inc.                                          183,657   5,164,435             0.0%
*   Key Technology, Inc.                                        7,462      83,500             0.0%
    Kforce, Inc.                                               96,920   2,724,421             0.0%
    Kimball International, Inc. Class B                        88,143     962,522             0.0%
*   Kirby Corp.                                               139,928   9,135,899             0.1%
#*  KLX, Inc.                                                  67,212   2,628,661             0.0%
#   Knight Transportation, Inc.                               281,835   7,164,246             0.1%
    Knoll, Inc.                                               136,411   3,170,192             0.0%
    Korn/Ferry International                                  104,168   3,788,590             0.0%
#*  Kratos Defense & Security Solutions, Inc.                 161,271     804,742             0.0%
    L-3 Communications Holdings, Inc.                         100,263  12,673,243             0.1%
#   Landstar System, Inc.                                      70,807   4,463,673             0.0%
#*  Lawson Products, Inc.                                      12,431     323,330             0.0%
#*  Layne Christensen Co.                                      34,483     218,622             0.0%
    LB Foster Co. Class A                                      17,351     255,580             0.0%
#   Lennox International, Inc.                                 54,898   7,291,003             0.1%
#   Lincoln Electric Holdings, Inc.                           162,985   9,748,133             0.1%
#   Lindsay Corp.                                              20,998   1,423,244             0.0%
*   LMI Aerospace, Inc.                                        21,661     227,224             0.0%
    Lockheed Martin Corp.                                      58,142  12,781,356             0.1%
    LS Starrett Co. (The) Class A                              10,357     123,766             0.0%
#   LSI Industries, Inc.                                       49,582     532,511             0.0%
#*  Lydall, Inc.                                               31,697   1,084,988             0.0%
#*  Manitex International, Inc.                                 2,123      13,608             0.0%
#   Manitowoc Co., Inc. (The)                                 321,476   4,918,583             0.0%
#   Manpowergroup, Inc.                                       111,195  10,205,477             0.1%
#   Marten Transport, Ltd.                                     63,332   1,038,011             0.0%
    Masco Corp.                                               163,229   4,733,641             0.0%
#*  MasTec, Inc.                                              135,220   2,267,639             0.0%
*   Mastech Holdings, Inc.                                      3,567      28,714             0.0%
    Matson, Inc.                                              115,025   5,271,596             0.0%
#   Matthews International Corp. Class A                       58,767   3,392,619             0.0%
#   McGrath RentCorp                                           42,419   1,274,691             0.0%
#*  Meritor, Inc.                                             223,621   2,430,760             0.0%
*   Mfri, Inc.                                                  6,501      36,666             0.0%
*   Middleby Corp. (The)                                       73,607   8,607,603             0.1%
    Miller Industries, Inc.                                    16,917     383,678             0.0%
*   Mistras Group, Inc.                                        44,418     840,389             0.0%
#   Mobile Mini, Inc.                                          97,930   3,353,123             0.0%
*   Moog, Inc. Class A                                         81,609   5,040,172             0.0%
*   Moog, Inc. Class B                                          6,265     389,150             0.0%
#*  MRC Global, Inc.                                          254,639   3,030,204             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Industrials -- (Continued)
    MSA Safety, Inc.                                           92,720 $ 4,031,466             0.0%
#   MSC Industrial Direct Co., Inc. Class A                   112,505   7,061,939             0.1%
#   Mueller Industries, Inc.                                  121,717   3,836,520             0.0%
    Mueller Water Products, Inc. Class A                      598,400   5,265,920             0.0%
#   Multi-Color Corp.                                          48,383   3,766,133             0.0%
*   MYR Group, Inc.                                            61,644   1,386,990             0.0%
#   National Presto Industries, Inc.                           10,320     908,676             0.0%
*   Navigant Consulting, Inc.                                 118,475   2,037,770             0.0%
*   NCI Building Systems, Inc.                                  7,486      78,304             0.0%
    Nielsen Holdings P.L.C.                                   388,628  18,463,716             0.1%
*   NL Industries, Inc.                                        66,217     231,097             0.0%
#   NN, Inc.                                                   74,197   1,023,919             0.0%
#   Nordson Corp.                                              88,414   6,298,613             0.1%
    Norfolk Southern Corp.                                    223,703  17,902,951             0.1%
#*  Nortek, Inc.                                                3,273     200,799             0.0%
    Northrop Grumman Corp.                                     73,523  13,803,943             0.1%
#*  Northwest Pipe Co.                                         15,204     200,845             0.0%
#*  NOW, Inc.                                                  89,850   1,483,424             0.0%
*   NV5 Holdings, Inc.                                          5,287     123,081             0.0%
#*  Old Dominion Freight Line, Inc.                           165,432  10,246,858             0.1%
#   Omega Flex, Inc.                                            8,973     370,944             0.0%
*   On Assignment, Inc.                                       133,409   6,018,080             0.1%
    Orbital ATK, Inc.                                         164,743  14,105,296             0.1%
*   Orion Energy Systems, Inc.                                 30,093      54,468             0.0%
*   Orion Marine Group, Inc.                                   34,844     136,240             0.0%
#   Oshkosh Corp.                                             231,655   9,518,704             0.1%
    Owens Corning                                             271,623  12,366,995             0.1%
#   PACCAR, Inc.                                              296,259  15,598,036             0.1%
#*  PAM Transportation Services, Inc.                           7,813     279,002             0.0%
    Park-Ohio Holdings Corp.                                   26,855     926,498             0.0%
#   Parker-Hannifin Corp.                                     175,158  18,339,043             0.1%
*   Patrick Industries, Inc.                                   67,359   2,733,428             0.0%
#*  Patriot Transportation Holding, Inc.                        3,487      77,342             0.0%
*   Pendrell Corp.                                             67,532      45,246             0.0%
#   Pentair P.L.C.                                            194,318  10,866,263             0.1%
*   Performant Financial Corp.                                119,747     276,616             0.0%
#*  PGT, Inc.                                                 182,964   2,206,546             0.0%
#   Pitney Bowes, Inc.                                        212,904   4,396,468             0.0%
#*  Plug Power, Inc.                                            2,629       6,336             0.0%
#*  Ply Gem Holdings, Inc.                                     33,993     401,797             0.0%
#   Powell Industries, Inc.                                    19,910     663,401             0.0%
#*  Power Solutions International, Inc.                         2,080      37,523             0.0%
#*  PowerSecure International, Inc.                            61,870     770,900             0.0%
    Precision Castparts Corp.                                  65,806  15,188,683             0.1%
#   Preformed Line Products Co.                                 8,209     348,883             0.0%
#   Primoris Services Corp.                                   131,113   2,611,771             0.0%
#*  Proto Labs, Inc.                                           15,437   1,000,935             0.0%
    Providence and Worcester Railroad Co.                       3,494      55,974             0.0%
    Quad/Graphics, Inc.                                         8,377     108,063             0.0%
#   Quanex Building Products Corp.                             86,944   1,640,633             0.0%
#*  Quanta Services, Inc.                                     307,375   6,181,311             0.1%
*   Radiant Logistics, Inc.                                    38,901     154,437             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Industrials -- (Continued)
#   Raven Industries, Inc.                                     77,888 $ 1,418,340             0.0%
    Raytheon Co.                                              159,417  18,715,556             0.1%
#*  RBC Bearings, Inc.                                         45,137   3,086,919             0.0%
    RCM Technologies, Inc.                                     15,191      77,626             0.0%
    Regal Beloit Corp.                                         89,084   5,682,668             0.1%
*   Republic Airways Holdings, Inc.                            85,096     490,153             0.0%
    Republic Services, Inc.                                   361,638  15,818,046             0.1%
    Resources Connection, Inc.                                 86,194   1,547,182             0.0%
#*  Rexnord Corp.                                             231,917   4,285,826             0.0%
*   Roadrunner Transportation Systems, Inc.                    74,195     789,435             0.0%
    Robert Half International, Inc.                            69,588   3,664,504             0.0%
    Rockwell Automation, Inc.                                  70,845   7,733,440             0.1%
#   Rockwell Collins, Inc.                                     69,385   6,017,067             0.1%
#   Rollins, Inc.                                             169,343   4,541,779             0.0%
#   Roper Technologies, Inc.                                   79,603  14,834,019             0.1%
*   RPX Corp.                                                 124,871   1,778,163             0.0%
#   RR Donnelley & Sons Co.                                   393,486   6,638,109             0.1%
#*  Rush Enterprises, Inc. Class A                             65,683   1,601,352             0.0%
#*  Rush Enterprises, Inc. Class B                              8,637     195,887             0.0%
#   Ryder System, Inc.                                        174,036  12,492,304             0.1%
#*  Saia, Inc.                                                 85,927   2,028,736             0.0%
#*  Sensata Technologies Holding NV                            59,798   2,875,686             0.0%
    Servotronics, Inc.                                          1,473      10,311             0.0%
    SIFCO Industries, Inc.                                      7,118      88,833             0.0%
    Simpson Manufacturing Co., Inc.                            89,676   3,405,894             0.0%
#   SkyWest, Inc.                                              91,028   1,733,173             0.0%
*   SL Industries, Inc.                                        11,694     391,749             0.0%
    SmartPros, Ltd.                                             1,344       4,744             0.0%
    Snap-on, Inc.                                              70,661  11,721,953             0.1%
#*  SolarCity Corp.                                            55,287   1,639,260             0.0%
    Southwest Airlines Co.                                    720,630  33,357,963             0.2%
*   SP Plus Corp.                                              24,321     620,186             0.0%
#*  Sparton Corp.                                              11,200     263,536             0.0%
*   Spirit Aerosystems Holdings, Inc. Class A                 199,491  10,521,155             0.1%
#*  Spirit Airlines, Inc.                                     108,389   4,023,400             0.0%
#   SPX Corp.                                                  80,563     986,897             0.0%
*   SPX FLOW, Inc.                                             80,563   2,731,086             0.0%
    Standex International Corp.                                35,926   3,223,281             0.0%
    Stanley Black & Decker, Inc.                              162,667  17,239,449             0.1%
    Steelcase, Inc. Class A                                   251,863   4,888,661             0.0%
#*  Stericycle, Inc.                                           29,862   3,624,351             0.0%
#*  Sterling Construction Co., Inc.                            23,323      90,260             0.0%
#*  Stock Building Supply Holdings, Inc.                       10,860     187,661             0.0%
#   Sun Hydraulics Corp.                                       48,148   1,410,255             0.0%
    Supreme Industries, Inc. Class A                           14,584     116,672             0.0%
#*  Swift Transportation Co.                                  237,575   3,713,297             0.0%
    TAL International Group, Inc.                              86,087   1,460,036             0.0%
#*  Taser International, Inc.                                  82,399   1,928,961             0.0%
*   Team, Inc.                                                 48,798   1,707,930             0.0%
*   Teledyne Technologies, Inc.                                91,668   8,179,536             0.1%
    Tennant Co.                                                40,142   2,325,025             0.0%
    Terex Corp.                                               221,004   4,433,340             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Industrials -- (Continued)
    Tetra Tech, Inc.                                          149,854 $ 4,031,073             0.0%
#   Textainer Group Holdings, Ltd.                             82,635   1,616,341             0.0%
    Textron, Inc.                                             320,497  13,515,358             0.1%
#*  Thermon Group Holdings, Inc.                               45,816     921,360             0.0%
    Timken Co. (The)                                          191,555   6,053,138             0.1%
#   Titan International, Inc.                                 105,661     750,193             0.0%
#*  Titan Machinery, Inc.                                      34,120     417,288             0.0%
    Toro Co. (The)                                             62,434   4,699,407             0.0%
    Towers Watson & Co. Class A                                61,191   7,560,760             0.1%
*   TransDigm Group, Inc.                                      20,390   4,482,742             0.0%
*   TRC Cos., Inc.                                             31,592     326,345             0.0%
#*  Trex Co., Inc.                                             67,119   2,622,339             0.0%
#*  Trimas Corp.                                               72,953   1,459,790             0.0%
#*  TriNet Group, Inc.                                         34,310     651,204             0.0%
    Trinity Industries, Inc.                                  440,714  11,930,128             0.1%
#   Triumph Group, Inc.                                       119,130   5,549,075             0.0%
*   TrueBlue, Inc.                                             82,452   2,388,634             0.0%
*   Tutor Perini Corp.                                        112,788   1,892,583             0.0%
    Twin Disc, Inc.                                            22,640     266,699             0.0%
    Tyco International P.L.C.                                 256,128   9,333,304             0.1%
*   Ultralife Corp.                                            19,679     133,424             0.0%
    UniFirst Corp.                                             27,740   2,914,642             0.0%
    Union Pacific Corp.                                       689,803  61,633,898             0.4%
*   United Continental Holdings, Inc.                         173,485  10,462,880             0.1%
    United Parcel Service, Inc. Class B                       126,424  13,024,200             0.1%
*   United Rentals, Inc.                                      144,254  10,798,854             0.1%
    United Technologies Corp.                                 390,096  38,389,347             0.3%
    Universal Forest Products, Inc.                            33,737   2,450,318             0.0%
    Universal Truckload Services, Inc.                         27,780     443,924             0.0%
#   US Ecology, Inc.                                           65,065   2,551,199             0.0%
*   USA Truck, Inc.                                            21,309     387,398             0.0%
#*  USG Corp.                                                 163,937   3,863,995             0.0%
#*  UTi Worldwide, Inc.                                       201,407   1,436,032             0.0%
    Valmont Industries, Inc.                                   38,524   4,177,543             0.0%
*   Vectrus, Inc.                                              17,994     447,511             0.0%
#*  Verisk Analytics, Inc.                                     82,023   5,873,667             0.1%
#*  Veritiv Corp.                                               7,560     317,520             0.0%
*   Versar, Inc.                                               15,761      51,381             0.0%
    Viad Corp.                                                 44,598   1,342,846             0.0%
#*  Vicor Corp.                                                34,427     332,565             0.0%
#*  Virco Manufacturing Corp.                                  11,119      40,251             0.0%
*   Volt Information Sciences, Inc.                            23,850     205,587             0.0%
#   VSE Corp.                                                  10,118     581,380             0.0%
#*  Wabash National Corp.                                     236,122   2,826,380             0.0%
*   WABCO Holdings, Inc.                                       73,288   8,225,112             0.1%
    Wabtec Corp.                                               52,493   4,350,095             0.0%
    Waste Connections, Inc.                                   257,678  14,038,297             0.1%
    Waste Management, Inc.                                    233,510  12,553,498             0.1%
    Watsco, Inc.                                               44,124   5,428,576             0.0%
    Watsco, Inc. Class B                                        5,058     622,134             0.0%
#   Watts Water Technologies, Inc. Class A                     48,950   2,664,838             0.0%
    Werner Enterprises, Inc.                                  190,088   5,029,728             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                               SHARES       VALUE+     OF NET ASSETS**
                                                              --------- -------------- ---------------
Industrials -- (Continued)
#*  Wesco Aircraft Holdings, Inc.                                45,940 $      572,412             0.0%
#*  WESCO International, Inc.                                   105,226      5,148,708             0.0%
    West Corp.                                                  105,208      2,505,002             0.0%
*   Willdan Group, Inc.                                          16,716        185,715             0.0%
*   Willis Lease Finance Corp.                                    8,926        139,246             0.0%
#   Woodward, Inc.                                              147,554      6,713,707             0.1%
#   WW Grainger, Inc.                                            30,545      6,414,450             0.1%
#*  XPO Logistics, Inc.                                         222,666      6,181,208             0.1%
    Xylem, Inc.                                                 318,602     11,600,299             0.1%
*   YRC Worldwide, Inc.                                          40,041        731,149             0.0%
                                                                        --------------            ----
Total Industrials                                                        2,175,914,810            14.3%
                                                                        --------------            ----
Information Technology -- (15.6%)
#*  3D Systems Corp.                                             49,622        499,197             0.0%
    Accenture P.L.C. Class A                                    131,378     14,083,722             0.1%
#*  ACI Worldwide, Inc.                                         303,525      7,269,424             0.1%
#   Activision Blizzard, Inc.                                   825,688     28,700,915             0.2%
*   Actua Corp.                                                 100,168      1,387,327             0.0%
#*  Acxiom Corp.                                                144,109      3,187,691             0.0%
*   ADDvantage Technologies Group, Inc.                           7,817         18,370             0.0%
*   Adobe Systems, Inc.                                          51,657      4,579,910             0.0%
    ADTRAN, Inc.                                                 96,668      1,501,254             0.0%
#*  Advanced Energy Industries, Inc.                             70,488      1,993,401             0.0%
*   Aehr Test Systems                                             4,618          9,513             0.0%
*   Agilysys, Inc.                                               55,156        627,124             0.0%
#*  Akamai Technologies, Inc.                                    75,971      4,620,556             0.0%
#*  Alliance Data Systems Corp.                                  39,407     11,716,095             0.1%
    Alliance Fiber Optic Products, Inc.                          37,843        515,043             0.0%
#*  Alpha & Omega Semiconductor, Ltd.                            15,188        134,869             0.0%
*   Alphabet, Inc. Class A                                       81,193     59,870,906             0.4%
*   Alphabet, Inc. Class C                                       86,171     61,251,209             0.4%
    Altera Corp.                                                179,312      9,422,846             0.1%
    Amdocs, Ltd.                                                133,008      7,923,287             0.1%
    American Software, Inc. Class A                              41,689        426,478             0.0%
*   Amkor Technology, Inc.                                      333,599      2,074,986             0.0%
#   Amphenol Corp. Class A                                      131,379      7,123,369             0.1%
#*  Amtech Systems, Inc.                                         16,226         83,564             0.0%
#*  ANADIGICS, Inc.                                              30,418          6,996             0.0%
    Analog Devices, Inc.                                        228,600     13,743,432             0.1%
#*  Angie's List, Inc.                                           49,651        383,802             0.0%
*   Anixter International, Inc.                                  57,412      3,937,315             0.0%
#*  ANSYS, Inc.                                                  91,726      8,742,405             0.1%
    Apple, Inc.                                               2,232,888    266,830,116             1.8%
    Applied Materials, Inc.                                     423,120      7,095,722             0.1%
#*  Arista Networks, Inc.                                        44,851      2,893,338             0.0%
#*  ARRIS Group, Inc.                                           481,544     13,608,433             0.1%
*   Arrow Electronics, Inc.                                     221,015     12,153,615             0.1%
#*  Aspen Technology, Inc.                                       88,058      3,644,721             0.0%
    Astro-Med, Inc.                                               9,339        123,088             0.0%
    Atmel Corp.                                                 328,188      2,494,229             0.0%
*   Autobytel, Inc.                                               3,757         69,955             0.0%
*   Autodesk, Inc.                                               41,500      2,290,385             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Information Technology -- (Continued)
#   Automatic Data Processing, Inc.                              96,437 $ 8,389,055             0.1%
#   Avago Technologies, Ltd.                                     45,023   5,543,682             0.1%
*   AVG Technologies NV                                         124,749   2,956,551             0.0%
*   Aviat Networks, Inc.                                         88,527      90,298             0.0%
*   Avid Technology, Inc.                                        87,037     735,463             0.0%
    Avnet, Inc.                                                 253,794  11,529,861             0.1%
#   AVX Corp.                                                   234,355   3,163,792             0.0%
*   Aware, Inc.                                                  27,858      89,981             0.0%
*   Axcelis Technologies, Inc.                                  239,644     671,003             0.0%
*   AXT, Inc.                                                   103,221     227,086             0.0%
#   Badger Meter, Inc.                                           37,017   2,242,490             0.0%
#*  Bankrate, Inc.                                              138,608   1,645,277             0.0%
#*  Barracuda Networks, Inc.                                     57,274   1,098,515             0.0%
    Bel Fuse, Inc. Class A                                        4,354      69,229             0.0%
    Bel Fuse, Inc. Class B                                       14,298     257,793             0.0%
#   Belden, Inc.                                                 68,763   4,402,895             0.0%
*   Benchmark Electronics, Inc.                                  86,360   1,708,201             0.0%
    Black Box Corp.                                              35,024     427,643             0.0%
    Blackbaud, Inc.                                              75,206   4,714,664             0.0%
#*  Blackhawk Network Holdings, Inc.                            127,253   5,418,433             0.0%
*   Blucora, Inc.                                                75,507     739,969             0.0%
    Booz Allen Hamilton Holding Corp.                           164,821   4,855,627             0.0%
#*  Bottomline Technologies de, Inc.                             63,828   1,766,759             0.0%
    Broadcom Corp. Class A                                      102,883   5,288,186             0.0%
    Broadridge Financial Solutions, Inc.                        144,561   8,612,944             0.1%
#*  BroadSoft, Inc.                                              20,166     644,707             0.0%
#*  BroadVision, Inc.                                             6,453      38,783             0.0%
    Brocade Communications Systems, Inc.                        975,028  10,159,792             0.1%
    Brooks Automation, Inc.                                     194,491   2,147,181             0.0%
*   Bsquare Corp.                                                27,437     298,515             0.0%
    CA, Inc.                                                    502,824  13,933,253             0.1%
*   Cabot Microelectronics Corp.                                 52,937   2,232,353             0.0%
#*  CACI International, Inc. Class A                             70,488   6,840,156             0.1%
#*  Cadence Design Systems, Inc.                                325,053   7,222,678             0.1%
*   CalAmp Corp.                                                 72,395   1,372,609             0.0%
*   Calix, Inc.                                                 135,448     946,782             0.0%
*   Carbonite, Inc.                                               1,300      13,156             0.0%
#*  Cardtronics, Inc.                                           142,136   4,903,692             0.0%
*   Cartesian, Inc.                                               3,573       8,361             0.0%
*   Cascade Microtech, Inc.                                      25,976     397,952             0.0%
#   Cass Information Systems, Inc.                               20,708   1,080,129             0.0%
*   Cavium, Inc.                                                 22,676   1,608,862             0.0%
    CDK Global, Inc.                                             40,195   2,001,309             0.0%
    CDW Corp.                                                   233,127  10,418,446             0.1%
*   Ceva, Inc.                                                   46,932   1,096,801             0.0%
    Checkpoint Systems, Inc.                                     77,794     581,899             0.0%
#*  CIBER, Inc.                                                 262,652     937,668             0.0%
#*  Ciena Corp.                                                 189,150   4,566,081             0.0%
#*  Cimpress NV                                                  48,517   3,827,991             0.0%
#*  Cirrus Logic, Inc.                                          159,473   4,916,553             0.0%
    Cisco Systems, Inc.                                       3,101,253  89,471,149             0.6%
*   Citrix Systems, Inc.                                         62,810   5,156,701             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Information Technology -- (Continued)
#*  Clearfield, Inc.                                             20,285 $   284,599             0.0%
#   Cognex Corp.                                                101,635   3,821,476             0.0%
*   Cognizant Technology Solutions Corp. Class A                120,851   8,231,162             0.1%
#*  Coherent, Inc.                                               41,227   2,234,503             0.0%
#   Cohu, Inc.                                                   57,027     717,970             0.0%
*   CommScope Holding Co., Inc.                                 322,052  10,444,146             0.1%
    Communications Systems, Inc.                                 17,110     138,762             0.0%
*   CommVault Systems, Inc.                                      51,492   2,086,456             0.0%
    Computer Sciences Corp.                                     168,743  11,236,596             0.1%
    Computer Task Group, Inc.                                    30,804     221,789             0.0%
    Comtech Telecommunications Corp.                             40,925     988,748             0.0%
    Concurrent Computer Corp.                                    14,271      70,927             0.0%
*   Constant Contact, Inc.                                       31,960     834,156             0.0%
#   Convergys Corp.                                             178,498   4,582,044             0.0%
*   CoreLogic, Inc.                                             195,271   7,611,664             0.1%
    Corning, Inc.                                               540,527  10,053,802             0.1%
#*  CoStar Group, Inc.                                           26,490   5,379,324             0.0%
*   Covisint Corp.                                               46,719      98,577             0.0%
#*  Cray, Inc.                                                   67,321   1,994,721             0.0%
#*  Cree, Inc.                                                  188,622   4,751,388             0.0%
*   Crexendo, Inc.                                               10,564      21,128             0.0%
#   CSG Systems International, Inc.                              94,081   3,153,595             0.0%
    CSP, Inc.                                                     2,797      15,719             0.0%
#   CTS Corp.                                                    53,696     976,193             0.0%
*   CyberOptics Corp.                                            10,031      70,618             0.0%
#   Cypress Semiconductor Corp.                                 238,194   2,510,565             0.0%
#   Daktronics, Inc.                                             82,542     800,657             0.0%
*   Datalink Corp.                                               55,757     407,026             0.0%
*   Demand Media, Inc.                                           12,225      53,179             0.0%
#   Determine, Inc.                                                 538       2,319             0.0%
*   DHI Group, Inc.                                             184,321   1,668,105             0.0%
#   Diebold, Inc.                                               171,369   6,318,375             0.1%
*   Digi International, Inc.                                     49,325     636,293             0.0%
#*  Digimarc Corp.                                                9,758     219,165             0.0%
*   Diodes, Inc.                                                 89,306   2,045,107             0.0%
#   Dolby Laboratories, Inc. Class A                            127,299   4,413,456             0.0%
#*  DSP Group, Inc.                                              44,128     445,693             0.0%
    DST Systems, Inc.                                            97,377  11,894,601             0.1%
*   DTS, Inc.                                                    42,613   1,268,163             0.0%
    EarthLink Holdings Corp.                                    323,471   2,765,677             0.0%
*   eBay, Inc.                                                  374,607  10,451,535             0.1%
#   Ebix, Inc.                                                   58,742   1,628,916             0.0%
*   EchoStar Corp. Class A                                       97,162   4,355,772             0.0%
*   Edgewater Technology, Inc.                                   10,488      83,275             0.0%
#   Electro Rent Corp.                                           40,161     416,871             0.0%
    Electro Scientific Industries, Inc.                          41,652     194,515             0.0%
*   Electronic Arts, Inc.                                       123,119   8,873,186             0.1%
#*  Electronics for Imaging, Inc.                                80,322   3,730,154             0.0%
#*  Ellie Mae, Inc.                                              21,253   1,551,044             0.0%
*   eMagin Corp.                                                 12,094      27,212             0.0%
    EMC Corp.                                                 1,307,007  34,269,724             0.2%
*   Emcore Corp.                                                 55,153     377,247             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Information Technology -- (Continued)
#*  Endurance International Group Holdings, Inc.               64,824 $   864,104             0.0%
#*  EnerNOC, Inc.                                              67,602     530,000             0.0%
*   Entegris, Inc.                                            265,240   3,403,029             0.0%
#*  Envestnet, Inc.                                            26,663     796,157             0.0%
*   EPAM Systems, Inc.                                         83,902   6,489,820             0.1%
    Epiq Systems, Inc.                                         63,188     871,994             0.0%
*   ePlus, Inc.                                                12,730   1,074,667             0.0%
*   Euronet Worldwide, Inc.                                   108,819   8,731,637             0.1%
#*  Everi Holdings, Inc.                                      189,908     888,769             0.0%
*   Everyday Health, Inc.                                       4,747      44,622             0.0%
*   Exar Corp.                                                101,847     579,509             0.0%
*   ExlService Holdings, Inc.                                  54,236   2,400,485             0.0%
*   Extreme Networks, Inc.                                    155,567     558,486             0.0%
*   F5 Networks, Inc.                                          29,718   3,274,924             0.0%
*   Fabrinet                                                   46,950   1,017,406             0.0%
*   Facebook, Inc. Class A                                    300,491  30,641,067             0.2%
    Fair Isaac Corp.                                           83,547   7,717,236             0.1%
#*  Fairchild Semiconductor International, Inc.               338,537   5,646,797             0.1%
*   FalconStor Software, Inc.                                  50,770     101,540             0.0%
#*  FARO Technologies, Inc.                                    29,692   1,003,293             0.0%
#   FEI Co.                                                    62,698   4,526,169             0.0%
    Fidelity National Information Services, Inc.              314,818  22,956,529             0.2%
#*  Finisar Corp.                                             219,171   2,491,974             0.0%
#*  FireEye, Inc.                                              42,598   1,113,938             0.0%
#*  First Solar, Inc.                                         188,233  10,742,457             0.1%
*   Fiserv, Inc.                                              164,352  15,861,612             0.1%
*   FleetCor Technologies, Inc.                                79,782  11,557,221             0.1%
#*  Flextronics International, Ltd.                           354,617   4,039,088             0.0%
    FLIR Systems, Inc.                                        321,161   8,565,364             0.1%
#*  FormFactor, Inc.                                          148,974   1,227,546             0.0%
    Forrester Research, Inc.                                   35,853   1,156,976             0.0%
*   Fortinet, Inc.                                             52,414   1,800,945             0.0%
*   Freescale Semiconductor, Ltd.                             102,749   3,441,064             0.0%
*   Frequency Electronics, Inc.                                10,710     116,953             0.0%
*   Gartner, Inc.                                              40,378   3,661,073             0.0%
*   Genpact, Ltd.                                             385,355   9,549,097             0.1%
*   GigOptix, Inc.                                              3,988       9,890             0.0%
    Global Payments, Inc.                                     118,278  16,134,302             0.1%
    Globalscape, Inc.                                          11,741      44,381             0.0%
#*  Glu Mobile, Inc.                                           88,788     365,807             0.0%
#*  GrubHub, Inc.                                              49,625   1,190,007             0.0%
*   GSE Systems, Inc.                                          19,854      27,001             0.0%
*   GSI Group, Inc.                                            70,599     953,792             0.0%
#*  GSI Technology, Inc.                                       23,969     101,149             0.0%
*   GTT Communications, Inc.                                   52,107     975,443             0.0%
#*  Guidance Software, Inc.                                    14,297      80,635             0.0%
#*  Guidewire Software, Inc.                                   53,843   3,135,278             0.0%
    Hackett Group, Inc. (The)                                  81,676   1,215,339             0.0%
*   Harmonic, Inc.                                            263,382   1,517,080             0.0%
    Harris Corp.                                               86,110   6,813,884             0.1%
#   Heartland Payment Systems, Inc.                           114,175   8,448,950             0.1%
*   HomeAway, Inc.                                             52,504   1,657,026             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                               SHARES      VALUE+    OF NET ASSETS**
                                                              --------- ------------ ---------------
Information Technology -- (Continued)
    HP, Inc.                                                  1,807,285 $ 48,724,404             0.3%
#*  Hutchinson Technology, Inc.                                  36,975       64,706             0.0%
    IAC/InterActiveCorp                                         122,346    8,198,405             0.1%
*   ID Systems, Inc.                                             15,829       55,718             0.0%
#*  Identiv, Inc.                                                 2,529        6,500             0.0%
*   IEC Electronics Corp.                                         9,658       34,189             0.0%
*   II-VI, Inc.                                                 106,819    1,935,560             0.0%
*   Imation Corp.                                                54,588      110,268             0.0%
*   Immersion Corp.                                              28,268      366,919             0.0%
#*  Infinera Corp.                                              199,026    3,932,754             0.0%
    Ingram Micro, Inc. Class A                                  300,310    8,943,232             0.1%
*   Innodata, Inc.                                               31,335       73,951             0.0%
#*  Inphi Corp.                                                  35,425    1,054,602             0.0%
*   Insight Enterprises, Inc.                                    94,544    2,401,418             0.0%
*   Integrated Device Technology, Inc.                          265,854    6,779,277             0.1%
    Integrated Silicon Solution, Inc.                            63,133    1,419,230             0.0%
    Intel Corp.                                               4,523,596  153,168,961             1.0%
#   InterDigital, Inc.                                          122,693    6,225,443             0.1%
#*  Internap Corp.                                              164,053    1,108,998             0.0%
    International Business Machines Corp.                       210,513   29,488,661             0.2%
#   Intersil Corp. Class A                                      214,564    2,907,342             0.0%
*   inTEST Corp.                                                  3,806       15,224             0.0%
*   Intevac, Inc.                                                31,727      155,462             0.0%
*   IntraLinks Holdings, Inc.                                    87,870      768,863             0.0%
*   IntriCon Corp.                                                8,894       72,753             0.0%
    Intuit, Inc.                                                 54,398    5,299,997             0.0%
*   Inuvo, Inc.                                                  13,129       37,680             0.0%
#*  IPG Photonics Corp.                                         105,229    8,694,020             0.1%
*   Iteris, Inc.                                                 12,775       30,532             0.0%
#*  Itron, Inc.                                                  62,054    2,279,243             0.0%
*   Ixia                                                        143,024    2,060,976             0.0%
    IXYS Corp.                                                   73,902      920,819             0.0%
#   j2 Global, Inc.                                             112,060    8,690,253             0.1%
#   Jabil Circuit, Inc.                                         532,551   12,238,022             0.1%
#   Jack Henry & Associates, Inc.                               133,076   10,292,098             0.1%
    Juniper Networks, Inc.                                      304,260    9,550,721             0.1%
*   Kemet Corp.                                                  66,332      184,403             0.0%
*   Key Tronic Corp.                                             14,320      119,286             0.0%
*   Keysight Technologies, Inc.                                 221,595    7,330,363             0.1%
*   Kimball Electronics, Inc.                                    38,844      442,433             0.0%
    KLA-Tencor Corp.                                            130,177    8,737,480             0.1%
#*  Knowles Corp.                                                65,185    1,085,982             0.0%
#*  Kopin Corp.                                                 102,311      273,170             0.0%
*   Kulicke & Soffa Industries, Inc.                            218,968    2,321,061             0.0%
#*  KVH Industries, Inc.                                         26,931      263,924             0.0%
    Lam Research Corp.                                          151,919   11,635,476             0.1%
#*  Lattice Semiconductor Corp.                                 253,762    1,162,230             0.0%
    Leidos Holdings, Inc.                                       126,649    6,657,938             0.1%
#   Lexmark International, Inc. Class A                         162,934    5,293,726             0.0%
*   LGL Group, Inc. (The)                                         2,633       10,256             0.0%
*   Limelight Networks, Inc.                                    175,465      357,949             0.0%
#   Linear Technology Corp.                                     111,337    4,945,590             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                               SHARES      VALUE+    OF NET ASSETS**
                                                              --------- ------------ ---------------
Information Technology -- (Continued)
*   LinkedIn Corp. Class A                                        7,704 $  1,855,662             0.0%
*   Lionbridge Technologies, Inc.                               151,376      815,917             0.0%
*   Liquidity Services, Inc.                                     12,281      100,581             0.0%
#   Littelfuse, Inc.                                             41,426    4,139,700             0.0%
*   LoJack Corp.                                                 43,904      129,956             0.0%
*   Lumentum Holdings, Inc.                                      76,006    1,089,926             0.0%
#*  M/A-COM Technology Solutions Holdings, Inc.                  98,395    3,319,847             0.0%
#*  Magnachip Semiconductor Corp.                                61,702      326,404             0.0%
*   Manhattan Associates, Inc.                                  151,364   11,026,867             0.1%
    ManTech International Corp. Class A                          62,660    1,810,874             0.0%
    Marchex, Inc. Class B                                        38,409      165,927             0.0%
#   Marvell Technology Group, Ltd.                              501,434    4,116,773             0.0%
    MasterCard, Inc. Class A                                    226,976   22,468,354             0.2%
*   Mattersight Corp.                                             5,001       36,057             0.0%
#*  Mattson Technology, Inc.                                    127,861      299,195             0.0%
    Maxim Integrated Products, Inc.                             114,934    4,709,995             0.0%
    MAXIMUS, Inc.                                               147,744   10,076,141             0.1%
*   MaxLinear, Inc. Class A                                      54,807      712,491             0.0%
#*  Maxwell Technologies, Inc.                                   55,751      334,506             0.0%
#   Mentor Graphics Corp.                                       279,130    7,592,336             0.1%
*   Mercury Systems, Inc.                                        54,713      938,875             0.0%
#   Mesa Laboratories, Inc.                                       6,375      713,044             0.0%
    Methode Electronics, Inc.                                    87,133    2,904,143             0.0%
#   Microchip Technology, Inc.                                  308,351   14,890,270             0.1%
#*  Micron Technology, Inc.                                     854,283   14,146,926             0.1%
*   Microsemi Corp.                                             220,628    7,944,814             0.1%
    Microsoft Corp.                                           3,539,615  186,325,334             1.2%
*   MicroStrategy, Inc. Class A                                  16,882    2,904,886             0.0%
#   MKS Instruments, Inc.                                       112,282    3,956,818             0.0%
    MOCON, Inc.                                                   8,521      116,823             0.0%
#*  ModusLink Global Solutions, Inc.                            102,090      295,040             0.0%
#*  MoneyGram International, Inc.                                57,135      577,635             0.0%
    Monolithic Power Systems, Inc.                               48,565    3,031,427             0.0%
    Monotype Imaging Holdings, Inc.                              64,910    1,774,639             0.0%
#*  Monster Worldwide, Inc.                                     282,993    1,774,366             0.0%
*   MoSys, Inc.                                                  65,993       91,730             0.0%
    Motorola Solutions, Inc.                                     51,737    3,620,038             0.0%
    MTS Systems Corp.                                            36,747    2,426,404             0.0%
#*  Multi-Fineline Electronix, Inc.                              50,352      935,540             0.0%
*   Nanometrics, Inc.                                            47,662      728,275             0.0%
*   NAPCO Security Technologies, Inc.                            17,222      116,076             0.0%
#   National Instruments Corp.                                  170,111    5,183,282             0.0%
    NCI, Inc. Class A                                            11,541      179,347             0.0%
*   NCR Corp.                                                   438,443   11,662,584             0.1%
*   NeoPhotonics Corp.                                           48,679      402,575             0.0%
#   NetApp, Inc.                                                323,751   11,007,534             0.1%
*   NETGEAR, Inc.                                                76,789    3,179,065             0.0%
*   Netscout Systems, Inc.                                       69,780    2,503,009             0.0%
#*  NetSuite, Inc.                                               15,289    1,300,635             0.0%
#*  NeuStar, Inc. Class A                                        56,098    1,525,305             0.0%
*   Newport Corp.                                                99,066    1,496,887             0.0%
    NIC, Inc.                                                    89,744    1,702,444             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Information Technology -- (Continued)
#*  Novatel Wireless, Inc.                                       48,740 $   104,791             0.0%
*   Nuance Communications, Inc.                                 660,570  11,209,873             0.1%
#*  Numerex Corp. Class A                                        18,298     147,482             0.0%
    NVE Corp.                                                     2,216     131,387             0.0%
    NVIDIA Corp.                                                458,835  13,017,149             0.1%
*   Oclaro, Inc.                                                106,869     313,126             0.0%
*   OmniVision Technologies, Inc.                                90,827   2,622,175             0.0%
*   ON Semiconductor Corp.                                    1,063,078  11,693,858             0.1%
*   Onvia, Inc.                                                   1,484       5,802             0.0%
    Optical Cable Corp.                                           8,150      25,510             0.0%
    Oracle Corp.                                              1,315,382  51,089,437             0.3%
*   OSI Systems, Inc.                                            42,705   3,680,317             0.0%
*   Palo Alto Networks, Inc.                                     13,966   2,248,526             0.0%
#*  Pandora Media, Inc.                                           8,141      93,703             0.0%
*   PAR Technology Corp.                                         17,200      90,472             0.0%
#   Park Electrochemical Corp.                                   30,476     497,978             0.0%
#   Paychex, Inc.                                               181,984   9,386,735             0.1%
#*  Paycom Software, Inc.                                        62,663   2,381,821             0.0%
*   PayPal Holdings, Inc.                                       368,107  13,255,533             0.1%
#   PC Connection, Inc.                                          47,164   1,096,091             0.0%
    PC-Tel, Inc.                                                 30,780     175,908             0.0%
*   PCM, Inc.                                                    16,586     153,752             0.0%
*   PDF Solutions, Inc.                                          64,089     676,780             0.0%
    Pegasystems, Inc.                                            93,356   2,603,699             0.0%
*   Perceptron, Inc.                                             10,412      82,775             0.0%
*   Perficient, Inc.                                             72,892   1,218,754             0.0%
    Pericom Semiconductor Corp.                                  43,412     757,539             0.0%
*   PFSweb, Inc.                                                 25,445     407,629             0.0%
#*  Photronics, Inc.                                            118,998   1,141,191             0.0%
*   Planar Systems, Inc.                                         34,220     213,191             0.0%
#   Plantronics, Inc.                                            79,726   4,274,908             0.0%
#*  Plexus Corp.                                                 73,678   2,550,732             0.0%
*   PMC-Sierra, Inc.                                            348,768   4,157,315             0.0%
*   Polycom, Inc.                                               287,070   3,955,825             0.0%
    Power Integrations, Inc.                                     49,992   2,530,095             0.0%
*   PRGX Global, Inc.                                            39,286     147,323             0.0%
*   Progress Software Corp.                                      91,339   2,217,711             0.0%
*   PTC, Inc.                                                   162,390   5,755,102             0.1%
    QAD, Inc. Class A                                            20,795     531,104             0.0%
    QAD, Inc. Class B                                             5,440     115,491             0.0%
#*  QLogic Corp.                                                168,301   2,086,932             0.0%
*   Qorvo, Inc.                                                 200,604   8,812,534             0.1%
    QUALCOMM, Inc.                                              821,925  48,838,783             0.3%
*   Qualstar Corp.                                                8,094       9,551             0.0%
#*  Quantum Corp.                                               228,157     191,652             0.0%
*   QuinStreet, Inc.                                             24,924     138,328             0.0%
*   Qumu Corp.                                                   13,779      35,963             0.0%
#*  Rackspace Hosting, Inc.                                     215,910   5,581,273             0.1%
*   Radisys Corp.                                                40,860     105,010             0.0%
#*  Rambus, Inc.                                                204,556   2,111,018             0.0%
*   RealD, Inc.                                                  42,908     436,374             0.0%
#*  RealNetworks, Inc.                                          173,849     674,534             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Information Technology -- (Continued)
#*  RealPage, Inc.                                             14,298 $   241,636             0.0%
*   Red Hat, Inc.                                              60,958   4,822,387             0.0%
    Reis, Inc.                                                 16,269     395,987             0.0%
*   Relm Wireless Corp.                                         4,040      17,372             0.0%
*   RetailMeNot, Inc.                                           6,507      57,197             0.0%
#   RF Industries, Ltd.                                        10,694      48,230             0.0%
    Richardson Electronics, Ltd.                               20,031     120,186             0.0%
#*  Rightside Group, Ltd.                                       9,831      79,140             0.0%
*   Rofin-Sinar Technologies, Inc.                             61,828   1,790,539             0.0%
*   Rogers Corp.                                               35,079   1,631,875             0.0%
#*  Rosetta Stone, Inc.                                        37,189     244,704             0.0%
#*  Rovi Corp.                                                210,573   1,926,743             0.0%
#*  Rubicon Technology, Inc.                                   33,298      36,628             0.0%
#*  Ruckus Wireless, Inc.                                     110,643   1,248,053             0.0%
#*  Rudolph Technologies, Inc.                                 78,043     998,170             0.0%
    Sabre Corp.                                                95,782   2,808,328             0.0%
*   salesforce.com, Inc.                                       50,500   3,924,355             0.0%
#   SanDisk Corp.                                             127,361   9,806,797             0.1%
*   Sanmina Corp.                                             212,763   4,397,811             0.0%
*   ScanSource, Inc.                                           56,427   1,947,296             0.0%
    Science Applications International Corp.                  116,905   5,361,263             0.0%
*   SciQuest, Inc.                                              5,408      64,139             0.0%
#*  Seachange International, Inc.                             101,713     658,083             0.0%
#   Seagate Technology P.L.C.                                 164,496   6,260,718             0.1%
#*  Semtech Corp.                                             112,619   1,970,832             0.0%
*   ServiceNow, Inc.                                           25,753   2,102,732             0.0%
#*  ServiceSource International, Inc.                           7,645      32,644             0.0%
*   Sevcon, Inc.                                                1,585      14,550             0.0%
*   ShoreTel, Inc.                                            105,263     993,683             0.0%
#*  Shutterstock, Inc.                                         17,127     487,777             0.0%
*   Sigma Designs, Inc.                                        80,195     706,518             0.0%
#*  Silicon Graphics International Corp.                       34,406     150,354             0.0%
#*  Silicon Laboratories, Inc.                                 72,009   3,598,290             0.0%
#   Skyworks Solutions, Inc.                                  159,866  12,348,050             0.1%
*   SMTC Corp.                                                  1,900       2,736             0.0%
*   SolarWinds, Inc.                                           76,921   4,463,726             0.0%
    Solera Holdings, Inc.                                      82,045   4,484,580             0.0%
*   Sonic Foundry, Inc.                                           619       4,661             0.0%
#*  Sonus Networks, Inc.                                       98,173     648,924             0.0%
#*  Splunk, Inc.                                               20,942   1,176,103             0.0%
    SS&C Technologies Holdings, Inc.                          138,905  10,299,806             0.1%
*   Stamps.com, Inc.                                           33,028   2,497,247             0.0%
*   StarTek, Inc.                                              16,081      57,892             0.0%
#*  Stratasys, Ltd.                                            76,715   1,956,232             0.0%
#*  SunPower Corp.                                            280,359   7,524,836             0.1%
#*  Super Micro Computer, Inc.                                 87,309   2,462,987             0.0%
*   Support.com, Inc.                                          85,790      99,516             0.0%
*   Sykes Enterprises, Inc.                                   102,958   2,985,782             0.0%
    Symantec Corp.                                            773,747  15,939,188             0.1%
#*  Synaptics, Inc.                                            84,012   7,148,581             0.1%
#*  Synchronoss Technologies, Inc.                             79,920   2,811,586             0.0%
#   SYNNEX Corp.                                               92,513   8,181,850             0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Information Technology -- (Continued)
*   Synopsys, Inc.                                            114,012 $ 5,698,320             0.1%
*   Syntel, Inc.                                              102,809   4,836,135             0.0%
*   Tableau Software, Inc. Class A                             13,101   1,099,960             0.0%
#*  Take-Two Interactive Software, Inc.                       123,987   4,116,368             0.0%
#*  Tangoe, Inc.                                                9,961      82,477             0.0%
    TE Connectivity, Ltd.                                     283,619  18,276,408             0.1%
*   Tech Data Corp.                                           109,568   7,975,455             0.1%
*   TechTarget, Inc.                                            5,601      52,257             0.0%
*   TeleCommunication Systems, Inc. Class A                    88,936     363,748             0.0%
#*  Telenav, Inc.                                              92,674     667,253             0.0%
    TeleTech Holdings, Inc.                                   107,152   3,118,123             0.0%
#*  Teradata Corp.                                            219,361   6,166,238             0.1%
#   Teradyne, Inc.                                            492,321   9,610,106             0.1%
#   Tessco Technologies, Inc.                                  14,125     308,490             0.0%
    Tessera Technologies, Inc.                                169,791   5,937,591             0.1%
    Texas Instruments, Inc.                                   310,900  17,634,248             0.1%
    TheStreet, Inc.                                            30,782      44,326             0.0%
*   TiVo, Inc.                                                249,549   2,265,905             0.0%
    Total System Services, Inc.                               304,233  15,957,021             0.1%
    Transact Technologies, Inc.                                12,325     117,950             0.0%
#*  Travelzoo, Inc.                                             8,293      74,139             0.0%
#*  Trimble Navigation, Ltd.                                  111,327   2,532,689             0.0%
*   Trio Tech International                                     3,963       9,709             0.0%
*   TSR, Inc.                                                     751       3,229             0.0%
#*  TTM Technologies, Inc.                                    218,163   1,592,590             0.0%
#*  Twitter, Inc.                                              11,007     313,259             0.0%
#*  Tyler Technologies, Inc.                                   36,620   6,238,583             0.1%
#   Ubiquiti Networks, Inc.                                    47,429   1,383,978             0.0%
#*  Ultimate Software Group, Inc. (The)                        23,223   4,745,620             0.0%
*   Ultra Clean Holdings, Inc.                                 33,882     165,344             0.0%
*   Ultratech, Inc.                                            81,296   1,270,656             0.0%
#*  Unisys Corp.                                               75,416   1,010,574             0.0%
*   United Online, Inc.                                        33,904     395,999             0.0%
*   Universal Display Corp.                                    42,087   1,444,005             0.0%
*   Universal Security Instruments, Inc.                        1,873       8,972             0.0%
*   Unwired Planet, Inc.                                       83,139      70,427             0.0%
#*  USA Technologies, Inc.                                     16,331      46,380             0.0%
*   Vantiv, Inc. Class A                                      185,507   9,303,176             0.1%
#*  VASCO Data Security International, Inc.                     8,776     166,832             0.0%
#*  Veeco Instruments, Inc.                                    77,922   1,404,154             0.0%
#*  VeriFone Systems, Inc.                                    233,820   7,047,335             0.1%
*   Verint Systems, Inc.                                       83,483   3,972,121             0.0%
#*  VeriSign, Inc.                                             43,176   3,479,986             0.0%
#*  ViaSat, Inc.                                               88,434   5,833,107             0.1%
#*  Viavi Solutions, Inc.                                     380,031   2,261,184             0.0%
*   Vicon Industries, Inc.                                      3,400       5,610             0.0%
*   Virtusa Corp.                                              54,146   3,109,605             0.0%
#   Visa, Inc. Class A                                        547,188  42,450,845             0.3%
#   Vishay Intertechnology, Inc.                              237,364   2,516,058             0.0%
*   Vishay Precision Group, Inc.                               24,604     288,605             0.0%
*   VMware, Inc. Class A                                        8,843     531,906             0.0%
#   Wayside Technology Group, Inc.                              5,310      96,801             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                               SHARES       VALUE+     OF NET ASSETS**
                                                              --------- -------------- ---------------
Information Technology -- (Continued)
*   Web.com Group, Inc.                                         155,647 $    3,653,035             0.0%
#*  WebMD Health Corp.                                           60,695      2,467,859             0.0%
*   Westell Technologies, Inc. Class A                           72,666         98,099             0.0%
    Western Digital Corp.                                       161,071     10,762,764             0.1%
#   Western Union Co. (The)                                     263,474      5,071,874             0.0%
#*  WEX, Inc.                                                    81,279      7,307,795             0.1%
*   Wireless Telecom Group, Inc.                                  9,995         15,792             0.0%
#*  Workday, Inc. Class A                                        18,100      1,429,357             0.0%
#*  Xcerra Corp.                                                 93,311        647,578             0.0%
    Xerox Corp.                                               1,425,143     13,382,093             0.1%
    Xilinx, Inc.                                                281,113     13,386,601             0.1%
*   XO Group, Inc.                                               51,822        784,067             0.0%
*   Yahoo!, Inc.                                                320,401     11,412,684             0.1%
*   Zebra Technologies Corp. Class A                             95,887      7,373,710             0.1%
#*  Zillow Group, Inc. Class A                                   10,342        318,637             0.0%
#*  Zillow Group, Inc. Class C                                   20,684        572,740             0.0%
*   Zix Corp.                                                   103,966        538,544             0.0%
#*  Zynga, Inc. Class A                                       1,865,697      4,421,702             0.0%
                                                                        --------------            ----
Total Information Technology                                             2,640,027,348            17.4%
                                                                        --------------            ----
Materials -- (4.2%)
    A Schulman, Inc.                                             61,154      2,194,817             0.0%
#*  AEP Industries, Inc.                                         20,231      1,618,480             0.0%
    Air Products & Chemicals, Inc.                               69,835      9,705,668             0.1%
    Airgas, Inc.                                                100,607      9,674,369             0.1%
    Albemarle Corp.                                             187,280     10,023,226             0.1%
    Alcoa, Inc.                                               1,049,991      9,376,420             0.1%
#   Allegheny Technologies, Inc.                                205,814      3,025,466             0.0%
#*  AM Castle & Co.                                              37,054         88,559             0.0%
*   American Biltrite, Inc.                                          36         15,228             0.0%
#   American Vanguard Corp.                                      66,548        892,409             0.0%
    Ampco-Pittsburgh Corp.                                       14,266        165,343             0.0%
#   AptarGroup, Inc.                                            150,399     11,063,350             0.1%
    Ashland, Inc.                                                66,271      7,271,254             0.1%
    Avery Dennison Corp.                                        250,014     16,243,410             0.1%
    Axiall Corp.                                                137,398      2,782,310             0.0%
#   Balchem Corp.                                                67,490      4,609,567             0.0%
    Ball Corp.                                                   64,595      4,424,758             0.0%
#   Bemis Co., Inc.                                             257,764     11,800,436             0.1%
*   Berry Plastics Group, Inc.                                  138,004      4,623,134             0.0%
*   Boise Cascade Co.                                           103,921      3,110,356             0.0%
    Cabot Corp.                                                 117,863      4,235,996             0.0%
    Calgon Carbon Corp.                                         112,268      1,931,010             0.0%
#   Carpenter Technology Corp.                                  107,958      3,596,081             0.0%
    Celanese Corp. Series A                                     206,798     14,692,998             0.1%
#*  Century Aluminum Co.                                        199,378        721,748             0.0%
    CF Industries Holdings, Inc.                                393,730     19,989,672             0.1%
#   Chase Corp.                                                  15,344        681,427             0.0%
    Chemours Co. (The)                                           64,406        446,334             0.0%
*   Chemtura Corp.                                              184,872      5,904,812             0.0%
*   Clearwater Paper Corp.                                       39,932      2,013,771             0.0%
*   Codexis, Inc.                                                13,246         42,983             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Materials -- (Continued)
#*  Coeur d'Alene Mines Corp.                                 298,246 $   805,264             0.0%
    Commercial Metals Co.                                     329,583   4,736,108             0.0%
#   Compass Minerals International, Inc.                      108,941   8,850,367             0.1%
#*  Contango ORE, Inc.                                          1,821       9,105             0.0%
*   Core Molding Technologies, Inc.                            18,051     361,742             0.0%
*   Crown Holdings, Inc.                                       67,955   3,604,333             0.0%
    Cytec Industries, Inc.                                    163,349  12,156,433             0.1%
#   Deltic Timber Corp.                                        19,817   1,227,861             0.0%
    Domtar Corp.                                              154,079   6,354,218             0.1%
    Dow Chemical Co. (The)                                    878,752  45,405,116             0.3%
    Eagle Materials, Inc.                                      99,874   6,594,680             0.1%
    Eastman Chemical Co.                                      219,523  15,842,975             0.1%
    Ecolab, Inc.                                              103,663  12,475,842             0.1%
    EI du Pont de Nemours & Co.                               257,634  16,333,996             0.1%
*   Ferro Corp.                                               283,832   3,545,062             0.0%
#*  Flotek Industries, Inc.                                    98,253   1,778,379             0.0%
#   FMC Corp.                                                  61,535   2,505,090             0.0%
    Freeport-McMoRan, Inc.                                    500,701   5,893,251             0.0%
    Friedman Industries, Inc.                                  13,567      81,266             0.0%
    FutureFuel Corp.                                           66,847   1,030,112             0.0%
    Globe Specialty Metals, Inc.                              159,305   2,010,429             0.0%
    Graphic Packaging Holding Co.                             975,457  13,812,471             0.1%
#   Greif, Inc. Class A                                        45,887   1,504,176             0.0%
#   Greif, Inc. Class B                                        28,377   1,092,515             0.0%
#*  Handy & Harman, Ltd.                                        2,707      64,291             0.0%
#   Hawkins, Inc.                                              18,966     785,951             0.0%
#   Haynes International, Inc.                                 24,965     984,869             0.0%
    HB Fuller Co.                                              91,330   3,469,627             0.0%
*   Headwaters, Inc.                                          138,889   2,854,169             0.0%
#   Hecla Mining Co.                                          536,264   1,110,066             0.0%
#*  Horsehead Holding Corp.                                    93,999     266,957             0.0%
#   Huntsman Corp.                                            552,145   7,271,750             0.1%
    Innophos Holdings, Inc.                                    46,315   1,967,924             0.0%
#   Innospec, Inc.                                             54,302   2,999,642             0.0%
    International Flavors & Fragrances, Inc.                   35,484   4,118,273             0.0%
    International Paper Co.                                   449,404  19,185,057             0.1%
*   Intrepid Potash, Inc.                                     102,060     393,952             0.0%
#   Kaiser Aluminum Corp.                                      34,717   2,822,145             0.0%
    KapStone Paper and Packaging Corp.                        307,674   6,691,909             0.1%
    KMG Chemicals, Inc.                                        27,458     577,716             0.0%
    Koppers Holdings, Inc.                                     71,350   1,352,796             0.0%
*   Kraton Performance Polymers, Inc.                          68,894   1,404,749             0.0%
#   Kronos Worldwide, Inc.                                     91,540     723,166             0.0%
#*  Louisiana-Pacific Corp.                                   281,211   4,966,186             0.0%
#*  LSB Industries, Inc.                                       45,841     717,412             0.0%
    LyondellBasell Industries NV Class A                      200,783  18,654,749             0.1%
#   Martin Marietta Materials, Inc.                            59,255   9,193,413             0.1%
    Materion Corp.                                             52,813   1,592,312             0.0%
#   McEwen Mining, Inc.                                       271,668     244,556             0.0%
    Mercer International, Inc.                                122,236   1,320,149             0.0%
    Minerals Technologies, Inc.                                64,690   3,812,829             0.0%
#   Monsanto Co.                                              169,464  15,797,434             0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Materials -- (Continued)
    Mosaic Co. (The)                                          420,156 $14,197,071             0.1%
#   Myers Industries, Inc.                                    108,859   1,699,289             0.0%
    Neenah Paper, Inc.                                         54,429   3,669,059             0.0%
#   NewMarket Corp.                                            16,011   6,304,171             0.1%
    Newmont Mining Corp.                                      642,946  12,511,729             0.1%
#   Noranda Aluminum Holding Corp.                              9,487      16,318             0.0%
*   Northern Technologies International Corp.                   5,900     105,905             0.0%
    Nucor Corp.                                               302,367  12,790,124             0.1%
    Olin Corp.                                                775,780  14,879,460             0.1%
#   Olympic Steel, Inc.                                        36,819     352,358             0.0%
*   OMNOVA Solutions, Inc.                                     74,995     538,464             0.0%
#*  Owens-Illinois, Inc.                                      448,287   9,660,585             0.1%
    Packaging Corp. of America                                147,336  10,085,149             0.1%
#   PH Glatfelter Co.                                          77,433   1,502,200             0.0%
#*  Platform Specialty Products Corp.                         395,839   4,132,559             0.0%
    PolyOne Corp.                                             206,058   6,890,580             0.1%
    PPG Industries, Inc.                                       62,098   6,474,337             0.1%
    Praxair, Inc.                                              85,543   9,502,972             0.1%
#   Quaker Chemical Corp.                                      30,464   2,418,232             0.0%
*   Real Industry, Inc.                                         7,576      71,972             0.0%
    Reliance Steel & Aluminum Co.                             166,545   9,986,038             0.1%
#*  Rentech, Inc.                                              29,603     173,178             0.0%
*   Resolute Forest Products, Inc.                             20,278     151,477             0.0%
#   Royal Gold, Inc.                                          129,541   6,197,241             0.1%
    RPM International, Inc.                                   150,660   6,886,669             0.1%
#   Schnitzer Steel Industries, Inc. Class A                   82,924   1,398,099             0.0%
    Schweitzer-Mauduit International, Inc.                     58,842   2,284,246             0.0%
    Scotts Miracle-Gro Co. (The) Class A                       92,636   6,128,798             0.0%
    Sealed Air Corp.                                          185,920   9,132,390             0.1%
    Sensient Technologies Corp.                                90,101   5,880,892             0.0%
    Sherwin-Williams Co. (The)                                 19,100   5,096,453             0.0%
    Sigma-Aldrich Corp.                                        22,268   3,111,285             0.0%
    Silgan Holdings, Inc.                                     140,974   7,171,347             0.1%
    Sonoco Products Co.                                       249,599  10,655,381             0.1%
#   Southern Copper Corp.                                      67,349   1,869,608             0.0%
    Steel Dynamics, Inc.                                      543,691  10,041,973             0.1%
    Stepan Co.                                                 39,297   2,079,990             0.0%
#*  Stillwater Mining Co.                                     209,126   1,953,237             0.0%
    SunCoke Energy, Inc.                                      139,839     693,601             0.0%
    Synalloy Corp.                                             11,060      96,443             0.0%
#   TimkenSteel Corp.                                          66,112     703,432             0.0%
#*  Trecora Resources                                          13,281     189,121             0.0%
    Tredegar Corp.                                             37,851     539,755             0.0%
#   Tronox, Ltd. Class A                                       96,273     597,855             0.0%
#   United States Lime & Minerals, Inc.                         8,788     429,294             0.0%
#   United States Steel Corp.                                 273,594   3,195,578             0.0%
*   Universal Stainless & Alloy Products, Inc.                 10,522      91,541             0.0%
#*  US Concrete, Inc.                                          43,371   2,405,356             0.0%
#   Valhi, Inc.                                                92,519     228,522             0.0%
#   Valspar Corp. (The)                                        67,225   5,441,864             0.0%
    Vulcan Materials Co.                                      127,191  12,284,107             0.1%
    Wausau Paper Corp.                                        108,973   1,112,614             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES      VALUE+    OF NET ASSETS**
                                                                      --------- ------------ ---------------
Materials -- (Continued)
            Westlake Chemical Corp.                                     160,950 $  9,700,456             0.1%
            WestRock Co.                                                288,291   15,498,524             0.1%
            Worthington Industries, Inc.                                154,045    4,729,181             0.0%
*           WR Grace & Co.                                               39,559    3,967,768             0.0%
                                                                                ------------             ---
Total Materials                                                                  720,226,080             4.7%
                                                                                ------------             ---
Other -- (0.0%)
(degrees)*  Concord Camera Corp. Escrow Shares                            2,339           --             0.0%
(degrees)*  FRD Acquisition Co. Escrow Shares                             4,235           --             0.0%
(degrees)*  Gerber Scientific, Inc. Escrow Shares                        30,731           --             0.0%
(degrees)*  Softbrands, Inc. Escrow Shares                               14,700           --             0.0%
                                                                                ------------             ---
Total Other                                                                               --             0.0%
                                                                                ------------             ---
Real Estate Investment Trusts -- (0.1%)
#           CareTrust REIT, Inc.                                         51,404      581,893             0.0%
#           Equinix, Inc.                                                32,895    9,759,289             0.1%
                                                                                ------------             ---
Total Real Estate Investment Trusts                                               10,341,182             0.1%
                                                                                ------------             ---
Telecommunication Services -- (2.2%)
#*          8x8, Inc.                                                    64,500      687,570             0.0%
*           Alaska Communications Systems Group, Inc.                     1,200        2,748             0.0%
#           Alteva, Inc.                                                  9,033       40,106             0.0%
            AT&T, Inc.                                                5,088,201  170,505,615             1.1%
            Atlantic Tele-Network, Inc.                                  27,012    2,064,257             0.0%
#*          Boingo Wireless, Inc.                                        73,645      569,276             0.0%
            CenturyLink, Inc.                                           627,865   17,712,072             0.1%
#*          Cincinnati Bell, Inc.                                       442,637    1,668,741             0.0%
#           Cogent Communications Holdings, Inc.                         77,790    2,389,709             0.0%
#           Consolidated Communications Holdings, Inc.                  109,923    2,429,298             0.0%
*           FairPoint Communications, Inc.                               11,718      187,957             0.0%
#           Frontier Communications Corp.                             2,117,132   10,882,058             0.1%
#*          General Communication, Inc. Class A                         115,789    2,358,043             0.0%
*           Hawaiian Telcom Holdco, Inc.                                    367        8,375             0.0%
#           IDT Corp. Class B                                            72,282      936,052             0.0%
            Inteliquent, Inc.                                           135,294    2,803,292             0.0%
#*          Intelsat SA                                                  13,513       89,456             0.0%
#*          Iridium Communications, Inc.                                104,650      859,176             0.0%
*           Level 3 Communications, Inc.                                282,798   14,408,558             0.1%
            Lumos Networks Corp.                                         36,481      472,794             0.0%
#*          NTELOS Holdings Corp.                                        46,476      427,114             0.0%
#*          ORBCOMM, Inc.                                               104,691      621,865             0.0%
*           Premiere Global Services, Inc.                              109,913    1,503,610             0.0%
#*          SBA Communications Corp. Class A                             60,940    7,253,079             0.1%
#           Shenandoah Telecommunications Co.                            89,322    4,179,376             0.0%
            Spok Holdings, Inc.                                          40,855      736,616             0.0%
#*          Sprint Corp.                                                999,456    4,727,427             0.1%
#*          Straight Path Communications, Inc. Class B                   15,596      483,476             0.0%
*           T-Mobile US, Inc.                                           228,938    8,674,461             0.1%
            Telephone & Data Systems, Inc.                              215,188    6,162,984             0.1%
*           United States Cellular Corp.                                 49,931    2,034,189             0.0%
            Verizon Communications, Inc.                              2,326,885  109,084,369             0.7%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES     VALUE+    OF NET ASSETS**
                                                              ------- ------------ ---------------
Telecommunication Services -- (Continued)
*   Vonage Holdings Corp.                                     375,899 $  2,281,707             0.0%
#   Windstream Holdings, Inc.                                 252,776    1,645,572             0.0%
                                                                      ------------             ---
Total Telecommunication Services                                       380,890,998             2.5%
                                                                      ------------             ---
Utilities -- (1.9%)
    AES Corp.                                                 363,859    3,984,256             0.0%
    AGL Resources, Inc.                                       124,753    7,797,062             0.1%
#   ALLETE, Inc.                                               78,524    3,942,690             0.0%
#   Alliant Energy Corp.                                       44,668    2,636,305             0.0%
    Ameren Corp.                                               72,928    3,185,495             0.0%
    American Electric Power Co., Inc.                          88,791    5,030,010             0.1%
    American States Water Co.                                  69,653    2,838,360             0.0%
    American Water Works Co., Inc.                             68,777    3,945,049             0.0%
#   Aqua America, Inc.                                        185,512    5,305,643             0.1%
#   Artesian Resources Corp. Class A                            7,674      186,939             0.0%
    Atmos Energy Corp.                                         99,566    6,272,658             0.1%
#   Avista Corp.                                              109,306    3,700,008             0.0%
#   Black Hills Corp.                                          71,264    3,262,466             0.0%
    California Water Service Group                             77,740    1,738,266             0.0%
*   Calpine Corp.                                             596,739    9,255,422             0.1%
#   CenterPoint Energy, Inc.                                  121,531    2,254,400             0.0%
    Chesapeake Utilities Corp.                                 30,494    1,592,092             0.0%
#   Cleco Corp.                                                53,705    2,846,365             0.0%
    CMS Energy Corp.                                          103,097    3,718,709             0.0%
#   Connecticut Water Service, Inc.                            21,100      776,691             0.0%
#   Consolidated Edison, Inc.                                 104,942    6,899,936             0.1%
#   Consolidated Water Co., Ltd.                               20,526      227,223             0.0%
    Delta Natural Gas Co., Inc.                                 5,930      121,150             0.0%
#   Dominion Resources, Inc.                                  107,595    7,685,511             0.1%
    DTE Energy Co.                                             56,384    4,600,371             0.0%
#   Duke Energy Corp.                                         131,282    9,382,725             0.1%
*   Dynegy, Inc.                                              272,974    5,303,885             0.1%
#   Edison International                                       63,589    3,848,406             0.0%
    El Paso Electric Co.                                       69,149    2,673,992             0.0%
    Empire District Electric Co. (The)                         71,089    1,603,057             0.0%
    Entergy Corp.                                              68,272    4,653,419             0.0%
    Eversource Energy                                         114,451    5,830,134             0.1%
    Exelon Corp.                                              171,312    4,783,031             0.0%
    FirstEnergy Corp.                                         157,551    4,915,591             0.0%
    Gas Natural, Inc.                                           5,156       45,476             0.0%
#   Genie Energy, Ltd. Class B                                 32,165      364,751             0.0%
    Great Plains Energy, Inc.                                 151,470    4,165,425             0.0%
    Hawaiian Electric Industries, Inc.                        104,140    3,047,136             0.0%
#   IDACORP, Inc.                                              68,779    4,597,876             0.0%
    ITC Holdings Corp.                                        153,332    5,017,023             0.1%
#   Laclede Group, Inc. (The)                                  71,074    4,162,804             0.0%
#   MDU Resources Group, Inc.                                 185,672    3,501,774             0.0%
#   MGE Energy, Inc.                                           52,440    2,164,199             0.0%
#   Middlesex Water Co.                                        22,489      579,541             0.0%
#   National Fuel Gas Co.                                      81,635    4,288,287             0.0%
    New Jersey Resources Corp.                                140,267    4,443,659             0.0%
    NextEra Energy, Inc.                                       83,191    8,540,388             0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                 PERCENTAGE
                                                                       SHARES      VALUE+      OF NET ASSETS**
                                                                       ------- --------------- ---------------
Utilities -- (Continued)
             NiSource, Inc.                                            312,019 $     5,978,284             0.1%
#            Northwest Natural Gas Co.                                  44,836       2,141,816             0.0%
#            NorthWestern Corp.                                         76,262       4,132,638             0.0%
             NRG Energy, Inc.                                          361,561       4,660,521             0.0%
#            NRG Yield, Inc. Class A                                    31,446         431,754             0.0%
#            NRG Yield, Inc. Class C                                    31,446         454,080             0.0%
#            OGE Energy Corp.                                          139,326       3,972,184             0.0%
#            ONE Gas, Inc.                                              85,597       4,180,557             0.0%
#            Ormat Technologies, Inc.                                   66,303       2,500,949             0.0%
#            Otter Tail Corp.                                           54,799       1,503,685             0.0%
#            Pattern Energy Group, Inc.                                113,203       2,647,818             0.0%
             Pepco Holdings, Inc.                                      118,685       3,160,582             0.0%
             PG&E Corp.                                                 92,086       4,917,392             0.1%
             Piedmont Natural Gas Co., Inc.                            117,994       6,762,236             0.1%
             Pinnacle West Capital Corp.                                41,274       2,621,312             0.0%
             PNM Resources, Inc.                                       131,119       3,687,066             0.0%
             Portland General Electric Co.                             129,197       4,790,625             0.0%
             PPL Corp.                                                 125,181       4,306,226             0.0%
             Public Service Enterprise Group, Inc.                     103,424       4,270,377             0.0%
#            Questar Corp.                                             212,969       4,397,810             0.0%
             RGC Resources, Inc.                                         2,942          61,194             0.0%
#            SCANA Corp.                                                36,709       2,173,907             0.0%
             Sempra Energy                                              44,143       4,520,685             0.0%
             SJW Corp.                                                  38,495       1,221,446             0.0%
#            South Jersey Industries, Inc.                             112,254       2,975,854             0.0%
#            Southern Co. (The)                                        161,326       7,275,803             0.1%
             Southwest Gas Corp.                                        73,783       4,534,703             0.0%
#*           Talen Energy Corp.                                         13,549         117,605             0.0%
             TECO Energy, Inc.                                         231,009       6,237,243             0.1%
#            UGI Corp.                                                 447,220      16,399,557             0.1%
#            UIL Holdings Corp.                                         87,236       4,448,164             0.0%
             Unitil Corp.                                               28,174         999,332             0.0%
#            Vectren Corp.                                              81,229       3,693,483             0.0%
#            WEC Energy Group, Inc.                                    124,900       6,439,844             0.1%
             Westar Energy, Inc.                                       135,461       5,377,802             0.1%
#            WGL Holdings, Inc.                                         81,679       5,082,884             0.1%
             Xcel Energy, Inc.                                         187,613       6,684,651             0.1%
#            York Water Co. (The)                                       18,490         428,598             0.0%
                                                                               ---------------            ----
Total Utilities                                                                    331,906,323             2.2%
                                                                               ---------------            ----
TOTAL COMMON STOCKS                                                             15,150,555,958            99.7%
                                                                               ---------------            ----
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
(degrees)*   Enron TOPRS Escrow Shares                                   1,977              --             0.0%
                                                                               ---------------            ----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Capital Bank Corp. Contingent Value Rights                  7,309              --             0.0%
(degrees)*   Community Health Systems, Inc. Rights 01/04/16            396,076           3,763             0.0%
(degrees)*   Furiex Pharmaceuticals Contingent Value Rights             14,153         138,275             0.0%
(degrees)*   Leap Wireless International, Inc. Contingent Value Rights  89,942         169,990             0.0%
(degrees)#*  Magnum Hunter Resources Corp. Warrants 04/15/16            22,231              --             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                     PERCENTAGE
                                                                         SHARES        VALUE+      OF NET ASSETS**
                                                                       ----------- --------------- ---------------
(degrees)#*  Safeway Casa Ley Contingent Value Rights                      240,783 $       244,371             0.0%
(degrees)#*  Safeway PDC, LLC Contingent Value Rights                      240,783          11,750             0.0%
                                                                                   ---------------           -----
TOTAL RIGHTS/WARRANTS                                                                      568,149             0.0%
                                                                                   ---------------           -----
BONDS -- (0.0%)
Financials -- (0.0%)
(degrees)    Capital Properties, Inc., 5.000%                                1,260           1,258             0.0%
                                                                                   ---------------           -----
TOTAL INVESTMENT SECURITIES                                                         15,151,125,365
                                                                                   ---------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
             State Street Institutional Liquid Reserves, 0.140%         45,061,143      45,061,143             0.3%
                                                                                   ---------------           -----
SECURITIES LENDING COLLATERAL -- (10.2%)
(S)@         DFA Short Term Investment Fund                            149,053,678   1,724,551,050            11.3%
                                                                                   ---------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $12,870,772,552)                               $16,920,737,558           111.3%
                                                                                   ===============           =====

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                          INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   ------------------------------------------------------
                                       LEVEL 1          LEVEL 2     LEVEL 3      TOTAL
                                   ---------------   -------------- ------- ---------------
Common Stocks
   Consumer Discretionary          $ 2,313,220,711               --   --    $ 2,313,220,711
   Consumer Staples                  1,009,260,691               --   --      1,009,260,691
   Energy                            1,332,320,875               --   --      1,332,320,875
   Financials                        2,601,396,806   $      127,212   --      2,601,524,018
   Health Care                       1,634,905,790           17,132   --      1,634,922,922
   Industrials                       2,175,914,348              462   --      2,175,914,810
   Information Technology            2,640,027,348               --   --      2,640,027,348
   Materials                           720,226,080               --   --        720,226,080
   Other                                        --               --   --                 --
   Real Estate Investment Trusts        10,341,182               --   --         10,341,182
   Telecommunication Services          380,890,998               --   --        380,890,998
   Utilities                           331,906,323               --   --        331,906,323
Preferred Stocks
   Other                                        --               --   --                 --
Rights/Warrants                                 --          568,149   --            568,149
Bonds
   Financials                                   --            1,258   --              1,258
Temporary Cash Investments              45,061,143               --   --         45,061,143
Securities Lending Collateral                   --    1,724,551,050   --      1,724,551,050
                                   ---------------   --------------   --    ---------------
TOTAL                              $15,195,472,295   $1,725,265,263   --    $16,920,737,558
                                   ===============   ==============   ==    ===============

                         U.S. VECTOR EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
COMMON STOCKS -- (85.6%)
Consumer Discretionary -- (12.6%)
*   1-800-Flowers.com, Inc. Class A                            54,612 $  542,297             0.0%
    A. H. Belo Corp. Class A                                   24,143    130,614             0.0%
    Aaron's, Inc.                                             106,404  2,624,987             0.1%
#   Abercrombie & Fitch Co. Class A                            50,447  1,068,972             0.0%
    Advance Auto Parts, Inc.                                    5,868  1,164,387             0.0%
    AMC Entertainment Holdings, Inc. Class A                   11,193    306,352             0.0%
#*  AMC Networks, Inc. Class A                                  7,802    576,490             0.0%
    AMCON Distributing Co.                                        438     36,792             0.0%
#*  America's Car-Mart, Inc.                                   13,372    457,857             0.0%
*   American Axle & Manufacturing Holdings, Inc.               22,511    498,844             0.0%
#   American Eagle Outfitters, Inc.                           228,899  3,497,577             0.1%
#*  American Public Education, Inc.                            19,139    415,890             0.0%
*   Apollo Education Group, Inc.                               84,082    610,435             0.0%
    Aramark                                                    15,204    461,441             0.0%
#   Arctic Cat, Inc.                                           15,259    313,420             0.0%
    Ark Restaurants Corp.                                       3,403     80,515             0.0%
*   Asbury Automotive Group, Inc.                              29,653  2,348,518             0.1%
*   Ascena Retail Group, Inc.                                 221,323  2,948,022             0.1%
*   Ascent Capital Group, Inc. Class A                         14,641    318,881             0.0%
#   Autoliv, Inc.                                               8,259  1,001,321             0.0%
*   AutoNation, Inc.                                           24,334  1,537,665             0.1%
*   Ballantyne Strong, Inc.                                    17,594     76,886             0.0%
*   Barnes & Noble Education, Inc.                             82,681  1,219,545             0.0%
    Barnes & Noble, Inc.                                      145,935  1,895,696             0.1%
    Bassett Furniture Industries, Inc.                         10,687    341,557             0.0%
    Beasley Broadcast Group, Inc. Class A                       6,377     26,975             0.0%
#*  Beazer Homes USA, Inc.                                     16,707    237,908             0.0%
#   bebe stores, Inc.                                          95,928    106,480             0.0%
#*  Bed Bath & Beyond, Inc.                                    24,013  1,431,895             0.1%
*   Belmond, Ltd. Class A                                     173,349  1,861,768             0.1%
#   Best Buy Co., Inc.                                         56,545  1,980,771             0.1%
    Big 5 Sporting Goods Corp.                                 36,697    335,778             0.0%
#   Big Lots, Inc.                                             60,526  2,790,249             0.1%
*   Biglari Holdings, Inc.                                      1,752    672,996             0.0%
#*  BJ's Restaurants, Inc.                                     35,760  1,535,177             0.1%
    Bloomin' Brands, Inc.                                     119,574  2,029,171             0.1%
*   Blue Nile, Inc.                                             7,451    254,079             0.0%
    Bob Evans Farms, Inc.                                      30,322  1,312,033             0.0%
#   Bon-Ton Stores, Inc. (The)                                 16,943     53,370             0.0%
*   Books-A-Million, Inc.                                      13,630     43,207             0.0%
    BorgWarner, Inc.                                           21,458    918,832             0.0%
    Bowl America, Inc. Class A                                  2,839     42,443             0.0%
#*  Boyd Gaming Corp.                                          57,508  1,149,585             0.0%
*   Bravo Brio Restaurant Group, Inc.                          27,451    322,275             0.0%
*   Bridgepoint Education, Inc.                                32,150    249,163             0.0%
*   Bright Horizons Family Solutions, Inc.                     12,968    830,211             0.0%
#   Brinker International, Inc.                                12,255    557,725             0.0%
    Brunswick Corp.                                            27,655  1,488,116             0.1%
#   Buckle, Inc. (The)                                          9,525    337,566             0.0%
#*  Buffalo Wild Wings, Inc.                                    7,173  1,106,579             0.0%
*   Build-A-Bear Workshop, Inc.                                27,716    431,261             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED



                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Consumer Discretionary -- (Continued)
*   Burlington Stores, Inc.                                     6,629 $   318,722             0.0%
#*  Cabela's, Inc.                                             57,032   2,233,943             0.1%
*   Cable One, Inc.                                             6,442   2,792,220             0.1%
#   Cablevision Systems Corp. Class A                          28,203     919,136             0.0%
#*  CafePress, Inc.                                             1,337       6,297             0.0%
#*  CalAtlantic Group, Inc.                                    80,785   3,077,101             0.1%
    Caleres, Inc.                                              58,157   1,777,278             0.1%
#   Callaway Golf Co.                                          89,301     888,545             0.0%
*   Cambium Learning Group, Inc.                               42,184     202,905             0.0%
    Canterbury Park Holding Corp.                               4,963      50,970             0.0%
#   Capella Education Co.                                      17,995     812,474             0.0%
*   Career Education Corp.                                    143,798     519,111             0.0%
#*  CarMax, Inc.                                               26,062   1,537,919             0.1%
*   Carmike Cinemas, Inc.                                      28,892     739,924             0.0%
    Carnival Corp.                                             35,074   1,896,802             0.1%
#   Carriage Services, Inc.                                    29,553     635,685             0.0%
*   Carrols Restaurant Group, Inc.                             40,066     471,176             0.0%
    Carter's, Inc.                                             18,771   1,705,908             0.1%
    Cato Corp. (The) Class A                                   30,044   1,134,461             0.0%
*   Cavco Industries, Inc.                                     10,014     987,380             0.0%
    CBS Corp. Class A                                           4,554     230,410             0.0%
    CBS Corp. Class B                                          39,368   1,831,399             0.1%
#*  Central European Media Enterprises, Ltd. Class A           32,474      70,144             0.0%
*   Century Casinos, Inc.                                         834       5,671             0.0%
*   Century Communities, Inc.                                   2,945      56,191             0.0%
*   Charles & Colvard, Ltd.                                    21,647      29,440             0.0%
*   Charter Communications, Inc. Class A                          317      60,528             0.0%
#   Cheesecake Factory, Inc. (The)                             52,687   2,539,513             0.1%
#*  Cherokee, Inc.                                              7,622     138,339             0.0%
    Chico's FAS, Inc.                                         113,159   1,563,857             0.1%
#   Children's Place, Inc. (The)                               27,251   1,462,561             0.1%
*   Chipotle Mexican Grill, Inc.                                2,400   1,536,552             0.1%
#   Choice Hotels International, Inc.                           8,184     428,105             0.0%
#*  Christopher & Banks Corp.                                  35,056      51,182             0.0%
    Churchill Downs, Inc.                                      18,230   2,676,711             0.1%
#*  Chuy's Holdings, Inc.                                      23,316     634,428             0.0%
*   Cinedigm Corp. Class A                                     29,141      15,521             0.0%
    Cinemark Holdings, Inc.                                    48,992   1,736,276             0.1%
    Citi Trends, Inc.                                          29,124     773,825             0.0%
#*  Clear Channel Outdoor Holdings, Inc. Class A               16,585     124,056             0.0%
    ClubCorp Holdings, Inc.                                    52,231   1,067,602             0.0%
#   Coach, Inc.                                                23,907     745,898             0.0%
    Collectors Universe, Inc.                                   4,977      86,052             0.0%
    Columbia Sportswear Co.                                    55,613   3,050,373             0.1%
    Comcast Corp. Class A                                     404,565  25,333,860             0.7%
#   Comcast Corp. Special Class A                              72,959   4,575,259             0.1%
#*  Conn's, Inc.                                               35,937     681,725             0.0%
    Cooper Tire & Rubber Co.                                   89,842   3,754,497             0.1%
#*  Cooper-Standard Holding, Inc.                               4,703     305,883             0.0%
#   Core-Mark Holding Co., Inc.                                25,326   2,058,751             0.1%
#   Cracker Barrel Old Country Store, Inc.                      8,139   1,118,787             0.0%
#*  Crocs, Inc.                                                85,576     924,221             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Consumer Discretionary -- (Continued)
#*  Crown Media Holdings, Inc. Class A                         41,029 $  237,558             0.0%
    CSS Industries, Inc.                                        4,800    131,040             0.0%
    CST Brands, Inc.                                           65,173  2,341,666             0.1%
    Culp, Inc.                                                 17,493    524,965             0.0%
*   Cumulus Media, Inc. Class A                                94,582     43,423             0.0%
#   Dana Holding Corp.                                         86,109  1,446,631             0.1%
    Darden Restaurants, Inc.                                   25,521  1,579,495             0.1%
#*  Deckers Outdoor Corp.                                      43,729  2,433,956             0.1%
*   Del Frisco's Restaurant Group, Inc.                        22,592    304,314             0.0%
*   Delta Apparel, Inc.                                        11,681    191,919             0.0%
*   Denny's Corp.                                              28,906    316,810             0.0%
#   Destination Maternity Corp.                                13,230     91,684             0.0%
*   Destination XL Group, Inc.                                 69,283    404,613             0.0%
#   DeVry Education Group, Inc.                                89,491  2,108,408             0.1%
#*  Diamond Resorts International, Inc.                        20,305    577,474             0.0%
#   Dick's Sporting Goods, Inc.                                20,129    896,747             0.0%
#   Dillard's, Inc. Class A                                    46,706  4,179,253             0.1%
    DineEquity, Inc.                                           25,794  2,152,509             0.1%
#*  Discovery Communications, Inc. Class A                     11,991    353,015             0.0%
*   Discovery Communications, Inc. Class B                      1,000     30,215             0.0%
#*  Discovery Communications, Inc. Class C                     26,497    729,197             0.0%
#*  Dixie Group, Inc. (The)                                     9,314     61,193             0.0%
    Dollar General Corp.                                       16,141  1,093,876             0.0%
#*  Dollar Tree, Inc.                                          16,637  1,089,557             0.0%
#   Domino's Pizza, Inc.                                        9,600  1,024,032             0.0%
#*  Dorman Products, Inc.                                      32,268  1,506,270             0.1%
    DR Horton, Inc.                                            53,784  1,583,401             0.1%
#*  DreamWorks Animation SKG, Inc. Class A                     73,137  1,480,293             0.1%
    Drew Industries, Inc.                                      24,209  1,448,424             0.1%
#   DSW, Inc. Class A                                          49,761  1,241,039             0.0%
#   Dunkin' Brands Group, Inc.                                 21,533    891,682             0.0%
    Educational Development Corp.                               3,287     39,773             0.0%
*   Eldorado Resorts, Inc.                                     15,132    149,807             0.0%
*   Emerson Radio Corp.                                        22,180     27,725             0.0%
*   Emmis Communications Corp. Class A                          5,300      4,982             0.0%
#*  Entercom Communications Corp. Class A                      37,127    409,882             0.0%
    Entravision Communications Corp. Class A                   82,934    726,502             0.0%
    Escalade, Inc.                                             14,112    209,281             0.0%
    Ethan Allen Interiors, Inc.                                38,794  1,055,585             0.0%
#*  EVINE Live, Inc.                                           44,612    115,099             0.0%
    EW Scripps Co. (The) Class A                               58,420  1,288,745             0.0%
    Expedia, Inc.                                              14,450  1,969,535             0.1%
*   Express, Inc.                                              73,609  1,420,654             0.0%
#*  Famous Dave's Of America, Inc.                              6,706     77,186             0.0%
#*  Federal-Mogul Holdings Corp.                               89,444    693,191             0.0%
*   Fiesta Restaurant Group, Inc.                              12,924    456,993             0.0%
#   Finish Line, Inc. (The) Class A                            96,150  1,791,274             0.1%
#*  Five Below, Inc.                                           16,417    563,760             0.0%
    Flanigan's Enterprises, Inc.                                  300      7,875             0.0%
    Flexsteel Industries, Inc.                                  9,343    406,327             0.0%
#   Foot Locker, Inc.                                          47,947  3,248,409             0.1%
    Ford Motor Co.                                            400,098  5,925,451             0.2%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  Fossil Group, Inc.                                         12,801 $   696,502             0.0%
#*  Fox Factory Holding Corp.                                   5,852     103,873             0.0%
*   Francesca's Holdings Corp.                                 24,994     355,165             0.0%
#   Fred's, Inc. Class A                                       64,065     886,019             0.0%
#*  FTD Cos., Inc.                                             29,962     848,524             0.0%
#*  Fuel Systems Solutions, Inc.                               31,373     195,140             0.0%
*   Full House Resorts, Inc.                                   15,960      22,504             0.0%
#*  G-III Apparel Group, Ltd.                                  39,164   2,157,545             0.1%
#*  Gaiam, Inc. Class A                                        17,607     120,608             0.0%
#   GameStop Corp. Class A                                    131,660   6,065,576             0.2%
*   Gaming Partners International Corp.                         9,358      86,842             0.0%
#   Gannett Co., Inc.                                          45,206     715,159             0.0%
#   Gap, Inc. (The)                                            34,808     947,474             0.0%
    Garmin, Ltd.                                               15,238     540,492             0.0%
    General Motors Co.                                        301,169  10,513,810             0.3%
*   Genesco, Inc.                                              35,785   2,241,930             0.1%
    Gentex Corp.                                              102,062   1,672,796             0.1%
*   Gentherm, Inc.                                             32,496   1,597,503             0.1%
#   Genuine Parts Co.                                          11,634   1,055,902             0.0%
    GNC Holdings, Inc. Class A                                 38,583   1,147,844             0.0%
    Goodyear Tire & Rubber Co. (The)                           38,000   1,247,920             0.0%
#*  GoPro, Inc. Class A                                        13,114     327,850             0.0%
#*  Gordmans Stores, Inc.                                       4,385      13,550             0.0%
    Graham Holdings Co. Class B                                 4,750   2,624,232             0.1%
#*  Grand Canyon Education, Inc.                               42,795   1,778,560             0.1%
*   Gray Television, Inc.                                      94,431   1,500,509             0.1%
*   Gray Television, Inc. Class A                               2,300      32,936             0.0%
*   Green Brick Partners, Inc.                                 17,232     181,798             0.0%
#   Group 1 Automotive, Inc.                                   38,905   3,382,790             0.1%
#*  Groupon, Inc.                                              41,824     155,167             0.0%
#   Guess?, Inc.                                              100,437   2,114,199             0.1%
#   H&R Block, Inc.                                            17,452     650,262             0.0%
    Hanesbrands, Inc.                                          31,600   1,009,304             0.0%
#   Harley-Davidson, Inc.                                      25,800   1,275,810             0.0%
    Harman International Industries, Inc.                       6,195     681,202             0.0%
    Harte-Hanks, Inc.                                         100,039     425,166             0.0%
#   Hasbro, Inc.                                                9,400     722,202             0.0%
    Haverty Furniture Cos., Inc.                               30,347     710,423             0.0%
    Haverty Furniture Cos., Inc. Class A                        1,796      41,326             0.0%
#*  Helen of Troy, Ltd.                                        36,024   3,573,941             0.1%
#*  hhgregg, Inc.                                              34,055     183,897             0.0%
#*  Hibbett Sports, Inc.                                       18,537     633,224             0.0%
    Hilton Worldwide Holdings, Inc.                            34,834     870,502             0.0%
    Home Depot, Inc. (The)                                     14,454   1,787,093             0.1%
    Hooker Furniture Corp.                                     13,082     324,695             0.0%
*   Horizon Global Corp.                                       13,200     116,028             0.0%
*   Houghton Mifflin Harcourt Co.                              67,600   1,324,284             0.0%
    HSN, Inc.                                                  10,725     663,341             0.0%
#*  Hyatt Hotels Corp. Class A                                  6,444     324,778             0.0%
#*  Iconix Brand Group, Inc.                                   78,132   1,196,982             0.0%
#*  Insignia Systems, Inc.                                      7,000      19,600             0.0%
*   Installed Building Products, Inc.                           7,913     175,273             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Consumer Discretionary -- (Continued)
#   International Speedway Corp. Class A                       26,162 $  907,560             0.0%
    Interpublic Group of Cos., Inc. (The)                      44,149  1,012,337             0.0%
#   Interval Leisure Group, Inc.                               45,092    795,874             0.0%
*   Intrawest Resorts Holdings, Inc.                            3,364     30,141             0.0%
#*  iRobot Corp.                                               11,711    351,447             0.0%
*   Isle of Capri Casinos, Inc.                                13,149    251,540             0.0%
*   J Alexander's Holdings, Inc.                               10,952    105,577             0.0%
    Jack in the Box, Inc.                                      10,483    781,298             0.0%
#*  JAKKS Pacific, Inc.                                         5,955     47,164             0.0%
#*  Jamba, Inc.                                                11,874    157,331             0.0%
*   Jarden Corp.                                               31,741  1,421,997             0.0%
#*  JC Penney Co., Inc.                                       323,260  2,964,294             0.1%
    John Wiley & Sons, Inc. Class A                            35,111  1,837,359             0.1%
    John Wiley & Sons, Inc. Class B                             2,087    109,421             0.0%
    Johnson Controls, Inc.                                     53,706  2,426,437             0.1%
    Johnson Outdoors, Inc. Class A                             14,083    301,799             0.0%
    Journal Media Group, Inc.                                  31,649    387,384             0.0%
*   K12, Inc.                                                  51,625    501,279             0.0%
#*  Kate Spade & Co.                                           13,375    240,349             0.0%
#   KB Home                                                    74,081    970,461             0.0%
    Kirkland's, Inc.                                           30,824    708,644             0.0%
#   Kohl's Corp.                                               41,214  1,900,790             0.1%
#*  Kona Grill, Inc.                                            8,088    111,210             0.0%
*   Koss Corp.                                                  4,404     11,054             0.0%
*   Krispy Kreme Doughnuts, Inc.                               32,305    442,255             0.0%
    L Brands, Inc.                                              6,200    595,076             0.0%
*   La Quinta Holdings, Inc.                                   51,627    782,149             0.0%
    La-Z-Boy, Inc.                                             59,031  1,685,335             0.1%
*   Lakeland Industries, Inc.                                   5,597     69,123             0.0%
#*  Lands' End, Inc.                                           12,242    302,133             0.0%
#   Las Vegas Sands Corp.                                      19,359    958,464             0.0%
*   LeapFrog Enterprises, Inc.                                 77,572     62,058             0.0%
    Lear Corp.                                                 12,606  1,576,506             0.1%
    Leggett & Platt, Inc.                                      22,528  1,014,436             0.0%
#   Lennar Corp. Class A                                       22,803  1,141,746             0.0%
    Lennar Corp. Class B                                       12,952    536,731             0.0%
#   Libbey, Inc.                                               38,939  1,309,908             0.0%
*   Liberty Broadband Corp. Class A                            22,002  1,200,429             0.0%
*   Liberty Broadband Corp. Class B                               234     12,898             0.0%
*   Liberty Broadband Corp. Class C                            30,521  1,641,114             0.1%
*   Liberty Interactive Corp. Class B                             131      3,637             0.0%
*   Liberty Interactive Corp., QVC Group Class A               86,201  2,359,321             0.1%
*   Liberty Media Corp. Class A                                38,509  1,569,627             0.1%
*   Liberty Media Corp. Class B                                   936     38,240             0.0%
*   Liberty Media Corp. Class C                                80,719  3,160,149             0.1%
#   Liberty Tax, Inc.                                           4,020     92,822             0.0%
*   Liberty TripAdvisor Holdings, Inc. Class A                 61,887  1,930,256             0.1%
*   Liberty TripAdvisor Holdings, Inc. Class B                    436     14,166             0.0%
*   Liberty Ventures Series A                                  65,044  2,833,967             0.1%
    Lifetime Brands, Inc.                                      19,505    299,792             0.0%
    Lions Gate Entertainment Corp.                             12,058    469,900             0.0%
    Lithia Motors, Inc. Class A                                25,260  2,965,271             0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Consumer Discretionary -- (Continued)
*   Live Nation Entertainment, Inc.                           165,338 $4,510,421             0.1%
*   LKQ Corp.                                                  56,098  1,661,062             0.1%
*   Loral Space & Communications, Inc.                          7,085    316,770             0.0%
    Lowe's Cos., Inc.                                          66,542  4,912,796             0.1%
*   Luby's, Inc.                                               40,905    190,617             0.0%
#*  Lumber Liquidators Holdings, Inc.                           5,098     70,454             0.0%
*   M/I Homes, Inc.                                            42,211    968,742             0.0%
    Macy's, Inc.                                               32,080  1,635,438             0.1%
*   Madison Square Garden Co. (The) Class A                     9,012  1,608,642             0.1%
    Marcus Corp. (The)                                         21,011    434,718             0.0%
    Marine Products Corp.                                      28,784    203,503             0.0%
*   MarineMax, Inc.                                            31,483    497,431             0.0%
    Marriott Vacations Worldwide Corp.                         40,570  2,612,708             0.1%
#*  Martha Stewart Living Omnimedia, Inc. Class A              25,972    156,871             0.0%
#   Mattel, Inc.                                               27,565    677,548             0.0%
*   McClatchy Co. (The) Class A                                80,775    112,277             0.0%
    McDonald's Corp.                                            2,590    290,727             0.0%
#   MDC Holdings, Inc.                                         84,721  2,201,899             0.1%
#*  Media General, Inc.                                        38,825    576,939             0.0%
#   Men's Wearhouse, Inc. (The)                                55,918  2,235,602             0.1%
    Meredith Corp.                                             45,663  2,147,074             0.1%
*   Meritage Homes Corp.                                       87,210  3,075,025             0.1%
#*  MGM Resorts International                                 230,692  5,349,747             0.2%
*   Michaels Cos., Inc. (The)                                  12,552    293,466             0.0%
*   Modine Manufacturing Co.                                   71,998    602,623             0.0%
*   Mohawk Industries, Inc.                                    12,479  2,439,644             0.1%
*   Monarch Casino & Resort, Inc.                              18,597    408,018             0.0%
#   Monro Muffler Brake, Inc.                                  20,712  1,536,209             0.1%
#*  Motorcar Parts of America, Inc.                            23,531    792,053             0.0%
#   Movado Group, Inc.                                         21,143    544,221             0.0%
*   MSG Networks, Inc. Class A                                 27,036    554,779             0.0%
*   Murphy USA, Inc.                                           40,812  2,504,632             0.1%
    NACCO Industries, Inc. Class A                              7,995    358,416             0.0%
    Nathan's Famous, Inc.                                       4,306    171,551             0.0%
    National American University Holdings, Inc.                   579      1,615             0.0%
    National CineMedia, Inc.                                   26,421    375,178             0.0%
*   Nautilus, Inc.                                             48,747    830,649             0.0%
#   New Media Investment Group, Inc.                           12,199    196,404             0.0%
*   New York & Co., Inc.                                       62,415    163,527             0.0%
#   New York Times Co. (The) Class A                          133,773  1,776,505             0.1%
    Newell Rubbermaid, Inc.                                    19,366    821,699             0.0%
    News Corp. Class A                                        149,836  2,307,474             0.1%
    News Corp. Class B                                         56,826    879,666             0.0%
    Nexstar Broadcasting Group, Inc. Class A                   10,575    562,907             0.0%
    NIKE, Inc. Class B                                          2,400    314,472             0.0%
*   Nobility Homes, Inc.                                        1,284     14,451             0.0%
#   Nordstrom, Inc.                                            14,304    932,764             0.0%
*   Norwegian Cruise Line Holdings, Ltd.                        5,621    357,608             0.0%
#   Nutrisystem, Inc.                                          24,845    574,665             0.0%
*   NVR, Inc.                                                   1,000  1,637,760             0.1%
*   O'Reilly Automotive, Inc.                                  12,613  3,484,467             0.1%
*   Office Depot, Inc.                                        809,121  6,165,502             0.2%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Consumer Discretionary -- (Continued)
#   Omnicom Group, Inc.                                        22,858 $1,712,521             0.1%
#   Outerwall, Inc.                                            13,260    795,600             0.0%
#*  Overstock.com, Inc.                                         8,272    129,540             0.0%
    Oxford Industries, Inc.                                    16,552  1,205,317             0.0%
*   P&F Industries, Inc. Class A                                2,014     20,341             0.0%
#*  Pacific Sunwear of California, Inc.                        60,704     16,257             0.0%
#*  Panera Bread Co. Class A                                    5,200    922,324             0.0%
    Papa John's International, Inc.                            21,076  1,478,903             0.1%
#*  Papa Murphy's Holdings, Inc.                                7,233     99,888             0.0%
#*  Penn National Gaming, Inc.                                 66,170  1,181,796             0.0%
    Penske Automotive Group, Inc.                              78,768  3,847,029             0.1%
*   Pep Boys-Manny, Moe & Jack (The)                           59,363    892,820             0.0%
*   Perfumania Holdings, Inc.                                   3,665     13,670             0.0%
*   Perry Ellis International, Inc.                            17,492    375,553             0.0%
#   PetMed Express, Inc.                                       19,102    321,296             0.0%
#   Pier 1 Imports, Inc.                                       68,065    505,042             0.0%
*   Pinnacle Entertainment, Inc.                               27,833    974,433             0.0%
#   Polaris Industries, Inc.                                    9,939  1,116,547             0.0%
#   Pool Corp.                                                 11,818    963,640             0.0%
*   Popeyes Louisiana Kitchen, Inc.                             9,550    539,002             0.0%
#*  Potbelly Corp.                                              2,005     22,456             0.0%
*   Priceline Group, Inc. (The)                                 1,900  2,763,056             0.1%
    PulteGroup, Inc.                                          211,215  3,871,571             0.1%
    PVH Corp.                                                  43,237  3,932,405             0.1%
*   QEP Co., Inc.                                               1,500     25,500             0.0%
#*  Radio One, Inc. Class D                                    39,577     85,091             0.0%
    Ralph Lauren Corp.                                          4,292    475,425             0.0%
*   RCI Hospitality Holdings, Inc.                             14,927    148,374             0.0%
*   Reading International, Inc. Class A                        23,083    357,786             0.0%
*   Red Lion Hotels Corp.                                      30,727    251,654             0.0%
*   Red Robin Gourmet Burgers, Inc.                            16,700  1,250,663             0.0%
#   Regal Entertainment Group Class A                          16,949    328,472             0.0%
#*  Regis Corp.                                                68,795  1,136,493             0.0%
    Remy International, Inc.                                   16,709    492,748             0.0%
#   Rent-A-Center, Inc.                                        64,258  1,181,705             0.0%
#*  Rentrak Corp.                                               4,395    242,516             0.0%
#*  Restoration Hardware Holdings, Inc.                         5,425    559,263             0.0%
    Rocky Brands, Inc.                                          9,423    120,143             0.0%
    Ross Stores, Inc.                                          23,632  1,195,307             0.0%
    Royal Caribbean Cruises, Ltd.                              53,477  5,259,463             0.2%
*   Ruby Tuesday, Inc.                                         77,177    403,636             0.0%
    Ruth's Hospitality Group, Inc.                             50,925    789,847             0.0%
    Salem Media Group, Inc.                                    22,144    139,286             0.0%
*   Sally Beauty Holdings, Inc.                                20,174    474,291             0.0%
#   Scholastic Corp.                                           35,965  1,469,890             0.1%
#*  Scientific Games Corp. Class A                             23,783    263,753             0.0%
#   Scripps Networks Interactive, Inc. Class A                  5,300    318,424             0.0%
#   SeaWorld Entertainment, Inc.                               98,605  1,965,198             0.1%
*   Select Comfort Corp.                                       36,144    766,253             0.0%
    Service Corp. International                               200,775  5,673,901             0.2%
*   ServiceMaster Global Holdings, Inc.                        16,284    580,525             0.0%
*   Shiloh Industries, Inc.                                    21,831    164,606             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Shoe Carnival, Inc.                                        25,961 $  583,344             0.0%
#*  Shutterfly, Inc.                                           32,555  1,357,869             0.0%
    Signet Jewelers, Ltd.                                      14,628  2,207,950             0.1%
#   Sinclair Broadcast Group, Inc. Class A                     32,167    965,332             0.0%
#*  Sirius XM Holdings, Inc.                                  124,278    507,054             0.0%
#   Six Flags Entertainment Corp.                              23,098  1,202,020             0.0%
*   Sizmek, Inc.                                               60,583    359,257             0.0%
*   Skechers U.S.A., Inc. Class A                             129,882  4,052,318             0.1%
*   Skullcandy, Inc.                                           31,165    174,524             0.0%
*   Skyline Corp.                                               8,700     30,450             0.0%
*   Smith & Wesson Holding Corp.                                7,732    138,094             0.0%
    Sonic Automotive, Inc. Class A                             62,520  1,559,249             0.1%
    Sonic Corp.                                                28,283    807,197             0.0%
#   Sotheby's                                                  50,569  1,752,216             0.1%
*   Spanish Broadcasting System, Inc. Class A                   1,489      8,502             0.0%
    Spartan Motors, Inc.                                       39,492    163,102             0.0%
    Speedway Motorsports, Inc.                                 56,775  1,048,634             0.0%
*   Sportsman's Warehouse Holdings, Inc.                       16,478    177,303             0.0%
#   Stage Stores, Inc.                                         52,572    511,526             0.0%
    Standard Motor Products, Inc.                              31,660  1,400,955             0.0%
*   Stanley Furniture Co., Inc.                                13,731     38,584             0.0%
    Staples, Inc.                                             240,943  3,129,850             0.1%
    Starwood Hotels & Resorts Worldwide, Inc.                  12,073    964,271             0.0%
*   Starz Class A                                              24,948    836,007             0.0%
*   Starz Class B                                                 936     31,169             0.0%
    Stein Mart, Inc.                                           56,696    502,327             0.0%
*   Steiner Leisure, Ltd.                                      12,334    781,482             0.0%
*   Steven Madden, Ltd.                                        58,132  2,025,900             0.1%
*   Stoneridge, Inc.                                           45,193    573,499             0.0%
    Strattec Security Corp.                                     5,326    318,601             0.0%
#*  Strayer Education, Inc.                                     7,460    394,783             0.0%
    Sturm Ruger & Co., Inc.                                    16,895    962,001             0.0%
    Superior Industries International, Inc.                    32,275    635,172             0.0%
    Superior Uniform Group, Inc.                               19,154    326,384             0.0%
    Sypris Solutions, Inc.                                     17,625     13,219             0.0%
*   Systemax, Inc.                                             34,554    320,316             0.0%
*   Tandy Leather Factory, Inc.                                17,438    132,354             0.0%
    Target Corp.                                               52,314  4,037,595             0.1%
#*  Taylor Morrison Home Corp. Class A                         19,283    355,386             0.0%
    TEGNA, Inc.                                                53,259  1,440,123             0.1%
#*  Tempur Sealy International, Inc.                            7,978    621,008             0.0%
#*  Tenneco, Inc.                                              11,900    673,421             0.0%
#*  Tesla Motors, Inc.                                            402     83,186             0.0%
#   Texas Roadhouse, Inc.                                      20,434    701,908             0.0%
    Thor Industries, Inc.                                      30,111  1,628,403             0.1%
    Tiffany & Co.                                              12,000    989,280             0.0%
#*  Tilly's, Inc. Class A                                       4,855     35,393             0.0%
    Time Warner Cable, Inc.                                    29,552  5,597,149             0.2%
    Time Warner, Inc.                                          94,912  7,150,670             0.2%
#   Time, Inc.                                                 91,153  1,693,623             0.1%
    TJX Cos., Inc. (The)                                       10,244    749,758             0.0%
*   Toll Brothers, Inc.                                       137,887  4,959,795             0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES     VALUE+    OF NET ASSETS**
                                                              ------- ------------ ---------------
Consumer Discretionary -- (Continued)
*   TopBuild Corp.                                             24,570 $    691,154             0.0%
*   Tower International, Inc.                                  17,192      472,264             0.0%
#*  Town Sports International Holdings, Inc.                   12,510       36,404             0.0%
#   Tractor Supply Co.                                         25,800    2,383,662             0.1%
*   Trans World Entertainment Corp.                             1,500        5,700             0.0%
*   TRI Pointe Group, Inc.                                    151,361    1,964,666             0.1%
#*  TripAdvisor, Inc.                                          14,450    1,210,621             0.0%
#*  Tuesday Morning Corp.                                      44,074      238,440             0.0%
#*  Tumi Holdings, Inc.                                        50,173      804,273             0.0%
#   Tupperware Brands Corp.                                     5,800      341,446             0.0%
    Twenty-First Century Fox, Inc. Class A                     85,500    2,623,995             0.1%
    Twenty-First Century Fox, Inc. Class B                     23,700      731,856             0.0%
#*  Ulta Salon Cosmetics & Fragrance, Inc.                     13,373    2,326,367             0.1%
#*  Under Armour, Inc. Class A                                 11,332    1,077,447             0.0%
*   Unifi, Inc.                                                20,364      622,935             0.0%
*   Universal Electronics, Inc.                                18,300      870,531             0.0%
    Universal Technical Institute, Inc.                        22,884       97,257             0.0%
#*  Urban Outfitters, Inc.                                     54,584    1,561,102             0.1%
*   US Auto Parts Network, Inc.                                26,854       55,051             0.0%
    Vail Resorts, Inc.                                         37,166    4,243,242             0.1%
*   Vera Bradley, Inc.                                          4,140       51,791             0.0%
    VF Corp.                                                   13,052      881,271             0.0%
    Viacom, Inc. Class A                                        1,129       57,952             0.0%
    Viacom, Inc. Class B                                       15,300      754,443             0.0%
*   Vista Outdoor, Inc.                                        50,800    2,271,776             0.1%
*   Visteon Corp.                                              40,804    4,450,492             0.1%
*   Vitamin Shoppe, Inc.                                       34,584      992,215             0.0%
#*  VOXX International Corp.                                   36,528      188,484             0.0%
    Walt Disney Co. (The)                                     118,253   13,450,096             0.4%
*   WCI Communities, Inc.                                       5,404      129,102             0.0%
#*  Weight Watchers International, Inc.                         6,975      107,276             0.0%
#   Wendy's Co. (The)                                         410,768    3,762,635             0.1%
*   West Marine, Inc.                                          30,667      312,190             0.0%
#   Weyco Group, Inc.                                          10,089      286,427             0.0%
    Whirlpool Corp.                                            17,108    2,739,675             0.1%
#*  William Lyon Homes Class A                                 23,652      504,734             0.0%
#   Williams-Sonoma, Inc.                                      10,506      774,817             0.0%
    Winmark Corp.                                               3,672      369,954             0.0%
#   Winnebago Industries, Inc.                                 57,343    1,203,630             0.0%
    Wolverine World Wide, Inc.                                 67,825    1,259,510             0.0%
#   Wyndham Worldwide Corp.                                    20,878    1,698,425             0.1%
#   Wynn Resorts, Ltd.                                          2,100      146,895             0.0%
*   Zagg, Inc.                                                 50,688      429,834             0.0%
#*  Zumiez, Inc.                                               35,468      619,981             0.0%
                                                                      ------------            ----
Total Consumer Discretionary                                           534,861,838            14.6%
                                                                      ------------            ----
Consumer Staples -- (3.8%)
#   Alico, Inc.                                                 9,750      416,227             0.0%
*   Alliance One International, Inc.                           12,820      225,632             0.0%
    Altria Group, Inc.                                         13,203      798,385             0.0%
    Andersons, Inc. (The)                                      35,511    1,257,089             0.0%
    Archer-Daniels-Midland Co.                                 89,777    4,099,218             0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Consumer Staples -- (Continued)
#   B&G Foods, Inc.                                            67,894 $2,463,873             0.1%
*   Boston Beer Co., Inc. (The) Class A                         2,981    654,598             0.0%
#*  Boulder Brands, Inc.                                       71,482    633,331             0.0%
*   Bridgford Foods Corp.                                       3,414     30,385             0.0%
#   Brown-Forman Corp. Class A                                  3,808    436,968             0.0%
#   Brown-Forman Corp. Class B                                  2,461    261,309             0.0%
    Bunge, Ltd.                                                44,287  3,231,180             0.1%
#   Cal-Maine Foods, Inc.                                      44,448  2,376,190             0.1%
    Calavo Growers, Inc.                                       11,046    567,875             0.0%
    Casey's General Stores, Inc.                               31,410  3,336,370             0.1%
*   CCA Industries, Inc.                                        4,700     17,813             0.0%
#*  Central Garden & Pet Co.                                   20,939    333,139             0.0%
*   Central Garden & Pet Co. Class A                           49,930    842,818             0.0%
#*  Chefs' Warehouse, Inc. (The)                               16,573    251,081             0.0%
#   Church & Dwight Co., Inc.                                  10,015    862,191             0.0%
#   Coca-Cola Bottling Co. Consolidated                        10,112  2,135,756             0.1%
    Coca-Cola Enterprises, Inc.                                38,460  1,974,536             0.1%
*   Coffee Holding Co., Inc.                                    1,900      8,075             0.0%
    ConAgra Foods, Inc.                                        33,618  1,363,210             0.1%
    Constellation Brands, Inc. Class A                         15,086  2,033,593             0.1%
#   Constellation Brands, Inc. Class B                          1,214    164,036             0.0%
    Costco Wholesale Corp.                                     12,989  2,053,821             0.1%
#*  Craft Brew Alliance, Inc.                                  23,466    179,750             0.0%
*   Crimson Wine Group, Ltd.                                    7,007     63,904             0.0%
    CVS Health Corp.                                           82,604  8,159,623             0.2%
*   Darling Ingredients, Inc.                                 198,075  2,004,519             0.1%
#   Dean Foods Co.                                            103,137  1,867,811             0.1%
#*  Diamond Foods, Inc.                                        22,348    885,428             0.0%
    Dr Pepper Snapple Group, Inc.                              14,758  1,318,922             0.0%
    Edgewell Personal Care Co.                                  6,965    590,005             0.0%
    Energizer Holdings, Inc.                                    6,756    289,359             0.0%
*   Farmer Bros Co.                                            20,542    582,982             0.0%
    Flowers Foods, Inc.                                        76,089  2,054,403             0.1%
    Fresh Del Monte Produce, Inc.                              82,609  3,769,449             0.1%
#*  Fresh Market, Inc. (The)                                    6,378    158,940             0.0%
    General Mills, Inc.                                        16,200    941,382             0.0%
    Golden Enterprises, Inc.                                    5,537     22,591             0.0%
#*  Hain Celestial Group, Inc. (The)                           17,672    880,949             0.0%
#*  Herbalife, Ltd.                                            11,845    663,794             0.0%
    Hormel Foods Corp.                                         18,128  1,224,546             0.0%
*   HRG Group, Inc.                                            98,381  1,323,224             0.0%
#   Ingles Markets, Inc. Class A                               20,265  1,012,034             0.0%
    Ingredion, Inc.                                            50,185  4,770,586             0.1%
    Inter Parfums, Inc.                                        32,725    903,864             0.0%
#*  Inventure Foods, Inc.                                       1,791     15,510             0.0%
    J&J Snack Foods Corp.                                      16,928  2,078,589             0.1%
    JM Smucker Co. (The)                                       45,773  5,373,292             0.2%
    John B. Sanfilippo & Son, Inc.                              9,554    618,335             0.0%
#   Keurig Green Mountain, Inc.                                 9,300    471,975             0.0%
    Kraft Heinz Co. (The)                                      39,110  3,049,407             0.1%
    Kroger Co. (The)                                           34,830  1,316,574             0.0%
    Lancaster Colony Corp.                                     14,212  1,616,189             0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Consumer Staples -- (Continued)
*   Landec Corp.                                               50,015 $  615,184             0.0%
#   Lifevantage Corp.                                           2,000     15,440             0.0%
*   Lifeway Foods, Inc.                                         4,839     54,923             0.0%
#   Limoneira Co.                                               2,554     40,506             0.0%
*   Mannatech, Inc.                                             2,569     63,763             0.0%
    McCormick & Co., Inc.(579780107)                            1,064     89,445             0.0%
#   McCormick & Co., Inc.(579780206)                            8,462    710,639             0.0%
*   Medifast, Inc.                                             24,346    680,958             0.0%
    MGP Ingredients, Inc.                                      25,631    444,185             0.0%
    Molson Coors Brewing Co. Class A                              534     46,939             0.0%
    Molson Coors Brewing Co. Class B                           23,502  2,070,526             0.1%
    Mondelez International, Inc. Class A                      126,787  5,852,488             0.2%
*   Monster Beverage Corp.                                      2,400    327,168             0.0%
*   National Beverage Corp.                                    27,000  1,016,280             0.0%
*   Natural Alternatives International, Inc.                    4,748     28,061             0.0%
*   Natural Grocers by Vitamin Cottage, Inc.                   10,655    255,187             0.0%
#   Natural Health Trends Corp.                                   995     49,014             0.0%
#   Nature's Sunshine Products, Inc.                            1,303     15,441             0.0%
#   Nu Skin Enterprises, Inc. Class A                          21,956    838,939             0.0%
*   Nutraceutical International Corp.                          13,531    331,509             0.0%
    Oil-Dri Corp. of America                                    6,773    212,537             0.0%
*   Omega Protein Corp.                                        38,499    700,682             0.0%
#   Orchids Paper Products Co.                                 12,452    364,968             0.0%
    PepsiCo, Inc.                                               9,195    939,637             0.0%
    Philip Morris International, Inc.                          36,900  3,261,960             0.1%
#   Pilgrim's Pride Corp.                                      26,424    501,792             0.0%
    Pinnacle Foods, Inc.                                       73,198  3,226,568             0.1%
#*  Post Holdings, Inc.                                        79,107  5,084,207             0.2%
#   Pricesmart, Inc.                                           10,978    943,888             0.0%
*   Primo Water Corp.                                          10,245     90,156             0.0%
    Procter & Gamble Co. (The)                                117,650  8,986,107             0.3%
*   Reliv International, Inc.                                   1,899      1,310             0.0%
#*  Revlon, Inc. Class A                                       14,164    444,325             0.0%
    Reynolds American, Inc.                                    22,748  1,099,183             0.0%
#*  Rite Aid Corp.                                             87,461    689,193             0.0%
    Rocky Mountain Chocolate Factory, Inc.                      5,450     60,277             0.0%
#   Sanderson Farms, Inc.                                      33,556  2,332,478             0.1%
*   Seaboard Corp.                                                535  1,801,880             0.1%
*   Seneca Foods Corp. Class A                                 11,180    326,232             0.0%
*   Seneca Foods Corp. Class B                                  1,251     39,488             0.0%
    Snyder's-Lance, Inc.                                       68,573  2,437,084             0.1%
    SpartanNash Co.                                            54,760  1,527,804             0.1%
#   Spectrum Brands Holdings, Inc.                              9,827    941,918             0.0%
#*  Sprouts Farmers Market, Inc.                               13,691    279,023             0.0%
*   SUPERVALU, Inc.                                            92,978    610,865             0.0%
*   Tofutti Brands, Inc.                                          799      3,524             0.0%
#   Tootsie Roll Industries, Inc.                              23,250    737,955             0.0%
*   TreeHouse Foods, Inc.                                      50,263  4,304,523             0.1%
    Tyson Foods, Inc. Class A                                 148,229  6,575,438             0.2%
#*  United Natural Foods, Inc.                                 22,934  1,157,020             0.0%
    United-Guardian, Inc.                                       1,872     35,250             0.0%
#   Universal Corp.                                            28,210  1,523,622             0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES     VALUE+    OF NET ASSETS**
                                                              ------- ------------ ---------------
Consumer Staples -- (Continued)
*   USANA Health Sciences, Inc.                                 9,355 $  1,203,053             0.0%
#   Vector Group, Ltd.                                         27,543      667,918             0.0%
    Village Super Market, Inc. Class A                          8,002      200,530             0.0%
    Wal-Mart Stores, Inc.                                     102,208    5,850,386             0.2%
    Walgreens Boots Alliance, Inc.                             34,175    2,893,939             0.1%
    WD-40 Co.                                                   7,242      692,190             0.0%
    Weis Markets, Inc.                                         29,591    1,217,374             0.0%
#*  WhiteWave Foods Co. (The)                                  40,814    1,672,558             0.1%
#   Whole Foods Market, Inc.                                   32,477      973,011             0.0%
                                                                      ------------             ---
Total Consumer Staples                                                 161,195,083             4.4%
                                                                      ------------             ---
Energy -- (7.7%)
#*  Abraxas Petroleum Corp.                                    19,403       30,851             0.0%
    Adams Resources & Energy, Inc.                              4,923      218,877             0.0%
#   Alon USA Energy, Inc.                                     101,614    1,702,034             0.1%
    Anadarko Petroleum Corp.                                   68,836    4,603,752             0.1%
#*  Antero Resources Corp.                                      5,760      135,763             0.0%
#   Apache Corp.                                               44,399    2,092,525             0.1%
#*  Approach Resources, Inc.                                   28,368       66,948             0.0%
#*  Arch Coal, Inc.                                            22,967       34,451             0.0%
#   Atwood Oceanics, Inc.                                     102,478    1,696,011             0.1%
    Baker Hughes, Inc.                                         55,395    2,918,209             0.1%
*   Barnwell Industries, Inc.                                   7,497       15,819             0.0%
#*  Basic Energy Services, Inc.                                64,548      239,473             0.0%
#*  Bill Barrett Corp.                                         64,057      311,958             0.0%
#*  Bonanza Creek Energy, Inc.                                 69,634      396,217             0.0%
    Bristow Group, Inc.                                        41,007    1,424,173             0.0%
#*  C&J Energy Services, Ltd.                                  66,082      329,749             0.0%
    Cabot Oil & Gas Corp.                                      37,044      804,225             0.0%
#   California Resources Corp.                                203,342      821,502             0.0%
#*  Callon Petroleum Co.                                      129,600    1,124,928             0.0%
*   Cameron International Corp.                                31,432    2,137,690             0.1%
#   CARBO Ceramics, Inc.                                        4,831       84,639             0.0%
#*  Carrizo Oil & Gas, Inc.                                    66,065    2,486,026             0.1%
    Cheniere Energy Partners L.P. Holdings LLC                  1,335       26,273             0.0%
*   Cheniere Energy, Inc.                                       7,686      380,611             0.0%
#   Chesapeake Energy Corp.                                   283,701    2,022,788             0.1%
    Chevron Corp.                                             304,598   27,681,866             0.8%
    Cimarex Energy Co.                                         13,951    1,647,055             0.1%
#*  Clayton Williams Energy, Inc.                              18,076    1,076,787             0.0%
#*  Clean Energy Fuels Corp.                                   52,155      294,676             0.0%
#*  Cloud Peak Energy, Inc.                                    78,591      233,415             0.0%
#*  Cobalt International Energy, Inc.                         305,897    2,346,230             0.1%
#   Comstock Resources, Inc.                                   53,195      122,348             0.0%
*   Concho Resources, Inc.                                     14,218    1,648,008             0.1%
    ConocoPhillips                                            216,945   11,574,016             0.3%
#   CONSOL Energy, Inc.                                        51,642      343,936             0.0%
*   Contango Oil & Gas Co.                                     23,376      178,826             0.0%
#*  Continental Resources, Inc.                                16,971      575,487             0.0%
#   Core Laboratories NV                                        5,467      635,976             0.0%
#   CVR Energy, Inc.                                           27,942    1,242,301             0.0%
*   Dawson Geophysical Co.                                     22,033       71,607             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Energy -- (Continued)
    Delek US Holdings, Inc.                                    88,382 $ 2,403,990             0.1%
#   Denbury Resources, Inc.                                   317,378   1,123,518             0.0%
    Devon Energy Corp.                                         45,783   1,919,681             0.1%
    DHT Holdings, Inc.                                        129,595   1,018,617             0.0%
#   Diamond Offshore Drilling, Inc.                            87,746   1,744,390             0.1%
#*  Diamondback Energy, Inc.                                   37,791   2,790,487             0.1%
#*  Dorian LPG, Ltd.                                            4,488      52,869             0.0%
#*  Dril-Quip, Inc.                                            31,285   1,925,905             0.1%
#*  Emerald Oil, Inc.                                           3,364       6,863             0.0%
    Energen Corp.                                               9,152     532,189             0.0%
#   Energy XXI, Ltd.                                           58,477     101,165             0.0%
*   ENGlobal Corp.                                             25,261      26,271             0.0%
    EnLink Midstream LLC                                       57,162   1,126,091             0.0%
    EOG Resources, Inc.                                        53,745   4,614,008             0.1%
#*  EP Energy Corp. Class A                                    43,409     239,184             0.0%
*   Era Group, Inc.                                            26,949     374,861             0.0%
    Evolution Petroleum Corp.                                  15,137     104,445             0.0%
    Exterran Holdings, Inc.                                    74,370   1,616,804             0.1%
    Exxon Mobil Corp.                                         620,257  51,320,064             1.4%
#*  FieldPoint Petroleum Corp.                                  3,945       5,602             0.0%
*   FMC Technologies, Inc.                                     32,407   1,096,329             0.0%
#*  Forum Energy Technologies, Inc.                            51,501     682,388             0.0%
#   GasLog, Ltd.                                               57,896     669,857             0.0%
#*  Gastar Exploration, Inc.                                  115,199     180,862             0.0%
#*  Geospace Technologies Corp.                                11,088     170,312             0.0%
    Green Plains, Inc.                                         46,043     944,342             0.0%
    Gulf Island Fabrication, Inc.                              20,141     203,626             0.0%
#   Gulfmark Offshore, Inc. Class A                            31,656     197,533             0.0%
*   Gulfport Energy Corp.                                     101,784   3,101,358             0.1%
#*  Halcon Resources Corp.                                     58,332      40,897             0.0%
    Halliburton Co.                                            61,378   2,355,688             0.1%
#*  Harvest Natural Resources, Inc.                            42,786      42,358             0.0%
*   Helix Energy Solutions Group, Inc.                        155,627     899,524             0.0%
#   Helmerich & Payne, Inc.                                    92,621   5,211,784             0.1%
    Hess Corp.                                                 56,221   3,160,182             0.1%
    HollyFrontier Corp.                                       114,181   5,591,444             0.2%
#*  Hornbeck Offshore Services, Inc.                           46,873     633,254             0.0%
#*  ION Geophysical Corp.                                     175,511      64,939             0.0%
#*  Jones Energy, Inc. Class A                                  3,065      15,754             0.0%
#*  Key Energy Services, Inc.                                 206,647     108,572             0.0%
    Kinder Morgan, Inc.                                        98,346   2,689,763             0.1%
#*  Kosmos Energy, Ltd.                                       127,439     869,134             0.0%
#*  Laredo Petroleum Holdings, Inc.                            63,529     729,313             0.0%
#   LinnCo LLC                                                101,050     234,436             0.0%
#   Marathon Oil Corp.                                        253,234   4,654,441             0.1%
    Marathon Petroleum Corp.                                   76,030   3,938,354             0.1%
#*  Matador Resources Co.                                      83,730   2,152,698             0.1%
*   Matrix Service Co.                                         35,994     817,064             0.0%
#*  McDermott International, Inc.                             154,605     712,729             0.0%
*   Memorial Resource Development Corp.                        43,538     770,187             0.0%
*   Mexco Energy Corp.                                          1,236       3,597             0.0%
#*  Mitcham Industries, Inc.                                   13,274      58,937             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Energy -- (Continued)
#   Murphy Oil Corp.                                           74,596 $2,120,764             0.1%
#   Nabors Industries, Ltd.                                   343,306  3,446,792             0.1%
    National Oilwell Varco, Inc.                               72,627  2,733,680             0.1%
*   Natural Gas Services Group, Inc.                           21,953    494,382             0.0%
*   Newfield Exploration Co.                                  168,326  6,765,022             0.2%
*   Newpark Resources, Inc.                                   127,483    721,554             0.0%
#   Noble Corp. P.L.C.                                        204,753  2,758,023             0.1%
    Noble Energy, Inc.                                        175,580  6,292,787             0.2%
#*  Nordic American Offshore, Ltd.                                239      1,441             0.0%
#   Nordic American Tankers, Ltd.                              27,665    422,721             0.0%
#*  Northern Oil and Gas, Inc.                                 78,652    396,406             0.0%
#*  Nuverra Environmental Solutions, Inc.                      18,072     30,722             0.0%
#*  Oasis Petroleum, Inc.                                      62,767    729,980             0.0%
    Occidental Petroleum Corp.                                 89,578  6,677,144             0.2%
    Oceaneering International, Inc.                             9,544    401,039             0.0%
*   Oil States International, Inc.                             34,759  1,043,118             0.0%
#   ONEOK, Inc.                                                18,514    627,995             0.0%
#*  Overseas Shipholding Group, Inc. Class B                   31,761    111,164             0.0%
#*  Pacific Drilling SA                                        19,891     31,826             0.0%
#   Panhandle Oil and Gas, Inc. Class A                        27,323    502,197             0.0%
#*  Par Pacific Holdings, Inc.                                  6,579    150,001             0.0%
#   Paragon Offshore P.L.C.                                    46,257     11,102             0.0%
*   Parker Drilling Co.                                       144,626    413,630             0.0%
#*  Parsley Energy, Inc. Class A                               31,836    564,452             0.0%
#   Patterson-UTI Energy, Inc.                                221,426  3,297,033             0.1%
    PBF Energy, Inc. Class A                                   97,740  3,323,160             0.1%
#*  PDC Energy, Inc.                                           67,550  4,075,967             0.1%
#   Peabody Energy Corp.                                       11,789    150,781             0.0%
#*  Penn Virginia Corp.                                        14,018      8,676             0.0%
#*  PetroQuest Energy, Inc.                                    98,425    110,236             0.0%
*   PHI, Inc.(69336T106)                                        1,053     18,943             0.0%
*   PHI, Inc.(69336T205)                                       16,464    313,475             0.0%
    Phillips 66                                                62,406  5,557,254             0.2%
*   Pioneer Energy Services Corp.                              74,145    171,275             0.0%
    Pioneer Natural Resources Co.                               8,062  1,105,623             0.0%
    QEP Resources, Inc.                                       197,736  3,056,999             0.1%
#   Range Resources Corp.                                      15,600    474,864             0.0%
#*  Renewable Energy Group, Inc.                               72,308    570,510             0.0%
#*  REX American Resources Corp.                                9,639    529,277             0.0%
#*  Rex Energy Corp.                                           70,533    159,405             0.0%
#*  Rice Energy, Inc.                                          70,764  1,079,859             0.0%
#*  RigNet, Inc.                                               18,417    552,510             0.0%
#*  Ring Energy, Inc.                                           3,689     38,329             0.0%
    Rowan Cos. P.L.C. Class A                                 139,676  2,748,824             0.1%
#   RPC, Inc.                                                  89,762    990,075             0.0%
#*  RSP Permian, Inc.                                          19,391    531,701             0.0%
#*  SandRidge Energy, Inc.                                     88,693     32,843             0.0%
    Schlumberger, Ltd.                                         96,425  7,536,578             0.2%
#   Scorpio Tankers, Inc.                                     321,485  2,931,943             0.1%
#*  SEACOR Holdings, Inc.                                      30,177  1,762,940             0.1%
    SemGroup Corp. Class A                                     37,633  1,714,183             0.1%
#*  Seventy Seven Energy, Inc.                                 42,092     47,985             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE+    OF NET ASSETS**
                                                                      ------- ------------ ---------------
Energy -- (Continued)
#           Ship Finance International, Ltd.                          102,242 $  1,747,316             0.1%
#           SM Energy Co.                                             114,080    3,804,568             0.1%
#*          Southwestern Energy Co.                                    76,257      841,877             0.0%
            Spectra Energy Corp.                                        1,600       45,712             0.0%
*           Steel Excel, Inc.                                          11,236      189,327             0.0%
#*          Stone Energy Corp.                                         72,494      405,241             0.0%
            Superior Energy Services, Inc.                            168,722    2,389,104             0.1%
#*          Synergy Resources Corp.                                   107,480    1,202,701             0.0%
#           Targa Resources Corp.                                      27,319    1,561,281             0.0%
#           Teekay Corp.                                               35,340    1,135,474             0.0%
            Teekay Tankers, Ltd. Class A                              104,498      798,365             0.0%
#           Tesco Corp.                                                57,230      457,840             0.0%
            Tesoro Corp.                                               60,468    6,465,843             0.2%
*           TETRA Technologies, Inc.                                  136,770      921,830             0.0%
#           Tidewater, Inc.                                            64,165      792,438             0.0%
#           Transocean, Ltd.                                          342,366    5,419,654             0.2%
#*          Triangle Petroleum Corp.                                  111,163      133,396             0.0%
#*          Ultra Petroleum Corp.                                       9,559       52,383             0.0%
#*          Unit Corp.                                                 63,923      806,069             0.0%
#           US Silica Holdings, Inc.                                   15,565      281,104             0.0%
*           Vaalco Energy, Inc.                                        99,387      182,872             0.0%
            Valero Energy Corp.                                       121,946    8,038,680             0.2%
#           W&T Offshore, Inc.                                         49,315      160,767             0.0%
#*          Warren Resources, Inc.                                     53,023       23,913             0.0%
#*          Weatherford International P.L.C.                          404,121    4,138,199             0.1%
            Western Refining, Inc.                                     94,206    3,920,854             0.1%
#*          Westmoreland Coal Co.                                       5,699       40,805             0.0%
*           Whiting Petroleum Corp.                                   143,982    2,480,810             0.1%
#*          Willbros Group, Inc.                                       76,784      153,568             0.0%
            Williams Cos., Inc. (The)                                  21,384      843,385             0.0%
            World Fuel Services Corp.                                  39,816    1,770,219             0.1%
#*          WPX Energy, Inc.                                          261,712    1,795,344             0.1%
                                                                              ------------             ---
Total Energy                                                                   325,166,815             8.9%
                                                                              ------------             ---
Financials -- (21.4%)
*           1st Constitution Bancorp                                    2,642       31,942             0.0%
            1st Source Corp.                                           40,229    1,277,673             0.0%
#           Access National Corp.                                       9,108      188,445             0.0%
#           ACE, Ltd.                                                  40,735    4,625,052             0.1%
*           Affiliated Managers Group, Inc.                             5,461      984,400             0.0%
            Aflac, Inc.                                                47,261    3,012,889             0.1%
            Alexander & Baldwin, Inc.                                  88,365    3,334,895             0.1%
*           Alleghany Corp.                                             7,698    3,820,286             0.1%
(degrees)*  Alliance Bancorp, Inc. of Pennsylvania                      3,932      101,915             0.0%
            Allied World Assurance Co. Holdings AG                    102,437    3,724,609             0.1%
            Allstate Corp. (The)                                       79,050    4,891,614             0.1%
*           Altisource Asset Management Corp.                           1,120       27,552             0.0%
*           Altisource Portfolio Solutions SA                          11,202      300,326             0.0%
*           Ambac Financial Group, Inc.                                42,310      683,307             0.0%
            Ameriana Bancorp                                              629       14,744             0.0%
#           American Equity Investment Life Holding Co.               147,385    3,784,847             0.1%
            American Express Co.                                       30,106    2,205,566             0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Financials -- (Continued)
    American Financial Group, Inc.                              113,571 $ 8,198,690             0.2%
*   American Independence Corp.                                     610       5,978             0.0%
    American International Group, Inc.                          128,798   8,122,002             0.2%
#   American National Bankshares, Inc.                            5,991     150,973             0.0%
    American National Insurance Co.                              22,799   2,354,681             0.1%
*   American River Bankshares                                     4,649      48,396             0.0%
    Ameriprise Financial, Inc.                                   15,858   1,829,379             0.1%
    Ameris Bancorp                                               55,108   1,735,902             0.1%
    AMERISAFE, Inc.                                              22,880   1,252,222             0.0%
    AmeriServ Financial, Inc.                                    17,822      58,991             0.0%
#   Ames National Corp.                                             900      22,500             0.0%
#   Amtrust Financial Services, Inc.                             64,089   4,372,152             0.1%
    Aon P.L.C.                                                   16,979   1,584,310             0.1%
*   Arch Capital Group, Ltd.                                     64,673   4,843,361             0.1%
    Argo Group International Holdings, Ltd.                      38,306   2,394,891             0.1%
#   Arrow Financial Corp.                                        15,343     423,467             0.0%
    Arthur J Gallagher & Co.                                     14,066     615,106             0.0%
#   Artisan Partners Asset Management, Inc. Class A               2,526      96,620             0.0%
    Aspen Insurance Holdings, Ltd.                               92,230   4,483,300             0.1%
#   Associated Banc-Corp                                        168,126   3,251,557             0.1%
    Assurant, Inc.                                               86,200   7,027,886             0.2%
    Assured Guaranty, Ltd.                                      200,009   5,488,247             0.2%
*   Asta Funding, Inc.                                           12,881     110,777             0.0%
    Astoria Financial Corp.                                     186,418   2,975,231             0.1%
    Athens Bancshares Corp.                                         200       5,590             0.0%
    Atlantic American Corp.                                       5,179      22,839             0.0%
*   Atlantic Coast Financial Corp.                                4,319      26,432             0.0%
#*  Atlanticus Holdings Corp.                                    19,831      59,890             0.0%
#*  Atlas Financial Holdings, Inc.                                3,851      73,246             0.0%
    Auburn National Bancorporation, Inc.                          1,260      33,566             0.0%
#*  AV Homes, Inc.                                               11,482     152,022             0.0%
    Axis Capital Holdings, Ltd.                                  95,920   5,179,680             0.2%
    Baldwin & Lyons, Inc. Class A                                 1,285      29,684             0.0%
    Baldwin & Lyons, Inc. Class B                                13,262     308,076             0.0%
    Banc of California, Inc.                                     13,380     174,475             0.0%
    Bancfirst Corp.                                              17,426   1,073,964             0.0%
#*  Bancorp, Inc. (The)                                          66,434     478,325             0.0%
#   BancorpSouth, Inc.                                          174,245   4,343,928             0.1%
    Bank Mutual Corp.                                            57,005     412,716             0.0%
    Bank of America Corp.                                     1,204,998  20,219,866             0.6%
    Bank of Commerce Holdings                                     5,615      35,038             0.0%
#   Bank of Hawaii Corp.                                         47,379   3,102,377             0.1%
#   Bank of Marin Bancorp                                         2,084     110,827             0.0%
    Bank of New York Mellon Corp. (The)                         128,445   5,349,734             0.2%
#   Bank of the Ozarks, Inc.                                     54,678   2,734,994             0.1%
    BankFinancial Corp.                                          28,824     355,400             0.0%
    BankUnited, Inc.                                             97,204   3,614,045             0.1%
    Banner Corp.                                                 33,751   1,656,162             0.1%
    Bar Harbor Bankshares                                         6,451     228,043             0.0%
    BB&T Corp.                                                  103,471   3,843,948             0.1%
    BBCN Bancorp, Inc.                                          136,014   2,283,675             0.1%
*   BBX Capital Corp. Class A                                     1,680      30,828             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Financials -- (Continued)
    BCB Bancorp, Inc.                                           7,110 $    71,171             0.0%
#*  Bear State Financial, Inc.                                  5,803      63,543             0.0%
*   Beneficial Bancorp, Inc.                                   89,966   1,247,828             0.0%
    Berkshire Bancorp, Inc.                                     2,025      15,744             0.0%
    Berkshire Hills Bancorp, Inc.                              46,880   1,340,768             0.0%
    BGC Partners, Inc. Class A                                 75,237     650,800             0.0%
    BlackRock, Inc.                                             8,103   2,852,013             0.1%
    BNC Bancorp                                                 7,327     164,491             0.0%
#*  BofI Holding, Inc.                                         15,085   1,206,951             0.0%
#   BOK Financial Corp.                                        37,629   2,527,916             0.1%
#   Boston Private Financial Holdings, Inc.                   142,538   1,633,485             0.1%
#   Bridge Bancorp, Inc.                                        5,503     157,991             0.0%
    Brookline Bancorp, Inc.                                   120,550   1,368,242             0.0%
    Brown & Brown, Inc.                                        90,595   2,923,501             0.1%
    Bryn Mawr Bank Corp.                                       20,108     585,746             0.0%
*   BSB Bancorp, Inc.                                           1,454      31,973             0.0%
    C&F Financial Corp.                                         2,186      83,068             0.0%
    Calamos Asset Management, Inc. Class A                     22,334     209,716             0.0%
    California First National Bancorp                           6,388      85,344             0.0%
    Camden National Corp.                                       9,128     356,814             0.0%
    Cape Bancorp, Inc.                                          7,654      98,354             0.0%
    Capital Bank Financial Corp. Class A                       13,940     450,262             0.0%
    Capital City Bank Group, Inc.                              20,053     309,618             0.0%
    Capital One Financial Corp.                                70,527   5,564,580             0.2%
*   Capital Properties, Inc. Class A                              308       3,850             0.0%
    Capitol Federal Financial, Inc.                           229,349   2,976,950             0.1%
    Cardinal Financial Corp.                                   46,615   1,059,559             0.0%
*   Carolina Bank Holdings, Inc.                                1,000      14,810             0.0%
*   Cascade Bancorp                                            41,643     233,617             0.0%
#   Cash America International, Inc.                           53,312   1,840,863             0.1%
    Cathay General Bancorp                                    144,144   4,511,707             0.1%
    CBOE Holdings, Inc.                                        12,636     847,117             0.0%
*   CBRE Group, Inc. Class A                                   27,643   1,030,531             0.0%
    Centerstate Banks, Inc.                                    55,542     809,802             0.0%
    Central Pacific Financial Corp.                            35,093     784,679             0.0%
    Century Bancorp, Inc. Class A                               2,971     132,061             0.0%
    Charles Schwab Corp. (The)                                 29,312     894,602             0.0%
#   Charter Financial Corp.                                     6,180      80,958             0.0%
    Chemical Financial Corp.                                   45,127   1,531,159             0.1%
    Chicopee Bancorp, Inc.                                      5,278      87,562             0.0%
    Chubb Corp. (The)                                          29,808   3,855,665             0.1%
#   Cincinnati Financial Corp.                                 74,978   4,515,925             0.1%
    CIT Group, Inc.                                            86,788   3,731,884             0.1%
    Citigroup, Inc.                                           374,753  19,925,617             0.6%
#   Citizens & Northern Corp.                                   4,553      90,195             0.0%
    Citizens Community Bancorp, Inc.                            3,663      32,527             0.0%
    Citizens First Corp.                                        1,000      14,000             0.0%
    Citizens Holding Co.                                        2,106      44,268             0.0%
#*  Citizens, Inc.                                             50,350     422,940             0.0%
#   City Holding Co.                                           20,950   1,002,038             0.0%
    City National Corp.                                        46,156   4,135,578             0.1%
    CKX Lands, Inc.                                             1,400      16,338             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Financials -- (Continued)
#   Clifton Bancorp, Inc.                                      35,603 $  519,092             0.0%
    CME Group, Inc.                                            38,860  3,671,104             0.1%
    CNA Financial Corp.                                        26,635    973,776             0.0%
#   CNB Financial Corp.                                        10,427    193,734             0.0%
#   CNO Financial Group, Inc.                                 264,496  5,080,968             0.1%
    CoBiz Financial, Inc.                                      58,023    722,967             0.0%
    Codorus Valley Bancorp, Inc.                                2,231     45,986             0.0%
#   Cohen & Steers, Inc.                                        5,916    180,970             0.0%
*   Colony Bankcorp, Inc.                                       3,099     28,232             0.0%
    Columbia Banking System, Inc.                             106,502  3,548,647             0.1%
    Comerica, Inc.                                             76,472  3,318,885             0.1%
#   Commerce Bancshares, Inc.                                  61,359  2,794,902             0.1%
    Commercial National Financial Corp.                         1,413     34,795             0.0%
#   Community Bank System, Inc.                                61,805  2,519,172             0.1%
*   Community Bankers Trust Corp.                               1,472      7,743             0.0%
#   Community Trust Bancorp, Inc.                              23,910    824,178             0.0%
    Community West Bancshares                                   2,000     14,000             0.0%
#*  CommunityOne Bancorp                                            1         13             0.0%
    ConnectOne Bancorp, Inc.                                   28,074    501,121             0.0%
#   Consolidated-Tomoka Land Co.                                8,853    453,716             0.0%
*   Consumer Portfolio Services, Inc.                          13,992     75,837             0.0%
#*  Cowen Group, Inc. Class A                                 109,650    461,627             0.0%
#   Crawford & Co. Class A                                     34,203    191,879             0.0%
#   Crawford & Co. Class B                                     14,955     89,730             0.0%
#*  Credit Acceptance Corp.                                    10,725  2,027,990             0.1%
#*  CU Bancorp                                                  1,840     44,381             0.0%
#   Cullen/Frost Bankers, Inc.                                 51,172  3,502,212             0.1%
*   Customers Bancorp, Inc.                                    33,995    934,862             0.0%
#   CVB Financial Corp.                                       114,449  1,997,135             0.1%
    Diamond Hill Investment Group, Inc.                         1,578    315,679             0.0%
    Dime Community Bancshares, Inc.                            68,768  1,193,125             0.0%
    Discover Financial Services                                38,187  2,146,873             0.1%
    Donegal Group, Inc. Class A                                24,628    348,486             0.0%
    Donegal Group, Inc. Class B                                 3,821     76,783             0.0%
*   E*TRADE Financial Corp.                                   140,013  3,991,771             0.1%
    Eagle Bancorp Montana, Inc.                                 3,414     39,329             0.0%
*   Eagle Bancorp, Inc.                                        10,531    501,276             0.0%
    East West Bancorp, Inc.                                    73,228  2,957,679             0.1%
    Eastern Virginia Bankshares, Inc.                           3,468     22,438             0.0%
    Eaton Vance Corp.                                          17,592    635,247             0.0%
*   eHealth, Inc.                                              15,901    190,017             0.0%
    EMC Insurance Group, Inc.                                  21,790    544,750             0.0%
#*  Emergent Capital, Inc.                                      1,840      9,126             0.0%
    Employers Holdings, Inc.                                   53,912  1,427,051             0.0%
#*  Encore Capital Group, Inc.                                 46,669  1,899,428             0.1%
    Endurance Specialty Holdings, Ltd.                         97,115  6,130,870             0.2%
*   Enova International, Inc.                                  40,571    527,423             0.0%
*   Enstar Group, Ltd.                                         17,332  2,734,990             0.1%
#   Enterprise Bancorp, Inc.                                    5,554    128,964             0.0%
    Enterprise Financial Services Corp.                        28,255    801,312             0.0%
    Erie Indemnity Co. Class A                                 12,692  1,110,042             0.0%
    ESSA Bancorp, Inc.                                         11,606    154,012             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                      SHARES    VALUE+   OF NET ASSETS**
                                                                      ------- ---------- ---------------
Financials -- (Continued)
            Evans Bancorp, Inc.                                         2,412 $   60,300             0.0%
#           EverBank Financial Corp.                                   83,795  1,446,302             0.1%
            Evercore Partners, Inc. Class A                            26,203  1,414,962             0.0%
#           Everest Re Group, Ltd.                                     26,993  4,803,944             0.1%
*           Ezcorp, Inc. Class A                                       65,130    433,766             0.0%
#           FactSet Research Systems, Inc.                              5,700    998,184             0.0%
*           Farmers Capital Bank Corp.                                  6,240    169,229             0.0%
            Farmers National Banc Corp.                                 1,500     12,375             0.0%
            FBL Financial Group, Inc. Class A                          32,494  2,043,873             0.1%
*           FCB Financial Holdings, Inc. Class A                        9,356    332,699             0.0%
            Federal Agricultural Mortgage Corp. Class A                   987     25,415             0.0%
            Federal Agricultural Mortgage Corp. Class C                11,886    348,973             0.0%
#           Federated Investors, Inc. Class B                          20,617    633,560             0.0%
            Federated National Holding Co.                             26,441    813,986             0.0%
            Fidelity & Guaranty Life                                    2,512     67,070             0.0%
            Fidelity Southern Corp.                                    24,640    516,208             0.0%
            Fifth Third Bancorp                                       447,989  8,534,190             0.2%
#           Financial Engines, Inc.                                     4,036    129,798             0.0%
            Financial Institutions, Inc.                               17,751    463,656             0.0%
*           First Acceptance Corp.                                     27,407     78,110             0.0%
#           First American Financial Corp.                            117,655  4,486,185             0.1%
*           First BanCorp(318672706)                                  111,587    422,915             0.0%
            First BanCorp(318910106)                                   21,555    399,414             0.0%
#           First Bancorp, Inc.                                        10,543    222,774             0.0%
*           First Bancshares, Inc.                                        700      6,125             0.0%
            First Bancshares, Inc. (The)                                  222      3,572             0.0%
            First Busey Corp.                                          35,488    740,635             0.0%
            First Business Financial Services, Inc.                     9,078    223,773             0.0%
*           First Cash Financial Services, Inc.                        23,904    911,938             0.0%
            First Citizens BancShares, Inc. Class A                    11,298  2,893,870             0.1%
            First Commonwealth Financial Corp.                        161,995  1,488,734             0.1%
            First Community Bancshares, Inc.                           21,736    417,983             0.0%
            First Connecticut Bancorp, Inc.                             5,590     97,154             0.0%
            First Defiance Financial Corp.                             11,745    449,834             0.0%
            First Federal of Northern Michigan Bancorp, Inc.              800      5,128             0.0%
            First Financial Bancorp                                    95,592  1,843,014             0.1%
#           First Financial Bankshares, Inc.                           35,508  1,180,996             0.0%
            First Financial Corp.                                      12,972    444,550             0.0%
            First Financial Northwest, Inc.                            18,741    235,200             0.0%
#           First Horizon National Corp.                              302,397  4,287,989             0.1%
            First Interstate Bancsystem, Inc. Class A                  32,696    927,259             0.0%
*           First Marblehead Corp. (The)                                1,466      5,146             0.0%
            First Merchants Corp.                                      61,608  1,615,978             0.1%
            First Midwest Bancorp, Inc.                               126,981  2,262,801             0.1%
*           First NBC Bank Holding Co.                                 19,748    734,428             0.0%
            First Niagara Financial Group, Inc.                       431,795  4,469,078             0.1%
#           First of Long Island Corp. (The)                            3,951    109,719             0.0%
(degrees)*  First Place Financial Corp.                                10,608         --             0.0%
            First Republic Bank                                        11,944    780,063             0.0%
            First South Bancorp, Inc.                                   7,807     62,534             0.0%
*           First United Corp.                                          3,697     31,942             0.0%
            First West Virginia Bancorp, Inc.                           1,732     33,038             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Financials -- (Continued)
    FirstMerit Corp.                                          154,162 $2,896,704             0.1%
*   Flagstar Bancorp, Inc.                                     30,420    676,541             0.0%
    Flushing Financial Corp.                                   50,740  1,067,570             0.0%
    FNB Corp.                                                 229,473  3,091,001             0.1%
    FNF Group                                                 190,265  6,712,549             0.2%
*   FNFV Group                                                 63,414    712,773             0.0%
*   Forest City Enterprises, Inc. Class A                      75,840  1,676,064             0.1%
#*  Forest City Enterprises, Inc. Class B                       8,417    187,952             0.0%
#*  Forestar Group, Inc.                                       57,427    812,592             0.0%
    Fox Chase Bancorp, Inc.                                    20,480    358,605             0.0%
    Franklin Resources, Inc.                                   12,182    496,538             0.0%
#*  FRP Holdings, Inc.                                          8,107    267,531             0.0%
    Fulton Financial Corp.                                    300,758  4,036,172             0.1%
    Gain Capital Holdings, Inc.                                50,474    376,031             0.0%
*   GAINSCO, Inc.                                               1,497     20,022             0.0%
#   GAMCO Investors, Inc. Class A                               3,733    215,319             0.0%
*   Genworth Financial, Inc. Class A                          299,377  1,401,084             0.0%
    German American Bancorp, Inc.                              14,661    459,329             0.0%
#   Glacier Bancorp, Inc.                                      75,955  2,078,129             0.1%
*   Global Indemnity P.L.C.                                    18,876    536,267             0.0%
    Goldman Sachs Group, Inc. (The)                            52,050  9,759,375             0.3%
    Great Southern Bancorp, Inc.                               17,933    866,702             0.0%
#*  Green Dot Corp. Class A                                    58,260  1,080,140             0.0%
    Greenhill & Co., Inc.                                      10,704    276,377             0.0%
*   Greenlight Capital Re, Ltd. Class A                        45,608  1,001,552             0.0%
    Griffin Industrial Realty, Inc.                             4,473    114,419             0.0%
#   Guaranty Bancorp                                           16,300    268,624             0.0%
    Guaranty Federal Bancshares, Inc.                           1,886     27,554             0.0%
*   Hallmark Financial Services, Inc.                          27,130    352,419             0.0%
*   Hampton Roads Bankshares, Inc.                                520        962             0.0%
#   Hancock Holding Co.                                       129,178  3,565,313             0.1%
    Hanmi Financial Corp.                                      55,835  1,423,792             0.0%
    Hanover Insurance Group, Inc. (The)                        72,762  6,130,198             0.2%
    Harleysville Savings Financial Corp.                        2,920     55,115             0.0%
    Hartford Financial Services Group, Inc. (The)             113,019  5,228,259             0.2%
    Hawthorn Bancshares, Inc.                                   2,289     31,382             0.0%
#   HCI Group, Inc.                                            29,184  1,272,714             0.0%
    Heartland Financial USA, Inc.                              24,819    914,332             0.0%
    Hennessy Advisors, Inc.                                       781     21,790             0.0%
    Heritage Commerce Corp.                                    39,851    421,624             0.0%
    Heritage Financial Corp.                                   32,167    592,516             0.0%
#   Heritage Oaks Bancorp                                       8,931     78,682             0.0%
    HF Financial Corp.                                          4,200     67,788             0.0%
    HFF, Inc. Class A                                          17,098    590,223             0.0%
*   Hilltop Holdings, Inc.                                    176,744  3,706,322             0.1%
#   Hingham Institution for Savings                             1,172    149,325             0.0%
*   HMN Financial, Inc.                                         1,450     17,009             0.0%
    Home Bancorp, Inc.                                          7,010    177,914             0.0%
    Home BancShares, Inc.                                      63,971  2,745,635             0.1%
*   HomeStreet, Inc.                                           27,009    565,298             0.0%
*   HomeTrust Bancshares, Inc.                                 10,035    190,063             0.0%
    HopFed Bancorp, Inc.                                        2,207     26,021             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Financials -- (Continued)
    Horace Mann Educators Corp.                                54,980 $ 1,882,515             0.1%
    Horizon Bancorp                                            10,372     270,709             0.0%
#*  Howard Hughes Corp. (The)                                  20,500   2,533,390             0.1%
    Hudson City Bancorp, Inc.                                 216,359   2,189,553             0.1%
    Huntington Bancshares, Inc.                               486,672   5,338,792             0.2%
    Iberiabank Corp.                                           46,402   2,813,353             0.1%
    Independence Holding Co.                                   15,010     203,536             0.0%
    Independent Bank Corp.(453836108)                          36,151   1,689,698             0.1%
    Independent Bank Corp.(453838609)                           7,338     106,254             0.0%
#   Independent Bank Group, Inc.                                5,158     200,904             0.0%
    Infinity Property & Casualty Corp.                         12,729   1,024,939             0.0%
    Interactive Brokers Group, Inc. Class A                    90,554   3,725,392             0.1%
    Intercontinental Exchange, Inc.                             6,864   1,732,474             0.1%
*   InterGroup Corp. (The)                                        235       6,394             0.0%
    International Bancshares Corp.                             94,657   2,551,006             0.1%
*   INTL. FCStone, Inc.                                        27,250     871,728             0.0%
    Invesco, Ltd.                                              67,533   2,240,070             0.1%
    Investment Technology Group, Inc.                          58,394     934,888             0.0%
    Investors Bancorp, Inc.                                   429,913   5,378,212             0.2%
    Investors Title Co.                                         1,606     120,852             0.0%
#   Janus Capital Group, Inc.                                 176,819   2,745,999             0.1%
    JMP Group LLC                                               8,590      52,914             0.0%
    Jones Lang LaSalle, Inc.                                   18,950   3,159,154             0.1%
    JPMorgan Chase & Co.                                      464,013  29,812,835             0.8%
*   KCG Holdings, Inc. Class A                                 58,862     735,186             0.0%
    Kearny Financial Corp.                                     81,385     972,551             0.0%
    Kemper Corp.                                               89,053   3,180,973             0.1%
    Kennedy-Wilson Holdings, Inc.                              36,906     904,935             0.0%
    Kentucky First Federal Bancorp                              2,320      21,669             0.0%
    KeyCorp                                                   391,336   4,860,393             0.1%
#*  Ladenburg Thalmann Financial Services, Inc.                41,199     104,645             0.0%
    Lake Shore Bancorp, Inc.                                      339       4,560             0.0%
    Lake Sunapee Bank Group                                     4,833      68,725             0.0%
    Lakeland Bancorp, Inc.                                     44,106     512,953             0.0%
    Lakeland Financial Corp.                                   22,750   1,022,157             0.0%
    Landmark Bancorp, Inc.                                      2,745      72,441             0.0%
    LegacyTexas Financial Group, Inc.                          43,993   1,262,599             0.0%
    Legg Mason, Inc.                                          109,758   4,911,670             0.1%
#*  LendingTree, Inc.                                           9,403   1,141,148             0.0%
    Leucadia National Corp.                                   156,313   3,127,823             0.1%
    Lincoln National Corp.                                    118,951   6,365,068             0.2%
    Loews Corp.                                               111,774   4,075,280             0.1%
#   LPL Financial Holdings, Inc.                               43,478   1,852,163             0.1%
#   M&T Bank Corp.                                             57,265   6,863,210             0.2%
    Macatawa Bank Corp.                                        35,496     183,159             0.0%
    Mackinac Financial Corp.                                    6,295      64,964             0.0%
*   Magyar Bancorp, Inc.                                        1,971      19,316             0.0%
#   Maiden Holdings, Ltd.                                     115,346   1,793,630             0.1%
    MainSource Financial Group, Inc.                           24,492     530,007             0.0%
*   Malvern Bancorp, Inc.                                         241       3,820             0.0%
    Manning & Napier, Inc.                                      5,245      39,338             0.0%
*   Marcus & Millichap, Inc.                                    7,263     316,449             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Financials -- (Continued)
*   Markel Corp.                                                7,917 $6,871,956             0.2%
    MarketAxess Holdings, Inc.                                 25,322  2,565,372             0.1%
    Marlin Business Services Corp.                             17,262    304,847             0.0%
    Marsh & McLennan Cos., Inc.                                17,700    986,598             0.0%
*   Maui Land & Pineapple Co., Inc.                             4,186     21,767             0.0%
    MB Financial, Inc.                                        108,087  3,484,725             0.1%
*   MBIA, Inc.                                                258,400  1,940,584             0.1%
*   MBT Financial Corp.                                        13,154     83,002             0.0%
    Mercantile Bank Corp.                                      16,993    374,866             0.0%
    Merchants Bancshares, Inc.                                  7,487    235,990             0.0%
#   Mercury General Corp.                                      49,649  2,681,542             0.1%
    Meridian Bancorp, Inc.                                     55,951    785,552             0.0%
    Meta Financial Group, Inc.                                  7,547    325,125             0.0%
    MetLife, Inc.                                             108,351  5,458,723             0.2%
    Metro Bancorp, Inc.                                        19,001    588,651             0.0%
#*  MGIC Investment Corp.                                      70,927    666,714             0.0%
    Mid Penn Bancorp, Inc.                                        778     12,238             0.0%
    MidSouth Bancorp, Inc.                                     10,806    109,681             0.0%
    MidWestOne Financial Group, Inc.                            7,146    218,953             0.0%
    Morgan Stanley                                            171,784  5,663,718             0.2%
    Morningstar, Inc.                                           4,298    352,909             0.0%
*   MSB Financial Corp.                                         1,253     14,547             0.0%
    MSCI, Inc.                                                 28,946  1,939,382             0.1%
    MutualFirst Financial, Inc.                                 5,851    137,030             0.0%
    Nasdaq, Inc.                                               91,090  5,273,200             0.2%
    National Bank Holdings Corp. Class A                       32,832    724,274             0.0%
#   National Bankshares, Inc.                                     400     13,060             0.0%
    National General Holdings Corp.                            14,059    277,103             0.0%
#   National Interstate Corp.                                  26,192    751,710             0.0%
    National Penn Bancshares, Inc.                            281,266  3,386,443             0.1%
    National Security Group, Inc. (The)                           419      5,661             0.0%
    National Western Life Group, Inc. Class A                   2,637    680,320             0.0%
#*  Nationstar Mortgage Holdings, Inc.                          3,026     40,155             0.0%
#*  Naugatuck Valley Financial Corp.                              989     10,741             0.0%
    Navient Corp.                                             100,491  1,325,476             0.0%
*   Navigators Group, Inc. (The)                               20,799  1,775,195             0.1%
    NBT Bancorp, Inc.                                          55,225  1,552,375             0.1%
    Nelnet, Inc. Class A                                       54,480  1,949,294             0.1%
#   New York Community Bancorp, Inc.                          206,831  3,416,848             0.1%
    NewBridge Bancorp                                          46,486    525,757             0.0%
#*  NewStar Financial, Inc.                                    50,806    536,003             0.0%
*   Nicholas Financial, Inc.                                    8,092    107,462             0.0%
*   NMI Holdings, Inc. Class A                                 18,439    138,661             0.0%
    Northeast Bancorp                                             118      1,269             0.0%
    Northeast Community Bancorp, Inc.                          10,523     77,660             0.0%
    Northern Trust Corp.                                       20,870  1,469,039             0.1%
#   Northfield Bancorp, Inc.                                   76,482  1,171,704             0.0%
    Northrim BanCorp, Inc.                                      7,399    204,360             0.0%
    NorthStar Asset Management Group, Inc.                     12,798    187,235             0.0%
    Northwest Bancshares, Inc.                                174,961  2,354,975             0.1%
    Norwood Financial Corp.                                     1,641     46,998             0.0%
#   Ocean Shore Holding Co.                                     6,104    105,416             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Financials -- (Continued)
    OceanFirst Financial Corp.                                 21,570 $  398,182             0.0%
#*  Ocwen Financial Corp.                                      26,977    188,569             0.0%
    OFG Bancorp                                                75,415    694,572             0.0%
    Ohio Valley Banc Corp.                                      2,002     47,888             0.0%
    Old Line Bancshares, Inc.                                   5,057     86,728             0.0%
    Old National Bancorp.                                     197,796  2,769,144             0.1%
    Old Point Financial Corp.                                     700     11,256             0.0%
    Old Republic International Corp.                          259,889  4,688,398             0.1%
*   Old Second Bancorp, Inc.                                   17,178    115,093             0.0%
    OneBeacon Insurance Group, Ltd. Class A                    40,040    576,176             0.0%
#   Oppenheimer Holdings, Inc. Class A                         10,128    185,849             0.0%
    Opus Bank                                                   3,005    111,936             0.0%
    Oritani Financial Corp.                                    79,483  1,265,369             0.0%
    Pacific Continental Corp.                                  20,413    292,722             0.0%
*   Pacific Mercantile Bancorp                                  9,408     63,786             0.0%
*   Pacific Premier Bancorp, Inc.                              18,252    389,680             0.0%
#   PacWest Bancorp                                           115,146  5,186,176             0.2%
    Park National Corp.                                        14,100  1,279,152             0.0%
    Park Sterling Corp.                                        35,146    254,809             0.0%
    PartnerRe, Ltd.                                            50,223  6,980,997             0.2%
#*  Patriot National Bancorp, Inc.                                150      2,450             0.0%
    Peapack Gladstone Financial Corp.                          16,563    374,489             0.0%
#   Penns Woods Bancorp, Inc.                                   4,255    189,560             0.0%
#*  PennyMac Financial Services, Inc. Class A                   4,951     81,890             0.0%
#   People's United Financial, Inc.                           305,737  4,876,505             0.1%
    Peoples Bancorp of North Carolina, Inc.                     3,297     63,335             0.0%
#   Peoples Bancorp, Inc.                                      16,111    308,687             0.0%
*   PHH Corp.                                                  58,457    859,318             0.0%
*   PICO Holdings, Inc.                                        30,924    298,726             0.0%
    Pinnacle Financial Partners, Inc.                          39,217  2,063,599             0.1%
*   Piper Jaffray Cos.                                         20,441    727,086             0.0%
    PNC Financial Services Group, Inc. (The)                   61,706  5,569,584             0.2%
    Popular, Inc.                                             116,807  3,453,983             0.1%
#*  PRA Group, Inc.                                            42,921  2,352,071             0.1%
    Preferred Bank                                             10,040    332,424             0.0%
    Premier Financial Bancorp, Inc.                             6,434     94,773             0.0%
#   Primerica, Inc.                                            71,138  3,388,303             0.1%
    Principal Financial Group, Inc.                           157,281  7,889,215             0.2%
    PrivateBancorp, Inc.                                       86,280  3,609,092             0.1%
    ProAssurance Corp.                                         72,223  3,824,930             0.1%
    Progressive Corp. (The)                                    93,236  3,088,909             0.1%
#   Prosperity Bancshares, Inc.                                62,864  3,229,952             0.1%
    Provident Financial Holdings, Inc.                          9,638    165,195             0.0%
    Provident Financial Services, Inc.                         96,974  1,970,512             0.1%
    Prudential Bancorp, Inc.                                    5,896     86,671             0.0%
    Prudential Financial, Inc.                                 53,496  4,413,420             0.1%
    PSB Holdings, Inc.                                          3,252     30,666             0.0%
    Pulaski Financial Corp.                                    10,937    162,305             0.0%
    Pzena Investment Management, Inc. Class A                   6,168     58,781             0.0%
    QC Holdings, Inc.                                          12,392     19,208             0.0%
#   QCR Holdings, Inc.                                          2,474     56,358             0.0%
#   Radian Group, Inc.                                        128,091  1,853,477             0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Financials -- (Continued)
    Raymond James Financial, Inc.                              19,745 $1,088,147             0.0%
#*  RCS Capital Corp. Class A                                   3,475      2,634             0.0%
    RE/MAX Holdings, Inc. Class A                                 720     27,122             0.0%
*   Realogy Holdings Corp.                                     46,842  1,831,522             0.1%
*   Regional Management Corp.                                   4,018     65,534             0.0%
    Regions Financial Corp.                                   613,306  5,734,411             0.2%
    Reinsurance Group of America, Inc.                         68,286  6,162,129             0.2%
    RenaissanceRe Holdings, Ltd.                               64,238  7,042,412             0.2%
    Renasant Corp.                                             50,202  1,738,495             0.1%
    Republic Bancorp, Inc. Class A                             22,212    564,851             0.0%
#*  Republic First Bancorp, Inc.                               20,713     80,574             0.0%
#   Resource America, Inc. Class A                             26,031    200,178             0.0%
    Riverview Bancorp, Inc.                                    13,240     62,493             0.0%
    RLI Corp.                                                  47,248  2,875,041             0.1%
*   Royal Bancshares of Pennsylvania, Inc. Class A             12,894     26,948             0.0%
    S&T Bancorp, Inc.                                          44,907  1,431,635             0.0%
#*  Safeguard Scientifics, Inc.                                39,626    703,362             0.0%
    Safety Insurance Group, Inc.                               28,888  1,674,060             0.1%
    Salisbury Bancorp, Inc.                                       856     24,790             0.0%
    Sandy Spring Bancorp, Inc.                                 33,477    920,617             0.0%
*   Santander Consumer USA Holdings, Inc.                      23,623    425,450             0.0%
#   SB Financial Group, Inc.                                    3,194     33,761             0.0%
*   Seacoast Banking Corp. of Florida                          23,923    370,328             0.0%
*   Security National Financial Corp. Class A                   4,358     26,540             0.0%
    SEI Investments Co.                                        12,500    647,750             0.0%
*   Select Bancorp, Inc.                                        2,187     16,993             0.0%
    Selective Insurance Group, Inc.                            69,826  2,547,951             0.1%
    ServisFirst Bancshares, Inc.                                1,179     49,966             0.0%
    Shore Bancshares, Inc.                                      6,118     60,629             0.0%
    SI Financial Group, Inc.                                    8,909    112,699             0.0%
*   Siebert Financial Corp.                                     9,393     11,459             0.0%
    Sierra Bancorp                                             13,964    226,356             0.0%
*   Signature Bank                                             21,692  3,230,373             0.1%
    Silvercrest Asset Management Group, Inc. Class A            3,950     43,845             0.0%
    Simmons First National Corp. Class A                       34,279  1,766,740             0.1%
*   SLM Corp.                                                 245,290  1,731,747             0.1%
    South State Corp.                                          24,642  1,909,755             0.1%
*   Southcoast Financial Corp.                                  5,735     77,193             0.0%
*   Southern First Bancshares, Inc.                             2,825     64,693             0.0%
    Southern Missouri Bancorp, Inc.                             2,930     64,665             0.0%
#   Southern National Bancorp of Virginia, Inc.                   712      8,117             0.0%
    Southside Bancshares, Inc.                                 27,910    750,779             0.0%
    Southwest Bancorp, Inc.                                    32,107    542,929             0.0%
    Southwest Georgia Financial Corp.                           1,854     27,949             0.0%
*   Springleaf Holdings, Inc.                                  21,277    998,104             0.0%
*   St Joe Co. (The)                                           21,800    432,076             0.0%
    StanCorp Financial Group, Inc.                             68,384  7,845,012             0.2%
#   State Auto Financial Corp.                                 44,101  1,051,809             0.0%
#   State Bank Financial Corp.                                 12,038    257,613             0.0%
    State Street Corp.                                         29,932  2,065,308             0.1%
    Sterling Bancorp                                          177,537  2,732,294             0.1%
    Stewart Information Services Corp.                         43,117  1,732,010             0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Financials -- (Continued)
*   Stifel Financial Corp.                                     65,845 $2,925,493             0.1%
    Stock Yards Bancorp, Inc.                                  18,425    694,254             0.0%
*   Stratus Properties, Inc.                                    6,580    112,189             0.0%
    Suffolk Bancorp                                            15,795    472,113             0.0%
#   Summit Financial Group, Inc.                                1,980     23,008             0.0%
    Summit State Bank                                           2,856     39,213             0.0%
*   Sun Bancorp, Inc.                                          12,088    241,881             0.0%
    SunTrust Banks, Inc.                                       59,577  2,473,637             0.1%
    Sussex Bancorp                                              2,146     27,962             0.0%
#*  SVB Financial Group                                        34,761  4,243,275             0.1%
    Symetra Financial Corp.                                   153,733  4,877,948             0.1%
    Synovus Financial Corp.                                   164,662  5,208,259             0.2%
    T Rowe Price Group, Inc.                                    9,100    688,142             0.0%
    Talmer Bancorp, Inc. Class A                               23,475    394,850             0.0%
    TCF Financial Corp.                                       222,726  3,427,753             0.1%
#   TD Ameritrade Holding Corp.                                41,454  1,428,919             0.0%
*   Tejon Ranch Co.                                            18,770    422,888             0.0%
    Territorial Bancorp, Inc.                                  16,046    447,362             0.0%
#   Teton Advisors, Inc. Class A                                   39      1,950             0.0%
#*  Texas Capital Bancshares, Inc.                             43,335  2,392,092             0.1%
    TFS Financial Corp.                                        86,711  1,522,645             0.1%
    Timberland Bancorp, Inc.                                    3,941     47,804             0.0%
#   Tompkins Financial Corp.                                   20,505  1,113,011             0.0%
    Torchmark Corp.                                            22,860  1,326,109             0.0%
    TowneBank                                                  66,182  1,420,266             0.0%
    Travelers Cos., Inc. (The)                                 66,684  7,527,957             0.2%
    Trico Bancshares                                           26,294    693,110             0.0%
#*  Trinity Place Holdings, Inc.                                6,344     38,064             0.0%
#*  TriState Capital Holdings, Inc.                            13,228    165,218             0.0%
    TrustCo Bank Corp. NY                                     153,822    958,311             0.0%
#   Trustmark Corp.                                           112,466  2,702,558             0.1%
    U.S. Bancorp.                                             118,110  4,981,880             0.1%
#   UMB Financial Corp.                                        53,915  2,646,148             0.1%
#   Umpqua Holdings Corp.                                     223,319  3,729,427             0.1%
    Union Bankshares Corp.                                     62,048  1,554,302             0.1%
#   Union Bankshares, Inc.                                      2,000     53,600             0.0%
    United Bancshares, Inc.                                     2,040     32,620             0.0%
#   United Bankshares, Inc.                                   101,853  4,028,286             0.1%
    United Community Bancorp                                      993     14,806             0.0%
    United Community Banks, Inc.                               62,929  1,268,649             0.0%
    United Community Financial Corp.                           20,253    110,986             0.0%
    United Financial Bancorp, Inc.                             70,187    911,027             0.0%
    United Fire Group, Inc.                                    29,384  1,092,791             0.0%
#   United Insurance Holdings Corp.                            17,761    293,412             0.0%
*   United Security Bancshares                                 11,437     60,159             0.0%
    United Security Bancshares, Inc.                              600      4,812             0.0%
    Unity Bancorp, Inc.                                         6,359     64,226             0.0%
    Universal Insurance Holdings, Inc.                         83,507  2,634,646             0.1%
    Univest Corp. of Pennsylvania                              23,422    461,179             0.0%
    Unum Group                                                115,811  4,012,851             0.1%
    Validus Holdings, Ltd.                                    106,222  4,705,635             0.1%
#   Valley National Bancorp                                   198,758  2,086,959             0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES     VALUE+    OF NET ASSETS**
                                                              ------- ------------ ---------------
Financials -- (Continued)
    Value Line, Inc.                                            3,839 $     61,770             0.0%
#   Virtus Investment Partners, Inc.                            5,803      679,183             0.0%
    Voya Financial, Inc.                                       70,930    2,877,630             0.1%
    VSB Bancorp, Inc.                                             170        2,117             0.0%
#   Waddell & Reed Financial, Inc. Class A                     19,273      711,945             0.0%
#*  Walker & Dunlop, Inc.                                      56,507    1,639,268             0.1%
    Washington Federal, Inc.                                  176,109    4,392,158             0.1%
#   Washington Trust Bancorp, Inc.                             18,876      732,389             0.0%
#   Waterstone Financial, Inc.                                 40,205      535,531             0.0%
    Wayne Savings Bancshares, Inc.                              1,684       20,006             0.0%
    Webster Financial Corp.                                   128,628    4,772,099             0.1%
    Wells Fargo & Co.                                         625,091   33,842,427             0.9%
    WesBanco, Inc.                                             56,771    1,853,573             0.1%
    West BanCorp., Inc.                                        20,889      412,767             0.0%
#   Westamerica Bancorporation                                 22,308      986,237             0.0%
*   Western Alliance Bancorp                                   87,862    3,141,066             0.1%
    Westfield Financial, Inc.                                  30,858      240,692             0.0%
    Westwood Holdings Group, Inc.                               7,120      413,672             0.0%
#   White Mountains Insurance Group, Ltd.                       1,834    1,448,860             0.1%
    Willis Group Holdings P.L.C.                               16,547      738,162             0.0%
    Wilshire Bancorp, Inc.                                    138,668    1,482,361             0.1%
    Wintrust Financial Corp.                                   81,949    4,137,605             0.1%
#   WisdomTree Investments, Inc.                               44,385      853,524             0.0%
#*  World Acceptance Corp.                                     13,047      497,482             0.0%
#   WR Berkley Corp.                                          105,115    5,868,570             0.2%
    WSFS Financial Corp.                                       32,997    1,048,315             0.0%
    WVS Financial Corp.                                         1,627       18,808             0.0%
    XL Group P.L.C.                                           137,506    5,236,228             0.2%
#   Yadkin Financial Corp.                                     17,419      410,217             0.0%
    Your Community Bankshares, Inc.                               255        7,301             0.0%
#   Zions Bancorporation                                      118,714    3,415,402             0.1%
                                                                      ------------            ----
Total Financials                                                       907,602,748            24.9%
                                                                      ------------            ----
Health Care -- (7.1%)
#   Abaxis, Inc.                                                3,959      198,781             0.0%
    Abbott Laboratories                                        52,410    2,347,968             0.1%
*   ABIOMED, Inc.                                                 902       66,441             0.0%
#*  Acadia Healthcare Co., Inc.                                16,914    1,038,689             0.0%
#*  ACADIA Pharmaceuticals, Inc.                                4,500      156,690             0.0%
    Aceto Corp.                                                45,280    1,365,645             0.1%
*   Acorda Therapeutics, Inc.                                  19,816      714,169             0.0%
#*  Adamas Pharmaceuticals, Inc.                                6,216       91,748             0.0%
    Adcare Health Systems, Inc.                                    49          156             0.0%
#*  Addus HomeCare Corp.                                       18,799      469,599             0.0%
    Aetna, Inc.                                                47,160    5,413,025             0.2%
#*  Affymetrix, Inc.                                           89,548      823,842             0.0%
    Agilent Technologies, Inc.                                 26,267      991,842             0.0%
#*  Air Methods Corp.                                          56,310    2,304,768             0.1%
#*  Akorn, Inc.                                                15,379      411,234             0.0%
#*  Albany Molecular Research, Inc.                            35,314      637,065             0.0%
*   Alere, Inc.                                                90,727    4,184,329             0.1%
*   Alexion Pharmaceuticals, Inc.                              11,111    1,955,536             0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                     SHARES    VALUE+    OF NET ASSETS**
                                                                     ------- ----------- ---------------
Health Care -- (Continued)
#*         Align Technology, Inc.                                     13,755 $   900,402             0.0%
*          Alkermes P.L.C.                                             9,386     675,041             0.0%
*          Allergan P.L.C.                                            38,459  11,863,448             0.3%
*          Alliance HealthCare Services, Inc.                          5,402      45,701             0.0%
*          Allied Healthcare Products, Inc.                            4,920       6,691             0.0%
*          Allscripts Healthcare Solutions, Inc.                     121,794   1,712,424             0.1%
*          Almost Family, Inc.                                        16,941     701,019             0.0%
#*         Alnylam Pharmaceuticals, Inc.                               5,435     467,138             0.0%
*          Alphatec Holdings, Inc.                                    59,562      20,847             0.0%
#*         AMAG Pharmaceuticals, Inc.                                 16,335     653,400             0.0%
#*         Amedisys, Inc.                                             39,704   1,571,484             0.1%
*          American Shared Hospital Services                             900       1,494             0.0%
           AmerisourceBergen Corp.                                     5,303     511,793             0.0%
           Amgen, Inc.                                                26,155   4,137,198             0.1%
*          AMN Healthcare Services, Inc.                              64,722   1,836,163             0.1%
*          Amsurg Corp.                                               76,887   5,389,010             0.2%
*          Anacor Pharmaceuticals, Inc.                                1,600     179,856             0.0%
           Analogic Corp.                                             11,775   1,031,725             0.0%
*          AngioDynamics, Inc.                                        49,367     621,037             0.0%
*          Anika Therapeutics, Inc.                                   22,190     854,759             0.0%
           Anthem, Inc.                                               51,031   7,100,964             0.2%
#*         Arqule, Inc.                                               26,950      60,907             0.0%
*          Arrhythmia Research Technology, Inc.                        1,153       7,160             0.0%
#*         Assembly Biosciences, Inc.                                  5,098      48,941             0.0%
#*         athenahealth, Inc.                                          2,611     398,047             0.0%
           Atrion Corp.                                                2,187     807,003             0.0%
           Becton Dickinson and Co.                                    9,125   1,300,495             0.0%
#*         Bio-Rad Laboratories, Inc. Class A                         22,518   3,140,811             0.1%
*          Bio-Rad Laboratories, Inc. Class B                          1,277     187,080             0.0%
           Bio-Techne Corp.                                            4,976     438,883             0.0%
*          Bioanalytical Systems, Inc.                                 1,915       2,834             0.0%
*          Biogen, Inc.                                                6,870   1,995,804             0.1%
*          BioMarin Pharmaceutical, Inc.                               4,500     526,680             0.0%
#*         BioScrip, Inc.                                             87,873     173,110             0.0%
*          Biospecifics Technologies Corp.                             3,727     217,694             0.0%
*          Biota Pharmaceuticals, Inc.                                 6,230      12,024             0.0%
*          BioTelemetry, Inc.                                         26,941     350,772             0.0%
*          Bluebird Bio, Inc.                                          2,969     228,999             0.0%
*          Boston Scientific Corp.                                    49,411     903,233             0.0%
*          Bovie Medical Corp.                                        13,510      25,669             0.0%
#*         Brookdale Senior Living, Inc.                              67,263   1,406,469             0.1%
*          Bruker Corp.                                               22,783     418,524             0.0%
*          Cambrex Corp.                                              47,097   2,165,049             0.1%
           Cantel Medical Corp.                                       30,310   1,796,777             0.1%
*          Capital Senior Living Corp.                                35,475     802,444             0.0%
           Cardinal Health, Inc.                                      11,763     966,919             0.0%
*          Catalent, Inc.                                              3,112      82,717             0.0%
#          Catalyst Biosciences, Inc.(14888D109)                       3,081      11,893             0.0%
(degrees)  Catalyst Biosciences, Inc.(87611RAA6)                      23,298      25,139             0.0%
#*         Celsion Corp.                                                 422         722             0.0%
#*         Centene Corp.                                              76,944   4,576,629             0.1%
#*         Cepheid                                                     2,963      98,964             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Health Care -- (Continued)
*   Cerner Corp.                                                8,000 $  530,320             0.0%
*   Charles River Laboratories International, Inc.             15,759  1,028,117             0.0%
#   Chemed Corp.                                               12,392  1,949,138             0.1%
    Cigna Corp.                                                18,390  2,464,996             0.1%
*   Clovis Oncology, Inc.                                       1,400    139,874             0.0%
#*  Community Health Systems, Inc.                            191,179  5,360,659             0.2%
#   Computer Programs & Systems, Inc.                           7,500    285,075             0.0%
*   Concert Pharmaceuticals, Inc.                               6,527    148,228             0.0%
    CONMED Corp.                                               29,451  1,194,533             0.0%
    Cooper Cos., Inc. (The)                                     4,843    737,879             0.0%
*   Corvel Corp.                                               13,794    457,961             0.0%
    CR Bard, Inc.                                               4,262    794,224             0.0%
*   Cross Country Healthcare, Inc.                             39,732    536,382             0.0%
    CryoLife, Inc.                                             37,995    400,467             0.0%
#*  Cumberland Pharmaceuticals, Inc.                           23,868    147,982             0.0%
*   Cutera, Inc.                                               17,043    231,274             0.0%
*   Cynosure, Inc. Class A                                     24,896    937,085             0.0%
#*  Cytokinetics, Inc.                                          9,109     78,428             0.0%
*   DaVita HealthCare Partners, Inc.                           38,698  2,999,482             0.1%
    DENTSPLY International, Inc.                               10,531    640,811             0.0%
#*  Depomed, Inc.                                              26,958    471,765             0.0%
*   DexCom, Inc.                                                3,531    294,203             0.0%
    Digirad Corp.                                              16,700     98,864             0.0%
*   Durect Corp.                                               18,046     36,814             0.0%
#*  Dyax Corp.                                                  6,160    169,585             0.0%
*   Edwards Lifesciences Corp.                                  7,400  1,162,910             0.0%
*   Emergent Biosolutions, Inc.                                44,346  1,425,724             0.1%
*   Endo International P.L.C.                                  14,353    861,036             0.0%
    Ensign Group, Inc. (The)                                   32,360  1,364,298             0.1%
#*  Envision Healthcare Holdings, Inc.                         10,219    288,176             0.0%
*   Enzo Biochem, Inc.                                         35,899    133,544             0.0%
*   Exactech, Inc.                                             15,670    266,860             0.0%
#*  ExamWorks Group, Inc.                                      23,719    669,825             0.0%
*   Express Scripts Holding Co.                                53,330  4,606,645             0.1%
*   Five Star Quality Care, Inc.                               77,612    253,791             0.0%
*   Genesis Healthcare, Inc.                                   15,256     75,670             0.0%
#*  Globus Medical, Inc. Class A                               46,669  1,043,052             0.0%
*   Greatbatch, Inc.                                           25,442  1,359,875             0.1%
*   Haemonetics Corp.                                          37,788  1,276,479             0.0%
#*  Halyard Health, Inc.                                       10,850    322,028             0.0%
#*  Hanger, Inc.                                               38,027    548,349             0.0%
*   Harvard Bioscience, Inc.                                   53,799    158,169             0.0%
*   Health Net, Inc.                                           77,846  5,002,384             0.2%
    HealthSouth Corp.                                          20,397    710,428             0.0%
*   HealthStream, Inc.                                         46,827  1,114,951             0.0%
#*  Healthways, Inc.                                           45,604    536,759             0.0%
*   Henry Schein, Inc.                                          8,644  1,311,381             0.0%
    Hill-Rom Holdings, Inc.                                    33,783  1,780,026             0.1%
#*  HMS Holdings Corp.                                         46,172    486,191             0.0%
*   Hologic, Inc.                                              65,441  2,543,037             0.1%
#*  Horizon Pharma P.L.C.                                      27,075    425,619             0.0%
    Humana, Inc.                                               18,374  3,282,148             0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                      SHARES    VALUE+   OF NET ASSETS**
                                                                      ------- ---------- ---------------
Health Care -- (Continued)
*           Icad, Inc.                                                  1,300 $    5,083             0.0%
*           ICU Medical, Inc.                                          11,600  1,275,652             0.0%
#*          Idera Pharmaceuticals, Inc.                                20,811     57,438             0.0%
#*          IDEXX Laboratories, Inc.                                    2,498    171,413             0.0%
*           Illumina, Inc.                                              9,020  1,292,386             0.0%
#*          Impax Laboratories, Inc.                                   29,025  1,005,136             0.0%
*           IMS Health Holdings, Inc.                                   3,989    108,581             0.0%
#*          Incyte Corp.                                                9,122  1,072,109             0.0%
#*          Infinity Pharmaceuticals, Inc.                              3,261     33,751             0.0%
#*          InfuSystems Holdings, Inc.                                  6,961     18,934             0.0%
*           Inogen, Inc.                                                1,960     83,770             0.0%
#*          Insys Therapeutics, Inc.                                    3,050     78,568             0.0%
*           Integra LifeSciences Holdings Corp.                        28,405  1,692,086             0.1%
#*          Intrexon Corp.                                              4,272    143,539             0.0%
*           Intuitive Surgical, Inc.                                    1,500    744,900             0.0%
            Invacare Corp.                                             64,126  1,108,097             0.0%
#*          IPC Healthcare, Inc.                                       18,669  1,465,516             0.1%
*           iRadimed Corp.                                              1,000     26,500             0.0%
*           Iridex Corp.                                                4,733     37,959             0.0%
#*          Jazz Pharmaceuticals P.L.C.                                 4,993    685,439             0.0%
            Johnson & Johnson                                          90,854  9,178,980             0.3%
*           Juniper Pharmaceuticals, Inc.                               5,887     71,233             0.0%
            Kewaunee Scientific Corp.                                   2,037     33,855             0.0%
*           Kindred Biosciences, Inc.                                   1,802      9,695             0.0%
            Kindred Healthcare, Inc.                                  143,054  1,916,924             0.1%
*           Kite Pharma, Inc.                                           1,600    108,880             0.0%
*           Laboratory Corp. of America Holdings                       12,463  1,529,709             0.1%
#           Landauer, Inc.                                              5,141    203,018             0.0%
#*          Lannett Co., Inc.                                          22,843  1,022,681             0.0%
            LeMaitre Vascular, Inc.                                    21,083    280,826             0.0%
#*          Lexicon Pharmaceuticals, Inc.                               1,986     18,887             0.0%
*           LHC Group, Inc.                                            23,041  1,038,343             0.0%
*           LifePoint Hospitals, Inc.                                  64,022  4,409,835             0.1%
#*          Ligand Pharmaceuticals, Inc.                                6,704    605,706             0.0%
#*          Lipocine, Inc.                                             17,252    206,334             0.0%
#           LivaNova P.L.C.                                            14,338    950,323             0.0%
*           Luminex Corp.                                              36,061    656,310             0.0%
*           Magellan Health, Inc.                                      46,070  2,460,138             0.1%
#*          Mallinckrodt P.L.C.                                        26,763  1,757,526             0.1%
*           Masimo Corp.                                               25,534  1,013,189             0.0%
#*          Mast Therapeutics, Inc.                                    19,471      8,591             0.0%
            McKesson Corp.                                              8,300  1,484,040             0.1%
*           MedAssets, Inc.                                            70,422  1,667,593             0.1%
(degrees)*  Medcath Corp.                                              19,024         --             0.0%
#*          Medicines Co. (The)                                        98,819  3,383,563             0.1%
*           MediciNova, Inc.                                           12,083     35,403             0.0%
*           Medivation, Inc.                                            1,212     50,977             0.0%
*           MEDNAX, Inc.                                               22,381  1,577,189             0.1%
            Medtronic P.L.C.                                           45,325  3,350,424             0.1%
            Merck & Co., Inc.                                         149,737  8,184,624             0.2%
#           Meridian Bioscience, Inc.                                  31,340    595,773             0.0%
*           Merit Medical Systems, Inc.                                58,164  1,078,361             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Health Care -- (Continued)
*   Misonix, Inc.                                               3,363 $    37,464             0.0%
#*  Molina Healthcare, Inc.                                    46,900   2,907,800             0.1%
*   Momenta Pharmaceuticals, Inc.                              28,579     468,981             0.0%
*   Mylan NV                                                   29,257   1,289,941             0.0%
#*  Myriad Genetics, Inc.                                      20,479     826,737             0.0%
    National Healthcare Corp.                                  15,745   1,027,834             0.0%
#   National Research Corp. Class A                            14,574     223,419             0.0%
#   National Research Corp. Class B                             2,429      78,287             0.0%
*   Natus Medical, Inc.                                        33,553   1,527,668             0.1%
*   Neogen Corp.                                               11,047     597,090             0.0%
#*  Neurocrine Biosciences, Inc.                                3,794     186,247             0.0%
*   NuVasive, Inc.                                             34,618   1,632,585             0.1%
*   Omnicell, Inc.                                             31,387     853,726             0.0%
#*  OncoGenex Pharmaceuticals, Inc.                               350         724             0.0%
#*  Opko Health, Inc.                                          34,800     328,860             0.0%
#*  OraSure Technologies, Inc.                                 32,598     169,510             0.0%
*   Orthofix International NV                                  21,098     718,387             0.0%
#   Owens & Minor, Inc.                                        73,423   2,632,215             0.1%
*   Pain Therapeutics, Inc.                                    36,350      67,247             0.0%
#   Paratek Pharmaceuticals, Inc.                               1,175      20,398             0.0%
*   PAREXEL International Corp.                                20,429   1,289,478             0.0%
#   Patterson Cos., Inc.                                       33,736   1,599,086             0.1%
#*  PDI, Inc.                                                  16,959      27,643             0.0%
    PDL BioPharma, Inc.                                        34,563     158,299             0.0%
    PerkinElmer, Inc.                                          15,484     799,594             0.0%
#*  Pernix Therapeutics Holdings, Inc.                          7,231      20,319             0.0%
    Perrigo Co. P.L.C.                                          5,808     916,154             0.0%
    Pfizer, Inc.                                              459,005  15,523,549             0.4%
*   PharMerica Corp.                                           48,026   1,372,103             0.1%
#   Phibro Animal Health Corp. Class A                            709      23,652             0.0%
#*  Pozen, Inc.                                                26,793     156,739             0.0%
#*  Premier, Inc. Class A                                       1,169      39,524             0.0%
*   Prestige Brands Holdings, Inc.                             65,760   3,222,898             0.1%
#*  Progenics Pharmaceuticals, Inc.                            26,897     197,424             0.0%
*   ProPhase Labs, Inc.                                         6,052       9,260             0.0%
*   Providence Service Corp. (The)                             25,896   1,337,528             0.1%
#*  pSivida Corp.                                               4,645      17,837             0.0%
#   Quality Systems, Inc.                                      29,565     415,388             0.0%
    Quest Diagnostics, Inc.                                    24,491   1,664,163             0.1%
#*  Quidel Corp.                                               23,085     443,694             0.0%
#*  Radius Health, Inc.                                           900      57,807             0.0%
*   RadNet, Inc.                                               26,319     173,969             0.0%
*   Regeneron Pharmaceuticals, Inc.                             6,200   3,455,818             0.1%
#*  Repligen Corp.                                             23,578     783,733             0.0%
#   ResMed, Inc.                                                9,600     553,056             0.0%
*   Rigel Pharmaceuticals, Inc.                               114,391     290,553             0.0%
*   RTI Surgical, Inc.                                         91,976     386,759             0.0%
#*  Sagent Pharmaceuticals, Inc.                               19,546     328,568             0.0%
*   SciClone Pharmaceuticals, Inc.                             81,011     617,304             0.0%
#*  SeaSpine Holdings Corp.                                     9,468     142,777             0.0%
#*  Seattle Genetics, Inc.                                      7,900     327,771             0.0%
#   Select Medical Holdings Corp.                             170,457   1,926,164             0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES     VALUE+    OF NET ASSETS**
                                                              ------- ------------ ---------------
Health Care -- (Continued)
    Simulations Plus, Inc.                                      8,201 $     67,166             0.0%
*   Sirona Dental Systems, Inc.                                15,186    1,657,248             0.1%
    Span-America Medical Systems, Inc.                          3,229       58,348             0.0%
#*  Spectrum Pharmaceuticals, Inc.                             26,500      138,065             0.0%
    St Jude Medical, Inc.                                      25,187    1,607,182             0.1%
#   STERIS Corp.                                               28,908    2,166,655             0.1%
    Stryker Corp.                                               9,409      899,689             0.0%
#*  Sucampo Pharmaceuticals, Inc. Class A                      18,104      350,493             0.0%
*   SunLink Health Systems, Inc.                                1,702        2,893             0.0%
#*  Supernus Pharmaceuticals, Inc.                             22,318      368,247             0.0%
*   Surgical Care Affiliates, Inc.                             26,398      781,645             0.0%
*   SurModics, Inc.                                            20,429      435,751             0.0%
*   Symmetry Surgical, Inc.                                    18,126      154,071             0.0%
*   Taro Pharmaceutical Industries, Ltd.                        2,837      411,989             0.0%
*   Team Health Holdings, Inc.                                 13,423      800,950             0.0%
#   Teleflex, Inc.                                             31,277    4,159,841             0.1%
#*  Tenet Healthcare Corp.                                     31,779      996,907             0.0%
*   Theravance Biopharma, Inc.                                  1,106       16,535             0.0%
    Thermo Fisher Scientific, Inc.                             25,182    3,293,302             0.1%
#*  Tonix Pharmaceuticals Holding Corp.                         6,977       46,048             0.0%
#*  Triple-S Management Corp. Class B                          40,733      838,692             0.0%
*   Ultragenyx Pharmaceutical, Inc.                             1,400      139,090             0.0%
#*  United Therapeutics Corp.                                   5,900      865,117             0.0%
    UnitedHealth Group, Inc.                                   73,435    8,649,174             0.3%
    Universal American Corp.                                  141,867    1,058,328             0.0%
    Universal Health Services, Inc. Class B                    12,918    1,577,159             0.1%
#   US Physical Therapy, Inc.                                  19,095      936,801             0.0%
#   Utah Medical Products, Inc.                                 3,989      235,231             0.0%
*   Varian Medical Systems, Inc.                                6,490      509,660             0.0%
*   Vascular Solutions, Inc.                                   15,185      487,742             0.0%
*   VCA, Inc.                                                  66,530    3,643,848             0.1%
#*  Veeva Systems, Inc. Class A                                 4,150      105,285             0.0%
#*  Versartis, Inc.                                             3,308       34,172             0.0%
*   Vocera Communications, Inc.                                 4,113       48,410             0.0%
*   Waters Corp.                                                4,744      606,283             0.0%
#*  WellCare Health Plans, Inc.                                38,619    3,421,643             0.1%
#   West Pharmaceutical Services, Inc.                         22,568    1,354,306             0.1%
*   Wright Medical Group NV                                    47,565      919,431             0.0%
    Zimmer Biomet Holdings, Inc.                               10,795    1,128,833             0.0%
    Zoetis, Inc.                                               45,040    1,937,170             0.1%
                                                                      ------------             ---
Total Health Care                                                      302,553,932             8.3%
                                                                      ------------             ---
Industrials -- (13.2%)
#   AAON, Inc.                                                 33,999      695,960             0.0%
    AAR Corp.                                                  44,341    1,006,097             0.0%
    ABM Industries, Inc.                                       72,828    2,068,315             0.1%
#   Acacia Research Corp.                                      23,571      156,983             0.0%
*   ACCO Brands Corp.                                         158,949    1,282,718             0.0%
*   Accuride Corp.                                             47,753      134,663             0.0%
    Acme United Corp.                                           1,921       31,408             0.0%
    Actuant Corp. Class A                                      67,984    1,550,035             0.1%
#   Acuity Brands, Inc.                                         4,829    1,055,619             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Industrials -- (Continued)
#   ADT Corp. (The)                                           221,287 $7,311,322             0.2%
#   Advanced Drainage Systems, Inc.                             1,478     46,439             0.0%
#*  Advisory Board Co. (The)                                   25,310  1,109,337             0.0%
#*  AECOM                                                     168,366  4,961,746             0.1%
*   Aegion Corp.                                               64,473  1,243,684             0.0%
#*  AeroCentury Corp.                                           1,149      9,973             0.0%
#*  Aerojet Rocketdyne Holdings, Inc.                          20,805    352,437             0.0%
*   Aerovironment, Inc.                                        34,207    789,155             0.0%
#   AGCO Corp.                                                113,349  5,484,958             0.2%
    Air Industries Group                                        1,000      8,165             0.0%
#   Air Lease Corp.                                           152,477  5,140,000             0.2%
*   Air Transport Services Group, Inc.                        105,409  1,031,954             0.0%
    Alamo Group, Inc.                                          14,985    703,096             0.0%
    Alaska Air Group, Inc.                                     43,195  3,293,619             0.1%
    Albany International Corp. Class A                         31,464  1,182,102             0.0%
    Allegiant Travel Co.                                        9,561  1,887,819             0.1%
    Allegion P.L.C.                                            10,433    679,919             0.0%
    Allied Motion Technologies, Inc.                           16,102    310,608             0.0%
    Allison Transmission Holdings, Inc.                        70,072  2,011,066             0.1%
    Altra Industrial Motion Corp.                              47,958  1,268,969             0.0%
    AMERCO                                                     19,095  7,758,489             0.2%
#*  Ameresco, Inc. Class A                                     16,686    108,125             0.0%
    American Airlines Group, Inc.                              40,944  1,892,432             0.1%
#   American Railcar Industries, Inc.                          23,316  1,345,800             0.0%
#   American Science & Engineering, Inc.                        9,213    345,303             0.0%
#*  American Superconductor Corp.                               1,238      6,722             0.0%
*   American Woodmark Corp.                                    20,886  1,518,412             0.1%
    AMETEK, Inc.                                               24,074  1,319,737             0.0%
*   AMREP Corp.                                                 6,528     28,723             0.0%
    AO Smith Corp.                                             27,188  2,088,582             0.1%
    Apogee Enterprises, Inc.                                   30,486  1,509,972             0.1%
#   Applied Industrial Technologies, Inc.                      47,855  1,976,890             0.1%
*   ARC Document Solutions, Inc.                               72,114    448,549             0.0%
    ArcBest Corp.                                              28,900    748,510             0.0%
    Argan, Inc.                                                32,109  1,186,428             0.0%
#*  Armstrong World Industries, Inc.                           36,764  1,824,230             0.1%
#*  Arotech Corp.                                               3,519      5,138             0.0%
    Astec Industries, Inc.                                     34,815  1,131,488             0.0%
*   Astronics Corp.                                             9,740    368,269             0.0%
*   Astronics Corp. Class B                                     5,599    208,553             0.0%
*   Atlas Air Worldwide Holdings, Inc.                         42,729  1,762,144             0.1%
#*  Avalon Holdings Corp. Class A                                 700      1,323             0.0%
*   Avis Budget Group, Inc.                                    75,362  3,763,578             0.1%
    AZZ, Inc.                                                  26,957  1,491,531             0.1%
#   B/E Aerospace, Inc.                                        13,582    637,675             0.0%
*   Babcock & Wilcox Enterprises, Inc.                         24,110    409,388             0.0%
    Barnes Group, Inc.                                         81,618  3,068,021             0.1%
#   Barrett Business Services, Inc.                             4,886    239,316             0.0%
*   Beacon Roofing Supply, Inc.                                54,616  1,932,860             0.1%
*   Blount International, Inc.                                 72,689    441,222             0.0%
#*  BlueLinx Holdings, Inc.                                    61,893     43,325             0.0%
    Brady Corp. Class A                                        61,259  1,393,642             0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                       SHARES    VALUE+   OF NET ASSETS**
                                                                       ------- ---------- ---------------
Industrials -- (Continued)
*            Breeze-Eastern Corp.                                        8,710 $  177,684             0.0%
#            Briggs & Stratton Corp.                                    68,544  1,218,027             0.0%
             Brink's Co. (The)                                          42,906  1,329,228             0.0%
#*           Broadwind Energy, Inc.                                         70        150             0.0%
#*           Builders FirstSource, Inc.                                 54,400    643,008             0.0%
             BWX Technologies, Inc.                                     44,725  1,265,718             0.0%
*            CAI International, Inc.                                    25,760    299,331             0.0%
             Carlisle Cos., Inc.                                        38,718  3,368,466             0.1%
*            Casella Waste Systems, Inc. Class A                        25,569    155,204             0.0%
#            Caterpillar, Inc.                                          60,984  4,451,222             0.1%
*            CBIZ, Inc.                                                 93,977  1,010,253             0.0%
             CDI Corp.                                                  23,674    189,392             0.0%
             CEB, Inc.                                                  15,517  1,160,051             0.0%
             Ceco Environmental Corp.                                   22,014    196,365             0.0%
             Celadon Group, Inc.                                        49,176    712,068             0.0%
#*           Chart Industries, Inc.                                     40,744    700,389             0.0%
#            Chicago Bridge & Iron Co. NV                              178,027  7,988,071             0.2%
             Chicago Rivet & Machine Co.                                   855     22,392             0.0%
             Cintas Corp.                                               14,003  1,303,539             0.0%
             CIRCOR International, Inc.                                 20,389    936,263             0.0%
             Civeo Corp.                                                83,510    155,329             0.0%
             CLARCOR, Inc.                                              34,402  1,715,284             0.1%
#*           Clean Harbors, Inc.                                        40,125  1,865,411             0.1%
#*           Colfax Corp.                                               91,712  2,472,556             0.1%
             Columbus McKinnon Corp.                                    27,557    515,040             0.0%
             Comfort Systems USA, Inc.                                  54,138  1,728,626             0.1%
*            Command Security Corp.                                      5,329     10,285             0.0%
*            Commercial Vehicle Group, Inc.                             31,240    129,958             0.0%
             Compx International, Inc.                                   2,522     28,347             0.0%
*            Continental Building Products, Inc.                        48,590    853,726             0.0%
*            Continental Materials Corp.                                    73        963             0.0%
#            Copa Holdings SA Class A                                   18,567    938,005             0.0%
*            Copart, Inc.                                               36,598  1,325,214             0.0%
#            Covanta Holding Corp.                                     111,774  1,873,332             0.1%
*            Covenant Transportation Group, Inc. Class A                27,156    524,111             0.0%
*            CPI Aerostructures, Inc.                                    8,398     71,383             0.0%
*            CRA International, Inc.                                    10,386    243,032             0.0%
             Crane Co.                                                  23,864  1,256,201             0.0%
             CSX Corp.                                                 240,615  6,494,199             0.2%
(degrees)#*  CTPartners Executive Search, Inc.                           3,804        628             0.0%
             Cubic Corp.                                                29,062  1,303,431             0.0%
             Cummins, Inc.                                              16,940  1,753,459             0.1%
             Curtiss-Wright Corp.                                       46,175  3,211,933             0.1%
             Danaher Corp.                                              40,274  3,757,967             0.1%
#            Deere & Co.                                                24,279  1,893,762             0.1%
             Delta Air Lines, Inc.                                      79,618  4,047,779             0.1%
#            Deluxe Corp.                                               20,237  1,205,113             0.0%
*            DigitalGlobe, Inc.                                         91,340  1,363,706             0.0%
#            Donaldson Co., Inc.                                        26,877    811,685             0.0%
             Douglas Dynamics, Inc.                                     53,911  1,182,807             0.0%
             Dover Corp.                                                31,123  2,005,255             0.1%
*            Ducommun, Inc.                                             11,679    252,734             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Industrials -- (Continued)
    Dun & Bradstreet Corp. (The)                                4,626 $   526,763             0.0%
*   DXP Enterprises, Inc.                                      18,365     555,725             0.0%
*   Dycom Industries, Inc.                                     44,780   3,407,310             0.1%
    Dynamic Materials Corp.                                    18,473     131,712             0.0%
    Eastern Co. (The)                                           4,628      77,612             0.0%
    Eaton Corp. P.L.C.                                         65,401   3,656,570             0.1%
*   Echo Global Logistics, Inc.                                34,880     829,795             0.0%
    Ecology and Environment, Inc. Class A                       2,769      29,379             0.0%
    EMCOR Group, Inc.                                          67,975   3,281,833             0.1%
    Emerson Electric Co.                                       31,243   1,475,607             0.1%
    Encore Wire Corp.                                          26,915   1,151,155             0.0%
#*  Energy Recovery, Inc.                                      44,908     321,990             0.0%
    EnerSys                                                    45,082   2,749,551             0.1%
    Engility Holdings, Inc.                                    18,925     609,196             0.0%
    Ennis, Inc.                                                43,970     880,719             0.0%
    EnPro Industries, Inc.                                     21,572   1,059,401             0.0%
    EnviroStar, Inc.                                            1,100       4,114             0.0%
    Equifax, Inc.                                              11,845   1,262,322             0.0%
    ESCO Technologies, Inc.                                    38,788   1,438,647             0.1%
    Espey Manufacturing & Electronics Corp.                     3,027      76,280             0.0%
#   Essendant, Inc.                                            52,772   1,824,328             0.1%
*   Esterline Technologies Corp.                               25,958   2,000,064             0.1%
    Expeditors International of Washington, Inc.               10,482     521,899             0.0%
    Exponent, Inc.                                             16,036     824,411             0.0%
#   Fastenal Co.                                               11,751     460,169             0.0%
    Federal Signal Corp.                                      123,573   1,861,009             0.1%
    FedEx Corp.                                                24,829   3,874,565             0.1%
#   Flowserve Corp.                                            10,200     472,872             0.0%
    Fluor Corp.                                                18,511     885,011             0.0%
#   Fortune Brands Home & Security, Inc.                       26,875   1,406,369             0.1%
    Forward Air Corp.                                          32,077   1,455,013             0.1%
*   Franklin Covey Co.                                         24,797     424,773             0.0%
#   Franklin Electric Co., Inc.                                37,816   1,246,415             0.0%
    FreightCar America, Inc.                                   21,033     382,380             0.0%
*   FTI Consulting, Inc.                                       87,706   2,982,881             0.1%
*   Fuel Tech, Inc.                                            26,879      54,296             0.0%
*   Furmanite Corp.                                            40,776     283,393             0.0%
    G&K Services, Inc. Class A                                 22,919   1,508,529             0.1%
#   GATX Corp.                                                 50,833   2,373,901             0.1%
#*  Genco Shipping & Trading, Ltd.                              2,511       6,026             0.0%
#*  Gencor Industries, Inc.                                     4,926      47,684             0.0%
#*  Generac Holdings, Inc.                                     13,155     415,172             0.0%
#   General Cable Corp.                                       104,770   1,612,410             0.1%
    General Dynamics Corp.                                     22,257   3,306,945             0.1%
    General Electric Co.                                      721,688  20,871,217             0.6%
*   Genesee & Wyoming, Inc. Class A                            35,145   2,358,229             0.1%
*   Gibraltar Industries, Inc.                                 47,930   1,213,588             0.0%
    Global Brass & Copper Holdings, Inc.                       14,339     322,484             0.0%
#   Global Power Equipment Group, Inc.                         15,716      68,050             0.0%
#   Golden Ocean Group, Ltd.                                   63,354     124,807             0.0%
*   Goldfield Corp. (The)                                       3,121       5,399             0.0%
    Gorman-Rupp Co. (The)                                      27,779     794,202             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Industrials -- (Continued)
*   GP Strategies Corp.                                        27,738 $   695,946             0.0%
#   Graco, Inc.                                                 9,274     680,712             0.0%
    Graham Corp.                                               10,133     171,957             0.0%
    Granite Construction, Inc.                                 57,384   1,884,491             0.1%
*   Great Lakes Dredge & Dock Corp.                            79,978     319,912             0.0%
#   Greenbrier Cos., Inc. (The)                                32,885   1,250,945             0.0%
#   Griffon Corp.                                              69,548   1,194,835             0.0%
    H&E Equipment Services, Inc.                               34,072     657,930             0.0%
    Hardinge, Inc.                                             13,131     124,219             0.0%
    Harsco Corp.                                               83,219     892,940             0.0%
*   Hawaiian Holdings, Inc.                                    67,594   2,345,512             0.1%
#*  HC2 Holdings, Inc.                                          3,645      27,556             0.0%
*   HD Supply Holdings, Inc.                                   25,751     767,122             0.0%
#   Healthcare Services Group, Inc.                             5,411     201,614             0.0%
#   Heartland Express, Inc.                                    70,891   1,334,878             0.0%
    HEICO Corp.                                                 8,377     422,536             0.0%
    HEICO Corp. Class A                                        13,054     570,199             0.0%
    Heidrick & Struggles International, Inc.                   25,453     676,032             0.0%
*   Heritage-Crystal Clean, Inc.                                3,642      43,413             0.0%
    Herman Miller, Inc.                                        32,027   1,016,217             0.0%
*   Hertz Global Holdings, Inc.                               261,779   5,104,690             0.2%
#   Hexcel Corp.                                               30,570   1,416,002             0.1%
*   Hill International, Inc.                                   63,099     213,275             0.0%
    Hillenbrand, Inc.                                          59,900   1,777,233             0.1%
#   HNI Corp.                                                  35,883   1,540,816             0.1%
    Honeywell International, Inc.                              22,922   2,367,384             0.1%
    Houston Wire & Cable Co.                                   25,592     158,670             0.0%
*   Hub Group, Inc. Class A                                    56,510   2,259,270             0.1%
    Hubbell, Inc. Class A                                       1,859     219,669             0.0%
    Hubbell, Inc. Class B                                       8,648     837,559             0.0%
*   Hudson Global, Inc.                                        34,265      79,152             0.0%
    Huntington Ingalls Industries, Inc.                        19,040   2,283,658             0.1%
    Hurco Cos., Inc.                                           11,970     321,634             0.0%
*   Huron Consulting Group, Inc.                               26,943   1,301,347             0.0%
    Hyster-Yale Materials Handling, Inc.                       14,948     874,757             0.0%
*   ICF International, Inc.                                    29,823     914,671             0.0%
    IDEX Corp.                                                 16,694   1,281,431             0.0%
*   IHS, Inc. Class A                                           4,370     522,390             0.0%
    Illinois Tool Works, Inc.                                  13,917   1,279,529             0.0%
    Ingersoll-Rand P.L.C.                                      33,043   1,958,128             0.1%
#*  InnerWorkings, Inc.                                        47,667     356,549             0.0%
*   Innovative Solutions & Support, Inc.                       16,826      42,065             0.0%
    Insperity, Inc.                                            26,992   1,254,048             0.0%
    Insteel Industries, Inc.                                   23,225     496,783             0.0%
*   Integrated Electrical Services, Inc.                       15,111     106,835             0.0%
    Interface, Inc.                                            33,876     662,276             0.0%
#   International Shipholding Corp.                             1,100       2,233             0.0%
#*  Intersections, Inc.                                        18,573      40,675             0.0%
    ITT Corp.                                                  45,205   1,789,214             0.1%
*   Jacobs Engineering Group, Inc.                             95,080   3,816,511             0.1%
    JB Hunt Transport Services, Inc.                           10,031     766,067             0.0%
*   JetBlue Airways Corp.                                     413,533  10,272,160             0.3%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Industrials -- (Continued)
    John Bean Technologies Corp.                               19,647 $  881,364             0.0%
#   Joy Global, Inc.                                           48,576    834,536             0.0%
    Kadant, Inc.                                                1,953     80,307             0.0%
#   Kaman Corp.                                                33,767  1,313,199             0.0%
    Kansas City Southern                                       16,440  1,360,574             0.0%
    KAR Auction Services, Inc.                                 78,469  3,013,210             0.1%
    KBR, Inc.                                                  65,281  1,203,782             0.0%
    Kelly Services, Inc. Class A                               47,294    747,245             0.0%
    Kelly Services, Inc. Class B                                  700     10,973             0.0%
#   Kennametal, Inc.                                           92,026  2,587,771             0.1%
*   Key Technology, Inc.                                        5,258     58,837             0.0%
    Kforce, Inc.                                               42,117  1,183,909             0.0%
    Kimball International, Inc. Class B                        57,898    632,246             0.0%
*   Kirby Corp.                                                81,453  5,318,066             0.2%
*   KLX, Inc.                                                  31,908  1,247,922             0.0%
#   Knight Transportation, Inc.                               116,835  2,969,946             0.1%
    Knoll, Inc.                                                40,979    952,352             0.0%
    Korn/Ferry International                                   56,262  2,046,249             0.1%
#*  Kratos Defense & Security Solutions, Inc.                  94,100    469,559             0.0%
    L-3 Communications Holdings, Inc.                          22,163  2,801,403             0.1%
    Landstar System, Inc.                                      13,565    855,138             0.0%
*   Lawson Products, Inc.                                       8,745    227,457             0.0%
#*  Layne Christensen Co.                                      24,719    156,718             0.0%
    LB Foster Co. Class A                                      13,222    194,760             0.0%
#   Lennox International, Inc.                                  7,521    998,864             0.0%
    Lincoln Electric Holdings, Inc.                            22,800  1,363,668             0.0%
#   Lindsay Corp.                                               6,903    467,885             0.0%
*   LMI Aerospace, Inc.                                        24,010    251,865             0.0%
    LS Starrett Co. (The) Class A                               8,044     96,126             0.0%
    LSI Industries, Inc.                                       39,855    428,043             0.0%
*   Lydall, Inc.                                               20,153    689,837             0.0%
#*  Manitex International, Inc.                                 3,300     21,153             0.0%
    Manitowoc Co., Inc. (The)                                 109,640  1,677,492             0.1%
    Manpowergroup, Inc.                                        39,253  3,602,640             0.1%
    Marten Transport, Ltd.                                     38,690    634,129             0.0%
    Masco Corp.                                                60,333  1,749,657             0.1%
*   MasTec, Inc.                                              126,364  2,119,124             0.1%
*   Mastech Holdings, Inc.                                        991      7,978             0.0%
    Matson, Inc.                                               57,986  2,657,498             0.1%
#   Matthews International Corp. Class A                       31,131  1,797,193             0.1%
    McGrath RentCorp                                           33,231    998,592             0.0%
*   Meritor, Inc.                                              43,358    471,301             0.0%
*   Mfri, Inc.                                                  5,730     32,317             0.0%
*   Middleby Corp. (The)                                        8,567  1,001,825             0.0%
    Miller Industries, Inc.                                    15,090    342,241             0.0%
*   Mistras Group, Inc.                                        30,406    575,282             0.0%
#   Mobile Mini, Inc.                                          75,245  2,576,389             0.1%
*   Moog, Inc. Class A                                         44,156  2,727,075             0.1%
*   Moog, Inc. Class B                                          2,977    184,916             0.0%
#*  MRC Global, Inc.                                          133,390  1,587,341             0.1%
    MSA Safety, Inc.                                           26,839  1,166,960             0.0%
#   MSC Industrial Direct Co., Inc. Class A                    14,782    927,866             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Industrials -- (Continued)
    Mueller Industries, Inc.                                   72,117 $2,273,128             0.1%
    Mueller Water Products, Inc. Class A                      191,686  1,686,837             0.1%
#   Multi-Color Corp.                                          20,797  1,618,838             0.1%
*   MYR Group, Inc.                                            36,938    831,105             0.0%
    National Presto Industries, Inc.                            7,418    653,155             0.0%
*   Navigant Consulting, Inc.                                  78,991  1,358,645             0.0%
*   NCI Building Systems, Inc.                                  4,500     47,070             0.0%
    Nielsen Holdings P.L.C.                                    40,307  1,914,986             0.1%
*   NL Industries, Inc.                                        41,564    145,058             0.0%
    NN, Inc.                                                   45,298    625,112             0.0%
#   Nordson Corp.                                              12,448    886,796             0.0%
    Norfolk Southern Corp.                                     60,802  4,865,984             0.1%
#*  Nortek, Inc.                                                  837     51,350             0.0%
    Northrop Grumman Corp.                                     13,622  2,557,530             0.1%
#*  Northwest Pipe Co.                                         13,889    183,474             0.0%
#*  NOW, Inc.                                                  25,701    424,324             0.0%
*   NV5 Holdings, Inc.                                          4,902    114,119             0.0%
*   Old Dominion Freight Line, Inc.                            23,050  1,427,717             0.1%
    Omega Flex, Inc.                                            4,638    191,735             0.0%
*   On Assignment, Inc.                                        49,683  2,241,200             0.1%
    Orbital ATK, Inc.                                          45,865  3,926,961             0.1%
#*  Orion Energy Systems, Inc.                                 23,165     41,929             0.0%
#*  Orion Marine Group, Inc.                                   24,325     95,111             0.0%
#   Oshkosh Corp.                                             116,465  4,785,547             0.1%
    Owens Corning                                             136,290  6,205,284             0.2%
#   PACCAR, Inc.                                               33,296  1,753,034             0.1%
#*  PAM Transportation Services, Inc.                          10,506    375,169             0.0%
    Park-Ohio Holdings Corp.                                   20,847    719,222             0.0%
    Parker-Hannifin Corp.                                      18,334  1,919,570             0.1%
*   Patrick Industries, Inc.                                   27,796  1,127,962             0.0%
#*  Patriot Transportation Holding, Inc.                        2,586     57,357             0.0%
*   Pendrell Corp.                                             45,689     30,612             0.0%
#   Pentair P.L.C.                                             35,552  1,988,068             0.1%
*   Performant Financial Corp.                                 54,745    126,461             0.0%
*   Perma-Fix Environmental Services                            2,877     12,170             0.0%
*   PGT, Inc.                                                  56,976    687,131             0.0%
#   Pitney Bowes, Inc.                                         27,103    559,677             0.0%
#*  Ply Gem Holdings, Inc.                                     16,185    191,307             0.0%
    Powell Industries, Inc.                                    15,628    520,725             0.0%
#*  Power Solutions International, Inc.                         2,041     36,820             0.0%
*   PowerSecure International, Inc.                            33,878    422,120             0.0%
    Precision Castparts Corp.                                   9,355  2,159,228             0.1%
    Preformed Line Products Co.                                 6,010    255,425             0.0%
#   Primoris Services Corp.                                    59,580  1,186,834             0.0%
#*  Proto Labs, Inc.                                            1,950    126,438             0.0%
    Providence and Worcester Railroad Co.                       2,562     41,043             0.0%
    Quad/Graphics, Inc.                                        17,107    220,680             0.0%
    Quanex Building Products Corp.                             54,916  1,036,265             0.0%
*   Quanta Services, Inc.                                     138,335  2,781,917             0.1%
*   Radiant Logistics, Inc.                                    38,979    154,747             0.0%
#   Raven Industries, Inc.                                     33,607    611,983             0.0%
    Raytheon Co.                                               17,714  2,079,624             0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Industrials -- (Continued)
*   RBC Bearings, Inc.                                         15,632 $1,069,072             0.0%
    RCM Technologies, Inc.                                     12,068     61,667             0.0%
    Regal Beloit Corp.                                         41,831  2,668,399             0.1%
#*  Republic Airways Holdings, Inc.                            59,559    343,060             0.0%
    Republic Services, Inc.                                   112,711  4,929,979             0.1%
    Resources Connection, Inc.                                 49,690    891,936             0.0%
*   Rexnord Corp.                                              81,447  1,505,141             0.1%
*   Roadrunner Transportation Systems, Inc.                    42,659    453,892             0.0%
    Robert Half International, Inc.                             1,000     52,660             0.0%
#   Rockwell Automation, Inc.                                  12,100  1,320,836             0.0%
#   Rockwell Collins, Inc.                                     11,750  1,018,960             0.0%
#   Rollins, Inc.                                              25,198    675,810             0.0%
#   Roper Technologies, Inc.                                    9,010  1,679,014             0.1%
*   RPX Corp.                                                  79,502  1,132,108             0.0%
#   RR Donnelley & Sons Co.                                    73,268  1,236,031             0.0%
#*  Rush Enterprises, Inc. Class A                             37,233    907,741             0.0%
*   Rush Enterprises, Inc. Class B                              4,506    102,196             0.0%
#   Ryder System, Inc.                                         93,137  6,685,374             0.2%
*   Saia, Inc.                                                 36,687    866,180             0.0%
#*  Sensata Technologies Holding NV                             6,594    317,105             0.0%
    Servotronics, Inc.                                          1,499     10,493             0.0%
    SIFCO Industries, Inc.                                      4,888     61,002             0.0%
    Simpson Manufacturing Co., Inc.                            48,444  1,839,903             0.1%
#   SkyWest, Inc.                                              65,489  1,246,911             0.0%
*   SL Industries, Inc.                                         9,000    301,500             0.0%
    SmartPros, Ltd.                                             1,700      6,001             0.0%
    Snap-on, Inc.                                              11,787  1,955,345             0.1%
#*  SolarCity Corp.                                             2,690     79,759             0.0%
    Southwest Airlines Co.                                    156,279  7,234,155             0.2%
#*  SP Plus Corp.                                              18,375    468,563             0.0%
*   Sparton Corp.                                              13,779    324,220             0.0%
*   Spirit Aerosystems Holdings, Inc. Class A                  24,712  1,303,311             0.0%
*   Spirit Airlines, Inc.                                      13,566    503,570             0.0%
    SPX Corp.                                                  18,968    232,358             0.0%
*   SPX FLOW, Inc.                                             18,968    643,015             0.0%
    Standex International Corp.                                15,734  1,411,654             0.1%
    Stanley Black & Decker, Inc.                               36,884  3,908,966             0.1%
    Steelcase, Inc. Class A                                    83,091  1,612,796             0.1%
*   Stericycle, Inc.                                            4,838    587,188             0.0%
#*  Sterling Construction Co., Inc.                            19,832     76,750             0.0%
#*  Stock Building Supply Holdings, Inc.                        8,093    139,847             0.0%
#   Sun Hydraulics Corp.                                       17,239    504,930             0.0%
    Supreme Industries, Inc. Class A                            9,289     74,312             0.0%
#*  Swift Transportation Co.                                   32,153    502,551             0.0%
    TAL International Group, Inc.                              57,171    969,620             0.0%
#*  Taser International, Inc.                                  20,936    490,112             0.0%
*   Team, Inc.                                                 26,242    918,470             0.0%
*   Teledyne Technologies, Inc.                                24,041  2,145,178             0.1%
    Tennant Co.                                                11,555    669,266             0.0%
    Terex Corp.                                                43,374    870,082             0.0%
    Tetra Tech, Inc.                                          101,350  2,726,315             0.1%
#   Textainer Group Holdings, Ltd.                             51,126  1,000,025             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Industrials -- (Continued)
    Textron, Inc.                                              46,733 $1,970,731             0.1%
*   Thermon Group Holdings, Inc.                               27,914    561,351             0.0%
    Timken Co. (The)                                           54,069  1,708,580             0.1%
#   Titan International, Inc.                                  80,196    569,392             0.0%
*   Titan Machinery, Inc.                                      23,132    282,904             0.0%
    Toro Co. (The)                                              7,800    587,106             0.0%
    Towers Watson & Co. Class A                                 5,900    729,004             0.0%
*   TransDigm Group, Inc.                                       4,939  1,085,839             0.0%
*   TRC Cos., Inc.                                             39,861    411,764             0.0%
#*  Trex Co., Inc.                                             14,075    549,910             0.0%
#*  Trimas Corp.                                               33,456    669,455             0.0%
#*  TriNet Group, Inc.                                          8,457    160,514             0.0%
#   Trinity Industries, Inc.                                  248,871  6,736,938             0.2%
    Triumph Group, Inc.                                        62,688  2,920,007             0.1%
*   TrueBlue, Inc.                                             48,807  1,413,939             0.1%
*   Tutor Perini Corp.                                         84,118  1,411,500             0.1%
    Twin Disc, Inc.                                            17,482    205,938             0.0%
    Tyco International P.L.C.                                  21,904    798,182             0.0%
*   Ultralife Corp.                                            16,511    111,945             0.0%
    UniFirst Corp.                                             16,645  1,748,890             0.1%
    Union Pacific Corp.                                        83,333  7,445,804             0.2%
*   United Continental Holdings, Inc.                          39,975  2,410,892             0.1%
*   United Rentals, Inc.                                       34,010  2,545,989             0.1%
    United Technologies Corp.                                  32,004  3,149,514             0.1%
    Universal Forest Products, Inc.                            24,932  1,810,811             0.1%
    Universal Truckload Services, Inc.                         19,431    310,507             0.0%
#   US Ecology, Inc.                                           19,063    747,460             0.0%
*   USA Truck, Inc.                                            16,095    292,607             0.0%
#*  USG Corp.                                                  27,624    651,098             0.0%
    Valmont Industries, Inc.                                   16,675  1,808,237             0.1%
*   Vectrus, Inc.                                               5,677    141,187             0.0%
#*  Veritiv Corp.                                               1,605     67,410             0.0%
*   Versar, Inc.                                                7,645     24,923             0.0%
    Viad Corp.                                                 30,419    915,916             0.0%
#*  Vicor Corp.                                                23,646    228,420             0.0%
*   Virco Manufacturing Corp.                                  21,636     78,322             0.0%
*   Volt Information Sciences, Inc.                            24,400    210,328             0.0%
    VSE Corp.                                                   7,641    439,052             0.0%
#*  Wabash National Corp.                                     109,822  1,314,569             0.0%
*   WABCO Holdings, Inc.                                        8,765    983,696             0.0%
#   Wabtec Corp.                                               11,888    985,159             0.0%
    Waste Connections, Inc.                                    82,431  4,490,841             0.1%
    Waste Management, Inc.                                     23,011  1,237,071             0.0%
    Watsco, Inc.                                                7,344    903,532             0.0%
    Watsco, Inc. Class B                                        1,205    148,215             0.0%
    Watts Water Technologies, Inc. Class A                     30,800  1,676,752             0.1%
    Werner Enterprises, Inc.                                  102,300  2,706,858             0.1%
#*  Wesco Aircraft Holdings, Inc.                              56,665    706,046             0.0%
#*  WESCO International, Inc.                                  47,770  2,337,386             0.1%
    West Corp.                                                 23,504    559,630             0.0%
*   Willdan Group, Inc.                                         9,193    102,134             0.0%
*   Willis Lease Finance Corp.                                  8,183    127,655             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES     VALUE+    OF NET ASSETS**
                                                              ------- ------------ ---------------
Industrials -- (Continued)
    Woodward, Inc.                                             37,606 $  1,711,073             0.1%
#   WW Grainger, Inc.                                           5,500    1,155,000             0.0%
*   Xerium Technologies, Inc.                                   6,868       92,718             0.0%
#*  XPO Logistics, Inc.                                        50,693    1,407,238             0.1%
    Xylem, Inc.                                                31,203    1,136,101             0.0%
*   YRC Worldwide, Inc.                                        18,956      346,137             0.0%
                                                                      ------------            ----
Total Industrials                                                      558,453,314            15.3%
                                                                      ------------            ----
Information Technology -- (12.2%)
#*  3D Systems Corp.                                           11,613      116,827             0.0%
#*  ACI Worldwide, Inc.                                        64,209    1,537,806             0.1%
#   Activision Blizzard, Inc.                                 213,323    7,415,107             0.2%
*   Actua Corp.                                                83,565    1,157,375             0.0%
*   Acxiom Corp.                                               80,527    1,781,257             0.1%
*   ADDvantage Technologies Group, Inc.                         7,160       16,826             0.0%
    ADTRAN, Inc.                                               54,818      851,324             0.0%
*   Advanced Energy Industries, Inc.                           32,606      922,098             0.0%
*   Aehr Test Systems                                           2,692        5,546             0.0%
*   Agilysys, Inc.                                             36,408      413,959             0.0%
#*  Akamai Technologies, Inc.                                   9,524      579,250             0.0%
*   Alliance Data Systems Corp.                                 6,894    2,049,655             0.1%
    Alliance Fiber Optic Products, Inc.                        25,750      350,457             0.0%
*   Alpha & Omega Semiconductor, Ltd.                          12,145      107,848             0.0%
*   Alphabet, Inc. Class A                                      6,486    4,782,712             0.1%
*   Alphabet, Inc. Class C                                      6,843    4,864,073             0.1%
    Altera Corp.                                               14,759      775,585             0.0%
    Amdocs, Ltd.                                               14,311      852,506             0.0%
    American Software, Inc. Class A                            26,509      271,187             0.0%
*   Amkor Technology, Inc.                                    234,103    1,456,121             0.1%
    Amphenol Corp. Class A                                     25,736    1,395,406             0.1%
#*  Amtech Systems, Inc.                                       10,390       53,509             0.0%
#*  ANADIGICS, Inc.                                            47,465       10,917             0.0%
    Analog Devices, Inc.                                       22,899    1,376,688             0.1%
#*  Angie's List, Inc.                                         15,392      118,980             0.0%
*   Anixter International, Inc.                                26,296    1,803,380             0.1%
#*  ANSYS, Inc.                                                 6,875      655,256             0.0%
    Apple, Inc.                                               308,343   36,846,988             1.0%
    Applied Materials, Inc.                                    70,077    1,175,191             0.0%
#*  Arista Networks, Inc.                                       4,553      293,714             0.0%
*   ARRIS Group, Inc.                                         116,555    3,293,844             0.1%
*   Arrow Electronics, Inc.                                   121,779    6,696,627             0.2%
#*  Aspen Technology, Inc.                                     11,589      479,669             0.0%
    Astro-Med, Inc.                                             7,311       96,359             0.0%
    Atmel Corp.                                                61,833      469,931             0.0%
*   Autobytel, Inc.                                             2,224       41,411             0.0%
#*  Autodesk, Inc.                                             10,099      557,364             0.0%
    Avago Technologies, Ltd.                                   14,754    1,816,660             0.1%
*   AVG Technologies NV                                        28,436      673,933             0.0%
*   Aviat Networks, Inc.                                       53,893       54,971             0.0%
#*  Avid Technology, Inc.                                      27,756      234,538             0.0%
    Avnet, Inc.                                               123,117    5,593,205             0.2%
    AVX Corp.                                                 138,766    1,873,341             0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Information Technology -- (Continued)
*   Aware, Inc.                                                18,447 $   59,584             0.0%
*   Axcelis Technologies, Inc.                                152,566    427,185             0.0%
*   AXT, Inc.                                                  60,792    133,742             0.0%
#   Badger Meter, Inc.                                         17,934  1,086,442             0.0%
#*  Bankrate, Inc.                                             71,742    851,578             0.0%
#*  Barracuda Networks, Inc.                                    6,319    121,198             0.0%
#   Bel Fuse, Inc. Class A                                      3,300     52,470             0.0%
    Bel Fuse, Inc. Class B                                     13,495    243,315             0.0%
    Belden, Inc.                                                8,914    570,763             0.0%
*   Benchmark Electronics, Inc.                                77,718  1,537,262             0.1%
    Black Box Corp.                                            25,515    311,538             0.0%
    Blackbaud, Inc.                                            18,179  1,139,642             0.0%
*   Blackhawk Network Holdings, Inc.                           37,775  1,608,459             0.1%
*   Blucora, Inc.                                              51,074    500,525             0.0%
    Booz Allen Hamilton Holding Corp.                          19,456    573,174             0.0%
*   Bottomline Technologies de, Inc.                           22,107    611,922             0.0%
    Broadcom Corp. Class A                                      3,300    169,620             0.0%
    Broadridge Financial Solutions, Inc.                       24,825  1,479,073             0.1%
#*  BroadSoft, Inc.                                             2,180     69,695             0.0%
*   BroadVision, Inc.                                           4,752     28,560             0.0%
    Brocade Communications Systems, Inc.                      352,464  3,672,675             0.1%
    Brooks Automation, Inc.                                   115,107  1,270,781             0.0%
*   Bsquare Corp.                                              20,117    218,873             0.0%
    CA, Inc.                                                   64,564  1,789,068             0.1%
*   Cabot Microelectronics Corp.                               29,437  1,241,358             0.0%
*   CACI International, Inc. Class A                           35,115  3,407,560             0.1%
#*  Cadence Design Systems, Inc.                               32,200    715,484             0.0%
*   CalAmp Corp.                                               25,434    482,229             0.0%
*   Calix, Inc.                                                80,917    565,610             0.0%
*   Carbonite, Inc.                                             5,468     55,336             0.0%
#*  Cardtronics, Inc.                                          31,984  1,103,448             0.0%
*   Cartesian, Inc.                                             1,166      2,728             0.0%
*   Cascade Microtech, Inc.                                    19,334    296,197             0.0%
#   Cass Information Systems, Inc.                             13,328    695,188             0.0%
#*  Cavium, Inc.                                                2,400    170,280             0.0%
    CDW Corp.                                                  27,749  1,240,103             0.0%
*   Ceva, Inc.                                                 27,653    646,251             0.0%
    Checkpoint Systems, Inc.                                   51,633    386,215             0.0%
*   CIBER, Inc.                                               153,497    547,984             0.0%
#*  Ciena Corp.                                                37,382    902,401             0.0%
#*  Cimpress NV                                                 8,368    660,235             0.0%
*   Cirrus Logic, Inc.                                         76,529  2,359,389             0.1%
    Cisco Systems, Inc.                                       334,255  9,643,257             0.3%
*   Citrix Systems, Inc.                                        8,516    699,164             0.0%
#*  Clearfield, Inc.                                            8,316    116,673             0.0%
#   Cognex Corp.                                               19,934    749,518             0.0%
*   Coherent, Inc.                                             25,728  1,394,458             0.1%
    Cohu, Inc.                                                 36,968    465,427             0.0%
*   CommScope Holding Co., Inc.                                59,758  1,937,952             0.1%
    Communications Systems, Inc.                               13,122    106,419             0.0%
*   CommVault Systems, Inc.                                     7,486    303,333             0.0%
    Computer Sciences Corp.                                    28,653  1,908,003             0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Information Technology -- (Continued)
    Computer Task Group, Inc.                                  19,188 $  138,154             0.0%
    Comtech Telecommunications Corp.                           26,251    634,224             0.0%
    Concurrent Computer Corp.                                   7,430     36,927             0.0%
*   Constant Contact, Inc.                                     11,895    310,459             0.0%
#   Convergys Corp.                                           126,940  3,258,550             0.1%
*   CoreLogic, Inc.                                            52,915  2,062,627             0.1%
#   Corning, Inc.                                             169,173  3,146,618             0.1%
*   CoStar Group, Inc.                                          2,195    445,739             0.0%
#*  Covisint Corp.                                             19,447     41,033             0.0%
#*  Cray, Inc.                                                 22,481    666,112             0.0%
#*  Cree, Inc.                                                 76,677  1,931,494             0.1%
#   CSG Systems International, Inc.                            38,268  1,282,743             0.0%
    CSP, Inc.                                                   2,269     12,752             0.0%
    CTS Corp.                                                  37,499    681,732             0.0%
*   CyberOptics Corp.                                           7,973     56,130             0.0%
#   Cypress Semiconductor Corp.                                76,317    804,381             0.0%
    Daktronics, Inc.                                           50,999    494,690             0.0%
*   Datalink Corp.                                             32,310    235,863             0.0%
*   Demand Media, Inc.                                         11,327     49,272             0.0%
#   Determine, Inc.                                               628      2,707             0.0%
*   DHI Group, Inc.                                            93,277    844,157             0.0%
#   Diebold, Inc.                                              39,956  1,473,178             0.1%
*   Digi International, Inc.                                   34,363    443,283             0.0%
#*  Digimarc Corp.                                              5,363    120,453             0.0%
*   Diodes, Inc.                                               47,607  1,090,200             0.0%
#   Dolby Laboratories, Inc. Class A                           32,306  1,120,049             0.0%
*   DSP Group, Inc.                                            32,163    324,846             0.0%
    DST Systems, Inc.                                          23,034  2,813,603             0.1%
*   DTS, Inc.                                                  27,622    822,031             0.0%
    EarthLink Holdings Corp.                                  166,795  1,426,097             0.1%
*   eBay, Inc.                                                 38,237  1,066,812             0.0%
#   Ebix, Inc.                                                 29,521    818,617             0.0%
*   EchoStar Corp. Class A                                     56,420  2,529,309             0.1%
*   Edgewater Technology, Inc.                                  8,479     67,323             0.0%
    Electro Rent Corp.                                         30,378    315,324             0.0%
    Electro Scientific Industries, Inc.                        38,207    178,427             0.0%
*   Electronic Arts, Inc.                                      19,023  1,370,988             0.1%
*   Electronics for Imaging, Inc.                              46,192  2,145,156             0.1%
#*  Ellie Mae, Inc.                                             2,429    177,268             0.0%
#*  eMagin Corp.                                                7,098     15,971             0.0%
    EMC Corp.                                                 139,624  3,660,941             0.1%
*   Emcore Corp.                                               38,308    262,027             0.0%
#*  Endurance International Group Holdings, Inc.               15,405    205,349             0.0%
#*  EnerNOC, Inc.                                              38,787    304,090             0.0%
*   Entegris, Inc.                                            160,230  2,055,751             0.1%
#*  Envestnet, Inc.                                             6,540    195,284             0.0%
*   EPAM Systems, Inc.                                         17,446  1,349,448             0.0%
    Epiq Systems, Inc.                                         45,850    632,730             0.0%
*   ePlus, Inc.                                                 8,798    742,727             0.0%
*   Euronet Worldwide, Inc.                                    18,216  1,461,652             0.1%
#*  Everi Holdings, Inc.                                      117,052    547,803             0.0%
#*  Everyday Health, Inc.                                         902      8,479             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Information Technology -- (Continued)
*   Exar Corp.                                                 58,619 $  333,542             0.0%
*   ExlService Holdings, Inc.                                  23,547  1,042,190             0.0%
*   Extreme Networks, Inc.                                    102,706    368,715             0.0%
*   F5 Networks, Inc.                                           3,400    374,680             0.0%
*   Fabrinet                                                   47,575  1,030,950             0.0%
    Fair Isaac Corp.                                            7,907    730,370             0.0%
*   Fairchild Semiconductor International, Inc.               188,162  3,138,542             0.1%
#*  FalconStor Software, Inc.                                  29,232     58,464             0.0%
#*  FARO Technologies, Inc.                                    11,514    389,058             0.0%
    FEI Co.                                                     9,619    694,396             0.0%
    Fidelity National Information Services, Inc.               20,192  1,472,401             0.1%
#*  Finisar Corp.                                             157,850  1,794,754             0.1%
#*  FireEye, Inc.                                              10,918    285,506             0.0%
*   First Solar, Inc.                                          69,538  3,968,534             0.1%
*   Fiserv, Inc.                                               26,901  2,596,216             0.1%
*   FleetCor Technologies, Inc.                                 6,361    921,454             0.0%
*   Flextronics International, Ltd.                            95,039  1,082,494             0.0%
    FLIR Systems, Inc.                                         87,063  2,321,970             0.1%
*   FormFactor, Inc.                                          101,657    837,654             0.0%
    Forrester Research, Inc.                                   14,442    466,043             0.0%
*   Fortinet, Inc.                                              7,132    245,056             0.0%
*   Freescale Semiconductor, Ltd.                               8,279    277,264             0.0%
*   Frequency Electronics, Inc.                                 8,185     89,380             0.0%
*   Gartner, Inc.                                               8,459    766,978             0.0%
*   Genpact, Ltd.                                              59,372  1,471,238             0.1%
*   GigOptix, Inc.                                             18,307     45,401             0.0%
    Global Payments, Inc.                                      14,975  2,042,740             0.1%
    Globalscape, Inc.                                           2,198      8,308             0.0%
#*  Glu Mobile, Inc.                                           30,123    124,107             0.0%
#*  GrubHub, Inc.                                               9,967    239,009             0.0%
*   GSE Systems, Inc.                                          26,843     36,506             0.0%
*   GSI Group, Inc.                                            42,534    574,634             0.0%
*   GSI Technology, Inc.                                       17,271     72,884             0.0%
*   GTT Communications, Inc.                                   15,132    283,271             0.0%
#*  Guidance Software, Inc.                                       100        564             0.0%
*   Guidewire Software, Inc.                                    4,803    279,679             0.0%
    Hackett Group, Inc. (The)                                  46,138    686,533             0.0%
*   Harmonic, Inc.                                            150,305    865,757             0.0%
    Harris Corp.                                               20,282  1,604,915             0.1%
    Heartland Payment Systems, Inc.                            25,924  1,918,376             0.1%
*   HomeAway, Inc.                                              6,300    198,828             0.0%
    HP, Inc.                                                  268,806  7,247,010             0.2%
#*  Hutchinson Technology, Inc.                                52,713     92,248             0.0%
    IAC/InterActiveCorp                                        47,781  3,201,805             0.1%
*   ID Systems, Inc.                                            8,720     30,694             0.0%
#*  Identiv, Inc.                                               4,291     11,028             0.0%
*   IEC Electronics Corp.                                       7,468     26,437             0.0%
*   II-VI, Inc.                                                57,819  1,047,680             0.0%
*   Imation Corp.                                              39,287     79,360             0.0%
*   Immersion Corp.                                            21,510    279,200             0.0%
#*  Infinera Corp.                                             82,316  1,626,564             0.1%
    Ingram Micro, Inc. Class A                                174,359  5,192,411             0.2%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Information Technology -- (Continued)
*   Innodata, Inc.                                             21,458 $    50,641             0.0%
*   Inphi Corp.                                                23,122     688,342             0.0%
*   Insight Enterprises, Inc.                                  64,391   1,635,531             0.1%
*   Integrated Device Technology, Inc.                         60,517   1,543,183             0.1%
    Integrated Silicon Solution, Inc.                          44,769   1,006,407             0.0%
    Intel Corp.                                               534,019  18,081,883             0.5%
#   InterDigital, Inc.                                         39,158   1,986,877             0.1%
#*  Internap Corp.                                             84,980     574,465             0.0%
    Intersil Corp. Class A                                    147,971   2,005,007             0.1%
*   inTEST Corp.                                                2,202       8,808             0.0%
#*  Intevac, Inc.                                              28,356     138,944             0.0%
*   IntraLinks Holdings, Inc.                                  60,792     531,930             0.0%
*   IntriCon Corp.                                              6,777      55,436             0.0%
    Intuit, Inc.                                                5,892     574,058             0.0%
*   Inuvo, Inc.                                                28,824      82,725             0.0%
#*  IPG Photonics Corp.                                        16,342   1,350,176             0.0%
*   Iteris, Inc.                                               13,000      31,070             0.0%
*   Itron, Inc.                                                37,293   1,369,772             0.1%
*   Ixia                                                       81,865   1,179,675             0.0%
    IXYS Corp.                                                 51,488     641,540             0.0%
    j2 Global, Inc.                                            28,051   2,175,355             0.1%
#   Jabil Circuit, Inc.                                       209,113   4,805,417             0.1%
#   Jack Henry & Associates, Inc.                              14,949   1,156,156             0.0%
    Juniper Networks, Inc.                                     65,730   2,063,265             0.1%
*   Kemet Corp.                                                49,217     136,823             0.0%
*   Key Tronic Corp.                                           11,045      92,005             0.0%
*   Keysight Technologies, Inc.                                27,175     898,949             0.0%
*   Kimball Electronics, Inc.                                  28,373     323,168             0.0%
    KLA-Tencor Corp.                                           17,987   1,207,287             0.0%
#*  Knowles Corp.                                              13,768     229,375             0.0%
#*  Kopin Corp.                                                93,352     249,250             0.0%
*   Kulicke & Soffa Industries, Inc.                          123,057   1,304,404             0.0%
*   KVH Industries, Inc.                                       23,037     225,763             0.0%
    Lam Research Corp.                                         27,049   2,071,683             0.1%
*   Lattice Semiconductor Corp.                               143,402     656,781             0.0%
    Leidos Holdings, Inc.                                      22,114   1,162,533             0.0%
    Lexmark International, Inc. Class A                        73,659   2,393,181             0.1%
*   LGL Group, Inc. (The)                                       1,300       5,064             0.0%
*   Limelight Networks, Inc.                                  151,014     308,069             0.0%
    Linear Technology Corp.                                     6,040     268,297             0.0%
*   Lionbridge Technologies, Inc.                              64,656     348,496             0.0%
*   Liquidity Services, Inc.                                   14,296     117,084             0.0%
#   Littelfuse, Inc.                                           16,144   1,613,270             0.1%
*   LoJack Corp.                                               26,126      77,333             0.0%
*   Lumentum Holdings, Inc.                                    31,310     448,985             0.0%
#*  M/A-COM Technology Solutions Holdings, Inc.                17,180     579,653             0.0%
#*  Magnachip Semiconductor Corp.                              41,376     218,879             0.0%
*   Manhattan Associates, Inc.                                 42,340   3,084,469             0.1%
    ManTech International Corp. Class A                        40,672   1,175,421             0.0%
    Marchex, Inc. Class B                                      31,356     135,458             0.0%
#*  Marin Software, Inc.                                        2,100       7,518             0.0%
    Marvell Technology Group, Ltd.                            233,467   1,916,764             0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Information Technology -- (Continued)
*   Mattersight Corp.                                           2,773 $    19,993             0.0%
#*  Mattson Technology, Inc.                                   78,794     184,378             0.0%
    Maxim Integrated Products, Inc.                            18,551     760,220             0.0%
    MAXIMUS, Inc.                                              23,622   1,611,020             0.1%
*   MaxLinear, Inc. Class A                                    28,702     373,126             0.0%
#*  Maxwell Technologies, Inc.                                 40,563     243,378             0.0%
    Mentor Graphics Corp.                                     121,832   3,313,830             0.1%
*   Mercury Systems, Inc.                                      44,394     761,801             0.0%
#   Mesa Laboratories, Inc.                                     3,510     392,593             0.0%
    Methode Electronics, Inc.                                  42,014   1,400,327             0.1%
#   Microchip Technology, Inc.                                 20,072     969,277             0.0%
#*  Micron Technology, Inc.                                   184,168   3,049,822             0.1%
*   Microsemi Corp.                                            91,858   3,307,807             0.1%
    Microsoft Corp.                                           278,222  14,645,606             0.4%
*   MicroStrategy, Inc. Class A                                 3,016     518,963             0.0%
    MKS Instruments, Inc.                                      75,683   2,667,069             0.1%
    MOCON, Inc.                                                 7,200      98,712             0.0%
#*  ModusLink Global Solutions, Inc.                           90,589     261,802             0.0%
*   MoneyGram International, Inc.                              25,622     259,038             0.0%
    Monolithic Power Systems, Inc.                             15,110     943,166             0.0%
    Monotype Imaging Holdings, Inc.                            34,236     936,012             0.0%
#*  Monster Worldwide, Inc.                                   173,318   1,086,704             0.0%
*   MoSys, Inc.                                                34,527      47,993             0.0%
    Motorola Solutions, Inc.                                   14,175     991,825             0.0%
    MTS Systems Corp.                                          12,883     850,664             0.0%
*   Multi-Fineline Electronix, Inc.                            36,790     683,558             0.0%
*   Nanometrics, Inc.                                          36,100     551,608             0.0%
*   NAPCO Security Technologies, Inc.                          16,320     109,997             0.0%
#   National Instruments Corp.                                 31,586     962,425             0.0%
    NCI, Inc. Class A                                          10,095     156,876             0.0%
*   NCR Corp.                                                  68,518   1,822,579             0.1%
#*  NeoPhotonics Corp.                                         32,032     264,905             0.0%
#   NetApp, Inc.                                               32,022   1,088,748             0.0%
*   NETGEAR, Inc.                                              52,786   2,185,340             0.1%
*   Netscout Systems, Inc.                                     20,922     750,472             0.0%
#*  NetSuite, Inc.                                              2,884     245,342             0.0%
#*  NeuStar, Inc. Class A                                       7,297     198,405             0.0%
*   Newport Corp.                                              57,286     865,591             0.0%
    NIC, Inc.                                                  23,801     451,505             0.0%
*   Novatel Wireless, Inc.                                     39,494      84,912             0.0%
#*  Nuance Communications, Inc.                               166,845   2,831,360             0.1%
#*  Numerex Corp. Class A                                       5,996      48,328             0.0%
    NVE Corp.                                                   2,276     134,944             0.0%
    NVIDIA Corp.                                               47,746   1,354,554             0.1%
*   Oclaro, Inc.                                               74,291     217,673             0.0%
*   OmniVision Technologies, Inc.                              64,775   1,870,054             0.1%
*   ON Semiconductor Corp.                                    263,553   2,899,083             0.1%
#*  Onvia, Inc.                                                   700       2,737             0.0%
    Optical Cable Corp.                                         6,626      20,739             0.0%
    Oracle Corp.                                              126,667   4,919,746             0.1%
*   OSI Systems, Inc.                                          23,883   2,058,237             0.1%
*   PAR Technology Corp.                                       12,088      63,583             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Information Technology -- (Continued)
    Park Electrochemical Corp.                                 26,932 $  440,069             0.0%
#*  Paycom Software, Inc.                                      13,453    511,349             0.0%
*   PayPal Holdings, Inc.                                      38,237  1,376,914             0.1%
    PC Connection, Inc.                                        32,710    760,180             0.0%
    PC-Tel, Inc.                                               23,419    133,840             0.0%
*   PCM, Inc.                                                  14,990    138,957             0.0%
*   PDF Solutions, Inc.                                        32,146    339,462             0.0%
    Pegasystems, Inc.                                          25,125    700,736             0.0%
*   Perceptron, Inc.                                           16,338    129,887             0.0%
*   Perficient, Inc.                                           41,783    698,612             0.0%
    Pericom Semiconductor Corp.                                27,580    481,271             0.0%
*   PFSweb, Inc.                                               12,078    193,490             0.0%
#*  Photronics, Inc.                                           84,054    806,078             0.0%
*   Planar Systems, Inc.                                       30,191    188,090             0.0%
*   Planet Payment, Inc.                                       42,186    126,558             0.0%
    Plantronics, Inc.                                          28,749  1,541,521             0.1%
*   Plexus Corp.                                               45,290  1,567,940             0.1%
*   PMC-Sierra, Inc.                                          217,500  2,592,600             0.1%
*   Polycom, Inc.                                             132,349  1,823,769             0.1%
    Power Integrations, Inc.                                   15,638    791,439             0.0%
*   PRGX Global, Inc.                                          28,843    108,161             0.0%
*   Progress Software Corp.                                    51,655  1,254,183             0.0%
*   PTC, Inc.                                                  17,983    637,318             0.0%
    QAD, Inc. Class A                                          12,273    313,452             0.0%
    QAD, Inc. Class B                                           2,342     49,721             0.0%
*   QLogic Corp.                                              115,883  1,436,949             0.1%
*   Qorvo, Inc.                                                89,252  3,920,840             0.1%
    QUALCOMM, Inc.                                             84,163  5,000,965             0.2%
*   Qualstar Corp.                                              6,493      7,662             0.0%
#*  Quantum Corp.                                              32,148     27,004             0.0%
*   QuinStreet, Inc.                                           29,555    164,030             0.0%
*   Qumu Corp.                                                 10,312     26,914             0.0%
*   Rackspace Hosting, Inc.                                    25,310    654,263             0.0%
*   Radisys Corp.                                              49,918    128,289             0.0%
#*  Rambus, Inc.                                               64,753    668,251             0.0%
*   RealD, Inc.                                                27,188    276,502             0.0%
#*  RealNetworks, Inc.                                         74,977    290,911             0.0%
*   Red Hat, Inc.                                               6,300    498,393             0.0%
    Reis, Inc.                                                 11,179    272,097             0.0%
*   Relm Wireless Corp.                                         7,900     33,970             0.0%
*   RetailMeNot, Inc.                                           1,769     15,550             0.0%
#   RF Industries, Ltd.                                         7,730     34,862             0.0%
    Richardson Electronics, Ltd.                               15,984     95,904             0.0%
#*  Rightside Group, Ltd.                                       4,858     39,107             0.0%
*   Rofin-Sinar Technologies, Inc.                             45,497  1,317,593             0.0%
*   Rogers Corp.                                               18,329    852,665             0.0%
#*  Rosetta Stone, Inc.                                        23,564    155,051             0.0%
#*  Rovi Corp.                                                 94,485    864,538             0.0%
#*  Rubicon Technology, Inc.                                   10,730     11,803             0.0%
#*  Ruckus Wireless, Inc.                                      47,450    535,236             0.0%
*   Rudolph Technologies, Inc.                                 56,326    720,410             0.0%
#   SanDisk Corp.                                              17,377  1,338,029             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Information Technology -- (Continued)
*   Sanmina Corp.                                             135,624 $2,803,348             0.1%
*   ScanSource, Inc.                                           39,728  1,371,013             0.1%
    Science Applications International Corp.                   23,059  1,057,486             0.0%
*   SciQuest, Inc.                                              3,182     37,739             0.0%
#*  Seachange International, Inc.                              69,626    450,480             0.0%
#   Seagate Technology P.L.C.                                  26,898  1,023,738             0.0%
#*  Semtech Corp.                                              41,469    725,707             0.0%
#*  ServiceSource International, Inc.                           3,531     15,077             0.0%
*   Sevcon, Inc.                                                1,971     18,094             0.0%
*   ShoreTel, Inc.                                             56,580    534,115             0.0%
#*  Shutterstock, Inc.                                          6,356    181,019             0.0%
#*  Sigma Designs, Inc.                                        45,853    403,965             0.0%
#*  Silicon Graphics International Corp.                        8,772     38,334             0.0%
*   Silicon Laboratories, Inc.                                 35,319  1,764,890             0.1%
#   Skyworks Solutions, Inc.                                   17,122  1,322,503             0.0%
*   SMTC Corp.                                                  4,872      7,016             0.0%
*   SolarWinds, Inc.                                            8,282    480,604             0.0%
    Solera Holdings, Inc.                                      10,800    590,328             0.0%
#*  Sonus Networks, Inc.                                       57,602    380,749             0.0%
    SS&C Technologies Holdings, Inc.                           12,994    963,505             0.0%
*   Stamps.com, Inc.                                           18,633  1,408,841             0.1%
*   StarTek, Inc.                                              15,566     56,038             0.0%
#*  Stratasys, Ltd.                                            36,412    928,506             0.0%
#*  SunPower Corp.                                             79,558  2,135,337             0.1%
#*  Super Micro Computer, Inc.                                 49,119  1,385,647             0.1%
*   Support.com, Inc.                                          54,173     62,841             0.0%
*   Sykes Enterprises, Inc.                                    63,350  1,837,150             0.1%
    Symantec Corp.                                             97,621  2,010,993             0.1%
#*  Synaptics, Inc.                                            25,483  2,168,348             0.1%
#*  Synchronoss Technologies, Inc.                             25,095    882,842             0.0%
#   SYNNEX Corp.                                               47,857  4,232,473             0.1%
*   Synopsys, Inc.                                             18,273    913,285             0.0%
*   Syntel, Inc.                                               20,883    982,336             0.0%
*   Tableau Software, Inc. Class A                              1,500    125,940             0.0%
#*  Take-Two Interactive Software, Inc.                        39,328  1,305,690             0.0%
#*  Tangoe, Inc.                                                3,825     31,671             0.0%
    TE Connectivity, Ltd.                                      29,720  1,915,157             0.1%
*   Tech Data Corp.                                            68,500  4,986,115             0.1%
*   TechTarget, Inc.                                           10,834    101,081             0.0%
*   TeleCommunication Systems, Inc. Class A                    91,005    372,210             0.0%
*   Telenav, Inc.                                              52,106    375,163             0.0%
    TeleTech Holdings, Inc.                                    38,718  1,126,694             0.0%
#*  Teradata Corp.                                             27,454    771,732             0.0%
#   Teradyne, Inc.                                            120,140  2,345,133             0.1%
    Tessco Technologies, Inc.                                  12,033    262,801             0.0%
    Tessera Technologies, Inc.                                 58,211  2,035,639             0.1%
    TheStreet, Inc.                                            24,818     35,738             0.0%
*   TiVo, Inc.                                                 67,327    611,329             0.0%
    Total System Services, Inc.                                35,068  1,839,317             0.1%
    Transact Technologies, Inc.                                10,316     98,724             0.0%
#*  Travelzoo, Inc.                                            15,049    134,538             0.0%
*   Tremor Video, Inc.                                         13,198     23,888             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                               SHARES      VALUE+    OF NET ASSETS**
                                                              --------- ------------ ---------------
Information Technology -- (Continued)
#*  Trimble Navigation, Ltd.                                     71,229 $  1,620,460             0.1%
*   Trio Tech International                                       2,616        6,409             0.0%
*   TSR, Inc.                                                       722        3,105             0.0%
#*  TTM Technologies, Inc.                                      146,431    1,068,946             0.0%
*   Tyler Technologies, Inc.                                      8,902    1,516,545             0.1%
#   Ubiquiti Networks, Inc.                                      11,994      349,985             0.0%
#*  Ultimate Software Group, Inc. (The)                           2,449      500,453             0.0%
*   Ultra Clean Holdings, Inc.                                   34,367      167,711             0.0%
*   Ultratech, Inc.                                              48,913      764,510             0.0%
#*  Unisys Corp.                                                 16,020      214,668             0.0%
*   United Online, Inc.                                          16,527      193,035             0.0%
#*  Universal Display Corp.                                      10,171      348,967             0.0%
*   Universal Security Instruments, Inc.                          1,213        5,810             0.0%
*   Unwired Planet, Inc.                                         66,037       55,940             0.0%
*   USA Technologies, Inc.                                        1,583        4,496             0.0%
*   Vantiv, Inc. Class A                                         19,002      952,950             0.0%
#*  Veeco Instruments, Inc.                                      46,639      840,435             0.0%
#*  VeriFone Systems, Inc.                                       34,016    1,025,242             0.0%
*   Verint Systems, Inc.                                         17,396      827,702             0.0%
#*  VeriSign, Inc.                                                7,900      636,740             0.0%
#*  ViaSat, Inc.                                                 28,851    1,903,012             0.1%
#*  Viavi Solutions, Inc.                                       156,551      931,478             0.0%
*   Vicon Industries, Inc.                                        1,600        2,640             0.0%
*   Virtusa Corp.                                                20,744    1,191,328             0.0%
#   Visa, Inc. Class A                                          116,012    9,000,211             0.3%
#   Vishay Intertechnology, Inc.                                177,686    1,883,472             0.1%
*   Vishay Precision Group, Inc.                                 19,686      230,917             0.0%
    Wayside Technology Group, Inc.                                4,672       85,171             0.0%
*   Web.com Group, Inc.                                          53,189    1,248,346             0.0%
#*  WebMD Health Corp.                                           10,428      424,002             0.0%
*   Westell Technologies, Inc. Class A                           53,040       71,604             0.0%
    Western Digital Corp.                                        35,097    2,345,182             0.1%
#   Western Union Co. (The)                                      15,600      300,300             0.0%
#*  WEX, Inc.                                                    12,460    1,120,279             0.0%
*   Xcerra Corp.                                                 55,257      383,484             0.0%
    Xerox Corp.                                                 699,695    6,570,136             0.2%
    Xilinx, Inc.                                                 22,883    1,089,688             0.0%
*   XO Group, Inc.                                               31,567      477,609             0.0%
*   Yahoo!, Inc.                                                 75,369    2,684,644             0.1%
*   Zebra Technologies Corp. Class A                             17,064    1,312,222             0.0%
*   Zix Corp.                                                    45,198      234,126             0.0%
*   Zynga, Inc. Class A                                       1,348,520    3,195,992             0.1%
                                                                        ------------            ----
Total Information Technology                                             516,791,419            14.2%
                                                                        ------------            ----
Materials -- (4.5%)
    A Schulman, Inc.                                             33,647    1,207,591             0.0%
*   AEP Industries, Inc.                                          8,783      702,640             0.0%
    Air Products & Chemicals, Inc.                                7,652    1,063,475             0.0%
    Airgas, Inc.                                                 10,738    1,032,566             0.0%
    Albemarle Corp.                                              76,948    4,118,257             0.1%
#   Alcoa, Inc.                                                 604,988    5,402,543             0.2%
#   Allegheny Technologies, Inc.                                102,088    1,500,694             0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Materials -- (Continued)
#*  AM Castle & Co.                                            25,873 $   61,836             0.0%
*   American Biltrite, Inc.                                        22      9,306             0.0%
#   American Vanguard Corp.                                    44,043    590,617             0.0%
    Ampco-Pittsburgh Corp.                                     11,203    129,843             0.0%
    AptarGroup, Inc.                                           29,304  2,155,602             0.1%
    Ashland, Inc.                                              14,930  1,638,120             0.1%
    Avery Dennison Corp.                                       41,996  2,728,480             0.1%
    Axiall Corp.                                               81,673  1,653,878             0.1%
#   Balchem Corp.                                              17,934  1,224,892             0.0%
    Ball Corp.                                                 12,700    869,950             0.0%
    Bemis Co., Inc.                                            51,828  2,372,686             0.1%
*   Berry Plastics Group, Inc.                                 18,619    623,736             0.0%
*   Boise Cascade Co.                                          35,764  1,070,417             0.0%
    Cabot Corp.                                                54,519  1,959,413             0.1%
    Calgon Carbon Corp.                                        58,982  1,014,490             0.0%
#   Carpenter Technology Corp.                                 44,687  1,488,524             0.1%
    Celanese Corp. Series A                                    20,921  1,486,437             0.1%
#*  Century Aluminum Co.                                      125,243    453,380             0.0%
    CF Industries Holdings, Inc.                               60,560  3,074,631             0.1%
    Chase Corp.                                                 9,835    436,772             0.0%
*   Chemtura Corp.                                            112,467  3,592,196             0.1%
*   Clearwater Paper Corp.                                     25,095  1,265,541             0.0%
*   Codexis, Inc.                                              15,600     50,622             0.0%
#*  Coeur d'Alene Mines Corp.                                 133,058    359,257             0.0%
    Commercial Metals Co.                                     200,353  2,879,073             0.1%
    Compass Minerals International, Inc.                       18,816  1,528,612             0.1%
*   Contango ORE, Inc.                                          1,008      5,040             0.0%
*   Core Molding Technologies, Inc.                            11,901    238,496             0.0%
*   Crown Holdings, Inc.                                        6,500    344,760             0.0%
    Cytec Industries, Inc.                                     89,328  6,647,790             0.2%
#   Deltic Timber Corp.                                         7,152    443,138             0.0%
    Domtar Corp.                                               94,460  3,895,530             0.1%
    Dow Chemical Co. (The)                                     77,065  3,981,949             0.1%
#   Eagle Materials, Inc.                                      21,934  1,448,302             0.1%
    Eastman Chemical Co.                                       32,930  2,376,558             0.1%
    Ecolab, Inc.                                                9,795  1,178,828             0.0%
    EI du Pont de Nemours & Co.                                24,100  1,527,940             0.1%
*   Ferro Corp.                                                59,298    740,632             0.0%
#*  Flotek Industries, Inc.                                    21,014    380,353             0.0%
    FMC Corp.                                                  10,200    415,242             0.0%
#   Freeport-McMoRan, Inc.                                    176,781  2,080,712             0.1%
    Friedman Industries, Inc.                                  10,403     62,314             0.0%
    FutureFuel Corp.                                           56,774    874,887             0.0%
    Globe Specialty Metals, Inc.                               57,848    730,042             0.0%
    Graphic Packaging Holding Co.                             279,554  3,958,485             0.1%
#   Greif, Inc. Class A                                        36,362  1,191,946             0.0%
    Greif, Inc. Class B                                         8,646    332,871             0.0%
*   Handy & Harman, Ltd.                                        3,310     78,613             0.0%
#   Hawkins, Inc.                                              14,770    612,069             0.0%
    Haynes International, Inc.                                 18,920    746,394             0.0%
    HB Fuller Co.                                              46,459  1,764,977             0.1%
*   Headwaters, Inc.                                           58,852  1,209,409             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Materials -- (Continued)
#   Hecla Mining Co.                                          375,315 $  776,902             0.0%
#*  Horsehead Holding Corp.                                    66,543    188,982             0.0%
    Huntsman Corp.                                            154,129  2,029,879             0.1%
    Innophos Holdings, Inc.                                    23,989  1,019,293             0.0%
    Innospec, Inc.                                             29,818  1,647,146             0.1%
#   International Flavors & Fragrances, Inc.                    5,882    682,665             0.0%
    International Paper Co.                                    67,274  2,871,927             0.1%
#*  Intrepid Potash, Inc.                                      27,179    104,911             0.0%
#   Kaiser Aluminum Corp.                                      21,204  1,723,673             0.1%
    KapStone Paper and Packaging Corp.                        129,939  2,826,173             0.1%
    KMG Chemicals, Inc.                                        17,360    365,254             0.0%
    Koppers Holdings, Inc.                                     24,248    459,742             0.0%
*   Kraton Performance Polymers, Inc.                          45,732    932,475             0.0%
#   Kronos Worldwide, Inc.                                     30,747    242,901             0.0%
#*  Louisiana-Pacific Corp.                                   169,134  2,986,906             0.1%
#*  LSB Industries, Inc.                                       26,452    413,974             0.0%
    LyondellBasell Industries NV Class A                       11,014  1,023,311             0.0%
    Martin Marietta Materials, Inc.                            14,888  2,309,873             0.1%
    Materion Corp.                                             37,443  1,128,906             0.0%
#   McEwen Mining, Inc.                                       189,521    170,607             0.0%
    Mercer International, Inc.                                 97,713  1,055,300             0.0%
    Minerals Technologies, Inc.                                36,997  2,180,603             0.1%
    Monsanto Co.                                                9,533    888,666             0.0%
    Mosaic Co. (The)                                          187,642  6,340,423             0.2%
    Myers Industries, Inc.                                     61,493    959,906             0.0%
    Neenah Paper, Inc.                                         18,905  1,274,386             0.0%
#   NewMarket Corp.                                             1,500    590,610             0.0%
    Newmont Mining Corp.                                      235,350  4,579,911             0.1%
#   Noranda Aluminum Holding Corp.                             11,553     19,871             0.0%
*   Northern Technologies International Corp.                   3,755     67,402             0.0%
    Nucor Corp.                                               115,463  4,884,085             0.1%
    Olin Corp.                                                125,250  2,402,295             0.1%
#   Olympic Steel, Inc.                                        23,685    226,665             0.0%
*   OMNOVA Solutions, Inc.                                     63,728    457,567             0.0%
*   Owens-Illinois, Inc.                                       57,757  1,244,663             0.0%
    Packaging Corp. of America                                 18,728  1,281,932             0.0%
    PH Glatfelter Co.                                          49,386    958,088             0.0%
#*  Platform Specialty Products Corp.                         168,102  1,754,985             0.1%
    PolyOne Corp.                                              36,908  1,234,204             0.0%
    PPG Industries, Inc.                                        7,652    797,798             0.0%
    Quaker Chemical Corp.                                      13,900  1,103,382             0.0%
*   Real Industry, Inc.                                        19,777    187,881             0.0%
    Reliance Steel & Aluminum Co.                              95,563  5,729,957             0.2%
#*  Rentech, Inc.                                              18,295    107,026             0.0%
*   Resolute Forest Products, Inc.                             26,917    201,070             0.0%
#   Royal Gold, Inc.                                           72,746  3,480,169             0.1%
    RPM International, Inc.                                    21,508    983,131             0.0%
#   Schnitzer Steel Industries, Inc. Class A                   56,896    959,267             0.0%
    Schweitzer-Mauduit International, Inc.                     32,959  1,279,468             0.0%
    Scotts Miracle-Gro Co. (The) Class A                       10,099    668,150             0.0%
    Sealed Air Corp.                                           36,593  1,797,448             0.1%
    Sensient Technologies Corp.                                20,363  1,329,093             0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES      VALUE+    OF NET ASSETS**
                                                                      --------- ------------ ---------------
Materials -- (Continued)
            Sherwin-Williams Co. (The)                                    1,508 $    402,380             0.0%
            Sigma-Aldrich Corp.                                           6,719      938,779             0.0%
            Silgan Holdings, Inc.                                        27,598    1,403,910             0.1%
            Sonoco Products Co.                                          69,300    2,958,417             0.1%
            Steel Dynamics, Inc.                                        259,990    4,802,015             0.1%
            Stepan Co.                                                   20,755    1,098,562             0.0%
#*          Stillwater Mining Co.                                       141,649    1,323,002             0.0%
            SunCoke Energy, Inc.                                         94,807      470,243             0.0%
            Synalloy Corp.                                                8,022       69,952             0.0%
#           TimkenSteel Corp.                                            15,078      160,430             0.0%
*           Trecora Resources                                            23,074      328,574             0.0%
            Tredegar Corp.                                               25,916      369,562             0.0%
#           Tronox, Ltd. Class A                                         42,523      264,068             0.0%
*           UFP Technologies, Inc.                                        2,095       51,348             0.0%
            United States Lime & Minerals, Inc.                           5,495      268,431             0.0%
#           United States Steel Corp.                                   141,607    1,653,970             0.1%
#*          Universal Stainless & Alloy Products, Inc.                    8,514       74,072             0.0%
#*          US Concrete, Inc.                                            11,663      646,830             0.0%
#           Valhi, Inc.                                                  15,640       38,631             0.0%
#           Valspar Corp. (The)                                          15,594    1,262,334             0.0%
            Vulcan Materials Co.                                         28,864    2,787,685             0.1%
            Wausau Paper Corp.                                           72,152      736,672             0.0%
            Westlake Chemical Corp.                                      28,492    1,717,213             0.1%
            WestRock Co.                                                 78,306    4,209,731             0.1%
#           Worthington Industries, Inc.                                 59,393    1,823,365             0.1%
*           WR Grace & Co.                                                7,182      720,355             0.0%
                                                                                ------------             ---
Total Materials                                                                  192,524,787             5.3%
                                                                                ------------             ---
Other -- (0.0%)
(degrees)*  FRD Acquisition Co. Escrow Shares                            14,091           --             0.0%
(degrees)*  Gerber Scientific, Inc. Escrow Shares                        24,204           --             0.0%
(degrees)*  Softbrands, Inc. Escrow Shares                                5,800           --             0.0%
                                                                                ------------             ---
Total Other                                                                               --             0.0%
                                                                                ------------             ---
Real Estate Investment Trusts -- (0.0%)
#           CareTrust REIT, Inc.                                         28,702      324,906             0.0%
#           Equinix, Inc.                                                 4,076    1,209,268             0.0%
                                                                                ------------             ---
Total Real Estate Investment Trusts                                                1,534,174             0.0%
                                                                                ------------             ---
Telecommunication Services -- (2.0%)
*           Alaska Communications Systems Group, Inc.                    33,997       77,853             0.0%
            Alteva, Inc.                                                  5,727       25,428             0.0%
            AT&T, Inc.                                                1,013,858   33,974,382             0.9%
            Atlantic Tele-Network, Inc.                                  18,363    1,403,300             0.1%
#*          Boingo Wireless, Inc.                                        48,698      376,436             0.0%
            CenturyLink, Inc.                                           225,954    6,374,162             0.2%
*           Cincinnati Bell, Inc.                                       127,856      482,017             0.0%
#           Cogent Communications Holdings, Inc.                         18,481      567,736             0.0%
#           Consolidated Communications Holdings, Inc.                   60,152    1,329,359             0.1%
*           FairPoint Communications, Inc.                                9,193      147,456             0.0%
#           Frontier Communications Corp.                               773,500    3,975,790             0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Telecommunication Services -- (Continued)
*   General Communication, Inc. Class A                        74,901 $ 1,525,359             0.1%
*   Hawaiian Telcom Holdco, Inc.                                2,120      48,378             0.0%
    IDT Corp. Class B                                          37,412     484,485             0.0%
    Inteliquent, Inc.                                          70,723   1,465,381             0.1%
#*  Intelsat SA                                                 7,497      49,630             0.0%
#*  Iridium Communications, Inc.                               78,908     647,835             0.0%
*   Level 3 Communications, Inc.                               19,831   1,010,389             0.0%
    Lumos Networks Corp.                                       23,133     299,804             0.0%
#*  NTELOS Holdings Corp.                                      24,892     228,757             0.0%
#*  ORBCOMM, Inc.                                              92,984     552,325             0.0%
*   Premiere Global Services, Inc.                             71,323     975,699             0.0%
*   SBA Communications Corp. Class A                            3,000     357,060             0.0%
    Shenandoah Telecommunications Co.                          60,766   2,843,241             0.1%
    Spok Holdings, Inc.                                        31,857     574,382             0.0%
#*  Sprint Corp.                                              274,988   1,300,693             0.0%
#*  Straight Path Communications, Inc. Class B                  9,503     294,593             0.0%
*   T-Mobile US, Inc.                                          47,647   1,805,345             0.1%
    Telephone & Data Systems, Inc.                            132,389   3,791,621             0.1%
*   United States Cellular Corp.                               30,171   1,229,167             0.0%
    Verizon Communications, Inc.                              259,639  12,171,876             0.3%
*   Vonage Holdings Corp.                                     263,850   1,601,570             0.1%
#   Windstream Holdings, Inc.                                  56,612     368,544             0.0%
                                                                      -----------             ---
Total Telecommunication Services                                       82,360,053             2.3%
                                                                      -----------             ---
Utilities -- (1.1%)
    AES Corp.                                                  68,477     749,823             0.0%
    AGL Resources, Inc.                                        14,656     916,000             0.1%
#   ALLETE, Inc.                                               15,356     771,025             0.0%
#   Alliant Energy Corp.                                           53       3,128             0.0%
    American States Water Co.                                  13,509     550,492             0.0%
#   Aqua America, Inc.                                         21,570     616,902             0.0%
#   Artesian Resources Corp. Class A                            4,887     119,047             0.0%
    Atmos Energy Corp.                                         12,334     777,042             0.0%
    Avista Corp.                                               22,479     760,914             0.0%
#   Black Hills Corp.                                          16,964     776,612             0.0%
    California Water Service Group                             16,650     372,294             0.0%
*   Calpine Corp.                                              71,479   1,108,639             0.1%
    Chesapeake Utilities Corp.                                  8,518     444,725             0.0%
    Cleco Corp.                                                 7,349     389,497             0.0%
#   CMS Energy Corp.                                           17,300     624,011             0.0%
    Connecticut Water Service, Inc.                             6,896     253,842             0.0%
    Consolidated Water Co., Ltd.                               17,333     191,876             0.0%
    Delta Natural Gas Co., Inc.                                 1,858      37,959             0.0%
*   Dynegy, Inc.                                              125,489   2,438,251             0.1%
    El Paso Electric Co.                                       14,715     569,029             0.0%
    Empire District Electric Co. (The)                         14,690     331,260             0.0%
    Eversource Energy                                          15,733     801,439             0.0%
    Gas Natural, Inc.                                           5,716      50,415             0.0%
#   Genie Energy, Ltd. Class B                                 22,104     250,659             0.0%
    Great Plains Energy, Inc.                                  24,561     675,428             0.0%
    Hawaiian Electric Industries, Inc.                         23,207     679,037             0.0%
#   IDACORP, Inc.                                               9,260     619,031             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                PERCENTAGE
                                                                       SHARES      VALUE+     OF NET ASSETS**
                                                                       ------- -------------- ---------------
Utilities -- (Continued)
             ITC Holdings Corp.                                         14,352 $      469,597             0.0%
#            Laclede Group, Inc. (The)                                  14,428        845,048             0.1%
#            MDU Resources Group, Inc.                                  14,478        273,055             0.0%
             MGE Energy, Inc.                                           12,403        511,872             0.0%
#            Middlesex Water Co.                                         9,745        251,129             0.0%
#            National Fuel Gas Co.                                       8,073        424,075             0.0%
             New Jersey Resources Corp.                                 29,906        947,422             0.1%
             NiSource, Inc.                                             34,403        659,162             0.0%
#            Northwest Natural Gas Co.                                   8,642        412,828             0.0%
#            NorthWestern Corp.                                         15,379        833,388             0.0%
             NRG Energy, Inc.                                          153,508      1,978,718             0.1%
#            NRG Yield, Inc. Class A                                     4,276         58,710             0.0%
#            NRG Yield, Inc. Class C                                     4,276         61,745             0.0%
#            OGE Energy Corp.                                           10,600        302,206             0.0%
#            ONE Gas, Inc.                                              17,773        868,033             0.1%
#            Ormat Technologies, Inc.                                   39,085      1,474,286             0.1%
#            Otter Tail Corp.                                           13,137        360,479             0.0%
#            Pattern Energy Group, Inc.                                 26,295        615,040             0.0%
             Pepco Holdings, Inc.                                        1,371         36,510             0.0%
#            Piedmont Natural Gas Co., Inc.                             23,223      1,330,910             0.1%
             Pinnacle West Capital Corp.                                 7,400        469,974             0.0%
             PNM Resources, Inc.                                        29,970        842,756             0.0%
             Portland General Electric Co.                              16,898        626,578             0.0%
             Questar Corp.                                              32,130        663,485             0.0%
             RGC Resources, Inc.                                           400          8,320             0.0%
             SJW Corp.                                                  18,956        601,474             0.0%
             South Jersey Industries, Inc.                              23,916        634,013             0.0%
             Southwest Gas Corp.                                        11,066        680,116             0.0%
             TECO Energy, Inc.                                          28,777        776,979             0.0%
             UGI Corp.                                                 221,969      8,139,603             0.2%
             UIL Holdings Corp.                                         18,845        960,907             0.1%
             Unitil Corp.                                                9,001        319,266             0.0%
#            Vectren Corp.                                              12,520        569,284             0.0%
#            WEC Energy Group, Inc.                                      7,951        409,954             0.0%
             Westar Energy, Inc.                                        13,846        549,686             0.0%
             WGL Holdings, Inc.                                         11,496        715,396             0.0%
#            York Water Co. (The)                                        7,138        165,459             0.0%
                                                                               --------------            ----
Total Utilities                                                                    45,725,840             1.2%
                                                                               --------------            ----
TOTAL COMMON STOCKS                                                             3,628,770,003            99.4%
                                                                               --------------            ----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Capital Bank Corp. Contingent Value Rights                  2,758             --             0.0%
(degrees)*   Community Health Systems, Inc. Rights 01/04/16             21,176            201             0.0%
(degrees)*   Furiex Pharmaceuticals Contingent Value Rights              8,317         81,257             0.0%
(degrees)*   Leap Wireless International, Inc. Contingent Value Rights  39,583         74,812             0.0%
(degrees)#*  Magnum Hunter Resources Corp. Warrants 04/15/16            15,504             --             0.0%
(degrees)#*  Safeway Casa Ley Contingent Value Rights                   51,128         51,890             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                   PERCENTAGE
                                                                         SHARES       VALUE+     OF NET ASSETS**
                                                                       ---------- -------------- ---------------
(degrees)#*  Safeway PDC, LLC Contingent Value Rights                      51,128 $        2,495             0.0%
                                                                                  --------------           -----
TOTAL RIGHTS/WARRANTS                                                                    210,655             0.0%
                                                                                  --------------           -----
BONDS -- (0.0%)
Financials -- (0.0%)
(degrees)*   Capital Properties, Inc., 5.000%                                 277            277             0.0%
                                                                                  --------------           -----
TOTAL INVESTMENT SECURITIES                                                        3,628,980,935
                                                                                  --------------
TEMPORARY CASH INVESTMENTS -- (0.7%)
             State Street Institutional Liquid Reserves, 0.140%        29,018,998     29,018,998             0.8%
                                                                                  --------------           -----
SECURITIES LENDING COLLATERAL -- (13.7%)
(S)@         DFA Short Term Investment Fund                            50,303,831    582,015,322            15.9%
                                                                                  --------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,308,133,308)                               $4,240,015,255           116.1%
                                                                                  ==============           =====

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   ---------------------------------------------------
                                       LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                   --------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary          $   534,861,838           --   --    $  534,861,838
   Consumer Staples                    161,195,083           --   --       161,195,083
   Energy                              325,166,815           --   --       325,166,815
   Financials                          907,500,833 $    101,915   --       907,602,748
   Health Care                         302,528,793       25,139   --       302,553,932
   Industrials                         558,452,686          628   --       558,453,314
   Information Technology              516,791,419           --   --       516,791,419
   Materials                           192,524,787           --   --       192,524,787
   Other                                        --           --   --                --
   Real Estate Investment Trusts         1,534,174           --   --         1,534,174
   Telecommunication Services           82,360,053           --   --        82,360,053
   Utilities                            45,725,840           --   --        45,725,840
Rights/Warrants                                 --      210,655   --           210,655
Bonds
   Financials                                   --          277   --               277
Temporary Cash Investments              29,018,998           --   --        29,018,998
Securities Lending Collateral                   --  582,015,322   --       582,015,322
                                   --------------- ------------   --    --------------
TOTAL                              $3,657,661,319  $582,353,936   --    $4,240,015,255
                                   =============== ============   ==    ==============

                           U.S. SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                              PERCENTAGE
                                                                       SHARES     VALUE+    OF NET ASSETS**
                                                                      --------- ----------- ---------------
COMMON STOCKS -- (82.4%)
Consumer Discretionary -- (14.8%)
#*          1-800-Flowers.com, Inc. Class A                             239,248 $ 2,375,733             0.0%
            A. H. Belo Corp. Class A                                    112,040     606,136             0.0%
            Aaron's, Inc.                                               622,205  15,349,797             0.2%
#           Abercrombie & Fitch Co. Class A                             376,823   7,984,879             0.1%
            AMC Entertainment Holdings, Inc. Class A                     74,206   2,031,018             0.0%
            AMCON Distributing Co.                                        2,169     182,196             0.0%
#*          America's Car-Mart, Inc.                                     61,134   2,093,228             0.0%
#*          American Axle & Manufacturing Holdings, Inc.                666,980  14,780,277             0.1%
#           American Eagle Outfitters, Inc.                           1,631,159  24,924,110             0.2%
#*          American Public Education, Inc.                             112,652   2,447,928             0.0%
*           Apollo Education Group, Inc.                                726,675   5,275,660             0.1%
#           Arctic Cat, Inc.                                             88,244   1,812,532             0.0%
            Ark Restaurants Corp.                                        17,030     402,930             0.0%
*           Asbury Automotive Group, Inc.                               241,799  19,150,481             0.2%
#*          Ascena Retail Group, Inc.                                 1,571,334  20,930,169             0.2%
#*          Ascent Capital Group, Inc. Class A                           71,579   1,558,991             0.0%
*           Ballantyne Strong, Inc.                                      87,244     381,256             0.0%
#*          Barnes & Noble Education, Inc.                              358,942   5,294,394             0.1%
#           Barnes & Noble, Inc.                                        577,892   7,506,817             0.1%
            Bassett Furniture Industries, Inc.                          148,668   4,751,429             0.1%
            Beasley Broadcast Group, Inc. Class A                        68,353     289,133             0.0%
#*          Beazer Homes USA, Inc.                                       58,798     837,284             0.0%
#           bebe stores, Inc.                                           586,808     651,357             0.0%
*           Belmond, Ltd. Class A                                       740,878   7,957,030             0.1%
#*          BFC Financial Corp. Class A                                  44,751     163,341             0.0%
(degrees)*  Big 4 Ranch, Inc.                                             3,200          --             0.0%
#           Big 5 Sporting Goods Corp.                                  177,905   1,627,831             0.0%
#           Big Lots, Inc.                                              440,940  20,327,334             0.2%
*           Biglari Holdings, Inc.                                           36      13,829             0.0%
#*          BJ's Restaurants, Inc.                                      227,437   9,763,870             0.1%
#*          Black Diamond, Inc.                                          30,200     167,308             0.0%
            Bloomin' Brands, Inc.                                     1,100,729  18,679,371             0.2%
#*          Blue Nile, Inc.                                             105,203   3,587,422             0.0%
#           Bob Evans Farms, Inc.                                       198,529   8,590,350             0.1%
#           Bon-Ton Stores, Inc. (The)                                  121,759     383,541             0.0%
*           Books-A-Million, Inc.                                        45,236     143,398             0.0%
            Bowl America, Inc. Class A                                   10,705     160,040             0.0%
#*          Boyd Gaming Corp.                                           139,378   2,786,166             0.0%
#*          Bravo Brio Restaurant Group, Inc.                           124,948   1,466,890             0.0%
*           Bridgepoint Education, Inc.                                 258,097   2,000,252             0.0%
*           Bright Horizons Family Solutions, Inc.                      101,519   6,499,246             0.1%
#           Brinker International, Inc.                                 375,820  17,103,568             0.2%
#           Buckle, Inc. (The)                                          254,777   9,029,297             0.1%
#*          Buffalo Wild Wings, Inc.                                    161,348  24,891,156             0.2%
*           Build-A-Bear Workshop, Inc.                                 145,226   2,259,717             0.0%
#*          Cabela's, Inc.                                               10,338     404,939             0.0%
#*          CafePress, Inc.                                               9,151      43,101             0.0%
#*          CalAtlantic Group, Inc.                                     531,795  20,256,072             0.2%
            Caleres, Inc.                                               381,285  11,652,070             0.1%
#           Callaway Golf Co.                                           683,132   6,797,163             0.1%
*           Cambium Learning Group, Inc.                                120,525     579,725             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Consumer Discretionary -- (Continued)
    Canterbury Park Holding Corp.                                12,913 $   132,617             0.0%
#   Capella Education Co.                                       100,767   4,549,630             0.0%
#*  Career Education Corp.                                      530,266   1,914,260             0.0%
*   Carmike Cinemas, Inc.                                       196,002   5,019,611             0.1%
#   Carriage Services, Inc.                                     157,267   3,382,813             0.0%
*   Carrols Restaurant Group, Inc.                              309,946   3,644,965             0.0%
#   Cato Corp. (The) Class A                                    213,804   8,073,239             0.1%
#*  Cavco Industries, Inc.                                       70,340   6,935,524             0.1%
#*  Central European Media Enterprises, Ltd. Class A             66,131     142,843             0.0%
*   Century Casinos, Inc.                                         3,711      25,235             0.0%
*   Century Communities, Inc.                                       499       9,521             0.0%
*   Charles & Colvard, Ltd.                                      89,032     121,084             0.0%
#   Cheesecake Factory, Inc. (The)                              429,677  20,710,431             0.2%
#*  Cherokee, Inc.                                               59,905   1,087,276             0.0%
    Chico's FAS, Inc.                                         1,276,673  17,643,621             0.2%
#   Children's Place, Inc. (The)                                178,818   9,597,162             0.1%
    Choice Hotels International, Inc.                           179,502   9,389,750             0.1%
#*  Christopher & Banks Corp.                                   215,612     314,794             0.0%
    Churchill Downs, Inc.                                        95,513  14,024,174             0.1%
#*  Chuy's Holdings, Inc.                                       150,938   4,107,023             0.0%
*   Cinedigm Corp. Class A                                      226,911     120,853             0.0%
    Citi Trends, Inc.                                           136,162   3,617,824             0.0%
*   Clear Channel Outdoor Holdings, Inc. Class A                 38,310     286,559             0.0%
#   ClubCorp Holdings, Inc.                                     352,680   7,208,779             0.1%
#   Collectors Universe, Inc.                                    64,578   1,116,554             0.0%
#   Columbia Sportswear Co.                                     340,130  18,656,130             0.2%
#*  Conn's, Inc.                                                242,965   4,609,046             0.1%
    Cooper Tire & Rubber Co.                                    503,761  21,052,172             0.2%
#*  Cooper-Standard Holding, Inc.                                14,759     959,925             0.0%
#   Core-Mark Holding Co., Inc.                                 200,375  16,288,484             0.2%
#   Cracker Barrel Old Country Store, Inc.                      170,332  23,413,837             0.2%
#*  Crocs, Inc.                                                 597,319   6,451,045             0.1%
#*  Crown Media Holdings, Inc. Class A                          134,483     778,657             0.0%
#   CSS Industries, Inc.                                         27,255     744,062             0.0%
    CST Brands, Inc.                                            655,723  23,560,127             0.2%
    Culp, Inc.                                                  104,984   3,150,570             0.0%
#*  Cumulus Media, Inc. Class A                                 998,833     458,564             0.0%
#*  Daily Journal Corp.                                             200      40,940             0.0%
#   Dana Holding Corp.                                          329,844   5,541,379             0.1%
#*  Deckers Outdoor Corp.                                       280,393  15,606,674             0.2%
#*  Del Frisco's Restaurant Group, Inc.                         160,106   2,156,628             0.0%
*   Delta Apparel, Inc.                                          15,317     251,658             0.0%
#*  Denny's Corp.                                               711,286   7,795,695             0.1%
#   Destination Maternity Corp.                                  55,093     381,794             0.0%
#*  Destination XL Group, Inc.                                  346,530   2,023,735             0.0%
#   DeVry Education Group, Inc.                                 450,716  10,618,869             0.1%
#*  Diamond Resorts International, Inc.                         453,784  12,905,617             0.1%
#   DineEquity, Inc.                                            168,818  14,087,862             0.1%
#*  Dixie Group, Inc. (The)                                     110,009     722,759             0.0%
#*  Dorman Products, Inc.                                       218,381  10,194,025             0.1%
    Dover Motorsports, Inc.                                      56,312     126,702             0.0%
#*  DreamWorks Animation SKG, Inc. Class A                      158,458   3,207,190             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Consumer Discretionary -- (Continued)
    Drew Industries, Inc.                                     199,953 $11,963,188             0.1%
#   DSW, Inc. Class A                                         421,233  10,505,551             0.1%
#   Educational Development Corp.                              15,090     182,589             0.0%
*   Eldorado Resorts, Inc.                                     37,615     372,389             0.0%
*   Emerson Radio Corp.                                       197,300     246,625             0.0%
*   Emmis Communications Corp. Class A                        124,034     116,592             0.0%
#*  Entercom Communications Corp. Class A                     129,953   1,434,681             0.0%
    Entravision Communications Corp. Class A                  524,739   4,596,714             0.1%
#   Escalade, Inc.                                             43,014     637,898             0.0%
    Ethan Allen Interiors, Inc.                               237,952   6,474,674             0.1%
#*  EVINE Live, Inc.                                          317,364     818,799             0.0%
#   EW Scripps Co. (The) Class A                              591,218  13,042,269             0.1%
#*  Express, Inc.                                             748,639  14,448,733             0.1%
#*  Famous Dave's Of America, Inc.                             40,546     466,684             0.0%
#*  Federal-Mogul Holdings Corp.                              262,952   2,037,878             0.0%
#*  Fiesta Restaurant Group, Inc.                             203,906   7,210,116             0.1%
#   Finish Line, Inc. (The) Class A                           352,812   6,572,888             0.1%
#*  Five Below, Inc.                                          477,190  16,386,705             0.2%
    Flanigan's Enterprises, Inc.                                5,380     141,225             0.0%
#   Flexsteel Industries, Inc.                                 36,497   1,587,255             0.0%
#*  Fox Factory Holding Corp.                                  58,866   1,044,871             0.0%
#*  Francesca's Holdings Corp.                                293,496   4,170,578             0.0%
#   Fred's, Inc. Class A                                      294,520   4,073,212             0.0%
#*  FTD Cos., Inc.                                            189,277   5,360,325             0.1%
#*  Fuel Systems Solutions, Inc.                              156,251     971,881             0.0%
*   Full House Resorts, Inc.                                    1,112       1,568             0.0%
#*  G-III Apparel Group, Ltd.                                 398,816  21,970,773             0.2%
#*  Gaiam, Inc. Class A                                        66,670     456,690             0.0%
*   Gaming Partners International Corp.                         8,434      78,268             0.0%
    Gannett Co., Inc.                                           1,519      24,031             0.0%
*   Genesco, Inc.                                             177,072  11,093,561             0.1%
#*  Gentherm, Inc.                                            309,073  15,194,029             0.1%
#*  Global Eagle Entertainment, Inc.                            4,002      53,307             0.0%
*   Good Times Restaurants, Inc.                                1,862      11,042             0.0%
#*  Gordmans Stores, Inc.                                      50,783     156,919             0.0%
#*  Grand Canyon Education, Inc.                              404,019  16,791,030             0.2%
*   Gray Television, Inc.                                     529,806   8,418,617             0.1%
*   Gray Television, Inc. Class A                              25,939     371,446             0.0%
*   Green Brick Partners, Inc.                                 31,026     327,324             0.0%
    Group 1 Automotive, Inc.                                  198,330  17,244,793             0.2%
#   Guess?, Inc.                                              694,907  14,627,792             0.1%
    Harte-Hanks, Inc.                                         450,734   1,915,619             0.0%
    Haverty Furniture Cos., Inc.                              168,942   3,954,932             0.0%
    Haverty Furniture Cos., Inc. Class A                        3,785      87,093             0.0%
*   Helen of Troy, Ltd.                                       248,906  24,693,964             0.2%
*   Here Media, Inc.(427105101)                                22,918           2             0.0%
*   Here Media, Inc.(427105200)                                22,918           2             0.0%
#*  hhgregg, Inc.                                             155,532     839,873             0.0%
#*  Hibbett Sports, Inc.                                      194,463   6,642,856             0.1%
    Hooker Furniture Corp.                                     80,947   2,009,105             0.0%
*   Horizon Global Corp.                                      134,701   1,184,022             0.0%
*   Houghton Mifflin Harcourt Co.                             272,722   5,342,624             0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Consumer Discretionary -- (Continued)
    HSN, Inc.                                                 198,051 $12,249,454             0.1%
#*  Iconix Brand Group, Inc.                                  337,077   5,164,020             0.1%
#*  Ignite Restaurant Group, Inc.                              12,233      48,443             0.0%
*   Insignia Systems, Inc.                                     15,351      42,983             0.0%
#*  Installed Building Products, Inc.                          69,315   1,535,327             0.0%
    International Speedway Corp. Class A                      126,704   4,395,362             0.0%
#   Interval Leisure Group, Inc.                              437,639   7,724,328             0.1%
*   Intrawest Resorts Holdings, Inc.                              918       8,225             0.0%
#*  iRobot Corp.                                              172,045   5,163,070             0.1%
#*  Isle of Capri Casinos, Inc.                               121,810   2,330,225             0.0%
#*  ITT Educational Services, Inc.                            105,162     347,035             0.0%
    Jack in the Box, Inc.                                     335,227  24,984,468             0.2%
*   Jaclyn, Inc.                                                2,235      11,119             0.0%
#*  JAKKS Pacific, Inc.                                        62,792     497,313             0.0%
#*  Jamba, Inc.                                               142,390   1,886,667             0.0%
#*  JC Penney Co., Inc.                                       454,074   4,163,859             0.0%
    John Wiley & Sons, Inc. Class A                            40,098   2,098,328             0.0%
    Johnson Outdoors, Inc. Class A                             27,333     585,746             0.0%
#   Journal Media Group, Inc.                                 154,109   1,886,294             0.0%
#*  K12, Inc.                                                 178,105   1,729,400             0.0%
#   KB Home                                                   633,540   8,299,374             0.1%
    Kirkland's, Inc.                                          154,255   3,546,322             0.0%
*   Kona Grill, Inc.                                           68,803     946,041             0.0%
*   Koss Corp.                                                 25,262      63,408             0.0%
#*  Krispy Kreme Doughnuts, Inc.                              494,138   6,764,749             0.1%
*   La Quinta Holdings, Inc.                                  238,753   3,617,108             0.0%
    La-Z-Boy, Inc.                                            437,696  12,496,221             0.1%
*   Lakeland Industries, Inc.                                  25,969     320,717             0.0%
*   Lazare Kaplan International, Inc.                           9,600      14,160             0.0%
*   LeapFrog Enterprises, Inc.                                306,786     245,429             0.0%
#*  LGI Homes, Inc.                                             7,986     223,848             0.0%
#   Libbey, Inc.                                              207,913   6,994,193             0.1%
#   Liberty Tax, Inc.                                          22,112     510,566             0.0%
*   Liberty TripAdvisor Holdings, Inc. Class A                 57,098   1,780,887             0.0%
    Lifetime Brands, Inc.                                      88,424   1,359,077             0.0%
#   Lithia Motors, Inc. Class A                               209,723  24,619,383             0.2%
#*  Live Nation Entertainment, Inc.                           478,068  13,041,695             0.1%
*   Loral Space & Communications, Inc.                         53,620   2,397,350             0.0%
*   Luby's, Inc.                                              243,062   1,132,669             0.0%
#*  M/I Homes, Inc.                                           185,381   4,254,494             0.0%
*   Malibu Boats, Inc. Class A                                  3,390      48,172             0.0%
    Marcus Corp. (The)                                         86,567   1,791,071             0.0%
#   Marine Products Corp.                                     125,265     885,624             0.0%
#*  MarineMax, Inc.                                           182,611   2,885,254             0.0%
    Marriott Vacations Worldwide Corp.                        269,750  17,371,900             0.2%
#*  Martha Stewart Living Omnimedia, Inc. Class A             169,810   1,025,652             0.0%
#*  Mattress Firm Holding Corp.                                 2,624     111,704             0.0%
#*  McClatchy Co. (The) Class A                               224,403     311,920             0.0%
    McRae Industries, Inc. Class A                              2,500      71,013             0.0%
#   MDC Holdings, Inc.                                        377,093   9,800,647             0.1%
#*  Media General, Inc.                                       298,450   4,434,967             0.0%
#   Men's Wearhouse, Inc. (The)                               388,705  15,540,426             0.2%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Consumer Discretionary -- (Continued)
    Meredith Corp.                                              308,119 $14,487,755             0.1%
*   Meritage Homes Corp.                                        326,251  11,503,610             0.1%
*   Modine Manufacturing Co.                                    317,617   2,658,454             0.0%
*   Monarch Casino & Resort, Inc.                                78,128   1,714,128             0.0%
#   Monro Muffler Brake, Inc.                                   277,399  20,574,684             0.2%
#*  Motorcar Parts of America, Inc.                             161,195   5,425,824             0.1%
#   Movado Group, Inc.                                          122,971   3,165,274             0.0%
*   Murphy USA, Inc.                                            345,128  21,180,505             0.2%
    NACCO Industries, Inc. Class A                               41,712   1,869,949             0.0%
#   Nathan's Famous, Inc.                                        25,436   1,013,370             0.0%
    National CineMedia, Inc.                                    526,927   7,482,363             0.1%
*   Nautilus, Inc.                                              272,839   4,649,177             0.1%
*   New York & Co., Inc.                                        380,682     997,387             0.0%
#   New York Times Co. (The) Class A                          1,340,843  17,806,395             0.2%
    Nexstar Broadcasting Group, Inc. Class A                    259,947  13,836,979             0.1%
*   Nobility Homes, Inc.                                         13,083     147,249             0.0%
    Nutrisystem, Inc.                                           253,081   5,853,764             0.1%
*   Office Depot, Inc.                                        3,790,696  28,885,104             0.3%
#   Outerwall, Inc.                                             147,119   8,827,140             0.1%
*   Overstock.com, Inc.                                         103,482   1,620,528             0.0%
    Oxford Industries, Inc.                                     142,575  10,382,311             0.1%
*   P&F Industries, Inc. Class A                                 10,000     101,000             0.0%
#*  Pacific Sunwear of California, Inc.                         238,716      63,928             0.0%
#   Papa John's International, Inc.                             358,678  25,168,435             0.2%
#*  Papa Murphy's Holdings, Inc.                                  4,442      61,344             0.0%
#*  Pegasus Cos., Inc. (The)                                        170     114,750             0.0%
#*  Penn National Gaming, Inc.                                  184,533   3,295,759             0.0%
    Penske Automotive Group, Inc.                               175,193   8,556,426             0.1%
*   Pep Boys-Manny, Moe & Jack (The)                            346,450   5,210,608             0.1%
*   Perfumania Holdings, Inc.                                    15,984      59,620             0.0%
#*  Perry Ellis International, Inc.                              79,109   1,698,470             0.0%
#   PetMed Express, Inc.                                         98,009   1,648,511             0.0%
#   Pier 1 Imports, Inc.                                        629,731   4,672,604             0.1%
*   Pinnacle Entertainment, Inc.                                105,332   3,687,673             0.0%
    Pool Corp.                                                  361,310  29,461,217             0.3%
#*  Popeyes Louisiana Kitchen, Inc.                             208,387  11,761,362             0.1%
#*  Potbelly Corp.                                               15,790     176,848             0.0%
*   QEP Co., Inc.                                                 9,614     163,438             0.0%
#*  Radio One, Inc. Class D                                     923,715   1,985,987             0.0%
#*  Rave Restaurant Group, Inc.                                   8,932      71,188             0.0%
*   RCI Hospitality Holdings, Inc.                               80,139     796,582             0.0%
#*  ReachLocal, Inc.                                              6,488       9,343             0.0%
*   Reading International, Inc. Class A                          53,501     829,266             0.0%
#*  Reading International, Inc. Class B                           2,710      41,409             0.0%
*   Red Lion Hotels Corp.                                       111,237     911,031             0.0%
#*  Red Robin Gourmet Burgers, Inc.                             129,923   9,729,933             0.1%
#   Regal Entertainment Group Class A                           921,018  17,849,329             0.2%
#*  Regis Corp.                                                 339,407   5,607,004             0.1%
    Remy International, Inc.                                     13,064     385,257             0.0%
#   Rent-A-Center, Inc.                                         383,263   7,048,207             0.1%
#*  Rentrak Corp.                                                27,336   1,508,400             0.0%
    Rocky Brands, Inc.                                           90,364   1,152,141             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  Ruby Tuesday, Inc.                                        408,204 $ 2,134,907             0.0%
#   Ruth's Hospitality Group, Inc.                            309,080   4,793,831             0.1%
#   Saga Communications, Inc. Class A                          18,609     800,559             0.0%
    Salem Media Group, Inc.                                   136,677     859,698             0.0%
    Scholastic Corp.                                          126,151   5,155,791             0.1%
#*  Scientific Games Corp. Class A                            281,982   3,127,180             0.0%
*   Sears Hometown and Outlet Stores, Inc.                      2,842      22,850             0.0%
#   SeaWorld Entertainment, Inc.                              783,813  15,621,393             0.2%
*   Select Comfort Corp.                                      431,152   9,140,422             0.1%
*   Shiloh Industries, Inc.                                   201,257   1,517,478             0.0%
    Shoe Carnival, Inc.                                       146,461   3,290,979             0.0%
#*  Shutterfly, Inc.                                          315,558  13,161,924             0.1%
#   Sinclair Broadcast Group, Inc. Class A                    570,544  17,122,025             0.2%
#*  Sizmek, Inc.                                              232,776   1,380,362             0.0%
*   Skechers U.S.A., Inc. Class A                             352,287  10,991,354             0.1%
#*  Skullcandy, Inc.                                          194,382   1,088,539             0.0%
#*  Skyline Corp.                                              45,820     160,370             0.0%
*   Smith & Wesson Holding Corp.                               83,774   1,496,204             0.0%
    Sonic Automotive, Inc. Class A                            307,568   7,670,746             0.1%
#   Sonic Corp.                                               458,795  13,094,009             0.1%
#   Sotheby's                                                 591,493  20,495,232             0.2%
*   Spanish Broadcasting System, Inc. Class A                  43,707     249,567             0.0%
    Spartan Motors, Inc.                                      161,478     666,904             0.0%
#*  Spectrum Group International, Inc.                             85      51,850             0.0%
#   Speedway Motorsports, Inc.                                184,567   3,408,952             0.0%
*   Sportsman's Warehouse Holdings, Inc.                       62,781     675,524             0.0%
#   Stage Stores, Inc.                                        206,142   2,005,762             0.0%
    Standard Motor Products, Inc.                             184,183   8,150,098             0.1%
*   Stanley Furniture Co., Inc.                                35,155      98,786             0.0%
*   Starz Class A                                             208,166   6,975,643             0.1%
*   Starz Class B                                               1,444      48,085             0.0%
#   Stein Mart, Inc.                                          359,657   3,186,561             0.0%
*   Steiner Leisure, Ltd.                                      82,061   5,199,385             0.1%
#*  Steven Madden, Ltd.                                       549,932  19,165,130             0.2%
*   Stoneridge, Inc.                                          213,577   2,710,292             0.0%
#   Strattec Security Corp.                                    24,093   1,441,243             0.0%
#*  Strayer Education, Inc.                                    87,102   4,609,438             0.1%
    Sturm Ruger & Co., Inc.                                   138,767   7,901,393             0.1%
    Superior Industries International, Inc.                   156,125   3,072,540             0.0%
    Superior Uniform Group, Inc.                               57,139     973,649             0.0%
    Sypris Solutions, Inc.                                    285,243     213,932             0.0%
*   Systemax, Inc.                                            126,922   1,176,567             0.0%
*   Tandy Leather Factory, Inc.                                82,829     628,672             0.0%
#*  Taylor Morrison Home Corp. Class A                        288,337   5,314,051             0.1%
*   Tempur Sealy International, Inc.                          253,874  19,761,552             0.2%
#*  Tenneco, Inc.                                             246,437  13,945,870             0.1%
#   Texas Roadhouse, Inc.                                     615,451  21,140,742             0.2%
    Thor Industries, Inc.                                     469,312  25,380,393             0.2%
*   Tile Shop Holdings, Inc.                                   23,410     339,679             0.0%
#*  Tilly's, Inc. Class A                                      75,159     547,909             0.0%
#   Time, Inc.                                                273,772   5,086,684             0.1%
*   Tower International, Inc.                                 179,667   4,935,452             0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                               SHARES       VALUE+     OF NET ASSETS**
                                                              --------- -------------- ---------------
Consumer Discretionary -- (Continued)
#*  Town Sports International Holdings, Inc.                    175,182 $      509,780             0.0%
*   Trans World Entertainment Corp.                             452,232      1,718,482             0.0%
#*  TRI Pointe Group, Inc.                                      614,729      7,979,182             0.1%
#*  Tuesday Morning Corp.                                       159,005        860,217             0.0%
#*  Tumi Holdings, Inc.                                         543,839      8,717,739             0.1%
#   Tupperware Brands Corp.                                      20,100      1,183,287             0.0%
#*  UCP, Inc. Class A                                             2,600         17,420             0.0%
*   Unifi, Inc.                                                 122,280      3,740,545             0.0%
#*  Universal Electronics, Inc.                                 133,536      6,352,308             0.1%
    Universal Technical Institute, Inc.                         114,850        488,113             0.0%
*   US Auto Parts Network, Inc.                                 100,864        206,771             0.0%
    Vail Resorts, Inc.                                          229,928     26,250,880             0.3%
#*  Vera Bradley, Inc.                                          100,692      1,259,657             0.0%
#*  Vince Holding Corp.                                           3,722         16,935             0.0%
*   Vista Outdoor, Inc.                                         143,890      6,434,761             0.1%
*   Vitamin Shoppe, Inc.                                        253,857      7,283,157             0.1%
#*  VOXX International Corp.                                    172,812        891,710             0.0%
*   Walking Co. Holdings, Inc. (The)                                214          1,124             0.0%
#*  WCI Communities, Inc.                                        22,793        544,525             0.0%
#   Wendy's Co. (The)                                         1,283,341     11,755,404             0.1%
*   West Marine, Inc.                                           164,518      1,674,793             0.0%
#   Weyco Group, Inc.                                            50,631      1,437,414             0.0%
#*  William Lyon Homes Class A                                   85,324      1,820,814             0.0%
#   Winmark Corp.                                                31,549      3,178,562             0.0%
#   Winnebago Industries, Inc.                                  234,516      4,922,491             0.1%
#   Wolverine World Wide, Inc.                                  800,144     14,858,674             0.1%
*   Zagg, Inc.                                                  241,360      2,046,733             0.0%
#*  Zumiez, Inc.                                                186,129      3,253,535             0.0%
                                                                        --------------            ----
Total Consumer Discretionary                                             1,889,527,550            17.8%
                                                                        --------------            ----
Consumer Staples -- (3.6%)
#   Alico, Inc.                                                  34,300      1,464,267             0.0%
*   Alliance One International, Inc.                             44,566        784,362             0.0%
    Andersons, Inc. (The)                                       209,847      7,428,584             0.1%
#   B&G Foods, Inc.                                             512,344     18,592,964             0.2%
#*  Boston Beer Co., Inc. (The) Class A                           2,323        510,108             0.0%
#*  Boulder Brands, Inc.                                        431,405      3,822,248             0.0%
*   Bridgford Foods Corp.                                        17,169        152,804             0.0%
#   Cal-Maine Foods, Inc.                                       346,378     18,517,368             0.2%
#   Calavo Growers, Inc.                                        154,742      7,955,286             0.1%
#   Casey's General Stores, Inc.                                224,256     23,820,472             0.2%
*   CCA Industries, Inc.                                         16,064         60,882             0.0%
*   Central Garden & Pet Co.                                     72,166      1,148,161             0.0%
*   Central Garden & Pet Co. Class A                            281,145      4,745,728             0.0%
#*  Chefs' Warehouse, Inc. (The)                                113,355      1,717,328             0.0%
#   Coca-Cola Bottling Co. Consolidated                          53,368     11,271,855             0.1%
#*  Coffee Holding Co., Inc.                                     11,600         49,300             0.0%
#*  Craft Brew Alliance, Inc.                                   117,424        899,468             0.0%
*   Darling Ingredients, Inc.                                   884,931      8,955,502             0.1%
#   Dean Foods Co.                                              822,406     14,893,773             0.1%
#*  Diamond Foods, Inc.                                         222,365      8,810,101             0.1%
#*  Farmer Bros Co.                                             108,249      3,072,107             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Consumer Staples -- (Continued)
#   Fresh Del Monte Produce, Inc.                               402,663 $18,373,513             0.2%
#*  Fresh Market, Inc. (The)                                    285,242   7,108,231             0.1%
*   Glacier Water Services, Inc.                                  3,200      44,416             0.0%
    Golden Enterprises, Inc.                                     32,785     133,763             0.0%
*   HRG Group, Inc.                                             185,253   2,491,653             0.0%
#   Ingles Markets, Inc. Class A                                118,473   5,916,542             0.1%
#   Inter Parfums, Inc.                                         224,946   6,213,008             0.1%
#*  Inventure Foods, Inc.                                        79,478     688,279             0.0%
#   J&J Snack Foods Corp.                                       157,699  19,363,860             0.2%
    John B. Sanfilippo & Son, Inc.                               65,533   4,241,296             0.0%
    Lancaster Colony Corp.                                      234,026  26,613,437             0.3%
#*  Landec Corp.                                                200,032   2,460,394             0.0%
    Liberator Medical Holdings, Inc.                             31,223      75,560             0.0%
#*  Lifeway Foods, Inc.                                          50,414     572,199             0.0%
#   Limoneira Co.                                                16,918     268,319             0.0%
*   Mannatech, Inc.                                               6,854     170,116             0.0%
#*  Medifast, Inc.                                              107,386   3,003,586             0.0%
#   MGP Ingredients, Inc.                                       119,701   2,074,418             0.0%
#*  National Beverage Corp.                                     252,683   9,510,988             0.1%
*   Natural Alternatives International, Inc.                     20,426     120,718             0.0%
#*  Natural Grocers by Vitamin Cottage, Inc.                     52,218   1,250,621             0.0%
#   Natural Health Trends Corp.                                   7,491     369,007             0.0%
#   Nature's Sunshine Products, Inc.                             36,365     430,925             0.0%
#   Nu Skin Enterprises, Inc. Class A                           114,897   4,390,214             0.0%
#*  Nutraceutical International Corp.                            46,992   1,151,304             0.0%
#   Oil-Dri Corp. of America                                     23,455     736,018             0.0%
*   Omega Protein Corp.                                         149,520   2,721,264             0.0%
#   Orchids Paper Products Co.                                   56,735   1,662,903             0.0%
#*  Post Holdings, Inc.                                         424,561  27,286,535             0.3%
#   Pricesmart, Inc.                                            262,256  22,548,771             0.2%
*   Primo Water Corp.                                            22,534     198,299             0.0%
*   Reed's, Inc.                                                    323       1,631             0.0%
*   Reliv International, Inc.                                    28,122      19,404             0.0%
#*  Revlon, Inc. Class A                                        271,730   8,524,170             0.1%
    Rocky Mountain Chocolate Factory, Inc.                       29,081     321,636             0.0%
#   Sanderson Farms, Inc.                                       172,253  11,973,306             0.1%
*   Scheid Vineyards, Inc. Class A                                  440      13,882             0.0%
*   Seaboard Corp.                                                1,730   5,826,640             0.1%
*   Seneca Foods Corp. Class A                                   36,549   1,066,500             0.0%
*   Seneca Foods Corp. Class B                                    2,794      88,193             0.0%
#   Snyder's-Lance, Inc.                                        434,475  15,441,241             0.2%
    SpartanNash Co.                                             292,719   8,166,860             0.1%
#*  SUPERVALU, Inc.                                           2,110,168  13,863,804             0.1%
*   Tofutti Brands, Inc.                                         19,440      85,730             0.0%
#   Tootsie Roll Industries, Inc.                               149,697   4,751,383             0.0%
*   TreeHouse Foods, Inc.                                       229,057  19,616,441             0.2%
#*  United Natural Foods, Inc.                                  143,168   7,222,826             0.1%
    United-Guardian, Inc.                                        19,179     361,141             0.0%
#   Universal Corp.                                             157,743   8,519,699             0.1%
#*  USANA Health Sciences, Inc.                                  67,611   8,694,775             0.1%
#   Vector Group, Ltd.                                          695,567  16,867,500             0.2%
#   Village Super Market, Inc. Class A                           42,901   1,075,099             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES     VALUE+    OF NET ASSETS**
                                                              ------- ------------ ---------------
Consumer Staples -- (Continued)
#   WD-40 Co.                                                 124,678 $ 11,916,723             0.1%
#   Weis Markets, Inc.                                        115,570    4,754,550             0.0%
                                                                      ------------             ---
Total Consumer Staples                                                 460,035,959             4.3%
                                                                      ------------             ---
Energy -- (2.6%)
#*  Abraxas Petroleum Corp.                                    81,888      130,202             0.0%
    Adams Resources & Energy, Inc.                             19,183      852,876             0.0%
#   Alon USA Energy, Inc.                                     507,991    8,508,849             0.1%
    AMEN Properties, Inc.                                          19        9,624             0.0%
#*  Approach Resources, Inc.                                  138,132      325,992             0.0%
#   Atwood Oceanics, Inc.                                     125,061    2,069,760             0.0%
*   Barnwell Industries, Inc.                                  32,713       69,024             0.0%
#*  Basic Energy Services, Inc.                               292,186    1,084,010             0.0%
#*  Bill Barrett Corp.                                        280,098    1,364,077             0.0%
#*  Bonanza Creek Energy, Inc.                                286,187    1,628,404             0.0%
    Bristow Group, Inc.                                       244,764    8,500,654             0.1%
#*  C&J Energy Services, Ltd.                                 352,761    1,760,277             0.0%
#   California Resources Corp.                                598,062    2,416,170             0.0%
*   Callon Petroleum Co.                                      491,505    4,266,263             0.1%
#   CARBO Ceramics, Inc.                                      115,466    2,022,964             0.0%
#*  Carrizo Oil & Gas, Inc.                                   405,123   15,244,778             0.2%
#*  Clayton Williams Energy, Inc.                              76,837    4,577,180             0.1%
#*  Clean Energy Fuels Corp.                                  407,723    2,303,635             0.0%
#*  Cloud Peak Energy, Inc.                                   385,774    1,145,749             0.0%
#   Comstock Resources, Inc.                                  292,327      672,352             0.0%
*   Contango Oil & Gas Co.                                     90,118      689,403             0.0%
#   CVR Energy, Inc.                                              100        4,446             0.0%
*   Dawson Geophysical Co.                                    106,916      347,477             0.0%
    Delek US Holdings, Inc.                                   474,213   12,898,594             0.1%
#   DHT Holdings, Inc.                                        496,702    3,904,078             0.1%
#*  Dorian LPG, Ltd.                                            2,442       28,767             0.0%
#*  Dril-Quip, Inc.                                           124,114    7,640,458             0.1%
#*  Emerald Oil, Inc.                                          13,598       27,740             0.0%
#   Energy XXI, Ltd.                                          400,033      692,057             0.0%
*   ENGlobal Corp.                                             92,274       95,965             0.0%
    EnLink Midstream LLC                                       92,565    1,823,530             0.0%
#*  EP Energy Corp. Class A                                    10,135       55,844             0.0%
*   Era Group, Inc.                                           107,766    1,499,025             0.0%
#   Evolution Petroleum Corp.                                  44,978      310,348             0.0%
    Exterran Holdings, Inc.                                   509,884   11,084,878             0.1%
*   FieldPoint Petroleum Corp.                                  4,021        5,710             0.0%
#*  Forum Energy Technologies, Inc.                            83,709    1,109,144             0.0%
#   GasLog, Ltd.                                              469,120    5,427,718             0.1%
#*  Gastar Exploration, Inc.                                  389,165      610,989             0.0%
#*  Geospace Technologies Corp.                                78,516    1,206,006             0.0%
    Green Plains, Inc.                                        261,823    5,369,990             0.1%
    Gulf Island Fabrication, Inc.                              71,963      727,546             0.0%
#   Gulfmark Offshore, Inc. Class A                           173,565    1,083,046             0.0%
#   Hallador Energy Co.                                         2,600       15,834             0.0%
#*  Harvest Natural Resources, Inc.                           120,458      119,253             0.0%
#*  Helix Energy Solutions Group, Inc.                        745,868    4,311,117             0.1%
*   HKN, Inc.                                                   2,360       66,080             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                               PERCENTAGE
                                                                        SHARES     VALUE+    OF NET ASSETS**
                                                                       --------- ----------- ---------------
Energy -- (Continued)
#*           Hornbeck Offshore Services, Inc.                            242,442 $ 3,275,391             0.0%
#*           ION Geophysical Corp.                                     1,000,192     370,071             0.0%
#*           Jones Energy, Inc. Class A                                   15,434      79,331             0.0%
#*           Key Energy Services, Inc.                                   740,892     389,265             0.0%
#*           Kosmos Energy, Ltd.                                          98,069     668,831             0.0%
#*           Laredo Petroleum Holdings, Inc.                              84,860     974,193             0.0%
#*           Matador Resources Co.                                       702,017  18,048,857             0.2%
*            Matrix Service Co.                                          229,645   5,212,941             0.1%
#*           McDermott International, Inc.                               754,806   3,479,656             0.0%
*            Mexco Energy Corp.                                            4,404      12,816             0.0%
*            Mitcham Industries, Inc.                                     57,704     256,206             0.0%
*            Natural Gas Services Group, Inc.                             71,911   1,619,436             0.0%
#*           Newpark Resources, Inc.                                     588,097   3,328,629             0.0%
#            Noble Corp. P.L.C.                                            5,553      74,799             0.0%
*            Nordic American Offshore, Ltd.                                   27         163             0.0%
#            Nordic American Tankers, Ltd.                                 3,153      48,178             0.0%
#*           Northern Oil and Gas, Inc.                                  395,122   1,991,415             0.0%
#*           Nuverra Environmental Solutions, Inc.                        88,857     151,057             0.0%
*            Oil States International, Inc.                               43,942   1,318,699             0.0%
*            Overseas Shipholding Group, Inc. Class B                    100,481     351,683             0.0%
#            Panhandle Oil and Gas, Inc. Class A                          92,433   1,698,919             0.0%
#*           Par Pacific Holdings, Inc.                                   14,656     334,157             0.0%
#*           Parker Drilling Co.                                         769,253   2,200,064             0.0%
#*           Parsley Energy, Inc. Class A                                246,185   4,364,860             0.1%
#            Patterson-UTI Energy, Inc.                                  512,619   7,632,897             0.1%
#            PBF Energy, Inc. Class A                                    755,325  25,681,050             0.3%
#*           PDC Energy, Inc.                                            357,023  21,542,768             0.2%
#*           Penn Virginia Corp.                                         152,807      94,572             0.0%
*            PetroQuest Energy, Inc.                                     413,461     463,076             0.0%
*            PHI, Inc.(69336T106)                                          4,419      79,498             0.0%
*            PHI, Inc.(69336T205)                                         52,877   1,006,778             0.0%
*            Pioneer Energy Services Corp.                               339,362     783,926             0.0%
#*           Renewable Energy Group, Inc.                                313,228   2,471,369             0.0%
#*           REX American Resources Corp.                                 50,200   2,756,482             0.0%
#*           Rex Energy Corp.                                            391,132     883,958             0.0%
#*           Rice Energy, Inc.                                           194,207   2,963,599             0.0%
#*           RigNet, Inc.                                                 84,594   2,537,820             0.0%
*            Ring Energy, Inc.                                            14,580     151,486             0.0%
             Rowan Cos. P.L.C. Class A                                   222,236   4,373,604             0.1%
#            RPC, Inc.                                                   186,063   2,052,275             0.0%
#*           RSP Permian, Inc.                                           108,732   2,981,431             0.0%
             Scorpio Tankers, Inc.                                     1,417,900  12,931,248             0.1%
#*           SEACOR Holdings, Inc.                                       121,308   7,086,813             0.1%
             SemGroup Corp. Class A                                      272,905  12,430,823             0.1%
#*           Seventy Seven Energy, Inc.                                   27,775      31,664             0.0%
#            Ship Finance International, Ltd.                            505,087   8,631,937             0.1%
#            SM Energy Co.                                               126,812   4,229,180             0.1%
*            Steel Excel, Inc.                                            32,698     550,961             0.0%
#*           Stone Energy Corp.                                          408,419   2,283,062             0.0%
             Superior Energy Services, Inc.                              184,773   2,616,386             0.0%
#*           Synergy Resources Corp.                                     884,785   9,900,744             0.1%
(degrees)#*  Syntroleum Corp.                                             12,079       9,857             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES      VALUE+    OF NET ASSETS**
                                                                      --------- ------------ ---------------
Energy -- (Continued)
#           Teekay Corp.                                                 67,420 $  2,166,205             0.0%
#           Teekay Tankers, Ltd. Class A                                124,979      954,840             0.0%
            Tesco Corp.                                                 191,971    1,535,768             0.0%
*           TETRA Technologies, Inc.                                    576,491    3,885,549             0.0%
#           Tidewater, Inc.                                             102,203    1,262,207             0.0%
#*          Triangle Petroleum Corp.                                    522,286      626,743             0.0%
#*          Unit Corp.                                                   99,326    1,252,501             0.0%
#           US Silica Holdings, Inc.                                    375,734    6,785,756             0.1%
*           Vaalco Energy, Inc.                                         399,770      735,577             0.0%
#           W&T Offshore, Inc.                                          463,478    1,510,938             0.0%
#*          Warren Resources, Inc.                                       46,044       20,766             0.0%
#*          Westmoreland Coal Co.                                        14,775      105,789             0.0%
*           Willbros Group, Inc.                                        267,625      535,250             0.0%
            World Fuel Services Corp.                                       953       42,370             0.0%
#*          WPX Energy, Inc.                                            148,240    1,016,926             0.0%
                                                                                ------------             ---
Total Energy                                                                     331,953,949             3.1%
                                                                                ------------             ---
Financials -- (16.7%)
*           1st Constitution Bancorp                                      2,048       24,760             0.0%
            1st Source Corp.                                            185,055    5,877,347             0.1%
            A-Mark Precious Metals, Inc.                                 21,404      310,358             0.0%
#           Access National Corp.                                        33,310      689,184             0.0%
            Alexander & Baldwin, Inc.                                   406,501   15,341,348             0.2%
(degrees)*  Alliance Bancorp, Inc. of Pennsylvania                        3,510       90,977             0.0%
#*          Altisource Asset Management Corp.                            10,475      257,685             0.0%
*           Altisource Portfolio Solutions SA                           122,938    3,295,968             0.0%
#*          Ambac Financial Group, Inc.                                 293,023    4,732,321             0.1%
            Ameriana Bancorp                                              2,912       68,257             0.0%
#           American Equity Investment Life Holding Co.                 692,211   17,775,979             0.2%
*           American Independence Corp.                                   1,537       15,063             0.0%
#           American National Bankshares, Inc.                           25,247      636,224             0.0%
            American National Insurance Co.                              19,726    2,037,301             0.0%
*           American River Bankshares                                     7,326       76,264             0.0%
#           Ameris Bancorp                                              261,091    8,224,367             0.1%
            AMERISAFE, Inc.                                             160,116    8,763,149             0.1%
            AmeriServ Financial, Inc.                                   278,158      920,703             0.0%
#           Amtrust Financial Services, Inc.                            221,216   15,091,356             0.2%
            Argo Group International Holdings, Ltd.                     148,840    9,305,477             0.1%
#           Arrow Financial Corp.                                        48,107    1,327,753             0.0%
#           Artisan Partners Asset Management, Inc. Class A              81,453    3,115,577             0.0%
            ASB Financial Corp.                                             900       11,340             0.0%
            Aspen Insurance Holdings, Ltd.                              528,040   25,668,024             0.3%
#           Associated Banc-Corp                                      1,272,207   24,604,483             0.2%
*           Asta Funding, Inc.                                           48,129      413,909             0.0%
            Astoria Financial Corp.                                     838,802   13,387,280             0.1%
            Atlantic American Corp.                                      20,640       91,022             0.0%
*           Atlantic Coast Financial Corp.                                6,043       36,983             0.0%
#*          Atlanticus Holdings Corp.                                    73,372      221,583             0.0%
#*          Atlas Financial Holdings, Inc.                                6,564      124,847             0.0%
            Auburn National Bancorporation, Inc.                          2,786       74,219             0.0%
#*          AV Homes, Inc.                                               60,193      796,955             0.0%
            Baldwin & Lyons, Inc. Class A                                 1,471       33,980             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Financials -- (Continued)
    Baldwin & Lyons, Inc. Class B                                33,439 $   776,788             0.0%
#   Banc of California, Inc.                                    103,757   1,352,991             0.0%
    Bancfirst Corp.                                              63,486   3,912,642             0.0%
#*  Bancorp, Inc. (The)                                         289,791   2,086,495             0.0%
    BancorpSouth, Inc.                                          829,093  20,669,289             0.2%
    Bank Mutual Corp.                                           187,367   1,356,537             0.0%
    Bank of Commerce Holdings                                     4,992      31,150             0.0%
#   Bank of Hawaii Corp.                                        377,255  24,702,657             0.2%
#   Bank of Marin Bancorp                                           488      25,952             0.0%
#   Bank of the Ozarks, Inc.                                    615,807  30,802,666             0.3%
#   BankFinancial Corp.                                          90,620   1,117,345             0.0%
    BankUnited, Inc.                                            132,852   4,939,437             0.1%
    Banner Corp.                                                165,696   8,130,703             0.1%
    Bar Harbor Bankshares                                        19,429     686,815             0.0%
#   BBCN Bancorp, Inc.                                          667,261  11,203,312             0.1%
#*  BBX Capital Corp. Class A                                    16,551     303,711             0.0%
    BCB Bancorp, Inc.                                            18,073     180,911             0.0%
*   Bear State Financial, Inc.                                   12,672     138,758             0.0%
*   Beneficial Bancorp, Inc.                                    538,535   7,469,480             0.1%
    Berkshire Bancorp, Inc.                                      10,144      78,870             0.0%
    Berkshire Hills Bancorp, Inc.                               210,081   6,008,317             0.1%
    BGC Partners, Inc. Class A                                1,416,505  12,252,768             0.1%
#   BNC Bancorp                                                  41,504     931,765             0.0%
*   BNCCORP, Inc.                                                 3,900      65,520             0.0%
#*  BofI Holding, Inc.                                          129,145  10,332,891             0.1%
#   Boston Private Financial Holdings, Inc.                     688,283   7,887,723             0.1%
#   Bridge Bancorp, Inc.                                         18,524     531,824             0.0%
    Brookline Bancorp, Inc.                                     572,274   6,495,310             0.1%
    Bryn Mawr Bank Corp.                                         94,022   2,738,861             0.0%
*   BSB Bancorp, Inc.                                               700      15,393             0.0%
    C&F Financial Corp.                                           1,705      64,790             0.0%
    Calamos Asset Management, Inc. Class A                      141,339   1,327,173             0.0%
    California First National Bancorp                            14,701     196,405             0.0%
#   Camden National Corp.                                        33,314   1,302,244             0.0%
    Cape Bancorp, Inc.                                           15,990     205,472             0.0%
#   Capital Bank Financial Corp. Class A                        104,732   3,382,844             0.0%
#   Capital City Bank Group, Inc.                                52,416     809,303             0.0%
*   Capital Properties, Inc. Class A                              2,600      32,500             0.0%
#   Capitol Federal Financial, Inc.                           1,155,404  14,997,144             0.2%
    Cardinal Financial Corp.                                    271,702   6,175,786             0.1%
#*  Cascade Bancorp                                             141,068     791,391             0.0%
#   Cash America International, Inc.                            236,809   8,177,015             0.1%
    Cathay General Bancorp                                      721,863  22,594,312             0.2%
#   Centerstate Banks, Inc.                                     232,747   3,393,451             0.0%
    Central Pacific Financial Corp.                             177,573   3,970,532             0.0%
#   Century Bancorp, Inc. Class A                                 5,255     233,585             0.0%
#   Charter Financial Corp.                                      43,520     570,112             0.0%
    Chemical Financial Corp.                                    214,576   7,280,564             0.1%
#   Chicopee Bancorp, Inc.                                        9,906     164,341             0.0%
#   Citizens & Northern Corp.                                    13,573     268,881             0.0%
    Citizens Community Bancorp, Inc.                              1,592      14,137             0.0%
    Citizens First Corp.                                            400       5,600             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Financials -- (Continued)
    Citizens Holding Co.                                        2,717 $    57,111             0.0%
#*  Citizens, Inc.                                            204,804   1,720,354             0.0%
#   City Holding Co.                                          102,958   4,924,481             0.1%
#   CKX Lands, Inc.                                             5,107      59,599             0.0%
#   Clifton Bancorp, Inc.                                     147,739   2,154,035             0.0%
#   CNB Financial Corp.                                        24,099     447,759             0.0%
#   CNO Financial Group, Inc.                                 890,398  17,104,546             0.2%
#   CoBiz Financial, Inc.                                     265,490   3,308,005             0.0%
    Codorus Valley Bancorp, Inc.                                2,620      53,993             0.0%
#   Cohen & Steers, Inc.                                       17,998     550,559             0.0%
*   Colony Bankcorp, Inc.                                      10,672      97,222             0.0%
    Columbia Banking System, Inc.                             477,227  15,901,204             0.2%
    Commercial National Financial Corp.                         3,979      97,983             0.0%
#   Community Bank System, Inc.                               330,137  13,456,384             0.1%
#   Community Trust Bancorp, Inc.                             113,109   3,898,867             0.0%
    Community West Bancshares                                   6,650      46,550             0.0%
#*  CommunityOne Bancorp                                          214       2,769             0.0%
    ConnectOne Bancorp, Inc.                                  114,738   2,048,073             0.0%
#   Consolidated-Tomoka Land Co.                               20,845   1,068,306             0.0%
*   Consumer Portfolio Services, Inc.                         130,524     707,440             0.0%
#*  Cowen Group, Inc. Class A                                 457,495   1,926,054             0.0%
    Crawford & Co. Class A                                     95,513     535,828             0.0%
#   Crawford & Co. Class B                                     69,225     415,350             0.0%
#*  Credit Acceptance Corp.                                    51,773   9,789,757             0.1%
#*  CU Bancorp                                                  5,369     129,500             0.0%
#*  Customers Bancorp, Inc.                                   141,219   3,883,523             0.0%
#   CVB Financial Corp.                                       896,870  15,650,382             0.2%
#   Diamond Hill Investment Group, Inc.                         1,185     237,059             0.0%
    Dime Community Bancshares, Inc.                           309,333   5,366,928             0.1%
    Donegal Group, Inc. Class A                                83,398   1,180,082             0.0%
    Donegal Group, Inc. Class B                                 5,267     105,840             0.0%
    Eagle Bancorp Montana, Inc.                                   225       2,592             0.0%
#*  Eagle Bancorp, Inc.                                        96,585   4,597,446             0.1%
    Eastern Virginia Bankshares, Inc.                             590       3,817             0.0%
#*  eHealth, Inc.                                              90,419   1,080,507             0.0%
    EMC Insurance Group, Inc.                                  67,530   1,688,250             0.0%
*   Emergent Capital, Inc.                                      3,952      19,602             0.0%
    Employers Holdings, Inc.                                  249,689   6,609,268             0.1%
#*  Encore Capital Group, Inc.                                219,571   8,936,540             0.1%
#   Endurance Specialty Holdings, Ltd.                        469,806  29,658,853             0.3%
#*  Enova International, Inc.                                 195,512   2,541,656             0.0%
#*  Enstar Group, Ltd.                                         53,249   8,402,692             0.1%
#   Enterprise Bancorp, Inc.                                   10,055     233,477             0.0%
    Enterprise Financial Services Corp.                       103,833   2,944,704             0.0%
    ESSA Bancorp, Inc.                                         45,175     599,472             0.0%
    Evans Bancorp, Inc.                                         3,162      79,050             0.0%
#   EverBank Financial Corp.                                  668,561  11,539,363             0.1%
    Evercore Partners, Inc. Class A                           320,104  17,285,616             0.2%
#*  Ezcorp, Inc. Class A                                      285,797   1,903,408             0.0%
#*  Farmers Capital Bank Corp.                                 12,826     347,841             0.0%
    FBL Financial Group, Inc. Class A                         111,746   7,028,823             0.1%
*   FCB Financial Holdings, Inc. Class A                        6,441     229,042             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                              PERCENTAGE
                                                                       SHARES     VALUE+    OF NET ASSETS**
                                                                      --------- ----------- ---------------
Financials -- (Continued)
            Federal Agricultural Mortgage Corp. Class A                   2,089 $    53,792             0.0%
            Federal Agricultural Mortgage Corp. Class C                  64,900   1,905,464             0.0%
#           Federated Investors, Inc. Class B                           116,613   3,583,518             0.0%
            Federated National Holding Co.                              117,100   3,604,924             0.0%
#           Fidelity & Guaranty Life                                      6,801     181,587             0.0%
            Fidelity Southern Corp.                                     112,959   2,366,491             0.0%
#           Financial Engines, Inc.                                      72,377   2,327,644             0.0%
            Financial Institutions, Inc.                                 77,519   2,024,796             0.0%
*           First Acceptance Corp.                                       13,967      39,806             0.0%
#           First American Financial Corp.                              500,022  19,065,839             0.2%
*           First BanCorp(318672706)                                    537,624   2,037,595             0.0%
            First BanCorp(318910106)                                     74,391   1,378,465             0.0%
#           First Bancorp, Inc.                                          36,591     773,168             0.0%
*           First Bancshares, Inc.                                        1,345      11,769             0.0%
            First Bancshares, Inc. (The)                                    921      14,819             0.0%
            First Busey Corp.                                           155,239   3,239,838             0.0%
            First Business Financial Services, Inc.                       7,153     176,321             0.0%
#*          First Cash Financial Services, Inc.                         216,367   8,254,401             0.1%
            First Citizens BancShares, Inc. Class A                      12,539   3,211,739             0.0%
(degrees)*  First Commerce Bancorp Escrow Shares                          6,667          --             0.0%
#           First Commonwealth Financial Corp.                          644,004   5,918,397             0.1%
            First Community Bancshares, Inc.                             85,565   1,645,415             0.0%
            First Connecticut Bancorp, Inc.                              16,374     284,580             0.0%
            First Defiance Financial Corp.                               49,946   1,912,932             0.0%
            First Federal of Northern Michigan Bancorp, Inc.             32,874     210,722             0.0%
            First Financial Bancorp                                     482,225   9,297,298             0.1%
#           First Financial Bankshares, Inc.                            265,049   8,815,530             0.1%
#           First Financial Corp.                                        51,026   1,748,661             0.0%
            First Financial Northwest, Inc.                              70,315     882,453             0.0%
#           First Horizon National Corp.                              1,631,474  23,134,301             0.2%
            First Interstate Bancsystem, Inc. Class A                   169,693   4,812,494             0.1%
*           First Marblehead Corp. (The)                                 12,935      45,402             0.0%
            First Merchants Corp.                                       282,101   7,399,509             0.1%
            First Midwest Bancorp, Inc.                                 653,082  11,637,921             0.1%
*           First NBC Bank Holding Co.                                   85,053   3,163,121             0.0%
            First Niagara Financial Group, Inc.                       1,905,946  19,726,541             0.2%
#           First of Long Island Corp. (The)                              8,101     224,965             0.0%
(degrees)*  First Place Financial Corp.                                 151,301           3             0.0%
            First South Bancorp, Inc.                                    20,886     167,297             0.0%
*           First United Corp.                                            9,289      80,257             0.0%
#           FirstMerit Corp.                                            964,693  18,126,581             0.2%
*           Flagstar Bancorp, Inc.                                      224,495   4,992,769             0.1%
            Flushing Financial Corp.                                    221,783   4,666,314             0.1%
#           FNB Corp.                                                 1,499,902  20,203,680             0.2%
#*          Forestar Group, Inc.                                        267,265   3,781,800             0.0%
#           Fox Chase Bancorp, Inc.                                      49,080     859,391             0.0%
#*          FRP Holdings, Inc.                                           38,950   1,285,350             0.0%
            Fulton Financial Corp.                                    1,472,829  19,765,365             0.2%
#           FXCM, Inc. Class A                                            6,729      58,273             0.0%
#           Gain Capital Holdings, Inc.                                 296,680   2,210,266             0.0%
*           GAINSCO, Inc.                                                   220       2,943             0.0%
#           GAMCO Investors, Inc. Class A                                25,555   1,474,012             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Financials -- (Continued)
#   German American Bancorp, Inc.                              35,295 $ 1,105,792             0.0%
    Glacier Bancorp, Inc.                                     635,738  17,393,792             0.2%
*   Global Indemnity P.L.C.                                    64,651   1,836,735             0.0%
    Gouverneur Bancorp, Inc.                                    1,695      22,205             0.0%
#   Great Southern Bancorp, Inc.                               80,079   3,870,218             0.0%
#*  Green Dot Corp. Class A                                   363,732   6,743,591             0.1%
#   Greenhill & Co., Inc.                                     198,425   5,123,334             0.1%
#*  Greenlight Capital Re, Ltd. Class A                       234,957   5,159,656             0.1%
    Griffin Industrial Realty, Inc.                            20,710     529,762             0.0%
#   Guaranty Bancorp                                           86,927   1,432,557             0.0%
    Guaranty Federal Bancshares, Inc.                           2,800      40,908             0.0%
*   Hallmark Financial Services, Inc.                          99,104   1,287,361             0.0%
#*  Hampton Roads Bankshares, Inc.                              3,123       5,778             0.0%
#   Hancock Holding Co.                                       575,904  15,894,950             0.2%
#   Hanmi Financial Corp.                                     272,034   6,936,867             0.1%
    Hanover Insurance Group, Inc. (The)                       334,899  28,215,241             0.3%
    Harleysville Savings Financial Corp.                        1,615      30,483             0.0%
    Hawthorn Bancshares, Inc.                                     785      10,762             0.0%
#   HCI Group, Inc.                                            92,186   4,020,231             0.0%
    Heartland Financial USA, Inc.                              91,466   3,369,607             0.0%
    Heritage Commerce Corp.                                    97,770   1,034,407             0.0%
#   Heritage Financial Corp.                                  143,246   2,638,591             0.0%
    Heritage Oaks Bancorp                                         939       8,273             0.0%
    HF Financial Corp.                                          8,198     132,316             0.0%
#   HFF, Inc. Class A                                         325,886  11,249,585             0.1%
*   Hilltop Holdings, Inc.                                    839,119  17,596,325             0.2%
#   Hingham Institution for Savings                             4,073     518,941             0.0%
*   HMN Financial, Inc.                                        31,110     364,920             0.0%
    Home Bancorp, Inc.                                            921      23,375             0.0%
#   Home BancShares, Inc.                                     564,427  24,225,207             0.2%
*   HomeStreet, Inc.                                          131,542   2,753,174             0.0%
*   HomeTrust Bancshares, Inc.                                 35,940     680,704             0.0%
    HopFed Bancorp, Inc.                                        7,872      92,811             0.0%
    Horace Mann Educators Corp.                               280,386   9,600,417             0.1%
    Horizon Bancorp                                            19,937     520,356             0.0%
    Iberiabank Corp.                                          345,795  20,965,551             0.2%
#   Independence Holding Co.                                   76,440   1,036,526             0.0%
#   Independent Bank Corp.(453836108)                         204,835   9,573,988             0.1%
    Independent Bank Corp.(453838609)                          28,411     411,391             0.0%
#   Independent Bank Group, Inc.                               19,640     764,978             0.0%
    Infinity Property & Casualty Corp.                         47,615   3,833,960             0.0%
    Interactive Brokers Group, Inc. Class A                   547,930  22,541,840             0.2%
#*  InterGroup Corp. (The)                                      1,860      50,611             0.0%
    International Bancshares Corp.                            493,357  13,295,971             0.1%
*   INTL. FCStone, Inc.                                       155,199   4,964,816             0.1%
#   Investment Technology Group, Inc.                         157,325   2,518,773             0.0%
    Investors Title Co.                                         5,690     428,173             0.0%
*   Jacksonville Bancorp, Inc.                                     80       1,382             0.0%
#   Janus Capital Group, Inc.                                 466,551   7,245,537             0.1%
    JMP Group LLC                                              19,920     122,707             0.0%
*   JW Mays, Inc.                                                 200      11,150             0.0%
#*  KCG Holdings, Inc. Class A                                302,869   3,782,834             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Financials -- (Continued)
#   Kearny Financial Corp.                                      302,109 $ 3,610,203             0.0%
#   Kemper Corp.                                                409,080  14,612,338             0.1%
    Kennedy-Wilson Holdings, Inc.                               635,634  15,585,746             0.2%
    Kentucky First Federal Bancorp                               11,174     104,365             0.0%
    Kingstone Cos., Inc.                                          2,336      21,631             0.0%
#*  Ladenburg Thalmann Financial Services, Inc.                 469,455   1,192,416             0.0%
    Lake Shore Bancorp, Inc.                                        537       7,223             0.0%
    Lake Sunapee Bank Group                                       8,785     124,923             0.0%
    Lakeland Bancorp, Inc.                                      189,533   2,204,269             0.0%
    Lakeland Financial Corp.                                    123,871   5,565,524             0.1%
    Landmark Bancorp, Inc.                                        4,663     123,057             0.0%
    LegacyTexas Financial Group, Inc.                           396,242  11,372,145             0.1%
#*  LendingTree, Inc.                                            56,250   6,826,500             0.1%
    Macatawa Bank Corp.                                         130,321     672,456             0.0%
    Mackinac Financial Corp.                                     37,317     385,111             0.0%
*   Magyar Bancorp, Inc.                                          1,800      17,640             0.0%
#   Maiden Holdings, Ltd.                                       589,623   9,168,638             0.1%
    MainSource Financial Group, Inc.                            102,249   2,212,668             0.0%
*   Malvern Bancorp, Inc.                                         2,604      41,273             0.0%
#   Manning & Napier, Inc.                                       77,178     578,835             0.0%
#*  Marcus & Millichap, Inc.                                    101,137   4,406,539             0.1%
    MarketAxess Holdings, Inc.                                  284,264  28,798,786             0.3%
    Marlin Business Services Corp.                               67,877   1,198,708             0.0%
*   Maui Land & Pineapple Co., Inc.                              16,899      87,875             0.0%
    MB Financial, Inc.                                          608,953  19,632,645             0.2%
#*  MBIA, Inc.                                                1,343,818  10,092,073             0.1%
*   MBT Financial Corp.                                          15,137      95,514             0.0%
    Mercantile Bank Corp.                                        48,594   1,071,984             0.0%
    Merchants Bancshares, Inc.                                   30,722     968,357             0.0%
#   Mercury General Corp.                                       431,443  23,302,236             0.2%
    Meridian Bancorp, Inc.                                      161,867   2,272,613             0.0%
    Meta Financial Group, Inc.                                   30,844   1,328,760             0.0%
    Metro Bancorp, Inc.                                          90,207   2,794,613             0.0%
#*  MGIC Investment Corp.                                       672,270   6,319,338             0.1%
    Mid Penn Bancorp, Inc.                                        2,649      41,669             0.0%
#   MidSouth Bancorp, Inc.                                       39,763     403,594             0.0%
    MidWestOne Financial Group, Inc.                              1,941      59,472             0.0%
#   Moelis & Co. Class A                                         18,090     533,293             0.0%
    Morningstar, Inc.                                            25,442   2,089,043             0.0%
*   MSB Financial Corp.                                           1,139      13,224             0.0%
#   MutualFirst Financial, Inc.                                  10,911     255,536             0.0%
    National Bank Holdings Corp. Class A                        150,299   3,315,596             0.0%
    National General Holdings Corp.                              91,099   1,795,561             0.0%
#   National Interstate Corp.                                   124,616   3,576,479             0.0%
    National Penn Bancshares, Inc.                            1,170,688  14,095,084             0.1%
#   National Western Life Group, Inc. Class A                     4,334   1,118,129             0.0%
#*  Nationstar Mortgage Holdings, Inc.                           30,257     401,510             0.0%
*   Naugatuck Valley Financial Corp.                              1,596      17,333             0.0%
*   Navigators Group, Inc. (The)                                 86,459   7,379,276             0.1%
#   NBT Bancorp, Inc.                                           273,500   7,688,085             0.1%
    Nelnet, Inc. Class A                                        256,375   9,173,098             0.1%
    NewBridge Bancorp                                           114,720   1,297,483             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Financials -- (Continued)
#*  NewStar Financial, Inc.                                   197,555 $ 2,084,205             0.0%
*   Nicholas Financial, Inc.                                   19,232     255,401             0.0%
#*  NMI Holdings, Inc. Class A                                 74,283     558,608             0.0%
    Northeast Bancorp                                             493       5,300             0.0%
    Northeast Community Bancorp, Inc.                          11,679      86,191             0.0%
#   Northfield Bancorp, Inc.                                  362,468   5,553,010             0.1%
    Northrim BanCorp, Inc.                                     24,754     683,705             0.0%
    Northway Financial, Inc.                                    5,279     112,179             0.0%
    Northwest Bancshares, Inc.                                786,001  10,579,573             0.1%
#   Norwood Financial Corp.                                     1,963      56,220             0.0%
#   Ocean Shore Holding Co.                                     4,043      69,823             0.0%
    OceanFirst Financial Corp.                                 99,599   1,838,598             0.0%
#   OFG Bancorp                                               319,641   2,943,894             0.0%
    Ohio Valley Banc Corp.                                      6,595     157,752             0.0%
    Old Line Bancshares, Inc.                                   4,075      69,886             0.0%
    Old National Bancorp.                                     949,462  13,292,468             0.1%
*   Old Second Bancorp, Inc.                                   56,549     378,878             0.0%
    OneBeacon Insurance Group, Ltd. Class A                   184,985   2,661,934             0.0%
#   Oppenheimer Holdings, Inc. Class A                         48,823     895,902             0.0%
    Opus Bank                                                   7,640     284,590             0.0%
    Oritani Financial Corp.                                   365,437   5,817,757             0.1%
    Orrstown Financial Services, Inc.                             800      14,240             0.0%
    Pacific Continental Corp.                                 103,946   1,490,586             0.0%
*   Pacific Mercantile Bancorp                                  8,605      58,342             0.0%
*   Pacific Premier Bancorp, Inc.                              93,579   1,997,912             0.0%
#   Park National Corp.                                        66,143   6,000,493             0.1%
    Park Sterling Corp.                                       167,937   1,217,543             0.0%
*   Patriot National Bancorp, Inc.                                310       5,062             0.0%
    Peapack Gladstone Financial Corp.                          57,331   1,296,254             0.0%
#   Penns Woods Bancorp, Inc.                                  16,245     723,715             0.0%
#*  PennyMac Financial Services, Inc. Class A                  36,876     609,929             0.0%
    Peoples Bancorp of North Carolina, Inc.                     3,975      76,360             0.0%
#   Peoples Bancorp, Inc.                                      75,316   1,443,055             0.0%
*   PHH Corp.                                                 331,438   4,872,139             0.1%
#*  Phoenix Cos., Inc. (The)                                   17,230     592,367             0.0%
#*  PICO Holdings, Inc.                                       132,987   1,284,654             0.0%
    Pinnacle Financial Partners, Inc.                         315,145  16,582,930             0.2%
*   Piper Jaffray Cos.                                         66,084   2,350,608             0.0%
    Popular, Inc.                                             238,847   7,062,706             0.1%
#*  PRA Group, Inc.                                           424,598  23,267,970             0.2%
    Preferred Bank                                             47,697   1,579,248             0.0%
    Premier Financial Bancorp, Inc.                            30,814     453,890             0.0%
#   Primerica, Inc.                                           442,691  21,085,372             0.2%
#   PrivateBancorp, Inc.                                      651,243  27,241,495             0.3%
    ProAssurance Corp.                                        282,051  14,937,421             0.2%
    Provident Financial Holdings, Inc.                         46,557     797,987             0.0%
#   Provident Financial Services, Inc.                        467,490   9,499,397             0.1%
#   Prudential Bancorp, Inc.                                    8,493     124,847             0.0%
    Pulaski Financial Corp.                                    39,714     589,356             0.0%
#   Pzena Investment Management, Inc. Class A                  84,619     806,419             0.0%
    QC Holdings, Inc.                                          67,835     105,144             0.0%
#   QCR Holdings, Inc.                                          4,699     107,043             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Financials -- (Continued)
#   Radian Group, Inc.                                          426,942 $ 6,177,851             0.1%
#*  RCS Capital Corp. Class A                                    32,022      24,276             0.0%
#   RE/MAX Holdings, Inc. Class A                                10,328     389,056             0.0%
#*  Regional Management Corp.                                    37,379     609,652             0.0%
    Renasant Corp.                                              262,236   9,081,233             0.1%
    Republic Bancorp, Inc. Class A                               82,275   2,092,253             0.0%
#*  Republic First Bancorp, Inc.                                 21,386      83,192             0.0%
#   Resource America, Inc. Class A                              125,631     966,102             0.0%
    Riverview Bancorp, Inc.                                      40,565     191,467             0.0%
#   RLI Corp.                                                   366,624  22,309,070             0.2%
*   Royal Bancshares of Pennsylvania, Inc. Class A               16,590      34,673             0.0%
    S&T Bancorp, Inc.                                           228,075   7,271,031             0.1%
#*  Safeguard Scientifics, Inc.                                 172,629   3,064,165             0.0%
#   Safety Insurance Group, Inc.                                125,063   7,247,401             0.1%
    Salisbury Bancorp, Inc.                                       2,458      71,184             0.0%
#   Sandy Spring Bancorp, Inc.                                  158,234   4,351,435             0.1%
    SB Financial Group, Inc.                                        790       8,350             0.0%
#*  Seacoast Banking Corp. of Florida                           125,146   1,937,260             0.0%
*   Security National Financial Corp. Class A                     1,646      10,024             0.0%
*   Select Bancorp, Inc.                                          2,400      18,648             0.0%
    Selective Insurance Group, Inc.                             342,072  12,482,207             0.1%
#   ServisFirst Bancshares, Inc.                                 17,864     757,076             0.0%
    Shore Bancshares, Inc.                                       16,489     163,406             0.0%
    SI Financial Group, Inc.                                      7,759      98,151             0.0%
    Sierra Bancorp                                               42,958     696,349             0.0%
    Silvercrest Asset Management Group, Inc. Class A              3,598      39,938             0.0%
#   Simmons First National Corp. Class A                        172,495   8,890,392             0.1%
    South State Corp.                                           193,272  14,978,580             0.2%
*   Southcoast Financial Corp.                                       13         175             0.0%
*   Southern First Bancshares, Inc.                               3,037      69,547             0.0%
    Southern Missouri Bancorp, Inc.                               2,214      48,863             0.0%
#   Southern National Bancorp of Virginia, Inc.                   1,493      17,020             0.0%
    Southside Bancshares, Inc.                                  127,037   3,417,295             0.0%
#   Southwest Bancorp, Inc.                                     135,516   2,291,576             0.0%
    Southwest Georgia Financial Corp.                             1,844      27,798             0.0%
    StanCorp Financial Group, Inc.                              309,704  35,529,243             0.3%
#   State Auto Financial Corp.                                  162,025   3,864,296             0.0%
#   State Bank Financial Corp.                                   77,468   1,657,815             0.0%
    Sterling Bancorp                                            778,093  11,974,851             0.1%
    Stewart Information Services Corp.                          184,326   7,404,375             0.1%
*   Stifel Financial Corp.                                      321,625  14,289,799             0.1%
#   Stock Yards Bancorp, Inc.                                    80,319   3,026,420             0.0%
*   Stratus Properties, Inc.                                     26,622     453,905             0.0%
    Suffolk Bancorp                                              86,152   2,575,083             0.0%
    Summit State Bank                                               195       2,677             0.0%
#*  Sun Bancorp, Inc.                                            56,296   1,126,483             0.0%
    Sussex Bancorp                                               10,149     132,241             0.0%
    Symetra Financial Corp.                                     825,630  26,197,240             0.3%
    Synovus Financial Corp.                                     470,909  14,894,852             0.2%
    Talmer Bancorp, Inc. Class A                                115,037   1,934,922             0.0%
    TCF Financial Corp.                                       1,430,667  22,017,965             0.2%
#*  Tejon Ranch Co.                                             146,014   3,289,695             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Financials -- (Continued)
    Territorial Bancorp, Inc.                                    54,136 $ 1,509,312             0.0%
#   Teton Advisors, Inc. Class A                                    311      15,550             0.0%
#*  Texas Capital Bancshares, Inc.                              412,762  22,784,462             0.2%
    Timberland Bancorp, Inc.                                     76,138     923,554             0.0%
#   Tompkins Financial Corp.                                     68,163   3,699,888             0.0%
    TowneBank                                                   127,110   2,727,781             0.0%
    Trico Bancshares                                            136,339   3,593,896             0.0%
*   Trinity Place Holdings, Inc.                                 34,797     208,782             0.0%
#*  TriState Capital Holdings, Inc.                              27,988     349,570             0.0%
#   TrustCo Bank Corp. NY                                       769,230   4,792,303             0.1%
#   Trustmark Corp.                                             568,719  13,666,318             0.1%
#   UMB Financial Corp.                                         345,757  16,969,754             0.2%
#   Umpqua Holdings Corp.                                       409,969   6,846,482             0.1%
*   Unico American Corp.                                         11,600     111,940             0.0%
#   Union Bankshares Corp.                                      272,140   6,817,107             0.1%
#   Union Bankshares, Inc.                                        2,252      60,354             0.0%
    United Bancshares, Inc.                                         900      14,391             0.0%
#   United Bankshares, Inc.                                     597,377  23,626,260             0.2%
    United Community Banks, Inc.                                412,745   8,320,939             0.1%
#   United Community Financial Corp.                            486,140   2,664,047             0.0%
#   United Financial Bancorp, Inc.                              340,564   4,420,521             0.1%
    United Fire Group, Inc.                                     108,500   4,035,115             0.0%
#   United Insurance Holdings Corp.                             104,546   1,727,100             0.0%
*   United Security Bancshares                                   30,038     158,000             0.0%
    Unity Bancorp, Inc.                                           9,365      94,587             0.0%
#   Universal Insurance Holdings, Inc.                          315,546   9,955,476             0.1%
    Univest Corp. of Pennsylvania                               105,922   2,085,604             0.0%
#   Valley National Bancorp                                   1,353,247  14,209,094             0.1%
    Value Line, Inc.                                             26,515     426,626             0.0%
#   Virtus Investment Partners, Inc.                             60,576   7,089,815             0.1%
    VSB Bancorp, Inc.                                             1,037      12,911             0.0%
*   Walker & Dunlop, Inc.                                       261,332   7,581,241             0.1%
#   Washington Federal, Inc.                                    804,798  20,071,662             0.2%
#   Washington Trust Bancorp, Inc.                              100,736   3,908,557             0.0%
#   Waterstone Financial, Inc.                                  155,755   2,074,657             0.0%
    Wayne Savings Bancshares, Inc.                                2,043      24,271             0.0%
    Webster Financial Corp.                                     660,043  24,487,595             0.2%
#   WesBanco, Inc.                                              258,139   8,428,238             0.1%
#   West BanCorp., Inc.                                          68,461   1,352,789             0.0%
#   Westamerica Bancorporation                                  207,127   9,157,085             0.1%
*   Western Alliance Bancorp                                    736,332  26,323,869             0.3%
    Westfield Financial, Inc.                                   116,794     910,993             0.0%
    Westwood Holdings Group, Inc.                                33,841   1,966,162             0.0%
    Wilshire Bancorp, Inc.                                      663,042   7,087,919             0.1%
    Wintrust Financial Corp.                                    401,853  20,289,558             0.2%
#   WisdomTree Investments, Inc.                              1,225,284  23,562,211             0.2%
#*  World Acceptance Corp.                                       62,610   2,387,319             0.0%
*   Wright Investors' Service Holdings, Inc.                     13,860      17,879             0.0%
#   WSFS Financial Corp.                                        122,178   3,881,595             0.0%
    WVS Financial Corp.                                           4,423      51,130             0.0%
#   Yadkin Financial Corp.                                       59,329   1,397,198             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                      --------- -------------- ---------------
Financials -- (Continued)
            Your Community Bankshares, Inc.                                 795 $       22,761             0.0%
                                                                                --------------            ----
Total Financials                                                                 2,133,991,618            20.1%
                                                                                --------------            ----
Health Care -- (7.9%)
#           Abaxis, Inc.                                                113,787      5,713,245             0.1%
#*          Acadia Healthcare Co., Inc.                                   3,709        227,770             0.0%
            Aceto Corp.                                                 253,025      7,631,234             0.1%
*           Acorda Therapeutics, Inc.                                   332,997     12,001,212             0.1%
#*          Adamas Pharmaceuticals, Inc.                                 12,100        178,596             0.0%
            Adcare Health Systems, Inc.                                     970          3,094             0.0%
*           Addus HomeCare Corp.                                        120,230      3,003,345             0.0%
#*          Adeptus Health, Inc. Class A                                 26,897      1,745,346             0.0%
#*          Affymetrix, Inc.                                            633,576      5,828,899             0.1%
#*          Air Methods Corp.                                           329,979     13,506,040             0.1%
#*          Albany Molecular Research, Inc.                             225,352      4,065,350             0.0%
*           Alere, Inc.                                                 206,563      9,526,686             0.1%
*           Alliance HealthCare Services, Inc.                           49,628        419,853             0.0%
*           Allied Healthcare Products, Inc.                             13,770         18,727             0.0%
*           Allscripts Healthcare Solutions, Inc.                     1,636,710     23,012,143             0.2%
*           Almost Family, Inc.                                          76,876      3,181,129             0.0%
#*          Alphatec Holdings, Inc.                                     165,797         58,029             0.0%
#*          AMAG Pharmaceuticals, Inc.                                   80,578      3,223,120             0.0%
#*          Amedisys, Inc.                                              226,536      8,966,295             0.1%
*           American Shared Hospital Services                            10,189         16,914             0.0%
*           AMN Healthcare Services, Inc.                               420,063     11,917,187             0.1%
#*          Amsurg Corp.                                                360,280     25,252,025             0.2%
#*          Anacor Pharmaceuticals, Inc.                                 25,127      2,824,526             0.0%
#           Analogic Corp.                                              106,507      9,332,143             0.1%
*           AngioDynamics, Inc.                                         257,300      3,236,834             0.0%
#*          ANI Pharmaceuticals, Inc.                                     6,827        285,642             0.0%
*           Anika Therapeutics, Inc.                                    127,354      4,905,676             0.1%
#*          Anthera Pharmaceuticals, Inc.                                 3,475         20,051             0.0%
#*          Arqule, Inc.                                                 70,939        160,322             0.0%
*           Arrhythmia Research Technology, Inc.                          6,674         41,446             0.0%
#*          Arrowhead Research Corp.                                     29,908        154,026             0.0%
#*          Assembly Biosciences, Inc.                                   11,766        112,954             0.0%
#           Atrion Corp.                                                 10,293      3,798,117             0.0%
*           Bioanalytical Systems, Inc.                                   5,617          8,313             0.0%
#*          BioScrip, Inc.                                              427,602        842,376             0.0%
#*          Biospecifics Technologies Corp.                              58,682      3,427,616             0.0%
#*          Biota Pharmaceuticals, Inc.                                  24,681         47,634             0.0%
*           BioTelemetry, Inc.                                          246,418      3,208,362             0.0%
#*          Bovie Medical Corp.                                          49,146         93,377             0.0%
#*          Bruker Corp.                                                100,979      1,854,984             0.0%
#*          Cambrex Corp.                                               289,304     13,299,305             0.1%
            Cantel Medical Corp.                                        354,483     21,013,752             0.2%
#*          Capital Senior Living Corp.                                 259,308      5,865,547             0.1%
            Catalyst Biosciences, Inc.(14888D109)                         6,488         25,044             0.0%
(degrees)#  Catalyst Biosciences, Inc.(87611RAA6)                        49,052         52,927             0.0%
#*          Celsion Corp.                                                 7,476         12,784             0.0%
*           Charles River Laboratories International, Inc.              367,771     23,993,380             0.2%
#           Chemed Corp.                                                153,370     24,123,567             0.2%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Health Care -- (Continued)
#   Computer Programs & Systems, Inc.                          79,161 $ 3,008,910             0.0%
*   Concert Pharmaceuticals, Inc.                              14,217     322,868             0.0%
    CONMED Corp.                                              141,526   5,740,295             0.1%
#*  Corcept Therapeutics, Inc.                                 59,506     219,577             0.0%
*   Corvel Corp.                                              142,538   4,732,262             0.1%
*   Cross Country Healthcare, Inc.                            247,410   3,340,035             0.0%
#   CryoLife, Inc.                                            240,842   2,538,475             0.0%
#*  Cumberland Pharmaceuticals, Inc.                          140,275     869,705             0.0%
#*  Cutera, Inc.                                               93,260   1,265,538             0.0%
#*  Cynosure, Inc. Class A                                    193,587   7,286,615             0.1%
#*  Cytokinetics, Inc.                                          6,999      60,261             0.0%
#*  Depomed, Inc.                                             503,577   8,812,598             0.1%
#*  Derma Sciences, Inc.                                        8,080      40,319             0.0%
    Digirad Corp.                                             120,709     714,597             0.0%
*   Durect Corp.                                               40,753      83,136             0.0%
#*  Emergent Biosolutions, Inc.                               325,447  10,463,121             0.1%
#*  Endocyte, Inc.                                              3,082      15,841             0.0%
#   Ensign Group, Inc. (The)                                  216,458   9,125,869             0.1%
*   Enzo Biochem, Inc.                                        164,077     610,366             0.0%
#*  EPIRUS Biopharmaceuticals, Inc.                             4,300      23,005             0.0%
*   Exactech, Inc.                                             68,062   1,159,096             0.0%
#*  ExamWorks Group, Inc.                                     342,509   9,672,454             0.1%
*   Five Star Quality Care, Inc.                              269,050     879,794             0.0%
#*  Fortress Biotech, Inc.                                      4,900      13,916             0.0%
#*  Genesis Healthcare, Inc.                                  112,217     556,596             0.0%
#*  Globus Medical, Inc. Class A                              631,711  14,118,741             0.1%
#*  Greatbatch, Inc.                                          221,811  11,855,798             0.1%
#*  Haemonetics Corp.                                         427,992  14,457,570             0.1%
#*  Halyard Health, Inc.                                       91,835   2,725,663             0.0%
#*  Hanger, Inc.                                              227,243   3,276,844             0.0%
*   Harvard Apparatus Regenerative Technology, Inc.             4,290       2,583             0.0%
#*  Harvard Bioscience, Inc.                                  203,216     597,455             0.0%
*   Health Net, Inc.                                          483,608  31,076,650             0.3%
*   HealthStream, Inc.                                        283,746   6,755,992             0.1%
#*  Healthways, Inc.                                          243,945   2,871,233             0.0%
    Hill-Rom Holdings, Inc.                                   487,678  25,695,754             0.3%
#*  HMS Holdings Corp.                                        634,526   6,681,559             0.1%
*   Icad, Inc.                                                  2,743      10,725             0.0%
*   ICU Medical, Inc.                                         143,350  15,764,199             0.2%
#*  Idera Pharmaceuticals, Inc.                                89,289     246,438             0.0%
#*  Ignyta, Inc.                                                3,300      33,792             0.0%
#*  Impax Laboratories, Inc.                                  564,219  19,538,904             0.2%
#*  Infinity Pharmaceuticals, Inc.                             61,403     635,521             0.0%
#*  InfuSystems Holdings, Inc.                                 14,909      40,552             0.0%
*   Inogen, Inc.                                               74,669   3,191,353             0.0%
#*  Insys Therapeutics, Inc.                                  333,854   8,600,079             0.1%
#*  Integra LifeSciences Holdings Corp.                       306,390  18,251,652             0.2%
    Invacare Corp.                                            244,553   4,225,876             0.1%
#*  IPC Healthcare, Inc.                                      139,356  10,939,446             0.1%
*   Iridex Corp.                                               50,265     403,125             0.0%
*   Juniper Pharmaceuticals, Inc.                              18,245     220,765             0.0%
    Kewaunee Scientific Corp.                                  10,935     181,740             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE+    OF NET ASSETS**
                                                                      ------- ----------- ---------------
Health Care -- (Continued)
#           Kindred Healthcare, Inc.                                  565,253 $ 7,574,390             0.1%
#           Landauer, Inc.                                             56,904   2,247,139             0.0%
#*          Lannett Co., Inc.                                         293,207  13,126,877             0.1%
            LeMaitre Vascular, Inc.                                   137,162   1,826,998             0.0%
#*          LHC Group, Inc.                                           150,005   6,759,975             0.1%
*           LifePoint Hospitals, Inc.                                 239,144  16,472,239             0.2%
#*          Ligand Pharmaceuticals, Inc.                              165,153  14,921,574             0.2%
#*          Lipocine, Inc.                                             51,307     613,632             0.0%
#           LivaNova P.L.C.                                           229,753  15,228,029             0.2%
#*          Luminex Corp.                                             241,740   4,399,668             0.1%
*           Magellan Health, Inc.                                     221,912  11,850,101             0.1%
*           Masimo Corp.                                              467,319  18,543,218             0.2%
#*          Mast Therapeutics, Inc.                                     7,400       3,265             0.0%
#*          MedAssets, Inc.                                           507,340  12,013,811             0.1%
(degrees)*  Medcath Corp.                                              65,962          --             0.0%
#*          Medicines Co. (The)                                       612,019  20,955,531             0.2%
*           MediciNova, Inc.                                           25,896      75,875             0.0%
#           Meridian Bioscience, Inc.                                 349,579   6,645,497             0.1%
*           Merit Medical Systems, Inc.                               381,789   7,078,368             0.1%
*           MGC Diagnostics Corp.                                         215       1,404             0.0%
#*          MiMedx Group, Inc.                                          3,062      22,291             0.0%
*           Misonix, Inc.                                              86,409     962,596             0.0%
#*          Molina Healthcare, Inc.                                   388,362  24,078,444             0.2%
#*          Momenta Pharmaceuticals, Inc.                             301,890   4,954,015             0.1%
#*          Myriad Genetics, Inc.                                     583,342  23,549,517             0.2%
#           National Healthcare Corp.                                  42,912   2,801,295             0.0%
#           National Research Corp. Class A                            88,416   1,355,417             0.0%
#           National Research Corp. Class B                            14,736     474,941             0.0%
*           Natus Medical, Inc.                                       287,893  13,107,768             0.1%
#*          Nektar Therapeutics                                       132,338   1,570,852             0.0%
#*          Neogen Corp.                                              256,324  13,854,312             0.1%
*           NeoGenomics, Inc.                                           7,000      49,350             0.0%
#*          NewLink Genetics Corp.                                     13,286     508,455             0.0%
#*          Nobilis Health Corp.                                        2,882       8,127             0.0%
#*          NuVasive, Inc.                                            425,429  20,063,232             0.2%
#*          Ocera Therapeutics, Inc.                                    9,700      31,622             0.0%
#*          Ohr Pharmaceutical, Inc.                                   18,870      55,289             0.0%
*           Omnicell, Inc.                                            312,543   8,501,170             0.1%
#*          Opko Health, Inc.                                         355,795   3,362,263             0.0%
#*          OraSure Technologies, Inc.                                102,398     532,470             0.0%
*           Orthofix International NV                                 160,772   5,474,287             0.1%
#           Owens & Minor, Inc.                                       529,809  18,993,653             0.2%
*           Pain Therapeutics, Inc.                                   180,255     333,472             0.0%
#*          PAREXEL International Corp.                               382,828  24,164,103             0.2%
#*          PDI, Inc.                                                 127,587     207,967             0.0%
#           PDL BioPharma, Inc.                                       694,501   3,180,815             0.0%
#*          Pernix Therapeutics Holdings, Inc.                         65,748     184,752             0.0%
*           PharMerica Corp.                                          260,384   7,439,171             0.1%
#           Phibro Animal Health Corp. Class A                         56,308   1,878,435             0.0%
#*          Pozen, Inc.                                               219,104   1,281,758             0.0%
*           Prestige Brands Holdings, Inc.                            460,842  22,585,866             0.2%
#*          Progenics Pharmaceuticals, Inc.                           137,674   1,010,527             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                               SHARES       VALUE+     OF NET ASSETS**
                                                              --------- -------------- ---------------
Health Care -- (Continued)
*   ProPhase Labs, Inc.                                          15,982 $       24,452             0.0%
#*  Providence Service Corp. (The)                              128,998      6,662,747             0.1%
*   pSivida Corp.                                                15,373         59,032             0.0%
    Psychemedics Corp.                                            6,901         71,839             0.0%
#   Quality Systems, Inc.                                       502,293      7,057,217             0.1%
#*  Quidel Corp.                                                213,566      4,104,739             0.0%
#*  RadNet, Inc.                                                306,834      2,028,173             0.0%
#*  Repligen Corp.                                              240,109      7,981,223             0.1%
#*  Rigel Pharmaceuticals, Inc.                                 407,140      1,034,136             0.0%
*   RTI Surgical, Inc.                                          477,486      2,007,829             0.0%
#*  Sagent Pharmaceuticals, Inc.                                238,483      4,008,899             0.0%
#*  SciClone Pharmaceuticals, Inc.                              430,681      3,281,789             0.0%
#*  SeaSpine Holdings Corp.                                      89,195      1,345,061             0.0%
#   Select Medical Holdings Corp.                             1,039,584     11,747,299             0.1%
    Simulations Plus, Inc.                                       44,247        362,383             0.0%
    Span-America Medical Systems, Inc.                           12,193        220,328             0.0%
#*  Spectrum Pharmaceuticals, Inc.                              280,684      1,462,364             0.0%
#*  Sucampo Pharmaceuticals, Inc. Class A                       388,430      7,520,005             0.1%
#*  Supernus Pharmaceuticals, Inc.                              389,825      6,432,113             0.1%
*   Surgical Care Affiliates, Inc.                              113,316      3,355,287             0.0%
*   SurModics, Inc.                                             107,255      2,287,749             0.0%
*   Symmetry Surgical, Inc.                                      63,718        541,603             0.0%
#*  Tonix Pharmaceuticals Holding Corp.                          29,344        193,670             0.0%
#*  TransEnterix, Inc.                                            5,765         14,355             0.0%
#*  Triple-S Management Corp. Class B                           185,537      3,820,207             0.0%
#   Universal American Corp.                                    537,342      4,008,571             0.0%
#   US Physical Therapy, Inc.                                   104,329      5,118,381             0.1%
#   Utah Medical Products, Inc.                                  17,665      1,041,705             0.0%
#*  Vascular Solutions, Inc.                                    143,875      4,621,265             0.1%
*   VCA, Inc.                                                    20,251      1,109,147             0.0%
#*  Verastem, Inc.                                               19,273         35,462             0.0%
#*  Versartis, Inc.                                               1,080         11,156             0.0%
*   Vocera Communications, Inc.                                   9,154        107,743             0.0%
#*  WellCare Health Plans, Inc.                                  78,129      6,922,229             0.1%
#   West Pharmaceutical Services, Inc.                          117,845      7,071,878             0.1%
#*  Wright Medical Group NV                                     356,768      6,896,325             0.1%
#*  Zafgen, Inc.                                                 11,135        107,230             0.0%
*   Zogenix, Inc.                                                 4,061         47,879             0.0%
                                                                        --------------             ---
Total Health Care                                                        1,017,831,495             9.6%
                                                                        --------------             ---
Industrials -- (14.0%)
#   AAON, Inc.                                                  442,229      9,052,428             0.1%
    AAR Corp.                                                   254,809      5,781,616             0.1%
    ABM Industries, Inc.                                        481,943     13,687,181             0.1%
#   Acacia Research Corp.                                       215,375      1,434,398             0.0%
*   ACCO Brands Corp.                                           751,296      6,062,959             0.1%
#*  Accuride Corp.                                              208,834        588,912             0.0%
    Acme United Corp.                                             7,500        122,625             0.0%
#*  Active Power, Inc.                                           65,563        108,179             0.0%
#   Actuant Corp. Class A                                       407,189      9,283,909             0.1%
#   Advanced Drainage Systems, Inc.                              18,897        593,744             0.0%
#*  Advisory Board Co. (The)                                    364,751     15,987,036             0.2%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Industrials -- (Continued)
*   Aegion Corp.                                              256,792 $ 4,953,518             0.1%
#*  AeroCentury Corp.                                           2,989      25,945             0.0%
#*  Aerojet Rocketdyne Holdings, Inc.                         500,595   8,480,079             0.1%
#*  Aerovironment, Inc.                                       195,738   4,515,676             0.0%
#*  Air Transport Services Group, Inc.                        382,337   3,743,079             0.0%
#   Aircastle, Ltd.                                           212,395   4,812,871             0.1%
#   Alamo Group, Inc.                                          65,015   3,050,504             0.0%
#   Albany International Corp. Class A                        226,497   8,509,492             0.1%
#   Allegiant Travel Co.                                      139,363  27,517,224             0.3%
    Allied Motion Technologies, Inc.                           65,326   1,260,139             0.0%
*   Alpha PRO Tech, Ltd.                                        7,903      16,833             0.0%
#   Altra Industrial Motion Corp.                             220,100   5,823,846             0.1%
    AMERCO                                                     72,702  29,539,550             0.3%
#*  Ameresco, Inc. Class A                                     92,067     596,594             0.0%
#   American Railcar Industries, Inc.                         112,622   6,500,542             0.1%
#   American Science & Engineering, Inc.                       48,175   1,805,599             0.0%
#*  American Superconductor Corp.                               5,712      31,016             0.0%
*   American Woodmark Corp.                                   146,308  10,636,592             0.1%
*   AMREP Corp.                                                 8,340      36,696             0.0%
#   Apogee Enterprises, Inc.                                  258,851  12,820,890             0.1%
#   Applied Industrial Technologies, Inc.                     334,241  13,807,496             0.1%
*   ARC Document Solutions, Inc.                              349,727   2,175,302             0.0%
    ArcBest Corp.                                             180,250   4,668,475             0.1%
    Argan, Inc.                                               125,665   4,643,322             0.0%
#*  Armstrong World Industries, Inc.                          485,810  24,105,892             0.2%
#*  Arotech Corp.                                              82,319     120,186             0.0%
    Art's-Way Manufacturing Co., Inc.                             400       1,276             0.0%
    Astec Industries, Inc.                                    156,988   5,102,110             0.1%
*   Astronics Corp.                                           139,712   5,282,511             0.1%
#*  Astronics Corp. Class B                                    59,800   2,227,563             0.0%
*   Atlas Air Worldwide Holdings, Inc.                        168,143   6,934,217             0.1%
*   Avalon Holdings Corp. Class A                              41,336      78,125             0.0%
#   AZZ, Inc.                                                 221,262  12,242,426             0.1%
*   Babcock & Wilcox Enterprises, Inc.                         29,777     505,613             0.0%
#   Barnes Group, Inc.                                        435,015  16,352,214             0.2%
#   Barrett Business Services, Inc.                            27,438   1,343,913             0.0%
*   Beacon Roofing Supply, Inc.                               419,929  14,861,287             0.1%
*   Blount International, Inc.                                358,943   2,178,784             0.0%
#*  BlueLinx Holdings, Inc.                                   119,501      83,651             0.0%
#   Brady Corp. Class A                                       329,937   7,506,067             0.1%
*   Breeze-Eastern Corp.                                       42,923     875,629             0.0%
#   Briggs & Stratton Corp.                                   316,922   5,631,704             0.1%
#   Brink's Co. (The)                                         420,543  13,028,422             0.1%
#*  Builders FirstSource, Inc.                                782,256   9,246,266             0.1%
    BWX Technologies, Inc.                                    459,490  13,003,567             0.1%
*   CAI International, Inc.                                   121,451   1,411,261             0.0%
#*  Casella Waste Systems, Inc. Class A                       422,751   2,566,099             0.0%
*   CBIZ, Inc.                                                392,693   4,221,450             0.0%
    CDI Corp.                                                  96,199     769,592             0.0%
    CEB, Inc.                                                 284,943  21,302,339             0.2%
#   Ceco Environmental Corp.                                  120,275   1,072,853             0.0%
#   Celadon Group, Inc.                                       182,562   2,643,498             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                               PERCENTAGE
                                                                        SHARES     VALUE+    OF NET ASSETS**
                                                                       --------- ----------- ---------------
Industrials -- (Continued)
#*           Cenveo, Inc.                                                  8,022 $    15,001             0.0%
#*           Chart Industries, Inc.                                      166,952   2,869,905             0.0%
             Chicago Rivet & Machine Co.                                   4,623     121,076             0.0%
             CIRCOR International, Inc.                                  128,784   5,913,761             0.1%
             Civeo Corp.                                                 133,947     249,141             0.0%
#            CLARCOR, Inc.                                               278,941  13,907,998             0.1%
#*           Clean Harbors, Inc.                                         133,705   6,215,945             0.1%
#            Columbus McKinnon Corp.                                     132,338   2,473,397             0.0%
             Comfort Systems USA, Inc.                                   324,481  10,360,678             0.1%
#*           Commercial Vehicle Group, Inc.                              201,127     836,688             0.0%
             Compx International, Inc.                                     9,814     110,309             0.0%
             Conrad Industries, Inc.                                       6,600     145,860             0.0%
#*           Continental Building Products, Inc.                         161,857   2,843,828             0.0%
*            Continental Materials Corp.                                     397       5,236             0.0%
#            Covanta Holding Corp.                                     1,122,484  18,812,832             0.2%
*            Covenant Transportation Group, Inc. Class A                 158,051   3,050,384             0.0%
*            CPI Aerostructures, Inc.                                     28,946     246,041             0.0%
*            CRA International, Inc.                                      38,940     911,196             0.0%
             Crane Co.                                                    16,213     853,452             0.0%
(degrees)#*  CTPartners Executive Search, Inc.                            33,802       5,577             0.0%
             Cubic Corp.                                                 174,918   7,845,072             0.1%
             Curtiss-Wright Corp.                                        286,797  19,949,599             0.2%
#            Deluxe Corp.                                                429,771  25,592,863             0.2%
*            DigitalGlobe, Inc.                                          505,894   7,552,997             0.1%
             Douglas Dynamics, Inc.                                      191,606   4,203,836             0.0%
*            Ducommun, Inc.                                               80,585   1,743,859             0.0%
#*           DXP Enterprises, Inc.                                       100,232   3,033,020             0.0%
#*           Dycom Industries, Inc.                                      299,047  22,754,486             0.2%
#            Dynamic Materials Corp.                                      65,489     466,937             0.0%
             Eastern Co. (The)                                            20,021     335,752             0.0%
*            Echo Global Logistics, Inc.                                 246,975   5,875,535             0.1%
             Ecology and Environment, Inc. Class A                        10,494     111,341             0.0%
             EMCOR Group, Inc.                                           526,833  25,435,497             0.2%
             Encore Wire Corp.                                           146,444   6,263,410             0.1%
#*           Energy Recovery, Inc.                                       163,092   1,169,370             0.0%
             EnerSys                                                     370,937  22,623,448             0.2%
             Engility Holdings, Inc.                                      73,184   2,355,793             0.0%
             Ennis, Inc.                                                 135,235   2,708,757             0.0%
#            EnPro Industries, Inc.                                      157,953   7,757,072             0.1%
*            Environmental Tectonics Corp.                                 7,400       7,400             0.0%
             EnviroStar, Inc.                                              7,443      27,837             0.0%
*            Erickson, Inc.                                                  953       2,849             0.0%
             ESCO Technologies, Inc.                                     172,781   6,408,447             0.1%
             Espey Manufacturing & Electronics Corp.                      13,081     329,641             0.0%
             Essendant, Inc.                                             281,713   9,738,818             0.1%
#*           Esterline Technologies Corp.                                172,027  13,254,680             0.1%
#            Exponent, Inc.                                              218,455  11,230,772             0.1%
             Federal Signal Corp.                                        690,650  10,401,189             0.1%
#            Forward Air Corp.                                           270,818  12,284,305             0.1%
*            Franklin Covey Co.                                          132,265   2,265,699             0.0%
#            Franklin Electric Co., Inc.                                 331,660  10,931,514             0.1%
             FreightCar America, Inc.                                     91,708   1,667,251             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Industrials -- (Continued)
#*  FTI Consulting, Inc.                                      340,149 $11,568,468             0.1%
#*  Fuel Tech, Inc.                                           139,356     281,499             0.0%
*   Furmanite Corp.                                           242,937   1,688,412             0.0%
    G&K Services, Inc. Class A                                171,079  11,260,420             0.1%
#   GATX Corp.                                                256,456  11,976,495             0.1%
#*  Genco Shipping & Trading, Ltd.                             27,457      65,897             0.0%
*   Gencor Industries, Inc.                                     5,287      51,178             0.0%
#*  Generac Holdings, Inc.                                    317,598  10,023,393             0.1%
#   General Cable Corp.                                       418,432   6,439,668             0.1%
*   Gibraltar Industries, Inc.                                191,690   4,853,591             0.1%
    Global Brass & Copper Holdings, Inc.                      171,008   3,845,970             0.0%
#   Global Power Equipment Group, Inc.                         55,129     238,709             0.0%
#*  Goldfield Corp. (The)                                      82,499     142,723             0.0%
#   Gorman-Rupp Co. (The)                                     152,529   4,360,804             0.0%
*   GP Strategies Corp.                                       138,392   3,472,255             0.0%
#   Graham Corp.                                               59,652   1,012,294             0.0%
    Granite Construction, Inc.                                308,776  10,140,204             0.1%
#*  Great Lakes Dredge & Dock Corp.                           454,324   1,817,296             0.0%
#   Greenbrier Cos., Inc. (The)                               202,819   7,715,235             0.1%
#   Griffon Corp.                                             268,088   4,605,752             0.0%
    H&E Equipment Services, Inc.                              251,593   4,858,261             0.1%
    Hardinge, Inc.                                             64,885     613,812             0.0%
    Harsco Corp.                                              548,847   5,889,128             0.1%
#*  Hawaiian Holdings, Inc.                                   460,588  15,982,404             0.2%
#*  HC2 Holdings, Inc.                                          4,890      36,968             0.0%
#   Healthcare Services Group, Inc.                           335,472  12,499,687             0.1%
#   Heartland Express, Inc.                                   731,662  13,777,195             0.1%
#   HEICO Corp.                                               168,971   8,522,897             0.1%
#   HEICO Corp. Class A                                       156,037   6,815,696             0.1%
    Heidrick & Struggles International, Inc.                  136,644   3,629,265             0.0%
*   Heritage-Crystal Clean, Inc.                               11,498     137,056             0.0%
    Herman Miller, Inc.                                       428,920  13,609,632             0.1%
*   Hill International, Inc.                                  194,332     656,842             0.0%
    Hillenbrand, Inc.                                         520,160  15,433,147             0.2%
#   HNI Corp.                                                 370,632  15,914,938             0.2%
    Houston Wire & Cable Co.                                  117,318     727,372             0.0%
#*  Hub Group, Inc. Class A                                   312,415  12,490,352             0.1%
*   Hudson Global, Inc.                                       123,326     284,883             0.0%
#*  Hudson Technologies, Inc.                                  84,845     291,018             0.0%
    Hurco Cos., Inc.                                           43,679   1,173,655             0.0%
*   Huron Consulting Group, Inc.                              195,450   9,440,235             0.1%
*   Huttig Building Products, Inc.                            100,706     352,471             0.0%
    Hyster-Yale Materials Handling, Inc.                      102,095   5,974,599             0.1%
*   ICF International, Inc.                                   115,906   3,554,837             0.0%
#*  InnerWorkings, Inc.                                       161,272   1,206,315             0.0%
#*  Innovative Solutions & Support, Inc.                       46,017     115,043             0.0%
    Insperity, Inc.                                           221,033  10,269,193             0.1%
    Insteel Industries, Inc.                                  130,267   2,786,411             0.0%
*   Integrated Electrical Services, Inc.                       37,023     261,753             0.0%
#*  Intelligent Systems Corp.                                  32,937      94,694             0.0%
    Interface, Inc.                                           564,425  11,034,509             0.1%
#   International Shipholding Corp.                            18,655      37,870             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Industrials -- (Continued)
#*  Intersections, Inc.                                          93,658 $   205,111             0.0%
    ITT Corp.                                                     8,589     339,953             0.0%
#*  JetBlue Airways Corp.                                     1,866,678  46,368,282             0.4%
#   John Bean Technologies Corp.                                241,304  10,824,897             0.1%
    Kadant, Inc.                                                 37,897   1,558,325             0.0%
#   Kaman Corp.                                                 181,652   7,064,446             0.1%
    KBR, Inc.                                                   528,975   9,754,299             0.1%
    Kelly Services, Inc. Class A                                243,617   3,849,149             0.0%
    Kelly Services, Inc. Class B                                    350       5,486             0.0%
#   Kennametal, Inc.                                            382,231  10,748,336             0.1%
*   Key Technology, Inc.                                         20,756     232,260             0.0%
#*  KEYW Holding Corp. (The)                                     16,970     120,996             0.0%
    Kforce, Inc.                                                255,534   7,183,061             0.1%
    Kimball International, Inc. Class B                         249,347   2,722,869             0.0%
*   KLX, Inc.                                                    29,927   1,170,445             0.0%
    Knight Transportation, Inc.                                 714,319  18,157,989             0.2%
    Knoll, Inc.                                                 418,094   9,716,505             0.1%
    Korn/Ferry International                                    434,721  15,810,803             0.2%
#*  Kratos Defense & Security Solutions, Inc.                   426,142   2,126,449             0.0%
#   Landstar System, Inc.                                       382,735  24,127,614             0.2%
*   Lawson Products, Inc.                                        35,060     911,911             0.0%
#*  Layne Christensen Co.                                       106,626     676,009             0.0%
    LB Foster Co. Class A                                        61,015     898,751             0.0%
#   Lindsay Corp.                                                78,444   5,316,934             0.1%
*   LMI Aerospace, Inc.                                          96,642   1,013,775             0.0%
    LS Starrett Co. (The) Class A                                31,156     372,314             0.0%
    LSI Industries, Inc.                                        146,304   1,571,305             0.0%
*   Lydall, Inc.                                                 81,716   2,797,139             0.0%
#*  Manitex International, Inc.                                   8,718      55,882             0.0%
    Manitowoc Co., Inc. (The)                                 1,052,305  16,100,267             0.2%
    Marten Transport, Ltd.                                      225,431   3,694,814             0.0%
#*  MasTec, Inc.                                                549,070   9,207,904             0.1%
*   Mastech Holdings, Inc.                                        2,673      21,518             0.0%
    Matson, Inc.                                                365,737  16,761,727             0.2%
#   Matthews International Corp. Class A                        266,317  15,374,480             0.2%
#   McGrath RentCorp                                            132,880   3,993,044             0.0%
#*  Meritor, Inc.                                               880,635   9,572,502             0.1%
*   Mfri, Inc.                                                   39,691     223,857             0.0%
    Miller Industries, Inc.                                      72,894   1,653,236             0.0%
*   Mistras Group, Inc.                                         164,260   3,107,799             0.0%
#   Mobile Mini, Inc.                                           363,586  12,449,185             0.1%
#*  Moog, Inc. Class A                                          282,130  17,424,349             0.2%
*   Moog, Inc. Class B                                           10,012     621,895             0.0%
#*  MRC Global, Inc.                                            182,776   2,175,034             0.0%
    MSA Safety, Inc.                                            317,209  13,792,247             0.1%
    Mueller Industries, Inc.                                    473,288  14,918,038             0.1%
    Mueller Water Products, Inc. Class A                      1,375,616  12,105,421             0.1%
#   Multi-Color Corp.                                           141,228  10,993,188             0.1%
*   MYR Group, Inc.                                             167,947   3,778,808             0.0%
    National Presto Industries, Inc.                             27,933   2,459,501             0.0%
*   Navigant Consulting, Inc.                                   368,031   6,330,133             0.1%
#*  NCI Building Systems, Inc.                                   57,161     597,904             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Industrials -- (Continued)
*   NL Industries, Inc.                                       147,389 $   514,388             0.0%
#   NN, Inc.                                                  210,760   2,908,488             0.0%
#*  Nortek, Inc.                                               18,894   1,159,147             0.0%
#*  Northwest Pipe Co.                                         60,707     801,939             0.0%
#*  NV5 Holdings, Inc.                                         26,117     608,004             0.0%
#   Omega Flex, Inc.                                           25,792   1,066,241             0.0%
*   On Assignment, Inc.                                       451,189  20,353,136             0.2%
*   Orbit International Corp.                                   1,977       6,030             0.0%
#*  Orion Energy Systems, Inc.                                 91,635     165,859             0.0%
#*  Orion Marine Group, Inc.                                  116,772     456,579             0.0%
#   Oshkosh Corp.                                               3,994     164,113             0.0%
#*  PAM Transportation Services, Inc.                          36,941   1,319,163             0.0%
    Park-Ohio Holdings Corp.                                   79,269   2,734,781             0.0%
#*  Patrick Industries, Inc.                                  133,087   5,400,670             0.1%
#*  Patriot Transportation Holding, Inc.                       12,982     287,941             0.0%
*   Pendrell Corp.                                            106,359      71,261             0.0%
#*  Performant Financial Corp.                                273,626     632,076             0.0%
#*  PGT, Inc.                                                 409,633   4,940,174             0.1%
#*  Ply Gem Holdings, Inc.                                    135,331   1,599,612             0.0%
    Powell Industries, Inc.                                    69,534   2,316,873             0.0%
#*  Power Solutions International, Inc.                         3,235      58,359             0.0%
#*  PowerSecure International, Inc.                           192,476   2,398,251             0.0%
#   Preformed Line Products Co.                                22,931     974,568             0.0%
#   Primoris Services Corp.                                   367,464   7,319,883             0.1%
#*  Proto Labs, Inc.                                          199,439  12,931,625             0.1%
    Providence and Worcester Railroad Co.                       5,591      89,568             0.0%
    Quad/Graphics, Inc.                                        63,556     819,872             0.0%
#   Quanex Building Products Corp.                            296,574   5,596,351             0.1%
*   Radiant Logistics, Inc.                                   159,503     633,227             0.0%
#   Raven Industries, Inc.                                    281,214   5,120,907             0.1%
#*  RBC Bearings, Inc.                                        185,646  12,696,330             0.1%
    RCM Technologies, Inc.                                    146,273     747,455             0.0%
    Regal Beloit Corp.                                         22,774   1,452,753             0.0%
#*  Republic Airways Holdings, Inc.                           282,118   1,625,000             0.0%
    Resources Connection, Inc.                                304,556   5,466,780             0.1%
*   Rexnord Corp.                                             675,256  12,478,731             0.1%
*   Roadrunner Transportation Systems, Inc.                   228,447   2,430,676             0.0%
*   RPX Corp.                                                 355,091   5,056,496             0.1%
#   RR Donnelley & Sons Co.                                   479,539   8,089,823             0.1%
#*  Rush Enterprises, Inc. Class A                            201,562   4,914,082             0.1%
*   Rush Enterprises, Inc. Class B                             37,831     858,007             0.0%
#*  Saia, Inc.                                                198,041   4,675,748             0.1%
    Servotronics, Inc.                                          1,500      10,500             0.0%
    SIFCO Industries, Inc.                                     18,366     229,208             0.0%
    Simpson Manufacturing Co., Inc.                           406,533  15,440,123             0.2%
#   SkyWest, Inc.                                             258,305   4,918,127             0.1%
*   SL Industries, Inc.                                        23,596     790,466             0.0%
    SmartPros, Ltd.                                            10,300      36,359             0.0%
*   SP Plus Corp.                                             105,884   2,700,042             0.0%
#*  Sparton Corp.                                              56,033   1,318,457             0.0%
    Standex International Corp.                               108,945   9,774,545             0.1%
    Steelcase, Inc. Class A                                   799,772  15,523,575             0.2%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Industrials -- (Continued)
#*  Sterling Construction Co., Inc.                           103,169 $   399,264             0.0%
#*  Stock Building Supply Holdings, Inc.                       42,912     741,519             0.0%
#   Sun Hydraulics Corp.                                      199,727   5,850,004             0.1%
    Supreme Industries, Inc. Class A                          113,237     905,896             0.0%
#*  Swift Transportation Co.                                  168,254   2,629,810             0.0%
    TAL International Group, Inc.                             237,583   4,029,408             0.0%
#*  Taser International, Inc.                                 388,100   9,085,421             0.1%
#*  Team, Inc.                                                166,137   5,814,795             0.1%
*   Tel-Instrument Electronics Corp.                            8,400      42,672             0.0%
*   Teledyne Technologies, Inc.                                12,528   1,117,873             0.0%
    Tennant Co.                                               151,850   8,795,152             0.1%
    Terex Corp.                                               133,355   2,675,101             0.0%
    Tetra Tech, Inc.                                          463,093  12,457,202             0.1%
#   Textainer Group Holdings, Ltd.                            237,793   4,651,231             0.1%
*   Thermon Group Holdings, Inc.                              209,694   4,216,946             0.0%
#   Titan International, Inc.                                 346,121   2,457,459             0.0%
#*  Titan Machinery, Inc.                                      99,135   1,212,421             0.0%
    Toro Co. (The)                                            115,312   8,679,534             0.1%
*   Transcat, Inc.                                              5,600      53,872             0.0%
*   TRC Cos., Inc.                                            349,528   3,610,624             0.0%
#*  Trex Co., Inc.                                            262,447  10,253,804             0.1%
*   Trimas Corp.                                              338,417   6,771,724             0.1%
#*  TriNet Group, Inc.                                         57,819   1,097,405             0.0%
#   Triumph Group, Inc.                                        77,340   3,602,497             0.0%
#*  TrueBlue, Inc.                                            350,376  10,150,393             0.1%
#*  Tutor Perini Corp.                                        333,598   5,597,774             0.1%
    Twin Disc, Inc.                                            61,648     726,213             0.0%
*   Ultralife Corp.                                            63,279     429,032             0.0%
    UniFirst Corp.                                            126,473  13,288,518             0.1%
    Universal Forest Products, Inc.                           120,399   8,744,579             0.1%
    Universal Truckload Services, Inc.                         71,316   1,139,630             0.0%
#   US Ecology, Inc.                                          184,475   7,233,265             0.1%
*   USA Truck, Inc.                                            74,924   1,362,118             0.0%
#*  UTi Worldwide, Inc.                                       838,611   5,979,296             0.1%
    Valmont Industries, Inc.                                   81,282   8,814,220             0.1%
*   Vectrus, Inc.                                              43,363   1,078,438             0.0%
#*  Veritiv Corp.                                               6,511     273,462             0.0%
*   Versar, Inc.                                               61,480     200,425             0.0%
    Viad Corp.                                                135,892   4,091,708             0.0%
#*  Vicor Corp.                                               107,188   1,035,436             0.0%
#*  Virco Manufacturing Corp.                                  30,131     109,074             0.0%
#*  Volt Information Sciences, Inc.                           134,933   1,163,122             0.0%
#   VSE Corp.                                                  20,364   1,170,115             0.0%
#*  Wabash National Corp.                                     588,383   7,042,945             0.1%
    Watsco, Inc. Class B                                       11,657   1,433,811             0.0%
    Watts Water Technologies, Inc. Class A                    233,564  12,715,224             0.1%
    Werner Enterprises, Inc.                                  629,839  16,665,540             0.2%
#*  Wesco Aircraft Holdings, Inc.                             302,135   3,764,602             0.0%
#*  WESCO International, Inc.                                  27,785   1,359,520             0.0%
#   West Corp.                                                347,266   8,268,403             0.1%
*   Willdan Group, Inc.                                        63,064     700,641             0.0%
#*  Willis Lease Finance Corp.                                 26,350     411,060             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                      --------- -------------- ---------------
Industrials -- (Continued)
#           Woodward, Inc.                                              221,235 $   10,066,193             0.1%
WSI Industries, Inc.                                                      1,900          8,265             0.0%
#*          Xerium Technologies, Inc.                                    42,115        568,553             0.0%
#*          XPO Logistics, Inc.                                         155,867      4,326,868             0.0%
*           YRC Worldwide, Inc.                                         166,484      3,039,998             0.0%
                                                                                --------------            ----
Total Industrials                                                                1,789,533,124            16.9%
                                                                                --------------            ----
Information Technology -- (14.5%)
#*          ACI Worldwide, Inc.                                       1,011,695     24,230,095             0.2%
*           Actua Corp.                                                 292,566      4,052,039             0.0%
#*          Acxiom Corp.                                                609,256     13,476,743             0.1%
*           ADDvantage Technologies Group, Inc.                           6,085         14,300             0.0%
#           ADTRAN, Inc.                                                348,577      5,413,401             0.1%
*           Advanced Energy Industries, Inc.                            342,583      9,688,247             0.1%
*           Aehr Test Systems                                            11,205         23,082             0.0%
#*          Agilysys, Inc.                                              198,816      2,260,538             0.0%
            Alliance Fiber Optic Products, Inc.                         141,128      1,920,752             0.0%
#*          Alpha & Omega Semiconductor, Ltd.                            41,904        372,108             0.0%
#           American Software, Inc. Class A                             173,242      1,772,266             0.0%
*           Amkor Technology, Inc.                                    1,340,129      8,335,602             0.1%
#*          Amtech Systems, Inc.                                         61,979        319,192             0.0%
#*          ANADIGICS, Inc.                                               9,137          2,102             0.0%
#*          Angie's List, Inc.                                           43,883        339,216             0.0%
*           Anixter International, Inc.                                 197,349     13,534,194             0.1%
            Astro-Med, Inc.                                              30,318        399,591             0.0%
            Atmel Corp.                                                 234,760      1,784,176             0.0%
*           Autobytel, Inc.                                             118,054      2,198,165             0.0%
#*          AVG Technologies NV                                         460,378     10,910,959             0.1%
*           Aviat Networks, Inc.                                        221,604        226,036             0.0%
#*          Avid Technology, Inc.                                       276,435      2,335,876             0.0%
#           AVX Corp.                                                   180,722      2,439,747             0.0%
*           Aware, Inc.                                                  95,329        307,913             0.0%
*           Axcelis Technologies, Inc.                                  946,598      2,650,474             0.0%
*           AXT, Inc.                                                   265,330        583,726             0.0%
#           Badger Meter, Inc.                                          125,188      7,583,889             0.1%
#*          Bankrate, Inc.                                              358,792      4,258,861             0.1%
#*          Barracuda Networks, Inc.                                    119,890      2,299,490             0.0%
#*          Bazaarvoice, Inc.                                            87,690        388,467             0.0%
            Bel Fuse, Inc. Class A                                        8,954        142,369             0.0%
            Bel Fuse, Inc. Class B                                       51,043        920,305             0.0%
            Belden, Inc.                                                275,451     17,637,128             0.2%
*           Benchmark Electronics, Inc.                                 241,894      4,784,663             0.1%
            Black Box Corp.                                              86,422      1,055,213             0.0%
            Blackbaud, Inc.                                             401,118     25,146,087             0.2%
*           Blackhawk Network Holdings, Inc.                            467,463     19,904,575             0.2%
*           Blucora, Inc.                                               302,781      2,967,254             0.0%
(degrees)*  Bogen Corp.                                                  11,900             --             0.0%
#*          Bottomline Technologies de, Inc.                            209,320      5,793,978             0.1%
#*          BroadSoft, Inc.                                              10,915        348,953             0.0%
*           BroadVision, Inc.                                            18,154        109,106             0.0%
            Brooks Automation, Inc.                                     518,585      5,725,178             0.1%
*           Bsquare Corp.                                                95,894      1,043,327             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Information Technology -- (Continued)
*   Cabot Microelectronics Corp.                                204,356 $ 8,617,693             0.1%
*   CACI International, Inc. Class A                            189,576  18,396,455             0.2%
#*  CalAmp Corp.                                                423,454   8,028,688             0.1%
*   Calix, Inc.                                                 403,799   2,822,555             0.0%
*   Carbonite, Inc.                                              31,425     318,021             0.0%
#*  Cardtronics, Inc.                                           387,123  13,355,743             0.1%
*   Cartesian, Inc.                                              42,154      98,640             0.0%
#*  Cascade Microtech, Inc.                                     116,031   1,777,595             0.0%
#   Cass Information Systems, Inc.                               61,106   3,187,289             0.0%
*   Ceva, Inc.                                                  168,534   3,938,640             0.0%
    Checkpoint Systems, Inc.                                    260,350   1,947,418             0.0%
#*  CIBER, Inc.                                                 541,160   1,931,941             0.0%
#*  Ciena Corp.                                               1,043,608  25,192,697             0.2%
#*  Cimpress NV                                                 235,990  18,619,611             0.2%
*   Cirrus Logic, Inc.                                          561,115  17,299,175             0.2%
#*  Clearfield, Inc.                                             83,859   1,176,542             0.0%
    Cognex Corp.                                                254,139   9,555,626             0.1%
#*  Coherent, Inc.                                              197,980  10,730,516             0.1%
    Cohu, Inc.                                                  191,870   2,415,643             0.0%
    Communications Systems, Inc.                                 32,263     261,653             0.0%
*   CommVault Systems, Inc.                                     134,178   5,436,893             0.1%
    Computer Task Group, Inc.                                    89,573     644,926             0.0%
#   Comtech Telecommunications Corp.                            112,763   2,724,354             0.0%
    Concurrent Computer Corp.                                    48,574     241,413             0.0%
#*  Constant Contact, Inc.                                      212,671   5,550,713             0.1%
#   Convergys Corp.                                             524,495  13,463,787             0.1%
*   CoreLogic, Inc.                                             662,683  25,831,383             0.3%
*   Covisint Corp.                                              175,089     369,438             0.0%
#*  Cray, Inc.                                                  298,454   8,843,192             0.1%
#*  Crexendo, Inc.                                               23,717      47,434             0.0%
#   CSG Systems International, Inc.                             282,274   9,461,824             0.1%
    CSP, Inc.                                                     8,385      47,124             0.0%
    CTS Corp.                                                   202,527   3,681,941             0.0%
#*  CUI Global, Inc.                                             10,370      64,916             0.0%
#*  CVD Equipment Corp.                                          10,329     123,432             0.0%
*   CyberOptics Corp.                                            28,233     198,760             0.0%
#   Cypress Semiconductor Corp.                               1,105,388  11,650,790             0.1%
#   Daktronics, Inc.                                            338,555   3,283,983             0.0%
*   Data I/O Corp.                                                7,300      21,900             0.0%
*   Datalink Corp.                                              160,463   1,171,380             0.0%
#*  Datawatch Corp.                                               5,812      31,734             0.0%
#*  Demand Media, Inc.                                           35,086     152,624             0.0%
#   Determine, Inc.                                              10,332      44,531             0.0%
*   DHI Group, Inc.                                             455,242   4,119,940             0.0%
#   Diebold, Inc.                                               534,284  19,699,051             0.2%
*   Digi International, Inc.                                    121,445   1,566,640             0.0%
#*  Digimarc Corp.                                               27,972     628,251             0.0%
#*  Diodes, Inc.                                                344,282   7,884,058             0.1%
*   DSP Group, Inc.                                             153,163   1,546,946             0.0%
*   DTS, Inc.                                                   145,353   4,325,705             0.1%
#   EarthLink Holdings Corp.                                    895,927   7,660,176             0.1%
#*  Eastman Kodak Co.                                               400       5,008             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Information Technology -- (Continued)
#   Ebix, Inc.                                                  168,578 $ 4,674,668             0.1%
*   Edgewater Technology, Inc.                                   43,768     347,518             0.0%
    Electro Rent Corp.                                          116,032   1,204,412             0.0%
    Electro Scientific Industries, Inc.                         187,380     875,065             0.0%
#*  Electronics for Imaging, Inc.                               385,555  17,905,174             0.2%
#*  Ellie Mae, Inc.                                             163,729  11,948,942             0.1%
*   ELXSI Corp.                                                   1,800      32,760             0.0%
#*  eMagin Corp.                                                 63,552     142,992             0.0%
*   Emcore Corp.                                                193,653   1,324,587             0.0%
#*  Endurance International Group Holdings, Inc.                 52,681     702,238             0.0%
#*  EnerNOC, Inc.                                               209,634   1,643,531             0.0%
*   Entegris, Inc.                                            1,129,723  14,494,346             0.1%
#*  Envestnet, Inc.                                             100,608   3,004,155             0.0%
*   EPAM Systems, Inc.                                          389,403  30,120,322             0.3%
#   Epiq Systems, Inc.                                          230,920   3,186,696             0.0%
*   ePlus, Inc.                                                  24,069   2,031,905             0.0%
*   Euronet Worldwide, Inc.                                     422,803  33,925,713             0.3%
#*  Everi Holdings, Inc.                                        465,501   2,178,545             0.0%
#*  Everyday Health, Inc.                                         6,143      57,744             0.0%
    Evolving Systems, Inc.                                        9,500      54,435             0.0%
*   Exar Corp.                                                  352,164   2,003,813             0.0%
*   ExlService Holdings, Inc.                                   283,901  12,565,458             0.1%
*   Extreme Networks, Inc.                                      454,145   1,630,381             0.0%
*   Fabrinet                                                    196,100   4,249,487             0.1%
    Fair Isaac Corp.                                            260,839  24,093,698             0.2%
#*  Fairchild Semiconductor International, Inc.                 900,322  15,017,371             0.2%
#*  FalconStor Software, Inc.                                   120,749     241,498             0.0%
#*  FARO Technologies, Inc.                                     124,302   4,200,165             0.0%
#   FEI Co.                                                      52,926   3,820,728             0.0%
#*  Finisar Corp.                                               724,354   8,235,905             0.1%
*   FormFactor, Inc.                                            418,472   3,448,209             0.0%
#   Forrester Research, Inc.                                    143,326   4,625,130             0.1%
*   Frequency Electronics, Inc.                                  47,309     516,614             0.0%
*   GigOptix, Inc.                                               36,619      90,815             0.0%
    Globalscape, Inc.                                            27,873     105,360             0.0%
#*  Glu Mobile, Inc.                                             79,505     327,561             0.0%
#*  GrubHub, Inc.                                               181,343   4,348,605             0.1%
#*  GSE Systems, Inc.                                            72,970      99,239             0.0%
*   GSI Group, Inc.                                             125,742   1,698,774             0.0%
#*  GSI Technology, Inc.                                         67,635     285,420             0.0%
*   GTT Communications, Inc.                                    146,143   2,735,797             0.0%
#*  Guidance Software, Inc.                                         203       1,145             0.0%
    Hackett Group, Inc. (The)                                   256,963   3,823,609             0.0%
#*  Harmonic, Inc.                                              706,156   4,067,459             0.0%
#   Heartland Payment Systems, Inc.                             322,867  23,892,158             0.2%
*   Higher One Holdings, Inc.                                   132,909     390,752             0.0%
*   HomeAway, Inc.                                               67,102   2,117,739             0.0%
#*  Hutchinson Technology, Inc.                                 216,492     378,861             0.0%
#*  ID Systems, Inc.                                             38,571     135,770             0.0%
#*  Identiv, Inc.                                                19,447      49,979             0.0%
*   IEC Electronics Corp.                                        27,055      95,775             0.0%
*   II-VI, Inc.                                                 335,898   6,086,472             0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Information Technology -- (Continued)
*   Image Sensing Systems, Inc.                                   3,600 $    13,572             0.0%
#*  Imation Corp.                                               175,886     355,290             0.0%
#*  Immersion Corp.                                              91,211   1,183,919             0.0%
#*  Infinera Corp.                                              725,584  14,337,540             0.1%
*   Innodata, Inc.                                               91,165     215,149             0.0%
*   Inphi Corp.                                                 100,004   2,977,119             0.0%
#*  Insight Enterprises, Inc.                                   280,238   7,118,045             0.1%
*   Integrated Device Technology, Inc.                        1,219,213  31,089,931             0.3%
    Integrated Silicon Solution, Inc.                           214,856   4,829,963             0.1%
#   InterDigital, Inc.                                          315,462  16,006,542             0.2%
#*  Internap Corp.                                              416,330   2,814,391             0.0%
#   Intersil Corp. Class A                                    1,074,457  14,558,892             0.1%
*   inTEST Corp.                                                 43,077     172,308             0.0%
#*  Intevac, Inc.                                               138,996     681,080             0.0%
*   IntraLinks Holdings, Inc.                                   402,642   3,523,117             0.0%
*   IntriCon Corp.                                               23,513     192,336             0.0%
*   Inuvo, Inc.                                                 117,043     335,913             0.0%
#*  iPass, Inc.                                                 464,144     395,265             0.0%
*   Iteris, Inc.                                                 24,274      58,015             0.0%
#*  Itron, Inc.                                                 305,791  11,231,703             0.1%
*   Ixia                                                        651,067   9,381,875             0.1%
    IXYS Corp.                                                  211,923   2,640,561             0.0%
#   j2 Global, Inc.                                             362,759  28,131,960             0.3%
#*  Kemet Corp.                                                 229,606     638,305             0.0%
*   Key Tronic Corp.                                             52,737     439,299             0.0%
#*  Kimball Electronics, Inc.                                   132,343   1,507,387             0.0%
#*  Knowles Corp.                                               134,448   2,239,904             0.0%
#*  Kopin Corp.                                                 494,036   1,319,076             0.0%
*   Kulicke & Soffa Industries, Inc.                            557,214   5,906,468             0.1%
#*  KVH Industries, Inc.                                        117,981   1,156,214             0.0%
*   Lantronix, Inc.                                               2,333       2,846             0.0%
#*  Lattice Semiconductor Corp.                                 800,010   3,664,046             0.0%
    Leidos Holdings, Inc.                                        64,788   3,405,905             0.0%
#   Lexmark International, Inc. Class A                         473,250  15,375,892             0.2%
*   LGL Group, Inc. (The)                                         7,103      27,666             0.0%
#*  Lightpath Technologies, Inc. Class A                          1,850       2,720             0.0%
*   Limelight Networks, Inc.                                    748,860   1,527,674             0.0%
*   Lionbridge Technologies, Inc.                               534,591   2,881,445             0.0%
*   Liquidity Services, Inc.                                     31,873     261,040             0.0%
#   Littelfuse, Inc.                                            196,750  19,661,227             0.2%
*   LoJack Corp.                                                 83,833     248,146             0.0%
#*  Lumentum Holdings, Inc.                                     267,995   3,843,048             0.0%
#*  M/A-COM Technology Solutions Holdings, Inc.                 380,650  12,843,131             0.1%
#*  Magnachip Semiconductor Corp.                               129,250     683,733             0.0%
#*  Manhattan Associates, Inc.                                  537,725  39,173,266             0.4%
    ManTech International Corp. Class A                         164,675   4,759,107             0.1%
    Marchex, Inc. Class B                                       117,063     505,712             0.0%
#*  Marin Software, Inc.                                          7,200      25,776             0.0%
#*  Mattersight Corp.                                            26,897     193,927             0.0%
#*  Mattson Technology, Inc.                                    428,552   1,002,812             0.0%
    MAXIMUS, Inc.                                               228,630  15,592,566             0.2%
*   MaxLinear, Inc. Class A                                      83,367   1,083,771             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Information Technology -- (Continued)
#*  Maxwell Technologies, Inc.                                203,275 $ 1,219,650             0.0%
#*  MeetMe, Inc.                                               16,285      41,852             0.0%
    Mentor Graphics Corp.                                     985,050  26,793,360             0.3%
*   Mercury Systems, Inc.                                     272,212   4,671,158             0.1%
#   Mesa Laboratories, Inc.                                    23,606   2,640,331             0.0%
#   Methode Electronics, Inc.                                 310,499  10,348,932             0.1%
*   Microsemi Corp.                                           765,049  27,549,414             0.3%
*   MicroStrategy, Inc. Class A                                12,055   2,074,304             0.0%
#   MKS Instruments, Inc.                                     441,870  15,571,499             0.2%
    MOCON, Inc.                                                23,794     326,216             0.0%
#*  ModusLink Global Solutions, Inc.                          328,390     949,047             0.0%
#*  MoneyGram International, Inc.                              97,079     981,469             0.0%
#   Monolithic Power Systems, Inc.                            202,516  12,641,049             0.1%
#   Monotype Imaging Holdings, Inc.                           295,191   8,070,522             0.1%
#*  Monster Worldwide, Inc.                                   779,186   4,885,496             0.1%
#*  MoSys, Inc.                                               167,152     232,341             0.0%
*   MRV Communications, Inc.                                   32,240     401,388             0.0%
#   MTS Systems Corp.                                         121,302   8,009,571             0.1%
#*  Multi-Fineline Electronix, Inc.                           154,331   2,867,470             0.0%
*   Nanometrics, Inc.                                         196,355   3,000,304             0.0%
*   NAPCO Security Technologies, Inc.                         112,721     759,740             0.0%
    NCI, Inc. Class A                                          46,459     721,973             0.0%
#*  NeoPhotonics Corp.                                         94,600     782,342             0.0%
*   NETGEAR, Inc.                                             258,701  10,710,221             0.1%
*   Netscout Systems, Inc.                                    249,300   8,942,391             0.1%
*   Newport Corp.                                             310,455   4,690,975             0.1%
    NIC, Inc.                                                 545,821  10,354,224             0.1%
#*  Novatel Wireless, Inc.                                    157,129     337,827             0.0%
#*  Numerex Corp. Class A                                      47,759     384,938             0.0%
    NVE Corp.                                                   4,893     290,106             0.0%
#*  Oclaro, Inc.                                              263,176     771,106             0.0%
*   OmniVision Technologies, Inc.                             365,126  10,541,188             0.1%
*   Omtool, Ltd.                                                3,470      10,844             0.0%
#*  Onvia, Inc.                                                 2,306       9,016             0.0%
    Optical Cable Corp.                                        26,264      82,206             0.0%
*   OSI Systems, Inc.                                         168,629  14,532,447             0.1%
*   PAR Technology Corp.                                       56,394     296,632             0.0%
#   Park Electrochemical Corp.                                124,134   2,028,350             0.0%
#*  Paycom Software, Inc.                                     237,856   9,040,907             0.1%
#   PC Connection, Inc.                                        50,404   1,171,389             0.0%
    PC-Tel, Inc.                                               58,100     332,042             0.0%
*   PCM, Inc.                                                  42,066     389,952             0.0%
#*  PDF Solutions, Inc.                                       234,005   2,471,093             0.0%
    Pegasystems, Inc.                                         523,780  14,608,224             0.1%
*   Perceptron, Inc.                                           68,704     546,197             0.0%
*   Perficient, Inc.                                          299,228   5,003,092             0.1%
    Pericom Semiconductor Corp.                               115,225   2,010,676             0.0%
*   PFSweb, Inc.                                               97,678   1,564,802             0.0%
#*  Photronics, Inc.                                          450,159   4,317,025             0.1%
*   Planar Systems, Inc.                                      280,770   1,749,197             0.0%
*   Planet Payment, Inc.                                       98,679     296,037             0.0%
    Plantronics, Inc.                                         323,821  17,363,282             0.2%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Information Technology -- (Continued)
*   Plexus Corp.                                                252,567 $ 8,743,870             0.1%
*   PMC-Sierra, Inc.                                          1,618,403  19,291,364             0.2%
*   Polycom, Inc.                                             1,076,288  14,831,249             0.2%
    Power Integrations, Inc.                                    237,259  12,007,678             0.1%
*   PRGX Global, Inc.                                           142,573     534,649             0.0%
*   Prism Technologies Group, Inc.                                1,533       2,790             0.0%
*   Progress Software Corp.                                     419,025  10,173,927             0.1%
    QAD, Inc. Class A                                           105,053   2,683,054             0.0%
    QAD, Inc. Class B                                            15,510     329,277             0.0%
*   QLogic Corp.                                                637,078   7,899,767             0.1%
*   Qualstar Corp.                                               25,800      30,444             0.0%
#*  Quantum Corp.                                               117,916      99,049             0.0%
#*  QuinStreet, Inc.                                            174,408     967,964             0.0%
*   Qumu Corp.                                                   38,807     101,286             0.0%
*   Radisys Corp.                                               163,544     420,308             0.0%
#*  Rambus, Inc.                                                991,948  10,236,903             0.1%
#*  RealD, Inc.                                                  78,786     801,254             0.0%
#*  RealNetworks, Inc.                                          268,525   1,041,877             0.0%
    Reis, Inc.                                                   76,552   1,863,276             0.0%
*   Relm Wireless Corp.                                          30,643     131,765             0.0%
*   RetailMeNot, Inc.                                           101,329     890,682             0.0%
#   RF Industries, Ltd.                                          35,415     159,722             0.0%
    Richardson Electronics, Ltd.                                 60,202     361,212             0.0%
#*  Rightside Group, Ltd.                                        19,068     153,497             0.0%
#*  Rocket Fuel, Inc.                                             5,395      24,817             0.0%
*   Rofin-Sinar Technologies, Inc.                              193,152   5,593,682             0.1%
#*  Rogers Corp.                                                126,012   5,862,078             0.1%
#*  Rosetta Stone, Inc.                                         149,250     982,065             0.0%
#*  Rovi Corp.                                                  588,429   5,384,125             0.1%
#*  Rubicon Technology, Inc.                                     85,425      93,968             0.0%
#*  Ruckus Wireless, Inc.                                       135,720   1,530,922             0.0%
#*  Rudolph Technologies, Inc.                                  312,338   3,994,803             0.0%
*   Sanmina Corp.                                               661,833  13,680,088             0.1%
*   ScanSource, Inc.                                            190,729   6,582,058             0.1%
    Science Applications International Corp.                    383,830  17,602,444             0.2%
*   SciQuest, Inc.                                               10,698     126,878             0.0%
#*  Seachange International, Inc.                               284,734   1,842,229             0.0%
#*  Semtech Corp.                                               457,994   8,014,895             0.1%
#*  ServiceSource International, Inc.                           137,999     589,256             0.0%
*   Sevcon, Inc.                                                  7,783      71,448             0.0%
*   ShoreTel, Inc.                                              293,014   2,766,052             0.0%
#*  Shutterstock, Inc.                                           21,628     615,965             0.0%
*   Sigma Designs, Inc.                                         307,207   2,706,494             0.0%
*   Sigmatron International, Inc.                                 2,200      14,520             0.0%
#*  Silicon Graphics International Corp.                         24,140     105,492             0.0%
#*  Silicon Laboratories, Inc.                                  353,312  17,655,001             0.2%
*   SMTC Corp.                                                   18,570      26,741             0.0%
*   SolarWinds, Inc.                                            127,803   7,416,408             0.1%
    Solera Holdings, Inc.                                        28,467   1,556,006             0.0%
*   Sonic Foundry, Inc.                                           9,010      67,845             0.0%
#*  Sonus Networks, Inc.                                        339,111   2,241,524             0.0%
*   Stamps.com, Inc.                                            125,812   9,512,645             0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Information Technology -- (Continued)
#*  StarTek, Inc.                                                50,089 $   180,320             0.0%
#*  Super Micro Computer, Inc.                                  356,776  10,064,651             0.1%
*   Support.com, Inc.                                           266,090     308,664             0.0%
*   Sykes Enterprises, Inc.                                     349,577  10,137,733             0.1%
*   Synacor, Inc.                                                14,700      19,551             0.0%
#*  Synaptics, Inc.                                             308,564  26,255,711             0.3%
#*  Synchronoss Technologies, Inc.                              359,790  12,657,412             0.1%
#   SYNNEX Corp.                                                312,895  27,672,434             0.3%
*   Syntel, Inc.                                                 62,507   2,940,329             0.0%
#*  Take-Two Interactive Software, Inc.                         497,211  16,507,405             0.2%
#*  Tangoe, Inc.                                                 18,090     149,785             0.0%
*   Tech Data Corp.                                             298,086  21,697,680             0.2%
*   TechTarget, Inc.                                             95,345     889,569             0.0%
*   TeleCommunication Systems, Inc. Class A                     462,178   1,890,308             0.0%
#*  Telenav, Inc.                                               280,321   2,018,311             0.0%
    TeleTech Holdings, Inc.                                     358,849  10,442,506             0.1%
#   Tessco Technologies, Inc.                                    46,989   1,026,240             0.0%
    Tessera Technologies, Inc.                                  476,460  16,661,806             0.2%
    TheStreet, Inc.                                             105,930     152,539             0.0%
*   TiVo, Inc.                                                  828,629   7,523,951             0.1%
    Transact Technologies, Inc.                                  38,096     364,579             0.0%
#*  Travelzoo, Inc.                                              59,133     528,649             0.0%
*   Tremor Video, Inc.                                           20,770      37,594             0.0%
*   Trio Tech International                                       3,256       7,977             0.0%
*   TSR, Inc.                                                     5,056      21,741             0.0%
#*  TTM Technologies, Inc.                                      563,569   4,114,054             0.0%
*   Tyler Technologies, Inc.                                     82,488  14,052,656             0.1%
#   Ubiquiti Networks, Inc.                                     145,928   4,258,179             0.1%
*   Ultra Clean Holdings, Inc.                                  179,327     875,116             0.0%
#*  Ultratech, Inc.                                             186,219   2,910,603             0.0%
#*  Unisys Corp.                                                336,696   4,511,726             0.1%
*   United Online, Inc.                                         100,319   1,171,726             0.0%
#*  Universal Display Corp.                                      66,242   2,272,763             0.0%
*   Universal Security Instruments, Inc.                          1,595       7,640             0.0%
#*  Unwired Planet, Inc.                                        201,488     170,680             0.0%
#*  USA Technologies, Inc.                                       16,830      47,797             0.0%
#*  VASCO Data Security International, Inc.                     125,817   2,391,781             0.0%
#*  Veeco Instruments, Inc.                                     304,396   5,485,216             0.1%
*   Verint Systems, Inc.                                        344,706  16,401,111             0.2%
#*  ViaSat, Inc.                                                392,956  25,919,378             0.3%
#*  Viavi Solutions, Inc.                                     1,343,777   7,995,473             0.1%
*   Vicon Industries, Inc.                                       14,689      24,237             0.0%
#*  Virtusa Corp.                                               244,031  14,014,700             0.1%
#   Vishay Intertechnology, Inc.                                990,618  10,500,551             0.1%
#*  Vishay Precision Group, Inc.                                 89,987   1,055,548             0.0%
    Wayside Technology Group, Inc.                                8,712     158,820             0.0%
*   Web.com Group, Inc.                                         434,331  10,193,749             0.1%
#*  WebMD Health Corp.                                          309,167  12,570,730             0.1%
*   Westell Technologies, Inc. Class A                          291,809     393,942             0.0%
*   Wireless Telecom Group, Inc.                                 64,760     102,321             0.0%
#*  Xcerra Corp.                                                353,520   2,453,429             0.0%
*   XO Group, Inc.                                              187,986   2,844,228             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                               SHARES       VALUE+     OF NET ASSETS**
                                                              --------- -------------- ---------------
Information Technology -- (Continued)
#*  Xoom Corp.                                                    3,423 $       85,370             0.0%
#*  Zhone Technologies, Inc.                                     37,543         46,553             0.0%
*   Zix Corp.                                                   433,457      2,245,307             0.0%
*   Zynga, Inc. Class A                                       5,432,082     12,874,034             0.1%
                                                                        --------------            ----
Total Information Technology                                             1,860,457,851            17.5%
                                                                        --------------            ----
Materials -- (3.9%)
    A Schulman, Inc.                                            240,838      8,643,676             0.1%
*   AEP Industries, Inc.                                         42,740      3,419,200             0.0%
#*  AK Steel Holding Corp.                                      302,016        872,826             0.0%
#*  AM Castle & Co.                                              94,594        226,080             0.0%
*   American Biltrite, Inc.                                          62         26,226             0.0%
#   American Vanguard Corp.                                     187,156      2,509,762             0.0%
    Ampco-Pittsburgh Corp.                                       43,178        500,433             0.0%
    Axiall Corp.                                                323,949      6,559,967             0.1%
#   Balchem Corp.                                               265,056     18,103,325             0.2%
*   Boise Cascade Co.                                           297,944      8,917,464             0.1%
    Cabot Corp.                                                  45,304      1,628,226             0.0%
    Calgon Carbon Corp.                                         419,084      7,208,245             0.1%
#   Carpenter Technology Corp.                                   64,453      2,146,929             0.0%
#*  Century Aluminum Co.                                        627,238      2,270,602             0.0%
#   Chase Corp.                                                  30,615      1,359,612             0.0%
*   Chemtura Corp.                                              695,757     22,222,479             0.2%
*   Clearwater Paper Corp.                                      154,827      7,807,926             0.1%
*   Codexis, Inc.                                                36,318        117,852             0.0%
#*  Coeur d'Alene Mines Corp.                                   616,538      1,664,653             0.0%
    Commercial Metals Co.                                       956,404     13,743,525             0.1%
#   Compass Minerals International, Inc.                        292,830     23,789,509             0.2%
#*  Contango ORE, Inc.                                            4,405         22,025             0.0%
#*  Core Molding Technologies, Inc.                              60,057      1,203,542             0.0%
#   Deltic Timber Corp.                                          87,272      5,407,373             0.1%
    Detrex Corp.                                                    500         13,072             0.0%
    Domtar Corp.                                                238,961      9,854,752             0.1%
*   Ferro Corp.                                                 679,218      8,483,433             0.1%
    Flamemaster Corp.                                               189          2,164             0.0%
#*  Flotek Industries, Inc.                                     308,361      5,581,334             0.1%
    Friedman Industries, Inc.                                    38,738        232,041             0.0%
#   FutureFuel Corp.                                            253,030      3,899,192             0.0%
    Globe Specialty Metals, Inc.                                529,760      6,685,571             0.1%
#   Gold Resource Corp.                                           2,596          6,750             0.0%
    Graphic Packaging Holding Co.                             1,211,196     17,150,535             0.2%
#   Greif, Inc. Class A                                          69,284      2,271,129             0.0%
    Greif, Inc. Class B                                             258          9,933             0.0%
*   Handy & Harman, Ltd.                                          7,068        167,865             0.0%
#   Hawkins, Inc.                                                55,985      2,320,018             0.0%
    Haynes International, Inc.                                   73,632      2,904,782             0.0%
    HB Fuller Co.                                               425,565     16,167,214             0.2%
#*  Headwaters, Inc.                                            634,868     13,046,537             0.1%
#   Hecla Mining Co.                                          1,576,201      3,262,736             0.0%
#*  Horsehead Holding Corp.                                     362,558      1,029,665             0.0%
    Innophos Holdings, Inc.                                     174,041      7,395,002             0.1%
#   Innospec, Inc.                                              212,865     11,758,663             0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES      VALUE+    OF NET ASSETS**
                                                                      --------- ------------ ---------------
Materials -- (Continued)
#*          Intrepid Potash, Inc.                                       186,728 $    720,770             0.0%
#           Kaiser Aluminum Corp.                                       122,587    9,965,097             0.1%
            KapStone Paper and Packaging Corp.                          668,072   14,530,566             0.1%
#           KMG Chemicals, Inc.                                          79,559    1,673,921             0.0%
            Koppers Holdings, Inc.                                      173,380    3,287,285             0.0%
*           Kraton Performance Polymers, Inc.                           224,746    4,582,571             0.1%
#           Kronos Worldwide, Inc.                                      170,893    1,350,055             0.0%
#*          Louisiana-Pacific Corp.                                   1,218,896   21,525,703             0.2%
#*          LSB Industries, Inc.                                        167,220    2,616,993             0.0%
            Materion Corp.                                              137,109    4,133,836             0.0%
#           McEwen Mining, Inc.                                         113,975      102,600             0.0%
            Mercer International, Inc.                                  387,470    4,184,676             0.1%
            Minerals Technologies, Inc.                                 286,966   16,913,776             0.2%
#           Myers Industries, Inc.                                      253,266    3,953,482             0.0%
#           Neenah Paper, Inc.                                          135,578    9,139,313             0.1%
#           Noranda Aluminum Holding Corp.                               36,482       62,749             0.0%
*           Northern Technologies International Corp.                    17,945      322,113             0.0%
#           Olin Corp.                                                  629,722   12,078,068             0.1%
#           Olympic Steel, Inc.                                          69,429      664,436             0.0%
#*          OMNOVA Solutions, Inc.                                      274,992    1,974,443             0.0%
#           PH Glatfelter Co.                                           221,129    4,289,903             0.1%
#           PolyOne Corp.                                               693,649   23,195,623             0.2%
            Quaker Chemical Corp.                                       111,174    8,824,992             0.1%
#           Rayonier Advanced Materials, Inc.                             6,635       61,175             0.0%
*           Real Industry, Inc.                                          14,271      135,574             0.0%
#*          Rentech, Inc.                                                 8,946       52,334             0.0%
*           Resolute Forest Products, Inc.                              191,910    1,433,568             0.0%
#           Schnitzer Steel Industries, Inc. Class A                    220,585    3,719,063             0.0%
            Schweitzer-Mauduit International, Inc.                      243,418    9,449,487             0.1%
            Sensient Technologies Corp.                                 393,827   25,705,088             0.3%
            Silgan Holdings, Inc.                                         7,879      400,805             0.0%
            Stepan Co.                                                  149,018    7,887,523             0.1%
#*          Stillwater Mining Co.                                       854,463    7,980,684             0.1%
            SunCoke Energy, Inc.                                        462,686    2,294,923             0.0%
            Synalloy Corp.                                               18,584      162,052             0.0%
#           TimkenSteel Corp.                                           117,016    1,245,050             0.0%
#*          Trecora Resources                                           117,092    1,667,390             0.0%
            Tredegar Corp.                                              106,828    1,523,367             0.0%
#           Tronox, Ltd. Class A                                        239,107    1,484,854             0.0%
*           UFP Technologies, Inc.                                        4,180      102,452             0.0%
            United States Lime & Minerals, Inc.                          28,260    1,380,501             0.0%
#*          Universal Stainless & Alloy Products, Inc.                   29,748      258,808             0.0%
#*          US Concrete, Inc.                                           109,704    6,084,184             0.1%
#           Valhi, Inc.                                                  46,472      114,786             0.0%
            Vulcan International Corp.                                      700       40,257             0.0%
            Wausau Paper Corp.                                          401,965    4,104,063             0.0%
*           Webco Industries, Inc.                                          600       31,950             0.0%
#           Worthington Industries, Inc.                                529,261   16,248,313             0.2%
                                                                                ------------             ---
Total Materials                                                                  496,275,067             4.7%
                                                                                ------------             ---
Other -- (0.0%)
(degrees)*  Allen Organ Co. Escrow Shares                                   800           --             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES      VALUE+    OF NET ASSETS**
                                                                      --------- ------------ ---------------
Other -- (Continued)
(degrees)*  Concord Camera Corp. Escrow Shares                          113,476 $         --             0.0%
(degrees)*  DLB Oil & Gas, Inc. Escrow Shares                             1,300           --             0.0%
(degrees)*  FRD Acquisition Co. Escrow Shares                           106,674           --             0.0%
(degrees)#  Gerber Scientific, Inc. Escrow Shares                       166,622           --             0.0%
(degrees)*  Petrocorp, Inc. Escrow Shares                                 6,900           --             0.0%
                                                                                ------------             ---
Total Other                                                                               --             0.0%
                                                                                ------------             ---
Real Estate Investment Trusts -- (0.0%)
#           CareTrust REIT, Inc.                                            861        9,746             0.0%
                                                                                ------------             ---
Telecommunication Services -- (0.8%)
#*          8x8, Inc.                                                    95,272    1,015,599             0.0%
*           Alaska Communications Systems Group, Inc.                    89,434      204,804             0.0%
            Alteva, Inc.                                                 24,398      108,327             0.0%
            Atlantic Tele-Network, Inc.                                  97,248    7,431,692             0.1%
#*          Boingo Wireless, Inc.                                       301,478    2,330,425             0.0%
#*          Cincinnati Bell, Inc.                                     1,692,532    6,380,846             0.1%
#           Cogent Communications Holdings, Inc.                        374,083   11,491,830             0.1%
#           Consolidated Communications Holdings, Inc.                  386,891    8,550,291             0.1%
#*          FairPoint Communications, Inc.                               34,431      552,273             0.0%
#*          General Communication, Inc. Class A                         317,717    6,470,307             0.1%
*           Hawaiian Telcom Holdco, Inc.                                 14,300      326,326             0.0%
#           IDT Corp. Class B                                           153,078    1,982,360             0.0%
            Inteliquent, Inc.                                           296,822    6,150,152             0.1%
#*          Intelsat SA                                                  98,676      653,235             0.0%
#*          Iridium Communications, Inc.                                190,546    1,564,383             0.0%
#           Lumos Networks Corp.                                        156,218    2,024,585             0.0%
#*          NTELOS Holdings Corp.                                       164,241    1,509,375             0.0%
#*          ORBCOMM, Inc.                                               430,941    2,559,789             0.0%
#*          Premiere Global Services, Inc.                              344,395    4,711,324             0.1%
#           Shenandoah Telecommunications Co.                           230,199   10,771,011             0.1%
            Spok Holdings, Inc.                                         132,142    2,382,520             0.0%
#*          Straight Path Communications, Inc. Class B                   56,353    1,746,943             0.0%
            Telephone & Data Systems, Inc.                              447,496   12,816,285             0.1%
*           United States Cellular Corp.                                 21,321      868,618             0.0%
*           Vonage Holdings Corp.                                     1,524,209    9,251,949             0.1%
                                                                                ------------             ---
Total Telecommunication Services                                                 103,855,249             1.0%
                                                                                ------------             ---
Utilities -- (3.6%)
#           ALLETE, Inc.                                                401,095   20,138,980             0.2%
            American States Water Co.                                   318,278   12,969,829             0.1%
#           Artesian Resources Corp. Class A                             26,587      647,659             0.0%
#           Atlantic Power Corp.                                        261,139      532,724             0.0%
#           Avista Corp.                                                519,399   17,581,656             0.2%
#           Black Hills Corp.                                           366,783   16,791,326             0.2%
            California Water Service Group                              399,812    8,939,796             0.1%
            Chesapeake Utilities Corp.                                  123,490    6,447,413             0.1%
            Cleco Corp.                                                 158,976    8,425,728             0.1%
#           Connecticut Water Service, Inc.                              74,534    2,743,597             0.0%
#           Consolidated Water Co., Ltd.                                 45,451      503,143             0.0%
#           Delta Natural Gas Co., Inc.                                  16,144      329,822             0.0%
*           Dynegy, Inc.                                                  1,300       25,259             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                     PERCENTAGE
                                                                         SHARES        VALUE+      OF NET ASSETS**
                                                                       ----------- --------------- ---------------
Utilities -- (Continued)
#            El Paso Electric Co.                                          333,696 $    12,904,024             0.1%
             Empire District Electric Co. (The)                            365,037       8,231,584             0.1%
             Gas Natural, Inc.                                              55,620         490,568             0.0%
#            Genie Energy, Ltd. Class B                                     91,024       1,032,212             0.0%
             Hawaiian Electric Industries, Inc.                            380,639      11,137,497             0.1%
#            IDACORP, Inc.                                                 394,859      26,396,324             0.3%
#            Laclede Group, Inc. (The)                                     386,433      22,633,381             0.2%
             MGE Energy, Inc.                                              249,056      10,278,541             0.1%
#            Middlesex Water Co.                                           111,579       2,875,391             0.0%
#            New Jersey Resources Corp.                                    718,357      22,757,550             0.2%
#            Northwest Natural Gas Co.                                     218,117      10,419,449             0.1%
#            NorthWestern Corp.                                            398,005      21,567,891             0.2%
#            ONE Gas, Inc.                                                 441,975      21,586,059             0.2%
#            Ormat Technologies, Inc.                                       89,791       3,386,917             0.0%
#            Otter Tail Corp.                                              277,917       7,626,043             0.1%
#            Pattern Energy Group, Inc.                                    345,069       8,071,164             0.1%
#            Piedmont Natural Gas Co., Inc.                                632,969      36,275,453             0.3%
             PNM Resources, Inc.                                           654,998      18,418,544             0.2%
             Portland General Electric Co.                                 690,542      25,605,297             0.2%
             RGC Resources, Inc.                                             6,328         131,622             0.0%
#            SJW Corp.                                                     157,901       5,010,199             0.1%
#            South Jersey Industries, Inc.                                 563,546      14,939,604             0.1%
             Southwest Gas Corp.                                           410,205      25,211,199             0.2%
#            UIL Holdings Corp.                                            438,403      22,354,169             0.2%
             Unitil Corp.                                                  117,691       4,174,500             0.0%
#            WGL Holdings, Inc.                                            427,325      26,592,435             0.3%
#            York Water Co. (The)                                           65,779       1,524,757             0.0%
                                                                                   ---------------           -----
Total Utilities                                                                        467,709,306             4.4%
                                                                                   ---------------           -----
TOTAL COMMON STOCKS                                                                 10,551,180,914            99.4%
                                                                                   ---------------           -----
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
(degrees)*   Enron TOPRS Escrow Shares                                      10,595              --             0.0%
                                                                                   ---------------           -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Capital Bank Corp. Contingent Value Rights                      2,560              --             0.0%
(degrees)*   Community Health Systems, Inc. Rights 01/04/16                680,526           6,465             0.0%
(degrees)#*  Furiex Pharmaceuticals Contingent Value Rights                 22,027         215,204             0.0%
(degrees)#*  Leap Wireless International, Inc. Contingent Value Rights     246,684         466,232             0.0%
(degrees)#*  Magnum Hunter Resources Corp. Warrants 04/15/16                32,271              --             0.0%
                                                                                   ---------------           -----
TOTAL RIGHTS/WARRANTS                                                                      687,901             0.0%
                                                                                   ---------------           -----
BONDS -- (0.0%)
Financials -- (0.0%)
(degrees)    Capital Properties, Inc., 5.000%                                2,340           2,337             0.0%
                                                                                   ---------------           -----
TOTAL INVESTMENT SECURITIES                                                         10,551,871,152
                                                                                   ---------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
             State Street Institutional Liquid Reserves, 0.140%         20,271,070      20,271,070             0.2%
                                                                                   ---------------           -----
SECURITIES LENDING COLLATERAL -- (17.4%)
(S)@         DFA Short Term Investment Fund                            193,218,545 $ 2,235,538,562            21.0%
                                                                                   ---------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $10,730,571,068)                               $12,807,680,784           120.6%
                                                                                   ===============           =====

U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                          INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   ------------------------------------------------------
                                       LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                   --------------- -------------- ------- ---------------
Common Stocks
   Consumer Discretionary          $ 1,889,527,550             --   --    $ 1,889,527,550
   Consumer Staples                    460,035,959             --   --        460,035,959
   Energy                              331,944,092 $        9,857   --        331,953,949
   Financials                        2,133,900,638         90,980   --      2,133,991,618
   Health Care                       1,017,778,568         52,927   --      1,017,831,495
   Industrials                       1,789,527,547          5,577   --      1,789,533,124
   Information Technology            1,860,457,851             --   --      1,860,457,851
   Materials                           496,275,067             --   --        496,275,067
   Other                                        --             --   --                 --
   Real Estate Investment Trusts             9,746             --   --              9,746
   Telecommunication Services          103,855,249             --   --        103,855,249
   Utilities                           467,709,306             --   --        467,709,306
Preferred Stocks
   Other                                        --             --   --                 --
Rights/Warrants                                 --        687,901   --            687,901
Bonds
   Financials                                   --          2,337   --              2,337
Temporary Cash Investments              20,271,070             --   --         20,271,070
Securities Lending Collateral                   --  2,235,538,562   --      2,235,538,562
                                   --------------- --------------   --    ---------------
TOTAL                              $10,571,292,643 $2,236,388,141   --    $12,807,680,784
                                   =============== ==============   ==    ===============

                           U.S. MICRO CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                            PERCENTAGE
                                                                      SHARES    VALUE+    OF NET ASSETS**
                                                                      ------- ----------- ---------------
COMMON STOCKS -- (84.8%)
Consumer Discretionary -- (15.0%)
#*          1-800-Flowers.com, Inc. Class A                           326,805 $ 3,245,174             0.1%
            A. H. Belo Corp. Class A                                  237,810   1,286,552             0.0%
            AMCON Distributing Co.                                      5,690     477,960             0.0%
#*          America's Car-Mart, Inc.                                  100,822   3,452,145             0.1%
#*          American Axle & Manufacturing Holdings, Inc.              735,911  16,307,788             0.3%
#*          American Public Education, Inc.                           129,956   2,823,944             0.1%
#           Arctic Cat, Inc.                                          130,974   2,690,206             0.1%
            Ark Restaurants Corp.                                      36,613     866,264             0.0%
#*          Ascent Capital Group, Inc. Class A                         59,363   1,292,926             0.0%
*           Ballantyne Strong, Inc.                                   100,209     437,913             0.0%
*           Barnes & Noble Education, Inc.                            382,048   5,635,208             0.1%
            Barnes & Noble, Inc.                                      618,728   8,037,277             0.2%
#           Bassett Furniture Industries, Inc.                         88,883   2,840,701             0.1%
            Beasley Broadcast Group, Inc. Class A                      65,543     277,247             0.0%
#*          Beazer Homes USA, Inc.                                    119,800   1,705,952             0.0%
#           bebe stores, Inc.                                         652,431     724,198             0.0%
*           Belmond, Ltd. Class A                                     194,185   2,085,547             0.1%
#*          BFC Financial Corp. Class A                                62,630     228,600             0.0%
(degrees)*  Big 4 Ranch, Inc.                                          35,000          --             0.0%
#           Big 5 Sporting Goods Corp.                                211,597   1,936,113             0.0%
*           Biglari Holdings, Inc.                                         54      20,743             0.0%
#*          BJ's Restaurants, Inc.                                    311,582  13,376,215             0.3%
#*          Black Diamond, Inc.                                       137,350     760,919             0.0%
#*          Blue Nile, Inc.                                           107,035   3,649,893             0.1%
#           Bob Evans Farms, Inc.                                     256,267  11,088,673             0.2%
#           Bon-Ton Stores, Inc. (The)                                113,614     357,884             0.0%
*           Books-A-Million, Inc.                                      60,674     192,337             0.0%
            Bowl America, Inc. Class A                                 55,406     828,320             0.0%
#*          Boyd Gaming Corp.                                          24,475     489,255             0.0%
#*          Bravo Brio Restaurant Group, Inc.                         151,842   1,782,625             0.0%
*           Bridgepoint Education, Inc.                                76,999     596,742             0.0%
*           Build-A-Bear Workshop, Inc.                               134,513   2,093,022             0.1%
#           Caleres, Inc.                                             500,753  15,303,012             0.3%
#           Callaway Golf Co.                                         835,829   8,316,499             0.2%
*           Cambium Learning Group, Inc.                               96,546     464,386             0.0%
            Canterbury Park Holding Corp.                              26,287     269,967             0.0%
#           Capella Education Co.                                      95,468   4,310,380             0.1%
#*          Career Education Corp.                                    421,038   1,519,947             0.0%
*           Carmike Cinemas, Inc.                                     221,963   5,684,472             0.1%
#           Carriage Services, Inc.                                   197,797   4,254,613             0.1%
*           Carrols Restaurant Group, Inc.                            355,440   4,179,974             0.1%
#           Cato Corp. (The) Class A                                  299,178  11,296,961             0.2%
#*          Cavco Industries, Inc.                                     62,759   6,188,037             0.1%
#*          Central European Media Enterprises, Ltd. Class A           37,076      80,084             0.0%
*           Century Casinos, Inc.                                       1,875      12,750             0.0%
*           Century Communities, Inc.                                   2,695      51,421             0.0%
*           Charles & Colvard, Ltd.                                    66,231      90,074             0.0%
#*          Cherokee, Inc.                                             83,205   1,510,171             0.0%
#           Children's Place, Inc. (The)                              251,866  13,517,648             0.3%
#*          Christopher & Banks Corp.                                 206,719     301,810             0.0%
            Churchill Downs, Inc.                                      21,192   3,111,621             0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED



                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  Chuy's Holdings, Inc.                                     131,407 $ 3,575,584             0.1%
#*  Cinedigm Corp. Class A                                    210,629     112,181             0.0%
    Citi Trends, Inc.                                         149,931   3,983,667             0.1%
    ClubCorp Holdings, Inc.                                   148,744   3,040,327             0.1%
#   Collectors Universe, Inc.                                  58,453   1,010,652             0.0%
#*  Conn's, Inc.                                              289,244   5,486,959             0.1%
#*  Container Store Group, Inc. (The)                           3,441      39,262             0.0%
#*  Cooper-Standard Holding, Inc.                               5,529     359,606             0.0%
#   Core-Mark Holding Co., Inc.                               213,399  17,347,205             0.4%
#*  Crocs, Inc.                                               666,794   7,201,375             0.2%
#*  Crown Media Holdings, Inc. Class A                        198,749   1,150,757             0.0%
#   CSS Industries, Inc.                                       52,055   1,421,102             0.0%
    Culp, Inc.                                                185,721   5,573,487             0.1%
*   Cumulus Media, Inc. Class A                               537,573     246,800             0.0%
#*  Daily Journal Corp.                                           200      40,940             0.0%
#*  Del Frisco's Restaurant Group, Inc.                       131,259   1,768,059             0.0%
#*  Delta Apparel, Inc.                                        77,201   1,268,412             0.0%
#*  Denny's Corp.                                             383,441   4,202,513             0.1%
#   Destination Maternity Corp.                                95,539     662,085             0.0%
#*  Destination XL Group, Inc.                                367,271   2,144,863             0.1%
    DineEquity, Inc.                                          105,178   8,777,104             0.2%
#*  Dixie Group, Inc. (The)                                   112,536     739,362             0.0%
#*  Dorman Products, Inc.                                     118,111   5,513,421             0.1%
    Dover Motorsports, Inc.                                   168,371     378,835             0.0%
    Drew Industries, Inc.                                     259,337  15,516,133             0.3%
#   Educational Development Corp.                              36,900     446,490             0.0%
#*  Eldorado Resorts, Inc.                                     14,473     143,283             0.0%
*   Emerson Radio Corp.                                       243,478     304,348             0.0%
*   Emmis Communications Corp. Class A                        300,222     282,209             0.0%
#*  Entercom Communications Corp. Class A                     350,227   3,866,506             0.1%
    Entravision Communications Corp. Class A                  935,250   8,192,790             0.2%
#   Escalade, Inc.                                             63,120     936,070             0.0%
#   Ethan Allen Interiors, Inc.                               316,255   8,605,299             0.2%
#*  EVINE Live, Inc.                                          401,480   1,035,818             0.0%
#   EW Scripps Co. (The) Class A                              630,173  13,901,616             0.3%
#*  Express, Inc.                                             299,534   5,781,006             0.1%
#*  Famous Dave's Of America, Inc.                             51,505     592,823             0.0%
#*  Fiesta Restaurant Group, Inc.                             303,064  10,716,343             0.2%
    Finish Line, Inc. (The) Class A                           567,505  10,572,618             0.2%
#   Flanigan's Enterprises, Inc.                               20,756     544,845             0.0%
#   Flexsteel Industries, Inc.                                 54,856   2,385,687             0.1%
#*  Fox Factory Holding Corp.                                  28,549     506,745             0.0%
*   Francesca's Holdings Corp.                                307,319   4,367,003             0.1%
#   Fred's, Inc. Class A                                      322,972   4,466,703             0.1%
#*  FTD Cos., Inc.                                            175,649   4,974,380             0.1%
#*  Fuel Systems Solutions, Inc.                              160,244     996,718             0.0%
*   Full House Resorts, Inc.                                    3,377       4,762             0.0%
*   G-III Apparel Group, Ltd.                                 386,892  21,313,880             0.4%
#*  Gaiam, Inc. Class A                                        68,289     467,780             0.0%
#*  Gaming Partners International Corp.                        14,659     136,036             0.0%
*   Genesco, Inc.                                              23,479   1,470,959             0.0%
*   Gentherm, Inc.                                            376,060  18,487,110             0.4%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Consumer Discretionary -- (Continued)
*   Global Eagle Entertainment, Inc.                            2,086 $    27,786             0.0%
#*  Gordmans Stores, Inc.                                      26,979      83,365             0.0%
*   Gray Television, Inc.                                     568,596   9,034,990             0.2%
*   Gray Television, Inc. Class A                              41,200     589,984             0.0%
*   Green Brick Partners, Inc.                                 17,221     181,682             0.0%
#   Harte-Hanks, Inc.                                         463,327   1,969,140             0.0%
    Haverty Furniture Cos., Inc.                              166,208   3,890,929             0.1%
    Haverty Furniture Cos., Inc. Class A                       18,855     433,854             0.0%
#*  Helen of Troy, Ltd.                                       188,726  18,723,506             0.4%
*   Here Media, Inc.(427105101)                                 9,920           1             0.0%
*   Here Media, Inc.(427105200)                                 9,920           1             0.0%
#*  hhgregg, Inc.                                             146,876     793,130             0.0%
#*  Hibbett Sports, Inc.                                      126,069   4,306,517             0.1%
#   Hooker Furniture Corp.                                     87,994   2,184,011             0.1%
*   Horizon Global Corp.                                      108,098     950,181             0.0%
#*  Ignite Restaurant Group, Inc.                               1,506       5,964             0.0%
#*  Insignia Systems, Inc.                                     51,150     143,220             0.0%
#*  Installed Building Products, Inc.                          27,880     617,542             0.0%
    International Speedway Corp. Class A                        7,420     257,400             0.0%
#   Interval Leisure Group, Inc.                              430,383   7,596,260             0.2%
*   Intrawest Resorts Holdings, Inc.                            4,006      35,894             0.0%
#*  iRobot Corp.                                              226,763   6,805,158             0.1%
#*  Isle of Capri Casinos, Inc.                                88,065   1,684,683             0.0%
#*  ITT Educational Services, Inc.                              8,949      29,532             0.0%
*   Jaclyn, Inc.                                               20,127     100,132             0.0%
#*  JAKKS Pacific, Inc.                                       157,758   1,249,443             0.0%
#*  Jamba, Inc.                                               154,075   2,041,494             0.0%
    Johnson Outdoors, Inc. Class A                             65,549   1,404,715             0.0%
    Journal Media Group, Inc.                                 190,692   2,334,070             0.1%
#*  K12, Inc.                                                 157,245   1,526,849             0.0%
#   KB Home                                                   406,777   5,328,779             0.1%
#   Kirkland's, Inc.                                          197,659   4,544,180             0.1%
*   Kona Grill, Inc.                                           70,419     968,261             0.0%
*   Koss Corp.                                                115,135     288,989             0.0%
#*  Krispy Kreme Doughnuts, Inc.                              750,994  10,281,108             0.2%
#   La-Z-Boy, Inc.                                            595,224  16,993,645             0.3%
#*  Lakeland Industries, Inc.                                  41,792     516,131             0.0%
*   Lazare Kaplan International, Inc.                          81,643     120,423             0.0%
*   LeapFrog Enterprises, Inc.                                403,343     322,674             0.0%
#   Libbey, Inc.                                              254,861   8,573,524             0.2%
#   Liberty Tax, Inc.                                             937      21,635             0.0%
    Lifetime Brands, Inc.                                     108,258   1,663,925             0.0%
#*  Loral Space & Communications, Inc.                         25,192   1,126,334             0.0%
*   Luby's, Inc.                                              247,470   1,153,210             0.0%
#*  M/I Homes, Inc.                                           202,170   4,639,801             0.1%
*   Malibu Boats, Inc. Class A                                  2,012      28,591             0.0%
    Marcus Corp. (The)                                        178,897   3,701,379             0.1%
#   Marine Products Corp.                                     333,731   2,359,478             0.1%
#*  MarineMax, Inc.                                           194,422   3,071,868             0.1%
#*  Martha Stewart Living Omnimedia, Inc. Class A             152,897     923,498             0.0%
#*  McClatchy Co. (The) Class A                               332,281     461,871             0.0%
    McRae Industries, Inc. Class A                              8,800     249,964             0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#   MDC Holdings, Inc.                                        370,370 $ 9,625,916             0.2%
#*  Meritage Homes Corp.                                       39,453   1,391,113             0.0%
#*  Modine Manufacturing Co.                                  358,766   3,002,871             0.1%
*   Monarch Casino & Resort, Inc.                             113,290   2,485,583             0.1%
#*  Motorcar Parts of America, Inc.                           171,149   5,760,875             0.1%
#   Movado Group, Inc.                                        185,070   4,763,702             0.1%
    NACCO Industries, Inc. Class A                             37,647   1,687,715             0.0%
    Nathan's Famous, Inc.                                      55,586   2,214,546             0.1%
    National American University Holdings, Inc.                   584       1,629             0.0%
    National CineMedia, Inc.                                  589,640   8,372,888             0.2%
*   Nautilus, Inc.                                            361,548   6,160,778             0.1%
*   New York & Co., Inc.                                      629,975   1,650,534             0.0%
    Nexstar Broadcasting Group, Inc. Class A                  300,962  16,020,207             0.3%
*   Nobility Homes, Inc.                                       43,800     492,969             0.0%
    Nutrisystem, Inc.                                         341,924   7,908,702             0.2%
#*  Overstock.com, Inc.                                        66,674   1,044,115             0.0%
    Oxford Industries, Inc.                                   189,367  13,789,705             0.3%
*   P&F Industries, Inc. Class A                                6,745      68,125             0.0%
#*  Pacific Sunwear of California, Inc.                       131,108      35,111             0.0%
#   Papa John's International, Inc.                           370,057  25,966,900             0.5%
#*  Papa Murphy's Holdings, Inc.                                1,900      26,239             0.0%
#*  Pegasus Cos., Inc. (The)                                      566     382,050             0.0%
#*  Penn National Gaming, Inc.                                102,419   1,829,203             0.0%
*   Pep Boys-Manny, Moe & Jack (The)                          436,102   6,558,974             0.1%
#*  Perfumania Holdings, Inc.                                  56,683     211,428             0.0%
*   Perry Ellis International, Inc.                           118,461   2,543,358             0.1%
#   PetMed Express, Inc.                                      208,381   3,504,968             0.1%
#   Pier 1 Imports, Inc.                                      256,307   1,901,798             0.0%
#*  Popeyes Louisiana Kitchen, Inc.                           276,415  15,600,863             0.3%
#*  Potbelly Corp.                                              8,034      89,981             0.0%
*   QEP Co., Inc.                                              33,487     569,279             0.0%
#*  Radio One, Inc. Class D                                   313,686     674,425             0.0%
#*  Rave Restaurant Group, Inc.                                36,300     289,311             0.0%
#*  RCI Hospitality Holdings, Inc.                             60,552     601,887             0.0%
#*  ReachLocal, Inc.                                            4,933       7,104             0.0%
*   Reading International, Inc. Class A                       137,425   2,130,087             0.1%
#*  Reading International, Inc. Class B                        11,620     177,554             0.0%
*   Red Lion Hotels Corp.                                     155,196   1,271,055             0.0%
#*  Red Robin Gourmet Burgers, Inc.                           165,213  12,372,802             0.3%
#*  Regis Corp.                                               365,059   6,030,775             0.1%
#   Remy International, Inc.                                   18,172     535,892             0.0%
#   Rent-A-Center, Inc.                                        10,544     193,904             0.0%
#*  Rentrak Corp.                                              23,948   1,321,451             0.0%
    Rocky Brands, Inc.                                         55,046     701,837             0.0%
#*  Ruby Tuesday, Inc.                                        451,904   2,363,458             0.1%
    Ruth's Hospitality Group, Inc.                            386,548   5,995,359             0.1%
#   Saga Communications, Inc. Class A                          51,688   2,223,618             0.1%
    Salem Media Group, Inc.                                   167,151   1,051,380             0.0%
#   Scholastic Corp.                                            3,144     128,495             0.0%
#*  Scientific Games Corp. Class A                            182,997   2,029,437             0.0%
*   Sears Hometown and Outlet Stores, Inc.                      2,444      19,650             0.0%
*   Select Comfort Corp.                                      435,586   9,234,423             0.2%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  Shiloh Industries, Inc.                                   147,392 $ 1,111,336             0.0%
#   Shoe Carnival, Inc.                                       158,757   3,567,270             0.1%
#*  Shutterfly, Inc.                                           53,403   2,227,439             0.1%
#*  Sizmek, Inc.                                              187,558   1,112,219             0.0%
*   Skechers U.S.A., Inc. Class A                             159,567   4,978,490             0.1%
*   Skullcandy, Inc.                                          177,023     991,329             0.0%
*   Skyline Corp.                                              74,294     260,029             0.0%
*   Smith & Wesson Holding Corp.                               95,719   1,709,541             0.0%
#   Sonic Automotive, Inc. Class A                            399,334   9,959,390             0.2%
#   Sonic Corp.                                               646,038  18,437,925             0.4%
*   Spanish Broadcasting System, Inc. Class A                  36,748     209,831             0.0%
    Spartan Motors, Inc.                                      175,741     725,810             0.0%
*   Spectrum Group International, Inc.                            278     169,580             0.0%
#   Speedway Motorsports, Inc.                                233,884   4,319,837             0.1%
*   Sportsman's Warehouse Holdings, Inc.                       30,287     325,888             0.0%
#   Stage Stores, Inc.                                        227,447   2,213,059             0.1%
    Standard Motor Products, Inc.                             255,634  11,311,804             0.2%
*   Stanley Furniture Co., Inc.                                51,183     143,824             0.0%
#   Stein Mart, Inc.                                          329,711   2,921,239             0.1%
*   Steiner Leisure, Ltd.                                      98,927   6,268,015             0.1%
*   Stoneridge, Inc.                                          231,879   2,942,545             0.1%
#   Strattec Security Corp.                                    30,152   1,803,693             0.0%
#*  Strayer Education, Inc.                                    51,431   2,721,729             0.1%
    Sturm Ruger & Co., Inc.                                   187,059  10,651,139             0.2%
    Superior Industries International, Inc.                   235,649   4,637,572             0.1%
#   Superior Uniform Group, Inc.                              112,846   1,922,896             0.0%
    Sypris Solutions, Inc.                                    166,119     124,589             0.0%
#*  Systemax, Inc.                                            332,058   3,078,178             0.1%
*   Tandy Leather Factory, Inc.                               101,284     768,746             0.0%
#*  Tile Shop Holdings, Inc.                                   40,563     588,569             0.0%
#*  Tilly's, Inc. Class A                                      33,543     244,528             0.0%
*   TopBuild Corp.                                              2,830      79,608             0.0%
*   Tower International, Inc.                                 128,354   3,525,884             0.1%
#*  Town Sports International Holdings, Inc.                  194,378     565,640             0.0%
*   Trans World Entertainment Corp.                           218,126     828,879             0.0%
#*  Tuesday Morning Corp.                                     304,787   1,648,898             0.0%
#*  Tumi Holdings, Inc.                                       187,338   3,003,028             0.1%
*   Unifi, Inc.                                               161,692   4,946,158             0.1%
*   Universal Electronics, Inc.                               175,190   8,333,788             0.2%
    Universal Technical Institute, Inc.                       204,489     869,078             0.0%
*   US Auto Parts Network, Inc.                                62,898     128,941             0.0%
#*  Vera Bradley, Inc.                                        159,027   1,989,428             0.0%
#*  Vince Holding Corp.                                         6,553      29,816             0.0%
#*  Vitamin Shoppe, Inc.                                      313,847   9,004,270             0.2%
#*  VOXX International Corp.                                  169,448     874,352             0.0%
*   WCI Communities, Inc.                                      13,703     327,365             0.0%
#*  West Marine, Inc.                                         179,250   1,824,765             0.0%
#   Weyco Group, Inc.                                         109,955   3,121,622             0.1%
#*  William Lyon Homes Class A                                 83,265   1,776,875             0.0%
#   Winmark Corp.                                              54,273   5,468,005             0.1%
#   Winnebago Industries, Inc.                                302,585   6,351,259             0.1%
#*  Zagg, Inc.                                                173,308   1,469,652             0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES     VALUE+    OF NET ASSETS**
                                                              ------- ------------ ---------------
Consumer Discretionary -- (Continued)
#*  Zumiez, Inc.                                              254,407 $  4,447,034             0.1%
                                                                      ------------            ----
Total Consumer Discretionary                                           883,531,802            17.6%
                                                                      ------------            ----
Consumer Staples -- (3.6%)
#   Alico, Inc.                                                67,264    2,871,500             0.1%
*   Alliance One International, Inc.                           68,003    1,196,853             0.0%
#   Andersons, Inc. (The)                                     260,463    9,220,390             0.2%
#   B&G Foods, Inc.                                            36,240    1,315,150             0.0%
#*  Boulder Brands, Inc.                                      508,022    4,501,075             0.1%
*   Bridgford Foods Corp.                                      72,953      649,282             0.0%
#   Cal-Maine Foods, Inc.                                     206,723   11,051,412             0.2%
    Calavo Growers, Inc.                                      182,356    9,374,922             0.2%
*   CCA Industries, Inc.                                       35,363      134,026             0.0%
*   Central Garden & Pet Co.                                   75,174    1,196,018             0.0%
*   Central Garden & Pet Co. Class A                          313,113    5,285,347             0.1%
#*  Chefs' Warehouse, Inc. (The)                               63,095      955,889             0.0%
#   Coca-Cola Bottling Co. Consolidated                        73,233   15,467,542             0.3%
#*  Coffee Holding Co., Inc.                                   14,908       63,359             0.0%
#*  Craft Brew Alliance, Inc.                                  91,510      700,967             0.0%
#   Dean Foods Co.                                            553,815   10,029,590             0.2%
#*  Diamond Foods, Inc.                                        97,176    3,850,113             0.1%
#*  Farmer Bros Co.                                            96,943    2,751,242             0.1%
*   Glacier Water Services, Inc.                               23,971      332,717             0.0%
    Golden Enterprises, Inc.                                   99,219      404,814             0.0%
#   Ingles Markets, Inc. Class A                              151,148    7,548,331             0.2%
#   Inter Parfums, Inc.                                       294,910    8,145,414             0.2%
#*  Inventure Foods, Inc.                                      51,016      441,799             0.0%
    J&J Snack Foods Corp.                                      68,614    8,425,113             0.2%
    John B. Sanfilippo & Son, Inc.                             70,010    4,531,047             0.1%
#*  Landec Corp.                                              250,895    3,086,008             0.1%
    Liberator Medical Holdings, Inc.                            6,507       15,747             0.0%
#*  Lifeway Foods, Inc.                                       151,476    1,719,253             0.0%
#   Limoneira Co.                                               2,685       42,584             0.0%
*   Mannatech, Inc.                                            10,017      248,622             0.0%
#*  Medifast, Inc.                                            138,961    3,886,739             0.1%
#   MGP Ingredients, Inc.                                     115,457    2,000,870             0.1%
#*  National Beverage Corp.                                   396,141   14,910,747             0.3%
*   Natural Alternatives International, Inc.                   70,731      418,020             0.0%
#*  Natural Grocers by Vitamin Cottage, Inc.                   27,035      647,488             0.0%
#   Natural Health Trends Corp.                                 4,297      211,670             0.0%
#   Nature's Sunshine Products, Inc.                          153,100    1,814,235             0.0%
#*  Nutraceutical International Corp.                          60,190    1,474,655             0.0%
#   Oil-Dri Corp. of America                                   57,161    1,793,712             0.0%
#*  Omega Protein Corp.                                       159,161    2,896,730             0.1%
#   Orchids Paper Products Co.                                 61,874    1,813,527             0.0%
*   Primo Water Corp.                                           6,355       55,924             0.0%
*   Reliv International, Inc.                                  85,154       58,756             0.0%
#*  Revlon, Inc. Class A                                      329,763   10,344,665             0.2%
    Rocky Mountain Chocolate Factory, Inc.                     71,128      786,676             0.0%
*   Scheid Vineyards, Inc. Class A                              2,900       91,495             0.0%
    Scope Industries                                            8,083    1,596,393             0.0%
#*  Seneca Foods Corp. Class A                                 33,144      967,142             0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                               SHARES      VALUE+    OF NET ASSETS**
                                                              --------- ------------ ---------------
Consumer Staples -- (Continued)
*   Seneca Foods Corp. Class B                                   11,120 $    351,003             0.0%
    SpartanNash Co.                                             326,624    9,112,810             0.2%
*   Tofutti Brands, Inc.                                         26,329      116,111             0.0%
    United-Guardian, Inc.                                        39,576      745,216             0.0%
#   Universal Corp.                                             100,958    5,452,742             0.1%
#*  USANA Health Sciences, Inc.                                 135,744   17,456,678             0.4%
#   Village Super Market, Inc. Class A                           69,874    1,751,042             0.0%
#   WD-40 Co.                                                   165,539   15,822,218             0.3%
#   Weis Markets, Inc.                                            1,092       44,925             0.0%
                                                                        ------------             ---
Total Consumer Staples                                                   212,178,315             4.2%
                                                                        ------------             ---
Energy -- (1.7%)
#*  Abraxas Petroleum Corp.                                     430,768      684,921             0.0%
    Adams Resources & Energy, Inc.                               38,954    1,731,895             0.1%
#   Alon USA Energy, Inc.                                       534,774    8,957,464             0.2%
    AMEN Properties, Inc.                                           123       62,300             0.0%
#*  Approach Resources, Inc.                                    202,666      478,292             0.0%
*   Barnwell Industries, Inc.                                    68,834      145,240             0.0%
#*  Basic Energy Services, Inc.                                 297,748    1,104,645             0.0%
#*  Bill Barrett Corp.                                          200,043      974,209             0.0%
#*  Bonanza Creek Energy, Inc.                                    3,720       21,167             0.0%
#*  C&J Energy Services, Ltd.                                   172,073      858,644             0.0%
#*  Callon Petroleum Co.                                        453,536    3,936,692             0.1%
#*  Clayton Williams Energy, Inc.                               106,541    6,346,647             0.1%
#*  Clean Energy Fuels Corp.                                    303,619    1,715,447             0.1%
#*  Cloud Peak Energy, Inc.                                     368,334    1,093,952             0.0%
#   Comstock Resources, Inc.                                    330,845      760,944             0.0%
#*  Contango Oil & Gas Co.                                      126,570      968,261             0.0%
#*  Dawson Geophysical Co.                                      150,649      489,609             0.0%
    DHT Holdings, Inc.                                          404,324    3,177,987             0.1%
#*  Dorian LPG, Ltd.                                              4,167       49,087             0.0%
#*  Emerald Oil, Inc.                                            17,836       36,385             0.0%
#   Energy XXI, Ltd.                                                 50           87             0.0%
*   ENGlobal Corp.                                              238,421      247,958             0.0%
*   Era Group, Inc.                                              34,003      472,982             0.0%
    Evolution Petroleum Corp.                                    30,369      209,546             0.0%
#*  FieldPoint Petroleum Corp.                                   11,304       16,052             0.0%
*   Forum Energy Technologies, Inc.                               1,653       21,902             0.0%
#   GasLog, Ltd.                                                  3,624       41,930             0.0%
#*  Gastar Exploration, Inc.                                    420,520      660,216             0.0%
#*  Geospace Technologies Corp.                                  69,429    1,066,429             0.0%
    Green Plains, Inc.                                          259,108    5,314,305             0.1%
    Gulf Island Fabrication, Inc.                                99,605    1,007,007             0.0%
#   Gulfmark Offshore, Inc. Class A                             112,621      702,755             0.0%
#   Hallador Energy Co.                                           1,400        8,526             0.0%
#*  Harvest Natural Resources, Inc.                             153,672      152,135             0.0%
#*  HKN, Inc.                                                     1,132       31,696             0.0%
#*  Hornbeck Offshore Services, Inc.                              6,673       90,152             0.0%
#*  ION Geophysical Corp.                                     1,119,710      414,293             0.0%
#*  Jones Energy, Inc. Class A                                   16,296       83,761             0.0%
#*  Key Energy Services, Inc.                                   673,541      353,878             0.0%
#*  Matrix Service Co.                                          284,420    6,456,334             0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                              PERCENTAGE
                                                                       SHARES     VALUE+    OF NET ASSETS**
                                                                       ------- ------------ ---------------
Energy -- (Continued)
*            Mexco Energy Corp.                                          4,895 $     14,244             0.0%
#*           Mitcham Industries, Inc.                                   80,711      358,357             0.0%
*            Natural Gas Services Group, Inc.                           64,284    1,447,676             0.0%
#*           Newpark Resources, Inc.                                   839,970    4,754,230             0.1%
#*           Nordic American Offshore, Ltd.                                571        3,443             0.0%
#            Nordic American Tankers, Ltd.                              66,007    1,008,587             0.0%
#*           Northern Oil and Gas, Inc.                                320,656    1,616,106             0.1%
#*           Nuverra Environmental Solutions, Inc.                     113,082      192,239             0.0%
#*           Overseas Shipholding Group, Inc. Class B                   18,861       66,014             0.0%
*            Pacific Ethanol, Inc.                                          31          186             0.0%
#            Panhandle Oil and Gas, Inc. Class A                       128,141    2,355,232             0.1%
#*           Par Pacific Holdings, Inc.                                  7,452      169,906             0.0%
#*           Parker Drilling Co.                                       889,594    2,544,239             0.1%
#*           Penn Virginia Corp.                                       216,644      134,081             0.0%
#*           PetroQuest Energy, Inc.                                   400,803      448,899             0.0%
#*           PHI, Inc.(69336T106)                                        9,745      175,313             0.0%
#*           PHI, Inc.(69336T205)                                      108,226    2,060,623             0.1%
*            Pioneer Energy Services Corp.                             436,109    1,007,412             0.0%
#*           Renewable Energy Group, Inc.                              228,849    1,805,619             0.1%
#*           REX American Resources Corp.                               55,181    3,029,989             0.1%
#*           Rex Energy Corp.                                          296,053      669,080             0.0%
#*           RigNet, Inc.                                               48,605    1,458,150             0.0%
*            Ring Energy, Inc.                                           5,076       52,740             0.0%
             Scorpio Tankers, Inc.                                     206,320    1,881,638             0.1%
#*           SEACOR Holdings, Inc.                                      14,820      865,784             0.0%
#            Ship Finance International, Ltd.                              912       15,586             0.0%
*            Steel Excel, Inc.                                          73,655    1,241,087             0.0%
#*           Stone Energy Corp.                                         41,988      234,713             0.0%
#*           Synergy Resources Corp.                                   985,755   11,030,598             0.2%
(degrees)#*  Syntroleum Corp.                                           44,574       36,374             0.0%
             Teekay Tankers, Ltd. Class A                              163,132    1,246,328             0.0%
#            Tesco Corp.                                               185,542    1,484,336             0.0%
*            TETRA Technologies, Inc.                                  569,907    3,841,173             0.1%
#*           Triangle Petroleum Corp.                                  634,445      761,334             0.0%
#*           Unit Corp.                                                  2,111       26,620             0.0%
#*           Vaalco Energy, Inc.                                       531,382      977,743             0.0%
#            W&T Offshore, Inc.                                        185,160      603,622             0.0%
#*           Warren Resources, Inc.                                     47,287       21,326             0.0%
#*           Westmoreland Coal Co.                                       7,079       50,686             0.0%
*            Willbros Group, Inc.                                      261,411      522,822             0.0%
                                                                               ------------             ---
Total Energy                                                                    101,159,867             2.0%
                                                                               ------------             ---
Financials -- (16.6%)
*            1st Constitution Bancorp                                   17,121      206,993             0.0%
#            1st Source Corp.                                          213,033    6,765,928             0.1%
             A-Mark Precious Metals, Inc.                               69,658    1,010,041             0.0%
#            Access National Corp.                                      59,660    1,234,365             0.0%
(degrees)*   Alliance Bancorp, Inc. of Pennsylvania                     13,199      342,109             0.0%
*            Altisource Asset Management Corp.                           9,319      229,247             0.0%
*            Altisource Portfolio Solutions SA                           5,208      139,626             0.0%
#*           Ambac Financial Group, Inc.                               204,334    3,299,994             0.1%
             Ameriana Bancorp                                           20,650      484,036             0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Financials -- (Continued)
*   American Independence Corp.                                 3,596 $    35,241             0.0%
#   American National Bankshares, Inc.                         54,415   1,371,258             0.0%
*   American River Bankshares                                  20,521     213,624             0.0%
#   Ameris Bancorp                                            217,502   6,851,313             0.1%
    AMERISAFE, Inc.                                           166,311   9,102,201             0.2%
#   AmeriServ Financial, Inc.                                 189,054     625,769             0.0%
*   Anchor Bancorp, Inc.                                          800      19,096             0.0%
    Argo Group International Holdings, Ltd.                    57,806   3,614,031             0.1%
#   Arrow Financial Corp.                                     124,011   3,422,704             0.1%
    ASB Financial Corp.                                         4,400      55,440             0.0%
*   Asta Funding, Inc.                                         50,151     431,299             0.0%
#   Astoria Financial Corp.                                   782,419  12,487,407             0.3%
    Atlantic American Corp.                                     7,131      31,448             0.0%
*   Atlantic Coast Financial Corp.                                738       4,517             0.0%
*   Atlanticus Holdings Corp.                                 140,864     425,409             0.0%
#*  Atlas Financial Holdings, Inc.                              2,685      51,069             0.0%
    Auburn National Bancorporation, Inc.                       11,571     308,251             0.0%
#*  AV Homes, Inc.                                             84,888   1,123,917             0.0%
    Baldwin & Lyons, Inc. Class A                               3,548      81,959             0.0%
#   Baldwin & Lyons, Inc. Class B                              90,872   2,110,957             0.1%
#   Banc of California, Inc.                                   79,984   1,042,991             0.0%
#   Bancfirst Corp.                                           118,338   7,293,171             0.2%
    Bancorp of New Jersey, Inc.                                 1,246      13,787             0.0%
#*  Bancorp, Inc. (The)                                       265,198   1,909,426             0.0%
#   Bank Mutual Corp.                                         179,557   1,299,993             0.0%
    Bank of Commerce Holdings                                  19,956     124,525             0.0%
    Bank of Marin Bancorp                                         213      11,327             0.0%
#   BankFinancial Corp.                                       210,776   2,598,868             0.1%
    Banner Corp.                                              187,166   9,184,236             0.2%
    Bar Harbor Bankshares                                      40,992   1,449,067             0.0%
#   BBCN Bancorp, Inc.                                        831,107  13,954,287             0.3%
#*  BBX Capital Corp. Class A                                  11,845     217,356             0.0%
#   BCB Bancorp, Inc.                                          54,608     546,626             0.0%
#*  Bear State Financial, Inc.                                 50,526     553,260             0.0%
*   Beneficial Bancorp, Inc.                                  308,591   4,280,157             0.1%
#   Berkshire Bancorp, Inc.                                    10,471      81,412             0.0%
    Berkshire Hills Bancorp, Inc.                             186,657   5,338,390             0.1%
    BNC Bancorp                                                16,482     370,021             0.0%
*   BNCCORP, Inc.                                              12,585     211,428             0.0%
#*  BofI Holding, Inc.                                        172,404  13,794,044             0.3%
    Boston Private Financial Holdings, Inc.                   923,741  10,586,072             0.2%
#   Bridge Bancorp, Inc.                                       44,259   1,270,676             0.0%
    Brookline Bancorp, Inc.                                   649,392   7,370,599             0.2%
#   Bryn Mawr Bank Corp.                                      108,655   3,165,120             0.1%
    C&F Financial Corp.                                        14,164     538,232             0.0%
    Calamos Asset Management, Inc. Class A                    149,909   1,407,646             0.0%
    California First National Bancorp                          81,133   1,083,937             0.0%
#   Camden National Corp.                                      76,305   2,982,762             0.1%
    Cape Bancorp, Inc.                                         10,939     140,566             0.0%
#   Capital Bank Financial Corp. Class A                       54,320   1,754,536             0.0%
#   Capital City Bank Group, Inc.                             145,995   2,254,163             0.1%
*   Capital Properties, Inc. Class A                           11,044     138,050             0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Financials -- (Continued)
    Cardinal Financial Corp.                                  325,802 $ 7,405,479             0.2%
*   Carolina Bank Holdings, Inc.                                4,335      64,201             0.0%
*   Carver Bancorp, Inc.                                          300       2,175             0.0%
#*  Cascade Bancorp                                           118,958     667,354             0.0%
#   Cash America International, Inc.                          261,915   9,043,925             0.2%
#   Centerstate Banks, Inc.                                   108,628   1,583,796             0.0%
    Central Pacific Financial Corp.                           123,886   2,770,091             0.1%
#   Century Bancorp, Inc. Class A                              18,900     840,105             0.0%
#   Charter Financial Corp.                                     4,869      63,784             0.0%
    Chemical Financial Corp.                                  247,489   8,397,302             0.2%
    Chicopee Bancorp, Inc.                                     26,112     433,198             0.0%
#   Citizens & Northern Corp.                                     761      15,075             0.0%
    Citizens Community Bancorp, Inc.                            4,432      39,356             0.0%
    Citizens First Corp.                                        1,442      20,188             0.0%
    Citizens Holding Co.                                        9,925     208,624             0.0%
#*  Citizens, Inc.                                            389,685   3,273,354             0.1%
#   City Holding Co.                                          162,199   7,757,978             0.2%
    CKX Lands, Inc.                                            14,943     174,385             0.0%
#   Clifton Bancorp, Inc.                                      96,090   1,400,992             0.0%
#   CNB Financial Corp.                                        54,933   1,020,655             0.0%
#   CoBiz Financial, Inc.                                     244,894   3,051,379             0.1%
    Codorus Valley Bancorp, Inc.                               12,699     261,720             0.0%
    Cohen & Steers, Inc.                                        4,068     124,440             0.0%
*   Colony Bankcorp, Inc.                                      37,943     345,661             0.0%
#   Columbia Banking System, Inc.                             371,920  12,392,374             0.3%
    Commercial National Financial Corp.                        10,640     262,010             0.0%
#   Community Bank System, Inc.                               328,690  13,397,404             0.3%
*   Community Bankers Trust Corp.                               2,000      10,520             0.0%
#   Community Trust Bancorp, Inc.                             151,162   5,210,554             0.1%
    Community West Bancshares                                  12,713      88,991             0.0%
#*  CommunityOne Bancorp                                          216       2,795             0.0%
    ConnectOne Bancorp, Inc.                                  155,439   2,774,586             0.1%
#   Consolidated-Tomoka Land Co.                               52,512   2,691,240             0.1%
*   Consumer Portfolio Services, Inc.                          83,479     452,456             0.0%
#*  Cowen Group, Inc. Class A                                 350,148   1,474,123             0.0%
#   Crawford & Co. Class A                                    281,599   1,579,770             0.0%
#   Crawford & Co. Class B                                    145,019     870,114             0.0%
*   CU Bancorp                                                    492      11,867             0.0%
#*  Customers Bancorp, Inc.                                    72,423   1,991,632             0.0%
#   CVB Financial Corp.                                       260,988   4,554,241             0.1%
    Diamond Hill Investment Group, Inc.                           710     142,036             0.0%
    Dime Community Bancshares, Inc.                           324,735   5,634,152             0.1%
    Donegal Group, Inc. Class A                               169,595   2,399,769             0.1%
#   Donegal Group, Inc. Class B                                34,951     702,340             0.0%
    Eagle Bancorp Montana, Inc.                                   578       6,659             0.0%
#*  Eagle Bancorp, Inc.                                        41,404   1,970,830             0.0%
    Eastern Virginia Bankshares, Inc.                           8,084      52,303             0.0%
#*  eHealth, Inc.                                             109,773   1,311,787             0.0%
#   EMC Insurance Group, Inc.                                 173,655   4,341,375             0.1%
#*  Emergent Capital, Inc.                                      5,262      26,100             0.0%
    Employers Holdings, Inc.                                  272,067   7,201,613             0.2%
#*  Encore Capital Group, Inc.                                304,812  12,405,848             0.3%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE+    OF NET ASSETS**
    '                                                                 ------- ----------- ---------------
Financials -- (Continued)
#*          Enova International, Inc.                                  86,176 $ 1,120,288             0.0%
#           Enterprise Bancorp, Inc.                                   36,296     842,793             0.0%
            Enterprise Financial Services Corp.                        69,899   1,982,336             0.0%
            ESSA Bancorp, Inc.                                         57,242     759,601             0.0%
            Evans Bancorp, Inc.                                        11,667     291,675             0.0%
#*          Ezcorp, Inc. Class A                                      141,922     945,201             0.0%
#*          Farmers Capital Bank Corp.                                 23,470     636,506             0.0%
            FBL Financial Group, Inc. Class A                         268,740  16,903,746             0.3%
*           FCB Financial Holdings, Inc. Class A                       13,217     469,997             0.0%
            Federal Agricultural Mortgage Corp. Class A                 4,200     108,150             0.0%
            Federal Agricultural Mortgage Corp. Class C                77,773   2,283,415             0.1%
            Federated National Holding Co.                            135,916   4,184,174             0.1%
#           Fidelity & Guaranty Life                                    4,825     128,828             0.0%
            Fidelity Southern Corp.                                   128,613   2,694,442             0.1%
            Financial Institutions, Inc.                               75,709   1,977,519             0.0%
*           First Acceptance Corp.                                     59,247     168,854             0.0%
#*          First BanCorp(318672706)                                  454,090   1,721,001             0.0%
            First BanCorp(318910106)                                  142,967   2,649,179             0.1%
            First Bancorp of Indiana, Inc.                              1,400      24,850             0.0%
#           First Bancorp, Inc.                                        74,352   1,571,058             0.0%
*           First Bancshares, Inc.                                      5,228      45,745             0.0%
#           First Bancshares, Inc. (The)                                4,544      73,113             0.0%
#           First Busey Corp.                                         169,381   3,534,981             0.1%
            First Business Financial Services, Inc.                    17,553     432,681             0.0%
#*          First Cash Financial Services, Inc.                        49,505   1,888,616             0.0%
(degrees)*  First Commerce Bancorp Escrow Shares                       50,014          --             0.0%
#           First Commonwealth Financial Corp.                        775,800   7,129,602             0.2%
#           First Community Bancshares, Inc.                          111,501   2,144,164             0.1%
#           First Connecticut Bancorp, Inc.                            20,154     350,277             0.0%
#           First Defiance Financial Corp.                             69,039   2,644,194             0.1%
            First Federal of Northern Michigan Bancorp, Inc.           13,700      87,817             0.0%
            First Financial Bancorp                                   423,068   8,156,751             0.2%
            First Financial Corp.                                      94,531   3,239,577             0.1%
            First Financial Northwest, Inc.                            46,371     581,956             0.0%
            First Interstate Bancsystem, Inc. Class A                 150,574   4,270,279             0.1%
*           First Marblehead Corp. (The)                                4,947      17,364             0.0%
#           First Merchants Corp.                                     282,049   7,398,145             0.2%
            First Midwest Bancorp, Inc.                               689,462  12,286,213             0.3%
#*          First NBC Bank Holding Co.                                 34,566   1,285,510             0.0%
(degrees)*  First Place Financial Corp.                               153,683           3             0.0%
            First South Bancorp, Inc.                                  59,381     475,642             0.0%
#*          First United Corp.                                         31,308     270,501             0.0%
            First West Virginia Bancorp, Inc.                           1,187      22,642             0.0%
*           Flagstar Bancorp, Inc.                                    235,210   5,231,070             0.1%
            Flushing Financial Corp.                                  230,859   4,857,273             0.1%
#*          Forestar Group, Inc.                                      305,438   4,321,948             0.1%
#           Fox Chase Bancorp, Inc.                                    60,429   1,058,112             0.0%
#*          FRP Holdings, Inc.                                         92,152   3,041,016             0.1%
#           Gain Capital Holdings, Inc.                               139,101   1,036,302             0.0%
#           German American Bancorp, Inc.                              65,691   2,058,099             0.0%
#*          Global Indemnity P.L.C.                                    56,617   1,608,489             0.0%
            Gouverneur Bancorp, Inc.                                    4,366      57,195             0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Financials -- (Continued)
#   Great Southern Bancorp, Inc.                               85,298 $ 4,122,452             0.1%
#*  Green Dot Corp. Class A                                   342,970   6,358,664             0.1%
#   Greenhill & Co., Inc.                                     247,538   6,391,431             0.1%
#*  Greenlight Capital Re, Ltd. Class A                       237,942   5,225,206             0.1%
    Griffin Industrial Realty, Inc.                            48,979   1,252,883             0.0%
#   Guaranty Bancorp                                           71,642   1,180,660             0.0%
    Guaranty Federal Bancshares, Inc.                          17,335     253,264             0.0%
*   Hallmark Financial Services, Inc.                         108,475   1,409,090             0.0%
*   Hampton Roads Bankshares, Inc.                              3,198       5,916             0.0%
    Hanmi Financial Corp.                                     308,001   7,854,025             0.2%
    Harleysville Savings Financial Corp.                       12,400     234,050             0.0%
    Hawthorn Bancshares, Inc.                                   6,442      88,320             0.0%
#   HCI Group, Inc.                                           120,838   5,269,745             0.1%
    Heartland Financial USA, Inc.                             135,230   4,981,873             0.1%
    Heritage Commerce Corp.                                   128,902   1,363,783             0.0%
    Heritage Financial Corp.                                  167,366   3,082,882             0.1%
    HF Financial Corp.                                         34,791     561,527             0.0%
    HFF, Inc. Class A                                         375,017  12,945,587             0.3%
    Hingham Institution for Savings                            14,511   1,848,847             0.0%
*   HMN Financial, Inc.                                        37,346     438,069             0.0%
    Home Bancorp, Inc.                                          4,852     123,144             0.0%
*   HomeStreet, Inc.                                           60,988   1,276,479             0.0%
*   HomeTrust Bancshares, Inc.                                 17,299     327,643             0.0%
    HopFed Bancorp, Inc.                                       18,198     214,554             0.0%
    Horace Mann Educators Corp.                               422,698  14,473,180             0.3%
    Horizon Bancorp                                            40,519   1,057,546             0.0%
#   Independence Holding Co.                                   71,308     966,936             0.0%
#   Independent Bank Corp.(453836108)                         205,757   9,617,082             0.2%
    Independent Bank Corp.(453838609)                          34,130     494,202             0.0%
#   Independent Bank Group, Inc.                               12,460     485,317             0.0%
    Infinity Property & Casualty Corp.                        132,659  10,681,703             0.2%
#   Interactive Brokers Group, Inc. Class A                   538,284  22,145,004             0.5%
#*  InterGroup Corp. (The)                                      6,500     176,865             0.0%
*   INTL. FCStone, Inc.                                       128,190   4,100,798             0.1%
#   Investment Technology Group, Inc.                         182,620   2,923,746             0.1%
    Investors Title Co.                                        21,120   1,589,280             0.0%
*   Jacksonville Bancorp, Inc.                                    259       4,476             0.0%
    JMP Group LLC                                              16,734     103,081             0.0%
*   JW Mays, Inc.                                               2,700     150,525             0.0%
*   KCG Holdings, Inc. Class A                                145,730   1,820,168             0.0%
#   Kearny Financial Corp.                                     75,279     899,584             0.0%
#   Kentucky First Federal Bancorp                             38,012     355,032             0.0%
    Kingstone Cos., Inc.                                          162       1,500             0.0%
#*  Ladenburg Thalmann Financial Services, Inc.               123,736     314,289             0.0%
    Lake Shore Bancorp, Inc.                                    3,521      47,357             0.0%
#   Lake Sunapee Bank Group                                    21,740     309,143             0.0%
    Lakeland Bancorp, Inc.                                    234,707   2,729,642             0.1%
    Lakeland Financial Corp.                                  116,495   5,234,120             0.1%
    Landmark Bancorp, Inc.                                     14,819     391,073             0.0%
    LegacyTexas Financial Group, Inc.                         437,182  12,547,123             0.3%
#*  LendingTree, Inc.                                          40,001   4,854,521             0.1%
#   Macatawa Bank Corp.                                       202,123   1,042,955             0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Financials -- (Continued)
    Mackinac Financial Corp.                                   42,649 $   440,138             0.0%
*   Magyar Bancorp, Inc.                                       15,818     155,016             0.0%
#   Maiden Holdings, Ltd.                                     454,465   7,066,931             0.1%
    MainSource Financial Group, Inc.                          135,781   2,938,301             0.1%
*   Malvern Bancorp, Inc.                                       8,513     134,931             0.0%
#   Manning & Napier, Inc.                                     13,124      98,430             0.0%
#*  Marcus & Millichap, Inc.                                    8,055     350,956             0.0%
#   Marlin Business Services Corp.                             71,265   1,258,540             0.0%
*   Maui Land & Pineapple Co., Inc.                            49,270     256,204             0.0%
*   MBT Financial Corp.                                        43,912     277,085             0.0%
#   Mercantile Bank Corp.                                      51,062   1,126,428             0.0%
    Merchants Bancshares, Inc.                                 61,287   1,931,766             0.0%
    Meridian Bancorp, Inc.                                    173,421   2,434,831             0.1%
#   Meta Financial Group, Inc.                                 32,188   1,386,659             0.0%
    Metro Bancorp, Inc.                                       126,526   3,919,775             0.1%
    Mid Penn Bancorp, Inc.                                      7,759     122,049             0.0%
    MidSouth Bancorp, Inc.                                     60,911     618,247             0.0%
#   MidWestOne Financial Group, Inc.                           16,539     506,755             0.0%
#   Moelis & Co. Class A                                        6,655     196,189             0.0%
*   MSB Financial Corp.                                         3,072      35,666             0.0%
    MutualFirst Financial, Inc.                                39,230     918,767             0.0%
    National Bank Holdings Corp. Class A                       81,210   1,791,493             0.0%
#   National Interstate Corp.                                 144,047   4,134,149             0.1%
    National Penn Bancshares, Inc.                            521,009   6,272,948             0.1%
    National Security Group, Inc. (The)                        12,602     170,253             0.0%
    National Western Life Group, Inc. Class A                  12,021   3,101,298             0.1%
*   Naugatuck Valley Financial Corp.                            7,309      79,376             0.0%
*   Navigators Group, Inc. (The)                               83,279   7,107,863             0.2%
#   NBT Bancorp, Inc.                                         310,504   8,728,267             0.2%
    NewBridge Bancorp                                         165,705   1,874,124             0.0%
#*  NewStar Financial, Inc.                                   194,699   2,054,074             0.0%
*   Nicholas Financial, Inc.                                   43,559     578,464             0.0%
#*  NMI Holdings, Inc. Class A                                 36,567     274,984             0.0%
    Northeast Bancorp                                           4,362      46,892             0.0%
    Northeast Community Bancorp, Inc.                          24,952     184,146             0.0%
#   Northfield Bancorp, Inc.                                  318,178   4,874,487             0.1%
    Northrim BanCorp, Inc.                                     44,897   1,240,055             0.0%
    Northway Financial, Inc.                                    1,076      22,865             0.0%
    Northwest Bancshares, Inc.                                746,047  10,041,793             0.2%
#   Norwood Financial Corp.                                    10,591     303,326             0.0%
#   Ocean Shore Holding Co.                                    20,561     355,088             0.0%
    OceanFirst Financial Corp.                                118,105   2,180,218             0.1%
#   OFG Bancorp                                               343,888   3,167,208             0.1%
#   Ohio Valley Banc Corp.                                     16,910     404,487             0.0%
    Old Line Bancshares, Inc.                                  22,285     382,188             0.0%
    Old National Bancorp.                                     298,351   4,176,914             0.1%
#*  Old Second Bancorp, Inc.                                  120,964     810,459             0.0%
    OneBeacon Insurance Group, Ltd. Class A                    30,045     432,348             0.0%
#   Oppenheimer Holdings, Inc. Class A                         23,039     422,766             0.0%
    Opus Bank                                                   7,570     281,983             0.0%
    Oritani Financial Corp.                                   400,892   6,382,201             0.1%
#   Pacific Continental Corp.                                  93,629   1,342,640             0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Financials -- (Continued)
*   Pacific Mercantile Bancorp                                  8,084 $    54,810             0.0%
*   Pacific Premier Bancorp, Inc.                              96,092   2,051,564             0.0%
#   Park National Corp.                                        35,718   3,240,337             0.1%
    Park Sterling Corp.                                       257,311   1,865,505             0.0%
*   Patriot National Bancorp, Inc.                                290       4,736             0.0%
#   Peapack Gladstone Financial Corp.                         107,308   2,426,234             0.1%
#   Penns Woods Bancorp, Inc.                                  36,061   1,606,518             0.0%
#*  PennyMac Financial Services, Inc. Class A                   9,225     152,582             0.0%
    Peoples Bancorp of North Carolina, Inc.                    15,956     306,515             0.0%
#   Peoples Bancorp, Inc.                                      99,433   1,905,136             0.0%
*   PHH Corp.                                                 177,952   2,615,894             0.1%
#*  Phoenix Cos., Inc. (The)                                   47,405   1,629,784             0.0%
*   PICO Holdings, Inc.                                       157,019   1,516,804             0.0%
#   Pinnacle Financial Partners, Inc.                         325,102  17,106,867             0.3%
*   Piper Jaffray Cos.                                          4,037     143,596             0.0%
    Preferred Bank                                             63,629   2,106,756             0.1%
    Premier Financial Bancorp, Inc.                            47,695     702,547             0.0%
    Provident Financial Holdings, Inc.                         69,195   1,186,002             0.0%
    Provident Financial Services, Inc.                        166,644   3,386,206             0.1%
#   Prudential Bancorp, Inc.                                   27,615     405,941             0.0%
    PSB Holdings, Inc.                                          1,113      10,496             0.0%
    Pulaski Financial Corp.                                    85,066   1,262,379             0.0%
    Pzena Investment Management, Inc. Class A                  58,671     559,135             0.0%
    QC Holdings, Inc.                                         171,139     265,265             0.0%
    QCR Holdings, Inc.                                            100       2,278             0.0%
#*  RCS Capital Corp. Class A                                  20,489      15,533             0.0%
    RE/MAX Holdings, Inc. Class A                               6,727     253,406             0.0%
*   Regional Management Corp.                                  25,962     423,440             0.0%
    Renasant Corp.                                            235,379   8,151,175             0.2%
    Republic Bancorp, Inc. Class A                            195,044   4,959,969             0.1%
#*  Republic First Bancorp, Inc.                               76,545     297,760             0.0%
#   Resource America, Inc. Class A                            169,832   1,306,008             0.0%
    Riverview Bancorp, Inc.                                   102,676     484,631             0.0%
*   Royal Bancshares of Pennsylvania, Inc. Class A             26,610      55,615             0.0%
#   S&T Bancorp, Inc.                                         234,696   7,482,108             0.2%
#*  Safeguard Scientifics, Inc.                               183,426   3,255,811             0.1%
    Safety Insurance Group, Inc.                              105,908   6,137,369             0.1%
    Salisbury Bancorp, Inc.                                     7,752     224,498             0.0%
#   Sandy Spring Bancorp, Inc.                                184,571   5,075,702             0.1%
#   SB Financial Group, Inc.                                    2,810      29,702             0.0%
#*  Seacoast Banking Corp. of Florida                          66,374   1,027,470             0.0%
#*  Security National Financial Corp. Class A                  24,362     148,365             0.0%
*   Select Bancorp, Inc.                                        9,127      70,917             0.0%
    Selective Insurance Group, Inc.                           156,961   5,727,507             0.1%
#   ServisFirst Bancshares, Inc.                               12,384     524,834             0.0%
    Shore Bancshares, Inc.                                     35,120     348,039             0.0%
    SI Financial Group, Inc.                                   20,041     253,519             0.0%
*   Siebert Financial Corp.                                    13,141      16,032             0.0%
#   Sierra Bancorp                                             88,637   1,436,806             0.0%
    Silvercrest Asset Management Group, Inc. Class A            2,000      22,200             0.0%
#   Simmons First National Corp. Class A                      158,505   8,169,348             0.2%
    South State Corp.                                         140,575  10,894,562             0.2%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Financials -- (Continued)
#*  Southcoast Financial Corp.                                  4,265 $    57,407             0.0%
*   Southern First Bancshares, Inc.                            30,135     690,092             0.0%
#   Southern Missouri Bancorp, Inc.                            15,664     345,704             0.0%
#   Southern National Bancorp of Virginia, Inc.                 1,014      11,560             0.0%
    Southside Bancshares, Inc.                                169,034   4,547,015             0.1%
#   Southwest Bancorp, Inc.                                   140,075   2,368,668             0.1%
    Southwest Georgia Financial Corp.                          12,047     181,609             0.0%
#   State Auto Financial Corp.                                 87,524   2,087,447             0.0%
#   State Bank Financial Corp.                                 35,415     757,881             0.0%
    Sterling Bancorp                                          834,761  12,846,972             0.3%
    Stewart Information Services Corp.                        192,695   7,740,558             0.2%
#   Stock Yards Bancorp, Inc.                                 129,405   4,875,980             0.1%
*   Stratus Properties, Inc.                                   70,175   1,196,484             0.0%
#   Suffolk Bancorp                                           116,496   3,482,065             0.1%
    Summit State Bank                                           1,118      15,350             0.0%
*   Sun Bancorp, Inc.                                          57,146   1,143,491             0.0%
    Sussex Bancorp                                              8,000     104,240             0.0%
    Talmer Bancorp, Inc. Class A                               53,920     906,934             0.0%
*   Tejon Ranch Co.                                           208,822   4,704,760             0.1%
#   Territorial Bancorp, Inc.                                  42,231   1,177,400             0.0%
    Timberland Bancorp, Inc.                                   70,526     855,480             0.0%
#   Tompkins Financial Corp.                                   92,010   4,994,303             0.1%
#   TowneBank                                                 135,379   2,905,233             0.1%
#   Trico Bancshares                                          165,428   4,360,682             0.1%
*   Trinity Place Holdings, Inc.                              143,600     861,600             0.0%
#*  TriState Capital Holdings, Inc.                            11,461     143,148             0.0%
#   TrustCo Bank Corp. NY                                     792,659   4,938,266             0.1%
#   Trustmark Corp.                                            35,933     863,470             0.0%
*   Unico American Corp.                                      113,843   1,098,585             0.0%
    Union Bankshares Corp.                                    278,366   6,973,068             0.1%
#   Union Bankshares, Inc.                                     14,917     399,776             0.0%
    United Bancshares, Inc.                                     6,297     100,689             0.0%
    United Community Bancorp                                    1,415      21,098             0.0%
    United Community Banks, Inc.                              371,927   7,498,048             0.2%
#   United Community Financial Corp.                          292,172   1,601,103             0.0%
    United Financial Bancorp, Inc.                            324,602   4,213,334             0.1%
    United Fire Group, Inc.                                   188,352   7,004,811             0.1%
#   United Insurance Holdings Corp.                            38,606     637,771             0.0%
*   United Security Bancshares                                118,215     621,811             0.0%
    Unity Bancorp, Inc.                                        36,063     364,236             0.0%
#   Universal Insurance Holdings, Inc.                        409,225  12,911,049             0.3%
    Univest Corp. of Pennsylvania                             106,407   2,095,154             0.1%
#   Value Line, Inc.                                           79,368   1,277,031             0.0%
#   Virtus Investment Partners, Inc.                           31,360   3,670,374             0.1%
    VSB Bancorp, Inc.                                           2,848      35,458             0.0%
#*  Walker & Dunlop, Inc.                                     275,560   7,993,996             0.2%
#*  Walter Investment Management Corp.                          5,902      70,588             0.0%
#   Washington Trust Bancorp, Inc.                            131,194   5,090,327             0.1%
#   Waterstone Financial, Inc.                                116,704   1,554,497             0.0%
    Wayne Savings Bancshares, Inc.                              3,361      39,929             0.0%
    WesBanco, Inc.                                            333,624  10,892,824             0.2%
#   West BanCorp., Inc.                                        89,233   1,763,244             0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES     VALUE+    OF NET ASSETS**
                                                              ------- ------------ ---------------
Financials -- (Continued)
#   Westamerica Bancorporation                                 83,483 $  3,690,783             0.1%
*   Western Alliance Bancorp                                  426,632   15,252,094             0.3%
    Westfield Financial, Inc.                                 147,645    1,151,631             0.0%
    Westwood Holdings Group, Inc.                              66,210    3,846,801             0.1%
    Wilshire Bancorp, Inc.                                    761,275    8,138,030             0.2%
#   WisdomTree Investments, Inc.                              109,059    2,097,205             0.1%
#*  World Acceptance Corp.                                    139,940    5,335,912             0.1%
*   Wright Investors' Service Holdings, Inc.                  109,400      141,126             0.0%
#   WSFS Financial Corp.                                       78,773    2,502,618             0.1%
    WVS Financial Corp.                                        12,479      144,257             0.0%
#   Yadkin Financial Corp.                                     39,292      925,327             0.0%
    Your Community Bankshares, Inc.                             2,877       82,369             0.0%
                                                                      ------------            ----
Total Financials                                                       976,465,905            19.5%
                                                                      ------------            ----
Health Care -- (9.7%)
#   Abaxis, Inc.                                               89,970    4,517,394             0.1%
#   Aceto Corp.                                               333,965   10,072,384             0.2%
*   Acorda Therapeutics, Inc.                                 257,673    9,286,535             0.2%
*   Adamas Pharmaceuticals, Inc.                                  762       11,247             0.0%
    Adcare Health Systems, Inc.                                 2,242        7,152             0.0%
#*  Addus HomeCare Corp.                                      126,371    3,156,748             0.1%
#*  Affymetrix, Inc.                                          824,513    7,585,520             0.2%
#*  Air Methods Corp.                                          25,735    1,053,334             0.0%
#*  Albany Molecular Research, Inc.                           369,176    6,659,935             0.1%
#*  Alliance HealthCare Services, Inc.                         77,398      654,787             0.0%
#*  Allied Healthcare Products, Inc.                           22,068       30,012             0.0%
*   Almost Family, Inc.                                        60,554    2,505,725             0.1%
*   Alphatec Holdings, Inc.                                   114,090       39,931             0.0%
#*  AMAG Pharmaceuticals, Inc.                                129,586    5,183,440             0.1%
#*  Amedisys, Inc.                                            222,772    8,817,316             0.2%
*   American Shared Hospital Services                          35,563       59,035             0.0%
*   AMN Healthcare Services, Inc.                             545,897   15,487,098             0.3%
#*  Ampio Pharmaceuticals, Inc.                                10,300       35,947             0.0%
#*  Anacor Pharmaceuticals, Inc.                                3,722      418,390             0.0%
#   Analogic Corp.                                            141,796   12,424,166             0.3%
*   AngioDynamics, Inc.                                       245,438    3,087,610             0.1%
#*  ANI Pharmaceuticals, Inc.                                   2,387       99,872             0.0%
#*  Anika Therapeutics, Inc.                                  175,446    6,758,180             0.1%
*   Anthera Pharmaceuticals, Inc.                               1,143        6,595             0.0%
#*  Arqule, Inc.                                               29,132       65,838             0.0%
*   Arrhythmia Research Technology, Inc.                       16,626      103,247             0.0%
#*  Assembly Biosciences, Inc.                                  3,765       36,144             0.0%
#   Atrion Corp.                                               19,770    7,295,130             0.2%
#*  Bioanalytical Systems, Inc.                                 7,157       10,592             0.0%
#*  BioScrip, Inc.                                            453,981      894,343             0.0%
*   Biospecifics Technologies Corp.                            36,818    2,150,539             0.0%
*   Biota Pharmaceuticals, Inc.                                76,328      147,313             0.0%
*   BioTelemetry, Inc.                                        270,462    3,521,415             0.1%
*   Bovie Medical Corp.                                        96,315      182,998             0.0%
#*  Cambrex Corp.                                             360,586   16,576,138             0.3%
    Cantel Medical Corp.                                      278,932   16,535,089             0.3%
#*  Capital Senior Living Corp.                               328,282    7,425,739             0.2%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE+    OF NET ASSETS**
                                                                      ------- ----------- ---------------
Health Care -- (Continued)
#           Catalyst Biosciences, Inc.(14888D109)                       9,375 $    36,187             0.0%
(degrees)   Catalyst Biosciences, Inc.(87611RAA6)                      70,875      76,474             0.0%
#*          ChemoCentryx, Inc.                                          3,800      26,562             0.0%
#           Computer Programs & Systems, Inc.                         110,883   4,214,663             0.1%
*           Concert Pharmaceuticals, Inc.                              10,081     228,939             0.0%
            CONMED Corp.                                              255,366  10,357,645             0.2%
#*          Corcept Therapeutics, Inc.                                113,388     418,402             0.0%
*           Corvel Corp.                                              266,976   8,863,603             0.2%
*           Cross Country Healthcare, Inc.                            288,411   3,893,548             0.1%
#           CryoLife, Inc.                                            280,718   2,958,768             0.1%
#*          Cumberland Pharmaceuticals, Inc.                          169,380   1,050,156             0.0%
#*          Cutera, Inc.                                              113,290   1,537,345             0.0%
#*          Cynosure, Inc. Class A                                    258,990   9,748,384             0.2%
#*          Cytokinetics, Inc.                                          3,297      28,387             0.0%
#*          Depomed, Inc.                                             526,988   9,222,290             0.2%
#*          Derma Sciences, Inc.                                        7,230      36,078             0.0%
            Digirad Corp.                                             104,281     617,344             0.0%
*           Durect Corp.                                               19,851      40,496             0.0%
#*          Emergent Biosolutions, Inc.                               411,588  13,232,554             0.3%
#*          Enanta Pharmaceuticals, Inc.                               14,301     401,715             0.0%
#           Ensign Group, Inc. (The)                                  247,512  10,435,106             0.2%
*           Enzo Biochem, Inc.                                        265,401     987,292             0.0%
(degrees)*  EquiMed, Inc                                                  132          --             0.0%
*           Exactech, Inc.                                            102,573   1,746,818             0.0%
#*          ExamWorks Group, Inc.                                     177,163   5,003,083             0.1%
*           Five Star Quality Care, Inc.                              262,802     859,363             0.0%
#*          Fortress Biotech, Inc.                                      3,600      10,224             0.0%
#*          Genesis Healthcare, Inc.                                  128,935     639,518             0.0%
#*          Greatbatch, Inc.                                          287,188  15,350,199             0.3%
#*          Hanger, Inc.                                              278,640   4,017,989             0.1%
#*          Harvard Bioscience, Inc.                                  303,359     891,875             0.0%
*           HealthStream, Inc.                                        252,890   6,021,311             0.1%
#*          Healthways, Inc.                                          277,852   3,270,318             0.1%
*           HMS Holdings Corp.                                         71,136     749,062             0.0%
*           Icad, Inc.                                                  7,500      29,325             0.0%
*           ICU Medical, Inc.                                         178,732  19,655,158             0.4%
#*          Idera Pharmaceuticals, Inc.                                85,809     236,833             0.0%
#*          Infinity Pharmaceuticals, Inc.                             29,942     309,900             0.0%
*           Inogen, Inc.                                               36,444   1,557,617             0.0%
#*          Insys Therapeutics, Inc.                                   73,710   1,898,770             0.0%
            Invacare Corp.                                            293,669   5,074,600             0.1%
*           IPC Healthcare, Inc.                                      166,776  13,091,916             0.3%
*           Iridex Corp.                                               60,163     482,507             0.0%
*           Juniper Pharmaceuticals, Inc.                               7,083      85,704             0.0%
            Kewaunee Scientific Corp.                                  25,060     416,497             0.0%
#           Kindred Healthcare, Inc.                                  560,962   7,516,891             0.2%
#           Landauer, Inc.                                             24,901     983,340             0.0%
#*          Lannett Co., Inc.                                          19,787     885,864             0.0%
            LeMaitre Vascular, Inc.                                   176,420   2,349,914             0.1%
#*          Lexicon Pharmaceuticals, Inc.                               2,501      23,785             0.0%
*           LHC Group, Inc.                                           145,224   6,544,520             0.1%
#*          Ligand Pharmaceuticals, Inc.                              131,062  11,841,452             0.2%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                              PERCENTAGE
                                                                       SHARES     VALUE+    OF NET ASSETS**
                                                                      --------- ----------- ---------------
Health Care -- (Continued)
#*          Lipocine, Inc.                                               22,269 $   266,337             0.0%
#           LivaNova P.L.C.                                             191,854  12,716,083             0.3%
#*          Luminex Corp.                                               151,907   2,764,707             0.1%
*           Magellan Health, Inc.                                        12,129     647,689             0.0%
#*          Masimo Corp.                                                172,115   6,829,523             0.1%
#*          Mast Therapeutics, Inc.                                      39,859      17,586             0.0%
#*          MedAssets, Inc.                                             686,345  16,252,650             0.3%
(degrees)*  Medcath Corp.                                                92,602          --             0.0%
*           MediciNova, Inc.                                             68,210     199,855             0.0%
#           Meridian Bioscience, Inc.                                   287,944   5,473,815             0.1%
#*          Merit Medical Systems, Inc.                                 487,957   9,046,723             0.2%
*           MGC Diagnostics Corp.                                         1,294       8,450             0.0%
*           Misonix, Inc.                                                62,661     698,044             0.0%
#*          Momenta Pharmaceuticals, Inc.                               281,991   4,627,472             0.1%
#           National Healthcare Corp.                                   103,645   6,765,946             0.1%
#           National Research Corp. Class A                             200,790   3,078,111             0.1%
#           National Research Corp. Class B                              33,719   1,086,763             0.0%
*           Natus Medical, Inc.                                         377,983  17,209,566             0.3%
#*          Nektar Therapeutics                                          95,684   1,135,769             0.0%
#*          Neogen Corp.                                                 50,786   2,744,983             0.1%
*           Omnicell, Inc.                                              394,252  10,723,654             0.2%
#*          Opko Health, Inc.                                           504,820   4,770,549             0.1%
#*          OraSure Technologies, Inc.                                  103,470     538,044             0.0%
*           Orthofix International NV                                   166,378   5,665,171             0.1%
*           Pain Therapeutics, Inc.                                     155,808     288,245             0.0%
#*          PDI, Inc.                                                   156,436     254,991             0.0%
#           PDL BioPharma, Inc.                                       1,006,043   4,607,677             0.1%
#*          Pernix Therapeutics Holdings, Inc.                           46,710     131,255             0.0%
*           PharMerica Corp.                                            334,088   9,544,894             0.2%
#           Phibro Animal Health Corp. Class A                           25,495     850,513             0.0%
#*          Pozen, Inc.                                                 117,341     686,445             0.0%
#*          Prestige Brands Holdings, Inc.                              213,951  10,485,738             0.2%
#*          Progenics Pharmaceuticals, Inc.                             162,555   1,193,154             0.0%
*           ProPhase Labs, Inc.                                          56,585      86,575             0.0%
*           Providence Service Corp. (The)                              166,098   8,578,962             0.2%
#*          pSivida Corp.                                                 9,009      34,595             0.0%
            Psychemedics Corp.                                            1,558      16,219             0.0%
            Quality Systems, Inc.                                       380,035   5,339,492             0.1%
#*          Quidel Corp.                                                199,014   3,825,049             0.1%
#*          RadNet, Inc.                                                198,320   1,310,895             0.0%
#*          Repligen Corp.                                              375,025  12,465,831             0.3%
*           Retractable Technologies, Inc.                                4,372      15,958             0.0%
#*          Rigel Pharmaceuticals, Inc.                                 234,749     596,262             0.0%
#*          RTI Surgical, Inc.                                          475,371   1,998,935             0.0%
#*          Sagent Pharmaceuticals, Inc.                                 86,578   1,455,376             0.0%
#*          SciClone Pharmaceuticals, Inc.                              573,208   4,367,845             0.1%
#*          Sequenom, Inc.                                                6,000      10,500             0.0%
            Simulations Plus, Inc.                                      123,672   1,012,874             0.0%
            Span-America Medical Systems, Inc.                           32,884     594,214             0.0%
#*          Spectrum Pharmaceuticals, Inc.                              458,220   2,387,326             0.1%
#*          Sucampo Pharmaceuticals, Inc. Class A                       290,428   5,622,686             0.1%
#*          Supernus Pharmaceuticals, Inc.                              178,765   2,949,622             0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES     VALUE+    OF NET ASSETS**
                                                              ------- ------------ ---------------
Health Care -- (Continued)
*   Surgical Care Affiliates, Inc.                             42,908 $  1,270,506             0.0%
*   SurModics, Inc.                                           137,897    2,941,343             0.1%
*   Symmetry Surgical, Inc.                                    72,365      615,102             0.0%
#*  Tonix Pharmaceuticals Holding Corp.                         6,320       41,712             0.0%
#*  Triple-S Management Corp. Class B                         146,976    3,026,236             0.1%
#   Universal American Corp.                                  589,844    4,400,236             0.1%
#   US Physical Therapy, Inc.                                 124,916    6,128,379             0.1%
#   Utah Medical Products, Inc.                                48,415    2,855,033             0.1%
#*  Vanda Pharmaceuticals, Inc.                                17,928      192,547             0.0%
*   Vascular Solutions, Inc.                                  191,203    6,141,440             0.1%
#*  Verastem, Inc.                                              3,107        5,717             0.0%
#*  Versartis, Inc.                                               703        7,262             0.0%
*   Vocera Communications, Inc.                                 4,000       47,080             0.0%
#*  Wright Medical Group NV                                   197,239    3,812,630             0.1%
*   Zafgen, Inc.                                                  680        6,548             0.0%
*   Zogenix, Inc.                                               5,162       60,860             0.0%
                                                                      ------------            ----
Total Health Care                                                      568,391,418            11.4%
                                                                      ------------            ----
Industrials -- (17.0%)
#   AAON, Inc.                                                620,909   12,710,007             0.3%
    AAR Corp.                                                 302,851    6,871,689             0.1%
    ABM Industries, Inc.                                       56,869    1,615,080             0.0%
#   Acacia Research Corp.                                      44,214      294,465             0.0%
*   ACCO Brands Corp.                                         567,541    4,580,056             0.1%
#*  Accuride Corp.                                             89,165      251,445             0.0%
    Acme United Corp.                                          30,407      497,154             0.0%
*   Active Power, Inc.                                         65,376      107,870             0.0%
#   Actuant Corp. Class A                                      84,661    1,930,271             0.0%
#*  Aegion Corp.                                              330,027    6,366,221             0.1%
#*  AeroCentury Corp.                                           9,017       78,268             0.0%
#*  Aerojet Rocketdyne Holdings, Inc.                         392,912    6,655,929             0.1%
#*  Aerovironment, Inc.                                       254,488    5,871,038             0.1%
*   Air Transport Services Group, Inc.                        391,004    3,827,929             0.1%
#   Aircastle, Ltd.                                           223,509    5,064,714             0.1%
#   Alamo Group, Inc.                                          89,106    4,180,854             0.1%
#   Albany International Corp. Class A                        259,349    9,743,742             0.2%
    Allied Motion Technologies, Inc.                           55,341    1,067,528             0.0%
#   Altra Industrial Motion Corp.                             281,429    7,446,611             0.2%
#*  Ameresco, Inc. Class A                                    104,747      678,761             0.0%
#   American Railcar Industries, Inc.                         177,624   10,252,457             0.2%
#   American Science & Engineering, Inc.                       68,530    2,568,504             0.1%
#*  American Superconductor Corp.                               5,830       31,657             0.0%
*   American Woodmark Corp.                                   186,252   13,540,520             0.3%
*   AMREP Corp.                                                66,450      292,380             0.0%
#   Apogee Enterprises, Inc.                                  334,904   16,587,795             0.3%
#   Applied Industrial Technologies, Inc.                       3,696      152,682             0.0%
*   ARC Document Solutions, Inc.                              318,079    1,978,451             0.0%
    ArcBest Corp.                                             194,878    5,047,340             0.1%
#   Argan, Inc.                                               106,009    3,917,033             0.1%
#*  Arotech Corp.                                             112,037      163,574             0.0%
    Art's-Way Manufacturing Co., Inc.                             200          638             0.0%
    Astec Industries, Inc.                                    179,817    5,844,052             0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE+    OF NET ASSETS**
                                                                       ------- ----------- ---------------
Industrials -- (Continued)
*            Astronics Corp.                                           145,960 $ 5,518,748             0.1%
#*           Astronics Corp. Class B                                    82,343   3,067,290             0.1%
*            Atlas Air Worldwide Holdings, Inc.                         77,396   3,191,811             0.1%
*            Avalon Holdings Corp. Class A                              20,575      38,887             0.0%
#            AZZ, Inc.                                                 282,948  15,655,513             0.3%
#            Barrett Business Services, Inc.                            12,831     628,462             0.0%
#*           Beacon Roofing Supply, Inc.                                63,004   2,229,712             0.1%
*            Blount International, Inc.                                512,112   3,108,520             0.1%
*            BlueLinx Holdings, Inc.                                   184,488     129,142             0.0%
#            Brady Corp. Class A                                       100,614   2,288,968             0.1%
*            Breeze-Eastern Corp.                                       98,241   2,004,116             0.0%
#            Briggs & Stratton Corp.                                   409,192   7,271,342             0.2%
             Brink's Co. (The)                                         272,492   8,441,802             0.2%
#*           Broadwind Energy, Inc.                                        890       1,905             0.0%
#*           Builders FirstSource, Inc.                                256,788   3,035,234             0.1%
#*           CAI International, Inc.                                   139,596   1,622,106             0.0%
#*           Casella Waste Systems, Inc. Class A                       473,598   2,874,740             0.1%
*            CBIZ, Inc.                                                609,119   6,548,029             0.1%
#            CDI Corp.                                                 108,321     866,568             0.0%
#            Ceco Environmental Corp.                                  179,639   1,602,380             0.0%
             Celadon Group, Inc.                                       226,101   3,273,942             0.1%
#*           Cenveo, Inc.                                               14,077      26,324             0.0%
*            Chart Industries, Inc.                                      6,213     106,801             0.0%
             Chicago Rivet & Machine Co.                                17,700     463,563             0.0%
#            CIRCOR International, Inc.                                167,150   7,675,528             0.2%
#            Columbus McKinnon Corp.                                   169,842   3,174,347             0.1%
             Comfort Systems USA, Inc.                                 419,345  13,389,686             0.3%
#*           Command Security Corp.                                     17,842      34,435             0.0%
#*           Commercial Vehicle Group, Inc.                            153,380     638,061             0.0%
             Compx International, Inc.                                  18,270     205,355             0.0%
             Conrad Industries, Inc.                                    18,360     405,756             0.0%
*            Continental Building Products, Inc.                        75,210   1,321,440             0.0%
*            Continental Materials Corp.                                14,518     191,492             0.0%
*            Covenant Transportation Group, Inc. Class A               134,310   2,592,183             0.1%
*            CPI Aerostructures, Inc.                                   48,356     411,026             0.0%
*            CRA International, Inc.                                   100,725   2,356,965             0.1%
(degrees)#*  CTPartners Executive Search, Inc.                          11,440       1,888             0.0%
             Cubic Corp.                                                43,580   1,954,563             0.0%
             Douglas Dynamics, Inc.                                    223,978   4,914,077             0.1%
*            Ducommun, Inc.                                             98,910   2,140,412             0.1%
#*           DXP Enterprises, Inc.                                      97,859   2,961,213             0.1%
#*           Dycom Industries, Inc.                                    314,892  23,960,132             0.5%
#            Dynamic Materials Corp.                                    81,264     579,412             0.0%
             Eastern Co. (The)                                          55,897     937,393             0.0%
#*           Echo Global Logistics, Inc.                               251,482   5,982,757             0.1%
             Ecology and Environment, Inc. Class A                      19,292     204,688             0.0%
#            Encore Wire Corp.                                         215,303   9,208,509             0.2%
#*           Energy Recovery, Inc.                                     244,812   1,755,302             0.0%
             Engility Holdings, Inc.                                    76,752   2,470,647             0.1%
             Ennis, Inc.                                               231,323   4,633,400             0.1%
             EnPro Industries, Inc.                                    228,874  11,240,002             0.2%
*            Environmental Tectonics Corp.                              60,400      60,400             0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Industrials -- (Continued)
    EnviroStar, Inc.                                           33,694 $   126,016             0.0%
    ESCO Technologies, Inc.                                   173,750   6,444,387             0.1%
    Espey Manufacturing & Electronics Corp.                    35,187     886,712             0.0%
    Essendant, Inc.                                            28,756     994,095             0.0%
#   Exponent, Inc.                                            287,976  14,804,846             0.3%
    Federal Signal Corp.                                      707,440  10,654,046             0.2%
#   Forward Air Corp.                                         305,205  13,844,099             0.3%
*   Franklin Covey Co.                                        168,612   2,888,324             0.1%
#   Franklin Electric Co., Inc.                                 3,000      98,880             0.0%
    FreightCar America, Inc.                                   86,591   1,574,224             0.0%
#*  FTI Consulting, Inc.                                       25,489     866,881             0.0%
#*  Fuel Tech, Inc.                                           136,361     275,449             0.0%
*   Furmanite Corp.                                           366,396   2,546,452             0.1%
    G&K Services, Inc. Class A                                214,304  14,105,489             0.3%
#*  Genco Shipping & Trading, Ltd.                             26,017      62,441             0.0%
#*  Gencor Industries, Inc.                                    15,936     154,260             0.0%
#   General Cable Corp.                                       256,327   3,944,873             0.1%
#*  Gibraltar Industries, Inc.                                279,413   7,074,737             0.1%
    Global Brass & Copper Holdings, Inc.                       74,087   1,666,217             0.0%
    Global Power Equipment Group, Inc.                         44,225     191,494             0.0%
#*  Goldfield Corp. (The)                                      44,025      76,163             0.0%
#   Gorman-Rupp Co. (The)                                     244,481   6,989,712             0.1%
*   GP Strategies Corp.                                       171,038   4,291,343             0.1%
#   Graham Corp.                                               70,767   1,200,916             0.0%
#   Granite Construction, Inc.                                238,606   7,835,821             0.2%
*   Great Lakes Dredge & Dock Corp.                           432,296   1,729,184             0.0%
#   Greenbrier Cos., Inc. (The)                               225,493   8,577,754             0.2%
#   Griffon Corp.                                             411,553   7,070,481             0.1%
    H&E Equipment Services, Inc.                              297,417   5,743,122             0.1%
    Hardinge, Inc.                                             96,286     910,866             0.0%
    Harsco Corp.                                               83,791     899,077             0.0%
#*  Hawaiian Holdings, Inc.                                   590,692  20,497,012             0.4%
#*  HC2 Holdings, Inc.                                         84,510     638,896             0.0%
    Heidrick & Struggles International, Inc.                  153,225   4,069,656             0.1%
*   Heritage-Crystal Clean, Inc.                               18,365     218,911             0.0%
*   Hill International, Inc.                                  318,662   1,077,078             0.0%
#   Houston Wire & Cable Co.                                  174,970   1,084,814             0.0%
*   Hub Group, Inc. Class A                                   177,205   7,084,656             0.1%
*   Hudson Global, Inc.                                       216,487     500,085             0.0%
#*  Hudson Technologies, Inc.                                 170,343     584,276             0.0%
    Hurco Cos., Inc.                                           56,004   1,504,827             0.0%
*   Huron Consulting Group, Inc.                              205,448   9,923,138             0.2%
*   Huttig Building Products, Inc.                            161,870     566,545             0.0%
    Hyster-Yale Materials Handling, Inc.                       97,676   5,716,000             0.1%
*   ICF International, Inc.                                   122,137   3,745,942             0.1%
#*  InnerWorkings, Inc.                                       174,315   1,303,876             0.0%
*   Innovative Solutions & Support, Inc.                      139,210     348,025             0.0%
#   Insperity, Inc.                                           275,628  12,805,677             0.3%
    Insteel Industries, Inc.                                  113,003   2,417,134             0.1%
*   Integrated Electrical Services, Inc.                      143,537   1,014,807             0.0%
*   Intelligent Systems Corp.                                   4,600      13,225             0.0%
    Interface, Inc.                                           668,834  13,075,705             0.3%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Industrials -- (Continued)
#   International Shipholding Corp.                              51,200 $   103,936             0.0%
#*  Intersections, Inc.                                         151,724     332,276             0.0%
    John Bean Technologies Corp.                                293,409  13,162,328             0.3%
    Kadant, Inc.                                                 97,162   3,995,301             0.1%
    Kaman Corp.                                                 275,488  10,713,728             0.2%
#   Kelly Services, Inc. Class A                                275,304   4,349,803             0.1%
    Kelly Services, Inc. Class B                                    635       9,954             0.0%
*   Key Technology, Inc.                                         49,705     556,199             0.0%
*   KEYW Holding Corp. (The)                                      1,585      11,301             0.0%
    Kforce, Inc.                                                391,825  11,014,201             0.2%
    Kimball International, Inc. Class B                         272,659   2,977,436             0.1%
    Knoll, Inc.                                                 539,806  12,545,091             0.3%
    Korn/Ferry International                                    447,861  16,288,705             0.3%
#*  Kratos Defense & Security Solutions, Inc.                   365,118   1,821,939             0.0%
*   Lawson Products, Inc.                                        80,748   2,100,255             0.0%
#*  Layne Christensen Co.                                       144,893     918,622             0.0%
    LB Foster Co. Class A                                       101,092   1,489,085             0.0%
#   Lindsay Corp.                                               110,855   7,513,752             0.2%
#*  LMI Aerospace, Inc.                                          96,942   1,016,922             0.0%
    LS Starrett Co. (The) Class A                                49,444     590,856             0.0%
#   LSI Industries, Inc.                                        211,447   2,270,941             0.1%
#*  Lydall, Inc.                                                141,218   4,833,892             0.1%
#*  Manitex International, Inc.                                   9,596      61,510             0.0%
    Marten Transport, Ltd.                                      304,206   4,985,936             0.1%
#*  MasTec, Inc.                                                 48,317     810,276             0.0%
*   Mastech Holdings, Inc.                                       14,852     119,559             0.0%
#   Matson, Inc.                                                212,079   9,719,581             0.2%
#   Matthews International Corp. Class A                        162,001   9,352,318             0.2%
#   McGrath RentCorp                                            228,904   6,878,565             0.1%
#*  Meritor, Inc.                                             1,152,866  12,531,653             0.3%
*   Mfri, Inc.                                                   57,134     322,236             0.0%
#   Miller Industries, Inc.                                      81,772   1,854,589             0.0%
*   Mistras Group, Inc.                                         145,955   2,761,469             0.1%
#   Mobile Mini, Inc.                                             7,424     254,198             0.0%
#*  MRC Global, Inc.                                            296,654   3,530,183             0.1%
    Mueller Water Products, Inc. Class A                      1,743,221  15,340,345             0.3%
#   Multi-Color Corp.                                           145,350  11,314,044             0.2%
#*  MYR Group, Inc.                                             181,073   4,074,142             0.1%
#   National Presto Industries, Inc.                             40,703   3,583,899             0.1%
*   Navigant Consulting, Inc.                                   345,162   5,936,786             0.1%
*   NCI Building Systems, Inc.                                   70,186     734,146             0.0%
*   NL Industries, Inc.                                         236,934     826,900             0.0%
#   NN, Inc.                                                    201,804   2,784,895             0.1%
#*  Nortek, Inc.                                                  6,954     426,628             0.0%
#*  Northwest Pipe Co.                                           79,966   1,056,351             0.0%
*   NV5 Holdings, Inc.                                            5,293     123,221             0.0%
#   Omega Flex, Inc.                                             99,778   4,124,823             0.1%
*   Orbit International Corp.                                     2,185       6,664             0.0%
    Orbital ATK, Inc.                                            67,542   5,782,946             0.1%
#*  Orion Energy Systems, Inc.                                   43,964      79,575             0.0%
#*  Orion Marine Group, Inc.                                    112,793     441,021             0.0%
*   PAM Transportation Services, Inc.                            67,702   2,417,638             0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Industrials -- (Continued)
    Park-Ohio Holdings Corp.                                   98,809 $ 3,408,910             0.1%
*   Patrick Industries, Inc.                                  164,750   6,685,555             0.1%
#*  Patriot Transportation Holding, Inc.                       30,858     684,430             0.0%
*   Paul Mueller Co.                                           10,813     313,577             0.0%
#*  Pendrell Corp.                                             77,622      52,007             0.0%
*   Performant Financial Corp.                                280,600     648,186             0.0%
*   PGT, Inc.                                                 445,017   5,366,905             0.1%
#*  Ply Gem Holdings, Inc.                                     65,802     777,780             0.0%
#   Powell Industries, Inc.                                   110,106   3,668,732             0.1%
#*  Power Solutions International, Inc.                         9,735     175,619             0.0%
#*  PowerSecure International, Inc.                           254,718   3,173,786             0.1%
#   Preformed Line Products Co.                                51,141   2,173,492             0.1%
#   Primoris Services Corp.                                   377,875   7,527,270             0.2%
    Providence and Worcester Railroad Co.                      18,747     300,327             0.0%
    Quad/Graphics, Inc.                                        59,893     772,620             0.0%
#   Quanex Building Products Corp.                            353,960   6,679,225             0.1%
*   Radiant Logistics, Inc.                                    31,921     126,726             0.0%
#   Raven Industries, Inc.                                    392,964   7,155,874             0.2%
#*  RBC Bearings, Inc.                                        163,259  11,165,283             0.2%
    RCM Technologies, Inc.                                    111,638     570,470             0.0%
#*  Republic Airways Holdings, Inc.                           320,082   1,843,672             0.0%
    Resources Connection, Inc.                                320,804   5,758,432             0.1%
*   Roadrunner Transportation Systems, Inc.                   218,161   2,321,233             0.1%
*   RPX Corp.                                                 282,134   4,017,588             0.1%
#*  Rush Enterprises, Inc. Class A                            241,033   5,876,385             0.1%
*   Rush Enterprises, Inc. Class B                            114,340   2,593,231             0.1%
#*  Saia, Inc.                                                265,246   6,262,458             0.1%
    Servotronics, Inc.                                         24,804     173,628             0.0%
    SIFCO Industries, Inc.                                     45,608     569,188             0.0%
    Simpson Manufacturing Co., Inc.                             1,078      40,942             0.0%
#   SkyWest, Inc.                                             354,803   6,755,449             0.1%
*   SL Industries, Inc.                                        54,167   1,814,595             0.0%
    SmartPros, Ltd.                                            38,973     137,575             0.0%
#*  SP Plus Corp.                                             168,581   4,298,815             0.1%
#*  Sparton Corp.                                              53,461   1,257,937             0.0%
    Standex International Corp.                               132,637  11,900,192             0.2%
#*  Sterling Construction Co., Inc.                           120,434     466,080             0.0%
#*  Stock Building Supply Holdings, Inc.                       16,188     279,729             0.0%
#   Sun Hydraulics Corp.                                      243,051   7,118,964             0.2%
    Supreme Industries, Inc. Class A                          106,580     852,640             0.0%
    TAL International Group, Inc.                              55,883     947,776             0.0%
#*  Taser International, Inc.                                 574,558  13,450,403             0.3%
#*  Team, Inc.                                                190,379   6,663,265             0.1%
*   Tel-Instrument Electronics Corp.                           18,440      93,675             0.0%
    Tennant Co.                                               184,713  10,698,577             0.2%
    Tetra Tech, Inc.                                           38,010   1,022,469             0.0%
*   Thermon Group Holdings, Inc.                              150,554   3,027,641             0.1%
#   Titan International, Inc.                                 380,879   2,704,241             0.1%
#*  Titan Machinery, Inc.                                     153,783   1,880,766             0.0%
#*  Transcat, Inc.                                             42,500     408,850             0.0%
*   TRC Cos., Inc.                                            205,392   2,121,699             0.1%
#*  Trex Co., Inc.                                            246,312   9,623,410             0.2%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                               SHARES       VALUE+     OF NET ASSETS**
                                                              --------- -------------- ---------------
Industrials -- (Continued)
#*  Trimas Corp.                                                275,823 $    5,519,218             0.1%
*   TrueBlue, Inc.                                              465,655     13,490,025             0.3%
#*  Tutor Perini Corp.                                          262,204      4,399,783             0.1%
#   Twin Disc, Inc.                                              88,625      1,044,003             0.0%
#*  Ultralife Corp.                                             106,484        721,962             0.0%
    Universal Forest Products, Inc.                             156,487     11,365,651             0.2%
    Universal Truckload Services, Inc.                           78,668      1,257,115             0.0%
#   US Ecology, Inc.                                            234,288      9,186,432             0.2%
#*  USA Truck, Inc.                                              72,657      1,320,904             0.0%
#*  UTi Worldwide, Inc.                                         232,312      1,656,385             0.0%
#*  Veritiv Corp.                                                 4,497        188,874             0.0%
*   Versar, Inc.                                                 44,956        146,557             0.0%
    Viad Corp.                                                  165,070      4,970,258             0.1%
#*  Vicor Corp.                                                 258,595      2,498,028             0.1%
*   Virco Manufacturing Corp.                                   133,476        483,183             0.0%
*   Volt Information Sciences, Inc.                             189,913      1,637,050             0.0%
#   VSE Corp.                                                    33,976      1,952,261             0.0%
#*  Wabash National Corp.                                       782,769      9,369,745             0.2%
#*  Wesco Aircraft Holdings, Inc.                                46,935        584,810             0.0%
*   Willdan Group, Inc.                                          41,072        456,310             0.0%
*   Willis Lease Finance Corp.                                   76,317      1,190,545             0.0%
#*  Xerium Technologies, Inc.                                    10,783        145,571             0.0%
*   YRC Worldwide, Inc.                                         108,503      1,981,265             0.0%
                                                                        --------------            ----
Total Industrials                                                        1,001,159,169            20.0%
                                                                        --------------            ----
Information Technology -- (13.6%)
*   Actua Corp.                                                 390,273      5,405,281             0.1%
#*  Acxiom Corp.                                                 62,371      1,379,647             0.0%
*   ADDvantage Technologies Group, Inc.                          84,703        199,052             0.0%
    ADTRAN, Inc.                                                379,151      5,888,215             0.1%
*   Advanced Energy Industries, Inc.                            469,614     13,280,684             0.3%
*   Aehr Test Systems                                            11,407         23,498             0.0%
#*  Agilysys, Inc.                                              200,708      2,282,050             0.1%
    Alliance Fiber Optic Products, Inc.                          64,133        872,850             0.0%
#*  Alpha & Omega Semiconductor, Ltd.                            81,629        724,866             0.0%
#   American Software, Inc. Class A                             224,049      2,292,021             0.1%
*   Amkor Technology, Inc.                                        9,821         61,087             0.0%
#*  Amtech Systems, Inc.                                         98,930        509,490             0.0%
#*  Angie's List, Inc.                                           44,647        345,121             0.0%
    Astro-Med, Inc.                                              58,981        777,370             0.0%
*   Autobytel, Inc.                                              58,798      1,094,819             0.0%
*   AVG Technologies NV                                         508,126     12,042,586             0.2%
#*  Aviat Networks, Inc.                                        325,838        332,355             0.0%
#*  Avid Technology, Inc.                                       251,989      2,129,307             0.0%
*   Aware, Inc.                                                 143,064        462,097             0.0%
*   Axcelis Technologies, Inc.                                1,033,813      2,894,676             0.1%
*   AXT, Inc.                                                   285,511        628,124             0.0%
#   Badger Meter, Inc.                                          163,185      9,885,747             0.2%
#*  Bazaarvoice, Inc.                                            24,967        110,604             0.0%
#   Bel Fuse, Inc. Class A                                       33,988        540,409             0.0%
    Bel Fuse, Inc. Class B                                       92,582      1,669,253             0.0%
*   Benchmark Electronics, Inc.                                  15,515        306,887             0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                              PERCENTAGE
                                                                       SHARES     VALUE+    OF NET ASSETS**
                                                                      --------- ----------- ---------------
Information Technology -- (Continued)
            Black Box Corp.                                             142,346 $ 1,738,045             0.0%
#*          Blucora, Inc.                                               337,204   3,304,599             0.1%
(degrees)*  Bogen Corp.                                                  33,103          --             0.0%
#*          Bottomline Technologies de, Inc.                            238,682   6,606,718             0.1%
#*          BroadSoft, Inc.                                               4,711     150,611             0.0%
#*          BroadVision, Inc.                                            16,737     100,589             0.0%
            Brooks Automation, Inc.                                     515,697   5,693,295             0.1%
*           Bsquare Corp.                                                99,316   1,080,558             0.0%
*           Cabot Microelectronics Corp.                                277,833  11,716,218             0.2%
*           CalAmp Corp.                                                413,669   7,843,164             0.2%
*           Calix, Inc.                                                 373,091   2,607,906             0.1%
*           Carbonite, Inc.                                               8,293      83,925             0.0%
#*          Cardtronics, Inc.                                            68,428   2,360,766             0.1%
*           Cartesian, Inc.                                              24,412      57,124             0.0%
#*          Cascade Microtech, Inc.                                     112,630   1,725,492             0.0%
#           Cass Information Systems, Inc.                               58,621   3,057,671             0.1%
#*          Ceva, Inc.                                                  181,037   4,230,835             0.1%
            Checkpoint Systems, Inc.                                    234,573   1,754,606             0.0%
#*          CIBER, Inc.                                                 465,289   1,661,082             0.0%
#*          Cirrus Logic, Inc.                                          282,216   8,700,719             0.2%
#*          Clearfield, Inc.                                             96,824   1,358,441             0.0%
*           Coherent, Inc.                                               58,773   3,185,497             0.1%
            Cohu, Inc.                                                  180,936   2,277,984             0.1%
            Communications Systems, Inc.                                 79,847     647,559             0.0%
            Computer Task Group, Inc.                                   175,876   1,266,307             0.0%
            Comtech Telecommunications Corp.                            142,695   3,447,511             0.1%
            Concurrent Computer Corp.                                    34,201     169,979             0.0%
#*          Constant Contact, Inc.                                      212,236   5,539,360             0.1%
#*          Control4 Corp.                                                8,532      55,799             0.0%
#*          Cray, Inc.                                                  302,670   8,968,112             0.2%
#*          Crexendo, Inc.                                               95,326     190,652             0.0%
#           CSG Systems International, Inc.                             359,382  12,046,485             0.2%
#           CSP, Inc.                                                    49,891     280,387             0.0%
            CTS Corp.                                                   263,399   4,788,594             0.1%
#*          CUI Global, Inc.                                              3,773      23,619             0.0%
#*          CVD Equipment Corp.                                          31,867     380,811             0.0%
#*          CyberOptics Corp.                                            54,731     385,306             0.0%
#           Cypress Semiconductor Corp.                                 153,072   1,613,379             0.0%
#           Daktronics, Inc.                                            334,827   3,247,822             0.1%
*           Data I/O Corp.                                               77,000     231,000             0.0%
*           Datalink Corp.                                              177,987   1,299,305             0.0%
#*          Datawatch Corp.                                              18,488     100,944             0.0%
#*          Demand Media, Inc.                                           51,617     224,534             0.0%
#           Determine, Inc.                                              26,569     114,512             0.0%
*           DHI Group, Inc.                                             617,017   5,584,004             0.1%
*           Digi International, Inc.                                    234,268   3,022,057             0.1%
#*          Digimarc Corp.                                               20,018     449,604             0.0%
*           Diodes, Inc.                                                255,144   5,842,798             0.1%
#*          DSP Group, Inc.                                             228,826   2,311,143             0.1%
*           DTS, Inc.                                                   197,641   5,881,796             0.1%
#           EarthLink Holdings Corp.                                  1,135,497   9,708,499             0.2%
*           Eastman Kodak Co.                                               400       5,008             0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Information Technology -- (Continued)
#   Ebix, Inc.                                                242,966 $ 6,737,447             0.1%
*   Edgewater Technology, Inc.                                 87,868     697,672             0.0%
#   Electro Rent Corp.                                        236,631   2,456,230             0.1%
#   Electro Scientific Industries, Inc.                       139,428     651,129             0.0%
*   Electro-Sensors, Inc.                                       3,450      13,145             0.0%
*   Electronics for Imaging, Inc.                             145,059   6,736,540             0.1%
#*  Ellie Mae, Inc.                                            96,783   7,063,223             0.1%
*   ELXSI Corp.                                                 7,100     129,220             0.0%
#*  eMagin Corp.                                               52,807     118,816             0.0%
*   Emcore Corp.                                              174,304   1,192,239             0.0%
#*  EnerNOC, Inc.                                             213,972   1,677,540             0.0%
#*  Envestnet, Inc.                                           111,047   3,315,863             0.1%
    Epiq Systems, Inc.                                        287,997   3,974,359             0.1%
*   ePlus, Inc.                                                54,754   4,622,333             0.1%
#*  Everi Holdings, Inc.                                      635,507   2,974,173             0.1%
#*  Everyday Health, Inc.                                         700       6,580             0.0%
    Evolving Systems, Inc.                                     35,800     205,134             0.0%
#*  Exar Corp.                                                395,042   2,247,789             0.1%
*   ExlService Holdings, Inc.                                 316,589  14,012,229             0.3%
*   Extreme Networks, Inc.                                    618,849   2,221,668             0.1%
#*  Fabrinet                                                  209,473   4,539,280             0.1%
*   FalconStor Software, Inc.                                 248,799     497,598             0.0%
#*  FARO Technologies, Inc.                                   152,874   5,165,612             0.1%
#*  FormFactor, Inc.                                          362,618   2,987,972             0.1%
#   Forrester Research, Inc.                                  252,890   8,160,760             0.2%
*   Frequency Electronics, Inc.                                74,860     817,471             0.0%
*   GigOptix, Inc.                                             27,985      69,403             0.0%
    Globalscape, Inc.                                          10,430      39,425             0.0%
#*  Glu Mobile, Inc.                                           27,349     112,678             0.0%
*   GSE Systems, Inc.                                         127,249     173,059             0.0%
*   GSI Group, Inc.                                           115,516   1,560,621             0.0%
*   GSI Technology, Inc.                                       78,753     332,338             0.0%
#*  GTT Communications, Inc.                                   86,680   1,622,650             0.0%
    Hackett Group, Inc. (The)                                 376,995   5,609,686             0.1%
*   Harmonic, Inc.                                            911,492   5,250,194             0.1%
#   Heartland Payment Systems, Inc.                           174,074  12,881,476             0.3%
*   Higher One Holdings, Inc.                                 226,945     667,218             0.0%
#*  Hutchinson Technology, Inc.                               233,337     408,340             0.0%
#*  ID Systems, Inc.                                           55,135     194,075             0.0%
#*  Identiv, Inc.                                              20,615      52,981             0.0%
*   IEC Electronics Corp.                                      28,336     100,309             0.0%
*   II-VI, Inc.                                               114,725   2,078,817             0.0%
*   Imation Corp.                                             192,872     389,601             0.0%
#*  Immersion Corp.                                            70,349     913,130             0.0%
#*  Infinera Corp.                                            751,918  14,857,900             0.3%
*   Innodata, Inc.                                            217,125     512,415             0.0%
*   Inphi Corp.                                                88,825   2,644,320             0.1%
*   Insight Enterprises, Inc.                                 381,692   9,694,977             0.2%
    Integrated Silicon Solution, Inc.                         234,210   5,265,041             0.1%
#*  Internap Corp.                                            591,793   4,000,521             0.1%
#   Intersil Corp. Class A                                     78,437   1,062,821             0.0%
*   inTEST Corp.                                               84,141     336,564             0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Information Technology -- (Continued)
#*  Intevac, Inc.                                               170,856 $   837,194             0.0%
*   IntraLinks Holdings, Inc.                                   187,982   1,644,843             0.0%
*   IntriCon Corp.                                               53,872     440,673             0.0%
*   Inuvo, Inc.                                                  33,673      96,642             0.0%
#*  iPass, Inc.                                                 359,925     306,512             0.0%
*   Iteris, Inc.                                                 52,380     125,188             0.0%
#*  Itron, Inc.                                                  59,258   2,176,546             0.1%
*   Ixia                                                        659,710   9,506,421             0.2%
    IXYS Corp.                                                  302,454   3,768,577             0.1%
*   Kemet Corp.                                                 246,930     686,465             0.0%
*   Key Tronic Corp.                                             23,306     194,139             0.0%
#*  Kimball Electronics, Inc.                                   179,364   2,042,956             0.0%
#*  Knowles Corp.                                                 2,382      39,684             0.0%
#*  Kopin Corp.                                                 671,440   1,792,745             0.0%
*   Kulicke & Soffa Industries, Inc.                            630,195   6,680,067             0.1%
#*  KVH Industries, Inc.                                        156,778   1,536,424             0.0%
*   Lantronix, Inc.                                                  45          55             0.0%
#*  Lattice Semiconductor Corp.                               1,149,714   5,265,690             0.1%
*   LGL Group, Inc. (The)                                        29,250     113,929             0.0%
#*  Lightpath Technologies, Inc. Class A                          1,963       2,886             0.0%
*   Limelight Networks, Inc.                                    738,429   1,506,395             0.0%
*   Lionbridge Technologies, Inc.                               498,970   2,689,448             0.1%
*   Liquidity Services, Inc.                                      7,668      62,801             0.0%
*   LoJack Corp.                                                170,015     503,244             0.0%
#*  M/A-COM Technology Solutions Holdings, Inc.                   9,764     329,437             0.0%
#*  Magnachip Semiconductor Corp.                                55,473     293,452             0.0%
#*  Manhattan Associates, Inc.                                  224,890  16,383,237             0.3%
#   ManTech International Corp. Class A                         112,339   3,246,597             0.1%
#   Marchex, Inc. Class B                                       155,647     672,395             0.0%
*   Marin Software, Inc.                                          7,727      27,663             0.0%
#*  Mattersight Corp.                                            37,528     270,577             0.0%
#*  Mattson Technology, Inc.                                    161,707     378,394             0.0%
*   MaxLinear, Inc. Class A                                      78,566   1,021,358             0.0%
#*  Maxwell Technologies, Inc.                                  237,014   1,422,084             0.0%
#*  MeetMe, Inc.                                                  6,965      17,900             0.0%
*   Mercury Systems, Inc.                                       241,037   4,136,195             0.1%
#   Mesa Laboratories, Inc.                                      31,482   3,521,262             0.1%
    Methode Electronics, Inc.                                   456,176  15,204,346             0.3%
    MOCON, Inc.                                                  62,606     858,328             0.0%
#*  ModusLink Global Solutions, Inc.                            228,865     661,420             0.0%
*   MoneyGram International, Inc.                                74,195     750,111             0.0%
    Monotype Imaging Holdings, Inc.                             354,489   9,691,729             0.2%
#*  Monster Worldwide, Inc.                                   1,022,376   6,410,298             0.1%
*   MoSys, Inc.                                                 154,045     214,123             0.0%
#*  MRV Communications, Inc.                                     57,746     718,938             0.0%
#   MTS Systems Corp.                                           170,249  11,241,541             0.2%
#*  Multi-Fineline Electronix, Inc.                             182,927   3,398,784             0.1%
#*  Nanometrics, Inc.                                           211,293   3,228,557             0.1%
*   NAPCO Security Technologies, Inc.                           307,597   2,073,204             0.0%
    NCI, Inc. Class A                                            52,802     820,543             0.0%
#*  NeoPhotonics Corp.                                           31,010     256,453             0.0%
*   NETGEAR, Inc.                                               148,823   6,161,272             0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Information Technology -- (Continued)
*   Newport Corp.                                             377,374 $ 5,702,121             0.1%
    NIC, Inc.                                                 582,491  11,049,854             0.2%
#*  Novatel Wireless, Inc.                                    167,248     359,583             0.0%
#*  Numerex Corp. Class A                                      72,177     581,747             0.0%
*   Oclaro, Inc.                                              329,214     964,597             0.0%
*   OmniVision Technologies, Inc.                             449,458  12,975,852             0.3%
*   Omtool, Ltd.                                               30,770      96,156             0.0%
#*  Onvia, Inc.                                                 6,308      24,664             0.0%
    Optical Cable Corp.                                        55,836     174,767             0.0%
*   OSI Systems, Inc.                                         200,121  17,246,428             0.4%
*   PAR Technology Corp.                                      129,981     683,700             0.0%
#   Park Electrochemical Corp.                                192,516   3,145,711             0.1%
#   PC Connection, Inc.                                       102,863   2,390,536             0.1%
    PC-Tel, Inc.                                              179,104   1,023,579             0.0%
*   PCM, Inc.                                                 115,111   1,067,079             0.0%
#*  PDF Solutions, Inc.                                       206,141   2,176,849             0.1%
    Pegasystems, Inc.                                          20,814     580,502             0.0%
*   Perceptron, Inc.                                           64,137     509,889             0.0%
*   Perficient, Inc.                                          314,966   5,266,232             0.1%
    Pericom Semiconductor Corp.                               213,204   3,720,410             0.1%
*   PFSweb, Inc.                                               56,489     904,954             0.0%
#*  Photronics, Inc.                                          448,353   4,299,705             0.1%
*   Planar Systems, Inc.                                      218,471   1,361,074             0.0%
*   Planet Payment, Inc.                                       28,792      86,376             0.0%
#*  Plexus Corp.                                              208,040   7,202,345             0.2%
*   PMC-Sierra, Inc.                                          732,934   8,736,573             0.2%
*   Polycom, Inc.                                              19,255     265,334             0.0%
    Power Integrations, Inc.                                   53,978   2,731,827             0.1%
*   PRGX Global, Inc.                                         137,467     515,501             0.0%
*   Prism Technologies Group, Inc.                             12,966      23,598             0.0%
*   Progress Software Corp.                                   297,037   7,212,058             0.2%
    QAD, Inc. Class A                                         138,875   3,546,868             0.1%
    QAD, Inc. Class B                                          31,205     662,482             0.0%
*   QLogic Corp.                                              625,594   7,757,366             0.2%
*   Qualstar Corp.                                             90,434     106,712             0.0%
#*  Quantum Corp.                                              58,489      49,131             0.0%
#*  QuinStreet, Inc.                                           76,970     427,184             0.0%
*   Qumu Corp.                                                 85,784     223,896             0.0%
*   Radisys Corp.                                             205,406     527,893             0.0%
#*  Rambus, Inc.                                              854,617   8,819,647             0.2%
#*  RealD, Inc.                                               181,446   1,845,306             0.0%
#*  RealNetworks, Inc.                                        366,481   1,421,946             0.0%
    Reis, Inc.                                                 89,256   2,172,491             0.1%
*   Relm Wireless Corp.                                        40,346     173,488             0.0%
*   RetailMeNot, Inc.                                          71,675     630,023             0.0%
#   RF Industries, Ltd.                                        56,930     256,754             0.0%
    Richardson Electronics, Ltd.                              128,704     772,224             0.0%
#*  Rightside Group, Ltd.                                      36,226     291,619             0.0%
#*  Rocket Fuel, Inc.                                          15,448      71,061             0.0%
*   Rofin-Sinar Technologies, Inc.                            190,019   5,502,950             0.1%
*   Rogers Corp.                                              139,179   6,474,607             0.1%
#*  Rosetta Stone, Inc.                                       132,632     872,719             0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Information Technology -- (Continued)
#*  Rovi Corp.                                                  1,693 $    15,491             0.0%
#*  Rubicon Technology, Inc.                                   97,045     106,750             0.0%
#*  Ruckus Wireless, Inc.                                      64,233     724,548             0.0%
#*  Rudolph Technologies, Inc.                                323,960   4,143,448             0.1%
*   Sanmina Corp.                                              11,567     239,090             0.0%
*   ScanSource, Inc.                                          231,485   7,988,547             0.2%
#*  SciQuest, Inc.                                              7,452      88,381             0.0%
#*  Seachange International, Inc.                             357,330   2,311,925             0.1%
#*  ServiceSource International, Inc.                          75,929     324,217             0.0%
*   Sevcon, Inc.                                               56,400     517,752             0.0%
*   ShoreTel, Inc.                                            301,933   2,850,248             0.1%
*   Sigma Designs, Inc.                                       345,389   3,042,877             0.1%
*   Sigmatron International, Inc.                              17,185     113,421             0.0%
#*  Silicon Graphics International Corp.                       10,895      47,611             0.0%
*   SMTC Corp.                                                 16,231      23,373             0.0%
#*  Sonic Foundry, Inc.                                        23,066     173,687             0.0%
#*  Sonus Networks, Inc.                                      350,491   2,316,746             0.1%
*   Stamps.com, Inc.                                          146,418  11,070,665             0.2%
*   StarTek, Inc.                                             131,000     471,600             0.0%
#*  Super Micro Computer, Inc.                                453,115  12,782,374             0.3%
*   Support.com, Inc.                                         289,321     335,612             0.0%
*   Sykes Enterprises, Inc.                                   359,372  10,421,788             0.2%
*   Tangoe, Inc.                                                3,878      32,110             0.0%
*   Technical Communications Corp.                              7,300      21,170             0.0%
*   TechTarget, Inc.                                           25,442     237,374             0.0%
*   TeleCommunication Systems, Inc. Class A                   417,401   1,707,170             0.0%
#*  Telenav, Inc.                                             200,136   1,440,979             0.0%
    TeleTech Holdings, Inc.                                   177,763   5,172,903             0.1%
    Tessco Technologies, Inc.                                  64,080   1,399,507             0.0%
    Tessera Technologies, Inc.                                164,594   5,755,852             0.1%
    TheStreet, Inc.                                           233,363     336,043             0.0%
*   TiVo, Inc.                                                850,604   7,723,484             0.2%
    Transact Technologies, Inc.                                90,009     861,386             0.0%
#*  Travelzoo, Inc.                                            60,630     542,032             0.0%
*   Trio Tech International                                     3,392       8,310             0.0%
*   TSR, Inc.                                                  60,552     260,374             0.0%
#*  TTM Technologies, Inc.                                    515,331   3,761,916             0.1%
#*  Ultra Clean Holdings, Inc.                                170,531     832,191             0.0%
*   Ultratech, Inc.                                           247,293   3,865,190             0.1%
#*  Unisys Corp.                                              488,204   6,541,934             0.1%
*   United Online, Inc.                                       135,630   1,584,158             0.0%
#*  Universal Display Corp.                                     4,733     162,389             0.0%
*   Universal Security Instruments, Inc.                        2,177      10,428             0.0%
*   Unwired Planet, Inc.                                       98,462      83,407             0.0%
#*  USA Technologies, Inc.                                      7,207      20,468             0.0%
#*  VASCO Data Security International, Inc.                    14,694     279,333             0.0%
#*  Veeco Instruments, Inc.                                   277,442   4,999,505             0.1%
*   Viavi Solutions, Inc.                                      37,843     225,166             0.0%
*   Vicon Industries, Inc.                                     45,650      75,323             0.0%
*   Virtusa Corp.                                             311,174  17,870,723             0.4%
*   Vishay Precision Group, Inc.                              108,345   1,270,887             0.0%
#   Wayside Technology Group, Inc.                             30,941     564,054             0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES     VALUE+    OF NET ASSETS**
                                                              ------- ------------ ---------------
Information Technology -- (Continued)
*   Web.com Group, Inc.                                       382,784 $  8,983,941             0.2%
#*  WebMD Health Corp.                                         12,488      507,762             0.0%
*   Westell Technologies, Inc. Class A                        426,791      576,168             0.0%
*   Wireless Telecom Group, Inc.                              225,386      356,110             0.0%
#*  Xcerra Corp.                                              394,368    2,736,914             0.1%
*   XO Group, Inc.                                            213,404    3,228,803             0.1%
#*  Xoom Corp.                                                  3,497       87,215             0.0%
*   YuMe, Inc.                                                  2,500        7,650             0.0%
#*  Zhone Technologies, Inc.                                   66,487       82,444             0.0%
#*  Zix Corp.                                                 448,715    2,324,344             0.1%
                                                                      ------------            ----
Total Information Technology                                           797,076,367            15.9%
                                                                      ------------            ----
Materials -- (4.3%)
#   A Schulman, Inc.                                          321,904   11,553,135             0.2%
*   AEP Industries, Inc.                                       60,416    4,833,280             0.1%
#*  AK Steel Holding Corp.                                    171,700      496,213             0.0%
#*  AM Castle & Co.                                           144,682      345,790             0.0%
*   American Biltrite, Inc.                                       868      367,164             0.0%
#   American Vanguard Corp.                                   207,858    2,787,376             0.1%
    Ampco-Pittsburgh Corp.                                     81,308      942,360             0.0%
#   Balchem Corp.                                             133,473    9,116,206             0.2%
*   Boise Cascade Co.                                         341,633   10,225,076             0.2%
    Calgon Carbon Corp.                                       579,686    9,970,599             0.2%
    Carpenter Technology Corp.                                  5,131      170,914             0.0%
#*  Century Aluminum Co.                                      445,102    1,611,269             0.0%
#   Chase Corp.                                                76,072    3,378,358             0.1%
*   Clearwater Paper Corp.                                    208,442   10,511,730             0.2%
#*  Codexis, Inc.                                              40,328      130,864             0.0%
#*  Coeur d'Alene Mines Corp.                                 183,409      495,204             0.0%
#*  Contango ORE, Inc.                                          1,592        7,960             0.0%
*   Core Molding Technologies, Inc.                            65,025    1,303,101             0.0%
#   Deltic Timber Corp.                                        83,586    5,178,989             0.1%
    Detrex Corp.                                               10,200      266,679             0.0%
*   Ferro Corp.                                               910,884   11,376,941             0.2%
    Flamemaster Corp.                                             189        2,164             0.0%
#*  Flotek Industries, Inc.                                   509,644    9,224,556             0.2%
    Friedman Industries, Inc.                                  60,300      361,197             0.0%
#   FutureFuel Corp.                                          206,781    3,186,495             0.1%
    Globe Specialty Metals, Inc.                              429,788    5,423,925             0.1%
*   Handy & Harman, Ltd.                                          500       11,875             0.0%
#   Hawkins, Inc.                                             100,741    4,174,707             0.1%
    Haynes International, Inc.                                 86,130    3,397,828             0.1%
*   Headwaters, Inc.                                          815,396   16,756,388             0.3%
#   Hecla Mining Co.                                          847,328    1,753,969             0.0%
#*  Horsehead Holding Corp.                                   389,612    1,106,498             0.0%
    Innophos Holdings, Inc.                                   217,675    9,249,011             0.2%
    Innospec, Inc.                                            242,082   13,372,610             0.3%
#   Kaiser Aluminum Corp.                                     116,850    9,498,736             0.2%
    KMG Chemicals, Inc.                                        71,451    1,503,329             0.0%
    Koppers Holdings, Inc.                                    139,602    2,646,854             0.1%
*   Kraton Performance Polymers, Inc.                         228,614    4,661,439             0.1%
#   Kronos Worldwide, Inc.                                     17,088      134,995             0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                                PERCENTAGE
                                                                        SHARES      VALUE+    OF NET ASSETS**
                                                                       --------- ------------ ---------------
Materials -- (Continued)
#*           LSB Industries, Inc.                                        156,613 $  2,450,993             0.0%
#            Materion Corp.                                              139,759    4,213,734             0.1%
#            McEwen Mining, Inc.                                         126,674      114,032             0.0%
             Mercer International, Inc.                                  302,737    3,269,560             0.1%
#            Myers Industries, Inc.                                      311,465    4,861,969             0.1%
#            Neenah Paper, Inc.                                          156,349   10,539,486             0.2%
#            Noranda Aluminum Holding Corp.                               33,934       58,366             0.0%
*            Northern Technologies International Corp.                    38,414      689,531             0.0%
#            Olympic Steel, Inc.                                          87,324      835,691             0.0%
#*           OMNOVA Solutions, Inc.                                      290,442    2,085,374             0.0%
#            PH Glatfelter Co.                                           398,556    7,731,986             0.2%
             Quaker Chemical Corp.                                       124,947    9,918,293             0.2%
#            Rayonier Advanced Materials, Inc.                             2,783       25,659             0.0%
*            Real Industry, Inc.                                           2,000       19,000             0.0%
#*           Rentech, Inc.                                                10,330       60,430             0.0%
#*           Resolute Forest Products, Inc.                               22,093      165,035             0.0%
#            Schnitzer Steel Industries, Inc. Class A                    200,153    3,374,580             0.1%
             Schweitzer-Mauduit International, Inc.                      107,086    4,157,079             0.1%
             Stepan Co.                                                  179,618    9,507,181             0.2%
#*           Stillwater Mining Co.                                        25,454      237,740             0.0%
             SunCoke Energy, Inc.                                         59,292      294,088             0.0%
             Synalloy Corp.                                               57,753      503,606             0.0%
#            TimkenSteel Corp.                                             9,002       95,781             0.0%
#*           Trecora Resources                                           139,176    1,981,866             0.0%
#            Tredegar Corp.                                              325,095    4,635,855             0.1%
*            UFP Technologies, Inc.                                       12,400      303,924             0.0%
             United States Lime & Minerals, Inc.                          60,115    2,936,618             0.1%
#*           Universal Stainless & Alloy Products, Inc.                   53,774      467,834             0.0%
#*           US Concrete, Inc.                                            52,872    2,932,281             0.1%
             Vulcan International Corp.                                    8,251      474,515             0.0%
#            Wausau Paper Corp.                                          434,825    4,439,563             0.1%
*            Webco Industries, Inc.                                        3,750      199,687             0.0%
                                                                                 ------------             ---
Total Materials                                                                   255,117,121             5.1%
                                                                                 ------------             ---
Other -- (0.0%)
(degrees)*   Allen Organ Co. Escrow Shares                                 4,700           --             0.0%
(degrees)*   Concord Camera Corp. Escrow Shares                           49,560           --             0.0%
(degrees)*   DLB Oil & Gas, Inc. Escrow Shares                             7,600           --             0.0%
(degrees)*   FRD Acquisition Co. Escrow Shares                           294,513           --             0.0%
(degrees)#*  Gerber Scientific, Inc. Escrow Shares                       214,642           --             0.0%
(degrees)*   Petrocorp, Inc. Escrow Shares                                37,100           --             0.0%
                                                                                 ------------             ---
Total Other                                                                                --             0.0%
                                                                                 ------------             ---
Telecommunication Services -- (1.6%)
#*           8x8, Inc.                                                    39,873      425,046             0.0%
*            Alaska Communications Systems Group, Inc.                    52,443      120,095             0.0%
             Alteva, Inc.                                                 35,460      157,442             0.0%
             Atlantic Tele-Network, Inc.                                  98,416    7,520,951             0.1%
#*           Boingo Wireless, Inc.                                       282,160    2,181,097             0.0%
#*           Cincinnati Bell, Inc.                                     1,521,504    5,736,070             0.1%
#            Cogent Communications Holdings, Inc.                        105,122    3,229,348             0.1%
#            Consolidated Communications Holdings, Inc.                  421,152    9,307,459             0.2%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                      --------- -------------- ---------------
Telecommunication Services -- (Continued)
*           FairPoint Communications, Inc.                               13,284 $      213,075             0.0%
#*          General Communication, Inc. Class A                         439,260      8,945,530             0.2%
#*          Hawaiian Telcom Holdco, Inc.                                  7,177        163,779             0.0%
#           IDT Corp. Class B                                           211,713      2,741,683             0.1%
            Inteliquent, Inc.                                           391,777      8,117,619             0.2%
#*          Iridium Communications, Inc.                                285,416      2,343,265             0.0%
*           LICT Corp.                                                        1          3,348             0.0%
            Lumos Networks Corp.                                        142,635      1,848,550             0.0%
#*          NTELOS Holdings Corp.                                       106,647        980,086             0.0%
#*          ORBCOMM, Inc.                                               323,582      1,922,077             0.0%
*           Premiere Global Services, Inc.                              588,700      8,053,416             0.2%
#           Shenandoah Telecommunications Co.                           240,451     11,250,702             0.2%
            Spok Holdings, Inc.                                         142,763      2,574,017             0.1%
#*          Straight Path Communications, Inc. Class B                   85,246      2,642,626             0.1%
*           Vonage Holdings Corp.                                     1,713,121     10,398,645             0.2%
                                                                                --------------            ----
Total Telecommunication Services                                                    90,875,926             1.8%
                                                                                --------------            ----
Utilities -- (1.7%)
            American States Water Co.                                   401,996     16,381,337             0.3%
#           Artesian Resources Corp. Class A                             22,691        552,753             0.0%
            California Water Service Group                              493,029     11,024,128             0.2%
            Chesapeake Utilities Corp.                                  129,754      6,774,456             0.1%
#           Connecticut Water Service, Inc.                              82,775      3,046,948             0.1%
#           Consolidated Water Co., Ltd.                                 36,099        399,616             0.0%
            Delta Natural Gas Co., Inc.                                  40,000        817,200             0.0%
            El Paso Electric Co.                                         65,675      2,539,652             0.1%
            Empire District Electric Co. (The)                          440,080      9,923,804             0.2%
#           Gas Natural, Inc.                                            24,922        219,812             0.0%
#           Genie Energy, Ltd. Class B                                  199,593      2,263,385             0.0%
            MGE Energy, Inc.                                            297,518     12,278,568             0.3%
#           Middlesex Water Co.                                         116,467      3,001,355             0.1%
#           Northwest Natural Gas Co.                                   153,403      7,328,061             0.2%
#           Ormat Technologies, Inc.                                     52,375      1,975,585             0.0%
#           Otter Tail Corp.                                            287,859      7,898,851             0.2%
            RGC Resources, Inc.                                           9,396        195,437             0.0%
            SJW Corp.                                                   191,164      6,065,634             0.1%
            Unitil Corp.                                                112,582      3,993,283             0.1%
#           York Water Co. (The)                                         68,782      1,594,367             0.0%
                                                                                --------------            ----
Total Utilities                                                                     98,274,232             2.0%
                                                                                --------------            ----
TOTAL COMMON STOCKS                                                              4,984,230,122            99.5%
                                                                                --------------            ----
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
(degrees)*  Enron TOPRS Escrow Shares                                    37,101             --             0.0%
                                                                                --------------            ----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Capital Bank Corp. Contingent Value Rights                   12,543             --             0.0%
(degrees)*  Furiex Pharmaceuticals Contingent Value Rights               16,188        158,157             0.0%
(degrees)*  Leap Wireless International, Inc. Contingent Value Rights   104,000        196,560             0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                                   PERCENTAGE
                                                                         SHARES       VALUE+     OF NET ASSETS**
                                                                       ---------- -------------- ---------------
(degrees)#*  Magnum Hunter Resources Corp. Warrants 04/15/16               82,112 $           --             0.0%
                                                                                  --------------           -----
TOTAL RIGHTS/WARRANTS                                                                    354,717             0.0%
                                                                                  --------------           -----
BONDS -- (0.0%)
Financials -- (0.0%)
(degrees)    Capital Properties, Inc., 5.000%                               9,939          9,926             0.0%
                                                                                  --------------           -----
TOTAL INVESTMENT SECURITIES                                                        4,984,594,765
                                                                                  --------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
             State Street Institutional Liquid Reserves, 0.140%        30,728,188     30,728,188             0.6%
                                                                                  --------------           -----
SECURITIES LENDING COLLATERAL -- (14.7%)
(S)@         DFA Short Term Investment Fund                            74,300,070    859,651,815            17.2%
                                                                                  --------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $4,495,466,417)                               $5,874,974,768           117.3%
                                                                                  ==============           =====

U.S. MICRO CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                --------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary       $  883,531,802           --   --    $  883,531,802
   Consumer Staples                212,178,315           --   --       212,178,315
   Energy                          101,123,493 $     36,374   --       101,159,867
   Financials                      976,123,793      342,112   --       976,465,905
   Health Care                     568,314,944       76,474   --       568,391,418
   Industrials                   1,001,157,281        1,888   --     1,001,159,169
   Information Technology          797,076,367           --   --       797,076,367
   Materials                       255,117,121           --   --       255,117,121
   Other                                    --           --   --                --
   Telecommunication Services       90,875,926           --   --        90,875,926
   Utilities                        98,274,232           --   --        98,274,232
Preferred Stocks
   Other                                    --           --   --                --
Rights/Warrants                             --      354,717   --           354,717
Bonds
   Financials                               --        9,926   --             9,926
Temporary Cash Investments          30,728,188           --   --        30,728,188
Securities Lending Collateral               --  859,651,815   --       859,651,815
                                -------------- ------------   --    --------------
TOTAL                           $5,014,501,462 $860,473,306   --    $5,874,974,768
                                ============== ============   ==    ==============

                     DFA REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                       PERCENTAGE
                                                               SHARES      VALUE+    OF NET ASSETS**
                                                              --------- ------------ ---------------
COMMON STOCKS -- (96.1%)
Real Estate Investment Trusts -- (96.1%)
#   Acadia Realty Trust                                         653,098 $ 21,480,393             0.3%
    Agree Realty Corp.                                          172,363    5,581,114             0.1%
#   Alexander's, Inc.                                            44,941   17,746,752             0.3%
    Alexandria Real Estate Equities, Inc.                       702,724   63,062,452             1.0%
    American Assets Trust, Inc.                                 314,842   13,273,739             0.2%
    American Campus Communities, Inc.                         1,079,435   43,792,678             0.7%
    American Homes 4 Rent Class A                               844,903   13,940,900             0.2%
#   American Residential Properties, Inc.                        82,847    1,372,775             0.0%
    Apartment Investment & Management Co. Class A             1,485,089   58,200,638             0.9%
    Ashford Hospitality Prime, Inc.                             270,647    3,978,511             0.1%
    Ashford Hospitality Trust, Inc.                             959,087    6,598,519             0.1%
#*  Ashford, Inc.                                                 8,234      529,035             0.0%
    AvalonBay Communities, Inc.                               1,277,589  223,360,885             3.4%
    BioMed Realty Trust, Inc.                                 1,963,750   45,971,388             0.7%
#   Bluerock Residential Growth REIT, Inc.                        4,505       52,799             0.0%
    Boston Properties, Inc.                                   1,490,533  187,583,578             2.9%
    Brandywine Realty Trust                                   1,796,523   24,253,061             0.4%
    Brixmor Property Group, Inc.                                758,194   19,424,930             0.3%
    Camden Property Trust                                       824,477   60,838,158             0.9%
#   Campus Crest Communities, Inc.                              650,380    4,312,019             0.1%
    Care Capital Properties, Inc.                               793,967   26,161,213             0.4%
#   CareTrust REIT, Inc.                                        235,251    2,663,041             0.0%
    CBL & Associates Properties, Inc.                         1,697,710   24,752,612             0.4%
#   Cedar Realty Trust, Inc.                                    686,175    4,796,363             0.1%
#   Chambers Street Properties                                  946,929    6,704,257             0.1%
    Chatham Lodging Trust                                       207,787    4,756,244             0.1%
    Chesapeake Lodging Trust                                    566,077   15,589,761             0.2%
#   Columbia Property Trust, Inc.                               622,083   15,452,542             0.2%
    CoreSite Realty Corp.                                       235,831   12,958,913             0.2%
    Corporate Office Properties Trust                           934,245   21,487,635             0.3%
    Cousins Properties, Inc.                                  2,073,955   20,822,508             0.3%
    CubeSmart                                                 1,608,251   44,741,543             0.7%
    CyrusOne, Inc.                                              597,114   21,066,182             0.3%
    DCT Industrial Trust, Inc.                                  887,128   32,930,191             0.5%
#   DDR Corp.                                                 2,945,706   49,487,861             0.8%
    DiamondRock Hospitality Co.                               1,941,255   22,673,858             0.3%
#   Digital Realty Trust, Inc.                                1,379,259  102,009,996             1.6%
    Douglas Emmett, Inc.                                      1,353,312   41,343,682             0.6%
    Duke Realty Corp.                                         3,318,928   68,701,810             1.0%
    DuPont Fabros Technology, Inc.                              653,119   20,958,589             0.3%
    EastGroup Properties, Inc.                                  318,562   17,890,442             0.3%
#   Education Realty Trust, Inc.                                473,727   17,011,537             0.3%
#   Empire State Realty Trust, Inc. Class A                     615,079   10,960,708             0.2%
#   EPR Properties                                              548,998   31,188,576             0.5%
*   Equity Commonwealth                                       1,169,690   33,581,800             0.5%
    Equity Lifestyle Properties, Inc.                           770,003   46,569,781             0.7%
    Equity One, Inc.                                            737,215   19,595,175             0.3%
    Equity Residential                                        3,454,662  267,114,466             4.1%
    Essex Property Trust, Inc.                                  623,825  137,515,983             2.1%
    Extra Space Storage, Inc.                                 1,108,352   87,825,812             1.3%
#   Federal Realty Investment Trust                             655,906   94,115,952             1.4%

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED



                                                                                       PERCENTAGE
                                                               SHARES      VALUE+    OF NET ASSETS**
                                                              --------- ------------ ---------------
Real Estate Investment Trusts -- (Continued)
#   FelCor Lodging Trust, Inc.                                1,292,032 $ 10,400,858             0.2%
    First Industrial Realty Trust, Inc.                       1,093,273   23,702,159             0.4%
#   First Potomac Realty Trust                                  575,578    6,786,065             0.1%
    Franklin Street Properties Corp.                            874,846    9,115,895             0.1%
#   Gaming and Leisure Properties, Inc.                         898,396   26,206,211             0.4%
    General Growth Properties, Inc.                           5,462,416  158,136,943             2.4%
    Getty Realty Corp.                                          254,103    4,289,259             0.1%
#   Gladstone Commercial Corp.                                  201,957    3,233,332             0.0%
#   Gladstone Land Corp.                                         34,019      312,975             0.0%
#   Government Properties Income Trust                          711,530   11,583,708             0.2%
    HCP, Inc.                                                 4,453,629  165,674,999             2.5%
    Healthcare Realty Trust, Inc.                               982,140   25,889,210             0.4%
    Healthcare Trust of America, Inc. Class A                 1,205,203   31,708,891             0.5%
    Hersha Hospitality Trust                                    473,406   11,366,478             0.2%
#   Highwoods Properties, Inc.                                  899,605   39,087,837             0.6%
    HMG/Courtland Properties, Inc.                                1,600       18,960             0.0%
#   Hospitality Properties Trust                              1,443,795   38,751,458             0.6%
#   Host Hotels & Resorts, Inc.                               7,483,191  129,683,700             2.0%
    Hudson Pacific Properties, Inc.                             721,772   20,621,026             0.3%
    Independence Realty Trust, Inc.                              32,924      258,124             0.0%
#   Inland Real Estate Corp.                                    898,444    7,951,229             0.1%
    Investors Real Estate Trust                               1,191,287    9,673,250             0.1%
#   Iron Mountain, Inc.                                       1,518,022   46,512,194             0.7%
    Kilroy Realty Corp.                                         874,924   57,604,996             0.9%
    Kimco Realty Corp.                                        3,927,935  105,150,820             1.6%
    Kite Realty Group Trust                                     790,684   20,881,964             0.3%
#   LaSalle Hotel Properties                                  1,095,408   32,215,949             0.5%
    Lexington Realty Trust                                    2,072,561   18,321,439             0.3%
    Liberty Property Trust                                    1,445,173   49,164,785             0.7%
#   LTC Properties, Inc.                                        338,714   14,513,895             0.2%
    Macerich Co. (The)                                        1,535,271  130,098,865             2.0%
    Mack-Cali Realty Corp.                                      852,112   18,541,957             0.3%
    Medical Properties Trust, Inc.                            2,255,121   25,482,867             0.4%
    Mid-America Apartment Communities, Inc.                     715,201   60,927,973             0.9%
    Monmouth Real Estate Investment Corp. Class A               501,268    5,218,200             0.1%
    National Health Investors, Inc.                             338,630   19,891,126             0.3%
    National Retail Properties, Inc.                          1,278,673   48,589,574             0.7%
#   New Senior Investment Group, Inc.                           396,623    3,974,162             0.1%
    New York REIT, Inc.                                         511,886    5,835,500             0.1%
    Omega Healthcare Investors, Inc.                          1,579,449   54,522,579             0.8%
#   One Liberty Properties, Inc.                                125,464    2,955,932             0.0%
    Paramount Group, Inc.                                       567,613   10,086,483             0.2%
    Parkway Properties, Inc.                                    793,905   13,282,031             0.2%
    Pebblebrook Hotel Trust                                     681,791   23,303,616             0.4%
    Pennsylvania REIT                                           714,600   16,064,208             0.2%
    Physicians Realty Trust                                     329,784    5,269,948             0.1%
    Piedmont Office Realty Trust, Inc. Class A                1,552,724   30,091,791             0.5%
#   Post Properties, Inc.                                       538,702   32,182,057             0.5%
    Prologis, Inc.                                            4,972,521  212,475,822             3.2%
#   PS Business Parks, Inc.                                     200,967   17,240,959             0.3%
    Public Storage                                            1,418,576  325,506,449             5.0%
#   QTS Realty Trust, Inc. Class A                              205,770    8,850,168             0.1%

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                ---------- -------------- ---------------
Real Estate Investment Trusts -- (Continued)
#     Ramco-Gershenson Properties Trust                            764,709 $   12,847,111             0.2%
#     Realty Income Corp.                                        2,230,339    110,312,567             1.7%
      Regency Centers Corp.                                        897,051     60,963,586             0.9%
#     Retail Opportunity Investments Corp.                         937,151     16,990,548             0.3%
      Retail Properties of America, Inc. Class A                 2,250,927     33,696,377             0.5%
      Rexford Industrial Realty, Inc.                              310,623      4,705,938             0.1%
      RLJ Lodging Trust                                          1,254,605     31,478,039             0.5%
#     Rouse Properties, Inc.                                       157,659      2,773,222             0.0%
      Ryman Hospitality Properties, Inc.                           438,110     23,044,586             0.4%
      Sabra Health Care REIT, Inc.                                 618,037     14,017,079             0.2%
      Saul Centers, Inc.                                           129,569      7,264,934             0.1%
      Select Income REIT                                           635,705     12,841,241             0.2%
      Senior Housing Properties Trust                            2,252,597     34,216,948             0.5%
      Silver Bay Realty Trust Corp.                                198,306      3,212,557             0.0%
      Simon Property Group, Inc.                                 2,960,258    596,373,577             9.1%
#     SL Green Realty Corp.                                        946,080    112,224,010             1.7%
      Sotherly Hotels, Inc.                                         93,390        553,803             0.0%
      Sovran Self Storage, Inc.                                    345,062     34,461,342             0.5%
#     Spirit Realty Capital, Inc.                                4,189,447     42,648,570             0.7%
#     STAG Industrial, Inc.                                        528,011     10,834,786             0.2%
#     Starwood Waypoint Residential Trust                          337,661      8,306,461             0.1%
*     Strategic Hotels & Resorts, Inc.                           2,482,764     35,006,972             0.5%
      Summit Hotel Properties, Inc.                                821,664     10,747,365             0.2%
#     Sun Communities, Inc.                                        484,805     32,491,631             0.5%
      Sunstone Hotel Investors, Inc.                             2,061,977     29,816,187             0.5%
      Tanger Factory Outlet Centers, Inc.                          945,595     33,048,545             0.5%
      Taubman Centers, Inc.                                        609,676     46,932,858             0.7%
#     Terreno Realty Corp.                                         204,202      4,570,041             0.1%
      UDR, Inc.                                                  2,486,085     85,670,489             1.3%
#     UMH Properties, Inc.                                         181,271      1,792,770             0.0%
#     Universal Health Realty Income Trust                         120,202      5,972,837             0.1%
#     Urban Edge Properties                                        942,085     22,365,098             0.3%
#     Urstadt Biddle Properties, Inc.                               71,953      1,252,702             0.0%
      Urstadt Biddle Properties, Inc. Class A                      251,341      5,051,954             0.1%
      Ventas, Inc.                                               3,155,009    169,487,084             2.6%
      VEREIT, Inc.                                               8,432,583     69,653,136             1.1%
      Vornado Realty Trust                                       1,650,859    165,993,872             2.5%
#     Washington REIT                                              658,016     17,773,012             0.3%
      Weingarten Realty Investors                                1,153,006     41,231,495             0.6%
      Welltower, Inc.                                            3,338,919    216,595,676             3.3%
#     Whitestone REIT                                              242,205      2,993,654             0.0%
#     WP Carey, Inc.                                               865,190     54,827,090             0.8%
      WP GLIMCHER, Inc.                                          1,791,188     20,813,605             0.3%
#     Xenia Hotels & Resorts, Inc.                                 220,153      3,817,453             0.1%
                                                                           --------------           -----
TOTAL COMMON STOCKS                                                         6,539,667,041            99.8%
                                                                           --------------           -----
TOTAL INVESTMENT SECURITIES                                                 6,539,667,041
                                                                           --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves, 0.140%        10,867,957     10,867,957             0.2%
                                                                           --------------           -----
SECURITIES LENDING COLLATERAL -- (3.7%)
(S)@  DFA Short Term Investment Fund                            21,782,988 $  252,029,166             3.8%
                                                                           --------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $4,831,166,636)                        $6,802,564,164           103.8%
                                                                           ==============           =====

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                          --------------------------------------------------
                                                             LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                                          -------------- ------------ ------- --------------
Common Stocks
   Real Estate Investment Trusts                          $6,539,667,041           --      -- $6,539,667,041
Temporary Cash Investments                                    10,867,957           --      --     10,867,957
Securities Lending Collateral                                         -- $252,029,166      --    252,029,166
                                                          -------------- ------------      -- --------------
TOTAL                                                     $6,550,534,998 $252,029,166      -- $6,802,564,164
                                                          ============== ============      == ==============

                       LARGE CAP INTERNATIONAL PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
COMMON STOCKS -- (94.2%)
AUSTRALIA -- (5.2%)
    AGL Energy, Ltd.                                            106,157 $ 1,258,879             0.1%
    Amcor, Ltd.                                                 291,961   2,819,994             0.1%
    Amcor, Ltd. Sponsored ADR                                     1,068      41,791             0.0%
    AMP, Ltd.                                                 1,148,102   4,656,483             0.2%
#   APA Group                                                   241,803   1,575,392             0.1%
*   Aquarius Platinum, Ltd.                                     138,691      24,053             0.0%
    Aristocrat Leisure, Ltd.                                    128,643     849,162             0.0%
    Asciano, Ltd.                                               271,603   1,581,683             0.1%
    ASX, Ltd.                                                    36,987   1,081,270             0.0%
    Aurizon Holdings, Ltd.                                      586,970   2,152,132             0.1%
#   AusNet Services                                             371,932     381,466             0.0%
#   Australia & New Zealand Banking Group, Ltd.                 611,101  11,818,871             0.4%
    Bank of Queensland, Ltd.                                    103,981     963,966             0.0%
    Bendigo and Adelaide Bank, Ltd.                             133,998   1,016,530             0.0%
    BHP Billiton, Ltd.                                          722,701  11,852,828             0.4%
    BHP Billiton, Ltd. Sponsored ADR                             64,389   2,117,754             0.1%
    Boral, Ltd.                                                 255,984     979,193             0.0%
    Brambles, Ltd.                                              379,165   2,792,162             0.1%
    Caltex Australia, Ltd.                                       41,811     935,992             0.0%
    CIMIC Group, Ltd.                                            26,566     520,778             0.0%
    Coca-Cola Amatil, Ltd.                                      147,605     955,187             0.0%
    Cochlear, Ltd.                                               14,528     916,909             0.0%
    Commonwealth Bank of Australia                              366,747  19,913,615             0.6%
    Computershare, Ltd.                                         107,678     825,292             0.0%
    Crown Resorts, Ltd.                                          65,098     527,588             0.0%
    CSL, Ltd.                                                   109,253   7,262,075             0.2%
    DUET Group                                                  564,276     946,016             0.0%
#   Fortescue Metals Group, Ltd.                                721,967   1,066,806             0.0%
    Harvey Norman Holdings, Ltd.                                175,534     493,173             0.0%
    Incitec Pivot, Ltd.                                         472,140   1,318,471             0.1%
    Insurance Australia Group, Ltd.                             720,151   2,862,496             0.1%
    James Hardie Industries P.L.C.                              110,421   1,429,410             0.1%
    James Hardie Industries P.L.C. Sponsored ADR                  2,500      32,875             0.0%
    Lend Lease Group                                            164,263   1,510,806             0.1%
    Macquarie Group, Ltd.                                       104,955   6,354,929             0.2%
    Medibank Pvt, Ltd.                                          389,694     653,768             0.0%
    National Australia Bank, Ltd.                               538,394  11,497,212             0.4%
*   Newcrest Mining, Ltd.                                       234,788   2,045,298             0.1%
    Oil Search, Ltd.                                            286,587   1,597,219             0.1%
#   Orica, Ltd.                                                 137,709   1,610,972             0.1%
    Origin Energy, Ltd.                                         513,230   1,994,310             0.1%
    Platinum Asset Management, Ltd.                              41,235     216,195             0.0%
    Qantas Airways, Ltd.                                        313,413     882,804             0.0%
    QBE Insurance Group, Ltd.                                   403,425   3,776,356             0.1%
    Ramsay Health Care, Ltd.                                     33,243   1,461,282             0.1%
#   REA Group, Ltd.                                              12,767     433,897             0.0%
    Reece Australia, Ltd.                                         6,953     168,607             0.0%
    Rio Tinto, Ltd.                                             120,690   4,315,638             0.1%
#   Santos, Ltd.                                                272,566   1,125,189             0.0%
#   Seek, Ltd.                                                   67,714     615,137             0.0%
    Sonic Healthcare, Ltd.                                       66,007     902,752             0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES    VALUE++    OF NET ASSETS**
                                                              ------- ------------ ---------------
AUSTRALIA -- (Continued)
*   South32, Ltd.                                             722,701 $    748,366             0.0%
#*  South32, Ltd. ADR                                          79,510      408,681             0.0%
    Suncorp Group, Ltd.                                       394,370    3,663,521             0.1%
    Sydney Airport                                            188,973      863,626             0.0%
    Tabcorp Holdings, Ltd.                                    285,684      954,778             0.0%
    Tatts Group, Ltd.                                         403,202    1,132,082             0.0%
    Telstra Corp., Ltd.                                       992,295    3,802,121             0.1%
    TPG Telecom, Ltd.                                          66,266      519,386             0.0%
    Transurban Group                                          344,408    2,552,077             0.1%
    Washington H Soul Pattinson & Co., Ltd.                    13,478      154,527             0.0%
    Wesfarmers, Ltd.                                          189,581    5,301,499             0.2%
    Westpac Banking Corp.(6076146)                            473,127   10,538,433             0.3%
*   Westpac Banking Corp.(BYNK9D0)                             20,571      446,677             0.0%
    Westpac Banking Corp. Sponsored ADR                        85,381    1,909,973             0.1%
    Woodside Petroleum, Ltd.                                  315,535    6,617,701             0.2%
    Woolworths, Ltd.                                          297,632    5,098,799             0.2%
                                                                      ------------             ---
TOTAL AUSTRALIA                                                        173,844,910             5.5%
                                                                      ------------             ---
AUSTRIA -- (0.2%)
    Andritz AG                                                 13,945      700,628             0.0%
*   Erste Group Bank AG                                        56,222    1,648,643             0.1%
    OMV AG                                                     68,007    1,810,875             0.1%
#   Verbund AG                                                 22,099      312,734             0.0%
    Voestalpine AG                                             34,920    1,262,572             0.0%
                                                                      ------------             ---
TOTAL AUSTRIA                                                            5,735,452             0.2%
                                                                      ------------             ---
BELGIUM -- (1.2%)
    Ageas                                                      62,545    2,758,082             0.1%
    Anheuser-Busch InBev NV                                   147,197   17,564,223             0.6%
    Anheuser-Busch InBev NV Sponsored ADR                      25,694    3,066,065             0.1%
    bpost SA                                                    3,505       87,722             0.0%
    Colruyt SA                                                 31,570    1,561,552             0.0%
    Delhaize Group                                             18,538    1,720,119             0.1%
    Delhaize Group Sponsored ADR                               48,184    1,118,833             0.0%
    KBC Groep NV                                               73,474    4,467,340             0.1%
    Proximus SADP                                              63,100    2,183,564             0.1%
    Solvay SA                                                  31,570    3,566,499             0.1%
*   Telenet Group Holding NV                                   12,307      715,815             0.0%
    UCB SA                                                     26,833    2,319,388             0.1%
                                                                      ------------             ---
TOTAL BELGIUM                                                           41,129,202             1.3%
                                                                      ------------             ---
CANADA -- (7.6%)
    Agnico Eagle Mines, Ltd.(008474108)                        21,494      608,065             0.0%
    Agnico Eagle Mines, Ltd.(2009823)                          30,337      857,493             0.0%
    Agrium, Inc.(2213538)                                      31,176    2,900,398             0.1%
    Agrium, Inc.(008916108)                                     4,227      393,407             0.0%
*   Air Canada                                                 13,300      109,443             0.0%
    Alamos Gold, Inc. Class A                                   2,255        8,673             0.0%
    Alimentation Couche-Tard, Inc. Class B                     98,358    4,231,139             0.1%
#   AltaGas, Ltd.                                              32,325      834,576             0.0%
#*  Amaya, Inc.                                                 9,600      214,524             0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
CANADA -- (Continued)
#   ARC Resources, Ltd.                                       124,470 $1,835,257             0.1%
    Atco, Ltd. Class I                                         17,924    511,977             0.0%
*   AuRico Metals, Inc.                                           992        599             0.0%
    Bank of Montreal(063671101)                                45,557  2,646,406             0.1%
#   Bank of Montreal(2076009)                                  88,229  5,130,723             0.2%
    Bank of Nova Scotia (The)(064149107)                       37,691  1,770,723             0.1%
    Bank of Nova Scotia (The)(2076281)                        181,668  8,542,953             0.3%
    Barrick Gold Corp.(067901108)                             187,936  1,445,228             0.1%
    Barrick Gold Corp.(2024644)                               200,262  1,539,181             0.1%
    Baytex Energy Corp.                                           363      1,477             0.0%
    BCE, Inc.(B188TH2)                                         25,962  1,122,187             0.0%
    BCE, Inc.(05534B760)                                       22,540    973,953             0.0%
#*  BlackBerry, Ltd.(09228F103)                                64,141    467,588             0.0%
#*  BlackBerry, Ltd.(BCBHZ31)                                  79,575    579,955             0.0%
#   Bombardier, Inc. Class A                                   15,935     18,280             0.0%
#   Bombardier, Inc. Class B                                  361,340    392,400             0.0%
    Brookfield Asset Management, Inc. Class A                 172,296  6,019,045             0.2%
*   BRP, Inc.                                                   3,500     63,009             0.0%
    CAE, Inc.(2162760)                                         75,738    854,920             0.0%
    CAE, Inc.(124765108)                                        7,206     81,644             0.0%
    Cameco Corp.(13321L108)                                    41,415    586,851             0.0%
    Cameco Corp.(2166160)                                      75,060  1,063,101             0.0%
    Canadian Imperial Bank of Commerce(136069101)              14,630  1,119,927             0.0%
    Canadian Imperial Bank of Commerce(2170525)                72,249  5,540,784             0.2%
    Canadian National Railway Co.(136375102)                   30,392  1,856,647             0.1%
    Canadian National Railway Co.(2180632)                    151,760  9,269,709             0.3%
    Canadian Natural Resources, Ltd.(136385101)                77,478  1,799,039             0.1%
    Canadian Natural Resources, Ltd.(2171573)                 209,989  4,869,124             0.2%
#   Canadian Oil Sands, Ltd.                                  201,640  1,522,015             0.1%
    Canadian Pacific Railway, Ltd.(2793115)                    32,866  4,618,482             0.2%
    Canadian Pacific Railway, Ltd.(13645T100)                   3,771    529,826             0.0%
#   Canadian Tire Corp., Ltd. Class A                          26,916  2,367,604             0.1%
    Canadian Utilities, Ltd. Class A                           27,940    735,038             0.0%
*   Canfor Corp.                                               25,000    353,701             0.0%
    CCL Industries, Inc. Class B                                6,496    920,300             0.0%
    Cenovus Energy, Inc.(15135U109)                           127,783  1,905,245             0.1%
    Cenovus Energy, Inc.(B57FG04)                             147,662  2,199,798             0.1%
*   CGI Group, Inc. Class A(39945C109)                         34,943  1,297,783             0.0%
*   CGI Group, Inc. Class A(2159740)                           31,525  1,170,977             0.0%
    CI Financial Corp.                                         58,015  1,384,267             0.1%
#   Cineplex, Inc.                                              8,186    315,458             0.0%
    Cogeco Cable, Inc.                                          8,563    442,230             0.0%
*   Colliers International Group, Inc.                          5,737    284,383             0.0%
    Constellation Software, Inc.                                4,243  1,833,355             0.1%
#   Crescent Point Energy Corp.(B67C8W8)                      144,994  1,975,981             0.1%
    Crescent Point Energy Corp.(22576C101)                     18,623    253,831             0.0%
    DH Corp.                                                   24,111    650,901             0.0%
    Dollarama, Inc.                                            29,600  1,999,517             0.1%
    E-L Financial Corp., Ltd.                                     157     81,526             0.0%
    Eldorado Gold Corp.(284902103)                             27,183     95,141             0.0%
    Eldorado Gold Corp.(2307873)                              181,143    633,086             0.0%
#   Emera, Inc.                                                10,522    344,725             0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
CANADA -- (Continued)
    Empire Co., Ltd.                                           54,444 $1,140,426             0.0%
    Enbridge, Inc.(29250N105)                                  32,574  1,390,584             0.1%
    Enbridge, Inc.(2466149)                                   129,646  5,541,385             0.2%
    Encana Corp.(292505104)                                   234,765  1,791,257             0.1%
    Encana Corp.(2793193)                                     196,185  1,492,842             0.1%
    Ensign Energy Services, Inc.                               18,131    113,977             0.0%
    Fairfax Financial Holdings, Ltd.                            7,695  3,789,358             0.1%
    Finning International, Inc.                                70,463  1,126,244             0.0%
    First Capital Realty, Inc.                                 34,715    514,247             0.0%
    First Quantum Minerals, Ltd.                              174,032    928,986             0.0%
*   FirstService Corp.                                          5,737    201,942             0.0%
#   Fortis, Inc.                                               50,981  1,475,704             0.1%
    Franco-Nevada Corp.(B29NF31)                               13,773    698,551             0.0%
    Franco-Nevada Corp.(351858105)                              7,619    386,207             0.0%
#   Genworth MI Canada, Inc.                                   11,764    290,861             0.0%
    George Weston, Ltd.                                        18,126  1,526,488             0.1%
    Gildan Activewear, Inc.(375916103)                         12,102    347,690             0.0%
    Gildan Activewear, Inc.(2254645)                           35,400  1,017,655             0.0%
    Goldcorp, Inc.(380956409)                                  92,330  1,183,671             0.0%
    Goldcorp, Inc.(2676302)                                   127,850  1,635,768             0.1%
    Great-West Lifeco, Inc.                                    55,600  1,473,766             0.1%
#   Hudson's Bay Co.                                           29,692    516,136             0.0%
#   Husky Energy, Inc.                                         86,350  1,166,874             0.0%
#   IGM Financial, Inc.                                        24,040    694,946             0.0%
    Imperial Oil, Ltd.(453038408)                              18,309    608,774             0.0%
    Imperial Oil, Ltd.(2454241)                                47,327  1,574,792             0.1%
#   Industrial Alliance Insurance & Financial Services, Inc.   29,922    981,687             0.0%
    Intact Financial Corp.                                     26,200  1,871,228             0.1%
    Inter Pipeline, Ltd.                                       69,283  1,298,129             0.0%
    Jean Coutu Group PJC, Inc. (The) Class A                   16,500    251,487             0.0%
#   Keyera Corp.                                               39,418  1,216,363             0.0%
*   Kinross Gold Corp.(496902404)                              22,897     46,023             0.0%
*   Kinross Gold Corp.(B03Z841)                               298,213    599,801             0.0%
    Linamar Corp.                                              18,996  1,103,935             0.0%
    Loblaw Cos., Ltd.                                          39,579  2,085,507             0.1%
*   Lundin Mining Corp.                                       161,804    545,699             0.0%
    MacDonald Dettwiler & Associates, Ltd.                      6,900    411,277             0.0%
    Magna International, Inc.(559222401)                       20,606  1,086,554             0.0%
    Magna International, Inc.(2554475)                         78,820  4,156,797             0.1%
    Manulife Financial Corp.(56501R106)                        88,475  1,467,800             0.1%
    Manulife Financial Corp.(2492519)                         277,559  4,601,927             0.2%
    Maple Leaf Foods, Inc.                                     23,587    375,018             0.0%
*   MEG Energy Corp.                                           45,305    376,964             0.0%
    Methanex Corp.(2654416)                                    25,281  1,008,649             0.0%
    Methanex Corp.(59151K108)                                   7,460    297,878             0.0%
    Metro, Inc.                                                77,772  2,223,841             0.1%
    National Bank of Canada                                    89,349  2,959,395             0.1%
*   New Gold, Inc.                                             89,322    221,324             0.0%
    Onex Corp.                                                 21,004  1,273,476             0.0%
    Open Text Corp.(683715106)                                  9,224    427,994             0.0%
    Open Text Corp.(2260824)                                   21,100    978,029             0.0%
#   Pacific Exploration and Production Corp.                  168,144    327,904             0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
CANADA -- (Continued)
    Pembina Pipeline Corp.(B4PPQG5)                            13,234 $   332,438             0.0%
    Pembina Pipeline Corp.(B4PT2P8)                            37,000     930,093             0.0%
    Pengrowth Energy Corp.                                      6,597       6,458             0.0%
#   Peyto Exploration & Development Corp.                      51,705   1,067,632             0.0%
    Potash Corp. of Saskatchewan, Inc.(73755L107)              52,608   1,064,260             0.0%
    Potash Corp. of Saskatchewan, Inc.(2696980)               133,900   2,711,588             0.1%
    Progressive Waste Solutions, Ltd.(B3DJGB7)                 30,642     736,758             0.0%
    Progressive Waste Solutions, Ltd.(74339G101)               14,394     346,176             0.0%
    Quebecor, Inc. Class B                                     21,600     508,614             0.0%
#   Ritchie Bros Auctioneers, Inc.(2345390)                    16,700     433,464             0.0%
    Ritchie Bros Auctioneers, Inc.(767744105)                   7,381     191,685             0.0%
    Rogers Communications, Inc. Class B(2169051)               57,268   2,278,720             0.1%
    Rogers Communications, Inc. Class B(775109200)             27,329   1,087,694             0.0%
    Royal Bank of Canada(780087102)                            81,614   4,638,124             0.2%
#   Royal Bank of Canada(2754383)                             246,120  14,073,411             0.5%
    Saputo, Inc.                                               55,112   1,314,157             0.1%
*   SEMAFO, Inc.                                               10,400      23,622             0.0%
    Shaw Communications, Inc. Class B(82028K200)               55,617   1,154,053             0.0%
#   Shaw Communications, Inc. Class B(2801836)                 60,849   1,263,422             0.0%
    Silver Wheaton Corp.(828336107)                            28,711     390,182             0.0%
    Silver Wheaton Corp.(B058ZX6)                              45,277     615,305             0.0%
    SNC-Lavalin Group, Inc.                                    66,747   2,139,314             0.1%
    Stantec, Inc.(85472N109)                                   16,651     417,774             0.0%
    Stantec, Inc.(2854238)                                     12,500     313,743             0.0%
    Stella-Jones, Inc.                                          3,000     110,401             0.0%
    Sun Life Financial, Inc.(866796105)                        33,287   1,122,105             0.0%
#   Sun Life Financial, Inc.(2566124)                          84,631   2,854,258             0.1%
    Suncor Energy, Inc.(867224107)                             75,041   2,230,969             0.1%
    Suncor Energy, Inc.(B3NB1P2)                              290,832   8,654,232             0.3%
    Teck Resources, Ltd. Class B(878742204)                    74,644     438,160             0.0%
    Teck Resources, Ltd. Class B(2879327)                      83,338     488,199             0.0%
    TELUS Corp.                                                50,417   1,682,623             0.1%
    Thomson Reuters Corp.(2126067)                             18,094     742,216             0.0%
#   Thomson Reuters Corp.(2889371)                             58,150   2,387,191             0.1%
    Toronto-Dominion Bank (The)(891160509)                     32,714   1,341,928             0.1%
#   Toronto-Dominion Bank (The)(2897222)                      270,619  11,109,535             0.4%
*   Tourmaline Oil Corp.                                       67,472   1,404,033             0.1%
    TransCanada Corp.(89353D107)                               17,804     598,036             0.0%
    TransCanada Corp.(2665184)                                106,971   3,599,514             0.1%
#*  Trican Well Service, Ltd.                                  25,700      17,099             0.0%
*   Turquoise Hill Resources, Ltd.(900435108)                  68,462     186,217             0.0%
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)                   139,137     376,679             0.0%
*   Valeant Pharmaceuticals International, Inc.(91911K102)     18,018   1,689,548             0.1%
*   Valeant Pharmaceuticals International, Inc.(B3XSX46)       57,482   5,364,869             0.2%
#   Veresen, Inc.                                              54,329     472,824             0.0%
#   Vermilion Energy, Inc.(B607XS1)                            25,133     884,345             0.0%
    Vermilion Energy, Inc.(923725105)                           4,040     142,329             0.0%
    West Fraser Timber Co., Ltd.                               19,984     707,143             0.0%
    Westjet Airlines, Ltd.                                      2,400      44,417             0.0%
#   Whitecap Resources, Inc.                                  104,734     929,919             0.0%
    WSP Global, Inc.                                           16,200     563,952             0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES    VALUE++    OF NET ASSETS**
                                                              ------- ------------ ---------------
CANADA -- (Continued)
    Yamana Gold, Inc.                                         133,465 $    291,916             0.0%
                                                                      ------------             ---
TOTAL CANADA                                                           251,472,736             8.0%
                                                                      ------------             ---
DENMARK -- (1.6%)
    AP Moeller - Maersk A.S. Class A                              752    1,078,283             0.0%
    AP Moeller - Maersk A.S. Class B                            1,396    2,060,245             0.1%
    Carlsberg A.S. Class B                                     30,023    2,459,758             0.1%
    Chr Hansen Holding A.S.                                    28,333    1,702,329             0.1%
    Coloplast A.S. Class B                                     21,697    1,556,201             0.0%
    Danske Bank A.S.                                          141,394    3,890,266             0.1%
    DSV A.S.                                                   56,592    2,296,462             0.1%
*   Genmab A.S.                                                 8,500      838,786             0.0%
    ISS A.S.                                                    8,844      311,099             0.0%
*   Jyske Bank A.S.                                            18,444      899,690             0.0%
#   Novo Nordisk A.S. Class B                                 361,605   19,202,481             0.6%
    Novo Nordisk A.S. Sponsored ADR                            92,741    4,931,966             0.2%
    Novozymes A.S. Class B                                     56,813    2,633,686             0.1%
    Pandora A.S.                                               30,725    3,545,583             0.1%
    TDC A.S.                                                  251,459    1,314,600             0.0%
*   Topdanmark A.S.                                             3,044       81,001             0.0%
    Tryg A.S.                                                  25,855      464,647             0.0%
    Vestas Wind Systems A.S.                                   52,324    3,050,709             0.1%
                                                                      ------------             ---
TOTAL DENMARK                                                           52,317,792             1.6%
                                                                      ------------             ---
FINLAND -- (0.9%)
    Elisa Oyj                                                  32,536    1,225,835             0.0%
    Fortum Oyj                                                231,117    3,465,806             0.1%
#   Kone Oyj Class B                                           74,166    3,163,216             0.1%
    Neste Oyj                                                  63,895    1,557,920             0.1%
    Nokia Oyj                                                 487,975    3,629,979             0.1%
#   Nokia Oyj Sponsored ADR                                   153,225    1,136,930             0.0%
    Orion Oyj Class A                                           3,180      113,013             0.0%
    Orion Oyj Class B                                          19,191      685,454             0.0%
    Sampo Oyj Class A                                         107,634    5,260,888             0.2%
    Stora Enso Oyj Class R                                    273,453    2,536,602             0.1%
    Stora Enso Oyj Sponsored ADR                               12,000      110,880             0.0%
    UPM-Kymmene Oyj                                           217,821    4,077,821             0.1%
    UPM-Kymmene Oyj Sponsored ADR                              13,000      244,790             0.0%
    Wartsila Oyj Abp                                           35,140    1,500,160             0.1%
                                                                      ------------             ---
TOTAL FINLAND                                                           28,709,294             0.9%
                                                                      ------------             ---
FRANCE -- (8.5%)
    Accor SA                                                   54,717    2,717,217             0.1%
    Aeroports de Paris                                          6,825      857,384             0.0%
    Air Liquide SA                                             79,185   10,243,917             0.3%
    Airbus Group SE                                           134,013    9,332,028             0.3%
*   Alcatel-Lucent                                            551,932    2,240,477             0.1%
*   Alcatel-Lucent Sponsored ADR                              128,100      516,243             0.0%
*   Alstom SA                                                  45,842    1,492,165             0.1%
    Arkema SA                                                  25,087    1,833,324             0.1%
    Atos SE                                                    31,608    2,516,203             0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
FRANCE -- (Continued)
    AXA SA                                                    365,422 $ 9,752,424             0.3%
    AXA SA Sponsored ADR                                       47,148   1,258,852             0.0%
    BNP Paribas SA                                            204,500  12,392,127             0.4%
    Bollore SA                                                158,945     785,732             0.0%
    Bouygues SA                                                82,784   3,128,987             0.1%
    Bureau Veritas SA                                          56,508   1,276,283             0.0%
    Cap Gemini SA                                              34,542   3,071,338             0.1%
    Carrefour SA                                              191,723   6,247,480             0.2%
    Casino Guichard Perrachon SA                               21,804   1,252,743             0.0%
#*  CGG SA Sponsored ADR                                       15,607      63,208             0.0%
    Christian Dior SE                                          12,022   2,362,829             0.1%
#   Cie de Saint-Gobain                                       188,240   7,879,923             0.3%
    Cie Generale des Etablissements Michelin                   77,784   7,737,623             0.2%
    CNP Assurances                                             59,249     845,141             0.0%
    Credit Agricole SA                                        183,796   2,321,433             0.1%
    Danone SA                                                 119,732   8,321,379             0.3%
    Danone SA Sponsored ADR                                    12,326     171,208             0.0%
    Dassault Systemes                                          19,810   1,562,772             0.1%
    Edenred                                                    55,424   1,017,634             0.0%
    Eiffage SA                                                 17,869   1,113,266             0.0%
    Electricite de France SA                                   65,968   1,226,181             0.0%
    Engie SA                                                  402,638   7,046,485             0.2%
    Essilor International SA                                   48,205   6,327,553             0.2%
    Euler Hermes Group                                          2,444     229,380             0.0%
    Eutelsat Communications SA                                 58,307   1,921,771             0.1%
    Faurecia                                                   23,847     942,637             0.0%
    Groupe Eurotunnel SE                                       86,316   1,208,268             0.0%
#   Hermes International                                        5,774   2,220,955             0.1%
    Iliad SA                                                    6,004   1,260,933             0.0%
    Imerys SA                                                  12,688     868,246             0.0%
    Ingenico Group SA                                          10,781   1,270,558             0.0%
    Ipsen SA                                                    2,444     154,138             0.0%
#   JCDecaux SA                                                19,528     793,188             0.0%
    Kering                                                     15,615   2,887,907             0.1%
    L'Oreal SA                                                 44,027   8,026,324             0.3%
    Lafarge SA Sponsored ADR                                    1,800      29,682             0.0%
    Legrand SA                                                 52,007   2,850,192             0.1%
    LVMH Moet Hennessy Louis Vuitton SE                        64,642  12,034,367             0.4%
    Natixis SA                                                273,159   1,672,138             0.1%
*   Numericable-SFR SAS                                        11,570     522,802             0.0%
    Orange SA                                                 453,803   8,001,315             0.3%
    Orange SA Sponsored ADR                                    45,487     798,297             0.0%
    Pernod Ricard SA                                           37,466   4,408,596             0.1%
*   Peugeot SA                                                202,992   3,566,466             0.1%
    Publicis Groupe SA                                         47,369   3,068,339             0.1%
    Publicis Groupe SA ADR                                      4,537      73,681             0.0%
    Renault SA                                                 55,332   5,213,608             0.2%
    Safran SA                                                  65,438   4,970,281             0.2%
    Sanofi                                                    204,621  20,641,311             0.7%
    Schneider Electric SE(4834108)                             94,101   5,675,715             0.2%
    Schneider Electric SE(B11BPS1)                                935      56,408             0.0%
    SCOR SE                                                    45,037   1,674,595             0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES    VALUE++    OF NET ASSETS**
                                                              ------- ------------ ---------------
FRANCE -- (Continued)
    SEB SA                                                      3,563 $    361,878             0.0%
    SES SA                                                     72,656    2,143,741             0.1%
    Societe BIC SA                                              6,160      981,643             0.0%
    Societe Generale SA                                       154,521    7,176,450             0.2%
    Sodexo                                                     16,625    1,480,268             0.1%
    Sodexo SA                                                  20,367    1,810,457             0.1%
    STMicroelectronics NV                                     184,940    1,274,286             0.0%
    Suez Environnement Co.                                     70,099    1,331,028             0.0%
    Technip SA                                                 32,895    1,714,150             0.1%
    Technip SA ADR                                             14,400      189,360             0.0%
    Thales SA                                                  31,870    2,303,923             0.1%
    Total SA                                                  403,770   19,525,840             0.6%
    Total SA Sponsored ADR                                    154,589    7,455,827             0.2%
    Valeo SA                                                   19,145    2,956,472             0.1%
#   Vallourec SA                                                2,814       31,149             0.0%
    Veolia Environnement SA                                    66,358    1,541,512             0.1%
    Veolia Environnement SA ADR                                17,086      397,250             0.0%
    Vinci SA                                                  108,648    7,314,862             0.2%
    Vivendi SA                                                186,511    4,486,849             0.1%
    Zodiac Aerospace                                           50,878    1,283,486             0.0%
                                                                      ------------             ---
TOTAL FRANCE                                                           281,714,088             8.9%
                                                                      ------------             ---
GERMANY -- (7.3%)
    Adidas AG                                                  53,237    4,771,018             0.2%
    Allianz SE                                                 63,808   11,170,721             0.4%
    Allianz SE Sponsored ADR                                  245,686    4,311,789             0.1%
    Axel Springer SE                                            9,850      553,567             0.0%
    BASF SE                                                   198,273   16,243,283             0.5%
    BASF SE Sponsored ADR                                       8,000      654,960             0.0%
    Bayer AG                                                  162,181   21,624,470             0.7%
    Bayer AG Sponsored ADR                                     32,835    4,381,502             0.1%
    Bayerische Motoren Werke AG                                80,579    8,253,574             0.3%
    Beiersdorf AG                                              15,930    1,512,966             0.1%
    Brenntag AG                                                35,939    2,170,116             0.1%
*   Commerzbank AG                                            288,850    3,176,692             0.1%
    Continental AG                                             25,642    6,157,405             0.2%
    Daimler AG                                                234,363   20,322,489             0.6%
    Deutsche Bank AG(5750355)                                  50,363    1,409,600             0.0%
#   Deutsche Bank AG(D18190898)                               218,645    6,111,128             0.2%
    Deutsche Boerse AG                                         39,989    3,687,161             0.1%
*   Deutsche Lufthansa AG                                     120,523    1,779,853             0.1%
    Deutsche Post AG                                          224,214    6,660,582             0.2%
    Deutsche Telekom AG                                       656,623   12,299,590             0.4%
#   Deutsche Telekom AG Sponsored ADR                          94,100    1,755,906             0.1%
    Deutsche Wohnen AG                                         89,072    2,510,865             0.1%
    E.ON SE                                                   442,026    4,663,000             0.2%
    E.ON SE Sponsored ADR                                      52,950      559,152             0.0%
    Fielmann AG                                                 5,420      379,448             0.0%
    Fraport AG Frankfurt Airport Services Worldwide             9,556      605,876             0.0%
    Fresenius Medical Care AG & Co. KGaA                       43,311    3,898,315             0.1%
#   Fresenius Medical Care AG & Co. KGaA ADR                   13,900      624,527             0.0%
    Fresenius SE & Co. KGaA                                   103,541    7,608,441             0.2%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                               SHARES     VALUE++    OF NET ASSETS**
                                                              --------- ------------ ---------------
GERMANY -- (Continued)
    Fuchs Petrolub SE                                             9,084 $    376,016             0.0%
    GEA Group AG                                                 36,193    1,450,458             0.0%
    Hannover Rueck SE                                            19,181    2,217,517             0.1%
    HeidelbergCement AG                                          41,840    3,115,805             0.1%
    Henkel AG & Co. KGaA                                         21,511    1,985,526             0.1%
    Hochtief AG                                                  10,711      996,473             0.0%
    Hugo Boss AG                                                 14,561    1,497,253             0.1%
    Infineon Technologies AG                                    207,545    2,556,523             0.1%
    K+S AG                                                       48,416    1,222,180             0.0%
    Lanxess AG                                                   27,783    1,490,912             0.1%
    Linde AG                                                     33,883    5,877,191             0.2%
    MAN SE                                                        7,698      802,149             0.0%
#   Merck KGaA                                                   30,434    2,971,226             0.1%
    Metro AG                                                     70,281    2,162,243             0.1%
    Muenchener Rueckversicherungs-Gesellschaft AG                32,238    6,428,062             0.2%
    Osram Licht AG                                               18,708    1,099,331             0.0%
    ProSiebenSat.1 Media SE                                      48,715    2,632,344             0.1%
*   QIAGEN NV                                                    53,320    1,292,668             0.0%
    RTL Group SA                                                  6,796      587,886             0.0%
    RWE AG                                                      216,266    3,005,505             0.1%
    SAP SE                                                      160,777   12,674,864             0.4%
#   SAP SE Sponsored ADR                                          8,519      670,531             0.0%
    Siemens AG                                                  145,357   14,600,258             0.5%
    Symrise AG                                                   21,173    1,393,535             0.0%
*   Talanx AG                                                    13,110      420,080             0.0%
    Telefonica Deutschland Holding AG                           163,658    1,053,573             0.0%
    ThyssenKrupp AG                                             108,366    2,183,565             0.1%
    United Internet AG                                           27,940    1,450,725             0.1%
#   Volkswagen AG                                                 8,158    1,129,649             0.0%
    Vonovia SE                                                   78,265    2,608,880             0.1%
    Wacker Chemie AG                                              6,276      550,762             0.0%
    Wirecard AG                                                   3,968      204,964             0.0%
                                                                        ------------             ---
TOTAL GERMANY                                                            242,566,650             7.7%
                                                                        ------------             ---
HONG KONG -- (2.6%)
    AIA Group, Ltd.                                           2,334,000   13,670,005             0.4%
#   ASM Pacific Technology, Ltd.                                 49,600      352,192             0.0%
    Bank of East Asia, Ltd.                                     411,582    1,540,500             0.1%
    BOC Hong Kong Holdings, Ltd.                                711,500    2,275,152             0.1%
#*  Brightoil Petroleum Holdings, Ltd.                          333,000      118,514             0.0%
    Cathay Pacific Airways, Ltd.                                492,000      973,278             0.0%
#   Cheung Kong Infrastructure Holdings, Ltd.                   137,000    1,275,349             0.0%
    Cheung Kong Property Holdings, Ltd.                         553,962    3,883,261             0.1%
#   Chow Tai Fook Jewellery Group, Ltd.                         262,400      224,472             0.0%
    CK Hutchison Holdings, Ltd.                                 553,962    7,614,166             0.3%
    CLP Holdings, Ltd.                                          340,900    2,974,597             0.1%
    First Pacific Co., Ltd.                                     542,400      371,852             0.0%
    Foxconn International Holdings, Ltd.                        627,000      299,848             0.0%
    Galaxy Entertainment Group, Ltd.                            516,000    1,762,593             0.1%
#   Genting Hong Kong, Ltd.                                      83,000       25,626             0.0%
*   Goldin Financial Holdings, Ltd.                              10,000       18,816             0.0%
    Hang Lung Group, Ltd.                                       224,000      815,064             0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
HONG KONG -- (Continued)
    Hang Lung Properties, Ltd.                                  568,000 $ 1,391,256             0.1%
    Hang Seng Bank, Ltd.                                        143,900   2,632,559             0.1%
    Henderson Land Development Co., Ltd.                        280,065   1,785,103             0.1%
#   HK Electric Investments & HK Electric Investments, Ltd.     622,000     476,768             0.0%
    HKT Trust & HKT, Ltd.                                       389,000     465,870             0.0%
    Hong Kong & China Gas Co., Ltd.                           1,389,466   2,820,771             0.1%
    Hong Kong Exchanges and Clearing, Ltd.                      247,016   6,445,091             0.2%
    Hongkong & Shanghai Hotels (The)                             94,525     107,365             0.0%
    Hopewell Holdings, Ltd.                                       3,000      10,825             0.0%
    Hysan Development Co., Ltd.                                 181,638     804,491             0.0%
    Johnson Electric Holdings, Ltd.                               5,625      20,551             0.0%
    Kerry Properties, Ltd.                                      284,393     840,015             0.0%
#*  Kingston Financial Group, Ltd.                              286,000     112,954             0.0%
    L'Occitane International SA                                 112,750     226,743             0.0%
#   Li & Fung, Ltd.                                           1,952,000   1,584,925             0.1%
#   Melco Crown Entertainment, Ltd. ADR                          34,136     639,367             0.0%
    MGM China Holdings, Ltd.                                    194,000     283,463             0.0%
    MTR Corp., Ltd.                                             322,765   1,464,284             0.1%
    New World Development Co., Ltd.                           2,140,763   2,280,603             0.1%
    NWS Holdings, Ltd.                                          324,343     488,307             0.0%
    PCCW, Ltd.                                                1,289,712     691,127             0.0%
    Power Assets Holdings, Ltd.                                 247,207   2,462,001             0.1%
#   Prada SpA                                                   104,600     425,638             0.0%
    Samsonite International SA                                  354,900   1,050,387             0.0%
    Sands China, Ltd.                                           536,000   1,930,111             0.1%
    Shangri-La Asia, Ltd.                                       355,655     324,569             0.0%
    Sino Land Co., Ltd.                                         805,267   1,242,931             0.0%
#   SJM Holdings, Ltd.                                          576,000     478,918             0.0%
    Sun Hung Kai Properties, Ltd.                               322,108   4,306,794             0.1%
    Swire Pacific, Ltd. Class A                                 202,000   2,341,594             0.1%
    Swire Pacific, Ltd. Class B                                 150,000     325,986             0.0%
    Swire Properties, Ltd.                                      192,000     576,317             0.0%
    Techtronic Industries Co., Ltd.                             327,500   1,193,025             0.0%
    Wharf Holdings, Ltd. (The)                                  391,609   2,335,272             0.1%
    Wheelock & Co., Ltd.                                        296,000   1,379,689             0.1%
#   Wynn Macau, Ltd.                                            322,000     442,053             0.0%
    Yue Yuen Industrial Holdings, Ltd.                          240,000     872,445             0.0%
                                                                        -----------             ---
TOTAL HONG KONG                                                          85,455,453             2.7%
                                                                        -----------             ---
IRELAND -- (0.5%)
*   Bank of Ireland                                           7,946,072   2,954,529             0.1%
*   Bank of Ireland Sponsored ADR                                17,922     265,228             0.0%
    CRH P.L.C.(0182704)                                          58,738   1,607,365             0.1%
    CRH P.L.C.(4182249)                                          22,786     623,671             0.0%
    CRH P.L.C. Sponsored ADR                                    118,785   3,249,958             0.1%
    Glanbia P.L.C.                                               27,488     532,658             0.0%
    Kerry Group P.L.C. Class A(0490656)                          18,318   1,490,219             0.0%
    Kerry Group P.L.C. Class A(4519579)                          19,126   1,551,207             0.1%
    Ryanair Holdings P.L.C.                                      32,682     484,958             0.0%
    Smurfit Kappa Group P.L.C.                                   89,731   2,553,656             0.1%
                                                                        -----------             ---
TOTAL IRELAND                                                            15,313,449             0.5%
                                                                        -----------             ---

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
ISRAEL -- (0.6%)
    Azrieli Group                                                 8,773 $   343,821             0.0%
    Bank Hapoalim BM                                            310,713   1,617,375             0.1%
*   Bank Leumi Le-Israel BM                                     428,275   1,625,038             0.1%
    Bezeq The Israeli Telecommunication Corp., Ltd.             479,651   1,027,885             0.1%
#   Delek Group, Ltd.                                             1,748     420,732             0.0%
    Elbit Systems, Ltd.(6308913)                                  7,287     577,541             0.0%
    Elbit Systems, Ltd.(M3760D101)                                1,593     126,691             0.0%
    First International Bank Of Israel, Ltd.                         24         301             0.0%
    Frutarom Industries, Ltd.                                     2,963     127,951             0.0%
    Israel Chemicals, Ltd.                                      103,153     571,958             0.0%
*   Israel Discount Bank, Ltd. Class A                          307,005     561,537             0.0%
    Mizrahi Tefahot Bank, Ltd.                                   32,493     394,902             0.0%
    NICE-Systems, Ltd. Sponsored ADR                              9,836     608,061             0.0%
    Osem Investments, Ltd.                                        9,419     182,328             0.0%
*   Partner Communications Co., Ltd. ADR                          3,525      16,039             0.0%
    Teva Pharmaceutical Industries, Ltd.                          6,037     358,435             0.0%
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR          173,152  10,248,867             0.3%
                                                                        -----------             ---
TOTAL ISRAEL                                                             18,809,462             0.6%
                                                                        -----------             ---
ITALY -- (1.9%)
    Assicurazioni Generali SpA                                  229,010   4,338,951             0.1%
    Atlantia SpA                                                 96,325   2,667,561             0.1%
*   Banca Monte dei Paschi di Siena SpA                         277,058     508,603             0.0%
*   Banco Popolare SC                                            96,836   1,447,045             0.1%
    CNH Industrial NV                                           218,294   1,477,692             0.1%
    Enel Green Power SpA                                        552,673   1,168,441             0.0%
    Enel SpA                                                  1,324,274   6,106,673             0.2%
    Eni SpA                                                     430,518   7,030,465             0.2%
    Eni SpA Sponsored ADR                                        67,929   2,214,485             0.1%
#*  Fiat Chrysler Automobiles NV(N31738102)                       7,000     102,480             0.0%
#*  Fiat Chrysler Automobiles NV(BRJFWP3)                       291,080   4,288,521             0.1%
*   Finmeccanica SpA                                            100,141   1,309,115             0.0%
    Intesa Sanpaolo SpA                                       2,059,608   7,165,489             0.2%
    Intesa Sanpaolo SpA Sponsored ADR                             9,000     188,910             0.0%
    Luxottica Group SpA                                          36,746   2,575,906             0.1%
    Luxottica Group SpA Sponsored ADR                               875      61,390             0.0%
    Mediaset SpA                                                163,624     830,490             0.0%
    Mediobanca SpA                                              167,675   1,686,269             0.1%
    Mediolanum SpA                                               51,783     421,878             0.0%
    Parmalat SpA                                                 31,585      82,151             0.0%
#   Salvatore Ferragamo SpA                                       9,142     248,129             0.0%
    Snam SpA                                                    354,253   1,833,258             0.1%
*   Telecom Italia SpA                                        2,817,648   3,930,848             0.1%
*   Telecom Italia SpA Sponsored ADR                             78,565   1,092,053             0.0%
    Tenaris SA                                                   21,859     275,299             0.0%
    Tenaris SA ADR                                               33,399     843,993             0.0%
    Terna Rete Elettrica Nazionale SpA                          388,130   1,974,148             0.1%
    UniCredit SpA                                               918,761   5,932,500             0.2%
    Unione di Banche Italiane SpA                               244,161   1,826,750             0.1%
    UnipolSai SpA                                               280,644     676,614             0.0%
                                                                        -----------             ---
TOTAL ITALY                                                              64,306,107             2.0%
                                                                        -----------             ---

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (20.7%)
    77 Bank, Ltd. (The)                                       103,000 $  569,566             0.0%
    ABC-Mart, Inc.                                              6,600    368,129             0.0%
    Advantest Corp. ADR                                         6,600     52,470             0.0%
    Aeon Co., Ltd.                                            250,000  3,704,062             0.1%
    Aeon Mall Co., Ltd.                                        17,948    300,229             0.0%
    Air Water, Inc.                                            57,000    932,677             0.0%
    Aisin Seiki Co., Ltd.                                      70,400  2,794,105             0.1%
    Ajinomoto Co., Inc.                                        98,000  2,182,851             0.1%
    Alfresa Holdings Corp.                                     38,700    742,088             0.0%
    Alps Electric Co., Ltd.                                    49,500  1,536,439             0.1%
    Amada Holdings Co., Ltd.                                   99,800    890,055             0.0%
    ANA Holdings, Inc.                                        198,000    591,267             0.0%
    Aoyama Trading Co., Ltd.                                   14,700    535,570             0.0%
    Aozora Bank, Ltd.                                         208,000    760,252             0.0%
    Asahi Glass Co., Ltd.                                     383,000  2,192,863             0.1%
    Asahi Group Holdings, Ltd.                                 83,200  2,566,403             0.1%
    Asahi Intecc Co., Ltd.                                      9,400    363,099             0.0%
    Asahi Kasei Corp.                                         462,000  2,835,123             0.1%
    Asics Corp.                                                24,800    684,993             0.0%
    Astellas Pharma, Inc.                                     374,675  5,438,208             0.2%
    Bandai Namco Holdings, Inc.                                49,600  1,219,179             0.1%
    Bank of Kyoto, Ltd. (The)                                 113,000  1,141,244             0.1%
    Bank of Yokohama, Ltd. (The)                              333,000  2,078,290             0.1%
#   Benesse Holdings, Inc.                                     31,900    855,216             0.0%
    Bic Camera, Inc.                                            8,200     66,716             0.0%
    Bridgestone Corp.                                         159,513  5,849,484             0.2%
    Brother Industries, Ltd.                                   88,800  1,134,993             0.0%
    Calbee, Inc.                                               14,400    521,737             0.0%
    Calsonic Kansei Corp.                                      59,000    470,211             0.0%
    Canon Marketing Japan, Inc.                                14,800    225,000             0.0%
    Canon, Inc.                                               133,400  3,983,598             0.1%
    Canon, Inc. Sponsored ADR                                  64,347  1,916,254             0.1%
#   Casio Computer Co., Ltd.                                   45,500    857,191             0.0%
    Central Japan Railway Co.                                  28,300  5,162,296             0.2%
    Century Tokyo Leasing Corp.                                16,700    566,488             0.0%
    Chiba Bank, Ltd. (The)                                    249,000  1,816,462             0.1%
#   Chiyoda Corp.                                              28,000    212,964             0.0%
    Chubu Electric Power Co., Inc.                            122,500  1,884,417             0.1%
    Chugai Pharmaceutical Co., Ltd.                            34,200  1,100,894             0.0%
    Chugoku Bank, Ltd. (The)                                   45,700    647,857             0.0%
    Chugoku Electric Power Co., Inc. (The)                     57,700    871,933             0.0%
    Citizen Holdings Co., Ltd.                                 73,400    556,335             0.0%
    Coca-Cola East Japan Co., Ltd.                             16,400    230,492             0.0%
    Coca-Cola West Co., Ltd.                                   22,100    446,915             0.0%
*   COLOPL, Inc.                                                8,700    142,125             0.0%
    COMSYS Holdings Corp.                                      24,700    322,620             0.0%
#   Cosmos Pharmaceutical Corp.                                 1,700    211,606             0.0%
    Credit Saison Co., Ltd.                                    38,300    786,282             0.0%
    CyberAgent, Inc.                                            6,300    258,757             0.0%
    Dai Nippon Printing Co., Ltd.                             167,000  1,727,127             0.1%
    Dai-ichi Life Insurance Co., Ltd. (The)                   193,900  3,354,332             0.1%
    Daicel Corp.                                               72,400    956,721             0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
#   Daihatsu Motor Co., Ltd.                                   94,700 $1,160,046             0.1%
#   Daiichi Sankyo Co., Ltd.                                  118,246  2,322,237             0.1%
    Daiichikosho Co., Ltd.                                     11,300    376,878             0.0%
    Daikin Industries, Ltd.                                    48,700  3,129,022             0.1%
    Daito Trust Construction Co., Ltd.                         18,500  2,002,556             0.1%
    Daiwa House Industry Co., Ltd.                            124,700  3,273,411             0.1%
    Daiwa Securities Group, Inc.                              310,000  2,119,647             0.1%
    Dena Co., Ltd.                                             40,700    653,002             0.0%
    Denka Co., Ltd.                                           148,000    686,796             0.0%
    Denso Corp.                                                90,200  4,205,363             0.1%
    Dentsu, Inc.                                               36,500  2,051,962             0.1%
    DIC Corp.                                                 382,000  1,034,020             0.0%
    Disco Corp.                                                 7,500    684,044             0.0%
    DMG Mori Co., Ltd.                                         25,000    355,793             0.0%
    Don Quijote Holdings Co., Ltd.                             24,400    896,314             0.0%
    Dowa Holdings Co., Ltd.                                    92,200    803,856             0.0%
    East Japan Railway Co.                                     66,100  6,284,493             0.2%
#   Ebara Corp.                                               152,000    658,546             0.0%
#   Eisai Co., Ltd.                                            41,500  2,595,808             0.1%
    Electric Power Development Co., Ltd.                       24,500    807,665             0.0%
    Ezaki Glico Co., Ltd.                                      10,000    477,622             0.0%
    FamilyMart Co., Ltd.                                       18,400    752,132             0.0%
    FANUC Corp.                                                38,000  6,704,775             0.2%
    Fast Retailing Co., Ltd.                                   12,300  4,492,972             0.2%
    Fuji Electric Co., Ltd.                                   211,000    941,388             0.0%
    Fuji Heavy Industries, Ltd.                               139,686  5,402,161             0.2%
    Fuji Media Holdings, Inc.                                  15,800    187,954             0.0%
    FUJIFILM Holdings Corp.                                    86,500  3,450,375             0.1%
    Fujitsu, Ltd.                                             695,440  3,287,078             0.1%
    Fukuoka Financial Group, Inc.                             232,000  1,220,819             0.1%
#   GungHo Online Entertainment, Inc.                          77,200    251,426             0.0%
    Gunma Bank, Ltd. (The)                                    101,000    635,765             0.0%
    H2O Retailing Corp.                                        21,000    407,936             0.0%
    Hachijuni Bank, Ltd. (The)                                132,000    900,074             0.0%
    Hakuhodo DY Holdings, Inc.                                 47,200    495,923             0.0%
    Hamamatsu Photonics K.K.                                   32,800    834,951             0.0%
    Hankyu Hanshin Holdings, Inc.                             305,000  1,986,808             0.1%
    Haseko Corp.                                               70,100    712,719             0.0%
    Heiwa Corp.                                                20,600    380,272             0.0%
    Hikari Tsushin, Inc.                                        3,800    289,175             0.0%
    Hino Motors, Ltd.                                          73,400    839,924             0.0%
    Hirose Electric Co., Ltd.                                   4,300    520,454             0.0%
    Hiroshima Bank, Ltd. (The)                                158,000    877,462             0.0%
    HIS Co., Ltd.                                               8,000    268,930             0.0%
    Hisamitsu Pharmaceutical Co., Inc.                          7,700    298,451             0.0%
    Hitachi Capital Corp.                                      31,200    896,523             0.0%
    Hitachi Chemical Co., Ltd.                                 25,900    409,417             0.0%
#   Hitachi Construction Machinery Co., Ltd.                   50,400    780,536             0.0%
    Hitachi High-Technologies Corp.                            17,365    466,998             0.0%
    Hitachi Metals, Ltd.                                       82,300    932,117             0.0%
    Hitachi Transport System, Ltd.                              8,415    148,141             0.0%
    Hitachi, Ltd.                                             868,000  5,007,309             0.2%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
JAPAN -- (Continued)
    Hitachi, Ltd. ADR                                          34,292 $ 1,981,049             0.1%
*   Hokkaido Electric Power Co., Inc.                          48,900     522,378             0.0%
    Hokuhoku Financial Group, Inc.                            311,000     690,489             0.0%
    Hokuriku Electric Power Co.                                48,500     723,419             0.0%
    Honda Motor Co., Ltd.                                     305,692  10,112,425             0.3%
    Honda Motor Co., Ltd. Sponsored ADR                       130,383   4,319,589             0.2%
    Hoshizaki Electric Co., Ltd.                                8,000     578,466             0.0%
    House Foods Group, Inc.                                    16,300     281,625             0.0%
    Hoya Corp.                                                 98,900   4,081,283             0.1%
    Hulic Co., Ltd.                                            43,300     404,419             0.0%
#   Ibiden Co., Ltd.                                           43,700     602,148             0.0%
    Idemitsu Kosan Co., Ltd.                                   30,900     506,743             0.0%
    IHI Corp.                                                 461,000   1,300,673             0.1%
    Iida Group Holdings Co., Ltd.                              44,500     834,058             0.0%
    Inpex Corp.                                               157,800   1,504,149             0.1%
    Isetan Mitsukoshi Holdings, Ltd.                           67,180   1,077,689             0.0%
    Isuzu Motors, Ltd.                                        159,500   1,862,883             0.1%
#   Ito En, Ltd.                                               23,000     480,435             0.0%
    ITOCHU Corp.                                              304,500   3,810,202             0.1%
    Itochu Techno-Solutions Corp.                              19,500     427,498             0.0%
    Iyo Bank, Ltd. (The)                                       73,500     790,286             0.0%
    Izumi Co., Ltd.                                            12,800     474,854             0.0%
    J Front Retailing Co., Ltd.                                68,300   1,121,641             0.0%
    Japan Airlines Co., Ltd.                                   23,700     892,853             0.0%
#   Japan Airport Terminal Co., Ltd.                            5,800     313,687             0.0%
    Japan Aviation Electronics Industry, Ltd.                  12,000     212,569             0.0%
    Japan Exchange Group, Inc.                                126,800   2,040,332             0.1%
    Japan Tobacco, Inc.                                       261,500   9,050,983             0.3%
#   JFE Holdings, Inc.                                        140,700   2,211,877             0.1%
    JGC Corp.                                                  58,000     920,572             0.0%
    Joyo Bank, Ltd. (The)                                     202,000   1,049,213             0.0%
#   JSR Corp.                                                  44,500     702,801             0.0%
    JTEKT Corp.                                                81,360   1,402,389             0.1%
    JX Holdings, Inc.                                         690,170   2,710,062             0.1%
#   K's Holdings Corp.                                         13,439     474,271             0.0%
    Kajima Corp.                                              184,000   1,052,937             0.0%
#   Kakaku.com, Inc.                                           30,400     567,119             0.0%
    Kaken Pharmaceutical Co., Ltd.                              8,500     587,476             0.0%
    Kamigumi Co., Ltd.                                         57,000     489,724             0.0%
    Kaneka Corp.                                               77,000     682,778             0.0%
*   Kansai Electric Power Co., Inc. (The)                     134,500   1,723,311             0.1%
    Kansai Paint Co., Ltd.                                     38,000     579,264             0.0%
    Kao Corp.                                                 118,800   6,099,110             0.2%
    Kawasaki Heavy Industries, Ltd.                           430,000   1,725,929             0.1%
    Kawasaki Kisen Kaisha, Ltd.                               355,000     797,015             0.0%
    KDDI Corp.                                                411,400   9,955,186             0.3%
#   Keihan Electric Railway Co., Ltd.                         156,000   1,106,250             0.0%
    Keikyu Corp.                                               92,000     756,779             0.0%
    Keio Corp.                                                104,000     846,433             0.0%
    Keisei Electric Railway Co., Ltd.                          64,000     788,662             0.0%
    Kewpie Corp.                                               26,400     602,998             0.0%
    Keyence Corp.                                               8,051   4,191,412             0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
JAPAN -- (Continued)
    Kikkoman Corp.                                               18,000 $  563,784             0.0%
    Kinden Corp.                                                 39,000    506,704             0.0%
    Kintetsu Group Holdings Co., Ltd.                           350,280  1,354,212             0.1%
    Kirin Holdings Co., Ltd.                                    182,200  2,580,556             0.1%
    Kobayashi Pharmaceutical Co., Ltd.                            5,100    395,394             0.0%
    Kobe Steel, Ltd.                                          1,535,924  1,939,522             0.1%
#   Koito Manufacturing Co., Ltd.                                29,200  1,106,120             0.0%
    Komatsu, Ltd.                                               212,900  3,499,541             0.1%
    Konami Holdings Corp.                                        20,500    465,796             0.0%
    Konica Minolta, Inc.                                        173,900  1,786,721             0.1%
    Kose Corp.                                                    5,090    497,087             0.0%
    Kubota Corp.                                                201,000  3,115,792             0.1%
    Kubota Corp. Sponsored ADR                                    8,151    631,621             0.0%
    Kuraray Co., Ltd.                                            76,900    948,475             0.0%
    Kurita Water Industries, Ltd.                                22,100    499,036             0.0%
    Kyocera Corp.                                                26,900  1,216,812             0.1%
    Kyocera Corp. Sponsored ADR                                  21,258    961,499             0.0%
    Kyowa Hakko Kirin Co., Ltd.                                  40,000    659,320             0.0%
#*  Kyushu Electric Power Co., Inc.                              91,900  1,109,116             0.0%
#*  Laox Co., Ltd.                                               25,000     69,857             0.0%
    Lawson, Inc.                                                 15,000  1,111,092             0.0%
    Lion Corp.                                                   52,000    501,296             0.0%
    LIXIL Group Corp.                                            72,540  1,553,085             0.1%
    M3, Inc.                                                     45,700    885,763             0.0%
    Mabuchi Motor Co., Ltd.                                       5,800    286,980             0.0%
    Makita Corp.                                                 23,000  1,260,235             0.1%
    Makita Corp. Sponsored ADR                                    1,630     91,280             0.0%
    Marubeni Corp.                                              626,000  3,617,045             0.1%
    Marui Group Co., Ltd.                                        45,300    585,130             0.0%
    Matsui Securities Co., Ltd.                                  16,900    149,041             0.0%
    Matsumotokiyoshi Holdings Co., Ltd.                           8,200    351,093             0.0%
    Mazda Motor Corp.                                           223,699  4,391,047             0.2%
#   McDonald's Holdings Co. Japan, Ltd.                          12,400    293,276             0.0%
    Medipal Holdings Corp.                                       30,300    528,797             0.0%
    MEIJI Holdings Co., Ltd.                                     25,512  2,010,339             0.1%
    Minebea Co., Ltd.                                            86,000    947,187             0.0%
    Miraca Holdings, Inc.                                        21,500    956,863             0.0%
    MISUMI Group, Inc.                                           54,300    707,100             0.0%
    Mitsubishi Chemical Holdings Corp.                          799,190  4,980,197             0.2%
    Mitsubishi Corp.                                            263,100  4,783,311             0.2%
    Mitsubishi Electric Corp.                                   436,000  4,540,825             0.2%
    Mitsubishi Estate Co., Ltd.                                 220,000  4,718,223             0.2%
    Mitsubishi Gas Chemical Co., Inc.                           141,000    786,129             0.0%
    Mitsubishi Heavy Industries, Ltd.                           681,000  3,433,239             0.1%
#   Mitsubishi Logistics Corp.                                   33,000    473,613             0.0%
    Mitsubishi Materials Corp.                                  590,000  2,058,116             0.1%
    Mitsubishi Motors Corp.                                     267,199  2,366,666             0.1%
    Mitsubishi Tanabe Pharma Corp.                               47,900    809,953             0.0%
    Mitsubishi UFJ Financial Group, Inc.                      1,245,272  8,053,834             0.3%
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR        1,429,197  9,246,905             0.3%
    Mitsui & Co., Ltd.                                          286,100  3,628,580             0.1%
    Mitsui & Co., Ltd. Sponsored ADR                              2,559    645,559             0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
JAPAN -- (Continued)
    Mitsui Chemicals, Inc.                                      364,000 $ 1,376,339             0.1%
    Mitsui Fudosan Co., Ltd.                                    144,000   3,918,765             0.1%
    Mitsui OSK Lines, Ltd.                                      362,000     966,690             0.0%
#   Mizuho Financial Group, Inc.                              5,216,805  10,745,806             0.4%
    Mizuho Financial Group, Inc. ADR                            307,194   1,256,423             0.1%
#   MonotaRO Co., Ltd.                                           10,300     265,260             0.0%
    MS&AD Insurance Group Holdings, Inc.                         91,095   2,685,535             0.1%
    Murata Manufacturing Co., Ltd.                               48,000   6,832,868             0.2%
    Nabtesco Corp.                                               32,300     646,805             0.0%
    Nagoya Railroad Co., Ltd.                                   185,000     764,567             0.0%
    Nankai Electric Railway Co., Ltd.                           165,000     843,851             0.0%
    NEC Corp.                                                 1,132,546   3,493,884             0.1%
    Nexon Co., Ltd.                                              32,000     443,872             0.0%
    NGK Insulators, Ltd.                                         62,000   1,342,290             0.1%
    NGK Spark Plug Co., Ltd.                                     48,200   1,176,322             0.1%
    NH Foods, Ltd.                                               42,000     876,057             0.0%
    NHK Spring Co., Ltd.                                         53,500     544,518             0.0%
    Nichirei Corp.                                               34,000     221,154             0.0%
    Nidec Corp.                                                  33,900   2,554,570             0.1%
    Nidec Corp. Sponsored ADR                                    52,108     983,799             0.0%
    Nifco, Inc.                                                  16,000     616,787             0.0%
#   Nikon Corp.                                                  96,200   1,244,488             0.1%
    Nintendo Co., Ltd.                                           15,300   2,445,959             0.1%
    Nippo Corp.                                                  15,000     261,388             0.0%
    Nippon Electric Glass Co., Ltd.                              95,500     467,317             0.0%
    Nippon Express Co., Ltd.                                    224,000   1,153,978             0.1%
#   Nippon Paint Holdings Co., Ltd.                              23,400     494,255             0.0%
    Nippon Paper Industries Co., Ltd.                            28,300     524,532             0.0%
    Nippon Shokubai Co., Ltd.                                     7,400     579,102             0.0%
    Nippon Steel & Sumitomo Metal Corp.                         206,142   4,179,022             0.1%
    Nippon Telegraph & Telephone Corp.                          133,200   4,883,294             0.2%
    Nippon Telegraph & Telephone Corp. ADR                       12,525     460,043             0.0%
    Nippon Television Holdings, Inc.                             12,900     223,248             0.0%
    Nippon Yusen K.K.                                           614,000   1,606,479             0.1%
    Nipro Corp.                                                  26,900     301,560             0.0%
    Nishi-Nippon City Bank, Ltd. (The)                          179,000     523,064             0.0%
    Nishi-Nippon Railroad Co., Ltd.                              56,000     289,560             0.0%
    Nissan Chemical Industries, Ltd.                             27,700     687,970             0.0%
    Nissan Motor Co., Ltd.                                      712,800   7,389,041             0.2%
    Nissan Shatai Co., Ltd.                                      22,000     253,697             0.0%
    Nisshin Seifun Group, Inc.                                   53,470     817,259             0.0%
    Nisshinbo Holdings, Inc.                                     38,000     516,063             0.0%
    Nissin Foods Holdings Co., Ltd.                               9,600     443,790             0.0%
    Nitori Holdings Co., Ltd.                                    15,400   1,200,875             0.1%
    Nitto Denko Corp.                                            39,100   2,507,263             0.1%
    NOK Corp.                                                    30,580     718,620             0.0%
    Nomura Holdings, Inc.                                       370,600   2,331,201             0.1%
#   Nomura Holdings, Inc. Sponsored ADR                         348,297   2,190,788             0.1%
    Nomura Real Estate Holdings, Inc.                            37,000     790,651             0.0%
    Nomura Research Institute, Ltd.                              20,680     845,201             0.0%
    NSK, Ltd.                                                   151,200   1,788,238             0.1%
    NTN Corp.                                                   197,000     979,033             0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    NTT Data Corp.                                             29,100 $1,448,159             0.1%
    NTT DOCOMO, Inc.                                          306,828  5,975,624             0.2%
    NTT DOCOMO, Inc. Sponsored ADR                             50,866    998,500             0.0%
    NTT Urban Development Corp.                                27,400    271,508             0.0%
    Obayashi Corp.                                            143,000  1,254,119             0.1%
    Obic Co., Ltd.                                             10,500    554,158             0.0%
    Odakyu Electric Railway Co., Ltd.                         105,000  1,026,345             0.0%
    Oji Holdings Corp.                                        289,000  1,496,731             0.1%
    Olympus Corp.                                              58,900  1,986,775             0.1%
    Omron Corp.                                                51,200  1,695,378             0.1%
    Ono Pharmaceutical Co., Ltd.                               12,200  1,671,335             0.1%
    Oracle Corp. Japan                                          9,600    436,616             0.0%
    Oriental Land Co., Ltd.                                    44,400  2,697,156             0.1%
    Osaka Gas Co., Ltd.                                       314,000  1,236,679             0.1%
#   OSG Corp.                                                  24,400    458,968             0.0%
    Otsuka Corp.                                               10,300    497,900             0.0%
    Otsuka Holdings Co., Ltd.                                  72,800  2,422,814             0.1%
    Panasonic Corp.                                           416,707  4,889,115             0.2%
    Panasonic Corp. Sponsored ADR                             106,991  1,252,865             0.1%
    Park24 Co., Ltd.                                           18,900    396,117             0.0%
    Pigeon Corp.                                               23,000    644,434             0.0%
    Pola Orbis Holdings, Inc.                                   5,200    330,724             0.0%
    Rakuten, Inc.                                             201,000  2,784,491             0.1%
    Resona Holdings, Inc.                                     777,300  4,112,946             0.1%
    Resorttrust, Inc.                                          15,100    388,083             0.0%
#   Ricoh Co., Ltd.                                           267,500  2,883,087             0.1%
    Rinnai Corp.                                                5,500    436,018             0.0%
    Rohm Co., Ltd.                                             23,900  1,181,414             0.1%
    Rohto Pharmaceutical Co., Ltd.                             18,500    305,222             0.0%
    Ryohin Keikaku Co., Ltd.                                    4,800    963,825             0.0%
    Sankyo Co., Ltd.                                           13,000    501,016             0.0%
#   Sanrio Co., Ltd.                                            9,900    263,005             0.0%
    Santen Pharmaceutical Co., Ltd.                            49,600    673,195             0.0%
    Sawai Pharmaceutical Co., Ltd.                             10,100    646,576             0.0%
    SBI Holdings, Inc.                                        104,750  1,185,594             0.1%
    SCSK Corp.                                                  7,500    287,550             0.0%
#   Secom Co., Ltd.                                            44,700  2,981,715             0.1%
    Sega Sammy Holdings, Inc.                                  31,648    333,279             0.0%
    Seiko Epson Corp.                                          89,000  1,359,489             0.1%
    Seino Holdings Co., Ltd.                                   35,000    415,389             0.0%
    Sekisui Chemical Co., Ltd.                                142,000  1,675,458             0.1%
    Sekisui House, Ltd.                                       148,260  2,467,998             0.1%
    Seven & I Holdings Co., Ltd.                              163,276  7,416,781             0.2%
    Seven Bank, Ltd.                                          137,000    624,248             0.0%
#*  Sharp Corp.                                               561,000    614,900             0.0%
    Shikoku Electric Power Co., Inc.                           39,500    670,595             0.0%
    Shimadzu Corp.                                             54,000    837,674             0.0%
    Shimamura Co., Ltd.                                         5,800    651,405             0.0%
    Shimano, Inc.                                              17,800  2,804,719             0.1%
    Shimizu Corp.                                             116,000  1,015,649             0.0%
    Shin-Etsu Chemical Co., Ltd.                               66,600  3,960,645             0.1%
    Shinsei Bank, Ltd.                                        522,000  1,094,516             0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
JAPAN -- (Continued)
    Shionogi & Co., Ltd.                                       42,700 $ 1,751,404             0.1%
    Shiseido Co., Ltd.                                         66,800   1,586,772             0.1%
    Shizuoka Bank, Ltd. (The)                                 159,000   1,595,050             0.1%
    Showa Shell Sekiyu K.K.                                    64,300     567,541             0.0%
    SMC Corp.                                                   9,200   2,366,626             0.1%
    SoftBank Group Corp.                                      226,760  12,704,888             0.4%
    Sohgo Security Services Co., Ltd.                          10,300     496,906             0.0%
    Sojitz Corp.                                              427,800     940,945             0.0%
    Sompo Japan Nipponkoa Holdings, Inc.                       60,250   1,891,745             0.1%
    Sony Corp.                                                197,800   5,622,545             0.2%
*   Sony Corp. Sponsored ADR                                   25,884     735,106             0.0%
    Sony Financial Holdings, Inc.                              37,500     672,096             0.0%
#   Sotetsu Holdings, Inc.                                     83,000     472,580             0.0%
    Square Enix Holdings Co., Ltd.                             20,200     545,993             0.0%
    Stanley Electric Co., Ltd.                                 45,100     861,436             0.0%
    Start Today Co., Ltd.                                      10,500     351,577             0.0%
    Sugi Holdings Co., Ltd.                                     7,100     345,009             0.0%
#   Sumco Corp.                                                68,100     686,496             0.0%
    Sumitomo Chemical Co., Ltd.                               676,000   3,872,265             0.1%
    Sumitomo Corp.                                            206,800   2,261,829             0.1%
#   Sumitomo Dainippon Pharma Co., Ltd.                        34,400     380,741             0.0%
    Sumitomo Electric Industries, Ltd.                        230,900   3,151,311             0.1%
    Sumitomo Forestry Co., Ltd.                                45,500     544,207             0.0%
    Sumitomo Heavy Industries, Ltd.                           183,000     824,600             0.0%
    Sumitomo Metal Mining Co., Ltd.                           186,000   2,307,591             0.1%
    Sumitomo Mitsui Financial Group, Inc.                     261,540  10,433,784             0.3%
    Sumitomo Mitsui Trust Holdings, Inc.                      753,210   2,891,232             0.1%
    Sumitomo Realty & Development Co., Ltd.                    75,000   2,469,627             0.1%
    Sumitomo Rubber Industries, Ltd.                           67,800   1,008,422             0.0%
    Sundrug Co., Ltd.                                           6,300     331,881             0.0%
    Suntory Beverage & Food, Ltd.                              30,100   1,217,173             0.1%
    Suruga Bank, Ltd.                                          35,100     691,014             0.0%
    Suzuken Co., Ltd.                                          17,908     685,409             0.0%
    Suzuki Motor Corp.                                         68,900   2,256,024             0.1%
    Sysmex Corp.                                               33,400   1,909,104             0.1%
    T&D Holdings, Inc.                                        170,400   2,239,178             0.1%
    Tadano, Ltd.                                               31,000     370,309             0.0%
    Taiheiyo Cement Corp.                                     485,000   1,598,911             0.1%
    Taisei Corp.                                              178,000   1,156,735             0.1%
#   Taiyo Nippon Sanso Corp.                                   51,000     525,687             0.0%
    Takashimaya Co., Ltd.                                      69,000     616,805             0.0%
    Takeda Pharmaceutical Co., Ltd.                           126,400   6,172,396             0.2%
    TDK Corp.                                                  30,200   1,923,632             0.1%
    TDK Corp. Sponsored ADR                                     1,900     122,835             0.0%
    Teijin, Ltd.                                              425,000   1,500,270             0.1%
    Temp Holdings Co., Ltd.                                    21,300     318,005             0.0%
    Terumo Corp.                                               52,600   1,560,644             0.1%
    THK Co., Ltd.                                              30,100     567,013             0.0%
#   Tobu Railway Co., Ltd.                                    165,000     798,056             0.0%
    Toho Co., Ltd.                                             18,200     473,622             0.0%
    Toho Gas Co., Ltd.                                         99,000     606,312             0.0%
    Tohoku Electric Power Co., Inc.                            75,000   1,053,033             0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES    VALUE++    OF NET ASSETS**
                                                              ------- ------------ ---------------
JAPAN -- (Continued)
    Tokai Rika Co., Ltd.                                       17,400 $    376,235             0.0%
    Tokai Tokyo Financial Holdings, Inc.                       42,100      256,137             0.0%
    Tokio Marine Holdings, Inc.                               120,600    4,646,920             0.2%
    Tokio Marine Holdings, Inc. ADR                             4,182      161,174             0.0%
    Tokyo Broadcasting System Holdings, Inc.                    8,300      123,314             0.0%
*   Tokyo Electric Power Co., Inc.                            265,600    1,811,771             0.1%
    Tokyo Electron, Ltd.                                       32,500    1,949,313             0.1%
    Tokyo Gas Co., Ltd.                                       447,000    2,212,140             0.1%
    Tokyo Tatemono Co., Ltd.                                   43,019      534,526             0.0%
    Tokyu Corp.                                               196,000    1,589,314             0.1%
    Tokyu Fudosan Holdings Corp.                              132,700      932,768             0.0%
    TonenGeneral Sekiyu K.K.                                   50,000      519,483             0.0%
    Toppan Printing Co., Ltd.                                 158,000    1,416,860             0.1%
#   Toray Industries, Inc.                                    321,000    2,800,469             0.1%
*   Toshiba Corp.                                             981,000    2,767,457             0.1%
    Tosoh Corp.                                               250,000    1,269,686             0.1%
    TOTO, Ltd.                                                 35,500    1,203,640             0.1%
    Toyo Seikan Group Holdings, Ltd.                           39,900      770,999             0.0%
    Toyo Suisan Kaisha, Ltd.                                   14,800      545,347             0.0%
    Toyo Tire & Rubber Co., Ltd.                               37,899      797,499             0.0%
    Toyoda Gosei Co., Ltd.                                     31,000      710,584             0.0%
#   Toyota Boshoku Corp.                                       29,800      636,732             0.0%
    Toyota Motor Corp.                                        435,700   26,692,912             0.9%
    Toyota Motor Corp. Sponsored ADR                           96,721   11,859,929             0.4%
    Toyota Tsusho Corp.                                       114,181    2,614,979             0.1%
    Trend Micro, Inc.                                          22,400      872,960             0.0%
    Trend Micro, Inc. Sponsored ADR                               777       30,194             0.0%
    TS Tech Co., Ltd.                                          16,300      447,037             0.0%
    Tsuruha Holdings, Inc.                                      6,100      483,266             0.0%
    Ube Industries, Ltd.                                      367,000      770,612             0.0%
    Unicharm Corp.                                             82,700    1,766,163             0.1%
    UNY Group Holdings Co., Ltd.                               44,100      243,813             0.0%
    USS Co., Ltd.                                              53,300      940,951             0.0%
    West Japan Railway Co.                                     30,600    2,149,856             0.1%
    Yahoo Japan Corp.                                         334,500    1,418,655             0.1%
    Yakult Honsha Co., Ltd.                                    12,400      656,476             0.0%
    Yamada Denki Co., Ltd.                                    232,500    1,045,934             0.0%
#   Yamaguchi Financial Group, Inc.                            62,000      762,574             0.0%
    Yamaha Corp.                                               31,200      774,345             0.0%
    Yamaha Motor Co., Ltd.                                     77,300    1,733,256             0.1%
    Yamato Holdings Co., Ltd.                                  64,500    1,269,637             0.1%
    Yamazaki Baking Co., Ltd.                                  32,000      616,275             0.0%
#   Yaskawa Electric Corp.                                     81,500      966,745             0.0%
    Yokogawa Electric Corp.                                    49,600      554,046             0.0%
    Yokohama Rubber Co., Ltd. (The)                            43,000      826,617             0.0%
    Zeon Corp.                                                 65,000      530,515             0.0%
                                                                      ------------            ----
TOTAL JAPAN                                                            686,583,518            21.8%
                                                                      ------------            ----
NETHERLANDS -- (2.5%)
    Aegon NV(5927375)                                         511,549    3,139,103             0.1%
    Aegon NV(007924103)                                        24,287      149,365             0.0%
    Akzo Nobel NV                                              90,821    6,423,802             0.2%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
NETHERLANDS -- (Continued)
    Akzo Nobel NV Sponsored ADR                                   5,988 $   140,718             0.0%
#   ArcelorMittal(B295F26)                                      111,305     624,421             0.0%
    ArcelorMittal(B03XPL1)                                      184,672   1,031,258             0.0%
    ASML Holding NV(B929F46)                                     39,688   3,681,485             0.1%
#   ASML Holding NV(B908F01)                                     21,558   2,000,367             0.1%
    Delta Lloyd NV                                               67,175     529,341             0.0%
    Gemalto NV                                                   20,221   1,266,025             0.0%
    Heineken NV                                                  48,862   4,450,489             0.1%
    ING Groep NV                                                467,932   6,835,100             0.2%
    ING Groep NV Sponsored ADR                                  280,356   4,056,751             0.1%
    Koninklijke Ahold NV                                        293,508   5,970,755             0.2%
    Koninklijke Ahold NV Sponsored ADR                            7,679     155,730             0.0%
    Koninklijke Boskalis Westminster NV                          36,325   1,763,021             0.1%
    Koninklijke DSM NV                                           50,945   2,715,753             0.1%
    Koninklijke KPN NV                                        1,267,919   4,645,910             0.2%
    Koninklijke Philips NV(5986622)                             189,081   5,097,385             0.2%
    Koninklijke Philips NV(500472303)                            57,480   1,548,511             0.1%
    Koninklijke Vopak NV                                         21,272     854,507             0.0%
    Randstad Holding NV                                          47,578   2,837,375             0.1%
    RELX NV                                                     181,607   3,097,630             0.1%
    TNT Express NV                                               56,732     476,720             0.0%
#   Unilever NV(904784709)                                      121,324   5,457,154             0.2%
#   Unilever NV(B12T3J1)                                        256,547  11,655,083             0.4%
    Wolters Kluwer NV                                           103,812   3,508,564             0.1%
                                                                        -----------             ---
TOTAL NETHERLANDS                                                        84,112,323             2.7%
                                                                        -----------             ---
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd.                        193,320     686,986             0.0%
    Contact Energy, Ltd.                                         68,075     238,940             0.0%
    Fisher & Paykel Healthcare Corp., Ltd.                       54,076     284,552             0.0%
#   Fletcher Building, Ltd.                                     190,498     959,471             0.0%
    Ryman Healthcare, Ltd.                                       27,430     146,354             0.0%
    Spark New Zealand, Ltd.                                     472,611   1,071,987             0.1%
    TrustPower, Ltd.                                              5,086      26,866             0.0%
                                                                        -----------             ---
TOTAL NEW ZEALAND                                                         3,415,156             0.1%
                                                                        -----------             ---
NORWAY -- (0.6%)
#   Aker ASA Class A                                              4,905      96,607             0.0%
    Bakkafrost P/F                                                  892      28,651             0.0%
    DNB ASA                                                     194,179   2,472,277             0.1%
    Gjensidige Forsikring ASA                                    33,495     509,963             0.0%
    Golar LNG, Ltd.                                               6,906     200,343             0.0%
    Kongsberg Gruppen ASA                                        11,026     173,102             0.0%
    Leroy Seafood Group ASA                                       8,913     312,634             0.0%
    Marine Harvest ASA                                           68,648     921,390             0.1%
    Norsk Hydro ASA                                             444,860   1,593,391             0.1%
    Norsk Hydro ASA Sponsored ADR                                11,200      39,760             0.0%
#*  Norwegian Air Shuttle ASA                                     4,259     156,506             0.0%
    Orkla ASA                                                   117,262     997,908             0.1%
    Salmar ASA                                                   12,844     210,134             0.0%
    Schibsted ASA Class A                                        18,852     632,604             0.0%
*   Schibsted ASA Class B                                        12,387     386,984             0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
NORWAY -- (Continued)
#   Seadrill, Ltd.(B09RMQ1)                                      92,078 $   592,116             0.0%
#   Seadrill, Ltd.(B0HWHV8)                                      47,297     306,012             0.0%
    SpareBank 1 SR-Bank ASA                                      24,305     116,101             0.0%
    Statoil ASA                                                 247,588   4,002,077             0.1%
#   Statoil ASA Sponsored ADR                                    38,009     614,225             0.0%
*   Storebrand ASA                                              135,061     471,272             0.0%
*   Subsea 7 SA                                                  79,160     620,875             0.0%
#   Telenor ASA                                                 180,186   3,394,371             0.1%
#   TGS Nopec Geophysical Co. ASA                                31,549     625,549             0.0%
    Yara International ASA                                       40,108   1,821,945             0.1%
                                                                        -----------             ---
TOTAL NORWAY                                                             21,296,797             0.7%
                                                                        -----------             ---
PORTUGAL -- (0.1%)
*   Banco Espirito Santo SA                                     513,592          --             0.0%
    EDP - Energias de Portugal SA                               496,715   1,835,599             0.1%
    EDP Renovaveis SA                                            68,539     497,236             0.0%
    Galp Energia SGPS SA                                        102,267   1,103,968             0.0%
    Jeronimo Martins SGPS SA                                     48,524     681,118             0.0%
                                                                        -----------             ---
TOTAL PORTUGAL                                                            4,117,921             0.1%
                                                                        -----------             ---
SINGAPORE -- (1.2%)
    CapitaLand, Ltd.                                            715,350   1,577,999             0.1%
    City Developments, Ltd.                                     113,500     642,332             0.0%
    ComfortDelGro Corp., Ltd.                                   519,800   1,124,644             0.1%
#   Cosco Corp. Singapore, Ltd.                                 132,000      35,334             0.0%
    DBS Group Holdings, Ltd.                                    363,570   4,470,110             0.2%
    Ezion Holdings, Ltd.                                         26,900      13,394             0.0%
    Genting Singapore P.L.C.                                  1,276,100     739,208             0.0%
    Global Logistic Properties, Ltd.                            547,800     876,153             0.0%
    Golden Agri-Resources, Ltd.                               2,265,600     628,755             0.0%
    Great Eastern Holdings, Ltd.                                 13,000     197,951             0.0%
    GuocoLand, Ltd.                                              54,600      72,476             0.0%
    Hongkong Land Holdings, Ltd.                                225,800   1,693,090             0.1%
    Hutchison Port Holdings Trust                             1,424,200     788,802             0.0%
    Jardine Cycle & Carriage, Ltd.                               31,010     717,968             0.0%
    Keppel Corp., Ltd.                                          463,400   2,332,616             0.1%
#   Noble Group, Ltd.                                           401,300     144,082             0.0%
    Olam International, Ltd.                                     25,200      35,877             0.0%
    OUE, Ltd.                                                    44,000      56,232             0.0%
#   Oversea-Chinese Banking Corp., Ltd.                         651,356   4,186,821             0.1%
    Petra Foods, Ltd.                                            43,000      74,231             0.0%
    SATS, Ltd.                                                  217,736     588,452             0.0%
    SembCorp Industries, Ltd.                                   422,020   1,075,373             0.1%
#   SembCorp Marine, Ltd.                                       263,400     438,301             0.0%
    Singapore Airlines, Ltd.                                    261,500   2,011,782             0.1%
    Singapore Exchange, Ltd.                                    196,300   1,032,809             0.0%
    Singapore Post, Ltd.                                        281,000     379,306             0.0%
#   Singapore Press Holdings, Ltd.                              314,100     893,299             0.0%
    Singapore Technologies Engineering, Ltd.                    365,200     860,768             0.0%
    Singapore Telecommunications, Ltd.                        1,790,150   5,086,267             0.2%
    StarHub, Ltd.                                               125,000     320,664             0.0%
    United Industrial Corp., Ltd.                                97,795     214,847             0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
SINGAPORE -- (Continued)
    United Overseas Bank, Ltd.                                  257,689 $ 3,741,845             0.1%
    UOL Group, Ltd.                                             168,787     787,688             0.0%
    Venture Corp., Ltd.                                          49,000     288,767             0.0%
    Wilmar International, Ltd.                                  375,000     835,638             0.0%
                                                                        -----------             ---
TOTAL SINGAPORE                                                          38,963,881             1.2%
                                                                        -----------             ---
SPAIN -- (2.8%)
    Abertis Infraestructuras SA                                 106,047   1,761,029             0.1%
    ACS Actividades de Construccion y Servicios SA               63,146   2,142,443             0.1%
    Amadeus IT Holding SA Class A                               106,453   4,528,145             0.1%
    Banco Bilbao Vizcaya Argentaria SA                          612,262   5,267,662             0.2%
#   Banco Bilbao Vizcaya Argentaria SA Sponsored ADR            548,497   4,728,044             0.1%
    Banco Bilbao Vizcaya Argentaria, SA                           6,655      57,374             0.0%
    Banco de Sabadell SA                                      1,426,467   2,752,085             0.1%
    Banco Popular Espanol SA                                    531,027   2,019,012             0.1%
    Banco Santander SA                                        2,088,055  11,664,288             0.4%
    Banco Santander SA Sponsored ADR                            794,691   4,402,588             0.1%
    Bankia SA                                                 1,090,386   1,401,261             0.0%
    Bankinter SA                                                155,868   1,127,262             0.0%
    CaixaBank SA                                                773,665   2,963,259             0.1%
    Enagas SA                                                    69,880   2,113,050             0.1%
    Endesa SA                                                    80,550   1,791,044             0.1%
    Ferrovial SA                                                 69,165   1,744,854             0.1%
    Gas Natural SDG SA                                           96,690   2,091,581             0.1%
    Grifols SA                                                   29,723   1,376,620             0.0%
    Iberdrola SA                                              1,292,136   9,214,401             0.3%
#   Industria de Diseno Textil SA                               232,825   8,717,982             0.3%
    Mapfre SA                                                   469,616   1,393,239             0.0%
    Red Electrica Corp. SA                                       26,777   2,357,310             0.1%
    Repsol SA                                                   214,111   2,695,312             0.1%
    Repsol SA Sponsored ADR                                      88,125   1,104,206             0.0%
    Telefonica SA                                               667,906   8,811,916             0.3%
    Telefonica SA Sponsored ADR                                 362,181   4,769,924             0.1%
    Zardoya Otis SA                                              36,382     447,349             0.0%
                                                                        -----------             ---
TOTAL SPAIN                                                              93,443,240             3.0%
                                                                        -----------             ---
SWEDEN -- (2.7%)
    Alfa Laval AB                                                78,168   1,371,366             0.0%
    Assa Abloy AB Class B                                       242,550   4,825,066             0.2%
#   Atlas Copco AB Class A                                      159,015   4,144,040             0.1%
#   Atlas Copco AB Class B                                       89,825   2,171,503             0.1%
    Axfood AB                                                    11,898     214,712             0.0%
    BillerudKorsnas AB                                           56,292   1,018,735             0.0%
    Boliden AB                                                  134,134   2,568,178             0.1%
    Electrolux AB Series B                                       70,072   2,061,544             0.1%
    Elekta AB Class B                                            67,505     522,314             0.0%
    Getinge AB Class B                                           60,993   1,524,315             0.1%
    Hennes & Mauritz AB Class B                                 221,502   8,610,417             0.3%
    Hexagon AB Class B                                           48,133   1,669,512             0.1%
    Hexpol AB                                                    43,820     425,653             0.0%
    Holmen AB Class B                                             6,705     202,121             0.0%
    Hufvudstaden AB Class A                                      17,652     249,414             0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
SWEDEN -- (Continued)
#   Husqvarna AB Class A                                       12,600 $    82,416             0.0%
    Husqvarna AB Class B                                      132,344     871,256             0.0%
#   ICA Gruppen AB                                             19,051     679,627             0.0%
*   Lundin Petroleum AB                                        35,886     519,449             0.0%
    Meda AB Class A                                            80,565   1,182,388             0.0%
    Millicom International Cellular SA                         20,956   1,168,225             0.0%
    NCC AB Class A                                                431      13,200             0.0%
#   NCC AB Class B                                             33,089   1,023,361             0.0%
    Nibe Industrier AB Class B                                 17,567     565,671             0.0%
    Nordea Bank AB                                            595,350   6,568,874             0.2%
    Saab AB Class B                                            11,566     325,723             0.0%
    Sandvik AB                                                315,438   2,941,999             0.1%
    Securitas AB Class B                                      119,211   1,556,382             0.1%
    Skandinaviska Enskilda Banken AB Class A                  334,925   3,517,004             0.1%
    Skanska AB Class B                                         97,514   1,902,789             0.1%
    SKF AB Class A                                              6,795     119,364             0.0%
    SKF AB Class B                                            116,938   2,054,846             0.1%
#*  SSAB AB Class A                                            46,577     167,927             0.0%
*   SSAB AB Class B                                            37,321     117,791             0.0%
    Svenska Cellulosa AB SCA Class A                            8,605     253,894             0.0%
    Svenska Cellulosa AB SCA Class B                          168,786   4,971,417             0.2%
    Svenska Handelsbanken AB Class A                          304,972   4,141,967             0.1%
#   Svenska Handelsbanken AB Class B                            2,346      33,889             0.0%
    Swedbank AB Class A                                       180,225   4,129,562             0.1%
    Swedish Match AB                                           47,974   1,508,097             0.1%
*   Swedish Orphan Biovitrum AB                                12,618     191,561             0.0%
    Tele2 AB Class B                                          153,553   1,533,473             0.1%
#   Telefonaktiebolaget LM Ericsson Class A                    14,581     132,475             0.0%
    Telefonaktiebolaget LM Ericsson Class B                   546,294   5,316,808             0.2%
    TeliaSonera AB                                            621,419   3,175,152             0.1%
    Trelleborg AB Class B                                      76,795   1,293,855             0.0%
    Volvo AB Class A                                           63,183     654,404             0.0%
    Volvo AB Class B                                          328,362   3,396,291             0.1%
    Volvo AB Sponsored ADR                                     14,500     150,438             0.0%
                                                                      -----------             ---
TOTAL SWEDEN                                                           87,840,465             2.8%
                                                                      -----------             ---
SWITZERLAND -- (8.2%)
    ABB, Ltd.                                                 420,745   7,937,647             0.3%
    ABB, Ltd. Sponsored ADR                                   172,382   3,254,572             0.1%
    Actelion, Ltd.                                             24,122   3,348,474             0.1%
    Adecco SA                                                  62,795   4,667,885             0.2%
    Baloise Holding AG                                         13,313   1,596,186             0.1%
    Barry Callebaut AG                                            556     666,278             0.0%
    Chocoladefabriken Lindt & Sprungli AG                          17   1,261,297             0.0%
    Cie Financiere Richemont SA                               107,989   9,259,793             0.3%
    Clariant AG                                               166,192   3,055,995             0.1%
    Credit Suisse Group AG                                    237,206   5,916,207             0.2%
#   Credit Suisse Group AG Sponsored ADR                       59,450   1,486,250             0.1%
*   Dufry AG                                                    8,010     935,770             0.0%
    EMS-Chemie Holding AG                                       1,735     734,209             0.0%
    Galenica AG                                                 1,710   2,504,973             0.1%
    Geberit AG                                                  9,002   2,905,119             0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                               SHARES     VALUE++    OF NET ASSETS**
                                                              --------- ------------ ---------------
SWITZERLAND -- (Continued)
    Givaudan SA                                                   2,498 $  4,466,925             0.1%
    Julius Baer Group, Ltd.                                      67,068    3,325,399             0.1%
    Kuehne + Nagel International AG                              12,432    1,722,547             0.1%
    LafargeHolcim, Ltd.(7110753)                                106,081    5,973,924             0.2%
*   LafargeHolcim, Ltd.(BZ3DNX4)                                 52,579    2,957,190             0.1%
    Lonza Group AG                                               21,058    3,090,887             0.1%
    Nestle SA                                                   692,983   52,925,838             1.7%
    Novartis AG                                                 388,810   35,221,774             1.1%
    Novartis AG Sponsored ADR                                    86,125    7,788,284             0.3%
    Partners Group Holding AG                                     3,744    1,354,749             0.0%
    Roche Holding AG(7108918)                                     6,142    1,680,366             0.1%
    Roche Holding AG(7110388)                                   166,430   45,185,556             1.4%
    Schindler Holding AG                                          4,227      687,997             0.0%
    SGS SA                                                        1,263    2,404,882             0.1%
    Sika AG                                                         791    2,594,126             0.1%
    Sonova Holding AG                                            10,582    1,443,854             0.0%
#   Sulzer AG                                                     6,084      614,762             0.0%
    Swatch Group AG (The)(7184725)                               11,374    4,441,995             0.1%
    Swatch Group AG (The)(7184736)                               18,242    1,317,834             0.0%
    Swiss Life Holding AG                                         9,242    2,202,275             0.1%
    Swiss Re AG                                                  79,067    7,339,850             0.2%
    Swisscom AG                                                   6,137    3,161,873             0.1%
    Syngenta AG                                                  20,571    6,911,241             0.2%
    Syngenta AG ADR                                              24,564    1,652,911             0.1%
    UBS Group AG(BRJL176)                                       487,952    9,745,585             0.3%
*   UBS Group AG(H42097107)                                     211,680    4,239,950             0.1%
    Zurich Insurance Group AG                                    34,070    8,991,070             0.3%
                                                                        ------------             ---
TOTAL SWITZERLAND                                                        272,974,299             8.7%
                                                                        ------------             ---
UNITED KINGDOM -- (17.2%)
    Aberdeen Asset Management P.L.C.                            315,574    1,682,640             0.1%
    Admiral Group P.L.C.                                         43,259    1,073,522             0.0%
    Amec Foster Wheeler P.L.C.                                   91,962    1,006,268             0.0%
    Anglo American P.L.C.                                       402,097    3,373,477             0.1%
    Antofagasta P.L.C.                                          146,121    1,181,261             0.0%
    ARM Holdings P.L.C.                                         155,070    2,442,140             0.1%
    ARM Holdings P.L.C. Sponsored ADR                            33,945    1,610,011             0.1%
    Ashtead Group P.L.C.                                        183,154    2,816,129             0.1%
    Associated British Foods P.L.C.                              64,833    3,444,957             0.1%
    AstraZeneca P.L.C.                                          153,478    9,781,536             0.3%
    AstraZeneca P.L.C. Sponsored ADR                            235,206    7,500,719             0.2%
    Aviva P.L.C.                                              1,016,161    7,594,351             0.2%
    Aviva P.L.C. Sponsored ADR                                    9,432      140,537             0.0%
    Babcock International Group P.L.C.                          153,397    2,273,968             0.1%
    BAE Systems P.L.C.                                          846,638    5,727,073             0.2%
    Barclays P.L.C.                                             928,091    3,306,583             0.1%
    Barclays P.L.C. Sponsored ADR                               569,352    8,101,879             0.3%
    Barratt Developments P.L.C.                                 248,715    2,343,011             0.1%
    Berkeley Group Holdings P.L.C.                               45,775    2,336,290             0.1%
    BG Group P.L.C.                                             671,968   10,616,097             0.3%
    BG Group P.L.C. Sponsored ADR                                56,914      908,632             0.0%
    BHP Billiton P.L.C.                                         171,137    2,735,458             0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
UNITED KINGDOM -- (Continued)
    BHP Billiton P.L.C. ADR                                     139,693 $ 4,505,099             0.1%
    BP P.L.C.                                                   482,700   2,868,679             0.1%
    BP P.L.C. Sponsored ADR                                     608,368  21,718,738             0.7%
    British American Tobacco P.L.C.                             322,533  19,161,541             0.6%
    British American Tobacco P.L.C. Sponsored ADR                57,292   6,766,185             0.2%
    BT Group P.L.C.                                           1,590,578  11,359,130             0.4%
    BT Group P.L.C. Sponsored ADR                                34,902   2,501,426             0.1%
    Bunzl P.L.C.                                                 91,725   2,623,018             0.1%
    Burberry Group P.L.C.                                       103,336   2,110,752             0.1%
    Capita P.L.C.                                               152,745   2,996,228             0.1%
    Capital & Counties Properties P.L.C.                        125,961     862,037             0.0%
    Carnival P.L.C.                                              26,312   1,464,412             0.0%
    Carnival P.L.C. ADR                                          11,167     622,560             0.0%
    Centrica P.L.C.                                           1,554,896   5,410,377             0.2%
    Cobham P.L.C.                                               362,492   1,547,690             0.1%
    Coca-Cola HBC AG                                             50,617   1,206,014             0.0%
    Compass Group P.L.C.                                        380,306   6,537,808             0.2%
    Croda International P.L.C.                                   30,688   1,368,900             0.0%
    DCC P.L.C.                                                   17,128   1,373,025             0.0%
    Diageo P.L.C.                                               179,309   5,169,466             0.2%
    Diageo P.L.C. Sponsored ADR                                  96,177  11,068,049             0.4%
    Direct Line Insurance Group P.L.C.                          383,854   2,328,406             0.1%
    Dixons Carphone P.L.C.                                      273,000   1,938,049             0.1%
    DS Smith P.L.C.                                              68,380     407,429             0.0%
    easyJet P.L.C.                                               42,963   1,157,343             0.0%
    Experian P.L.C.                                             261,061   4,448,495             0.1%
    Fresnillo P.L.C.                                             42,695     478,883             0.0%
    G4S P.L.C.                                                  560,059   2,092,027             0.1%
    GKN P.L.C.                                                  602,860   2,663,816             0.1%
    GlaxoSmithKline P.L.C.                                      566,003  12,206,254             0.4%
    GlaxoSmithKline P.L.C. Sponsored ADR                        246,846  10,629,189             0.3%
    Glencore P.L.C.                                           1,615,774   2,789,554             0.1%
    Hargreaves Lansdown P.L.C.                                   54,476   1,210,663             0.0%
    Hikma Pharmaceuticals P.L.C.                                 46,446   1,547,680             0.1%
    HSBC Holdings P.L.C.                                      1,758,504  13,739,131             0.4%
    HSBC Holdings P.L.C. Sponsored ADR                          419,137  16,375,682             0.5%
    ICAP P.L.C.                                                  99,597     674,199             0.0%
    Imperial Tobacco Group P.L.C.                               178,975   9,637,445             0.3%
    Imperial Tobacco Group P.L.C. ADR                            19,300   2,079,961             0.1%
    Inchcape P.L.C.                                              77,359     951,396             0.0%
    Indivior P.L.C.                                              89,271     282,054             0.0%
    Informa P.L.C.                                              191,143   1,671,614             0.1%
    Inmarsat P.L.C.                                             159,308   2,414,616             0.1%
    InterContinental Hotels Group P.L.C.                         59,237   2,367,060             0.1%
*   International Consolidated Airlines Group SA                291,175   2,609,607             0.1%
    Intertek Group P.L.C.                                        55,826   2,254,646             0.1%
    Investec P.L.C.                                             126,124   1,050,638             0.0%
    ITV P.L.C.                                                  896,264   3,479,555             0.1%
    J Sainsbury P.L.C.                                          411,573   1,686,394             0.1%
    Johnson Matthey P.L.C.                                       58,404   2,322,982             0.1%
    Kingfisher P.L.C.                                           463,323   2,518,515             0.1%
    Legal & General Group P.L.C.                              1,580,125   6,363,163             0.2%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
UNITED KINGDOM -- (Continued)
*   Liberty Global P.L.C. Class A                                 6,400 $   284,912             0.0%
*   Liberty Global P.L.C. Series C                               15,389     656,177             0.0%
*   Liberty Global P.L.C. LiLAC Class A                             320      12,358             0.0%
*   Liberty Global P.L.C. LiLAC Class C                             769      29,747             0.0%
    Lloyds Banking Group P.L.C.                               8,350,630   9,478,050             0.3%
#   Lloyds Banking Group P.L.C. ADR                             804,492   3,684,573             0.1%
    London Stock Exchange Group P.L.C.                           69,746   2,730,720             0.1%
    Marks & Spencer Group P.L.C.                                596,060   4,706,647             0.2%
    Meggitt P.L.C.                                              226,293   1,232,774             0.0%
    Merlin Entertainments P.L.C.                                179,263   1,143,862             0.0%
    Mondi P.L.C.                                                121,784   2,816,150             0.1%
    National Grid P.L.C.                                        330,662   4,710,239             0.2%
    National Grid P.L.C. Sponsored ADR                           75,038   5,372,720             0.2%
    Next P.L.C.                                                  36,700   4,519,785             0.1%
    Old Mutual P.L.C.                                         1,266,340   4,138,916             0.1%
    Pearson P.L.C.                                              115,026   1,527,061             0.0%
    Pearson P.L.C. Sponsored ADR                                 82,657   1,100,991             0.0%
    Pennon Group P.L.C.                                          82,874   1,034,092             0.0%
    Persimmon P.L.C.                                             81,634   2,503,510             0.1%
    Provident Financial P.L.C.                                   29,186   1,557,986             0.1%
    Prudential P.L.C.                                           306,768   7,165,019             0.2%
    Prudential P.L.C. ADR                                        66,284   3,101,428             0.1%
    Randgold Resources, Ltd.                                     18,315   1,228,329             0.0%
    Reckitt Benckiser Group P.L.C.                              136,968  13,366,769             0.4%
#   RELX NV Sponsored ADR                                        69,010   1,182,832             0.0%
    RELX P.L.C.                                                 198,102   3,542,282             0.1%
    RELX P.L.C. Sponsored ADR                                   115,396   2,079,436             0.1%
    Rexam P.L.C.                                                238,739   1,985,062             0.1%
    Rio Tinto P.L.C.                                            165,092   6,016,815             0.2%
    Rio Tinto P.L.C. Sponsored ADR                              104,931   3,831,031             0.1%
    Rolls-Royce Holdings P.L.C.                                 495,158   5,236,053             0.2%
*   Royal Bank of Scotland Group P.L.C.                         381,103   1,862,313             0.1%
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR            50,869     492,412             0.0%
    Royal Dutch Shell P.L.C. Class A(B03MLX2)                   227,335   5,935,114             0.2%
    Royal Dutch Shell P.L.C. Class A(B09CBL4)                    45,422   1,189,848             0.0%
    Royal Dutch Shell P.L.C. Sponsored ADR(B03MM73)             232,555  12,253,323             0.4%
    Royal Dutch Shell P.L.C. Sponsored ADR(780259206)           258,423  13,556,871             0.4%
    Royal Mail P.L.C.                                           149,846   1,026,606             0.0%
    RSA Insurance Group P.L.C.                                  228,207   1,476,935             0.0%
    SABMiller P.L.C.                                            167,523  10,289,828             0.3%
    Sage Group P.L.C. (The)                                     316,485   2,653,587             0.1%
    Schroders P.L.C.(0239581)                                    11,088     386,015             0.0%
    Schroders P.L.C.(0240549)                                    25,853   1,186,221             0.0%
    Severn Trent P.L.C.                                          62,813   2,166,281             0.1%
    Shire P.L.C.                                                 73,867   5,594,010             0.2%
    Shire P.L.C. ADR                                             18,387   4,174,768             0.1%
    Sky P.L.C.                                                  295,618   4,988,766             0.2%
    Sky P.L.C. Sponsored ADR                                        647      43,802             0.0%
    Smith & Nephew P.L.C.                                       168,303   2,873,868             0.1%
    Smith & Nephew P.L.C. Sponsored ADR                          31,838   1,086,296             0.0%
    Smiths Group P.L.C.                                         137,146   2,028,936             0.1%
*   Sports Direct International P.L.C.                           76,959     825,697             0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                SHARES      VALUE++     OF NET ASSETS**
                                                              ---------- -------------- ---------------
UNITED KINGDOM -- (Continued)
    SSE P.L.C.                                                   275,530 $    6,410,091             0.2%
    St James's Place P.L.C.                                      178,188      2,640,831             0.1%
    Standard Chartered P.L.C.                                    471,358      5,232,373             0.2%
    Standard Life P.L.C.                                         390,420      2,524,188             0.1%
    Taylor Wimpey P.L.C.                                         798,937      2,433,846             0.1%
*   Tesco P.L.C.                                               2,099,288      5,920,616             0.2%
    Travis Perkins P.L.C.                                         58,264      1,717,284             0.1%
    TUI AG                                                       116,007      2,157,226             0.1%
    Unilever P.L.C.                                              100,087      4,456,723             0.1%
    Unilever P.L.C. Sponsored ADR                                192,823      8,570,982             0.3%
    United Utilities Group P.L.C.                                141,155      2,147,978             0.1%
    United Utilities Group P.L.C. ADR                              5,177        156,811             0.0%
    Vedanta Resources P.L.C.                                      10,492         79,870             0.0%
    Vodafone Group P.L.C.                                      2,609,817      8,588,730             0.3%
    Vodafone Group P.L.C. Sponsored ADR                          256,161      8,445,640             0.3%
    Weir Group P.L.C. (The)                                       63,315      1,040,130             0.0%
    Whitbread P.L.C.                                              47,957      3,662,190             0.1%
    William Hill P.L.C.                                          174,545        851,652             0.0%
    WM Morrison Supermarkets P.L.C.                              950,653      2,465,035             0.1%
    Wolseley P.L.C.                                               67,557      3,966,357             0.1%
    Wolseley P.L.C. ADR                                           17,864        105,043             0.0%
    WPP P.L.C.                                                   252,496      5,660,157             0.2%
    WPP P.L.C. Sponsored ADR                                      11,121      1,246,219             0.0%
                                                                         --------------            ----
TOTAL UNITED KINGDOM                                                        570,161,914            18.1%
                                                                         --------------            ----
TOTAL COMMON STOCKS                                                       3,124,284,109            99.1%
                                                                         --------------            ----
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
    Bayerische Motoren Werke AG                                    6,971        563,724             0.0%
    Fuchs Petrolub SE                                              3,911        187,568             0.0%
    Henkel AG & Co. KGaA                                          20,475      2,220,584             0.1%
    Porsche Automobil Holding SE                                  38,186      1,784,963             0.1%
    Volkswagen AG                                                 37,114      4,454,981             0.1%
                                                                         --------------            ----
TOTAL GERMANY                                                                 9,211,820             0.3%
                                                                         --------------            ----
TOTAL PREFERRED STOCKS                                                        9,211,820             0.3%
                                                                         --------------            ----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*   Westpac Banking Corp. Rights 11/11/15                         20,571             --             0.0%
                                                                         --------------            ----
IRELAND -- (0.0%)
    Ryanair Holdings P.L.C.                                       33,520         10,844             0.0%
                                                                         --------------            ----
ITALY -- (0.0%)
*   Mediolanum SpA Rights 11/26/15                                51,783             --             0.0%
                                                                         --------------            ----
SPAIN -- (0.0%)
*   Banco Santander SA Rights 11/03/15                         2,088,054        114,807             0.0%
                                                                         --------------            ----
UNITED KINGDOM -- (0.0%)
    Rolls-Royce Holdings P.L.C.                               45,901,146         70,761             0.0%
                                                                         --------------            ----
TOTAL RIGHTS/WARRANTS                                                           196,412             0.0%
                                                                         --------------            ----
TOTAL INVESTMENT SECURITIES                                               3,133,692,341
                                                                         --------------

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                            SHARES       VALUE+     OF NET ASSETS**
                                                          ---------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (5.5%)
(S)@ DFA Short Term Investment Fund                       15,716,941 $  181,845,002             5.8%
                                                                     --------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $2,919,070,825)                  $3,315,537,343           105.2%
                                                                     ==============           =====

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                          --------------------------------------------------
                                                            LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                                          ------------ -------------- ------- --------------
Common Stocks
   Australia                                              $  5,840,555 $  168,004,355      -- $  173,844,910
   Austria                                                          --      5,735,452      --      5,735,452
   Belgium                                                   4,184,898     36,944,304      --     41,129,202
   Canada                                                  251,472,736             --      --    251,472,736
   Denmark                                                   4,931,966     47,385,826      --     52,317,792
   Finland                                                   1,492,600     27,216,694      --     28,709,294
   France                                                   10,953,608    270,760,480      --    281,714,088
   Germany                                                  19,069,495    223,497,155      --    242,566,650
   Hong Kong                                                   639,367     84,816,086      --     85,455,453
   Ireland                                                   3,515,186     11,798,263      --     15,313,449
   Israel                                                   10,999,658      7,809,804      --     18,809,462
   Italy                                                     4,503,311     59,802,796      --     64,306,107
   Japan                                                    39,897,882    646,685,636      --    686,583,518
   Netherlands                                              14,133,017     69,979,306      --     84,112,323
   New Zealand                                                      --      3,415,156      --      3,415,156
   Norway                                                    1,160,340     20,136,457      --     21,296,797
   Portugal                                                         --      4,117,921      --      4,117,921
   Singapore                                                        --     38,963,881      --     38,963,881
   Spain                                                    15,004,762     78,438,478      --     93,443,240
   Sweden                                                      150,438     87,690,027      --     87,840,465
   Switzerland                                              18,421,967    254,552,332      --    272,974,299
   United Kingdom                                          165,997,039    404,164,875      --    570,161,914
Preferred Stocks
   Germany                                                          --      9,211,820      --      9,211,820
Rights/Warrants
   Australia                                                        --             --      --             --
   Ireland                                                          --         10,844      --         10,844
   Italy                                                            --             --      --             --
   Spain                                                            --        114,807      --        114,807
   United Kingdom                                                   --         70,761      --         70,761
Securities Lending Collateral                                       --    181,845,002      --    181,845,002
                                                          ------------ --------------      -- --------------
TOTAL                                                     $572,368,825 $2,743,168,518      -- $3,315,537,343
                                                          ============ ==============      == ==============

                      INTERNATIONAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                              ---------- ----------- ---------------
COMMON STOCKS -- (93.2%)
AUSTRALIA -- (5.4%)
#   Acrux, Ltd.                                                  183,394 $    95,754             0.0%
#   Adelaide Brighton, Ltd.                                    1,200,553   3,566,029             0.0%
*   AED Oil, Ltd.                                                237,059          --             0.0%
    AGL Energy, Ltd.                                             293,238   3,477,407             0.0%
#   Ainsworth Game Technology, Ltd.                              216,127     486,609             0.0%
*   Alcyone Resources, Ltd.                                      103,559          15             0.0%
*   Alkane Resources, Ltd.                                        65,640      11,463             0.0%
#   ALS, Ltd.                                                  1,061,375   3,863,545             0.0%
    Altium, Ltd.                                                 122,300     389,922             0.0%
#   Alumina, Ltd.                                              5,497,746   4,217,882             0.0%
    Alumina, Ltd. Sponsored ADR                                  453,627   1,379,026             0.0%
    Amalgamated Holdings, Ltd.                                   184,409   1,836,398             0.0%
    Amcor, Ltd.                                                  574,332   5,547,361             0.1%
    Amcor, Ltd. Sponsored ADR                                     29,714   1,162,709             0.0%
    AMP, Ltd.                                                  4,032,938  16,356,828             0.1%
    Ansell, Ltd.                                                 364,636   5,188,762             0.1%
    AP Eagers, Ltd.                                               58,625     444,553             0.0%
#   APA Group                                                  1,179,799   7,686,610             0.1%
#*  APN News & Media, Ltd.                                     5,335,644   1,943,748             0.0%
#*  Aquarius Platinum, Ltd.                                      898,617     155,846             0.0%
#   ARB Corp., Ltd.                                              108,827   1,140,701             0.0%
    Ardent Leisure Group                                         284,187     561,592             0.0%
    Aristocrat Leisure, Ltd.                                     615,636   4,063,762             0.0%
#   Arrium, Ltd.                                              16,558,707   1,170,032             0.0%
    Asciano, Ltd.                                              1,890,811  11,011,157             0.1%
*   ASG Group, Ltd.                                              545,444     426,771             0.0%
#   ASX, Ltd.                                                    156,411   4,572,485             0.1%
*   Atlantic, Ltd.                                                34,067         797             0.0%
    Atlas Iron, Ltd.                                           2,011,431      39,841             0.0%
    Aurizon Holdings, Ltd.                                     1,567,045   5,745,589             0.1%
#   Ausdrill, Ltd.                                             1,429,709     349,558             0.0%
*   Ausenco, Ltd.                                                139,328      36,708             0.0%
#   AusNet Services                                            2,107,701   2,161,731             0.0%
    Austal, Ltd.                                                 334,355     538,991             0.0%
#   Austbrokers Holdings, Ltd.                                    67,800     455,207             0.0%
*   Austin Engineering, Ltd.                                       5,514       1,330             0.0%
    Australia & New Zealand Banking Group, Ltd.                1,685,445  32,596,996             0.2%
#*  Australian Agricultural Co., Ltd.                          1,154,984   1,237,254             0.0%
    Australian Pharmaceutical Industries, Ltd.                   990,967   1,394,573             0.0%
    Auswide Bank, Ltd.                                            24,392      93,159             0.0%
    Automotive Holdings Group, Ltd.                              709,481   2,136,548             0.0%
    Aveo Group                                                     5,997      13,100             0.0%
    AVJennings, Ltd.                                             200,265      80,033             0.0%
*   AWE, Ltd.                                                  3,068,174   1,370,405             0.0%
#   Bank of Queensland, Ltd.                                     999,798   9,268,722             0.1%
#*  BC Iron, Ltd.                                                207,067      39,703             0.0%
#   Beach Energy, Ltd.                                         6,083,841   2,763,578             0.0%
#   Beadell Resources, Ltd.                                      898,405     102,584             0.0%
#   Bega Cheese, Ltd.                                            163,583     672,782             0.0%
#   Bendigo and Adelaide Bank, Ltd.                              999,046   7,578,921             0.1%
    BHP Billiton, Ltd.                                         2,349,520  38,533,858             0.3%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
AUSTRALIA -- (Continued)
    BHP Billiton, Ltd. Sponsored ADR                            623,528 $20,507,836             0.2%
#*  Billabong International, Ltd.                             1,613,781     842,367             0.0%
    Blackmores, Ltd.                                             14,721   1,752,470             0.0%
    BlueScope Steel, Ltd.                                     1,157,859   3,649,075             0.0%
#*  Boart Longyear, Ltd.                                        770,525      54,582             0.0%
*   Boom Logistics, Ltd.                                        320,214      24,704             0.0%
    Boral, Ltd.                                               2,225,851   8,514,354             0.1%
#*  Bradken, Ltd.                                             1,085,978     744,107             0.0%
    Brambles, Ltd.                                              832,964   6,133,926             0.1%
#   Breville Group, Ltd.                                        151,440     705,860             0.0%
#   Brickworks, Ltd.                                            100,790   1,041,266             0.0%
    BT Investment Management, Ltd.                              110,650     894,804             0.0%
#   Cabcharge Australia, Ltd.                                   342,632     685,746             0.0%
    Caltex Australia, Ltd.                                      201,033   4,500,379             0.1%
#   Cardno, Ltd.                                                271,910     588,032             0.0%
*   Carnarvon Petroleum, Ltd.                                   856,412      73,031             0.0%
#   carsales.com, Ltd.                                          398,873   2,773,597             0.0%
#   Cash Converters International, Ltd.                         756,403     276,961             0.0%
    Cedar Woods Properties, Ltd.                                 31,283      93,427             0.0%
    Challenger, Ltd.                                          1,942,715  11,328,415             0.1%
*   ChemGenex Pharmaceuticals, Ltd.                               6,842          --             0.0%
    CIMIC Group, Ltd.                                           157,025   3,078,190             0.0%
*   Coal of Africa, Ltd.                                        400,214      14,919             0.0%
    Coca-Cola Amatil, Ltd.                                      558,637   3,615,073             0.0%
    Cochlear, Ltd.                                               64,556   4,074,337             0.0%
    Codan, Ltd.                                                  44,929      27,754             0.0%
*   Coffey International, Ltd.                                  136,278      39,580             0.0%
    Collins Foods, Ltd.                                          45,882     114,908             0.0%
    Commonwealth Bank of Australia                              536,081  29,108,105             0.2%
*   Compass Resources, Ltd.                                      18,720          --             0.0%
    Computershare, Ltd.                                         460,334   3,528,206             0.0%
#   Corporate Travel Management, Ltd.                            38,887     310,641             0.0%
    Coventry Group, Ltd.                                         13,156      11,426             0.0%
    Credit Corp. Group, Ltd.                                     45,571     284,138             0.0%
    Crown Resorts, Ltd.                                         163,099   1,321,839             0.0%
    CSG, Ltd.                                                   338,759     387,934             0.0%
    CSL, Ltd.                                                   245,077  16,290,330             0.1%
    CSR, Ltd.                                                 1,622,464   3,176,280             0.0%
*   Cue Energy Resources, Ltd.                                  287,579      14,428             0.0%
    Data#3, Ltd.                                                 39,367      32,726             0.0%
    Decmil Group, Ltd.                                          318,621     212,112             0.0%
*   Devine, Ltd.                                                109,847      46,981             0.0%
#   Dick Smith Holdings, Ltd.                                   301,078     148,644             0.0%
    Domino's Pizza Enterprises, Ltd.                            102,174   3,379,067             0.0%
    Downer EDI, Ltd.                                          1,395,648   3,507,132             0.0%
#*  Drillsearch Energy, Ltd.                                  1,261,989     705,741             0.0%
    DUET Group                                                2,991,864   5,015,896             0.1%
    DuluxGroup, Ltd.                                            701,235   2,931,744             0.0%
    DWS, Ltd.                                                    74,524      65,263             0.0%
    Echo Entertainment Group, Ltd.                            2,243,839   8,109,704             0.1%
#*  Elders, Ltd.                                                 97,423     295,988             0.0%
*   Emeco Holdings, Ltd.                                      1,092,630      42,630             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
AUSTRALIA -- (Continued)
#*  Energy Resources of Australia, Ltd.                         464,072 $   112,137             0.0%
#*  Energy World Corp., Ltd.                                  1,196,466     212,053             0.0%
    Equity Trustees, Ltd.                                         9,255     152,050             0.0%
    ERM Power, Ltd.                                             230,362     269,238             0.0%
*   Eservglobal, Ltd.                                            76,359       6,397             0.0%
    Euroz, Ltd.                                                  69,509      45,087             0.0%
    Evolution Mining, Ltd.                                    2,583,484   2,573,440             0.0%
    Fairfax Media, Ltd.                                       7,285,627   4,872,742             0.1%
    Fantastic Holdings, Ltd.                                        975       1,624             0.0%
*   FAR, Ltd.                                                 2,438,534     143,817             0.0%
    Finbar Group, Ltd.                                            2,330       1,907             0.0%
#*  Fleetwood Corp., Ltd.                                       162,977     178,837             0.0%
#   Flight Centre Travel Group, Ltd.                             61,321   1,649,755             0.0%
#   Fortescue Metals Group, Ltd.                              3,399,052   5,022,570             0.1%
#   G8 Education, Ltd.                                          377,281     804,156             0.0%
    GrainCorp, Ltd. Class A                                     530,992   3,403,991             0.0%
    Grange Resources, Ltd.                                      460,396      39,221             0.0%
#   Greencross, Ltd.                                            104,119     461,064             0.0%
    GUD Holdings, Ltd.                                          291,652   1,663,261             0.0%
#   GWA Group, Ltd.                                             546,111     960,376             0.0%
    Harvey Norman Holdings, Ltd.                              1,271,534   3,572,451             0.0%
    Healthscope, Ltd.                                            39,569      75,753             0.0%
    HFA Holdings, Ltd.                                          133,879     270,421             0.0%
    Hills, Ltd.                                                 406,853     125,727             0.0%
*   Horizon Oil, Ltd.                                         1,463,538     124,667             0.0%
    Iluka Resources, Ltd.                                       792,791   3,595,059             0.0%
#*  Imdex, Ltd.                                                 336,336      54,020             0.0%
#   IMF Bentham, Ltd.                                           102,621     105,115             0.0%
#   Incitec Pivot, Ltd.                                       3,932,934  10,982,887             0.1%
#   Independence Group NL                                       688,015   1,347,773             0.0%
#*  Infigen Energy                                              693,403     184,472             0.0%
#   Infomedia, Ltd.                                             550,632     286,942             0.0%
    Insurance Australia Group, Ltd.                           3,408,098  13,546,697             0.1%
    Integrated Research, Ltd.                                    42,144      74,768             0.0%
#   InvoCare, Ltd.                                              204,169   1,607,169             0.0%
#   IOOF Holdings, Ltd.                                         485,138   3,210,504             0.0%
#   IRESS, Ltd.                                                 210,538   1,402,194             0.0%
#*  iSelect, Ltd.                                               141,032     150,848             0.0%
    James Hardie Industries P.L.C.                              430,489   5,572,721             0.1%
#   James Hardie Industries P.L.C. Sponsored ADR                 39,415     518,307             0.0%
#   JB Hi-Fi, Ltd.                                              190,312   2,421,462             0.0%
#*  Kingsgate Consolidated, Ltd.                              1,181,152     553,112             0.0%
*   Kingsrose Mining, Ltd.                                       76,233      12,312             0.0%
*   Lednium, Ltd.                                                21,998          --             0.0%
    Lend Lease Group                                            530,334   4,877,737             0.1%
*   Lonestar Resources, Ltd.                                      7,157      39,448             0.0%
*   Lynas Corp., Ltd.                                         4,286,543     176,853             0.0%
#   M2 Group, Ltd.                                              291,718   2,041,562             0.0%
#   MACA, Ltd.                                                  156,523      96,223             0.0%
*   Macmahon Holdings, Ltd.                                   5,960,594     419,605             0.0%
    Macquarie Atlas Roads Group                                 801,614   2,315,812             0.0%
    Macquarie Group, Ltd.                                       577,968  34,995,291             0.3%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
AUSTRALIA -- (Continued)
    Magellan Financial Group, Ltd.                              180,832 $ 2,879,886             0.0%
*   Marion Energy, Ltd.                                             119          93             0.0%
    MaxiTRANS Industries, Ltd.                                  182,505      75,544             0.0%
*   Mayne Pharma Group, Ltd.                                    619,760     450,078             0.0%
    McMillan Shakespeare, Ltd.                                  105,075     935,957             0.0%
#   McPherson's, Ltd.                                            69,593      33,870             0.0%
    Medibank Pvt, Ltd.                                        1,512,572   2,537,556             0.0%
*   Medusa Mining, Ltd.                                       1,228,341     494,799             0.0%
#   Melbourne IT, Ltd.                                          123,857     168,317             0.0%
#*  Mesoblast, Ltd.                                             113,219     275,311             0.0%
    Metals X, Ltd.                                              432,690     424,322             0.0%
#   Metcash, Ltd.                                             2,652,306   2,234,056             0.0%
    Mincor Resources NL                                         393,519      72,806             0.0%
#*  Mineral Deposits, Ltd.                                      137,059      46,837             0.0%
#   Mineral Resources, Ltd.                                     378,504   1,141,750             0.0%
#   MMA Offshore, Ltd.                                        2,337,637     694,818             0.0%
#   Monadelphous Group, Ltd.                                    305,920   1,498,901             0.0%
#   Mortgage Choice, Ltd.                                       177,257     237,214             0.0%
#*  Mount Gibson Iron, Ltd.                                   4,095,268     626,333             0.0%
#   Myer Holdings, Ltd.                                       2,499,829   1,699,684             0.0%
    National Australia Bank, Ltd.                             1,649,904  35,233,113             0.3%
*   Navigator Resources, Ltd.                                       296          40             0.0%
#   Navitas, Ltd.                                               361,295   1,073,858             0.0%
#*  Nearmap, Ltd.                                               355,890     100,832             0.0%
    New Hope Corp., Ltd.                                        430,741     587,801             0.0%
*   Newcrest Mining, Ltd.                                       724,379   6,310,250             0.1%
*   NEXTDC, Ltd.                                                126,579     231,880             0.0%
    nib holdings, Ltd.                                          619,068   1,587,119             0.0%
    Nick Scali, Ltd.                                             25,854      78,410             0.0%
#   Nine Entertainment Co. Holdings, Ltd.                       858,326     941,576             0.0%
    Northern Star Resources, Ltd.                             1,310,143   2,556,452             0.0%
#   NRW Holdings, Ltd.                                          618,693      59,913             0.0%
    Nufarm, Ltd.                                                521,230   3,087,733             0.0%
    Oil Search, Ltd.                                            962,172   5,362,418             0.1%
*   OM Holdings, Ltd.                                            26,600       2,937             0.0%
#   Orica, Ltd.                                                 764,345   8,941,598             0.1%
    Origin Energy, Ltd.                                       1,780,568   6,918,935             0.1%
#*  Orocobre, Ltd.                                               40,831      52,001             0.0%
    Orora, Ltd.                                               2,293,433   3,792,081             0.0%
#   OrotonGroup, Ltd.                                            19,916      36,863             0.0%
    Otto Energy, Ltd.                                           168,000       3,724             0.0%
    OZ Minerals, Ltd.                                           894,339   2,744,533             0.0%
#   OzForex Group, Ltd.                                         140,296     282,784             0.0%
#*  Pacific Brands, Ltd.                                      4,020,330   2,051,110             0.0%
    Pacific Current Group, Ltd.                                  10,701      58,126             0.0%
    Pact Group Holdings, Ltd.                                    21,196      76,912             0.0%
#*  Paladin Energy, Ltd.                                      9,039,254   1,563,193             0.0%
    Panoramic Resources, Ltd.                                 1,633,779     347,770             0.0%
    Patties Foods, Ltd.                                           5,122       4,290             0.0%
    Peet, Ltd.                                                  287,595     208,778             0.0%
    Perpetual, Ltd.                                              66,005   2,098,726             0.0%
#*  Perseus Mining, Ltd.                                        339,072      89,971             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
AUSTRALIA -- (Continued)
    Platinum Asset Management, Ltd.                             278,287 $ 1,459,057             0.0%
#*  Platinum Australia, Ltd.                                    400,751          20             0.0%
    PMP, Ltd.                                                 1,827,334     674,703             0.0%
    Premier Investments, Ltd.                                   266,657   2,588,602             0.0%
#   Primary Health Care, Ltd.                                 1,413,317   3,713,149             0.0%
*   Prime AET&D Holdings No.1, Ltd.                                  26          --             0.0%
    Prime Media Group, Ltd.                                     505,830     183,276             0.0%
    Programmed Maintenance Services, Ltd.                       567,276   1,171,043             0.0%
    Qantas Airways, Ltd.                                      3,028,350   8,530,089             0.1%
    QBE Insurance Group, Ltd.                                 1,149,113  10,756,548             0.1%
#   Qube Holdings, Ltd.                                       1,622,420   2,630,193             0.0%
*   Ramelius Resources, Ltd.                                    751,560     117,792             0.0%
    Ramsay Health Care, Ltd.                                     71,244   3,131,715             0.0%
    RCR Tomlinson, Ltd.                                         305,179     497,310             0.0%
#   REA Group, Ltd.                                              58,809   1,998,674             0.0%
    Recall Holdings, Ltd.                                        70,681     383,191             0.0%
#   Reckon, Ltd.                                                 51,059      86,433             0.0%
*   Redflex Holdings, Ltd.                                       23,362       5,791             0.0%
    Reece Australia, Ltd.                                        10,902     264,368             0.0%
*   Regional Express Holdings, Ltd.                              17,416      10,885             0.0%
#   Regis Resources, Ltd.                                       884,176   1,303,573             0.0%
#   Reject Shop, Ltd. (The)                                      95,056     775,224             0.0%
#*  Resolute Mining, Ltd.                                     2,175,186     581,149             0.0%
#   Retail Food Group, Ltd.                                     168,028     551,266             0.0%
    Ridley Corp., Ltd.                                          537,173     500,070             0.0%
    Rio Tinto, Ltd.                                             421,692  15,078,883             0.1%
*   RiverCity Motorway Group                                    133,238          --             0.0%
    SAI Global, Ltd.                                            772,366   2,404,404             0.0%
*   Salmat, Ltd.                                                 68,805      38,052             0.0%
*   Samson Oil & Gas, Ltd. Sponsored ADR                          6,430       5,337             0.0%
    Sandfire Resources NL                                       417,854   1,867,500             0.0%
#   Santos, Ltd.                                              1,814,356   7,489,908             0.1%
#*  Saracen Mineral Holdings, Ltd.                            2,098,804     865,243             0.0%
    Sedgman, Ltd.                                                85,757      48,707             0.0%
#   Seek, Ltd.                                                  280,896   2,551,753             0.0%
    Select Harvests, Ltd.                                       106,442     766,910             0.0%
#*  Senex Energy, Ltd.                                        2,360,000     309,736             0.0%
    Servcorp, Ltd.                                               59,424     287,749             0.0%
    Service Stream, Ltd.                                        274,589      74,198             0.0%
#   Seven Group Holdings, Ltd.                                  305,587   1,092,865             0.0%
#   Seven West Media, Ltd.                                    6,104,888   2,922,665             0.0%
    Sigma Pharmaceuticals, Ltd.                               3,137,917   1,861,985             0.0%
#*  Silex Systems, Ltd.                                          70,513      22,256             0.0%
    Silver Chef, Ltd.                                             3,658      24,676             0.0%
#*  Silver Lake Resources, Ltd.                                 356,570      57,442             0.0%
#   Sims Metal Management, Ltd.                                 634,981   4,418,244             0.1%
    Sims Metal Management, Ltd. Sponsored ADR                     3,500      24,500             0.0%
*   Sino Strategic International, Ltd.                            9,056          --             0.0%
    Sirtex Medical, Ltd.                                        112,736   3,038,052             0.0%
#   Slater & Gordon, Ltd.                                       593,413   1,159,726             0.0%
#   SMS Management & Technology, Ltd.                           219,206     763,383             0.0%
    Sonic Healthcare, Ltd.                                      320,330   4,381,027             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
AUSTRALIA -- (Continued)
*   South32, Ltd.                                             2,093,732 $ 2,168,087             0.0%
*   South32, Ltd. ADR                                           476,677   2,450,120             0.0%
#   Southern Cross Media Group, Ltd.                          2,841,609   1,972,708             0.0%
#   Spark Infrastructure Group                                2,625,495   3,871,677             0.0%
    Specialty Fashion Group, Ltd.                                67,582      25,156             0.0%
    Spotless Group Holdings, Ltd.                                53,627      81,892             0.0%
#*  St Barbara, Ltd.                                            897,655     855,289             0.0%
#   Steadfast Group, Ltd.                                       109,032     115,948             0.0%
#   STW Communications Group, Ltd.                              944,171     499,100             0.0%
    Suncorp Group, Ltd.                                       1,325,197  12,310,487             0.1%
#*  Sundance Energy Australia, Ltd.                             964,897     205,829             0.0%
    Sunland Group, Ltd.                                         359,305     407,021             0.0%
#   Super Retail Group, Ltd.                                    417,368   2,850,462             0.0%
    Sydney Airport                                              487,767   2,229,146             0.0%
    Tabcorp Holdings, Ltd.                                    2,120,447   7,086,694             0.1%
*   Tap Oil, Ltd.                                               383,218      67,524             0.0%
    Tassal Group, Ltd.                                          379,775   1,140,930             0.0%
    Tatts Group, Ltd.                                         3,410,422   9,575,538             0.1%
    Technology One, Ltd.                                        425,202   1,158,552             0.0%
    Telstra Corp., Ltd.                                         808,475   3,097,788             0.0%
    Telstra Corp., Ltd. ADR                                      35,561     682,771             0.0%
    Ten Network Holdings, Ltd.(BYSRMT3)                         965,740     103,300             0.0%
#*  Ten Network Holdings, Ltd.(6108373)                       5,586,157     654,579             0.0%
#   TFS Corp., Ltd.                                             380,584     475,076             0.0%
    Thorn Group, Ltd.                                           116,116     174,627             0.0%
*   Tiger Resources, Ltd.                                     1,161,635      58,218             0.0%
#   Tox Free Solutions, Ltd.                                    361,863     740,955             0.0%
    TPG Telecom, Ltd.                                           413,054   3,237,476             0.0%
*   Transfield Services, Ltd.                                 1,901,153   1,348,736             0.0%
    Transpacific Industries Group, Ltd.                       6,112,743   2,939,001             0.0%
    Transurban Group                                            796,658   5,903,268             0.1%
    Treasury Wine Estates, Ltd.                               1,968,261   9,851,255             0.1%
#*  Troy Resources, Ltd.                                        792,670     180,160             0.0%
#   UGL, Ltd.                                                   844,643   1,360,628             0.0%
    UXC, Ltd.                                                   878,595     749,326             0.0%
    Veda Group, Ltd.                                            758,109   1,408,060             0.0%
#   Village Roadshow, Ltd.                                      199,553   1,063,184             0.0%
*   Virgin Australia Holdings, Ltd.()                         3,195,173          --             0.0%
*   Virgin Australia Holdings, Ltd.(B43DQC7)                  2,917,454     996,032             0.0%
#   Virtus Health, Ltd.                                         150,205     672,128             0.0%
    Vision Eye Institute, Ltd.                                    4,567       3,484             0.0%
#   Vocus Communications, Ltd.                                  293,629   1,356,940             0.0%
    Washington H Soul Pattinson & Co., Ltd.                     106,919   1,225,841             0.0%
    Watpac, Ltd.                                                425,565     290,539             0.0%
    Webjet, Ltd.                                                110,539     394,602             0.0%
    Wesfarmers, Ltd.                                            538,392  15,055,744             0.1%
#   Western Areas, Ltd.                                         470,271     792,464             0.0%
*   Westpac Banking Corp.(BYNK9D0)                               42,528     923,448             0.0%
    Westpac Banking Corp.(6076146)                              978,146  21,787,230             0.2%
#   Westpac Banking Corp. Sponsored ADR                         254,261   5,687,819             0.1%
#*  Whitehaven Coal, Ltd.                                     1,658,065   1,190,745             0.0%
    Woodside Petroleum, Ltd.                                  1,303,138  27,330,654             0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES    VALUE++    OF NET ASSETS**
                                                              ------- ------------ ---------------
AUSTRALIA -- (Continued)
#   Woolworths, Ltd.                                          616,407 $ 10,559,804             0.1%
#   WorleyParsons, Ltd.                                       515,941    2,380,284             0.0%
                                                                      ------------             ---
TOTAL AUSTRALIA                                                        830,608,732             5.8%
                                                                      ------------             ---
AUSTRIA -- (0.4%)
    Agrana Beteiligungs AG                                      3,302      299,054             0.0%
#   AMAG Austria Metall AG                                      1,146       41,707             0.0%
    Andritz AG                                                104,688    5,259,756             0.1%
    Atrium European Real Estate, Ltd.                         131,065      543,198             0.0%
    Austria Technologie & Systemtechnik AG                     67,268    1,147,582             0.0%
    BUWOG AG                                                   78,789    1,675,168             0.0%
    CA Immobilien Anlagen AG                                   77,195    1,513,392             0.0%
#*  Conwert Immobilien Invest SE                              180,874    2,593,120             0.0%
    DO & CO AG                                                  8,924      837,380             0.0%
*   Erste Group Bank AG                                       219,030    6,422,792             0.1%
    EVN AG                                                     53,025      585,130             0.0%
    Flughafen Wien AG                                           8,574      807,079             0.0%
*   IMMOFINANZ AG                                             326,957      836,964             0.0%
    Kapsch TrafficCom AG                                       13,573      491,066             0.0%
    Lenzing AG                                                 22,554    1,722,940             0.0%
    Mayr Melnhof Karton AG                                     15,708    1,854,836             0.0%
    Oberbank AG                                                 2,570      147,120             0.0%
    Oesterreichische Post AG                                   59,055    2,147,084             0.0%
    OMV AG                                                    476,074   12,676,789             0.1%
    Palfinger AG                                               10,977      308,078             0.0%
    POLYTEC Holding AG                                         20,046      151,351             0.0%
    Porr Ag                                                     5,869      159,677             0.0%
*   Raiffeisen Bank International AG                          211,392    3,335,722             0.0%
    RHI AG                                                     46,287    1,044,434             0.0%
    Rosenbauer International AG                                 1,887      158,485             0.0%
    S IMMO AG                                                 122,140    1,085,382             0.0%
#   Schoeller-Bleckmann Oilfield Equipment AG                  15,903      955,932             0.0%
    Semperit AG Holding                                        28,571      988,796             0.0%
    Strabag SE                                                 50,627    1,160,592             0.0%
    Telekom Austria AG                                         12,592       75,884             0.0%
    Telekom Austria AG ADR                                      4,200       50,610             0.0%
    UBM Development AG                                             80        3,041             0.0%
    UNIQA Insurance Group AG                                  108,649    1,008,950             0.0%
#   Verbund AG                                                 74,176    1,049,703             0.0%
    Vienna Insurance Group AG Wiener Versicherung Gruppe       42,467    1,359,019             0.0%
    Voestalpine AG                                            197,717    7,148,683             0.1%
    Wienerberger AG                                           277,019    5,107,435             0.1%
    Wolford AG                                                  1,281       31,570             0.0%
    Zumtobel Group AG                                          54,569    1,240,151             0.0%
                                                                      ------------             ---
TOTAL AUSTRIA                                                           68,025,652             0.5%
                                                                      ------------             ---
BELGIUM -- (1.5%)
#*  Ablynx NV                                                  34,801      458,786             0.0%
    Ackermans & van Haaren NV                                  66,166   10,068,832             0.1%
    Ageas                                                     461,353   20,344,671             0.2%
*   AGFA-Gevaert NV                                           531,235    2,264,477             0.0%
    Anheuser-Busch InBev NV                                   357,262   42,630,145             0.3%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                               SHARES     VALUE++    OF NET ASSETS**
                                                              --------- ------------ ---------------
BELGIUM -- (Continued)
    Anheuser-Busch InBev NV Sponsored ADR                       117,519 $ 14,023,542             0.1%
    Atenor Group                                                     43        2,009             0.0%
    Banque Nationale de Belgique                                    319    1,104,284             0.0%
    Barco NV                                                     34,378    2,257,014             0.0%
#   Bekaert SA                                                   94,066    2,790,032             0.0%
*   BHF Kleinwort Benson Group                                   21,467      122,786             0.0%
    bpost SA                                                    110,105    2,755,666             0.0%
    Cie d'Entreprises CFE                                        24,958    3,094,111             0.0%
    Cie Immobiliere de Belgique SA                                2,277      122,619             0.0%
*   Cie Maritime Belge SA                                        31,189      552,119             0.0%
#   Colruyt SA                                                  209,701   10,372,477             0.1%
    D'ieteren SA                                                 67,214    2,273,127             0.0%
    Deceuninck NV                                               160,838      418,870             0.0%
    Delhaize Group                                              207,793   19,280,865             0.2%
    Delhaize Group Sponsored ADR                                244,438    5,675,850             0.1%
    Econocom Group SA                                           177,570    1,584,321             0.0%
    Elia System Operator SA                                      50,213    2,428,866             0.0%
    Euronav NV                                                  211,788    3,131,163             0.0%
    EVS Broadcast Equipment SA                                   14,339      417,659             0.0%
#   Exmar NV                                                     84,494      911,150             0.0%
#   Fagron                                                       47,922    1,175,767             0.0%
*   Galapagos NV                                                 65,255    3,144,191             0.0%
    Gimv NV                                                         262       12,310             0.0%
    Ion Beam Applications                                        32,395    1,154,807             0.0%
    Jensen-Group NV                                               2,121       48,385             0.0%
    KBC Groep NV                                                201,722   12,265,030             0.1%
    Kinepolis Group NV                                           55,209    2,291,817             0.0%
    Lotus Bakeries                                                  150      273,722             0.0%
#*  MDxHealth                                                    24,148       99,404             0.0%
    Melexis NV                                                   35,117    1,709,975             0.0%
*   Mobistar SA                                                 105,003    2,564,714             0.0%
#*  Nyrstar NV                                                1,173,104    1,792,380             0.0%
    Ontex Group NV                                                  488       14,991             0.0%
    Picanol                                                       1,622       92,088             0.0%
    Proximus SADP                                               370,331   12,815,235             0.1%
*   RealDolmen                                                    1,807       32,657             0.0%
    Recticel SA                                                 133,921      800,176             0.0%
    Resilux                                                       1,520      278,045             0.0%
*   Roularta Media Group NV                                       4,380      100,750             0.0%
    Sioen Industries NV                                          29,731      577,882             0.0%
    Sipef SA                                                     10,281      555,273             0.0%
    Solvay SA                                                   125,865   14,219,112             0.1%
*   Telenet Group Holding NV                                     58,358    3,394,290             0.0%
*   Tessenderlo Chemie NV                                        82,918    2,674,269             0.0%
#*  ThromboGenics NV                                             14,645       61,683             0.0%
    UCB SA                                                       88,795    7,675,254             0.1%
    Umicore SA                                                  249,389   10,588,570             0.1%
    Van de Velde NV                                              17,931    1,169,372             0.0%
*   Viohalco SA                                                 172,079      419,229             0.0%
                                                                        ------------             ---
TOTAL BELGIUM                                                            231,086,819             1.6%
                                                                        ------------             ---

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
CANADA -- (7.3%)
#*  5N Plus, Inc.                                               163,492 $   152,539             0.0%
    Absolute Software Corp.                                      94,363     622,784             0.0%
    Acadian Timber Corp.                                         21,384     299,108             0.0%
*   Advantage Oil & Gas, Ltd.                                   598,079   3,325,202             0.0%
    Aecon Group, Inc.                                           220,023   2,542,481             0.0%
#   Ag Growth International, Inc.                                28,637     749,871             0.0%
#   AGF Management, Ltd. Class B                                429,463   1,783,408             0.0%
    Agnico Eagle Mines, Ltd.(008474108)                          47,651   1,348,047             0.0%
#   Agnico Eagle Mines, Ltd.(2009823)                           142,621   4,031,260             0.0%
    Agrium, Inc.(2213538)                                        87,992   8,186,163             0.1%
    Agrium, Inc.(008916108)                                     115,500  10,749,585             0.1%
    AGT Food & Ingredients, Inc.                                 58,351   1,304,374             0.0%
#   Aimia, Inc.                                                 243,730   2,255,379             0.0%
*   Air Canada                                                  130,920   1,077,317             0.0%
    AirBoss of America Corp.                                     16,400     244,069             0.0%
    AKITA Drilling, Ltd. Class A                                 11,400      71,490             0.0%
*   Alacer Gold Corp.                                           838,656   1,629,081             0.0%
*   Alamos Gold, Inc. Class A(011532108)                        205,990     791,001             0.0%
    Alamos Gold, Inc. Class A(BZ3DNP6)                          584,093   2,246,857             0.0%
    Alaris Royalty Corp.                                         69,759   1,484,166             0.0%
#   Algoma Central Corp.                                         11,860     139,044             0.0%
    Algonquin Power & Utilities Corp.                           420,813   3,247,173             0.0%
    Alimentation Couche-Tard, Inc. Class B                      225,059   9,681,530             0.1%
#   AltaGas, Ltd.                                               221,322   5,714,156             0.1%
#*  Alterra Power Corp.                                         170,495      64,542             0.0%
    Altus Group, Ltd.                                            74,297   1,082,409             0.0%
*   Amaya, Inc.(02314M108)                                        4,448      99,279             0.0%
#*  Amaya, Inc.(BT8J595)                                         31,700     708,377             0.0%
*   Americas Silver Corp.                                       182,679      20,956             0.0%
*   Amerigo Resources, Ltd.                                     153,100      35,711             0.0%
    Amica Mature Lifestyles, Inc.                                 2,500      35,083             0.0%
    Andrew Peller, Ltd. Class A                                   2,000      27,837             0.0%
#   ARC Resources, Ltd.                                         517,451   7,629,593             0.1%
*   Argonaut Gold, Inc.                                         952,042     982,913             0.0%
*   Asanko Gold, Inc.                                            84,009     143,270             0.0%
    Atco, Ltd. Class I                                           79,268   2,264,194             0.0%
#*  Athabasca Oil Corp.                                       1,117,565   1,333,283             0.0%
*   ATS Automation Tooling Systems, Inc.                        131,749   1,387,415             0.0%
*   AuRico Metals, Inc.(05157J108)                               90,574      55,069             0.0%
*   AuRico Metals, Inc.(BYR52G5)                                256,846     155,176             0.0%
#   AutoCanada, Inc.                                             60,073   1,455,424             0.0%
#*  Avigilon Corp.                                               71,042     797,022             0.0%
    Axia NetMedia Corp.                                          50,400     118,715             0.0%
#*  B2Gold Corp.                                              3,280,160   3,537,034             0.0%
#   Badger Daylighting, Ltd.                                     95,906   1,502,107             0.0%
#*  Ballard Power Systems, Inc.                                 134,819     201,053             0.0%
#   Bank of Montreal(2076009)                                   285,012  16,574,115             0.1%
    Bank of Montreal(063671101)                                  15,094     876,810             0.0%
    Bank of Nova Scotia (The)(064149107)                        287,661  13,514,314             0.1%
    Bank of Nova Scotia (The)(2076281)                          262,275  12,333,503             0.1%
*   Bankers Petroleum, Ltd.                                     926,078   1,558,100             0.0%
    Barrick Gold Corp.(067901108)                             1,249,857   9,611,400             0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
CANADA -- (Continued)
    Barrick Gold Corp.(2024644)                                 325,357 $ 2,500,641             0.0%
#   Baytex Energy Corp.(B4VGVM3)                                185,479     754,625             0.0%
    Baytex Energy Corp.(07317Q105)                              112,294     457,037             0.0%
    BCE, Inc.(B188TH2)                                           65,232   2,819,582             0.0%
    BCE, Inc.(05534B760)                                         18,939     818,354             0.0%
#*  Bellatrix Exploration, Ltd.                               1,076,867   1,770,621             0.0%
*   Birch Mountain Resources, Ltd.                                1,200          --             0.0%
*   Birchcliff Energy, Ltd.                                     367,994   1,604,134             0.0%
    Bird Construction, Inc.                                     151,503   1,518,969             0.0%
#   Black Diamond Group, Ltd.                                   114,643     737,341             0.0%
#*  BlackBerry, Ltd.(09228F103)                                 861,323   6,279,045             0.1%
#*  BlackBerry, Ltd.(BCBHZ31)                                   243,990   1,778,239             0.0%
#*  BlackPearl Resources, Inc.                                1,777,618   1,196,317             0.0%
#   BMTC Group, Inc.                                              1,600      18,079             0.0%
#*  BNK Petroleum, Inc.                                         227,522      67,860             0.0%
#   Bombardier, Inc. Class A                                     25,790      29,585             0.0%
#   Bombardier, Inc. Class B                                    996,597   1,082,263             0.0%
#   Bonavista Energy Corp.                                    1,106,838   2,471,679             0.0%
#   Bonterra Energy Corp.                                        88,918   1,476,300             0.0%
#   Boralex, Inc. Class A                                        80,465     856,587             0.0%
*   Boulder Energy, Ltd.                                        136,551     524,232             0.0%
    Brookfield Asset Management, Inc. Class A                   176,490   6,165,542             0.1%
*   BRP, Inc.                                                    66,469   1,196,605             0.0%
    CAE, Inc.(2162760)                                          191,915   2,166,309             0.0%
    CAE, Inc.(124765108)                                         51,292     581,138             0.0%
    Caledonia Mining Corp.                                        8,300       5,300             0.0%
#   Calfrac Well Services, Ltd.                                 346,742     612,553             0.0%
    Calian Technologies, Ltd.                                     3,277      38,068             0.0%
    Cameco Corp.(13321L108)                                     193,224   2,737,984             0.0%
    Cameco Corp.(2166160)                                       171,182   2,424,511             0.0%
    Canaccord Genuity Group, Inc.                               618,419   2,397,815             0.0%
#*  Canacol Energy, Ltd.                                        293,482     680,064             0.0%
#   Canadian Energy Services & Technology Corp.                 345,520   1,492,955             0.0%
#   Canadian Imperial Bank of Commerce(2170525)                  94,155   7,220,758             0.1%
    Canadian Imperial Bank of Commerce(136069101)               106,602   8,160,383             0.1%
    Canadian National Railway Co.(2180632)                      105,500   6,444,085             0.1%
    Canadian National Railway Co.(136375102)                     80,712   4,930,696             0.1%
    Canadian Natural Resources, Ltd.(136385101)                 722,520  16,776,914             0.1%
    Canadian Natural Resources, Ltd.(2171573)                   482,745  11,193,659             0.1%
    Canadian Oil Sands, Ltd.                                    800,141   6,039,608             0.1%
    Canadian Pacific Railway, Ltd.(2793115)                      37,702   5,298,059             0.1%
    Canadian Pacific Railway, Ltd.(13645T100)                     1,271     178,575             0.0%
#   Canadian Tire Corp., Ltd. Class A                           110,915   9,756,381             0.1%
    Canadian Utilities, Ltd. Class A                             63,064   1,659,071             0.0%
#   Canadian Western Bank                                       369,507   7,101,339             0.1%
    Canam Group, Inc.                                           138,772   1,607,828             0.0%
#   Canexus Corp.                                               168,436     173,898             0.0%
*   Canfor Corp.                                                198,776   2,812,294             0.0%
    Canfor Pulp Products, Inc.                                  136,401   1,419,714             0.0%
#   CanWel Building Materials Group, Ltd.                        27,657     114,215             0.0%
    Canyon Services Group, Inc.                                 120,658     450,299             0.0%
    Capital Power Corp.                                         175,076   2,515,814             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
CANADA -- (Continued)
#   Capstone Infrastructure Corp.                               426,752 $ 1,044,361             0.0%
#*  Capstone Mining Corp.                                     2,161,114   1,107,331             0.0%
    Cascades, Inc.                                              253,490   1,806,766             0.0%
#   Cathedral Energy Services, Ltd.                              45,147      40,051             0.0%
    CCL Industries, Inc. Class B                                 41,300   5,851,044             0.1%
*   Celestica, Inc.(2263362)                                     29,256     328,000             0.0%
*   Celestica, Inc.(15101Q108)                                  184,462   2,069,664             0.0%
    Cenovus Energy, Inc.(B57FG04)                               157,672   2,348,922             0.0%
    Cenovus Energy, Inc.(15135U109)                             684,322  10,203,241             0.1%
    Centerra Gold, Inc.                                         575,213   3,237,663             0.0%
#*  Cequence Energy, Ltd.                                       921,181     324,062             0.0%
#   Cervus Equipment Corp.                                       23,218     268,474             0.0%
*   CGI Group, Inc. Class A(2159740)                            127,986   4,753,961             0.1%
*   CGI Group, Inc. Class A(39945C109)                           60,019   2,229,106             0.0%
*   China Gold International Resources Corp., Ltd.              390,719     522,911             0.0%
#*  Chinook Energy, Inc.                                        102,170      44,537             0.0%
    CI Financial Corp.                                           96,600   2,304,925             0.0%
#   Cineplex, Inc.                                               82,967   3,197,237             0.0%
    Clairvest Group, Inc.                                           516      11,562             0.0%
#   Clarke, Inc.                                                  2,300      18,064             0.0%
*   Claude Resources, Inc.                                      458,196     252,295             0.0%
    Clearwater Seafoods, Inc.                                    32,880     315,574             0.0%
    Cogeco Cable, Inc.                                           81,271   4,197,179             0.0%
    Cogeco, Inc.                                                 20,762     879,956             0.0%
*   Colliers International Group, Inc.(194693107)                32,155   1,593,923             0.0%
    Colliers International Group, Inc.(BYL7SB4)                  13,106     649,787             0.0%
    COM DEV International, Ltd.                                 219,054     948,184             0.0%
    Computer Modelling Group, Ltd.                              139,080   1,318,899             0.0%
    Constellation Software, Inc.                                 20,424   8,824,992             0.1%
*   Continental Gold, Inc.                                       24,700      30,790             0.0%
#*  Copper Mountain Mining Corp.                                396,715     157,764             0.0%
    Corby Spirit and Wine, Ltd.                                  12,785     194,865             0.0%
*   Corridor Resources, Inc.                                     89,500      26,352             0.0%
#   Corus Entertainment, Inc. Class B                           262,688   2,505,139             0.0%
    Cott Corp.(22163N106)                                       156,894   1,639,542             0.0%
    Cott Corp.(2228952)                                         183,186   1,912,274             0.0%
#   Crescent Point Energy Corp.(B67C8W8)                        185,017   2,521,413             0.0%
    Crescent Point Energy Corp.(22576C101)                      403,108   5,494,360             0.1%
*   Crew Energy, Inc.                                           862,233   2,934,335             0.0%
#*  Delphi Energy Corp.                                         980,403     547,334             0.0%
#*  Denison Mines Corp.                                       2,747,177   1,113,493             0.0%
*   Descartes Systems Group, Inc. (The)(2141941)                 67,229   1,176,353             0.0%
*   Descartes Systems Group, Inc. (The)(249906108)                6,403     111,988             0.0%
*   Detour Gold Corp.                                           606,885   6,748,324             0.1%
    DH Corp.                                                    171,257   4,623,258             0.1%
    DHX Media, Ltd.                                              21,255     138,249             0.0%
#   DirectCash Payments, Inc.                                    58,753     581,419             0.0%
    Dollarama, Inc.                                              63,824   4,311,390             0.0%
*   Dominion Diamond Corp.(257287102)                           186,772   1,972,312             0.0%
    Dominion Diamond Corp.(B95LX89)                             107,279   1,134,650             0.0%
    Dorel Industries, Inc. Class B                              103,109   2,621,883             0.0%
#*  Dundee Precious Metals, Inc.                                639,367     845,905             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
CANADA -- (Continued)
    E-L Financial Corp., Ltd.                                        88 $    45,696             0.0%
#*  Eastern Platinum, Ltd.                                      266,973     153,128             0.0%
    Echelon Financial Holdings, Inc.                                900       9,808             0.0%
    Eldorado Gold Corp.(284902103)                              214,595     751,082             0.0%
    Eldorado Gold Corp.(2307873)                              1,294,434   4,523,985             0.1%
#   Emera, Inc.                                                  40,782   1,336,113             0.0%
    Empire Co., Ltd.                                            190,684   3,994,214             0.0%
#   Enbridge Income Fund Holdings, Inc.                         176,500   4,338,261             0.1%
    Enbridge, Inc.(2466149)                                     109,229   4,668,713             0.1%
    Enbridge, Inc.(29250N105)                                    66,923   2,856,943             0.0%
    Encana Corp.(2793193)                                       316,208   2,406,141             0.0%
    Encana Corp.(292505104)                                   1,359,306  10,371,505             0.1%
*   Endeavour Mining Corp.                                    1,588,561     826,110             0.0%
#*  Endeavour Silver Corp.                                      377,285     623,230             0.0%
#   EnerCare, Inc.                                              265,599   3,101,634             0.0%
#   Enerflex, Ltd.                                              166,724   1,609,098             0.0%
*   Energy Fuels, Inc.                                          101,870     277,346             0.0%
    Enerplus Corp.(292766102)                                   322,250   1,517,797             0.0%
#   Enerplus Corp.(B584T89)                                     200,895     947,937             0.0%
    Enghouse Systems, Ltd.                                       31,177   1,421,753             0.0%
    Ensign Energy Services, Inc.                                441,229   2,773,709             0.0%
#*  Epsilon Energy, Ltd.                                        134,516     277,756             0.0%
#   Equitable Group, Inc.                                        35,944   1,594,884             0.0%
*   Equity Financial Holdings, Inc.                                 100         610             0.0%
#*  Essential Energy Services Trust                             790,850     411,271             0.0%
    Evertz Technologies, Ltd.                                    35,104     422,290             0.0%
#   Exchange Income Corp.                                        25,015     474,818             0.0%
    Exco Technologies, Ltd.                                      79,252     883,676             0.0%
#*  EXFO, Inc.                                                      198         631             0.0%
#   Extendicare, Inc.                                           203,197   1,334,859             0.0%
    Fairfax Financial Holdings, Ltd.                             28,814  14,189,286             0.1%
    Fiera Capital Corp.                                          74,031     660,708             0.0%
    Finning International, Inc.                                 561,294   8,971,432             0.1%
    First Capital Realty, Inc.                                  116,166   1,720,813             0.0%
#*  First Majestic Silver Corp.(2833583)                        292,786     967,295             0.0%
#*  First Majestic Silver Corp.(32076V103)                      127,578     422,283             0.0%
    First National Financial Corp.                               15,128     257,185             0.0%
    First Quantum Minerals, Ltd.                                564,208   3,011,756             0.0%
*   FirstService Corp.(33767E103)                                23,765     836,528             0.0%
    FirstService Corp.(BYL7ZF7)                                  13,106     461,055             0.0%
#   Fortis, Inc.                                                104,628   3,028,579             0.0%
#*  Fortress Paper, Ltd. Class A                                 14,264      53,452             0.0%
*   Fortuna Silver Mines, Inc.                                  340,015     886,702             0.0%
    Franco-Nevada Corp.                                          25,061   1,270,342             0.0%
*   Fraser Papers, Inc.                                           6,400          --             0.0%
#   Gamehost, Inc.                                               19,544     153,949             0.0%
*   GBS Gold International, Inc.                                 42,400          --             0.0%
#   Genworth MI Canada, Inc.                                    172,943   4,275,961             0.0%
    George Weston, Ltd.                                          81,255   6,842,919             0.1%
#   Gibson Energy, Inc.                                         302,804   4,036,306             0.0%
    Gildan Activewear, Inc.                                     163,400   4,697,313             0.1%
#   Glacier Media, Inc.                                          22,700      14,235             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
CANADA -- (Continued)
    Gluskin Sheff + Associates, Inc.                             71,805 $1,217,983             0.0%
#   GMP Capital, Inc.                                           166,629    519,919             0.0%
#   goeasy, Ltd.                                                    500      6,416             0.0%
    Goldcorp, Inc.(380956409)                                   413,563  5,301,878             0.1%
    Goldcorp, Inc.(2676302)                                     281,396  3,600,302             0.0%
#*  Golden Star Resources, Ltd.                                 423,301     89,024             0.0%
*   Gran Tierra Energy, Inc.(38500T101)                          55,835    134,004             0.0%
*   Gran Tierra Energy, Inc.(B2PPCS5)                         1,490,752  3,602,613             0.0%
    Granite Oil Corp.                                           142,825    813,739             0.0%
*   Great Canadian Gaming Corp.                                 107,560  1,484,749             0.0%
*   Great Panther Silver, Ltd.                                   98,337     54,899             0.0%
    Great-West Lifeco, Inc.                                     114,300  3,029,702             0.0%
*   Heroux-Devtek, Inc.                                          58,031    541,433             0.0%
    High Liner Foods, Inc.                                       43,617    429,966             0.0%
#   HNZ Group, Inc.                                               6,940     83,327             0.0%
#   Home Capital Group, Inc.                                    129,220  3,147,489             0.0%
#   Horizon North Logistics, Inc.                               381,015    655,616             0.0%
    HudBay Minerals, Inc.(B05BQ98)                               59,151    308,177             0.0%
    HudBay Minerals, Inc.(B05BDX1)                            1,000,536  5,195,503             0.1%
#   Hudson's Bay Co.                                            193,911  3,370,753             0.0%
#   Husky Energy, Inc.                                          398,508  5,385,161             0.1%
*   IAMGOLD Corp.(450913108)                                    208,317    374,971             0.0%
#*  IAMGOLD Corp.(2446646)                                    1,043,656  1,883,625             0.0%
#   IGM Financial, Inc.                                          70,508  2,038,240             0.0%
*   IMAX Corp.                                                   97,375  3,738,226             0.0%
#*  Imperial Metals Corp.                                        86,219    522,220             0.0%
    Imperial Oil, Ltd.(453038408)                               210,937  7,013,655             0.1%
    Imperial Oil, Ltd.(2454241)                                  38,803  1,291,158             0.0%
*   Indigo Books & Music, Inc.                                    5,523     47,306             0.0%
#   Industrial Alliance Insurance & Financial Services, Inc.    230,991  7,578,399             0.1%
#   Innergex Renewable Energy, Inc.                             291,886  2,361,696             0.0%
    Intact Financial Corp.                                       91,312  6,521,587             0.1%
    Inter Pipeline, Ltd.                                        131,048  2,455,396             0.0%
*   Interfor Corp.                                              203,392  1,931,882             0.0%
    Intertape Polymer Group, Inc.                               105,984  1,189,848             0.0%
#*  Ithaca Energy, Inc.                                       2,041,344  1,405,024             0.0%
*   Ivanhoe Mines, Ltd. Class A                                  35,500     19,004             0.0%
    Jean Coutu Group PJC, Inc. (The) Class A                     95,900  1,461,676             0.0%
    Just Energy Group, Inc.(B693818)                              6,432     47,275             0.0%
#   Just Energy Group, Inc.(B63MCN1)                            242,145  1,779,606             0.0%
#   K-Bro Linen, Inc.                                             9,007    347,165             0.0%
#*  Katanga Mining, Ltd.                                        525,231     70,293             0.0%
*   Kelt Exploration, Ltd.                                       71,187    261,861             0.0%
#   Keyera Corp.                                                135,304  4,175,219             0.0%
#   Killam Properties, Inc.                                     140,568  1,119,083             0.0%
*   Kingsway Financial Services, Inc.                            15,975     66,583             0.0%
*   Kinross Gold Corp.(496902404)                                52,598    105,722             0.0%
*   Kinross Gold Corp.(B03Z841)                               2,335,652  4,697,740             0.1%
#*  Kirkland Lake Gold, Inc.                                    253,367  1,075,395             0.0%
*   Klondex Mines, Ltd.                                          80,435    197,458             0.0%
*   Knight Therapeutics, Inc.                                    20,233    120,538             0.0%
#   Labrador Iron Ore Royalty Corp.                              30,895    359,371             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
CANADA -- (Continued)
*   Lake Shore Gold Corp.                                     1,622,091 $ 1,438,992             0.0%
#   Laurentian Bank of Canada                                   133,141   5,393,453             0.1%
    Leon's Furniture, Ltd.                                       42,833     463,511             0.0%
#   Lightstream Resources, Ltd.                               1,231,301     357,827             0.0%
    Linamar Corp.                                               106,972   6,216,582             0.1%
#   Liquor Stores N.A., Ltd.                                     95,836     891,225             0.0%
    Loblaw Cos., Ltd.                                            97,938   5,160,526             0.1%
#   Long Run Exploration, Ltd.                                  473,627     117,718             0.0%
    Lucara Diamond Corp.                                        952,471   1,201,879             0.0%
*   Lundin Mining Corp.                                       1,550,353   5,228,707             0.1%
    MacDonald Dettwiler & Associates, Ltd.                       49,106   2,926,982             0.0%
    Magellan Aerospace Corp.                                     43,727     580,530             0.0%
    Magna International, Inc.                                   310,950  16,398,831             0.1%
#*  Mainstreet Equity Corp.                                       6,876     170,953             0.0%
    Major Drilling Group International, Inc.                    250,468     794,924             0.0%
#   Mandalay Resources Corp.                                    827,795     512,782             0.0%
#   Manitoba Telecom Services, Inc.                              93,164   2,046,958             0.0%
    Manulife Financial Corp.(56501R106)                         700,784  11,626,007             0.1%
    Manulife Financial Corp.(2492519)                           563,759   9,347,121             0.1%
    Maple Leaf Foods, Inc.                                      275,643   4,382,547             0.1%
    Martinrea International, Inc.                               403,260   3,420,123             0.0%
*   Maxim Power Corp.                                            24,537      54,418             0.0%
    McCoy Global, Inc.                                           29,306      66,340             0.0%
    Mediagrif Interactive Technologies, Inc.                      1,100      14,091             0.0%
    Medical Facilities Corp.                                    115,934   1,495,722             0.0%
*   MEG Energy Corp.                                            247,112   2,056,117             0.0%
    Melcor Developments, Ltd.                                     2,962      34,658             0.0%
*   Mercator Minerals, Ltd.                                     131,933          --             0.0%
#   Methanex Corp.(59151K108)                                    81,447   3,252,179             0.0%
    Methanex Corp.(2654416)                                     123,400   4,923,354             0.1%
    Metro, Inc.                                                 429,261  12,274,448             0.1%
*   Mitel Networks Corp.                                        223,667   1,749,854             0.0%
#*  Mood Media Corp.                                             78,868      19,301             0.0%
    Morneau Shepell, Inc.                                       108,033   1,278,121             0.0%
    MTY Food Group, Inc.                                         19,978     463,240             0.0%
#   Mullen Group, Ltd.                                          294,145   3,927,632             0.0%
*   NAPEC, Inc.                                                   9,700       5,712             0.0%
    National Bank of Canada                                     412,765  13,671,499             0.1%
    Nevsun Resources, Ltd.                                      674,370   2,016,509             0.0%
#   New Flyer Industries, Inc.                                  122,224   1,772,229             0.0%
*   New Gold, Inc.                                              921,015   2,282,111             0.0%
    Newalta Corp.                                               171,768     979,955             0.0%
*   Newmarket Gold, Inc.                                          7,882      10,066             0.0%
    Norbord, Inc.                                                85,792   1,621,228             0.0%
    North American Energy Partners, Inc.(B1HTYS2)                17,176      39,407             0.0%
    North American Energy Partners, Inc.(656844107)               6,310      14,197             0.0%
    North West Co., Inc. (The)                                   93,492   2,073,469             0.0%
#   Northland Power, Inc.                                       180,733   2,335,873             0.0%
#*  Novagold Resources, Inc.                                     99,490     359,126             0.0%
*   NuVista Energy, Ltd.                                        910,879   3,218,309             0.0%
    OceanaGold Corp.                                          1,181,702   2,259,296             0.0%
    Onex Corp.                                                   74,587   4,522,222             0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
CANADA -- (Continued)
    Open Text Corp.                                              95,000 $ 4,403,449             0.1%
    Orbite Technologies, Inc.                                   142,000      38,552             0.0%
    Osisko Gold Royalties, Ltd.                                 104,760   1,087,978             0.0%
*   Ovivo, Inc. Class A                                          12,023      11,126             0.0%
#   Pacific Exploration and Production Corp.                    953,462   1,859,382             0.0%
*   Painted Pony Petroleum, Ltd.                                322,891   1,101,326             0.0%
    Pan American Silver Corp.(2669272)                          266,403   2,021,047             0.0%
    Pan American Silver Corp.(697900108)                        324,536   2,456,738             0.0%
#*  Paramount Resources, Ltd. Class A                            36,466     368,953             0.0%
*   Parex Resources, Inc.                                       362,914   2,725,463             0.0%
#   Parkland Fuel Corp.                                         144,611   2,515,984             0.0%
    Pason Systems, Inc.                                         138,833   2,042,786             0.0%
    Pembina Pipeline Corp.(B4PPQG5)                              17,562     441,157             0.0%
    Pembina Pipeline Corp.(B4PT2P8)                              80,393   2,020,893             0.0%
#   Pengrowth Energy Corp.                                    3,418,748   3,346,587             0.0%
#   Penn West Petroleum, Ltd.(B63FY34)                          626,348     728,089             0.0%
    Penn West Petroleum, Ltd.(707887105)                        156,120     182,660             0.0%
*   Performance Sports Group, Ltd.                               32,794     376,193             0.0%
#*  Perpetual Energy, Inc.                                      168,529      90,219             0.0%
#   Peyto Exploration & Development Corp.                       170,048   3,511,234             0.0%
#   PHX Energy Services Corp.                                    88,342     173,630             0.0%
*   Pilot Gold, Inc.                                             10,300       3,111             0.0%
#   Pizza Pizza Royalty Corp.                                    26,821     280,599             0.0%
#*  Points International, Ltd.                                    6,420      66,331             0.0%
*   Polaris Materials Corp.                                       7,200       9,361             0.0%
    Potash Corp. of Saskatchewan, Inc.(2696980)                  74,800   1,514,763             0.0%
    Potash Corp. of Saskatchewan, Inc.(73755L107)               503,170  10,179,129             0.1%
    Precision Drilling Corp.(74022D308)                         455,094   1,797,621             0.0%
#   Precision Drilling Corp.(B5YPLH9)                           658,164   2,617,355             0.0%
#   Premium Brands Holdings Corp.                                42,189   1,108,929             0.0%
*   Pretium Resources, Inc.                                      14,600      87,426             0.0%
*   Primero Mining Corp.(74164W106)                              81,988     187,753             0.0%
#*  Primero Mining Corp.(B4Z8FV2)                               550,381   1,266,937             0.0%
    Progressive Waste Solutions, Ltd.(B3DJGB7)                  155,666   3,742,841             0.0%
    Progressive Waste Solutions, Ltd.(74339G101)                 80,623   1,938,983             0.0%
#   Pulse Seismic, Inc.                                         120,926     213,627             0.0%
#*  QLT, Inc.                                                    59,679     163,848             0.0%
    Quebecor, Inc. Class B                                      116,100   2,733,802             0.0%
#*  Questerre Energy Corp. Class A                               81,025      13,632             0.0%
*   Redknee Solutions, Inc.                                      95,473     264,310             0.0%
    Reitmans Canada, Ltd. Class A                               142,918     531,188             0.0%
    Richelieu Hardware, Ltd.                                     24,435   1,284,351             0.0%
*   Richmont Mines, Inc.                                        162,101     493,394             0.0%
#   Ritchie Bros Auctioneers, Inc.(2345390)                      60,100   1,559,953             0.0%
#   Ritchie Bros Auctioneers, Inc.(767744105)                    28,729     746,092             0.0%
*   RMP Energy, Inc.                                            362,625     496,405             0.0%
*   Rock Energy, Inc.                                           118,342     132,135             0.0%
#   Rocky Mountain Dealerships, Inc.                             43,023     225,051             0.0%
    Rogers Communications, Inc. Class B(2169051)                 36,400   1,448,373             0.0%
    Rogers Communications, Inc. Class B(775109200)               34,327   1,366,215             0.0%
#   Rogers Sugar, Inc.                                          270,926     841,205             0.0%
    RONA, Inc.                                                  441,834   4,612,293             0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
CANADA -- (Continued)
    Royal Bank of Canada(2754383)                               304,065 $17,386,770             0.1%
    Royal Bank of Canada(780087102)                             424,764  24,139,338             0.2%
#   Russel Metals, Inc.                                         237,160   3,699,957             0.0%
*   Sabina Gold & Silver Corp.                                   27,420      12,792             0.0%
#*  Sandstorm Gold, Ltd.                                        272,212     714,046             0.0%
*   Sandvine Corp.                                              373,987     766,507             0.0%
    Saputo, Inc.                                                140,084   3,340,333             0.0%
#   Savanna Energy Services Corp.                               566,430     502,492             0.0%
#*  Sears Canada, Inc.                                           15,055     103,736             0.0%
#   Secure Energy Services, Inc.                                224,801   1,493,974             0.0%
*   SEMAFO, Inc.                                                992,628   2,254,593             0.0%
#   Shaw Communications, Inc. Class B(2801836)                   75,902   1,575,971             0.0%
    Shaw Communications, Inc. Class B(82028K200)                257,261   5,338,166             0.1%
    ShawCor, Ltd.                                               114,280   2,425,260             0.0%
#   Sherritt International Corp.                              1,847,664   1,158,676             0.0%
    Sienna Senior Living, Inc.                                  100,173   1,329,920             0.0%
#*  Sierra Wireless, Inc.(2418968)                               49,826   1,242,602             0.0%
#*  Sierra Wireless, Inc.(826516106)                             23,228     578,842             0.0%
*   Silver Standard Resources, Inc.(82823L106)                   56,373     388,974             0.0%
#*  Silver Standard Resources, Inc.(2218458)                    244,298   1,683,332             0.0%
    Silver Wheaton Corp.(B058ZX6)                               201,230   2,734,672             0.0%
    Silver Wheaton Corp.(828336107)                             103,338   1,404,363             0.0%
#   SNC-Lavalin Group, Inc.                                     342,254  10,969,612             0.1%
*   Solium Capital, Inc.                                         16,806      97,936             0.0%
#*  Southern Pacific Resource Corp.                             665,787          67             0.0%
#*  Sprott Resource Corp.                                        29,662      13,611             0.0%
#   Sprott, Inc.                                                498,914     984,397             0.0%
*   St Andrew Goldfields, Ltd.                                   98,808      26,070             0.0%
    Stantec, Inc.(2854238)                                      112,330   2,819,418             0.0%
    Stantec, Inc.(85472N109)                                     34,562     867,161             0.0%
    Stella-Jones, Inc.                                           43,482   1,600,148             0.0%
    Strad Energy Services, Ltd.                                   1,000       1,682             0.0%
*   Street Capital Group, Inc.                                   32,800      38,379             0.0%
    Stuart Olson, Inc.                                           74,301     349,458             0.0%
#   Student Transportation, Inc.                                221,785     920,995             0.0%
#   Sun Life Financial, Inc.(2566124)                           282,326   9,521,701             0.1%
    Sun Life Financial, Inc.(866796105)                           8,848     298,266             0.0%
    Suncor Energy, Inc.(867224107)                              943,581  28,052,663             0.2%
    Suncor Energy, Inc.(B3NB1P2)                                706,829  21,032,973             0.2%
*   SunOpta, Inc.(8676EP108)                                     58,184     313,030             0.0%
*   SunOpta, Inc.(2817510)                                       73,287     394,010             0.0%
#   Superior Plus Corp.                                         407,089   3,324,954             0.0%
#   Surge Energy, Inc.                                          919,004   2,066,283             0.0%
#*  TAG Oil, Ltd.                                                65,570      34,099             0.0%
    Tahoe Resources, Inc.                                       181,393   1,514,632             0.0%
*   Taseko Mines, Ltd.                                          404,489     204,162             0.0%
    Teck Resources, Ltd. Class B(878742204)                     296,259   1,739,040             0.0%
    Teck Resources, Ltd. Class B(2879327)                       209,473   1,227,106             0.0%
    TELUS Corp.                                                  87,440   2,918,233             0.0%
#*  Tembec, Inc.                                                128,010     113,560             0.0%
#*  Teranga Gold Corp.(B5TDK82)                                 852,899     352,222             0.0%
#*  Teranga Gold Corp.(B4L8QT1)                                  41,624      17,396             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
CANADA -- (Continued)
*   Theratechnologies, Inc.                                      35,700 $    48,051             0.0%
#*  Thompson Creek Metals Co., Inc.                           1,289,632     621,343             0.0%
#   Thomson Reuters Corp.                                       154,878   6,358,100             0.1%
*   Timminco, Ltd.                                               17,306          29             0.0%
#*  Timmins Gold Corp.                                        1,707,071     352,485             0.0%
    TMX Group, Ltd.                                              37,152   1,310,662             0.0%
    TORC Oil & Gas, Ltd.                                        577,378   2,927,513             0.0%
    Toromont Industries, Ltd.                                   136,995   3,565,264             0.0%
    Toronto-Dominion Bank (The)(891160509)                      140,552   5,765,443             0.1%
#   Toronto-Dominion Bank (The)(2897222)                        680,144  27,921,482             0.2%
#   Torstar Corp. Class B                                       372,570   1,153,953             0.0%
    Total Energy Services, Inc.                                  92,542   1,038,231             0.0%
*   Tourmaline Oil Corp.                                        292,651   6,089,809             0.1%
    TransAlta Corp.(89346D107)                                  421,210   1,954,414             0.0%
#   TransAlta Corp.(2901628)                                    389,655   1,817,754             0.0%
#   TransAlta Renewables, Inc.                                   98,341     759,593             0.0%
    TransCanada Corp.(89353D107)                                 93,059   3,125,852             0.0%
    TransCanada Corp.(2665184)                                  224,870   7,566,748             0.1%
    Transcontinental, Inc. Class A                              232,818   3,587,705             0.0%
    TransForce, Inc.                                            288,306   5,640,003             0.1%
    TransGlobe Energy Corp.(893662106)                           30,106      81,888             0.0%
#   TransGlobe Energy Corp.(2470548)                            339,847     925,249             0.0%
#*  Trican Well Service, Ltd.                                   407,592     271,188             0.0%
#   Trilogy Energy Corp.                                         67,393     226,774             0.0%
    Trinidad Drilling, Ltd.                                   1,341,419   2,328,710             0.0%
*   Turquoise Hill Resources, Ltd.(900435108)                   263,904     717,819             0.0%
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)                     579,835   1,569,758             0.0%
*   TVA Group, Inc. Class B                                       4,447      16,069             0.0%
#   Twin Butte Energy, Ltd.                                   1,997,898     435,455             0.0%
    Uni-Select, Inc.                                             36,761   1,821,744             0.0%
*   Valeant Pharmaceuticals International, Inc.(91911K102)       30,672   2,876,113             0.0%
*   Valeant Pharmaceuticals International, Inc.(B3XSX46)         41,511   3,874,275             0.0%
#   Valener, Inc.                                                82,063   1,056,225             0.0%
#   Veresen, Inc.                                               446,394   3,884,952             0.0%
#   Vermilion Energy, Inc.(B607XS1)                              42,561   1,497,577             0.0%
    Vermilion Energy, Inc.(923725105)                            74,042   2,608,500             0.0%
#   Wajax Corp.                                                  70,703   1,297,159             0.0%
*   Wesdome Gold Mines, Ltd.                                     85,051      66,344             0.0%
    West Fraser Timber Co., Ltd.                                141,329   5,000,989             0.1%
    Western Energy Services Corp.                               424,757   1,341,577             0.0%
#   Western Forest Products, Inc.                             1,322,093   1,951,391             0.0%
    Westjet Airlines, Ltd.                                       34,167     632,335             0.0%
#   Westshore Terminals Investment Corp.                        108,866   1,815,821             0.0%
    Whistler Blackcomb Holdings, Inc.                            81,465   1,256,614             0.0%
#   Whitecap Resources, Inc.                                    769,837   6,835,278             0.1%
    Wi-Lan, Inc.                                                435,458     809,241             0.0%
    Winpak, Ltd.                                                 40,287   1,217,298             0.0%
    WSP Global, Inc.                                            161,482   5,621,490             0.1%
*   Xtreme Drilling & Coil Services Corp.                       285,058     438,182             0.0%
#   Yamana Gold, Inc.(98462Y100)                                135,431     296,594             0.0%
    Yamana Gold, Inc.(2219279)                                  777,391   1,700,320             0.0%
*   Yellow Pages, Ltd.                                           30,778     398,495             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                               SHARES      VALUE++     OF NET ASSETS**
                                                              --------- -------------- ---------------
CANADA -- (Continued)
#   Zargon Oil & Gas, Ltd.                                       76,173 $       79,808             0.0%
    ZCL Composites, Inc.                                         15,000         71,123             0.0%
                                                                        --------------             ---
TOTAL CANADA                                                             1,118,488,437             7.8%
                                                                        --------------             ---
CHINA -- (0.0%)
*   China Daye Non-Ferrous Metals Mining, Ltd.                9,440,000        178,204             0.0%
*   Hanfeng Evergreen, Inc.                                      42,625          4,218             0.0%
    Nexteer Automotive Group, Ltd.                              387,000        410,898             0.0%
    Zhuhai Holdings Investment Group, Ltd.                      294,000         42,325             0.0%
                                                                        --------------             ---
TOTAL CHINA                                                                    635,645             0.0%
                                                                        --------------             ---
DENMARK -- (1.6%)
    ALK-Abello A.S.                                              13,884      1,510,185             0.0%
    Alm Brand A.S.                                              298,111      1,688,829             0.0%
#   Ambu A.S. Class B                                            54,979      1,489,685             0.0%
    AP Moeller - Maersk A.S. Class A                              2,225      3,190,398             0.0%
    AP Moeller - Maersk A.S. Class B                              4,369      6,447,859             0.1%
#*  Bang & Olufsen A.S.                                         135,053        888,416             0.0%
*   Bavarian Nordic A.S.                                         60,594      2,424,665             0.0%
    Brodrene Hartmann A.S.                                        2,587         91,209             0.0%
    Carlsberg A.S. Class B                                       90,463      7,411,554             0.1%
    Chr Hansen Holding A.S.                                     206,213     12,389,879             0.1%
    Coloplast A.S. Class B                                       39,319      2,820,125             0.0%
#*  D/S Norden A.S.                                             111,133      2,215,901             0.0%
    Danske Bank A.S.                                            282,704      7,778,220             0.1%
    DFDS A.S.                                                    69,673      2,116,001             0.0%
    Djurslands Bank A.S.                                          1,040         41,065             0.0%
    DSV A.S.                                                    489,653     19,869,757             0.1%
#   FLSmidth & Co. A.S.                                         135,894      5,144,231             0.0%
    Fluegger A.S. Class B                                           350         17,567             0.0%
*   Genmab A.S.                                                  68,017      6,711,965             0.1%
    GN Store Nord A.S.                                          411,447      7,504,656             0.1%
    Gronlandsbanken A.S.                                             33          2,957             0.0%
*   H Lundbeck A.S.                                             123,302      3,622,219             0.0%
*   H+H International A.S. Class B                               54,104        445,850             0.0%
    Harboes Bryggeri A.S. Class B                                 2,462         37,635             0.0%
    IC Group A.S.                                                22,334        614,935             0.0%
    ISS A.S.                                                     77,873      2,739,279             0.0%
*   Jeudan A.S.                                                   1,998        198,086             0.0%
*   Jyske Bank A.S.                                             158,001      7,707,220             0.1%
    Matas A.S.                                                    1,121         20,346             0.0%
    NKT Holding A.S.                                             83,562      4,547,544             0.0%
    Nordjyske Bank A.S.                                           6,010         99,600             0.0%
#   Novo Nordisk A.S. Class B                                   379,878     20,172,840             0.2%
    Novo Nordisk A.S. Sponsored ADR                             199,371     10,602,550             0.1%
    Novozymes A.S. Class B                                      240,107     11,130,663             0.1%
    Pandora A.S.                                                170,740     19,702,941             0.1%
*   Parken Sport & Entertainment A.S.                             5,510         43,836             0.0%
    PER Aarsleff A.S. Class B                                     4,694      1,575,274             0.0%
    Ringkjoebing Landbobank A.S.                                  6,042      1,294,111             0.0%
    Rockwool International A.S. Class A                              55          8,586             0.0%
    Rockwool International A.S. Class B                          15,608      2,445,407             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                               SHARES     VALUE++    OF NET ASSETS**
                                                              --------- ------------ ---------------
DENMARK -- (Continued)
    Royal Unibrew A.S.                                          112,005 $  4,435,108             0.0%
    RTX A.S.                                                     18,407      237,564             0.0%
*   Santa Fe Group A.S.                                          76,765      610,019             0.0%
    Schouw & Co.                                                 50,160    2,621,122             0.0%
    SimCorp A.S.                                                 92,068    4,517,217             0.0%
    Solar A.S. Class B                                            9,510      580,008             0.0%
    Spar Nord Bank A.S.                                         101,781      974,938             0.0%
    Sydbank A.S.                                                232,973    7,663,369             0.1%
    TDC A.S.                                                  1,850,682    9,675,165             0.1%
    Tivoli A.S.                                                      90       44,071             0.0%
#*  TK Development A.S.                                         341,680      415,899             0.0%
*   Topdanmark A.S.                                             225,132    5,990,785             0.1%
    Tryg A.S.                                                   138,375    2,486,771             0.0%
    United International Enterprises                              2,806      438,173             0.0%
    Vestas Wind Systems A.S.                                    315,071   18,369,965             0.1%
#*  Vestjysk Bank A.S.                                           23,224       30,825             0.0%
*   William Demant Holding A.S.                                  55,893    4,855,856             0.0%
#*  Zealand Pharma A.S.                                          25,450      566,993             0.0%
                                                                        ------------             ---
TOTAL DENMARK                                                            243,277,894             1.7%
                                                                        ------------             ---
FINLAND -- (1.5%)
    Ahlstrom Oyj                                                 23,261      188,557             0.0%
    Alandsbanken Abp Class B                                      1,250       22,847             0.0%
    Alma Media Oyj                                               25,653       76,105             0.0%
    Amer Sports Oyj                                             355,507    9,977,508             0.1%
    Apetit Oyj                                                    1,800       26,423             0.0%
    Aspo Oyj                                                      9,835       77,127             0.0%
    Atria Oyj                                                    25,721      233,367             0.0%
#   BasWare Oyj                                                   6,066      251,027             0.0%
#*  Biotie Therapies Oyj                                        541,122       92,810             0.0%
    Cargotec Oyj Class B                                        127,579    4,547,980             0.0%
    Caverion Corp.                                              150,517    1,310,487             0.0%
    Citycon Oyj                                                 870,627    2,290,947             0.0%
    Comptel Oyj                                                  82,775      108,343             0.0%
    Cramo Oyj                                                    61,180    1,123,459             0.0%
    Digia Oyj                                                    10,944       78,734             0.0%
    Elisa Oyj                                                   251,858    9,489,067             0.1%
#   F-Secure Oyj                                                119,182      356,035             0.0%
*   Finnair Oyj                                                 275,357    1,138,511             0.0%
*   Finnlines Oyj                                                17,325      331,095             0.0%
    Fiskars Oyj Abp                                              51,145    1,058,910             0.0%
    Fortum Oyj                                                  900,829   13,508,734             0.1%
    HKScan Oyj Class A                                          154,963      623,629             0.0%
    Huhtamaki Oyj                                               275,664    9,725,240             0.1%
    Ilkka-Yhtyma Oyj                                             29,672       65,657             0.0%
    Kemira Oyj                                                  359,319    4,255,957             0.0%
    Kesko Oyj Class A                                             3,817      117,753             0.0%
    Kesko Oyj Class B                                           210,024    6,704,875             0.1%
    Kone Oyj Class B                                            181,078    7,723,066             0.1%
#   Konecranes Oyj                                              139,643    3,743,572             0.0%
    Lassila & Tikanoja Oyj                                       96,387    1,864,794             0.0%
*   Lemminkainen Oyj                                             23,812      343,679             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                               SHARES     VALUE++    OF NET ASSETS**
                                                              --------- ------------ ---------------
FINLAND -- (Continued)
    Metsa Board Oyj                                             572,141 $  3,640,079             0.0%
    Metso Oyj                                                   212,153    5,193,958             0.0%
    Metso Oyj Sponsored ADR                                      40,984      250,412             0.0%
    Munksjo Oyj                                                  11,852      110,464             0.0%
    Neste Oyj                                                   395,782    9,650,155             0.1%
    Nokia Oyj                                                 3,284,212   24,430,802             0.2%
#   Nokia Oyj Sponsored ADR                                      53,303      395,508             0.0%
#   Nokian Renkaat Oyj                                          337,513   12,733,208             0.1%
    Okmetic Oyj                                                  21,251      161,577             0.0%
    Olvi Oyj Class A                                             14,909      361,580             0.0%
*   Oriola-KD Oyj Class A                                         1,000        4,775             0.0%
*   Oriola-KD Oyj Class B                                       264,984    1,294,844             0.0%
    Orion Oyj Class A                                            31,217    1,109,413             0.0%
    Orion Oyj Class B                                           164,975    5,892,489             0.0%
#*  Outokumpu Oyj                                               510,536    1,733,600             0.0%
#   Outotec Oyj                                                 540,041    1,857,499             0.0%
    PKC Group Oyj                                                43,451      799,748             0.0%
    Ponsse Oy                                                    48,669      932,068             0.0%
*   Poyry Oyj                                                    26,849      116,741             0.0%
    Raisio Oyj Class V                                          306,476    1,443,542             0.0%
    Ramirent Oyj                                                218,959    1,701,755             0.0%
    Rapala VMC Oyj                                               14,912       77,396             0.0%
    Revenio Group Oyj                                             2,718       85,210             0.0%
    Saga Furs Oyj                                                 3,026       60,477             0.0%
    Sampo Oyj Class A                                           307,707   15,039,971             0.1%
#   Sanoma Oyj                                                  431,338    1,890,998             0.0%
    Sponda Oyj                                                   20,513       87,139             0.0%
*   Stockmann Oyj Abp                                             8,998       66,342             0.0%
#*  Stockmann Oyj Abp Class B                                    63,739      496,588             0.0%
    Stora Enso Oyj Class R                                    1,670,201   15,493,104             0.1%
    Stora Enso Oyj Sponsored ADR                                102,498      947,082             0.0%
*   Talvivaara Mining Co. P.L.C.                                676,382        4,240             0.0%
    Technopolis Oyj                                             208,777      842,728             0.0%
    Teleste Oyj                                                   9,026       86,281             0.0%
    Tieto Oyj                                                   242,408    6,216,140             0.1%
    Tikkurila Oyj                                                65,368    1,199,864             0.0%
    UPM-Kymmene Oyj                                           1,241,354   23,239,351             0.2%
    UPM-Kymmene Oyj Sponsored ADR                                76,179    1,434,451             0.0%
    Uponor Oyj                                                   94,718    1,261,048             0.0%
#   Vaisala Oyj Class A                                           6,593      176,205             0.0%
    Valmet OYJ                                                  173,606    1,827,184             0.0%
    Wartsila Oyj Abp                                            183,523    7,834,773             0.1%
    YIT Oyj                                                     342,173    1,803,614             0.0%
                                                                        ------------             ---
TOTAL FINLAND                                                            235,440,698             1.6%
                                                                        ------------             ---
FRANCE -- (7.0%)
    ABC Arbitrage                                                 2,072       11,548             0.0%
    Accor SA                                                    130,905    6,500,674             0.1%
    Actia Group                                                  31,411      184,563             0.0%
    Aeroports de Paris                                           19,931    2,503,813             0.0%
#*  Air France-KLM                                              289,718    2,119,584             0.0%
    Air Liquide SA                                               68,495    8,860,959             0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
FRANCE -- (Continued)
    Airbus Group SE                                             140,258 $ 9,766,900             0.1%
    Akka Technologies                                            13,508     372,571             0.0%
    Albioma SA                                                   59,830     972,650             0.0%
*   Alcatel-Lucent                                            2,157,449   8,757,810             0.1%
*   Alcatel-Lucent Sponsored ADR                              1,266,007   5,102,008             0.0%
*   Alstom SA                                                   220,992   7,193,327             0.1%
#   Altamir                                                      24,933     280,831             0.0%
    Alten SA                                                     68,927   3,573,041             0.0%
    Altran Technologies SA                                      319,342   3,981,038             0.0%
    April SA                                                     24,454     346,799             0.0%
#*  Archos                                                       27,729      50,842             0.0%
    Arkema SA                                                   130,089   9,506,729             0.1%
    Assystem                                                     23,159     483,530             0.0%
    Atos SE                                                     224,779  17,893,871             0.1%
    Aubay                                                        11,005     192,791             0.0%
    Audika Groupe                                                 1,627      31,838             0.0%
    AXA SA                                                      818,240  21,837,281             0.2%
    AXA SA Sponsored ADR                                        404,668  10,804,636             0.1%
    Axway Software SA                                            11,485     306,048             0.0%
#   Beneteau SA                                                  50,383     764,043             0.0%
    BioMerieux                                                   28,497   3,310,597             0.0%
    BNP Paribas SA                                              474,135  28,731,249             0.2%
    Boiron SA                                                    14,943   1,320,907             0.0%
#*  Bollore SA(BZ0G303)                                           7,146      35,377             0.0%
    Bollore SA(4572709)                                       1,554,060   7,682,372             0.1%
    Bonduelle SCA                                                37,324     929,856             0.0%
    Bourbon SA                                                    1,349      19,879             0.0%
    Bouygues SA                                                 318,417  12,035,209             0.1%
    Bureau Veritas SA                                           225,236   5,087,153             0.0%
    Burelle SA                                                      100      73,677             0.0%
    Cap Gemini SA                                               194,858  17,326,000             0.1%
    Carrefour SA                                                534,729  17,424,664             0.1%
    Casino Guichard Perrachon SA                                123,225   7,079,861             0.1%
*   Cegedim SA                                                    6,183     218,786             0.0%
    Cegid Group SA                                               18,693     879,006             0.0%
#*  CGG SA                                                      186,105     745,999             0.0%
#*  CGG SA Sponsored ADR                                        120,793     489,212             0.0%
    Chargeurs SA                                                 78,017     668,112             0.0%
    Christian Dior SE                                            21,137   4,154,309             0.0%
#   Cie de Saint-Gobain                                         768,958  32,189,386             0.2%
    Cie des Alpes                                                 4,573      85,098             0.0%
    Cie Generale des Etablissements Michelin                    313,351  31,170,837             0.2%
    CNP Assurances                                              189,661   2,705,368             0.0%
    Credit Agricole SA                                          739,191   9,336,342             0.1%
    Danone SA                                                   157,853  10,970,791             0.1%
    Danone SA Sponsored ADR                                      35,465     492,609             0.0%
    Dassault Systemes                                            20,388   1,608,369             0.0%
    Dassault Systemes ADR                                        10,986     866,136             0.0%
*   Derichebourg SA                                             305,267     936,824             0.0%
    Devoteam SA                                                   6,596     214,359             0.0%
    Edenred                                                     327,024   6,004,449             0.1%
    Eiffage SA                                                  148,712   9,264,981             0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
FRANCE -- (Continued)
    Electricite de France SA                                    339,623 $ 6,312,746             0.1%
    Electricite de Strasbourg SA                                    606      70,512             0.0%
    Elior                                                         6,216     117,852             0.0%
    Engie SA                                                  2,052,295  35,916,794             0.3%
#*  Eramet                                                       13,827     545,488             0.0%
    Essilor International SA                                    112,316  14,742,983             0.1%
*   Esso SA Francaise                                             6,344     363,712             0.0%
#*  Etablissements Maurel et Prom                               287,429   1,033,976             0.0%
    Euler Hermes Group                                           29,196   2,740,176             0.0%
    Eurofins Scientific SE                                       13,901   5,028,530             0.0%
    Eutelsat Communications SA                                  275,974   9,095,970             0.1%
    Exel Industries Class A                                       1,907      97,494             0.0%
    Faiveley Transport SA                                        11,438   1,206,455             0.0%
    Faurecia                                                    211,365   8,354,946             0.1%
#   Fimalac                                                       8,518     765,745             0.0%
    Fleury Michon SA                                              2,837     202,919             0.0%
#*  GameLoft SE                                                 161,684     921,947             0.0%
    Gaumont SA                                                      768      44,927             0.0%
    Gaztransport Et Technigaz SA                                 22,207   1,111,031             0.0%
    GEA                                                              98       8,114             0.0%
*   GECI International                                           20,581          --             0.0%
    GL Events                                                    24,881     474,120             0.0%
#   Groupe Crit                                                  14,057     761,897             0.0%
    Groupe Eurotunnel SE                                        829,659  11,613,730             0.1%
*   Groupe Flo                                                   10,366      25,880             0.0%
*   Groupe Fnac SA                                               13,436     870,543             0.0%
#   Groupe Gorge                                                 12,063     308,249             0.0%
    Groupe Open                                                   2,036      27,956             0.0%
    Guerbet                                                      18,812   1,275,975             0.0%
    Haulotte Group SA                                            29,653     419,729             0.0%
    Havas SA                                                     12,142     105,159             0.0%
    Herige SADCS                                                    811      22,561             0.0%
#   Hermes International                                          6,014   2,313,271             0.0%
*   Hi-Media SA                                                   1,242       5,439             0.0%
*   Hipay Group SA                                                7,567      77,215             0.0%
    Iliad SA                                                     12,885   2,706,050             0.0%
    Imerys SA                                                    64,444   4,409,935             0.0%
    Ingenico Group SA                                            56,510   6,659,794             0.1%
    Interparfums SA                                              16,037     410,260             0.0%
    Ipsen SA                                                     55,079   3,473,714             0.0%
    IPSOS                                                        87,220   1,769,296             0.0%
    Jacquet Metal Service                                        44,474     648,462             0.0%
    JCDecaux SA                                                  78,171   3,175,148             0.0%
    Kering                                                       72,223  13,357,240             0.1%
    Korian SA                                                    84,971   3,212,070             0.0%
    L'Oreal SA                                                   40,803   7,438,574             0.1%
    Lafarge SA Sponsored ADR                                     80,259   1,323,471             0.0%
    Lagardere SCA                                               354,551  10,315,806             0.1%
    Laurent-Perrier                                               2,478     214,827             0.0%
#*  Le Noble Age                                                  9,634     228,714             0.0%
    Lectra                                                       34,613     408,359             0.0%
    Legrand SA                                                  123,093   6,745,990             0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
FRANCE -- (Continued)
    Linedata Services                                               344 $    11,537             0.0%
    LISI                                                         40,405     986,368             0.0%
    LVMH Moet Hennessy Louis Vuitton SE                          90,890  16,920,943             0.1%
    Maisons France Confort                                        3,179     138,780             0.0%
    Manitou BF SA                                                21,070     291,228             0.0%
    Manutan International                                         2,179     110,698             0.0%
    Mersen                                                       35,016     656,941             0.0%
#*  METabolic EXplorer SA                                        71,826     357,797             0.0%
    Metropole Television SA                                     102,471   1,971,108             0.0%
    MGI Coutier                                                  34,754     620,469             0.0%
#   Montupet                                                     25,336   1,986,193             0.0%
    Mr Bricolage                                                  8,989     127,868             0.0%
    Natixis SA                                                  844,214   5,167,841             0.0%
#*  Naturex                                                      16,553   1,164,328             0.0%
    Neopost SA                                                   91,828   2,281,411             0.0%
*   Nexans SA                                                   124,684   4,956,305             0.0%
    Nexity SA                                                    88,415   3,912,389             0.0%
#   NextRadioTV                                                   2,454      96,425             0.0%
*   Nicox                                                         6,286      11,674             0.0%
*   NRJ Group                                                    61,506     570,784             0.0%
*   Numericable-SFR SAS                                          19,325     873,220             0.0%
    Oeneo SA                                                      4,147      29,203             0.0%
#*  Onxeo SA(BPFJVR0)                                            12,362      49,342             0.0%
#*  Onxeo SA(B04P0G6)                                             8,255      33,066             0.0%
    Orange SA                                                 2,005,464  35,359,726             0.3%
    Orange SA Sponsored ADR                                     206,198   3,618,775             0.0%
    Orpea                                                        59,942   4,808,733             0.0%
#*  Parrot SA                                                    24,069   1,088,723             0.0%
    Pernod Ricard SA                                            104,830  12,335,267             0.1%
*   Peugeot SA                                                  936,816  16,459,377             0.1%
*   Pierre & Vacances SA                                          9,537     261,028             0.0%
    Plastic Omnium SA                                           170,671   4,926,413             0.0%
    Plastivaloire                                                 1,566     117,024             0.0%
    Publicis Groupe SA                                           72,024   4,665,373             0.0%
    Publicis Groupe SA ADR                                       97,524   1,583,790             0.0%
#   Rallye SA                                                    81,815   1,512,839             0.0%
*   Recylex SA                                                   32,570      46,199             0.0%
    Renault SA                                                  183,486  17,288,802             0.1%
    Rexel SA                                                    753,275  10,280,553             0.1%
    Robertet SA                                                     752     187,695             0.0%
    Rothschild & Co.                                              1,187      34,039             0.0%
    Rubis SCA                                                    69,834   5,597,132             0.0%
    Safran SA                                                   101,542   7,712,526             0.1%
    Saft Groupe SA                                               79,297   2,043,918             0.0%
    Samse SA                                                        546      71,616             0.0%
    Sanofi                                                      275,788  27,820,340             0.2%
    Sanofi ADR                                                  506,073  25,475,715             0.2%
    Sartorius Stedim Biotech                                      6,350   2,242,278             0.0%
    Savencia SA                                                   8,713     543,173             0.0%
    Schneider Electric SE(4834108)                              246,960  14,895,426             0.1%
    Schneider Electric SE(B11BPS1)                               19,869   1,198,563             0.0%
    SCOR SE                                                     348,463  12,956,781             0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
FRANCE -- (Continued)
    SEB SA                                                       61,458 $ 6,242,018             0.1%
    Seche Environnement SA                                        3,292     113,519             0.0%
#*  Sequana SA                                                  217,310     934,730             0.0%
    SES SA                                                      170,163   5,020,720             0.0%
    Societe BIC SA                                               25,758   4,104,735             0.0%
*   Societe des Bains de Mer et du Cercle des Etrangers a
      Monaco                                                      1,930      73,106             0.0%
    Societe Generale SA                                         484,646  22,508,512             0.2%
#*  Societe Internationale de Plantations d'Heveas SA             2,402      68,948             0.0%
    Societe Marseillaise du Tunnel Prado-Carenage SA              7,833     299,752             0.0%
    Societe Television Francaise 1                              293,412   3,769,359             0.0%
    Sodexo                                                        8,908     793,157             0.0%
    Sodexo SA                                                    40,119   3,566,245             0.0%
    Sodexo SA Sponsored ADR                                      19,000     337,345             0.0%
#*  SOITEC                                                      526,078     427,233             0.0%
#   Solocal Group                                                70,703     574,902             0.0%
    Somfy SA                                                      1,225     382,856             0.0%
    Sopra Steria Group                                           33,446   3,804,682             0.0%
*   Spir Communication SA                                         2,571      27,007             0.0%
#*  Ste Industrielle d'Aviation Latecoere SA                    167,692     764,025             0.0%
    Stef SA                                                       9,368     690,007             0.0%
#   STMicroelectronics NV(2430025)                              348,213   2,399,188             0.0%
    STMicroelectronics NV(5962332)                            1,097,828   7,564,330             0.1%
*   Store Electronic                                                 16         237             0.0%
    Suez Environnement Co.                                      334,295   6,347,538             0.1%
    Sword Group                                                  11,541     301,667             0.0%
    Synergie SA                                                   8,994     240,634             0.0%
    Tarkett SA                                                      741      22,102             0.0%
#   Technicolor SA                                              502,634   3,399,235             0.0%
    Technicolor SA Sponsored ADR                                  4,360      29,648             0.0%
    Technip SA                                                  225,573  11,754,553             0.1%
    Technip SA ADR                                              101,667   1,336,921             0.0%
    Teleperformance                                             143,805  11,285,951             0.1%
    Tessi SA                                                      1,767     222,464             0.0%
    Thales SA                                                    77,008   5,567,008             0.0%
*   Theolia SA                                                  116,506      75,462             0.0%
    Thermador Groupe                                                431      40,247             0.0%
    Total Gabon                                                     203      40,388             0.0%
#   Total SA                                                  1,824,836  88,246,912             0.6%
    Total SA Sponsored ADR                                      576,935  27,825,575             0.2%
    Touax SA                                                        718      10,302             0.0%
#*  Transgene SA                                                  1,596       5,363             0.0%
    Trigano SA                                                   20,184     970,474             0.0%
*   UBISOFT Entertainment                                       363,647  10,895,344             0.1%
    Union Financiere de France BQE SA                             1,141      32,259             0.0%
    Valeo SA                                                     89,802  13,867,699             0.1%
#   Vallourec SA                                                210,207   2,326,843             0.0%
#*  Valneva SE                                                  124,452     462,726             0.0%
    Veolia Environnement SA                                     345,913   8,035,640             0.1%
    Veolia Environnement SA ADR                                  45,884   1,066,803             0.0%
    Vicat                                                        20,359   1,304,349             0.0%
    VIEL & Cie SA                                                50,850     177,947             0.0%
    Vilmorin & Cie SA                                            11,963     842,867             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                               SHARES      VALUE++     OF NET ASSETS**
                                                              --------- -------------- ---------------
FRANCE -- (Continued)
    Vinci SA                                                    264,448 $   17,804,290             0.1%
    Virbac SA                                                     5,933      1,181,986             0.0%
    Vivendi SA                                                  747,562     17,983,960             0.1%
    Vranken-Pommery Monopole SA                                   3,897        122,928             0.0%
*   Worldline SA                                                  1,417         34,366             0.0%
    Zodiac Aerospace                                            227,337      5,734,969             0.1%
                                                                        --------------             ---
TOTAL FRANCE                                                             1,072,461,025             7.4%
                                                                        --------------             ---
GERMANY -- (6.6%)
    Aareal Bank AG                                              203,933      7,769,464             0.1%
    Adidas AG                                                   191,209     17,135,857             0.1%
    Adler Modemaerkte AG                                         37,386        429,147             0.0%
*   ADVA Optical Networking SE                                  130,435      1,411,939             0.0%
*   Air Berlin P.L.C.                                            44,301         44,267             0.0%
#*  AIXTRON SE                                                  119,968        763,409             0.0%
    Allgeier SE                                                   1,954         36,125             0.0%
    Allianz SE                                                  145,801     25,525,048             0.2%
    Allianz SE Sponsored ADR                                    829,638     14,560,147             0.1%
    Amadeus Fire AG                                               9,705        809,680             0.0%
*   AS Creation Tapeten                                             906         28,927             0.0%
    Aurubis AG                                                  116,641      7,791,608             0.1%
    Axel Springer SE                                             79,482      4,466,867             0.0%
*   Balda AG                                                     10,800         40,731             0.0%
    BASF SE                                                     622,420     50,991,028             0.4%
    BASF SE Sponsored ADR                                        56,196      4,600,767             0.0%
    Basler AG                                                       276         13,508             0.0%
    Bauer AG                                                     30,959        653,524             0.0%
    Bayer AG                                                    178,636     23,818,504             0.2%
    Bayer AG Sponsored ADR                                       10,327      1,378,035             0.0%
    Bayerische Motoren Werke AG                                 402,269     41,203,752             0.3%
#   BayWa AG                                                     42,281      1,431,178             0.0%
    Bechtle AG                                                   34,839      3,215,529             0.0%
    Beiersdorf AG                                                35,671      3,387,884             0.0%
    Bertrandt AG                                                  7,367        864,046             0.0%
    Bijou Brigitte AG                                             5,540        307,669             0.0%
#   Bilfinger SE                                                104,300      4,674,435             0.0%
#   Biotest AG                                                   13,167        198,514             0.0%
    Borussia Dortmund GmbH & Co. KGaA                           358,593      1,596,449             0.0%
    Brenntag AG                                                 151,874      9,170,654             0.1%
    CANCOM SE                                                    24,772        971,761             0.0%
    Carl Zeiss Meditec AG                                        51,380      1,504,990             0.0%
    CENIT AG                                                     22,785        450,066             0.0%
    CENTROTEC Sustainable AG                                     21,592        344,872             0.0%
    Cewe Stiftung & Co. KGAA                                     21,496      1,292,874             0.0%
    Comdirect Bank AG                                            68,262        826,034             0.0%
*   Commerzbank AG                                              949,367     10,440,875             0.1%
    CompuGroup Medical AG                                        55,902      1,647,213             0.0%
*   Constantin Medien AG                                         53,339        108,062             0.0%
    Continental AG                                               66,035     15,856,962             0.1%
*   CropEnergies AG                                              48,522        299,990             0.0%
    CTS Eventim AG & Co. KGaA                                    76,848      3,007,792             0.0%
    Daimler AG                                                1,005,680     87,206,262             0.6%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
GERMANY -- (Continued)
    Data Modul AG                                                 2,305 $    90,592             0.0%
*   DEAG Deutsche Entertainment AG                                1,086       4,574             0.0%
#   Delticom AG                                                   8,371     193,164             0.0%
    Deutsche Bank AG(5750355)                                   280,029   7,837,674             0.1%
#   Deutsche Bank AG(D18190898)                                 271,302   7,582,891             0.1%
    Deutsche Beteiligungs AG                                        852      24,213             0.0%
    Deutsche Boerse AG                                           87,885   8,103,383             0.1%
    Deutsche EuroShop AG                                          6,369     307,079             0.0%
*   Deutsche Lufthansa AG                                       827,269  12,216,895             0.1%
    Deutsche Post AG                                            561,484  16,679,647             0.1%
    Deutsche Telekom AG                                       2,503,149  46,887,949             0.3%
#   Deutsche Telekom AG Sponsored ADR                           512,237   9,558,342             0.1%
    Deutsche Wohnen AG                                          375,369  10,581,348             0.1%
    Deutz AG                                                    403,567   1,512,259             0.0%
*   Dialog Semiconductor P.L.C.                                 116,347   4,304,233             0.0%
    DIC Asset AG                                                 33,347     328,096             0.0%
#   DMG Mori AG                                                 101,441   4,027,725             0.0%
    Dr Hoenle AG                                                  7,908     217,710             0.0%
    Draegerwerk AG & Co. KGaA                                     4,771     305,791             0.0%
#   Drillisch AG                                                 74,609   3,847,624             0.0%
    Duerr AG                                                     40,392   3,363,150             0.0%
    E.ON SE                                                     799,857   8,437,814             0.1%
    E.ON SE Sponsored ADR                                       185,817   1,962,228             0.0%
    Eckert & Ziegler AG                                           7,127     150,318             0.0%
    Elmos Semiconductor AG                                       36,200     536,503             0.0%
    ElringKlinger AG                                             97,887   2,190,257             0.0%
#*  Euromicron AG                                                12,778     118,396             0.0%
*   Evotec AG                                                   150,502     655,809             0.0%
    Fielmann AG                                                  33,418   2,339,553             0.0%
*   First Sensor AG                                               8,351     103,793             0.0%
    Francotyp-Postalia Holding AG Class A                         7,041      34,624             0.0%
    Fraport AG Frankfurt Airport Services Worldwide              81,574   5,172,010             0.0%
    Freenet AG                                                  299,957  10,118,668             0.1%
    Fresenius Medical Care AG & Co. KGaA                        168,664  15,181,025             0.1%
#   Fresenius Medical Care AG & Co. KGaA ADR                     51,339   2,306,661             0.0%
    Fresenius SE & Co. KGaA                                     594,150  43,659,568             0.3%
    Fuchs Petrolub SE                                            27,957   1,157,232             0.0%
    GEA Group AG                                                165,687   6,640,015             0.1%
    Gerresheimer AG                                             134,141  10,459,622             0.1%
    Gerry Weber International AG                                 33,916     552,170             0.0%
    Gesco AG                                                      5,332     377,831             0.0%
    GFK SE                                                       32,601   1,201,360             0.0%
#   GFT Technologies SE                                          35,183   1,037,587             0.0%
    Grammer AG                                                   51,206   1,365,569             0.0%
    Grenkeleasing AG                                              8,258   1,515,176             0.0%
*   H&R AG                                                       18,413     166,366             0.0%
    Hamburger Hafen und Logistik AG                              97,371   1,408,389             0.0%
    Hannover Rueck SE                                            85,217   9,851,946             0.1%
    HeidelbergCement AG                                         129,092   9,613,420             0.1%
#*  Heidelberger Druckmaschinen AG                            1,340,820   3,849,188             0.0%
    Henkel AG & Co. KGaA                                         25,091   2,315,970             0.0%
    Highlight Communications AG                                  33,765     176,490             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
GERMANY -- (Continued)
    Hochtief AG                                                74,790 $ 6,957,916             0.1%
    Homag Group AG                                              2,269      87,717             0.0%
    Hornbach Baumarkt AG                                        7,456     266,391             0.0%
    Hugo Boss AG                                               68,665   7,060,562             0.1%
    Indus Holding AG                                           48,757   2,269,603             0.0%
    Infineon Technologies AG                                  560,429   6,903,321             0.1%
#   Infineon Technologies AG ADR                              474,924   5,889,058             0.1%
    Isra Vision AG                                              8,666     515,870             0.0%
    Jenoptik AG                                               145,155   2,347,185             0.0%
    K+S AG                                                    368,060   9,291,051             0.1%
    KION Group AG                                             119,985   5,406,751             0.1%
#   Kloeckner & Co. SE                                        278,999   2,485,230             0.0%
*   Koenig & Bauer AG                                          14,516     455,228             0.0%
#*  Kontron AG                                                150,193     511,593             0.0%
    Krones AG                                                  39,805   4,787,533             0.0%
    KSB AG                                                        214      94,328             0.0%
#   KUKA AG                                                    43,689   3,692,065             0.0%
    KWS Saat SE                                                 4,159   1,344,698             0.0%
    Lanxess AG                                                249,469  13,387,192             0.1%
    LEG Immobilien AG                                          98,981   7,891,282             0.1%
    Leifheit AG                                                 3,953     204,579             0.0%
#   Leoni AG                                                  110,869   4,528,829             0.0%
    Linde AG                                                  109,174  18,936,824             0.1%
#   LPKF Laser & Electronics AG                                34,998     324,998             0.0%
    MAN SE                                                     32,329   3,368,756             0.0%
#*  Manz AG                                                     6,448     297,635             0.0%
*   MasterFlex SE                                                 338       2,227             0.0%
*   Mediclin AG                                                12,692      50,193             0.0%
#*  Medigene AG                                                24,743     153,065             0.0%
#   Merck KGaA                                                 68,420   6,679,742             0.1%
    Metro AG                                                  451,511  13,891,044             0.1%
    MLP AG                                                     89,178     387,579             0.0%
    MTU Aero Engines AG                                       132,426  12,250,544             0.1%
    Muenchener Rueckversicherungs-Gesellschaft AG              76,811  15,315,647             0.1%
    MVV Energie AG                                              2,957      66,909             0.0%
    Nemetschek AG                                              33,056   1,424,743             0.0%
    Nexus AG                                                    3,969      71,430             0.0%
*   Nordex SE                                                 158,594   5,180,345             0.1%
    Norma Group SE                                             88,808   4,554,332             0.0%
#   OHB SE                                                     20,092     424,416             0.0%
    Osram Licht AG                                            186,047  10,932,904             0.1%
#*  Paion AG                                                   91,141     222,423             0.0%
*   Patrizia Immobilien AG                                    111,278   3,059,376             0.0%
    Pfeiffer Vacuum Technology AG                              21,492   2,676,439             0.0%
#   PNE Wind AG                                               187,790     488,333             0.0%
    Progress-Werk Oberkirch AG                                  1,999      75,619             0.0%
    ProSiebenSat.1 Media SE                                   130,535   7,053,537             0.1%
#*  PSI AG Gesellschaft Fuer Produkte und Systeme der
      Informationstechnologie                                   3,562      50,127             0.0%
    Puma SE                                                     5,380   1,203,952             0.0%
*   PVA TePla AG                                                8,269      22,838             0.0%
*   QIAGEN NV                                                 436,028  10,570,882             0.1%
#   QSC AG                                                    233,845     409,898             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
GERMANY -- (Continued)
#   R Stahl AG                                                    3,704 $   118,237             0.0%
    Rational AG                                                   4,574   1,815,149             0.0%
    Rheinmetall AG                                              116,117   7,303,392             0.1%
    Rhoen-Klinikum AG                                           136,854   4,082,449             0.0%
    RTL Group SA                                                 15,347   1,327,587             0.0%
    RWE AG                                                      768,724  10,683,157             0.1%
    S&T AG                                                        2,652      13,937             0.0%
    SAF-Holland SA                                              151,534   2,211,692             0.0%
    Salzgitter AG                                               137,941   3,977,827             0.0%
    SAP SE                                                      121,724   9,596,119             0.1%
#   SAP SE Sponsored ADR                                         52,887   4,162,736             0.0%
#   Schaltbau Holding AG                                         13,515     752,605             0.0%
#*  SGL Carbon SE                                                84,113   1,543,200             0.0%
    SHW AG                                                       22,265     582,898             0.0%
    Siemens AG                                                  165,914  16,665,088             0.1%
    Siemens AG Sponsored ADR                                    189,821  19,090,298             0.1%
#*  Singulus Technologies AG                                     93,150      58,751             0.0%
    Sixt SE                                                      46,492   2,593,018             0.0%
#*  SKW Stahl-Metallurgie Holding AG                             10,141      46,842             0.0%
*   SMA Solar Technology AG                                      34,238   1,650,523             0.0%
*   SMT Scharf AG                                                 4,136      51,292             0.0%
    Softing AG                                                    3,278      42,429             0.0%
    Software AG                                                 128,234   3,725,818             0.0%
*   Solartech International Hldgs, Ltd.                       1,920,000      37,727             0.0%
#*  Solarworld AG                                                   882      13,121             0.0%
    Stada Arzneimittel AG                                       204,204   7,768,388             0.1%
    STRATEC Biomedical AG                                         5,655     329,334             0.0%
    Stroeer SE                                                   48,107   3,035,323             0.0%
    Suedzucker AG                                               245,358   4,578,977             0.0%
    Surteco SE                                                    5,990     116,930             0.0%
#*  Suss Microtec AG                                             78,116     592,866             0.0%
    Symrise AG                                                   80,840   5,320,616             0.1%
#   TAG Immobilien AG                                           234,567   3,036,221             0.0%
    Takkt AG                                                     98,549   1,830,102             0.0%
*   Talanx AG                                                   113,656   3,641,849             0.0%
    Technotrans AG                                               15,375     301,250             0.0%
    Telefonica Deutschland Holding AG                         1,053,558   6,782,440             0.1%
    ThyssenKrupp AG                                             234,507   4,725,294             0.0%
#*  Tom Tailor Holding AG                                        34,821     230,766             0.0%
#*  Tomorrow Focus AG                                            22,029      80,772             0.0%
    United Internet AG                                          142,417   7,394,700             0.1%
*   VERBIO Vereinigte BioEnergie AG                               2,975      17,610             0.0%
#   Volkswagen AG                                                34,479   4,774,354             0.0%
    Vonovia SE                                                  153,206   5,106,965             0.0%
*   Vossloh AG                                                   20,636   1,516,482             0.0%
    VTG AG                                                       36,380   1,186,979             0.0%
    Wacker Chemie AG                                             53,855   4,726,146             0.0%
    Wacker Neuson SE                                             79,830   1,110,131             0.0%
    Washtec AG                                                   50,600   1,575,926             0.0%
    Wincor Nixdorf AG                                            84,324   4,325,064             0.0%
    XING AG                                                       4,422     872,868             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                SHARES      VALUE++     OF NET ASSETS**
                                                              ---------- -------------- ---------------
GERMANY -- (Continued)
    Zeal Network SE                                               19,679 $      903,029             0.0%
                                                                         --------------             ---
TOTAL GERMANY                                                             1,009,458,355             7.0%
                                                                         --------------             ---
GREECE -- (0.0%)
*   Alapis Holding Industrial and Commercial SA of
      Pharmaceutical Chemical Products                            69,510             --             0.0%
*   T Bank SA                                                     46,506             --             0.0%
                                                                         --------------             ---
TOTAL GREECE                                                                         --             0.0%
                                                                         --------------             ---
HONG KONG -- (2.8%)
    Aeon Stores Hong Kong Co., Ltd.                               32,000         31,395             0.0%
    Agritrade Resources, Ltd.                                    495,000        105,807             0.0%
    AIA Group, Ltd.                                            6,136,600     35,941,455             0.3%
    Allied Group, Ltd.                                            72,000        343,695             0.0%
    Allied Properties HK, Ltd.                                 2,794,393        596,692             0.0%
*   Anxian Yuan China Holdings, Ltd.                           7,000,000        146,311             0.0%
#*  Apac Resources, Ltd.                                       1,696,866         19,800             0.0%
    APT Satellite Holdings, Ltd.                               1,350,750      1,330,634             0.0%
    Arts Optical International Hldgs, Ltd.                        70,000         25,957             0.0%
#   Asia Financial Holdings, Ltd.                                320,000        123,737             0.0%
    Asia Satellite Telecommunications Holdings, Ltd.             147,500        219,281             0.0%
    Asia Standard International Group, Ltd.                      438,745         82,286             0.0%
#   ASM Pacific Technology, Ltd.                                 470,100      3,338,015             0.0%
#   Associated International Hotels, Ltd.                         79,000        219,831             0.0%
    Aupu Group Holding Co., Ltd.                               1,524,000        407,740             0.0%
*   Auto Italia Holdings                                       2,475,000        125,511             0.0%
#   Bank of East Asia, Ltd.                                    2,143,766      8,023,848             0.1%
*   Bestway International Holdings, Ltd.                         440,000         48,254             0.0%
    BOC Hong Kong Holdings, Ltd.                               3,027,500      9,680,987             0.1%
#   Bonjour Holdings, Ltd.                                     5,884,000        231,067             0.0%
    Bossini International Hldg                                 2,184,000        187,971             0.0%
    Bright Smart Securities & Commodities Group, Ltd.            344,000        107,887             0.0%
#*  Brightoil Petroleum Holdings, Ltd.                         5,485,000      1,952,099             0.0%
*   Brockman Mining, Ltd.                                      2,850,520         60,662             0.0%
*   Burwill Holdings, Ltd.                                    11,103,600        413,976             0.0%
    Cafe de Coral Holdings, Ltd.                                 570,000      1,927,980             0.0%
    Cathay Pacific Airways, Ltd.                               2,367,000      4,682,419             0.1%
    CCT Fortis Holdings, Ltd.                                    216,000         22,223             0.0%
    CEC International Holdings, Ltd.                             606,000        120,118             0.0%
#   Century City International Holdings, Ltd.                    824,000         57,327             0.0%
    Chen Hsong Holdings                                          360,000         82,770             0.0%
    Cheuk Nang Holdings, Ltd.                                    102,074         74,927             0.0%
#   Cheung Kong Infrastructure Holdings, Ltd.                    501,045      4,664,286             0.1%
    Cheung Kong Property Holdings, Ltd.                        1,356,408      9,508,389             0.1%
*   Cheung Wo International Holdings, Ltd.                     1,860,000        358,630             0.0%
    Chevalier International Holdings, Ltd.                       130,276        224,237             0.0%
#*  China Beidahuang Industry Group Holdings, Ltd. Class A       922,000        211,614             0.0%
*   China Billion Resources, Ltd.                              5,752,080             --             0.0%
*   China Chuanglian Education Group, Ltd.                     1,748,000         56,034             0.0%
#*  China Energy Development Holdings, Ltd.                   34,374,000        682,916             0.0%
*   China Environmental Energy Investment, Ltd.                4,080,000        105,639             0.0%
#*  China Environmental Investment Holdings, Ltd.              1,845,000         63,901             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                              ---------- ----------- ---------------
HONG KONG -- (Continued)
    China Flavors & Fragrances Co., Ltd.                         203,350 $    50,544             0.0%
*   China Infrastructure Investment, Ltd.                      2,032,000      28,469             0.0%
    China Metal International Holdings, Inc.                     540,000     143,174             0.0%
#*  China Public Procurement, Ltd.                             4,364,000      79,038             0.0%
#*  China Smarter Energy Group Holdings, Ltd.                  3,802,000     328,275             0.0%
*   China Solar Energy Holdings, Ltd.                          1,033,500       4,500             0.0%
*   China Star Entertainment, Ltd.                            43,050,000     199,059             0.0%
*   China Ting Group Holdings, Ltd.                            1,862,000     113,660             0.0%
*   China Wah Yan Healthcare, Ltd.                             3,741,250      66,865             0.0%
    Chinese Estates Holdings, Ltd.                                46,500     108,104             0.0%
    Chow Sang Sang Holdings International, Ltd.                1,040,000   2,020,488             0.0%
#   Chow Tai Fook Jewellery Group, Ltd.                        1,591,400   1,361,378             0.0%
    Chu Kong Shipping Enterprise Group Co., Ltd.               1,274,000     379,175             0.0%
    Chuang's China Investments, Ltd.                             642,813      39,333             0.0%
    Chuang's Consortium International, Ltd.                    2,459,553     284,431             0.0%
    CITIC Telecom International Holdings, Ltd.                 4,964,000   2,057,879             0.0%
    CK Hutchison Holdings, Ltd.                                1,356,408  18,643,725             0.1%
    CK Life Sciences Int'l Holdings, Inc.                      8,666,000     813,512             0.0%
    CLP Holdings, Ltd.                                           614,000   5,357,590             0.1%
    CNT Group, Ltd.                                              176,000       7,390             0.0%
*   Continental Holdings, Ltd.                                   440,000       7,962             0.0%
*   Convoy Financial Holdings, Ltd.                            4,038,000     223,060             0.0%
*   CP Lotus Corp.                                             1,420,000      33,580             0.0%
*   Crocodile Garments                                         1,709,000     204,004             0.0%
    Cross-Harbour Holdings, Ltd. (The)                           102,000     134,995             0.0%
    CSI Properties, Ltd.                                       6,954,200     232,464             0.0%
*   CST Mining Group, Ltd.                                     9,192,000     102,657             0.0%
#   CW Group Holdings, Ltd.                                    1,038,000     509,532             0.0%
    Dah Sing Banking Group, Ltd.                               1,178,502   2,233,236             0.0%
    Dah Sing Financial Holdings, Ltd.                            470,844   2,641,984             0.0%
    Dan Form Holdings Co., Ltd.                                1,227,900     198,908             0.0%
    Dickson Concepts International, Ltd.                         361,000     135,030             0.0%
*   Dragonite International, Ltd.                                 96,000       9,017             0.0%
    Eagle Nice International Holdings, Ltd.                      580,000     143,629             0.0%
    EcoGreen International Group, Ltd.                           145,200      33,197             0.0%
*   EganaGoldpfeil Holdings, Ltd.                                209,588          --             0.0%
#   Emperor Capital Group, Ltd.                                3,564,000     296,004             0.0%
    Emperor Entertainment Hotel, Ltd.                          2,055,000     407,096             0.0%
#   Emperor International Holdings, Ltd.                       4,972,416     966,439             0.0%
#   Emperor Watch & Jewellery, Ltd.                           14,680,000     389,068             0.0%
*   EPI Holdings, Ltd.                                         1,748,700      89,900             0.0%
#   Esprit Holdings, Ltd.                                      6,555,413   7,305,753             0.1%
*   eSun Holdings, Ltd.                                          923,000      84,382             0.0%
#   Fairwood Holdings, Ltd.                                      134,500     415,834             0.0%
#   Far East Consortium International, Ltd/HK                  3,878,941   1,415,405             0.0%
    First Pacific Co., Ltd.                                    6,789,756   4,654,844             0.1%
    First Shanghai Investments, Ltd.                             360,000      55,838             0.0%
    Fountain SET Holdings, Ltd.                                2,586,000     322,242             0.0%
    Four Seas Mercantile Holdings, Ltd.                           36,000      12,745             0.0%
    Foxconn International Holdings, Ltd.                       6,289,000   3,007,565             0.0%
    Fujikon Industrial Holdings, Ltd.                            132,000      17,040             0.0%
#   Future Bright Holdings, Ltd.                               1,410,000     166,591             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                SHARES    VALUE++   OF NET ASSETS**
                                                              ---------- ---------- ---------------
HONG KONG -- (Continued)
    G-Resources Group, Ltd.                                   56,245,200 $1,256,849             0.0%
    Galaxy Entertainment Group, Ltd.                           1,365,000  4,662,672             0.1%
#*  GCL New Energy Holdings, Ltd.                              4,872,000    350,279             0.0%
#   Genting Hong Kong, Ltd.                                      678,000    209,331             0.0%
#   Get Nice Holdings, Ltd.                                   21,233,000    873,285             0.0%
#   Giordano International, Ltd.                               4,996,000  2,700,131             0.0%
*   Global Brands Group Holding, Ltd.                          9,071,250  1,880,694             0.0%
#   Glorious Sun Enterprises, Ltd.                               898,000    155,840             0.0%
    Gold Peak Industries Holding, Ltd.                           605,000     70,650             0.0%
    Golden Resources Development International, Ltd.             924,000     56,546             0.0%
#*  Goldin Financial Holdings, Ltd.                              260,000    489,205             0.0%
#*  Good Resources Holdings, Ltd.                                150,000     37,234             0.0%
    Guangnan Holdings, Ltd.                                    1,428,000    196,145             0.0%
#   Guotai Junan International Holdings, Ltd.                  2,411,000    895,539             0.0%
    Haitong International Securities Group, Ltd.               3,685,918  2,051,029             0.0%
    Hang Lung Group, Ltd.                                        948,000  3,449,468             0.0%
    Hang Lung Properties, Ltd.                                 2,880,000  7,054,253             0.1%
    Hang Seng Bank, Ltd.                                         297,900  5,449,892             0.1%
    Hanison Construction Holdings, Ltd.                          342,331     62,813             0.0%
#   Hanny Holdings, Ltd.                                       8,040,000    132,178             0.0%
*   Hao Tian Development Group, Ltd.                           2,280,000    141,914             0.0%
    Harbour Centre Development, Ltd.                             158,000    264,129             0.0%
    Henderson Land Development Co., Ltd.                       1,338,409  8,530,868             0.1%
#   HK Electric Investments & HK Electric Investments, Ltd.    2,691,000  2,062,673             0.0%
    HKR International, Ltd.                                    1,407,162    626,699             0.0%
    HKT Trust & HKT, Ltd.                                      2,782,000  3,331,748             0.0%
    Hon Kwok Land Investment Co., Ltd.                           234,000     81,552             0.0%
    Hong Kong & China Gas Co., Ltd.                            2,177,853  4,421,284             0.0%
#   Hong Kong Aircraft Engineering Co., Ltd.                      49,200    399,532             0.0%
    Hong Kong Exchanges and Clearing, Ltd.                       379,458  9,900,741             0.1%
#   Hong Kong Ferry Holdings Co., Ltd.                           111,000    129,421             0.0%
#*  Hong Kong Television Network, Ltd. ADR                        19,127     81,099             0.0%
    Hongkong & Shanghai Hotels (The)                             989,424  1,123,822             0.0%
    Hongkong Chinese, Ltd.                                     1,927,143    333,974             0.0%
    Hop Hing Group Holdings, Ltd.                              3,296,000     54,350             0.0%
    Hopewell Holdings, Ltd.                                    1,201,500  4,335,430             0.0%
#   Hsin Chong Construction Group, Ltd.                        5,064,000    601,240             0.0%
    Hung Hing Printing Group, Ltd.                               910,524    116,128             0.0%
    Hutchison Telecommunications Hong Kong Holdings, Ltd.      5,288,000  1,937,538             0.0%
#   Hysan Development Co., Ltd.                                  951,215  4,213,017             0.0%
*   I-CABLE Communications, Ltd.                               1,856,000    128,869             0.0%
*   Imagi International Holdings, Ltd.                        18,808,000    272,651             0.0%
#*  Integrated Waste Solutions Group Holdings, Ltd.            4,444,000    111,960             0.0%
*   International Standard Resources Holdings, Ltd.            7,892,500    159,812             0.0%
*   iOne Holdings, Ltd.                                        1,760,000     66,651             0.0%
    IPE Group, Ltd.                                            1,750,000    251,863             0.0%
*   IRC, Ltd.                                                  5,544,800    188,496             0.0%
    IT, Ltd.                                                   1,935,087    590,898             0.0%
    ITC Corp., Ltd.                                            2,174,855    198,851             0.0%
*   Jinhui Holdings Co., Ltd.                                    167,000     22,356             0.0%
#   Johnson Electric Holdings, Ltd.                            1,184,750  4,328,558             0.0%
#   K Wah International Holdings, Ltd.                         2,685,781  1,155,872             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                SHARES    VALUE++   OF NET ASSETS**
                                                              ---------- ---------- ---------------
HONG KONG -- (Continued)
    Ka Shui International Holdings, Ltd.                         134,000 $   10,341             0.0%
*   Kader Holdings Co., Ltd.                                     462,000     40,731             0.0%
    Kam Hing International Holdings, Ltd.                         74,000      4,763             0.0%
*   Kantone Holdings, Ltd.                                       244,436     28,959             0.0%
#   Kerry Logistics Network, Ltd.                                736,791  1,095,865             0.0%
    Kerry Properties, Ltd.                                     1,670,583  4,934,421             0.1%
    Kingmaker Footwear Holdings, Ltd.                            754,000    182,626             0.0%
#*  Kingston Financial Group, Ltd.                             5,881,000  2,322,672             0.0%
#*  Ko Yo Chemical Group, Ltd.                                 3,176,000    338,815             0.0%
    Kowloon Development Co., Ltd.                              1,234,000  1,395,716             0.0%
    L'Occitane International SA                                  923,000  1,856,176             0.0%
    Lai Sun Development Co., Ltd.                             45,069,666    822,379             0.0%
    Lam Soon Hong Kong, Ltd.                                      12,000      8,465             0.0%
    Lerado Group Holding Co., Ltd.                               900,000     28,839             0.0%
#   Li & Fung, Ltd.                                            6,917,250  5,616,457             0.1%
    Lifestyle International Holdings, Ltd.                     1,610,000  2,324,154             0.0%
    Lippo China Resources, Ltd.                               12,256,000    481,019             0.0%
    Lippo, Ltd.                                                  102,000     56,296             0.0%
    Lisi Group Holdings, Ltd.                                  2,074,000    141,758             0.0%
    Liu Chong Hing Investment, Ltd.                              642,000    758,404             0.0%
    Luen Thai Holdings, Ltd.                                     336,000     50,904             0.0%
    Luk Fook Holdings International, Ltd.                      1,542,000  3,967,933             0.0%
    Luks Group Vietnam Holdings Co., Ltd.                        130,000     47,128             0.0%
    Lung Kee Bermuda Holdings                                    280,000     79,798             0.0%
#*  Macau Legend Development, Ltd.                             4,737,000    675,320             0.0%
    Magnificent Estates                                        4,616,000    129,871             0.0%
    Man Wah Holdings, Ltd.                                     4,028,400  4,601,928             0.0%
    Man Yue Technology Holdings, Ltd.                            706,000     76,753             0.0%
#*  Mason Financial Holdings, Ltd.                             3,420,000    128,007             0.0%
    Melco Crown Entertainment, Ltd. ADR                           47,606    891,660             0.0%
#   Melco International Development, Ltd.                      1,557,000  2,414,157             0.0%
#   MGM China Holdings, Ltd.                                     546,800    798,957             0.0%
#*  Midland Holdings, Ltd.                                     2,016,000    881,988             0.0%
    Ming Fai International Holdings, Ltd.                        584,000     59,370             0.0%
#   Miramar Hotel & Investment                                   294,000    492,059             0.0%
#*  Mongolian Mining Corp.                                    10,036,750    279,886             0.0%
    MTR Corp., Ltd.                                              745,195  3,380,717             0.0%
    NagaCorp, Ltd.                                             5,082,000  3,587,455             0.0%
    National Electronic Hldgs                                     61,600      7,134             0.0%
    Natural Beauty Bio-Technology, Ltd.                          470,000     52,084             0.0%
*   Neo-Neon Holdings, Ltd.                                    1,329,000    188,020             0.0%
*   Neptune Group, Ltd.                                       12,720,000    133,714             0.0%
*   New Times Energy Corp., Ltd.                               1,164,000     30,020             0.0%
    New World Development Co., Ltd.                            8,682,565  9,249,732             0.1%
#   Newocean Energy Holdings, Ltd.                             3,536,000  1,439,798             0.0%
    Next Digital, Ltd.                                         1,774,000    130,465             0.0%
    NWS Holdings, Ltd.                                         1,621,719  2,441,539             0.0%
*   O Luxe Holdings, Ltd.                                      3,754,800    130,638             0.0%
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd.     3,835,000    290,151             0.0%
    Orient Overseas International, Ltd.                          688,500  3,283,157             0.0%
    Oriental Watch Holdings                                    1,152,240    156,897             0.0%
*   Pacific Andes International Holdings, Ltd.                11,918,411    228,188             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                              ---------- ----------- ---------------
HONG KONG -- (Continued)
#   Pacific Basin Shipping, Ltd.                               7,741,000 $ 2,269,834             0.0%
    Pacific Textiles Holdings, Ltd.                            1,942,000   2,767,200             0.0%
    Paliburg Holdings, Ltd.                                      662,790     208,595             0.0%
#   Paradise Entertainment, Ltd.                               1,944,000     342,408             0.0%
    PCCW, Ltd.                                                10,526,265   5,640,784             0.1%
    PCCW, Ltd. ADR                                                 7,400      39,923             0.0%
#*  Peace Mark Holdings, Ltd.                                    308,000          --             0.0%
*   Pearl Oriental Oil, Ltd.                                   3,681,627     142,093             0.0%
    Pegasus International Holdings, Ltd.                          82,000      25,921             0.0%
    Perfect Shape PRC Holdings, Ltd.                             752,000     141,217             0.0%
#   Pico Far East Holdings, Ltd.                               1,534,000     405,227             0.0%
    Playmates Holdings, Ltd.                                     285,400     326,061             0.0%
    Playmates Toys, Ltd.                                       2,912,000     611,243             0.0%
*   PNG Resources Holdings, Ltd.                               1,480,000      21,071             0.0%
#   Polytec Asset Holdings, Ltd.                               4,795,000     599,095             0.0%
    Power Assets Holdings, Ltd.                                  517,500   5,153,922             0.1%
#   Prada SpA                                                    391,800   1,594,312             0.0%
#   Public Financial Holdings, Ltd.                              508,000     243,240             0.0%
    PYI Corp., Ltd.                                           13,424,552     295,546             0.0%
#   Regal Hotels International Holdings, Ltd.                  1,207,400     625,551             0.0%
#   SA SA International Holdings, Ltd.                         2,392,000     761,152             0.0%
    Samsonite International SA                                 2,690,100   7,961,806             0.1%
#   Sands China, Ltd.                                            572,800   2,062,626             0.0%
    SAS Dragon Holdings, Ltd.                                  1,238,000     233,419             0.0%
    SCMP Group, Ltd.                                              10,000         973             0.0%
#   SEA Holdings, Ltd.                                           430,000     450,838             0.0%
    SEEC Media Group, Ltd.                                     1,654,000      37,772             0.0%
    Shangri-La Asia, Ltd.                                      2,702,166   2,465,984             0.0%
#   Shenyin Wanguo HK, Ltd.                                      960,000     421,063             0.0%
*   Shougang Concord Grand Group, Ltd.                           334,000      15,866             0.0%
#*  Shougang Concord Technology Holdings                       4,482,000     218,449             0.0%
*   Shun Ho Technology Holdings, Ltd.                             70,224      24,019             0.0%
    Shun Tak Holdings, Ltd.                                    5,898,250   2,343,114             0.0%
*   Silver base Group Holdings, Ltd.                             470,000      71,658             0.0%
    Sing Tao News Corp., Ltd.                                    892,000     124,119             0.0%
    Singamas Container Holdings, Ltd.                          3,680,000     439,516             0.0%
    Sino Land Co., Ltd.                                        2,830,706   4,369,198             0.0%
    Sitoy Group Holdings, Ltd.                                   706,000     337,509             0.0%
#   SJM Holdings, Ltd.                                         4,678,699   3,890,128             0.0%
    SmarTone Telecommunications Holdings, Ltd.                 1,437,555   2,526,449             0.0%
*   SOCAM Development, Ltd.                                      926,488     549,340             0.0%
*   Solartech International Hldgs, Ltd.                        1,500,000      40,840             0.0%
*   Solomon Systech International, Ltd.                          754,000      39,743             0.0%
    Soundwill Holdings, Ltd.                                      58,000      74,438             0.0%
*   South China Holdings Co., Ltd.                             2,176,000     142,711             0.0%
*   South Sea Petroleum Holdings, Ltd.                           408,000      11,386             0.0%
    Stella International Holdings, Ltd.                          825,000   2,037,495             0.0%
    Stelux Holdings International, Ltd.                          637,600      67,534             0.0%
*   Success Universe Group, Ltd.                               3,996,000      98,666             0.0%
    Sun Hing Vision Group Holdings, Ltd.                         122,000      45,681             0.0%
#   Sun Hung Kai & Co., Ltd.                                   2,171,787   1,461,629             0.0%
    Sun Hung Kai Properties, Ltd.                              1,150,511  15,383,085             0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                               SHARES     VALUE++    OF NET ASSETS**
                                                              --------- ------------ ---------------
HONG KONG -- (Continued)
    Sunwah Kingsway Capital Holdings, Ltd.                    3,120,000 $     62,464             0.0%
    Swire Pacific, Ltd. Class A                                 625,000    7,245,031             0.1%
    Swire Pacific, Ltd. Class B                                 485,000    1,054,021             0.0%
    Swire Properties, Ltd.                                      467,450    1,403,123             0.0%
*   Symphony Holdings, Ltd.                                   1,711,500      167,383             0.0%
    TAI Cheung Holdings, Ltd.                                   485,000      389,965             0.0%
    Tai Sang Land Development, Ltd.                             145,523       78,798             0.0%
#   Tan Chong International, Ltd.                               372,000      124,903             0.0%
    Tao Heung Holdings, Ltd.                                     60,000       18,959             0.0%
*   Taung Gold International, Ltd.                            3,200,000       36,225             0.0%
    Techtronic Industries Co., Ltd.                           2,725,000    9,926,697             0.1%
    Television Broadcasts, Ltd.                               1,118,800    4,070,261             0.0%
*   Termbray Industries International Holdings, Ltd.            112,000        8,372             0.0%
    Texwinca Holdings, Ltd.                                   2,414,000    2,336,813             0.0%
#*  Titan Petrochemicals Group, Ltd.                          3,200,000          206             0.0%
#   Tradelink Electronic Commerce, Ltd.                       1,704,000      356,975             0.0%
#   Transport International Holdings, Ltd.                      337,800      911,830             0.0%
#   Trinity, Ltd.                                             4,182,000      607,464             0.0%
*   TSC Group Holdings, Ltd.                                  1,374,000      273,589             0.0%
    Tsui Wah Holdings, Ltd.                                     312,000       70,215             0.0%
*   United Laboratories International Holdings, Ltd. (The)    2,093,500    1,111,682             0.0%
*   Up Energy Development Group, Ltd.                           224,000       15,267             0.0%
*   Value Convergence Holdings, Ltd.                            276,000       52,412             0.0%
#   Value Partners Group, Ltd.                                1,999,000    2,121,893             0.0%
    Van Shung Chong Holdings, Ltd.                              196,000       27,824             0.0%
*   Vanke Property Overseas, Ltd.                               123,000       86,951             0.0%
    Vantage International Holdings, Ltd.                        130,000        9,362             0.0%
    Varitronix International, Ltd.                              976,000      665,865             0.0%
    Vedan International Holdings, Ltd.                        1,192,000       66,337             0.0%
    Victory City International Holdings, Ltd.                 4,829,238      589,786             0.0%
    Vitasoy International Holdings, Ltd.                      1,180,000    1,958,855             0.0%
    VST Holdings, Ltd.                                        2,253,200      661,461             0.0%
    VTech Holdings, Ltd.                                        254,600    3,082,937             0.0%
    Wai Kee Holdings, Ltd.                                      222,000       72,151             0.0%
    Wharf Holdings, Ltd. (The)                                1,018,750    6,075,086             0.1%
    Wheelock & Co., Ltd.                                      1,206,000    5,621,302             0.1%
    Win Hanverky Holdings, Ltd.                                  32,000        6,388             0.0%
*   Winfull Group Holdings, Ltd.                              3,696,000      113,504             0.0%
    Wing On Co. International, Ltd.                             123,137      383,793             0.0%
    Wing Tai Properties, Ltd.                                   390,000      223,720             0.0%
    Wong's Kong King International                              110,000        9,533             0.0%
#   Wynn Macau, Ltd.                                            846,000    1,161,417             0.0%
*   Xingye Copper International Group, Ltd.                     279,000       31,346             0.0%
    Xinyi Glass Holdings, Ltd.                                8,190,000    4,253,468             0.0%
    Yau Lee Holdings, Ltd.                                      218,000       33,974             0.0%
    Yeebo International Hldg                                    754,000      161,351             0.0%
#   YGM Trading, Ltd.                                           103,000       82,276             0.0%
*   Yuan Heng Gas Holdings, Ltd.                                512,000       46,108             0.0%
    Yue Yuen Industrial Holdings, Ltd.                        1,768,500    6,428,829             0.1%
*   ZH International Holdings, Ltd.                             990,000       32,948             0.0%
                                                                        ------------             ---
TOTAL HONG KONG                                                          424,589,780             2.9%
                                                                        ------------             ---

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                              ---------- ----------- ---------------
IRELAND -- (0.5%)
*   Bank of Ireland                                           18,075,046 $ 6,720,710             0.1%
*   Bank of Ireland Sponsored ADR                                 79,950   1,183,180             0.0%
    C&C Group P.L.C.(B010DT8)                                     24,767      98,940             0.0%
    C&C Group P.L.C.(B011Y09)                                    486,561   1,937,407             0.0%
    CRH P.L.C.(4182249)                                          173,628   4,752,341             0.0%
    CRH P.L.C.(0182704)                                           71,685   1,961,660             0.0%
    CRH P.L.C. Sponsored ADR                                     515,341  14,099,730             0.1%
    FBD Holdings P.L.C.(0329028)                                  18,709     139,410             0.0%
    FBD Holdings P.L.C.(4330231)                                  31,758     242,827             0.0%
    Glanbia P.L.C.(4058629)                                      143,449   2,779,733             0.0%
    Glanbia P.L.C.(0066950)                                       74,909   1,449,710             0.0%
    IFG Group P.L.C.                                              48,074     116,313             0.0%
*   Independent News & Media P.L.C.                              849,023     156,076             0.0%
    Irish Continental Group P.L.C.                               195,580   1,062,481             0.0%
*   Kenmare Resources P.L.C.                                     357,459      11,090             0.0%
    Kerry Group P.L.C. Class A(0490656)                           76,886   6,254,886             0.1%
    Kerry Group P.L.C. Class A(4519579)                           16,254   1,318,274             0.0%
    Kingspan Group P.L.C.(0492793)                                19,320     468,406             0.0%
    Kingspan Group P.L.C.(4491235)                               425,269  10,286,855             0.1%
    Paddy Power P.L.C.(BWXC0Z1)                                    6,905     804,490             0.0%
    Paddy Power P.L.C.(BWT6H89)                                   45,128   5,221,838             0.0%
    Smurfit Kappa Group P.L.C.                                   488,227  13,894,459             0.1%
                                                                         -----------             ---
TOTAL IRELAND                                                             74,960,816             0.5%
                                                                         -----------             ---
ISRAEL -- (0.6%)
*   ADO Group, Ltd.                                                1,008      11,083             0.0%
#*  Africa Israel Investments, Ltd.                              715,013     527,703             0.0%
    Africa Israel Properties, Ltd.                                22,005     299,799             0.0%
*   Airport City, Ltd.                                           129,608   1,262,214             0.0%
*   Allot Communications, Ltd.                                     5,559      31,387             0.0%
#   Alrov Properties and Lodgings, Ltd.                           15,964     342,430             0.0%
    Amot Investments, Ltd.                                       226,870     737,157             0.0%
#*  AudioCodes, Ltd.                                              29,705     102,829             0.0%
    Avgol Industries 1953, Ltd.                                   30,929      27,548             0.0%
*   Azorim-Investment Development & Construction Co., Ltd.        20,709      14,728             0.0%
    Azrieli Group                                                 65,670   2,573,659             0.0%
    Bank Hapoalim BM                                           1,128,161   5,872,493             0.1%
*   Bank Leumi Le-Israel BM                                    1,295,915   4,917,194             0.1%
    Bayside Land Corp.                                             1,387     427,353             0.0%
#   Bezeq The Israeli Telecommunication Corp., Ltd.            1,878,121   4,024,785             0.1%
    Big Shopping Centers 2004, Ltd.                                1,201      58,410             0.0%
    Blue Square Real Estate, Ltd.                                  2,328      62,380             0.0%
#*  Brainsway, Ltd.                                                1,406       9,008             0.0%
*   Cellcom Israel, Ltd.(M2196U109)                               40,066     305,704             0.0%
*   Cellcom Israel, Ltd.(B23WQK8)                                 69,177     514,729             0.0%
#*  Ceragon Networks, Ltd.                                        14,237      25,909             0.0%
#*  Clal Biotechnology Industries, Ltd.                          168,288     136,984             0.0%
*   Clal Insurance Enterprises Holdings, Ltd.                     62,202     947,705             0.0%
#*  Compugen, Ltd.                                                16,989     105,342             0.0%
    Delek Automotive Systems, Ltd.                                72,382     687,335             0.0%
#   Delek Group, Ltd.                                              5,841   1,405,890             0.0%
#   Delta-Galil Industries, Ltd.                                  22,832     718,194             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
ISRAEL -- (Continued)
#   Direct Insurance Financial Investments, Ltd.                 40,492 $  297,123             0.0%
    El Al Israel Airlines                                       632,731    299,392             0.0%
    Elbit Systems, Ltd.(M3760D101)                                  733     58,295             0.0%
    Elbit Systems, Ltd.(6308913)                                 34,092  2,702,009             0.0%
#   Electra, Ltd.                                                 3,567    453,235             0.0%
#   Elron Electronic Industries, Ltd.                             6,344     29,731             0.0%
*   Energix-Renewable Energies, Ltd.                                  1         --             0.0%
#*  Evogene, Ltd.                                                20,416    157,158             0.0%
*   EZchip Semiconductor, Ltd.(6554998)                           2,588     63,080             0.0%
#*  EZchip Semiconductor, Ltd.(M4146Y108)                        60,117  1,467,456             0.0%
#   First International Bank Of Israel, Ltd.                     79,449    995,830             0.0%
    FMS Enterprises Migun, Ltd.                                   3,360     63,893             0.0%
    Formula Systems 1985, Ltd.                                   16,571    486,338             0.0%
#   Fox Wizel, Ltd.                                              11,349    180,373             0.0%
#   Frutarom Industries, Ltd.                                    58,434  2,523,347             0.0%
*   Gilat Satellite Networks, Ltd.(B01BZ39)                      11,297     39,602             0.0%
*   Gilat Satellite Networks, Ltd.(M51474118)                     4,324     15,091             0.0%
    Golf & Co., Ltd.                                             12,895     25,567             0.0%
*   Hadera Paper, Ltd.                                            3,551    100,805             0.0%
#   Harel Insurance Investments & Financial Services, Ltd.      308,156  1,301,373             0.0%
    Hilan, Ltd.                                                   6,428     84,740             0.0%
    IDI Insurance Co., Ltd.                                         426     21,332             0.0%
#   Industrial Buildings Corp., Ltd.                             69,029     63,172             0.0%
    Israel Chemicals, Ltd.                                      169,603    940,407             0.0%
*   Israel Discount Bank, Ltd. Class A                        1,936,348  3,541,739             0.0%
    Israel Land Development Co., Ltd. (The)                       7,214     29,793             0.0%
    Ituran Location and Control, Ltd.(M6158M104)                  4,215     85,986             0.0%
    Ituran Location and Control, Ltd.(B0LDC23)                   21,802    447,528             0.0%
*   Jerusalem Oil Exploration                                    28,468  1,137,576             0.0%
#*  Kamada, Ltd.                                                 68,180    274,275             0.0%
    Magic Software Enterprises, Ltd.                             10,713     58,429             0.0%
    Matrix IT, Ltd.                                             106,672    655,649             0.0%
    Maytronics, Ltd.                                              8,565     21,885             0.0%
#*  Mazor Robotics, Ltd.                                         29,389    162,017             0.0%
    Meitav DS Investments, Ltd.                                  17,159     43,110             0.0%
#   Melisron, Ltd.                                               30,056  1,048,164             0.0%
    Menorah Mivtachim Holdings, Ltd.                             59,756    522,684             0.0%
    Migdal Insurance & Financial Holding, Ltd.                  637,747    580,765             0.0%
#   Mivtach Shamir Holdings, Ltd.                                 9,917    197,825             0.0%
    Mizrahi Tefahot Bank, Ltd.                                  297,216  3,612,199             0.1%
*   Naphtha Israel Petroleum Corp., Ltd.                         51,067    291,355             0.0%
    Neto ME Holdings, Ltd.                                        1,394     84,658             0.0%
    NICE-Systems, Ltd. Sponsored ADR                             39,553  2,445,166             0.0%
*   Nova Measuring Instruments, Ltd.                             41,864    436,668             0.0%
*   Oil Refineries, Ltd.                                      3,529,688  1,289,943             0.0%
#   Osem Investments, Ltd.                                       35,426    685,756             0.0%
#*  Partner Communications Co., Ltd.                            167,873    760,129             0.0%
*   Partner Communications Co., Ltd. ADR                         11,519     52,411             0.0%
    Paz Oil Co., Ltd.                                            13,129  1,955,851             0.0%
#   Phoenix Holdings, Ltd. (The)                                143,415    375,814             0.0%
    Plasson Industries, Ltd.                                      1,880     57,741             0.0%
#   Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.         14,902    702,106             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                              ---------- ----------- ---------------
ISRAEL -- (Continued)
    Sapiens International Corp. NV                                10,724 $   126,531             0.0%
#   Shikun & Binui, Ltd.                                         442,900     808,235             0.0%
#*  Shufersal, Ltd.                                              255,097     728,366             0.0%
#*  Strauss Group, Ltd.                                           42,103     603,135             0.0%
*   Summit Real Estate Holdings, Ltd.                              2,375      10,295             0.0%
    Teva Pharmaceutical Industries, Ltd.                             264      15,674             0.0%
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR           570,084  33,743,272             0.3%
#*  Tower Semiconductor, Ltd.(M87915274)                          15,678     209,458             0.0%
*   Tower Semiconductor, Ltd.(6320605)                            22,626     309,374             0.0%
*   Union Bank of Israel                                          53,473     198,280             0.0%
                                                                         -----------             ---
TOTAL ISRAEL                                                              96,829,143             0.7%
                                                                         -----------             ---
ITALY -- (2.7%)
    A2A SpA                                                    2,489,990   3,410,849             0.0%
    ACEA SpA                                                     101,150   1,454,043             0.0%
*   Aedes SpA                                                     34,222      20,237             0.0%
#*  Aeffe SpA                                                     68,280     112,449             0.0%
    Alerion Cleanpower SpA                                        51,095     143,788             0.0%
#   Amplifon SpA                                                 147,021   1,143,253             0.0%
    Anima Holding SpA                                              9,810      96,052             0.0%
    Ansaldo STS SpA                                              193,792   2,061,864             0.0%
*   Arnoldo Mondadori Editore SpA                                504,827     615,290             0.0%
    Ascopiave SpA                                                155,155     364,971             0.0%
    Assicurazioni Generali SpA                                   480,517   9,104,143             0.1%
#   Astaldi SpA                                                  224,562   1,808,876             0.0%
    Atlantia SpA                                                 230,737   6,389,879             0.1%
*   Autogrill SpA                                                228,290   2,125,049             0.0%
    Azimut Holding SpA                                           157,579   3,790,248             0.0%
#*  Banca Carige SpA                                             553,857   1,009,548             0.0%
    Banca Finnat Euramerica SpA                                  202,150     111,124             0.0%
    Banca Generali SpA                                           110,916   3,416,182             0.0%
    Banca IFIS SpA                                                31,239     770,552             0.0%
*   Banca Monte dei Paschi di Siena SpA                        2,032,316   3,730,779             0.0%
    Banca Popolare dell'Emilia Romagna SC                      2,145,256  17,312,391             0.1%
#*  Banca Popolare dell'Etruria e del Lazio SC                   672,810     161,732             0.0%
    Banca Popolare di Milano Scarl                            13,116,710  12,307,607             0.1%
    Banca Popolare di Sondrio SCARL                            1,069,241   4,877,203             0.0%
#   Banca Profilo SpA                                            586,197     175,267             0.0%
    Banco di Desio e della Brianza SpA                            33,828     115,579             0.0%
*   Banco Popolare SC                                            892,970  13,343,822             0.1%
    BasicNet SpA                                                  47,125     205,671             0.0%
*   Beghelli SpA                                                  52,121      24,335             0.0%
    Biesse SpA                                                    35,855     587,169             0.0%
    Brembo SpA                                                    48,108   2,120,410             0.0%
*   Brioschi Sviluppo Immobiliare SpA                            218,173      21,291             0.0%
#   Brunello Cucinelli SpA                                        36,583     661,689             0.0%
#   Buzzi Unicem SpA                                             212,766   3,600,025             0.0%
#   Cairo Communication SpA                                       47,163     237,723             0.0%
*   Carraro SpA                                                   24,693      52,274             0.0%
    Cembre SpA                                                     4,534      70,793             0.0%
    Cementir Holding SpA                                         157,091     878,131             0.0%
*   CIR-Compagnie Industriali Riunite SpA                      1,105,539   1,220,900             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
ITALY -- (Continued)
    CNH Industrial NV                                           530,177 $ 3,588,913             0.0%
    Credito Emiliano SpA                                        229,946   1,643,022             0.0%
*   Credito Valtellinese SC                                   4,265,480   5,369,590             0.1%
*   d'Amico International Shipping SA                           512,424     393,479             0.0%
    Danieli & C Officine Meccaniche SpA                          35,116     749,870             0.0%
    Datalogic SpA                                                28,779     484,752             0.0%
    Davide Campari-Milano SpA                                   266,349   2,280,857             0.0%
    De'Longhi SpA                                                88,075   2,154,509             0.0%
    DeA Capital SpA                                               7,326      11,840             0.0%
#   Delclima                                                     35,945     175,881             0.0%
    DiaSorin SpA                                                 35,032   1,568,486             0.0%
    Ei Towers SpA                                                15,901     964,091             0.0%
    El.En. SpA                                                    5,402     251,732             0.0%
    Elica SpA                                                     6,214      13,151             0.0%
    Enel Green Power SpA                                      4,186,303   8,850,529             0.1%
    Enel SpA                                                  1,329,615   6,131,302             0.1%
    Engineering SpA                                              15,303     934,861             0.0%
    Eni SpA                                                   2,230,601  36,426,265             0.3%
#   Eni SpA Sponsored ADR                                       215,147   7,013,792             0.1%
    ERG SpA                                                     188,000   2,668,747             0.0%
    Esprinet SpA                                                 93,347     841,013             0.0%
*   Eurotech SpA                                                 93,990     178,348             0.0%
    Falck Renewables SpA                                        455,869     570,265             0.0%
#*  Fiat Chrysler Automobiles NV(BRJFWP3)                     1,593,992  23,484,499             0.2%
#*  Fiat Chrysler Automobiles NV(N31738102)                       8,900     130,296             0.0%
#*  Fincantieri SpA                                              56,038      30,745             0.0%
    FinecoBank Banca Fineco SpA                                  44,708     337,899             0.0%
*   Finmeccanica SpA                                            746,752   9,762,075             0.1%
    FNM SpA                                                     346,538     195,161             0.0%
#*  Geox SpA                                                    136,224     635,131             0.0%
*   Gruppo Editoriale L'Espresso SpA                            529,319     571,374             0.0%
    Gruppo MutuiOnline SpA                                        3,773      35,007             0.0%
    Hera SpA                                                  1,148,398   3,013,639             0.0%
*   IMMSI SpA                                                   751,966     413,140             0.0%
    Industria Macchine Automatiche SpA                           21,402   1,105,024             0.0%
*   Intek Group SpA                                           1,101,913     340,875             0.0%
    Interpump Group SpA                                         114,230   1,680,767             0.0%
    Intesa Sanpaolo SpA                                       7,054,314  24,542,346             0.2%
    Iren SpA                                                  1,058,296   1,743,393             0.0%
    Italcementi SpA                                             567,889   6,306,800             0.1%
    Italmobiliare SpA                                            23,527   1,015,540             0.0%
*   Juventus Football Club SpA                                1,175,852     336,888             0.0%
    La Doria SpA                                                 23,017     310,343             0.0%
#*  Landi Renzo SpA                                              62,245      53,423             0.0%
    Luxottica Group SpA                                          70,933   4,972,426             0.1%
    Luxottica Group SpA Sponsored ADR                            13,059     916,219             0.0%
#*  Maire Tecnimont SpA                                         226,472     651,980             0.0%
    MARR SpA                                                     51,226   1,042,736             0.0%
    Mediaset SpA                                              1,209,977   6,141,363             0.1%
    Mediobanca SpA                                            1,298,561  13,059,328             0.1%
    Mediolanum SpA                                              262,903   2,141,879             0.0%
    Moncler SpA                                                 152,144   2,447,227             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                SHARES     VALUE++    OF NET ASSETS**
                                                              ---------- ------------ ---------------
ITALY -- (Continued)
    Nice SpA                                                      16,046 $     45,155             0.0%
    Parmalat SpA                                                 911,385    2,370,460             0.0%
#   Piaggio & C SpA                                              302,261      750,005             0.0%
#*  Pininfarina SpA                                                3,163       17,488             0.0%
#*  Prelios SpA                                                  159,284       58,309             0.0%
#   Prima Industrie SpA                                           17,258      286,560             0.0%
    Prysmian SpA                                                 395,387    8,538,498             0.1%
#*  RCS MediaGroup SpA                                           229,810      183,379             0.0%
    Recordati SpA                                                171,017    4,250,698             0.0%
#*  Reno de Medici SpA                                           455,851      167,373             0.0%
    Reply SpA                                                      7,568      964,144             0.0%
#*  Retelit SpA                                                  403,312      265,900             0.0%
    Sabaf SpA                                                      5,696       76,603             0.0%
    SAES Getters SpA                                               4,958       43,821             0.0%
*   Safilo Group SpA                                             135,020    1,676,630             0.0%
#*  Saipem SpA                                                   749,050    7,037,148             0.1%
    Salini Impregilo SpA                                         643,985    2,666,516             0.0%
#   Salvatore Ferragamo SpA                                       53,385    1,448,960             0.0%
#*  Saras SpA                                                    609,072    1,201,743             0.0%
#   SAVE SpA                                                      27,403      399,822             0.0%
    Servizi Italia SpA                                             3,824       16,725             0.0%
#*  Snai SpA                                                      53,214       63,185             0.0%
    Snam SpA                                                     759,181    3,928,759             0.0%
    Societa Cattolica di Assicurazioni SCRL                      302,966    2,364,579             0.0%
    Societa Iniziative Autostradali e Servizi SpA                212,956    2,444,536             0.0%
*   Societa Partecipazioni Finanziarie SpA                       271,551           --             0.0%
*   Sogefi SpA                                                   102,184      247,070             0.0%
    SOL SpA                                                       49,276      403,461             0.0%
    Tamburi Investment Partners SpA                               14,269       55,329             0.0%
*   Telecom Italia SpA                                        14,898,954   20,785,252             0.2%
*   Telecom Italia SpA Sponsored ADR                             331,845    4,612,645             0.0%
    Tenaris SA                                                   104,413    1,315,010             0.0%
    Tenaris SA ADR                                                48,107    1,215,664             0.0%
    Terna Rete Elettrica Nazionale SpA                         1,707,629    8,685,524             0.1%
*   Tiscali SpA                                                5,394,681      360,397             0.0%
#   Tod's SpA                                                     18,729    1,568,599             0.0%
#   Trevi Finanziaria Industriale SpA                            461,725      596,074             0.0%
#   TXT e-solutions SpA                                            5,965       54,070             0.0%
*   Uni Land SpA                                                  58,555           --             0.0%
    UniCredit SpA                                              2,749,560   17,754,088             0.1%
    Unione di Banche Italiane SpA                              1,869,307   13,985,676             0.1%
    Unipol Gruppo Finanziario SpA                                857,080    3,992,265             0.0%
    UnipolSai SpA                                              2,033,297    4,902,145             0.1%
    Vittoria Assicurazioni SpA                                    82,805      915,832             0.0%
*   Yoox Net-A-Porter Group SpA                                   97,418    3,303,018             0.0%
    Zignago Vetro SpA                                             41,504      269,951             0.0%
                                                                         ------------             ---
TOTAL ITALY                                                               416,625,072             2.9%
                                                                         ------------             ---
JAPAN -- (21.6%)
    77 Bank, Ltd. (The)                                          957,000    5,291,983             0.1%
*   A&A Material Corp.                                            42,000       32,832             0.0%
    A&D Co., Ltd.                                                 44,100      161,997             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
JAPAN -- (Continued)
    ABC-Mart, Inc.                                               24,100 $ 1,344,229             0.0%
    Accordia Golf Co., Ltd.                                     256,000   2,320,956             0.0%
    Achilles Corp.                                              417,000     515,192             0.0%
    ADEKA Corp.                                                 244,600   3,594,596             0.0%
    Aderans Co., Ltd.                                            73,600     514,646             0.0%
    Advan Co., Ltd.                                              43,400     401,563             0.0%
    Advanex, Inc.                                                 6,800      98,738             0.0%
#   Advantest Corp.                                             275,300   2,196,090             0.0%
#   Advantest Corp. ADR                                          15,767     125,348             0.0%
    Aeon Co., Ltd.                                            1,682,969  24,935,281             0.2%
    Aeon Delight Co., Ltd.                                       52,100   1,500,910             0.0%
#   Aeon Fantasy Co., Ltd.                                       25,600     416,922             0.0%
    Aeon Hokkaido Corp.                                          16,100      72,572             0.0%
    Aeon Mall Co., Ltd.                                          96,320   1,611,213             0.0%
*   AGORA Hospitality Group Co., Ltd.                            41,000      14,218             0.0%
#   Agro-Kanesho Co., Ltd.                                       10,100      81,635             0.0%
    Ahresty Corp.                                                71,300     478,928             0.0%
#   Ai Holdings Corp.                                            58,500   1,423,814             0.0%
    Aica Kogyo Co., Ltd.                                         86,800   1,719,321             0.0%
    Aichi Bank, Ltd. (The)                                       23,400   1,302,017             0.0%
    Aichi Corp.                                                  88,700     562,660             0.0%
    Aichi Steel Corp.                                           368,000   1,598,521             0.0%
    Aichi Tokei Denki Co., Ltd.                                  70,000     188,331             0.0%
    Aida Engineering, Ltd.                                      118,900   1,133,112             0.0%
#*  Aigan Co., Ltd.                                               3,200       6,691             0.0%
    Ain Pharmaciez, Inc.                                         60,100   2,845,061             0.0%
    Aiphone Co., Ltd.                                            14,300     219,958             0.0%
    Air Water, Inc.                                             362,000   5,923,314             0.1%
    Airport Facilities Co., Ltd.                                 65,200     296,009             0.0%
    Aisan Industry Co., Ltd.                                    115,600   1,156,187             0.0%
    Aisin Seiki Co., Ltd.                                       382,900  15,196,915             0.1%
    AIT Corp.                                                     1,200      11,250             0.0%
#   Aizawa Securities Co., Ltd.                                  37,800     226,928             0.0%
    Ajinomoto Co., Inc.                                         429,000   9,555,540             0.1%
#   Akebono Brake Industry Co., Ltd.                            263,300     770,933             0.0%
    Akita Bank, Ltd. (The)                                      509,000   1,669,521             0.0%
    Albis Co., Ltd.                                                 800      14,801             0.0%
    Alconix Corp.                                                32,700     458,301             0.0%
    Alfresa Holdings Corp.                                      251,200   4,816,860             0.1%
#   Alinco, Inc.                                                 35,400     335,251             0.0%
#*  Allied Telesis Holdings K.K.                                108,600      59,130             0.0%
#   Alpen Co., Ltd.                                              54,300     888,870             0.0%
    Alpha Corp.                                                   3,500      37,980             0.0%
    Alpha Systems, Inc.                                           8,520     143,701             0.0%
    Alpine Electronics, Inc.                                    163,600   2,148,162             0.0%
    Alps Electric Co., Ltd.                                     280,400   8,703,386             0.1%
    Alps Logistics Co., Ltd.                                     10,900     128,902             0.0%
    Altech Corp.                                                 14,000     254,398             0.0%
    Amada Holdings Co., Ltd.                                    695,700   6,204,520             0.1%
    Amano Corp.                                                 151,400   1,966,485             0.0%
    Amiyaki Tei Co., Ltd.                                        12,200     433,737             0.0%
    Amuse, Inc.                                                   6,500     262,251             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
JAPAN -- (Continued)
    ANA Holdings, Inc.                                          505,000 $ 1,508,029             0.0%
    Anest Iwata Corp.                                            76,100     537,541             0.0%
    Anritsu Corp.                                               372,500   2,425,841             0.0%
    AOI Electronics Co., Ltd.                                     2,700      78,516             0.0%
    AOI Pro, Inc.                                                10,700      81,902             0.0%
    AOKI Holdings, Inc.                                         140,300   1,710,118             0.0%
    Aomori Bank, Ltd. (The)                                     574,000   1,870,035             0.0%
    Aoyama Trading Co., Ltd.                                    135,800   4,947,648             0.1%
    Aozora Bank, Ltd.                                           771,000   2,818,049             0.0%
*   AP Co Co., Ltd.                                               6,800      85,846             0.0%
    Arakawa Chemical Industries, Ltd.                            39,000     387,733             0.0%
    Arata Corp.                                                  11,600     245,337             0.0%
    Araya Industrial Co., Ltd.                                  104,000     125,262             0.0%
    Arcland Sakamoto Co., Ltd.                                   46,500   1,017,902             0.0%
    ARCLAND SERVICE Co., Ltd.                                     1,200      47,885             0.0%
    Arcs Co., Ltd.                                               79,873   1,610,162             0.0%
#   Ardepro Co., Ltd.                                           202,400     173,567             0.0%
    Argo Graphics, Inc.                                             500       7,251             0.0%
    Ariake Japan Co., Ltd.                                       25,200   1,143,026             0.0%
    Arisawa Manufacturing Co., Ltd.                             112,100     692,741             0.0%
#*  Arrk Corp.                                                   99,300      99,932             0.0%
    Artnature, Inc.                                              36,600     351,923             0.0%
    As One Corp.                                                 31,790   1,128,440             0.0%
    Asahi Broadcasting Corp.                                      4,900      32,833             0.0%
#   Asahi Co., Ltd.                                              54,700     537,274             0.0%
#   Asahi Diamond Industrial Co., Ltd.                          140,700   1,484,625             0.0%
    Asahi Glass Co., Ltd.                                     1,309,000   7,494,667             0.1%
    Asahi Group Holdings, Ltd.                                  119,800   3,695,374             0.0%
#   Asahi Holdings, Inc.                                         76,000   1,118,429             0.0%
    Asahi Intecc Co., Ltd.                                       52,800   2,039,537             0.0%
    Asahi Kasei Corp.                                         1,666,000  10,223,625             0.1%
    Asahi Kogyosha Co., Ltd.                                     31,000     117,763             0.0%
    Asahi Organic Chemicals Industry Co., Ltd.                  196,000     361,884             0.0%
    Asante, Inc.                                                  3,600      44,914             0.0%
#   Asanuma Corp.                                               138,000     345,699             0.0%
    Asatsu-DK, Inc.                                              80,400   1,973,032             0.0%
    Asax Co., Ltd.                                                2,200      29,104             0.0%
    Ashikaga Holdings Co., Ltd.                                 344,500   1,546,060             0.0%
#   Ashimori Industry Co., Ltd.                                 148,000     233,113             0.0%
#*  Asia Growth Capital, Ltd.                                   177,200     225,550             0.0%
#   Asics Corp.                                                  60,000   1,657,241             0.0%
    ASKA Pharmaceutical Co., Ltd.                                65,200     781,514             0.0%
    ASKUL Corp.                                                  22,900     840,564             0.0%
    Astellas Pharma, Inc.                                       216,200   3,138,028             0.0%
    Asunaro Aoki Construction Co., Ltd.                          42,800     316,452             0.0%
#   Ateam, Inc.                                                   6,300      96,555             0.0%
#   Atom Corp.                                                   54,500     294,572             0.0%
    Autobacs Seven Co., Ltd.                                    132,900   2,330,478             0.0%
#   Avex Group Holdings, Inc.                                   141,600   1,669,230             0.0%
    Awa Bank, Ltd. (The)                                        583,000   3,233,166             0.0%
    Axell Corp.                                                  21,300     241,560             0.0%
    Axial Retailing, Inc.                                        17,700     658,483             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
JAPAN -- (Continued)
    Azbil Corp.                                                 114,600 $ 2,891,264             0.0%
    Bandai Namco Holdings, Inc.                                 144,200   3,544,469             0.0%
    Bando Chemical Industries, Ltd.                             162,000     680,191             0.0%
    Bank of Iwate, Ltd. (The)                                    44,000   1,953,800             0.0%
    Bank of Kochi, Ltd. (The)                                   115,000     144,258             0.0%
    Bank of Kyoto, Ltd. (The)                                   601,000   6,069,802             0.1%
#   Bank of Nagoya, Ltd. (The)                                  489,000   1,811,963             0.0%
    Bank of Okinawa, Ltd. (The)                                  46,850   1,838,558             0.0%
    Bank of Saga, Ltd. (The)                                    358,000     812,121             0.0%
    Bank of the Ryukyus, Ltd.                                   102,300   1,460,642             0.0%
    Bank of Yokohama, Ltd. (The)                              1,001,000   6,247,351             0.1%
    Belc Co., Ltd.                                               27,838   1,038,736             0.0%
    Belluna Co., Ltd.                                           143,000     816,036             0.0%
    Benefit One, Inc.                                            14,200     248,575             0.0%
    Benesse Holdings, Inc.                                      152,200   4,080,373             0.1%
    Best Denki Co., Ltd.                                        227,400     257,518             0.0%
#   Bic Camera, Inc.                                            243,600   1,981,957             0.0%
    BML, Inc.                                                    33,400     983,597             0.0%
    Bookoff Corp.                                                35,600     272,525             0.0%
#   BP Castrol K.K.                                              15,500     162,695             0.0%
    Bridgestone Corp.                                           273,100  10,014,821             0.1%
    Broadleaf Co., Ltd.                                          60,400     691,857             0.0%
#   Broccoli Co., Ltd.                                           36,000     110,738             0.0%
#   BRONCO BILLY Co., Ltd.                                       10,000     192,523             0.0%
    Brother Industries, Ltd.                                    510,800   6,528,764             0.1%
    Bunka Shutter Co., Ltd.                                     146,600   1,138,083             0.0%
    C Uyemura & Co., Ltd.                                         3,300     171,965             0.0%
    Calbee, Inc.                                                 51,900   1,880,429             0.0%
    Calsonic Kansei Corp.                                       484,000   3,857,323             0.0%
#   Can Do Co., Ltd.                                             25,400     333,511             0.0%
    Canon Electronics, Inc.                                      54,000     921,120             0.0%
    Canon Marketing Japan, Inc.                                 115,600   1,757,435             0.0%
    Canon, Inc.                                                 288,934   8,628,164             0.1%
#   Canon, Inc. Sponsored ADR                                    57,577   1,714,643             0.0%
    Capcom Co., Ltd.                                            131,200   2,766,333             0.0%
#   Career Design Center Co., Ltd.                                5,500      54,505             0.0%
    Carlit Holdings Co., Ltd.                                    27,400     119,235             0.0%
#   Casio Computer Co., Ltd.                                    234,200   4,412,178             0.1%
    Cawachi, Ltd.                                                49,300     853,200             0.0%
    Central Glass Co., Ltd.                                     591,000   2,917,179             0.0%
    Central Japan Railway Co.                                    29,700   5,417,674             0.1%
    Central Sports Co., Ltd.                                      3,400      63,455             0.0%
    Century Tokyo Leasing Corp.                                 133,730   4,536,312             0.1%
    Chiba Bank, Ltd. (The)                                      732,000   5,339,962             0.1%
    Chiba Kogyo Bank, Ltd. (The)                                150,200     878,598             0.0%
*   Chilled & Frozen Logistics Holdings Co, Ltd.                  1,300       9,470             0.0%
    CHIMNEY Co., Ltd.                                             6,000     153,482             0.0%
    Chino Corp.                                                  13,300     119,993             0.0%
    Chiyoda Co., Ltd.                                            53,500   1,773,664             0.0%
    Chiyoda Integre Co., Ltd.                                    36,100     871,614             0.0%
    Chofu Seisakusho Co., Ltd.                                      900      18,680             0.0%
#   Chori Co., Ltd.                                              28,800     405,897             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Chubu Electric Power Co., Inc.                            270,100 $4,154,947             0.1%
    Chubu Shiryo Co., Ltd.                                     68,300    586,327             0.0%
    Chudenko Corp.                                              2,000     43,215             0.0%
#   Chuetsu Pulp & Paper Co., Ltd.                            272,000    483,675             0.0%
*   Chugai Mining Co., Ltd.                                   259,700     55,785             0.0%
    Chugai Pharmaceutical Co., Ltd.                            20,800    669,550             0.0%
#   Chugai Ro Co., Ltd.                                       133,000    251,513             0.0%
    Chugoku Bank, Ltd. (The)                                  311,500  4,415,919             0.1%
    Chugoku Electric Power Co., Inc. (The)                    126,800  1,916,137             0.0%
    Chugoku Marine Paints, Ltd.                               172,000  1,229,610             0.0%
    Chukyo Bank, Ltd. (The)                                   331,000    688,565             0.0%
    Chuo Gyorui Co., Ltd.                                      38,000     84,599             0.0%
    Chuo Spring Co., Ltd.                                      60,000    143,249             0.0%
    Citizen Holdings Co., Ltd.                                544,550  4,127,413             0.1%
    CKD Corp.                                                 145,300  1,321,172             0.0%
#   Clarion Co., Ltd.                                         488,000  1,671,637             0.0%
    Cleanup Corp.                                              61,300    387,381             0.0%
#   CMIC Holdings Co., Ltd.                                    38,800    483,665             0.0%
#   CMK Corp.                                                 244,200    464,930             0.0%
    Coca-Cola East Japan Co., Ltd.                            154,767  2,175,152             0.0%
    Coca-Cola West Co., Ltd.                                  225,002  4,550,078             0.1%
    Cocokara fine, Inc.                                        39,620  1,566,302             0.0%
#*  COLOPL, Inc.                                               60,400    986,707             0.0%
#   Colowide Co., Ltd.                                         84,300  1,142,615             0.0%
    Computer Engineering & Consulting, Ltd.                    29,700    263,515             0.0%
    COMSYS Holdings Corp.                                     232,000  3,030,276             0.0%
    CONEXIO Corp.                                              30,400    306,573             0.0%
#   COOKPAD, Inc.                                              77,700  1,478,516             0.0%
    Corona Corp.                                               21,700    213,757             0.0%
#   Cosel Co., Ltd.                                            27,300    266,801             0.0%
*   Cosmo Energy Holdings Co., Ltd.                           151,700  2,062,058             0.0%
*   Cosmos Initia Co., Ltd.                                    17,500     68,077             0.0%
#   Cosmos Pharmaceutical Corp.                                 8,900  1,107,822             0.0%
    Create Medic Co., Ltd.                                      3,500     27,415             0.0%
    CREATE SD HOLDINGS Co., Ltd.                               15,300    900,870             0.0%
    Credit Saison Co., Ltd.                                   151,600  3,112,283             0.0%
    Cresco, Ltd.                                               34,200    544,592             0.0%
#   CROOZ, Inc.                                                11,000    240,795             0.0%
    Cross Plus, Inc.                                            2,000     11,417             0.0%
    CTI Engineering Co., Ltd.                                  35,400    350,159             0.0%
    CyberAgent, Inc.                                           13,900    570,907             0.0%
    Cybernet Systems Co., Ltd.                                  4,600     15,210             0.0%
    DA Consortium, Inc.                                        82,600    323,359             0.0%
    Dai Nippon Printing Co., Ltd.                             506,000  5,233,092             0.1%
    Dai Nippon Toryo Co., Ltd.                                333,000    507,958             0.0%
    Dai-Dan Co., Ltd.                                          48,000    340,556             0.0%
#   Dai-Ichi Kogyo Seiyaku Co., Ltd.                          129,000    405,071             0.0%
    Dai-ichi Life Insurance Co., Ltd. (The)                   468,300  8,101,256             0.1%
    Dai-ichi Seiko Co., Ltd.                                   23,600    313,322             0.0%
    Daibiru Corp.                                             140,700  1,196,615             0.0%
    Daicel Corp.                                              566,200  7,481,984             0.1%
    Daido Kogyo Co., Ltd.                                      84,000    159,303             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
JAPAN -- (Continued)
    Daido Metal Co., Ltd.                                       108,900 $1,020,156             0.0%
    Daido Steel Co., Ltd.                                       809,000  3,096,697             0.0%
    Daidoh, Ltd.                                                 42,900    178,446             0.0%
    Daifuku Co., Ltd.                                           194,300  2,875,606             0.0%
    Daihatsu Diesel Manufacturing Co., Ltd.                      39,000    253,410             0.0%
#   Daihatsu Motor Co., Ltd.                                    465,800  5,705,909             0.1%
    Daihen Corp.                                                259,000  1,287,908             0.0%
#   Daiho Corp.                                                 226,000    995,448             0.0%
    Daiichi Jitsugyo Co., Ltd.                                  125,000    533,320             0.0%
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                        6,200    245,992             0.0%
    Daiichi Sankyo Co., Ltd.                                    462,400  9,081,090             0.1%
    Daiichikosho Co., Ltd.                                       81,400  2,714,854             0.0%
    Daiken Corp.                                                111,000    324,283             0.0%
#   Daiken Medical Co., Ltd.                                     30,600    260,536             0.0%
    Daiki Aluminium Industry Co., Ltd.                           80,000    218,425             0.0%
    Daikin Industries, Ltd.                                      53,400  3,431,002             0.0%
    Daikoku Denki Co., Ltd.                                      26,000    335,535             0.0%
    Daikokutenbussan Co., Ltd.                                   17,000    583,986             0.0%
    Daikyo, Inc.                                                916,392  1,584,095             0.0%
    Dainichi Co., Ltd.                                           12,700     75,653             0.0%
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.     196,000    928,679             0.0%
#   Daio Paper Corp.                                            297,000  2,930,063             0.0%
#   Daisan Bank, Ltd. (The)                                     395,000    586,968             0.0%
    Daiseki Co., Ltd.                                            62,625  1,004,783             0.0%
    Daishi Bank, Ltd. (The)                                     894,000  4,039,919             0.1%
#   Daishinku Corp.                                             103,000    208,806             0.0%
    Daisue Construction Co., Ltd.                                13,100     90,756             0.0%
    Daisyo Corp.                                                 23,700    279,936             0.0%
    Daito Bank, Ltd. (The)                                      271,000    431,967             0.0%
    Daito Electron Co., Ltd.                                     10,300     76,412             0.0%
    Daito Pharmaceutical Co., Ltd.                               32,800    785,590             0.0%
    Daito Trust Construction Co., Ltd.                           38,600  4,178,307             0.1%
    Daiwa House Industry Co., Ltd.                              292,700  7,683,460             0.1%
    Daiwa Industries, Ltd.                                       29,000    191,854             0.0%
    Daiwa Securities Group, Inc.                              1,231,000  8,417,049             0.1%
    Daiwabo Holdings Co., Ltd.                                  653,000  1,285,947             0.0%
    DC Co., Ltd.                                                 35,900    108,609             0.0%
    DCM Holdings Co., Ltd.                                      293,480  1,944,190             0.0%
#   Dena Co., Ltd.                                              311,800  5,002,608             0.1%
    Denka Co., Ltd.                                           1,532,000  7,109,269             0.1%
    Denki Kogyo Co., Ltd.                                         6,000     25,620             0.0%
    Denso Corp.                                                 174,400  8,130,991             0.1%
    Dentsu, Inc.                                                 84,600  4,756,054             0.1%
    Denyo Co., Ltd.                                              34,800    564,361             0.0%
    Descente, Ltd.                                               77,000    985,714             0.0%
    DIC Corp.                                                 2,238,000  6,057,950             0.1%
    Digital Garage, Inc.                                         17,400    271,093             0.0%
    Disco Corp.                                                  35,600  3,246,928             0.0%
    DMG Mori Co., Ltd.                                          223,100  3,175,094             0.0%
    DMW Corp.                                                       900     13,673             0.0%
    Don Quijote Holdings Co., Ltd.                               47,800  1,755,893             0.0%
    Doshisha Co., Ltd.                                           50,200    924,303             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
JAPAN -- (Continued)
    Doutor Nichires Holdings Co., Ltd.                           83,123 $1,210,448             0.0%
    Dowa Holdings Co., Ltd.                                     489,500  4,267,763             0.1%
#   Dr Ci:Labo Co., Ltd.                                         47,200    850,615             0.0%
#   Dream Incubator, Inc.                                         6,200     99,375             0.0%
    DSB Co, Ltd.                                                 26,100    248,048             0.0%
    DTS Corp.                                                    49,900  1,179,540             0.0%
    Dunlop Sports Co., Ltd.                                      32,600    327,254             0.0%
#   Duskin Co., Ltd.                                             55,100    945,659             0.0%
    Dydo Drinco, Inc.                                               500     21,354             0.0%
    Dynic Corp.                                                  14,000     19,647             0.0%
    Eagle Industry Co., Ltd.                                     80,200  1,612,719             0.0%
#   Earth Chemical Co., Ltd.                                     17,400    687,201             0.0%
    East Japan Railway Co.                                       68,500  6,512,675             0.1%
#   Ebara Corp.                                               1,305,000  5,653,960             0.1%
#   Ebara Jitsugyo Co., Ltd.                                     18,000    221,411             0.0%
#   EDION Corp.                                                 265,600  1,992,338             0.0%
#   Ehime Bank, Ltd. (The)                                      453,000    934,885             0.0%
    Eidai Co., Ltd.                                              28,000     98,983             0.0%
    Eighteenth Bank, Ltd. (The)                                 421,000  1,277,540             0.0%
    Eiken Chemical Co., Ltd.                                     40,800    714,755             0.0%
#   Eisai Co., Ltd.                                              41,200  2,577,043             0.0%
    Eizo Corp.                                                   51,700  1,210,386             0.0%
    Elecom Co., Ltd.                                             57,000    691,306             0.0%
    Electric Power Development Co., Ltd.                         59,200  1,951,583             0.0%
    Elematec Corp.                                               16,403    401,988             0.0%
    EM Systems Co., Ltd.                                          6,800    122,947             0.0%
    en-japan, Inc.                                               17,700    472,029             0.0%
    Endo Lighting Corp.                                          32,800    333,853             0.0%
    Enplas Corp.                                                 34,600  1,273,305             0.0%
*   Enshu, Ltd.                                                 100,000     75,801             0.0%
#   EPS Holdings, Inc.                                           44,600    436,936             0.0%
    ES-CON JAPAN, Ltd.                                           15,800     34,239             0.0%
    ESPEC Corp.                                                  40,300    377,169             0.0%
#   Excel Co., Ltd.                                              25,500    328,616             0.0%
    Exedy Corp.                                                  99,500  2,288,315             0.0%
    Ezaki Glico Co., Ltd.                                        53,800  2,569,607             0.0%
#   F-Tech, Inc.                                                 24,900    226,718             0.0%
#   F@N Communications, Inc.                                     46,700    334,014             0.0%
    Faith, Inc.                                                   9,480    103,408             0.0%
    FALCO HOLDINGS Co., Ltd.                                     13,300    163,773             0.0%
    FamilyMart Co., Ltd.                                         39,500  1,614,632             0.0%
#   Fancl Corp.                                                  83,200  1,165,921             0.0%
    FANUC Corp.                                                  23,000  4,058,153             0.1%
    Fast Retailing Co., Ltd.                                     11,900  4,346,859             0.1%
#   FCC Co., Ltd.                                               100,100  1,770,249             0.0%
#*  FDK Corp.                                                   200,000    207,464             0.0%
    Feed One Co., Ltd.                                          241,520    284,114             0.0%
*   Felissimo Corp.                                               1,200     11,009             0.0%
#   Ferrotec Corp.                                               94,600    922,051             0.0%
    FIDEA Holdings Co., Ltd.                                    472,700  1,023,503             0.0%
#   Fields Corp.                                                 42,600    640,292             0.0%
#   Financial Products Group Co., Ltd.                          113,700    893,519             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
JAPAN -- (Continued)
#   FINDEX, Inc.                                                 23,400 $   155,543             0.0%
*   First Baking Co., Ltd.                                       12,000      11,997             0.0%
    First Juken Co., Ltd.                                         7,200      77,644             0.0%
    FJ Next Co., Ltd.                                            37,200     169,897             0.0%
    Foster Electric Co., Ltd.                                    73,100   1,793,582             0.0%
    FP Corp.                                                     66,800   2,732,508             0.0%
    France Bed Holdings Co., Ltd.                                48,200     378,528             0.0%
    Freund Corp.                                                  5,000      60,885             0.0%
#   FTGroup Co., Ltd.                                            33,600     181,681             0.0%
#   Fudo Tetra Corp.                                            565,600     724,508             0.0%
    Fuji Co. Ltd/Ehime                                           36,400     743,451             0.0%
#   Fuji Corp., Ltd.                                             71,300     402,991             0.0%
    Fuji Electric Co., Ltd.                                   1,339,000   5,974,022             0.1%
    Fuji Furukawa Engineering & Construction Co., Ltd.           10,000      25,054             0.0%
    Fuji Heavy Industries, Ltd.                                 355,200  13,736,865             0.1%
    Fuji Kiko Co., Ltd.                                          62,700     256,819             0.0%
    Fuji Kosan Co., Ltd.                                         11,000      44,836             0.0%
#   Fuji Kyuko Co., Ltd.                                         81,000     770,801             0.0%
    Fuji Media Holdings, Inc.                                   113,000   1,344,231             0.0%
    Fuji Oil Co., Ltd.                                          249,700     778,717             0.0%
    Fuji Oil Holdings, Inc.                                     164,800   2,323,842             0.0%
    Fuji Pharma Co., Ltd.                                        17,300     301,883             0.0%
    Fuji Seal International, Inc.                                56,600   1,921,604             0.0%
    Fuji Soft, Inc.                                              58,300   1,113,977             0.0%
    Fujibo Holdings, Inc.                                       376,000     693,855             0.0%
    Fujicco Co., Ltd.                                            41,600     831,373             0.0%
    FUJIFILM Holdings Corp.                                     240,075   9,576,287             0.1%
    Fujikura Kasei Co., Ltd.                                     58,300     273,839             0.0%
#   Fujikura Rubber, Ltd.                                        48,500     239,289             0.0%
    Fujikura, Ltd.                                              825,000   4,240,431             0.1%
    Fujimi, Inc.                                                 43,500     654,221             0.0%
    Fujimori Kogyo Co., Ltd.                                     38,300   1,055,109             0.0%
#*  Fujisash Co., Ltd.                                          265,700     253,425             0.0%
    Fujishoji Co., Ltd.                                           6,200      63,277             0.0%
#   Fujita Kanko, Inc.                                          127,000     488,851             0.0%
    Fujitec Co., Ltd.                                           177,500   1,915,322             0.0%
    Fujitsu Frontech, Ltd.                                       39,300     509,760             0.0%
    Fujitsu General, Ltd.                                       187,000   2,348,320             0.0%
    Fujitsu, Ltd.                                             2,580,292  12,196,051             0.1%
*   Fujiya Co., Ltd.                                            116,000     189,086             0.0%
    FuKoKu Co., Ltd.                                             15,000     127,954             0.0%
    Fukuda Corp.                                                 59,000     589,547             0.0%
    Fukui Bank, Ltd. (The)                                      645,000   1,352,031             0.0%
    Fukuoka Financial Group, Inc.                               686,600   3,612,992             0.0%
    Fukushima Bank, Ltd. (The)                                  715,000     567,013             0.0%
    Fukushima Industries Corp.                                   38,900     844,624             0.0%
#   Fukuyama Transporting Co., Ltd.                             340,000   1,846,425             0.0%
    FULLCAST Holdings Co., Ltd.                                  22,400     145,530             0.0%
    Fumakilla, Ltd.                                              15,000      53,132             0.0%
    Funai Electric Co., Ltd.                                      7,400      76,361             0.0%
    Funai Soken Holdings, Inc.                                   40,900     627,468             0.0%
#   Furukawa Battery Co., Ltd. (The)                             72,000     508,152             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
JAPAN -- (Continued)
    Furukawa Co., Ltd.                                          618,000 $1,461,346             0.0%
    Furukawa Electric Co., Ltd.                               2,348,067  4,297,014             0.1%
    Furuno Electric Co., Ltd.                                    72,400    489,343             0.0%
    Furusato Industries, Ltd.                                    19,000    280,150             0.0%
    Furuya Metal Co., Ltd.                                        1,400     23,318             0.0%
    Fuso Chemical Co., Ltd.                                       5,000     63,388             0.0%
    Fuso Pharmaceutical Industries, Ltd.                        108,000    250,544             0.0%
    Futaba Corp.                                                  3,200     41,315             0.0%
    Futaba Industrial Co., Ltd.                                 189,800    815,987             0.0%
    Future Architect, Inc.                                       42,600    232,204             0.0%
    Fuyo General Lease Co., Ltd.                                 41,300  1,851,586             0.0%
    G-7 Holdings, Inc.                                            9,200    143,679             0.0%
    G-Tekt Corp.                                                 56,300    695,454             0.0%
    Gakken Holdings Co., Ltd.                                   125,000    242,890             0.0%
    GCA Savvian Corp.                                            19,200    225,434             0.0%
    Gecoss Corp.                                                 46,200    398,268             0.0%
    Genki Sushi Co., Ltd.                                         7,100    130,940             0.0%
#   Genky Stores, Inc.                                           10,000    343,408             0.0%
#   Geo Holdings Corp.                                          117,200  1,753,756             0.0%
    Giken, Ltd.                                                   5,600     75,299             0.0%
#   GLOBERIDE, Inc.                                              34,999    460,502             0.0%
    Glory, Ltd.                                                 153,500  3,883,446             0.0%
    GMO internet, Inc.                                          119,600  1,693,908             0.0%
    GMO Payment Gateway, Inc.                                    26,900  1,059,453             0.0%
    Godo Steel, Ltd.                                            485,000    848,725             0.0%
    Goldcrest Co., Ltd.                                          56,930  1,065,188             0.0%
    Goldwin, Inc.                                                13,600    776,434             0.0%
    Gourmet Kineya Co., Ltd.                                     28,000    221,073             0.0%
    Grandy House Corp.                                           31,600    109,721             0.0%
#   Gree, Inc.                                                  418,200  2,118,351             0.0%
    GS Yuasa Corp.                                              908,000  3,451,972             0.0%
    GSI Creos Corp.                                             147,000    139,602             0.0%
#   Gulliver International Co., Ltd.                            111,600  1,124,295             0.0%
#   Gun-Ei Chemical Industry Co., Ltd.                          134,000    326,544             0.0%
#   GungHo Online Entertainment, Inc.                           340,700  1,109,598             0.0%
    Gunma Bank, Ltd. (The)                                      796,000  5,010,582             0.1%
    Gunze, Ltd.                                                 532,000  1,689,749             0.0%
    Gurunavi, Inc.                                               55,300  1,008,626             0.0%
    H-One Co., Ltd.                                              22,700    117,019             0.0%
    H2O Retailing Corp.                                         190,760  3,705,617             0.0%
    Hachijuni Bank, Ltd. (The)                                  719,000  4,902,678             0.1%
#   Hagihara Industries, Inc.                                    12,000    208,866             0.0%
    Hagiwara Electric Co., Ltd.                                   3,500     53,428             0.0%
    Hagoromo Foods Corp.                                          3,000     29,090             0.0%
    Hakudo Co., Ltd.                                              5,600     62,780             0.0%
    Hakuhodo DY Holdings, Inc.                                  317,900  3,340,125             0.0%
    Hakuto Co., Ltd.                                             39,900    467,834             0.0%
    Hamakyorex Co., Ltd.                                         43,000    868,237             0.0%
    Hamamatsu Photonics K.K.                                     86,200  2,194,291             0.0%
    HANEDA ZENITH HOLDINGS Co., Ltd.                             30,200     55,989             0.0%
    Hankyu Hanshin Holdings, Inc.                             1,356,000  8,833,153             0.1%
    Hanwa Co., Ltd.                                             569,000  2,352,993             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
JAPAN -- (Continued)
    Happinet Corp.                                               37,500 $   387,978             0.0%
    Hard Off Corp. Co., Ltd.                                     20,800     263,046             0.0%
    Harima Chemicals Group, Inc.                                 22,000      98,094             0.0%
#   Harmonic Drive Systems, Inc.                                 27,200     460,875             0.0%
    Haruyama Trading Co., Ltd.                                    6,500      39,732             0.0%
    Haseko Corp.                                                356,900   3,628,667             0.0%
*   Hayashikane Sangyo Co., Ltd.                                 39,000      39,509             0.0%
    Hazama Ando Corp.                                           514,180   3,031,579             0.0%
    Heiwa Corp.                                                 127,700   2,357,316             0.0%
    Heiwa Real Estate Co., Ltd.                                 144,200   1,737,315             0.0%
    Heiwado Co., Ltd.                                            83,600   1,875,496             0.0%
    HI-LEX Corp.                                                 26,400     809,027             0.0%
#   Hibiya Engineering, Ltd.                                     18,300     237,258             0.0%
    Hiday Hidaka Corp.                                           22,396     555,383             0.0%
    Higashi-Nippon Bank, Ltd. (The)                             421,000   1,422,224             0.0%
    Hikari Tsushin, Inc.                                         22,100   1,681,782             0.0%
#   Himaraya Co., Ltd.                                            6,000      55,596             0.0%
    Hino Motors, Ltd.                                           159,600   1,826,319             0.0%
    Hioki EE Corp.                                                6,900     125,368             0.0%
    Hirakawa Hewtech Corp.                                        1,100      12,144             0.0%
#   Hiramatsu, Inc.                                              46,800     247,316             0.0%
    Hirose Electric Co., Ltd.                                     6,900     835,148             0.0%
    Hiroshima Bank, Ltd. (The)                                1,026,000   5,697,953             0.1%
    Hiroshima Gas Co., Ltd.                                      37,700     136,993             0.0%
    HIS Co., Ltd.                                                45,700   1,536,262             0.0%
    Hisaka Works, Ltd.                                           12,900      98,975             0.0%
    Hisamitsu Pharmaceutical Co., Inc.                           42,300   1,639,544             0.0%
    Hitachi Capital Corp.                                       159,700   4,588,933             0.1%
    Hitachi Chemical Co., Ltd.                                  237,700   3,757,465             0.0%
#   Hitachi Construction Machinery Co., Ltd.                    345,400   5,349,151             0.1%
    Hitachi High-Technologies Corp.                             125,500   3,375,078             0.0%
#   Hitachi Koki Co., Ltd.                                      160,100   1,166,353             0.0%
    Hitachi Kokusai Electric, Inc.                              188,000   2,595,712             0.0%
    Hitachi Metals, Ltd.                                        341,630   3,869,248             0.0%
    Hitachi Transport System, Ltd.                              122,200   2,151,251             0.0%
    Hitachi Zosen Corp.                                         470,300   2,570,458             0.0%
    Hitachi, Ltd.                                             5,115,000  29,507,358             0.2%
    Hitachi, Ltd. ADR                                            86,823   5,015,765             0.1%
#   Hochiki Corp.                                                59,800     594,733             0.0%
    Hodogaya Chemical Co., Ltd.                                 160,000     221,932             0.0%
#   Hogy Medical Co., Ltd.                                       26,400   1,267,291             0.0%
*   Hokkaido Electric Power Co., Inc.                           215,300   2,299,961             0.0%
#   Hokkaido Gas Co., Ltd.                                      102,000     235,529             0.0%
    Hokkan Holdings, Ltd.                                       105,000     267,995             0.0%
    Hokko Chemical Industry Co., Ltd.                            45,000     168,718             0.0%
    Hokkoku Bank, Ltd. (The)                                    784,000   2,912,742             0.0%
    Hokuetsu Bank, Ltd. (The)                                   589,000   1,228,597             0.0%
    Hokuetsu Industries Co., Ltd.                                60,600     424,976             0.0%
    Hokuetsu Kishu Paper Co., Ltd.                              409,595   2,854,114             0.0%
    Hokuhoku Financial Group, Inc.                            2,603,000   5,779,239             0.1%
#   Hokuriku Electric Industry Co., Ltd.                        199,000     278,382             0.0%
    Hokuriku Electric Power Co.                                 181,900   2,713,193             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
JAPAN -- (Continued)
#   Hokuriku Electrical Construction Co., Ltd.                    2,000 $    17,289             0.0%
#   Hokuto Corp.                                                 48,100     940,206             0.0%
    Honda Motor Co., Ltd.                                     1,287,400  42,587,753             0.3%
    Honda Motor Co., Ltd. Sponsored ADR                         404,561  13,403,106             0.1%
    Honeys Co., Ltd.                                             57,330     472,522             0.0%
    Hoosiers Holdings                                            93,900     359,622             0.0%
    Horiba, Ltd.                                                 87,300   3,435,124             0.0%
    Hoshizaki Electric Co., Ltd.                                 29,300   2,118,631             0.0%
    Hosiden Corp.                                                 6,600      40,586             0.0%
    Hosokawa Micron Corp.                                       100,000     497,467             0.0%
#   House Foods Group, Inc.                                     130,500   2,254,730             0.0%
    Howa Machinery, Ltd.                                         40,600     231,832             0.0%
    Hoya Corp.                                                  117,500   4,848,845             0.1%
    Hulic Co., Ltd.                                              55,500     518,366             0.0%
#   Hurxley Corp.                                                 2,200      23,271             0.0%
    Hyakugo Bank, Ltd. (The)                                    690,000   3,529,562             0.0%
    Hyakujushi Bank, Ltd. (The)                                 701,000   2,635,805             0.0%
    I-Net Corp.                                                   8,800      86,552             0.0%
#   Ibiden Co., Ltd.                                            338,900   4,669,745             0.1%
    IBJ Leasing Co., Ltd.                                        53,600   1,131,782             0.0%
    Ichibanya Co., Ltd.                                          11,800     523,612             0.0%
#   Ichiken Co., Ltd.                                            78,000     282,922             0.0%
#   Ichikoh Industries, Ltd.                                    128,000     220,305             0.0%
    ICHINEN HOLDINGS Co., Ltd.                                   49,272     424,747             0.0%
    Ichiyoshi Securities Co., Ltd.                               94,100     865,814             0.0%
    Icom, Inc.                                                      800      16,624             0.0%
    Idec Corp.                                                   57,900     484,643             0.0%
    Idemitsu Kosan Co., Ltd.                                    212,800   3,489,803             0.0%
#   Ihara Chemical Industry Co., Ltd.                            57,500     701,281             0.0%
    IHI Corp.                                                 2,204,000   6,218,400             0.1%
    Iida Group Holdings Co., Ltd.                               172,196   3,227,447             0.0%
    Iino Kaiun Kaisha, Ltd.                                     245,800   1,111,469             0.0%
    IJT Technology Holdings Co., Ltd.                            22,760      75,024             0.0%
#   Ikegami Tsushinki Co., Ltd.                                 185,000     232,952             0.0%
#   Ikyu Corp.                                                   23,800     451,428             0.0%
    Imagica Robot Holdings, Inc.                                 19,200      78,926             0.0%
#   Imasen Electric Industrial                                   47,100     426,112             0.0%
    Imperial Hotel, Ltd.                                         15,100     310,648             0.0%
    Inaba Denki Sangyo Co., Ltd.                                 56,900   1,775,451             0.0%
#   Inaba Seisakusho Co., Ltd.                                    1,800      19,253             0.0%
    Inabata & Co., Ltd.                                         125,200   1,450,203             0.0%
    Inageya Co., Ltd.                                            28,000     281,854             0.0%
    Ines Corp.                                                   71,500     640,233             0.0%
    Infocom Corp.                                                41,200     357,475             0.0%
    Information Services International-Dentsu, Ltd.              34,900     545,291             0.0%
    Innotech Corp.                                               56,300     223,656             0.0%
    Inpex Corp.                                                 159,700   1,522,260             0.0%
    Intage, Inc.                                                 18,100     256,810             0.0%
#   Internet Initiative Japan, Inc.                              90,100   1,686,167             0.0%
    Inui Global Logistics Co., Ltd.                              50,500     410,014             0.0%
#   Iriso Electronics Co., Ltd.                                  23,100   1,018,632             0.0%
    Ise Chemical Corp.                                           18,000      91,881             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
JAPAN -- (Continued)
#   Iseki & Co., Ltd.                                           689,000 $ 1,134,990             0.0%
    Isetan Mitsukoshi Holdings, Ltd.                            246,740   3,958,155             0.0%
*   Ishihara Sangyo Kaisha, Ltd.                              1,129,000   1,094,722             0.0%
    Ishii Iron Works Co., Ltd.                                   29,000      47,826             0.0%
#*  Ishizuka Glass Co., Ltd.                                     21,000      42,575             0.0%
    Isuzu Motors, Ltd.                                          797,500   9,314,416             0.1%
    IT Holdings Corp.                                           224,900   5,559,733             0.1%
    Itfor, Inc.                                                  21,800      93,147             0.0%
#   Ito En, Ltd.                                                 67,900   1,418,327             0.0%
    ITOCHU Corp.                                              1,069,400  13,381,379             0.1%
    Itochu Enex Co., Ltd.                                       149,900   1,200,619             0.0%
    Itochu Techno-Solutions Corp.                                91,900   2,014,723             0.0%
    Itochu-Shokuhin Co., Ltd.                                    11,200     388,956             0.0%
    Itoham Foods, Inc.                                          306,000   1,563,250             0.0%
    Itoki Corp.                                                 117,500     859,014             0.0%
    IwaiCosmo Holdings, Inc.                                     62,800     698,512             0.0%
    Iwaki & Co., Ltd.                                            32,000      58,695             0.0%
    Iwasaki Electric Co., Ltd.                                  184,000     374,467             0.0%
#   Iwatani Corp.                                               584,000   3,233,210             0.0%
*   Iwatsu Electric Co., Ltd.                                   123,000      82,217             0.0%
    Iyo Bank, Ltd. (The)                                        432,057   4,645,558             0.1%
    Izumi Co., Ltd.                                              57,200   2,122,002             0.0%
*   Izutsuya Co., Ltd.                                          204,000     109,482             0.0%
    J Front Retailing Co., Ltd.                                 496,700   8,156,943             0.1%
#   J Trust Co., Ltd.                                           173,200   1,395,959             0.0%
    J-Oil Mills, Inc.                                           295,000     852,876             0.0%
#   Jalux, Inc.                                                   6,300     127,429             0.0%
    Jamco Corp.                                                  17,600     738,267             0.0%
#*  Janome Sewing Machine Co., Ltd.                              66,299     485,919             0.0%
    Japan Airlines Co., Ltd.                                      5,300     199,668             0.0%
#   Japan Airport Terminal Co., Ltd.                             59,800   3,234,217             0.0%
    Japan Aviation Electronics Industry, Ltd.                   153,000   2,710,256             0.0%
#*  Japan Communications, Inc.                                  171,500     422,586             0.0%
    Japan Digital Laboratory Co., Ltd.                           22,700     290,258             0.0%
#*  Japan Display, Inc.                                           1,800       5,655             0.0%
#   Japan Drilling Co., Ltd.                                     17,500     380,927             0.0%
    Japan Exchange Group, Inc.                                  273,600   4,402,484             0.1%
    Japan Foundation Engineering Co., Ltd.                        7,200      31,203             0.0%
#   Japan Material Co., Ltd.                                      9,600     170,749             0.0%
    Japan Medical Dynamic Marketing, Inc.                        24,300     128,418             0.0%
    Japan Oil Transportation Co., Ltd.                            2,000       3,984             0.0%
    Japan Petroleum Exploration Co., Ltd.                         8,500     255,102             0.0%
    Japan Property Management Center Co., Ltd.                    6,300      63,724             0.0%
    Japan Pulp & Paper Co., Ltd.                                164,000     452,753             0.0%
#   Japan Radio Co., Ltd.                                       167,000     595,022             0.0%
    Japan Securities Finance Co., Ltd.                           10,800      58,209             0.0%
    Japan Steel Works, Ltd. (The)                               741,000   2,757,775             0.0%
    Japan Tobacco, Inc.                                         248,700   8,607,952             0.1%
    Japan Transcity Corp.                                        77,000     277,698             0.0%
    Japan Wool Textile Co., Ltd. (The)                          170,000   1,383,731             0.0%
    JBCC Holdings, Inc.                                          37,800     240,206             0.0%
    JCU Corp.                                                    11,900     421,620             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
JAPAN -- (Continued)
    Jeol, Ltd.                                                  262,000 $ 1,581,804             0.0%
#   JFE Holdings, Inc.                                          576,008   9,055,145             0.1%
    JGC Corp.                                                   307,000   4,872,685             0.1%
    Jimoto Holdings, Inc.                                       126,500     217,131             0.0%
#   Jin Co., Ltd.                                                21,000     776,030             0.0%
    JK Holdings Co., Ltd.                                        15,300      64,534             0.0%
#   JMS Co., Ltd.                                                40,000      95,558             0.0%
#   Joban Kosan Co., Ltd.                                        65,000      80,655             0.0%
    Joshin Denki Co., Ltd.                                       71,000     542,601             0.0%
    Joyo Bank, Ltd. (The)                                       582,000   3,022,979             0.0%
#   JP-Holdings, Inc.                                           105,700     279,068             0.0%
    JSP Corp.                                                    27,700     594,152             0.0%
#   JSR Corp.                                                   330,300   5,216,523             0.1%
    JTEKT Corp.                                                 350,100   6,034,616             0.1%
    Juki Corp.                                                  102,499   1,266,288             0.0%
    Juroku Bank, Ltd. (The)                                     899,000   4,010,355             0.1%
    Justsystems Corp.                                            50,400     399,716             0.0%
    JVC Kenwood Corp.                                           392,570   1,026,852             0.0%
    JX Holdings, Inc.                                         2,546,970  10,001,082             0.1%
    K&O Energy Group, Inc.                                       28,800     368,221             0.0%
#   K's Holdings Corp.                                          107,220   3,783,860             0.0%
    kabu.com Securities Co., Ltd.                               461,600   1,518,902             0.0%
    Kabuki-Za Co., Ltd.                                           1,000      41,502             0.0%
*   Kadokawa Dwango                                              76,753     988,005             0.0%
    Kaga Electronics Co., Ltd.                                   53,300     746,127             0.0%
#   Kagome Co., Ltd.                                             56,200     955,056             0.0%
    Kajima Corp.                                                518,000   2,964,245             0.0%
#   Kakaku.com, Inc.                                            131,900   2,460,626             0.0%
    Kaken Pharmaceutical Co., Ltd.                               56,500   3,904,986             0.0%
    Kakiyasu Honten Co., Ltd.                                     1,200      19,064             0.0%
    Kameda Seika Co., Ltd.                                       27,000   1,048,036             0.0%
    Kamei Corp.                                                  68,100     677,567             0.0%
    Kamigumi Co., Ltd.                                          484,000   4,158,359             0.1%
    Kanaden Corp.                                                27,000     212,981             0.0%
#   Kanagawa Chuo Kotsu Co., Ltd.                                39,000     228,154             0.0%
#   Kanamoto Co., Ltd.                                           85,300   1,723,651             0.0%
    Kandenko Co., Ltd.                                          310,000   2,190,538             0.0%
    Kaneka Corp.                                                686,000   6,082,933             0.1%
    Kaneko Seeds Co., Ltd.                                          900       9,073             0.0%
    Kanematsu Corp.                                           1,219,000   2,012,855             0.0%
    Kanematsu Electronics, Ltd.                                  10,900     166,581             0.0%
*   Kansai Electric Power Co., Inc. (The)                       296,100   3,793,846             0.0%
    Kansai Paint Co., Ltd.                                      162,000   2,469,493             0.0%
    Kansai Super Market, Ltd.                                     1,500      10,084             0.0%
    Kansai Urban Banking Corp.                                   74,200     851,051             0.0%
    Kanto Denka Kogyo Co., Ltd.                                 154,000   1,198,833             0.0%
    Kao Corp.                                                   101,100   5,190,405             0.1%
#*  Kappa Create Co., Ltd.                                        4,200      41,507             0.0%
    Kasai Kogyo Co., Ltd.                                        81,300   1,010,434             0.0%
    Katakura & Co-op Agri Corp.                                  20,000      45,196             0.0%
#   Katakura Industries Co., Ltd.                                65,100     719,145             0.0%
    Kato Sangyo Co., Ltd.                                        70,800   1,723,127             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
JAPAN -- (Continued)
    Kato Works Co., Ltd.                                        149,128 $   639,794             0.0%
#   KAWADA TECHNOLOGIES, Inc.                                    12,000     425,147             0.0%
    Kawai Musical Instruments Manufacturing Co., Ltd.            20,600     380,770             0.0%
    Kawakin Holdings Co., Ltd.                                   10,000      31,601             0.0%
    Kawasaki Heavy Industries, Ltd.                           1,078,000   4,326,863             0.1%
    Kawasaki Kasei Chemicals, Ltd.                               23,000      32,083             0.0%
    Kawasaki Kinkai Kisen Kaisha, Ltd.                           28,000      83,124             0.0%
    Kawasaki Kisen Kaisha, Ltd.                               2,578,000   5,787,902             0.1%
    Kawasumi Laboratories, Inc.                                  25,700     183,122             0.0%
    KDDI Corp.                                                  620,700  15,019,893             0.1%
#   Keihan Electric Railway Co., Ltd.                           769,000   5,453,244             0.1%
    Keihanshin Building Co., Ltd.                                95,500     528,365             0.0%
    Keihin Co., Ltd.                                            107,000     167,355             0.0%
#   Keihin Corp.                                                152,600   2,489,243             0.0%
    Keikyu Corp.                                                199,000   1,636,946             0.0%
    Keio Corp.                                                  257,000   2,091,667             0.0%
    Keisei Electric Railway Co., Ltd.                           233,000   2,871,222             0.0%
    Keiyo Bank, Ltd. (The)                                      732,000   3,677,789             0.0%
#   Keiyo Co., Ltd.                                              96,800     396,781             0.0%
#   Kenedix, Inc.                                               422,500   1,525,471             0.0%
    Kenko Mayonnaise Co., Ltd.                                   15,000     199,530             0.0%
    Kewpie Corp.                                                143,900   3,286,798             0.0%
    KEY Coffee, Inc.                                             39,400     631,818             0.0%
    Keyence Corp.                                                 4,905   2,553,582             0.0%
    KFC Holdings Japan, Ltd.                                      5,000      95,076             0.0%
*   KI Holdings Co., Ltd.                                        20,000      71,213             0.0%
#   Kikkoman Corp.                                              101,050   3,165,022             0.0%
#   Kimoto Co., Ltd.                                            100,700     218,759             0.0%
    Kimura Chemical Plants Co., Ltd.                             13,800      58,973             0.0%
    Kimura Unity Co., Ltd.                                        2,000      20,579             0.0%
    Kinden Corp.                                                232,600   3,022,033             0.0%
    King Jim Co., Ltd.                                            3,500      24,287             0.0%
#*  Kintetsu Department Store Co., Ltd.                          38,000     103,130             0.0%
    Kintetsu Group Holdings Co., Ltd.                           794,000   3,069,671             0.0%
#   Kintetsu World Express, Inc.                                 65,000   1,221,344             0.0%
    Kinugawa Rubber Industrial Co., Ltd.                        159,000     886,914             0.0%
    Kirin Holdings Co., Ltd.                                    670,780   9,500,469             0.1%
    Kirindo Holdings Co., Ltd.                                    4,600      53,411             0.0%
    Kissei Pharmaceutical Co., Ltd.                               3,700      95,181             0.0%
    Kita-Nippon Bank, Ltd. (The)                                 18,900     519,420             0.0%
    Kitagawa Iron Works Co., Ltd.                               286,000     740,710             0.0%
    Kitamura Co., Ltd.                                              900       5,832             0.0%
    Kitano Construction Corp.                                    97,000     256,287             0.0%
#   Kito Corp.                                                   52,100     411,436             0.0%
    Kitz Corp.                                                  254,900   1,173,218             0.0%
    Kiyo Bank, Ltd. (The)                                       165,000   2,509,332             0.0%
#*  KLab, Inc.                                                   53,500     541,396             0.0%
*   KNT-CT Holdings Co., Ltd.                                   322,000     753,059             0.0%
    Koa Corp.                                                    97,400     810,169             0.0%
#   Koatsu Gas Kogyo Co., Ltd.                                   42,000     214,996             0.0%
    Kobayashi Pharmaceutical Co., Ltd.                           21,200   1,643,599             0.0%
#   Kobe Bussan Co., Ltd.                                         7,200     277,324             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
JAPAN -- (Continued)
*   Kobe Electric Railway Co., Ltd.                               8,000 $    23,633             0.0%
    Kobe Steel, Ltd.                                          7,178,000   9,064,177             0.1%
    Kobelco Eco-Solutions Co., Ltd.                              29,000     127,469             0.0%
    Kogi Corp.                                                   13,000      19,280             0.0%
#   Kohnan Shoji Co., Ltd.                                       82,400   1,201,948             0.0%
    Kohsoku Corp.                                                11,200      82,455             0.0%
    Koike Sanso Kogyo Co., Ltd.                                  40,000     112,719             0.0%
#   Koito Manufacturing Co., Ltd.                               151,300   5,731,366             0.1%
*   Kojima Co., Ltd.                                            125,000     292,575             0.0%
#   Kokusai Co., Ltd.                                            12,600     155,366             0.0%
    Kokuyo Co., Ltd.                                            231,964   2,587,938             0.0%
#   KOMAIHALTEC, Inc.                                           121,000     223,751             0.0%
    Komatsu Seiren Co., Ltd.                                     46,200     277,608             0.0%
    Komatsu Wall Industry Co., Ltd.                               2,100      34,977             0.0%
    Komatsu, Ltd.                                               663,200  10,901,341             0.1%
    Komehyo Co., Ltd.                                             7,800     151,726             0.0%
    Komeri Co., Ltd.                                             91,900   1,964,787             0.0%
    Komori Corp.                                                 11,400     134,875             0.0%
    Konaka Co., Ltd.                                             61,380     319,017             0.0%
    Konami Holdings Corp.                                       173,162   3,934,546             0.0%
    Kondotec, Inc.                                               37,400     240,198             0.0%
    Konica Minolta, Inc.                                        726,800   7,467,444             0.1%
#   Konishi Co., Ltd.                                            48,300     887,769             0.0%
    Konoike Transport Co., Ltd.                                  75,600     936,653             0.0%
    Kosaido Co., Ltd.                                               600       1,926             0.0%
    Kose Corp.                                                   49,800   4,863,448             0.1%
#   Kosei Securities Co., Ltd.                                  159,000     242,455             0.0%
    Koshidaka Holdings Co., Ltd.                                 10,200     184,650             0.0%
    Kotobuki Spirits Co., Ltd.                                    8,000     279,091             0.0%
    Kourakuen Holdings Corp.                                      5,800      73,910             0.0%
    Krosaki Harima Corp.                                        142,000     288,520             0.0%
    KRS Corp.                                                    13,900     297,176             0.0%
    KU Holdings Co., Ltd.                                        15,600     106,697             0.0%
    Kubota Corp.                                                 86,000   1,333,125             0.0%
    Kubota Corp. Sponsored ADR                                   43,382   3,361,671             0.0%
    Kumagai Gumi Co., Ltd.                                      456,000   1,366,224             0.0%
#   Kumiai Chemical Industry Co., Ltd.                           77,000     619,558             0.0%
    Kura Corp.                                                   30,500     921,745             0.0%
    Kurabo Industries, Ltd.                                     597,000   1,057,784             0.0%
    Kuraray Co., Ltd.                                           294,600   3,633,559             0.0%
#   Kureha Corp.                                                463,000   1,767,870             0.0%
    Kurimoto, Ltd.                                              354,000     606,297             0.0%
    Kurita Water Industries, Ltd.                               167,700   3,786,800             0.0%
    Kuriyama Holdings Corp.                                       2,800      37,730             0.0%
#   Kuroda Electric Co., Ltd.                                    95,700   1,938,535             0.0%
    Kusuri No Aoki Co., Ltd.                                     23,400   1,114,501             0.0%
    KYB Corp.                                                   645,000   1,840,623             0.0%
    Kyocera Corp.                                                59,930   2,710,912             0.0%
    Kyocera Corp. Sponsored ADR                                  56,000   2,532,880             0.0%
    Kyodo Printing Co., Ltd.                                    202,000     560,358             0.0%
    Kyoei Sangyo Co., Ltd.                                       21,000      31,093             0.0%
    Kyoei Steel, Ltd.                                            62,800   1,038,487             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
JAPAN -- (Continued)
#   Kyokuto Boeki Kaisha, Ltd.                                   36,000 $    75,663             0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.                             80,600     852,958             0.0%
#   Kyokuto Securities Co., Ltd.                                 62,100     800,408             0.0%
    Kyokuyo Co., Ltd.                                           218,000     472,199             0.0%
    KYORIN Holdings, Inc.                                       113,500   1,908,032             0.0%
    Kyoritsu Maintenance Co., Ltd.                               36,887   2,530,723             0.0%
    Kyoritsu Printing Co., Ltd.                                  68,600     176,261             0.0%
    Kyosan Electric Manufacturing Co., Ltd.                     136,000     382,517             0.0%
#   Kyoto Kimono Yuzen Co., Ltd.                                 20,500     166,335             0.0%
    Kyowa Electronic Instruments Co., Ltd.                       39,300     144,980             0.0%
    Kyowa Exeo Corp.                                            243,200   2,538,058             0.0%
    Kyowa Hakko Kirin Co., Ltd.                                 228,000   3,758,127             0.0%
#   Kyudenko Corp.                                              110,000   2,267,398             0.0%
*   Kyushu Electric Power Co., Inc.                             176,500   2,130,131             0.0%
*   Kyushu Financial Group, Inc.                                789,200   6,069,260             0.1%
#   LAC Co., Ltd.                                                13,800     167,072             0.0%
    Land Business Co., Ltd.                                      17,200      51,633             0.0%
#*  Laox Co., Ltd.                                              253,000     706,955             0.0%
    Lasertec Corp.                                               56,300     614,406             0.0%
    Lawson, Inc.                                                 34,400   2,548,103             0.0%
    LEC, Inc.                                                    18,400     205,093             0.0%
*   Leopalace21 Corp.                                           608,500   3,242,040             0.0%
#   Life Corp.                                                   30,100     753,509             0.0%
#   Link And Motivation, Inc.                                    51,100      56,056             0.0%
    Lintec Corp.                                                110,100   2,579,096             0.0%
#   Lion Corp.                                                  360,000   3,470,507             0.0%
#*  Livesense, Inc.                                              25,500      93,213             0.0%
    LIXIL Group Corp.                                           253,619   5,429,993             0.1%
    Lonseal Corp.                                                23,000      29,970             0.0%
    Look, Inc.                                                  102,000     153,325             0.0%
    M3, Inc.                                                     56,300   1,091,214             0.0%
*   Macnica Fuji Electronics Holdings, Inc.                      90,450   1,216,857             0.0%
#   Maeda Corp.                                                 269,000   1,953,357             0.0%
    Maeda Kosen Co., Ltd.                                        34,900     265,999             0.0%
    Maeda Road Construction Co., Ltd.                           156,000   2,835,684             0.0%
    Maezawa Kasei Industries Co., Ltd.                           10,000      87,052             0.0%
    Maezawa Kyuso Industries Co., Ltd.                           15,400     196,600             0.0%
#   Makino Milling Machine Co., Ltd.                            303,000   2,346,877             0.0%
    Makita Corp.                                                 92,800   5,084,775             0.1%
    Makita Corp. Sponsored ADR                                   12,396     694,176             0.0%
    Mamezou Holdings Co., Ltd.                                    4,200      19,092             0.0%
#   Mamiya-Op Co., Ltd.                                         148,000     202,243             0.0%
    Mandom Corp.                                                 31,800   1,261,904             0.0%
    Mani, Inc.                                                   16,500     300,714             0.0%
    Mars Engineering Corp.                                       28,300     482,124             0.0%
#   Marubeni Corp.                                            1,783,759  10,306,608             0.1%
    Marubun Corp.                                                44,400     319,977             0.0%
#   Marudai Food Co., Ltd.                                      320,000   1,186,410             0.0%
#*  Maruei Department Store Co., Ltd.                            27,000      25,372             0.0%
#   Marufuji Sheet Piling Co., Ltd.                              16,000      37,844             0.0%
    Maruha Nichiro Corp.                                         99,282   1,490,016             0.0%
    Marui Group Co., Ltd.                                       441,600   5,704,046             0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
JAPAN -- (Continued)
    Maruka Machinery Co., Ltd.                                 13,300 $   194,620             0.0%
#   Marusan Securities Co., Ltd.                              133,900   1,298,832             0.0%
    Maruwa Co., Ltd/Aichi                                      25,600     569,536             0.0%
#   Maruyama Manufacturing Co., Inc.                          106,000     173,330             0.0%
#*  Maruzen CHI Holdings Co., Ltd.                              6,400      18,528             0.0%
    Maruzen Showa Unyu Co., Ltd.                              130,000     471,506             0.0%
#   Marvelous, Inc.                                            57,700     461,616             0.0%
    Matsuda Sangyo Co., Ltd.                                   34,962     409,905             0.0%
    Matsui Construction Co., Ltd.                              36,200     203,570             0.0%
#   Matsui Securities Co., Ltd.                                82,900     731,096             0.0%
    Matsumotokiyoshi Holdings Co., Ltd.                        84,300   3,609,406             0.0%
    Matsuya Co., Ltd.                                           6,500      78,852             0.0%
    Matsuya Foods Co., Ltd.                                    18,700     378,287             0.0%
    Max Co., Ltd.                                              62,000     627,086             0.0%
#   Maxvalu Tokai Co., Ltd.                                    10,900     166,744             0.0%
    Mazda Motor Corp.                                         782,300  15,355,974             0.1%
#   McDonald's Holdings Co. Japan, Ltd.                        46,400   1,097,419             0.0%
#   MEC Co., Ltd.                                              37,800     222,144             0.0%
#   Medical System Network Co., Ltd.                           17,000      92,710             0.0%
    Medipal Holdings Corp.                                    275,200   4,802,806             0.1%
    Megachips Corp.                                            51,700     522,862             0.0%
    Megmilk Snow Brand Co., Ltd.                              127,200   2,643,228             0.0%
    Meidensha Corp.                                           622,000   2,187,744             0.0%
    MEIJI Holdings Co., Ltd.                                  124,620   9,820,022             0.1%
    Meiji Shipping Co., Ltd.                                   25,900     115,960             0.0%
*   Meiko Electronics Co., Ltd.                                54,300     124,532             0.0%
    Meiko Network Japan Co., Ltd.                              34,700     411,966             0.0%
    Meisei Industrial Co., Ltd.                               104,900     492,145             0.0%
    Meitec Corp.                                               37,000   1,343,754             0.0%
    Meito Sangyo Co., Ltd.                                     12,900     140,652             0.0%
#   Meiwa Corp.                                                58,300     211,527             0.0%
    Meiwa Estate Co., Ltd.                                     26,500     115,346             0.0%
    Melco Holdings, Inc.                                       37,600     650,276             0.0%
    Mesco, Inc.                                                 6,000      44,366             0.0%
#   Message Co., Ltd.                                          36,100     889,783             0.0%
#   Michinoku Bank, Ltd. (The)                                798,091   1,379,384             0.0%
#   Micronics Japan Co., Ltd.                                  69,000     698,410             0.0%
    Mie Bank, Ltd. (The)                                      278,000     599,023             0.0%
    Mikuni Corp.                                               31,200     125,025             0.0%
    Milbon Co., Ltd.                                           17,736     662,004             0.0%
    Mimasu Semiconductor Industry Co., Ltd.                    59,700     562,151             0.0%
    Minato Bank, Ltd. (The)                                   456,000     770,851             0.0%
    Minebea Co., Ltd.                                         471,000   5,187,499             0.1%
#   Ministop Co., Ltd.                                         47,300     873,896             0.0%
    Miraca Holdings, Inc.                                      89,600   3,987,670             0.0%
    Miraial Co., Ltd.                                           2,100      20,371             0.0%
    Mirait Holdings Corp.                                     202,430   1,754,110             0.0%
    Miroku Jyoho Service Co., Ltd.                             42,800     306,860             0.0%
#   Misawa Homes Co., Ltd.                                    103,600     623,370             0.0%
    MISUMI Group, Inc.                                        200,700   2,613,535             0.0%
    Mitani Corp.                                               20,700     512,777             0.0%
    Mitani Sekisan Co., Ltd.                                      700       9,585             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                              ---------- ----------- ---------------
JAPAN -- (Continued)
    Mito Securities Co., Ltd.                                    190,200 $   621,230             0.0%
    Mitsuba Corp.                                                108,700   1,707,429             0.0%
#   Mitsubishi Chemical Holdings Corp.                         3,248,500  20,243,209             0.2%
    Mitsubishi Corp.                                             623,900  11,342,865             0.1%
    Mitsubishi Electric Corp.                                  1,199,000  12,487,269             0.1%
    Mitsubishi Estate Co., Ltd.                                  141,073   3,025,518             0.0%
    Mitsubishi Gas Chemical Co., Inc.                            775,000   4,320,922             0.1%
    Mitsubishi Heavy Industries, Ltd.                          2,350,000  11,847,448             0.1%
    Mitsubishi Kakoki Kaisha, Ltd.                                42,000     104,349             0.0%
    Mitsubishi Logistics Corp.                                   272,000   3,903,716             0.0%
    Mitsubishi Materials Corp.                                 2,222,200   7,751,771             0.1%
    Mitsubishi Motors Corp.                                    1,043,400   9,241,723             0.1%
    Mitsubishi Nichiyu Forklift Co., Ltd.                        100,600     426,810             0.0%
*   Mitsubishi Paper Mills, Ltd.                                 823,000     563,955             0.0%
    Mitsubishi Pencil Co., Ltd.                                   33,700   1,508,937             0.0%
    Mitsubishi Research Institute, Inc.                            2,800      69,366             0.0%
    Mitsubishi Shokuhin Co., Ltd.                                 30,500     775,806             0.0%
    Mitsubishi Steel Manufacturing Co., Ltd.                     452,000     867,154             0.0%
    Mitsubishi Tanabe Pharma Corp.                               169,800   2,871,189             0.0%
    Mitsubishi UFJ Financial Group, Inc.                       6,649,300  43,004,547             0.3%
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR         1,791,677  11,592,150             0.1%
    Mitsuboshi Belting, Ltd.                                     116,000     964,321             0.0%
    Mitsui & Co., Ltd.                                           586,500   7,438,526             0.1%
    Mitsui & Co., Ltd. Sponsored ADR                              15,092   3,807,259             0.0%
    Mitsui Chemicals, Inc.                                     2,209,065   8,352,809             0.1%
    Mitsui Engineering & Shipbuilding Co., Ltd.                2,664,000   4,101,276             0.1%
    Mitsui Fudosan Co., Ltd.                                     117,000   3,183,997             0.0%
    Mitsui High-Tec, Inc.                                         75,300     441,698             0.0%
    Mitsui Home Co., Ltd.                                         72,000     345,863             0.0%
    Mitsui Matsushima Co., Ltd.                                  435,000     426,338             0.0%
    Mitsui Mining & Smelting Co., Ltd.                         1,949,000   3,746,499             0.0%
    Mitsui OSK Lines, Ltd.                                     2,349,000   6,272,801             0.1%
    Mitsui Sugar Co., Ltd.                                       247,000     993,397             0.0%
    Mitsui-Soko Holdings Co., Ltd.                               360,000   1,161,534             0.0%
#   Mitsumi Electric Co., Ltd.                                   246,200   1,486,371             0.0%
    Mitsumura Printing Co., Ltd.                                  15,000      31,026             0.0%
    Mitsuuroko Group Holdings Co., Ltd.                           27,600     133,280             0.0%
#   Miura Co., Ltd.                                              143,800   1,715,823             0.0%
#   Miyaji Engineering Group, Inc.                               170,000     307,801             0.0%
    Miyazaki Bank, Ltd. (The)                                    462,000   1,614,616             0.0%
    Miyoshi Oil & Fat Co., Ltd.                                  222,000     248,924             0.0%
    Mizuho Financial Group, Inc.                              17,400,060  35,841,415             0.3%
    Mizuno Corp.                                                 285,605   1,402,064             0.0%
#   Mobile Create Co., Ltd.                                        6,600      24,834             0.0%
    Mochida Pharmaceutical Co., Ltd.                              24,299   1,434,754             0.0%
#   Modec, Inc.                                                   55,000     757,477             0.0%
    Monex Group, Inc.                                            583,800   1,641,072             0.0%
#   Money Partners Group Co., Ltd.                                39,300     139,241             0.0%
    Monogatari Corp. (The)                                        14,400     612,179             0.0%
#   MonotaRO Co., Ltd.                                            97,000   2,498,077             0.0%
#   MORESCO Corp.                                                 22,400     290,884             0.0%
    Morinaga & Co., Ltd.                                         450,000   2,291,543             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
JAPAN -- (Continued)
    Morinaga Milk Industry Co., Ltd.                            628,000 $ 2,850,015             0.0%
    Morita Holdings Corp.                                        80,900     863,275             0.0%
    Morozoff, Ltd.                                               48,000     164,305             0.0%
    MORTIO CO., Ltd.                                              2,800      20,407             0.0%
    Mory Industries, Inc.                                        69,000     199,845             0.0%
#*  Mr Max Corp.                                                 50,900     157,800             0.0%
    MS&AD Insurance Group Holdings, Inc.                        220,074   6,487,912             0.1%
    MTI, Ltd.                                                    58,200     371,569             0.0%
    Murata Manufacturing Co., Ltd.                               38,900   5,537,470             0.1%
    Musashi Seimitsu Industry Co., Ltd.                          76,500   1,552,739             0.0%
    Musashino Bank, Ltd. (The)                                   90,700   3,450,713             0.0%
    Mutoh Holdings Co., Ltd.                                     83,000     206,038             0.0%
    Nabtesco Corp.                                              152,200   3,047,794             0.0%
#   NAC Co., Ltd.                                                36,100     247,590             0.0%
    Nachi-Fujikoshi Corp.                                       570,000   2,558,852             0.0%
    Nafco Co., Ltd.                                                 200       2,898             0.0%
    Nagaileben Co., Ltd.                                         17,200     293,171             0.0%
#   Nagano Bank, Ltd. (The)                                     258,000     430,700             0.0%
    Nagano Keiki Co., Ltd.                                        3,800      25,970             0.0%
    Nagase & Co., Ltd.                                          224,700   2,786,622             0.0%
    Nagatanien Holdings Co., Ltd.                                14,000     123,163             0.0%
    Nagoya Railroad Co., Ltd.                                   769,000   3,178,119             0.0%
#*  Naigai Co., Ltd.                                            132,000      67,481             0.0%
    Nakabayashi Co., Ltd.                                        92,000     235,506             0.0%
    Nakamuraya Co., Ltd.                                         47,000     179,646             0.0%
    Nakanishi, Inc.                                              13,000     443,253             0.0%
    Nakano Corp.                                                  5,800      35,611             0.0%
*   Nakayama Steel Works, Ltd.                                  965,000     643,788             0.0%
    Namura Shipbuilding Co., Ltd.                                24,848     217,301             0.0%
    Nankai Electric Railway Co., Ltd.                           570,000   2,915,121             0.0%
    Nanto Bank, Ltd. (The)                                      659,000   2,090,498             0.0%
    Natori Co., Ltd.                                              9,100     118,376             0.0%
    NDS Co., Ltd.                                                58,000     143,289             0.0%
    NEC Capital Solutions, Ltd.                                  23,600     340,444             0.0%
    NEC Corp.                                                 5,076,800  15,661,835             0.1%
    NEC Networks & System Integration Corp.                      66,500   1,245,662             0.0%
    NET One Systems Co., Ltd.                                   194,900   1,201,653             0.0%
    Neturen Co., Ltd.                                            99,200     709,357             0.0%
#*  New Japan Chemical Co., Ltd.                                 57,600      96,280             0.0%
*   New Japan Radio Co., Ltd.                                    43,000     190,653             0.0%
    Nexon Co., Ltd.                                             125,900   1,746,358             0.0%
#   Next Co., Ltd.                                               81,400     604,214             0.0%
    Nexyz Corp.                                                   3,700      27,039             0.0%
    NGK Insulators, Ltd.                                        155,000   3,355,726             0.0%
    NGK Spark Plug Co., Ltd.                                    144,500   3,526,525             0.0%
    NH Foods, Ltd.                                              184,000   3,837,965             0.0%
    NHK Spring Co., Ltd.                                        422,100   4,296,095             0.1%
    Nice Holdings, Inc.                                         214,000     301,680             0.0%
    Nichi-iko Pharmaceutical Co., Ltd.                          106,650   2,959,998             0.0%
    Nichia Steel Works, Ltd.                                     41,000      88,063             0.0%
    Nichias Corp.                                               256,000   1,613,482             0.0%
    Nichiban Co., Ltd.                                           49,000     233,761             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Nichicon Corp.                                            165,000 $1,322,800             0.0%
    Nichiden Corp.                                              6,700    162,382             0.0%
#   Nichiha Corp.                                              72,800    981,775             0.0%
#   Nichii Gakkan Co.                                         126,900    876,080             0.0%
    Nichimo Co., Ltd.                                          48,000    101,958             0.0%
    Nichirei Corp.                                            779,000  5,067,022             0.1%
    Nichireki Co., Ltd.                                        87,000    690,193             0.0%
    Nichirin Co., Ltd.                                          3,400     41,482             0.0%
#   Nidec Corp.                                                35,678  2,688,538             0.0%
    Nidec Corp. Sponsored ADR                                  20,578    388,513             0.0%
    Nifco, Inc.                                               118,700  4,575,789             0.1%
    NIFTY Corp.                                                16,300    150,218             0.0%
#   Nihon Chouzai Co., Ltd.                                    13,760    600,115             0.0%
#   Nihon Dempa Kogyo Co., Ltd.                                56,900    398,476             0.0%
    Nihon Eslead Corp.                                         10,700    101,375             0.0%
#   Nihon Flush Co., Ltd.                                       8,800     99,483             0.0%
#   Nihon House Holdings Co., Ltd.                            139,400    560,986             0.0%
    Nihon Kagaku Sangyo Co., Ltd.                              11,000     73,824             0.0%
    Nihon Kohden Corp.                                        110,000  2,141,453             0.0%
    Nihon M&A Center, Inc.                                     55,300  2,281,032             0.0%
#   Nihon Nohyaku Co., Ltd.                                   135,400    880,832             0.0%
    Nihon Parkerizing Co., Ltd.                               179,600  1,597,590             0.0%
#   Nihon Plast Co., Ltd.                                      21,400    142,629             0.0%
    Nihon Tokushu Toryo Co., Ltd.                              23,500    203,981             0.0%
#   Nihon Trim Co., Ltd.                                       16,300    607,833             0.0%
    Nihon Unisys, Ltd.                                        174,700  1,919,417             0.0%
    Nihon Yamamura Glass Co., Ltd.                            231,000    348,722             0.0%
#   Nikkiso Co., Ltd.                                         185,400  1,496,423             0.0%
    Nikko Co., Ltd.                                            52,000    170,619             0.0%
    Nikkon Holdings Co., Ltd.                                 165,800  3,202,966             0.0%
#   Nikon Corp.                                               329,400  4,261,271             0.1%
    Nippo Corp.                                               159,000  2,770,712             0.0%
    Nippon Air Conditioning Services Co., Ltd.                  6,300     62,795             0.0%
    Nippon Beet Sugar Manufacturing Co., Ltd.                 348,000    543,893             0.0%
    Nippon Carbide Industries Co., Inc.                       244,000    377,409             0.0%
#   Nippon Carbon Co., Ltd.                                   299,000    836,387             0.0%
    Nippon Ceramic Co., Ltd.                                    2,000     29,430             0.0%
#   Nippon Chemi-Con Corp.                                    505,000  1,168,500             0.0%
#   Nippon Chemical Industrial Co., Ltd.                      249,000    569,058             0.0%
    Nippon Chemiphar Co., Ltd.                                 70,000    342,223             0.0%
    Nippon Chutetsukan K.K.                                    46,000     74,068             0.0%
#   Nippon Coke & Engineering Co., Ltd.                       526,800    439,441             0.0%
#   Nippon Concrete Industries Co., Ltd.                      124,300    399,920             0.0%
    Nippon Denko Co., Ltd.                                    398,150    802,993             0.0%
    Nippon Densetsu Kogyo Co., Ltd.                            83,200  1,576,839             0.0%
#   Nippon Electric Glass Co., Ltd.                           914,000  4,472,537             0.1%
    Nippon Express Co., Ltd.                                  829,000  4,270,749             0.1%
    Nippon Felt Co., Ltd.                                      15,100     62,684             0.0%
    Nippon Filcon Co., Ltd.                                    16,300     71,927             0.0%
    Nippon Fine Chemical Co., Ltd.                             25,300    192,750             0.0%
    Nippon Flour Mills Co., Ltd.                              409,000  2,541,914             0.0%
    Nippon Gas Co., Ltd.                                       58,600  1,482,035             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
JAPAN -- (Continued)
    Nippon Hume Corp.                                            67,200 $   426,212             0.0%
    Nippon Kanzai Co., Ltd.                                      16,000     246,343             0.0%
    Nippon Kasei Chemical Co., Ltd.                              26,000      27,851             0.0%
    Nippon Kayaku Co., Ltd.                                     314,000   3,275,898             0.0%
#*  Nippon Kinzoku Co., Ltd.                                    199,000     231,386             0.0%
    Nippon Kodoshi Corp.                                         11,200      92,783             0.0%
#   Nippon Koei Co., Ltd.                                       219,000     881,432             0.0%
    Nippon Koshuha Steel Co., Ltd.                              271,000     223,107             0.0%
    Nippon Light Metal Holdings Co., Ltd.                     1,535,200   2,625,907             0.0%
#   Nippon Paint Holdings Co., Ltd.                              97,500   2,059,395             0.0%
#   Nippon Paper Industries Co., Ltd.                           291,402   5,401,046             0.1%
#   Nippon Parking Development Co., Ltd.                        335,600     384,451             0.0%
    Nippon Pillar Packing Co., Ltd.                              53,900     452,096             0.0%
    Nippon Piston Ring Co., Ltd.                                 25,100     415,569             0.0%
    Nippon Rietec Co., Ltd.                                       3,000      21,414             0.0%
    Nippon Road Co., Ltd. (The)                                 204,000   1,108,389             0.0%
    Nippon Seiki Co., Ltd.                                       61,000   1,278,314             0.0%
    Nippon Seisen Co., Ltd.                                      57,000     251,353             0.0%
#*  Nippon Sharyo, Ltd.                                         212,000     508,005             0.0%
#*  Nippon Sheet Glass Co., Ltd.                              2,292,000   1,967,397             0.0%
    Nippon Shokubai Co., Ltd.                                    45,400   3,552,870             0.0%
    Nippon Signal Co., Ltd.                                     119,600   1,242,496             0.0%
    Nippon Soda Co., Ltd.                                       368,000   2,856,488             0.0%
    Nippon Steel & Sumikin Bussan Corp.                         548,000   1,905,554             0.0%
#   Nippon Steel & Sumitomo Metal Corp.                         733,614  14,872,220             0.1%
    Nippon Suisan Kaisha, Ltd.                                  922,000   3,088,925             0.0%
    Nippon Synthetic Chemical Industry Co., Ltd. (The)          166,000   1,229,518             0.0%
#   Nippon Systemware Co., Ltd.                                   6,700      47,949             0.0%
    Nippon Telegraph & Telephone Corp.                           80,600   2,954,906             0.0%
    Nippon Telegraph & Telephone Corp. ADR                       76,500   2,809,845             0.0%
    Nippon Thompson Co., Ltd.                                   219,000   1,038,858             0.0%
    Nippon Tungsten Co., Ltd.                                    31,000      50,111             0.0%
    Nippon Valqua Industries, Ltd.                              165,000     406,879             0.0%
#*  Nippon Yakin Kogyo Co., Ltd.                                347,800     480,558             0.0%
    Nippon Yusen K.K.                                         2,202,904   5,763,711             0.1%
#   Nipro Corp.                                                 435,600   4,883,250             0.1%
    Nishi-Nippon City Bank, Ltd. (The)                        2,102,000   6,142,354             0.1%
    Nishi-Nippon Railroad Co., Ltd.                             581,000   3,004,188             0.0%
    Nishimatsu Construction Co., Ltd.                           779,000   3,092,516             0.0%
    Nishimatsuya Chain Co., Ltd.                                 91,100     804,374             0.0%
    Nishio Rent All Co., Ltd.                                    53,400   1,242,830             0.0%
    Nissan Chemical Industries, Ltd.                            192,700   4,785,989             0.1%
    Nissan Motor Co., Ltd.                                    2,688,300  27,867,507             0.2%
    Nissan Shatai Co., Ltd.                                     141,500   1,631,736             0.0%
    Nissan Tokyo Sales Holdings Co., Ltd.                        43,300     113,530             0.0%
#   Nissei ASB Machine Co., Ltd.                                 28,400     580,159             0.0%
    Nissei Build Kogyo Co., Ltd.                                174,000     532,182             0.0%
#   Nissei Plastic Industrial Co., Ltd.                          39,500     333,774             0.0%
    Nissha Printing Co., Ltd.                                    94,300   2,050,705             0.0%
    Nisshin Fudosan Co.                                          75,200     259,794             0.0%
    Nisshin Oillio Group, Ltd. (The)                            443,000   1,644,749             0.0%
    Nisshin Seifun Group, Inc.                                  424,145   6,482,819             0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
JAPAN -- (Continued)
#   Nisshin Steel Co., Ltd.                                     286,274 $ 2,937,868             0.0%
    Nisshinbo Holdings, Inc.                                    395,500   5,371,134             0.1%
    Nissin Corp.                                                152,000     444,143             0.0%
    Nissin Electric Co., Ltd.                                   121,000     808,087             0.0%
    Nissin Foods Holdings Co., Ltd.                              31,175   1,441,160             0.0%
    Nissin Kogyo Co., Ltd.                                      125,300   1,927,237             0.0%
    Nissin Sugar Co., Ltd.                                        4,900     116,032             0.0%
    Nissui Pharmaceutical Co., Ltd.                              22,300     244,653             0.0%
    Nitori Holdings Co., Ltd.                                    32,300   2,518,719             0.0%
    Nitta Corp.                                                  37,900   1,032,434             0.0%
#   Nitta Gelatin, Inc.                                          29,700     191,853             0.0%
    Nittan Valve Co., Ltd.                                       27,500      92,453             0.0%
    Nittetsu Mining Co., Ltd.                                   188,000     828,222             0.0%
    Nitto Boseki Co., Ltd.                                      378,000   1,138,507             0.0%
    Nitto Denko Corp.                                           130,200   8,348,994             0.1%
#   Nitto FC Co., Ltd.                                            5,700      46,276             0.0%
    Nitto Kogyo Corp.                                            78,600   1,516,888             0.0%
    Nitto Kohki Co., Ltd.                                        25,700     545,001             0.0%
    Nitto Seiko Co., Ltd.                                        47,000     122,725             0.0%
    Nittoc Construction Co., Ltd.                               114,949     511,614             0.0%
    Nittoku Engineering Co., Ltd.                                41,600     380,790             0.0%
    NJS Co., Ltd.                                                 9,000     108,878             0.0%
    NOF Corp.                                                   342,000   2,444,566             0.0%
    Nohmi Bosai, Ltd.                                            57,600     713,892             0.0%
#   Nojima Corp.                                                 39,500     466,854             0.0%
    NOK Corp.                                                   145,900   3,428,600             0.0%
    Nomura Co., Ltd.                                             66,100     893,246             0.0%
    Nomura Holdings, Inc.                                     1,804,200  11,349,036             0.1%
    Nomura Holdings, Inc. Sponsored ADR                         389,917   2,452,578             0.0%
    Nomura Real Estate Holdings, Inc.                           243,200   5,196,926             0.1%
    Nomura Research Institute, Ltd.                              47,850   1,955,650             0.0%
    Noritake Co., Ltd/Nagoya Japan                              285,000     658,127             0.0%
    Noritsu Koki Co., Ltd.                                       94,900     475,915             0.0%
    Noritz Corp.                                                 86,400   1,350,498             0.0%
    North Pacific Bank, Ltd.                                  1,006,100   3,856,583             0.0%
    NS Solutions Corp.                                           36,600   1,786,300             0.0%
    NS United Kaiun Kaisha, Ltd.                                369,000     739,974             0.0%
    NSD Co., Ltd.                                                68,639     956,133             0.0%
    NSK, Ltd.                                                   741,900   8,774,428             0.1%
    NTN Corp.                                                 1,455,000   7,230,926             0.1%
    NTT Data Corp.                                               74,100   3,687,581             0.0%
    NTT DOCOMO, Inc.                                          1,305,900  25,433,037             0.2%
    NTT DOCOMO, Inc. Sponsored ADR                               43,500     853,905             0.0%
    NTT Urban Development Corp.                                 123,000   1,218,814             0.0%
#   Nuflare Technology, Inc.                                     11,700     522,664             0.0%
#   OAK Capital Corp.                                           139,500     281,090             0.0%
    Obara Group, Inc.                                            21,700     907,972             0.0%
    Obayashi Corp.                                              546,000   4,788,453             0.1%
#   Obayashi Road Corp.                                          92,000     648,776             0.0%
    Obic Co., Ltd.                                               64,400   3,398,836             0.0%
    Odakyu Electric Railway Co., Ltd.                           277,000   2,707,597             0.0%
#   Odelic Co., Ltd.                                             10,100     272,834             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
JAPAN -- (Continued)
    Oenon Holdings, Inc.                                        166,000 $  304,896             0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)                             853,000  3,323,830             0.0%
*   Ohara, Inc.                                                  15,100     73,708             0.0%
    Ohashi Technica, Inc.                                        11,200    126,016             0.0%
    Ohba Co., Ltd.                                                5,500     23,341             0.0%
#   Ohsho Food Service Corp.                                     26,900    897,331             0.0%
    OIE Sangyo Co., Ltd.                                          1,200      8,756             0.0%
    Oiles Corp.                                                  60,101    955,505             0.0%
#   Oita Bank, Ltd. (The)                                       383,000  1,613,981             0.0%
    Oji Holdings Corp.                                        1,582,000  8,193,177             0.1%
    Okabe Co., Ltd.                                              93,700    746,235             0.0%
    Okamoto Industries, Inc.                                    140,000  1,268,709             0.0%
    Okamoto Machine Tool Works, Ltd.                             56,000     70,457             0.0%
    Okamura Corp.                                               144,600  1,341,629             0.0%
#   Okasan Securities Group, Inc.                               330,000  1,939,619             0.0%
#   Okaya Electric Industries Co., Ltd.                           6,700     22,030             0.0%
    Oki Electric Industry Co., Ltd.                           2,289,000  3,863,465             0.0%
    Okinawa Cellular Telephone Co.                                6,900    192,665             0.0%
    Okinawa Electric Power Co., Inc. (The)                       58,620  1,439,001             0.0%
#   OKK Corp.                                                   250,000    298,333             0.0%
#   OKUMA Corp.                                                 366,000  2,934,736             0.0%
    Okumura Corp.                                               472,000  2,498,021             0.0%
    Okura Industrial Co., Ltd.                                   87,000    247,671             0.0%
    Okuwa Co., Ltd.                                              38,000    317,872             0.0%
    Olympic Group Corp.                                          18,200     89,364             0.0%
    Olympus Corp.                                                99,300  3,349,520             0.0%
    Omron Corp.                                                 118,500  3,923,872             0.0%
    ONO Sokki Co., Ltd.                                          19,000    149,181             0.0%
    Onoken Co., Ltd.                                             49,500    434,248             0.0%
#   Onward Holdings Co., Ltd.                                   402,000  2,524,808             0.0%
    Open House Co., Ltd.                                         10,400    189,720             0.0%
#   OPT Holding, Inc.                                            48,000    253,410             0.0%
    Optex Co., Ltd.                                              23,800    451,127             0.0%
    Oracle Corp. Japan                                           19,300    877,779             0.0%
    Organo Corp.                                                108,000    443,334             0.0%
*   Orient Corp.                                                219,300    438,456             0.0%
    Oriental Land Co., Ltd.                                      45,400  2,757,903             0.0%
#   Origin Electric Co., Ltd.                                    82,000    228,194             0.0%
    Osaka Gas Co., Ltd.                                         805,000  3,170,466             0.0%
    Osaka Organic Chemical Industry, Ltd.                        20,500    106,296             0.0%
    Osaka Soda Co., Ltd.                                        198,000    689,454             0.0%
#   Osaka Steel Co., Ltd.                                        40,000    719,147             0.0%
    OSAKA Titanium Technologies Co., Ltd.                        34,100    927,363             0.0%
#   Osaki Electric Co., Ltd.                                    113,000    578,548             0.0%
#   OSG Corp.                                                   199,000  3,743,222             0.0%
    Otsuka Corp.                                                 34,300  1,658,054             0.0%
    Otsuka Holdings Co., Ltd.                                   190,600  6,343,246             0.1%
    Otsuka Kagu, Ltd.                                             1,500     20,770             0.0%
#   Outsourcing, Inc.                                            12,200    221,835             0.0%
    Oyo Corp.                                                     1,900     24,365             0.0%
#   Pacific Industrial Co., Ltd.                                126,800  1,419,173             0.0%
#   Pacific Metals Co., Ltd.                                    555,000  1,485,271             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
JAPAN -- (Continued)
#   Pack Corp. (The)                                             29,100 $   689,746             0.0%
#   Pal Co., Ltd.                                                38,600     862,909             0.0%
    PALTAC Corp.                                                 97,858   1,924,928             0.0%
    PanaHome Corp.                                              235,000   1,672,289             0.0%
    Panasonic Corp.                                             792,300   9,295,849             0.1%
    Panasonic Corp. Sponsored ADR                               198,153   2,320,372             0.0%
    Panasonic Industrial Devices SUNX Co., Ltd.                  46,400     254,499             0.0%
    Paramount Bed Holdings Co., Ltd.                             42,400   1,359,986             0.0%
    Parco Co., Ltd.                                              73,100     633,749             0.0%
    Paris Miki Holdings, Inc.                                    44,400     169,175             0.0%
#   Park24 Co., Ltd.                                            107,300   2,248,856             0.0%
    Pasco Corp.                                                  59,000     158,172             0.0%
    Pasona Group, Inc.                                           66,500     506,602             0.0%
#   PC Depot Corp.                                                8,200      59,931             0.0%
    Pegasus Sewing Machine Manufacturing Co., Ltd.               28,900     115,585             0.0%
    Penta-Ocean Construction Co., Ltd.                          586,500   2,663,413             0.0%
    PIA Corp.                                                     1,500      27,112             0.0%
    Pigeon Corp.                                                 94,600   2,650,586             0.0%
    Pilot Corp.                                                  53,400   2,260,964             0.0%
    Piolax, Inc.                                                 23,300   1,232,787             0.0%
*   Pioneer Corp.                                             1,102,200   2,968,521             0.0%
    Plenus Co., Ltd.                                             56,900     879,892             0.0%
#   Pocket Card Co., Ltd.                                        56,400     273,237             0.0%
    Point, Inc.                                                  54,050   3,042,723             0.0%
    Pola Orbis Holdings, Inc.                                    31,800   2,022,507             0.0%
    Press Kogyo Co., Ltd.                                       325,500   1,398,952             0.0%
    Pressance Corp.                                              21,800     872,030             0.0%
    Prestige International, Inc.                                 44,900     438,906             0.0%
    Prima Meat Packers, Ltd.                                    558,000   1,558,767             0.0%
    Pronexus, Inc.                                               30,900     227,748             0.0%
    Proto Corp.                                                  16,400     212,784             0.0%
#   PS Mitsubishi Construction Co., Ltd.                         76,900     256,740             0.0%
    Qol Co., Ltd.                                                23,500     277,919             0.0%
    Raito Kogyo Co., Ltd.                                       152,000   1,453,644             0.0%
    Rakuten, Inc.                                               179,800   2,490,804             0.0%
#*  Rasa Industries, Ltd.                                       248,000     279,708             0.0%
    Raysum Co., Ltd.                                             25,900     258,438             0.0%
    Relo Holdings, Inc.                                          18,000   1,935,445             0.0%
    Renaissance, Inc.                                            14,100     147,668             0.0%
#   Rengo Co., Ltd.                                             723,710   3,440,301             0.0%
#*  Renown, Inc.                                                166,000     191,500             0.0%
    Resona Holdings, Inc.                                     2,183,200  11,552,017             0.1%
    Resorttrust, Inc.                                           121,100   3,112,375             0.0%
    Rheon Automatic Machinery Co., Ltd.                          32,800     157,803             0.0%
    Rhythm Watch Co., Ltd.                                      102,000     143,410             0.0%
#   Riberesute Corp.                                             11,600      73,023             0.0%
#   Ricoh Co., Ltd.                                           1,539,119  16,588,465             0.1%
    Ricoh Leasing Co., Ltd.                                      43,300   1,311,724             0.0%
    Right On Co., Ltd.                                           35,700     339,841             0.0%
    Riken Corp.                                                 248,000     933,254             0.0%
    Riken Keiki Co., Ltd.                                        10,400     131,644             0.0%
    Riken Technos Corp.                                         102,200     340,753             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Riken Vitamin Co., Ltd.                                    12,600 $  409,923             0.0%
    Ringer Hut Co., Ltd.                                       18,300    373,240             0.0%
    Rinnai Corp.                                               16,300  1,292,199             0.0%
    Rion Co., Ltd.                                             17,300    264,231             0.0%
    Riso Kagaku Corp.                                          74,558  1,352,368             0.0%
#*  Riso Kyoiku Co., Ltd.                                      59,950    136,197             0.0%
    Rock Field Co., Ltd.                                       25,200    614,876             0.0%
    Rohm Co., Ltd.                                             75,600  3,737,026             0.0%
    Rohto Pharmaceutical Co., Ltd.                            167,400  2,761,843             0.0%
    Rokko Butter Co., Ltd.                                      9,500    132,093             0.0%
    Roland DG Corp.                                            37,900    863,756             0.0%
    Round One Corp.                                           259,800  1,173,523             0.0%
#   Royal Holdings Co., Ltd.                                   53,500    939,645             0.0%
    Ryobi, Ltd.                                               428,000  1,578,016             0.0%
    Ryoden Trading Co., Ltd.                                   89,000    582,212             0.0%
    Ryohin Keikaku Co., Ltd.                                   15,575  3,127,412             0.0%
    Ryosan Co., Ltd.                                           95,500  2,311,093             0.0%
    Ryoyo Electro Corp.                                         1,300     16,000             0.0%
#   S Foods, Inc.                                              36,100    627,516             0.0%
    Sac's Bar Holdings, Inc.                                   44,600    707,710             0.0%
    Saibu Gas Co., Ltd.                                       345,000    775,308             0.0%
    Saizeriya Co., Ltd.                                        70,000  1,586,647             0.0%
    Sakai Chemical Industry Co., Ltd.                         283,000    837,019             0.0%
    Sakai Heavy Industries, Ltd.                              100,000    196,596             0.0%
    Sakai Moving Service Co., Ltd.                             13,300    664,577             0.0%
    Sakai Ovex Co., Ltd.                                      189,000    316,217             0.0%
#   Sakata INX Corp.                                          108,500    989,656             0.0%
#   Sakata Seed Corp.                                          87,900  1,860,791             0.0%
    Sala Corp.                                                 56,500    286,985             0.0%
#   SAMTY Co., Ltd.                                            33,000    335,622             0.0%
    San Holdings, Inc.                                          1,800     22,974             0.0%
    San-A Co., Ltd.                                            37,800  1,605,203             0.0%
    San-Ai Oil Co., Ltd.                                      156,000  1,191,540             0.0%
    San-In Godo Bank, Ltd. (The)                              375,000  3,465,516             0.0%
    Sanden Holdings Corp.                                     406,000  1,397,636             0.0%
    Sanei Architecture Planning Co., Ltd.                       8,700     95,588             0.0%
    Sangetsu Co., Ltd.                                        130,600  2,083,447             0.0%
    Sanken Electric Co., Ltd.                                 398,000  1,383,272             0.0%
    Sanki Engineering Co., Ltd.                               104,200    860,432             0.0%
#   Sanko Marketing Foods Co., Ltd.                            10,800     84,222             0.0%
    Sanko Metal Industrial Co., Ltd.                           38,000     85,005             0.0%
    Sankyo Co., Ltd.                                           64,200  2,474,247             0.0%
    Sankyo Seiko Co., Ltd.                                     54,900    208,990             0.0%
    Sankyo Tateyama, Inc.                                      77,100  1,073,236             0.0%
    Sankyu, Inc.                                              814,000  4,585,453             0.1%
    Sanoh Industrial Co., Ltd.                                 63,500    402,261             0.0%
#   Sanrio Co., Ltd.                                           55,600  1,477,081             0.0%
#   Sansha Electric Manufacturing Co., Ltd.                    27,100    171,840             0.0%
    Sanshin Electronics Co., Ltd.                              81,700    866,794             0.0%
    Santen Pharmaceutical Co., Ltd.                            95,000  1,289,385             0.0%
    Sanwa Holdings Corp.                                      528,300  4,273,281             0.1%
    Sanyo Chemical Industries, Ltd.                           178,000  1,316,578             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
JAPAN -- (Continued)
    Sanyo Denki Co., Ltd.                                       125,000 $   761,308             0.0%
    Sanyo Electric Railway Co., Ltd.                             71,000     276,021             0.0%
    Sanyo Housing Nagoya Co., Ltd.                               14,800     147,744             0.0%
    Sanyo Industries, Ltd.                                       15,000      21,573             0.0%
#   Sanyo Shokai, Ltd.                                          348,000   1,014,964             0.0%
    Sanyo Special Steel Co., Ltd.                               376,000   1,548,839             0.0%
    Sapporo Holdings, Ltd.                                    1,104,000   4,549,990             0.1%
#   Sata Construction Co., Ltd.                                  29,000     137,487             0.0%
    Sato Holdings Corp.                                          54,000   1,173,936             0.0%
    Sato Restaurant Systems Co., Ltd.                            37,300     268,399             0.0%
    Sato Shoji Corp.                                             19,700     120,646             0.0%
    Satori Electric Co., Ltd.                                    44,500     301,103             0.0%
#   Sawada Holdings Co., Ltd.                                    60,100     601,969             0.0%
    Sawai Pharmaceutical Co., Ltd.                               53,300   3,412,131             0.0%
#   Saxa Holdings, Inc.                                         183,000     374,164             0.0%
    SBI Holdings, Inc.                                          514,780   5,826,444             0.1%
    SBS Holdings, Inc.                                           49,400     455,950             0.0%
    SCREEN Holdings Co., Ltd.                                   464,000   2,741,469             0.0%
#   Scroll Corp.                                                 97,500     354,078             0.0%
    SCSK Corp.                                                   49,659   1,903,924             0.0%
    Secom Co., Ltd.                                              55,500   3,702,129             0.0%
    Secom Joshinetsu Co., Ltd.                                    1,500      49,342             0.0%
    Sega Sammy Holdings, Inc.                                   290,712   3,061,436             0.0%
    Seibu Electric Industry Co., Ltd.                            16,000      56,306             0.0%
    Seika Corp.                                                 109,000     247,671             0.0%
    Seikitokyu Kogyo Co., Ltd.                                  117,499     575,808             0.0%
#   Seiko Epson Corp.                                           435,100   6,646,219             0.1%
    Seiko Holdings Corp.                                        480,000   3,127,163             0.0%
    Seino Holdings Co., Ltd.                                    322,700   3,829,885             0.0%
    Seiren Co., Ltd.                                            109,600   1,289,545             0.0%
    Sekisui Chemical Co., Ltd.                                  694,000   8,188,506             0.1%
    Sekisui House, Ltd.                                         571,200   9,508,433             0.1%
    Sekisui Jushi Corp.                                          73,600     986,127             0.0%
    Sekisui Plastics Co., Ltd.                                  135,000     438,275             0.0%
#   Senko Co., Ltd.                                             287,000   1,986,562             0.0%
#   Senshu Electric Co., Ltd.                                    10,300     148,347             0.0%
    Senshu Ikeda Holdings, Inc.                                 719,560   3,099,022             0.0%
#   Senshukai Co., Ltd.                                          80,500     537,089             0.0%
    Septeni Holdings Co., Ltd.                                    3,800      70,372             0.0%
    Seria Co., Ltd.                                              28,500   1,211,893             0.0%
    Seven & I Holdings Co., Ltd.                                233,352  10,599,970             0.1%
    Seven Bank, Ltd.                                            309,600   1,410,709             0.0%
#*  Sharp Corp.                                               2,138,000   2,343,417             0.0%
    Shibaura Electronics Co., Ltd.                                4,100      58,563             0.0%
#   Shibaura Mechatronics Corp.                                  72,000     151,751             0.0%
    Shibusawa Warehouse Co., Ltd. (The)                         122,000     310,965             0.0%
    Shibuya Kogyo Co., Ltd.                                      32,000     492,719             0.0%
    Shidax Corp.                                                 17,900      74,530             0.0%
#   Shiga Bank, Ltd. (The)                                      649,000   3,468,823             0.0%
    Shikibo, Ltd.                                               344,000     349,465             0.0%
    Shikoku Bank, Ltd. (The)                                    529,000   1,149,641             0.0%
    Shikoku Chemicals Corp.                                      76,000     748,224             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
JAPAN -- (Continued)
#   Shikoku Electric Power Co., Inc.                            188,500 $3,200,181             0.0%
#   Shima Seiki Manufacturing, Ltd.                              83,000  1,239,091             0.0%
    Shimachu Co., Ltd.                                          146,800  3,206,508             0.0%
    Shimadzu Corp.                                              313,000  4,855,405             0.1%
#   Shimamura Co., Ltd.                                          48,200  5,413,398             0.1%
    Shimano, Inc.                                                30,400  4,790,081             0.1%
    Shimizu Bank, Ltd. (The)                                     17,800    440,251             0.0%
    Shimizu Corp.                                               368,000  3,222,060             0.0%
    Shimojima Co., Ltd.                                           1,500     13,031             0.0%
    Shin Nippon Air Technologies Co., Ltd.                       39,500    351,136             0.0%
    Shin-Etsu Chemical Co., Ltd.                                138,100  8,212,690             0.1%
    Shin-Etsu Polymer Co., Ltd.                                  68,700    358,451             0.0%
    Shin-Keisei Electric Railway Co., Ltd.                       26,000     92,699             0.0%
    Shinagawa Refractories Co., Ltd.                            137,000    307,365             0.0%
    Shindengen Electric Manufacturing Co., Ltd.                 252,000    920,326             0.0%
*   Shinkawa, Ltd.                                                2,500     14,697             0.0%
#   Shinko Electric Industries Co., Ltd.                        262,000  1,591,231             0.0%
    Shinko Plantech Co., Ltd.                                    93,400    750,662             0.0%
    Shinko Shoji Co., Ltd.                                       59,500    663,059             0.0%
#   Shinko Wire Co., Ltd.                                        47,000     64,529             0.0%
    Shinmaywa Industries, Ltd.                                  237,000  2,587,287             0.0%
    Shinnihon Corp.                                              88,600    419,785             0.0%
    Shinsei Bank, Ltd.                                        1,642,000  3,442,902             0.0%
    Shinsho Corp.                                               134,000    283,942             0.0%
    Shinwa Co., Ltd.                                              5,000     70,251             0.0%
    Shionogi & Co., Ltd.                                        217,000  8,900,578             0.1%
    Ship Healthcare Holdings, Inc.                              114,000  2,761,446             0.0%
    Shiroki Corp.                                                93,000    270,066             0.0%
    Shiseido Co., Ltd.                                          247,100  5,869,630             0.1%
    Shizuki Electric Co., Inc.                                   29,000    136,664             0.0%
#   Shizuoka Bank, Ltd. (The)                                   548,000  5,497,406             0.1%
    Shizuoka Gas Co., Ltd.                                      167,800  1,127,936             0.0%
    Shobunsha Publications, Inc.                                 15,400     93,178             0.0%
#   Shochiku Co., Ltd.                                           49,000    432,833             0.0%
    Shoei Co., Ltd.                                               3,100     53,540             0.0%
#   Shoei Foods Corp.                                             6,400     69,312             0.0%
#   Shofu, Inc.                                                   6,400     82,956             0.0%
#   Shoko Co., Ltd.                                             161,000    120,745             0.0%
    Showa Aircraft Industry Co., Ltd.                            10,553    106,907             0.0%
    Showa Corp.                                                 179,200  1,661,001             0.0%
    Showa Denko KK                                            4,499,000  5,666,373             0.1%
    Showa Sangyo Co., Ltd.                                      158,000    594,059             0.0%
    Showa Shell Sekiyu K.K.                                     379,400  3,348,755             0.0%
#   Siix Corp.                                                   42,500  1,196,052             0.0%
    Sinanen Holdings Co., Ltd.                                  112,000    416,945             0.0%
#   Sinfonia Technology Co., Ltd.                               294,000    507,677             0.0%
    Sinko Industries, Ltd.                                       44,200    468,917             0.0%
    Sintokogio, Ltd.                                            140,300  1,206,228             0.0%
    SKY Perfect JSAT Holdings, Inc.                             477,100  2,511,232             0.0%
    SMC Corp.                                                     7,800  2,006,488             0.0%
    SMK Corp.                                                   154,000    786,979             0.0%
    SMS Co., Ltd.                                                38,000    631,169             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
JAPAN -- (Continued)
    Soda Nikka Co., Ltd.                                         13,000 $    54,457             0.0%
#   Sodick Co., Ltd.                                            153,400   1,131,467             0.0%
#   Soft99 Corp.                                                 10,600      70,002             0.0%
    SoftBank Group Corp.                                        216,432  12,126,211             0.1%
    Softbank Technology Corp.                                     8,700      91,450             0.0%
*   Softbrain Co., Ltd.                                          48,800      74,892             0.0%
    Software Service, Inc.                                        4,600     173,387             0.0%
    Sogo Medical Co., Ltd.                                       36,000   1,334,206             0.0%
    Sohgo Security Services Co., Ltd.                            97,200   4,689,245             0.1%
    Sojitz Corp.                                              2,738,300   6,022,882             0.1%
    Sompo Japan Nipponkoa Holdings, Inc.                        284,300   8,926,525             0.1%
    Sony Corp.                                                  611,200  17,373,606             0.1%
*   Sony Corp. Sponsored ADR                                    344,389   9,780,648             0.1%
    Sony Financial Holdings, Inc.                               175,100   3,138,243             0.0%
#   Sotetsu Holdings, Inc.                                      419,000   2,385,674             0.0%
    Sotoh Co., Ltd.                                                 700       5,848             0.0%
    Sourcenext Corp.                                             16,300      67,115             0.0%
    Space Co., Ltd.                                              10,300     113,689             0.0%
#   Sparx Group Co., Ltd.                                       116,200     312,069             0.0%
    SPK Corp.                                                     5,700     105,916             0.0%
    Square Enix Holdings Co., Ltd.                               84,900   2,294,794             0.0%
#   Srg Takamiya Co., Ltd.                                       26,400     126,821             0.0%
    ST Corp.                                                     14,600     125,095             0.0%
    St Marc Holdings Co., Ltd.                                   50,200   1,492,284             0.0%
    Stanley Electric Co., Ltd.                                  280,600   5,359,622             0.1%
    Star Mica Co., Ltd.                                           1,300      14,780             0.0%
    Star Micronics Co., Ltd.                                     64,200     871,431             0.0%
#   Start Today Co., Ltd.                                        62,000   2,075,980             0.0%
    Starts Corp., Inc.                                           56,600     887,482             0.0%
#   Starzen Co., Ltd.                                            18,799     487,006             0.0%
    Stella Chemifa Corp.                                         29,700     290,014             0.0%
    Step Co., Ltd.                                                5,400      44,842             0.0%
    Studio Alice Co., Ltd.                                       35,800     671,656             0.0%
    Sugi Holdings Co., Ltd.                                      26,400   1,282,852             0.0%
    Sugimoto & Co., Ltd.                                         10,300     119,378             0.0%
    Sumco Corp.                                                 164,960   1,662,913             0.0%
#   Sumida Corp.                                                 61,500     410,569             0.0%
    Suminoe Textile Co., Ltd.                                   150,000     429,073             0.0%
*   Sumiseki Holdings, Inc.                                     116,200     109,253             0.0%
#   Sumitomo Bakelite Co., Ltd.                                 634,000   2,600,971             0.0%
    Sumitomo Chemical Co., Ltd.                               3,156,000  18,078,208             0.1%
    Sumitomo Corp.                                              577,900   6,320,653             0.1%
#   Sumitomo Dainippon Pharma Co., Ltd.                         153,900   1,703,372             0.0%
    Sumitomo Densetsu Co., Ltd.                                  51,500     675,219             0.0%
    Sumitomo Electric Industries, Ltd.                        1,012,500  13,818,548             0.1%
    Sumitomo Forestry Co., Ltd.                                 323,500   3,869,255             0.0%
    Sumitomo Heavy Industries, Ltd.                           1,261,480   5,684,244             0.1%
    Sumitomo Metal Mining Co., Ltd.                             594,000   7,369,404             0.1%
#   Sumitomo Mitsui Construction Co., Ltd.                    1,327,000   1,289,159             0.0%
    Sumitomo Mitsui Financial Group, Inc.                       817,470  32,611,856             0.2%
    Sumitomo Mitsui Trust Holdings, Inc.                      2,771,730  10,639,416             0.1%
    Sumitomo Osaka Cement Co., Ltd.                           1,337,000   5,152,162             0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
JAPAN -- (Continued)
    Sumitomo Precision Products Co., Ltd.                       100,000 $  391,420             0.0%
    Sumitomo Real Estate Sales Co., Ltd.                         30,580    704,491             0.0%
    Sumitomo Realty & Development Co., Ltd.                      68,000  2,239,129             0.0%
    Sumitomo Riko Co., Ltd.                                     127,900  1,033,888             0.0%
    Sumitomo Rubber Industries, Ltd.                            382,500  5,689,105             0.1%
#   Sumitomo Seika Chemicals Co., Ltd.                          171,000  1,192,238             0.0%
    Sumitomo Warehouse Co., Ltd. (The)                          344,000  1,825,017             0.0%
    Sun Corp.                                                     9,100     55,603             0.0%
    Sun Frontier Fudousan Co., Ltd.                              73,700    594,874             0.0%
    Sun-Wa Technos Corp.                                         22,300    186,155             0.0%
    Suncall Corp.                                                 5,000     26,177             0.0%
    Sundrug Co., Ltd.                                            33,700  1,775,299             0.0%
    Suntory Beverage & Food, Ltd.                                35,200  1,423,406             0.0%
    Suruga Bank, Ltd.                                           136,700  2,691,214             0.0%
    Suzuken Co., Ltd.                                           150,220  5,749,508             0.1%
    Suzuki Motor Corp.                                          266,100  8,713,035             0.1%
#*  SWCC Showa Holdings Co., Ltd.                               714,000    471,977             0.0%
    Sysmex Corp.                                                 59,900  3,423,812             0.0%
    Systena Corp.                                                37,400    363,421             0.0%
    T Hasegawa Co., Ltd.                                         42,500    557,105             0.0%
    T RAD Co., Ltd.                                             178,000    295,316             0.0%
    T&D Holdings, Inc.                                          683,110  8,976,554             0.1%
#   T&K Toka Co., Ltd.                                           20,300    372,989             0.0%
    T-Gaia Corp.                                                 43,700    666,268             0.0%
    Tabuchi Electric Co., Ltd.                                   52,800    361,367             0.0%
#   Tachi-S Co., Ltd.                                            81,100  1,132,200             0.0%
    Tachibana Eletech Co., Ltd.                                  41,980    472,839             0.0%
    Tachikawa Corp.                                              12,800     85,300             0.0%
    Tadano, Ltd.                                                288,421  3,445,316             0.0%
    Taihei Dengyo Kaisha, Ltd.                                    7,000     74,391             0.0%
    Taiheiyo Cement Corp.                                     2,662,000  8,775,877             0.1%
    Taiheiyo Kouhatsu, Inc.                                     154,000    113,128             0.0%
    Taiho Kogyo Co., Ltd.                                        53,900    622,050             0.0%
#   Taikisha, Ltd.                                               54,900  1,329,021             0.0%
    Taiko Bank, Ltd. (The)                                      154,000    299,869             0.0%
#   Taiko Pharmaceutical Co., Ltd.                               28,500    447,637             0.0%
    Taisei Corp.                                                543,399  3,531,284             0.0%
    Taisei Lamick Co., Ltd.                                       6,300    150,725             0.0%
    Taisho Pharmaceutical Holdings Co., Ltd.                      4,100    255,819             0.0%
    Taiyo Holdings Co., Ltd.                                     23,300    800,800             0.0%
    Taiyo Nippon Sanso Corp.                                     18,000    185,537             0.0%
#   Taiyo Yuden Co., Ltd.                                       341,200  4,804,464             0.1%
#   Takagi Securities Co., Ltd.                                 113,000    198,586             0.0%
    Takamatsu Construction Group Co., Ltd.                       14,600    302,893             0.0%
    Takano Co., Ltd.                                              1,100      6,362             0.0%
#   Takaoka Toko Co., Ltd.                                       23,874    282,043             0.0%
    Takara Holdings, Inc.                                       229,200  1,646,291             0.0%
    Takara Leben Co., Ltd.                                      273,500  1,421,896             0.0%
    Takara Standard Co., Ltd.                                   238,895  1,804,616             0.0%
    Takasago International Corp.                                 34,600    913,015             0.0%
    Takasago Thermal Engineering Co., Ltd.                      133,700  1,919,416             0.0%
    Takashima & Co., Ltd.                                        89,000    192,476             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
JAPAN -- (Continued)
    Takashimaya Co., Ltd.                                       582,000 $5,202,619             0.1%
#*  Takata Corp.                                                110,700  1,254,676             0.0%
    Take And Give Needs Co., Ltd.                                29,940    170,287             0.0%
    Takeda Pharmaceutical Co., Ltd.                             134,900  6,587,471             0.1%
#   Takeei Corp.                                                 51,900    500,707             0.0%
    Takeuchi Manufacturing Co., Ltd.                             92,100  1,734,873             0.0%
    Takihyo Co., Ltd.                                             5,000     18,975             0.0%
    Takiron Co., Ltd.                                           126,000    539,187             0.0%
    Takisawa Machine Tool Co., Ltd.                             173,000    238,647             0.0%
    Takuma Co., Ltd.                                            173,000  1,366,034             0.0%
#   Tama Home Co., Ltd.                                          44,300    164,924             0.0%
#   Tamron Co., Ltd.                                             41,200    822,840             0.0%
    Tamura Corp.                                                207,000    658,541             0.0%
    Tanseisha Co., Ltd.                                         106,649    785,932             0.0%
#   TASAKI & Co., Ltd.                                           12,400    209,821             0.0%
    Tatsuta Electric Wire and Cable Co., Ltd.                   114,100    435,504             0.0%
    Tayca Corp.                                                  85,000    354,891             0.0%
    TBK Co., Ltd.                                                48,700    193,073             0.0%
    TDK Corp.                                                   113,300  7,216,805             0.1%
    TDK Corp. Sponsored ADR                                      46,731  3,021,159             0.0%
#*  Teac Corp.                                                   26,000      9,424             0.0%
    TECHNO ASSOCIE Co., Ltd.                                      3,000     28,676             0.0%
    Techno Medica Co., Ltd.                                         500     11,417             0.0%
    Techno Ryowa, Ltd.                                            8,870     51,013             0.0%
    Teijin, Ltd.                                              2,490,750  8,792,467             0.1%
    Teikoku Electric Manufacturing Co., Ltd.                     31,900    219,406             0.0%
#   Teikoku Sen-I Co., Ltd.                                       4,800     60,641             0.0%
    Teikoku Tsushin Kogyo Co., Ltd.                             102,000    171,039             0.0%
#   Tekken Corp.                                                 88,000    245,083             0.0%
    Tenma Corp.                                                   1,300     22,026             0.0%
    Terumo Corp.                                                120,500  3,575,239             0.0%
    THK Co., Ltd.                                               207,700  3,912,575             0.0%
    Tigers Polymer Corp.                                          6,200     37,366             0.0%
    Titan Kogyo K.K.                                              8,000     13,941             0.0%
    TKC Corp.                                                    19,900    469,073             0.0%
#   Toa Corp.(6894434)                                           58,200    588,144             0.0%
    Toa Corp.(6894508)                                          592,000  1,343,251             0.0%
    Toa Oil Co., Ltd.                                           198,000    248,476             0.0%
    TOA ROAD Corp.                                              147,000    578,706             0.0%
#   Toabo Corp.                                                  24,400    132,649             0.0%
    Toagosei Co., Ltd.                                          305,050  2,553,950             0.0%
#*  Tobishima Corp.                                             392,900    691,000             0.0%
#   Tobu Railway Co., Ltd.                                      434,000  2,099,130             0.0%
    Tobu Store Co., Ltd.                                         45,000    113,101             0.0%
    TOC Co., Ltd.                                                99,200    727,291             0.0%
    Tocalo Co., Ltd.                                             45,100    905,306             0.0%
    Tochigi Bank, Ltd. (The)                                    242,000  1,382,359             0.0%
    Toda Corp.                                                  619,000  3,367,219             0.0%
#   Toda Kogyo Corp.                                            149,000    404,572             0.0%
    Toei Animation Co., Ltd.                                      4,100    176,472             0.0%
    Toei Co., Ltd.                                              170,000  1,518,928             0.0%
    Toell Co., Ltd.                                              10,800     56,212             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Toenec Corp.                                              100,000 $  774,026             0.0%
    Togami Electric Manufacturing Co., Ltd.                    25,000    148,258             0.0%
    Toho Bank, Ltd. (The)                                     613,000  2,257,663             0.0%
    Toho Co., Ltd.                                             43,700  1,137,213             0.0%
    Toho Co., Ltd/Kobe                                          9,000    166,203             0.0%
    Toho Gas Co., Ltd.                                        431,000  2,639,599             0.0%
#   Toho Holdings Co., Ltd.                                   125,100  2,773,634             0.0%
    Toho Zinc Co., Ltd.                                       500,000  1,381,808             0.0%
    Tohoku Bank, Ltd. (The)                                   228,000    290,237             0.0%
    Tohoku Electric Power Co., Inc.                           192,300  2,699,975             0.0%
    Tohto Suisan Co., Ltd.                                     67,000    107,274             0.0%
#   Tokai Carbon Co., Ltd.                                    614,000  1,674,240             0.0%
    Tokai Corp.                                                16,500    528,670             0.0%
    TOKAI Holdings Corp.                                      285,500  1,210,753             0.0%
#   Tokai Lease Co., Ltd.                                      40,000     73,056             0.0%
    Tokai Rika Co., Ltd.                                      144,200  3,117,993             0.0%
#   Tokai Tokyo Financial Holdings, Inc.                      446,000  2,713,469             0.0%
    Token Corp.                                                20,470  1,624,224             0.0%
    Tokio Marine Holdings, Inc.                               217,612  8,384,955             0.1%
#   Tokio Marine Holdings, Inc. ADR                            61,104  2,354,948             0.0%
    Toko, Inc.                                                 93,000    265,181             0.0%
    Tokushu Tokai Paper Co., Ltd.                             223,380    743,482             0.0%
#*  Tokuyama Corp.                                            757,000  1,526,650             0.0%
    Tokyo Broadcasting System Holdings, Inc.                   12,600    187,200             0.0%
    Tokyo Dome Corp.                                          505,000  2,344,571             0.0%
*   Tokyo Electric Power Co., Inc.                            610,612  4,165,244             0.1%
#   Tokyo Electron Device, Ltd.                                20,400    263,305             0.0%
    Tokyo Electron, Ltd.                                       88,400  5,302,132             0.1%
    Tokyo Energy & Systems, Inc.                               73,000    706,824             0.0%
    Tokyo Gas Co., Ltd.                                       482,000  2,385,350             0.0%
    Tokyo Individualized Educational Institute, Inc.           19,500     94,664             0.0%
#   Tokyo Keiki, Inc.                                         209,000    413,561             0.0%
*   Tokyo Kikai Seisakusho, Ltd.                              127,000     62,709             0.0%
#   Tokyo Rakutenchi Co., Ltd.                                 43,000    176,852             0.0%
#*  Tokyo Rope Manufacturing Co., Ltd.                        341,000    527,420             0.0%
    Tokyo Sangyo Co., Ltd.                                     27,600    123,221             0.0%
    Tokyo Seimitsu Co., Ltd.                                  103,300  2,280,676             0.0%
    Tokyo Steel Manufacturing Co., Ltd.                       259,500  1,731,688             0.0%
    Tokyo Tatemono Co., Ltd.                                  386,500  4,802,396             0.1%
    Tokyo Tekko Co., Ltd.                                     122,000    565,492             0.0%
#   Tokyo Theatres Co., Inc.                                  218,000    241,403             0.0%
    Tokyo TY Financial Group, Inc.                             62,674  1,963,116             0.0%
    Tokyotokeiba Co., Ltd.                                    172,000    403,974             0.0%
    Tokyu Construction Co., Ltd.                              113,680    866,362             0.0%
#   Tokyu Corp.                                               488,000  3,957,068             0.0%
    Tokyu Fudosan Holdings Corp.                              568,394  3,995,324             0.1%
#   Tokyu Recreation Co., Ltd.                                 22,819    148,860             0.0%
    Toli Corp.                                                 78,000    221,590             0.0%
    Tomato Bank, Ltd.                                         169,000    237,431             0.0%
    Tomen Devices Corp.                                         3,000     49,502             0.0%
    Tomoe Corp.                                                77,900    238,063             0.0%
#   Tomoe Engineering Co., Ltd.                                19,500    245,545             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
JAPAN -- (Continued)
#   Tomoegawa Co., Ltd.                                          32,000 $   58,805             0.0%
#   Tomoku Co., Ltd.                                            105,000    226,287             0.0%
    TOMONY Holdings, Inc.                                       429,100  1,664,010             0.0%
#   Tomy Co., Ltd.                                              198,000    997,562             0.0%
    Tonami Holdings Co., Ltd.                                   112,000    365,502             0.0%
    TonenGeneral Sekiyu K.K.                                    128,000  1,329,877             0.0%
    Topcon Corp.                                                 84,900  1,226,591             0.0%
    Toppan Forms Co., Ltd.                                      141,700  1,825,483             0.0%
    Toppan Printing Co., Ltd.                                   509,000  4,564,440             0.1%
    Topre Corp.                                                 107,000  2,324,450             0.0%
    Topy Industries, Ltd.                                       591,000  1,329,729             0.0%
#   Toray Industries, Inc.                                      904,000  7,886,678             0.1%
    Toridoll.corp                                                33,000    417,457             0.0%
    Torigoe Co., Ltd. (The)                                      11,000     71,897             0.0%
    Torii Pharmaceutical Co., Ltd.                                1,100     26,544             0.0%
#   Torishima Pump Manufacturing Co., Ltd.                       61,800    479,443             0.0%
    Tose Co., Ltd.                                                3,800     25,763             0.0%
    Tosei Corp.                                                  80,600    499,035             0.0%
*   Toshiba Corp.                                             3,123,000  8,810,161             0.1%
    Toshiba Machine Co., Ltd.                                   331,000  1,139,823             0.0%
    Toshiba Plant Systems & Services Corp.                       92,600    991,880             0.0%
    Toshiba TEC Corp.                                           439,000  1,590,422             0.0%
    Tosho Co., Ltd.                                              11,100    292,959             0.0%
#   Tosho Printing Co., Ltd.                                     90,000    378,598             0.0%
    Tosoh Corp.                                               1,353,000  6,871,541             0.1%
    Totetsu Kogyo Co., Ltd.                                      44,200    955,717             0.0%
    TOTO, Ltd.                                                  110,000  3,729,590             0.0%
    Tottori Bank, Ltd. (The)                                    108,000    190,091             0.0%
    Toukei Computer Co., Ltd.                                     3,200     57,673             0.0%
    Tow Co., Ltd.                                                17,000    113,710             0.0%
    Towa Bank, Ltd. (The)                                     1,002,000    876,733             0.0%
#   Towa Corp.                                                   66,100    354,761             0.0%
#   Towa Pharmaceutical Co., Ltd.                                33,100  2,250,945             0.0%
    Toyo Construction Co., Ltd.                                 220,400  1,012,889             0.0%
    Toyo Corp.                                                    3,800     29,691             0.0%
#   Toyo Denki Seizo - Toyo Electric Manufacturing Co., Ltd.    109,000    397,164             0.0%
#   Toyo Engineering Corp.                                      301,000    756,923             0.0%
    Toyo Ink SC Holdings Co., Ltd.                              676,000  2,787,326             0.0%
    Toyo Kanetsu K.K.                                           301,000    486,560             0.0%
#   Toyo Kohan Co., Ltd.                                        142,300    459,229             0.0%
    Toyo Machinery & Metal Co., Ltd.                             52,500    195,203             0.0%
    Toyo Securities Co., Ltd.                                   215,000    693,890             0.0%
    Toyo Seikan Group Holdings, Ltd.                            347,600  6,716,771             0.1%
    Toyo Sugar Refining Co., Ltd.                                29,000     27,541             0.0%
    Toyo Suisan Kaisha, Ltd.                                     83,400  3,073,102             0.0%
    Toyo Tanso Co., Ltd.                                         31,000    446,375             0.0%
    Toyo Tire & Rubber Co., Ltd.                                233,800  4,919,793             0.1%
    Toyo Wharf & Warehouse Co., Ltd.                            164,000    258,083             0.0%
    Toyobo Co., Ltd.                                          2,545,000  3,730,584             0.0%
    Toyoda Gosei Co., Ltd.                                      189,600  4,346,022             0.1%
#   Toyota Boshoku Corp.                                        184,300  3,937,913             0.0%
    Toyota Industries Corp.                                      13,600    714,677             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
JAPAN -- (Continued)
    Toyota Motor Corp.                                        1,311,386 $80,341,315             0.6%
#   Toyota Motor Corp. Sponsored ADR                            384,641  47,164,679             0.3%
    Toyota Tsusho Corp.                                         424,925   9,731,654             0.1%
    TPR Co., Ltd.                                                71,200   1,740,467             0.0%
#   Trancom Co., Ltd.                                            18,900     910,954             0.0%
    Transcosmos, Inc.                                            41,900   1,169,895             0.0%
    Trend Micro, Inc.                                            48,800   1,901,806             0.0%
    Trend Micro, Inc. Sponsored ADR                               3,540     137,563             0.0%
    Trinity Industrial Corp.                                      3,000      11,788             0.0%
    Trusco Nakayama Corp.                                        42,761   1,499,251             0.0%
    Trust Tech, Inc.                                              2,200      41,535             0.0%
    TS Tech Co., Ltd.                                           132,100   3,622,916             0.0%
    TSI Holdings Co., Ltd.                                      160,290   1,124,050             0.0%
    Tsubakimoto Chain Co.                                       424,000   3,106,758             0.0%
    Tsubakimoto Kogyo Co., Ltd.                                  24,000      66,998             0.0%
#*  Tsudakoma Corp.                                             119,000     118,470             0.0%
    Tsugami Corp.                                               172,000     842,038             0.0%
#   Tsukada Global Holdings, Inc.                                41,100     263,346             0.0%
    Tsukamoto Corp. Co., Ltd.                                    37,000      39,406             0.0%
    Tsukishima Kikai Co., Ltd.                                   61,300     584,504             0.0%
    Tsukuba Bank, Ltd.                                          245,400     863,178             0.0%
    Tsukui Corp.                                                 98,500   1,057,843             0.0%
#   Tsumura & Co.                                               121,000   2,915,623             0.0%
    Tsuruha Holdings, Inc.                                       35,100   2,780,763             0.0%
    Tsurumi Manufacturing Co., Ltd.                              34,200     624,681             0.0%
    TV Asahi Holdings Corp.                                       4,400      73,430             0.0%
    Tv Tokyo Holdings Corp.                                      41,400     734,389             0.0%
    TYK Corp.                                                    34,000      53,993             0.0%
    Tyo, Inc.                                                   127,900     216,708             0.0%
#   U-Shin, Ltd.                                                 50,600     314,764             0.0%
    UACJ Corp.                                                  858,144   1,666,481             0.0%
    Ube Industries, Ltd.                                      2,875,200   6,037,234             0.1%
    Uchida Yoko Co., Ltd.                                       119,000     381,796             0.0%
    Uchiyama Holdings Co., Ltd.                                  11,100      42,928             0.0%
    UKC Holdings Corp.                                           34,600     693,282             0.0%
    Ulvac, Inc.                                                 149,500   2,658,828             0.0%
    Unicharm Corp.                                               66,500   1,420,192             0.0%
    Uniden Holdings Corp.                                       279,000     444,146             0.0%
#   Union Tool Co.                                               17,900     441,832             0.0%
    Unipres Corp.                                               109,500   2,488,553             0.0%
    United Arrows, Ltd.                                          38,900   1,675,847             0.0%
    United Super Markets Holdings, Inc.                          89,800     782,601             0.0%
*   Unitika, Ltd.                                             2,063,000   1,037,131             0.0%
    Universal Entertainment Corp.                                53,800     976,147             0.0%
#   Unizo Holdings Co., Ltd.                                     31,600   1,341,464             0.0%
#   UNY Group Holdings Co., Ltd.                                568,000   3,140,273             0.0%
*   Usen Corp.                                                  197,600     526,104             0.0%
    Ushio, Inc.                                                 329,200   4,534,999             0.1%
    USS Co., Ltd.                                                93,200   1,645,341             0.0%
#*  UT Group Co., Ltd.                                           38,400     208,989             0.0%
    Utoc Corp.                                                   35,900     147,736             0.0%
    Valor Holdings Co., Ltd.                                    115,100   2,684,167             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
JAPAN -- (Continued)
    Village Vanguard Co., Ltd.                                   16,800 $  247,375             0.0%
    Vital KSK Holdings, Inc.                                    109,085    793,205             0.0%
    Vitec Holdings Co., Ltd.                                     10,600    131,277             0.0%
    VT Holdings Co., Ltd.                                       217,100  1,342,552             0.0%
    Wacoal Holdings Corp.                                       337,000  4,228,838             0.1%
#   Wacom Co., Ltd.                                             412,500  1,544,001             0.0%
#   Wakachiku Construction Co., Ltd.                            294,000    372,436             0.0%
    Wakamoto Pharmaceutical Co., Ltd.                             9,000     21,253             0.0%
    Wakita & Co., Ltd.                                          118,300    931,044             0.0%
    Warabeya Nichiyo Co., Ltd.                                   43,400    847,232             0.0%
#*  WATAMI Co., Ltd.                                             56,700    397,990             0.0%
    WDB Holdings Co., Ltd.                                        2,600     27,663             0.0%
    Weathernews, Inc.                                            11,100    357,228             0.0%
#   Welcia Holdings Co., Ltd.                                    29,772  1,467,320             0.0%
    Wellnet Corp.                                                 6,900    136,239             0.0%
#   West Holdings Corp.                                          61,700    361,928             0.0%
    West Japan Railway Co.                                       70,400  4,946,075             0.1%
    Wood One Co., Ltd.                                          191,000    393,935             0.0%
    Wowow, Inc.                                                  18,000    492,493             0.0%
    Xebio Holdings Co., Ltd.                                     82,500  1,476,086             0.0%
    Y A C Co., Ltd.                                              12,100     94,850             0.0%
    Yachiyo Industry Co., Ltd.                                    6,300     56,786             0.0%
    Yahagi Construction Co., Ltd.                                72,800    626,207             0.0%
    Yahoo Japan Corp.                                           341,400  1,447,919             0.0%
    Yaizu Suisankagaku Industry Co., Ltd.                         9,800     79,957             0.0%
    Yakult Honsha Co., Ltd.                                      20,800  1,101,185             0.0%
    YAMABIKO Corp.                                               88,940    818,493             0.0%
#   Yamada Denki Co., Ltd.                                    1,620,200  7,288,698             0.1%
#   Yamagata Bank, Ltd. (The)                                   412,000  1,601,310             0.0%
#   Yamaguchi Financial Group, Inc.                             441,000  5,424,118             0.1%
    Yamaha Corp.                                                298,900  7,418,328             0.1%
    Yamaha Motor Co., Ltd.                                      270,500  6,065,275             0.1%
    Yamaichi Electronics Co., Ltd.                               64,100    567,564             0.0%
    Yamanashi Chuo Bank, Ltd. (The)                             448,000  2,099,945             0.0%
    Yamatane Corp.                                              315,000    479,963             0.0%
    Yamato Corp.                                                 26,000    103,205             0.0%
#   Yamato Holdings Co., Ltd.                                   185,800  3,657,342             0.0%
    Yamato Kogyo Co., Ltd.                                      116,900  3,113,878             0.0%
    Yamaya Corp.                                                 11,710    242,695             0.0%
    Yamazaki Baking Co., Ltd.                                   223,000  4,294,663             0.1%
    Yamazen Corp.                                               120,900  1,079,674             0.0%
    Yaoko Co., Ltd.                                              35,600  1,433,880             0.0%
    Yashima Denki Co., Ltd.                                       2,100     10,125             0.0%
#   Yaskawa Electric Corp.                                      377,400  4,476,680             0.1%
    Yasuda Logistics Corp.                                       26,200    208,548             0.0%
    Yellow Hat, Ltd.                                             42,100    926,194             0.0%
    Yodogawa Steel Works, Ltd.                                    3,000     52,884             0.0%
    Yokogawa Bridge Holdings Corp.                               89,600    830,586             0.0%
#   Yokogawa Electric Corp.                                     191,200  2,135,759             0.0%
#   Yokohama Reito Co., Ltd.                                    135,200  1,078,264             0.0%
    Yokohama Rubber Co., Ltd. (The)                             316,000  6,074,671             0.1%
    Yokowo Co., Ltd.                                             36,300    198,041             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                               SHARES      VALUE++     OF NET ASSETS**
                                                              --------- -------------- ---------------
JAPAN -- (Continued)
    Yomeishu Seizo Co., Ltd.                                      1,000 $       16,210             0.0%
    Yomiuri Land Co., Ltd.                                      121,000        417,047             0.0%
    Yondenko Corp.                                               33,400        121,351             0.0%
    Yondoshi Holdings, Inc.                                      34,800        736,730             0.0%
#   Yonekyu Corp.                                                13,800        253,035             0.0%
#   Yonex Co., Ltd.                                               9,900        250,958             0.0%
    Yorozu Corp.                                                 53,300      1,139,096             0.0%
    Yoshinoya Holdings Co., Ltd.                                 85,600      1,054,661             0.0%
    Yuasa Funashoku Co., Ltd.                                    16,000         44,306             0.0%
    Yuasa Trading Co., Ltd.                                      45,000      1,048,959             0.0%
    Yuken Kogyo Co., Ltd.                                        91,000        176,573             0.0%
    Yuki Gosei Kogyo Co., Ltd.                                   11,000         25,324             0.0%
#   Yumeshin Holdings Co., Ltd.                                  55,900        323,350             0.0%
    Yurtec Corp.                                                125,000      1,199,366             0.0%
    Yusen Logistics Co., Ltd.                                    51,600        602,026             0.0%
    Yushin Precision Equipment Co., Ltd.                          5,826        105,294             0.0%
    Yushiro Chemical Industry Co., Ltd.                          30,000        347,021             0.0%
    Yutaka Foods Corp.                                            4,000         62,935             0.0%
    Yutaka Giken Co., Ltd.                                          200          4,139             0.0%
    Zappallas, Inc.                                              11,600         46,860             0.0%
*   Zenitaka Corp. (The)                                         29,000        152,417             0.0%
#   Zenrin Co., Ltd.                                             57,000        830,195             0.0%
#   Zensho Holdings Co., Ltd.                                   299,000      2,817,246             0.0%
    Zeon Corp.                                                  415,000      3,387,136             0.0%
    ZERIA Pharmaceutical Co., Ltd.                               40,499        603,248             0.0%
#   Zojirushi Corp.                                              29,000        412,979             0.0%
#   Zuiko Corp.                                                   6,500        244,741             0.0%
    Zuken, Inc.                                                   1,800         16,831             0.0%
                                                                        --------------            ----
TOTAL JAPAN                                                              3,307,367,678            22.9%
                                                                        --------------            ----
NETHERLANDS -- (2.3%)
    Aalberts Industries NV                                      346,975     11,249,042             0.1%
    Accell Group                                                 57,143      1,190,871             0.0%
    Aegon NV(007924103)                                         111,533        685,926             0.0%
    Aegon NV(5927375)                                         1,549,331      9,507,416             0.1%
    Akzo Nobel NV                                               377,773     26,720,021             0.2%
    Akzo Nobel NV Sponsored ADR                                  68,609      1,612,312             0.0%
    AMG Advanced Metallurgical Group NV                         106,471        876,392             0.0%
    Amsterdam Commodities NV                                     53,905      1,356,480             0.0%
#*  APERAM SA                                                   177,188      5,455,679             0.1%
#   Arcadis NV                                                  174,732      4,404,878             0.0%
#   ArcelorMittal(B295F26)                                      636,410      3,570,260             0.0%
    ArcelorMittal(B03XPL1)                                      520,583      2,907,074             0.0%
    ASM International NV(N07045102)                                 343         13,140             0.0%
    ASM International NV(5165294)                               138,403      5,279,705             0.0%
    ASML Holding NV(B929F46)                                     56,437      5,235,167             0.0%
#   ASML Holding NV(B908F01)                                     39,731      3,686,639             0.0%
    BE Semiconductor Industries NV                              103,790      2,240,324             0.0%
    Beter Bed Holding NV                                         17,652        422,246             0.0%
    BinckBank NV                                                230,086      2,023,925             0.0%
    Brunel International NV                                      67,078      1,258,079             0.0%
    Corbion NV                                                  184,782      4,537,304             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                               SHARES     VALUE++    OF NET ASSETS**
                                                              --------- ------------ ---------------
NETHERLANDS -- (Continued)
    Delta Lloyd NV                                              621,020 $  4,893,656             0.0%
    DOCdata NV                                                      496       12,024             0.0%
#*  Fugro NV                                                    160,087    3,037,739             0.0%
    Gemalto NV                                                  134,451    8,417,895             0.1%
#*  Heijmans NV                                                  70,277      590,968             0.0%
    Heineken NV                                                  72,465    6,600,318             0.1%
    Hunter Douglas NV                                             1,588       65,846             0.0%
    ING Groep NV                                                465,669    6,802,044             0.1%
    ING Groep NV Sponsored ADR                                1,450,175   20,984,032             0.2%
    KAS Bank NV                                                  35,231      415,799             0.0%
    Kendrion NV                                                  42,032    1,013,308             0.0%
    Koninklijke Ahold NV                                      1,221,000   24,838,508             0.2%
    Koninklijke Ahold NV Sponsored ADR                           20,012      405,850             0.0%
*   Koninklijke BAM Groep NV                                    798,718    4,398,970             0.0%
    Koninklijke Boskalis Westminster NV                         248,209   12,046,738             0.1%
    Koninklijke DSM NV                                          368,864   19,663,235             0.1%
    Koninklijke KPN NV                                        6,316,241   23,143,976             0.2%
    Koninklijke Philips NV(500472303)                           384,659   10,362,713             0.1%
    Koninklijke Philips NV(5986622)                             546,238   14,725,888             0.1%
    Koninklijke Ten Cate NV                                      73,374    1,984,840             0.0%
    Koninklijke Vopak NV                                        122,619    4,925,664             0.0%
*   Macintosh Retail Group NV                                    49,262       36,840             0.0%
    Mota-Engil Africa NV                                         13,155       86,696             0.0%
    Nederland Apparatenfabriek                                    5,994      197,791             0.0%
    NN Group NV                                                  10,029      314,237             0.0%
#*  Ordina NV                                                   509,211      611,449             0.0%
*   PostNL NV                                                   972,232    4,005,336             0.0%
    Randstad Holding NV                                         252,114   15,035,141             0.1%
    RELX NV                                                     437,454    7,461,556             0.1%
#*  SBM Offshore NV                                             624,344    8,529,961             0.1%
    Sligro Food Group NV                                         37,384    1,372,503             0.0%
#*  SNS Reaal NV                                                262,485           --             0.0%
*   Telegraaf Media Groep NV                                     22,328      100,032             0.0%
    TKH Group NV                                                129,920    4,916,251             0.0%
    TNT Express NV                                              862,334    7,246,210             0.1%
*   TomTom NV                                                   305,121    3,308,887             0.0%
#   Unilever NV(904784709)                                      150,712    6,779,026             0.1%
#   Unilever NV(B12T3J1)                                        246,593   11,202,867             0.1%
    USG People NV                                               181,894    2,891,087             0.0%
    Van Lanschot NV                                               1,476       34,926             0.0%
    Wessanen                                                    236,095    2,535,972             0.0%
    Wolters Kluwer NV                                           580,125   19,606,653             0.1%
                                                                        ------------             ---
TOTAL NETHERLANDS                                                        359,836,312             2.5%
                                                                        ------------             ---
NEW ZEALAND -- (0.3%)
*   a2 Milk Co., Ltd.                                           211,413      108,581             0.0%
    Abano Healthcare Group, Ltd.                                 13,023       73,067             0.0%
    Air New Zealand, Ltd.                                     1,645,253    3,236,281             0.0%
#   Auckland International Airport, Ltd.                      1,792,784    6,370,874             0.1%
*   Chorus, Ltd.                                                157,627      303,056             0.0%
#*  Chorus, Ltd. ADR                                             10,487       99,993             0.0%
    Contact Energy, Ltd.                                        867,198    3,043,826             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
NEW ZEALAND -- (Continued)
#*  Diligent Corp.                                               64,635 $   260,938             0.0%
    Ebos Group, Ltd.                                             46,088     425,387             0.0%
    Fisher & Paykel Healthcare Corp., Ltd.                      822,377   4,327,411             0.1%
    Fletcher Building, Ltd.(6341606)                            743,680   3,745,652             0.0%
    Fletcher Building, Ltd.(6341617)                             94,146     470,660             0.0%
    Fonterra Co-operative Group, Ltd.                            38,182     138,985             0.0%
    Freightways, Ltd.                                           236,633     942,012             0.0%
    Genesis Energy, Ltd.                                        345,304     435,816             0.0%
    Hallenstein Glasson Holdings, Ltd.                           16,145      40,907             0.0%
    Heartland New Zealand, Ltd.                                 150,783     127,436             0.0%
    Infratil, Ltd.                                            1,083,985   2,276,678             0.0%
#   Kathmandu Holdings, Ltd.                                     54,811      58,166             0.0%
#   Mainfreight, Ltd.                                           160,424   1,682,861             0.0%
    Metlifecare, Ltd.                                           150,563     454,409             0.0%
    Michael Hill International, Ltd.                             72,300      50,461             0.0%
#   Mighty River Power, Ltd.                                    220,454     417,538             0.0%
    New Zealand Oil & Gas, Ltd.                                 332,926      97,884             0.0%
    New Zealand Refining Co., Ltd. (The)                         93,349     217,456             0.0%
    Nuplex Industries, Ltd.                                     388,630   1,119,630             0.0%
    NZX, Ltd.                                                   104,633      67,915             0.0%
*   Pacific Edge, Ltd.                                           20,054       6,169             0.0%
    PGG Wrightson, Ltd.                                         151,904      42,613             0.0%
*   Pike River Coal, Ltd.                                       224,242          --             0.0%
#   Port of Tauranga, Ltd.                                       99,738   1,215,060             0.0%
    Restaurant Brands New Zealand, Ltd.                         141,523     409,934             0.0%
*   Rubicon, Ltd.                                                64,229      14,388             0.0%
#   Ryman Healthcare, Ltd.                                      272,242   1,452,556             0.0%
    Sanford, Ltd/NZ                                              31,342     104,917             0.0%
    Skellerup Holdings, Ltd.                                     43,180      44,705             0.0%
#   SKY Network Television, Ltd.                                645,583   1,981,983             0.0%
    SKYCITY Entertainment Group, Ltd.                         1,519,321   4,121,473             0.1%
    Spark New Zealand, Ltd.                                   3,242,730   7,355,233             0.1%
    Steel & Tube Holdings, Ltd.                                  31,356      59,075             0.0%
    Summerset Group Holdings, Ltd.                              303,855     807,917             0.0%
    Tourism Holdings, Ltd.                                       23,932      35,823             0.0%
    Tower, Ltd.                                                 375,850     531,891             0.0%
#   Trade Me Group, Ltd.                                        544,381   1,349,643             0.0%
#   TrustPower, Ltd.                                             88,232     466,076             0.0%
    Vector, Ltd.                                                350,621     783,879             0.0%
    Warehouse Group, Ltd. (The)                                 125,544     231,911             0.0%
*   Xero, Ltd.                                                   40,315     437,131             0.0%
    Z Energy, Ltd.                                               89,077     404,129             0.0%
                                                                        -----------             ---
TOTAL NEW ZEALAND                                                        52,450,386             0.4%
                                                                        -----------             ---
NORWAY -- (0.8%)
#   ABG Sundal Collier Holding ASA                              679,497     511,774             0.0%
#*  Akastor ASA                                                 427,037     557,117             0.0%
#   Aker ASA Class A                                             80,273   1,581,020             0.0%
#   Aker Solutions ASA                                          201,958     811,176             0.0%
#   American Shipping ASA                                        80,341     339,231             0.0%
*   Archer                                                       81,224      97,697             0.0%
#   Atea ASA                                                    241,673   2,246,875             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                              ---------- ----------- ---------------
NORWAY -- (Continued)
    Austevoll Seafood ASA                                        327,353 $ 2,013,181             0.0%
    Bakkafrost P/F                                                69,226   2,223,566             0.0%
    Bonheur ASA                                                   63,363     428,750             0.0%
    BW Offshore, Ltd.                                          1,093,628     455,964             0.0%
    Deep Sea Supply P.L.C.                                       206,844      43,742             0.0%
#*  Det Norske Oljeselskap ASA                                   257,399   1,593,311             0.0%
    DNB ASA                                                      550,362   7,007,181             0.1%
#*  DNO ASA                                                      644,010     650,774             0.0%
#*  DOF ASA                                                       67,981      42,985             0.0%
    Ekornes ASA                                                   28,790     306,172             0.0%
*   Electromagnetic GeoServices ASA                               24,495       1,853             0.0%
    Farstad Shipping ASA                                           7,858      11,007             0.0%
#*  Fred Olsen Energy ASA                                        173,133     809,130             0.0%
#*  Frontline, Ltd.                                              342,532   1,070,301             0.0%
    Ganger Rolf ASA                                               23,563     148,408             0.0%
    Gjensidige Forsikring ASA                                    108,368   1,649,906             0.0%
    Golar LNG, Ltd.                                               19,800     574,398             0.0%
#   Grieg Seafood ASA                                             62,647     223,775             0.0%
#   Hexagon Composites ASA                                       167,123     257,592             0.0%
#   Hoegh LNG Holdings, Ltd.                                      52,527     631,633             0.0%
*   Kongsberg Automotive ASA                                   1,735,539   1,003,219             0.0%
    Kongsberg Gruppen ASA                                         33,629     527,955             0.0%
    Kvaerner ASA                                                 869,309     547,742             0.0%
    Leroy Seafood Group ASA                                       43,655   1,531,248             0.0%
    Marine Harvest ASA                                           334,597   4,490,935             0.1%
#*  Nordic Semiconductor ASA                                     273,192   1,312,962             0.0%
    Norsk Hydro ASA                                            1,419,632   5,084,811             0.1%
    Norsk Hydro ASA Sponsored ADR                                 50,900     180,695             0.0%
#*  Norske Skogindustrier ASA                                    615,107     165,826             0.0%
#*  Norwegian Air Shuttle ASA                                     52,821   1,941,017             0.0%
    Ocean Yield ASA                                                7,101      57,236             0.0%
#*  Odfjell SE Class A                                            41,255     130,937             0.0%
    Olav Thon Eiendomsselskap ASA                                  4,360      72,848             0.0%
#   Opera Software ASA                                           185,750   1,160,548             0.0%
    Orkla ASA                                                    461,624   3,928,453             0.0%
    Petroleum Geo-Services ASA                                   676,849   2,832,102             0.0%
#*  PhotoCure ASA                                                  8,681      39,344             0.0%
    Prosafe SE                                                   538,680   1,494,151             0.0%
*   Q-Free ASA                                                    66,600      77,198             0.0%
#*  REC Silicon ASA                                           12,850,196   2,309,760             0.0%
    Salmar ASA                                                    75,927   1,242,204             0.0%
    Schibsted ASA Class A                                         51,459   1,726,777             0.0%
*   Schibsted ASA Class B                                         33,108   1,034,332             0.0%
#   Seadrill, Ltd.(B0HWHV8)                                      231,788   1,499,668             0.0%
#   Seadrill, Ltd.(B09RMQ1)                                      515,558   3,315,345             0.0%
#*  Sevan Marine ASA                                              66,506     124,473             0.0%
*   Siem Offshore, Inc.                                          222,158      46,933             0.0%
    Solstad Offshore ASA                                           7,538      23,009             0.0%
*   Songa Offshore                                             2,720,176     383,727             0.0%
    SpareBank 1 SMN                                               52,734     330,642             0.0%
    SpareBank 1 SR-Bank ASA                                      242,862   1,160,114             0.0%
    Statoil ASA                                                  829,912  13,414,913             0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                SHARES     VALUE++    OF NET ASSETS**
                                                              ---------- ------------ ---------------
NORWAY -- (Continued)
#   Statoil ASA Sponsored ADR                                    657,322 $ 10,622,324             0.1%
    Stolt-Nielsen, Ltd.                                           46,488      628,153             0.0%
*   Storebrand ASA                                               949,817    3,314,223             0.0%
*   Subsea 7 SA                                                  551,201    4,323,229             0.1%
#   Telenor ASA                                                  172,911    3,257,324             0.0%
#   TGS Nopec Geophysical Co. ASA                                268,648    5,326,714             0.1%
    Tomra Systems ASA                                            213,165    2,274,243             0.0%
    Veidekke ASA                                                 117,287    1,489,919             0.0%
    Wilh Wilhelmsen ASA                                          139,565      605,235             0.0%
    Wilh Wilhelmsen Holding ASA Class A                           28,575      573,559             0.0%
    Yara International ASA                                       142,808    6,487,191             0.1%
                                                                         ------------             ---
TOTAL NORWAY                                                              118,381,757             0.8%
                                                                         ------------             ---
PORTUGAL -- (0.3%)
    Altri SGPS SA                                                349,608    1,653,126             0.0%
*   Banco BPI SA                                               1,168,798    1,417,839             0.0%
#*  Banco Comercial Portugues SA Class R                      49,333,489    2,827,923             0.0%
*   Banco Espirito Santo SA                                    3,375,184           --             0.0%
    Corticeira Amorim SGPS SA                                    100,452      541,411             0.0%
    CTT-Correios de Portugal SA                                   82,618      938,426             0.0%
    EDP - Energias de Portugal SA                              1,185,230    4,379,990             0.1%
    EDP - Energias de Portugal SA Sponsored ADR                    7,202      266,690             0.0%
    EDP Renovaveis SA                                            569,756    4,133,460             0.0%
    Galp Energia SGPS SA                                         795,705    8,589,607             0.1%
#*  Impresa SGPS SA                                               49,210       33,399             0.0%
    Jeronimo Martins SGPS SA                                     239,425    3,360,741             0.0%
#   Mota-Engil SGPS SA                                           208,436      521,383             0.0%
    NOS SGPS SA                                                  452,565    3,755,634             0.0%
#   Novabase SGPS SA                                              12,258       30,009             0.0%
    Portucel SA                                                1,019,559    4,150,798             0.1%
    REN - Redes Energeticas Nacionais SGPS SA                    582,787    1,775,973             0.0%
*   Sonae Industria SGPS SA                                   14,246,464      142,280             0.0%
    Sonae SGPS SA                                              3,192,485    3,814,370             0.0%
    Teixeira Duarte SA                                           243,459      121,580             0.0%
                                                                         ------------             ---
TOTAL PORTUGAL                                                             42,454,639             0.3%
                                                                         ------------             ---
SINGAPORE -- (1.2%)
*   Abterra, Ltd.                                                189,000       50,734             0.0%
    Amara Holdings, Ltd.                                         248,000       80,574             0.0%
    ASL Marine Holdings, Ltd.                                    282,800       73,152             0.0%
#*  Ausgroup, Ltd.                                             1,532,939      167,889             0.0%
    Banyan Tree Holdings, Ltd.                                   409,000      146,002             0.0%
#*  Biosensors International Group, Ltd.                       4,655,901    2,259,985             0.0%
    Bonvests Holdings, Ltd.                                       51,600       45,854             0.0%
*   Boustead Projects, Ltd.                                      147,404       88,868             0.0%
    Boustead Singapore, Ltd.                                     668,649      457,096             0.0%
#   Breadtalk Group, Ltd.                                        354,000      299,852             0.0%
*   Broadway Industrial Group, Ltd.                              589,333       75,324             0.0%
    Bukit Sembawang Estates, Ltd.                                132,100      444,681             0.0%
*   Bund Center Investment, Ltd.                               1,264,000      166,195             0.0%
    CapitaLand, Ltd.                                           2,265,400    4,997,273             0.1%
#   Centurion Corp., Ltd.                                        852,500      254,728             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
SINGAPORE -- (Continued)
#   China Aviation Oil Singapore Corp., Ltd.                    334,800 $   171,780             0.0%
    China Merchants Holdings Pacific, Ltd.                      971,490     661,621             0.0%
#   Chip Eng Seng Corp., Ltd.                                 1,670,000     816,461             0.0%
    City Developments, Ltd.                                     402,200   2,276,175             0.0%
#   Civmec, Ltd.                                                140,000      40,796             0.0%
    ComfortDelGro Corp., Ltd.                                 2,047,169   4,429,275             0.1%
#   Cordlife Group, Ltd.                                        172,700     167,003             0.0%
#   Cosco Corp. Singapore, Ltd.                               3,315,700     887,563             0.0%
*   CSC Holdings, Ltd.                                          396,000       9,230             0.0%
    CSE Global, Ltd.                                          1,770,900     625,098             0.0%
#   CWT, Ltd.                                                   959,900   1,370,268             0.0%
#   Dairy Farm International Holdings, Ltd.                      21,100     138,922             0.0%
    DBS Group Holdings, Ltd.                                  1,128,691  13,877,308             0.1%
#*  Del Monte Pacific, Ltd.                                     643,482     137,330             0.0%
*   Delong Holdings, Ltd.                                       207,200      15,303             0.0%
*   DMX Technologies Group, Ltd.                                256,000      15,716             0.0%
#   Dyna-Mac Holdings, Ltd.                                   1,489,000     205,987             0.0%
    Elec & Eltek International Co., Ltd.                         20,000      15,613             0.0%
    Eu Yan Sang International, Ltd.                              44,400      14,222             0.0%
#   Ezion Holdings, Ltd.                                      4,694,660   2,337,471             0.0%
#*  Ezra Holdings, Ltd.                                       8,325,745     724,540             0.0%
#   Falcon Energy Group, Ltd.                                 1,074,000     184,138             0.0%
    Far East Orchard, Ltd.                                      255,401     274,091             0.0%
#   First Resources, Ltd.                                     1,688,100   2,261,324             0.0%
    FJ Benjamin Holdings, Ltd.                                  500,100      34,135             0.0%
*   Food Empire Holdings, Ltd.                                  144,800      24,239             0.0%
    Fragrance Group, Ltd.                                     1,448,000     198,403             0.0%
    Frasers Centrepoint, Ltd.                                   114,300     132,910             0.0%
*   Gallant Venture, Ltd.                                     1,738,000     284,448             0.0%
    Genting Singapore P.L.C.                                  2,894,800   1,676,874             0.0%
#*  Geo Energy Resources, Ltd.                                1,097,000     112,597             0.0%
    Global Logistic Properties, Ltd.                          1,590,500   2,543,851             0.0%
    Global Premium Hotels, Ltd.                                 115,840      23,923             0.0%
*   Global Yellow Pages, Ltd.                                     7,250         994             0.0%
*   GMG Global, Ltd.                                            817,900     224,427             0.0%
    Golden Agri-Resources, Ltd.                               7,265,969   2,016,468             0.0%
    GP Industries, Ltd.                                         174,000      84,696             0.0%
    Great Eastern Holdings, Ltd.                                 36,700     558,830             0.0%
#   GSH Corp., Ltd.                                             166,660      32,183             0.0%
    GuocoLand, Ltd.                                             446,121     592,182             0.0%
    GuocoLeisure, Ltd.                                        1,274,000     812,205             0.0%
*   HG Metal Manufacturing, Ltd.                                300,000       9,204             0.0%
#   Hi-P International, Ltd.                                    525,000     194,895             0.0%
    Hiap Hoe, Ltd.                                              128,000      64,066             0.0%
    Ho Bee Land, Ltd.                                           665,500     934,968             0.0%
    Hong Fok Corp., Ltd.                                        899,080     462,195             0.0%
    Hong Leong Asia, Ltd.                                       216,000     131,761             0.0%
    Hongkong Land Holdings, Ltd.                                250,000   1,874,546             0.0%
    Hotel Grand Central, Ltd.                                   150,866     137,660             0.0%
    Hour Glass, Ltd. (The)                                      150,000      78,683             0.0%
*   HTL International Holdings, Ltd.                            328,000      84,382             0.0%
    HupSteel, Ltd.                                              145,000      15,772             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
SINGAPORE -- (Continued)
    Hutchison Port Holdings Trust                             7,420,800 $ 4,110,055             0.1%
    Hwa Hong Corp., Ltd.                                        280,000      65,119             0.0%
#   Hyflux, Ltd.                                              1,507,900     729,303             0.0%
#   Indofood Agri Resources, Ltd.                             1,731,400     702,640             0.0%
*   InnoTek, Ltd.                                                87,000      10,823             0.0%
    Innovalues, Ltd.                                            711,800     395,810             0.0%
    Interplex Holdings, Ltd.                                    960,700     483,781             0.0%
*   Interra Resources, Ltd.                                      82,500       6,373             0.0%
    IPC Corp., Ltd.                                             140,100     135,638             0.0%
    Jardine Cycle & Carriage, Ltd.                               81,197   1,879,938             0.0%
*   Jurong Technologies Industrial Corp., Ltd.                  213,200          --             0.0%
    K1 Ventures, Ltd.                                         1,782,200     254,574             0.0%
#   Keppel Corp., Ltd.                                        1,415,100   7,123,186             0.1%
#   Keppel Infrastructure Trust                               1,155,753     428,525             0.0%
    Keppel Telecommunications & Transportation, Ltd.            160,800     166,218             0.0%
    Koh Brothers Group, Ltd.                                    193,000      42,075             0.0%
    KSH Holdings, Ltd.                                           23,000       9,896             0.0%
*   Li Heng Chemical Fibre Technologies, Ltd.                   249,000      92,021             0.0%
    Lian Beng Group, Ltd.                                     1,512,000     570,323             0.0%
*   Linc Energy, Ltd.                                           478,535      54,912             0.0%
    Low Keng Huat Singapore, Ltd.                               293,000     130,558             0.0%
    Lum Chang Holdings, Ltd.                                    160,000      44,561             0.0%
    M1, Ltd.                                                    570,600   1,155,320             0.0%
    Mandarin Oriental International, Ltd.                         7,600      11,615             0.0%
*   Marco Polo Marine, Ltd.                                     269,000      40,944             0.0%
#   Mewah International, Inc.                                   336,000      74,223             0.0%
#   Midas Holdings, Ltd.                                      4,116,900     920,700             0.0%
#   Nam Cheong, Ltd.                                          5,757,000     687,688             0.0%
#*  Neptune Orient Lines, Ltd.                                3,951,700   2,798,988             0.0%
    Nera Telecommunications, Ltd.                                21,800       9,869             0.0%
#   Noble Group, Ltd.                                         9,995,100   3,588,633             0.0%
    NSL, Ltd.                                                    75,000      75,020             0.0%
    Olam International, Ltd.                                    891,700   1,269,486             0.0%
#   OSIM International, Ltd.                                    622,000     603,096             0.0%
*   Otto Marine, Ltd.                                            28,850       7,736             0.0%
#   OUE, Ltd.                                                   777,800     994,025             0.0%
#   Oversea-Chinese Banking Corp., Ltd.                       1,793,287  11,526,985             0.1%
#   Oxley Holdings, Ltd.                                        737,000     220,075             0.0%
    Pacific Radiance, Ltd.                                      186,600      50,492             0.0%
    Pan-United Corp., Ltd.                                      268,000     129,388             0.0%
#   Penguin International, Ltd.                               1,543,000     164,737             0.0%
#   Petra Foods, Ltd.                                           171,000     295,196             0.0%
#   Q&M Dental Group Singapore, Ltd.                            635,800     355,312             0.0%
    QAF, Ltd.                                                   375,784     279,867             0.0%
#   Raffles Education Corp., Ltd.                             2,126,667     440,241             0.0%
    Raffles Medical Group, Ltd.                                 603,432   1,851,168             0.0%
    Religare Health Trust                                       218,600     154,997             0.0%
    Rickmers Maritime                                            50,100       7,304             0.0%
    Riverstone Holdings, Ltd.                                    10,400      14,767             0.0%
    Rotary Engineering, Ltd.                                    691,700     194,919             0.0%
*   S I2I, Ltd.                                                  10,425       5,894             0.0%
#   SATS, Ltd.                                                1,233,392   3,333,356             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                               SHARES     VALUE++    OF NET ASSETS**
                                                              --------- ------------ ---------------
SINGAPORE -- (Continued)
    SBS Transit, Ltd.                                            54,000 $     70,864             0.0%
    SembCorp Industries, Ltd.                                 1,592,500    4,057,938             0.1%
#   SembCorp Marine, Ltd.                                     1,692,800    2,816,840             0.0%
    Sheng Siong Group, Ltd.                                   1,588,400      961,485             0.0%
#   SHS Holdings, Ltd.                                          882,200      160,549             0.0%
*   SIIC Environment Holdings, Ltd.                             265,080      160,415             0.0%
    Sim Lian Group, Ltd.                                        206,794      134,387             0.0%
#   Sinarmas Land, Ltd.                                       3,572,600    1,220,511             0.0%
    Sing Holdings, Ltd.                                         263,000       56,232             0.0%
    Singapore Airlines, Ltd.                                    954,800    7,345,506             0.1%
    Singapore Exchange, Ltd.                                    456,500    2,401,821             0.0%
    Singapore Post, Ltd.                                      1,750,616    2,363,059             0.0%
    Singapore Press Holdings, Ltd.                              884,000    2,514,092             0.0%
    Singapore Reinsurance Corp., Ltd.                            55,000       12,949             0.0%
    Singapore Shipping Corp., Ltd.                              137,000       28,762             0.0%
    Singapore Technologies Engineering, Ltd.                    921,500    2,171,955             0.0%
    Singapore Telecommunications, Ltd.                        3,054,350    8,678,178             0.1%
#*  Sino Grandness Food Industry Group, Ltd.                  1,452,000      360,143             0.0%
#   SMRT Corp., Ltd.                                          1,275,000    1,326,641             0.0%
    Stamford Land Corp., Ltd.                                 1,159,400      426,675             0.0%
    StarHub, Ltd.                                               531,910    1,364,517             0.0%
    Sunningdale Tech, Ltd.                                      422,980      256,214             0.0%
#*  SunVic Chemical Holdings, Ltd.                              790,000      131,903             0.0%
#   Super Group, Ltd.                                         1,467,100      939,764             0.0%
#*  Swiber Holdings, Ltd.                                     1,301,500      240,535             0.0%
#   Swissco Holdings, Ltd.                                      750,500      138,321             0.0%
    Tat Hong Holdings, Ltd.                                     725,500      289,214             0.0%
*   Thakral Corp., Ltd.                                          39,650        8,291             0.0%
    Tiong Woon Corp. Holding, Ltd.                              465,750       67,906             0.0%
    Tuan Sing Holdings, Ltd.                                  2,239,528      542,663             0.0%
    UMS Holdings, Ltd.                                        1,058,050      380,572             0.0%
    United Engineers, Ltd.                                    1,047,904    1,483,901             0.0%
#   United Industrial Corp., Ltd.                               698,998    1,535,640             0.0%
    United Overseas Bank, Ltd.                                  787,472   11,434,706             0.1%
    UOB-Kay Hian Holdings, Ltd.                                 530,314      545,175             0.0%
    UOL Group, Ltd.                                           1,239,488    5,784,392             0.1%
    UPP Holdings, Ltd.                                          610,000       80,105             0.0%
    Valuetronics Holdings, Ltd.                                 251,000       75,758             0.0%
#*  Vard Holdings, Ltd.                                       2,142,500      579,520             0.0%
    Venture Corp., Ltd.                                         741,300    4,368,633             0.1%
#   Vibrant Group, Ltd.                                         990,681      257,561             0.0%
    Vicom, Ltd.                                                   2,400       10,492             0.0%
    Wee Hur Holdings, Ltd.                                      917,300      193,276             0.0%
#   Wheelock Properties Singapore, Ltd.                         186,347      202,556             0.0%
    Wilmar International, Ltd.                                  918,000    2,045,642             0.0%
    Wing Tai Holdings, Ltd.                                   1,594,624    1,984,387             0.0%
    Yeo Hiap Seng, Ltd.                                          63,135       60,694             0.0%
    YHI International, Ltd.                                      96,000       11,771             0.0%
*   Yongnam Holdings, Ltd.                                      594,000      165,042             0.0%
    Zhongmin Baihui Retail Group, Ltd.                            7,800        9,911             0.0%
                                                                        ------------             ---
TOTAL SINGAPORE                                                          175,763,373             1.2%
                                                                        ------------             ---

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
SPAIN -- (2.4%)
#   Abengoa SA Class A                                          123,167 $   146,383             0.0%
#   Abengoa SA Class B                                        1,553,349   1,504,421             0.0%
#   Abertis Infraestructuras SA                                 261,163   4,336,889             0.0%
    Acciona SA                                                   83,678   7,019,712             0.1%
#   Acerinox SA                                                 358,284   3,871,032             0.0%
    ACS Actividades de Construccion y Servicios SA              233,780   7,931,777             0.1%
#   Adveo Group International SA                                 63,315     361,866             0.0%
    Almirall SA                                                 205,620   3,957,840             0.0%
    Amadeus IT Holding SA Class A                               238,513  10,145,523             0.1%
#*  Amper SA                                                     65,798      10,910             0.0%
    Atresmedia Corp de Medios de Comunicacion SA                 97,680   1,250,979             0.0%
    Azkoyen SA                                                   14,561      47,002             0.0%
    Banco Bilbao Vizcaya Argentaria SA                        1,297,985  11,167,356             0.1%
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR            937,852   8,084,284             0.1%
    Banco Bilbao Vizcaya Argentaria, SA                          14,108     121,629             0.0%
#   Banco de Sabadell SA                                      7,176,283  13,845,213             0.1%
    Banco Popular Espanol SA                                  3,459,118  13,151,884             0.1%
    Banco Santander SA                                        5,626,083  31,428,412             0.2%
    Banco Santander SA Sponsored ADR                          2,352,214  13,031,266             0.1%
    Bankia SA                                                 4,735,702   6,085,875             0.0%
    Bankinter SA                                              1,030,268   7,451,061             0.1%
*   Baron de Ley                                                  4,117     420,382             0.0%
#   Bolsas y Mercados Espanoles SHMSF SA                        154,052   5,527,059             0.0%
    CaixaBank SA                                              2,343,058   8,974,277             0.1%
*   Caja de Ahorros del Mediterraneo                             21,176          --             0.0%
#*  Cementos Portland Valderrivas SA                             43,783     245,734             0.0%
    Cie Automotive SA                                            93,785   1,502,021             0.0%
#   Construcciones y Auxiliar de Ferrocarriles SA                 4,940   1,378,985             0.0%
*   Deoleo SA                                                    30,415      10,194             0.0%
    Distribuidora Internacional de Alimentacion SA              991,193   6,297,636             0.1%
    Duro Felguera SA                                            237,906     558,887             0.0%
    Ebro Foods SA                                               151,187   2,863,572             0.0%
    Elecnor SA                                                   10,259      90,714             0.0%
    Enagas SA                                                   371,384  11,230,007             0.1%
    Ence Energia y Celulosa SA                                  368,840   1,289,215             0.0%
    Endesa SA                                                   227,541   5,059,416             0.0%
#*  Ercros SA                                                   478,379     428,493             0.0%
    Faes Farma SA                                               481,367   1,293,426             0.0%
    Ferrovial SA                                                244,283   6,162,629             0.1%
    Fluidra SA                                                   12,607      44,243             0.0%
#*  Fomento de Construcciones y Contratas SA                    257,795   1,962,545             0.0%
    Gamesa Corp. Tecnologica SA                                 757,335  11,953,285             0.1%
    Gas Natural SDG SA                                          250,906   5,427,554             0.0%
    Grifols SA                                                   65,514   3,034,279             0.0%
    Grupo Catalana Occidente SA                                  93,252   2,891,400             0.0%
#*  Grupo Ezentis SA                                            315,518     207,116             0.0%
    Iberdrola SA                                              5,929,169  42,281,727             0.3%
    Iberpapel Gestion SA                                          4,081      74,122             0.0%
#*  Indra Sistemas SA                                           288,904   3,090,814             0.0%
#   Industria de Diseno Textil SA                               210,215   7,871,365             0.1%
*   Inmobiliaria Colonial SA                                  2,302,207   1,702,605             0.0%
*   Liberbank SA                                              2,151,885   1,330,826             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                               SHARES     VALUE++    OF NET ASSETS**
                                                              --------- ------------ ---------------
SPAIN -- (Continued)
    Mapfre SA                                                 3,566,931 $ 10,582,239             0.1%
    Mediaset Espana Comunicacion SA                             505,321    6,131,324             0.1%
#   Melia Hotels International SA                               150,272    2,169,933             0.0%
    Miquel y Costas & Miquel SA                                  21,673      774,260             0.0%
*   NH Hotel Group SA                                           303,318    1,853,842             0.0%
    Obrascon Huarte Lain SA(BZBWTC4)                            256,886    2,060,444             0.0%
#   Obrascon Huarte Lain SA(5379749)                            170,793    1,366,035             0.0%
    Papeles y Cartones de Europa SA                             152,586      865,612             0.0%
*   Pescanova SA                                                 22,953           --             0.0%
    Prim SA                                                       5,102       50,349             0.0%
#*  Promotora de Informaciones SA Class A                       203,758    1,130,036             0.0%
    Prosegur Cia de Seguridad SA                                402,809    1,792,246             0.0%
#*  Quabit Inmobiliaria SA                                      284,665       26,188             0.0%
#*  Realia Business SA                                          191,857      150,791             0.0%
    Red Electrica Corp. SA                                       93,800    8,257,672             0.1%
    Repsol SA                                                   651,708    8,203,948             0.1%
    Repsol SA Sponsored ADR                                     290,352    3,638,111             0.0%
#   Sacyr SA                                                  1,204,177    3,029,666             0.0%
*   Sociedad Nacional de Industrias Apicaciones Celulosa
      Espanola SA                                                56,486        2,283             0.0%
#*  Solaria Energia y Medio Ambiente SA                          34,875       29,616             0.0%
    Tecnicas Reunidas SA                                         49,724    2,214,552             0.0%
*   Telecomunicaciones y Energia                                 27,058       33,010             0.0%
    Telefonica SA                                             1,398,413   18,449,735             0.1%
    Telefonica SA Sponsored ADR                                 221,922    2,922,712             0.0%
#   Tubacex SA                                                  335,238      718,693             0.0%
#   Tubos Reunidos SA                                           524,311      550,005             0.0%
#   Vidrala SA                                                   29,234    1,383,466             0.0%
    Viscofan SA                                                  71,858    4,191,124             0.0%
*   Vocento SA                                                   61,660      116,331             0.0%
    Zardoya Otis SA                                             226,069    2,779,738             0.0%
*   Zeltia SA                                                   315,249    1,398,658             0.0%
                                                                        ------------             ---
TOTAL SPAIN                                                              367,028,461             2.5%
                                                                        ------------             ---
SWEDEN -- (2.8%)
    AAK AB                                                       70,604    5,083,707             0.0%
    Acando AB                                                   298,940      487,400             0.0%
    AddTech AB Class B                                           44,926      636,844             0.0%
    AF AB Class B                                               133,278    1,970,958             0.0%
    Alfa Laval AB                                               204,142    3,581,431             0.0%
*   Arise AB                                                      1,101        2,163             0.0%
    Assa Abloy AB Class B                                       533,715   10,617,234             0.1%
#   Atlas Copco AB Class A                                      157,214    4,097,105             0.0%
#   Atlas Copco AB Class B                                       78,436    1,896,176             0.0%
    Atrium Ljungberg AB Class B                                  49,009      760,010             0.0%
    Avanza Bank Holding AB                                       41,441    1,639,006             0.0%
    Axfood AB                                                   136,432    2,462,059             0.0%
    B&B Tools AB Class B                                         47,402      618,725             0.0%
*   BE Group AB                                                  27,715        5,524             0.0%
    Beijer Alma AB                                               17,699      410,157             0.0%
    Beijer Electronics AB                                         2,424       14,921             0.0%
    Beijer Ref AB Class B                                         6,430      142,900             0.0%
    Betsson AB                                                  308,271    5,013,640             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
SWEDEN -- (Continued)
    Bilia AB Class A                                            165,198 $ 3,462,606             0.0%
    BillerudKorsnas AB                                          519,744   9,405,979             0.1%
    BioGaia AB Class B                                           16,848     546,725             0.0%
    Biotage AB                                                   54,240     122,980             0.0%
    Bjorn Borg AB                                                48,305     162,861             0.0%
    Boliden AB                                                  806,012  15,432,199             0.1%
    Bure Equity AB                                              117,076     759,355             0.0%
    Byggmax Group AB                                            229,711   1,865,448             0.0%
    Castellum AB                                                325,064   4,865,390             0.0%
    Catena AB                                                       500       7,042             0.0%
    Clas Ohlson AB Class B                                      103,645   1,574,565             0.0%
*   Cloetta AB Class B                                          415,067   1,236,824             0.0%
    Concentric AB                                                97,861   1,132,065             0.0%
#*  Concordia Maritime AB Class B                                56,239     118,311             0.0%
    Dios Fastigheter AB                                          59,039     433,227             0.0%
#*  Doro AB                                                      65,657     384,321             0.0%
    Duni AB                                                      97,643   1,481,583             0.0%
    Electrolux AB Series B                                      249,193   7,331,349             0.1%
    Elekta AB Class B                                           322,730   2,497,094             0.0%
    Enea AB                                                      30,243     289,498             0.0%
#*  Eniro AB                                                  1,094,983     167,122             0.0%
    Fabege AB                                                   293,506   4,662,873             0.0%
    Fagerhult AB                                                  9,187     156,584             0.0%
*   Fastighets AB Balder                                        100,902   2,032,630             0.0%
#   Fenix Outdoor International AG                                  890      34,402             0.0%
#   FinnvedenBulten AB                                           55,988     551,203             0.0%
    Getinge AB Class B                                          337,295   8,429,555             0.1%
    Gunnebo AB                                                  140,490     650,631             0.0%
    Haldex AB                                                   275,841   2,662,251             0.0%
    Hemfosa Fastigheter AB                                      106,143   1,150,986             0.0%
    Hennes & Mauritz AB Class B                                 226,225   8,794,013             0.1%
    Hexagon AB Class B                                          206,207   7,152,371             0.1%
    Hexpol AB                                                   418,900   4,069,058             0.0%
    HIQ International AB                                        221,247   1,255,751             0.0%
    Holmen AB Class B                                           134,976   4,068,828             0.0%
    Hufvudstaden AB Class A                                     119,988   1,695,373             0.0%
#   Husqvarna AB Class A                                        104,942     686,422             0.0%
    Husqvarna AB Class B                                        857,799   5,647,118             0.1%
#   ICA Gruppen AB                                              127,963   4,564,965             0.0%
    Industrial & Financial Systems Class B                       35,105   1,356,186             0.0%
#   Indutrade AB                                                 52,633   2,502,761             0.0%
    Intrum Justitia AB                                          162,013   5,812,578             0.1%
    ITAB Shop Concept AB Class B                                  1,588      46,152             0.0%
    JM AB                                                       265,904   7,515,379             0.1%
    KappAhl AB                                                  185,905     630,197             0.0%
#*  Karolinska Development AB Class B                             2,619       3,067             0.0%
    Klovern AB Class A                                           32,770      33,692             0.0%
#   Klovern AB Class B                                          863,827     893,903             0.0%
    KNOW IT AB                                                   28,981     184,348             0.0%
    Kungsleden AB                                               395,007   2,958,406             0.0%
    Lagercrantz Group AB Class B                                 82,950     628,133             0.0%
    Lindab International AB                                     201,653   1,376,390             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
SWEDEN -- (Continued)
    Loomis AB Class B                                           182,496 $ 4,736,343             0.0%
*   Lundin Petroleum AB                                         229,217   3,317,911             0.0%
    Meda AB Class A                                             520,767   7,642,883             0.1%
*   Medivir AB Class B                                           91,263     811,064             0.0%
#   Mekonomen AB                                                 76,995   1,822,180             0.0%
#   Micronic Mydata AB                                          245,286   1,749,138             0.0%
    Millicom International Cellular SA                           80,765   4,502,371             0.0%
    Modern Times Group MTG AB Class B                           134,524   3,816,019             0.0%
    MQ Holding AB                                                74,708     372,676             0.0%
    NCC AB Class A                                                8,671     265,568             0.0%
    NCC AB Class B                                              204,643   6,329,103             0.1%
    Nederman Holding AB                                             402      10,572             0.0%
*   Net Insight AB Class B                                      775,794     244,654             0.0%
    NetEnt AB                                                    47,126   2,677,000             0.0%
#   New Wave Group AB Class B                                   159,540     708,760             0.0%
    Nibe Industrier AB Class B                                  183,670   5,914,313             0.1%
    Nobia AB                                                    314,747   3,854,745             0.0%
    Nolato AB Class B                                           109,349   2,999,772             0.0%
    Nordea Bank AB                                            1,594,437  17,592,433             0.1%
    Nordnet AB Class B                                          248,642     881,922             0.0%
    OEM International AB Class B                                  9,558     143,380             0.0%
*   Oriflame Holding AG                                          19,657     272,346             0.0%
    Peab AB                                                     520,594   3,979,654             0.0%
#*  Pricer AB Class B                                           401,712     435,576             0.0%
    Proact IT Group AB                                            6,460      97,732             0.0%
    Probi AB                                                      2,159      36,083             0.0%
#   Proffice AB Class B                                         116,223     280,685             0.0%
#*  Qliro Group AB                                               86,225      86,574             0.0%
    Ratos AB Class B                                            850,859   4,966,290             0.0%
#*  RaySearch Laboratories AB                                    22,296     280,397             0.0%
    Rezidor Hotel Group AB                                      174,017     738,139             0.0%
    Saab AB Class B                                             168,527   4,746,072             0.0%
    Sagax AB Class B                                             20,584     164,205             0.0%
    Sandvik AB                                                  692,087   6,454,896             0.1%
#*  SAS AB                                                      667,933   1,288,205             0.0%
    Securitas AB Class B                                        591,477   7,722,142             0.1%
    Semcon AB                                                    30,332     130,017             0.0%
    Skandinaviska Enskilda Banken AB Class A                    879,823   9,238,908             0.1%
#   Skandinaviska Enskilda Banken AB Class C                      9,106      98,222             0.0%
    Skanska AB Class B                                          449,043   8,762,167             0.1%
    SKF AB Class A                                               15,225     267,449             0.0%
    SKF AB Class B                                              289,737   5,091,286             0.1%
    SkiStar AB                                                   43,937     638,184             0.0%
#*  SSAB AB Class A(BPRBWK4)                                     89,315     323,760             0.0%
#*  SSAB AB Class A(B17H0S8)                                    257,856     929,666             0.0%
*   SSAB AB Class B(BPRBWM6)                                    227,995     726,084             0.0%
#*  SSAB AB Class B(B17H3F6)                                    219,594     693,075             0.0%
    Svenska Cellulosa AB SCA Class A                             29,899     882,181             0.0%
    Svenska Cellulosa AB SCA Class B                            641,105  18,883,083             0.1%
    Svenska Handelsbanken AB Class A                            788,712  10,711,867             0.1%
#   Svenska Handelsbanken AB Class B                             22,236     321,204             0.0%
    Sweco AB                                                     30,945     452,759             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                               SHARES     VALUE++    OF NET ASSETS**
                                                              --------- ------------ ---------------
SWEDEN -- (Continued)
#   Sweco AB Class B                                             24,249 $    355,161             0.0%
    Swedbank AB Class A                                         515,394   11,809,414             0.1%
    Swedish Match AB                                            232,196    7,299,248             0.1%
*   Swedish Orphan Biovitrum AB                                 213,341    3,238,855             0.0%
    Systemair AB                                                  4,331       57,958             0.0%
    Tele2 AB Class B                                            998,350    9,970,126             0.1%
#   Telefonaktiebolaget LM Ericsson Class A                      49,162      446,660             0.0%
    Telefonaktiebolaget LM Ericsson Class B                   1,048,914   10,208,559             0.1%
    Telefonaktiebolaget LM Ericsson Sponsored ADR               527,787    5,140,645             0.1%
    TeliaSonera AB                                            2,524,379   12,898,362             0.1%
*   Transcom Worldwide AB                                         1,110       10,444             0.0%
    Trelleborg AB Class B                                       554,046    9,334,657             0.1%
    Tribona AB                                                    5,637       28,160             0.0%
    Unibet Group P.L.C.                                          58,215    5,127,105             0.1%
*   Victoria Park AB                                             25,387       42,294             0.0%
*   Victoria Park AB Class B                                     42,623       69,847             0.0%
    Vitrolife AB                                                 29,523      685,906             0.0%
    Volvo AB Class A                                            196,275    2,032,875             0.0%
    Volvo AB Class B                                          1,095,743   11,333,412             0.1%
    Volvo AB Sponsored ADR                                       68,480      710,480             0.0%
    Wallenstam AB Class B                                       311,447    2,758,404             0.0%
    Wihlborgs Fastigheter AB                                     90,841    1,775,996             0.0%
                                                                        ------------             ---
TOTAL SWEDEN                                                             430,348,993             3.0%
                                                                        ------------             ---
SWITZERLAND -- (6.6%)
    ABB, Ltd.                                                 1,450,592   27,366,426             0.2%
    ABB, Ltd. Sponsored ADR                                     431,204    8,141,131             0.1%
    Actelion, Ltd.                                               97,707   13,563,110             0.1%
    Adecco SA                                                   234,015   17,395,573             0.1%
#*  AFG Arbonia-Forster Holding AG                               80,954      784,095             0.0%
    Allreal Holding AG                                           31,482    4,171,786             0.0%
#   Alpiq Holding AG                                              5,339      563,752             0.0%
    ALSO Holding AG                                                 635       38,856             0.0%
    ams AG                                                      163,190    5,222,114             0.1%
    APG SGA SA                                                    1,834      738,626             0.0%
    Aryzta AG                                                   161,982    7,294,050             0.1%
    Ascom Holding AG                                            119,719    2,269,228             0.0%
    Autoneum Holding AG                                          11,700    2,147,847             0.0%
    Bachem Holding AG Class B                                     7,561      384,877             0.0%
    Baloise Holding AG                                          127,767   15,318,853             0.1%
    Bank Coop AG                                                  6,201      257,130             0.0%
    Banque Cantonale de Geneve                                    1,136      294,268             0.0%
    Banque Cantonale Vaudoise                                     8,021    4,939,456             0.0%
    Barry Callebaut AG                                            3,377    4,046,798             0.0%
#   Basler Kantonalbank                                           6,402      436,782             0.0%
    Belimo Holding AG                                               669    1,433,283             0.0%
    Bell AG                                                         115      316,089             0.0%
    Bellevue Group AG                                            11,759      165,270             0.0%
#   Berner Kantonalbank AG                                        6,254    1,163,891             0.0%
#   BKW AG                                                       25,440      964,706             0.0%
    Bobst Group SA                                               26,351    1,116,497             0.0%
    Bossard Holding AG Class A                                   21,846    2,126,762             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
SWITZERLAND -- (Continued)
    Bucher Industries AG                                         20,151 $ 4,585,862             0.0%
    Burckhardt Compression Holding AG                             4,700   1,637,527             0.0%
    Burkhalter Holding AG                                         6,429     686,022             0.0%
    Calida Holding AG                                             2,515      84,964             0.0%
    Carlo Gavazzi Holding AG                                        221      46,483             0.0%
    Cembra Money Bank AG                                         19,282   1,149,598             0.0%
    Cham Paper Holding AG                                             5       1,272             0.0%
*   Charles Voegele Holding AG                                   27,015     240,193             0.0%
    Chocoladefabriken Lindt & Sprungli AG                            32   2,374,207             0.0%
    Cie Financiere Richemont SA                                 372,650  31,953,828             0.2%
    Cie Financiere Tradition SA                                   2,007     125,651             0.0%
    Clariant AG                                               1,038,511  19,096,496             0.1%
    Coltene Holding AG                                           10,229     668,599             0.0%
    Conzzeta AG                                                   1,363     845,935             0.0%
*   Cosmo Pharmaceuticals SA                                        188      28,887             0.0%
    Credit Suisse Group AG                                    1,121,989  27,983,773             0.2%
#   Credit Suisse Group AG Sponsored ADR                        422,456  10,561,400             0.1%
    Daetwyler Holding AG                                         19,948   2,796,472             0.0%
    DKSH Holding AG                                              41,771   2,544,040             0.0%
    dorma+kaba Holding AG Class B                                 6,635   4,137,253             0.0%
*   Dottikon Es Holding AG                                           89      17,322             0.0%
*   Dufry AG                                                     63,429   7,410,107             0.1%
    Edmond de Rothschild Suisse SA                                   10     174,407             0.0%
    EFG International AG                                        153,499   1,543,151             0.0%
    Emmi AG                                                       7,474   3,380,795             0.0%
    EMS-Chemie Holding AG                                         8,963   3,792,918             0.0%
#   Energiedienst Holding AG                                      8,178     206,468             0.0%
#*  Evolva Holding SA                                            33,900      41,760             0.0%
    Feintool International Holding AG                             2,524     235,059             0.0%
    Flughafen Zuerich AG                                         13,502  10,219,371             0.1%
    Forbo Holding AG                                              3,264   3,711,787             0.0%
    Galenica AG                                                  13,882  20,335,697             0.2%
    GAM Holding AG                                              518,234   9,479,771             0.1%
    Gategroup Holding AG                                        120,705   4,525,726             0.0%
    Geberit AG                                                   26,707   8,618,864             0.1%
    Georg Fischer AG                                             13,992   8,596,713             0.1%
    Givaudan SA                                                   5,549   9,922,725             0.1%
    Gurit Holding AG                                              1,316     735,938             0.0%
    Helvetia Holding AG                                          23,884  12,491,854             0.1%
    HOCHDORF Holding AG                                              90      15,181             0.0%
    Huber & Suhner AG                                            18,829     812,731             0.0%
    Implenia AG                                                  43,223   2,142,281             0.0%
    Inficon Holding AG                                            4,692   1,340,592             0.0%
    Interroll Holding AG                                          1,329   1,028,115             0.0%
    Intershop Holding AG                                          2,477   1,051,467             0.0%
    Julius Baer Group, Ltd.                                     352,639  17,484,724             0.1%
    Kardex AG                                                    27,259   2,034,712             0.0%
    Komax Holding AG                                             13,095   2,179,382             0.0%
    Kudelski SA                                                 146,044   1,962,956             0.0%
    Kuehne + Nagel International AG                              24,719   3,425,002             0.0%
    Kuoni Reisen Holding AG                                      12,523   2,592,909             0.0%
*   LafargeHolcim, Ltd.(BZ3DNX4)                                170,271   9,576,517             0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                               SHARES     VALUE++    OF NET ASSETS**
                                                              --------- ------------ ---------------
SWITZERLAND -- (Continued)
    LafargeHolcim, Ltd.(7110753)                                254,899 $ 14,354,572             0.1%
    LEM Holding SA                                                2,543    1,793,817             0.0%
    Liechtensteinische Landesbank AG                              7,789      277,469             0.0%
*   LifeWatch AG                                                 16,366      265,694             0.0%
    Logitech International SA(B18ZRK2)                          344,244    5,057,168             0.1%
#   Logitech International SA(H50430232)                        146,597    2,163,772             0.0%
    Lonza Group AG                                              142,094   20,856,518             0.2%
#   Luzerner Kantonalbank AG                                      5,422    1,999,663             0.0%
    MCH Group AG                                                     56        3,346             0.0%
    Metall Zug AG                                                   300      764,932             0.0%
#*  Meyer Burger Technology AG                                  288,808    2,064,586             0.0%
    Micronas Semiconductor Holding AG                            78,434      334,055             0.0%
    Mikron Holding AG                                            48,480      308,732             0.0%
    Mobilezone Holding AG                                        62,772      930,150             0.0%
    Mobimo Holding AG                                            19,651    4,238,066             0.0%
#*  Myriad Group AG                                              16,690       50,567             0.0%
    Nestle SA                                                 2,173,391  165,990,423             1.2%
    Novartis AG                                                 325,241   29,463,144             0.2%
    Novartis AG Sponsored ADR                                   794,013   71,802,596             0.5%
    OC Oerlikon Corp. AG                                        541,511    5,196,289             0.1%
*   Orascom Development Holding AG                               13,644      178,466             0.0%
#*  Orell Fuessli Holding AG                                        522       58,635             0.0%
    Orior AG                                                      8,880      498,339             0.0%
    Panalpina Welttransport Holding AG                           14,096    1,609,346             0.0%
    Partners Group Holding AG                                    18,244    6,601,506             0.1%
    Phoenix Mecano AG                                             1,136      539,617             0.0%
*   Plazza AG                                                     1,300      258,361             0.0%
    PSP Swiss Property AG                                        47,905    4,167,261             0.0%
    Rieter Holding AG                                            10,643    1,754,913             0.0%
    Roche Holding AG(7108918)                                     4,821    1,318,958             0.0%
    Roche Holding AG(7110388)                                   153,905   41,785,032             0.3%
    Romande Energie Holding SA                                      357      336,445             0.0%
    Schaffner Holding AG                                            509      109,574             0.0%
    Schindler Holding AG                                          7,522    1,224,299             0.0%
*   Schmolz + Bickenbach AG                                   1,385,343      755,638             0.0%
    Schweiter Technologies AG                                     2,594    2,076,526             0.0%
    SGS SA                                                        2,507    4,773,586             0.0%
    Siegfried Holding AG                                         15,670    3,138,299             0.0%
    Sika AG                                                       3,724   12,213,055             0.1%
    Sonova Holding AG                                            68,351    9,326,105             0.1%
    St Galler Kantonalbank AG                                     4,509    1,630,474             0.0%
    Straumann Holding AG                                         13,710    3,879,400             0.0%
#   Sulzer AG                                                    58,240    5,884,901             0.1%
    Swatch Group AG (The)(7184725)                               31,358   12,246,535             0.1%
    Swatch Group AG (The)(7184736)                               33,342    2,408,684             0.0%
    Swiss Life Holding AG                                        85,294   20,324,695             0.2%
    Swiss Prime Site AG                                           5,117      390,954             0.0%
    Swiss Re AG                                                 354,451   32,903,956             0.2%
    Swisscom AG                                                  11,832    6,096,022             0.1%
    Swisscom AG Sponsored ADR                                     5,100      263,415             0.0%
    Swissquote Group Holding SA                                  21,487      517,403             0.0%
    Syngenta AG                                                  92,858   31,197,526             0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                               SHARES      VALUE++     OF NET ASSETS**
                                                              --------- -------------- ---------------
SWITZERLAND -- (Continued)
#   Syngenta AG ADR                                             186,904 $   12,576,770             0.1%
    Tamedia AG                                                    2,847        479,852             0.0%
    Tecan Group AG                                               12,961      1,765,497             0.0%
    Temenos Group AG                                            107,910      5,040,945             0.1%
#*  Tornos Holding AG                                             9,028         27,922             0.0%
    U-Blox AG                                                    12,924      2,496,491             0.0%
    UBS Group AG(BRJL176)                                     1,180,682     23,581,084             0.2%
*   UBS Group AG(H42097107)                                     309,513      6,199,545             0.1%
*   Valartis Group AG                                             4,267         53,519             0.0%
    Valiant Holding AG                                           35,571      4,106,705             0.0%
    Valora Holding AG                                             9,871      1,985,255             0.0%
    Vaudoise Assurances Holding SA                                1,952      1,011,096             0.0%
    Vetropack Holding AG                                            364        560,392             0.0%
*   Von Roll Holding AG                                          80,625         61,239             0.0%
    Vontobel Holding AG                                         101,942      5,022,454             0.0%
    VP Bank AG                                                    1,079         86,734             0.0%
    VZ Holding AG                                                 1,316        409,824             0.0%
    Walliser Kantonalbank                                           173        131,644             0.0%
    Walter Meier AG                                               3,375        115,084             0.0%
    Ypsomed Holding AG                                            3,145        413,362             0.0%
    Zehnder Group AG                                             22,192        755,791             0.0%
    Zug Estates Holding AG                                          189        272,295             0.0%
    Zuger Kantonalbank AG                                           131        615,229             0.0%
    Zurich Insurance Group AG                                   104,332     27,533,206             0.2%
                                                                        --------------             ---
TOTAL SWITZERLAND                                                        1,018,982,140             7.1%
                                                                        --------------             ---
UNITED KINGDOM -- (17.0%)
    3i Group P.L.C.                                              76,131        586,443             0.0%
    4imprint Group P.L.C.                                         1,908         38,017             0.0%
    888 Holdings P.L.C.                                         801,786      1,993,564             0.0%
    A.G.BARR P.L.C.                                              95,156        775,219             0.0%
    Aberdeen Asset Management P.L.C.                          1,764,825      9,410,045             0.1%
    Acacia Mining P.L.C.                                        576,175      1,708,971             0.0%
    Acal P.L.C.                                                  39,091        151,280             0.0%
    Admiral Group P.L.C.                                        251,691      6,246,005             0.1%
#   Afren P.L.C.                                              2,504,224         68,910             0.0%
    Aggreko P.L.C.                                              690,149      9,728,213             0.1%
    Air Partner P.L.C.                                            5,658         35,604             0.0%
    Alent P.L.C.                                                580,952      4,443,700             0.0%
*   Alizyme P.L.C.                                               42,517             --             0.0%
    Alumasc Group P.L.C. (The)                                    8,807         25,459             0.0%
    Amec Foster Wheeler P.L.C.                                  618,080      6,763,163             0.1%
    Amlin P.L.C.                                              1,152,609     11,695,533             0.1%
    Anglo American P.L.C.                                     1,359,301     11,404,139             0.1%
    Anglo Pacific Group P.L.C.                                  439,140        484,686             0.0%
    Anglo-Eastern Plantations P.L.C.                              8,036         73,801             0.0%
    Antofagasta P.L.C.                                          723,908      5,852,164             0.0%
    ARM Holdings P.L.C.                                          12,223        192,496             0.0%
    ARM Holdings P.L.C. Sponsored ADR                           122,630      5,816,341             0.0%
    Arrow Global Group P.L.C.                                    18,941         72,655             0.0%
#   Ashmore Group P.L.C.                                        778,982      3,233,211             0.0%
    Ashtead Group P.L.C.                                        952,715     14,648,700             0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                              ---------- ----------- ---------------
UNITED KINGDOM -- (Continued)
    Associated British Foods P.L.C.                              247,224 $13,136,461             0.1%
    AstraZeneca P.L.C.                                             5,511     351,230             0.0%
    AstraZeneca P.L.C. Sponsored ADR                             981,542  31,301,374             0.2%
    Aveva Group P.L.C.                                            99,249   3,134,632             0.0%
    Aviva P.L.C.                                               5,592,653  41,797,078             0.3%
    Aviva P.L.C. Sponsored ADR                                    27,627     411,642             0.0%
    Avon Rubber P.L.C.                                            11,505     201,719             0.0%
    Babcock International Group P.L.C.                           938,206  13,908,032             0.1%
    BAE Systems P.L.C.                                         2,728,957  18,459,998             0.1%
*   Balfour Beatty P.L.C.                                      2,001,411   7,670,927             0.1%
    Bank of Georgia Holdings P.L.C.                               40,818   1,256,737             0.0%
    Barclays P.L.C.                                              233,484     831,852             0.0%
    Barclays P.L.C. Sponsored ADR                              2,016,535  28,695,293             0.2%
    Barratt Developments P.L.C.                                2,119,731  19,968,852             0.1%
    BBA Aviation P.L.C.                                        2,255,200   6,625,128             0.1%
    Beazley P.L.C.                                             1,341,502   7,498,594             0.1%
    Bellway P.L.C.                                               360,405  14,395,584             0.1%
    Berendsen P.L.C.                                             617,505   9,735,875             0.1%
    Berkeley Group Holdings P.L.C.                               312,284  15,938,523             0.1%
    Betfair Group P.L.C.                                         103,939   5,163,542             0.0%
    BG Group P.L.C.                                            2,591,251  40,937,921             0.3%
    BG Group P.L.C. Sponsored ADR                                132,471   2,114,900             0.0%
    BHP Billiton P.L.C.                                          387,667   6,196,478             0.1%
    BHP Billiton P.L.C. ADR                                      637,467  20,558,311             0.2%
    Bloomsbury Publishing P.L.C.                                  58,768     150,817             0.0%
    Bodycote P.L.C.                                              603,128   4,764,639             0.0%
    Booker Group P.L.C.                                        2,114,074   6,055,014             0.0%
    Bovis Homes Group P.L.C.                                     356,033   5,615,871             0.0%
    BP P.L.C.                                                  4,977,533  29,581,406             0.2%
    BP P.L.C. Sponsored ADR                                    2,093,501  74,737,984             0.5%
    Braemar Shipping Services P.L.C.                              13,650      98,950             0.0%
    Brammer P.L.C.                                                62,201     220,477             0.0%
    Brewin Dolphin Holdings P.L.C.                               584,919   2,427,431             0.0%
    British American Tobacco P.L.C.                              149,582   8,886,599             0.1%
    British American Tobacco P.L.C. Sponsored ADR                142,986  16,886,647             0.1%
    British Polythene Industries P.L.C.                           30,441     351,930             0.0%
    Britvic P.L.C.                                               498,483   5,358,758             0.0%
    BT Group P.L.C.                                              524,611   3,746,515             0.0%
    BT Group P.L.C. Sponsored ADR                                136,282   9,767,331             0.1%
*   BTG P.L.C.                                                   387,064   3,286,468             0.0%
    Bunzl P.L.C.                                                 260,578   7,451,630             0.1%
    Burberry Group P.L.C.                                        327,273   6,684,914             0.1%
    Bwin Party Digital Entertainment P.L.C.                    1,220,016   2,102,326             0.0%
    Cable & Wireless Communications P.L.C.                    10,549,684  11,944,773             0.1%
*   Cairn Energy P.L.C.                                          156,131     359,347             0.0%
    Cape P.L.C.                                                  317,487   1,124,688             0.0%
    Capita P.L.C.                                                309,173   6,064,701             0.1%
    Capital & Counties Properties P.L.C.                         737,880   5,049,818             0.0%
    Carclo P.L.C.                                                 26,730      49,487             0.0%
    Card Factory P.L.C.                                            6,114      34,019             0.0%
    Carillion P.L.C.                                           1,211,691   5,700,262             0.0%
    Carnival P.L.C.                                               43,538   2,423,136             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
UNITED KINGDOM -- (Continued)
    Carnival P.L.C. ADR                                         137,342 $ 7,656,816             0.1%
*   Carpetright P.L.C.                                            1,362      10,375             0.0%
    Carr's Group P.L.C.                                          26,720      62,628             0.0%
    Castings P.L.C.                                              57,646     394,999             0.0%
    Centamin P.L.C.                                           3,674,698   3,594,596             0.0%
    Centaur Media P.L.C.                                         79,311      98,198             0.0%
    Centrica P.L.C.                                           4,684,758  16,300,965             0.1%
    Charles Stanley Group P.L.C.                                  6,583      37,048             0.0%
    Charles Taylor P.L.C.                                        16,780      70,261             0.0%
    Chemring Group P.L.C.                                       518,745   1,375,441             0.0%
    Chesnara P.L.C.                                             208,325   1,047,486             0.0%
    Cineworld Group P.L.C.                                      487,812   4,144,390             0.0%
    Clarkson P.L.C.                                               7,446     277,905             0.0%
    Close Brothers Group P.L.C.                                 402,802   9,076,062             0.1%
*   Coats Group PLC                                              52,296      23,743             0.0%
    Cobham P.L.C.                                             2,571,967  10,981,225             0.1%
    Coca-Cola HBC AG                                            362,400   8,634,636             0.1%
    Communisis P.L.C.                                           732,025     587,329             0.0%
    Compass Group P.L.C.                                        781,154  13,428,740             0.1%
    Computacenter P.L.C.                                        179,337   2,089,720             0.0%
    Connect Group P.L.C.                                        333,041     854,127             0.0%
    Consort Medical P.L.C.                                       73,973   1,112,052             0.0%
    Costain Group P.L.C.                                         96,854     562,197             0.0%
    Countrywide P.L.C.                                           18,375     131,663             0.0%
    Cranswick P.L.C.                                            102,834   2,722,108             0.0%
    Crest Nicholson Holdings P.L.C.                             240,965   2,015,557             0.0%
    Creston P.L.C.                                               18,283      42,553             0.0%
    Croda International P.L.C.                                  241,395  10,767,910             0.1%
    Daejan Holdings P.L.C.                                          153      14,939             0.0%
    Daily Mail & General Trust P.L.C.                           554,954   6,393,485             0.1%
    Dairy Crest Group P.L.C.                                    369,417   3,660,361             0.0%
    Darty P.L.C.                                                303,760     460,384             0.0%
    DCC P.L.C.                                                  161,043  12,909,621             0.1%
    De La Rue P.L.C.                                            170,513   1,214,637             0.0%
    Debenhams P.L.C.                                          3,000,466   4,126,506             0.0%
    Dechra Pharmaceuticals P.L.C.                               181,959   2,714,253             0.0%
    Development Securities P.L.C.                               299,284   1,099,346             0.0%
    Devro P.L.C.                                                532,294   2,328,862             0.0%
    Diageo P.L.C.                                                41,007   1,182,229             0.0%
    Diageo P.L.C. Sponsored ADR                                 121,266  13,955,291             0.1%
#   Dialight P.L.C.                                               8,727      74,030             0.0%
    Dignity P.L.C.                                               91,013   3,401,468             0.0%
    Diploma P.L.C.                                              297,066   2,922,924             0.0%
    Direct Line Insurance Group P.L.C.                        2,502,220  15,178,107             0.1%
    Dixons Carphone P.L.C.                                    1,915,482  13,598,160             0.1%
    Domino's Pizza Group P.L.C.                                 248,806   4,181,349             0.0%
#   Drax Group P.L.C.                                           781,499   3,133,700             0.0%
    DS Smith P.L.C.                                           3,069,583  18,289,529             0.1%
    Dunelm Group P.L.C.                                          86,445   1,261,737             0.0%
    Dyson Group P.L.C                                             3,999          80             0.0%
    E2V Technologies P.L.C.                                      92,393     332,662             0.0%
    easyJet P.L.C.                                              249,042   6,708,737             0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
UNITED KINGDOM -- (Continued)
    Electrocomponents P.L.C.                                  1,535,631 $ 4,848,031             0.0%
    Elementis P.L.C.                                          1,421,790   5,126,056             0.0%
*   Energy Assets Group P.L.C.                                    1,375      10,409             0.0%
*   EnQuest P.L.C.                                            2,649,584   1,103,450             0.0%
*   Enterprise Inns P.L.C.                                    1,457,476   2,410,149             0.0%
    Entertainment One, Ltd.                                      19,170      64,796             0.0%
    Essentra P.L.C.                                             603,043   7,812,535             0.1%
    esure Group P.L.C.                                          172,458     704,257             0.0%
    Euromoney Institutional Investor P.L.C.                      54,331     793,579             0.0%
*   Evraz P.L.C.                                                977,164   1,272,636             0.0%
    Experian P.L.C.                                             646,537  11,017,030             0.1%
    Fenner P.L.C.                                               534,679   1,253,964             0.0%
    Ferrexpo P.L.C.                                             726,022     381,685             0.0%
    Fidessa Group P.L.C.                                         48,859   1,473,719             0.0%
*   Findel P.L.C.                                                63,044     243,366             0.0%
*   Firstgroup P.L.C.                                         2,690,122   4,003,949             0.0%
    Fortune Oil CVR                                             691,662       3,998             0.0%
    Foxtons Group P.L.C.                                         59,236     182,180             0.0%
    Fresnillo P.L.C.                                            207,353   2,325,748             0.0%
    Fuller Smith & Turner P.L.C. Class A                         40,964     745,204             0.0%
*   Future P.L.C.                                               361,156      61,094             0.0%
    G4S P.L.C.                                                3,485,837  13,020,888             0.1%
    Galliford Try P.L.C.                                        222,291   5,120,561             0.0%
    Games Workshop Group P.L.C.                                   7,668      65,958             0.0%
    Gem Diamonds, Ltd.                                          311,119     475,162             0.0%
    Genus P.L.C.                                                 98,841   2,212,315             0.0%
    GKN P.L.C.                                                3,107,575  13,731,226             0.1%
    GlaxoSmithKline P.L.C.                                      104,177   2,246,650             0.0%
    GlaxoSmithKline P.L.C. Sponsored ADR                        526,149  22,655,976             0.2%
    Glencore P.L.C.                                           4,050,971   6,993,803             0.1%
    Go-Ahead Group P.L.C.                                        75,459   2,817,487             0.0%
    Goodwin P.L.C.                                                   40       1,515             0.0%
    Grafton Group P.L.C.                                        382,438   3,974,109             0.0%
    Grainger P.L.C.                                              21,139      81,023             0.0%
    Greencore Group P.L.C.                                    1,515,299   7,045,668             0.1%
    Greene King P.L.C.                                          797,587   9,866,973             0.1%
    Greggs P.L.C.                                               367,465   6,724,699             0.1%
    Halfords Group P.L.C.                                       809,319   5,417,100             0.0%
    Halma P.L.C.                                              1,207,832  14,197,579             0.1%
    Hargreaves Lansdown P.L.C.                                  305,977   6,799,967             0.1%
    Harvey Nash Group P.L.C.                                     28,747      41,237             0.0%
    Hays P.L.C.                                               2,745,740   5,948,621             0.0%
    Headlam Group P.L.C.                                        103,178     860,057             0.0%
    Helical Bar P.L.C.                                          237,743   1,617,992             0.0%
    HellermannTyton Group P.L.C.                                  4,448      32,473             0.0%
    Henderson Group P.L.C.                                    2,444,514  10,775,044             0.1%
    Henry Boot P.L.C.                                            54,535     193,780             0.0%
    Hikma Pharmaceuticals P.L.C.                                286,257   9,538,697             0.1%
    Hill & Smith Holdings P.L.C.                                174,330   1,831,262             0.0%
    Hilton Food Group P.L.C.                                      1,517      10,879             0.0%
    Hiscox, Ltd.                                                707,602  10,522,595             0.1%
#*  Hochschild Mining P.L.C.                                    410,514     466,602             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
UNITED KINGDOM -- (Continued)
    Hogg Robinson Group P.L.C.                                  159,073 $   151,578             0.0%
    Home Retail Group P.L.C.                                  1,862,626   3,219,425             0.0%
    HomeServe P.L.C.                                            744,047   4,643,998             0.0%
*   Hornby P.L.C.                                                 8,890      12,551             0.0%
    Howden Joinery Group P.L.C.                               1,327,482   9,468,022             0.1%
    HSBC Holdings P.L.C. Sponsored ADR                        1,784,953  69,738,114             0.5%
    Hunting P.L.C.                                              312,507   1,732,196             0.0%
    Huntsworth P.L.C.                                           265,818     155,228             0.0%
    ICAP P.L.C.                                               1,501,746  10,165,720             0.1%
    IG Group Holdings P.L.C.                                  1,213,886  14,109,619             0.1%
*   Imagination Technologies Group P.L.C.                       436,640   1,488,998             0.0%
    IMI P.L.C.                                                  253,911   3,723,387             0.0%
    Imperial Tobacco Group P.L.C.                               378,719  20,393,259             0.1%
    Imperial Tobacco Group P.L.C. ADR                            12,593   1,357,148             0.0%
    Inchcape P.L.C.                                           1,178,367  14,492,088             0.1%
    Indivior P.L.C.                                             466,718   1,474,610             0.0%
    Informa P.L.C.                                            1,901,129  16,626,049             0.1%
    Inmarsat P.L.C.                                             993,210  15,053,989             0.1%
    Innovation Group P.L.C.                                   1,568,091     959,577             0.0%
    InterContinental Hotels Group P.L.C.                        154,234   6,163,102             0.1%
    InterContinental Hotels Group P.L.C. ADR                    104,760   4,177,829             0.0%
    Intermediate Capital Group P.L.C.                             9,756      84,911             0.0%
*   International Consolidated Airlines Group SA(B5282K0)       273,681   2,446,982             0.0%
*   International Consolidated Airlines Group SA(B5M6XQ7)     1,443,614  12,938,147             0.1%
*   International Consolidated Airlines Group SA Sponsored
      ADR                                                        11,890     528,629             0.0%
*   International Ferro Metals, Ltd.                             20,587         286             0.0%
    International Personal Finance P.L.C.                        28,050     159,743             0.0%
    Interserve P.L.C.                                           345,647   2,953,512             0.0%
    Intertek Group P.L.C.                                       327,922  13,243,792             0.1%
    Investec P.L.C.                                           1,043,269   8,690,636             0.1%
*   IP Group P.L.C.                                             159,593     583,821             0.0%
    ITE Group P.L.C.                                            584,422   1,259,740             0.0%
    ITV P.L.C.                                                2,944,191  11,430,198             0.1%
    J D Wetherspoon P.L.C.                                      291,403   3,475,506             0.0%
    J Sainsbury P.L.C.                                        2,979,454  12,208,120             0.1%
    James Fisher & Sons P.L.C.                                   89,240   1,316,217             0.0%
    Jardine Lloyd Thompson Group P.L.C.                         191,419   2,779,081             0.0%
    JD Sports Fashion P.L.C.                                    133,601   1,985,653             0.0%
    John Menzies P.L.C.                                         103,983     648,126             0.0%
    John Wood Group P.L.C.                                      776,781   7,131,141             0.1%
    Johnson Matthey P.L.C.                                      269,325  10,712,190             0.1%
*   Johnston Press P.L.C.                                        29,137      30,713             0.0%
    Jupiter Fund Management P.L.C.                            1,029,919   7,143,662             0.1%
    Just Retirement Group P.L.C.                                 22,348      57,053             0.0%
#*  KAZ Minerals P.L.C.                                       1,101,232   1,969,458             0.0%
    KCM Group P.L.C.                                          1,190,330   1,591,484             0.0%
    Keller Group P.L.C.                                         182,056   2,281,563             0.0%
    Kier Group P.L.C.                                           239,811   5,079,501             0.0%
    Kingfisher P.L.C.                                         1,813,434   9,857,402             0.1%
    Ladbrokes P.L.C.                                          1,972,528   3,206,094             0.0%
    Laird P.L.C.                                                662,193   3,449,920             0.0%
*   Lamprell P.L.C.                                             633,715   1,164,253             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                              ---------- ----------- ---------------
UNITED KINGDOM -- (Continued)
    Lancashire Holdings, Ltd.                                    445,392 $ 4,879,130             0.0%
    Laura Ashley Holdings P.L.C.                                 224,765      95,603             0.0%
    Lavendon Group P.L.C.                                        239,317     553,160             0.0%
    Legal & General Group P.L.C.                               5,756,742  23,182,398             0.2%
*   Liberty Global P.L.C. Class A                                 27,450   1,222,072             0.0%
*   Liberty Global P.L.C. Series C                                67,223   2,866,376             0.0%
*   Liberty Global P.L.C. LiLAC Class A                            1,372      53,006             0.0%
*   Liberty Global P.L.C. LiLAC Class C                            3,361     129,941             0.0%
    Lloyds Banking Group P.L.C.                               53,420,611  60,632,937             0.4%
#   Lloyds Banking Group P.L.C. ADR                            1,360,179   6,229,620             0.1%
    London Stock Exchange Group P.L.C.                           375,585  14,705,087             0.1%
#*  Lonmin P.L.C.                                              1,045,266     410,221             0.0%
    Lookers P.L.C.                                               546,552   1,478,833             0.0%
    Low & Bonar P.L.C.                                           135,064     139,396             0.0%
    LSL Property Services P.L.C.                                  21,370     108,858             0.0%
    Man Group P.L.C.                                           3,826,028   9,820,152             0.1%
    Management Consulting Group P.L.C.                           265,588      60,233             0.0%
    Marks & Spencer Group P.L.C.                               1,445,228  11,411,902             0.1%
    Marshalls P.L.C.                                             143,589     764,765             0.0%
    Marston's P.L.C.                                           1,586,551   3,946,201             0.0%
    McBride P.L.C.                                               321,510     796,072             0.0%
    Mears Group P.L.C.                                           116,499     743,757             0.0%
    Meggitt P.L.C.                                             1,735,107   9,452,322             0.1%
    Melrose Industries P.L.C.                                  2,212,881   9,053,167             0.1%
    Merlin Entertainments P.L.C.                                 156,645     999,538             0.0%
    Michael Page International P.L.C.                            544,774   4,149,341             0.0%
    Micro Focus International P.L.C.                             323,404   6,251,148             0.1%
    Millennium & Copthorne Hotels P.L.C.                         388,851   2,882,134             0.0%
*   Mitchells & Butlers P.L.C.                                   643,288   3,506,885             0.0%
    Mitie Group P.L.C.                                         1,409,967   6,976,861             0.1%
    MJ Gleeson P.L.C.                                             19,478     146,702             0.0%
    Mondi P.L.C.                                                 690,162  15,959,403             0.1%
    Moneysupermarket.com Group P.L.C.                            655,465   3,373,338             0.0%
    Morgan Advanced Materials P.L.C.                             849,265   3,658,006             0.0%
    Morgan Sindall Group P.L.C.                                   54,143     621,433             0.0%
*   Mothercare P.L.C.                                            318,010   1,159,654             0.0%
    N Brown Group P.L.C.                                         414,187   2,388,061             0.0%
    National Express Group P.L.C.                              1,130,913   5,212,559             0.0%
    National Grid P.L.C.                                          14,459     205,967             0.0%
    National Grid P.L.C. Sponsored ADR                           167,434  11,988,273             0.1%
    NCC Group P.L.C.                                              69,991     297,012             0.0%
*   New World Resources P.L.C. Class A                            46,188         345             0.0%
    Next P.L.C.                                                   78,028   9,609,532             0.1%
    Northgate P.L.C.                                             472,189   2,945,907             0.0%
    Novae Group P.L.C.                                            85,351   1,146,056             0.0%
*   Ocado Group P.L.C.                                           360,491   2,088,506             0.0%
    Old Mutual P.L.C.                                          4,975,226  16,261,074             0.1%
    OneSavings Bank P.L.C.                                         2,006      11,808             0.0%
*   Ophir Energy P.L.C.                                          436,001     643,092             0.0%
    Oxford Instruments P.L.C.                                     56,289     449,688             0.0%
    Pace P.L.C.                                                1,076,310   6,167,825             0.1%
    Paragon Group of Cos. P.L.C. (The)                             6,199      40,036             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
UNITED KINGDOM -- (Continued)
    PayPoint P.L.C.                                              54,567 $   831,098             0.0%
    Pearson P.L.C.                                               31,107     412,970             0.0%
    Pearson P.L.C. Sponsored ADR                                592,282   7,889,196             0.1%
    Pendragon P.L.C.                                            661,727     456,683             0.0%
    Pennon Group P.L.C.                                         741,354   9,250,524             0.1%
    Persimmon P.L.C.                                            675,953  20,729,787             0.2%
    Petra Diamonds, Ltd.                                        423,803     487,174             0.0%
    Petrofac, Ltd.                                              752,013   9,757,548             0.1%
*   Petropavlovsk P.L.C.                                        882,274      79,051             0.0%
    Pets at Home Group P.L.C.                                    83,990     373,529             0.0%
    Phoenix Group Holdings                                      584,961   7,692,192             0.1%
    Photo-Me International P.L.C.                               796,592   1,945,749             0.0%
    Playtech P.L.C.                                             587,391   7,739,110             0.1%
    Poundland Group P.L.C.                                       57,380     243,235             0.0%
    Premier Farnell P.L.C.                                      688,496   1,060,816             0.0%
*   Premier Foods P.L.C.                                      3,158,868   1,653,807             0.0%
*   Premier Oil P.L.C.                                        2,671,260   2,810,869             0.0%
    Provident Financial P.L.C.                                   47,424   2,531,553             0.0%
#   Prudential P.L.C. ADR                                       581,058  27,187,704             0.2%
*   Punch Taverns P.L.C.                                         44,189      83,606             0.0%
    PZ Cussons P.L.C.                                           461,131   2,134,608             0.0%
    QinetiQ Group P.L.C.                                      2,187,135   7,535,279             0.1%
    Randgold Resources, Ltd.                                    162,700  10,911,774             0.1%
    Randgold Resources, Ltd. ADR                                 19,692   1,316,804             0.0%
    Rank Group P.L.C.                                            82,481     352,042             0.0%
    Rathbone Brothers P.L.C.                                        371      12,887             0.0%
*   Raven Russia, Ltd.                                          154,901     102,806             0.0%
    REA Holdings P.L.C.                                          11,361      46,381             0.0%
    Reckitt Benckiser Group P.L.C.                              126,272  12,322,942             0.1%
    Redrow P.L.C.                                               666,659   4,757,848             0.0%
    Regus P.L.C.                                              2,131,258  10,974,009             0.1%
#   RELX NV Sponsored ADR                                       145,058   2,486,294             0.0%
    RELX P.L.C.                                                 366,955   6,561,560             0.1%
    RELX P.L.C. Sponsored ADR                                   184,656   3,327,500             0.0%
    Renishaw P.L.C.                                              71,902   2,085,557             0.0%
    Rentokil Initial P.L.C.                                   3,169,966   7,540,354             0.1%
    Restaurant Group P.L.C. (The)                               657,568   7,258,258             0.1%
    Rexam P.L.C.                                              1,696,940  14,109,698             0.1%
    Ricardo P.L.C.                                               55,633     775,072             0.0%
    Rightmove P.L.C.                                            171,018  10,100,549             0.1%
    Rio Tinto P.L.C.                                            109,785   4,001,139             0.0%
#   Rio Tinto P.L.C. Sponsored ADR                              929,561  33,938,272             0.2%
    RM P.L.C.                                                    27,965      68,683             0.0%
    Robert Walters P.L.C.                                        96,302     558,870             0.0%
    Rolls-Royce Holdings P.L.C.                               1,053,318  11,138,321             0.1%
    Rotork P.L.C.                                             2,082,503   6,015,893             0.0%
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR           603,738   5,844,184             0.0%
    Royal Dutch Shell P.L.C. Class A                            120,155   3,136,928             0.0%
    Royal Dutch Shell P.L.C. Class B                             62,822   1,644,987             0.0%
#   Royal Dutch Shell P.L.C. Sponsored ADR(B03MM73)           1,354,884  71,388,838             0.5%
    Royal Dutch Shell P.L.C. Sponsored ADR(780259206)           618,956  32,470,432             0.2%
    Royal Mail P.L.C.                                         1,453,389   9,957,275             0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
UNITED KINGDOM -- (Continued)
    RPC Group P.L.C.                                            779,151 $ 7,804,915             0.1%
    RPS Group P.L.C.                                            407,421   1,472,130             0.0%
    RSA Insurance Group P.L.C.                                1,960,671  12,689,294             0.1%
    S&U P.L.C.                                                    2,442      88,312             0.0%
    SABMiller P.L.C.                                            157,582   9,679,219             0.1%
    Saga P.L.C.                                                  11,877      37,896             0.0%
    Sage Group P.L.C. (The)                                   1,633,182  13,693,512             0.1%
    Savills P.L.C.                                              337,401   4,762,012             0.0%
    Schroders P.L.C.(0240549)                                   101,699   4,666,287             0.0%
    Schroders P.L.C.(0239581)                                    54,414   1,894,357             0.0%
    SDL P.L.C.                                                  153,953     922,059             0.0%
    Senior P.L.C.                                             1,163,486   4,059,892             0.0%
    Sepura P.L.C.                                                12,081      33,523             0.0%
*   Serco Group P.L.C.                                          662,297     955,470             0.0%
    Severfield P.L.C.                                           396,752     376,151             0.0%
    Severn Trent P.L.C.                                         284,878   9,824,812             0.1%
    Shanks Group P.L.C.                                       1,300,420   1,899,274             0.0%
    Shire P.L.C.                                                142,837  10,817,166             0.1%
    Shire P.L.C. ADR                                             27,906   6,336,057             0.1%
    SIG P.L.C.                                                1,836,714   3,770,460             0.0%
    Sky P.L.C.                                                  430,565   7,266,094             0.1%
    Sky P.L.C. Sponsored ADR                                     24,064   1,629,133             0.0%
*   Skyepharma P.L.C.                                            27,907     135,645             0.0%
*   Skyepharma P.L.C. Sponsored ADR                                  80         396             0.0%
    Smith & Nephew P.L.C.                                       279,866   4,778,869             0.0%
    Smith & Nephew P.L.C. Sponsored ADR                         114,228   3,897,442             0.0%
    Smiths Group P.L.C.                                         769,188  11,379,355             0.1%
    Soco International P.L.C.                                   516,172   1,400,353             0.0%
    Spectris P.L.C.                                             349,513   8,964,054             0.1%
    Speedy Hire P.L.C.                                          930,767     432,084             0.0%
    Spirax-Sarco Engineering P.L.C.                             173,959   8,154,681             0.1%
    Spirent Communications P.L.C.                             1,895,400   2,143,631             0.0%
    Spirent Communications P.L.C. ADR                            25,100     113,326             0.0%
*   Sportech P.L.C.                                              87,812      83,320             0.0%
*   Sports Direct International P.L.C.                          432,699   4,642,447             0.0%
    SSE P.L.C.                                                1,401,245  32,599,385             0.2%
    St Ives P.L.C.                                               75,985     216,658             0.0%
    St James's Place P.L.C.                                   1,005,596  14,903,410             0.1%
    ST Modwen Properties P.L.C.                                 436,563   2,955,016             0.0%
    Stagecoach Group P.L.C.                                     829,265   4,422,049             0.0%
*   Stallergenes Greer P.L.C.                                     1,425      63,464             0.0%
    Standard Chartered P.L.C.                                   989,846  10,987,918             0.1%
    Standard Life P.L.C.                                      1,584,434  10,243,860             0.1%
    Sthree P.L.C.                                                84,563     470,056             0.0%
    Stobart Group, Ltd.                                         112,353     191,726             0.0%
    STV Group P.L.C.                                             56,141     375,802             0.0%
*   SuperGroup P.L.C.                                           136,839   3,079,430             0.0%
    Synergy Health P.L.C.                                       132,043   4,732,709             0.0%
    Synthomer P.L.C.                                            665,433   3,379,282             0.0%
    T Clarke P.L.C.                                              26,802      31,982             0.0%
#   TalkTalk Telecom Group P.L.C.                             1,066,787   4,152,859             0.0%
    Tarsus Group P.L.C.                                           4,986      17,219             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
UNITED KINGDOM -- (Continued)
    Tate & Lyle P.L.C.                                        1,361,163 $12,494,228             0.1%
    Taylor Wimpey P.L.C.                                      6,479,929  19,740,170             0.1%
    Ted Baker P.L.C.                                             34,428   1,604,076             0.0%
    Telecity Group P.L.C.                                       588,292  10,640,726             0.1%
    Telecom Plus P.L.C.                                          72,210   1,168,697             0.0%
*   Tesco P.L.C.                                              9,313,455  26,266,712             0.2%
*   Thomas Cook Group P.L.C.                                  3,940,578   7,452,361             0.1%
    Topps Tiles P.L.C.                                          111,989     250,895             0.0%
    Travis Perkins P.L.C.                                       495,726  14,611,120             0.1%
    Tribal Group P.L.C.                                          44,362      56,119             0.0%
    Trifast P.L.C.                                               50,763      87,797             0.0%
    Trinity Mirror P.L.C.                                     1,373,276   3,605,931             0.0%
    TT electronics P.L.C.                                       383,667     755,718             0.0%
    TUI AG(B11LJN4)                                             319,157   5,934,945             0.0%
    TUI AG(5666292)                                             561,525  10,429,681             0.1%
    Tullett Prebon P.L.C.                                       556,317   3,008,669             0.0%
*   Tullow Oil P.L.C.                                           581,211   1,815,399             0.0%
    UBM P.L.C.                                                  914,586   7,204,949             0.1%
    UDG Healthcare P.L.C.                                       506,649   3,709,288             0.0%
    UK Mail Group P.L.C.                                         12,676      75,096             0.0%
    Ultra Electronics Holdings P.L.C.                           200,491   5,195,936             0.0%
    Unilever P.L.C.                                              63,007   2,805,607             0.0%
#   Unilever P.L.C. Sponsored ADR                               232,570  10,337,736             0.1%
    UNITE Group P.L.C. (The)                                    537,995   5,505,759             0.0%
    United Utilities Group P.L.C.                               610,655   9,292,435             0.1%
    United Utilities Group P.L.C. ADR                            10,818     327,677             0.0%
    UTV Media P.L.C.                                            121,424     341,118             0.0%
*   Vectura Group P.L.C.                                        577,920   1,555,936             0.0%
#   Vedanta Resources P.L.C.                                    278,207   2,117,841             0.0%
    Vesuvius P.L.C.                                             617,490   3,396,295             0.0%
    Victrex P.L.C.                                              240,488   6,833,557             0.1%
    Vitec Group P.L.C. (The)                                     22,541     223,122             0.0%
    Vodafone Group P.L.C.                                       470,393   1,548,030             0.0%
    Vodafone Group P.L.C. Sponsored ADR                       1,196,973  39,464,191             0.3%
*   Volex P.L.C.                                                 24,880      21,961             0.0%
    Vp P.L.C.                                                    13,881     158,073             0.0%
    Weir Group P.L.C. (The)                                     331,542   5,446,525             0.0%
    WH Smith P.L.C.                                             244,402   6,411,503             0.1%
    Whitbread P.L.C.                                            182,464  13,933,689             0.1%
    William Hill P.L.C.                                       2,538,818  12,387,578             0.1%
    Wilmington P.L.C.                                           137,652     574,798             0.0%
*   Wincanton P.L.C.                                             68,649     213,275             0.0%
    WM Morrison Supermarkets P.L.C.                           6,331,441  16,417,373             0.1%
    Wolseley P.L.C.                                             250,972  14,734,886             0.1%
    Wolseley P.L.C. ADR                                          53,693     315,717             0.0%
    WPP P.L.C.                                                  430,273   9,645,352             0.1%
    WPP P.L.C. Sponsored ADR                                    130,599  14,634,924             0.1%
    WS Atkins P.L.C.                                            192,868   4,087,045             0.0%
    Xaar P.L.C.                                                  78,729     620,730             0.0%
    Xchanging P.L.C.                                            464,492   1,203,851             0.0%
    XP Power, Ltd.                                                4,208      94,109             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                               SHARES       VALUE++     OF NET ASSETS**
                                                              --------- --------------- ---------------
UNITED KINGDOM -- (Continued)
    Zoopla Property Group P.L.C.                                  3,375 $        12,634             0.0%
                                                                        ---------------            ----
TOTAL UNITED KINGDOM                                                      2,609,113,752            18.1%
                                                                        ---------------            ----
UNITED STATES -- (0.0%)
*   Golden Ocean Group, Ltd.                                     44,350          86,056             0.0%
*   Infinera Corp.                                                  542          10,710             0.0%
    Ormat Technologies, Inc.                                         --              17             0.0%
                                                                        ---------------            ----
TOTAL UNITED STATES                                                              96,783             0.0%
                                                                        ---------------            ----
TOTAL COMMON STOCKS                                                      14,304,312,342            99.2%
                                                                        ---------------            ----
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
    Bayerische Motoren Werke AG                                  31,343       2,534,616             0.0%
    Biotest AG                                                    4,641          65,258             0.0%
    Draegerwerk AG & Co. KGaA                                     1,316          94,769             0.0%
    Fuchs Petrolub SE                                            94,689       4,541,194             0.0%
    Henkel AG & Co. KGaA                                         23,966       2,599,195             0.0%
    Jungheinrich AG                                              40,137       2,965,210             0.0%
    Porsche Automobil Holding SE                                117,248       5,480,631             0.1%
    Sartorius AG                                                  6,104       1,380,568             0.0%
    Sixt SE                                                      21,950         943,603             0.0%
    STO SE & Co. KGaA                                               647          84,332             0.0%
    Villeroy & Boch AG                                            8,110         119,590             0.0%
    Volkswagen AG                                               162,786      19,540,025             0.2%
                                                                        ---------------            ----
TOTAL GERMANY                                                                40,348,991             0.3%
                                                                        ---------------            ----
TOTAL PREFERRED STOCKS                                                       40,348,991             0.3%
                                                                        ---------------            ----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*   Centrebet International, Ltd. Claim Units Rights             22,005              --             0.0%
*   Centrebet International, Ltd. Litigation Rights              22,005              --             0.0%
*   FAR, Ltd. Rights 11/18/15                                   143,443             307             0.0%
*   Ten Network Holdings, Ltd. Rights 11/12/15                  965,740              --             0.0%
*   Treasury Wine Estates, Ltd. Rights 11/04/15                 231,560              --             0.0%
*   Westpac Banking Corp. Rights 11/11/15                        42,528              --             0.0%
                                                                        ---------------            ----
TOTAL AUSTRALIA                                                                     307             0.0%
                                                                        ---------------            ----
AUSTRIA -- (0.0%)
*   Intercell AG Rights                                          29,444              --             0.0%
                                                                        ---------------            ----
FRANCE -- (0.0%)
#*  Euro Disney SCA Rights(BVL80R6)                              19,225              --             0.0%
*   Euro Disney SCA Rights(BVZHYB1)                             192,250              --             0.0%
#*  Technicolor SA Rights 11/04/15                              502,634         123,810             0.0%
                                                                        ---------------            ----
TOTAL FRANCE                                                                    123,810             0.0%
                                                                        ---------------            ----
HONG KONG -- (0.0%)
*   HNA International Investment Holdings, Ltd. Rights
      11/10/15                                                8,067,600          10,409             0.0%
                                                                        ---------------            ----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                             PERCENTAGE
                                                                  SHARES       VALUE++     OF NET ASSETS**
                                                                ---------- --------------- ---------------
ITALY -- (0.0%)
*     Mediolanum SpA Rights 11/26/15                               262,903 $            --             0.0%
                                                                           ---------------           -----
SPAIN -- (0.0%)
*     Banco Santander SA Rights 11/03/15                         5,626,082         309,336             0.0%
*     Papeles y Cartones de Europa SA Rights                       152,586          33,223             0.0%
                                                                           ---------------           -----
TOTAL SPAIN                                                                        342,559             0.0%
                                                                           ---------------           -----
UNITED KINGDOM -- (0.0%)
*     Hochschild Mining P.L.C. Rights 11/03/15                     153,941          64,668             0.0%
      McBride P.L.C.                                             6,108,690           9,417             0.0%
      Rolls-Royce Holdings P.L.C.                               97,642,578         150,526             0.0%
                                                                           ---------------           -----
TOTAL UNITED KINGDOM                                                               224,611             0.0%
                                                                           ---------------           -----
TOTAL RIGHTS/WARRANTS                                                              701,696             0.0%
                                                                           ---------------           -----
TOTAL INVESTMENT SECURITIES                                                 14,345,363,029
                                                                           ---------------

                                                                               VALUE+
                                                                           ---------------
SECURITIES LENDING COLLATERAL -- (6.5%)
(S)@  DFA Short Term Investment Fund                            86,417,697     999,852,749             6.9%
                                                                           ---------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $14,862,667,262)                       $15,345,215,778           106.4%
                                                                           ===============           =====

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                          ------------------------------------------------------
                                                             LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                                          -------------- --------------- ------- ---------------
Common Stocks
   Australia                                              $   41,871,962 $   788,736,770      -- $   830,608,732
   Austria                                                        50,610      67,975,042      --      68,025,652
   Belgium                                                    19,699,392     211,387,427      --     231,086,819
   Canada                                                  1,118,470,974          17,463      --   1,118,488,437
   China                                                              --         635,645      --         635,645
   Denmark                                                    10,602,550     232,675,344      --     243,277,894
   Finland                                                     3,027,453     232,413,245      --     235,440,698
   France                                                     82,787,209     989,673,816      --   1,072,461,025
   Germany                                                    71,091,163     938,367,192      --   1,009,458,355
   Greece                                                             --              --      --              --
   Hong Kong                                                   1,180,919     423,408,861      --     424,589,780
   Ireland                                                    15,282,910      59,677,906      --      74,960,816
   Israel                                                     38,382,839      58,446,304      --      96,829,143
   Italy                                                      13,888,616     402,736,456      --     416,625,072
   Japan                                                     119,609,938   3,187,757,740      --   3,307,367,678
   Netherlands                                                48,099,898     311,736,414      --     359,836,312
   New Zealand                                                    99,993      52,350,393      --      52,450,386
   Norway                                                     12,877,085     105,504,672      --     118,381,757
   Portugal                                                      266,690      42,187,949      --      42,454,639
   Singapore                                                          --     175,763,373      --     175,763,373
   Spain                                                      27,676,373     339,352,088      --     367,028,461
   Sweden                                                      5,851,125     424,497,868      --     430,348,993
   Switzerland                                               111,708,629     907,273,511      --   1,018,982,140
   United Kingdom                                            595,818,201   2,013,295,551      --   2,609,113,752
   United States                                                  10,710          86,073      --          96,783
Preferred Stocks
   Germany                                                            --      40,348,991      --      40,348,991
Rights/Warrants
   Australia                                                          --             307      --             307
   Austria                                                            --              --      --              --
   France                                                             --         123,810      --         123,810
   Hong Kong                                                          --          10,409      --          10,409
   Italy                                                              --              --      --              --
   Spain                                                              --         342,559      --         342,559
   United Kingdom                                                     --         224,611      --         224,611
Securities Lending Collateral                                         --     999,852,749      --     999,852,749
                                                          -------------- ---------------      -- ---------------
TOTAL                                                     $2,338,355,239 $13,006,860,539      -- $15,345,215,778
                                                          ============== ===============      == ===============

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                        PERCENTAGE
                                                                SHARES     VALUE++    OF NET ASSETS**
                                                              ---------- ------------ ---------------
COMMON STOCKS -- (96.1%)
AUSTRALIA -- (18.7%)
#   360 Capital Industrial Fund                                  289,342 $    486,763             0.0%
#   Abacus Property Group                                      3,247,737    7,530,539             0.2%
#   ALE Property Group                                         1,153,542    3,202,996             0.1%
#   Aspen Group                                                  732,012      729,608             0.0%
    Astro Japan Property Group                                   294,081    1,101,810             0.0%
#   BWP Trust                                                  5,069,625   11,583,947             0.3%
#   Carindale Property Trust                                      99,428      475,596             0.0%
    Charter Hall Group                                         3,217,063   10,234,548             0.3%
*   Charter Hall Office                                        2,059,687           --             0.0%
    Charter Hall Retail REIT                                   3,457,286   10,400,341             0.3%
    Cromwell Property Group                                   11,834,794    8,457,248             0.2%
    Dexus Property Group                                       9,591,650   52,652,093             1.5%
    Federation Centres                                        32,434,882   67,002,726             1.9%
#   Folkestone Education Trust                                 1,166,973    1,841,204             0.1%
    Galileo Japan Trust                                           85,441      107,580             0.0%
    Generation Healthcare REIT                                    11,166       14,218             0.0%
    Goodman Group                                             16,772,872   71,961,816             2.0%
*   GPT Group                                                 38,018,670           --             0.0%
    GPT Group (The)                                           17,263,139   58,467,249             1.6%
    Growthpoint Properties Australia, Ltd.                       827,019    1,811,610             0.1%
#   Ingenia Communities Group                                  6,483,307    2,094,561             0.1%
    Investa Office Fund                                        5,781,474   16,547,038             0.5%
*   Prime Retirement & Aged Care Property Trust                  116,309           --             0.0%
    Scentre Group                                             47,816,546  140,252,133             4.0%
    Shopping Centres Australasia Property Group                7,832,858   11,446,005             0.3%
    Stockland                                                 23,263,706   66,768,008             1.9%
    Westfield Corp.                                           19,194,781  139,260,427             3.9%
                                                                         ------------            ----
TOTAL AUSTRALIA                                                           684,430,064            19.3%
                                                                         ------------            ----
BELGIUM -- (1.6%)
#   Aedifica SA                                                   81,634    5,473,811             0.2%
    Befimmo SA                                                   186,203   12,459,487             0.3%
    Cofinimmo SA                                                 191,047   21,289,962             0.6%
    Intervest Offices & Warehouses NV                             60,013    1,517,171             0.0%
#   Leasinvest Real Estate SCA                                    14,070    1,359,775             0.0%
    Montea SCA                                                     3,197      132,815             0.0%
    Retail Estates NV                                             26,571    2,200,732             0.1%
    Warehouses De Pauw CVA                                       128,449   10,515,335             0.3%
#   Wereldhave Belgium NV                                         16,087    1,914,028             0.1%
                                                                         ------------            ----
TOTAL BELGIUM                                                              56,863,116             1.6%
                                                                         ------------            ----
CANADA -- (4.8%)
    Allied Properties REIT                                       400,615   10,992,709             0.3%
#   Artis REIT                                                   699,053    7,158,397             0.2%
#   Boardwalk REIT                                               246,100   10,110,502             0.3%
#   Brookfield Canada Office Properties                           67,695    1,421,616             0.0%
#   BTB REIT                                                     174,105      603,163             0.0%
    Canadian Apartment Properties REIT                           569,055   11,715,326             0.3%
    Canadian REIT                                                371,163   12,089,196             0.4%
#   Chartwell Retirement Residences                              446,318    4,317,775             0.1%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                        PERCENTAGE
                                                                SHARES     VALUE++    OF NET ASSETS**
                                                              ---------- ------------ ---------------
CANADA -- (Continued)
#   Cominar REIT                                                 873,822 $ 10,277,900             0.3%
    Crombie REIT                                                 400,395    3,977,616             0.1%
    Dream Global REIT                                            555,249    3,859,906             0.1%
#   Dream Office REIT                                            560,404    8,995,779             0.3%
    Granite REIT                                                 224,632    6,546,899             0.2%
#   H&R REIT                                                   1,346,632   21,606,259             0.6%
    InnVest REIT                                                 617,472    2,474,421             0.1%
    InterRent REIT                                               142,390      707,812             0.0%
    Morguard North American Residential REIT                     138,252    1,112,275             0.0%
    Morguard REIT                                                273,765    3,025,317             0.1%
    Northern Property REIT                                       211,945    2,996,989             0.1%
#   NorthWest Healthcare Properties REIT                         282,419    1,848,812             0.1%
#   OneREIT                                                      479,780    1,243,847             0.0%
#   Partners REIT                                                130,000      318,140             0.0%
#   Plaza Retail REIT                                             53,917      182,664             0.0%
    Pure Industrial Real Estate Trust                          1,139,104    3,867,866             0.1%
    RioCan REIT                                                1,548,553   30,198,915             0.9%
    Smart Real Estate Investment Trust                           620,846   14,747,229             0.4%
                                                                         ------------             ---
TOTAL CANADA                                                              176,397,330             5.0%
                                                                         ------------             ---
CHINA -- (0.2%)
*   RREEF China Commercial Trust                               1,392,000        2,335             0.0%
    Spring REIT                                                1,146,000      458,208             0.0%
    Yuexiu REIT                                               14,242,000    7,509,288             0.2%
                                                                         ------------             ---
TOTAL CHINA                                                                 7,969,831             0.2%
                                                                         ------------             ---
FRANCE -- (5.2%)
#   Acanthe Developpement SA                                     206,670      100,484             0.0%
    Affine SA                                                     59,268    1,093,942             0.0%
    Altarea SCA                                                    1,811      341,138             0.0%
    ANF Immobilier                                                49,896    1,165,014             0.0%
    Argan SA                                                       8,285      187,804             0.0%
#   Cegereal SA                                                   15,742      601,223             0.0%
    Fonciere Des Regions                                         296,127   27,873,092             0.8%
    Gecina SA                                                    281,887   35,953,141             1.0%
    ICADE                                                        357,041   26,384,459             0.8%
    Klepierre                                                  1,728,238   81,848,906             2.3%
    Mercialys SA                                                 570,796   13,112,303             0.4%
    Terreis                                                        1,329       42,430             0.0%
                                                                         ------------             ---
TOTAL FRANCE                                                              188,703,936             5.3%
                                                                         ------------             ---
GERMANY -- (0.5%)
#   Alstria Office REIT-AG                                       862,825   12,038,692             0.4%
    Hamborner REIT AG                                            698,688    7,427,072             0.2%
                                                                         ------------             ---
TOTAL GERMANY                                                              19,465,764             0.6%
                                                                         ------------             ---
GREECE -- (0.0%)
    Grivalia Properties REIC AE                                   96,660      880,939             0.0%
                                                                         ------------             ---
HONG KONG -- (4.6%)
    Champion REIT                                             26,436,012   13,786,152             0.4%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                        PERCENTAGE
                                                                SHARES     VALUE++    OF NET ASSETS**
                                                              ---------- ------------ ---------------
HONG KONG -- (Continued)
#   Fortune REIT                                              10,075,000 $ 10,490,604             0.3%
    Link REIT                                                 22,086,805  131,961,584             3.7%
    Prosperity REIT                                           11,498,000    4,220,028             0.1%
#   Regal REIT                                                 8,643,000    2,192,165             0.1%
#   Sunlight REIT                                             10,356,000    5,239,639             0.2%
                                                                         ------------             ---
TOTAL HONG KONG                                                           167,890,172             4.8%
                                                                         ------------             ---
ISRAEL -- (0.3%)
    Alony Hetz Properties & Investments, Ltd.                    758,525    5,803,826             0.2%
    Reit 1, Ltd.                                               1,534,172    4,209,529             0.1%
    Sella Capital Real Estate, Ltd.                              540,714      811,873             0.0%
                                                                         ------------             ---
TOTAL ISRAEL                                                               10,825,228             0.3%
                                                                         ------------             ---
ITALY -- (0.4%)
    Beni Stabili SpA SIIQ                                     12,075,319    9,920,994             0.3%
    Immobiliare Grande Distribuzione SIIQ SpA                  4,057,802    4,051,274             0.1%
                                                                         ------------             ---
TOTAL ITALY                                                                13,972,268             0.4%
                                                                         ------------             ---
JAPAN -- (17.4%)
#   Activia Properties, Inc.                                         462    1,962,353             0.1%
#   Advance Residence Investment Corp.                            12,407   26,473,472             0.7%
    Comforia Residential REIT, Inc.                                2,252    4,314,427             0.1%
#   Daiwa House REIT Investment Corp.                              1,369    5,503,982             0.1%
#   Daiwa House Residential Investment Corp.                       6,899   13,974,288             0.4%
    Daiwa Office Investment Corp.                                  3,105   15,865,848             0.4%
    Frontier Real Estate Investment Corp.                          4,757   19,246,080             0.5%
    Fukuoka REIT Corp.                                             6,384   10,410,252             0.3%
#   Global One Real Estate Investment Corp.                        1,918    6,315,476             0.2%
#   GLP J-Reit                                                    12,871   12,807,437             0.4%
#   Hankyu Reit, Inc.                                              4,972    5,296,046             0.1%
#   Heiwa Real Estate REIT, Inc.                                   8,334    6,203,861             0.2%
    Ichigo Office REIT Investment                                  8,345    5,768,968             0.2%
#   Industrial & Infrastructure Fund Investment Corp.              3,206   14,518,429             0.4%
#   Invincible Investment Corp.                                   16,130    9,564,035             0.3%
    Japan Excellent, Inc.                                         11,658   12,770,675             0.4%
#   Japan Hotel REIT Investment Corp.                             34,306   23,827,453             0.7%
#   Japan Logistics Fund, Inc.                                     8,668   16,210,330             0.5%
    Japan Prime Realty Investment Corp.                            7,813   25,432,715             0.7%
    Japan Real Estate Investment Corp.                            12,514   57,845,721             1.6%
    Japan Rental Housing Investments, Inc.                        11,139    7,451,619             0.2%
#   Japan Retail Fund Investment Corp.                            23,229   44,989,226             1.3%
#   Kenedix Office Investment Corp.                                4,403   20,183,737             0.6%
    Kenedix Residential Investment Corp.                           3,282    8,408,027             0.2%
#   MCUBS MidCity Investment Corp.                                 2,028    5,811,888             0.2%
#   Mori Hills REIT Investment Corp.                              14,868   18,395,740             0.5%
    Mori Trust Sogo Reit, Inc.                                    11,422   20,207,445             0.6%
#   Nippon Accommodations Fund, Inc.                               4,604   15,883,429             0.4%
    Nippon Building Fund, Inc.                                    13,498   64,105,715             1.8%
#*  Nomura Real Estate Master Fund, Inc.                          28,230   35,770,009             1.0%
#   Orix JREIT, Inc.                                              20,963   28,219,769             0.8%
#   Premier Investment Corp.                                      12,395   12,159,902             0.3%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                        PERCENTAGE
                                                                SHARES     VALUE++    OF NET ASSETS**
                                                              ---------- ------------ ---------------
JAPAN -- (Continued)
    Sekisui House SI Residential Investment Corp.                 10,041 $  9,149,693             0.3%
    Starts Proceed Investment Corp.                                  933    1,287,305             0.0%
#   Tokyu REIT, Inc.                                               9,276   11,247,214             0.3%
    Top REIT, Inc.                                                 1,738    6,527,594             0.2%
    United Urban Investment Corp.                                 24,442   33,910,856             1.0%
                                                                         ------------            ----
TOTAL JAPAN                                                               638,021,016            18.0%
                                                                         ------------            ----
MALAYSIA -- (0.6%)
    Amanahraya REIT                                              494,600      100,682             0.0%
    AmFirst REIT                                               1,788,940      335,343             0.0%
    Axis REIT                                                  5,433,250    2,112,142             0.1%
#   Boustead Plantations Bhd                                     270,800       94,528             0.0%
    Capitaland Malaysia Mall Trust                            10,232,400    3,287,311             0.1%
    Hektar REIT                                                  125,525       44,793             0.0%
#   IGB REIT                                                   8,095,800    2,542,353             0.1%
#   KLCCP Stapled Group                                        3,403,100    5,555,904             0.2%
    MRCB-Quill REIT                                              733,100      196,124             0.0%
    Sunway REIT                                               13,793,400    4,908,877             0.1%
    Tower REIT                                                   434,900      119,311             0.0%
    YTL Hospitality REIT                                       4,316,800    1,064,371             0.0%
                                                                         ------------            ----
TOTAL MALAYSIA                                                             20,361,739             0.6%
                                                                         ------------            ----
MEXICO -- (1.7%)
    Asesor de Activos Prisma SAPI de C.V.                      2,794,567    2,160,495             0.1%
#   Concentradora Fibra Hotelera Mexicana S.A. de C.V.         1,681,260    1,628,556             0.0%
#   Fibra Uno Administracion SA de C.V.                       18,142,484   39,782,584             1.1%
#   Mexico Real Estate Management SA de C.V.                   7,363,280   10,190,497             0.3%
    PLA Administradora Industrial S de RL de C.V.              4,204,319    7,740,337             0.2%
                                                                         ------------            ----
TOTAL MEXICO                                                               61,502,469             1.7%
                                                                         ------------            ----
NETHERLANDS -- (8.4%)
    Eurocommercial Properties NV                                 371,033   17,695,389             0.5%
    NSI NV                                                       810,820    3,527,049             0.1%
    Unibail-Rodamco SE                                           900,650  250,678,672             7.1%
    Vastned Retail NV                                            216,104   10,480,712             0.3%
    Wereldhave NV                                                376,668   23,481,221             0.7%
                                                                         ------------            ----
TOTAL NETHERLANDS                                                         305,863,043             8.7%
                                                                         ------------            ----
NEW ZEALAND -- (0.7%)
#   Argosy Property, Ltd.                                      5,602,067    4,262,566             0.1%
#   Goodman Property Trust                                     7,566,404    6,169,544             0.2%
#   Kiwi Property Group, Ltd.                                  9,126,525    8,392,233             0.2%
    NPT, Ltd.                                                     45,944       18,936             0.0%
#   Precinct Properties New Zealand, Ltd.                      3,496,776    2,884,746             0.1%
#   Property for Industry, Ltd.                                1,056,775    1,101,043             0.0%
    Stride Property, Ltd.                                        993,141    1,405,436             0.0%
#   Vital Healthcare Property Trust                            1,549,672    1,846,321             0.1%
                                                                         ------------            ----
TOTAL NEW ZEALAND                                                          26,080,825             0.7%
                                                                         ------------            ----
SINGAPORE -- (6.8%)
#   AIMS AMP Capital Industrial REIT                           4,470,091    4,460,879             0.1%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                        PERCENTAGE
                                                                SHARES     VALUE++    OF NET ASSETS**
                                                              ---------- ------------ ---------------
SINGAPORE -- (Continued)
    Ascendas Hospitality Trust                                 1,282,200 $    622,030             0.0%
    Ascendas India Trust                                       1,997,100    1,247,403             0.0%
    Ascendas REIT                                             20,465,000   34,842,228             1.0%
    Ascott Residence Trust                                     8,475,000    7,304,562             0.2%
#   Cache Logistics Trust                                      7,844,100    5,621,497             0.2%
#   Cambridge Industrial Trust                                11,009,431    4,793,885             0.1%
    CapitaLand Commercial Trust, Ltd.                         22,773,500   22,853,709             0.6%
    CapitaLand Mall Trust                                     24,117,400   34,003,434             1.0%
    CapitaLand Retail China Trust                              6,532,580    7,072,272             0.2%
    CDL Hospitality Trusts                                     7,418,300    7,162,311             0.2%
#   Far East Hospitality Trust                                 2,799,100    1,338,473             0.0%
#   First REIT                                                 4,647,300    4,113,708             0.1%
    Frasers Centrepoint Trust                                  6,116,100    8,528,901             0.2%
    Frasers Commercial Trust                                   5,953,934    5,815,250             0.2%
#   Keppel REIT                                               19,030,526   13,097,536             0.4%
#   Lippo Malls Indonesia Retail Trust                        12,701,500    2,902,060             0.1%
    Mapletree Commercial Trust                                12,697,084   12,406,127             0.4%
#   Mapletree Industrial Trust                                12,257,656   13,333,729             0.4%
    Mapletree Logistics Trust                                 15,588,668   11,337,899             0.3%
#   OUE Hospitality Trust                                        931,200      541,828             0.0%
#   Parkway Life REIT                                          3,305,000    5,442,067             0.2%
*   Perennial Real Estate Holdings, Ltd.                          75,200       53,096             0.0%
    Sabana Shari'ah Compliant Industrial REIT                  4,162,816    2,256,734             0.1%
#   Saizen REIT                                                1,705,600    1,126,190             0.0%
    SPH REIT                                                     428,200      287,173             0.0%
    Starhill Global REIT                                      14,282,900    8,250,569             0.2%
    Suntec REIT                                               23,403,500   27,489,515             0.8%
                                                                         ------------             ---
TOTAL SINGAPORE                                                           248,305,065             7.0%
                                                                         ------------             ---
SOUTH AFRICA -- (4.3%)
    Arrowhead Properties, Ltd. Class A                           303,379      217,583             0.0%
    Arrowhead Properties, Ltd. Class B                           303,379      218,451             0.0%
*   Capital Property Fund                                     15,448,502   17,979,709             0.5%
    Emira Property Fund, Ltd.                                  5,960,405    7,919,469             0.2%
    Growthpoint Properties, Ltd.                              24,304,567   44,525,663             1.3%
    Hyprop Investments, Ltd.                                   1,802,836   16,351,016             0.5%
    Investec Property Fund, Ltd.                                 415,385      473,627             0.0%
    Octodec Investments, Ltd.                                     18,104       33,280             0.0%
    Rebosis Property Fund, Ltd.                                1,593,956    1,355,926             0.0%
    Redefine Properties, Ltd.                                 40,693,736   33,953,422             1.0%
    Resilient Property Income Fund, Ltd.                       2,495,718   21,989,579             0.6%
    SA Corporate Real Estate Fund Nominees Pty, Ltd.          17,267,869    6,504,078             0.2%
    Vukile Property Fund, Ltd.                                 3,593,258    4,980,777             0.1%
                                                                         ------------             ---
TOTAL SOUTH AFRICA                                                        156,502,580             4.4%
                                                                         ------------             ---
SPAIN -- (0.4%)
    Merlin Properties Socimi SA                                1,106,973   14,185,545             0.4%
                                                                         ------------             ---
TAIWAN -- (0.3%)
    Cathay No. 1 REIT                                         10,681,000    5,628,912             0.1%
    Cathay No. 2 REIT                                          4,114,000    1,957,080             0.1%
    Fubon No. 1 REIT                                           1,271,000      622,527             0.0%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                        PERCENTAGE
                                                                SHARES     VALUE++    OF NET ASSETS**
                                                              ---------- ------------ ---------------
TAIWAN -- (Continued)
    Fubon No. 2 REIT                                           3,968,000 $  1,526,725             0.0%
    Shin Kong No.1 REIT                                        4,682,000    2,018,445             0.1%
                                                                         ------------             ---
TOTAL TAIWAN                                                               11,753,689             0.3%
                                                                         ------------             ---
TURKEY -- (0.7%)
*   Akfen Gayrimenkul Yatirim Ortakligi A.S.                     339,253      161,626             0.0%
    Akmerkez Gayrimenkul Yatirim Ortakligi A.S.                       --            1             0.0%
#   Alarko Gayrimenkul Yatirim Ortakligi A.S.                     51,842      445,563             0.0%
#*  Dogus Gayrimenkul Yatirim Ortakligi A.S.                     709,656      831,467             0.0%
#   Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.            18,805,536   18,217,426             0.5%
#   Halk Gayrimenkul Yatirim Ortakligi A.S.                      698,722      241,782             0.0%
#   Is Gayrimenkul Yatirim Ortakligi A.S.                      4,872,814    2,502,857             0.1%
    Saf Gayrimenkul Yatirim Ortakligi A.S.                     2,993,387      943,732             0.0%
#   Sinpas Gayrimenkul Yatirim Ortakligi A.S.                  3,375,564      775,371             0.0%
#   Torunlar Gayrimenkul Yatirim Ortakligi A.S.                1,487,138    1,686,217             0.1%
#*  Vakif Gayrimenkul Yatirim Ortakligi A.S.                   1,276,549    1,032,285             0.1%
                                                                         ------------             ---
TOTAL TURKEY                                                               26,838,327             0.8%
                                                                         ------------             ---
UNITED KINGDOM -- (18.5%)
    Assura P.L.C.                                              2,006,534    1,739,040             0.0%
    Big Yellow Group P.L.C.                                    1,260,539   14,551,477             0.4%
    British Land Co. P.L.C. (The)                              9,558,464  128,032,643             3.6%
    Capital & Regional P.L.C.                                     59,208       63,817             0.0%
    Derwent London P.L.C.                                        960,736   57,377,992             1.6%
    Great Portland Estates P.L.C.                              3,250,972   44,523,041             1.3%
    Hammerson P.L.C.                                           7,832,305   76,738,627             2.2%
#   Hansteen Holdings P.L.C.                                   6,589,479   12,573,613             0.4%
    Intu Properties P.L.C.                                     9,121,214   48,555,292             1.4%
    Land Securities Group P.L.C.                               7,653,993  157,685,268             4.5%
    Londonmetric Property P.L.C.                               5,574,761   14,518,440             0.4%
    McKay Securities P.L.C.                                      294,416    1,195,034             0.0%
    Mucklow A & J Group P.L.C.                                   303,097    2,312,269             0.1%
    Primary Health Properties P.L.C.                             750,238    4,978,611             0.1%
    Redefine International P.L.C.                              3,121,983    2,666,774             0.1%
    Safestore Holdings P.L.C.                                  1,794,272    8,986,659             0.2%
    Schroder Real Estate Investment Trust, Ltd.                   13,266       12,180             0.0%
    Segro P.L.C.                                               7,091,371   49,122,850             1.4%
    Shaftesbury P.L.C.                                         2,612,908   37,821,366             1.1%
    Town Centre Securities P.L.C.                                 15,932       78,633             0.0%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                ---------- -------------- ---------------
UNITED KINGDOM -- (Continued)
      Workspace Group P.L.C.                                     1,011,392 $   14,896,154             0.4%
                                                                           --------------           -----
TOTAL UNITED KINGDOM                                                          678,429,780            19.2%
                                                                           --------------           -----
TOTAL COMMON STOCKS                                                         3,515,242,726            99.3%
                                                                           --------------           -----
TOTAL INVESTMENT SECURITIES                                                 3,515,242,726
                                                                           --------------

                                                                              VALUE+
                                                                           --------------
SECURITIES LENDING COLLATERAL -- (3.9%)
(S)@  DFA Short Term Investment Fund                            12,228,630    141,485,249             4.0%
                                                                           --------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,406,217,033)                        $3,656,727,975           103.3%
                                                                           ==============           =====

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Australia                             -- $  684,430,064   --    $  684,430,064
   Belgium                               --     56,863,116   --        56,863,116
   Canada                      $176,397,330             --   --       176,397,330
   China                                 --      7,969,831   --         7,969,831
   France                                --    188,703,936   --       188,703,936
   Germany                               --     19,465,764   --        19,465,764
   Greece                                --        880,939   --           880,939
   Hong Kong                             --    167,890,172   --       167,890,172
   Israel                                --     10,825,228   --        10,825,228
   Italy                                 --     13,972,268   --        13,972,268
   Japan                         35,770,009    602,251,007   --       638,021,016
   Malaysia                              --     20,361,739   --        20,361,739
   Mexico                        61,502,469             --   --        61,502,469
   Netherlands                           --    305,863,043   --       305,863,043
   New Zealand                           --     26,080,825   --        26,080,825
   Singapore                             --    248,305,065   --       248,305,065
   South Africa                          --    156,502,580   --       156,502,580
   Spain                                 --     14,185,545   --        14,185,545
   Taiwan                                --     11,753,689   --        11,753,689
   Turkey                                --     26,838,327   --        26,838,327
   United Kingdom                        --    678,429,780   --       678,429,780
Securities Lending Collateral            --    141,485,249   --       141,485,249
                               ------------ --------------   --    --------------
TOTAL                          $273,669,808 $3,383,058,167   --    $3,656,727,975
                               ============ ==============   ==    ==============

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
COMMON STOCKS -- (22.9%)
UNITED STATES -- (22.9%)
#   Acadia Realty Trust                                       108,906 $ 3,581,918             0.1%
    Agree Realty Corp.                                         25,632     829,964             0.0%
#   Alexander's, Inc.                                           3,002   1,185,460             0.0%
#   Alexandria Real Estate Equities, Inc.                      99,455   8,925,092             0.2%
#   American Assets Trust, Inc.                                64,193   2,706,377             0.1%
#   American Campus Communities, Inc.                         170,027   6,897,995             0.2%
#   American Homes 4 Rent Class A                             201,327   3,321,896             0.1%
    American Residential Properties, Inc.                       3,780      62,635             0.0%
    Apartment Investment & Management Co. Class A             240,800   9,436,952             0.2%
    Ashford Hospitality Prime, Inc.                            41,630     611,961             0.0%
    Ashford Hospitality Trust, Inc.                           161,086   1,108,272             0.0%
#   AvalonBay Communities, Inc.                               189,392  33,111,403             0.8%
    BioMed Realty Trust, Inc.                                 306,517   7,175,563             0.2%
#   Bluerock Residential Growth REIT, Inc.                      5,777      67,706             0.0%
    Boston Properties, Inc.                                   220,241  27,717,330             0.7%
    Brandywine Realty Trust                                   262,048   3,537,648             0.1%
    Brixmor Property Group, Inc.                              278,180   7,126,972             0.2%
#   Camden Property Trust                                     132,665   9,789,350             0.2%
#   Campus Crest Communities, Inc.                             87,458     579,847             0.0%
    Care Capital Properties, Inc.                             116,501   3,838,691             0.1%
    CareTrust REIT, Inc.                                      107,104   1,212,417             0.0%
#   CBL & Associates Properties, Inc.                         267,243   3,896,403             0.1%
    Cedar Realty Trust, Inc.                                  106,153     742,009             0.0%
#   Chambers Street Properties                                309,773   2,193,193             0.1%
#   Chatham Lodging Trust                                      47,118   1,078,531             0.0%
#   Chesapeake Lodging Trust                                  100,329   2,763,061             0.1%
    Columbia Property Trust, Inc.                             192,717   4,787,090             0.1%
#   CoreSite Realty Corp.                                      61,000   3,351,950             0.1%
    Corporate Office Properties Trust                         136,926   3,149,298             0.1%
    Cousins Properties, Inc.                                  342,881   3,442,525             0.1%
#   CubeSmart                                                 241,263   6,711,937             0.2%
#   CyrusOne, Inc.                                            151,886   5,358,538             0.1%
#   DCT Industrial Trust, Inc.                                125,077   4,642,858             0.1%
    DDR Corp.                                                 450,731   7,572,281             0.2%
#   DiamondRock Hospitality Co.                               292,614   3,417,732             0.1%
#   Digital Realty Trust, Inc.                                185,167  13,694,951             0.3%
#   Douglas Emmett, Inc.                                      195,128   5,961,160             0.2%
    Duke Realty Corp.                                         503,070  10,413,549             0.3%
#   DuPont Fabros Technology, Inc.                             92,641   2,972,850             0.1%
#   EastGroup Properties, Inc.                                 46,486   2,610,654             0.1%
#   Education Realty Trust, Inc.                               68,554   2,461,774             0.1%
#   Empire State Realty Trust, Inc. Class A                   112,448   2,003,823             0.1%
#   EPR Properties                                             84,083   4,776,755             0.1%
*   Equity Commonwealth                                       208,072   5,973,747             0.2%
    Equity Lifestyle Properties, Inc.                         115,151   6,964,332             0.2%
#   Equity One, Inc.                                          125,263   3,329,491             0.1%
#   Equity Residential                                        417,247  32,261,538             0.8%
    Essex Property Trust, Inc.                                 99,244  21,877,347             0.5%
#   Extra Space Storage, Inc.                                 169,591  13,438,391             0.3%
#   Federal Realty Investment Trust                           101,070  14,502,534             0.4%
#   FelCor Lodging Trust, Inc.                                202,119   1,627,058             0.0%

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
UNITED STATES -- (Continued)
#   First Industrial Realty Trust, Inc.                         157,552 $ 3,415,727             0.1%
#   First Potomac Realty Trust                                   82,260     969,845             0.0%
    Franklin Street Properties Corp.                            130,357   1,358,320             0.0%
#   Gaming and Leisure Properties, Inc.                         133,230   3,886,319             0.1%
#   General Growth Properties, Inc.                             686,012  19,860,047             0.5%
#   Getty Realty Corp.                                           41,995     708,876             0.0%
#   Gladstone Commercial Corp.                                   39,778     636,846             0.0%
    Gladstone Land Corp.                                          5,760      52,992             0.0%
    Government Properties Income Trust                          101,144   1,646,624             0.0%
#   HCP, Inc.                                                   617,823  22,983,016             0.6%
#   Healthcare Realty Trust, Inc.                               137,126   3,614,641             0.1%
#   Healthcare Trust of America, Inc. Class A                   299,242   7,873,057             0.2%
#   Hersha Hospitality Trust                                     55,432   1,330,922             0.0%
#   Highwoods Properties, Inc.                                  139,811   6,074,788             0.2%
#   Hospitality Properties Trust                                215,474   5,783,322             0.1%
#   Host Hotels & Resorts, Inc.                               1,061,025  18,387,563             0.5%
#   Hudson Pacific Properties, Inc.                             199,832   5,709,200             0.1%
    Independence Realty Trust, Inc.                                 766       6,007             0.0%
#   Inland Real Estate Corp.                                    126,733   1,121,587             0.0%
#   Investors Real Estate Trust                                 231,116   1,876,662             0.0%
#   Iron Mountain, Inc.                                         386,073  11,829,277             0.3%
#   Kilroy Realty Corp.                                         131,837   8,680,148             0.2%
#   Kimco Realty Corp.                                          623,764  16,698,162             0.4%
#   Kite Realty Group Trust                                     134,639   3,555,816             0.1%
#   LaSalle Hotel Properties                                    171,494   5,043,639             0.1%
#   Lexington Realty Trust                                      305,888   2,704,050             0.1%
    Liberty Property Trust                                      218,466   7,432,213             0.2%
#   LTC Properties, Inc.                                         50,632   2,169,581             0.1%
    Macerich Co. (The)                                          162,586  13,777,538             0.3%
#   Mack-Cali Realty Corp.                                      127,807   2,781,080             0.1%
#   Medical Properties Trust, Inc.                              363,656   4,109,313             0.1%
#   Mid-America Apartment Communities, Inc.                     107,464   9,154,858             0.2%
#   Monmouth Real Estate Investment Corp. Class A                97,743   1,017,505             0.0%
#   National Health Investors, Inc.                              62,259   3,657,094             0.1%
#   National Retail Properties, Inc.                            204,740   7,780,120             0.2%
    New Senior Investment Group, Inc.                           105,657   1,058,683             0.0%
#   New York REIT, Inc.                                           8,683      98,986             0.0%
#   Omega Healthcare Investors, Inc.                            269,690   9,309,699             0.2%
    One Liberty Properties, Inc.                                 11,699     275,628             0.0%
#   Paramount Group, Inc.                                       121,428   2,157,776             0.1%
#   Parkway Properties, Inc.                                    129,296   2,163,122             0.1%
#   Pebblebrook Hotel Trust                                     131,659   4,500,105             0.1%
#   Pennsylvania REIT                                            88,458   1,988,536             0.1%
#   Physicians Realty Trust                                      87,260   1,394,415             0.0%
#   Piedmont Office Realty Trust, Inc. Class A                  182,008   3,527,315             0.1%
#   Post Properties, Inc.                                        75,696   4,522,079             0.1%
#   Prologis, Inc.                                              789,189  33,722,046             0.8%
#   PS Business Parks, Inc.                                      27,928   2,395,943             0.1%
#   Public Storage                                              200,631  46,036,789             1.1%
#   QTS Realty Trust, Inc. Class A                               36,539   1,571,542             0.0%
#   Ramco-Gershenson Properties Trust                           113,597   1,908,430             0.1%
#   Realty Income Corp.                                         345,474  17,087,144             0.4%

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                           PERCENTAGE
                                                                SHARES       VALUE++     OF NET ASSETS**
                                                              ----------- -------------- ---------------
UNITED STATES -- (Continued)
#   Regency Centers Corp.                                         147,208 $   10,004,256             0.2%
#   Retail Opportunity Investments Corp.                          132,370      2,399,868             0.1%
#   Retail Properties of America, Inc. Class A                    383,527      5,741,399             0.1%
#   Rexford Industrial Realty, Inc.                               112,174      1,699,436             0.0%
#   RLJ Lodging Trust                                             208,432      5,229,559             0.1%
#   Rouse Properties, Inc.                                         71,630      1,259,972             0.0%
#   Ryman Hospitality Properties, Inc.                             72,425      3,809,555             0.1%
#   Sabra Health Care REIT, Inc.                                   95,581      2,167,777             0.1%
    Saul Centers, Inc.                                             15,757        883,495             0.0%
#   Select Income REIT                                            152,755      3,085,651             0.1%
    Senior Housing Properties Trust                               381,437      5,794,028             0.1%
#   Silver Bay Realty Trust Corp.                                  34,004        550,865             0.0%
#   Simon Property Group, Inc.                                    441,239     88,892,009             2.2%
#   SL Green Realty Corp.                                         147,142     17,453,984             0.4%
#   Sovran Self Storage, Inc.                                      49,257      4,919,297             0.1%
#   Spirit Realty Capital, Inc.                                   898,408      9,145,793             0.2%
#   STAG Industrial, Inc.                                         138,527      2,842,574             0.1%
    Starwood Waypoint Residential Trust                           100,117      2,462,878             0.1%
*   Strategic Hotels & Resorts, Inc.                              368,898      5,201,462             0.1%
    Summit Hotel Properties, Inc.                                 181,767      2,377,512             0.1%
#   Sun Communities, Inc.                                          63,067      4,226,750             0.1%
#   Sunstone Hotel Investors, Inc.                                286,281      4,139,623             0.1%
    Tanger Factory Outlet Centers, Inc.                           132,384      4,626,821             0.1%
    Taubman Centers, Inc.                                          90,238      6,946,521             0.2%
#   Terreno Realty Corp.                                           45,325      1,014,374             0.0%
#   UDR, Inc.                                                     394,176     13,583,305             0.3%
#   UMH Properties, Inc.                                           28,246        279,353             0.0%
#   Universal Health Realty Income Trust                           14,684        729,648             0.0%
#   Urban Edge Properties                                         118,300      2,808,442             0.1%
    Urstadt Biddle Properties, Inc.                                 4,807         83,690             0.0%
#   Urstadt Biddle Properties, Inc. Class A                        30,100        605,010             0.0%
    Ventas, Inc.                                                  538,600     28,933,592             0.7%
#   VEREIT, Inc.                                                1,353,075     11,176,400             0.3%
#   Vornado Realty Trust                                          238,810     24,012,346             0.6%
#   Washington REIT                                               100,768      2,721,744             0.1%
#   Weingarten Realty Investors                                   138,043      4,936,418             0.1%
#   Welltower, Inc.                                               571,650     37,082,936             0.9%
#   Whitestone REIT                                                48,103        594,553             0.0%
#   WP Carey, Inc.                                                173,796     11,013,453             0.3%
    WP GLIMCHER, Inc.                                             271,086      3,150,019             0.1%
#   Xenia Hotels & Resorts, Inc.                                   70,366      1,220,146             0.0%
TOTAL COMMON STOCKS                                                        1,012,014,316            24.9%
                                                                          --------------            ----
AFFILIATED INVESTMENT COMPANIES -- (68.5%)
UNITED STATES -- (68.5%)
    DFA International Real Estate Securities Portfolio of
      DFA Investment Dimensions Group Inc.                    274,826,890  1,448,337,710            35.7%

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                ---------- -------------- ---------------
UNITED STATES -- (Continued)
      DFA Real Estate Securities Portfolio of DFA Investment
        Dimensions Group Inc.                                   47,657,957 $1,574,618,885            38.8%
                                                                           --------------           -----
TOTAL UNITED STATES                                                         3,022,956,595            74.5%
                                                                           --------------           -----
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES                        3,022,956,595            74.5%
                                                                           --------------           -----
TOTAL INVESTMENT SECURITIES                                                 4,034,970,911
                                                                           --------------

                                                                              VALUE+
                                                                           --------------
SECURITIES LENDING COLLATERAL -- (8.6%)
(S)@  DFA Short Term Investment Fund                            32,837,673    379,931,875             9.3%
                                                                           --------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,779,531,672)                        $4,414,902,786           108.7%
                                                                           ==============           =====

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 -------------- ------------ ------- --------------
Common Stocks
   United States                 $1,012,014,316           --   --    $1,012,014,316
Affiliated Investment Companies
   United States                  3,022,956,595           --   --     3,022,956,595
Securities Lending Collateral                -- $379,931,875   --       379,931,875
                                 -------------- ------------   --    --------------
TOTAL                            $4,034,970,911 $379,931,875   --    $4,414,902,786
                                 ============== ============   ==    ==============

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                              ---------- ----------- ---------------
COMMON STOCKS -- (92.8%)
AUSTRALIA -- (5.0%)
*   Aditya Birla Minerals, Ltd.                                2,214,499 $   362,379             0.0%
*   AED Oil, Ltd.                                                992,337          --             0.0%
*   AJ Lucas Group, Ltd.                                         470,855      98,715             0.0%
    Alumina, Ltd.                                              5,238,827   4,019,239             0.0%
    Amalgamated Holdings, Ltd.                                 1,729,707  17,224,925             0.1%
#   AP Eagers, Ltd.                                              357,109   2,707,954             0.0%
*   APN News & Media, Ltd.                                     6,718,962   2,447,684             0.0%
#*  Aquarius Platinum, Ltd.                                    2,539,745     440,465             0.0%
    Arrium, Ltd.                                              40,957,773   2,894,062             0.0%
*   ASG Group, Ltd.                                              311,883     244,026             0.0%
    Atlas Iron, Ltd.                                          16,286,615     322,590             0.0%
    Ausdrill, Ltd.                                             3,785,515     925,542             0.0%
    Austal, Ltd.                                               1,854,068   2,988,816             0.0%
#*  Australian Agricultural Co., Ltd.                          9,068,881   9,714,865             0.1%
    Australian Pharmaceutical Industries, Ltd.                 6,179,674   8,696,562             0.1%
    AVJennings, Ltd.                                              40,111      16,030             0.0%
#*  AWE, Ltd.                                                 11,803,801   5,272,186             0.1%
#*  BC Iron, Ltd.                                                166,369      31,899             0.0%
#   Beach Energy, Ltd.                                        28,389,077  12,895,708             0.1%
#   Beadell Resources, Ltd.                                    3,683,211     420,565             0.0%
#*  Billabong International, Ltd.                              8,865,117   4,627,444             0.0%
    BlueScope Steel, Ltd.                                     13,025,782  41,051,693             0.3%
*   Boart Longyear, Ltd.                                       3,289,266     233,002             0.0%
*   Boom Logistics, Ltd.                                       4,200,729     324,075             0.0%
    Boral, Ltd.                                                   94,043     359,734             0.0%
#*  Bradken, Ltd.                                              1,704,930   1,168,211             0.0%
#   Breville Group, Ltd.                                         802,185   3,738,976             0.0%
#   Brickworks, Ltd.                                             647,135   6,685,581             0.1%
#   Cabcharge Australia, Ltd.                                    945,303   1,891,935             0.0%
*   Cape Lambert Resources, Ltd.                               7,045,829     100,121             0.0%
#   Cardno, Ltd.                                               1,722,437   3,724,938             0.0%
*   Carnarvon Petroleum, Ltd.                                    578,439      49,327             0.0%
*   CDS Technologies, Ltd.                                        15,209          --             0.0%
*   Citigold Corp., Ltd.                                       3,400,000      53,211             0.0%
*   Coal of Africa, Ltd.                                         926,247      34,529             0.0%
*   Coffey International, Ltd.                                   197,370      57,324             0.0%
    Collins Foods, Ltd.                                           19,751      49,465             0.0%
*   Cooper Energy, Ltd.                                        2,393,480     356,767             0.0%
    Coventry Group, Ltd.                                         556,429     483,240             0.0%
#   CSR, Ltd.                                                  9,623,713  18,840,236             0.2%
    Decmil Group, Ltd.                                         1,690,987   1,125,723             0.0%
*   Devine, Ltd.                                               1,228,500     525,429             0.0%
    Downer EDI, Ltd.                                          10,695,843  26,877,645             0.2%
#*  Drillsearch Energy, Ltd.                                   3,279,640   1,834,071             0.0%
    Echo Entertainment Group, Ltd.                             6,140,712  22,193,819             0.2%
*   Elders, Ltd.                                                 852,283   2,589,395             0.0%
*   Emeco Holdings, Ltd.                                      10,389,768     405,365             0.0%
#*  Energy Resources of Australia, Ltd.                        2,416,063     583,811             0.0%
#*  Energy World Corp., Ltd.                                     871,929     154,534             0.0%
*   Eservglobal, Ltd.                                            177,962      14,908             0.0%
#   Evolution Mining, Ltd.                                    17,957,730  17,887,914             0.2%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                              ---------- ----------- ---------------
AUSTRALIA -- (Continued)
    Fairfax Media, Ltd.                                       43,045,855 $28,789,744             0.2%
#*  Fleetwood Corp., Ltd.                                        198,703     218,039             0.0%
    Gazal Corp., Ltd.                                              5,360       9,440             0.0%
    GrainCorp, Ltd. Class A                                    3,930,831  25,199,084             0.2%
    Grange Resources, Ltd.                                     2,667,655     227,257             0.0%
    HFA Holdings, Ltd.                                           346,272     699,432             0.0%
*   Hillgrove Resources, Ltd.                                  1,515,963     211,156             0.0%
#   Hills, Ltd.                                                2,784,810     860,573             0.0%
*   Horizon Oil, Ltd.                                            171,975      14,649             0.0%
*   Imdex, Ltd.                                                  393,841      63,256             0.0%
#   IMF Bentham, Ltd.                                            374,251     383,346             0.0%
#   Independence Group NL                                        667,067   1,306,737             0.0%
*   Infigen Energy                                             1,892,218     503,403             0.0%
    K&S Corp., Ltd.                                              149,748     139,623             0.0%
#*  Kingsgate Consolidated, Ltd.                               2,983,828   1,397,273             0.0%
*   Lednium, Ltd.                                                438,495          --             0.0%
*   Lemarne Corp., Ltd.                                            5,585       1,772             0.0%
*   Lonestar Resources, Ltd.                                      19,113     105,346             0.0%
#   MACA, Ltd.                                                 1,219,744     749,841             0.0%
*   Macmahon Holdings, Ltd.                                    8,452,954     595,058             0.0%
    Macquarie Telecom Group, Ltd.                                  3,129      18,036             0.0%
*   Maverick Drilling & Exploration, Ltd.                        222,596      13,301             0.0%
    MaxiTRANS Industries, Ltd.                                 4,265,329   1,765,552             0.0%
    McPherson's, Ltd.                                          1,590,934     774,280             0.0%
#*  Medusa Mining, Ltd.                                        2,875,155   1,158,166             0.0%
    Melbourne IT, Ltd.                                            38,707      52,601             0.0%
    Metals X, Ltd.                                               370,565     363,398             0.0%
#   Metcash, Ltd.                                             13,487,436  11,360,565             0.1%
    Mincor Resources NL                                        2,683,240     496,433             0.0%
*   Mineral Deposits, Ltd.                                       586,012     200,259             0.0%
#   Mineral Resources, Ltd.                                    2,851,644   8,601,928             0.1%
#   MMA Offshore, Ltd.                                         4,037,422   1,200,046             0.0%
*   Molopo Energy, Ltd.                                        1,498,292     165,201             0.0%
#*  Mount Gibson Iron, Ltd.                                   10,202,961   1,560,448             0.0%
#   Myer Holdings, Ltd.                                       15,927,630  10,829,516             0.1%
#   MyState, Ltd.                                                  3,497      10,764             0.0%
    New Hope Corp., Ltd.                                         235,596     321,501             0.0%
*   Newsat, Ltd.                                                 188,485       5,793             0.0%
#   NRW Holdings, Ltd.                                         4,326,378     418,959             0.0%
#   Nufarm, Ltd.                                               3,716,779  22,017,957             0.2%
*   OM Holdings, Ltd.                                            226,524      25,013             0.0%
    Otto Energy, Ltd.                                          1,457,170      32,297             0.0%
    OZ Minerals, Ltd.                                          7,175,381  22,019,696             0.2%
#*  Pacific Brands, Ltd.                                      23,029,761  11,749,427             0.1%
#*  Paladin Energy, Ltd.                                      10,409,135   1,800,092             0.0%
    Panoramic Resources, Ltd.                                  4,863,257   1,035,205             0.0%
*   PaperlinX, Ltd.                                            4,157,271      94,857             0.0%
#   Peet, Ltd.                                                   222,064     161,206             0.0%
#*  Perseus Mining, Ltd.                                       7,557,743   2,005,405             0.0%
#*  Platinum Australia, Ltd.                                   1,963,690          99             0.0%
    PMP, Ltd.                                                  4,792,441   1,769,504             0.0%
    Premier Investments, Ltd.                                  1,449,758  14,073,685             0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                        PERCENTAGE
                                                                SHARES     VALUE++    OF NET ASSETS**
                                                              ---------- ------------ ---------------
AUSTRALIA -- (Continued)
#   Primary Health Care, Ltd.                                 12,592,839 $ 33,084,642             0.3%
    Prime Media Group, Ltd.                                    1,350,701      489,397             0.0%
#   Programmed Maintenance Services, Ltd.                      3,193,964    6,593,383             0.1%
    Qantas Airways, Ltd.                                       1,530,629    4,311,392             0.0%
#   Qube Holdings, Ltd.                                          606,523      983,267             0.0%
#*  Ramelius Resources, Ltd.                                   1,321,637      207,139             0.0%
    RCR Tomlinson, Ltd.                                        1,032,042    1,681,782             0.0%
*   Regional Express Holdings, Ltd.                               21,861       13,663             0.0%
    Reject Shop, Ltd. (The)                                       51,118      416,890             0.0%
*   Resolute Mining, Ltd.                                      5,927,544    1,583,675             0.0%
    Ridley Corp., Ltd.                                         7,702,135    7,170,142             0.1%
*   Saracen Mineral Holdings, Ltd.                             3,803,585    1,568,048             0.0%
    Sedgman, Ltd.                                                 23,374       13,276             0.0%
#   Select Harvests, Ltd.                                        209,600    1,510,159             0.0%
    Service Stream, Ltd.                                       3,002,002      811,181             0.0%
#   Seven Group Holdings, Ltd.                                 2,636,788    9,429,895             0.1%
#   Seven West Media, Ltd.                                    19,676,884    9,420,146             0.1%
    Sigma Pharmaceuticals, Ltd.                               13,806,837    8,192,737             0.1%
*   Silver Lake Resources, Ltd.                                  424,530       68,390             0.0%
#   Sims Metal Management, Ltd.                                3,154,924   21,952,192             0.2%
#   Southern Cross Media Group, Ltd.                          11,017,169    7,648,362             0.1%
*   St Barbara, Ltd.                                           1,310,964    1,249,092             0.0%
    Steadfast Group, Ltd.                                         54,864       58,344             0.0%
#   STW Communications Group, Ltd.                             6,104,846    3,227,097             0.0%
#*  Sundance Energy Australia, Ltd.                            3,606,558      769,339             0.0%
#   Sunland Group, Ltd.                                        4,860,308    5,505,756             0.1%
    Tassal Group, Ltd.                                         2,804,313    8,424,790             0.1%
#*  Ten Network Holdings, Ltd.(6108373)                       14,164,674    1,659,798             0.0%
    Ten Network Holdings, Ltd.(BYSRMT3)                        2,770,904      296,390             0.0%
#   TFS Corp., Ltd.                                            3,025,504    3,776,683             0.0%
*   Tiger Resources, Ltd.                                        944,972       47,360             0.0%
*   Toro Energy, Ltd.                                          2,005,444      114,199             0.0%
    Tox Free Solutions, Ltd.                                       9,932       20,337             0.0%
*   Transfield Services, Ltd.                                 10,644,646    7,551,635             0.1%
    Transpacific Industries Group, Ltd.                       36,527,237   17,562,262             0.1%
    Treasury Wine Estates, Ltd.                                6,934,597   34,708,041             0.3%
#*  Troy Resources, Ltd.                                       2,749,766      624,972             0.0%
#   UGL, Ltd.                                                    745,594    1,201,071             0.0%
    UXC, Ltd.                                                  5,279,891    4,503,051             0.0%
    Villa World, Ltd.                                            282,128      400,483             0.0%
#   Village Roadshow, Ltd.                                     2,863,957   15,258,672             0.1%
*   Virgin Australia Holdings, Ltd.(B43DQC7)                  25,592,769    8,737,485             0.1%
*   Virgin Australia Holdings, Ltd.()                         39,419,376           --             0.0%
    Vision Eye Institute, Ltd.                                    22,855       17,433             0.0%
#   Watpac, Ltd.                                               1,665,858    1,137,306             0.0%
    Western Areas, Ltd.                                          109,591      184,674             0.0%
#*  Whitehaven Coal, Ltd.                                     12,473,382    8,957,796             0.1%
#   WorleyParsons, Ltd.                                        3,886,234   17,929,065             0.2%
                                                                         ------------             ---
TOTAL AUSTRALIA                                                           668,395,743             5.3%
                                                                         ------------             ---
AUSTRIA -- (0.8%)
#   Agrana Beteiligungs AG                                        87,540    7,928,276             0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                               SHARES     VALUE++    OF NET ASSETS**
                                                              --------- ------------ ---------------
AUSTRIA -- (Continued)
    Austria Technologie & Systemtechnik AG                      391,577 $  6,680,247             0.1%
    BUWOG AG                                                     29,835      634,335             0.0%
    Flughafen Wien AG                                            34,038    3,204,029             0.0%
    Lenzing AG                                                    2,968      226,731             0.0%
    Linz Textil Holding AG                                          212       69,956             0.0%
    Mayr Melnhof Karton AG                                       44,745    5,283,592             0.0%
    Oberbank AG                                                  41,257    2,361,768             0.0%
    POLYTEC Holding AG                                           34,499      260,473             0.0%
#*  Raiffeisen Bank International AG                            745,384   11,762,007             0.1%
    Strabag SE                                                  355,050    8,139,299             0.1%
    UNIQA Insurance Group AG                                    928,471    8,622,081             0.1%
    Wienerberger AG                                           2,807,052   51,753,981             0.3%
    Zumtobel Group AG                                            11,459      260,421             0.0%
                                                                        ------------             ---
TOTAL AUSTRIA                                                            107,187,196             0.8%
                                                                        ------------             ---
BELGIUM -- (1.1%)
    Ackermans & van Haaren NV                                   121,183   18,441,061             0.2%
*   AGFA-Gevaert NV                                           4,036,521   17,206,335             0.1%
    Banque Nationale de Belgique                                  4,369   15,124,191             0.1%
    Barco NV                                                     81,523    5,352,219             0.1%
    Bekaert SA                                                  656,098   19,460,105             0.2%
*   BHF Kleinwort Benson Group                                   89,548      512,193             0.0%
    Cie d'Entreprises CFE                                         4,583      568,167             0.0%
#   Cie Immobiliere de Belgique SA                               44,452    2,393,783             0.0%
#*  Cie Maritime Belge SA                                       147,624    2,613,293             0.0%
    D'ieteren SA                                                312,220   10,559,044             0.1%
#   Deceuninck NV                                             1,330,279    3,464,441             0.0%
    Euronav NV                                                1,161,475   17,171,738             0.1%
#   Exmar NV                                                     69,910      753,882             0.0%
    Jensen-Group NV                                              35,262      804,411             0.0%
#*  Nyrstar NV                                                4,724,917    7,219,176             0.1%
*   Papeteries Catala SA                                            188           --             0.0%
*   RealDolmen                                                   25,789      466,073             0.0%
    Recticel SA                                                 899,263    5,373,085             0.1%
*   Roularta Media Group NV                                      25,530      587,246             0.0%
    Sioen Industries NV                                         105,777    2,055,991             0.0%
    Sipef SA                                                     19,763    1,067,393             0.0%
*   Tessenderlo Chemie NV                                       524,985   16,931,798             0.1%
*   Viohalco SA                                                 135,192      329,363             0.0%
                                                                        ------------             ---
TOTAL BELGIUM                                                            148,454,988             1.2%
                                                                        ------------             ---
CANADA -- (5.7%)
#*  5N Plus, Inc.                                               537,999      501,957             0.0%
    Acadian Timber Corp.                                          2,826       39,529             0.0%
*   Advantage Oil & Gas, Ltd.                                 4,796,367   26,666,861             0.2%
    Aecon Group, Inc.                                         1,480,247   17,105,026             0.1%
#   AGF Management, Ltd. Class B                              1,721,085    7,147,057             0.1%
*   AgJunction, Inc.                                            467,374      228,754             0.0%
    AGT Food & Ingredients, Inc.                                140,039    3,130,422             0.0%
    AKITA Drilling, Ltd. Class A                                 10,400       65,219             0.0%
*   Alacer Gold Corp.                                         3,789,472    7,361,012             0.1%
    Alamos Gold, Inc. Class A                                 1,924,237    7,402,044             0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
CANADA -- (Continued)
#   Algoma Central Corp.                                        237,810 $ 2,788,029             0.0%
#   Altius Minerals Corp.                                        79,948     768,543             0.0%
*   Amerigo Resources, Ltd.                                   2,373,437     553,608             0.0%
    Andrew Peller, Ltd. Class A                                   5,884      81,897             0.0%
#*  Argonaut Gold, Inc.                                       1,623,983   1,676,642             0.0%
#*  Athabasca Oil Corp.                                       1,641,584   1,958,451             0.0%
*   ATS Automation Tooling Systems, Inc.                      1,586,505  16,707,077             0.1%
*   AuRico Metals, Inc.                                         852,539     515,070             0.0%
    Axia NetMedia Corp.                                          14,078      33,160             0.0%
#*  B2Gold Corp.                                              5,624,197   6,064,636             0.1%
#*  Ballard Power Systems, Inc.                               1,732,508   2,583,658             0.0%
*   Bankers Petroleum, Ltd.                                   1,744,753   2,935,498             0.0%
#*  Banro Corp.                                                 892,301     177,423             0.0%
#*  Bellatrix Exploration, Ltd.                               2,452,834   4,033,032             0.0%
#*  Birchcliff Energy, Ltd.                                   1,066,456   4,648,822             0.0%
#   Black Diamond Group, Ltd.                                    25,700     165,293             0.0%
#*  BlackPearl Resources, Inc.                                1,352,641     910,312             0.0%
#   Bonavista Energy Corp.                                    1,077,397   2,405,934             0.0%
    Boralex, Inc. Class A                                       586,648   6,245,136             0.1%
#   Calfrac Well Services, Ltd.                                  56,500      99,813             0.0%
    Canaccord Genuity Group, Inc.                             2,114,434   8,198,364             0.1%
#*  Canacol Energy, Ltd.                                      1,246,775   2,889,055             0.0%
    Canam Group, Inc.                                           912,146  10,568,226             0.1%
#   Canexus Corp.                                               134,200     138,552             0.0%
*   Canfor Corp.                                              1,088,350  15,398,038             0.1%
    CanWel Building Materials Group, Ltd.                        19,294      79,678             0.0%
    Canyon Services Group, Inc.                                 397,475   1,483,388             0.0%
    Capstone Infrastructure Corp.                             2,095,437   5,128,020             0.1%
#*  Capstone Mining Corp.                                     6,004,004   3,076,386             0.0%
    Cascades, Inc.                                            2,310,494  16,468,189             0.1%
    Cathedral Energy Services, Ltd.                              46,660      41,393             0.0%
    CCL Industries, Inc. Class B                                 55,577   7,873,692             0.1%
*   Celestica, Inc.                                             117,642   1,318,929             0.0%
    Centerra Gold, Inc.                                       3,061,873  17,234,158             0.1%
#*  Cequence Energy, Ltd.                                     3,242,106   1,140,539             0.0%
    Cervus Equipment Corp.                                        4,000      46,253             0.0%
#*  China Gold International Resources Corp., Ltd.            3,092,605   4,138,925             0.0%
#*  Chinook Energy, Inc.                                        873,063     380,580             0.0%
#   Clarke, Inc.                                                  8,900      69,901             0.0%
*   Claude Resources, Inc.                                    1,641,245     903,714             0.0%
    COM DEV International, Ltd.                                 382,354   1,655,035             0.0%
#*  Copper Mountain Mining Corp.                              1,785,419     710,017             0.0%
*   Corridor Resources, Inc.                                    100,750      29,664             0.0%
    Corus Entertainment, Inc. Class B                             8,500      81,061             0.0%
    Cott Corp.                                                1,422,846  14,853,050             0.1%
*   Crew Energy, Inc.                                         3,069,844  10,447,236             0.1%
#*  Delphi Energy Corp.                                       3,177,205   1,773,753             0.0%
#*  Denison Mines Corp.                                       2,493,547   1,010,691             0.0%
*   Detour Gold Corp.                                           485,820   5,402,128             0.1%
    Dominion Diamond Corp.                                    1,122,977  11,877,311             0.1%
    Dorel Industries, Inc. Class B                              831,737  21,149,629             0.2%
#*  Dundee Precious Metals, Inc.                              1,498,200   1,982,170             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
CANADA -- (Continued)
    E-L Financial Corp., Ltd.                                     1,588 $   824,604             0.0%
*   Eastern Platinum, Ltd.                                       11,650       6,682             0.0%
    Eldorado Gold Corp.                                         278,975     975,004             0.0%
#   Enbridge Income Fund Holdings, Inc.                         492,144  12,096,595             0.1%
*   Endeavour Mining Corp.                                      591,119     307,404             0.0%
    Enerflex, Ltd.                                              263,604   2,544,113             0.0%
*   Energy Fuels, Inc.                                           18,470      50,287             0.0%
#   Enerplus Corp.                                            1,838,477   8,674,979             0.1%
    Ensign Energy Services, Inc.                              1,929,563  12,129,862             0.1%
#*  Epsilon Energy, Ltd.                                         43,300      89,408             0.0%
    Equitable Group, Inc.                                        32,581   1,445,664             0.0%
#*  Essential Energy Services Trust                           1,906,750     991,580             0.0%
    Exchange Income Corp.                                        20,905     396,805             0.0%
#*  EXFO, Inc.                                                       55         175             0.0%
#*  First Majestic Silver Corp.                                 473,341   1,563,806             0.0%
#*  Fortress Paper, Ltd. Class A                                 12,405      46,486             0.0%
*   Gasfrac Energy Services, Inc.                                42,951           4             0.0%
#*  Genesis Land Development Corp.                               29,263      66,019             0.0%
#   Genworth MI Canada, Inc.                                    699,837  17,303,250             0.1%
#*  Golden Star Resources, Ltd.                               1,677,922     352,882             0.0%
*   Gran Tierra Energy, Inc.                                  2,530,253   6,114,714             0.1%
    Granite Oil Corp.                                           181,585   1,034,573             0.0%
    Guardian Capital Group, Ltd. Class A                         13,961     191,115             0.0%
#*  Heroux-Devtek, Inc.                                         376,641   3,514,087             0.0%
#   HNZ Group, Inc.                                              16,021     192,360             0.0%
#   HudBay Minerals, Inc.                                     4,812,144  24,988,114             0.2%
#*  IAMGOLD Corp.                                             5,804,513  10,476,178             0.1%
*   Indigo Books & Music, Inc.                                    6,242      53,465             0.0%
*   Interfor Corp.                                              819,972   7,788,354             0.1%
    Intertape Polymer Group, Inc.                               437,710   4,914,028             0.0%
#*  Ithaca Energy, Inc.                                       2,438,127   1,678,124             0.0%
*   Katanga Mining, Ltd.                                        241,169      32,276             0.0%
*   Kelt Exploration, Ltd.                                      139,882     514,557             0.0%
*   Kingsway Financial Services, Inc.                           286,186   1,192,806             0.0%
*   Kinross Gold Corp.                                        3,753,354   7,549,190             0.1%
#*  Kirkland Lake Gold, Inc.                                    827,276   3,511,305             0.0%
#*  Lake Shore Gold Corp.                                     8,713,584   7,730,007             0.1%
#   Laurentian Bank of Canada                                   808,554  32,753,981             0.3%
#   Lightstream Resources, Ltd.                               3,448,070   1,002,039             0.0%
    Linamar Corp.                                               314,159  18,257,068             0.2%
#   Liquor Stores N.A., Ltd.                                    285,755   2,657,373             0.0%
#   Long Run Exploration, Ltd.                                3,263,764     811,199             0.0%
*   Lundin Mining Corp.                                         376,509   1,269,811             0.0%
    Magellan Aerospace Corp.                                      2,114      28,066             0.0%
#   Major Drilling Group International, Inc.                    817,060   2,593,147             0.0%
    Martinrea International, Inc.                               430,617   3,652,143             0.0%
*   Maxim Power Corp.                                             3,832       8,499             0.0%
    McCoy Global, Inc.                                            3,000       6,791             0.0%
*   MEG Energy Corp.                                            340,200   2,830,664             0.0%
#   Melcor Developments, Ltd.                                    55,339     647,512             0.0%
*   Mercator Minerals, Ltd.                                     861,957          --             0.0%
#*  Migao Corp.                                                 486,555     223,259             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
CANADA -- (Continued)
*   Mitel Networks Corp.                                        177,254 $ 1,386,742             0.0%
    Nevsun Resources, Ltd.                                    1,935,329   5,787,042             0.1%
#   New Flyer Industries, Inc.                                   78,152   1,133,192             0.0%
*   New Gold, Inc.                                            2,572,320   6,373,751             0.1%
    Newalta Corp.                                               893,808   5,099,272             0.1%
    Norbord, Inc.                                                83,924   1,585,930             0.0%
#   North American Energy Partners, Inc.                         75,053     172,193             0.0%
#*  NuVista Energy, Ltd.                                      1,639,443   5,792,465             0.1%
#   OceanaGold Corp.                                          7,988,583  15,273,369             0.1%
    Osisko Gold Royalties, Ltd.                                     500       5,188             0.0%
*   Ovivo, Inc. Class A                                         153,345     141,899             0.0%
*   Painted Pony Petroleum, Ltd.                                443,649   1,513,211             0.0%
    Pan American Silver Corp.                                 1,646,007  12,487,297             0.1%
*   Parex Resources, Inc.                                       147,295   1,106,177             0.0%
#   Pengrowth Energy Corp.                                      466,010     456,174             0.0%
#   Penn West Petroleum, Ltd.                                 1,048,691   1,219,035             0.0%
#*  Perpetual Energy, Inc.                                       53,800      28,801             0.0%
*   Phoscan Chemical Corp.                                    2,409,821     525,236             0.0%
    PHX Energy Services Corp.                                    10,500      20,637             0.0%
    Pizza Pizza Royalty Corp.                                    18,200     190,407             0.0%
*   Polaris Materials Corp.                                         367         477             0.0%
#   Precision Drilling Corp.                                  7,125,701  28,337,141             0.2%
#*  Primero Mining Corp.                                      2,605,848   5,998,472             0.1%
#   Pulse Seismic, Inc.                                         679,163   1,199,806             0.0%
*   QLT, Inc.                                                 1,026,457   2,818,125             0.0%
*   Questerre Energy Corp. Class A                              635,449     106,913             0.0%
#*  RB Energy, Inc.                                             238,050         190             0.0%
    Reitmans Canada, Ltd. Class A                               353,031   1,312,122             0.0%
#*  RMP Energy, Inc.                                          1,658,008   2,269,681             0.0%
*   Rock Energy, Inc.                                           239,661     267,593             0.0%
#   Rocky Mountain Dealerships, Inc.                             76,744     401,445             0.0%
    Rogers Sugar, Inc.                                           26,147      81,184             0.0%
    RONA, Inc.                                                2,992,633  31,240,013             0.3%
#*  Sandstorm Gold, Ltd.                                        484,262   1,270,280             0.0%
#   Savanna Energy Services Corp.                             1,893,743   1,679,980             0.0%
#   Sherritt International Corp.                              6,259,123   3,925,115             0.0%
#*  Sierra Wireless, Inc.                                       765,625  19,093,783             0.2%
#*  Silver Standard Resources, Inc.                           1,323,101   9,116,809             0.1%
*   Sonde Resources Corp.                                       463,104         139             0.0%
#*  Southern Pacific Resource Corp.                             156,000          16             0.0%
#*  Sprott Resource Corp.                                     2,080,641     954,714             0.0%
#   Sprott, Inc.                                              1,313,471   2,591,584             0.0%
*   St Andrew Goldfields, Ltd.                                  799,897     211,047             0.0%
#*  Stornoway Diamond Corp.                                      42,302      21,999             0.0%
    Strad Energy Services, Ltd.                                  22,664      38,132             0.0%
#   Stuart Olson, Inc.                                          152,549     717,480             0.0%
    Superior Plus Corp.                                          28,313     231,250             0.0%
#   Surge Energy, Inc.                                        4,177,277   9,392,165             0.1%
#*  TAG Oil, Ltd.                                               198,820     103,394             0.0%
#*  Taseko Mines, Ltd.                                          914,368     461,519             0.0%
*   Tembec, Inc.                                                568,967     504,743             0.0%
#*  Teranga Gold Corp.(B4L8QT1)                                 832,294     347,835             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                        PERCENTAGE
                                                                SHARES     VALUE++    OF NET ASSETS**
                                                              ---------- ------------ ---------------
CANADA -- (Continued)
#*  Teranga Gold Corp.(B5TDK82)                                6,532,485 $  2,697,722             0.0%
#*  Thompson Creek Metals Co., Inc.                            3,580,233    1,724,952             0.0%
#*  Timmins Gold Corp.                                           871,561      179,964             0.0%
*   TLC Vision Corp.                                             829,259           --             0.0%
    TMX Group, Ltd.                                              145,500    5,133,003             0.1%
#   TORC Oil & Gas, Ltd.                                       1,382,709    7,010,830             0.1%
#   Torstar Corp. Class B                                        403,213    1,248,863             0.0%
    Total Energy Services, Inc.                                    8,707       97,684             0.0%
#*  Touchstone Exploration, Inc.                                 415,404       73,067             0.0%
#   TransAlta Corp.                                            1,467,545    6,846,149             0.1%
    Transcontinental, Inc. Class A                             1,408,845   21,710,176             0.2%
    TransGlobe Energy Corp.                                      805,128    2,191,997             0.0%
#   Trinidad Drilling, Ltd.                                    2,893,584    5,023,276             0.1%
#   Twin Butte Energy, Ltd.                                    3,218,265      701,442             0.0%
    Uni-Select, Inc.                                              52,727    2,612,962             0.0%
    West Fraser Timber Co., Ltd.                                 479,599   16,970,821             0.1%
    Western Energy Services Corp.                                907,223    2,865,426             0.0%
    Westjet Airlines, Ltd.                                        56,616    1,047,803             0.0%
    Whistler Blackcomb Holdings, Inc.                             22,997      354,733             0.0%
#   Whitecap Resources, Inc.                                      19,097      169,560             0.0%
    Wi-Lan, Inc.                                                  67,385      125,226             0.0%
*   Xtreme Drilling & Coil Services Corp.                        286,071      439,739             0.0%
    Yamana Gold, Inc.                                            438,566      959,237             0.0%
*   Yangarra Resources, Ltd.                                      96,747       52,532             0.0%
*   Yellow Pages, Ltd.                                           125,576    1,625,881             0.0%
#   Zargon Oil & Gas, Ltd.                                       222,846      233,480             0.0%
                                                                         ------------             ---
TOTAL CANADA                                                              767,719,743             6.1%
                                                                         ------------             ---
CHINA -- (0.0%)
*   China Daye Non-Ferrous Metals Mining, Ltd.                15,012,000      283,389             0.0%
*   Hanfeng Evergreen, Inc.                                      707,267       69,991             0.0%
    Zhuhai Holdings Investment Group, Ltd.                     1,950,000      280,726             0.0%
                                                                         ------------             ---
TOTAL CHINA                                                                   634,106             0.0%
                                                                         ------------             ---
DENMARK -- (1.4%)
    Alm Brand A.S.                                             2,482,304   14,062,501             0.1%
#*  Bang & Olufsen A.S.                                          241,390    1,587,931             0.0%
    BankNordik P/F                                                 1,163       24,169             0.0%
    Brodrene Hartmann A.S.                                        47,230    1,665,167             0.0%
*   D/S Norden A.S.                                              425,052    8,475,187             0.1%
    DFDS A.S.                                                    602,553   18,299,813             0.2%
    Djurslands Bank A.S.                                           6,339      250,297             0.0%
#   FLSmidth & Co. A.S.                                          114,223    4,323,880             0.0%
*   GPV Industri A.S. Series B                                     6,000           --             0.0%
*   Greentech Energy Systems A.S.                                 18,060       19,216             0.0%
*   H+H International A.S. Class B                                 9,163       75,509             0.0%
    Harboes Bryggeri A.S. Class B                                 22,925      350,439             0.0%
*   Jyske Bank A.S.                                              518,436   25,289,083             0.2%
    Lan & Spar Bank                                                5,706      343,169             0.0%
    NKT Holding A.S.                                             239,773   13,048,735             0.1%
#   Nordjyske Bank A.S.                                            4,848       80,343             0.0%
*   Parken Sport & Entertainment A.S.                              1,495       11,894             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                               SHARES     VALUE++    OF NET ASSETS**
                                                              --------- ------------ ---------------
DENMARK -- (Continued)
    PER Aarsleff A.S. Class B                                    39,061 $ 13,108,605             0.1%
    Ringkjoebing Landbobank A.S.                                    593      127,012             0.0%
    Rockwool International A.S. Class B                           6,762    1,059,447             0.0%
*   Santa Fe Group A.S.                                          53,804      427,558             0.0%
    Schouw & Co.                                                325,958   17,033,007             0.1%
#   Solar A.S. Class B                                           20,550    1,253,330             0.0%
    Spar Nord Bank A.S.                                         917,740    8,790,832             0.1%
    Sydbank A.S.                                              1,239,732   40,779,507             0.3%
    TDC A.S.                                                    972,049    5,081,767             0.1%
*   TK Development A.S.                                         808,093      983,626             0.0%
#   United International Enterprises                              2,385      372,431             0.0%
    Vestas Wind Systems A.S.                                    202,158   11,786,662             0.1%
*   Vestjysk Bank A.S.                                           26,656       35,380             0.0%
                                                                        ------------             ---
TOTAL DENMARK                                                            188,746,497             1.5%
                                                                        ------------             ---
FINLAND -- (2.3%)
    Ahlstrom Oyj                                                 48,984      397,071             0.0%
    Aktia Bank Oyj                                              156,446    1,886,179             0.0%
    Alandsbanken Abp Class A                                      5,030       93,885             0.0%
    Alma Media Oyj                                              226,609      672,284             0.0%
    Amer Sports Oyj                                              30,004      842,079             0.0%
    Apetit Oyj                                                   58,276      855,454             0.0%
#   Aspo Oyj                                                     40,574      318,185             0.0%
#   Atria Oyj                                                   187,179    1,698,276             0.0%
    Cargotec Oyj Class B                                        758,590   27,042,478             0.2%
    Cramo Oyj                                                   500,506    9,190,876             0.1%
#   Digia Oyj                                                    27,963      201,173             0.0%
*   Finnair Oyj                                               1,212,248    5,012,248             0.1%
#*  Finnlines Oyj                                               592,643   11,325,894             0.1%
    Fiskars Oyj Abp                                              65,221    1,350,341             0.0%
    Glaston Oyj Abp                                             107,571       57,363             0.0%
    HKScan Oyj Class A                                          522,372    2,102,220             0.0%
    Huhtamaki Oyj                                             1,538,532   54,278,369             0.4%
    Kemira Oyj                                                2,358,040   27,929,827             0.2%
    Kesko Oyj Class A                                            14,269      440,193             0.0%
    Kesko Oyj Class B                                         1,195,828   38,176,006             0.3%
*   Lemminkainen Oyj                                             99,838    1,440,962             0.0%
    Metsa Board Oyj                                           4,714,475   29,994,462             0.3%
    Metso Oyj                                                   154,400    3,780,041             0.0%
#   Munksjo Oyj                                                  27,842      259,495             0.0%
    Neste Oyj                                                 1,549,408   37,778,441             0.3%
    Nokian Renkaat Oyj                                           23,280      878,275             0.0%
    Okmetic Oyj                                                 316,869    2,409,246             0.0%
    Olvi Oyj Class A                                              6,886      167,003             0.0%
*   Oriola-KD Oyj Class B                                       811,506    3,965,424             0.0%
#*  Outokumpu Oyj                                               524,942    1,782,518             0.0%
#   Outotec Oyj                                               1,075,543    3,699,385             0.0%
    Raisio Oyj Class V                                        1,491,138    7,023,455             0.1%
    Ramirent Oyj                                                276,680    2,150,364             0.0%
    Saga Furs Oyj                                                15,302      305,824             0.0%
#   Sanoma Oyj                                                1,080,016    4,734,821             0.1%
#*  Stockmann Oyj Abp Class B                                    60,728      473,129             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                               SHARES     VALUE++    OF NET ASSETS**
                                                              --------- ------------ ---------------
FINLAND -- (Continued)
    Teleste Oyj                                                  10,257 $     98,048             0.0%
    Tikkurila Oyj                                               165,847    3,044,210             0.0%
    Valmet OYJ                                                  414,205    4,359,463             0.1%
    Viking Line Abp                                              16,240      301,270             0.0%
#   YIT Oyj                                                   2,270,451   11,967,682             0.1%
                                                                        ------------             ---
TOTAL FINLAND                                                            304,483,919             2.4%
                                                                        ------------             ---
FRANCE -- (4.0%)
    Actia Group                                                 166,948      980,946             0.0%
#*  Air France-KLM                                            2,462,688   18,017,090             0.2%
    Albioma SA                                                  100,079    1,626,973             0.0%
    Altamir                                                      64,807      729,948             0.0%
    April SA                                                      7,583      107,540             0.0%
    Arkema SA                                                   628,877   45,957,483             0.4%
    Assystem                                                      6,333      132,225             0.0%
    Aubay                                                        74,715    1,308,894             0.0%
    Audika Groupe                                                   390        7,632             0.0%
    Axway Software SA                                             8,942      238,283             0.0%
*   Bollore SA(BZ0G303)                                          28,553      141,355             0.0%
    Bollore SA(4572709)                                       5,946,034   29,393,755             0.2%
    Bonduelle SCA                                               218,008    5,431,253             0.1%
    Burelle SA                                                   10,991    8,097,876             0.1%
*   Cegedim SA                                                   56,306    1,992,395             0.0%
    Cegid Group SA                                               68,729    3,231,863             0.0%
#*  CGG SA                                                    1,317,661    5,281,821             0.0%
    Chargeurs SA                                                261,809    2,242,046             0.0%
    Cie des Alpes                                                99,226    1,846,482             0.0%
*   Derichebourg SA                                           1,824,826    5,600,152             0.1%
#   Devoteam SA                                                   9,501      308,766             0.0%
    Dom Security                                                 14,923      488,760             0.0%
    Eiffage SA                                                   20,042    1,248,647             0.0%
#*  Eramet                                                       53,381    2,105,932             0.0%
*   Esso SA Francaise                                            34,063    1,952,886             0.0%
#*  Etablissements Maurel et Prom                                83,686      301,046             0.0%
    Euler Hermes Group                                            7,904      741,826             0.0%
    Exel Industries Class A                                         331       16,922             0.0%
    Faiveley Transport SA                                        20,658    2,178,959             0.0%
    Fleury Michon SA                                             23,476    1,679,141             0.0%
    Gaumont SA                                                   21,583    1,262,579             0.0%
    Gevelot SA                                                    4,215      577,044             0.0%
    GFI Informatique SA                                          18,588      126,609             0.0%
    GL Events                                                   145,917    2,780,523             0.0%
    Groupe Crit                                                   4,783      259,241             0.0%
*   Groupe Flo                                                   50,246      125,444             0.0%
*   Groupe Fnac SA                                              128,013    8,294,196             0.1%
    Groupe Open                                                   4,056       55,692             0.0%
    Guerbet                                                      44,570    3,023,082             0.0%
*   Hi-Media SA                                                  10,905       47,757             0.0%
*   Hipay Group SA                                               25,083      255,955             0.0%
*   Immobiliere Hoteliere SA                                     27,700           --             0.0%
    IPSOS                                                       289,088    5,864,278             0.1%
    Jacquet Metal Service                                       265,900    3,877,005             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
FRANCE -- (Continued)
    Korian SA                                                   187,209 $ 7,076,873             0.1%
    Lagardere SCA                                             1,046,578  30,450,614             0.2%
    Lanson-BCC                                                      333      11,835             0.0%
    Laurent-Perrier                                               1,440     124,839             0.0%
*   Le Noble Age                                                 13,682     324,815             0.0%
    LISI                                                        242,876   5,929,093             0.1%
    Manitou BF SA                                                20,890     288,740             0.0%
#   Manutan International                                        24,293   1,234,136             0.0%
    Mersen                                                      179,041   3,359,020             0.0%
    MGI Coutier                                                 118,253   2,111,192             0.0%
#   Montupet                                                    101,866   7,985,693             0.1%
    Mr Bricolage                                                111,608   1,587,617             0.0%
#*  Naturex                                                       5,224     367,453             0.0%
#*  Nexans SA                                                   872,344  34,676,486             0.3%
    Nexity SA                                                   604,894  26,766,730             0.2%
*   NRJ Group                                                    15,259     141,606             0.0%
#*  Onxeo SA                                                     16,250      64,861             0.0%
*   Parrot SA                                                     4,856     219,653             0.0%
*   Peugeot SA                                                1,861,375  32,703,406             0.3%
*   Pierre & Vacances SA                                        105,191   2,879,085             0.0%
    Plastic Omnium SA                                           486,984  14,056,777             0.1%
    Plastivaloire                                                10,938     817,371             0.0%
    PSB Industries SA                                            14,581     871,994             0.0%
#   Rallye SA                                                   512,856   9,483,205             0.1%
#*  Recylex SA                                                   32,022      45,421             0.0%
    Rexel SA                                                  1,434,331  19,575,475             0.2%
    Robertet SA                                                     409     102,084             0.0%
    Rothschild & Co.                                             64,190   1,840,741             0.0%
    Saft Groupe SA                                               44,396   1,144,328             0.0%
    Samse SA                                                        243      31,873             0.0%
    Savencia SA                                                 134,801   8,403,571             0.1%
    Seche Environnement SA                                       26,919     928,259             0.0%
#*  Sequana SA                                                  920,630   3,959,969             0.0%
*   Societe des Bains de Mer et du Cercle des Etrangers a
      Monaco                                                     88,057   3,335,468             0.0%
    Societe Television Francaise 1                              541,269   6,953,489             0.1%
#*  SOITEC                                                    3,281,830   2,665,208             0.0%
    Sopra Steria Group                                          105,240  11,971,472             0.1%
*   Spir Communication SA                                        16,902     177,545             0.0%
#*  Ste Industrielle d'Aviation Latecoere SA                    393,764   1,794,037             0.0%
    Stef SA                                                       3,094     227,891             0.0%
    Sword Group                                                  59,491   1,555,018             0.0%
    Technip SA                                                  272,603  14,205,275             0.1%
    Teleperformance                                             491,475  38,571,417             0.3%
    TFF Group                                                     4,804     534,690             0.0%
*   Theolia SA                                                1,785,638   1,156,574             0.0%
#   Total Gabon                                                   1,584     315,143             0.0%
    Touax SA                                                      4,931      70,753             0.0%
    Trigano SA                                                  189,859   9,128,675             0.1%
*   UBISOFT Entertainment                                     1,071,907  32,115,747             0.3%
#   Vallourec SA                                                315,129   3,488,256             0.0%
    Vetoquinol SA                                                    93       3,901             0.0%
    Vicat                                                       169,279  10,845,270             0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                               SHARES     VALUE++    OF NET ASSETS**
                                                              --------- ------------ ---------------
FRANCE -- (Continued)
#   Vilmorin & Cie SA                                            28,713 $  2,022,941             0.0%
    Vranken-Pommery Monopole SA                                  84,414    2,662,779             0.0%
                                                                        ------------             ---
TOTAL FRANCE                                                             533,304,666             4.2%
                                                                        ------------             ---
GERMANY -- (6.1%)
    Aareal Bank AG                                            1,483,246   56,508,883             0.5%
    Adler Modemaerkte AG                                          8,321       95,515             0.0%
*   ADVA Optical Networking SE                                  867,077    9,385,979             0.1%
*   Air Berlin P.L.C.                                           116,234      116,145             0.0%
    Allgeier SE                                                  44,355      820,031             0.0%
*   AS Creation Tapeten                                          21,297      679,968             0.0%
    Aurubis AG                                                1,319,350   88,132,452             0.7%
#*  Balda AG                                                    479,942    1,810,057             0.0%
    Bauer AG                                                    273,159    5,766,205             0.1%
#   BayWa AG                                                    238,683    8,079,229             0.1%
    Bechtle AG                                                   47,034    4,341,089             0.0%
    Bijou Brigitte AG                                             7,757      430,792             0.0%
#   Bilfinger SE                                                598,947   26,843,135             0.2%
#   Biotest AG                                                  139,751    2,106,970             0.0%
#   Borussia Dortmund GmbH & Co. KGaA                           538,623    2,397,939             0.0%
    CENTROTEC Sustainable AG                                    112,141    1,791,140             0.0%
    Cewe Stiftung & Co. KGAA                                      2,843      170,992             0.0%
    Comdirect Bank AG                                           218,690    2,646,354             0.0%
*   CropEnergies AG                                              77,162      477,058             0.0%
    Data Modul AG                                                21,919      861,471             0.0%
#*  DEAG Deutsche Entertainment AG                              173,252      729,717             0.0%
    Deutsche Beteiligungs AG                                      6,406      182,053             0.0%
*   Deutsche Lufthansa AG                                     1,373,997   20,290,833             0.2%
    Deutz AG                                                  2,033,928    7,621,601             0.1%
#   DMG Mori AG                                               1,341,611   53,268,794             0.4%
    Dr Hoenle AG                                                  7,143      196,650             0.0%
    Draegerwerk AG & Co. KGaA                                    27,639    1,771,486             0.0%
    Duerr AG                                                      5,920      492,916             0.0%
    Eckert & Ziegler AG                                          48,796    1,029,174             0.0%
    Elmos Semiconductor AG                                      267,160    3,959,453             0.0%
#   ElringKlinger AG                                             56,719    1,269,108             0.0%
*   Euromicron AG                                                64,883      601,180             0.0%
*   First Sensor AG                                              14,930      185,562             0.0%
    Fraport AG Frankfurt Airport Services Worldwide             193,268   12,253,709             0.1%
    Freenet AG                                                  423,829   14,297,332             0.1%
    Gerry Weber International AG                                 39,064      635,982             0.0%
    Gesco AG                                                     18,936    1,341,823             0.0%
    GFK SE                                                       15,434      568,749             0.0%
#   GFT Technologies SE                                         288,498    8,508,134             0.1%
#   Grammer AG                                                  344,975    9,199,843             0.1%
*   H&R AG                                                       84,182      760,606             0.0%
    Hamburger Hafen und Logistik AG                              82,370    1,191,412             0.0%
#*  Heidelberger Druckmaschinen AG                            4,397,494   12,624,200             0.1%
    Hochtief AG                                                 134,019   12,468,150             0.1%
    Homag Group AG                                                9,516      367,880             0.0%
    Hornbach Baumarkt AG                                         53,031    1,894,710             0.0%
    Indus Holding AG                                            189,427    8,817,690             0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
GERMANY -- (Continued)
    Isra Vision AG                                               73,811 $ 4,393,823             0.1%
    Jenoptik AG                                               1,242,647  20,093,843             0.2%
*   Kampa AG                                                     31,214         481             0.0%
    KION Group AG                                                 1,284      57,860             0.0%
#   Kloeckner & Co. SE                                        2,627,070  23,401,067             0.2%
*   Koenig & Bauer AG                                            87,817   2,753,979             0.0%
#*  Kontron AG                                                  746,499   2,542,754             0.0%
    KSB AG                                                        5,808   2,560,069             0.0%
#   KWS Saat SE                                                  15,088   4,878,288             0.1%
    Lanxess AG                                                  755,957  40,566,731             0.3%
    Leifheit AG                                                  50,953   2,636,962             0.0%
#   Leoni AG                                                    330,661  13,506,996             0.1%
#*  Manz AG                                                      34,845   1,608,421             0.0%
*   Mediclin AG                                                 701,365   2,773,684             0.0%
    MLP AG                                                      307,699   1,337,300             0.0%
*   Mosaic Software AG                                           12,800          --             0.0%
    Nexus AG                                                    179,374   3,228,199             0.0%
*   Nordex SE                                                   742,740  24,261,002             0.2%
    OHB SE                                                          297       6,274             0.0%
    Osram Licht AG                                              454,018  26,680,007             0.2%
*   Patrizia Immobilien AG                                      267,798   7,362,595             0.1%
#   PNE Wind AG                                                 781,930   2,033,348             0.0%
    Progress-Werk Oberkirch AG                                    2,451      92,717             0.0%
    Puma SE                                                       5,953   1,332,180             0.0%
#   QSC AG                                                    1,783,071   3,125,474             0.0%
    Rheinmetall AG                                            1,225,920  77,106,494             0.6%
*   Rohwedder AG                                                 44,910          --             0.0%
    SAF-Holland SA                                              517,438   7,552,190             0.1%
    Salzgitter AG                                             1,282,899  36,995,169             0.3%
    SHW AG                                                       15,707     411,209             0.0%
*   Singulus Technologies AG                                  1,158,548     730,713             0.0%
    Sixt SE                                                     278,455  15,530,387             0.1%
#*  SKW Stahl-Metallurgie Holding AG                             59,357     274,172             0.0%
#*  SMA Solar Technology AG                                      42,429   2,045,390             0.0%
    Softing AG                                                      301       3,896             0.0%
    Software AG                                                 465,219  13,516,862             0.1%
    Stada Arzneimittel AG                                       564,931  21,491,270             0.2%
#   Suedzucker AG                                             1,433,295  26,748,771             0.2%
    Surteco SE                                                   18,204     355,357             0.0%
#*  Suss Microtec AG                                            206,792   1,569,459             0.0%
#   TAG Immobilien AG                                           344,733   4,462,203             0.1%
    Technotrans AG                                               62,187   1,218,461             0.0%
#*  Tom Tailor Holding AG                                       186,140   1,233,590             0.0%
#*  Tomorrow Focus AG                                            52,307     191,791             0.0%
    UMS United Medical Systems International AG                  29,885     108,301             0.0%
*   VERBIO Vereinigte BioEnergie AG                             211,550   1,252,228             0.0%
*   Vossloh AG                                                    1,152      84,657             0.0%
    VTG AG                                                      280,055   9,137,422             0.1%
    Wacker Chemie AG                                             43,038   3,776,880             0.0%
    Wacker Neuson SE                                            588,471   8,183,390             0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                         PERCENTAGE
                                                                SHARES      VALUE++    OF NET ASSETS**
                                                              ----------- ------------ ---------------
GERMANY -- (Continued)
    Zeal Network SE                                                 9,741 $    446,995             0.0%
                                                                          ------------             ---
TOTAL GERMANY                                                              815,651,462             6.5%
                                                                          ------------             ---
GREECE -- (0.0%)
*   Alapis Holding Industrial and Commercial SA of
      Pharmaceutical Chemical Products                            173,961           --             0.0%
*   Atlantic Supermarkets SA                                      129,593           --             0.0%
*   Ergas SA                                                      104,948           --             0.0%
*   Etma Rayon SA                                                  39,176           --             0.0%
*   Michaniki SA                                                  986,718           --             0.0%
*   T Bank SA                                                   1,210,617           --             0.0%
*   Themeliodomi SA                                               140,360           --             0.0%
*   Tropea Holding SA                                               4,581        1,889             0.0%
                                                                          ------------             ---
TOTAL GREECE                                                                     1,889             0.0%
                                                                          ------------             ---
HONG KONG -- (2.7%)
    Allan International Holdings                                   10,000        2,417             0.0%
#   Allied Group, Ltd.                                          2,083,000    9,943,279             0.1%
#   Allied Properties HK, Ltd.                                 38,314,372    8,181,344             0.1%
    APT Satellite Holdings, Ltd.                                  529,625      521,737             0.0%
#   Asia Financial Holdings, Ltd.                               4,360,106    1,685,956             0.0%
    Asia Standard Hotel Group, Ltd.                             2,311,359      300,588             0.0%
    Asia Standard International Group, Ltd.                     4,217,756      791,036             0.0%
    Associated International Hotels, Ltd.                       1,627,000    4,527,399             0.0%
*   Bel Global Resources Holdings, Ltd.                        16,756,000           --             0.0%
    CCT Fortis Holdings, Ltd.                                   4,246,000      436,847             0.0%
    Century City International Holdings, Ltd.                  29,995,300    2,086,803             0.0%
*   Champion Technology Holdings, Ltd.                        115,831,373    2,263,289             0.0%
    Chen Hsong Holdings                                         2,032,000      467,188             0.0%
    Cheuk Nang Holdings, Ltd.                                   4,224,964    3,101,301             0.0%
    Chevalier International Holdings, Ltd.                      2,778,858    4,783,104             0.1%
*   China Billion Resources, Ltd.                              64,707,136           --             0.0%
    China Flavors & Fragrances Co., Ltd.                          124,000       30,821             0.0%
    China Metal International Holdings, Inc.                       38,000       10,075             0.0%
    China Motor Bus Co., Ltd.                                      23,000      232,277             0.0%
*   China Star Entertainment, Ltd.                            114,750,000      530,593             0.0%
*   China Ting Group Holdings, Ltd.                               472,000       28,812             0.0%
    Chinney Investments, Ltd.                                   1,416,000      293,767             0.0%
    Chu Kong Shipping Enterprise Group Co., Ltd.                5,912,000    1,759,563             0.0%
    Chuang's China Investments, Ltd.                           20,229,610    1,237,818             0.0%
    Chuang's Consortium International, Ltd.                    23,813,520    2,753,880             0.0%
    CNT Group, Ltd.                                             1,680,000       70,539             0.0%
*   CP Lotus Corp.                                              1,770,000       41,856             0.0%
    CSI Properties, Ltd.                                      114,295,476    3,820,654             0.0%
*   CST Mining Group, Ltd.                                     61,160,000      683,037             0.0%
    Dah Sing Banking Group, Ltd.                                3,669,488    6,953,600             0.1%
    Dah Sing Financial Holdings, Ltd.                           2,544,956   14,280,173             0.1%
    Dan Form Holdings Co., Ltd.                                15,211,896    2,464,181             0.0%
    Dickson Concepts International, Ltd.                          336,500      125,866             0.0%
    Eagle Nice International Holdings, Ltd.                       278,000       68,843             0.0%
    EcoGreen International Group, Ltd.                          1,047,200      239,420             0.0%
    Emperor Entertainment Hotel, Ltd.                           3,145,000      623,025             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                        PERCENTAGE
                                                                SHARES      VALUE++   OF NET ASSETS**
                                                              ----------- ----------- ---------------
HONG KONG -- (Continued)
#   Emperor International Holdings, Ltd.                       35,910,333 $ 6,979,534             0.1%
    Emperor Watch & Jewellery, Ltd.                            46,900,000   1,243,002             0.0%
*   EPI Holdings, Ltd.                                          4,365,629     224,435             0.0%
#   Esprit Holdings, Ltd.                                       4,085,100   4,552,685             0.0%
*   eSun Holdings, Ltd.                                        17,130,400   1,566,081             0.0%
*   Ezcom Holdings, Ltd.                                           67,280          --             0.0%
    Far East Consortium International, Ltd/HK                  21,021,198   7,670,522             0.1%
    First Pacific Co., Ltd.                                     7,456,000   5,111,599             0.1%
#   First Shanghai Investments, Ltd.                            3,520,000     545,968             0.0%
    Fountain SET Holdings, Ltd.                                19,008,000   2,368,594             0.0%
#   Foxconn International Holdings, Ltd.                        5,621,000   2,688,110             0.0%
#   Future Bright Holdings, Ltd.                                2,640,000     311,916             0.0%
    G-Resources Group, Ltd.                                   314,922,000   7,037,210             0.1%
#   Get Nice Holdings, Ltd.                                   154,612,999   6,359,030             0.1%
*   Global Brands Group Holding, Ltd.                          52,312,000  10,845,571             0.1%
    Glorious Sun Enterprises, Ltd.                                208,000      36,096             0.0%
    Gold Peak Industries Holding, Ltd.                          7,973,907     931,168             0.0%
    Golden Resources Development International, Ltd.           12,119,000     741,646             0.0%
*   Grande Holdings, Ltd. (The)                                 3,082,000      30,619             0.0%
    Great Eagle Holdings, Ltd.                                  2,953,623   9,715,526             0.1%
    Guangnan Holdings, Ltd.                                     7,408,000   1,017,536             0.0%
    Guoco Group, Ltd.                                              22,000     252,244             0.0%
    Haitong International Securities Group, Ltd.                    4,000       2,226             0.0%
    Hanison Construction Holdings, Ltd.                         4,296,483     788,342             0.0%
*   Hao Tian Development Group, Ltd.                            1,126,000      70,085             0.0%
    Harbour Centre Development, Ltd.                            2,218,000   3,707,832             0.0%
    High Fashion International, Ltd.                              996,000     311,510             0.0%
    HKR International, Ltd.                                    17,660,798   7,865,481             0.1%
    Hon Kwok Land Investment Co., Ltd.                          7,304,935   2,545,855             0.0%
*   Hong Fok Land, Ltd.                                         4,248,000          --             0.0%
    Hong Kong Ferry Holdings Co., Ltd.                          2,150,000   2,506,795             0.0%
    Hongkong & Shanghai Hotels (The)                            1,743,931   1,980,817             0.0%
    Hongkong Chinese, Ltd.                                     23,471,100   4,067,548             0.0%
    Hopewell Holdings, Ltd.                                     4,087,000  14,747,317             0.1%
#   Hsin Chong Construction Group, Ltd.                        12,780,000   1,517,348             0.0%
    Hung Hing Printing Group, Ltd.                              8,297,275   1,058,231             0.0%
*   International Standard Resources Holdings, Ltd.            24,152,500     489,055             0.0%
    IPE Group, Ltd.                                            11,040,000   1,588,898             0.0%
*   IRC, Ltd.                                                   7,425,200     252,420             0.0%
    ITC Properties Group, Ltd.                                  1,097,235     527,920             0.0%
*   Jinchang Pharmaceutical Holdings, Ltd.                        507,600          --             0.0%
*   Jinhui Holdings Co., Ltd.                                   1,108,000     148,327             0.0%
#   K Wah International Holdings, Ltd.                         13,632,059   5,866,793             0.1%
*   Kantone Holdings, Ltd.                                      2,969,397     351,795             0.0%
#   Keck Seng Investments                                       2,836,000   2,507,143             0.0%
#*  Kingston Financial Group, Ltd.                             13,989,424   5,525,054             0.1%
    Kowloon Development Co., Ltd.                              10,290,277  11,638,823             0.1%
    Kwoon Chung Bus Holdings, Ltd.                                150,000      77,267             0.0%
    Lai Sun Development Co., Ltd.                             328,761,666   5,998,863             0.1%
    Lai Sun Garment International, Ltd.                        40,013,669   4,908,053             0.1%
    Lam Soon Hong Kong, Ltd.                                      139,250      98,230             0.0%
    Lerado Group Holding Co., Ltd.                              4,918,000     157,589             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                              ---------- ----------- ---------------
HONG KONG -- (Continued)
    Lippo China Resources, Ltd.                                4,318,000 $   169,471             0.0%
    Lippo, Ltd.                                                4,537,500   2,504,347             0.0%
    Liu Chong Hing Investment, Ltd.                            3,976,000   4,696,906             0.1%
#*  Louis XIII Holdings, Ltd.                                    580,500     145,503             0.0%
    Luen Thai Holdings, Ltd.                                     996,000     150,895             0.0%
    Luks Group Vietnam Holdings Co., Ltd.                      1,034,642     375,080             0.0%
    Lung Kee Bermuda Holdings                                    168,000      47,879             0.0%
#*  Macau Legend Development, Ltd.                             2,471,000     352,273             0.0%
    Magnificent Estates                                       38,616,600   1,086,477             0.0%
    Man Yue Technology Holdings, Ltd.                          1,540,000     167,421             0.0%
#*  Mason Financial Holdings, Ltd.                            20,920,000     783,014             0.0%
    Ming Fai International Holdings, Ltd.                      1,659,000     168,655             0.0%
    Miramar Hotel & Investment                                 1,712,000   2,865,326             0.0%
#*  Mongolian Mining Corp.                                    24,234,750     675,813             0.0%
    Nanyang Holdings, Ltd.                                        98,850     536,348             0.0%
    National Electronic Hldgs                                  5,557,648     643,668             0.0%
#*  Neo-Neon Holdings, Ltd.                                    7,252,000   1,025,977             0.0%
*   Neptune Group, Ltd.                                       68,420,000     719,237             0.0%
    New Century Group Hong Kong, Ltd.                            648,000      12,177             0.0%
#   Newocean Energy Holdings, Ltd.                             5,370,000   2,186,572             0.0%
    Next Digital, Ltd.                                         4,018,000     295,495             0.0%
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd.    18,220,000   1,378,503             0.0%
    Orient Overseas International, Ltd.                        3,194,000  15,230,797             0.1%
*   Orient Power Holdings, Ltd.                                2,182,573          --             0.0%
    Oriental Watch Holdings                                    1,530,000     208,335             0.0%
*   Pacific Andes International Holdings, Ltd.                88,958,890   1,703,196             0.0%
#   Pacific Basin Shipping, Ltd.                              37,673,000  11,046,565             0.1%
    Paliburg Holdings, Ltd.                                   11,357,041   3,574,315             0.0%
*   Ping Shan Tea Group, Ltd.                                 20,842,675     131,186             0.0%
    Playmates Holdings, Ltd.                                   3,115,700   3,559,596             0.0%
*   PNG Resources Holdings, Ltd.                                 940,000      13,383             0.0%
    Pokfulam Development Co.                                     260,000     400,111             0.0%
    Polytec Asset Holdings, Ltd.                              43,024,190   5,375,515             0.1%
    Public Financial Holdings, Ltd.                            1,122,444     537,448             0.0%
    PYI Corp., Ltd.                                           73,460,086   1,617,248             0.0%
#   Regal Hotels International Holdings, Ltd.                  9,080,623   4,704,651             0.1%
    Rivera Holdings, Ltd.                                      4,267,468     208,718             0.0%
    SEA Holdings, Ltd.                                         1,945,000   2,039,254             0.0%
    Shangri-La Asia, Ltd.                                        194,000     177,043             0.0%
*   Shun Ho Technology Holdings, Ltd.                            637,173     217,938             0.0%
    Shun Tak Holdings, Ltd.                                   51,554,546  20,480,344             0.2%
    Sing Tao News Corp., Ltd.                                    334,000      46,475             0.0%
    Singamas Container Holdings, Ltd.                         19,858,000   2,371,715             0.0%
*   SOCAM Development, Ltd.                                    3,548,120   2,103,777             0.0%
    Soundwill Holdings, Ltd.                                   1,085,500   1,393,142             0.0%
*   South China Holdings Co., Ltd.                            20,586,432   1,350,140             0.0%
*   South China Land, Ltd.                                    10,423,066     216,919             0.0%
*   South Sea Petroleum Holdings, Ltd.                           268,000       7,479             0.0%
    Sun Hung Kai & Co., Ltd.                                   7,242,688   4,874,384             0.1%
*   Symphony Holdings, Ltd.                                      525,249      51,369             0.0%
    TAI Cheung Holdings, Ltd.                                  4,297,000   3,455,006             0.0%
#   Tan Chong International, Ltd.                              3,879,000   1,302,413             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                        PERCENTAGE
                                                                SHARES     VALUE++    OF NET ASSETS**
                                                              ---------- ------------ ---------------
HONG KONG -- (Continued)
    Tern Properties Co., Ltd.                                    168,000 $    104,178             0.0%
#   Tian Teck Land, Ltd.                                         766,000      854,761             0.0%
#   Transport International Holdings, Ltd.                       285,200      769,846             0.0%
#   Trinity, Ltd.                                             11,130,000    1,616,709             0.0%
*   TSC Group Holdings, Ltd.                                   2,735,000      544,590             0.0%
*   United Laboratories International Holdings, Ltd. (The)     4,346,000    2,307,796             0.0%
    Upbest Group, Ltd.                                         2,468,000      583,895             0.0%
    Van Shung Chong Holdings, Ltd.                               892,000      126,627             0.0%
    Vantage International Holdings, Ltd.                       1,680,000      120,987             0.0%
    Varitronix International, Ltd.                               985,000      672,005             0.0%
    Vedan International Holdings, Ltd.                         4,352,000      242,197             0.0%
    Victory City International Holdings, Ltd.                 37,804,250    4,616,961             0.1%
#   VST Holdings, Ltd.                                         3,150,000      924,731             0.0%
    Win Hanverky Holdings, Ltd.                                   84,000       16,767             0.0%
*   Winfull Group Holdings, Ltd.                              26,464,000      812,710             0.0%
    Wing On Co. International, Ltd.                            2,661,500    8,295,346             0.1%
#   Wing Tai Properties, Ltd.                                  2,022,749    1,160,331             0.0%
    Wong's International Holdings, Ltd.                           70,000       22,995             0.0%
*   Xingye Copper International Group, Ltd.                    1,203,000      135,157             0.0%
    Yau Lee Holdings, Ltd.                                     1,409,750      219,704             0.0%
                                                                         ------------             ---
TOTAL HONG KONG                                                           360,409,589             2.9%
                                                                         ------------             ---
IRELAND -- (0.4%)
    C&C Group P.L.C.                                           1,828,862    7,282,233             0.1%
    FBD Holdings P.L.C.                                           72,148      551,655             0.0%
    IFG Group P.L.C.                                              22,892       55,386             0.0%
    Kingspan Group P.L.C.                                        160,003    3,870,321             0.0%
    Smurfit Kappa Group P.L.C.                                 1,674,406   47,651,944             0.4%
                                                                         ------------             ---
TOTAL IRELAND                                                              59,411,539             0.5%
                                                                         ------------             ---
ISRAEL -- (0.6%)
#*  Africa Israel Investments, Ltd.                            2,034,566    1,501,575             0.0%
    Albaad Massuot Yitzhak, Ltd.                                       5           60             0.0%
*   Alon Blue Square Israel, Ltd.                                142,659       44,822             0.0%
    Alrov Properties and Lodgings, Ltd.                           93,946    2,015,153             0.0%
*   Clal Insurance Enterprises Holdings, Ltd.                    427,002    6,505,769             0.1%
#   Delta-Galil Industries, Ltd.                                  59,096    1,858,899             0.0%
    Direct Insurance Financial Investments, Ltd.                  91,612      672,232             0.0%
#   El Al Israel Airlines                                      1,640,647      776,311             0.0%
    Elron Electronic Industries, Ltd.                            186,058      871,964             0.0%
*   Equital, Ltd.                                                  4,326       75,602             0.0%
#   First International Bank Of Israel, Ltd.                     667,139    8,362,057             0.1%
    Formula Systems 1985, Ltd.                                   147,094    4,317,020             0.1%
*   Gilat Satellite Networks, Ltd.                               117,738      412,723             0.0%
*   Hadera Paper, Ltd.                                             6,561      186,252             0.0%
#   Harel Insurance Investments & Financial Services, Ltd.     2,586,972   10,925,034             0.1%
*   Israel Discount Bank, Ltd. Class A                        12,778,420   23,372,779             0.2%
    Israel Land Development Co., Ltd. (The)                       37,899      156,518             0.0%
*   Jerusalem Oil Exploration                                    198,847    7,945,800             0.1%
*   Kenon Holdings, Ltd.                                           1,037       13,578             0.0%
    Meitav DS Investments, Ltd.                                   10,434       26,214             0.0%
    Menorah Mivtachim Holdings, Ltd.                             366,684    3,207,377             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                         PERCENTAGE
                                                                SHARES      VALUE++    OF NET ASSETS**
                                                              ----------- ------------ ---------------
ISRAEL -- (Continued)
    Migdal Insurance & Financial Holding, Ltd.                  2,454,850 $  2,235,510             0.0%
    Neto ME Holdings, Ltd.                                          1,174       71,298             0.0%
*   Oil Refineries, Ltd.                                        8,819,640    3,223,183             0.0%
    Phoenix Holdings, Ltd. (The)                                  891,402    2,335,886             0.0%
    Scope Metals Group, Ltd.                                          743        8,839             0.0%
*   Summit Real Estate Holdings, Ltd.                              99,945      433,235             0.0%
*   Union Bank of Israel                                          523,056    1,939,513             0.0%
                                                                          ------------             ---
TOTAL ISRAEL                                                                83,495,203             0.7%
                                                                          ------------             ---
ITALY -- (4.3%)
*   Aedes SpA                                                     446,413      263,981             0.0%
*   Aeffe SpA                                                      99,325      163,577             0.0%
    Alerion Cleanpower SpA                                         85,156      239,640             0.0%
*   Arnoldo Mondadori Editore SpA                                 228,234      278,175             0.0%
    Astaldi SpA                                                    57,263      461,261             0.0%
*   Banca Carige SpA                                            1,416,339    2,581,645             0.0%
    Banca Finnat Euramerica SpA                                   210,745      115,849             0.0%
    Banca Popolare dell'Emilia Romagna SC                      13,198,406  106,512,216             0.9%
#*  Banca Popolare dell'Etruria e del Lazio SC                    247,694       59,542             0.0%
    Banca Popolare di Milano Scarl                            127,915,973  120,025,491             1.0%
    Banca Popolare di Sondrio SCARL                             4,564,331   20,819,599             0.2%
    Banco di Desio e della Brianza SpA                            274,364      937,413             0.0%
*   Banco Popolare SC                                           3,508,577   52,429,338             0.4%
*   Brioschi Sviluppo Immobiliare SpA                             130,105       12,697             0.0%
#   Buzzi Unicem SpA                                            1,548,575   26,202,067             0.2%
*   Caltagirone Editore SpA                                       611,999      667,940             0.0%
    Cementir Holding SpA                                        1,932,319   10,801,565             0.1%
*   CIR-Compagnie Industriali Riunite SpA                       7,835,503    8,653,122             0.1%
    Credito Emiliano SpA                                          355,812    2,542,366             0.0%
*   Credito Valtellinese SC                                    23,309,766   29,343,447             0.2%
*   d'Amico International Shipping SA                           5,159,216    3,961,649             0.0%
    Danieli & C Officine Meccaniche SpA                            51,622    1,102,341             0.0%
    De'Longhi SpA                                                 719,256   17,594,590             0.1%
    DeA Capital SpA                                               268,271      433,561             0.0%
#   Delclima                                                      818,407    4,004,512             0.0%
    El.En. SpA                                                     12,970      604,400             0.0%
    ERG SpA                                                       778,434   11,050,231             0.1%
#*  Eurotech SpA                                                  873,654    1,657,775             0.0%
    Falck Renewables SpA                                        2,806,609    3,510,900             0.0%
    FNM SpA                                                     2,189,697    1,233,178             0.0%
#*  Gruppo Editoriale L'Espresso SpA                            1,295,891    1,398,851             0.0%
*   IMMSI SpA                                                   3,712,638    2,039,771             0.0%
*   Intek Group SpA                                             4,470,361    1,382,898             0.0%
#   Italcementi SpA                                             3,958,034   43,956,701             0.4%
    Italmobiliare SpA                                             172,402    7,441,710             0.1%
*   Prelios SpA                                                   300,852      110,133             0.0%
*   Reno de Medici SpA                                          2,057,438      755,423             0.0%
#*  Retelit SpA                                                 1,972,819    1,300,660             0.0%
#*  Safilo Group SpA                                              620,273    7,702,329             0.1%
#*  Saipem SpA                                                  1,620,708   15,226,168             0.1%
*   Snia SpA                                                      271,793           --             0.0%
    Societa Cattolica di Assicurazioni SCRL                     1,705,350   13,309,842             0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                               SHARES     VALUE++    OF NET ASSETS**
                                                              --------- ------------ ---------------
ITALY -- (Continued)
    Societa Iniziative Autostradali e Servizi SpA                17,147 $    196,832             0.0%
    SOL SpA                                                      67,891      555,877             0.0%
*   Uni Land SpA                                                 37,715           --             0.0%
    Unipol Gruppo Finanziario SpA                             9,228,828   42,987,738             0.4%
    UnipolSai SpA                                             6,243,379   15,052,374             0.1%
    Vittoria Assicurazioni SpA                                    9,925      109,772             0.0%
                                                                        ------------             ---
TOTAL ITALY                                                              581,791,147             4.6%
                                                                        ------------             ---
JAPAN -- (25.4%)
    A&D Co., Ltd.                                               262,300      963,532             0.0%
    Achilles Corp.                                            2,917,000    3,603,875             0.0%
    ADEKA Corp.                                                 669,000    9,831,499             0.1%
    Aderans Co., Ltd.                                           148,800    1,040,480             0.0%
#   Agro-Kanesho Co., Ltd.                                       83,500      674,899             0.0%
    Ahresty Corp.                                               579,700    3,893,889             0.0%
    Aichi Bank, Ltd. (The)                                      166,400    9,258,791             0.1%
    Aichi Corp.                                                 151,700      962,294             0.0%
#   Aichi Steel Corp.                                         2,589,000   11,246,118             0.1%
    Aichi Tokei Denki Co., Ltd.                                  48,000      129,141             0.0%
    Aida Engineering, Ltd.                                      213,607    2,035,666             0.0%
*   Aigan Co., Ltd.                                             321,900      673,026             0.0%
    Airport Facilities Co., Ltd.                                538,400    2,444,343             0.0%
    Aisan Industry Co., Ltd.                                    547,830    5,479,187             0.1%
#   Akebono Brake Industry Co., Ltd.                            115,800      339,058             0.0%
    Akita Bank, Ltd. (The)                                    4,443,000   14,573,050             0.1%
    Albis Co., Ltd.                                                 700       12,951             0.0%
#   Alconix Corp.                                               158,400    2,220,028             0.0%
#   Alinco, Inc.                                                  8,400       79,551             0.0%
#   Alpen Co., Ltd.                                             480,300    7,862,325             0.1%
    Alpha Corp.                                                  31,700      343,989             0.0%
    Alpha Systems, Inc.                                          29,560      498,568             0.0%
    Alpine Electronics, Inc.                                    475,000    6,237,023             0.1%
    Alps Logistics Co., Ltd.                                     50,000      591,293             0.0%
#   AOI Electronics Co., Ltd.                                    25,800      750,260             0.0%
    AOKI Holdings, Inc.                                         271,522    3,309,585             0.0%
    Aomori Bank, Ltd. (The)                                   1,608,000    5,238,704             0.1%
    Aoyama Trading Co., Ltd.                                  1,132,799   41,271,657             0.3%
    Arakawa Chemical Industries, Ltd.                           402,500    4,001,606             0.0%
    Arata Corp.                                                  11,400      241,107             0.0%
    Araya Industrial Co., Ltd.                                  999,000    1,203,234             0.0%
    Arcland Sakamoto Co., Ltd.                                   50,600    1,107,652             0.0%
    Arisawa Manufacturing Co., Ltd.                             602,782    3,724,995             0.0%
    Asahi Broadcasting Corp.                                     42,600      285,445             0.0%
    Asahi Kogyosha Co., Ltd.                                    503,000    1,910,805             0.0%
#   Asahi Organic Chemicals Industry Co., Ltd.                1,740,000    3,212,644             0.0%
    Asanuma Corp.                                               426,000    1,067,158             0.0%
    Ashikaga Holdings Co., Ltd.                                 871,300    3,910,253             0.0%
#   Ashimori Industry Co., Ltd.                               1,215,000    1,913,731             0.0%
    ASKA Pharmaceutical Co., Ltd.                               440,900    5,284,810             0.1%
    Asunaro Aoki Construction Co., Ltd.                         585,500    4,329,030             0.0%
    Atsugi Co., Ltd.                                          4,021,000    3,921,024             0.0%
    Awa Bank, Ltd. (The)                                      1,452,600    8,055,740             0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
JAPAN -- (Continued)
    Bando Chemical Industries, Ltd.                             515,000 $ 2,162,335             0.0%
    Bank of Iwate, Ltd. (The)                                   350,600  15,568,232             0.1%
    Bank of Kochi, Ltd. (The)                                   482,000     604,628             0.0%
#   Bank of Nagoya, Ltd. (The)                                2,664,706   9,873,925             0.1%
    Bank of Okinawa, Ltd. (The)                                 218,850   8,588,442             0.1%
    Bank of Saga, Ltd. (The)                                  3,022,000   6,855,388             0.1%
    Bank of the Ryukyus, Ltd.                                   927,400  13,241,442             0.1%
    Belluna Co., Ltd.                                         1,192,324   6,804,054             0.1%
    Best Denki Co., Ltd.                                        529,900     600,083             0.0%
    Bunka Shutter Co., Ltd.                                      19,516     151,506             0.0%
    Carlit Holdings Co., Ltd.                                   141,900     617,500             0.0%
    Cawachi, Ltd.                                               455,000   7,874,359             0.1%
    Central Glass Co., Ltd.                                   4,759,000  23,490,451             0.2%
    Central Security Patrols Co., Ltd.                           31,800     418,102             0.0%
    Chiba Kogyo Bank, Ltd. (The)                                787,700   4,607,666             0.1%
*   Chilled & Frozen Logistics Holdings Co, Ltd.                    300       2,185             0.0%
    Chino Corp.                                                  10,800      97,438             0.0%
    Chiyoda Integre Co., Ltd.                                    81,700   1,972,599             0.0%
    Chodai Co., Ltd.                                             22,700     108,240             0.0%
#   Chofu Seisakusho Co., Ltd.                                  212,200   4,404,329             0.0%
    Chori Co., Ltd.                                               6,500      91,609             0.0%
    Chubu Shiryo Co., Ltd.                                      416,600   3,576,336             0.0%
    Chudenko Corp.                                              421,760   9,113,076             0.1%
#   Chuetsu Pulp & Paper Co., Ltd.                            2,761,000   4,909,662             0.1%
    Chugoku Marine Paints, Ltd.                               1,062,000   7,592,127             0.1%
    Chukyo Bank, Ltd. (The)                                   1,604,000   3,336,734             0.0%
    Chuo Gyorui Co., Ltd.                                       606,000   1,349,131             0.0%
    Chuo Spring Co., Ltd.                                       913,000   2,179,775             0.0%
    Cleanup Corp.                                               625,600   3,953,434             0.0%
#   CMK Corp.                                                 1,238,200   2,357,397             0.0%
    Coca-Cola East Japan Co., Ltd.                              189,704   2,666,169             0.0%
    Coca-Cola West Co., Ltd.                                    716,300  14,485,297             0.1%
    Cocokara fine, Inc.                                          11,100     438,817             0.0%
    Computer Engineering & Consulting, Ltd.                     288,800   2,562,399             0.0%
    Corona Corp.                                                338,100   3,330,468             0.0%
*   Cosmo Energy Holdings Co., Ltd.                             716,900   9,744,819             0.1%
    Cross Plus, Inc.                                             65,800     375,636             0.0%
    CTI Engineering Co., Ltd.                                   340,800   3,371,022             0.0%
    Dai Nippon Toryo Co., Ltd.                                  276,000     421,010             0.0%
    Dai-Dan Co., Ltd.                                           619,000   4,391,754             0.0%
#   Dai-Ichi Kogyo Seiyaku Co., Ltd.                          1,372,000   4,308,201             0.0%
#   Dai-ichi Seiko Co., Ltd.                                    283,700   3,766,497             0.0%
    Daibiru Corp.                                               324,200   2,757,233             0.0%
    Daido Kogyo Co., Ltd.                                       726,447   1,377,679             0.0%
#   Daido Steel Co., Ltd.                                     2,338,000   8,949,417             0.1%
#   Daihatsu Diesel Manufacturing Co., Ltd.                     205,000   1,332,029             0.0%
    Daiho Corp.                                                 469,000   2,065,776             0.0%
    Daiichi Jitsugyo Co., Ltd.                                  217,000     925,843             0.0%
    Daiken Corp.                                                 32,000      93,487             0.0%
    Daiki Aluminium Industry Co., Ltd.                          758,000   2,069,577             0.0%
    Daikoku Denki Co., Ltd.                                     130,800   1,687,998             0.0%
    Daikyo, Inc.                                                332,000     573,902             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
JAPAN -- (Continued)
    Daimaruenawin Co., Ltd.                                       2,200 $    14,066             0.0%
    Dainichi Co., Ltd.                                          244,100   1,454,089             0.0%
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.     548,000   2,596,511             0.0%
#   Daio Paper Corp.                                             17,800     175,606             0.0%
#   Daisan Bank, Ltd. (The)                                   1,644,000   2,442,974             0.0%
    Daishi Bank, Ltd. (The)                                   5,736,932  25,924,764             0.2%
#   Daishinku Corp.                                             827,000   1,676,526             0.0%
#   Daito Bank, Ltd. (The)                                    3,580,000   5,706,430             0.1%
    Daito Electron Co., Ltd.                                     17,400     129,084             0.0%
    Daiwa Industries, Ltd.                                      280,300   1,854,372             0.0%
    Daiwabo Holdings Co., Ltd.                                4,221,000   8,312,378             0.1%
    DC Co., Ltd.                                                444,000   1,343,240             0.0%
    DCM Holdings Co., Ltd.                                    1,925,500  12,755,685             0.1%
    Denyo Co., Ltd.                                             181,700   2,946,679             0.0%
#   DMW Corp.                                                    57,300     870,506             0.0%
    Doutor Nichires Holdings Co., Ltd.                           47,300     688,789             0.0%
    DSB Co, Ltd.                                                131,400   1,248,795             0.0%
#   Dunlop Sports Co., Ltd.                                      36,500     366,404             0.0%
    Duskin Co., Ltd.                                              3,500      60,069             0.0%
    Dydo Drinco, Inc.                                            26,500   1,131,766             0.0%
    Dynic Corp.                                                 166,000     232,961             0.0%
#   Ebara Corp.                                               1,433,000   6,208,525             0.1%
    Ebara Jitsugyo Co., Ltd.                                      9,900     121,776             0.0%
#   EDION Corp.                                               2,613,900  19,607,580             0.2%
#   Ehime Bank, Ltd. (The)                                    2,940,000   6,067,462             0.1%
    Eidai Co., Ltd.                                             453,000   1,601,403             0.0%
    Eighteenth Bank, Ltd. (The)                               4,029,000  12,226,152             0.1%
    Eizo Corp.                                                  236,300   5,532,189             0.1%
    Endo Lighting Corp.                                         155,600   1,583,767             0.0%
    ESPEC Corp.                                                 478,100   4,474,550             0.0%
#   Excel Co., Ltd.                                             243,600   3,139,248             0.0%
    Exedy Corp.                                                  55,700   1,280,997             0.0%
#   F-Tech, Inc.                                                116,600   1,061,660             0.0%
    Faith, Inc.                                                  25,660     279,901             0.0%
    FCC Co., Ltd.                                               122,700   2,169,926             0.0%
#   Ferrotec Corp.                                              832,000   8,109,374             0.1%
    FIDEA Holdings Co., Ltd.                                  2,592,700   5,613,783             0.1%
    Fields Corp.                                                 39,200     589,189             0.0%
    Fine Sinter Co., Ltd.                                        84,000     220,984             0.0%
*   First Baking Co., Ltd.                                       44,000      43,990             0.0%
    FJ Next Co., Ltd.                                            13,500      61,656             0.0%
    Foster Electric Co., Ltd.                                   169,300   4,153,947             0.0%
#   Fuji Corp., Ltd.                                             65,200     368,513             0.0%
    Fuji Machine Manufacturing Co., Ltd.                          5,100      50,027             0.0%
    Fuji Oil Co., Ltd.                                          547,300   1,706,816             0.0%
    Fuji Oil Holdings, Inc.                                      28,400     400,468             0.0%
    Fuji Soft, Inc.                                             172,400   3,294,163             0.0%
    Fujicco Co., Ltd.                                           308,600   6,167,345             0.1%
    Fujikura Kasei Co., Ltd.                                    369,300   1,734,625             0.0%
#   Fujikura Rubber, Ltd.                                       167,700     827,397             0.0%
    Fujikura, Ltd.                                            9,030,000  46,413,448             0.4%
#   Fujishoji Co., Ltd.                                          66,300     676,654             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                              ---------- ----------- ---------------
JAPAN -- (Continued)
    Fujitsu Frontech, Ltd.                                       370,600 $ 4,807,048             0.1%
    FuKoKu Co., Ltd.                                             124,400   1,061,162             0.0%
    Fukuda Corp.                                                 552,000   5,515,765             0.1%
    Fukui Bank, Ltd. (The)                                     1,495,000   3,133,778             0.0%
    Fukushima Bank, Ltd. (The)                                 3,537,000   2,804,933             0.0%
#   Fukuyama Transporting Co., Ltd.                            2,417,000  13,125,910             0.1%
    Furukawa Electric Co., Ltd.                               11,274,000  20,631,666             0.2%
#   Furuno Electric Co., Ltd.                                    408,900   2,763,704             0.0%
    Furusato Industries, Ltd.                                    132,500   1,953,680             0.0%
#   Fuso Pharmaceutical Industries, Ltd.                         223,000     517,327             0.0%
#   Futaba Corp.                                                 614,700   7,936,403             0.1%
#   Futaba Industrial Co., Ltd.                                  723,000   3,108,315             0.0%
    Fuyo General Lease Co., Ltd.                                  43,000   1,927,801             0.0%
#   G-Tekt Corp.                                                 330,800   4,086,257             0.0%
    Gakken Holdings Co., Ltd.                                    833,000   1,618,618             0.0%
    Gecoss Corp.                                                 302,200   2,605,121             0.0%
    Geo Holdings Corp.                                           245,200   3,669,120             0.0%
    Godo Steel, Ltd.                                           4,360,000   7,629,775             0.1%
#   Goldcrest Co., Ltd.                                          217,550   4,070,466             0.0%
    Gourmet Kineya Co., Ltd.                                      53,000     418,460             0.0%
    Grandy House Corp.                                            47,100     163,540             0.0%
    GSI Creos Corp.                                              692,000     657,174             0.0%
    Gun-Ei Chemical Industry Co., Ltd.                         1,224,000   2,982,758             0.0%
    Gunze, Ltd.                                                5,378,000  17,081,709             0.1%
#   H-One Co., Ltd.                                              147,500     760,364             0.0%
    H2O Retailing Corp.                                          681,539  13,239,266             0.1%
    Hagihara Industries, Inc.                                     58,100   1,011,260             0.0%
    Hagiwara Electric Co., Ltd.                                    9,300     141,966             0.0%
    Hakuto Co., Ltd.                                             398,200   4,668,961             0.1%
    Hamakyorex Co., Ltd.                                          11,000     222,107             0.0%
    HANEDA ZENITH HOLDINGS Co., Ltd.                              19,000      35,225             0.0%
#   Hanwa Co., Ltd.                                            3,579,000  14,800,284             0.1%
    Happinet Corp.                                                 4,600      47,592             0.0%
    Harima Chemicals Group, Inc.                                 376,100   1,676,955             0.0%
    Haruyama Trading Co., Ltd.                                   264,800   1,618,630             0.0%
    Heiwa Real Estate Co., Ltd.                                  858,800  10,346,783             0.1%
    Heiwado Co., Ltd.                                            304,524   6,831,739             0.1%
    Hibiya Engineering, Ltd.                                     627,100   8,130,290             0.1%
    Higashi-Nippon Bank, Ltd. (The)                            3,338,000  11,276,444             0.1%
    Hirakawa Hewtech Corp.                                           900       9,936             0.0%
    Hisaka Works, Ltd.                                            45,300     347,563             0.0%
    Hitachi Koki Co., Ltd.                                        33,000     240,410             0.0%
    Hitachi Zosen Corp.                                          869,919   4,754,603             0.1%
    Hodogaya Chemical Co., Ltd.                                1,347,000   1,868,387             0.0%
#   Hokkaido Coca-Cola Bottling Co., Ltd.                        451,000   2,305,175             0.0%
    Hokkan Holdings, Ltd.                                      1,014,000   2,588,070             0.0%
    Hokko Chemical Industry Co., Ltd.                            476,000   1,784,664             0.0%
    Hokkoku Bank, Ltd. (The)                                   5,554,159  20,634,987             0.2%
    Hokuetsu Bank, Ltd. (The)                                  4,037,000   8,420,790             0.1%
    Hokuetsu Kishu Paper Co., Ltd.                             4,101,374  28,578,937             0.2%
#   Hokuriku Electrical Construction Co., Ltd.                    64,000     553,256             0.0%
    Honeys Co., Ltd.                                             140,100   1,154,724             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
JAPAN -- (Continued)
#   Hoosiers Holdings                                           483,600 $ 1,852,110             0.0%
    Hosiden Corp.                                               928,700   5,711,009             0.1%
    Hosokawa Micron Corp.                                       225,000   1,119,300             0.0%
    Howa Machinery, Ltd.                                         44,200     252,388             0.0%
    Hurxley Corp.                                                18,600     196,742             0.0%
    Hyakugo Bank, Ltd. (The)                                  3,490,855  17,856,795             0.2%
    Hyakujushi Bank, Ltd. (The)                               3,743,000  14,073,921             0.1%
#   Ibiden Co., Ltd.                                              9,000     124,012             0.0%
    IBJ Leasing Co., Ltd.                                        72,500   1,530,862             0.0%
    Ichikawa Co., Ltd.                                          200,000     569,188             0.0%
#   Ichikoh Industries, Ltd.                                     94,000     161,786             0.0%
#   Ihara Chemical Industry Co., Ltd.                           740,000   9,025,179             0.1%
    Iino Kaiun Kaisha, Ltd.                                     143,200     647,528             0.0%
    IJT Technology Holdings Co., Ltd.                           210,460     693,745             0.0%
#   Ikegami Tsushinki Co., Ltd.                                 694,000     873,887             0.0%
    Imagica Robot Holdings, Inc.                                117,500     483,009             0.0%
#   Imasen Electric Industrial                                  282,499   2,555,756             0.0%
    Inaba Seisakusho Co., Ltd.                                   49,600     530,534             0.0%
    Inabata & Co., Ltd.                                       1,357,500  15,724,046             0.1%
    Ines Corp.                                                1,121,000  10,037,785             0.1%
    Information Services International-Dentsu, Ltd.              72,000   1,124,956             0.0%
    Innotech Corp.                                               93,700     372,230             0.0%
    Inui Global Logistics Co., Ltd.                             165,385   1,342,776             0.0%
    Ise Chemical Corp.                                           24,000     122,508             0.0%
    Iseki & Co., Ltd.                                         1,179,000   1,942,168             0.0%
*   Ishihara Sangyo Kaisha, Ltd.                              6,539,000   6,340,469             0.1%
#*  Ishizuka Glass Co., Ltd.                                    645,000   1,307,675             0.0%
    IT Holdings Corp.                                           538,300  13,307,267             0.1%
#   Itochu Enex Co., Ltd.                                       928,600   7,437,589             0.1%
    Itochu-Shokuhin Co., Ltd.                                    23,500     816,113             0.0%
#   Itoham Foods, Inc.                                        1,163,369   5,943,258             0.1%
    Itoki Corp.                                               1,015,447   7,423,688             0.1%
    IwaiCosmo Holdings, Inc.                                    301,300   3,351,302             0.0%
    Iwaki & Co., Ltd.                                           803,000   1,472,883             0.0%
    Iwasaki Electric Co., Ltd.                                1,905,000   3,876,956             0.0%
*   Iwatsu Electric Co., Ltd.                                 1,918,000   1,282,052             0.0%
*   Izutsuya Co., Ltd.                                          628,000     337,032             0.0%
    J-Oil Mills, Inc.                                         2,088,000   6,036,631             0.1%
    Jaccs Co., Ltd.                                             100,000     418,455             0.0%
*   Janome Sewing Machine Co., Ltd.                               9,100      66,696             0.0%
    Japan Digital Laboratory Co., Ltd.                          559,500   7,154,163             0.1%
#*  Japan Display, Inc.                                       4,845,100  15,221,501             0.1%
#   Japan Drilling Co., Ltd.                                     36,500     794,505             0.0%
    Japan Foundation Engineering Co., Ltd.                      386,700   1,675,849             0.0%
    Japan Medical Dynamic Marketing, Inc.                       362,900   1,917,817             0.0%
    Japan Oil Transportation Co., Ltd.                          561,000   1,117,578             0.0%
#   Japan Pulp & Paper Co., Ltd.                              1,575,000   4,348,089             0.0%
    Japan Radio Co., Ltd.                                       315,000   1,122,348             0.0%
    Japan Transcity Corp.                                       998,000   3,599,248             0.0%
    Japan Wool Textile Co., Ltd. (The)                            4,000      32,558             0.0%
    Jimoto Holdings, Inc.                                       559,400     960,184             0.0%
    JK Holdings Co., Ltd.                                       104,600     441,197             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
JAPAN -- (Continued)
#   JMS Co., Ltd.                                               758,000 $ 1,810,821             0.0%
    Joshin Denki Co., Ltd.                                       31,000     236,910             0.0%
    JSP Corp.                                                     6,800     145,857             0.0%
    Juroku Bank, Ltd. (The)                                   4,934,000  22,010,113             0.2%
    JVC Kenwood Corp.                                         3,309,900   8,657,761             0.1%
#   K&O Energy Group, Inc.                                      294,600   3,766,589             0.0%
    Kaga Electronics Co., Ltd.                                  372,100   5,208,892             0.1%
    Kamei Corp.                                                 787,000   7,830,332             0.1%
    Kanaden Corp.                                               450,800   3,555,990             0.0%
    Kandenko Co., Ltd.                                        2,111,000  14,916,859             0.1%
    Kaneko Seeds Co., Ltd.                                        8,900      89,723             0.0%
    Kanematsu Corp.                                           2,228,000   3,678,951             0.0%
    Kansai Urban Banking Corp.                                  127,900   1,466,974             0.0%
    Katakura & Co-op Agri Corp.                                 230,000     519,758             0.0%
#   Katakura Industries Co., Ltd.                                44,300     489,372             0.0%
    Kato Sangyo Co., Ltd.                                         6,600     160,630             0.0%
#   Kato Works Co., Ltd.                                      1,554,872   6,670,769             0.1%
#   KAWADA TECHNOLOGIES, Inc.                                    87,800   3,110,663             0.0%
    Kawai Musical Instruments Manufacturing Co., Ltd.             5,200      96,117             0.0%
#   Kawasaki Kasei Chemicals, Ltd.                              293,000     408,715             0.0%
    Kawasaki Kisen Kaisha, Ltd.                               4,495,000  10,091,785             0.1%
    Kawasumi Laboratories, Inc.                                 317,600   2,263,018             0.0%
    Keihanshin Building Co., Ltd.                               573,100   3,170,743             0.0%
    Keihin Co., Ltd.                                            471,000     736,673             0.0%
    Keihin Corp.                                                701,600  11,444,643             0.1%
    Keiyo Bank, Ltd. (The)                                    3,183,000  15,992,352             0.1%
    Keiyo Co., Ltd.                                              23,900      97,966             0.0%
*   KI Holdings Co., Ltd.                                        88,000     313,339             0.0%
    Kimoto Co., Ltd.                                            184,100     399,937             0.0%
    Kimura Unity Co., Ltd.                                        8,500      87,460             0.0%
#*  Kinki Sharyo Co., Ltd. (The)                                253,000     796,980             0.0%
    Kita-Nippon Bank, Ltd. (The)                                182,300   5,010,063             0.1%
    Kitagawa Iron Works Co., Ltd.                             1,648,000   4,268,146             0.0%
    Kitano Construction Corp.                                   788,000   2,082,001             0.0%
    Kito Corp.                                                    1,100       8,687             0.0%
    Kitz Corp.                                                  613,400   2,823,272             0.0%
    Kiyo Bank, Ltd. (The)                                       262,300   3,989,078             0.0%
    Koa Corp.                                                   491,389   4,087,353             0.0%
#   Koatsu Gas Kogyo Co., Ltd.                                   69,000     353,208             0.0%
#   Kohnan Shoji Co., Ltd.                                      928,600  13,545,251             0.1%
    Kohsoku Corp.                                                 6,600      48,589             0.0%
    Koike Sanso Kogyo Co., Ltd.                                   8,000      22,544             0.0%
#*  Kojima Co., Ltd.                                            732,600   1,714,726             0.0%
    Kokuyo Co., Ltd.                                          2,238,911  24,978,712             0.2%
    KOMAIHALTEC, Inc.                                           788,000   1,457,155             0.0%
    Komatsu Seiren Co., Ltd.                                    663,800   3,988,664             0.0%
    Komatsu Wall Industry Co., Ltd.                             156,400   2,604,983             0.0%
    Komori Corp.                                              1,110,000  13,132,527             0.1%
    Konaka Co., Ltd.                                            554,049   2,879,616             0.0%
#   Konishi Co., Ltd.                                           271,200   4,984,738             0.1%
    Konoike Transport Co., Ltd.                                  43,100     533,991             0.0%
    Kosaido Co., Ltd.                                            35,200     112,965             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
JAPAN -- (Continued)
    Krosaki Harima Corp.                                      1,282,000 $ 2,604,808             0.0%
    KRS Corp.                                                   161,500   3,452,805             0.0%
#   KU Holdings Co., Ltd.                                       342,200   2,340,500             0.0%
    Kumiai Chemical Industry Co., Ltd.                          140,419   1,129,840             0.0%
    Kurabo Industries, Ltd.                                   6,068,000  10,751,476             0.1%
#   Kureha Corp.                                              2,400,000   9,163,903             0.1%
#   Kurimoto, Ltd.                                            2,235,000   3,827,892             0.0%
#   Kuriyama Holdings Corp.                                      16,600     223,687             0.0%
    Kuroda Electric Co., Ltd.                                   125,100   2,534,073             0.0%
    KYB Corp.                                                 2,778,000   7,927,520             0.1%
#   Kyodo Printing Co., Ltd.                                  2,106,000   5,842,145             0.1%
    Kyoei Sangyo Co., Ltd.                                      276,000     408,646             0.0%
#   Kyoei Steel, Ltd.                                           606,800  10,034,297             0.1%
    Kyokuto Boeki Kaisha, Ltd.                                  161,796     340,053             0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.                            901,050   9,535,457             0.1%
    Kyosan Electric Manufacturing Co., Ltd.                     623,000   1,752,265             0.0%
    Kyowa Electronic Instruments Co., Ltd.                       11,100      40,949             0.0%
    Kyowa Exeo Corp.                                             21,900     228,550             0.0%
#   Kyowa Leather Cloth Co., Ltd.                               357,000   3,233,984             0.0%
#   Kyudenko Corp.                                            1,012,000  20,860,057             0.2%
*   Kyushu Financial Group, Inc.                              6,208,495  47,745,781             0.4%
    LEC, Inc.                                                   121,000   1,348,707             0.0%
    Lonseal Corp.                                               306,000     398,730             0.0%
    Look, Inc.                                                  840,000   1,262,678             0.0%
*   Macnica Fuji Electronics Holdings, Inc.                     599,050   8,059,242             0.1%
#   Maeda Corp.                                               3,433,000  24,928,901             0.2%
    Maeda Road Construction Co., Ltd.                           642,000  11,669,932             0.1%
    Maezawa Industries, Inc.                                    199,100     669,374             0.0%
#   Maezawa Kasei Industries Co., Ltd.                          192,000   1,671,405             0.0%
    Maezawa Kyuso Industries Co., Ltd.                          124,400   1,588,120             0.0%
    Makino Milling Machine Co., Ltd.                            571,000   4,422,662             0.0%
    Mars Engineering Corp.                                        2,100      35,776             0.0%
    Marubun Corp.                                               466,600   3,362,637             0.0%
    Marudai Food Co., Ltd.                                    3,201,000  11,867,803             0.1%
    Maruka Machinery Co., Ltd.                                   28,800     421,434             0.0%
    Maruwa Co., Ltd/Aichi                                       129,400   2,878,825             0.0%
    Maruyama Manufacturing Co., Inc.                            273,000     446,406             0.0%
    Maruzen Co., Ltd.-General Commercial Kitchen Appliances
      & Equipment                                                20,000     165,691             0.0%
    Maruzen Showa Unyu Co., Ltd.                              1,497,000   5,429,577             0.1%
    Matsuda Sangyo Co., Ltd.                                     86,200   1,010,635             0.0%
    Matsui Construction Co., Ltd.                               462,400   2,600,303             0.0%
#   Maxvalu Tokai Co., Ltd.                                      89,200   1,364,545             0.0%
    Megachips Corp.                                              94,600     956,727             0.0%
    Megmilk Snow Brand Co., Ltd.                                414,300   8,609,193             0.1%
*   Meiko Electronics Co., Ltd.                                 103,300     236,909             0.0%
    Meisei Industrial Co., Ltd.                                 150,800     707,488             0.0%
#   Meiwa Corp.                                                 346,400   1,256,829             0.0%
#   Meiwa Estate Co., Ltd.                                      369,900   1,610,057             0.0%
    Melco Holdings, Inc.                                         52,300     904,506             0.0%
    Mesco, Inc.                                                  22,000     162,676             0.0%
#   Michinoku Bank, Ltd. (The)                                2,684,000   4,638,902             0.1%
    Mie Bank, Ltd. (The)                                      1,035,000   2,230,177             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                              ---------- ----------- ---------------
JAPAN -- (Continued)
    Mikuni Corp.                                                 325,400 $ 1,303,946             0.0%
    Mimasu Semiconductor Industry Co., Ltd.                      461,300   4,343,719             0.0%
#   Minato Bank, Ltd. (The)                                    2,334,000   3,945,540             0.0%
    Ministop Co., Ltd.                                           220,900   4,081,262             0.0%
    Mirait Holdings Corp.                                        975,240   8,450,713             0.1%
#   Misawa Homes Co., Ltd.                                        19,800     119,138             0.0%
    Mitani Corp.                                                  57,500   1,424,379             0.0%
    Mito Securities Co., Ltd.                                    930,700   3,039,845             0.0%
    Mitsuba Corp.                                                 51,600     810,518             0.0%
    Mitsubishi Nichiyu Forklift Co., Ltd.                         51,100     216,799             0.0%
*   Mitsubishi Paper Mills, Ltd.                               6,180,000   4,234,801             0.0%
#   Mitsubishi Steel Manufacturing Co., Ltd.                   3,531,000   6,774,159             0.1%
    Mitsui Engineering & Shipbuilding Co., Ltd.               12,817,000  19,732,004             0.2%
    Mitsui High-Tec, Inc.                                        718,700   4,215,782             0.0%
    Mitsui Home Co., Ltd.                                         77,000     369,882             0.0%
    Mitsui Matsushima Co., Ltd.                                2,249,000   2,204,218             0.0%
    Mitsui Mining & Smelting Co., Ltd.                         7,661,000  14,726,489             0.1%
    Mitsui Sugar Co., Ltd.                                       379,000   1,524,281             0.0%
#   Mitsui-Soko Holdings Co., Ltd.                             1,926,000   6,214,209             0.1%
    Mitsumi Electric Co., Ltd.                                   547,200   3,303,583             0.0%
    Mitsumura Printing Co., Ltd.                                  89,000     184,087             0.0%
    Mitsuuroko Group Holdings Co., Ltd.                          771,800   3,727,007             0.0%
    Miyaji Engineering Group, Inc.                               190,000     344,013             0.0%
    Miyazaki Bank, Ltd. (The)                                  3,757,260  13,131,020             0.1%
#   Miyoshi Oil & Fat Co., Ltd.                                  682,000     764,712             0.0%
    Mizuno Corp.                                                 777,395   3,816,312             0.0%
#   Modec, Inc.                                                   43,000     592,209             0.0%
    Morinaga Milk Industry Co., Ltd.                           2,481,000  11,259,375             0.1%
    Morozoff, Ltd.                                                84,000     287,534             0.0%
    Mory Industries, Inc.                                        680,000   1,969,485             0.0%
#*  Mr Max Corp.                                                 588,700   1,825,086             0.0%
    Murakami Corp.                                                21,000     386,713             0.0%
#   Musashi Seimitsu Industry Co., Ltd.                            3,300      66,981             0.0%
    Musashino Bank, Ltd. (The)                                   624,600  23,763,124             0.2%
    Mutoh Holdings Co., Ltd.                                      94,000     233,344             0.0%
    Nafco Co., Ltd.                                               27,200     394,117             0.0%
#   Nagano Bank, Ltd. (The)                                    1,282,000   2,140,145             0.0%
    Nagano Keiki Co., Ltd.                                         1,200       8,201             0.0%
#   Nagase & Co., Ltd.                                           723,400   8,971,260             0.1%
    Nakabayashi Co., Ltd.                                      1,022,000   2,616,169             0.0%
#*  Nakayama Steel Works, Ltd.                                 1,636,000   1,091,438             0.0%
#   Namura Shipbuilding Co., Ltd.                                374,252   3,272,919             0.0%
#   Nanto Bank, Ltd. (The)                                     2,332,000   7,397,637             0.1%
    Narasaki Sangyo Co., Ltd.                                     82,000     181,898             0.0%
    NDS Co., Ltd.                                                868,000   2,144,397             0.0%
#   NEC Capital Solutions, Ltd.                                  205,100   2,958,692             0.0%
#   Neturen Co., Ltd.                                            759,700   5,432,444             0.1%
    Nice Holdings, Inc.                                        1,476,000   2,080,743             0.0%
    Nichia Steel Works, Ltd.                                     828,800   1,780,154             0.0%
    Nichiban Co., Ltd.                                           664,000   3,167,705             0.0%
#   Nichicon Corp.                                             1,186,000   9,508,127             0.1%
    Nichiden Corp.                                                 7,700     186,618             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                              ---------- ----------- ---------------
JAPAN -- (Continued)
    Nichiha Corp.                                                223,700 $ 3,016,800             0.0%
    Nichimo Co., Ltd.                                            730,000   1,550,609             0.0%
    Nichireki Co., Ltd.                                          669,000   5,307,348             0.1%
    Nichirin Co., Ltd.                                             8,200     100,046             0.0%
    NIFTY Corp.                                                    8,200      75,570             0.0%
#   Nihon Dempa Kogyo Co., Ltd.                                  416,900   2,919,590             0.0%
    Nihon Eslead Corp.                                           127,700   1,209,869             0.0%
    Nihon Kagaku Sangyo Co., Ltd.                                 20,000     134,225             0.0%
#   Nihon Plast Co., Ltd.                                         12,000      79,979             0.0%
    Nihon Tokushu Toryo Co., Ltd.                                153,400   1,331,517             0.0%
    Nihon Yamamura Glass Co., Ltd.                             1,775,000   2,679,571             0.0%
    Nikkiso Co., Ltd.                                              3,100      25,021             0.0%
    Nikko Co., Ltd.                                              617,000   2,024,459             0.0%
    Nikkon Holdings Co., Ltd.                                  1,284,800  24,820,091             0.2%
    Nippi, Inc.                                                    8,000      48,013             0.0%
    Nippo Corp.                                                  738,000  12,860,288             0.1%
    Nippon Beet Sugar Manufacturing Co., Ltd.                  2,859,000   4,468,363             0.0%
    Nippon Carbide Industries Co., Inc.                          676,000   1,045,610             0.0%
    Nippon Carbon Co., Ltd.                                    1,628,000   4,553,971             0.0%
#   Nippon Chemi-Con Corp.                                     3,990,000   9,232,304             0.1%
    Nippon Chemical Industrial Co., Ltd.                       2,441,000   5,578,596             0.1%
#   Nippon Chutetsukan K.K.                                      468,000     753,565             0.0%
    Nippon Coke & Engineering Co., Ltd.                        1,721,400   1,435,942             0.0%
#   Nippon Concrete Industries Co., Ltd.                       1,096,400   3,527,531             0.0%
#   Nippon Denko Co., Ltd.                                     3,090,160   6,232,268             0.1%
    Nippon Densetsu Kogyo Co., Ltd.                              292,100   5,535,992             0.1%
    Nippon Felt Co., Ltd.                                         73,100     303,457             0.0%
    Nippon Fine Chemical Co., Ltd.                               224,900   1,713,414             0.0%
    Nippon Flour Mills Co., Ltd.                               1,930,000  11,994,851             0.1%
    Nippon Hume Corp.                                            599,100   3,799,753             0.0%
#*  Nippon Kinzoku Co., Ltd.                                   1,590,000   1,848,760             0.0%
    Nippon Kodoshi Corp.                                          29,500     244,383             0.0%
    Nippon Koei Co., Ltd.                                      1,675,000   6,741,550             0.1%
    Nippon Koshuha Steel Co., Ltd.                               852,000     701,430             0.0%
    Nippon Light Metal Holdings Co., Ltd.                     11,380,900  19,466,643             0.2%
#   Nippon Paper Industries Co., Ltd.                            928,100  17,202,046             0.2%
    Nippon Pillar Packing Co., Ltd.                              392,100   3,288,813             0.0%
    Nippon Piston Ring Co., Ltd.                                 202,800   3,357,663             0.0%
#   Nippon Rietec Co., Ltd.                                       47,000     335,485             0.0%
    Nippon Road Co., Ltd. (The)                                2,187,000  11,882,577             0.1%
    Nippon Seiki Co., Ltd.                                        38,000     796,327             0.0%
    Nippon Seisen Co., Ltd.                                      258,000   1,137,702             0.0%
#*  Nippon Sharyo, Ltd.                                          339,000     812,329             0.0%
#*  Nippon Sheet Glass Co., Ltd.                              21,592,000  18,534,047             0.2%
    Nippon Soda Co., Ltd.                                      2,421,000  18,792,276             0.2%
#   Nippon Steel & Sumikin Bussan Corp.                        3,226,800  11,220,512             0.1%
    Nippon Steel & Sumitomo Metal Corp.                           71,910   1,457,798             0.0%
    Nippon Synthetic Chemical Industry Co., Ltd. (The)           445,000   3,295,996             0.0%
    Nippon Systemware Co., Ltd.                                  176,200   1,260,993             0.0%
    Nippon Thompson Co., Ltd.                                  1,164,000   5,521,604             0.1%
    Nippon Tungsten Co., Ltd.                                    145,000     234,390             0.0%
#*  Nippon Yakin Kogyo Co., Ltd.                               4,588,000   6,339,278             0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
JAPAN -- (Continued)
    Nishikawa Rubber Co., Ltd.                                    4,800 $    73,574             0.0%
    Nishimatsu Construction Co., Ltd.                         3,035,073  12,048,797             0.1%
    Nissan Tokyo Sales Holdings Co., Ltd.                        72,000     188,779             0.0%
    Nissei Plastic Industrial Co., Ltd.                         251,500   2,125,172             0.0%
    Nisshin Fudosan Co.                                         999,500   3,452,986             0.0%
    Nisshin Oillio Group, Ltd. (The)                          3,036,000  11,271,914             0.1%
#   Nisshin Steel Co., Ltd.                                   1,976,700  20,285,758             0.2%
    Nisshinbo Holdings, Inc.                                  1,329,200  18,051,354             0.2%
    Nissin Corp.                                              1,059,000   3,094,392             0.0%
    Nissin Electric Co., Ltd.                                    95,400     637,120             0.0%
    Nissin Kogyo Co., Ltd.                                       32,300     496,806             0.0%
    Nissin Sugar Co., Ltd.                                      119,200   2,822,648             0.0%
    Nissui Pharmaceutical Co., Ltd.                             161,500   1,771,814             0.0%
#   Nitta Gelatin, Inc.                                          34,900     225,443             0.0%
#   Nittan Valve Co., Ltd.                                      173,100     581,951             0.0%
#   Nittetsu Mining Co., Ltd.                                 1,991,000   8,771,221             0.1%
#   Nitto FC Co., Ltd.                                          208,800   1,695,178             0.0%
    Nitto Fuji Flour Milling Co., Ltd.                          360,000   1,046,040             0.0%
    Nitto Seiko Co., Ltd.                                       319,000     832,965             0.0%
    NJS Co., Ltd.                                                 2,700      32,663             0.0%
    Nohmi Bosai, Ltd.                                           101,900   1,262,944             0.0%
    Nojima Corp.                                                  8,012      94,695             0.0%
    Noritake Co., Ltd/Nagoya Japan                            1,219,000   2,814,938             0.0%
    Noritsu Koki Co., Ltd.                                      314,700   1,578,192             0.0%
    Noritz Corp.                                                286,000   4,470,398             0.0%
    North Pacific Bank, Ltd.                                  5,167,100  19,806,530             0.2%
    NS United Kaiun Kaisha, Ltd.                              3,183,000   6,383,028             0.1%
    Obayashi Road Corp.                                         809,000   5,704,995             0.1%
    Oenon Holdings, Inc.                                        388,000     712,649             0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)                           5,711,000  22,253,682             0.2%
*   Ohara, Inc.                                                  68,300     333,397             0.0%
    Ohashi Technica, Inc.                                         3,000      33,754             0.0%
    OIE Sangyo Co., Ltd.                                          6,213      45,335             0.0%
#   Oita Bank, Ltd. (The)                                     3,953,000  16,658,139             0.1%
#   Okamoto Machine Tool Works, Ltd.                            202,000     254,147             0.0%
    Okamura Corp.                                                   400       3,711             0.0%
    OKK Corp.                                                 1,898,000   2,264,946             0.0%
    Okumura Corp.                                             1,622,000   8,584,303             0.1%
    Okura Industrial Co., Ltd.                                1,141,000   3,248,189             0.0%
    Okuwa Co., Ltd.                                             239,000   1,999,246             0.0%
    Olympic Group Corp.                                         339,500   1,666,988             0.0%
    ONO Sokki Co., Ltd.                                          63,200     496,224             0.0%
#   Onoken Co., Ltd.                                            390,000   3,421,348             0.0%
#   Onward Holdings Co., Ltd.                                 1,674,000  10,513,754             0.1%
    Organo Corp.                                                135,000     554,167             0.0%
#   Origin Electric Co., Ltd.                                   405,000   1,127,054             0.0%
    Osaka Organic Chemical Industry, Ltd.                       154,300     800,069             0.0%
    Osaka Soda Co., Ltd.                                         30,000     104,463             0.0%
#   Osaka Steel Co., Ltd.                                       550,300   9,893,662             0.1%
#   Osaki Electric Co., Ltd.                                    756,000   3,870,640             0.0%
    OUG Holdings, Inc.                                           33,000      67,635             0.0%
    Oyo Corp.                                                   311,600   3,995,816             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
JAPAN -- (Continued)
#   Pacific Industrial Co., Ltd.                              1,194,100 $13,364,627             0.1%
    PALTAC Corp.                                                517,500  10,179,548             0.1%
    Parco Co., Ltd.                                             265,100   2,298,317             0.0%
    Pegasus Sewing Machine Manufacturing Co., Ltd.               30,900     123,584             0.0%
    Piolax, Inc.                                                263,200  13,925,734             0.1%
*   Pioneer Corp.                                               401,100   1,080,270             0.0%
#   Pocket Card Co., Ltd.                                       120,400     583,294             0.0%
    Press Kogyo Co., Ltd.                                     1,805,400   7,759,347             0.1%
#   PS Mitsubishi Construction Co., Ltd.                        180,300     601,954             0.0%
#   Rengo Co., Ltd.                                           4,143,000  19,694,586             0.2%
*   Renown, Inc.                                                 44,160      50,944             0.0%
    Rheon Automatic Machinery Co., Ltd.                         350,700   1,687,237             0.0%
    Rhythm Watch Co., Ltd.                                    2,635,000   3,704,758             0.0%
    Riberesute Corp.                                              9,800      61,692             0.0%
    Ricoh Leasing Co., Ltd.                                     348,500  10,557,408             0.1%
    Right On Co., Ltd.                                          281,400   2,678,744             0.0%
    Riken Corp.                                                 477,000   1,795,008             0.0%
    Riken Keiki Co., Ltd.                                       148,200   1,875,928             0.0%
#   Riken Technos Corp.                                       1,002,800   3,343,509             0.0%
    Riken Vitamin Co., Ltd.                                       3,300     107,361             0.0%
    Riso Kagaku Corp.                                           467,664   8,482,709             0.1%
    Round One Corp.                                           1,559,400   7,043,847             0.1%
    Ryobi, Ltd.                                               3,036,000  11,193,591             0.1%
    Ryoden Trading Co., Ltd.                                    913,000   5,972,579             0.1%
    Ryosan Co., Ltd.                                            572,900  13,864,137             0.1%
    Ryoyo Electro Corp.                                         614,400   7,562,012             0.1%
    Sakai Chemical Industry Co., Ltd.                         2,597,000   7,681,053             0.1%
    Sakai Heavy Industries, Ltd.                                669,000   1,315,226             0.0%
    Sakai Ovex Co., Ltd.                                        239,000     399,872             0.0%
    Sakata INX Corp.                                             65,500     597,442             0.0%
    Sala Corp.                                                  244,900   1,243,942             0.0%
    SAMTY Co., Ltd.                                             155,500   1,581,493             0.0%
    San Holdings, Inc.                                           76,500     976,391             0.0%
    San-Ai Oil Co., Ltd.                                      1,292,000   9,868,392             0.1%
    San-In Godo Bank, Ltd. (The)                              4,415,900  40,808,997             0.3%
    Sanden Holdings Corp.                                        67,000     230,644             0.0%
    Sanei Architecture Planning Co., Ltd.                         6,600      72,515             0.0%
#   Sanken Electric Co., Ltd.                                   774,000   2,690,082             0.0%
#   Sanki Engineering Co., Ltd.                               1,366,400  11,283,052             0.1%
    Sankyo Seiko Co., Ltd.                                      497,900   1,895,373             0.0%
#   Sankyo Tateyama, Inc.                                       328,000   4,565,776             0.0%
    Sanoh Industrial Co., Ltd.                                  377,900   2,393,927             0.0%
    Sanoyas Holdings Corp.                                       50,700     110,849             0.0%
#   Sansha Electric Manufacturing Co., Ltd.                     140,900     893,439             0.0%
#   Sanshin Electronics Co., Ltd.                               504,500   5,352,477             0.1%
    Sanyo Chemical Industries, Ltd.                             853,000   6,309,218             0.1%
    Sanyo Denki Co., Ltd.                                       129,000     785,670             0.0%
    Sanyo Engineering & Construction, Inc.                      183,000     871,334             0.0%
    Sanyo Housing Nagoya Co., Ltd.                                6,400      63,889             0.0%
#   Sanyo Industries, Ltd.                                      681,000     979,430             0.0%
#   Sanyo Shokai, Ltd.                                        2,048,628   5,974,956             0.1%
#   Sanyo Special Steel Co., Ltd.                             2,691,000  11,084,907             0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
JAPAN -- (Continued)
    Sata Construction Co., Ltd.                                  10,200 $    48,358             0.0%
    Sato Shoji Corp.                                            176,100   1,078,463             0.0%
    Satori Electric Co., Ltd.                                   146,660     992,354             0.0%
    Sawada Holdings Co., Ltd.                                    33,400     334,539             0.0%
#   Saxa Holdings, Inc.                                       1,699,000   3,473,799             0.0%
    SBS Holdings, Inc.                                          118,600   1,094,649             0.0%
    Scroll Corp.                                                416,900   1,514,001             0.0%
    SEC Carbon, Ltd.                                              1,000       2,572             0.0%
    Seibu Electric Industry Co., Ltd.                           298,000   1,048,701             0.0%
    Seika Corp.                                                 492,000   1,117,929             0.0%
    Seino Holdings Co., Ltd.                                  1,519,919  18,038,780             0.2%
    Sekisui Jushi Corp.                                         521,900   6,992,656             0.1%
    Sekisui Plastics Co., Ltd.                                1,471,000   4,775,576             0.1%
#   Senko Co., Ltd.                                             772,680   5,348,352             0.1%
#   Senshu Electric Co., Ltd.                                    69,300     998,102             0.0%
    Senshu Ikeda Holdings, Inc.                               3,183,500  13,710,791             0.1%
    Senshukai Co., Ltd.                                         360,000   2,401,890             0.0%
    Shibaura Electronics Co., Ltd.                               23,600     337,096             0.0%
#   Shibaura Mechatronics Corp.                                 409,000     862,029             0.0%
    Shibusawa Warehouse Co., Ltd. (The)                         371,000     945,638             0.0%
    Shidax Corp.                                                 40,700     169,462             0.0%
#   Shiga Bank, Ltd. (The)                                    1,787,000   9,551,288             0.1%
#   Shikibo, Ltd.                                             3,297,000   3,349,376             0.0%
    Shikoku Bank, Ltd. (The)                                  2,514,000   5,463,510             0.1%
#   Shima Seiki Manufacturing, Ltd.                             191,200   2,854,388             0.0%
    Shimachu Co., Ltd.                                        1,142,500  24,955,285             0.2%
    Shimane Bank, Ltd. (The)                                     13,700     162,207             0.0%
    Shimizu Bank, Ltd. (The)                                    194,900   4,820,502             0.1%
    Shin Nippon Air Technologies Co., Ltd.                      320,120   2,845,709             0.0%
    Shin-Etsu Polymer Co., Ltd.                                 570,500   2,976,655             0.0%
    Shinagawa Refractories Co., Ltd.                          1,350,000   3,028,781             0.0%
#   Shindengen Electric Manufacturing Co., Ltd.                 605,000   2,209,512             0.0%
#*  Shinkawa, Ltd.                                              120,400     707,789             0.0%
#   Shinko Electric Industries Co., Ltd.                      1,407,100   8,545,885             0.1%
    Shinko Shoji Co., Ltd.                                      562,900   6,272,876             0.1%
#   Shinko Wire Co., Ltd.                                       529,000     726,295             0.0%
    Shinmaywa Industries, Ltd.                                2,469,000  26,953,637             0.2%
    Shinnihon Corp.                                             704,700   3,338,858             0.0%
    Shinsho Corp.                                               760,000   1,610,415             0.0%
#   Shiroki Corp.                                               657,000   1,907,889             0.0%
    Shizuoka Gas Co., Ltd.                                      116,200     781,085             0.0%
    Shobunsha Publications, Inc.                                 54,100     327,333             0.0%
#   Shoei Foods Corp.                                           195,900   2,121,586             0.0%
    Shofu, Inc.                                                   8,200     106,288             0.0%
    Showa Corp.                                                 562,500   5,213,800             0.1%
#   Showa Denko KK                                            8,008,000  10,085,867             0.1%
    Sinanen Holdings Co., Ltd.                                  973,000   3,622,208             0.0%
    Sinfonia Technology Co., Ltd.                               317,000     547,393             0.0%
    Sintokogio, Ltd.                                            717,062   6,164,936             0.1%
    SK-Electronics Co., Ltd.                                      1,500      12,829             0.0%
    SNT Corp.                                                   600,100   2,881,969             0.0%
    Soda Nikka Co., Ltd.                                        319,000   1,336,292             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
JAPAN -- (Continued)
    Sodick Co., Ltd.                                            424,700 $ 3,132,556             0.0%
#   Soft99 Corp.                                                 50,300     332,180             0.0%
    SPK Corp.                                                     7,018     130,407             0.0%
    Starzen Co., Ltd.                                            27,200     704,642             0.0%
    Stella Chemifa Corp.                                         99,300     969,643             0.0%
#   Subaru Enterprise Co., Ltd.                                 241,000     844,574             0.0%
    Sugimoto & Co., Ltd.                                         73,800     855,351             0.0%
    Sumida Corp.                                                 67,500     450,625             0.0%
    Suminoe Textile Co., Ltd.                                 1,567,000   4,482,381             0.0%
#   Sumitomo Bakelite Co., Ltd.                               3,485,000  14,297,133             0.1%
    Sumitomo Densetsu Co., Ltd.                                 161,400   2,116,122             0.0%
    Sumitomo Precision Products Co., Ltd.                       834,000   3,264,441             0.0%
#   Sumitomo Riko Co., Ltd.                                     724,100   5,853,309             0.1%
    Sumitomo Seika Chemicals Co., Ltd.                          133,000     927,296             0.0%
    Sumitomo Warehouse Co., Ltd. (The)                        2,328,000  12,350,695             0.1%
    Sun-Wa Technos Corp.                                        107,800     899,886             0.0%
    Suncall Corp.                                                 9,000      47,118             0.0%
#*  SWCC Showa Holdings Co., Ltd.                             7,484,000   4,947,163             0.1%
    T Hasegawa Co., Ltd.                                          3,100      40,636             0.0%
    T RAD Co., Ltd.                                           1,106,000   1,834,939             0.0%
#   T&K Toka Co., Ltd.                                           51,300     942,578             0.0%
#   Tachibana Eletech Co., Ltd.                                 350,020   3,942,429             0.0%
#   Tachikawa Corp.                                             193,800   1,291,491             0.0%
    Taihei Dengyo Kaisha, Ltd.                                  537,000   5,706,868             0.1%
    Taiheiyo Kouhatsu, Inc.                                   2,030,000   1,491,227             0.0%
    Taiho Kogyo Co., Ltd.                                       502,400   5,798,107             0.1%
#   Takagi Securities Co., Ltd.                                 290,000     509,646             0.0%
    Takamatsu Construction Group Co., Ltd.                       18,600     385,878             0.0%
    Takano Co., Ltd.                                            245,900   1,422,217             0.0%
    Takaoka Toko Co., Ltd.                                       37,344     441,176             0.0%
    Takara Standard Co., Ltd.                                 1,122,105   8,476,396             0.1%
    Takasago International Corp.                                 63,900   1,686,175             0.0%
    Takasago Thermal Engineering Co., Ltd.                      271,900   3,903,435             0.0%
    Takashima & Co., Ltd.                                        44,000      95,157             0.0%
#*  Takata Corp.                                                422,300   4,786,355             0.1%
    Take And Give Needs Co., Ltd.                               255,590   1,453,692             0.0%
    Takigami Steel Construction Co., Ltd. (The)                 187,000     809,733             0.0%
    Takihyo Co., Ltd.                                            18,000      68,310             0.0%
    Takiron Co., Ltd.                                         1,252,000   5,357,638             0.1%
#   Takisawa Machine Tool Co., Ltd.                             204,000     281,410             0.0%
#   Tamura Corp.                                              1,423,948   4,530,085             0.0%
    Tatsuta Electric Wire and Cable Co., Ltd.                   202,100     771,387             0.0%
#   Tayca Corp.                                                 928,000   3,874,572             0.0%
    TBK Co., Ltd.                                               626,200   2,482,590             0.0%
    TECHNO ASSOCIE Co., Ltd.                                    166,200   1,588,632             0.0%
#   Techno Ryowa, Ltd.                                          225,570   1,297,307             0.0%
    Teikoku Tsushin Kogyo Co., Ltd.                             545,000     913,887             0.0%
#*  Ten Allied Co., Ltd.                                         87,100     280,247             0.0%
    Tenma Corp.                                                 479,500   8,124,068             0.1%
    Teraoka Seisakusho Co., Ltd.                                113,500     427,155             0.0%
    Tigers Polymer Corp.                                        297,100   1,790,563             0.0%
    Toa Corp.                                                 5,773,000  13,098,966             0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
JAPAN -- (Continued)
#   Toa Oil Co., Ltd.                                         1,280,000 $ 1,606,312             0.0%
    TOA ROAD Corp.                                            1,262,000   4,968,210             0.1%
    Toabo Corp.                                                 130,600     709,996             0.0%
    Toagosei Co., Ltd.                                        1,260,500  10,553,200             0.1%
    Tobu Store Co., Ltd.                                         29,000      72,887             0.0%
    Tochigi Bank, Ltd. (The)                                  2,867,000  16,376,961             0.1%
#   Toda Corp.                                                3,065,000  16,672,901             0.1%
#   Toda Kogyo Corp.                                            749,000   2,033,721             0.0%
    Toei Co., Ltd.                                              865,000   7,728,664             0.1%
    Toenec Corp.                                              1,127,000   8,723,269             0.1%
    Toho Bank, Ltd. (The)                                     4,922,000  18,127,594             0.2%
    Toho Co., Ltd/Kobe                                              800      14,774             0.0%
    Toho Holdings Co., Ltd.                                      55,000   1,219,423             0.0%
    Toho Zinc Co., Ltd.                                       3,164,000   8,744,078             0.1%
    Tohoku Bank, Ltd. (The)                                   1,605,000   2,043,115             0.0%
    Tohokushinsha Film Corp.                                      6,400      45,232             0.0%
#   Tohto Suisan Co., Ltd.                                      808,000   1,293,694             0.0%
#   Tokai Carbon Co., Ltd.                                    5,000,000  13,633,873             0.1%
#   Tokai Lease Co., Ltd.                                       649,000   1,185,331             0.0%
    Tokushu Tokai Paper Co., Ltd.                             1,915,220   6,374,480             0.1%
#*  Tokuyama Corp.                                            9,810,000  19,783,937             0.2%
#   Tokyo Electron Device, Ltd.                                 145,000   1,871,530             0.0%
    Tokyo Energy & Systems, Inc.                                690,000   6,680,943             0.1%
#   Tokyo Keiki, Inc.                                           636,000   1,258,493             0.0%
    Tokyo Ohka Kogyo Co., Ltd.                                  171,600   5,484,534             0.1%
    Tokyo Sangyo Co., Ltd.                                      538,800   2,405,483             0.0%
    Tokyo Steel Manufacturing Co., Ltd.                       2,334,700  15,579,851             0.1%
    Tokyo Tekko Co., Ltd.                                     1,232,000   5,710,546             0.1%
    Tokyo TY Financial Group, Inc.                              419,757  13,147,902             0.1%
#   Tokyu Recreation Co., Ltd.                                  247,328   1,613,443             0.0%
    Toli Corp.                                                1,112,000   3,159,080             0.0%
    Tomato Bank, Ltd.                                         1,345,000   1,889,617             0.0%
    Tomoe Corp.                                                 862,100   2,634,581             0.0%
#   Tomoe Engineering Co., Ltd.                                  61,600     775,671             0.0%
    Tomoegawa Co., Ltd.                                          30,000      55,129             0.0%
#   Tomoku Co., Ltd.                                          1,465,000   3,157,238             0.0%
    TOMONY Holdings, Inc.                                     3,420,300  13,263,604             0.1%
    Tomy Co., Ltd.                                              135,900     684,690             0.0%
    Tonami Holdings Co., Ltd.                                 1,589,000   5,185,556             0.1%
    Toppan Forms Co., Ltd.                                      752,300   9,691,676             0.1%
    Topre Corp.                                                 295,500   6,419,391             0.1%
    Topy Industries, Ltd.                                     5,236,000  11,780,818             0.1%
    Torii Pharmaceutical Co., Ltd.                              217,800   5,255,805             0.1%
    Toshiba Machine Co., Ltd.                                   906,000   3,119,878             0.0%
    Toshiba TEC Corp.                                         1,185,000   4,293,053             0.0%
#   Tosho Printing Co., Ltd.                                    457,000   1,922,434             0.0%
    Tottori Bank, Ltd. (The)                                  1,114,000   1,960,757             0.0%
    Towa Bank, Ltd. (The)                                     5,313,000   4,648,783             0.1%
#   Towa Corp.                                                  305,000   1,636,943             0.0%
#   Toyo Denki Seizo - Toyo Electric Manufacturing Co., Ltd.    230,000     838,053             0.0%
#   Toyo Ink SC Holdings Co., Ltd.                            3,164,000  13,046,003             0.1%
#   Toyo Kanetsu K.K.                                           914,000   1,477,461             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                              ---------- ----------- ---------------
JAPAN -- (Continued)
#   Toyo Kohan Co., Ltd.                                       2,053,200 $ 6,626,059             0.1%
    Toyo Machinery & Metal Co., Ltd.                             160,900     598,251             0.0%
    Toyo Securities Co., Ltd.                                  1,386,000   4,473,173             0.0%
    Toyo Tanso Co., Ltd.                                         198,700   2,861,117             0.0%
    Toyo Wharf & Warehouse Co., Ltd.                           1,097,000   1,726,321             0.0%
    Toyobo Co., Ltd.                                           1,790,000   2,623,869             0.0%
    Trusco Nakayama Corp.                                        161,239   5,653,229             0.1%
    TSI Holdings Co., Ltd.                                     1,639,920  11,500,106             0.1%
    Tsubakimoto Kogyo Co., Ltd.                                   71,000     198,202             0.0%
#*  Tsudakoma Corp.                                              849,000     845,221             0.0%
#   Tsukishima Kikai Co., Ltd.                                   365,400   3,484,141             0.0%
    Tsukuba Bank, Ltd.                                         1,562,867   5,497,280             0.1%
#   Tsurumi Manufacturing Co., Ltd.                              296,100   5,408,420             0.1%
#   Tsutsumi Jewelry Co., Ltd.                                   245,200   4,873,416             0.1%
    TTK Co., Ltd.                                                132,000     506,807             0.0%
    Tv Tokyo Holdings Corp.                                      117,100   2,077,221             0.0%
    TYK Corp.                                                    631,000   1,002,043             0.0%
#   U-Shin, Ltd.                                                 633,400   3,940,144             0.0%
#   UACJ Corp.                                                 3,215,000   6,243,398             0.1%
    Ube Industries, Ltd.                                      12,023,200  25,245,850             0.2%
    Uchida Yoko Co., Ltd.                                      1,430,000   4,587,971             0.0%
    Ueki Corp.                                                   187,000     383,905             0.0%
    UKC Holdings Corp.                                           248,900   4,987,220             0.1%
    Ulvac, Inc.                                                  254,800   4,531,568             0.0%
    Uniden Holdings Corp.                                        623,000     991,766             0.0%
    Unipres Corp.                                                147,800   3,358,978             0.0%
#   Universal Entertainment Corp.                                154,100   2,795,989             0.0%
#   UNY Group Holdings Co., Ltd.                               3,523,300  19,479,090             0.2%
    Ushio, Inc.                                                   62,200     856,856             0.0%
    Utoc Corp.                                                    58,800     241,975             0.0%
    Village Vanguard Co., Ltd.                                    11,300     166,389             0.0%
    Vital KSK Holdings, Inc.                                     254,515   1,850,690             0.0%
    Wacoal Holdings Corp.                                        619,000   7,767,509             0.1%
    Wakita & Co., Ltd.                                           688,500   5,418,628             0.1%
    Warabeya Nichiyo Co., Ltd.                                   220,900   4,312,292             0.0%
    Wood One Co., Ltd.                                           437,000     901,308             0.0%
    Xebio Holdings Co., Ltd.                                     252,700   4,521,297             0.0%
    Y A C Co., Ltd.                                                7,500      58,791             0.0%
    Yachiyo Industry Co., Ltd.                                    66,900     603,010             0.0%
    Yaizu Suisankagaku Industry Co., Ltd.                         48,800     398,154             0.0%
    YAMABIKO Corp.                                               338,296   3,113,255             0.0%
#   Yamagata Bank, Ltd. (The)                                  2,263,000   8,795,547             0.1%
    Yamanashi Chuo Bank, Ltd. (The)                            3,375,000  15,819,899             0.1%
    Yamatane Corp.                                             2,068,000   3,150,998             0.0%
    Yamato Corp.                                                 327,000   1,297,999             0.0%
    Yamaura Corp.                                                 16,500      65,854             0.0%
    Yamaya Corp.                                                  44,300     918,139             0.0%
    Yamazawa Co., Ltd.                                             2,800      39,214             0.0%
    Yashima Denki Co., Ltd.                                       38,900     187,558             0.0%
    Yasuda Logistics Corp.                                       189,400   1,507,592             0.0%
    Yellow Hat, Ltd.                                             181,300   3,988,575             0.0%
#   Yodogawa Steel Works, Ltd.                                   633,000  11,158,512             0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                          PERCENTAGE
                                                                SHARES      VALUE++     OF NET ASSETS**
                                                              ---------- -------------- ---------------
JAPAN -- (Continued)
#   Yokogawa Bridge Holdings Corp.                               824,200 $    7,640,282             0.1%
#   Yokohama Reito Co., Ltd.                                   1,308,100     10,432,524             0.1%
    Yokowo Co., Ltd.                                             130,900        714,148             0.0%
    Yondenko Corp.                                               417,250      1,515,980             0.0%
#   Yonex Co., Ltd.                                              130,800      3,315,681             0.0%
    Yorozu Corp.                                                 242,700      5,186,842             0.1%
    Yotai Refractories Co., Ltd.                                  12,000         34,629             0.0%
    Yuasa Funashoku Co., Ltd.                                    616,000      1,705,787             0.0%
    Yuken Kogyo Co., Ltd.                                        348,000        675,247             0.0%
    Yurtec Corp.                                               1,222,000     11,725,006             0.1%
    Yusen Logistics Co., Ltd.                                    344,000      4,013,504             0.0%
    Yushiro Chemical Industry Co., Ltd.                          110,100      1,273,568             0.0%
    Yutaka Giken Co., Ltd.                                         2,700         55,876             0.0%
*   Zenitaka Corp. (The)                                         131,000        688,504             0.0%
                                                                         --------------            ----
TOTAL JAPAN                                                               3,404,602,575            27.1%
                                                                         --------------            ----
NETHERLANDS -- (2.4%)
    Accell Group                                                  20,257        422,160             0.0%
    AMG Advanced Metallurgical Group NV                           22,714        186,965             0.0%
#*  APERAM SA                                                  1,981,745     61,018,610             0.5%
    ASM International NV                                         574,176     21,903,283             0.2%
    BE Semiconductor Industries NV                               545,536     11,775,486             0.1%
    BinckBank NV                                               1,006,726      8,855,550             0.1%
    Corbion NV                                                   342,019      8,398,243             0.1%
    Delta Lloyd NV                                             1,875,273     14,777,206             0.1%
#*  Fugro NV                                                     872,290     16,552,182             0.1%
#*  Heijmans NV                                                  446,777      3,757,005             0.0%
    KAS Bank NV                                                  368,504      4,349,113             0.0%
*   Koninklijke BAM Groep NV                                   7,345,877     40,457,697             0.3%
    Koninklijke Ten Cate NV                                      485,813     13,141,728             0.1%
#*  Ordina NV                                                  1,406,208      1,688,541             0.0%
#*  SBM Offshore NV                                            3,259,246     44,528,724             0.4%
#*  SNS Reaal NV                                               4,344,025             --             0.0%
*   Telegraaf Media Groep NV                                      90,937        407,409             0.0%
    TNT Express NV                                             1,477,134     12,412,388             0.1%
*   TomTom NV                                                  2,190,709     23,757,162             0.2%
    USG People NV                                              1,637,994     26,034,853             0.2%
#   Van Lanschot NV                                               15,363        363,524             0.0%
    Wessanen                                                     249,733      2,682,462             0.0%
                                                                         --------------            ----
TOTAL NETHERLANDS                                                           317,470,291             2.5%
                                                                         --------------            ----
NEW ZEALAND -- (0.5%)
#   Abano Healthcare Group, Ltd.                                     754          4,230             0.0%
    Air New Zealand, Ltd.                                     10,875,483     21,392,529             0.2%
    CDL Investments New Zealand, Ltd.                            142,030         60,687             0.0%
#*  Chorus, Ltd.                                               3,197,442      6,147,449             0.1%
    Colonial Motor Co., Ltd. (The)                               237,146        878,291             0.0%
    Ebos Group, Ltd.                                             285,494      2,635,075             0.0%
    Heartland New Zealand, Ltd.                                1,165,948        985,415             0.0%
    Hellaby Holdings, Ltd.                                        24,305         51,678             0.0%
    Kathmandu Holdings, Ltd.                                      28,829         30,594             0.0%
    Millennium & Copthorne Hotels New Zealand, Ltd.              858,726        814,212             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                              ---------- ----------- ---------------
NEW ZEALAND -- (Continued)
    New Zealand Oil & Gas, Ltd.                                1,936,927 $   569,478             0.0%
    New Zealand Refining Co., Ltd. (The)                         695,926   1,621,153             0.0%
    Nuplex Industries, Ltd.                                    3,783,163  10,899,163             0.1%
#   PGG Wrightson, Ltd.                                        2,149,919     603,106             0.0%
*   Richina Pacific, Ltd.                                        832,183          --             0.0%
*   Rubicon, Ltd.                                              3,477,769     779,071             0.0%
    Sanford, Ltd/NZ                                            1,051,504   3,519,910             0.0%
    Skellerup Holdings, Ltd.                                     146,945     152,135             0.0%
#   SKY Network Television, Ltd.                               1,294,278   3,973,520             0.1%
    Steel & Tube Holdings, Ltd.                                  377,981     712,125             0.0%
    Tenon, Ltd.                                                  137,210     259,745             0.0%
    Tourism Holdings, Ltd.                                       912,842   1,366,415             0.0%
    Tower, Ltd.                                                2,501,452   3,539,982             0.0%
    Warehouse Group, Ltd. (The)                                   11,150      20,597             0.0%
                                                                         -----------             ---
TOTAL NEW ZEALAND                                                         61,016,560             0.5%
                                                                         -----------             ---
NORWAY -- (0.6%)
#*  Akastor ASA                                                  503,287     656,593             0.0%
#   Aker ASA Class A                                              40,040     788,609             0.0%
#*  Archer                                                       495,654     596,179             0.0%
    Austevoll Seafood ASA                                      1,187,524   7,303,127             0.1%
    Bonheur ASA                                                  187,556   1,269,110             0.0%
    BW LPG, Ltd.                                                  25,795     174,997             0.0%
    BW Offshore, Ltd.                                          7,205,289   3,004,088             0.0%
    Deep Sea Supply P.L.C.                                     1,158,674     245,029             0.0%
*   DOF ASA                                                      534,586     338,024             0.0%
*   Electromagnetic GeoServices ASA                               49,839       3,771             0.0%
    Farstad Shipping ASA                                         207,855     291,151             0.0%
#*  Fred Olsen Energy ASA                                        390,191   1,823,542             0.0%
#*  Frontline, Ltd.                                              432,541   1,351,549             0.0%
    Ganger Rolf ASA                                              378,681   2,385,068             0.0%
    Grieg Seafood ASA                                             70,429     251,572             0.0%
*   Kongsberg Automotive ASA                                  10,112,674   5,845,576             0.1%
#   Kvaerner ASA                                               1,426,638     898,909             0.0%
#*  Norske Skogindustrier ASA                                  6,175,795   1,664,929             0.0%
*   Odfjell SE Class A                                           228,517     725,279             0.0%
*   Panoro Energy ASA                                          2,029,268     151,943             0.0%
#   Petroleum Geo-Services ASA                                 4,756,637  19,902,931             0.2%
    Prosafe SE                                                 1,062,508   2,947,106             0.0%
#*  REC Silicon ASA                                           32,900,318   5,913,670             0.1%
*   Sevan Marine ASA                                             503,608     942,552             0.0%
*   Siem Offshore, Inc.                                          580,412     122,617             0.0%
#   Solstad Offshore ASA                                         350,484   1,069,817             0.0%
#*  Songa Offshore                                             3,821,897     539,144             0.0%
    SpareBank 1 SMN                                              780,617   4,894,462             0.0%
    SpareBank 1 SR-Bank ASA                                      134,433     642,166             0.0%
    Stolt-Nielsen, Ltd.                                          283,896   3,836,048             0.0%
    Wilh Wilhelmsen Holding ASA Class A                          244,279   4,903,181             0.1%
                                                                         -----------             ---
TOTAL NORWAY                                                              75,482,739             0.6%
                                                                         -----------             ---
PORTUGAL -- (0.3%)
#*  Banco BPI SA                                               6,819,283   8,272,301             0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                        PERCENTAGE
                                                                SHARES      VALUE++   OF NET ASSETS**
                                                              ----------- ----------- ---------------
PORTUGAL -- (Continued)
#*  Banco Comercial Portugues SA Class R                      197,245,702 $11,306,631             0.1%
    Corticeira Amorim SGPS SA                                   1,975,399  10,646,898             0.1%
    EDP Renovaveis SA                                             159,204   1,154,992             0.0%
    Mota-Engil SGPS SA                                            228,675     572,009             0.0%
*   Papelaria Fernandes-Industria e Comercia SA                     2,000          --             0.0%
    Portucel SA                                                   300,941   1,225,181             0.0%
*   Sonae Capital SGPS SA                                         250,905     116,343             0.0%
*   Sonae Industria SGPS SA                                   142,856,395   1,426,710             0.0%
    Sonae SGPS SA                                               1,335,904   1,596,133             0.0%
    Teixeira Duarte SA                                            155,322      77,566             0.0%
                                                                          -----------             ---
TOTAL PORTUGAL                                                             36,394,764             0.3%
                                                                          -----------             ---
SINGAPORE -- (1.3%)
*   Abterra, Ltd.                                                  52,000      13,958             0.0%
#   ASL Marine Holdings, Ltd.                                   1,221,800     316,044             0.0%
#*  Ausgroup, Ltd.                                              4,157,600     455,345             0.0%
    Banyan Tree Holdings, Ltd.                                     59,000      21,061             0.0%
#*  Biosensors International Group, Ltd.                       15,735,100   7,637,853             0.1%
    Bonvests Holdings, Ltd.                                     1,303,080   1,157,971             0.0%
*   Broadway Industrial Group, Ltd.                             3,925,267     501,699             0.0%
    China Aviation Oil Singapore Corp., Ltd.                       17,700       9,082             0.0%
*   China Environment, Ltd.                                       879,800      59,351             0.0%
#   China Merchants Holdings Pacific, Ltd.                      2,596,245   1,768,141             0.0%
#   Chip Eng Seng Corp., Ltd.                                   9,728,598   4,756,298             0.1%
    Chuan Hup Holdings, Ltd.                                    7,213,600   1,774,399             0.0%
#   Cosco Corp. Singapore, Ltd.                                 7,076,400   1,894,247             0.0%
    Creative Technology, Ltd.                                     773,400     726,902             0.0%
*   CSC Holdings, Ltd.                                            348,000       8,111             0.0%
*   Delong Holdings, Ltd.                                         617,000      45,570             0.0%
*   DMX Technologies Group, Ltd.                                3,585,000     220,080             0.0%
    EnGro Corp., Ltd.                                             115,500      86,062             0.0%
*   Excel Machine Tools, Ltd.                                     473,000          --             0.0%
#   Ezion Holdings, Ltd.                                        7,899,000   3,932,911             0.1%
#*  Ezra Holdings, Ltd.                                        78,698,309   6,848,646             0.1%
    Falcon Energy Group, Ltd.                                     389,700      66,814             0.0%
    Far East Orchard, Ltd.                                      5,025,120   5,392,862             0.1%
    First Sponsor Group, Ltd.                                     900,487     789,594             0.0%
    Frasers Centrepoint, Ltd.                                     176,100     204,772             0.0%
    Fu Yu Corp., Ltd.                                             106,600      12,410             0.0%
    GK Goh Holdings, Ltd.                                       2,289,574   1,347,119             0.0%
    Global Premium Hotels, Ltd.                                    37,000       7,641             0.0%
*   GMG Global, Ltd.                                              198,690      54,519             0.0%
#   Golden Agri-Resources, Ltd.                                13,492,200   3,744,386             0.0%
    GP Batteries International, Ltd.                              311,400     194,591             0.0%
    GP Industries, Ltd.                                         2,112,708   1,028,383             0.0%
    GuocoLand, Ltd.                                                79,800     105,927             0.0%
*   Hanwell Holdings, Ltd.                                      6,552,043   1,235,347             0.0%
*   HG Metal Manufacturing, Ltd.                                1,080,000      33,135             0.0%
    Hi-P International, Ltd.                                      500,900     185,948             0.0%
    Hiap Hoe, Ltd.                                                 43,100      21,572             0.0%
#   Ho Bee Land, Ltd.                                           6,742,800   9,473,035             0.1%
    Hong Fok Corp., Ltd.                                        7,146,600   3,673,895             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                              ---------- ----------- ---------------
SINGAPORE -- (Continued)
#   Hong Leong Asia, Ltd.                                      1,048,900 $   639,834             0.0%
#   Hotel Grand Central, Ltd.                                  2,873,719   2,622,178             0.0%
    Hour Glass, Ltd. (The)                                     1,136,260     596,032             0.0%
    Hwa Hong Corp., Ltd.                                       1,010,000     234,893             0.0%
    Indofood Agri Resources, Ltd.                              9,674,400   3,926,084             0.0%
*   InnoTek, Ltd.                                              4,011,600     499,037             0.0%
    IPC Corp., Ltd.                                            1,555,790   1,506,237             0.0%
    Isetan Singapore, Ltd.                                       166,500     531,818             0.0%
*   Jurong Technologies Industrial Corp., Ltd.                 3,391,000          --             0.0%
    K1 Ventures, Ltd.                                         13,192,700   1,884,478             0.0%
    Koh Brothers Group, Ltd.                                   1,464,000     319,161             0.0%
*   KS Energy, Ltd.                                               16,000       4,109             0.0%
*   Li Heng Chemical Fibre Technologies, Ltd.                  2,232,300     824,974             0.0%
    Lian Beng Group, Ltd.                                      3,589,800   1,354,064             0.0%
#*  Linc Energy, Ltd.                                          1,542,814     177,040             0.0%
    Low Keng Huat Singapore, Ltd.                                252,600     112,556             0.0%
#   Lum Chang Holdings, Ltd.                                   1,565,200     435,920             0.0%
*   Marco Polo Marine, Ltd.                                      129,000      19,635             0.0%
#   Mermaid Maritime PCL                                       3,675,000     461,155             0.0%
    Metro Holdings, Ltd.                                      10,281,260   6,595,161             0.1%
    Mewah International, Inc.                                     56,000      12,370             0.0%
#   Midas Holdings, Ltd.                                      30,583,700   6,839,711             0.1%
#   Nam Cheong, Ltd.                                           1,168,000     139,521             0.0%
#*  Neptune Orient Lines, Ltd.                                 6,991,500   4,952,077             0.1%
#   Noble Group, Ltd.                                         43,300,800  15,546,684             0.1%
    NSL, Ltd.                                                    615,900     616,061             0.0%
*   Otto Marine, Ltd.                                            724,090     194,156             0.0%
    OUE, Ltd.                                                    701,100     896,003             0.0%
#   Pacific Radiance, Ltd.                                     2,093,700     566,529             0.0%
    Penguin International, Ltd.                                  118,400      12,641             0.0%
    QAF, Ltd.                                                  3,785,379   2,819,185             0.0%
#   Raffles Education Corp., Ltd.                             14,087,300   2,916,209             0.0%
#   Rickmers Maritime                                            304,866      44,448             0.0%
    Rotary Engineering, Ltd.                                      27,600       7,778             0.0%
*   S I2I, Ltd.                                                   13,070       7,389             0.0%
    San Teh, Ltd.                                                454,000      77,875             0.0%
    Sing Holdings, Ltd.                                          399,000      85,311             0.0%
#   Sing Investments & Finance, Ltd.                             144,600     127,649             0.0%
    Singapore Reinsurance Corp., Ltd.                          2,999,110     706,074             0.0%
    Singapore Shipping Corp., Ltd.                               254,400      53,409             0.0%
    Singapura Finance, Ltd.                                      210,000     142,074             0.0%
#*  Sino Grandness Food Industry Group, Ltd.                   8,561,200   2,123,457             0.0%
#   Stamford Land Corp., Ltd.                                  3,877,000   1,426,788             0.0%
    Sunningdale Tech, Ltd.                                     2,292,480   1,388,635             0.0%
#*  SunVic Chemical Holdings, Ltd.                             7,848,100   1,310,368             0.0%
#*  Swiber Holdings, Ltd.                                     12,160,800   2,247,487             0.0%
#   Tat Hong Holdings, Ltd.                                    1,987,300     792,220             0.0%
    Tiong Woon Corp. Holding, Ltd.                             7,847,500   1,144,159             0.0%
    Tuan Sing Holdings, Ltd.                                  17,643,475   4,275,215             0.1%
    UMS Holdings, Ltd.                                         3,385,550   1,217,754             0.0%
    United Engineers, Ltd.                                     9,808,732  13,889,813             0.1%
#   United Industrial Corp., Ltd.                              4,079,768   8,962,906             0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                        PERCENTAGE
                                                                SHARES     VALUE++    OF NET ASSETS**
                                                              ---------- ------------ ---------------
SINGAPORE -- (Continued)
    UOB-Kay Hian Holdings, Ltd.                                   19,100 $     19,635             0.0%
#*  Vard Holdings, Ltd.                                       12,146,900    3,285,585             0.0%
    Venture Corp., Ltd.                                           22,400      132,008             0.0%
#   Vibrant Group, Ltd.                                          535,600      139,247             0.0%
    Wee Hur Holdings, Ltd.                                        94,000       19,806             0.0%
#   Wheelock Properties Singapore, Ltd.                        2,039,200    2,216,574             0.0%
#   Wing Tai Holdings, Ltd.                                   10,859,154   13,513,380             0.1%
    Yeo Hiap Seng, Ltd.                                          877,157      843,251             0.0%
    YHI International, Ltd.                                       31,000        3,801             0.0%
*   Yongnam Holdings, Ltd.                                       409,750      113,849             0.0%
                                                                         ------------             ---
TOTAL SINGAPORE                                                           178,379,139             1.4%
                                                                         ------------             ---
SPAIN -- (2.6%)
#   Abengoa SA Class A                                           697,318      828,755             0.0%
    Abengoa SA Class B                                         4,560,901    4,417,240             0.0%
    Acciona SA                                                   539,610   45,267,657             0.4%
#   Acerinox SA                                                1,268,544   13,705,800             0.1%
#   Adveo Group International SA                                  86,005      491,548             0.0%
    Almirall SA                                                   60,088    1,156,593             0.0%
    Applus Services SA                                            25,102      223,349             0.0%
    Azkoyen SA                                                     2,580        8,328             0.0%
    Bankinter SA                                               6,868,337   49,672,900             0.4%
*   Baron de Ley                                                  21,373    2,182,371             0.0%
#*  Caja de Ahorros del Mediterraneo                             298,813           --             0.0%
#*  Cementos Portland Valderrivas SA                             201,534    1,131,118             0.0%
#   Construcciones y Auxiliar de Ferrocarriles SA                 12,346    3,446,346             0.0%
    Duro Felguera SA                                             194,565      457,071             0.0%
    Ebro Foods SA                                              1,022,829   19,373,014             0.2%
    Elecnor SA                                                    16,864      149,117             0.0%
    Ence Energia y Celulosa SA                                 3,909,408   13,664,640             0.1%
#*  Ercros SA                                                  1,447,582    1,296,625             0.0%
*   Espanola del Zinc SA                                          53,703           --             0.0%
#   Fluidra SA                                                   203,919      715,633             0.0%
*   Fomento de Construcciones y Contratas SA                     291,856    2,221,846             0.0%
    Gamesa Corp. Tecnologica SA                                5,251,272   82,882,676             0.7%
    Grupo Catalana Occidente SA                                  194,653    6,035,471             0.1%
#   Iberpapel Gestion SA                                         104,129    1,891,262             0.0%
#*  Indra Sistemas SA                                            685,423    7,332,938             0.1%
*   Liberbank SA                                               1,302,430      805,483             0.0%
#   Melia Hotels International SA                              1,144,038   16,519,952             0.1%
    Miquel y Costas & Miquel SA                                   33,225    1,186,969             0.0%
*   NH Hotel Group SA                                          2,908,197   17,774,540             0.1%
    Nmas1 Dinamia SA                                              44,356      385,166             0.0%
    Obrascon Huarte Lain SA(BZBWTC4)                           1,712,672   13,737,084             0.1%
#   Obrascon Huarte Lain SA(5379749)                             856,336    6,849,138             0.1%
    Papeles y Cartones de Europa SA                            1,030,898    5,848,228             0.0%
*   Pescanova SA                                                 338,483           --             0.0%
*   Promotora de Informaciones SA Class A                          7,451       41,323             0.0%
*   Realia Business SA                                            56,325       44,269             0.0%
#   Sacyr SA                                                   7,857,658   19,769,590             0.2%
*   Sociedad Nacional de Industrias Apicaciones Celulosa
      Espanola SA                                                370,644       14,979             0.0%
#*  Solaria Energia y Medio Ambiente SA                          479,490      407,190             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                               SHARES     VALUE++    OF NET ASSETS**
                                                              --------- ------------ ---------------
SPAIN -- (Continued)
#   Tubacex SA                                                  372,872 $    799,374             0.0%
#   Tubos Reunidos SA                                           177,490      186,188             0.0%
*   Vocento SA                                                   53,709      101,330             0.0%
                                                                        ------------             ---
TOTAL SPAIN                                                              343,023,101             2.7%
                                                                        ------------             ---
SWEDEN -- (3.1%)
#   AAK AB                                                        4,300      309,613             0.0%
    Acando AB                                                   861,800    1,405,102             0.0%
    AddNode Group AB                                             37,990      258,951             0.0%
    AF AB Class B                                               266,891    3,946,871             0.0%
*   Arise AB                                                     77,120      151,484             0.0%
    B&B Tools AB Class B                                        273,687    3,572,361             0.0%
    Beijer Alma AB                                                4,353      100,876             0.0%
    Beijer Ref AB Class B                                       179,766    3,995,109             0.0%
    Bilia AB Class A                                            831,868   17,436,237             0.1%
    BillerudKorsnas AB                                        3,045,617   55,117,537             0.4%
    Biotage AB                                                  870,695    1,974,146             0.0%
#   Bjorn Borg AB                                               135,775      457,767             0.0%
    Bure Equity AB                                            1,155,230    7,492,824             0.1%
#   Catena AB                                                    92,379    1,301,140             0.0%
    Cavotec SA                                                    8,576       26,719             0.0%
*   Cloetta AB Class B                                        3,130,816    9,329,264             0.1%
    Com Hem Holding AB                                           19,490      166,494             0.0%
    Concentric AB                                               462,532    5,350,612             0.1%
#*  Concordia Maritime AB Class B                               420,739      885,118             0.0%
    CyberCom Group AB                                           939,880      253,375             0.0%
#*  Doro AB                                                     178,283    1,043,573             0.0%
    Duni AB                                                     244,895    3,715,907             0.0%
*   East Capital Explorer AB                                     69,522      407,097             0.0%
#*  Eniro AB                                                  9,672,495    1,476,269             0.0%
#   FinnvedenBulten AB                                          279,499    2,751,675             0.0%
    Gunnebo AB                                                  643,284    2,979,147             0.0%
    Haldex AB                                                 1,170,266   11,294,701             0.1%
    Holmen AB Class B                                         1,321,774   39,844,648             0.3%
    Industrial & Financial Systems Class B                       36,424    1,407,142             0.0%
    KappAhl AB                                                  920,406    3,120,075             0.0%
*   Karolinska Development AB Class B                            16,910       19,802             0.0%
    KNOW IT AB                                                  232,421    1,478,428             0.0%
    Lagercrantz Group AB Class B                                568,599    4,305,675             0.0%
#   Lindab International AB                                   1,070,393    7,306,005             0.1%
    Loomis AB Class B                                            71,565    1,857,336             0.0%
    Meda AB Class A                                           1,196,664   17,562,485             0.2%
#*  Medivir AB Class B                                          204,124    1,814,071             0.0%
    Mekonomen AB                                                 22,302      527,804             0.0%
#   Micronic Mydata AB                                        1,606,005   11,452,445             0.1%
    Modern Times Group MTG AB Class B                           249,828    7,086,828             0.1%
    MQ Holding AB                                               450,678    2,248,176             0.0%
#*  Net Insight AB Class B                                    3,617,037    1,140,665             0.0%
#   New Wave Group AB Class B                                 1,147,786    5,099,063             0.1%
#   Nobia AB                                                    514,144    6,296,784             0.1%
    Nolato AB Class B                                           169,628    4,653,406             0.0%
    Nordnet AB Class B                                           68,823      244,112             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                               SHARES     VALUE++    OF NET ASSETS**
                                                              --------- ------------ ---------------
SWEDEN -- (Continued)
#   Opus Group AB                                               250,358 $    163,418             0.0%
    Peab AB                                                   3,137,500   23,984,456             0.2%
    Proact IT Group AB                                           44,230      669,145             0.0%
#   Proffice AB Class B                                         342,770      827,810             0.0%
    Ratos AB Class B                                          1,040,345    6,072,281             0.1%
    Recipharm AB Class B                                          4,865       83,378             0.0%
    Rezidor Hotel Group AB                                      175,899      746,122             0.0%
    Saab AB Class B                                           1,006,274   28,338,776             0.2%
#*  SAS AB                                                    4,925,042    9,498,650             0.1%
    Semcon AB                                                    45,258      193,997             0.0%
    SkiStar AB                                                   78,820    1,144,860             0.0%
#*  SSAB AB Class A(B17H0S8)                                  1,869,570    6,740,489             0.1%
#*  SSAB AB Class A(BPRBWK4)                                    906,478    3,285,917             0.0%
*   SSAB AB Class B(B17H3F6)                                  1,184,282    3,737,788             0.0%
*   SSAB AB Class B(BPRBWM6)                                  2,289,990    7,292,819             0.1%
    Sweco AB                                                      7,718      112,916             0.0%
*   Swedish Orphan Biovitrum AB                                 365,165    5,543,784             0.1%
    Systemair AB                                                 19,727      263,990             0.0%
*   Transcom Worldwide AB                                       104,324      981,609             0.0%
    Trelleborg AB Class B                                     3,502,052   59,003,141             0.5%
                                                                        ------------             ---
TOTAL SWEDEN                                                             413,350,265             3.3%
                                                                        ------------             ---
SWITZERLAND -- (3.8%)
#*  AFG Arbonia-Forster Holding AG                              755,313    7,315,727             0.1%
    Allreal Holding AG                                          189,860   25,158,988             0.2%
    Alpiq Holding AG                                             23,674    2,499,771             0.0%
    ALSO Holding AG                                               9,201      563,009             0.0%
    Autoneum Holding AG                                           8,790    1,613,639             0.0%
    Baloise Holding AG                                          332,556   39,872,396             0.3%
    Bank Coop AG                                                 22,221      921,415             0.0%
    Banque Cantonale de Geneve                                   13,109    3,395,736             0.0%
#   Banque Cantonale du Jura                                      7,739      458,957             0.0%
    Banque Cantonale Vaudoise                                    17,112   10,537,834             0.1%
    Basler Kantonalbank                                           7,863      536,460             0.0%
    Bell AG                                                         561    1,541,964             0.0%
    Bellevue Group AG                                            66,907      940,361             0.0%
#   Berner Kantonalbank AG                                       12,555    2,336,529             0.0%
    Bobst Group SA                                              210,754    8,929,684             0.1%
    Carlo Gavazzi Holding AG                                      7,421    1,560,850             0.0%
    Cham Paper Holding AG                                        11,215    2,852,465             0.0%
#*  Charles Voegele Holding AG                                  182,020    1,618,357             0.0%
    Cicor Technologies                                           11,875      288,401             0.0%
    Cie Financiere Tradition SA                                   8,905      557,509             0.0%
    Coltene Holding AG                                           51,563    3,370,315             0.0%
    Conzzeta AG                                                  15,479    9,606,922             0.1%
    Daetwyler Holding AG                                        123,502   17,313,511             0.1%
    EFG International AG                                        844,475    8,489,646             0.1%
    Emmi AG                                                      38,809   17,554,894             0.2%
    Energiedienst Holding AG                                      3,690       93,161             0.0%
    Flughafen Zuerich AG                                         40,755   30,846,577             0.3%
    Forbo Holding AG                                              8,079    9,187,354             0.1%
    GAM Holding AG                                            1,949,972   35,669,773             0.3%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                               SHARES     VALUE++    OF NET ASSETS**
                                                              --------- ------------ ---------------
SWITZERLAND -- (Continued)
    Georg Fischer AG                                             21,492 $ 13,204,728             0.1%
    Gurit Holding AG                                             10,019    5,602,856             0.1%
    Helvetia Holding AG                                         165,730   86,680,411             0.7%
    HOCHDORF Holding AG                                           5,613      946,796             0.0%
    Huber & Suhner AG                                            35,500    1,532,315             0.0%
    Implenia AG                                                 248,370   12,310,072             0.1%
    Intershop Holding AG                                          4,404    1,869,464             0.0%
    Jungfraubahn Holding AG                                       5,465      523,443             0.0%
    Kardex AG                                                    45,213    3,374,864             0.0%
    Komax Holding AG                                             12,681    2,110,481             0.0%
    Kudelski SA                                                 205,602    2,763,466             0.0%
    Kuoni Reisen Holding AG                                       4,677      968,381             0.0%
    Liechtensteinische Landesbank AG                             57,552    2,050,182             0.0%
#   Luzerner Kantonalbank AG                                      5,869    2,164,519             0.0%
    MCH Group AG                                                  7,768      464,095             0.0%
    Metall Zug AG                                                    50      127,489             0.0%
#*  Meyer Burger Technology AG                                  584,844    4,180,843             0.0%
    Micronas Semiconductor Holding AG                           120,824      514,597             0.0%
    Mikron Holding AG                                            34,910      222,315             0.0%
    Mobimo Holding AG                                            37,662    8,122,438             0.1%
    OC Oerlikon Corp. AG                                         46,875      449,808             0.0%
*   Orascom Development Holding AG                               87,809    1,148,557             0.0%
#*  Orell Fuessli Holding AG                                        343       38,528             0.0%
    Orior AG                                                     19,456    1,091,856             0.0%
    Phoenix Mecano AG                                             1,038      493,066             0.0%
*   Plazza AG                                                    14,793    2,939,950             0.0%
    Rieter Holding AG                                            10,828    1,785,417             0.0%
#   Romande Energie Holding SA                                    3,914    3,688,646             0.0%
*   Schmolz + Bickenbach AG                                   9,717,658    5,300,516             0.1%
    Schweiter Technologies AG                                     2,822    2,259,442             0.0%
    SFS Group AG                                                  1,621      104,492             0.0%
    Siegfried Holding AG                                         30,458    6,099,957             0.1%
    St Galler Kantonalbank AG                                    24,019    8,685,374             0.1%
#   Sulzer AG                                                   206,717   20,887,864             0.2%
    Swissquote Group Holding SA                                  19,398      467,100             0.0%
    Tamedia AG                                                    8,201    1,382,250             0.0%
#*  Tornos Holding AG                                            16,767       51,857             0.0%
*   Valartis Group AG                                             1,880       23,580             0.0%
    Valiant Holding AG                                          121,702   14,050,608             0.1%
    Valora Holding AG                                            63,156   12,701,932             0.1%
    Vaudoise Assurances Holding SA                               22,164   11,480,500             0.1%
    Vetropack Holding AG                                            915    1,408,678             0.0%
    Vontobel Holding AG                                         160,772    7,920,876             0.1%
    VP Bank AG                                                    7,819      628,519             0.0%
    Zehnder Group AG                                             50,769    1,729,034             0.0%
    Zug Estates Holding AG                                          372      535,946             0.0%
    Zuger Kantonalbank AG                                           104      488,426             0.0%
                                                                        ------------             ---
TOTAL SWITZERLAND                                                        503,208,739             4.0%
                                                                        ------------             ---
UNITED KINGDOM -- (18.4%)
    Acacia Mining P.L.C.                                      2,109,988    6,258,358             0.1%
    Acal P.L.C.                                                 569,518    2,204,009             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                        PERCENTAGE
                                                                SHARES     VALUE++    OF NET ASSETS**
                                                              ---------- ------------ ---------------
UNITED KINGDOM -- (Continued)
#   Afren P.L.C.                                               2,935,351 $     80,774             0.0%
#   Alent P.L.C.                                               5,124,302   39,195,769             0.3%
    Alumasc Group P.L.C. (The)                                   555,998    1,607,237             0.0%
    Amec Foster Wheeler P.L.C.                                 1,659,888   18,162,848             0.1%
    Amlin P.L.C.                                              11,787,486  119,607,720             1.0%
    Anglo Pacific Group P.L.C.                                   952,834    1,051,658             0.0%
    Anglo-Eastern Plantations P.L.C.                             233,301    2,142,593             0.0%
    Ashtead Group P.L.C.                                       1,530,962   23,539,676             0.2%
    Avesco Group P.L.C.                                           84,124      296,972             0.0%
*   Balfour Beatty P.L.C.                                         69,715      267,201             0.0%
    Bank of Georgia Holdings P.L.C.                              124,835    3,843,519             0.0%
    Barratt Developments P.L.C.                               10,580,896   99,676,961             0.8%
    BBA Aviation P.L.C.                                        3,509,623   10,310,259             0.1%
    Beazley P.L.C.                                            13,060,807   73,005,996             0.6%
    Bellway P.L.C.                                             3,413,413  136,341,269             1.1%
    Berendsen P.L.C.                                             496,720    7,831,521             0.1%
    Berkeley Group Holdings P.L.C.                               210,227   10,729,681             0.1%
    Bloomsbury Publishing P.L.C.                                  94,994      243,785             0.0%
    Bodycote P.L.C.                                            5,005,641   39,543,967             0.3%
    Bovis Homes Group P.L.C.                                   3,903,677   61,574,477             0.5%
    Braemar Shipping Services P.L.C.                              17,118      124,090             0.0%
    British Polythene Industries P.L.C.                          302,851    3,501,274             0.0%
    Bwin Party Digital Entertainment P.L.C.                    3,218,712    5,546,469             0.0%
*   Cairn Energy P.L.C.                                          472,306    1,087,049             0.0%
    Camellia P.L.C.                                                2,597      383,296             0.0%
    Cape P.L.C.                                                  290,689    1,029,757             0.0%
    Carclo P.L.C.                                                114,055      211,157             0.0%
    Carillion P.L.C.                                           7,153,382   33,652,270             0.3%
    Carr's Group P.L.C.                                          455,101    1,066,697             0.0%
    Castings P.L.C.                                              420,624    2,882,181             0.0%
    Centamin P.L.C.                                           13,982,000   13,677,217             0.1%
    Centaur Media P.L.C.                                         131,854      163,253             0.0%
    Chemring Group P.L.C.                                        923,492    2,448,619             0.0%
    Chesnara P.L.C.                                              445,180    2,238,425             0.0%
    Cineworld Group P.L.C.                                         4,614       39,200             0.0%
    Clarkson P.L.C.                                                6,717      250,697             0.0%
    Close Brothers Group P.L.C.                                1,616,941   36,433,425             0.3%
    Communisis P.L.C.                                          2,231,818    1,790,665             0.0%
    Computacenter P.L.C.                                       1,629,856   18,991,812             0.2%
    Countrywide P.L.C.                                           257,063    1,841,947             0.0%
    Cranswick P.L.C.                                              55,277    1,463,232             0.0%
    Crest Nicholson Holdings P.L.C.                              259,350    2,169,338             0.0%
    Creston P.L.C.                                               187,426      436,229             0.0%
    Daejan Holdings P.L.C.                                        67,411    6,581,969             0.1%
    Dairy Crest Group P.L.C.                                     721,371    7,147,690             0.1%
    Debenhams P.L.C.                                          10,598,804   14,576,413             0.1%
    Development Securities P.L.C.                              2,270,152    8,338,844             0.1%
    Dixons Carphone P.L.C.                                     8,314,597   59,025,993             0.5%
    Drax Group P.L.C.                                            987,136    3,958,276             0.0%
    DS Smith P.L.C.                                           11,987,755   71,426,767             0.6%
    Electrocomponents P.L.C.                                     153,836      485,665             0.0%
    Elementis P.L.C.                                           3,002,671   10,825,691             0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                        PERCENTAGE
                                                                SHARES     VALUE++    OF NET ASSETS**
                                                              ---------- ------------ ---------------
UNITED KINGDOM -- (Continued)
*   EnQuest P.L.C.                                             1,674,306 $    697,284             0.0%
*   Enterprise Inns P.L.C.                                    11,247,447   18,599,294             0.2%
*   Evraz P.L.C.                                               3,738,268    4,868,634             0.0%
    Fenner P.L.C.                                                406,357      953,015             0.0%
    Ferrexpo P.L.C.                                            1,216,347      639,459             0.0%
*   Findel P.L.C.                                                 10,667       41,176             0.0%
*   Firstgroup P.L.C.                                          8,399,902   12,502,325             0.1%
    Fuller Smith & Turner P.L.C. Class A                           2,032       36,965             0.0%
*   Future P.L.C.                                              1,700,000      287,577             0.0%
    Galliford Try P.L.C.                                         839,270   19,332,914             0.2%
    Gem Diamonds, Ltd.                                         2,114,865    3,229,967             0.0%
    Grafton Group P.L.C.                                       2,267,395   23,561,659             0.2%
    Greene King P.L.C.                                         6,823,885   84,418,489             0.7%
    Gulf Marine Services P.L.C.                                    6,052       10,864             0.0%
    Harvey Nash Group P.L.C.                                     643,358      922,875             0.0%
*   Harworth Group P.L.C.                                      1,041,912      194,740             0.0%
    Headlam Group P.L.C.                                          41,310      344,346             0.0%
    Helical Bar P.L.C.                                         2,418,645   16,460,419             0.1%
    HellermannTyton Group P.L.C.                                   6,928       50,579             0.0%
    Henry Boot P.L.C.                                          1,114,914    3,961,634             0.0%
    Hiscox, Ltd.                                               7,389,714  109,890,800             0.9%
#*  Hochschild Mining P.L.C.                                     382,457      434,712             0.0%
    Home Retail Group P.L.C.                                  17,574,564   30,376,464             0.2%
    Hunting P.L.C.                                             1,520,638    8,428,747             0.1%
    Huntsworth P.L.C.                                          2,986,897    1,744,236             0.0%
    Inchcape P.L.C.                                            8,303,813  102,124,033             0.8%
    Innovation Group P.L.C.                                    1,272,320      778,583             0.0%
    Intermediate Capital Group P.L.C.                          1,299,809   11,312,787             0.1%
*   International Ferro Metals, Ltd.                           1,703,051       23,629             0.0%
    Interserve P.L.C.                                          1,017,026    8,690,365             0.1%
*   IP Group P.L.C.                                              118,707      434,252             0.0%
    John Wood Group P.L.C.                                     4,155,156   38,145,889             0.3%
*   Johnston Press P.L.C.                                        121,214      127,770             0.0%
    Just Retirement Group P.L.C.                                  53,998      137,854             0.0%
#*  KAZ Minerals P.L.C.                                        1,751,841    3,133,014             0.0%
    Keller Group P.L.C.                                          879,807   11,025,920             0.1%
    Kier Group P.L.C.                                             18,615      394,289             0.0%
    Laird P.L.C.                                               3,662,664   19,081,897             0.2%
*   Lamprell P.L.C.                                            1,423,212    2,614,707             0.0%
    Lancashire Holdings, Ltd.                                  2,871,462   31,455,970             0.3%
    Lavendon Group P.L.C.                                      1,892,256    4,373,781             0.0%
*   Lonmin P.L.C.                                                239,312       93,919             0.0%
    Lookers P.L.C.                                               472,994    1,279,804             0.0%
    Low & Bonar P.L.C.                                         3,314,043    3,420,334             0.0%
    Man Group P.L.C.                                          18,990,024   48,741,131             0.4%
    Management Consulting Group P.L.C.                         3,120,329      707,657             0.0%
    Marshalls P.L.C.                                           1,522,996    8,111,583             0.1%
    Marston's P.L.C.                                          14,271,663   35,497,659             0.3%
    Mears Group P.L.C.                                           115,277      735,956             0.0%
    Meggitt P.L.C.                                             2,407,702   13,116,410             0.1%
    Melrose Industries P.L.C.                                  4,733,472   19,365,213             0.2%
    Millennium & Copthorne Hotels P.L.C.                       4,639,102   34,384,667             0.3%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                        PERCENTAGE
                                                                SHARES     VALUE++    OF NET ASSETS**
                                                              ---------- ------------ ---------------
UNITED KINGDOM -- (Continued)
*   Mitchells & Butlers P.L.C.                                 5,730,384 $ 31,239,191             0.3%
    MJ Gleeson P.L.C.                                            624,202    4,701,276             0.0%
    Mondi P.L.C.                                                 468,739   10,839,186             0.1%
    Morgan Sindall Group P.L.C.                                  113,982    1,308,242             0.0%
*   Mothercare P.L.C.                                            205,544      749,536             0.0%
    N Brown Group P.L.C.                                         256,943    1,481,446             0.0%
    National Express Group P.L.C.                              5,190,937   23,925,859             0.2%
*   New World Resources P.L.C. Class A                            32,193          241             0.0%
    Northgate P.L.C.                                           2,529,351   15,780,193             0.1%
    Novae Group P.L.C.                                           696,796    9,356,275             0.1%
*   Ophir Energy P.L.C.                                           57,933       85,450             0.0%
    Pace P.L.C.                                                  655,580    3,756,820             0.0%
    Pendragon P.L.C.                                           7,045,650    4,862,475             0.0%
    Persimmon P.L.C.                                           3,592,202  110,163,844             0.9%
    Petra Diamonds, Ltd.                                          79,307       91,166             0.0%
#*  Petropavlovsk P.L.C.                                       4,066,127      364,322             0.0%
    Phoenix Group Holdings                                     2,022,911   26,601,125             0.2%
*   Premier Foods P.L.C.                                      14,355,305    7,515,635             0.1%
*   Premier Oil P.L.C.                                           806,602      848,758             0.0%
*   Punch Taverns P.L.C.                                         442,614      837,424             0.0%
    Randgold Resources, Ltd.                                      51,630    3,462,661             0.0%
    Redrow P.L.C.                                              5,753,467   41,061,654             0.3%
*   Renold P.L.C.                                              1,042,976    1,040,712             0.0%
    RPS Group P.L.C.                                           1,350,804    4,880,844             0.0%
    S&U P.L.C.                                                     3,598      130,117             0.0%
    SDL P.L.C.                                                   195,650    1,171,791             0.0%
*   Serco Group P.L.C.                                           244,097      352,149             0.0%
    Severfield P.L.C.                                            272,015      257,891             0.0%
    Shanks Group P.L.C.                                        6,429,884    9,390,897             0.1%
    SIG P.L.C.                                                15,686,004   32,200,685             0.3%
    Soco International P.L.C.                                    305,927      829,967             0.0%
    Speedy Hire P.L.C.                                         3,296,808    1,530,455             0.0%
    Spirent Communications P.L.C.                              1,477,197    1,670,658             0.0%
*   Sportech P.L.C.                                              171,230      162,470             0.0%
    St Ives P.L.C.                                             2,260,557    6,445,590             0.1%
    ST Modwen Properties P.L.C.                                3,856,757   26,105,695             0.2%
    Taylor Wimpey P.L.C.                                      35,797,793  109,052,818             0.9%
*   Thomas Cook Group P.L.C.                                  13,744,495   25,993,378             0.2%
    Travis Perkins P.L.C.                                      2,912,406   85,840,797             0.7%
    Treatt P.L.C.                                                118,770      296,461             0.0%
    Trifast P.L.C.                                               885,400    1,531,335             0.0%
    Trinity Mirror P.L.C.                                      6,769,570   17,775,453             0.1%
    TT electronics P.L.C.                                      2,584,878    5,091,494             0.0%
    TUI AG(5666292)                                            3,333,122   61,908,909             0.5%
    TUI AG(B11LJN4)                                              227,447    4,229,539             0.0%
    Tullett Prebon P.L.C.                                      1,360,263    7,356,564             0.1%
    Tyman P.L.C.                                                  54,981      217,639             0.0%
    UTV Media P.L.C.                                              16,358       45,955             0.0%
    Vedanta Resources P.L.C.                                     143,059    1,089,032             0.0%
    Vesuvius P.L.C.                                            5,945,534   32,701,404             0.3%
    Vitec Group P.L.C. (The)                                       1,961       19,411             0.0%
    Vp P.L.C.                                                    304,839    3,471,415             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                          PERCENTAGE
                                                               SHARES       VALUE++     OF NET ASSETS**
                                                              --------- --------------- ---------------
UNITED KINGDOM -- (Continued)
    Weir Group P.L.C. (The)                                     211,002 $     3,466,311             0.0%
*   William Ransom & Son Holding P.L.C.                          65,000              --             0.0%
    Xaar P.L.C.                                                   6,610          52,116             0.0%
    Xchanging P.L.C.                                          1,461,801       3,788,635             0.0%
                                                                        ---------------            ----
TOTAL UNITED KINGDOM                                                      2,461,741,470            19.6%
                                                                        ---------------            ----
UNITED STATES -- (0.0%)
*   Golden Ocean Group, Ltd.                                    336,818         653,559             0.0%
    Ormat Technologies, Inc.                                          1              23             0.0%
                                                                        ---------------            ----
TOTAL UNITED STATES                                                             653,582             0.0%
                                                                        ---------------            ----
TOTAL COMMON STOCKS                                                      12,415,010,912            98.7%
                                                                        ---------------            ----
PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
    Biotest AG                                                   10,298         144,804             0.0%
    Draegerwerk AG & Co. KGaA                                    52,957       3,813,577             0.1%
    STO SE & Co. KGaA                                             3,715         484,225             0.0%
                                                                        ---------------            ----
TOTAL GERMANY                                                                 4,442,606             0.1%
                                                                        ---------------            ----
TOTAL PREFERRED STOCKS                                                        4,442,606             0.1%
                                                                        ---------------            ----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*   Ten Network Holdings, Ltd. Rights 11/12/15                2,770,904              --             0.0%
*   Treasury Wine Estates, Ltd. Rights 11/04/15                 815,835              --             0.0%
                                                                        ---------------            ----
TOTAL AUSTRALIA                                                                      --             0.0%
                                                                        ---------------            ----
AUSTRIA -- (0.0%)
*   Intercell AG Rights                                          41,929              --             0.0%
                                                                        ---------------            ----
FRANCE -- (0.0%)
*   Technicolor SA Rights 11/04/15                                   --              --             0.0%
                                                                        ---------------            ----
HONG KONG -- (0.0%)
*   Miramar Hotel & Investment Warrants 01/19/18                 49,200           8,633             0.0%
                                                                        ---------------            ----
SPAIN -- (0.0%)
*   Papeles y Cartones de Europa SA Rights                    1,030,898         224,458             0.0%
                                                                        ---------------            ----
UNITED KINGDOM -- (0.0%)
*   Hochschild Mining P.L.C. Rights 11/03/15                    139,502          58,603             0.0%
                                                                        ---------------            ----
TOTAL RIGHTS/WARRANTS                                                           291,694             0.0%
                                                                        ---------------            ----
TOTAL INVESTMENT SECURITIES                                              12,419,745,212
                                                                        ---------------

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                               VALUE+
                                                                           ---------------
SECURITIES LENDING COLLATERAL -- (7.2%)
(S)@  DFA Short Term Investment Fund                            82,988,069     960,171,959   7.6%
                                                                           --------------- -----
TOTAL INVESTMENTS -- (100.0%) (Cost $12,064,182,430)                       $13,379,917,171 106.4%
                                                                           =============== =====

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                 LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                               ------------ --------------- ------- ---------------
Common Stocks
   Australia                   $  4,311,392 $   664,084,351   --    $   668,395,743
   Austria                               --     107,187,196   --        107,187,196
   Belgium                               --     148,454,988   --        148,454,988
   Canada                       767,371,559         348,184   --        767,719,743
   China                                 --         634,106   --            634,106
   Denmark                               --     188,746,497   --        188,746,497
   Finland                               --     304,483,919   --        304,483,919
   France                           141,355     533,163,311   --        533,304,666
   Germany                               --     815,651,462   --        815,651,462
   Greece                                --           1,889   --              1,889
   Hong Kong                        295,495     360,114,094   --        360,409,589
   Ireland                               --      59,411,539   --         59,411,539
   Israel                                --      83,495,203   --         83,495,203
   Italy                                 --     581,791,147   --        581,791,147
   Japan                         47,747,966   3,356,854,609   --      3,404,602,575
   Netherlands                           --     317,470,291   --        317,470,291
   New Zealand                           --      61,016,560   --         61,016,560
   Norway                                --      75,482,739   --         75,482,739
   Portugal                              --      36,394,764   --         36,394,764
   Singapore                             --     178,379,139   --        178,379,139
   Spain                                 --     343,023,101   --        343,023,101
   Sweden                                --     413,350,265   --        413,350,265
   Switzerland                           --     503,208,739   --        503,208,739
   United Kingdom                        --   2,461,741,470   --      2,461,741,470
   United States                         --         653,582   --            653,582
Preferred Stocks
   Germany                               --       4,442,606   --          4,442,606
Rights/Warrants
   Australia                             --              --   --                 --
   Austria                               --              --   --                 --
   France                                --              --   --                 --
   Hong Kong                             --           8,633   --              8,633
   Spain                                 --         224,458   --            224,458
   United Kingdom                        --          58,603   --             58,603
Securities Lending Collateral            --     960,171,959   --        960,171,959
                               ------------ ---------------   --    ---------------
TOTAL                          $819,867,767 $12,560,049,404   --    $13,379,917,171
                               ============ ===============   ==    ===============

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
COMMON STOCKS -- (92.9%)
AUSTRALIA -- (5.7%)
#   Acrux, Ltd.                                                  41,436 $   21,635             0.0%
    Adelaide Brighton, Ltd.                                     138,518    411,443             0.0%
*   AED Oil, Ltd.                                                28,704         --             0.0%
#   Ainsworth Game Technology, Ltd.                              52,972    119,266             0.0%
*   Alkane Resources, Ltd.                                        6,922      1,209             0.0%
#   ALS, Ltd.                                                   142,797    519,800             0.1%
    Altium, Ltd.                                                 40,928    130,489             0.0%
#   Alumina, Ltd.                                             1,270,154    974,465             0.1%
    Alumina, Ltd. Sponsored ADR                                     900      2,736             0.0%
    AMA Group, Ltd.                                              36,202     26,613             0.0%
    Amalgamated Holdings, Ltd.                                   33,889    337,477             0.0%
    Amcor, Ltd.                                                  53,068    512,573             0.1%
    AMP, Ltd.                                                   314,443  1,275,321             0.1%
    Ansell, Ltd.                                                 32,584    463,670             0.1%
    AP Eagers, Ltd.                                              23,424    177,624             0.0%
*   APN News & Media, Ltd.                                      286,781    104,473             0.0%
*   Aquarius Platinum, Ltd.                                     146,215     25,358             0.0%
#   ARB Corp., Ltd.                                              20,754    217,539             0.0%
    Ardent Leisure Group                                         10,428     20,607             0.0%
    Aristocrat Leisure, Ltd.                                     70,496    465,338             0.1%
#   Arrium, Ltd.                                              1,567,926    110,789             0.0%
    Asciano, Ltd.                                               331,380  1,929,793             0.1%
*   ASG Group, Ltd.                                             116,867     91,440             0.0%
    ASX, Ltd.                                                     8,033    234,835             0.0%
    Atlas Iron, Ltd.                                            411,111      8,143             0.0%
    Aurizon Holdings, Ltd.                                      174,244    638,868             0.1%
#   Ausdrill, Ltd.                                               89,820     21,961             0.0%
*   Ausenco, Ltd.                                                42,031     11,074             0.0%
#   AusNet Services                                             119,985    123,061             0.0%
    Austal, Ltd.                                                 41,615     67,085             0.0%
#   Austbrokers Holdings, Ltd.                                   13,333     89,517             0.0%
*   Austin Engineering, Ltd.                                      2,785        672             0.0%
    Australia & New Zealand Banking Group, Ltd.                 172,803  3,342,060             0.2%
#*  Australian Agricultural Co., Ltd.                           248,290    265,976             0.0%
    Australian Pharmaceutical Industries, Ltd.                  156,683    220,498             0.0%
    Auswide Bank, Ltd.                                            3,475     13,272             0.0%
    Automotive Holdings Group, Ltd.                             125,471    377,846             0.0%
*   AWE, Ltd.                                                   336,835    150,448             0.0%
#   Bank of Queensland, Ltd.                                    192,544  1,784,997             0.1%
#*  BC Iron, Ltd.                                                41,913      8,036             0.0%
    Beach Energy, Ltd.                                          724,830    329,253             0.0%
#   Beadell Resources, Ltd.                                     414,541     47,334             0.0%
#   Bega Cheese, Ltd.                                            25,909    106,558             0.0%
    Bendigo and Adelaide Bank, Ltd.                             163,979  1,243,971             0.1%
    BHP Billiton, Ltd.                                          314,531  5,158,540             0.3%
    BHP Billiton, Ltd. Sponsored ADR                             10,469    344,325             0.0%
    BigAir Group, Ltd.                                           18,860     12,498             0.0%
*   Billabong International, Ltd.                               269,275    140,557             0.0%
    Blackmores, Ltd.                                              3,596    428,088             0.0%
    BlueScope Steel, Ltd.                                       201,117    633,836             0.1%
#*  Boart Longyear, Ltd.                                        161,114     11,413             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
AUSTRALIA -- (Continued)
    Boral, Ltd.                                                 379,816 $1,452,877             0.1%
#*  Bradken, Ltd.                                                97,128     66,552             0.0%
    Brambles, Ltd.                                               68,694    505,861             0.1%
#   Breville Group, Ltd.                                         32,602    151,958             0.0%
    Brickworks, Ltd.                                             24,832    256,541             0.0%
    BT Investment Management, Ltd.                               13,137    106,236             0.0%
#*  Buru Energy, Ltd.                                            48,867     10,609             0.0%
#   Cabcharge Australia, Ltd.                                    76,619    153,346             0.0%
    Caltex Australia, Ltd.                                        9,675    216,587             0.0%
#   Cardno, Ltd.                                                 83,893    181,427             0.0%
*   Carnarvon Petroleum, Ltd.                                   105,419      8,990             0.0%
#   carsales.com, Ltd.                                           56,024    389,568             0.0%
#   Cash Converters International, Ltd.                         177,688     65,061             0.0%
    Cedar Woods Properties, Ltd.                                 30,546     91,226             0.0%
    Challenger, Ltd.                                            254,723  1,485,348             0.1%
    CIMIC Group, Ltd.                                            18,581    364,247             0.0%
*   Coal of Africa, Ltd.                                         24,372        909             0.0%
    Coca-Cola Amatil, Ltd.                                       42,962    278,017             0.0%
    Cochlear, Ltd.                                                4,240    267,600             0.0%
    Collins Foods, Ltd.                                          18,943     47,441             0.0%
    Commonwealth Bank of Australia                               26,947  1,463,167             0.1%
    Computershare, Ltd.                                          32,124    246,213             0.0%
#   Corporate Travel Management, Ltd.                             7,047     56,293             0.0%
    Credit Corp. Group, Ltd.                                      7,541     47,019             0.0%
    Crown Resorts, Ltd.                                          15,532    125,879             0.0%
#   CSG, Ltd.                                                    87,020     99,652             0.0%
    CSL, Ltd.                                                     6,823    453,527             0.1%
    CSR, Ltd.                                                   304,816    596,735             0.1%
*   Cue Energy Resources, Ltd.                                   31,448      1,578             0.0%
    Decmil Group, Ltd.                                           71,423     47,548             0.0%
#   Dick Smith Holdings, Ltd.                                    22,957     11,334             0.0%
    Domino's Pizza Enterprises, Ltd.                             17,144    566,981             0.1%
    Downer EDI, Ltd.                                            233,103    585,766             0.1%
#*  Drillsearch Energy, Ltd.                                    241,851    135,250             0.0%
    DUET Group                                                  168,855    283,087             0.0%
    DuluxGroup, Ltd.                                             99,568    416,277             0.0%
    Echo Entertainment Group, Ltd.                              428,579  1,548,974             0.1%
*   Elders, Ltd.                                                 13,008     39,521             0.0%
*   Emeco Holdings, Ltd.                                        218,506      8,525             0.0%
#*  Energy Resources of Australia, Ltd.                          65,369     15,796             0.0%
#*  Energy World Corp., Ltd.                                    238,480     42,266             0.0%
    Equity Trustees, Ltd.                                         3,050     50,108             0.0%
    ERM Power, Ltd.                                              53,500     62,529             0.0%
    Euroz, Ltd.                                                   1,190        772             0.0%
    Evolution Mining, Ltd.                                      314,699    313,476             0.0%
    Fairfax Media, Ltd.                                       1,199,785    802,435             0.1%
*   FAR, Ltd.                                                   277,076     16,341             0.0%
    Finbar Group, Ltd.                                           18,455     15,105             0.0%
#*  Fleetwood Corp., Ltd.                                         2,933      3,218             0.0%
#   Flight Centre Travel Group, Ltd.                              6,172    166,049             0.0%
#   Fortescue Metals Group, Ltd.                                462,770    683,807             0.1%
#   G8 Education, Ltd.                                           14,499     30,904             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
AUSTRALIA -- (Continued)
    GBST Holdings, Ltd.                                           9,803 $   27,784             0.0%
#   GrainCorp, Ltd. Class A                                     111,917    717,458             0.1%
    Grange Resources, Ltd.                                      122,656     10,449             0.0%
#   Greencross, Ltd.                                             36,424    161,294             0.0%
    GUD Holdings, Ltd.                                           36,346    207,277             0.0%
    GWA Group, Ltd.                                             113,782    200,094             0.0%
    Hansen Technologies, Ltd.                                    49,234    106,934             0.0%
    Harvey Norman Holdings, Ltd.                                185,775    521,946             0.1%
*   Helloworld, Ltd.                                             13,926      2,856             0.0%
    HFA Holdings, Ltd.                                           53,728    108,525             0.0%
    Hills, Ltd.                                                 108,678     33,584             0.0%
*   Horizon Oil, Ltd.                                           329,531     28,070             0.0%
    Iluka Resources, Ltd.                                        89,729    406,893             0.0%
*   Imdex, Ltd.                                                  49,768      7,993             0.0%
#   IMF Bentham, Ltd.                                             7,953      8,146             0.0%
    Incitec Pivot, Ltd.                                         616,575  1,721,812             0.1%
#   Independence Group NL                                       116,227    227,680             0.0%
*   Infigen Energy                                              164,162     43,673             0.0%
    Infomedia, Ltd.                                             135,504     70,613             0.0%
    Insurance Australia Group, Ltd.                             135,336    537,941             0.1%
#   InvoCare, Ltd.                                               31,470    247,724             0.0%
    IOOF Holdings, Ltd.                                          35,846    237,219             0.0%
    IRESS, Ltd.                                                  29,113    193,894             0.0%
#*  iSelect, Ltd.                                                58,172     62,221             0.0%
    James Hardie Industries P.L.C.                               29,101    376,715             0.0%
    James Hardie Industries P.L.C. Sponsored ADR                    500      6,575             0.0%
#   JB Hi-Fi, Ltd.                                               26,179    333,092             0.0%
*   Kingsgate Consolidated, Ltd.                                 78,969     36,980             0.0%
    Lend Lease Group                                            124,316  1,143,394             0.1%
*   Lonestar Resources, Ltd.                                      1,476      8,135             0.0%
*   Lynas Corp., Ltd.                                         1,823,823     75,247             0.0%
    M2 Group, Ltd.                                               43,573    304,942             0.0%
    MACA, Ltd.                                                   47,320     29,090             0.0%
*   Macmahon Holdings, Ltd.                                     239,512     16,861             0.0%
    Macquarie Atlas Roads Group                                  66,325    191,609             0.0%
    Macquarie Group, Ltd.                                        83,903  5,080,233             0.3%
    Magellan Financial Group, Ltd.                               20,791    331,112             0.0%
    MaxiTRANS Industries, Ltd.                                   43,486     18,000             0.0%
*   Mayne Pharma Group, Ltd.                                    125,458     91,109             0.0%
    McMillan Shakespeare, Ltd.                                   22,094    196,803             0.0%
#   McPherson's, Ltd.                                            18,083      8,801             0.0%
    Medibank Pvt, Ltd.                                           81,220    136,258             0.0%
*   Medusa Mining, Ltd.                                          70,472     28,387             0.0%
    Melbourne IT, Ltd.                                           24,889     33,823             0.0%
#*  Mesoblast, Ltd.                                               6,171     15,006             0.0%
    Metals X, Ltd.                                              102,521    100,538             0.0%
#   Metcash, Ltd.                                               508,332    428,172             0.0%
    Mincor Resources NL                                          60,677     11,226             0.0%
#*  Mineral Deposits, Ltd.                                       28,317      9,677             0.0%
#   Mineral Resources, Ltd.                                      86,351    260,476             0.0%
#   MMA Offshore, Ltd.                                           80,322     23,874             0.0%
#   Monadelphous Group, Ltd.                                     44,913    220,058             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
AUSTRALIA -- (Continued)
#   Mortgage Choice, Ltd.                                      37,287 $   49,899             0.0%
#*  Mount Gibson Iron, Ltd.                                   292,783     44,778             0.0%
#   Myer Holdings, Ltd.                                       510,863    347,346             0.0%
    MyState, Ltd.                                               7,573     23,311             0.0%
    National Australia Bank, Ltd.                              95,889  2,047,676             0.2%
#   Navitas, Ltd.                                              71,507    212,537             0.0%
#*  Nearmap, Ltd.                                             122,963     34,838             0.0%
#   New Hope Corp., Ltd.                                       36,087     49,245             0.0%
*   Newcrest Mining, Ltd.                                     178,408  1,554,158             0.1%
    nib holdings, Ltd.                                         90,108    231,012             0.0%
    Nick Scali, Ltd.                                            5,910     17,924             0.0%
#   Nine Entertainment Co. Holdings, Ltd.                      38,644     42,392             0.0%
    Northern Star Resources, Ltd.                             192,586    375,789             0.0%
#   NRW Holdings, Ltd.                                        133,122     12,891             0.0%
    Nufarm, Ltd.                                               97,765    579,154             0.1%
    Oil Search, Ltd.                                          192,220  1,071,289             0.1%
#   Orica, Ltd.                                               147,743  1,728,354             0.1%
    Origin Energy, Ltd.                                       258,591  1,004,833             0.1%
*   Orocobre, Ltd.                                             14,748     18,783             0.0%
    Orora, Ltd.                                               130,063    215,053             0.0%
#   OrotonGroup, Ltd.                                           3,801      7,035             0.0%
    Otto Energy, Ltd.                                         333,989      7,402             0.0%
    OZ Minerals, Ltd.                                         162,140    497,573             0.1%
#   OzForex Group, Ltd.                                        72,862    146,862             0.0%
*   Pacific Brands, Ltd.                                      454,916    232,091             0.0%
#*  Paladin Energy, Ltd.                                      868,274    150,154             0.0%
    Panoramic Resources, Ltd.                                 115,565     24,599             0.0%
    Patties Foods, Ltd.                                        17,109     14,330             0.0%
    Peet, Ltd.                                                104,189     75,635             0.0%
    Perpetual, Ltd.                                             9,897    314,690             0.0%
    Platinum Asset Management, Ltd.                            42,817    224,489             0.0%
*   Platinum Australia, Ltd.                                   59,641          3             0.0%
    PMP, Ltd.                                                  31,929     11,789             0.0%
    Premier Investments, Ltd.                                  62,474    606,473             0.1%
*   Prima Biomed, Ltd.                                         75,579      3,047             0.0%
#   Primary Health Care, Ltd.                                 325,825    856,026             0.1%
    Prime Media Group, Ltd.                                   164,223     59,503             0.0%
    Programmed Maintenance Services, Ltd.                      80,687    166,564             0.0%
    Qantas Airways, Ltd.                                      447,406  1,260,229             0.1%
#   QBE Insurance Group, Ltd.                                 184,912  1,730,913             0.1%
#   Qube Holdings, Ltd.                                       286,087    463,791             0.1%
*   Ramelius Resources, Ltd.                                   55,377      8,679             0.0%
    Ramsay Health Care, Ltd.                                    6,122    269,108             0.0%
#   RCG Corp., Ltd.                                            64,537     65,787             0.0%
    RCR Tomlinson, Ltd.                                        54,912     89,483             0.0%
#   REA Group, Ltd.                                             3,734    126,903             0.0%
    Recall Holdings, Ltd.                                       5,686     30,826             0.0%
#   Reckon, Ltd.                                               24,980     42,286             0.0%
*   Redflex Holdings, Ltd.                                     15,216      3,772             0.0%
    Reece Australia, Ltd.                                         839     20,345             0.0%
#   Regis Resources, Ltd.                                     213,290    314,461             0.0%
    Reject Shop, Ltd. (The)                                    18,852    153,747             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
AUSTRALIA -- (Continued)
*   Resolute Mining, Ltd.                                     593,687 $  158,617             0.0%
#   Retail Food Group, Ltd.                                    38,992    127,925             0.0%
    Ridley Corp., Ltd.                                        136,387    126,967             0.0%
    Rio Tinto, Ltd.                                            25,203    901,210             0.1%
    Ruralco Holdings, Ltd.                                      6,256     15,815             0.0%
    SAI Global, Ltd.                                           75,067    233,686             0.0%
#*  Salmat, Ltd.                                               16,043      8,872             0.0%
*   Samson Oil & Gas, Ltd. Sponsored ADR                        1,058        878             0.0%
    Sandfire Resources NL                                      57,594    257,403             0.0%
#   Santos, Ltd.                                              145,597    601,044             0.1%
*   Saracen Mineral Holdings, Ltd.                            511,730    210,963             0.0%
    Sedgman, Ltd.                                              31,588     17,941             0.0%
    Seek, Ltd.                                                 26,845    243,869             0.0%
    Select Harvests, Ltd.                                      23,399    168,589             0.0%
#*  Senex Energy, Ltd.                                        565,630     74,236             0.0%
    Servcorp, Ltd.                                              8,966     43,416             0.0%
    Service Stream, Ltd.                                        8,008      2,164             0.0%
#   Seven Group Holdings, Ltd.                                 52,997    189,532             0.0%
#   Seven West Media, Ltd.                                    642,439    307,562             0.0%
    Sigma Pharmaceuticals, Ltd.                               655,713    389,089             0.0%
#*  Silex Systems, Ltd.                                        12,982      4,098             0.0%
    Silver Chef, Ltd.                                           5,301     35,759             0.0%
*   Silver Lake Resources, Ltd.                                61,727      9,944             0.0%
#   Sims Metal Management, Ltd.                               105,159    731,704             0.1%
    Sirtex Medical, Ltd.                                       16,148    435,162             0.0%
#   Slater & Gordon, Ltd.                                     156,653    306,152             0.0%
#   SMS Management & Technology, Ltd.                          34,076    118,669             0.0%
    Sonic Healthcare, Ltd.                                     17,141    234,431             0.0%
*   South32, Ltd.                                             314,531    325,701             0.0%
    Southern Cross Media Group, Ltd.                          311,317    216,123             0.0%
#   Spark Infrastructure Group                                219,820    324,157             0.0%
    Specialty Fashion Group, Ltd.                              16,869      6,279             0.0%
#*  St Barbara, Ltd.                                          239,897    228,575             0.0%
#   Steadfast Group, Ltd.                                      62,872     66,860             0.0%
*   Strike Energy, Ltd.                                        53,210      4,723             0.0%
#   STW Communications Group, Ltd.                            121,070     63,999             0.0%
    Suncorp Group, Ltd.                                       174,298  1,619,150             0.1%
*   Sundance Energy Australia, Ltd.                            67,349     14,367             0.0%
    Sunland Group, Ltd.                                        67,813     76,819             0.0%
#   Super Retail Group, Ltd.                                   34,839    237,937             0.0%
    Tabcorp Holdings, Ltd.                                    387,831  1,296,160             0.1%
#*  Tap Oil, Ltd.                                              84,108     14,820             0.0%
    Tassal Group, Ltd.                                         91,580    275,127             0.0%
    Tatts Group, Ltd.                                         454,824  1,277,022             0.1%
    Technology One, Ltd.                                       65,801    179,289             0.0%
*   Ten Network Holdings, Ltd.(6108373)                       802,994     94,094             0.0%
    Ten Network Holdings, Ltd.(BYSRMT3)                       151,918     16,250             0.0%
#   TFS Corp., Ltd.                                            95,321    118,988             0.0%
    Thorn Group, Ltd.                                           3,330      5,008             0.0%
*   Tiger Resources, Ltd.                                     232,205     11,638             0.0%
    Tox Free Solutions, Ltd.                                   70,475    144,305             0.0%
    TPG Telecom, Ltd.                                          31,955    250,460             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
AUSTRALIA -- (Continued)
#*  Transfield Services, Ltd.                                 259,153 $   183,851             0.0%
    Transpacific Industries Group, Ltd.                       801,527     385,373             0.0%
    Treasury Wine Estates, Ltd.                               356,118   1,782,390             0.1%
#*  Troy Resources, Ltd.                                       84,787      19,271             0.0%
#   UGL, Ltd.                                                 112,183     180,715             0.0%
#   UXC, Ltd.                                                 177,204     151,132             0.0%
    Veda Group, Ltd.                                           83,152     154,441             0.0%
#   Villa World, Ltd.                                          31,087      44,128             0.0%
    Village Roadshow, Ltd.                                     26,871     143,164             0.0%
*   Virgin Australia Holdings, Ltd.(B43DQC7)                  572,109     195,321             0.0%
*   Virgin Australia Holdings, Ltd.()                         272,729          --             0.0%
    Virtus Health, Ltd.                                        25,872     115,770             0.0%
    Vision Eye Institute, Ltd.                                 81,552      62,206             0.0%
    Vita Group, Ltd.                                            7,991       9,935             0.0%
#   Vocus Communications, Ltd.                                 30,825     142,451             0.0%
    Washington H Soul Pattinson & Co., Ltd.                     9,537     109,343             0.0%
    Watpac, Ltd.                                               44,377      30,297             0.0%
    Webjet, Ltd.                                               26,752      95,499             0.0%
    Wesfarmers, Ltd.                                           45,507   1,272,578             0.1%
#   Western Areas, Ltd.                                        88,101     148,461             0.0%
    Westpac Banking Corp.(6076146)                             52,547   1,170,432             0.1%
*   Westpac Banking Corp.(BYNK9D0)                              2,285      49,616             0.0%
    Westpac Banking Corp. Sponsored ADR                        12,390     277,164             0.0%
#*  Whitehaven Coal, Ltd.                                     332,885     239,062             0.0%
    Woodside Petroleum, Ltd.                                  193,661   4,061,643             0.3%
    Woolworths, Ltd.                                            3,090      52,935             0.0%
#   WorleyParsons, Ltd.                                        40,260     185,739             0.0%
                                                                      -----------             ---
TOTAL AUSTRALIA                                                        95,925,508             6.0%
                                                                      -----------             ---
AUSTRIA -- (0.6%)
    Agrana Beteiligungs AG                                        717      64,937             0.0%
    AMAG Austria Metall AG                                        878      31,954             0.0%
    Andritz AG                                                  8,143     409,122             0.1%
    Atrium European Real Estate, Ltd.                           8,964      37,151             0.0%
    Austria Technologie & Systemtechnik AG                     15,560     265,451             0.0%
    BUWOG AG                                                   11,808     251,055             0.0%
    CA Immobilien Anlagen AG                                    9,768     191,500             0.0%
*   Conwert Immobilien Invest SE                               17,173     246,203             0.0%
    DO & CO AG                                                  1,848     173,406             0.0%
*   Erste Group Bank AG                                        22,828     669,404             0.1%
    EVN AG                                                      7,695      84,914             0.0%
    Flughafen Wien AG                                             665      62,597             0.0%
*   IMMOFINANZ AG                                              34,531      88,394             0.0%
    Kapsch TrafficCom AG                                        2,578      93,271             0.0%
    Lenzing AG                                                  3,520     268,899             0.0%
    Mayr Melnhof Karton AG                                      2,002     236,401             0.0%
    Oberbank AG                                                   775      44,365             0.0%
    Oesterreichische Post AG                                   10,339     375,899             0.0%
    OMV AG                                                     73,166   1,948,247             0.1%
    Palfinger AG                                                2,086      58,545             0.0%
    POLYTEC Holding AG                                          4,447      33,576             0.0%
    Porr Ag                                                     2,840      77,267             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
AUSTRIA -- (Continued)
*   Raiffeisen Bank International AG                           35,750 $  564,128             0.1%
    RHI AG                                                      7,335    165,509             0.0%
    Rosenbauer International AG                                 1,097     92,135             0.0%
    S IMMO AG                                                  14,586    129,617             0.0%
#   Schoeller-Bleckmann Oilfield Equipment AG                   3,067    184,358             0.0%
    Semperit AG Holding                                         3,664    126,805             0.0%
    Strabag SE                                                  9,090    208,383             0.0%
    UBM Development AG                                             73      2,775             0.0%
    UNIQA Insurance Group AG                                   35,175    326,646             0.0%
#   Verbund AG                                                  6,781     95,961             0.0%
    Vienna Insurance Group AG Wiener Versicherung Gruppe        3,353    107,302             0.0%
    Voestalpine AG                                             14,326    517,973             0.1%
    Wienerberger AG                                            54,538  1,005,524             0.1%
#   Wolford AG                                                    299      7,369             0.0%
    Zumtobel Group AG                                          10,068    228,808             0.0%
                                                                      ----------             ---
TOTAL AUSTRIA                                                          9,475,851             0.6%
                                                                      ----------             ---
BELGIUM -- (1.8%)
#*  Ablynx NV                                                   6,175     81,406             0.0%
    Ackermans & van Haaren NV                                  14,000  2,130,454             0.1%
    Ageas                                                      73,839  3,256,132             0.2%
*   AGFA-Gevaert NV                                           121,884    519,551             0.0%
    Anheuser-Busch InBev NV                                    17,296  2,063,838             0.1%
    Anheuser-Busch InBev NV Sponsored ADR                       3,763    449,039             0.0%
    Atenor Group                                                  168      7,848             0.0%
    Banque Nationale de Belgique                                   73    252,705             0.0%
    Barco NV                                                    6,642    436,066             0.0%
#   Bekaert SA                                                 21,762    645,469             0.1%
*   BHF Kleinwort Benson Group                                 10,390     59,428             0.0%
    bpost SA                                                   11,203    280,384             0.0%
    Cie d'Entreprises CFE                                       4,603    570,646             0.1%
    Cie Immobiliere de Belgique SA                                554     29,834             0.0%
*   Cie Maritime Belge SA                                       5,529     97,876             0.0%
    Colruyt SA                                                 24,745  1,223,966             0.1%
    D'ieteren SA                                               15,461    522,879             0.0%
    Deceuninck NV                                              30,550     79,561             0.0%
    Delhaize Group                                             43,074  3,996,785             0.3%
    Delhaize Group Sponsored ADR                               29,092    675,516             0.1%
    Econocom Group SA                                          52,827    471,335             0.0%
    Elia System Operator SA                                     5,024    243,017             0.0%
    Euronav NV                                                 42,170    623,459             0.1%
    EVS Broadcast Equipment SA                                  4,136    120,471             0.0%
#   Exmar NV                                                   16,386    176,700             0.0%
#   Fagron                                                     11,820    290,004             0.0%
*   Galapagos NV                                               11,191    539,218             0.0%
    Gimv NV                                                       396     18,606             0.0%
    Ion Beam Applications                                       4,252    151,574             0.0%
    KBC Groep NV                                               27,465  1,669,917             0.1%
    Kinepolis Group NV                                          5,625    233,503             0.0%
    Lotus Bakeries                                                 50     91,241             0.0%
#*  MDxHealth                                                   3,419     14,074             0.0%
    Melexis NV                                                  6,584    320,599             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
BELGIUM -- (Continued)
*   Mobistar SA                                                24,637 $   601,762             0.1%
#*  Nyrstar NV                                                174,650     266,847             0.0%
    Picanol                                                     1,247      70,797             0.0%
    Proximus SADP                                              24,009     830,827             0.1%
*   RealDolmen                                                  1,173      21,199             0.0%
    Recticel SA                                                26,407     157,782             0.0%
*   Rentabiliweb Group                                            846       6,372             0.0%
    Resilux                                                       702     128,413             0.0%
*   Roularta Media Group NV                                       680      15,642             0.0%
    Sioen Industries NV                                         5,743     111,627             0.0%
    Sipef SA                                                    1,541      83,229             0.0%
    Solvay SA                                                  18,799   2,123,744             0.1%
*   Telenet Group Holding NV                                    4,002     232,769             0.0%
*   Tessenderlo Chemie NV                                      20,594     664,197             0.1%
#*  ThromboGenics NV                                            4,993      21,030             0.0%
    UCB SA                                                      6,710     579,998             0.1%
    Umicore SA                                                 40,978   1,739,846             0.1%
    Van de Velde NV                                             3,155     205,754             0.0%
*   Viohalco SA                                                25,814      62,890             0.0%
                                                                      -----------             ---
TOTAL BELGIUM                                                          30,267,826             1.9%
                                                                      -----------             ---
CANADA -- (7.1%)
#*  5N Plus, Inc.                                              33,915      31,643             0.0%
    Absolute Software Corp.                                    14,551      96,035             0.0%
    Acadian Timber Corp.                                        4,076      57,013             0.0%
*   Advantage Oil & Gas, Ltd.                                 112,010     622,754             0.1%
    Aecon Group, Inc.                                          39,835     460,314             0.0%
#   Ag Growth International, Inc.                               4,160     108,931             0.0%
#   AGF Management, Ltd. Class B                               50,212     208,513             0.0%
    Agnico Eagle Mines, Ltd.(008474108)                        11,564     327,146             0.0%
    Agnico Eagle Mines, Ltd.(2009823)                          13,378     378,135             0.0%
    Agrium, Inc.(008916108)                                     7,309     680,249             0.1%
    Agrium, Inc.(2213538)                                       4,900     455,862             0.0%
    AGT Food & Ingredients, Inc.                                8,412     188,041             0.0%
#   Aimia, Inc.                                                31,393     290,498             0.0%
*   Air Canada                                                 10,300      84,757             0.0%
    AirBoss of America Corp.                                    5,998      89,264             0.0%
    AKITA Drilling, Ltd. Class A                                  900       5,644             0.0%
*   Alacer Gold Corp.                                         159,987     310,773             0.0%
*   Alamos Gold, Inc. Class A(011532108)                       50,595     194,285             0.0%
    Alamos Gold, Inc. Class A(BZ3DNP6)                        128,719     495,149             0.1%
    Alaris Royalty Corp.                                        8,026     170,758             0.0%
#   Algoma Central Corp.                                        1,740      20,399             0.0%
    Algonquin Power & Utilities Corp.                          70,301     542,473             0.1%
    Alimentation Couche-Tard, Inc. Class B                     19,200     825,941             0.1%
#   AltaGas, Ltd.                                              20,700     534,439             0.1%
#*  Alterra Power Corp.                                        49,453      18,721             0.0%
#   Altus Group, Ltd.                                          11,600     168,997             0.0%
*   Americas Silver Corp.                                      31,700       3,636             0.0%
*   Amerigo Resources, Ltd.                                    23,684       5,524             0.0%
    Amica Mature Lifestyles, Inc.                               5,700      79,990             0.0%
#   ARC Resources, Ltd.                                        34,087     502,598             0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
CANADA -- (Continued)
*   Argonaut Gold, Inc.                                        65,566 $   67,692             0.0%
*   Asanko Gold, Inc.                                          18,191     31,023             0.0%
    Atco, Ltd. Class I                                          4,600    131,393             0.0%
#*  Athabasca Oil Corp.                                       141,451    168,755             0.0%
*   ATS Automation Tooling Systems, Inc.                       18,845    198,452             0.0%
*   AuRico Metals, Inc.(05157J108)                             22,247     13,526             0.0%
*   AuRico Metals, Inc.(BYR52G5)                               56,603     34,197             0.0%
#   AutoCanada, Inc.                                            6,700    162,325             0.0%
#*  Avigilon Corp.                                             11,595    130,085             0.0%
    Axia NetMedia Corp.                                         5,600     13,191             0.0%
*   B2Gold Corp.                                              481,972    519,716             0.1%
#   Badger Daylighting, Ltd.                                   11,726    183,656             0.0%
#*  Ballard Power Systems, Inc.                                16,800     25,054             0.0%
#   Bank of Montreal(2076009)                                  15,646    909,851             0.1%
    Bank of Montreal(063671101)                                23,853  1,385,621             0.1%
    Bank of Nova Scotia (The)(064149107)                       26,554  1,247,507             0.1%
    Bank of Nova Scotia (The)(2076281)                          6,849    322,075             0.0%
*   Bankers Petroleum, Ltd.                                   156,269    262,918             0.0%
    Barrick Gold Corp.(067901108)                             201,500  1,549,535             0.1%
    Barrick Gold Corp.(2024644)                                 5,174     39,766             0.0%
    Baytex Energy Corp.(B4VGVM3)                                  900      3,662             0.0%
    Baytex Energy Corp.(07317Q105)                             31,128    126,691             0.0%
    BCE, Inc.                                                   1,188     51,361             0.0%
#*  Bellatrix Exploration, Ltd.                               105,501    173,468             0.0%
*   Birchcliff Energy, Ltd.                                    64,617    281,674             0.0%
    Bird Construction, Inc.                                    21,559    216,151             0.0%
#   Black Diamond Group, Ltd.                                  24,941    160,411             0.0%
#*  BlackBerry, Ltd.(BCBHZ31)                                 107,103    780,584             0.1%
*   BlackBerry, Ltd.(09228F103)                                67,646    493,139             0.1%
*   BlackPearl Resources, Inc.                                 94,016     63,272             0.0%
*   BNK Petroleum, Inc.                                        41,642     12,420             0.0%
#   Bombardier, Inc. Class B                                   62,760     68,155             0.0%
#   Bonavista Energy Corp.                                    107,522    240,107             0.0%
#   Bonterra Energy Corp.                                      15,274    253,593             0.0%
    Boralex, Inc. Class A                                      13,800    146,907             0.0%
*   Boulder Energy, Ltd.                                       32,315    124,060             0.0%
*   BRP, Inc.                                                   7,100    127,817             0.0%
    CAE, Inc.(2162760)                                         16,827    189,941             0.0%
    CAE, Inc.(124765108)                                        4,303     48,753             0.0%
#   Calfrac Well Services, Ltd.                                39,349     69,514             0.0%
    Calian Technologies, Ltd.                                   1,000     11,617             0.0%
    Cameco Corp.(2166160)                                      20,249    286,794             0.0%
    Cameco Corp.(13321L108)                                    36,039    510,673             0.1%
    Canaccord Genuity Group, Inc.                              67,597    262,094             0.0%
*   Canacol Energy, Ltd.                                       53,715    124,469             0.0%
#   Canadian Energy Services & Technology Corp.                38,232    165,196             0.0%
    Canadian Imperial Bank of Commerce(2170525)                 4,351    333,679             0.0%
#   Canadian Imperial Bank of Commerce(136069101)               6,707    513,421             0.1%
    Canadian Natural Resources, Ltd.(136385101)                63,234  1,468,293             0.1%
    Canadian Natural Resources, Ltd.(2171573)                  17,000    394,188             0.0%
#   Canadian Oil Sands, Ltd.                                  152,788  1,153,271             0.1%
#   Canadian Tire Corp., Ltd. Class A                           8,816    775,479             0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
CANADA -- (Continued)
#   Canadian Western Bank                                      57,300 $1,101,215             0.1%
    Canam Group, Inc.                                          23,106    267,709             0.0%
#   Canexus Corp.                                              32,646     33,705             0.0%
*   Canfor Corp.                                               25,679    363,308             0.0%
    Canfor Pulp Products, Inc.                                 23,249    241,984             0.0%
#   CanWel Building Materials Group, Ltd.                       4,956     20,467             0.0%
    Canyon Services Group, Inc.                                21,338     79,634             0.0%
    Capital Power Corp.                                        15,684    225,377             0.0%
    Capstone Infrastructure Corp.                              56,901    139,250             0.0%
*   Capstone Mining Corp.                                     182,938     93,735             0.0%
    Cascades, Inc.                                             42,525    303,100             0.0%
#   Cathedral Energy Services, Ltd.                            19,963     17,710             0.0%
    CCL Industries, Inc. Class B                                6,634    939,850             0.1%
*   Celestica, Inc.(2263362)                                    4,783     53,624             0.0%
*   Celestica, Inc.(15101Q108)                                 30,171    338,519             0.0%
    Cenovus Energy, Inc.(B57FG04)                              77,149  1,149,329             0.1%
    Cenovus Energy, Inc.(15135U109)                            70,959  1,057,999             0.1%
    Centerra Gold, Inc.                                        97,900    551,043             0.1%
*   Cequence Energy, Ltd.                                      79,682     28,031             0.0%
#   Cervus Equipment Corp.                                      5,594     64,684             0.0%
*   CGI Group, Inc. Class A(2159740)                            7,471    277,506             0.0%
*   CGI Group, Inc. Class A(39945C109)                          7,333    272,348             0.0%
*   China Gold International Resources Corp., Ltd.            116,261    155,596             0.0%
#*  Chinook Energy, Inc.                                       38,922     16,967             0.0%
    CI Financial Corp.                                          5,639    134,549             0.0%
#   Cineplex, Inc.                                             10,457    402,974             0.0%
    Clarke, Inc.                                                1,100      8,639             0.0%
*   Claude Resources, Inc.                                     86,000     47,354             0.0%
    Clearwater Seafoods, Inc.                                  10,558    101,333             0.0%
    Cogeco Cable, Inc.                                          9,995    516,184             0.1%
    Cogeco, Inc.                                                6,264    265,487             0.0%
*   Colliers International Group, Inc.(194693107)               5,285    261,977             0.0%
    Colliers International Group, Inc.(BYL7SB4)                 4,219    209,175             0.0%
    COM DEV International, Ltd.                                41,363    179,041             0.0%
    Computer Modelling Group, Ltd.                             25,530    242,102             0.0%
    Constellation Software, Inc.                                1,092    471,842             0.0%
#*  Copper Mountain Mining Corp.                               76,683     30,495             0.0%
    Corby Spirit and Wine, Ltd.                                 2,450     37,342             0.0%
*   Corridor Resources, Inc.                                    5,600      1,649             0.0%
#   Corus Entertainment, Inc. Class B                          50,639    482,922             0.0%
    Cott Corp.(22163N106)                                       4,928     51,498             0.0%
    Cott Corp.(2228952)                                        50,909    531,438             0.1%
#   Crescent Point Energy Corp.(B67C8W8)                       17,626    240,211             0.0%
    Crescent Point Energy Corp.(22576C101)                     94,326  1,285,667             0.1%
*   Crew Energy, Inc.                                          86,480    294,307             0.0%
*   Delphi Energy Corp.                                        70,437     39,323             0.0%
#*  Denison Mines Corp.                                       118,547     48,050             0.0%
*   Descartes Systems Group, Inc. (The)                         9,080    158,879             0.0%
*   Detour Gold Corp.                                          79,589    884,998             0.1%
    DH Corp.                                                   17,200    464,332             0.0%
    DHX Media, Ltd.                                             2,436     15,844             0.0%
#   DirectCash Payments, Inc.                                   8,500     84,116             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
CANADA -- (Continued)
    Dollarama, Inc.                                             4,866 $  328,704             0.0%
    Dominion Diamond Corp.(B95LX89)                            12,355    130,674             0.0%
*   Dominion Diamond Corp.(257287102)                          39,034    412,199             0.0%
    Dorel Industries, Inc. Class B                             17,041    433,323             0.0%
#*  Dundee Precious Metals, Inc.                               77,445    102,462             0.0%
    E-L Financial Corp., Ltd.                                     175     90,873             0.0%
    Eldorado Gold Corp.                                       277,814    970,947             0.1%
#   Emera, Inc.                                                 3,700    121,221             0.0%
    Empire Co., Ltd.                                           28,677    600,691             0.1%
#   Enbridge Income Fund Holdings, Inc.                        34,289    842,802             0.1%
    Encana Corp.                                              235,013  1,793,149             0.1%
#*  Endeavour Mining Corp.                                    335,357    174,398             0.0%
#*  Endeavour Silver Corp.                                     60,213     99,465             0.0%
#   EnerCare, Inc.                                             28,028    327,308             0.0%
    Enerflex, Ltd.                                             43,907    423,758             0.0%
#*  Energy Fuels, Inc.(BFV4XV7)                                 5,605     15,261             0.0%
*   Energy Fuels, Inc.(BFV4XW8)                                 2,144      5,832             0.0%
    Enerplus Corp.(292766102)                                  67,478    317,821             0.0%
#   Enerplus Corp.(B584T89)                                    20,675     97,556             0.0%
    Enghouse Systems, Ltd.                                      5,096    232,391             0.0%
    Ensign Energy Services, Inc.                               78,284    492,119             0.1%
#*  Epsilon Energy, Ltd.                                       29,398     60,702             0.0%
    Equitable Group, Inc.                                       5,572    247,237             0.0%
*   Equity Financial Holdings, Inc.                               800      4,876             0.0%
*   Essential Energy Services Trust                            79,421     41,302             0.0%
    Evertz Technologies, Ltd.                                   5,026     60,461             0.0%
#   Exchange Income Corp.                                       4,281     81,259             0.0%
    Exco Technologies, Ltd.                                    14,657    163,428             0.0%
#*  EXFO, Inc.                                                     48        153             0.0%
#   Extendicare, Inc.                                          33,004    216,813             0.0%
    Fairfax Financial Holdings, Ltd.                            4,366  2,150,011             0.2%
    Fiera Capital Corp.                                        13,071    116,655             0.0%
    Finning International, Inc.                                56,010    895,235             0.1%
    First Capital Realty, Inc.                                  9,235    136,802             0.0%
#*  First Majestic Silver Corp.(2833583)                       45,991    151,943             0.0%
*   First Majestic Silver Corp.(32076V103)                     26,297     87,043             0.0%
    First National Financial Corp.                                600     10,200             0.0%
    First Quantum Minerals, Ltd.                              129,827    693,020             0.1%
*   FirstService Corp.(33767E103)                               3,685    129,712             0.0%
    FirstService Corp.(BYL7ZF7)                                 4,219    148,420             0.0%
#*  Fortress Paper, Ltd. Class A                                2,299      8,615             0.0%
*   Fortuna Silver Mines, Inc.                                 69,388    180,952             0.0%
    Franco-Nevada Corp.                                         6,099    309,158             0.0%
    Freehold Royalties, Ltd.                                    9,600     74,518             0.0%
#   Gamehost, Inc.                                              4,482     35,305             0.0%
*   Genesis Land Development Corp.                             10,800     24,365             0.0%
#   Genworth MI Canada, Inc.                                   20,454    505,719             0.1%
    George Weston, Ltd.                                         6,237    525,251             0.1%
    Gibson Energy, Inc.                                        30,032    400,319             0.0%
    Gildan Activewear, Inc.                                    13,046    375,038             0.0%
#   Glacier Media, Inc.                                         3,000      1,881             0.0%
    Gluskin Sheff + Associates, Inc.                           11,763    199,528             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
CANADA -- (Continued)
    GMP Capital, Inc.                                          33,185 $  103,544             0.0%
    Goldcorp, Inc.(380956409)                                  65,242    836,402             0.1%
    Goldcorp, Inc.(2676302)                                    12,207    156,182             0.0%
#*  Golden Star Resources, Ltd.                                73,980     15,559             0.0%
*   Gran Tierra Energy, Inc.(38500T101)                         1,100      2,640             0.0%
*   Gran Tierra Energy, Inc.(B2PPCS5)                         163,541    395,220             0.0%
    Granite Oil Corp.                                          21,541    122,730             0.0%
*   Great Canadian Gaming Corp.                                14,900    205,678             0.0%
*   Great Panther Silver, Ltd.                                 29,633     16,543             0.0%
    Great-West Lifeco, Inc.                                     6,100    161,690             0.0%
*   Heroux-Devtek, Inc.                                        13,096    122,187             0.0%
    High Liner Foods, Inc.                                      6,287     61,976             0.0%
    HNZ Group, Inc.                                             2,200     26,415             0.0%
#   Home Capital Group, Inc.                                   19,971    486,446             0.1%
#   Horizon North Logistics, Inc.                              60,578    104,237             0.0%
    HudBay Minerals, Inc.(B05BQ98)                              3,790     19,746             0.0%
    HudBay Minerals, Inc.(B05BDX1)                            153,850    798,900             0.1%
    Hudson's Bay Co.                                           16,553    287,741             0.0%
#   Husky Energy, Inc.                                         27,800    375,670             0.0%
*   IAMGOLD Corp.(450913108)                                   23,010     41,418             0.0%
#*  IAMGOLD Corp.(2446646)                                    219,381    395,946             0.0%
#   IGM Financial, Inc.                                         5,200    150,321             0.0%
*   IMAX Corp.                                                 13,125    503,869             0.1%
*   Imperial Metals Corp.                                      18,005    109,054             0.0%
    Imperial Oil, Ltd.(2454241)                                   776     25,821             0.0%
    Imperial Oil, Ltd.(453038408)                              11,911    396,041             0.0%
*   Indigo Books & Music, Inc.                                  1,600     13,704             0.0%
#   Industrial Alliance Insurance & Financial Services, Inc.   45,109  1,479,945             0.1%
#   Innergex Renewable Energy, Inc.                            31,884    257,979             0.0%
    Intact Financial Corp.                                      5,604    400,243             0.0%
    Inter Pipeline, Ltd.                                        9,678    181,333             0.0%
*   Interfor Corp.                                             36,712    348,702             0.0%
    Intertape Polymer Group, Inc.                              18,164    203,921             0.0%
#*  Ithaca Energy, Inc.                                       132,288     91,052             0.0%
*   Ivanhoe Mines, Ltd. Class A                                20,000     10,707             0.0%
    Jean Coutu Group PJC, Inc. (The) Class A                    5,573     84,942             0.0%
    Just Energy Group, Inc.(B693818)                            2,300     16,905             0.0%
#   Just Energy Group, Inc.(B63MCN1)                           29,108    213,925             0.0%
#   K-Bro Linen, Inc.                                           2,328     89,730             0.0%
*   Katanga Mining, Ltd.                                       83,398     11,161             0.0%
*   Kelt Exploration, Ltd.                                      7,845     28,857             0.0%
#   Keyera Corp.                                               11,800    364,125             0.0%
#   Killam Properties, Inc.                                    14,201    113,056             0.0%
*   Kinross Gold Corp.(496902404)                              10,211     20,524             0.0%
#*  Kinross Gold Corp.(B03Z841)                               446,926    898,910             0.1%
*   Kirkland Lake Gold, Inc.                                   41,684    176,924             0.0%
*   Klondex Mines, Ltd.                                        18,800     46,152             0.0%
*   Knight Therapeutics, Inc.                                   8,040     47,898             0.0%
#   Labrador Iron Ore Royalty Corp.                             6,405     74,503             0.0%
*   Lake Shore Gold Corp.                                     301,198    267,199             0.0%
    Laurentian Bank of Canada                                  20,674    837,490             0.1%
    Leon's Furniture, Ltd.                                      6,838     73,996             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
CANADA -- (Continued)
#   Lightstream Resources, Ltd.                               116,588 $   33,881             0.0%
    Linamar Corp.                                              14,631    850,267             0.1%
#   Liquor Stores N.A., Ltd.                                   18,635    173,296             0.0%
    Loblaw Cos., Ltd.                                           8,093    426,416             0.0%
#   Long Run Exploration, Ltd.                                 87,044     21,634             0.0%
#   Lucara Diamond Corp.                                      163,626    206,472             0.0%
*   Lundin Mining Corp.                                       248,316    837,468             0.1%
    MacDonald Dettwiler & Associates, Ltd.                      6,138    365,858             0.0%
    Magellan Aerospace Corp.                                    9,236    122,619             0.0%
    Magna International, Inc.                                  17,329    913,894             0.1%
#*  Mainstreet Equity Corp.                                     1,005     24,987             0.0%
    Major Drilling Group International, Inc.                   55,131    174,972             0.0%
#   Mandalay Resources Corp.                                  180,271    111,670             0.0%
#   Manitoba Telecom Services, Inc.                            15,568    342,053             0.0%
    Manulife Financial Corp.(2492519)                          36,601    606,844             0.1%
    Manulife Financial Corp.(56501R106)                        75,088  1,245,710             0.1%
    Maple Leaf Foods, Inc.                                     65,671  1,044,127             0.1%
    Martinrea International, Inc.                              55,975    474,734             0.0%
*   Maxim Power Corp.                                           2,200      4,879             0.0%
    McCoy Global, Inc.                                          4,284      9,698             0.0%
    Medical Facilities Corp.                                   14,715    189,846             0.0%
*   MEG Energy Corp.                                           57,413    477,710             0.0%
    Melcor Developments, Ltd.                                   4,353     50,934             0.0%
    Methanex Corp.(2654416)                                    11,700    466,801             0.0%
    Methanex Corp.(59151K108)                                   2,714    108,370             0.0%
    Metro, Inc.                                                29,275    837,100             0.1%
*   Migao Corp.                                                 2,089        959             0.0%
*   Mitel Networks Corp.                                       28,828    225,536             0.0%
*   Mood Media Corp.                                           19,033      4,658             0.0%
    Morneau Shepell, Inc.                                      15,396    182,148             0.0%
    MTY Food Group, Inc.                                        3,361     77,933             0.0%
#   Mullen Group, Ltd.                                         50,867    679,212             0.1%
    National Bank of Canada                                    25,885    857,356             0.1%
*   Neptune Technologies & Bioressources, Inc.                  6,516      6,976             0.0%
    Nevsun Resources, Ltd.                                    134,383    401,834             0.0%
#   New Flyer Industries, Inc.                                 23,034    333,989             0.0%
*   New Gold, Inc.                                            171,772    425,620             0.0%
    Newalta Corp.                                              34,733    198,156             0.0%
    Norbord, Inc.                                              13,116    247,856             0.0%
    North American Energy Partners, Inc.(656844107)            11,011     24,775             0.0%
    North American Energy Partners, Inc.(B1HTYS2)               5,546     12,724             0.0%
    North West Co., Inc. (The)                                 14,464    320,783             0.0%
#   Northland Power, Inc.                                      24,144    312,048             0.0%
#*  Novagold Resources, Inc.                                   37,829    136,550             0.0%
*   NuVista Energy, Ltd.                                       87,097    307,730             0.0%
    OceanaGold Corp.                                          192,693    368,410             0.0%
    Onex Corp.                                                  6,200    375,907             0.0%
    Open Text Corp.                                             6,200    287,383             0.0%
    Osisko Gold Royalties, Ltd.                                21,786    226,255             0.0%
*   Ovivo, Inc. Class A                                         8,028      7,429             0.0%
#   Pacific Exploration and Production Corp.                  143,420    279,689             0.0%
*   Painted Pony Petroleum, Ltd.                               57,701    196,808             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
CANADA -- (Continued)
    Pan American Silver Corp.(697900108)                       82,032 $  620,982             0.1%
    Pan American Silver Corp.(2669272)                         25,434    192,951             0.0%
*   Paramount Resources, Ltd. Class A                           3,054     30,900             0.0%
*   Parex Resources, Inc.                                      56,767    426,317             0.0%
#   Parkland Fuel Corp.                                        18,102    314,944             0.0%
    Pason Systems, Inc.                                        18,578    273,356             0.0%
    Pembina Pipeline Corp.(B4PPQG5)                             8,306    208,647             0.0%
    Pembina Pipeline Corp.(B4PT2P8)                             4,324    108,683             0.0%
#   Pengrowth Energy Corp.                                    151,902    148,696             0.0%
    Penn West Petroleum, Ltd.(707887105)                       79,923     93,510             0.0%
#   Penn West Petroleum, Ltd.(B63FY34)                         42,468     49,366             0.0%
*   Performance Sports Group, Ltd.                              4,566     52,378             0.0%
#*  Perpetual Energy, Inc.                                     52,190     27,939             0.0%
#   Peyto Exploration & Development Corp.                      11,576    239,028             0.0%
    PHX Energy Services Corp.                                  14,152     27,815             0.0%
#   Pizza Pizza Royalty Corp.                                  10,235    107,078             0.0%
    Potash Corp. of Saskatchewan, Inc.                         19,137    387,141             0.0%
    Precision Drilling Corp.(74022D308)                        59,993    236,972             0.0%
#   Precision Drilling Corp.(B5YPLH9)                          90,999    361,880             0.0%
#   Premium Brands Holdings Corp.                               8,423    221,397             0.0%
*   Primero Mining Corp.(74164W106)                             6,304     14,436             0.0%
#*  Primero Mining Corp.(B4Z8FV2)                             132,141    304,179             0.0%
    Progressive Waste Solutions, Ltd.(74339G101)               11,628    279,653             0.0%
    Progressive Waste Solutions, Ltd.(B3DJGB7)                 16,123    387,662             0.0%
#   Pulse Seismic, Inc.                                        33,004     58,305             0.0%
*   QLT, Inc.                                                   3,731     10,243             0.0%
    Quebecor, Inc. Class B                                     16,000    376,751             0.0%
#*  Questerre Energy Corp. Class A                             16,560      2,786             0.0%
*   Redknee Solutions, Inc.                                     8,400     23,255             0.0%
    Reitmans Canada, Ltd. Class A                              29,599    110,012             0.0%
    Richelieu Hardware, Ltd.                                    5,307    278,946             0.0%
*   Richmont Mines, Inc.                                       24,900     75,789             0.0%
#   Ritchie Bros Auctioneers, Inc.(767744105)                  13,981    363,087             0.0%
#   Ritchie Bros Auctioneers, Inc.(2345390)                     3,200     83,059             0.0%
*   RMP Energy, Inc.                                           84,637    115,861             0.0%
*   Rock Energy, Inc.                                          21,987     24,550             0.0%
#   Rocky Mountain Dealerships, Inc.                           11,178     58,472             0.0%
#   Rogers Sugar, Inc.                                         59,748    185,513             0.0%
    RONA, Inc.                                                 80,692    842,342             0.1%
    Royal Bank of Canada(780087102)                            21,014  1,194,226             0.1%
    Royal Bank of Canada(2754383)                              13,700    783,381             0.1%
#   Russel Metals, Inc.                                        34,612    539,985             0.1%
#*  Sandstorm Gold, Ltd.                                       71,337    187,126             0.0%
*   Sandvine Corp.                                             55,356    113,455             0.0%
    Saputo, Inc.                                               11,022    262,822             0.0%
#   Savanna Energy Services Corp.                              47,416     42,064             0.0%
*   Sears Canada, Inc.(81234D109)                               1,814     13,278             0.0%
*   Sears Canada, Inc.(2787259)                                 7,764     53,498             0.0%
    Secure Energy Services, Inc.                               33,225    220,805             0.0%
*   SEMAFO, Inc.                                              187,120    425,013             0.0%
    Shaw Communications, Inc. Class B(82028K200)               18,675    387,506             0.0%
#   Shaw Communications, Inc. Class B(2801836)                  4,800     99,663             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
CANADA -- (Continued)
    ShawCor, Ltd.                                              18,467 $  391,908             0.0%
#   Sherritt International Corp.                              179,429    112,520             0.0%
    Sienna Senior Living, Inc.                                 14,145    187,792             0.0%
#*  Sierra Wireless, Inc.(826516106)                            6,130    152,760             0.0%
#*  Sierra Wireless, Inc.(2418968)                              8,700    216,968             0.0%
*   Silver Standard Resources, Inc.(82823L106)                 19,769    136,406             0.0%
#*  Silver Standard Resources, Inc.(2218458)                   35,719    246,121             0.0%
    Silver Wheaton Corp.(828336107)                            37,477    509,312             0.1%
    Silver Wheaton Corp.(B058ZX6)                               9,100    123,667             0.0%
#   SNC-Lavalin Group, Inc.                                    22,000    705,124             0.1%
*   Solium Capital, Inc.                                        6,894     40,175             0.0%
*   Southern Pacific Resource Corp.                           135,301         14             0.0%
#   Sprott, Inc.                                               89,767    177,117             0.0%
*   St Andrew Goldfields, Ltd.                                 48,000     12,664             0.0%
    Stantec, Inc.(85472N109)                                    1,436     36,029             0.0%
    Stantec, Inc.(2854238)                                     13,024    326,895             0.0%
    Stella-Jones, Inc.                                          6,600    242,882             0.0%
    Strad Energy Services, Ltd.                                 4,059      6,829             0.0%
    Stuart Olson, Inc.                                          6,050     28,455             0.0%
#   Student Transportation, Inc.                               25,875    107,450             0.0%
    Sun Life Financial, Inc.(866796105)                        11,795    397,609             0.0%
#   Sun Life Financial, Inc.(2566124)                          15,668    528,418             0.1%
    Suncor Energy, Inc.(867224107)                             86,334  2,566,710             0.2%
    Suncor Energy, Inc.(B3NB1P2)                               31,672    942,458             0.1%
*   SunOpta, Inc.(8676EP108)                                    8,718     46,903             0.0%
*   SunOpta, Inc.(2817510)                                     14,332     77,053             0.0%
#   Superior Plus Corp.                                        46,840    382,572             0.0%
#   Surge Energy, Inc.                                        126,991    285,526             0.0%
#*  TAG Oil, Ltd.                                              23,355     12,145             0.0%
*   Taseko Mines, Ltd.                                         74,175     37,439             0.0%
    Teck Resources, Ltd. Class B(878742204)                    72,347    424,677             0.0%
    Teck Resources, Ltd. Class B(2879327)                      10,991     64,386             0.0%
    TELUS Corp.                                                10,600    353,766             0.0%
*   Tembec, Inc.                                               27,377     24,287             0.0%
*   Teranga Gold Corp.(B5TDK82)                               187,655     77,496             0.0%
#*  Teranga Gold Corp.(B4L8QT1)                                11,133      4,653             0.0%
*   Thompson Creek Metals Co., Inc.(884768102)                  9,468      4,450             0.0%
#*  Thompson Creek Metals Co., Inc.(2439806)                   90,057     43,389             0.0%
#   Thomson Reuters Corp.                                      10,416    427,601             0.0%
*   Timmins Gold Corp.                                        104,102     21,496             0.0%
#   TMX Group, Ltd.                                            11,135    392,825             0.0%
    TORC Oil & Gas, Ltd.                                       63,613    322,540             0.0%
    Toromont Industries, Ltd.                                  22,041    573,612             0.1%
    Toronto-Dominion Bank (The)(891160509)                      5,699    233,773             0.0%
    Toronto-Dominion Bank (The)(2897222)                       41,258  1,693,736             0.1%
    Torstar Corp. Class B                                      30,474     94,386             0.0%
    Total Energy Services, Inc.                                17,784    199,519             0.0%
*   Tourmaline Oil Corp.                                       13,706    285,210             0.0%
    TransAlta Corp.(89346D107)                                125,991    584,598             0.1%
#   TransAlta Corp.(2901628)                                   24,788    115,637             0.0%
#   TransAlta Renewables, Inc.                                  4,100     31,669             0.0%
    TransCanada Corp.(89353D107)                                2,905     97,579             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                               SHARES     VALUE++    OF NET ASSETS**
                                                              --------- ------------ ---------------
CANADA -- (Continued)
    TransCanada Corp.(2665184)                                   12,267 $    412,778             0.0%
    Transcontinental, Inc. Class A                               36,732      566,037             0.1%
    TransForce, Inc.                                             25,973      508,098             0.1%
    TransGlobe Energy Corp.                                      45,245      123,182             0.0%
*   Trican Well Service, Ltd.                                    88,845       59,112             0.0%
#   Trilogy Energy Corp.                                         11,057       37,206             0.0%
    Trinidad Drilling, Ltd.                                     128,063      222,317             0.0%
*   Turquoise Hill Resources, Ltd.(900435108)                    17,904       48,699             0.0%
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)                     117,511      318,132             0.0%
*   TVA Group, Inc. Class B                                         653        2,360             0.0%
#   Twin Butte Energy, Ltd.                                     144,834       31,567             0.0%
    Uni-Select, Inc.                                             10,246      507,755             0.1%
#   Valener, Inc.                                                10,289      132,429             0.0%
#   Veresen, Inc.                                                41,809      363,862             0.0%
    Vermilion Energy, Inc.(923725105)                            16,174      569,810             0.1%
#   Vermilion Energy, Inc.(B607XS1)                                 900       31,668             0.0%
#   Wajax Corp.                                                  11,809      216,655             0.0%
*   Wesdome Gold Mines, Ltd.                                     14,500       11,311             0.0%
    West Fraser Timber Co., Ltd.                                 12,262      433,896             0.0%
    Western Energy Services Corp.                                37,741      119,203             0.0%
#   Western Forest Products, Inc.                               202,365      298,688             0.0%
    Westjet Airlines, Ltd.                                        4,300       79,581             0.0%
    Westshore Terminals Investment Corp.                         17,189      286,702             0.0%
    Whistler Blackcomb Holdings, Inc.                            16,024      247,173             0.0%
#   Whitecap Resources, Inc.                                    135,567    1,203,681             0.1%
    Wi-Lan, Inc.                                                 94,707      176,000             0.0%
    Winpak, Ltd.                                                  6,877      207,793             0.0%
    WSP Global, Inc.                                             24,359      847,982             0.1%
*   Xtreme Drilling & Coil Services Corp.                        17,787       27,342             0.0%
    Yamana Gold, Inc.(98462Y100)                                  6,868       15,041             0.0%
    Yamana Gold, Inc.(2219279)                                  308,940      675,717             0.1%
*   Yellow Pages, Ltd.                                           10,062      130,277             0.0%
#   Zargon Oil & Gas, Ltd.                                       16,494       17,281             0.0%
    ZCL Composites, Inc.                                          6,650       31,531             0.0%
                                                                        ------------             ---
TOTAL CANADA                                                             121,333,565             7.6%
                                                                        ------------             ---
CHINA -- (0.0%)
*   China Daye Non-Ferrous Metals Mining, Ltd.                3,314,000       62,560             0.0%
*   Hanfeng Evergreen, Inc.                                       5,700          564             0.0%
    Nexteer Automotive Group, Ltd.                              148,000      157,139             0.0%
                                                                        ------------             ---
TOTAL CHINA                                                                  220,263             0.0%
                                                                        ------------             ---
DENMARK -- (1.5%)
    ALK-Abello A.S.                                               3,183      346,220             0.0%
    Alm Brand A.S.                                               63,379      359,048             0.0%
    Ambu A.S. Class B                                            14,918      404,211             0.0%
    AP Moeller - Maersk A.S. Class A                                253      362,773             0.0%
    AP Moeller - Maersk A.S. Class B                                499      736,434             0.1%
#*  Bang & Olufsen A.S.                                          17,643      116,061             0.0%
    BankNordik P/F                                                  557       11,576             0.0%
*   Bavarian Nordic A.S.                                         13,393      535,920             0.0%
    Brodrene Hartmann A.S.                                          658       23,199             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
DENMARK -- (Continued)
    Carlsberg A.S. Class B                                     14,379 $ 1,178,059             0.1%
    Chr Hansen Holding A.S.                                    19,477   1,170,235             0.1%
    Coloplast A.S. Class B                                      1,379      98,908             0.0%
#*  D/S Norden A.S.                                            18,073     360,361             0.0%
    Danske Bank A.S.                                           40,251   1,107,452             0.1%
    DFDS A.S.                                                  17,215     522,828             0.0%
    DSV A.S.                                                   35,504   1,440,726             0.1%
#   FLSmidth & Co. A.S.                                        23,628     894,432             0.1%
*   Genmab A.S.                                                 7,376     727,869             0.1%
    GN Store Nord A.S.                                         67,658   1,234,059             0.1%
*   H Lundbeck A.S.                                            23,314     684,891             0.0%
*   H+H International A.S. Class B                              7,858      64,755             0.0%
    Harboes Bryggeri A.S. Class B                                 511       7,811             0.0%
    IC Group A.S.                                               4,483     123,433             0.0%
*   Jeudan A.S.                                                   667      66,128             0.0%
*   Jyske Bank A.S.                                            33,311   1,624,896             0.1%
    NKT Holding A.S.                                           11,676     635,422             0.0%
#   Nordjyske Bank A.S.                                         1,141      18,909             0.0%
    Novozymes A.S. Class B                                      9,977     462,505             0.0%
    Pandora A.S.                                               10,035   1,158,012             0.1%
*   Parken Sport & Entertainment A.S.                             848       6,746             0.0%
    PER Aarsleff A.S. Class B                                   1,127     378,214             0.0%
    Ringkjoebing Landbobank A.S.                                1,828     391,532             0.0%
    Rockwool International A.S. Class B                         3,276     513,272             0.0%
    Royal Unibrew A.S.                                         21,383     846,711             0.1%
    RTX A.S.                                                    3,990      51,496             0.0%
*   Santa Fe Group A.S.                                         7,775      61,785             0.0%
    Schouw & Co.                                                8,263     431,785             0.0%
    SimCorp A.S.                                               17,341     850,817             0.1%
    Solar A.S. Class B                                          2,503     152,656             0.0%
    Spar Nord Bank A.S.                                        37,135     355,708             0.0%
    Sydbank A.S.                                               31,083   1,022,438             0.1%
    TDC A.S.                                                  239,018   1,249,560             0.1%
    Tivoli A.S.                                                     1         490             0.0%
*   TK Development A.S.                                        27,315      33,248             0.0%
*   Topdanmark A.S.                                            35,644     948,490             0.1%
    Tryg A.S.                                                  11,205     201,368             0.0%
    United International Enterprises                              798     124,612             0.0%
    Vestas Wind Systems A.S.                                   18,318   1,068,017             0.1%
*   Vestjysk Bank A.S.                                          1,419       1,883             0.0%
*   William Demant Holding A.S.                                 5,977     519,268             0.0%
#*  Zealand Pharma A.S.                                         5,267     117,342             0.0%
                                                                      -----------             ---
TOTAL DENMARK                                                          25,804,571             1.6%
                                                                      -----------             ---
FINLAND -- (1.9%)
    Ahlstrom Oyj                                                6,489      52,601             0.0%
    Alandsbanken Abp Class B                                        5          91             0.0%
    Alma Media Oyj                                              6,053      17,958             0.0%
    Amer Sports Oyj                                            63,952   1,794,850             0.1%
    Apetit Oyj                                                    276       4,052             0.0%
    Aspo Oyj                                                    6,205      48,660             0.0%
    Atria Oyj                                                   4,670      42,371             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
FINLAND -- (Continued)
    BasWare Oyj                                                 1,456 $   60,253             0.0%
*   Biotie Therapies Oyj                                      107,519     18,441             0.0%
    Cargotec Oyj Class B                                       23,212    827,469             0.1%
    Caverion Corp.                                             32,549    283,390             0.0%
    Citycon Oyj                                                93,565    246,205             0.0%
    Comptel Oyj                                                 9,777     12,797             0.0%
    Cramo Oyj                                                  10,464    192,152             0.0%
#   Elisa Oyj                                                  42,719  1,609,492             0.1%
#   F-Secure Oyj                                               29,375     87,753             0.0%
*   Finnair Oyj                                                26,002    107,510             0.0%
*   Finnlines Oyj                                                 894     17,085             0.0%
    Fiskars Oyj Abp                                            10,228    211,761             0.0%
    Fortum Oyj                                                115,322  1,729,356             0.1%
    HKScan Oyj Class A                                         20,891     84,073             0.0%
    Huhtamaki Oyj                                              35,018  1,235,411             0.1%
    Ilkka-Yhtyma Oyj                                            3,592      7,948             0.0%
    Kemira Oyj                                                 64,021    758,297             0.1%
    Kesko Oyj Class A                                           2,583     79,684             0.0%
    Kesko Oyj Class B                                          37,763  1,205,558             0.1%
#   Kone Oyj Class B                                           18,181    775,429             0.1%
#   Konecranes Oyj                                             14,374    385,340             0.0%
    Lassila & Tikanoja Oyj                                     19,020    367,979             0.0%
*   Lemminkainen Oyj                                            2,421     34,942             0.0%
    Metsa Board Oyj                                           112,123    713,350             0.1%
    Metso Oyj                                                  44,931  1,100,007             0.1%
    Munksjo Oyj                                                 3,591     33,467             0.0%
    Neste Oyj                                                  50,237  1,224,904             0.1%
    Nokia Oyj                                                 179,921  1,338,408             0.1%
    Nokian Renkaat Oyj                                         41,746  1,574,933             0.1%
    Okmetic Oyj                                                 2,360     17,944             0.0%
    Olvi Oyj Class A                                            7,168    173,842             0.0%
*   Oriola-KD Oyj Class B                                      55,457    270,991             0.0%
    Orion Oyj Class A                                           4,392    156,086             0.0%
    Orion Oyj Class B                                          26,896    960,657             0.1%
#*  Outokumpu Oyj                                             163,274    554,421             0.0%
#   Outotec Oyj                                                82,174    282,642             0.0%
    PKC Group Oyj                                              10,382    191,089             0.0%
    Ponsse Oy                                                   2,825     54,102             0.0%
*   Poyry Oyj                                                   6,843     29,754             0.0%
    Raisio Oyj Class V                                         61,637    290,318             0.0%
    Ramirent Oyj                                               42,088    327,109             0.0%
    Revenio Group Oyj                                           1,221     38,279             0.0%
    Saga Furs Oyj                                                 284      5,676             0.0%
    Sampo Oyj Class A                                          38,932  1,902,902             0.1%
    Sanoma Oyj                                                 32,889    144,186             0.0%
    Sponda Oyj                                                  2,541     10,794             0.0%
*   Stockmann Oyj Abp                                           2,666     19,656             0.0%
#*  Stockmann Oyj Abp Class B                                  21,104    164,420             0.0%
    Stora Enso Oyj Class R                                    273,468  2,536,742             0.2%
*   Talvivaara Mining Co. P.L.C.                              190,260      1,193             0.0%
    Technopolis Oyj                                            27,132    109,518             0.0%
    Tieto Oyj                                                  21,990    563,896             0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
FINLAND -- (Continued)
    Tikkurila Oyj                                              12,964 $   237,961             0.0%
    UPM-Kymmene Oyj                                           218,028   4,081,696             0.3%
    Uponor Oyj                                                 20,934     278,709             0.0%
    Vaisala Oyj Class A                                         2,048      54,735             0.0%
    Valmet OYJ                                                 23,260     244,809             0.0%
    Wartsila Oyj Abp                                           10,935     466,826             0.0%
    YIT Oyj                                                    43,483     229,201             0.0%
                                                                      -----------             ---
TOTAL FINLAND                                                          32,684,131             2.1%
                                                                      -----------             ---
FRANCE -- (6.0%)
    Accor SA                                                   13,433     667,076             0.1%
    Actia Group                                                 5,344      31,400             0.0%
    Aeroports de Paris                                          2,541     319,211             0.0%
#*  Air France-KLM                                             45,894     335,762             0.0%
    Air Liquide SA                                              4,725     611,259             0.0%
    Akka Technologies                                           3,376      93,119             0.0%
    Albioma SA                                                 12,677     206,089             0.0%
*   Alcatel-Lucent                                            261,297   1,060,692             0.1%
*   Alstom SA                                                   8,571     278,988             0.0%
    Altamir                                                     1,789      20,150             0.0%
    Alten SA                                                   11,932     618,532             0.0%
    Altran Technologies SA                                     72,366     902,142             0.1%
    April SA                                                    6,744      95,641             0.0%
#*  Archos                                                      3,060       5,611             0.0%
    Arkema SA                                                  11,024     805,619             0.1%
    Assystem                                                    4,592      95,875             0.0%
    Atos SE                                                    19,717   1,569,602             0.1%
    Aubay                                                       1,565      27,416             0.0%
    Audika Groupe                                               1,518      29,705             0.0%
    AXA SA                                                     89,108   2,378,124             0.2%
    AXA SA Sponsored ADR                                       14,588     389,500             0.0%
    Axway Software SA                                           1,450      38,639             0.0%
#   Beneteau SA                                                 8,579     130,098             0.0%
    BioMerieux                                                  4,216     489,788             0.0%
    BNP Paribas SA                                             65,497   3,968,934             0.3%
    Boiron SA                                                   2,896     255,996             0.0%
    Bollore SA                                                177,765     878,765             0.1%
    Bonduelle SCA                                               6,209     154,685             0.0%
    Bouygues SA                                                30,857   1,166,302             0.1%
    Bureau Veritas SA                                          24,625     556,177             0.0%
    Burelle SA                                                     58      42,733             0.0%
    Cap Gemini SA                                               9,054     805,046             0.1%
    Carrefour SA                                               43,255   1,409,506             0.1%
    Casino Guichard Perrachon SA                               18,503   1,063,085             0.1%
    Catering International Services                               672      10,946             0.0%
*   Cegedim SA                                                  1,092      38,641             0.0%
    Cegid Group SA                                              3,880     182,450             0.0%
#*  CGG SA                                                     78,446     314,449             0.0%
#*  CGG SA Sponsored ADR                                       16,300      66,015             0.0%
    Chargeurs SA                                               18,527     158,659             0.0%
    Christian Dior SE                                           1,359     267,101             0.0%
#   Cie de Saint-Gobain                                       101,892   4,265,306             0.3%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
FRANCE -- (Continued)
    Cie des Alpes                                               1,462 $   27,206             0.0%
    Cie Generale des Etablissements Michelin                   21,432  2,131,965             0.1%
    CNP Assurances                                             36,585    521,857             0.0%
    Credit Agricole SA                                         82,395  1,040,689             0.1%
    Danone SA                                                   8,118    564,201             0.0%
    Dassault Systemes                                           2,688    212,051             0.0%
*   Derichebourg SA                                            65,547    201,155             0.0%
    Devoteam SA                                                 1,816     59,017             0.0%
    Edenred                                                    24,305    446,261             0.0%
    Eiffage SA                                                 16,186  1,008,412             0.1%
    Electricite de France SA                                   23,600    438,665             0.0%
    Electricite de Strasbourg SA                                   88     10,239             0.0%
    Elior                                                         863     16,362             0.0%
    Engie SA                                                  118,350  2,071,219             0.1%
#*  Eramet                                                      3,930    155,042             0.0%
    Essilor International SA                                    9,053  1,188,328             0.1%
*   Esso SA Francaise                                           2,429    139,258             0.0%
#*  Etablissements Maurel et Prom                              36,130    129,971             0.0%
    Euler Hermes Group                                          3,745    351,485             0.0%
    Eurofins Scientific SE                                      2,681    969,822             0.1%
    Eutelsat Communications SA                                 18,877    622,177             0.0%
    Exel Industries Class A                                        69      3,528             0.0%
    Faiveley Transport SA                                       2,496    263,273             0.0%
    Faurecia                                                   22,261    879,944             0.1%
    Fimalac                                                     1,034     92,954             0.0%
    Fleury Michon SA                                              571     40,841             0.0%
#*  GameLoft SE                                                19,850    113,188             0.0%
    Gaztransport Et Technigaz SA                                3,870    193,619             0.0%
    GL Events                                                   4,159     79,252             0.0%
    Groupe Crit                                                 1,664     90,190             0.0%
    Groupe Eurotunnel SE                                       51,587    722,125             0.1%
*   Groupe Flo                                                  2,320      5,792             0.0%
*   Groupe Fnac SA                                              1,798    116,496             0.0%
#   Groupe Gorge                                                2,052     52,435             0.0%
    Guerbet                                                     2,969    201,381             0.0%
    Haulotte Group SA                                           5,535     78,346             0.0%
    Herige SADCS                                                   25        695             0.0%
    Hermes International                                          308    118,471             0.0%
*   Hi-Media SA                                                     1          3             0.0%
*   Hipay Group SA                                              2,179     22,232             0.0%
    Iliad SA                                                    1,304    273,860             0.0%
    Imerys SA                                                   6,752    462,043             0.0%
    Ingenico Group SA                                           7,082    834,625             0.1%
    Interparfums SA                                             2,562     65,541             0.0%
    Ipsen SA                                                   11,306    713,045             0.1%
    IPSOS                                                      11,482    232,917             0.0%
    Jacquet Metal Service                                       8,285    120,801             0.0%
    JCDecaux SA                                                 8,247    334,977             0.0%
    Kering                                                      3,601    665,985             0.0%
    Korian SA                                                  20,031    757,208             0.1%
    Lagardere SCA                                              54,372  1,581,976             0.1%
    Laurent-Perrier                                             1,001     86,780             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
FRANCE -- (Continued)
*   Le Noble Age                                                3,880 $   92,112             0.0%
    Lectra                                                      8,258     97,427             0.0%
    Legrand SA                                                 13,193    723,029             0.1%
    Linedata Services                                             385     12,912             0.0%
    LISI                                                        8,303    202,693             0.0%
    LVMH Moet Hennessy Louis Vuitton SE                         5,072    944,252             0.1%
    Maisons France Confort                                        513     22,395             0.0%
    Manitou BF SA                                               5,334     73,726             0.0%
    Manutan International                                         336     17,070             0.0%
    Mersen                                                      7,780    145,962             0.0%
#*  METabolic EXplorer SA                                      10,722     53,411             0.0%
    Metropole Television SA                                    20,920    402,412             0.0%
    MGI Coutier                                                 7,238    129,221             0.0%
    Montupet                                                    4,557    357,242             0.0%
    Natixis SA                                                141,854    868,357             0.1%
#*  Naturex                                                     2,756    193,855             0.0%
    Neopost SA                                                 10,915    271,177             0.0%
*   Nexans SA                                                  22,083    877,820             0.1%
    Nexity SA                                                  14,788    654,373             0.0%
    NextRadioTV                                                   339     13,320             0.0%
*   Nicox                                                       7,896     14,664             0.0%
*   NRJ Group                                                   3,854     35,766             0.0%
*   Numericable-SFR SAS                                         2,828    127,786             0.0%
    Oeneo SA                                                    6,343     44,668             0.0%
#*  Onxeo SA                                                    5,700     22,751             0.0%
    Orange SA                                                 121,795  2,147,452             0.1%
    Orpea                                                       8,489    681,014             0.1%
*   Parrot SA                                                   4,860    219,834             0.0%
    Pernod Ricard SA                                            6,769    796,503             0.1%
*   Peugeot SA                                                 97,196  1,707,684             0.1%
#*  Pierre & Vacances SA                                        2,735     74,857             0.0%
    Plastic Omnium SA                                          18,592    536,657             0.0%
    Plastivaloire                                                 616     46,032             0.0%
    PSB Industries SA                                             755     45,152             0.0%
    Publicis Groupe SA                                          9,458    612,644             0.0%
    Rallye SA                                                  15,113    279,454             0.0%
*   Recylex SA                                                  7,033      9,976             0.0%
    Renault SA                                                 28,549  2,690,004             0.2%
    Rexel SA                                                  128,860  1,758,657             0.1%
    Robertet SA                                                   246     61,400             0.0%
    Rothschild & Co.                                            1,547     44,362             0.0%
    Rubis SCA                                                   7,334    587,814             0.0%
    Safran SA                                                   9,453    717,994             0.1%
    Saft Groupe SA                                             15,256    393,231             0.0%
    Samse SA                                                       40      5,247             0.0%
    Sanofi                                                     28,010  2,825,532             0.2%
    Sartorius Stedim Biotech                                    1,037    366,180             0.0%
    Savencia SA                                                 1,522     94,882             0.0%
    Schneider Electric SE(4834108)                             10,466    631,258             0.0%
    Schneider Electric SE(B11BPS1)                              1,883    113,589             0.0%
    SCOR SE                                                    71,411  2,655,251             0.2%
    SEB SA                                                      7,961    808,564             0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
FRANCE -- (Continued)
    Seche Environnement SA                                        944 $   32,552             0.0%
#*  Sequana SA                                                 26,638    114,580             0.0%
    SES SA                                                     12,025    354,802             0.0%
    Societe BIC SA                                              1,862    296,724             0.0%
*   Societe des Bains de Mer et du Cercle des Etrangers a
      Monaco                                                      548     20,757             0.0%
    Societe Generale SA                                        48,771  2,265,081             0.2%
*   Societe Internationale de Plantations d'Heveas SA             378     10,850             0.0%
    Societe Marseillaise du Tunnel Prado-Carenage SA              200      7,654             0.0%
    Societe Television Francaise 1                             44,374    570,057             0.0%
    Sodexo SA                                                   4,548    404,279             0.0%
#*  SOITEC                                                     55,733     45,261             0.0%
#   Solocal Group                                               9,249     75,209             0.0%
    Somfy SA                                                      303     94,698             0.0%
    Sopra Steria Group                                          6,261    712,159             0.1%
#*  Ste Industrielle d'Aviation Latecoere SA                   30,249    137,818             0.0%
    Stef SA                                                     2,648    195,040             0.0%
    STMicroelectronics NV(5962332)                            138,854    956,741             0.1%
    STMicroelectronics NV(2430025)                             14,700    101,283             0.0%
*   Store Electronic                                            1,158     17,124             0.0%
    Suez Environnement Co.                                     17,927    340,395             0.0%
    Sword Group                                                 2,537     66,314             0.0%
    Synergie SA                                                 4,953    132,517             0.0%
    Tarkett SA                                                    440     13,124             0.0%
#   Technicolor SA                                             96,836    654,887             0.0%
    Technip SA                                                 23,146  1,206,132             0.1%
    Teleperformance                                            17,007  1,334,725             0.1%
    Tessi SA                                                       94     11,835             0.0%
    Thales SA                                                   9,554    690,671             0.1%
*   Theolia SA                                                 63,059     40,844             0.0%
    Thermador Groupe                                              269     25,119             0.0%
    Total Gabon                                                   101     20,094             0.0%
#   Total SA                                                  168,814  8,163,646             0.5%
    Total SA Sponsored ADR                                     16,618    801,486             0.1%
    Touax SA                                                      388      5,567             0.0%
    Trigano SA                                                  4,601    221,222             0.0%
*   UBISOFT Entertainment                                      63,784  1,911,053             0.1%
    Union Financiere de France BQE SA                             730     20,639             0.0%
    Valeo SA                                                    6,679  1,031,406             0.1%
#   Vallourec SA                                               39,032    432,057             0.0%
#*  Valneva SE                                                 16,877     62,751             0.0%
    Veolia Environnement SA                                     8,919    207,191             0.0%
    Vetoquinol SA                                                 493     20,682             0.0%
    Vicat                                                       5,112    327,513             0.0%
    VIEL & Cie SA                                              11,006     38,515             0.0%
    Vilmorin & Cie SA                                           1,503    105,892             0.0%
    Vinci SA                                                   17,186  1,157,069             0.1%
    Virbac SA                                                   1,525    303,814             0.0%
    Vivendi SA                                                 37,543    903,175             0.1%
    Vranken-Pommery Monopole SA                                   394     12,428             0.0%
*   Worldline SA                                                1,066     25,853             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES    VALUE++    OF NET ASSETS**
                                                              ------- ------------ ---------------
FRANCE -- (Continued)
    Zodiac Aerospace                                           15,279 $    385,439             0.0%
                                                                      ------------             ---
TOTAL FRANCE                                                           102,711,088             6.4%
                                                                      ------------             ---
GERMANY -- (6.0%)
    Aareal Bank AG                                             38,716    1,475,007             0.1%
    Adidas AG                                                  11,271    1,010,090             0.1%
    Adler Modemaerkte AG                                        4,316       49,543             0.0%
*   ADVA Optical Networking SE                                 25,534      276,402             0.0%
*   Air Berlin P.L.C.                                           2,352        2,350             0.0%
#*  AIXTRON SE                                                 18,305      116,483             0.0%
    Allgeier SE                                                 2,271       41,986             0.0%
    Allianz SE                                                 25,753    4,508,519             0.3%
    Allianz SE Sponsored ADR                                   11,988      210,389             0.0%
    Amadeus Fire AG                                             1,491      124,393             0.0%
*   AS Creation Tapeten                                            50        1,596             0.0%
    Aurubis AG                                                 25,210    1,684,026             0.1%
    Axel Springer SE                                           11,573      650,399             0.1%
*   Balda AG                                                    6,209       23,417             0.0%
    BASF SE                                                    31,647    2,592,643             0.2%
    Bauer AG                                                    5,937      125,326             0.0%
    Bayer AG                                                       31        4,133             0.0%
    Bayerische Motoren Werke AG                                31,088    3,184,293             0.2%
#   BayWa AG                                                    9,203      311,514             0.0%
    Bechtle AG                                                  6,886      635,556             0.1%
    Beiersdorf AG                                               3,976      377,624             0.0%
    Bertrandt AG                                                1,769      207,479             0.0%
    Bijou Brigitte AG                                           2,005      111,349             0.0%
#   Bilfinger SE                                               23,690    1,061,720             0.1%
#   Biotest AG                                                  4,254       64,136             0.0%
#   Borussia Dortmund GmbH & Co. KGaA                          57,531      256,127             0.0%
    Brenntag AG                                                13,585      820,307             0.1%
    CANCOM SE                                                   5,273      206,850             0.0%
    Carl Zeiss Meditec AG                                      14,834      434,508             0.0%
    CENIT AG                                                    3,984       78,695             0.0%
    CENTROTEC Sustainable AG                                    5,043       80,548             0.0%
    Cewe Stiftung & Co. KGAA                                    3,707      222,957             0.0%
    Comdirect Bank AG                                          17,855      216,062             0.0%
*   Commerzbank AG                                            138,409    1,522,182             0.1%
    CompuGroup Medical AG                                      10,913      321,563             0.0%
*   Constantin Medien AG                                       11,950       24,210             0.0%
    Continental AG                                              2,681      643,788             0.1%
*   CropEnergies AG                                            11,125       68,781             0.0%
    CTS Eventim AG & Co. KGaA                                  14,913      583,687             0.0%
    Daimler AG                                                 89,896    7,795,217             0.5%
#*  DEAG Deutsche Entertainment AG                              2,858       12,038             0.0%
    Delticom AG                                                 1,376       31,752             0.0%
#   Deutsche Bank AG(D18190898)                                79,294    2,216,267             0.2%
    Deutsche Bank AG(5750355)                                   1,436       40,192             0.0%
    Deutsche Boerse AG                                          9,256      853,444             0.1%
*   Deutsche Lufthansa AG                                     122,781    1,813,198             0.1%
    Deutsche Post AG                                           27,702      822,926             0.1%
    Deutsche Telekom AG                                       105,723    1,980,359             0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
GERMANY -- (Continued)
    Deutsche Telekom AG Sponsored ADR                          16,349 $  305,072             0.0%
    Deutsche Wohnen AG                                         28,338    798,810             0.1%
    Deutz AG                                                   52,505    196,748             0.0%
*   Dialog Semiconductor P.L.C.                                19,113    707,082             0.1%
    DIC Asset AG                                                2,590     25,483             0.0%
    DMG Mori AG                                                22,517    894,040             0.1%
    Dr Hoenle AG                                                1,129     31,082             0.0%
    Draegerwerk AG & Co. KGaA                                   1,243     79,668             0.0%
    Drillisch AG                                                8,176    421,641             0.0%
    Duerr AG                                                    6,877    572,598             0.0%
    E.ON SE                                                   147,681  1,557,909             0.1%
    Eckert & Ziegler AG                                         2,499     52,707             0.0%
    Elmos Semiconductor AG                                      8,030    119,009             0.0%
    ElringKlinger AG                                           17,767    397,543             0.0%
*   Euromicron AG                                               3,318     30,743             0.0%
*   Evotec AG                                                  26,184    114,096             0.0%
    Fielmann AG                                                 7,546    528,286             0.0%
    Francotyp-Postalia Holding AG Class A                       2,977     14,639             0.0%
    Fraport AG Frankfurt Airport Services Worldwide            14,407    913,442             0.1%
    Freenet AG                                                 38,805  1,309,037             0.1%
    Fresenius Medical Care AG & Co. KGaA                       10,963    986,752             0.1%
    Fresenius Medical Care AG & Co. KGaA ADR                    2,000     89,860             0.0%
    Fresenius SE & Co. KGaA                                    14,962  1,099,444             0.1%
    Fuchs Petrolub SE                                           3,681    152,369             0.0%
    GEA Group AG                                               15,270    611,955             0.1%
    Gerresheimer AG                                            18,463  1,439,649             0.1%
#   Gerry Weber International AG                               15,675    255,197             0.0%
    Gesco AG                                                    1,286     91,127             0.0%
    GFK SE                                                      7,957    293,219             0.0%
#   GFT Technologies SE                                         5,668    167,156             0.0%
    Grammer AG                                                  7,139    190,384             0.0%
    Grenkeleasing AG                                            1,404    257,606             0.0%
*   H&R AG                                                      3,046     27,521             0.0%
    Hamburger Hafen und Logistik AG                            19,402    280,633             0.0%
    Hannover Rueck SE                                           8,033    928,696             0.1%
    HeidelbergCement AG                                        21,428  1,595,733             0.1%
*   Heidelberger Druckmaschinen AG                            127,347    365,584             0.0%
    Henkel AG & Co. KGaA                                        1,781    164,391             0.0%
    Highlight Communications AG                                 7,046     36,830             0.0%
    Hochtief AG                                                 7,455    693,559             0.1%
    Homag Group AG                                                753     29,110             0.0%
    Hornbach Baumarkt AG                                        2,322     82,961             0.0%
    Hugo Boss AG                                                6,065    623,641             0.1%
    Indus Holding AG                                           10,572    492,119             0.0%
    Infineon Technologies AG                                   11,283    138,983             0.0%
    Infineon Technologies AG ADR                               44,524    552,098             0.0%
    Init Innovation In Traffic Systems AG                         484     10,819             0.0%
    Isra Vision AG                                              1,401     83,399             0.0%
    Jenoptik AG                                                22,885    370,055             0.0%
    K+S AG                                                     66,799  1,686,228             0.1%
    KION Group AG                                              17,443    786,015             0.1%
#   Kloeckner & Co. SE                                         60,019    534,629             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
GERMANY -- (Continued)
*   Koenig & Bauer AG                                          5,571 $  174,709             0.0%
#*  Kontron AG                                                32,120    109,408             0.0%
    Krones AG                                                  4,171    501,666             0.0%
    KSB AG                                                        37     16,309             0.0%
#   KUKA AG                                                    8,591    726,007             0.1%
    KWS Saat SE                                                  839    271,267             0.0%
    Lanxess AG                                                34,179  1,834,139             0.1%
    LEG Immobilien AG                                          5,839    465,516             0.0%
    Leifheit AG                                                  470     24,324             0.0%
    Leoni AG                                                  19,516    797,199             0.1%
    Linde AG                                                   6,050  1,049,405             0.1%
#   LPKF Laser & Electronics AG                                6,156     57,166             0.0%
    MAN SE                                                     1,923    200,381             0.0%
#*  Manz AG                                                    1,017     46,944             0.0%
#*  Medigene AG                                                1,746     10,801             0.0%
#   Merck KGaA                                                 3,932    383,875             0.0%
    Metro AG                                                  39,134  1,203,984             0.1%
    MLP AG                                                    19,610     85,228             0.0%
    MTU Aero Engines AG                                       13,691  1,266,535             0.1%
    Muenchener Rueckversicherungs-Gesellschaft AG             10,204  2,034,616             0.1%
    MVV Energie AG                                               479     10,839             0.0%
    Nemetschek AG                                              7,104    306,189             0.0%
*   Nordex SE                                                 20,754    677,913             0.1%
    Norma Group SE                                            10,337    530,111             0.0%
#   OHB SE                                                     4,708     99,450             0.0%
    Osram Licht AG                                            25,890  1,521,429             0.1%
#*  Paion AG                                                  23,291     56,840             0.0%
*   Patrizia Immobilien AG                                    18,218    500,875             0.0%
    Pfeiffer Vacuum Technology AG                              4,509    561,514             0.0%
#   PNE Wind AG                                               37,572     97,703             0.0%
    Progress-Werk Oberkirch AG                                   195      7,377             0.0%
    ProSiebenSat.1 Media SE                                    9,951    537,708             0.0%
    Puma SE                                                      972    217,517             0.0%
*   QIAGEN NV(5732825)                                        17,899    433,936             0.0%
*   QIAGEN NV(2437907)                                        12,879    311,285             0.0%
#   QSC AG                                                    59,902    105,000             0.0%
#   R Stahl AG                                                 1,041     33,230             0.0%
    Rational AG                                                  971    385,332             0.0%
    Rheinmetall AG                                            16,981  1,068,051             0.1%
    Rhoen-Klinikum AG                                         27,136    809,486             0.1%
#   RIB Software AG                                            1,424     17,588             0.0%
    RTL Group SA                                               2,466    213,320             0.0%
    RWE AG                                                    83,859  1,165,410             0.1%
    SAF-Holland SA                                            25,302    369,292             0.0%
    Salzgitter AG                                             26,655    768,655             0.1%
    SAP SE                                                    10,370    817,520             0.1%
#   Schaltbau Holding AG                                       2,515    140,052             0.0%
#*  SGL Carbon SE                                             12,166    223,207             0.0%
    SHW AG                                                     3,890    101,840             0.0%
    Siemens AG                                                19,381  1,946,708             0.1%
#*  Singulus Technologies AG                                  16,452     10,377             0.0%
    Sixt SE                                                    9,341    520,979             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES    VALUE++    OF NET ASSETS**
                                                              ------- ------------ ---------------
GERMANY -- (Continued)
#*  SKW Stahl-Metallurgie Holding AG                            1,512 $      6,984             0.0%
#*  SMA Solar Technology AG                                     7,260      349,985             0.0%
*   SMT Scharf AG                                                 508        6,300             0.0%
    Softing AG                                                    444        5,747             0.0%
    Software AG                                                18,740      544,488             0.0%
#*  Solarworld AG                                                 106        1,579             0.0%
    Stada Arzneimittel AG                                      35,186    1,338,556             0.1%
    STRATEC Biomedical AG                                       1,225       71,341             0.0%
    Stroeer SE                                                  8,990      567,226             0.0%
    Suedzucker AG                                              51,080      953,277             0.1%
    Surteco SE                                                  2,224       43,414             0.0%
*   Suss Microtec AG                                           17,284      131,178             0.0%
    Symrise AG                                                  6,952      457,557             0.0%
#   TAG Immobilien AG                                          28,855      373,497             0.0%
    Takkt AG                                                   17,769      329,979             0.0%
*   Talanx AG                                                  18,081      579,365             0.0%
    Technotrans AG                                              2,005       39,285             0.0%
    Telefonica Deutschland Holding AG                         157,158    1,011,729             0.1%
    ThyssenKrupp AG                                            30,537      615,318             0.1%
*   Tom Tailor Holding AG                                       7,699       51,023             0.0%
*   Tomorrow Focus AG                                          16,554       60,697             0.0%
    United Internet AG                                         12,953      672,557             0.1%
    USU Software AG                                               590       12,818             0.0%
*   VERBIO Vereinigte BioEnergie AG                             3,154       18,669             0.0%
#   Volkswagen AG                                               2,816      389,935             0.0%
    Vonovia SE                                                  1,665       55,501             0.0%
*   Vossloh AG                                                  5,268      387,131             0.0%
    VTG AG                                                      9,755      318,279             0.0%
    Wacker Chemie AG                                            6,047      530,666             0.0%
    Wacker Neuson SE                                           16,443      228,659             0.0%
    Washtec AG                                                  5,153      160,489             0.0%
    Wincor Nixdorf AG                                          17,870      916,571             0.1%
    XING AG                                                       760      150,018             0.0%
    Zeal Network SE                                             1,685       77,321             0.0%
                                                                      ------------             ---
TOTAL GERMANY                                                          101,366,739             6.4%
                                                                      ------------             ---
HONG KONG -- (2.9%)
*   ABC Communications Holdings, Ltd.                         318,000        8,539             0.0%
    Aeon Stores Hong Kong Co., Ltd.                            22,000       21,584             0.0%
    Agritrade Resources, Ltd.                                 170,000       36,338             0.0%
#   AIA Group, Ltd.                                           325,600    1,907,007             0.1%
    Allied Group, Ltd.                                          6,000       28,641             0.0%
    Allied Properties HK, Ltd.                                382,540       81,685             0.0%
*   Anxian Yuan China Holdings, Ltd.                          580,000       12,123             0.0%
*   Apac Resources, Ltd.                                      873,175       10,189             0.0%
*   Applied Development Holdings, Ltd.                        375,000       17,157             0.0%
    APT Satellite Holdings, Ltd.                              253,500      249,725             0.0%
#   Asia Financial Holdings, Ltd.                              98,000       37,894             0.0%
    Asia Satellite Telecommunications Holdings, Ltd.           39,000       57,979             0.0%
    Asia Standard International Group, Ltd.                    22,000        4,126             0.0%
#   ASM Pacific Technology, Ltd.                               50,300      357,163             0.0%
#   Associated International Hotels, Ltd.                      10,000       27,827             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
HONG KONG -- (Continued)
    Aupu Group Holding Co., Ltd.                                240,000 $   64,211             0.0%
*   Auto Italia Holdings                                        875,000     44,373             0.0%
    Bank of East Asia, Ltd.                                     115,707    433,077             0.0%
    BOC Hong Kong Holdings, Ltd.                                140,000    447,676             0.0%
    Bonjour Holdings, Ltd.                                      596,200     23,413             0.0%
    Bossini International Hldg                                  724,000     62,313             0.0%
    Bright Smart Securities & Commodities Group, Ltd.            56,000     17,563             0.0%
#*  Brightoil Petroleum Holdings, Ltd.                          749,000    266,567             0.0%
#*  Brockman Mining, Ltd.                                       873,840     18,596             0.0%
*   Burwill Holdings, Ltd.                                    1,724,000     64,276             0.0%
    Cafe de Coral Holdings, Ltd.                                 94,000    317,948             0.0%
    Cathay Pacific Airways, Ltd.                                152,000    300,688             0.0%
    CCT Fortis Holdings, Ltd.                                    72,000      7,408             0.0%
    CEC International Holdings, Ltd.                            118,000     23,389             0.0%
    Chen Hsong Holdings                                          48,000     11,036             0.0%
    Cheuk Nang Holdings, Ltd.                                    21,211     15,570             0.0%
    Cheung Kong Infrastructure Holdings, Ltd.                    30,000    279,273             0.0%
    Cheung Kong Property Holdings, Ltd.                         106,960    749,787             0.1%
*   Cheung Wo International Holdings, Ltd.                      348,000     67,099             0.0%
    Chevalier International Holdings, Ltd.                       30,055     51,732             0.0%
#*  China Beidahuang Industry Group Holdings, Ltd. Class A      122,000     28,001             0.0%
*   China Billion Resources, Ltd.                               198,000         --             0.0%
*   China Chuanglian Education Group, Ltd.                      660,000     21,157             0.0%
#*  China Energy Development Holdings, Ltd.                   6,602,000    131,163             0.0%
*   China Environmental Energy Investment, Ltd.               1,700,000     44,016             0.0%
    China Flavors & Fragrances Co., Ltd.                         18,437      4,583             0.0%
*   China Infrastructure Investment, Ltd.                       532,000      7,453             0.0%
    China Metal International Holdings, Inc.                    162,000     42,952             0.0%
*   China Public Procurement, Ltd.                            2,172,000     39,338             0.0%
#*  China Smarter Energy Group Holdings, Ltd.                   478,000     41,272             0.0%
*   China Solar Energy Holdings, Ltd.                            64,000        279             0.0%
*   China Star Entertainment, Ltd.                            9,350,000     43,233             0.0%
*   China Ting Group Holdings, Ltd.                             226,000     13,795             0.0%
*   China Wah Yan Healthcare, Ltd.                              248,950      4,449             0.0%
    Chinese Estates Holdings, Ltd.                                7,000     16,274             0.0%
#   Chow Sang Sang Holdings International, Ltd.                 197,000    382,727             0.0%
#   Chow Tai Fook Jewellery Group, Ltd.                          94,600     80,926             0.0%
    Chu Kong Shipping Enterprise Group Co., Ltd.                334,000     99,407             0.0%
    Chuang's Consortium International, Ltd.                     266,925     30,868             0.0%
    CITIC Telecom International Holdings, Ltd.                  896,000    371,446             0.0%
    CK Hutchison Holdings, Ltd.                                 142,960  1,964,974             0.1%
    CK Life Sciences Int'l Holdings, Inc.                     1,078,000    101,196             0.0%
    CNT Group, Ltd.                                             406,000     17,047             0.0%
*   Continental Holdings, Ltd.                                1,520,000     27,506             0.0%
*   CP Lotus Corp.                                              260,000      6,148             0.0%
*   Crocodile Garments                                          714,000     85,230             0.0%
    Cross-Harbour Holdings, Ltd. (The)                            7,000      9,264             0.0%
    CSI Properties, Ltd.                                      1,711,515     57,212             0.0%
*   CST Mining Group, Ltd.                                    1,920,000     21,443             0.0%
*   Culture Landmark Investment, Ltd.                            80,000      5,834             0.0%
#   CW Group Holdings, Ltd.                                     174,000     85,413             0.0%
    Dah Sing Banking Group, Ltd.                                214,995    407,411             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                SHARES    VALUE++   OF NET ASSETS**
                                                              ---------- ---------- ---------------
HONG KONG -- (Continued)
    Dah Sing Financial Holdings, Ltd.                             89,866 $  504,253             0.1%
    Dan Form Holdings Co., Ltd.                                  191,000     30,940             0.0%
    Dickson Concepts International, Ltd.                          34,500     12,905             0.0%
    Eagle Nice International Holdings, Ltd.                       46,000     11,391             0.0%
    Emperor Capital Group, Ltd.                                  513,000     42,607             0.0%
    Emperor Entertainment Hotel, Ltd.                            520,000    103,012             0.0%
    Emperor International Holdings, Ltd.                         861,750    167,490             0.0%
    Emperor Watch & Jewellery, Ltd.                            2,080,000     55,127             0.0%
*   EPI Holdings, Ltd.                                           210,000     10,796             0.0%
#   Esprit Holdings, Ltd.                                      1,155,399  1,287,647             0.1%
    Fairwood Holdings, Ltd.                                       24,500     75,747             0.0%
#   Far East Consortium International, Ltd/HK                    773,211    282,141             0.0%
    First Pacific Co., Ltd.                                      741,200    508,143             0.1%
    First Shanghai Investments, Ltd.                              24,000      3,723             0.0%
    Fountain SET Holdings, Ltd.                                  436,000     54,330             0.0%
    Foxconn International Holdings, Ltd.                         933,000    446,185             0.0%
    Fujikon Industrial Holdings, Ltd.                              8,000      1,033             0.0%
    Future Bright Holdings, Ltd.                                 348,000     41,116             0.0%
    G-Resources Group, Ltd.                                   12,505,800    279,453             0.0%
    Galaxy Entertainment Group, Ltd.                             138,000    471,391             0.0%
#*  GCL New Energy Holdings, Ltd.                                568,000     40,837             0.0%
    Genting Hong Kong, Ltd.                                      400,000    123,499             0.0%
    Get Nice Holdings, Ltd.                                    3,322,000    136,630             0.0%
#   Giordano International, Ltd.                                 756,000    408,587             0.0%
*   Global Brands Group Holding, Ltd.                          1,972,000    408,844             0.0%
    Glorious Sun Enterprises, Ltd.                               122,000     21,172             0.0%
    Gold Peak Industries Holding, Ltd.                            81,000      9,459             0.0%
    Golden Resources Development International, Ltd.              90,000      5,508             0.0%
#*  Goldin Financial Holdings, Ltd.                               34,000     63,973             0.0%
#*  Good Resources Holdings, Ltd.                                150,000     37,234             0.0%
    Guangnan Holdings, Ltd.                                      154,000     21,153             0.0%
    Guoco Group, Ltd.                                              1,000     11,466             0.0%
#   Haitong International Securities Group, Ltd.                 333,602    185,633             0.0%
    Hang Lung Group, Ltd.                                        161,000    585,827             0.1%
    Hang Lung Properties, Ltd.                                   434,000  1,063,037             0.1%
    Hang Seng Bank, Ltd.                                          22,400    409,794             0.0%
    Hanison Construction Holdings, Ltd.                           92,973     17,059             0.0%
#   Hanny Holdings, Ltd.                                       2,660,000     43,730             0.0%
*   Hao Tian Development Group, Ltd.                           1,408,000     87,638             0.0%
    Harbour Centre Development, Ltd.                              36,000     60,181             0.0%
    Henderson Land Development Co., Ltd.                         215,260  1,372,043             0.1%
#   HK Electric Investments & HK Electric Investments, Ltd.      119,288     91,435             0.0%
    HKR International, Ltd.                                      382,171    170,205             0.0%
    Hon Kwok Land Investment Co., Ltd.                            62,000     21,608             0.0%
    Hong Kong & China Gas Co., Ltd.                              126,570    256,951             0.0%
    Hong Kong Aircraft Engineering Co., Ltd.                      14,800    120,184             0.0%
#   Hong Kong Ferry Holdings Co., Ltd.                            21,000     24,485             0.0%
#*  Hong Kong Television Network, Ltd. ADR                         3,100     13,144             0.0%
    Hongkong & Shanghai Hotels (The)                             132,000    149,930             0.0%
    Hongkong Chinese, Ltd.                                       164,000     28,421             0.0%
    Hop Hing Group Holdings, Ltd.                              1,832,000     30,209             0.0%
    Hopewell Holdings, Ltd.                                      242,500    875,024             0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
HONG KONG -- (Continued)
    Hsin Chong Construction Group, Ltd.                       1,284,000 $  152,447             0.0%
    Hung Hing Printing Group, Ltd.                              150,000     19,131             0.0%
    Hutchison Telecommunications Hong Kong Holdings, Ltd.       906,000    331,961             0.0%
    Hysan Development Co., Ltd.                                  74,000    327,753             0.0%
*   I-CABLE Communications, Ltd.                                358,000     24,857             0.0%
#*  Imagi International Holdings, Ltd.                        3,008,000     43,606             0.0%
#*  Integrated Waste Solutions Group Holdings, Ltd.           1,168,000     29,426             0.0%
*   International Standard Resources Holdings, Ltd.           1,805,000     36,549             0.0%
*   iOne Holdings, Ltd.                                         700,000     26,509             0.0%
    IPE Group, Ltd.                                             215,000     30,943             0.0%
*   IRC, Ltd.                                                 1,109,066     37,703             0.0%
    IT, Ltd.                                                    298,000     90,997             0.0%
    ITC Corp., Ltd.                                             212,000     19,384             0.0%
    Johnson Electric Holdings, Ltd.                             204,625    747,610             0.1%
    K Wah International Holdings, Ltd.                          632,441    272,182             0.0%
    Ka Shui International Holdings, Ltd.                        140,000     10,804             0.0%
*   Kader Holdings Co., Ltd.                                    214,000     18,867             0.0%
#   Kerry Logistics Network, Ltd.                               254,750    378,902             0.0%
    Kerry Properties, Ltd.                                      200,500    592,219             0.1%
    Kingmaker Footwear Holdings, Ltd.                            72,000     17,439             0.0%
#*  Kingston Financial Group, Ltd.                            1,610,000    635,862             0.1%
    Kowloon Development Co., Ltd.                               267,000    301,990             0.0%
    L'Occitane International SA                                  85,500    171,943             0.0%
    Lai Sun Development Co., Ltd.                             8,250,666    150,549             0.0%
    Li & Fung, Ltd.                                             458,000    371,873             0.0%
    Lifestyle International Holdings, Ltd.                      251,000    362,337             0.0%
    Lippo China Resources, Ltd.                               2,772,000    108,795             0.0%
    Lippo, Ltd.                                                   6,000      3,312             0.0%
    Lisi Group Holdings, Ltd.                                   146,000      9,979             0.0%
    Liu Chong Hing Investment, Ltd.                             122,000    144,120             0.0%
    Luen Thai Holdings, Ltd.                                     87,000     13,181             0.0%
#   Luk Fook Holdings International, Ltd.                       206,000    530,087             0.1%
    Lung Kee Bermuda Holdings                                    38,000     10,830             0.0%
*   Macau Legend Development, Ltd.                              443,000     63,155             0.0%
    Magnificent Estates                                         818,000     23,014             0.0%
#   Man Wah Holdings, Ltd.                                      447,200    510,868             0.1%
    Man Yue Technology Holdings, Ltd.                           142,000     15,438             0.0%
*   Mason Financial Holdings, Ltd.                            2,140,000     80,098             0.0%
    Melco Crown Entertainment, Ltd. ADR                          10,831    202,865             0.0%
#   Melco International Development, Ltd.                       263,000    407,786             0.0%
    MGM China Holdings, Ltd.                                     76,400    111,632             0.0%
#*  Midland Holdings, Ltd.                                      358,584    156,878             0.0%
#   Miramar Hotel & Investment                                   47,000     78,663             0.0%
*   Mongolian Mining Corp.                                    3,299,999     92,024             0.0%
    MTR Corp., Ltd.                                              39,525    179,313             0.0%
    NagaCorp, Ltd.                                              900,000    635,323             0.1%
    Natural Beauty Bio-Technology, Ltd.                         140,000     15,514             0.0%
*   Neo-Neon Holdings, Ltd.                                     205,000     29,002             0.0%
*   Neptune Group, Ltd.                                       2,370,000     24,914             0.0%
    New World Development Co., Ltd.                           1,206,362  1,285,165             0.1%
#   Newocean Energy Holdings, Ltd.                              668,000    271,998             0.0%
    Next Digital, Ltd.                                          436,000     32,065             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
HONG KONG -- (Continued)
    NWS Holdings, Ltd.                                          360,676 $  543,007             0.1%
*   O Luxe Holdings, Ltd.                                       938,700     32,659             0.0%
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd.      945,000     71,498             0.0%
    Orient Overseas International, Ltd.                         110,500    526,926             0.1%
    Oriental Watch Holdings                                     198,000     26,961             0.0%
*   Pacific Andes International Holdings, Ltd.                1,218,336     23,326             0.0%
#   Pacific Basin Shipping, Ltd.                              1,159,000    339,845             0.0%
    Pacific Textiles Holdings, Ltd.                             162,000    230,837             0.0%
    Paliburg Holdings, Ltd.                                      44,000     13,848             0.0%
#   Paradise Entertainment, Ltd.                                340,000     59,886             0.0%
    PCCW, Ltd.                                                1,069,013    572,860             0.1%
*   Pearl Oriental Oil, Ltd.                                    933,800     36,040             0.0%
    Perfect Shape PRC Holdings, Ltd.                             56,000     10,516             0.0%
    Pico Far East Holdings, Ltd.                                404,000    106,722             0.0%
    Playmates Holdings, Ltd.                                     64,000     73,118             0.0%
    Playmates Toys, Ltd.                                        340,000     71,368             0.0%
*   PME Group, Ltd.                                             610,000     11,917             0.0%
    Polytec Asset Holdings, Ltd.                                930,000    116,196             0.0%
#   Prada SpA                                                    26,200    106,613             0.0%
    Public Financial Holdings, Ltd.                             124,000     59,374             0.0%
    PYI Corp., Ltd.                                           2,456,000     54,070             0.0%
    Regal Hotels International Holdings, Ltd.                   296,000    153,357             0.0%
#   SA SA International Holdings, Ltd.                          380,000    120,919             0.0%
    Samsonite International SA                                  175,800    520,310             0.1%
    SAS Dragon Holdings, Ltd.                                   294,000     55,432             0.0%
#   SEA Holdings, Ltd.                                           90,000     94,361             0.0%
    SEEC Media Group, Ltd.                                      394,000      8,998             0.0%
    Shangri-La Asia, Ltd.                                       569,666    519,875             0.1%
#   Shenyin Wanguo HK, Ltd.                                     162,500     71,274             0.0%
*   Shougang Concord Grand Group, Ltd.                          253,000     12,019             0.0%
#*  Shougang Concord Technology Holdings                        892,000     43,475             0.0%
*   Shun Ho Technology Holdings, Ltd.                            13,497      4,616             0.0%
    Shun Tak Holdings, Ltd.                                     921,249    365,972             0.0%
*   Silver base Group Holdings, Ltd.                            218,000     33,237             0.0%
    Singamas Container Holdings, Ltd.                           836,000     99,847             0.0%
    Sino Land Co., Ltd.                                         506,076    781,129             0.1%
    Sitoy Group Holdings, Ltd.                                  120,000     57,367             0.0%
#   SJM Holdings, Ltd.                                          463,000    384,964             0.0%
    SmarTone Telecommunications Holdings, Ltd.                  142,666    250,730             0.0%
*   SOCAM Development, Ltd.                                     171,768    101,846             0.0%
*   Solartech International Hldgs, Ltd.                         200,000      5,445             0.0%
    Soundwill Holdings, Ltd.                                     50,500     64,812             0.0%
*   South China Holdings Co., Ltd.                              960,000     62,961             0.0%
    Stella International Holdings, Ltd.                         147,000    363,044             0.0%
    Stelux Holdings International, Ltd.                         162,800     17,243             0.0%
*   Success Universe Group, Ltd.                                300,000      7,407             0.0%
    Sun Hung Kai & Co., Ltd.                                    326,341    219,630             0.0%
    Sun Hung Kai Properties, Ltd.                                95,282  1,273,983             0.1%
    Swire Pacific, Ltd. Class A                                  54,500    631,767             0.1%
    Swire Pacific, Ltd. Class B                                  92,500    201,025             0.0%
*   Symphony Holdings, Ltd.                                     340,000     33,252             0.0%
    TAI Cheung Holdings, Ltd.                                    47,000     37,790             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
HONG KONG -- (Continued)
    Tao Heung Holdings, Ltd.                                    126,000 $    39,814             0.0%
*   Taung Gold International, Ltd.                              970,000      10,981             0.0%
    Techtronic Industries Co., Ltd.                             218,000     794,136             0.1%
    Television Broadcasts, Ltd.                                 132,200     480,951             0.0%
    Texwinca Holdings, Ltd.                                     312,000     302,024             0.0%
*   Titan Petrochemicals Group, Ltd.                            620,000          40             0.0%
    Tradelink Electronic Commerce, Ltd.                         118,000      24,720             0.0%
    Transport International Holdings, Ltd.                       72,400     195,431             0.0%
#   Trinity, Ltd.                                               568,000      82,506             0.0%
*   TSC Group Holdings, Ltd.                                    276,000      54,957             0.0%
*   United Laboratories International Holdings, Ltd. (The)      387,000     205,503             0.0%
*   Up Energy Development Group, Ltd.                           590,000      40,212             0.0%
*   Value Convergence Holdings, Ltd.                            132,000      25,067             0.0%
#   Value Partners Group, Ltd.                                  187,000     198,496             0.0%
    Varitronix International, Ltd.                              231,000     157,597             0.0%
    Victory City International Holdings, Ltd.                 1,334,773     163,013             0.0%
    Vitasoy International Holdings, Ltd.                        326,000     541,175             0.1%
*   VS International Group, Ltd.                                376,000      19,609             0.0%
    VST Holdings, Ltd.                                          445,200     130,695             0.0%
    VTech Holdings, Ltd.                                         41,200     498,888             0.0%
    Wharf Holdings, Ltd. (The)                                  168,000   1,001,830             0.1%
    Wheelock & Co., Ltd.                                        177,000     825,017             0.1%
*   Winfull Group Holdings, Ltd.                                896,000      27,516             0.0%
    Wing On Co. International, Ltd.                              30,000      93,504             0.0%
#   Wing Tai Properties, Ltd.                                   138,000      79,162             0.0%
#   Wynn Macau, Ltd.                                             85,200     116,965             0.0%
*   Xingye Copper International Group, Ltd.                     121,000      13,594             0.0%
    Xinyi Glass Holdings, Ltd.                                  986,000     512,078             0.1%
    Yeebo International Hldg                                    138,000      29,531             0.0%
    YGM Trading, Ltd.                                             8,000       6,390             0.0%
*   Yuan Heng Gas Holdings, Ltd.                                536,000      48,269             0.0%
    Yue Yuen Industrial Holdings, Ltd.                          169,000     614,347             0.1%
*   ZH International Holdings, Ltd.                             800,000      26,625             0.0%
                                                                        -----------             ---
TOTAL HONG KONG                                                          48,886,498             3.1%
                                                                        -----------             ---
IRELAND -- (0.5%)
*   Bank of Ireland                                           3,112,246   1,157,203             0.1%
*   Bank of Ireland Sponsored ADR                                10,709     158,482             0.0%
    C&C Group P.L.C.                                             87,909     350,039             0.0%
    CRH P.L.C.                                                    4,854     132,858             0.0%
    CRH P.L.C. Sponsored ADR                                     73,782   2,018,676             0.1%
    FBD Holdings P.L.C.                                           8,425      64,419             0.0%
    Glanbia P.L.C.                                               36,346     704,307             0.0%
    IFG Group P.L.C.                                             20,762      50,233             0.0%
*   Independent News & Media P.L.C.                             208,581      38,344             0.0%
    Irish Continental Group P.L.C.                               50,020     271,732             0.0%
*   Kenmare Resources P.L.C.                                     71,237       2,210             0.0%
    Kerry Group P.L.C. Class A                                    8,057     653,460             0.0%
    Kingspan Group P.L.C.                                        38,787     938,221             0.1%
    Paddy Power P.L.C.                                            9,894   1,144,847             0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
IRELAND -- (Continued)
    Smurfit Kappa Group P.L.C.                                 33,988 $  967,265             0.1%
                                                                      ----------             ---
TOTAL IRELAND                                                          8,652,296             0.5%
                                                                      ----------             ---
ISRAEL -- (0.7%)
#*  Africa Israel Investments, Ltd.                            73,121     53,966             0.0%
    Africa Israel Properties, Ltd.                              1,260     17,166             0.0%
*   Airport City, Ltd.                                          9,615     93,642             0.0%
*   Allot Communications, Ltd.                                  3,043     17,181             0.0%
    Alrov Properties and Lodgings, Ltd.                         3,637     78,021             0.0%
    Amot Investments, Ltd.                                     13,827     44,927             0.0%
*   AudioCodes, Ltd.                                            4,091     14,162             0.0%
    Avgol Industries 1953, Ltd.                                26,511     23,613             0.0%
*   Azorim-Investment Development & Construction Co., Ltd.     17,486     12,436             0.0%
    Azrieli Group                                              10,796    423,104             0.1%
    Bank Hapoalim BM                                          167,504    871,920             0.1%
*   Bank Leumi Le-Israel BM                                   171,985    652,577             0.1%
    Bayside Land Corp.                                            155     47,758             0.0%
    Bezeq The Israeli Telecommunication Corp., Ltd.           127,225    272,641             0.0%
    Big Shopping Centers 2004, Ltd.                               959     46,640             0.0%
    Blue Square Real Estate, Ltd.                                 346      9,271             0.0%
*   Cellcom Israel, Ltd.(B23WQK8)                                 833      6,198             0.0%
*   Cellcom Israel, Ltd.(M2196U109)                            10,685     81,527             0.0%
*   Ceragon Networks, Ltd.                                      5,455      9,927             0.0%
*   Clal Biotechnology Industries, Ltd.                        22,507     18,320             0.0%
*   Clal Insurance Enterprises Holdings, Ltd.                  12,893    196,437             0.0%
*   Compugen, Ltd.                                              2,327     14,429             0.0%
    Delek Automotive Systems, Ltd.                              9,343     88,721             0.0%
    Delek Group, Ltd.                                             654    157,414             0.0%
    Delta-Galil Industries, Ltd.                                4,103    129,062             0.0%
    Direct Insurance Financial Investments, Ltd.               11,694     85,808             0.0%
    El Al Israel Airlines                                     119,489     56,539             0.0%
    Elbit Systems, Ltd.(M3760D101)                              1,367    108,718             0.0%
    Elbit Systems, Ltd.(6308913)                                2,463    195,209             0.0%
#   Electra, Ltd.                                               1,077    136,847             0.0%
    Elron Electronic Industries, Ltd.                           5,818     27,266             0.0%
*   Energix-Renewable Energies, Ltd.                              837        573             0.0%
*   Evogene, Ltd.                                               3,421     26,334             0.0%
*   EZchip Semiconductor, Ltd.(M4146Y108)                      16,775    409,478             0.0%
*   EZchip Semiconductor, Ltd.(6554998)                         1,999     48,724             0.0%
    First International Bank Of Israel, Ltd.                   16,669    208,928             0.0%
    Formula Systems 1985, Ltd.                                  3,703    108,678             0.0%
    Fox Wizel, Ltd.                                             1,991     31,644             0.0%
    Frutarom Industries, Ltd.                                   8,615    372,020             0.0%
*   Gilat Satellite Networks, Ltd.(M51474118)                   3,025     10,557             0.0%
*   Gilat Satellite Networks, Ltd.(B01BZ39)                     3,672     12,874             0.0%
    Golf & Co., Ltd.                                            2,258      4,477             0.0%
*   Hadera Paper, Ltd.                                            615     17,459             0.0%
    Harel Insurance Investments & Financial Services, Ltd.     78,206    330,272             0.0%
    Hilan, Ltd.                                                 1,800     23,729             0.0%
    Industrial Buildings Corp., Ltd.                            5,056      4,627             0.0%
    Israel Chemicals, Ltd.                                     19,866    110,152             0.0%
*   Israel Discount Bank, Ltd. Class A                        401,234    733,890             0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
ISRAEL -- (Continued)
    Ituran Location and Control, Ltd.(B0LDC23)                  2,745 $    56,346             0.0%
    Ituran Location and Control, Ltd.(M6158M104)                  520      10,608             0.0%
*   Jerusalem Oil Exploration                                   5,364     214,337             0.0%
#*  Kamada, Ltd.                                               19,297      77,628             0.0%
    Matrix IT, Ltd.                                            39,848     244,922             0.0%
#*  Mazor Robotics, Ltd.                                        7,056      38,899             0.0%
    Meitav DS Investments, Ltd.                                   436       1,095             0.0%
    Melisron, Ltd.                                              3,433     119,724             0.0%
    Menorah Mivtachim Holdings, Ltd.                           14,864     130,015             0.0%
    Migdal Insurance & Financial Holding, Ltd.                125,328     114,130             0.0%
    Mivtach Shamir Holdings, Ltd.                               2,497      49,810             0.0%
    Mizrahi Tefahot Bank, Ltd.                                 46,203     561,526             0.1%
*   Naphtha Israel Petroleum Corp., Ltd.                       13,340      76,110             0.0%
    NICE-Systems, Ltd. Sponsored ADR                            1,999     123,578             0.0%
*   Nova Measuring Instruments, Ltd.                            9,033      94,220             0.0%
#*  Oil Refineries, Ltd.                                      862,713     315,283             0.0%
    Osem Investments, Ltd.                                      1,973      38,192             0.0%
#*  Partner Communications Co., Ltd.                           11,303      51,180             0.0%
*   Partner Communications Co., Ltd. ADR                       10,082      45,873             0.0%
    Paz Oil Co., Ltd.                                           2,962     441,254             0.1%
    Phoenix Holdings, Ltd. (The)                               29,425      77,107             0.0%
    Plasson Industries, Ltd.                                    1,206      37,040             0.0%
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.        2,501     117,834             0.0%
    Sapiens International Corp. NV                              9,167     108,160             0.0%
    Shikun & Binui, Ltd.                                       87,265     159,247             0.0%
#*  Shufersal, Ltd.                                            52,145     148,887             0.0%
*   Strauss Group, Ltd.                                         5,514      78,989             0.0%
*   Summit Real Estate Holdings, Ltd.                           2,651      11,491             0.0%
    Teva Pharmaceutical Industries, Ltd.                          395      23,452             0.0%
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR         37,619   2,226,669             0.2%
*   Tower Semiconductor, Ltd.                                   4,630      63,309             0.0%
*   Union Bank of Israel                                        8,716      32,319             0.0%
                                                                      -----------             ---
TOTAL ISRAEL                                                           12,335,097             0.8%
                                                                      -----------             ---
ITALY -- (2.9%)
    A2A SpA                                                   230,899     316,291             0.0%
    ACEA SpA                                                   10,441     150,091             0.0%
#*  Aeffe SpA                                                   6,810      11,215             0.0%
    Alerion Cleanpower SpA                                      2,861       8,051             0.0%
#   Amplifon SpA                                               36,372     282,833             0.0%
    Ansaldo STS SpA                                            28,735     305,728             0.0%
*   Arnoldo Mondadori Editore SpA                              64,951      79,163             0.0%
    Ascopiave SpA                                              26,594      62,557             0.0%
    Assicurazioni Generali SpA                                 17,834     337,893             0.0%
#   Astaldi SpA                                                38,221     307,875             0.0%
    Atlantia SpA                                               19,780     547,777             0.0%
*   Autogrill SpA                                              51,004     474,773             0.0%
    Azimut Holding SpA                                         28,368     682,336             0.1%
#*  Banca Carige SpA                                          151,084     275,389             0.0%
    Banca Generali SpA                                         20,370     627,390             0.1%
    Banca IFIS SpA                                              9,407     232,036             0.0%
*   Banca Monte dei Paschi di Siena SpA                       315,547     579,258             0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
ITALY -- (Continued)
    Banca Popolare dell'Emilia Romagna SC                       294,662 $2,377,946             0.2%
    Banca Popolare di Milano Scarl                            2,734,351  2,565,683             0.2%
    Banca Popolare di Sondrio SCARL                             250,105  1,140,821             0.1%
#   Banca Profilo SpA                                            35,778     10,697             0.0%
    Banco di Desio e della Brianza SpA                           19,322     66,017             0.0%
*   Banco Popolare SC                                           148,183  2,214,331             0.2%
    BasicNet SpA                                                 13,861     60,495             0.0%
    Biesse SpA                                                    5,834     95,539             0.0%
    Brembo SpA                                                   11,209    494,048             0.0%
*   Brioschi Sviluppo Immobiliare SpA                            10,866      1,060             0.0%
    Brunello Cucinelli SpA                                        4,034     72,964             0.0%
#   Buzzi Unicem SpA                                             35,964    608,515             0.1%
#   Cairo Communication SpA                                       8,750     44,104             0.0%
    Cementir Holding SpA                                         27,195    152,019             0.0%
    Cerved Information Solutions SpA                              1,549     11,735             0.0%
*   CIR-Compagnie Industriali Riunite SpA                       231,604    255,771             0.0%
    CNH Industrial NV                                            37,663    254,951             0.0%
    Credito Emiliano SpA                                         35,802    255,814             0.0%
*   Credito Valtellinese SC                                     737,433    928,316             0.1%
#*  d'Amico International Shipping SA                           121,883     93,591             0.0%
    Danieli & C Officine Meccaniche SpA                           5,749    122,765             0.0%
    Datalogic SpA                                                 6,773    114,084             0.0%
    Davide Campari-Milano SpA                                    54,772    469,035             0.0%
    De'Longhi SpA                                                19,074    466,592             0.0%
    DeA Capital SpA                                               9,646     15,589             0.0%
    DiaSorin SpA                                                  7,370    329,977             0.0%
    Ei Towers SpA                                                 3,712    225,062             0.0%
    El.En. SpA                                                      407     18,966             0.0%
    Enel Green Power SpA                                        332,160    702,241             0.1%
    Engineering SpA                                               1,793    109,534             0.0%
    Eni SpA                                                     211,731  3,457,620             0.2%
    Eni SpA Sponsored ADR                                         7,138    232,699             0.0%
    ERG SpA                                                      28,525    404,926             0.0%
    Esprinet SpA                                                  9,790     88,203             0.0%
#*  Eurotech SpA                                                 15,195     28,833             0.0%
    Falck Renewables SpA                                         89,276    111,679             0.0%
*   Fiat Chrysler Automobiles NV                                 88,733  1,307,315             0.1%
*   Finmeccanica SpA                                             64,144    838,536             0.1%
    FNM SpA                                                      72,438     40,795             0.0%
#*  Geox SpA                                                     19,867     92,628             0.0%
*   Gruppo Editoriale L'Espresso SpA                             86,855     93,756             0.0%
    Gruppo MutuiOnline SpA                                        2,031     18,844             0.0%
    Hera SpA                                                    124,323    326,250             0.0%
*   IMMSI SpA                                                    93,687     51,473             0.0%
    Industria Macchine Automatiche SpA                            6,520    336,640             0.0%
*   Intek Group SpA                                              68,376     21,152             0.0%
    Interpump Group SpA                                          25,461    374,630             0.0%
    Intesa Sanpaolo SpA                                         524,262  1,823,936             0.1%
    Iren SpA                                                    160,842    264,964             0.0%
    Italcementi SpA                                             118,292  1,313,714             0.1%
    Italmobiliare SpA                                             4,660    201,148             0.0%
*   Juventus Football Club SpA                                  222,962     63,880             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
ITALY -- (Continued)
    La Doria SpA                                                4,651 $    62,710             0.0%
*   Landi Renzo SpA                                             7,410       6,360             0.0%
    Luxottica Group SpA                                         2,713     190,182             0.0%
    Luxottica Group SpA Sponsored ADR                             300      21,048             0.0%
#*  Maire Tecnimont SpA                                        50,031     144,032             0.0%
    MARR SpA                                                   14,639     297,986             0.0%
    Mediaset SpA                                              178,044     903,681             0.1%
    Mediobanca SpA                                            182,357   1,833,922             0.1%
    Mediolanum SpA                                             19,890     162,045             0.0%
    Moncler SpA                                                12,823     206,257             0.0%
    Parmalat SpA                                               66,960     174,159             0.0%
#   Piaggio & C SpA                                            76,038     188,674             0.0%
#*  Prelios SpA                                                12,061       4,415             0.0%
    Prima Industrie SpA                                         2,010      33,375             0.0%
    Prysmian SpA                                               55,310   1,194,436             0.1%
#*  RCS MediaGroup SpA                                         29,449      23,499             0.0%
    Recordati SpA                                              28,280     702,911             0.1%
*   Reno de Medici SpA                                        107,923      39,626             0.0%
    Reply SpA                                                   1,487     189,440             0.0%
*   Retelit SpA                                                53,073      34,991             0.0%
    Sabaf SpA                                                   1,518      20,415             0.0%
#*  Safilo Group SpA                                           21,548     267,575             0.0%
#*  Saipem SpA                                                 61,756     580,183             0.1%
    Salini Impregilo SpA                                       88,819     367,768             0.0%
#   Salvatore Ferragamo SpA                                    18,735     508,500             0.0%
*   Saras SpA                                                  95,427     188,284             0.0%
    SAVE SpA                                                    5,671      82,743             0.0%
    Servizi Italia SpA                                          2,006       8,774             0.0%
#*  Snai SpA                                                   24,408      28,981             0.0%
    Societa Cattolica di Assicurazioni SCRL                    63,817     498,073             0.0%
    Societa Iniziative Autostradali e Servizi SpA              22,976     263,743             0.0%
*   Sogefi SpA                                                 22,695      54,874             0.0%
    SOL SpA                                                    10,697      87,585             0.0%
*   Telecom Italia SpA                                        815,822   1,138,138             0.1%
*   Telecom Italia SpA Sponsored ADR                           32,914     457,505             0.0%
    Tenaris SA                                                 33,667     424,013             0.0%
    Tenaris SA ADR                                              2,700      68,229             0.0%
    Terna Rete Elettrica Nazionale SpA                        110,241     560,719             0.1%
*   Tiscali SpA                                               665,564      44,464             0.0%
    Tod's SpA                                                   4,012     336,015             0.0%
#   Trevi Finanziaria Industriale SpA                          50,212      64,822             0.0%
    TXT e-solutions SpA                                         1,190      10,787             0.0%
    UniCredit SpA                                             227,816   1,471,023             0.1%
    Unione di Banche Italiane SpA                             332,593   2,488,376             0.2%
    Unipol Gruppo Finanziario SpA                             189,129     880,960             0.1%
    UnipolSai SpA                                             231,365     557,805             0.0%
    Vittoria Assicurazioni SpA                                 14,931     165,138             0.0%
*   Yoox Net-A-Porter Group SpA                                18,471     626,271             0.1%
    Zignago Vetro SpA                                           6,560      42,666             0.0%
                                                                      -----------             ---
TOTAL ITALY                                                            49,760,717             3.1%
                                                                      -----------             ---

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (22.4%)
    77 Bank, Ltd. (The)                                       128,000 $  707,810             0.1%
    A&D Co., Ltd.                                               9,700     35,632             0.0%
    ABC-Mart, Inc.                                              1,100     61,355             0.0%
#   Accordia Golf Co., Ltd.                                    29,200    264,734             0.0%
    Achilles Corp.                                             88,000    108,722             0.0%
    ADEKA Corp.                                                42,200    620,163             0.1%
    Aderans Co., Ltd.                                          13,000     90,902             0.0%
    Advan Co., Ltd.                                             8,400     77,722             0.0%
    Advanex, Inc.                                               1,400     20,329             0.0%
#   Advantest Corp.                                            28,900    230,538             0.0%
    Advantest Corp. ADR                                         1,800     14,310             0.0%
    Aeon Co., Ltd.                                            238,219  3,529,512             0.2%
    Aeon Delight Co., Ltd.                                      5,100    146,922             0.0%
#   Aeon Fantasy Co., Ltd.                                      5,800     94,459             0.0%
    Aeon Mall Co., Ltd.                                         6,600    110,403             0.0%
*   AGORA Hospitality Group Co., Ltd.                          34,000     11,790             0.0%
#   Agro-Kanesho Co., Ltd.                                      2,700     21,823             0.0%
    Ahresty Corp.                                              15,300    102,771             0.0%
#   Ai Holdings Corp.                                           9,600    233,652             0.0%
    Aica Kogyo Co., Ltd.                                       10,900    215,905             0.0%
    Aichi Bank, Ltd. (The)                                      4,600    255,952             0.0%
    Aichi Corp.                                                16,200    102,763             0.0%
    Aichi Steel Corp.                                          66,000    286,691             0.0%
    Aichi Tokei Denki Co., Ltd.                                17,000     45,738             0.0%
    Aida Engineering, Ltd.                                     22,100    210,612             0.0%
#*  Aigan Co., Ltd.                                             2,400      5,018             0.0%
    Ain Pharmaciez, Inc.                                        6,800    321,904             0.0%
    Aiphone Co., Ltd.                                           1,100     16,920             0.0%
    Air Water, Inc.                                            27,000    441,794             0.0%
    Airport Facilities Co., Ltd.                                7,300     33,142             0.0%
    Aisan Industry Co., Ltd.                                   18,000    180,029             0.0%
    Aisin Seiki Co., Ltd.                                      26,100  1,035,883             0.1%
    AIT Corp.                                                   2,600     24,375             0.0%
    Aizawa Securities Co., Ltd.                                 3,400     20,411             0.0%
    Ajinomoto Co., Inc.                                        16,000    356,384             0.0%
#   Akebono Brake Industry Co., Ltd.                           53,200    155,768             0.0%
    Akita Bank, Ltd. (The)                                     98,000    321,440             0.0%
    Alconix Corp.                                               6,700     93,903             0.0%
    Alfresa Holdings Corp.                                     25,200    483,220             0.1%
    Alinco, Inc.                                                4,900     46,405             0.0%
#*  Allied Telesis Holdings K.K.                               20,700     11,271             0.0%
#   Alpen Co., Ltd.                                            11,000    180,066             0.0%
    Alpha Corp.                                                 1,500     16,277             0.0%
    Alpha Systems, Inc.                                           560      9,445             0.0%
    Alpine Electronics, Inc.                                   27,400    359,778             0.0%
    Alps Electric Co., Ltd.                                    19,900    617,680             0.1%
    Alps Logistics Co., Ltd.                                    3,800     44,938             0.0%
    Altech Corp.                                                1,500     27,257             0.0%
    Amada Holdings Co., Ltd.                                  105,500    940,890             0.1%
    Amano Corp.                                                25,900    336,407             0.0%
    Amiyaki Tei Co., Ltd.                                       2,800     99,546             0.0%
    Amuse, Inc.                                                 1,300     52,450             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Anest Iwata Corp.                                          13,500 $   95,359             0.0%
    Anritsu Corp.                                              57,900    377,064             0.0%
    AOI Pro, Inc.                                               7,200     55,111             0.0%
    AOKI Holdings, Inc.                                        22,378    272,766             0.0%
    Aomori Bank, Ltd. (The)                                   117,000    381,174             0.0%
    Aoyama Trading Co., Ltd.                                   23,300    848,897             0.1%
    Aozora Bank, Ltd.                                          44,000    160,822             0.0%
    Arakawa Chemical Industries, Ltd.                           9,500     94,448             0.0%
    Arata Corp.                                                 3,000     63,449             0.0%
    Araya Industrial Co., Ltd.                                 17,000     20,475             0.0%
    Arcland Sakamoto Co., Ltd.                                  9,200    201,391             0.0%
    ARCLAND SERVICE Co., Ltd.                                     500     19,952             0.0%
    Arcs Co., Ltd.                                             16,289    328,370             0.0%
#   Ardepro Co., Ltd.                                          29,900     25,641             0.0%
    Ariake Japan Co., Ltd.                                      3,200    145,146             0.0%
    Arisawa Manufacturing Co., Ltd.                            18,100    111,852             0.0%
#*  Arrk Corp.                                                 16,100     16,202             0.0%
    Artnature, Inc.                                             9,100     87,500             0.0%
    As One Corp.                                                5,100    181,033             0.0%
    Asahi Broadcasting Corp.                                      200      1,340             0.0%
#   Asahi Co., Ltd.                                             4,900     48,129             0.0%
    Asahi Diamond Industrial Co., Ltd.                         22,800    240,579             0.0%
    Asahi Glass Co., Ltd.                                     203,000  1,162,275             0.1%
    Asahi Group Holdings, Ltd.                                  7,500    231,346             0.0%
    Asahi Holdings, Inc.                                       15,400    226,629             0.0%
    Asahi Intecc Co., Ltd.                                     10,000    386,276             0.0%
    Asahi Kasei Corp.                                          97,000    595,253             0.1%
    Asahi Kogyosha Co., Ltd.                                    4,000     15,195             0.0%
    Asahi Organic Chemicals Industry Co., Ltd.                 49,000     90,471             0.0%
    Asante, Inc.                                                1,600     19,962             0.0%
#   Asanuma Corp.                                              35,000     87,677             0.0%
    Asatsu-DK, Inc.                                            17,400    426,999             0.0%
    Ashikaga Holdings Co., Ltd.                                15,500     69,561             0.0%
    Ashimori Industry Co., Ltd.                                43,000     67,729             0.0%
#*  Asia Growth Capital, Ltd.                                  23,500     29,912             0.0%
    Asia Pile Holdings Corp.                                    3,300     20,285             0.0%
#   Asics Corp.                                                 5,000    138,103             0.0%
    ASKA Pharmaceutical Co., Ltd.                              12,800    153,426             0.0%
    ASKUL Corp.                                                 2,300     84,423             0.0%
    Asunaro Aoki Construction Co., Ltd.                         6,500     48,059             0.0%
#   Ateam, Inc.                                                 2,600     39,848             0.0%
#   Atom Corp.                                                 16,000     86,480             0.0%
    Autobacs Seven Co., Ltd.                                   31,000    543,603             0.1%
#   Avex Group Holdings, Inc.                                  16,200    190,971             0.0%
    Awa Bank, Ltd. (The)                                       99,000    549,028             0.1%
    Axell Corp.                                                 4,700     53,302             0.0%
    Axial Retailing, Inc.                                       6,100    226,935             0.0%
    Azbil Corp.                                                16,700    421,327             0.0%
    Bandai Namco Holdings, Inc.                                16,200    398,200             0.0%
    Bando Chemical Industries, Ltd.                            51,000    214,134             0.0%
    Bank of Iwate, Ltd. (The)                                  10,300    457,367             0.1%
    Bank of Kochi, Ltd. (The)                                  35,000     43,905             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Bank of Kyoto, Ltd. (The)                                  74,000 $  747,363             0.1%
#   Bank of Nagoya, Ltd. (The)                                110,000    407,599             0.0%
    Bank of Okinawa, Ltd. (The)                                10,100    396,359             0.0%
    Bank of Saga, Ltd. (The)                                   68,000    154,258             0.0%
    Bank of the Ryukyus, Ltd.                                  19,100    272,710             0.0%
    Bank of Yokohama, Ltd. (The)                              168,000  1,048,506             0.1%
    Belc Co., Ltd.                                              5,400    201,494             0.0%
    Belluna Co., Ltd.                                          32,400    184,892             0.0%
    Benefit One, Inc.                                           4,000     70,021             0.0%
#   Benesse Holdings, Inc.                                     14,700    394,096             0.0%
    Best Denki Co., Ltd.                                       22,500     25,480             0.0%
    Bic Camera, Inc.                                           29,500    240,015             0.0%
    BML, Inc.                                                   5,500    161,969             0.0%
    Bookoff Corp.                                               4,100     31,386             0.0%
    BP Castrol K.K.                                             2,700     28,340             0.0%
    Bridgestone Corp.                                          13,700    502,391             0.1%
    Broadleaf Co., Ltd.                                        13,900    159,219             0.0%
#   Broccoli Co., Ltd.                                         11,000     33,837             0.0%
#   BRONCO BILLY Co., Ltd.                                      3,900     75,084             0.0%
    Brother Industries, Ltd.                                   32,800    419,232             0.0%
    Bunka Shutter Co., Ltd.                                    30,500    236,777             0.0%
    C Uyemura & Co., Ltd.                                       1,000     52,111             0.0%
    Calbee, Inc.                                                3,300    119,565             0.0%
    Calsonic Kansei Corp.                                      81,000    645,544             0.1%
#   Can Do Co., Ltd.                                            3,700     48,582             0.0%
    Canon Electronics, Inc.                                     7,800    133,051             0.0%
    Canon Marketing Japan, Inc.                                17,500    266,048             0.0%
    Canon, Inc.                                                21,700    648,007             0.1%
    Capcom Co., Ltd.                                           13,600    286,754             0.0%
#   Career Design Center Co., Ltd.                              1,900     18,829             0.0%
    Carlit Holdings Co., Ltd.                                   7,400     32,202             0.0%
#   Casio Computer Co., Ltd.                                   14,700    276,939             0.0%
    Cawachi, Ltd.                                              10,600    183,447             0.0%
    Central Glass Co., Ltd.                                   118,000    582,449             0.1%
    Central Security Patrols Co., Ltd.                          1,500     19,722             0.0%
    Central Sports Co., Ltd.                                    1,300     24,262             0.0%
    Century Tokyo Leasing Corp.                                13,000    440,979             0.0%
    Chiba Bank, Ltd. (The)                                    102,000    744,093             0.1%
    Chiba Kogyo Bank, Ltd. (The)                               22,100    129,274             0.0%
    CHIMNEY Co., Ltd.                                           2,100     53,719             0.0%
    Chino Corp.                                                 3,300     29,773             0.0%
    Chiyoda Co., Ltd.                                           6,800    225,438             0.0%
    Chiyoda Integre Co., Ltd.                                   7,400    178,669             0.0%
    Chori Co., Ltd.                                             5,700     80,334             0.0%
    Chubu Shiryo Co., Ltd.                                     11,400     97,864             0.0%
#   Chuetsu Pulp & Paper Co., Ltd.                             57,000    101,358             0.0%
*   Chugai Mining Co., Ltd.                                    36,200      7,776             0.0%
    Chugai Ro Co., Ltd.                                        30,000     56,732             0.0%
    Chugoku Bank, Ltd. (The)                                   50,100    710,233             0.1%
    Chugoku Marine Paints, Ltd.                                37,000    264,509             0.0%
    Chukyo Bank, Ltd. (The)                                    63,000    131,056             0.0%
    Chuo Spring Co., Ltd.                                       5,000     11,937             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Citizen Holdings Co., Ltd.                                 70,900 $  537,386             0.1%
    CKD Corp.                                                  27,600    250,959             0.0%
#   Clarion Co., Ltd.                                          50,000    171,274             0.0%
    Cleanup Corp.                                              12,000     75,833             0.0%
#   CMIC Holdings Co., Ltd.                                     6,200     77,287             0.0%
    CMK Corp.                                                  23,500     44,741             0.0%
    Coca-Cola East Japan Co., Ltd.                             14,972    210,422             0.0%
    Coca-Cola West Co., Ltd.                                   37,600    760,362             0.1%
    Cocokara fine, Inc.                                         8,100    320,218             0.0%
#*  COLOPL, Inc.                                                5,600     91,483             0.0%
#   Colowide Co., Ltd.                                         16,400    222,288             0.0%
    Computer Engineering & Consulting, Ltd.                     5,400     47,912             0.0%
    COMSYS Holdings Corp.                                      38,400    501,563             0.1%
    CONEXIO Corp.                                               7,800     78,660             0.0%
#   COOKPAD, Inc.                                              10,200    194,091             0.0%
    Corona Corp.                                                5,000     49,253             0.0%
    Cosel Co., Ltd.                                             2,300     22,478             0.0%
*   Cosmo Energy Holdings Co., Ltd.                            41,900    569,547             0.1%
*   Cosmos Initia Co., Ltd.                                     6,700     26,064             0.0%
    Cosmos Pharmaceutical Corp.                                 1,000    124,474             0.0%
    Create Restaurants Holdings, Inc.                           3,200     83,061             0.0%
    CREATE SD HOLDINGS Co., Ltd.                                2,200    129,537             0.0%
    Credit Saison Co., Ltd.                                     8,000    164,237             0.0%
    Cresco, Ltd.                                                2,400     38,217             0.0%
#   CROOZ, Inc.                                                 3,000     65,671             0.0%
    CTI Engineering Co., Ltd.                                   8,100     80,121             0.0%
    DA Consortium, Inc.                                        10,800     42,279             0.0%
    Dai Nippon Printing Co., Ltd.                              79,000    817,024             0.1%
    Dai Nippon Toryo Co., Ltd.                                 88,000    134,235             0.0%
    Dai-Dan Co., Ltd.                                           6,000     42,570             0.0%
#   Dai-Ichi Kogyo Seiyaku Co., Ltd.                           28,000     87,922             0.0%
    Dai-ichi Life Insurance Co., Ltd. (The)                    59,600  1,031,038             0.1%
    Dai-ichi Seiko Co., Ltd.                                    7,000     92,934             0.0%
    Daibiru Corp.                                              28,400    241,534             0.0%
    Daicel Corp.                                               44,400    586,719             0.1%
    Daido Kogyo Co., Ltd.                                      22,000     41,722             0.0%
    Daido Metal Co., Ltd.                                      18,600    174,241             0.0%
    Daido Steel Co., Ltd.                                     124,000    474,648             0.1%
#   Daidoh, Ltd.                                               17,900     74,456             0.0%
    Daifuku Co., Ltd.                                          25,500    377,396             0.0%
    Daihatsu Diesel Manufacturing Co., Ltd.                    13,000     84,470             0.0%
#   Daihatsu Motor Co., Ltd.                                   48,400    592,885             0.1%
    Daihen Corp.                                               54,000    268,521             0.0%
#   Daiho Corp.                                                44,000    193,804             0.0%
    Daiichi Jitsugyo Co., Ltd.                                 31,000    132,263             0.0%
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                      2,100     83,320             0.0%
    Daiichi Sankyo Co., Ltd.                                   23,600    463,481             0.1%
    Daiichikosho Co., Ltd.                                     12,100    403,559             0.0%
    Daiken Corp.                                               44,000    128,545             0.0%
#   Daiken Medical Co., Ltd.                                    6,000     51,086             0.0%
    Daiki Aluminium Industry Co., Ltd.                         10,000     27,303             0.0%
    Daikin Industries, Ltd.                                     5,800    372,656             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Daikoku Denki Co., Ltd.                                     5,700 $   73,560             0.0%
    Daikokutenbussan Co., Ltd.                                  2,100     72,139             0.0%
    Daikyo, Inc.                                              135,000    233,364             0.0%
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.    37,000    175,312             0.0%
#   Daio Paper Corp.                                           49,000    483,411             0.1%
    Daisan Bank, Ltd. (The)                                    66,000     98,076             0.0%
    Daiseki Co., Ltd.                                           5,400     86,640             0.0%
    Daishi Bank, Ltd. (The)                                   172,000    777,255             0.1%
#   Daishinku Corp.                                            20,000     40,545             0.0%
    Daisyo Corp.                                                2,000     23,623             0.0%
    Daito Bank, Ltd. (The)                                     39,000     62,165             0.0%
    Daito Electron Co., Ltd.                                    2,600     19,288             0.0%
    Daito Pharmaceutical Co., Ltd.                              6,960    166,698             0.0%
    Daito Trust Construction Co., Ltd.                          4,100    443,810             0.0%
    Daiwa House Industry Co., Ltd.                             18,100    475,130             0.1%
    Daiwa Securities Group, Inc.                               61,447    420,148             0.0%
    Daiwabo Holdings Co., Ltd.                                 96,000    189,052             0.0%
    DC Co., Ltd.                                                3,400     10,286             0.0%
    DCM Holdings Co., Ltd.                                     53,900    357,066             0.0%
    Dena Co., Ltd.                                             24,600    394,689             0.0%
    Denka Co., Ltd.                                           241,000  1,118,364             0.1%
    Denso Corp.                                                 9,600    447,577             0.0%
    Dentsu, Inc.                                                4,300    241,738             0.0%
    Denyo Co., Ltd.                                             8,400    136,225             0.0%
    Descente, Ltd.                                              8,100    103,692             0.0%
    DIC Corp.                                                 200,000    541,372             0.1%
    Digital Arts, Inc.                                          1,800     30,331             0.0%
    Disco Corp.                                                 2,400    218,894             0.0%
    DMG Mori Co., Ltd.                                         17,700    251,901             0.0%
    Don Quijote Holdings Co., Ltd.                              4,700    172,651             0.0%
    Doshisha Co., Ltd.                                          8,500    156,505             0.0%
    Doutor Nichires Holdings Co., Ltd.                         16,700    243,188             0.0%
    Dowa Holdings Co., Ltd.                                    41,000    357,463             0.0%
#   Dr Ci:Labo Co., Ltd.                                        5,800    104,525             0.0%
    Dream Incubator, Inc.                                       2,100     33,659             0.0%
    DSB Co, Ltd.                                                4,700     44,668             0.0%
    DTS Corp.                                                  10,100    238,745             0.0%
    Dunlop Sports Co., Ltd.                                     6,700     67,258             0.0%
    Duskin Co., Ltd.                                            5,700     97,827             0.0%
    Dynic Corp.                                                 5,000      7,017             0.0%
    Eagle Industry Co., Ltd.                                    8,600    172,935             0.0%
    Earth Chemical Co., Ltd.                                    1,700     67,140             0.0%
#   Ebara Corp.                                               172,000    745,196             0.1%
    Ebara Jitsugyo Co., Ltd.                                    4,100     50,433             0.0%
#   EDION Corp.                                                49,500    371,313             0.0%
    eGuarantee, Inc.                                            1,200     24,712             0.0%
#   Ehime Bank, Ltd. (The)                                     98,000    202,249             0.0%
    Eidai Co., Ltd.                                            12,000     42,421             0.0%
    Eighteenth Bank, Ltd. (The)                                84,000    254,901             0.0%
    Eiken Chemical Co., Ltd.                                    5,900    103,359             0.0%
    Eizo Corp.                                                  9,600    224,752             0.0%
    Elecom Co., Ltd.                                           11,000    133,410             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Elematec Corp.                                              2,874 $   70,433             0.0%
    en-japan, Inc.                                              3,400     90,672             0.0%
    Endo Lighting Corp.                                         5,600     56,999             0.0%
    Enplas Corp.                                                5,100    187,684             0.0%
*   Enshu, Ltd.                                                31,000     23,498             0.0%
#   EPS Holdings, Inc.                                         10,200     99,927             0.0%
#   Excel Co., Ltd.                                             5,800     74,744             0.0%
    Exedy Corp.                                                19,100    439,265             0.0%
    Ezaki Glico Co., Ltd.                                       6,600    315,231             0.0%
#   F-Tech, Inc.                                                4,800     43,705             0.0%
#   F@N Communications, Inc.                                   17,500    125,166             0.0%
    FALCO HOLDINGS Co., Ltd.                                    1,700     20,933             0.0%
    FamilyMart Co., Ltd.                                        4,000    163,507             0.0%
#   Fancl Corp.                                                12,400    173,767             0.0%
    FCC Co., Ltd.                                              21,700    383,760             0.0%
#*  FDK Corp.                                                  29,000     30,082             0.0%
    Feed One Co., Ltd.                                         33,840     39,808             0.0%
#   Ferrotec Corp.                                             17,400    169,595             0.0%
    FIDEA Holdings Co., Ltd.                                   77,400    167,589             0.0%
#   Fields Corp.                                                7,300    109,721             0.0%
    Financial Products Group Co., Ltd.                         19,100    150,099             0.0%
#   FINDEX, Inc.                                                6,400     42,542             0.0%
*   First Baking Co., Ltd.                                      4,000      3,999             0.0%
    First Juken Co., Ltd.                                       2,900     31,273             0.0%
    FJ Next Co., Ltd.                                           2,200     10,048             0.0%
    Foster Electric Co., Ltd.                                  14,600    358,226             0.0%
    FP Corp.                                                    6,300    257,707             0.0%
    France Bed Holdings Co., Ltd.                              11,400     89,527             0.0%
#   Freund Corp.                                                1,900     23,136             0.0%
#   FTGroup Co., Ltd.                                           6,300     34,065             0.0%
#   Fudo Tetra Corp.                                          108,600    139,112             0.0%
    Fuji Co. Ltd/Ehime                                          8,900    181,778             0.0%
#   Fuji Corp., Ltd.                                           15,200     85,911             0.0%
    Fuji Electric Co., Ltd.                                   124,000    553,233             0.1%
    Fuji Furukawa Engineering & Construction Co., Ltd.          2,000      5,011             0.0%
    Fuji Kiko Co., Ltd.                                        14,100     57,753             0.0%
    Fuji Kosan Co., Ltd.                                          100        408             0.0%
#   Fuji Kyuko Co., Ltd.                                       15,000    142,741             0.0%
    Fuji Media Holdings, Inc.                                  19,500    231,969             0.0%
    Fuji Oil Co., Ltd.                                         31,600     98,548             0.0%
    Fuji Oil Holdings, Inc.                                    31,800    448,411             0.1%
    Fuji Pharma Co., Ltd.                                       2,600     45,370             0.0%
    Fuji Seal International, Inc.                               9,600    325,926             0.0%
    Fuji Soft, Inc.                                            11,100    212,095             0.0%
    Fujibo Holdings, Inc.                                      77,000    142,093             0.0%
    Fujicco Co., Ltd.                                           6,400    127,903             0.0%
    FUJIFILM Holdings Corp.                                    26,300  1,049,074             0.1%
    Fujikura Kasei Co., Ltd.                                    7,100     33,349             0.0%
#   Fujikura Rubber, Ltd.                                      10,600     52,298             0.0%
    Fujikura, Ltd.                                            178,000    914,905             0.1%
    Fujimi, Inc.                                                8,800    132,348             0.0%
    Fujimori Kogyo Co., Ltd.                                    6,000    165,291             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
JAPAN -- (Continued)
#*  Fujisash Co., Ltd.                                         46,300 $ 44,161             0.0%
#   Fujishoji Co., Ltd.                                         4,500   45,927             0.0%
#   Fujita Kanko, Inc.                                         24,000   92,381             0.0%
    Fujitec Co., Ltd.                                          26,300  283,791             0.0%
    Fujitsu Frontech, Ltd.                                      8,000  103,768             0.0%
    Fujitsu General, Ltd.                                      18,000  226,042             0.0%
    Fujitsu, Ltd.                                             141,000  666,453             0.1%
*   Fujiya Co., Ltd.                                           18,000   29,341             0.0%
    FuKoKu Co., Ltd.                                            4,000   34,121             0.0%
    Fukuda Corp.                                               13,000  129,900             0.0%
    Fukui Bank, Ltd. (The)                                    177,000  371,023             0.0%
    Fukuoka Financial Group, Inc.                             118,000  620,934             0.1%
    Fukushima Bank, Ltd. (The)                                139,000  110,231             0.0%
    Fukushima Industries Corp.                                  8,600  186,729             0.0%
#   Fukuyama Transporting Co., Ltd.                            80,000  434,453             0.0%
    FULLCAST Holdings Co., Ltd.                                 1,500    9,745             0.0%
#   Fumakilla, Ltd.                                             6,000   21,253             0.0%
    Funai Soken Holdings, Inc.                                  3,700   56,764             0.0%
#   Furukawa Battery Co., Ltd. (The)                            9,000   63,519             0.0%
    Furukawa Co., Ltd.                                        103,000  243,558             0.0%
    Furukawa Electric Co., Ltd.                               406,000  742,989             0.1%
    Furuno Electric Co., Ltd.                                  13,700   92,597             0.0%
    Furusato Industries, Ltd.                                   3,700   54,556             0.0%
    Furuya Metal Co., Ltd.                                        400    6,662             0.0%
    Fuso Chemical Co., Ltd.                                     1,800   22,820             0.0%
    Fuso Pharmaceutical Industries, Ltd.                       32,000   74,235             0.0%
    Futaba Industrial Co., Ltd.                                34,900  150,042             0.0%
    Future Architect, Inc.                                     10,200   55,598             0.0%
    Fuyo General Lease Co., Ltd.                                5,000  224,163             0.0%
    G-7 Holdings, Inc.                                          1,500   23,426             0.0%
    G-Tekt Corp.                                               10,700  132,173             0.0%
    Gakken Holdings Co., Ltd.                                  30,000   58,294             0.0%
    GCA Savvian Corp.                                           6,800   79,841             0.0%
    Gecoss Corp.                                               10,100   87,067             0.0%
    Genki Sushi Co., Ltd.                                       1,600   29,508             0.0%
#   Genky Stores, Inc.                                          1,200   41,209             0.0%
#   Geo Holdings Corp.                                         22,400  335,189             0.0%
    Giken, Ltd.                                                 2,500   33,616             0.0%
#   GLOBERIDE, Inc.                                             5,700   74,998             0.0%
    Glory, Ltd.                                                14,800  374,430             0.0%
    GMO internet, Inc.                                         25,600  362,576             0.0%
    GMO Payment Gateway, Inc.                                   4,400  173,293             0.0%
    Godo Steel, Ltd.                                           85,000  148,746             0.0%
    Goldcrest Co., Ltd.                                        12,390  231,823             0.0%
    Goldwin, Inc.                                               1,400   79,927             0.0%
    Gourmet Kineya Co., Ltd.                                    7,000   55,268             0.0%
    Grandy House Corp.                                          3,100   10,764             0.0%
#   Gree, Inc.                                                 60,200  304,937             0.0%
    GS Yuasa Corp.                                            103,000  391,578             0.0%
    GSI Creos Corp.                                            26,000   24,692             0.0%
#   Gulliver International Co., Ltd.                           17,800  179,323             0.0%
    Gun-Ei Chemical Industry Co., Ltd.                         30,000   73,107             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
#   GungHo Online Entertainment, Inc.                          14,400 $   46,898             0.0%
    Gunma Bank, Ltd. (The)                                    117,000    736,480             0.1%
    Gunze, Ltd.                                               117,000    371,618             0.0%
#   Gurunavi, Inc.                                             11,200    204,279             0.0%
#   H-One Co., Ltd.                                             6,900     35,570             0.0%
    H2O Retailing Corp.                                        23,300    452,605             0.1%
    Hachijuni Bank, Ltd. (The)                                115,000    784,156             0.1%
    Hagihara Industries, Inc.                                   2,900     50,476             0.0%
    Hakudo Co., Ltd.                                            1,500     16,816             0.0%
    Hakuhodo DY Holdings, Inc.                                 31,100    326,763             0.0%
    Hakuto Co., Ltd.                                            7,200     84,421             0.0%
    Hamakyorex Co., Ltd.                                       10,400    209,992             0.0%
    Hamamatsu Photonics K.K.                                    8,700    221,466             0.0%
    Hankyu Hanshin Holdings, Inc.                              78,000    508,102             0.1%
    Hanwa Co., Ltd.                                           111,000    459,020             0.1%
    Happinet Corp.                                             10,000    103,461             0.0%
    Hard Off Corp. Co., Ltd.                                    1,800     22,764             0.0%
    Harima Chemicals Group, Inc.                                2,100      9,363             0.0%
#   Harmonic Drive Systems, Inc.                                7,200    121,996             0.0%
    Haruyama Trading Co., Ltd.                                    300      1,834             0.0%
    Haseko Corp.                                               18,500    188,093             0.0%
*   Hayashikane Sangyo Co., Ltd.                               38,000     38,496             0.0%
    Hazama Ando Corp.                                          68,850    405,936             0.0%
    Heiwa Corp.                                                18,800    347,044             0.0%
    Heiwa Real Estate Co., Ltd.                                24,500    295,175             0.0%
    Heiwado Co., Ltd.                                          15,500    347,729             0.0%
    Helios Techno Holdings Co., Ltd.                            7,200     26,709             0.0%
    HI-LEX Corp.                                                7,000    214,515             0.0%
    Hibiya Engineering, Ltd.                                    1,900     24,633             0.0%
    Hiday Hidaka Corp.                                          3,283     81,413             0.0%
    Higashi-Nippon Bank, Ltd. (The)                            74,000    249,987             0.0%
    Hikari Tsushin, Inc.                                        2,300    175,027             0.0%
    Himaraya Co., Ltd.                                          1,900     17,605             0.0%
    Hino Motors, Ltd.                                          15,400    176,224             0.0%
    Hioki EE Corp.                                              3,100     56,325             0.0%
#   Hiramatsu, Inc.                                            11,500     60,772             0.0%
    Hirose Electric Co., Ltd.                                   1,100    133,140             0.0%
    Hiroshima Bank, Ltd. (The)                                152,000    844,141             0.1%
    Hiroshima Gas Co., Ltd.                                     6,900     25,073             0.0%
    HIS Co., Ltd.                                               2,100     70,594             0.0%
    Hisamitsu Pharmaceutical Co., Inc.                          3,800    147,288             0.0%
    Hitachi Capital Corp.                                      26,700    767,217             0.1%
    Hitachi Chemical Co., Ltd.                                 35,400    559,589             0.1%
#   Hitachi Construction Machinery Co., Ltd.                   49,000    758,855             0.1%
    Hitachi High-Technologies Corp.                            12,100    325,406             0.0%
#   Hitachi Koki Co., Ltd.                                     32,400    236,039             0.0%
    Hitachi Kokusai Electric, Inc.                             21,000    289,947             0.0%
    Hitachi Metals, Ltd.                                       19,710    223,232             0.0%
    Hitachi Transport System, Ltd.                             24,500    431,306             0.0%
    Hitachi Zosen Corp.                                        72,740    397,566             0.0%
    Hitachi, Ltd.                                             268,000  1,546,036             0.1%
    Hitachi, Ltd. ADR                                           4,900    283,073             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Hito Communications, Inc.                                     600 $   13,106             0.0%
    Hochiki Corp.                                               8,900     88,514             0.0%
    Hodogaya Chemical Co., Ltd.                                49,000     67,967             0.0%
    Hogy Medical Co., Ltd.                                      3,800    182,413             0.0%
*   Hokkaido Electric Power Co., Inc.                          23,700    253,177             0.0%
#   Hokkaido Gas Co., Ltd.                                     12,000     27,709             0.0%
    Hokkan Holdings, Ltd.                                      23,000     58,704             0.0%
    Hokko Chemical Industry Co., Ltd.                           6,000     22,496             0.0%
    Hokkoku Bank, Ltd. (The)                                  151,000    561,000             0.1%
    Hokuetsu Bank, Ltd. (The)                                 119,000    248,222             0.0%
    Hokuetsu Industries Co., Ltd.                               9,900     69,427             0.0%
    Hokuetsu Kishu Paper Co., Ltd.                             81,500    567,903             0.1%
    Hokuhoku Financial Group, Inc.                            380,000    843,685             0.1%
#   Hokuriku Electric Industry Co., Ltd.                       29,000     40,568             0.0%
    Hokuriku Electric Power Co.                                 8,500    126,785             0.0%
    Hokuto Corp.                                                8,400    164,194             0.0%
    Honda Motor Co., Ltd.                                     108,123  3,576,756             0.2%
    Honda Motor Co., Ltd. Sponsored ADR                        14,859    492,279             0.1%
    Honeys Co., Ltd.                                           11,470     94,537             0.0%
    Honshu Chemical Industry Co., Ltd.                          1,000     10,524             0.0%
#   Hoosiers Holdings                                          18,400     70,469             0.0%
    Horiba, Ltd.                                               13,500    531,205             0.1%
    Hoshizaki Electric Co., Ltd.                                2,800    202,463             0.0%
    Hosokawa Micron Corp.                                      20,000     99,493             0.0%
    House Foods Group, Inc.                                    22,400    387,019             0.0%
    Howa Machinery, Ltd.                                        7,500     42,826             0.0%
    Hulic Co., Ltd.                                             7,300     68,182             0.0%
    Hyakugo Bank, Ltd. (The)                                  176,000    900,294             0.1%
    Hyakujushi Bank, Ltd. (The)                               140,000    526,409             0.1%
    I-Net Corp.                                                 7,000     68,848             0.0%
#   Ibiden Co., Ltd.                                           51,500    709,625             0.1%
    IBJ Leasing Co., Ltd.                                       6,100    128,804             0.0%
    Ichibanya Co., Ltd.                                         2,800    124,247             0.0%
    Ichiken Co., Ltd.                                          15,000     54,408             0.0%
    Ichikoh Industries, Ltd.                                   36,000     61,961             0.0%
    ICHINEN HOLDINGS Co., Ltd.                                 11,800    101,721             0.0%
    Ichiyoshi Securities Co., Ltd.                             16,300    149,976             0.0%
    Idec Corp.                                                 11,400     95,422             0.0%
    Idemitsu Kosan Co., Ltd.                                   38,200    626,459             0.1%
    Ihara Chemical Industry Co., Ltd.                          10,000    121,962             0.0%
    IHI Corp.                                                 128,000    361,141             0.0%
    Iida Group Holdings Co., Ltd.                              48,420    907,530             0.1%
    Iino Kaiun Kaisha, Ltd.                                    55,200    249,606             0.0%
    IJT Technology Holdings Co., Ltd.                           3,000      9,889             0.0%
#   Ikegami Tsushinki Co., Ltd.                                29,000     36,517             0.0%
#   Ikyu Corp.                                                  6,500    123,289             0.0%
    Imagica Robot Holdings, Inc.                                2,500     10,277             0.0%
    Imasen Electric Industrial                                 10,900     98,612             0.0%
#   Imperial Hotel, Ltd.                                          400      8,229             0.0%
    Inaba Denki Sangyo Co., Ltd.                               10,200    318,271             0.0%
    Inaba Seisakusho Co., Ltd.                                    100      1,070             0.0%
    Inabata & Co., Ltd.                                        23,100    267,569             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Inageya Co., Ltd.                                           8,700 $   87,576             0.0%
    Ines Corp.                                                 16,800    150,432             0.0%
    Infocom Corp.                                               8,800     76,354             0.0%
    Information Services International-Dentsu, Ltd.             8,500    132,807             0.0%
    Innotech Corp.                                              9,300     36,945             0.0%
    Intage, Inc.                                                2,400     34,052             0.0%
#   Internet Initiative Japan, Inc.                            16,900    316,273             0.0%
    Inui Global Logistics Co., Ltd.                             9,495     77,091             0.0%
#   Iriso Electronics Co., Ltd.                                 2,600    114,651             0.0%
    Ise Chemical Corp.                                          7,000     35,731             0.0%
#   Iseki & Co., Ltd.                                         112,000    184,498             0.0%
    Isetan Mitsukoshi Holdings, Ltd.                           18,000    288,753             0.0%
*   Ishihara Sangyo Kaisha, Ltd.                              234,000    226,895             0.0%
    Ishii Iron Works Co., Ltd.                                 19,000     31,334             0.0%
#*  Ishizuka Glass Co., Ltd.                                    3,000      6,082             0.0%
    Isuzu Motors, Ltd.                                         44,400    518,571             0.1%
    IT Holdings Corp.                                          37,000    914,674             0.1%
    Itfor, Inc.                                                 3,200     13,673             0.0%
#   Ito En, Ltd.                                                9,100    190,085             0.0%
    ITOCHU Corp.                                              100,900  1,262,560             0.1%
    Itochu Enex Co., Ltd.                                      25,500    204,241             0.0%
    Itochu Techno-Solutions Corp.                               6,800    149,076             0.0%
    Itochu-Shokuhin Co., Ltd.                                   2,000     69,456             0.0%
    Itoham Foods, Inc.                                         50,000    255,433             0.0%
    Itoki Corp.                                                33,553    245,298             0.0%
    IwaiCosmo Holdings, Inc.                                   12,600    140,147             0.0%
    Iwaki & Co., Ltd.                                          18,000     33,016             0.0%
    Iwasaki Electric Co., Ltd.                                 35,000     71,230             0.0%
    Iwatani Corp.                                              59,000    326,643             0.0%
    Iyo Bank, Ltd. (The)                                       60,800    653,733             0.1%
    Izumi Co., Ltd.                                             2,600     96,455             0.0%
#*  Izutsuya Co., Ltd.                                        118,000     63,328             0.0%
    J Front Retailing Co., Ltd.                                27,900    458,181             0.1%
#   J Trust Co., Ltd.                                           3,000     24,179             0.0%
    J-Oil Mills, Inc.                                          62,000    179,249             0.0%
    JAC Recruitment Co., Ltd.                                   1,800     12,371             0.0%
#   Jalux, Inc.                                                 1,800     36,408             0.0%
    Jamco Corp.                                                 3,500    146,814             0.0%
#*  Janome Sewing Machine Co., Ltd.                            10,900     79,888             0.0%
#   Japan Airport Terminal Co., Ltd.                            6,800    367,771             0.0%
    Japan Aviation Electronics Industry, Ltd.                  16,000    283,425             0.0%
#*  Japan Communications, Inc.                                 27,500     67,762             0.0%
    Japan Digital Laboratory Co., Ltd.                          2,500     31,967             0.0%
#   Japan Drilling Co., Ltd.                                    3,400     74,009             0.0%
    Japan Exchange Group, Inc.                                 22,200    357,219             0.0%
#   Japan Material Co., Ltd.                                    1,700     30,237             0.0%
#   Japan Medical Dynamic Marketing, Inc.                       7,200     38,050             0.0%
#   Japan Property Management Center Co., Ltd.                  3,300     33,379             0.0%
    Japan Pulp & Paper Co., Ltd.                               41,000    113,188             0.0%
    Japan Pure Chemical Co., Ltd.                                 300      5,657             0.0%
#   Japan Radio Co., Ltd.                                      32,000    114,016             0.0%
    Japan Steel Works, Ltd. (The)                             124,000    461,490             0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Japan Transcity Corp.                                      11,000 $   39,671             0.0%
    Japan Wool Textile Co., Ltd. (The)                         28,000    227,909             0.0%
    JBCC Holdings, Inc.                                         9,600     61,005             0.0%
    JCU Corp.                                                   1,600     56,688             0.0%
    Jeol, Ltd.                                                 49,000    295,834             0.0%
#   JFE Holdings, Inc.                                         65,560  1,030,637             0.1%
    JGC Corp.                                                  28,000    444,414             0.0%
    Jimoto Holdings, Inc.                                      64,700    111,055             0.0%
#   Jin Co., Ltd.                                               3,700    136,729             0.0%
    JK Holdings Co., Ltd.                                       6,300     26,573             0.0%
#   JMS Co., Ltd.                                               7,000     16,723             0.0%
    Joban Kosan Co., Ltd.                                       9,000     11,168             0.0%
    Joshin Denki Co., Ltd.                                     14,000    106,992             0.0%
    Joyo Bank, Ltd. (The)                                      87,000    451,889             0.1%
    JP-Holdings, Inc.                                          11,100     29,306             0.0%
    JSP Corp.                                                   5,100    109,393             0.0%
    JSR Corp.                                                  15,400    243,217             0.0%
    JTEKT Corp.                                                22,400    386,105             0.0%
    Juki Corp.                                                 18,500    228,552             0.0%
    Juroku Bank, Ltd. (The)                                   177,000    789,580             0.1%
    Justsystems Corp.                                          14,300    113,411             0.0%
    JVC Kenwood Corp.                                          80,970    211,795             0.0%
    JX Holdings, Inc.                                         328,370  1,289,397             0.1%
    K&O Energy Group, Inc.                                      6,000     76,713             0.0%
    K's Holdings Corp.                                         13,080    461,601             0.1%
    kabu.com Securities Co., Ltd.                              64,000    210,593             0.0%
#*  Kadokawa Dwango                                            13,177    169,619             0.0%
    Kaga Electronics Co., Ltd.                                 11,900    166,584             0.0%
#   Kagome Co., Ltd.                                            8,400    142,749             0.0%
    Kajima Corp.                                               27,843    159,331             0.0%
#   Kakaku.com, Inc.                                            8,800    164,166             0.0%
    Kaken Pharmaceutical Co., Ltd.                              6,000    414,689             0.0%
    Kakiyasu Honten Co., Ltd.                                   2,100     33,361             0.0%
    Kameda Seika Co., Ltd.                                      2,700    104,804             0.0%
    Kamei Corp.                                                14,100    140,289             0.0%
    Kamigumi Co., Ltd.                                         71,000    610,007             0.1%
#   Kanagawa Chuo Kotsu Co., Ltd.                               7,000     40,951             0.0%
#   Kanamoto Co., Ltd.                                         11,100    224,297             0.0%
    Kandenko Co., Ltd.                                         58,000    409,843             0.0%
    Kaneka Corp.                                              110,000    975,397             0.1%
    Kanematsu Corp.                                           245,000    404,553             0.0%
    Kansai Paint Co., Ltd.                                     12,000    182,925             0.0%
    Kansai Super Market, Ltd.                                   1,900     12,773             0.0%
    Kansai Urban Banking Corp.                                 16,600    190,397             0.0%
    Kanto Denka Kogyo Co., Ltd.                                19,000    147,908             0.0%
#*  Kappa Create Co., Ltd.                                     10,100     99,816             0.0%
    Kasai Kogyo Co., Ltd.                                      17,000    211,284             0.0%
    Katakura Industries Co., Ltd.                              12,400    136,980             0.0%
    Kato Sangyo Co., Ltd.                                      11,800    287,188             0.0%
#   Kato Works Co., Ltd.                                       34,000    145,868             0.0%
    KAWADA TECHNOLOGIES, Inc.                                   2,500     88,572             0.0%
    Kawai Musical Instruments Manufacturing Co., Ltd.           5,000     92,420             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Kawasaki Heavy Industries, Ltd.                            91,000 $  365,255             0.0%
    Kawasaki Kisen Kaisha, Ltd.                               360,000    808,241             0.1%
    Kawasumi Laboratories, Inc.                                 5,000     35,627             0.0%
    KDDI Corp.                                                  5,000    120,992             0.0%
    Keihan Electric Railway Co., Ltd.                          89,000    631,130             0.1%
    Keihanshin Building Co., Ltd.                              23,500    130,016             0.0%
    Keihin Co., Ltd.                                           17,000     26,589             0.0%
    Keihin Corp.                                               27,000    440,430             0.0%
    Keisei Electric Railway Co., Ltd.                          14,000    172,520             0.0%
    Keiyo Bank, Ltd. (The)                                    127,000    638,086             0.1%
#   Keiyo Co., Ltd.                                            25,300    103,704             0.0%
    Kenedix, Inc.                                              67,500    243,714             0.0%
    Kenko Mayonnaise Co., Ltd.                                  7,800    103,756             0.0%
    Kewpie Corp.                                               11,500    262,670             0.0%
    KEY Coffee, Inc.                                            7,600    121,874             0.0%
*   KI Holdings Co., Ltd.                                       6,000     21,364             0.0%
    Kikkoman Corp.                                              7,000    219,249             0.0%
    Kimoto Co., Ltd.                                           41,300     89,720             0.0%
    Kimura Chemical Plants Co., Ltd.                            2,700     11,538             0.0%
    Kinden Corp.                                               25,200    327,409             0.0%
#*  Kintetsu Department Store Co., Ltd.                        11,000     29,854             0.0%
#   Kintetsu World Express, Inc.                                8,400    157,835             0.0%
    Kinugawa Rubber Industrial Co., Ltd.                       37,000    206,389             0.0%
    Kirin Holdings Co., Ltd.                                   27,780    393,457             0.0%
    Kita-Nippon Bank, Ltd. (The)                                4,500    123,671             0.0%
    Kitagawa Iron Works Co., Ltd.                              63,000    163,163             0.0%
    Kitano Construction Corp.                                  23,000     60,769             0.0%
    Kito Corp.                                                  9,800     77,391             0.0%
    Kitz Corp.                                                 51,500    237,037             0.0%
    Kiyo Bank, Ltd. (The)                                      32,000    486,658             0.1%
#*  KLab, Inc.                                                 11,300    114,351             0.0%
*   KNT-CT Holdings Co., Ltd.                                  76,000    177,741             0.0%
    Koa Corp.                                                  19,300    160,537             0.0%
    Koatsu Gas Kogyo Co., Ltd.                                 15,000     76,784             0.0%
    Kobayashi Pharmaceutical Co., Ltd.                          1,700    131,798             0.0%
#   Kobe Bussan Co., Ltd.                                       3,200    123,255             0.0%
*   Kobe Electric Railway Co., Ltd.                             2,000      5,908             0.0%
    Kobe Steel, Ltd.                                          969,000  1,223,626             0.1%
    Kobelco Eco-Solutions Co., Ltd.                             3,000     13,186             0.0%
    Kohnan Shoji Co., Ltd.                                     16,400    239,223             0.0%
    Kohsoku Corp.                                                 200      1,472             0.0%
    Koito Manufacturing Co., Ltd.                              10,500    397,748             0.0%
*   Kojima Co., Ltd.                                           14,700     34,407             0.0%
#   Kokusai Co., Ltd.                                           1,800     22,195             0.0%
    Kokuyo Co., Ltd.                                           51,200    571,220             0.1%
#   KOMAIHALTEC, Inc.                                          27,000     49,928             0.0%
#   Komatsu Seiren Co., Ltd.                                    3,000     18,027             0.0%
    Komatsu Wall Industry Co., Ltd.                               900     14,990             0.0%
    Komatsu, Ltd.                                              32,900    540,793             0.1%
    Komehyo Co., Ltd.                                           1,300     25,288             0.0%
    Komeri Co., Ltd.                                           17,900    382,695             0.0%
    Konaka Co., Ltd.                                           11,100     57,691             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Konami Holdings Corp.                                      14,800 $  336,282             0.0%
    Kondotec, Inc.                                              8,600     55,233             0.0%
    Konica Minolta, Inc.                                       56,300    578,450             0.1%
#   Konishi Co., Ltd.                                           8,800    161,747             0.0%
    Konoike Transport Co., Ltd.                                 3,900     48,319             0.0%
    Kosaido Co., Ltd.                                           2,000      6,418             0.0%
    Kose Corp.                                                  3,900    380,872             0.0%
    Kosei Securities Co., Ltd.                                 18,000     27,448             0.0%
    Koshidaka Holdings Co., Ltd.                                3,800     68,791             0.0%
    Kotobuki Spirits Co., Ltd.                                  1,700     59,307             0.0%
    Kourakuen Holdings Corp.                                    2,200     28,035             0.0%
    Krosaki Harima Corp.                                       35,000     71,114             0.0%
    KRS Corp.                                                   3,900     83,380             0.0%
#   KU Holdings Co., Ltd.                                         800      5,472             0.0%
    Kubota Corp.                                               22,000    341,032             0.0%
    Kumagai Gumi Co., Ltd.                                     91,000    272,646             0.0%
#   Kumiai Chemical Industry Co., Ltd.                         18,000    144,832             0.0%
    Kura Corp.                                                  4,200    126,929             0.0%
    Kurabo Industries, Ltd.                                   122,000    216,163             0.0%
    Kuraray Co., Ltd.                                          14,300    176,374             0.0%
#   Kureha Corp.                                               87,000    332,191             0.0%
    Kurimoto, Ltd.                                             57,000     97,624             0.0%
    Kurita Water Industries, Ltd.                              16,400    370,325             0.0%
#   Kuriyama Holdings Corp.                                       600      8,085             0.0%
    Kuroda Electric Co., Ltd.                                  19,700    399,051             0.0%
    Kusuri No Aoki Co., Ltd.                                    4,500    214,327             0.0%
#   KYB Corp.                                                 122,000    348,149             0.0%
    Kyocera Corp.                                               4,700    212,603             0.0%
    Kyocera Corp. Sponsored ADR                                 2,504    113,256             0.0%
    Kyodo Printing Co., Ltd.                                   47,000    130,380             0.0%
    Kyoei Steel, Ltd.                                          12,000    198,437             0.0%
    Kyokuto Boeki Kaisha, Ltd.                                 20,000     42,035             0.0%
#   Kyokuto Kaihatsu Kogyo Co., Ltd.                           17,900    189,429             0.0%
    Kyokuto Securities Co., Ltd.                               10,400    134,046             0.0%
#   Kyokuyo Co., Ltd.                                          31,000     67,148             0.0%
    KYORIN Holdings, Inc.                                      21,300    358,071             0.0%
#   Kyoritsu Maintenance Co., Ltd.                              4,020    275,802             0.0%
    Kyoritsu Printing Co., Ltd.                                23,500     60,381             0.0%
    Kyosan Electric Manufacturing Co., Ltd.                    25,000     70,316             0.0%
#   Kyoto Kimono Yuzen Co., Ltd.                                2,100     17,039             0.0%
    Kyowa Electronic Instruments Co., Ltd.                     11,500     42,424             0.0%
    Kyowa Exeo Corp.                                           32,500    339,173             0.0%
    Kyowa Hakko Kirin Co., Ltd.                                 9,000    148,347             0.0%
#   Kyudenko Corp.                                             23,000    474,092             0.1%
*   Kyushu Financial Group, Inc.                              183,680  1,412,572             0.1%
#   LAC Co., Ltd.                                               6,100     73,851             0.0%
#   Land Business Co., Ltd.                                     1,900      5,704             0.0%
#*  Laox Co., Ltd.                                             14,000     39,120             0.0%
    Lasertec Corp.                                             11,800    128,774             0.0%
    Lawson, Inc.                                                2,300    170,367             0.0%
    LEC, Inc.                                                   2,400     26,751             0.0%
*   Leopalace21 Corp.                                          94,500    503,489             0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Life Corp.                                                  5,000 $  125,168             0.0%
#   Link And Motivation, Inc.                                  20,000     21,940             0.0%
    Lintec Corp.                                               19,500    456,788             0.1%
    Lion Corp.                                                 33,000    318,130             0.0%
#*  Livesense, Inc.                                             2,000      7,311             0.0%
    LIXIL Group Corp.                                          14,200    304,023             0.0%
    Look, Inc.                                                 15,000     22,548             0.0%
    M3, Inc.                                                    6,800    131,798             0.0%
    Mabuchi Motor Co., Ltd.                                     1,300     64,323             0.0%
*   Macnica Fuji Electronics Holdings, Inc.                    16,650    223,999             0.0%
#   Maeda Corp.                                                51,000    370,339             0.0%
    Maeda Kosen Co., Ltd.                                      12,200     92,985             0.0%
    Maeda Road Construction Co., Ltd.                          24,000    436,259             0.0%
    Maezawa Kyuso Industries Co., Ltd.                          1,300     16,596             0.0%
    Makino Milling Machine Co., Ltd.                           57,000    441,492             0.0%
    Makita Corp.                                                3,400    186,296             0.0%
    Makita Corp. Sponsored ADR                                  1,988    111,328             0.0%
    Mamezou Holdings Co., Ltd.                                  9,700     44,092             0.0%
#   Mamiya-Op Co., Ltd.                                        27,000     36,896             0.0%
    Mandom Corp.                                                3,600    142,857             0.0%
    Mani, Inc.                                                  4,200     76,545             0.0%
    Mars Engineering Corp.                                      4,300     73,256             0.0%
    Marubeni Corp.                                            291,700  1,685,451             0.1%
    Marubun Corp.                                               9,600     69,184             0.0%
    Marudai Food Co., Ltd.                                     61,000    226,159             0.0%
#*  Maruei Department Store Co., Ltd.                          18,000     16,915             0.0%
#   Marufuji Sheet Piling Co., Ltd.                             3,000      7,096             0.0%
    Maruha Nichiro Corp.                                       11,400    171,091             0.0%
    Marui Group Co., Ltd.                                      61,400    793,090             0.1%
    Maruka Machinery Co., Ltd.                                  3,900     57,069             0.0%
    Marusan Securities Co., Ltd.                               35,000    339,500             0.0%
    Maruwa Co., Ltd/Aichi                                       4,800    106,788             0.0%
#   Maruyama Manufacturing Co., Inc.                           28,000     45,785             0.0%
*   Maruzen CHI Holdings Co., Ltd.                                700      2,026             0.0%
    Maruzen Showa Unyu Co., Ltd.                               24,000     87,047             0.0%
#   Marvelous, Inc.                                            13,400    107,204             0.0%
    Matsuda Sangyo Co., Ltd.                                    8,400     98,484             0.0%
    Matsui Construction Co., Ltd.                              13,200     74,230             0.0%
    Matsui Securities Co., Ltd.                                11,100     97,891             0.0%
    Matsumotokiyoshi Holdings Co., Ltd.                         9,600    411,036             0.0%
    Matsuya Co., Ltd.                                           6,100     74,000             0.0%
    Matsuya Foods Co., Ltd.                                     3,300     66,756             0.0%
    Max Co., Ltd.                                              13,000    131,486             0.0%
    Maxvalu Tokai Co., Ltd.                                     2,400     36,714             0.0%
    Mazda Motor Corp.                                          40,400    793,022             0.1%
#   McDonald's Holdings Co. Japan, Ltd.                         3,800     89,875             0.0%
#   MEC Co., Ltd.                                              11,800     69,347             0.0%
    Medical System Network Co., Ltd.                            5,200     28,358             0.0%
    Medipal Holdings Corp.                                     43,600    760,910             0.1%
#   Megachips Corp.                                            13,200    133,497             0.0%
    Megmilk Snow Brand Co., Ltd.                               24,100    500,800             0.1%
    Meidensha Corp.                                            84,000    295,451             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    MEIJI Holdings Co., Ltd.                                    8,100 $  638,278             0.1%
    Meiji Shipping Co., Ltd.                                    6,100     27,311             0.0%
*   Meiko Electronics Co., Ltd.                                11,900     27,292             0.0%
    Meiko Network Japan Co., Ltd.                               7,500     89,042             0.0%
    Meisei Industrial Co., Ltd.                                22,600    106,029             0.0%
    Meitec Corp.                                                7,000    254,224             0.0%
    Meito Sangyo Co., Ltd.                                      1,100     11,994             0.0%
    Meiwa Corp.                                                 9,600     34,831             0.0%
    Meiwa Estate Co., Ltd.                                      5,600     24,375             0.0%
    Melco Holdings, Inc.                                        7,300    126,250             0.0%
#   Message Co., Ltd.                                           5,600    138,027             0.0%
#   Michinoku Bank, Ltd. (The)                                 66,909    115,642             0.0%
#   Micronics Japan Co., Ltd.                                  14,600    147,779             0.0%
    Mie Bank, Ltd. (The)                                       65,000    140,059             0.0%
    Mikuni Corp.                                               14,300     57,303             0.0%
    Milbon Co., Ltd.                                            4,052    151,243             0.0%
    Mimasu Semiconductor Industry Co., Ltd.                     9,600     90,396             0.0%
    Minato Bank, Ltd. (The)                                    98,000    165,665             0.0%
    Minebea Co., Ltd.                                          30,000    330,414             0.0%
#   Ministop Co., Ltd.                                          8,500    157,043             0.0%
    Miraca Holdings, Inc.                                       6,500    289,284             0.0%
    Mirait Holdings Corp.                                      37,710    326,767             0.0%
    Miroku Jyoho Service Co., Ltd.                              2,300     16,490             0.0%
#   Misawa Homes Co., Ltd.                                     16,900    101,689             0.0%
    MISUMI Group, Inc.                                         15,900    207,051             0.0%
    Mitani Corp.                                                4,200    104,042             0.0%
    Mito Securities Co., Ltd.                                  30,600     99,945             0.0%
    Mitsuba Corp.                                              15,200    238,757             0.0%
    Mitsubishi Chemical Holdings Corp.                        462,400  2,881,471             0.2%
    Mitsubishi Corp.                                           78,600  1,428,994             0.1%
    Mitsubishi Electric Corp.                                  44,000    458,248             0.1%
    Mitsubishi Estate Co., Ltd.                                10,000    214,465             0.0%
    Mitsubishi Gas Chemical Co., Inc.                         146,789    818,405             0.1%
    Mitsubishi Heavy Industries, Ltd.                         102,000    514,230             0.1%
    Mitsubishi Kakoki Kaisha, Ltd.                             13,000     32,298             0.0%
    Mitsubishi Logistics Corp.                                 27,000    387,501             0.0%
    Mitsubishi Materials Corp.                                354,800  1,237,660             0.1%
    Mitsubishi Motors Corp.                                    79,400    703,271             0.1%
    Mitsubishi Nichiyu Forklift Co., Ltd.                      23,200     98,429             0.0%
*   Mitsubishi Paper Mills, Ltd.                              158,000    108,268             0.0%
    Mitsubishi Pencil Co., Ltd.                                 4,125    184,699             0.0%
    Mitsubishi Research Institute, Inc.                         4,600    113,958             0.0%
    Mitsubishi Shokuhin Co., Ltd.                               5,700    144,987             0.0%
    Mitsubishi Steel Manufacturing Co., Ltd.                   95,000    182,256             0.0%
    Mitsubishi Tanabe Pharma Corp.                             12,200    206,293             0.0%
    Mitsubishi UFJ Financial Group, Inc.                      817,300  5,285,912             0.4%
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR         16,850    109,019             0.0%
    Mitsuboshi Belting, Ltd.                                   24,000    199,515             0.0%
#   Mitsui & Co., Ltd.                                         88,800  1,126,242             0.1%
    Mitsui & Co., Ltd. Sponsored ADR                              471    118,819             0.0%
    Mitsui Chemicals, Inc.                                    338,000  1,278,029             0.1%
    Mitsui Engineering & Shipbuilding Co., Ltd.               446,000    686,625             0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
JAPAN -- (Continued)
    Mitsui Fudosan Co., Ltd.                                     12,000 $  326,564             0.0%
    Mitsui High-Tec, Inc.                                        13,700     80,362             0.0%
    Mitsui Home Co., Ltd.                                        14,000     67,251             0.0%
    Mitsui Matsushima Co., Ltd.                                  94,000     92,128             0.0%
    Mitsui Mining & Smelting Co., Ltd.                          348,000    668,949             0.1%
    Mitsui OSK Lines, Ltd.                                      362,000    966,690             0.1%
    Mitsui Sugar Co., Ltd.                                       51,000    205,114             0.0%
    Mitsui-Soko Holdings Co., Ltd.                               63,000    203,269             0.0%
    Mitsumi Electric Co., Ltd.                                   66,000    398,458             0.0%
    Mitsuuroko Group Holdings Co., Ltd.                          11,300     54,567             0.0%
    Miura Co., Ltd.                                              20,500    244,606             0.0%
#   Miyaji Engineering Group, Inc.                               45,000     81,477             0.0%
    Miyazaki Bank, Ltd. (The)                                    92,000    321,525             0.0%
    Miyoshi Oil & Fat Co., Ltd.                                  31,000     34,760             0.0%
    Mizuho Financial Group, Inc.                              1,617,060  3,330,892             0.2%
    Mizuno Corp.                                                 62,000    304,364             0.0%
    Mobile Create Co., Ltd.                                       4,000     15,051             0.0%
    Mochida Pharmaceutical Co., Ltd.                              3,700    218,470             0.0%
#   Modec, Inc.                                                   9,100    125,328             0.0%
    Monex Group, Inc.                                           106,900    300,498             0.0%
    Money Partners Group Co., Ltd.                                4,900     17,361             0.0%
    Monogatari Corp. (The)                                        2,400    102,030             0.0%
#   MonotaRO Co., Ltd.                                           13,000    334,794             0.0%
#   MORESCO Corp.                                                 4,600     59,735             0.0%
    Morinaga & Co., Ltd.                                         58,000    295,354             0.0%
    Morinaga Milk Industry Co., Ltd.                             97,000    440,209             0.0%
    Morita Holdings Corp.                                        16,700    178,204             0.0%
    Morozoff, Ltd.                                                4,000     13,692             0.0%
    Mory Industries, Inc.                                         7,000     20,274             0.0%
#*  Mr Max Corp.                                                  8,900     27,592             0.0%
    MS&AD Insurance Group Holdings, Inc.                         27,982    824,926             0.1%
    MTI, Ltd.                                                    16,700    106,619             0.0%
    Murakami Corp.                                                2,000     36,830             0.0%
    Musashi Seimitsu Industry Co., Ltd.                          14,200    288,221             0.0%
    Musashino Bank, Ltd. (The)                                   16,200    616,335             0.1%
    Mutoh Holdings Co., Ltd.                                     19,000     47,165             0.0%
    Nabtesco Corp.                                                9,300    186,232             0.0%
#   NAC Co., Ltd.                                                 7,600     52,124             0.0%
    Nachi-Fujikoshi Corp.                                        67,000    300,777             0.0%
#   Nagaileben Co., Ltd.                                          1,800     30,681             0.0%
#   Nagano Bank, Ltd. (The)                                      47,000     78,461             0.0%
    Nagase & Co., Ltd.                                           38,800    481,179             0.1%
    Nagatanien Holdings Co., Ltd.                                 9,000     79,176             0.0%
    Nagoya Railroad Co., Ltd.                                    49,000    202,507             0.0%
    Nakabayashi Co., Ltd.                                         9,000     23,039             0.0%
    Nakamuraya Co., Ltd.                                         13,083     50,007             0.0%
    Nakanishi, Inc.                                               3,000    102,289             0.0%
    Nakano Corp.                                                  4,100     25,173             0.0%
*   Nakayama Steel Works, Ltd.                                  109,000     72,718             0.0%
    Nakayamafuku Co., Ltd.                                          600      4,168             0.0%
    Nankai Electric Railway Co., Ltd.                            37,000    189,227             0.0%
    Nanto Bank, Ltd. (The)                                      104,000    329,912             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Narasaki Sangyo Co., Ltd.                                   5,000 $   11,091             0.0%
    Natori Co., Ltd.                                            1,400     18,212             0.0%
    ND Software Co., Ltd.                                         500      5,772             0.0%
    NDS Co., Ltd.                                              14,000     34,587             0.0%
    NEC Capital Solutions, Ltd.                                 2,300     33,179             0.0%
    NEC Corp.                                                 333,000  1,027,299             0.1%
    NEC Networks & System Integration Corp.                     9,700    181,698             0.0%
    NET One Systems Co., Ltd.                                  45,000    277,447             0.0%
    Neturen Co., Ltd.                                          18,200    130,144             0.0%
*   New Japan Chemical Co., Ltd.                               25,700     42,958             0.0%
*   New Japan Radio Co., Ltd.                                  10,000     44,338             0.0%
    Nexon Co., Ltd.                                             8,500    117,903             0.0%
#   Next Co., Ltd.                                             17,800    132,125             0.0%
    NGK Insulators, Ltd.                                       10,000    216,498             0.0%
    NGK Spark Plug Co., Ltd.                                    8,000    195,240             0.0%
    NH Foods, Ltd.                                             16,000    333,736             0.0%
    NHK Spring Co., Ltd.                                       39,000    396,938             0.0%
    Nice Holdings, Inc.                                        15,000     21,146             0.0%
    Nichi-iko Pharmaceutical Co., Ltd.                         10,000    277,543             0.0%
    Nichia Steel Works, Ltd.                                    2,000      4,296             0.0%
    Nichias Corp.                                              37,000    233,199             0.0%
    Nichiban Co., Ltd.                                         12,000     57,248             0.0%
    Nichicon Corp.                                             36,800    295,025             0.0%
    Nichiden Corp.                                                200      4,847             0.0%
    Nichiha Corp.                                              14,500    195,546             0.0%
#   Nichii Gakkan Co.                                          20,500    141,526             0.0%
    Nichimo Co., Ltd.                                          13,000     27,614             0.0%
    Nichirei Corp.                                            112,000    728,506             0.1%
    Nichireki Co., Ltd.                                        13,000    103,132             0.0%
    Nifco, Inc.                                                10,700    412,476             0.0%
    NIFTY Corp.                                                 3,400     31,334             0.0%
#   Nihon Chouzai Co., Ltd.                                     1,440     62,803             0.0%
    Nihon Dempa Kogyo Co., Ltd.                                11,800     82,637             0.0%
    Nihon Eslead Corp.                                          6,000     56,846             0.0%
#   Nihon Flush Co., Ltd.                                       1,800     20,349             0.0%
#   Nihon House Holdings Co., Ltd.                             29,600    119,119             0.0%
    Nihon Kohden Corp.                                          8,300    161,582             0.0%
    Nihon M&A Center, Inc.                                      9,700    400,109             0.0%
#   Nihon Nohyaku Co., Ltd.                                    20,600    134,011             0.0%
    Nihon Parkerizing Co., Ltd.                                21,200    188,580             0.0%
#   Nihon Plast Co., Ltd.                                       3,000     19,995             0.0%
    Nihon Tokushu Toryo Co., Ltd.                               9,500     82,460             0.0%
    Nihon Trim Co., Ltd.                                        1,900     70,852             0.0%
    Nihon Unisys, Ltd.                                         27,500    302,141             0.0%
    Nihon Yamamura Glass Co., Ltd.                             79,000    119,260             0.0%
    Nikkiso Co., Ltd.                                          29,500    238,104             0.0%
    Nikko Co., Ltd.                                            12,000     39,374             0.0%
    Nikkon Holdings Co., Ltd.                                  33,700    651,025             0.1%
#   Nikon Corp.                                                33,000    426,903             0.0%
    Nippo Corp.                                                24,000    418,221             0.0%
    Nippon Air Conditioning Services Co., Ltd.                  4,000     39,870             0.0%
    Nippon Beet Sugar Manufacturing Co., Ltd.                  60,000     93,775             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Nippon Carbide Industries Co., Inc.                        34,000 $   52,590             0.0%
    Nippon Carbon Co., Ltd.                                    53,000    148,256             0.0%
#   Nippon Chemi-Con Corp.                                    105,000    242,955             0.0%
#   Nippon Chemical Industrial Co., Ltd.                       45,000    102,842             0.0%
    Nippon Chemiphar Co., Ltd.                                 16,000     78,222             0.0%
    Nippon Chutetsukan K.K.                                    12,000     19,322             0.0%
    Nippon Coke & Engineering Co., Ltd.                        94,300     78,662             0.0%
#   Nippon Concrete Industries Co., Ltd.                       23,700     76,252             0.0%
    Nippon Denko Co., Ltd.                                     80,065    161,476             0.0%
    Nippon Densetsu Kogyo Co., Ltd.                            21,100    399,895             0.0%
    Nippon Electric Glass Co., Ltd.                           123,000    601,884             0.1%
    Nippon Express Co., Ltd.                                   70,000    360,618             0.0%
    Nippon Filcon Co., Ltd.                                     1,800      7,943             0.0%
    Nippon Fine Chemical Co., Ltd.                              4,800     36,569             0.0%
    Nippon Flour Mills Co., Ltd.                               69,000    428,831             0.0%
#   Nippon Gas Co., Ltd.                                        9,600    242,791             0.0%
    Nippon Hume Corp.                                          13,900     88,160             0.0%
    Nippon Kanzai Co., Ltd.                                     4,800     73,903             0.0%
    Nippon Kasei Chemical Co., Ltd.                             8,000      8,569             0.0%
    Nippon Kayaku Co., Ltd.                                    41,000    427,745             0.0%
#*  Nippon Kinzoku Co., Ltd.                                   18,000     20,929             0.0%
    Nippon Kodoshi Corp.                                        3,100     25,681             0.0%
    Nippon Koei Co., Ltd.                                      32,000    128,794             0.0%
    Nippon Koshuha Steel Co., Ltd.                             66,000     54,336             0.0%
    Nippon Light Metal Holdings Co., Ltd.                     282,400    483,036             0.1%
#   Nippon Paint Holdings Co., Ltd.                             5,000    105,610             0.0%
#   Nippon Paper Industries Co., Ltd.                          59,824  1,108,819             0.1%
#   Nippon Parking Development Co., Ltd.                       70,700     80,991             0.0%
    Nippon Pillar Packing Co., Ltd.                            12,800    107,362             0.0%
    Nippon Piston Ring Co., Ltd.                                5,800     96,028             0.0%
    Nippon Road Co., Ltd. (The)                                38,000    206,465             0.0%
    Nippon Seisen Co., Ltd.                                    12,000     52,916             0.0%
#*  Nippon Sharyo, Ltd.                                        65,000    155,756             0.0%
#*  Nippon Sheet Glass Co., Ltd.                              517,000    443,780             0.0%
    Nippon Shokubai Co., Ltd.                                   6,200    485,194             0.1%
    Nippon Signal Co., Ltd.                                    25,800    268,030             0.0%
    Nippon Soda Co., Ltd.                                      73,000    566,640             0.1%
    Nippon Steel & Sumikin Bussan Corp.                        98,000    340,774             0.0%
    Nippon Steel & Sumitomo Metal Corp.                        80,906  1,640,174             0.1%
    Nippon Suisan Kaisha, Ltd.                                135,200    452,953             0.1%
    Nippon Synthetic Chemical Industry Co., Ltd. (The)         32,000    237,015             0.0%
#   Nippon Systemware Co., Ltd.                                 2,300     16,460             0.0%
#   Nippon Thompson Co., Ltd.                                  42,000    199,233             0.0%
    Nippon Valqua Industries, Ltd.                             40,000     98,637             0.0%
#*  Nippon Yakin Kogyo Co., Ltd.                               72,400    100,036             0.0%
    Nippon Yusen K.K.                                         319,217    835,204             0.1%
    Nipro Corp.                                                59,800    670,382             0.1%
    Nishi-Nippon City Bank, Ltd. (The)                        208,000    607,807             0.1%
    Nishi-Nippon Railroad Co., Ltd.                            45,000    232,682             0.0%
    Nishikawa Rubber Co., Ltd.                                  1,400     21,459             0.0%
    Nishimatsu Construction Co., Ltd.                         225,000    893,217             0.1%
    Nishimatsuya Chain Co., Ltd.                               21,000    185,421             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Nishio Rent All Co., Ltd.                                   9,200 $  214,121             0.0%
    Nissan Chemical Industries, Ltd.                           10,400    258,299             0.0%
    Nissan Motor Co., Ltd.                                    204,300  2,117,819             0.2%
    Nissan Shatai Co., Ltd.                                    18,100    208,724             0.0%
    Nissan Tokyo Sales Holdings Co., Ltd.                      18,900     49,554             0.0%
#   Nissei ASB Machine Co., Ltd.                                4,300     87,841             0.0%
#   Nissei Build Kogyo Co., Ltd.                               31,000     94,814             0.0%
    Nissei Plastic Industrial Co., Ltd.                         9,100     76,895             0.0%
#*  Nissen Holdings Co., Ltd.                                   3,500      5,316             0.0%
#   Nissha Printing Co., Ltd.                                  16,900    367,518             0.0%
    Nisshin Fudosan Co.                                         8,700     30,056             0.0%
#   Nisshin Oillio Group, Ltd. (The)                           74,000    274,744             0.0%
    Nisshin Seifun Group, Inc.                                 54,065    826,353             0.1%
    Nisshin Steel Co., Ltd.                                    53,540    549,451             0.1%
    Nisshinbo Holdings, Inc.                                   76,000  1,032,127             0.1%
    Nissin Corp.                                               51,000    149,022             0.0%
    Nissin Electric Co., Ltd.                                  25,000    166,960             0.0%
    Nissin Foods Holdings Co., Ltd.                             2,200    101,702             0.0%
    Nissin Kogyo Co., Ltd.                                     22,300    342,996             0.0%
    Nissin Sugar Co., Ltd.                                        700     16,576             0.0%
    Nissui Pharmaceutical Co., Ltd.                             3,400     37,301             0.0%
    Nitori Holdings Co., Ltd.                                   2,200    171,554             0.0%
    Nitta Corp.                                                 8,200    223,376             0.0%
#   Nitta Gelatin, Inc.                                         7,100     45,864             0.0%
#   Nittan Valve Co., Ltd.                                      6,300     21,180             0.0%
#   Nittetsu Mining Co., Ltd.                                  35,000    154,190             0.0%
    Nitto Boseki Co., Ltd.                                     63,000    189,751             0.0%
    Nitto Denko Corp.                                           7,600    487,345             0.1%
    Nitto Kogyo Corp.                                          13,500    260,534             0.0%
    Nitto Kohki Co., Ltd.                                       5,200    110,273             0.0%
    Nitto Seiko Co., Ltd.                                      10,000     26,112             0.0%
    Nittoc Construction Co., Ltd.                              27,600    122,842             0.0%
    Nittoku Engineering Co., Ltd.                               6,300     57,668             0.0%
    NJS Co., Ltd.                                               3,400     41,132             0.0%
    Noevir Holdings Co., Ltd.                                   1,600     40,195             0.0%
    NOF Corp.                                                  53,000    378,836             0.0%
    Nohmi Bosai, Ltd.                                          12,400    153,685             0.0%
#   Nojima Corp.                                               18,600    219,835             0.0%
    NOK Corp.                                                  12,700    298,446             0.0%
    Nomura Co., Ltd.                                            9,000    121,622             0.0%
    Nomura Holdings, Inc.                                     146,200    919,648             0.1%
    Nomura Holdings, Inc. Sponsored ADR                         7,820     49,188             0.0%
    Nomura Real Estate Holdings, Inc.                          30,200    645,342             0.1%
    Nomura Research Institute, Ltd.                             4,620    188,821             0.0%
    Noritake Co., Ltd/Nagoya Japan                             53,000    122,389             0.0%
    Noritz Corp.                                               16,200    253,218             0.0%
    North Pacific Bank, Ltd.                                  180,400    691,509             0.1%
    NS Solutions Corp.                                          4,900    239,149             0.0%
    NS United Kaiun Kaisha, Ltd.                               57,000    114,305             0.0%
    NSD Co., Ltd.                                               8,840    123,140             0.0%
    NSK, Ltd.                                                  43,100    509,742             0.1%
    NTN Corp.                                                 178,000    884,608             0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    NTT Data Corp.                                              4,200 $  209,013             0.0%
    NTT DOCOMO, Inc.                                           49,672    967,386             0.1%
    NTT DOCOMO, Inc. Sponsored ADR                              3,100     60,853             0.0%
    NTT Urban Development Corp.                                 8,000     79,272             0.0%
#   Nuflare Technology, Inc.                                    2,100     93,812             0.0%
#   OAK Capital Corp.                                          23,400     47,151             0.0%
    Obara Group, Inc.                                           3,300    138,079             0.0%
    Obayashi Corp.                                             33,000    289,412             0.0%
    Obayashi Road Corp.                                        17,000    119,882             0.0%
    Obic Co., Ltd.                                              2,700    142,498             0.0%
#   Odelic Co., Ltd.                                            1,900     51,325             0.0%
    Oenon Holdings, Inc.                                       18,000     33,061             0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)                           171,000    666,325             0.1%
*   Ohara, Inc.                                                 1,500      7,322             0.0%
    Ohashi Technica, Inc.                                       3,800     42,755             0.0%
    Ohsho Food Service Corp.                                    4,700    156,783             0.0%
    OIE Sangyo Co., Ltd.                                        1,187      8,661             0.0%
    Oiles Corp.                                                 9,316    148,109             0.0%
#   Oita Bank, Ltd. (The)                                      78,000    328,696             0.0%
    Oji Holdings Corp.                                        220,000  1,139,380             0.1%
    Okabe Co., Ltd.                                            21,300    169,635             0.0%
    Okamoto Industries, Inc.                                   24,000    217,493             0.0%
    Okamoto Machine Tool Works, Ltd.                           37,000     46,552             0.0%
    Okamura Corp.                                              33,700    312,676             0.0%
#   Okasan Securities Group, Inc.                              28,000    164,574             0.0%
    Oki Electric Industry Co., Ltd.                           212,000    357,822             0.0%
    Okinawa Cellular Telephone Co.                              2,700     75,391             0.0%
    Okinawa Electric Power Co., Inc. (The)                      5,150    126,422             0.0%
#   OKK Corp.                                                  63,000     75,180             0.0%
    OKUMA Corp.                                                56,000    449,031             0.1%
    Okumura Corp.                                             135,000    714,476             0.1%
    Okura Industrial Co., Ltd.                                 31,000     88,251             0.0%
    Okuwa Co., Ltd.                                            11,000     92,015             0.0%
    Olympic Group Corp.                                         2,300     11,293             0.0%
    Olympus Corp.                                               7,200    242,865             0.0%
    Omron Corp.                                                 9,700    321,195             0.0%
    ONO Sokki Co., Ltd.                                         4,000     31,407             0.0%
#   Onoken Co., Ltd.                                            8,500     74,568             0.0%
    Onward Holdings Co., Ltd.                                  73,000    458,485             0.1%
    Open House Co., Ltd.                                        9,800    178,775             0.0%
#   OPT Holding, Inc.                                           7,300     38,539             0.0%
    Optex Co., Ltd.                                             4,600     87,193             0.0%
    Oracle Corp. Japan                                          1,000     45,481             0.0%
    Organo Corp.                                               34,000    139,568             0.0%
#   Origin Electric Co., Ltd.                                  21,000     58,440             0.0%
    Osaka Organic Chemical Industry, Ltd.                       7,300     37,852             0.0%
    Osaka Soda Co., Ltd.                                       46,000    160,176             0.0%
#   Osaka Steel Co., Ltd.                                       7,500    134,840             0.0%
    OSAKA Titanium Technologies Co., Ltd.                       3,500     95,184             0.0%
#   Osaki Electric Co., Ltd.                                   20,000    102,398             0.0%
#   OSG Corp.                                                  16,900    317,892             0.0%
    Otsuka Corp.                                                3,100    149,853             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
JAPAN -- (Continued)
    Otsuka Holdings Co., Ltd.                                  11,600 $386,053             0.0%
    OUG Holdings, Inc.                                         15,000   30,743             0.0%
    Outsourcing, Inc.                                           4,200   76,369             0.0%
    Pacific Industrial Co., Ltd.                               24,700  276,448             0.0%
#   Pacific Metals Co., Ltd.                                   90,000  240,855             0.0%
    Pack Corp. (The)                                            4,900  116,143             0.0%
    Pal Co., Ltd.                                               7,000  156,486             0.0%
    PALTAC Corp.                                               19,950  392,429             0.0%
    PanaHome Corp.                                             41,000  291,761             0.0%
    Panasonic Corp.                                            19,899  233,470             0.0%
    Panasonic Corp. Sponsored ADR                              26,580  311,252             0.0%
    Panasonic Industrial Devices SUNX Co., Ltd.                 9,300   51,010             0.0%
    Paramount Bed Holdings Co., Ltd.                            7,100  227,733             0.0%
    Parco Co., Ltd.                                            14,506  125,762             0.0%
    Paris Miki Holdings, Inc.                                   7,500   28,577             0.0%
    Park24 Co., Ltd.                                            6,800  142,518             0.0%
    Pasco Corp.                                                13,000   34,851             0.0%
    Pasona Group, Inc.                                         11,100   84,561             0.0%
#   PC Depot Corp.                                              3,200   23,388             0.0%
    Pegasus Sewing Machine Manufacturing Co., Ltd.              2,300    9,199             0.0%
    Penta-Ocean Construction Co., Ltd.                        104,500  474,555             0.1%
    PIA Corp.                                                     600   10,845             0.0%
    Pigeon Corp.                                                8,400  235,359             0.0%
    Pilot Corp.                                                 8,700  368,359             0.0%
#   Piolax, Inc.                                                5,200  275,128             0.0%
*   Pioneer Corp.                                             180,100  485,058             0.1%
    Plenus Co., Ltd.                                            9,500  146,906             0.0%
#   Pocket Card Co., Ltd.                                       4,500   21,801             0.0%
    Point, Inc.                                                 6,380  359,160             0.0%
    Pola Orbis Holdings, Inc.                                   2,700  171,722             0.0%
    Poletowin Pitcrew Holdings, Inc.                            3,300   28,190             0.0%
    Press Kogyo Co., Ltd.                                      60,100  258,301             0.0%
    Pressance Corp.                                             5,000  200,007             0.0%
    Prestige International, Inc.                               11,400  111,437             0.0%
    Prima Meat Packers, Ltd.                                   99,000  276,555             0.0%
    Pronexus, Inc.                                              6,000   44,223             0.0%
    Proto Corp.                                                 3,200   41,519             0.0%
#   PS Mitsubishi Construction Co., Ltd.                       17,500   58,426             0.0%
    Qol Co., Ltd.                                               6,300   74,506             0.0%
    Quick Co., Ltd.                                             2,400   17,166             0.0%
    Raito Kogyo Co., Ltd.                                      28,500  272,558             0.0%
#*  Rasa Industries, Ltd.                                      64,000   72,183             0.0%
    Raysum Co., Ltd.                                            3,500   34,924             0.0%
    Relo Holdings, Inc.                                         2,900  311,822             0.0%
    Renaissance, Inc.                                           6,300   65,979             0.0%
    Rengo Co., Ltd.                                           119,000  565,690             0.1%
#*  Renown, Inc.                                               44,300   51,105             0.0%
    Resona Holdings, Inc.                                     118,900  629,138             0.1%
    Resorttrust, Inc.                                          12,800  328,971             0.0%
    Rheon Automatic Machinery Co., Ltd.                         4,200   20,206             0.0%
    Rhythm Watch Co., Ltd.                                      9,000   12,654             0.0%
#   Riberesute Corp.                                            4,300   27,069             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Ricoh Co., Ltd.                                           215,700 $2,324,792             0.2%
    Ricoh Leasing Co., Ltd.                                     8,500    257,498             0.0%
    Right On Co., Ltd.                                         10,300     98,049             0.0%
    Riken Corp.                                                51,000    191,919             0.0%
    Riken Technos Corp.                                        21,500     71,685             0.0%
    Riken Vitamin Co., Ltd.                                     2,400     78,081             0.0%
    Ringer Hut Co., Ltd.                                        5,100    104,018             0.0%
    Rinnai Corp.                                                1,400    110,986             0.0%
    Rion Co., Ltd.                                              4,400     67,203             0.0%
    Riso Kagaku Corp.                                          11,400    206,779             0.0%
#*  Riso Kyoiku Co., Ltd.                                       5,400     12,268             0.0%
    Rock Field Co., Ltd.                                        4,200    102,479             0.0%
    Rohm Co., Ltd.                                             11,300    558,577             0.1%
    Rohto Pharmaceutical Co., Ltd.                             20,800    343,168             0.0%
    Rokko Butter Co., Ltd.                                      2,800     38,933             0.0%
    Roland DG Corp.                                             6,100    139,021             0.0%
    Round One Corp.                                            45,700    206,428             0.0%
#   Royal Holdings Co., Ltd.                                    9,600    168,609             0.0%
    Ryobi, Ltd.                                                77,000    283,895             0.0%
    Ryoden Trading Co., Ltd.                                   14,000     91,584             0.0%
    Ryohin Keikaku Co., Ltd.                                    1,500    301,195             0.0%
    Ryosan Co., Ltd.                                           22,000    532,398             0.1%
#   S Foods, Inc.                                               7,200    125,156             0.0%
    S&B Foods, Inc.                                               200      8,041             0.0%
    Sac's Bar Holdings, Inc.                                    5,750     91,241             0.0%
    Saibu Gas Co., Ltd.                                        60,000    134,836             0.0%
#   Saizeriya Co., Ltd.                                         8,100    183,598             0.0%
    Sakai Chemical Industry Co., Ltd.                          61,000    180,417             0.0%
    Sakai Heavy Industries, Ltd.                               26,000     51,115             0.0%
    Sakai Moving Service Co., Ltd.                              2,500    124,920             0.0%
#   Sakai Ovex Co., Ltd.                                       45,000     75,290             0.0%
    Sakata INX Corp.                                           18,600    169,655             0.0%
    Sakata Seed Corp.                                          14,300    302,723             0.0%
    Sala Corp.                                                  6,500     33,016             0.0%
#   SAMTY Co., Ltd.                                             6,400     65,090             0.0%
    San-A Co., Ltd.                                             5,500    233,561             0.0%
    San-Ai Oil Co., Ltd.                                       33,000    252,056             0.0%
    San-In Godo Bank, Ltd. (The)                               79,000    730,069             0.1%
    Sanden Holdings Corp.                                      78,000    268,511             0.0%
    Sanei Architecture Planning Co., Ltd.                       5,400     59,331             0.0%
    Sangetsu Co., Ltd.                                         29,900    476,991             0.1%
    Sanken Electric Co., Ltd.                                  59,000    205,058             0.0%
    Sanki Engineering Co., Ltd.                                11,500     94,961             0.0%
    Sanko Marketing Foods Co., Ltd.                             3,300     25,734             0.0%
    Sanko Metal Industrial Co., Ltd.                            4,000      8,948             0.0%
    Sankyo Co., Ltd.                                            6,500    250,508             0.0%
    Sankyo Seiko Co., Ltd.                                     12,100     46,062             0.0%
#   Sankyo Tateyama, Inc.                                      15,300    212,977             0.0%
    Sankyu, Inc.                                              130,000    732,321             0.1%
    Sanoh Industrial Co., Ltd.                                 16,500    104,524             0.0%
#   Sanrio Co., Ltd.                                            3,600     95,638             0.0%
#   Sansha Electric Manufacturing Co., Ltd.                     5,900     37,412             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Sanshin Electronics Co., Ltd.                              19,600 $  207,946             0.0%
    Santen Pharmaceutical Co., Ltd.                             8,500    115,366             0.0%
    Sanwa Holdings Corp.                                       53,000    428,703             0.0%
    Sanyo Chemical Industries, Ltd.                            35,000    258,878             0.0%
    Sanyo Denki Co., Ltd.                                      23,000    140,081             0.0%
    Sanyo Electric Railway Co., Ltd.                           10,000     38,876             0.0%
    Sanyo Housing Nagoya Co., Ltd.                              1,100     10,981             0.0%
#   Sanyo Shokai, Ltd.                                         56,372    164,413             0.0%
    Sanyo Special Steel Co., Ltd.                              61,000    251,274             0.0%
    Sanyo Trading Co., Ltd.                                     1,000     13,283             0.0%
#   Sapporo Holdings, Ltd.                                    177,000    729,482             0.1%
#   Sata Construction Co., Ltd.                                 3,400     16,119             0.0%
#   Sato Holdings Corp.                                         7,900    171,743             0.0%
    Sato Restaurant Systems Co., Ltd.                           7,400     53,248             0.0%
    Sato Shoji Corp.                                            4,500     27,559             0.0%
    Satori Electric Co., Ltd.                                  13,000     87,963             0.0%
#   Sawada Holdings Co., Ltd.                                  11,700    117,189             0.0%
    Sawai Pharmaceutical Co., Ltd.                              6,100    390,507             0.0%
#   Saxa Holdings, Inc.                                        48,000     98,141             0.0%
    SBI Holdings, Inc.                                         73,450    831,330             0.1%
#   SBS Holdings, Inc.                                         14,300    131,985             0.0%
    SCREEN Holdings Co., Ltd.                                  48,000    283,600             0.0%
#   Scroll Corp.                                               25,900     94,058             0.0%
    SCSK Corp.                                                  1,655     63,453             0.0%
    Secom Co., Ltd.                                             4,900    326,855             0.0%
    Secom Joshinetsu Co., Ltd.                                    200      6,579             0.0%
    Sega Sammy Holdings, Inc.                                  47,200    497,055             0.1%
#   Seibu Electric Industry Co., Ltd.                           2,000      7,038             0.0%
    Seika Corp.                                                38,000     86,344             0.0%
    Seikitokyu Kogyo Co., Ltd.                                 23,900    117,123             0.0%
    Seiko Epson Corp.                                          27,400    418,539             0.0%
    Seiko Holdings Corp.                                       76,000    495,134             0.1%
    Seino Holdings Co., Ltd.                                   50,200    595,786             0.1%
    Seiren Co., Ltd.                                           20,300    238,848             0.0%
    Sekisui Chemical Co., Ltd.                                 32,000    377,568             0.0%
    Sekisui House, Ltd.                                        60,940  1,014,433             0.1%
    Sekisui Jushi Corp.                                        17,100    229,114             0.0%
    Sekisui Plastics Co., Ltd.                                 31,000    100,641             0.0%
    Senko Co., Ltd.                                            53,000    366,856             0.0%
#   Senshu Electric Co., Ltd.                                   2,100     30,246             0.0%
    Senshu Ikeda Holdings, Inc.                                85,140    366,683             0.0%
#   Senshukai Co., Ltd.                                        24,700    164,796             0.0%
#   Septeni Holdings Co., Ltd.                                  2,300     42,594             0.0%
    Seria Co., Ltd.                                             5,800    246,631             0.0%
    Seven & I Holdings Co., Ltd.                               12,900    585,980             0.1%
    Seven Bank, Ltd.                                           36,100    164,492             0.0%
#*  Sharp Corp.                                               337,000    369,379             0.0%
    Shibaura Electronics Co., Ltd.                              3,600     51,422             0.0%
#   Shibaura Mechatronics Corp.                                20,000     42,153             0.0%
    Shibusawa Warehouse Co., Ltd. (The)                        25,000     63,722             0.0%
    Shibuya Kogyo Co., Ltd.                                     6,200     95,464             0.0%
    Shidax Corp.                                                6,800     28,313             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
JAPAN -- (Continued)
#   Shiga Bank, Ltd. (The)                                    132,000 $705,523             0.1%
    Shikibo, Ltd.                                              50,000   50,794             0.0%
    Shikoku Bank, Ltd. (The)                                  102,000  221,670             0.0%
    Shikoku Chemicals Corp.                                    18,000  177,211             0.0%
#   Shikoku Electric Power Co., Inc.                           10,100  171,469             0.0%
#   Shima Seiki Manufacturing, Ltd.                            14,400  214,975             0.0%
    Shimachu Co., Ltd.                                         29,100  635,623             0.1%
    Shimadzu Corp.                                             16,000  248,200             0.0%
#   Shimamura Co., Ltd.                                         3,700  415,551             0.0%
    Shimane Bank, Ltd. (The)                                    1,300   15,392             0.0%
    Shimizu Bank, Ltd. (The)                                    4,600  113,773             0.0%
    Shimizu Corp.                                              19,000  166,356             0.0%
    Shimojima Co., Ltd.                                         1,600   13,900             0.0%
    Shin Nippon Air Technologies Co., Ltd.                      9,600   85,339             0.0%
    Shin-Etsu Chemical Co., Ltd.                                8,700  517,382             0.1%
    Shin-Etsu Polymer Co., Ltd.                                 6,600   34,436             0.0%
    Shin-Keisei Electric Railway Co., Ltd.                      5,000   17,827             0.0%
    Shinagawa Refractories Co., Ltd.                           28,000   62,819             0.0%
    Shindengen Electric Manufacturing Co., Ltd.                42,000  153,388             0.0%
    Shinko Electric Industries Co., Ltd.                       44,900  272,696             0.0%
    Shinko Plantech Co., Ltd.                                  19,700  158,330             0.0%
    Shinko Shoji Co., Ltd.                                     14,100  157,128             0.0%
    Shinmaywa Industries, Ltd.                                 41,000  447,590             0.1%
    Shinnihon Corp.                                            18,600   88,127             0.0%
    Shinoken Group Co., Ltd.                                    2,200   32,425             0.0%
    Shinsei Bank, Ltd.                                        255,000  534,677             0.1%
    Shinsho Corp.                                              20,000   42,379             0.0%
    Shinwa Co., Ltd.                                            1,300   18,265             0.0%
    Shionogi & Co., Ltd.                                       17,100  701,382             0.1%
    Ship Healthcare Holdings, Inc.                             17,400  421,484             0.0%
    Shiroki Corp.                                              19,000   55,175             0.0%
    Shiseido Co., Ltd.                                         15,500  368,188             0.0%
    Shizuoka Bank, Ltd. (The)                                  84,000  842,668             0.1%
    Shizuoka Gas Co., Ltd.                                     38,300  257,449             0.0%
    Shobunsha Publications, Inc.                                1,800   10,891             0.0%
    Shoei Co., Ltd.                                               400    6,908             0.0%
#   Shoei Foods Corp.                                           4,400   47,652             0.0%
    Shofu, Inc.                                                 4,100   53,144             0.0%
    Shoko Co., Ltd.                                            44,000   32,999             0.0%
    Showa Aircraft Industry Co., Ltd.                           2,822   28,588             0.0%
    Showa Corp.                                                35,600  329,976             0.0%
    Showa Denko KK                                            661,000  832,512             0.1%
    Showa Sangyo Co., Ltd.                                     42,000  157,914             0.0%
    Showa Shell Sekiyu K.K.                                    48,600  428,965             0.0%
    Siix Corp.                                                  9,400  264,539             0.0%
    Sinanen Holdings Co., Ltd.                                 26,000   96,791             0.0%
    Sinfonia Technology Co., Ltd.                              51,000   88,066             0.0%
    Sinko Industries, Ltd.                                     10,500  111,394             0.0%
    Sintokogio, Ltd.                                           28,100  241,590             0.0%
    SKY Perfect JSAT Holdings, Inc.                            60,700  319,497             0.0%
    SMC Corp.                                                     400  102,897             0.0%
    SMK Corp.                                                  34,000  173,749             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    SMS Co., Ltd.                                               8,600 $  142,843             0.0%
    Sodick Co., Ltd.                                           24,800    182,923             0.0%
    Soft99 Corp.                                                4,000     26,416             0.0%
    Softbank Technology Corp.                                   2,300     24,176             0.0%
    Software Service, Inc.                                        400     15,077             0.0%
    Sogo Medical Co., Ltd.                                      5,000    185,306             0.0%
    Sohgo Security Services Co., Ltd.                          13,000    627,162             0.1%
    Sojitz Corp.                                              443,400    975,257             0.1%
    Sompo Japan Nipponkoa Holdings, Inc.                       21,150    664,073             0.1%
    Sony Corp.                                                 26,100    741,903             0.1%
*   Sony Corp. Sponsored ADR                                   17,008    483,027             0.1%
    Sony Financial Holdings, Inc.                               8,700    155,926             0.0%
    Sotetsu Holdings, Inc.                                     30,000    170,812             0.0%
    Sotoh Co., Ltd.                                             1,500     12,532             0.0%
    Sourcenext Corp.                                              900      3,706             0.0%
    Space Co., Ltd.                                             2,000     22,076             0.0%
#   Sparx Group Co., Ltd.                                      15,700     42,164             0.0%
    SPK Corp.                                                   1,082     20,105             0.0%
    Square Enix Holdings Co., Ltd.                              7,700    208,126             0.0%
    Srg Takamiya Co., Ltd.                                      7,000     33,627             0.0%
    ST Corp.                                                    2,200     18,850             0.0%
    St Marc Holdings Co., Ltd.                                  7,400    219,978             0.0%
    Stanley Electric Co., Ltd.                                 12,600    240,667             0.0%
    Star Micronics Co., Ltd.                                   11,500    156,097             0.0%
    Start Today Co., Ltd.                                       4,700    157,373             0.0%
    Starts Corp., Inc.                                          9,000    141,119             0.0%
    Starzen Co., Ltd.                                           2,500     64,765             0.0%
    Stella Chemifa Corp.                                        5,900     57,612             0.0%
    Step Co., Ltd.                                              3,800     31,555             0.0%
    Studio Alice Co., Ltd.                                      6,600    123,825             0.0%
    Sugi Holdings Co., Ltd.                                     1,600     77,749             0.0%
#   Sumco Corp.                                                19,900    200,606             0.0%
#   Sumida Corp.                                               14,600     97,468             0.0%
    Suminoe Textile Co., Ltd.                                  33,000     94,396             0.0%
*   Sumiseki Holdings, Inc.                                    12,200     11,471             0.0%
    Sumitomo Bakelite Co., Ltd.                               113,000    463,580             0.1%
    Sumitomo Chemical Co., Ltd.                               219,000  1,254,476             0.1%
    Sumitomo Corp.                                             63,100    690,142             0.1%
#   Sumitomo Dainippon Pharma Co., Ltd.                         7,600     84,117             0.0%
    Sumitomo Densetsu Co., Ltd.                                 9,900    129,799             0.0%
    Sumitomo Electric Industries, Ltd.                        126,600  1,727,830             0.1%
    Sumitomo Forestry Co., Ltd.                                52,900    632,716             0.1%
    Sumitomo Heavy Industries, Ltd.                           170,000    766,022             0.1%
    Sumitomo Metal Mining Co., Ltd.                            88,000  1,091,764             0.1%
    Sumitomo Mitsui Construction Co., Ltd.                    161,800    157,186             0.0%
    Sumitomo Mitsui Financial Group, Inc.                      88,341  3,524,244             0.2%
    Sumitomo Mitsui Trust Holdings, Inc.                      227,000    871,350             0.1%
    Sumitomo Osaka Cement Co., Ltd.                           224,000    863,189             0.1%
    Sumitomo Precision Products Co., Ltd.                      20,000     78,284             0.0%
    Sumitomo Real Estate Sales Co., Ltd.                        2,080     47,918             0.0%
    Sumitomo Realty & Development Co., Ltd.                     6,000    197,570             0.0%
    Sumitomo Riko Co., Ltd.                                    22,200    179,455             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Sumitomo Rubber Industries, Ltd.                           19,900 $  295,982             0.0%
    Sumitomo Seika Chemicals Co., Ltd.                         31,000    216,137             0.0%
    Sumitomo Warehouse Co., Ltd. (The)                         79,000    419,117             0.0%
    Sun Frontier Fudousan Co., Ltd.                            16,400    132,374             0.0%
    Sun-Wa Technos Corp.                                        6,200     51,756             0.0%
    Sundrug Co., Ltd.                                           1,600     84,287             0.0%
    Suruga Bank, Ltd.                                          13,000    255,931             0.0%
    Suzuken Co., Ltd.                                          21,760    832,841             0.1%
    Suzuki Motor Corp.                                         13,800    451,860             0.1%
#*  SWCC Showa Holdings Co., Ltd.                             134,000     88,578             0.0%
    Sysmex Corp.                                                1,400     80,022             0.0%
    Systena Corp.                                               5,500     53,444             0.0%
    T Hasegawa Co., Ltd.                                       13,400    175,652             0.0%
    T RAD Co., Ltd.                                            36,000     59,727             0.0%
    T&D Holdings, Inc.                                         86,900  1,141,928             0.1%
#   T&K Toka Co., Ltd.                                          5,000     91,869             0.0%
    T-Gaia Corp.                                                8,300    126,545             0.0%
#   Tabuchi Electric Co., Ltd.                                 13,200     90,342             0.0%
#   Tachi-S Co., Ltd.                                          16,800    234,537             0.0%
    Tachibana Eletech Co., Ltd.                                 8,420     94,838             0.0%
    Tadano, Ltd.                                               38,000    453,927             0.1%
    Taiheiyo Cement Corp.                                     224,000    738,466             0.1%
    Taiheiyo Kouhatsu, Inc.                                    17,000     12,488             0.0%
#   Taiho Kogyo Co., Ltd.                                      10,300    118,870             0.0%
    Taikisha, Ltd.                                              9,000    217,872             0.0%
    Taiko Bank, Ltd. (The)                                     36,000     70,099             0.0%
#   Taiko Pharmaceutical Co., Ltd.                              6,100     95,810             0.0%
    Taisei Corp.                                               45,000    292,433             0.0%
    Taisei Lamick Co., Ltd.                                       400      9,570             0.0%
    Taiyo Holdings Co., Ltd.                                    4,200    144,350             0.0%
#   Taiyo Nippon Sanso Corp.                                   13,800    142,245             0.0%
    Taiyo Yuden Co., Ltd.                                      52,300    736,440             0.1%
#   Takagi Securities Co., Ltd.                                39,000     68,539             0.0%
    Takamatsu Construction Group Co., Ltd.                      1,600     33,194             0.0%
    Takaoka Toko Co., Ltd.                                      3,664     43,286             0.0%
    Takara Holdings, Inc.                                      44,200    317,478             0.0%
    Takara Leben Co., Ltd.                                     38,200    198,598             0.0%
    Takara Standard Co., Ltd.                                  44,000    332,377             0.0%
    Takasago International Corp.                                6,800    179,436             0.0%
    Takasago Thermal Engineering Co., Ltd.                     22,800    327,320             0.0%
    Takashima & Co., Ltd.                                      26,000     56,229             0.0%
    Takashimaya Co., Ltd.                                      89,000    795,590             0.1%
#*  Takata Corp.                                               22,200    251,615             0.0%
    Take And Give Needs Co., Ltd.                               5,170     29,405             0.0%
    Takeda Pharmaceutical Co., Ltd.                            11,800    576,221             0.1%
#   Takeei Corp.                                               12,400    119,629             0.0%
    Takeuchi Manufacturing Co., Ltd.                           14,400    271,250             0.0%
    Takihyo Co., Ltd.                                          14,000     53,130             0.0%
#   Takiron Co., Ltd.                                          26,000    111,261             0.0%
    Takisawa Machine Tool Co., Ltd.                            37,000     51,040             0.0%
    Takuma Co., Ltd.                                           32,000    252,677             0.0%
#   Tama Home Co., Ltd.                                        14,600     54,354             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Tamron Co., Ltd.                                            8,500 $  169,761             0.0%
    Tamura Corp.                                               42,000    133,617             0.0%
    Tanseisha Co., Ltd.                                        13,650    100,591             0.0%
#   TASAKI & Co., Ltd.                                          4,300     72,761             0.0%
    Tatsuta Electric Wire and Cable Co., Ltd.                  31,000    118,323             0.0%
    Tayca Corp.                                                12,000     50,102             0.0%
    TBK Co., Ltd.                                              14,600     57,882             0.0%
    TDK Corp.                                                  15,800  1,006,403             0.1%
#*  Teac Corp.                                                 23,000      8,337             0.0%
    Teijin, Ltd.                                              341,000  1,203,746             0.1%
    Teikoku Electric Manufacturing Co., Ltd.                    5,200     35,765             0.0%
    Teikoku Tsushin Kogyo Co., Ltd.                             9,000     15,092             0.0%
    Terumo Corp.                                                9,300    275,931             0.0%
    THK Co., Ltd.                                              18,900    356,031             0.0%
    Toa Corp.(6894434)                                         10,900    110,151             0.0%
    Toa Corp.(6894508)                                        111,000    251,860             0.0%
    Toa Oil Co., Ltd.                                          44,000     55,217             0.0%
    TOA ROAD Corp.                                             31,000    122,040             0.0%
#   Toabo Corp.                                                 3,800     20,658             0.0%
    Toagosei Co., Ltd.                                         62,500    523,265             0.1%
#*  Tobishima Corp.                                            70,300    123,638             0.0%
    Tobu Store Co., Ltd.                                       19,000     47,754             0.0%
    TOC Co., Ltd.                                              19,300    141,499             0.0%
    Tocalo Co., Ltd.                                            8,600    172,630             0.0%
    Tochigi Bank, Ltd. (The)                                   51,000    291,324             0.0%
    Toda Corp.                                                176,000    957,400             0.1%
#   Toda Kogyo Corp.                                           31,000     84,173             0.0%
    Toei Animation Co., Ltd.                                      900     38,738             0.0%
    Toei Co., Ltd.                                             38,000    339,525             0.0%
    Toell Co., Ltd.                                             1,700      8,848             0.0%
    Toenec Corp.                                               19,000    147,065             0.0%
    Togami Electric Manufacturing Co., Ltd.                     6,000     35,582             0.0%
    Toho Bank, Ltd. (The)                                     124,000    456,689             0.1%
    Toho Co., Ltd.                                              4,900    127,514             0.0%
    Toho Co., Ltd/Kobe                                          3,000     55,401             0.0%
    Toho Gas Co., Ltd.                                         23,000    140,860             0.0%
#   Toho Holdings Co., Ltd.                                    24,700    547,632             0.1%
#   Toho Zinc Co., Ltd.                                        76,000    210,035             0.0%
    Tohoku Bank, Ltd. (The)                                    33,000     42,008             0.0%
    Tohto Suisan Co., Ltd.                                     16,000     25,618             0.0%
#   Tokai Carbon Co., Ltd.                                    120,000    327,213             0.0%
    Tokai Corp.                                                 4,100    131,366             0.0%
    TOKAI Holdings Corp.                                       56,600    240,030             0.0%
    Tokai Lease Co., Ltd.                                       5,000      9,132             0.0%
    Tokai Rika Co., Ltd.                                       25,400    549,217             0.1%
#   Tokai Tokyo Financial Holdings, Inc.                       43,400    264,046             0.0%
    Token Corp.                                                 2,520    199,953             0.0%
    Tokio Marine Holdings, Inc.                                28,116  1,083,357             0.1%
    Toko, Inc.                                                 19,000     54,177             0.0%
    Tokushu Tokai Paper Co., Ltd.                              41,000    136,461             0.0%
#*  Tokuyama Corp.                                            117,000    235,955             0.0%
    Tokyo Dome Corp.                                           84,000    389,988             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
JAPAN -- (Continued)
    Tokyo Electron Device, Ltd.                                 5,000 $ 64,536             0.0%
    Tokyo Electron, Ltd.                                        6,300  377,867             0.0%
    Tokyo Energy & Systems, Inc.                               11,000  106,508             0.0%
    Tokyo Individualized Educational Institute, Inc.            8,200   39,807             0.0%
#   Tokyo Keiki, Inc.                                          42,000   83,108             0.0%
*   Tokyo Kikai Seisakusho, Ltd.                               20,000    9,875             0.0%
    Tokyo Rakutenchi Co., Ltd.                                  7,000   28,790             0.0%
*   Tokyo Rope Manufacturing Co., Ltd.                         83,000  128,375             0.0%
    Tokyo Seimitsu Co., Ltd.                                   15,600  344,420             0.0%
    Tokyo Steel Manufacturing Co., Ltd.                        48,100  320,979             0.0%
    Tokyo Tatemono Co., Ltd.                                   36,000  447,312             0.0%
    Tokyo Tekko Co., Ltd.                                      24,000  111,244             0.0%
#   Tokyo Theatres Co., Inc.                                   43,000   47,616             0.0%
    Tokyo TY Financial Group, Inc.                              8,687  272,100             0.0%
    Tokyotokeiba Co., Ltd.                                     57,000  133,875             0.0%
    Tokyu Construction Co., Ltd.                               20,730  157,985             0.0%
    Tokyu Fudosan Holdings Corp.                               46,482  326,729             0.0%
#   Tokyu Recreation Co., Ltd.                                  3,853   25,135             0.0%
    Toli Corp.                                                 35,000   99,431             0.0%
    Tomato Bank, Ltd.                                          26,000   36,528             0.0%
    Tomoe Corp.                                                13,700   41,867             0.0%
#   Tomoe Engineering Co., Ltd.                                 3,800   47,850             0.0%
    Tomoegawa Co., Ltd.                                         6,000   11,026             0.0%
    Tomoku Co., Ltd.                                           36,000   77,584             0.0%
    TOMONY Holdings, Inc.                                      85,000  329,622             0.0%
#   Tomy Co., Ltd.                                             37,200  187,421             0.0%
    Tonami Holdings Co., Ltd.                                  27,000   88,112             0.0%
    Topcon Corp.                                                5,600   80,906             0.0%
    Toppan Forms Co., Ltd.                                     30,000  386,482             0.0%
    Toppan Printing Co., Ltd.                                  86,000  771,202             0.1%
    Topre Corp.                                                21,100  458,373             0.1%
    Topy Industries, Ltd.                                     124,000  278,996             0.0%
    Toray Industries, Inc.                                     53,000  462,383             0.1%
    Toridoll.corp                                              11,300  142,947             0.0%
    Torigoe Co., Ltd. (The)                                       300    1,961             0.0%
    Torii Pharmaceutical Co., Ltd.                              1,800   43,436             0.0%
#   Torishima Pump Manufacturing Co., Ltd.                     14,500  112,491             0.0%
    Tosei Corp.                                                17,500  108,351             0.0%
*   Toshiba Corp.                                             164,000  462,653             0.1%
    Toshiba Machine Co., Ltd.                                  71,000  244,494             0.0%
    Toshiba Plant Systems & Services Corp.                     18,500  198,162             0.0%
    Toshiba TEC Corp.                                          67,000  242,730             0.0%
    Tosho Co., Ltd.                                             2,700   71,260             0.0%
#   Tosho Printing Co., Ltd.                                   30,000  126,199             0.0%
    Tosoh Corp.                                               141,000  716,103             0.1%
    Totetsu Kogyo Co., Ltd.                                     8,070  174,494             0.0%
    TOTO, Ltd.                                                  7,499  254,256             0.0%
    Tottori Bank, Ltd. (The)                                   13,000   22,881             0.0%
    Toukei Computer Co., Ltd.                                   2,100   37,848             0.0%
    Tow Co., Ltd.                                               2,300   15,384             0.0%
    Towa Bank, Ltd. (The)                                     211,000  184,621             0.0%
    Towa Corp.                                                 11,700   62,794             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Towa Pharmaceutical Co., Ltd.                               3,700 $  251,616             0.0%
    Toyo Construction Co., Ltd.                                43,300    198,993             0.0%
#   Toyo Denki Seizo - Toyo Electric Manufacturing Co., Ltd.   24,000     87,449             0.0%
#   Toyo Engineering Corp.                                     73,000    183,573             0.0%
    Toyo Ink SC Holdings Co., Ltd.                            115,000    474,175             0.1%
    Toyo Kanetsu K.K.                                          55,000     88,906             0.0%
    Toyo Kohan Co., Ltd.                                       31,300    101,011             0.0%
    Toyo Machinery & Metal Co., Ltd.                           12,000     44,618             0.0%
    Toyo Securities Co., Ltd.                                  44,000    142,005             0.0%
    Toyo Seikan Group Holdings, Ltd.                           47,700    921,720             0.1%
    Toyo Sugar Refining Co., Ltd.                               8,000      7,598             0.0%
    Toyo Suisan Kaisha, Ltd.                                    4,400    162,130             0.0%
    Toyo Tanso Co., Ltd.                                        9,500    136,792             0.0%
    Toyo Tire & Rubber Co., Ltd.                               25,100    528,173             0.1%
    Toyo Wharf & Warehouse Co., Ltd.                           37,000     58,226             0.0%
    Toyobo Co., Ltd.                                          525,000    769,570             0.1%
    Toyoda Gosei Co., Ltd.                                     29,700    680,785             0.1%
    Toyota Boshoku Corp.                                       15,100    322,640             0.0%
    Toyota Motor Corp.                                         42,780  2,620,892             0.2%
    Toyota Motor Corp. Sponsored ADR                           19,842  2,433,026             0.2%
    Toyota Tsusho Corp.                                        56,200  1,287,095             0.1%
    TPR Co., Ltd.                                              10,400    254,225             0.0%
    Trancom Co., Ltd.                                           2,600    125,316             0.0%
    Transcosmos, Inc.                                           3,900    108,892             0.0%
    Trend Micro, Inc.                                           4,200    163,680             0.0%
    Trusco Nakayama Corp.                                      10,400    364,636             0.0%
    Trust Tech, Inc.                                              600     11,328             0.0%
    TS Tech Co., Ltd.                                          20,900    573,194             0.1%
    TSI Holdings Co., Ltd.                                     15,705    110,133             0.0%
    Tsubakimoto Chain Co.                                      66,000    483,599             0.1%
    Tsubakimoto Kogyo Co., Ltd.                                 4,000     11,166             0.0%
#*  Tsudakoma Corp.                                            40,000     39,822             0.0%
#   Tsugami Corp.                                              33,000    161,554             0.0%
#   Tsukada Global Holdings, Inc.                               9,800     62,793             0.0%
    Tsukamoto Corp. Co., Ltd.                                   3,000      3,195             0.0%
    Tsukishima Kikai Co., Ltd.                                  9,400     89,630             0.0%
    Tsukuba Bank, Ltd.                                         50,700    178,334             0.0%
    Tsukui Corp.                                               15,200    163,241             0.0%
#   Tsumura & Co.                                              19,400    467,464             0.1%
    Tsuruha Holdings, Inc.                                      2,200    174,293             0.0%
    Tsurumi Manufacturing Co., Ltd.                             9,400    171,696             0.0%
    Tv Tokyo Holdings Corp.                                     1,600     28,382             0.0%
    Tyo, Inc.                                                  21,600     36,598             0.0%
#   U-Shin, Ltd.                                                4,600     28,615             0.0%
    UACJ Corp.                                                144,067    279,772             0.0%
    Ube Industries, Ltd.                                      534,200  1,121,692             0.1%
    Uchida Yoko Co., Ltd.                                      31,000     99,460             0.0%
    Uchiyama Holdings Co., Ltd.                                 2,300      8,895             0.0%
    Ueki Corp.                                                  3,000      6,159             0.0%
    UKC Holdings Corp.                                          6,600    132,244             0.0%
    Ulvac, Inc.                                                23,400    416,164             0.0%
    Uniden Holdings Corp.                                      54,000     85,964             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
#   Union Tool Co.                                              4,700 $  116,012             0.0%
    Unipres Corp.                                              20,400    463,621             0.1%
    United Arrows, Ltd.                                         7,000    301,566             0.0%
    United Super Markets Holdings, Inc.                        16,400    142,925             0.0%
*   Unitika, Ltd.                                             136,000     68,371             0.0%
    Universal Entertainment Corp.                              11,700    212,285             0.0%
#   Unizo Holdings Co., Ltd.                                    5,100    216,502             0.0%
    UNY Group Holdings Co., Ltd.                              119,700    661,779             0.1%
*   Usen Corp.                                                 39,380    104,848             0.0%
    Ushio, Inc.                                                55,000    757,670             0.1%
    USS Co., Ltd.                                              10,200    180,069             0.0%
#*  UT Group Co., Ltd.                                         10,900     59,323             0.0%
    Utoc Corp.                                                  7,500     30,864             0.0%
    Valor Holdings Co., Ltd.                                   21,300    496,723             0.1%
#   Vector, Inc.                                                3,600     57,029             0.0%
#   Village Vanguard Co., Ltd.                                  1,800     26,505             0.0%
    Vital KSK Holdings, Inc.                                   27,600    200,692             0.0%
    Vitec Holdings Co., Ltd.                                    5,000     61,923             0.0%
    VT Holdings Co., Ltd.                                      35,400    218,915             0.0%
    Wacoal Holdings Corp.                                      92,000  1,154,460             0.1%
#   Wacom Co., Ltd.                                            47,200    176,671             0.0%
#   Wakachiku Construction Co., Ltd.                           64,000     81,075             0.0%
    Wakita & Co., Ltd.                                         20,400    160,552             0.0%
    Warabeya Nichiyo Co., Ltd.                                  7,500    146,411             0.0%
#*  WATAMI Co., Ltd.                                            8,100     56,856             0.0%
    WDB Holdings Co., Ltd.                                      1,900     20,215             0.0%
    Weathernews, Inc.                                           1,700     54,711             0.0%
#   Welcia Holdings Co., Ltd.                                   3,800    187,284             0.0%
#   West Holdings Corp.                                        15,900     93,268             0.0%
    WIN-Partners Co., Ltd.                                      1,000     14,086             0.0%
    Wood One Co., Ltd.                                          6,000     12,375             0.0%
    World Holdings Co., Ltd.                                    3,200     45,806             0.0%
    Wowow, Inc.                                                 4,400    120,387             0.0%
    Xebio Holdings Co., Ltd.                                   16,900    302,374             0.0%
    Yachiyo Industry Co., Ltd.                                  2,700     24,337             0.0%
    Yahagi Construction Co., Ltd.                              18,600    159,992             0.0%
#   Yaizu Suisankagaku Industry Co., Ltd.                       1,400     11,422             0.0%
    Yakult Honsha Co., Ltd.                                     1,700     90,001             0.0%
    YAMABIKO Corp.                                             16,000    147,244             0.0%
#   Yamada Denki Co., Ltd.                                    245,200  1,103,067             0.1%
#   Yamagata Bank, Ltd. (The)                                  86,000    334,254             0.0%
#   Yamaguchi Financial Group, Inc.                            67,000    824,072             0.1%
    Yamaha Corp.                                               22,700    563,386             0.1%
    Yamaha Motor Co., Ltd.                                     18,400    412,573             0.0%
    Yamaichi Electronics Co., Ltd.                             10,500     92,971             0.0%
    Yamanashi Chuo Bank, Ltd. (The)                            90,000    421,864             0.0%
    Yamatane Corp.                                             68,000    103,611             0.0%
    Yamato Holdings Co., Ltd.                                  12,700    249,991             0.0%
    Yamato Kogyo Co., Ltd.                                     22,600    601,999             0.1%
    Yamaya Corp.                                                2,600     53,886             0.0%
    Yamazaki Baking Co., Ltd.                                  23,000    442,947             0.0%
    Yamazen Corp.                                              20,000    178,606             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES    VALUE++    OF NET ASSETS**
                                                              ------- ------------ ---------------
JAPAN -- (Continued)
    Yaoko Co., Ltd.                                             5,400 $    217,499             0.0%
    Yashima Denki Co., Ltd.                                     2,000        9,643             0.0%
#   Yaskawa Electric Corp.                                     31,800      377,208             0.0%
    Yasuda Logistics Corp.                                      8,900       70,843             0.0%
    Yellow Hat, Ltd.                                            9,300      204,599             0.0%
    Yokogawa Bridge Holdings Corp.                             18,500      171,494             0.0%
    Yokogawa Electric Corp.                                    26,400      294,896             0.0%
#   Yokohama Reito Co., Ltd.                                   26,500      211,346             0.0%
    Yokohama Rubber Co., Ltd. (The)                            25,999      499,795             0.1%
    Yokowo Co., Ltd.                                            5,600       30,552             0.0%
    Yomiuri Land Co., Ltd.                                     25,000       86,167             0.0%
    Yondenko Corp.                                              8,000       29,066             0.0%
    Yondoshi Holdings, Inc.                                     6,600      139,725             0.0%
#   Yonekyu Corp.                                               3,400       62,342             0.0%
#   Yonex Co., Ltd.                                             4,900      124,211             0.0%
    Yorozu Corp.                                               10,100      215,851             0.0%
#   Yoshinoya Holdings Co., Ltd.                               27,600      340,054             0.0%
    Yuasa Funashoku Co., Ltd.                                   4,000       11,077             0.0%
    Yuasa Trading Co., Ltd.                                     7,100      165,502             0.0%
    Yuken Kogyo Co., Ltd.                                      13,000       25,225             0.0%
#   Yumeshin Holdings Co., Ltd.                                15,200       87,923             0.0%
    Yurtec Corp.                                               22,000      211,088             0.0%
    Yusen Logistics Co., Ltd.                                  11,800      137,673             0.0%
    Yushiro Chemical Industry Co., Ltd.                         6,300       72,874             0.0%
    Yutaka Giken Co., Ltd.                                        600       12,417             0.0%
    Zappallas, Inc.                                             5,000       20,198             0.0%
    Zenrin Co., Ltd.                                           11,600      168,952             0.0%
    Zensho Holdings Co., Ltd.                                  31,700      298,685             0.0%
    Zeon Corp.                                                 57,000      465,221             0.1%
    ZERIA Pharmaceutical Co., Ltd.                              6,000       89,372             0.0%
    Zojirushi Corp.                                             5,000       71,203             0.0%
#   Zuiko Corp.                                                 1,900       71,540             0.0%
                                                                      ------------            ----
TOTAL JAPAN                                                            381,549,919            23.9%
                                                                      ------------            ----
NETHERLANDS -- (2.3%)
    Aalberts Industries NV                                     55,713    1,806,234             0.1%
    Accell Group                                                8,953      186,582             0.0%
    Aegon NV(5927375)                                         269,893    1,656,189             0.1%
    Aegon NV(007924103)                                         8,380       51,538             0.0%
*   AFC Ajax NV                                                    70          655             0.0%
    Akzo Nobel NV                                              21,422    1,515,186             0.1%
*   Altice NV Class A                                           2,923       50,625             0.0%
    AMG Advanced Metallurgical Group NV                        19,123      157,407             0.0%
    Amsterdam Commodities NV                                    6,494      163,417             0.0%
#*  APERAM SA                                                  32,876    1,012,263             0.1%
    Arcadis NV                                                 36,481      919,662             0.1%
    ArcelorMittal(B03XPL1)                                     45,105      251,878             0.0%
#   ArcelorMittal(B295F26)                                    144,651      811,492             0.1%
    ASM International NV                                       26,926    1,027,155             0.1%
    ASML Holding NV                                             8,114      752,867             0.0%
*   Ballast Nedam NV                                              796          256             0.0%
    BE Semiconductor Industries NV                             25,635      553,336             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
NETHERLANDS -- (Continued)
    Beter Bed Holding NV                                        5,711 $   136,611             0.0%
    BinckBank NV                                               28,938     254,550             0.0%
    Brunel International NV                                    11,283     211,618             0.0%
    Corbion NV                                                 40,475     993,860             0.1%
    Delta Lloyd NV                                             99,056     780,564             0.1%
    DOCdata NV                                                  1,407      34,109             0.0%
#*  Fugro NV                                                   57,948   1,099,595             0.1%
    Gemalto NV                                                 11,664     730,276             0.0%
#*  Heijmans NV                                                14,443     121,453             0.0%
    Heineken NV                                                 6,899     628,380             0.0%
    Hunter Douglas NV                                             297      12,315             0.0%
    IMCD Group NV                                                 525      19,608             0.0%
    ING Groep NV                                              176,818   2,582,787             0.2%
    ING Groep NV Sponsored ADR                                 60,775     879,414             0.1%
    KAS Bank NV                                                10,033     118,410             0.0%
    Kendrion NV                                                 8,458     203,906             0.0%
    Koninklijke Ahold NV                                       77,002   1,566,431             0.1%
*   Koninklijke BAM Groep NV                                  125,326     690,238             0.0%
    Koninklijke Boskalis Westminster NV                        20,860   1,012,433             0.1%
    Koninklijke DSM NV                                         37,756   2,012,680             0.1%
    Koninklijke KPN NV                                        296,141   1,085,120             0.1%
    Koninklijke Philips NV(500472303)                          45,594   1,228,302             0.1%
    Koninklijke Philips NV(5986622)                            24,247     653,669             0.0%
    Koninklijke Ten Cate NV                                    14,630     395,756             0.0%
    Koninklijke Vopak NV                                       11,260     452,320             0.0%
*   Macintosh Retail Group NV                                   5,853       4,377             0.0%
    Mota-Engil Africa NV                                        1,982      13,062             0.0%
    Nederland Apparatenfabriek                                    853      28,147             0.0%
    NN Group NV                                                 8,133     254,830             0.0%
*   Ordina NV                                                  64,198      77,087             0.0%
*   PostNL NV                                                 130,194     536,363             0.0%
    Randstad Holding NV                                        20,790   1,239,838             0.1%
    RELX NV                                                    68,627   1,170,556             0.1%
#*  SBM Offshore NV                                           115,512   1,578,157             0.1%
    Sligro Food Group NV                                       11,156     409,577             0.0%
#*  SNS Reaal NV                                               28,066          --             0.0%
*   Telegraaf Media Groep NV                                    7,861      35,218             0.0%
    TKH Group NV                                               23,502     889,330             0.1%
    TNT Express NV                                            153,743   1,291,906             0.1%
*   TomTom NV                                                  72,672     788,092             0.1%
    USG People NV                                              41,390     657,867             0.0%
    Van Lanschot NV                                               664      15,712             0.0%
    Wessanen                                                   34,146     366,773             0.0%
    Wolters Kluwer NV                                          46,471   1,570,594             0.1%
                                                                      -----------             ---
TOTAL NETHERLANDS                                                      39,748,633             2.5%
                                                                      -----------             ---
NEW ZEALAND -- (0.5%)
*   a2 Milk Co., Ltd.                                          60,764      31,208             0.0%
    Air New Zealand, Ltd.                                     280,590     551,932             0.1%
    Auckland International Airport, Ltd.                      200,322     711,866             0.1%
#*  Chorus, Ltd.                                               93,261     179,305             0.0%
*   Chorus, Ltd. ADR                                              462       4,405             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
NEW ZEALAND -- (Continued)
    Contact Energy, Ltd.                                      173,640 $  609,469             0.1%
*   Diligent Corp.                                              6,274     25,329             0.0%
    Ebos Group, Ltd.                                           14,860    137,156             0.0%
    Fisher & Paykel Healthcare Corp., Ltd.                     50,364    265,019             0.0%
    Fletcher Building, Ltd.(6341606)                           66,017    332,504             0.0%
    Fletcher Building, Ltd.(6341617)                            3,803     19,012             0.0%
    Freightways, Ltd.                                          50,209    199,877             0.0%
    Genesis Energy, Ltd.                                       84,844    107,084             0.0%
    Hallenstein Glasson Holdings, Ltd.                          5,478     13,880             0.0%
    Heartland New Zealand, Ltd.                               106,802     90,265             0.0%
    Infratil, Ltd.                                            116,980    245,691             0.0%
    Kathmandu Holdings, Ltd.                                   26,036     27,630             0.0%
    Mainfreight, Ltd.                                          35,327    370,583             0.0%
    Metlifecare, Ltd.                                          71,028    214,367             0.0%
    Mighty River Power, Ltd.                                   11,364     21,523             0.0%
    New Zealand Oil & Gas, Ltd.                                53,150     15,627             0.0%
    New Zealand Refining Co., Ltd. (The)                       20,346     47,396             0.0%
    Nuplex Industries, Ltd.                                    90,018    259,339             0.0%
    NZX, Ltd.                                                  45,203     29,340             0.0%
    PGG Wrightson, Ltd.                                        41,016     11,506             0.0%
*   Pike River Coal, Ltd.                                      12,312         --             0.0%
#   Port of Tauranga, Ltd.                                     13,291    161,918             0.0%
#   Restaurant Brands New Zealand, Ltd.                        20,431     59,180             0.0%
    Ryman Healthcare, Ltd.                                     38,622    206,069             0.0%
    Skellerup Holdings, Ltd.                                   52,697     54,558             0.0%
#   SKY Network Television, Ltd.                              150,245    461,262             0.0%
    SKYCITY Entertainment Group, Ltd.                         220,125    597,135             0.1%
    Spark New Zealand, Ltd.                                   279,156    633,188             0.1%
    Summerset Group Holdings, Ltd.                             59,440    158,045             0.0%
    Tower, Ltd.                                                64,178     90,822             0.0%
    Trade Me Group, Ltd.                                      130,753    324,166             0.0%
    TrustPower, Ltd.                                            8,621     45,540             0.0%
    Vector, Ltd.                                               33,846     75,669             0.0%
#   Warehouse Group, Ltd. (The)                                50,707     93,669             0.0%
*   Xero, Ltd.                                                 11,098    120,334             0.0%
    Z Energy, Ltd.                                             13,511     61,297             0.0%
                                                                      ----------             ---
TOTAL NEW ZEALAND                                                      7,664,165             0.5%
                                                                      ----------             ---
NORWAY -- (0.8%)
#   ABG Sundal Collier Holding ASA                            168,462    126,880             0.0%
    AF Gruppen ASA                                              1,183     17,505             0.0%
#*  Akastor ASA                                                18,972     24,751             0.0%
#   Aker ASA Class A                                           11,684    230,123             0.0%
    Aker Solutions ASA                                         11,359     45,624             0.0%
#   American Shipping ASA                                      26,041    109,955             0.0%
*   Archer                                                     14,492     17,431             0.0%
    Atea ASA                                                   24,699    229,631             0.0%
    Austevoll Seafood ASA                                      75,955    467,114             0.0%
    Bakkafrost P/F                                             14,734    473,262             0.1%
    Bonheur ASA                                                 5,168     34,970             0.0%
    BW Offshore, Ltd.                                         193,828     80,812             0.0%
    Deep Sea Supply P.L.C.                                     74,823     15,823             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
NORWAY -- (Continued)
*   Det Norske Oljeselskap ASA                                   34,534 $  213,767             0.0%
    DNB ASA                                                      46,929    597,498             0.1%
#*  DNO ASA                                                      82,820     83,690             0.0%
*   DOF ASA                                                      11,186      7,073             0.0%
    Ekornes ASA                                                   5,411     57,544             0.0%
    Farstad Shipping ASA                                          4,288      6,006             0.0%
*   Fred Olsen Energy ASA                                        17,047     79,668             0.0%
#*  Frontline, Ltd.                                              55,675    173,966             0.0%
    Ganger Rolf ASA                                               2,279     14,354             0.0%
    Gjensidige Forsikring ASA                                    10,181    155,006             0.0%
    Golar LNG, Ltd.                                               3,400     98,634             0.0%
    Grieg Seafood ASA                                             7,041     25,150             0.0%
#   Hexagon Composites ASA                                       31,640     48,768             0.0%
#   Hoegh LNG Holdings, Ltd.                                      6,093     73,268             0.0%
*   Kongsberg Automotive ASA                                    310,793    179,652             0.0%
    Kongsberg Gruppen ASA                                         4,995     78,419             0.0%
    Kvaerner ASA                                                106,500     67,104             0.0%
    Leroy Seafood Group ASA                                       6,817    239,114             0.0%
    Marine Harvest ASA                                           26,487    355,512             0.0%
#*  Nordic Semiconductor ASA                                     40,223    193,312             0.0%
    Norsk Hydro ASA                                             230,740    826,460             0.1%
*   Norske Skogindustrier ASA                                   103,385     27,871             0.0%
#*  Norwegian Air Shuttle ASA                                     5,505    202,293             0.0%
#*  Odfjell SE Class A                                            5,645     17,916             0.0%
#   Opera Software ASA                                           22,517    140,684             0.0%
    Orkla ASA                                                    38,727    329,570             0.0%
#   Petroleum Geo-Services ASA                                  129,235    540,751             0.1%
    Prosafe SE                                                   75,309    208,887             0.0%
*   Q-Free ASA                                                    3,734      4,328             0.0%
#*  REC Silicon ASA                                           1,225,076    220,201             0.0%
    Salmar ASA                                                   11,015    180,211             0.0%
    Schibsted ASA Class A                                         1,854     62,213             0.0%
*   Schibsted ASA Class B                                         2,692     84,101             0.0%
#   Seadrill, Ltd.                                              111,291    720,053             0.1%
#*  Sevan Marine ASA                                             11,522     21,565             0.0%
*   Siem Offshore, Inc.                                          39,709      8,389             0.0%
    Solstad Offshore ASA                                          2,300      7,021             0.0%
*   Songa Offshore                                              199,550     28,150             0.0%
    SpareBank 1 SMN                                              21,095    132,265             0.0%
    SpareBank 1 SR-Bank ASA                                      54,999    262,722             0.0%
    Statoil ASA                                                 107,111  1,731,370             0.1%
#   Statoil ASA Sponsored ADR                                     7,272    117,516             0.0%
    Stolt-Nielsen, Ltd.                                          13,080    176,739             0.0%
*   Storebrand ASA                                              180,989    631,530             0.1%
*   Subsea 7 SA                                                  86,645    679,582             0.1%
    TGS Nopec Geophysical Co. ASA                                24,176    479,358             0.1%
    Tomra Systems ASA                                            35,644    380,283             0.0%
    Veidekke ASA                                                 20,561    261,190             0.0%
    Wilh Wilhelmsen ASA                                          28,367    123,016             0.0%
    Wilh Wilhelmsen Holding ASA Class A                           6,629    133,058             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                              ---------- ----------- ---------------
NORWAY -- (Continued)
    Yara International ASA                                         6,974 $   316,801             0.0%
                                                                         -----------             ---
TOTAL NORWAY                                                              13,677,480             0.9%
                                                                         -----------             ---
PORTUGAL -- (0.3%)
    Altri SGPS SA                                                 51,633     244,147             0.0%
*   Banco BPI SA                                                 148,057     179,604             0.0%
#*  Banco Comercial Portugues SA Class R                      12,304,197     705,308             0.0%
*   Banco Espirito Santo SA                                      712,067          --             0.0%
    CTT-Correios de Portugal SA                                    9,066     102,977             0.0%
    EDP Renovaveis SA                                            101,392     735,578             0.1%
    Galp Energia SGPS SA                                          78,751     850,114             0.1%
    Jeronimo Martins SGPS SA                                      12,685     178,056             0.0%
#   Mota-Engil SGPS SA                                            34,788      87,019             0.0%
    NOS SGPS SA                                                   46,514     386,002             0.0%
    Portucel SA                                                  192,471     783,581             0.1%
    REN - Redes Energeticas Nacionais SGPS SA                     57,026     173,780             0.0%
*   Sonae Capital SGPS SA                                         41,822      19,393             0.0%
*   Sonae Industria SGPS SA                                    1,317,214      13,155             0.0%
    Sonae SGPS SA                                                436,674     521,736             0.0%
    Teixeira Duarte SA                                            31,098      15,530             0.0%
                                                                         -----------             ---
TOTAL PORTUGAL                                                             4,995,980             0.3%
                                                                         -----------             ---
SINGAPORE -- (1.3%)
*   Abterra, Ltd.                                                 40,000      10,737             0.0%
    Amara Holdings, Ltd.                                          90,000      29,241             0.0%
    ASL Marine Holdings, Ltd.                                     74,200      19,193             0.0%
*   Ausgroup, Ltd.                                               435,061      47,648             0.0%
    Banyan Tree Holdings, Ltd.                                    84,000      29,986             0.0%
#*  Biosensors International Group, Ltd.                         761,500     369,634             0.0%
    Bonvests Holdings, Ltd.                                       30,000      26,659             0.0%
*   Boustead Projects, Ltd.                                       26,174      15,780             0.0%
    Boustead Singapore, Ltd.                                     132,149      90,339             0.0%
    Breadtalk Group, Ltd.                                         64,000      54,211             0.0%
    Bukit Sembawang Estates, Ltd.                                 29,000      97,621             0.0%
*   Bund Center Investment, Ltd.                                  88,000      11,571             0.0%
    CapitaLand, Ltd.                                             381,301     841,116             0.1%
    Centurion Corp., Ltd.                                        167,400      50,019             0.0%
    China Aviation Oil Singapore Corp., Ltd.                      82,100      42,124             0.0%
    China Merchants Holdings Pacific, Ltd.                       252,945     172,265             0.0%
    Chip Eng Seng Corp., Ltd.                                    245,000     119,780             0.0%
    City Developments, Ltd.                                       54,200     306,735             0.0%
#   Civmec, Ltd.                                                 140,800      41,029             0.0%
    ComfortDelGro Corp., Ltd.                                     91,000     196,889             0.0%
#   Cosco Corp. Singapore, Ltd.                                  674,200     180,473             0.0%
    CSE Global, Ltd.                                             336,000     118,602             0.0%
#   CWT, Ltd.                                                    163,000     232,684             0.0%
    Dairy Farm International Holdings, Ltd.                        3,800      25,019             0.0%
    DBS Group Holdings, Ltd.                                      93,033   1,143,845             0.1%
*   Del Monte Pacific, Ltd.                                      222,059      47,391             0.0%
*   Delong Holdings, Ltd.                                         33,000       2,437             0.0%
    Dyna-Mac Holdings, Ltd.                                      230,000      31,818             0.0%
    Elec & Eltek International Co., Ltd.                          14,000      10,929             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                               SHARES   VALUE++  OF NET ASSETS**
                                                              --------- -------- ---------------
SINGAPORE -- (Continued)
    Eu Yan Sang International, Ltd.                              20,000 $  6,407             0.0%
#   Ezion Holdings, Ltd.                                      1,050,880  523,233             0.1%
*   Ezra Holdings, Ltd.                                       1,882,853  163,854             0.0%
    Falcon Energy Group, Ltd.                                   203,000   34,804             0.0%
    Far East Orchard, Ltd.                                       55,984   60,081             0.0%
#   First Resources, Ltd.                                       145,900  195,443             0.0%
    FJ Benjamin Holdings, Ltd.                                   75,000    5,119             0.0%
    Fragrance Group, Ltd.                                       222,000   30,418             0.0%
    Frasers Centrepoint, Ltd.                                    95,200  110,700             0.0%
*   Gallant Venture, Ltd.                                       254,500   41,653             0.0%
    Genting Singapore P.L.C.                                    257,100  148,931             0.0%
#*  Geo Energy Resources, Ltd.                                  196,000   20,118             0.0%
    Global Premium Hotels, Ltd.                                   9,279    1,916             0.0%
*   GMG Global, Ltd.                                            128,500   35,260             0.0%
    Golden Agri-Resources, Ltd.                               2,738,600  760,023             0.1%
    Great Eastern Holdings, Ltd.                                  3,000   45,681             0.0%
#   GuocoLand, Ltd.                                              65,333   86,723             0.0%
    GuocoLeisure, Ltd.                                          109,000   69,490             0.0%
*   HG Metal Manufacturing, Ltd.                                123,000    3,774             0.0%
    Hi-P International, Ltd.                                     76,000   28,213             0.0%
    Hiap Hoe, Ltd.                                               39,000   19,520             0.0%
#   Ho Bee Land, Ltd.                                           148,100  208,067             0.0%
    Hong Fok Corp., Ltd.                                        144,800   74,438             0.0%
    Hong Leong Asia, Ltd.                                        49,000   29,890             0.0%
    Hotel Grand Central, Ltd.                                     6,335    5,780             0.0%
    Hour Glass, Ltd. (The)                                      108,000   56,652             0.0%
*   HTL International Holdings, Ltd.                             41,000   10,548             0.0%
    Hutchison Port Holdings Trust                             1,567,800  868,335             0.1%
    Hwa Hong Corp., Ltd.                                         21,000    4,884             0.0%
#   Hyflux, Ltd.                                                236,800  114,529             0.0%
#   Indofood Agri Resources, Ltd.                               289,000  117,283             0.0%
*   InnoTek, Ltd.                                                37,000    4,603             0.0%
    Innovalues, Ltd.                                             77,200   42,929             0.0%
    Interplex Holdings, Ltd.                                     51,000   25,682             0.0%
*   Interra Resources, Ltd.                                     125,000    9,655             0.0%
    IPC Corp., Ltd.                                              23,800   23,042             0.0%
    Jardine Cycle & Carriage, Ltd.                                6,644  153,827             0.0%
    K1 Ventures, Ltd.                                           393,000   56,137             0.0%
    Keppel Corp., Ltd.                                           66,200  333,231             0.0%
    Keppel Infrastructure Trust                                 140,862   52,228             0.0%
    Keppel Telecommunications & Transportation, Ltd.             37,500   38,764             0.0%
    Koh Brothers Group, Ltd.                                    175,000   38,151             0.0%
    KSH Holdings, Ltd.                                           51,000   21,942             0.0%
*   Li Heng Chemical Fibre Technologies, Ltd.                    23,000    8,500             0.0%
    Lian Beng Group, Ltd.                                       252,000   95,054             0.0%
*   Linc Energy, Ltd.                                           146,083   16,763             0.0%
    Low Keng Huat Singapore, Ltd.                                78,000   34,756             0.0%
    M1, Ltd.                                                     85,600  173,318             0.0%
    Mandarin Oriental International, Ltd.                         6,600   10,087             0.0%
*   Marco Polo Marine, Ltd.                                      39,000    5,936             0.0%
    Mermaid Maritime PCL                                        262,000   32,877             0.0%
#   Midas Holdings, Ltd.                                        952,800  213,083             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                               SHARES   VALUE++  OF NET ASSETS**
                                                              --------- -------- ---------------
SINGAPORE -- (Continued)
#   Nam Cheong, Ltd.                                            600,000 $ 71,672             0.0%
#*  Neptune Orient Lines, Ltd.                                  496,250  351,494             0.0%
    Nera Telecommunications, Ltd.                                43,000   19,467             0.0%
#   Noble Group, Ltd.                                         2,238,200  803,602             0.1%
*   OKH Global, Ltd.                                                300      139             0.0%
    Olam International, Ltd.                                    142,200  202,446             0.0%
#   OSIM International, Ltd.                                    105,600  102,391             0.0%
*   Otto Marine, Ltd.                                            34,650    9,291             0.0%
*   OUE Hospitality Trust                                             1       --             0.0%
    OUE, Ltd.                                                   165,200  211,125             0.0%
#   Oversea-Chinese Banking Corp., Ltd.                         125,487  806,612             0.1%
    Overseas Education, Ltd.                                     31,900   14,629             0.0%
#   Oxley Holdings, Ltd.                                        118,000   35,236             0.0%
    Pacific Radiance, Ltd.                                      183,900   49,761             0.0%
    Pan-United Corp., Ltd.                                       47,000   22,691             0.0%
    Penguin International, Ltd.                                 305,400   32,606             0.0%
    Petra Foods, Ltd.                                            22,300   38,496             0.0%
    Q&M Dental Group Singapore, Ltd.                             17,500    9,780             0.0%
    QAF, Ltd.                                                    97,253   72,430             0.0%
#   Raffles Education Corp., Ltd.                               497,420  102,971             0.0%
    Raffles Medical Group, Ltd.                                  68,057  208,781             0.0%
    Religare Health Trust                                        47,400   33,609             0.0%
    Riverstone Holdings, Ltd.                                    19,800   28,115             0.0%
    Rotary Engineering, Ltd.                                    130,000   36,634             0.0%
    SATS, Ltd.                                                  112,080  302,907             0.0%
    SembCorp Industries, Ltd.                                   233,400  594,740             0.1%
#   SembCorp Marine, Ltd.                                       127,800  212,661             0.0%
    Sheng Siong Group, Ltd.                                     248,200  150,240             0.0%
    SHS Holdings, Ltd.                                          195,000   35,487             0.0%
*   SIIC Environment Holdings, Ltd.                              18,460   11,171             0.0%
    Sim Lian Group, Ltd.                                         51,000   33,143             0.0%
#   Sinarmas Land, Ltd.                                         570,000  194,730             0.0%
    Sing Investments & Finance, Ltd.                             13,500   11,917             0.0%
    Singapore Airlines, Ltd.                                    118,600  912,418             0.1%
    Singapore Exchange, Ltd.                                     44,400  233,605             0.0%
    Singapore Post, Ltd.                                        254,100  342,995             0.0%
    Singapore Press Holdings, Ltd.                               58,000  164,952             0.0%
    Singapore Technologies Engineering, Ltd.                     65,800  155,089             0.0%
    Singapore Telecommunications, Ltd.                          108,200  307,423             0.0%
#*  Sino Grandness Food Industry Group, Ltd.                    216,600   53,724             0.0%
#   SMRT Corp., Ltd.                                            106,000  110,293             0.0%
    Stamford Land Corp., Ltd.                                   217,000   79,859             0.0%
    StarHub, Ltd.                                                37,300   95,686             0.0%
    Sunningdale Tech, Ltd.                                      103,800   62,875             0.0%
*   SunVic Chemical Holdings, Ltd.                              184,600   30,822             0.0%
    Super Group, Ltd.                                           218,300  139,834             0.0%
#*  Swiber Holdings, Ltd.                                       189,500   35,022             0.0%
    Swissco Holdings, Ltd.                                      196,500   36,216             0.0%
    Tat Hong Holdings, Ltd.                                     172,000   68,566             0.0%
    Tiong Woon Corp. Holding, Ltd.                              136,000   19,829             0.0%
    Tuan Sing Holdings, Ltd.                                    183,531   44,472             0.0%
    UMS Holdings, Ltd.                                          207,250   74,546             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
SINGAPORE -- (Continued)
    United Engineers, Ltd.                                      260,200 $   368,460             0.0%
#   United Industrial Corp., Ltd.                               105,280     231,291             0.0%
    United Overseas Bank, Ltd.                                   70,363   1,021,725             0.1%
    UOB-Kay Hian Holdings, Ltd.                                 112,387     115,536             0.0%
    UOL Group, Ltd.                                             128,187     598,218             0.1%
    UPP Holdings, Ltd.                                          134,000      17,597             0.0%
    Valuetronics Holdings, Ltd.                                 113,000      34,106             0.0%
#*  Vard Holdings, Ltd.                                         399,000     107,925             0.0%
    Venture Corp., Ltd.                                         126,100     743,133             0.1%
    Vibrant Group, Ltd.                                         155,703      40,480             0.0%
    Wee Hur Holdings, Ltd.                                      112,000      23,599             0.0%
    Wheelock Properties Singapore, Ltd.                          10,000      10,870             0.0%
    Wilmar International, Ltd.                                  135,600     302,167             0.0%
    Wing Tai Holdings, Ltd.                                     307,068     382,122             0.1%
    Yeo Hiap Seng, Ltd.                                          10,160       9,767             0.0%
*   Yongnam Holdings, Ltd.                                      149,000      41,400             0.0%
    Zhongmin Baihui Retail Group, Ltd.                            7,900      10,038             0.0%
                                                                        -----------             ---
TOTAL SINGAPORE                                                          21,475,741             1.3%
                                                                        -----------             ---
SPAIN -- (2.3%)
#   Abengoa SA Class A                                            9,660      11,481             0.0%
#   Abengoa SA Class B                                          142,657     138,164             0.0%
    Abertis Infraestructuras SA                                  21,978     364,962             0.0%
    Acciona SA                                                   12,398   1,040,063             0.1%
    Acerinox SA                                                  40,938     442,308             0.0%
    ACS Actividades de Construccion y Servicios SA               14,194     481,578             0.0%
    Adveo Group International SA                                  8,421      48,131             0.0%
    Almirall SA                                                  23,967     461,325             0.0%
    Amadeus IT Holding SA Class A                                26,130   1,111,480             0.1%
    Atresmedia Corp de Medios de Comunicacion SA                 24,791     317,496             0.0%
    Banco Bilbao Vizcaya Argentaria SA                          159,111   1,368,929             0.1%
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR             36,815     317,345             0.0%
    Banco Bilbao Vizcaya Argentaria, SA                           1,729      14,906             0.0%
    Banco de Sabadell SA                                      1,003,435   1,935,929             0.1%
    Banco Popular Espanol SA                                    537,023   2,041,811             0.1%
    Banco Santander SA                                          748,089   4,178,973             0.3%
    Banco Santander SA Sponsored ADR                             62,502     346,263             0.0%
    Bankia SA                                                   532,742     684,630             0.1%
    Bankinter SA                                                 98,471     712,158             0.1%
*   Baron de Ley                                                    844      86,180             0.0%
#   Bolsas y Mercados Espanoles SHMSF SA                         26,757     959,984             0.1%
    CaixaBank SA                                                311,556   1,193,306             0.1%
#*  Caja de Ahorros del Mediterraneo                              8,736          --             0.0%
#*  Cementos Portland Valderrivas SA                              8,539      47,926             0.0%
    Cia de Distribucion Integral Logista Holdings SA              2,701      53,915             0.0%
    Cie Automotive SA                                            16,423     263,024             0.0%
    Construcciones y Auxiliar de Ferrocarriles SA                   728     203,219             0.0%
    Distribuidora Internacional de Alimentacion SA              107,687     684,199             0.1%
    Duro Felguera SA                                             21,132      49,643             0.0%
    Ebro Foods SA                                                19,601     371,262             0.0%
    Elecnor SA                                                    6,222      55,017             0.0%
    Enagas SA                                                    34,812   1,052,654             0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
SPAIN -- (Continued)
    Ence Energia y Celulosa SA                                 43,416 $   151,751             0.0%
    Endesa SA                                                  13,561     301,531             0.0%
*   Ercros SA                                                  29,067      26,036             0.0%
    Faes Farma SA                                              55,477     149,066             0.0%
    Ferrovial SA                                               16,390     413,477             0.0%
    Fluidra SA                                                  6,648      23,331             0.0%
*   Fomento de Construcciones y Contratas SA                   28,925     220,201             0.0%
    Gamesa Corp. Tecnologica SA                                83,465   1,317,357             0.1%
    Gas Natural SDG SA                                         28,774     622,434             0.1%
    Grifols SA                                                  6,558     303,734             0.0%
    Grupo Catalana Occidente SA                                11,445     354,867             0.0%
#*  Grupo Ezentis SA                                           87,009      57,116             0.0%
    Iberdrola SA                                              577,821   4,120,522             0.3%
    Iberpapel Gestion SA                                        2,459      44,662             0.0%
#*  Indra Sistemas SA                                          33,977     363,500             0.0%
*   Inmobiliaria Colonial SA                                  139,567     103,217             0.0%
    Laboratorios Farmaceuticos Rovi SA                          1,703      25,635             0.0%
*   Liberbank SA                                              459,170     283,972             0.0%
    Mapfre SA                                                 387,849   1,150,656             0.1%
    Mediaset Espana Comunicacion SA                            49,694     602,963             0.1%
    Melia Hotels International SA                              13,052     188,471             0.0%
    Miquel y Costas & Miquel SA                                 2,868     102,472             0.0%
*   NH Hotel Group SA                                          52,893     323,276             0.0%
#   Obrascon Huarte Lain SA(5379749)                           24,112     192,852             0.0%
    Obrascon Huarte Lain SA(BZBWTC4)                           21,264     170,555             0.0%
    Papeles y Cartones de Europa SA                            25,639     145,449             0.0%
*   Pescanova SA                                                4,776          --             0.0%
*   Promotora de Informaciones SA Class A                      12,695      70,406             0.0%
    Prosegur Cia de Seguridad SA                               77,616     345,342             0.0%
#*  Quabit Inmobiliaria SA                                    284,686      26,190             0.0%
*   Realia Business SA                                         14,616      11,488             0.0%
    Red Electrica Corp. SA                                      7,038     619,590             0.1%
    Repsol SA                                                 146,127   1,839,501             0.1%
    Repsol SA Sponsored ADR                                     9,539     119,524             0.0%
#   Sacyr SA                                                  131,688     331,322             0.0%
#*  Solaria Energia y Medio Ambiente SA                         8,257       7,012             0.0%
    Tecnicas Reunidas SA                                       11,631     518,009             0.0%
*   Telecomunicaciones y Energia                               12,308      15,015             0.0%
    Telefonica SA                                              76,699   1,011,919             0.1%
    Telefonica SA Sponsored ADR                                 4,389      57,803             0.0%
#   Tubacex SA                                                 44,867      96,187             0.0%
    Tubos Reunidos SA                                          29,237      30,670             0.0%
    Vidrala SA                                                  6,879     325,531             0.0%
    Viscofan SA                                                12,366     721,248             0.1%
*   Vocento SA                                                  6,613      12,476             0.0%
    Zardoya Otis SA                                            41,231     506,975             0.0%
*   Zeltia SA                                                  60,251     267,314             0.0%
                                                                      -----------             ---
TOTAL SPAIN                                                            39,730,886             2.5%
                                                                      -----------             ---
SWEDEN -- (2.9%)
    AAK AB                                                      7,647     550,608             0.0%
    Acando AB                                                  84,854     138,348             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
SWEDEN -- (Continued)
    AddTech AB Class B                                         12,687 $  179,843             0.0%
    AF AB Class B                                              27,148    401,473             0.0%
    Alfa Laval AB                                               9,466    166,070             0.0%
*   Arise AB                                                    1,403      2,756             0.0%
    Assa Abloy AB Class B                                      44,223    879,732             0.1%
    Atrium Ljungberg AB Class B                                 6,004     93,107             0.0%
    Avanza Bank Holding AB                                      7,719    305,289             0.0%
    Axfood AB                                                  19,709    355,670             0.0%
    B&B Tools AB Class B                                       10,741    140,199             0.0%
    Beijer Alma AB                                              9,601    222,494             0.0%
    Beijer Electronics AB                                         728      4,481             0.0%
    Beijer Ref AB Class B                                       5,568    123,743             0.0%
    Betsson AB                                                 29,823    485,034             0.0%
    Bilia AB Class A                                           22,177    464,837             0.0%
    BillerudKorsnas AB                                         69,289  1,253,946             0.1%
    BioGaia AB Class B                                          3,923    127,303             0.0%
    Biotage AB                                                 10,917     24,752             0.0%
#   Bjorn Borg AB                                               8,838     29,797             0.0%
    Boliden AB                                                138,544  2,652,614             0.2%
    Bure Equity AB                                             24,651    159,886             0.0%
    Byggmax Group AB                                           40,307    327,327             0.0%
    Castellum AB                                               32,297    483,405             0.0%
    Cavotec SA                                                  1,266      3,944             0.0%
    Clas Ohlson AB Class B                                     16,389    248,980             0.0%
*   Cloetta AB Class B                                         72,331    215,533             0.0%
    Concentric AB                                              20,402    236,012             0.0%
#*  Concordia Maritime AB Class B                              17,237     36,262             0.0%
    Dios Fastigheter AB                                        11,134     81,701             0.0%
*   Doro AB                                                    11,575     67,754             0.0%
    Duni AB                                                    17,010    258,101             0.0%
    Electrolux AB Series B                                     23,576    693,615             0.1%
    Elekta AB Class B                                          13,870    107,318             0.0%
    Enea AB                                                     2,950     28,239             0.0%
#*  Eniro AB                                                  214,472     32,734             0.0%
    Fabege AB                                                  27,604    438,539             0.0%
*   Fastighets AB Balder                                        5,442    109,627             0.0%
    FinnvedenBulten AB                                         12,258    120,680             0.0%
    Getinge AB Class B                                         14,356    358,780             0.0%
    Gunnebo AB                                                 21,301     98,648             0.0%
    Haldex AB                                                  25,076    242,018             0.0%
    Hemfosa Fastigheter AB                                     12,317    133,562             0.0%
    Hexagon AB Class B                                         15,086    523,264             0.0%
    Hexpol AB                                                  39,391    382,631             0.0%
    HIQ International AB                                       22,739    129,062             0.0%
    Holmen AB Class B                                          31,055    936,148             0.1%
    Hufvudstaden AB Class A                                     7,743    109,405             0.0%
    Husqvarna AB Class A                                       15,332    100,286             0.0%
    Husqvarna AB Class B                                      100,708    662,987             0.1%
#   ICA Gruppen AB                                             12,335    440,040             0.0%
    Industrial & Financial Systems Class B                      8,264    319,257             0.0%
#   Indutrade AB                                               10,141    482,216             0.0%
    Intrum Justitia AB                                         21,026    754,355             0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
SWEDEN -- (Continued)
    ITAB Shop Concept AB Class B                                1,303 $   37,869             0.0%
    JM AB                                                      29,802    842,309             0.1%
    KappAhl AB                                                 25,937     87,924             0.0%
#*  Karolinska Development AB Class B                           1,834      2,148             0.0%
#   Klovern AB Class B                                         86,110     89,108             0.0%
    KNOW IT AB                                                  5,593     35,577             0.0%
    Kungsleden AB                                              27,468    205,722             0.0%
    Lagercrantz Group AB Class B                               10,239     77,534             0.0%
    Lindab International AB                                    42,424    289,567             0.0%
    Loomis AB Class B                                          23,495    609,769             0.1%
*   Lundin Petroleum AB                                         7,830    113,339             0.0%
    Meda AB Class A                                            99,825  1,465,052             0.1%
*   Medivir AB Class B                                         13,312    118,305             0.0%
#   Mekonomen AB                                               11,538    273,061             0.0%
    Micronic Mydata AB                                         32,009    228,257             0.0%
    Millicom International Cellular SA                          6,190    345,071             0.0%
    Modern Times Group MTG AB Class B                          17,281    490,207             0.0%
    MQ Holding AB                                              13,911     69,394             0.0%
    NCC AB Class A                                                516     15,804             0.0%
    NCC AB Class B                                             22,594    698,777             0.1%
*   Net Insight AB Class B                                     35,533     11,206             0.0%
#   NetEnt AB                                                  11,256    639,399             0.1%
#   New Wave Group AB Class B                                  25,404    112,858             0.0%
    Nibe Industrier AB Class B                                 23,322    750,986             0.1%
    Nobia AB                                                   43,256    529,761             0.0%
    Nolato AB Class B                                          15,580    427,406             0.0%
    Nordea Bank AB                                            180,870  1,995,653             0.1%
    Nordnet AB Class B                                         39,912    141,566             0.0%
    OEM International AB Class B                                1,100     16,501             0.0%
#   Opus Group AB                                              21,544     14,063             0.0%
*   Oriflame Holding AG                                         3,042     42,147             0.0%
    Peab AB                                                    94,124    719,526             0.1%
#*  Pricer AB Class B                                         115,737    125,494             0.0%
    Proact IT Group AB                                          1,449     21,922             0.0%
#   Proffice AB Class B                                        15,374     37,129             0.0%
#*  Qliro Group AB                                             42,235     42,406             0.0%
    Ratos AB Class B                                          129,842    757,861             0.1%
*   RaySearch Laboratories AB                                   1,738     21,857             0.0%
    Rezidor Hotel Group AB                                     34,431    146,048             0.0%
    Saab AB Class B                                            24,966    703,095             0.1%
    Sagax AB Class B                                            4,644     37,047             0.0%
    Sandvik AB                                                 60,152    561,020             0.0%
#*  SAS AB                                                     92,401    178,209             0.0%
    Securitas AB Class B                                       38,142    497,970             0.0%
    Semcon AB                                                   5,805     24,883             0.0%
*   Sensys Gatso Group AB                                     103,238     65,564             0.0%
    Skandinaviska Enskilda Banken AB Class A                  114,794  1,205,437             0.1%
    Skanska AB Class B                                         30,904    603,029             0.1%
#   SKF AB Class A                                              2,752     48,343             0.0%
    SKF AB Class B                                             34,665    609,137             0.1%
    SkiStar AB                                                 13,262    192,630             0.0%
#*  SSAB AB Class A(B17H0S8)                                  100,191    361,226             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
SWEDEN -- (Continued)
#*  SSAB AB Class A(BPRBWK4)                                   19,797 $    71,762             0.0%
*   SSAB AB Class B(B17H3F6)                                   23,650      74,643             0.0%
*   SSAB AB Class B(BPRBWM6)                                   50,538     160,945             0.0%
    Svenska Cellulosa AB SCA Class A                            2,560      75,534             0.0%
    Svenska Cellulosa AB SCA Class B                          129,598   3,817,175             0.3%
    Svenska Handelsbanken AB Class A                           84,882   1,152,822             0.1%
#   Svenska Handelsbanken AB Class B                            2,754      39,782             0.0%
    Sweco AB                                                    7,375     107,909             0.0%
    Sweco AB Class B                                            7,635     111,825             0.0%
    Swedbank AB Class A                                        52,559   1,204,304             0.1%
    Swedish Match AB                                           10,042     315,677             0.0%
*   Swedish Orphan Biovitrum AB                                20,688     314,077             0.0%
    Systemair AB                                                  819      10,960             0.0%
    Tele2 AB Class B                                          119,795   1,196,345             0.1%
#   Telefonaktiebolaget LM Ericsson Class A                     4,300      39,068             0.0%
    Telefonaktiebolaget LM Ericsson Class B                   100,202     975,216             0.1%
    TeliaSonera AB                                            223,956   1,144,307             0.1%
*   Transcom Worldwide AB                                       2,321      21,840             0.0%
    Trelleborg AB Class B                                      58,923     992,744             0.1%
    Tribona AB                                                     65         325             0.0%
    Unibet Group P.L.C.                                         9,216     811,670             0.1%
*   Victoria Park AB Class B                                   10,653      17,457             0.0%
    Vitrolife AB                                                5,059     117,535             0.0%
    Volvo AB Class A                                           13,728     142,185             0.0%
    Volvo AB Class B                                           51,616     533,871             0.0%
    Wallenstam AB Class B                                      25,578     226,538             0.0%
    Wihlborgs Fastigheter AB                                   15,510     303,230             0.0%
                                                                      -----------             ---
TOTAL SWEDEN                                                           49,640,331             3.1%
                                                                      -----------             ---
SWITZERLAND -- (6.2%)
    ABB, Ltd.                                                 130,956   2,470,576             0.2%
    ABB, Ltd. Sponsored ADR                                    16,820     317,562             0.0%
    Actelion, Ltd.                                              5,856     812,895             0.1%
    Adecco SA                                                  27,952   2,077,820             0.1%
#*  AFG Arbonia-Forster Holding AG                             16,563     160,424             0.0%
    Allreal Holding AG                                          5,593     741,147             0.1%
#   Alpiq Holding AG                                            1,133     119,635             0.0%
    ALSO Holding AG                                               321      19,642             0.0%
    ams AG                                                     21,890     700,485             0.1%
    APG SGA SA                                                    523     210,633             0.0%
    Aryzta AG                                                  43,253   1,947,683             0.1%
    Ascom Holding AG                                           24,492     464,237             0.0%
    Autoneum Holding AG                                         2,195     402,951             0.0%
    Bachem Holding AG Class B                                   1,478      75,235             0.0%
    Baloise Holding AG                                         14,434   1,730,590             0.1%
    Bank Coop AG                                                1,479      61,328             0.0%
    Banque Cantonale de Geneve                                    163      42,223             0.0%
    Banque Cantonale Vaudoise                                   1,599     984,689             0.1%
    Barry Callebaut AG                                            473     566,815             0.0%
    Basler Kantonalbank                                           599      40,867             0.0%
    Belimo Holding AG                                             131     280,658             0.0%
    Bell AG                                                        43     118,190             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
SWITZERLAND -- (Continued)
    Bellevue Group AG                                           4,826 $   67,828             0.0%
#   Berner Kantonalbank AG                                      1,342    249,751             0.0%
    BKW AG                                                      4,206    159,495             0.0%
    Bobst Group SA                                              6,272    265,746             0.0%
    Bossard Holding AG Class A                                  2,917    283,977             0.0%
    Bucher Industries AG                                        3,405    774,893             0.1%
    Burckhardt Compression Holding AG                           1,297    451,888             0.0%
    Burkhalter Holding AG                                       1,062    113,323             0.0%
    Calida Holding AG                                           3,845    129,895             0.0%
    Carlo Gavazzi Holding AG                                       42      8,834             0.0%
    Cembra Money Bank AG                                        4,094    244,086             0.0%
    Cham Paper Holding AG                                          17      4,324             0.0%
*   Charles Voegele Holding AG                                  4,299     38,223             0.0%
    Chocoladefabriken Lindt & Sprungli AG                           3    222,582             0.0%
#   Cie Financiere Richemont SA                                23,242  1,992,945             0.1%
    Cie Financiere Tradition SA                                   543     33,995             0.0%
    Clariant AG                                               161,329  2,966,573             0.2%
    Coltene Holding AG                                          2,325    151,969             0.0%
    Conzzeta AG                                                   464    287,978             0.0%
*   Cosmo Pharmaceuticals SA                                      216     33,189             0.0%
    Credit Suisse Group AG                                     95,159  2,373,381             0.2%
#   Credit Suisse Group AG Sponsored ADR                       15,972    399,300             0.0%
    Daetwyler Holding AG                                        3,298    462,340             0.0%
    DKSH Holding AG                                            13,438    818,434             0.1%
    dorma+kaba Holding AG Class B                               1,362    849,275             0.1%
*   Dufry AG                                                   11,185  1,306,690             0.1%
    Edmond de Rothschild Suisse SA                                  1     17,441             0.0%
    EFG International AG                                       28,589    287,410             0.0%
    Emmi AG                                                     1,664    752,695             0.1%
    EMS-Chemie Holding AG                                         615    260,253             0.0%
    Energiedienst Holding AG                                    1,258     31,761             0.0%
#*  Evolva Holding SA                                           5,334      6,571             0.0%
    Feintool International Holding AG                             929     86,517             0.0%
    Flughafen Zuerich AG                                        2,909  2,201,759             0.1%
    Forbo Holding AG                                              675    767,603             0.1%
    Galenica AG                                                 1,180  1,728,578             0.1%
    GAM Holding AG                                            102,998  1,884,086             0.1%
    Gategroup Holding AG                                       20,047    751,644             0.1%
    Geberit AG                                                  2,030    655,120             0.1%
    Georg Fischer AG                                            2,629  1,615,263             0.1%
    Givaudan SA                                                   592  1,058,615             0.1%
    Gurit Holding AG                                              235    131,417             0.0%
    Helvetia Holding AG                                         4,164  2,177,863             0.1%
    HOCHDORF Holding AG                                            63     10,627             0.0%
    Huber & Suhner AG                                           6,427    277,414             0.0%
    Implenia AG                                                 8,416    417,126             0.0%
    Inficon Holding AG                                            608    173,717             0.0%
    Interroll Holding AG                                          407    314,856             0.0%
    Intershop Holding AG                                          324    137,535             0.0%
    Julius Baer Group, Ltd.                                    50,459  2,501,883             0.2%
    Jungfraubahn Holding AG                                        27      2,586             0.0%
    Kardex AG                                                   5,120    382,176             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
SWITZERLAND -- (Continued)
    Komax Holding AG                                            2,676 $  445,363             0.0%
    Kudelski SA                                                23,739    319,072             0.0%
    Kuehne + Nagel International AG                             2,059    285,290             0.0%
    Kuoni Reisen Holding AG                                     2,845    589,062             0.0%
*   LafargeHolcim, Ltd.(BZ3DNX4)                               28,089  1,579,804             0.1%
    LafargeHolcim, Ltd.(7110753)                               35,104  1,976,873             0.1%
    LEM Holding SA                                                221    155,892             0.0%
    Liechtensteinische Landesbank AG                            4,735    168,676             0.0%
*   LifeWatch AG                                                1,294     21,007             0.0%
#   Logitech International SA(B18ZRK2)                         57,852    849,883             0.1%
#   Logitech International SA(H50430232)                       43,913    648,156             0.1%
    Lonza Group AG                                             20,074  2,946,456             0.2%
    Luzerner Kantonalbank AG                                    1,410    520,016             0.0%
    MCH Group AG                                                  200     11,949             0.0%
    Metall Zug AG                                                  81    206,532             0.0%
#*  Meyer Burger Technology AG                                 32,461    232,052             0.0%
    Micronas Semiconductor Holding AG                          18,141     77,264             0.0%
    Mikron Holding AG                                           4,766     30,351             0.0%
    Mobilezone Holding AG                                       9,046    134,043             0.0%
    Mobimo Holding AG                                           3,698    797,535             0.1%
    Nestle SA                                                  99,124  7,570,490             0.5%
    Novartis AG                                                52,784  4,781,631             0.3%
    Novartis AG Sponsored ADR                                  22,331  2,019,392             0.1%
    OC Oerlikon Corp. AG                                       80,689    774,284             0.1%
*   Orascom Development Holding AG                              9,372    122,587             0.0%
#*  Orell Fuessli Holding AG                                      184     20,668             0.0%
    Orior AG                                                    3,225    180,985             0.0%
    Panalpina Welttransport Holding AG                          3,313    378,247             0.0%
    Partners Group Holding AG                                   1,784    645,532             0.1%
    Phoenix Mecano AG                                             223    105,928             0.0%
*   Plazza AG                                                     464     92,215             0.0%
    PSP Swiss Property AG                                       2,431    211,473             0.0%
    Rieter Holding AG                                           1,938    319,555             0.0%
    Romande Energie Holding SA                                     63     59,373             0.0%
    Schaffner Holding AG                                          372     80,081             0.0%
    Schindler Holding AG                                        1,534    249,678             0.0%
*   Schmolz + Bickenbach AG                                   310,797    169,525             0.0%
    Schweiter Technologies AG                                     524    419,938             0.0%
    SGS SA                                                        201    382,725             0.0%
    Siegfried Holding AG                                        2,524    505,493             0.0%
    Sika AG                                                       327  1,072,414             0.1%
    Sonova Holding AG                                           3,883    529,813             0.0%
    St Galler Kantonalbank AG                                     970    350,756             0.0%
    Straumann Holding AG                                        2,325    657,885             0.1%
#   Sulzer AG                                                   6,789    685,999             0.1%
    Swatch Group AG (The)(7184725)                              4,085  1,595,354             0.1%
    Swatch Group AG (The)(7184736)                              7,771    561,390             0.0%
    Swiss Life Holding AG                                      12,759  3,040,340             0.2%
    Swiss Re AG                                                45,227  4,198,457             0.3%
    Swisscom AG                                                 1,277    657,929             0.1%
    Swissquote Group Holding SA                                 3,840     92,466             0.0%
    Syngenta AG                                                 6,551  2,200,941             0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES    VALUE++    OF NET ASSETS**
                                                              ------- ------------ ---------------
SWITZERLAND -- (Continued)
    Syngenta AG ADR                                             2,693 $    181,212             0.0%
    Tamedia AG                                                    503       84,779             0.0%
    Tecan Group AG                                              2,508      341,630             0.0%
    Temenos Group AG                                           15,719      734,303             0.1%
#*  Tornos Holding AG                                           2,333        7,215             0.0%
    U-Blox AG                                                   2,638      509,575             0.0%
    UBS Group AG(BRJL176)                                      67,554    1,349,217             0.1%
*   UBS Group AG(H42097107)                                    93,702    1,876,851             0.1%
    Valiant Holding AG                                          7,753      895,091             0.1%
    Valora Holding AG                                           1,929      387,960             0.0%
    Vaudoise Assurances Holding SA                                517      267,795             0.0%
    Vetropack Holding AG                                           68      104,689             0.0%
    Vontobel Holding AG                                        18,980      935,102             0.1%
    VP Bank AG                                                    379       30,465             0.0%
    VZ Holding AG                                                 311       96,850             0.0%
    Walliser Kantonalbank                                          41       31,199             0.0%
    Walter Meier AG                                               525       17,902             0.0%
    Ypsomed Holding AG                                            784      103,045             0.0%
    Zehnder Group AG                                            6,719      228,828             0.0%
    Zug Estates Holding AG                                         50       72,036             0.0%
    Zuger Kantonalbank AG                                          22      103,321             0.0%
    Zurich Insurance Group AG                                  11,738    3,097,657             0.2%
                                                                      ------------             ---
TOTAL SWITZERLAND                                                      105,855,257             6.6%
                                                                      ------------             ---
UNITED KINGDOM -- (16.3%)
    4imprint Group P.L.C.                                         979       19,507             0.0%
    888 Holdings P.L.C.                                       103,048      256,219             0.0%
    A.G.BARR P.L.C.                                            27,346      222,783             0.0%
    Aberdeen Asset Management P.L.C.                          126,356      673,730             0.0%
    Acacia Mining P.L.C.                                      113,340      336,174             0.0%
    Acal P.L.C.                                                 5,153       19,942             0.0%
    Admiral Group P.L.C.                                       25,512      633,110             0.0%
#   Afren P.L.C.                                              449,270       12,363             0.0%
    Aggreko P.L.C.                                             36,677      516,999             0.0%
    Alent P.L.C.                                              128,013      979,174             0.1%
    Amec Foster Wheeler P.L.C.                                 65,613      717,951             0.0%
    Amlin P.L.C.                                              182,769    1,854,559             0.1%
    Anglo American P.L.C.                                     210,298    1,764,339             0.1%
    Anglo Pacific Group P.L.C.                                 39,934       44,076             0.0%
    Anglo-Eastern Plantations P.L.C.                               19          174             0.0%
    Antofagasta P.L.C.                                         49,690      401,700             0.0%
    ARM Holdings P.L.C.                                        28,342      446,348             0.0%
    ARM Holdings P.L.C. Sponsored ADR                           4,168      197,688             0.0%
    Arrow Global Group P.L.C.                                   7,643       29,318             0.0%
#   Ashmore Group P.L.C.                                      133,756      555,162             0.0%
    Ashtead Group P.L.C.                                       97,961    1,506,223             0.1%
    Associated British Foods P.L.C.                            11,073      588,373             0.0%
    AstraZeneca P.L.C.                                            956       60,928             0.0%
    AstraZeneca P.L.C. Sponsored ADR                           51,194    1,632,577             0.1%
    Aveva Group P.L.C.                                         22,171      700,238             0.0%
    Aviva P.L.C.                                              375,059    2,803,027             0.2%
    Aviva P.L.C. Sponsored ADR                                  7,123      106,133             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Avon Rubber P.L.C.                                              720 $   12,624             0.0%
    Babcock International Group P.L.C.                           62,850    931,693             0.1%
    BAE Systems P.L.C.                                          193,382  1,308,130             0.1%
*   Balfour Beatty P.L.C.                                       288,459  1,105,594             0.1%
    Bank of Georgia Holdings P.L.C.                              12,104    372,668             0.0%
    Barclays P.L.C.                                             257,747    918,296             0.1%
    Barclays P.L.C. Sponsored ADR                               202,899  2,887,253             0.2%
    Barratt Developments P.L.C.                                 426,314  4,016,076             0.3%
    BBA Aviation P.L.C.                                         373,754  1,097,980             0.1%
    Beazley P.L.C.                                              226,172  1,264,234             0.1%
    Bellway P.L.C.                                               53,517  2,137,619             0.1%
    Berendsen P.L.C.                                             64,390  1,015,203             0.1%
    Berkeley Group Holdings P.L.C.                               51,343  2,620,472             0.2%
    Betfair Group P.L.C.                                         20,939  1,040,236             0.1%
    BG Group P.L.C.                                             132,145  2,087,695             0.1%
    BHP Billiton P.L.C.                                           3,376     53,962             0.0%
    BHP Billiton P.L.C. ADR                                      35,046  1,130,234             0.1%
    Bloomsbury Publishing P.L.C.                                  1,815      4,658             0.0%
    Bodycote P.L.C.                                              83,466    659,371             0.0%
    Booker Group P.L.C.                                         293,234    839,865             0.1%
    Bovis Homes Group P.L.C.                                     60,546    955,020             0.1%
    BP P.L.C.                                                   305,632  1,816,367             0.1%
    BP P.L.C. Sponsored ADR                                     198,770  7,096,089             0.4%
    Braemar Shipping Services P.L.C.                              1,625     11,780             0.0%
    Brammer P.L.C.                                               38,592    136,793             0.0%
    Brewin Dolphin Holdings P.L.C.                              142,075    589,616             0.0%
    British Polythene Industries P.L.C.                           9,952    115,056             0.0%
    Britvic P.L.C.                                               81,213    873,050             0.1%
*   BTG P.L.C.                                                   71,814    609,756             0.0%
    Bunzl P.L.C.                                                 25,249    722,034             0.1%
    Burberry Group P.L.C.                                        26,801    547,440             0.0%
    Bwin Party Digital Entertainment P.L.C.                     311,258    536,358             0.0%
    Cable & Wireless Communications P.L.C.                    1,281,055  1,450,462             0.1%
*   Cairn Energy P.L.C.                                          16,245     37,390             0.0%
    Cape P.L.C.                                                  62,368    220,937             0.0%
    Capita P.L.C.                                                34,060    668,117             0.0%
    Capital & Counties Properties P.L.C.                         31,629    216,459             0.0%
    Carclo P.L.C.                                                 6,128     11,345             0.0%
    Card Factory P.L.C.                                           2,147     11,946             0.0%
    Carillion P.L.C.                                            181,715    854,858             0.1%
    Carnival P.L.C.                                               6,432    357,977             0.0%
    Carnival P.L.C. ADR                                           4,499    250,819             0.0%
    Castings P.L.C.                                               9,986     68,426             0.0%
    Centamin P.L.C.                                             771,046    754,239             0.1%
    Centaur Media P.L.C.                                          3,412      4,225             0.0%
    Centrica P.L.C.                                             369,046  1,284,123             0.1%
    Chemring Group P.L.C.                                       105,062    278,570             0.0%
    Chesnara P.L.C.                                              49,447    248,626             0.0%
    Cineworld Group P.L.C.                                      100,573    854,456             0.1%
*   Circassia Pharmaceuticals P.L.C.                              4,660     20,050             0.0%
    Clarkson P.L.C.                                               2,043     76,250             0.0%
    Close Brothers Group P.L.C.                                  65,554  1,477,083             0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Cobham P.L.C.                                             405,933 $1,733,164             0.1%
    Coca-Cola HBC AG                                           35,592    848,024             0.1%
    Communisis P.L.C.                                         101,723     81,616             0.0%
    Computacenter P.L.C.                                       35,350    411,911             0.0%
    Connect Group P.L.C.                                       51,329    131,640             0.0%
    Consort Medical P.L.C.                                     13,433    201,941             0.0%
    Costain Group P.L.C.                                       24,243    140,720             0.0%
    Countrywide P.L.C.                                          3,421     24,513             0.0%
    Cranswick P.L.C.                                           19,647    520,074             0.0%
    Crest Nicholson Holdings P.L.C.                            16,723    139,880             0.0%
    Creston P.L.C.                                              3,606      8,393             0.0%
    Croda International P.L.C.                                 21,428    955,839             0.1%
    Daily Mail & General Trust P.L.C.                          92,207  1,062,294             0.1%
    Dairy Crest Group P.L.C.                                   99,724    988,113             0.1%
    Darty P.L.C.                                               67,500    102,304             0.0%
    DCC P.L.C.                                                 17,512  1,403,807             0.1%
    De La Rue P.L.C.                                           25,966    184,967             0.0%
    Debenhams P.L.C.                                          582,301    800,832             0.1%
    Dechra Pharmaceuticals P.L.C.                              37,315    556,622             0.0%
    Development Securities P.L.C.                              47,893    175,923             0.0%
    Devro P.L.C.                                               92,522    404,797             0.0%
    Diageo P.L.C.                                              18,189    524,388             0.0%
#   Dialight P.L.C.                                             4,498     38,156             0.0%
    Dignity P.L.C.                                             15,901    594,275             0.0%
    Diploma P.L.C.                                             62,660    616,531             0.0%
    Direct Line Insurance Group P.L.C.                        139,105    843,793             0.1%
    Dixons Carphone P.L.C.                                    129,790    921,393             0.1%
    Domino's Pizza Group P.L.C.                                55,078    925,622             0.1%
    Drax Group P.L.C.                                         124,312    498,474             0.0%
    DS Smith P.L.C.                                           348,902  2,078,866             0.1%
    Dunelm Group P.L.C.                                        30,786    449,347             0.0%
    E2V Technologies P.L.C.                                    30,273    108,998             0.0%
    easyJet P.L.C.                                             21,203    571,169             0.0%
    Electrocomponents P.L.C.                                  280,116    884,334             0.1%
    Elementis P.L.C.                                          177,126    638,602             0.0%
*   Energy Assets Group P.L.C.                                  1,327     10,045             0.0%
*   EnQuest P.L.C.                                            388,180    161,662             0.0%
*   Enterprise Inns P.L.C.                                    290,322    480,090             0.0%
    Essentra P.L.C.                                            68,713    890,190             0.1%
    esure Group P.L.C.                                         30,624    125,058             0.0%
    Euromoney Institutional Investor P.L.C.                     6,670     97,425             0.0%
*   Evraz P.L.C.                                              105,482    137,377             0.0%
    Experian P.L.C.                                            52,061    887,123             0.1%
    Fenner P.L.C.                                              78,601    184,340             0.0%
    Ferrexpo P.L.C.                                           120,599     63,401             0.0%
    Fidessa Group P.L.C.                                       14,483    436,846             0.0%
*   Findel P.L.C.                                              17,993     69,459             0.0%
*   Firstgroup P.L.C.                                         504,551    750,968             0.1%
    Fortune Oil CVR                                           427,324      2,470             0.0%
    Foxtons Group P.L.C.                                       10,913     33,563             0.0%
    Fresnillo P.L.C.                                              219      2,456             0.0%
    Fuller Smith & Turner P.L.C. Class A                        7,612    138,475             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    G4S P.L.C.                                                199,201 $  744,089             0.1%
    Galliford Try P.L.C.                                       46,299  1,066,516             0.1%
    Gem Diamonds, Ltd.                                         64,607     98,672             0.0%
    Genus P.L.C.                                               13,525    302,724             0.0%
    GKN P.L.C.                                                225,405    995,981             0.1%
    Glencore P.L.C.                                           355,907    614,457             0.0%
    Go-Ahead Group P.L.C.                                      16,219    605,585             0.0%
    Grafton Group P.L.C.                                       70,967    737,454             0.1%
    Greencore Group P.L.C.                                    186,852    868,804             0.1%
    Greene King P.L.C.                                        131,021  1,620,862             0.1%
    Greggs P.L.C.                                              51,904    949,856             0.1%
    Halfords Group P.L.C.                                     133,948    896,568             0.1%
    Halma P.L.C.                                              134,243  1,577,972             0.1%
    Hargreaves Lansdown P.L.C.                                 31,344    696,582             0.0%
    Hays P.L.C.                                               477,180  1,033,806             0.1%
    Headlam Group P.L.C.                                       22,865    190,595             0.0%
    Helical Bar P.L.C.                                         51,195    348,415             0.0%
    HellermannTyton Group P.L.C.                                2,481     18,113             0.0%
    Henderson Group P.L.C.                                    250,329  1,103,412             0.1%
    Henry Boot P.L.C.                                             736      2,615             0.0%
    Hikma Pharmaceuticals P.L.C.                               27,436    914,226             0.1%
    Hill & Smith Holdings P.L.C.                               45,850    481,635             0.0%
    Hilton Food Group P.L.C.                                      435      3,120             0.0%
    Hiscox, Ltd.                                              104,984  1,561,198             0.1%
#*  Hochschild Mining P.L.C.                                   72,750     82,690             0.0%
    Hogg Robinson Group P.L.C.                                 16,257     15,491             0.0%
    Home Retail Group P.L.C.                                  492,921    851,981             0.1%
    HomeServe P.L.C.                                          142,923    892,059             0.1%
    Howden Joinery Group P.L.C.                               218,842  1,560,851             0.1%
    HSBC Holdings P.L.C.                                       23,509    183,675             0.0%
    HSBC Holdings P.L.C. Sponsored ADR                        201,400  7,868,698             0.5%
    Hunting P.L.C.                                             65,022    360,411             0.0%
    Huntsworth P.L.C.                                          36,761     21,467             0.0%
    ICAP P.L.C.                                               168,115  1,138,015             0.1%
    IG Group Holdings P.L.C.                                  137,677  1,600,290             0.1%
*   Imagination Technologies Group P.L.C.                     103,892    354,285             0.0%
    IMI P.L.C.                                                 51,417    753,989             0.1%
    Imperial Tobacco Group P.L.C.                               5,538    298,210             0.0%
    Inchcape P.L.C.                                           182,693  2,246,841             0.1%
    Indivior P.L.C.                                            34,103    107,749             0.0%
    Informa P.L.C.                                            197,949  1,731,134             0.1%
    Inmarsat P.L.C.                                            79,901  1,211,052             0.1%
    Innovation Group P.L.C.                                   417,070    255,222             0.0%
    InterContinental Hotels Group P.L.C.                       10,413    416,083             0.0%
    InterContinental Hotels Group P.L.C. ADR                    5,555    221,536             0.0%
    Intermediate Capital Group P.L.C.                           1,911     16,632             0.0%
*   International Consolidated Airlines Group SA               96,420    864,148             0.1%
*   International Ferro Metals, Ltd.                           82,212      1,141             0.0%
    International Game Technology P.L.C.                        2,589     41,994             0.0%
    Interserve P.L.C.                                          66,357    567,013             0.0%
    Intertek Group P.L.C.                                      23,108    933,263             0.1%
    Investec P.L.C.                                           135,621  1,129,750             0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
UNITED KINGDOM -- (Continued)
*   IP Group P.L.C.                                              29,743 $  108,805             0.0%
    ITE Group P.L.C.                                            100,996    217,700             0.0%
    ITV P.L.C.                                                  234,522    910,482             0.1%
    J D Wetherspoon P.L.C.                                       44,155    526,628             0.0%
    J Sainsbury P.L.C.                                          592,475  2,427,628             0.2%
    James Fisher & Sons P.L.C.                                   21,193    312,579             0.0%
    Jardine Lloyd Thompson Group P.L.C.                          39,044    566,853             0.0%
    JD Sports Fashion P.L.C.                                     28,824    428,398             0.0%
    John Menzies P.L.C.                                          17,016    106,061             0.0%
    John Wood Group P.L.C.                                      104,073    955,429             0.1%
    Johnson Matthey P.L.C.                                       24,177    961,635             0.1%
*   Johnston Press P.L.C.                                         1,448      1,527             0.0%
    Jupiter Fund Management P.L.C.                              127,043    881,188             0.1%
    Just Retirement Group P.L.C.                                  4,668     11,917             0.0%
#*  KAZ Minerals P.L.C.                                         217,989    389,855             0.0%
    KCM Group P.L.C.                                            192,713    257,659             0.0%
    Keller Group P.L.C.                                          35,742    447,926             0.0%
    Kier Group P.L.C.                                            59,391  1,257,977             0.1%
    Kingfisher P.L.C.                                           175,675    954,928             0.1%
    Ladbrokes P.L.C.                                            384,837    625,504             0.0%
    Laird P.L.C.                                                149,427    778,491             0.1%
*   Lamprell P.L.C.                                             166,629    306,129             0.0%
    Lancashire Holdings, Ltd.                                    77,374    847,608             0.1%
    Laura Ashley Holdings P.L.C.                                 45,699     19,438             0.0%
    Lavendon Group P.L.C.                                        37,311     86,241             0.0%
    Legal & General Group P.L.C.                                457,957  1,844,193             0.1%
*   Liberty Global P.L.C. Class A                                 2,331    103,769             0.0%
*   Liberty Global P.L.C. Series C                                5,750    245,201             0.0%
*   Liberty Global P.L.C. LiLAC Class A                             117      4,501             0.0%
*   Liberty Global P.L.C. LiLAC Class C                             288     11,116             0.0%
    Lloyds Banking Group P.L.C.                               3,538,676  4,016,433             0.3%
#   Lloyds Banking Group P.L.C. ADR                             139,093    637,046             0.0%
    London Stock Exchange Group P.L.C.                           21,679    848,793             0.1%
#*  Lonmin P.L.C.                                               223,025     87,527             0.0%
    Lookers P.L.C.                                              151,024    408,633             0.0%
    Low & Bonar P.L.C.                                           33,427     34,499             0.0%
    LSL Property Services P.L.C.                                 11,670     59,447             0.0%
    Man Group P.L.C.                                            811,928  2,083,952             0.1%
    Management Consulting Group P.L.C.                           29,849      6,769             0.0%
    Marks & Spencer Group P.L.C.                                106,018    837,146             0.1%
    Marshalls P.L.C.                                             56,963    303,389             0.0%
    Marston's P.L.C.                                            314,329    781,825             0.1%
    McBride P.L.C.                                               40,404    100,042             0.0%
    Mears Group P.L.C.                                           29,776    190,097             0.0%
    Meggitt P.L.C.                                              205,430  1,119,119             0.1%
    Melrose Industries P.L.C.                                   395,584  1,618,382             0.1%
    Merlin Entertainments P.L.C.                                 83,077    530,107             0.0%
    Michael Page International P.L.C.                            88,289    672,464             0.0%
    Micro Focus International P.L.C.                             32,220    622,786             0.0%
    Millennium & Copthorne Hotels P.L.C.                         81,635    605,072             0.0%
*   Mitchells & Butlers P.L.C.                                  105,841    576,992             0.0%
    Mitie Group P.L.C.                                          189,262    936,515             0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    MJ Gleeson P.L.C.                                             400 $    3,013             0.0%
    Mondi P.L.C.                                               43,037    995,194             0.1%
    Moneysupermarket.com Group P.L.C.                         161,060    828,892             0.1%
    Morgan Advanced Materials P.L.C.                          141,589    609,861             0.0%
    Morgan Sindall Group P.L.C.                                20,115    230,872             0.0%
*   Mothercare P.L.C.                                          34,783    126,840             0.0%
    N Brown Group P.L.C.                                       63,900    368,426             0.0%
    National Express Group P.L.C.                             192,119    885,507             0.1%
    NCC Group P.L.C.                                           49,179    208,694             0.0%
    Next P.L.C.                                                 6,961    857,281             0.1%
    Northgate P.L.C.                                           77,105    481,045             0.0%
    Novae Group P.L.C.                                         20,960    281,442             0.0%
*   Ocado Group P.L.C.                                         54,464    315,537             0.0%
    Old Mutual P.L.C.                                         454,998  1,487,120             0.1%
    OneSavings Bank P.L.C.                                      2,277     13,403             0.0%
*   Ophir Energy P.L.C.                                        12,509     18,450             0.0%
    Oxford Instruments P.L.C.                                  18,136    144,887             0.0%
    Pace P.L.C.                                               252,205  1,445,268             0.1%
    Paragon Group of Cos. P.L.C. (The)                          4,744     30,639             0.0%
    PayPoint P.L.C.                                            12,989    197,833             0.0%
    Pearson P.L.C.                                             15,716    208,642             0.0%
    Pearson P.L.C. Sponsored ADR                               20,178    268,771             0.0%
    Pendragon P.L.C.                                          194,595    134,298             0.0%
    Pennon Group P.L.C.                                        67,150    837,889             0.1%
    Persimmon P.L.C.                                           70,577  2,164,420             0.1%
    Petra Diamonds, Ltd.                                      215,274    247,464             0.0%
    Petrofac, Ltd.                                             78,791  1,022,332             0.1%
*   Petropavlovsk P.L.C.                                      109,298      9,793             0.0%
    Pets at Home Group P.L.C.                                  26,500    117,853             0.0%
    Phoenix Group Holdings                                     94,272  1,239,670             0.1%
    Photo-Me International P.L.C.                              46,099    112,601             0.0%
    Playtech P.L.C.                                            54,096    712,736             0.0%
    Poundland Group P.L.C.                                     29,523    125,149             0.0%
    Premier Farnell P.L.C.                                    154,321    237,774             0.0%
*   Premier Foods P.L.C.                                      318,747    166,878             0.0%
*   Premier Oil P.L.C.                                        221,499    233,075             0.0%
    Provident Financial P.L.C.                                  7,663    409,061             0.0%
    Prudential P.L.C.                                          55,436  1,294,790             0.1%
    Prudential P.L.C. ADR                                         800     37,432             0.0%
*   Punch Taverns P.L.C.                                        6,980     13,205             0.0%
#   PZ Cussons P.L.C.                                          46,037    213,109             0.0%
    QinetiQ Group P.L.C.                                      216,591    746,215             0.1%
    Randgold Resources, Ltd.                                   19,790  1,327,253             0.1%
    Rank Group P.L.C.                                          33,141    141,451             0.0%
    Rathbone Brothers P.L.C.                                      656     22,786             0.0%
*   Raven Russia, Ltd.                                         26,852     17,821             0.0%
    REA Holdings P.L.C.                                         1,822      7,438             0.0%
    Reckitt Benckiser Group P.L.C.                              6,876    671,032             0.0%
    Redrow P.L.C.                                             110,632    789,564             0.1%
    Regus P.L.C.                                              229,606  1,182,259             0.1%
    RELX NV Sponsored ADR                                       4,614     79,084             0.0%
    RELX P.L.C.                                                40,625    726,420             0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
#   RELX P.L.C. Sponsored ADR                                  27,716 $  499,442             0.0%
    Renishaw P.L.C.                                            11,627    337,248             0.0%
*   Renold P.L.C.                                              12,120     12,094             0.0%
    Rentokil Initial P.L.C.                                   363,488    864,624             0.1%
    Restaurant Group P.L.C. (The)                              78,258    863,814             0.1%
    Rexam P.L.C.                                              170,712  1,419,433             0.1%
    Ricardo P.L.C.                                             20,450    284,907             0.0%
    Rightmove P.L.C.                                           27,272  1,610,720             0.1%
    Rio Tinto P.L.C.                                            5,471    199,392             0.0%
#   Rio Tinto P.L.C. Sponsored ADR                             46,500  1,697,715             0.1%
    RM P.L.C.                                                   8,611     21,148             0.0%
    Robert Walters P.L.C.                                      19,328    112,166             0.0%
    Rolls-Royce Holdings P.L.C.                               118,619  1,254,338             0.1%
    Rotork P.L.C.                                             231,380    668,406             0.0%
*   Royal Bank of Scotland Group P.L.C.                       143,078    699,172             0.0%
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR           3,457     33,464             0.0%
    Royal Dutch Shell P.L.C. Class A                              582     15,194             0.0%
    Royal Dutch Shell P.L.C. Class B                            6,539    171,223             0.0%
    Royal Dutch Shell P.L.C. Sponsored ADR(780259206)          98,472  5,165,841             0.3%
    Royal Dutch Shell P.L.C. Sponsored ADR(B03MM73)            83,860  4,418,583             0.3%
    Royal Mail P.L.C.                                         181,679  1,244,696             0.1%
    RPC Group P.L.C.                                          104,757  1,049,372             0.1%
    RPS Group P.L.C.                                           94,111    340,050             0.0%
    RSA Insurance Group P.L.C.                                281,468  1,821,637             0.1%
    SABMiller P.L.C.                                           14,306    878,723             0.1%
    Sage Group P.L.C. (The)                                   118,808    996,153             0.1%
    Savills P.L.C.                                             76,498  1,079,678             0.1%
    Schroders P.L.C.(0239581)                                   4,732    164,739             0.0%
    Schroders P.L.C.(0240549)                                   7,255    332,883             0.0%
    SDL P.L.C.                                                 26,218    157,025             0.0%
    Senior P.L.C.                                             169,070    589,956             0.0%
    Sepura P.L.C.                                               6,972     19,347             0.0%
*   Serco Group P.L.C.                                         31,940     46,079             0.0%
    Severfield P.L.C.                                          65,902     62,480             0.0%
    Severn Trent P.L.C.                                        17,651    608,744             0.0%
    Shanks Group P.L.C.                                       239,659    350,024             0.0%
    Shire P.L.C.                                                8,763    663,629             0.0%
    SIG P.L.C.                                                287,356    589,893             0.0%
    Sky P.L.C.                                                 58,293    983,736             0.1%
*   Skyepharma P.L.C.                                          15,242     74,086             0.0%
    Smith & Nephew P.L.C.                                      40,935    698,988             0.0%
    Smith & Nephew P.L.C. Sponsored ADR                         3,930    134,092             0.0%
    Smiths Group P.L.C.                                        43,653    645,802             0.0%
    Soco International P.L.C.                                  79,470    215,599             0.0%
    Spectris P.L.C.                                            44,338  1,137,149             0.1%
    Speedy Hire P.L.C.                                        241,247    111,992             0.0%
    Spirax-Sarco Engineering P.L.C.                            21,792  1,021,545             0.1%
    Spirent Communications P.L.C.                             122,722    138,794             0.0%
*   Sportech P.L.C.                                             2,757      2,616             0.0%
*   Sports Direct International P.L.C.                         38,696    415,171             0.0%
    SSE P.L.C.                                                 76,767  1,785,952             0.1%
    St Ives P.L.C.                                             23,231     66,239             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    St James's Place P.L.C.                                      60,565 $  897,602             0.1%
    ST Modwen Properties P.L.C.                                  91,073    616,457             0.0%
    Stagecoach Group P.L.C.                                     134,657    718,057             0.0%
*   Stallergenes Greer P.L.C.                                       728     32,422             0.0%
    Standard Chartered P.L.C.                                   154,840  1,718,822             0.1%
    Standard Life P.L.C.                                        116,297    751,895             0.1%
    Sthree P.L.C.                                                12,874     71,562             0.0%
    Stobart Group, Ltd.                                          43,867     74,857             0.0%
*   SuperGroup P.L.C.                                            19,830    446,255             0.0%
    Synergy Health P.L.C.                                        24,232    868,528             0.1%
    Synthomer P.L.C.                                            156,302    793,752             0.1%
#   TalkTalk Telecom Group P.L.C.                               176,147    685,717             0.0%
    Tate & Lyle P.L.C.                                          226,992  2,083,578             0.1%
    Taylor Wimpey P.L.C.                                        790,495  2,408,129             0.2%
    Ted Baker P.L.C.                                             10,883    507,063             0.0%
    Telecity Group P.L.C.                                        76,265  1,379,442             0.1%
    Telecom Plus P.L.C.                                          14,349    232,234             0.0%
*   Tesco P.L.C.                                                449,902  1,268,857             0.1%
*   Thomas Cook Group P.L.C.                                    354,387    670,211             0.0%
    Topps Tiles P.L.C.                                           57,768    129,421             0.0%
    Travis Perkins P.L.C.                                        56,837  1,675,224             0.1%
    Tribal Group P.L.C.                                           1,288      1,629             0.0%
    Trifast P.L.C.                                               26,856     46,449             0.0%
    Trinity Mirror P.L.C.                                       170,692    448,201             0.0%
    TT electronics P.L.C.                                        69,537    136,969             0.0%
    TUI AG(5666292)                                              86,705  1,610,446             0.1%
    TUI AG(B11LJN4)                                              44,549    828,421             0.1%
    Tullett Prebon P.L.C.                                       133,721    723,189             0.1%
*   Tullow Oil P.L.C.                                            20,388     63,681             0.0%
    UBM P.L.C.                                                  125,345    987,446             0.1%
    UDG Healthcare P.L.C.                                       104,413    764,430             0.1%
    Ultra Electronics Holdings P.L.C.                            39,136  1,014,251             0.1%
    UNITE Group P.L.C. (The)                                     62,460    639,206             0.0%
    United Utilities Group P.L.C.                                36,035    548,350             0.0%
    UTV Media P.L.C.                                             27,311     76,725             0.0%
*   Vectura Group P.L.C.                                        173,641    467,494             0.0%
#   Vedanta Resources P.L.C.                                     58,676    446,669             0.0%
    Vesuvius P.L.C.                                             117,128    644,223             0.0%
    Victrex P.L.C.                                               29,968    851,552             0.1%
    Vitec Group P.L.C. (The)                                      5,880     58,203             0.0%
    Vodafone Group P.L.C.                                       789,204  2,597,217             0.2%
    Vodafone Group P.L.C. Sponsored ADR                          90,424  2,981,285             0.2%
*   Volex P.L.C.                                                  2,165      1,911             0.0%
    Weir Group P.L.C. (The)                                      28,599    469,820             0.0%
    WH Smith P.L.C.                                              39,970  1,048,550             0.1%
    Whitbread P.L.C.                                             15,605  1,191,661             0.1%
    William Hill P.L.C.                                         369,163  1,801,246             0.1%
*   Wincanton P.L.C.                                             20,201     62,759             0.0%
    WM Morrison Supermarkets P.L.C.                           1,339,028  3,472,088             0.2%
    Wolseley P.L.C.                                              14,580    856,010             0.1%
    WPP P.L.C.                                                    6,645    148,960             0.0%
    WPP P.L.C. Sponsored ADR                                      9,129  1,022,996             0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                              SHARES     VALUE++     OF NET ASSETS**
                                                              ------- -------------- ---------------
UNITED KINGDOM -- (Continued)
    WS Atkins P.L.C.                                           34,935 $      740,304             0.1%
    Xaar P.L.C.                                                23,245        183,273             0.0%
    Xchanging P.L.C.                                          109,177        282,960             0.0%
    XP Power, Ltd.                                              2,558         57,208             0.0%
    Zoopla Property Group P.L.C.                                3,424         12,818             0.0%
                                                                      --------------            ----
TOTAL UNITED KINGDOM                                                     276,756,940            17.4%
                                                                      --------------            ----
UNITED STATES -- (0.0%)
*   Golden Ocean Group, Ltd.                                   12,674         24,592             0.0%
*   Infinera Corp.                                                717         14,168             0.0%
    Ormat Technologies, Inc.                                       --              5             0.0%
                                                                      --------------            ----
TOTAL UNITED STATES                                                           38,765             0.0%
                                                                      --------------            ----
TOTAL COMMON STOCKS                                                    1,580,558,247            99.1%
                                                                      --------------            ----
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
    Bayerische Motoren Werke AG                                 3,827        309,478             0.0%
    Biotest AG                                                  2,127         29,908             0.0%
    Draegerwerk AG & Co. KGaA                                   1,315         94,697             0.0%
    Fuchs Petrolub SE                                          10,814        518,629             0.0%
    Henkel AG & Co. KGaA                                        2,922        316,901             0.0%
    Jungheinrich AG                                             6,045        446,588             0.0%
    Porsche Automobil Holding SE                               12,760        596,452             0.1%
    Sartorius AG                                                1,498        338,809             0.0%
    Sixt SE                                                     5,294        227,582             0.0%
    STO SE & Co. KGaA                                             599         78,076             0.0%
    Villeroy & Boch AG                                          2,705         39,888             0.0%
    Volkswagen AG                                              19,018      2,282,827             0.2%
                                                                      --------------            ----
TOTAL GERMANY                                                              5,279,835             0.3%
                                                                      --------------            ----
TOTAL PREFERRED STOCKS                                                     5,279,835             0.3%
                                                                      --------------            ----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*   Centrebet International, Ltd. Claim Units Rights            6,648             --             0.0%
*   Centrebet International, Ltd. Litigation Rights             6,648             --             0.0%
*   FAR, Ltd. Rights 11/18/15                                  16,298             35             0.0%
*   Ten Network Holdings, Ltd. Rights 11/12/15                151,918             --             0.0%
*   Treasury Wine Estates, Ltd. Rights 11/04/15                41,896             --             0.0%
*   Westpac Banking Corp. Rights 11/11/15                       2,285             --             0.0%
                                                                      --------------            ----
TOTAL AUSTRALIA                                                                   35             0.0%
                                                                      --------------            ----
AUSTRIA -- (0.0%)
*   Intercell AG Rights                                         1,270             --             0.0%
                                                                      --------------            ----
FRANCE -- (0.0%)
#*  Euro Disney SCA Rights(BVL80R6)                             2,997             --             0.0%
*   Euro Disney SCA Rights(BVZHYB1)                            29,970             --             0.0%
#*  Technicolor SA Rights 11/04/15                             96,836         23,853             0.0%
                                                                      --------------            ----
TOTAL FRANCE                                                                  23,853             0.0%
                                                                      --------------            ----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                SHARES      VALUE++     OF NET ASSETS**
                                                              ---------- -------------- ---------------
HONG KONG -- (0.0%)
*   HNA International Investment Holdings, Ltd. Rights
      11/10/15                                                 1,605,600 $        2,072             0.0%
*   Miramar Hotel & Investment Warrants 01/19/18                   9,400          1,649             0.0%
                                                                         --------------           -----
TOTAL HONG KONG                                                                   3,721             0.0%
                                                                         --------------           -----
ITALY -- (0.0%)
*   Mediolanum SpA Rights 11/26/15                                19,890             --             0.0%
                                                                         --------------           -----
SPAIN -- (0.0%)
*   Banco Santander SA Rights 11/03/15                           748,089         41,132             0.0%
*   Papeles y Cartones de Europa SA Rights                        25,639          5,582             0.0%
                                                                         --------------           -----
TOTAL SPAIN                                                                      46,714             0.0%
                                                                         --------------           -----
UNITED KINGDOM -- (0.0%)
*   Hochschild Mining P.L.C. Rights 11/03/15                      27,281         11,461             0.0%
    McBride P.L.C.                                               767,676          1,183             0.0%
    Rolls-Royce Holdings P.L.C.                               10,995,981         16,951             0.0%
                                                                         --------------           -----
TOTAL UNITED KINGDOM                                                             29,595             0.0%
                                                                         --------------           -----
TOTAL RIGHTS/WARRANTS                                                           103,918             0.0%
                                                                         --------------           -----
TOTAL INVESTMENT SECURITIES                                               1,585,942,000
                                                                         --------------

                                                                            VALUE+
                                                                         --------------
SECURITIES LENDING COLLATERAL -- (6.8%)
(S)@ DFA Short Term Investment Fund                           10,010,882    115,825,910             7.3%
                                                                         --------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $1,625,407,720)                      $1,701,767,910           106.7%
                                                                         ==============           =====

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                          --------------------------------------------------
                                                            LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                                          ------------ -------------- ------- --------------
Common Stocks
   Australia                                              $  1,941,523 $   93,983,985      -- $   95,925,508
   Austria                                                          --      9,475,851      --      9,475,851
   Belgium                                                   1,124,555     29,143,271      --     30,267,826
   Canada                                                  121,328,898          4,667      --    121,333,565
   China                                                            --        220,263      --        220,263
   Denmark                                                          --     25,804,571      --     25,804,571
   Finland                                                          --     32,684,131      --     32,684,131
   France                                                    1,358,284    101,352,804      --    102,711,088
   Germany                                                   3,684,971     97,681,768      --    101,366,739
   Hong Kong                                                   257,072     48,629,426      --     48,886,498
   Ireland                                                   2,177,158      6,475,138      --      8,652,296
   Israel                                                    3,017,008      9,318,089      --     12,335,097
   Italy                                                       779,481     48,981,236      --     49,760,717
   Japan                                                     5,992,002    375,557,917      --    381,549,919
   Netherlands                                               3,774,238     35,974,395      --     39,748,633
   New Zealand                                                   4,405      7,659,760      --      7,664,165
   Norway                                                      936,203     12,741,277      --     13,677,480
   Portugal                                                         --      4,995,980      --      4,995,980
   Singapore                                                       139     21,475,602      --     21,475,741
   Spain                                                       840,935     38,889,951      --     39,730,886
   Sweden                                                           --     49,640,331      --     49,640,331
   Switzerland                                               5,442,473    100,412,784      --    105,855,257
   United Kingdom                                           38,805,781    237,951,159      --    276,756,940
   United States                                                14,168         24,597      --         38,765
Preferred Stocks
   Germany                                                          --      5,279,835      --      5,279,835
Rights/Warrants
   Australia                                                        --             35      --             35
   Austria                                                          --             --      --             --
   France                                                           --         23,853      --         23,853
   Hong Kong                                                        --          3,721      --          3,721
   Italy                                                            --             --      --             --
   Spain                                                            --         46,714      --         46,714
   United Kingdom                                                   --         29,595      --         29,595
Securities Lending Collateral                                       --    115,825,910      --    115,825,910
                                                          ------------ --------------      -- --------------
TOTAL                                                     $191,479,294 $1,510,288,616      -- $1,701,767,910
                                                          ============ ==============      == ==============

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
COMMON STOCKS -- (94.0%)
AUSTRALIA -- (4.1%)
    ALS, Ltd.                                                  43,644 $158,870             0.1%
    Alumina, Ltd.                                             223,657  171,590             0.1%
    Amalgamated Holdings, Ltd.                                 12,997  129,428             0.1%
    AP Eagers, Ltd.                                             2,785   21,119             0.0%
*   APN News & Media, Ltd.                                     75,030   27,333             0.0%
#   Arrium, Ltd.                                              378,352   26,734             0.0%
*   ASG Group, Ltd.                                            21,948   17,173             0.0%
    Austal, Ltd.                                               28,355   45,709             0.0%
#*  Australian Agricultural Co., Ltd.                          65,148   69,789             0.0%
    Australian Pharmaceutical Industries, Ltd.                 47,698   67,125             0.0%
    Automotive Holdings Group, Ltd.                            17,526   52,778             0.0%
*   AWE, Ltd.                                                  99,671   44,518             0.0%
#   Bank of Queensland, Ltd.                                   43,712  405,236             0.2%
    Beach Energy, Ltd.                                        236,577  107,465             0.1%
    Bendigo and Adelaide Bank, Ltd.                            57,637  437,243             0.2%
*   Billabong International, Ltd.                              67,185   35,070             0.0%
    BlueScope Steel, Ltd.                                      88,385  278,552             0.1%
    Boral, Ltd.                                                83,491  319,371             0.2%
*   Bradken, Ltd.                                              18,462   12,650             0.0%
    Breville Group, Ltd.                                        6,402   29,840             0.0%
    Brickworks, Ltd.                                            4,353   44,971             0.0%
    Cabcharge Australia, Ltd.                                   7,103   14,216             0.0%
#   Cardno, Ltd.                                               12,501   27,035             0.0%
*   Carnarvon Petroleum, Ltd.                                 208,493   17,779             0.0%
    Cedar Woods Properties, Ltd.                                6,602   19,717             0.0%
    Challenger, Ltd.                                           65,348  381,059             0.2%
    Collins Foods, Ltd.                                         6,517   16,321             0.0%
    CSR, Ltd.                                                  61,506  120,410             0.1%
    Dick Smith Holdings, Ltd.                                  12,563    6,202             0.0%
    Downer EDI, Ltd.                                           78,673  197,698             0.1%
    Echo Entertainment Group, Ltd.                             89,435  323,237             0.2%
*   Elders, Ltd.                                                6,755   20,523             0.0%
#*  Energy World Corp., Ltd.                                   74,723   13,243             0.0%
    Equity Trustees, Ltd.                                       1,803   29,621             0.0%
    Evolution Mining, Ltd.                                    133,691  133,171             0.1%
    Fairfax Media, Ltd.                                       323,438  216,320             0.1%
*   Fleetwood Corp., Ltd.                                      13,313   14,609             0.0%
#   Fortescue Metals Group, Ltd.                              181,610  268,354             0.1%
#   G8 Education, Ltd.                                         24,792   52,843             0.0%
#   GrainCorp, Ltd. Class A                                    25,710  164,817             0.1%
    Greencross, Ltd.                                            5,994   26,543             0.0%
    GWA Group, Ltd.                                            24,086   42,357             0.0%
    Harvey Norman Holdings, Ltd.                               42,838  120,356             0.1%
    HFA Holdings, Ltd.                                         13,577   27,424             0.0%
    Iluka Resources, Ltd.                                      26,490  120,124             0.1%
    IMF Bentham, Ltd.                                          13,415   13,741             0.0%
    Independence Group NL                                       5,012    9,818             0.0%
    IOOF Holdings, Ltd.                                        29,262  193,648             0.1%
*   iSelect, Ltd.                                              10,862   11,618             0.0%
*   Kingsgate Consolidated, Ltd.                               27,223   12,748             0.0%
    Metals X, Ltd.                                             20,566   20,168             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
AUSTRALIA -- (Continued)
#   Metcash, Ltd.                                              92,198 $ 77,659             0.0%
    Mineral Resources, Ltd.                                    21,427   64,634             0.0%
    MMA Offshore, Ltd.                                         42,130   12,522             0.0%
#   Monadelphous Group, Ltd.                                    8,330   40,814             0.0%
#*  Mount Gibson Iron, Ltd.                                   109,936   16,814             0.0%
    Myer Holdings, Ltd.                                        85,300   57,997             0.0%
    MyState, Ltd.                                               7,129   21,944             0.0%
    Nine Entertainment Co. Holdings, Ltd.                      43,416   47,627             0.0%
    Nufarm, Ltd.                                               26,917  159,455             0.1%
#   Orica, Ltd.                                                43,222  505,627             0.2%
    Origin Energy, Ltd.                                       144,639  562,039             0.3%
    OZ Minerals, Ltd.                                          53,914  165,450             0.1%
*   Pacific Brands, Ltd.                                      186,892   95,349             0.1%
#*  Paladin Energy, Ltd.                                      116,576   20,160             0.0%
    Panoramic Resources, Ltd.                                  42,706    9,091             0.0%
    Peet, Ltd.                                                 31,208   22,655             0.0%
#*  Perseus Mining, Ltd.                                       53,104   14,091             0.0%
    PMP, Ltd.                                                  46,886   17,312             0.0%
    Premier Investments, Ltd.                                  11,030  107,075             0.1%
#   Primary Health Care, Ltd.                                  92,054  241,850             0.1%
    Programmed Maintenance Services, Ltd.                      20,893   43,130             0.0%
    Qantas Airways, Ltd.                                       11,501   32,395             0.0%
    Qube Holdings, Ltd.                                        49,886   80,873             0.0%
    RCR Tomlinson, Ltd.                                         7,448   12,137             0.0%
    Reject Shop, Ltd. (The)                                     2,597   21,180             0.0%
*   Resolute Mining, Ltd.                                      75,817   20,256             0.0%
    Retail Food Group, Ltd.                                     9,333   30,620             0.0%
    Ridley Corp., Ltd.                                         58,051   54,041             0.0%
#   Santos, Ltd.                                               93,402  385,576             0.2%
*   Saracen Mineral Holdings, Ltd.                             90,585   37,344             0.0%
    Select Harvests, Ltd.                                       1,699   12,241             0.0%
#   Seven Group Holdings, Ltd.                                 19,812   70,853             0.0%
    Seven West Media, Ltd.                                    174,143   83,370             0.1%
    Sigma Pharmaceuticals, Ltd.                               103,482   61,404             0.0%
    Sims Metal Management, Ltd.                                19,734  137,311             0.1%
    Southern Cross Media Group, Ltd.                           91,893   63,794             0.0%
    STW Communications Group, Ltd.                             45,871   24,248             0.0%
    Sunland Group, Ltd.                                        37,093   42,019             0.0%
    Tassal Group, Ltd.                                         20,802   62,494             0.0%
    Ten Network Holdings, Ltd.(BYSRMT3)                        27,669    2,960             0.0%
*   Ten Network Holdings, Ltd.(6108373)                       146,248   17,137             0.0%
    TFS Corp., Ltd.                                            20,403   25,469             0.0%
    Tox Free Solutions, Ltd.                                   12,725   26,056             0.0%
*   Transfield Services, Ltd.                                  83,155   58,993             0.0%
    Transpacific Industries Group, Ltd.                       276,072  132,735             0.1%
    Treasury Wine Estates, Ltd.                                78,127  391,030             0.2%
#   UGL, Ltd.                                                   7,704   12,410             0.0%
    UXC, Ltd.                                                  39,672   33,835             0.0%
    Villa World, Ltd.                                           8,923   12,666             0.0%
    Village Roadshow, Ltd.                                     22,217  118,368             0.1%
*   Virgin Australia Holdings, Ltd.                           192,840   65,836             0.0%
    Virtus Health, Ltd.                                         6,908   30,912             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
AUSTRALIA -- (Continued)
    Western Areas, Ltd.                                        14,148 $   23,841             0.0%
#*  Whitehaven Coal, Ltd.                                      89,281     64,117             0.0%
#   WorleyParsons, Ltd.                                        28,275    130,446             0.1%
                                                                      ----------             ---
TOTAL AUSTRALIA                                                        9,820,546             4.3%
                                                                      ----------             ---
AUSTRIA -- (0.7%)
    Agrana Beteiligungs AG                                        658     59,593             0.0%
    Austria Technologie & Systemtechnik AG                      2,727     46,522             0.0%
    Flughafen Wien AG                                             256     24,098             0.0%
    Mayr Melnhof Karton AG                                        337     39,794             0.0%
    Oberbank AG                                                   309     17,689             0.0%
    OMV AG                                                     14,002    372,842             0.2%
    POLYTEC Holding AG                                          1,861     14,051             0.0%
*   Raiffeisen Bank International AG                            9,497    149,861             0.1%
    Strabag SE                                                  2,668     61,162             0.0%
    UNIQA Insurance Group AG                                   10,473     97,256             0.0%
    Voestalpine AG                                             10,404    376,168             0.2%
    Wienerberger AG                                            21,092    388,876             0.2%
                                                                      ----------             ---
TOTAL AUSTRIA                                                          1,647,912             0.7%
                                                                      ----------             ---
BELGIUM -- (1.2%)
    Ackermans & van Haaren NV                                     784    119,306             0.1%
    Ageas                                                      26,755  1,179,838             0.5%
*   AGFA-Gevaert NV                                            32,750    139,602             0.1%
    Banque Nationale de Belgique                                   33    114,236             0.1%
    Barco NV                                                    1,081     70,971             0.0%
    Bekaert SA                                                  4,561    135,281             0.1%
    Cie Immobiliere de Belgique SA                                540     29,080             0.0%
*   Cie Maritime Belge SA                                       1,109     19,632             0.0%
    D'ieteren SA                                                3,006    101,661             0.0%
    Deceuninck NV                                               9,678     25,204             0.0%
    Euronav NV                                                 11,262    166,502             0.1%
#*  Nyrstar NV                                                 46,297     70,737             0.0%
*   RealDolmen                                                    138      2,494             0.0%
    Recticel SA                                                 6,513     38,915             0.0%
*   Roularta Media Group NV                                       516     11,869             0.0%
    Sioen Industries NV                                           795     15,452             0.0%
    Sipef SA                                                      539     29,111             0.0%
    Solvay SA                                                   5,327    601,797             0.2%
*   Tessenderlo Chemie NV                                       3,980    128,363             0.1%
                                                                      ----------             ---
TOTAL BELGIUM                                                          3,000,051             1.3%
                                                                      ----------             ---
BRAZIL -- (1.1%)
    Aliansce Shopping Centers SA                                6,800     18,422             0.0%
*   B2W Cia Digital                                            12,581     47,518             0.0%
    BM&FBovespa SA                                            257,800    762,260             0.3%
    Cia Siderurgica Nacional SA                                67,900     76,365             0.0%
    Cosan SA Industria e Comercio                              20,300    130,003             0.1%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes    36,200     84,077             0.1%
    Duratex SA                                                 57,300     95,059             0.1%
    Estacio Participacoes SA                                   30,700    123,103             0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
BRAZIL -- (Continued)
    Even Construtora e Incorporadora SA                        28,100 $   29,138             0.0%
    Ez Tec Empreendimentos e Participacoes SA                   8,000     26,334             0.0%
    Fleury SA                                                  11,600     49,296             0.0%
*   Gafisa SA                                                  73,100     47,379             0.0%
    Gerdau SA                                                  14,800     15,729             0.0%
    Guararapes Confeccoes SA                                    1,400     17,605             0.0%
    Iguatemi Empresa de Shopping Centers SA                    11,300     62,452             0.0%
    Iochpe Maxion SA                                            7,100     29,444             0.0%
    Kroton Educacional SA                                     178,300    455,576             0.2%
*   Magnesita Refratarios SA                                   17,200     11,604             0.0%
    MRV Engenharia e Participacoes SA                          49,700     95,590             0.1%
    Porto Seguro SA                                            17,500    146,669             0.1%
    QGEP Participacoes SA                                      14,500     22,404             0.0%
    Santos Brasil Participacoes SA                              4,200     15,563             0.0%
    Sao Martinho SA                                             6,100     70,236             0.0%
    SLC Agricola SA                                            10,400     46,413             0.0%
    Sul America SA                                             34,419    168,872             0.1%
                                                                      ----------             ---
TOTAL BRAZIL                                                           2,647,111             1.2%
                                                                      ----------             ---
CANADA -- (5.4%)
    Acadian Timber Corp.                                          800     11,190             0.0%
*   Advantage Oil & Gas, Ltd.                                  36,000    200,153             0.1%
    Aecon Group, Inc.                                          11,100    128,266             0.1%
    AGF Management, Ltd. Class B                               13,600     56,476             0.0%
    AGT Food & Ingredients, Inc.                                1,100     24,589             0.0%
*   Alacer Gold Corp.                                          28,700     55,749             0.0%
    Alamos Gold, Inc. Class A                                  14,500     55,778             0.0%
    Algoma Central Corp.                                        1,800     21,103             0.0%
    Algonquin Power & Utilities Corp.                          25,000    192,911             0.1%
    Andrew Peller, Ltd. Class A                                   800     11,135             0.0%
*   Argonaut Gold, Inc.                                        14,900     15,383             0.0%
*   Athabasca Oil Corp.                                        27,310     32,582             0.0%
*   ATS Automation Tooling Systems, Inc.                       12,000    126,369             0.1%
#   AutoCanada, Inc.                                            2,100     50,878             0.0%
*   B2Gold Corp.                                              133,000    143,415             0.1%
#*  Ballard Power Systems, Inc.                                13,200     19,685             0.0%
*   Bankers Petroleum, Ltd.                                    42,000     70,664             0.0%
    Baytex Energy Corp.                                         2,600     10,578             0.0%
#*  Bellatrix Exploration, Ltd.                                22,400     36,831             0.0%
*   Birchcliff Energy, Ltd.                                    14,500     63,207             0.0%
    Black Diamond Group, Ltd.                                   3,000     19,295             0.0%
*   BlackPearl Resources, Inc.                                 43,500     29,275             0.0%
    Bonavista Energy Corp.                                     19,200     42,876             0.0%
    Bonterra Energy Corp.                                       3,200     53,129             0.0%
    Boralex, Inc. Class A                                       4,500     47,905             0.0%
    Canaccord Genuity Group, Inc.                              16,400     63,588             0.0%
*   Canacol Energy, Ltd.                                       16,200     37,539             0.0%
    Canadian Oil Sands, Ltd.                                   67,000    505,728             0.2%
    Canadian Western Bank                                       8,990    172,774             0.1%
    Canam Group, Inc.                                           6,900     79,944             0.1%
*   Canfor Corp.                                                9,400    132,992             0.1%
    Canfor Pulp Products, Inc.                                  4,000     41,634             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
CANADA -- (Continued)
    Canyon Services Group, Inc.                                 8,200 $ 30,603             0.0%
    Capstone Infrastructure Corp.                              16,700   40,869             0.0%
*   Capstone Mining Corp.                                      58,500   29,975             0.0%
    Cascades, Inc.                                             17,400  124,020             0.1%
    CCL Industries, Inc. Class B                                  400   56,669             0.0%
*   Celestica, Inc.                                             2,300   25,786             0.0%
    Centerra Gold, Inc.                                        21,761  122,485             0.1%
*   Cequence Energy, Ltd.                                      27,500    9,674             0.0%
    Cervus Equipment Corp.                                      1,000   11,563             0.0%
    Chesswood Group, Ltd.                                       1,300   11,234             0.0%
*   China Gold International Resources Corp., Ltd.             27,500   36,804             0.0%
    Clarke, Inc.                                                1,400   10,996             0.0%
*   Claude Resources, Inc.                                     33,500   18,446             0.0%
    Cogeco, Inc.                                                1,200   50,860             0.0%
    COM DEV International, Ltd.                                 2,900   12,553             0.0%
    Corus Entertainment, Inc. Class B                           6,000   57,219             0.0%
    Cott Corp.                                                 10,800  112,741             0.1%
    Crescent Point Energy Corp.                                 3,100   42,247             0.0%
*   Crew Energy, Inc.                                          24,600   83,718             0.1%
*   Delphi Energy Corp.                                        28,000   15,632             0.0%
#*  Denison Mines Corp.                                        61,500   24,927             0.0%
*   Detour Gold Corp.                                          21,762  241,985             0.1%
*   Dominion Diamond Corp.(257287102)                           3,997   42,208             0.0%
    Dominion Diamond Corp.(B95LX89)                             8,000   84,613             0.1%
    Dorel Industries, Inc. Class B                              6,200  157,655             0.1%
*   Dundee Precious Metals, Inc.                               13,100   17,332             0.0%
    Eldorado Gold Corp.                                       100,198  350,187             0.2%
    Enbridge Income Fund Holdings, Inc.                         7,999  196,610             0.1%
*   Endeavour Mining Corp.                                     82,000   42,643             0.0%
*   Endeavour Silver Corp.                                     12,800   21,144             0.0%
    Enerflex, Ltd.                                              8,670   83,677             0.1%
    Enerplus Corp.                                             12,100   57,095             0.0%
    Ensign Energy Services, Inc.                               19,962  125,488             0.1%
    Equitable Group, Inc.                                       1,000   44,371             0.0%
*   Essential Energy Services Trust                            18,500    9,621             0.0%
    Exchange Income Corp.                                         600   11,389             0.0%
    Finning International, Inc.                                24,100  385,202             0.2%
*   First Majestic Silver Corp.                                11,200   37,002             0.0%
    First Quantum Minerals, Ltd.                               14,700   78,469             0.1%
*   Fortuna Silver Mines, Inc.                                 15,615   40,721             0.0%
#   Genworth MI Canada, Inc.                                    5,800  143,403             0.1%
    Gibson Energy, Inc.                                        13,561  180,765             0.1%
    GMP Capital, Inc.                                           4,700   14,665             0.0%
*   Gran Tierra Energy, Inc.                                   30,622   74,002             0.0%
    Granite Oil Corp.                                           3,100   17,662             0.0%
*   Heroux-Devtek, Inc.                                         4,600   42,918             0.0%
#   Home Capital Group, Inc.                                    7,298  177,762             0.1%
    Horizon North Logistics, Inc.                              15,100   25,983             0.0%
    HudBay Minerals, Inc.                                      39,500  205,112             0.1%
    Hudson's Bay Co.                                           12,400  215,549             0.1%
*   IAMGOLD Corp.                                              48,000   86,632             0.1%
*   Imperial Metals Corp.                                       3,200   19,382             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
CANADA -- (Continued)
*   Interfor Corp.                                             6,200 $ 58,890             0.0%
    Intertape Polymer Group, Inc.                              3,300   37,048             0.0%
#*  Ithaca Energy, Inc.                                       61,500   42,329             0.0%
*   Kingsway Financial Services, Inc.                          2,200    9,169             0.0%
*   Kinross Gold Corp.                                        98,987  199,094             0.1%
*   Kirkland Lake Gold, Inc.                                   9,000   38,200             0.0%
*   Lake Shore Gold Corp.                                     65,100   57,752             0.0%
    Laurentian Bank of Canada                                  6,100  247,107             0.1%
#   Lightstream Resources, Ltd.                               32,000    9,299             0.0%
    Linamar Corp.                                              2,800  162,719             0.1%
    Liquor Stores N.A., Ltd.                                   3,700   34,408             0.0%
*   Lundin Mining Corp.                                       89,311  301,209             0.1%
    Major Drilling Group International, Inc.                   9,900   31,420             0.0%
    Mandalay Resources Corp.                                  53,311   33,024             0.0%
    Martinrea International, Inc.                             12,600  106,863             0.1%
*   MEG Energy Corp.                                           2,500   20,801             0.0%
*   Mitel Networks Corp.                                       9,400   73,541             0.0%
    Nevsun Resources, Ltd.                                    23,108   69,098             0.0%
*   New Gold, Inc.                                            58,199  144,207             0.1%
    Newalta Corp.                                              6,800   38,795             0.0%
    Norbord, Inc.                                                600   11,338             0.0%
*   NuVista Energy, Ltd.                                      20,100   71,017             0.0%
    OceanaGold Corp.                                          58,100  111,081             0.1%
    Osisko Gold Royalties, Ltd.                               11,700  121,510             0.1%
#   Pacific Exploration and Production Corp.                  36,400   70,985             0.0%
*   Painted Pony Petroleum, Ltd.                              12,705   43,335             0.0%
    Pan American Silver Corp.                                 22,998  174,472             0.1%
*   Parex Resources, Inc.                                     15,900  119,408             0.1%
#   Pengrowth Energy Corp.                                    21,500   21,046             0.0%
    Pizza Pizza Royalty Corp.                                  3,600   37,663             0.0%
#   Precision Drilling Corp.                                  48,100  191,282             0.1%
*   Primero Mining Corp.                                      21,600   49,722             0.0%
*   QLT, Inc.                                                  7,700   21,140             0.0%
    Reitmans Canada, Ltd. Class A                              5,800   21,557             0.0%
*   Richmont Mines, Inc.                                       7,100   21,611             0.0%
*   RMP Energy, Inc.                                          12,500   17,112             0.0%
    Rocky Mountain Dealerships, Inc.                           2,700   14,124             0.0%
#   Rogers Sugar, Inc.                                        11,100   34,465             0.0%
    RONA, Inc.                                                23,000  240,096             0.1%
    Russel Metals, Inc.                                        8,700  135,730             0.1%
*   Sandstorm Gold, Ltd.                                      11,783   30,908             0.0%
*   Sandvine Corp.                                            13,900   28,489             0.0%
#   Savanna Energy Services Corp.                             16,400   14,549             0.0%
    Secure Energy Services, Inc.                              12,500   83,072             0.1%
*   SEMAFO, Inc.                                              36,133   82,070             0.1%
    Sherritt International Corp.                              54,700   34,303             0.0%
#*  Sierra Wireless, Inc.                                      6,100  152,127             0.1%
*   Silver Standard Resources, Inc.                            9,500   65,460             0.0%
    SNC-Lavalin Group, Inc.                                   18,657  597,977             0.3%
#   Sprott, Inc.                                              20,200   39,856             0.0%
*   SunOpta, Inc.                                              7,281   39,172             0.0%
    Surge Energy, Inc.                                        29,600   66,552             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
CANADA -- (Continued)
    Tahoe Resources, Inc.                                        20,904 $   174,548             0.1%
    Teck Resources, Ltd. Class B                                 14,798      86,688             0.1%
*   Teranga Gold Corp.                                           54,000      22,300             0.0%
*   Thompson Creek Metals Co., Inc.                              32,500      15,658             0.0%
    TMX Group, Ltd.                                               4,647     163,939             0.1%
    TORC Oil & Gas, Ltd.                                         11,800      59,830             0.0%
    Torstar Corp. Class B                                         9,900      30,663             0.0%
    Total Energy Services, Inc.                                   4,700      52,729             0.0%
    TransAlta Corp.                                              29,709     138,594             0.1%
    Transcontinental, Inc. Class A                               11,500     177,214             0.1%
    TransGlobe Energy Corp.                                      11,399      31,034             0.0%
#   Trilogy Energy Corp.                                          5,400      18,171             0.0%
    Trinidad Drilling, Ltd.                                      27,100      47,046             0.0%
    Uni-Select, Inc.                                                400      19,823             0.0%
    Veresen, Inc.                                                13,873     120,736             0.1%
    Wajax Corp.                                                   2,100      38,528             0.0%
    West Fraser Timber Co., Ltd.                                  6,700     237,082             0.1%
    Western Energy Services Corp.                                 8,900      28,110             0.0%
    Western Forest Products, Inc.                                47,888      70,682             0.0%
    Westjet Airlines, Ltd.                                        2,556      47,304             0.0%
    Wi-Lan, Inc.                                                 24,899      46,271             0.0%
*   Xtreme Drilling & Coil Services Corp.                         8,400      12,912             0.0%
    Yamana Gold, Inc.                                            14,900      32,589             0.0%
*   Yellow Pages, Ltd.                                            2,400      31,074             0.0%
                                                                        -----------             ---
TOTAL CANADA                                                             12,895,616             5.7%
                                                                        -----------             ---
CHILE -- (0.2%)
    CAP SA                                                       14,327      37,897             0.0%
*   Cia Sud Americana de Vapores SA                             986,754      23,935             0.0%
    Corpbanca SA                                              6,370,267      58,424             0.0%
    Empresa Nacional de Telecomunicaciones SA                    13,302     123,174             0.1%
    Inversiones Aguas Metropolitanas SA                          56,424      80,346             0.1%
*   Latam Airlines Group SA Sponsored ADR                         7,188      39,606             0.0%
    Ripley Corp. SA                                              31,800      10,528             0.0%
    Salfacorp SA                                                 22,155      12,138             0.0%
    Sigdo Koppers SA                                             10,535      12,666             0.0%
    Sociedad Matriz SAAM SA                                     127,414       8,307             0.0%
                                                                        -----------             ---
TOTAL CHILE                                                                 407,021             0.2%
                                                                        -----------             ---
CHINA -- (5.9%)
    361 Degrees International, Ltd.                              86,000      30,517             0.0%
#   Agile Property Holdings, Ltd.                               218,000     118,391             0.1%
    Ajisen China Holdings, Ltd.                                  62,000      29,651             0.0%
    AMVIG Holdings, Ltd.                                         64,000      29,655             0.0%
    Angang Steel Co., Ltd. Class H                              184,000      76,459             0.1%
*   Anton Oilfield Services Group                               160,000      21,378             0.0%
    Asia Cement China Holdings Corp.                             30,500       9,554             0.0%
    AVIC International Holdings, Ltd. Class H                    46,000      26,111             0.0%
    Bank of Chongqing Co., Ltd. Class H                          61,500      46,260             0.0%
    Baoxin Auto Group, Ltd.                                      94,000      38,810             0.0%
    Baoye Group Co., Ltd. Class H                                46,000      31,680             0.0%
    Beijing Capital Land, Ltd. Class H                          124,000      59,664             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
CHINA -- (Continued)
    Beijing North Star Co., Ltd. Class H                      176,000 $ 57,274             0.0%
#*  Beijing Properties Holdings, Ltd.                         108,000    7,636             0.0%
    Bosideng International Holdings, Ltd.                     338,000   32,619             0.0%
    Boyaa Interactive International, Ltd.                      61,000   26,240             0.0%
*   BYD Electronic International Co., Ltd.                    131,500   85,939             0.1%
    C C Land Holdings, Ltd.                                   172,000   43,996             0.0%
    CECEP COSTIN New Materials Group, Ltd.                    147,000   21,905             0.0%
    Central China Real Estate, Ltd.                           135,000   27,109             0.0%
#   Century Sunshine Group Holdings, Ltd.                     300,000   24,650             0.0%
    Changshouhua Food Co., Ltd.                                36,000   21,705             0.0%
*   Chaowei Power Holdings, Ltd.                               71,000   45,617             0.0%
    China Aerospace International Holdings, Ltd.              418,000   60,600             0.0%
#*  China Agri-Industries Holdings, Ltd.                      386,000  141,707             0.1%
    China All Access Holdings, Ltd.                           138,000   47,030             0.0%
    China Aoyuan Property Group, Ltd.                         135,000   30,019             0.0%
    China BlueChemical, Ltd. Class H                          218,000   64,737             0.0%
    China Communications Services Corp., Ltd. Class H         350,000  139,503             0.1%
*   China Daye Non-Ferrous Metals Mining, Ltd.                174,000    3,285             0.0%
*   China Dynamics Holdings, Ltd.                             520,000   35,968             0.0%
    China Financial Services Holdings, Ltd.                   244,000   17,214             0.0%
    China Galaxy Securities Co., Ltd. Class H                 508,500  440,134             0.2%
    China Harmony New Energy Auto Holding, Ltd.               111,000   73,893             0.1%
*   China High Speed Transmission Equipment Group Co., Ltd.   135,000  120,313             0.1%
#   China Hongqiao Group, Ltd.                                209,500  108,813             0.1%
*   China Household Holdings, Ltd.                            470,000   15,435             0.0%
*   China Huiyuan Juice Group, Ltd.                           110,500   49,712             0.0%
    China Jinmao Holdings Group, Ltd.                         492,000  135,509             0.1%
    China Merchants Holdings International Co., Ltd.          120,000  397,748             0.2%
    China Modern Dairy Holdings, Ltd.                         325,000   97,342             0.1%
    China National Building Material Co., Ltd. Class H        442,000  273,490             0.1%
    China National Materials Co., Ltd. Class H                134,000   32,149             0.0%
#*  China Oil & Gas Group, Ltd.                               580,000   40,296             0.0%
#   China Overseas Grand Oceans Group, Ltd.                   142,000   45,051             0.0%
#*  China Precious Metal Resources Holdings Co., Ltd.         626,000   27,321             0.0%
*   China Properties Group, Ltd.                               48,000    9,886             0.0%
    China Resources Beer Holdings Company, Ltd.               188,000  354,492             0.2%
#   China Resources Cement Holdings, Ltd.                     296,000  119,448             0.1%
#*  China Sanjiang Fine Chemicals Co., Ltd.                    60,000   12,648             0.0%
    China SCE Property Holdings, Ltd.                         145,000   31,770             0.0%
    China Shineway Pharmaceutical Group, Ltd.                  38,000   49,275             0.0%
#   China Singyes Solar Technologies Holdings, Ltd.            55,000   43,061             0.0%
#   China South City Holdings, Ltd.                           398,000   94,917             0.1%
    China Travel International Investment Hong Kong, Ltd.     356,000  160,906             0.1%
    China Yongda Automobiles Services Holdings, Ltd.           44,000   20,535             0.0%
#*  China Yurun Food Group, Ltd.                              166,000   35,351             0.0%
    China ZhengTong Auto Services Holdings, Ltd.              106,500   47,661             0.0%
    Chongqing Machinery & Electric Co., Ltd. Class H          186,000   26,471             0.0%
    Chongqing Rural Commercial Bank Co., Ltd. Class H         393,000  244,795             0.1%
    CIFI Holdings Group Co., Ltd.                             332,000   70,850             0.0%
#   CIMC Enric Holdings, Ltd.                                  56,000   36,937             0.0%
#*  CITIC Dameng Holdings, Ltd.                               249,000   20,764             0.0%
#*  CITIC Resources Holdings, Ltd.                            316,000   47,082             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                               SHARES   VALUE++  OF NET ASSETS**
                                                              --------- -------- ---------------
CHINA -- (Continued)
*   Citychamp Watch & Jewellery Group, Ltd.                     160,000 $ 24,798             0.0%
    Comba Telecom Systems Holdings, Ltd.                        223,300   45,864             0.0%
    Concord New Energy Group, Ltd.                              490,000   33,282             0.0%
*   Coolpad Group, Ltd.                                         316,000   55,135             0.0%
    Country Garden Holdings Co., Ltd.                           864,000  328,177             0.2%
    CPMC Holdings, Ltd.                                          49,000   27,408             0.0%
    Da Ming International Holdings, Ltd.                         78,000   21,969             0.0%
#   Dah Chong Hong Holdings, Ltd.                               144,000   65,230             0.0%
#*  Daphne International Holdings, Ltd.                         120,000   21,296             0.0%
    Digital China Holdings, Ltd.                                123,000  125,173             0.1%
    Dongyue Group, Ltd.                                         141,000   38,414             0.0%
    EVA Precision Industrial Holdings, Ltd.                     114,000   27,338             0.0%
    Evergrande Real Estate Group, Ltd.                          748,000  567,222             0.3%
    Fantasia Holdings Group Co., Ltd.                           189,000   22,314             0.0%
    Far East Horizon, Ltd.                                      283,000  235,392             0.1%
#   Fufeng Group, Ltd.                                          109,000   57,702             0.0%
    Future Land Development Holdings, Ltd.                      206,000   31,764             0.0%
#*  GCL-Poly Energy Holdings, Ltd.                            1,525,000  316,944             0.2%
*   Glorious Property Holdings, Ltd.                            463,000   59,643             0.0%
    Goldlion Holdings, Ltd.                                      60,000   25,355             0.0%
    GOME Electrical Appliances Holding, Ltd.                  1,669,000  304,976             0.2%
*   Greentown China Holdings, Ltd.                               79,500   69,230             0.0%
    Guangdong Yueyun Transportation Co., Ltd. Class H            22,000   14,894             0.0%
    Guangzhou R&F Properties Co., Ltd. Class H                  137,200  135,989             0.1%
#   Harbin Electric Co., Ltd. Class H                            82,000   48,567             0.0%
    Hengdeli Holdings, Ltd.                                     288,000   43,234             0.0%
#   Hilong Holding, Ltd.                                         95,000   20,074             0.0%
*   Honghua Group, Ltd.                                         353,000   28,598             0.0%
*   Hopson Development Holdings, Ltd.                           102,000   86,179             0.1%
#   Hua Han Bio-Pharmaceutical Holdings, Ltd. Class H           340,000   49,299             0.0%
    Huabao International Holdings, Ltd.                         267,000  111,330             0.1%
    Huishang Bank Corp., Ltd. Class H                           158,000   67,678             0.0%
    Hydoo International Holding, Ltd.                            92,000   14,200             0.0%
#   Intime Retail Group Co., Ltd.                               165,000  181,824             0.1%
    Jiangnan Group, Ltd.                                        280,000   64,118             0.0%
    Jiangxi Copper Co., Ltd. Class H                            201,000  264,702             0.1%
    Ju Teng International Holdings, Ltd.                        100,000   54,560             0.0%
    Kingboard Chemical Holdings, Ltd.                            90,000  126,924             0.1%
    Kingboard Laminates Holdings, Ltd.                          107,000   44,428             0.0%
    Kunlun Energy Co., Ltd.                                     392,000  319,514             0.2%
    KWG Property Holding, Ltd.                                  163,500  117,476             0.1%
    Le Saunda Holdings, Ltd.                                     46,000   12,263             0.0%
    Lee & Man Paper Manufacturing, Ltd.                         209,000  129,847             0.1%
#   Logan Property Holdings Co., Ltd.                           142,000   59,592             0.0%
    Lonking Holdings, Ltd.                                      233,000   37,370             0.0%
    Maoye International Holdings, Ltd.                          188,000   23,847             0.0%
*   MIE Holdings Corp.                                          128,000   16,948             0.0%
    Minmetals Land, Ltd.                                         76,000    7,810             0.0%
    Minth Group, Ltd.                                            36,000   74,591             0.1%
#*  MMG, Ltd.                                                   164,000   36,243             0.0%
    New World China Land, Ltd.                                  356,000  236,171             0.1%
    New World Department Store China, Ltd.                      124,000   20,655             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                               SHARES   VALUE++  OF NET ASSETS**
                                                              --------- -------- ---------------
CHINA -- (Continued)
    Nine Dragons Paper Holdings, Ltd.                           249,000 $164,300             0.1%
    Overseas Chinese Town Asia Holdings, Ltd.                    50,000   22,521             0.0%
    Parkson Retail Group, Ltd.                                  179,500   26,451             0.0%
#   Poly Property Group Co., Ltd.                               334,000  108,127             0.1%
*   Pou Sheng International Holdings, Ltd.                      242,000   38,565             0.0%
    Powerlong Real Estate Holdings, Ltd.                        210,000   41,310             0.0%
#*  PW Medtech Group, Ltd.                                      114,000   23,830             0.0%
*   Renhe Commercial Holdings Co., Ltd.                       2,154,000  112,232             0.1%
*   Sany Heavy Equipment International Holdings Co., Ltd.       111,000   26,959             0.0%
    Shandong Chenming Paper Holdings, Ltd. Class H               62,000   34,608             0.0%
    Shanghai Industrial Holdings, Ltd.                           76,000  199,003             0.1%
    Shanghai Industrial Urban Development Group, Ltd.           176,000   34,152             0.0%
#   Shanghai Jin Jiang International Hotels Group Co., Ltd.
      Class H                                                   176,000   54,567             0.0%
    Shanghai Prime Machinery Co., Ltd. Class H                  150,000   26,160             0.0%
    Shenguan Holdings Group, Ltd.                               186,000   26,810             0.0%
    Shenzhen International Holdings, Ltd.                       160,500  244,558             0.1%
    Shenzhen Investment, Ltd.                                   420,000  169,913             0.1%
    Shimao Property Holdings, Ltd.                              212,500  370,527             0.2%
*   Shougang Concord International Enterprises Co., Ltd.        564,000   23,518             0.0%
    Shougang Fushan Resources Group, Ltd.                       290,000   38,382             0.0%
#   Shui On Land, Ltd.                                          508,000  139,775             0.1%
*   Shunfeng International Clean Energy, Ltd.                   238,000   76,040             0.1%
*   Sino Oil And Gas Holdings, Ltd.                           1,290,000   31,819             0.0%
    Sino-Ocean Land Holdings, Ltd.                              517,000  298,499             0.1%
#   Sinofert Holdings, Ltd.                                     256,000   44,967             0.0%
    Sinopec Kantons Holdings, Ltd.                              136,000   76,763             0.1%
    Sinotrans, Ltd. Class H                                     279,000  151,857             0.1%
    Sinotruk Hong Kong, Ltd.                                     84,500   35,172             0.0%
    SITC International Holdings Co., Ltd.                       138,000   70,656             0.0%
    Skyworth Digital Holdings, Ltd.                             282,000  208,702             0.1%
    SOHO China, Ltd.                                            254,500  131,208             0.1%
    Springland International Holdings, Ltd.                     154,000   38,367             0.0%
    Sunac China Holdings, Ltd.                                  300,000  184,371             0.1%
#   TCC International Holdings, Ltd.                            250,000   49,535             0.0%
#   TCL Multimedia Technology Holdings, Ltd.                     50,000   22,334             0.0%
    Texhong Textile Group, Ltd.                                  23,500   17,430             0.0%
    Tian Shan Development Holdings, Ltd.                         62,000   25,997             0.0%
#   Tiangong International Co., Ltd.                            156,000   14,435             0.0%
    Tianjin Port Development Holdings, Ltd.                     224,000   37,140             0.0%
*   Tianneng Power International, Ltd.                           94,000   68,047             0.0%
    Top Spring International Holdings, Ltd.                      24,000    9,987             0.0%
    TPV Technology, Ltd.                                        168,000   24,597             0.0%
#   Trigiant Group, Ltd.                                        120,000   25,294             0.0%
#   Truly International Holdings, Ltd.                          236,000   56,228             0.0%
*   United Energy Group, Ltd.                                   206,000   27,786             0.0%
    V1 Group, Ltd.                                              382,000   28,940             0.0%
    Welling Holding, Ltd.                                       142,000   23,727             0.0%
    West China Cement, Ltd.                                     248,000   42,319             0.0%
#*  Wumart Stores, Inc. Class H                                  59,000   42,093             0.0%
*   Wuzhou International Holdings, Ltd.                         200,000   30,932             0.0%
    Xiamen International Port Co., Ltd. Class H                 120,000   30,653             0.0%
*   Xinchen China Power Holdings, Ltd.                           97,000   23,218             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
CHINA -- (Continued)
    Xingda International Holdings, Ltd.                       122,000 $    26,788             0.0%
    Xinhua Winshare Publishing and Media Co., Ltd. Class H     50,000      42,045             0.0%
    XTEP International Holdings, Ltd.                          73,500      38,056             0.0%
*   Yanchang Petroleum International, Ltd.                    360,000      11,407             0.0%
#   Yanzhou Coal Mining Co., Ltd. Class H                     298,000     143,084             0.1%
    Yingde Gases Group Co., Ltd.                              164,500      73,100             0.0%
    Yip's Chemical Holdings, Ltd.                              28,000      11,488             0.0%
    Youyuan International Holdings, Ltd.                       45,000      14,910             0.0%
    Yuanda China Holdings, Ltd.                               150,000       7,041             0.0%
    Yuexiu Property Co., Ltd.                                 986,000     169,878             0.1%
#   Yuzhou Properties Co., Ltd.                               162,000      38,626             0.0%
#   Zhaojin Mining Industry Co., Ltd. Class H                 148,500      83,690             0.1%
    Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H    30,800      14,161             0.0%
#   Zhongsheng Group Holdings, Ltd.                            65,500      27,139             0.0%
                                                                      -----------             ---
TOTAL CHINA                                                            14,267,283             6.3%
                                                                      -----------             ---
COLOMBIA -- (0.0%)
    Almacenes Exito SA                                          5,087      22,933             0.0%
                                                                      -----------             ---
DENMARK -- (1.4%)
    ALK-Abello A.S.                                               653      71,028             0.0%
    Alm Brand A.S.                                             18,735     106,136             0.0%
*   Bang & Olufsen A.S.                                         1,814      11,933             0.0%
    BankNordik P/F                                                655      13,612             0.0%
    Brodrene Hartmann A.S.                                        355      12,516             0.0%
#*  D/S Norden A.S.                                             3,483      69,448             0.0%
    DFDS A.S.                                                   4,565     138,641             0.1%
#   FLSmidth & Co. A.S.                                         4,142     156,794             0.1%
    GN Store Nord A.S.                                         12,167     221,922             0.1%
*   H+H International A.S. Class B                              1,748      14,405             0.0%
    IC Group A.S.                                                 716      19,714             0.0%
    ISS A.S.                                                   16,131     567,428             0.3%
*   Jyske Bank A.S.                                             8,345     407,065             0.2%
    NKT Holding A.S.                                            2,047     111,400             0.1%
    Nordjyske Bank A.S.                                         1,138      18,859             0.0%
    PER Aarsleff A.S. Class B                                     298     100,007             0.0%
    Ringkjoebing Landbobank A.S.                                  120      25,702             0.0%
    Rockwool International A.S. Class A                           251      39,183             0.0%
    Rockwool International A.S. Class B                           863     135,212             0.1%
    RTX A.S.                                                      996      12,855             0.0%
*   Santa Fe Group A.S.                                         1,915      15,218             0.0%
    Schouw & Co.                                                2,455     128,287             0.1%
    Solar A.S. Class B                                            686      41,839             0.0%
    Spar Nord Bank A.S.                                        10,205      97,751             0.0%
    Sydbank A.S.                                                9,644     317,228             0.1%
    TDC A.S.                                                   64,720     338,349             0.2%
*   TK Development A.S.                                        11,092      13,501             0.0%
    Vestas Wind Systems A.S.                                    3,225     188,031             0.1%
                                                                      -----------             ---
TOTAL DENMARK                                                           3,394,064             1.5%
                                                                      -----------             ---
FINLAND -- (1.8%)
    Aktia Bank Oyj                                              1,127      13,588             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
FINLAND -- (Continued)
    Atria Oyj                                                  1,348 $   12,230             0.0%
*   Biotie Therapies Oyj                                      62,009     10,635             0.0%
    Cargotec Oyj Class B                                       5,496    195,923             0.1%
    Cramo Oyj                                                  3,962     72,755             0.0%
*   Finnair Oyj                                               10,270     42,463             0.0%
*   Finnlines Oyj                                              4,453     85,101             0.1%
    Fiskars Oyj Abp                                            3,501     72,485             0.0%
    HKScan Oyj Class A                                         4,896     19,703             0.0%
    Huhtamaki Oyj                                             12,208    430,690             0.2%
    Kemira Oyj                                                17,196    203,678             0.1%
    Kesko Oyj Class A                                            572     17,646             0.0%
    Kesko Oyj Class B                                          9,007    287,542             0.1%
    Metsa Board Oyj                                           34,502    219,509             0.1%
    Metso Oyj                                                    352      8,618             0.0%
    Neste Oyj                                                 18,341    447,199             0.2%
    Okmetic Oyj                                                2,370     18,020             0.0%
*   Oriola-KD Oyj Class B                                      6,265     30,614             0.0%
#*  Outokumpu Oyj                                             23,275     79,034             0.1%
#   Outotec Oyj                                                2,274      7,822             0.0%
    Raisio Oyj Class V                                        14,254     67,138             0.0%
    Ramirent Oyj                                               1,932     15,016             0.0%
#   Sanoma Oyj                                                12,729     55,804             0.0%
*   Stockmann Oyj Abp Class B                                  5,888     45,873             0.0%
    Stora Enso Oyj Class R                                    61,456    570,078             0.3%
    Teleste Oyj                                                  624      5,965             0.0%
    Tikkurila Oyj                                              1,305     23,954             0.0%
    UPM-Kymmene Oyj                                           59,550  1,114,834             0.5%
    Valmet OYJ                                                 9,454     99,502             0.1%
    YIT Oyj                                                   12,604     66,436             0.0%
                                                                     ----------             ---
TOTAL FINLAND                                                         4,339,855             1.9%
                                                                     ----------             ---
FRANCE -- (3.8%)
#*  Air France-KLM                                            18,504    135,376             0.1%
    Albioma SA                                                 2,173     35,326             0.0%
    Arkema SA                                                  8,266    604,068             0.3%
    Aubay                                                        561      9,828             0.0%
    Axway Software SA                                            573     15,269             0.0%
    Bollore SA                                                46,315    228,955             0.1%
    Bonduelle SCA                                              1,622     40,409             0.0%
    Burelle SA                                                    83     61,152             0.0%
    Casino Guichard Perrachon SA                               1,368     78,598             0.1%
*   Cegedim SA                                                   423     14,968             0.0%
    Cegid Group SA                                               520     24,452             0.0%
#*  CGG SA                                                     9,901     39,688             0.0%
    Chargeurs SA                                               3,609     30,906             0.0%
    Cie des Alpes                                                746     13,882             0.0%
    CNP Assurances                                            21,929    312,800             0.2%
*   Derichebourg SA                                           12,840     39,404             0.0%
#   Devoteam SA                                                  802     26,064             0.0%
    Eiffage SA                                                 5,864    365,336             0.2%
#*  Eramet                                                       430     16,964             0.0%
*   Esso SA Francaise                                            472     27,060             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
FRANCE -- (Continued)
    Euler Hermes Group                                           208 $ 19,522             0.0%
    Faiveley Transport SA                                        155   16,349             0.0%
    Faurecia                                                   5,739  226,854             0.1%
    Fleury Michon SA                                             176   12,589             0.0%
    GL Events                                                  1,067   20,332             0.0%
    Groupe Crit                                                  230   12,466             0.0%
*   Groupe Fnac SA                                             1,484   96,151             0.1%
    Groupe Open                                                  766   10,518             0.0%
    Guerbet                                                      340   23,061             0.0%
    Haulotte Group SA                                          2,092   29,612             0.0%
    Imerys SA                                                  4,440  303,831             0.1%
    IPSOS                                                      2,860   58,016             0.0%
    Jacquet Metal Service                                      1,998   29,132             0.0%
    Korian SA                                                  5,220  197,326             0.1%
    Lagardere SCA                                             15,859  461,424             0.2%
#*  Le Noble Age                                                 433   10,280             0.0%
    Linedata Services                                            407   13,650             0.0%
    LISI                                                       1,828   44,625             0.0%
    Maisons France Confort SA                                    133    5,806             0.0%
    Mersen                                                     1,692   31,744             0.0%
    MGI Coutier                                                1,706   30,458             0.0%
    Montupet                                                     769   60,285             0.0%
    Mr Bricolage                                                 841   11,963             0.0%
#*  Naturex                                                    1,039   73,083             0.0%
    Neopost SA                                                 1,106   27,478             0.0%
*   Nexans SA                                                  6,234  247,807             0.1%
    Nexity SA                                                  4,598  203,463             0.1%
*   NRJ Group                                                  2,238   20,769             0.0%
*   Peugeot SA                                                19,522  342,992             0.2%
*   Pierre & Vacances SA                                         790   21,622             0.0%
    Plastic Omnium SA                                          3,747  108,157             0.1%
#   Rallye SA                                                  3,853   71,246             0.0%
    Rexel SA                                                  27,642  377,253             0.2%
    Rothschild & Co.                                           2,019   57,898             0.0%
    Saft Groupe SA                                             3,014   77,687             0.1%
    Savencia SA                                                1,013   63,151             0.0%
    SCOR SE                                                   23,193  862,377             0.4%
*   Sequana SA                                                 7,954   34,213             0.0%
*   Societe des Bains de Mer et du Cercle des Etrangers a
      Monaco                                                     669   25,341             0.0%
    Societe Television Francaise 1                            15,664  201,230             0.1%
#*  SOITEC                                                    27,856   22,622             0.0%
    Sopra Steria Group                                         1,971  224,210             0.1%
    Stef SA                                                      338   24,896             0.0%
    STMicroelectronics NV                                     68,652  473,031             0.2%
    Sword Group                                                  907   23,708             0.0%
    Synergie SA                                                  716   19,157             0.0%
    Technip SA                                                10,457  544,912             0.3%
    Teleperformance                                            4,007  314,473             0.2%
    Tessi SA                                                      85   10,701             0.0%
*   Theolia SA                                                22,288   14,436             0.0%
    Trigano SA                                                 1,453   69,862             0.0%
*   UBISOFT Entertainment                                     13,884  415,983             0.2%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
FRANCE -- (Continued)
#   Vallourec SA                                               2,368 $   26,212             0.0%
    Vetoquinol SA                                                346     14,515             0.0%
    Vicat                                                      1,836    117,628             0.1%
    Vilmorin & Cie SA                                            411     28,957             0.0%
    Vranken-Pommery Monopole SA                                  634     19,999             0.0%
                                                                     ----------             ---
TOTAL FRANCE                                                          9,027,568             4.0%
                                                                     ----------             ---
GERMANY -- (4.6%)
    Aareal Bank AG                                            10,626    404,831             0.2%
    Adler Modemaerkte AG                                       1,247     14,314             0.0%
*   ADVA Optical Networking SE                                 6,515     70,524             0.0%
*   AIXTRON SE                                                13,305     84,666             0.1%
    Aurubis AG                                                 9,473    632,795             0.3%
    Axel Springer SE                                           5,619    315,786             0.2%
*   Balda AG                                                   3,816     14,392             0.0%
    Bauer AG                                                   1,881     39,707             0.0%
#   BayWa AG                                                   1,668     56,460             0.0%
    Bechtle AG                                                   353     32,581             0.0%
    Bijou Brigitte AG                                            546     30,323             0.0%
    Bilfinger SE                                               4,029    180,569             0.1%
#   Biotest AG                                                 1,132     17,067             0.0%
    Borussia Dortmund GmbH & Co. KGaA                         13,117     58,397             0.0%
    CANCOM SE                                                  1,933     75,828             0.0%
    CENTROTEC Sustainable AG                                     751     11,995             0.0%
    Cewe Stiftung & Co. KGAA                                     872     52,446             0.0%
    Comdirect Bank AG                                          3,911     47,327             0.0%
*   CropEnergies AG                                            2,229     13,781             0.0%
*   Deutsche Lufthansa AG                                     32,470    479,509             0.2%
    Deutz AG                                                  16,726     62,676             0.0%
    DMG Mori AG                                               10,081    400,267             0.2%
    Dr Hoenle AG                                                 568     15,637             0.0%
    Draegerwerk AG & Co. KGaA                                    206     13,203             0.0%
    Elmos Semiconductor AG                                     2,007     29,745             0.0%
    ElringKlinger AG                                           2,663     59,586             0.0%
*   Euromicron AG                                                489      4,531             0.0%
*   First Sensor AG                                            1,003     12,466             0.0%
    Fraport AG Frankfurt Airport Services Worldwide            5,047    319,993             0.2%
    Freenet AG                                                 3,347    112,907             0.1%
    Gesco AG                                                     133      9,424             0.0%
    GFK SE                                                     1,884     69,426             0.0%
    GFT Technologies SE                                        2,286     67,417             0.0%
#   Grammer AG                                                 2,557     68,190             0.0%
*   H&R AG                                                     1,674     15,125             0.0%
    Hamburger Hafen und Logistik AG                            2,100     30,375             0.0%
#*  Heidelberger Druckmaschinen AG                            38,683    111,050             0.1%
    Hochtief AG                                                1,012     94,149             0.1%
    Hornbach Baumarkt AG                                         672     24,009             0.0%
    Indus Holding AG                                           1,755     81,694             0.0%
    Isra Vision AG                                               533     31,728             0.0%
    Jenoptik AG                                                8,878    143,559             0.1%
    KION Group AG                                              8,348    376,177             0.2%
#   Kloeckner & Co. SE                                        21,008    187,132             0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
GERMANY -- (Continued)
*   Koenig & Bauer AG                                           1,814 $    56,888             0.0%
*   Kontron AG                                                  7,202      24,532             0.0%
    KSB AG                                                         44      19,394             0.0%
    KWS Saat SE                                                   322     104,110             0.1%
    Lanxess AG                                                 11,884     637,728             0.3%
    Leifheit AG                                                   386      19,977             0.0%
#   Leoni AG                                                    4,485     183,205             0.1%
#   LPKF Laser & Electronics AG                                 1,421      13,196             0.0%
#*  Manz AG                                                       268      12,371             0.0%
*   Mediclin AG                                                 5,270      20,841             0.0%
    Metro AG                                                   18,544     570,519             0.3%
    MLP AG                                                      2,291       9,957             0.0%
    Nexus AG                                                    1,356      24,404             0.0%
*   Nordex SE                                                   6,055     197,782             0.1%
#   OHB SE                                                        519      10,963             0.0%
    Osram Licht AG                                             10,289     604,625             0.3%
*   Patrizia Immobilien AG                                      1,831      50,340             0.0%
    PNE Wind AG                                                 5,875      15,277             0.0%
    Puma SE                                                       344      76,981             0.0%
#   QSC AG                                                      9,203      16,132             0.0%
    Rheinmetall AG                                              8,438     530,724             0.2%
    RWE AG                                                     10,706     148,784             0.1%
    SAF-Holland SA                                              5,511      80,435             0.0%
    Salzgitter AG                                               8,377     241,569             0.1%
    Sixt SE                                                     2,096     116,901             0.1%
*   SMA Solar Technology AG                                       319      15,378             0.0%
    Softing AG                                                  1,101      14,251             0.0%
    Software AG                                                 7,040     204,546             0.1%
    Stada Arzneimittel AG                                       8,547     325,147             0.2%
    Suedzucker AG                                              11,845     221,056             0.1%
    Surteco SE                                                    719      14,035             0.0%
*   Suss Microtec AG                                            1,554      11,794             0.0%
#   TAG Immobilien AG                                           2,590      33,525             0.0%
    Takkt AG                                                    3,704      68,785             0.0%
*   Talanx AG                                                   7,662     245,511             0.1%
    Technotrans AG                                                890      17,438             0.0%
    ThyssenKrupp AG                                            34,152     688,160             0.3%
*   Tom Tailor Holding AG                                       1,423       9,431             0.0%
*   VERBIO Vereinigte BioEnergie AG                             1,982      11,732             0.0%
    VTG AG                                                      2,005      65,418             0.0%
    Wacker Chemie AG                                            1,528     134,092             0.1%
    Wacker Neuson SE                                            4,244      59,018             0.0%
    Wincor Nixdorf AG                                           1,501      76,988             0.0%
                                                                      -----------             ---
TOTAL GERMANY                                                          10,977,704             4.8%
                                                                      -----------             ---
HONG KONG -- (2.3%)
    Agritrade Resources, Ltd.                                  65,000      13,894             0.0%
    Allied Group, Ltd.                                         16,000      76,377             0.1%
    Allied Properties HK, Ltd.                                290,000      61,924             0.0%
    APT Satellite Holdings, Ltd.                               40,500      39,897             0.0%
    Asia Financial Holdings, Ltd.                              32,000      12,374             0.0%
    Associated International Hotels, Ltd.                      12,000      33,392             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                               SHARES   VALUE++  OF NET ASSETS**
                                                              --------- -------- ---------------
HONG KONG -- (Continued)
    Bonjour Holdings, Ltd.                                      134,000 $  5,262             0.0%
    Century City International Holdings, Ltd.                   224,000   15,584             0.0%
*   Champion Technology Holdings, Ltd.                          880,000   17,195             0.0%
    Cheuk Nang Holdings, Ltd.                                    32,000   23,489             0.0%
    Chevalier International Holdings, Ltd.                       20,000   34,425             0.0%
*   China Chuanglian Education Group, Ltd.                      232,000    7,437             0.0%
*   China Energy Development Holdings, Ltd.                     690,000   13,708             0.0%
    China Metal International Holdings, Inc.                     38,000   10,075             0.0%
    Chow Sang Sang Holdings International, Ltd.                  35,000   67,997             0.0%
    Chu Kong Shipping Enterprise Group Co., Ltd.                 78,000   23,215             0.0%
    Chuang's Consortium International, Ltd.                     180,000   20,816             0.0%
    CITIC Telecom International Holdings, Ltd.                  155,000   64,257             0.0%
    CK Life Sciences Int'l Holdings, Inc.                       344,000   32,293             0.0%
*   Convoy Financial Holdings, Ltd.                             252,000   13,921             0.0%
    CSI Properties, Ltd.                                        870,000   29,082             0.0%
    Dah Sing Banking Group, Ltd.                                 45,200   85,653             0.1%
    Dah Sing Financial Holdings, Ltd.                            18,000  101,001             0.1%
    Dan Form Holdings Co., Ltd.                                 116,000   18,791             0.0%
    Emperor International Holdings, Ltd.                        270,000   52,477             0.0%
    Emperor Watch & Jewellery, Ltd.                             360,000    9,541             0.0%
#   Esprit Holdings, Ltd.                                       194,600  216,874             0.1%
*   eSun Holdings, Ltd.                                         132,000   12,068             0.0%
    Far East Consortium International, Ltd/HK                   148,000   54,004             0.0%
    FIH Mobile, Ltd.                                            321,000  153,511             0.1%
    First Pacific Co., Ltd.                                     164,000  112,433             0.1%
    First Shanghai Investments, Ltd.                             88,000   13,649             0.0%
    Fountain SET Holdings, Ltd.                                 142,000   17,695             0.0%
    G-Resources Group, Ltd.                                   2,181,000   48,736             0.0%
#   Get Nice Holdings, Ltd.                                   1,162,000   47,792             0.0%
*   Global Brands Group Holding, Ltd.                           674,000  139,737             0.1%
    Great Eagle Holdings, Ltd.                                   22,000   72,366             0.1%
    Haitong International Securities Group, Ltd.                164,000   91,258             0.1%
    Hang Lung Group, Ltd.                                       109,000  396,616             0.2%
    Hanison Construction Holdings, Ltd.                          31,918    5,856             0.0%
    Hanny Holdings, Ltd.                                        690,000   11,344             0.0%
    Harbour Centre Development, Ltd.                             17,000   28,419             0.0%
    HKR International, Ltd.                                     131,200   58,432             0.0%
    Hon Kwok Land Investment Co., Ltd.                           54,000   18,820             0.0%
    Hong Kong Ferry Holdings Co., Ltd.                           16,000   18,655             0.0%
    Hongkong & Shanghai Hotels (The)                             61,500   69,854             0.0%
    Hongkong Chinese, Ltd.                                      178,000   30,847             0.0%
    Hopewell Holdings, Ltd.                                      63,500  229,130             0.1%
    Hsin Chong Construction Group, Ltd.                         228,000   27,070             0.0%
    Hutchison Telecommunications Hong Kong Holdings, Ltd.       180,000   65,952             0.0%
*   International Standard Resources Holdings, Ltd.             350,000    7,087             0.0%
    IPE Group, Ltd.                                              75,000   10,794             0.0%
    IT, Ltd.                                                     40,000   12,214             0.0%
    Johnson Electric Holdings, Ltd.                               7,000   25,575             0.0%
    K Wah International Holdings, Ltd.                          102,000   43,897             0.0%
    Keck Seng Investments                                        22,000   19,449             0.0%
    Kerry Logistics Network, Ltd.                                66,500   98,909             0.1%
    Kerry Properties, Ltd.                                       95,000  280,603             0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
HONG KONG -- (Continued)
    Kingmaker Footwear Holdings, Ltd.                            74,000 $   17,924             0.0%
#*  Kingston Financial Group, Ltd.                              108,000     42,654             0.0%
    Kowloon Development Co., Ltd.                                77,000     87,091             0.1%
    Lai Sun Development Co., Ltd.                             2,475,000     45,161             0.0%
    Lai Sun Garment International, Ltd.                         301,000     36,920             0.0%
    Lifestyle International Holdings, Ltd.                       41,000     59,187             0.0%
    Lippo, Ltd.                                                  34,000     18,765             0.0%
    Lisi Group Holdings, Ltd.                                    88,000      6,015             0.0%
    Liu Chong Hing Investment, Ltd.                              30,000     35,439             0.0%
*   Louis XIII Holdings, Ltd.                                    35,500      8,898             0.0%
    Luk Fook Holdings International, Ltd.                        35,000     90,063             0.1%
#*  Macau Legend Development, Ltd.                              192,000     27,372             0.0%
*   Midland Holdings, Ltd.                                       76,000     33,250             0.0%
    Miramar Hotel & Investment                                   21,000     35,147             0.0%
*   Mongolian Mining Corp.                                      382,500     10,666             0.0%
#   Newocean Energy Holdings, Ltd.                               88,000     35,832             0.0%
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd.      160,000     12,105             0.0%
    Orient Overseas International, Ltd.                          24,000    114,446             0.1%
*   Pacific Andes International Holdings, Ltd.                  668,000     12,789             0.0%
#   Pacific Basin Shipping, Ltd.                                261,000     76,531             0.1%
    Paliburg Holdings, Ltd.                                      86,000     27,066             0.0%
    Paradise Entertainment, Ltd.                                 28,000      4,932             0.0%
    Pico Far East Holdings, Ltd.                                 52,000     13,736             0.0%
    Playmates Holdings, Ltd.                                     24,000     27,419             0.0%
    Polytec Asset Holdings, Ltd.                                325,000     40,606             0.0%
    PYI Corp., Ltd.                                             560,000     12,329             0.0%
    Regal Hotels International Holdings, Ltd.                    68,000     35,231             0.0%
    SEA Holdings, Ltd.                                           14,000     14,678             0.0%
    Shangri-La Asia, Ltd.                                       206,000    187,995             0.1%
#   Shenwan Hongyuan HK, Ltd.                                    40,000     17,544             0.0%
    Shun Tak Holdings, Ltd.                                     388,000    154,135             0.1%
    Singamas Container Holdings, Ltd.                           144,000     17,198             0.0%
#   SJM Holdings, Ltd.                                          230,000    191,235             0.1%
*   SOCAM Development, Ltd.                                      28,000     16,602             0.0%
    Soundwill Holdings, Ltd.                                      8,500     10,909             0.0%
*   South China Holdings Co., Ltd.                              152,000      9,969             0.0%
    Sun Hung Kai & Co., Ltd.                                     73,000     49,130             0.0%
*   Symphony Holdings, Ltd.                                     120,000     11,736             0.0%
    TAI Cheung Holdings, Ltd.                                    32,000     25,730             0.0%
    Television Broadcasts, Ltd.                                  37,000    134,608             0.1%
    Texwinca Holdings, Ltd.                                      76,000     73,570             0.1%
    Transport International Holdings, Ltd.                       26,800     72,342             0.0%
#   Trinity, Ltd.                                               118,000     17,140             0.0%
*   TSC Group Holdings, Ltd.                                     50,000      9,956             0.0%
*   United Laboratories International Holdings, Ltd. (The)       56,000     29,737             0.0%
    Varitronix International, Ltd.                               18,000     12,280             0.0%
    Victory City International Holdings, Ltd.                   266,000     32,486             0.0%
    VST Holdings, Ltd.                                           46,000     13,504             0.0%
    Wing On Co. International, Ltd.                              20,000     62,336             0.0%
    Xinyi Glass Holdings, Ltd.                                  234,000    121,528             0.1%
                                                                        ----------             ---
TOTAL HONG KONG                                                          5,577,645             2.4%
                                                                        ----------             ---

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
INDIA -- (2.1%)
    Aarti Industries                                            1,786 $ 13,888             0.0%
    Aditya Birla Nuvo, Ltd.                                     5,547  174,423             0.1%
    Allahabad Bank                                             14,613   16,724             0.0%
    Andhra Bank                                                15,328   15,297             0.0%
    Apollo Tyres, Ltd.                                         32,447   84,920             0.1%
    Arvind, Ltd.                                               18,888   80,073             0.1%
    Ashoka Buildcon, Ltd.                                       4,913   12,225             0.0%
    Bajaj Finserv, Ltd.                                         3,347  100,043             0.1%
    Balkrishna Industries, Ltd.                                 2,326   23,145             0.0%
    Bank of India                                              24,734   49,544             0.0%
    Biocon, Ltd.                                                5,817   40,288             0.0%
    Canara Bank                                                17,350   72,912             0.1%
    Ceat, Ltd.                                                  2,540   41,778             0.0%
    Century Textiles & Industries, Ltd.                         5,963   50,348             0.0%
    Chambal Fertilizers & Chemicals, Ltd.                      14,644   12,852             0.0%
    Chennai Super Kings Cricket, Ltd.                          33,314    1,147             0.0%
    Cholamandalam Investment and Finance Co., Ltd.              4,941   47,592             0.0%
    City Union Bank, Ltd.                                      17,998   24,745             0.0%
    Cox & Kings, Ltd.                                           7,612   31,255             0.0%
    Crompton Greaves, Ltd.                                     38,441  102,135             0.1%
    Cyient, Ltd.                                                6,873   56,331             0.1%
    Dalmia Bharat, Ltd.                                         1,084   11,721             0.0%
*   DCB Bank, Ltd.                                             15,230   20,081             0.0%
*   DEN Networks, Ltd.                                          2,166    3,761             0.0%
    Dewan Housing Finance Corp., Ltd.                          14,906   51,038             0.0%
    Dishman Pharmaceuticals & Chemicals, Ltd.                   4,622   25,683             0.0%
    EID Parry India, Ltd.                                       7,894   21,052             0.0%
    EIH, Ltd.                                                   7,925   13,925             0.0%
    Engineers India, Ltd.                                       8,804   26,232             0.0%
    Escorts, Ltd.                                              10,792   28,968             0.0%
    Essel Propack, Ltd.                                         6,079   14,775             0.0%
    Eveready Industries India, Ltd.                             4,825   20,293             0.0%
    Exide Industries, Ltd.                                     32,046   73,645             0.1%
    Federal Bank, Ltd.                                        114,763   94,657             0.1%
    Finolex Cables, Ltd.                                        9,691   37,345             0.0%
    Future Retail, Ltd.                                         7,511   13,525             0.0%
    Godrej Properties, Ltd.                                     5,822   30,522             0.0%
    Great Eastern Shipping Co., Ltd. (The)                      8,188   47,153             0.0%
    Gujarat Fluorochemicals, Ltd.                               3,218   31,700             0.0%
    Gujarat Mineral Development Corp., Ltd.                    15,723   17,550             0.0%
    Gujarat State Petronet, Ltd.                               19,247   38,190             0.0%
*   Hathway Cable & Datacom, Ltd.                              30,654   19,276             0.0%
*   Himachal Futuristic Communications, Ltd.                  103,165   24,906             0.0%
    Hindalco Industries, Ltd.                                  46,621   59,097             0.1%
*   Housing Development & Infrastructure, Ltd.                 25,713   28,197             0.0%
    IDBI Bank, Ltd.                                            44,269   57,524             0.1%
    IFCI, Ltd.                                                 61,531   24,938             0.0%
    IIFL Holdings, Ltd.                                        24,794   72,846             0.1%
*   India Cements, Ltd.                                        33,314   39,727             0.0%
    Indian Bank                                                 6,311   12,031             0.0%
    J Kumar Infraprojects, Ltd.                                   410    4,770             0.0%
    Jain Irrigation Systems, Ltd.                              32,715   30,775             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
INDIA -- (Continued)
*   Jaiprakash Associates, Ltd.                               148,085 $ 30,432             0.0%
    Jammu & Kashmir Bank, Ltd. (The)                           19,691   25,248             0.0%
    Jindal Saw, Ltd.                                           28,520   28,289             0.0%
*   Jindal Steel & Power, Ltd.                                 22,023   26,730             0.0%
    JK Cement, Ltd.                                             1,061   10,962             0.0%
    JK Lakshmi Cement, Ltd.                                     1,843   10,612             0.0%
    JM Financial, Ltd.                                         37,220   23,259             0.0%
    JSW Energy, Ltd.                                           66,003   93,826             0.1%
    JSW Steel, Ltd.                                            13,944  193,765             0.1%
    Jubilant Life Sciences, Ltd.                                4,468   27,845             0.0%
    Kalpataru Power Transmission, Ltd.                          3,312   13,158             0.0%
    Karnataka Bank, Ltd. (The)                                 20,633   40,553             0.0%
    Karur Vysya Bank, Ltd. (The)                                7,238   46,573             0.0%
    KEC International, Ltd.                                     6,560   13,400             0.0%
    KPIT Technologies, Ltd.                                     8,210   17,168             0.0%
    KRBL, Ltd.                                                  4,069   12,963             0.0%
    L&T Finance Holdings, Ltd.                                 40,963   41,610             0.0%
    Lakshmi Machine Works, Ltd.                                   278   15,267             0.0%
    Mahindra & Mahindra Financial Services, Ltd.               33,166  114,943             0.1%
    Mahindra Lifespace Developers, Ltd.                         1,709   13,275             0.0%
    McLeod Russel India, Ltd.                                   8,584   22,554             0.0%
    Mphasis, Ltd.                                               2,912   20,999             0.0%
    Muthoot Finance, Ltd.                                       8,348   23,105             0.0%
    National Aluminium Co., Ltd.                               37,455   22,043             0.0%
    NCC, Ltd.                                                  39,052   47,971             0.0%
    NIIT Technologies, Ltd.                                     3,874   33,450             0.0%
    Oberoi Realty, Ltd.                                         8,076   34,997             0.0%
    Orient Cement, Ltd.                                         7,237   17,925             0.0%
    Oriental Bank of Commerce                                  12,870   26,428             0.0%
    PC Jeweller, Ltd.                                           6,576   44,636             0.0%
    Persistent Systems, Ltd.                                    4,594   45,369             0.0%
    Polaris Consulting & Services, Ltd.                         5,338   15,631             0.0%
    Power Finance Corp., Ltd.                                  32,063  117,062             0.1%
    Prestige Estates Projects, Ltd.                            12,038   37,212             0.0%
    PTC India, Ltd.                                            18,992   18,821             0.0%
    Ramco Cements, Ltd. (The)                                   6,820   38,385             0.0%
    Ratnamani Metals & Tubes, Ltd.                              2,005   19,695             0.0%
    Raymond, Ltd.                                               5,379   34,397             0.0%
    Redington India, Ltd.                                      15,908   28,602             0.0%
*   Reliance Communications, Ltd.                             127,476  145,467             0.1%
*   Reliance Power, Ltd.                                       64,800   49,782             0.0%
    Rolta India, Ltd.                                           8,907   13,428             0.0%
    Rural Electrification Corp., Ltd.                          42,874  163,905             0.1%
*   Shipping Corp. of India, Ltd.                              11,298   13,550             0.0%
    Sintex Industries, Ltd.                                    31,737   48,849             0.0%
    Sobha, Ltd.                                                 4,729   23,550             0.0%
    South Indian Bank, Ltd. (The)                              97,154   30,498             0.0%
    SREI Infrastructure Finance, Ltd.                          37,294   25,565             0.0%
    SRF, Ltd.                                                   2,383   48,200             0.0%
    State Bank of Bikaner & Jaipur                                902    7,225             0.0%
    Sterlite Technologies, Ltd.                                24,123   34,478             0.0%
    Syndicate Bank                                             14,915   21,453             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
INDIA -- (Continued)
    Tata Chemicals, Ltd.                                         10,935 $   68,273             0.1%
    Tata Global Beverages, Ltd.                                  44,930     92,210             0.1%
    Tata Steel, Ltd.                                             38,799    145,757             0.1%
    Techno Electric & Engineering Co., Ltd.                       1,387     10,245             0.0%
    Tube Investments of India, Ltd.                               3,592     21,708             0.0%
*   TV18 Broadcast, Ltd.                                         50,108     24,547             0.0%
    UCO Bank                                                     35,320     27,460             0.0%
    Unichem Laboratories, Ltd.                                    3,486     14,943             0.0%
    Union Bank of India                                          17,805     42,346             0.0%
    UPL, Ltd.                                                    38,041    266,372             0.1%
    Vardhman Textiles, Ltd.                                       2,598     28,945             0.0%
    Vedanta, Ltd.                                                25,657     38,857             0.0%
    Videocon Industries, Ltd.                                    11,739     24,050             0.0%
    Welspun Corp., Ltd.                                           7,544     11,672             0.0%
    Zensar Technologies, Ltd.                                     2,085     30,574             0.0%
                                                                        ----------             ---
TOTAL INDIA                                                              4,970,637             2.2%
                                                                        ----------             ---
INDONESIA -- (0.4%)
    Adaro Energy Tbk PT                                       1,557,200     67,315             0.1%
*   Agung Podomoro Land Tbk PT                                  466,200      9,379             0.0%
    Alam Sutera Realty Tbk PT                                 1,029,700     29,107             0.0%
*   Aneka Tambang Persero Tbk PT                              1,917,480     52,748             0.0%
    Bank Bukopin Tbk                                            371,100     18,957             0.0%
    Bank Danamon Indonesia Tbk PT                               400,100     80,439             0.1%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT        210,100     11,593             0.0%
    Bank Tabungan Negara Persero Tbk PT                         649,900     56,079             0.1%
    Ciputra Development Tbk PT                                1,124,491     88,733             0.1%
    Eagle High Plantations Tbk PT                               938,500     16,079             0.0%
    Global Mediacom Tbk PT                                      835,300     52,904             0.0%
    Indah Kiat Pulp & Paper Corp. Tbk PT                        221,100     13,313             0.0%
    Indo Tambangraya Megah Tbk PT                                58,000     35,755             0.0%
    Intiland Development Tbk PT                                 847,400     31,167             0.0%
*   Lippo Cikarang Tbk PT                                        46,900     27,325             0.0%
    Medco Energi Internasional Tbk PT                           247,700     19,408             0.0%
*   Mitra Adiperkasa Tbk PT                                      40,600     10,214             0.0%
    Modernland Realty Tbk PT                                  1,269,000     45,343             0.0%
*   Panin Financial Tbk PT                                    1,528,100     24,391             0.0%
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT       316,800     35,720             0.0%
    Ramayana Lestari Sentosa Tbk PT                             303,000     13,925             0.0%
    Surya Semesta Internusa Tbk PT                              300,400     14,088             0.0%
    Tambang Batubara Bukit Asam Persero Tbk PT                   91,300     48,500             0.0%
    Tiga Pilar Sejahtera Food Tbk                               206,900     23,909             0.0%
    Timah Persero Tbk PT                                        355,200     16,138             0.0%
    Vale Indonesia Tbk PT                                       320,400     52,102             0.0%
*   XL Axiata Tbk PT                                              2,600        589             0.0%
                                                                        ----------             ---
TOTAL INDONESIA                                                            895,220             0.4%
                                                                        ----------             ---
IRELAND -- (0.5%)
    C&C Group P.L.C.                                             38,788    154,448             0.1%
    FBD Holdings P.L.C.                                           1,892     14,467             0.0%
    IFG Group P.L.C.                                                  2          5             0.0%
    Kingspan Group P.L.C.                                         1,202     29,075             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
IRELAND -- (Continued)
    Smurfit Kappa Group P.L.C.                                 34,342 $  977,339             0.4%
                                                                      ----------             ---
TOTAL IRELAND                                                          1,175,334             0.5%
                                                                      ----------             ---
ISRAEL -- (0.4%)
#*  Africa Israel Investments, Ltd.                            22,368     16,508             0.0%
    Alrov Properties and Lodgings, Ltd.                           862     18,490             0.0%
*   Clal Insurance Enterprises Holdings, Ltd.                   3,113     47,429             0.0%
    Delek Group, Ltd.                                             508    122,272             0.1%
    Delta-Galil Industries, Ltd.                                  452     14,218             0.0%
    El Al Israel Airlines                                      32,208     15,240             0.0%
*   Equital, Ltd.                                                 593     10,363             0.0%
    First International Bank Of Israel, Ltd.                    4,933     61,831             0.0%
    Formula Systems 1985, Ltd.                                  1,105     32,430             0.0%
    Fox Wizel, Ltd.                                               819     13,017             0.0%
    Harel Insurance Investments & Financial Services, Ltd.     18,869     79,686             0.1%
*   Israel Discount Bank, Ltd. Class A                        100,511    183,843             0.1%
*   Jerusalem Oil Exploration                                   1,494     59,699             0.0%
    Menorah Mivtachim Holdings, Ltd.                            2,704     23,652             0.0%
    Migdal Insurance & Financial Holding, Ltd.                 34,736     31,632             0.0%
*   Nova Measuring Instruments, Ltd.                            1,232     12,851             0.0%
*   Oil Refineries, Ltd.                                      149,668     54,697             0.0%
    Paz Oil Co., Ltd.                                             582     86,702             0.1%
    Phoenix Holdings, Ltd. (The)                                6,498     17,028             0.0%
    Shikun & Binui, Ltd.                                       24,793     45,244             0.0%
*   Shufersal, Ltd.                                             8,712     24,875             0.0%
*   Summit Real Estate Holdings, Ltd.                           2,579     11,179             0.0%
*   Union Bank of Israel                                        3,930     14,573             0.0%
                                                                      ----------             ---
TOTAL ISRAEL                                                             997,459             0.4%
                                                                      ----------             ---
ITALY -- (2.9%)
*   Arnoldo Mondadori Editore SpA                              29,190     35,577             0.0%
*   Banca Carige SpA                                           36,731     66,952             0.0%
*   Banca Monte dei Paschi di Siena SpA                        10,334     18,970             0.0%
    Banca Popolare dell'Emilia Romagna SC                      99,170    800,310             0.4%
    Banca Popolare di Milano Scarl                            961,134    901,847             0.4%
    Banca Popolare di Sondrio SCARL                            50,324    229,546             0.1%
    Banca Profilo SpA                                          49,549     14,815             0.0%
    Banco di Desio e della Brianza SpA                          6,054     20,685             0.0%
*   Banco Popolare SC                                          46,802    699,371             0.3%
#   Buzzi Unicem SpA                                           11,828    200,131             0.1%
    Cementir Holding SpA                                       14,519     81,160             0.1%
*   CIR-Compagnie Industriali Riunite SpA                      56,368     62,250             0.0%
    Credito Emiliano SpA                                        8,169     58,370             0.0%
*   Credito Valtellinese SC                                   180,054    226,661             0.1%
*   d'Amico International Shipping SA                          38,193     29,328             0.0%
    Danieli & C Officine Meccaniche SpA                         1,004     21,439             0.0%
    De'Longhi SpA                                               5,464    133,661             0.1%
#   Delclima                                                    6,149     30,087             0.0%
    Enel Green Power SpA                                      264,337    558,852             0.3%
    ERG SpA                                                     7,607    107,985             0.1%
#*  Eurotech SpA                                                6,133     11,637             0.0%
    Falck Renewables SpA                                       18,916     23,663             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
ITALY -- (Continued)
*   Gruppo Editoriale L'Espresso SpA                           15,103 $   16,303             0.0%
*   IMMSI SpA                                                  32,899     18,075             0.0%
*   Intek Group SpA                                            39,765     12,301             0.0%
    Italcementi SpA                                            29,740    330,283             0.2%
    Italmobiliare SpA                                           1,285     55,467             0.0%
*   Reno de Medici SpA                                         13,513      4,962             0.0%
#*  Retelit SpA                                                17,096     11,271             0.0%
*   Safilo Group SpA                                            4,661     57,879             0.0%
#*  Saipem SpA                                                 28,531    268,042             0.1%
    Societa Cattolica di Assicurazioni SCRL                    18,947    147,877             0.1%
    Unione di Banche Italiane SpA                             148,196  1,108,764             0.5%
    Unipol Gruppo Finanziario SpA                              63,734    296,872             0.1%
    UnipolSai SpA                                             124,888    301,097             0.1%
    Vittoria Assicurazioni SpA                                  3,116     34,463             0.0%
                                                                      ----------             ---
TOTAL ITALY                                                            6,996,953             3.1%
                                                                      ----------             ---
JAPAN -- (17.0%)
    77 Bank, Ltd. (The)                                        17,000     94,006             0.1%
    Achilles Corp.                                             22,000     27,180             0.0%
    ADEKA Corp.                                                 8,200    120,506             0.1%
    Aderans Co., Ltd.                                           2,100     14,684             0.0%
#   Advantest Corp.                                            14,400    114,870             0.1%
    Ahresty Corp.                                               4,400     29,555             0.0%
    Aichi Bank, Ltd. (The)                                      1,300     72,334             0.0%
    Aichi Corp.                                                 2,500     15,858             0.0%
    Aichi Steel Corp.                                          19,000     82,532             0.1%
    Aida Engineering, Ltd.                                      4,900     46,697             0.0%
    Airport Facilities Co., Ltd.                                4,000     18,160             0.0%
    Aisan Industry Co., Ltd.                                    4,100     41,007             0.0%
    Akebono Brake Industry Co., Ltd.                            9,900     28,987             0.0%
    Akita Bank, Ltd. (The)                                     33,000    108,240             0.1%
    Alconix Corp.                                               1,200     16,818             0.0%
#   Alinco, Inc.                                                1,200     11,364             0.0%
    Alpen Co., Ltd.                                             3,600     58,931             0.0%
    Alpine Electronics, Inc.                                    3,600     47,270             0.0%
    Amada Holdings Co., Ltd.                                   37,200    331,764             0.2%
    Amano Corp.                                                 7,100     92,220             0.1%
    AOI Pro, Inc.                                               1,100      8,420             0.0%
    AOKI Holdings, Inc.                                         4,800     58,507             0.0%
    Aomori Bank, Ltd. (The)                                    12,000     39,095             0.0%
    Aoyama Trading Co., Ltd.                                    9,100    331,543             0.2%
    Arakawa Chemical Industries, Ltd.                           3,000     29,826             0.0%
    Arata Corp.                                                   600     12,690             0.0%
    Arcland Sakamoto Co., Ltd.                                  1,200     26,268             0.0%
    Arcs Co., Ltd.                                              3,200     64,509             0.0%
    Arisawa Manufacturing Co., Ltd.                             4,700     29,044             0.0%
    Asahi Diamond Industrial Co., Ltd.                          4,600     48,538             0.0%
    Asahi Holdings, Inc.                                        1,300     19,131             0.0%
    Asahi Kogyosha Co., Ltd.                                    4,000     15,195             0.0%
    Asahi Organic Chemicals Industry Co., Ltd.                 13,000     24,003             0.0%
    Ashikaga Holdings Co., Ltd.                                 4,600     20,644             0.0%
    Ashimori Industry Co., Ltd.                                 9,000     14,176             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    Asia Pile Holdings Corp.                                   2,000 $ 12,294             0.0%
    ASKA Pharmaceutical Co., Ltd.                              3,400   40,754             0.0%
    Asunaro Aoki Construction Co., Ltd.                        4,500   33,272             0.0%
    Atsugi Co., Ltd.                                          30,000   29,254             0.0%
    Awa Bank, Ltd. (The)                                      10,000   55,457             0.0%
    Bando Chemical Industries, Ltd.                            4,000   16,795             0.0%
    Bank of Iwate, Ltd. (The)                                  2,600  115,452             0.1%
#   Bank of Nagoya, Ltd. (The)                                20,000   74,109             0.0%
    Bank of Okinawa, Ltd. (The)                                1,600   62,790             0.0%
    Bank of Saga, Ltd. (The)                                  23,000   52,175             0.0%
    Bank of the Ryukyus, Ltd.                                  7,000   99,946             0.1%
    Belluna Co., Ltd.                                          9,000   51,359             0.0%
    Brother Industries, Ltd.                                  24,400  311,867             0.2%
    Bunka Shutter Co., Ltd.                                    5,100   39,592             0.0%
    Calsonic Kansei Corp.                                     12,000   95,636             0.1%
    Canon Electronics, Inc.                                    1,700   28,998             0.0%
    Cawachi, Ltd.                                              3,400   58,841             0.0%
    Central Glass Co., Ltd.                                   35,000  172,760             0.1%
    Central Security Patrols Co., Ltd.                         1,300   17,092             0.0%
    Century Tokyo Leasing Corp.                                4,400  149,254             0.1%
    Chiba Kogyo Bank, Ltd. (The)                               5,400   31,587             0.0%
    Chiyoda Integre Co., Ltd.                                  1,400   33,802             0.0%
    Chofu Seisakusho Co., Ltd.                                 1,600   33,209             0.0%
    Chori Co., Ltd.                                            1,100   15,503             0.0%
    Chubu Shiryo Co., Ltd.                                     3,100   26,612             0.0%
    Chudenko Corp.                                             3,300   71,304             0.0%
#   Chuetsu Pulp & Paper Co., Ltd.                            20,000   35,564             0.0%
    Chugoku Bank, Ltd. (The)                                  17,800  252,338             0.1%
    Chugoku Marine Paints, Ltd.                                7,000   50,042             0.0%
    Chukyo Bank, Ltd. (The)                                   13,000   27,043             0.0%
    Chuo Gyorui Co., Ltd.                                      5,000   11,131             0.0%
    Chuo Spring Co., Ltd.                                      7,000   16,712             0.0%
    CKD Corp.                                                  4,600   41,826             0.0%
    Cleanup Corp.                                              4,700   29,701             0.0%
#   CMK Corp.                                                  9,600   18,277             0.0%
    Coca-Cola East Japan Co., Ltd.                             6,000   84,326             0.1%
    Coca-Cola West Co., Ltd.                                   6,700  135,490             0.1%
    Computer Engineering & Consulting, Ltd.                    2,200   19,520             0.0%
    COMSYS Holdings Corp.                                      8,600  112,329             0.1%
    Corona Corp.                                               2,600   25,611             0.0%
*   Cosmo Energy Holdings Co., Ltd.                            6,300   85,636             0.1%
    Credit Saison Co., Ltd.                                   13,900  285,361             0.1%
    CTI Engineering Co., Ltd.                                  2,500   24,729             0.0%
    Dai Nippon Toryo Co., Ltd.                                10,000   15,254             0.0%
    Dai-Dan Co., Ltd.                                          5,000   35,475             0.0%
    Dai-ichi Seiko Co., Ltd.                                   1,900   25,225             0.0%
    Daibiru Corp.                                              4,700   39,972             0.0%
    Daido Metal Co., Ltd.                                      3,200   29,977             0.0%
    Daido Steel Co., Ltd.                                     29,000  111,006             0.1%
    Daidoh, Ltd.                                               2,600   10,815             0.0%
    Daihatsu Diesel Manufacturing Co., Ltd.                    2,000   12,995             0.0%
    Daihen Corp.                                               9,000   44,754             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    Daiho Corp.                                                5,000 $ 22,023             0.0%
    Daiichi Jitsugyo Co., Ltd.                                 4,000   17,066             0.0%
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                       500   19,838             0.0%
    Daiken Corp.                                              10,000   29,215             0.0%
    Daiki Aluminium Industry Co., Ltd.                         6,000   16,382             0.0%
    Daikoku Denki Co., Ltd.                                    1,000   12,905             0.0%
    Daikyo, Inc.                                              29,000   50,130             0.0%
    Dainichi Co., Ltd.                                         1,800   10,722             0.0%
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.    4,000   18,953             0.0%
#   Daio Paper Corp.                                           7,000   69,059             0.0%
    Daisan Bank, Ltd. (The)                                   12,000   17,832             0.0%
    Daishi Bank, Ltd. (The)                                   42,000  189,795             0.1%
    Daishinku Corp.                                            6,000   12,163             0.0%
    Daito Bank, Ltd. (The)                                    27,000   43,037             0.0%
    Daiwa Industries, Ltd.                                     2,100   13,893             0.0%
    Daiwabo Holdings Co., Ltd.                                28,000   55,140             0.0%
    DC Co., Ltd.                                               3,300    9,984             0.0%
    DCM Holdings Co., Ltd.                                    14,500   96,057             0.1%
    Denka Co., Ltd.                                           42,000  194,902             0.1%
    Denyo Co., Ltd.                                            1,300   21,082             0.0%
    DIC Corp.                                                 88,000  238,204             0.1%
    DKS Co., Ltd.                                             10,000   31,401             0.0%
    DMG Mori Co., Ltd.                                         9,000  128,085             0.1%
    Doutor Nichires Holdings Co., Ltd.                         2,500   36,405             0.0%
    DSB Co, Ltd.                                               1,700   16,156             0.0%
    Dunlop Sports Co., Ltd.                                    1,600   16,062             0.0%
#   Ebara Corp.                                               42,000  181,967             0.1%
    Ebara Jitsugyo Co., Ltd.                                   1,000   12,301             0.0%
#   EDION Corp.                                               19,600  147,025             0.1%
    Ehime Bank, Ltd. (The)                                    22,000   45,403             0.0%
    Eidai Co., Ltd.                                            3,000   10,605             0.0%
    Eighteenth Bank, Ltd. (The)                               30,000   91,036             0.1%
    Eizo Corp.                                                 1,700   39,800             0.0%
    Endo Lighting Corp.                                        1,100   11,196             0.0%
    ESPEC Corp.                                                3,600   33,692             0.0%
    Excel Co., Ltd.                                            1,800   23,196             0.0%
    Exedy Corp.                                                2,600   59,795             0.0%
#   F-Tech, Inc.                                               1,700   15,479             0.0%
    FALCO HOLDINGS Co., Ltd.                                   1,200   14,777             0.0%
#   FCC Co., Ltd.                                              2,400   42,444             0.0%
    Ferrotec Corp.                                             6,300   61,405             0.0%
    FIDEA Holdings Co., Ltd.                                  19,000   41,139             0.0%
    Fields Corp.                                                 800   12,024             0.0%
    Foster Electric Co., Ltd.                                  2,200   53,979             0.0%
    Fuji Corp., Ltd.                                           2,700   15,261             0.0%
    Fuji Electric Co., Ltd.                                   59,000  263,232             0.1%
    Fuji Kiko Co., Ltd.                                        3,200   13,107             0.0%
    Fuji Oil Co., Ltd.                                         5,200   16,217             0.0%
    Fuji Oil Holdings, Inc.                                    6,200   87,426             0.1%
    Fuji Pharma Co., Ltd.                                        900   15,705             0.0%
    Fuji Soft, Inc.                                            1,100   21,018             0.0%
    Fujibo Holdings, Inc.                                     15,000   27,680             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    Fujicco Co., Ltd.                                          2,300 $ 45,965             0.0%
    Fujikura Kasei Co., Ltd.                                   2,800   13,152             0.0%
    Fujikura Rubber, Ltd.                                      3,100   15,295             0.0%
    Fujikura, Ltd.                                            68,000  349,514             0.2%
    Fujimi, Inc.                                               1,900   28,575             0.0%
    Fujimori Kogyo Co., Ltd.                                     800   22,039             0.0%
*   Fujisash Co., Ltd.                                        12,900   12,304             0.0%
    Fujitec Co., Ltd.                                          7,300   78,771             0.1%
    Fujitsu Frontech, Ltd.                                     2,800   36,319             0.0%
    FuKoKu Co., Ltd.                                           1,800   15,354             0.0%
    Fukuda Corp.                                               4,000   39,969             0.0%
    Fukui Bank, Ltd. (The)                                    12,000   25,154             0.0%
    Fukushima Bank, Ltd. (The)                                26,000   20,619             0.0%
#   Fukuyama Transporting Co., Ltd.                           17,000   92,321             0.1%
    Furukawa Electric Co., Ltd.                               79,000  144,572             0.1%
    Furuno Electric Co., Ltd.                                  2,900   19,601             0.0%
    Furusato Industries, Ltd.                                  1,000   14,745             0.0%
    Futaba Corp.                                               4,800   61,973             0.0%
#   Futaba Industrial Co., Ltd.                                5,400   23,216             0.0%
    Fuyo General Lease Co., Ltd.                                 700   31,383             0.0%
    G-Tekt Corp.                                               2,500   30,882             0.0%
    Gakken Holdings Co., Ltd.                                  6,000   11,659             0.0%
    Gecoss Corp.                                               2,300   19,827             0.0%
    Geo Holdings Corp.                                         2,000   29,928             0.0%
    Glory, Ltd.                                                5,500  139,146             0.1%
    Godo Steel, Ltd.                                          31,000   54,248             0.0%
    Goldcrest Co., Ltd.                                        1,700   31,808             0.0%
    GS Yuasa Corp.                                            29,000  110,250             0.1%
    Gun-Ei Chemical Industry Co., Ltd.                         9,000   21,932             0.0%
    Gunma Bank, Ltd. (The)                                    42,000  264,377             0.1%
    Gunze, Ltd.                                               40,000  127,049             0.1%
#   H-One Co., Ltd.                                              600    3,093             0.0%
    H2O Retailing Corp.                                        5,800  112,668             0.1%
    Hachijuni Bank, Ltd. (The)                                46,000  313,662             0.2%
    Hagihara Industries, Inc.                                    700   12,184             0.0%
    Hakuto Co., Ltd.                                           3,000   35,175             0.0%
    Hamakyorex Co., Ltd.                                         900   18,172             0.0%
    Hanwa Co., Ltd.                                           26,000  107,518             0.1%
    Happinet Corp.                                             2,800   28,969             0.0%
    Harima Chemicals Group, Inc.                               2,900   12,931             0.0%
    Haruyama Trading Co., Ltd.                                 2,000   12,225             0.0%
    Heiwa Real Estate Co., Ltd.                                5,600   67,469             0.0%
    Heiwado Co., Ltd.                                          3,100   69,546             0.0%
    HI-LEX Corp.                                               1,600   49,032             0.0%
    Hibiya Engineering, Ltd.                                   4,800   62,232             0.0%
    Higashi-Nippon Bank, Ltd. (The)                           25,000   84,455             0.1%
    Hitachi Capital Corp.                                      5,500  158,041             0.1%
#   Hitachi Construction Machinery Co., Ltd.                  11,700  181,196             0.1%
    Hitachi Koki Co., Ltd.                                     4,200   30,598             0.0%
    Hitachi Transport System, Ltd.                             4,800   84,501             0.1%
    Hitachi Zosen Corp.                                       16,400   89,635             0.1%
    Hodogaya Chemical Co., Ltd.                               10,000   13,871             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
JAPAN -- (Continued)
#   Hogy Medical Co., Ltd.                                      1,000 $ 48,003             0.0%
    Hokkaido Coca-Cola Bottling Co., Ltd.                       3,000   15,334             0.0%
    Hokkan Holdings, Ltd.                                       8,000   20,419             0.0%
    Hokko Chemical Industry Co., Ltd.                           4,000   14,997             0.0%
    Hokkoku Bank, Ltd. (The)                                   40,000  148,609             0.1%
    Hokuetsu Bank, Ltd. (The)                                  30,000   62,577             0.0%
    Hokuetsu Kishu Paper Co., Ltd.                             30,100  209,741             0.1%
    Hokuhoku Financial Group, Inc.                            127,000  281,968             0.1%
    Hokuriku Electric Industry Co., Ltd.                       12,000   16,787             0.0%
    Honeys Co., Ltd.                                            1,300   10,715             0.0%
    Hoosiers Holdings                                           3,600   13,787             0.0%
    Hosiden Corp.                                               7,200   44,276             0.0%
    Hyakugo Bank, Ltd. (The)                                   27,000  138,113             0.1%
    Hyakujushi Bank, Ltd. (The)                                27,000  101,522             0.1%
#   Ibiden Co., Ltd.                                            4,600   63,384             0.0%
    IBJ Leasing Co., Ltd.                                       1,000   21,115             0.0%
    Ichikoh Industries, Ltd.                                    9,000   15,490             0.0%
    ICHINEN HOLDINGS Co., Ltd.                                  2,900   24,999             0.0%
    Idec Corp.                                                  3,800   31,807             0.0%
    Ihara Chemical Industry Co., Ltd.                           5,600   68,299             0.0%
    Iino Kaiun Kaisha, Ltd.                                     7,300   33,009             0.0%
    Imasen Electric Industrial                                  2,100   18,999             0.0%
    Inaba Denki Sangyo Co., Ltd.                                2,500   78,007             0.1%
    Inabata & Co., Ltd.                                        10,100  116,989             0.1%
    Ines Corp.                                                  8,400   75,216             0.1%
    Inui Global Logistics Co., Ltd.                             2,200   17,862             0.0%
    Iseki & Co., Ltd.                                          19,000   31,299             0.0%
*   Ishihara Sangyo Kaisha, Ltd.                               40,000   38,786             0.0%
    IT Holdings Corp.                                           4,400  108,772             0.1%
    Itochu Enex Co., Ltd.                                       7,000   56,066             0.0%
    Itoham Foods, Inc.                                          9,000   45,978             0.0%
    Itoki Corp.                                                 7,300   53,369             0.0%
    IwaiCosmo Holdings, Inc.                                    2,100   23,358             0.0%
    Iwaki & Co., Ltd.                                           6,000   11,005             0.0%
    Iwasaki Electric Co., Ltd.                                 13,000   26,457             0.0%
    Iyo Bank, Ltd. (The)                                       28,400  305,362             0.2%
    J Trust Co., Ltd.                                           4,800   38,687             0.0%
    J-Oil Mills, Inc.                                          15,000   43,367             0.0%
    Japan Digital Laboratory Co., Ltd.                          4,300   54,983             0.0%
#*  Japan Display, Inc.                                        21,300   66,917             0.0%
#   Japan Drilling Co., Ltd.                                      400    8,707             0.0%
    Japan Foundation Engineering Co., Ltd.                      3,000   13,001             0.0%
    Japan Medical Dynamic Marketing, Inc.                       2,800   14,797             0.0%
    Japan Pulp & Paper Co., Ltd.                               12,000   33,128             0.0%
    Japan Steel Works, Ltd. (The)                              28,000  104,207             0.1%
    Japan Transcity Corp.                                       7,000   25,245             0.0%
    Japan Wool Textile Co., Ltd. (The)                          6,000   48,838             0.0%
    JBCC Holdings, Inc.                                         1,700   10,803             0.0%
    JMS Co., Ltd.                                               6,000   14,334             0.0%
    Joban Kosan Co., Ltd.                                       9,000   11,168             0.0%
    Joshin Denki Co., Ltd.                                      2,000   15,285             0.0%
    Juroku Bank, Ltd. (The)                                    35,000  156,132             0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    JVC Kenwood Corp.                                         24,900 $ 65,131             0.0%
    K&O Energy Group, Inc.                                     2,200   28,128             0.0%
    Kaga Electronics Co., Ltd.                                 2,700   37,796             0.0%
    Kamei Corp.                                                5,900   58,703             0.0%
    Kanaden Corp.                                              3,400   26,820             0.0%
    Kanagawa Chuo Kotsu Co., Ltd.                              4,000   23,400             0.0%
    Kanamoto Co., Ltd.                                         2,400   48,497             0.0%
    Kandenko Co., Ltd.                                        15,000  105,994             0.1%
    Kanematsu Corp.                                           11,000   18,164             0.0%
    Kansai Urban Banking Corp.                                 1,400   16,058             0.0%
    Kasai Kogyo Co., Ltd.                                      2,700   33,557             0.0%
    Kato Sangyo Co., Ltd.                                      2,600   63,279             0.0%
#   Kato Works Co., Ltd.                                      12,000   51,483             0.0%
    KAWADA TECHNOLOGIES, Inc.                                    600   21,257             0.0%
    Kawai Musical Instruments Manufacturing Co., Ltd.            900   16,636             0.0%
    Kawasaki Kisen Kaisha, Ltd.                               93,000  208,796             0.1%
    Kawasumi Laboratories, Inc.                                2,400   17,101             0.0%
    Keihanshin Building Co., Ltd.                              4,300   23,790             0.0%
    Keihin Corp.                                               5,300   86,455             0.1%
    Keiyo Bank, Ltd. (The)                                    22,000  110,535             0.1%
    Keiyo Co., Ltd.                                            3,600   14,756             0.0%
    Kenko Mayonnaise Co., Ltd.                                 1,000   13,302             0.0%
    Kinden Corp.                                              14,900  193,587             0.1%
    Kinugawa Rubber Industrial Co., Ltd.                       6,000   33,468             0.0%
    Kita-Nippon Bank, Ltd. (The)                               1,400   38,476             0.0%
    Kitagawa Iron Works Co., Ltd.                             12,000   31,079             0.0%
    Kitano Construction Corp.                                  6,000   15,853             0.0%
    Kito Corp.                                                 1,900   15,004             0.0%
    Kitz Corp.                                                 4,200   19,331             0.0%
    Kiyo Bank, Ltd. (The)                                      2,800   42,583             0.0%
    Koa Corp.                                                  3,600   29,945             0.0%
    Kohnan Shoji Co., Ltd.                                     7,000  102,107             0.1%
    Kohsoku Corp.                                              1,500   11,043             0.0%
*   Kojima Co., Ltd.                                           5,800   13,575             0.0%
    Kokuyo Co., Ltd.                                          16,800  187,431             0.1%
    KOMAIHALTEC, Inc.                                          6,000   11,095             0.0%
    Komatsu Seiren Co., Ltd.                                   5,100   30,645             0.0%
    Komatsu Wall Industry Co., Ltd.                            1,200   19,987             0.0%
    Komeri Co., Ltd.                                           2,400   51,311             0.0%
    Komori Corp.                                               8,700  102,931             0.1%
    Konaka Co., Ltd.                                           4,200   21,829             0.0%
    Kondotec, Inc.                                             1,800   11,560             0.0%
    Konishi Co., Ltd.                                          2,000   36,761             0.0%
    Konoike Transport Co., Ltd.                                2,300   28,496             0.0%
    Kosei Securities Co., Ltd.                                10,000   15,249             0.0%
    Krosaki Harima Corp.                                       9,000   18,286             0.0%
    KRS Corp.                                                  1,200   25,656             0.0%
    KU Holdings Co., Ltd.                                      2,600   17,783             0.0%
    Kurabo Industries, Ltd.                                   46,000   81,504             0.1%
    Kureha Corp.                                              17,000   64,911             0.0%
    Kurimoto, Ltd.                                            16,000   27,403             0.0%
#   Kuriyama Holdings Corp.                                    1,000   13,475             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    Kuroda Electric Co., Ltd.                                  3,200 $ 64,820             0.0%
    KYB Corp.                                                 21,000   59,927             0.0%
    Kyodo Printing Co., Ltd.                                  16,000   44,385             0.0%
#   Kyoei Steel, Ltd.                                          4,600   76,067             0.1%
    Kyokuto Kaihatsu Kogyo Co., Ltd.                           6,800   71,962             0.0%
    Kyokuyo Co., Ltd.                                          8,000   17,328             0.0%
    KYORIN Holdings, Inc.                                      3,900   65,562             0.0%
    Kyosan Electric Manufacturing Co., Ltd.                    5,000   14,063             0.0%
    Kyowa Exeo Corp.                                           8,600   89,750             0.1%
#   Kyowa Leather Cloth Co., Ltd.                              2,700   24,459             0.0%
#   Kyudenko Corp.                                             8,000  164,902             0.1%
*   Kyushu Financial Group, Inc.                              22,200  170,727             0.1%
    LEC, Inc.                                                  1,000   11,146             0.0%
*   Leopalace21 Corp.                                         22,500  119,878             0.1%
    Lintec Corp.                                               4,300  100,728             0.1%
*   Macnica Fuji Electronics Holdings, Inc.                    4,700   63,231             0.0%
#   Maeda Corp.                                               28,000  203,323             0.1%
    Maeda Road Construction Co., Ltd.                          6,000  109,065             0.1%
    Maezawa Kasei Industries Co., Ltd.                         1,500   13,058             0.0%
    Maezawa Kyuso Industries Co., Ltd.                           900   11,490             0.0%
    Makino Milling Machine Co., Ltd.                           6,000   46,473             0.0%
    Marubun Corp.                                              3,500   25,223             0.0%
    Marudai Food Co., Ltd.                                    24,000   88,981             0.1%
    Maruha Nichiro Corp.                                       3,000   45,024             0.0%
    Maruka Machinery Co., Ltd.                                 1,000   14,633             0.0%
    Maruwa Co., Ltd/Aichi                                        800   17,798             0.0%
    Maruzen Showa Unyu Co., Ltd.                              11,000   39,897             0.0%
    Matsui Construction Co., Ltd.                              3,500   19,682             0.0%
    Maxvalu Nishinihon Co., Ltd.                                 800   11,084             0.0%
    MEC Co., Ltd.                                              2,700   15,867             0.0%
    Megachips Corp.                                            1,600   16,181             0.0%
    Megmilk Snow Brand Co., Ltd.                               3,400   70,652             0.0%
    Meisei Industrial Co., Ltd.                                3,700   17,359             0.0%
    Meiwa Estate Co., Ltd.                                     2,900   12,623             0.0%
    Michinoku Bank, Ltd. (The)                                24,000   41,480             0.0%
    Mie Bank, Ltd. (The)                                       8,000   17,238             0.0%
    Mimasu Semiconductor Industry Co., Ltd.                    3,400   32,015             0.0%
#   Minato Bank, Ltd. (The)                                   21,000   35,500             0.0%
    Ministop Co., Ltd.                                         1,700   31,409             0.0%
    Mirait Holdings Corp.                                      6,900   59,790             0.0%
    Misawa Homes Co., Ltd.                                     2,400   14,441             0.0%
    Mitani Corp.                                               1,300   32,203             0.0%
    Mitani Sekisan Co., Ltd.                                     400    5,477             0.0%
    Mito Securities Co., Ltd.                                  6,900   22,537             0.0%
    Mitsuba Corp.                                              3,200   50,265             0.0%
    Mitsubishi Gas Chemical Co., Inc.                         44,000  245,317             0.1%
    Mitsubishi Nichiyu Forklift Co., Ltd.                      3,600   15,274             0.0%
*   Mitsubishi Paper Mills, Ltd.                              46,000   31,521             0.0%
    Mitsubishi Shokuhin Co., Ltd.                              1,100   27,980             0.0%
    Mitsubishi Steel Manufacturing Co., Ltd.                  26,000   49,881             0.0%
    Mitsuboshi Belting, Ltd.                                   5,000   41,566             0.0%
    Mitsui Chemicals, Inc.                                    86,000  325,179             0.2%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
JAPAN -- (Continued)
    Mitsui Engineering & Shipbuilding Co., Ltd.                92,000 $141,636             0.1%
    Mitsui High-Tec, Inc.                                       5,300   31,089             0.0%
    Mitsui Home Co., Ltd.                                       3,000   14,411             0.0%
    Mitsui Matsushima Co., Ltd.                                16,000   15,681             0.0%
#   Mitsui Mining & Smelting Co., Ltd.                         54,000  103,802             0.1%
    Mitsui OSK Lines, Ltd.                                    136,000  363,176             0.2%
    Mitsui Sugar Co., Ltd.                                      7,000   28,153             0.0%
#   Mitsui-Soko Holdings Co., Ltd.                             14,000   45,171             0.0%
    Mitsuuroko Group Holdings Co., Ltd.                         5,800   28,008             0.0%
    Miyazaki Bank, Ltd. (The)                                  28,000   97,855             0.1%
    Mizuno Corp.                                                6,000   29,455             0.0%
#   Modec, Inc.                                                 1,900   26,167             0.0%
    Monex Group, Inc.                                          17,600   49,474             0.0%
#   MORESCO Corp.                                               1,200   15,583             0.0%
    Morinaga Milk Industry Co., Ltd.                           19,000   86,227             0.1%
    Morita Holdings Corp.                                       2,400   25,610             0.0%
    Morozoff, Ltd.                                              5,000   17,115             0.0%
    Mory Industries, Inc.                                       5,000   14,482             0.0%
#*  Mr Max Corp.                                                4,600   14,261             0.0%
#   Musashi Seimitsu Industry Co., Ltd.                         1,800   36,535             0.0%
    Musashino Bank, Ltd. (The)                                  4,500  171,204             0.1%
    Nachi-Fujikoshi Corp.                                      14,000   62,849             0.0%
    Nafco Co., Ltd.                                               100    1,449             0.0%
#   Nagano Bank, Ltd. (The)                                    10,000   16,694             0.0%
    Nagase & Co., Ltd.                                          5,000   62,008             0.0%
    Nakabayashi Co., Ltd.                                       8,000   20,479             0.0%
    Nakamuraya Co., Ltd.                                        3,000   11,467             0.0%
#   Namura Shipbuilding Co., Ltd.                               2,800   24,487             0.0%
    Nanto Bank, Ltd. (The)                                     16,000   50,756             0.0%
    NDS Co., Ltd.                                               7,000   17,294             0.0%
    NEC Capital Solutions, Ltd.                                 1,500   21,638             0.0%
    NEC Networks & System Integration Corp.                     2,100   39,337             0.0%
    NET One Systems Co., Ltd.                                   7,300   45,008             0.0%
    Neturen Co., Ltd.                                           5,600   40,044             0.0%
    Nice Holdings, Inc.                                        12,000   16,917             0.0%
    Nichia Steel Works, Ltd.                                    6,300   13,532             0.0%
    Nichias Corp.                                               9,000   56,724             0.0%
    Nichiban Co., Ltd.                                          5,000   23,853             0.0%
#   Nichicon Corp.                                              8,800   70,549             0.0%
    Nichiha Corp.                                               2,800   37,761             0.0%
#   Nichii Gakkan Co.                                           5,100   35,209             0.0%
    Nichireki Co., Ltd.                                         5,000   39,666             0.0%
#   Nihon Dempa Kogyo Co., Ltd.                                 3,100   21,710             0.0%
    Nihon Eslead Corp.                                          1,600   15,159             0.0%
#   Nihon Nohyaku Co., Ltd.                                     4,800   31,226             0.0%
    Nihon Parkerizing Co., Ltd.                                 8,100   72,052             0.0%
    Nihon Yamamura Glass Co., Ltd.                             14,000   21,135             0.0%
    Nikkiso Co., Ltd.                                           4,800   38,742             0.0%
    Nikko Co., Ltd.                                             5,000   16,406             0.0%
    Nikkon Holdings Co., Ltd.                                   9,600  185,455             0.1%
    Nippo Corp.                                                 6,000  104,555             0.1%
    Nippon Beet Sugar Manufacturing Co., Ltd.                  22,000   34,384             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
JAPAN -- (Continued)
    Nippon Carbon Co., Ltd.                                    13,000 $ 36,365             0.0%
    Nippon Chemi-Con Corp.                                     30,000   69,416             0.0%
    Nippon Chemical Industrial Co., Ltd.                       18,000   41,137             0.0%
    Nippon Concrete Industries Co., Ltd.                        8,200   26,382             0.0%
    Nippon Denko Co., Ltd.                                     20,700   41,748             0.0%
    Nippon Densetsu Kogyo Co., Ltd.                             3,100   58,752             0.0%
    Nippon Electric Glass Co., Ltd.                            42,000  205,521             0.1%
    Nippon Fine Chemical Co., Ltd.                              1,700   12,952             0.0%
    Nippon Flour Mills Co., Ltd.                               15,000   93,224             0.1%
    Nippon Hume Corp.                                           4,500   28,541             0.0%
    Nippon Kayaku Co., Ltd.                                    14,000  146,059             0.1%
#*  Nippon Kinzoku Co., Ltd.                                    9,000   10,465             0.0%
    Nippon Koei Co., Ltd.                                      12,000   48,298             0.0%
    Nippon Light Metal Holdings Co., Ltd.                      81,200  138,890             0.1%
    Nippon Paper Industries Co., Ltd.                           5,900  109,355             0.1%
    Nippon Pillar Packing Co., Ltd.                             2,900   24,324             0.0%
    Nippon Piston Ring Co., Ltd.                                1,500   24,835             0.0%
    Nippon Road Co., Ltd. (The)                                16,000   86,932             0.1%
#*  Nippon Sharyo, Ltd.                                         7,000   16,774             0.0%
*   Nippon Sheet Glass Co., Ltd.                              162,000  139,057             0.1%
    Nippon Signal Co., Ltd.                                     5,000   51,944             0.0%
    Nippon Soda Co., Ltd.                                      18,000  139,720             0.1%
    Nippon Steel & Sumikin Bussan Corp.                        23,000   79,978             0.1%
    Nippon Steel & Sumitomo Metal Corp.                         1,100   22,300             0.0%
    Nippon Suisan Kaisha, Ltd.                                 20,600   69,015             0.0%
    Nippon Synthetic Chemical Industry Co., Ltd. (The)          3,000   22,220             0.0%
    Nippon Thompson Co., Ltd.                                   8,000   37,949             0.0%
    Nippon Valqua Industries, Ltd.                              6,000   14,796             0.0%
#*  Nippon Yakin Kogyo Co., Ltd.                               34,500   47,669             0.0%
    Nishi-Nippon City Bank, Ltd. (The)                         71,000  207,472             0.1%
    Nishimatsu Construction Co., Ltd.                          30,000  119,096             0.1%
    Nishio Rent All Co., Ltd.                                   1,400   32,584             0.0%
    Nissan Shatai Co., Ltd.                                     5,900   68,037             0.0%
    Nissei Plastic Industrial Co., Ltd.                         1,800   15,210             0.0%
    Nisshin Fudosan Co.                                         7,500   25,910             0.0%
#   Nisshin Oillio Group, Ltd. (The)                           22,000   81,681             0.1%
    Nisshin Steel Co., Ltd.                                    14,500  148,805             0.1%
    Nisshinbo Holdings, Inc.                                   16,000  217,290             0.1%
    Nissin Corp.                                                8,000   23,376             0.0%
    Nissin Electric Co., Ltd.                                   5,100   34,060             0.0%
    Nissin Kogyo Co., Ltd.                                      2,800   43,067             0.0%
    Nissin Sugar Co., Ltd.                                        900   21,312             0.0%
    Nissui Pharmaceutical Co., Ltd.                             1,200   13,165             0.0%
    Nittetsu Mining Co., Ltd.                                  15,000   66,082             0.0%
    Nitto Boseki Co., Ltd.                                     15,000   45,179             0.0%
    Nitto FC Co., Ltd.                                          1,700   13,802             0.0%
    Nitto Kogyo Corp.                                           2,300   44,387             0.0%
    Nitto Kohki Co., Ltd.                                         600   12,724             0.0%
    NOF Corp.                                                  13,000   92,922             0.1%
    Nohmi Bosai, Ltd.                                           1,800   22,309             0.0%
    Noritake Co., Ltd/Nagoya Japan                              9,000   20,783             0.0%
    Noritsu Koki Co., Ltd.                                      3,200   16,048             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    Noritz Corp.                                               1,700 $ 26,572             0.0%
    North Pacific Bank, Ltd.                                  36,200  138,762             0.1%
    NS United Kaiun Kaisha, Ltd.                              22,000   44,118             0.0%
    NTN Corp.                                                 45,000  223,637             0.1%
    Nuflare Technology, Inc.                                     300   13,402             0.0%
#   Obayashi Road Corp.                                        6,000   42,311             0.0%
    Odelic Co., Ltd.                                             300    8,104             0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)                           40,000  155,865             0.1%
    Ohashi Technica, Inc.                                      1,400   15,752             0.0%
    Oiles Corp.                                                2,100   33,386             0.0%
#   Oita Bank, Ltd. (The)                                     30,000  126,421             0.1%
    Okabe Co., Ltd.                                            3,500   27,874             0.0%
    Okamura Corp.                                              5,700   52,886             0.0%
#   Okasan Securities Group, Inc.                             15,000   88,164             0.1%
    OKK Corp.                                                 13,000   15,513             0.0%
#   OKUMA Corp.                                               13,000  104,239             0.1%
    Okumura Corp.                                             13,000   68,801             0.0%
    Okura Industrial Co., Ltd.                                 9,000   25,621             0.0%
    Okuwa Co., Ltd.                                            2,000   16,730             0.0%
    Olympic Group Corp.                                        2,600   12,766             0.0%
    Onoken Co., Ltd.                                           2,900   25,441             0.0%
    Onward Holdings Co., Ltd.                                 13,000   81,648             0.1%
    Osaka Soda Co., Ltd.                                       5,000   17,410             0.0%
    Osaka Steel Co., Ltd.                                      4,100   73,713             0.0%
#   Osaki Electric Co., Ltd.                                   6,000   30,719             0.0%
    Oyo Corp.                                                  2,400   30,777             0.0%
    Pacific Industrial Co., Ltd.                               9,000  100,730             0.1%
    Pack Corp. (The)                                           1,200   28,443             0.0%
    PALTAC Corp.                                               4,000   78,682             0.1%
    PanaHome Corp.                                             5,000   35,581             0.0%
    Panasonic Industrial Devices SUNX Co., Ltd.                2,800   15,358             0.0%
    Parco Co., Ltd.                                            2,000   17,339             0.0%
    Piolax, Inc.                                               2,000  105,819             0.1%
*   Pioneer Corp.                                             22,400   60,329             0.0%
    Press Kogyo Co., Ltd.                                     13,600   58,451             0.0%
    Proto Corp.                                                  900   11,677             0.0%
    PS Mitsubishi Construction Co., Ltd.                       2,700    9,014             0.0%
#   Rengo Co., Ltd.                                           30,000  142,611             0.1%
    Rheon Automatic Machinery Co., Ltd.                        2,600   12,509             0.0%
    Rhythm Watch Co., Ltd.                                    20,000   28,120             0.0%
    Ricoh Leasing Co., Ltd.                                    2,500   75,735             0.1%
    Right On Co., Ltd.                                         2,100   19,991             0.0%
    Riken Corp.                                                4,000   15,052             0.0%
    Riken Keiki Co., Ltd.                                      1,100   13,924             0.0%
    Riken Technos Corp.                                        7,500   25,006             0.0%
    Riso Kagaku Corp.                                          3,600   65,298             0.0%
    Round One Corp.                                           12,200   55,108             0.0%
    Ryobi, Ltd.                                               22,000   81,113             0.1%
    Ryoden Trading Co., Ltd.                                   7,000   45,792             0.0%
    Ryosan Co., Ltd.                                           4,400  106,480             0.1%
    Ryoyo Electro Corp.                                        4,700   57,847             0.0%
    Sakai Chemical Industry Co., Ltd.                         20,000   59,153             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    Sakata INX Corp.                                           4,000 $ 36,485             0.0%
#   SAMTY Co., Ltd.                                            1,300   13,221             0.0%
    San-Ai Oil Co., Ltd.                                      10,000   76,381             0.1%
    San-In Godo Bank, Ltd. (The)                              33,000  304,965             0.2%
    Sanden Holdings Corp.                                      5,000   17,212             0.0%
#   Sanken Electric Co., Ltd.                                 12,000   41,707             0.0%
    Sanki Engineering Co., Ltd.                               10,400   85,878             0.1%
    Sankyo Seiko Co., Ltd.                                     3,800   14,466             0.0%
    Sankyo Tateyama, Inc.                                      2,000   27,840             0.0%
    Sanoh Industrial Co., Ltd.                                 2,800   17,737             0.0%
    Sanshin Electronics Co., Ltd.                              3,900   41,377             0.0%
    Sanyo Chemical Industries, Ltd.                            6,000   44,379             0.0%
    Sanyo Denki Co., Ltd.                                      3,000   18,271             0.0%
    Sanyo Shokai, Ltd.                                        16,000   46,665             0.0%
    Sanyo Special Steel Co., Ltd.                             19,000   78,266             0.1%
    Sanyo Trading Co., Ltd.                                      600    7,970             0.0%
    Sapporo Holdings, Ltd.                                    28,000  115,398             0.1%
    Sawada Holdings Co., Ltd.                                  1,700   17,027             0.0%
    Saxa Holdings, Inc.                                       13,000   26,580             0.0%
    SBI Holdings, Inc.                                        25,200  285,222             0.1%
    SBS Holdings, Inc.                                         1,900   17,537             0.0%
#   Scroll Corp.                                               3,300   11,984             0.0%
    Seino Holdings Co., Ltd.                                  18,000  213,629             0.1%
    Seiren Co., Ltd.                                           3,700   43,534             0.0%
    Sekisui Jushi Corp.                                        3,900   52,254             0.0%
    Sekisui Plastics Co., Ltd.                                11,000   35,711             0.0%
    Senko Co., Ltd.                                            6,000   41,531             0.0%
    Senshu Ikeda Holdings, Inc.                               20,100   86,567             0.1%
    Senshukai Co., Ltd.                                        2,800   18,681             0.0%
    Shibuya Kogyo Co., Ltd.                                    1,300   20,017             0.0%
    Shidax Corp.                                               2,600   10,826             0.0%
    Shiga Bank, Ltd. (The)                                    11,000   58,794             0.0%
    Shikibo, Ltd.                                             25,000   25,397             0.0%
    Shikoku Bank, Ltd. (The)                                  19,000   41,291             0.0%
    Shikoku Chemicals Corp.                                    4,000   39,380             0.0%
#   Shima Seiki Manufacturing, Ltd.                            1,200   17,915             0.0%
    Shimachu Co., Ltd.                                         8,600  187,847             0.1%
    Shimizu Bank, Ltd. (The)                                   1,500   37,100             0.0%
    Shin Nippon Air Technologies Co., Ltd.                     2,500   22,224             0.0%
    Shin-Etsu Polymer Co., Ltd.                                4,400   22,958             0.0%
    Shinagawa Refractories Co., Ltd.                          10,000   22,435             0.0%
#   Shinko Electric Industries Co., Ltd.                       9,900   60,127             0.0%
    Shinko Shoji Co., Ltd.                                     4,200   46,804             0.0%
    Shinmaywa Industries, Ltd.                                20,000  218,336             0.1%
    Shinnihon Corp.                                            5,400   25,585             0.0%
    Shinsho Corp.                                              6,000   12,714             0.0%
    Shiroki Corp.                                              5,000   14,520             0.0%
    Shizuki Electric Co., Inc.                                 3,000   14,138             0.0%
    Shizuoka Gas Co., Ltd.                                     5,300   35,626             0.0%
#   Shoei Foods Corp.                                          1,500   16,245             0.0%
    Showa Aircraft Industry Co., Ltd.                          1,200   12,157             0.0%
    Showa Corp.                                                4,200   38,930             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
JAPAN -- (Continued)
#   Showa Denko KK                                             40,000 $ 50,379             0.0%
    Showa Sangyo Co., Ltd.                                      8,000   30,079             0.0%
    Sinanen Holdings Co., Ltd.                                  7,000   26,059             0.0%
    Sinfonia Technology Co., Ltd.                              10,000   17,268             0.0%
    Sinko Industries, Ltd.                                      1,200   12,731             0.0%
    Sintokogio, Ltd.                                            5,500   47,286             0.0%
    SKY Perfect JSAT Holdings, Inc.                            16,000   84,217             0.1%
    SMK Corp.                                                   4,000   20,441             0.0%
    SNT Corp.                                                   4,600   22,091             0.0%
    Sodick Co., Ltd.                                            2,500   18,440             0.0%
    Sojitz Corp.                                              145,900  320,907             0.2%
    SPK Corp.                                                     600   11,149             0.0%
    ST Corp.                                                    1,300   11,139             0.0%
    Sumida Corp.                                                2,000   13,352             0.0%
    Suminoe Textile Co., Ltd.                                  12,000   34,326             0.0%
#   Sumitomo Bakelite Co., Ltd.                                26,000  106,664             0.1%
    Sumitomo Densetsu Co., Ltd.                                 1,300   17,044             0.0%
    Sumitomo Forestry Co., Ltd.                                10,000  119,606             0.1%
    Sumitomo Heavy Industries, Ltd.                            60,000  270,361             0.1%
    Sumitomo Osaka Cement Co., Ltd.                            32,000  123,313             0.1%
    Sumitomo Precision Products Co., Ltd.                       6,000   23,485             0.0%
#   Sumitomo Riko Co., Ltd.                                     5,400   43,651             0.0%
    Sumitomo Rubber Industries, Ltd.                            4,200   62,469             0.0%
    Sumitomo Seika Chemicals Co., Ltd.                          5,000   34,861             0.0%
    Sumitomo Warehouse Co., Ltd. (The)                         16,000   84,884             0.1%
*   SWCC Showa Holdings Co., Ltd.                              54,000   35,696             0.0%
    T Hasegawa Co., Ltd.                                        1,900   24,906             0.0%
    T RAD Co., Ltd.                                             8,000   13,273             0.0%
#   Tachi-S Co., Ltd.                                           1,500   20,941             0.0%
#   Tachibana Eletech Co., Ltd.                                 2,600   29,285             0.0%
    Tachikawa Corp.                                             1,500    9,996             0.0%
    Taihei Dengyo Kaisha, Ltd.                                  4,000   42,509             0.0%
    Taiheiyo Kouhatsu, Inc.                                    15,000   11,019             0.0%
#   Taiho Kogyo Co., Ltd.                                       3,800   43,855             0.0%
#   Taikisha, Ltd.                                              2,200   53,258             0.0%
    Taisei Lamick Co., Ltd.                                       500   11,962             0.0%
#   Taiyo Yuden Co., Ltd.                                       9,600  135,178             0.1%
    Takano Co., Ltd.                                            1,800   10,411             0.0%
    Takara Standard Co., Ltd.                                   8,000   60,432             0.0%
    Takasago Thermal Engineering Co., Ltd.                      2,200   31,584             0.0%
    Takashimaya Co., Ltd.                                      30,000  268,176             0.1%
*   Takata Corp.                                                3,200   36,269             0.0%
    Take And Give Needs Co., Ltd.                               1,900   10,806             0.0%
    Takiron Co., Ltd.                                           9,000   38,513             0.0%
    Tamron Co., Ltd.                                            1,400   27,961             0.0%
    Tamura Corp.                                               11,000   34,995             0.0%
    Tayca Corp.                                                 7,000   29,226             0.0%
    TBK Co., Ltd.                                               4,700   18,633             0.0%
    TECHNO ASSOCIE Co., Ltd.                                    1,200   11,470             0.0%
    Teijin, Ltd.                                               97,000  342,415             0.2%
    Tenma Corp.                                                 3,700   62,688             0.0%
    Tigers Polymer Corp.                                        2,300   13,862             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    Toa Corp.(6894434)                                         1,200 $ 12,127             0.0%
    Toa Corp.(6894508)                                        43,000   97,567             0.1%
    Toa Oil Co., Ltd.                                         10,000   12,549             0.0%
    TOA ROAD Corp.                                             9,000   35,431             0.0%
    Toagosei Co., Ltd.                                         8,200   68,652             0.0%
    Tochigi Bank, Ltd. (The)                                  22,000  125,669             0.1%
#   Toda Corp.                                                25,000  135,994             0.1%
#   Toda Kogyo Corp.                                           5,000   13,576             0.0%
    Toei Co., Ltd.                                             7,000   62,544             0.0%
    Toenec Corp.                                               9,000   69,662             0.0%
    Toho Bank, Ltd. (The)                                     36,000  132,587             0.1%
    Toho Co., Ltd/Kobe                                           600   11,080             0.0%
    Toho Zinc Co., Ltd.                                       18,000   49,745             0.0%
    Tohoku Bank, Ltd. (The)                                   12,000   15,276             0.0%
#   Tokai Carbon Co., Ltd.                                    34,000   92,710             0.1%
    Tokai Rika Co., Ltd.                                       3,900   84,329             0.1%
    Toko, Inc.                                                 6,000   17,108             0.0%
    Tokushu Tokai Paper Co., Ltd.                             14,000   46,597             0.0%
#*  Tokuyama Corp.                                            74,000  149,237             0.1%
    Tokyo Dome Corp.                                          13,000   60,355             0.0%
    Tokyo Electron Device, Ltd.                                1,100   14,198             0.0%
    Tokyo Energy & Systems, Inc.                               5,000   48,413             0.0%
    Tokyo Ohka Kogyo Co., Ltd.                                 1,400   44,746             0.0%
    Tokyo Sangyo Co., Ltd.                                     4,000   17,858             0.0%
    Tokyo Steel Manufacturing Co., Ltd.                       20,000  133,463             0.1%
    Tokyo Tekko Co., Ltd.                                      9,000   41,717             0.0%
    Tokyo TY Financial Group, Inc.                             3,200  100,232             0.1%
    Tokyu Recreation Co., Ltd.                                 2,000   13,047             0.0%
    Toli Corp.                                                 8,000   22,727             0.0%
    Tomato Bank, Ltd.                                         10,000   14,049             0.0%
    Tomoe Corp.                                                6,700   20,475             0.0%
    Tomoku Co., Ltd.                                          11,000   23,706             0.0%
    TOMONY Holdings, Inc.                                     25,500   98,887             0.1%
    Tomy Co., Ltd.                                             6,100   30,733             0.0%
    Tonami Holdings Co., Ltd.                                 12,000   39,161             0.0%
    Toppan Forms Co., Ltd.                                     5,800   74,720             0.1%
    Topre Corp.                                                2,500   54,310             0.0%
    Topy Industries, Ltd.                                     39,000   87,749             0.1%
    Torii Pharmaceutical Co., Ltd.                             1,700   41,023             0.0%
    Tosei Corp.                                                2,300   14,240             0.0%
    Toshiba Machine Co., Ltd.                                  5,000   17,218             0.0%
    Toshiba Plant Systems & Services Corp.                     4,100   43,917             0.0%
    Toshiba TEC Corp.                                         13,000   47,097             0.0%
#   Tosho Printing Co., Ltd.                                   4,000   16,827             0.0%
    Tottori Bank, Ltd. (The)                                   8,000   14,081             0.0%
    Towa Bank, Ltd. (The)                                     39,000   34,124             0.0%
#   Towa Corp.                                                 1,800    9,661             0.0%
    Toyo Ink SC Holdings Co., Ltd.                            24,000   98,958             0.1%
    Toyo Kanetsu K.K.                                          6,000    9,699             0.0%
    Toyo Kohan Co., Ltd.                                      15,400   49,699             0.0%
    Toyo Securities Co., Ltd.                                 10,000   32,274             0.0%
    Toyo Seikan Group Holdings, Ltd.                          18,000  347,819             0.2%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    Toyo Tanso Co., Ltd.                                       1,200 $ 17,279             0.0%
    Toyo Wharf & Warehouse Co., Ltd.                           8,000   12,589             0.0%
    Toyobo Co., Ltd.                                          36,000   52,771             0.0%
    Toyoda Gosei Co., Ltd.                                     6,400  146,701             0.1%
    Trusco Nakayama Corp.                                      1,300   45,580             0.0%
    TS Tech Co., Ltd.                                          3,600   98,732             0.1%
    TSI Holdings Co., Ltd.                                    12,800   89,761             0.1%
    Tsubakimoto Chain Co.                                     11,000   80,600             0.1%
    Tsugami Corp.                                              4,000   19,582             0.0%
    Tsukishima Kikai Co., Ltd.                                 2,800   26,698             0.0%
    Tsukuba Bank, Ltd.                                        11,600   40,802             0.0%
    Tsumura & Co.                                              5,300  127,709             0.1%
    Tsurumi Manufacturing Co., Ltd.                            2,300   42,011             0.0%
    Tsutsumi Jewelry Co., Ltd.                                 1,900   37,763             0.0%
    Tv Tokyo Holdings Corp.                                      900   15,965             0.0%
#   U-Shin, Ltd.                                               4,800   29,859             0.0%
    UACJ Corp.                                                22,000   42,723             0.0%
    Ube Industries, Ltd.                                      70,000  146,983             0.1%
    Uchida Yoko Co., Ltd.                                     11,000   35,292             0.0%
    UKC Holdings Corp.                                         1,800   36,067             0.0%
    Ulvac, Inc.                                                2,000   35,570             0.0%
    Unipres Corp.                                              2,700   61,362             0.0%
    Universal Entertainment Corp.                              2,000   36,288             0.0%
    UNY Group Holdings Co., Ltd.                              26,500  146,509             0.1%
    Ushio, Inc.                                                9,400  129,493             0.1%
    Vital KSK Holdings, Inc.                                   2,000   14,543             0.0%
    Wacoal Holdings Corp.                                     11,000  138,033             0.1%
#   Wakachiku Construction Co., Ltd.                          12,000   15,201             0.0%
    Wakita & Co., Ltd.                                         4,700   36,990             0.0%
    Warabeya Nichiyo Co., Ltd.                                 1,700   33,186             0.0%
    Xebio Holdings Co., Ltd.                                   1,900   33,995             0.0%
    YAMABIKO Corp.                                             2,800   25,768             0.0%
    Yamagata Bank, Ltd. (The)                                 17,000   66,073             0.0%
    Yamaguchi Financial Group, Inc.                           25,000  307,490             0.2%
    Yamaichi Electronics Co., Ltd.                             2,000   17,709             0.0%
    Yamanashi Chuo Bank, Ltd. (The)                           25,000  117,184             0.1%
    Yamatane Corp.                                            15,000   22,855             0.0%
    Yashima Denki Co., Ltd.                                    2,100   10,125             0.0%
    Yasuda Logistics Corp.                                     1,400   11,144             0.0%
    Yellow Hat, Ltd.                                           1,400   30,800             0.0%
    Yodogawa Steel Works, Ltd.                                 4,800   84,614             0.1%
    Yokogawa Bridge Holdings Corp.                             5,800   53,766             0.0%
    Yokohama Reito Co., Ltd.                                   9,700   77,361             0.1%
    Yokohama Rubber Co., Ltd. (The)                            9,900  190,314             0.1%
    Yondenko Corp.                                             3,000   10,900             0.0%
#   Yonex Co., Ltd.                                            1,100   27,884             0.0%
    Yorozu Corp.                                               1,800   38,469             0.0%
    Yuasa Funashoku Co., Ltd.                                  5,000   13,846             0.0%
    Yuasa Trading Co., Ltd.                                    1,500   34,965             0.0%
    Yurtec Corp.                                               9,000   86,354             0.1%
    Yusen Logistics Co., Ltd.                                  2,500   29,168             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
JAPAN -- (Continued)
    Zeon Corp.                                                 10,000 $    81,618             0.1%
                                                                      -----------            ----
TOTAL JAPAN                                                            40,767,795            17.9%
                                                                      -----------            ----
MALAYSIA -- (0.7%)
    Affin Holdings Bhd                                         23,100      12,842             0.0%
    AirAsia BHD                                                89,900      30,873             0.0%
    Alliance Financial Group Bhd                               60,300      50,187             0.0%
    AMMB Holdings Bhd                                         251,700     278,994             0.1%
    Berjaya Corp. Bhd                                         221,100      21,311             0.0%
    Boustead Holdings Bhd                                      34,300      32,191             0.0%
*   Bumi Armada Bhd                                           304,600      68,647             0.1%
    Dayang Enterprise Holdings Bhd                             53,900      21,304             0.0%
    DRB-Hicom Bhd                                             155,700      48,527             0.0%
    Eastern & Oriental Bhd                                     56,578      20,918             0.0%
*   Evergreen Fibreboard Bhd                                   45,000      23,120             0.0%
    Felda Global Ventures Holdings Bhd                        193,500      79,979             0.1%
    Hong Leong Financial Group Bhd                             19,000      62,454             0.0%
    IOI Properties Group Bhd                                  165,100      77,456             0.1%
    Jaya Tiasa Holdings BHD                                    70,100      19,879             0.0%
    KSL Holdings BHD                                           33,600      12,270             0.0%
    Kulim Malaysia BHD                                         37,700      29,176             0.0%
    Mah Sing Group Bhd                                        174,200      53,453             0.0%
    Malaysia Building Society Bhd                              62,100      23,383             0.0%
    Malaysian Resources Corp. Bhd                             104,700      30,829             0.0%
    Media Prima Bhd                                            68,800      22,278             0.0%
    MMC Corp. Bhd                                              92,500      48,023             0.0%
    Muhibbah Engineering M Bhd                                 25,800      13,249             0.0%
    Press Metal Bhd                                            55,000      29,742             0.0%
    Sapurakencana Petroleum Bhd                               396,100     194,155             0.1%
    Sunway Bhd                                                 57,700      41,586             0.0%
    Supermax Corp. Bhd                                         26,200      13,705             0.0%
    Ta Ann Holdings Bhd                                        14,200      12,772             0.0%
    TA Enterprise Bhd                                         144,500      20,998             0.0%
    UEM Sunrise Bhd                                           225,600      65,545             0.1%
    UMW Holdings Bhd                                           62,600     119,371             0.1%
    UMW Oil & Gas Corp. Bhd                                    84,300      23,709             0.0%
    Unisem M Bhd                                               37,600      20,803             0.0%
    UOA Development Bhd                                        50,900      24,977             0.0%
    WCT Holdings Bhd                                           87,900      28,009             0.0%
                                                                      -----------            ----
TOTAL MALAYSIA                                                          1,676,715             0.7%
                                                                      -----------            ----
MEXICO -- (0.8%)
    Alpek S.A.B. de C.V.                                       42,513      61,384             0.0%
*   Axtel S.A.B. de C.V.                                       70,700      30,518             0.0%
    Banregio Grupo Financiero S.A.B. de C.V.                   28,003     149,900             0.1%
    Bolsa Mexicana de Valores S.A.B. de C.V.                   60,300     100,757             0.1%
*   Consorcio ARA S.A.B. de C.V. Series *                      71,600      26,745             0.0%
    Controladora Comercial Mexicana S.A.B. de C.V.             55,136     161,291             0.1%
    Credito Real S.A.B. de C.V. SOFOM ER                       10,453      24,681             0.0%
*   Genomma Lab Internacional S.A.B. de C.V. Class B          115,300      84,602             0.0%
*   Grupo Aeromexico S.A.B. de C.V.                            36,762      64,542             0.0%
    Grupo Comercial Chedraui S.A. de C.V.                      27,398      75,570             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
MEXICO -- (Continued)
    Grupo Elektra S.A.B. de C.V.                                1,245 $   24,798             0.0%
*   Grupo Famsa S.A.B. de C.V. Class A                         16,635     13,092             0.0%
    Grupo Financiero Interacciones SA de C.V.                   8,660     56,046             0.0%
    Grupo Herdez S.A.B. de C.V. Series *                       23,387     65,002             0.0%
*   Grupo Simec S.A.B. de C.V. Series B                        14,163     38,825             0.0%
    Industrias Bachoco S.A.B. de C.V. Series B                 21,717     98,844             0.1%
*   Industrias CH S.A.B. de C.V. Series B                      15,459     56,107             0.0%
    Industrias Penoles S.A.B. de C.V.                           7,696    101,948             0.1%
    Megacable Holdings S.A.B. de C.V.                          28,178    107,388             0.1%
    Mexichem S.A.B. de C.V.                                    97,733    254,246             0.1%
*   OHL Mexico S.A.B. de C.V.                                  67,536     89,256             0.1%
    Organizacion Cultiba S.A.B. de C.V.                         9,500     12,676             0.0%
*   Organizacion Soriana S.A.B. de C.V. Class B                33,451     80,358             0.0%
    TV Azteca S.A.B. de C.V.                                  106,067     17,017             0.0%
    Vitro S.A.B. de C.V. Series A                              10,500     30,506             0.0%
                                                                      ----------             ---
TOTAL MEXICO                                                           1,826,099             0.8%
                                                                      ----------             ---
NETHERLANDS -- (1.7%)
    Accell Group                                                1,209     25,196             0.0%
    AMG Advanced Metallurgical Group NV                         2,002     16,479             0.0%
*   APERAM SA                                                  14,890    458,468             0.2%
    Arcadis NV                                                  2,173     54,780             0.0%
    ArcelorMittal                                              40,422    225,727             0.1%
    ASM International NV                                        4,314    164,568             0.1%
    BE Semiconductor Industries NV                              4,886    105,465             0.1%
    BinckBank NV                                                6,041     53,139             0.0%
    Boskalis Westminster                                        6,754    327,803             0.1%
    Corbion NV                                                  2,597     63,769             0.0%
    Delta Lloyd NV                                             16,077    126,687             0.1%
*   Fugro NV                                                    6,554    124,366             0.1%
    Gemalto NV                                                  3,805    238,229             0.1%
#*  Heijmans NV                                                 3,568     30,004             0.0%
    KAS Bank NV                                                 2,750     32,456             0.0%
    Kendrion NV                                                   520     12,536             0.0%
*   Koninklijke BAM Groep NV                                   61,519    338,818             0.2%
    Koninklijke DSM NV                                         15,013    800,306             0.4%
    Koninklijke Ten Cate NV                                     3,650     98,736             0.0%
#*  Ordina NV                                                  15,728     18,886             0.0%
*   SBM Offshore NV                                            19,790    270,376             0.1%
    TNT Express NV                                             11,099     93,265             0.0%
*   TomTom NV                                                  17,784    192,859             0.1%
    USG People NV                                              12,578    199,919             0.1%
    Wessanen                                                    1,934     20,774             0.0%
                                                                      ----------             ---
TOTAL NETHERLANDS                                                      4,093,611             1.8%
                                                                      ----------             ---
NEW ZEALAND -- (0.6%)
    Air New Zealand, Ltd.                                      79,766    156,903             0.1%
*   Chorus, Ltd.                                               29,430     56,583             0.0%
    Ebos Group, Ltd.                                           12,383    114,294             0.1%
    Fletcher Building, Ltd.                                    79,264    399,225             0.2%
    Heartland New Zealand, Ltd.                                32,027     27,068             0.0%
    Metlifecare, Ltd.                                          13,928     42,036             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
NEW ZEALAND -- (Continued)
    New Zealand Refining Co., Ltd. (The)                        7,780 $   18,123             0.0%
    Nuplex Industries, Ltd.                                    27,950     80,523             0.0%
    Sanford, Ltd/NZ                                             7,981     26,716             0.0%
    Skellerup Holdings, Ltd.                                   26,569     27,507             0.0%
    SKY Network Television, Ltd.                               36,905    113,301             0.1%
    Summerset Group Holdings, Ltd.                             19,648     52,242             0.0%
    Tourism Holdings, Ltd.                                     15,938     23,857             0.0%
    Tower, Ltd.                                                20,066     28,397             0.0%
    Trade Me Group, Ltd.                                       58,677    145,473             0.1%
    Warehouse Group, Ltd. (The)                                13,394     24,742             0.0%
                                                                      ----------             ---
TOTAL NEW ZEALAND                                                      1,336,990             0.6%
                                                                      ----------             ---
NORWAY -- (0.7%)
#*  Akastor ASA                                                10,457     13,642             0.0%
    Aker ASA Class A                                            1,983     39,056             0.0%
    Austevoll Seafood ASA                                      11,362     69,875             0.1%
    Bonheur ASA                                                 1,849     12,511             0.0%
    BW Offshore, Ltd.                                          65,819     27,442             0.0%
*   Det Norske Oljeselskap ASA                                 10,292     63,708             0.0%
*   Fred Olsen Energy ASA                                       3,393     15,857             0.0%
    Ganger Rolf ASA                                             2,902     18,278             0.0%
    Grieg Seafood ASA                                           4,387     15,670             0.0%
*   Kongsberg Automotive ASA                                   75,985     43,923             0.0%
*   Norske Skogindustrier ASA                                  46,404     12,510             0.0%
    Petroleum Geo-Services ASA                                 28,638    119,829             0.1%
    Prosafe SE                                                 28,794     79,867             0.1%
#*  REC Silicon ASA                                           331,659     59,614             0.0%
    Seadrill, Ltd.(B0HWHV8)                                     8,343     53,979             0.0%
    Seadrill, Ltd.(B09RMQ1)                                    27,699    178,121             0.1%
    SpareBank 1 SMN                                             5,946     37,281             0.0%
    SpareBank 1 SR-Bank ASA                                     5,585     26,679             0.0%
    Stolt-Nielsen, Ltd.                                         1,996     26,970             0.0%
*   Storebrand ASA                                             59,551    207,793             0.1%
*   Subsea 7 SA                                                34,422    269,982             0.1%
#   TGS Nopec Geophysical Co. ASA                              12,605    249,930             0.1%
    Wilh Wilhelmsen ASA                                         6,223     26,987             0.0%
    Wilh Wilhelmsen Holding ASA Class A                         1,805     36,230             0.0%
                                                                      ----------             ---
TOTAL NORWAY                                                           1,705,734             0.7%
                                                                      ----------             ---
PHILIPPINES -- (0.2%)
    Cebu Air, Inc.                                             23,760     45,257             0.1%
    Cosco Capital, Inc.                                       200,000     31,753             0.0%
    Filinvest Land, Inc.                                      960,000     35,649             0.0%
    First Philippine Holdings Corp.                            27,910     42,086             0.0%
    Lopez Holdings Corp.                                      303,900     44,021             0.0%
    Petron Corp.                                               89,800     15,507             0.0%
*   Philippine National Bank                                   13,100     14,812             0.0%
    Rizal Commercial Banking Corp.                             18,900     12,515             0.0%
    San Miguel Corp.                                           36,000     36,874             0.0%
    Security Bank Corp.                                         7,560     22,886             0.0%
    Travellers International Hotel Group, Inc.                211,000     20,699             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                               SHARES   VALUE++  OF NET ASSETS**
                                                              --------- -------- ---------------
PHILIPPINES -- (Continued)
    Vista Land & Lifescapes, Inc.                               427,100 $ 50,712             0.1%
                                                                        --------             ---
TOTAL PHILIPPINES                                                        372,771             0.2%
                                                                        --------             ---
POLAND -- (0.2%)
    Boryszew SA                                                  15,012   19,522             0.0%
*   ComArch SA                                                      584   17,893             0.0%
    Emperia Holding SA                                              805   14,587             0.0%
    Enea SA                                                      28,316   93,907             0.1%
*   Grupa Lotos SA                                               11,366   83,713             0.1%
*   Jastrzebska Spolka Weglowa SA                                 6,931   23,709             0.0%
    Kernel Holding SA                                             5,431   73,287             0.0%
    Netia SA                                                     23,575   33,711             0.0%
    Orbis SA                                                        649    9,904             0.0%
    Tauron Polska Energia SA                                     96,793   75,888             0.0%
*   Vistula Group SA                                             28,150   21,833             0.0%
                                                                        --------             ---
TOTAL POLAND                                                             467,954             0.2%
                                                                        --------             ---
PORTUGAL -- (0.2%)
*   Banco BPI SA                                                 50,556   61,328             0.0%
#*  Banco Comercial Portugues SA Class R                      2,854,010  163,599             0.1%
    Corticeira Amorim SGPS SA                                     8,098   43,646             0.0%
    EDP Renovaveis SA                                            23,252  168,689             0.1%
    Mota-Engil SGPS SA                                           13,251   33,146             0.0%
    Sonae SGPS SA                                               112,652  134,596             0.1%
                                                                        --------             ---
TOTAL PORTUGAL                                                           605,004             0.3%
                                                                        --------             ---
SINGAPORE -- (1.0%)
*   Biosensors International Group, Ltd.                        151,800   73,684             0.1%
    Boustead Singapore, Ltd.                                     19,800   13,536             0.0%
    Centurion Corp., Ltd.                                        33,600   10,040             0.0%
    China Merchants Holdings Pacific, Ltd.                       43,700   29,761             0.0%
    Chip Eng Seng Corp., Ltd.                                    72,300   35,347             0.0%
    Chuan Hup Holdings, Ltd.                                     54,800   13,480             0.0%
    Cosco Corp. Singapore, Ltd.                                  53,200   14,241             0.0%
    Ezion Holdings, Ltd.                                        172,200   85,738             0.1%
*   Ezra Holdings, Ltd.                                         591,300   51,457             0.0%
    Far East Orchard, Ltd.                                       37,800   40,566             0.0%
    Frasers Centrepoint, Ltd.                                    20,500   23,838             0.0%
    GK Goh Holdings, Ltd.                                        17,200   10,120             0.0%
    Golden Agri-Resources, Ltd.                                 861,000  238,947             0.1%
    GuocoLand, Ltd.                                              31,600   41,946             0.0%
    Ho Bee Land, Ltd.                                            50,700   71,229             0.1%
    Hong Fok Corp., Ltd.                                         53,900   27,709             0.0%
    Hong Leong Asia, Ltd.                                        16,500   10,065             0.0%
    Hotel Grand Central, Ltd.                                    21,600   19,709             0.0%
    Hyflux, Ltd.                                                 34,400   16,638             0.0%
    Indofood Agri Resources, Ltd.                                72,700   29,503             0.0%
    IPC Corp., Ltd.                                              11,700   11,327             0.0%
    K1 Ventures, Ltd.                                            99,100   14,156             0.0%
    Lian Beng Group, Ltd.                                        28,800   10,863             0.0%
    Metro Holdings, Ltd.                                         77,400   49,650             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
SINGAPORE -- (Continued)
    Midas Holdings, Ltd.                                      229,800 $   51,392             0.0%
    Nam Cheong, Ltd.                                          135,500     16,186             0.0%
*   Neptune Orient Lines, Ltd.                                106,500     75,434             0.1%
#   Noble Group, Ltd.                                         479,900    172,303             0.1%
    OUE, Ltd.                                                  30,200     38,596             0.0%
    QAF, Ltd.                                                  28,600     21,300             0.0%
    Raffles Education Corp., Ltd.                             105,800     21,902             0.0%
    Religare Health Trust                                      56,000     39,707             0.0%
    SembCorp Industries, Ltd.                                  42,100    107,277             0.1%
    SHS Holdings, Ltd.                                         60,200     10,956             0.0%
    Sinarmas Land, Ltd.                                       113,600     38,809             0.0%
*   Sino Grandness Food Industry Group, Ltd.                   60,300     14,956             0.0%
    Stamford Land Corp., Ltd.                                  29,200     10,746             0.0%
    Sunningdale Tech, Ltd.                                     16,960     10,273             0.0%
*   SunVic Chemical Holdings, Ltd.                             62,500     10,435             0.0%
*   Swiber Holdings, Ltd.                                      92,600     17,114             0.0%
    Tat Hong Holdings, Ltd.                                    15,000      5,980             0.0%
    Tuan Sing Holdings, Ltd.                                  132,600     32,130             0.0%
    United Engineers, Ltd.                                     71,900    101,815             0.1%
    United Industrial Corp., Ltd.                              30,700     67,445             0.0%
    UOL Group, Ltd.                                            63,900    298,206             0.1%
    Valuetronics Holdings, Ltd.                                49,300     14,880             0.0%
#*  Vard Holdings, Ltd.                                        87,300     23,614             0.0%
    Wheelock Properties Singapore, Ltd.                        38,200     41,523             0.0%
    Wing Tai Holdings, Ltd.                                    81,600    101,545             0.1%
                                                                      ----------             ---
TOTAL SINGAPORE                                                        2,288,074             1.0%
                                                                      ----------             ---
SOUTH AFRICA -- (1.5%)
    Adcorp Holdings, Ltd.                                      21,940     39,814             0.0%
    Aeci, Ltd.                                                 14,501     99,550             0.1%
    African Oxygen, Ltd.                                       14,955     16,380             0.0%
*   AngloGold Ashanti, Ltd. Sponsored ADR                      13,366    112,809             0.1%
*   ArcelorMittal South Africa, Ltd.                            9,841      5,852             0.0%
    Ascendis Health, Ltd.                                      17,965     24,292             0.0%
    Assore, Ltd.                                                3,821     22,101             0.0%
    Barloworld, Ltd.                                           38,005    214,428             0.1%
    Blue Label Telecoms, Ltd.                                  67,074     56,293             0.0%
    Caxton and CTP Publishers and Printers, Ltd.                3,840      4,991             0.0%
    Clover Industries, Ltd.                                    21,513     29,485             0.0%
*   Consolidated Infrastructure Group, Ltd.                     6,173     15,572             0.0%
    DataTec, Ltd.                                              32,561    139,230             0.1%
    Exxaro Resources, Ltd.                                      9,491     39,280             0.0%
    Gold Fields, Ltd. Sponsored ADR                            99,320    251,280             0.1%
    Grand Parade Investments, Ltd.                             33,085     12,514             0.0%
    Grindrod, Ltd.                                             89,727     96,858             0.1%
    Group Five, Ltd.                                           22,334     35,477             0.0%
    Holdsport, Ltd.                                             3,511     15,961             0.0%
    Hudaco Industries, Ltd.                                     3,361     26,372             0.0%
    Illovo Sugar, Ltd.                                         25,566     32,240             0.0%
*   Impala Platinum Holdings, Ltd.                             66,123    180,328             0.1%
    Imperial Holdings, Ltd.                                    27,601    359,273             0.2%
    Invicta Holdings, Ltd.                                      5,705     25,117             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
SOUTH AFRICA -- (Continued)
    KAP Industrial Holdings, Ltd.                             158,538 $   84,174             0.0%
    Lewis Group, Ltd.                                          15,295     65,975             0.0%
    Metair Investments, Ltd.                                   19,559     43,309             0.0%
    Mpact, Ltd.                                                26,604     92,846             0.0%
    Murray & Roberts Holdings, Ltd.                            52,997     40,103             0.0%
    Nampak, Ltd.                                               55,853     90,406             0.0%
*   Northam Platinum, Ltd.                                     33,963     74,269             0.0%
    Omnia Holdings, Ltd.                                       10,176    112,881             0.1%
    Peregrine Holdings, Ltd.                                   24,237     53,905             0.0%
*   Pinnacle Holdings, Ltd.                                    10,800      9,344             0.0%
    Raubex Group, Ltd.                                         15,101     17,988             0.0%
    RCL Foods, Ltd.                                            11,389     13,505             0.0%
    Reunert, Ltd.                                              23,184    112,729             0.1%
*   Sappi, Ltd.                                                75,927    299,601             0.1%
    Sibanye Gold, Ltd.                                         60,883    101,688             0.1%
*   Super Group, Ltd.                                          46,054    108,179             0.1%
    Telkom SA SOC, Ltd.                                        38,188    200,532             0.1%
    Tongaat Hulett, Ltd.                                       14,412    123,029             0.1%
    Trencor, Ltd.                                              18,666     70,915             0.0%
    Wilson Bayly Holmes-Ovcon, Ltd.                             8,483     79,251             0.0%
                                                                      ----------             ---
TOTAL SOUTH AFRICA                                                     3,650,126             1.6%
                                                                      ----------             ---
SOUTH KOREA -- (4.5%)
*   AJ Rent A Car Co., Ltd.                                     2,448     22,706             0.0%
*   Amotech Co., Ltd.                                           1,619     30,263             0.0%
    Asia Cement Co., Ltd.                                         286     26,965             0.0%
    ASIA Holdings Co., Ltd.                                       180     18,430             0.0%
*   Asiana Airlines, Inc.                                      15,989     67,965             0.0%
    AtlasBX Co., Ltd.                                             834     26,458             0.0%
    Binggrae Co., Ltd.                                            997     59,636             0.0%
    BNK Financial Group, Inc.                                  30,980    379,313             0.2%
    BYC Co., Ltd.                                                  48     16,767             0.0%
*   China Great Star International, Ltd.                       10,452     22,378             0.0%
*   China Ocean Resources Co., Ltd.                             9,360     36,685             0.0%
    Chongkundang Holdings Corp.                                   326     22,722             0.0%
    CJ Hellovision Co., Ltd.                                    3,420     32,639             0.0%
    CJ O Shopping Co., Ltd.                                       464     71,584             0.1%
    Dae Dong Industrial Co., Ltd.                               1,833     15,752             0.0%
    Daeduck Electronics Co.                                     5,565     35,800             0.0%
    Daeduck GDS Co., Ltd.                                       2,468     20,973             0.0%
    Daehan Steel Co., Ltd.                                      2,678     22,621             0.0%
    Daesang Corp.                                               3,244     88,137             0.1%
    Daewoo Shipbuilding & Marine Engineering Co., Ltd.         16,524     99,880             0.1%
    Daishin Securities Co., Ltd.                                6,759     61,894             0.0%
    DGB Financial Group, Inc.                                  23,742    220,229             0.1%
    Dong Ah Tire & Rubber Co., Ltd.                               626     13,715             0.0%
    Dong-A Socio Holdings Co., Ltd.                               430     61,106             0.0%
    Dongbu Insurance Co., Ltd.                                  6,227    373,426             0.2%
    Dongbu Securities Co., Ltd.                                 3,758     13,326             0.0%
*   Dongkuk Steel Mill Co., Ltd.                               10,163     60,750             0.0%
    Dongwha Pharm Co., Ltd.                                     2,476     14,986             0.0%
    Doosan Corp.                                                1,206    116,598             0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
SOUTH KOREA -- (Continued)
*   Doosan Engine Co., Ltd.                                    4,222 $ 14,189             0.0%
    Doosan Heavy Industries & Construction Co., Ltd.           7,431  133,734             0.1%
*   Doosan Infracore Co., Ltd.                                20,002  109,291             0.1%
    e-LITECOM Co., Ltd.                                        1,501   26,273             0.0%
    Eagon Industries Co., Ltd.                                 1,585   23,510             0.0%
    Easy Bio, Inc.                                             4,688   29,792             0.0%
    Eugene Corp.                                               5,400   26,468             0.0%
*   Eugene Investment & Securities Co., Ltd.                  10,226   24,988             0.0%
*   Eusu Holdings Co., Ltd.                                    2,480   19,112             0.0%
    F&F Co., Ltd.                                              1,301   22,619             0.0%
    Global & Yuasa Battery Co., Ltd.                           1,125   40,290             0.0%
    GOLFZONYUWONHOLDINGS Co., Ltd.                             3,262   23,067             0.0%
    GS Holdings Corp.                                          7,295  320,433             0.2%
    GS Home Shopping, Inc.                                       424   63,255             0.0%
    Halla Holdings Corp.                                         889   44,185             0.0%
    Han Kuk Carbon Co., Ltd.                                   5,087   26,462             0.0%
    Handok, Inc.                                                 609   13,263             0.0%
    Handsome Co., Ltd.                                         2,241   76,231             0.1%
    Hanil Cement Co., Ltd.                                       478   49,174             0.0%
*   Hanjin Heavy Industries & Construction Co., Ltd.           7,176   27,913             0.0%
*   Hanjin Shipping Co., Ltd.                                  4,360   19,146             0.0%
    Hanjin Transportation Co., Ltd.                            1,442   56,027             0.0%
    Hankook Tire Co., Ltd.                                     9,992  381,983             0.2%
*   Hansol Paper Co., Ltd.                                     2,288   41,229             0.0%
    Hanwha Chemical Corp.                                     15,043  291,474             0.1%
    Hanwha Corp.                                               6,437  211,078             0.1%
*   Hanwha General Insurance Co., Ltd.                         3,573   23,592             0.0%
    Hanwha Investment & Securities Co., Ltd.                   5,766   22,586             0.0%
    Hanyang Eng Co., Ltd.                                      3,073   25,253             0.0%
    Heung-A Shipping Co., Ltd.                                13,920   23,557             0.0%
    Hite Jinro Co., Ltd.                                       3,144   63,045             0.0%
    Hitejinro Holdings Co., Ltd.                               1,504   17,949             0.0%
    HMC Investment Securities Co., Ltd.                        1,503   13,515             0.0%
    HS R&A Co., Ltd.                                             629   22,583             0.0%
    Humax Co., Ltd.                                            1,376   20,888             0.0%
    Hwa Shin Co., Ltd.                                         3,479   17,897             0.0%
    HwaSung Industrial Co., Ltd.                               1,115   16,735             0.0%
    Hyosung Corp.                                              3,099  316,428             0.2%
    Hyundai C&F, Inc.                                            332   10,549             0.0%
    Hyundai Corp.                                                482   14,142             0.0%
    Hyundai Engineering & Construction Co., Ltd.              11,140  335,895             0.2%
    Hyundai Engineering Plastics Co., Ltd.                     3,177   24,882             0.0%
    Hyundai Home Shopping Network Corp.                          649   69,292             0.1%
    Hyundai Marine & Fire Insurance Co., Ltd.                  8,483  252,603             0.1%
*   Hyundai Rotem Co., Ltd.                                    2,968   42,234             0.0%
    Hyundai Securities Co., Ltd.                              21,834  131,678             0.1%
    Iljin Display Co., Ltd.                                    4,117   24,692             0.0%
    Ilshin Spinning Co., Ltd.                                     95   13,168             0.0%
    Intelligent Digital Integrated Securities Co., Ltd.        1,158   20,104             0.0%
    IsuPetasys Co., Ltd.                                       5,166   22,790             0.0%
    Jahwa Electronics Co., Ltd.                                2,638   25,956             0.0%
    JB Financial Group Co., Ltd.                               9,778   50,836             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
SOUTH KOREA -- (Continued)
    Jeil Pharmaceutical Co.                                      911 $ 19,438             0.0%
    KB Capital Co., Ltd.                                         550   12,249             0.0%
    KB Insurance Co., Ltd.                                     5,860  136,191             0.1%
    KC Green Holdings Co., Ltd.                                1,848   15,645             0.0%
    KC Tech Co., Ltd.                                          2,692   22,628             0.0%
    KCC Corp.                                                    827  295,052             0.1%
    Keyang Electric Machinery Co., Ltd.                        5,858   24,855             0.0%
    KG Chemical Corp.                                          1,692   23,799             0.0%
    KH Vatec Co., Ltd.                                         1,669   29,335             0.0%
    KISCO Corp.                                                  486   20,581             0.0%
    KISWIRE, Ltd.                                              1,003   36,248             0.0%
    KIWOOM Securities Co., Ltd.                                1,653   84,643             0.1%
*   Kolon Global Corp.                                           710   10,549             0.0%
    Kolon Industries, Inc.                                     2,411  130,986             0.1%
*   Korea Line Corp.                                           1,364   24,101             0.0%
    Korea Petrochemical Ind Co., Ltd.                            499   77,169             0.1%
*   Korean Air Lines Co., Ltd.                                 5,267  142,283             0.1%
    Korean Reinsurance Co.                                    13,546  161,497             0.1%
    Kortek Corp.                                               2,019   23,764             0.0%
    KSS LINE, Ltd.                                             1,335   20,707             0.0%
*   KTB Investment & Securities Co., Ltd.                     11,121   24,652             0.0%
    Kukdo Chemical Co., Ltd.                                     389   20,882             0.0%
    Kumho Petrochemical Co., Ltd.                                935   47,412             0.0%
*   Kumho Tire Co., Inc.                                      10,464   63,211             0.0%
    Kumkang Kind Co., Ltd.                                       101    5,508             0.0%
    Kunsul Chemical Industrial Co., Ltd.                         311   12,129             0.0%
*   Kwangju Bank                                               2,305   16,430             0.0%
    Kyobo Securities Co., Ltd.                                 3,001   25,732             0.0%
    Kyungbang, Ltd.                                               83   13,992             0.0%
    Kyungchang Industrial Co., Ltd.                            2,837   17,100             0.0%
    LF Corp.                                                   1,937   53,675             0.0%
    LG Innotek Co., Ltd.                                       2,034  164,466             0.1%
    LG International Corp.                                     3,456  105,548             0.1%
    Lock&Lock Co., Ltd.                                        2,151   23,030             0.0%
    LOTTE Himart Co., Ltd.                                       972   49,575             0.0%
*   Lotte Non-Life Insurance Co., Ltd.                         9,355   23,165             0.0%
    LS Corp.                                                   2,106   71,121             0.1%
    LS Industrial Systems Co., Ltd.                            1,676   72,856             0.1%
    Lumens Co., Ltd.                                           6,649   23,826             0.0%
    Maeil Dairy Industry Co., Ltd.                               839   28,691             0.0%
    Mando Corp.                                                  828  107,716             0.1%
    MegaStudy Co., Ltd.                                          162    6,371             0.0%
    Meritz Finance Group, Inc.                                 4,265   54,767             0.0%
    Meritz Fire & Marine Insurance Co., Ltd.                   7,104  100,273             0.1%
    Meritz Securities Co., Ltd.                               31,375  139,556             0.1%
    Mirae Asset Securities Co., Ltd.                           2,875   64,143             0.0%
    MK Electron Co., Ltd.                                      2,558   15,752             0.0%
    Moorim P&P Co., Ltd.                                       1,906    8,978             0.0%
    Namhae Chemical Corp.                                      2,942   25,874             0.0%
    Namyang Dairy Products Co., Ltd.                              49   36,132             0.0%
*   Neowiz Games Corp.                                         1,576   25,068             0.0%
*   NEPES Corp.                                                3,642   21,265             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
SOUTH KOREA -- (Continued)
    Nexen Corp.                                                  286 $ 21,208             0.0%
    Nexen Tire Corp.                                           3,873   44,822             0.0%
    NH Investment & Securities Co., Ltd.                      17,808  156,465             0.1%
    Nong Shim Holdings Co., Ltd.                                 228   29,939             0.0%
    OCI Co., Ltd.                                              2,482  177,983             0.1%
    Pan-Pacific Co., Ltd.                                      5,325   19,841             0.0%
    POSCO Chemtech Co., Ltd.                                   4,234   53,126             0.0%
    PSK, Inc.                                                  1,920   17,142             0.0%
    Pyeong Hwa Automotive Co., Ltd.                            2,380   30,386             0.0%
    S&T Dynamics Co., Ltd.                                     1,715   20,836             0.0%
    S&T Holdings Co., Ltd.                                       776   18,040             0.0%
*   Sajo Industries Co., Ltd.                                    398   23,843             0.0%
    SAMHWA Paints Industrial Co., Ltd.                         1,801   21,090             0.0%
    Samsung Card Co., Ltd.                                     4,501  152,097             0.1%
*   Samsung Engineering Co., Ltd.                              4,314   68,463             0.0%
    Samsung Fine Chemicals Co., Ltd.                           2,486   81,694             0.1%
    Samyang Holdings Corp.                                       384   53,769             0.0%
    SBS Media Holdings Co., Ltd.                               7,692   26,224             0.0%
    Seah Besteel Corp.                                         1,716   43,153             0.0%
    SeAH Steel Corp.                                             256   14,328             0.0%
    Sebang Co., Ltd.                                             925   14,535             0.0%
    Sejong Industrial Co., Ltd.                                  985    9,515             0.0%
    Sekonix Co., Ltd.                                          1,585   25,729             0.0%
    Sempio Foods Co.                                             542   19,119             0.0%
*   Seohee Construction Co., Ltd.                             28,436   27,130             0.0%
*   Seoul Semiconductor Co., Ltd.                              4,908   81,441             0.1%
    Shin Poong Pharmaceutical Co., Ltd.                        4,614   16,798             0.0%
    Shinsegae Co., Ltd.                                          995  202,456             0.1%
    Silla Co., Ltd.                                            1,230   18,689             0.0%
    SK Chemicals Co., Ltd.                                     1,514   89,414             0.1%
    SK Gas, Ltd.                                                 651   48,518             0.0%
    SK Networks Co., Ltd.                                     14,127   87,632             0.1%
*   SK Securities Co., Ltd.                                   28,319   28,941             0.0%
    SKC Co., Ltd.                                              3,039  101,999             0.1%
    SL Corp.                                                   1,669   24,821             0.0%
    Songwon Industrial Co., Ltd.                               2,765   26,578             0.0%
*   Ssangyong Cement Industrial Co., Ltd.                      2,086   32,971             0.0%
    Sung Kwang Bend Co., Ltd.                                  2,928   24,052             0.0%
*   Sungshin Cement Co., Ltd.                                  2,254   22,391             0.0%
    Sungwoo Hitech Co., Ltd.                                   7,474   57,802             0.0%
    Taekwang Industrial Co., Ltd.                                 58   56,452             0.0%
*   Taewoong Co., Ltd.                                         1,161   15,212             0.0%
*   Taeyoung Engineering & Construction Co., Ltd.              3,302   17,011             0.0%
*   TK Corp.                                                   2,371   23,441             0.0%
    Tongyang Life Insurance Co, Ltd.                           4,477   54,747             0.0%
    Tovis Co., Ltd.                                            3,257   28,597             0.0%
    Unid Co., Ltd.                                               293   13,116             0.0%
*   Woongjin Co., Ltd.                                         5,164   13,612             0.0%
*   Woongjin Thinkbig Co., Ltd.                                3,828   27,419             0.0%
    Y G-1 Co., Ltd.                                            3,685   35,424             0.0%
    YESCO Co., Ltd.                                              350   11,479             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
SOUTH KOREA -- (Continued)
    Youlchon Chemical Co., Ltd.                                   804 $     8,701             0.0%
                                                                      -----------             ---
TOTAL SOUTH KOREA                                                      10,912,546             4.8%
                                                                      -----------             ---
SPAIN -- (2.0%)
#   Abengoa SA Class B                                         50,973      49,367             0.0%
    Acciona SA                                                  3,559     298,563             0.1%
    Acerinox SA                                                 7,604      82,156             0.0%
    ACS Actividades de Construccion y Servicios SA             13,715     465,328             0.2%
    Adveo Group International SA                                1,400       8,002             0.0%
    Almirall SA                                                 1,758      33,839             0.0%
    Banco de Sabadell SA                                      372,625     718,906             0.3%
#   Banco Popular Espanol SA                                  161,626     614,517             0.3%
    Bankinter SA                                               56,317     407,293             0.2%
*   Baron de Ley                                                  265      27,059             0.0%
*   Cementos Portland Valderrivas SA                            1,514       8,497             0.0%
    Cie Automotive SA                                           3,348      53,620             0.0%
    Construcciones y Auxiliar de Ferrocarriles SA                  76      21,215             0.0%
    Duro Felguera SA                                            5,639      13,247             0.0%
    Ebro Foods SA                                               7,184     136,069             0.1%
    Ence Energia y Celulosa SA                                 28,711     100,354             0.1%
    Faes Farma SA                                              15,333      41,200             0.0%
*   Fomento de Construcciones y Contratas SA                    2,193      16,695             0.0%
    Gamesa Corp. Tecnologica SA                                45,657     720,621             0.3%
    Grupo Catalana Occidente SA                                 1,288      39,936             0.0%
    Iberpapel Gestion SA                                          778      14,131             0.0%
*   Indra Sistemas SA                                           5,150      55,097             0.0%
*   Liberbank SA                                              103,466      63,988             0.0%
    Mapfre SA                                                 102,746     304,823             0.1%
    Melia Hotels International SA                               8,596     124,127             0.1%
*   NH Hotel Group SA                                          23,943     146,337             0.1%
    Obrascon Huarte Lain SA(BZBWTC4)                           12,868     103,212             0.1%
#   Obrascon Huarte Lain SA(5379749)                            6,434      51,460             0.0%
    Papeles y Cartones de Europa SA                             7,628      43,273             0.0%
#   Sacyr SA                                                   53,217     133,892             0.1%
                                                                      -----------             ---
TOTAL SPAIN                                                             4,896,824             2.1%
                                                                      -----------             ---
SWEDEN -- (2.2%)
    AF AB Class B                                               4,959      73,335             0.1%
    B&B Tools AB Class B                                        1,930      25,192             0.0%
    Beijer Alma AB                                              1,539      35,665             0.0%
    Beijer Ref AB Class B                                       1,351      30,025             0.0%
    Bilia AB Class A                                            6,320     132,469             0.1%
    BillerudKorsnas AB                                         23,421     423,858             0.2%
    Biotage AB                                                  6,505      14,749             0.0%
    Boliden AB                                                  9,973     190,947             0.1%
    Bulten AB                                                   2,100      20,675             0.0%
    Bure Equity AB                                              8,695      56,396             0.0%
    Catena AB                                                     706       9,944             0.0%
*   Cloetta AB Class B                                         28,035      83,539             0.1%
    Concentric AB                                               3,531      40,847             0.0%
*   Doro AB                                                     2,061      12,064             0.0%
    Duni AB                                                     4,519      68,569             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
SWEDEN -- (Continued)
    Elekta AB Class B                                         22,287 $  172,444             0.1%
    Enea AB                                                    1,194     11,429             0.0%
    Gunnebo AB                                                 4,292     19,877             0.0%
    Haldex AB                                                  8,793     84,865             0.1%
    Holmen AB Class B                                          9,932    299,398             0.1%
    KappAhl AB                                                 6,674     22,624             0.0%
    KNOW IT AB                                                 1,699     10,807             0.0%
    Lagercrantz Group AB Class B                               4,302     32,577             0.0%
    Lindab International AB                                    7,064     48,216             0.0%
    Loomis AB Class B                                          7,665    198,931             0.1%
    Meda AB Class A                                            9,338    137,046             0.1%
*   Medivir AB Class B                                         2,912     25,879             0.0%
    Mekonomen AB                                               3,222     76,252             0.1%
    Modern Times Group MTG AB Class B                          7,126    202,142             0.1%
    MQ Holding AB                                              3,386     16,891             0.0%
    Mycronic AB                                               12,680     90,421             0.1%
    NCC AB Class B                                             7,213    223,080             0.1%
*   Net Insight AB Class B                                    73,846     23,288             0.0%
#   New Wave Group AB Class B                                  8,555     38,006             0.0%
    Nobia AB                                                   3,869     47,384             0.0%
    Nolato AB Class B                                          1,352     37,089             0.0%
    Nordnet AB Class B                                        11,305     40,098             0.0%
    Opus Group AB                                             14,540      9,491             0.0%
    Peab AB                                                   21,686    165,777             0.1%
#*  Pricer AB Class B                                         16,093     17,450             0.0%
    Proffice AB Class B                                        5,856     14,143             0.0%
    Ratos AB Class B                                          26,590    155,200             0.1%
    Rezidor Hotel Group AB                                    11,618     49,281             0.0%
    Saab AB Class B                                            8,076    227,437             0.1%
#*  SAS AB                                                    37,259     71,859             0.0%
    Securitas AB Class B                                      29,856    389,791             0.2%
    Semcon AB                                                  2,598     11,136             0.0%
    SkiStar AB                                                 2,475     35,949             0.0%
#*  SSAB AB Class A(B17H0S8)                                  15,708     56,633             0.0%
*   SSAB AB Class A(BPRBWK4)                                   6,845     24,813             0.0%
*   SSAB AB Class B(B17H3F6)                                   5,667     17,886             0.0%
*   SSAB AB Class B(BPRBWM6)                                  17,444     55,553             0.0%
*   Swedish Orphan Biovitrum AB                                2,782     42,235             0.0%
    Systemair AB                                                 758     10,144             0.0%
    Tele2 AB Class B                                          44,349    442,896             0.2%
    Trelleborg AB Class B                                     29,067    489,726             0.2%
                                                                     ----------             ---
TOTAL SWEDEN                                                          5,364,418             2.4%
                                                                     ----------             ---
SWITZERLAND -- (3.6%)
*   AFG Arbonia-Forster Holding AG                             5,618     54,414             0.0%
    Allreal Holding AG                                         1,797    238,126             0.1%
    Alpiq Holding AG                                             471     49,733             0.0%
    Aryzta AG                                                  1,343     60,475             0.0%
    Autoneum Holding AG                                          359     65,904             0.0%
    Bachem Holding AG Class B                                    201     10,231             0.0%
    Baloise Holding AG                                         5,002    599,724             0.3%
    Banque Cantonale de Geneve                                   145     37,561             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
SWITZERLAND -- (Continued)
    Banque Cantonale Vaudoise                                    391 $  240,784             0.1%
    Bell AG                                                        8     21,989             0.0%
    Bellevue Group AG                                            380      5,341             0.0%
    Berner Kantonalbank AG                                       325     60,484             0.0%
    Bobst Group SA                                             1,584     67,114             0.0%
    Bucher Industries AG                                         765    174,095             0.1%
    Calida Holding AG                                            590     19,932             0.0%
    Carlo Gavazzi Holding AG                                      56     11,778             0.0%
    Cembra Money Bank AG                                       3,298    196,628             0.1%
    Cham Paper Holding AG                                         85     21,619             0.0%
*   Charles Voegele Holding AG                                 1,368     12,163             0.0%
    Cie Financiere Tradition SA                                  173     10,831             0.0%
    Clariant AG                                               34,996    643,518             0.3%
    Coltene Holding AG                                           389     25,426             0.0%
    Conzzeta AG                                                  112     69,512             0.0%
    Daetwyler Holding AG                                         934    130,936             0.1%
*   Dufry AG                                                   4,813    562,280             0.3%
    EFG International AG                                       8,999     90,468             0.1%
    Emmi AG                                                      296    133,893             0.1%
    Feintool International Holding AG                            230     21,420             0.0%
    Flughafen Zuerich AG                                         533    403,416             0.2%
    Forbo Holding AG                                              61     69,369             0.0%
    GAM Holding AG                                            21,182    387,471             0.2%
    Georg Fischer AG                                             345    211,969             0.1%
    Gurit Holding AG                                              73     40,823             0.0%
    Helvetia Holding AG                                        1,207    631,287             0.3%
    HOCHDORF Holding AG                                           88     14,844             0.0%
    Huber & Suhner AG                                            356     15,366             0.0%
    Implenia AG                                                1,931     95,707             0.1%
    Intershop Holding AG                                          34     14,433             0.0%
    Jungfraubahn Holding AG                                      125     11,973             0.0%
    Kardex AG                                                    353     26,349             0.0%
    Komax Holding AG                                             467     77,722             0.0%
    Kudelski SA                                                5,256     70,645             0.0%
    Liechtensteinische Landesbank AG                           1,341     47,771             0.0%
    Luzerner Kantonalbank AG                                     201     74,130             0.0%
    Metall Zug AG                                                 20     50,995             0.0%
#*  Meyer Burger Technology AG                                 4,709     33,663             0.0%
    Mobimo Holding AG                                            824    177,709             0.1%
    OC Oerlikon Corp. AG                                      17,375    166,729             0.1%
*   Orascom Development Holding AG                             1,150     15,042             0.0%
    Orior AG                                                     527     29,575             0.0%
*   Plazza AG                                                    111     22,060             0.0%
    Rieter Holding AG                                            445     73,376             0.0%
    Romande Energie Holding SA                                    29     27,330             0.0%
    Schaffner Holding AG                                          68     14,638             0.0%
*   Schmolz + Bickenbach AG                                   73,016     39,827             0.0%
    Schweiter Technologies AG                                    125    100,082             0.1%
    Siegfried Holding AG                                         430     86,118             0.0%
    St Galler Kantonalbank AG                                    285    103,057             0.1%
    Sulzer AG                                                  1,553    156,924             0.1%
    Swiss Life Holding AG                                      4,475  1,066,347             0.5%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
SWITZERLAND -- (Continued)
    Swissquote Group Holding SA                                   673 $   16,206             0.0%
    Tamedia AG                                                    254     42,811             0.0%
    Valiant Holding AG                                          2,014    232,518             0.1%
    Valora Holding AG                                             475     95,532             0.1%
    Vaudoise Assurances Holding SA                                165     85,467             0.0%
    Vetropack Holding AG                                            7     10,777             0.0%
    Vontobel Holding AG                                         2,935    144,601             0.1%
    VP Bank AG                                                    132     10,611             0.0%
    Walliser Kantonalbank                                          32     24,350             0.0%
    Zehnder Group AG                                              381     12,976             0.0%
    Zug Estates Holding AG                                          8     11,526             0.0%
                                                                      ----------             ---
TOTAL SWITZERLAND                                                      8,680,501             3.8%
                                                                      ----------             ---
TAIWAN -- (3.8%)
*   Ability Enterprise Co., Ltd.                               83,000     45,910             0.0%
    AcBel Polytech, Inc.                                       45,000     31,795             0.0%
    Accton Technology Corp.                                    97,000     60,724             0.0%
*   Acer, Inc.                                                499,000    211,567             0.1%
    ACHEM TECHNOLOGY Corp.                                     40,000     16,501             0.0%
*   AGV Products Corp.                                         64,000     13,442             0.0%
    Alpha Networks, Inc.                                       54,000     31,154             0.0%
    Altek Corp.                                                30,000     24,946             0.0%
    Ardentec Corp.                                             43,000     32,627             0.0%
*   Asia Optical Co., Inc.                                     52,000     49,539             0.0%
    Asia Vital Components Co., Ltd.                            35,000     28,174             0.0%
    Bank of Kaohsiung Co., Ltd.                                66,000     18,056             0.0%
    BES Engineering Corp.                                     225,000     52,985             0.0%
    Capital Securities Corp.                                  315,000     93,534             0.1%
    Career Technology MFG. Co., Ltd.                           33,000     26,901             0.0%
    Cathay Real Estate Development Co., Ltd.                  148,000     63,880             0.1%
    Charoen Pokphand Enterprise                                40,000     27,069             0.0%
    Cheng Loong Corp.                                         153,000     54,136             0.0%
    Cheng Uei Precision Industry Co., Ltd.                     67,000     97,880             0.1%
    Chimei Materials Technology Corp.                          41,000     28,693             0.0%
    Chin-Poon Industrial Co., Ltd.                             38,000     51,084             0.0%
*   China Airlines, Ltd.                                      462,000    165,389             0.1%
    China Bills Finance Corp.                                 147,000     50,972             0.0%
    China Chemical & Pharmaceutical Co., Ltd.                  31,000     17,731             0.0%
    China General Plastics Corp.                               52,000     22,902             0.0%
    China Metal Products                                       53,000     47,431             0.0%
    China Synthetic Rubber Corp.                               61,000     44,999             0.0%
    Chung Hsin Electric & Machinery Manufacturing Corp.        66,000     35,302             0.0%
    Chung Hwa Pulp Corp.                                       55,015     16,849             0.0%
    Clevo Co.                                                  71,000     76,518             0.1%
*   CMC Magnetics Corp.                                       321,000     38,510             0.0%
*   Continental Holdings Corp.                                 45,000     14,763             0.0%
    Coretronic Corp.                                           70,000     64,488             0.1%
    Coxon Precise Industrial Co., Ltd.                         15,000     26,772             0.0%
    CSBC Corp. Taiwan                                          33,000     13,968             0.0%
    CyberTAN Technology, Inc.                                  49,000     25,612             0.0%
*   D-Link Corp.                                               95,000     30,176             0.0%
    Darfon Electronics Corp.                                   31,000     16,164             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
TAIWAN -- (Continued)
    Darwin Precisions Corp.                                    50,000 $ 19,698             0.0%
    Dynapack International Technology Corp.                    14,000   22,903             0.0%
*   E Ink Holdings, Inc.                                       91,000   44,446             0.0%
*   Eastern Media International Corp.                          64,000   14,803             0.0%
    Elite Semiconductor Memory Technology, Inc.                30,000   26,865             0.0%
    Elitegroup Computer Systems Co., Ltd.                      67,000   46,441             0.0%
    EnTie Commercial Bank Co., Ltd.                            89,000   41,617             0.0%
    Epistar Corp.                                             166,000  149,506             0.1%
    Evergreen International Storage & Transport Corp.          93,000   38,560             0.0%
    Evergreen Marine Corp. Taiwan, Ltd.                       236,000  105,052             0.1%
    Everlight Chemical Industrial Corp.                        49,000   31,431             0.0%
    Excelsior Medical Co., Ltd.                                15,000   22,628             0.0%
    Far Eastern Department Stores, Ltd.                       116,000   70,186             0.1%
    Far Eastern International Bank                            303,000   94,135             0.1%
    Farglory Land Development Co., Ltd.                        50,000   57,552             0.0%
    Federal Corp.                                              29,000   13,177             0.0%
    First Steamship Co., Ltd.                                  44,000   15,748             0.0%
    FocalTech Systems Co., Ltd.                                20,000   16,415             0.0%
    Formosa Advanced Technologies Co., Ltd.                    26,000   16,311             0.0%
    Formosan Rubber Group, Inc.                                44,000   24,906             0.0%
    Formosan Union Chemical                                    33,000   15,627             0.0%
    Gemtek Technology Corp.                                    39,000   19,989             0.0%
*   Genius Electronic Optical Co., Ltd.                        14,000   28,817             0.0%
    Getac Technology Corp.                                     43,000   29,318             0.0%
    Gigabyte Technology Co., Ltd.                              71,000   74,117             0.1%
*   Gigastorage Corp.                                          45,000   35,102             0.0%
*   Gintech Energy Corp.                                       54,000   39,672             0.0%
    Global Lighting Technologies, Inc.                         19,000   38,230             0.0%
    Global Mixed Mode Technology, Inc.                         10,000   18,403             0.0%
    Globe Union Industrial Corp.                               27,000   12,741             0.0%
    Gloria Material Technology Corp.                           72,000   38,179             0.0%
*   Gold Circuit Electronics, Ltd.                             86,000   29,921             0.0%
    Goldsun Buillding Materials Co., Ltd.                     153,000   44,670             0.0%
    Grand Ocean Retail Group, Ltd.                             18,000   20,290             0.0%
    Grand Pacific Petrochemical                                93,000   45,540             0.0%
    Great Wall Enterprise Co., Ltd.                            84,000   50,863             0.0%
    Greatek Electronics, Inc.                                  40,000   39,499             0.0%
*   Green Energy Technology, Inc.                              41,000   20,602             0.0%
    Hannstar Board Corp.                                       73,000   23,973             0.0%
*   HannStar Display Corp.                                    292,000   38,219             0.0%
    Hey Song Corp.                                             47,000   46,141             0.0%
    Hitron Technology, Inc.                                    31,000   13,045             0.0%
*   Ho Tung Chemical Corp.                                    145,000   33,520             0.0%
    Holy Stone Enterprise Co., Ltd.                            29,000   29,414             0.0%
    Huaku Development Co., Ltd.                                49,000   92,757             0.1%
    Huang Hsiang Construction Corp.                            17,000   13,875             0.0%
    Hung Poo Real Estate Development Corp.                     47,000   31,415             0.0%
    Hung Sheng Construction, Ltd.                              89,000   42,980             0.0%
    Ichia Technologies, Inc.                                   47,000   26,936             0.0%
    Inventec Corp.                                            375,000  214,925             0.1%
    ITE Technology, Inc.                                       14,000   11,940             0.0%
    ITEQ Corp.                                                 27,000   18,605             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                               SHARES   VALUE++  OF NET ASSETS**
                                                              --------- -------- ---------------
TAIWAN -- (Continued)
    Jih Sun Financial Holdings Co., Ltd.                        149,000 $ 33,650             0.0%
    KEE TAI Properties Co., Ltd.                                 38,000   19,988             0.0%
    Kindom Construction Corp.                                    48,000   26,983             0.0%
    King Yuan Electronics Co., Ltd.                             169,000  107,853             0.1%
    King's Town Bank Co., Ltd.                                  124,000   98,675             0.1%
*   Kinpo Electronics                                           201,000   65,255             0.1%
    Kinsus Interconnect Technology Corp.                         44,000   90,181             0.1%
*   Kung Sing Engineering Corp.                                  35,000   12,354             0.0%
    Kuoyang Construction Co., Ltd.                               41,000   14,231             0.0%
    Lealea Enterprise Co., Ltd.                                  53,000   15,390             0.0%
    Lextar Electronics Corp.                                     51,000   28,570             0.0%
*   Li Peng Enterprise Co., Ltd.                                 61,000   17,178             0.0%
    Lien Hwa Industrial Corp.                                    76,000   46,743             0.0%
    Lingsen Precision Industries, Ltd.                           45,000   13,611             0.0%
    Lite-On Semiconductor Corp.                                  28,000   19,687             0.0%
    Long Chen Paper Co., Ltd.                                    44,000   15,963             0.0%
*   Macronix International                                      471,000   68,969             0.1%
    Masterlink Securities Corp.                                 123,000   35,328             0.0%
    Mercuries & Associates Holding, Ltd.                         28,000   18,364             0.0%
    Mercuries Life Insurance Co., Ltd.                           61,000   37,277             0.0%
    Merry Electronics Co., Ltd.                                  32,000   61,285             0.0%
    Micro-Star International Co., Ltd.                          106,000  107,616             0.1%
    MPI Corp.                                                     9,000   18,649             0.0%
    Nan Ya Printed Circuit Board Corp.                           28,000   28,283             0.0%
    Neo Solar Power Corp.                                        78,000   52,922             0.0%
    Nien Hsing Textile Co., Ltd.                                 25,000   16,201             0.0%
    OptoTech Corp.                                               66,000   21,170             0.0%
    Pacific Construction Co.                                     25,000   12,602             0.0%
    Pan Jit International, Inc.                                  53,000   20,964             0.0%
    Pan-International Industrial Corp.                           47,000   19,379             0.0%
    Portwell, Inc.                                               19,000   24,412             0.0%
    President Securities Corp.                                  124,000   55,213             0.0%
    Prince Housing & Development Corp.                          134,000   41,574             0.0%
    Qisda Corp.                                                 248,000   83,996             0.1%
    Radium Life Tech Co., Ltd.                                  130,000   50,096             0.0%
    Rich Development Co., Ltd.                                   92,000   29,563             0.0%
*   Ritek Corp.                                                 224,000   20,295             0.0%
    Sampo Corp.                                                  61,000   24,591             0.0%
    SDI Corp.                                                    12,000   10,069             0.0%
    Sesoda Corp.                                                 26,000   27,187             0.0%
    Shihlin Electric & Engineering Corp.                         17,000   20,882             0.0%
    Shin Kong Financial Holding Co., Ltd.                     1,287,000  307,961             0.2%
    Shinkong Insurance Co., Ltd.                                 36,000   24,861             0.0%
    Shinkong Synthetic Fibers Corp.                             208,000   56,812             0.0%
    Sigurd Microelectronics Corp.                                64,000   43,052             0.0%
    Sincere Navigation Corp.                                     30,000   16,665             0.0%
    Sino-American Silicon Products, Inc.                         72,000   89,390             0.1%
    Sinon Corp.                                                  32,000   13,884             0.0%
    Sirtec International Co., Ltd.                               21,000   25,901             0.0%
    Siward Crystal Technology Co., Ltd.                          49,000   29,509             0.0%
    Solar Applied Materials Technology Co.                       25,000   15,992             0.0%
    Solartech Energy Corp.                                       57,000   31,801             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
TAIWAN -- (Continued)
    Stark Technology, Inc.                                     16,000 $ 12,594             0.0%
    Sunonwealth Electric Machine Industry Co., Ltd.            37,000   19,745             0.0%
    Sunrex Technology Corp.                                    60,000   26,914             0.0%
    Supreme Electronics Co., Ltd.                              48,000   20,477             0.0%
    TA Chen Stainless Pipe                                     63,000   30,510             0.0%
    Taichung Commercial Bank Co., Ltd.                        263,000   80,154             0.1%
    Taiflex Scientific Co., Ltd.                               23,000   27,885             0.0%
    Tainan Spinning Co., Ltd.                                 138,000   65,510             0.1%
    Tainergy Tech Co., Ltd.                                    55,000   30,574             0.0%
*   Taiwan Business Bank                                      737,000  189,243             0.1%
    Taiwan Fertilizer Co., Ltd.                               134,000  170,941             0.1%
    Taiwan Fire & Marine Insurance Co., Ltd.                   30,000   20,402             0.0%
*   Taiwan Glass Industry Corp.                                93,000   36,773             0.0%
    Taiwan Hon Chuan Enterprise Co., Ltd.                      49,000   77,695             0.1%
    Taiwan Land Development Corp.                              90,100   29,747             0.0%
    Taiwan PCB Techvest Co., Ltd.                              26,000   28,876             0.0%
    Taiwan Semiconductor Co., Ltd.                             28,000   24,390             0.0%
    Taiwan Surface Mounting Technology Corp.                   23,000   21,424             0.0%
    Taiwan TEA Corp.                                           87,000   38,117             0.0%
    Taiwan Union Technology Corp.                              34,000   29,001             0.0%
    Taiyen Biotech Co., Ltd.                                   28,000   20,915             0.0%
*   Tatung Co., Ltd.                                          254,000   46,271             0.0%
    Thinking Electronic Industrial Co., Ltd.                   16,000   21,790             0.0%
    Tong Yang Industry Co., Ltd.                               38,000   41,534             0.0%
    Tong-Tai Machine & Tool Co., Ltd.                          27,000   20,020             0.0%
    Topoint Technology Co., Ltd.                               32,000   26,020             0.0%
    TPK Holding Co., Ltd.                                      47,000  116,571             0.1%
    Tripod Technology Corp.                                    66,000  101,586             0.1%
    TSRC Corp.                                                 66,000   45,181             0.0%
    Tung Ho Steel Enterprise Corp.                            126,000   68,405             0.1%
    TXC Corp.                                                  53,000   61,768             0.0%
    TYC Brother Industrial Co., Ltd.                           42,000   30,416             0.0%
    Tyntek Corp.                                               65,000   30,713             0.0%
    Unimicron Technology Corp.                                202,000   88,430             0.1%
    Union Bank Of Taiwan                                      157,000   46,395             0.0%
    Unitech Printed Circuit Board Corp.                        79,000   28,115             0.0%
    Unity Opto Technology Co., Ltd.                            32,000   22,492             0.0%
    Unizyx Holding Corp.                                       53,000   20,410             0.0%
    UPC Technology Corp.                                       73,000   22,273             0.0%
    USI Corp.                                                  85,000   35,389             0.0%
*   Wafer Works Corp.                                          66,000   22,470             0.0%
    Wah Lee Industrial Corp.                                   34,000   47,563             0.0%
*   Walsin Lihwa Corp.                                        517,000  124,548             0.1%
    Weikeng Industrial Co., Ltd.                               59,000   35,477             0.0%
    Well Shin Technology Co., Ltd.                             18,000   26,327             0.0%
    Win Semiconductors Corp.                                   54,000   73,269             0.1%
*   Winbond Electronics Corp.                                 334,000   80,475             0.1%
    Wisdom Marine Lines Co., Ltd.                              40,000   45,341             0.0%
    Wistron Corp.                                             362,000  182,089             0.1%
    WT Microelectronics Co., Ltd.                              55,000   61,562             0.0%
    WUS Printed Circuit Co., Ltd.                              34,000   27,663             0.0%
    YC Co., Ltd.                                               73,000   26,934             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
TAIWAN -- (Continued)
    YC INOX Co., Ltd.                                            46,000 $   27,740             0.0%
    YFY, Inc.                                                   180,000     61,962             0.1%
    Yieh Phui Enterprise Co., Ltd.                              105,000     25,008             0.0%
    Youngtek Electronics Corp.                                   15,000     21,930             0.0%
    Yulon Motor Co., Ltd.                                       126,000    133,377             0.1%
    Zenitron Corp.                                               27,000     13,209             0.0%
    Zig Sheng Industrial Co., Ltd.                               79,000     22,951             0.0%
                                                                        ----------             ---
TOTAL TAIWAN                                                             9,005,436             3.9%
                                                                        ----------             ---
THAILAND -- (0.5%)
    AEON Thana Sinsap Thailand PCL                               10,700     29,632             0.0%
    Amata Corp. PCL                                              60,100     23,149             0.0%
    Ananda Development PCL                                      240,300     28,106             0.0%
    AP Thailand PCL                                             157,400     26,552             0.0%
    Asia Aviation PCL                                           203,200     26,394             0.0%
    Bangchak Petroleum PCL (The)                                 78,200     79,151             0.1%
    Bangkok Expressway PCL                                       33,300     33,705             0.0%
    Bangkok Land PCL                                          1,034,100     45,647             0.0%
    Banpu PCL                                                   117,600     71,749             0.1%
    Cal-Comp Electronics Thailand PCL                           206,300     18,445             0.0%
    COL PCL                                                      23,200     25,113             0.0%
    Dhipaya Insurance PCL                                        11,200     12,045             0.0%
    Eastern Water Resources Development and Management PCL       38,400     12,200             0.0%
*   Esso Thailand PCL                                           180,800     28,466             0.0%
    GFPT PCL                                                     47,700     14,082             0.0%
    Hana Microelectronics PCL                                    23,100     22,407             0.0%
    IRPC PCL                                                    749,800     86,011             0.1%
    Jasmine International PCL                                   271,000     50,287             0.1%
    Khon Kaen Sugar Industry PCL                                247,600     28,542             0.0%
    Kiatnakin Bank PCL                                           28,600     26,937             0.0%
    LH Financial Group PCL                                      332,000     15,215             0.0%
    LPN Development PCL                                          76,400     38,450             0.0%
    Maybank Kim Eng Securities Thailand PCL                      39,000     25,220             0.0%
    MBK PCL                                                     102,100     40,188             0.0%
    Pruksa Real Estate PCL                                       94,300     74,236             0.1%
    Quality Houses PCL                                          213,400     15,360             0.0%
    Sansiri PCL                                                 648,800     31,193             0.0%
    SC Asset Corp PCL                                           135,400     10,964             0.0%
    Siamgas & Petrochemicals PCL                                 83,800     26,624             0.0%
    Sri Trang Agro-Industry PCL                                  42,100     13,375             0.0%
    Supalai PCL                                                  87,100     46,284             0.0%
*   SVI PCL                                                     183,400     26,040             0.0%
*   Thai Airways International PCL                               53,300     15,135             0.0%
*   Thai Reinsurance PCL                                         96,800      7,784             0.0%
    Thaicom PCL                                                  44,300     38,922             0.0%
    Thanachart Capital PCL                                       42,500     40,029             0.0%
    Thoresen Thai Agencies PCL                                   70,000     20,271             0.0%
    Ticon Industrial Connection PCL                              40,000     13,495             0.0%
    Tisco Financial Group PCL                                    29,200     30,992             0.0%
    TPI Polene PCL                                              871,900     61,775             0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
THAILAND -- (Continued)
    Univentures PCL                                            68,700 $   13,714             0.0%
                                                                      ----------             ---
TOTAL THAILAND                                                         1,293,886             0.6%
                                                                      ----------             ---
TURKEY -- (0.3%)
    Adana Cimento Sanayii TAS Class A                          12,222     27,542             0.0%
    Aksa Akrilik Kimya Sanayii AS                               6,321     23,184             0.0%
    Anadolu Anonim Tuerk Sigorta Sirketi                       27,542     14,549             0.0%
    Bagfas Bandirma Gubre Fabrik A.S.                           5,871     26,659             0.0%
    Baticim Bati Anadolu Cimento Sanayii A.S.                   1,024      2,278             0.0%
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.              9,716     20,848             0.0%
    Cimsa Cimento Sanayi VE Tica A.S.                           8,166     44,474             0.1%
*   Dogan Sirketler Grubu Holding A.S.                        109,532     23,258             0.0%
    Dogus Otomotiv Servis ve Ticaret A.S.                       5,125     18,572             0.0%
    Koza Altin Isletmeleri A.S.                                 3,281     18,418             0.0%
*   NET Holding A.S.                                           12,334     13,965             0.0%
*   Netas Telekomunikasyon A.S.                                 7,173     25,692             0.0%
    Nuh Cimento Sanayi A.S.                                     4,812     16,358             0.0%
*   Sekerbank TAS                                              54,688     29,015             0.0%
    Soda Sanayii A.S.                                          13,028     21,543             0.0%
    Tekfen Holding A.S.                                        14,994     21,410             0.0%
    Turkiye Sinai Kalkinma Bankasi A.S.                        31,120     16,416             0.0%
    Turkiye Sise ve Cam Fabrikalari A.S.                       86,413     98,898             0.1%
    Turkiye Vakiflar Bankasi Tao Class D                      106,219    151,200             0.1%
                                                                      ----------             ---
TOTAL TURKEY                                                             614,279             0.3%
                                                                      ----------             ---
UNITED KINGDOM -- (13.7%)
    Aberdeen Asset Management P.L.C.                            3,343     17,825             0.0%
    Acacia Mining P.L.C.                                       17,571     52,117             0.0%
    Acal P.L.C.                                                 7,270     28,135             0.0%
    Alent P.L.C.                                               38,503    294,509             0.1%
    Alumasc Group P.L.C. (The)                                  4,178     12,077             0.0%
    Amec Foster Wheeler P.L.C.                                 31,648    346,299             0.2%
    Amlin P.L.C.                                               88,569    898,710             0.4%
    Anglo Pacific Group P.L.C.                                  9,985     11,021             0.0%
    Anglo-Eastern Plantations P.L.C.                            1,753     16,099             0.0%
    Antofagasta P.L.C.                                         31,781    256,922             0.1%
#   Ashmore Group P.L.C.                                       26,670    110,695             0.1%
    Ashtead Group P.L.C.                                       12,991    199,746             0.1%
    Bank of Georgia Holdings P.L.C.                             1,829     56,313             0.0%
    Barratt Developments P.L.C.                                93,654    882,264             0.4%
    BBA Aviation P.L.C.                                       100,646    295,668             0.1%
    Beazley P.L.C.                                             96,646    540,222             0.2%
    Bellway P.L.C.                                             25,648  1,024,453             0.5%
    Berendsen P.L.C.                                            3,758     59,250             0.0%
    Berkeley Group Holdings P.L.C.                             15,152    773,336             0.3%
    Bodycote P.L.C.                                            37,611    297,122             0.1%
    Bovis Homes Group P.L.C.                                   29,331    462,651             0.2%
    British Polythene Industries P.L.C.                         2,276     26,313             0.0%
    Bwin Party Digital Entertainment P.L.C.                    24,185     41,675             0.0%
    Cape P.L.C.                                                14,072     49,850             0.0%
#   Carillion P.L.C.                                           49,110    231,032             0.1%
    Castings P.L.C.                                             3,160     21,653             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Centamin P.L.C.                                           118,014 $  115,442             0.1%
    Chemring Group P.L.C.                                      19,661     52,131             0.0%
    Chesnara P.L.C.                                             6,303     31,692             0.0%
    Cineworld Group P.L.C.                                     19,039    161,753             0.1%
    Clarkson P.L.C.                                               896     33,441             0.0%
    Close Brothers Group P.L.C.                                12,409    279,604             0.1%
    Communisis P.L.C.                                          20,885     16,757             0.0%
    Computacenter P.L.C.                                       12,295    143,267             0.1%
    Consort Medical P.L.C.                                      4,847     72,866             0.0%
    Countrywide P.L.C.                                         11,692     83,777             0.0%
    Cranswick P.L.C.                                            4,018    106,360             0.1%
    Crest Nicholson Holdings P.L.C.                            25,802    215,821             0.1%
    Daejan Holdings P.L.C.                                        507     49,503             0.0%
    Dairy Crest Group P.L.C.                                   16,762    166,086             0.1%
    Debenhams P.L.C.                                           79,637    109,524             0.1%
    Development Securities P.L.C.                              17,523     64,366             0.0%
    Direct Line Insurance Group P.L.C.                        169,911  1,030,656             0.5%
    Dixons Carphone P.L.C.                                     70,263    498,803             0.2%
    Drax Group P.L.C.                                          29,014    116,342             0.1%
    DS Smith P.L.C.                                            98,324    585,845             0.3%
    Electrocomponents P.L.C.                                   15,544     49,073             0.0%
    Elementis P.L.C.                                           26,966     97,222             0.0%
*   EnQuest P.L.C.                                             72,397     30,151             0.0%
*   Enterprise Inns P.L.C.                                     84,511    139,751             0.1%
    Entertainment One, Ltd.                                    36,169    122,255             0.1%
    esure Group P.L.C.                                         10,157     41,478             0.0%
    Euromoney Institutional Investor P.L.C.                       731     10,677             0.0%
*   Evraz P.L.C.                                               28,089     36,582             0.0%
    Fenner P.L.C.                                              16,230     38,064             0.0%
*   Firstgroup P.L.C.                                         127,778    190,183             0.1%
*   Flybe Group P.L.C.                                         14,563     19,182             0.0%
    Galliford Try P.L.C.                                        9,279    213,745             0.1%
    Gem Diamonds, Ltd.                                         15,931     24,331             0.0%
    Genus P.L.C.                                                5,243    117,352             0.1%
    GKN P.L.C.                                                115,439    510,082             0.2%
    Grafton Group P.L.C.                                       23,059    239,618             0.1%
    Greene King P.L.C.                                         51,273    634,300             0.3%
    Gulf Marine Services P.L.C.                                   845      1,517             0.0%
    Halfords Group P.L.C.                                      24,072    161,124             0.1%
    Headlam Group P.L.C.                                        4,060     33,843             0.0%
    Helical Bar P.L.C.                                         18,458    125,618             0.1%
    Henderson Group P.L.C.                                     84,383    371,947             0.2%
    Henry Boot P.L.C.                                           8,377     29,766             0.0%
    Hiscox, Ltd.                                               55,044    818,547             0.4%
*   Hochschild Mining P.L.C.                                   12,267     13,943             0.0%
    Home Retail Group P.L.C.                                  132,052    228,243             0.1%
    Hunting P.L.C.                                             13,094     72,579             0.0%
    Huntsworth P.L.C.                                          22,598     13,196             0.0%
    ICAP P.L.C.                                                40,923    277,019             0.1%
    Inchcape P.L.C.                                            64,830    797,309             0.4%
    Intermediate Capital Group P.L.C.                           9,766     84,998             0.0%
    Interserve P.L.C.                                          14,524    124,106             0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Investec P.L.C.                                            68,667 $  572,010             0.3%
*   IP Group P.L.C.                                            16,839     61,600             0.0%
    J Sainsbury P.L.C.                                        157,214    644,174             0.3%
    John Wood Group P.L.C.                                     39,998    367,197             0.2%
    Johnson Matthey P.L.C.                                     16,115    640,961             0.3%
    Just Retirement Group P.L.C.                               13,982     35,695             0.0%
*   KAZ Minerals P.L.C.                                        18,655     33,363             0.0%
    Keller Group P.L.C.                                         8,478    106,248             0.1%
    Kier Group P.L.C.                                           8,077    171,081             0.1%
    Laird P.L.C.                                               29,991    156,248             0.1%
*   Lamprell P.L.C.                                            24,473     44,961             0.0%
    Lancashire Holdings, Ltd.                                  20,141    220,638             0.1%
    Lavendon Group P.L.C.                                      14,549     33,629             0.0%
    Lookers P.L.C.                                             36,523     98,822             0.1%
    Low & Bonar P.L.C.                                         24,901     25,700             0.0%
    Man Group P.L.C.                                          142,687    366,230             0.2%
    Marshalls P.L.C.                                           11,443     60,946             0.0%
    Marston's P.L.C.                                          109,485    272,320             0.1%
    McColl's Retail Group P.L.C.                                  153        347             0.0%
    Mears Group P.L.C.                                          3,675     23,462             0.0%
    Meggitt P.L.C.                                             64,159    349,518             0.2%
    Melrose Industries P.L.C.                                  99,952    408,916             0.2%
    Millennium & Copthorne Hotels P.L.C.                       34,874    258,483             0.1%
*   Mitchells & Butlers P.L.C.                                 43,057    234,725             0.1%
    Mitie Group P.L.C.                                         40,952    202,640             0.1%
    MJ Gleeson P.L.C.                                           4,690     35,323             0.0%
    Mondi P.L.C.                                                3,696     85,467             0.0%
    Morgan Sindall Group P.L.C.                                 4,777     54,829             0.0%
    N Brown Group P.L.C.                                        9,705     55,956             0.0%
    National Express Group P.L.C.                              44,469    204,965             0.1%
    Northgate P.L.C.                                           19,917    124,259             0.1%
    Novae Group P.L.C.                                          6,266     84,137             0.0%
    Pace P.L.C.                                                 4,926     28,229             0.0%
    Pendragon P.L.C.                                           71,128     49,088             0.0%
    Persimmon P.L.C.                                           32,762  1,004,729             0.4%
    Petrofac, Ltd.                                             25,108    325,782             0.2%
*   Petropavlovsk P.L.C.                                      131,943     11,822             0.0%
    Pets at Home Group P.L.C.                                   2,309     10,269             0.0%
    Phoenix Group Holdings                                     20,187    265,458             0.1%
    Porvair P.L.C.                                                965      4,386             0.0%
    Poundland Group P.L.C.                                     11,368     48,189             0.0%
*   Premier Foods P.L.C.                                      117,242     61,381             0.0%
*   Premier Oil P.L.C.                                         18,154     19,103             0.0%
*   Punch Taverns P.L.C.                                        5,741     10,862             0.0%
    PZ Cussons P.L.C.                                          21,430     99,201             0.1%
    Randgold Resources, Ltd.                                    7,717    517,555             0.2%
    Redrow P.L.C.                                              43,436    309,996             0.1%
    Royal Mail P.L.C.                                          92,970    636,944             0.3%
    RPC Group P.L.C.                                           28,516    285,651             0.1%
    RPS Group P.L.C.                                           26,691     96,442             0.0%
    SDL P.L.C.                                                  6,606     39,565             0.0%
    Senior P.L.C.                                              23,895     83,380             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                              SHARES    VALUE++    OF NET ASSETS**
                                                              ------- ------------ ---------------
UNITED KINGDOM -- (Continued)
    Severfield P.L.C.                                          29,896 $     28,344             0.0%
    Shanks Group P.L.C.                                        48,149       70,322             0.0%
    SIG P.L.C.                                                118,824      243,925             0.1%
    Smiths Group P.L.C.                                        38,362      567,527             0.3%
    Soco International P.L.C.                                  23,469       63,670             0.0%
    Spectris P.L.C.                                             8,722      223,695             0.1%
    Speedy Hire P.L.C.                                         24,772       11,500             0.0%
    Spirent Communications P.L.C.                              43,749       49,479             0.0%
    St Ives P.L.C.                                             16,985       48,430             0.0%
    ST Modwen Properties P.L.C.                                28,468      192,695             0.1%
    Stobart Group, Ltd.                                         5,229        8,923             0.0%
    Stock Spirits Group P.L.C.                                  3,513       10,320             0.0%
    Tate & Lyle P.L.C.                                         48,046      441,018             0.2%
    Taylor Wimpey P.L.C.                                      341,937    1,041,662             0.5%
*   Thomas Cook Group P.L.C.                                  107,622      203,533             0.1%
    Travis Perkins P.L.C.                                      30,859      909,544             0.4%
    Trifast P.L.C.                                             11,900       20,582             0.0%
    Trinity Mirror P.L.C.                                      55,698      146,251             0.1%
    TT electronics P.L.C.                                      19,188       37,795             0.0%
    TUI AG                                                     29,840      554,896             0.3%
    Tullett Prebon P.L.C.                                      22,346      120,851             0.1%
*   Tullow Oil P.L.C.                                          10,678       33,353             0.0%
    Tyman P.L.C.                                                4,373       17,310             0.0%
    UBM P.L.C.                                                  7,390       58,217             0.0%
    UDG Healthcare P.L.C.                                      27,719      202,937             0.1%
    UTV Media P.L.C.                                            3,965       11,139             0.0%
    Vedanta Resources P.L.C.                                   10,861       82,679             0.0%
    Vesuvius P.L.C.                                            44,673      245,709             0.1%
*   Volex P.L.C.                                               13,872       12,244             0.0%
    Vp P.L.C.                                                   2,291       26,089             0.0%
    Weir Group P.L.C. (The)                                     2,334       38,343             0.0%
    William Hill P.L.C.                                         7,783       37,975             0.0%
    WM Morrison Supermarkets P.L.C.                           190,753      494,621             0.2%
    Xchanging P.L.C.                                           20,947       54,290             0.0%
                                                                      ------------            ----
TOTAL UNITED KINGDOM                                                    32,860,544            14.4%
                                                                      ------------            ----
TOTAL COMMON STOCKS                                                    225,480,219            99.0%
                                                                      ------------            ----
PREFERRED STOCKS -- (0.4%)
BRAZIL -- (0.2%)
    Alpargatas SA                                              11,800       25,241             0.0%
    Banco ABC Brasil SA                                         9,100       20,069             0.0%
    Banco do Estado do Rio Grande do Sul SA Class B            14,300       22,219             0.0%
    Cia Brasileira de Distribuicao                             14,097      185,497             0.1%
    Cia Ferro Ligas da Bahia - Ferbasa                          9,400       18,002             0.0%
    Gerdau SA                                                 104,600      147,120             0.1%
    Marcopolo SA                                               95,037       48,014             0.0%
    Randon SA Implementos e Participacoes                      28,300       20,754             0.0%
    Usinas Siderurgicas de Minas Gerais SA Class A             79,600       57,332             0.0%
                                                                      ------------            ----
TOTAL BRAZIL                                                               544,248             0.2%
                                                                      ------------            ----

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                         PERCENTAGE
                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                --------- ------------ ---------------
COLOMBIA -- (0.0%)
      Banco Davivienda SA                                           5,423 $     44,589             0.0%
                                                                          ------------           -----
GERMANY -- (0.2%)
      Biotest AG                                                      682        9,590             0.0%
      Draegerwerk AG & Co. KGaA                                       790       56,890             0.0%
      Jungheinrich AG                                               2,186      161,495             0.1%
      Sixt SE                                                       2,067       88,858             0.1%
      Villeroy & Boch AG                                            1,092       16,103             0.0%
                                                                          ------------           -----
TOTAL GERMANY                                                                  332,936             0.2%
                                                                          ------------           -----
TOTAL PREFERRED STOCKS                                                         921,773             0.4%
                                                                          ------------           -----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*     Ten Network Holdings, Ltd. Rights 11/12/15                   27,669           --             0.0%
*     Treasury Wine Estates, Ltd. Rights 11/04/15                   9,191           --             0.0%
                                                                          ------------           -----
TOTAL AUSTRALIA                                                                     --             0.0%
                                                                          ------------           -----
SOUTH KOREA -- (0.0%)
*     Mirae Asset Securities Co., Ltd. Rights 11/05/15              2,505        5,932             0.0%
*     SK Chemicals Co., Ltd. Rights 12/04/15                          205        1,726             0.0%
                                                                          ------------           -----
TOTAL SOUTH KOREA                                                                7,658             0.0%
                                                                          ------------           -----
SPAIN -- (0.0%)
*     Papeles y Cartones de Europa SA Rights                        7,628        1,661             0.0%
                                                                          ------------           -----
TAIWAN -- (0.0%)
*     Taichung Commercial Bank Rights 11/23/15                      9,752           --             0.0%
                                                                          ------------           -----
UNITED KINGDOM -- (0.0%)
*     Hochschild Mining P.L.C. Rights 11/03/15                      4,600        1,932             0.0%
                                                                          ------------           -----
TOTAL RIGHTS/WARRANTS                                                           11,251             0.0%
                                                                          ------------           -----
TOTAL INVESTMENT SECURITIES                                                226,413,243
                                                                          ------------

                                                                            VALUE+
                                                                          ------------
SECURITIES LENDING COLLATERAL -- (5.6%)
(S)@  DFA Short Term Investment Fund                            1,158,326   13,401,830             5.9%
                                                                          ------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $231,165,559)                         $239,815,073           105.3%
                                                                          ============           =====

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------
                                 LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                               ----------- ------------ ------- ------------
Common Stocks
   Australia                   $    32,395 $  9,788,151   --    $  9,820,546
   Austria                              --    1,647,912   --       1,647,912
   Belgium                              --    3,000,051   --       3,000,051
   Brazil                               --    2,647,111   --       2,647,111
   Canada                       12,895,616           --   --      12,895,616
   Chile                            39,606      367,415   --         407,021
   China                                --   14,267,283   --      14,267,283
   Colombia                         22,933           --   --          22,933
   Denmark                              --    3,394,064   --       3,394,064
   Finland                              --    4,339,855   --       4,339,855
   France                               --    9,027,568   --       9,027,568
   Germany                              --   10,977,704   --      10,977,704
   Hong Kong                            --    5,577,645   --       5,577,645
   India                                --    4,970,637   --       4,970,637
   Indonesia                            --      895,220   --         895,220
   Ireland                              --    1,175,334   --       1,175,334
   Israel                               --      997,459   --         997,459
   Italy                                --    6,996,953   --       6,996,953
   Japan                           170,727   40,597,068   --      40,767,795
   Malaysia                             --    1,676,715   --       1,676,715
   Mexico                        1,826,099           --   --       1,826,099
   Netherlands                          --    4,093,611   --       4,093,611
   New Zealand                          --    1,336,990   --       1,336,990
   Norway                           53,979    1,651,755   --       1,705,734
   Philippines                          --      372,771   --         372,771
   Poland                               --      467,954   --         467,954
   Portugal                             --      605,004   --         605,004
   Singapore                            --    2,288,074   --       2,288,074
   South Africa                    364,089    3,286,037   --       3,650,126
   South Korea                      10,549   10,901,997   --      10,912,546
   Spain                                --    4,896,824   --       4,896,824
   Sweden                               --    5,364,418   --       5,364,418
   Switzerland                          --    8,680,501   --       8,680,501
   Taiwan                               --    9,005,436   --       9,005,436
   Thailand                      1,293,886           --   --       1,293,886
   Turkey                               --      614,279   --         614,279
   United Kingdom                       --   32,860,544   --      32,860,544
Preferred Stocks
   Brazil                               --      544,248   --         544,248
   Colombia                         44,589           --   --          44,589
   Germany                              --      332,936   --         332,936
Rights/Warrants
   Australia                            --           --   --              --
   South Korea                          --        7,658   --           7,658
   Spain                                --        1,661   --           1,661
   Taiwan                               --           --   --              --
   United Kingdom                       --        1,932   --           1,932
Securities Lending Collateral           --   13,401,830   --      13,401,830
                               ----------- ------------   --    ------------
TOTAL                          $16,754,468 $223,060,605   --    $239,815,073
                               =========== ============   ==    ============

                      WORLD EX U.S. CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
COMMON STOCKS -- (93.8%)
AUSTRALIA -- (4.1%)
    Adelaide Brighton, Ltd.                                    74,074 $  220,024             0.0%
    AGL Energy, Ltd.                                           11,106    131,702             0.0%
    Ainsworth Game Technology, Ltd.                            19,699     44,352             0.0%
    ALS, Ltd.                                                  68,190    248,221             0.0%
    Altium, Ltd.                                               11,763     37,503             0.0%
    Alumina, Ltd.                                             477,792    366,563             0.0%
    Alumina, Ltd. Sponsored ADR                                12,241     37,213             0.0%
    Amalgamated Holdings, Ltd.                                 11,733    116,841             0.0%
    Amcor, Ltd.                                                35,630    344,143             0.0%
    Amcor, Ltd. Sponsored ADR                                     793     31,030             0.0%
    AMP, Ltd.                                                 159,567    647,173             0.1%
    Ansell, Ltd.                                               25,392    361,328             0.0%
    APA Group                                                  36,493    237,759             0.0%
*   APN News & Media, Ltd.                                    175,040     63,766             0.0%
    ARB Corp., Ltd.                                             6,516     68,299             0.0%
    Ardent Leisure Group                                       36,374     71,880             0.0%
    Aristocrat Leisure, Ltd.                                   44,632    294,612             0.0%
    Arrium, Ltd.                                              483,517     34,165             0.0%
    Asciano, Ltd.                                             102,486    596,828             0.1%
    ASX, Ltd.                                                  20,507    599,497             0.1%
    Aurizon Holdings, Ltd.                                    149,184    546,985             0.1%
    AusNet Services                                           175,302    179,796             0.0%
    Austal, Ltd.                                               49,744     80,189             0.0%
    Austbrokers Holdings, Ltd.                                  3,409     22,888             0.0%
    Australia & New Zealand Banking Group, Ltd.               125,491  2,427,032             0.2%
*   Australian Agricultural Co., Ltd.                          70,526     75,550             0.0%
    Australian Pharmaceutical Industries, Ltd.                 92,876    130,703             0.0%
    Automotive Holdings Group, Ltd.                            25,123     75,656             0.0%
*   AWE, Ltd.                                                  92,446     41,291             0.0%
    Bank of Queensland, Ltd.                                   60,602    561,817             0.1%
    Beach Energy, Ltd.                                        245,966    111,730             0.0%
    Bega Cheese, Ltd.                                           5,636     23,180             0.0%
    Bendigo and Adelaide Bank, Ltd.                            75,369    571,761             0.1%
    BHP Billiton, Ltd.                                        207,411  3,401,693             0.3%
    BHP Billiton, Ltd. Sponsored ADR                           13,830    454,869             0.1%
*   Billabong International, Ltd.                              67,855     35,419             0.0%
    Blackmores, Ltd.                                            1,662    197,854             0.0%
    BlueScope Steel, Ltd.                                     120,683    380,341             0.1%
    Boral, Ltd.                                               165,852    634,419             0.1%
*   Bradken, Ltd.                                               8,854      6,067             0.0%
    Brambles, Ltd.                                             51,802    381,469             0.1%
    Breville Group, Ltd.                                       10,875     50,688             0.0%
    Brickworks, Ltd.                                            3,402     35,146             0.0%
    BT Investment Management, Ltd.                              7,339     59,349             0.0%
    Cabcharge Australia, Ltd.                                  31,613     63,270             0.0%
    Caltex Australia, Ltd.                                      4,922    110,185             0.0%
    Cardno, Ltd.                                                5,080     10,986             0.0%
    carsales.com, Ltd.                                         20,377    141,693             0.0%
    Cash Converters International, Ltd.                        48,880     17,898             0.0%
    Challenger, Ltd.                                          111,629    650,934             0.1%
    CIMIC Group, Ltd.                                          10,945    214,557             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
AUSTRALIA -- (Continued)
    Coca-Cola Amatil, Ltd.                                     40,294 $  260,752             0.0%
    Cochlear, Ltd.                                              5,969    376,723             0.1%
    Collins Foods, Ltd.                                        14,897     37,308             0.0%
    Commonwealth Bank of Australia                             34,977  1,899,180             0.2%
    Computershare, Ltd.                                        26,951    206,564             0.0%
    Credit Corp. Group, Ltd.                                    5,477     34,149             0.0%
    Crown Resorts, Ltd.                                        45,342    367,475             0.0%
    CSL, Ltd.                                                   6,535    434,383             0.1%
    CSR, Ltd.                                                 108,008    211,446             0.0%
    Decmil Group, Ltd.                                          7,114      4,736             0.0%
    Dick Smith Holdings, Ltd.                                  41,624     20,550             0.0%
    Domino's Pizza Enterprises, Ltd.                            5,844    193,271             0.0%
    Downer EDI, Ltd.                                           93,773    235,643             0.0%
*   Drillsearch Energy, Ltd.                                   84,091     47,026             0.0%
    DUET Group                                                216,564    363,072             0.0%
    DuluxGroup, Ltd.                                           40,703    170,172             0.0%
    Echo Entertainment Group, Ltd.                             35,042    126,649             0.0%
    Evolution Mining, Ltd.                                     77,982     77,679             0.0%
    Fairfax Media, Ltd.                                       513,193    343,232             0.0%
    Flight Centre Travel Group, Ltd.                            6,462    173,851             0.0%
    Fortescue Metals Group, Ltd.                              259,571    383,552             0.1%
    G8 Education, Ltd.                                         27,978     59,634             0.0%
    GrainCorp, Ltd. Class A                                    38,543    247,085             0.0%
    Greencross, Ltd.                                           12,962     57,399             0.0%
    GUD Holdings, Ltd.                                         11,485     65,498             0.0%
    GWA Group, Ltd.                                            38,424     67,571             0.0%
    Hansen Technologies, Ltd.                                  20,640     44,829             0.0%
    Harvey Norman Holdings, Ltd.                               69,835    196,206             0.0%
    Hills, Ltd.                                                10,276      3,175             0.0%
    Iluka Resources, Ltd.                                      37,214    168,754             0.0%
    IMF Bentham, Ltd.                                          22,449     22,995             0.0%
    Incitec Pivot, Ltd.                                       256,644    716,689             0.1%
    Independence Group NL                                       8,507     16,665             0.0%
    Infomedia, Ltd.                                            47,235     24,615             0.0%
    Insurance Australia Group, Ltd.                           159,921    635,663             0.1%
    InvoCare, Ltd.                                              9,851     77,545             0.0%
    IOOF Holdings, Ltd.                                        10,158     67,223             0.0%
    IRESS, Ltd.                                                 9,433     62,824             0.0%
*   iSelect, Ltd.                                              13,154     14,069             0.0%
    James Hardie Industries P.L.C.                             26,751    346,294             0.0%
    James Hardie Industries P.L.C. Sponsored ADR                1,045     13,742             0.0%
    JB Hi-Fi, Ltd.                                             10,687    135,978             0.0%
    Lend Lease Group                                           75,447    693,922             0.1%
    M2 Group, Ltd.                                             16,691    116,810             0.0%
    Macquarie Atlas Roads Group                                37,230    107,555             0.0%
    Macquarie Group, Ltd.                                      23,258  1,408,245             0.1%
    Magellan Financial Group, Ltd.                             10,068    160,340             0.0%
*   Mayne Pharma Group, Ltd.                                   53,450     38,816             0.0%
    McMillan Shakespeare, Ltd.                                  6,636     59,110             0.0%
    Medibank Pvt, Ltd.                                        123,351    206,939             0.0%
*   Medusa Mining, Ltd.                                        10,665      4,296             0.0%
*   Mesoblast, Ltd.                                            40,418     98,283             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
AUSTRALIA -- (Continued)
    Metals X, Ltd.                                             20,318 $   19,925             0.0%
    Metcash, Ltd.                                             136,094    114,633             0.0%
    Mineral Resources, Ltd.                                    24,218     73,053             0.0%
    MMA Offshore, Ltd.                                         13,779      4,096             0.0%
    Monadelphous Group, Ltd.                                   22,973    112,560             0.0%
*   Mount Gibson Iron, Ltd.                                    44,627      6,825             0.0%
    Myer Holdings, Ltd.                                       162,014    110,157             0.0%
    National Australia Bank, Ltd.                             101,115  2,159,275             0.2%
    Navitas, Ltd.                                              16,427     48,825             0.0%
    New Hope Corp., Ltd.                                       31,164     42,527             0.0%
*   Newcrest Mining, Ltd.                                      47,954    417,739             0.1%
    nib holdings, Ltd.                                         45,029    115,442             0.0%
    Nine Entertainment Co. Holdings, Ltd.                      66,789     73,267             0.0%
    Northern Star Resources, Ltd.                              56,370    109,993             0.0%
    Nufarm, Ltd.                                               32,935    195,105             0.0%
    Oil Search, Ltd.                                          101,698    566,788             0.1%
    Orica, Ltd.                                                63,933    747,912             0.1%
    Origin Energy, Ltd.                                        85,176    330,977             0.0%
    Orora, Ltd.                                               148,904    246,206             0.0%
    OZ Minerals, Ltd.                                          56,107    172,180             0.0%
    OzForex Group, Ltd.                                        17,707     35,691             0.0%
*   Pacific Brands, Ltd.                                      256,742    130,986             0.0%
    Pacific Current Group, Ltd.                                 2,940     15,970             0.0%
    Pact Group Holdings, Ltd.                                  19,451     70,580             0.0%
*   Paladin Energy, Ltd.                                      200,464     34,667             0.0%
    Peet, Ltd.                                                109,715     79,647             0.0%
    Perpetual, Ltd.                                             5,501    174,912             0.0%
*   Perseus Mining, Ltd.                                      203,595     54,023             0.0%
    Platinum Asset Management, Ltd.                            21,331    111,838             0.0%
    Premier Investments, Ltd.                                  21,429    208,024             0.0%
    Primary Health Care, Ltd.                                  93,764    246,342             0.0%
    Programmed Maintenance Services, Ltd.                      33,729     69,628             0.0%
    Qantas Airways, Ltd.                                      114,899    323,641             0.0%
    QBE Insurance Group, Ltd.                                  75,728    708,870             0.1%
    Qube Holdings, Ltd.                                        92,585    150,095             0.0%
    Ramsay Health Care, Ltd.                                    4,417    194,161             0.0%
    RCR Tomlinson, Ltd.                                        34,883     56,844             0.0%
    REA Group, Ltd.                                             3,811    129,520             0.0%
    Regis Resources, Ltd.                                      59,873     88,273             0.0%
    Reject Shop, Ltd. (The)                                     8,575     69,933             0.0%
*   Resolute Mining, Ltd.                                     258,682     69,113             0.0%
    Retail Food Group, Ltd.                                    18,722     61,423             0.0%
    Rio Tinto, Ltd.                                            27,460    981,916             0.1%
    SAI Global, Ltd.                                           39,754    123,756             0.0%
    Sandfire Resources NL                                      32,874    146,923             0.0%
    Santos, Ltd.                                              153,001    631,609             0.1%
*   Saracen Mineral Holdings, Ltd.                            157,624     64,981             0.0%
    Seek, Ltd.                                                 26,318    239,081             0.0%
    Select Harvests, Ltd.                                       9,147     65,904             0.0%
*   Senex Energy, Ltd.                                         51,326      6,736             0.0%
    Seven Group Holdings, Ltd.                                 18,453     65,993             0.0%
    Seven West Media, Ltd.                                    188,694     90,336             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
AUSTRALIA -- (Continued)
    Sigma Pharmaceuticals, Ltd.                               270,125 $   160,287             0.0%
    Sims Metal Management, Ltd.                                39,724     276,402             0.0%
    Sirtex Medical, Ltd.                                        5,575     150,237             0.0%
    Slater & Gordon, Ltd.                                      45,213      88,361             0.0%
    SMS Management & Technology, Ltd.                           5,322      18,534             0.0%
    Sonic Healthcare, Ltd.                                     25,603     350,162             0.0%
*   South32, Ltd.                                             175,073     181,290             0.0%
*   South32, Ltd. ADR                                          12,570      64,610             0.0%
    Southern Cross Media Group, Ltd.                          101,953      70,778             0.0%
    Spark Infrastructure Group                                164,010     241,857             0.0%
*   St Barbara, Ltd.                                           54,228      51,669             0.0%
    Steadfast Group, Ltd.                                      66,500      70,718             0.0%
    STW Communications Group, Ltd.                             90,567      47,875             0.0%
    Suncorp Group, Ltd.                                        67,330     625,466             0.1%
*   Sundance Energy Australia, Ltd.                            21,099       4,501             0.0%
    Super Retail Group, Ltd.                                   20,811     142,131             0.0%
    Sydney Airport                                             33,470     152,961             0.0%
    Tabcorp Holdings, Ltd.                                    120,203     401,727             0.1%
    Tassal Group, Ltd.                                         32,567      97,839             0.0%
    Tatts Group, Ltd.                                         174,311     489,418             0.1%
    Technology One, Ltd.                                       21,604      58,865             0.0%
    Telstra Corp., Ltd.                                        65,743     251,904             0.0%
    Telstra Corp., Ltd. ADR                                       939      18,029             0.0%
    Ten Network Holdings, Ltd.(BYSRMT3)                        20,319       2,173             0.0%
*   Ten Network Holdings, Ltd.(6108373)                       107,401      12,585             0.0%
    TFS Corp., Ltd.                                            44,964      56,128             0.0%
    Thorn Group, Ltd.                                          27,977      42,075             0.0%
    Tox Free Solutions, Ltd.                                   20,584      42,148             0.0%
    TPG Telecom, Ltd.                                          22,606     177,184             0.0%
*   Transfield Services, Ltd.                                 103,906      73,714             0.0%
    Transpacific Industries Group, Ltd.                        80,226      38,573             0.0%
    Transurban Group                                           54,175     401,439             0.1%
    Treasury Wine Estates, Ltd.                               142,950     715,473             0.1%
    UGL, Ltd.                                                  57,484      92,600             0.0%
    Veda Group, Ltd.                                           40,447      75,123             0.0%
    Village Roadshow, Ltd.                                      3,270      17,422             0.0%
*   Virgin Australia Holdings, Ltd.                            88,827      30,326             0.0%
    Virtus Health, Ltd.                                        12,659      56,646             0.0%
    Vocus Communications, Ltd.                                  7,779      35,949             0.0%
    Washington H Soul Pattinson & Co., Ltd.                     2,453      28,124             0.0%
    Wesfarmers, Ltd.                                           22,941     641,542             0.1%
    Western Areas, Ltd.                                        27,660      46,610             0.0%
*   Westpac Banking Corp.(BYNK9D0)                              3,724      80,863             0.0%
    Westpac Banking Corp.(6076146)                             85,643   1,907,613             0.2%
    Westpac Banking Corp. Sponsored ADR                         6,839     152,988             0.0%
*   Whitehaven Coal, Ltd.                                     102,283      73,455             0.0%
    Woodside Petroleum, Ltd.                                   52,797   1,107,309             0.1%
    Woolworths, Ltd.                                           28,454     487,452             0.1%
    WorleyParsons, Ltd.                                        36,035     166,247             0.0%
                                                                      -----------             ---
TOTAL AUSTRALIA                                                        49,900,779             4.3%
                                                                      -----------             ---

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
AUSTRIA -- (0.4%)
    Andritz AG                                                 5,371 $  269,851             0.0%
    Atrium European Real Estate, Ltd.                         27,321    113,232             0.0%
    Austria Technologie & Systemtechnik AG                     7,500    127,949             0.0%
    BUWOG AG                                                   4,205     89,404             0.0%
    CA Immobilien Anlagen AG                                   6,423    125,922             0.0%
*   Conwert Immobilien Invest SE                               8,539    122,420             0.0%
    DO & CO AG                                                   822     77,132             0.0%
*   Erste Group Bank AG                                       16,252    476,570             0.1%
    EVN AG                                                     2,809     30,997             0.0%
    Flughafen Wien AG                                            632     59,491             0.0%
*   IMMOFINANZ AG                                              8,733     22,355             0.0%
    Lenzing AG                                                 1,011     77,232             0.0%
    Mayr Melnhof Karton AG                                     1,222    144,297             0.0%
    Oesterreichische Post AG                                   3,085    112,163             0.0%
    OMV AG                                                    33,432    890,220             0.1%
    Porr Ag                                                      856     23,289             0.0%
*   Raiffeisen Bank International AG                          23,991    378,573             0.1%
    RHI AG                                                     5,914    133,445             0.0%
    S IMMO AG                                                  3,816     33,910             0.0%
    Schoeller-Bleckmann Oilfield Equipment AG                  1,002     60,230             0.0%
    Semperit AG Holding                                        1,666     57,658             0.0%
    Strabag SE                                                 2,626     60,199             0.0%
    Telekom Austria AG                                        17,168    103,461             0.0%
    UNIQA Insurance Group AG                                  18,199    169,002             0.0%
    Verbund AG                                                 3,560     50,379             0.0%
    Vienna Insurance Group AG Wiener Versicherung Gruppe       3,624    115,974             0.0%
    Voestalpine AG                                            24,110    871,725             0.1%
    Wienerberger AG                                            7,538    138,979             0.0%
    Zumtobel Group AG                                          2,626     59,679             0.0%
                                                                     ----------             ---
TOTAL AUSTRIA                                                         4,995,738             0.4%
                                                                     ----------             ---
BELGIUM -- (1.1%)
*   Ablynx NV                                                  3,535     46,602             0.0%
    Ackermans & van Haaren NV                                  4,630    704,572             0.1%
    Ageas                                                     26,742  1,179,265             0.1%
*   AGFA-Gevaert NV                                           37,439    159,590             0.0%
    Anheuser-Busch InBev NV                                   27,409  3,270,568             0.3%
    Anheuser-Busch InBev NV Sponsored ADR                      3,085    368,133             0.0%
    Banque Nationale de Belgique                                  13     45,002             0.0%
    Barco NV                                                   2,051    134,654             0.0%
    Bekaert SA                                                 8,732    258,994             0.0%
    bpost SA                                                   6,688    167,385             0.0%
    Cie d'Entreprises CFE                                      1,746    216,456             0.0%
*   Cie Maritime Belge SA                                      2,118     37,494             0.0%
    Colruyt SA                                                11,354    561,605             0.1%
    D'ieteren SA                                               7,422    251,006             0.0%
    Delhaize Group                                            11,130  1,032,739             0.1%
    Delhaize Group Sponsored ADR                               6,398    148,562             0.0%
    Econocom Group SA                                         16,385    146,191             0.0%
    Elia System Operator SA                                    3,529    170,702             0.0%
    Euronav NV                                                24,187    357,591             0.0%
    EVS Broadcast Equipment SA                                 1,018     29,652             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
BELGIUM -- (Continued)
    Exmar NV                                                    6,916 $    74,579             0.0%
    Fagron                                                      2,847      69,851             0.0%
*   Galapagos NV                                                3,398     163,726             0.0%
    Ion Beam Applications                                         874      31,156             0.0%
    KBC Groep NV                                               13,399     814,681             0.1%
    Kinepolis Group NV                                          1,476      61,271             0.0%
    Lotus Bakeries                                                 21      38,321             0.0%
    Melexis NV                                                  2,179     106,104             0.0%
*   Mobistar SA                                                 7,122     173,956             0.0%
*   Nyrstar NV                                                 41,928      64,062             0.0%
    Ontex Group NV                                              1,220      37,476             0.0%
    Proximus SADP                                              16,202     560,667             0.1%
    Recticel SA                                                 7,418      44,323             0.0%
    Sipef SA                                                      276      14,907             0.0%
    Solvay SA                                                   5,627     635,689             0.1%
*   Telenet Group Holding NV                                    3,109     180,830             0.0%
*   Tessenderlo Chemie NV                                       5,683     183,288             0.0%
*   ThromboGenics NV                                            8,399      35,375             0.0%
    UCB SA                                                      4,432     383,093             0.1%
    Umicore SA                                                 14,911     633,092             0.1%
    Van de Velde NV                                               842      54,911             0.0%
*   Viohalco SA                                                 4,480      10,914             0.0%
                                                                      -----------             ---
TOTAL BELGIUM                                                          13,659,035             1.2%
                                                                      -----------             ---
BRAZIL -- (1.0%)
    AES Tiete SA                                                8,800      30,813             0.0%
    Aliansce Shopping Centers SA                               20,400      55,266             0.0%
    Alupar Investimento SA                                     11,600      47,660             0.0%
    AMBEV SA ADR                                               79,200     385,704             0.1%
    Arezzo Industria e Comercio SA                              9,000      48,999             0.0%
*   B2W Cia Digital                                            20,843      78,723             0.0%
    Banco Bradesco SA                                          33,319     202,626             0.0%
    Banco do Brasil SA                                         85,250     353,289             0.1%
    Banco Santander Brasil SA                                  25,400      91,098             0.0%
    BB Seguridade Participacoes SA                             24,700     170,218             0.0%
    BM&FBovespa SA                                            279,582     826,665             0.1%
    BR Malls Participacoes SA                                  52,000     150,880             0.0%
    Brasil Brokers Participacoes SA                            21,900       8,517             0.0%
    Braskem SA Sponsored ADR                                    3,700      41,255             0.0%
    BRF SA                                                     20,861     324,892             0.1%
    BRF SA ADR                                                 10,100     154,833             0.0%
    CCR SA                                                     62,400     196,057             0.0%
*   Centrais Eletricas Brasileiras SA                          33,300      43,306             0.0%
    CETIP SA - Mercados Organizados                            48,400     428,140             0.1%
    Cia Brasileira de Distribuicao ADR                          1,600      21,008             0.0%
    Cia de Saneamento Basico do Estado de Sao Paulo            16,700      72,465             0.0%
    Cia de Saneamento Basico do Estado de Sao Paulo ADR         6,900      30,291             0.0%
    Cia de Saneamento de Minas Gerais-COPASA                    5,100      17,186             0.0%
    Cia Energetica de Minas Gerais                              4,900       8,573             0.0%
    Cia Energetica de Minas Gerais Sponsored ADR                8,800      17,160             0.0%
    Cia Hering                                                 34,700     136,222             0.0%
    Cia Paranaense de Energia Sponsored ADR                     2,400      19,824             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
BRAZIL -- (Continued)
    Cia Siderurgica Nacional SA                               138,400 $155,655             0.0%
    Cia Siderurgica Nacional SA Sponsored ADR                  28,200   34,686             0.0%
    Cielo SA                                                   12,400  117,709             0.0%
    Contax Participacoes SA                                     5,600    2,177             0.0%
    Cosan SA Industria e Comercio                              32,300  206,852             0.0%
    CPFL Energia SA                                            11,867   47,622             0.0%
    CPFL Energia SA ADR                                         1,858   14,879             0.0%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes    44,500  103,354             0.0%
    Direcional Engenharia SA                                   10,100    9,270             0.0%
    Duratex SA                                                 74,926  124,300             0.0%
    EcoRodovias Infraestrutura e Logistica SA                  50,055   77,178             0.0%
    EDP - Energias do Brasil SA                                39,700  116,039             0.0%
    Embraer SA                                                 54,767  401,429             0.1%
    Embraer SA ADR                                              6,200  182,094             0.0%
    Equatorial Energia SA                                      19,700  175,606             0.0%
    Estacio Participacoes SA                                   23,000   92,227             0.0%
    Even Construtora e Incorporadora SA                        75,100   77,874             0.0%
    Ez Tec Empreendimentos e Participacoes SA                  15,500   51,022             0.0%
    Fibria Celulose SA                                         12,495  170,513             0.0%
    Fibria Celulose SA Sponsored ADR                            9,400  127,088             0.0%
    Fleury SA                                                  11,900   50,571             0.0%
*   Gafisa SA                                                  74,100   48,027             0.0%
*   Gafisa SA ADR                                              11,600   14,964             0.0%
    Gerdau SA Sponsored ADR                                    32,200   44,758             0.0%
    Grendene SA                                                11,100   51,941             0.0%
    Guararapes Confeccoes SA                                    1,100   13,832             0.0%
    Helbor Empreendimentos SA                                  14,400    7,619             0.0%
*   Hypermarcas SA                                             40,600  184,148             0.0%
    Iguatemi Empresa de Shopping Centers SA                    12,500   69,084             0.0%
*   International Meal Co. Alimentacao SA                       5,900    7,115             0.0%
    Iochpe Maxion SA                                           16,300   67,598             0.0%
    Itau Unibanco Holding SA                                   18,700  120,307             0.0%
    JBS SA                                                     74,549  275,214             0.1%
    Klabin SA                                                  19,500  110,842             0.0%
    Kroton Educacional SA                                     207,174  529,352             0.1%
    Light SA                                                   10,600   35,264             0.0%
    Linx SA                                                     4,000   48,765             0.0%
    Localiza Rent a Car SA                                     30,114  203,118             0.0%
    Lojas Americanas SA                                        15,600   47,307             0.0%
    Lojas Renner SA                                            53,000  254,268             0.1%
    LPS Brasil Consultoria de Imoveis SA                        9,200    5,008             0.0%
    M Dias Branco SA                                            3,000   54,381             0.0%
    Mahle-Metal Leve SA                                        10,387   63,055             0.0%
    Makira Empreendimentos SA                                  82,500    2,116             0.0%
*   Marfrig Global Foods SA                                    61,700  101,916             0.0%
*   Mills Estruturas e Servicos de Engenharia SA                7,500    8,709             0.0%
*   Minerva SA                                                 23,100   76,438             0.0%
    MRV Engenharia e Participacoes SA                          88,300  169,831             0.0%
    Multiplan Empreendimentos Imobiliarios SA                   5,900   64,328             0.0%
    Multiplus SA                                                7,000   62,304             0.0%
    Natura Cosmeticos SA                                       10,300   61,124             0.0%
    Odontoprev SA                                              34,974   89,570             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
BRAZIL -- (Continued)
*   Oi SA                                                      14,800 $    12,051             0.0%
*   Petroleo Brasileiro SA                                    101,599     246,807             0.0%
*   Petroleo Brasileiro SA Sponsored ADR                       31,500     153,720             0.0%
    Porto Seguro SA                                            20,500     171,812             0.0%
    QGEP Participacoes SA                                      33,000      50,988             0.0%
    Qualicorp SA                                               37,681     158,240             0.0%
    Raia Drogasil SA                                           12,900     133,726             0.0%
*   Rumo Logistica Operadora Multimodal SA                      7,670      14,596             0.0%
    Santos Brasil Participacoes SA                              2,500       9,264             0.0%
    Sao Martinho SA                                             9,700     111,687             0.0%
    SLC Agricola SA                                            17,900      79,884             0.0%
    Smiles SA                                                   5,700      44,497             0.0%
    Sul America SA                                             37,300     183,007             0.0%
    Tecnisa SA                                                 19,300      14,613             0.0%
    Telefonica Brasil SA ADR                                    3,300      34,188             0.0%
    Tim Participacoes SA                                       68,221     149,305             0.0%
    Tim Participacoes SA ADR                                    2,300      25,553             0.0%
    Totvs SA                                                   25,700     227,696             0.0%
    Tractebel Energia SA                                       13,926     122,236             0.0%
    Transmissora Alianca de Energia Eletrica SA                12,900      66,529             0.0%
    Ultrapar Participacoes SA                                  16,600     288,211             0.1%
    Ultrapar Participacoes SA Sponsored ADR                       600      10,386             0.0%
    Vale SA                                                    35,983     159,118             0.0%
    Vale SA Sponsored ADR                                      10,757      46,901             0.0%
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao S.A                            16,345     185,555             0.0%
    WEG SA                                                      8,200      30,595             0.0%
                                                                      -----------             ---
TOTAL BRAZIL                                                           11,923,283             1.0%
                                                                      -----------             ---
CANADA -- (5.7%)
    Absolute Software Corp.                                     6,873      45,361             0.0%
*   Advantage Oil & Gas, Ltd.                                  38,530     214,219             0.0%
    Aecon Group, Inc.                                          14,932     172,547             0.0%
    Ag Growth International, Inc.                               1,400      36,660             0.0%
    AGF Management, Ltd. Class B                               21,100      87,621             0.0%
    Agnico Eagle Mines, Ltd.(008474108)                        21,851     618,165             0.1%
    Agnico Eagle Mines, Ltd.(2009823)                           3,800     107,409             0.0%
    Agrium, Inc.(008916108)                                     3,100     288,517             0.0%
    Agrium, Inc.(2213538)                                       2,400     223,279             0.0%
    AGT Food & Ingredients, Inc.                                2,500      55,885             0.0%
    Aimia, Inc.                                                26,578     245,942             0.0%
*   Air Canada                                                  9,314      76,643             0.0%
    AirBoss of America Corp.                                    2,683      39,929             0.0%
*   Alacer Gold Corp.                                          54,927     106,695             0.0%
*   Alamos Gold, Inc. Class A(011532108)                        3,100      11,904             0.0%
    Alamos Gold, Inc. Class A(BZ3DNP6)                         36,404     140,038             0.0%
    Alaris Royalty Corp.                                        5,338     113,569             0.0%
    Algonquin Power & Utilities Corp.                          29,000     223,776             0.0%
    Alimentation Couche-Tard, Inc. Class B                      7,100     305,426             0.0%
    AltaGas, Ltd.                                              13,534     349,425             0.1%
    Altus Group, Ltd.                                           4,200      61,188             0.0%
*   Amaya, Inc.(BT8J595)                                          800      17,877             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
CANADA -- (Continued)
*   Amaya, Inc.(02314M108)                                     16,194 $  361,450             0.1%
    ARC Resources, Ltd.                                        32,636    481,204             0.1%
*   Argonaut Gold, Inc.                                        42,854     44,244             0.0%
    Atco, Ltd. Class I                                          4,642    132,593             0.0%
*   Athabasca Oil Corp.                                        94,200    112,383             0.0%
*   ATS Automation Tooling Systems, Inc.                       11,900    125,316             0.0%
*   AuRico Metals, Inc.(05157J108)                              1,363        829             0.0%
*   AuRico Metals, Inc.(BYR52G5)                               16,008      9,671             0.0%
    AutoCanada, Inc.                                            2,500     60,569             0.0%
*   Avigilon Corp.                                              1,900     21,316             0.0%
*   B2Gold Corp.                                              207,605    223,863             0.0%
    Badger Daylighting, Ltd.                                    7,700    120,600             0.0%
*   Ballard Power Systems, Inc.                                 4,200      6,263             0.0%
    Bank of Montreal(063671101)                                21,577  1,253,408             0.1%
    Bank of Montreal(2076009)                                   7,500    436,143             0.1%
    Bank of Nova Scotia (The)(064149107)                       29,694  1,395,024             0.1%
    Bank of Nova Scotia (The)(2076281)                          7,000    329,176             0.1%
*   Bankers Petroleum, Ltd.                                    75,201    126,524             0.0%
    Barrick Gold Corp.(067901108)                              17,900    137,651             0.0%
    Barrick Gold Corp.(2024644)                                43,396    333,535             0.1%
    Baytex Energy Corp.(07317Q105)                             18,982     77,257             0.0%
    Baytex Energy Corp.(B4VGVM3)                                2,179      8,865             0.0%
    BCE, Inc.(05534B760)                                        1,597     69,006             0.0%
    BCE, Inc.(B188TH2)                                          1,600     69,159             0.0%
*   Bellatrix Exploration, Ltd.                                36,871     60,625             0.0%
*   Birchcliff Energy, Ltd.                                    24,900    108,542             0.0%
    Bird Construction, Inc.                                    12,599    126,318             0.0%
    Black Diamond Group, Ltd.                                   8,500     54,669             0.0%
*   BlackBerry, Ltd.(09228F103)                                19,822    144,502             0.0%
*   BlackBerry, Ltd.(BCBHZ31)                                  55,399    403,757             0.1%
*   BlackPearl Resources, Inc.                                 13,000      8,749             0.0%
    Bombardier, Inc. Class B                                   88,164     95,742             0.0%
    Bonavista Energy Corp.                                     31,404     70,128             0.0%
    Bonterra Energy Corp.                                       4,079     67,723             0.0%
    Boralex, Inc. Class A                                       8,600     91,551             0.0%
*   Boulder Energy, Ltd.                                        7,100     27,258             0.0%
    Brookfield Asset Management, Inc. Class A(2092599)          8,400    293,448             0.0%
    Brookfield Asset Management, Inc. Class A(112585104)        4,307    150,616             0.0%
*   BRP, Inc.                                                   4,018     72,334             0.0%
    CAE, Inc.(2162760)                                         24,546    277,072             0.0%
    CAE, Inc.(124765108)                                        3,197     36,222             0.0%
    Calfrac Well Services, Ltd.                                14,009     24,748             0.0%
    Cameco Corp.(13321L108)                                    18,025    255,414             0.0%
    Cameco Corp.(2166160)                                       4,800     67,984             0.0%
    Canaccord Genuity Group, Inc.                              27,187    105,413             0.0%
*   Canacol Energy, Ltd.                                       23,620     54,733             0.0%
    Canadian Energy Services & Technology Corp.                22,400     96,788             0.0%
    Canadian Imperial Bank of Commerce(136069101)              17,619  1,348,734             0.1%
    Canadian Imperial Bank of Commerce(2170525)                 2,500    191,725             0.0%
    Canadian National Railway Co.(136375102)                    7,600    464,284             0.1%
    Canadian National Railway Co.(2180632)                      2,800    171,028             0.0%
    Canadian Natural Resources, Ltd.(136385101)                51,735  1,201,287             0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
CANADA -- (Continued)
    Canadian Natural Resources, Ltd.(2171573)                 13,300 $308,394             0.0%
    Canadian Oil Sands, Ltd.                                  61,203  461,971             0.1%
    Canadian Pacific Railway, Ltd.(13645T100)                  1,597  224,378             0.0%
    Canadian Pacific Railway, Ltd.(2793115)                    1,000  140,525             0.0%
    Canadian Tire Corp., Ltd. Class A                          7,600  668,516             0.1%
    Canadian Utilities, Ltd. Class A                           4,900  128,908             0.0%
    Canadian Western Bank                                     18,988  364,919             0.1%
    Canam Group, Inc.                                         11,921  138,118             0.0%
    Canexus Corp.                                             10,300   10,634             0.0%
*   Canfor Corp.                                              14,100  199,488             0.0%
    Canfor Pulp Products, Inc.                                 7,290   75,877             0.0%
    Canyon Services Group, Inc.                               15,800   58,966             0.0%
    Capital Power Corp.                                       10,100  145,135             0.0%
    Capstone Infrastructure Corp.                             16,100   39,400             0.0%
*   Capstone Mining Corp.                                     65,117   33,365             0.0%
    Cascades, Inc.                                            19,653  140,078             0.0%
    CCL Industries, Inc. Class B                               2,100  297,511             0.0%
*   Celestica, Inc.                                           22,340  250,462             0.0%
    Cenovus Energy, Inc.(15135U109)                           54,276  809,255             0.1%
    Cenovus Energy, Inc.(B57FG04)                              4,300   64,059             0.0%
    Centerra Gold, Inc.                                       32,200  181,242             0.0%
*   Cequence Energy, Ltd.                                     13,500    4,749             0.0%
    Cervus Equipment Corp.                                       700    8,094             0.0%
*   CGI Group, Inc. Class A(39945C109)                         7,104  263,843             0.0%
*   CGI Group, Inc. Class A(2159740)                           3,300  122,576             0.0%
*   China Gold International Resources Corp., Ltd.            37,713   50,472             0.0%
    CI Financial Corp.                                         9,100  217,131             0.0%
    Cineplex, Inc.                                             5,967  229,946             0.0%
    Cogeco Cable, Inc.                                         3,600  185,919             0.0%
    Cogeco, Inc.                                               3,100  131,387             0.0%
*   Colliers International Group, Inc.(194693107)              4,081  202,295             0.0%
    Colliers International Group, Inc.(BYL7SB4)                  300   14,874             0.0%
    COM DEV International, Ltd.                                5,400   23,374             0.0%
    Computer Modelling Group, Ltd.                             6,300   59,743             0.0%
    Constellation Software, Inc.                                 600  259,254             0.0%
*   Copper Mountain Mining Corp.                              11,200    4,454             0.0%
    Corus Entertainment, Inc. Class B                         19,400  185,009             0.0%
    Cott Corp.(22163N106)                                      4,089   42,730             0.0%
    Cott Corp.(2228952)                                       19,631  204,927             0.0%
    Crescent Point Energy Corp.(22576C101)                    24,286  331,018             0.1%
    Crescent Point Energy Corp.(B67C8W8)                      17,993  245,209             0.0%
*   Crew Energy, Inc.                                         39,700  135,106             0.0%
*   Delphi Energy Corp.                                       41,580   23,213             0.0%
*   Denison Mines Corp.                                       26,000   10,538             0.0%
*   Descartes Systems Group, Inc. (The)(249906108)               699   12,226             0.0%
*   Descartes Systems Group, Inc. (The)(2141941)               1,600   27,996             0.0%
*   Detour Gold Corp.                                         40,100  445,896             0.1%
    DH Corp.                                                  12,600  340,150             0.1%
    DHX Media, Ltd.                                            1,300    8,456             0.0%
    DirectCash Payments, Inc.                                  3,605   35,675             0.0%
    Dollarama, Inc.                                            4,600  310,736             0.0%
*   Dominion Diamond Corp.(257287102)                         13,799  145,717             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
CANADA -- (Continued)
    Dominion Diamond Corp.(B95LX89)                             2,800 $ 29,615             0.0%
    Dorel Industries, Inc. Class B                              6,509  165,513             0.0%
*   Dundee Precious Metals, Inc.                               23,500   31,091             0.0%
    Eldorado Gold Corp.(284902103)                              5,700   19,950             0.0%
    Eldorado Gold Corp.(2307873)                               88,700  310,002             0.0%
    Emera, Inc.                                                 3,400  111,392             0.0%
    Empire Co., Ltd.                                           13,974  292,710             0.0%
    Enbridge Income Fund Holdings, Inc.                        13,173  323,784             0.1%
    Enbridge, Inc.(29250N105)                                   9,001  384,253             0.1%
    Enbridge, Inc.(2466149)                                     2,900  123,953             0.0%
    Encana Corp.(292505104)                                    30,117  229,793             0.0%
    Encana Corp.(2793193)                                      80,411  611,876             0.1%
*   Endeavour Mining Corp.                                    104,006   54,087             0.0%
*   Endeavour Silver Corp.                                     10,800   17,840             0.0%
    EnerCare, Inc.                                             17,403  203,230             0.0%
    Enerflex, Ltd.                                             17,439  168,308             0.0%
    Enerplus Corp.(292766102)                                  20,845   98,180             0.0%
    Enerplus Corp.(B584T89)                                    10,282   48,516             0.0%
    Enghouse Systems, Ltd.                                      2,000   91,205             0.0%
    Ensign Energy Services, Inc.                               32,116  201,892             0.0%
*   Epsilon Energy, Ltd.                                        3,400    7,020             0.0%
    Equitable Group, Inc.                                       2,177   96,596             0.0%
*   Essential Energy Services Trust                             6,700    3,484             0.0%
    Evertz Technologies, Ltd.                                     800    9,624             0.0%
    Exco Technologies, Ltd.                                    15,400  171,713             0.0%
    Extendicare, Inc.                                          15,061   98,940             0.0%
    Fairfax Financial Holdings, Ltd.                            1,771  872,119             0.1%
    Fiera Capital Corp.                                         3,000   26,774             0.0%
    Finning International, Inc.                                33,470  534,967             0.1%
    First Capital Realty, Inc.                                 11,000  162,947             0.0%
*   First Majestic Silver Corp.(32076V103)                      3,500   11,585             0.0%
*   First Majestic Silver Corp.(2833583)                       22,919   75,719             0.0%
    First National Financial Corp.                                900   15,301             0.0%
    First Quantum Minerals, Ltd.                               30,784  164,326             0.0%
*   FirstService Corp.(33767E103)                               1,778   62,586             0.0%
    FirstService Corp.(BYL7ZF7)                                   300   10,554             0.0%
    Fortis, Inc.                                                7,400  214,202             0.0%
*   Fortuna Silver Mines, Inc.                                 20,503   53,468             0.0%
    Franco-Nevada Corp.                                         5,207  263,943             0.0%
    Genworth MI Canada, Inc.                                    9,476  234,291             0.0%
    George Weston, Ltd.                                         4,721  397,581             0.1%
    Gibson Energy, Inc.                                        18,264  243,455             0.0%
    Gildan Activewear, Inc.(375916103)                          3,008   86,420             0.0%
    Gildan Activewear, Inc.(2254645)                            4,400  126,488             0.0%
    Gluskin Sheff + Associates, Inc.                            3,800   64,457             0.0%
    GMP Capital, Inc.                                           2,900    9,049             0.0%
    Goldcorp, Inc.(380956409)                                  38,864  498,236             0.1%
    Goldcorp, Inc.(2676302)                                     4,600   58,854             0.0%
*   Gran Tierra Energy, Inc.                                   58,199  140,646             0.0%
    Granite Oil Corp.                                           4,733   26,965             0.0%
*   Great Canadian Gaming Corp.                                 8,308  114,683             0.0%
    Great-West Lifeco, Inc.                                     9,500  251,812             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
CANADA -- (Continued)
    High Liner Foods, Inc.                                      3,800 $ 37,459             0.0%
    Home Capital Group, Inc.                                   14,622  356,157             0.1%
    Horizon North Logistics, Inc.                              38,323   65,943             0.0%
    HudBay Minerals, Inc.                                      35,188  182,721             0.0%
#   Hudson's Bay Co.                                           13,450  233,801             0.0%
    Husky Energy, Inc.                                         18,443  249,226             0.0%
*   IAMGOLD Corp.(450913108)                                    6,100   10,980             0.0%
*   IAMGOLD Corp.(2446646)                                     71,464  128,981             0.0%
    IGM Financial, Inc.                                         6,100  176,338             0.0%
*   IMAX Corp.                                                  3,900  149,721             0.0%
*   Imperial Metals Corp.                                       5,200   31,496             0.0%
    Imperial Oil, Ltd.(453038408)                              10,792  358,834             0.1%
    Imperial Oil, Ltd.(2454241)                                 1,000   33,275             0.0%
    Industrial Alliance Insurance & Financial Services, Inc.   12,400  406,822             0.1%
    Innergex Renewable Energy, Inc.                            17,100  138,359             0.0%
    Intact Financial Corp.                                      3,300  235,689             0.0%
    Inter Pipeline, Ltd.                                        8,300  155,514             0.0%
*   Interfor Corp.                                             15,402  146,293             0.0%
    Intertape Polymer Group, Inc.                              11,632  130,589             0.0%
*   Ithaca Energy, Inc.                                        89,200   61,395             0.0%
    Jean Coutu Group PJC, Inc. (The) Class A                    5,800   88,402             0.0%
    Just Energy Group, Inc.                                    12,200   89,662             0.0%
    Keyera Corp.                                                8,100  249,950             0.0%
    Killam Properties, Inc.                                     9,651   76,833             0.0%
*   Kinross Gold Corp.                                        160,245  322,304             0.1%
*   Kirkland Lake Gold, Inc.                                   21,213   90,037             0.0%
*   Klondex Mines, Ltd.                                        28,622   70,264             0.0%
*   Lake Shore Gold Corp.                                     136,928  121,472             0.0%
    Laurentian Bank of Canada                                   7,267  294,381             0.0%
    Leon's Furniture, Ltd.                                      1,615   17,476             0.0%
    Lightstream Resources, Ltd.                                16,000    4,650             0.0%
    Linamar Corp.                                               6,900  400,987             0.1%
    Liquor Stores N.A., Ltd.                                    6,568   61,079             0.0%
    Loblaw Cos., Ltd.                                           4,100  216,037             0.0%
    Long Run Exploration, Ltd.                                 13,300    3,306             0.0%
    Lucara Diamond Corp.                                       79,488  100,302             0.0%
*   Lundin Mining Corp.                                       107,993  364,216             0.1%
    MacDonald Dettwiler & Associates, Ltd.                      3,595  214,281             0.0%
    Magna International, Inc.(559222401)                        2,805  147,908             0.0%
    Magna International, Inc.(2554475)                          8,400  442,998             0.1%
    Major Drilling Group International, Inc.                   17,900   56,810             0.0%
    Mandalay Resources Corp.                                   76,504   47,391             0.0%
    Manitoba Telecom Services, Inc.                             6,000  131,829             0.0%
    Manulife Financial Corp.(56501R106)                        47,560  789,020             0.1%
    Manulife Financial Corp.(2492519)                          15,100  250,358             0.0%
    Maple Leaf Foods, Inc.                                     13,600  216,231             0.0%
    Martinrea International, Inc.                              22,118  187,587             0.0%
    Medical Facilities Corp.                                   10,300  132,885             0.0%
*   MEG Energy Corp.                                           23,036  191,673             0.0%
    Methanex Corp.(59151K108)                                  14,996  598,790             0.1%
    Methanex Corp.(2654416)                                     3,300  131,662             0.0%
    Metro, Inc.                                                11,400  325,976             0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
CANADA -- (Continued)
*   Mitel Networks Corp.                                      11,726 $ 91,738             0.0%
    Morneau Shepell, Inc.                                      5,500   65,070             0.0%
    MTY Food Group, Inc.                                       1,997   46,305             0.0%
    Mullen Group, Ltd.                                        18,300  244,355             0.0%
    National Bank of Canada                                   21,302  705,560             0.1%
    Nevsun Resources, Ltd.                                    52,082  155,736             0.0%
    New Flyer Industries, Inc.                                 9,007  130,600             0.0%
*   New Gold, Inc.                                            67,823  168,053             0.0%
    Newalta Corp.                                             12,998   74,155             0.0%
    Norbord, Inc.                                              1,900   35,905             0.0%
    North West Co., Inc. (The)                                 4,500   99,801             0.0%
    Northland Power, Inc.                                     10,201  131,842             0.0%
*   NuVista Energy, Ltd.                                      33,117  117,009             0.0%
    OceanaGold Corp.                                          81,700  156,202             0.0%
    Onex Corp.                                                 3,880  235,245             0.0%
    Open Text Corp.(683715106)                                 2,802  130,013             0.0%
    Open Text Corp.(2260824)                                   2,500  115,880             0.0%
    Osisko Gold Royalties, Ltd.                               13,800  143,319             0.0%
    Pacific Exploration and Production Corp.                  58,830  114,727             0.0%
*   Painted Pony Petroleum, Ltd.                              28,700   97,891             0.0%
    Pan American Silver Corp.(697900108)                      15,252  115,458             0.0%
    Pan American Silver Corp.(2669272)                        15,605  118,386             0.0%
*   Paramount Resources, Ltd. Class A                          1,000   10,118             0.0%
*   Parex Resources, Inc.                                     22,534  169,229             0.0%
    Parkland Fuel Corp.                                        8,866  154,253             0.0%
    Pason Systems, Inc.                                       12,237  180,055             0.0%
    Pembina Pipeline Corp.(B4PPQG5)                            4,408  110,729             0.0%
    Pembina Pipeline Corp.(B4PT2P8)                            2,200   55,303             0.0%
    Pengrowth Energy Corp.                                    87,709   85,858             0.0%
    Penn West Petroleum, Ltd.(707887105)                       4,500    5,265             0.0%
    Penn West Petroleum, Ltd.(B63FY34)                        65,370   75,988             0.0%
*   Performance Sports Group, Ltd.                               900   10,324             0.0%
    Peyto Exploration & Development Corp.                     17,348  358,210             0.1%
    PHX Energy Services Corp.                                  2,400    4,717             0.0%
    Potash Corp. of Saskatchewan, Inc.(73755L107)             17,038  344,679             0.1%
    Potash Corp. of Saskatchewan, Inc.(2696980)                2,000   40,502             0.0%
    Precision Drilling Corp.(74022D308)                        7,600   30,020             0.0%
    Precision Drilling Corp.(B5YPLH9)                         60,451  240,399             0.0%
    Premium Brands Holdings Corp.                              3,300   86,740             0.0%
*   Primero Mining Corp.                                      38,400   88,394             0.0%
    Progressive Waste Solutions, Ltd.(74339G101)              10,129  243,602             0.0%
    Progressive Waste Solutions, Ltd.(B3DJGB7)                 4,100   98,581             0.0%
    Quebecor, Inc. Class B                                     6,200  145,991             0.0%
*   Redknee Solutions, Inc.                                   16,200   44,849             0.0%
    Reitmans Canada, Ltd. Class A                             10,570   39,286             0.0%
    Richelieu Hardware, Ltd.                                   1,900   99,868             0.0%
    Ritchie Bros Auctioneers, Inc.(767744105)                  3,999  103,854             0.0%
    Ritchie Bros Auctioneers, Inc.(2345390)                    1,600   41,530             0.0%
*   RMP Energy, Inc.                                          10,100   13,826             0.0%
*   Rock Energy, Inc.                                          3,100    3,461             0.0%
    Rogers Communications, Inc. Class B(775109200)             4,111  163,618             0.0%
    Rogers Communications, Inc. Class B(2169051)               1,000   39,790             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
CANADA -- (Continued)
    Rogers Sugar, Inc.                                         6,000 $   18,630             0.0%
    RONA, Inc.                                                26,600    277,677             0.0%
    Royal Bank of Canada(780087102)                           64,900  3,688,267             0.3%
    Royal Bank of Canada(2754383)                              8,100    463,167             0.1%
    Russel Metals, Inc.                                       13,780    214,983             0.0%
*   Sandstorm Gold, Ltd.                                      14,374     37,705             0.0%
*   Sandvine Corp.                                            27,471     56,303             0.0%
    Saputo, Inc.                                               6,400    152,609             0.0%
    Savanna Energy Services Corp.                              8,000      7,097             0.0%
    Secure Energy Services, Inc.                              15,389    102,272             0.0%
*   SEMAFO, Inc.                                              65,800    149,454             0.0%
    Shaw Communications, Inc. Class B(82028K200)              20,012    415,249             0.1%
    Shaw Communications, Inc. Class B(2801836)                 2,000     41,526             0.0%
    ShawCor, Ltd.                                              8,404    178,350             0.0%
    Sherritt International Corp.                              27,300     17,120             0.0%
    Sienna Senior Living, Inc.                                 8,700    115,503             0.0%
*   Sierra Wireless, Inc.(826516106)                             600     14,952             0.0%
*   Sierra Wireless, Inc.(2418968)                             1,300     32,420             0.0%
*   Silver Standard Resources, Inc.                           23,022    158,633             0.0%
    Silver Wheaton Corp.(828336107)                           16,414    223,066             0.0%
    Silver Wheaton Corp.(B058ZX6)                              1,900     25,821             0.0%
    SNC-Lavalin Group, Inc.                                   29,499    945,475             0.1%
    Sprott, Inc.                                              14,800     29,202             0.0%
    Stantec, Inc.(2854238)                                     6,001    150,622             0.0%
    Stantec, Inc.(85472N109)                                   9,664    242,470             0.0%
    Stella-Jones, Inc.                                         3,400    125,121             0.0%
    Student Transportation, Inc.                              21,300     88,451             0.0%
    Sun Life Financial, Inc.(866796105)                        8,018    270,287             0.0%
    Sun Life Financial, Inc.(2566124)                          7,500    252,944             0.0%
    Suncor Energy, Inc.(867224107)                            57,930  1,722,259             0.2%
    Suncor Energy, Inc.(B3NB1P2)                              19,200    571,331             0.1%
*   SunOpta, Inc.(8676EP108)                                   4,997     26,884             0.0%
*   SunOpta, Inc.(2817510)                                     3,900     20,967             0.0%
    Superior Plus Corp.                                       27,100    221,343             0.0%
    Surge Energy, Inc.                                        68,228    153,403             0.0%
    Tahoe Resources, Inc.                                     33,016    275,722             0.0%
*   Taseko Mines, Ltd.                                        11,200      5,653             0.0%
    Teck Resources, Ltd. Class B(878742204)                    9,977     58,565             0.0%
    Teck Resources, Ltd. Class B(2879327)                     52,787    309,229             0.0%
    TELUS Corp.                                                3,501    116,843             0.0%
*   Teranga Gold Corp.                                        65,000     26,843             0.0%
*   Thompson Creek Metals Co., Inc.                           44,247     21,318             0.0%
    Thomson Reuters Corp.                                      7,543    309,414             0.0%
    TMX Group, Ltd.                                            3,933    138,750             0.0%
    TORC Oil & Gas, Ltd.                                      23,680    120,066             0.0%
    Toromont Industries, Ltd.                                  8,273    215,303             0.0%
    Toronto-Dominion Bank (The)(891160509)                    26,435  1,084,364             0.1%
    Toronto-Dominion Bank (The)(2897222)                      18,100    743,047             0.1%
    Torstar Corp. Class B                                     13,300     41,194             0.0%
    Total Energy Services, Inc.                                6,550     73,485             0.0%
*   Tourmaline Oil Corp.                                      16,692    347,346             0.1%
    TransAlta Corp.(89346D107)                                 8,000     37,120             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
CANADA -- (Continued)
    TransAlta Corp.(2901628)                                     41,670 $   194,392             0.0%
    TransAlta Renewables, Inc.                                    4,878      37,678             0.0%
    TransCanada Corp.(2665184)                                    6,100     205,262             0.0%
    TransCanada Corp.(89353D107)                                 13,620     457,496             0.1%
    Transcontinental, Inc. Class A                               14,500     223,444             0.0%
    TransForce, Inc.                                             18,320     358,386             0.1%
    TransGlobe Energy Corp.                                      22,900      62,346             0.0%
*   Trican Well Service, Ltd.                                     7,500       4,990             0.0%
    Trilogy Energy Corp.                                         11,674      39,282             0.0%
    Trinidad Drilling, Ltd.                                      17,465      30,319             0.0%
*   Turquoise Hill Resources, Ltd.(900435108)                     7,000      19,040             0.0%
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)                      53,798     145,645             0.0%
    Twin Butte Energy, Ltd.                                      89,000      19,398             0.0%
    Uni-Select, Inc.                                              2,100     104,069             0.0%
*   Valeant Pharmaceuticals International, Inc.(91911K102)        3,988     373,955             0.1%
*   Valeant Pharmaceuticals International, Inc.(B3XSX46)          1,100     102,664             0.0%
    Valener, Inc.                                                 4,119      53,015             0.0%
    Veresen, Inc.                                                36,866     320,844             0.1%
    Vermilion Energy, Inc.(923725105)                            10,430     367,449             0.1%
    Vermilion Energy, Inc.(B607XS1)                                 700      24,631             0.0%
    Wajax Corp.                                                   1,600      29,355             0.0%
    West Fraser Timber Co., Ltd.                                 12,500     442,318             0.1%
    Western Energy Services Corp.                                13,086      41,332             0.0%
    Western Forest Products, Inc.                                64,200      94,758             0.0%
    Westjet Airlines, Ltd.                                          700      12,955             0.0%
    Westshore Terminals Investment Corp.                          7,700     128,431             0.0%
    Whistler Blackcomb Holdings, Inc.                             3,603      55,577             0.0%
    Whitecap Resources, Inc.                                     50,824     451,259             0.1%
    Wi-Lan, Inc.                                                 31,583      58,693             0.0%
    Winpak, Ltd.                                                  4,000     120,863             0.0%
    WSP Global, Inc.                                              8,462     294,578             0.0%
    Yamana Gold, Inc.(98462Y100)                                  3,700       8,103             0.0%
    Yamana Gold, Inc.(2219279)                                   83,603     182,858             0.0%
*   Yellow Pages, Ltd.                                            7,290      94,386             0.0%
    Zargon Oil & Gas, Ltd.                                        2,100       2,200             0.0%
                                                                        -----------             ---
TOTAL CANADA                                                             69,605,862             5.9%
                                                                        -----------             ---
CHILE -- (0.2%)
    AES Gener SA                                                122,802      58,754             0.0%
    Aguas Andinas SA Class A                                    283,528     148,274             0.0%
    Banco de Chile                                              198,838      21,047             0.0%
    Banco de Chile ADR                                              716      45,400             0.0%
    Banco de Credito e Inversiones                                4,018     163,830             0.0%
    Banco Santander Chile                                     1,259,715      59,779             0.0%
    Banco Santander Chile ADR                                     3,900      74,061             0.0%
    CAP SA                                                       17,845      47,203             0.0%
    Cencosud SA                                                  61,273     134,350             0.0%
    Cia Cervecerias Unidas SA                                     8,633     103,151             0.0%
    Cia Cervecerias Unidas SA Sponsored ADR                       1,300      31,161             0.0%
    Colbun SA                                                   487,862     129,850             0.0%
    Corpbanca SA                                              2,480,089      22,746             0.0%
    E.CL SA                                                      50,308      72,737             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
CHILE -- (Continued)
    Embotelladora Andina SA Class B ADR                             709 $   15,633             0.0%
    Empresa Nacional de Electricidad SA Sponsored ADR             1,950     73,671             0.0%
    Empresa Nacional de Telecomunicaciones SA                    26,313    243,654             0.1%
    Empresas CMPC SA                                             72,009    177,449             0.0%
    Empresas COPEC SA                                            13,338    124,424             0.0%
    Enersis SA Sponsored ADR                                     25,734    340,975             0.1%
    Forus SA                                                      4,073     11,780             0.0%
    Inversiones Aguas Metropolitanas SA                          85,209    121,335             0.0%
    Inversiones La Construccion SA                                6,639     75,469             0.0%
*   Latam Airlines Group SA Sponsored ADR                         9,503     52,361             0.0%
    Parque Arauco SA                                             73,853    123,679             0.0%
    Ripley Corp. SA                                             151,422     50,132             0.0%
    SACI Falabella                                                9,073     61,025             0.0%
    Sociedad Quimica y Minera de Chile SA Sponsored ADR           1,500     29,070             0.0%
    Sonda SA                                                     55,376     89,243             0.0%
    Vina Concha y Toro SA                                        49,727     84,590             0.0%
                                                                        ----------             ---
TOTAL CHILE                                                              2,786,833             0.2%
                                                                        ----------             ---
CHINA -- (5.2%)
    361 Degrees International, Ltd.                             165,000     58,551             0.0%
    AAC Technologies Holdings, Inc.                              44,000    278,191             0.0%
    Agile Property Holdings, Ltd.                               410,000    222,662             0.0%
    Agricultural Bank of China, Ltd. Class H                  1,087,000    445,883             0.1%
    Air China, Ltd. Class H                                     118,000    113,811             0.0%
    Ajisen China Holdings, Ltd.                                  95,000     45,434             0.0%
*   Alibaba Health Information Technology, Ltd.                  38,000     30,151             0.0%
*   Alibaba Pictures Group, Ltd.                                240,000     63,911             0.0%
*   Aluminum Corp. of China, Ltd. ADR                             2,000     16,060             0.0%
*   Aluminum Corp. of China, Ltd. Class H                       280,000     90,183             0.0%
    AMVIG Holdings, Ltd.                                         54,000     25,021             0.0%
    Angang Steel Co., Ltd. Class H                              164,000     68,148             0.0%
    Anhui Conch Cement Co., Ltd. Class H                         74,500    227,322             0.0%
    Anhui Expressway Co., Ltd. Class H                           62,000     53,317             0.0%
    Anta Sports Products, Ltd.                                   69,000    193,016             0.0%
*   Anton Oilfield Services Group                               126,000     16,835             0.0%
    Asia Cement China Holdings Corp.                             45,000     14,096             0.0%
    AVIC International Holdings, Ltd. Class H                    96,000     54,492             0.0%
    AviChina Industry & Technology Co., Ltd. Class H            192,000    156,471             0.0%
    Bank of China, Ltd. Class H                               3,064,000  1,444,864             0.1%
    Bank of Chongqing Co., Ltd. Class H                         107,000     80,485             0.0%
    Bank of Communications Co., Ltd. Class H                    342,000    251,819             0.0%
    Baoxin Auto Group, Ltd.                                      19,000      7,845             0.0%
    Baoye Group Co., Ltd. Class H                                12,000      8,264             0.0%
    BBMG Corp. Class H                                          116,500     81,790             0.0%
    Beijing Capital International Airport Co., Ltd. Class H     210,000    224,503             0.0%
    Beijing Capital Land, Ltd. Class H                          254,000    122,215             0.0%
    Beijing Enterprises Holdings, Ltd.                           58,500    367,793             0.1%
    Beijing Enterprises Water Group, Ltd.                       188,000    148,419             0.0%
    Beijing Jingneng Clean Energy Co., Ltd. Class H             124,000     43,699             0.0%
    Beijing North Star Co., Ltd. Class H                         42,000     13,668             0.0%
*   Beijing Properties Holdings, Ltd.                           396,000     28,000             0.0%
    Belle International Holdings, Ltd.                          511,000    495,995             0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
CHINA -- (Continued)
    Biostime International Holdings, Ltd.                        33,000 $   73,272             0.0%
    Bloomage Biotechnology Corp., Ltd.                           12,500     22,803             0.0%
    Boer Power Holdings, Ltd.                                    15,000     24,497             0.0%
    Bosideng International Holdings, Ltd.                       646,000     62,342             0.0%
    Brilliance China Automotive Holdings, Ltd.                  158,000    218,277             0.0%
*   Byd Co., Ltd. Class H                                        11,000     68,253             0.0%
*   BYD Electronic International Co., Ltd.                       97,000     63,392             0.0%
    C C Land Holdings, Ltd.                                     228,000     58,320             0.0%
*   C.banner International Holdings, Ltd.                        51,000     21,050             0.0%
    Century Sunshine Group Holdings, Ltd.                       235,000     19,309             0.0%
    Changshouhua Food Co., Ltd.                                  30,000     18,087             0.0%
*   Chaowei Power Holdings, Ltd.                                 44,000     28,270             0.0%
*   Chia Tai Enterprises International, Ltd.                      9,460      3,454             0.0%
    China Aerospace International Holdings, Ltd.                678,000     98,295             0.0%
*   China Agri-Industries Holdings, Ltd.                        428,000    157,126             0.0%
    China All Access Holdings, Ltd.                             146,000     49,757             0.0%
*   China Animal Healthcare, Ltd.                                42,000     10,567             0.0%
    China Aoyuan Property Group, Ltd.                           255,000     56,702             0.0%
    China BlueChemical, Ltd. Class H                            446,000    132,444             0.0%
*   China CITIC Bank Corp., Ltd. Class H                        300,000    194,388             0.0%
    China Coal Energy Co., Ltd. Class H                         316,000    135,237             0.0%
    China Communications Construction Co., Ltd. Class H         248,000    342,286             0.1%
    China Communications Services Corp., Ltd. Class H           506,000    201,682             0.0%
    China Conch Venture Holdings, Ltd.                           39,500     89,835             0.0%
    China Construction Bank Corp. Class H                     3,704,000  2,684,496             0.3%
*   China COSCO Holdings Co., Ltd. Class H                       95,000     53,960             0.0%
*   China Datang Corp. Renewable Power Co., Ltd. Class H        187,000     24,724             0.0%
*   China Daye Non-Ferrous Metals Mining, Ltd.                  890,000     16,801             0.0%
    China Dongxiang Group Co., Ltd.                             106,000     26,824             0.0%
*   China Dynamics Holdings, Ltd.                               420,000     29,051             0.0%
*   China Eastern Airlines Corp., Ltd. Class H                  210,000    134,729             0.0%
    China Electronics Corp. Holdings Co., Ltd.                   56,000     19,087             0.0%
    China Everbright Bank Co., Ltd. Class H                     232,000    113,396             0.0%
    China Everbright International, Ltd.                        145,000    233,504             0.0%
    China Everbright, Ltd.                                       36,000     84,728             0.0%
*   China Fiber Optic Network System Group, Ltd.                310,000     37,020             0.0%
*   China Foods, Ltd.                                            98,000     44,820             0.0%
    China Galaxy Securities Co., Ltd. Class H                   400,000    346,221             0.1%
    China Gas Holdings, Ltd.                                    148,000    235,163             0.0%
*   China Glass Holdings, Ltd.                                   86,000     11,816             0.0%
    China Harmony New Energy Auto Holding, Ltd.                 179,000    119,161             0.0%
*   China High Speed Transmission Equipment Group Co., Ltd.     181,000    161,309             0.0%
    China Hongqiao Group, Ltd.                                  324,500    168,543             0.0%
*   China Household Holdings, Ltd.                              275,000      9,031             0.0%
    China Huishan Dairy Holdings Co., Ltd.                      369,000    140,126             0.0%
*   China Huiyuan Juice Group, Ltd.                             229,000    103,024             0.0%
    China International Marine Containers Group Co., Ltd.
      Class H                                                    48,700     86,277             0.0%
    China Jinmao Holdings Group, Ltd.                           646,000    177,925             0.0%
    China Lesso Group Holdings, Ltd.                            196,000    158,469             0.0%
    China Life Insurance Co., Ltd. ADR                            7,800    140,868             0.0%
    China Life Insurance Co., Ltd. Class H                       45,000    162,274             0.0%
    China Lilang, Ltd.                                           78,000     66,254             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
CHINA -- (Continued)
    China Longyuan Power Group Corp., Ltd. Class H              182,000 $  166,159             0.0%
    China Machinery Engineering Corp. Class H                    74,000     64,320             0.0%
    China Medical System Holdings, Ltd.                         125,000    171,695             0.0%
    China Mengniu Dairy Co., Ltd.                               114,000    220,818             0.0%
    China Merchants Bank Co., Ltd. Class H                      141,500    369,445             0.1%
    China Merchants Holdings International Co., Ltd.            156,000    517,073             0.1%
    China Merchants Land, Ltd.                                  228,000     48,320             0.0%
    China Minsheng Banking Corp., Ltd. Class H                  313,000    315,357             0.1%
    China Mobile, Ltd.                                           78,000    934,707             0.1%
    China Mobile, Ltd. Sponsored ADR                             39,357  2,373,621             0.2%
    China Modern Dairy Holdings, Ltd.                           277,000     82,965             0.0%
    China Molybdenum Co., Ltd. Class H                           33,000     18,336             0.0%
    China National Building Material Co., Ltd. Class H          726,000    449,216             0.1%
    China National Materials Co., Ltd. Class H                  260,000     62,379             0.0%
*   China New Town Development Co., Ltd.                        612,500     24,741             0.0%
*   China Oil & Gas Group, Ltd.                               1,368,000     95,043             0.0%
    China Oilfield Services, Ltd. Class H                       202,000    224,784             0.0%
    China Overseas Grand Oceans Group, Ltd.                     257,000     81,537             0.0%
    China Overseas Land & Investment, Ltd.                      330,000  1,065,856             0.1%
*   China Overseas Property Holdings, Ltd.                      110,000     18,734             0.0%
    China Pacific Insurance Group Co., Ltd. Class H              92,600    368,862             0.1%
    China Petroleum & Chemical Corp. ADR                          2,000    144,160             0.0%
    China Petroleum & Chemical Corp. Class H                    762,000    549,283             0.1%
    China Pioneer Pharma Holdings, Ltd.                          34,000     14,881             0.0%
    China Power International Development, Ltd.                 245,000    153,966             0.0%
    China Power New Energy Development Co., Ltd.                440,000     30,476             0.0%
*   China Precious Metal Resources Holdings Co., Ltd.           696,000     30,376             0.0%
*   China Properties Group, Ltd.                                 81,000     16,683             0.0%
    China Railway Construction Corp., Ltd. Class H              125,500    187,596             0.0%
    China Railway Group, Ltd. Class H                           119,000    112,096             0.0%
*   China Rare Earth Holdings, Ltd.                             232,399     21,135             0.0%
*   China Resources and Transportation Group, Ltd.            2,000,000      8,500             0.0%
    China Resources Beer Holdings Company, Ltd.                 186,855    352,333             0.1%
    China Resources Cement Holdings, Ltd.                       430,000    173,522             0.0%
    China Resources Gas Group, Ltd.                             102,000    279,791             0.0%
    China Resources Land, Ltd.                                  150,000    389,788             0.1%
    China Resources Power Holdings Co., Ltd.                    124,000    280,509             0.0%
*   China Ruifeng Renewable Energy Holdings, Ltd.               252,000     30,792             0.0%
*   China Sanjiang Fine Chemicals Co., Ltd.                     129,000     27,193             0.0%
    China SCE Property Holdings, Ltd.                           205,000     44,917             0.0%
*   China Shanshui Cement Group, Ltd.                           198,000    105,762             0.0%
    China Shenhua Energy Co., Ltd. Class H                      130,000    218,728             0.0%
    China Shineway Pharmaceutical Group, Ltd.                    50,000     64,836             0.0%
*   China Shipping Container Lines Co., Ltd. Class H            253,000    103,679             0.0%
    China Shipping Development Co., Ltd. Class H                154,000    111,650             0.0%
    China Singyes Solar Technologies Holdings, Ltd.              72,000     56,370             0.0%
    China South City Holdings, Ltd.                             478,000    113,995             0.0%
    China Southern Airlines Co., Ltd. Class H                   192,000    162,926             0.0%
    China Southern Airlines Co., Ltd. Sponsored ADR               2,392    100,775             0.0%
    China State Construction International Holdings, Ltd.        30,000     45,522             0.0%
    China Suntien Green Energy Corp., Ltd. Class H              188,000     33,519             0.0%
*   China Taiping Insurance Holdings Co., Ltd.                   56,800    178,334             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
CHINA -- (Continued)
    China Telecom Corp., Ltd. ADR                                 1,739 $   90,950             0.0%
    China Telecom Corp., Ltd. Class H                           142,000     73,888             0.0%
*   China Traditional Chinese Medicine Co., Ltd.                174,000    131,596             0.0%
    China Travel International Investment Hong Kong, Ltd.       478,000    216,048             0.0%
    China Unicom Hong Kong, Ltd.                                612,000    744,278             0.1%
    China Unicom Hong Kong, Ltd. ADR                             32,502    399,125             0.1%
    China Vanke Co., Ltd. Class H                               132,100    308,953             0.1%
    China Water Affairs Group, Ltd.                             160,000     84,830             0.0%
    China Yongda Automobiles Services Holdings, Ltd.             40,000     18,669             0.0%
*   China Yurun Food Group, Ltd.                                427,000     90,933             0.0%
    China ZhengTong Auto Services Holdings, Ltd.                171,000     76,526             0.0%
    China Zhongwang Holdings, Ltd.                              322,400    142,819             0.0%
*   Chinasoft International, Ltd.                               122,000     52,879             0.0%
    Chongqing Machinery & Electric Co., Ltd. Class H            218,000     31,026             0.0%
    Chongqing Rural Commercial Bank Co., Ltd. Class H           409,000    254,761             0.0%
    CIFI Holdings Group Co., Ltd.                               650,000    138,711             0.0%
    CIMC Enric Holdings, Ltd.                                   122,000     80,469             0.0%
*   CITIC Dameng Holdings, Ltd.                                 233,000     19,430             0.0%
*   CITIC Resources Holdings, Ltd.                              200,000     29,799             0.0%
    CITIC Securities Co., Ltd. Class H                          124,500    268,594             0.0%
    CITIC, Ltd.                                                 600,000  1,120,229             0.1%
*   Citychamp Watch & Jewellery Group, Ltd.                     226,000     35,028             0.0%
    CNOOC, Ltd.                                                 338,000    380,896             0.1%
    CNOOC, Ltd. Sponsored ADR                                     8,898  1,011,525             0.1%
    Comba Telecom Systems Holdings, Ltd.                        322,300     66,197             0.0%
    Concord New Energy Group, Ltd.                              700,000     47,546             0.0%
*   Coolpad Group, Ltd.                                         256,000     44,667             0.0%
    COSCO Pacific, Ltd.                                         286,000    370,000             0.1%
    Country Garden Holdings Co., Ltd.                         1,172,000    445,166             0.1%
    CP Pokphand Co., Ltd.                                     1,228,000    146,567             0.0%
    CPMC Holdings, Ltd.                                          91,000     50,900             0.0%
*   CRRC Corp, Ltd. Class H                                      46,000     58,535             0.0%
    CSPC Pharmaceutical Group, Ltd.                             106,000     98,418             0.0%
*   CSSC Offshore and Marine Engineering Group Co., Ltd.
      Class H                                                    10,000     24,592             0.0%
    CT Environmental Group, Ltd.                                216,000     77,393             0.0%
    Dah Chong Hong Holdings, Ltd.                               189,000     85,615             0.0%
    Dalian Port PDA Co., Ltd. Class H                            50,000     18,032             0.0%
*   Daphne International Holdings, Ltd.                         304,000     53,950             0.0%
    Datang International Power Generation Co., Ltd. Class H     238,000     87,286             0.0%
    Dawnrays Pharmaceutical Holdings, Ltd.                       36,000     29,632             0.0%
    Digital China Holdings, Ltd.                                160,000    162,827             0.0%
    Dongfang Electric Corp., Ltd. Class H                        39,800     47,585             0.0%
    Dongfeng Motor Group Co., Ltd. Class H                      324,000    465,070             0.1%
    Dongyue Group, Ltd.                                         205,000     55,851             0.0%
    ENN Energy Holdings, Ltd.                                    52,000    295,888             0.1%
    EVA Precision Industrial Holdings, Ltd.                     154,000     36,930             0.0%
    Evergrande Real Estate Group, Ltd.                        1,054,000    799,267             0.1%
    Fantasia Holdings Group Co., Ltd.                           279,000     32,940             0.0%
    Far East Horizon, Ltd.                                      259,000    215,430             0.0%
    Fosun International, Ltd.                                    90,072    163,789             0.0%
    Fufeng Group, Ltd.                                          181,000     95,817             0.0%
    Fuguiniao Co., Ltd. Class H                                  37,999     22,773             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
CHINA -- (Continued)
*   Fullshare Holdings, Ltd.                                    580,000 $  111,384             0.0%
    Future Land Development Holdings, Ltd.                      386,000     59,518             0.0%
*   GCL-Poly Energy Holdings, Ltd.                            2,140,000    444,760             0.1%
    Geely Automobile Holdings, Ltd.                             735,000    390,072             0.1%
*   Glorious Property Holdings, Ltd.                            513,000     66,084             0.0%
    Golden Eagle Retail Group, Ltd.                              87,000    111,538             0.0%
    Golden Meditech Holdings, Ltd.                              258,000     37,805             0.0%
*   Goldin Properties Holdings, Ltd.                            120,000    103,225             0.0%
    Goldpac Group, Ltd.                                          23,000     11,865             0.0%
    GOME Electrical Appliances Holding, Ltd.                  2,135,000    390,128             0.1%
*   Goodbaby International Holdings, Ltd.                        81,000     37,062             0.0%
    Great Wall Motor Co., Ltd. Class H                          318,000    386,168             0.1%
    Greatview Aseptic Packaging Co., Ltd.                       140,000     65,724             0.0%
*   Greenland Hong Kong Holdings, Ltd.                           58,000     24,490             0.0%
*   Greentown China Holdings, Ltd.                              174,500    151,958             0.0%
    Guangdong Investment, Ltd.                                  160,000    225,018             0.0%
*   Guangdong Land Holdings, Ltd.                                76,000     17,012             0.0%
    Guangdong Yueyun Transportation Co., Ltd. Class H            36,000     24,372             0.0%
    Guangshen Railway Co., Ltd. Class H                         134,000     69,246             0.0%
    Guangshen Railway Co., Ltd. Sponsored ADR                       600     15,504             0.0%
    Guangzhou Automobile Group Co., Ltd. Class H                228,000    198,775             0.0%
    Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.
      Class H                                                     4,000     11,257             0.0%
    Guangzhou R&F Properties Co., Ltd. Class H                  188,000    186,340             0.0%
    Haier Electronics Group Co., Ltd.                           127,000    245,120             0.0%
    Haitian International Holdings, Ltd.                         75,000    131,227             0.0%
    Haitong Securities Co., Ltd. Class H                        175,600    305,526             0.1%
*   Hanergy Thin Film Power Group, Ltd.                         190,000     25,740             0.0%
    Harbin Electric Co., Ltd. Class H                           174,000    103,057             0.0%
*   HC International, Inc.                                       62,000     36,033             0.0%
    Hengan International Group Co., Ltd.                         44,500    478,813             0.1%
    Hengdeli Holdings, Ltd.                                     480,000     72,057             0.0%
*   Hi Sun Technology China, Ltd.                               210,000     40,644             0.0%
    Hilong Holding, Ltd.                                        144,000     30,427             0.0%
*   Hisense Kelon Electrical Holdings Co., Ltd. Class H          61,000     31,031             0.0%
*   Honghua Group, Ltd.                                         381,000     30,866             0.0%
    Hopewell Highway Infrastructure, Ltd.                       118,500     54,352             0.0%
*   Hopson Development Holdings, Ltd.                           154,000    130,113             0.0%
    HOSA International, Ltd.                                     48,000     19,790             0.0%
    Hua Han Bio-Pharmaceutical Holdings, Ltd. Class H           830,000    120,349             0.0%
    Huabao International Holdings, Ltd.                         480,000    200,144             0.0%
    Huadian Fuxin Energy Corp., Ltd. Class H                    202,000     62,663             0.0%
    Huadian Power International Corp., Ltd. Class H             104,000     76,441             0.0%
    Huaneng Power International, Inc. Class H                    62,000     67,044             0.0%
    Huaneng Power International, Inc. Sponsored ADR                 900     39,501             0.0%
    Huaneng Renewables Corp., Ltd. Class H                      564,000    173,704             0.0%
    Huishang Bank Corp., Ltd. Class H                           150,000     64,251             0.0%
    Hydoo International Holding, Ltd.                            94,000     14,509             0.0%
    Industrial & Commercial Bank of China, Ltd. Class H       4,742,000  3,007,875             0.3%
    Intime Retail Group Co., Ltd.                               212,000    233,616             0.0%
    Jiangnan Group, Ltd.                                        392,000     89,766             0.0%
    Jiangsu Expressway Co., Ltd. Class H                        112,000    150,570             0.0%
    Jiangxi Copper Co., Ltd. Class H                            196,000    258,118             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
CHINA -- (Continued)
    Ju Teng International Holdings, Ltd.                        258,000 $  140,764             0.0%
*   Kaisa Group Holdings, Ltd.                                   80,000      6,038             0.0%
    Kingboard Chemical Holdings, Ltd.                           151,000    212,950             0.0%
    Kingboard Laminates Holdings, Ltd.                          189,500     78,683             0.0%
    Kingdee International Software Group Co., Ltd.              272,000    111,862             0.0%
    Kunlun Energy Co., Ltd.                                     564,000    459,709             0.1%
    KWG Property Holding, Ltd.                                  265,500    190,763             0.0%
*   Landing International Development, Ltd.                   1,605,000     48,358             0.0%
    Le Saunda Holdings, Ltd.                                     57,200     15,249             0.0%
    Lee & Man Paper Manufacturing, Ltd.                         325,000    201,915             0.0%
    Lee's Pharmaceutical Holdings, Ltd.                          11,000     14,203             0.0%
    Lenovo Group, Ltd.                                          852,000    787,251             0.1%
*   Li Ning Co., Ltd.                                            44,500     23,243             0.0%
*   Lianhua Supermarket Holdings Co., Ltd. Class H               66,000     30,815             0.0%
*   Lifetech Scientific Corp.                                   228,000     43,345             0.0%
    Livzon Pharmaceutical Group, Inc. Class H                     7,150     36,531             0.0%
    Logan Property Holdings Co., Ltd.                           168,000     70,504             0.0%
    Longfor Properties Co., Ltd.                                214,000    287,278             0.1%
    Lonking Holdings, Ltd.                                      472,000     75,702             0.0%
*   Loudong General Nice Resources China Holdings, Ltd.         171,000     14,563             0.0%
*   Maanshan Iron & Steel Co., Ltd. Class H                     356,000     76,213             0.0%
    Maoye International Holdings, Ltd.                          275,000     34,883             0.0%
    Metallurgical Corp. of China, Ltd. Class H                  103,000     38,007             0.0%
*   MIE Holdings Corp.                                          198,000     26,216             0.0%
*   Mingfa Group International Co., Ltd.                        299,000     71,556             0.0%
    Minmetals Land, Ltd.                                        270,000     27,746             0.0%
    Minth Group, Ltd.                                            80,000    165,757             0.0%
*   MMG, Ltd.                                                   332,000     73,369             0.0%
    NetDragon Websoft, Inc.                                      32,000     87,889             0.0%
    New China Life Insurance Co., Ltd. Class H                   19,700     86,493             0.0%
    New World China Land, Ltd.                                  368,000    244,132             0.0%
    New World Department Store China, Ltd.                       60,000      9,994             0.0%
    Nexteer Automotive Group, Ltd.                               73,000     77,508             0.0%
    Nine Dragons Paper Holdings, Ltd.                           388,000    256,018             0.0%
*   North Mining Shares Co., Ltd.                               910,000      9,831             0.0%
    NVC Lighting Holding, Ltd.                                   60,000      7,819             0.0%
    Overseas Chinese Town Asia Holdings, Ltd.                    46,000     20,720             0.0%
    Pacific Online, Ltd.                                        129,000     43,017             0.0%
    Parkson Retail Group, Ltd.                                  263,000     38,755             0.0%
    PAX Global Technology, Ltd.                                  23,000     30,017             0.0%
    People's Insurance Co. Group of China, Ltd. (The) Class H   345,000    185,081             0.0%
    PetroChina Co., Ltd. ADR                                      1,900    149,397             0.0%
    PetroChina Co., Ltd. Class H                                794,000    620,600             0.1%
    Phoenix Healthcare Group Co., Ltd.                           12,500     18,897             0.0%
    Phoenix Satellite Television Holdings, Ltd.                 210,000     50,406             0.0%
    PICC Property & Casualty Co., Ltd. Class H                  148,000    336,202             0.1%
    Ping An Insurance Group Co. of China, Ltd. Class H          264,000  1,483,595             0.2%
    Poly Property Group Co., Ltd.                               516,000    167,047             0.0%
*   Pou Sheng International Holdings, Ltd.                      380,000     60,556             0.0%
    Powerlong Real Estate Holdings, Ltd.                        279,000     54,884             0.0%
*   PW Medtech Group, Ltd.                                       11,000      2,299             0.0%
    Real Nutriceutical Group, Ltd.                              101,000     13,031             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                               SHARES   VALUE++  OF NET ASSETS**
                                                              --------- -------- ---------------
CHINA -- (Continued)
*   Renhe Commercial Holdings Co., Ltd.                       4,048,000 $210,917             0.0%
    REXLot Holdings, Ltd.                                     1,750,000   74,510             0.0%
    Road King Infrastructure, Ltd.                               41,000   35,698             0.0%
*   Sany Heavy Equipment International Holdings Co., Ltd.       205,000   49,790             0.0%
*   Semiconductor Manufacturing International Corp.           3,583,000  331,928             0.1%
*   Semiconductor Manufacturing International Corp. ADR          13,577   63,133             0.0%
    Shandong Chenming Paper Holdings, Ltd. Class H               53,000   29,584             0.0%
    Shandong Weigao Group Medical Polymer Co., Ltd. Class H     180,000  123,822             0.0%
    Shanghai Electric Group Co., Ltd. Class H                    72,000   43,596             0.0%
    Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H        13,000   41,986             0.0%
    Shanghai Industrial Holdings, Ltd.                          117,000  306,360             0.1%
    Shanghai Industrial Urban Development Group, Ltd.           378,000   73,349             0.0%
    Shanghai Jin Jiang International Hotels Group Co., Ltd.
      Class H                                                   144,000   44,646             0.0%
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H           60,600  139,466             0.0%
    Shanghai Prime Machinery Co., Ltd. Class H                  124,000   21,626             0.0%
    Shenguan Holdings Group, Ltd.                               248,000   35,746             0.0%
    Shenzhen Expressway Co., Ltd. Class H                        64,000   49,236             0.0%
    Shenzhen International Holdings, Ltd.                       152,000  231,607             0.0%
    Shenzhen Investment, Ltd.                                   680,000  275,097             0.0%
    Shenzhou International Group Holdings, Ltd.                  29,000  142,724             0.0%
    Shimao Property Holdings, Ltd.                              320,000  557,970             0.1%
*   Shougang Concord International Enterprises Co., Ltd.        828,000   34,526             0.0%
    Shougang Fushan Resources Group, Ltd.                       718,000   95,028             0.0%
    Shui On Land, Ltd.                                          939,000  258,363             0.0%
*   Shunfeng International Clean Energy, Ltd.                   256,000   81,791             0.0%
    Sichuan Expressway Co., Ltd. Class H                        100,000   34,805             0.0%
    Sihuan Pharmaceutical Holdings Group, Ltd.                  115,000   24,555             0.0%
    Sino Biopharmaceutical, Ltd.                                172,000  214,406             0.0%
*   Sino Oil And Gas Holdings, Ltd.                           2,410,000   59,445             0.0%
    Sino-Ocean Land Holdings, Ltd.                              445,500  257,217             0.0%
    Sinofert Holdings, Ltd.                                     562,000   98,717             0.0%
    SinoMedia Holding, Ltd.                                      54,000   17,212             0.0%
    Sinopec Engineering Group Co., Ltd. Class H                 151,000  129,994             0.0%
    Sinopec Kantons Holdings, Ltd.                              162,000   91,438             0.0%
*   Sinopec Oilfield Service Corp. Class H                      120,000   37,836             0.0%
*   Sinopec Shanghai Petrochemical Co., Ltd. Class H            116,000   48,148             0.0%
    Sinopharm Group Co., Ltd. Class H                           117,200  481,490             0.1%
    Sinosoft Technology Group, Ltd.                              52,000   29,480             0.0%
    Sinotrans Shipping, Ltd.                                     63,500   13,379             0.0%
    Sinotrans, Ltd. Class H                                     255,000  138,794             0.0%
    Sinotruk Hong Kong, Ltd.                                    129,000   53,695             0.0%
    SITC International Holdings Co., Ltd.                        88,000   45,056             0.0%
    Skyworth Digital Holdings, Ltd.                             276,939  204,956             0.0%
    SOHO China, Ltd.                                            447,500  230,709             0.0%
*   Sound Global, Ltd.                                           27,000    5,400             0.0%
    Springland International Holdings, Ltd.                     179,000   44,595             0.0%
*   SPT Energy Group, Inc.                                      132,000   12,873             0.0%
*   SRE Group, Ltd.                                             496,000   24,638             0.0%
    SSY Group, Ltd.                                             323,026   80,470             0.0%
    Sun Art Retail Group, Ltd.                                  229,500  187,591             0.0%
    Sunac China Holdings, Ltd.                                  401,000  246,442             0.0%
    Sunny Optical Technology Group Co., Ltd.                     72,000  166,855             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
CHINA -- (Continued)
    TCC International Holdings, Ltd.                            526,000 $  104,222             0.0%
    TCL Communication Technology Holdings, Ltd.                 124,000     92,454             0.0%
    TCL Multimedia Technology Holdings, Ltd.                     96,000     42,882             0.0%
*   Technovator International, Ltd.                              38,000     23,753             0.0%
    Tencent Holdings, Ltd.                                       79,000  1,485,037             0.2%
    Tenwow International Holdings, Ltd.                          52,000     17,566             0.0%
    Texhong Textile Group, Ltd.                                  46,500     34,489             0.0%
    Tian An China Investment Co., Ltd.                           30,000     17,980             0.0%
    Tiangong International Co., Ltd.                            340,000     31,460             0.0%
    Tianjin Port Development Holdings, Ltd.                     574,000     95,171             0.0%
*   Tianneng Power International, Ltd.                          190,000    137,541             0.0%
    Tibet 5100 Water Resources Holdings, Ltd.                   179,000     57,919             0.0%
    Tingyi Cayman Islands Holding Corp.                         134,000    228,724             0.0%
    Tong Ren Tang Technologies Co., Ltd. Class H                 70,000    109,517             0.0%
    Tongda Group Holdings, Ltd.                                 310,000     63,135             0.0%
    Top Spring International Holdings, Ltd.                      42,500     17,685             0.0%
    Towngas China Co., Ltd.                                     113,000     76,187             0.0%
    TPV Technology, Ltd.                                        192,000     28,111             0.0%
    Travelsky Technology, Ltd. Class H                           97,000    142,599             0.0%
    Trigiant Group, Ltd.                                        100,000     21,079             0.0%
    Truly International Holdings, Ltd.                          412,000     98,161             0.0%
    Tsingtao Brewery Co., Ltd. Class H                           10,000     47,671             0.0%
    Uni-President China Holdings, Ltd.                          125,000    102,378             0.0%
*   United Energy Group, Ltd.                                   582,000     78,502             0.0%
    Universal Health International Group Holding, Ltd.          175,000     69,047             0.0%
    V1 Group, Ltd.                                              566,000     42,880             0.0%
    Want Want China Holdings, Ltd.                              381,000    316,651             0.1%
    Wasion Group Holdings, Ltd.                                  62,000     68,782             0.0%
    Weichai Power Co., Ltd. Class H                              96,000    102,165             0.0%
    Weiqiao Textile Co. Class H                                 127,000     57,312             0.0%
    Welling Holding, Ltd.                                       196,000     32,750             0.0%
    West China Cement, Ltd.                                     522,000     89,075             0.0%
    Wisdom Sports Group                                          92,000     47,935             0.0%
*   Wumart Stores, Inc. Class H                                  62,000     44,233             0.0%
*   Wuzhou International Holdings, Ltd.                         306,000     47,326             0.0%
    Xiamen International Port Co., Ltd. Class H                 232,000     59,263             0.0%
*   Xinchen China Power Holdings, Ltd.                           40,000      9,574             0.0%
    Xingda International Holdings, Ltd.                         257,000     56,431             0.0%
    Xinhua Winshare Publishing and Media Co., Ltd. Class H       17,000     14,295             0.0%
    Xinjiang Goldwind Science & Technology Co., Ltd. Class H     15,600     29,296             0.0%
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H           136,000     15,196             0.0%
    Xinyi Solar Holdings, Ltd.                                  170,000     67,363             0.0%
    XTEP International Holdings, Ltd.                           121,500     62,908             0.0%
*   Yanchang Petroleum International, Ltd.                    1,420,000     44,993             0.0%
    Yanzhou Coal Mining Co., Ltd. Class H                       242,000    116,196             0.0%
    Yanzhou Coal Mining Co., Ltd. Sponsored ADR                   1,800      8,622             0.0%
    Yestar International Holdings Co., Ltd.                      45,000     18,055             0.0%
    Yingde Gases Group Co., Ltd.                                248,500    110,427             0.0%
    Yip's Chemical Holdings, Ltd.                                38,000     15,591             0.0%
    Yuanda China Holdings, Ltd.                                 374,000     17,555             0.0%
    Yuexiu Property Co., Ltd.                                 1,516,000    261,191             0.0%
    Yuexiu Transport Infrastructure, Ltd.                        92,000     62,725             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
CHINA -- (Continued)
    Yuzhou Properties Co., Ltd.                               360,000 $    85,836             0.0%
    Zall Development Group, Ltd.                              402,000      89,211             0.0%
    Zhaojin Mining Industry Co., Ltd. Class H                 187,500     105,669             0.0%
    Zhejiang Expressway Co., Ltd. Class H                     104,000     128,119             0.0%
    Zhongsheng Group Holdings, Ltd.                           127,500      52,828             0.0%
    Zhuzhou CSR Times Electric Co., Ltd. Class H               11,000      71,349             0.0%
    Zijin Mining Group Co., Ltd. Class H                      340,000      90,958             0.0%
    Zoomlion Heavy Industry Science and Technology Co., Ltd.
      Class H                                                 170,200      64,720             0.0%
    ZTE Corp. Class H                                          33,160      79,682             0.0%
                                                                      -----------             ---
TOTAL CHINA                                                            63,944,286             5.5%
                                                                      -----------             ---
COLOMBIA -- (0.1%)
    Almacenes Exito SA                                          6,423      28,956             0.0%
    Bancolombia SA                                              9,070      73,700             0.0%
    Bancolombia SA Sponsored ADR                                4,609     159,564             0.1%
    Cementos Argos SA                                           6,447      21,364             0.0%
*   Cemex Latam Holdings SA                                     4,558      15,859             0.0%
    Corp. Financiera Colombiana SA(B000C92)                     6,362      83,099             0.0%
    Corp. Financiera Colombiana SA(BYPK1V0)                        59         771             0.0%
    Ecopetrol SA                                              179,698      83,739             0.0%
    Ecopetrol SA Sponsored ADR                                  3,500      32,620             0.0%
    Empresa de Energia de Bogota SA ESP                        29,392      18,972             0.0%
    Grupo Argos SA                                             11,908      73,166             0.0%
    Grupo de Inversiones Suramericana SA                        6,333      80,403             0.0%
    Grupo Nutresa SA                                           13,050      98,292             0.0%
    Interconexion Electrica SA ESP                             37,025      88,696             0.0%
    Isagen SA ESP                                              71,219      75,472             0.0%
                                                                      -----------             ---
TOTAL COLOMBIA                                                            934,673             0.1%
                                                                      -----------             ---
CZECH REPUBLIC -- (0.0%)
    CEZ A.S.                                                    7,027     140,403             0.0%
    Komercni banka as                                             355      73,569             0.0%
    Pegas Nonwovens SA                                          1,573      49,146             0.0%
*   Unipetrol A.S.                                              3,329      20,019             0.0%
                                                                      -----------             ---
TOTAL CZECH REPUBLIC                                                      283,137             0.0%
                                                                      -----------             ---
DENMARK -- (1.2%)
    ALK-Abello A.S.                                             1,091     118,670             0.0%
    Alm Brand A.S.                                             20,292     114,956             0.0%
    Ambu A.S. Class B                                           5,194     140,734             0.0%
    AP Moeller - Maersk A.S. Class A                              165     236,591             0.0%
    AP Moeller - Maersk A.S. Class B                              265     391,092             0.0%
*   Bang & Olufsen A.S.                                         3,580      23,550             0.0%
*   Bavarian Nordic A.S.                                        3,741     149,696             0.0%
    Carlsberg A.S. Class B                                      6,351     520,332             0.1%
    Chr Hansen Holding A.S.                                    10,835     650,998             0.1%
    Coloplast A.S. Class B                                      2,571     184,403             0.0%
*   D/S Norden A.S.                                             6,697     133,533             0.0%
    Danske Bank A.S.                                           21,548     592,864             0.1%
    DFDS A.S.                                                   5,530     167,949             0.0%
    DSV A.S.                                                   22,297     904,796             0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------ ----------- ---------------
DENMARK -- (Continued)
    FLSmidth & Co. A.S.                                       12,388 $   468,944             0.0%
*   Genmab A.S.                                                5,287     521,725             0.1%
    GN Store Nord A.S.                                        25,184     459,348             0.0%
*   H Lundbeck A.S.                                            9,535     280,108             0.0%
    IC Group A.S.                                                464      12,776             0.0%
    ISS A.S.                                                  14,224     500,347             0.0%
*   Jyske Bank A.S.                                           12,727     620,818             0.1%
    Matas A.S.                                                 2,178      39,530             0.0%
    NKT Holding A.S.                                           4,000     217,685             0.0%
    Novo Nordisk A.S. Class B                                 32,698   1,736,377             0.2%
    Novo Nordisk A.S. Sponsored ADR                            5,344     284,194             0.0%
    Novozymes A.S. Class B                                    13,064     605,609             0.1%
    Pandora A.S.                                               9,712   1,120,739             0.1%
    PER Aarsleff A.S. Class B                                    330     110,746             0.0%
    Ringkjoebing Landbobank A.S.                                 698     149,502             0.0%
    Rockwool International A.S. Class B                        1,121     175,634             0.0%
    Royal Unibrew A.S.                                         7,070     279,954             0.0%
    Schouw & Co.                                               3,349     175,003             0.0%
    SimCorp A.S.                                               7,954     390,254             0.0%
    Solar A.S. Class B                                           804      49,035             0.0%
    Spar Nord Bank A.S.                                       14,436     138,279             0.0%
    Sydbank A.S.                                              17,582     578,339             0.1%
    TDC A.S.                                                  99,004     517,582             0.1%
*   Topdanmark A.S.                                           11,133     296,250             0.0%
    Tryg A.S.                                                  3,705      66,584             0.0%
    United International Enterprises                             301      47,003             0.0%
    Vestas Wind Systems A.S.                                  11,729     683,850             0.1%
*   William Demant Holding A.S.                                4,081     354,548             0.0%
                                                                     -----------             ---
TOTAL DENMARK                                                         15,210,927             1.3%
                                                                     -----------             ---
EGYPT -- (0.0%)
    Commercial International Bank Egypt SAE GDR               17,478     101,987             0.0%
*   Global Telecom Holding SAE GDR                            10,032      11,679             0.0%
                                                                     -----------             ---
TOTAL EGYPT                                                              113,666             0.0%
                                                                     -----------             ---
FINLAND -- (1.1%)
    Amer Sports Oyj                                           20,684     580,508             0.1%
    Cargotec Oyj Class B                                       8,361     298,056             0.0%
    Caverion Corp.                                            11,814     102,860             0.0%
    Citycon Oyj                                               48,708     128,169             0.0%
    Cramo Oyj                                                  7,702     141,433             0.0%
    Elisa Oyj                                                 15,034     566,425             0.1%
    F-Secure Oyj                                              11,365      33,951             0.0%
    Fiskars Oyj Abp                                            4,126      85,425             0.0%
    Fortum Oyj                                                32,902     493,395             0.1%
    HKScan Oyj Class A                                         5,225      21,027             0.0%
    Huhtamaki Oyj                                             10,098     356,251             0.0%
    Kemira Oyj                                                23,521     278,595             0.0%
    Kesko Oyj Class A                                          1,935      59,694             0.0%
    Kesko Oyj Class B                                         13,413     428,201             0.1%
    Kone Oyj Class B                                           8,443     360,098             0.0%
    Konecranes Oyj                                            11,996     321,591             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
FINLAND -- (Continued)
    Lassila & Tikanoja Oyj                                      6,696 $   129,547             0.0%
    Metsa Board Oyj                                            45,239     287,820             0.0%
    Metso Oyj                                                  15,415     377,392             0.0%
    Neste Oyj                                                  26,491     645,917             0.1%
    Nokia Oyj                                                  85,370     635,056             0.1%
    Nokia Oyj Sponsored ADR                                     1,375      10,203             0.0%
    Nokian Renkaat Oyj                                         21,446     809,084             0.1%
    Olvi Oyj Class A                                              566      13,727             0.0%
*   Oriola-KD Oyj Class B                                      13,926      68,049             0.0%
    Orion Oyj Class A                                           3,075     109,282             0.0%
    Orion Oyj Class B                                          12,183     435,146             0.1%
*   Outokumpu Oyj                                              29,668     100,742             0.0%
    Outotec Oyj                                                27,451      94,419             0.0%
    PKC Group Oyj                                               5,071      93,336             0.0%
    Ponsse Oy                                                   1,291      24,724             0.0%
    Raisio Oyj Class V                                         24,636     116,039             0.0%
    Ramirent Oyj                                               17,079     132,738             0.0%
    Sampo Oyj Class A                                          27,297   1,334,211             0.1%
    Sanoma Oyj                                                 13,446      58,948             0.0%
*   Stockmann Oyj Abp Class B                                   1,189       9,263             0.0%
    Stora Enso Oyj Class R                                    106,760     990,326             0.1%
    Stora Enso Oyj Sponsored ADR                                2,680      24,763             0.0%
    Technopolis Oyj                                             9,706      39,178             0.0%
    Tieto Oyj                                                  13,445     344,774             0.0%
    Tikkurila Oyj                                               8,754     160,684             0.0%
    UPM-Kymmene Oyj                                            80,478   1,506,626             0.1%
    UPM-Kymmene Oyj Sponsored ADR                               1,975      37,189             0.0%
    Uponor Oyj                                                  9,050     120,489             0.0%
    Valmet OYJ                                                 14,611     153,779             0.0%
    Wartsila Oyj Abp                                           17,057     728,180             0.1%
    YIT Oyj                                                    28,305     149,197             0.0%
                                                                      -----------             ---
TOTAL FINLAND                                                          13,996,507             1.2%
                                                                      -----------             ---
FRANCE -- (5.5%)
    Accor SA                                                   10,479     520,382             0.1%
    Aeroports de Paris                                          1,224     153,764             0.0%
*   Air France-KLM                                             22,004     160,982             0.0%
    Air Liquide SA                                              8,730   1,129,373             0.1%
    Airbus Group SE                                             7,497     522,055             0.1%
    Albioma SA                                                  2,402      39,049             0.0%
*   Alcatel-Lucent                                            120,205     487,952             0.1%
*   Alcatel-Lucent Sponsored ADR                               35,000     141,050             0.0%
*   Alstom SA                                                  23,631     769,193             0.1%
    Alten SA                                                    4,084     211,707             0.0%
    Altran Technologies SA                                     22,725     283,298             0.0%
    Arkema SA                                                   8,769     640,827             0.1%
    Atos SE                                                    15,591   1,241,145             0.1%
    AXA SA                                                     54,578   1,456,584             0.1%
    AXA SA Sponsored ADR                                        2,823      75,374             0.0%
    Beneteau SA                                                 1,281      19,426             0.0%
    BioMerieux                                                  1,730     200,980             0.0%
    BNP Paribas SA                                             31,017   1,879,543             0.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
FRANCE -- (Continued)
    Boiron SA                                                    658 $   58,165             0.0%
    Bollore SA                                                39,632    195,918             0.0%
    Bonduelle SCA                                              1,765     43,972             0.0%
    Bouygues SA                                               20,245    765,200             0.1%
    Bureau Veritas SA                                         14,875    335,965             0.0%
    Cap Gemini SA                                              9,393    835,188             0.1%
    Carrefour SA                                              64,891  2,114,536             0.2%
    Casino Guichard Perrachon SA                               3,598    206,722             0.0%
    Cegid Group SA                                             1,531     71,993             0.0%
*   CGG SA                                                    21,238     85,132             0.0%
*   CGG SA Sponsored ADR                                       3,161     12,802             0.0%
    Chargeurs SA                                               7,674     65,718             0.0%
    Christian Dior SE                                          1,556    305,819             0.0%
    Cie de Saint-Gobain                                       48,615  2,035,075             0.2%
    Cie des Alpes                                                744     13,845             0.0%
    Cie Generale des Etablissements Michelin                  22,408  2,229,053             0.2%
    CNP Assurances                                            24,661    351,770             0.0%
    Credit Agricole SA                                        33,991    429,323             0.0%
    Danone SA                                                 12,247    851,167             0.1%
    Danone SA Sponsored ADR                                      907     12,598             0.0%
    Dassault Systemes                                          2,209    174,264             0.0%
    Dassault Systemes ADR                                        288     22,706             0.0%
*   Derichebourg SA                                           21,216     65,109             0.0%
    Edenred                                                    8,496    155,994             0.0%
    Eiffage SA                                                 9,358    583,017             0.1%
    Electricite de France SA                                  13,439    249,798             0.0%
    Engie SA                                                  67,562  1,182,389             0.1%
*   Eramet                                                     1,024     40,398             0.0%
    Essilor International SA                                   6,350    833,523             0.1%
*   Esso SA Francaise                                            572     32,794             0.0%
*   Etablissements Maurel et Prom                              7,767     27,940             0.0%
    Euler Hermes Group                                         2,078    195,030             0.0%
    Eurofins Scientific SE                                       976    353,057             0.0%
    Eutelsat Communications SA                                22,240    733,020             0.1%
    Faiveley Transport SA                                        923     97,356             0.0%
    Faurecia                                                  10,551    417,065             0.0%
    Fimalac                                                      234     21,036             0.0%
*   GameLoft SE                                               14,044     80,081             0.0%
    Gaztransport Et Technigaz SA                               2,212    110,668             0.0%
    GL Events                                                    588     11,205             0.0%
    Groupe Crit                                                  301     16,314             0.0%
    Groupe Eurotunnel SE                                      21,893    306,462             0.0%
*   Groupe Fnac SA                                             2,074    134,378             0.0%
    Guerbet                                                    1,290     87,498             0.0%
    Haulotte Group SA                                          1,629     23,058             0.0%
    Havas SA                                                  28,511    246,927             0.0%
    Hermes International                                         464    178,476             0.0%
    Iliad SA                                                     971    203,925             0.0%
    Imerys SA                                                  6,214    425,227             0.0%
    Ingenico Group SA                                          3,385    398,928             0.0%
    Ipsen SA                                                   1,615    101,855             0.0%
    IPSOS                                                      2,282     46,291             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
FRANCE -- (Continued)
    Jacquet Metal Service                                       2,603 $   37,954             0.0%
    JCDecaux SA                                                 5,331    216,534             0.0%
    Kering                                                      3,398    628,441             0.1%
    Korian SA                                                   5,605    211,880             0.0%
    L'Oreal SA                                                  3,072    560,040             0.1%
    Lafarge SA Sponsored ADR                                    2,151     35,470             0.0%
    Lagardere SCA                                              19,089    555,402             0.1%
    Lectra                                                      2,696     31,807             0.0%
    Legrand SA                                                 10,561    578,785             0.1%
    LISI                                                        3,028     73,920             0.0%
    LVMH Moet Hennessy Louis Vuitton SE                         6,677  1,243,054             0.1%
    Manitou BF SA                                                 596      8,238             0.0%
    Mersen                                                      1,125     21,106             0.0%
    Metropole Television SA                                     6,946    133,612             0.0%
    MGI Coutier                                                   807     14,408             0.0%
    Montupet                                                    1,734    135,935             0.0%
    Natixis SA                                                 56,215    344,119             0.0%
*   Naturex                                                     1,057     74,349             0.0%
    Neopost SA                                                  4,655    115,651             0.0%
*   Nexans SA                                                   8,178    325,083             0.0%
    Nexity SA                                                   6,074    268,776             0.0%
*   Nicox                                                      20,452     37,982             0.0%
*   NRJ Group                                                   1,632     15,145             0.0%
*   Numericable-SFR SAS                                         2,224    100,494             0.0%
    Orange SA                                                 123,640  2,179,983             0.2%
    Orange SA Sponsored ADR                                     5,502     96,560             0.0%
    Orpea                                                       3,820    306,452             0.0%
*   Parrot SA                                                     756     34,196             0.0%
    Pernod Ricard SA                                            8,848  1,041,138             0.1%
*   Peugeot SA                                                 60,777  1,067,821             0.1%
    Plastic Omnium SA                                          12,423    358,589             0.0%
    Plastivaloire                                                 358     26,752             0.0%
    Publicis Groupe SA                                          8,164    528,825             0.1%
    Publicis Groupe SA ADR                                      2,568     41,704             0.0%
    Rallye SA                                                   5,579    103,161             0.0%
    Renault SA                                                 11,007  1,037,125             0.1%
    Rexel SA                                                   42,299    577,289             0.1%
    Rubis SCA                                                   4,456    357,144             0.0%
    Safran SA                                                   7,344    557,807             0.1%
    Saft Groupe SA                                              4,701    121,170             0.0%
    Sanofi                                                     30,105  3,036,867             0.3%
    Sanofi ADR                                                 13,479    678,533             0.1%
    Sartorius Stedim Biotech                                      320    112,997             0.0%
    Savencia SA                                                   224     13,964             0.0%
    Schneider Electric SE(B11BPS1)                                523     31,549             0.0%
    Schneider Electric SE(4834108)                             14,278    861,180             0.1%
    SCOR SE                                                    23,792    884,650             0.1%
    SEB SA                                                      4,219    428,505             0.0%
*   Sequana SA                                                  8,305     35,723             0.0%
    SES SA                                                     12,770    376,783             0.0%
    Societe BIC SA                                              1,541    245,570             0.0%
    Societe Generale SA                                        31,970  1,484,789             0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
FRANCE -- (Continued)
    Societe Television Francaise 1                             17,106 $   219,755             0.0%
    Sodexo SA                                                   4,834     429,702             0.0%
*   SOITEC                                                     14,337      11,643             0.0%
    Solocal Group                                               3,055      24,838             0.0%
    Sopra Steria Group                                          1,557     177,115             0.0%
*   Ste Industrielle d'Aviation Latecoere SA                   15,785      71,918             0.0%
    Stef SA                                                       949      69,899             0.0%
    STMicroelectronics NV(2430025)                              9,366      64,532             0.0%
    STMicroelectronics NV(5962332)                             68,525     472,156             0.1%
    Suez Environnement Co.                                     18,250     346,528             0.0%
    Tarkett SA                                                    502      14,973             0.0%
    Technicolor SA                                             34,125     230,782             0.0%
    Technip SA                                                 17,371     905,199             0.1%
    Technip SA ADR                                              2,728      35,873             0.0%
    Teleperformance                                            11,465     899,784             0.1%
    Thales SA                                                   6,199     448,134             0.0%
    Total SA                                                  134,040   6,482,016             0.6%
    Total SA Sponsored ADR                                     15,579     751,375             0.1%
    Trigano SA                                                  1,076      51,736             0.0%
*   UBISOFT Entertainment                                      21,751     651,689             0.1%
    Valeo SA                                                    7,178   1,108,465             0.1%
    Vallourec SA                                                5,645      62,486             0.0%
*   Valneva SE                                                 11,308      42,044             0.0%
    Veolia Environnement SA                                    12,795     297,231             0.0%
    Veolia Environnement SA ADR                                 1,217      28,295             0.0%
    Vicat                                                       1,762     112,887             0.0%
    Vilmorin & Cie SA                                             718      50,586             0.0%
    Vinci SA                                                   27,787   1,870,794             0.2%
    Virbac SA                                                     382      76,103             0.0%
    Vivendi SA                                                 25,343     609,672             0.1%
*   Worldline SA                                                1,153      27,963             0.0%
    Zodiac Aerospace                                           14,841     374,390             0.0%
                                                                      -----------             ---
TOTAL FRANCE                                                           67,924,008             5.8%
                                                                      -----------             ---
GERMANY -- (5.1%)
    Aareal Bank AG                                             15,197     578,977             0.1%
    Adidas AG                                                  12,623   1,131,254             0.1%
*   ADVA Optical Networking SE                                  5,694      61,637             0.0%
*   AIXTRON SE                                                  9,384      59,715             0.0%
    Allianz SE                                                 11,905   2,084,181             0.2%
    Allianz SE Sponsored ADR                                   21,958     385,363             0.0%
    Amadeus Fire AG                                               206      17,186             0.0%
    Aurubis AG                                                  8,787     586,971             0.1%
    Axel Springer SE                                            5,166     290,328             0.0%
    BASF SE                                                    46,706   3,826,334             0.3%
    BASF SE Sponsored ADR                                       1,504     123,132             0.0%
    Bauer AG                                                      747      15,769             0.0%
    Bayer AG                                                   13,061   1,741,494             0.2%
    Bayer AG Sponsored ADR                                        273      36,429             0.0%
    Bayerische Motoren Werke AG                                23,610   2,418,333             0.2%
    BayWa AG                                                    3,544     119,962             0.0%
    Bechtle AG                                                  2,201     203,145             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
GERMANY -- (Continued)
    Beiersdorf AG                                               1,863 $  176,940             0.0%
    Bertrandt AG                                                  704     82,569             0.0%
    Bijou Brigitte AG                                             491     27,268             0.0%
    Bilfinger SE                                                6,621    296,735             0.0%
    Biotest AG                                                    327      4,930             0.0%
    Borussia Dortmund GmbH & Co. KGaA                          23,968    106,705             0.0%
    Brenntag AG                                                10,083    608,845             0.1%
    CANCOM SE                                                   1,441     56,528             0.0%
    Carl Zeiss Meditec AG                                       4,552    133,334             0.0%
    Cewe Stiftung & Co. KGAA                                    1,340     80,594             0.0%
    Comdirect Bank AG                                           1,776     21,491             0.0%
*   Commerzbank AG                                             49,199    541,077             0.1%
    CompuGroup Medical AG                                       3,941    116,126             0.0%
    Continental AG                                              3,002    720,869             0.1%
    CTS Eventim AG & Co. KGaA                                   5,566    217,850             0.0%
    Daimler AG                                                 63,158  5,476,666             0.5%
    Deutsche Bank AG(D18190898)                                30,646    856,556             0.1%
    Deutsche Bank AG(5750355)                                   7,421    207,705             0.0%
    Deutsche Boerse AG                                          5,943    547,971             0.1%
*   Deutsche Lufthansa AG                                      56,411    833,063             0.1%
    Deutsche Post AG                                           23,558    699,822             0.1%
    Deutsche Telekom AG                                       180,747  3,385,678             0.3%
    Deutsche Telekom AG Sponsored ADR                          13,453    251,033             0.0%
    Deutsche Wohnen AG                                         23,497    662,361             0.1%
    Deutz AG                                                   26,774    100,328             0.0%
*   Dialog Semiconductor P.L.C.                                 9,270    342,942             0.0%
    DIC Asset AG                                                8,036     79,065             0.0%
    DMG Mori AG                                                 5,877    233,347             0.0%
    Draegerwerk AG & Co. KGaA                                     183     11,729             0.0%
    Drillisch AG                                                3,571    184,158             0.0%
    Duerr AG                                                    1,861    154,952             0.0%
    E.ON SE                                                    62,699    661,421             0.1%
    E.ON SE Sponsored ADR                                       4,952     52,293             0.0%
    Elmos Semiconductor AG                                      1,677     24,854             0.0%
    ElringKlinger AG                                            5,587    125,011             0.0%
*   Evotec AG                                                   4,045     17,626             0.0%
    Fielmann AG                                                 3,159    221,158             0.0%
    Fraport AG Frankfurt Airport Services Worldwide             6,217    394,174             0.0%
    Freenet AG                                                 15,874    535,489             0.1%
    Fresenius Medical Care AG & Co. KGaA                       12,074  1,086,751             0.1%
    Fresenius Medical Care AG & Co. KGaA ADR                    1,361     61,150             0.0%
    Fresenius SE & Co. KGaA                                    15,523  1,140,667             0.1%
    Fuchs Petrolub SE                                           3,050    126,249             0.0%
    GEA Group AG                                                6,627    265,581             0.0%
    Gerresheimer AG                                             7,338    572,179             0.1%
    Gerry Weber International AG                                4,286     69,778             0.0%
    Gesco AG                                                      136      9,637             0.0%
    GFK SE                                                      2,763    101,818             0.0%
    GFT Technologies SE                                         2,895     85,377             0.0%
    Grammer AG                                                  2,128     56,750             0.0%
    Grenkeleasing AG                                              529     97,061             0.0%
    Hamburger Hafen und Logistik AG                             4,639     67,099             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
GERMANY -- (Continued)
    Hannover Rueck SE                                          2,993 $  346,021             0.0%
    HeidelbergCement AG                                        8,457    629,789             0.1%
*   Heidelberger Druckmaschinen AG                            21,344     61,274             0.0%
    Henkel AG & Co. KGaA                                       1,651    152,392             0.0%
    Hochtief AG                                                3,713    345,430             0.0%
    Hornbach Baumarkt AG                                       1,172     41,874             0.0%
    Hugo Boss AG                                               5,031    517,319             0.1%
    Indus Holding AG                                           4,309    200,581             0.0%
    Infineon Technologies AG                                  54,946    676,821             0.1%
    Infineon Technologies AG ADR                              12,612    156,389             0.0%
    Isra Vision AG                                               180     10,715             0.0%
    Jenoptik AG                                                9,812    158,662             0.0%
    K+S AG                                                    24,980    630,578             0.1%
    KION Group AG                                             14,241    641,726             0.1%
    Kloeckner & Co. SE                                        26,742    238,209             0.0%
*   Koenig & Bauer AG                                          3,522    110,451             0.0%
*   Kontron AG                                                11,032     37,578             0.0%
    Krones AG                                                  1,794    215,773             0.0%
    KUKA AG                                                    2,752    232,566             0.0%
    KWS Saat SE                                                  276     89,237             0.0%
    Lanxess AG                                                14,518    779,076             0.1%
    LEG Immobilien AG                                          6,388    509,285             0.1%
    Leoni AG                                                   8,609    351,664             0.0%
    Linde AG                                                   5,840  1,012,980             0.1%
    LPKF Laser & Electronics AG                                  939      8,720             0.0%
    MAN SE                                                     2,104    219,242             0.0%
*   Manz AG                                                      566     26,126             0.0%
    Merck KGaA                                                 1,743    170,166             0.0%
    Metro AG                                                  30,891    950,383             0.1%
    MLP AG                                                     2,305     10,018             0.0%
    MTU Aero Engines AG                                       10,680    987,992             0.1%
    Muenchener Rueckversicherungs-Gesellschaft AG              5,155  1,027,876             0.1%
    Nemetschek AG                                              1,780     76,720             0.0%
*   Nordex SE                                                  6,109    199,546             0.0%
    Norma Group SE                                             6,091    312,364             0.0%
    OHB SE                                                       463      9,780             0.0%
    Osram Licht AG                                            12,100    711,047             0.1%
*   Patrizia Immobilien AG                                     2,972     81,715             0.0%
    Pfeiffer Vacuum Technology AG                              1,354    168,616             0.0%
    PNE Wind AG                                                4,743     12,334             0.0%
    ProSiebenSat.1 Media SE                                   16,137    871,972             0.1%
    Puma SE                                                      320     71,611             0.0%
*   QIAGEN NV(2437907)                                        11,100    268,287             0.0%
*   QIAGEN NV(5732825)                                         7,380    178,918             0.0%
    QSC AG                                                    17,803     31,206             0.0%
    Rational AG                                                  422    167,467             0.0%
    Rheinmetall AG                                             6,475    407,257             0.0%
    Rhoen-Klinikum AG                                          9,064    270,385             0.0%
    RTL Group SA                                               1,394    120,588             0.0%
    RWE AG                                                    38,632    536,879             0.1%
    SAF-Holland SA                                             7,253    105,860             0.0%
    Salzgitter AG                                             10,180    293,562             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------ ----------- ---------------
GERMANY -- (Continued)
    SAP SE                                                    10,907 $   859,854             0.1%
    SAP SE Sponsored ADR                                       1,405     110,588             0.0%
    Schaltbau Holding AG                                       1,570      87,428             0.0%
*   SGL Carbon SE                                              6,318     115,915             0.0%
    SHW AG                                                     1,533      40,134             0.0%
    Siemens AG                                                19,969   2,005,769             0.2%
    Siemens AG Sponsored ADR                                   5,045     507,376             0.1%
    Sixt SE                                                    3,512     195,876             0.0%
*   SMA Solar Technology AG                                    2,401     115,746             0.0%
    Software AG                                                7,570     219,945             0.0%
    Stada Arzneimittel AG                                     14,997     570,520             0.1%
    STRATEC Biomedical AG                                        582      33,894             0.0%
    Stroeer SE                                                 2,214     139,693             0.0%
    Suedzucker AG                                             18,869     352,141             0.0%
*   Suss Microtec AG                                           5,350      40,604             0.0%
    Symrise AG                                                 7,799     513,304             0.1%
    TAG Immobilien AG                                         14,422     186,678             0.0%
    Takkt AG                                                   7,654     142,138             0.0%
*   Talanx AG                                                  8,225     263,551             0.0%
    Telefonica Deutschland Holding AG                         27,867     179,398             0.0%
    ThyssenKrupp AG                                           13,866     279,399             0.0%
*   Tom Tailor Holding AG                                        901       5,971             0.0%
*   Tomorrow Focus AG                                          4,368      16,016             0.0%
    United Internet AG                                         9,347     485,323             0.0%
    Volkswagen AG                                              2,252     311,837             0.0%
    Vonovia SE                                                11,408     380,266             0.0%
*   Vossloh AG                                                 1,577     115,889             0.0%
    VTG AG                                                     1,163      37,945             0.0%
    Wacker Chemie AG                                           2,612     229,221             0.0%
    Wacker Neuson SE                                           4,283      59,560             0.0%
    Washtec AG                                                 2,703      84,184             0.0%
    Wincor Nixdorf AG                                          5,516     282,921             0.0%
    XING AG                                                      327      64,547             0.0%
    Zeal Network SE                                              964      44,236             0.0%
                                                                     -----------             ---
TOTAL GERMANY                                                         62,192,464             5.3%
                                                                     -----------             ---
GREECE -- (0.0%)
    Aegean Airlines SA                                         1,506      11,692             0.0%
*   Alpha Bank AE                                             77,742       9,912             0.0%
    FF Group                                                   1,384      27,907             0.0%
    Hellenic Exchanges - Athens Stock Exchange SA              3,515      20,124             0.0%
    Hellenic Petroleum SA                                      4,268      24,986             0.0%
    Hellenic Telecommunications Organization SA                9,041      84,635             0.0%
*   Intralot SA-Integrated Lottery Systems & Services         13,391      22,288             0.0%
    JUMBO SA                                                   4,193      40,694             0.0%
    Metka SA                                                   1,233      11,845             0.0%
*   Motor Oil Hellas Corinth Refineries SA                     2,271      28,022             0.0%
    Mytilineos Holdings SA                                     6,360      34,036             0.0%
*   National Bank of Greece SA                                15,529      11,654             0.0%
    OPAP SA                                                    6,092      54,141             0.0%
*   Piraeus Bank SA                                           58,948       6,086             0.0%
    Public Power Corp. SA                                      4,356      25,204             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
GREECE -- (Continued)
    Titan Cement Co. SA                                           2,126 $   46,802             0.0%
                                                                        ----------             ---
TOTAL GREECE                                                               460,028             0.0%
                                                                        ----------             ---
HONG KONG -- (2.2%)
    AIA Group, Ltd.                                             557,400  3,264,636             0.3%
    Allied Properties HK, Ltd.                                   74,000     15,801             0.0%
*   Apac Resources, Ltd.                                        440,000      5,134             0.0%
    APT Satellite Holdings, Ltd.                                 73,250     72,159             0.0%
    Asia Financial Holdings, Ltd.                                 4,000      1,547             0.0%
    Asia Satellite Telecommunications Holdings, Ltd.              9,500     14,123             0.0%
    ASM Pacific Technology, Ltd.                                 50,000    355,032             0.1%
*   Auto Italia Holdings                                        475,000     24,088             0.0%
    Bank of East Asia, Ltd.                                      77,688    290,776             0.0%
    BOC Hong Kong Holdings, Ltd.                                170,500    545,205             0.1%
    Bonjour Holdings, Ltd.                                      488,000     19,164             0.0%
    Bright Smart Securities & Commodities Group, Ltd.           138,000     43,280             0.0%
*   Brightoil Petroleum Holdings, Ltd.                          282,000    100,363             0.0%
*   Burwill Holdings, Ltd.                                      346,000     12,900             0.0%
    Cafe de Coral Holdings, Ltd.                                 36,000    121,767             0.0%
    Cathay Pacific Airways, Ltd.                                126,000    249,254             0.0%
    Cheung Kong Infrastructure Holdings, Ltd.                    25,000    232,728             0.0%
    Cheung Kong Property Holdings, Ltd.                          56,200    393,961             0.1%
*   China Energy Development Holdings, Ltd.                   1,658,000     32,940             0.0%
*   China Public Procurement, Ltd.                            1,324,000     23,979             0.0%
*   China Smarter Energy Group Holdings, Ltd.                   370,000     31,947             0.0%
*   China Star Entertainment, Ltd.                              750,000      3,468             0.0%
    Chinese Estates Holdings, Ltd.                               16,500     38,360             0.0%
    Chow Sang Sang Holdings International, Ltd.                  62,000    120,452             0.0%
    Chow Tai Fook Jewellery Group, Ltd.                          95,600     81,782             0.0%
    Chu Kong Shipping Enterprise Group Co., Ltd.                 78,000     23,215             0.0%
    CITIC Telecom International Holdings, Ltd.                  329,000    136,390             0.0%
    CK Hutchison Holdings, Ltd.                                  66,200    909,914             0.1%
    CK Life Sciences Int'l Holdings, Inc.                       648,000     60,830             0.0%
    CLP Holdings, Ltd.                                           48,500    423,197             0.1%
    CW Group Holdings, Ltd.                                      76,000     37,307             0.0%
    Dah Sing Banking Group, Ltd.                                 72,400    137,196             0.0%
    Dah Sing Financial Holdings, Ltd.                            39,600    222,202             0.0%
    Emperor Capital Group, Ltd.                                 180,000     14,950             0.0%
    Emperor Entertainment Hotel, Ltd.                            50,000      9,905             0.0%
    Emperor International Holdings, Ltd.                        234,000     45,480             0.0%
    Emperor Watch & Jewellery, Ltd.                             270,000      7,156             0.0%
    Esprit Holdings, Ltd.                                       387,800    432,188             0.1%
    Far East Consortium International, Ltd/HK                   297,000    108,374             0.0%
    First Pacific Co., Ltd.                                     354,000    242,691             0.0%
    First Shanghai Investments, Ltd.                            160,000     24,817             0.0%
    Foxconn International Holdings, Ltd.                        333,000    159,249             0.0%
    Future Bright Holdings, Ltd.                                 36,000      4,253             0.0%
    G-Resources Group, Ltd.                                   5,295,000    118,321             0.0%
    Galaxy Entertainment Group, Ltd.                            126,000    430,401             0.1%
*   GCL New Energy Holdings, Ltd.                               128,000      9,203             0.0%
    Get Nice Holdings, Ltd.                                   1,054,000     43,350             0.0%
    Giordano International, Ltd.                                268,000    144,843             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                               SHARES   VALUE++  OF NET ASSETS**
                                                              --------- -------- ---------------
HONG KONG -- (Continued)
*   Global Brands Group Holding, Ltd.                         1,280,000 $265,376             0.0%
*   Goldin Financial Holdings, Ltd.                              26,000   48,920             0.0%
    Guotai Junan International Holdings, Ltd.                   317,000  117,746             0.0%
    Haitong International Securities Group, Ltd.                231,661  128,908             0.0%
    Hang Lung Group, Ltd.                                       118,000  429,364             0.1%
    Hang Lung Properties, Ltd.                                  172,000  421,296             0.1%
    Hang Seng Bank, Ltd.                                         36,300  664,085             0.1%
    Hanison Construction Holdings, Ltd.                           5,838    1,071             0.0%
*   Hao Tian Development Group, Ltd.                            390,000   24,275             0.0%
    Henderson Land Development Co., Ltd.                         54,200  345,465             0.0%
    HK Electric Investments & HK Electric Investments, Ltd.     184,000  141,037             0.0%
    HKR International, Ltd.                                      24,000   10,689             0.0%
    HKT Trust & HKT, Ltd.                                       279,000  334,133             0.0%
    Hong Kong & China Gas Co., Ltd.                             131,700  267,366             0.0%
    Hong Kong Aircraft Engineering Co., Ltd.                      6,000   48,723             0.0%
    Hong Kong Exchanges and Clearing, Ltd.                       17,100  446,170             0.1%
    Hong Kong Ferry Holdings Co., Ltd.                           18,000   20,987             0.0%
    Hongkong & Shanghai Hotels (The)                             37,000   42,026             0.0%
    Hopewell Holdings, Ltd.                                      63,500  229,130             0.0%
    Hsin Chong Construction Group, Ltd.                         620,000   73,612             0.0%
    Hutchison Telecommunications Hong Kong Holdings, Ltd.       354,000  129,707             0.0%
    Hysan Development Co., Ltd.                                  63,000  279,033             0.0%
*   Imagi International Holdings, Ltd.                          488,000    7,074             0.0%
*   iOne Holdings, Ltd.                                         500,000   18,935             0.0%
    IT, Ltd.                                                     44,000   13,436             0.0%
    Johnson Electric Holdings, Ltd.                              62,500  228,348             0.0%
    K Wah International Holdings, Ltd.                           68,000   29,265             0.0%
    Kerry Logistics Network, Ltd.                                96,500  143,529             0.0%
    Kerry Properties, Ltd.                                      108,000  319,001             0.0%
*   Kingston Financial Group, Ltd.                              484,000  191,153             0.0%
*   Ko Yo Chemical Group, Ltd.                                  568,000   60,594             0.0%
    Kowloon Development Co., Ltd.                                95,000  107,450             0.0%
    L'Occitane International SA                                  37,000   74,408             0.0%
    Lai Sun Development Co., Ltd.                             2,389,000   43,592             0.0%
    Li & Fung, Ltd.                                             650,000  527,767             0.1%
    Lifestyle International Holdings, Ltd.                       89,000  128,478             0.0%
    Lippo China Resources, Ltd.                                 810,000   31,791             0.0%
    Liu Chong Hing Investment, Ltd.                              44,000   51,978             0.0%
    Luk Fook Holdings International, Ltd.                        62,000  159,541             0.0%
*   Macau Legend Development, Ltd.                              419,000   59,734             0.0%
    Man Wah Holdings, Ltd.                                      178,400  203,799             0.0%
*   Mason Financial Holdings, Ltd.                              840,000   31,440             0.0%
    Melco Crown Entertainment, Ltd. ADR                           3,081   57,707             0.0%
    Melco International Development, Ltd.                        94,000  145,749             0.0%
    MGM China Holdings, Ltd.                                     66,000   96,436             0.0%
*   Midland Holdings, Ltd.                                       54,000   23,625             0.0%
    Miramar Hotel & Investment                                   31,000   51,884             0.0%
*   Mongolian Mining Corp.                                      721,500   20,120             0.0%
    MTR Corp., Ltd.                                              47,341  214,771             0.0%
    NagaCorp, Ltd.                                              348,000  245,658             0.0%
    New World Development Co., Ltd.                             428,429  456,415             0.1%
    Newocean Energy Holdings, Ltd.                              260,000  105,868             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
HONG KONG -- (Continued)
    NWS Holdings, Ltd.                                        151,639 $228,296             0.0%
    Orient Overseas International, Ltd.                        48,500  231,275             0.0%
    Pacific Basin Shipping, Ltd.                              389,000  114,063             0.0%
    Pacific Textiles Holdings, Ltd.                            80,000  113,994             0.0%
    Paradise Entertainment, Ltd.                              132,000   23,250             0.0%
    PCCW, Ltd.                                                746,000  399,764             0.1%
    Pico Far East Holdings, Ltd.                              164,000   43,323             0.0%
    Playmates Toys, Ltd.                                      132,000   27,707             0.0%
*   PME Group, Ltd.                                           500,000    9,768             0.0%
    Polytec Asset Holdings, Ltd.                              110,000   13,744             0.0%
    Power Assets Holdings, Ltd.                                34,500  343,595             0.0%
    Prada SpA                                                  21,200   86,267             0.0%
    Regal Hotels International Holdings, Ltd.                  30,000   15,543             0.0%
    SA SA International Holdings, Ltd.                        124,000   39,458             0.0%
    Samsonite International SA                                 95,400  282,352             0.0%
    Sands China, Ltd.                                          33,200  119,552             0.0%
    SEA Holdings, Ltd.                                         12,000   12,582             0.0%
    Shangri-La Asia, Ltd.                                     408,000  372,339             0.1%
    Shenyin Wanguo HK, Ltd.                                    60,000   26,316             0.0%
    Shun Tak Holdings, Ltd.                                   328,000  130,300             0.0%
    Singamas Container Holdings, Ltd.                         234,000   27,947             0.0%
    Sino Land Co., Ltd.                                       162,000  250,047             0.0%
    Sitoy Group Holdings, Ltd.                                 79,000   37,767             0.0%
    SJM Holdings, Ltd.                                        351,000  291,841             0.0%
    SmarTone Telecommunications Holdings, Ltd.                 57,000  100,175             0.0%
*   SOCAM Development, Ltd.                                    40,000   23,717             0.0%
    Stella International Holdings, Ltd.                        81,500  201,280             0.0%
    Sun Hung Kai & Co., Ltd.                                  156,000  104,989             0.0%
    Sun Hung Kai Properties, Ltd.                              50,000  668,533             0.1%
    Swire Pacific, Ltd. Class A                                45,500  527,438             0.1%
    Swire Pacific, Ltd. Class B                                70,000  152,127             0.0%
    Swire Properties, Ltd.                                     31,600   94,852             0.0%
*   Symphony Holdings, Ltd.                                   120,000   11,736             0.0%
    TAI Cheung Holdings, Ltd.                                  13,000   10,453             0.0%
    Techtronic Industries Co., Ltd.                           147,000  535,495             0.1%
    Television Broadcasts, Ltd.                                65,000  236,474             0.0%
    Texwinca Holdings, Ltd.                                   120,000  116,163             0.0%
    Transport International Holdings, Ltd.                     29,200   78,820             0.0%
    Trinity, Ltd.                                             262,000   38,057             0.0%
*   TSC Group Holdings, Ltd.                                   36,000    7,168             0.0%
    Tsui Wah Holdings, Ltd.                                   100,000   22,505             0.0%
*   United Laboratories International Holdings, Ltd. (The)    116,000   61,598             0.0%
*   United Photovoltaics Group, Ltd.                          442,000   45,431             0.0%
    Value Partners Group, Ltd.                                184,000  195,312             0.0%
    Varitronix International, Ltd.                             25,000   17,056             0.0%
    Victory City International Holdings, Ltd.                 256,404   31,314             0.0%
    Vitasoy International Holdings, Ltd.                      146,000  242,367             0.0%
    VST Holdings, Ltd.                                         50,000   14,678             0.0%
    VTech Holdings, Ltd.                                       15,400  186,478             0.0%
    Wharf Holdings, Ltd. (The)                                 76,000  453,209             0.1%
    Wheelock & Co., Ltd.                                       76,000  354,245             0.0%
    Wynn Macau, Ltd.                                           60,400   82,919             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
HONG KONG -- (Continued)
    Xinyi Glass Holdings, Ltd.                                378,000 $   196,314             0.0%
    Yue Yuen Industrial Holdings, Ltd.                         97,500     354,431             0.1%
                                                                      -----------             ---
TOTAL HONG KONG                                                        26,565,367             2.3%
                                                                      -----------             ---
HUNGARY -- (0.0%)
*   Magyar Telekom Telecommunications P.L.C.                   51,954      71,971             0.0%
    MOL Hungarian Oil & Gas P.L.C.                              4,920     222,027             0.1%
    OTP Bank P.L.C.                                             8,474     163,986             0.0%
    Richter Gedeon Nyrt                                         7,527     125,558             0.0%
                                                                      -----------             ---
TOTAL HUNGARY                                                             583,542             0.1%
                                                                      -----------             ---
INDIA -- (1.9%)
    Aarti Industries                                            3,188      24,790             0.0%
    ABB India, Ltd.                                             1,147      21,557             0.0%
    ACC, Ltd.                                                   5,402     113,601             0.0%
    Adani Enterprises, Ltd.                                     4,758       6,679             0.0%
    Adani Ports & Special Economic Zone, Ltd.                  12,691      57,193             0.0%
*   Adani Power, Ltd.                                          85,596      40,921             0.0%
*   Adani Transmissions, Ltd.                                   4,758       2,628             0.0%
    Aditya Birla Nuvo, Ltd.                                     8,642     271,744             0.1%
    Aegis Logistics, Ltd.                                      25,160      39,153             0.0%
    AIA Engineering, Ltd.                                       3,716      54,470             0.0%
    Ajanta Pharma, Ltd.                                         1,778      41,902             0.0%
    Alembic Pharmaceuticals, Ltd.                               3,829      39,663             0.0%
    Allahabad Bank                                             15,726      17,998             0.0%
    Allcargo Logistics, Ltd.                                    3,960      19,089             0.0%
    Alstom T&D India, Ltd.                                      3,174      25,346             0.0%
    Amara Raja Batteries, Ltd.                                  8,132     112,247             0.0%
    Ambuja Cements, Ltd.                                       59,402     187,592             0.0%
    Amtek Auto, Ltd.                                           25,857      15,855             0.0%
    Andhra Bank                                                18,338      18,301             0.0%
    Apollo Hospitals Enterprise, Ltd.                           5,084     101,952             0.0%
    Apollo Tyres, Ltd.                                         57,788     151,242             0.0%
*   Arvind Infrastructure, Ltd.                                 2,265       2,114             0.0%
    Arvind, Ltd.                                               22,650      96,021             0.0%
    Ashok Leyland, Ltd.                                       112,751     161,250             0.0%
    Ashoka Buildcon, Ltd.                                       6,033      15,012             0.0%
    Asian Paints, Ltd.                                          7,814      99,248             0.0%
    Atul, Ltd.                                                  1,156      29,889             0.0%
    Aurobindo Pharma, Ltd.                                     23,382     297,554             0.1%
    Axis Bank, Ltd.                                            28,640     207,606             0.0%
    Bajaj Auto, Ltd.                                            3,726     145,326             0.0%
    Bajaj Corp., Ltd.                                           3,402      21,245             0.0%
    Bajaj Finance, Ltd.                                           738      58,633             0.0%
    Bajaj Finserv, Ltd.                                         3,187      95,261             0.0%
    Bajaj Holdings & Investment, Ltd.                           4,528     115,254             0.0%
    Balkrishna Industries, Ltd.                                 5,573      55,455             0.0%
    Bank of Baroda                                             33,600      81,784             0.0%
    Bank of India                                              37,718      75,552             0.0%
    BASF India, Ltd.                                              645       8,876             0.0%
    Bata India, Ltd.                                            8,574      65,631             0.0%
    BEML, Ltd.                                                  2,801      49,850             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
INDIA -- (Continued)
    Berger Paints India, Ltd.                                   9,104 $ 30,947             0.0%
    Bharat Forge, Ltd.                                         12,257  160,861             0.0%
    Bharat Heavy Electricals, Ltd.                             34,084  103,010             0.0%
    Bharat Petroleum Corp., Ltd.                                6,620   88,019             0.0%
    Bharti Airtel, Ltd.                                        57,155  301,995             0.1%
    Biocon, Ltd.                                                6,928   47,983             0.0%
    Blue Dart Express, Ltd.                                       491   56,905             0.0%
    Bosch, Ltd.                                                   268   83,742             0.0%
    Britannia Industries, Ltd.                                    807   39,581             0.0%
    Cadila Healthcare, Ltd.                                    15,195   97,493             0.0%
    Cairn India, Ltd.                                          35,913   83,980             0.0%
    Canara Bank                                                14,071   59,132             0.0%
    CCL Products India, Ltd.                                    8,913   29,788             0.0%
    Ceat, Ltd.                                                  5,780   95,069             0.0%
    Century Textiles & Industries, Ltd.                         9,320   78,692             0.0%
    CESC, Ltd.                                                  8,820   78,409             0.0%
    Chambal Fertilizers & Chemicals, Ltd.                      25,062   21,995             0.0%
*   Chennai Petroleum Corp., Ltd.                              10,823   35,032             0.0%
    Chennai Super Kings Cricket, Ltd.                          52,326    1,802             0.0%
    Cipla, Ltd.                                                12,262  129,062             0.0%
    City Union Bank, Ltd.                                      42,915   59,002             0.0%
    Colgate-Palmolive India, Ltd.                               6,256   91,226             0.0%
    Container Corp. Of India, Ltd.                              7,277  147,463             0.0%
    Coromandel International, Ltd.                              3,980   11,346             0.0%
    Cox & Kings, Ltd.                                          12,479   51,238             0.0%
    Credit Analysis & Research, Ltd.                            1,440   28,820             0.0%
    CRISIL, Ltd.                                                1,500   44,731             0.0%
    Crompton Greaves, Ltd.                                     51,113  135,803             0.0%
    Cummins India, Ltd.                                         2,779   45,889             0.0%
    Cyient, Ltd.                                                4,227   34,644             0.0%
    Dabur India, Ltd.                                          27,538  113,455             0.0%
*   DCB Bank, Ltd.                                             39,198   51,683             0.0%
*   DEN Networks, Ltd.                                          5,876   10,204             0.0%
    Dena Bank                                                  28,299   18,131             0.0%
    Dewan Housing Finance Corp., Ltd.                          26,108   89,393             0.0%
*   Dish TV India, Ltd.                                        41,404   66,967             0.0%
    Dishman Pharmaceuticals & Chemicals, Ltd.                   4,485   24,921             0.0%
    Divi's Laboratories, Ltd.                                   7,498  131,628             0.0%
    DLF, Ltd.                                                  46,963   83,207             0.0%
    Dr Reddy's Laboratories, Ltd.                               4,951  322,283             0.1%
    Dr Reddy's Laboratories, Ltd. ADR                           2,000  129,580             0.0%
    eClerx Services, Ltd.                                       2,502   69,500             0.0%
    Edelweiss Financial Services, Ltd.                         40,880   37,189             0.0%
    Eicher Motors, Ltd.                                           498  134,802             0.0%
    EID Parry India, Ltd.                                       5,158   13,756             0.0%
    EIH, Ltd.                                                   6,806   11,959             0.0%
    Emami, Ltd.                                                 2,892   47,418             0.0%
    Engineers India, Ltd.                                      13,607   40,542             0.0%
*   Eros International Media, Ltd.                              4,304   18,156             0.0%
    Eveready Industries India, Ltd.                             7,458   31,367             0.0%
    Exide Industries, Ltd.                                     43,774  100,597             0.0%
    Federal Bank, Ltd.                                        201,094  165,863             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
INDIA -- (Continued)
    Finolex Cables, Ltd.                                        9,842 $ 37,927             0.0%
    Finolex Industries, Ltd.                                    5,219   24,903             0.0%
*   Fortis Healthcare, Ltd.                                    34,983   82,552             0.0%
    Future Retail, Ltd.                                        21,129   38,048             0.0%
    GAIL India, Ltd.                                           37,833  178,305             0.0%
    Gateway Distriparks, Ltd.                                  14,269   72,921             0.0%
    GlaxoSmithKline Consumer Healthcare, Ltd.                     677   62,363             0.0%
    GlaxoSmithKline Pharmaceuticals, Ltd.                         766   38,535             0.0%
    Glenmark Pharmaceuticals, Ltd.                              8,052  121,821             0.0%
    Global Offshore Services, Ltd.                              1,860   11,143             0.0%
    GMR Infrastructure, Ltd.                                  162,211   32,258             0.0%
    Godrej Consumer Products, Ltd.                              6,946  133,927             0.0%
    Godrej Properties, Ltd.                                     5,413   28,378             0.0%
    Great Eastern Shipping Co., Ltd. (The)                      9,547   54,979             0.0%
    Gruh Finance, Ltd.                                          6,817   26,758             0.0%
    Gujarat Fluorochemicals, Ltd.                               1,680   16,549             0.0%
*   Gujarat Gas, Ltd.                                           2,031   17,312             0.0%
*   Gujarat Pipavav Port, Ltd.                                 18,330   45,295             0.0%
    Gujarat State Petronet, Ltd.                               46,273   91,815             0.0%
*   Hathway Cable & Datacom, Ltd.                              11,847    7,450             0.0%
    Havells India, Ltd.                                        16,399   63,697             0.0%
    HCL Technologies, Ltd.                                     24,532  326,256             0.1%
    Hero MotoCorp, Ltd.                                         4,818  190,314             0.0%
    Hexaware Technologies, Ltd.                                19,477   70,994             0.0%
*   Himachal Futuristic Communications, Ltd.                   98,725   23,834             0.0%
    Hindalco Industries, Ltd.                                 114,845  145,578             0.0%
    Hindustan Petroleum Corp., Ltd.                             6,073   71,440             0.0%
    Hindustan Unilever, Ltd.                                   10,633  130,339             0.0%
*   Housing Development & Infrastructure, Ltd.                 65,054   71,338             0.0%
    HSIL, Ltd.                                                  4,420   18,883             0.0%
    ICICI Bank, Ltd.                                           67,537  285,425             0.1%
    ICICI Bank, Ltd. Sponsored ADR                             25,500  219,810             0.0%
    IDBI Bank, Ltd.                                            84,177  109,381             0.0%
    Idea Cellular, Ltd.                                        78,326  167,457             0.0%
    IFCI, Ltd.                                                 99,676   40,397             0.0%
    IIFL Holdings, Ltd.                                         4,297   12,625             0.0%
    IL&FS Transportation Networks, Ltd.()                       1,213    1,671             0.0%
    IL&FS Transportation Networks, Ltd.(B3PHKL7)                3,642    5,165             0.0%
*   India Cements, Ltd.                                        52,326   62,398             0.0%
    Indiabulls Housing Finance, Ltd.                           33,062  361,741             0.1%
    Indian Bank                                                10,068   19,194             0.0%
*   Indian Hotels Co., Ltd.                                    40,918   62,300             0.0%
    Indian Oil Corp., Ltd.                                      5,003   30,525             0.0%
    Indraprastha Gas, Ltd.                                      8,455   63,026             0.0%
    Infosys, Ltd.                                              49,487  856,419             0.1%
    Infosys, Ltd. Sponsored ADR                                28,800  523,008             0.1%
    Ipca Laboratories, Ltd.                                     8,637  103,705             0.0%
    IRB Infrastructure Developers, Ltd.                        21,048   79,085             0.0%
    ITC, Ltd.                                                  61,761  315,336             0.1%
    Jain Irrigation Systems, Ltd.                              99,382   93,487             0.0%
*   Jaiprakash Associates, Ltd.                               152,333   31,305             0.0%
    Jammu & Kashmir Bank, Ltd. (The)                           42,602   54,624             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
INDIA -- (Continued)
    Jindal Saw, Ltd.                                          21,288 $ 21,116             0.0%
*   Jindal Steel & Power, Ltd.                                71,180   86,395             0.0%
    JK Cement, Ltd.                                            1,370   14,155             0.0%
    JK Lakshmi Cement, Ltd.                                    4,304   24,783             0.0%
    JM Financial, Ltd.                                        49,421   30,883             0.0%
    JSW Energy, Ltd.                                          81,594  115,989             0.0%
    JSW Steel, Ltd.                                           18,640  259,020             0.1%
    Jubilant Foodworks, Ltd.                                   1,023   22,915             0.0%
    Jubilant Life Sciences, Ltd.                               9,788   61,000             0.0%
    Just Dial, Ltd.                                            1,130   13,868             0.0%
    Jyothy Laboratories, Ltd.                                  5,185   24,467             0.0%
    Kajaria Ceramics, Ltd.                                     4,430   61,573             0.0%
    Kalpataru Power Transmission, Ltd.                         4,609   18,311             0.0%
    Kansai Nerolac Paints, Ltd.                               17,289   66,148             0.0%
    Karnataka Bank, Ltd. (The)                                35,804   70,370             0.0%
    Karur Vysya Bank, Ltd. (The)                               6,981   44,919             0.0%
    Kaveri Seed Co., Ltd.                                      6,312   48,368             0.0%
    KEC International, Ltd.                                   17,641   36,035             0.0%
    Kitex Garments, Ltd.                                       2,547   27,809             0.0%
    Kotak Mahindra Bank, Ltd.                                 15,898  166,655             0.0%
    KPIT Technologies, Ltd.                                   33,207   69,439             0.0%
    KRBL, Ltd.                                                 7,138   22,740             0.0%
    L&T Finance Holdings, Ltd.                                68,738   69,824             0.0%
    Lakshmi Machine Works, Ltd.                                  197   10,819             0.0%
    Larsen & Toubro, Ltd.                                      7,587  163,185             0.0%
    LIC Housing Finance, Ltd.                                 33,245  242,747             0.1%
    Lupin, Ltd.                                                7,104  209,315             0.0%
    Mahindra & Mahindra, Ltd.                                 25,627  461,633             0.1%
*   Mahindra CIE Automotive, Ltd.                             10,826   41,619             0.0%
*   Mangalore Refinery & Petrochemicals, Ltd.                 17,074   14,304             0.0%
    Marico, Ltd.                                              13,891   81,927             0.0%
    Marksans Pharma, Ltd.                                     42,845   63,746             0.0%
    Maruti Suzuki India, Ltd.                                  1,190   81,226             0.0%
    MAX India, Ltd.                                           14,297  115,065             0.0%
    McLeod Russel India, Ltd.                                  7,394   19,428             0.0%
    MindTree, Ltd.                                             9,114  218,748             0.0%
    Monsanto India, Ltd.                                         299   10,826             0.0%
    Motherson Sumi Systems, Ltd.                              14,742   55,462             0.0%
    Mphasis, Ltd.                                              5,354   38,609             0.0%
    MRF, Ltd.                                                    203  123,320             0.0%
    Muthoot Finance, Ltd.                                     10,921   30,227             0.0%
    Natco Pharma, Ltd.                                         1,282   50,109             0.0%
    National Aluminium Co., Ltd.                              41,903   24,661             0.0%
    NCC, Ltd.                                                 60,829   74,721             0.0%
    Nestle India, Ltd.                                         1,113  105,318             0.0%
    NHPC, Ltd.                                                78,532   21,843             0.0%
    NIIT Technologies, Ltd.                                    5,418   46,782             0.0%
*   Nirvikara Paper Mills, Ltd.                                  619      512             0.0%
    NTPC, Ltd.                                                37,544   76,139             0.0%
    Oberoi Realty, Ltd.                                       17,212   74,588             0.0%
    Oil & Natural Gas Corp., Ltd.                             12,713   48,001             0.0%
    Oil India, Ltd.                                           10,308   63,728             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
INDIA -- (Continued)
    Oracle Financial Services Software, Ltd.                    1,158 $ 68,285             0.0%
    Oriental Bank of Commerce                                   8,659   17,781             0.0%
    Page Industries, Ltd.                                         332   71,137             0.0%
    PC Jeweller, Ltd.                                           6,560   44,527             0.0%
    Persistent Systems, Ltd.                                    5,160   50,959             0.0%
    Petronet LNG, Ltd.                                         24,421   72,555             0.0%
    Pfizer, Ltd.                                                  993   38,621             0.0%
    Phoenix Mills, Ltd. (The)                                     654    3,321             0.0%
    PI Industries, Ltd.                                         3,140   32,047             0.0%
    Pidilite Industries, Ltd.                                   7,401   63,951             0.0%
    Polaris Consulting & Services, Ltd.                        14,624   42,824             0.0%
    Power Finance Corp., Ltd.                                  36,896  134,707             0.0%
    Procter & Gamble Hygiene & Health Care, Ltd.                  289   26,889             0.0%
    PTC India Financial Services, Ltd.                         26,026   18,843             0.0%
    PTC India, Ltd.                                            41,503   41,129             0.0%
    PVR, Ltd.                                                   2,115   26,973             0.0%
    Rallis India, Ltd.                                          6,162   19,489             0.0%
    Ramco Cements, Ltd. (The)                                  11,819   66,521             0.0%
    Raymond, Ltd.                                               3,375   21,582             0.0%
    Redington India, Ltd.                                      26,277   47,246             0.0%
*   Reliance Communications, Ltd.                             139,851  159,589             0.0%
    Reliance Industries, Ltd.                                  37,505  542,496             0.1%
    Reliance Infrastructure, Ltd.                              15,060   90,994             0.0%
*   Reliance Power, Ltd.                                       81,909   62,925             0.0%
    Repco Home Finance, Ltd.                                    2,320   25,096             0.0%
    Rolta India, Ltd.                                          20,833   31,407             0.0%
    Rural Electrification Corp., Ltd.                          38,904  148,728             0.0%
    Sadbhav Engineering, Ltd.                                   8,327   40,455             0.0%
    Sanofi India, Ltd.                                            803   55,194             0.0%
*   Shipping Corp. of India, Ltd.                              33,640   40,345             0.0%
*   Shree Cement, Ltd.                                            484   90,450             0.0%
    Shriram City Union Finance, Ltd.                              312    8,751             0.0%
    Shriram Transport Finance Co., Ltd.                        15,028  217,116             0.0%
    Siemens, Ltd.                                               3,779   76,805             0.0%
    Sintex Industries, Ltd.                                    50,687   78,016             0.0%
    SKF India, Ltd.                                             1,125   21,858             0.0%
    Sobha, Ltd.                                                 8,675   43,202             0.0%
    South Indian Bank, Ltd. (The)                             130,103   40,841             0.0%
    SREI Infrastructure Finance, Ltd.                          35,327   24,216             0.0%
    SRF, Ltd.                                                   3,243   65,594             0.0%
    State Bank of Bikaner & Jaipur                              1,703   13,641             0.0%
    State Bank of India                                        48,940  177,011             0.0%
    Sterlite Technologies, Ltd.                                27,832   39,779             0.0%
    Strides Arcolab, Ltd.                                       2,205   43,406             0.0%
    Sun Pharmaceutical Industries, Ltd.                        20,755  281,705             0.1%
    Sun TV Network, Ltd.                                       10,900   65,933             0.0%
    Sundram Fasteners, Ltd.                                     7,498   19,077             0.0%
    Supreme Industries, Ltd.                                    4,157   40,036             0.0%
    Syndicate Bank                                             34,104   49,054             0.0%
    Tata Chemicals, Ltd.                                       13,903   86,804             0.0%
    Tata Communications, Ltd.                                   9,103   59,536             0.0%
    Tata Consultancy Services, Ltd.                             6,213  237,327             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
INDIA -- (Continued)
    Tata Elxsi, Ltd.                                                671 $    18,631             0.0%
    Tata Global Beverages, Ltd.                                  78,938     162,005             0.0%
*   Tata Motors, Ltd.                                            47,252     278,948             0.1%
*   Tata Motors, Ltd. Sponsored ADR                               2,004      59,258             0.0%
    Tata Power Co., Ltd.                                         74,921      78,603             0.0%
    Tata Steel, Ltd.                                             49,486     185,905             0.0%
    Tech Mahindra, Ltd.                                          30,938     254,363             0.1%
    Thermax, Ltd.                                                 1,932      25,147             0.0%
    Torrent Pharmaceuticals, Ltd.                                 3,293      77,035             0.0%
    Torrent Power, Ltd.                                          17,607      52,531             0.0%
    Tube Investments of India, Ltd.                               7,371      44,546             0.0%
*   TV18 Broadcast, Ltd.                                        116,727      57,184             0.0%
    TVS Motor Co., Ltd.                                          26,131     106,199             0.0%
    UCO Bank                                                     23,089      17,951             0.0%
    Ultratech Cement, Ltd.                                        1,288      57,265             0.0%
    Unichem Laboratories, Ltd.                                    9,296      39,848             0.0%
    Union Bank of India                                          33,847      80,499             0.0%
*   Unitech, Ltd.                                               180,960      20,961             0.0%
    United Breweries, Ltd.                                        1,689      24,255             0.0%
*   United Spirits, Ltd.                                          1,729      82,949             0.0%
    UPL, Ltd.                                                    41,445     290,208             0.1%
    V-Guard Industries, Ltd.                                        972      13,290             0.0%
    VA Tech Wabag, Ltd.                                           5,375      52,031             0.0%
    Vakrangee, Ltd.                                              14,670      29,189             0.0%
    Vardhman Textiles, Ltd.                                       4,494      50,070             0.0%
    Vedanta, Ltd.                                                51,635      78,200             0.0%
    Vedanta, Ltd. ADR                                             3,300      19,734             0.0%
    Videocon Industries, Ltd.                                    24,504      50,202             0.0%
    Vijaya Bank                                                  32,029      17,938             0.0%
    Voltas, Ltd.                                                 12,088      52,126             0.0%
    WABCO India, Ltd.                                               144      14,564             0.0%
    Welspun Corp., Ltd.                                           9,813      15,183             0.0%
    Welspun India, Ltd.                                           4,575      50,033             0.0%
*   Whirlpool of India, Ltd.                                      2,149      20,968             0.0%
    Wipro, Ltd.                                                  20,563     179,029             0.0%
    Wockhardt, Ltd.                                               3,818      87,456             0.0%
    Yes Bank, Ltd.                                               24,624     283,631             0.1%
    Zee Entertainment Enterprises, Ltd.                          46,659     290,866             0.1%
    Zensar Technologies, Ltd.                                     3,695      54,182             0.0%
                                                                        -----------             ---
TOTAL INDIA                                                              23,970,887             2.0%
                                                                        -----------             ---
INDONESIA -- (0.5%)
    Ace Hardware Indonesia Tbk PT                             1,006,800      49,013             0.0%
    Adaro Energy Tbk PT                                       2,479,000     107,163             0.0%
    Adhi Karya Persero Tbk PT                                   486,095      78,837             0.0%
*   Agung Podomoro Land Tbk PT                                1,187,400      23,888             0.0%
    AKR Corporindo Tbk PT                                        63,500      27,274             0.0%
    Alam Sutera Realty Tbk PT                                 2,067,100      58,431             0.0%
*   Aneka Tambang Persero Tbk PT                              1,600,546      44,030             0.0%
    Astra Agro Lestari Tbk PT                                    47,000      68,087             0.0%
    Astra International Tbk PT                                  304,200     130,769             0.0%
    Bank Bukopin Tbk                                            264,800      13,527             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                               SHARES   VALUE++  OF NET ASSETS**
                                                              --------- -------- ---------------
INDONESIA -- (Continued)
    Bank Central Asia Tbk PT                                    211,800 $198,971             0.0%
    Bank Danamon Indonesia Tbk PT                               388,100   78,027             0.0%
    Bank Mandiri Persero Tbk PT                                 333,500  211,062             0.0%
    Bank Negara Indonesia Persero Tbk PT                        405,600  140,213             0.0%
*   Bank Pan Indonesia Tbk PT                                   246,700   16,709             0.0%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT        584,800   32,269             0.0%
    Bank Rakyat Indonesia Persero Tbk PT                        512,200  392,015             0.1%
    Bank Tabungan Negara Persero Tbk PT                       1,284,600  110,846             0.0%
*   Bumi Resources Tbk PT                                     1,619,600    5,912             0.0%
    Bumi Serpong Damai Tbk PT                                 1,137,700  133,864             0.0%
    Charoen Pokphand Indonesia Tbk PT                           656,000  119,261             0.0%
    Ciputra Development Tbk PT                                1,337,481  105,540             0.0%
    Ciputra Property Tbk PT                                     698,758   23,677             0.0%
    Ciputra Surya Tbk PT                                         67,464   11,137             0.0%
*   Citra Marga Nusaphala Persada Tbk PT                         93,375   11,226             0.0%
    Eagle High Plantations Tbk PT                             2,066,000   35,395             0.0%
    Elnusa Tbk PT                                               496,100   12,431             0.0%
*   Energi Mega Persada Tbk PT                                4,468,500   16,290             0.0%
    Gajah Tunggal Tbk PT                                        151,400    6,507             0.0%
*   Garuda Indonesia Persero Tbk PT                             490,400   11,438             0.0%
    Global Mediacom Tbk PT                                    1,032,200   65,374             0.0%
    Gudang Garam Tbk PT                                          29,700   92,966             0.0%
*   Hanson International Tbk PT                               1,584,900   78,046             0.0%
*   Harum Energy Tbk PT                                          80,800    4,984             0.0%
    Holcim Indonesia Tbk PT                                      99,300    7,591             0.0%
    Indo Tambangraya Megah Tbk PT                                81,500   50,242             0.0%
    Indocement Tunggal Prakarsa Tbk PT                           73,800   96,524             0.0%
    Indofood CBP Sukses Makmur Tbk PT                            57,200   55,042             0.0%
    Indofood Sukses Makmur Tbk PT                               822,700  330,733             0.1%
*   Indosat Tbk PT                                               50,400   15,416             0.0%
    Intiland Development Tbk PT                               1,947,500   71,629             0.0%
*   Japfa Comfeed Indonesia Tbk PT                              607,300   19,470             0.0%
    Jasa Marga Persero Tbk PT                                   147,100   51,800             0.0%
    Kalbe Farma Tbk PT                                          445,600   46,407             0.0%
    Kawasan Industri Jababeka Tbk PT                          1,286,480   19,006             0.0%
*   Lippo Cikarang Tbk PT                                        87,500   50,980             0.0%
    Lippo Karawaci Tbk PT                                     2,548,300  221,166             0.1%
    Malindo Feedmill Tbk PT                                      61,700    5,018             0.0%
    Matahari Department Store Tbk PT                             14,600   17,578             0.0%
    Matahari Putra Prima Tbk PT                                  97,200   15,907             0.0%
    Mayora Indah Tbk PT                                          14,600   29,119             0.0%
    Medco Energi Internasional Tbk PT                           164,500   12,889             0.0%
    Media Nusantara Citra Tbk PT                                320,000   41,520             0.0%
*   Mitra Adiperkasa Tbk PT                                     106,100   26,693             0.0%
    MNC Investama Tbk PT                                      3,761,300   57,342             0.0%
    Modernland Realty Tbk PT                                  1,521,100   54,350             0.0%
    Multipolar Tbk PT                                         1,112,700   26,561             0.0%
*   Nusantara Infrastructure Tbk PT                           1,616,300   14,029             0.0%
    Pakuwon Jati Tbk PT                                       3,127,600   96,823             0.0%
    Pan Brothers Tbk PT                                         858,500   33,223             0.0%
*   Panin Financial Tbk PT                                    3,099,900   49,480             0.0%
    Pembangunan Perumahan Persero Tbk PT                        218,900   60,554             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
INDONESIA -- (Continued)
    Perusahaan Gas Negara Persero Tbk PT                        195,600 $   42,723             0.0%
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT       572,300     64,527             0.0%
    PT Dharma Satya Nusantara TBK                               534,500     24,179             0.0%
    Ramayana Lestari Sentosa Tbk PT                             579,100     26,614             0.0%
    Salim Ivomas Pratama Tbk PT                                 297,800     10,061             0.0%
*   Sekawan Intipratama Tbk PT                                  253,200      2,311             0.0%
    Semen Indonesia Persero Tbk PT                              365,700    260,083             0.1%
    Sentul City Tbk PT                                        4,119,800     22,184             0.0%
    Sri Rejeki Isman Tbk PT                                   1,610,100     44,465             0.0%
*   Sugih Energy Tbk PT                                       2,199,900     61,371             0.0%
    Summarecon Agung Tbk PT                                     747,100     75,618             0.0%
    Surya Citra Media Tbk PT                                    280,300     59,607             0.0%
    Surya Semesta Internusa Tbk PT                              504,900     23,678             0.0%
    Tambang Batubara Bukit Asam Persero Tbk PT                  132,500     70,386             0.0%
    Telekomunikasi Indonesia Persero Tbk PT                     288,300     56,561             0.0%
    Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR         3,000    119,280             0.0%
    Tiga Pilar Sejahtera Food Tbk                               264,900     30,611             0.0%
    Timah Persero Tbk PT                                        584,000     26,533             0.0%
    Tiphone Mobile Indonesia Tbk PT                             246,200     12,575             0.0%
    Total Bangun Persada Tbk PT                                 116,600      6,076             0.0%
*   Tower Bersama Infrastructure Tbk PT                          84,400     43,956             0.0%
    Unilever Indonesia Tbk PT                                    21,600     58,209             0.0%
    United Tractors Tbk PT                                      222,600    292,872             0.1%
    Vale Indonesia Tbk PT                                       288,100     46,850             0.0%
*   Visi Media Asia Tbk PT                                      972,200     20,540             0.0%
    Waskita Karya Persero Tbk PT                                100,723     11,919             0.0%
    Wijaya Karya Persero Tbk PT                                 300,100     64,206             0.0%
*   XL Axiata Tbk PT                                            480,500    108,770             0.0%
                                                                        ----------             ---
TOTAL INDONESIA                                                          5,779,036             0.5%
                                                                        ----------             ---
IRELAND -- (0.4%)
*   Bank of Ireland                                           1,668,701    620,461             0.1%
*   Bank of Ireland Sponsored ADR                                 2,145     31,744             0.0%
    C&C Group P.L.C.                                             32,900    131,003             0.0%
    CRH P.L.C.                                                    6,006    164,389             0.0%
    CRH P.L.C. Sponsored ADR                                     44,345  1,213,279             0.1%
    FBD Holdings P.L.C.                                           1,392     10,643             0.0%
    Glanbia P.L.C.                                               15,102    292,644             0.0%
    Irish Continental Group P.L.C.                               11,732     63,734             0.0%
    Kerry Group P.L.C. Class A                                    7,229    586,305             0.1%
    Kingspan Group P.L.C.                                        21,652    523,741             0.0%
    Paddy Power P.L.C.                                            3,946    456,620             0.0%
    Smurfit Kappa Group P.L.C.                                   33,323    948,340             0.1%
                                                                        ----------             ---
TOTAL IRELAND                                                            5,042,903             0.4%
                                                                        ----------             ---
ISRAEL -- (0.5%)
*   Africa Israel Investments, Ltd.                               8,961      6,613             0.0%
*   Airport City, Ltd.                                            7,098     69,127             0.0%
    Amot Investments, Ltd.                                       18,440     59,916             0.0%
    Azrieli Group                                                 2,950    115,613             0.0%
    Bank Hapoalim BM                                             48,163    250,706             0.0%
*   Bank Leumi Le-Israel BM                                      75,359    285,941             0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
ISRAEL -- (Continued)
    Bayside Land Corp.                                            103 $   31,736             0.0%
    Bezeq The Israeli Telecommunication Corp., Ltd.            94,872    203,309             0.0%
*   Cellcom Israel, Ltd.                                       12,209     90,844             0.0%
*   Clal Insurance Enterprises Holdings, Ltd.                   3,825     58,277             0.0%
    Delek Automotive Systems, Ltd.                              5,021     47,679             0.0%
    Delek Group, Ltd.                                             907    218,309             0.0%
    Delta-Galil Industries, Ltd.                                2,000     62,911             0.0%
    Elbit Systems, Ltd.                                         1,672    132,517             0.0%
*   Energix-Renewable Energies, Ltd.                                1          1             0.0%
*   EZchip Semiconductor, Ltd.                                  6,277    153,221             0.0%
    First International Bank Of Israel, Ltd.                    7,186     90,071             0.0%
    Formula Systems 1985, Ltd.                                  1,748     51,301             0.0%
    Frutarom Industries, Ltd.                                   2,673    115,428             0.0%
    Harel Insurance Investments & Financial Services, Ltd.     27,913    117,879             0.0%
    IDI Insurance Co., Ltd.                                       343     17,176             0.0%
    Israel Chemicals, Ltd.                                     21,265    117,909             0.0%
*   Israel Discount Bank, Ltd. Class A                        148,658    271,908             0.1%
    Ituran Location and Control, Ltd.                           1,615     33,151             0.0%
*   Jerusalem Oil Exploration                                   1,773     70,848             0.0%
    Matrix IT, Ltd.                                             2,587     15,901             0.0%
    Melisron, Ltd.                                              1,951     68,040             0.0%
    Menorah Mivtachim Holdings, Ltd.                            1,497     13,094             0.0%
    Migdal Insurance & Financial Holding, Ltd.                 68,404     62,292             0.0%
    Mizrahi Tefahot Bank, Ltd.                                 23,987    291,525             0.1%
    NICE-Systems, Ltd. Sponsored ADR                            1,052     65,035             0.0%
*   Nova Measuring Instruments, Ltd.                            4,257     44,403             0.0%
*   Oil Refineries, Ltd.                                      358,013    130,838             0.0%
    Osem Investments, Ltd.                                      3,789     73,345             0.0%
*   Partner Communications Co., Ltd.                           23,778    107,667             0.0%
    Paz Oil Co., Ltd.                                           1,173    174,744             0.0%
    Phoenix Holdings, Ltd. (The)                                3,719      9,745             0.0%
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.          792     37,315             0.0%
    Shikun & Binui, Ltd.                                       55,353    101,012             0.0%
*   Shufersal, Ltd.                                            18,483     52,774             0.0%
*   Strauss Group, Ltd.                                         1,894     27,132             0.0%
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR         38,696  2,290,416             0.2%
*   Tower Semiconductor, Ltd.                                   3,956     52,852             0.0%
                                                                      ----------             ---
TOTAL ISRAEL                                                           6,290,521             0.5%
                                                                      ----------             ---
ITALY -- (2.2%)
    A2A SpA                                                   154,007    210,963             0.0%
    ACEA SpA                                                    6,308     90,678             0.0%
    Amplifon SpA                                                8,820     68,585             0.0%
    Ansaldo STS SpA                                             5,128     54,560             0.0%
*   Arnoldo Mondadori Editore SpA                              29,283     35,690             0.0%
    Ascopiave SpA                                              12,848     30,222             0.0%
    Assicurazioni Generali SpA                                107,535  2,037,418             0.2%
    Astaldi SpA                                                10,255     82,605             0.0%
    Atlantia SpA                                               12,226    338,579             0.0%
*   Autogrill SpA                                              15,863    147,662             0.0%
    Azimut Holding SpA                                         12,656    304,415             0.0%
*   Banca Carige SpA                                           49,920     90,992             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
ITALY -- (Continued)
    Banca Generali SpA                                          6,192 $  190,712             0.0%
    Banca IFIS SpA                                              4,181    103,130             0.0%
*   Banca Monte dei Paschi di Siena SpA                        51,953     95,372             0.0%
    Banca Popolare dell'Emilia Romagna SC                     111,416    899,136             0.1%
*   Banca Popolare dell'Etruria e del Lazio SC                 17,542      4,217             0.0%
    Banca Popolare di Milano Scarl                            822,895    772,135             0.1%
    Banca Popolare di Sondrio SCARL                            80,453    366,976             0.0%
*   Banco Popolare SC                                          70,821  1,058,292             0.1%
    Biesse SpA                                                  1,262     20,667             0.0%
    Brembo SpA                                                  3,148    138,751             0.0%
    Brunello Cucinelli SpA                                      3,253     58,838             0.0%
    Buzzi Unicem SpA                                           10,666    180,470             0.0%
    Cementir Holding SpA                                       11,029     61,652             0.0%
*   CIR-Compagnie Industriali Riunite SpA                     100,957    111,492             0.0%
    CNH Industrial NV                                          55,739    377,313             0.1%
    Credito Emiliano SpA                                       11,588     82,799             0.0%
*   Credito Valtellinese SC                                   264,133    332,503             0.0%
*   d'Amico International Shipping SA                          45,205     34,712             0.0%
    Danieli & C Officine Meccaniche SpA                         3,567     76,170             0.0%
    Datalogic SpA                                               2,705     45,563             0.0%
    Davide Campari-Milano SpA                                  16,885    144,593             0.0%
    De'Longhi SpA                                               5,767    141,074             0.0%
    DiaSorin SpA                                                1,884     84,352             0.0%
    Ei Towers SpA                                               1,352     81,973             0.0%
    Enel Green Power SpA                                      294,449    622,513             0.1%
    Enel SpA                                                   92,687    427,411             0.1%
    Engineering SpA                                               921     56,264             0.0%
    Eni SpA                                                   166,877  2,725,143             0.3%
    Eni SpA Sponsored ADR                                       5,745    187,287             0.0%
    ERG SpA                                                     9,927    140,918             0.0%
    Esprinet SpA                                                5,365     48,336             0.0%
    Falck Renewables SpA                                       39,458     49,360             0.0%
*   Fiat Chrysler Automobiles NV                              102,192  1,505,608             0.1%
*   Finmeccanica SpA                                           36,847    481,690             0.1%
*   Geox SpA                                                    3,466     16,160             0.0%
*   Gruppo Editoriale L'Espresso SpA                           14,130     15,253             0.0%
    Hera SpA                                                   71,075    186,516             0.0%
    Industria Macchine Automatiche SpA                          2,516    129,906             0.0%
    Interpump Group SpA                                         8,665    127,496             0.0%
    Intesa Sanpaolo SpA                                       357,908  1,245,182             0.1%
    Iren SpA                                                   79,538    131,028             0.0%
    Italcementi SpA                                            14,743    163,731             0.0%
    Italmobiliare SpA                                           1,153     49,769             0.0%
    La Doria SpA                                                  935     12,607             0.0%
    Luxottica Group SpA                                         2,626    184,083             0.0%
    Luxottica Group SpA Sponsored ADR                             341     23,925             0.0%
*   Maire Tecnimont SpA                                        18,339     52,795             0.0%
    MARR SpA                                                    4,960    100,964             0.0%
    Mediaset SpA                                               80,275    407,444             0.1%
    Mediobanca SpA                                             65,420    657,914             0.1%
    Mediolanum SpA                                             20,184    164,440             0.0%
    Moncler SpA                                                11,889    191,234             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
ITALY -- (Continued)
    Parmalat SpA                                               24,247 $    63,065             0.0%
    Piaggio & C SpA                                            21,126      52,420             0.0%
    Prysmian SpA                                               20,047     432,921             0.1%
    Recordati SpA                                              10,740     266,947             0.0%
    Reply SpA                                                     615      78,349             0.0%
*   Safilo Group SpA                                           10,593     131,540             0.0%
*   Saipem SpA                                                 43,538     409,029             0.1%
    Salini Impregilo SpA                                       42,124     174,421             0.0%
    Salvatore Ferragamo SpA                                     5,708     154,925             0.0%
*   Saras SpA                                                  16,693      32,936             0.0%
    SAVE SpA                                                      741      10,811             0.0%
    Snam SpA                                                   55,878     289,168             0.0%
    Societa Cattolica di Assicurazioni SCRL                    32,912     256,870             0.0%
    Societa Iniziative Autostradali e Servizi SpA              13,648     156,666             0.0%
*   Sogefi SpA                                                 14,730      35,615             0.0%
*   Telecom Italia SpA                                        947,719   1,322,145             0.1%
*   Telecom Italia SpA Sponsored ADR                            8,643     120,138             0.0%
    Tenaris SA                                                 28,100     353,900             0.0%
    Tenaris SA ADR                                              1,289      32,573             0.0%
    Terna Rete Elettrica Nazionale SpA                         90,809     461,882             0.1%
    Tod's SpA                                                   1,099      92,044             0.0%
    UniCredit SpA                                             145,999     942,725             0.1%
    Unione di Banche Italiane SpA                             124,106     928,529             0.1%
    Unipol Gruppo Finanziario SpA                              88,162     410,657             0.1%
    UnipolSai SpA                                             130,882     315,548             0.0%
    Vittoria Assicurazioni SpA                                  1,833      20,273             0.0%
*   Yoox Net-A-Porter Group SpA                                 4,825     163,595             0.0%
                                                                      -----------             ---
TOTAL ITALY                                                            26,769,930             2.3%
                                                                      -----------             ---
JAPAN -- (17.1%)
    77 Bank, Ltd. (The)                                        67,000     370,494             0.1%
    ABC-Mart, Inc.                                              1,300      72,510             0.0%
    Accordia Golf Co., Ltd.                                    11,000      99,729             0.0%
    Achilles Corp.                                             36,000      44,477             0.0%
    ADEKA Corp.                                                15,400     226,316             0.0%
    Aderans Co., Ltd.                                           4,900      34,263             0.0%
    Advantest Corp.                                            23,000     183,473             0.0%
    Aeon Co., Ltd.                                             74,124   1,098,240             0.1%
    Aeon Delight Co., Ltd.                                      2,500      72,021             0.0%
    Aeon Fantasy Co., Ltd.                                      2,400      39,086             0.0%
    Aeon Hokkaido Corp.                                         8,100      36,511             0.0%
    Aeon Mall Co., Ltd.                                         7,500     125,458             0.0%
    Ahresty Corp.                                               5,200      34,929             0.0%
    Ai Holdings Corp.                                           2,600      63,281             0.0%
    Aica Kogyo Co., Ltd.                                        7,600     150,540             0.0%
    Aichi Bank, Ltd. (The)                                      2,000     111,284             0.0%
    Aichi Corp.                                                 6,000      38,060             0.0%
    Aichi Steel Corp.                                          24,000     104,251             0.0%
    Aida Engineering, Ltd.                                      7,200      68,616             0.0%
    Ain Pharmaciez, Inc.                                        2,600     123,081             0.0%
    Air Water, Inc.                                            28,000     458,157             0.1%
    Aisan Industry Co., Ltd.                                    6,400      64,010             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Aisin Seiki Co., Ltd.                                      31,100 $1,234,328             0.1%
    Ajinomoto Co., Inc.                                        11,000    245,014             0.0%
    Akebono Brake Industry Co., Ltd.                           24,300     71,149             0.0%
    Akita Bank, Ltd. (The)                                     33,000    108,240             0.0%
    Alconix Corp.                                               2,000     28,031             0.0%
    Alfresa Holdings Corp.                                     15,000    287,631             0.0%
    Alinco, Inc.                                                2,600     24,623             0.0%
    Alpen Co., Ltd.                                             4,000     65,478             0.0%
    Alpine Electronics, Inc.                                    8,900    116,862             0.0%
    Alps Electric Co., Ltd.                                     7,500    232,794             0.0%
    Amada Holdings Co., Ltd.                                   47,800    426,299             0.1%
    Amano Corp.                                                 9,100    118,197             0.0%
    Amiyaki Tei Co., Ltd.                                         600     21,331             0.0%
    Amuse, Inc.                                                 1,200     48,416             0.0%
    ANA Holdings, Inc.                                         45,000    134,379             0.0%
    Anest Iwata Corp.                                           4,400     31,080             0.0%
    Anritsu Corp.                                              18,500    120,478             0.0%
    AOKI Holdings, Inc.                                        10,400    126,766             0.0%
    Aomori Bank, Ltd. (The)                                    47,000    153,121             0.0%
    Aoyama Trading Co., Ltd.                                    7,500    273,250             0.0%
    Aozora Bank, Ltd.                                          40,000    146,202             0.0%
    Arakawa Chemical Industries, Ltd.                           3,500     34,797             0.0%
    Arata Corp.                                                 2,100     44,414             0.0%
    Arcland Sakamoto Co., Ltd.                                  3,700     80,994             0.0%
    Arcs Co., Ltd.                                              6,200    124,986             0.0%
    Ariake Japan Co., Ltd.                                        700     31,751             0.0%
    Arisawa Manufacturing Co., Ltd.                             6,900     42,640             0.0%
    Artnature, Inc.                                             4,300     41,346             0.0%
    As One Corp.                                                1,700     60,344             0.0%
    Asahi Co., Ltd.                                             1,400     13,751             0.0%
    Asahi Diamond Industrial Co., Ltd.                          8,500     89,689             0.0%
    Asahi Glass Co., Ltd.                                      79,000    452,314             0.1%
    Asahi Group Holdings, Ltd.                                  6,400    197,416             0.0%
    Asahi Holdings, Inc.                                        4,200     61,808             0.0%
    Asahi Intecc Co., Ltd.                                      4,200    162,236             0.0%
    Asahi Kasei Corp.                                         121,000    742,532             0.1%
    Asanuma Corp.                                              19,000     47,596             0.0%
    Asatsu-DK, Inc.                                             4,000     98,161             0.0%
    Ashikaga Holdings Co., Ltd.                                24,800    111,298             0.0%
*   Asia Growth Capital, Ltd.                                  28,600     36,404             0.0%
    Asia Pile Holdings Corp.                                    5,300     32,579             0.0%
    Asics Corp.                                                 2,900     80,100             0.0%
    ASKA Pharmaceutical Co., Ltd.                               3,700     44,350             0.0%
    ASKUL Corp.                                                 2,100     77,082             0.0%
    Astellas Pharma, Inc.                                      15,900    230,780             0.0%
    Ateam, Inc.                                                 1,500     22,989             0.0%
    Atom Corp.                                                  4,500     24,322             0.0%
    Autobacs Seven Co., Ltd.                                    5,200     91,185             0.0%
    Avex Group Holdings, Inc.                                   6,700     78,982             0.0%
    Awa Bank, Ltd. (The)                                       42,000    232,921             0.0%
    Axial Retailing, Inc.                                       4,100    152,530             0.0%
    Azbil Corp.                                                 8,700    219,494             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
JAPAN -- (Continued)
    Bandai Namco Holdings, Inc.                               17,600 $  432,612             0.1%
    Bando Chemical Industries, Ltd.                           12,000     50,384             0.0%
    Bank of Iwate, Ltd. (The)                                  3,200    142,095             0.0%
    Bank of Kyoto, Ltd. (The)                                 47,000    474,677             0.1%
    Bank of Nagoya, Ltd. (The)                                29,000    107,458             0.0%
    Bank of Okinawa, Ltd. (The)                                4,200    164,823             0.0%
    Bank of Saga, Ltd. (The)                                  24,000     54,444             0.0%
    Bank of the Ryukyus, Ltd.                                  3,300     47,117             0.0%
    Bank of Yokohama, Ltd. (The)                              63,000    393,190             0.1%
    Belc Co., Ltd.                                             1,900     70,896             0.0%
    Belluna Co., Ltd.                                          9,500     54,212             0.0%
    Benefit One, Inc.                                          2,700     47,264             0.0%
    Benesse Holdings, Inc.                                     9,500    254,688             0.0%
    Bic Camera, Inc.                                          16,400    133,432             0.0%
    BML, Inc.                                                  1,800     53,008             0.0%
    Bridgestone Corp.                                         39,700  1,455,834             0.1%
    Broadleaf Co., Ltd.                                        2,700     30,927             0.0%
    Brother Industries, Ltd.                                  40,700    520,205             0.1%
    Bunka Shutter Co., Ltd.                                   10,000     77,632             0.0%
    Calbee, Inc.                                               2,800    101,449             0.0%
    Calsonic Kansei Corp.                                     32,000    255,030             0.0%
    Can Do Co., Ltd.                                           1,200     15,756             0.0%
    Canon Electronics, Inc.                                    3,000     51,173             0.0%
    Canon Marketing Japan, Inc.                                7,500    114,020             0.0%
    Canon, Inc.                                               30,600    913,779             0.1%
    Canon, Inc. Sponsored ADR                                  1,500     44,670             0.0%
    Capcom Co., Ltd.                                           5,100    107,533             0.0%
    Casio Computer Co., Ltd.                                   6,200    116,804             0.0%
    Cawachi, Ltd.                                              4,300     74,417             0.0%
    Central Glass Co., Ltd.                                   33,000    162,888             0.0%
    Central Japan Railway Co.                                  1,800    328,344             0.1%
    Century Tokyo Leasing Corp.                                7,300    247,626             0.0%
    Chiba Bank, Ltd. (The)                                    39,000    284,506             0.0%
    Chiba Kogyo Bank, Ltd. (The)                              14,200     83,063             0.0%
    Chiyoda Co., Ltd.                                          3,100    102,773             0.0%
    Chiyoda Integre Co., Ltd.                                  2,500     60,361             0.0%
    Chori Co., Ltd.                                            2,100     29,597             0.0%
    Chubu Electric Power Co., Inc.                            16,200    249,204             0.0%
    Chubu Shiryo Co., Ltd.                                     4,900     42,064             0.0%
    Chuetsu Pulp & Paper Co., Ltd.                            17,000     30,230             0.0%
    Chugai Pharmaceutical Co., Ltd.                            1,900     61,161             0.0%
    Chugoku Bank, Ltd. (The)                                  24,300    344,484             0.1%
    Chugoku Electric Power Co., Inc. (The)                     9,600    145,070             0.0%
    Chugoku Marine Paints, Ltd.                               11,000     78,638             0.0%
    Chukyo Bank, Ltd. (The)                                    6,000     12,482             0.0%
    Citizen Holdings Co., Ltd.                                34,300    259,977             0.0%
    CKD Corp.                                                  9,000     81,834             0.0%
    Clarion Co., Ltd.                                         29,000     99,339             0.0%
    Cleanup Corp.                                              1,400      8,847             0.0%
    CMIC Holdings Co., Ltd.                                    1,000     12,466             0.0%
    Coca-Cola East Japan Co., Ltd.                             8,100    113,840             0.0%
    Coca-Cola West Co., Ltd.                                  14,200    287,158             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    Cocokara fine, Inc.                                          900 $ 35,580             0.0%
*   COLOPL, Inc.                                               6,300  102,918             0.0%
    Colowide Co., Ltd.                                         4,700   63,704             0.0%
    COMSYS Holdings Corp.                                     14,100  184,168             0.0%
    CONEXIO Corp.                                              3,400   34,288             0.0%
    COOKPAD, Inc.                                              1,800   34,251             0.0%
*   Cosmo Energy Holdings Co., Ltd.                           12,800  173,990             0.0%
    Cosmos Pharmaceutical Corp.                                  600   74,685             0.0%
    Create Restaurants Holdings, Inc.                          2,400   62,296             0.0%
    CREATE SD HOLDINGS Co., Ltd.                               1,000   58,880             0.0%
    Credit Saison Co., Ltd.                                   20,700  424,962             0.1%
    Cresco, Ltd.                                                 900   14,331             0.0%
    CROOZ, Inc.                                                1,200   26,269             0.0%
    CTI Engineering Co., Ltd.                                  2,500   24,729             0.0%
    CyberAgent, Inc.                                           3,500  143,754             0.0%
    Dai Nippon Printing Co., Ltd.                             31,000  320,604             0.1%
    Dai Nippon Toryo Co., Ltd.                                28,000   42,711             0.0%
    Dai-Ichi Kogyo Seiyaku Co., Ltd.                          14,000   43,961             0.0%
    Dai-ichi Life Insurance Co., Ltd. (The)                   24,200  418,643             0.1%
    Dai-ichi Seiko Co., Ltd.                                   2,600   34,518             0.0%
    Daibiru Corp.                                             12,100  102,907             0.0%
    Daicel Corp.                                              26,100  344,895             0.1%
    Daido Metal Co., Ltd.                                      5,000   46,839             0.0%
    Daido Steel Co., Ltd.                                     58,000  222,013             0.0%
    Daifuku Co., Ltd.                                          9,100  134,678             0.0%
    Daihatsu Motor Co., Ltd.                                  28,800  352,791             0.1%
    Daihen Corp.                                              17,000   84,534             0.0%
    Daiho Corp.                                               22,000   96,902             0.0%
    Daiichi Jitsugyo Co., Ltd.                                 8,000   34,132             0.0%
    Daiichi Sankyo Co., Ltd.                                  22,100  434,023             0.1%
    Daiichikosho Co., Ltd.                                     8,100  270,151             0.0%
    Daikin Industries, Ltd.                                    4,700  301,980             0.0%
    Daikoku Denki Co., Ltd.                                    1,900   24,520             0.0%
    Daikokutenbussan Co., Ltd.                                 1,300   44,658             0.0%
    Daikyo, Inc.                                              45,000   77,788             0.0%
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.   14,000   66,334             0.0%
    Daio Paper Corp.                                          17,000  167,714             0.0%
    Daisan Bank, Ltd. (The)                                   43,000   63,898             0.0%
    Daiseki Co., Ltd.                                          6,600  105,893             0.0%
    Daishi Bank, Ltd. (The)                                   58,000  262,098             0.0%
    Daito Pharmaceutical Co., Ltd.                             1,650   39,519             0.0%
    Daito Trust Construction Co., Ltd.                         2,700  292,265             0.0%
    Daiwa House Industry Co., Ltd.                            27,800  729,758             0.1%
    Daiwa Securities Group, Inc.                              95,000  649,569             0.1%
    Daiwabo Holdings Co., Ltd.                                37,000   72,864             0.0%
    DCM Holdings Co., Ltd.                                    17,800  117,918             0.0%
    Dena Co., Ltd.                                            13,000  208,576             0.0%
    Denka Co., Ltd.                                           76,000  352,679             0.1%
    Denso Corp.                                               14,900  694,678             0.1%
    Dentsu, Inc.                                               6,200  348,552             0.1%
    Denyo Co., Ltd.                                            2,400   38,921             0.0%
    Descente, Ltd.                                             4,900   62,727             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
JAPAN -- (Continued)
    DIC Corp.                                                 159,000 $430,391             0.1%
    Digital Garage, Inc.                                        3,700   57,646             0.0%
    Disco Corp.                                                 3,300  300,979             0.0%
    DMG Mori Co., Ltd.                                         13,400  190,705             0.0%
    Don Quijote Holdings Co., Ltd.                              4,500  165,304             0.0%
    Doshisha Co., Ltd.                                          2,700   49,713             0.0%
    Doutor Nichires Holdings Co., Ltd.                          6,400   93,198             0.0%
    Dowa Holdings Co., Ltd.                                    38,000  331,307             0.1%
    Dr Ci:Labo Co., Ltd.                                        3,400   61,273             0.0%
    DTS Corp.                                                   2,800   66,187             0.0%
    Duskin Co., Ltd.                                            1,500   25,744             0.0%
    Eagle Industry Co., Ltd.                                    4,000   80,435             0.0%
    Earth Chemical Co., Ltd.                                    1,500   59,241             0.0%
    East Japan Railway Co.                                      4,300  408,825             0.1%
    Ebara Corp.                                                75,000  324,940             0.1%
    EDION Corp.                                                13,500  101,267             0.0%
    Ehime Bank, Ltd. (The)                                     43,000   88,742             0.0%
    Eighteenth Bank, Ltd. (The)                                36,000  109,243             0.0%
    Eiken Chemical Co., Ltd.                                    3,600   63,067             0.0%
    Eisai Co., Ltd.                                             1,800  112,589             0.0%
    Eizo Corp.                                                  3,600   84,282             0.0%
    Elecom Co., Ltd.                                            3,400   41,236             0.0%
    Electric Power Development Co., Ltd.                        3,800  125,271             0.0%
    Elematec Corp.                                              1,500   36,760             0.0%
    en-japan, Inc.                                              1,600   42,669             0.0%
    Enplas Corp.                                                3,100  114,082             0.0%
    EPS Holdings, Inc.                                          9,200   90,130             0.0%
    Excel Co., Ltd.                                             2,600   33,506             0.0%
    Exedy Corp.                                                 6,000  137,989             0.0%
    Ezaki Glico Co., Ltd.                                       3,300  157,615             0.0%
    F@N Communications, Inc.                                    5,300   37,907             0.0%
    FamilyMart Co., Ltd.                                        2,900  118,543             0.0%
    Fancl Corp.                                                 2,200   30,830             0.0%
    FANUC Corp.                                                 2,500  441,104             0.1%
    Fast Retailing Co., Ltd.                                      900  328,754             0.1%
    FCC Co., Ltd.                                               5,800  102,572             0.0%
    Ferrotec Corp.                                              2,500   24,367             0.0%
    FIDEA Holdings Co., Ltd.                                   40,000   86,609             0.0%
    Fields Corp.                                                3,500   52,606             0.0%
    Financial Products Group Co., Ltd.                          6,700   52,652             0.0%
    FINDEX, Inc.                                                2,000   13,294             0.0%
    Foster Electric Co., Ltd.                                   5,800  142,309             0.0%
    FP Corp.                                                    4,500  184,076             0.0%
    France Bed Holdings Co., Ltd.                               5,200   40,837             0.0%
    Fudo Tetra Corp.                                           35,200   45,090             0.0%
    Fuji Co. Ltd/Ehime                                          2,200   44,934             0.0%
    Fuji Corp., Ltd.                                            7,100   40,130             0.0%
    Fuji Electric Co., Ltd.                                   100,000  446,155             0.1%
    Fuji Heavy Industries, Ltd.                                 9,400  363,532             0.1%
    Fuji Kyuko Co., Ltd.                                        8,000   76,129             0.0%
    Fuji Media Holdings, Inc.                                   7,500   89,219             0.0%
    Fuji Oil Co., Ltd.                                         10,800   33,681             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Fuji Oil Holdings, Inc.                                    11,000 $  155,111             0.0%
    Fuji Seal International, Inc.                               3,500    118,827             0.0%
    Fuji Soft, Inc.                                             4,700     89,806             0.0%
    Fujibo Holdings, Inc.                                      31,000     57,206             0.0%
    Fujicco Co., Ltd.                                           1,000     19,985             0.0%
    FUJIFILM Holdings Corp.                                    12,000    478,665             0.1%
    Fujikura, Ltd.                                             22,000    113,078             0.0%
    Fujimi, Inc.                                                3,500     52,638             0.0%
    Fujimori Kogyo Co., Ltd.                                    2,100     57,852             0.0%
*   Fujisash Co., Ltd.                                         23,300     22,224             0.0%
    Fujita Kanko, Inc.                                         10,000     38,492             0.0%
    Fujitec Co., Ltd.                                          11,500    124,091             0.0%
    Fujitsu Frontech, Ltd.                                      3,800     49,290             0.0%
    Fujitsu General, Ltd.                                      10,000    125,579             0.0%
    Fujitsu, Ltd.                                             216,000  1,020,949             0.1%
    Fukuda Corp.                                                6,000     59,954             0.0%
    Fukui Bank, Ltd. (The)                                     44,000     92,232             0.0%
    Fukuoka Financial Group, Inc.                              51,000    268,370             0.0%
    Fukushima Bank, Ltd. (The)                                 65,000     51,547             0.0%
    Fukushima Industries Corp.                                  3,500     75,994             0.0%
    Fukuyama Transporting Co., Ltd.                            27,000    146,628             0.0%
    Funai Soken Holdings, Inc.                                    900     13,807             0.0%
    Furukawa Battery Co., Ltd. (The)                            2,000     14,115             0.0%
    Furukawa Co., Ltd.                                         51,000    120,597             0.0%
    Furukawa Electric Co., Ltd.                               152,000    278,163             0.0%
    Furuno Electric Co., Ltd.                                   6,700     45,284             0.0%
    Futaba Industrial Co., Ltd.                                10,000     42,992             0.0%
    Future Architect, Inc.                                      8,600     46,877             0.0%
    Fuyo General Lease Co., Ltd.                                3,300    147,948             0.0%
    G-Tekt Corp.                                                4,900     60,528             0.0%
    GCA Savvian Corp.                                           3,200     37,572             0.0%
    Gecoss Corp.                                                4,900     42,241             0.0%
    Geo Holdings Corp.                                          6,700    100,257             0.0%
    Giken, Ltd.                                                 2,700     36,305             0.0%
    GLOBERIDE, Inc.                                               800     10,526             0.0%
    Glory, Ltd.                                                10,300    260,583             0.0%
    GMO internet, Inc.                                          8,700    123,219             0.0%
    GMO Payment Gateway, Inc.                                   1,800     70,893             0.0%
    Godo Steel, Ltd.                                           36,000     62,998             0.0%
    Goldcrest Co., Ltd.                                         4,500     84,197             0.0%
    Gree, Inc.                                                 27,600    139,805             0.0%
    GS Yuasa Corp.                                             61,000    231,906             0.0%
    Gulliver International Co., Ltd.                            5,700     57,424             0.0%
    GungHo Online Entertainment, Inc.                          29,600     96,402             0.0%
    Gunma Bank, Ltd. (The)                                     54,000    339,914             0.1%
    Gunze, Ltd.                                                44,000    139,754             0.0%
    Gurunavi, Inc.                                              2,100     38,302             0.0%
    H2O Retailing Corp.                                        11,100    215,624             0.0%
    Hachijuni Bank, Ltd. (The)                                 57,000    388,668             0.1%
    Hakuhodo DY Holdings, Inc.                                 11,200    117,677             0.0%
    Hamakyorex Co., Ltd.                                        3,200     64,613             0.0%
    Hamamatsu Photonics K.K.                                    4,300    109,460             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Hankyu Hanshin Holdings, Inc.                             112,000 $  729,582             0.1%
    Hanwa Co., Ltd.                                            38,000    157,142             0.0%
    Happinet Corp.                                              3,000     31,038             0.0%
    Harmonic Drive Systems, Inc.                                3,600     60,998             0.0%
    Haseko Corp.                                               21,300    216,561             0.0%
    Hazama Ando Corp.                                          29,000    170,982             0.0%
    Heiwa Corp.                                                 8,600    158,754             0.0%
    Heiwa Real Estate Co., Ltd.                                 7,600     91,564             0.0%
    Heiwado Co., Ltd.                                           4,200     94,223             0.0%
    HI-LEX Corp.                                                4,000    122,580             0.0%
    Hiday Hidaka Corp.                                          2,200     54,556             0.0%
    Higashi-Nippon Bank, Ltd. (The)                            37,000    124,994             0.0%
    Hikari Tsushin, Inc.                                        1,100     83,709             0.0%
    Hino Motors, Ltd.                                          17,200    196,821             0.0%
    Hioki EE Corp.                                              2,000     36,338             0.0%
    Hirose Electric Co., Ltd.                                   1,100    133,139             0.0%
    Hiroshima Bank, Ltd. (The)                                 76,000    422,071             0.1%
    HIS Co., Ltd.                                               4,300    144,550             0.0%
    Hisamitsu Pharmaceutical Co., Inc.                          2,400     93,024             0.0%
    Hitachi Capital Corp.                                      11,300    324,702             0.1%
    Hitachi Chemical Co., Ltd.                                 16,800    265,568             0.0%
    Hitachi Construction Machinery Co., Ltd.                   23,800    368,587             0.1%
    Hitachi High-Technologies Corp.                             9,700    260,863             0.0%
    Hitachi Koki Co., Ltd.                                     10,400     75,766             0.0%
    Hitachi Kokusai Electric, Inc.                             10,000    138,070             0.0%
    Hitachi Metals, Ltd.                                       28,200    319,389             0.1%
    Hitachi Transport System, Ltd.                              8,400    147,876             0.0%
    Hitachi Zosen Corp.                                        36,500    199,493             0.0%
    Hitachi, Ltd.                                             389,000  2,244,059             0.2%
    Hitachi, Ltd. ADR                                           2,000    115,540             0.0%
    Hochiki Corp.                                               4,800     47,738             0.0%
    Hogy Medical Co., Ltd.                                      2,100    100,807             0.0%
*   Hokkaido Electric Power Co., Inc.                          21,100    225,403             0.0%
    Hokkoku Bank, Ltd. (The)                                   52,000    193,192             0.0%
    Hokuetsu Bank, Ltd. (The)                                  46,000     95,952             0.0%
    Hokuetsu Industries Co., Ltd.                               6,000     42,077             0.0%
    Hokuetsu Kishu Paper Co., Ltd.                             30,000    209,044             0.0%
    Hokuhoku Financial Group, Inc.                            181,000    401,860             0.1%
    Hokuriku Electric Power Co.                                13,300    198,381             0.0%
    Hokuto Corp.                                                3,000     58,641             0.0%
    Honda Motor Co., Ltd.                                     104,700  3,463,522             0.3%
    Honda Motor Co., Ltd. Sponsored ADR                        10,600    351,178             0.1%
    Honeys Co., Ltd.                                            4,900     40,386             0.0%
    Horiba, Ltd.                                                5,800    228,221             0.0%
    Hoshizaki Electric Co., Ltd.                                1,700    122,924             0.0%
    Hosokawa Micron Corp.                                       6,000     29,848             0.0%
    House Foods Group, Inc.                                     5,400     93,299             0.0%
    Hoya Corp.                                                  6,300    259,981             0.0%
    Hulic Co., Ltd.                                             4,400     41,096             0.0%
    Hyakugo Bank, Ltd. (The)                                   45,000    230,189             0.0%
    Hyakujushi Bank, Ltd. (The)                                44,000    165,443             0.0%
    Ibiden Co., Ltd.                                           20,900    287,984             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
JAPAN -- (Continued)
    IBJ Leasing Co., Ltd.                                       5,000 $105,577             0.0%
    Ichibanya Co., Ltd.                                         1,200   53,249             0.0%
    Ichikoh Industries, Ltd.                                    4,000    6,885             0.0%
    ICHINEN HOLDINGS Co., Ltd.                                  4,900   42,240             0.0%
    Ichiyoshi Securities Co., Ltd.                              5,700   52,446             0.0%
    Idec Corp.                                                  3,600   30,133             0.0%
    Idemitsu Kosan Co., Ltd.                                   14,000  229,592             0.0%
    Ihara Chemical Industry Co., Ltd.                           3,400   41,467             0.0%
    IHI Corp.                                                 157,000  442,962             0.1%
    Iida Group Holdings Co., Ltd.                               7,300  136,823             0.0%
    Iino Kaiun Kaisha, Ltd.                                    17,400   78,680             0.0%
    Ikyu Corp.                                                  2,200   41,729             0.0%
    Imasen Electric Industrial                                  3,800   34,378             0.0%
    Inaba Denki Sangyo Co., Ltd.                                4,600  143,534             0.0%
    Inabata & Co., Ltd.                                         8,000   92,665             0.0%
    Ines Corp.                                                  1,800   16,118             0.0%
    Infocom Corp.                                               3,800   32,971             0.0%
    Information Services International-Dentsu, Ltd.             2,500   39,061             0.0%
    Internet Initiative Japan, Inc.                             4,100   76,729             0.0%
    Iriso Electronics Co., Ltd.                                 2,300  101,422             0.0%
    Iseki & Co., Ltd.                                          40,000   65,892             0.0%
    Isetan Mitsukoshi Holdings, Ltd.                           14,800  237,419             0.0%
*   Ishihara Sangyo Kaisha, Ltd.                               91,000   88,237             0.0%
    Isuzu Motors, Ltd.                                         70,000  817,566             0.1%
    IT Holdings Corp.                                          10,000  247,209             0.0%
    Ito En, Ltd.                                               11,100  231,862             0.0%
    ITOCHU Corp.                                               63,100  789,569             0.1%
    Itochu Enex Co., Ltd.                                      11,800   94,512             0.0%
    Itochu Techno-Solutions Corp.                               6,100  133,730             0.0%
    Itoham Foods, Inc.                                          8,000   40,869             0.0%
    Itoki Corp.                                                 7,300   53,369             0.0%
    IwaiCosmo Holdings, Inc.                                    4,100   45,604             0.0%
    Iwasaki Electric Co., Ltd.                                 17,000   34,598             0.0%
    Iwatani Corp.                                              37,000  204,844             0.0%
    Iyo Bank, Ltd. (The)                                       36,800  395,680             0.1%
    Izumi Co., Ltd.                                             3,500  129,843             0.0%
    J Front Retailing Co., Ltd.                                18,300  300,528             0.0%
    J Trust Co., Ltd.                                          18,900  152,330             0.0%
    J-Oil Mills, Inc.                                          24,000   69,387             0.0%
    Jaccs Co., Ltd.                                             3,000   12,554             0.0%
    Jamco Corp.                                                 1,800   75,505             0.0%
*   Janome Sewing Machine Co., Ltd.                             1,700   12,460             0.0%
    Japan Airport Terminal Co., Ltd.                            1,600   86,534             0.0%
    Japan Aviation Electronics Industry, Ltd.                  14,000  247,997             0.0%
*   Japan Communications, Inc.                                  4,700   11,581             0.0%
*   Japan Display, Inc.                                        47,100  147,971             0.0%
    Japan Drilling Co., Ltd.                                      900   19,591             0.0%
    Japan Exchange Group, Inc.                                 19,600  315,383             0.1%
    Japan Pulp & Paper Co., Ltd.                                4,000   11,043             0.0%
    Japan Radio Co., Ltd.                                      12,000   42,756             0.0%
    Japan Securities Finance Co., Ltd.                          5,300   28,565             0.0%
    Japan Steel Works, Ltd. (The)                              54,000  200,971             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
JAPAN -- (Continued)
    Japan Tobacco, Inc.                                        16,500 $571,094             0.1%
    Japan Wool Textile Co., Ltd. (The)                         13,000  105,815             0.0%
    JCU Corp.                                                   1,900   67,317             0.0%
    Jeol, Ltd.                                                 23,000  138,861             0.0%
    JFE Holdings, Inc.                                         40,300  633,537             0.1%
    JGC Corp.                                                  24,000  380,927             0.1%
    Jimoto Holdings, Inc.                                      39,700   68,143             0.0%
    Jin Co., Ltd.                                                 600   22,172             0.0%
    Joshin Denki Co., Ltd.                                      2,000   15,285             0.0%
    Joyo Bank, Ltd. (The)                                      77,000  399,947             0.1%
    JSP Corp.                                                     700   15,015             0.0%
    JSR Corp.                                                  24,400  385,356             0.1%
    JTEKT Corp.                                                26,300  453,329             0.1%
    Juki Corp.                                                  6,400   79,067             0.0%
    Juroku Bank, Ltd. (The)                                    67,000  298,881             0.0%
    Justsystems Corp.                                           6,400   50,758             0.0%
    JVC Kenwood Corp.                                           9,900   25,896             0.0%
    JX Holdings, Inc.                                         120,700  473,948             0.1%
    K&O Energy Group, Inc.                                        200    2,557             0.0%
    K's Holdings Corp.                                          5,800  204,686             0.0%
    kabu.com Securities Co., Ltd.                              12,200   40,144             0.0%
*   Kadokawa Dwango                                             2,000   25,745             0.0%
    Kaga Electronics Co., Ltd.                                  4,400   61,594             0.0%
    Kagome Co., Ltd.                                            1,500   25,491             0.0%
    Kajima Corp.                                               32,000  183,119             0.0%
    Kakaku.com, Inc.                                            9,000  167,897             0.0%
    Kaken Pharmaceutical Co., Ltd.                              1,500  103,672             0.0%
    Kameda Seika Co., Ltd.                                      1,100   42,698             0.0%
    Kamei Corp.                                                 5,500   54,723             0.0%
    Kamigumi Co., Ltd.                                         38,000  326,483             0.1%
    Kanamoto Co., Ltd.                                          5,700  115,179             0.0%
    Kandenko Co., Ltd.                                         23,000  162,524             0.0%
    Kaneka Corp.                                               40,000  354,690             0.1%
    Kanematsu Corp.                                            80,000  132,099             0.0%
*   Kansai Electric Power Co., Inc. (The)                      19,400  248,567             0.0%
    Kansai Paint Co., Ltd.                                      7,000  106,706             0.0%
    Kansai Urban Banking Corp.                                  7,800   89,464             0.0%
    Kanto Denka Kogyo Co., Ltd.                                 4,000   31,139             0.0%
    Kao Corp.                                                   7,700  395,313             0.1%
*   Kappa Create Co., Ltd.                                      1,100   10,871             0.0%
    Kasai Kogyo Co., Ltd.                                       5,800   72,085             0.0%
    Katakura Industries Co., Ltd.                               3,700   40,873             0.0%
    Kato Sangyo Co., Ltd.                                       3,500   85,183             0.0%
    Kato Works Co., Ltd.                                        8,000   34,322             0.0%
    KAWADA TECHNOLOGIES, Inc.                                   1,200   42,515             0.0%
    Kawai Musical Instruments Manufacturing Co., Ltd.           2,200   40,665             0.0%
    Kawasaki Heavy Industries, Ltd.                            86,000  345,186             0.1%
    Kawasaki Kisen Kaisha, Ltd.                               165,740  372,105             0.1%
    KDDI Corp.                                                 41,100  994,551             0.1%
    Keihan Electric Railway Co., Ltd.                          48,000  340,385             0.1%
    Keihanshin Building Co., Ltd.                              11,100   61,412             0.0%
    Keihin Corp.                                                7,700  125,604             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
JAPAN -- (Continued)
    Keikyu Corp.                                               16,000 $131,614             0.0%
    Keio Corp.                                                 17,000  138,359             0.0%
    Keisei Electric Railway Co., Ltd.                          18,000  221,811             0.0%
    Keiyo Bank, Ltd. (The)                                     50,000  251,215             0.0%
    Kenedix, Inc.                                              37,000  133,592             0.0%
    Kewpie Corp.                                                8,800  200,999             0.0%
    KEY Coffee, Inc.                                            2,900   46,504             0.0%
    Keyence Corp.                                                 500  260,304             0.0%
    Kikkoman Corp.                                              3,000   93,964             0.0%
    Kinden Corp.                                               20,400  265,045             0.0%
    Kintetsu Group Holdings Co., Ltd.                          57,000  220,367             0.0%
    Kintetsu World Express, Inc.                                5,800  108,981             0.0%
    Kinugawa Rubber Industrial Co., Ltd.                       11,000   61,359             0.0%
    Kirin Holdings Co., Ltd.                                   29,000  410,736             0.1%
    Kitagawa Iron Works Co., Ltd.                              32,000   82,877             0.0%
    Kito Corp.                                                  1,100    8,687             0.0%
    Kitz Corp.                                                 18,600   85,609             0.0%
    Kiyo Bank, Ltd. (The)                                      13,200  200,747             0.0%
*   KLab, Inc.                                                  4,200   42,502             0.0%
*   KNT-CT Holdings Co., Ltd.                                  33,000   77,177             0.0%
    Koa Corp.                                                   7,300   60,721             0.0%
    Kobayashi Pharmaceutical Co., Ltd.                          1,200   93,034             0.0%
    Kobe Bussan Co., Ltd.                                       2,400   92,441             0.0%
    Kobe Steel, Ltd.                                          439,000  554,357             0.1%
    Kohnan Shoji Co., Ltd.                                      2,200   32,091             0.0%
    Koito Manufacturing Co., Ltd.                               4,000  151,523             0.0%
    Kokuyo Co., Ltd.                                           15,700  175,159             0.0%
    Komatsu Wall Industry Co., Ltd.                             2,000   33,312             0.0%
    Komatsu, Ltd.                                              47,200  775,849             0.1%
    Komehyo Co., Ltd.                                           1,100   21,397             0.0%
    Komeri Co., Ltd.                                            6,600  141,105             0.0%
    Konami Holdings Corp.                                      10,500  238,579             0.0%
    Konica Minolta, Inc.                                       45,100  463,376             0.1%
    Konishi Co., Ltd.                                           2,800   51,465             0.0%
    Konoike Transport Co., Ltd.                                 4,700   58,231             0.0%
    Kose Corp.                                                  1,300  126,957             0.0%
    Kotobuki Spirits Co., Ltd.                                  1,300   45,352             0.0%
    KRS Corp.                                                   1,900   40,621             0.0%
    Kubota Corp.                                               18,000  279,026             0.0%
    Kubota Corp. Sponsored ADR                                  1,000   77,490             0.0%
    Kumagai Gumi Co., Ltd.                                     55,000  164,786             0.0%
    Kumiai Chemical Industry Co., Ltd.                          2,000   16,092             0.0%
    Kura Corp.                                                  2,600   78,575             0.0%
    Kurabo Industries, Ltd.                                    50,000   88,592             0.0%
    Kuraray Co., Ltd.                                          22,700  279,979             0.0%
    Kureha Corp.                                               31,000  118,367             0.0%
    Kurimoto, Ltd.                                             21,000   35,967             0.0%
    Kurita Water Industries, Ltd.                              14,800  334,196             0.1%
    Kuroda Electric Co., Ltd.                                   5,100  103,308             0.0%
    Kusuri No Aoki Co., Ltd.                                    1,500   71,442             0.0%
    KYB Corp.                                                  46,000  131,269             0.0%
    Kyocera Corp.                                               4,600  208,079             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Kyocera Corp. Sponsored ADR                                 1,500 $   67,845             0.0%
    Kyodo Printing Co., Ltd.                                    5,000     13,870             0.0%
    Kyoei Steel, Ltd.                                           4,600     76,067             0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.                            5,400     57,146             0.0%
    Kyokuto Securities Co., Ltd.                                4,400     56,712             0.0%
    Kyokuyo Co., Ltd.                                          13,000     28,159             0.0%
    KYORIN Holdings, Inc.                                       8,000    134,487             0.0%
    Kyoritsu Maintenance Co., Ltd.                                960     65,863             0.0%
    Kyowa Exeo Corp.                                           14,900    155,498             0.0%
    Kyowa Hakko Kirin Co., Ltd.                                 9,000    148,347             0.0%
    Kyudenko Corp.                                              7,000    144,289             0.0%
*   Kyushu Electric Power Co., Inc.                            12,100    146,032             0.0%
*   Kyushu Financial Group, Inc.                               61,299    471,414             0.1%
    LAC Co., Ltd.                                               2,900     35,109             0.0%
*   Laox Co., Ltd.                                             17,000     47,503             0.0%
    Lasertec Corp.                                              4,400     48,018             0.0%
    Lawson, Inc.                                                2,200    162,960             0.0%
*   Leopalace21 Corp.                                          36,400    193,936             0.0%
    Life Corp.                                                  2,600     65,087             0.0%
    Lintec Corp.                                                6,100    142,893             0.0%
    Lion Corp.                                                 17,000    163,885             0.0%
    LIXIL Group Corp.                                          16,200    346,843             0.1%
    M3, Inc.                                                    6,200    120,169             0.0%
    Mabuchi Motor Co., Ltd.                                     4,300    212,761             0.0%
*   Macnica Fuji Electronics Holdings, Inc.                     5,999     80,707             0.0%
    Maeda Corp.                                                25,000    181,539             0.0%
    Maeda Kosen Co., Ltd.                                       4,900     37,347             0.0%
    Maeda Road Construction Co., Ltd.                          10,000    181,775             0.0%
    Makino Milling Machine Co., Ltd.                           20,000    154,909             0.0%
    Makita Corp.                                                2,900    158,899             0.0%
    Makita Corp. Sponsored ADR                                    300     16,800             0.0%
    Mandom Corp.                                                2,000     79,365             0.0%
    Mani, Inc.                                                  1,800     32,805             0.0%
    Mars Engineering Corp.                                        700     11,925             0.0%
    Marubeni Corp.                                            135,300    781,767             0.1%
    Marudai Food Co., Ltd.                                     28,000    103,811             0.0%
    Maruha Nichiro Corp.                                        6,000     90,048             0.0%
    Marui Group Co., Ltd.                                      26,100    337,128             0.1%
    Marusan Securities Co., Ltd.                                7,700     74,690             0.0%
    Maruwa Co., Ltd/Aichi                                       2,000     44,495             0.0%
    Marvelous, Inc.                                             4,500     36,001             0.0%
    Matsuda Sangyo Co., Ltd.                                    1,700     19,931             0.0%
    Matsui Securities Co., Ltd.                                12,100    106,710             0.0%
    Matsumotokiyoshi Holdings Co., Ltd.                         3,400    145,575             0.0%
    Matsuya Co., Ltd.                                           1,500     18,197             0.0%
    Max Co., Ltd.                                               6,000     60,686             0.0%
    Mazda Motor Corp.                                          63,800  1,252,347             0.1%
    McDonald's Holdings Co. Japan, Ltd.                         2,800     66,224             0.0%
    Medipal Holdings Corp.                                     13,600    237,348             0.0%
    Megachips Corp.                                             4,800     48,544             0.0%
    Megmilk Snow Brand Co., Ltd.                                6,100    126,759             0.0%
    Meidensha Corp.                                            40,000    140,691             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    MEIJI Holdings Co., Ltd.                                    3,400 $  267,919             0.0%
    Meiko Network Japan Co., Ltd.                               7,300     86,667             0.0%
    Meisei Industrial Co., Ltd.                                10,200     47,854             0.0%
    Meitec Corp.                                                3,200    116,217             0.0%
    Melco Holdings, Inc.                                        1,000     17,295             0.0%
    Message Co., Ltd.                                           2,200     54,225             0.0%
    Michinoku Bank, Ltd. (The)                                 18,000     31,110             0.0%
    Micronics Japan Co., Ltd.                                   9,000     91,097             0.0%
    Mie Bank, Ltd. (The)                                       18,000     38,786             0.0%
    Milbon Co., Ltd.                                              900     33,593             0.0%
    Mimasu Semiconductor Industry Co., Ltd.                     3,900     36,723             0.0%
    Minato Bank, Ltd. (The)                                    39,000     65,928             0.0%
    Minebea Co., Ltd.                                          18,000    198,248             0.0%
    Ministop Co., Ltd.                                          2,600     48,037             0.0%
    Miraca Holdings, Inc.                                       8,100    360,492             0.1%
    Mirait Holdings Corp.                                      12,400    107,449             0.0%
    Miroku Jyoho Service Co., Ltd.                              4,600     32,980             0.0%
    Misawa Homes Co., Ltd.                                     10,300     61,976             0.0%
    MISUMI Group, Inc.                                         16,500    214,865             0.0%
    Mito Securities Co., Ltd.                                  14,300     46,707             0.0%
    Mitsuba Corp.                                               6,500    102,100             0.0%
    Mitsubishi Chemical Holdings Corp.                        219,800  1,369,696             0.1%
    Mitsubishi Corp.                                           37,300    678,136             0.1%
    Mitsubishi Electric Corp.                                  99,000  1,031,059             0.1%
    Mitsubishi Estate Co., Ltd.                                15,000    321,697             0.1%
    Mitsubishi Gas Chemical Co., Inc.                          57,000    317,797             0.1%
    Mitsubishi Heavy Industries, Ltd.                         193,000    973,003             0.1%
    Mitsubishi Kakoki Kaisha, Ltd.                             13,000     32,298             0.0%
    Mitsubishi Logistics Corp.                                 24,000    344,446             0.1%
    Mitsubishi Materials Corp.                                161,000    561,621             0.1%
    Mitsubishi Motors Corp.                                    77,400    685,556             0.1%
    Mitsubishi Nichiyu Forklift Co., Ltd.                       4,600     19,516             0.0%
*   Mitsubishi Paper Mills, Ltd.                               73,000     50,023             0.0%
    Mitsubishi Pencil Co., Ltd.                                 1,900     85,074             0.0%
    Mitsubishi Shokuhin Co., Ltd.                               2,700     68,678             0.0%
    Mitsubishi Steel Manufacturing Co., Ltd.                   39,000     74,821             0.0%
    Mitsubishi Tanabe Pharma Corp.                              6,900    116,674             0.0%
    Mitsubishi UFJ Financial Group, Inc.                      330,300  2,136,225             0.2%
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR         47,200    305,384             0.1%
    Mitsuboshi Belting, Ltd.                                   12,000     99,757             0.0%
    Mitsui & Co., Ltd.                                         38,300    485,755             0.1%
    Mitsui & Co., Ltd. Sponsored ADR                              400    100,908             0.0%
    Mitsui Chemicals, Inc.                                    166,000    627,671             0.1%
    Mitsui Engineering & Shipbuilding Co., Ltd.               156,000    240,165             0.0%
    Mitsui Fudosan Co., Ltd.                                    8,000    217,709             0.0%
    Mitsui High-Tec, Inc.                                       4,200     24,637             0.0%
    Mitsui Matsushima Co., Ltd.                                38,000     37,243             0.0%
    Mitsui Mining & Smelting Co., Ltd.                        125,000    240,283             0.0%
    Mitsui OSK Lines, Ltd.                                    156,000    416,584             0.1%
    Mitsui Sugar Co., Ltd.                                     16,000     64,350             0.0%
    Mitsui-Soko Holdings Co., Ltd.                             20,000     64,530             0.0%
    Mitsumi Electric Co., Ltd.                                 19,000    114,708             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
JAPAN -- (Continued)
    Miura Co., Ltd.                                               5,600 $   66,819             0.0%
    Miyaji Engineering Group, Inc.                               17,000     30,780             0.0%
    Miyazaki Bank, Ltd. (The)                                    38,000    132,804             0.0%
    Mizuho Financial Group, Inc.                              1,147,800  2,364,289             0.2%
    Mizuno Corp.                                                 20,000     98,182             0.0%
    Mochida Pharmaceutical Co., Ltd.                              1,700    100,378             0.0%
    Modec, Inc.                                                   4,200     57,844             0.0%
    Monex Group, Inc.                                            28,100     78,990             0.0%
    Monogatari Corp. (The)                                          300     12,754             0.0%
    MonotaRO Co., Ltd.                                            4,400    113,315             0.0%
    MORESCO Corp.                                                 1,600     20,777             0.0%
    Morinaga & Co., Ltd.                                         28,000    142,585             0.0%
    Morinaga Milk Industry Co., Ltd.                             35,000    158,838             0.0%
    Morita Holdings Corp.                                         5,000     53,354             0.0%
    MS&AD Insurance Group Holdings, Inc.                         11,800    347,871             0.1%
    MTI, Ltd.                                                     3,500     22,345             0.0%
    Murata Manufacturing Co., Ltd.                                3,200    455,525             0.1%
    Musashi Seimitsu Industry Co., Ltd.                           4,100     83,219             0.0%
    Musashino Bank, Ltd. (The)                                    6,600    251,099             0.0%
    Nabtesco Corp.                                               13,300    266,332             0.0%
    Nachi-Fujikoshi Corp.                                        31,000    139,166             0.0%
    Nagase & Co., Ltd.                                           18,800    233,149             0.0%
    Nagoya Railroad Co., Ltd.                                    61,000    252,100             0.0%
    Nakanishi, Inc.                                               2,100     71,602             0.0%
*   Nakayama Steel Works, Ltd.                                   36,000     24,017             0.0%
    Nankai Electric Railway Co., Ltd.                            40,000    204,570             0.0%
    Nanto Bank, Ltd. (The)                                       45,000    142,750             0.0%
    NEC Capital Solutions, Ltd.                                   2,400     34,621             0.0%
    NEC Corp.                                                   296,000    913,155             0.1%
    NEC Networks & System Integration Corp.                       3,900     73,054             0.0%
    NET One Systems Co., Ltd.                                    10,600     65,354             0.0%
    Neturen Co., Ltd.                                             7,400     52,916             0.0%
    Nexon Co., Ltd.                                               7,200     99,871             0.0%
    Next Co., Ltd.                                                7,800     57,898             0.0%
    NGK Insulators, Ltd.                                         11,000    238,148             0.0%
    NGK Spark Plug Co., Ltd.                                      6,600    161,073             0.0%
    NH Foods, Ltd.                                               11,000    229,444             0.0%
    NHK Spring Co., Ltd.                                         28,200    287,017             0.0%
    Nichi-iko Pharmaceutical Co., Ltd.                            5,300    147,098             0.0%
    Nichias Corp.                                                18,000    113,448             0.0%
    Nichiban Co., Ltd.                                            8,000     38,165             0.0%
    Nichicon Corp.                                               11,000     88,187             0.0%
    Nichiha Corp.                                                 6,800     91,704             0.0%
    Nichii Gakkan Co.                                             6,900     47,636             0.0%
    Nichirei Corp.                                               44,000    286,199             0.0%
    Nichireki Co., Ltd.                                           7,000     55,533             0.0%
    Nidec Corp.                                                   3,300    248,675             0.0%
    Nifco, Inc.                                                   7,700    296,829             0.0%
    Nihon Dempa Kogyo Co., Ltd.                                   5,400     37,817             0.0%
    Nihon House Holdings Co., Ltd.                               14,000     56,340             0.0%
    Nihon Kohden Corp.                                            8,300    161,582             0.0%
    Nihon M&A Center, Inc.                                        2,500    103,121             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Nihon Nohyaku Co., Ltd.                                     9,700 $   63,102             0.0%
    Nihon Parkerizing Co., Ltd.                                16,600    147,661             0.0%
    Nihon Unisys, Ltd.                                         11,300    124,152             0.0%
    Nihon Yamamura Glass Co., Ltd.                             27,000     40,760             0.0%
    Nikkiso Co., Ltd.                                          10,100     81,520             0.0%
    Nikkon Holdings Co., Ltd.                                  10,700    206,705             0.0%
    Nikon Corp.                                                17,200    222,507             0.0%
    Nippo Corp.                                                13,000    226,536             0.0%
    Nippon Beet Sugar Manufacturing Co., Ltd.                  24,000     37,510             0.0%
    Nippon Carbide Industries Co., Inc.                        20,000     30,935             0.0%
    Nippon Carbon Co., Ltd.                                    20,000     55,946             0.0%
    Nippon Chemi-Con Corp.                                     38,000     87,927             0.0%
    Nippon Chemiphar Co., Ltd.                                  9,000     44,000             0.0%
    Nippon Coke & Engineering Co., Ltd.                        28,100     23,440             0.0%
    Nippon Concrete Industries Co., Ltd.                       12,300     39,574             0.0%
    Nippon Denko Co., Ltd.                                     38,000     76,639             0.0%
    Nippon Densetsu Kogyo Co., Ltd.                             5,500    104,238             0.0%
    Nippon Electric Glass Co., Ltd.                            54,000    264,242             0.0%
    Nippon Express Co., Ltd.                                   57,000    293,646             0.0%
    Nippon Flour Mills Co., Ltd.                               23,000    142,944             0.0%
    Nippon Gas Co., Ltd.                                        3,400     85,988             0.0%
    Nippon Hume Corp.                                           3,100     19,662             0.0%
    Nippon Kanzai Co., Ltd.                                     2,200     33,872             0.0%
    Nippon Kayaku Co., Ltd.                                    22,000    229,521             0.0%
    Nippon Koei Co., Ltd.                                      22,000     88,546             0.0%
    Nippon Light Metal Holdings Co., Ltd.                      84,200    144,021             0.0%
    Nippon Paint Holdings Co., Ltd.                             5,600    118,283             0.0%
    Nippon Paper Industries Co., Ltd.                          17,600    326,211             0.1%
    Nippon Parking Development Co., Ltd.                       26,000     29,785             0.0%
    Nippon Pillar Packing Co., Ltd.                             4,700     39,422             0.0%
    Nippon Piston Ring Co., Ltd.                                  600      9,934             0.0%
    Nippon Road Co., Ltd. (The)                                14,000     76,066             0.0%
    Nippon Seiki Co., Ltd.                                      2,000     41,912             0.0%
*   Nippon Sharyo, Ltd.                                        27,000     64,699             0.0%
*   Nippon Sheet Glass Co., Ltd.                               87,000     74,679             0.0%
    Nippon Shinyaku Co., Ltd.                                   2,000     78,197             0.0%
    Nippon Shokubai Co., Ltd.                                   3,800    297,377             0.0%
    Nippon Signal Co., Ltd.                                     8,600     89,343             0.0%
    Nippon Soda Co., Ltd.                                      25,000    194,055             0.0%
    Nippon Steel & Sumikin Bussan Corp.                        40,000    139,091             0.0%
    Nippon Steel & Sumitomo Metal Corp.                        49,580  1,005,113             0.1%
    Nippon Suisan Kaisha, Ltd.                                 53,600    179,573             0.0%
    Nippon Synthetic Chemical Industry Co., Ltd. (The)         10,000     74,067             0.0%
    Nippon Telegraph & Telephone Corp.                          8,400    307,955             0.1%
    Nippon Telegraph & Telephone Corp. ADR                      1,800     66,114             0.0%
    Nippon Thompson Co., Ltd.                                  14,000     66,411             0.0%
    Nippon Valqua Industries, Ltd.                              8,000     19,727             0.0%
*   Nippon Yakin Kogyo Co., Ltd.                               27,300     37,721             0.0%
    Nippon Yusen K.K.                                         138,000    361,065             0.1%
    Nipro Corp.                                                21,300    238,781             0.0%
    Nishi-Nippon City Bank, Ltd. (The)                        130,000    379,879             0.1%
    Nishi-Nippon Railroad Co., Ltd.                            39,000    201,658             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Nishimatsu Construction Co., Ltd.                          58,000 $  230,252             0.0%
    Nishimatsuya Chain Co., Ltd.                                2,400     21,191             0.0%
    Nishio Rent All Co., Ltd.                                   3,900     90,768             0.0%
    Nissan Chemical Industries, Ltd.                            7,400    183,790             0.0%
    Nissan Motor Co., Ltd.                                    198,000  2,052,511             0.2%
    Nissan Shatai Co., Ltd.                                    10,800    124,542             0.0%
    Nissei ASB Machine Co., Ltd.                                2,600     53,113             0.0%
    Nissei Build Kogyo Co., Ltd.                               16,000     48,936             0.0%
    Nissei Plastic Industrial Co., Ltd.                         1,200     10,140             0.0%
    Nissha Printing Co., Ltd.                                   6,600    143,528             0.0%
    Nisshin Oillio Group, Ltd. (The)                           27,000    100,244             0.0%
    Nisshin Seifun Group, Inc.                                 23,600    360,713             0.1%
    Nisshin Steel Co., Ltd.                                    21,200    217,564             0.0%
    Nisshinbo Holdings, Inc.                                   26,000    353,096             0.1%
    Nissin Corp.                                               17,000     49,674             0.0%
    Nissin Electric Co., Ltd.                                   8,900     59,438             0.0%
    Nissin Foods Holdings Co., Ltd.                             2,300    106,325             0.0%
    Nissin Kogyo Co., Ltd.                                      7,000    107,667             0.0%
    Nitori Holdings Co., Ltd.                                   2,000    155,958             0.0%
    Nitta Corp.                                                 3,100     84,447             0.0%
    Nittetsu Mining Co., Ltd.                                  16,000     70,487             0.0%
    Nitto Boseki Co., Ltd.                                     18,000     54,215             0.0%
    Nitto Denko Corp.                                           5,300    339,859             0.1%
    Nitto Kogyo Corp.                                           5,300    102,284             0.0%
    Nitto Kohki Co., Ltd.                                       1,200     25,448             0.0%
    Nittoc Construction Co., Ltd.                              10,600     47,178             0.0%
    Nittoku Engineering Co., Ltd.                               1,100     10,069             0.0%
    Noevir Holdings Co., Ltd.                                   1,700     42,707             0.0%
    NOF Corp.                                                  22,000    157,253             0.0%
    Nohmi Bosai, Ltd.                                           3,900     48,336             0.0%
    Nojima Corp.                                                3,900     46,094             0.0%
    NOK Corp.                                                  15,800    371,295             0.1%
    Nomura Co., Ltd.                                            1,700     22,973             0.0%
    Nomura Holdings, Inc.                                     127,200    800,132             0.1%
    Nomura Holdings, Inc. Sponsored ADR                        10,300     64,787             0.0%
    Nomura Real Estate Holdings, Inc.                          16,600    354,724             0.1%
    Nomura Research Institute, Ltd.                             2,530    103,402             0.0%
    Noritake Co., Ltd/Nagoya Japan                             24,000     55,421             0.0%
    Noritz Corp.                                                7,800    121,920             0.0%
    North Pacific Bank, Ltd.                                   73,100    280,207             0.0%
    NS Solutions Corp.                                          2,300    112,254             0.0%
    NS United Kaiun Kaisha, Ltd.                               26,000     52,139             0.0%
    NSD Co., Ltd.                                               2,870     39,979             0.0%
    NSK, Ltd.                                                  50,500    597,262             0.1%
    NTN Corp.                                                  88,000    437,334             0.1%
    NTT Data Corp.                                              3,100    154,271             0.0%
    NTT DOCOMO, Inc.                                           61,000  1,188,005             0.1%
    NTT DOCOMO, Inc. Sponsored ADR                              1,100     21,593             0.0%
    NTT Urban Development Corp.                                 6,900     68,372             0.0%
    Nuflare Technology, Inc.                                    1,000     44,672             0.0%
    OAK Capital Corp.                                           8,800     17,732             0.0%
    Obara Group, Inc.                                           2,200     92,052             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Obayashi Corp.                                             27,000 $  236,792             0.0%
    Obayashi Road Corp.                                         7,000     49,363             0.0%
    Obic Co., Ltd.                                              1,700     89,721             0.0%
    Odakyu Electric Railway Co., Ltd.                          16,000    156,395             0.0%
    Odelic Co., Ltd.                                              500     13,507             0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)                            55,000    214,315             0.0%
    Ohsho Food Service Corp.                                    2,000     66,716             0.0%
    Oiles Corp.                                                 3,400     54,054             0.0%
    Oita Bank, Ltd. (The)                                      20,000     84,281             0.0%
    Oji Holdings Corp.                                         71,000    367,709             0.1%
    Okabe Co., Ltd.                                             7,100     56,545             0.0%
    Okamoto Industries, Inc.                                    3,000     27,187             0.0%
    Okamura Corp.                                               8,700     80,720             0.0%
    Okasan Securities Group, Inc.                              33,000    193,962             0.0%
    Oki Electric Industry Co., Ltd.                           158,000    266,679             0.0%
    Okinawa Cellular Telephone Co.                                400     11,169             0.0%
    Okinawa Electric Power Co., Inc. (The)                      2,350     57,688             0.0%
    OKK Corp.                                                  24,000     28,640             0.0%
    OKUMA Corp.                                                17,000    136,313             0.0%
    Okumura Corp.                                              33,000    174,650             0.0%
    Olympus Corp.                                               8,700    293,462             0.0%
    Omron Corp.                                                 9,100    301,327             0.0%
    Ono Pharmaceutical Co., Ltd.                                  500     68,497             0.0%
    Onoken Co., Ltd.                                            2,200     19,300             0.0%
    Onward Holdings Co., Ltd.                                  27,000    169,577             0.0%
    Open House Co., Ltd.                                        5,400     98,509             0.0%
    Optex Co., Ltd.                                             1,900     36,014             0.0%
    Oracle Corp. Japan                                          1,700     77,317             0.0%
    Organo Corp.                                                5,000     20,525             0.0%
*   Orient Corp.                                               21,200     42,386             0.0%
    Oriental Land Co., Ltd.                                     2,600    157,942             0.0%
    Osaka Gas Co., Ltd.                                        54,000    212,677             0.0%
    Osaka Soda Co., Ltd.                                       22,000     76,606             0.0%
    Osaka Steel Co., Ltd.                                       3,400     61,127             0.0%
    OSAKA Titanium Technologies Co., Ltd.                       2,800     76,147             0.0%
    Osaki Electric Co., Ltd.                                    8,000     40,959             0.0%
    OSG Corp.                                                  13,800    259,580             0.0%
    OSJB Holdings Corp.                                        20,800     39,605             0.0%
    Otsuka Corp.                                                3,400    164,355             0.0%
    Otsuka Holdings Co., Ltd.                                   9,100    302,852             0.1%
    Outsourcing, Inc.                                           2,200     40,003             0.0%
    Pacific Industrial Co., Ltd.                                9,300    104,088             0.0%
    Pacific Metals Co., Ltd.                                   39,000    104,370             0.0%
    Pack Corp. (The)                                              700     16,592             0.0%
    Pal Co., Ltd.                                               2,100     46,946             0.0%
    PALTAC Corp.                                                5,100    100,320             0.0%
    PanaHome Corp.                                             18,000    128,090             0.0%
    Panasonic Corp.                                           123,200  1,445,473             0.1%
    Panasonic Corp. Sponsored ADR                               5,200     60,892             0.0%
    Paramount Bed Holdings Co., Ltd.                            2,600     83,395             0.0%
    Parco Co., Ltd.                                             6,200     53,752             0.0%
    Park24 Co., Ltd.                                            5,900    123,656             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Pasona Group, Inc.                                          2,700 $   20,569             0.0%
    Penta-Ocean Construction Co., Ltd.                         54,400    247,041             0.0%
    Pigeon Corp.                                                6,500    182,123             0.0%
    Pilot Corp.                                                 3,700    156,659             0.0%
    Piolax, Inc.                                                1,300     68,782             0.0%
*   Pioneer Corp.                                              57,700    155,402             0.0%
    Plenus Co., Ltd.                                            3,300     51,031             0.0%
    Pocket Card Co., Ltd.                                       5,700     27,614             0.0%
    Point, Inc.                                                 2,900    163,254             0.0%
    Pola Orbis Holdings, Inc.                                   1,800    114,482             0.0%
    Press Kogyo Co., Ltd.                                      15,000     64,468             0.0%
    Pressance Corp.                                             1,600     64,002             0.0%
    Prestige International, Inc.                                4,500     43,988             0.0%
    Prima Meat Packers, Ltd.                                   27,000     75,424             0.0%
    Qol Co., Ltd.                                               2,400     28,383             0.0%
    Raito Kogyo Co., Ltd.                                       7,800     74,595             0.0%
    Rakuten, Inc.                                              17,700    245,201             0.0%
    Raysum Co., Ltd.                                            4,600     45,900             0.0%
    Relo Holdings, Inc.                                           900     96,772             0.0%
    Rengo Co., Ltd.                                            38,000    180,641             0.0%
    Resona Holdings, Inc.                                     231,700  1,226,000             0.1%
    Resorttrust, Inc.                                           4,800    123,364             0.0%
    Ricoh Co., Ltd.                                            63,400    683,319             0.1%
    Ricoh Leasing Co., Ltd.                                     3,400    102,999             0.0%
    Right On Co., Ltd.                                          5,000     47,597             0.0%
    Riken Corp.                                                18,000     67,736             0.0%
    Riken Technos Corp.                                         5,500     18,338             0.0%
    Riken Vitamin Co., Ltd.                                     1,300     42,294             0.0%
    Ringer Hut Co., Ltd.                                        1,900     38,752             0.0%
    Rinnai Corp.                                                  800     63,421             0.0%
    Riso Kagaku Corp.                                           3,400     61,671             0.0%
    Rock Field Co., Ltd.                                        1,700     41,480             0.0%
    Rohm Co., Ltd.                                              5,100    252,101             0.0%
    Rohto Pharmaceutical Co., Ltd.                              7,300    120,439             0.0%
    Roland DG Corp.                                             4,400    100,278             0.0%
    Round One Corp.                                            16,600     74,983             0.0%
    Royal Holdings Co., Ltd.                                    2,500     43,909             0.0%
    Ryobi, Ltd.                                                34,000    125,356             0.0%
    Ryoden Trading Co., Ltd.                                    7,000     45,792             0.0%
    Ryohin Keikaku Co., Ltd.                                      700    140,558             0.0%
    Ryosan Co., Ltd.                                            6,200    150,040             0.0%
    S Foods, Inc.                                               2,900     50,410             0.0%
    Sac's Bar Holdings, Inc.                                    1,000     15,868             0.0%
    Saibu Gas Co., Ltd.                                        37,000     83,149             0.0%
    Saizeriya Co., Ltd.                                         3,700     83,866             0.0%
    Sakai Chemical Industry Co., Ltd.                          21,000     62,111             0.0%
    Sakai Moving Service Co., Ltd.                              1,100     54,965             0.0%
    Sakata INX Corp.                                            7,400     67,497             0.0%
    Sakata Seed Corp.                                           4,300     91,028             0.0%
    SAMTY Co., Ltd.                                             4,800     48,818             0.0%
    San-A Co., Ltd.                                             2,200     93,424             0.0%
    San-Ai Oil Co., Ltd.                                       13,000     99,295             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
JAPAN -- (Continued)
    San-In Godo Bank, Ltd. (The)                               20,000 $184,828             0.0%
    Sanden Holdings Corp.                                      33,000  113,601             0.0%
    Sangetsu Co., Ltd.                                          9,300  148,362             0.0%
    Sanken Electric Co., Ltd.                                  26,000   90,365             0.0%
    Sanki Engineering Co., Ltd.                                 2,700   22,295             0.0%
    Sankyo Co., Ltd.                                            4,800  184,990             0.0%
    Sankyo Tateyama, Inc.                                       5,200   72,384             0.0%
    Sankyu, Inc.                                               48,000  270,395             0.0%
    Sanoh Industrial Co., Ltd.                                  4,100   25,973             0.0%
    Sanrio Co., Ltd.                                            3,100   82,355             0.0%
    Sanshin Electronics Co., Ltd.                               7,300   77,449             0.0%
    Santen Pharmaceutical Co., Ltd.                             6,000   81,435             0.0%
    Sanwa Holdings Corp.                                       40,300  325,976             0.1%
    Sanyo Chemical Industries, Ltd.                            16,000  118,344             0.0%
    Sanyo Denki Co., Ltd.                                       8,000   48,724             0.0%
    Sanyo Shokai, Ltd.                                         22,000   64,164             0.0%
    Sanyo Special Steel Co., Ltd.                              23,000   94,743             0.0%
    Sanyo Trading Co., Ltd.                                       800   10,627             0.0%
    Sapporo Holdings, Ltd.                                     61,000  251,403             0.0%
    Sato Holdings Corp.                                         3,300   71,741             0.0%
    Sato Restaurant Systems Co., Ltd.                           1,500   10,794             0.0%
    Sawada Holdings Co., Ltd.                                   3,800   38,061             0.0%
    Sawai Pharmaceutical Co., Ltd.                              4,400  281,677             0.0%
    Saxa Holdings, Inc.                                        17,000   34,758             0.0%
    SBI Holdings, Inc.                                         43,600  493,479             0.1%
    SBS Holdings, Inc.                                          4,700   43,380             0.0%
    SCREEN Holdings Co., Ltd.                                  31,000  183,158             0.0%
    SCSK Corp.                                                  2,800  107,352             0.0%
    Secom Co., Ltd.                                             3,700  246,809             0.0%
    Sega Sammy Holdings, Inc.                                  20,300  213,776             0.0%
    Seika Corp.                                                 5,000   11,361             0.0%
    Seikagaku Corp.                                             4,600   59,076             0.0%
    Seikitokyu Kogyo Co., Ltd.                                 10,000   49,005             0.0%
    Seiko Epson Corp.                                          32,000  488,805             0.1%
    Seiko Holdings Corp.                                       29,000  188,933             0.0%
    Seino Holdings Co., Ltd.                                   25,900  307,388             0.1%
    Seiren Co., Ltd.                                            9,600  112,953             0.0%
    Sekisui Chemical Co., Ltd.                                 40,000  471,960             0.1%
    Sekisui House, Ltd.                                        35,100  584,289             0.1%
    Sekisui Jushi Corp.                                         6,400   85,750             0.0%
    Sekisui Plastics Co., Ltd.                                 15,000   48,697             0.0%
    Senko Co., Ltd.                                            18,000  124,593             0.0%
    Senshu Ikeda Holdings, Inc.                                52,400  225,678             0.0%
    Senshukai Co., Ltd.                                         7,500   50,039             0.0%
    Septeni Holdings Co., Ltd.                                    800   14,815             0.0%
    Seria Co., Ltd.                                             1,500   63,784             0.0%
    Seven & I Holdings Co., Ltd.                                9,600  436,078             0.1%
    Seven Bank, Ltd.                                           16,200   73,816             0.0%
*   Sharp Corp.                                               158,000  173,180             0.0%
    Shibuya Kogyo Co., Ltd.                                     2,500   38,494             0.0%
    Shiga Bank, Ltd. (The)                                     44,000  235,174             0.0%
    Shikoku Bank, Ltd. (The)                                   43,000   93,449             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
JAPAN -- (Continued)
    Shikoku Chemicals Corp.                                     6,000 $ 59,070             0.0%
    Shikoku Electric Power Co., Inc.                           11,000  186,748             0.0%
    Shima Seiki Manufacturing, Ltd.                             5,300   79,123             0.0%
    Shimachu Co., Ltd.                                          5,600  122,319             0.0%
    Shimadzu Corp.                                             12,000  186,150             0.0%
    Shimamura Co., Ltd.                                         2,400  269,547             0.0%
    Shimano, Inc.                                               2,700  425,435             0.1%
    Shimizu Corp.                                              22,000  192,623             0.0%
    Shin-Etsu Chemical Co., Ltd.                               12,400  737,417             0.1%
    Shindengen Electric Manufacturing Co., Ltd.                16,000   58,433             0.0%
    Shinko Electric Industries Co., Ltd.                       14,600   88,672             0.0%
    Shinko Plantech Co., Ltd.                                   7,300   58,671             0.0%
    Shinko Shoji Co., Ltd.                                      5,100   56,834             0.0%
    Shinmaywa Industries, Ltd.                                  9,000   98,251             0.0%
    Shinnihon Corp.                                             8,500   40,273             0.0%
    Shinoken Group Co., Ltd.                                    2,700   39,794             0.0%
    Shinsei Bank, Ltd.                                        105,000  220,161             0.0%
    Shinwa Co., Ltd.                                            1,400   19,670             0.0%
    Shionogi & Co., Ltd.                                        5,800  237,896             0.0%
    Ship Healthcare Holdings, Inc.                              6,700  162,296             0.0%
    Shiseido Co., Ltd.                                         10,200  242,291             0.0%
    Shizuoka Bank, Ltd. (The)                                  30,000  300,953             0.0%
    Shizuoka Gas Co., Ltd.                                     12,700   85,368             0.0%
    Shochiku Co., Ltd.                                         11,000   97,167             0.0%
    Showa Corp.                                                 8,800   81,567             0.0%
    Showa Denko KK                                            280,000  352,653             0.1%
    Showa Sangyo Co., Ltd.                                     15,000   56,398             0.0%
    Showa Shell Sekiyu K.K.                                    15,500  136,810             0.0%
    Siix Corp.                                                  2,700   75,984             0.0%
    Sinfonia Technology Co., Ltd.                              17,000   29,355             0.0%
    Sinko Industries, Ltd.                                      2,300   24,401             0.0%
    Sintokogio, Ltd.                                            6,100   52,445             0.0%
    SKY Perfect JSAT Holdings, Inc.                            34,300  180,539             0.0%
    SMC Corp.                                                     600  154,345             0.0%
    SMK Corp.                                                  15,000   76,654             0.0%
    SMS Co., Ltd.                                               1,800   29,897             0.0%
    Sodick Co., Ltd.                                            8,500   62,695             0.0%
    SoftBank Group Corp.                                       15,000  840,419             0.1%
    Sogo Medical Co., Ltd.                                      2,100   77,829             0.0%
    Sohgo Security Services Co., Ltd.                           2,600  125,432             0.0%
    Sojitz Corp.                                              171,600  377,434             0.1%
    Sompo Japan Nipponkoa Holdings, Inc.                       10,400  326,542             0.1%
    Sony Corp.                                                 27,600  784,541             0.1%
*   Sony Corp. Sponsored ADR                                    9,300  264,120             0.0%
    Sony Financial Holdings, Inc.                               7,900  141,588             0.0%
    Sotetsu Holdings, Inc.                                     28,000  159,424             0.0%
    Sparx Group Co., Ltd.                                      14,500   38,941             0.0%
    Square Enix Holdings Co., Ltd.                              4,200  113,523             0.0%
    St Marc Holdings Co., Ltd.                                  3,600  107,016             0.0%
    Stanley Electric Co., Ltd.                                 24,800  473,694             0.1%
    Star Micronics Co., Ltd.                                    4,000   54,295             0.0%
    Start Today Co., Ltd.                                       5,000  167,418             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Starts Corp., Inc.                                          4,400 $   68,992             0.0%
    Starzen Co., Ltd.                                           1,100     28,497             0.0%
    Studio Alice Co., Ltd.                                      2,500     46,903             0.0%
    Sugi Holdings Co., Ltd.                                     2,500    121,482             0.0%
    Sumco Corp.                                                24,200    243,953             0.0%
    Sumida Corp.                                                5,900     39,388             0.0%
    Suminoe Textile Co., Ltd.                                   9,000     25,744             0.0%
    Sumitomo Bakelite Co., Ltd.                                43,000    176,407             0.0%
    Sumitomo Chemical Co., Ltd.                               175,000  1,002,435             0.1%
    Sumitomo Corp.                                             30,000    328,118             0.1%
    Sumitomo Dainippon Pharma Co., Ltd.                         6,200     68,622             0.0%
    Sumitomo Densetsu Co., Ltd.                                 2,900     38,022             0.0%
    Sumitomo Electric Industries, Ltd.                         61,300    836,619             0.1%
    Sumitomo Forestry Co., Ltd.                                23,600    282,270             0.0%
    Sumitomo Heavy Industries, Ltd.                            93,000    419,059             0.1%
    Sumitomo Metal Mining Co., Ltd.                            41,000    508,663             0.1%
    Sumitomo Mitsui Construction Co., Ltd.                    108,600    105,503             0.0%
    Sumitomo Mitsui Financial Group, Inc.                      42,800  1,707,448             0.2%
    Sumitomo Mitsui Trust Holdings, Inc.                      110,000    422,240             0.1%
    Sumitomo Osaka Cement Co., Ltd.                            70,000    269,747             0.0%
    Sumitomo Precision Products Co., Ltd.                       1,000      3,914             0.0%
    Sumitomo Real Estate Sales Co., Ltd.                        2,500     57,594             0.0%
    Sumitomo Realty & Development Co., Ltd.                     6,000    197,570             0.0%
    Sumitomo Riko Co., Ltd.                                     7,800     63,052             0.0%
    Sumitomo Rubber Industries, Ltd.                           31,200    464,052             0.1%
    Sumitomo Seika Chemicals Co., Ltd.                         12,000     83,666             0.0%
    Sumitomo Warehouse Co., Ltd. (The)                         28,000    148,548             0.0%
    Sun Corp.                                                   3,300     20,164             0.0%
    Sun Frontier Fudousan Co., Ltd.                             6,100     49,237             0.0%
    Sundrug Co., Ltd.                                           1,900    100,091             0.0%
    Suntory Beverage & Food, Ltd.                               3,500    141,532             0.0%
    Suruga Bank, Ltd.                                           5,500    108,279             0.0%
    Suzuken Co., Ltd.                                           9,170    350,972             0.1%
    Suzuki Motor Corp.                                         18,600    609,028             0.1%
*   SWCC Showa Holdings Co., Ltd.                              80,000     52,883             0.0%
    Sysmex Corp.                                                2,500    142,897             0.0%
    T Hasegawa Co., Ltd.                                          900     11,798             0.0%
    T RAD Co., Ltd.                                             5,000      8,295             0.0%
    T&D Holdings, Inc.                                         34,600    454,669             0.1%
    T-Gaia Corp.                                                4,000     60,986             0.0%
    Tabuchi Electric Co., Ltd.                                  2,900     19,848             0.0%
    Tachi-S Co., Ltd.                                           6,400     89,347             0.0%
    Tachibana Eletech Co., Ltd.                                 1,080     12,165             0.0%
    Tadano, Ltd.                                               22,000    262,800             0.0%
    Taiheiyo Cement Corp.                                     187,000    616,487             0.1%
    Taiho Kogyo Co., Ltd.                                       4,000     46,163             0.0%
    Taikisha, Ltd.                                              3,700     89,570             0.0%
    Taiko Pharmaceutical Co., Ltd.                                700     10,995             0.0%
    Taisei Corp.                                               53,000    344,421             0.1%
    Taiyo Holdings Co., Ltd.                                    1,100     37,806             0.0%
    Taiyo Nippon Sanso Corp.                                   10,400    107,199             0.0%
    Taiyo Yuden Co., Ltd.                                      17,500    246,419             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
JAPAN -- (Continued)
    Takaoka Toko Co., Ltd.                                      3,000 $ 35,442             0.0%
    Takara Holdings, Inc.                                      14,200  101,995             0.0%
    Takara Leben Co., Ltd.                                     18,800   97,739             0.0%
    Takara Standard Co., Ltd.                                  16,000  120,864             0.0%
    Takasago International Corp.                                1,700   44,859             0.0%
    Takasago Thermal Engineering Co., Ltd.                      6,900   99,057             0.0%
    Takashimaya Co., Ltd.                                      41,000  366,508             0.1%
*   Takata Corp.                                                8,300   94,072             0.0%
    Takeda Pharmaceutical Co., Ltd.                             8,600  419,957             0.1%
    Takeei Corp.                                                4,900   47,273             0.0%
    Takeuchi Manufacturing Co., Ltd.                            5,400  101,719             0.0%
    Takiron Co., Ltd.                                          15,000   64,189             0.0%
    Takuma Co., Ltd.                                           11,000   86,858             0.0%
    Tamron Co., Ltd.                                            4,200   83,882             0.0%
    Tamura Corp.                                               15,000   47,720             0.0%
    Tanseisha Co., Ltd.                                         2,550   18,792             0.0%
    TASAKI & Co., Ltd.                                            700   11,845             0.0%
    Tatsuta Electric Wire and Cable Co., Ltd.                  12,300   46,947             0.0%
    TDK Corp.                                                  10,000  636,964             0.1%
    TDK Corp. Sponsored ADR                                     1,200   77,580             0.0%
    Teijin, Ltd.                                              170,000  600,108             0.1%
    Tekken Corp.                                               15,000   41,776             0.0%
    Temp Holdings Co., Ltd.                                     9,300  138,847             0.0%
    Terumo Corp.                                                8,200  243,294             0.0%
    THK Co., Ltd.                                              17,500  329,658             0.1%
    Toa Corp.(6894434)                                          5,100   51,538             0.0%
    Toa Corp.(6894508)                                         44,000   99,836             0.0%
    TOA ROAD Corp.                                             15,000   59,052             0.0%
    Toagosei Co., Ltd.                                         25,700  215,166             0.0%
*   Tobishima Corp.                                            10,400   18,291             0.0%
    Tobu Railway Co., Ltd.                                     29,000  140,264             0.0%
    TOC Co., Ltd.                                               2,600   19,062             0.0%
    Tocalo Co., Ltd.                                            2,500   50,183             0.0%
    Tochigi Bank, Ltd. (The)                                    6,000   34,273             0.0%
    Toda Corp.                                                 51,000  277,428             0.0%
    Toda Kogyo Corp.                                           14,000   38,013             0.0%
    Toei Co., Ltd.                                             13,000  116,153             0.0%
    Toenec Corp.                                                6,000   46,442             0.0%
    Toho Bank, Ltd. (The)                                      40,000  147,319             0.0%
    Toho Co., Ltd.                                              2,800   72,865             0.0%
    Toho Gas Co., Ltd.                                         28,000  171,482             0.0%
    Toho Holdings Co., Ltd.                                     5,600  124,159             0.0%
    Toho Zinc Co., Ltd.                                        38,000  105,017             0.0%
    Tohoku Electric Power Co., Inc.                            11,600  162,869             0.0%
    Tokai Carbon Co., Ltd.                                     41,000  111,798             0.0%
    Tokai Corp.                                                 1,500   48,061             0.0%
    TOKAI Holdings Corp.                                       23,800  100,931             0.0%
    Tokai Rika Co., Ltd.                                        8,700  188,117             0.0%
    Tokai Tokyo Financial Holdings, Inc.                       34,600  210,507             0.0%
    Token Corp.                                                 1,300  103,150             0.0%
    Tokio Marine Holdings, Inc.                                14,500  558,709             0.1%
    Tokio Marine Holdings, Inc. ADR                             1,600   61,664             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Tokushu Tokai Paper Co., Ltd.                              20,000 $   66,567             0.0%
*   Tokuyama Corp.                                             20,000     40,334             0.0%
    Tokyo Dome Corp.                                           36,000    167,138             0.0%
*   Tokyo Electric Power Co., Inc.                             36,000    245,571             0.0%
    Tokyo Electron, Ltd.                                        4,500    269,905             0.0%
    Tokyo Energy & Systems, Inc.                                5,000     48,413             0.0%
    Tokyo Gas Co., Ltd.                                        28,000    138,568             0.0%
    Tokyo Keiki, Inc.                                          14,000     27,703             0.0%
*   Tokyo Rope Manufacturing Co., Ltd.                         28,000     43,307             0.0%
    Tokyo Seimitsu Co., Ltd.                                    7,300    161,171             0.0%
    Tokyo Steel Manufacturing Co., Ltd.                        14,900     99,430             0.0%
    Tokyo Tatemono Co., Ltd.                                   25,000    310,634             0.1%
    Tokyo Tekko Co., Ltd.                                       3,000     13,906             0.0%
    Tokyo TY Financial Group, Inc.                              1,700     53,249             0.0%
    Tokyotokeiba Co., Ltd.                                     23,000     54,020             0.0%
    Tokyu Construction Co., Ltd.                                3,000     22,863             0.0%
    Tokyu Corp.                                                26,000    210,827             0.0%
    Tokyu Fudosan Holdings Corp.                               27,100    190,490             0.0%
    TOMONY Holdings, Inc.                                      32,900    127,583             0.0%
    Tomy Co., Ltd.                                             11,500     57,939             0.0%
    Tonami Holdings Co., Ltd.                                   3,000      9,790             0.0%
    TonenGeneral Sekiyu K.K.                                    9,000     93,507             0.0%
    Topcon Corp.                                                6,500     93,909             0.0%
    Toppan Forms Co., Ltd.                                      8,100    104,350             0.0%
    Toppan Printing Co., Ltd.                                  31,000    277,991             0.0%
    Topre Corp.                                                 7,100    154,239             0.0%
    Topy Industries, Ltd.                                      52,000    116,998             0.0%
    Toray Industries, Inc.                                     64,000    558,349             0.1%
    Toridoll.corp                                               3,200     40,481             0.0%
    Torii Pharmaceutical Co., Ltd.                              2,800     67,568             0.0%
    Torishima Pump Manufacturing Co., Ltd.                      5,200     40,342             0.0%
    Tosei Corp.                                                 7,300     45,198             0.0%
*   Toshiba Corp.                                             425,000  1,198,949             0.1%
    Toshiba Machine Co., Ltd.                                  27,000     92,976             0.0%
    Toshiba Plant Systems & Services Corp.                      7,400     79,265             0.0%
    Toshiba TEC Corp.                                          32,000    115,931             0.0%
    Tosho Co., Ltd.                                               400     10,557             0.0%
    Tosoh Corp.                                               103,000    523,111             0.1%
    Totetsu Kogyo Co., Ltd.                                     4,200     90,815             0.0%
    TOTO, Ltd.                                                  5,499    186,446             0.0%
    Towa Bank, Ltd. (The)                                     102,000     89,248             0.0%
    Towa Corp.                                                  4,500     24,152             0.0%
    Towa Pharmaceutical Co., Ltd.                               1,600    108,807             0.0%
    Toyo Construction Co., Ltd.                                15,300     70,314             0.0%
    Toyo Denki Seizo - Toyo Electric Manufacturing Co., Ltd.    6,000     21,862             0.0%
    Toyo Engineering Corp.                                     20,000     50,294             0.0%
    Toyo Ink SC Holdings Co., Ltd.                             41,000    169,054             0.0%
    Toyo Kanetsu K.K.                                          21,000     33,946             0.0%
    Toyo Kohan Co., Ltd.                                        9,700     31,304             0.0%
    Toyo Securities Co., Ltd.                                  18,000     58,093             0.0%
    Toyo Seikan Group Holdings, Ltd.                           23,000    444,435             0.1%
    Toyo Suisan Kaisha, Ltd.                                    5,400    198,978             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Toyo Tanso Co., Ltd.                                        3,800 $   54,717             0.0%
    Toyo Tire & Rubber Co., Ltd.                               13,100    275,660             0.0%
    Toyo Wharf & Warehouse Co., Ltd.                            8,000     12,589             0.0%
    Toyobo Co., Ltd.                                          149,000    218,411             0.0%
    Toyoda Gosei Co., Ltd.                                     14,800    339,246             0.1%
    Toyota Boshoku Corp.                                       12,000    256,402             0.0%
    Toyota Motor Corp.                                        119,100  7,296,594             0.6%
    Toyota Motor Corp. Sponsored ADR                           10,100  1,238,462             0.1%
    Toyota Tsusho Corp.                                        28,100    643,548             0.1%
    TPR Co., Ltd.                                               4,300    105,112             0.0%
    Trancom Co., Ltd.                                             500     24,099             0.0%
    Transcosmos, Inc.                                           3,300     92,140             0.0%
    Trend Micro, Inc.                                           3,800    148,091             0.0%
    Trusco Nakayama Corp.                                       3,300    115,702             0.0%
    TS Tech Co., Ltd.                                           8,700    238,602             0.0%
    TSI Holdings Co., Ltd.                                      3,900     27,349             0.0%
    Tsubakimoto Chain Co.                                      23,000    168,527             0.0%
    Tsugami Corp.                                              19,000     93,016             0.0%
    Tsukishima Kikai Co., Ltd.                                  1,500     14,303             0.0%
    Tsukuba Bank, Ltd.                                         14,900     52,410             0.0%
    Tsukui Corp.                                                5,100     54,772             0.0%
    Tsumura & Co.                                               8,100    195,178             0.0%
    Tsuruha Holdings, Inc.                                      1,700    134,681             0.0%
    Tsurumi Manufacturing Co., Ltd.                             3,100     56,623             0.0%
    Tv Tokyo Holdings Corp.                                     2,400     42,573             0.0%
    Tyo, Inc.                                                  18,000     30,498             0.0%
    U-Shin, Ltd.                                                6,000     37,324             0.0%
    UACJ Corp.                                                 59,000    114,576             0.0%
    Ube Industries, Ltd.                                      222,000    466,147             0.1%
    UKC Holdings Corp.                                          2,600     52,096             0.0%
    Ulvac, Inc.                                                 8,400    149,392             0.0%
    Unicharm Corp.                                             12,900    275,496             0.0%
    Union Tool Co.                                                500     12,342             0.0%
    Unipres Corp.                                               7,800    177,267             0.0%
    United Arrows, Ltd.                                         2,200     94,778             0.0%
    United Super Markets Holdings, Inc.                         2,200     19,173             0.0%
*   Unitika, Ltd.                                             137,000     68,874             0.0%
    Universal Entertainment Corp.                               5,400     97,978             0.0%
    Unizo Holdings Co., Ltd.                                    2,500    106,128             0.0%
    UNY Group Holdings Co., Ltd.                               29,600    163,648             0.0%
*   Usen Corp.                                                 10,900     29,021             0.0%
    Ushio, Inc.                                                24,300    334,752             0.1%
    USS Co., Ltd.                                              10,000    176,539             0.0%
    Valor Holdings Co., Ltd.                                    5,500    128,262             0.0%
    Vital KSK Holdings, Inc.                                    1,700     12,361             0.0%
    VT Holdings Co., Ltd.                                      14,000     86,576             0.0%
    Wacoal Holdings Corp.                                      23,000    288,615             0.0%
    Wacom Co., Ltd.                                            36,800    137,744             0.0%
    Wakachiku Construction Co., Ltd.                           38,000     48,138             0.0%
    Wakita & Co., Ltd.                                          8,800     69,258             0.0%
    Warabeya Nichiyo Co., Ltd.                                  2,600     50,756             0.0%
*   WATAMI Co., Ltd.                                            1,500     10,529             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES    VALUE++    OF NET ASSETS**
                                                              ------- ------------ ---------------
JAPAN -- (Continued)
    Welcia Holdings Co., Ltd.                                   1,200 $     59,142             0.0%
    West Holdings Corp.                                         4,600       26,983             0.0%
    West Japan Railway Co.                                      2,900      203,745             0.0%
    Wowow, Inc.                                                 2,200       60,194             0.0%
    Xebio Holdings Co., Ltd.                                    4,400       78,725             0.0%
    Yahagi Construction Co., Ltd.                               7,200       61,933             0.0%
    Yahoo Japan Corp.                                          33,300      141,229             0.0%
    Yakult Honsha Co., Ltd.                                     1,200       63,530             0.0%
    YAMABIKO Corp.                                              4,800       44,173             0.0%
    Yamada Denki Co., Ltd.                                     94,100      423,322             0.1%
    Yamagata Bank, Ltd. (The)                                  27,000      104,940             0.0%
    Yamaguchi Financial Group, Inc.                            29,000      356,688             0.1%
    Yamaha Corp.                                               13,200      327,608             0.1%
    Yamaha Motor Co., Ltd.                                     26,300      589,711             0.1%
    Yamaichi Electronics Co., Ltd.                              6,900       61,095             0.0%
    Yamanashi Chuo Bank, Ltd. (The)                            29,000      135,934             0.0%
    Yamatane Corp.                                             26,000       39,616             0.0%
    Yamato Holdings Co., Ltd.                                   9,400      185,032             0.0%
    Yamato Kogyo Co., Ltd.                                      7,900      210,433             0.0%
    Yamazaki Baking Co., Ltd.                                  16,000      308,137             0.1%
    Yamazen Corp.                                              10,400       92,875             0.0%
    Yaoko Co., Ltd.                                             2,200       88,611             0.0%
    Yaskawa Electric Corp.                                     27,200      322,644             0.1%
    Yellow Hat, Ltd.                                            3,000       66,000             0.0%
    Yokogawa Bridge Holdings Corp.                              8,500       78,794             0.0%
    Yokogawa Electric Corp.                                    29,900      333,992             0.1%
    Yokohama Reito Co., Ltd.                                    9,700       77,361             0.0%
    Yokohama Rubber Co., Ltd. (The)                            17,700      340,258             0.1%
    Yomiuri Land Co., Ltd.                                      3,000       10,340             0.0%
    Yondoshi Holdings, Inc.                                     2,200       46,575             0.0%
    Yorozu Corp.                                                3,900       83,348             0.0%
    Yoshinoya Holdings Co., Ltd.                                7,700       94,870             0.0%
    Yuasa Trading Co., Ltd.                                     2,400       55,944             0.0%
    Yumeshin Holdings Co., Ltd.                                 6,500       37,599             0.0%
    Yurtec Corp.                                               10,000       95,949             0.0%
    Yusen Logistics Co., Ltd.                                   4,100       47,835             0.0%
    Zenrin Co., Ltd.                                            2,600       37,869             0.0%
    Zensho Holdings Co., Ltd.                                  12,700      119,662             0.0%
    Zeon Corp.                                                 26,000      212,206             0.0%
    ZERIA Pharmaceutical Co., Ltd.                              3,800       56,602             0.0%
    Zojirushi Corp.                                             5,000       71,203             0.0%
    Zuiko Corp.                                                   700       26,357             0.0%
                                                                      ------------            ----
TOTAL JAPAN                                                            211,138,919            18.0%
                                                                      ------------            ----
MALAYSIA -- (0.6%)
    Aeon Co. M Bhd                                             76,000       50,099             0.0%
    AirAsia BHD                                               183,600       63,052             0.0%
    Alliance Financial Group Bhd                              111,400       92,718             0.0%
    AMMB Holdings Bhd                                         243,000      269,351             0.1%
    Astro Malaysia Holdings Bhd                               100,900       67,086             0.0%
    Axiata Group Bhd                                           51,888       74,347             0.0%
    Berjaya Auto Bhd                                           29,600       14,477             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
MALAYSIA -- (Continued)
    Berjaya Corp. Bhd                                         349,000 $ 33,639             0.0%
    Berjaya Sports Toto Bhd                                    71,406   53,146             0.0%
    BIMB Holdings Bhd                                          56,100   53,550             0.0%
    British American Tobacco Malaysia Bhd                       4,500   64,672             0.0%
*   Bumi Armada Bhd                                           419,200   94,474             0.0%
    Bursa Malaysia Bhd                                         27,500   54,270             0.0%
    Cahya Mata Sarawak Bhd                                     62,900   77,551             0.0%
    Carlsberg Brewery Malaysia Bhd Class B                     11,400   32,941             0.0%
    CIMB Group Holdings Bhd                                   209,600  224,547             0.1%
    Coastal Contracts Bhd                                      22,700   10,765             0.0%
    Dayang Enterprise Holdings Bhd                             39,800   15,731             0.0%
    Dialog Group Bhd                                          151,100   56,128             0.0%
    DiGi.Com Bhd                                               77,600   94,941             0.0%
    DRB-Hicom Bhd                                             200,400   62,459             0.0%
    Eastern & Oriental Bhd                                    114,750   42,426             0.0%
*   Evergreen Fibreboard Bhd                                   52,300   26,870             0.0%
    Felda Global Ventures Holdings Bhd                        199,100   82,293             0.0%
    Gamuda Bhd                                                127,700  133,714             0.0%
    Genting Bhd                                               127,700  220,127             0.0%
    Genting Malaysia Bhd                                      106,800  106,804             0.0%
    Genting Plantations Bhd                                    26,100   65,025             0.0%
    Globetronics Technology Bhd                                18,100   26,186             0.0%
    Guinness Anchor Bhd                                         5,800   19,287             0.0%
    HAP Seng Consolidated Bhd                                  63,700   89,612             0.0%
    Hartalega Holdings Bhd                                     24,200   29,346             0.0%
    Hong Leong Bank Bhd                                        30,500   99,029             0.0%
    Hong Leong Financial Group Bhd                             34,200  112,417             0.0%
    IHH Healthcare Bhd                                         17,400   25,569             0.0%
    IJM Corp. Bhd                                             440,900  340,464             0.1%
    Inari Amertron Bhd                                         30,700   25,448             0.0%
    IOI Corp. Bhd                                              93,400   92,473             0.0%
    Karex Bhd                                                  32,300   26,316             0.0%
*   KNM Group Bhd                                             193,920   23,832             0.0%
    Kossan Rubber Industries                                   19,500   36,979             0.0%
    KPJ Healthcare Bhd                                         47,200   46,901             0.0%
    KSL Holdings BHD                                           98,419   35,941             0.0%
    Kuala Lumpur Kepong Bhd                                    10,200   54,039             0.0%
    Kulim Malaysia BHD                                         54,900   42,487             0.0%
    Lafarge Malaysia Bhd                                       20,700   43,843             0.0%
    Magnum Bhd                                                 71,600   44,798             0.0%
    Mah Sing Group Bhd                                        212,375   65,166             0.0%
    Malayan Banking Bhd                                       122,043  233,966             0.1%
    Malaysia Airports Holdings Bhd                             73,400   90,357             0.0%
    Malaysia Building Society Bhd                              31,400   11,823             0.0%
*   Malaysia Marine and Heavy Engineering Holdings Bhd         61,800   15,793             0.0%
    Malaysian Pacific Industries Bhd                           15,600   25,207             0.0%
    Malaysian Resources Corp. Bhd                             201,000   59,185             0.0%
    Matrix Concepts Holdings Bhd                               37,333   21,013             0.0%
    Maxis Bhd                                                  20,700   31,711             0.0%
    MBM Resources BHD                                          26,700   17,343             0.0%
    Media Prima Bhd                                           146,900   47,568             0.0%
    MISC Bhd                                                   68,800  144,357             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
MALAYSIA -- (Continued)
    Mitrajaya Holdings Bhd                                     98,500 $   28,024             0.0%
    MMC Corp. Bhd                                             137,400     71,334             0.0%
    Muhibbah Engineering M Bhd                                 77,600     39,849             0.0%
    My EG Services Bhd                                         35,100     24,102             0.0%
    Oldtown Bhd                                                48,400     15,069             0.0%
    OSK Holdings Bhd                                           80,100     31,284             0.0%
    Padini Holdings Bhd                                        60,100     21,391             0.0%
*   Parkson Holdings Bhd                                       66,780     16,607             0.0%
*   Perisai Petroleum Teknologi Bhd                           141,200     10,592             0.0%
    Petronas Chemicals Group Bhd                              109,100    160,857             0.0%
    Petronas Dagangan Bhd                                      13,400     70,207             0.0%
    Petronas Gas Bhd                                           19,500    104,200             0.0%
    Pos Malaysia Bhd                                           66,600     60,077             0.0%
    PPB Group Bhd                                              22,100     79,345             0.0%
    Press Metal Bhd                                            89,900     48,614             0.0%
    Public Bank Bhd                                            38,700    162,703             0.0%
    QL Resources Bhd                                           20,900     19,617             0.0%
    RHB Capital Bhd                                            71,020    100,715             0.0%
    Sapurakencana Petroleum Bhd                               618,700    303,266             0.1%
    Scientex Bhd                                                8,200     14,603             0.0%
    Sime Darby Bhd                                             96,000    186,431             0.0%
    SP Setia Bhd Group                                         53,108     40,773             0.0%
    Sunway Bhd                                                119,800     86,344             0.0%
*   Sunway Construction Group Bhd                              10,290      3,113             0.0%
    Supermax Corp. Bhd                                         87,100     45,562             0.0%
    Syarikat Takaful Malaysia Bhd                              28,600     25,308             0.0%
    TDM Bhd                                                     3,500        556             0.0%
    Telekom Malaysia Bhd                                       41,700     64,687             0.0%
    Tenaga Nasional Bhd                                        40,700    119,629             0.0%
    Time dotCom Bhd                                            18,400     29,871             0.0%
    Top Glove Corp. Bhd                                        45,500    100,496             0.0%
    UEM Edgenta Bhd                                            36,500     28,261             0.0%
    UEM Sunrise Bhd                                           389,900    113,280             0.0%
    UMW Holdings Bhd                                           63,600    121,278             0.0%
    UMW Oil & Gas Corp. Bhd                                    66,500     18,703             0.0%
    Unisem M Bhd                                               91,500     50,623             0.0%
    UOA Development Bhd                                        32,000     15,702             0.0%
    VS Industry Bhd                                           145,500     52,505             0.0%
    WCT Holdings Bhd                                          184,456     58,775             0.0%
    Westports Holdings Bhd                                     49,400     49,343             0.0%
    Yinson Holdings Bhd                                        26,100     17,839             0.0%
    YTL Corp. Bhd                                             831,500    292,002             0.1%
    YTL Power International Bhd                                58,000     20,369             0.0%
                                                                      ----------             ---
TOTAL MALAYSIA                                                         7,139,565             0.6%
                                                                      ----------             ---
MEXICO -- (0.9%)
    Alfa S.A.B. de C.V. Class A                               289,019    599,112             0.1%
    Alpek S.A.B. de C.V.                                       40,912     59,073             0.0%
    Alsea S.A.B. de C.V.                                       93,045    304,915             0.0%
    America Movil S.A.B. de C.V. Series L                     153,500    136,607             0.0%
    America Movil S.A.B. de C.V. Series L ADR                  26,000    463,060             0.1%
    Arca Continental S.A.B. de C.V.                            52,418    334,828             0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
MEXICO -- (Continued)
*   Axtel S.A.B. de C.V.                                      197,488 $ 85,247             0.0%
    Banregio Grupo Financiero S.A.B. de C.V.                   34,662  185,546             0.0%
    Bolsa Mexicana de Valores S.A.B. de C.V.                   53,426   89,271             0.0%
*   Cemex S.A.B. de C.V.                                      162,264  102,755             0.0%
*   Cemex S.A.B. de C.V. Sponsored ADR                         55,432  349,776             0.1%
    Coca-Cola Femsa S.A.B. de C.V. Series L                    26,234  201,260             0.0%
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                  800   61,344             0.0%
*   Consorcio ARA S.A.B. de C.V. Series *                     197,546   73,791             0.0%
    Controladora Comercial Mexicana S.A.B. de C.V.             39,900  116,721             0.0%
    Corp. Inmobiliaria Vesta S.A.B. de C.V.                    71,900  117,876             0.0%
    Credito Real S.A.B. de C.V. SOFOM ER                       21,171   49,987             0.0%
    El Puerto de Liverpool S.A.B. de C.V.                       5,500   76,624             0.0%
*   Empresas ICA S.A.B. de C.V.                                42,400   16,813             0.0%
*   Empresas ICA S.A.B. de C.V. Sponsored ADR                   5,100    7,854             0.0%
    Fomento Economico Mexicano S.A.B. de C.V.                   9,100   89,806             0.0%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR     4,900  485,541             0.1%
*   Genomma Lab Internacional S.A.B. de C.V. Class B           42,900   31,478             0.0%
    Gentera S.A.B. de C.V.                                    175,132  321,683             0.0%
    Gruma S.A.B. de C.V. Class B                               20,200  310,011             0.0%
*   Grupo Aeromexico S.A.B. de C.V.                            89,400  156,958             0.0%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.        24,400  125,325             0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR         1,600  145,712             0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B    15,461  139,448             0.0%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR            500   77,370             0.0%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B      7,900  122,428             0.0%
*   Grupo Bimbo S.A.B. de C.V. Series A                        51,200  144,786             0.0%
    Grupo Carso S.A.B. de C.V. Series A1                       63,527  284,294             0.0%
    Grupo Comercial Chedraui S.A. de C.V.                      66,503  183,431             0.0%
    Grupo Elektra S.A.B. de C.V.                                2,773   55,232             0.0%
*   Grupo Famsa S.A.B. de C.V. Class A                         60,103   47,303             0.0%
    Grupo Financiero Banorte S.A.B. de C.V.                   133,791  716,266             0.1%
    Grupo Financiero Inbursa S.A.B. de C.V.                   143,488  287,535             0.0%
    Grupo Financiero Interacciones SA de C.V.                  11,517   74,536             0.0%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B   67,246  123,559             0.0%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B
      ADR                                                       5,600   51,240             0.0%
    Grupo Herdez S.A.B. de C.V. Series *                       20,300   56,422             0.0%
    Grupo Mexico S.A.B. de C.V. Series B                      172,600  420,690             0.1%
    Grupo Sanborns S.A.B. de C.V.                              54,000   94,807             0.0%
*   Grupo Simec S.A.B. de C.V. Series B                        29,596   81,131             0.0%
    Grupo Televisa S.A.B. Series CPO                           10,700   62,278             0.0%
    Grupo Televisa S.A.B. Sponsored ADR                        14,900  434,186             0.1%
*   Hoteles City Express S.A.B. de C.V.                        61,702   83,339             0.0%
*   Impulsora del Desarrollo y El Empleo en America Latina
      S.A.B. de C.V.                                           18,300   33,514             0.0%
    Industrias Bachoco S.A.B. de C.V. ADR                         200   10,944             0.0%
    Industrias Bachoco S.A.B. de C.V. Series B                 40,332  183,569             0.0%
*   Industrias CH S.A.B. de C.V. Series B                      27,616  100,230             0.0%
    Industrias Penoles S.A.B. de C.V.                           4,940   65,440             0.0%
    Infraestructura Energetica Nova S.A.B. de C.V.             15,657   75,253             0.0%
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A           102,300  244,822             0.0%
    Megacable Holdings S.A.B. de C.V.                          55,526  211,612             0.0%
    Mexichem S.A.B. de C.V.                                   140,675  365,957             0.1%
*   Minera Frisco S.A.B. de C.V.                               11,800    6,251             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
MEXICO -- (Continued)
*   OHL Mexico S.A.B. de C.V.                                  25,700 $    33,965             0.0%
*   Organizacion Soriana S.A.B. de C.V. Class B                38,800      93,207             0.0%
*   Promotora y Operadora de Infraestructura S.A.B. de C.V.    12,400     155,899             0.0%
*   Qualitas Controladora S.A.B. de C.V.                       30,704      38,274             0.0%
    TV Azteca S.A.B. de C.V.                                   34,900       5,599             0.0%
    Vitro S.A.B. de C.V. Series A                               4,378      12,720             0.0%
    Wal-Mart de Mexico S.A.B. de C.V.                         122,000     323,136             0.0%
                                                                      -----------             ---
TOTAL MEXICO                                                           10,599,647             0.9%
                                                                      -----------             ---
NETHERLANDS -- (1.9%)
    Aalberts Industries NV                                     19,817     642,474             0.1%
    Accell Group                                                4,174      86,987             0.0%
    Aegon NV(007924103)                                         3,153      19,388             0.0%
    Aegon NV(5927375)                                          94,719     581,240             0.1%
    Akzo Nobel NV                                              25,186   1,781,415             0.2%
    Akzo Nobel NV Sponsored ADR                                 1,806      42,441             0.0%
    AMG Advanced Metallurgical Group NV                         6,486      53,388             0.0%
    Amsterdam Commodities NV                                    3,793      95,448             0.0%
*   APERAM SA                                                  11,210     345,160             0.0%
    Arcadis NV                                                 11,153     281,160             0.0%
    ArcelorMittal(B03XPL1)                                     32,509     181,539             0.0%
    ArcelorMittal(B295F26)                                     11,759      65,968             0.0%
    ASM International NV                                        7,474     285,113             0.0%
    ASML Holding NV(B929F46)                                    1,499     139,049             0.0%
    ASML Holding NV(B908F01)                                    3,051     283,102             0.0%
    BE Semiconductor Industries NV                              4,791     103,415             0.0%
    Beter Bed Holding NV                                        1,634      39,086             0.0%
    BinckBank NV                                               13,721     120,695             0.0%
    Brunel International NV                                     3,230      60,580             0.0%
    Corbion NV                                                 10,089     247,734             0.0%
    Delta Lloyd NV                                             24,240     191,012             0.0%
*   Fugro NV                                                   12,747     241,881             0.0%
    Gemalto NV                                                 10,876     680,940             0.1%
*   Heijmans NV                                                 4,825      40,574             0.0%
    Heineken NV                                                11,699   1,065,578             0.1%
    ING Groep NV                                               71,899   1,050,231             0.1%
    ING Groep NV Sponsored ADR                                 38,057     550,685             0.1%
    KAS Bank NV                                                 1,425      16,818             0.0%
    Kendrion NV                                                 3,032      73,096             0.0%
    Koninklijke Ahold NV                                       82,223   1,672,642             0.2%
*   Koninklijke BAM Groep NV                                   35,661     196,404             0.0%
    Koninklijke Boskalis Westminster NV                        16,314     791,794             0.1%
    Koninklijke DSM NV                                         22,688   1,209,442             0.1%
    Koninklijke KPN NV                                        377,736   1,384,101             0.1%
    Koninklijke Philips NV(500472303)                          29,869     804,671             0.1%
    Koninklijke Philips NV(5986622)                            28,086     757,163             0.1%
    Koninklijke Ten Cate NV                                     4,763     128,844             0.0%
    Koninklijke Vopak NV                                       12,263     492,611             0.0%
    NN Group NV                                                 9,647     302,268             0.0%
*   Ordina NV                                                  15,011      18,025             0.0%
*   PostNL NV                                                  57,481     236,806             0.0%
    Randstad Holding NV                                        12,401     739,550             0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
NETHERLANDS -- (Continued)
    RELX NV                                                    48,598 $   828,925             0.1%
*   SBM Offshore NV                                            38,416     524,850             0.1%
    Sligro Food Group NV                                        1,258      46,186             0.0%
    TKH Group NV                                                6,692     253,229             0.0%
    TNT Express NV                                             52,638     442,318             0.0%
*   TomTom NV                                                  17,849     193,564             0.0%
    Unilever NV(904784709)                                     19,677     885,071             0.1%
    Unilever NV(B12T3J1)                                        6,494     295,026             0.0%
    USG People NV                                              12,598     200,237             0.0%
    Wessanen                                                   10,190     109,454             0.0%
    Wolters Kluwer NV                                          35,129   1,187,265             0.1%
                                                                      -----------             ---
TOTAL NETHERLANDS                                                      23,066,643             2.0%
                                                                      -----------             ---
NEW ZEALAND -- (0.3%)
    Air New Zealand, Ltd.                                     107,930     212,303             0.0%
    Auckland International Airport, Ltd.                       82,287     292,417             0.0%
*   Chorus, Ltd.                                               21,628      41,582             0.0%
    Contact Energy, Ltd.                                       82,369     289,111             0.0%
*   Diligent Corp.                                              8,108      32,733             0.0%
    Ebos Group, Ltd.                                            3,835      35,397             0.0%
    Fisher & Paykel Healthcare Corp., Ltd.                     61,038     321,187             0.1%
    Fletcher Building, Ltd.(6341606)                           80,236     404,120             0.1%
    Fletcher Building, Ltd.(6341617)                            2,494      12,468             0.0%
    Freightways, Ltd.                                          27,308     108,710             0.0%
    Genesis Energy, Ltd.                                       70,448      88,914             0.0%
    Heartland New Zealand, Ltd.                                43,958      37,152             0.0%
    Infratil, Ltd.                                             89,231     187,410             0.0%
    Mainfreight, Ltd.                                          12,514     131,273             0.0%
    Metlifecare, Ltd.                                          24,113      72,775             0.0%
    Mighty River Power, Ltd.                                   40,676      77,040             0.0%
    New Zealand Refining Co., Ltd. (The)                        5,401      12,582             0.0%
    Nuplex Industries, Ltd.                                    46,611     134,285             0.0%
    Port of Tauranga, Ltd.                                      7,758      94,512             0.0%
    Restaurant Brands New Zealand, Ltd.                         3,753      10,871             0.0%
    Ryman Healthcare, Ltd.                                     25,248     134,711             0.0%
    SKY Network Television, Ltd.                               68,314     209,728             0.0%
    SKYCITY Entertainment Group, Ltd.                         110,477     299,692             0.1%
    Spark New Zealand, Ltd.                                   191,589     434,566             0.1%
    Summerset Group Holdings, Ltd.                             32,274      85,813             0.0%
    Tower, Ltd.                                                33,200      46,984             0.0%
    Trade Me Group, Ltd.                                       66,296     164,363             0.0%
    TrustPower, Ltd.                                            1,960      10,353             0.0%
    Vector, Ltd.                                               24,043      53,753             0.0%
*   Xero, Ltd.                                                  3,239      35,120             0.0%
    Z Energy, Ltd.                                             14,750      66,918             0.0%
                                                                      -----------             ---
TOTAL NEW ZEALAND                                                       4,138,843             0.4%
                                                                      -----------             ---
NORWAY -- (0.6%)
*   Akastor ASA                                                21,418      27,942             0.0%
    Aker ASA Class A                                            6,163     121,384             0.0%
    Aker Solutions ASA                                          5,237      21,035             0.0%
    American Shipping ASA                                       1,624       6,857             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
NORWAY -- (Continued)
*   Archer                                                      2,156 $    2,593             0.0%
    Atea ASA                                                    7,404     68,836             0.0%
    Austevoll Seafood ASA                                      18,328    112,715             0.0%
    Bakkafrost P/F                                              4,917    157,936             0.0%
    Borregaard ASA                                              1,890     10,073             0.0%
    BW Offshore, Ltd.                                          27,960     11,657             0.0%
*   Det Norske Oljeselskap ASA                                 23,597    146,066             0.0%
    DNB ASA                                                    33,276    423,668             0.1%
*   DNO ASA                                                    64,856     65,537             0.0%
*   Fred Olsen Energy ASA                                       6,656     31,107             0.0%
*   Frontline, Ltd.                                            16,104     50,320             0.0%
    Gjensidige Forsikring ASA                                   5,150     78,409             0.0%
    Hexagon Composites ASA                                      4,649      7,166             0.0%
#   Hoegh LNG Holdings, Ltd.                                    1,329     15,981             0.0%
*   Kongsberg Automotive ASA                                  161,629     93,429             0.0%
    Kongsberg Gruppen ASA                                       4,879     76,597             0.0%
    Kvaerner ASA                                               14,228      8,965             0.0%
    Leroy Seafood Group ASA                                     2,475     86,813             0.0%
    Marine Harvest ASA                                         15,553    208,751             0.0%
*   Nordic Semiconductor ASA                                   10,602     50,953             0.0%
    Norsk Hydro ASA                                           108,203    387,559             0.1%
*   Norwegian Air Shuttle ASA                                   1,413     51,924             0.0%
    Ocean Yield ASA                                             3,446     27,776             0.0%
    Opera Software ASA                                         18,473    115,418             0.0%
    Orkla ASA                                                  12,237    104,138             0.0%
    Petroleum Geo-Services ASA                                 49,576    207,438             0.0%
    Prosafe SE                                                 42,682    118,388             0.0%
*   REC Silicon ASA                                           524,932     94,354             0.0%
    Salmar ASA                                                  4,691     76,747             0.0%
    Schibsted ASA Class A                                       2,647     88,824             0.0%
*   Schibsted ASA Class B                                       1,489     46,518             0.0%
    Seadrill, Ltd.(B09RMQ1)                                    44,321    285,010             0.1%
    Seadrill, Ltd.(B0HWHV8)                                    19,178    124,082             0.0%
    SpareBank 1 SR-Bank ASA                                    23,414    111,845             0.0%
    Statoil ASA                                                70,073  1,132,678             0.1%
    Statoil ASA Sponsored ADR                                  13,666    220,843             0.0%
    Stolt-Nielsen, Ltd.                                         5,960     80,532             0.0%
*   Storebrand ASA                                             73,160    255,279             0.0%
*   Subsea 7 SA                                                39,739    311,684             0.1%
    Telenor ASA                                                11,590    218,334             0.0%
    TGS Nopec Geophysical Co. ASA                              18,259    362,037             0.1%
    Tomra Systems ASA                                          17,367    185,287             0.0%
    Veidekke ASA                                                7,006     88,999             0.0%
    Wilh Wilhelmsen ASA                                         2,459     10,664             0.0%
    Wilh Wilhelmsen Holding ASA Class A                         2,194     44,038             0.0%
    Yara International ASA                                      6,239    283,413             0.0%
                                                                      ----------             ---
TOTAL NORWAY                                                           6,918,599             0.6%
                                                                      ----------             ---
PERU -- (0.0%)
    Cia de Minas Buenaventura SAA ADR                           1,300      8,333             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                               SHARES   VALUE++  OF NET ASSETS**
                                                              --------- -------- ---------------
PERU -- (Continued)
    Credicorp, Ltd.                                               1,267 $143,399             0.0%
                                                                        --------             ---
TOTAL PERU                                                               151,732             0.0%
                                                                        --------             ---
PHILIPPINES -- (0.3%)
    Aboitiz Equity Ventures, Inc.                                37,870   45,203             0.0%
    Aboitiz Power Corp.                                          42,800   38,375             0.0%
    Alliance Global Group, Inc.                                 328,600  127,542             0.0%
    Ayala Corp.                                                   8,080  134,429             0.0%
    Ayala Land, Inc.                                            147,600  112,722             0.0%
    Bank of the Philippine Islands                               41,160   74,254             0.0%
    BDO Unibank, Inc.                                            60,260  130,622             0.0%
    Belle Corp.                                                 455,000   33,569             0.0%
    Bloomberry Resorts Corp.                                    623,500   81,664             0.0%
    Cebu Air, Inc.                                               55,940  106,551             0.0%
    Cosco Capital, Inc.                                         212,800   33,785             0.0%
    D&L Industries, Inc.                                        200,400   41,647             0.0%
    DMCI Holdings, Inc.                                         365,600   96,872             0.0%
*   East West Banking Corp.                                      32,300   13,653             0.0%
    Emperador, Inc.                                              59,900   10,604             0.0%
    Energy Development Corp.                                  1,451,400  205,103             0.1%
    Filinvest Land, Inc.                                      2,591,000   96,214             0.0%
    First Gen Corp.                                             112,900   60,912             0.0%
    First Philippine Holdings Corp.                              42,380   63,906             0.0%
    Globe Telecom, Inc.                                           2,005   97,365             0.0%
    GT Capital Holdings, Inc.                                     6,850  192,034             0.1%
    International Container Terminal Services, Inc.              41,740   73,517             0.0%
    JG Summit Holdings, Inc.                                     60,260   91,631             0.0%
    Jollibee Foods Corp.                                         28,050  123,159             0.0%
    Lopez Holdings Corp.                                        371,300   53,784             0.0%
    LT Group, Inc.                                              326,800   87,121             0.0%
    Manila Electric Co.                                           9,730   67,474             0.0%
    Manila Water Co., Inc.                                      111,900   56,873             0.0%
    Megaworld Corp.                                           1,605,200  160,486             0.1%
    Metro Pacific Investments Corp.                             776,400   86,294             0.0%
    Metropolitan Bank & Trust Co.                                21,144   38,354             0.0%
    Petron Corp.                                                346,100   59,766             0.0%
    Philippine Long Distance Telephone Co.                        1,290   60,475             0.0%
    Philippine Long Distance Telephone Co. Sponsored ADR            900   42,678             0.0%
*   Philippine National Bank                                     37,990   42,954             0.0%
    Puregold Price Club, Inc.                                   124,100   95,425             0.0%
    Rizal Commercial Banking Corp.                               15,300   10,131             0.0%
    Robinsons Land Corp.                                        214,500  140,079             0.0%
    Robinsons Retail Holdings, Inc.                              35,700   58,556             0.0%
    San Miguel Corp.                                             26,490   27,134             0.0%
    Security Bank Corp.                                          45,060  136,408             0.0%
    Semirara Mining and Power Corp.                              17,490   49,998             0.0%
    SM Investments Corp.                                          4,930   91,946             0.0%
    SM Prime Holdings, Inc.                                     178,400   82,062             0.0%
    Travellers International Hotel Group, Inc.                   98,200    9,633             0.0%
    Union Bank of the Philippines                                11,570   14,105             0.0%
    Universal Robina Corp.                                       24,580  105,218             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
PHILIPPINES -- (Continued)
    Vista Land & Lifescapes, Inc.                               935,200 $  111,041             0.0%
                                                                        ----------             ---
TOTAL PHILIPPINES                                                        3,773,328             0.3%
                                                                        ----------             ---
POLAND -- (0.3%)
*   Alior Bank SA                                                 6,119    128,576             0.0%
*   AmRest Holdings SE                                            1,327     61,911             0.0%
    Asseco Poland SA                                              4,307     63,574             0.0%
    Bank Handlowy w Warszawie SA                                  4,464     90,765             0.0%
*   Bank Millennium SA                                           55,793     88,356             0.0%
    Bank Pekao SA                                                 2,772    107,796             0.0%
*   Bank Zachodni WBK SA                                          1,284    103,497             0.0%
    Boryszew SA                                                  12,353     16,064             0.0%
    Budimex SA                                                      464     25,175             0.0%
    CCC SA                                                        1,503     65,621             0.0%
*   CD Projekt Red SA                                             4,334     29,822             0.0%
*   Cyfrowy Polsat SA                                            16,884    108,784             0.0%
    Enea SA                                                      37,513    124,408             0.0%
    Energa SA                                                     3,196     13,645             0.0%
    Eurocash SA                                                   8,043    108,541             0.0%
*   Getin Noble Bank SA                                          32,891      6,806             0.0%
*   Grupa Azoty SA                                                7,430    176,743             0.0%
    Grupa Kety SA                                                   244     17,542             0.0%
*   Grupa Lotos SA                                               18,394    135,475             0.0%
    ING Bank Slaski SA                                            1,055     33,044             0.0%
    Kernel Holding SA                                             9,111    122,945             0.0%
    KGHM Polska Miedz SA                                         13,847    321,473             0.1%
    KRUK SA                                                         669     31,836             0.0%
    LPP SA                                                           49     92,402             0.0%
    Lubelski Wegiel Bogdanka SA                                     475      5,063             0.0%
*   mBank SA                                                        999     93,747             0.0%
    Netia SA                                                     13,254     18,953             0.0%
    Orange Polska SA                                             40,980     75,291             0.0%
    PGE Polska Grupa Energetyczna SA                             79,274    295,076             0.1%
    Polski Koncern Naftowy Orlen SA                              28,887    468,647             0.1%
    Polskie Gornictwo Naftowe i Gazownictwo SA                   40,356     71,499             0.0%
*   Powszechna Kasa Oszczednosci Bank Polski SA                  29,617    219,345             0.0%
    Powszechny Zaklad Ubezpieczen SA                              1,156    112,247             0.0%
    Synthos SA                                                   61,670     58,826             0.0%
    Tauron Polska Energia SA                                     78,136     61,261             0.0%
    Warsaw Stock Exchange                                         1,110     11,777             0.0%
                                                                        ----------             ---
TOTAL POLAND                                                             3,566,533             0.3%
                                                                        ----------             ---
PORTUGAL -- (0.3%)
    Altri SGPS SA                                                18,331     86,678             0.0%
*   Banco BPI SA                                                 62,392     75,686             0.0%
*   Banco Comercial Portugues SA Class R                      5,143,428    294,835             0.0%
    Corticeira Amorim SGPS SA                                     4,333     23,354             0.0%
    CTT-Correios de Portugal SA                                   8,754     99,433             0.0%
    EDP - Energias de Portugal SA                                77,932    287,996             0.0%
    EDP Renovaveis SA                                            45,219    328,054             0.1%
    Galp Energia SGPS SA                                         61,608    665,056             0.1%
    Jeronimo Martins SGPS SA                                     22,446    315,068             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
PORTUGAL -- (Continued)
    Mota-Engil SGPS SA                                          5,569 $   13,930             0.0%
    NOS SGPS SA                                                40,419    335,419             0.1%
    Portucel SA                                                60,318    245,565             0.0%
    REN - Redes Energeticas Nacionais SGPS SA                  28,401     86,549             0.0%
    Sonae SGPS SA                                             186,754    223,133             0.0%
                                                                      ----------             ---
TOTAL PORTUGAL                                                         3,080,756             0.3%
                                                                      ----------             ---
RUSSIA - (0.2%)
    Gazprom PAO Sponsored ADR                                 110,333    464,980             0.1%
*   Globaltrans Investment P.L.C.                               3,503     14,704             0.0%
    LUKOIL PJSC                                                 8,682    315,379             0.0%
    Magnitogorsk Iron & Steel Works OJSC GDR                   12,652     62,268             0.0%
*   Mail.ru Group, Ltd. GDR                                     1,819     35,360             0.0%
    MegaFon PJSC GDR                                            4,740     61,050             0.0%
    MMC Norilsk Nickel PJSC ADR                                 4,413     65,355             0.0%
    NOVATEK OAO GDR                                               810     74,061             0.0%
    Novolipetsk Steel OJSC GDR                                  2,410     29,553             0.0%
    Phosagro OAO GDR                                              991     13,362             0.0%
    PIK Group PJSC GDR                                          5,506     18,742             0.0%
    Rosneft OAO GDR                                            21,859     87,152             0.0%
    Rostelecom PJSC Sponsored ADR                               4,893     42,897             0.0%
    RusHydro PJSC ADR                                          97,882     94,744             0.0%
    Sberbank PAO Sponsored ADR                                 99,013    604,662             0.1%
    Severstal PAO GDR                                           6,022     70,656             0.0%
    Tatneft PAO Sponsored ADR                                   7,107    219,169             0.0%
    VimpelCom, Ltd. Sponsored ADR                              25,300     95,634             0.0%
    VTB Bank PJSC GDR                                          48,104    105,325             0.0%
*   X5 Retail Group NV GDR                                      2,592     53,571             0.0%
                                                                      ----------             ---
TOTAL RUSSIA                                                           2,528,624             0.2%
                                                                      ----------             ---
SINGAPORE -- (0.9%)
*   Biosensors International Group, Ltd.                      260,800    126,593             0.0%
*   Boustead Projects, Ltd.                                     3,600      2,170             0.0%
    Boustead Singapore, Ltd.                                   49,800     34,044             0.0%
    Bukit Sembawang Estates, Ltd.                               3,000     10,099             0.0%
    CapitaLand, Ltd.                                          122,200    269,562             0.0%
    China Merchants Holdings Pacific, Ltd.                     88,305     60,139             0.0%
    Chip Eng Seng Corp., Ltd.                                 101,200     49,477             0.0%
    City Developments, Ltd.                                    20,500    116,016             0.0%
    ComfortDelGro Corp., Ltd.                                 143,900    311,343             0.1%
    Cosco Corp. Singapore, Ltd.                               135,400     36,245             0.0%
    CSE Global, Ltd.                                           44,000     15,531             0.0%
    CWT, Ltd.                                                  45,800     65,380             0.0%
    Dairy Farm International Holdings, Ltd.                    14,000     92,176             0.0%
    DBS Group Holdings, Ltd.                                   66,300    815,162             0.1%
    Dyna-Mac Holdings, Ltd.                                    38,000      5,257             0.0%
    Ezion Holdings, Ltd.                                      329,200    163,909             0.0%
*   Ezra Holdings, Ltd.                                       803,479     69,922             0.0%
    First Resources, Ltd.                                     110,000    147,352             0.0%
    Frasers Centrepoint, Ltd.                                  33,400     38,838             0.0%
    Genting Singapore P.L.C.                                  190,700    110,467             0.0%
    Global Logistic Properties, Ltd.                           68,300    109,239             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
SINGAPORE -- (Continued)
    Golden Agri-Resources, Ltd.                               873,500 $  242,416             0.0%
    Great Eastern Holdings, Ltd.                                4,000     60,908             0.0%
    GuocoLand, Ltd.                                            11,000     14,601             0.0%
    GuocoLeisure, Ltd.                                         69,900     44,563             0.0%
    Ho Bee Land, Ltd.                                          48,400     67,998             0.0%
    Hong Fok Corp., Ltd.                                       22,000     11,310             0.0%
    Hongkong Land Holdings, Ltd.                               19,900    149,214             0.0%
    Hutchison Port Holdings Trust                             580,100    321,292             0.1%
    Hyflux, Ltd.                                              116,200     56,201             0.0%
    Indofood Agri Resources, Ltd.                              86,300     35,022             0.0%
    Jardine Cycle & Carriage, Ltd.                              5,933    137,365             0.0%
    Keppel Corp., Ltd.                                        146,300    736,430             0.1%
    Keppel Infrastructure Trust                                44,800     16,611             0.0%
    Lian Beng Group, Ltd.                                      40,000     15,088             0.0%
    M1, Ltd.                                                   38,100     77,143             0.0%
    Midas Holdings, Ltd.                                      272,500     60,942             0.0%
    Nam Cheong, Ltd.                                          133,000     15,887             0.0%
*   Neptune Orient Lines, Ltd.                                172,200    121,969             0.0%
    Noble Group, Ltd.                                         609,500    218,834             0.0%
    Olam International, Ltd.                                   83,900    119,446             0.0%
    OSIM International, Ltd.                                   43,900     42,566             0.0%
    OUE, Ltd.                                                  46,400     59,299             0.0%
    Oversea-Chinese Banking Corp., Ltd.                       172,984  1,111,916             0.1%
    Petra Foods, Ltd.                                           5,000      8,631             0.0%
    Raffles Education Corp., Ltd.                              50,000     10,350             0.0%
    Raffles Medical Group, Ltd.                                46,107    141,444             0.0%
    Religare Health Trust                                      56,600     40,132             0.0%
    SATS, Ltd.                                                 67,200    181,614             0.0%
    SembCorp Industries, Ltd.                                 142,996    364,376             0.1%
    SembCorp Marine, Ltd.                                     144,800    240,949             0.0%
    Sheng Siong Group, Ltd.                                   106,100     64,224             0.0%
    Sinarmas Land, Ltd.                                       311,700    106,486             0.0%
    Singapore Airlines, Ltd.                                   67,900    522,371             0.1%
    Singapore Exchange, Ltd.                                   26,000    136,796             0.0%
    Singapore Post, Ltd.                                      128,900    173,995             0.0%
    Singapore Press Holdings, Ltd.                             54,000    153,576             0.0%
    Singapore Technologies Engineering, Ltd.                   55,000    129,634             0.0%
    Singapore Telecommunications, Ltd.                        135,200    384,137             0.1%
*   Sino Grandness Food Industry Group, Ltd.                   38,000      9,425             0.0%
    SMRT Corp., Ltd.                                           95,800     99,680             0.0%
    Stamford Land Corp., Ltd.                                  26,000      9,568             0.0%
    StarHub, Ltd.                                              45,000    115,439             0.0%
    Super Group, Ltd.                                         107,200     68,668             0.0%
*   Swiber Holdings, Ltd.                                      29,250      5,406             0.0%
    Swissco Holdings, Ltd.                                     16,000      2,949             0.0%
    Tat Hong Holdings, Ltd.                                    18,000      7,176             0.0%
    Tuan Sing Holdings, Ltd.                                   58,000     14,054             0.0%
    UMS Holdings, Ltd.                                         27,000      9,712             0.0%
    United Engineers, Ltd.                                    129,100    182,814             0.0%
    United Industrial Corp., Ltd.                              18,000     39,544             0.0%
    United Overseas Bank, Ltd.                                 48,500    704,258             0.1%
    UOB-Kay Hian Holdings, Ltd.                                13,000     13,364             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
SINGAPORE -- (Continued)
    UOL Group, Ltd.                                           124,800 $   582,412             0.1%
*   Vard Holdings, Ltd.                                       140,900      38,112             0.0%
    Venture Corp., Ltd.                                        43,700     257,533             0.0%
    Wilmar International, Ltd.                                 56,800     126,571             0.0%
    Wing Tai Holdings, Ltd.                                   134,900     167,873             0.0%
                                                                      -----------             ---
TOTAL SINGAPORE                                                        11,499,215             1.0%
                                                                      -----------             ---
SOUTH AFRICA -- (1.6%)
*   Abdee RF, Ltd.                                              1,496       3,649             0.0%
    Adcock Ingram Holdings, Ltd.                                8,475      31,843             0.0%
    Adcorp Holdings, Ltd.                                       8,176      14,837             0.0%
    Advtech, Ltd.                                               4,713       4,328             0.0%
    Aeci, Ltd.                                                 23,369     160,429             0.0%
    African Rainbow Minerals, Ltd.                              6,489      24,744             0.0%
*   Anglo American Platinum, Ltd.                               4,377      76,557             0.0%
*   AngloGold Ashanti, Ltd. Sponsored ADR                      94,366     796,449             0.1%
*   ArcelorMittal South Africa, Ltd.                            7,367       4,381             0.0%
    Aspen Pharmacare Holdings, Ltd.                            16,187     362,865             0.1%
    Assore, Ltd.                                                4,588      26,537             0.0%
    Astral Foods, Ltd.                                         11,415     143,397             0.0%
*   Attacq, Ltd.                                               53,030      83,686             0.0%
*   Aveng, Ltd.                                                22,747       5,575             0.0%
    AVI, Ltd.                                                  67,091     426,809             0.1%
    Barclays Africa Group, Ltd.                                28,469     364,854             0.1%
    Barloworld, Ltd.                                           54,072     305,079             0.0%
    Bidvest Group, Ltd. (The)                                  26,051     665,461             0.1%
    Blue Label Telecoms, Ltd.                                  39,637      33,266             0.0%
*   Brait SE                                                    5,996      68,656             0.0%
    Capitec Bank Holdings, Ltd.                                 4,645     200,657             0.0%
    Cashbuild, Ltd.                                             6,169     147,005             0.0%
    City Lodge Hotels, Ltd.                                     2,829      30,563             0.0%
    Clicks Group, Ltd.                                         32,150     234,498             0.0%
    Clover Industries, Ltd.                                    15,818      21,679             0.0%
*   Consolidated Infrastructure Group, Ltd.                     8,603      21,702             0.0%
    Coronation Fund Managers, Ltd.                             18,831      99,243             0.0%
    DataTec, Ltd.                                              52,116     222,847             0.0%
    Discovery, Ltd.                                            30,509     325,764             0.1%
    Distell Group, Ltd.                                         2,932      37,693             0.0%
    EOH Holdings, Ltd.                                         13,346     147,372             0.0%
    Exxaro Resources, Ltd.                                     12,620      52,230             0.0%
    Famous Brands, Ltd.                                        13,156     127,892             0.0%
    FirstRand, Ltd.                                           170,513     624,817             0.1%
    Foschini Group, Ltd. (The)                                 29,861     304,646             0.0%
    Gold Fields, Ltd.                                           4,094      10,677             0.0%
    Gold Fields, Ltd. Sponsored ADR                           131,532     332,776             0.1%
    Grindrod, Ltd.                                            145,534     157,101             0.0%
    Group Five, Ltd.                                            5,162       8,200             0.0%
*   Harmony Gold Mining Co., Ltd.                              38,004      26,629             0.0%
*   Harmony Gold Mining Co., Ltd. Sponsored ADR                29,949      20,255             0.0%
    Hudaco Industries, Ltd.                                     7,242      56,824             0.0%
    Illovo Sugar, Ltd.                                         32,231      40,644             0.0%
*   Impala Platinum Holdings, Ltd.                             26,110      71,206             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
SOUTH AFRICA -- (Continued)
    Imperial Holdings, Ltd.                                    38,403 $  499,879             0.1%
    Investec, Ltd.                                             14,291    118,231             0.0%
    Invicta Holdings, Ltd.                                      1,753      7,718             0.0%
    JSE, Ltd.                                                   7,456     71,826             0.0%
    KAP Industrial Holdings, Ltd.                             183,523     97,439             0.0%
    Kumba Iron Ore, Ltd.                                        1,958      8,453             0.0%
    Lewis Group, Ltd.                                          21,067     90,872             0.0%
    Liberty Holdings, Ltd.                                     26,421    258,340             0.0%
    Life Healthcare Group Holdings, Ltd.                      123,902    345,351             0.1%
    Massmart Holdings, Ltd.                                    19,645    162,735             0.0%
    Mediclinic International, Ltd.                             33,490    293,955             0.0%
    Metair Investments, Ltd.                                   39,137     86,659             0.0%
    MMI Holdings, Ltd.                                        139,095    252,408             0.0%
    Mondi, Ltd.                                                 9,117    211,837             0.0%
    Mpact, Ltd.                                                34,768    121,338             0.0%
    Mr. Price Group, Ltd.                                      17,541    269,345             0.0%
    MTN Group, Ltd.                                            97,002  1,104,330             0.1%
    Murray & Roberts Holdings, Ltd.                            49,188     37,221             0.0%
    Nampak, Ltd.                                               82,202    133,056             0.0%
    Naspers, Ltd. Class N                                       5,379    785,304             0.1%
    Nedbank Group, Ltd.                                        16,243    270,008             0.0%
    Netcare, Ltd.                                             104,054    295,898             0.0%
*   Northam Platinum, Ltd.                                     27,592     60,337             0.0%
    Oceana Group, Ltd.                                         14,858    110,580             0.0%
    Omnia Holdings, Ltd.                                       15,738    174,580             0.0%
    Peregrine Holdings, Ltd.                                   48,795    108,524             0.0%
    Pick n Pay Stores, Ltd.                                    27,004    130,568             0.0%
    Pioneer Foods Group, Ltd.                                   7,774    111,376             0.0%
    PPC, Ltd.                                                 125,112    150,405             0.0%
    PSG Group, Ltd.                                             9,751    188,026             0.0%
    Raubex Group, Ltd.                                         15,583     18,562             0.0%
    Resilient Property Income Fund, Ltd.                        2,252     19,842             0.0%
    Reunert, Ltd.                                              31,130    151,366             0.0%
*   Royal Bafokeng Platinum, Ltd.                               7,081     14,292             0.0%
    Sanlam, Ltd.                                               99,624    450,074             0.1%
    Santam, Ltd.                                                5,860     94,390             0.0%
*   Sappi, Ltd.                                               114,234    450,757             0.1%
*   Sappi, Ltd. Sponsored ADR                                   3,300     12,705             0.0%
    Sasol, Ltd.                                                 8,180    262,101             0.0%
    Sasol, Ltd. Sponsored ADR                                  25,050    805,608             0.1%
    Shoprite Holdings, Ltd.                                    27,382    284,544             0.0%
    Sibanye Gold, Ltd.                                        114,530    191,291             0.0%
    Sibanye Gold, Ltd. Sponsored ADR                            7,300     47,669             0.0%
    Spar Group, Ltd. (The)                                     13,748    197,344             0.0%
    Spur Corp., Ltd.                                            3,691      8,994             0.0%
    Standard Bank Group, Ltd.                                  81,354    845,278             0.1%
    Steinhoff International Holdings, Ltd.                     87,388    534,241             0.1%
    Sun International, Ltd.                                    21,197    146,699             0.0%
*   Super Group, Ltd.                                          85,302    200,371             0.0%
    Telkom SA SOC, Ltd.                                        55,389    290,858             0.0%
    Tiger Brands, Ltd.                                         11,516    263,300             0.0%
    Tongaat Hulett, Ltd.                                       15,407    131,523             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------ ----------- ---------------
SOUTH AFRICA -- (Continued)
    Trencor, Ltd.                                             22,422 $    85,185             0.0%
    Truworths International, Ltd.                             31,884     215,722             0.0%
    Tsogo Sun Holdings, Ltd.                                  75,441     135,039             0.0%
    Vodacom Group, Ltd.                                        6,929      74,841             0.0%
    Wilson Bayly Holmes-Ovcon, Ltd.                           14,941     139,583             0.0%
    Woolworths Holdings, Ltd.                                 32,314     239,078             0.0%
                                                                     -----------             ---
TOTAL SOUTH AFRICA                                                    19,794,178             1.7%
                                                                     -----------             ---
SOUTH KOREA -- (3.9%)
    Able C&C Co., Ltd.                                         1,597      34,488             0.0%
*   Advanced Process Systems Corp.                             3,128      21,817             0.0%
    AfreecaTV Co., Ltd.                                        1,213      26,886             0.0%
*   AJ Rent A Car Co., Ltd.                                    3,223      29,894             0.0%
    AK Holdings, Inc.                                            884      66,417             0.0%
*   ALUKO Co., Ltd.                                            6,630      37,261             0.0%
    Amorepacific Corp.                                           411     135,669             0.0%
    AMOREPACIFIC Group                                         1,074     151,060             0.0%
*   Amotech Co., Ltd.                                          2,227      41,629             0.0%
    Anapass, Inc.                                              2,793      32,407             0.0%
    Asia Cement Co., Ltd.                                        423      39,881             0.0%
    ASIA Holdings Co., Ltd.                                      233      23,856             0.0%
*   Asiana Airlines, Inc.                                     23,517      99,964             0.0%
    AtlasBX Co., Ltd.                                          1,173      37,213             0.0%
    Binggrae Co., Ltd.                                           942      56,346             0.0%
    Bluecom Co., Ltd.                                          1,728      19,197             0.0%
    BNK Financial Group, Inc.                                 50,002     612,215             0.1%
    Boryung Pharmaceutical Co., Ltd.                           1,050      51,072             0.0%
    Bukwang Pharmaceutical Co., Ltd.                             902      19,822             0.0%
    Cell Biotech Co., Ltd.                                     1,192      65,829             0.0%
*   Celltrion, Inc.                                            1,396      93,870             0.0%
*   Chabiotech Co., Ltd.                                       2,739      36,865             0.0%
*   Cheil Worldwide, Inc.                                      6,646     116,141             0.0%
*   China Great Star International, Ltd.                      18,536      39,686             0.0%
*   China Ocean Resources Co., Ltd.                           29,759     116,634             0.0%
    Chong Kun Dang Pharmaceutical Corp.                          481      26,816             0.0%
    Chongkundang Holdings Corp.                                  451      31,435             0.0%
    CJ CGV Co., Ltd.                                             640      58,143             0.0%
    CJ CheilJedang Corp.                                         805     246,536             0.0%
    CJ Corp.                                                   1,343     281,981             0.1%
*   CJ E&M Corp.                                               1,959     143,166             0.0%
    CJ Freshway Corp.                                            713      46,005             0.0%
    CJ Hellovision Co., Ltd.                                   7,562      72,169             0.0%
*   CJ Korea Express Co., Ltd.                                   389      66,399             0.0%
    CJ O Shopping Co., Ltd.                                      586      90,405             0.0%
*   Com2uSCorp                                                 1,056     106,209             0.0%
    Cosmax, Inc.                                                 322      54,077             0.0%
    Coway Co., Ltd.                                            2,247     167,409             0.0%
    Crown Confectionery Co., Ltd.                                108      55,381             0.0%
*   Dae Won Chemical Co., Ltd.                                 8,405      25,913             0.0%
    Daeduck Electronics Co.                                    8,884      57,151             0.0%
    Daeduck GDS Co., Ltd.                                      4,482      38,088             0.0%
    Daehan Steel Co., Ltd.                                     1,763      14,892             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
SOUTH KOREA -- (Continued)
    Daelim Industrial Co., Ltd.                                5,180 $338,180             0.1%
    Daeryuk Can Co., Ltd.                                      2,606   15,553             0.0%
    Daesang Corp.                                              3,659   99,413             0.0%
    Daesang Holdings Co., Ltd.                                 2,506   46,822             0.0%
*   Daewoo Engineering & Construction Co., Ltd.               12,504   71,051             0.0%
    Daewoo International Corp.                                 7,073  123,170             0.0%
    Daewoo Securities Co., Ltd.                               23,770  229,350             0.0%
    Daewoo Shipbuilding & Marine Engineering Co., Ltd.        15,240   92,119             0.0%
    Daewoong Co., Ltd.                                           731   40,715             0.0%
    Daewoong Pharmaceutical Co., Ltd.                            720   47,906             0.0%
    Daihan Pharmaceutical Co., Ltd.                            1,718   32,000             0.0%
    Daishin Securities Co., Ltd.                               8,953   81,985             0.0%
    DGB Financial Group, Inc.                                 33,070  306,755             0.1%
*   DNF Co., Ltd.                                              1,582   23,959             0.0%
    Dong Ah Tire & Rubber Co., Ltd.                            1,621   35,514             0.0%
    Dong-A Socio Holdings Co., Ltd.                              238   33,822             0.0%
    Dong-A ST Co., Ltd.                                          211   22,949             0.0%
*   Dongbu HiTek Co., Ltd.                                     2,813   29,889             0.0%
    Dongbu Insurance Co., Ltd.                                 7,777  466,377             0.1%
    Dongbu Securities Co., Ltd.                                9,514   33,736             0.0%
    Dongjin Semichem Co., Ltd.                                 8,280   37,491             0.0%
    DongKook Pharmaceutical Co., Ltd.                            621   26,787             0.0%
*   Dongkuk Steel Mill Co., Ltd.                              15,260   91,218             0.0%
    Dongsuh Cos Inc.                                           1,462   43,232             0.0%
    DONGSUNG Corp.                                             3,855   21,616             0.0%
    Dongwha Pharm Co., Ltd.                                    3,099   18,756             0.0%
    Dongwon F&B Co., Ltd.                                        129   42,531             0.0%
    Dongwon Industries Co., Ltd.                                 177   49,584             0.0%
    Doosan Corp.                                               2,179  210,668             0.0%
*   Doosan Engine Co., Ltd.                                    3,572   12,005             0.0%
    Doosan Heavy Industries & Construction Co., Ltd.           8,671  156,049             0.0%
*   Doosan Infracore Co., Ltd.                                18,019   98,456             0.0%
    DuzonBIzon Co., Ltd.                                       3,446   64,799             0.0%
    DY Corp.                                                   6,599   40,034             0.0%
    e Tec E&C, Ltd.                                              360   49,358             0.0%
    e-LITECOM Co., Ltd.                                        2,144   37,528             0.0%
    E-MART, Inc.                                               1,304  242,579             0.0%
    Eagon Industries Co., Ltd.                                 1,531   22,709             0.0%
    Easy Bio, Inc.                                             4,867   30,930             0.0%
    ENF Technology Co., Ltd.                                   2,411   37,502             0.0%
    Eo Technics Co., Ltd.                                        867   75,584             0.0%
    Eugene Corp.                                              15,648   76,697             0.0%
*   Eugene Investment & Securities Co., Ltd.                  19,288   47,132             0.0%
*   Eusu Holdings Co., Ltd.                                    3,188   24,568             0.0%
    Fila Korea, Ltd.                                             962   84,262             0.0%
*   Fine Technix Co., Ltd.                                     5,200   12,446             0.0%
    Global & Yuasa Battery Co., Ltd.                           1,639   58,699             0.0%
*   Golfzon Co., Ltd.                                            186   16,253             0.0%
    GOLFZONYUWONHOLDINGS Co., Ltd.                             4,008   28,343             0.0%
    Grand Korea Leisure Co., Ltd.                              2,777   77,197             0.0%
    Green Cross Corp.                                            232   36,773             0.0%
    Green Cross Holdings Corp.                                 1,995   71,537             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
SOUTH KOREA -- (Continued)
*   GS Engineering & Construction Corp.                        8,018 $162,980             0.0%
    GS Holdings Corp.                                         10,308  452,779             0.1%
    GS Home Shopping, Inc.                                       397   59,227             0.0%
    GS retail Co., Ltd.                                          960   48,387             0.0%
    Halla Holdings Corp.                                       2,363  117,445             0.0%
    Han Kuk Carbon Co., Ltd.                                   4,245   22,082             0.0%
    Hana Financial Group, Inc.                                18,464  449,026             0.1%
    Hana Micron, Inc.                                          5,902   33,478             0.0%
    Hana Tour Service, Inc.                                      860   94,748             0.0%
    Hancom, Inc.                                               2,449   44,641             0.0%
    Handok, Inc.                                                 729   15,877             0.0%
    Handsome Co., Ltd.                                         2,208   75,109             0.0%
    Hanil Cement Co., Ltd.                                       642   66,046             0.0%
*   Hanjin Heavy Industries & Construction Co., Ltd.          14,404   56,029             0.0%
*   Hanjin Shipping Co., Ltd.                                 28,976  127,242             0.0%
    Hanjin Transportation Co., Ltd.                            1,260   48,956             0.0%
    Hankook Shell Oil Co., Ltd.                                  104   46,253             0.0%
    Hankook Tire Co., Ltd.                                    14,035  536,542             0.1%
*   Hanmi Pharm Co., Ltd.                                        270  121,771             0.0%
    Hanmi Semiconductor Co., Ltd.                              3,110   29,389             0.0%
    Hanon Systems                                              4,355  171,253             0.0%
    Hansae Co., Ltd.                                           2,207  108,450             0.0%
    Hansae Yes24 Holdings Co., Ltd.                            1,383   25,812             0.0%
    Hansol Chemical Co., Ltd.                                    487   28,606             0.0%
*   Hansol Holdings Co., Ltd.                                  5,923   37,177             0.0%
*   Hansol Paper Co., Ltd.                                     2,991   53,896             0.0%
    Hanssem Co., Ltd.                                            522  106,673             0.0%
    Hanwha Chemical Corp.                                     19,678  381,282             0.1%
    Hanwha Corp.                                              12,870  422,025             0.1%
*   Hanwha General Insurance Co., Ltd.                        12,628   83,381             0.0%
    Hanwha Investment & Securities Co., Ltd.                  16,278   63,762             0.0%
    Hanwha Life Insurance Co., Ltd.                           23,933  178,022             0.0%
*   Hanwha Techwin Co., Ltd.                                   6,419  208,821             0.0%
    Hanyang Eng Co., Ltd.                                      2,985   24,530             0.0%
*   Harim Holdings Co., Ltd.                                   6,852   28,498             0.0%
    Heung-A Shipping Co., Ltd.                                12,761   21,596             0.0%
    Hite Jinro Co., Ltd.                                       3,914   78,485             0.0%
    Hitejinro Holdings Co., Ltd.                               1,367   16,314             0.0%
    HMC Investment Securities Co., Ltd.                        5,341   48,026             0.0%
    Hotel Shilla Co., Ltd.                                     2,379  228,687             0.0%
*   HS Industries Co., Ltd.                                    8,745   47,206             0.0%
    HS R&A Co., Ltd.                                           1,273   45,705             0.0%
    Huchems Fine Chemical Corp.                                3,204   52,630             0.0%
    Humax Co., Ltd.                                            3,094   46,967             0.0%
    Huons Co., Ltd.                                              514   41,763             0.0%
    Huvis Corp.                                                2,758   20,497             0.0%
    Hwa Shin Co., Ltd.                                         6,628   34,096             0.0%
    HwaSung Industrial Co., Ltd.                               2,437   36,578             0.0%
    Hy-Lok Corp.                                               1,548   43,274             0.0%
    Hyosung Corp.                                              3,253  332,153             0.1%
    Hyundai C&F, Inc.                                          1,010   32,113             0.0%
    Hyundai Corp.                                              1,468   43,053             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
SOUTH KOREA -- (Continued)
    Hyundai Department Store Co., Ltd.                         2,128 $  233,593             0.0%
    Hyundai Development Co-Engineering & Construction          2,116     84,982             0.0%
*   Hyundai Elevator Co., Ltd.                                 1,569     71,981             0.0%
    Hyundai Engineering & Construction Co., Ltd.              13,979    421,497             0.1%
    Hyundai Engineering Plastics Co., Ltd.                     3,312     25,939             0.0%
    Hyundai Glovis Co., Ltd.                                   1,128    193,862             0.0%
    Hyundai Greenfood Co., Ltd.                                4,941    103,270             0.0%
*   Hyundai Heavy Industries Co., Ltd.                         2,973    246,918             0.0%
    Hyundai Home Shopping Network Corp.                          893     95,343             0.0%
    Hyundai Livart Furniture Co., Ltd.                           678     29,802             0.0%
    Hyundai Marine & Fire Insurance Co., Ltd.                 12,437    370,344             0.1%
*   Hyundai Merchant Marine Co., Ltd.                          6,850     35,698             0.0%
    Hyundai Mobis Co., Ltd.                                    1,589    334,056             0.1%
    Hyundai Motor Co.                                          7,376  1,007,522             0.1%
*   Hyundai Rotem Co., Ltd.                                    4,931     70,166             0.0%
    Hyundai Securities Co., Ltd.                              25,023    150,911             0.0%
    Hyundai Steel Co.                                          8,162    371,636             0.1%
    Hyundai Wia Corp.                                          3,320    387,656             0.1%
    Iljin Display Co., Ltd.                                    1,804     10,820             0.0%
    Iljin Holdings Co., Ltd.                                   5,037     53,051             0.0%
    Ilshin Spinning Co., Ltd.                                    221     30,634             0.0%
    iMarketKorea, Inc.                                         1,030     26,806             0.0%
    InBody Co., Ltd.                                             728     31,197             0.0%
    Industrial Bank of Korea                                  18,754    229,564             0.0%
*   Innox Corp.                                                1,881     22,231             0.0%
*   Interflex Co., Ltd                                         1,475     16,224             0.0%
    Interojo Co., Ltd.                                         1,003     32,720             0.0%
    Interpark Holdings Corp.                                   8,769     89,591             0.0%
    IS Dongseo Co., Ltd.                                       2,001     74,803             0.0%
    ISC Co., Ltd.                                                694     15,512             0.0%
    IsuPetasys Co., Ltd.                                       4,703     20,748             0.0%
    Jahwa Electronics Co., Ltd.                                2,194     21,587             0.0%
    JB Financial Group Co., Ltd.                              27,347    142,176             0.0%
*   Jcontentree Corp.                                          9,351     40,461             0.0%
    Kakao Corp.                                                  449     44,634             0.0%
    Kangwon Land, Inc.                                         3,355    124,365             0.0%
    KB Capital Co., Ltd.                                       2,024     45,077             0.0%
    KB Financial Group, Inc.                                  17,851    565,544             0.1%
    KB Financial Group, Inc. ADR                               3,800    119,814             0.0%
    KB Insurance Co., Ltd.                                    11,360    264,015             0.0%
    KC Tech Co., Ltd.                                          3,312     27,840             0.0%
    KCC Corp.                                                  1,052    375,326             0.1%
*   KCP Co., Ltd.                                              1,329     36,218             0.0%
    KEPCO Engineering & Construction Co., Inc.                   589     17,606             0.0%
    KEPCO Plant Service & Engineering Co., Ltd.                1,221    111,207             0.0%
*   KEYEAST Co., Ltd.                                          8,172     29,236             0.0%
    KG Chemical Corp.                                          2,146     30,185             0.0%
    KG Eco Technology Service Co., Ltd.                        5,815     20,059             0.0%
    Kginicis Co., Ltd.                                           885     13,135             0.0%
    KGMobilians Co., Ltd.                                      1,497     19,910             0.0%
    KH Vatec Co., Ltd.                                         2,676     47,034             0.0%
    Kia Motors Corp.                                          11,392    556,067             0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
SOUTH KOREA -- (Continued)
    KISCO Corp.                                                1,233 $ 52,215             0.0%
    KISWIRE, Ltd.                                              1,337   48,319             0.0%
    KIWOOM Securities Co., Ltd.                                2,183  111,782             0.0%
*   KMH Co., Ltd.                                              1,670   15,794             0.0%
    Koh Young Technology, Inc.                                 1,310   38,123             0.0%
    Kolao Holdings                                             2,284   27,116             0.0%
    Kolon Corp.                                                1,172   65,539             0.0%
    Kolon Industries, Inc.                                     3,036  164,941             0.0%
    Kolon Life Science, Inc.                                     477   67,450             0.0%
    KONA I Co., Ltd.                                           1,372   43,877             0.0%
    Korea Aerospace Industries, Ltd.                           1,184   93,119             0.0%
    Korea District Heating Corp.                                 424   23,028             0.0%
    Korea Electric Power Corp.                                 1,974   88,878             0.0%
    Korea Electric Power Corp. Sponsored ADR                   4,000   89,600             0.0%
    Korea Electric Terminal Co., Ltd.                          1,371  118,494             0.0%
    Korea Gas Corp.                                            2,619   97,516             0.0%
*   Korea Information & Communications Co, Ltd.                2,407   29,197             0.0%
    Korea Investment Holdings Co., Ltd.                        4,699  250,183             0.0%
    Korea Kolmar Co., Ltd.                                       709   55,605             0.0%
    Korea Kolmar Holdings Co., Ltd.                              685   39,670             0.0%
*   Korea Line Corp.                                           3,060   54,067             0.0%
    Korea Petrochemical Ind Co., Ltd.                            651  100,675             0.0%
    Korea United Pharm, Inc.                                     980   16,008             0.0%
    Korea Zinc Co., Ltd.                                         211   87,685             0.0%
*   Korean Air Lines Co., Ltd.                                 8,484  229,187             0.0%
    Korean Reinsurance Co.                                    12,825  152,902             0.0%
*   KT Corp.                                                   2,158   55,904             0.0%
*   KT Corp. Sponsored ADR                                     2,500   32,800             0.0%
    KT Skylife Co., Ltd.                                       4,443   72,718             0.0%
    KT&G Corp.                                                 3,006  300,350             0.1%
*   KTB Investment & Securities Co., Ltd.                     10,900   24,162             0.0%
    Kukdo Chemical Co., Ltd.                                     395   21,204             0.0%
*   Kumho Industrial Co., Ltd.                                 1,477   22,572             0.0%
    Kumho Petrochemical Co., Ltd.                              3,140  159,222             0.0%
*   Kumho Tire Co., Inc.                                      23,367  141,156             0.0%
    Kumkang Kind Co., Ltd.                                       826   45,046             0.0%
    Kunsul Chemical Industrial Co., Ltd.                         410   15,990             0.0%
    Kwang Dong Pharmaceutical Co., Ltd.                        6,400   65,171             0.0%
*   Kwangju Bank                                               3,079   21,948             0.0%
    Kyobo Securities Co., Ltd.                                 4,552   39,031             0.0%
    Kyung Dong Navien Co., Ltd.                                  626   20,719             0.0%
    Kyungbang, Ltd.                                              180   30,345             0.0%
    KyungDong City Gas Co., Ltd.                                 132   12,198             0.0%
    Kyungdong Pharm Co., Ltd.                                    814   15,560             0.0%
    LEENO Industrial, Inc.                                       751   28,760             0.0%
    LF Corp.                                                   3,401   94,242             0.0%
    LG Chem, Ltd.                                                910  241,915             0.0%
    LG Corp.                                                   4,952  286,532             0.1%
    LG Display Co., Ltd.                                      37,563  713,588             0.1%
    LG Display Co., Ltd. ADR                                   7,000   66,500             0.0%
    LG Electronics, Inc.                                      17,738  761,529             0.1%
    LG Hausys, Ltd.                                            1,279  189,959             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
SOUTH KOREA -- (Continued)
    LG Household & Health Care, Ltd.                             345 $285,478             0.1%
    LG Innotek Co., Ltd.                                       1,902  153,793             0.0%
    LG International Corp.                                     5,165  157,741             0.0%
*   LG Life Sciences, Ltd.                                       820   44,090             0.0%
    LG Uplus Corp.                                            34,688  332,457             0.1%
    Lock&Lock Co., Ltd.                                        3,536   37,859             0.0%
    Loen Entertainment, Inc.                                     614   42,035             0.0%
    Lotte Chemical Corp.                                         621  130,378             0.0%
    Lotte Chilsung Beverage Co., Ltd.                             56  109,662             0.0%
    Lotte Food Co., Ltd.                                          79   62,160             0.0%
    LOTTE Himart Co., Ltd.                                     1,214   61,918             0.0%
*   Lotte Non-Life Insurance Co., Ltd.                        10,601   26,251             0.0%
    Lotte Shopping Co., Ltd.                                     702  142,225             0.0%
    LS Corp.                                                   4,863  164,228             0.0%
    LS Industrial Systems Co., Ltd.                            3,222  140,061             0.0%
    Lumens Co., Ltd.                                          10,136   36,321             0.0%
    Macquarie Korea Infrastructure Fund                       22,097  155,030             0.0%
    Maeil Dairy Industry Co., Ltd.                               876   29,956             0.0%
    Mando Corp.                                                1,381  179,656             0.0%
    Mcnex Co., Ltd.                                            1,308   32,046             0.0%
    MDS Technology Co., Ltd.                                   1,135   23,510             0.0%
    Medy-Tox, Inc.                                               252  107,018             0.0%
    MegaStudy Co., Ltd.                                          429   16,871             0.0%
*   MegaStudyEdu Co., Ltd.                                       249   13,943             0.0%
    Meritz Finance Group, Inc.                                 2,610   33,515             0.0%
    Meritz Fire & Marine Insurance Co., Ltd.                   9,314  131,467             0.0%
    Meritz Securities Co., Ltd.                               22,149   98,519             0.0%
    Mirae Asset Securities Co., Ltd.                           7,846  175,048             0.0%
    Modetour Network, Inc.                                     1,231   39,313             0.0%
*   Muhak Co., Ltd.                                            1,077   45,330             0.0%
    Namhae Chemical Corp.                                      3,185   28,011             0.0%
    Namyang Dairy Products Co., Ltd.                             115   84,799             0.0%
    Nanos Co., Ltd.                                            2,198   14,843             0.0%
*   Naturalendo Tech Co., Ltd.                                 5,533  111,618             0.0%
    NAVER Corp.                                                  509  267,263             0.0%
    NCSoft Corp.                                                 938  155,542             0.0%
*   Neowiz Games Corp.                                         1,463   23,271             0.0%
*   NEPES Corp.                                                4,470   26,100             0.0%
    Nexen Tire Corp.                                           7,362   85,199             0.0%
*   Nexon GT Co., Ltd.                                         2,833   34,606             0.0%
    NH Investment & Securities Co., Ltd.                      22,139  194,518             0.0%
*   NHN Entertainment Corp.                                    2,545  123,635             0.0%
    NICE Holdings Co., Ltd.                                    4,093   91,229             0.0%
    NICE Information Service Co., Ltd.                         6,781   70,681             0.0%
    Nong Shim Holdings Co., Ltd.                                 505   66,311             0.0%
    NongShim Co., Ltd.                                           369  119,249             0.0%
    NOROO Paint & Coatings Co., Ltd.                           2,394   22,818             0.0%
    OCI Co., Ltd.                                              3,323  238,291             0.0%
    OCI Materials Co., Ltd.                                      620   50,240             0.0%
    Orion Corp.                                                  117   98,368             0.0%
*   Osstem Implant Co., Ltd.                                     591   34,511             0.0%
    Ottogi Corp.                                                  39   35,825             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
SOUTH KOREA -- (Continued)
*   Paradise Co., Ltd.                                         3,941 $   74,324             0.0%
    Partron Co., Ltd.                                         11,330     97,147             0.0%
    Poongsan Corp.                                             6,855    154,259             0.0%
    Poongsan Holdings Corp.                                      334     11,757             0.0%
    POSCO                                                      1,388    223,205             0.0%
    POSCO ADR                                                  8,893    355,987             0.1%
    POSCO Chemtech Co., Ltd.                                   3,310     41,532             0.0%
    Posco ICT Co., Ltd.                                        4,665     20,380             0.0%
    Pulmuone Co., Ltd.                                           213     34,582             0.0%
    Pyeong Hwa Automotive Co., Ltd.                            4,745     60,581             0.0%
    S&T Dynamics Co., Ltd.                                     5,618     68,256             0.0%
    S&T Holdings Co., Ltd.                                       801     18,621             0.0%
    S&T Motiv Co., Ltd.                                          766     48,847             0.0%
    S-1 Corp.                                                    901     78,229             0.0%
    S-Oil Corp.                                                1,283     76,732             0.0%
*   Sajo Industries Co., Ltd.                                    503     30,133             0.0%
    Samchully Co., Ltd.                                          294     26,392             0.0%
*   Samho International Co., Ltd.                                805     12,410             0.0%
    SAMHWA Paints Industrial Co., Ltd.                         1,278     14,965             0.0%
    Samick Musical Instruments Co., Ltd.                       9,330     33,071             0.0%
    Samjin Pharmaceutical Co., Ltd.                            1,676     35,810             0.0%
    Samkwang Glass                                               293     24,564             0.0%
    Samlip General Foods Co., Ltd.                               148     36,485             0.0%
    Samsung Card Co., Ltd.                                     6,351    214,611             0.0%
    Samsung Electro-Mechanics Co., Ltd.                        7,155    407,205             0.1%
    Samsung Electronics Co., Ltd.                              6,080  7,292,508             0.6%
*   Samsung Engineering Co., Ltd.                              4,461     70,796             0.0%
    Samsung Fine Chemicals Co., Ltd.                           5,027    165,196             0.0%
    Samsung Fire & Marine Insurance Co., Ltd.                  1,821    510,705             0.1%
    Samsung Heavy Industries Co., Ltd.                        24,557    284,907             0.1%
    Samsung Life Insurance Co., Ltd.                           3,493    333,505             0.1%
    Samsung SDI Co., Ltd.                                      2,240    208,506             0.0%
    Samsung Securities Co., Ltd.                               7,473    314,373             0.1%
    Samyang Holdings Corp.                                       449     62,871             0.0%
*   Sansung Life & Science Co., Ltd.                           1,152     37,923             0.0%
    SBS Media Holdings Co., Ltd.                              14,920     50,867             0.0%
    Seah Besteel Corp.                                         3,214     80,824             0.0%
    SeAH Steel Corp.                                             761     42,591             0.0%
    Sebang Co., Ltd.                                           3,396     53,364             0.0%
*   Seegene, Inc.                                              1,200     41,442             0.0%
    Sejong Industrial Co., Ltd.                                2,136     20,633             0.0%
    Sekonix Co., Ltd.                                          1,153     18,717             0.0%
    Seohan Co., Ltd.                                          15,377     28,132             0.0%
*   Seohee Construction Co., Ltd.                             33,295     31,765             0.0%
*   Seoul Semiconductor Co., Ltd.                              5,159     85,606             0.0%
    SEOWONINTECH Co., Ltd.                                     3,132     36,703             0.0%
    SFA Engineering Corp.                                        922     35,321             0.0%
    SH Energy & Chemical Co., Ltd.                            26,194     36,514             0.0%
    Shinhan Financial Group Co., Ltd.                          9,119    348,029             0.1%
    Shinhan Financial Group Co., Ltd. ADR                      3,200    122,720             0.0%
    Shinsegae Co., Ltd.                                        1,144    232,774             0.0%
*   Shinsegae Engineering & Construction Co., Ltd.               370     16,052             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
SOUTH KOREA -- (Continued)
    Shinsegae International Co., Ltd.                            191 $ 18,538             0.0%
*   Shinsung Tongsang Co., Ltd.                               23,223   38,856             0.0%
*   SHOWBOX Corp.                                              5,036   31,159             0.0%
    Silicon Works Co., Ltd.                                      848   25,217             0.0%
*   SIMMTECH Co., Ltd.                                         4,201   29,370             0.0%
*   SIMMTECH HOLDINGS Co., Ltd.                                3,580    9,702             0.0%
    SK Chemicals Co., Ltd.                                     1,445   85,339             0.0%
    SK Gas, Ltd.                                               1,079   80,416             0.0%
    SK Holdings Co., Ltd.                                      2,335  545,808             0.1%
    SK Hynix, Inc.                                            15,746  421,398             0.1%
*   SK Innovation Co., Ltd.                                    4,489  465,458             0.1%
    SK Networks Co., Ltd.                                     23,594  146,357             0.0%
*   SK Securities Co., Ltd.                                   33,078   33,804             0.0%
    SK Telecom Co., Ltd.                                         354   74,983             0.0%
    SK Telecom Co., Ltd. ADR                                   1,400   32,984             0.0%
    SKC Co., Ltd.                                              3,199  107,369             0.0%
    SL Corp.                                                   4,432   65,911             0.0%
*   SM Entertainment Co.                                       2,093   83,848             0.0%
    Solid, Inc.                                                3,236   17,842             0.0%
    Songwon Industrial Co., Ltd.                               3,741   35,959             0.0%
    Soulbrain Co., Ltd.                                        1,294   45,065             0.0%
*   Ssangyong Cement Industrial Co., Ltd.                      3,808   60,189             0.0%
*   STS Semiconductor & Telecommunications                     9,636   23,015             0.0%
    Suheung Co., Ltd.                                            391   17,036             0.0%
    Sunchang Corp.                                             2,419   35,722             0.0%
    Sung Kwang Bend Co., Ltd.                                  5,169   42,460             0.0%
*   Sungchang Enterprise Holdings, Ltd.                          985   25,339             0.0%
*   Sungshin Cement Co., Ltd.                                  2,333   23,175             0.0%
    Sungwoo Hitech Co., Ltd.                                   7,231   55,922             0.0%
*   Suprema, Inc.                                              1,100   19,877             0.0%
    Taekwang Industrial Co., Ltd.                                109  106,092             0.0%
*   Taewoong Co., Ltd.                                         1,614   21,147             0.0%
*   Taeyoung Engineering & Construction Co., Ltd.             14,794   76,213             0.0%
*   TK Corp.                                                   2,548   25,191             0.0%
    Tongyang Life Insurance Co, Ltd.                          13,038  159,435             0.0%
    Tovis Co., Ltd.                                            3,403   29,879             0.0%
    Ubiquoss, Inc.                                             2,757   34,839             0.0%
    Unid Co., Ltd.                                             1,391   62,266             0.0%
    Value Added Technologies Co., Ltd.                         1,541   52,453             0.0%
*   Webzen, Inc.                                               1,121   31,842             0.0%
*   WeMade Entertainment Co., Ltd.                             1,114   44,598             0.0%
    Whanin Pharmaceutical Co., Ltd.                            1,927   34,850             0.0%
    WiSoL Co., Ltd.                                            4,194   59,338             0.0%
*   Wonik IPS Co., Ltd.                                       13,919  114,716             0.0%
*   Wonik Materials Co., Ltd.                                    497   25,340             0.0%
*   Wonik QnC Corp.                                            1,759   24,490             0.0%
*   Woongjin Co., Ltd.                                         7,555   19,915             0.0%
*   Woongjin Thinkbig Co., Ltd.                                2,458   17,606             0.0%
    Woori Bank                                                23,163  200,929             0.0%
    YG Entertainment, Inc.                                       593   23,577             0.0%
    Young Poong Corp.                                             40   43,922             0.0%
    Youngone Corp.                                             2,309   96,779             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
SOUTH KOREA -- (Continued)
    Youngone Holdings Co., Ltd.                                 1,312 $    82,676             0.0%
*   Yuanta Securities Korea Co., Ltd.                          22,691      78,892             0.0%
    Yuhan Corp.                                                   251      62,167             0.0%
                                                                      -----------             ---
TOTAL SOUTH KOREA                                                      48,558,390             4.2%
                                                                      -----------             ---
SPAIN -- (2.1%)
    Abengoa SA Class A                                          3,998       4,752             0.0%
    Abengoa SA Class B                                         93,807      90,852             0.0%
    Abertis Infraestructuras SA                                14,609     242,598             0.0%
    Acciona SA                                                  5,896     494,613             0.1%
    Acerinox SA                                                21,586     233,220             0.0%
    ACS Actividades de Construccion y Servicios SA             27,469     931,979             0.1%
    Almirall SA                                                12,814     246,648             0.0%
    Amadeus IT Holding SA Class A                              16,886     718,272             0.1%
    Atresmedia Corp de Medios de Comunicacion SA                8,092     103,633             0.0%
    Banco Bilbao Vizcaya Argentaria SA                        189,544   1,630,763             0.2%
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR           25,009     215,578             0.0%
    Banco Bilbao Vizcaya Argentaria, SA                         2,060      17,760             0.0%
    Banco de Sabadell SA                                      541,616   1,044,940             0.1%
    Banco Popular Espanol SA                                  255,494     971,410             0.1%
    Banco Santander SA                                        584,900   3,267,370             0.3%
    Banco Santander SA Sponsored ADR                           80,083     443,660             0.0%
    Bankia SA                                                 347,241     446,241             0.1%
    Bankinter SA                                               51,377     371,567             0.0%
*   Baron de Ley                                                  167      17,052             0.0%
    Bolsas y Mercados Espanoles SHMSF SA                        8,475     304,065             0.0%
    CaixaBank SA                                              161,044     616,824             0.1%
    Cie Automotive SA                                          12,287     196,783             0.0%
    Construcciones y Auxiliar de Ferrocarriles SA                 359     100,214             0.0%
    Distribuidora Internacional de Alimentacion SA             74,342     472,339             0.1%
    Duro Felguera SA                                           14,383      33,788             0.0%
    Ebro Foods SA                                               9,065     171,697             0.0%
    Enagas SA                                                  25,496     770,955             0.1%
    Ence Energia y Celulosa SA                                 20,303      70,966             0.0%
    Endesa SA                                                  15,634     347,625             0.0%
    Faes Farma SA                                              34,583      92,924             0.0%
    Ferrovial SA                                               10,420     262,870             0.0%
*   Fomento de Construcciones y Contratas SA                    9,741      74,156             0.0%
    Gamesa Corp. Tecnologica SA                                43,715     689,969             0.1%
    Gas Natural SDG SA                                         19,030     411,654             0.0%
    Grifols SA                                                  4,426     204,990             0.0%
    Grupo Catalana Occidente SA                                 5,983     185,511             0.0%
    Iberdrola SA                                              329,606   2,350,466             0.2%
*   Indra Sistemas SA                                          11,021     117,907             0.0%
    Industria de Diseno Textil SA                              15,086     564,886             0.1%
*   Inmobiliaria Colonial SA                                  301,043     222,637             0.0%
*   Liberbank SA                                              284,630     176,028             0.0%
    Mapfre SA                                                 246,467     731,209             0.1%
    Mediaset Espana Comunicacion SA                            16,685     202,448             0.0%
    Melia Hotels International SA                               9,191     132,718             0.0%
    Miquel y Costas & Miquel SA                                 2,203      78,703             0.0%
*   NH Hotel Group SA                                          21,552     131,723             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
SPAIN -- (Continued)
    Obrascon Huarte Lain SA(5379749)                            3,660 $    29,273             0.0%
    Obrascon Huarte Lain SA(BZBWTC4)                            7,320      58,713             0.0%
    Papeles y Cartones de Europa SA                             7,012      39,779             0.0%
*   Promotora de Informaciones SA Class A                       7,262      40,275             0.0%
    Prosegur Cia de Seguridad SA                               43,888     195,274             0.0%
    Red Electrica Corp. SA                                      8,809     775,499             0.1%
    Repsol SA                                                  47,013     591,817             0.1%
    Repsol SA Sponsored ADR                                     7,793      97,646             0.0%
    Sacyr SA                                                   29,061      73,117             0.0%
    Tecnicas Reunidas SA                                        3,848     171,378             0.0%
    Telefonica SA                                             114,955   1,516,636             0.1%
    Telefonica SA Sponsored ADR                                 6,054      79,731             0.0%
    Tubacex SA                                                  8,420      18,051             0.0%
    Tubos Reunidos SA                                           7,042       7,387             0.0%
    Vidrala SA                                                  3,830     181,248             0.0%
    Viscofan SA                                                 4,549     265,321             0.0%
    Zardoya Otis SA                                            17,319     212,954             0.0%
*   Zeltia SA                                                  17,562      77,917             0.0%
                                                                      -----------             ---
TOTAL SPAIN                                                            25,640,979             2.2%
                                                                      -----------             ---
SWEDEN -- (2.2%)
    AAK AB                                                      4,005     288,372             0.0%
    AddTech AB Class B                                          5,914      83,833             0.0%
    AF AB Class B                                               7,570     111,948             0.0%
    Alfa Laval AB                                              12,509     219,456             0.0%
*   Arcam AB                                                    2,317      43,368             0.0%
    Assa Abloy AB Class B                                      40,078     797,275             0.1%
    Atlas Copco AB Class A                                      8,766     228,448             0.0%
    Atlas Copco AB Class B                                      4,750     114,830             0.0%
    Atrium Ljungberg AB Class B                                 5,545      85,989             0.0%
    Avanza Bank Holding AB                                      3,030     119,838             0.0%
    Axfood AB                                                   8,512     153,608             0.0%
    B&B Tools AB Class B                                        1,238      16,159             0.0%
    Beijer Alma AB                                              1,264      29,292             0.0%
    Betsson AB                                                 15,660     254,690             0.0%
    Bilia AB Class A                                            8,064     169,024             0.0%
    BillerudKorsnas AB                                         33,529     606,785             0.1%
    BioGaia AB Class B                                          1,294      41,991             0.0%
    Boliden AB                                                 49,450     946,788             0.1%
    Bure Equity AB                                              2,880      18,680             0.0%
    Byggmax Group AB                                           10,721      87,064             0.0%
    Castellum AB                                               19,582     293,093             0.0%
    Clas Ohlson AB Class B                                      6,173      93,780             0.0%
*   Cloetta AB Class B                                         53,407     159,143             0.0%
    Com Hem Holding AB                                            138       1,179             0.0%
    Concentric AB                                               8,691     100,538             0.0%
    Dios Fastigheter AB                                         5,665      41,570             0.0%
*   Doro AB                                                     4,842      28,342             0.0%
    Duni AB                                                     9,329     141,553             0.0%
    Electrolux AB Series B                                     11,448     336,804             0.0%
    Elekta AB Class B                                          16,486     127,559             0.0%
    Fabege AB                                                  15,860     251,965             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
SWEDEN -- (Continued)
*   Fastighets AB Balder                                       8,635 $173,949             0.0%
    FinnvedenBulten AB                                         3,964   39,026             0.0%
    Getinge AB Class B                                        22,794  569,659             0.1%
    Gunnebo AB                                                 3,274   15,162             0.0%
    Haldex AB                                                 11,172  107,825             0.0%
    Hemfosa Fastigheter AB                                    15,923  172,665             0.0%
    Hennes & Mauritz AB Class B                               15,278  593,900             0.1%
    Hexagon AB Class B                                         6,634  230,103             0.0%
    Hexpol AB                                                 15,137  147,036             0.0%
    HIQ International AB                                       9,804   55,645             0.0%
    Holmen AB Class B                                         12,593  379,614             0.1%
    Hufvudstaden AB Class A                                   15,598  220,392             0.0%
    Husqvarna AB Class A                                       2,777   18,164             0.0%
    Husqvarna AB Class B                                      56,338  370,888             0.1%
    ICA Gruppen AB                                             5,479  195,458             0.0%
    Industrial & Financial Systems Class B                     2,426   93,722             0.0%
    Indutrade AB                                               6,228  296,149             0.0%
    Intrum Justitia AB                                         7,829  280,883             0.0%
    JM AB                                                     12,115  342,412             0.0%
    KappAhl AB                                                 4,789   16,234             0.0%
    Klovern AB Class A                                             1        1             0.0%
#   Klovern AB Class B                                        85,401   88,374             0.0%
    Kungsleden AB                                             26,084  195,356             0.0%
    Lagercrantz Group AB Class B                               2,208   16,720             0.0%
    Lindab International AB                                   18,665  127,399             0.0%
    Loomis AB Class B                                         11,420  296,385             0.0%
*   Lundin Petroleum AB                                        6,226   90,121             0.0%
    Meda AB Class A                                           26,579  390,079             0.1%
*   Medivir AB Class B                                         5,509   48,959             0.0%
    Mekonomen AB                                               6,188  146,447             0.0%
    Micronic Mydata AB                                         5,846   41,688             0.0%
    Millicom International Cellular SA                         6,293  350,813             0.1%
    Modern Times Group MTG AB Class B                         11,076  314,191             0.0%
    MQ Holding AB                                              3,573   17,824             0.0%
    NCC AB Class B                                            15,779  488,006             0.1%
    NetEnt AB                                                  3,249  184,560             0.0%
    New Wave Group AB Class B                                  9,968   44,283             0.0%
    Nibe Industrier AB Class B                                10,754  346,287             0.0%
    Nobia AB                                                  18,988  232,548             0.0%
    Nolato AB Class B                                          8,898  244,099             0.0%
    Nordea Bank AB                                            84,722  934,791             0.1%
    Nordnet AB Class B                                        14,629   51,888             0.0%
*   Oriflame Holding AG                                        2,441   33,820             0.0%
    Peab AB                                                   36,222  276,897             0.0%
    Ratos AB Class B                                          47,692  278,368             0.0%
*   RaySearch Laboratories AB                                  4,704   59,158             0.0%
    Rezidor Hotel Group AB                                     3,615   15,334             0.0%
    Saab AB Class B                                            9,875  278,101             0.0%
    Sandvik AB                                                49,703  463,566             0.1%
*   SAS AB                                                    20,939   40,384             0.0%
    Securitas AB Class B                                      33,360  435,538             0.1%
    Skandinaviska Enskilda Banken AB Class A                  65,232  684,993             0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
SWEDEN -- (Continued)
    Skanska AB Class B                                         13,978 $   272,752             0.0%
    SKF AB Class B                                             18,779     329,986             0.0%
    SkiStar AB                                                  1,654      24,024             0.0%
*   SSAB AB Class A(BPRBWK4)                                    2,266       8,214             0.0%
*   SSAB AB Class A(B17H0S8)                                   34,293     123,639             0.0%
*   SSAB AB Class B(BPRBWM6)                                    5,795      18,455             0.0%
*   SSAB AB Class B(B17H3F6)                                   26,699      84,266             0.0%
    Svenska Cellulosa AB SCA Class A                            2,277      67,184             0.0%
    Svenska Cellulosa AB SCA Class B                           34,871   1,027,089             0.1%
    Svenska Handelsbanken AB Class A                           42,729     580,323             0.1%
    Sweco AB                                                      695      10,167             0.0%
    Sweco AB Class B                                            4,543      66,539             0.0%
    Swedbank AB Class A                                        25,972     595,106             0.1%
    Swedish Match AB                                           10,762     338,311             0.0%
*   Swedish Orphan Biovitrum AB                                 5,636      85,563             0.0%
    Tele2 AB Class B                                           67,043     669,532             0.1%
    Telefonaktiebolaget LM Ericsson Class A                     1,268      11,520             0.0%
    Telefonaktiebolaget LM Ericsson Class B                    73,539     715,719             0.1%
    Telefonaktiebolaget LM Ericsson Sponsored ADR               8,088      78,777             0.0%
    TeliaSonera AB                                            184,666     943,554             0.1%
    Trelleborg AB Class B                                      30,970     521,788             0.1%
    Unibet Group P.L.C.                                         2,261     199,131             0.0%
    Vitrolife AB                                                  600      13,940             0.0%
    Volvo AB Class A                                           30,091     311,661             0.0%
    Volvo AB Class B                                          148,023   1,531,021             0.2%
    Volvo AB Sponsored ADR                                      1,820      18,883             0.0%
    Wallenstam AB Class B                                      19,393     171,759             0.0%
    Wihlborgs Fastigheter AB                                   10,862     212,359             0.0%
                                                                      -----------             ---
TOTAL SWEDEN                                                           26,560,090             2.3%
                                                                      -----------             ---
SWITZERLAND -- (5.3%)
    ABB, Ltd.                                                 100,719   1,900,134             0.2%
    ABB, Ltd. Sponsored ADR                                    11,588     218,781             0.0%
    Actelion, Ltd.                                              3,391     470,719             0.1%
    Adecco SA                                                  16,842   1,251,955             0.1%
*   AFG Arbonia-Forster Holding AG                              2,159      20,911             0.0%
    Allreal Holding AG                                          1,015     134,501             0.0%
    Alpiq Holding AG                                              837      88,380             0.0%
    ams AG                                                     10,328     330,498             0.0%
    APG SGA SA                                                     87      35,038             0.0%
    Aryzta AG                                                   6,329     284,995             0.0%
    Ascom Holding AG                                            7,876     149,287             0.0%
    Autoneum Holding AG                                           579     106,291             0.0%
    Baloise Holding AG                                          7,533     903,183             0.1%
    Banque Cantonale Vaudoise                                     718     442,156             0.1%
    Barry Callebaut AG                                            200     239,668             0.0%
    Basler Kantonalbank                                           177      12,076             0.0%
    Belimo Holding AG                                              81     173,537             0.0%
    Bell AG                                                        12      32,983             0.0%
    Berner Kantonalbank AG                                        285      53,040             0.0%
    BKW AG                                                      1,996      75,690             0.0%
    Bobst Group SA                                              1,669      70,716             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
SWITZERLAND -- (Continued)
    Bossard Holding AG Class A                                 1,212 $  117,991             0.0%
    Bucher Industries AG                                       1,611    366,623             0.0%
    Burckhardt Compression Holding AG                            664    231,344             0.0%
    Burkhalter Holding AG                                        126     13,445             0.0%
    Cembra Money Bank AG                                       4,077    243,072             0.0%
    Chocoladefabriken Lindt & Sprungli AG                          2    148,388             0.0%
    Cie Financiere Richemont SA                               20,413  1,750,365             0.2%
    Clariant AG                                               73,554  1,352,536             0.1%
    Coltene Holding AG                                           214     13,988             0.0%
    Conzzeta AG                                                  144     89,373             0.0%
*   Cosmo Pharmaceuticals SA                                     142     21,819             0.0%
    Credit Suisse Group AG                                    34,069    849,722             0.1%
    Credit Suisse Group AG Sponsored ADR                      11,048    276,200             0.0%
    Daetwyler Holding AG                                       1,652    231,591             0.0%
    DKSH Holding AG                                            3,381    205,918             0.0%
    dorma+kaba Holding AG Class B                                405    252,538             0.0%
*   Dufry AG                                                   8,235    962,056             0.1%
    EFG International AG                                      14,510    145,871             0.0%
    Emmi AG                                                      550    248,787             0.0%
    EMS-Chemie Holding AG                                        594    251,366             0.0%
    Flughafen Zuerich AG                                         984    744,768             0.1%
    Forbo Holding AG                                             252    286,572             0.0%
    Galenica AG                                                  609    892,122             0.1%
    GAM Holding AG                                            33,646    615,468             0.1%
    Gategroup Holding AG                                       4,956    185,821             0.0%
    Geberit AG                                                 1,226    395,654             0.0%
    Georg Fischer AG                                           1,010    620,546             0.1%
    Givaudan SA                                                  309    552,554             0.1%
    Gurit Holding AG                                             121     67,666             0.0%
    Helvetia Holding AG                                        1,567    819,575             0.1%
    Huber & Suhner AG                                            483     20,848             0.0%
    Implenia AG                                                2,698    133,722             0.0%
    Inficon Holding AG                                           363    103,716             0.0%
    Interroll Holding AG                                          92     71,171             0.0%
    Intershop Holding AG                                         189     80,229             0.0%
    Julius Baer Group, Ltd.                                   31,428  1,558,279             0.1%
    Kardex AG                                                  1,557    116,220             0.0%
    Komax Holding AG                                             876    145,791             0.0%
    Kudelski SA                                               10,265    137,970             0.0%
    Kuehne + Nagel International AG                            1,868    258,825             0.0%
    Kuoni Reisen Holding AG                                      582    120,504             0.0%
    LafargeHolcim, Ltd.(7110753)                              21,108  1,188,692             0.1%
*   LafargeHolcim, Ltd.(BZ3DNX4)                               6,741    379,133             0.0%
    LEM Holding SA                                                68     47,967             0.0%
    Logitech International SA(B18ZRK2)                         5,234     76,891             0.0%
    Logitech International SA(H50430232)                      27,599    407,361             0.1%
    Lonza Group AG                                             7,355  1,079,565             0.1%
    Luzerner Kantonalbank AG                                     500    184,403             0.0%
    Metall Zug AG                                                 41    104,541             0.0%
*   Meyer Burger Technology AG                                 3,779     27,015             0.0%
    Micronas Semiconductor Holding AG                          2,046      8,714             0.0%
    Mobilezone Holding AG                                      3,579     53,033             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
SWITZERLAND -- (Continued)
    Mobimo Holding AG                                           1,551 $   334,499             0.0%
    Nestle SA                                                 147,224  11,244,076             1.0%
    Novartis AG                                                46,381   4,201,592             0.4%
    Novartis AG Sponsored ADR                                  20,738   1,875,337             0.2%
    OC Oerlikon Corp. AG                                       32,767     314,429             0.0%
    Orior AG                                                      811      45,513             0.0%
    Panalpina Welttransport Holding AG                          1,963     224,117             0.0%
    Partners Group Holding AG                                   1,198     433,491             0.1%
    Phoenix Mecano AG                                              30      14,250             0.0%
*   Plazza AG                                                      96      19,079             0.0%
    PSP Swiss Property AG                                       4,051     352,397             0.0%
    Rieter Holding AG                                             756     124,656             0.0%
    Roche Holding AG(7108918)                                     413     112,991             0.0%
    Roche Holding AG(7110388)                                  10,869   2,950,921             0.3%
    Romande Energie Holding SA                                     10       9,424             0.0%
    Schindler Holding AG                                          681     110,841             0.0%
*   Schmolz + Bickenbach AG                                    32,348      17,644             0.0%
    Schweiter Technologies AG                                     228     182,550             0.0%
    SFS Group AG                                                  172      11,087             0.0%
    SGS SA                                                        188     357,971             0.0%
    Siegfried Holding AG                                          989     198,071             0.0%
    Sika AG                                                       192     629,674             0.1%
    Sonova Holding AG                                           5,855     798,881             0.1%
    St Galler Kantonalbank AG                                     338     122,222             0.0%
    Straumann Holding AG                                          903     255,514             0.0%
    Sulzer AG                                                   3,917     395,796             0.0%
    Swatch Group AG (The)(7184725)                              2,537     990,799             0.1%
    Swatch Group AG (The)(7184736)                              4,081     294,819             0.0%
    Swiss Life Holding AG                                       6,607   1,574,381             0.2%
    Swiss Re AG                                                19,781   1,836,285             0.2%
    Swisscom AG                                                 1,000     515,215             0.1%
    Swissquote Group Holding SA                                 2,093      50,399             0.0%
    Syngenta AG                                                 8,330   2,798,632             0.3%
    Syngenta AG ADR                                             4,074     274,140             0.0%
    Tamedia AG                                                    104      17,529             0.0%
    Tecan Group AG                                                795     108,292             0.0%
    Temenos Group AG                                            6,568     306,820             0.0%
    U-Blox AG                                                     494      95,425             0.0%
    UBS Group AG(BRJL176)                                      93,295   1,863,328             0.2%
*   UBS Group AG(H42097107)                                    13,106     262,513             0.0%
    Valiant Holding AG                                          3,225     372,329             0.0%
    Valora Holding AG                                             704     141,588             0.0%
    Vaudoise Assurances Holding SA                                168      87,021             0.0%
    Vetropack Holding AG                                           10      15,395             0.0%
    Vontobel Holding AG                                         5,878     289,596             0.0%
    VP Bank AG                                                     62       4,984             0.0%
    VZ Holding AG                                                 217      67,577             0.0%
    Ypsomed Holding AG                                            114      14,984             0.0%
    Zehnder Group AG                                            1,798      61,234             0.0%
    Zuger Kantonalbank AG                                           3      14,089             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
SWITZERLAND -- (Continued)
    Zurich Insurance Group AG                                     7,742 $ 2,043,113             0.2%
                                                                        -----------             ---
TOTAL SWITZERLAND                                                        65,690,378             5.6%
                                                                        -----------             ---
TAIWAN -- (3.2%)
    A-DATA Technology Co., Ltd.                                  78,000      80,466             0.0%
*   Ability Enterprise Co., Ltd.                                 95,000      52,547             0.0%
    AcBel Polytech, Inc.                                         62,000      43,807             0.0%
    Accton Technology Corp.                                     116,000      72,618             0.0%
*   Acer, Inc.                                                  413,000     175,105             0.0%
    ACES Electronic Co., Ltd.                                    18,000      14,439             0.0%
    ACHEM TECHNOLOGY Corp.                                       26,000      10,726             0.0%
    Actron Technology Corp.                                      16,000      55,069             0.0%
    Adlink Technology, Inc.                                      11,991      32,177             0.0%
    Advanced Ceramic X Corp.                                      5,000      31,236             0.0%
    Advanced Semiconductor Engineering, Inc.                    200,000     230,891             0.1%
    Advanced Semiconductor Engineering, Inc. ADR                  6,800      39,032             0.0%
    Advanced Wireless Semiconductor Co.                          19,000      45,468             0.0%
    Advantech Co., Ltd.                                           7,000      50,132             0.0%
    Airtac International Group                                   17,450      90,493             0.0%
    ALI Corp.                                                    69,000      35,326             0.0%
    Alpha Networks, Inc.                                         33,300      19,212             0.0%
    Altek Corp.                                                  71,000      59,040             0.0%
    Apacer Technology, Inc.                                      25,000      14,430             0.0%
    Apex International Co., Ltd.                                 46,000      59,477             0.0%
    Arcadyan Technology Corp.                                    21,000      20,864             0.0%
    Ardentec Corp.                                               99,990      75,869             0.0%
    Asia Cement Corp.                                           156,000     162,024             0.0%
*   Asia Optical Co., Inc.                                       63,000      60,018             0.0%
    Asia Plastic Recycling Holding, Ltd.                         22,849      16,179             0.0%
    Asia Vital Components Co., Ltd.                              85,000      68,421             0.0%
    Asustek Computer, Inc.                                       46,000     411,672             0.1%
    Aten International Co., Ltd.                                 22,000      48,852             0.0%
    AU Optronics Corp.                                        1,497,000     440,352             0.1%
    AU Optronics Corp. Sponsored ADR                             12,300      35,547             0.0%
    BenQ Materials Corp.                                         28,000      20,013             0.0%
    BES Engineering Corp.                                       377,000      88,780             0.0%
    Bizlink Holding, Inc.                                        10,496      47,208             0.0%
    Boardtek Electronics Corp.                                   19,000      23,505             0.0%
    Capital Securities Corp.                                    439,000     130,354             0.0%
    Career Technology MFG. Co., Ltd.                             95,000      77,441             0.0%
    Casetek Holdings, Ltd.                                       21,000      91,926             0.0%
    Catcher Technology Co., Ltd.                                 28,000     274,793             0.1%
    Cathay Financial Holding Co., Ltd.                          236,000     336,157             0.1%
    Cathay Real Estate Development Co., Ltd.                    104,000      44,889             0.0%
    Chailease Holding Co., Ltd.                                 149,760     285,904             0.1%
    Chang Hwa Commercial Bank, Ltd.                             310,510     161,172             0.0%
    Charoen Pokphand Enterprise                                  33,000      22,332             0.0%
    Chaun-Choung Technology Corp.                                12,000      28,003             0.0%
    Cheng Loong Corp.                                           193,000      68,289             0.0%
    Cheng Shin Rubber Industry Co., Ltd.                         83,000     150,280             0.0%
    Cheng Uei Precision Industry Co., Ltd.                       92,000     134,402             0.0%
    Chicony Electronics Co., Ltd.                                48,240     114,815             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
TAIWAN -- (Continued)
    Chilisin Electronics Corp.                                 19,000 $ 27,136             0.0%
    Chimei Materials Technology Corp.                          97,000   67,883             0.0%
    Chin-Poon Industrial Co., Ltd.                             62,000   83,347             0.0%
*   China Airlines, Ltd.                                      587,000  210,137             0.1%
    China Bills Finance Corp.                                 280,000   97,089             0.0%
    China Chemical & Pharmaceutical Co., Ltd.                  42,000   24,022             0.0%
    China Development Financial Holding Corp.                 857,000  230,264             0.1%
    China General Plastics Corp.                               54,000   23,783             0.0%
    China Life Insurance Co., Ltd.                            423,300  349,272             0.1%
    China Metal Products                                       87,000   77,858             0.0%
*   China Petrochemical Development Corp.                     489,000  124,408             0.0%
    China Steel Chemical Corp.                                 14,000   52,975             0.0%
    China Steel Corp.                                         541,000  327,007             0.1%
    China Synthetic Rubber Corp.                              123,110   90,817             0.0%
    Chinatrust Financial Holding Co., Ltd.                    539,077  295,337             0.1%
    Chipbond Technology Corp.                                 126,000  179,317             0.0%
    Chong Hong Construction Co., Ltd.                          44,100   62,461             0.0%
    Chroma ATE, Inc.                                           34,000   60,603             0.0%
    Chung Hsin Electric & Machinery Manufacturing Corp.        97,000   51,884             0.0%
    Chung Hwa Pulp Corp.                                      108,228   33,145             0.0%
    Chunghwa Telecom Co., Ltd. ADR                              3,400  104,176             0.0%
    Cleanaway Co., Ltd.                                         7,000   34,390             0.0%
    Clevo Co.                                                 111,000  119,627             0.0%
*   CMC Magnetics Corp.                                       570,219   68,408             0.0%
    Compal Electronics, Inc.                                  638,000  396,791             0.1%
    Compeq Manufacturing Co., Ltd.                            196,000  128,463             0.0%
    Coretronic Corp.                                          136,000  125,291             0.0%
    Coxon Precise Industrial Co., Ltd.                         34,000   60,683             0.0%
    CTCI Corp.                                                 43,000   55,979             0.0%
    Cub Elecparts, Inc.                                         3,449   43,241             0.0%
    CviLux Corp.                                                9,000    7,953             0.0%
    Cyberlink Corp.                                            13,000   27,764             0.0%
    CyberTAN Technology, Inc.                                  46,000   24,044             0.0%
*   D-Link Corp.                                              210,800   66,960             0.0%
    Da-Li Development Co., Ltd.                                30,236   19,784             0.0%
    Darfon Electronics Corp.                                   41,000   21,378             0.0%
    Darwin Precisions Corp.                                    69,000   27,183             0.0%
    Delta Electronics, Inc.                                    26,000  132,199             0.0%
    Depo Auto Parts Ind Co., Ltd.                              22,000   73,720             0.0%
    Dynapack International Technology Corp.                    34,000   55,622             0.0%
*   E Ink Holdings, Inc.                                      190,000   92,799             0.0%
    E-Lead Electronic Co., Ltd.                                19,000   24,905             0.0%
    E.Sun Financial Holding Co., Ltd.                         299,994  180,305             0.0%
    Eclat Textile Co., Ltd.                                     7,000  102,956             0.0%
    Edom Technology Co., Ltd.                                  31,334   20,501             0.0%
    eGalax_eMPIA Technology, Inc.                              17,000   29,126             0.0%
    Elan Microelectronics Corp.                                47,000   51,884             0.0%
    Elite Advanced Laser Corp.                                 12,000   50,609             0.0%
    Elite Material Co., Ltd.                                   55,000  112,374             0.0%
    Elite Semiconductor Memory Technology, Inc.                51,000   45,671             0.0%
    Elitegroup Computer Systems Co., Ltd.                      82,000   56,838             0.0%
    eMemory Technology, Inc.                                    6,000   61,646             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
TAIWAN -- (Continued)
    EnTie Commercial Bank Co., Ltd.                            51,000 $ 23,848             0.0%
    Epistar Corp.                                             178,000  160,314             0.0%
    Eternal Materials Co., Ltd.                                89,000   84,263             0.0%
    Etron Technology, Inc.                                     23,000    9,449             0.0%
*   Eva Airways Corp.                                         300,000  176,072             0.0%
    Everest Textile Co., Ltd.                                  59,000   29,704             0.0%
    Evergreen International Storage & Transport Corp.         135,000   55,974             0.0%
    Evergreen Marine Corp. Taiwan, Ltd.                       263,610  117,342             0.0%
    Everlight Chemical Industrial Corp.                        86,100   55,229             0.0%
    Everlight Electronics Co., Ltd.                            80,000  121,363             0.0%
    Excelsior Medical Co., Ltd.                                17,000   25,645             0.0%
    Far Eastern Department Stores, Ltd.                       267,000  161,549             0.0%
    Far Eastern International Bank                            407,781  126,688             0.0%
    Far Eastern New Century Corp.                             202,100  183,684             0.0%
    Far EasTone Telecommunications Co., Ltd.                   56,000  121,501             0.0%
    Faraday Technology Corp.                                   15,600   25,385             0.0%
    Farglory Land Development Co., Ltd.                        93,000  107,047             0.0%
    Federal Corp.                                              37,555   17,064             0.0%
    Feng Hsin Steel Co., Ltd.                                  73,000   84,205             0.0%
    Feng TAY Enterprise Co., Ltd.                              18,540  106,238             0.0%
    First Financial Holding Co., Ltd.                         508,774  246,400             0.1%
    First Steamship Co., Ltd.                                  38,000   13,601             0.0%
    FLEXium Interconnect, Inc.                                 54,451  151,892             0.0%
    Flytech Technology Co., Ltd.                               24,297   77,447             0.0%
    FocalTech Systems Co., Ltd.                               113,000   92,743             0.0%
    Formosa Chemicals & Fibre Corp.                            63,000  144,027             0.0%
    Formosa International Hotels Corp.                          8,672   59,842             0.0%
    Formosa Petrochemical Corp.                                14,000   34,026             0.0%
    Formosa Plastics Corp.                                     83,000  192,613             0.0%
    Formosan Rubber Group, Inc.                                70,000   39,622             0.0%
    Foxconn Technology Co., Ltd.                               50,500  132,274             0.0%
    Fubon Financial Holding Co., Ltd.                         226,000  365,289             0.1%
    Fulgent Sun International Holding Co., Ltd.                18,000   29,851             0.0%
*   G Tech Optoelectronics Corp.                               19,000    8,773             0.0%
    Gemtek Technology Corp.                                    81,000   41,515             0.0%
*   Genesis Photonics, Inc.                                    34,000    9,497             0.0%
*   Genius Electronic Optical Co., Ltd.                        12,000   24,700             0.0%
    GeoVision, Inc.                                             8,800   21,803             0.0%
    Getac Technology Corp.                                    102,000   69,545             0.0%
    Giant Manufacturing Co., Ltd.                              19,000  143,158             0.0%
    Gigabyte Technology Co., Ltd.                             149,000  155,541             0.0%
    Gigasolar Materials Corp.                                   3,000   57,995             0.0%
*   Gigastorage Corp.                                         102,000   79,564             0.0%
    Ginko International Co., Ltd.                               6,000   63,778             0.0%
*   Gintech Energy Corp.                                      126,338   92,815             0.0%
    Global Lighting Technologies, Inc.                          9,000   18,109             0.0%
    Global Mixed Mode Technology, Inc.                         10,000   18,403             0.0%
    Global Unichip Corp.                                       11,000   22,208             0.0%
    Gloria Material Technology Corp.                          115,000   60,980             0.0%
*   Gold Circuit Electronics, Ltd.                             51,000   17,744             0.0%
    Goldsun Buillding Materials Co., Ltd.                     363,000  105,983             0.0%
    Gourmet Master Co., Ltd.                                    7,000   42,532             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
TAIWAN -- (Continued)
    Grand Pacific Petrochemical                                 231,000 $  113,117             0.0%
    Grand Plastic Technology Corp                                 7,000     36,703             0.0%
    Grape King Bio, Ltd.                                         12,000     65,966             0.0%
    Great Wall Enterprise Co., Ltd.                             141,000     85,378             0.0%
    Greatek Electronics, Inc.                                    82,000     80,973             0.0%
*   Green Energy Technology, Inc.                                44,000     22,110             0.0%
    Green Seal Holding, Ltd.                                      6,000     22,613             0.0%
    Hannstar Board Corp.                                         51,000     16,748             0.0%
*   HannStar Display Corp.                                      756,000     98,952             0.0%
*   HannsTouch Solution, Inc.                                    58,797      9,128             0.0%
    Highwealth Construction Corp.                               118,300    174,301             0.0%
    Hiroca Holdings, Ltd.                                         6,000     23,496             0.0%
    Hiwin Technologies Corp.                                     14,420     80,212             0.0%
*   Ho Tung Chemical Corp.                                      229,000     52,938             0.0%
    Holtek Semiconductor, Inc.                                   37,000     55,491             0.0%
    Holy Stone Enterprise Co., Ltd.                              37,000     37,528             0.0%
    Hon Hai Precision Industry Co., Ltd.                        709,800  1,886,690             0.2%
    Hota Industrial Manufacturing Co., Ltd.                      16,000     53,044             0.0%
    Hotai Motor Co., Ltd.                                         9,000    105,000             0.0%
    HTC Corp.                                                    84,000    202,301             0.0%
    Hu Lane Associate, Inc.                                      11,000     50,769             0.0%
    Hua Nan Financial Holdings Co., Ltd.                        380,530    182,868             0.0%
    Huaku Development Co., Ltd.                                  72,000    136,296             0.0%
    Huang Hsiang Construction Corp.                              25,000     20,405             0.0%
    Hung Poo Real Estate Development Corp.                       35,000     23,394             0.0%
    Hung Sheng Construction, Ltd.                                95,000     45,878             0.0%
    Ibase Technology, Inc.                                       17,853     27,109             0.0%
    Ichia Technologies, Inc.                                     69,000     39,545             0.0%
    IEI Integration Corp.                                        26,000     32,723             0.0%
    Innolux Corp.                                             1,068,000    358,289             0.1%
*   Inotera Memories, Inc.                                      347,000    266,317             0.1%
    Inventec Corp.                                              353,000    202,316             0.0%
    ITE Technology, Inc.                                         21,000     17,910             0.0%
    ITEQ Corp.                                                   24,000     16,538             0.0%
    Jih Sun Financial Holdings Co., Ltd.                        428,294     96,726             0.0%
    Johnson Health Tech Co., Ltd.                                13,065     23,957             0.0%
    KEE TAI Properties Co., Ltd.                                114,000     59,965             0.0%
    Kenda Rubber Industrial Co., Ltd.                            72,450    116,854             0.0%
    Kerry TJ Logistics Co., Ltd.                                 15,000     17,928             0.0%
    Kindom Construction Corp.                                   115,000     64,646             0.0%
    King Slide Works Co., Ltd.                                    4,000     52,450             0.0%
    King Yuan Electronics Co., Ltd.                             247,000    157,632             0.0%
    King's Town Bank Co., Ltd.                                  156,000    124,140             0.0%
    Kinik Co.                                                    29,000     50,918             0.0%
*   Kinpo Electronics                                           387,000    125,641             0.0%
    Kinsus Interconnect Technology Corp.                         51,000    104,528             0.0%
    Kung Long Batteries Industrial Co., Ltd.                     11,000     40,664             0.0%
    Kuo Toong International Co., Ltd.                            20,166     22,662             0.0%
    LAN FA Textile                                               48,000     18,269             0.0%
    Largan Precision Co., Ltd.                                    2,000    155,417             0.0%
*   LCY Chemical Corp.                                          162,000    143,777             0.0%
    Lealea Enterprise Co., Ltd.                                 222,000     64,465             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
TAIWAN -- (Continued)
    Lelon Electronics Corp.                                    17,850 $ 12,934             0.0%
    Lextar Electronics Corp.                                  102,000   57,140             0.0%
*   Li Peng Enterprise Co., Ltd.                               75,600   21,290             0.0%
    Lien Hwa Industrial Corp.                                 136,600   84,014             0.0%
    Lingsen Precision Industries, Ltd.                         51,000   15,426             0.0%
    Lite-On Semiconductor Corp.                                25,000   17,578             0.0%
    Lite-On Technology Corp.                                  335,350  347,627             0.1%
    Long Bon International Co., Ltd.                           64,000   40,657             0.0%
    Long Chen Paper Co., Ltd.                                  63,000   22,856             0.0%
    Longwell Co.                                               24,000   17,812             0.0%
    Lotes Co., Ltd.                                             8,000   26,324             0.0%
    Lumax International Corp., Ltd.                            12,000   17,180             0.0%
    Lung Yen Life Service Corp.                                22,000   43,842             0.0%
    LuxNet Corp.                                               12,099   33,873             0.0%
*   Macronix International                                    786,000  115,095             0.0%
    Makalot Industrial Co., Ltd.                               12,419   94,554             0.0%
    Masterlink Securities Corp.                               319,360   91,726             0.0%
    MediaTek, Inc.                                             45,000  350,926             0.1%
    Mega Financial Holding Co., Ltd.                          283,000  206,209             0.1%
    Mercuries & Associates Holding, Ltd.                       66,000   43,286             0.0%
    Mercuries Life Insurance Co., Ltd.                        116,600   71,255             0.0%
    Merida Industry Co., Ltd.                                  12,000   70,136             0.0%
    Merry Electronics Co., Ltd.                                34,000   65,116             0.0%
    Micro-Star International Co., Ltd.                        178,000  180,714             0.0%
*   Microbio Co., Ltd.                                         49,000   40,282             0.0%
    MIN AIK Technology Co., Ltd.                               20,000   38,778             0.0%
*   Motech Industries, Inc.                                    77,000  100,497             0.0%
    MPI Corp.                                                   9,000   18,649             0.0%
    Nak Sealing Technologies Corp.                              8,000   17,960             0.0%
    Namchow Chemical Industrial Co., Ltd.                      16,000   34,684             0.0%
*   Nan Kang Rubber Tire Co., Ltd.                             62,000   54,683             0.0%
    Nan Liu Enterprise Co., Ltd.                                7,000   39,203             0.0%
    Nan Ya Plastics Corp.                                     109,000  216,292             0.1%
    Nan Ya Printed Circuit Board Corp.                         50,000   50,505             0.0%
    Nantex Industry Co., Ltd.                                  50,225   42,338             0.0%
    Nanya Technology Corp.                                     80,000   98,121             0.0%
    Neo Solar Power Corp.                                     190,000  128,914             0.0%
    Novatek Microelectronics Corp.                             60,000  204,227             0.1%
    OptoTech Corp.                                            104,000   33,359             0.0%
*   Orient Semiconductor Electronics, Ltd.                    155,000   56,103             0.0%
    Oriental Union Chemical Corp.                             128,000   95,888             0.0%
    Pacific Hospital Supply Co., Ltd.                          15,000   31,224             0.0%
    Pan Jit International, Inc.                                83,000   32,830             0.0%
    Pan-International Industrial Corp.                        101,000   41,643             0.0%
    Parade Technologies, Ltd.                                  11,000   84,636             0.0%
    PChome Online, Inc.                                         5,669   63,532             0.0%
    Pegatron Corp.                                            166,000  405,648             0.1%
    Phison Electronics Corp.                                   10,000   72,159             0.0%
    Pixart Imaging, Inc.                                       14,000   31,282             0.0%
    Polytronics Technology Corp.                               16,000   30,991             0.0%
    Portwell, Inc.                                             17,000   21,842             0.0%
    Posiflex Technology, Inc.                                   3,105   16,371             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                               SHARES   VALUE++  OF NET ASSETS**
                                                              --------- -------- ---------------
TAIWAN -- (Continued)
    Pou Chen Corp.                                              103,000 $145,274             0.0%
    Powertech Technology, Inc.                                  133,000  293,393             0.1%
    Poya International Co., Ltd.                                  6,060   68,838             0.0%
    President Chain Store Corp.                                  17,000  112,857             0.0%
    President Securities Corp.                                  198,000   88,163             0.0%
    Prince Housing & Development Corp.                          329,000  102,075             0.0%
    Promise Technology, Inc.                                     26,000   14,490             0.0%
    Qisda Corp.                                                 420,000  142,252             0.0%
    Quanta Computer, Inc.                                       100,000  170,293             0.0%
    Radiant Opto-Electronics Corp.                               42,000  129,975             0.0%
    Radium Life Tech Co., Ltd.                                  201,460   77,634             0.0%
    Realtek Semiconductor Corp.                                  63,000  131,565             0.0%
    Rechi Precision Co., Ltd.                                    60,000   42,506             0.0%
    Rich Development Co., Ltd.                                  109,000   35,026             0.0%
    Richtek Technology Corp.                                      8,485   49,431             0.0%
*   Ritek Corp.                                                 821,000   74,384             0.0%
    Ruentex Development Co., Ltd.                                95,267  115,716             0.0%
    Ruentex Industries, Ltd.                                     73,000  134,510             0.0%
    Run Long Construction Co., Ltd.                              21,000   18,108             0.0%
    Sampo Corp.                                                  46,000   18,544             0.0%
    San Fang Chemical Industry Co., Ltd.                         45,320   56,305             0.0%
    San Shing Fastech Corp.                                      11,000   22,478             0.0%
    Scientech Corp.                                              16,000   34,654             0.0%
    SDI Corp.                                                    19,000   15,942             0.0%
    Sercomm Corp.                                                50,000  116,042             0.0%
    Sesoda Corp.                                                 22,050   23,057             0.0%
    Shin Kong Financial Holding Co., Ltd.                     1,270,260  303,955             0.1%
    Shin Zu Shing Co., Ltd.                                      21,000   67,759             0.0%
    Shinkong Synthetic Fibers Corp.                             310,000   84,672             0.0%
    Sigurd Microelectronics Corp.                                91,000   61,215             0.0%
    Silergy Corp.                                                 4,000   40,759             0.0%
    Siliconware Precision Industries Co., Ltd.                   54,716   72,293             0.0%
    Siliconware Precision Industries Co., Ltd. Sponsored ADR      1,172    7,841             0.0%
    Simplo Technology Co., Ltd.                                  43,000  152,308             0.0%
    Sinbon Electronics Co., Ltd.                                 54,432   96,473             0.0%
    Sincere Navigation Corp.                                     74,000   41,106             0.0%
    Sino-American Silicon Products, Inc.                        151,000  187,470             0.0%
    Sinon Corp.                                                  50,000   21,694             0.0%
    SinoPac Financial Holdings Co., Ltd.                        563,016  185,814             0.0%
    Sinyi Realty, Inc.                                           15,450   13,498             0.0%
    Sirtec International Co., Ltd.                               15,000   18,501             0.0%
    Sitronix Technology Corp.                                    24,000   67,210             0.0%
    Solar Applied Materials Technology Co.                       46,000   29,425             0.0%
    Solartech Energy Corp.                                      124,000   69,180             0.0%
    Sonix Technology Co., Ltd.                                   29,000   33,074             0.0%
    Sporton International, Inc.                                   7,135   43,190             0.0%
    St Shine Optical Co., Ltd.                                    5,000   75,452             0.0%
    Standard Foods Corp.                                         15,400   37,144             0.0%
    Sunrex Technology Corp.                                      42,000   18,840             0.0%
    Sunspring Metal Corp.                                        14,000   20,080             0.0%
    Supreme Electronics Co., Ltd.                                51,000   21,757             0.0%
    Swancor Ind Co., Ltd.                                         7,000   48,300             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
TAIWAN -- (Continued)
    Syncmold Enterprise Corp.                                  30,000 $   46,987             0.0%
    Synnex Technology International Corp.                     136,000    143,330             0.0%
    TA Chen Stainless Pipe                                    144,695     70,074             0.0%
*   Ta Chong Bank, Ltd.                                       312,120    132,331             0.0%
    Taichung Commercial Bank Co., Ltd.                        387,296    118,035             0.0%
    TaiDoc Technology Corp.                                     9,000     26,653             0.0%
    Taiflex Scientific Co., Ltd.                               53,000     64,258             0.0%
    Tainan Enterprises Co., Ltd.                               14,000     11,304             0.0%
    Tainan Spinning Co., Ltd.                                 311,240    147,748             0.0%
    Tainergy Tech Co., Ltd.                                    81,000     45,027             0.0%
    Taishin Financial Holding Co., Ltd.                       609,000    238,493             0.1%
    Taiwan Acceptance Corp.                                    31,000     72,658             0.0%
*   Taiwan Business Bank                                      583,712    149,883             0.0%
    Taiwan Cement Corp.                                       295,000    328,071             0.1%
    Taiwan Cogeneration Corp.                                  76,000     53,426             0.0%
    Taiwan Cooperative Financial Holding Co., Ltd.            419,400    187,628             0.0%
    Taiwan FamilyMart Co., Ltd.                                 4,000     26,063             0.0%
    Taiwan Fertilizer Co., Ltd.                               128,000    163,287             0.0%
    Taiwan FU Hsing Industrial Co., Ltd.                       21,000     34,844             0.0%
*   Taiwan Glass Industry Corp.                               126,000     49,822             0.0%
    Taiwan Hon Chuan Enterprise Co., Ltd.                      51,927     82,336             0.0%
    Taiwan Land Development Corp.                             168,500     55,631             0.0%
    Taiwan Mobile Co., Ltd.                                    33,000    103,886             0.0%
    Taiwan Paiho, Ltd.                                         44,000    105,161             0.0%
    Taiwan PCB Techvest Co., Ltd.                              55,000     61,084             0.0%
    Taiwan Sakura Corp.                                        25,000     13,842             0.0%
    Taiwan Secom Co., Ltd.                                     12,000     36,049             0.0%
    Taiwan Semiconductor Co., Ltd.                             52,000     45,295             0.0%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
      ADR                                                     103,887  2,281,358             0.2%
*   Taiwan Styrene Monomer                                     70,000     30,442             0.0%
    Taiwan Surface Mounting Technology Corp.                   58,800     54,770             0.0%
    Taiwan TEA Corp.                                          188,000     82,368             0.0%
    Taiwan Union Technology Corp.                              30,000     25,589             0.0%
*   Tatung Co., Ltd.                                          567,000    103,291             0.0%
    Teco Electric and Machinery Co., Ltd.                     301,000    262,343             0.1%
    Test Research, Inc.                                        51,000     89,421             0.0%
    Test-Rite International Co., Ltd.                          62,000     38,827             0.0%
    Thye Ming Industrial Co., Ltd.                             21,000     19,516             0.0%
    Ton Yi Industrial Corp.                                   109,000     53,193             0.0%
    Tong Hsing Electronic Industries, Ltd.                     35,000     88,506             0.0%
    Tong Yang Industry Co., Ltd.                              103,000    112,580             0.0%
    Tong-Tai Machine & Tool Co., Ltd.                          54,060     40,084             0.0%
    Topco Scientific Co., Ltd.                                 28,840     45,749             0.0%
    Topoint Technology Co., Ltd.                               48,000     39,031             0.0%
    Toung Loong Textile Manufacturing                           9,000     27,209             0.0%
    TPK Holding Co., Ltd.                                      52,000    128,972             0.0%
    Transcend Information, Inc.                                34,000     94,679             0.0%
    Tripod Technology Corp.                                   103,000    158,536             0.0%
    TrueLight Corp.                                            14,000     45,837             0.0%
    TSC Auto ID Technology Co., Ltd.                            3,300     25,620             0.0%
    TSRC Corp.                                                 80,000     54,765             0.0%
    Tung Ho Steel Enterprise Corp.                            189,000    102,608             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                               SHARES   VALUE++  OF NET ASSETS**
                                                              --------- -------- ---------------
TAIWAN -- (Continued)
    Tung Thih Electronic Co., Ltd.                                9,000 $ 73,968             0.0%
    TURVO International Co., Ltd.                                11,000   22,724             0.0%
    TXC Corp.                                                    83,000   96,731             0.0%
    TYC Brother Industrial Co., Ltd.                             46,000   33,312             0.0%
    Tyntek Corp.                                                 69,000   32,603             0.0%
    U-Ming Marine Transport Corp.                                67,000   79,309             0.0%
    Uni-President Enterprises Corp.                             144,560  244,416             0.1%
    Unimicron Technology Corp.                                  366,000  160,225             0.0%
    Unitech Printed Circuit Board Corp.                         185,000   65,839             0.0%
    United Integrated Services Co., Ltd.                         30,000   35,248             0.0%
    United Microelectronics Corp.                             1,651,000  602,146             0.1%
    Unity Opto Technology Co., Ltd.                              59,000   41,470             0.0%
    Universal Cement Corp.                                       46,920   33,109             0.0%
    Unizyx Holding Corp.                                         50,000   19,255             0.0%
    UPC Technology Corp.                                        208,000   63,464             0.0%
    USI Corp.                                                   185,000   77,023             0.0%
    Vanguard International Semiconductor Corp.                  100,000  128,517             0.0%
    Visual Photonics Epitaxy Co., Ltd.                           70,000   82,529             0.0%
    Vivotek, Inc.                                                11,385   28,304             0.0%
*   Wafer Works Corp.                                            56,000   19,065             0.0%
    Wah Lee Industrial Corp.                                     33,000   46,164             0.0%
*   Walsin Lihwa Corp.                                          743,000  178,993             0.0%
    Walsin Technology Corp.                                      54,109   29,970             0.0%
    Wan Hai Lines, Ltd.                                          79,000   52,189             0.0%
*   Wei Chuan Foods Corp.                                        42,000   25,044             0.0%
    Win Semiconductors Corp.                                    112,019  151,990             0.0%
*   Winbond Electronics Corp.                                   725,000  174,684             0.0%
    Wisdom Marine Lines Co., Ltd.                                58,000   65,745             0.0%
    Wistron Corp.                                               349,422  175,762             0.0%
    Wistron NeWeb Corp.                                          42,840  112,710             0.0%
    WPG Holdings, Ltd.                                          179,000  186,781             0.0%
    WT Microelectronics Co., Ltd.                                95,900  107,341             0.0%
    WUS Printed Circuit Co., Ltd.                                83,000   67,531             0.0%
    Xxentria Technology Materials Corp.                          11,000   32,114             0.0%
    Yageo Corp.                                                  85,000  133,880             0.0%
*   Yang Ming Marine Transport Corp.                            178,000   53,983             0.0%
    YC Co., Ltd.                                                 42,000   15,496             0.0%
    YC INOX Co., Ltd.                                            69,000   41,610             0.0%
    Yeong Guan Energy Technology Group Co., Ltd.                 10,401   66,555             0.0%
    YFY, Inc.                                                   341,000  117,383             0.0%
    Yieh Phui Enterprise Co., Ltd.                              199,820   47,592             0.0%
    Yonyu Plastics Co., Ltd                                      21,000   17,238             0.0%
    Youngtek Electronics Corp.                                   16,160   23,626             0.0%
    Yuanta Financial Holding Co., Ltd.                          524,039  205,905             0.1%
    Yulon Motor Co., Ltd.                                       143,000  151,373             0.0%
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.             14,000   28,747             0.0%
    YungShin Global Holding Corp.                                16,800   24,508             0.0%
    Yungtay Engineering Co., Ltd.                                50,000   80,533             0.0%
    Zeng Hsing Industrial Co., Ltd.                              14,000   58,768             0.0%
    Zhen Ding Technology Holding, Ltd.                           31,000   88,104             0.0%
    Zig Sheng Industrial Co., Ltd.                               53,000   15,397             0.0%
    Zinwell Corp.                                                66,000   80,958             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
TAIWAN -- (Continued)
    Zippy Technology Corp.                                       20,000 $    23,488             0.0%
                                                                        -----------             ---
TOTAL TAIWAN                                                             39,496,938             3.4%
                                                                        -----------             ---
THAILAND -- (0.5%)
    Advanced Info Service PCL                                    19,100     125,123             0.0%
    Airports of Thailand PCL                                     11,200      93,838             0.0%
    Amata Corp. PCL                                              81,000      31,200             0.0%
    Ananda Development PCL                                      216,100      25,275             0.0%
    AP Thailand PCL                                             206,600      34,852             0.0%
    Asia Aviation PCL                                           198,200      25,745             0.0%
    Bangchak Petroleum PCL (The)                                 73,600      74,495             0.0%
    Bangkok Bank PCL(6077019)                                     9,900      46,623             0.0%
    Bangkok Bank PCL(6368360)                                     8,500      40,029             0.0%
    Bangkok Chain Hospital PCL                                  259,600      48,537             0.0%
    Bangkok Dusit Medical Services PCL                           80,800      43,163             0.0%
    Bangkok Expressway PCL                                       75,700      76,620             0.0%
    Bangkok Land PCL                                          2,272,500     100,311             0.0%
    Bangkok Life Assurance PCL                                   19,200      27,801             0.0%
    Banpu PCL                                                   137,800      84,073             0.0%
    BEC World PCL                                                60,700      53,758             0.0%
    Berli Jucker PCL                                             58,100      61,257             0.0%
    Big C Supercenter PCL(6368434)                                7,600      42,736             0.0%
    Big C Supercenter PCL(6763932)                                2,500      14,058             0.0%
    Bumrungrad Hospital PCL                                       8,100      49,191             0.0%
    Cal-Comp Electronics Thailand PCL                           337,890      30,210             0.0%
    Central Pattana PCL                                          35,100      45,395             0.0%
    Central Plaza Hotel PCL                                      52,400      55,984             0.0%
    CH Karnchang PCL                                             29,000      23,034             0.0%
    Charoen Pokphand Foods PCL                                  139,600      81,246             0.0%
    CP ALL PCL                                                   92,600     130,175             0.0%
    Delta Electronics Thailand PCL                               19,300      45,852             0.0%
    Dynasty Ceramic PCL                                         305,120      34,829             0.0%
    Electricity Generating PCL                                   10,100      44,157             0.0%
    Energy Absolute PCL                                          71,600      46,703             0.0%
*   Esso Thailand PCL                                           160,700      25,302             0.0%
    GFPT PCL                                                     81,600      24,089             0.0%
    Glow Energy PCL                                              16,500      39,780             0.0%
    Hana Microelectronics PCL                                    39,900      38,702             0.0%
    Home Product Center PCL                                     400,620      78,846             0.0%
    Indorama Ventures PCL                                       109,400      71,052             0.0%
    Intouch Holdings PCL                                         14,300      30,154             0.0%
    IRPC PCL                                                  1,182,600     135,658             0.1%
*   Italian-Thai Development PCL                                 97,100      22,523             0.0%
    Jasmine International PCL                                   350,200      64,984             0.0%
    Kasikornbank PCL(6888794)                                    12,200      59,169             0.0%
    Kasikornbank PCL(6364766)                                    40,500     196,422             0.1%
    KCE Electronics PCL                                          29,100      50,522             0.0%
    Khon Kaen Sugar Industry PCL                                 81,360       9,379             0.0%
    Kiatnakin Bank PCL                                           68,200      64,236             0.0%
    Krung Thai Bank PCL                                         273,700     131,588             0.1%
    Krungthai Card PCL                                           14,700      41,227             0.0%
    Land & Houses PCL                                           466,800     112,213             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                               SHARES   VALUE++  OF NET ASSETS**
                                                              --------- -------- ---------------
THAILAND -- (Continued)
    LH Financial Group PCL                                      365,800 $ 16,764             0.0%
    LPN Development PCL                                          98,200   49,421             0.0%
    Major Cineplex Group PCL                                     50,600   44,102             0.0%
    MBK PCL                                                      29,600   11,651             0.0%
    Minor International PCL                                      49,170   42,164             0.0%
    MK Restaurants Group PCL                                     21,700   33,556             0.0%
*   Precious Shipping PCL                                        49,500    9,464             0.0%
    Pruksa Real Estate PCL                                      115,600   91,004             0.0%
    PTG Energy PCL                                              127,700   53,855             0.0%
    PTT Exploration & Production PCL                            116,800  239,724             0.1%
    PTT Global Chemical PCL                                      60,900   95,457             0.0%
    PTT PCL                                                      66,200  511,844             0.1%
    Quality Houses PCL                                          434,583   31,279             0.0%
    Ratchaburi Electricity Generating Holding PCL(6362771)        6,100    9,090             0.0%
    Ratchaburi Electricity Generating Holding PCL(6294249)       31,900   47,535             0.0%
    Robinson Department Store PCL                                12,700   14,104             0.0%
    RS PCL                                                       31,100   10,318             0.0%
    Samart Corp. PCL                                             55,500   31,832             0.0%
    Samart I-Mobile PCL                                         312,200   13,342             0.0%
    Samart Telcoms PCL                                           31,200   15,527             0.0%
    Sansiri PCL                                                 752,600   36,183             0.0%
    SC Asset Corp PCL                                           122,625    9,929             0.0%
    Siam Cement PCL (The)(6609906)                                1,100   14,041             0.0%
    Siam Cement PCL (The)(6609928)                                5,100   65,099             0.0%
    Siam City Cement PCL                                          9,100   86,478             0.0%
    Siam Commercial Bank PCL (The)                               27,700  103,970             0.0%
    Siam Global House PCL                                       114,414   33,455             0.0%
    Sino-Thai Engineering & Construction PCL                     66,400   47,139             0.0%
    SPCG PCL                                                    105,700   71,324             0.0%
    Sri Trang Agro-Industry PCL                                  56,700   18,014             0.0%
    Sriracha Construction PCL                                    11,900    7,461             0.0%
    STP & I PCL                                                 142,920   53,845             0.0%
    Supalai PCL                                                 220,000  116,904             0.0%
*   Thai Airways International PCL                              258,600   73,434             0.0%
    Thai Oil PCL                                                 67,000  102,193             0.0%
*   Thai Reinsurance PCL                                        297,000   23,882             0.0%
    Thai Union Group PCL                                        148,600   73,950             0.0%
    Thai Vegetable Oil PCL                                       75,400   56,178             0.0%
    Thaicom PCL                                                  58,400   51,311             0.0%
    Thanachart Capital PCL                                       64,000   60,280             0.0%
    Thoresen Thai Agencies PCL                                  124,000   35,909             0.0%
    Ticon Industrial Connection PCL                              71,900   24,258             0.0%
    Tipco Asphalt PCL                                            49,000   58,551             0.0%
    Tisco Financial Group PCL(B3KFW76)                           37,100   39,377             0.0%
    Tisco Financial Group PCL(B3KFW10)                           31,000   32,902             0.0%
    TMB Bank PCL                                              1,224,700   91,592             0.0%
    Total Access Communication PCL                               19,500   37,281             0.0%
    TPI Polene PCL                                              849,200   60,167             0.0%
*   True Corp. PCL                                              412,000  116,994             0.0%
    TTW PCL                                                      71,700   21,772             0.0%
    Unique Engineering & Construction PCL                        87,400   52,832             0.0%
    Vanachai Group PCL                                           93,200   42,450             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
THAILAND -- (Continued)
    VGI Global Media PCL                                      137,100 $   14,262             0.0%
    Vibhavadi Medical Center PCL                              233,000      9,957             0.0%
    Workpoint Entertainment PCL                                 8,820     10,415             0.0%
                                                                      ----------             ---
TOTAL THAILAND                                                         5,957,938             0.5%
                                                                      ----------             ---
TURKEY -- (0.3%)
    Akbank TAS                                                106,439    272,775             0.1%
    Akcansa Cimento A.S.                                        2,599     12,176             0.0%
    Akfen Holding A.S.                                          4,974     13,970             0.0%
    Aksa Akrilik Kimya Sanayii AS                              14,928     54,753             0.0%
    Alarko Holding A.S.                                         6,562      7,345             0.0%
    Albaraka Turk Katilim Bankasi A.S.                         18,826      8,969             0.0%
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.                 5,667     44,668             0.0%
    Arcelik A.S.                                               21,474    117,024             0.0%
    Aselsan Elektronik Sanayi Ve Ticaret A.S.                  10,879     52,008             0.0%
    BIM Birlesik Magazalar A.S.                                 7,161    145,414             0.0%
*   Bolu Cimento Sanayii A.S.                                   4,667      8,838             0.0%
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.              4,380      9,398             0.0%
*   Boyner Perakende Ve Tekstil Yatirimlari AS                    669     13,781             0.0%
    Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.            3,447      9,884             0.0%
    Cimsa Cimento Sanayi VE Ticaret A.S.                       14,518     79,069             0.0%
    Coca-Cola Icecek A.S.                                       4,206     53,246             0.0%
*   Dogan Sirketler Grubu Holding A.S.                         55,779     11,844             0.0%
    Dogus Otomotiv Servis ve Ticaret A.S.                      12,192     44,181             0.0%
    EGE Endustri VE Ticaret A.S.                                  154     14,954             0.0%
    EGE Seramik Sanayi ve Ticaret A.S.                          6,528      8,779             0.0%
    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
      Sanayi ve Ticaret A.S.                                   13,063     10,869             0.0%
    Enka Insaat ve Sanayi A.S.                                 13,482     23,865             0.0%
    Eregli Demir ve Celik Fabrikalari TAS                     129,708    183,825             0.0%
    Ford Otomotiv Sanayi A.S.                                   4,349     51,092             0.0%
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.          722     15,641             0.0%
    Goodyear Lastikleri TAS                                       347      8,099             0.0%
    GSD Holding AS                                             16,440      6,755             0.0%
    Gubre Fabrikalari TAS                                      19,511     44,045             0.0%
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class A                                                  21,566     11,964             0.0%
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class D                                                  45,594     20,453             0.0%
    KOC Holding A.S.                                           16,577     74,868             0.0%
    Konya Cimento Sanayii A.S.                                     92      9,443             0.0%
    Koza Altin Isletmeleri A.S.                                 7,733     43,409             0.0%
*   Migros Ticaret A.S.                                         5,371     31,638             0.0%
*   NET Holding A.S.                                            8,540      9,670             0.0%
    Otokar Otomotiv Ve Savunma Sanayi A.S.                        962     25,737             0.0%
*   Petkim Petrokimya Holding A.S.                             34,947     51,493             0.0%
*   Sekerbank TAS                                              62,065     32,929             0.0%
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                   9,902      8,175             0.0%
    Soda Sanayii A.S.                                          26,431     43,707             0.0%
*   Tat Gida Sanayi A.S.                                       25,023     48,026             0.0%
    TAV Havalimanlari Holding A.S.                              7,699     60,397             0.0%
    Tekfen Holding A.S.                                        30,841     44,038             0.0%
    Tofas Turk Otomobil Fabrikasi A.S.                         10,857     71,625             0.0%
    Trakya Cam Sanayi A.S.                                     35,797     23,633             0.0%
*   Tupras Turkiye Petrol Rafinerileri A.S.                     2,491     65,732             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
TURKEY -- (Continued)
*   Turk Hava Yollari AO                                      107,306 $  316,398             0.1%
    Turk Telekomunikasyon A.S.                                  9,248     19,948             0.0%
    Turk Traktor ve Ziraat Makineleri A.S.                      2,497     59,375             0.0%
    Turkcell Iletisim Hizmetleri A.S.                          17,141     68,117             0.0%
    Turkcell Iletisim Hizmetleri A.S. ADR                       2,400     23,784             0.0%
    Turkiye Garanti Bankasi A.S.                              126,922    328,656             0.1%
    Turkiye Halk Bankasi A.S.                                  68,698    257,356             0.0%
    Turkiye Is Bankasi Class C                                 96,094    163,778             0.0%
    Turkiye Sinai Kalkinma Bankasi A.S.                       163,448     86,218             0.0%
    Turkiye Sise ve Cam Fabrikalari A.S.                      177,165    202,762             0.0%
    Turkiye Vakiflar Bankasi Tao Class D                      111,343    158,494             0.0%
    Ulker Biskuvi Sanayi A.S.                                   5,290     35,687             0.0%
*   Vestel Elektronik Sanayi ve Ticaret A.S.                    9,435     15,957             0.0%
    Yapi ve Kredi Bankasi A.S.                                 49,526     60,160             0.0%
*   Zorlu Enerji Elektrik Uretim A.S.                          14,170      7,419             0.0%
                                                                      ----------             ---
TOTAL TURKEY                                                           3,808,313             0.3%
                                                                      ----------             ---
UNITED KINGDOM -- (12.9%)
    888 Holdings P.L.C.                                        46,808    116,384             0.0%
    A.G.BARR P.L.C.                                             6,688     54,486             0.0%
    Aberdeen Asset Management P.L.C.                           79,682    424,864             0.0%
    Acacia Mining P.L.C.                                       36,691    108,828             0.0%
    Admiral Group P.L.C.                                       13,483    334,596             0.0%
    Afren P.L.C.                                               70,630      1,944             0.0%
    Aggreko P.L.C.                                             38,283    539,630             0.1%
    Alent P.L.C.                                               34,654    265,068             0.0%
    Amec Foster Wheeler P.L.C.                                 58,055    635,250             0.1%
    Amlin P.L.C.                                               63,825    647,633             0.1%
    Anglo American P.L.C.                                      60,797    510,069             0.0%
    Anglo Pacific Group P.L.C.                                 24,983     27,574             0.0%
    Antofagasta P.L.C.                                         27,862    225,240             0.0%
    ARM Holdings P.L.C. Sponsored ADR                           7,545    357,859             0.0%
    Arrow Global Group P.L.C.                                  18,103     69,441             0.0%
    Ashmore Group P.L.C.                                       30,305    125,783             0.0%
    Ashtead Group P.L.C.                                       53,417    821,326             0.1%
    Associated British Foods P.L.C.                             8,406    446,660             0.0%
    AstraZeneca P.L.C.                                            144      9,177             0.0%
    AstraZeneca P.L.C. Sponsored ADR                           54,302  1,731,691             0.2%
    Aveva Group P.L.C.                                          8,762    276,735             0.0%
    Aviva P.L.C.                                              165,894  1,239,823             0.1%
    Aviva P.L.C. Sponsored ADR                                 29,959    446,389             0.0%
    Babcock International Group P.L.C.                         78,947  1,170,316             0.1%
    BAE Systems P.L.C.                                        138,780    938,776             0.1%
*   Balfour Beatty P.L.C.                                     127,467    488,550             0.0%
    Bank of Georgia Holdings P.L.C.                             2,717     83,653             0.0%
    Barclays P.L.C.                                             6,183     22,029             0.0%
    Barclays P.L.C. Sponsored ADR                             133,292  1,896,745             0.2%
    Barratt Developments P.L.C.                                97,818    921,491             0.1%
    BBA Aviation P.L.C.                                       166,377    488,768             0.0%
    Beazley P.L.C.                                            105,267    588,411             0.1%
    Bellway P.L.C.                                             23,146    924,516             0.1%
    Berendsen P.L.C.                                           37,562    592,220             0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Berkeley Group Holdings P.L.C.                             24,378 $1,244,218             0.1%
    Betfair Group P.L.C.                                        6,402    318,031             0.0%
    BG Group P.L.C.                                            69,046  1,090,824             0.1%
    BG Group P.L.C. Sponsored ADR                               3,529     56,340             0.0%
    BHP Billiton P.L.C.                                        10,365    165,674             0.0%
    BHP Billiton P.L.C. ADR                                    42,355  1,365,949             0.1%
    Bodycote P.L.C.                                            30,216    238,703             0.0%
    Booker Group P.L.C.                                       191,527    548,561             0.1%
    Bovis Homes Group P.L.C.                                   26,598    419,542             0.0%
    BP P.L.C.                                                   2,213     13,152             0.0%
    BP P.L.C. Sponsored ADR                                   187,448  6,691,894             0.6%
    Brammer P.L.C.                                             12,373     43,857             0.0%
    Brewin Dolphin Holdings P.L.C.                             59,390    246,470             0.0%
    British American Tobacco P.L.C.                             3,927    233,301             0.0%
    British American Tobacco P.L.C. Sponsored ADR              12,029  1,420,625             0.1%
    Britvic P.L.C.                                             26,362    283,395             0.0%
    BT Group P.L.C.                                            99,035    707,260             0.1%
    BT Group P.L.C. Sponsored ADR                               3,626    259,875             0.0%
*   BTG P.L.C.                                                 10,195     86,563             0.0%
    Bunzl P.L.C.                                               24,099    689,148             0.1%
    Burberry Group P.L.C.                                      12,569    256,736             0.0%
    Bwin Party Digital Entertainment P.L.C.                    68,811    118,575             0.0%
    Cable & Wireless Communications P.L.C.                    549,060    621,668             0.1%
*   Cairn Energy P.L.C.                                         3,880      8,930             0.0%
    Cape P.L.C.                                                 6,798     24,082             0.0%
    Capita P.L.C.                                              14,798    290,276             0.0%
    Capital & Counties Properties P.L.C.                       86,115    589,344             0.1%
    Card Factory P.L.C.                                         2,178     12,118             0.0%
    Carillion P.L.C.                                           85,862    403,928             0.0%
    Carnival P.L.C.                                             1,122     62,446             0.0%
    Carnival P.L.C. ADR                                         4,454    248,310             0.0%
    Castings P.L.C.                                             1,541     10,559             0.0%
    Centamin P.L.C.                                           302,362    295,771             0.0%
    Centrica P.L.C.                                           270,571    941,472             0.1%
    Chemring Group P.L.C.                                      31,744     84,168             0.0%
    Chesnara P.L.C.                                            11,804     59,352             0.0%
    Cineworld Group P.L.C.                                     30,740    261,163             0.0%
*   Circassia Pharmaceuticals P.L.C.                            6,887     29,632             0.0%
    Clarkson P.L.C.                                               961     35,867             0.0%
    Close Brothers Group P.L.C.                                34,354    774,075             0.1%
    Cobham P.L.C.                                             167,147    713,648             0.1%
    Coca-Cola HBC AG                                           30,128    717,837             0.1%
    Compass Group P.L.C.                                       59,653  1,025,488             0.1%
    Computacenter P.L.C.                                       12,514    145,815             0.0%
    Connect Group P.L.C.                                        8,127     20,843             0.0%
    Consort Medical P.L.C.                                      2,630     39,537             0.0%
    Costain Group P.L.C.                                       15,833     91,904             0.0%
    Countrywide P.L.C.                                          6,805     48,760             0.0%
    Cranswick P.L.C.                                            6,802    180,055             0.0%
    Crest Nicholson Holdings P.L.C.                            26,947    225,399             0.0%
    Croda International P.L.C.                                 14,510    647,248             0.1%
    Daily Mail & General Trust P.L.C.                          30,481    351,164             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Dairy Crest Group P.L.C.                                   39,981 $  396,151             0.0%
    DCC P.L.C.                                                 10,522    843,471             0.1%
    De La Rue P.L.C.                                           24,557    174,930             0.0%
    Debenhams P.L.C.                                          222,296    305,721             0.0%
    Dechra Pharmaceuticals P.L.C.                              14,017    209,089             0.0%
    Development Securities P.L.C.                               5,913     21,720             0.0%
    Devro P.L.C.                                               58,265    254,918             0.0%
    Diageo P.L.C.                                               1,074     30,963             0.0%
    Diageo P.L.C. Sponsored ADR                                11,633  1,338,726             0.1%
    Dignity P.L.C.                                              7,613    284,524             0.0%
    Diploma P.L.C.                                             30,923    304,261             0.0%
    Direct Line Insurance Group P.L.C.                        202,648  1,229,233             0.1%
    Dixons Carphone P.L.C.                                    122,796    871,739             0.1%
    Domino's Pizza Group P.L.C.                                19,100    320,988             0.0%
    Drax Group P.L.C.                                          31,070    124,586             0.0%
    DS Smith P.L.C.                                           164,744    981,596             0.1%
    Dunelm Group P.L.C.                                        10,599    154,701             0.0%
    E2V Technologies P.L.C.                                    19,859     71,503             0.0%
    easyJet P.L.C.                                              6,625    178,465             0.0%
    Electrocomponents P.L.C.                                  129,895    410,082             0.0%
    Elementis P.L.C.                                           93,034    335,420             0.0%
*   EnQuest P.L.C.                                             98,651     41,084             0.0%
*   Enterprise Inns P.L.C.                                     54,296     89,786             0.0%
    Entertainment One, Ltd.                                    25,927     87,636             0.0%
    Essentra P.L.C.                                            34,964    452,965             0.0%
    esure Group P.L.C.                                         50,315    205,469             0.0%
    Euromoney Institutional Investor P.L.C.                     1,173     17,133             0.0%
*   Evraz P.L.C.                                               63,997     83,348             0.0%
    Experian P.L.C.                                            37,439    637,963             0.1%
    Fenner P.L.C.                                              48,738    114,304             0.0%
    Ferrexpo P.L.C.                                            40,971     21,539             0.0%
    Fidessa Group P.L.C.                                        7,563    228,120             0.0%
*   Firstgroup P.L.C.                                         261,523    389,248             0.0%
    Foxtons Group P.L.C.                                       38,370    118,007             0.0%
    Fresnillo P.L.C.                                            9,910    111,154             0.0%
    Fuller Smith & Turner P.L.C. Class A                        1,079     19,629             0.0%
    G4S P.L.C.                                                158,017    590,252             0.1%
    Galliford Try P.L.C.                                       12,939    298,055             0.0%
    Gem Diamonds, Ltd.                                          7,370     11,256             0.0%
    Genus P.L.C.                                                7,910    177,046             0.0%
    GKN P.L.C.                                                173,252    765,537             0.1%
    GlaxoSmithKline P.L.C.                                      2,756     59,435             0.0%
    GlaxoSmithKline P.L.C. Sponsored ADR                       33,363  1,436,611             0.1%
    Glencore P.L.C.                                           176,748    305,147             0.0%
    Go-Ahead Group P.L.C.                                       8,951    334,212             0.0%
    Grafton Group P.L.C.                                       23,562    244,845             0.0%
    Greencore Group P.L.C.                                    118,381    550,435             0.1%
    Greene King P.L.C.                                         51,709    639,694             0.1%
    Greggs P.L.C.                                              23,895    437,284             0.0%
    Halfords Group P.L.C.                                      50,604    338,713             0.0%
    Halma P.L.C.                                               74,118    871,227             0.1%
    Hargreaves Lansdown P.L.C.                                 20,512    455,854             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Hays P.L.C.                                               246,638 $  534,339             0.1%
    Headlam Group P.L.C.                                        9,871     82,281             0.0%
    Helical Bar P.L.C.                                         21,170    144,075             0.0%
    HellermannTyton Group P.L.C.                                1,810     13,214             0.0%
    Henderson Group P.L.C.                                    172,086    758,529             0.1%
    Hikma Pharmaceuticals P.L.C.                               16,305    543,318             0.1%
    Hill & Smith Holdings P.L.C.                                4,259     44,739             0.0%
    Hiscox, Ltd.                                               55,999    832,749             0.1%
*   Hochschild Mining P.L.C.                                   52,719     59,922             0.0%
    Home Retail Group P.L.C.                                  152,328    263,289             0.0%
    HomeServe P.L.C.                                           57,953    361,714             0.0%
    Howden Joinery Group P.L.C.                                93,362    665,887             0.1%
    HSBC Holdings P.L.C. Sponsored ADR                        107,775  4,210,769             0.4%
    Hunting P.L.C.                                             33,849    187,622             0.0%
    ICAP P.L.C.                                                80,640    545,874             0.1%
    IG Group Holdings P.L.C.                                   65,260    758,550             0.1%
*   Imagination Technologies Group P.L.C.                      35,403    120,729             0.0%
    IMI P.L.C.                                                 12,093    177,334             0.0%
    Imperial Tobacco Group P.L.C.                              22,930  1,234,735             0.1%
    Imperial Tobacco Group P.L.C. ADR                             329     35,456             0.0%
    Inchcape P.L.C.                                            77,233    949,846             0.1%
    Indivior P.L.C.                                            78,104    246,772             0.0%
    Informa P.L.C.                                             81,835    715,676             0.1%
    Inmarsat P.L.C.                                            46,401    703,295             0.1%
    Innovation Group P.L.C.                                   317,167    194,087             0.0%
    InterContinental Hotels Group P.L.C.                        3,827    152,925             0.0%
    InterContinental Hotels Group P.L.C. ADR                   13,317    531,082             0.1%
*   International Consolidated Airlines Group SA(B5282K0)       7,157     63,991             0.0%
*   International Consolidated Airlines Group SA(B5M6XQ7)      42,156    377,816             0.0%
*   International Consolidated Airlines Group SA Sponsored
      ADR                                                         310     13,783             0.0%
    International Game Technology P.L.C.                        2,733     44,329             0.0%
    Interserve P.L.C.                                          23,778    203,180             0.0%
    Intertek Group P.L.C.                                      17,103    690,739             0.1%
    Investec P.L.C.                                            71,319    594,101             0.1%
*   IP Group P.L.C.                                            15,304     55,985             0.0%
    ITE Group P.L.C.                                           78,508    169,226             0.0%
    ITV P.L.C.                                                144,199    559,822             0.1%
    J D Wetherspoon P.L.C.                                     26,619    317,480             0.0%
    J Sainsbury P.L.C.                                        221,258    906,590             0.1%
    James Fisher & Sons P.L.C.                                 10,616    156,577             0.0%
    Jardine Lloyd Thompson Group P.L.C.                        27,855    404,408             0.0%
    JD Sports Fashion P.L.C.                                   13,679    203,305             0.0%
    John Menzies P.L.C.                                        19,143    119,318             0.0%
    John Wood Group P.L.C.                                     59,605    547,196             0.1%
    Johnson Matthey P.L.C.                                      7,092    282,079             0.0%
    Jupiter Fund Management P.L.C.                             45,270    313,999             0.0%
*   KAZ Minerals P.L.C.                                        50,076     89,557             0.0%
    KCM Group P.L.C.                                           97,065    129,777             0.0%
    Keller Group P.L.C.                                        16,927    212,133             0.0%
    Kier Group P.L.C.                                          27,620    585,027             0.1%
    Kingfisher P.L.C.                                         102,658    558,025             0.1%
    Ladbrokes P.L.C.                                           88,356    143,611             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Laird P.L.C.                                                 53,478 $  278,612             0.0%
*   Lamprell P.L.C.                                              36,760     67,535             0.0%
    Lancashire Holdings, Ltd.                                    32,182    352,544             0.0%
    Lavendon Group P.L.C.                                        28,057     64,851             0.0%
    Legal & General Group P.L.C.                                402,385  1,620,404             0.1%
    Lloyds Banking Group P.L.C.                               1,445,611  1,640,783             0.1%
    Lloyds Banking Group P.L.C. ADR                             162,448    744,012             0.1%
    London Stock Exchange Group P.L.C.                            9,860    386,043             0.0%
*   Lonmin P.L.C.                                                28,959     11,365             0.0%
    Lookers P.L.C.                                               68,057    184,145             0.0%
    Man Group P.L.C.                                            204,299    524,368             0.1%
    Marks & Spencer Group P.L.C.                                183,936  1,452,407             0.1%
    Marshalls P.L.C.                                             25,447    135,532             0.0%
    Marston's P.L.C.                                            110,261    274,250             0.0%
    McBride P.L.C.                                               18,000     44,569             0.0%
    Mears Group P.L.C.                                           15,748    100,539             0.0%
    Meggitt P.L.C.                                              113,702    619,413             0.1%
    Melrose Industries P.L.C.                                   131,000    535,935             0.1%
    Merlin Entertainments P.L.C.                                 82,037    523,471             0.1%
    Michael Page International P.L.C.                            50,106    381,639             0.0%
    Micro Focus International P.L.C.                             13,255    256,203             0.0%
    Millennium & Copthorne Hotels P.L.C.                         37,044    274,567             0.0%
*   Mitchells & Butlers P.L.C.                                   36,056    196,559             0.0%
    Mitie Group P.L.C.                                           96,135    475,699             0.0%
    Mondi P.L.C.                                                 35,165    813,160             0.1%
    Moneysupermarket.com Group P.L.C.                            40,585    208,870             0.0%
    Morgan Advanced Materials P.L.C.                             71,667    308,688             0.0%
    Morgan Sindall Group P.L.C.                                   1,477     16,952             0.0%
*   Mothercare P.L.C.                                            19,832     72,319             0.0%
    N Brown Group P.L.C.                                         34,022    196,159             0.0%
    National Express Group P.L.C.                               102,828    473,951             0.0%
    National Grid P.L.C. Sponsored ADR                           10,207    730,821             0.1%
    NCC Group P.L.C.                                              4,409     18,710             0.0%
    Next P.L.C.                                                   5,259    647,672             0.1%
    Northgate P.L.C.                                             24,074    150,194             0.0%
    Novae Group P.L.C.                                            4,429     59,471             0.0%
*   Ocado Group P.L.C.                                           30,901    179,025             0.0%
    Old Mutual P.L.C.                                           329,901  1,078,251             0.1%
    OneSavings Bank P.L.C.                                        3,977     23,410             0.0%
    Oxford Instruments P.L.C.                                    20,947    167,344             0.0%
    Pace P.L.C.                                                  81,108    464,792             0.0%
    PayPoint P.L.C.                                               7,146    108,839             0.0%
    Pearson P.L.C.                                                  811     10,767             0.0%
    Pearson P.L.C. Sponsored ADR                                 40,647    541,418             0.1%
    Pendragon P.L.C.                                             88,815     61,295             0.0%
    Pennon Group P.L.C.                                          51,914    647,776             0.1%
    Persimmon P.L.C.                                             34,185  1,048,368             0.1%
    Petra Diamonds, Ltd.                                        114,428    131,538             0.0%
    Petrofac, Ltd.                                               54,695    709,681             0.1%
*   Petropavlovsk P.L.C.                                        563,405     50,481             0.0%
    Pets at Home Group P.L.C.                                    28,275    125,747             0.0%
    Phoenix Group Holdings                                       53,115    698,458             0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Photo-Me International P.L.C.                              39,626 $   96,790             0.0%
    Playtech P.L.C.                                            29,594    389,913             0.0%
    Poundland Group P.L.C.                                     11,705     49,618             0.0%
    Premier Farnell P.L.C.                                     81,962    126,285             0.0%
*   Premier Foods P.L.C.                                      155,697     81,514             0.0%
*   Premier Oil P.L.C.                                         79,088     83,221             0.0%
    Provident Financial P.L.C.                                  9,507    507,496             0.0%
    Prudential P.L.C. ADR                                      19,781    925,553             0.1%
    PZ Cussons P.L.C.                                          32,875    152,181             0.0%
    QinetiQ Group P.L.C.                                      148,146    510,404             0.1%
    Randgold Resources, Ltd.                                   12,268    822,776             0.1%
    Rank Group P.L.C.                                          27,616    117,870             0.0%
    Reckitt Benckiser Group P.L.C.                             11,171  1,090,183             0.1%
    Redrow P.L.C.                                              56,658    404,360             0.0%
    Regus P.L.C.                                              118,019    607,689             0.1%
    RELX NV Sponsored ADR                                       3,667     62,845             0.0%
    RELX P.L.C.                                                14,114    252,374             0.0%
    RELX P.L.C. Sponsored ADR                                  26,181    471,782             0.0%
    Renishaw P.L.C.                                             7,803    226,330             0.0%
    Rentokil Initial P.L.C.                                   164,154    390,471             0.0%
    Restaurant Group P.L.C. (The)                              62,580    690,760             0.1%
    Rexam P.L.C.                                               57,734    480,046             0.0%
    Ricardo P.L.C.                                              7,098     98,888             0.0%
    Rightmove P.L.C.                                           10,064    594,393             0.1%
    Rio Tinto P.L.C.                                            2,919    106,384             0.0%
    Rio Tinto P.L.C. Sponsored ADR                             49,939  1,823,273             0.2%
    Robert Walters P.L.C.                                       2,498     14,497             0.0%
    Rolls-Royce Holdings P.L.C.                               153,592  1,624,160             0.1%
    Rotork P.L.C.                                             125,652    362,981             0.0%
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR          33,363    322,954             0.0%
    Royal Dutch Shell P.L.C. Class A                              324      8,459             0.0%
    Royal Dutch Shell P.L.C. Class B                            1,701     44,540             0.0%
    Royal Dutch Shell P.L.C. Sponsored ADR(B03MM73)            37,236  1,961,965             0.2%
    Royal Dutch Shell P.L.C. Sponsored ADR(780259206)          60,350  3,165,961             0.3%
    Royal Mail P.L.C.                                         109,955    753,310             0.1%
    RPC Group P.L.C.                                           57,423    575,218             0.1%
    RPS Group P.L.C.                                           33,127    119,697             0.0%
    RSA Insurance Group P.L.C.                                128,471    831,453             0.1%
    SABMiller P.L.C.                                           13,206    811,157             0.1%
    Saga P.L.C.                                                 1,513      4,827             0.0%
    Sage Group P.L.C. (The)                                   114,395    959,152             0.1%
    Savills P.L.C.                                             21,735    306,764             0.0%
    Schroders P.L.C.(0239581)                                   4,007    139,499             0.0%
    Schroders P.L.C.(0240549)                                   7,494    343,850             0.0%
    SDL P.L.C.                                                  6,408     38,379             0.0%
    Senior P.L.C.                                              68,064    237,504             0.0%
*   Serco Group P.L.C.                                          8,978     12,952             0.0%
    Severfield P.L.C.                                          10,461      9,918             0.0%
    Severn Trent P.L.C.                                        17,276    595,811             0.1%
    Shanks Group P.L.C.                                        60,039     87,687             0.0%
    Shire P.L.C.                                                7,921    599,864             0.1%
    Shire P.L.C. ADR                                              735    166,882             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    SIG P.L.C.                                                100,509 $  206,328             0.0%
    Sky P.L.C.                                                 48,037    810,659             0.1%
    Sky P.L.C. Sponsored ADR                                      636     43,057             0.0%
*   Skyepharma P.L.C.                                           7,298     35,473             0.0%
    Smith & Nephew P.L.C.                                      39,752    678,788             0.1%
    Smiths Group P.L.C.                                        34,911    516,473             0.1%
    Soco International P.L.C.                                  28,777     78,071             0.0%
    Spectris P.L.C.                                            22,794    584,604             0.1%
    Speedy Hire P.L.C.                                         43,868     20,365             0.0%
    Spirax-Sarco Engineering P.L.C.                            11,668    546,970             0.1%
    Spirent Communications P.L.C.                              83,679     94,638             0.0%
*   Sports Direct International P.L.C.                         30,602    328,330             0.0%
    SSE P.L.C.                                                 92,601  2,154,324             0.2%
    SSP Group P.L.C.                                              699      3,242             0.0%
    St James's Place P.L.C.                                    53,589    794,214             0.1%
    ST Modwen Properties P.L.C.                                33,638    227,690             0.0%
    Stagecoach Group P.L.C.                                    38,571    205,680             0.0%
    Standard Chartered P.L.C.                                  73,624    817,273             0.1%
    Standard Life P.L.C.                                       74,199    479,722             0.0%
    Sthree P.L.C.                                               1,993     11,078             0.0%
    Stobart Group, Ltd.                                        20,339     34,708             0.0%
*   SuperGroup P.L.C.                                           8,432    189,754             0.0%
    Synthomer P.L.C.                                           58,829    298,753             0.0%
    TalkTalk Telecom Group P.L.C.                              41,757    162,554             0.0%
    Tate & Lyle P.L.C.                                         97,210    892,299             0.1%
    Taylor Wimpey P.L.C.                                      249,501    760,069             0.1%
    Ted Baker P.L.C.                                            3,608    168,105             0.0%
    Telecity Group P.L.C.                                      30,165    545,609             0.1%
    Telecom Plus P.L.C.                                         8,224    133,103             0.0%
*   Tesco P.L.C.                                              625,344  1,763,656             0.2%
*   Thomas Cook Group P.L.C.                                  104,167    196,999             0.0%
    Topps Tiles P.L.C.                                         14,989     33,581             0.0%
    Travis Perkins P.L.C.                                      32,755    965,427             0.1%
    Trinity Mirror P.L.C.                                      45,943    120,637             0.0%
    TT electronics P.L.C.                                       9,905     19,510             0.0%
    TUI AG                                                     18,771    349,060             0.0%
    Tullett Prebon P.L.C.                                      32,734    177,032             0.0%
*   Tullow Oil P.L.C.                                          43,520    135,934             0.0%
    UBM P.L.C.                                                 77,499    610,524             0.1%
    UDG Healthcare P.L.C.                                      48,159    352,583             0.0%
    Ultra Electronics Holdings P.L.C.                          12,089    313,299             0.0%
    Unilever P.L.C.                                             1,655     73,695             0.0%
    Unilever P.L.C. Sponsored ADR                              16,499    733,381             0.1%
    UNITE Group P.L.C. (The)                                   42,573    435,686             0.0%
    United Utilities Group P.L.C.                              45,838    697,524             0.1%
    UTV Media P.L.C.                                            3,416      9,597             0.0%
*   Vectura Group P.L.C.                                       21,153     56,950             0.0%
    Vedanta Resources P.L.C.                                   17,593    133,926             0.0%
    Vesuvius P.L.C.                                            26,021    143,120             0.0%
    Victrex P.L.C.                                             17,882    508,124             0.0%
    Vodafone Group P.L.C.                                     537,019  1,767,293             0.2%
    Vodafone Group P.L.C. Sponsored ADR                        31,855  1,050,259             0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                              SHARES     VALUE++     OF NET ASSETS**
                                                              ------- -------------- ---------------
UNITED KINGDOM -- (Continued)
    Weir Group P.L.C. (The)                                    20,347 $      334,258             0.0%
    WH Smith P.L.C.                                            13,044        342,189             0.0%
    Whitbread P.L.C.                                            8,294        633,363             0.1%
    William Hill P.L.C.                                       202,363        987,384             0.1%
    Wilmington P.L.C.                                           3,711         15,496             0.0%
    WM Morrison Supermarkets P.L.C.                           391,951      1,016,326             0.1%
    Wolseley P.L.C.                                             9,470        555,996             0.1%
    WPP P.L.C.                                                 61,792      1,385,180             0.1%
    WPP P.L.C. Sponsored ADR                                    3,436        385,038             0.0%
    WS Atkins P.L.C.                                           10,788        228,607             0.0%
    Xaar P.L.C.                                                11,107         87,572             0.0%
    Xchanging P.L.C.                                           16,996         44,049             0.0%
                                                                      --------------            ----
TOTAL UNITED KINGDOM                                                     159,415,744            13.6%
                                                                      --------------            ----
UNITED STATES -- (0.0%)
    XL Group P.L.C.                                                --              2             0.0%
                                                                      --------------            ----
TOTAL COMMON STOCKS                                                    1,155,458,766            98.7%
                                                                      --------------            ----
PREFERRED STOCKS -- (0.6%)
BRAZIL -- (0.3%)
    AES Tiete SA                                               18,700         66,981             0.0%
    Alpargatas SA                                              26,300         56,257             0.0%
    Banco ABC Brasil SA(B23DMP8)                               13,100         28,891             0.0%
*   Banco ABC Brasil SA(BYT8JC7)                                  506          1,086             0.0%
    Banco Bradesco SA                                          60,600        330,139             0.1%
    Banco Bradesco SA ADR                                      50,280        273,523             0.1%
    Banco do Estado do Rio Grande do Sul SA Class B            34,625         53,800             0.0%
    Braskem SA Class A                                         31,067        175,370             0.0%
    Centrais Eletricas Brasileiras SA Class B                  43,000        105,063             0.0%
    Cia Brasileira de Distribuicao                             18,387        241,947             0.0%
    Cia de Gas de Sao Paulo - COMGAS Class A                    2,600         27,236             0.0%
    Cia de Transmissao de Energia Eletrica Paulista             5,667         65,212             0.0%
    Cia Energetica de Minas Gerais                             39,100         72,565             0.0%
    Cia Energetica de Sao Paulo Class B                        18,400         77,231             0.0%
    Cia Paranaense de Energia                                  12,400        104,402             0.0%
*   Eletropaulo Metropolitana Eletricidade de Sao Paulo SA      9,800         25,174             0.0%
    Gerdau SA                                                 106,800        150,214             0.0%
*   Gol Linhas Aereas Inteligentes SA                          20,900         19,236             0.0%
    Itau Unibanco Holding SA                                  117,395        806,270             0.1%
    Itau Unibanco Holding SA ADR                               60,280        412,918             0.1%
    Lojas Americanas SA                                        48,400        209,792             0.0%
    Makira Empreendimentos SA                                 467,500         13,335             0.0%
    Marcopolo SA                                              155,900         78,763             0.0%
*   Oi SA                                                      43,868         24,117             0.0%
*   Petroleo Brasileiro SA                                    129,746        259,176             0.0%
*   Petroleo Brasileiro SA Sponsored ADR                       42,200        168,378             0.0%
    Randon SA Implementos e Participacoes                      26,100         19,141             0.0%
    Suzano Papel e Celulose SA Class A                         36,438        156,274             0.0%
    Telefonica Brasil SA                                        8,370         86,693             0.0%
    Usinas Siderurgicas de Minas Gerais SA Class A            123,935         89,264             0.0%
    Vale SA                                                    55,400        201,532             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
BRAZIL -- (Continued)
    Vale SA Sponsored ADR                                     14,280 $   51,408             0.0%
                                                                     ----------             ---
TOTAL BRAZIL                                                          4,451,388             0.4%
                                                                     ----------             ---
CHILE -- (0.0%)
    Embotelladora Andina SA Class B                           33,372    122,188             0.0%
                                                                     ----------             ---
COLOMBIA -- (0.0%)
    Avianca Holdings SA                                       39,725     20,295             0.0%
    Banco Davivienda SA                                        8,823     72,545             0.0%
    Grupo de Inversiones Suramericana SA                       3,576     44,882             0.0%
                                                                     ----------             ---
TOTAL COLOMBIA                                                          137,722             0.0%
                                                                     ----------             ---
GERMANY -- (0.3%)
    Bayerische Motoren Werke AG                                4,109    332,283             0.1%
    Biotest AG                                                 3,598     50,593             0.0%
    Draegerwerk AG & Co. KGaA                                    941     67,764             0.0%
    Fuchs Petrolub SE                                          6,920    331,877             0.0%
    Henkel AG & Co. KGaA                                       2,369    256,926             0.0%
    Jungheinrich AG                                            3,679    271,794             0.0%
    Porsche Automobil Holding SE                               7,134    333,471             0.1%
    Sartorius AG                                               1,051    237,709             0.0%
    Sixt SE                                                    4,468    192,074             0.0%
    STO SE & Co. KGaA                                            310     40,406             0.0%
    Villeroy & Boch AG                                           987     14,554             0.0%
    Volkswagen AG                                              9,661  1,159,659             0.1%
                                                                     ----------             ---
TOTAL GERMANY                                                         3,289,110             0.3%
                                                                     ----------             ---
TOTAL PREFERRED STOCKS                                                8,000,408             0.7%
                                                                     ----------             ---
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*   Ten Network Holdings, Ltd. Rights 11/12/15                20,319         --             0.0%
*   Treasury Wine Estates, Ltd. Rights 11/04/15               16,818         --             0.0%
*   Westpac Banking Corp. Rights 11/11/15                      3,724         --             0.0%
                                                                     ----------             ---
TOTAL AUSTRALIA                                                              --             0.0%
                                                                     ----------             ---
CHINA -- (0.0%)
*   Ju Teng International Holdings, Ltd. Warrants 10/14/16    21,250        768             0.0%
                                                                     ----------             ---
FRANCE -- (0.0%)
*   Technicolor SA Rights 11/04/15                            34,125      8,406             0.0%
                                                                     ----------             ---
HONG KONG -- (0.0%)
*   Real Nutriceutical Group, Ltd. Rights 11/05/15            22,725        293             0.0%
                                                                     ----------             ---
ITALY -- (0.0%)
*   Mediolanum SpA Rights 11/26/15                            20,184         --             0.0%
                                                                     ----------             ---
MALAYSIA -- (0.0%)
*   Matrix Concept Holdings Bhd Warrants 07/20/20              5,333        515             0.0%
*   WCT Holdings Bhd Warrants 08/27/20                             1         --             0.0%
                                                                     ----------             ---
TOTAL MALAYSIA                                                              515             0.0%
                                                                     ----------             ---

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                ---------- -------------- ---------------
SOUTH KOREA -- (0.0%)
*     Mirae Asset Securities Co., Ltd. Rights 11/05/15               2,760 $        6,536             0.0%
*     SK Chemicals Co., Ltd. Rights 12/04/15                           194          1,634             0.0%
*     Sungchang Enterprise Holdings, Ltd. Rights 12/14/15              164            827             0.0%
                                                                           --------------           -----
TOTAL SOUTH KOREA                                                                   8,997             0.0%
                                                                           --------------           -----
SPAIN -- (0.0%)
*     Banco Santander SA Rights 11/03/15                           584,900         32,159             0.0%
*     Papeles y Cartones de Europa SA Rights                         7,012          1,527             0.0%
                                                                           --------------           -----
TOTAL SPAIN                                                                        33,686             0.0%
                                                                           --------------           -----
TAIWAN -- (0.0%)
*     Taichung Commercial Bank Rights 11/23/15                      14,361             --             0.0%
                                                                           --------------           -----
THAILAND -- (0.0%)
*     Jasmine International PCL Warrants 07/05/20                        1             --             0.0%
*     Vibhavadi Medical Center PCL Warrants 06/14/20                     1             --             0.0%
*     Workpoint Entertainment PCL Warrants 09/30/19                    441            217             0.0%
                                                                           --------------           -----
TOTAL THAILAND                                                                        217             0.0%
                                                                           --------------           -----
UNITED KINGDOM -- (0.0%)
*     Hochschild Mining P.L.C. Rights 11/03/15                      19,770          8,305             0.0%
      McBride P.L.C.                                               342,000            527             0.0%
      Rolls-Royce Holdings P.L.C.                               14,237,978         21,949             0.0%
                                                                           --------------           -----
TOTAL UNITED KINGDOM                                                               30,781             0.0%
                                                                           --------------           -----
TOTAL RIGHTS/WARRANTS                                                              83,663             0.0%
                                                                           --------------           -----
BONDS -- (0.0%)
INDIA -- (0.0%)
      NTPC, Ltd., 8.490%                                           254,625            496             0.0%
                                                                           --------------           -----
TOTAL INVESTMENT SECURITIES                                                 1,163,543,333
                                                                           --------------

                                                                              VALUE+
                                                                           --------------
SECURITIES LENDING COLLATERAL -- (5.6%)
(S)@  DFA Short Term Investment Fund                             5,918,311     68,474,860             5.8%
                                                                           --------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $1,288,470,807)                        $1,232,018,193           105.2%
                                                                           ==============           =====

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                          ---------------------------------------------
                                                            LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                                          ----------- ------------ ------- ------------
Common Stocks
   Australia                                              $ 1,176,985 $ 48,723,794      -- $ 49,900,779
   Austria                                                         --    4,995,738      --    4,995,738
   Belgium                                                    516,695   13,142,340      --   13,659,035
   Brazil                                                   1,359,292   10,563,991      --   11,923,283
   Canada                                                  69,605,862           --      --   69,605,862
   Chile                                                      662,332    2,124,501      --    2,786,833
   China                                                    4,669,005   59,275,281      --   63,944,286
   Colombia                                                   934,673           --      --      934,673
   Czech Republic                                                  --      283,137      --      283,137
   Denmark                                                    284,194   14,926,733      --   15,210,927
   Egypt                                                           --      113,666      --      113,666
   Finland                                                     72,155   13,924,352      --   13,996,507
   France                                                   1,996,872   65,927,136      --   67,924,008
   Germany                                                  2,808,596   59,383,868      --   62,192,464
   Greece                                                          --      460,028      --      460,028
   Hong Kong                                                   57,707   26,507,660      --   26,565,367
   Hungary                                                         --      583,542      --      583,542
   India                                                      970,816   23,000,071      --   23,970,887
   Indonesia                                                  119,280    5,659,756      --    5,779,036
   Ireland                                                  1,245,023    3,797,880      --    5,042,903
   Israel                                                   2,561,524    3,728,997      --    6,290,521
   Italy                                                      363,923   26,406,007      --   26,769,930
   Japan                                                    3,406,441  207,732,478      --  211,138,919
   Malaysia                                                        --    7,139,565      --    7,139,565
   Mexico                                                  10,599,647           --      --   10,599,647
   Netherlands                                              2,651,326   20,415,317      --   23,066,643
   New Zealand                                                     --    4,138,843      --    4,138,843
   Norway                                                     344,925    6,573,674      --    6,918,599
   Peru                                                       151,732           --      --      151,732
   Philippines                                                 42,678    3,730,650      --    3,773,328
   Poland                                                          --    3,566,533      --    3,566,533
   Portugal                                                        --    3,080,756      --    3,080,756
   Russia                                                      95,634    2,432,990      --    2,528,624
   Singapore                                                       --   11,499,215      --   11,499,215
   South Africa                                             2,284,807   17,509,371      --   19,794,178
   South Korea                                                881,888   47,676,502      --   48,558,390
   Spain                                                      836,615   24,804,364      --   25,640,979
   Sweden                                                      97,660   26,462,430      --   26,560,090
   Switzerland                                              3,314,332   62,376,046      --   65,690,378
   Taiwan                                                   2,467,954   37,028,984      --   39,496,938
   Thailand                                                 5,957,938           --      --    5,957,938
   Turkey                                                      23,784    3,784,529      --    3,808,313
   United Kingdom                                          35,215,634  124,200,110      --  159,415,744
   United States                                                    2           --      --            2
Preferred Stocks
   Brazil                                                     907,313    3,544,075      --    4,451,388
   Chile                                                           --      122,188      --      122,188
   Colombia                                                   137,722           --      --      137,722
   Germany                                                         --    3,289,110      --    3,289,110
Rights/Warrants
   Australia                                                       --           --      --           --
   China                                                           --          768      --          768
   France                                                          --        8,406      --        8,406
   Hong Kong                                                       --          293      --          293
   Italy                                                           --           --      --           --
   Malaysia                                                        --          515      --          515

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


   South Korea                                                      --          8,997 --           8,997
   Spain                                                            --         33,686 --          33,686
   Taiwan                                                           --             -- --              --
   Thailand                                                         --            217 --             217
   United Kingdom                                                   --         30,781 --          30,781
Bonds
   India                                                            --            496 --             496
Securities Lending Collateral                                       --     68,474,860 --      68,474,860
                                                          ------------ -------------- --  --------------
TOTAL                                                     $158,822,966 $1,073,195,227 --  $1,232,018,193
                                                          ============ ============== ==  ==============

                    EMERGING MARKETS CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                              ---------- ----------- ---------------
COMMON STOCKS -- (90.8%)
BRAZIL -- (5.1%)
    AES Tiete SA                                                 521,370 $ 1,825,538             0.0%
    Aliansce Shopping Centers SA                                 792,311   2,146,466             0.0%
    Alupar Investimento SA                                       221,600     910,462             0.0%
    AMBEV SA                                                   1,591,620   7,875,628             0.1%
    AMBEV SA ADR                                              11,551,499  56,255,800             0.4%
    Arezzo Industria e Comercio SA                               418,931   2,280,798             0.0%
*   B2W Cia Digital                                              790,678   2,986,351             0.0%
    Banco Bradesco SA                                          3,001,415  18,252,766             0.1%
    Banco do Brasil SA                                         5,392,474  22,347,265             0.2%
    Banco Santander Brasil SA                                    241,695     866,851             0.0%
    Banco Santander Brasil SA ADR                                140,666     502,178             0.0%
    BB Seguridade Participacoes SA                             2,736,142  18,855,878             0.1%
    BM&FBovespa SA                                            12,822,223  37,912,586             0.3%
    BR Malls Participacoes SA                                  3,776,109  10,956,539             0.1%
    Brasil Brokers Participacoes SA                            1,308,822     508,999             0.0%
    Brasil Insurance Participacoes e Administracao SA            422,234      90,841             0.0%
*   Brasil Pharma SA                                             733,626      96,946             0.0%
    BrasilAgro--Co. Brasileira de Propriedades Agricolas           4,700      13,036             0.0%
#   Braskem SA Sponsored ADR                                     584,013   6,511,745             0.1%
    BRF SA                                                     1,752,188  27,288,815             0.2%
    BRF SA ADR                                                 1,255,318  19,244,025             0.1%
    BTG Pactual Group                                             11,200      83,357             0.0%
    CCR SA                                                     5,036,496  15,824,375             0.1%
*   Centrais Eletricas Brasileiras SA                          1,886,800   2,453,768             0.0%
#   Centrais Eletricas Brasileiras SA ADR                        130,848     312,727             0.0%
*   Centrais Eletricas Brasileiras SA Sponsored ADR              322,427     406,258             0.0%
    CETIP SA--Mercados Organizados                             1,913,550  16,927,024             0.1%
#   Cia Brasileira de Distribuicao ADR                           194,588   2,554,940             0.0%
    Cia de Saneamento Basico do Estado de Sao Paulo              990,928   4,299,861             0.0%
    Cia de Saneamento Basico do Estado de Sao Paulo ADR          976,227   4,285,637             0.0%
    Cia de Saneamento de Minas Gerais-COPASA                     448,588   1,511,643             0.0%
    Cia Energetica de Minas Gerais                               311,713     545,351             0.0%
    Cia Energetica de Minas Gerais Sponsored ADR               1,059,060   2,065,166             0.0%
    Cia Hering                                                 1,710,552   6,715,118             0.1%
    Cia Paranaense de Energia                                    150,400     856,868             0.0%
#   Cia Paranaense de Energia Sponsored ADR                      283,710   2,343,445             0.0%
    Cia Siderurgica Nacional SA                                2,185,255   2,457,704             0.0%
#   Cia Siderurgica Nacional SA Sponsored ADR                  3,613,990   4,445,208             0.0%
    Cielo SA                                                   2,803,909  26,616,540             0.2%
    Contax Participacoes SA                                      162,150      63,045             0.0%
    Cosan Logistica SA                                           655,006     220,743             0.0%
    Cosan SA Industria e Comercio                                906,832   5,807,434             0.1%
    CPFL Energia SA                                              850,104   3,411,437             0.0%
#   CPFL Energia SA ADR                                          229,674   1,839,689             0.0%
    CR2 Empreendimentos Imobiliarios SA                           27,200      17,024             0.0%
    CVC Brasil Operadora e Agencia de Viagens SA                   5,700      21,588             0.0%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes    2,721,717   6,321,358             0.1%
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes                                               15,734      38,852             0.0%
    Dimed SA Distribuidora da Medicamentos                           900      49,590             0.0%
    Direcional Engenharia SA                                     973,581     893,568             0.0%
    Duratex SA                                                 2,179,256   3,615,320             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
BRAZIL -- (Continued)
    EcoRodovias Infraestrutura e Logistica SA                 2,228,743 $ 3,436,429             0.0%
    EDP--Energias do Brasil SA                                2,543,137   7,433,303             0.1%
    Embraer SA                                                  124,406     911,866             0.0%
    Embraer SA ADR                                              766,414  22,509,579             0.2%
    Equatorial Energia SA                                     1,572,097  14,013,682             0.1%
    Estacio Participacoes SA                                  1,390,234   5,574,664             0.0%
    Eternit SA                                                1,097,920     637,596             0.0%
    Even Construtora e Incorporadora SA                       2,667,177   2,765,695             0.0%
    Ez Tec Empreendimentos e Participacoes SA                   617,418   2,032,381             0.0%
    Fibria Celulose SA                                          296,542   4,046,769             0.0%
#   Fibria Celulose SA Sponsored ADR                          1,057,881  14,302,551             0.1%
    Fleury SA                                                   515,093   2,188,964             0.0%
    Fras-Le SA                                                    6,000       5,132             0.0%
    GAEC Educacao SA                                              6,300      21,715             0.0%
*   Gafisa SA                                                 2,012,500   1,304,390             0.0%
#*  Gafisa SA ADR                                             1,399,277   1,805,067             0.0%
*   General Shopping Brasil SA                                   19,700      12,726             0.0%
    Gerdau SA                                                   787,482     836,903             0.0%
    Gerdau SA Sponsored ADR                                   4,273,552   5,940,237             0.1%
#   Gol Linhas Aereas Inteligentes SA ADR                       208,966     185,645             0.0%
    Grendene SA                                                 621,228   2,906,968             0.0%
    Guararapes Confeccoes SA                                     55,232     694,524             0.0%
    Helbor Empreendimentos SA                                 1,103,669     583,911             0.0%
*   Hypermarcas SA                                            1,904,166   8,636,677             0.1%
    Iguatemi Empresa de Shopping Centers SA                     746,644   4,126,488             0.0%
    Industrias Romi SA                                           19,508       8,949             0.0%
*   International Meal Co. Alimentacao SA                       459,476     554,130             0.0%
    Iochpe Maxion SA                                            777,003   3,222,317             0.0%
    Itau Unibanco Holding SA                                  1,023,818   6,586,745             0.1%
    JBS SA                                                    5,518,707  20,373,541             0.1%
    JHSF Participacoes SA                                       619,229     280,883             0.0%
*   Joao Fortes Engenharia SA                                    20,369      17,113             0.0%
    JSL SA                                                      506,818   1,232,322             0.0%
    Kepler Weber SA                                             102,004     603,997             0.0%
    Klabin SA                                                 3,321,795  18,881,748             0.1%
    Kroton Educacional SA                                     8,043,206  20,551,269             0.1%
    Light SA                                                    900,896   2,997,051             0.0%
    Linx SA                                                      82,873   1,010,333             0.0%
    Localiza Rent a Car SA                                    1,364,948   9,206,546             0.1%
*   Log-in Logistica Intermodal SA                              429,279      83,451             0.0%
    Lojas Americanas SA                                         958,187   2,905,710             0.0%
    Lojas Renner SA                                           4,110,660  19,720,926             0.1%
    LPS Brasil Consultoria de Imoveis SA                        419,180     228,178             0.0%
    M Dias Branco SA                                            214,785   3,893,400             0.0%
    Magazine Luiza SA                                             3,825      11,706             0.0%
*   Magnesita Refratarios SA                                  1,100,061     742,140             0.0%
    Mahle-Metal Leve SA                                         434,700   2,638,855             0.0%
    Makira Empreendimentos SA                                 5,976,000     153,273             0.0%
    Marcopolo SA                                                 24,800      11,941             0.0%
*   Marfrig Global Foods SA                                   3,941,073   6,509,863             0.1%
    Marisa Lojas SA                                             302,121     509,630             0.0%
*   Mills Estruturas e Servicos de Engenharia SA                631,090     732,841             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
BRAZIL -- (Continued)
*   Minerva SA                                                1,382,685 $ 4,575,315             0.0%
    MRV Engenharia e Participacoes SA                         3,074,455   5,913,209             0.1%
    Multiplan Empreendimentos Imobiliarios SA                   352,716   3,845,677             0.0%
    Multiplus SA                                                550,448   4,899,293             0.0%
    Natura Cosmeticos SA                                      1,204,000   7,144,995             0.1%
    Odontoprev SA                                             2,159,720   5,531,113             0.0%
*   Oi SA                                                       432,130     351,868             0.0%
*   Oi SA ADR(670851302)                                         13,654      11,606             0.0%
*   Oi SA ADR(670851401)                                             --          --             0.0%
*   Paranapanema SA                                           1,653,631   1,196,376             0.0%
*   PDG Realty SA Empreendimentos e Participacoes               206,994     109,244             0.0%
*   Petroleo Brasileiro SA                                    2,172,726   5,278,033             0.0%
#*  Petroleo Brasileiro SA Sponsored ADR                      3,804,709  18,566,980             0.1%
    Porto Seguro SA                                             791,097   6,630,252             0.1%
    Portobello SA                                               150,900      83,676             0.0%
*   Profarma Distribuidora de Produtos Farmaceuticos SA          54,800      84,915             0.0%
*   Prumo Logistica SA                                           96,200      21,447             0.0%
    QGEP Participacoes SA                                     1,076,100   1,662,687             0.0%
    Qualicorp SA                                              1,848,465   7,762,580             0.1%
    Raia Drogasil SA                                          1,096,725  11,369,005             0.1%
    Restoque Comercio e Confeccoes de Roupas SA                 666,523     525,080             0.0%
    Rodobens Negocios Imobiliarios SA                           142,921     177,715             0.0%
*   Rumo Logistica Operadora Multimodal SA                      866,071   1,648,091             0.0%
    Santos Brasil Participacoes SA                              386,945   1,433,836             0.0%
    Sao Carlos Empreendimentos e Participacoes SA                 8,800      52,478             0.0%
    Sao Martinho SA                                             498,687   5,741,946             0.0%
    Ser Educacional SA                                            7,600      18,508             0.0%
    SLC Agricola SA                                             592,824   2,645,663             0.0%
    Smiles SA                                                   506,005   3,950,149             0.0%
    Somos Educado SA                                            407,400   1,399,522             0.0%
    Sonae Sierra Brasil SA                                      194,118     839,714             0.0%
*   Springs Global Participacoes SA                              43,095      33,531             0.0%
    Sul America SA                                            1,640,891   8,050,798             0.1%
    Technos SA                                                  104,816     106,001             0.0%
    Tecnisa SA                                                1,107,295     838,389             0.0%
    Tegma Gestao Logistica                                      302,100     281,903             0.0%
    Telefonica Brasil SA ADR                                    478,639   4,958,700             0.0%
    Tempo Participacoes SA                                      260,997     260,594             0.0%
*   Tereos Internacional SA                                     106,388      14,334             0.0%
    Tim Participacoes SA                                      2,250,637   4,925,644             0.0%
    Tim Participacoes SA ADR                                    307,211   3,413,114             0.0%
    Totvs SA                                                  1,127,770   9,991,795             0.1%
    TPI--Triunfo Participacoes e Investimentos SA               168,927     130,550             0.0%
    Tractebel Energia SA                                        951,409   8,351,008             0.1%
    Transmissora Alianca de Energia Eletrica SA               1,264,756   6,522,748             0.1%
    Trisul SA                                                    51,685      32,851             0.0%
    Ultrapar Participacoes SA                                 2,067,950  35,904,018             0.3%
    Ultrapar Participacoes SA Sponsored ADR                      70,325   1,217,326             0.0%
    Usinas Siderurgicas de Minas Gerais SA                      189,344     388,048             0.0%
    Vale SA                                                     827,574   3,659,548             0.0%
    Vale SA Sponsored ADR                                     2,753,151  12,003,738             0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                SHARES      VALUE++    OF NET ASSETS**
                                                              ----------- ------------ ---------------
BRAZIL -- (Continued)
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao S.A                               840,749 $  9,544,531             0.1%
*   Vanguarda Agro SA                                              47,615      180,784             0.0%
    Via Varejo SA                                                  91,500      100,827             0.0%
    WEG SA                                                      2,096,322    7,821,468             0.1%
                                                                          ------------             ---
TOTAL BRAZIL                                                               807,520,092             5.4%
                                                                          ------------             ---
CHILE -- (1.4%)
    AES Gener SA                                               10,759,513    5,147,823             0.0%
    Aguas Andinas SA Class A                                   16,451,743    8,603,628             0.1%
    Banco de Chile                                             43,123,953    4,564,658             0.0%
    Banco de Chile ADR                                             92,671    5,878,147             0.0%
    Banco de Credito e Inversiones                                179,808    7,331,485             0.1%
    Banco Santander Chile                                       6,521,879      309,493             0.0%
    Banco Santander Chile ADR                                     540,619   10,266,354             0.1%
    Banmedica SA                                                  638,367    1,042,392             0.0%
    Besalco SA                                                  1,451,429      534,755             0.0%
    Bupa Chile SA                                                 349,807      272,443             0.0%
    CAP SA                                                        435,277    1,151,375             0.0%
    Cementos BIO BIO SA                                           180,149      128,952             0.0%
    Cencosud SA                                                 4,344,037    9,524,916             0.1%
    Cencosud SA ADR                                                 6,235       41,026             0.0%
    Cia Cervecerias Unidas SA                                     267,483    3,196,002             0.0%
#   Cia Cervecerias Unidas SA Sponsored ADR                       185,834    4,454,441             0.0%
*   Cia Pesquera Camanchaca SA                                    220,903        4,914             0.0%
*   Cia Sud Americana de Vapores SA                            28,533,494      692,120             0.0%
    Cintac SA                                                     161,631       23,968             0.0%
    Clinica LAS Condes SA                                             309       17,014             0.0%
    Colbun SA                                                  34,798,483    9,261,982             0.1%
    Corpbanca SA                                              877,114,903    8,044,378             0.1%
    Corpbanca SA ADR                                               67,973      931,230             0.0%
    Cristalerias de Chile SA                                       59,157      396,473             0.0%
    E.CL SA                                                     3,377,012    4,882,635             0.0%
    Embotelladora Andina SA Class A ADR                             2,422       43,281             0.0%
    Embotelladora Andina SA Class B ADR                            54,651    1,205,055             0.0%
    Empresa Nacional de Electricidad SA                         4,972,821    6,205,634             0.0%
    Empresa Nacional de Electricidad SA Sponsored ADR             208,216    7,866,400             0.1%
    Empresa Nacional de Telecomunicaciones SA                     898,096    8,316,211             0.1%
*   Empresas AquaChile SA                                         433,769      143,765             0.0%
    Empresas CMPC SA                                            5,862,754   14,447,375             0.1%
    Empresas COPEC SA                                           1,395,521   13,018,127             0.1%
    Empresas Hites SA                                           1,075,010      354,881             0.0%
*   Empresas La Polar SA                                        1,986,927       40,248             0.0%
    Enersis SA                                                 15,150,378    4,008,689             0.0%
    Enersis SA Sponsored ADR                                    2,026,836   26,855,577             0.2%
    Enjoy SA                                                      407,211       22,455             0.0%
    Forus SA                                                      548,599    1,586,697             0.0%
    Gasco SA                                                       66,729      452,014             0.0%
    Grupo Security SA                                             716,831      202,498             0.0%
    Inversiones Aguas Metropolitanas SA                         3,997,948    5,692,943             0.0%
    Inversiones La Construccion SA                                 73,920      840,286             0.0%
*   Latam Airlines Group SA(2518932)                              121,449      649,895             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                SHARES      VALUE++    OF NET ASSETS**
                                                              ----------- ------------ ---------------
CHILE -- (Continued)
*   Latam Airlines Group SA(B8L1G76)                              105,702 $    531,924             0.0%
#*  Latam Airlines Group SA Sponsored ADR                       1,247,286    6,872,546             0.1%
    Masisa SA                                                  11,576,658      308,536             0.0%
*   Molibdenos y Metales SA                                        84,984      494,537             0.0%
    Multiexport Foods SA                                        2,734,356      308,399             0.0%
    Parque Arauco SA                                            4,283,538    7,173,476             0.1%
    PAZ Corp. SA                                                1,360,626      588,319             0.0%
    Ripley Corp. SA                                             5,863,404    1,941,227             0.0%
    SACI Falabella                                              1,808,446   12,163,600             0.1%
    Salfacorp SA                                                  670,889      367,569             0.0%
    Sigdo Koppers SA                                            1,756,594    2,111,813             0.0%
    Sociedad Matriz SAAM SA                                    16,114,420    1,050,541             0.0%
#   Sociedad Quimica y Minera de Chile SA Sponsored ADR           323,299    6,265,535             0.0%
    Socovesa SA                                                 1,364,609      236,490             0.0%
    Sonda SA                                                    2,681,221    4,321,002             0.0%
*   Tech Pack SA                                                  201,054       65,955             0.0%
    Vina Concha y Toro SA                                       2,344,277    3,987,841             0.0%
    Vina Concha y Toro SA Sponsored ADR                            27,985      944,774             0.0%
    Vina San Pedro Tarapaca SA                                  7,779,725       61,091             0.0%
                                                                          ------------             ---
TOTAL CHILE                                                                228,449,810             1.5%
                                                                          ------------             ---
CHINA -- (13.6%)
    361 Degrees International, Ltd.                             3,904,000    1,385,347             0.0%
    AAC Technologies Holdings, Inc.                               487,000    3,079,069             0.0%
#   Agile Property Holdings, Ltd.                               8,996,465    4,885,771             0.0%
    Agricultural Bank of China, Ltd. Class H                   40,297,460   16,529,872             0.1%
    Air China, Ltd. Class H                                     3,972,000    3,830,997             0.0%
    Ajisen China Holdings, Ltd.                                 2,005,000      958,892             0.0%
#*  Alibaba Health Information Technology, Ltd.                 3,894,000    3,089,712             0.0%
#*  Alibaba Pictures Group, Ltd.                                5,300,000    1,411,376             0.0%
*   Aluminum Corp. of China, Ltd. ADR                             229,002    1,838,886             0.0%
#*  Aluminum Corp. of China, Ltd. Class H                       6,146,000    1,979,523             0.0%
    AMVIG Holdings, Ltd.                                        1,582,000      733,028             0.0%
    Angang Steel Co., Ltd. Class H                              4,291,160    1,783,133             0.0%
    Anhui Conch Cement Co., Ltd. Class H                        2,335,500    7,126,308             0.1%
    Anhui Expressway Co., Ltd. Class H                          2,116,000    1,819,666             0.0%
    Anhui Tianda Oil Pipe Co., Ltd. Class H                       589,130      106,933             0.0%
    Anta Sports Products, Ltd.                                  3,219,000    9,004,597             0.1%
#*  Anton Oilfield Services Group                               4,602,000      614,894             0.0%
#*  Anxin-China Holdings, Ltd.                                 13,373,000      249,219             0.0%
#   Asia Cement China Holdings Corp.                            2,581,500      808,639             0.0%
#*  Asian Citrus Holdings, Ltd.                                 3,478,000      456,256             0.0%
*   Ausnutria Dairy Corp., Ltd.                                    67,000       19,748             0.0%
#   AVIC International Holdings, Ltd. Class H                     612,000      347,387             0.0%
#   AviChina Industry & Technology Co., Ltd. Class H            6,583,212    5,365,004             0.1%
    Bank of China, Ltd. Class H                               140,558,702   66,282,044             0.5%
    Bank of Chongqing Co., Ltd. Class H                            30,000       22,566             0.0%
    Bank of Communications Co., Ltd. Class H                   16,245,618   11,961,871             0.1%
    Baoxin Auto Group, Ltd.                                     1,529,000      631,283             0.0%
    Baoye Group Co., Ltd. Class H                               1,460,440    1,005,806             0.0%
#   BBMG Corp. Class H                                          3,778,702    2,652,868             0.0%
    Beijing Capital International Airport Co., Ltd. Class H     8,336,000    8,911,718             0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                SHARES      VALUE++    OF NET ASSETS**
                                                              ----------- ------------ ---------------
CHINA -- (Continued)
    Beijing Capital Land, Ltd. Class H                          5,844,000 $  2,811,898             0.0%
#*  Beijing Development HK, Ltd.                                  437,000      112,674             0.0%
    Beijing Enterprises Holdings, Ltd.                          1,531,028    9,625,658             0.1%
#   Beijing Enterprises Water Group, Ltd.                       7,856,469    6,202,387             0.1%
    Beijing Jingneng Clean Energy Co., Ltd. Class H             3,546,000    1,249,656             0.0%
    Beijing North Star Co., Ltd. Class H                        3,134,000    1,019,863             0.0%
#*  Beijing Properties Holdings, Ltd.                           2,142,967      151,525             0.0%
    Belle International Holdings, Ltd.                         13,088,114   12,703,796             0.1%
#   Biostime International Holdings, Ltd.                         696,500    1,546,473             0.0%
#   Bloomage Biotechnology Corp., Ltd.                            415,000      757,044             0.0%
#   Boer Power Holdings, Ltd.                                   1,059,000    1,729,514             0.0%
#   Bolina Holding Co., Ltd.                                       46,000       11,198             0.0%
    Bosideng International Holdings, Ltd.                      16,136,157    1,557,214             0.0%
    Boyaa Interactive International, Ltd.                         104,000       44,737             0.0%
    Bracell, Ltd.                                                  23,000        2,726             0.0%
    Brilliance China Automotive Holdings, Ltd.                  4,348,000    6,006,752             0.1%
#*  Byd Co., Ltd. Class H                                         636,800    3,951,255             0.0%
*   BYD Electronic International Co., Ltd.                      4,603,722    3,008,653             0.0%
    C C Land Holdings, Ltd.                                     7,132,354    1,824,386             0.0%
    Cabbeen Fashion, Ltd.                                          67,000       44,012             0.0%
    Carrianna Group Holdings Co., Ltd.                          1,640,877      171,034             0.0%
#   CECEP COSTIN New Materials Group, Ltd.                      1,614,000      240,513             0.0%
    Central China Real Estate, Ltd.                             3,248,074      652,230             0.0%
    Century Sunshine Group Holdings, Ltd.                         885,000       72,718             0.0%
#   Changshouhua Food Co., Ltd.                                 1,543,000      930,289             0.0%
#*  Chaoda Modern Agriculture Holdings, Ltd.                    5,616,910      255,683             0.0%
#*  Chaowei Power Holdings, Ltd.                                2,674,000    1,718,045             0.0%
#*  Chia Tai Enterprises International, Ltd.                      124,896       45,602             0.0%
*   Chigo Holding, Ltd.                                        22,124,000      370,213             0.0%
#   China Aerospace International Holdings, Ltd.               11,148,600    1,616,292             0.0%
#*  China Agri-Industries Holdings, Ltd.                       11,700,800    4,295,566             0.0%
#   China All Access Holdings, Ltd.                             3,156,000    1,075,559             0.0%
*   China Animal Healthcare, Ltd.                               1,485,000      373,616             0.0%
    China Aoyuan Property Group, Ltd.                           6,174,000    1,372,851             0.0%
*   China Automation Group, Ltd.                                3,425,000      373,563             0.0%
    China BlueChemical, Ltd. Class H                            8,161,122    2,423,526             0.0%
    China Child Care Corp., Ltd.                                2,314,000      312,841             0.0%
*   China CITIC Bank Corp., Ltd. Class H                       18,236,607   11,816,599             0.1%
#   China Coal Energy Co., Ltd. Class H                        13,155,168    5,629,952             0.1%
    China Communications Construction Co., Ltd. Class H        13,271,387   18,316,988             0.1%
    China Communications Services Corp., Ltd. Class H          11,549,327    4,603,333             0.0%
#   China Conch Venture Holdings, Ltd.                            192,500      437,801             0.0%
    China Construction Bank Corp. Class H                     176,997,302  128,279,837             0.9%
#*  China COSCO Holdings Co., Ltd. Class H                     11,449,000    6,503,032             0.1%
*   China Culiangwang Beverages Holdings, Ltd.                  8,401,500      139,287             0.0%
*   China Datang Corp. Renewable Power Co., Ltd. Class H       11,026,000    1,457,788             0.0%
    China Dongxiang Group Co., Ltd.                            12,805,888    3,240,609             0.0%
#*  China Dredging Environment Protection Holdings, Ltd.        2,288,000      320,462             0.0%
*   China Eastern Airlines Corp., Ltd. Class H                  2,630,000    1,687,321             0.0%
#   China Energine International Holdings, Ltd.                   894,000       81,483             0.0%
    China Everbright Bank Co., Ltd. Class H                       617,000      301,574             0.0%
    China Everbright International, Ltd.                        7,961,000   12,820,172             0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                SHARES     VALUE++    OF NET ASSETS**
                                                              ---------- ------------ ---------------
CHINA -- (Continued)
    China Everbright, Ltd.                                     3,950,896 $  9,298,611             0.1%
#*  China Fiber Optic Network System Group, Ltd.               3,208,800      383,197             0.0%
#*  China Foods, Ltd.                                          3,080,000    1,408,641             0.0%
    China Galaxy Securities Co., Ltd. Class H                  1,499,500    1,297,897             0.0%
    China Gas Holdings, Ltd.                                   5,428,000    8,624,771             0.1%
*   China Glass Holdings, Ltd.                                 4,226,000      580,607             0.0%
*   China High Precision Automation Group, Ltd.                1,360,000       40,139             0.0%
*   China High Speed Transmission Equipment Group Co., Ltd.    5,617,007    5,005,936             0.0%
#   China Hongqiao Group, Ltd.                                 4,227,500    2,195,737             0.0%
*   China Household Holdings, Ltd.                            11,200,000      367,804             0.0%
#   China Huishan Dairy Holdings Co., Ltd.                     2,220,000      843,037             0.0%
*   China Huiyuan Juice Group, Ltd.                            3,239,000    1,457,179             0.0%
    China International Marine Containers Group Co., Ltd.
      Class H                                                    298,400      528,643             0.0%
*   China ITS Holdings Co., Ltd.                               2,751,096      339,137             0.0%
    China Jinmao Holdings Group, Ltd.                         20,360,976    5,607,930             0.1%
#   China Lesso Group Holdings, Ltd.                           4,832,000    3,906,742             0.0%
#   China Life Insurance Co., Ltd. ADR                           902,652   16,301,895             0.1%
    China Life Insurance Co., Ltd. Class H                     2,289,000    8,254,322             0.1%
    China Lilang, Ltd.                                         1,873,000    1,590,934             0.0%
    China Longyuan Power Group Corp., Ltd. Class H             7,430,000    6,783,304             0.1%
#*  China Lumena New Materials Corp.                          15,666,000           --             0.0%
#   China Machinery Engineering Corp. Class H                    177,000      153,846             0.0%
    China Medical System Holdings, Ltd.                        3,298,800    4,531,107             0.0%
#   China Mengniu Dairy Co., Ltd.                              4,618,000    8,945,081             0.1%
    China Merchants Bank Co., Ltd. Class H                     9,966,146   26,020,765             0.2%
    China Merchants Holdings International Co., Ltd.           3,579,752   11,865,341             0.1%
#*  China Metal Recycling Holdings, Ltd.                       1,955,133      445,988             0.0%
    China Minsheng Banking Corp., Ltd. Class H                17,320,300   17,450,717             0.1%
    China Mobile, Ltd.                                         3,162,000   37,891,591             0.3%
    China Mobile, Ltd. Sponsored ADR                           1,846,091  111,337,748             0.8%
#   China Modern Dairy Holdings, Ltd.                          6,191,000    1,854,293             0.0%
#   China Molybdenum Co., Ltd. Class H                         2,200,000    1,222,398             0.0%
    China National Building Material Co., Ltd. Class H        13,136,000    8,127,972             0.1%
    China National Materials Co., Ltd. Class H                 5,754,000    1,380,497             0.0%
*   China New Town Development Co., Ltd.                       5,843,677      236,047             0.0%
#*  China Oil & Gas Group, Ltd.                               25,700,000    1,785,538             0.0%
    China Oilfield Services, Ltd. Class H                      4,932,000    5,488,294             0.1%
#   China Overseas Grand Oceans Group, Ltd.                    3,542,000    1,123,747             0.0%
    China Overseas Land & Investment, Ltd.                     8,914,033   28,791,135             0.2%
#*  China Overseas Property Holdings, Ltd.                     2,971,344      506,048             0.0%
    China Pacific Insurance Group Co., Ltd. Class H            2,994,865   11,929,732             0.1%
    China Petroleum & Chemical Corp. ADR                         211,889   15,272,945             0.1%
    China Petroleum & Chemical Corp. Class H                  22,154,400   15,969,868             0.1%
    China Pioneer Pharma Holdings, Ltd.                           39,000       17,069             0.0%
    China Power International Development, Ltd.               11,778,200    7,401,793             0.1%
#   China Power New Energy Development Co., Ltd.              21,020,000    1,455,944             0.0%
#*  China Precious Metal Resources Holdings Co., Ltd.         13,931,682      608,038             0.0%
*   China Properties Group, Ltd.                               2,449,000      504,418             0.0%
    China Railway Construction Corp., Ltd. Class H             4,482,687    6,700,653             0.1%
    China Railway Group, Ltd. Class H                          3,830,000    3,607,797             0.0%
#*  China Rare Earth Holdings, Ltd.                            9,318,399      847,455             0.0%
    China Resources Beer Holdings Company, Ltd.                4,040,246    7,618,277             0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                              ---------- ----------- ---------------
CHINA -- (Continued)
#   China Resources Cement Holdings, Ltd.                      7,736,946 $ 3,122,161             0.0%
    China Resources Gas Group, Ltd.                            1,856,000   5,091,091             0.0%
    China Resources Land, Ltd.                                 6,364,610  16,538,993             0.1%
    China Resources Power Holdings Co., Ltd.                   3,524,000   7,971,876             0.1%
*   China Ruifeng Renewable Energy Holdings, Ltd.                256,000      31,281             0.0%
#*  China Sanjiang Fine Chemicals Co., Ltd.                    3,305,000     696,681             0.0%
    China SCE Property Holdings, Ltd.                          2,682,400     587,730             0.0%
#*  China Shanshui Cement Group, Ltd.                         10,119,645   5,405,431             0.1%
    China Shenhua Energy Co., Ltd. Class H                     6,034,000  10,152,360             0.1%
    China Shineway Pharmaceutical Group, Ltd.                  1,644,000   2,131,803             0.0%
#*  China Shipping Container Lines Co., Ltd. Class H          20,067,300   8,223,580             0.1%
#   China Shipping Development Co., Ltd. Class H               7,144,000   5,179,400             0.0%
#   China Singyes Solar Technologies Holdings, Ltd.            2,560,800   2,004,900             0.0%
#   China South City Holdings, Ltd.                           10,442,711   2,490,418             0.0%
#   China Southern Airlines Co., Ltd. Class H                  6,606,000   5,605,665             0.1%
    China Southern Airlines Co., Ltd. Sponsored ADR               41,944   1,767,101             0.0%
    China Starch Holdings, Ltd.                                8,270,000     173,458             0.0%
    China State Construction International Holdings, Ltd.      3,275,520   4,970,271             0.0%
#   China Suntien Green Energy Corp., Ltd. Class H             7,956,000   1,418,497             0.0%
#*  China Taifeng Beddings Holdings, Ltd.                      1,662,000      86,846             0.0%
*   China Taiping Insurance Holdings Co., Ltd.                 3,784,730  11,882,829             0.1%
    China Telecom Corp., Ltd. ADR                                136,139   7,120,070             0.1%
    China Telecom Corp., Ltd. Class H                          7,958,000   4,140,867             0.0%
#*  China Tian Lun Gas Holdings, Ltd.                            655,500     598,664             0.0%
*   China Tianyi Holdings, Ltd.                                1,996,000     231,152             0.0%
*   China Traditional Chinese Medicine Co., Ltd.               1,206,000     912,097             0.0%
    China Travel International Investment Hong Kong, Ltd.     12,893,892   5,827,831             0.1%
    China Unicom Hong Kong, Ltd.                               8,360,000  10,166,937             0.1%
    China Unicom Hong Kong, Ltd. ADR                           1,125,159  13,816,953             0.1%
*   China Vanadium Titano--Magnetite Mining Co., Ltd.          4,955,000     197,233             0.0%
#   China Vanke Co., Ltd. Class H                                853,000   1,994,978             0.0%
#   China Water Affairs Group, Ltd.                            4,436,000   2,351,905             0.0%
#*  China Water Industry Group, Ltd.                           1,440,000     296,475             0.0%
    China Yongda Automobiles Services Holdings, Ltd.              66,000      30,803             0.0%
#*  China Yurun Food Group, Ltd.                               7,771,000   1,654,890             0.0%
*   China Zenith Chemical Group, Ltd.                            830,000      85,479             0.0%
    China ZhengTong Auto Services Holdings, Ltd.               4,988,500   2,232,465             0.0%
#   China Zhongwang Holdings, Ltd.                             8,936,779   3,958,865             0.0%
#*  Chinasoft International, Ltd.                              4,852,000   2,103,031             0.0%
*   Chinese People Holdings Co., Ltd.                         11,215,071     246,652             0.0%
*   Chongqing Iron & Steel Co., Ltd. Class H                   1,700,000     272,661             0.0%
    Chongqing Machinery & Electric Co., Ltd. Class H           5,845,962     831,992             0.0%
    Chongqing Rural Commercial Bank Co., Ltd. Class H         11,825,000   7,365,653             0.1%
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings,
      Ltd.                                                     2,446,000     414,586             0.0%
    CIFI Holdings Group Co., Ltd.                                478,000     102,006             0.0%
#   CIMC Enric Holdings, Ltd.                                  2,436,000   1,606,743             0.0%
*   CITIC Dameng Holdings, Ltd.                                1,382,000     115,243             0.0%
#*  CITIC Resources Holdings, Ltd.                            11,650,000   1,735,764             0.0%
    CITIC Securities Co., Ltd. Class H                         2,109,000   4,549,924             0.0%
    CITIC, Ltd.                                                9,804,567  18,305,604             0.1%
#*  Citychamp Watch & Jewellery Group, Ltd.                    9,788,000   1,517,043             0.0%
    Clear Media, Ltd.                                            192,000     192,993             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                              ---------- ----------- ---------------
CHINA -- (Continued)
    CNOOC, Ltd.                                               31,188,000 $35,146,131             0.3%
#   CNOOC, Ltd. Sponsored ADR                                    237,300  26,976,264             0.2%
*   Coastal Greenland, Ltd.                                    3,432,000      86,353             0.0%
#   Comba Telecom Systems Holdings, Ltd.                       6,705,267   1,377,200             0.0%
*   Comtec Solar Systems Group, Ltd.                           4,506,000     410,849             0.0%
#   Concord New Energy Group, Ltd.                            19,845,909   1,347,983             0.0%
#*  Coolpad Group, Ltd.                                       14,820,000   2,585,779             0.0%
#   Cosco International Holdings, Ltd.                         1,328,000     764,183             0.0%
#   COSCO Pacific, Ltd.                                        8,975,437  11,611,579             0.1%
*   Coslight Technology International Group Co., Ltd.            480,000     179,434             0.0%
    Country Garden Holdings Co., Ltd.                         19,260,660   7,315,860             0.1%
#   CP Pokphand Co., Ltd.                                     12,489,658   1,490,697             0.0%
#   CPMC Holdings, Ltd.                                        1,325,000     741,126             0.0%
#*  CRRC Corp, Ltd. Class H                                    5,489,324   6,985,150             0.1%
    CSPC Pharmaceutical Group, Ltd.                            3,834,000   3,559,770             0.0%
#*  CSSC Offshore and Marine Engineering Group Co., Ltd.
      Class H                                                    324,000     796,795             0.0%
#   CT Environmental Group, Ltd.                                 892,000     319,606             0.0%
    Da Ming International Holdings, Ltd.                          34,000       9,576             0.0%
*   DaChan Food Asia, Ltd.                                     1,513,087     169,618             0.0%
#   Dah Chong Hong Holdings, Ltd.                              4,474,000   2,026,663             0.0%
#   Dalian Port PDA Co., Ltd. Class H                          4,210,000   1,518,259             0.0%
#*  Daphne International Holdings, Ltd.                        5,258,000     933,116             0.0%
    Datang International Power Generation Co., Ltd. Class H    8,618,000   3,160,630             0.0%
#   Dawnrays Pharmaceutical Holdings, Ltd.                     1,293,491   1,064,699             0.0%
#*  DBA Telecommunication Asia Holdings, Ltd.                  1,020,000      17,273             0.0%
    Digital China Holdings, Ltd.                               4,201,000   4,275,231             0.0%
#   Dongfang Electric Corp., Ltd. Class H                      1,025,400   1,225,977             0.0%
    Dongfeng Motor Group Co., Ltd. Class H                     7,770,000  11,153,064             0.1%
#   Dongjiang Environmental Co., Ltd. Class H                    127,995     247,052             0.0%
    Dongyue Group, Ltd.                                        6,417,000   1,748,264             0.0%
#*  Dynasty Fine Wines Group, Ltd.                             1,708,000      59,500             0.0%
    Embry Holdings, Ltd.                                         509,000     277,066             0.0%
#   ENN Energy Holdings, Ltd.                                  2,040,000  11,607,908             0.1%
    EVA Precision Industrial Holdings, Ltd.                    5,316,516   1,274,929             0.0%
*   EverChina International Holdings Co., Ltd.                17,127,500     692,085             0.0%
#   Evergrande Real Estate Group, Ltd.                        29,448,000  22,330,943             0.2%
*   Evergreen International Holdings, Ltd.                     1,091,000     126,439             0.0%
*   Extrawell Pharmaceutical Holdings, Ltd.                    4,802,079     234,300             0.0%
    Fantasia Holdings Group Co., Ltd.                          9,493,019   1,120,794             0.0%
    Far East Horizon, Ltd.                                     1,056,000     878,354             0.0%
#   First Tractor Co., Ltd. Class H                            1,198,000     813,212             0.0%
#   Fosun International, Ltd.                                  3,124,620   5,681,871             0.1%
    Fu Shou Yuan International Group, Ltd.                         3,000       2,045             0.0%
#   Fufeng Group, Ltd.                                         5,260,800   2,784,926             0.0%
#   Fuguiniao Co., Ltd. Class H                                   52,999      31,762             0.0%
    Future Land Development Holdings, Ltd.                       342,000      52,734             0.0%
#*  GCL-Poly Energy Holdings, Ltd.                            37,459,320   7,785,242             0.1%
#   Geely Automobile Holdings, Ltd.                           24,150,000  12,816,650             0.1%
*   Global Bio-Chem Technology Group Co., Ltd.                 9,617,600     375,732             0.0%
*   Global Sweeteners Holdings, Ltd.                             437,650      18,554             0.0%
*   Glorious Property Holdings, Ltd.                          14,209,712   1,830,489             0.0%
    Goldbond Group Holdings, Ltd.                                650,000      31,949             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                SHARES      VALUE++    OF NET ASSETS**
                                                              ----------- ------------ ---------------
CHINA -- (Continued)
#   Golden Eagle Retail Group, Ltd.                             2,321,000 $  2,975,617             0.0%
#   Golden Meditech Holdings, Ltd.                              5,747,713      842,208             0.0%
*   Goldin Properties Holdings, Ltd.                               80,000       68,817             0.0%
    Goldlion Holdings, Ltd.                                       852,866      360,411             0.0%
    Goldpac Group, Ltd.                                            39,000       20,118             0.0%
    GOME Electrical Appliances Holding, Ltd.                   51,642,660    9,436,642             0.1%
    Good Friend International Holdings, Inc.                      487,333      119,156             0.0%
#*  Goodbaby International Holdings, Ltd.                       2,409,000    1,102,259             0.0%
    Great Wall Motor Co., Ltd. Class H                          7,238,250    8,789,868             0.1%
#   Greatview Aseptic Packaging Co., Ltd.                       1,993,000      935,629             0.0%
#*  Greenland Hong Kong Holdings, Ltd.                          1,173,275      495,404             0.0%
#*  Greentown China Holdings, Ltd.                              3,556,500    3,097,076             0.0%
    Guangdong Investment, Ltd.                                  6,956,000    9,782,640             0.1%
*   Guangdong Land Holdings, Ltd.                               2,823,361      631,994             0.0%
    Guangshen Railway Co., Ltd. Class H                         3,834,000    1,981,259             0.0%
    Guangshen Railway Co., Ltd. Sponsored ADR                      68,574    1,771,952             0.0%
    Guangzhou Automobile Group Co., Ltd. Class H                5,328,350    4,645,370             0.0%
#   Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.
      Class H                                                     234,000      658,516             0.0%
#   Guangzhou R&F Properties Co., Ltd. Class H                  5,148,332    5,102,875             0.0%
#*  Guodian Technology & Environment Group Corp., Ltd. Class
      H                                                         2,974,000      287,062             0.0%
    Haier Electronics Group Co., Ltd.                           2,618,000    5,052,948             0.0%
    Haitian International Holdings, Ltd.                        1,481,000    2,591,304             0.0%
    Haitong Securities Co., Ltd. Class H                          630,400    1,096,830             0.0%
#*  Hanergy Thin Film Power Group, Ltd.                        37,310,000    5,054,512             0.0%
#   Harbin Electric Co., Ltd. Class H                           4,178,587    2,474,909             0.0%
    Henderson Investment, Ltd.                                    377,000       31,520             0.0%
*   Heng Tai Consumables Group, Ltd.                           17,669,659      191,141             0.0%
    Hengan International Group Co., Ltd.                        1,424,122   15,323,322             0.1%
#   Hengdeli Holdings, Ltd.                                    11,548,800    1,733,703             0.0%
#*  Hidili Industry International Development, Ltd.             5,587,000      286,168             0.0%
#   Hilong Holding, Ltd.                                        2,522,000      532,902             0.0%
*   Hisense Kelon Electrical Holdings Co., Ltd. Class H         1,908,000      970,614             0.0%
#*  HKC Holdings, Ltd.                                         19,752,210      457,851             0.0%
*   HL Technology Group, Ltd.                                     143,000       54,887             0.0%
    HNA Infrastructure Co., Ltd. Class H                          596,000      682,471             0.0%
#*  Honghua Group, Ltd.                                         5,595,000      453,275             0.0%
    Hopefluent Group Holdings, Ltd.                               515,973      127,196             0.0%
#   Hopewell Highway Infrastructure, Ltd.                       3,821,028    1,752,585             0.0%
#*  Hopson Development Holdings, Ltd.                           3,590,000    3,033,163             0.0%
#   Hua Han Bio-Pharmaceutical Holdings, Ltd. Class H          18,356,041    2,661,593             0.0%
    Huabao International Holdings, Ltd.                        10,680,986    4,453,606             0.0%
    Huadian Fuxin Energy Corp., Ltd. Class H                      574,000      178,063             0.0%
    Huadian Power International Corp., Ltd. Class H             5,558,000    4,085,179             0.0%
    Huaneng Power International, Inc. Class H                   1,760,000    1,903,187             0.0%
    Huaneng Power International, Inc. Sponsored ADR               105,617    4,635,530             0.0%
#   Huaneng Renewables Corp., Ltd. Class H                     12,654,000    3,897,254             0.0%
    Huishang Bank Corp., Ltd. Class H                              98,000       41,978             0.0%
    Industrial & Commercial Bank of China, Ltd. Class H       198,793,725  126,095,871             0.9%
    Inspur International, Ltd.                                  2,056,000      391,036             0.0%
#   Intime Retail Group Co., Ltd.                               3,703,000    4,080,569             0.0%
    Jiangnan Group, Ltd.                                          960,000      219,835             0.0%
    Jiangsu Expressway Co., Ltd. Class H                        3,056,000    4,108,420             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                              ---------- ----------- ---------------
CHINA -- (Continued)
    Jiangxi Copper Co., Ltd. Class H                           4,347,000 $ 5,724,683             0.1%
*   Jinchuan Group International Resources Co., Ltd.           1,141,000      55,946             0.0%
#   Jingwei Textile Machinery Class H                          1,000,000   1,501,884             0.0%
    Ju Teng International Holdings, Ltd.                       4,618,090   2,519,624             0.0%
    Jutal Offshore Oil Services, Ltd.                          1,166,000     112,365             0.0%
*   Kai Yuan Holdings, Ltd.                                   16,790,000     172,698             0.0%
#*  Kaisa Group Holdings, Ltd.                                 9,692,684     731,585             0.0%
*   Kasen International Holdings, Ltd.                           314,000      51,240             0.0%
#   Kingboard Chemical Holdings, Ltd.                          3,748,166   5,285,903             0.1%
    Kingboard Laminates Holdings, Ltd.                         4,964,984   2,061,521             0.0%
#   Kingdee International Software Group Co., Ltd.             6,539,600   2,689,469             0.0%
    Kunlun Energy Co., Ltd.                                   10,872,000   8,861,620             0.1%
    KWG Property Holding, Ltd.                                 6,671,144   4,793,256             0.0%
#*  Labixiaoxin Snacks Group, Ltd.                             2,192,000     197,345             0.0%
    Lai Fung Holdings, Ltd.                                   25,294,336     430,264             0.0%
#   Le Saunda Holdings, Ltd.                                   1,385,800     369,439             0.0%
    Lee & Man Chemical Co., Ltd.                                 821,339     358,497             0.0%
    Lee & Man Paper Manufacturing, Ltd.                        6,346,200   3,942,751             0.0%
    Lee's Pharmaceutical Holdings, Ltd.                           10,000      12,911             0.0%
    Lenovo Group, Ltd.                                        19,046,000  17,598,567             0.1%
    Leoch International Technology, Ltd.                         907,000      69,752             0.0%
*   Li Ning Co., Ltd.                                          2,034,583   1,062,702             0.0%
#*  Lianhua Supermarket Holdings Co., Ltd. Class H             2,109,200     984,764             0.0%
*   Lifetech Scientific Corp.                                    356,000      67,679             0.0%
#*  Lingbao Gold Co., Ltd. Class H                             1,494,000     239,834             0.0%
#   Logan Property Holdings Co., Ltd.                             52,000      21,823             0.0%
    Longfor Properties Co., Ltd.                               5,269,500   7,073,886             0.1%
#   Lonking Holdings, Ltd.                                    10,855,000   1,740,993             0.0%
*   Loudong General Nice Resources China Holdings, Ltd.        5,407,309     460,508             0.0%
#*  Maanshan Iron & Steel Co., Ltd. Class H                    6,976,000   1,493,440             0.0%
#   Maoye International Holdings, Ltd.                         6,672,000     846,314             0.0%
#   Metallurgical Corp. of China, Ltd. Class H                11,828,000   4,364,576             0.0%
#*  Microport Scientific Corp.                                 1,233,000     513,566             0.0%
*   MIE Holdings Corp.                                         4,960,000     656,718             0.0%
    MIN XIN Holdings, Ltd.                                       596,000     513,396             0.0%
#*  Mingfa Group International Co., Ltd.                       4,941,000   1,182,470             0.0%
*   Mingyuan Medicare Development Co., Ltd.                    4,480,000      49,883             0.0%
#   Minmetals Land, Ltd.                                       6,023,644     619,016             0.0%
#   Minth Group, Ltd.                                          2,143,000   4,440,222             0.0%
#*  MMG, Ltd.                                                  9,408,000   2,079,084             0.0%
    MOBI Development Co., Ltd.                                    34,000       5,584             0.0%
*   Nan Hai Corp., Ltd.                                       16,800,000     354,028             0.0%
    Nature Home Holding Co., Ltd.                                654,000      83,410             0.0%
#   NetDragon Websoft, Inc.                                      476,956   1,309,977             0.0%
    New China Life Insurance Co., Ltd. Class H                 1,410,800   6,194,147             0.1%
    New World China Land, Ltd.                                10,047,700   6,665,652             0.1%
    New World Department Store China, Ltd.                     2,186,538     364,211             0.0%
    Nine Dragons Paper Holdings, Ltd.                          9,030,000   5,958,348             0.1%
#*  North Mining Shares Co., Ltd.                             10,000,000     108,037             0.0%
#   NVC Lighting Holding, Ltd.                                 7,296,000     950,760             0.0%
*   O-Net Communications Group, Ltd.                           1,503,000     440,393             0.0%
    Overseas Chinese Town Asia Holdings, Ltd.                    357,817     161,169             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                              ---------- ----------- ---------------
CHINA -- (Continued)
#   Pacific Online, Ltd.                                       1,361,195 $   453,910             0.0%
#   Parkson Retail Group, Ltd.                                 6,031,500     888,790             0.0%
#   PAX Global Technology, Ltd.                                  893,000   1,165,447             0.0%
    Peak Sport Products Co., Ltd.                              3,192,000     959,286             0.0%
    People's Insurance Co. Group of China, Ltd. (The) Class H  3,318,000   1,779,995             0.0%
    PetroChina Co., Ltd. ADR                                     227,833  17,914,509             0.1%
    PetroChina Co., Ltd. Class H                              26,584,000  20,778,370             0.2%
#   Phoenix Healthcare Group Co., Ltd.                            41,000      61,982             0.0%
#   Phoenix Satellite Television Holdings, Ltd.                5,058,000   1,214,071             0.0%
    PICC Property & Casualty Co., Ltd. Class H                 8,534,932  19,388,236             0.1%
    Ping An Insurance Group Co. of China, Ltd. Class H         9,055,000  50,886,185             0.4%
#   Poly Property Group Co., Ltd.                             11,025,068   3,569,187             0.0%
#*  Pou Sheng International Holdings, Ltd.                     4,363,609     695,378             0.0%
    Powerlong Real Estate Holdings, Ltd.                       5,648,715   1,111,192             0.0%
#*  Prosperity International Holdings HK, Ltd.                 4,900,000     144,619             0.0%
#*  PW Medtech Group, Ltd.                                       398,000      83,195             0.0%
    Qingling Motors Co., Ltd. Class H                          1,688,000     543,837             0.0%
*   Qunxing Paper Holdings Co., Ltd.                             854,211      41,660             0.0%
*   Real Gold Mining, Ltd.                                       640,000      21,717             0.0%
#   Real Nutriceutical Group, Ltd.                             4,279,000     552,086             0.0%
#*  Renhe Commercial Holdings Co., Ltd.                       98,198,615   5,116,550             0.0%
#   REXLot Holdings, Ltd.                                     40,943,724   1,743,275             0.0%
    Road King Infrastructure, Ltd.                             1,179,000   1,026,521             0.0%
    Samson Holding, Ltd.                                       4,377,000     552,452             0.0%
#*  Sany Heavy Equipment International Holdings Co., Ltd.      4,698,500   1,141,160             0.0%
*   Scud Group, Ltd.                                           1,110,000      55,854             0.0%
*   Semiconductor Manufacturing International Corp.           97,636,955   9,045,055             0.1%
*   Semiconductor Manufacturing International Corp. ADR          173,964     808,933             0.0%
    Shandong Chenming Paper Holdings, Ltd. Class H             1,821,522   1,016,748             0.0%
#   Shandong Weigao Group Medical Polymer Co., Ltd. Class H    3,440,000   2,366,367             0.0%
#   Shanghai Electric Group Co., Ltd. Class H                  3,202,000   1,938,811             0.0%
    Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H        369,500   1,193,358             0.0%
    Shanghai Industrial Holdings, Ltd.                         2,581,000   6,758,245             0.1%
#   Shanghai Industrial Urban Development Group, Ltd.          8,391,025   1,628,237             0.0%
    Shanghai Jin Jiang International Hotels Group Co., Ltd.
      Class H                                                  6,308,000   1,955,731             0.0%
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H         1,823,300   4,196,180             0.0%
    Shanghai Prime Machinery Co., Ltd. Class H                 1,820,000     317,409             0.0%
*   Shanghai Zendai Property, Ltd.                             6,120,000     160,013             0.0%
*   Shengli Oil & Gas Pipe Holdings, Ltd.                      5,242,500     184,542             0.0%
    Shenguan Holdings Group, Ltd.                              3,748,000     540,231             0.0%
    Shenzhen Expressway Co., Ltd. Class H                      2,970,000   2,284,838             0.0%
    Shenzhen International Holdings, Ltd.                      4,733,385   7,212,392             0.1%
    Shenzhen Investment, Ltd.                                 15,867,749   6,419,371             0.1%
#   Shenzhou International Group Holdings, Ltd.                  927,000   4,562,257             0.0%
    Shimao Property Holdings, Ltd.                             6,118,183  10,668,014             0.1%
*   Shougang Concord International Enterprises Co., Ltd.      24,674,100   1,028,862             0.0%
#   Shougang Fushan Resources Group, Ltd.                     16,954,461   2,243,941             0.0%
#   Shui On Land, Ltd.                                        20,228,776   5,565,894             0.1%
*   Shunfeng International Clean Energy, Ltd.                  1,928,000     615,992             0.0%
#   Sichuan Expressway Co., Ltd. Class H                       3,886,000   1,352,532             0.0%
    Sihuan Pharmaceutical Holdings Group, Ltd.                13,819,000   2,950,618             0.0%
*   Sijia Group Co.                                              893,399      29,624             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                SHARES     VALUE++    OF NET ASSETS**
                                                              ---------- ------------ ---------------
CHINA -- (Continued)
    Silver Grant International Industries, Ltd.                4,466,000 $    603,292             0.0%
*   SIM Technology Group, Ltd.                                 5,367,000      282,277             0.0%
    Sino Biopharmaceutical, Ltd.                               9,171,999   11,433,325             0.1%
#*  Sino Oil And Gas Holdings, Ltd.                           54,772,234    1,351,017             0.0%
    Sino-Ocean Land Holdings, Ltd.                            17,577,962   10,148,943             0.1%
    Sinofert Holdings, Ltd.                                   11,802,673    2,073,178             0.0%
*   Sinolink Worldwide Holdings, Ltd.                          3,813,492      416,585             0.0%
#   SinoMedia Holding, Ltd.                                    1,167,258      372,050             0.0%
    Sinopec Engineering Group Co., Ltd. Class H                  224,500      193,268             0.0%
#   Sinopec Kantons Holdings, Ltd.                             3,394,000    1,915,692             0.0%
#*  Sinopec Oilfield Service Corp. Class H                       292,000       92,067             0.0%
*   Sinopec Shanghai Petrochemical Co., Ltd. Class H           2,863,000    1,188,354             0.0%
*   Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR        30,847    1,292,777             0.0%
    Sinopharm Group Co., Ltd. Class H                          3,094,800   12,714,291             0.1%
    Sinosoft Technology Group, Ltd.                              224,000      126,992             0.0%
#   Sinotrans Shipping, Ltd.                                   7,661,000    1,614,145             0.0%
    Sinotrans, Ltd. Class H                                    7,882,000    4,290,087             0.0%
    Sinotruk Hong Kong, Ltd.                                   3,867,000    1,609,587             0.0%
    SITC International Holdings Co., Ltd.                      2,333,000    1,194,502             0.0%
#   Skyworth Digital Holdings, Ltd.                           10,501,822    7,772,168             0.1%
#   SMI Holdings Group, Ltd.                                  11,836,000    1,047,776             0.0%
    SOHO China, Ltd.                                           8,399,839    4,330,539             0.0%
*   Solargiga Energy Holdings, Ltd.                            9,232,000      266,588             0.0%
#*  Sparkle Roll Group, Ltd.                                   6,520,000      293,971             0.0%
    Springland International Holdings, Ltd.                    1,588,000      395,627             0.0%
#*  SPT Energy Group, Inc.                                     2,996,000      292,173             0.0%
*   SRE Group, Ltd.                                           12,409,714      616,435             0.0%
#   SSY Group, Ltd.                                            6,758,506    1,683,641             0.0%
#   Sun Art Retail Group, Ltd.                                 5,028,000    4,109,834             0.0%
*   Sun King Power Electronics Group                             118,000       14,730             0.0%
    Sunac China Holdings, Ltd.                                 7,988,000    4,909,175             0.0%
#   Sunny Optical Technology Group Co., Ltd.                   2,724,000    6,312,694             0.1%
#*  Superb Summit International Group, Ltd.                    1,350,000       47,690             0.0%
*   Synertone Communication Corp.                              1,280,000       25,828             0.0%
    TCC International Holdings, Ltd.                           8,029,995    1,591,074             0.0%
#   TCL Communication Technology Holdings, Ltd.                2,463,100    1,836,482             0.0%
#   TCL Multimedia Technology Holdings, Ltd.                   2,889,200    1,290,575             0.0%
*   Technovator International, Ltd.                              150,000       93,762             0.0%
    Tencent Holdings, Ltd.                                     9,155,700  172,108,303             1.2%
#   Tenfu Cayman Holdings Co., Ltd.                              101,000       37,133             0.0%
    Tenwow International Holdings, Ltd.                           38,000       12,837             0.0%
    Texhong Textile Group, Ltd.                                1,789,000    1,326,888             0.0%
#   Tian An China Investment Co., Ltd.                           896,357      537,218             0.0%
    Tian Shan Development Holdings, Ltd.                       1,238,000      519,102             0.0%
#   Tiangong International Co., Ltd.                           6,274,056      580,535             0.0%
    Tianjin Capital Environmental Protection Group Co., Ltd.
      Class H                                                    816,000      612,498             0.0%
    Tianjin Development Holdings, Ltd.                         1,873,800    1,213,482             0.0%
*   Tianjin Jinran Public Utilities Co., Ltd. Class H          2,010,000      225,292             0.0%
    Tianjin Port Development Holdings, Ltd.                   10,597,200    1,757,048             0.0%
*   Tianneng Power International, Ltd.                         3,717,952    2,691,426             0.0%
#   Tibet 5100 Water Resources Holdings, Ltd.                  2,339,000      756,834             0.0%
    Tingyi Cayman Islands Holding Corp.                        4,062,000    6,933,419             0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                              ---------- ----------- ---------------
CHINA -- (Continued)
#   Tomson Group, Ltd.                                         1,117,263 $   244,862             0.0%
#   Tong Ren Tang Technologies Co., Ltd. Class H               1,808,000   2,828,659             0.0%
    Tongda Group Holdings, Ltd.                                9,650,000   1,965,340             0.0%
    Tonly Electronics Holdings, Ltd.                             403,080     249,205             0.0%
#   Towngas China Co., Ltd.                                    3,947,000   2,661,146             0.0%
#   TPV Technology, Ltd.                                       3,810,578     557,918             0.0%
    Travelsky Technology, Ltd. Class H                         3,060,938   4,499,868             0.0%
#   Trigiant Group, Ltd.                                       3,394,000     715,411             0.0%
*   Trony Solar Holdings Co., Ltd.                             2,133,000      32,474             0.0%
#   Truly International Holdings, Ltd.                         5,913,000   1,408,796             0.0%
#   Tsingtao Brewery Co., Ltd. Class H                           392,000   1,868,690             0.0%
    Uni-President China Holdings, Ltd.                         2,965,308   2,428,661             0.0%
#*  United Energy Group, Ltd.                                  9,211,550   1,242,479             0.0%
#   Universal Health International Group Holding, Ltd.           179,000      70,626             0.0%
#   V1 Group, Ltd.                                            18,554,600   1,405,695             0.0%
    Wanguo International Mining Group, Ltd.                       58,000      20,728             0.0%
#   Want Want China Holdings, Ltd.                            12,509,000  10,396,303             0.1%
    Wasion Group Holdings, Ltd.                                1,914,000   2,123,360             0.0%
#   Weichai Power Co., Ltd. Class H                            3,264,560   3,474,198             0.0%
    Weiqiao Textile Co. Class H                                2,329,000   1,051,027             0.0%
    Welling Holding, Ltd.                                      5,670,000     947,409             0.0%
    West China Cement, Ltd.                                   12,256,000   2,091,390             0.0%
#   Wisdom Sports Group                                          169,000      88,055             0.0%
#*  Wumart Stores, Inc. Class H                                1,291,000     921,042             0.0%
*   Wuzhou International Holdings, Ltd.                          954,000     147,547             0.0%
#   Xiamen International Port Co., Ltd. Class H                5,289,338   1,351,127             0.0%
*   Xiao Nan Guo Restaurants Holdings, Ltd.                      326,000      30,999             0.0%
    Xingda International Holdings, Ltd.                        4,941,000   1,084,923             0.0%
    Xinhua Winshare Publishing and Media Co., Ltd. Class H       843,000     708,874             0.0%
#   Xinjiang Goldwind Science & Technology Co., Ltd. Class H   1,077,600   2,023,702             0.0%
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H          3,677,000     410,844             0.0%
*   Xiwang Property Holdings Co., Ltd.                         1,052,005      58,142             0.0%
    Xiwang Special Steel Co., Ltd.                             1,421,000     264,874             0.0%
    XTEP International Holdings, Ltd.                          2,920,000   1,511,874             0.0%
*   Yanchang Petroleum International, Ltd.                    18,410,000     583,326             0.0%
#   Yanzhou Coal Mining Co., Ltd. Class H                      6,278,000   3,014,375             0.0%
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR                  197,186     944,521             0.0%
#   Yingde Gases Group Co., Ltd.                               3,914,000   1,739,281             0.0%
    Yip's Chemical Holdings, Ltd.                              1,318,000     540,745             0.0%
    Youyuan International Holdings, Ltd.                       1,035,760     343,192             0.0%
    Yuanda China Holdings, Ltd.                                4,226,000     198,359             0.0%
    Yuexiu Property Co., Ltd.                                 37,177,784   6,405,347             0.1%
    Yuexiu Transport Infrastructure, Ltd.                      2,987,415   2,036,793             0.0%
#   Yuzhou Properties Co., Ltd.                                4,924,800   1,174,234             0.0%
#   Zall Development Group, Ltd.                               5,145,000   1,141,770             0.0%
#   Zhaojin Mining Industry Co., Ltd. Class H                  4,022,166   2,266,771             0.0%
    Zhejiang Expressway Co., Ltd. Class H                      5,474,000   6,743,505             0.1%
    Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H      584,200     268,591             0.0%
*   Zhong An Real Estate, Ltd.                                 4,362,444     477,030             0.0%
#   Zhongsheng Group Holdings, Ltd.                            1,992,000     825,354             0.0%
    Zhuzhou CSR Times Electric Co., Ltd. Class H               1,117,250   7,246,759             0.1%
#   Zijin Mining Group Co., Ltd. Class H                      10,076,000   2,695,553             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                               SHARES      VALUE++     OF NET ASSETS**
                                                              --------- -------------- ---------------
CHINA -- (Continued)
#   Zoomlion Heavy Industry Science and Technology Co., Ltd.
      Class H                                                 5,528,400 $    2,102,223             0.0%
    ZTE Corp. Class H                                         1,042,192      2,504,338             0.0%
                                                                        --------------            ----
TOTAL CHINA                                                              2,174,213,799            14.6%
                                                                        --------------            ----
COLOMBIA -- (0.4%)
    Almacenes Exito SA                                          770,780      3,474,763             0.0%
    Banco de Bogota SA                                           68,105      1,387,019             0.0%
    Bancolombia SA                                              701,374      5,699,118             0.1%
    Bancolombia SA Sponsored ADR                                382,282     13,234,603             0.1%
    Bolsa de Valores de Colombia                              5,607,933         31,940             0.0%
    Celsia SA ESP                                               171,701        177,213             0.0%
    Cementos Argos SA                                         1,405,131      4,656,285             0.1%
*   Cemex Latam Holdings SA                                     773,994      2,693,082             0.0%
    Constructora Conconcreto SA                                  19,345          7,913             0.0%
    Corp. Financiera Colombiana SA(B000C92)                     155,310      2,028,626             0.0%
    Corp. Financiera Colombiana SA(BYPK1V0)                       1,441         18,825             0.0%
    Ecopetrol SA                                              8,405,694      3,917,048             0.0%
    Ecopetrol SA Sponsored ADR                                  417,332      3,889,534             0.0%
    Empresa de Energia de Bogota SA ESP                       3,266,058      2,108,225             0.0%
    Empresa de Telecomunicaciones de Bogota                     885,214        181,810             0.0%
*   Fabricato SA                                              1,436,507          7,140             0.0%
    Grupo Argos SA                                               13,020         79,999             0.0%
    Grupo Aval Acciones y Valores SA ADR                         88,166        706,210             0.0%
    Grupo de Inversiones Suramericana SA                        147,523      1,872,936             0.0%
    Grupo Nutresa SA                                            290,049      2,184,629             0.0%
*   Grupo Odinsa SA                                               5,135         14,702             0.0%
    Interconexion Electrica SA ESP                            1,607,762      3,851,525             0.0%
    Isagen SA ESP                                             5,058,482      5,360,559             0.1%
    Mineros SA                                                   17,511         11,001             0.0%
                                                                        --------------            ----
TOTAL COLOMBIA                                                              57,594,705             0.4%
                                                                        --------------            ----
CZECH REPUBLIC -- (0.2%)
    CEZ A.S.                                                    771,310     15,411,182             0.1%
*   Fortuna Entertainment Group NV                               61,881        184,121             0.0%
    Komercni banka as                                            57,972     12,013,978             0.1%
    Pegas Nonwovens SA                                           64,045      2,000,964             0.0%
    Philip Morris CR A.S.                                         2,740      1,306,488             0.0%
*   Unipetrol A.S.                                              215,147      1,293,803             0.0%
                                                                        --------------            ----
TOTAL CZECH REPUBLIC                                                        32,210,536             0.2%
                                                                        --------------            ----
EGYPT -- (0.1%)
    Commercial International Bank Egypt SAE GDR               1,908,963     11,139,156             0.1%
*   Egyptian Financial Group-Hermes Holding Co. GDR              15,197         34,948             0.0%
*   Global Telecom Holding SAE GDR                            1,357,233      1,579,983             0.0%
                                                                        --------------            ----
TOTAL EGYPT                                                                 12,754,087             0.1%
                                                                        --------------            ----
GREECE -- (0.3%)
    Aegean Airlines SA                                          191,529      1,487,019             0.0%
*   Alpha Bank AE                                             9,376,564      1,195,471             0.0%
*   Astir Palace Vouliagmeni SA                                  27,277         66,857             0.0%
    Athens Water Supply & Sewage Co. SA (The)                    93,921        596,243             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
GREECE -- (Continued)
*   Ellaktor SA                                                 139,123 $   273,452             0.0%
*   Elval Holdings SA                                             3,461       6,047             0.0%
*   Eurobank Ergasias SA                                      2,307,260      79,287             0.0%
    FF Group                                                    166,880   3,364,947             0.0%
*   Fourlis Holdings SA                                         155,827     477,838             0.0%
*   Frigoglass SAIC                                              95,052     237,312             0.0%
*   GEK Terna Holding Real Estate Construction SA               246,078     508,816             0.0%
    Hellenic Exchanges--Athens Stock Exchange SA                423,900   2,426,935             0.0%
    Hellenic Petroleum SA                                       514,828   3,013,935             0.0%
    Hellenic Telecommunications Organization SA               1,090,490  10,208,320             0.1%
*   Intracom Holdings SA                                        321,392     118,790             0.0%
*   Intralot SA-Integrated Lottery Systems & Services           726,755   1,209,609             0.0%
    JUMBO SA                                                    505,684   4,907,778             0.1%
*   Lamda Development SA                                         40,956     207,857             0.0%
*   Marfin Investment Group Holdings SA                       4,779,275     453,910             0.0%
    Metka SA                                                    150,170   1,442,659             0.0%
*   Motor Oil Hellas Corinth Refineries SA                      275,658   3,401,391             0.0%
    Mytilineos Holdings SA                                      158,066     845,904             0.0%
*   National Bank of Greece SA                                1,978,982   1,485,209             0.0%
*   National Bank of Greece SA ADR                              797,946     616,094             0.0%
    OPAP SA                                                     734,720   6,529,633             0.1%
*   Piraeus Bank SA                                           7,109,851     734,034             0.0%
    Piraeus Port Authority SA                                    17,126     301,688             0.0%
    Public Power Corp. SA                                       525,419   3,040,056             0.0%
    Sarantis SA                                                   5,137      41,499             0.0%
    Terna Energy SA                                             163,037     518,537             0.0%
    Titan Cement Co. SA                                         256,457   5,645,621             0.1%
                                                                        -----------             ---
TOTAL GREECE                                                             55,442,748             0.4%
                                                                        -----------             ---
HUNGARY -- (0.3%)
*   CIG Pannonia Life Insurance P.L.C. Class A                    5,747       2,866             0.0%
#*  FHB Mortgage Bank P.L.C.                                     98,501     243,893             0.0%
*   Magyar Telekom Telecommunications P.L.C.                  2,583,810   3,579,288             0.0%
#*  Magyar Telekom Telecommunications P.L.C. Sponsored ADR       36,206     249,821             0.0%
    MOL Hungarian Oil & Gas P.L.C.                              178,385   8,050,052             0.1%
    OTP Bank P.L.C.                                             958,353  18,545,788             0.1%
    Richter Gedeon Nyrt                                         556,819   9,288,287             0.1%
                                                                        -----------             ---
TOTAL HUNGARY                                                            39,959,995             0.3%
                                                                        -----------             ---
INDIA -- (11.8%)
*   3M India, Ltd.                                                3,391     606,249             0.0%
    Aarti Industries                                             58,785     457,123             0.0%
    Aban Offshore, Ltd.                                         192,279     655,482             0.0%
    ABB India, Ltd.                                             137,661   2,587,255             0.0%
*   ABG Shipyard, Ltd.                                          182,201     350,514             0.0%
    ACC, Ltd.                                                   266,350   5,601,209             0.1%
    Accelya Kale Solutions, Ltd.                                    754      10,919             0.0%
    Adani Enterprises, Ltd.                                     848,716   1,191,408             0.0%
    Adani Ports & Special Economic Zone, Ltd.                 2,697,792  12,157,977             0.1%
*   Adani Power, Ltd.                                         6,145,420   2,937,942             0.0%
*   Adani Transmissions, Ltd.                                   848,716     468,719             0.0%
    Aditya Birla Nuvo, Ltd.                                     286,817   9,018,835             0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
INDIA -- (Continued)
*   Advanta, Ltd.                                               131,403 $ 1,022,974             0.0%
    Aegis Logistics, Ltd.                                       573,530     892,513             0.0%
    Agro Tech Foods, Ltd.                                        33,043     295,440             0.0%
    AIA Engineering, Ltd.                                       171,222   2,509,804             0.0%
    Ajanta Pharma, Ltd.                                         219,874   5,183,246             0.1%
    Akzo Nobel India, Ltd.                                       35,736     734,249             0.0%
    Alembic Pharmaceuticals, Ltd.                               403,707   4,181,825             0.0%
    Alembic, Ltd.                                               725,019     472,875             0.0%
    Allahabad Bank                                            1,534,085   1,755,740             0.0%
    Allcargo Logistics, Ltd.                                     37,013     178,418             0.0%
*   Alok Industries, Ltd.                                     5,137,046     532,044             0.0%
    Alstom India, Ltd.                                          112,146   1,063,130             0.0%
    Alstom T&D India, Ltd.                                       49,871     398,238             0.0%
    Amara Raja Batteries, Ltd.                                  428,599   5,916,017             0.1%
    Ambuja Cements, Ltd.                                      3,046,221   9,620,007             0.1%
    Amtek Auto, Ltd.                                            876,612     537,520             0.0%
    Anant Raj, Ltd.                                             977,285     562,218             0.0%
    Andhra Bank                                               2,282,739   2,278,117             0.0%
    Apar Industries, Ltd.                                        28,585     187,275             0.0%
    Apollo Hospitals Enterprise, Ltd.                           335,263   6,723,175             0.1%
    Apollo Tyres, Ltd.                                        2,600,145   6,805,076             0.1%
*   Arvind Infrastructure, Ltd.                                 167,213     156,094             0.0%
    Arvind, Ltd.                                              1,531,607   6,493,031             0.1%
*   Asahi India Glass, Ltd.                                     129,679     320,321             0.0%
    Ashok Leyland, Ltd.                                       5,369,191   7,678,722             0.1%
    Ashoka Buildcon, Ltd.                                        52,395     130,374             0.0%
    Asian Paints, Ltd.                                        1,207,266  15,333,851             0.1%
    Astral Polytechnik, Ltd.                                     17,963     113,024             0.0%
    Atul, Ltd.                                                   64,090   1,657,096             0.0%
    Aurobindo Pharma, Ltd.                                    2,070,133  26,344,014             0.2%
    Automotive Axles, Ltd.                                        7,751      77,079             0.0%
    Axis Bank, Ltd.                                           4,640,161  33,635,620             0.2%
    Bajaj Auto, Ltd.                                            484,993  18,916,276             0.1%
    Bajaj Corp., Ltd.                                           207,818   1,297,820             0.0%
    Bajaj Electricals, Ltd.                                     231,995     874,246             0.0%
    Bajaj Finance, Ltd.                                          38,953   3,094,769             0.0%
    Bajaj Finserv, Ltd.                                         206,903   6,184,418             0.1%
*   Bajaj Hindusthan Sugar, Ltd.                              2,147,522     652,584             0.0%
    Bajaj Holdings & Investment, Ltd.                           149,931   3,816,294             0.0%
    Balkrishna Industries, Ltd.                                 179,086   1,782,025             0.0%
    Ballarpur Industries, Ltd.                                1,836,064     506,553             0.0%
    Balmer Lawrie & Co., Ltd.                                    97,012     859,905             0.0%
*   Balrampur Chini Mills, Ltd.                               1,041,305     970,989             0.0%
    Bank of Baroda                                            1,810,876   4,407,738             0.0%
    Bank of India                                             1,183,288   2,370,217             0.0%
    Bank Of Maharashtra                                         665,140     341,854             0.0%
    Bannari Amman Sugars, Ltd.                                    3,050      45,592             0.0%
    BASF India, Ltd.                                             53,559     737,028             0.0%
    Bata India, Ltd.                                            318,672   2,439,329             0.0%
    BEML, Ltd.                                                  203,762   3,626,398             0.0%
    Berger Paints India, Ltd.                                 1,194,783   4,061,431             0.0%
    BGR Energy Systems, Ltd.                                    131,573     219,102             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
INDIA -- (Continued)
    Bharat Electronics, Ltd.                                    171,417 $ 3,252,193             0.0%
    Bharat Forge, Ltd.                                          799,937  10,498,351             0.1%
    Bharat Heavy Electricals, Ltd.                            2,923,251   8,834,735             0.1%
    Bharat Petroleum Corp., Ltd.                                811,520  10,789,966             0.1%
    Bharti Airtel, Ltd.                                       2,594,784  13,710,293             0.1%
    Bhushan Steel, Ltd.                                         294,033     197,779             0.0%
    Biocon, Ltd.                                                541,219   3,748,475             0.0%
    Birla Corp., Ltd.                                            53,274     349,867             0.0%
    Blue Dart Express, Ltd.                                      18,200   2,109,309             0.0%
    Blue Star, Ltd.                                             172,842   1,042,601             0.0%
    Bombay Dyeing & Manufacturing Co., Ltd.                   1,183,210   1,185,172             0.0%
    Bosch, Ltd.                                                  20,216   6,316,931             0.1%
    Brigade Enterprises, Ltd.                                   105,652     247,340             0.0%
    Britannia Industries, Ltd.                                  149,502   7,332,571             0.1%
    Cadila Healthcare, Ltd.                                   1,261,815   8,095,973             0.1%
    Cairn India, Ltd.                                         2,413,246   5,643,205             0.1%
    Canara Bank                                                 883,798   3,714,095             0.0%
    Carborundum Universal, Ltd.                                 136,424     365,771             0.0%
    Castex Technologies, Ltd.                                   682,208     245,572             0.0%
    CCL Products India, Ltd.                                    427,869   1,429,952             0.0%
    Ceat, Ltd.                                                  294,934   4,851,039             0.0%
    Central Bank Of India                                       892,944   1,126,183             0.0%
    Century Plyboards India, Ltd.                               486,911   1,309,762             0.0%
    Century Textiles & Industries, Ltd.                         319,788   2,700,080             0.0%
    Cera Sanitaryware, Ltd.                                       1,222      35,672             0.0%
    CESC, Ltd.                                                  486,782   4,327,465             0.0%
    Chambal Fertilizers & Chemicals, Ltd.                     1,363,423   1,196,571             0.0%
*   Chennai Petroleum Corp., Ltd.                               523,508   1,694,480             0.0%
    Chennai Super Kings Cricket, Ltd.                         2,606,099      89,735             0.0%
    Cholamandalam Investment and Finance Co., Ltd.               68,423     659,054             0.0%
    Cipla, Ltd.                                               1,094,528  11,520,279             0.1%
    City Union Bank, Ltd.                                     1,492,842   2,052,445             0.0%
    Clariant Chemicals India, Ltd.                               68,016     800,361             0.0%
    Colgate-Palmolive India, Ltd.                               527,433   7,691,113             0.1%
    Container Corp. Of India, Ltd.                              221,956   4,497,783             0.0%
    Coromandel International, Ltd.                              333,712     951,319             0.0%
    Corp. Bank                                                1,294,712     861,441             0.0%
    Cox & Kings, Ltd.                                           434,547   1,784,238             0.0%
    Credit Analysis & Research, Ltd.                             16,337     326,970             0.0%
    CRISIL, Ltd.                                                 40,222   1,199,440             0.0%
    Crompton Greaves, Ltd.                                    2,811,921   7,471,052             0.1%
    Cummins India, Ltd.                                         336,374   5,554,494             0.1%
    Cyient, Ltd.                                                171,851   1,408,485             0.0%
    Dabur India, Ltd.                                         2,091,795   8,618,059             0.1%
    Dalmia Bharat, Ltd.                                          73,091     790,282             0.0%
    DB Corp., Ltd.                                               49,844     248,585             0.0%
*   DB Realty, Ltd.                                             987,944     935,619             0.0%
*   DCB Bank, Ltd.                                            2,070,671   2,730,192             0.0%
    DCM Shriram, Ltd.                                           139,506     277,478             0.0%
    Deepak Fertilisers & Petrochemicals Corp., Ltd.             273,104     607,595             0.0%
    Delta Corp., Ltd.                                         1,116,525   1,432,190             0.0%
*   DEN Networks, Ltd.                                          314,516     546,183             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                              ---------- ----------- ---------------
INDIA -- (Continued)
    Dena Bank                                                  1,141,046 $   731,077             0.0%
    Dewan Housing Finance Corp., Ltd.                            355,887   1,218,544             0.0%
    Dhanuka Agritech, Ltd.                                         4,706      31,991             0.0%
*   Dish TV India, Ltd.                                        3,093,663   5,003,708             0.0%
    Dishman Pharmaceuticals & Chemicals, Ltd.                    469,337   2,607,920             0.0%
    Divi's Laboratories, Ltd.                                    525,538   9,225,850             0.1%
    DLF, Ltd.                                                  4,088,638   7,244,046             0.1%
    Dr Reddy's Laboratories, Ltd.                                238,519  15,526,304             0.1%
    Dr Reddy's Laboratories, Ltd. ADR                            351,256  22,757,876             0.2%
*   Dynamatic Technologies, Ltd.                                   5,003     175,786             0.0%
    eClerx Services, Ltd.                                         90,621   2,517,250             0.0%
    Edelweiss Financial Services, Ltd.                           759,752     691,150             0.0%
    Eicher Motors, Ltd.                                           41,690  11,284,916             0.1%
    EID Parry India, Ltd.                                        443,939   1,183,921             0.0%
    EIH, Ltd.                                                    566,772     995,864             0.0%
    Electrosteel Castings, Ltd.                                  198,773      57,314             0.0%
    Elgi Equipments, Ltd.                                         54,055     114,273             0.0%
    Emami, Ltd.                                                  367,992   6,033,673             0.1%
    Engineers India, Ltd.                                        686,463   2,045,320             0.0%
    Entertainment Network India, Ltd.                             48,701     497,080             0.0%
*   Eros International Media, Ltd.                               246,535   1,039,959             0.0%
    Escorts, Ltd.                                                713,285   1,914,611             0.0%
*   Ess Dee Aluminium, Ltd.                                      117,801     610,352             0.0%
*   Essar Oil, Ltd.                                            1,177,052   3,408,437             0.0%
    Essar Ports, Ltd.                                            215,118     380,516             0.0%
    Essel Propack, Ltd.                                          309,433     752,078             0.0%
    Eveready Industries India, Ltd.                              243,512   1,024,179             0.0%
    Exide Industries, Ltd.                                     2,560,186   5,883,575             0.1%
    FAG Bearings India, Ltd.                                      20,342   1,291,839             0.0%
    FDC, Ltd.                                                    387,234   1,419,007             0.0%
    Federal Bank, Ltd.                                        10,528,750   8,684,169             0.1%
*   Federal-Mogul Goetze India, Ltd.                              24,167     133,467             0.0%
    Financial Technologies India, Ltd.                           130,108     221,407             0.0%
    Finolex Cables, Ltd.                                         514,330   1,982,011             0.0%
    Finolex Industries, Ltd.                                     473,295   2,258,387             0.0%
*   Firstsource Solutions, Ltd.                                2,372,011   1,167,379             0.0%
*   Fortis Healthcare, Ltd.                                    1,191,249   2,811,064             0.0%
*   Future Consumer Enterprise, Ltd.                           1,135,049     319,576             0.0%
    Future Retail, Ltd.                                          600,238   1,080,881             0.0%
    Gabriel India, Ltd.                                          537,251     733,225             0.0%
    GAIL India, Ltd.                                           1,573,251   7,414,664             0.1%
*   Gammon Infrastructure Projects, Ltd.                         234,620      26,630             0.0%
    Gateway Distriparks, Ltd.                                    531,422   2,715,811             0.0%
    Gati, Ltd.                                                   272,918     604,604             0.0%
    Geometric, Ltd.                                               78,637     163,691             0.0%
    GHCL, Ltd.                                                   116,476     256,620             0.0%
    Gillette India, Ltd.                                          12,890     957,554             0.0%
    GlaxoSmithKline Consumer Healthcare, Ltd.                     31,696   2,919,746             0.0%
    GlaxoSmithKline Pharmaceuticals, Ltd.                         11,644     585,775             0.0%
    Glenmark Pharmaceuticals, Ltd.                               767,620  11,613,523             0.1%
    Global Offshore Services, Ltd.                                72,033     431,559             0.0%
    GMR Infrastructure, Ltd.                                  12,337,205   2,453,464             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
INDIA -- (Continued)
    Godfrey Phillips India, Ltd.                                 26,565 $   380,294             0.0%
    Godrej Consumer Products, Ltd.                              434,337   8,374,543             0.1%
    Godrej Industries, Ltd.                                     355,610   2,138,595             0.0%
    Godrej Properties, Ltd.                                     354,657   1,859,316             0.0%
    Granules India, Ltd.                                        486,824   1,098,362             0.0%
    Graphite India, Ltd.                                        154,730     171,931             0.0%
    Grasim Industries, Ltd.                                      28,007   1,589,885             0.0%
    Great Eastern Shipping Co., Ltd. (The)                      405,126   2,333,027             0.0%
    Greaves Cotton, Ltd.                                        608,036   1,161,267             0.0%
    Grindwell Norton, Ltd.                                       12,559     141,444             0.0%
    Gruh Finance, Ltd.                                          203,890     800,309             0.0%
    Gujarat Alkalies & Chemicals, Ltd.                          163,818     419,675             0.0%
    Gujarat Fluorochemicals, Ltd.                               133,895   1,318,978             0.0%
*   Gujarat Gas, Ltd.                                           168,990   1,440,469             0.0%
    Gujarat Industries Power Co., Ltd.                           87,118     102,788             0.0%
    Gujarat Mineral Development Corp., Ltd.                     553,423     617,748             0.0%
*   Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.        326,739     305,689             0.0%
*   Gujarat Pipavav Port, Ltd.                                  821,096   2,029,006             0.0%
    Gujarat State Fertilisers & Chemicals, Ltd.                 886,282     980,288             0.0%
    Gujarat State Petronet, Ltd.                              1,256,731   2,493,616             0.0%
    Gulf Oil Corp., Ltd.                                         31,092      69,074             0.0%
    Gulf Oil Lubricants India, Ltd.                              31,092     231,401             0.0%
*   GVK Power & Infrastructure, Ltd.                          6,874,195     841,438             0.0%
*   Hathway Cable & Datacom, Ltd.                             1,273,778     800,964             0.0%
    Havells India, Ltd.                                       1,762,858   6,847,273             0.1%
*   HCL Infosystems, Ltd.                                       816,974     679,311             0.0%
    HCL Technologies, Ltd.                                    2,371,811  31,543,152             0.2%
    HDFC Bank, Ltd.                                           2,994,559  50,098,318             0.4%
    HEG, Ltd.                                                    56,098     139,415             0.0%
*   HeidelbergCement India, Ltd.                                678,557     783,923             0.0%
    Hero MotoCorp, Ltd.                                         478,617  18,905,670             0.1%
*   Hexa Tradex, Ltd.                                            39,061      10,014             0.0%
    Hexaware Technologies, Ltd.                               1,332,142   4,855,662             0.0%
    Hikal, Ltd.                                                   5,700      11,029             0.0%
*   Himachal Futuristic Communications, Ltd.                  5,741,614   1,386,116             0.0%
    Himatsingka Seide, Ltd.                                     102,755     321,063             0.0%
    Hindalco Industries, Ltd.                                 7,039,177   8,922,893             0.1%
    Hinduja Global Solutions, Ltd.                               10,967      78,812             0.0%
    Hinduja Ventures, Ltd.                                       10,967      69,126             0.0%
*   Hindustan Construction Co., Ltd.                          2,773,413   1,123,330             0.0%
    Hindustan Petroleum Corp., Ltd.                             546,356   6,427,064             0.1%
    Hindustan Unilever, Ltd.                                  1,622,910  19,893,593             0.1%
    Hitachi Home & Life Solutions India, Ltd.                    29,694     609,636             0.0%
    Honeywell Automation India, Ltd.                              7,475   1,085,358             0.0%
*   Hotel Leela Venture, Ltd.                                   365,088     111,631             0.0%
*   Housing Development & Infrastructure, Ltd.                3,016,336   3,307,685             0.0%
    Housing Development Finance Corp., Ltd.                      55,215   1,057,127             0.0%
    HSIL, Ltd.                                                  180,579     771,479             0.0%
    HT Media, Ltd.                                              214,412     271,590             0.0%
    Huhtamaki PPL, Ltd.                                          19,384      78,808             0.0%
    ICICI Bank, Ltd.                                          2,379,406  10,055,851             0.1%
    ICICI Bank, Ltd. Sponsored ADR                            3,080,250  26,551,755             0.2%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                              ---------- ----------- ---------------
INDIA -- (Continued)
    ICRA, Ltd.                                                     1,187 $    69,839             0.0%
    IDBI Bank, Ltd.                                            5,918,954   7,691,177             0.1%
    Idea Cellular, Ltd.                                        4,738,746  10,131,180             0.1%
*   IDFC Bank, Ltd.                                            1,943,833   2,143,288             0.0%
    IDFC, Ltd.                                                 1,943,833   1,737,978             0.0%
*   IFB Industries, Ltd.                                           4,352      35,264             0.0%
    IFCI, Ltd.                                                 2,196,458     890,193             0.0%
    IIFL Holdings, Ltd.                                          912,895   2,682,134             0.0%
    IL&FS Transportation Networks, Ltd.()                        123,981     170,760             0.0%
    IL&FS Transportation Networks, Ltd.(B3PHKL7)                 398,418     565,064             0.0%
*   India Cements, Ltd.                                        2,606,099   3,107,753             0.0%
    Indiabulls Housing Finance, Ltd.                             889,603   9,733,407             0.1%
*   Indiabulls Real Estate, Ltd.                               1,054,173   1,000,691             0.0%
    Indian Bank                                                  672,775   1,282,585             0.0%
*   Indian Hotels Co., Ltd.                                    2,206,784   3,359,942             0.0%
    Indian Oil Corp., Ltd.                                     1,056,410   6,445,533             0.1%
*   Indian Overseas Bank                                       1,687,329     905,465             0.0%
    Indoco Remedies, Ltd.                                        234,296   1,167,252             0.0%
    Indraprastha Gas, Ltd.                                       410,268   3,058,250             0.0%
    IndusInd Bank, Ltd.                                        1,087,058  15,103,371             0.1%
    Info Edge India, Ltd.                                         88,359   1,019,386             0.0%
    Infosys, Ltd.                                              2,076,360  35,933,363             0.3%
#   Infosys, Ltd. Sponsored ADR                                3,708,004  67,337,353             0.5%
    Ingersoll-Rand India, Ltd.                                    42,420     505,569             0.0%
*   Inox Leisure, Ltd.                                           277,260     960,151             0.0%
*   Intellect Design Arena, Ltd.                                 519,696   1,962,884             0.0%
*   International Paper APPM, Ltd.                                27,784     109,881             0.0%
    Ipca Laboratories, Ltd.                                      231,688   2,781,889             0.0%
    IRB Infrastructure Developers, Ltd.                        1,175,984   4,418,615             0.0%
    ITC, Ltd.                                                  8,357,996  42,673,743             0.3%
*   ITD Cementation India, Ltd.                                  102,655     160,559             0.0%
    J Kumar Infraprojects, Ltd.                                    9,232     107,417             0.0%
    Jagran Prakashan, Ltd.                                       472,397   1,013,114             0.0%
    Jain Irrigation Systems, Ltd.                              3,580,540   3,368,160             0.0%
*   Jaiprakash Associates, Ltd.                               10,762,359   2,211,669             0.0%
*   Jaiprakash Power Ventures, Ltd.                            3,765,943     399,252             0.0%
    Jammu & Kashmir Bank, Ltd. (The)                           1,738,007   2,228,464             0.0%
*   Jaypee Infratech, Ltd.                                     2,131,769     420,395             0.0%
    JB Chemicals & Pharmaceuticals, Ltd.                         178,052     777,555             0.0%
    JBF Industries, Ltd.                                         200,159     666,969             0.0%
    Jindal Poly Films, Ltd.                                      142,752   1,194,148             0.0%
    Jindal Saw, Ltd.                                           1,335,504   1,324,682             0.0%
*   Jindal South West Holdings, Ltd.                              16,712     242,459             0.0%
*   Jindal Steel & Power, Ltd.                                 3,181,860   3,861,993             0.0%
    JK Cement, Ltd.                                              102,039   1,054,254             0.0%
    JK Lakshmi Cement, Ltd.                                      402,283   2,316,396             0.0%
    JK Tyre & Industries, Ltd.                                 1,097,569   1,699,991             0.0%
    JM Financial, Ltd.                                         1,829,495   1,143,241             0.0%
    JSW Energy, Ltd.                                           3,141,603   4,465,904             0.0%
    JSW Steel, Ltd.                                              774,026  10,755,827             0.1%
    Jubilant Foodworks, Ltd.                                     216,694   4,853,836             0.0%
    Jubilant Life Sciences, Ltd.                                 423,138   2,637,064             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
INDIA -- (Continued)
    Just Dial, Ltd.                                             133,008 $ 1,632,298             0.0%
    Jyothy Laboratories, Ltd.                                   156,869     740,229             0.0%
    Kajaria Ceramics, Ltd.                                      269,172   3,741,266             0.0%
    Kakinada Fertilizers, Ltd.                                  245,677       7,903             0.0%
    Kalpataru Power Transmission, Ltd.                          379,432   1,507,428             0.0%
    Kansai Nerolac Paints, Ltd.                                 308,934   1,181,984             0.0%
    Karnataka Bank, Ltd. (The)                                1,656,457   3,255,640             0.0%
    Karur Vysya Bank, Ltd. (The)                                224,512   1,444,625             0.0%
    Kaveri Seed Co., Ltd.                                       248,350   1,903,055             0.0%
*   KAYA, Ltd.                                                    6,843     112,055             0.0%
    KCP, Ltd.                                                    14,306      20,223             0.0%
    KEC International, Ltd.                                     799,174   1,632,473             0.0%
*   Kesoram Industries, Ltd.                                    454,399     562,961             0.0%
    Kewal Kiran Clothing, Ltd.                                       41       1,324             0.0%
    Kirloskar Brothers, Ltd.                                      2,275       6,078             0.0%
    Kirloskar Oil Engines, Ltd.                                  83,823     346,826             0.0%
    Kitex Garments, Ltd.                                         31,853     347,775             0.0%
    Kolte-Patil Developers, Ltd.                                 94,468     252,653             0.0%
    Kotak Mahindra Bank, Ltd.                                 2,510,547  26,317,467             0.2%
    KPIT Technologies, Ltd.                                   1,158,396   2,422,323             0.0%
    KRBL, Ltd.                                                  234,302     746,444             0.0%
    KSB Pumps, Ltd.                                              19,160     178,023             0.0%
*   KSK Energy Ventures, Ltd.                                    42,495      24,359             0.0%
    L&T Finance Holdings, Ltd.                                  977,879     993,331             0.0%
    LA Opala RG, Ltd.                                             1,476      12,125             0.0%
    Lakshmi Machine Works, Ltd.                                  16,953     931,028             0.0%
    Lakshmi Vilas Bank, Ltd. (The)                              817,384   1,067,301             0.0%
*   Lanco Infratech, Ltd.                                     3,888,963     276,035             0.0%
    Larsen & Toubro, Ltd.                                       879,660  18,920,211             0.1%
    LIC Housing Finance, Ltd.                                   961,703   7,022,134             0.1%
    Lupin, Ltd.                                                 726,424  21,403,659             0.2%
*   Mahanagar Telephone Nigam, Ltd.                           1,302,941     368,724             0.0%
    Maharashtra Seamless, Ltd.                                  146,119     351,406             0.0%
    Mahindra & Mahindra Financial Services, Ltd.                444,003   1,538,780             0.0%
    Mahindra & Mahindra, Ltd.                                 1,700,687  30,635,426             0.2%
*   Mahindra CIE Automotive, Ltd.                               122,046     469,191             0.0%
    Mahindra Holidays & Resorts India, Ltd.                     127,496     758,440             0.0%
    Mahindra Lifespace Developers, Ltd.                          51,972     403,689             0.0%
*   Majesco, Ltd.                                                 3,384      19,083             0.0%
    Manappuram Finance, Ltd.                                    408,122     149,320             0.0%
    Mandhana Industries, Ltd.                                    36,246     149,392             0.0%
*   Mangalore Refinery & Petrochemicals, Ltd.                 1,618,729   1,356,081             0.0%
    Marico, Ltd.                                                924,262   5,451,133             0.1%
    Marksans Pharma, Ltd.                                       655,270     974,925             0.0%
    Maruti Suzuki India, Ltd.                                   253,603  17,310,256             0.1%
    MAX India, Ltd.                                             747,960   6,019,750             0.1%
    Mayur Uniquoters, Ltd.                                        8,029      51,945             0.0%
    McLeod Russel India, Ltd.                                   362,272     951,869             0.0%
    Mercator, Ltd.                                               82,435      30,413             0.0%
    Merck, Ltd.                                                  36,120     426,464             0.0%
    Metalyst Forgings, Ltd.                                      20,063      17,563             0.0%
    MindTree, Ltd.                                              379,975   9,119,893             0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                SHARES    VALUE++   OF NET ASSETS**
                                                              ---------- ---------- ---------------
INDIA -- (Continued)
    Mirza International, Ltd.                                     23,042 $   44,899             0.0%
    MOIL, Ltd.                                                    18,361     59,709             0.0%
    Monsanto India, Ltd.                                          46,063  1,667,862             0.0%
    Motherson Sumi Systems, Ltd.                               1,984,292  7,465,305             0.1%
    Motilal Oswal Financial Services, Ltd.                        28,523    143,842             0.0%
    Mphasis, Ltd.                                                276,021  1,990,448             0.0%
    MPS, Ltd.                                                      6,198     71,226             0.0%
    MRF, Ltd.                                                      9,493  5,766,890             0.1%
    Muthoot Finance, Ltd.                                         17,411     48,189             0.0%
    Natco Pharma, Ltd.                                            78,017  3,049,397             0.0%
    National Aluminium Co., Ltd.                               2,571,648  1,513,484             0.0%
    Nava Bharat Ventures, Ltd.                                    53,812    125,270             0.0%
    Navneet Education, Ltd.                                      461,847    626,702             0.0%
    NCC, Ltd.                                                  4,162,900  5,113,622             0.1%
    Nectar Lifesciences, Ltd.                                     16,931     13,883             0.0%
    NESCO, Ltd.                                                   32,019    716,004             0.0%
    Nestle India, Ltd.                                            68,123  6,446,131             0.1%
    NHPC, Ltd.                                                11,605,234  3,227,855             0.0%
    NIIT Technologies, Ltd.                                      338,396  2,921,913             0.0%
*   NIIT, Ltd.                                                   527,732    755,861             0.0%
    Nilkamal, Ltd.                                                11,441    175,335             0.0%
*   Nirvikara Paper Mills, Ltd.                                   19,898     16,460             0.0%
    Nitin Fire Protection Industries, Ltd.                       577,008    347,470             0.0%
    NTPC, Ltd.                                                 4,602,473  9,333,774             0.1%
    Oberoi Realty, Ltd.                                          200,874    870,489             0.0%
    OCL India, Ltd.                                               28,457    219,966             0.0%
    Oil & Natural Gas Corp., Ltd.                              2,421,360  9,142,365             0.1%
    Oil India, Ltd.                                              506,349  3,130,454             0.0%
    OMAXE, Ltd.                                                  651,174  1,342,392             0.0%
    Oracle Financial Services Software, Ltd.                      87,406  5,154,131             0.1%
    Orient Cement, Ltd.                                          222,514    551,133             0.0%
    Oriental Bank of Commerce                                    737,129  1,513,649             0.0%
    Orissa Minerals Development Co., Ltd.                          6,450    204,667             0.0%
    Page Industries, Ltd.                                         18,578  3,980,695             0.0%
*   Parsvnath Developers, Ltd.                                   471,869    127,839             0.0%
    PC Jeweller, Ltd.                                            309,273  2,099,237             0.0%
    Peninsula Land, Ltd.                                         298,269    106,987             0.0%
    Persistent Systems, Ltd.                                     195,364  1,929,358             0.0%
    Petronet LNG, Ltd.                                         1,454,291  4,320,713             0.0%
    Pfizer, Ltd.                                                  50,847  1,977,643             0.0%
    Phoenix Mills, Ltd. (The)                                    141,188    716,872             0.0%
    PI Industries, Ltd.                                          219,019  2,235,296             0.0%
    Pidilite Industries, Ltd.                                    529,985  4,579,541             0.0%
*   Pipavav Defence & Offshore Engineering Co., Ltd.           1,150,244  1,005,813             0.0%
    Piramal Enterprises, Ltd.                                    225,880  3,247,580             0.0%
*   Plethico Pharmaceuticals, Ltd.                                22,620      7,349             0.0%
    Polaris Consulting & Services, Ltd.                          907,728  2,658,129             0.0%
    Power Finance Corp., Ltd.                                    802,914  2,931,439             0.0%
    Power Grid Corp. of India, Ltd.                            2,835,046  5,561,533             0.1%
    Praj Industries, Ltd.                                        782,156  1,035,408             0.0%
    Prestige Estates Projects, Ltd.                              402,322  1,243,658             0.0%
*   Prism Cement, Ltd.                                           374,755    531,169             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
INDIA -- (Continued)
    Procter & Gamble Hygiene & Health Care, Ltd.                 18,807 $ 1,749,843             0.0%
    PTC India Financial Services, Ltd.                        1,686,193   1,220,793             0.0%
    PTC India, Ltd.                                           2,455,144   2,432,992             0.0%
*   Punj Lloyd, Ltd.                                          1,212,088     473,082             0.0%
    Punjab & Sind Bank                                            9,499       5,326             0.0%
    Puravankara Projects, Ltd.                                   63,975      61,736             0.0%
    PVR, Ltd.                                                    26,548     338,575             0.0%
    Radico Khaitan, Ltd.                                        567,531     882,531             0.0%
    Rain Industries, Ltd.                                       951,002     535,767             0.0%
    Rajesh Exports, Ltd.                                        229,676   2,250,296             0.0%
    Rallis India, Ltd.                                          797,778   2,523,174             0.0%
    Ramco Cements, Ltd. (The)                                   399,466   2,248,309             0.0%
*   Ramco Systems, Ltd.                                           2,406      27,691             0.0%
    Ratnamani Metals & Tubes, Ltd.                                7,366      72,357             0.0%
*   RattanIndia Infrastructure, Ltd.                          2,141,454      97,916             0.0%
    Raymond, Ltd.                                               300,814   1,923,584             0.0%
    Redington India, Ltd.                                       610,652   1,097,943             0.0%
*   REI Agro, Ltd.                                            2,471,251      19,111             0.0%
    Relaxo Footwears, Ltd.                                       28,829     230,118             0.0%
    Reliance Capital, Ltd.                                      506,992   3,255,361             0.0%
*   Reliance Communications, Ltd.                             6,095,479   6,955,770             0.1%
    Reliance Industries, Ltd.                                 3,562,145  51,525,147             0.4%
    Reliance Infrastructure, Ltd.                               828,180   5,003,948             0.0%
*   Reliance Power, Ltd.                                      4,039,994   3,103,667             0.0%
    Repco Home Finance, Ltd.                                     33,488     362,243             0.0%
    Rolta India, Ltd.                                         1,044,344   1,574,426             0.0%
    Ruchi Soya Industries, Ltd.                                 695,742     336,508             0.0%
    Rural Electrification Corp., Ltd.                           945,551   3,614,783             0.0%
    Sadbhav Engineering, Ltd.                                   108,033     524,856             0.0%
    Sanghvi Movers, Ltd.                                         41,308     208,134             0.0%
    Sanofi India, Ltd.                                           23,764   1,633,417             0.0%
    Shasun Pharmaceuticals, Ltd.                                 53,172     325,328             0.0%
*   Shipping Corp. of India, Ltd.                             1,425,123   1,709,157             0.0%
    Shoppers Stop, Ltd.                                          49,257     295,777             0.0%
*   Shree Cement, Ltd.                                           34,862   6,515,018             0.1%
    Shriram City Union Finance, Ltd.                              2,040      57,216             0.0%
    Shriram Transport Finance Co., Ltd.                         284,875   4,115,703             0.0%
*   Shyam Century Ferrous, Ltd.                                  85,287      12,324             0.0%
    Siemens, Ltd.                                               345,941   7,030,921             0.1%
    Simplex Infrastructures, Ltd.                                13,219      66,765             0.0%
    Sintex Industries, Ltd.                                   3,067,436   4,721,312             0.0%
*   SITI Cable Network, Ltd.                                    281,258     143,963             0.0%
    SJVN, Ltd.                                                2,046,503     900,403             0.0%
    SKF India, Ltd.                                              70,123   1,362,447             0.0%
*   SKS Microfinance, Ltd.                                       98,082     642,192             0.0%
    SML ISUZU, Ltd.                                              29,741     605,130             0.0%
    Sobha, Ltd.                                                 387,461   1,929,560             0.0%
    Solar Industries India, Ltd.                                 10,146     518,753             0.0%
    Sona Koyo Steering Systems, Ltd.                            170,953     165,287             0.0%
    Sonata Software, Ltd.                                       563,995   1,344,281             0.0%
    South Indian Bank, Ltd. (The)                             4,587,765   1,440,153             0.0%
    SREI Infrastructure Finance, Ltd.                           435,740     298,694             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
INDIA -- (Continued)
    SRF, Ltd.                                                   187,741 $ 3,797,340             0.0%
    Star Ferro and Cement, Ltd.                                  85,287     174,601             0.0%
    State Bank of Bikaner & Jaipur                              110,275     883,328             0.0%
    State Bank of India                                       4,299,638  15,551,344             0.1%
    State Bank of India GDR                                      14,651     529,572             0.0%
    State Bank of Travancore                                     49,754     319,880             0.0%
    Sterlite Technologies, Ltd.                               1,282,921   1,833,614             0.0%
    Strides Arcolab, Ltd.                                       156,194   3,074,721             0.0%
    Styrolution ABS India, Ltd.                                  16,430     199,102             0.0%
*   Sun Pharma Advanced Research Co., Ltd.                      326,916   1,929,559             0.0%
    Sun Pharmaceutical Industries, Ltd.                       2,764,476  37,521,895             0.3%
    Sun TV Network, Ltd.                                        561,705   3,397,691             0.0%
    Sundaram Finance, Ltd.                                       11,992     272,692             0.0%
    Sundaram-Clayton, Ltd.                                        1,880      53,787             0.0%
    Sundram Fasteners, Ltd.                                     435,098   1,106,996             0.0%
    Sunteck Realty, Ltd.                                          6,068      20,781             0.0%
    Suprajit Engineering, Ltd.                                    5,985      12,850             0.0%
    Supreme Industries, Ltd.                                    241,904   2,329,776             0.0%
    Supreme Petrochem, Ltd.                                       3,242       5,135             0.0%
*   Surana Industries, Ltd.                                       1,534         190             0.0%
    Swaraj Engines, Ltd.                                          5,248      75,494             0.0%
    Symphony, Ltd.                                                1,117      35,546             0.0%
    Syndicate Bank                                            2,339,544   3,365,132             0.0%
    TAKE Solutions, Ltd.                                        176,680     474,622             0.0%
    Tamil Nadu Newsprint & Papers, Ltd.                          94,218     295,188             0.0%
    Tata Chemicals, Ltd.                                        620,210   3,872,322             0.0%
    Tata Communications, Ltd.                                   522,204   3,415,334             0.0%
    Tata Consultancy Services, Ltd.                           1,530,394  58,458,783             0.4%
    Tata Elxsi, Ltd.                                            129,187   3,587,058             0.0%
    Tata Global Beverages, Ltd.                               2,841,483   5,831,587             0.1%
*   Tata Motors, Ltd.                                         4,316,336  25,481,090             0.2%
*   Tata Motors, Ltd. Sponsored ADR                             247,865   7,329,368             0.1%
    Tata Power Co., Ltd.                                      6,193,305   6,497,639             0.1%
    Tata Sponge Iron, Ltd.                                       40,502     301,386             0.0%
    Tata Steel, Ltd.                                          2,579,109   9,689,003             0.1%
*   Tata Teleservices Maharashtra, Ltd.                       3,418,263     371,129             0.0%
    TD Power Systems, Ltd.                                       10,538      42,492             0.0%
    Tech Mahindra, Ltd.                                       2,966,500  24,389,664             0.2%
    Techno Electric & Engineering Co., Ltd.                      28,157     207,972             0.0%
    Texmaco Rail & Engineering, Ltd.                            256,726     511,011             0.0%
    Thermax, Ltd.                                               174,113   2,266,286             0.0%
    Tide Water Oil Co India, Ltd.                                   109      29,418             0.0%
    Time Technoplast, Ltd.                                      332,788     284,577             0.0%
    Timken India, Ltd.                                           95,475     856,828             0.0%
    Titagarh Wagons, Ltd.                                       611,153   1,033,065             0.0%
    Titan Co., Ltd.                                             625,363   3,341,833             0.0%
    Torrent Pharmaceuticals, Ltd.                               308,670   7,220,855             0.1%
    Torrent Power, Ltd.                                         611,632   1,824,824             0.0%
    Transport Corp. of India, Ltd.                              200,822     862,408             0.0%
    Tree House Education and Accessories, Ltd.                   96,068     399,182             0.0%
    Trent, Ltd.                                                  33,583     715,900             0.0%
    Triveni Turbine, Ltd.                                       411,337     683,020             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                SHARES       VALUE++     OF NET ASSETS**
                                                              ----------- -------------- ---------------
INDIA -- (Continued)
    TTK Prestige, Ltd.                                             19,147 $    1,304,035             0.0%
    Tube Investments of India, Ltd.                               285,841      1,727,450             0.0%
*   TV18 Broadcast, Ltd.                                        4,544,400      2,226,262             0.0%
    TVS Motor Co., Ltd.                                         1,617,002      6,571,658             0.1%
    UCO Bank                                                    2,197,236      1,708,301             0.0%
    Uflex, Ltd.                                                   245,281        669,623             0.0%
    Ultratech Cement, Ltd.                                        114,767      5,102,612             0.1%
    Unichem Laboratories, Ltd.                                    199,603        855,614             0.0%
    Union Bank of India                                         1,592,873      3,788,375             0.0%
*   Unitech, Ltd.                                              18,633,617      2,158,387             0.0%
    United Breweries, Ltd.                                        350,857      5,038,446             0.0%
*   United Spirits, Ltd.                                          171,714      8,238,043             0.1%
    UPL, Ltd.                                                   2,446,335     17,129,815             0.1%
*   Usha Martin, Ltd.                                             625,599        155,333             0.0%
    V-Guard Industries, Ltd.                                       79,206      1,082,955             0.0%
    VA Tech Wabag, Ltd.                                           118,706      1,149,098             0.0%
    Vaibhav Global, Ltd.                                            9,850         72,826             0.0%
    Vakrangee, Ltd.                                             1,076,211      2,141,325             0.0%
    Vardhman Textiles, Ltd.                                        85,684        954,645             0.0%
    Vedanta, Ltd.                                               4,225,591      6,399,586             0.1%
    Vedanta, Ltd. ADR                                             396,775      2,372,715             0.0%
    Videocon Industries, Ltd.                                     689,760      1,413,130             0.0%
    Vijaya Bank                                                 2,004,704      1,122,763             0.0%
    Vinati Organics, Ltd.                                           4,628         30,477             0.0%
    VIP Industries, Ltd.                                          764,006      1,141,487             0.0%
    Voltamp Transformers, Ltd.                                      4,010         41,397             0.0%
    Voltas, Ltd.                                                  957,414      4,128,591             0.0%
    VST Industries, Ltd.                                           16,803        414,004             0.0%
    WABCO India, Ltd.                                              13,910      1,406,873             0.0%
    Welspun Corp., Ltd.                                           774,148      1,197,778             0.0%
*   Welspun Enterprises, Ltd.                                     382,512        308,709             0.0%
    Welspun India, Ltd.                                           162,770      1,780,070             0.0%
*   Whirlpool of India, Ltd.                                       18,215        177,726             0.0%
    Wipro, Ltd.                                                 2,326,845     20,258,368             0.2%
    Wockhardt, Ltd.                                               132,244      3,029,206             0.0%
    Yes Bank, Ltd.                                              1,737,561     20,014,041             0.2%
    Zee Entertainment Enterprises, Ltd.                         2,925,390     18,236,495             0.1%
    Zensar Technologies, Ltd.                                      93,109      1,365,315             0.0%
    Zuari Agro Chemicals, Ltd.                                     22,948         55,944             0.0%
    Zydus Wellness, Ltd.                                           61,228        800,842             0.0%
                                                                          --------------            ----
TOTAL INDIA                                                                1,881,887,838            12.7%
                                                                          --------------            ----
INDONESIA -- (2.7%)
    Ace Hardware Indonesia Tbk PT                              57,113,800      2,780,395             0.0%
    Adaro Energy Tbk PT                                       113,639,400      4,912,430             0.1%
    Adhi Karya Persero Tbk PT                                  25,515,479      4,138,203             0.0%
*   Agung Podomoro Land Tbk PT                                 69,122,300      1,390,604             0.0%
    AKR Corporindo Tbk PT                                       6,772,700      2,908,946             0.0%
    Alam Sutera Realty Tbk PT                                 130,768,300      3,696,430             0.0%
*   Aneka Tambang Persero Tbk PT                              104,689,019      2,879,906             0.0%
    Arwana Citramulia Tbk PT                                   17,869,400        568,540             0.0%
    Asahimas Flat Glass Tbk PT                                    476,500        234,436             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                SHARES      VALUE++   OF NET ASSETS**
                                                              ----------- ----------- ---------------
INDONESIA -- (Continued)
    Astra Agro Lestari Tbk PT                                   3,431,800 $ 4,971,543             0.1%
    Astra Graphia Tbk PT                                        2,554,000     315,861             0.0%
    Astra International Tbk PT                                 77,375,400  33,262,031             0.2%
*   Bakrie and Brothers Tbk PT                                148,035,450     540,769             0.0%
*   Bakrie Sumatera Plantations Tbk PT                         47,660,300     174,102             0.0%
*   Bakrie Telecom Tbk PT                                      62,111,539     226,891             0.0%
*   Bakrieland Development Tbk PT                              95,974,600     350,592             0.0%
    Bank Bukopin Tbk                                           35,024,900   1,789,204             0.0%
    Bank Central Asia Tbk PT                                   31,476,700  29,570,069             0.2%
    Bank Danamon Indonesia Tbk PT                               9,222,454   1,854,150             0.0%
    Bank Mandiri Persero Tbk PT                                29,385,918  18,597,464             0.1%
    Bank Negara Indonesia Persero Tbk PT                       34,930,430  12,075,239             0.1%
*   Bank Pan Indonesia Tbk PT                                  29,941,800   2,027,975             0.0%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT       34,720,600   1,915,862             0.0%
    Bank Permata Tbk PT                                           203,500      16,339             0.0%
    Bank Rakyat Indonesia Persero Tbk PT                       49,075,100  37,559,907             0.3%
    Bank Tabungan Negara Persero Tbk PT                        63,941,135   5,517,386             0.1%
*   Bank Tabungan Pensiunan Nasional Tbk PT                     2,253,500     430,398             0.0%
*   Barito Pacific Tbk PT                                       8,261,500      79,308             0.0%
*   Bayan Resources Tbk PT                                        949,000     569,934             0.0%
    Bekasi Fajar Industrial Estate Tbk PT                       6,301,000     174,811             0.0%
    Benakat Integra Tbk PT                                     23,591,300     123,651             0.0%
*   Berau Coal Energy Tbk PT                                   25,135,500     112,938             0.0%
*   Berlian Laju Tanker Tbk PT                                 26,853,166          --             0.0%
    BISI International Tbk PT                                  12,154,912   1,061,936             0.0%
*   Budi Starch & Sweetener Tbk PT                              2,800,500      14,299             0.0%
*   Bumi Resources Minerals Tbk PT                              4,629,800      16,916             0.0%
*   Bumi Resources Tbk PT                                      86,557,200     315,950             0.0%
    Bumi Serpong Damai Tbk PT                                  45,572,800   5,362,182             0.1%
*   Bumi Teknokultura Unggul Tbk PT                               151,700      17,749             0.0%
*   Central Proteina Prima Tbk PT                               7,329,300      26,749             0.0%
    Charoen Pokphand Indonesia Tbk PT                          22,874,360   4,158,571             0.0%
    Ciputra Development Tbk PT                                 57,612,513   4,546,194             0.1%
    Ciputra Property Tbk PT                                    22,530,369     763,424             0.0%
    Ciputra Surya Tbk PT                                        8,190,911   1,352,122             0.0%
*   Citra Marga Nusaphala Persada Tbk PT                       11,260,750   1,353,786             0.0%
*   Clipan Finance Indonesia Tbk PT                             2,919,000      57,617             0.0%
*   Darma Henwa Tbk PT                                         44,117,300     161,159             0.0%
*   Delta Dunia Makmur Tbk PT                                  26,326,500     126,257             0.0%
    Eagle High Plantations Tbk PT                              82,107,000   1,406,670             0.0%
    Elnusa Tbk PT                                              58,286,800   1,460,526             0.0%
*   Energi Mega Persada Tbk PT                                215,691,300     786,321             0.0%
    Erajaya Swasembada Tbk PT                                  13,120,400     610,907             0.0%
*   Eureka Prima Jakarta Tbk PT                                 1,955,600      72,835             0.0%
*   Exploitasi Energi Indonesia Tbk PT                         36,327,500     132,789             0.0%
*   Express Transindo Utama Tbk PT                             15,175,200     252,847             0.0%
    Fajar Surya Wisesa Tbk PT                                     823,000      68,822             0.0%
    Gajah Tunggal Tbk PT                                       20,702,700     889,822             0.0%
*   Garuda Indonesia Persero Tbk PT                            12,405,453     289,340             0.0%
    Global Mediacom Tbk PT                                     45,829,100   2,902,571             0.0%
*   Golden Eagle Energy Tbk PT                                  1,731,300      43,302             0.0%
    Gudang Garam Tbk PT                                         1,653,700   5,176,343             0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                SHARES      VALUE++   OF NET ASSETS**
                                                              ----------- ----------- ---------------
INDONESIA -- (Continued)
*   Hanson International Tbk PT                                75,785,200 $ 3,731,907             0.0%
*   Harum Energy Tbk PT                                         9,749,300     601,378             0.0%
    Hexindo Adiperkasa Tbk PT                                   1,223,000     154,812             0.0%
    Holcim Indonesia Tbk PT                                    12,753,300     974,941             0.0%
    Indah Kiat Pulp & Paper Corp. Tbk PT                       12,448,300     749,551             0.0%
*   Indika Energy Tbk PT                                       23,438,300     310,976             0.0%
    Indo Tambangraya Megah Tbk PT                               2,337,000   1,440,675             0.0%
*   Indo-Rama Synthetics Tbk PT                                    12,500         730             0.0%
    Indocement Tunggal Prakarsa Tbk PT                          5,655,200   7,396,548             0.1%
    Indofood CBP Sukses Makmur Tbk PT                           3,410,400   3,281,708             0.0%
    Indofood Sukses Makmur Tbk PT                              27,151,600  10,915,195             0.1%
*   Indosat Tbk PT                                              6,084,800   1,861,181             0.0%
*   Inovisi Infracom Tbk PT                                     2,876,678       9,221             0.0%
    Intiland Development Tbk PT                                70,050,300   2,576,456             0.0%
*   Japfa Comfeed Indonesia Tbk PT                             29,031,000     930,708             0.0%
    Jasa Marga Persero Tbk PT                                  11,633,000   4,096,467             0.0%
    Jaya Real Property Tbk PT                                   1,762,500     104,745             0.0%
    Kalbe Farma Tbk PT                                         74,009,400   7,707,767             0.1%
    Kawasan Industri Jababeka Tbk PT                          155,164,728   2,292,341             0.0%
*   Krakatau Steel Persero Tbk PT                               2,935,600      66,770             0.0%
*   Kresna Graha Sekurindo Tbk PT                               2,450,100     445,784             0.0%
*   Link Net Tbk PT                                                39,700      12,440             0.0%
*   Lippo Cikarang Tbk PT                                       4,091,700   2,383,951             0.0%
    Lippo Karawaci Tbk PT                                     146,943,062  12,753,120             0.1%
    Malindo Feedmill Tbk PT                                     7,438,000     604,919             0.0%
    Matahari Department Store Tbk PT                              126,400     152,184             0.0%
    Matahari Putra Prima Tbk PT                                11,502,772   1,882,399             0.0%
    Mayora Indah Tbk PT                                         1,755,525   3,501,252             0.0%
    Medco Energi Internasional Tbk PT                           9,738,500     763,033             0.0%
    Media Nusantara Citra Tbk PT                               30,860,193   4,004,147             0.0%
*   Mitra Adiperkasa Tbk PT                                     6,766,500   1,702,341             0.0%
    MNC Investama Tbk PT                                      107,640,700   1,641,014             0.0%
*   MNC Sky Vision Tbk PT                                       2,451,400     230,630             0.0%
*   Modern Internasional Tbk PT                                 1,883,000      20,065             0.0%
    Modernland Realty Tbk PT                                   25,390,500     907,228             0.0%
    Multipolar Tbk PT                                          42,452,200   1,013,367             0.0%
    Multistrada Arah Sarana Tbk PT                              3,155,000      52,403             0.0%
    Nippon Indosari Corpindo Tbk PT                             7,627,000     664,758             0.0%
*   Nirvana Development Tbk PT                                  9,659,200      78,807             0.0%
*   Nusantara Infrastructure Tbk PT                           113,086,700     981,534             0.0%
    Pabrik Kertas Tjiwi Kimia Tbk PT                            2,279,000      80,992             0.0%
    Pakuwon Jati Tbk PT                                       141,161,300   4,370,009             0.0%
    Pan Brothers Tbk PT                                        29,787,600   1,152,735             0.0%
*   Panin Financial Tbk PT                                    158,684,400   2,532,905             0.0%
*   Paninvest Tbk PT                                            5,396,500     234,151             0.0%
    Pembangunan Perumahan Persero Tbk PT                       25,866,300   7,155,375             0.1%
    Perusahaan Gas Negara Persero Tbk PT                       35,543,600   7,763,400             0.1%
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT      40,345,300   4,548,973             0.1%
    Petrosea Tbk PT                                             1,127,500      26,132             0.0%
    PT Dharma Satya Nusantara TBK                               3,281,500     148,446             0.0%
    Ramayana Lestari Sentosa Tbk PT                            26,997,100   1,240,705             0.0%
*   Resource Alam Indonesia Tbk PT                              2,183,500     103,557             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                SHARES      VALUE++    OF NET ASSETS**
                                                              ----------- ------------ ---------------
INDONESIA -- (Continued)
    Salim Ivomas Pratama Tbk PT                                17,157,700 $    579,661             0.0%
    Samindo Resources Tbk PT                                      348,500       13,086             0.0%
    Sampoerna Agro PT                                           5,442,659      463,164             0.0%
    Sawit Sumbermas Sarana Tbk PT                              16,560,200    2,296,289             0.0%
*   Sekawan Intipratama Tbk PT                                  2,876,400       26,253             0.0%
    Selamat Sempurna Tbk PT                                     3,121,200    1,118,626             0.0%
    Semen Baturaja Persero Tbk PT                               6,733,600      145,267             0.0%
    Semen Indonesia Persero Tbk PT                             13,639,700    9,700,443             0.1%
    Sentul City Tbk PT                                        279,727,400    1,506,234             0.0%
*   Sigmagold Inti Perkasa Tbk PT                              13,708,000      445,614             0.0%
    Siloam International Hospitals Tbk PT                          37,200       29,568             0.0%
    Sinar Mas Multiartha Tbk PT                                   278,500      103,806             0.0%
    Sri Rejeki Isman Tbk PT                                   129,514,300    3,576,715             0.0%
*   Sugih Energy Tbk PT                                        96,898,100    2,703,186             0.0%
    Sumber Alfaria Trijaya Tbk PT                                 289,300       12,859             0.0%
    Summarecon Agung Tbk PT                                    58,766,464    5,948,077             0.1%
    Surya Citra Media Tbk PT                                   17,936,400    3,814,245             0.0%
    Surya Semesta Internusa Tbk PT                             28,453,300    1,334,352             0.0%
*   Suryainti Permata Tbk PT                                    3,098,000           --             0.0%
    Tambang Batubara Bukit Asam Persero Tbk PT                  5,825,000    3,094,346             0.0%
    Telekomunikasi Indonesia Persero Tbk PT                    50,965,700    9,998,836             0.1%
    Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR         428,964   17,055,609             0.1%
    Tempo Scan Pacific Tbk PT                                     782,200       97,024             0.0%
    Tiga Pilar Sejahtera Food Tbk                              13,967,639    1,614,076             0.0%
    Timah Persero Tbk PT                                       37,743,867    1,714,830             0.0%
    Tiphone Mobile Indonesia Tbk PT                            13,125,200      670,389             0.0%
    Total Bangun Persada Tbk PT                                14,065,000      732,947             0.0%
*   Tower Bersama Infrastructure Tbk PT                         8,392,500    4,370,893             0.1%
    Trias Sentosa Tbk PT                                        3,690,500       62,920             0.0%
*   Trimegah Securities Tbk PT                                  5,343,500       21,083             0.0%
*   Truba Alam Manunggal Engineering PT                        15,388,500       15,740             0.0%
    Tunas Baru Lampung Tbk PT                                   8,971,000      313,797             0.0%
    Tunas Ridean Tbk PT                                         8,038,500      320,421             0.0%
*   Ultrajaya Milk Industry & Trading Co. Tbk PT                2,569,000      749,849             0.0%
    Unilever Indonesia Tbk PT                                   3,020,100    8,138,795             0.1%
    United Tractors Tbk PT                                      8,564,846   11,268,658             0.1%
    Vale Indonesia Tbk PT                                      24,709,550    4,018,186             0.0%
*   Visi Media Asia Tbk PT                                     38,475,700      812,887             0.0%
    Waskita Karya Persero Tbk PT                               16,614,851    1,966,039             0.0%
    Wijaya Karya Persero Tbk PT                                17,307,000    3,702,832             0.0%
*   Wintermar Offshore Marine Tbk PT                              292,500        4,173             0.0%
*   XL Axiata Tbk PT                                           16,915,300    3,829,076             0.0%
                                                                          ------------             ---
TOTAL INDONESIA                                                            429,942,004             2.9%
                                                                          ------------             ---
MALAYSIA -- (3.9%)
#   Aeon Co. M Bhd                                              4,037,600    2,661,568             0.0%
#   Aeon Credit Service M Bhd                                     107,660      320,810             0.0%
    Affin Holdings Bhd                                          3,700,300    2,057,158             0.0%
#   AirAsia BHD                                                16,760,400    5,755,824             0.1%
#*  AirAsia X Bhd                                              13,693,300      651,209             0.0%
*   Alam Maritim Resources Bhd                                  5,355,000      609,225             0.0%
#   Alliance Financial Group Bhd                                6,439,800    5,359,813             0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                              ---------- ----------- ---------------
MALAYSIA -- (Continued)
#   AMMB Holdings Bhd                                         11,133,950 $12,341,317             0.1%
    Amway Malaysia Holdings Bhd                                  109,600     251,335             0.0%
    Ann Joo Resources Bhd                                        974,750     169,842             0.0%
    APM Automotive Holdings Bhd                                  174,800     166,786             0.0%
#   Astro Malaysia Holdings Bhd                                8,204,600   5,455,020             0.1%
#   Axiata Group Bhd                                          10,239,505  14,671,502             0.1%
    Barakah Offshore Petroleum Bhd                               604,000     135,981             0.0%
    Batu Kawan Bhd                                               375,450   1,529,058             0.0%
    Benalec Holdings Bhd                                       5,318,700     715,698             0.0%
    Berjaya Assets Bhd                                           156,600      29,179             0.0%
    Berjaya Auto Bhd                                             156,900      76,740             0.0%
#   Berjaya Corp. Bhd                                         27,202,100   2,621,913             0.0%
    Berjaya Land Bhd                                           2,769,200     450,098             0.0%
#   Berjaya Sports Toto Bhd                                    4,130,798   3,074,483             0.0%
#   BIMB Holdings Bhd                                          3,471,699   3,313,913             0.0%
    Bina Darulaman Bhd                                           284,400      46,243             0.0%
    Bonia Corp. Bhd                                            4,050,400     701,071             0.0%
#   Boustead Holdings Bhd                                      2,386,292   2,239,563             0.0%
#   Boustead Plantations Bhd                                     477,200     166,576             0.0%
#   British American Tobacco Malaysia Bhd                        471,100   6,770,479             0.1%
#*  Bumi Armada Bhd                                           13,568,750   3,057,969             0.0%
#   Bursa Malaysia Bhd                                         2,439,700   4,814,668             0.1%
#   Cahya Mata Sarawak Bhd                                     4,136,000   5,099,346             0.1%
    Can-One Bhd                                                  216,800     170,082             0.0%
#   Carlsberg Brewery Malaysia Bhd Class B                       992,800   2,868,779             0.0%
    Carotech Bhd                                                  44,425          41             0.0%
#   CB Industrial Product Holding Bhd                          2,892,320   1,334,576             0.0%
#   CIMB Group Holdings Bhd                                   16,291,463  17,453,238             0.1%
#   Coastal Contracts Bhd                                      1,803,077     855,063             0.0%
    Crescendo Corp. Bhd                                           13,000       5,866             0.0%
    CSC Steel Holdings Bhd                                       470,500     107,459             0.0%
    Cypark Resources Bhd                                       1,283,900     525,075             0.0%
    Daibochi Plastic & Packaging Industry Bhd                     31,400      31,024             0.0%
#   Datasonic Group Bhd                                        1,886,800     650,969             0.0%
*   Daya Materials Bhd                                        14,892,600     363,021             0.0%
    Dayang Enterprise Holdings Bhd                             2,256,112     891,714             0.0%
#   Dialog Group Bhd                                          14,377,284   5,340,595             0.1%
#   DiGi.Com Bhd                                              12,789,420  15,647,412             0.1%
    DKSH Holdings Malaysia Bhd                                   180,700     184,354             0.0%
    DRB-Hicom Bhd                                              9,693,300   3,021,108             0.0%
    Dutch Lady Milk Industries Bhd                                61,200     678,099             0.0%
#   Eastern & Oriental Bhd                                     8,108,847   2,998,059             0.0%
*   ECM Libra Financial Group Bhd                                318,034     102,076             0.0%
*   Eco World Development Group Bhd                              143,400      45,664             0.0%
    Engtex Group Bhd                                             136,450      35,054             0.0%
*   Evergreen Fibreboard Bhd                                   3,039,800   1,561,768             0.0%
#   Felda Global Ventures Holdings Bhd                         1,609,300     665,165             0.0%
*   Fountain View Development Bhd                                 31,500          --             0.0%
    Fraser & Neave Holdings Bhd                                  156,600     658,195             0.0%
#   Gamuda Bhd                                                 7,835,500   8,204,507             0.1%
    Gas Malaysia Bhd                                             128,300      70,754             0.0%
    GD Express Carrier Bhd                                       178,200      56,225             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                              ---------- ----------- ---------------
MALAYSIA -- (Continued)
#   Genting Bhd                                                6,274,800 $10,816,365             0.1%
#   Genting Malaysia Bhd                                      12,349,600  12,350,046             0.1%
#   Genting Plantations Bhd                                    1,049,600   2,614,941             0.0%
#   Globetronics Technology Bhd                                1,535,720   2,221,820             0.0%
    Glomac Bhd                                                 3,530,400     748,126             0.0%
    Goldis Bhd                                                   478,372     254,005             0.0%
*   Green Packet Bhd                                           1,724,900      96,187             0.0%
*   Guan Chong Bhd                                                21,900       4,519             0.0%
    Guinness Anchor Bhd                                          643,200   2,138,822             0.0%
    GuocoLand Malaysia Bhd                                       844,000     266,878             0.0%
    Hai-O Enterprise Bhd                                         649,700     359,359             0.0%
#   HAP Seng Consolidated Bhd                                  6,370,940   8,962,554             0.1%
    Hap Seng Plantations Holdings Bhd                          1,441,000     804,175             0.0%
#   Hartalega Holdings Bhd                                     3,216,800   3,900,804             0.0%
    Hiap Teck Venture Bhd                                        444,600      30,472             0.0%
*   Hibiscus Petroleum Bhd                                       932,200     127,691             0.0%
#   Hock Seng LEE Bhd                                          1,119,612     482,309             0.0%
#   Hong Leong Bank Bhd                                        2,088,160   6,779,980             0.1%
#   Hong Leong Financial Group Bhd                             1,021,100   3,356,412             0.0%
    Hong Leong Industries Bhd                                    451,500     657,943             0.0%
    Hovid Bhd                                                  3,826,000     434,617             0.0%
    Hua Yang Bhd                                               1,228,033     531,036             0.0%
#   Hume Industries Bhd                                          412,236     333,737             0.0%
    Hup Seng Industries Bhd                                    1,095,900     315,459             0.0%
    Hwang Capital Malaysia Bhd                                    42,400      20,819             0.0%
    I Bhd                                                      1,185,700     148,758             0.0%
    IFCA MSC Bhd                                                 275,600      57,566             0.0%
#   IHH Healthcare Bhd                                         4,365,600   6,415,095             0.1%
#   IJM Corp. Bhd                                             22,045,826  17,023,832             0.1%
#   IJM Plantations Bhd                                        1,227,800   1,000,309             0.0%
#   Inari Amertron Bhd                                         2,938,875   2,436,074             0.0%
    Inch Kenneth Kajang Rubber PLC                               113,000      17,915             0.0%
#   Insas Bhd                                                  6,192,402   1,148,936             0.0%
#   IOI Corp. Bhd                                             11,339,977  11,227,462             0.1%
#   IOI Properties Group Bhd                                   3,701,035   1,736,331             0.0%
*   Iris Corp. Bhd                                             9,652,600     559,157             0.0%
*   Iskandar Waterfront City Bhd                               3,729,400     683,676             0.0%
*   JAKS Resources Bhd                                         3,855,300   1,085,600             0.0%
    Jaya Tiasa Holdings BHD                                    1,918,939     544,171             0.0%
#   JCY International Bhd                                      5,067,600     917,062             0.0%
    K&N Kenanga Holdings Bhd                                   1,779,386     243,934             0.0%
*   Karambunai Corp. Bhd                                       3,306,500      41,825             0.0%
#   Karex Bhd                                                    734,750     598,629             0.0%
    Keck Seng Malaysia Bhd                                       316,300     370,800             0.0%
*   Kian JOO CAN Factory Bhd                                   1,828,780   1,357,551             0.0%
    Kim Loong Resources Bhd                                      259,020     170,430             0.0%
    Kimlun Corp. Bhd                                             701,700     215,033             0.0%
    KLCCP Stapled Group                                        1,100,800   1,797,167             0.0%
#*  KNM Group Bhd                                             14,315,481   1,759,315             0.0%
#   Kossan Rubber Industries                                   3,065,400   5,813,167             0.1%
#   KPJ Healthcare Bhd                                         3,661,275   3,638,075             0.0%
*   Kretam Holdings Bhd                                        3,250,300     336,158             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                              ---------- ----------- ---------------
MALAYSIA -- (Continued)
#   KSL Holdings BHD                                           5,428,898 $ 1,982,520             0.0%
#   Kuala Lumpur Kepong Bhd                                    1,299,122   6,882,637             0.1%
*   KUB Malaysia Bhd                                           1,459,400     111,659             0.0%
    Kulim Malaysia BHD                                         3,451,800   2,671,338             0.0%
#*  Kumpulan Europlus Bhd                                      1,271,800     262,075             0.0%
    Kumpulan Fima Bhd                                            909,400     376,492             0.0%
    Kumpulan Perangsang Selangor Bhd                           2,772,400     822,820             0.0%
    Kwantas Corp. Bhd                                             23,900       9,308             0.0%
#   Lafarge Malaysia Bhd                                       2,008,800   4,254,650             0.0%
    Land & General BHD                                         7,093,300     691,446             0.0%
#*  Landmarks Bhd                                              1,766,192     442,457             0.0%
    LBS Bina Group Bhd                                         2,361,800     785,333             0.0%
    Lingkaran Trans Kota Holdings Bhd                            694,100     830,613             0.0%
*   Lion Industries Corp. Bhd                                  4,007,100     292,856             0.0%
    LPI Capital Bhd                                              196,900     683,102             0.0%
    Magnum Bhd                                                 1,911,500   1,195,959             0.0%
#   Mah Sing Group Bhd                                        10,463,651   3,210,728             0.0%
#   Malayan Banking Bhd                                       16,259,523  31,170,732             0.2%
    Malayan Flour Mills Bhd                                    1,196,900     375,735             0.0%
#   Malaysia Airports Holdings Bhd                             3,267,745   4,022,675             0.0%
#   Malaysia Building Society Bhd                              1,564,859     589,227             0.0%
#*  Malaysia Marine and Heavy Engineering Holdings Bhd         3,010,300     769,274             0.0%
#   Malaysian Bulk Carriers Bhd                                4,070,323     852,169             0.0%
    Malaysian Pacific Industries Bhd                             760,025   1,228,049             0.0%
#   Malaysian Resources Corp. Bhd                             10,640,700   3,133,161             0.0%
    Malton Bhd                                                 2,141,500     388,244             0.0%
    Matrix Concepts Holdings Bhd                               2,227,250   1,253,604             0.0%
#   Maxis Bhd                                                  5,284,415   8,095,416             0.1%
    MBM Resources BHD                                          1,144,310     743,298             0.0%
#   Media Chinese International, Ltd.                            905,600     121,004             0.0%
    Media Prima Bhd                                            5,305,420   1,717,967             0.0%
    Mega First Corp. Bhd                                         192,300     112,747             0.0%
#   MISC Bhd                                                   4,063,060   8,525,177             0.1%
    Mitrajaya Holdings Bhd                                     1,606,800     457,141             0.0%
    MK Land Holdings Bhd                                       5,362,200     492,388             0.0%
    MKH Bhd                                                    1,181,267     639,759             0.0%
    MMC Corp. Bhd                                              6,593,500   3,423,136             0.0%
    MNRB Holdings Bhd                                            958,900     764,693             0.0%
#*  MPHB Capital Bhd                                             509,100     187,022             0.0%
#*  Mudajaya Group Bhd                                         2,521,733     726,470             0.0%
#   Muhibbah Engineering M Bhd                                 3,343,300   1,716,845             0.0%
*   Mulpha International Bhd                                  15,616,300   1,107,721             0.0%
#   My EG Services Bhd                                         5,010,100   3,440,314             0.0%
    Naim Holdings Bhd                                          1,778,800     926,304             0.0%
    NCB Holdings Bhd                                             149,900     149,249             0.0%
    Nestle Malaysia Bhd                                           42,800     720,236             0.0%
    NTPM Holdings Bhd                                            674,100     109,547             0.0%
#   Oldtown Bhd                                                1,973,225     614,357             0.0%
    Oriental Holdings Bhd                                        607,140     991,082             0.0%
    OSK Holdings Bhd                                           4,409,545   1,722,206             0.0%
    Padini Holdings Bhd                                        4,308,000   1,533,314             0.0%
    Panasonic Manufacturing Malaysia Bhd                          70,200     356,406             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                              ---------- ----------- ---------------
MALAYSIA -- (Continued)
    Pantech Group Holdings Bhd                                 1,324,918 $   195,447             0.0%
    Paramount Corp. Bhd                                          965,225     369,937             0.0%
#*  Parkson Holdings Bhd                                       4,923,467   1,224,367             0.0%
*   Perisai Petroleum Teknologi Bhd                           11,811,000     885,987             0.0%
#   Petronas Chemicals Group Bhd                               8,384,500  12,362,120             0.1%
#   Petronas Dagangan Bhd                                        913,700   4,787,187             0.1%
#   Petronas Gas Bhd                                           2,123,908  11,349,312             0.1%
    Pharmaniaga Bhd                                              541,580     823,180             0.0%
    Pie Industrial Bhd                                            74,040     128,931             0.0%
#   Pos Malaysia Bhd                                           2,879,600   2,597,570             0.0%
    Power Root Bhd                                               206,500     130,394             0.0%
#   PPB Group Bhd                                              2,411,900   8,659,403             0.1%
    Press Metal Bhd                                            3,813,700   2,062,280             0.0%
#   Prestariang Bhd                                            1,653,400     896,999             0.0%
    Protasco Bhd                                               1,991,000     780,370             0.0%
#   Public Bank Bhd                                            8,524,711  35,839,605             0.3%
#*  Puncak Niaga Holdings Bhd                                  1,314,460     866,167             0.0%
#   QL Resources Bhd                                           3,402,560   3,193,627             0.0%
    RCE Capital Bhd                                              840,450      53,656             0.0%
#   RHB Capital Bhd                                            4,574,931   6,487,811             0.1%
*   Rimbunan Sawit Bhd                                           832,100     100,605             0.0%
#   Salcon Bhd                                                 6,158,300     900,154             0.0%
#   Sapurakencana Petroleum Bhd                               19,953,888   9,780,712             0.1%
#   Sarawak Oil Palms Bhd                                        486,260     547,681             0.0%
    Sarawak Plantation Bhd                                        18,900       8,314             0.0%
#   Scientex Bhd                                                 587,164   1,045,669             0.0%
*   Scomi Energy Services Bhd                                  5,698,600     382,495             0.0%
*   Scomi Group Bhd                                           10,163,700     448,102             0.0%
*   Seal, Inc. Bhd                                               217,000      25,757             0.0%
    SEG International Bhd                                        311,400      99,780             0.0%
    Selangor Dredging Bhd                                        366,400      83,368             0.0%
    Selangor Properties Bhd                                       63,100      77,756             0.0%
    Shangri-La Hotels Malaysia Bhd                               373,100     529,126             0.0%
*   Shell Refining Co. Federation of Malaya Bhd                  225,600     297,907             0.0%
    SHL Consolidated Bhd                                         171,700     124,526             0.0%
#   Sime Darby Bhd                                             8,881,438  17,247,624             0.1%
    SP Setia Bhd Group                                         2,052,817   1,576,036             0.0%
    Star Media Group Bhd                                       1,265,600     706,804             0.0%
*   Sumatec Resources Bhd                                      2,015,500      72,467             0.0%
#   Sunway Bhd                                                 6,654,793   4,796,340             0.1%
*   Sunway Construction Group Bhd                                555,819     168,136             0.0%
#   Supermax Corp. Bhd                                         3,606,250   1,886,423             0.0%
    Suria Capital Holdings Bhd                                   279,650     154,191             0.0%
#   Syarikat Takaful Malaysia Bhd                              2,701,400   2,390,481             0.0%
    Symphony Life Bhd                                            321,132      56,351             0.0%
    Ta Ann Holdings Bhd                                          736,186     662,174             0.0%
    TA Enterprise Bhd                                         10,776,000   1,565,931             0.0%
#   TA Global Bhd                                              5,451,340     360,726             0.0%
*   Talam Transform Bhd                                        6,754,300      85,663             0.0%
#   Tambun Indah Land Bhd                                      2,204,100     723,183             0.0%
#   TAN Chong Motor Holdings Bhd                               1,250,700     725,752             0.0%
*   Tanjung Offshore Bhd                                       1,070,400      97,692             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                SHARES     VALUE++    OF NET ASSETS**
                                                              ---------- ------------ ---------------
MALAYSIA -- (Continued)
    Tasek Corp. Bhd                                               38,700 $    135,071             0.0%
#   TDM Bhd                                                    7,553,100    1,199,865             0.0%
#   Telekom Malaysia Bhd                                       4,054,302    6,289,203             0.1%
#   Tenaga Nasional Bhd                                        9,255,181   27,203,594             0.2%
*   TH Heavy Engineering Bhd                                   6,912,734      329,756             0.0%
#   TH Plantations Bhd                                         1,175,640      358,210             0.0%
    Time dotCom Bhd                                            1,447,060    2,349,173             0.0%
    Tiong NAM Logistics Holdings                               1,219,000      400,116             0.0%
#   Top Glove Corp. Bhd                                        3,783,780    8,357,277             0.1%
*   Tropicana Corp. Bhd                                        4,655,748    1,043,424             0.0%
#   TSH Resources Bhd                                          3,003,350    1,432,022             0.0%
#   Tune Protect Group Bhd                                     2,834,100      929,902             0.0%
    Uchi Technologies Bhd                                      1,288,500      488,422             0.0%
#   UEM Edgenta Bhd                                            2,332,300    1,805,850             0.0%
#   UEM Sunrise Bhd                                           13,021,445    3,783,190             0.0%
#   UMW Holdings Bhd                                           3,954,706    7,541,177             0.1%
#   UMW Oil & Gas Corp. Bhd                                      810,900      228,061             0.0%
#   Unisem M Bhd                                               5,264,120    2,912,437             0.0%
    United Malacca Bhd                                           197,950      279,217             0.0%
    United Plantations Bhd                                       159,400      982,285             0.0%
    United U-Li Corp. Bhd                                        525,400      540,045             0.0%
#   UOA Development Bhd                                        2,192,900    1,076,057             0.0%
#   Uzma Bhd                                                   1,071,200      547,443             0.0%
    VS Industry Bhd                                            5,818,840    2,099,801             0.0%
    Wah Seong Corp. Bhd                                        2,338,639      645,659             0.0%
#   WCT Holdings Bhd                                           7,522,629    2,397,010             0.0%
    Wellcall Holdings Bhd                                      1,661,500      911,494             0.0%
#   Westports Holdings Bhd                                     4,147,000    4,142,248             0.0%
    Wing Tai Malaysia Bhd                                        567,600      166,451             0.0%
    WTK Holdings Bhd                                           3,043,650      792,723             0.0%
#   Yinson Holdings Bhd                                        1,100,200      751,962             0.0%
*   YNH Property Bhd                                           2,611,489    1,135,488             0.0%
#   YTL Corp. Bhd                                             36,928,320   12,968,322             0.1%
    YTL E-Solutions Bhd                                          747,100       91,146             0.0%
*   YTL Land & Development Bhd                                 1,074,000      169,704             0.0%
#   YTL Power International Bhd                                9,189,366    3,227,226             0.0%
    Zhulian Corp. Bhd                                            899,766      341,175             0.0%
                                                                         ------------             ---
TOTAL MALAYSIA                                                            619,950,577             4.2%
                                                                         ------------             ---
MEXICO -- (5.0%)
    Alfa S.A.B. de C.V. Class A                               18,261,494   37,854,530             0.3%
    Alpek S.A.B. de C.V.                                       1,397,847    2,018,347             0.0%
#   Alsea S.A.B. de C.V.                                       4,387,993   14,379,764             0.1%
    America Movil S.A.B. de C.V. Series L                     32,608,574   29,019,969             0.2%
    America Movil S.A.B. de C.V. Series L ADR                  3,134,148   55,819,175             0.4%
    Arca Continental S.A.B. de C.V.                            2,396,020   15,304,948             0.1%
#*  Axtel S.A.B. de C.V.                                       8,263,745    3,567,091             0.0%
#   Banregio Grupo Financiero S.A.B. de C.V.                   1,982,396   10,611,792             0.1%
*   Bio Pappel S.A.B. de C.V.                                    222,356      262,770             0.0%
    Bolsa Mexicana de Valores S.A.B. de C.V.                   3,333,283    5,569,665             0.0%
*   Cemex S.A.B. de C.V. Sponsored ADR                         6,630,428   41,838,001             0.3%
#*  Cia Minera Autlan S.A.B. de C.V. Series B                    533,561      299,118             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                              ---------- ----------- ---------------
MEXICO -- (Continued)
    Coca-Cola Femsa S.A.B. de C.V. Series L                      196,589 $ 1,508,177             0.0%
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                 117,123   8,980,992             0.1%
#*  Consorcio ARA S.A.B. de C.V. Series *                      8,052,356   3,007,848             0.0%
    Controladora Comercial Mexicana S.A.B. de C.V.             3,974,790  11,627,569             0.1%
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V. ADR          8,436     143,328             0.0%
*   Corp. Actinver S.A.B. de C.V.                                 61,598      55,938             0.0%
#*  Corp. GEO S.A.B. de C.V. Series B                          3,284,556          82             0.0%
    Corp. Inmobiliaria Vesta S.A.B. de C.V.                    1,789,899   2,934,438             0.0%
#*  Corp. Interamericana de Entretenimiento S.A.B. de C.V.
      Class B                                                    222,600     166,837             0.0%
    Corp. Moctezuma S.A.B. de C.V. Series *                      392,200   1,304,737             0.0%
    Credito Real S.A.B. de C.V. SOFOM ER                         208,045     491,213             0.0%
    Cydsa S.A.B. de C.V.                                           6,129       9,276             0.0%
*   Desarrolladora Homex S.A.B. de C.V.                           44,087      21,219             0.0%
*   Dine S.A.B. de C.V.                                            7,300       4,419             0.0%
    El Puerto de Liverpool S.A.B. de C.V.                        655,361   9,130,252             0.1%
#*  Empresas ICA S.A.B. de C.V.                                4,691,828   1,860,506             0.0%
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR                    615,629     948,069             0.0%
*   Financiera Independencia SAB de C.V. SOFOM ENR               246,788      55,281             0.0%
    Fomento Economico Mexicano S.A.B. de C.V.                    347,313   3,427,544             0.0%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR      627,285  62,157,671             0.4%
#*  Genomma Lab Internacional S.A.B. de C.V. Class B           5,523,378   4,052,800             0.0%
    Gentera S.A.B. de C.V.                                     2,507,301   4,605,426             0.0%
    Gruma S.A.B. de C.V. Class B                               1,647,720  25,287,691             0.2%
#*  Grupo Aeromexico S.A.B. de C.V.                              614,175   1,078,296             0.0%
#   Grupo Aeroportuario del Centro Norte S.A.B. de C.V.        1,545,573   7,938,491             0.1%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR          100       4,113             0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR          172,414  15,701,743             0.1%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B    1,398,457  12,613,188             0.1%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR            60,823   9,411,751             0.1%
#   Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B       945,817  14,657,535             0.1%
#*  Grupo Bimbo S.A.B. de C.V. Series A                        6,393,384  18,079,585             0.1%
    Grupo Carso S.A.B. de C.V. Series A1                       2,478,425  11,091,379             0.1%
    Grupo Cementos de Chihuahua S.A.B. de C.V.                   211,154     600,821             0.0%
#   Grupo Comercial Chedraui S.A. de C.V.                      1,892,090   5,218,832             0.0%
#   Grupo Elektra S.A.B. de C.V.                                 188,913   3,762,751             0.0%
#*  Grupo Famsa S.A.B. de C.V. Class A                         2,902,543   2,284,388             0.0%
    Grupo Financiero Banorte S.A.B. de C.V.                    8,941,097  47,867,222             0.3%
    Grupo Financiero Inbursa S.A.B. de C.V.                    9,124,914  18,285,404             0.1%
#   Grupo Financiero Interacciones SA de C.V.                    249,060   1,611,868             0.0%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B   2,269,739   4,170,445             0.0%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B
      ADR                                                        669,690   6,127,663             0.1%
*   Grupo Gigante S.A.B. de C.V. Series *                         41,000      94,931             0.0%
    Grupo Herdez S.A.B. de C.V. Series *                       1,146,827   3,187,521             0.0%
    Grupo Industrial Maseca S.A.B. de C.V. Class B                60,400      84,103             0.0%
    Grupo Industrial Saltillo S.A.B. de C.V.                      77,099     151,138             0.0%
    Grupo KUO S.A.B. de C.V. Series B                            265,425     492,034             0.0%
    Grupo Lala S.A.B. de C.V.                                    104,638     267,268             0.0%
    Grupo Mexico S.A.B. de C.V. Series B                      17,375,898  42,351,503             0.3%
#*  Grupo Pochteca S.A.B. de C.V.                                387,811     291,132             0.0%
    Grupo Sanborns S.A.B. de C.V.                                197,005     345,878             0.0%
*   Grupo Simec S.A.B. de C.V. Series B                        1,494,798   4,097,668             0.0%
#*  Grupo Simec S.A.B. de C.V. Sponsored ADR                       8,806      71,857             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                SHARES     VALUE++    OF NET ASSETS**
                                                              ---------- ------------ ---------------
MEXICO -- (Continued)
#*  Grupo Sports World S.A.B. de C.V.                            218,149 $    266,647             0.0%
    Grupo Televisa S.A.B. Series CPO                           1,735,737   10,102,662             0.1%
    Grupo Televisa S.A.B. Sponsored ADR                        1,756,608   51,187,557             0.4%
#*  Hoteles City Express S.A.B. de C.V.                          112,652      152,155             0.0%
#*  Impulsora del Desarrollo y El Empleo en America Latina
      S.A.B. de C.V.                                           2,265,899    4,149,672             0.0%
    Industrias Bachoco S.A.B. de C.V. ADR                         44,013    2,408,391             0.0%
    Industrias Bachoco S.A.B. de C.V. Series B                   456,194    2,076,346             0.0%
#*  Industrias CH S.A.B. de C.V. Series B                      1,807,990    6,561,951             0.1%
    Industrias Penoles S.A.B. de C.V.                            460,092    6,094,803             0.0%
#   Infraestructura Energetica Nova S.A.B. de C.V.             1,478,260    7,105,006             0.1%
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A            7,958,521   19,046,140             0.1%
#*  Maxcom Telecomunicaciones S.A.B. de C.V.                   1,304,709       78,988             0.0%
    Megacable Holdings S.A.B. de C.V.                            898,487    3,424,170             0.0%
    Mexichem S.A.B. de C.V.                                    6,159,756   16,024,211             0.1%
#*  Minera Frisco S.A.B. de C.V.                               1,631,844      864,439             0.0%
*   OHL Mexico S.A.B. de C.V.                                  3,517,741    4,649,063             0.0%
#   Organizacion Cultiba S.A.B. de C.V.                          146,197      195,073             0.0%
#*  Organizacion Soriana S.A.B. de C.V. Class B                3,374,203    8,105,703             0.1%
*   Promotora y Operadora de Infraestructura S.A.B. de C.V.    1,395,227   17,541,488             0.1%
#*  Qualitas Controladora S.A.B. de C.V.                         498,648      621,582             0.0%
    Rassini S.A.B. de C.V.                                         5,300       20,760             0.0%
#   TV Azteca S.A.B. de C.V.                                   4,715,653      756,546             0.0%
#*  Urbi Desarrollos Urbanos S.A.B. de C.V.                    1,795,501          135             0.0%
#   Vitro S.A.B. de C.V. Series A                                240,086      697,534             0.0%
    Wal-Mart de Mexico S.A.B. de C.V.                         16,371,536   43,362,597             0.3%
                                                                         ------------             ---
TOTAL MEXICO                                                              795,760,610             5.3%
                                                                         ------------             ---
PERU -- (0.1%)
    Cementos Pacasmayo SAA ADR                                    34,687      226,159             0.0%
    Cia de Minas Buenaventura SAA ADR                            156,351    1,002,210             0.0%
    Credicorp, Ltd.                                              139,647   15,805,247             0.1%
    Grana y Montero SAA Sponsored ADR                            150,206      617,347             0.0%
                                                                         ------------             ---
TOTAL PERU                                                                 17,650,963             0.1%
                                                                         ------------             ---
PHILIPPINES -- (1.6%)
    A Soriano Corp.                                              818,000      113,821             0.0%
    Aboitiz Equity Ventures, Inc.                              5,354,800    6,391,612             0.1%
    Aboitiz Power Corp.                                        5,426,000    4,865,042             0.0%
    ACR Mining Corp.                                              11,905        3,414             0.0%
    Alliance Global Group, Inc.                               24,101,094    9,354,503             0.1%
    Alsons Consolidated Resources, Inc.                        2,381,000       80,236             0.0%
*   Atlas Consolidated Mining & Development Corp.              2,979,300      358,607             0.0%
    Ayala Corp.                                                  674,685   11,224,885             0.1%
    Ayala Land, Inc.                                          18,877,120   14,416,470             0.1%
    Bank of the Philippine Islands                             2,973,413    5,364,102             0.0%
    BDO Unibank, Inc.                                          4,818,189   10,444,117             0.1%
    Belle Corp.                                               21,565,700    1,591,082             0.0%
    Bloomberry Resorts Corp.                                   3,117,000      408,255             0.0%
    Cebu Air, Inc.                                             1,583,450    3,016,067             0.0%
    Cebu Holdings, Inc.                                        2,065,000      223,885             0.0%
    Century Properties Group, Inc.                             1,153,062       15,006             0.0%
    China Banking Corp.                                          802,599      685,138             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                SHARES      VALUE++   OF NET ASSETS**
                                                              ----------- ----------- ---------------
PHILIPPINES -- (Continued)
    COL Financial Group, Inc.                                     133,700 $    44,798             0.0%
    Cosco Capital, Inc.                                         1,011,300     160,560             0.0%
    D&L Industries, Inc.                                       15,364,000   3,192,897             0.0%
    DMCI Holdings, Inc.                                        22,036,500   5,838,974             0.0%
*   East West Banking Corp.                                       628,800     265,789             0.0%
    EEI Corp.                                                   2,805,800     450,196             0.0%
    Emperador, Inc.                                               224,600      39,759             0.0%
*   Empire East Land Holdings, Inc.                            22,778,000     437,872             0.0%
    Energy Development Corp.                                   71,366,400  10,085,071             0.1%
    Filinvest Development Corp.                                    89,300       7,437             0.0%
    Filinvest Land, Inc.                                      123,172,687   4,573,887             0.0%
    First Gen Corp.                                            10,454,300   5,640,293             0.0%
    First Philippine Holdings Corp.                             2,142,720   3,231,080             0.0%
    Globe Telecom, Inc.                                           140,675   6,831,336             0.1%
    GT Capital Holdings, Inc.                                      81,445   2,283,243             0.0%
    Integrated Micro-Electronics, Inc.                            179,700      22,766             0.0%
    International Container Terminal Services, Inc.             3,613,632   6,364,674             0.1%
    JG Summit Holdings, Inc.                                    3,300,070   5,018,053             0.0%
    Jollibee Foods Corp.                                        1,896,677   8,327,722             0.1%
    Leisure & Resorts World Corp.                               1,278,020     241,058             0.0%
*   Lepanto Consolidated Mining Co.                            30,246,517     132,899             0.0%
    Lopez Holdings Corp.                                       16,309,900   2,362,546             0.0%
    LT Group, Inc.                                              6,548,600   1,745,783             0.0%
    Manila Electric Co.                                           839,410   5,821,007             0.0%
    Manila Water Co., Inc.                                      6,475,200   3,291,023             0.0%
*   Megawide Construction Corp.                                 1,503,970     234,037             0.0%
    Megaworld Corp.                                           102,802,600  10,278,062             0.1%
*   Melco Crown Philippines Resorts Corp.                         325,000      25,481             0.0%
*   Metro Pacific Corp. Series A                                  225,000          --             0.0%
    Metro Pacific Investments Corp.                            62,626,300   6,960,654             0.1%
    Metropolitan Bank & Trust Co.                               3,530,265   6,403,712             0.1%
    Pepsi-Cola Products Philippines, Inc.                       9,900,791     887,941             0.0%
    Petron Corp.                                                1,773,700     306,289             0.0%
    Philex Mining Corp.                                           770,250      88,740             0.0%
    Philippine Long Distance Telephone Co.                        207,160   9,711,606             0.1%
    Philippine Long Distance Telephone Co. Sponsored ADR          158,187   7,501,228             0.1%
*   Philippine National Bank                                    1,839,083   2,079,405             0.0%
    Philippine Stock Exchange, Inc. (The)                          84,552     553,046             0.0%
*   Philtown Properties, Inc.                                      16,675          --             0.0%
    Philweb Corp.                                               2,367,040   1,016,499             0.0%
    Phoenix Petroleum Philippines, Inc.                           986,570      77,429             0.0%
    Premium Leisure Corp.                                         632,000      15,336             0.0%
    Puregold Price Club, Inc.                                   3,739,500   2,875,448             0.0%
    RFM Corp.                                                   6,077,300     533,179             0.0%
    Rizal Commercial Banking Corp.                              1,931,445   1,278,953             0.0%
    Robinsons Land Corp.                                       11,699,150   7,640,090             0.1%
    Robinsons Retail Holdings, Inc.                               816,030   1,338,466             0.0%
    San Miguel Corp.                                            2,117,910   2,169,355             0.0%
    San Miguel Pure Foods Co., Inc.                                 6,360      18,691             0.0%
    Security Bank Corp.                                         1,830,538   5,541,517             0.0%
    Semirara Mining and Power Corp.                             1,652,770   4,724,716             0.0%
    SM Investments Corp.                                          714,617  13,327,876             0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                SHARES     VALUE++    OF NET ASSETS**
                                                              ---------- ------------ ---------------
PHILIPPINES -- (Continued)
    SM Prime Holdings, Inc.                                   23,449,390 $ 10,786,453             0.1%
*   Top Frontier Investment Holdings, Inc.                       153,057      344,518             0.0%
    Trans-Asia Oil & Energy Development Corp.                 12,840,000      601,135             0.0%
    Travellers International Hotel Group, Inc.                 2,716,600      266,499             0.0%
    Union Bank of the Philippines                              1,395,352    1,701,060             0.0%
    Universal Robina Corp.                                     3,140,960   13,445,339             0.1%
    Vista Land & Lifescapes, Inc.                             34,230,400    4,064,362             0.0%
                                                                         ------------             ---
TOTAL PHILIPPINES                                                         261,764,087             1.8%
                                                                         ------------             ---
POLAND -- (1.7%)
    AB SA                                                          2,455       21,076             0.0%
    ABC Data SA                                                   81,105       66,013             0.0%
    Action SA                                                     17,727      113,631             0.0%
*   Agora SA                                                     173,183      518,499             0.0%
*   Alior Bank SA                                                197,458    4,149,118             0.0%
    Amica Wronki SA                                               12,141      519,095             0.0%
*   AmRest Holdings SE                                            47,080    2,196,515             0.0%
    Apator SA                                                     30,566      243,134             0.0%
#   Asseco Poland SA                                             519,500    7,668,179             0.1%
    ATM SA                                                        24,831       61,737             0.0%
    Bank Handlowy w Warszawie SA                                 183,606    3,733,195             0.0%
#*  Bank Millennium SA                                         2,788,977    4,416,725             0.0%
    Bank Pekao SA                                                354,690   13,793,038             0.1%
*   Bank Zachodni WBK SA                                         103,808    8,367,429             0.1%
#*  Bioton SA                                                    313,879      896,782             0.0%
#   Boryszew SA                                                1,541,828    2,005,017             0.0%
    Budimex SA                                                    68,196    3,700,017             0.0%
    CCC SA                                                       120,071    5,242,260             0.0%
#*  CD Projekt Red SA                                            474,431    3,264,549             0.0%
*   Ciech SA                                                     274,143    5,302,323             0.0%
*   Colian Holding SA                                             52,481       61,790             0.0%
*   ComArch SA                                                     8,325      255,071             0.0%
*   Cyfrowy Polsat SA                                            687,867    4,431,960             0.0%
    Dom Development SA                                             9,946      134,284             0.0%
*   Elektrobudowa SA                                               2,716      107,622             0.0%
    Emperia Holding SA                                            61,148    1,108,057             0.0%
    Enea SA                                                      921,071    3,054,643             0.0%
#   Energa SA                                                    292,205    1,247,532             0.0%
    Eurocash SA                                                  644,539    8,698,070             0.1%
    Fabryki Mebli Forte SA                                        70,591    1,034,441             0.0%
*   Famur SA                                                     111,442       52,455             0.0%
*   Farmacol SA                                                   36,912      611,280             0.0%
    Firma Oponiarska Debica SA                                    10,995      250,105             0.0%
*   Getin Holding SA                                           1,773,704      734,013             0.0%
#*  Getin Noble Bank SA                                        4,739,030      980,671             0.0%
*   Grupa Azoty SA                                               154,258    3,669,453             0.0%
    Grupa Azoty Zaklady Chemiczne Police SA                       17,834      114,736             0.0%
    Grupa Kety SA                                                 33,914    2,438,185             0.0%
#*  Grupa Lotos SA                                               887,358    6,535,562             0.1%
#*  Hawe SA                                                      914,811      207,992             0.0%
*   Impexmetal SA                                                882,936      613,995             0.0%
    ING Bank Slaski SA                                           125,191    3,921,124             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                               SHARES     VALUE++    OF NET ASSETS**
                                                              --------- ------------ ---------------
POLAND -- (Continued)
#*  Integer.pl SA                                                11,872 $    353,876             0.0%
    Inter Cars SA                                                 8,990      551,223             0.0%
#*  Jastrzebska Spolka Weglowa SA                               168,126      575,103             0.0%
    Kernel Holding SA                                           305,861    4,127,323             0.0%
    KGHM Polska Miedz SA                                      1,028,797   23,884,656             0.2%
    Kopex SA                                                    146,978      227,426             0.0%
    KRUK SA                                                      28,517    1,357,060             0.0%
*   LC Corp. SA                                                 590,468      301,888             0.0%
    Lentex SA                                                    43,691      105,759             0.0%
#   LPP SA                                                        3,209    6,051,357             0.1%
#   Lubelski Wegiel Bogdanka SA                                  57,375      611,591             0.0%
*   mBank SA                                                     66,552    6,245,287             0.1%
*   MCI Management SA                                           140,923      442,944             0.0%
*   Midas SA                                                    979,855      159,729             0.0%
    Mostostal Zabrze SA                                         324,876      146,884             0.0%
    Netia SA                                                  1,682,048    2,405,238             0.0%
    Neuca SA                                                     15,414    1,393,625             0.0%
    Orange Polska SA                                          3,455,222    6,348,150             0.1%
    Orbis SA                                                     66,093    1,008,627             0.0%
    Pelion SA                                                    30,487      480,886             0.0%
*   Pfleiderer Grajewo SA                                        60,652      404,576             0.0%
    PGE Polska Grupa Energetyczna SA                          4,164,240   15,500,274             0.1%
*   Polnord SA                                                  153,506      476,878             0.0%
*   Polski Koncern Miesny Duda SA                                26,313       41,638             0.0%
#   Polski Koncern Naftowy Orlen SA                           1,670,612   27,103,098             0.2%
    Polskie Gornictwo Naftowe i Gazownictwo SA                5,857,133   10,377,169             0.1%
#*  Powszechna Kasa Oszczednosci Bank Polski SA               3,239,395   23,991,106             0.2%
    Powszechny Zaklad Ubezpieczen SA                            161,863   15,716,743             0.1%
*   Rafako SA                                                   364,969      637,128             0.0%
*   Stalexport Autostrady SA                                    312,145      258,523             0.0%
    Stalprodukt SA                                                5,080      420,675             0.0%
*   Sygnity SA                                                   57,819      154,305             0.0%
    Synthos SA                                                3,317,672    3,164,666             0.0%
    Tauron Polska Energia SA                                  7,833,344    6,141,546             0.1%
#*  Trakcja SA                                                  331,047      868,411             0.0%
#*  Vistula Group SA                                            425,322      329,881             0.0%
    Warsaw Stock Exchange                                       150,229    1,593,967             0.0%
    Wawel SA                                                        252       70,859             0.0%
    Zespol Elektrowni Patnow Adamow Konin SA                     28,974       86,174             0.0%
                                                                        ------------             ---
TOTAL POLAND                                                             270,657,622             1.8%
                                                                        ------------             ---
RUSSIA -- (1.3%)
    Etalon Group, Ltd. GDR                                      549,487    1,062,406             0.0%
    Eurasia Drilling Co., Ltd. GDR                              384,854    4,377,501             0.0%
    Gazprom PAO Sponsored ADR                                 9,142,364   38,528,957             0.3%
*   Globaltrans Investment P.L.C.                               193,097      810,534             0.0%
    LUKOIL PJSC                                                 890,676   32,354,364             0.2%
    Magnitogorsk Iron & Steel Works OJSC GDR                    621,428    3,058,421             0.0%
*   Mail.ru Group, Ltd. GDR                                      90,421    1,757,728             0.0%
*   Mechel Sponsored ADR                                        491,339      496,252             0.0%
    MegaFon PJSC GDR                                             29,910      385,234             0.0%
    MMC Norilsk Nickel PJSC ADR                                 790,502   11,707,060             0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                               SHARES     VALUE++    OF NET ASSETS**
                                                              --------- ------------ ---------------
RUSSIA -- (Continued)
    NOVATEK OAO GDR                                               2,853 $    260,859             0.0%
    Novolipetsk Steel OJSC GDR                                  282,687    3,466,504             0.0%
    O'Key Group SA GDR                                           71,285      149,103             0.0%
    Phosagro OAO GDR                                            128,652    1,734,650             0.0%
    PIK Group PJSC GDR                                          664,097    2,260,489             0.0%
    Rosneft OAO GDR                                           2,216,544    8,837,352             0.1%
    Rostelecom PJSC Sponsored ADR                               146,523    1,284,576             0.0%
    RusHydro PJSC ADR                                         4,620,376    4,472,251             0.0%
    Sberbank PAO Sponsored ADR                                5,062,513   30,916,245             0.2%
    Severstal PAO GDR                                           639,011    7,497,478             0.1%
    Tatneft PAO Sponsored ADR                                   863,531   26,630,016             0.2%
    TMK PAO GDR                                                  80,338      299,980             0.0%
    VimpelCom, Ltd. Sponsored ADR                             1,413,450    5,342,841             0.0%
    VTB Bank PJSC GDR(46630Q202)                                  9,793       21,525             0.0%
    VTB Bank PJSC GDR(B1W7FX909)                              4,750,447   10,401,199             0.1%
*   X5 Retail Group NV GDR                                      330,925    6,839,530             0.1%
                                                                        ------------             ---
TOTAL RUSSIA                                                             204,953,055             1.4%
                                                                        ------------             ---
SOUTH AFRICA -- (7.9%)
*   Abdee RF, Ltd.                                               84,059      205,073             0.0%
    Adcock Ingram Holdings, Ltd.                                567,178    2,130,928             0.0%
    Adcorp Holdings, Ltd.                                       302,594      549,113             0.0%
    Advtech, Ltd.                                             1,451,933    1,333,447             0.0%
    Aeci, Ltd.                                                  825,015    5,663,757             0.0%
*   African Bank Investments, Ltd.                            4,779,215       20,065             0.0%
    African Oxygen, Ltd.                                        496,309      543,608             0.0%
    African Rainbow Minerals, Ltd.                              792,151    3,020,681             0.0%
    Alexander Forbes Group Holdings, Ltd.                       101,040       63,706             0.0%
    Allied Electronics Corp., Ltd.                              118,970       59,015             0.0%
*   Anglo American Platinum, Ltd.                               279,564    4,889,759             0.0%
*   AngloGold Ashanti, Ltd.                                     112,707      951,012             0.0%
*   AngloGold Ashanti, Ltd. Sponsored ADR                     4,151,296   35,036,938             0.2%
#*  ArcelorMittal South Africa, Ltd.                            980,637      583,106             0.0%
    Ascendis Health, Ltd.                                        30,086       40,681             0.0%
    Aspen Pharmacare Holdings, Ltd.                           1,247,906   27,974,386             0.2%
#   Assore, Ltd.                                                125,637      726,684             0.0%
    Astral Foods, Ltd.                                          360,826    4,532,759             0.0%
*   Attacq, Ltd.                                                302,581      477,498             0.0%
*   Aveng, Ltd.                                               2,762,025      676,904             0.0%
    AVI, Ltd.                                                 3,259,342   20,734,789             0.2%
    Barclays Africa Group, Ltd.                               1,665,525   21,345,108             0.2%
    Barloworld, Ltd.                                          2,050,859   11,571,129             0.1%
    Bidvest Group, Ltd. (The)                                 1,810,062   46,237,232             0.3%
    Blue Label Telecoms, Ltd.                                 1,524,313    1,279,311             0.0%
*   Brait SE                                                    734,321    8,408,249             0.1%
    Capitec Bank Holdings, Ltd.                                 258,627   11,172,270             0.1%
#   Cashbuild, Ltd.                                             183,685    4,377,158             0.0%
    Caxton and CTP Publishers and Printers, Ltd.                433,083      562,943             0.0%
    City Lodge Hotels, Ltd.                                     240,287    2,595,916             0.0%
    Clicks Group, Ltd.                                        2,058,728   15,016,078             0.1%
    Clover Industries, Ltd.                                     215,862      295,851             0.0%
*   Consolidated Infrastructure Group, Ltd.                     147,412      371,871             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                SHARES     VALUE++    OF NET ASSETS**
                                                              ---------- ------------ ---------------
SOUTH AFRICA -- (Continued)
    Coronation Fund Managers, Ltd.                             1,550,474 $  8,171,284             0.1%
    DataTec, Ltd.                                              1,473,619    6,301,165             0.1%
    Discovery, Ltd.                                            1,820,992   19,443,907             0.1%
    Distell Group, Ltd.                                          149,037    1,915,986             0.0%
    Distribution and Warehousing Network, Ltd.                   162,578       51,593             0.0%
#   DRDGOLD, Ltd.                                              2,197,328      356,036             0.0%
    DRDGOLD, Ltd. Sponsored ADR                                    4,569        7,036             0.0%
#   EOH Holdings, Ltd.                                           694,722    7,671,399             0.1%
*   Eqstra Holdings, Ltd.                                      1,440,821      270,047             0.0%
*   Evraz Highveld Steel and Vanadium, Ltd.                       35,483        3,173             0.0%
#   Exxaro Resources, Ltd.                                       826,142    3,419,150             0.0%
#   Famous Brands, Ltd.                                          526,542    5,118,622             0.0%
    FirstRand, Ltd.                                           13,403,743   49,115,838             0.3%
    Foschini Group, Ltd. (The)                                 1,560,694   15,922,395             0.1%
    Gold Fields, Ltd.                                            721,105    1,880,634             0.0%
    Gold Fields, Ltd. Sponsored ADR                            7,182,628   18,172,049             0.1%
#   Grand Parade Investments, Ltd.                               826,965      312,776             0.0%
    Grindrod, Ltd.                                             3,383,505    3,652,415             0.0%
    Group Five, Ltd.                                             679,931    1,080,046             0.0%
#*  Harmony Gold Mining Co., Ltd.                              1,198,162      839,523             0.0%
#*  Harmony Gold Mining Co., Ltd. Sponsored ADR                2,973,285    2,010,833             0.0%
    Holdsport, Ltd.                                               68,150      309,813             0.0%
*   Howden Africa Holdings, Ltd.                                  15,743       30,504             0.0%
    Hudaco Industries, Ltd.                                      203,034    1,593,099             0.0%
    Hulamin, Ltd.                                                520,226      250,714             0.0%
    Iliad Africa, Ltd.                                           329,671      237,991             0.0%
    Illovo Sugar, Ltd.                                         1,286,602    1,622,449             0.0%
*   Impala Platinum Holdings, Ltd.                             2,903,912    7,919,444             0.1%
    Imperial Holdings, Ltd.                                    1,358,773   17,686,708             0.1%
    Investec, Ltd.                                             1,369,522   11,330,168             0.1%
#   Invicta Holdings, Ltd.                                        85,717      377,385             0.0%
    JSE, Ltd.                                                    610,568    5,881,802             0.0%
    KAP Industrial Holdings, Ltd.                                900,903      478,323             0.0%
#   Kumba Iron Ore, Ltd.                                         316,888    1,367,991             0.0%
#   Lewis Group, Ltd.                                          1,133,525    4,889,447             0.0%
    Liberty Holdings, Ltd.                                       911,262    8,910,157             0.1%
    Life Healthcare Group Holdings, Ltd.                       6,194,047   17,264,615             0.1%
    Massmart Holdings, Ltd.                                      697,445    5,777,473             0.0%
    Mediclinic International, Ltd.                             1,983,137   17,406,807             0.1%
    Merafe Resources, Ltd.                                     5,033,014      261,731             0.0%
#   Metair Investments, Ltd.                                     969,646    2,147,046             0.0%
    Metrofile Holdings, Ltd.                                     113,854       39,071             0.0%
    MMI Holdings, Ltd.                                         8,021,655   14,556,458             0.1%
    Mondi, Ltd.                                                  775,936   18,029,161             0.1%
    Mpact, Ltd.                                                  969,909    3,384,926             0.0%
    Mr. Price Group, Ltd.                                      1,409,417   21,641,818             0.2%
    MTN Group, Ltd.                                            9,901,001  112,719,038             0.8%
    Murray & Roberts Holdings, Ltd.                            2,738,311    2,072,105             0.0%
    Nampak, Ltd.                                               3,940,772    6,378,720             0.1%
    Naspers, Ltd. Class N                                        495,769   72,379,490             0.5%
    Nedbank Group, Ltd.                                        1,249,847   20,776,220             0.2%
    Netcare, Ltd.                                              7,818,253   22,232,740             0.2%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                               SHARES      VALUE++     OF NET ASSETS**
                                                              --------- -------------- ---------------
SOUTH AFRICA -- (Continued)
#*  Northam Platinum, Ltd.                                    2,106,913 $    4,607,337             0.0%
    Nu-World Holdings, Ltd.                                      23,372         53,928             0.0%
#   Oceana Group, Ltd.                                          293,073      2,181,184             0.0%
    Omnia Holdings, Ltd.                                        446,671      4,954,875             0.0%
    Peregrine Holdings, Ltd.                                  1,536,387      3,417,061             0.0%
    Petmin, Ltd.                                                187,477         18,095             0.0%
    Pick n Pay Stores, Ltd.                                   2,060,933      9,964,881             0.1%
*   Pinnacle Holdings, Ltd.                                     969,636        838,906             0.0%
#   Pioneer Foods Group, Ltd.                                   621,746      8,907,584             0.1%
#   PPC, Ltd.                                                 3,961,316      4,762,146             0.0%
    PSG Group, Ltd.                                             562,417     10,844,939             0.1%
*   Quantum Foods Holdings, Ltd.                                427,167        103,380             0.0%
    Raubex Group, Ltd.                                          597,168        711,316             0.0%
    RCL Foods, Ltd.                                             165,246        195,943             0.0%
    Reunert, Ltd.                                             1,057,285      5,140,919             0.0%
*   Royal Bafokeng Platinum, Ltd.                               156,160        315,197             0.0%
    Sanlam, Ltd.                                              8,202,959     37,058,722             0.3%
    Santam, Ltd.                                                150,523      2,424,549             0.0%
*   Sappi, Ltd.                                               4,725,237     18,645,334             0.1%
*   Sappi, Ltd. Sponsored ADR                                   395,944      1,524,384             0.0%
    Sasol, Ltd.                                               1,199,596     38,437,056             0.3%
#   Sasol, Ltd. Sponsored ADR                                 1,125,382     36,192,285             0.3%
    Shoprite Holdings, Ltd.                                   2,414,860     25,094,383             0.2%
    Sibanye Gold, Ltd.                                        2,968,325      4,957,771             0.0%
#   Sibanye Gold, Ltd. Sponsored ADR                            916,723      5,986,201             0.1%
    Spar Group, Ltd. (The)                                    1,284,205     18,433,970             0.1%
    Spur Corp., Ltd.                                            445,199      1,084,836             0.0%
    Standard Bank Group, Ltd.                                 5,266,378     54,718,329             0.4%
*   Stefanutti Stocks Holdings, Ltd.                            186,764         71,445             0.0%
#   Steinhoff International Holdings, Ltd.                    8,674,816     53,032,943             0.4%
    Sun International, Ltd.                                     823,801      5,701,305             0.0%
*   Super Group, Ltd.                                         3,062,347      7,193,344             0.1%
    Telkom SA SOC, Ltd.                                       2,081,445     10,930,062             0.1%
    Telkom SA SOC, Ltd. Sponsored ADR                            23,134        482,113             0.0%
    Tiger Brands, Ltd.                                          757,942     17,329,480             0.1%
    Tiso Blackstar Group SE                                      25,131         18,148             0.0%
    Tongaat Hulett, Ltd.                                        577,193      4,927,235             0.0%
    Trencor, Ltd.                                               545,582      2,072,750             0.0%
#   Truworths International, Ltd.                             2,847,320     19,264,468             0.1%
    Tsogo Sun Holdings, Ltd.                                  2,198,026      3,934,446             0.0%
#   Vodacom Group, Ltd.                                       1,413,030     15,262,316             0.1%
    Wilson Bayly Holmes-Ovcon, Ltd.                             406,822      3,800,655             0.0%
    Woolworths Holdings, Ltd.                                 3,968,266     29,359,601             0.2%
    Zeder Investments, Ltd.                                      70,804         40,399             0.0%
                                                                        --------------             ---
TOTAL SOUTH AFRICA                                                       1,254,112,567             8.4%
                                                                        --------------             ---
SOUTH KOREA -- (14.4%)
#*  3S Korea Co., Ltd.                                           74,211        155,329             0.0%
#   Able C&C Co., Ltd.                                           33,759        729,053             0.0%
#*  Actoz Soft Co., Ltd.                                         24,345        792,485             0.0%
#   Advanced Nano Products Co., Ltd.                              9,941        299,122             0.0%
#*  Advanced Process Systems Corp.                               76,585        534,151             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
SOUTH KOREA -- (Continued)
    Aekyung Petrochemical Co., Ltd.                               6,450 $   349,061             0.0%
#   AfreecaTV Co., Ltd.                                          52,478   1,163,180             0.0%
#*  Agabang&Company                                             150,357   1,721,669             0.0%
#   Ahnlab, Inc.                                                  9,053     329,423             0.0%
#*  AJ Rent A Car Co., Ltd.                                      64,220     595,660             0.0%
#   AK Holdings, Inc.                                            16,771   1,260,039             0.0%
#*  ALUKO Co., Ltd.                                             153,442     862,342             0.0%
#*  Aminologics Co., Ltd.                                       102,326     115,507             0.0%
#   Amorepacific Corp.                                           72,020  23,773,397             0.2%
    AMOREPACIFIC Group                                           97,236  13,676,387             0.1%
#*  Amotech Co., Ltd.                                            50,218     938,708             0.0%
#*  Anam Electronics Co., Ltd.                                  248,480     306,636             0.0%
#   Anapass, Inc.                                                45,528     528,257             0.0%
#   Asia Cement Co., Ltd.                                         5,860     552,492             0.0%
#   ASIA Holdings Co., Ltd.                                      13,517   1,384,001             0.0%
    Asia Paper Manufacturing Co., Ltd.                           32,269     551,407             0.0%
*   Asiana Airlines, Inc.                                       547,792   2,328,517             0.0%
    AtlasBX Co., Ltd.                                            36,936   1,171,774             0.0%
#*  AUK Corp.                                                   178,670     380,951             0.0%
#   Autech Corp.                                                 47,374     212,272             0.0%
    Avaco Co., Ltd.                                              40,816     131,517             0.0%
#   Baiksan Co., Ltd.                                            58,010     229,193             0.0%
#*  Basic House Co., Ltd. (The)                                  50,395     429,518             0.0%
#*  BH Co., Ltd.                                                 93,670     486,824             0.0%
#*  BHI Co., Ltd.                                                48,177     173,034             0.0%
#*  BI EMT Co., Ltd.                                             53,654      93,890             0.0%
#   Binggrae Co., Ltd.                                           19,901   1,190,381             0.0%
#   Bioland, Ltd.                                                36,801     807,521             0.0%
    Bixolon Co., Ltd.                                             1,329      16,982             0.0%
#   Bluecom Co., Ltd.                                            62,198     690,986             0.0%
    BNK Financial Group, Inc.                                 1,046,596  12,814,316             0.1%
    Bookook Securities Co., Ltd.                                  5,240      78,858             0.0%
#*  Boryung Medience Co., Ltd.                                   19,297     445,565             0.0%
#   Boryung Pharmaceutical Co., Ltd.                             19,708     958,602             0.0%
#*  Bosung Power Technology Co., Ltd.                           115,748     412,280             0.0%
#*  Bubang Co., Ltd.                                             19,626      97,508             0.0%
#   Bukwang Pharmaceutical Co., Ltd.                             64,053   1,407,608             0.0%
    Busan City Gas Co., Ltd.                                        449      14,593             0.0%
    BYC Co., Ltd.                                                   226      78,944             0.0%
#   Byucksan Corp.                                              159,230   1,308,541             0.0%
#*  CammSys Corp.                                               227,242     413,223             0.0%
#*  Capro Corp.                                                 209,335     515,518             0.0%
#*  Celltrion Pharm, Inc.                                        68,218     831,478             0.0%
#*  Celltrion, Inc.                                             148,629   9,994,126             0.1%
#*  Chabiotech Co., Ltd.                                         78,076   1,050,848             0.0%
*   Chadiostech Co., Ltd.                                        29,432      77,419             0.0%
#*  Charm Engineering Co., Ltd.                                  77,090      18,131             0.0%
#*  Cheil Worldwide, Inc.                                       358,281   6,261,057             0.1%
#*  Chemtronics Co., Ltd.                                        70,258     423,100             0.0%
#*  Chin Hung International, Inc.                               113,574     222,726             0.0%
#*  China Great Star International, Ltd.                        481,525   1,030,966             0.0%
#*  China Ocean Resources Co., Ltd.                             508,933   1,994,660             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
SOUTH KOREA -- (Continued)
    Chinyang Holdings Corp.                                     3,684 $    13,205             0.0%
#*  Choa Pharmaceutical Co.                                    69,616     264,511             0.0%
#   Chokwang Paint, Ltd.                                       30,974     416,997             0.0%
#   Chong Kun Dang Pharmaceutical Corp.                        28,395   1,583,036             0.0%
#   Chongkundang Holdings Corp.                                14,747   1,027,876             0.0%
#   Choong Ang Vaccine Laboratory                              12,091     180,457             0.0%
    Chosun Refractories Co., Ltd.                               2,270     187,593             0.0%
#   CJ CGV Co., Ltd.                                           58,780   5,340,086             0.1%
#   CJ CheilJedang Corp.                                       39,928  12,228,197             0.1%
#   CJ Corp.                                                   68,500  14,382,507             0.1%
*   CJ E&M Corp.                                               84,429   6,170,176             0.1%
#   CJ Freshway Corp.                                           6,226     401,720             0.0%
    CJ Hellovision Co., Ltd.                                    7,627      72,789             0.0%
#*  CJ Korea Express Co., Ltd.                                 21,599   3,686,738             0.0%
    CJ O Shopping Co., Ltd.                                    18,875   2,911,946             0.0%
#*  CJ Seafood Corp.                                           80,851     258,476             0.0%
#   CKD Bio Corp.                                              24,780     427,581             0.0%
#*  Com2uSCorp                                                 46,212   4,647,846             0.1%
#   Cosmax BTI, Inc.                                           59,118   3,684,172             0.0%
*   CosmoAM&T Co., Ltd.                                        40,310     104,546             0.0%
#*  Cosmochemical Co., Ltd.                                    56,863     275,111             0.0%
    Coway Co., Ltd.                                           149,353  11,127,293             0.1%
    Credu Corp.                                                 7,828     404,270             0.0%
#   Crown Confectionery Co., Ltd.                               4,355   2,233,195             0.0%
#*  CTC BIO, Inc.                                              26,635     397,459             0.0%
#*  Cuchen Co., Ltd.                                            8,610     165,773             0.0%
#*  CUROCOM Co., Ltd.                                         171,694     275,476             0.0%
#   D.I Corp.                                                  90,026     701,834             0.0%
#   Dae Dong Industrial Co., Ltd.                              66,910     574,987             0.0%
    Dae Han Flour Mills Co., Ltd.                               6,035   1,027,777             0.0%
#   Dae Hwa Pharmaceutical Co., Ltd.                           37,069     938,260             0.0%
#   Dae Hyun Co., Ltd.                                        132,460     427,158             0.0%
#   Dae Won Kang Up Co., Ltd.                                 110,812     481,149             0.0%
#*  Dae Young Packaging Co., Ltd.                             543,341     538,822             0.0%
#*  Dae-Il Corp.                                               82,906     633,507             0.0%
#*  Daea TI Co., Ltd.                                         226,336     316,005             0.0%
#*  Daechang Co., Ltd.                                        301,520     250,010             0.0%
    Daeduck Electronics Co.                                   200,830   1,291,938             0.0%
#   Daeduck GDS Co., Ltd.                                     125,405   1,065,701             0.0%
#   Daegu Department Store                                     27,142     337,653             0.0%
#*  Daehan New Pharm Co., Ltd.                                 22,612     355,752             0.0%
#   Daehan Steel Co., Ltd.                                     78,732     665,037             0.0%
    Daekyo Co., Ltd.                                           76,070     609,920             0.0%
#*  Daekyung Machinery & Engineering Co., Ltd.                184,410     260,094             0.0%
#   Daelim Industrial Co., Ltd.                               137,711   8,990,572             0.1%
#   Daesang Corp.                                             119,806   3,255,054             0.0%
#   Daesang Holdings Co., Ltd.                                 84,367   1,576,304             0.0%
#   Daesung Holdings Co., Ltd.                                 22,393     233,440             0.0%
#   Daewon Pharmaceutical Co., Ltd.                            80,824   1,468,763             0.0%
#   Daewon San Up Co., Ltd.                                    34,902     203,257             0.0%
#*  Daewoo Engineering & Construction Co., Ltd.               450,241   2,558,395             0.0%
#   Daewoo International Corp.                                168,811   2,939,685             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   Daewoo Securities Co., Ltd.                                 694,519 $ 6,701,219             0.1%
#   Daewoo Shipbuilding & Marine Engineering Co., Ltd.          447,629   2,705,704             0.0%
    Daewoong Co., Ltd.                                            6,323     352,152             0.0%
#   Daewoong Pharmaceutical Co., Ltd.                            20,111   1,338,120             0.0%
*   Dahaam E-Tec Co., Ltd.                                        1,420       4,204             0.0%
    Daishin Securities Co., Ltd.                                269,785   2,470,503             0.0%
#*  Danal Co., Ltd.                                              53,742     458,126             0.0%
#   Daou Data Corp.                                              73,862   1,265,998             0.0%
#   Daou Technology, Inc.                                       177,104   3,838,178             0.0%
#*  Dasan Networks, Inc.                                         98,961     536,703             0.0%
#   Dawonsys Co., Ltd.                                           30,006     759,938             0.0%
*   Dawonsys Co., Ltd. Rights 12/08/15                            4,152      19,120             0.0%
#   Dayou Automotive Seat Technology Co., Ltd.                  266,378     600,715             0.0%
#   DCM Corp.                                                    16,370     160,606             0.0%
#*  Deutsch Motors, Inc.                                         31,888     105,882             0.0%
    DGB Financial Group, Inc.                                 1,047,651   9,717,930             0.1%
    Digital Chosun Co., Ltd.                                     26,319      97,896             0.0%
#   Digital Power Communications Co., Ltd.                       56,445     249,560             0.0%
    Display Tech Co., Ltd.                                        2,703      11,626             0.0%
    DK UIL Co., Ltd.                                              1,593      15,171             0.0%
#   Dong Ah Tire & Rubber Co., Ltd.                              27,091     593,526             0.0%
#   Dong-A Socio Holdings Co., Ltd.                              10,374   1,474,228             0.0%
#   Dong-Ah Geological Engineering Co., Ltd.                     30,030     209,293             0.0%
#   Dong-Il Corp.                                                 5,783     346,639             0.0%
#*  Dongaone Co., Ltd.                                          119,520     255,360             0.0%
#   Dongbang Transport Logistics Co., Ltd.                       78,710     210,302             0.0%
#*  Dongbu HiTek Co., Ltd.                                      159,392   1,693,589             0.0%
    Dongbu Insurance Co., Ltd.                                  237,197  14,224,422             0.1%
    Dongbu Securities Co., Ltd.                                 160,710     569,869             0.0%
#*  Dongbu Steel Co., Ltd.                                       56,476     275,579             0.0%
#   Dongil Industries Co., Ltd.                                   8,412     423,634             0.0%
#   Dongjin Semichem Co., Ltd.                                  137,301     621,687             0.0%
#*  Dongkook Industrial Co., Ltd.                               137,901     304,852             0.0%
#   DongKook Pharmaceutical Co., Ltd.                            16,907     729,286             0.0%
    Dongkuk Industries Co., Ltd.                                 33,334     106,427             0.0%
#*  Dongkuk Steel Mill Co., Ltd.                                403,948   2,414,639             0.0%
#   Dongkuk Structures & Construction Co., Ltd.                 176,728     572,547             0.0%
#   Dongsuh Cos Inc.                                             31,424     929,215             0.0%
#   Dongsung Chemical Co., Ltd.                                   7,530     162,044             0.0%
#   DONGSUNG Corp.                                              120,499     675,679             0.0%
#*  Dongsung Pharmaceutical Co., Ltd.                            71,092     311,855             0.0%
*   Dongwha Enterprise Co., Ltd.                                  3,949     155,736             0.0%
    Dongwha Pharm Co., Ltd.                                     127,406     771,107             0.0%
#   Dongwon F&B Co., Ltd.                                         7,006   2,309,844             0.0%
#   Dongwon Industries Co., Ltd.                                  5,655   1,584,159             0.0%
#   Dongwon Systems Corp.                                        12,699     881,497             0.0%
    Dongyang E&P, Inc.                                           41,607     467,729             0.0%
#   Doosan Corp.                                                 48,094   4,649,787             0.1%
#*  Doosan Engine Co., Ltd.                                     192,064     645,495             0.0%
#   Doosan Engineering & Construction Co., Ltd.                  14,950      87,469             0.0%
#   Doosan Heavy Industries & Construction Co., Ltd.            271,636   4,888,554             0.1%
#*  Doosan Infracore Co., Ltd.                                  591,275   3,230,733             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
SOUTH KOREA -- (Continued)
#*  Dragonfly GF Co., Ltd.                                     36,843 $   247,621             0.0%
    DRB Holding Co., Ltd.                                      57,591     738,198             0.0%
*   Duk San Neolux Co., Ltd.                                    3,115      62,470             0.0%
#*  Duksan Hi-Metal Co., Ltd.                                  83,161     617,168             0.0%
#   DuzonBIzon Co., Ltd.                                      116,224   2,185,494             0.0%
#   DY Corp.                                                  225,933   1,370,665             0.0%
#   e Tec E&C, Ltd.                                             2,791     382,663             0.0%
#   e-LITECOM Co., Ltd.                                        50,299     880,421             0.0%
    E-MART, Inc.                                               66,209  12,316,634             0.1%
#*  e-Starco Co., Ltd.                                        273,152     676,948             0.0%
#   E1 Corp.                                                   13,707     829,146             0.0%
#   Eagon Industries Co., Ltd.                                 32,830     486,954             0.0%
#   Easy Bio, Inc.                                            227,362   1,444,877             0.0%
#*  Ecopro Co., Ltd.                                           57,703     629,095             0.0%
#   EG Corp.                                                   22,251     239,866             0.0%
#*  Ehwa Technologies Information Co., Ltd.                   247,196     104,295             0.0%
#*  ELK Corp.                                                 112,051     343,929             0.0%
#*  EMKOREA Co., Ltd.                                          48,875     210,282             0.0%
#   ENF Technology Co., Ltd.                                   47,412     737,469             0.0%
#   Eo Technics Co., Ltd.                                      37,384   3,259,090             0.0%
#   Estechpharma Co., Ltd.                                     35,093     663,417             0.0%
#   Eugene Corp.                                              316,611   1,551,845             0.0%
#*  Eugene Investment & Securities Co., Ltd.                  525,975   1,285,262             0.0%
#   Eugene Technology Co., Ltd.                                86,605     878,115             0.0%
#*  Eusu Holdings Co., Ltd.                                    74,591     574,828             0.0%
#   EVERDIGM Corp.                                             18,099     170,397             0.0%
#   F&F Co., Ltd.                                               5,682      98,787             0.0%
#*  Farmsco                                                     9,317     125,899             0.0%
#   Fila Korea, Ltd.                                           39,090   3,423,925             0.0%
#*  Fine Technix Co., Ltd.                                     83,268     199,300             0.0%
#*  Finetex EnE, Inc.                                         100,221     439,808             0.0%
#   Firstec Co., Ltd.                                         151,053     774,158             0.0%
#*  Flexcom, Inc.                                              59,292     149,599             0.0%
#*  Foosung Co., Ltd.                                         207,546     757,622             0.0%
#   Fursys, Inc.                                               11,270     342,546             0.0%
#*  Gamevil, Inc.                                              12,824     941,321             0.0%
    Gaon Cable Co., Ltd.                                       15,900     291,889             0.0%
#*  GemVax & Kael Co., Ltd.                                     4,156     107,880             0.0%
#*  GeneOne Life Science, Inc.                                 14,088     169,010             0.0%
*   Genexine Co., Ltd.                                          2,719     202,797             0.0%
#*  Genic Co., Ltd.                                            18,663     636,849             0.0%
    GIIR, Inc.                                                 16,730     142,696             0.0%
    Global & Yuasa Battery Co., Ltd.                           33,255   1,190,986             0.0%
#   Global Display Co., Ltd.                                   51,902     185,645             0.0%
#*  GNCO Co., Ltd.                                            287,549     364,874             0.0%
*   Golfzon Co., Ltd.                                          13,289   1,161,341             0.0%
#   GOLFZONYUWONHOLDINGS Co., Ltd.                             82,472     583,206             0.0%
#   Grand Korea Leisure Co., Ltd.                             129,202   3,591,637             0.0%
#   Green Cross Corp.                                          18,105   2,869,729             0.0%
#   Green Cross Holdings Corp.                                109,088   3,911,703             0.0%
*   Green Non-Life Insurance Co., Ltd.                         14,915          --             0.0%
#*  GS Engineering & Construction Corp.                       350,353   7,121,557             0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   GS Global Corp.                                            74,418 $   404,321             0.0%
#   GS Holdings Corp.                                         256,119  11,250,019             0.1%
    GS Home Shopping, Inc.                                      9,149   1,364,916             0.0%
#   GS retail Co., Ltd.                                       105,542   5,319,643             0.1%
#   Gwangju Shinsegae Co., Ltd.                                 2,914     762,780             0.0%
#   Haesung Industrial Co., Ltd.                                2,262      42,728             0.0%
#*  Halla Corp.                                               123,625     417,628             0.0%
#   Halla Holdings Corp.                                       50,748   2,522,268             0.0%
#   Han Kuk Carbon Co., Ltd.                                  168,975     878,985             0.0%
    Hana Financial Group, Inc.                                998,526  24,283,127             0.2%
#   Hana Micron, Inc.                                          99,528     564,552             0.0%
#   Hana Tour Service, Inc.                                    41,138   4,532,251             0.0%
#*  Hanall Biopharma Co., Ltd.                                 15,223     152,596             0.0%
#   Hancom, Inc.                                               62,303   1,135,676             0.0%
    Handok, Inc.                                                7,765     169,112             0.0%
#   Handsome Co., Ltd.                                         70,853   2,410,180             0.0%
    Hanil Cement Co., Ltd.                                     20,990   2,159,339             0.0%
#*  Hanjin Heavy Industries & Construction Co., Ltd.          488,828   1,901,442             0.0%
#   Hanjin Heavy Industries & Construction Holdings Co., Ltd.  81,264     469,886             0.0%
#   Hanjin Kal Corp.                                          334,364   6,362,429             0.1%
#*  Hanjin P&C Co., Ltd.                                      106,545     216,276             0.0%
#*  Hanjin Shipping Co., Ltd.                                  49,762     218,521             0.0%
#   Hanjin Transportation Co., Ltd.                            57,741   2,243,453             0.0%
    Hankook Shell Oil Co., Ltd.                                 3,889   1,729,590             0.0%
    Hankook Tire Co., Ltd.                                    365,254  13,963,246             0.1%
    Hankuk Glass Industries, Inc.                               3,770      83,842             0.0%
#   Hankuk Paper Manufacturing Co., Ltd.                       15,900     489,151             0.0%
#*  Hanmi Pharm Co., Ltd.                                      24,516  11,056,823             0.1%
#*  Hanmi Science Co., Ltd.                                    76,958   8,806,760             0.1%
#   Hanmi Semiconductor Co., Ltd.                              50,504     477,253             0.0%
    Hanon Systems                                             125,612   4,939,485             0.1%
#   Hansae Co., Ltd.                                           81,159   3,988,078             0.0%
#   Hansae Yes24 Holdings Co., Ltd.                            74,041   1,381,905             0.0%
#*  Hanshin Construction                                        9,448     155,352             0.0%
#   Hansol Chemical Co., Ltd.                                  47,490   2,789,486             0.0%
#*  Hansol Holdings Co., Ltd.                                 225,849   1,417,575             0.0%
#*  Hansol HomeDeco Co., Ltd.                                 427,135     574,780             0.0%
    Hansol Logistics Co., Ltd.                                 60,597     222,417             0.0%
#*  Hansol Paper Co., Ltd.                                     95,384   1,718,769             0.0%
#*  Hansol Technics Co., Ltd.                                  85,041   1,865,465             0.0%
#   Hanssem Co., Ltd.                                          31,794   6,497,255             0.1%
#   Hanwha Chemical Corp.                                     513,568   9,950,910             0.1%
#   Hanwha Corp.                                              273,929   8,982,517             0.1%
#   Hanwha Galleria Timeworld Co., Ltd.                         8,569     787,824             0.0%
*   Hanwha General Insurance Co., Ltd.                        199,827   1,319,434             0.0%
    Hanwha Investment & Securities Co., Ltd.                  378,798   1,483,769             0.0%
#   Hanwha Life Insurance Co., Ltd.                           805,240   5,989,670             0.1%
#*  Hanwha Techwin Co., Ltd.                                  165,057   5,369,595             0.1%
    Hanyang Eng Co., Ltd.                                      59,789     491,332             0.0%
    Hanyang Securities Co., Ltd.                               18,020     134,228             0.0%
#*  Harim Co., Ltd.                                            86,386     321,140             0.0%
#*  Harim Holdings Co., Ltd.                                  223,722     930,483             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   Heung-A Shipping Co., Ltd.                                573,851 $   971,136             0.0%
*   Heungkuk Fire & Marine Insurance Co., Ltd.                 27,667      97,076             0.0%
#   High Tech Pharm Co., Ltd.                                  20,320     261,341             0.0%
#   Hite Jinro Co., Ltd.                                      174,665   3,502,446             0.0%
    Hitejinro Holdings Co., Ltd.                               52,217     623,152             0.0%
#   HMC Investment Securities Co., Ltd.                       107,674     968,193             0.0%
#   Hotel Shilla Co., Ltd.                                    104,917  10,085,377             0.1%
#*  HS Industries Co., Ltd.                                    13,443      72,566             0.0%
    HS R&A Co., Ltd.                                           21,455     770,310             0.0%
#   Huchems Fine Chemical Corp.                                90,139   1,480,658             0.0%
#   Humax Co., Ltd.                                           105,806   1,606,150             0.0%
#   Huons Co., Ltd.                                            28,769   2,337,520             0.0%
    Husteel Co., Ltd.                                          12,333     193,168             0.0%
#   Huvis Corp.                                                78,065     580,158             0.0%
#   Huvitz Co., Ltd.                                           25,337     357,267             0.0%
#   Hwa Shin Co., Ltd.                                        120,271     618,695             0.0%
    Hwacheon Machine Tool Co., Ltd.                             4,514     245,994             0.0%
    HwaSung Industrial Co., Ltd.                               25,464     382,199             0.0%
#   Hy-Lok Corp.                                               41,496   1,160,015             0.0%
    Hyosung Corp.                                             140,088  14,303,917             0.1%
#   Hyundai BNG Steel Co., Ltd.                                66,048     596,843             0.0%
#   Hyundai C&F, Inc.                                          22,896     728,021             0.0%
#   Hyundai Corp.                                              33,284     976,106             0.0%
    Hyundai Department Store Co., Ltd.                         64,089   7,035,113             0.1%
#   Hyundai Development Co-Engineering & Construction         253,538  10,182,490             0.1%
#*  Hyundai Elevator Co., Ltd.                                 65,978   3,026,872             0.0%
#   Hyundai Engineering & Construction Co., Ltd.              266,825   8,045,340             0.1%
#   Hyundai Engineering Plastics Co., Ltd.                    111,713     874,931             0.0%
#   Hyundai Glovis Co., Ltd.                                   42,897   7,372,418             0.1%
#   Hyundai Greenfood Co., Ltd.                               136,874   2,860,745             0.0%
#*  Hyundai Heavy Industries Co., Ltd.                        101,252   8,409,317             0.1%
    Hyundai Home Shopping Network Corp.                        24,208   2,584,627             0.0%
    Hyundai Hy Communications & Networks Co., Ltd.            188,302     540,417             0.0%
#   Hyundai Livart Furniture Co., Ltd.                         54,210   2,382,807             0.0%
#   Hyundai Marine & Fire Insurance Co., Ltd.                 314,544   9,366,359             0.1%
#*  Hyundai Merchant Marine Co., Ltd.                         152,070     792,494             0.0%
#*  Hyundai Mipo Dockyard Co., Ltd.                            25,099   1,572,397             0.0%
#   Hyundai Mobis Co., Ltd.                                   153,167  32,200,317             0.2%
#   Hyundai Motor Co.                                         364,834  49,834,350             0.4%
#*  Hyundai Rotem Co., Ltd.                                    17,505     249,090             0.0%
    Hyundai Securities Co., Ltd.                              754,606   4,550,933             0.0%
#   Hyundai Steel Co.                                         330,396  15,042,886             0.1%
#   Hyundai Wia Corp.                                          82,317   9,611,657             0.1%
#*  Hyunjin Materials Co., Ltd.                                97,480     132,273             0.0%
#   HyVision System, Inc.                                      53,429     456,568             0.0%
*   i-SENS, Inc.                                                  703      22,729             0.0%
#   ICD Co., Ltd.                                              66,259     357,670             0.0%
#   Il Dong Pharmaceutical Co., Ltd.                           47,700   1,078,022             0.0%
#   Iljin Display Co., Ltd.                                    39,098     234,495             0.0%
#   Iljin Electric Co., Ltd.                                  112,942     564,106             0.0%
#   Iljin Holdings Co., Ltd.                                  106,697   1,123,770             0.0%
#*  Iljin Materials Co., Ltd.                                  74,322     537,598             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   Ilshin Spinning Co., Ltd.                                   7,040 $   975,844             0.0%
#   Ilsung Pharmaceuticals Co., Ltd.                            3,008     275,597             0.0%
#*  IM Co., Ltd.                                               67,915     235,574             0.0%
#   iMarketKorea, Inc.                                         58,045   1,510,610             0.0%
#   iMBC Co., Ltd.                                             28,170     121,472             0.0%
#   InBody Co., Ltd.                                           33,151   1,420,604             0.0%
    Industrial Bank of Korea                                  742,530   9,089,156             0.1%
*   Infinitt Healthcare Co., Ltd.                               5,286      48,960             0.0%
#*  Infopia Co., Ltd.                                          36,965     345,203             0.0%
#*  Infraware, Inc.                                            74,425     322,271             0.0%
#*  InkTec Co., Ltd.                                           37,888     232,489             0.0%
#   Innochips Technology, Inc.                                 34,587     337,954             0.0%
#*  InnoWireless, Inc.                                         22,924     213,932             0.0%
#*  Innox Corp.                                                77,404     914,829             0.0%
#*  Insun ENT Co., Ltd.                                       171,874     818,736             0.0%
    Intelligent Digital Integrated Securities Co., Ltd.        24,187     419,908             0.0%
#*  Interflex Co., Ltd                                         66,746     734,160             0.0%
    Intergis Co., Ltd.                                         13,600      42,782             0.0%
#   Interojo Co., Ltd.                                         20,167     657,881             0.0%
    Interpark Holdings Corp.                                  179,737   1,836,339             0.0%
    INTOPS Co., Ltd.                                           39,428     585,860             0.0%
    Inzi Controls Co., Ltd.                                    44,490     199,412             0.0%
#   INZI Display Co., Ltd.                                    124,958     179,164             0.0%
#   Iones Co., Ltd.                                            10,817     206,672             0.0%
    IS Dongseo Co., Ltd.                                       49,570   1,853,060             0.0%
    ISC Co., Ltd.                                                 771      17,233             0.0%
#   ISU Chemical Co., Ltd.                                     67,318     606,057             0.0%
#   IsuPetasys Co., Ltd.                                      204,745     903,250             0.0%
#   Jahwa Electronics Co., Ltd.                                84,724     833,613             0.0%
#   JB Financial Group Co., Ltd.                              480,453   2,497,862             0.0%
*   Jcontentree Corp.                                         261,137   1,129,930             0.0%
#   Jeil Pharmaceutical Co.                                    27,657     590,126             0.0%
*   Jeil Savings Bank                                           3,200          --             0.0%
#*  Jeju Semiconductor Corp.                                   17,353      91,227             0.0%
#*  Jenax, Inc.                                                31,395     490,590             0.0%
    Jinro Distillers Co., Ltd.                                 10,312     336,294             0.0%
#   Jinsung T.E.C.                                             50,070     223,990             0.0%
    JLS Co., Ltd.                                               7,182      42,553             0.0%
#*  Joymax Co., Ltd.                                           15,453     273,998             0.0%
*   Jusung Engineering Co., Ltd.                              134,948     581,459             0.0%
#*  JVM Co., Ltd.                                              16,779     822,342             0.0%
#   JW Holdings Corp.                                         156,925   1,174,994             0.0%
#   JW Pharmaceutical Corp.                                    55,543   1,690,490             0.0%
*   JYP Entertainment Corp.                                     4,872      19,765             0.0%
#   Kakao Corp.                                                37,671   3,744,754             0.0%
    Kangwon Land, Inc.                                        182,706   6,772,644             0.1%
#   KB Capital Co., Ltd.                                       59,675   1,329,051             0.0%
    KB Financial Group, Inc.                                  527,260  16,704,313             0.1%
    KB Financial Group, Inc. ADR                              460,499  14,519,533             0.1%
#   KB Insurance Co., Ltd.                                    266,492   6,193,476             0.1%
#*  KC Cottrell Co., Ltd.                                      23,085     159,564             0.0%
#   KC Green Holdings Co., Ltd.                                73,974     626,257             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   KC Tech Co., Ltd.                                          92,523 $   777,733             0.0%
#   KCC Corp.                                                  19,339   6,899,652             0.1%
*   KCO Energy, Inc.                                               70          --             0.0%
#*  KCP Co., Ltd.                                              72,320   1,970,870             0.0%
#*  KEC Corp.                                                 359,677     358,603             0.0%
#   KEPCO Engineering & Construction Co., Inc.                 35,273   1,054,379             0.0%
    KEPCO Plant Service & Engineering Co., Ltd.                76,893   7,003,311             0.1%
#   Keyang Electric Machinery Co., Ltd.                       129,885     551,094             0.0%
#*  KEYEAST Co., Ltd.                                         204,210     730,567             0.0%
#   KG Chemical Corp.                                          50,978     717,035             0.0%
    KG Eco Technology Service Co., Ltd.                        10,238      35,316             0.0%
#   KGMobilians Co., Ltd.                                      43,631     580,296             0.0%
#   KH Vatec Co., Ltd.                                        103,475   1,818,701             0.0%
#   Kia Motors Corp.                                          661,264  32,277,678             0.2%
    KISCO Corp.                                                20,725     877,664             0.0%
    KISCO Holdings Co., Ltd.                                    2,565     133,755             0.0%
#   Kishin Corp.                                               42,990     284,034             0.0%
#   KISWIRE, Ltd.                                              42,562   1,538,189             0.0%
#   KIWOOM Securities Co., Ltd.                                49,357   2,527,351             0.0%
*   KMH Co., Ltd.                                              54,441     514,864             0.0%
#*  KMW Co., Ltd.                                              57,687     365,996             0.0%
#   Koentec Co., Ltd.                                         307,302     757,798             0.0%
#   Koh Young Technology, Inc.                                 57,905   1,685,140             0.0%
#   Kolao Holdings                                             70,184     833,230             0.0%
#   Kolon Corp.                                                48,109   2,690,296             0.0%
*   Kolon Global Corp.                                         31,812     472,651             0.0%
#   Kolon Industries, Inc.                                    116,412   6,324,492             0.1%
#   Kolon Life Science, Inc.                                   28,284   3,999,508             0.0%
#*  Komipharm International Co., Ltd.                          23,535     547,998             0.0%
#   KONA I Co., Ltd.                                           69,895   2,235,260             0.0%
#   Kook Soon Dang Brewery Co., Ltd.                           75,718     442,966             0.0%
#   Korea Aerospace Industries, Ltd.                          127,625  10,037,474             0.1%
    Korea Airport Service Co., Ltd.                             1,131      29,982             0.0%
    Korea Alcohol Industrial Co., Ltd.                          6,066      39,695             0.0%
#   Korea Cast Iron Pipe Industries Co., Ltd.                   7,454      84,290             0.0%
#   Korea Circuit Co., Ltd.                                    62,768     605,484             0.0%
#   Korea District Heating Corp.                               17,297     939,428             0.0%
    Korea Electric Power Corp.                                247,906  11,161,859             0.1%
    Korea Electric Power Corp. Sponsored ADR                  494,306  11,072,454             0.1%
#   Korea Electric Terminal Co., Ltd.                          31,550   2,726,829             0.0%
#   Korea Electronic Certification Authority, Inc.              7,540      57,101             0.0%
#   Korea Electronic Power Industrial Development Co., Ltd.    86,951     357,270             0.0%
#   Korea Export Packaging Industrial Co., Ltd.                11,810     216,993             0.0%
    Korea Flange Co., Ltd.                                     30,363     369,674             0.0%
    Korea Gas Corp.                                           115,557   4,302,647             0.0%
#*  Korea Information & Communications Co, Ltd.                77,904     944,974             0.0%
    Korea Investment Holdings Co., Ltd.                       197,759  10,529,020             0.1%
#   Korea Kolmar Co., Ltd.                                     37,476   2,939,127             0.0%
#   Korea Kolmar Holdings Co., Ltd.                            31,568   1,828,197             0.0%
#*  Korea Line Corp.                                           34,892     616,507             0.0%
#   Korea Petrochemical Ind Co., Ltd.                          21,459   3,318,573             0.0%
#   Korea United Pharm, Inc.                                   50,469     824,420             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
SOUTH KOREA -- (Continued)
    Korea Zinc Co., Ltd.                                         22,273 $ 9,255,972             0.1%
*   Korean Air Lines Co., Ltd.                                   34,159     922,772             0.0%
    Korean Reinsurance Co.                                      620,586   7,398,710             0.1%
#   Kortek Corp.                                                 59,684     702,492             0.0%
    KPX Chemical Co., Ltd.                                        7,243     361,207             0.0%
#*  KR Motors Co., Ltd.                                         360,460     332,210             0.0%
#*  KSCB Co., Ltd.                                                6,588      39,531             0.0%
*   KT Corp.                                                    152,625   3,953,851             0.0%
#*  KT Corp. Sponsored ADR                                      309,798   4,064,550             0.0%
*   KT Hitel Co., Ltd.                                           45,597     355,569             0.0%
    KT Skylife Co., Ltd.                                        122,364   2,002,715             0.0%
    KT&G Corp.                                                  218,578  21,839,640             0.2%
#*  KTB Investment & Securities Co., Ltd.                       334,909     742,385             0.0%
    Kukdo Chemical Co., Ltd.                                     24,169   1,297,402             0.0%
    Kukdong Oil & Chemicals Co., Ltd.                             2,389      64,911             0.0%
#*  Kumho Electric Co., Ltd.                                     20,072     308,075             0.0%
*   Kumho Industrial Co., Ltd.                                    1,414      21,609             0.0%
#   Kumho Petrochemical Co., Ltd.                                38,059   1,929,878             0.0%
#*  Kumho Tire Co., Inc.                                        510,785   3,085,569             0.0%
#   Kumkang Kind Co., Ltd.                                       11,954     651,914             0.0%
    Kunsul Chemical Industrial Co., Ltd.                         20,884     814,463             0.0%
    Kwang Dong Pharmaceutical Co., Ltd.                         181,652   1,849,763             0.0%
#*  Kwang Myung Electric Engineering Co., Ltd.                  213,320     465,625             0.0%
#*  Kwangju Bank                                                 95,372     679,825             0.0%
#*  Kyeryong Construction Industrial Co., Ltd.                   21,112     177,003             0.0%
#   Kyobo Securities Co., Ltd.                                  122,869   1,053,523             0.0%
#   Kyung Dong Navien Co., Ltd.                                  28,390     939,645             0.0%
#   Kyung-In Synthetic Corp.                                    102,540     357,033             0.0%
    Kyungbang, Ltd.                                               4,769     803,909             0.0%
#   Kyungchang Industrial Co., Ltd.                             101,711     613,057             0.0%
#   KyungDong City Gas Co., Ltd.                                 10,611     980,519             0.0%
#   Kyungdong Pharm Co., Ltd.                                    32,976     630,371             0.0%
    L&F Co., Ltd.                                                43,180     387,334             0.0%
#*  LB Semicon, Inc.                                            171,662     220,782             0.0%
#   LEENO Industrial, Inc.                                       49,719   1,904,006             0.0%
#   LF Corp.                                                    103,489   2,867,697             0.0%
    LG Chem, Ltd.                                               101,629  27,017,168             0.2%
#   LG Corp.                                                    331,622  19,188,247             0.1%
#   LG Display Co., Ltd.                                        904,081  17,174,922             0.1%
#   LG Display Co., Ltd. ADR                                    839,745   7,977,578             0.1%
#   LG Electronics, Inc.                                        609,868  26,182,890             0.2%
#   LG Hausys, Ltd.                                              38,908   5,778,677             0.1%
    LG Household & Health Care, Ltd.                             23,769  19,668,208             0.2%
#   LG Innotek Co., Ltd.                                         81,849   6,618,187             0.1%
#   LG International Corp.                                      209,308   6,392,361             0.1%
#*  LG Life Sciences, Ltd.                                       35,554   1,911,695             0.0%
    LG Uplus Corp.                                            1,225,034  11,740,984             0.1%
#*  LIG Invenia Co., Ltd.                                        14,255      37,599             0.0%
#   LMS Co., Ltd.                                                35,029     315,564             0.0%
#   Lock&Lock Co., Ltd.                                          85,736     917,944             0.0%
    Loen Entertainment, Inc.                                      1,134      77,634             0.0%
#   Lotte Chemical Corp.                                         48,582  10,199,721             0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   Lotte Chilsung Beverage Co., Ltd.                             3,656 $ 7,159,352             0.1%
    Lotte Confectionery Co., Ltd.                                 3,042   5,306,636             0.1%
#   Lotte Food Co., Ltd.                                          3,536   2,782,246             0.0%
    LOTTE Himart Co., Ltd.                                       42,730   2,179,374             0.0%
#*  Lotte Non-Life Insurance Co., Ltd.                          278,639     689,979             0.0%
#   Lotte Shopping Co., Ltd.                                     34,524   6,994,598             0.1%
#   LS Corp.                                                     90,304   3,049,643             0.0%
#   LS Industrial Systems Co., Ltd.                              73,444   3,192,632             0.0%
#   Lumens Co., Ltd.                                            354,373   1,269,850             0.0%
#   Macquarie Korea Infrastructure Fund                       1,363,265   9,564,535             0.1%
#*  Macrogen, Inc.                                               18,455     613,773             0.0%
#   Maeil Dairy Industry Co., Ltd.                               35,762   1,222,941             0.0%
#   Mando Corp.                                                  37,915   4,932,409             0.1%
    Mcnex Co., Ltd.                                               1,526      37,387             0.0%
#   MDS Technology Co., Ltd.                                      8,868     183,686             0.0%
#*  Medifron DBT Co., Ltd.                                       53,910     187,480             0.0%
#*  Medipost Co., Ltd.                                           11,985   1,018,130             0.0%
    Medy-Tox, Inc.                                               23,285   9,888,552             0.1%
#   MegaStudy Co., Ltd.                                          16,780     659,909             0.0%
#*  MegaStudyEdu Co., Ltd.                                        8,879     498,105             0.0%
#*  Melfas, Inc.                                                109,335     473,526             0.0%
#   Meritz Finance Group, Inc.                                  204,968   2,632,001             0.0%
#   Meritz Fire & Marine Insurance Co., Ltd.                    407,356   5,749,824             0.1%
#   Meritz Securities Co., Ltd.                               1,313,460   5,842,291             0.1%
    Mi Chang Oil Industrial Co., Ltd.                             2,230     150,384             0.0%
#   Mirae Asset Securities Co., Ltd.                            147,049   3,280,739             0.0%
#*  Mirae Corp.                                               1,324,718     722,871             0.0%
*   Miwon Chemicals Co., Ltd.                                     1,485      61,488             0.0%
*   Miwon Commercial Co., Ltd.                                      456      74,305             0.0%
*   Miwon Specialty Chemical Co., Ltd.                              988     277,357             0.0%
#   MK Electron Co., Ltd.                                        69,277     426,596             0.0%
#*  MNTech Co., Ltd.                                            104,511     583,624             0.0%
#   Modetour Network, Inc.                                       37,426   1,195,225             0.0%
#*  Monalisa Co., Ltd.                                           28,400     129,852             0.0%
    Moorim P&P Co., Ltd.                                        166,822     785,786             0.0%
#*  Moorim Paper Co., Ltd.                                      138,111     427,908             0.0%
#   Motonic Corp.                                                49,880     551,399             0.0%
#*  Muhak Co., Ltd.                                              25,590   1,077,050             0.0%
#   Namhae Chemical Corp.                                        90,781     798,398             0.0%
#*  Namsun Aluminum Co., Ltd.                                   195,881     204,698             0.0%
#   Namyang Dairy Products Co., Ltd.                              1,115     822,180             0.0%
    Nanos Co., Ltd.                                               1,495      10,096             0.0%
#*  Naturalendo Tech Co., Ltd.                                   44,220     892,055             0.0%
#   NAVER Corp.                                                  60,144  31,580,103             0.2%
    NCSoft Corp.                                                 48,455   8,034,930             0.1%
#*  Neowiz Games Corp.                                           71,829   1,142,529             0.0%
*   NEOWIZ HOLDINGS Corp.                                        29,940     473,618             0.0%
#*  NEPES Corp.                                                 140,292     819,149             0.0%
#   Nexen Corp.                                                  20,820   1,543,934             0.0%
#   Nexen Tire Corp.                                            226,107   2,616,697             0.0%
#*  Nexolon Co., Ltd.                                            31,972      31,450             0.0%
#*  Nexon GT Co., Ltd.                                           83,827   1,023,963             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   NH Investment & Securities Co., Ltd.                      710,278 $ 6,240,648             0.1%
#*  NHN Entertainment Corp.                                    29,120   1,414,640             0.0%
#   NICE Holdings Co., Ltd.                                    66,523   1,482,728             0.0%
#   NICE Information Service Co., Ltd.                        190,086   1,981,335             0.0%
#   NK Co., Ltd.                                              107,504     545,084             0.0%
#   Nong Shim Holdings Co., Ltd.                               10,799   1,418,010             0.0%
#   Nong Woo Bio Co., Ltd.                                     14,772     282,539             0.0%
#   NongShim Co., Ltd.                                          9,649   3,118,239             0.0%
#   Noroo Holdings Co., Ltd.                                    9,220     231,978             0.0%
#   NOROO Paint & Coatings Co., Ltd.                           57,865     551,524             0.0%
#   NPC                                                        83,760     535,085             0.0%
#   OCI Co., Ltd.                                              75,209   5,393,216             0.1%
#   OCI Materials Co., Ltd.                                    32,495   2,633,134             0.0%
    Opto Device Technology Co., Ltd.                            2,808      19,639             0.0%
#*  OPTRON-TEC, Inc.                                          110,759     522,354             0.0%
#*  Orientbio, Inc.                                           408,758     454,611             0.0%
#   Orion Corp.                                                10,453   8,788,339             0.1%
#*  OSANGJAIEL Co., Ltd.                                       35,202     352,660             0.0%
#*  Osstem Implant Co., Ltd.                                   45,559   2,660,351             0.0%
#*  Osung LST Co., Ltd.                                        19,853      10,611             0.0%
#   Ottogi Corp.                                                4,527   4,158,399             0.0%
*   Paik Kwang Industrial Co., Ltd.                           135,390     305,562             0.0%
*   Pan Ocean Co., Ltd.                                        23,092      81,245             0.0%
#   Pan-Pacific Co., Ltd.                                     124,265     463,008             0.0%
    Pang Rim Co., Ltd.                                          5,145     125,569             0.0%
#*  PaperCorea, Inc.                                          715,781     629,029             0.0%
#*  Paradise Co., Ltd.                                        102,191   1,927,250             0.0%
#   Partron Co., Ltd.                                         322,056   2,761,413             0.0%
*   Paru Co., Ltd.                                             35,068     135,738             0.0%
#*  Pharmicell Co., Ltd.                                      154,381     660,287             0.0%
    POSCO                                                      31,634   5,087,091             0.1%
    POSCO ADR                                                 507,145  20,301,014             0.2%
#   POSCO Chemtech Co., Ltd.                                   98,650   1,237,815             0.0%
*   POSCO Coated & Color Steel Co., Ltd.                        3,334      47,771             0.0%
#   Posco ICT Co., Ltd.                                       231,679   1,012,157             0.0%
#*  Posco M-Tech Co., Ltd.                                     96,658     201,938             0.0%
#*  Posco Plantec Co., Ltd.                                    39,661      67,754             0.0%
#*  Power Logics Co., Ltd.                                    152,357     512,385             0.0%
#   PSK, Inc.                                                  60,231     537,749             0.0%
#   Pulmuone Co., Ltd.                                          6,402   1,039,423             0.0%
#   Pyeong Hwa Automotive Co., Ltd.                            76,900     981,801             0.0%
#*  Redrover Co., Ltd.                                         52,765     379,570             0.0%
    Reyon Pharmaceutical Co., Ltd.                             10,903     344,108             0.0%
#   RFsemi Technologies, Inc.                                  20,093     129,394             0.0%
#   RFTech Co., Ltd.                                           51,342     360,080             0.0%
#   Romanson Co., Ltd.                                         27,489     272,133             0.0%
#*  S&C Engine Group, Ltd.                                    242,943     369,586             0.0%
#   S&T Corp.                                                   9,037     193,983             0.0%
#   S&T Dynamics Co., Ltd.                                    156,145   1,897,080             0.0%
    S&T Holdings Co., Ltd.                                     32,954     766,090             0.0%
    S&T Motiv Co., Ltd.                                        46,197   2,945,909             0.0%
#   S-1 Corp.                                                  45,985   3,992,648             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES    VALUE++    OF NET ASSETS**
                                                              ------- ------------ ---------------
SOUTH KOREA -- (Continued)
*   S-Connect Co., Ltd.                                        10,611 $     11,599             0.0%
#   S-Energy Co., Ltd.                                         46,917      310,979             0.0%
#*  S-MAC Co., Ltd.                                            97,200      314,035             0.0%
    S-Oil Corp.                                               109,567    6,552,870             0.1%
#   Saeron Automotive Corp.                                     3,180       24,421             0.0%
#*  Sajo Industries Co., Ltd.                                  14,513      869,414             0.0%
    Sam Young Electronics Co., Ltd.                            52,430      573,126             0.0%
#   Sam Yung Trading Co., Ltd.                                 50,944    1,027,782             0.0%
#   Samchully Co., Ltd.                                        14,078    1,263,769             0.0%
    Samchuly Bicycle Co., Ltd.                                    957       15,635             0.0%
#   Samho Development Co., Ltd.                                62,740      187,338             0.0%
*   Samho International Co., Ltd.                              10,561      162,816             0.0%
#   SAMHWA Paints Industrial Co., Ltd.                         42,710      500,138             0.0%
#   Samick Musical Instruments Co., Ltd.                      283,360    1,004,380             0.0%
#   Samick THK Co., Ltd.                                       54,384      407,112             0.0%
#   Samjin Pharmaceutical Co., Ltd.                            51,035    1,090,431             0.0%
#   Samkwang Glass                                             12,641    1,059,789             0.0%
#   Samlip General Foods Co., Ltd.                             12,050    2,970,593             0.0%
#*  Samsung C&T Corp.                                         167,554   22,612,429             0.2%
#   Samsung Card Co., Ltd.                                     43,208    1,460,073             0.0%
    Samsung Climate Control Co., Ltd.                           4,190       38,288             0.0%
#   Samsung Electro-Mechanics Co., Ltd.                       289,714   16,488,191             0.1%
    Samsung Electronics Co., Ltd.                             369,532  443,226,108             3.0%
#*  Samsung Engineering Co., Ltd.                              67,263    1,067,463             0.0%
    Samsung Fine Chemicals Co., Ltd.                          126,144    4,145,322             0.0%
#   Samsung Fire & Marine Insurance Co., Ltd.                 119,485   33,509,951             0.2%
#   Samsung Heavy Industries Co., Ltd.                        601,450    6,977,940             0.1%
#   Samsung Life Insurance Co., Ltd.                          142,020   13,559,812             0.1%
#   Samsung SDI Co., Ltd.                                     190,745   17,755,115             0.1%
#   Samsung Securities Co., Ltd.                              270,820   11,392,811             0.1%
#*  SAMT Co., Ltd.                                             98,047      184,437             0.0%
#   Samwha Capacitor Co., Ltd.                                 11,760       79,281             0.0%
#   Samyang Foods Co., Ltd.                                    20,187      405,164             0.0%
    Samyang Genex Co., Ltd.                                     1,871      372,942             0.0%
#   Samyang Holdings Corp.                                     22,808    3,193,668             0.0%
#   Samyang Tongsang Co., Ltd.                                  6,139      272,954             0.0%
#*  Samyoung Chemical Co., Ltd.                               158,910      249,126             0.0%
#*  Sangbo Corp.                                               84,102      360,335             0.0%
#*  Sansung Life & Science Co., Ltd.                           20,816      685,242             0.0%
#*  Sapphire Technology Co., Ltd.                              28,245      299,879             0.0%
#   Satrec Initiative Co., Ltd.                                 8,977      172,120             0.0%
#   SAVEZONE I&C CORP.                                         72,048      380,368             0.0%
*   SBI Investment Korea Co., Ltd.                             23,452       13,138             0.0%
    SBS Contents Hub Co., Ltd.                                 28,986      399,536             0.0%
#   SBS Media Holdings Co., Ltd.                              264,240      900,877             0.0%
#*  SBW                                                       436,944    1,245,186             0.0%
#   Seah Besteel Corp.                                         99,901    2,512,243             0.0%
    SeAH Holdings Corp.                                         3,991      612,022             0.0%
#   SeAH Steel Corp.                                           21,457    1,200,892             0.0%
#   Sebang Co., Ltd.                                           62,169      976,911             0.0%
#*  Seegene, Inc.                                              32,732    1,130,401             0.0%
#   Sejong Industrial Co., Ltd.                                72,784      703,081             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
SOUTH KOREA -- (Continued)
    Sekonix Co., Ltd.                                             1,416 $    22,986             0.0%
#   Sempio Foods Co.                                              9,379     330,851             0.0%
#*  Seobu T&D                                                    60,550   1,195,689             0.0%
#   Seohan Co., Ltd.                                            251,092     459,365             0.0%
#*  Seohee Construction Co., Ltd.                             1,041,586     993,736             0.0%
#*  Seoul Semiconductor Co., Ltd.                               185,172   3,072,668             0.0%
#   SEOWONINTECH Co., Ltd.                                       66,219     776,007             0.0%
#   Seoyon Co., Ltd.                                             91,541     982,207             0.0%
*   Seshin Co., Ltd.                                              2,000          --             0.0%
#*  Sewon Cellontech Co., Ltd.                                  136,564     486,544             0.0%
    Sewon Precision Industry Co., Ltd.                            3,885      82,883             0.0%
#   SEWOONMEDICAL Co., Ltd.                                      98,123     544,629             0.0%
#   SFA Engineering Corp.                                        36,376   1,393,528             0.0%
#*  SG Corp.                                                  1,045,946   1,169,561             0.0%
#   SH Energy & Chemical Co., Ltd.                              428,820     597,774             0.0%
#   Shin Poong Pharmaceutical Co., Ltd.                         166,622     606,605             0.0%
    Shinhan Financial Group Co., Ltd.                           579,504  22,116,910             0.2%
    Shinhan Financial Group Co., Ltd. ADR                       335,440  12,864,124             0.1%
#*  Shinil Industrial Co., Ltd.                                 214,068     257,695             0.0%
    Shinsegae Co., Ltd.                                          38,222   7,777,166             0.1%
*   Shinsegae Engineering & Construction Co., Ltd.                  371      16,095             0.0%
    Shinsegae Information & Communication Co., Ltd.               4,620     486,098             0.0%
#   Shinsegae International Co., Ltd.                            11,730   1,138,512             0.0%
#*  Shinsung Solar Energy Co., Ltd.                             294,793     375,527             0.0%
#*  Shinsung Tongsang Co., Ltd.                                 565,911     946,873             0.0%
*   Shinwha Intertek Corp.                                       40,590      85,379             0.0%
#*  Shinwon Corp.                                               185,661     307,366             0.0%
#   Shinyoung Securities Co., Ltd.                               11,600     561,711             0.0%
#*  SHOWBOX Corp.                                                23,664     146,416             0.0%
#*  Signetics Corp.                                             278,865     382,153             0.0%
#   SIGONG TECH Co., Ltd.                                        58,961     338,165             0.0%
    Silicon Works Co., Ltd.                                      54,865   1,631,513             0.0%
#   Silla Co., Ltd.                                              38,481     584,694             0.0%
*   SIMMTECH Co., Ltd.                                           69,732     487,491             0.0%
#*  SIMMTECH HOLDINGS Co., Ltd.                                  59,435     161,069             0.0%
#   SIMPAC, Inc.                                                 86,733     489,466             0.0%
#   Sindoh Co., Ltd.                                              8,629     461,119             0.0%
    SJM Co., Ltd.                                                42,434     246,601             0.0%
#   SK Chemicals Co., Ltd.                                       82,415   4,867,298             0.1%
#*  SK Communications Co., Ltd.                                  88,183     626,005             0.0%
#   SK Gas, Ltd.                                                 25,953   1,934,224             0.0%
    SK Holdings Co., Ltd.                                       137,929  32,240,985             0.2%
    SK Hynix, Inc.                                            1,464,740  39,199,701             0.3%
*   SK Innovation Co., Ltd.                                     204,089  21,161,673             0.2%
#   SK Networks Co., Ltd.                                       773,442   4,797,766             0.1%
#*  SK Securities Co., Ltd.                                   1,803,091   1,842,666             0.0%
    SK Telecom Co., Ltd.                                         23,139   4,899,995             0.1%
#   SKC Co., Ltd.                                               128,808   4,323,220             0.0%
#   SL Corp.                                                     96,445   1,434,282             0.0%
#*  SM Culture & Contents Co., Ltd.                              37,934      84,402             0.0%
#*  SM Entertainment Co.                                         81,560   3,267,394             0.0%
#*  Solborn, Inc.                                                69,633     410,867             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
SOUTH KOREA -- (Continued)
*   Solco Biomedical Co., Ltd.                                354,408 $  496,645             0.0%
#   Solid, Inc.                                                76,880    423,881             0.0%
#   Songwon Industrial Co., Ltd.                              111,429  1,071,077             0.0%
#*  Sonokong Co., Ltd.                                         33,218    207,797             0.0%
    Soosan Heavy Industries Co., Ltd.                          11,350     20,522             0.0%
#   Soulbrain Co., Ltd.                                        52,218  1,818,561             0.0%
*   Ssangyong Cement Industrial Co., Ltd.                     131,635  2,080,620             0.0%
#*  STS Semiconductor & Telecommunications                    261,729    625,112             0.0%
#*  STX Corp.                                                   8,168     28,228             0.0%
#*  STX Engine Co., Ltd.                                       14,176    117,004             0.0%
#   Suheung Co., Ltd.                                          28,557  1,244,258             0.0%
    Sun Kwang Co., Ltd.                                         8,392    175,028             0.0%
#   Sunchang Corp.                                             37,690    556,582             0.0%
#   Sung Kwang Bend Co., Ltd.                                 135,553  1,113,490             0.0%
#*  Sungchang Enterprise Holdings, Ltd.                        30,772    791,605             0.0%
*   Sungshin Cement Co., Ltd.                                 111,863  1,111,216             0.0%
#   Sungwoo Hitech Co., Ltd.                                  228,731  1,768,936             0.0%
#   Sunjin Co., Ltd.                                           25,013    611,961             0.0%
#*  Sunny Electronics Corp.                                    59,310    116,798             0.0%
#*  Suprema, Inc.                                              41,274    745,806             0.0%
#*  Synopex, Inc.                                             294,929    419,860             0.0%
#   Tae Kyung Industrial Co., Ltd.                             73,750    396,084             0.0%
    Taekwang Industrial Co., Ltd.                               2,206  2,147,140             0.0%
#*  Taewoong Co., Ltd.                                         64,419    844,052             0.0%
#*  Taeyoung Engineering & Construction Co., Ltd.             269,140  1,386,508             0.0%
#*  Taihan Electric Wire Co., Ltd.                             85,351    187,165             0.0%
*   Taihan Textile Co., Ltd.                                      279     16,686             0.0%
#   Tailim Packaging Industrial Co., Ltd.                     194,347    543,382             0.0%
    TCC Steel                                                  10,092     17,971             0.0%
#   TechWing, Inc.                                             31,728    274,929             0.0%
*   Tera Semicon Co., Ltd.                                      1,578     25,168             0.0%
#   TES Co., Ltd.                                              20,552    218,625             0.0%
#*  Theragen Etex Co., Ltd.                                    15,468    109,439             0.0%
*   Thinkware Systems Corp.                                     6,722    101,711             0.0%
#*  TK Chemical Corp.                                         307,226    705,468             0.0%
#*  TK Corp.                                                   67,673    669,064             0.0%
    Tokai Carbon Korea Co., Ltd.                                2,528     51,397             0.0%
    Tong Yang Moolsan Co., Ltd.                                20,210    176,431             0.0%
    Tongyang Life Insurance Co, Ltd.                          262,087  3,204,931             0.0%
#*  Top Engineering Co., Ltd.                                  38,860    170,907             0.0%
#   Toptec Co., Ltd.                                           34,472  1,012,369             0.0%
#   Tovis Co., Ltd.                                            75,091    659,304             0.0%
#*  Trais Co., Ltd.                                            52,841    158,160             0.0%
    TS Corp.                                                   27,900    550,319             0.0%
#*  UBCare Co., Ltd.                                           49,822    184,612             0.0%
#   Ubiquoss, Inc.                                             67,761    856,255             0.0%
#*  Ubivelox, Inc.                                             14,683    230,588             0.0%
#   Uju Electronics Co., Ltd.                                  41,344    516,629             0.0%
#   Unid Co., Ltd.                                             32,102  1,436,993             0.0%
#   Uniquest Corp.                                             45,800    165,676             0.0%
    Unison Co., Ltd.()                                         33,500     16,602             0.0%
#*  Unison Co., Ltd.(6195256)                                 106,124    202,155             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                SHARES      VALUE++     OF NET ASSETS**
                                                              ---------- -------------- ---------------
SOUTH KOREA -- (Continued)
#   Value Added Technologies Co., Ltd.                            43,648 $    1,485,713             0.0%
    Very Good Leisure Co., Ltd.                                    4,603         41,753             0.0%
#   Vieworks Co., Ltd.                                            33,872      1,136,952             0.0%
#   Visang Education, Inc.                                        29,286        225,806             0.0%
#*  Webzen, Inc.                                                  55,893      1,587,658             0.0%
#*  WeMade Entertainment Co., Ltd.                                15,666        627,172             0.0%
    Whanin Pharmaceutical Co., Ltd.                               42,680        771,872             0.0%
#   WillBes & Co. (The)                                          419,886        853,945             0.0%
    Winix, Inc.                                                    3,686         38,271             0.0%
#   WiSoL Co., Ltd.                                               95,915      1,357,036             0.0%
*   WIZIT Co., Ltd.                                               81,530        129,352             0.0%
#*  WONIK CUBE Corp.                                              46,904        100,733             0.0%
#*  Wonik IPS Co., Ltd.                                          253,415      2,088,558             0.0%
#*  Wonik Materials Co., Ltd.                                      5,283        269,358             0.0%
*   Wonik QnC Corp.                                                  694          9,662             0.0%
#*  Woojeon & Handan Co., Ltd.                                    90,395        107,518             0.0%
*   Woongjin Co., Ltd.                                            49,543        130,597             0.0%
#*  Woongjin Energy Co., Ltd.                                    261,630        354,578             0.0%
#*  Woongjin Thinkbig Co., Ltd.                                  113,582        813,574             0.0%
#   Wooree ETI Co., Ltd.                                         159,312        405,222             0.0%
#   Woori Bank                                                 1,108,281      9,613,845             0.1%
    Woori Bank Sponsored ADR                                       1,525         39,559             0.0%
#*  Woori Investment Bank Co., Ltd.                            2,206,024      1,179,156             0.0%
#   WooSung Feed Co., Ltd.                                        85,910        248,514             0.0%
#   Y G-1 Co., Ltd.                                               57,143        549,317             0.0%
    YeaRimDang Publishing Co., Ltd.                                4,059         18,323             0.0%
    YESCO Co., Ltd.                                               12,998        426,313             0.0%
#   YG Entertainment, Inc.                                        44,488      1,768,823             0.0%
    Yoosung Enterprise Co., Ltd.                                 155,924        571,150             0.0%
#   Youlchon Chemical Co., Ltd.                                   52,344        566,477             0.0%
#   Young Heung Iron & Steel Co., Ltd.                           189,290        333,176             0.0%
#   Young Poong Corp.                                              2,395      2,629,846             0.0%
    Young Poong Precision Corp.                                   88,170        718,778             0.0%
#   Youngone Corp.                                                81,769      3,427,247             0.0%
#   Youngone Holdings Co., Ltd.                                   26,568      1,674,180             0.0%
#*  Yuanta Securities Korea Co., Ltd.                            204,975        712,655             0.0%
    Yuhan Corp.                                                   23,465      5,811,713             0.1%
    YuHwa Securities Co., Ltd.                                     4,830         62,142             0.0%
#*  Yungjin Pharmaceutical Co., Ltd.                             265,384        528,851             0.0%
                                                                         --------------            ----
TOTAL SOUTH KOREA                                                         2,298,961,637            15.5%
                                                                         --------------            ----
TAIWAN -- (13.9%)
#   A-DATA Technology Co., Ltd.                                1,377,465      1,421,014             0.0%
*   Ability Enterprise Co., Ltd.                               3,113,893      1,722,385             0.0%
#   AcBel Polytech, Inc.                                       2,441,468      1,725,058             0.0%
    Accton Technology Corp.                                    3,759,369      2,353,439             0.0%
#*  Acer, Inc.                                                17,120,595      7,258,839             0.1%
    ACES Electronic Co., Ltd.                                    621,000        498,158             0.0%
    ACHEM TECHNOLOGY Corp.                                     1,675,264        691,082             0.0%
#*  Acme Electronics Corp.                                       270,481        132,377             0.0%
#   Acter Co., Ltd.                                              260,000        753,622             0.0%
*   Action Electronics Co., Ltd.                                 920,977        131,608             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                              ---------- ----------- ---------------
TAIWAN -- (Continued)
#   Actron Technology Corp.                                      491,200 $ 1,690,614             0.0%
    Addcn Technology Co., Ltd.                                     7,800      75,479             0.0%
#   Adlink Technology, Inc.                                      621,459   1,667,667             0.0%
#   Advanced Ceramic X Corp.                                     368,000   2,298,978             0.0%
*   Advanced Connectek, Inc.                                   1,426,000     342,497             0.0%
    Advanced International Multitech Co., Ltd.                   635,000     408,705             0.0%
    Advanced Power Electronics Corp.                              33,718      32,088             0.0%
#   Advanced Semiconductor Engineering, Inc.                  16,368,750  18,896,981             0.1%
    Advanced Semiconductor Engineering, Inc. ADR                 817,172   4,690,567             0.1%
#   Advanced Wireless Semiconductor Co.                        1,092,000   2,613,187             0.0%
#   Advancetek Enterprise Co., Ltd.                              872,896     497,547             0.0%
#   Advantech Co., Ltd.                                          770,087   5,515,121             0.1%
#*  AGV Products Corp.                                         3,608,407     757,858             0.0%
*   AimCore Technology Co., Ltd.                                 310,402     177,078             0.0%
#   Airtac International Group                                   543,714   2,819,617             0.0%
    Alcor Micro Corp.                                            463,000     307,507             0.0%
#   ALI Corp.                                                  2,333,000   1,194,438             0.0%
#   Allis Electric Co., Ltd.                                     329,000      84,146             0.0%
#   Alltek Technology Corp.                                      331,142     250,812             0.0%
    Alltop Technology Co., Ltd.                                  137,000      97,548             0.0%
    Alpha Networks, Inc.                                       2,510,100   1,448,153             0.0%
#   Altek Corp.                                                2,071,159   1,722,268             0.0%
#   Ambassador Hotel (The)                                     1,667,000   1,435,958             0.0%
    AMICCOM Electronics Corp.                                     40,000      52,764             0.0%
    AMPOC Far-East Co., Ltd.                                     622,567     396,046             0.0%
#   AmTRAN Technology Co., Ltd.                                5,263,944   2,663,765             0.0%
#   Anpec Electronics Corp.                                      634,448     402,376             0.0%
#   Apacer Technology, Inc.                                      852,918     492,293             0.0%
#   APCB, Inc.                                                   896,000     375,621             0.0%
#   Apex Biotechnology Corp.                                     674,625     876,313             0.0%
#   Apex International Co., Ltd.                                 614,808     794,931             0.0%
#   Apex Medical Corp.                                           365,463     477,527             0.0%
#   Apex Science & Engineering                                   980,870     286,085             0.0%
#   Arcadyan Technology Corp.                                  1,108,753   1,101,573             0.0%
    Ardentec Corp.                                             3,285,085   2,492,627             0.0%
#*  Arima Communications Corp.                                 1,524,153     422,494             0.0%
#   Asia Cement Corp.                                          7,455,655   7,743,551             0.1%
#*  Asia Optical Co., Inc.                                     1,955,000   1,862,471             0.0%
#   Asia Plastic Recycling Holding, Ltd.                       1,066,384     755,090             0.0%
#   Asia Polymer Corp.                                         2,231,460   1,292,520             0.0%
#   Asia Vital Components Co., Ltd.                            3,123,864   2,514,577             0.0%
#   ASMedia Technology, Inc.                                      49,000     253,378             0.0%
#   ASPEED Technology, Inc.                                       23,999     265,759             0.0%
#   ASROCK, Inc.                                                 208,000     304,734             0.0%
*   Astro Corp.                                                   40,000      25,822             0.0%
#   Asustek Computer, Inc.                                     2,694,861  24,117,367             0.2%
    Aten International Co., Ltd.                                 615,715   1,367,213             0.0%
#   AU Optronics Corp.                                        46,832,497  13,776,080             0.1%
    AU Optronics Corp. Sponsored ADR                           1,487,852   4,299,892             0.1%
#   Audix Corp.                                                  557,375     602,533             0.0%
#   Aurora Corp.                                                 418,226     659,368             0.0%
#   AV Tech Corp.                                                201,000     165,751             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                              ---------- ----------- ---------------
TAIWAN -- (Continued)
#   Avermedia Technologies                                     1,223,037 $   386,671             0.0%
#*  Avision, Inc.                                              1,034,263     233,267             0.0%
#   AVY Precision Technology, Inc.                               289,940     488,790             0.0%
#   Awea Mechantronic Co., Ltd.                                  205,774     184,241             0.0%
    Bank of Kaohsiung Co., Ltd.                                2,624,319     717,965             0.0%
    Basso Industry Corp.                                         621,427   1,133,226             0.0%
#   BenQ Materials Corp.                                       1,332,000     952,052             0.0%
#   BES Engineering Corp.                                     10,649,050   2,507,741             0.0%
#   Bionet Corp.                                                 260,000     272,304             0.0%
    Bionime Corp.                                                 28,000      45,805             0.0%
#*  Biostar Microtech International Corp.                      1,058,712     230,327             0.0%
#   Bioteque Corp.                                                93,680     346,996             0.0%
#   Bizlink Holding, Inc.                                        613,713   2,760,295             0.0%
#   Boardtek Electronics Corp.                                   951,000   1,176,469             0.0%
    Bright Led Electronics Corp.                                 912,180     289,595             0.0%
#   C Sun Manufacturing, Ltd.                                    919,740     426,374             0.0%
#*  Cameo Communications, Inc.                                 1,245,116     170,004             0.0%
    Capital Securities Corp.                                  14,020,210   4,163,070             0.1%
#   Career Technology MFG. Co., Ltd.                           2,517,000   2,051,792             0.0%
*   Carnival Industrial Corp.                                  1,889,000     341,266             0.0%
    Casetek Holdings, Ltd.                                       116,000     507,782             0.0%
#   Catcher Technology Co., Ltd.                               2,582,872  25,348,358             0.2%
    Cathay Chemical Works                                         35,000      16,790             0.0%
#   Cathay Financial Holding Co., Ltd.                        20,133,499  28,678,056             0.2%
    Cathay Real Estate Development Co., Ltd.                   5,229,000   2,256,950             0.0%
    Celxpert Energy Corp.                                        108,000      63,699             0.0%
#*  Center Laboratories, Inc.                                     42,697      93,598             0.0%
#   Central Reinsurance Co., Ltd.                                700,774     333,219             0.0%
#   Chailease Holding Co., Ltd.                                1,437,240   2,743,806             0.0%
#   ChainQui Construction Development Co., Ltd.                  425,464     294,127             0.0%
    Chaintech Technology Corp.                                   205,470      89,286             0.0%
#*  Champion Building Materials Co., Ltd.                      2,178,390     469,147             0.0%
    Champion Microelectronic Corp.                                10,850      12,967             0.0%
#   Chang Hwa Commercial Bank, Ltd.                           22,781,335  11,824,805             0.1%
#   Chang Wah Electromaterials, Inc.                             322,800     821,352             0.0%
#   Channel Well Technology Co., Ltd.                          1,095,000     595,481             0.0%
#   Charoen Pokphand Enterprise                                1,489,620   1,008,048             0.0%
#   Chaun-Choung Technology Corp.                                563,000   1,313,830             0.0%
#   CHC Resources Corp.                                          347,135     683,676             0.0%
#   Chen Full International Co., Ltd.                            759,000   1,207,731             0.0%
#   Chenbro Micom Co., Ltd.                                      497,000     571,692             0.0%
    Cheng Loong Corp.                                          6,092,160   2,155,597             0.0%
#   Cheng Shin Rubber Industry Co., Ltd.                       7,157,508  12,959,414             0.1%
    Cheng Uei Precision Industry Co., Ltd.                     3,537,630   5,168,087             0.1%
#*  Chenming Mold Industry Corp.                                 311,708     196,626             0.0%
#   Chia Chang Co., Ltd.                                         919,000     683,886             0.0%
#   Chia Hsin Cement Corp.                                     2,422,747     804,920             0.0%
#   Chicony Electronics Co., Ltd.                              2,508,252   5,969,837             0.1%
#   Chien Kuo Construction Co., Ltd.                           1,874,706     568,791             0.0%
*   Chien Shing Stainless Steel Co., Ltd.                        172,000      14,799             0.0%
#   Chilisin Electronics Corp.                                   940,481   1,343,197             0.0%
#   Chime Ball Technology Co., Ltd.                              174,000     327,805             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                              ---------- ----------- ---------------
TAIWAN -- (Continued)
#   Chimei Materials Technology Corp.                          1,780,200 $ 1,245,836             0.0%
    Chin-Poon Industrial Co., Ltd.                             2,239,617   3,010,742             0.0%
*   China Airlines, Ltd.                                      16,321,057   5,842,675             0.1%
    China Bills Finance Corp.                                    371,000     128,642             0.0%
    China Chemical & Pharmaceutical Co., Ltd.                  1,958,000   1,119,882             0.0%
    China Development Financial Holding Corp.                 53,124,157  14,273,748             0.1%
#   China Ecotek Corp.                                           167,000     313,203             0.0%
#*  China Electric Manufacturing Corp.                         1,668,220     422,843             0.0%
#   China General Plastics Corp.                               2,700,446   1,189,325             0.0%
#   China Glaze Co., Ltd.                                        751,162     242,624             0.0%
    China Life Insurance Co., Ltd.                            13,537,110  11,169,688             0.1%
#*  China Man-Made Fiber Corp.                                 7,151,662   2,064,147             0.0%
#   China Metal Products                                       1,904,405   1,704,296             0.0%
#   China Motor Corp.                                          3,476,716   2,457,620             0.0%
#*  China Petrochemical Development Corp.                     18,681,325   4,752,775             0.1%
#   China Steel Chemical Corp.                                   688,998   2,607,133             0.0%
#   China Steel Corp.                                         30,107,440  18,198,411             0.1%
#   China Steel Structure Co., Ltd.                              633,000     372,318             0.0%
#   China Synthetic Rubber Corp.                               3,472,541   2,561,655             0.0%
*   China United Trust & Investment Corp.                         50,053          --             0.0%
#*  China Wire & Cable Co., Ltd.                                 928,000     337,127             0.0%
    Chinatrust Financial Holding Co., Ltd.                    52,116,714  28,552,464             0.2%
#*  Chinese Gamer International Corp.                            150,000     193,276             0.0%
#   Chinese Maritime Transport, Ltd.                             729,460     510,280             0.0%
#   Chipbond Technology Corp.                                  3,448,000   4,907,027             0.1%
#   ChipMOS TECHNOLOGIES, Inc.                                   266,216     265,104             0.0%
#   Chlitina Holding, Ltd.                                       122,000     994,423             0.0%
#   Chong Hong Construction Co., Ltd.                          1,144,739   1,621,346             0.0%
#   Chroma ATE, Inc.                                           1,333,705   2,377,251             0.0%
#   Chun YU Works & Co., Ltd.                                  1,435,000     618,293             0.0%
#   Chun Yuan Steel                                            2,425,177     719,551             0.0%
    Chung Hsin Electric & Machinery Manufacturing Corp.        2,827,500   1,512,382             0.0%
*   Chung Hung Steel Corp.                                     5,817,926     877,060             0.0%
    Chung Hwa Pulp Corp.                                       3,100,308     949,480             0.0%
#   Chunghwa Chemical Synthesis & Biotech Co., Ltd.              272,000     277,302             0.0%
*   Chunghwa Picture Tubes, Ltd.                              15,894,759     420,805             0.0%
    Chunghwa Telecom Co., Ltd.                                 4,284,000  13,125,575             0.1%
    Chunghwa Telecom Co., Ltd. ADR                               410,179  12,567,884             0.1%
#   Chyang Sheng Dyeing & Finishing Co., Ltd.                    667,000     322,678             0.0%
#   Cleanaway Co., Ltd.                                          437,000   2,146,926             0.0%
    Clevo Co.                                                  2,499,482   2,693,738             0.0%
*   CMC Magnetics Corp.                                       15,572,032   1,868,137             0.0%
#*  CoAsia Microelectronics Corp.                                783,400     586,840             0.0%
    Coland Holdings, Ltd.                                         38,000      70,772             0.0%
    Collins Co., Ltd.                                            650,078     249,022             0.0%
    Compal Electronics, Inc.                                  25,050,560  15,579,702             0.1%
#   Compeq Manufacturing Co., Ltd.                             9,113,000   5,972,876             0.1%
*   Concord Securities Co., Ltd.                               2,948,000     594,151             0.0%
*   Continental Holdings Corp.                                 3,407,250   1,117,816             0.0%
    Coretronic Corp.                                           4,092,250   3,770,004             0.0%
    Cowealth Medical Holding Co., Ltd.                            16,319      35,967             0.0%
    Coxon Precise Industrial Co., Ltd.                         1,023,000   1,825,852             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                              ---------- ----------- ---------------
TAIWAN -- (Continued)
#   Creative Sensor, Inc.                                        389,000 $   275,482             0.0%
#   Crystalwise Technology, Inc.                                 910,585     358,045             0.0%
#   CSBC Corp. Taiwan                                          3,226,150   1,365,518             0.0%
#   CTCI Corp.                                                 2,414,896   3,143,802             0.0%
#   Cub Elecparts, Inc.                                          209,163   2,622,312             0.0%
#   CviLux Corp.                                                 568,672     502,535             0.0%
    Cyberlink Corp.                                              475,504   1,015,526             0.0%
#   CyberPower Systems, Inc.                                     235,000     731,023             0.0%
#   CyberTAN Technology, Inc.                                  1,591,873     832,063             0.0%
#*  D-Link Corp.                                               5,124,758   1,627,857             0.0%
#   DA CIN Construction Co., Ltd.                              1,034,809     468,641             0.0%
#   Da-Li Development Co., Ltd.                                  678,013     443,633             0.0%
    Dafeng TV, Ltd.                                              262,320     428,286             0.0%
#*  Danen Technology Corp.                                     3,036,000     746,818             0.0%
    Darfon Electronics Corp.                                   1,825,700     951,962             0.0%
    Darwin Precisions Corp.                                    3,269,304   1,287,987             0.0%
#   Davicom Semiconductor, Inc.                                  170,392     153,165             0.0%
#   De Licacy Industrial Co.                                     209,738     213,288             0.0%
#*  Delpha Construction Co., Ltd.                              1,371,754     728,574             0.0%
#   Delta Electronics, Inc.                                    3,806,163  19,352,760             0.2%
    Depo Auto Parts Ind Co., Ltd.                                691,634   2,317,602             0.0%
    DFI, Inc.                                                    400,571     494,630             0.0%
    Dimerco Express Corp.                                        522,000     285,680             0.0%
#   Dynacolor, Inc.                                              267,000     432,309             0.0%
#*  Dynamic Electronics Co., Ltd.                              1,760,583     511,250             0.0%
#   Dynapack International Technology Corp.                      797,000   1,303,837             0.0%
#*  E Ink Holdings, Inc.                                       6,860,000   3,350,546             0.0%
#   E-Lead Electronic Co., Ltd.                                  531,846     697,136             0.0%
#   E-Life Mall Corp.                                            335,000     604,550             0.0%
#*  E-Ton Solar Tech Co., Ltd.                                 2,392,168     885,816             0.0%
    E.Sun Financial Holding Co., Ltd.                         28,748,988  17,278,993             0.1%
*   Eastern Media International Corp.                          2,899,270     670,581             0.0%
#   Eclat Textile Co., Ltd.                                      709,534  10,435,780             0.1%
#   Edimax Technology Co., Ltd.                                1,262,423     428,790             0.0%
#   Edison Opto Corp.                                            893,000     529,638             0.0%
#   Edom Technology Co., Ltd.                                    723,671     473,470             0.0%
#   eGalax_eMPIA Technology, Inc.                                445,129     762,647             0.0%
#   Elan Microelectronics Corp.                                1,787,323   1,973,059             0.0%
#   Elite Advanced Laser Corp.                                   764,200   3,222,923             0.0%
    Elite Material Co., Ltd.                                   2,140,839   4,374,104             0.1%
#   Elite Semiconductor Memory Technology, Inc.                1,778,390   1,592,571             0.0%
#   Elitegroup Computer Systems Co., Ltd.                      2,813,028   1,949,831             0.0%
#   eMemory Technology, Inc.                                     344,000   3,534,395             0.0%
*   Emerging Display Technologies Corp.                           50,000      13,408             0.0%
#   ENG Electric Co., Ltd.                                       916,101     458,795             0.0%
#   EnTie Commercial Bank Co., Ltd.                            2,149,166   1,004,962             0.0%
#*  Entire Technology Co., Ltd.                                  117,000      66,846             0.0%
*   Episil Holdings, Inc.                                        939,500     269,695             0.0%
#   Epistar Corp.                                              5,536,261   4,986,167             0.1%
#   Eson Precision Ind. Co., Ltd.                                176,000     165,317             0.0%
#   Eternal Materials Co., Ltd.                                3,738,677   3,539,693             0.0%
#   Etron Technology, Inc.                                     2,366,000     971,991             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                              ---------- ----------- ---------------
TAIWAN -- (Continued)
*   Eva Airways Corp.                                         10,875,631 $ 6,382,989             0.1%
#   Everest Textile Co., Ltd.                                  1,940,064     976,736             0.0%
    Evergreen International Storage & Transport Corp.          3,877,000   1,607,481             0.0%
    Evergreen Marine Corp. Taiwan, Ltd.                        9,823,306   4,372,711             0.1%
#   Everlight Chemical Industrial Corp.                        2,326,006   1,492,027             0.0%
#   Everlight Electronics Co., Ltd.                            2,832,570   4,297,110             0.1%
#*  Everspring Industry Co., Ltd.                                440,000     310,628             0.0%
#   Excelsior Medical Co., Ltd.                                  622,581     939,196             0.0%
#   Far Eastern Department Stores, Ltd.                        7,022,000   4,248,683             0.1%
    Far Eastern International Bank                            14,078,520   4,373,879             0.1%
    Far Eastern New Century Corp.                             11,624,705  10,565,399             0.1%
    Far EasTone Telecommunications Co., Ltd.                   6,187,000  13,423,730             0.1%
    Faraday Technology Corp.                                   1,049,893   1,708,458             0.0%
#*  Farglory F T Z Investment Holding Co., Ltd.                  614,000     298,073             0.0%
#   Farglory Land Development Co., Ltd.                        3,345,105   3,850,378             0.0%
#   Federal Corp.                                              3,153,528   1,432,881             0.0%
#   Feedback Technology Corp.                                    288,000     525,395             0.0%
    Feng Hsin Steel Co., Ltd.                                  2,244,131   2,588,576             0.0%
#   Feng TAY Enterprise Co., Ltd.                              1,443,368   8,270,804             0.1%
    Fine Blanking & Tool Co., Ltd.                                35,000      49,485             0.0%
#   Firich Enterprises Co., Ltd.                                  41,250     128,541             0.0%
    First Copper Technology Co., Ltd.                          1,044,000     236,064             0.0%
#   First Financial Holding Co., Ltd.                         38,841,292  18,810,935             0.1%
    First Hotel                                                  963,438     580,808             0.0%
#   First Insurance Co, Ltd. (The)                             1,616,640     651,594             0.0%
#   First Steamship Co., Ltd.                                  2,416,838     865,010             0.0%
#   FLEXium Interconnect, Inc.                                 1,759,181   4,907,256             0.1%
#   Flytech Technology Co., Ltd.                                 611,070   1,947,782             0.0%
#   FocalTech Systems Co., Ltd.                                  856,000     702,551             0.0%
    Formosa Advanced Technologies Co., Ltd.                    1,230,000     771,631             0.0%
    Formosa Chemicals & Fibre Corp.                            7,413,198  16,947,671             0.1%
#   Formosa International Hotels Corp.                           231,975   1,600,767             0.0%
#   Formosa Laboratories, Inc.                                   207,178     377,680             0.0%
#   Formosa Oilseed Processing Co., Ltd.                         421,891     302,004             0.0%
#   Formosa Optical Technology Co., Ltd.                         199,000     467,632             0.0%
    Formosa Petrochemical Corp.                                1,606,000   3,903,240             0.0%
    Formosa Plastics Corp.                                     7,941,770  18,429,950             0.1%
    Formosa Taffeta Co., Ltd.                                  3,607,460   3,568,303             0.0%
#   Formosan Rubber Group, Inc.                                3,315,000   1,876,409             0.0%
    Formosan Union Chemical                                    1,444,401     683,978             0.0%
#   Fortune Electric Co., Ltd.                                   724,304     348,902             0.0%
#   Founding Construction & Development Co., Ltd.              1,277,031     670,131             0.0%
#   Foxconn Technology Co., Ltd.                               3,899,546  10,214,043             0.1%
    Foxlink Image Technology Co., Ltd.                           771,000     422,264             0.0%
#   Froch Enterprise Co., Ltd.                                 1,199,384     368,458             0.0%
    FSP Technology, Inc.                                       1,028,619     640,365             0.0%
    Fubon Financial Holding Co., Ltd.                         17,007,387  27,489,398             0.2%
#   Fulgent Sun International Holding Co., Ltd.                  233,000     386,406             0.0%
    Fullerton Technology Co., Ltd.                               621,670     463,067             0.0%
#   Fulltech Fiber Glass Corp.                                 2,647,540     846,187             0.0%
#   Fwusow Industry Co., Ltd.                                    865,638     392,992             0.0%
#   G Shank Enterprise Co., Ltd.                                 884,510     608,177             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                SHARES    VALUE++   OF NET ASSETS**
                                                              ---------- ---------- ---------------
TAIWAN -- (Continued)
#*  G Tech Optoelectronics Corp.                               1,566,000 $  723,096             0.0%
#   Gallant Precision Machining Co., Ltd.                      1,251,000    501,975             0.0%
#   Gamania Digital Entertainment Co., Ltd.                      587,000    826,162             0.0%
    GEM Terminal Industrial Co., Ltd.                             29,938      8,636             0.0%
    Gemtek Technology Corp.                                    2,407,574  1,233,953             0.0%
#   General Plastic Industrial Co., Ltd.                         220,684    233,789             0.0%
#*  Genesis Photonics, Inc.                                    2,381,418    665,209             0.0%
#*  Genius Electronic Optical Co., Ltd.                          674,810  1,388,986             0.0%
#*  Genmont Biotech, Inc.                                        105,314     97,125             0.0%
#   GeoVision, Inc.                                              364,623    903,405             0.0%
    Getac Technology Corp.                                     3,511,281  2,394,040             0.0%
#   Giant Manufacturing Co., Ltd.                                918,363  6,919,540             0.1%
#*  Giantplus Technology Co., Ltd.                             1,465,000    630,890             0.0%
#   Giga Solution Tech Co., Ltd.                                 879,044    554,261             0.0%
#   Gigabyte Technology Co., Ltd.                              4,088,750  4,268,238             0.1%
#   Gigasolar Materials Corp.                                    132,820  2,567,644             0.0%
#*  Gigastorage Corp.                                          2,435,728  1,899,971             0.0%
#   Ginko International Co., Ltd.                                188,000  1,998,367             0.0%
#*  Gintech Energy Corp.                                       3,574,109  2,625,751             0.0%
#*  Global Brands Manufacture, Ltd.                            2,063,973    461,736             0.0%
    Global Lighting Technologies, Inc.                           600,000  1,207,274             0.0%
#   Global Mixed Mode Technology, Inc.                           491,000    903,597             0.0%
#   Global Unichip Corp.                                         482,000    973,137             0.0%
    Globalwafers Co., Ltd.                                       114,779    245,528             0.0%
#   Globe Union Industrial Corp.                               1,355,820    639,794             0.0%
    Gloria Material Technology Corp.                           3,798,851  2,014,384             0.0%
#   Glory Science Co., Ltd.                                      327,866    493,127             0.0%
#*  Gold Circuit Electronics, Ltd.                             3,764,747  1,309,832             0.0%
#   Goldsun Buillding Materials Co., Ltd.                      8,876,672  2,591,662             0.0%
#   Good Will Instrument Co., Ltd.                               213,660    107,863             0.0%
#   Gourmet Master Co., Ltd.                                     384,000  2,333,184             0.0%
    Grand Ocean Retail Group, Ltd.                                62,000     69,886             0.0%
    Grand Pacific Petrochemical                                6,856,000  3,357,263             0.0%
    Grand Plastic Technology Corp                                  9,000     47,189             0.0%
#   Grape King Bio, Ltd.                                         702,000  3,858,984             0.0%
    Great China Metal Industry                                   920,000    816,493             0.0%
#   Great Taipei Gas Co., Ltd.                                 1,435,000    976,570             0.0%
#   Great Wall Enterprise Co., Ltd.                            3,960,797  2,398,331             0.0%
    Greatek Electronics, Inc.                                    429,000    423,627             0.0%
#*  Green Energy Technology, Inc.                              2,412,640  1,212,326             0.0%
#   Green Seal Holding, Ltd.                                      84,000    316,576             0.0%
#*  GTM Holdings Corp.                                           929,000    346,713             0.0%
#   Gudeng Precision Industrial Co., Ltd.                        136,300    128,498             0.0%
#   Hakers Enterprise Co., Ltd.                                  105,000    256,497             0.0%
#   Hannstar Board Corp.                                       2,139,875    702,722             0.0%
#*  HannStar Display Corp.                                    22,040,323  2,884,824             0.0%
*   HannsTouch Solution, Inc.                                  4,077,391    632,990             0.0%
    Hanpin Electron Co., Ltd.                                     27,000     25,509             0.0%
    Harvatek Corp.                                             1,163,839    468,017             0.0%
#   Hey Song Corp.                                             1,740,500  1,708,705             0.0%
#   Hi-Clearance, Inc.                                           139,000    384,516             0.0%
#   Highwealth Construction Corp.                              4,377,130  6,449,165             0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                SHARES     VALUE++    OF NET ASSETS**
                                                              ---------- ------------ ---------------
TAIWAN -- (Continued)
#   Hiroca Holdings, Ltd.                                        433,221 $  1,696,508             0.0%
#   HiTi Digital, Inc.                                           900,975      415,592             0.0%
#   Hitron Technology, Inc.                                    1,896,300      798,004             0.0%
#   Hiwin Technologies Corp.                                     822,192    4,573,497             0.1%
    Hiyes International Co., Ltd.                                  2,260        2,576             0.0%
#*  Ho Tung Chemical Corp.                                     5,781,172    1,336,445             0.0%
#   Hocheng Corp.                                              1,933,300      493,760             0.0%
#   Hold-Key Electric Wire & Cable Co., Ltd.                     266,901       56,915             0.0%
#   Holiday Entertainment Co., Ltd.                              399,400      671,857             0.0%
#   Holtek Semiconductor, Inc.                                 1,295,000    1,942,192             0.0%
#   Holy Stone Enterprise Co., Ltd.                            1,426,822    1,447,169             0.0%
    Hon Hai Precision Industry Co., Ltd.                      50,079,095  133,113,168             0.9%
#   Hong Ho Precision Textile Co., Ltd.                          207,000      127,621             0.0%
    Hong TAI Electric Industrial                               1,327,000      337,126             0.0%
#   Hong YI Fiber Industry Co.                                    55,680       44,859             0.0%
    Horizon Securities Co., Ltd.                               3,249,000      645,154             0.0%
#   Hota Industrial Manufacturing Co., Ltd.                    1,178,449    3,906,829             0.0%
#   Hotai Motor Co., Ltd.                                        709,000    8,271,662             0.1%
    Howarm United Industries Co., Ltd.                           115,310       35,831             0.0%
#   Hsin Kuang Steel Co., Ltd.                                 1,535,783      653,852             0.0%
#   Hsin Yung Chien Co., Ltd.                                    240,100      605,169             0.0%
    Hsing TA Cement Co.                                          324,900      103,278             0.0%
#   HTC Corp.                                                  3,004,619    7,236,161             0.1%
#   Hu Lane Associate, Inc.                                      527,688    2,435,468             0.0%
#*  HUA ENG Wire & Cable                                       2,557,000      563,881             0.0%
    Hua Nan Financial Holdings Co., Ltd.                      25,242,389   12,130,516             0.1%
#   Huaku Development Co., Ltd.                                1,619,400    3,065,530             0.0%
#   Huang Hsiang Construction Corp.                              786,735      642,133             0.0%
    Hung Ching Development & Construction Co., Ltd.              811,000      429,072             0.0%
    Hung Poo Real Estate Development Corp.                     1,878,554    1,255,614             0.0%
#   Hung Sheng Construction, Ltd.                              3,653,900    1,764,556             0.0%
    Huxen Corp.                                                  239,072      337,628             0.0%
#   Hwa Fong Rubber Co., Ltd.                                  1,832,561      738,629             0.0%
*   Hwacom Systems, Inc.                                         221,000       72,450             0.0%
#   I-Chiun Precision Industry Co., Ltd.                       1,243,211      431,091             0.0%
#   I-Sheng Electric Wire & Cable Co., Ltd.                      647,000      629,194             0.0%
#   Ibase Technology, Inc.                                       728,643    1,106,403             0.0%
#   Ichia Technologies, Inc.                                   2,342,255    1,342,376             0.0%
#   Ideal Bike Corp.                                             309,553      169,330             0.0%
#   IEI Integration Corp.                                         45,950       57,831             0.0%
#   ILI Technology Corp.                                         535,081      810,627             0.0%
#   Infortrend Technology, Inc.                                1,504,866      646,493             0.0%
#   Innolux Corp.                                             57,424,151   19,264,447             0.2%
#*  Inotera Memories, Inc.                                    14,961,528   11,482,720             0.1%
#   Inpaq Technology Co., Ltd.                                   360,000      284,627             0.0%
    Insyde Software Corp.                                        118,000      114,181             0.0%
#   Intai Technology Corp.                                        47,000      168,072             0.0%
#   International Games System Co., Ltd.                          50,000      135,005             0.0%
    Inventec Corp.                                            11,670,276    6,688,613             0.1%
    Iron Force Industrial Co., Ltd.                               34,682      191,962             0.0%
#   ITE Technology, Inc.                                       1,005,646      857,654             0.0%
    ITEQ Corp.                                                 1,500,611    1,034,058             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
TAIWAN -- (Continued)
*   J Touch Corp.                                               909,000 $   233,733             0.0%
*   Janfusun Fancyworld Corp.                                   649,906      73,775             0.0%
#   Jentech Precision Industrial Co., Ltd.                      382,156     535,041             0.0%
#   Jess-Link Products Co., Ltd.                              1,080,600   1,139,894             0.0%
    Jih Sun Financial Holdings Co., Ltd.                      6,847,966   1,546,554             0.0%
#   Johnson Health Tech Co., Ltd.                               392,247     719,256             0.0%
#*  K Laser Technology, Inc.                                  1,007,459     449,289             0.0%
#   Kang Na Hsiung Enterprise Co., Ltd.                         719,150     286,191             0.0%
#*  Kao Hsing Chang Iron & Steel                                354,250      88,954             0.0%
#   Kaori Heat Treatment Co., Ltd.                              398,321     541,996             0.0%
#   Kaulin Manufacturing Co., Ltd.                              852,684     460,760             0.0%
#   KD Holding Corp.                                             97,000     484,961             0.0%
#   KEE TAI Properties Co., Ltd.                              2,837,101   1,492,353             0.0%
#   Kenda Rubber Industrial Co., Ltd.                         2,767,736   4,464,069             0.1%
#   Kenmec Mechanical Engineering Co., Ltd.                   1,369,000     530,231             0.0%
#   Kerry TJ Logistics Co., Ltd.                              1,285,000   1,535,825             0.0%
#   Kindom Construction Corp.                                 3,275,000   1,841,003             0.0%
    King Core Electronics, Inc.                                  78,613      43,111             0.0%
#   King Slide Works Co., Ltd.                                  237,450   3,113,536             0.0%
    King Yuan Electronics Co., Ltd.                           8,582,032   5,476,923             0.1%
    King's Town Bank Co., Ltd.                                5,352,653   4,259,478             0.1%
#   King's Town Construction Co., Ltd.                        1,025,690     585,186             0.0%
#   Kinik Co.                                                   730,000   1,281,723             0.0%
#*  Kinko Optical Co., Ltd.                                     982,772     519,519             0.0%
#*  Kinpo Electronics                                         9,509,892   3,087,417             0.0%
#   Kinsus Interconnect Technology Corp.                      1,627,476   3,335,615             0.0%
#   KMC Kuei Meng International, Inc.                           193,144     792,611             0.0%
#   KS Terminals, Inc.                                          754,290     916,795             0.0%
#   Kung Long Batteries Industrial Co., Ltd.                    465,000   1,718,997             0.0%
#*  Kung Sing Engineering Corp.                               2,028,000     715,802             0.0%
#   Kuo Toong International Co., Ltd.                         1,208,853   1,358,448             0.0%
#   Kuoyang Construction Co., Ltd.                            2,979,586   1,034,177             0.0%
    Kwong Fong Industries Corp.                               1,482,000     798,897             0.0%
    Kwong Lung Enterprise Co., Ltd.                              16,000      22,771             0.0%
*   KYE Systems Corp.                                         1,812,558     565,237             0.0%
    L&K Engineering Co., Ltd.                                   686,000     394,623             0.0%
    LAN FA Textile                                            1,436,412     546,693             0.0%
#   Lanner Electronics, Inc.                                    116,450     151,029             0.0%
#   Largan Precision Co., Ltd.                                  254,234  19,756,183             0.2%
    Laser Tek Taiwan Co., Ltd.                                   95,144      81,741             0.0%
#*  LCY Chemical Corp.                                        3,477,495   3,086,320             0.0%
    Leader Electronics, Inc.                                    872,886     257,529             0.0%
#   Leadtrend Technology Corp.                                  166,926     147,078             0.0%
#   Lealea Enterprise Co., Ltd.                               5,448,965   1,582,297             0.0%
    Ledlink Optics, Inc.                                         53,550      85,752             0.0%
#   Ledtech Electronics Corp.                                   573,095     205,053             0.0%
    LEE CHI Enterprises Co., Ltd.                             1,378,000     525,037             0.0%
    Lelon Electronics Corp.                                     578,765     419,360             0.0%
#   Leofoo Development Co., Ltd.                              1,943,614     641,608             0.0%
#*  LES Enphants Co., Ltd.                                    1,053,479     595,634             0.0%
#   Lextar Electronics Corp.                                  3,047,000   1,706,918             0.0%
#*  Li Peng Enterprise Co., Ltd.                              4,586,060   1,291,496             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                              ---------- ----------- ---------------
TAIWAN -- (Continued)
#   Lian HWA Food Corp.                                          508,802 $   432,755             0.0%
    Lien Hwa Industrial Corp.                                  3,970,521   2,442,006             0.0%
#   Lingsen Precision Industries, Ltd.                         2,630,490     795,659             0.0%
    Lite-On Semiconductor Corp.                                1,610,887   1,132,617             0.0%
    Lite-On Technology Corp.                                   9,854,330  10,215,108             0.1%
#   LIWANLI Innovation Co., Ltd.                                 342,000     193,597             0.0%
    Long Bon International Co., Ltd.                           2,319,875   1,473,755             0.0%
#   Long Chen Paper Co., Ltd.                                  3,848,320   1,396,134             0.0%
#   Longwell Co.                                                 985,000     731,019             0.0%
#   Lotes Co., Ltd.                                              523,920   1,723,985             0.0%
    Lucky Cement Corp.                                         1,549,000     488,192             0.0%
#   Lumax International Corp., Ltd.                              553,140     791,905             0.0%
#   Lung Yen Life Service Corp.                                  480,000     956,554             0.0%
#   LuxNet Corp.                                                 412,484   1,154,824             0.0%
    Macauto Industrial Co., Ltd.                                  51,000     280,543             0.0%
#   Macroblock, Inc.                                             210,000     271,656             0.0%
#*  Macronix International                                    27,683,994   4,053,819             0.0%
#*  MacroWell OMG Digital Entertainment Co., Ltd.                130,000     297,490             0.0%
#   Mag Layers Scientific-Technics Co., Ltd.                     298,233     291,800             0.0%
#   Makalot Industrial Co., Ltd.                               1,021,680   7,778,706             0.1%
    Marketech International Corp.                                922,000     640,294             0.0%
    Masterlink Securities Corp.                                7,983,776   2,293,095             0.0%
#   Mayer Steel Pipe Corp.                                       876,905     364,339             0.0%
#   Maywufa Co., Ltd.                                            178,462      76,225             0.0%
#   MediaTek, Inc.                                             2,372,823  18,504,093             0.1%
    Mega Financial Holding Co., Ltd.                          25,986,480  18,935,116             0.1%
#   Meiloon Industrial Co.                                       530,721     203,849             0.0%
    Mercuries & Associates Holding, Ltd.                       2,523,125   1,654,803             0.0%
#   Mercuries Life Insurance Co., Ltd.                         3,760,826   2,298,262             0.0%
#   Merida Industry Co., Ltd.                                    784,588   4,585,640             0.1%
#   Merry Electronics Co., Ltd.                                1,324,594   2,536,823             0.0%
    Micro-Star International Co., Ltd.                         5,397,465   5,479,759             0.1%
#*  Microbio Co., Ltd.                                         1,981,358   1,628,822             0.0%
#*  Microelectronics Technology, Inc.                          1,389,448     388,201             0.0%
#   Microlife Corp.                                              245,100     625,069             0.0%
    Mildef Crete, Inc.                                            38,000      45,903             0.0%
#   MIN AIK Technology Co., Ltd.                                 862,562   1,672,423             0.0%
#   Mirle Automation Corp.                                     1,055,169     929,541             0.0%
#   Mitac Holdings Corp.                                       2,995,568   2,336,466             0.0%
#   Mobiletron Electronics Co., Ltd.                             365,000     557,847             0.0%
*   Mosel Vitelic, Inc.                                        2,329,758     165,338             0.0%
#*  Motech Industries, Inc.                                    2,377,000   3,102,350             0.0%
#   MPI Corp.                                                    448,000     928,304             0.0%
#   Nak Sealing Technologies Corp.                               344,549     773,510             0.0%
#   Namchow Chemical Industrial Co., Ltd.                      1,140,000   2,471,267             0.0%
#*  Nan Kang Rubber Tire Co., Ltd.                             2,303,197   2,031,375             0.0%
#   Nan Liu Enterprise Co., Ltd.                                  41,000     229,618             0.0%
#   Nan Ren Lake Leisure Amusement Co., Ltd.                   1,231,000     349,875             0.0%
#   Nan Ya Plastics Corp.                                     10,690,584  21,213,689             0.2%
#   Nan Ya Printed Circuit Board Corp.                         1,968,211   1,988,078             0.0%
    Nantex Industry Co., Ltd.                                  1,470,203   1,239,323             0.0%
#   Nanya Technology Corp.                                       102,000     125,104             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                              ---------- ----------- ---------------
TAIWAN -- (Continued)
#   National Petroleum Co., Ltd.                                 653,000 $   726,429             0.0%
#   Neo Solar Power Corp.                                      6,384,646   4,331,936             0.1%
#   Netronix, Inc.                                               480,000   1,086,755             0.0%
    New Asia Construction & Development Corp.                    873,423     177,431             0.0%
#   New Era Electronics Co., Ltd.                                485,000     331,061             0.0%
#*  Newmax Technology Co., Ltd.                                  649,916     353,663             0.0%
#   Nexcom International Co., Ltd.                               493,267     466,237             0.0%
#   Nichidenbo Corp.                                             752,498     577,094             0.0%
#   Nien Hsing Textile Co., Ltd.                               1,787,093   1,158,106             0.0%
    Nishoku Technology, Inc.                                     121,000     156,443             0.0%
#   Novatek Microelectronics Corp.                             2,398,000   8,162,273             0.1%
#   Nuvoton Technology Corp.                                     392,000     337,864             0.0%
*   O-TA Precision Industry Co., Ltd.                            103,000      65,223             0.0%
#*  Ocean Plastics Co., Ltd.                                   1,000,000     882,630             0.0%
#   Oneness Biotech Co., Ltd.                                     96,706     111,171             0.0%
*   Optimax Technology Corp.                                     204,366      45,677             0.0%
    OptoTech Corp.                                             3,882,713   1,245,401             0.0%
    Orient Europharma Co., Ltd.                                   31,000      56,780             0.0%
#*  Orient Semiconductor Electronics, Ltd.                     3,834,000   1,387,745             0.0%
#   Oriental Union Chemical Corp.                              3,520,819   2,637,528             0.0%
*   P-Two Industries, Inc.                                        82,000      26,326             0.0%
    Pacific Construction Co.                                   1,133,276     571,283             0.0%
#   Pacific Hospital Supply Co., Ltd.                            374,000     778,523             0.0%
    Paiho Shih Holdings Corp.                                    249,000     270,130             0.0%
#   Pan Jit International, Inc.                                2,391,860     946,085             0.0%
    Pan-International Industrial Corp.                         2,958,854   1,219,970             0.0%
#   Parade Technologies, Ltd.                                    322,805   2,483,721             0.0%
#   Paragon Technologies Co., Ltd.                               515,626     575,202             0.0%
#   PChome Online, Inc.                                          452,609   5,072,313             0.1%
#   Pegatron Corp.                                             9,515,293  23,252,159             0.2%
#   Phihong Technology Co., Ltd.                               1,833,048     539,356             0.0%
    Phison Electronics Corp.                                     657,000   4,740,873             0.1%
#   Phoenix Tours International, Inc.                            266,700     328,103             0.0%
#*  Phytohealth Corp.                                            154,878     133,916             0.0%
#*  Pihsiang Machinery Manufacturing Co., Ltd.                   220,000     520,174             0.0%
#   Pixart Imaging, Inc.                                         769,000   1,718,302             0.0%
    Plotech Co., Ltd.                                            216,000      57,764             0.0%
#   Polytronics Technology Corp.                                 303,408     587,682             0.0%
#   Portwell, Inc.                                               653,000     839,003             0.0%
#   Posiflex Technology, Inc.                                    279,413   1,473,209             0.0%
    Pou Chen Corp.                                            10,066,005  14,197,362             0.1%
#   Power Mate Technology Co., Ltd.                              196,000     372,762             0.0%
#   Power Quotient International Co., Ltd.                     1,211,400     495,765             0.0%
#   Powertech Industrial Co., Ltd.                               410,000     210,272             0.0%
    Powertech Technology, Inc.                                 4,523,580   9,978,841             0.1%
    Poya International Co., Ltd.                                 300,976   3,418,908             0.0%
#   President Chain Store Corp.                                1,825,728  12,120,392             0.1%
    President Securities Corp.                                 5,209,213   2,319,485             0.0%
#*  Prime Electronics Satellitics, Inc.                          834,511     212,870             0.0%
    Prince Housing & Development Corp.                         7,345,140   2,278,882             0.0%
#*  Princeton Technology Corp.                                 1,205,000     277,901             0.0%
*   Prodisc Technology, Inc.                                     603,000          --             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                              ---------- ----------- ---------------
TAIWAN -- (Continued)
#   Promate Electronic Co., Ltd.                                 932,000 $   807,957             0.0%
#   Promise Technology, Inc.                                   1,161,538     647,353             0.0%
*   Protop Technology Co., Ltd.                                  148,000          --             0.0%
#   Qisda Corp.                                               12,751,525   4,318,878             0.1%
#   Qualipoly Chemical Corp.                                     634,000     652,654             0.0%
#   Quanta Computer, Inc.                                      6,350,436  10,814,377             0.1%
#   Quanta Storage, Inc.                                       1,294,000     808,984             0.0%
#*  Quintain Steel Co., Ltd.                                   2,100,059     365,848             0.0%
#   Radiant Opto-Electronics Corp.                             1,983,692   6,138,820             0.1%
#   Radium Life Tech Co., Ltd.                                 4,961,861   1,912,085             0.0%
#   Ralec Electronic Corp.                                       283,914     438,885             0.0%
#   Realtek Semiconductor Corp.                                2,124,861   4,437,434             0.1%
#   Rechi Precision Co., Ltd.                                  1,780,292   1,261,220             0.0%
#*  Rexon Industrial Corp., Ltd.                                  51,559      18,399             0.0%
#   Rich Development Co., Ltd.                                 4,427,769   1,422,800             0.0%
    Richtek Technology Corp.                                     346,660   2,019,552             0.0%
#*  Ritek Corp.                                               19,944,268   1,806,980             0.0%
#   Rotam Global Agrosciences, Ltd.                              517,217     519,820             0.0%
#   Roundtop Machinery Industries Co., Ltd.                       50,000      25,990             0.0%
#   Ruentex Development Co., Ltd.                              3,497,539   4,248,281             0.1%
#   Ruentex Engineering & Construction Co.                       279,000     332,521             0.0%
    Ruentex Industries, Ltd.                                   2,243,824   4,134,474             0.0%
#   Run Long Construction Co., Ltd.                              664,352     572,866             0.0%
#   Sampo Corp.                                                3,666,119   1,477,944             0.0%
#   San Fang Chemical Industry Co., Ltd.                       1,007,893   1,252,193             0.0%
#*  San Far Property, Ltd.                                       121,750      61,623             0.0%
#   San Shing Fastech Corp.                                      463,622     947,373             0.0%
#*  Sanyang Motor Co., Ltd.                                    3,272,802   2,180,572             0.0%
    Scan-D Corp.                                                  10,000      17,200             0.0%
#   SCI Pharmtech, Inc.                                          368,312     902,107             0.0%
#   Scientech Corp.                                              338,000     732,068             0.0%
#   ScinoPharm Taiwan, Ltd.                                      668,168     874,116             0.0%
#   SDI Corp.                                                    780,000     654,482             0.0%
#   Sea Sonic Electronics Co., Ltd.                              202,000     195,437             0.0%
    Senao International Co., Ltd.                                429,547     590,986             0.0%
#   Sercomm Corp.                                              1,609,000   3,734,242             0.0%
#   Sesoda Corp.                                               1,172,274   1,225,798             0.0%
    Shan-Loong Transportation Co., Ltd.                          150,247     105,875             0.0%
    Sheng Yu Steel Co., Ltd.                                     699,000     382,546             0.0%
#   ShenMao Technology, Inc.                                     588,450     431,295             0.0%
    Shih Her Technologies, Inc.                                  323,000     351,486             0.0%
    Shih Wei Navigation Co., Ltd.                              1,445,723     579,253             0.0%
#   Shihlin Electric & Engineering Corp.                       1,546,787   1,899,982             0.0%
#*  Shihlin Paper Corp.                                          420,000     394,411             0.0%
    Shin Hai Gas Corp.                                             7,964       9,909             0.0%
#   Shin Kong Financial Holding Co., Ltd.                     39,325,396   9,410,000             0.1%
    Shin Shin Natural Gas Co.                                      9,480       8,963             0.0%
#   Shin Zu Shing Co., Ltd.                                    1,155,245   3,727,559             0.0%
#   Shinih Enterprise Co., Ltd.                                  119,000     114,553             0.0%
#*  Shining Building Business Co., Ltd.                        2,443,456     876,050             0.0%
    Shinkong Insurance Co., Ltd.                               1,553,784   1,073,022             0.0%
    Shinkong Synthetic Fibers Corp.                           10,227,844   2,793,597             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                              ---------- ----------- ---------------
TAIWAN -- (Continued)
#   Shinkong Textile Co., Ltd.                                   867,169 $ 1,012,551             0.0%
#   Shiny Chemical Industrial Co., Ltd.                          324,717     424,728             0.0%
#*  Shuttle, Inc.                                              2,267,000     522,664             0.0%
    Sigurd Microelectronics Corp.                              2,515,877   1,692,402             0.0%
#*  Silicon Integrated Systems Corp.                           3,257,233     624,423             0.0%
    Siliconware Precision Industries Co., Ltd.                 3,412,101   4,508,202             0.1%
    Siliconware Precision Industries Co., Ltd. Sponsored ADR     147,242     985,049             0.0%
#   Silitech Technology Corp.                                    932,117     540,813             0.0%
#   Simplo Technology Co., Ltd.                                1,463,800   5,184,856             0.1%
#   Sinbon Electronics Co., Ltd.                               1,320,447   2,340,296             0.0%
    Sincere Navigation Corp.                                   2,277,370   1,265,062             0.0%
*   Singatron Enterprise Co., Ltd.                                84,000      20,847             0.0%
    Sinher Technology, Inc.                                       40,000      52,406             0.0%
    Sinkang Industries Co., Ltd.                                 177,866      49,266             0.0%
#   Sinmag Equipment Corp.                                       239,130     833,698             0.0%
#*  Sino-American Electronic Co., Ltd.                           133,500     325,214             0.0%
#   Sino-American Silicon Products, Inc.                       3,957,000   4,912,721             0.1%
#   Sinon Corp.                                                2,451,740   1,063,763             0.0%
#   SinoPac Financial Holdings Co., Ltd.                      36,159,357  11,933,785             0.1%
#   Sinphar Pharmaceutical Co., Ltd.                             755,526     684,125             0.0%
#   Sinyi Realty, Inc.                                         1,348,933   1,178,498             0.0%
#   Sirtec International Co., Ltd.                               853,000   1,052,082             0.0%
#   Sitronix Technology Corp.                                    886,774   2,483,334             0.0%
#   Siward Crystal Technology Co., Ltd.                        1,204,705     725,509             0.0%
#   Soft-World International Corp.                               580,000   1,147,550             0.0%
#   Solar Applied Materials Technology Co.                     2,371,084   1,516,717             0.0%
#   Solartech Energy Corp.                                     2,649,062   1,477,929             0.0%
    Solomon Technology Corp.                                     238,537     104,964             0.0%
#   Sonix Technology Co., Ltd.                                   825,000     940,909             0.0%
#   Southeast Cement Co., Ltd.                                 1,181,000     548,639             0.0%
    Spirox Corp.                                                 225,145     125,000             0.0%
#   Sporton International, Inc.                                  398,319   2,411,103             0.0%
#   St Shine Optical Co., Ltd.                                   309,000   4,662,930             0.1%
#   Standard Chemical & Pharmaceutical Co., Ltd.                 612,040     657,585             0.0%
#   Standard Foods Corp.                                       1,218,041   2,937,838             0.0%
    Stark Technology, Inc.                                       747,400     588,303             0.0%
#   Sunonwealth Electric Machine Industry Co., Ltd.            1,004,001     535,787             0.0%
#   Sunplus Technology Co., Ltd.                               2,039,153     808,833             0.0%
#   Sunrex Technology Corp.                                    2,057,351     922,862             0.0%
#   Sunspring Metal Corp.                                        697,000     999,700             0.0%
*   Super Dragon Technology Co., Ltd.                            138,330      56,166             0.0%
#   Supreme Electronics Co., Ltd.                              2,124,502     906,327             0.0%
#   Swancor Ind Co., Ltd.                                        359,061   2,477,535             0.0%
    Sweeten Construction Co., Ltd.                               859,827     415,787             0.0%
#   Syncmold Enterprise Corp.                                    794,000   1,243,578             0.0%
#   Synmosa Biopharma Corp.                                       77,226      83,553             0.0%
#   Synnex Technology International Corp.                      5,758,745   6,069,112             0.1%
#   Sysage Technology Co., Ltd.                                  462,985     407,737             0.0%
    Systex Corp.                                                  87,293     168,242             0.0%
#   T-Mac Techvest PCB Co., Ltd.                                 568,000     216,503             0.0%
#   TA Chen Stainless Pipe                                     4,719,598   2,285,637             0.0%
#*  Ta Chong Bank, Ltd.                                       14,136,712   5,993,621             0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                SHARES     VALUE++    OF NET ASSETS**
                                                              ---------- ------------ ---------------
TAIWAN -- (Continued)
#   Ta Chong Securities Co., Ltd.                              1,484,000 $    450,310             0.0%
*   Ta Ya Electric Wire & Cable                                3,031,520      451,262             0.0%
#   Ta Yih Industrial Co., Ltd.                                   87,000      227,113             0.0%
#   TA-I Technology Co., Ltd.                                  1,150,296      519,517             0.0%
    Tah Hsin Industrial Corp.                                    456,300      331,761             0.0%
    TAI Roun Products Co., Ltd.                                  263,000       80,989             0.0%
#   Tai Tung Communication Co., Ltd.                             389,353      271,035             0.0%
#   Taichung Commercial Bank Co., Ltd.                        14,382,660    4,383,348             0.1%
#   TaiDoc Technology Corp.                                      291,000      861,784             0.0%
#   Taiflex Scientific Co., Ltd.                               1,092,000    1,323,950             0.0%
#   Taimide Tech, Inc.                                           434,000      388,485             0.0%
#   Tainan Enterprises Co., Ltd.                                 818,289      660,701             0.0%
#   Tainan Spinning Co., Ltd.                                  7,244,791    3,439,152             0.0%
#   Tainergy Tech Co., Ltd.                                      450,000      250,150             0.0%
    Taishin Financial Holding Co., Ltd.                       40,459,248   15,844,429             0.1%
#*  Taisun Enterprise Co., Ltd.                                1,926,578      613,114             0.0%
#*  Taita Chemical Co., Ltd.                                   1,184,609      331,646             0.0%
#   Taiwan Acceptance Corp.                                      761,000    1,783,642             0.0%
*   Taiwan Business Bank                                      19,866,012    5,101,094             0.1%
#   Taiwan Cement Corp.                                       15,834,350   17,609,451             0.1%
#   Taiwan Chinsan Electronic Industrial Co., Ltd.               499,000      579,094             0.0%
#   Taiwan Cogeneration Corp.                                  2,235,657    1,571,598             0.0%
    Taiwan Cooperative Financial Holding Co., Ltd.            29,737,025   13,303,509             0.1%
#   Taiwan FamilyMart Co., Ltd.                                  165,000    1,075,103             0.0%
#   Taiwan Fertilizer Co., Ltd.                                3,535,000    4,509,530             0.1%
    Taiwan Fire & Marine Insurance Co., Ltd.                   1,122,880      763,633             0.0%
*   Taiwan Flourescent Lamp Co., Ltd.                            119,000           --             0.0%
#   Taiwan FU Hsing Industrial Co., Ltd.                         852,000    1,413,656             0.0%
#*  Taiwan Glass Industry Corp.                                4,313,895    1,705,755             0.0%
#   Taiwan Hon Chuan Enterprise Co., Ltd.                      1,972,545    3,127,703             0.0%
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd.             1,197,000      718,854             0.0%
*   Taiwan Kolin Co., Ltd.                                       508,000           --             0.0%
#   Taiwan Land Development Corp.                              6,282,942    2,074,342             0.0%
#   Taiwan Line Tek Electronic                                   525,066      257,571             0.0%
#   Taiwan Mask Corp.                                          1,011,050      243,849             0.0%
    Taiwan Mobile Co., Ltd.                                    3,848,900   12,116,588             0.1%
    Taiwan Navigation Co., Ltd.                                1,157,720      484,188             0.0%
#   Taiwan Paiho, Ltd.                                         1,762,152    4,211,570             0.1%
#   Taiwan PCB Techvest Co., Ltd.                              2,085,816    2,316,563             0.0%
#*  Taiwan Prosperity Chemical Corp.                           1,108,000      558,118             0.0%
*   Taiwan Pulp & Paper Corp.                                  2,272,260      751,400             0.0%
    Taiwan Sakura Corp.                                        1,458,304      807,458             0.0%
#   Taiwan Sanyo Electric Co., Ltd.                              424,650      349,119             0.0%
#   Taiwan Secom Co., Ltd.                                     1,019,405    3,062,387             0.0%
    Taiwan Semiconductor Co., Ltd.                             1,935,000    1,685,514             0.0%
    Taiwan Semiconductor Manufacturing Co., Ltd.              41,147,652  173,382,448             1.2%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
      ADR                                                      4,310,596   94,660,688             0.7%
    Taiwan Sogo Shin Kong SEC                                  1,185,561    1,430,427             0.0%
#*  Taiwan Styrene Monomer                                     4,133,404    1,797,531             0.0%
    Taiwan Surface Mounting Technology Corp.                   2,055,674    1,914,796             0.0%
#   Taiwan TEA Corp.                                           5,125,896    2,245,803             0.0%
#   Taiwan Union Technology Corp.                              1,977,000    1,686,294             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                              ---------- ----------- ---------------
TAIWAN -- (Continued)
#   Taiyen Biotech Co., Ltd.                                   1,100,910 $   822,353             0.0%
#*  Tatung Co., Ltd.                                          15,554,588   2,833,585             0.0%
#   Te Chang Construction Co., Ltd.                              486,003     367,950             0.0%
    Teco Electric and Machinery Co., Ltd.                      9,091,000   7,923,458             0.1%
*   Tekcore Co., Ltd.                                            226,000      32,185             0.0%
    Ten Ren Tea Co., Ltd.                                        180,170     213,482             0.0%
#   Test Research, Inc.                                        1,205,370   2,113,436             0.0%
#   Test-Rite International Co., Ltd.                          1,891,166   1,184,321             0.0%
#   Tex-Ray Industrial Co., Ltd.                                 960,000     388,775             0.0%
    Thinking Electronic Industrial Co., Ltd.                     528,058     719,136             0.0%
#   Thye Ming Industrial Co., Ltd.                               939,992     873,567             0.0%
#   Ton Yi Industrial Corp.                                    3,703,300   1,807,259             0.0%
#   Tong Hsing Electronic Industries, Ltd.                     1,027,534   2,598,370             0.0%
#   Tong Yang Industry Co., Ltd.                               3,172,341   3,467,391             0.0%
#   Tong-Tai Machine & Tool Co., Ltd.                          1,568,804   1,163,215             0.0%
    Topco Scientific Co., Ltd.                                   923,693   1,465,257             0.0%
#   Topco Technologies Corp.                                     196,000     381,588             0.0%
#   Topoint Technology Co., Ltd.                               1,203,771     978,831             0.0%
#   Toung Loong Textile Manufacturing                            547,000   1,653,721             0.0%
#   TPK Holding Co., Ltd.                                      1,119,000   2,775,379             0.0%
#   Trade-Van Information Services Co.                           334,000     264,089             0.0%
    Transasia Airways Corp.                                    1,635,155     387,242             0.0%
    Transcend Information, Inc.                                  664,870   1,851,442             0.0%
    Tripod Technology Corp.                                    2,492,660   3,836,664             0.0%
#   TrueLight Corp.                                              561,000   1,836,752             0.0%
    Tsann Kuen Enterprise Co., Ltd.                              616,441     415,006             0.0%
#   TSC Auto ID Technology Co., Ltd.                             141,700   1,100,118             0.0%
#   TSRC Corp.                                                 2,759,154   1,888,806             0.0%
#   Ttet Union Corp.                                             221,000     507,371             0.0%
#   TTFB Co., Ltd.                                                55,000     405,317             0.0%
#   TTY Biopharm Co., Ltd.                                       635,991   1,801,804             0.0%
#   Tung Ho Steel Enterprise Corp.                             5,691,645   3,089,989             0.0%
#   Tung Ho Textile Co., Ltd.                                    561,000     120,528             0.0%
#   Tung Thih Electronic Co., Ltd.                               429,848   3,532,798             0.0%
#   TURVO International Co., Ltd.                                421,464     870,666             0.0%
#   TXC Corp.                                                  2,118,762   2,469,286             0.0%
#   TYC Brother Industrial Co., Ltd.                           1,514,333   1,096,648             0.0%
#*  Tycoons Group Enterprise                                   2,870,121     359,872             0.0%
    Tyntek Corp.                                               2,001,413     945,671             0.0%
    U-Ming Marine Transport Corp.                              2,069,200   2,449,344             0.0%
#   Ubright Optronics Corp.                                      237,000     183,665             0.0%
    Uni-President Enterprises Corp.                           17,593,734  29,746,770             0.2%
#   Unimicron Technology Corp.                                 9,159,563   4,009,812             0.0%
#   Union Bank Of Taiwan                                       5,187,621   1,532,980             0.0%
#   Union Insurance Co., Ltd.                                    589,895     326,931             0.0%
#   Unitech Computer Co., Ltd.                                   778,365     382,914             0.0%
    Unitech Printed Circuit Board Corp.                        4,066,921   1,447,358             0.0%
    United Integrated Services Co., Ltd.                       1,425,800   1,675,222             0.0%
#   United Microelectronics Corp.                             73,098,441  26,660,185             0.2%
    United Orthopedic Corp.                                       93,159     236,308             0.0%
#   Unity Opto Technology Co., Ltd.                            2,047,276   1,438,978             0.0%
#   Universal Cement Corp.                                     2,632,668   1,857,718             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                SHARES    VALUE++   OF NET ASSETS**
                                                              ---------- ---------- ---------------
TAIWAN -- (Continued)
    Universal Microwave Technology, Inc.                          65,000 $  159,533             0.0%
#   Unizyx Holding Corp.                                       2,838,496  1,093,083             0.0%
    UPC Technology Corp.                                       4,932,471  1,504,976             0.0%
    Userjoy Technology Co., Ltd.                                  89,000     86,796             0.0%
    USI Corp.                                                  5,103,557  2,124,824             0.0%
#   Usun Technology Co., Ltd.                                    115,000    255,140             0.0%
#   Vanguard International Semiconductor Corp.                 4,331,000  5,566,089             0.1%
    Ve Wong Corp.                                                692,524    458,346             0.0%
#   Viking Tech Corp.                                            413,464    297,276             0.0%
#   Visual Photonics Epitaxy Co., Ltd.                         1,220,966  1,439,498             0.0%
#   Vivotek, Inc.                                                564,961  1,404,543             0.0%
#*  Wafer Works Corp.                                          3,249,372  1,106,246             0.0%
#   Wah Hong Industrial Corp.                                    364,280    231,384             0.0%
#   Wah Lee Industrial Corp.                                   1,078,000  1,508,018             0.0%
*   Walsin Lihwa Corp.                                        24,743,307  5,960,797             0.1%
    Walsin Technology Corp.                                    3,255,204  1,803,003             0.0%
#   Walton Advanced Engineering, Inc.                          2,037,662    600,063             0.0%
    Wan Hai Lines, Ltd.                                        3,814,026  2,519,648             0.0%
    WAN HWA Enterprise Co.                                       492,170    212,960             0.0%
    Waterland Financial Holdings Co., Ltd.                     6,292,208  1,551,225             0.0%
*   Ways Technical Corp., Ltd.                                   474,000    220,171             0.0%
#*  Wei Chuan Foods Corp.                                      2,320,000  1,383,386             0.0%
*   Wei Mon Industry Co., Ltd.                                 2,514,674     69,715             0.0%
#   Weikeng Industrial Co., Ltd.                               1,081,450    650,288             0.0%
#   Well Shin Technology Co., Ltd.                               525,443    768,523             0.0%
#*  Wha Yu Industrial Co., Ltd.                                   59,000     24,897             0.0%
    Win Semiconductors Corp.                                   3,924,741  5,325,198             0.1%
#*  Winbond Electronics Corp.                                 21,802,000  5,253,053             0.1%
    Winstek Semiconductor Co., Ltd.                               40,000     32,538             0.0%
    Wintek Corp.                                               6,349,135     67,103             0.0%
#   Wisdom Marine Lines Co., Ltd.                              1,820,415  2,063,496             0.0%
#   Wistron Corp.                                             13,396,569  6,738,587             0.1%
#   Wistron NeWeb Corp.                                        1,685,918  4,435,567             0.1%
    WPG Holdings, Ltd.                                         6,354,041  6,630,262             0.1%
#   WT Microelectronics Co., Ltd.                              2,705,113  3,027,835             0.0%
#   WUS Printed Circuit Co., Ltd.                              2,798,000  2,276,517             0.0%
#   X-Legend Entertainment Co., Ltd.                             133,011    343,162             0.0%
#   XAC Automation Corp.                                         324,000    811,893             0.0%
#   Xxentria Technology Materials Corp.                          617,736  1,803,445             0.0%
#   Yageo Corp.                                                3,113,270  4,903,585             0.1%
*   Yang Ming Marine Transport Corp.                          11,540,157  3,499,868             0.0%
#   YC Co., Ltd.                                               2,721,122  1,003,965             0.0%
#   YC INOX Co., Ltd.                                          2,276,691  1,372,932             0.0%
#   YCC Parts Manufacturing Co., Ltd.                             51,000     89,518             0.0%
    Yea Shin International Development Co., Ltd.               1,157,704    537,505             0.0%
#   Yeong Guan Energy Technology Group Co., Ltd.                 452,774  2,897,240             0.0%
#   YFY, Inc.                                                  8,681,997  2,988,616             0.0%
#   Yi Jinn Industrial Co., Ltd.                               2,142,440    901,471             0.0%
#   Yieh Phui Enterprise Co., Ltd.                             7,074,373  1,684,921             0.0%
#   Yonyu Plastics Co., Ltd                                      491,050    403,076             0.0%
#*  Young Fast Optoelectronics Co., Ltd.                         880,137    324,691             0.0%
#   Young Optics, Inc.                                           428,214    531,951             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                SHARES      VALUE++     OF NET ASSETS**
                                                              ---------- -------------- ---------------
TAIWAN -- (Continued)
#   Youngtek Electronics Corp.                                   801,569 $    1,171,894             0.0%
    Yuanta Financial Holding Co., Ltd.                        38,359,673     15,072,222             0.1%
    Yufo Electronics Co., Ltd.                                   108,000         60,881             0.0%
#   Yulon Motor Co., Ltd.                                      4,922,715      5,210,946             0.1%
#   Yung Chi Paint & Varnish Manufacturing Co., Ltd.             356,350        731,726             0.0%
#   Yungshin Construction & Development Co., Ltd.                409,200        375,528             0.0%
    YungShin Global Holding Corp.                                806,400      1,176,389             0.0%
#   Yungtay Engineering Co., Ltd.                              2,365,000      3,809,217             0.0%
#   Zeng Hsing Industrial Co., Ltd.                              363,974      1,527,849             0.0%
#   Zenitron Corp.                                             1,290,000        631,074             0.0%
#   Zhen Ding Technology Holding, Ltd.                         1,870,150      5,315,107             0.1%
    Zig Sheng Industrial Co., Ltd.                             3,805,638      1,105,592             0.0%
#   Zinwell Corp.                                              1,801,979      2,210,385             0.0%
#   Zippy Technology Corp.                                       676,028        793,926             0.0%
#   ZongTai Real Estate Development Co., Ltd.                    857,067        355,276             0.0%
                                                                         --------------            ----
TOTAL TAIWAN                                                              2,209,280,763            14.9%
                                                                         --------------            ----
THAILAND -- (3.0%)
    AAPICO Hitech PCL                                            751,080        268,186             0.0%
    Advanced Info Service PCL                                  3,094,009     20,268,619             0.2%
    Advanced Information Technology PCL                           87,300         63,203             0.0%
    AEON Thana Sinsap Thailand PCL                                 4,600         12,739             0.0%
    Airports of Thailand PCL                                   1,563,100     13,096,332             0.1%
*   AJ Plast PCL                                               1,550,300        292,037             0.0%
    Amarin Printing & Publishing PCL                              46,970         13,866             0.0%
    Amata Corp. PCL                                            4,446,500      1,712,717             0.0%
    Ananda Development PCL                                     8,212,800        960,575             0.0%
    AP Thailand PCL                                           17,967,736      3,031,037             0.0%
    Asia Aviation PCL                                          6,535,400        848,908             0.0%
    Asia Green Energy PCL                                      2,720,373        127,730             0.0%
    Asia Plus Group Holdings PCL(BZ22310)                      8,815,600        917,065             0.0%
    Asia Plus Group Holdings PCL(B081Z10)                      1,260,100        131,085             0.0%
    Asia Sermkij Leasing PCL                                     148,800         76,978             0.0%
    Asian Insulators PCL                                       9,576,560        306,945             0.0%
    Asian Phytoceuticals PCL                                     158,900          7,550             0.0%
    Bangchak Petroleum PCL (The)                               5,676,100      5,745,121             0.1%
    Bangkok Aviation Fuel Services PCL                         1,568,242      1,168,438             0.0%
    Bangkok Bank PCL(6077019)                                  1,185,500      5,582,941             0.1%
    Bangkok Bank PCL(6368360)                                  1,028,300      4,842,630             0.0%
    Bangkok Chain Hospital PCL                                 7,411,350      1,385,689             0.0%
    Bangkok Dusit Medical Services PCL                        16,773,700      8,960,436             0.1%
    Bangkok Expressway PCL                                     2,862,500      2,897,308             0.0%
    Bangkok Insurance PCL                                         16,040        160,547             0.0%
    Bangkok Land PCL(6712893)                                  2,802,700        123,715             0.0%
    Bangkok Land PCL(6712912)                                 78,674,200      3,472,791             0.0%
    Bangkok Life Assurance PCL                                 2,294,640      3,322,526             0.0%
*   Bangkok Metro PCL                                            927,300         47,450             0.0%
    Banpu PCL                                                  6,262,540      3,820,823             0.0%
    Beauty Community PCL                                       5,586,700        753,951             0.0%
    BEC World PCL                                              3,845,300      3,405,551             0.0%
    Berli Jucker PCL                                           3,038,500      3,203,592             0.0%
    Big C Supercenter PCL(6368434)                               995,900      5,600,056             0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                              ---------- ----------- ---------------
THAILAND -- (Continued)
    Big C Supercenter PCL(6763932)                               302,400 $ 1,700,429             0.0%
    Bumrungrad Hospital PCL                                    1,248,600   7,582,698             0.1%
    Cal-Comp Electronics Thailand PCL                         14,331,328   1,281,328             0.0%
    Central Pattana PCL                                        5,358,400   6,930,102             0.1%
    Central Plaza Hotel PCL                                    3,512,300   3,752,510             0.0%
    CH Karnchang PCL                                           2,588,967   2,056,324             0.0%
    Charoen Pokphand Foods PCL                                14,183,600   8,254,741             0.1%
    Charoong Thai Wire & Cable PCL                             1,034,400     276,286             0.0%
*   Christiani & Nielsen Thai                                  2,094,400     224,941             0.0%
    Chularat Hospital PCL                                     11,243,900     752,386             0.0%
    CK Power PCL                                              14,581,010   1,024,883             0.0%
    COL PCL                                                       23,200      25,113             0.0%
*   Country Group Development PCL                              2,672,300      93,165             0.0%
*   Country Group Holdings PCL                                 4,415,811     157,674             0.0%
    CP ALL PCL                                                 9,774,500  13,740,775             0.1%
    CS Loxinfo PCL                                             1,599,300     281,032             0.0%
    Delta Electronics Thailand PCL                             2,129,000   5,058,002             0.1%
    Demco PCL                                                  1,130,600     403,701             0.0%
    Dhipaya Insurance PCL                                        467,400     502,651             0.0%
    Diamond Building Products PCL                              3,315,400     417,600             0.0%
    DSG International Thailand PCL                             2,609,160     352,118             0.0%
    Dynasty Ceramic PCL                                       16,066,460   1,833,973             0.0%
    E for L Aim PCL                                            2,143,800      63,288             0.0%
    Eastern Water Resources Development and Management PCL     3,235,100   1,027,810             0.0%
    Electricity Generating PCL(6368553)                          161,000     703,887             0.0%
    Electricity Generating PCL(6304643)                          739,700   3,233,945             0.0%
    Energy Absolute PCL                                        2,259,200   1,473,633             0.0%
    Erawan Group PCL (The)                                     6,904,100     772,568             0.0%
*   Esso Thailand PCL                                         10,610,700   1,670,624             0.0%
*   Everland PCL                                               1,908,100      54,184             0.0%
*   G J Steel PCL                                             10,150,705      62,786             0.0%
*   G Steel PCL                                                4,546,840      38,351             0.0%
    GFPT PCL                                                   4,445,722   1,312,436             0.0%
    Glow Energy PCL                                            2,066,500   4,982,143             0.1%
*   GMM Grammy PCL                                               258,000      83,419             0.0%
    Golden Land Property Development PCL(6368586)                816,400     160,675             0.0%
    Golden Land Property Development PCL(BYNQKS0)              3,617,200     711,897             0.0%
    Grand Canal Land PCL                                       4,831,500     410,238             0.0%
    Grande Asset Hotels & Property PCL                        10,825,815     304,374             0.0%
    Hana Microelectronics PCL                                  2,430,457   2,357,511             0.0%
    Home Product Center PCL                                   21,117,715   4,156,154             0.0%
    ICC International PCL                                         51,000      55,384             0.0%
    Indorama Ventures PCL                                      9,022,400   5,859,772             0.1%
    Intouch Holdings PCL                                       1,691,700   3,567,231             0.0%
    IRPC PCL                                                  45,667,290   5,238,562             0.1%
*   Italian-Thai Development PCL                               6,465,119   1,499,606             0.0%
*   ITV PCL                                                      183,700          --             0.0%
    JAS Asset PCL                                                194,506      47,851             0.0%
    Jasmine International PCL                                 22,793,100   4,229,548             0.0%
    Jay Mart PCL                                               2,118,175     521,095             0.0%
    Jubilee Enterprise PCL                                       102,600      58,847             0.0%
    Kang Yong Electric PCL                                         3,700      30,688             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                              ---------- ----------- ---------------
THAILAND -- (Continued)
    Karmarts PCL                                                 198,900 $    43,899             0.0%
    Kasikornbank PCL(6364766)                                  3,644,100  17,673,642             0.1%
    Kasikornbank PCL(6888794)                                  1,466,600   7,112,912             0.1%
    KCE Electronics PCL                                        1,775,082   3,081,783             0.0%
    KGI Securities Thailand PCL                                8,911,400     846,855             0.0%
    Khon Kaen Sugar Industry PCL                               9,811,680   1,131,029             0.0%
    Kiatnakin Bank PCL                                         3,259,407   3,069,941             0.0%
    Krung Thai Bank PCL                                       22,782,275  10,953,171             0.1%
    Krungthai Card PCL                                           336,000     942,321             0.0%
    Laguna Resorts & Hotels PCL                                   10,800       7,819             0.0%
    Lam Soon Thailand PCL                                        354,600      42,471             0.0%
    Land & Houses PCL(6581930)                                 3,326,700     799,699             0.0%
    Land & Houses PCL(6581941)                                14,148,080   3,401,029             0.0%
    Lanna Resources PCL                                        1,433,750     439,386             0.0%
    LH Financial Group PCL                                    10,824,943     496,089             0.0%
    Loxley PCL                                                 8,706,235     660,908             0.0%
    LPN Development PCL(B00PXK5)                                 301,300     151,635             0.0%
    LPN Development PCL(B00Q643)                               4,208,100   2,117,804             0.0%
    Major Cineplex Group PCL                                   3,323,100   2,896,355             0.0%
    Maybank Kim Eng Securities Thailand PCL                      272,400     176,150             0.0%
    MBK PCL                                                    3,759,900   1,479,963             0.0%
    MCOT PCL                                                   1,566,000     449,095             0.0%
    Mega Lifesciences PCL                                        505,900     258,871             0.0%
*   Millcon Steel PCL                                            361,600      17,283             0.0%
    Minor International PCL                                    5,905,057   5,063,731             0.1%
    MK Real Estate Development PCL                             2,044,900     266,770             0.0%
    MK Restaurants Group PCL                                     194,900     301,385             0.0%
    Modernform Group PCL                                         510,500     122,000             0.0%
    Muang Thai Insurance PCL                                      19,800      84,060             0.0%
    Muramoto Electron Thailand PCL                                 7,400      50,349             0.0%
    Namyong Terminal PCL                                         214,200      93,949             0.0%
    Nation Multimedia Group PCL                               11,246,400     474,298             0.0%
    Noble Development PCL                                         97,500      32,073             0.0%
*   Nok Airlines PCL                                             303,000      65,170             0.0%
    Padaeng Industry PCL                                         192,800      75,347             0.0%
    Polyplex Thailand PCL                                      2,406,300     581,828             0.0%
*   Precious Shipping PCL                                      6,284,800   1,201,564             0.0%
    Premier Marketing PCL                                      1,034,000     296,529             0.0%
    President Bakery PCL                                           1,800       2,366             0.0%
    Property Perfect PCL                                      26,497,800     685,400             0.0%
    Pruksa Real Estate PCL                                     6,230,400   4,904,792             0.1%
    PTG Energy PCL                                             6,801,700   2,868,504             0.0%
    PTT Exploration & Production PCL                           7,631,769  15,663,714             0.1%
    PTT Global Chemical PCL                                    6,999,311  10,971,015             0.1%
    PTT PCL                                                    4,968,880  38,418,275             0.3%
    Quality Houses PCL                                        41,203,404   2,965,649             0.0%
*   Raimon Land PCL                                           16,410,000     535,196             0.0%
    Ratchaburi Electricity Generating Holding PCL(6362771)       731,100   1,089,430             0.0%
    Ratchaburi Electricity Generating Holding PCL(6294249)     1,519,800   2,264,691             0.0%
    Ratchthani Leasing PCL                                     3,137,600     248,767             0.0%
    Regional Container Lines PCL                               3,962,900     752,079             0.0%
    Robinson Department Store PCL                              1,440,100   1,599,324             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                              ---------- ----------- ---------------
THAILAND -- (Continued)
    Rojana Industrial Park PCL                                 5,162,012 $   928,850             0.0%
    RS PCL                                                     4,911,200   1,629,357             0.0%
    Saha-Union PCL                                               630,900     674,048             0.0%
*   Sahaviriya Steel Industries PCL                           72,645,680     102,124             0.0%
    Samart Corp. PCL                                           3,934,200   2,256,489             0.0%
    Samart I-Mobile PCL                                       14,498,900     619,620             0.0%
    Samart Telcoms PCL                                         2,469,200   1,228,786             0.0%
    Sansiri PCL                                               71,123,385   3,419,442             0.0%
    SC Asset Corp PCL                                         17,769,216   1,438,823             0.0%
    Siam Cement PCL (The)(6609906)                               135,800   1,733,414             0.0%
    Siam Cement PCL (The)(6609928)                               772,300   9,857,994             0.1%
    Siam City Cement PCL(6363194)                                 19,700     187,210             0.0%
    Siam City Cement PCL(6806387)                                343,400   3,263,350             0.0%
    Siam Commercial Bank PCL (The)                             3,757,469  14,103,384             0.1%
    Siam Future Development PCL                                7,097,525   1,177,350             0.0%
    Siam Global House PCL                                      5,364,962   1,568,724             0.0%
    Siamgas & Petrochemicals PCL                               3,769,600   1,197,624             0.0%
    Singha Estate PCL                                            502,000     102,327             0.0%
    Sino-Thai Engineering & Construction PCL                   4,321,471   3,067,889             0.0%
    SNC Former PCL                                               954,900     378,550             0.0%
    Somboon Advance Technology PCL                             2,067,625   1,005,691             0.0%
    SPCG PCL                                                   3,060,100   2,064,874             0.0%
    Sri Ayudhya Capital PCL                                      230,700     235,127             0.0%
    Sri Trang Agro-Industry PCL                                7,063,900   2,244,242             0.0%
    Sriracha Construction PCL                                  1,178,600     738,955             0.0%
    Srisawad Power 1979 PCL                                      125,500     154,372             0.0%
    Srithai Superware PCL                                     10,725,900     705,661             0.0%
*   Stars Microelectronics Thailand PCL                          663,900     197,859             0.0%
    STP & I PCL                                                5,973,333   2,250,444             0.0%
    Supalai PCL                                                6,629,900   3,523,023             0.0%
*   Superblock PCL                                             1,200,800      50,304             0.0%
    Susco PCL                                                  2,397,300     204,900             0.0%
*   SVI PCL                                                    8,236,728   1,169,480             0.0%
    Symphony Communication PCL                                   538,700     154,488             0.0%
    Syntec Construction PCL                                    4,342,800     366,301             0.0%
*   Tata Steel Thailand PCL                                   19,123,600     317,226             0.0%
    Thai Agro Energy PCL                                         279,230      25,122             0.0%
*   Thai Airways International PCL                             7,800,037   2,214,954             0.0%
    Thai Carbon Black PCL                                        157,300     109,238             0.0%
    Thai Central Chemical PCL                                    233,100     178,589             0.0%
    Thai Metal Trade PCL                                         396,500     100,330             0.0%
    Thai Oil PCL                                               3,581,000   5,461,988             0.1%
    Thai Rayon PCL                                                20,400      17,493             0.0%
    Thai Rung Union Car PCL                                      526,800      59,245             0.0%
    Thai Stanley Electric PCL(B01GKK6)                           150,500     748,956             0.0%
    Thai Stanley Electric PCL(B01GKM8)                             5,600      27,868             0.0%
    Thai Union Group PCL                                      11,618,560   5,781,922             0.1%
    Thai Vegetable Oil PCL                                     2,956,725   2,202,944             0.0%
    Thai-German Ceramic Industry PCL                           4,086,200     351,550             0.0%
    Thaicom PCL                                                3,083,400   2,709,109             0.0%
    Thanachart Capital PCL                                     5,356,600   5,045,227             0.1%
    Thitikorn PCL                                                849,200     226,819             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                SHARES     VALUE++    OF NET ASSETS**
                                                              ---------- ------------ ---------------
THAILAND -- (Continued)
    Thoresen Thai Agencies PCL                                 6,472,800 $  1,874,460             0.0%
    Ticon Industrial Connection PCL                            3,233,024    1,090,779             0.0%
*   TIPCO Foods PCL                                              657,900      408,789             0.0%
    Tisco Financial Group PCL(B3KFW10)                           356,890      378,790             0.0%
    Tisco Financial Group PCL(B3KFW76)                         2,365,700    2,510,865             0.0%
    TMB Bank PCL                                              56,440,313    4,221,023             0.0%
    Total Access Communication PCL(B1YWK08)                    3,816,900    7,297,370             0.1%
    Total Access Communication PCL(B231MK7)                      200,000      382,372             0.0%
    TPI Polene PCL                                            53,318,210    3,777,659             0.0%
    TRC Construction PCL                                         612,900       34,119             0.0%
*   True Corp. PCL                                            29,034,693    8,244,898             0.1%
    TTCL PCL(BWY4Y10)                                            686,968      434,576             0.0%
    TTCL PCL(B5ML0D8)                                            195,104      123,423             0.0%
    TTW PCL                                                    9,391,400    2,851,680             0.0%
*   U City PCL                                                43,907,800       49,380             0.0%
    Union Mosaic Industry PCL (The)                            1,020,550      152,075             0.0%
    Unique Engineering & Construction PCL                      2,610,105    1,577,768             0.0%
    Univanich Palm Oil PCL                                       477,000      118,018             0.0%
    Univentures PCL                                            4,286,200      855,613             0.0%
    Vanachai Group PCL                                         4,534,420    2,065,301             0.0%
    VGI Global Media PCL                                       2,115,100      220,029             0.0%
    Vibhavadi Medical Center PCL                              31,708,700    1,355,092             0.0%
    Vinythai PCL                                               2,320,500      613,276             0.0%
    Workpoint Entertainment PCL                                1,038,680    1,226,529             0.0%
                                                                         ------------             ---
TOTAL THAILAND                                                            479,391,981             3.2%
                                                                         ------------             ---
TURKEY -- (2.1%)
    Adana Cimento Sanayii TAS Class A                            413,369      931,534             0.0%
#   Adel Kalemcilik Ticaret ve Sanayi A.S.                        31,596      702,227             0.0%
#*  Afyon Cimento Sanayi TAS                                     934,511    1,967,668             0.0%
#   Akbank TAS                                                 8,294,407   21,256,380             0.2%
#   Akcansa Cimento A.S.                                         346,373    1,622,666             0.0%
#*  Akenerji Elektrik Uretim A.S.                              2,417,550      770,248             0.0%
#   Akfen Holding A.S.                                           626,043    1,758,349             0.0%
    Aksa Akrilik Kimya Sanayii AS                                897,718    3,292,641             0.0%
    Aksigorta A.S.                                               858,752      546,899             0.0%
#   Alarko Holding A.S.                                          921,695    1,031,669             0.0%
    Albaraka Turk Katilim Bankasi A.S.                         2,312,042    1,101,533             0.0%
#   Alkim Alkali Kimya A.S.                                       99,584      469,215             0.0%
    Anadolu Anonim Tuerk Sigorta Sirketi                       1,661,495      877,654             0.0%
#*  Anadolu Cam Sanayii A.S.                                   1,816,700    1,350,809             0.0%
#   Anadolu Efes Biracilik Ve Malt Sanayii A.S.                  740,114    5,833,684             0.1%
#   Anadolu Hayat Emeklilik A.S.                                 392,774      726,345             0.0%
    Arcelik A.S.                                               1,564,084    8,523,574             0.1%
#   Aselsan Elektronik Sanayi Ve Ticaret A.S.                    599,024    2,863,684             0.0%
*   Asya Katilim Bankasi A.S.                                  2,774,013      759,128             0.0%
#   Aygaz A.S.                                                   271,764    1,020,196             0.0%
#   Bagfas Bandirma Gubre Fabrik A.S.                            191,708      870,502             0.0%
*   Banvit Bandirma Vitaminli Yem Sanayii ASA                          1            1             0.0%
#   Baticim Bati Anadolu Cimento Sanayii A.S.                    195,186      434,164             0.0%
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.         1,006,030      743,955             0.0%
    BIM Birlesik Magazalar A.S.                                  736,576   14,957,159             0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                              ---------- ----------- ---------------
TURKEY -- (Continued)
#   Bizim Toptan Satis Magazalari A.S.                           168,150 $   748,922             0.0%
*   Bolu Cimento Sanayii A.S.                                    651,246   1,233,314             0.0%
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.               559,857   1,201,280             0.0%
#*  Boyner Perakende Ve Tekstil Yatirimlari AS                    80,744   1,663,328             0.0%
#   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.             567,956   1,628,642             0.0%
    Bursa Cimento Fabrikasi A.S.                                 201,688     290,171             0.0%
    Celebi Hava Servisi A.S.                                     102,022   1,289,219             0.0%
    Cimsa Cimento Sanayi VE Ticaret A.S.                         503,252   2,740,849             0.0%
#   Coca-Cola Icecek A.S.                                        339,797   4,301,652             0.0%
#*  Deva Holding A.S.                                            360,862     462,063             0.0%
#*  Dogan Sirketler Grubu Holding A.S.                         6,960,066   1,477,905             0.0%
#   Dogus Otomotiv Servis ve Ticaret A.S.                        719,228   2,606,344             0.0%
*   Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.                        1          --             0.0%
#   Eczacibasi Yatirim Holding Ortakligi A.S.                    329,650   1,102,286             0.0%
#   EGE Endustri VE Ticaret A.S.                                  24,008   2,331,300             0.0%
    EGE Seramik Sanayi ve Ticaret A.S.                           787,337   1,058,808             0.0%
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
      Sanayi ve Ticaret A.S.                                   1,575,493   1,310,909             0.0%
    Enka Insaat ve Sanayi A.S.                                 1,250,663   2,213,884             0.0%
#   Eregli Demir ve Celik Fabrikalari TAS                     12,004,258  17,012,699             0.1%
#*  Fenerbahce Futbol A.S.                                       102,382   1,328,959             0.0%
    Ford Otomotiv Sanayi A.S.                                    394,275   4,631,911             0.1%
#*  Global Yatirim Holding A.S.                                2,574,080   1,567,427             0.0%
*   Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S.              61,429          --             0.0%
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.          90,904   1,969,275             0.0%
#   Goodyear Lastikleri TAS                                       57,120   1,333,105             0.0%
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S.             1,013,502     833,357             0.0%
#   GSD Holding AS                                             1,982,878     814,710             0.0%
#   Gubre Fabrikalari TAS                                      1,298,883   2,932,133             0.0%
*   Hurriyet Gazetecilik ve Matbaacilik AS                     1,136,056     249,021             0.0%
#*  Ihlas Holding A.S.                                         7,412,199     636,528             0.0%
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
      Ticaret A.S.                                                88,652     166,568             0.0%
*   Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS          753,290     451,659             0.0%
    Is Finansal Kiralama A.S.                                  1,029,474     268,087             0.0%
    Is Yatirim Menkul Degerler A.S. Class A                      201,635      68,431             0.0%
#*  Izmir Demir Celik Sanayi A.S.                                668,719     421,308             0.0%
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class A                                                  1,453,104     806,140             0.0%
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class B                                                    725,472     452,203             0.0%
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class D                                                  5,499,149   2,466,908             0.0%
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S.                    1,775,463     839,707             0.0%
#*  Kartonsan Karton Sanayi ve Ticaret A.S.                        4,506     340,367             0.0%
    KOC Holding A.S.                                           1,582,554   7,147,408             0.1%
#   Konya Cimento Sanayii A.S.                                    11,721   1,203,118             0.0%
#   Koza Altin Isletmeleri A.S.                                  360,047   2,021,135             0.0%
*   Koza Anadolu Metal Madencilik Isletmeleri A.S.             1,358,132     717,075             0.0%
    Mardin Cimento Sanayii ve Ticaret A.S.                       444,720     685,473             0.0%
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.               2,312,918     530,698             0.0%
#*  Migros Ticaret A.S.                                          255,179   1,503,131             0.0%
*   Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S.                    1          --             0.0%
#*  NET Holding A.S.                                           1,040,498   1,178,130             0.0%
#*  Netas Telekomunikasyon A.S.                                  271,406     972,110             0.0%
    Nuh Cimento Sanayi A.S.                                      199,358     677,714             0.0%
#   Otokar Otomotiv Ve Savunma Sanayi A.S.                       140,276   3,752,854             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                               SHARES       VALUE++     OF NET ASSETS**
                                                              --------- --------------- ---------------
TURKEY -- (Continued)
#*  Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.      722,150 $       868,146             0.0%
#*  Petkim Petrokimya Holding A.S.                            4,215,051       6,210,766             0.1%
    Pinar Entegre Et ve Un Sanayi A.S.                           84,385         322,515             0.0%
    Pinar SUT Mamulleri Sanayii A.S.                            109,189         712,742             0.0%
#   Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.         281,603         236,508             0.0%
#*  Sekerbank TAS                                             3,374,483       1,790,349             0.0%
#   Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                 1,274,253       1,051,951             0.0%
    Soda Sanayii A.S.                                         1,364,698       2,256,699             0.0%
*   Tat Gida Sanayi A.S.                                        881,539       1,691,903             0.0%
#   TAV Havalimanlari Holding A.S.                            1,060,227       8,317,225             0.1%
#   Tekfen Holding A.S.                                       1,874,530       2,676,622             0.0%
#   Teknosa Ic Ve Dis Ticaret A.S.                              151,401         331,878             0.0%
    Tofas Turk Otomobil Fabrikasi A.S.                          989,319       6,526,648             0.1%
#   Trakya Cam Sanayi A.S.                                    3,908,183       2,580,129             0.0%
*   Tupras Turkiye Petrol Rafinerileri A.S.                     283,763       7,487,920             0.1%
    Turcas Petrol A.S.                                          868,342         478,885             0.0%
*   Turk Hava Yollari AO                                      8,416,492      24,816,534             0.2%
    Turk Telekomunikasyon A.S.                                1,815,924       3,916,974             0.0%
#   Turk Traktor ve Ziraat Makineleri A.S.                      111,257       2,645,520             0.0%
#   Turkcell Iletisim Hizmetleri A.S.                         2,913,708      11,578,913             0.1%
#   Turkcell Iletisim Hizmetleri A.S. ADR                       291,527       2,889,033             0.0%
    Turkiye Garanti Bankasi A.S.                              8,155,637      21,118,458             0.2%
    Turkiye Halk Bankasi A.S.                                 3,636,971      13,624,794             0.1%
#   Turkiye Is Bankasi Class C                                9,734,479      16,590,932             0.1%
    Turkiye Sinai Kalkinma Bankasi A.S.                       7,260,790       3,830,043             0.0%
    Turkiye Sise ve Cam Fabrikalari A.S.                      5,740,910       6,570,369             0.1%
#   Turkiye Vakiflar Bankasi Tao Class D                      8,061,904      11,475,908             0.1%
    Ulker Biskuvi Sanayi A.S.                                   883,673       5,961,340             0.1%
#*  Vestel Elektronik Sanayi ve Ticaret A.S.                  1,137,957       1,924,518             0.0%
#   Yapi ve Kredi Bankasi A.S.                                3,908,678       4,747,957             0.1%
#*  Zorlu Enerji Elektrik Uretim A.S.                         1,709,059         894,819             0.0%
                                                                        ---------------            ----
TOTAL TURKEY                                                                338,179,107             2.3%
                                                                        ---------------            ----
TOTAL COMMON STOCKS                                                      14,470,638,583            97.4%
                                                                        ---------------            ----
PREFERRED STOCKS -- (2.0%)
BRAZIL -- (1.9%)
    AES Tiete SA                                                896,238       3,210,226             0.0%
    Alpargatas SA                                               903,860       1,933,399             0.0%
*   Banco ABC Brasil SA(BYT8JC7)                                 32,536          69,812             0.0%
    Banco ABC Brasil SA(B23DMP8)                                901,049       1,987,167             0.0%
    Banco Bradesco SA                                         4,935,966      26,890,329             0.2%
    Banco Bradesco SA ADR                                     5,431,595      29,547,877             0.2%
    Banco Daycoval SA                                           181,994         415,111             0.0%
    Banco do Estado do Rio Grande do Sul SA Class B           1,960,233       3,045,763             0.0%
*   Banco Industrial e Comercial SA                             306,755         656,216             0.0%
    Banco Pan SA                                              1,370,328         533,268             0.0%
    Banco Pine SA                                               192,365         199,721             0.0%
    Banco Sofisa SA                                              68,200          37,123             0.0%
    Braskem SA Class A                                          421,175       2,377,487             0.0%
    Centrais Eletricas Brasileiras SA Class B                 1,398,872       3,417,912             0.0%
    Centrais Eletricas Santa Catarina                            64,363         212,538             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                SHARES     VALUE++    OF NET ASSETS**
                                                              ---------- ------------ ---------------
BRAZIL -- (Continued)
    Cia Brasileira de Distribuicao                               843,033 $ 11,093,123             0.1%
    Cia de Gas de Sao Paulo--COMGAS Class A                      133,709    1,400,657             0.0%
    Cia de Saneamento do Parana                                  101,300       98,462             0.0%
    Cia de Transmissao de Energia Eletrica Paulista              373,193    4,294,460             0.0%
    Cia Energetica de Minas Gerais                             3,697,590    6,862,323             0.1%
    Cia Energetica de Sao Paulo Class B                        1,190,942    4,998,793             0.0%
    Cia Energetica do Ceara Class A                               74,530      763,073             0.0%
    Cia Ferro Ligas da Bahia--Ferbasa                            233,582      447,332             0.0%
    Cia Paranaense de Energia                                    603,960    5,085,073             0.0%
*   Eletropaulo Metropolitana Eletricidade de Sao Paulo SA     1,134,586    2,914,485             0.0%
    Eucatex SA Industria e Comercio                               87,459       64,380             0.0%
    Gerdau SA                                                  1,775,527    2,497,279             0.0%
*   Gol Linhas Aereas Inteligentes SA                            763,866      703,054             0.0%
    Itau Unibanco Holding SA                                   9,694,322   66,580,726             0.5%
    Itau Unibanco Holding SA ADR                               7,267,963   49,785,546             0.3%
    Lojas Americanas SA                                        3,250,740   14,090,501             0.1%
    Makira Empreendimentos SA                                 33,864,000      965,899             0.0%
    Marcopolo SA                                               3,407,718    1,721,636             0.0%
*   Oi SA                                                        798,773      439,141             0.0%
    Parana Banco SA                                               45,100      107,490             0.0%
*   Petroleo Brasileiro SA                                     3,963,272    7,916,892             0.1%
#*  Petroleo Brasileiro SA Sponsored ADR                       4,323,435   17,250,506             0.1%
    Randon SA Implementos e Participacoes                      1,728,995    1,267,978             0.0%
    Suzano Papel e Celulose SA Class A                         1,911,699    8,198,804             0.1%
    Telefonica Brasil SA                                         894,497    9,264,787             0.1%
    Unipar Carbocloro SA Class B                                 153,900      155,719             0.0%
    Usinas Siderurgicas de Minas Gerais SA Class A             3,930,194    2,830,723             0.0%
    Vale SA                                                    2,589,117    9,418,565             0.1%
    Vale SA Sponsored ADR                                      1,694,958    6,101,849             0.1%
                                                                         ------------             ---
TOTAL BRAZIL                                                              311,853,205             2.1%
                                                                         ------------             ---
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B                                  15,242       26,395             0.0%
    Embotelladora Andina SA                                      139,928      410,842             0.0%
    Embotelladora Andina SA Class B                              640,245    2,344,193             0.0%
    Sociedad Quimica y Minera de Chile SA Class B                 11,313      217,935             0.0%
                                                                         ------------             ---
TOTAL CHILE                                                                 2,999,365             0.0%
                                                                         ------------             ---
COLOMBIA -- (0.1%)
    Avianca Holdings SA                                        1,244,236      635,647             0.0%
    Banco Davivienda SA                                          510,511    4,197,574             0.1%
    Bancolombia SA                                               262,109    2,272,758             0.0%
    Grupo Aval Acciones y Valores SA                           6,026,335    2,413,030             0.0%
    Grupo de Inversiones Suramericana SA                         206,849    2,596,144             0.0%
                                                                         ------------             ---
TOTAL COLOMBIA                                                             12,115,153             0.1%
                                                                         ------------             ---
TOTAL PREFERRED STOCKS                                                    326,967,723             2.2%
                                                                         ------------             ---
RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
*   Real Nutriceutical Group, Ltd. Rights 11/05/15               962,775       12,422             0.0%
                                                                         ------------             ---

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                             PERCENTAGE
                                                                  SHARES       VALUE++     OF NET ASSETS**
                                                                ---------- --------------- ---------------
MALAYSIA -- (0.0%)
*     CB Industrial Product Holdings Bhd Warrants 11/06/19         214,787 $        16,749             0.0%
*     Eastern & Oriental Bhd Warrants 07/21/19                   1,250,437          62,580             0.0%
*     LBS Bina Group Bhd Warrants 10/04/20                         590,450          36,422             0.0%
*     Matrix Concept Holdings Bhd Warrants 07/20/20                  4,750             459             0.0%
*     O.S.K. Holdings Bhd Warrants 07/22/20                        154,430          12,042             0.0%
*     WCT Holdings Bhd Warrants 08/27/20                         1,463,925          47,707             0.0%
                                                                           ---------------           -----
TOTAL MALAYSIA                                                                     175,959             0.0%
                                                                           ---------------           -----
POLAND -- (0.0%)
*     Hawe SA Rights 09/30/15                                    1,003,528              --             0.0%
                                                                           ---------------           -----
SOUTH KOREA -- (0.0%)
*     Mirae Asset Securities Co., Ltd. Rights 11/05/15             128,106         303,396             0.0%
*     Sewon Cellontech Co., Ltd. Rights 11/12/15                    28,617          27,110             0.0%
#*    SK Chemicals Co., Ltd. Rights 12/04/15                        11,169          94,050             0.0%
*     Sungchang Enterprise Holdings, Ltd. Rights 12/14/15            5,150          25,975             0.0%
                                                                           ---------------           -----
TOTAL SOUTH KOREA                                                                  450,531             0.0%
                                                                           ---------------           -----
TAIWAN -- (0.0%)
*     Taichung Commercial Bank Rights 11/23/15                     533,305              --             0.0%
                                                                           ---------------           -----
THAILAND -- (0.0%)
*     CGH W2 Warrants 07/14/18                                     367,984           4,552             0.0%
*     Grand Canal Land PCL Warrants 06/29/18                       483,150          24,315             0.0%
*     Jay Mart PCL Rights 10/30/15                                 359,815              --             0.0%
*     Loxley PCL Warrants 09/30/17                                  45,433           1,610             0.0%
*     Raimon Land PCL Warrants 06/14/18                          4,102,500          23,069             0.0%
*     Workpoint Entertainment PCL Warrants 09/30/19                 30,134          14,827             0.0%
                                                                           ---------------           -----
TOTAL THAILAND                                                                      68,373             0.0%
                                                                           ---------------           -----
TOTAL RIGHTS/WARRANTS                                                              707,285             0.0%
                                                                           ---------------           -----
BONDS -- (0.0%)
INDIA -- (0.0%)
      NTPC, Ltd., 8.490%                                        56,230,000         109,543             0.0%
                                                                           ---------------           -----
TOTAL INVESTMENT SECURITIES                                                 14,798,423,134
                                                                           ---------------

                                                                               VALUE+
                                                                           ---------------
SECURITIES LENDING COLLATERAL -- (7.2%)
(S)@  DFA Short Term Investment Fund                            98,907,352   1,144,358,063             7.7%
                                                                           ---------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $17,113,195,507)                       $15,942,781,197           107.3%
                                                                           ===============           =====

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               -------------- --------------- ------- ---------------
Common Stocks
   Brazil                      $  185,698,474 $   621,821,618   --    $   807,520,092
   Chile                           71,624,366     156,825,444   --        228,449,810
   China                          224,398,662   1,949,815,137   --      2,174,213,799
   Colombia                        57,594,705              --   --         57,594,705
   Czech Republic                          --      32,210,536   --         32,210,536
   Egypt                                   --      12,754,087   --         12,754,087
   Greece                             616,094      54,826,654   --         55,442,748
   Hungary                            249,821      39,710,174   --         39,959,995
   India                          128,076,768   1,753,811,070   --      1,881,887,838
   Indonesia                       18,524,862     411,417,142   --        429,942,004
   Malaysia                                --     619,950,577   --        619,950,577
   Mexico                         795,760,393             217   --        795,760,610
   Peru                            17,650,963              --   --         17,650,963
   Philippines                      7,501,228     254,262,859   --        261,764,087
   Poland                                  --     270,657,622   --        270,657,622
   Russia                           5,860,618     199,092,437   --        204,953,055
   South Africa                   121,053,657   1,133,058,910   --      1,254,112,567
   South Korea                     72,220,097   2,226,741,540   --      2,298,961,637
   Taiwan                         117,206,656   2,092,074,107   --      2,209,280,763
   Thailand                       478,931,452         460,529   --        479,391,981
   Turkey                           2,889,033     335,290,074   --        338,179,107
Preferred Stocks
   Brazil                         102,755,590     209,097,615   --        311,853,205
   Chile                                   --       2,999,365   --          2,999,365
   Colombia                        12,115,153              --   --         12,115,153
Rights/Warrants
   Hong Kong                               --          12,422   --             12,422
   Malaysia                                --         175,959   --            175,959
   Poland                                  --              --   --                 --
   South Korea                             --         450,531   --            450,531
   Taiwan                                  --              --   --                 --
   Thailand                                --          68,373   --             68,373
Bonds
   India                                   --         109,543   --            109,543
Securities Lending Collateral              --   1,144,358,063   --      1,144,358,063
                               -------------- ---------------   --    ---------------
TOTAL                          $2,420,728,592 $13,522,052,605   --    $15,942,781,197
                               ============== ===============   ==    ===============

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                                  PERCENTAGE
                                                                        SHARES       VALUE+     OF NET ASSETS**
                                                                      ---------- -------------- ---------------
COMMON STOCKS -- (95.4%)
Consumer Discretionary -- (13.3%)
#   Autoliv, Inc.                                                         13,146 $    1,593,821             0.0%
#   Best Buy Co., Inc.                                                 1,034,254     36,229,918             0.2%
*   Cable One, Inc.                                                       31,172     13,511,192             0.1%
    Carnival Corp.                                                       952,418     51,506,765             0.3%
#   CBS Corp. Class A                                                      7,236        366,105             0.0%
    Comcast Corp. Class A                                              9,482,510    593,794,776             3.1%
#   Comcast Corp. Special Class A                                      2,635,567    165,276,407             0.9%
#   Dillard's, Inc. Class A                                              130,259     11,655,575             0.1%
    DR Horton, Inc.                                                    1,493,663     43,973,439             0.2%
    Ford Motor Co.                                                    14,411,800    213,438,758             1.1%
#   GameStop Corp. Class A                                               611,447     28,169,363             0.2%
    General Motors Co.                                                 5,492,031    191,726,802             1.0%
    Goodyear Tire & Rubber Co. (The)                                     938,381     30,816,432             0.2%
    Graham Holdings Co. Class B                                           32,261     17,823,235             0.1%
#*  Hyatt Hotels Corp. Class A                                            26,622      1,341,749             0.0%
    Johnson Controls, Inc.                                               112,338      5,075,431             0.0%
#   Kohl's Corp.                                                       1,326,479     61,177,211             0.3%
    Lear Corp.                                                            68,267      8,537,471             0.0%
#   Lennar Corp. Class A                                                 857,396     42,929,818             0.2%
    Lennar Corp. Class B                                                   4,312        178,689             0.0%
*   Liberty Broadband Corp. Class A                                       27,953      1,525,116             0.0%
*   Liberty Broadband Corp. Class C                                       85,576      4,601,421             0.0%
*   Liberty Interactive Corp., QVC Group Class A                       2,538,156     69,469,330             0.4%
*   Liberty Media Corp. Class A                                          156,789      6,390,720             0.0%
*   Liberty Media Corp. Class C                                          313,578     12,276,579             0.1%
*   Liberty Ventures Series A                                            536,223     23,363,236             0.1%
*   Madison Square Garden Co. (The) Class A                                6,379      1,138,651             0.0%
#*  MGM Resorts International                                          2,324,079     53,895,392             0.3%
*   Mohawk Industries, Inc.                                              283,553     55,434,611             0.3%
*   MSG Networks, Inc. Class A                                            19,138        392,712             0.0%
#   News Corp. Class A                                                   290,667      4,476,272             0.0%
#   News Corp. Class B                                                    31,823        492,620             0.0%
#   Penske Automotive Group, Inc.                                        274,842     13,423,283             0.1%
    PulteGroup, Inc.                                                     700,342     12,837,269             0.1%
#   PVH Corp.                                                            152,277     13,849,593             0.1%
#   Ralph Lauren Corp.                                                    50,588      5,603,633             0.0%
#   Royal Caribbean Cruises, Ltd.                                      1,051,952    103,459,479             0.5%
#   Service Corp. International                                          310,463      8,773,684             0.0%
    Staples, Inc.                                                      1,966,011     25,538,483             0.1%
#   TEGNA, Inc.                                                          225,878      6,107,741             0.0%
    Time Warner Cable, Inc.                                            1,876,119    355,336,939             1.9%
    Time Warner, Inc.                                                  4,297,753    323,792,711             1.7%
#*  Toll Brothers, Inc.                                                  329,804     11,863,050             0.1%
*   Visteon Corp.                                                         79,897      8,714,366             0.0%
    Whirlpool Corp.                                                      130,792     20,945,031             0.1%
                                                                                 --------------            ----
Total Consumer Discretionary                                                      2,662,824,879            13.9%
                                                                                 --------------            ----
Consumer Staples -- (5.0%)
    Archer-Daniels-Midland Co.                                         2,748,548    125,498,702             0.7%
    Bunge, Ltd.                                                          785,148     57,284,398             0.3%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                                                PERCENTAGE
                                                                      SHARES       VALUE+     OF NET ASSETS**
                                                                     --------- -------------- ---------------
Consumer Staples -- (Continued)
    ConAgra Foods, Inc.                                                424,721 $   17,222,437             0.1%
    Constellation Brands, Inc. Class A                                 276,038     37,209,922             0.2%
    CVS Health Corp.                                                 3,364,257    332,321,306             1.7%
    Ingredion, Inc.                                                    158,658     15,082,029             0.1%
#   JM Smucker Co. (The)                                               557,373     65,430,016             0.3%
#   Molson Coors Brewing Co. Class B                                   733,307     64,604,347             0.3%
    Mondelez International, Inc. Class A                             3,818,531    176,263,391             0.9%
    Pinnacle Foods, Inc.                                               432,888     19,081,703             0.1%
    Reynolds American, Inc.                                             29,158      1,408,915             0.0%
#*  Seaboard Corp.                                                          13         43,784             0.0%
    Spectrum Brands Holdings, Inc.                                       1,154        110,611             0.0%
#   Tyson Foods, Inc. Class A                                        1,957,913     86,853,021             0.5%
                                                                               --------------            ----
Total Consumer Staples                                                            998,414,582             5.2%
                                                                               --------------            ----
Energy -- (15.3%)
    Anadarko Petroleum Corp.                                         2,015,789    134,815,968             0.7%
#   Apache Corp.                                                       798,537     37,635,049             0.2%
    Baker Hughes, Inc.                                               1,938,026    102,095,210             0.5%
#   California Resources Corp.                                       1,101,627      4,450,573             0.0%
#   Chesapeake Energy Corp.                                          2,812,291     20,051,635             0.1%
    Chevron Corp.                                                    6,389,725    580,698,208             3.0%
#   Cimarex Energy Co.                                                 155,458     18,353,371             0.1%
#*  Concho Resources, Inc.                                              97,074     11,251,847             0.1%
    ConocoPhillips                                                   6,174,431    329,405,894             1.7%
    Devon Energy Corp.                                                 812,393     34,063,639             0.2%
    EnLink Midstream LLC                                                18,438        363,229             0.0%
    EOG Resources, Inc.                                                705,108     60,533,522             0.3%
    Exxon Mobil Corp.                                                7,571,926    626,501,157             3.3%
*   Gulfport Energy Corp.                                               46,291      1,410,487             0.0%
#   Helmerich & Payne, Inc.                                            574,414     32,322,276             0.2%
    Hess Corp.                                                       1,474,816     82,899,407             0.4%
    HollyFrontier Corp.                                                644,305     31,551,616             0.2%
#   Marathon Oil Corp.                                               3,266,531     60,038,840             0.3%
    Marathon Petroleum Corp.                                         2,604,266    134,900,979             0.7%
#   Murphy Oil Corp.                                                   728,510     20,711,539             0.1%
    Nabors Industries, Ltd.                                            821,348      8,246,334             0.1%
#   National Oilwell Varco, Inc.                                     1,745,118     65,686,242             0.4%
*   Newfield Exploration Co.                                           172,473      6,931,690             0.0%
#   Noble Corp. P.L.C.                                                 133,635      1,800,063             0.0%
    Noble Energy, Inc.                                                 113,476      4,066,980             0.0%
    Occidental Petroleum Corp.                                       2,051,160    152,893,466             0.8%
#   Paragon Offshore P.L.C.                                            195,894         47,015             0.0%
    Phillips 66                                                      2,055,820    183,070,771             1.0%
    QEP Resources, Inc.                                                269,942      4,173,303             0.0%
#   Range Resources Corp.                                               66,898      2,036,375             0.0%
    Tesoro Corp.                                                       668,185     71,449,022             0.4%
#   Transocean, Ltd.                                                 1,340,027     21,212,627             0.1%
    Valero Energy Corp.                                              2,806,975    185,035,792             1.0%
#*  Weatherford International P.L.C.                                 2,942,972     30,136,033             0.2%
#*  Whiting Petroleum Corp.                                            218,861      3,770,975             0.0%
                                                                               --------------            ----
Total Energy                                                                    3,064,611,134            16.1%
                                                                               --------------            ----

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES      VALUE+    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
Financials -- (20.5%)
#   ACE, Ltd.                                                           183,099 $ 20,789,060             0.1%
    Aflac, Inc.                                                       1,125,695   71,763,056             0.4%
*   Alleghany Corp.                                                       4,344    2,155,797             0.0%
    Allied World Assurance Co. Holdings AG                              463,017   16,835,298             0.1%
    Allstate Corp. (The)                                              1,383,297   85,598,418             0.5%
*   Ally Financial, Inc.                                              1,125,791   22,425,757             0.1%
    American Financial Group, Inc.                                      426,655   30,800,224             0.2%
    American International Group, Inc.                                3,536,873  223,035,211             1.2%
    Assurant, Inc.                                                      330,179   26,919,494             0.1%
    Assured Guaranty, Ltd.                                              203,216    5,576,247             0.0%
    Axis Capital Holdings, Ltd.                                         550,404   29,721,816             0.2%
    Bank of America Corp.                                            15,546,531  260,870,790             1.4%
    Bank of New York Mellon Corp. (The)                               2,959,920  123,280,668             0.7%
    BB&T Corp.                                                        1,551,308   57,631,092             0.3%
    BlackRock, Inc.                                                       8,808    3,100,152             0.0%
#   BOK Financial Corp.                                                   4,796      322,195             0.0%
    Capital One Financial Corp.                                       2,074,942  163,712,924             0.9%
    Chubb Corp. (The)                                                   206,900   26,762,515             0.1%
#   Cincinnati Financial Corp.                                           52,042    3,134,490             0.0%
    CIT Group, Inc.                                                     321,758   13,835,594             0.1%
    Citigroup, Inc.                                                   4,980,715  264,824,617             1.4%
    City National Corp.                                                   1,633      146,317             0.0%
    CME Group, Inc.                                                     783,805   74,046,058             0.4%
#   CNA Financial Corp.                                                 448,200   16,386,192             0.1%
    Comerica, Inc.                                                       81,794    3,549,860             0.0%
#   Cullen/Frost Bankers, Inc.                                            3,749      256,582             0.0%
*   E*TRADE Financial Corp.                                             116,129    3,310,838             0.0%
    Endurance Specialty Holdings, Ltd.                                    4,617      291,471             0.0%
#   Everest Re Group, Ltd.                                              203,874   36,283,456             0.2%
    Fifth Third Bancorp                                               3,412,290   65,004,125             0.3%
    First American Financial Corp.                                       12,359      471,249             0.0%
#*  Genworth Financial, Inc. Class A                                  1,631,855    7,637,081             0.0%
    Goldman Sachs Group, Inc. (The)                                   1,523,888  285,729,000             1.5%
    Hartford Financial Services Group, Inc. (The)                     2,644,794  122,348,170             0.6%
    Hudson City Bancorp, Inc.                                            71,664      725,240             0.0%
#   Huntington Bancshares, Inc.                                       1,840,863   20,194,267             0.1%
    JPMorgan Chase & Co.                                             10,421,544  669,584,202             3.5%
    KeyCorp                                                           1,063,281   13,205,950             0.1%
    Legg Mason, Inc.                                                    538,963   24,118,594             0.1%
#   Leucadia National Corp.                                             153,878    3,079,099             0.0%
    Lincoln National Corp.                                            1,228,020   65,711,350             0.3%
    Loews Corp.                                                       1,802,452   65,717,400             0.3%
#   M&T Bank Corp.                                                      326,068   39,079,250             0.2%
*   Markel Corp.                                                          3,800    3,298,400             0.0%
    MetLife, Inc.                                                     2,189,692  110,316,683             0.6%
    Morgan Stanley                                                    3,524,427  116,200,358             0.6%
    Nasdaq, Inc.                                                        752,985   43,590,302             0.2%
#   New York Community Bancorp, Inc.                                    313,142    5,173,106             0.0%
    Old Republic International Corp.                                    632,434   11,409,109             0.1%
#   PacWest Bancorp                                                      70,564    3,178,203             0.0%
    PartnerRe, Ltd.                                                     197,083   27,394,537             0.1%
#   People's United Financial, Inc.                                     145,708    2,324,043             0.0%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                     ---------- -------------- ---------------
Financials -- (Continued)
    PNC Financial Services Group, Inc. (The)                          1,273,146 $  114,914,158             0.6%
    Principal Financial Group, Inc.                                   1,423,787     71,417,156             0.4%
#   Prudential Financial, Inc.                                        1,098,302     90,609,915             0.5%
#   Regions Financial Corp.                                           5,599,418     52,354,558             0.3%
    Reinsurance Group of America, Inc.                                  322,082     29,064,680             0.2%
#   RenaissanceRe Holdings, Ltd.                                         86,989      9,536,604             0.1%
    State Street Corp.                                                  218,735     15,092,715             0.1%
#   SunTrust Banks, Inc.                                              1,252,716     52,012,768             0.3%
    Travelers Cos., Inc. (The)                                        1,130,153    127,582,972             0.7%
    Unum Group                                                        1,210,979     41,960,422             0.2%
    Validus Holdings, Ltd.                                              167,263      7,409,751             0.0%
    Voya Financial, Inc.                                                113,438      4,602,180             0.0%
    Wells Fargo & Co.                                                 2,083,146    112,781,524             0.6%
#   WR Berkley Corp.                                                    144,573      8,071,511             0.0%
    XL Group P.L.C.                                                   1,327,498     50,551,124             0.3%
#   Zions Bancorporation                                                724,586     20,846,339             0.1%
                                                                                --------------            ----
Total Financials                                                                 4,101,664,284            21.5%
                                                                                --------------            ----
Health Care -- (11.3%)
    Aetna, Inc.                                                       2,009,110    230,605,646             1.2%
    Agilent Technologies, Inc.                                          548,756     20,721,026             0.1%
#*  Alere, Inc.                                                           8,494        391,743             0.0%
*   Allergan P.L.C.                                                     496,938    153,290,465             0.8%
#*  Amsurg Corp.                                                         15,357      1,076,372             0.0%
#   Anthem, Inc.                                                      1,532,858    213,297,191             1.1%
#*  Bio-Rad Laboratories, Inc. Class A                                    1,222        170,445             0.0%
*   Boston Scientific Corp.                                           5,925,554    108,319,127             0.6%
*   Brookdale Senior Living, Inc.                                        32,100        671,211             0.0%
    Cigna Corp.                                                         320,341     42,938,508             0.2%
#*  Community Health Systems, Inc.                                      532,793     14,939,516             0.1%
#*  Express Scripts Holding Co.                                       2,842,416    245,527,894             1.3%
*   Hologic, Inc.                                                     1,211,606     47,083,009             0.2%
    Humana, Inc.                                                        707,042    126,298,912             0.7%
*   Laboratory Corp. of America Holdings                                 10,097      1,239,306             0.0%
#*  Mallinckrodt P.L.C.                                                  61,080      4,011,124             0.0%
*   MEDNAX, Inc.                                                          4,300        303,021             0.0%
    Medtronic P.L.C.                                                    825,931     61,052,819             0.3%
#   Perrigo Co. P.L.C.                                                   13,380      2,110,561             0.0%
    Pfizer, Inc.                                                     21,021,501    710,947,164             3.7%
    Quest Diagnostics, Inc.                                             577,821     39,262,937             0.2%
#   Teleflex, Inc.                                                       92,013     12,237,729             0.1%
    Thermo Fisher Scientific, Inc.                                    1,268,522    165,897,307             0.9%
    UnitedHealth Group, Inc.                                            429,765     50,617,722             0.3%
#*  WellCare Health Plans, Inc.                                           6,100        540,460             0.0%
    Zimmer Biomet Holdings, Inc.                                         35,300      3,691,321             0.0%
                                                                                --------------            ----
Total Health Care                                                                2,257,242,536            11.8%
                                                                                --------------            ----
Industrials -- (11.8%)
#   ADT Corp. (The)                                                     828,257     27,365,611             0.1%
#*  AECOM                                                               131,051      3,862,073             0.0%
#   AGCO Corp.                                                          384,188     18,590,857             0.1%
    Air Lease Corp.                                                         100          3,371             0.0%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                     ---------- -------------- ---------------
Industrials -- (Continued)
    AMERCO                                                                  474 $      192,591             0.0%
#*  Avis Budget Group, Inc.                                             387,739     19,363,686             0.1%
    Carlisle Cos., Inc.                                                  46,040      4,005,480             0.0%
#   Caterpillar, Inc.                                                   732,054     53,432,621             0.3%
#   Chicago Bridge & Iron Co. NV                                        219,781      9,861,573             0.1%
#*  Colfax Corp.                                                        116,022      3,127,953             0.0%
#   Copa Holdings SA Class A                                              7,183        362,885             0.0%
    CSX Corp.                                                         5,382,618    145,276,860             0.8%
    Cummins, Inc.                                                        75,958      7,862,413             0.0%
    Danaher Corp.                                                       365,547     34,109,191             0.2%
#   Dover Corp.                                                         419,306     27,015,886             0.1%
    Eaton Corp. P.L.C.                                                1,260,415     70,469,803             0.4%
    FedEx Corp.                                                         843,839    131,681,076             0.7%
    Fluor Corp.                                                          70,949      3,392,072             0.0%
    General Electric Co.                                             19,532,516    564,880,363             3.0%
#*  Genesee & Wyoming, Inc. Class A                                      17,661      1,185,053             0.0%
#*  Hertz Global Holdings, Inc.                                       1,345,507     26,237,386             0.1%
    Ingersoll-Rand P.L.C.                                               117,146      6,942,072             0.0%
*   Jacobs Engineering Group, Inc.                                      206,007      8,269,121             0.0%
#*  JetBlue Airways Corp.                                             1,847,009     45,879,703             0.2%
#   Joy Global, Inc.                                                     40,666        698,642             0.0%
#   Kansas City Southern                                                234,875     19,438,255             0.1%
    KAR Auction Services, Inc.                                            9,789        375,898             0.0%
#*  Kirby Corp.                                                          36,011      2,351,158             0.0%
    L-3 Communications Holdings, Inc.                                   486,111     61,444,430             0.3%
    Manpowergroup, Inc.                                                 181,241     16,634,299             0.1%
    Nielsen Holdings P.L.C.                                             420,818     19,993,063             0.1%
    Norfolk Southern Corp.                                            1,598,000    127,887,940             0.7%
    Northrop Grumman Corp.                                              554,629    104,131,595             0.6%
    Orbital ATK, Inc.                                                    52,588      4,502,584             0.0%
    Owens Corning                                                       608,832     27,720,121             0.2%
#   PACCAR, Inc.                                                        343,343     18,077,009             0.1%
#   Pentair P.L.C.                                                      929,305     51,966,736             0.3%
    Precision Castparts Corp.                                           244,284     56,383,190             0.3%
#*  Quanta Services, Inc.                                               574,735     11,557,921             0.1%
#   Republic Services, Inc.                                           2,072,867     90,667,203             0.5%
#   Ryder System, Inc.                                                  243,500     17,478,430             0.1%
    Southwest Airlines Co.                                            3,733,160    172,807,976             0.9%
    Stanley Black & Decker, Inc.                                      1,095,910    116,144,542             0.6%
    Textron, Inc.                                                       422,640     17,822,729             0.1%
    Towers Watson & Co. Class A                                           2,445        302,104             0.0%
#   Trinity Industries, Inc.                                            236,607      6,404,951             0.0%
    Union Pacific Corp.                                               1,819,501    162,572,414             0.9%
*   United Rentals, Inc.                                                 82,922      6,207,541             0.0%
#*  Veritiv Corp.                                                         1,922         80,724             0.0%
#   Waste Connections, Inc.                                             468,818     25,541,205             0.1%
                                                                                --------------            ----
Total Industrials                                                                2,352,562,360            12.3%
                                                                                --------------            ----
Information Technology -- (10.3%)
#   Activision Blizzard, Inc.                                         2,987,304    103,838,687             0.5%
    Amdocs, Ltd.                                                         53,167      3,167,158             0.0%
#*  ARRIS Group, Inc.                                                    41,134      1,162,447             0.0%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                     ---------- -------------- ---------------
Information Technology -- (Continued)
*   Arrow Electronics, Inc.                                             572,564 $   31,485,294             0.2%
#   Avnet, Inc.                                                         694,662     31,558,495             0.2%
    Brocade Communications Systems, Inc.                              1,391,533     14,499,774             0.1%
#   CA, Inc.                                                          2,510,454     69,564,680             0.4%
    Cisco Systems, Inc.                                              13,742,784    396,479,319             2.1%
    Computer Sciences Corp.                                             318,655     21,219,237             0.1%
#   Corning, Inc.                                                     3,958,709     73,631,987             0.4%
*   EchoStar Corp. Class A                                                2,635        118,127             0.0%
    EMC Corp.                                                         6,310,731    165,467,367             0.9%
    Fidelity National Information Services, Inc.                      1,504,505    109,708,505             0.6%
*   First Solar, Inc.                                                   154,302      8,806,015             0.0%
#*  Flextronics International, Ltd.                                      62,772        714,973             0.0%
    Hewlett-Packard Co.                                               9,619,949    259,353,825             1.4%
    IAC/InterActiveCorp                                                 120,638      8,083,952             0.0%
    Ingram Micro, Inc. Class A                                          715,108     21,295,916             0.1%
    Intel Corp.                                                      11,297,597    382,536,635             2.0%
#   Jabil Circuit, Inc.                                                 403,242      9,266,501             0.0%
    Juniper Networks, Inc.                                              922,663     28,962,392             0.1%
    Lam Research Corp.                                                  555,768     42,566,271             0.2%
#   Marvell Technology Group, Ltd.                                      398,733      3,273,598             0.0%
#*  Micron Technology, Inc.                                           3,135,684     51,926,927             0.3%
*   NCR Corp.                                                            73,645      1,958,957             0.0%
*   Nuance Communications, Inc.                                          44,349        752,603             0.0%
#   NVIDIA Corp.                                                      1,824,559     51,762,739             0.3%
*   ON Semiconductor Corp.                                               22,525        247,775             0.0%
*   Qorvo, Inc.                                                         171,000      7,512,030             0.0%
    Symantec Corp.                                                    1,982,737     40,844,382             0.2%
    Western Digital Corp.                                               564,843     37,742,809             0.2%
    Xerox Corp.                                                       5,975,498     56,109,926             0.3%
*   Yahoo!, Inc.                                                        877,399     31,252,952             0.2%
                                                                                --------------            ----
Total Information Technology                                                     2,066,872,255            10.8%
                                                                                --------------            ----
Materials -- (3.2%)
    Airgas, Inc.                                                         14,746      1,417,975             0.0%
#   Albemarle Corp.                                                       9,464        506,513             0.0%
#   Alcoa, Inc.                                                       4,826,610     43,101,627             0.2%
    Ashland, Inc.                                                       388,650     42,642,678             0.2%
    Bemis Co., Inc.                                                     107,209      4,908,028             0.0%
    CF Industries Holdings, Inc.                                        392,811     19,943,014             0.1%
    Dow Chemical Co. (The)                                              822,454     42,496,198             0.2%
    Eastman Chemical Co.                                                373,305     26,941,422             0.1%
#   Freeport-McMoRan, Inc.                                            2,572,724     30,280,962             0.2%
    Huntsman Corp.                                                       26,923        354,576             0.0%
    International Paper Co.                                           1,992,585     85,063,454             0.5%
#   Martin Marietta Materials, Inc.                                      60,975      9,460,271             0.1%
    Mosaic Co. (The)                                                  1,558,227     52,652,490             0.3%
    Newmont Mining Corp.                                              2,143,745     41,717,278             0.2%
    Nucor Corp.                                                       1,855,602     78,491,965             0.4%
    Olin Corp.                                                          560,872     10,757,525             0.1%
#*  Platform Specialty Products Corp.                                   244,740      2,555,086             0.0%
    Reliance Steel & Aluminum Co.                                       359,269     21,541,769             0.1%
    Sonoco Products Co.                                                  27,480      1,173,121             0.0%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                                                    PERCENTAGE
                                                                         SHARES       VALUE+      OF NET ASSETS**
                                                                       ---------- --------------- ---------------
Materials -- (Continued)
             Steel Dynamics, Inc.                                         912,904 $    16,861,337             0.1%
             Vulcan Materials Co.                                         576,239      55,653,163             0.3%
             Westlake Chemical Corp.                                       35,086       2,114,633             0.0%
             WestRock Co.                                                 755,145      40,596,595             0.2%
                                                                                  ---------------           -----
Total Materials                                                                       631,231,680             3.3%
                                                                                  ---------------           -----
Telecommunication Services -- (4.4%)
             AT&T, Inc.                                                21,699,651     727,155,305             3.8%
#            CenturyLink, Inc.                                          2,359,827      66,570,720             0.3%
#            Frontier Communications Corp.                              2,486,292      12,779,541             0.1%
*            Level 3 Communications, Inc.                                 725,529      36,965,702             0.2%
#*           Sprint Corp.                                               2,096,161       9,914,841             0.1%
#*           T-Mobile US, Inc.                                            768,418      29,115,358             0.2%
#*           United States Cellular Corp.                                 203,140       8,275,924             0.0%
                                                                                  ---------------           -----
Total Telecommunication Services                                                      890,777,391             4.7%
                                                                                  ---------------           -----
Utilities -- (0.3%)
*            Calpine Corp.                                                916,143      14,209,378             0.1%
#            NRG Energy, Inc.                                           1,541,737      19,872,990             0.1%
#            UGI Corp.                                                    622,023      22,809,583             0.1%
                                                                                  ---------------           -----
Total Utilities                                                                        56,891,951             0.3%
                                                                                  ---------------           -----
TOTAL COMMON STOCKS                                                                19,083,093,052            99.9%
                                                                                  ---------------           -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)#*  Safeway Casa Ley Contingent Value Rights                     196,076         198,998             0.0%
(degrees)#*  Safeway PDC, LLC Contingent Value Rights                     196,076           9,568             0.0%
                                                                                  ---------------           -----
TOTAL RIGHTS/WARRANTS                                                                     208,566             0.0%
                                                                                  ---------------           -----
TOTAL INVESTMENT SECURITIES                                                        19,083,301,618
                                                                                  ---------------
TEMPORARY CASH INVESTMENTS -- (0.0%)
             State Street Institutional Liquid Reserves, 0.140%         9,754,555       9,754,555             0.1%
                                                                                  ---------------           -----
SECURITIES LENDING COLLATERAL -- (4.6%)
(S)@         DFA Short Term Investment Fund                            79,199,929     916,343,184             4.8%
                                                                                  ---------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $14,362,076,197)                              $20,009,399,357           104.8%
                                                                                  ===============           =====

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                          ----------------------------------------------------
                                                              LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                                          --------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary                                 $ 2,662,824,879           --   --    $ 2,662,824,879
   Consumer Staples                                           998,414,582           --   --        998,414,582
   Energy                                                   3,064,611,134           --   --      3,064,611,134
   Financials                                               4,101,664,284           --   --      4,101,664,284
   Health Care                                              2,257,242,536           --   --      2,257,242,536
   Industrials                                              2,352,562,360           --   --      2,352,562,360
   Information Technology                                   2,066,872,255           --   --      2,066,872,255
   Materials                                                  631,231,680           --   --        631,231,680
   Telecommunication Services                                 890,777,391           --   --        890,777,391
   Utilities                                                   56,891,951           --   --         56,891,951
Rights/Warrants                                                        -- $    208,566   --            208,566
Temporary Cash Investments                                      9,754,555           --   --          9,754,555
Securities Lending Collateral                                          --  916,343,184   --        916,343,184
                                                          --------------- ------------   --    ---------------
TOTAL                                                     $19,092,847,607 $916,551,750   --    $20,009,399,357
                                                          =============== ============   ==    ===============

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
COMMON STOCKS -- (94.9%)
AUSTRALIA -- (5.6%)
    Alumina, Ltd.                                                    4,595,906 $  3,525,989             0.0%
    Alumina, Ltd. Sponsored ADR                                        172,484      524,351             0.0%
    Asciano, Ltd.                                                    4,216,676   24,555,851             0.3%
    Aurizon Holdings, Ltd.                                           1,207,855    4,428,615             0.1%
    Bank of Queensland, Ltd.                                           789,787    7,321,795             0.1%
#   Bendigo and Adelaide Bank, Ltd.                                    852,012    6,463,498             0.1%
    BHP Billiton, Ltd.                                               5,172,675   84,835,680             0.9%
    BHP Billiton, Ltd. Sponsored ADR                                 1,465,288   48,193,322             0.5%
    Boral, Ltd.                                                      1,650,081    6,311,911             0.1%
    Echo Entertainment Group, Ltd.                                   1,832,302    6,622,323             0.1%
#   Fortescue Metals Group, Ltd.                                     2,888,182    4,267,689             0.0%
    Harvey Norman Holdings, Ltd.                                     1,068,950    3,003,279             0.0%
    Incitec Pivot, Ltd.                                              5,101,695   14,246,702             0.2%
    Lend Lease Group                                                    80,018      735,964             0.0%
    Macquarie Group, Ltd.                                              982,233   59,473,059             0.6%
    National Australia Bank, Ltd.                                      317,804    6,786,592             0.1%
*   Newcrest Mining, Ltd.                                            2,496,043   21,743,667             0.2%
#   Orica, Ltd.                                                        280,058    3,276,225             0.0%
#   Origin Energy, Ltd.                                              3,783,368   14,701,419             0.2%
    Qantas Airways, Ltd.                                             2,550,928    7,185,312             0.1%
    QBE Insurance Group, Ltd.                                        2,266,393   21,215,116             0.2%
    Rio Tinto, Ltd.                                                  1,068,577   38,210,229             0.4%
#   Santos, Ltd.                                                     4,404,343   18,181,722             0.2%
*   South32, Ltd.                                                    2,385,878    2,470,608             0.0%
*   South32, Ltd. ADR                                                  354,708    1,823,199             0.0%
    Suncorp Group, Ltd.                                              2,699,267   25,074,983             0.3%
    Tabcorp Holdings, Ltd.                                           2,298,480    7,681,694             0.1%
    Tatts Group, Ltd.                                                3,418,019    9,596,869             0.1%
    Treasury Wine Estates, Ltd.                                        998,012    4,995,105             0.1%
    Washington H Soul Pattinson & Co., Ltd.                             72,967      836,576             0.0%
    Wesfarmers, Ltd.                                                 1,470,384   41,118,255             0.4%
    Woodside Petroleum, Ltd.                                         1,794,972   37,645,866             0.4%
                                                                               ------------             ---
TOTAL AUSTRALIA                                                                 537,053,465             5.8%
                                                                               ------------             ---
AUSTRIA -- (0.1%)
*   Erste Group Bank AG                                                217,357    6,373,734             0.1%
    OMV AG                                                             117,337    3,124,423             0.0%
*   Raiffeisen Bank International AG                                    57,158      901,941             0.0%
                                                                               ------------             ---
TOTAL AUSTRIA                                                                    10,400,098             0.1%
                                                                               ------------             ---
BELGIUM -- (1.3%)
    Ageas                                                              579,966   25,575,249             0.3%
    Colruyt SA                                                          18,485      914,327             0.0%
    Delhaize Group                                                     246,555   22,877,545             0.2%
    Delhaize Group Sponsored ADR                                       211,600    4,913,352             0.1%
    KBC Groep NV                                                       365,690   22,234,555             0.2%
    Proximus SADP                                                      187,985    6,505,186             0.1%
    Solvay SA                                                          198,220   22,393,139             0.2%
    UCB SA                                                             128,640   11,119,373             0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
BELGIUM -- (Continued)
    Umicore SA                                                         187,273 $  7,951,246             0.1%
                                                                               ------------             ---
TOTAL BELGIUM                                                                   124,483,972             1.3%
                                                                               ------------             ---
CANADA -- (7.4%)
    Agnico Eagle Mines, Ltd.                                           463,830   13,121,751             0.1%
    Bank of Montreal                                                 1,105,966   64,245,565             0.7%
    Barrick Gold Corp.(2024644)                                        362,371    2,785,124             0.0%
    Barrick Gold Corp.(067901108)                                    3,139,307   24,141,271             0.3%
#*  BlackBerry, Ltd.(09228F103)                                        284,796    2,076,163             0.0%
#*  BlackBerry, Ltd.(BCBHZ31)                                          421,029    3,068,527             0.0%
    Cameco Corp.(13321L108)                                            383,160    5,429,377             0.1%
    Cameco Corp.(2166160)                                              506,586    7,174,956             0.1%
    Canadian Natural Resources, Ltd.(136385101)                      1,624,266   37,715,457             0.4%
    Canadian Natural Resources, Ltd.(2171573)                        1,849,320   42,881,143             0.5%
#   Canadian Oil Sands, Ltd.                                           606,916    4,581,111             0.0%
#   Canadian Tire Corp., Ltd. Class A                                  285,569   25,119,415             0.3%
    Cenovus Energy, Inc.                                             1,052,649   15,694,997             0.2%
    Crescent Point Energy Corp.(22576C101)                             556,076    7,579,321             0.1%
#   Crescent Point Energy Corp.(B67C8W8)                               374,472    5,103,312             0.1%
    Eldorado Gold Corp.(2307873)                                       881,059    3,079,259             0.0%
    Eldorado Gold Corp.(284902103)                                     109,318      382,613             0.0%
    Empire Co., Ltd.                                                   728,835   15,266,741             0.2%
#   Enbridge Income Fund Holdings, Inc.                                 34,200      840,615             0.0%
    Encana Corp.(292505104)                                          3,630,049   27,697,274             0.3%
    Encana Corp.(2793193)                                              153,446    1,167,626             0.0%
    Enerplus Corp.(292766102)                                          129,489      609,893             0.0%
#   Enerplus Corp.(B584T89)                                            291,127    1,373,703             0.0%
    Fairfax Financial Holdings, Ltd.                                    85,120   41,916,848             0.5%
    Finning International, Inc.                                        325,972    5,210,167             0.1%
#   First Quantum Minerals, Ltd.                                     1,695,455    9,050,378             0.1%
#   Genworth MI Canada, Inc.                                           112,861    2,790,453             0.0%
    George Weston, Ltd.                                                 78,313    6,595,157             0.1%
    Goldcorp, Inc.(380956409)                                          707,416    9,069,073             0.1%
    Goldcorp, Inc.(2676302)                                            668,943    8,558,746             0.1%
#   Husky Energy, Inc.                                               1,156,582   15,629,247             0.2%
#   Industrial Alliance Insurance & Financial Services, Inc.           263,012    8,628,950             0.1%
*   Kinross Gold Corp.                                               2,903,895    5,840,658             0.1%
#*  Lundin Mining Corp.                                                904,499    3,050,505             0.0%
    Manulife Financial Corp.(2492519)                                3,287,435   54,505,652             0.6%
    Manulife Financial Corp.(56501R106)                                394,139    6,538,766             0.1%
    Maple Leaf Foods, Inc.                                             138,143    2,196,385             0.0%
*   MEG Energy Corp.                                                   256,588    2,134,963             0.0%
    Precision Drilling Corp.(B5YPLH9)                                  793,285    3,154,697             0.0%
    Precision Drilling Corp.(74022D308)                                 14,251       56,291             0.0%
    Silver Wheaton Corp.                                               623,043    8,467,154             0.1%
    SNC-Lavalin Group, Inc.                                             16,100      516,022             0.0%
#   Sun Life Financial, Inc.                                           866,399   29,220,095             0.3%
    Suncor Energy, Inc.(B3NB1P2)                                     3,750,370  111,599,034             1.2%
    Suncor Energy, Inc.(867224107)                                     985,458   29,297,666             0.3%
#   Teck Resources, Ltd. Class B                                     1,123,435    6,581,150             0.1%
*   Tourmaline Oil Corp.                                               251,075    5,224,649             0.1%
#   TransAlta Corp.(2901628)                                           822,852    3,838,634             0.0%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
CANADA -- (Continued)
    TransAlta Corp.(89346D107)                                          88,516 $    410,714             0.0%
*   Turquoise Hill Resources, Ltd.(900435108)                          127,382      346,479             0.0%
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)                            978,939    2,650,233             0.0%
    West Fraser Timber Co., Ltd.                                        24,304      860,008             0.0%
#   Whitecap Resources, Inc.                                           675,235    5,995,318             0.1%
    WSP Global, Inc.                                                   123,318    4,292,930             0.0%
    Yamana Gold, Inc.                                                1,426,728    3,120,559             0.0%
                                                                               ------------             ---
TOTAL CANADA                                                                    708,482,795             7.7%
                                                                               ------------             ---
COLOMBIA -- (0.0%)
#   Pacific Exploration and Production Corp.                           892,124    1,739,765             0.0%
                                                                               ------------             ---
DENMARK -- (1.6%)
    AP Moeller - Maersk A.S. Class A                                     7,706   11,049,533             0.1%
    AP Moeller - Maersk A.S. Class B                                    19,275   28,446,437             0.3%
    Carlsberg A.S. Class B                                             334,440   27,400,374             0.3%
    Danske Bank A.S.                                                   526,093   14,474,741             0.2%
    DSV A.S.                                                           135,935    5,516,142             0.1%
*   H Lundbeck A.S.                                                     93,064    2,733,923             0.0%
    ISS A.S.                                                            48,009    1,688,776             0.0%
*   Jyske Bank A.S.                                                    112,778    5,501,262             0.1%
    TDC A.S.                                                         2,749,229   14,372,672             0.1%
    Vestas Wind Systems A.S.                                           721,756   42,081,411             0.5%
                                                                               ------------             ---
TOTAL DENMARK                                                                   153,265,271             1.7%
                                                                               ------------             ---
FINLAND -- (0.6%)
    Fortum Oyj                                                         928,335   13,921,211             0.2%
    Kesko Oyj Class A                                                      662       20,422             0.0%
    Kesko Oyj Class B                                                  138,917    4,434,832             0.0%
    Neste Oyj                                                          254,222    6,198,568             0.1%
    Stora Enso Oyj Class R                                           1,827,123   16,948,743             0.2%
    Stora Enso Oyj Sponsored ADR                                        91,500      845,460             0.0%
    UPM-Kymmene Oyj                                                    915,357   17,136,371             0.2%
    UPM-Kymmene Oyj Sponsored ADR                                       69,300    1,304,919             0.0%
                                                                               ------------             ---
TOTAL FINLAND                                                                    60,810,526             0.7%
                                                                               ------------             ---
FRANCE -- (9.3%)
    AXA SA                                                           4,004,754  106,879,326             1.2%
    AXA SA Sponsored ADR                                               140,900    3,762,030             0.0%
    BNP Paribas SA                                                   1,005,680   60,941,389             0.7%
    Bollore SA(4572709)                                              1,581,085    7,815,970             0.1%
*   Bollore SA(BZ0G303)                                                  7,465       36,956             0.0%
    Bouygues SA                                                        709,374   26,812,213             0.3%
    Casino Guichard Perrachon SA                                       178,667   10,265,267             0.1%
*   CGG SA Sponsored ADR                                               115,396      467,354             0.0%
#   Cie de Saint-Gobain                                              1,789,605   74,914,737             0.8%
    Cie Generale des Etablissements Michelin                           334,818   33,306,284             0.4%
    CNP Assurances                                                     408,378    5,825,198             0.1%
    Credit Agricole SA                                                 927,429   11,713,880             0.1%
    Eiffage SA                                                          46,924    2,923,436             0.0%
    Electricite de France SA                                           538,044   10,000,899             0.1%
    Engie SA                                                         3,247,971   56,842,074             0.6%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
FRANCE -- (Continued)
    Lagardere SCA                                                       179,834 $  5,232,343             0.1%
    Natixis SA                                                        2,133,151   13,058,045             0.1%
    Orange SA                                                         4,969,645   87,623,255             0.9%
*   Peugeot SA                                                        1,410,953   24,789,722             0.3%
    Renault SA                                                          759,515   71,564,612             0.8%
    Rexel SA                                                            598,646    8,170,206             0.1%
    SCOR SE                                                             318,283   11,834,608             0.1%
    Societe Generale SA                                               1,935,625   89,896,621             1.0%
    STMicroelectronics NV                                             1,904,563   13,122,952             0.1%
#   Total SA                                                          3,202,849  154,885,992             1.7%
#   Vallourec SA                                                        252,263    2,792,373             0.0%
                                                                                ------------             ---
TOTAL FRANCE                                                                     895,477,742             9.7%
                                                                                ------------             ---
GERMANY -- (7.3%)
    Allianz SE                                                          730,758  127,932,134             1.4%
    Allianz SE Sponsored ADR                                          2,811,910   49,349,021             0.5%
    Bayerische Motoren Werke AG                                         836,920   85,724,339             0.9%
*   Commerzbank AG                                                    1,603,495   17,634,791             0.2%
    Daimler AG                                                        2,214,556  192,032,407             2.1%
    Deutsche Bank AG(5750355)                                         1,316,420   36,845,010             0.4%
#   Deutsche Bank AG(D18190898)                                         815,783   22,801,135             0.3%
*   Deutsche Lufthansa AG                                               895,598   13,225,960             0.1%
    E.ON SE                                                           2,832,890   29,884,591             0.3%
    Fraport AG Frankfurt Airport Services Worldwide                     106,349    6,742,812             0.1%
    Hannover Rueck SE                                                    42,216    4,880,596             0.1%
    HeidelbergCement AG                                                 373,732   27,831,645             0.3%
    K+S AG                                                              444,055   11,209,416             0.1%
    Metro AG                                                            337,849   10,394,155             0.1%
    Muenchener Rueckversicherungs-Gesellschaft AG                       199,660   39,810,992             0.4%
    Osram Licht AG                                                       56,824    3,339,217             0.0%
#   RWE AG                                                               94,829    1,317,863             0.0%
*   Talanx AG                                                           132,540    4,246,944             0.1%
    Telefonica Deutschland Holding AG                                 1,344,231    8,653,691             0.1%
#   Volkswagen AG                                                        80,837   11,193,609             0.1%
                                                                                ------------             ---
TOTAL GERMANY                                                                    705,050,328             7.6%
                                                                                ------------             ---
HONG KONG -- (2.2%)
    Cathay Pacific Airways, Ltd.                                      4,385,000    8,674,443             0.1%
    CK Hutchison Holdings, Ltd.                                       1,904,984   26,183,860             0.3%
    FIH Mobile, Ltd.                                                  3,246,000    1,552,323             0.0%
    Great Eagle Holdings, Ltd.                                          619,101    2,036,445             0.0%
    Guoco Group, Ltd.                                                     6,000       68,794             0.0%
    Hang Lung Group, Ltd.                                             1,116,000    4,060,766             0.1%
    Hang Lung Properties, Ltd.                                        3,175,000    7,776,824             0.1%
    Henderson Land Development Co., Ltd.                                997,712    6,359,304             0.1%
    Hongkong & Shanghai Hotels (The)                                  1,287,131    1,461,968             0.0%
    Hopewell Holdings, Ltd.                                           1,086,669    3,921,080             0.0%
#   Kerry Logistics Network, Ltd.                                       325,000      483,388             0.0%
    Kerry Properties, Ltd.                                            1,905,000    5,626,821             0.1%
    MTR Corp., Ltd.                                                     928,124    4,210,609             0.1%
    New World Development Co., Ltd.                                  23,109,125   24,618,672             0.3%
    NWS Holdings, Ltd.                                                1,260,000    1,896,962             0.0%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
HONG KONG -- (Continued)
    Orient Overseas International, Ltd.                                 709,500 $  3,383,297             0.0%
    Shangri-La Asia, Ltd.                                             4,298,000    3,922,335             0.0%
    Sino Land Co., Ltd.                                               4,993,765    7,707,883             0.1%
    Sun Hung Kai Properties, Ltd.                                     2,951,920   39,469,101             0.4%
    Swire Pacific, Ltd. Class A                                       1,720,000   19,938,325             0.2%
    Swire Pacific, Ltd. Class B                                         557,500    1,211,581             0.0%
    Wharf Holdings, Ltd. (The)                                        3,706,990   22,105,800             0.2%
    Wheelock & Co., Ltd.                                              3,443,000   16,048,212             0.2%
    Yue Yuen Industrial Holdings, Ltd.                                  160,000      581,630             0.0%
                                                                                ------------             ---
TOTAL HONG KONG                                                                  213,300,423             2.3%
                                                                                ------------             ---
IRELAND -- (0.3%)
*   Bank of Ireland                                                  32,113,417   11,940,493             0.1%
    CRH P.L.C.                                                          295,666    8,092,621             0.1%
    CRH P.L.C. Sponsored ADR                                            215,216    5,888,310             0.1%
                                                                                ------------             ---
TOTAL IRELAND                                                                     25,921,424             0.3%
                                                                                ------------             ---
ISRAEL -- (0.4%)
#   Azrieli Group                                                        26,077    1,021,978             0.0%
    Bank Hapoalim BM                                                  3,220,797   16,765,432             0.2%
*   Bank Leumi Le-Israel BM                                           3,064,622   11,628,342             0.1%
*   Israel Discount Bank, Ltd. Class A                                  832,836    1,523,325             0.0%
    Mizrahi Tefahot Bank, Ltd.                                          307,021    3,731,363             0.1%
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR                   13,324      788,648             0.0%
                                                                                ------------             ---
TOTAL ISRAEL                                                                      35,459,088             0.4%
                                                                                ------------             ---
ITALY -- (1.8%)
*   Banca Monte dei Paschi di Siena SpA                               3,044,888    5,589,585             0.1%
*   Banco Popolare SC                                                   666,220    9,955,446             0.1%
    Eni SpA                                                           1,961,127   32,025,688             0.3%
    Mediobanca SpA                                                      520,196    5,231,491             0.1%
#*  Telecom Italia SpA Sponsored ADR                                  1,862,562   25,889,612             0.3%
    UniCredit SpA                                                    10,827,146   69,911,588             0.7%
    Unione di Banche Italiane SpA                                     3,409,526   25,509,200             0.3%
                                                                                ------------             ---
TOTAL ITALY                                                                      174,112,610             1.9%
                                                                                ------------             ---
JAPAN -- (21.4%)
    77 Bank, Ltd. (The)                                                 431,372    2,385,385             0.0%
    Aeon Co., Ltd.                                                    2,539,900   37,631,791             0.4%
    Aisin Seiki Co., Ltd.                                               472,800   18,764,955             0.2%
    Alfresa Holdings Corp.                                               26,348      505,233             0.0%
    Amada Holdings Co., Ltd.                                            542,100    4,834,656             0.1%
    Aoyama Trading Co., Ltd.                                              7,700      280,537             0.0%
    Asahi Glass Co., Ltd.                                             2,690,000   15,401,570             0.2%
    Asahi Kasei Corp.                                                 3,312,000   20,324,517             0.2%
    Autobacs Seven Co., Ltd.                                             21,100      370,001             0.0%
    Bank of Kyoto, Ltd. (The)                                           621,400    6,275,832             0.1%
    Bank of Yokohama, Ltd. (The)                                      2,110,000   13,168,742             0.1%
    Brother Industries, Ltd.                                            326,300    4,170,587             0.0%
    Canon Marketing Japan, Inc.                                         131,800    2,003,719             0.0%
    Chiba Bank, Ltd. (The)                                              873,000    6,368,561             0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
JAPAN -- (Continued)
    Chugoku Bank, Ltd. (The)                                           310,800 $  4,405,996             0.1%
    Citizen Holdings Co., Ltd.                                         689,600    5,226,819             0.1%
    Coca-Cola East Japan Co., Ltd.                                      75,500    1,061,104             0.0%
    Coca-Cola West Co., Ltd.                                           159,107    3,217,524             0.0%
    COMSYS Holdings Corp.                                               56,400      736,671             0.0%
*   Cosmo Energy Holdings Co., Ltd.                                     59,436      807,919             0.0%
    Dai Nippon Printing Co., Ltd.                                    1,013,000   10,476,527             0.1%
    Dai-ichi Life Insurance Co., Ltd. (The)                            854,300   14,778,781             0.2%
    Daido Steel Co., Ltd.                                              675,000    2,583,771             0.0%
#   Daihatsu Motor Co., Ltd.                                           564,800    6,918,629             0.1%
    Daiichi Sankyo Co., Ltd.                                            15,100      296,549             0.0%
    Denka Co., Ltd.                                                    992,000    4,603,391             0.1%
    DIC Corp.                                                        1,683,000    4,555,643             0.1%
    Ebara Corp.                                                        673,000    2,915,797             0.0%
    Fuji Media Holdings, Inc.                                           74,400      885,051             0.0%
    FUJIFILM Holdings Corp.                                            754,600   30,100,037             0.3%
#   Fukuoka Financial Group, Inc.                                    1,218,000    6,409,298             0.1%
#   Fukuyama Transporting Co., Ltd.                                     85,000      461,606             0.0%
    Furukawa Electric Co., Ltd.                                        633,000    1,158,404             0.0%
    Glory, Ltd.                                                        185,800    4,700,614             0.1%
    Gunma Bank, Ltd. (The)                                             650,397    4,094,054             0.0%
    H2O Retailing Corp.                                                198,900    3,863,741             0.0%
    Hachijuni Bank, Ltd. (The)                                         620,231    4,229,197             0.1%
    Hankyu Hanshin Holdings, Inc.                                    1,799,000   11,718,910             0.1%
    Hiroshima Bank, Ltd. (The)                                         637,000    3,537,618             0.0%
    Hitachi Capital Corp.                                               58,400    1,678,107             0.0%
    Hitachi Chemical Co., Ltd.                                         266,500    4,212,724             0.1%
#   Hitachi Construction Machinery Co., Ltd.                           384,700    5,957,784             0.1%
    Hitachi High-Technologies Corp.                                    101,600    2,732,334             0.0%
    Hitachi Transport System, Ltd.                                     105,000    1,848,456             0.0%
    Hitachi, Ltd.                                                    7,531,000   43,444,754             0.5%
    Hokuhoku Financial Group, Inc.                                   1,919,000    4,260,607             0.1%
    Honda Motor Co., Ltd.                                            3,334,800  110,316,638             1.2%
    House Foods Group, Inc.                                             65,300    1,128,229             0.0%
#   Ibiden Co., Ltd.                                                   459,900    6,337,019             0.1%
    Idemitsu Kosan Co., Ltd.                                           154,596    2,535,290             0.0%
#   Iida Group Holdings Co., Ltd.                                      163,700    3,068,207             0.0%
    Inpex Corp.                                                      1,335,200   12,727,125             0.1%
    ITOCHU Corp.                                                     3,608,800   45,156,836             0.5%
    Iyo Bank, Ltd. (The)                                               476,000    5,118,041             0.1%
    J Front Retailing Co., Ltd.                                        832,300   13,668,258             0.2%
#   JFE Holdings, Inc.                                               1,424,800   22,398,597             0.2%
    Joyo Bank, Ltd. (The)                                            1,145,000    5,947,269             0.1%
    JSR Corp.                                                           18,500      292,176             0.0%
    JTEKT Corp.                                                         80,600    1,389,289             0.0%
#   JX Holdings, Inc.                                                3,944,433   15,488,443             0.2%
#   K's Holdings Corp.                                                  71,300    2,516,221             0.0%
    Kamigumi Co., Ltd.                                                 442,000    3,797,509             0.0%
    Kaneka Corp.                                                     1,045,542    9,271,081             0.1%
    Kawasaki Kisen Kaisha, Ltd.                                      4,013,000    9,009,640             0.1%
    Keiyo Bank, Ltd. (The)                                             233,000    1,170,662             0.0%
    Kinden Corp.                                                       207,000    2,689,428             0.0%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
JAPAN -- (Continued)
    Kobe Steel, Ltd.                                                 14,072,000 $ 17,769,727             0.2%
    Komatsu, Ltd.                                                       480,400    7,896,569             0.1%
    Konica Minolta, Inc.                                              1,745,500   17,933,990             0.2%
    Kuraray Co., Ltd.                                                 1,181,800   14,576,172             0.2%
    Kurita Water Industries, Ltd.                                         7,500      169,356             0.0%
    Kyocera Corp.                                                       229,500   10,381,350             0.1%
    Kyocera Corp. Sponsored ADR                                          25,197    1,139,660             0.0%
*   Kyushu Financial Group, Inc.                                        528,349    4,063,211             0.0%
    Lintec Corp.                                                          1,700       39,823             0.0%
    LIXIL Group Corp.                                                   445,400    9,536,033             0.1%
    Maeda Road Construction Co., Ltd.                                    36,000      654,389             0.0%
    Marubeni Corp.                                                    3,901,000   22,540,084             0.2%
    Marui Group Co., Ltd.                                                58,442      754,882             0.0%
#   Maruichi Steel Tube, Ltd.                                            31,300      801,539             0.0%
    Medipal Holdings Corp.                                              146,400    2,554,981             0.0%
#   Mitsubishi Chemical Holdings Corp.                                6,451,800   40,204,752             0.4%
    Mitsubishi Corp.                                                  1,327,500   24,134,723             0.3%
    Mitsubishi Gas Chemical Co., Inc.                                   609,000    3,395,408             0.0%
#   Mitsubishi Heavy Industries, Ltd.                                 2,091,000   10,541,708             0.1%
    Mitsubishi Logistics Corp.                                           19,000      272,686             0.0%
    Mitsubishi Materials Corp.                                        5,182,000   18,076,537             0.2%
    Mitsubishi UFJ Financial Group, Inc.                             21,459,506  138,789,997             1.5%
#   Mitsubishi UFJ Financial Group, Inc. Sponsored ADR                4,781,372   30,935,477             0.3%
    Mitsui & Co., Ltd.                                                1,717,700   21,785,434             0.2%
    Mitsui & Co., Ltd. Sponsored ADR                                     11,723    2,957,361             0.0%
    Mitsui Chemicals, Inc.                                            3,169,800   11,985,493             0.1%
    Mitsui Engineering & Shipbuilding Co., Ltd.                         939,000    1,445,608             0.0%
    Mitsui Mining & Smelting Co., Ltd.                                   69,030      132,694             0.0%
    Mitsui OSK Lines, Ltd.                                            2,191,000    5,850,876             0.1%
    Mizuho Financial Group, Inc.                                     51,633,200  106,356,355             1.2%
    Mizuho Financial Group, Inc. ADR                                    205,757      841,546             0.0%
    MS&AD Insurance Group Holdings, Inc.                                587,253   17,312,568             0.2%
    Nagase & Co., Ltd.                                                  149,589    1,855,131             0.0%
    NEC Corp.                                                        10,595,101   32,685,693             0.4%
    NH Foods, Ltd.                                                      179,536    3,744,853             0.0%
    NHK Spring Co., Ltd.                                                455,600    4,637,055             0.1%
#   Nikon Corp.                                                         779,200   10,080,093             0.1%
    Nippo Corp.                                                         148,000    2,579,028             0.0%
#   Nippon Electric Glass Co., Ltd.                                     633,000    3,097,501             0.0%
    Nippon Express Co., Ltd.                                          3,185,238   16,409,353             0.2%
#   Nippon Paper Industries Co., Ltd.                                   334,100    6,192,440             0.1%
    Nippon Shokubai Co., Ltd.                                            58,600    4,585,863             0.1%
    Nippon Steel & Sumitomo Metal Corp.                               2,021,593   40,982,827             0.4%
    Nippon Yusen K.K.                                                 7,713,000   20,180,409             0.2%
    Nishi-Nippon City Bank, Ltd. (The)                                  974,569    2,847,834             0.0%
    Nissan Motor Co., Ltd.                                            5,844,900   60,589,514             0.7%
    Nisshinbo Holdings, Inc.                                            305,000    4,142,088             0.0%
    NOK Corp.                                                           184,620    4,338,507             0.1%
    Nomura Holdings, Inc.                                               740,400    4,657,370             0.1%
    Nomura Real Estate Holdings, Inc.                                    70,700    1,510,784             0.0%
    NTN Corp.                                                         1,462,000    7,265,714             0.1%
    NTT DOCOMO, Inc.                                                  1,243,800   24,223,609             0.3%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
JAPAN -- (Continued)
    Obayashi Corp.                                                     279,682 $  2,452,828             0.0%
    Oji Holdings Corp.                                               3,534,000   18,302,584             0.2%
    Otsuka Holdings Co., Ltd.                                          278,200    9,258,609             0.1%
    Resona Holdings, Inc.                                            4,215,400   22,305,044             0.2%
#   Ricoh Co., Ltd.                                                  3,215,400   34,655,247             0.4%
    Rohm Co., Ltd.                                                      95,600    4,725,657             0.1%
    Sankyo Co., Ltd.                                                    82,500    3,179,522             0.0%
    SBI Holdings, Inc.                                                 311,800    3,529,051             0.0%
    Sega Sammy Holdings, Inc.                                           34,700      365,420             0.0%
    Seino Holdings Co., Ltd.                                           264,400    3,137,966             0.0%
    Sekisui Chemical Co., Ltd.                                         105,000    1,238,895             0.0%
    Sekisui House, Ltd.                                              1,588,100   26,436,174             0.3%
#   Shiga Bank, Ltd. (The)                                             227,185    1,214,275             0.0%
    Shinsei Bank, Ltd.                                               2,649,000    5,554,352             0.1%
    Shizuoka Bank, Ltd. (The)                                          948,000    9,510,111             0.1%
    Showa Denko K.K.                                                 5,905,000    7,437,193             0.1%
    Showa Shell Sekiyu K.K.                                            231,300    2,041,558             0.0%
    SKY Perfect JSAT Holdings, Inc.                                    524,100    2,758,619             0.0%
    Sojitz Corp.                                                     1,906,800    4,194,000             0.1%
    Sompo Japan Nipponkoa Holdings, Inc.                               270,800    8,502,649             0.1%
*   Sony Corp. Sponsored ADR                                           818,933   23,257,697             0.3%
    Sumitomo Chemical Co., Ltd.                                      6,896,000   39,501,686             0.4%
    Sumitomo Corp.                                                   1,087,100   11,889,916             0.1%
#   Sumitomo Dainippon Pharma Co., Ltd.                                139,000    1,538,459             0.0%
    Sumitomo Electric Industries, Ltd.                               2,774,300   37,863,503             0.4%
    Sumitomo Forestry Co., Ltd.                                        493,000    5,896,577             0.1%
    Sumitomo Heavy Industries, Ltd.                                  1,822,000    8,209,954             0.1%
    Sumitomo Metal Mining Co., Ltd.                                    992,000   12,307,152             0.1%
#   Sumitomo Mitsui Financial Group, Inc.                            2,728,500  108,849,809             1.2%
    Sumitomo Mitsui Trust Holdings, Inc.                             4,265,629   16,373,817             0.2%
    Sumitomo Osaka Cement Co., Ltd.                                    196,000      755,291             0.0%
    Sumitomo Rubber Industries, Ltd.                                   503,000    7,481,359             0.1%
    Suzuken Co., Ltd.                                                  131,450    5,031,107             0.1%
    Suzuki Motor Corp.                                                 463,300   15,170,045             0.2%
    T&D Holdings, Inc.                                               2,073,500   27,247,272             0.3%
#   Taisho Pharmaceutical Holdings Co., Ltd.                            26,699    1,665,879             0.0%
    Takashimaya Co., Ltd.                                              753,634    6,736,891             0.1%
    TDK Corp.                                                          492,800   31,389,596             0.3%
    Teijin, Ltd.                                                     3,858,450   13,620,514             0.2%
    THK Co., Ltd.                                                      114,100    2,149,373             0.0%
    Tokai Rika Co., Ltd.                                               165,500    3,578,557             0.0%
    Tokio Marine Holdings, Inc.                                         12,800      493,205             0.0%
    Tokyo Broadcasting System Holdings, Inc.                            20,600      306,057             0.0%
    Toppan Printing Co., Ltd.                                          936,000    8,393,548             0.1%
*   Toshiba Corp.                                                    5,806,000   16,379,057             0.2%
    Tosoh Corp.                                                      1,636,000    8,308,826             0.1%
    Toyo Seikan Group Holdings, Ltd.                                   284,849    5,504,216             0.1%
    Toyobo Co., Ltd.                                                   664,000      973,323             0.0%
    Toyoda Gosei Co., Ltd.                                             203,600    4,666,931             0.1%
    Toyota Boshoku Corp.                                                34,600      739,293             0.0%
    Toyota Tsusho Corp.                                                923,500   21,150,044             0.2%
    Ube Industries, Ltd.                                             3,078,000    6,463,065             0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                                PERCENTAGE
                                                                      SHARES      VALUE++     OF NET ASSETS**
                                                                     --------- -------------- ---------------
JAPAN -- (Continued)
    Ushio, Inc.                                                         36,800 $      506,950             0.0%
    Wacoal Holdings Corp.                                              172,000      2,158,339             0.0%
#   Yamada Denki Co., Ltd.                                           1,254,400      5,643,095             0.1%
#   Yamaguchi Financial Group, Inc.                                    358,148      4,405,072             0.1%
    Yamaha Corp.                                                       152,400      3,782,379             0.0%
#   Yamato Kogyo Co., Ltd.                                              40,700      1,084,130             0.0%
    Yamazaki Baking Co., Ltd.                                           63,000      1,213,290             0.0%
    Yokohama Rubber Co., Ltd. (The)                                    193,000      3,710,163             0.0%
    Zeon Corp.                                                          61,000        497,868             0.0%
                                                                               --------------            ----
TOTAL JAPAN                                                                     2,054,520,175            22.3%
                                                                               --------------            ----
NETHERLANDS -- (2.8%)
    Aegon NV                                                         3,034,518     18,621,215             0.2%
    Akzo Nobel NV                                                       32,273      2,282,681             0.0%
    ArcelorMittal(B03XPL1)                                           3,474,174     19,400,712             0.2%
#   ArcelorMittal(B295F26)                                             638,488      3,581,918             0.1%
    Boskalis Westminster                                               192,237      9,330,156             0.1%
    ING Groep NV                                                     6,261,830     91,466,780             1.0%
    ING Groep NV Sponsored ADR                                       1,202,410     17,398,873             0.2%
    Koninklijke DSM NV                                                 700,750     37,355,263             0.4%
    Koninklijke KPN NV                                               3,251,631     11,914,629             0.1%
    Koninklijke Philips NV(500472303)                                  296,833      7,996,681             0.1%
    Koninklijke Philips NV(5986622)                                  1,816,357     48,966,694             0.5%
    NN Group NV                                                         10,548        330,499             0.0%
    TNT Express NV                                                      72,118        606,009             0.0%
                                                                               --------------            ----
TOTAL NETHERLANDS                                                                 269,252,110             2.9%
                                                                               --------------            ----
NEW ZEALAND -- (0.1%)
#   Auckland International Airport, Ltd.                               691,489      2,457,290             0.0%
    Fletcher Building, Ltd.                                            824,808      4,154,266             0.1%
    Fonterra Co-operative Group, Ltd.                                   16,149         58,783             0.0%
                                                                               --------------            ----
TOTAL NEW ZEALAND                                                                   6,670,339             0.1%
                                                                               --------------            ----
NORWAY -- (0.6%)
    Aker ASA Class A                                                    19,081        375,811             0.0%
    DNB ASA                                                            523,007      6,658,899             0.1%
    Norsk Hydro ASA                                                  2,517,143      9,015,855             0.1%
    Norsk Hydro ASA Sponsored ADR                                       59,900        212,645             0.0%
#   Seadrill, Ltd.(B0HWHV8)                                            846,533      5,477,068             0.1%
#   Seadrill, Ltd.(B09RMQ1)                                             31,862        204,892             0.0%
    SpareBank 1 SR-Bank ASA                                             35,170        168,002             0.0%
    Statoil ASA                                                      1,375,001     22,225,873             0.2%
#   Statoil ASA Sponsored ADR                                          592,648      9,577,192             0.1%
*   Storebrand ASA                                                     777,915      2,714,400             0.0%
*   Subsea 7 SA                                                        510,807      4,006,407             0.1%
    Yara International ASA                                              22,709      1,031,578             0.0%
                                                                               --------------            ----
TOTAL NORWAY                                                                       61,668,622             0.7%
                                                                               --------------            ----
PORTUGAL -- (0.0%)
*   Banco Comercial Portugues SA Class R                             6,525,893        374,081             0.0%
*   Banco Espirito Santo SA                                          2,631,973             --             0.0%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
PORTUGAL -- (Continued)
    EDP Renovaveis SA                                                   541,158 $  3,925,987             0.0%
                                                                                ------------             ---
TOTAL PORTUGAL                                                                     4,300,068             0.0%
                                                                                ------------             ---
SINGAPORE -- (1.0%)
    CapitaLand, Ltd.                                                  2,723,000    6,006,698             0.1%
    City Developments, Ltd.                                             709,400    4,014,715             0.0%
    DBS Group Holdings, Ltd.                                             71,187      875,247             0.0%
    Frasers Centrepoint, Ltd.                                           425,400      494,663             0.0%
    Golden Agri-Resources, Ltd.                                      13,223,300    3,669,761             0.0%
    Hutchison Port Holdings Trust                                    16,030,600    8,878,644             0.1%
#   Keppel Corp., Ltd.                                                  474,200    2,386,980             0.0%
#   Noble Group, Ltd.                                                15,073,900    5,412,121             0.1%
    Olam International, Ltd.                                            466,600      664,284             0.0%
#   Oversea-Chinese Banking Corp., Ltd.                               1,820,979   11,704,985             0.1%
    SembCorp Industries, Ltd.                                         2,338,500    5,958,861             0.1%
    Singapore Airlines, Ltd.                                          2,563,200   19,719,313             0.2%
    United Industrial Corp., Ltd.                                     1,994,413    4,381,557             0.1%
    United Overseas Bank, Ltd.                                          103,900    1,508,709             0.0%
    UOL Group, Ltd.                                                   1,001,864    4,675,458             0.1%
    Venture Corp., Ltd.                                                 125,300      738,419             0.0%
    Wheelock Properties Singapore, Ltd.                                 669,100      727,300             0.0%
    Wilmar International, Ltd.                                        4,154,000    9,256,641             0.1%
                                                                                ------------             ---
TOTAL SINGAPORE                                                                   91,074,356             1.0%
                                                                                ------------             ---
SPAIN -- (2.9%)
    Acciona SA                                                           94,122    7,895,855             0.1%
#   Banco de Sabadell SA                                              8,951,876   17,270,866             0.2%
    Banco Popular Espanol SA                                          3,642,003   13,847,229             0.2%
    Banco Santander SA                                               19,371,024  108,210,378             1.2%
    Banco Santander SA Sponsored ADR                                    776,922    4,304,148             0.0%
    CaixaBank SA                                                         91,449      350,264             0.0%
    Iberdrola SA                                                     14,302,198  101,990,959             1.1%
    Mapfre SA                                                         1,275,685    3,784,655             0.0%
    Repsol SA                                                         1,820,865   22,921,739             0.2%
                                                                                ------------             ---
TOTAL SPAIN                                                                      280,576,093             3.0%
                                                                                ------------             ---
SWEDEN -- (3.0%)
    Boliden AB                                                        1,273,315   24,379,352             0.3%
    Holmen AB Class A                                                     5,131      155,114             0.0%
    Holmen AB Class B                                                    26,875      810,142             0.0%
#   ICA Gruppen AB                                                        2,667       95,143             0.0%
    Meda AB Class A                                                     288,268    4,230,680             0.0%
    Nordea Bank AB                                                    3,886,422   42,881,354             0.5%
    Skandinaviska Enskilda Banken AB Class A                          3,806,534   39,971,922             0.4%
#   Skandinaviska Enskilda Banken AB Class C                             23,992      258,789             0.0%
#*  SSAB AB Class A                                                     181,327      653,751             0.0%
*   SSAB AB Class B                                                      77,575      244,840             0.0%
    Svenska Cellulosa AB SCA Class A                                     69,959    2,064,165             0.0%
    Svenska Cellulosa AB SCA Class B                                  2,234,256   65,807,693             0.7%
    Svenska Handelsbanken AB Class A                                    544,381    7,393,493             0.1%
    Swedbank AB Class A                                                 214,941    4,925,023             0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
SWEDEN -- (Continued)
    Tele2 AB Class B                                                    840,482 $  8,393,561             0.1%
#   Telefonaktiebolaget LM Ericsson Class A                              28,098      255,283             0.0%
    Telefonaktiebolaget LM Ericsson Class B                           4,879,427   47,489,038             0.5%
    Telefonaktiebolaget LM Ericsson Sponsored ADR                       834,580    8,128,809             0.1%
    TeliaSonera AB                                                    5,789,696   29,582,560             0.3%
                                                                                ------------             ---
TOTAL SWEDEN                                                                     287,720,712             3.1%
                                                                                ------------             ---
SWITZERLAND -- (8.5%)
    ABB, Ltd.                                                         4,761,575   89,830,421             1.0%
    ABB, Ltd. Sponsored ADR                                             271,992    5,135,209             0.1%
    Adecco SA                                                           640,328   47,598,969             0.5%
    Aryzta AG                                                           244,085   10,991,149             0.1%
    Baloise Holding AG                                                  200,163   23,998,901             0.2%
    Banque Cantonale Vaudoise                                               468      288,202             0.0%
    Cie Financiere Richemont SA                                         928,099   79,582,225             0.9%
    Clariant AG                                                         951,816   17,502,319             0.2%
    Credit Suisse Group AG                                            1,236,720   30,845,304             0.3%
#   Credit Suisse Group AG Sponsored ADR                              1,058,153   26,453,825             0.3%
*   Dufry AG                                                              8,748    1,021,987             0.0%
    Julius Baer Group, Ltd.                                             175,211    8,687,400             0.1%
    LafargeHolcim, Ltd.(7110753)                                        932,270   52,500,549             0.6%
*   LafargeHolcim, Ltd.(BZ3DNX4)                                        490,757   27,601,542             0.3%
    Lonza Group AG                                                      162,986   23,923,040             0.2%
    Nestle SA                                                            84,133    6,425,568             0.1%
    Novartis AG                                                         257,959   23,368,158             0.2%
#   Sulzer AG                                                            50,596    5,112,508             0.1%
    Swatch Group AG (The)(7184736)                                      100,404    7,253,358             0.1%
    Swatch Group AG (The)(7184725)                                       94,264   36,813,809             0.4%
    Swiss Life Holding AG                                                71,448   17,025,334             0.2%
    Swiss Re AG                                                       1,037,390   96,301,702             1.0%
    Syngenta AG                                                         100,750   33,849,004             0.4%
    UBS Group AG(BRJL176)                                             2,463,478   49,201,633             0.5%
*   UBS Group AG(H42097107)                                             500,015   10,015,300             0.1%
    Zurich Insurance Group AG                                           343,651   90,689,469             1.0%
                                                                                ------------             ---
TOTAL SWITZERLAND                                                                822,016,885             8.9%
                                                                                ------------             ---
UNITED KINGDOM -- (16.7%)
    Anglo American P.L.C.                                             3,418,604   28,681,091             0.3%
    Aviva P.L.C.                                                      2,212,396   16,534,493             0.2%
    Barclays P.L.C.                                                   4,723,018   16,827,071             0.2%
    Barclays P.L.C. Sponsored ADR                                     5,103,338   72,620,500             0.8%
    Barratt Developments P.L.C.                                       1,006,942    9,485,862             0.1%
    BP P.L.C.                                                         1,912,816   11,367,838             0.1%
    BP P.L.C. Sponsored ADR                                           8,753,160  312,487,811             3.4%
    Carnival P.L.C.                                                     204,531   11,383,306             0.1%
    Carnival P.L.C. ADR                                                  64,057    3,571,178             0.0%
    Glencore P.L.C.                                                  15,677,236   27,065,978             0.3%
    HSBC Holdings P.L.C.                                             20,428,278  159,605,431             1.7%
#   HSBC Holdings P.L.C. Sponsored ADR                                2,554,625   99,809,198             1.1%
    Investec P.L.C.                                                     776,855    6,471,357             0.1%
    J Sainsbury P.L.C.                                                4,609,837   18,888,509             0.2%
    Kingfisher P.L.C.                                                 6,997,686   38,037,779             0.4%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                                   PERCENTAGE
                                                                         SHARES       VALUE++    OF NET ASSETS**
                                                                       ---------- -------------- ---------------
UNITED KINGDOM -- (Continued)
#     Lloyds Banking Group P.L.C. ADR                                   1,322,959 $    6,059,152             0.1%
      Old Mutual P.L.C.                                                 9,672,569     31,613,915             0.4%
      Pearson P.L.C. Sponsored ADR                                      1,176,118     15,665,892             0.2%
*     Royal Bank of Scotland Group P.L.C.                               3,927,884     19,194,155             0.2%
#*    Royal Bank of Scotland Group P.L.C. Sponsored ADR                   400,166      3,873,607             0.0%
      Royal Dutch Shell P.L.C. Class A                                  1,867,596     48,757,978             0.5%
      Royal Dutch Shell P.L.C. Class B                                    255,146      6,680,969             0.1%
#     Royal Dutch Shell P.L.C. Sponsored ADR(B03MM73)                   3,323,210    175,099,935             1.9%
      Royal Dutch Shell P.L.C. Sponsored ADR(780259206)                 1,338,497     70,217,553             0.8%
      Royal Mail P.L.C.                                                   367,647      2,518,777             0.0%
      RSA Insurance Group P.L.C.                                          188,300      1,218,663             0.0%
      Standard Chartered P.L.C.                                         4,035,713     44,798,973             0.5%
      Vodafone Group P.L.C.                                            58,351,986    192,032,427             2.1%
      Vodafone Group P.L.C. Sponsored ADR                               4,011,201    132,249,306             1.4%
      WM Morrison Supermarkets P.L.C.                                   7,694,512     19,951,805             0.2%
                                                                                  --------------           -----
TOTAL UNITED KINGDOM                                                               1,602,770,509            17.4%
                                                                                  --------------           -----
TOTAL COMMON STOCKS                                                                9,126,127,376            98.9%
                                                                                  --------------           -----
PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
      Bayerische Motoren Werke AG                                          28,629      2,315,143             0.1%
      Porsche Automobil Holding SE                                        242,713     11,345,357             0.1%
      Volkswagen AG                                                       396,506     47,594,617             0.5%
                                                                                  --------------           -----
TOTAL GERMANY                                                                         61,255,117             0.7%
                                                                                  --------------           -----
TOTAL PREFERRED STOCKS                                                                61,255,117             0.7%
                                                                                  --------------           -----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*     Treasury Wine Estates, Ltd. Rights 11/04/15                         117,413             --             0.0%
                                                                                  --------------           -----
SPAIN -- (0.0%)
*     Banco Santander SA Rights 11/03/15                               19,371,023      1,065,068             0.0%
                                                                                  --------------           -----
TOTAL RIGHTS/WARRANTS                                                                  1,065,068             0.0%
                                                                                  --------------           -----
TOTAL INVESTMENT SECURITIES                                                        9,188,447,561
                                                                                  --------------

                                                                                      VALUE+
                                                                                  --------------
SECURITIES LENDING COLLATERAL -- (4.5%)
(S)@  DFA Short Term Investment Fund                                   37,531,967    434,244,856             4.7%
                                                                                  --------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $9,600,064,667)                               $9,622,692,417           104.3%
                                                                                  ==============           =====

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                          ----------------------------------------------------
                                                             LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                                          -------------- -------------- ------- --------------
Common Stocks
   Australia                                              $   57,726,184 $  479,327,281   --    $  537,053,465
   Austria                                                            --     10,400,098   --        10,400,098
   Belgium                                                     4,913,352    119,570,620   --       124,483,972
   Canada                                                    708,482,795             --   --       708,482,795
   Colombia                                                    1,739,765             --   --         1,739,765
   Denmark                                                            --    153,265,271   --       153,265,271
   Finland                                                     2,150,379     58,660,147   --        60,810,526
   France                                                      4,266,340    891,211,402   --       895,477,742
   Germany                                                    72,150,156    632,900,172   --       705,050,328
   Hong Kong                                                          --    213,300,423   --       213,300,423
   Ireland                                                     5,888,310     20,033,114   --        25,921,424
   Israel                                                        788,648     34,670,440   --        35,459,088
   Italy                                                      25,889,612    148,222,998   --       174,112,610
   Japan                                                      63,194,952  1,991,325,223   --     2,054,520,175
   Netherlands                                                28,977,472    240,274,638   --       269,252,110
   New Zealand                                                        --      6,670,339   --         6,670,339
   Norway                                                     15,266,905     46,401,717   --        61,668,622
   Portugal                                                           --      4,300,068   --         4,300,068
   Singapore                                                          --     91,074,356   --        91,074,356
   Spain                                                       4,304,148    276,271,945   --       280,576,093
   Sweden                                                      8,128,809    279,591,903   --       287,720,712
   Switzerland                                                41,604,334    780,412,551   --       822,016,885
   United Kingdom                                            891,654,132    711,116,377   --     1,602,770,509
Preferred Stocks
   Germany                                                            --     61,255,117   --        61,255,117
Rights/Warrants
   Australia                                                          --             --   --                --
   Spain                                                              --      1,065,068   --         1,065,068
Securities Lending Collateral                                         --    434,244,856   --       434,244,856
                                                          -------------- --------------   --    --------------
TOTAL                                                     $1,937,126,293 $7,685,566,124   --    $9,622,692,417
                                                          ============== ==============   ==    ==============

                       THE JAPANESE SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
COMMON STOCKS -- (90.4%)
Consumer Discretionary -- (18.4%)
    Accordia Golf Co., Ltd.                                            350,289 $ 3,175,803             0.1%
    Adastria Co., Ltd.                                                  97,320   5,478,591             0.2%
#   Aeon Fantasy Co., Ltd.                                              54,232     883,223             0.0%
*   AGORA Hospitality Group Co., Ltd.                                  591,000     204,945             0.0%
    Ahresty Corp.                                                      123,400     828,887             0.0%
#*  Aigan Co., Ltd.                                                     95,200     199,043             0.0%
    Aisan Industry Co., Ltd.                                           201,800   2,018,327             0.1%
#   Akebono Brake Industry Co., Ltd.                                   436,100   1,276,885             0.1%
#   Alpen Co., Ltd.                                                    109,300   1,789,199             0.1%
    Alpha Corp.                                                         30,400     329,882             0.0%
    Alpine Electronics, Inc.                                           277,500   3,643,735             0.2%
    Amiyaki Tei Co., Ltd.                                               23,800     846,143             0.0%
    Amuse, Inc.                                                         25,799   1,040,894             0.1%
*   Anrakutei Co., Ltd.                                                 22,000      81,365             0.0%
    AOI Pro, Inc.                                                       44,800     342,915             0.0%
    AOKI Holdings, Inc.                                                268,400   3,271,531             0.1%
    Aoyama Trading Co., Ltd.                                           307,000  11,185,037             0.4%
    Arata Corp.                                                         20,400     431,455             0.0%
    Arcland Sakamoto Co., Ltd.                                          88,100   1,928,540             0.1%
    ARCLAND SERVICE Co., Ltd.                                            4,200     167,597             0.0%
    Asahi Broadcasting Corp.                                            21,200     142,052             0.0%
#   Asahi Co., Ltd.                                                     92,300     906,588             0.0%
    Asante, Inc.                                                         6,900      86,085             0.0%
    Asatsu-DK, Inc.                                                    198,500   4,871,230             0.2%
#   Ashimori Industry Co., Ltd.                                        310,000     488,277             0.0%
#   Atom Corp.                                                         240,800   1,301,522             0.1%
    Atsugi Co., Ltd.                                                   743,000     724,526             0.0%
#   Autobacs Seven Co., Ltd.                                           398,500   6,987,926             0.3%
#   Avex Group Holdings, Inc.                                          237,300   2,797,374             0.1%
    Belluna Co., Ltd.                                                  246,500   1,406,664             0.1%
#   Best Denki Co., Ltd.                                               370,800     419,911             0.0%
#   Bic Camera, Inc.                                                   483,600   3,934,624             0.2%
    Bookoff Corp.                                                       63,300     484,574             0.0%
#   Broccoli Co., Ltd.                                                  22,000      67,673             0.0%
#   BRONCO BILLY Co., Ltd.                                              42,500     818,223             0.0%
    Calsonic Kansei Corp.                                            1,015,000   8,089,220             0.3%
#   Can Do Co., Ltd.                                                    63,500     833,779             0.0%
    Central Sports Co., Ltd.                                            31,800     593,487             0.0%
    CHIMNEY Co., Ltd.                                                   26,600     680,435             0.0%
#   Chiyoda Co., Ltd.                                                   94,400   3,129,605             0.1%
    Chofu Seisakusho Co., Ltd.                                          83,800   1,739,316             0.1%
#   Chori Co., Ltd.                                                     71,800   1,011,925             0.1%
    Chuo Spring Co., Ltd.                                              196,000     467,947             0.0%
#   Clarion Co., Ltd.                                                  782,000   2,678,730             0.1%
    Cleanup Corp.                                                      129,700     819,630             0.0%
#   Colowide Co., Ltd.                                                 347,000   4,703,291             0.2%
    Corona Corp.                                                        80,100     789,028             0.0%
    Cross Plus, Inc.                                                    22,000     125,592             0.0%
    DA Consortium, Inc.                                                144,000     563,725             0.0%
#   Daido Metal Co., Ltd.                                              184,600   1,729,300             0.1%
#   Daidoh, Ltd.                                                       137,200     570,694             0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED



                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Daiichikosho Co., Ltd.                                             189,100 $6,306,866             0.3%
    Daikoku Denki Co., Ltd.                                             43,400    560,085             0.0%
    Dainichi Co., Ltd.                                                  49,300    293,677             0.0%
    Daisyo Corp.                                                        47,200    557,510             0.0%
    DCM Holdings Co., Ltd.                                             530,600  3,515,018             0.1%
    Descente, Ltd.                                                     247,000  3,161,965             0.1%
    Doshisha Co., Ltd.                                                 141,100  2,597,990             0.1%
    Doutor Nichires Holdings Co., Ltd.                                 184,486  2,686,509             0.1%
    Dunlop Sports Co., Ltd.                                             75,300    755,896             0.0%
    Dynic Corp.                                                        174,000    244,188             0.0%
    Eagle Industry Co., Ltd.                                           147,200  2,960,003             0.1%
#   EDION Corp.                                                        513,900  3,854,905             0.2%
    Exedy Corp.                                                        193,000  4,438,642             0.2%
#   F-Tech, Inc.                                                        32,100    292,275             0.0%
#   FCC Co., Ltd.                                                      209,700  3,708,505             0.2%
#   Fields Corp.                                                        67,800  1,019,056             0.1%
    Fine Sinter Co., Ltd.                                               49,000    128,907             0.0%
    First Juken Co., Ltd.                                               19,600    211,365             0.0%
    Foster Electric Co., Ltd.                                          130,500  3,201,949             0.1%
    France Bed Holdings Co., Ltd.                                      138,200  1,085,322             0.1%
#   FTGroup Co., Ltd.                                                   56,700    306,586             0.0%
    Fuji Co., Ltd.                                                     109,900  2,244,650             0.1%
#   Fuji Corp., Ltd.                                                   131,000    740,418             0.0%
    Fuji Kiko Co., Ltd.                                                144,000    589,822             0.0%
    Fuji Kyuko Co., Ltd.                                               214,000  2,036,438             0.1%
    Fuji Oozx, Inc.                                                      6,000     22,836             0.0%
    Fujibo Holdings, Inc.                                              742,000  1,369,257             0.1%
#   Fujikura Rubber, Ltd.                                               80,200    395,690             0.0%
    Fujishoji Co., Ltd.                                                 34,400    351,085             0.0%
#   Fujita Kanko, Inc.                                                 134,000    515,795             0.0%
    Fujitsu General, Ltd.                                              370,000  4,646,409             0.2%
    FuKoKu Co., Ltd.                                                    40,800    348,034             0.0%
#   Funai Electric Co., Ltd.                                            39,800    410,697             0.0%
#   Furukawa Battery Co., Ltd. (The)                                    95,000    670,478             0.0%
#   Futaba Industrial Co., Ltd.                                        320,000  1,375,741             0.1%
    G-7 Holdings, Inc.                                                  29,200    456,026             0.0%
    G-Tekt Corp.                                                       100,000  1,235,265             0.1%
    Gakken Holdings Co., Ltd.                                          313,000    608,196             0.0%
#   Genki Sushi Co., Ltd.                                                9,700    178,890             0.0%
#   Geo Holdings Corp.                                                 213,200  3,190,279             0.1%
#   GLOBERIDE, Inc.                                                     62,299    819,704             0.0%
    Goldwin, Inc.                                                       12,100    690,798             0.0%
#   Gourmet Kineya Co., Ltd.                                            85,000    671,116             0.0%
    GSI Creos Corp.                                                    335,000    318,141             0.0%
#   Gulliver International Co., Ltd.                                   387,900  3,907,831             0.2%
    Gunze, Ltd.                                                      1,080,000  3,430,317             0.1%
#   H-One Co., Ltd.                                                     67,500    347,963             0.0%
    Hagihara Industries, Inc.                                           26,600    462,987             0.0%
    Hakuyosha Co., Ltd.                                                 65,000    148,492             0.0%
    Happinet Corp.                                                      93,800    970,462             0.1%
    Hard Off Corp. Co., Ltd.                                            55,700    704,408             0.0%
    Haruyama Trading Co., Ltd.                                          47,900    292,796             0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Heiwa Corp.                                                         61,400 $1,133,432             0.1%
    HI-LEX Corp.                                                        56,000  1,716,117             0.1%
#   Hiday Hidaka Corp.                                                  74,956  1,858,782             0.1%
#   Himaraya Co., Ltd.                                                  35,900    332,650             0.0%
#   Hiramatsu, Inc.                                                    160,700    849,223             0.0%
    Honeys Co., Ltd.                                                   106,040    873,996             0.0%
#   Hoosiers Holdings                                                  181,100    693,584             0.0%
    Ichibanya Co., Ltd.                                                 47,200  2,094,448             0.1%
    Ichikoh Industries, Ltd.                                           286,000    492,244             0.0%
#   IJT Technology Holdings Co., Ltd.                                  124,680    410,986             0.0%
#   Ikyu Corp.                                                         118,800  2,253,349             0.1%
#   Imasen Electric Industrial                                          89,600    810,607             0.0%
#   Imperial Hotel, Ltd.                                                13,000    267,445             0.0%
    Intage Holdings, Inc.                                               84,800  1,203,177             0.1%
    Izuhakone Railway Co., Ltd.                                            300         --             0.0%
#*  Izutsuya Co., Ltd.                                                 617,000    331,128             0.0%
#*  Janome Sewing Machine Co., Ltd.                                    106,400    779,828             0.0%
#   Japan Vilene Co., Ltd.                                              61,000    598,608             0.0%
    Japan Wool Textile Co., Ltd. (The)                                 343,000  2,791,880             0.1%
#   Jin Co., Ltd.                                                       80,000  2,956,304             0.1%
#   Joban Kosan Co., Ltd.                                              342,000    424,369             0.0%
    Joshin Denki Co., Ltd.                                             205,000  1,566,664             0.1%
#   JP-Holdings, Inc.                                                  298,800    788,889             0.0%
    JVC Kenwood Corp.                                                  932,030  2,437,926             0.1%
#   K's Holdings Corp.                                                 182,200  6,429,950             0.3%
*   Kadokawa Dwango                                                    246,233  3,169,650             0.1%
#*  Kappa Create Co., Ltd.                                              37,800    373,567             0.0%
    Kasai Kogyo Co., Ltd.                                              138,300  1,718,856             0.1%
#   Kawai Musical Instruments Manufacturing Co., Ltd.                   45,200    835,475             0.0%
    Keihin Corp.                                                       267,500  4,363,515             0.2%
#   Keiyo Co., Ltd.                                                    176,200    722,240             0.0%
    KFC Holdings Japan, Ltd.                                            75,000  1,426,144             0.1%
#*  Kintetsu Department Store Co., Ltd.                                169,000    458,659             0.0%
    Kinugawa Rubber Industrial Co., Ltd.                               282,000  1,573,017             0.1%
    Kitamura Co., Ltd.                                                   2,000     12,961             0.0%
*   KNT-CT Holdings Co., Ltd.                                          643,000  1,503,779             0.1%
#   Kohnan Shoji Co., Ltd.                                             188,500  2,749,601             0.1%
#*  Kojima Co., Ltd.                                                   162,600    380,582             0.0%
#   Komatsu Seiren Co., Ltd.                                           134,400    807,587             0.0%
#   Komehyo Co., Ltd.                                                   14,600    284,000             0.0%
    Komeri Co., Ltd.                                                   191,400  4,092,059             0.2%
#   Konaka Co., Ltd.                                                   122,460    636,474             0.0%
#   Koshidaka Holdings Co., Ltd.                                        50,000    905,146             0.0%
    Kourakuen Holdings Corp.                                            39,800    507,172             0.0%
#   KU Holdings Co., Ltd.                                              132,600    906,927             0.0%
    Kura Corp.                                                          69,200  2,091,303             0.1%
    Kurabo Industries, Ltd.                                          1,276,000  2,260,858             0.1%
#   Kuraudia Co., Ltd.                                                   2,500     12,154             0.0%
#   KYB Corp.                                                        1,140,000  3,253,194             0.1%
#   Kyoritsu Maintenance Co., Ltd.                                      70,831  4,859,533             0.2%
#   Kyoto Kimono Yuzen Co., Ltd.                                        22,000    178,506             0.0%
    LEC, Inc.                                                           41,600    463,688             0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
Consumer Discretionary -- (Continued)
    Look, Inc.                                                         228,000 $   342,727             0.0%
#   Mamiya-Op Co., Ltd.                                                322,000     440,016             0.0%
#   Mars Engineering Corp.                                              49,100     836,477             0.0%
#*  Maruei Department Store Co., Ltd.                                   17,000      15,975             0.0%
#*  Maruzen CHI Holdings Co., Ltd.                                      29,800      86,269             0.0%
#   Matsuya Co., Ltd.                                                   49,000     594,423             0.0%
    Matsuya Foods Co., Ltd.                                             48,000     971,003             0.1%
    Meiko Network Japan Co., Ltd.                                      126,400   1,500,650             0.1%
    Meiwa Estate Co., Ltd.                                              56,900     247,668             0.0%
    Mikuni Corp.                                                       118,000     472,851             0.0%
#   Misawa Homes Co., Ltd.                                             164,000     986,803             0.1%
    Mitsuba Corp.                                                      208,690   3,278,043             0.1%
    Mitsui Home Co., Ltd.                                              165,000     792,603             0.0%
#   Mizuno Corp.                                                       582,000   2,857,098             0.1%
    Monogatari Corp. (The)                                              25,700   1,092,570             0.1%
*   Mr Max Corp.                                                       119,000     368,923             0.0%
    Murakami Corp.                                                      11,000     202,564             0.0%
#   Musashi Seimitsu Industry Co., Ltd.                                129,900   2,636,611             0.1%
    Nafco Co., Ltd.                                                     33,300     482,503             0.0%
    Nagawa Co., Ltd.                                                     9,700     306,000             0.0%
#*  Naigai Co., Ltd.                                                 1,409,000     720,307             0.0%
    Nakayamafuku Co., Ltd.                                               9,500      65,999             0.0%
#   Next Co., Ltd.                                                     282,000   2,093,223             0.1%
    Nexyz Corp.                                                         11,900      86,962             0.0%
    Nice Holdings, Inc.                                                447,000     630,144             0.0%
    Nifco, Inc.                                                        287,200  11,071,328             0.4%
    Nihon Eslead Corp.                                                  33,900     321,179             0.0%
#   Nihon House Holdings Co., Ltd.                                     229,200     922,368             0.0%
#   Nihon Plast Co., Ltd.                                               39,000     259,932             0.0%
    Nihon Tokushu Toryo Co., Ltd.                                       60,000     520,802             0.0%
    Nippon Felt Co., Ltd.                                               58,200     241,603             0.0%
    Nippon Piston Ring Co., Ltd.                                        48,600     804,647             0.0%
    Nippon Seiki Co., Ltd.                                             218,400   4,576,783             0.2%
    Nishikawa Rubber Co., Ltd.                                          15,000     229,919             0.0%
    Nishimatsuya Chain Co., Ltd.                                       244,500   2,158,830             0.1%
    Nissan Shatai Co., Ltd.                                             37,900     437,052             0.0%
    Nissan Tokyo Sales Holdings Co., Ltd.                              216,800     568,435             0.0%
#   Nissei Build Kogyo Co., Ltd.                                       329,000   1,006,252             0.1%
#*  Nissen Holdings Co., Ltd.                                           59,900      90,978             0.0%
#   Nissin Kogyo Co., Ltd.                                             223,700   3,440,726             0.1%
#   Nittan Valve Co., Ltd.                                              82,800     278,368             0.0%
#   Nojima Corp.                                                       120,500   1,424,201             0.1%
    Ohashi Technica, Inc.                                               35,700     401,675             0.0%
#   Ohsho Food Service Corp.                                            70,500   2,351,742             0.1%
    Onward Holdings Co., Ltd.                                          736,000   4,622,535             0.2%
    Ootoya Holdings Co., Ltd.                                            1,400      22,477             0.0%
#   OPT Holding, Inc.                                                   79,200     418,126             0.0%
#   Otsuka Kagu, Ltd.                                                   38,600     534,469             0.0%
    Pacific Industrial Co., Ltd.                                       239,600   2,681,655             0.1%
    Pal Co., Ltd.                                                       69,600   1,555,919             0.1%
    PALTAC Corp.                                                       195,534   3,846,276             0.2%
    PanaHome Corp.                                                     496,200   3,531,021             0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Parco Co., Ltd.                                                    114,700 $  994,406             0.1%
    Paris Miki Holdings, Inc.                                          151,200    576,111             0.0%
#   PC Depot Corp.                                                      12,300     89,897             0.0%
    PIA Corp.                                                           11,600    209,662             0.0%
    Piolax, Inc.                                                        56,700  2,999,959             0.1%
#*  Pioneer Corp.                                                    1,926,100  5,187,506             0.2%
#   Plenus Co., Ltd.                                                   133,800  2,069,061             0.1%
    Press Kogyo Co., Ltd.                                              598,000  2,570,117             0.1%
#   Pressance Corp.                                                     39,600  1,584,055             0.1%
#   Proto Corp.                                                         63,000    817,403             0.0%
    Renaissance, Inc.                                                   58,600    613,711             0.0%
#*  Renown, Inc.                                                       336,200    387,846             0.0%
#   Resort Solution Co., Ltd.                                          175,000    403,122             0.0%
#   Rhythm Watch Co., Ltd.                                             578,000    812,657             0.0%
#   Riberesute Corp.                                                    17,900    112,682             0.0%
    Right On Co., Ltd.                                                  87,425    832,229             0.0%
    Riken Corp.                                                        522,000  1,964,349             0.1%
    Ringer Hut Co., Ltd.                                                84,600  1,725,472             0.1%
#*  Riso Kyoiku Co., Ltd.                                               77,400    175,841             0.0%
    Round One Corp.                                                    433,400  1,957,678             0.1%
#   Royal Holdings Co., Ltd.                                           179,200  3,147,373             0.1%
#   Sac's Bar Holdings, Inc.                                           101,450  1,609,802             0.1%
    Saizeriya Co., Ltd.                                                189,400  4,293,014             0.2%
#   Sakai Ovex Co., Ltd.                                               367,000    614,029             0.0%
    San Holdings, Inc.                                                  15,400    196,554             0.0%
    Sanden Holdings Corp.                                              686,000  2,361,523             0.1%
    Sanei Architecture Planning Co., Ltd.                               52,200    573,530             0.0%
    Sangetsu Co., Ltd.                                                 346,050  5,520,496             0.2%
#   Sanko Marketing Foods Co., Ltd.                                     27,800    216,793             0.0%
    Sankyo Seiko Co., Ltd.                                             183,400    698,155             0.0%
    Sanoh Industrial Co., Ltd.                                         136,500    864,702             0.0%
    Sanyo Electric Railway Co., Ltd.                                   198,000    769,749             0.0%
    Sanyo Housing Nagoya Co., Ltd.                                      37,500    374,352             0.0%
#   Sanyo Shokai, Ltd.                                                 669,000  1,951,182             0.1%
#   Sato Restaurant Systems Co., Ltd.                                   85,100    612,352             0.0%
#   Scroll Corp.                                                       166,300    603,930             0.0%
#   Seiko Holdings Corp.                                             1,031,407  6,719,538             0.3%
    Seiren Co., Ltd.                                                   292,400  3,440,356             0.1%
#   Senshukai Co., Ltd.                                                182,900  1,220,293             0.1%
#   Septeni Holdings Co., Ltd.                                          75,800  1,403,744             0.1%
    Seria Co., Ltd.                                                    118,300  5,030,418             0.2%
#*  Sharp Corp.                                                        598,000    655,455             0.0%
#   Shidax Corp.                                                        93,300    388,472             0.0%
    Shikibo, Ltd.                                                      779,000    791,375             0.0%
    Shimachu Co., Ltd.                                                 297,200  6,491,650             0.3%
    Shimojima Co., Ltd.                                                 25,900    225,001             0.0%
    Shiroki Corp.                                                      285,000    827,623             0.0%
#   Shobunsha Publications, Inc.                                       265,800  1,608,225             0.1%
#   Shochiku Co., Ltd.                                                 109,000    962,832             0.1%
    Shoei Co., Ltd.                                                      9,600    165,800             0.0%
    Showa Corp.                                                        317,500  2,942,901             0.1%
    SKY Perfect JSAT Holdings, Inc.                                     23,100    121,588             0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
Consumer Discretionary -- (Continued)
    SNT Corp.                                                           86,200 $  413,974             0.0%
#   Soft99 Corp.                                                        68,600    453,033             0.0%
    Sotoh Co., Ltd.                                                     41,400    345,893             0.0%
    SPK Corp.                                                           19,800    367,918             0.0%
    St Marc Holdings Co., Ltd.                                          97,600  2,901,333             0.1%
#   Starts Corp., Inc.                                                 162,200  2,543,278             0.1%
    Step Co., Ltd.                                                      40,700    337,974             0.0%
    Studio Alice Co., Ltd.                                              61,300  1,150,071             0.1%
    Suminoe Textile Co., Ltd.                                          332,000    949,681             0.0%
    Sumitomo Forestry Co., Ltd.                                        281,266  3,364,111             0.1%
#   Sumitomo Riko Co., Ltd.                                            231,500  1,871,345             0.1%
    Suncall Corp.                                                       27,000    141,354             0.0%
    T RAD Co., Ltd.                                                    412,000    683,540             0.0%
    T-Gaia Corp.                                                       178,300  2,718,436             0.1%
#   Tachi-S Co., Ltd.                                                  162,840  2,273,334             0.1%
    Tachikawa Corp.                                                     50,800    338,533             0.0%
    Taiho Kogyo Co., Ltd.                                               98,200  1,133,308             0.1%
#   Takamatsu Construction Group Co., Ltd.                              80,000  1,659,689             0.1%
#*  Takata Corp.                                                       168,000  1,904,115             0.1%
    Take And Give Needs Co., Ltd.                                       54,070    307,528             0.0%
    Takihyo Co., Ltd.                                                   76,000    288,420             0.0%
#   Tama Home Co., Ltd.                                                 95,900    357,024             0.0%
#   Tamron Co., Ltd.                                                   108,300  2,162,951             0.1%
#   TASAKI & Co., Ltd.                                                  20,400    345,190             0.0%
    TBK Co., Ltd.                                                      115,600    458,300             0.0%
*   Ten Allied Co., Ltd.                                                15,500     49,872             0.0%
    Tigers Polymer Corp.                                                50,600    304,956             0.0%
#   Toa Corp.                                                          138,500  1,399,621             0.1%
#   Toabo Corp.                                                         54,799    297,910             0.0%
#   Toei Animation Co., Ltd.                                            20,700    890,967             0.0%
    Toei Co., Ltd.                                                     409,000  3,654,362             0.2%
    Tohokushinsha Film Corp.                                            22,500    159,017             0.0%
    Tokai Rika Co., Ltd.                                               140,800  3,044,476             0.1%
    Token Corp.                                                         46,650  3,701,516             0.2%
    Tokyo Dome Corp.                                                 1,194,200  5,544,330             0.2%
    Tokyo Individualized Educational Institute, Inc.                    82,100    398,558             0.0%
    Tokyotokeiba Co., Ltd.                                             613,000  1,439,746             0.1%
#   Tokyu Recreation Co., Ltd.                                          79,000    515,356             0.0%
#   Tomy Co., Ltd.                                                     374,293  1,885,759             0.1%
    Topre Corp.                                                        264,300  5,741,608             0.2%
    Toridoll.corp                                                      146,300  1,850,725             0.1%
    Tosho Co., Ltd.                                                     43,800  1,155,999             0.1%
    Tow Co., Ltd.                                                       26,700    178,591             0.0%
    TPR Co., Ltd.                                                      131,000  3,202,264             0.1%
    TS Tech Co., Ltd.                                                  164,500  4,511,505             0.2%
    TSI Holdings Co., Ltd.                                             430,795  3,020,994             0.1%
#   Tsukada Global Holdings, Inc.                                      109,400    700,975             0.0%
    Tsukamoto Corp. Co., Ltd.                                          190,000    202,357             0.0%
#   Tsutsumi Jewelry Co., Ltd.                                          47,200    938,113             0.0%
    Tv Tokyo Holdings Corp.                                             33,700    597,800             0.0%
    Tyo, Inc.                                                          329,800    558,798             0.0%
#   U-Shin, Ltd.                                                       126,900    789,397             0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
Consumer Discretionary -- (Continued)
    Umenohana Co., Ltd.                                                  1,000 $     21,067             0.0%
    Unipres Corp.                                                      230,700    5,243,006             0.2%
    United Arrows, Ltd.                                                138,400    5,962,397             0.2%
*   Unitika, Ltd.                                                    3,247,000    1,632,363             0.1%
#   Universal Entertainment Corp.                                       90,900    1,649,289             0.1%
#*  Usen Corp.                                                         750,180    1,997,332             0.1%
#   Village Vanguard Co., Ltd.                                          32,100      472,664             0.0%
#   VT Holdings Co., Ltd.                                              493,000    3,048,726             0.1%
    Wacoal Holdings Corp.                                              675,000    8,470,224             0.3%
#*  WATAMI Co., Ltd.                                                   134,200      941,981             0.0%
#   West Holdings Corp.                                                 96,800      567,822             0.0%
    Workman Co., Ltd.                                                      900       55,465             0.0%
    Wowow, Inc.                                                         51,000    1,395,398             0.1%
    Xebio Holdings Co., Ltd.                                           156,500    2,800,091             0.1%
    Yachiyo Industry Co., Ltd.                                          21,400      192,891             0.0%
    Yamato International, Inc.                                           8,200       28,025             0.0%
    Yellow Hat, Ltd.                                                    92,700    2,039,387             0.1%
#   Yomiuri Land Co., Ltd.                                             247,000      851,326             0.0%
#   Yondoshi Holdings, Inc.                                            111,420    2,358,805             0.1%
#   Yonex Co., Ltd.                                                      9,000      228,143             0.0%
    Yorozu Corp.                                                       110,100    2,352,993             0.1%
#   Yoshinoya Holdings Co., Ltd.                                       323,100    3,980,854             0.2%
    Yutaka Giken Co., Ltd.                                               3,100       64,154             0.0%
#   Zenrin Co., Ltd.                                                   156,300    2,276,482             0.1%
#   Zensho Holdings Co., Ltd.                                          674,700    6,357,177             0.3%
#   Zojirushi Corp.                                                    188,000    2,677,245             0.1%
                                                                               ------------            ----
Total Consumer Discretionary                                                    531,552,916            20.2%
                                                                               ------------            ----
Consumer Staples -- (8.4%)
    Aderans Co., Ltd.                                                  130,800      914,616             0.0%
#   Aeon Hokkaido Corp.                                                324,100    1,460,908             0.1%
    Ain Pharmaciez, Inc.                                               138,400    6,551,687             0.3%
    Arcs Co., Ltd.                                                     195,000    3,931,010             0.2%
    Ariake Japan Co., Ltd.                                              86,100    3,905,338             0.2%
    Artnature, Inc.                                                     96,200      925,000             0.0%
    Axial Retailing, Inc.                                               87,000    3,236,610             0.1%
    Belc Co., Ltd.                                                      59,100    2,205,235             0.1%
#   C'BON Cosmetics Co., Ltd.                                            2,400       52,176             0.0%
    Cawachi, Ltd.                                                       88,000    1,522,953             0.1%
    Chubu Shiryo Co., Ltd.                                             114,700      984,651             0.0%
    Chuo Gyorui Co., Ltd.                                               93,000      207,045             0.0%
    Coca-Cola West Co., Ltd.                                           268,200    5,423,645             0.2%
    Cocokara fine, Inc.                                                105,760    4,181,021             0.2%
    CREATE SD HOLDINGS Co., Ltd.                                        54,800    3,226,647             0.1%
    Daikokutenbussan Co., Ltd.                                          35,800    1,229,806             0.0%
#   Dr Ci:Labo Co., Ltd.                                               165,600    2,984,361             0.1%
    Dydo Drinco, Inc.                                                   42,700    1,823,637             0.1%
    Earth Chemical Co., Ltd.                                            77,200    3,048,961             0.1%
    Eco's Co., Ltd.                                                      3,500       45,367             0.0%
#   Fancl Corp.                                                        181,700    2,546,247             0.1%
    Feed One Co., Ltd.                                                 812,440      955,720             0.0%
*   First Baking Co., Ltd.                                             183,000      182,957             0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
Consumer Staples -- (Continued)
    Fuji Oil Holdings, Inc.                                            358,400 $5,053,791             0.2%
    Fujicco Co., Ltd.                                                  120,600  2,410,181             0.1%
*   Fujiya Co., Ltd.                                                    26,000     42,381             0.0%
#   Genky Stores, Inc.                                                  23,600    810,443             0.0%
    Hagoromo Foods Corp.                                                39,000    378,174             0.0%
*   Hayashikane Sangyo Co., Ltd.                                       166,000    168,165             0.0%
    Heiwado Co., Ltd.                                                  182,000  4,083,017             0.2%
#   Hokkaido Coca-Cola Bottling Co., Ltd.                               87,000    444,679             0.0%
    Hokuto Corp.                                                       131,300  2,566,508             0.1%
#   House Foods Group, Inc.                                             87,800  1,516,976             0.1%
    Inageya Co., Ltd.                                                  175,100  1,762,597             0.1%
#   Ito En, Ltd.                                                        54,800  1,144,688             0.0%
    Itochu-Shokuhin Co., Ltd.                                           26,600    923,771             0.0%
#   Itoham Foods, Inc.                                                 858,800  4,387,318             0.2%
    J-Oil Mills, Inc.                                                  580,000  1,676,842             0.1%
#   Kakiyasu Honten Co., Ltd.                                           27,100    430,521             0.0%
    Kameda Seika Co., Ltd.                                              72,000  2,794,763             0.1%
    Kaneko Seeds Co., Ltd.                                               2,200     22,179             0.0%
    Kansai Super Market, Ltd.                                           18,300    123,026             0.0%
    Kato Sangyo Co., Ltd.                                              117,200  2,852,408             0.1%
    Kenko Mayonnaise Co., Ltd.                                          50,300    669,092             0.0%
    KEY Coffee, Inc.                                                   109,700  1,759,148             0.1%
    Kirindo Holdings Co., Ltd.                                          29,300    340,202             0.0%
#   Kobe Bussan Co., Ltd.                                               70,600  2,719,317             0.1%
#   Kotobuki Spirits Co., Ltd.                                          30,400  1,060,546             0.0%
    Kusuri No Aoki Co., Ltd.                                            97,600  4,648,515             0.2%
#   Kyokuyo Co., Ltd.                                                  576,000  1,247,646             0.1%
#   Life Corp.                                                         178,200  4,460,974             0.2%
    Lion Corp.                                                         133,000  1,282,160             0.1%
#   Mandom Corp.                                                       104,400  4,142,854             0.2%
#   Marudai Food Co., Ltd.                                             632,000  2,343,159             0.1%
    Maruha Nichiro Corp.                                               225,007  3,376,902             0.1%
#   Maxvalu Nishinihon Co., Ltd.                                         5,600     77,590             0.0%
#   Maxvalu Tokai Co., Ltd.                                             54,200    829,129             0.0%
    Medical System Network Co., Ltd.                                    78,200    426,468             0.0%
    Megmilk Snow Brand Co., Ltd.                                       258,500  5,371,654             0.2%
    Meito Sangyo Co., Ltd.                                              52,200    569,152             0.0%
    Milbon Co., Ltd.                                                    70,076  2,615,616             0.1%
#   Ministop Co., Ltd.                                                  88,100  1,627,701             0.1%
    Mitsubishi Shokuhin Co., Ltd.                                       85,300  2,169,712             0.1%
    Mitsui Sugar Co., Ltd.                                             533,850  2,147,064             0.1%
    Miyoshi Oil & Fat Co., Ltd.                                        379,000    424,965             0.0%
    Morinaga & Co., Ltd.                                             1,134,000  5,774,688             0.2%
    Morinaga Milk Industry Co., Ltd.                                 1,134,000  5,146,365             0.2%
    Morozoff, Ltd.                                                     154,000    527,146             0.0%
    Nagatanien Holdings Co., Ltd.                                      131,000  1,152,457             0.0%
    Nakamuraya Co., Ltd.                                               184,000    703,295             0.0%
    Natori Co., Ltd.                                                    28,800    374,639             0.0%
    Nichimo Co., Ltd.                                                  170,000    361,101             0.0%
    Nichirei Corp.                                                   1,501,000  9,763,287             0.4%
#   Nihon Chouzai Co., Ltd.                                             30,960  1,350,258             0.1%
    Niitaka Co., Ltd.                                                    2,060     27,020             0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
Consumer Staples -- (Continued)
    Nippon Beet Sugar Manufacturing Co., Ltd.                          608,000 $    950,250             0.0%
    Nippon Flour Mills Co., Ltd.                                       709,000    4,406,399             0.2%
    Nippon Suisan Kaisha, Ltd.                                       1,480,200    4,959,031             0.2%
    Nisshin Oillio Group, Ltd. (The)                                   679,000    2,520,958             0.1%
    Nissin Sugar Co., Ltd.                                              19,000      449,919             0.0%
    Nitto Fuji Flour Milling Co., Ltd.                                  64,000      185,963             0.0%
    Noevir Holdings Co., Ltd.                                           61,300    1,539,972             0.1%
    Oenon Holdings, Inc.                                               307,000      563,874             0.0%
#   OIE Sangyo Co., Ltd.                                                20,900      152,503             0.0%
    Okuwa Co., Ltd.                                                    117,000      978,710             0.0%
    Olympic Group Corp.                                                 63,100      309,829             0.0%
    OUG Holdings, Inc.                                                  29,000       59,437             0.0%
    Prima Meat Packers, Ltd.                                           859,000    2,399,608             0.1%
    Qol Co., Ltd.                                                       52,600      622,066             0.0%
#   Riken Vitamin Co., Ltd.                                             75,400    2,453,032             0.1%
    Rock Field Co., Ltd.                                                58,800    1,434,711             0.1%
    Rokko Butter Co., Ltd.                                              45,600      634,048             0.0%
#   S Foods, Inc.                                                       75,562    1,313,473             0.1%
    S&B Foods, Inc.                                                        499       20,062             0.0%
#   Sakata Seed Corp.                                                  182,600    3,865,535             0.1%
    San-A Co., Ltd.                                                     98,700    4,191,363             0.2%
    Sapporo Holdings, Ltd.                                           1,981,000    8,164,430             0.3%
#   Shoei Foods Corp.                                                   45,700      494,928             0.0%
    Showa Sangyo Co., Ltd.                                             514,000    1,932,572             0.1%
    Sogo Medical Co., Ltd.                                              55,800    2,068,019             0.1%
    ST Corp.                                                            80,200      687,168             0.0%
    Starzen Co., Ltd.                                                   36,600      948,158             0.0%
    Takara Holdings, Inc.                                              980,300    7,041,270             0.3%
#   Tobu Store Co., Ltd.                                               190,000      477,536             0.0%
#   Toho Co., Ltd/Kobe                                                  42,400      783,000             0.0%
#   Tohto Suisan Co., Ltd.                                             173,000      276,991             0.0%
    Torigoe Co., Ltd. (The)                                             80,300      524,850             0.0%
    Toyo Sugar Refining Co., Ltd.                                      157,000      149,104             0.0%
    United Super Markets Holdings, Inc.                                248,100    2,162,175             0.1%
#   UNY Group Holdings Co., Ltd.                                     1,468,300    8,117,716             0.3%
    Valor Holdings Co., Ltd.                                           212,100    4,946,237             0.2%
    Warabeya Nichiyo Co., Ltd.                                          83,460    1,629,262             0.1%
#   Welcia Holdings Co., Ltd.                                           70,300    3,464,752             0.1%
#   Yaizu Suisankagaku Industry Co., Ltd.                               46,100      376,125             0.0%
    Yamatane Corp.                                                     520,000      792,321             0.0%
#   Yamaya Corp.                                                        25,600      530,572             0.0%
    Yaoko Co., Ltd.                                                    102,800    4,140,530             0.2%
#   Yokohama Reito Co., Ltd.                                           263,000    2,097,511             0.1%
    Yomeishu Seizo Co., Ltd.                                            48,500      786,203             0.0%
#   Yonekyu Corp.                                                       28,100      515,237             0.0%
    Yuasa Funashoku Co., Ltd.                                          121,000      335,065             0.0%
    Yutaka Foods Corp.                                                   6,000       94,403             0.0%
                                                                               ------------             ---
Total Consumer Staples                                                          242,174,726             9.2%
                                                                               ------------             ---
Energy -- (0.9%)
#   BP Castrol K.K.                                                     64,600      678,069             0.0%
*   Cosmo Energy Holdings Co., Ltd.                                    345,500    4,696,380             0.2%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
Energy -- (Continued)
    Fuji Kosan Co., Ltd.                                                33,100 $   134,916             0.0%
#   Fuji Oil Co., Ltd.                                                 284,800     888,180             0.0%
    Itochu Enex Co., Ltd.                                              302,200   2,420,460             0.1%
#   Japan Drilling Co., Ltd.                                            34,800     757,500             0.0%
    Japan Oil Transportation Co., Ltd.                                  84,000     167,338             0.0%
    Mitsuuroko Group Holdings Co., Ltd.                                184,800     892,396             0.0%
#   Modec, Inc.                                                         89,200   1,228,490             0.1%
    Nippon Coke & Engineering Co., Ltd.                              1,357,900   1,132,721             0.1%
#   Nippon Gas Co., Ltd.                                               192,600   4,870,989             0.2%
    Nippon Seiro Co., Ltd.                                              53,000     108,767             0.0%
#   Sala Corp.                                                         124,900     634,416             0.0%
    San-Ai Oil Co., Ltd.                                               310,000   2,367,803             0.1%
#   Shinko Plantech Co., Ltd.                                          237,200   1,906,392             0.1%
    Sinanen Holdings Co., Ltd.                                         260,000     967,908             0.0%
#   Toa Oil Co., Ltd.                                                  415,000     520,796             0.0%
    Toyo Kanetsu K.K.                                                  624,000   1,008,682             0.0%
                                                                               -----------             ---
Total Energy                                                                    25,382,203             0.9%
                                                                               -----------             ---
Financials -- (11.0%)
    Aichi Bank, Ltd. (The)                                              52,700   2,932,321             0.1%
    Airport Facilities Co., Ltd.                                       132,770     602,778             0.0%
#   Aizawa Securities Co., Ltd.                                        154,900     929,923             0.0%
    Akita Bank, Ltd. (The)                                           1,112,400   3,648,674             0.1%
    Anabuki Kosan, Inc.                                                 22,000      44,723             0.0%
    Aomori Bank, Ltd. (The)                                          1,186,000   3,863,870             0.2%
#   Ardepro Co., Ltd.                                                  165,700     142,095             0.0%
    Asax Co., Ltd.                                                       1,700      22,490             0.0%
    Ashikaga Holdings Co., Ltd.                                         87,100     390,891             0.0%
    Awa Bank, Ltd. (The)                                             1,173,000   6,505,151             0.3%
    Bank of Iwate, Ltd. (The)                                          102,100   4,533,704             0.2%
    Bank of Kochi, Ltd. (The)                                          279,000     349,982             0.0%
#   Bank of Nagoya, Ltd. (The)                                       1,007,297   3,732,485             0.1%
    Bank of Okinawa, Ltd. (The)                                        110,800   4,348,181             0.2%
    Bank of Saga, Ltd. (The)                                           802,000   1,819,332             0.1%
    Bank of the Ryukyus, Ltd.                                          227,380   3,246,538             0.1%
    Chiba Kogyo Bank, Ltd. (The)                                       236,900   1,385,751             0.1%
    Chukyo Bank, Ltd. (The)                                            682,000   1,418,736             0.1%
    Daibiru Corp.                                                      303,600   2,582,036             0.1%
    Daiichi Commodities Co., Ltd.                                       13,700      46,695             0.0%
    Daikyo, Inc.                                                     1,904,000   3,291,296             0.1%
    Daisan Bank, Ltd. (The)                                            855,000   1,270,525             0.1%
    Daishi Bank, Ltd. (The)                                          2,003,000   9,051,406             0.3%
    Daito Bank, Ltd. (The)                                             873,000   1,391,540             0.1%
    Dream Incubator, Inc.                                                8,000     128,226             0.0%
    DSB Co, Ltd.                                                        55,800     530,310             0.0%
    eGuarantee, Inc.                                                     9,200     189,456             0.0%
#   Ehime Bank, Ltd. (The)                                             938,000   1,935,809             0.1%
    Eighteenth Bank, Ltd. (The)                                      1,068,000   3,240,886             0.1%
    FIDEA Holdings Co., Ltd.                                           874,800   1,894,140             0.1%
#   Financial Products Group Co., Ltd.                                 403,200   3,168,576             0.1%
    Fukui Bank, Ltd. (The)                                           1,301,000   2,727,120             0.1%
    Fukushima Bank, Ltd. (The)                                       1,421,000   1,126,890             0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
Financials -- (Continued)
    Fuyo General Lease Co., Ltd.                                        81,700 $ 3,662,822             0.1%
#   GCA Savvian Corp.                                                   89,900   1,055,547             0.0%
    Goldcrest Co., Ltd.                                                101,790   1,904,540             0.1%
    Grandy House Corp.                                                  14,200      49,305             0.0%
    Heiwa Real Estate Co., Ltd.                                        248,700   2,996,326             0.1%
    Higashi-Nippon Bank, Ltd. (The)                                    869,000   2,935,659             0.1%
    Hokkoku Bank, Ltd. (The)                                         1,742,000   6,471,933             0.2%
    Hokuetsu Bank, Ltd. (The)                                        1,300,000   2,711,674             0.1%
    Hyakugo Bank, Ltd. (The)                                         1,491,609   7,630,038             0.3%
    Hyakujushi Bank, Ltd. (The)                                      1,509,000   5,673,937             0.2%
    IBJ Leasing Co., Ltd.                                               64,200   1,355,605             0.1%
#   Ichiyoshi Securities Co., Ltd.                                     227,800   2,095,987             0.1%
    IwaiCosmo Holdings, Inc.                                           118,200   1,314,716             0.1%
#   Japan Property Management Center Co., Ltd.                          12,100     122,390             0.0%
    Jimoto Holdings, Inc.                                              508,400     872,645             0.0%
    Juroku Bank, Ltd. (The)                                          2,002,000   8,930,735             0.3%
    kabu.com Securities Co., Ltd.                                    1,026,600   3,378,042             0.1%
#   Kabuki-Za Co., Ltd.                                                 36,000   1,494,082             0.1%
#   Kansai Urban Banking Corp.                                         149,200   1,711,278             0.1%
    Keihanshin Building Co., Ltd.                                      195,400   1,081,073             0.0%
    Keiyo Bank, Ltd. (The)                                           1,418,000   7,124,460             0.3%
#   Kenedix, Inc.                                                    1,201,100   4,336,670             0.2%
    Kita-Nippon Bank, Ltd. (The)                                        49,506   1,360,549             0.1%
    Kiyo Bank, Ltd. (The)                                              371,490   5,649,647             0.2%
    Kyokuto Securities Co., Ltd.                                       125,600   1,618,861             0.1%
#*  Kyushu Financial Group, Inc.                                     2,191,820  16,855,962             0.6%
#   Land Business Co., Ltd.                                             59,500     178,613             0.0%
*   Leopalace21 Corp.                                                1,960,700  10,446,456             0.4%
*   LIFENET INSURANCE CO.                                               35,700     114,662             0.0%
    Marusan Securities Co., Ltd.                                       177,000   1,716,902             0.1%
#   Michinoku Bank, Ltd. (The)                                         840,000   1,451,817             0.1%
    Mie Bank, Ltd. (The)                                               523,000   1,126,940             0.0%
    Minato Bank, Ltd. (The)                                          1,084,000   1,832,461             0.1%
    Mito Securities Co., Ltd.                                          338,500   1,105,606             0.0%
    Miyazaki Bank, Ltd. (The)                                          931,000   3,253,695             0.1%
    Monex Group, Inc.                                                1,054,800   2,965,062             0.1%
    Money Partners Group Co., Ltd.                                      33,400     118,337             0.0%
    Musashino Bank, Ltd. (The)                                         198,700   7,559,611             0.3%
#   Nagano Bank, Ltd. (The)                                            512,000     854,723             0.0%
    Nanto Bank, Ltd. (The)                                           1,170,000   3,711,507             0.1%
    New Real Property K.K.                                              43,900          --             0.0%
    Nishi-Nippon City Bank, Ltd. (The)                                 106,000     309,748             0.0%
    Nisshin Fudosan Co.                                                186,100     642,922             0.0%
    North Pacific Bank, Ltd.                                         2,025,300   7,763,381             0.3%
#   OAK Capital Corp.                                                   55,400     111,630             0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)                                  1,955,000   7,617,921             0.3%
#   Oita Bank, Ltd. (The)                                            1,014,900   4,276,839             0.2%
    Okasan Securities Group, Inc.                                      127,000     746,459             0.0%
    Open House Co., Ltd.                                               121,700   2,220,091             0.1%
#   Pocket Card Co., Ltd.                                               11,200      54,260             0.0%
    Raysum Co., Ltd.                                                    37,800     377,180             0.0%
    Relo Holdings, Inc.                                                 62,900   6,763,305             0.3%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
Financials -- (Continued)
    Ricoh Leasing Co., Ltd.                                            101,700 $  3,080,885             0.1%
#   SAMTY Co., Ltd.                                                     76,900      782,102             0.0%
    San-In Godo Bank, Ltd. (The)                                       957,000    8,843,998             0.3%
    Sankyo Frontier Co., Ltd.                                           10,000       76,577             0.0%
#   Sawada Holdings Co., Ltd.                                          142,000    1,422,290             0.1%
    Senshu Ikeda Holdings, Inc.                                      1,365,700    5,881,837             0.2%
#   Shiga Bank, Ltd. (The)                                           1,328,000    7,097,991             0.3%
    Shikoku Bank, Ltd. (The)                                         1,210,000    2,629,613             0.1%
    Shimane Bank, Ltd. (The)                                            16,600      196,543             0.0%
    Shimizu Bank, Ltd. (The)                                            48,000    1,187,194             0.0%
    Shinoken Group Co., Ltd.                                            18,200      268,243             0.0%
#   Sparx Group Co., Ltd.                                              564,000    1,514,690             0.1%
    Star Mica Co., Ltd.                                                  4,200       47,750             0.0%
    Sumitomo Real Estate Sales Co., Ltd.                               106,460    2,452,588             0.1%
    Sun Frontier Fudousan Co., Ltd.                                    138,500    1,117,912             0.0%
    Taiko Bank, Ltd. (The)                                             207,000      403,070             0.0%
#   Takagi Securities Co., Ltd.                                        224,000      393,658             0.0%
    Takara Leben Co., Ltd.                                             541,300    2,814,158             0.1%
    TOC Co., Ltd.                                                      366,450    2,686,652             0.1%
    Tochigi Bank, Ltd. (The)                                           724,000    4,135,654             0.2%
    Toho Bank, Ltd. (The)                                            1,313,200    4,836,481             0.2%
    Tohoku Bank, Ltd. (The)                                            588,000      748,506             0.0%
    Tokai Tokyo Financial Holdings, Inc.                               397,800    2,420,220             0.1%
    Tokyo Rakutenchi Co., Ltd.                                         212,000      871,921             0.0%
#   Tokyo Theatres Co., Inc.                                           468,000      518,241             0.0%
    Tokyo TY Financial Group, Inc.                                     150,338    4,708,985             0.2%
    Tomato Bank, Ltd.                                                  484,000      679,981             0.0%
    TOMONY Holdings, Inc.                                              913,950    3,544,213             0.1%
    Tosei Corp.                                                        201,700    1,248,826             0.1%
    Tottori Bank, Ltd. (The)                                           353,000      621,317             0.0%
    Towa Bank, Ltd. (The)                                            2,036,000    1,781,465             0.1%
    Toyo Securities Co., Ltd.                                          419,000    1,352,279             0.1%
    Tsukuba Bank, Ltd.                                                 495,100    1,741,481             0.1%
#   Unizo Holdings Co., Ltd.                                            69,100    2,933,392             0.1%
#   Yamagata Bank, Ltd. (The)                                          854,500    3,321,164             0.1%
    Yamanashi Chuo Bank, Ltd. (The)                                    976,000    4,574,880             0.2%
                                                                               ------------            ----
Total Financials                                                                317,143,904            12.0%
                                                                               ------------            ----
Health Care -- (4.4%)
    As One Corp.                                                        86,768    3,079,976             0.1%
    Asahi Intecc Co., Ltd.                                             246,000    9,502,389             0.4%
    ASKA Pharmaceutical Co., Ltd.                                      131,300    1,573,816             0.1%
    Biofermin Pharmaceutical Co., Ltd.                                  10,500      305,510             0.0%
    BML, Inc.                                                           68,300    2,011,367             0.1%
#   CMIC Holdings Co., Ltd.                                             70,000      872,592             0.0%
    Create Medic Co., Ltd.                                              28,000      219,317             0.0%
#   Daiken Medical Co., Ltd.                                            88,900      756,917             0.0%
    Daito Pharmaceutical Co., Ltd.                                      65,780    1,575,490             0.1%
    Eiken Chemical Co., Ltd.                                            73,500    1,287,610             0.0%
    EPS Holdings, Inc.                                                 164,600    1,612,547             0.1%
    FALCO HOLDINGS Co., Ltd.                                            44,000      541,806             0.0%
#   FINDEX, Inc.                                                        88,500      588,272             0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                     SHARES    VALUE++    OF NET ASSETS**
                                                                     ------- ------------ ---------------
Health Care -- (Continued)
    Fuji Pharma Co., Ltd.                                             41,500 $    724,171             0.0%
    Fuso Pharmaceutical Industries, Ltd.                             415,000      962,738             0.0%
#   Hogy Medical Co., Ltd.                                            71,000    3,408,245             0.1%
    Iwaki & Co., Ltd.                                                154,000      282,471             0.0%
#   Japan Medical Dynamic Marketing, Inc.                            108,100      571,276             0.0%
    Jeol, Ltd.                                                       483,000    2,916,073             0.1%
#   JMS Co., Ltd.                                                    157,000      375,064             0.0%
    Kawasumi Laboratories, Inc.                                       69,100      492,363             0.0%
    Kissei Pharmaceutical Co., Ltd.                                   59,100    1,520,332             0.1%
    KYORIN Holdings, Inc.                                            306,900    5,159,252             0.2%
    Mani, Inc.                                                       100,200    1,826,155             0.1%
#   Message Co., Ltd.                                                 84,600    2,085,197             0.1%
    Mochida Pharmaceutical Co., Ltd.                                  76,699    4,528,755             0.2%
#   Nagaileben Co., Ltd.                                              51,200      872,696             0.0%
    Nakanishi, Inc.                                                  115,300    3,931,318             0.2%
    ND Software Co., Ltd.                                              5,200       60,024             0.0%
    Nichi-iko Pharmaceutical Co., Ltd.                               264,250    7,334,079             0.3%
#   Nichii Gakkan Co.                                                284,300    1,962,724             0.1%
#   Nihon Kohden Corp.                                               138,800    2,702,125             0.1%
#   Nikkiso Co., Ltd.                                                361,500    2,917,782             0.1%
    Nippon Chemiphar Co., Ltd.                                       175,000      855,559             0.0%
    Nipro Corp.                                                      702,100    7,870,821             0.3%
    Nissui Pharmaceutical Co., Ltd.                                   67,400      739,444             0.0%
    Paramount Bed Holdings Co., Ltd.                                 114,200    3,662,981             0.1%
    Rion Co., Ltd.                                                    42,300      646,067             0.0%
    Rohto Pharmaceutical Co., Ltd.                                   499,200    8,236,034             0.3%
    Seed Co., Ltd.                                                     8,200       85,789             0.0%
    Ship Healthcare Holdings, Inc.                                   279,700    6,775,233             0.3%
#   Shofu, Inc.                                                       35,700      462,740             0.0%
    Software Service, Inc.                                            17,400      655,857             0.0%
#   Taiko Pharmaceutical Co., Ltd.                                    64,600    1,014,645             0.0%
    Techno Medica Co., Ltd.                                           25,700      586,809             0.0%
#   Toho Holdings Co., Ltd.                                          321,000    7,116,998             0.3%
    Tokai Corp.                                                       54,500    1,746,213             0.1%
    Torii Pharmaceutical Co., Ltd.                                    65,500    1,580,602             0.1%
    Towa Pharmaceutical Co., Ltd.                                     59,100    4,019,058             0.2%
    Tsukui Corp.                                                     180,900    1,942,779             0.1%
#   Tsumura & Co.                                                    348,700    8,402,296             0.3%
    Uchiyama Holdings Co., Ltd.                                       24,200       93,591             0.0%
    Vital KSK Holdings, Inc.                                         193,400    1,406,296             0.1%
    Wakamoto Pharmaceutical Co., Ltd.                                107,000      252,677             0.0%
    WIN-Partners Co., Ltd.                                             4,900       69,022             0.0%
    ZERIA Pharmaceutical Co., Ltd.                                   100,699    1,499,949             0.1%
                                                                             ------------             ---
Total Health Care                                                             128,281,909             4.9%
                                                                             ------------             ---
Industrials -- (25.9%)
#*  A&A Material Corp.                                               127,000       99,279             0.0%
    Advan Co., Ltd.                                                  170,000    1,572,942             0.1%
    Advanex, Inc.                                                     23,699      344,118             0.0%
    Aeon Delight Co., Ltd.                                           107,400    3,094,006             0.1%
    Aica Kogyo Co., Ltd.                                             314,300    6,225,605             0.2%
    Aichi Corp.                                                      171,500    1,087,893             0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
Industrials -- (Continued)
    Aida Engineering, Ltd.                                             317,900 $ 3,029,573             0.1%
    AIT Corp.                                                           10,000      93,749             0.0%
    Alinco, Inc.                                                        62,600     592,845             0.0%
    Alps Logistics Co., Ltd.                                            49,300     583,015             0.0%
    Altech Corp.                                                        44,750     813,165             0.0%
#   Anest Iwata Corp.                                                  168,200   1,188,100             0.1%
#*  Arrk Corp.                                                         422,400     425,089             0.0%
    Asahi Diamond Industrial Co., Ltd.                                 328,200   3,463,070             0.1%
    Asahi Kogyosha Co., Ltd.                                           122,000     463,456             0.0%
#   Asanuma Corp.                                                      487,000   1,219,968             0.1%
#*  Asia Growth Capital, Ltd.                                          389,900     496,286             0.0%
    Asunaro Aoki Construction Co., Ltd.                                145,500   1,075,788             0.0%
    Bando Chemical Industries, Ltd.                                    462,000   1,939,803             0.1%
#   Benefit One, Inc.                                                   96,900   1,696,265             0.1%
    Bunka Shutter Co., Ltd.                                            309,000   2,398,823             0.1%
    Canare Electric Co., Ltd.                                            2,300      37,893             0.0%
#   Career Design Center Co., Ltd.                                      28,800     285,406             0.0%
    Central Glass Co., Ltd.                                          1,214,000   5,992,311             0.2%
    Central Security Patrols Co., Ltd.                                  40,700     535,118             0.0%
*   Chilled & Frozen Logistics Holdings Co, Ltd.                        22,000     160,255             0.0%
    Chiyoda Integre Co., Ltd.                                           73,700   1,779,444             0.1%
    Chudenko Corp.                                                     110,500   2,387,602             0.1%
    Chugai Ro Co., Ltd.                                                373,000     705,372             0.0%
    CKD Corp.                                                          341,900   3,108,800             0.1%
    COMSYS Holdings Corp.                                              154,600   2,019,313             0.1%
#   Cosel Co., Ltd.                                                    114,400   1,118,025             0.1%
    CTI Engineering Co., Ltd.                                           72,300     715,155             0.0%
    Dai-Dan Co., Ltd.                                                  155,000   1,099,712             0.0%
    Daido Kogyo Co., Ltd.                                              200,000     379,292             0.0%
    Daifuku Co., Ltd.                                                  579,400   8,575,019             0.3%
    Daihatsu Diesel Manufacturing Co., Ltd.                             84,000     545,807             0.0%
    Daihen Corp.                                                       620,000   3,083,022             0.1%
#   Daiho Corp.                                                        405,000   1,783,879             0.1%
#   Daiichi Jitsugyo Co., Ltd.                                         251,000   1,070,906             0.0%
    Daiseki Co., Ltd.                                                  209,463   3,360,718             0.1%
    Daiseki Eco. Solution Co., Ltd.                                     14,400     158,029             0.0%
#   Daisue Construction Co., Ltd.                                       33,700     233,471             0.0%
    Daiwa Industries, Ltd.                                             173,000   1,144,511             0.1%
#*  Danto Holdings Corp.                                               165,000     272,665             0.0%
    Denyo Co., Ltd.                                                     85,300   1,383,334             0.1%
#   Dijet Industrial Co., Ltd.                                          75,000     112,048             0.0%
    DMW Corp.                                                            4,800      72,922             0.0%
#   Duskin Co., Ltd.                                                   222,400   3,816,963             0.2%
#   Ebara Corp.                                                        307,000   1,330,089             0.1%
#   Ebara Jitsugyo Co., Ltd.                                            40,200     494,485             0.0%
    Eidai Co., Ltd.                                                    115,000     406,537             0.0%
    en-japan, Inc.                                                      62,400   1,664,101             0.1%
    Endo Lighting Corp.                                                 60,200     612,743             0.0%
#*  Enshu, Ltd.                                                        281,000     213,002             0.0%
    Freund Corp.                                                         9,900     120,553             0.0%
#   Fudo Tetra Corp.                                                 1,040,800   1,333,217             0.1%
    Fujikura, Ltd.                                                   1,984,000  10,197,595             0.4%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
Industrials -- (Continued)
#*  Fujisash Co., Ltd.                                                 436,500 $  416,335             0.0%
    Fujitec Co., Ltd.                                                  436,800  4,713,312             0.2%
    Fukuda Corp.                                                       441,000  4,406,616             0.2%
    Fukushima Industries Corp.                                          78,100  1,695,761             0.1%
#   Fukuyama Transporting Co., Ltd.                                    791,400  4,297,826             0.2%
    FULLCAST Holdings Co., Ltd.                                         73,900    480,118             0.0%
    Funai Soken Holdings, Inc.                                         117,300  1,799,559             0.1%
    Furukawa Co., Ltd.                                               1,665,000  3,937,122             0.2%
    Furukawa Electric Co., Ltd.                                      4,806,000  8,795,085             0.3%
    Furusato Industries, Ltd.                                           52,000    766,727             0.0%
#   Futaba Corp.                                                       125,100  1,615,168             0.1%
    Gecoss Corp.                                                       109,200    941,361             0.0%
    Glory, Ltd.                                                        268,900  6,802,988             0.3%
    GS Yuasa Corp.                                                   1,133,000  4,307,362             0.2%
    Hamakyorex Co., Ltd.                                                84,400  1,704,167             0.1%
    Hanwa Co., Ltd.                                                  1,221,000  5,049,217             0.2%
#   Harmonic Drive Systems, Inc.                                       150,100  2,543,285             0.1%
    Hazama Ando Corp.                                                1,082,400  6,381,774             0.3%
    Hibiya Engineering, Ltd.                                           120,800  1,566,160             0.1%
    Hirakawa Hewtech Corp.                                                 900      9,936             0.0%
#   Hisaka Works, Ltd.                                                 100,200    768,781             0.0%
#   Hitachi Koki Co., Ltd.                                             311,600  2,270,054             0.1%
    Hitachi Transport System, Ltd.                                     278,000  4,894,007             0.2%
    Hitachi Zosen Corp.                                                991,379  5,418,452             0.2%
    Hito Communications, Inc.                                            1,300     28,397             0.0%
    Hokuetsu Industries Co., Ltd.                                      105,900    742,656             0.0%
#   Hokuriku Electrical Construction Co., Ltd.                          23,000    198,826             0.0%
    Hosokawa Micron Corp.                                              176,000    875,542             0.0%
    Howa Machinery, Ltd.                                                72,100    411,701             0.0%
#   Ichiken Co., Ltd.                                                  143,000    518,690             0.0%
    ICHINEN HOLDINGS Co., Ltd.                                         114,200    984,457             0.0%
    Idec Corp.                                                         158,800  1,329,212             0.1%
#   Iino Kaiun Kaisha, Ltd.                                            521,100  2,356,332             0.1%
    Inaba Denki Sangyo Co., Ltd.                                       138,700  4,327,857             0.2%
#   Inaba Seisakusho Co., Ltd.                                          49,700    531,603             0.0%
#   Inabata & Co., Ltd.                                                308,400  3,572,225             0.1%
#   Inui Global Logistics Co., Ltd.                                     71,880    583,600             0.0%
#   Iseki & Co., Ltd.                                                1,110,000  1,828,504             0.1%
    Ishii Iron Works Co., Ltd.                                         110,000    181,409             0.0%
    Itoki Corp.                                                        213,800  1,563,040             0.1%
    Iwasaki Electric Co., Ltd.                                         372,000    757,075             0.0%
#   Iwatani Corp.                                                    1,087,000  6,017,978             0.2%
    JAC Recruitment Co., Ltd.                                            7,400     50,859             0.0%
#   Jalux, Inc.                                                         33,200    671,529             0.0%
#   Jamco Corp.                                                         77,700  3,259,280             0.1%
    Japan Foundation Engineering Co., Ltd.                             119,500    517,879             0.0%
    Japan Pulp & Paper Co., Ltd.                                       465,000  1,283,721             0.1%
    Japan Steel Works, Ltd. (The)                                    1,992,000  7,413,614             0.3%
    Japan Transcity Corp.                                              242,000    872,764             0.0%
    JK Holdings Co., Ltd.                                               89,940    379,362             0.0%
#   Juki Corp.                                                         183,600  2,268,222             0.1%
    Kamei Corp.                                                        148,700  1,479,505             0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
Industrials -- (Continued)
    Kanaden Corp.                                                      113,000 $  891,364             0.0%
    Kanagawa Chuo Kotsu Co., Ltd.                                      190,000  1,111,521             0.0%
#   Kanamoto Co., Ltd.                                                 171,600  3,467,509             0.1%
    Kandenko Co., Ltd.                                                 626,000  4,423,474             0.2%
    Kanematsu Corp.                                                  2,395,625  3,955,740             0.2%
#   Katakura Industries Co., Ltd.                                      136,100  1,503,467             0.1%
#   Kato Works Co., Ltd.                                               309,000  1,325,683             0.1%
#   KAWADA TECHNOLOGIES, Inc.                                           58,900  2,086,766             0.1%
    Kawasaki Kinkai Kisen Kaisha, Ltd.                                  96,000    284,995             0.0%
    Kawasaki Kisen Kaisha, Ltd.                                      1,451,000  3,257,659             0.1%
    Keihin Co., Ltd.                                                   249,000    389,451             0.0%
*   KI Holdings Co., Ltd.                                               88,000    313,339             0.0%
    Kimura Chemical Plants Co., Ltd.                                    39,900    170,509             0.0%
    King Jim Co., Ltd.                                                  13,000     90,211             0.0%
#*  Kinki Sharyo Co., Ltd. (The)                                       153,000    481,968             0.0%
#   Kintetsu World Express, Inc.                                       155,600  2,923,710             0.1%
    Kitagawa Iron Works Co., Ltd.                                      496,000  1,284,587             0.1%
    Kitano Construction Corp.                                          259,000    684,312             0.0%
#   Kito Corp.                                                         103,600    818,134             0.0%
#   Kitz Corp.                                                         543,500  2,501,546             0.1%
*   Kobe Electric Railway Co., Ltd.                                     29,000     85,669             0.0%
#   Kobelco Eco-Solutions Co., Ltd.                                     97,000    426,362             0.0%
    Koike Sanso Kogyo Co., Ltd.                                        145,000    408,605             0.0%
#   Kokusai Co., Ltd.                                                   40,400    498,157             0.0%
    Kokuyo Co., Ltd.                                                   527,825  5,888,751             0.2%
#   KOMAIHALTEC, Inc.                                                  227,000    419,764             0.0%
    Komatsu Wall Industry Co., Ltd.                                     40,000    666,236             0.0%
    Komori Corp.                                                       348,700  4,125,506             0.2%
    Kondotec, Inc.                                                     124,000    796,378             0.0%
    Konoike Transport Co., Ltd.                                         70,600    874,705             0.0%
#   Kosaido Co., Ltd.                                                  257,200    825,415             0.0%
    KRS Corp.                                                           36,200    773,941             0.0%
    Kumagai Gumi Co., Ltd.                                           1,756,000  5,261,162             0.2%
#   Kuroda Electric Co., Ltd.                                          219,100  4,438,173             0.2%
    Kyodo Printing Co., Ltd.                                           525,000  1,456,375             0.1%
    Kyokuto Boeki Kaisha, Ltd.                                          58,000    121,901             0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.                                   204,200  2,160,968             0.1%
    Kyoritsu Printing Co., Ltd.                                        105,300    270,558             0.0%
    Kyowa Exeo Corp.                                                   481,800  5,028,109             0.2%
#   Kyudenko Corp.                                                     219,000  4,514,182             0.2%
#   Link And Motivation, Inc.                                          251,400    275,785             0.0%
#   Lonseal Corp.                                                      116,000    151,152             0.0%
#   Maeda Corp.                                                        821,000  5,961,732             0.2%
#   Maeda Kosen Co., Ltd.                                              102,300    779,706             0.0%
    Maeda Road Construction Co., Ltd.                                  387,000  7,034,679             0.3%
    Maezawa Industries, Inc.                                            35,700    120,023             0.0%
    Maezawa Kasei Industries Co., Ltd.                                  45,600    396,959             0.0%
    Maezawa Kyuso Industries Co., Ltd.                                  48,200    615,332             0.0%
    Makino Milling Machine Co., Ltd.                                   655,000  5,073,282             0.2%
    Marubeni Construction Material Lease Co., Ltd.                      75,000    141,664             0.0%
#   Marufuji Sheet Piling Co., Ltd.                                     58,000    137,185             0.0%
    Maruka Machinery Co., Ltd.                                          32,200    471,186             0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
Industrials -- (Continued)
    Maruyama Manufacturing Co., Inc.                                   230,000 $  376,093             0.0%
    Maruzen Co., Ltd.-General Commercial Kitchen Appliances &
      Equipment                                                         46,000    381,088             0.0%
    Maruzen Showa Unyu Co., Ltd.                                       300,000  1,088,092             0.0%
    Matsuda Sangyo Co., Ltd.                                            81,082    950,630             0.0%
    Matsui Construction Co., Ltd.                                      124,600    700,687             0.0%
#   Max Co., Ltd.                                                      191,000  1,931,830             0.1%
    Meidensha Corp.                                                  1,171,050  4,118,904             0.2%
#   Meiji Shipping Co., Ltd.                                           111,000    496,970             0.0%
#   Meisei Industrial Co., Ltd.                                        251,000  1,177,583             0.1%
    Meitec Corp.                                                       181,300  6,584,393             0.3%
#   Meiwa Corp.                                                        161,700    586,689             0.0%
    Mesco, Inc.                                                         22,000    162,676             0.0%
    Mirait Holdings Corp.                                              380,085  3,293,537             0.1%
    Mitani Corp.                                                        68,200  1,689,438             0.1%
    Mitsubishi Kakoki Kaisha, Ltd.                                      49,000    121,740             0.0%
#   Mitsubishi Logistics Corp.                                          26,000    373,149             0.0%
    Mitsubishi Nichiyu Forklift Co., Ltd.                              159,600    677,125             0.0%
    Mitsubishi Pencil Co., Ltd.                                         95,800  4,289,499             0.2%
    Mitsuboshi Belting, Ltd.                                           328,000  2,726,699             0.1%
    Mitsui Engineering & Shipbuilding Co., Ltd.                      5,109,000  7,865,398             0.3%
    Mitsui Matsushima Co., Ltd.                                        847,000    830,134             0.0%
    Mitsui-Soko Holdings Co., Ltd.                                     626,000  2,019,779             0.1%
    Mitsumura Printing Co., Ltd.                                        93,000    192,361             0.0%
#   Miura Co., Ltd.                                                    247,700  2,955,560             0.1%
#   Miyaji Engineering Group, Inc.                                     377,175    682,912             0.0%
#   Morita Holdings Corp.                                              232,300  2,478,848             0.1%
#   NAC Co., Ltd.                                                       58,900    403,963             0.0%
#   Nachi-Fujikoshi Corp.                                            1,025,000  4,601,444             0.2%
    Nagase & Co., Ltd.                                                 374,900  4,649,330             0.2%
    Nakabayashi Co., Ltd.                                              211,000    540,129             0.0%
    Nakano Corp.                                                        14,800     90,868             0.0%
#   Namura Shipbuilding Co., Ltd.                                      217,228  1,899,708             0.1%
    Narasaki Sangyo Co., Ltd.                                          103,000    228,481             0.0%
    NDS Co., Ltd.                                                      241,000    595,391             0.0%
#   NEC Capital Solutions, Ltd.                                         43,800    631,841             0.0%
    Nichias Corp.                                                      581,000  3,661,849             0.1%
    Nichiban Co., Ltd.                                                 119,000    567,706             0.0%
    Nichiden Corp.                                                      22,600    547,736             0.0%
    Nichiha Corp.                                                      143,680  1,937,657             0.1%
    Nichireki Co., Ltd.                                                148,000  1,174,122             0.1%
#   Nihon Flush Co., Ltd.                                                2,500     28,262             0.0%
    Nihon M&A Center, Inc.                                             198,100  8,171,293             0.3%
#   Nihon Trim Co., Ltd.                                                18,200    678,685             0.0%
    Nikkato Corp.                                                          700      2,350             0.0%
    Nikko Co., Ltd.                                                    155,000    508,576             0.0%
    Nikkon Holdings Co., Ltd.                                          356,800  6,892,752             0.3%
    Nippo Corp.                                                        142,000  2,474,473             0.1%
    Nippon Air Conditioning Services Co., Ltd.                          14,900    148,515             0.0%
    Nippon Carbon Co., Ltd.                                            648,000  1,812,637             0.1%
    Nippon Densetsu Kogyo Co., Ltd.                                    230,300  4,364,735             0.2%
    Nippon Filcon Co., Ltd.                                             70,900    312,861             0.0%
    Nippon Hume Corp.                                                  129,400    820,711             0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
Industrials -- (Continued)
    Nippon Kanzai Co., Ltd.                                             84,800 $ 1,305,619             0.1%
    Nippon Koei Co., Ltd.                                              390,000   1,569,674             0.1%
#   Nippon Parking Development Co., Ltd.                             1,197,800   1,372,154             0.1%
    Nippon Rietec Co., Ltd.                                              7,000      49,966             0.0%
    Nippon Road Co., Ltd. (The)                                        384,000   2,086,378             0.1%
    Nippon Seisen Co., Ltd.                                            100,000     440,970             0.0%
#*  Nippon Sharyo, Ltd.                                                422,000   1,011,218             0.0%
#*  Nippon Sheet Glass Co., Ltd.                                     6,156,000   5,284,161             0.2%
    Nippon Steel & Sumikin Bussan Corp.                                955,599   3,322,893             0.1%
    Nippon Thompson Co., Ltd.                                          410,000   1,944,895             0.1%
    Nippon Tungsten Co., Ltd.                                           62,000     100,222             0.0%
    Nishi-Nippon Railroad Co., Ltd.                                  1,852,000   9,576,171             0.4%
    Nishimatsu Construction Co., Ltd.                                1,803,000   7,157,647             0.3%
    Nishio Rent All Co., Ltd.                                           92,500   2,152,842             0.1%
#   Nissei ASB Machine Co., Ltd.                                        46,700     953,994             0.0%
    Nissei Corp.                                                        37,900     305,378             0.0%
    Nissei Plastic Industrial Co., Ltd.                                197,500   1,668,872             0.1%
    Nissha Printing Co., Ltd.                                          157,500   3,425,090             0.1%
    Nisshinbo Holdings, Inc.                                           903,000  12,263,296             0.5%
    Nissin Corp.                                                       399,000   1,165,876             0.1%
    Nissin Electric Co., Ltd.                                          279,000   1,863,275             0.1%
    Nitta Corp.                                                        101,900   2,775,857             0.1%
    Nitto Boseki Co., Ltd.                                             898,000   2,704,708             0.1%
#   Nitto Kogyo Corp.                                                  159,700   3,082,023             0.1%
#   Nitto Kohki Co., Ltd.                                               68,500   1,452,629             0.1%
    Nitto Seiko Co., Ltd.                                              149,000     389,065             0.0%
#   Nittoc Construction Co., Ltd.                                       96,800     430,837             0.0%
#   Nittoku Engineering Co., Ltd.                                       80,900     740,526             0.0%
    NJS Co., Ltd.                                                       30,200     365,347             0.0%
    Noda Corp.                                                         153,600     444,450             0.0%
    Nomura Co., Ltd.                                                   216,500   2,925,684             0.1%
#   Noritake Co., Ltd/Nagoya Japan                                     642,000   1,482,519             0.1%
    Noritz Corp.                                                       192,500   3,008,922             0.1%
#   NS United Kaiun Kaisha, Ltd.                                       599,000   1,201,204             0.1%
#   Obara Group, Inc.                                                   77,700   3,251,125             0.1%
#   Obayashi Road Corp.                                                170,000   1,198,825             0.1%
#   Odelic Co., Ltd.                                                    17,900     483,538             0.0%
    Oiles Corp.                                                        165,050   2,624,018             0.1%
    Okabe Co., Ltd.                                                    242,100   1,928,105             0.1%
    Okamoto Machine Tool Works, Ltd.                                   205,000     257,922             0.0%
    Okamura Corp.                                                      381,900   3,543,347             0.1%
#   OKK Corp.                                                          425,000     507,167             0.0%
    OKUMA Corp.                                                        722,000   5,789,287             0.2%
    Okumura Corp.                                                      999,400   5,289,243             0.2%
    Onoken Co., Ltd.                                                    87,300     765,856             0.0%
    Organo Corp.                                                       228,000     935,926             0.0%
#   OSG Corp.                                                          444,300   8,357,354             0.3%
#   Outsourcing, Inc.                                                   54,600     992,803             0.0%
    Oyo Corp.                                                           93,700   1,201,566             0.1%
#   Pasco Corp.                                                        124,000     332,429             0.0%
#   Pasona Group, Inc.                                                 126,800     965,973             0.0%
    Penta-Ocean Construction Co., Ltd.                               1,684,400   7,649,195             0.3%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
Industrials -- (Continued)
    Pilot Corp.                                                        188,800 $7,993,821             0.3%
    Prestige International, Inc.                                       109,700  1,072,339             0.0%
    Pronexus, Inc.                                                     129,400    953,740             0.0%
#   PS Mitsubishi Construction Co., Ltd.                               137,300    458,393             0.0%
    Quick Co., Ltd.                                                      5,900     42,200             0.0%
    Raito Kogyo Co., Ltd.                                              300,900  2,877,641             0.1%
    Rheon Automatic Machinery Co., Ltd.                                 95,000    457,050             0.0%
    Ryobi, Ltd.                                                        779,200  2,872,874             0.1%
    Sakai Heavy Industries, Ltd.                                       237,000    465,932             0.0%
#   Sakai Moving Service Co., Ltd.                                      22,800  1,139,274             0.1%
    Sanki Engineering Co., Ltd.                                        297,600  2,457,433             0.1%
    Sanko Metal Industrial Co., Ltd.                                   136,000    304,230             0.0%
#   Sankyo Tateyama, Inc.                                              166,200  2,313,512             0.1%
    Sankyu, Inc.                                                     1,540,000  8,675,182             0.3%
    Sanoyas Holdings Corp.                                              40,600     88,767             0.0%
    Sanwa Holdings Corp.                                             1,232,600  9,970,181             0.4%
    Sanyo Denki Co., Ltd.                                              254,000  1,546,978             0.1%
    Sanyo Engineering & Construction, Inc.                              48,000    228,547             0.0%
    Sanyo Industries, Ltd.                                              99,000    142,384             0.0%
#   Sata Construction Co., Ltd.                                         85,399    404,871             0.0%
#   Sato Holdings Corp.                                                135,900  2,954,407             0.1%
    Sato Shoji Corp.                                                    66,800    409,093             0.0%
#   SBS Holdings, Inc.                                                  90,700    837,139             0.0%
    Secom Joshinetsu Co., Ltd.                                          32,900  1,082,231             0.0%
#   Seibu Electric Industry Co., Ltd.                                   70,000    246,339             0.0%
    Seika Corp.                                                        313,000    711,203             0.0%
    Seikitokyu Kogyo Co., Ltd.                                         178,300    873,765             0.0%
    Sekisui Jushi Corp.                                                176,700  2,367,508             0.1%
#   Senko Co., Ltd.                                                    547,000  3,786,235             0.2%
#   Senshu Electric Co., Ltd.                                           36,200    521,375             0.0%
    Shibusawa Warehouse Co., Ltd. (The)                                263,000    670,358             0.0%
    Shibuya Kogyo Co., Ltd.                                             89,100  1,371,916             0.1%
#   Shima Seiki Manufacturing, Ltd.                                    169,900  2,536,405             0.1%
    Shin Nippon Air Technologies Co., Ltd.                              86,280    766,987             0.0%
    Shin-Keisei Electric Railway Co., Ltd.                             177,000    631,069             0.0%
    Shinmaywa Industries, Ltd.                                         537,000  5,862,334             0.2%
    Shinnihon Corp.                                                    189,300    896,900             0.0%
    Shinsho Corp.                                                      279,000    591,192             0.0%
    Shinwa Co., Ltd.                                                    16,900    237,450             0.0%
#   Shoko Co., Ltd.                                                    404,000    302,986             0.0%
#   Showa Aircraft Industry Co., Ltd.                                   15,837    160,437             0.0%
    Sinfonia Technology Co., Ltd.                                      567,000    979,090             0.0%
#   Sinko Industries, Ltd.                                             110,700  1,174,414             0.1%
#   Sintokogio, Ltd.                                                   265,000  2,278,336             0.1%
    Soda Nikka Co., Ltd.                                                67,000    280,663             0.0%
    Sodick Co., Ltd.                                                   191,900  1,415,440             0.1%
    Space Co., Ltd.                                                     61,920    683,461             0.0%
#   Srg Takamiya Co., Ltd.                                             106,300    510,647             0.0%
    Star Micronics Co., Ltd.                                           221,700  3,009,288             0.1%
    Subaru Enterprise Co., Ltd.                                         55,000    192,745             0.0%
    Sugimoto & Co., Ltd.                                                30,500    353,499             0.0%
    Sumitomo Densetsu Co., Ltd.                                        104,400  1,368,793             0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
Industrials -- (Continued)
#   Sumitomo Mitsui Construction Co., Ltd.                           4,537,800 $4,408,401             0.2%
    Sumitomo Precision Products Co., Ltd.                              189,000    739,783             0.0%
    Sumitomo Warehouse Co., Ltd. (The)                                 819,000  4,345,025             0.2%
#*  SWCC Showa Holdings Co., Ltd.                                    1,683,000  1,112,517             0.1%
    Tadano, Ltd.                                                       281,000  3,356,669             0.1%
    Taihei Dengyo Kaisha, Ltd.                                         162,000  1,721,625             0.1%
#   Taiheiyo Kouhatsu, Inc.                                            407,000    298,980             0.0%
#   Taikisha, Ltd.                                                     147,000  3,558,582             0.1%
#   Takano Co., Ltd.                                                    49,400    285,716             0.0%
    Takaoka Toko Co., Ltd.                                              43,520    514,138             0.0%
    Takara Printing Co., Ltd.                                           34,055    379,725             0.0%
    Takara Standard Co., Ltd.                                          507,000  3,829,885             0.2%
    Takasago Thermal Engineering Co., Ltd.                             319,500  4,586,787             0.2%
    Takashima & Co., Ltd.                                              225,000    486,596             0.0%
#   Takeei Corp.                                                       119,500  1,152,880             0.1%
    Takeuchi Manufacturing Co., Ltd.                                   205,200  3,865,319             0.2%
#   Takigami Steel Construction Co., Ltd. (The)                         50,000    216,506             0.0%
    Takisawa Machine Tool Co., Ltd.                                    368,000    507,641             0.0%
    Takuma Co., Ltd.                                                   436,000  3,442,722             0.1%
    Tanseisha Co., Ltd.                                                162,449  1,197,141             0.1%
    Tatsuta Electric Wire and Cable Co., Ltd.                          275,600  1,051,926             0.0%
    TECHNO ASSOCIE Co., Ltd.                                            56,800    542,926             0.0%
    Techno Ryowa, Ltd.                                                  69,390    399,079             0.0%
    Teikoku Electric Manufacturing Co., Ltd.                            89,400    614,887             0.0%
#   Teikoku Sen-I Co., Ltd.                                            102,100  1,289,877             0.1%
#   Tekken Corp.                                                       234,000    651,698             0.0%
    Teraoka Seisakusho Co., Ltd.                                        53,600    201,723             0.0%
    Toa Corp.                                                        1,103,000  2,502,712             0.1%
    TOA ROAD Corp.                                                     266,000  1,047,182             0.0%
#*  Tobishima Corp.                                                  1,155,500  2,032,198             0.1%
    Tocalo Co., Ltd.                                                    82,300  1,652,033             0.1%
    Toda Corp.                                                       1,179,000  6,413,491             0.3%
    Toenec Corp.                                                       212,000  1,640,934             0.1%
    Togami Electric Manufacturing Co., Ltd.                             14,000     83,025             0.0%
#   TOKAI Holdings Corp.                                               528,400  2,240,848             0.1%
    Tokai Lease Co., Ltd.                                              154,000    281,265             0.0%
    Tokyo Energy & Systems, Inc.                                       139,000  1,345,871             0.1%
#   Tokyo Keiki, Inc.                                                  354,000    700,482             0.0%
*   Tokyo Kikai Seisakusho, Ltd.                                       256,000    126,406             0.0%
    Tokyo Sangyo Co., Ltd.                                              81,000    361,626             0.0%
    Toli Corp.                                                         261,000    741,475             0.0%
    Tomoe Corp.                                                        152,000    464,513             0.0%
#   Tomoe Engineering Co., Ltd.                                         37,200    468,424             0.0%
    Tonami Holdings Co., Ltd.                                          322,000  1,050,817             0.0%
    Toppan Forms Co., Ltd.                                             298,500  3,845,494             0.2%
#   Torishima Pump Manufacturing Co., Ltd.                             117,100    908,460             0.0%
    Toshiba Machine Co., Ltd.                                          663,000  2,283,090             0.1%
    Toshiba Plant Systems & Services Corp.                             262,650  2,813,361             0.1%
#   Tosho Printing Co., Ltd.                                           236,000    992,767             0.0%
    Totetsu Kogyo Co., Ltd.                                            145,100  3,137,434             0.1%
#   Toyo Construction Co., Ltd.                                        377,100  1,733,033             0.1%
#   Toyo Denki Seizo - Toyo Electric Manufacturing Co., Ltd.           207,000    754,248             0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
Industrials -- (Continued)
#   Toyo Engineering Corp.                                             689,400 $  1,733,631             0.1%
    Toyo Machinery & Metal Co., Ltd.                                    87,400      324,967             0.0%
    Toyo Tanso Co., Ltd.                                                67,000      964,745             0.0%
#   Toyo Wharf & Warehouse Co., Ltd.                                   340,000      535,049             0.0%
    Trancom Co., Ltd.                                                   42,400    2,043,621             0.1%
    Trinity Industrial Corp.                                            19,000       74,656             0.0%
    Trusco Nakayama Corp.                                              112,700    3,951,394             0.2%
    Trust Tech, Inc.                                                    22,800      430,457             0.0%
    Tsubakimoto Chain Co.                                              845,700    6,196,663             0.2%
    Tsubakimoto Kogyo Co., Ltd.                                        117,000      326,615             0.0%
#*  Tsudakoma Corp.                                                    294,000      292,691             0.0%
#   Tsugami Corp.                                                      395,000    1,933,751             0.1%
#   Tsukishima Kikai Co., Ltd.                                         129,500    1,234,801             0.1%
    Tsurumi Manufacturing Co., Ltd.                                     92,200    1,684,081             0.1%
    TTK Co., Ltd.                                                       62,000      238,046             0.0%
    Uchida Yoko Co., Ltd.                                              322,000    1,033,096             0.0%
#   Ueki Corp.                                                         354,000      726,751             0.0%
#   Union Tool Co.                                                      49,200    1,214,422             0.1%
    Ushio, Inc.                                                        334,700    4,610,766             0.2%
    Utoc Corp.                                                          98,700      406,172             0.0%
#   Wakachiku Construction Co., Ltd.                                 1,141,000    1,445,407             0.1%
    Wakita & Co., Ltd.                                                 219,800    1,729,868             0.1%
    WDB Holdings Co., Ltd.                                               8,900       94,691             0.0%
    Weathernews, Inc.                                                   36,800    1,184,322             0.1%
    World Holdings Co., Ltd.                                             2,400       34,355             0.0%
#   Yahagi Construction Co., Ltd.                                      159,400    1,371,118             0.1%
    YAMABIKO Corp.                                                     184,328    1,696,325             0.1%
    Yamato Corp.                                                        82,000      325,492             0.0%
    Yamaura Corp.                                                       16,200       64,657             0.0%
    Yamazen Corp.                                                      296,900    2,651,407             0.1%
    Yasuda Logistics Corp.                                              97,300      774,492             0.0%
    Yokogawa Bridge Holdings Corp.                                     177,600    1,646,341             0.1%
    Yondenko Corp.                                                     128,800      467,965             0.0%
    Yuasa Trading Co., Ltd.                                            105,000    2,447,571             0.1%
    Yuken Kogyo Co., Ltd.                                              196,000      380,312             0.0%
#   Yumeshin Holdings Co., Ltd.                                        154,700      894,852             0.0%
    Yurtec Corp.                                                       249,000    2,389,138             0.1%
    Yusen Logistics Co., Ltd.                                          109,500    1,277,554             0.1%
#   Zuiko Corp.                                                         18,300      689,041             0.0%
                                                                               ------------            ----
Total Industrials                                                               749,990,921            28.5%
                                                                               ------------            ----
Information Technology -- (10.3%)
#   A&D Co., Ltd.                                                      120,200      441,542             0.0%
#   Advantest Corp.                                                    279,500    2,229,593             0.1%
    Ai Holdings Corp.                                                  248,300    6,043,300             0.2%
    Aichi Tokei Denki Co., Ltd.                                        187,000      503,113             0.0%
#   Aiphone Co., Ltd.                                                   79,000    1,215,155             0.1%
#*  Allied Telesis Holdings K.K.                                       397,100      216,210             0.0%
    Alpha Systems, Inc.                                                 32,560      549,167             0.0%
    Amano Corp.                                                        374,300    4,861,659             0.2%
    Anritsu Corp.                                                      857,300    5,583,016             0.2%
#   AOI Electronics Co., Ltd.                                           26,900      782,248             0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
Information Technology -- (Continued)
    Argo Graphics, Inc.                                                 22,600 $  327,731             0.0%
    Arisawa Manufacturing Co., Ltd.                                    192,200  1,187,733             0.1%
    Asahi Net, Inc.                                                     59,600    266,001             0.0%
    Axell Corp.                                                         47,500    538,691             0.0%
    Azbil Corp.                                                        182,300  4,599,280             0.2%
    Broadleaf Co., Ltd.                                                118,700  1,359,660             0.1%
    CAC Holdings Corp.                                                  50,500    413,225             0.0%
    Canon Electronics, Inc.                                            132,000  2,251,627             0.1%
    Capcom Co., Ltd.                                                   294,600  6,211,599             0.2%
    Chino Corp.                                                         37,100    334,717             0.0%
#   CMK Corp.                                                          260,100    495,202             0.0%
    Computer Engineering & Consulting, Ltd.                             74,200    658,345             0.0%
    CONEXIO Corp.                                                      125,900  1,269,657             0.1%
#   COOKPAD, Inc.                                                      287,400  5,468,796             0.2%
    Cresco, Ltd.                                                        26,500    421,979             0.0%
#   CROOZ, Inc.                                                         32,400    709,252             0.0%
#   Dai-ichi Seiko Co., Ltd.                                            55,600    738,164             0.0%
#   Daishinku Corp.                                                    188,000    381,121             0.0%
    Daito Electron Co., Ltd.                                             5,900     43,770             0.0%
    Daiwabo Holdings Co., Ltd.                                       1,186,000  2,335,579             0.1%
#   Denki Kogyo Co., Ltd.                                              251,000  1,071,754             0.0%
    Digital Arts, Inc.                                                   7,600    128,063             0.0%
    Digital Garage, Inc.                                                 5,400     84,132             0.0%
    DKK-Toa Corp.                                                       38,200    156,285             0.0%
    DTS Corp.                                                          122,000  2,883,845             0.1%
    Eizo Corp.                                                         109,700  2,568,265             0.1%
    Elecom Co., Ltd.                                                   101,400  1,229,798             0.1%
    Elematec Corp.                                                      54,171  1,327,569             0.1%
    EM Systems Co., Ltd.                                                18,500    334,487             0.0%
    Enplas Corp.                                                        57,000  2,097,641             0.1%
    ESPEC Corp.                                                         98,400    920,928             0.0%
#   Excel Co., Ltd.                                                     49,300    635,324             0.0%
#   F@N Communications, Inc.                                           194,900  1,393,992             0.1%
    Faith, Inc.                                                         27,910    304,444             0.0%
#*  FDK Corp.                                                          601,000    623,430             0.0%
    Ferrotec Corp.                                                     174,000  1,695,951             0.1%
    Fuji Soft, Inc.                                                    116,600  2,227,955             0.1%
    Fujitsu Frontech, Ltd.                                              75,300    976,715             0.0%
    Furuno Electric Co., Ltd.                                          137,500    929,345             0.0%
    Furuya Metal Co., Ltd.                                              11,800    196,538             0.0%
    Future Architect, Inc.                                             129,200    704,244             0.0%
    GMO internet, Inc.                                                 401,700  5,689,322             0.2%
    GMO Payment Gateway, Inc.                                           98,500  3,879,411             0.2%
#   Gree, Inc.                                                         672,200  3,404,962             0.1%
#   Gurunavi, Inc.                                                     172,800  3,151,728             0.1%
    Hakuto Co., Ltd.                                                    84,500    990,777             0.0%
    Hioki EE Corp.                                                      45,700    830,335             0.0%
    Hitachi Kokusai Electric, Inc.                                     332,500  4,590,820             0.2%
#   Hochiki Corp.                                                      143,000  1,422,188             0.1%
    Hokuriku Electric Industry Co., Ltd.                               482,000    674,272             0.0%
#   Horiba, Ltd.                                                       212,650  8,367,458             0.3%
#   Hosiden Corp.                                                      257,000  1,580,413             0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                     ------- ----------- ---------------
Information Technology -- (Continued)
    I-Net Corp.                                                       53,900 $   530,131             0.0%
#   Ibiden Co., Ltd.                                                  83,000   1,143,667             0.1%
    Icom, Inc.                                                        46,600     968,374             0.0%
#   Ikegami Tsushinki Co., Ltd.                                      309,000     389,094             0.0%
    Imagica Robot Holdings, Inc.                                      53,800     221,157             0.0%
    Ines Corp.                                                       196,600   1,760,418             0.1%
    Infocom Corp.                                                     80,400     697,598             0.0%
    Information Services International-Dentsu, Ltd.                   75,900   1,185,891             0.1%
    Innotech Corp.                                                    93,000     369,450             0.0%
    Internet Initiative Japan, Inc.                                  191,600   3,585,678             0.1%
#   Iriso Electronics Co., Ltd.                                       50,500   2,226,881             0.1%
    IT Holdings Corp.                                                505,101  12,486,557             0.5%
#   Itfor, Inc.                                                       56,300     240,558             0.0%
*   Iwatsu Electric Co., Ltd.                                        500,000     334,216             0.0%
    Japan Aviation Electronics Industry, Ltd.                         49,000     867,990             0.0%
    Japan Digital Laboratory Co., Ltd.                                93,600   1,196,836             0.1%
#*  Japan Display, Inc.                                              308,700     969,821             0.0%
#   Japan Material Co., Ltd.                                          11,600     206,322             0.0%
    Japan Radio Co., Ltd.                                            326,000   1,161,541             0.1%
    Jastec Co., Ltd.                                                  37,800     364,383             0.0%
#   JBCC Holdings, Inc.                                               87,500     556,032             0.0%
    Justsystems Corp.                                                160,600   1,273,697             0.1%
    Kaga Electronics Co., Ltd.                                       113,100   1,583,246             0.1%
    Kanematsu Electronics, Ltd.                                       72,000   1,100,350             0.1%
#*  KLab, Inc.                                                       191,400   1,936,882             0.1%
    Koa Corp.                                                        194,100   1,614,515             0.1%
    Kyoden Co., Ltd.                                                   1,300       1,983             0.0%
#   Kyoei Sangyo Co., Ltd.                                            97,000     143,618             0.0%
    Kyosan Electric Manufacturing Co., Ltd.                          279,000     784,722             0.0%
    Kyowa Electronic Instruments Co., Ltd.                           135,100     498,392             0.0%
#   LAC Co., Ltd.                                                     82,700   1,001,224             0.0%
    Lasertec Corp.                                                    41,500     452,893             0.0%
#*  Livesense, Inc.                                                   48,300     176,555             0.0%
*   Macnica Fuji Electronics Holdings, Inc.                          126,550   1,702,524             0.1%
    Marubun Corp.                                                     95,700     689,679             0.0%
    Maruwa Co., Ltd/Aichi                                             52,300   1,163,544             0.1%
#   Marvelous, Inc.                                                  196,300   1,570,454             0.1%
#   Megachips Corp.                                                  122,000   1,233,834             0.1%
*   Meiko Electronics Co., Ltd.                                      111,800     256,403             0.0%
    Melco Holdings, Inc.                                              75,500   1,305,740             0.1%
#   Micronics Japan Co., Ltd.                                        167,000   1,690,354             0.1%
    Mimasu Semiconductor Industry Co., Ltd.                          101,981     960,279             0.0%
    Miraial Co., Ltd.                                                 29,800     289,079             0.0%
    Miroku Jyoho Service Co., Ltd.                                    96,700     693,302             0.0%
    Mitsubishi Research Institute, Inc.                               32,600     807,618             0.0%
    Mitsui High-Tec, Inc.                                            150,700     883,983             0.0%
#   Mitsumi Electric Co., Ltd.                                       405,400   2,447,501             0.1%
#   Mobile Create Co., Ltd.                                           27,000     101,593             0.0%
    MTI, Ltd.                                                        168,800   1,077,679             0.1%
    Mutoh Holdings Co., Ltd.                                         126,000     312,781             0.0%
    Nagano Keiki Co., Ltd.                                             5,500      37,589             0.0%
#   Nakayo, Inc.                                                     396,000   1,129,774             0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
Information Technology -- (Continued)
    NEC Networks & System Integration Corp.                            136,600 $2,558,759             0.1%
    NET One Systems Co., Ltd.                                          525,900  3,242,428             0.1%
*   New Japan Radio Co., Ltd.                                           96,000    425,644             0.0%
    Nichicon Corp.                                                     324,600  2,602,309             0.1%
    NIFTY Corp.                                                         46,100    424,849             0.0%
#   Nihon Dempa Kogyo Co., Ltd.                                        102,700    719,218             0.0%
#   Nihon Unisys, Ltd.                                                 346,175  3,803,401             0.2%
#   Nippon Ceramic Co., Ltd.                                            62,200    915,287             0.0%
#   Nippon Chemi-Con Corp.                                             950,000  2,198,168             0.1%
#   Nippon Kodoshi Corp.                                                25,000    207,104             0.0%
    Nippon Signal Co., Ltd.                                            310,600  3,226,749             0.1%
#   Nippon Systemware Co., Ltd.                                         29,400    210,404             0.0%
    Nohmi Bosai, Ltd.                                                  132,600  1,643,438             0.1%
    Noritsu Koki Co., Ltd.                                              76,800    385,145             0.0%
    NS Solutions Corp.                                                 100,300  4,895,243             0.2%
#   NSD Co., Ltd.                                                      155,080  2,160,245             0.1%
    Nuflare Technology, Inc.                                            18,500    826,435             0.0%
#*  Ohara, Inc.                                                         47,600    232,353             0.0%
#   Oizumi Corp.                                                        28,500    149,837             0.0%
    Okaya Electric Industries Co., Ltd.                                 73,000    240,024             0.0%
    Oki Electric Industry Co., Ltd.                                  4,751,000  8,018,926             0.3%
    ONO Sokki Co., Ltd.                                                 58,400    458,536             0.0%
    Optex Co., Ltd.                                                     63,900  1,211,220             0.1%
#   Origin Electric Co., Ltd.                                          173,000    481,433             0.0%
#   Osaki Electric Co., Ltd.                                           168,000    860,142             0.0%
    Panasonic Industrial Devices SUNX Co., Ltd.                        111,600    612,114             0.0%
    PCA Corp.                                                            2,500     31,962             0.0%
    Poletowin Pitcrew Holdings, Inc.                                    13,100    111,906             0.0%
    Riken Keiki Co., Ltd.                                               76,100    963,280             0.0%
    Riso Kagaku Corp.                                                  180,600  3,275,807             0.1%
    Roland DG Corp.                                                     49,900  1,137,241             0.1%
    Ryoden Trading Co., Ltd.                                           174,000  1,138,257             0.1%
#   Ryosan Co., Ltd.                                                   184,300  4,460,046             0.2%
#   Ryoyo Electro Corp.                                                104,300  1,283,720             0.1%
#   Sanken Electric Co., Ltd.                                          673,000  2,339,051             0.1%
    Sanshin Electronics Co., Ltd.                                      149,900  1,590,359             0.1%
    Satori Electric Co., Ltd.                                           85,880    581,095             0.0%
#   Saxa Holdings, Inc.                                                298,000    609,295             0.0%
    SCREEN Holdings Co., Ltd.                                          980,000  5,790,171             0.2%
    Shibaura Electronics Co., Ltd.                                      26,200    374,234             0.0%
#   Shibaura Mechatronics Corp.                                        200,000    421,530             0.0%
#   Shindengen Electric Manufacturing Co., Ltd.                        433,000  1,581,354             0.1%
#*  Shinkawa, Ltd.                                                      57,300    336,846             0.0%
#   Shinko Electric Industries Co., Ltd.                               427,400  2,595,772             0.1%
    Shinko Shoji Co., Ltd.                                             121,700  1,356,207             0.1%
    Shizuki Electric Co., Inc.                                         100,000    471,255             0.0%
#   Siix Corp.                                                          92,900  2,614,429             0.1%
    SMK Corp.                                                          360,000  1,839,690             0.1%
#   SMS Co., Ltd.                                                      150,200  2,494,777             0.1%
    Softbank Technology Corp.                                           30,300    318,498             0.0%
*   Softbrain Co., Ltd.                                                161,300    247,541             0.0%
    Softcreate Holdings Corp.                                            2,700     21,237             0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                     SHARES    VALUE++    OF NET ASSETS**
                                                                     ------- ------------ ---------------
Information Technology -- (Continued)
    Sourcenext Corp.                                                  17,500 $     72,056             0.0%
    SRA Holdings                                                      47,500      975,605             0.0%
#   Sumida Corp.                                                     107,549      717,989             0.0%
    Sun-Wa Technos Corp.                                              35,100      293,006             0.0%
    Systena Corp.                                                    116,600    1,133,017             0.1%
#   Tabuchi Electric Co., Ltd.                                       145,100      993,076             0.0%
    Tachibana Eletech Co., Ltd.                                       83,160      936,668             0.0%
#   Taiyo Yuden Co., Ltd.                                            642,700    9,049,909             0.4%
    Tamura Corp.                                                     447,000    1,422,066             0.1%
    Teikoku Tsushin Kogyo Co., Ltd.                                  198,000      332,018             0.0%
    TKC Corp.                                                        104,700    2,467,936             0.1%
    Toko, Inc.                                                       208,000      593,093             0.0%
#   Tokyo Electron Device, Ltd.                                       37,200      480,144             0.0%
    Tokyo Seimitsu Co., Ltd.                                         231,900    5,119,929             0.2%
    Tomen Devices Corp.                                                2,400       39,601             0.0%
#   Topcon Corp.                                                      92,500    1,336,391             0.1%
    Tose Co., Ltd.                                                    22,100      149,835             0.0%
    Toshiba TEC Corp.                                                539,000    1,952,705             0.1%
    Toukei Computer Co., Ltd.                                         26,010      468,773             0.0%
    Towa Corp.                                                       124,500      668,195             0.0%
    Toyo Corp.                                                       131,600    1,028,235             0.0%
    Transcosmos, Inc.                                                152,100    4,246,804             0.2%
    UKC Holdings Corp.                                                64,900    1,300,404             0.1%
    Ulvac, Inc.                                                      249,600    4,439,087             0.2%
#   Uniden Holdings Corp.                                            366,000      582,643             0.0%
#*  UT Group Co., Ltd.                                               189,500    1,031,341             0.0%
    Vitec Holdings Co., Ltd.                                          36,200      448,323             0.0%
#   Wacom Co., Ltd.                                                  907,100    3,395,306             0.1%
    Wellnet Corp.                                                     19,100      377,125             0.0%
    Y A C Co., Ltd.                                                   31,000      243,005             0.0%
#   Yamaichi Electronics Co., Ltd.                                   120,500    1,066,950             0.0%
    Yashima Denki Co., Ltd.                                           25,600      123,432             0.0%
    Yokowo Co., Ltd.                                                  86,200      470,279             0.0%
    Zappallas, Inc.                                                   55,900      225,819             0.0%
    Zuken, Inc.                                                       64,400      602,170             0.0%
                                                                             ------------            ----
Total Information Technology                                                  299,371,811            11.4%
                                                                             ------------            ----
Materials -- (10.6%)
    Achilles Corp.                                                   909,000    1,123,045             0.1%
    ADEKA Corp.                                                      523,000    7,685,910             0.3%
    Agro-Kanesho Co., Ltd.                                            31,900      257,836             0.0%
    Aichi Steel Corp.                                                673,000    2,923,382             0.1%
    Alconix Corp.                                                     50,900      713,380             0.0%
    Arakawa Chemical Industries, Ltd.                                 86,300      857,984             0.0%
    Araya Industrial Co., Ltd.                                       268,000      322,790             0.0%
    Asahi Holdings, Inc.                                             155,550    2,289,100             0.1%
    Asahi Organic Chemicals Industry Co., Ltd.                       412,000      760,695             0.0%
    Asahi Printing Co., Ltd.                                             800       13,929             0.0%
    Asia Pile Holdings Corp.                                          15,700       96,508             0.0%
    C Uyemura & Co., Ltd.                                             22,800    1,188,121             0.1%
#   Carlit Holdings Co., Ltd.                                         71,700      312,014             0.0%
#   Chuetsu Pulp & Paper Co., Ltd.                                   552,000      981,577             0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
Materials -- (Continued)
*   Chugai Mining Co., Ltd.                                          1,012,400 $  217,468             0.0%
    Chugoku Marine Paints, Ltd.                                        345,000  2,466,369             0.1%
    Dai Nippon Toryo Co., Ltd.                                         740,000  1,128,796             0.1%
    Daido Steel Co., Ltd.                                              691,000  2,645,016             0.1%
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                              17,600    698,299             0.0%
    Daiken Corp.                                                       390,000  1,139,373             0.1%
    Daiki Aluminium Industry Co., Ltd.                                 153,000    417,738             0.0%
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.            408,000  1,933,169             0.1%
#   Daio Paper Corp.                                                   523,500  5,164,607             0.2%
    DC Co., Ltd.                                                       110,700    334,902             0.0%
    Denka Co., Ltd.                                                  1,753,000  8,134,823             0.3%
#   DKS Co., Ltd.                                                      207,000    649,998             0.0%
    Dynapac Co., Ltd.                                                   25,000     55,855             0.0%
#   FP Corp.                                                           148,000  6,054,059             0.2%
#   Fuji Seal International, Inc.                                      141,200  4,793,824             0.2%
    Fujikura Kasei Co., Ltd.                                           145,500    683,422             0.0%
    Fujimi, Inc.                                                        91,800  1,380,632             0.1%
    Fujimori Kogyo Co., Ltd.                                            75,000  2,066,140             0.1%
#   Fumakilla, Ltd.                                                     78,000    276,288             0.0%
    Fuso Chemical Co., Ltd.                                             39,600    502,035             0.0%
#   Godo Steel, Ltd.                                                   874,000  1,529,455             0.1%
    Gun-Ei Chemical Industry Co., Ltd.                                 286,000    696,952             0.0%
    Harima Chemicals Group, Inc.                                        73,300    326,830             0.0%
    Hodogaya Chemical Co., Ltd.                                        339,000    470,218             0.0%
    Hokkan Holdings, Ltd.                                              275,000    701,893             0.0%
    Hokko Chemical Industry Co., Ltd.                                  104,000    389,927             0.0%
    Hokuetsu Kishu Paper Co., Ltd.                                     857,799  5,977,261             0.2%
    Honshu Chemical Industry Co., Ltd.                                  14,000    147,331             0.0%
#   Ihara Chemical Industry Co., Ltd.                                  199,100  2,428,261             0.1%
    Ise Chemical Corp.                                                  81,000    413,463             0.0%
*   Ishihara Sangyo Kaisha, Ltd.                                     1,911,500  1,853,465             0.1%
#*  Ishizuka Glass Co., Ltd.                                           119,000    241,261             0.0%
    Japan Pure Chemical Co., Ltd.                                        1,600     30,169             0.0%
    JCU Corp.                                                           27,700    981,417             0.0%
#   JSP Corp.                                                           71,600  1,535,786             0.1%
    Kanto Denka Kogyo Co., Ltd.                                        250,000  1,946,157             0.1%
    Katakura & Co-op Agri Corp.                                         39,000     88,133             0.0%
    Kawakin Holdings Co., Ltd.                                          11,000     34,761             0.0%
#   Kawasaki Kasei Chemicals, Ltd.                                      57,000     79,511             0.0%
    Kimoto Co., Ltd.                                                   228,000    495,305             0.0%
    Koatsu Gas Kogyo Co., Ltd.                                         158,493    811,319             0.0%
#   Kogi Corp.                                                          55,000     81,571             0.0%
    Kohsoku Corp.                                                       60,200    443,194             0.0%
#   Konishi Co., Ltd.                                                   89,700  1,648,713             0.1%
    Krosaki Harima Corp.                                               270,000    548,595             0.0%
#   Kumiai Chemical Industry Co., Ltd.                                  54,400    437,714             0.0%
#   Kureha Corp.                                                       764,500  2,919,085             0.1%
#   Kurimoto, Ltd.                                                     682,000  1,168,064             0.1%
    Kyoei Steel, Ltd.                                                  106,200  1,756,167             0.1%
    Kyowa Leather Cloth Co., Ltd.                                       43,500    394,057             0.0%
    Lintec Corp.                                                       303,800  7,116,523             0.3%
#   MEC Co., Ltd.                                                       95,800    563,000             0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
Materials -- (Continued)
    Mitani Sekisan Co., Ltd.                                            24,000 $  328,628             0.0%
*   Mitsubishi Paper Mills, Ltd.                                     1,679,000  1,150,523             0.1%
    Mitsubishi Steel Manufacturing Co., Ltd.                           849,000  1,628,791             0.1%
    Mitsui Mining & Smelting Co., Ltd.                               3,568,000  6,858,650             0.3%
#   MORESCO Corp.                                                       39,700    515,540             0.0%
    Mory Industries, Inc.                                              152,000    440,238             0.0%
*   Nakayama Steel Works, Ltd.                                         845,000    563,732             0.0%
    Neturen Co., Ltd.                                                  166,900  1,193,464             0.1%
#*  New Japan Chemical Co., Ltd.                                       182,300    304,720             0.0%
    Nichia Steel Works, Ltd.                                           164,900    354,184             0.0%
    Nihon Kagaku Sangyo Co., Ltd.                                       71,000    476,500             0.0%
#   Nihon Nohyaku Co., Ltd.                                            260,400  1,694,007             0.1%
    Nihon Parkerizing Co., Ltd.                                        553,500  4,923,529             0.2%
    Nihon Yamamura Glass Co., Ltd.                                     489,000    738,203             0.0%
    Nippon Carbide Industries Co., Inc.                                434,000    671,294             0.0%
#   Nippon Chemical Industrial Co., Ltd.                               477,000  1,090,123             0.1%
    Nippon Chutetsukan K.K.                                            113,000    181,951             0.0%
#   Nippon Concrete Industries Co., Ltd.                               203,100    653,449             0.0%
    Nippon Denko Co., Ltd.                                             673,414  1,358,149             0.1%
    Nippon Fine Chemical Co., Ltd.                                      83,200    633,864             0.0%
#   Nippon Kasei Chemical Co., Ltd.                                    192,000    205,666             0.0%
    Nippon Kayaku Co., Ltd.                                            511,000  5,331,158             0.2%
#*  Nippon Kinzoku Co., Ltd.                                           293,000    340,684             0.0%
#   Nippon Koshuha Steel Co., Ltd.                                     460,000    378,706             0.0%
    Nippon Light Metal Holdings Co., Ltd.                            3,227,300  5,520,187             0.2%
#   Nippon Paper Industries Co., Ltd.                                  154,000  2,854,342             0.1%
    Nippon Pillar Packing Co., Ltd.                                    116,800    979,682             0.0%
    Nippon Soda Co., Ltd.                                              871,000  6,760,873             0.3%
    Nippon Synthetic Chemical Industry Co., Ltd. (The)                 287,000  2,125,732             0.1%
    Nippon Valqua Industries, Ltd.                                     489,000  1,205,840             0.1%
#*  Nippon Yakin Kogyo Co., Ltd.                                       831,300  1,148,614             0.1%
    Nisshin Steel Co., Ltd.                                            582,592  5,978,813             0.2%
#   Nitta Gelatin, Inc.                                                 37,900    244,822             0.0%
    Nittetsu Mining Co., Ltd.                                          364,000  1,603,578             0.1%
#   Nitto FC Co., Ltd.                                                  63,800    517,971             0.0%
    NOF Corp.                                                          870,000  6,218,633             0.2%
    Okamoto Industries, Inc.                                           405,000  3,670,195             0.1%
    Okura Industrial Co., Ltd.                                         296,000    842,650             0.0%
    Osaka Organic Chemical Industry, Ltd.                               66,000    342,220             0.0%
    Osaka Soda Co., Ltd.                                               424,000  1,476,406             0.1%
    Osaka Steel Co., Ltd.                                               83,300  1,497,623             0.1%
    OSAKA Titanium Technologies Co., Ltd.                              113,100  3,075,798             0.1%
#   Pacific Metals Co., Ltd.                                           924,000  2,472,775             0.1%
    Pack Corp. (The)                                                    79,600  1,886,727             0.1%
#*  Rasa Industries, Ltd.                                              480,000    541,370             0.0%
    Rengo Co., Ltd.                                                  1,328,000  6,312,916             0.2%
    Riken Technos Corp.                                                212,600    708,845             0.0%
    Sakai Chemical Industry Co., Ltd.                                  570,000  1,685,868             0.1%
#   Sakata INX Corp.                                                   235,200  2,145,319             0.1%
    Sanyo Chemical Industries, Ltd.                                    349,000  2,581,380             0.1%
    Sanyo Special Steel Co., Ltd.                                      650,300  2,678,750             0.1%
    Sekisui Plastics Co., Ltd.                                         268,000    870,057             0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
Materials -- (Continued)
    Shikoku Chemicals Corp.                                            232,000 $  2,284,054             0.1%
    Shin-Etsu Polymer Co., Ltd.                                        190,300      992,914             0.0%
    Shinagawa Refractories Co., Ltd.                                   250,000      560,885             0.0%
#   Shinko Wire Co., Ltd.                                              184,000      252,624             0.0%
    Showa Denko KK                                                   2,774,000    3,493,781             0.1%
    Stella Chemifa Corp.                                                54,300      530,228             0.0%
    Sumitomo Bakelite Co., Ltd.                                      1,225,000    5,025,535             0.2%
    Sumitomo Osaka Cement Co., Ltd.                                  2,652,000   10,219,547             0.4%
    Sumitomo Seika Chemicals Co., Ltd.                                 279,000    1,945,230             0.1%
    T Hasegawa Co., Ltd.                                               130,600    1,711,951             0.1%
#   T&K Toka Co., Ltd.                                                  39,400      723,929             0.0%
#   Taisei Lamick Co., Ltd.                                             28,800      689,030             0.0%
#   Taiyo Holdings Co., Ltd.                                           102,100    3,509,086             0.1%
    Takasago International Corp.                                        87,200    2,301,009             0.1%
#   Takiron Co., Ltd.                                                  295,000    1,262,383             0.1%
*   Tanaka Chemical Corp.                                                1,100        7,587             0.0%
    Tayca Corp.                                                        164,000      684,730             0.0%
    Tenma Corp.                                                         79,600    1,348,646             0.1%
    Toagosei Co., Ltd.                                                 658,000    5,508,929             0.2%
#   Toda Kogyo Corp.                                                   219,000      594,640             0.0%
    Toho Zinc Co., Ltd.                                                800,000    2,210,892             0.1%
#   Tokai Carbon Co., Ltd.                                           1,289,000    3,514,812             0.1%
    Tokushu Tokai Paper Co., Ltd.                                      564,580    1,879,107             0.1%
#*  Tokuyama Corp.                                                   2,159,000    4,354,080             0.2%
#   Tokyo Ohka Kogyo Co., Ltd.                                         143,200    4,576,837             0.2%
#*  Tokyo Rope Manufacturing Co., Ltd.                                 688,000    1,064,119             0.1%
    Tokyo Steel Manufacturing Co., Ltd.                                652,000    4,350,907             0.2%
    Tokyo Tekko Co., Ltd.                                              251,000    1,163,431             0.1%
#   Tomoegawa Co., Ltd.                                                125,000      229,705             0.0%
#   Tomoku Co., Ltd.                                                   335,000      721,962             0.0%
    Topy Industries, Ltd.                                            1,142,000    2,569,460             0.1%
    Toyo Ink SC Holdings Co., Ltd.                                   1,157,000    4,770,615             0.2%
    Toyo Kohan Co., Ltd.                                               286,000      922,975             0.0%
    Toyobo Co., Ltd.                                                 5,776,000    8,466,741             0.3%
    TYK Corp.                                                          138,000      219,147             0.0%
#   UACJ Corp.                                                       1,486,415    2,886,557             0.1%
    Ube Industries, Ltd.                                             5,257,000   11,038,445             0.4%
    Wood One Co., Ltd.                                                 164,000      338,248             0.0%
#   Yamato Kogyo Co., Ltd.                                             134,800    3,590,683             0.1%
    Yodogawa Steel Works, Ltd.                                         144,700    2,550,769             0.1%
    Yotai Refractories Co., Ltd.                                         8,000       23,086             0.0%
    Yuki Gosei Kogyo Co., Ltd.                                          64,000      147,340             0.0%
    Yushiro Chemical Industry Co., Ltd.                                 61,400      710,237             0.0%
    Zeon Corp.                                                         117,000      954,928             0.0%
                                                                               ------------            ----
Total Materials                                                                 305,390,182            11.6%
                                                                               ------------            ----
Telecommunication Services -- (0.0%)
*   Japan Communications, Inc.                                          83,400      205,503             0.0%
    Okinawa Cellular Telephone Co.                                      43,200    1,206,253             0.1%
                                                                               ------------            ----
Total Telecommunication Services                                                  1,411,756             0.1%
                                                                               ------------            ----

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                                   PERCENTAGE
                                                                         SHARES      VALUE++     OF NET ASSETS**
                                                                       ---------- -------------- ---------------
Utilities -- (0.5%)
      Hiroshima Gas Co., Ltd.                                              30,000 $      109,013             0.0%
*     Hokkaido Electric Power Co., Inc.                                   330,100      3,526,321             0.1%
#     Hokkaido Gas Co., Ltd.                                              268,000        618,840             0.0%
      Hokuriku Gas Co., Ltd.                                               99,000        227,932             0.0%
      K&O Energy Group, Inc.                                               75,300        962,743             0.1%
      Okinawa Electric Power Co., Inc. (The)                              140,956      3,460,181             0.1%
      Saibu Gas Co., Ltd.                                               1,831,000      4,114,751             0.2%
      Shizuoka Gas Co., Ltd.                                              298,400      2,005,816             0.1%
      Toell Co., Ltd.                                                       6,700         34,872             0.0%
                                                                                  --------------           -----
Total Utilities                                                                       15,060,469             0.6%
                                                                                  --------------           -----
TOTAL COMMON STOCKS                                                                2,615,760,797            99.4%
                                                                                  --------------           -----

                                                                                     VALUE+
                                                                                  --------------
SECURITIES LENDING COLLATERAL -- (9.6%)
(S)@  DFA Short Term Investment Fund                                   23,923,381    276,793,521            10.5%
                                                                                  --------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $2,682,924,757)                               $2,892,554,318           109.9%
                                                                                  ==============           =====

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                        -------------------------------------------------
                                                          LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                                        ----------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary                                        -- $  531,552,916   --    $  531,552,916
   Consumer Staples                                              --    242,174,726   --       242,174,726
   Energy                                                        --     25,382,203   --        25,382,203
   Financials                                           $16,855,962    300,287,942   --       317,143,904
   Health Care                                                   --    128,281,909   --       128,281,909
   Industrials                                              160,255    749,830,666   --       749,990,921
   Information Technology                                        --    299,371,811   --       299,371,811
   Materials                                                     --    305,390,182   --       305,390,182
   Telecommunication Services                                    --      1,411,756   --         1,411,756
   Utilities                                                     --     15,060,469   --        15,060,469
Securities Lending Collateral                                    --    276,793,521   --       276,793,521
                                                        ----------- --------------   --    --------------
TOTAL                                                   $17,016,217 $2,875,538,101   --    $2,892,554,318
                                                        =========== ==============   ==    ==============

                     THE ASIA PACIFIC SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                              PERCENTAGE
                                                                       SHARES     VALUE++   OF NET ASSETS**
                                                                     ---------- ----------- ---------------
COMMON STOCKS -- (81.3%)
AUSTRALIA -- (40.8%)
*   AAT Corp., Ltd.                                                          99 $        --             0.0%
#*  ABM Resources NL                                                    325,867      43,974             0.0%
#   Acrux, Ltd.                                                         660,428     344,826             0.0%
    Adelaide Brighton, Ltd.                                           3,668,074  10,895,362             0.9%
*   Aditya Birla Minerals, Ltd.                                         630,320     103,145             0.0%
*   AED Oil, Ltd.                                                       363,401          --             0.0%
#   Ainsworth Game Technology, Ltd.                                     784,170   1,765,556             0.1%
#*  AJ Lucas Group, Ltd.                                                152,343      31,939             0.0%
#*  Alkane Resources, Ltd.                                            1,219,715     213,011             0.0%
    Alliance Resources, Ltd.                                            125,819       2,767             0.0%
#   ALS, Ltd.                                                           877,053   3,192,589             0.3%
    Altium, Ltd.                                                        222,654     709,876             0.1%
    Altona Mining, Ltd.                                               1,108,169      91,117             0.0%
#   Alumina, Ltd.                                                     5,177,801   3,972,420             0.3%
    AMA Group, Ltd.                                                      18,658      13,716             0.0%
    Amalgamated Holdings, Ltd.                                          466,519   4,645,732             0.4%
    Ansell, Ltd.                                                        528,919   7,526,506             0.6%
*   Antares Energy, Ltd.                                                199,346      57,810             0.0%
    AP Eagers, Ltd.                                                     234,655   1,779,386             0.1%
*   APN News & Media, Ltd.                                            4,904,331   1,786,623             0.1%
#*  Aquarius Platinum, Ltd.                                           4,962,517     860,643             0.1%
#   ARB Corp., Ltd.                                                     472,048   4,947,903             0.4%
#   Ardent Leisure Group                                                 93,983     185,723             0.0%
    Aristocrat Leisure, Ltd.                                          2,730,539  18,024,062             1.5%
#   Arrium, Ltd.                                                     17,951,296   1,268,432             0.1%
*   ASG Group, Ltd.                                                     898,212     702,787             0.1%
*   Atlantic, Ltd.                                                       21,276         498             0.0%
    Atlas Iron, Ltd.                                                  5,890,007     116,664             0.0%
#   Ausdrill, Ltd.                                                    1,723,145     421,301             0.0%
#*  Ausenco, Ltd.                                                       448,418     118,143             0.0%
    Austal, Ltd.                                                      1,148,615   1,851,604             0.2%
#   Austbrokers Holdings, Ltd.                                          250,302   1,680,521             0.1%
*   Austin Engineering, Ltd.                                            504,744     121,740             0.0%
#*  Australian Agricultural Co., Ltd.                                 2,385,475   2,555,394             0.2%
    Australian Pharmaceutical Industries, Ltd.                        2,403,274   3,382,091             0.3%
    Australian Vintage, Ltd.                                          3,979,004   1,050,007             0.1%
    Auswide Bank, Ltd.                                                   88,869     339,414             0.0%
#   Automotive Holdings Group, Ltd.                                   1,464,387   4,409,890             0.4%
*   Avanco Resources, Ltd.                                            2,444,368     105,801             0.0%
    Aveo Group                                                           15,566      34,003             0.0%
    AVJennings, Ltd.                                                  7,051,385   2,817,968             0.2%
#*  AWE, Ltd.                                                         3,356,993   1,499,406             0.1%
#*  Bandanna Energy, Ltd.                                               337,935       3,795             0.0%
    Bank of Queensland, Ltd.                                             40,228     372,937             0.0%
#*  BC Iron, Ltd.                                                     1,007,619     193,199             0.0%
#   Beach Energy, Ltd.                                                9,263,063   4,207,737             0.3%
#   Beadell Resources, Ltd.                                           2,424,377     276,826             0.0%
#   Bega Cheese, Ltd.                                                   514,153   2,114,601             0.2%
#*  Billabong International, Ltd.                                     3,784,843   1,975,625             0.2%
#   Blackmores, Ltd.                                                     81,784   9,736,025             0.8%
    BlueScope Steel, Ltd.                                             2,315,186   7,296,478             0.6%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
AUSTRALIA -- (Continued)
#*  Boart Longyear, Ltd.                                             2,658,836 $   188,345             0.0%
*   Boom Logistics, Ltd.                                               986,820      76,131             0.0%
    Boral, Ltd.                                                        709,797   2,715,125             0.2%
#*  Bradken, Ltd.                                                    1,242,062     851,055             0.1%
#   Breville Group, Ltd.                                               765,489   3,567,936             0.3%
#   Brickworks, Ltd.                                                   228,958   2,365,375             0.2%
    BT Investment Management, Ltd.                                     580,053   4,690,771             0.4%
#*  Buccaneer Energy, Ltd.                                           3,283,586       3,512             0.0%
*   Bunuru Corp., Ltd.                                                       9          --             0.0%
#*  Buru Energy, Ltd.                                                  316,943      68,808             0.0%
#   Cabcharge Australia, Ltd.                                          863,423   1,728,060             0.1%
*   Cape Lambert Resources, Ltd.                                       726,958      10,330             0.0%
    Capitol Health, Ltd.                                                69,077      19,091             0.0%
*   Capral, Ltd.                                                        58,499       4,150             0.0%
#   Cardno, Ltd.                                                     1,120,208   2,422,559             0.2%
*   Carnarvon Petroleum, Ltd.                                        5,095,141     434,494             0.0%
*   Carnegie Wave Energy, Ltd.                                         563,165      20,031             0.0%
#   carsales.com, Ltd.                                               1,702,940  11,841,536             1.0%
#   Cash Converters International, Ltd.                              2,245,870     822,337             0.1%
*   CDS Technologies, Ltd.                                              13,276          --             0.0%
#   Cedar Woods Properties, Ltd.                                       323,002     964,653             0.1%
    Challenger, Ltd.                                                   766,666   4,470,605             0.4%
*   ChemGenex Pharmaceuticals, Ltd.                                    115,291          --             0.0%
#*  Clinuvel Pharmaceuticals, Ltd.                                      48,821      98,892             0.0%
    Cochlear, Ltd.                                                      10,800     681,623             0.1%
    Codan, Ltd.                                                        400,153     247,187             0.0%
*   Coffey International, Ltd.                                         198,864      57,758             0.0%
#   Collection House, Ltd.                                           2,021,422   2,673,605             0.2%
    Collins Foods, Ltd.                                                289,927     726,101             0.1%
*   Cooper Energy, Ltd.                                                336,842      50,209             0.0%
#   Corporate Travel Management, Ltd.                                  215,271   1,719,647             0.1%
    Coventry Group, Ltd.                                               144,778     125,735             0.0%
    Cover-More Group, Ltd.                                              38,994      62,990             0.0%
#   Credit Corp. Group, Ltd.                                           109,777     684,467             0.1%
#   CSG, Ltd.                                                          848,751     971,957             0.1%
    CSR, Ltd.                                                        3,350,138   6,558,528             0.5%
#*  Cudeco, Ltd.                                                       387,893     307,967             0.0%
*   Cue Energy Resources, Ltd.                                       1,378,665      69,171             0.0%
    Data#3, Ltd.                                                       556,711     462,803             0.0%
#   Decmil Group, Ltd.                                                 867,988     577,836             0.1%
*   Devine, Ltd.                                                       425,098     181,814             0.0%
#   Dick Smith Holdings, Ltd.                                           91,564      45,206             0.0%
    Domino's Pizza Enterprises, Ltd.                                   286,872   9,487,341             0.8%
    Downer EDI, Ltd.                                                 2,910,872   7,314,747             0.6%
#*  Drillsearch Energy, Ltd.                                         3,348,007   1,872,304             0.2%
    DuluxGroup, Ltd.                                                 3,101,823  12,968,193             1.1%
    DWS, Ltd.                                                          382,927     335,340             0.0%
    Echo Entertainment Group, Ltd.                                   4,207,608  15,207,176             1.2%
*   Elders, Ltd.                                                       220,688     670,491             0.1%
*   Emeco Holdings, Ltd.                                             3,480,007     135,775             0.0%
#*  Energy Resources of Australia, Ltd.                              1,156,799     279,526             0.0%
#*  Energy World Corp., Ltd.                                         4,185,404     741,789             0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                       SHARES     VALUE++   OF NET ASSETS**
                                                                     ---------- ----------- ---------------
AUSTRALIA -- (Continued)
*   Enero Group, Ltd.                                                    12,387 $     6,955             0.0%
    Equity Trustees, Ltd.                                                17,011     279,472             0.0%
    ERM Power, Ltd.                                                     783,474     915,693             0.1%
    Ethane Pipeline Income Fund                                         190,260     219,862             0.0%
    Euroz, Ltd.                                                         101,762      66,008             0.0%
#   Evolution Mining, Ltd.                                            3,843,634   3,828,691             0.3%
    Fairfax Media, Ltd.                                              14,257,034   9,535,328             0.8%
    Fantastic Holdings, Ltd.                                            326,291     543,636             0.0%
*   FAR, Ltd.                                                         6,563,436     387,091             0.0%
    Finbar Group, Ltd.                                                  139,365     114,069             0.0%
#*  Fleetwood Corp., Ltd.                                               394,575     432,972             0.0%
#   FlexiGroup, Ltd.                                                    737,884   1,602,887             0.1%
#   Flight Centre Travel Group, Ltd.                                     68,990   1,856,078             0.2%
#*  Focus Minerals, Ltd.                                                 98,248      24,947             0.0%
#   G8 Education, Ltd.                                                  805,550   1,716,990             0.1%
    Gazal Corp., Ltd.                                                    22,520      39,663             0.0%
*   Gindalbie Metals, Ltd.                                               17,817         492             0.0%
*   Global Construction Services, Ltd.                                    4,832       1,660             0.0%
    GrainCorp, Ltd. Class A                                           1,251,687   8,024,096             0.7%
    Grange Resources, Ltd.                                            1,724,297     146,892             0.0%
#   Greencross, Ltd.                                                    114,296     506,131             0.0%
#   GUD Holdings, Ltd.                                                  811,568   4,628,288             0.4%
#   GWA Group, Ltd.                                                   1,861,904   3,274,295             0.3%
    Hansen Technologies, Ltd.                                            94,100     204,381             0.0%
    HFA Holdings, Ltd.                                                  253,134     511,303             0.0%
*   Hillgrove Resources, Ltd.                                           163,217      22,734             0.0%
    Hills, Ltd.                                                       1,277,876     394,894             0.0%
*   Horizon Oil, Ltd.                                                 6,691,326     569,980             0.1%
*   IDM International, Ltd.                                              23,969          --             0.0%
    Iluka Resources, Ltd.                                               753,430   3,416,569             0.3%
*   Imdex, Ltd.                                                       1,225,370     196,810             0.0%
#   IMF Bentham, Ltd.                                                   700,765     717,795             0.1%
#   Independence Group NL                                             1,789,170   3,504,857             0.3%
#*  Infigen Energy                                                    2,021,774     537,869             0.0%
#   Infomedia, Ltd.                                                   2,051,811   1,069,226             0.1%
    Integrated Research, Ltd.                                           327,026     580,178             0.1%
*   Intrepid Mines, Ltd.                                                208,230      21,516             0.0%
#   InvoCare, Ltd.                                                      901,024   7,092,641             0.6%
#   IOOF Holdings, Ltd.                                               1,900,338  12,575,892             1.0%
#   IRESS, Ltd.                                                       1,073,207   7,147,613             0.6%
*   iSelect, Ltd.                                                        72,501      77,547             0.0%
#   JB Hi-Fi, Ltd.                                                      836,109  10,638,353             0.9%
*   Jupiter Mines, Ltd.                                                 405,443      21,684             0.0%
    K&S Corp., Ltd.                                                     256,539     239,193             0.0%
#*  Karoon Gas Australia, Ltd.                                          738,066     926,335             0.1%
#*  Kingsgate Consolidated, Ltd.                                      1,717,937     804,479             0.1%
*   Kingsrose Mining, Ltd.                                              760,046     122,747             0.0%
*   Lednium, Ltd.                                                       195,019          --             0.0%
    LogiCamms, Ltd.                                                       6,323       3,234             0.0%
#*  Lonestar Resources, Ltd.                                             22,373     123,315             0.0%
#*  Lynas Corp., Ltd.                                                 3,390,978     139,904             0.0%
#   M2 Group, Ltd.                                                    1,294,182   9,057,218             0.7%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
AUSTRALIA -- (Continued)
    MACA, Ltd.                                                         683,733 $  420,327             0.0%
*   Macmahon Holdings, Ltd.                                          6,319,933    444,901             0.0%
    Macquarie Atlas Roads Group                                        565,764  1,634,456             0.1%
    Macquarie Telecom Group, Ltd.                                       13,608     78,438             0.0%
    Magellan Financial Group, Ltd.                                     466,192  7,424,460             0.6%
    Matrix Composites & Engineering, Ltd.                               91,569     48,339             0.0%
*   Maverick Drilling & Exploration, Ltd.                              907,264     54,212             0.0%
#   MaxiTRANS Industries, Ltd.                                         915,613    379,001             0.0%
#*  Mayne Pharma Group, Ltd.                                         3,767,830  2,736,248             0.2%
    McMillan Shakespeare, Ltd.                                         427,034  3,803,813             0.3%
    McPherson's, Ltd.                                                  506,092    246,306             0.0%
*   Medusa Mining, Ltd.                                              1,179,362    475,069             0.0%
    Melbourne IT, Ltd.                                                 441,811    600,405             0.1%
#*  Mesoblast, Ltd.                                                     99,585    242,158             0.0%
    Metals X, Ltd.                                                     370,222    363,062             0.0%
#   Metcash, Ltd.                                                    4,871,384  4,103,202             0.3%
    Mincor Resources NL                                              1,067,643    197,527             0.0%
#*  Mineral Deposits, Ltd.                                             466,063    159,269             0.0%
#   Mineral Resources, Ltd.                                          1,168,088  3,523,515             0.3%
#   MMA Offshore, Ltd.                                               2,189,075    650,660             0.1%
#   Monadelphous Group, Ltd.                                           687,485  3,368,436             0.3%
*   Morning Star Gold NL                                               332,749      4,888             0.0%
#   Mortgage Choice, Ltd.                                              680,426    910,581             0.1%
#*  Mount Gibson Iron, Ltd.                                          4,484,844    685,915             0.1%
#   Myer Holdings, Ltd.                                              5,669,367  3,854,717             0.3%
    MyState, Ltd.                                                      169,107    520,533             0.0%
#   Navitas, Ltd.                                                    1,440,089  4,280,302             0.4%
#*  Nearmap, Ltd.                                                    1,029,484    291,676             0.0%
    New Hope Corp., Ltd.                                               154,058    210,232             0.0%
*   Newsat, Ltd.                                                     1,680,867     51,661             0.0%
*   NEXTDC, Ltd.                                                        31,442     57,599             0.0%
#   nib holdings, Ltd.                                               2,713,689  6,957,146             0.6%
    Nick Scali, Ltd.                                                   165,818    502,890             0.0%
    Nine Entertainment Co. Holdings, Ltd.                               45,199     49,583             0.0%
#*  Noble Mineral Resources, Ltd.                                      405,717         --             0.0%
#   Northern Star Resources, Ltd.                                    4,806,957  9,379,703             0.8%
#   NRW Holdings, Ltd.                                               1,867,109    180,808             0.0%
    Nufarm, Ltd.                                                     1,141,199  6,760,389             0.6%
*   OM Holdings, Ltd.                                                   29,193      3,224             0.0%
#*  Orocobre, Ltd.                                                     389,899    496,566             0.0%
    Orora, Ltd.                                                      1,748,138  2,890,462             0.2%
#   OrotonGroup, Ltd.                                                  131,885    244,106             0.0%
    Otto Energy, Ltd.                                                1,936,175     42,913             0.0%
    OZ Minerals, Ltd.                                                2,198,276  6,746,035             0.6%
#   OzForex Group, Ltd.                                                432,507    871,772             0.1%
#*  Pacific Brands, Ltd.                                             6,093,285  3,108,700             0.3%
    Pacific Current Group, Ltd.                                         14,134     76,774             0.0%
#*  Paladin Energy, Ltd.                                             9,407,049  1,626,797             0.1%
    Panoramic Resources, Ltd.                                        1,781,726    379,263             0.0%
    Patties Foods, Ltd.                                                 42,099     35,260             0.0%
#   Peet, Ltd.                                                       1,645,757  1,194,727             0.1%
*   Peninsula Energy, Ltd.                                             209,095    182,859             0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
AUSTRALIA -- (Continued)
#   Perpetual, Ltd.                                                    356,426 $11,333,090             0.9%
#*  Perseus Mining, Ltd.                                             3,040,420     806,759             0.1%
    Platinum Asset Management, Ltd.                                    151,071     792,064             0.1%
#*  Platinum Australia, Ltd.                                         1,442,661          73             0.0%
*   Pluton Resources, Ltd.                                              20,710          38             0.0%
    PMP, Ltd.                                                        2,327,074     859,221             0.1%
*   Poseidon Nickel, Ltd.                                              101,293       3,780             0.0%
    Premier Investments, Ltd.                                          556,867   5,405,847             0.4%
*   Prima Biomed, Ltd.                                               1,409,121      56,812             0.0%
#   Primary Health Care, Ltd.                                        3,292,878   8,651,241             0.7%
    Prime Media Group, Ltd.                                          2,031,951     736,233             0.1%
#   Programmed Maintenance Services, Ltd.                            1,525,125   3,148,355             0.3%
    Qantas Airways, Ltd.                                             3,453,909   9,728,779             0.8%
#   Qube Holdings, Ltd.                                              1,479,761   2,398,921             0.2%
*   Quickstep Holdings, Ltd.                                           159,133      19,799             0.0%
*   Ramelius Resources, Ltd.                                           834,228     130,748             0.0%
    RCG Corp., Ltd.                                                    210,640     214,719             0.0%
    RCR Tomlinson, Ltd.                                              1,055,209   1,719,534             0.1%
#   Reckon, Ltd.                                                       356,227     603,021             0.1%
*   Red 5, Ltd.                                                          9,022         422             0.0%
*   Redflex Holdings, Ltd.                                             234,911      58,230             0.0%
    Reece Australia, Ltd.                                              231,441   5,612,327             0.5%
#   Regis Resources, Ltd.                                            2,504,810   3,692,932             0.3%
#   Reject Shop, Ltd. (The)                                            234,444   1,911,996             0.2%
#*  Resolute Mining, Ltd.                                            3,987,672   1,065,395             0.1%
#   Retail Food Group, Ltd.                                            963,016   3,159,459             0.3%
    Ridley Corp., Ltd.                                               1,331,622   1,239,646             0.1%
*   RiverCity Motorway Group                                         1,563,354          --             0.0%
*   RungePincockMinarco, Ltd.                                           30,702      10,517             0.0%
    Ruralco Holdings, Ltd.                                             115,893     292,981             0.0%
    SAI Global, Ltd.                                                 1,545,041   4,809,770             0.4%
#*  Salmat, Ltd.                                                       645,788     357,145             0.0%
*   Samson Oil & Gas, Ltd.                                           6,470,848      27,714             0.0%
    Sandfire Resources NL                                              570,890   2,551,459             0.2%
*   Saracen Mineral Holdings, Ltd.                                   5,111,505   2,107,244             0.2%
    Schaffer Corp., Ltd.                                                20,617      69,439             0.0%
#   Sedgman, Ltd.                                                      452,719     257,128             0.0%
#   Select Harvests, Ltd.                                              500,837   3,608,509             0.3%
#*  Senex Energy, Ltd.                                               6,438,932     845,071             0.1%
#   Servcorp, Ltd.                                                     314,917   1,524,926             0.1%
    Service Stream, Ltd.                                             1,693,203     457,526             0.0%
#   Seven Group Holdings, Ltd.                                         559,015   1,999,195             0.2%
#   Seven West Media, Ltd.                                           7,785,820   3,727,397             0.3%
    Seymour Whyte, Ltd.                                                  8,690       7,942             0.0%
    Sigma Pharmaceuticals, Ltd.                                      7,230,980   4,290,738             0.4%
#*  Silex Systems, Ltd.                                                511,695     161,509             0.0%
#   Silver Chef, Ltd.                                                   89,203     601,741             0.1%
#*  Silver Lake Resources, Ltd.                                      2,755,624     443,921             0.0%
#   Sims Metal Management, Ltd.                                      1,382,214   9,617,546             0.8%
    Sirtex Medical, Ltd.                                               412,322  11,111,408             0.9%
#   Slater & Gordon, Ltd.                                            2,016,208   3,940,341             0.3%
#   SMS Management & Technology, Ltd.                                  575,318   2,003,539             0.2%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
AUSTRALIA -- (Continued)
    Southern Cross Media Group, Ltd.                                  3,639,618 $  2,526,703             0.2%
#   Spark Infrastructure Group                                       10,385,907   15,315,541             1.3%
    Specialty Fashion Group, Ltd.                                       786,397      292,722             0.0%
    Spotless Group Holdings, Ltd.                                       603,380      921,403             0.1%
#*  St Barbara, Ltd.                                                  2,594,632    2,472,176             0.2%
    Steadfast Group, Ltd.                                               396,586      421,742             0.0%
*   Strike Energy, Ltd.                                               1,471,668      130,618             0.0%
#   STW Communications Group, Ltd.                                    2,447,007    1,293,518             0.1%
#*  Sundance Energy Australia, Ltd.                                   2,512,257      535,906             0.0%
#*  Sundance Resources, Ltd.                                          8,756,539      111,798             0.0%
    Sunland Group, Ltd.                                                 729,757      826,669             0.1%
#   Super Retail Group, Ltd.                                          1,280,749    8,747,020             0.7%
    Tabcorp Holdings, Ltd.                                            3,586,818   11,987,416             1.0%
#*  Tap Oil, Ltd.                                                     1,480,490      260,866             0.0%
    Tassal Group, Ltd.                                                  901,018    2,706,862             0.2%
    Technology One, Ltd.                                              1,612,459    4,393,482             0.4%
    Ten Network Holdings, Ltd.(BYSRMT3)                               2,051,258      219,413             0.0%
#*  Ten Network Holdings, Ltd.(6108373)                              10,842,364    1,270,494             0.1%
#   TFS Corp., Ltd.                                                   1,789,688    2,234,036             0.2%
    Thorn Group, Ltd.                                                   551,062      828,744             0.1%
#*  Tiger Resources, Ltd.                                             6,540,922      327,814             0.0%
*   Toro Energy, Ltd.                                                    70,156        3,995             0.0%
    Tox Free Solutions, Ltd.                                            867,356    1,776,008             0.1%
*   Transfield Services, Ltd.                                         3,089,111    2,191,509             0.2%
    Transpacific Industries Group, Ltd.                              10,319,019    4,961,375             0.4%
    Treasury Wine Estates, Ltd.                                       1,165,441    5,833,097             0.5%
*   Tribune Resources, Ltd.                                               3,093        8,823             0.0%
#*  Troy Resources, Ltd.                                              1,405,543      319,455             0.0%
#   UGL, Ltd.                                                         1,185,950    1,910,437             0.2%
    UXC, Ltd.                                                         1,872,142    1,596,690             0.1%
    Veda Group, Ltd.                                                    542,481    1,007,567             0.1%
#   Villa World, Ltd.                                                   232,321      329,781             0.0%
#   Village Roadshow, Ltd.                                              831,506    4,430,121             0.4%
*   Virgin Australia Holdings, Ltd.()                                 7,648,897           --             0.0%
*   Virgin Australia Holdings, Ltd.(B43DQC7)                          5,942,525    2,028,804             0.2%
    Virtus Health, Ltd.                                                 128,205      573,684             0.1%
    Vision Eye Institute, Ltd.                                          477,043      363,876             0.0%
    Vita Group, Ltd.                                                     25,352       31,519             0.0%
#   Vocus Communications, Ltd.                                        1,634,058    7,551,430             0.6%
#   Watpac, Ltd.                                                        760,701      519,342             0.0%
    Webjet, Ltd.                                                        511,180    1,824,811             0.2%
#   Western Areas, Ltd.                                               1,463,783    2,466,654             0.2%
#*  White Energy Co., Ltd.                                              643,913       91,039             0.0%
#*  Whitehaven Coal, Ltd.                                             4,143,411    2,975,603             0.2%
*   Wollongong Coal, Ltd.                                               119,865        1,282             0.0%
#   WorleyParsons, Ltd.                                                 481,861    2,223,056             0.2%
                                                                                ------------            ----
TOTAL AUSTRALIA                                                                  615,870,051            50.2%
                                                                                ------------            ----
CHINA -- (0.1%)
*   China Daye Non-Ferrous Metals Mining, Ltd.                       14,427,837      272,362             0.0%
    Nexteer Automotive Group, Ltd.                                      986,000    1,046,887             0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
CHINA -- (Continued)
    Zhuhai Holdings Investment Group, Ltd.                              146,000 $   21,018             0.0%
                                                                                ----------             ---
TOTAL CHINA                                                                      1,340,267             0.1%
                                                                                ----------             ---
HONG KONG -- (23.1%)
    Aeon Credit Service Asia Co., Ltd.                                  564,000    411,903             0.0%
    Aeon Stores Hong Kong Co., Ltd.                                     248,000    243,308             0.0%
    Agritrade Resources, Ltd.                                           830,000    177,413             0.0%
    Alco Holdings, Ltd.                                               1,426,000    441,180             0.0%
    Allan International Holdings                                        720,000    174,008             0.0%
    Allied Group, Ltd.                                                  663,200  3,165,810             0.3%
#   Allied Properties HK, Ltd.                                       11,945,857  2,550,823             0.2%
*   Anxian Yuan China Holdings, Ltd.                                  3,100,000     64,795             0.0%
*   Apac Resources, Ltd.                                             29,587,350    345,244             0.0%
*   Applied Development Holdings, Ltd.                                  210,000      9,608             0.0%
    APT Satellite Holdings, Ltd.                                      2,884,500  2,841,542             0.2%
    Arts Optical International Hldgs, Ltd.                              730,000    270,695             0.0%
    Asia Financial Holdings, Ltd.                                     2,404,908    929,925             0.1%
#   Asia Satellite Telecommunications Holdings, Ltd.                    934,500  1,389,277             0.1%
    Asia Standard Hotel Group, Ltd.                                  11,437,218  1,487,390             0.1%
    Asia Standard International Group, Ltd.                          13,041,937  2,446,003             0.2%
#   ASM Pacific Technology, Ltd.                                        105,200    746,988             0.1%
    Associated International Hotels, Ltd.                               952,000  2,649,099             0.2%
    Aupu Group Holding Co., Ltd.                                      3,168,000    847,586             0.1%
*   Auto Italia Holdings                                              1,900,000     96,352             0.0%
*   Bel Global Resources Holdings, Ltd.                               2,576,000         --             0.0%
*   Bestway International Holdings, Ltd.                                205,000     22,482             0.0%
#   Bonjour Holdings, Ltd.                                           13,758,600    540,305             0.1%
    Bossini International Hldg                                        3,699,500    318,405             0.0%
    Bright Smart Securities & Commodities Group, Ltd.                   322,000    100,987             0.0%
#*  Brightoil Petroleum Holdings, Ltd.                                1,947,000    692,933             0.1%
#*  Brockman Mining, Ltd.                                            22,810,814    485,438             0.1%
*   Burwill Holdings, Ltd.                                           27,112,960  1,010,854             0.1%
#   Cafe de Coral Holdings, Ltd.                                      1,938,000  6,555,133             0.5%
    CEC International Holdings, Ltd.                                    516,000    102,279             0.0%
    Century City International Holdings, Ltd.                         6,235,460    433,807             0.0%
*   Champion Technology Holdings, Ltd.                               15,193,089    296,866             0.0%
    Chen Hsong Holdings                                               1,212,000    278,657             0.0%
    Cheuk Nang Holdings, Ltd.                                           613,067    450,017             0.0%
*   Cheung Wo International Holdings, Ltd.                              846,000    163,119             0.0%
    Chevalier International Holdings, Ltd.                              820,989  1,413,126             0.1%
*   China Billion Resources, Ltd.                                     4,876,000         --             0.0%
*   China Chuanglian Education Group, Ltd.                              300,000      9,617             0.0%
*   China Digicontent Co., Ltd.                                       2,710,000         --             0.0%
#*  China Energy Development Holdings, Ltd.                          52,140,000  1,035,878             0.1%
#*  China Environmental Investment Holdings, Ltd.                     1,630,000     56,454             0.0%
    China Flavors & Fragrances Co., Ltd.                                215,028     53,447             0.0%
*   China Infrastructure Investment, Ltd.                             7,776,000    108,943             0.0%
    China Metal International Holdings, Inc.                          2,670,000    707,917             0.1%
#   China Motor Bus Co., Ltd.                                            48,600    490,811             0.1%
#*  China Smarter Energy Group Holdings, Ltd.                         7,038,000    607,680             0.1%
*   China Solar Energy Holdings, Ltd.                                 1,669,500      7,270             0.0%
*   China Star Entertainment, Ltd.                                   46,250,000    213,855             0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES      VALUE++   OF NET ASSETS**
                                                                     ----------- ----------- ---------------
HONG KONG -- (Continued)
*   China Strategic Holdings, Ltd.                                    28,316,250 $   888,177             0.1%
*   China Ting Group Holdings, Ltd.                                    2,565,151     156,581             0.0%
    Chinney Investments, Ltd.                                          1,144,000     237,337             0.0%
#   Chow Sang Sang Holdings International, Ltd.                        2,244,000   4,359,592             0.4%
    Chu Kong Shipping Enterprise Group Co., Ltd.                       2,492,000     741,683             0.1%
    Chuang's China Investments, Ltd.                                   3,700,938     226,455             0.0%
    Chuang's Consortium International, Ltd.                            5,987,043     692,363             0.1%
    CITIC Telecom International Holdings, Ltd.                        10,816,125   4,483,939             0.4%
    CK Life Sciences Int'l Holdings, Inc.                             21,274,000   1,997,076             0.2%
    CNT Group, Ltd.                                                    8,077,264     339,143             0.0%
    COL Capital, Ltd.                                                 42,916,800   2,815,722             0.2%
*   Continental Holdings, Ltd.                                           450,000       8,143             0.0%
    Convenience Retail Asia, Ltd.                                         42,000      19,735             0.0%
*   Convoy Financial Holdings, Ltd.                                    4,938,000     272,776             0.0%
*   CP Lotus Corp.                                                    11,880,000     280,935             0.0%
*   Crocodile Garments                                                   842,000     100,510             0.0%
#   Cross-Harbour Holdings, Ltd. (The)                                   671,520     888,746             0.1%
    CSI Properties, Ltd.                                              35,276,383   1,179,214             0.1%
*   CST Mining Group, Ltd.                                           101,184,000   1,130,027             0.1%
#   CW Group Holdings, Ltd.                                            2,030,000     996,484             0.1%
#   Dah Sing Banking Group, Ltd.                                       3,457,116   6,551,159             0.5%
    Dah Sing Financial Holdings, Ltd.                                  1,184,544   6,646,674             0.6%
    Dan Form Holdings Co., Ltd.                                        3,563,260     577,214             0.1%
    Dickson Concepts International, Ltd.                               1,222,000     457,084             0.0%
*   Dragonite International, Ltd.                                         56,000       5,260             0.0%
    Eagle Nice International Holdings, Ltd.                            1,116,000     276,361             0.0%
    EcoGreen International Group, Ltd.                                 1,322,200     302,293             0.0%
*   EganaGoldpfeil Holdings, Ltd.                                      4,121,757          --             0.0%
#   Emperor Capital Group, Ltd.                                        8,409,000     698,400             0.1%
    Emperor Entertainment Hotel, Ltd.                                  4,360,000     863,717             0.1%
    Emperor International Holdings, Ltd.                               8,116,753   1,577,573             0.1%
    Emperor Watch & Jewellery, Ltd.                                   25,650,000     679,808             0.1%
*   ENM Holdings, Ltd.                                                14,680,000     792,492             0.1%
*   EPI Holdings, Ltd.                                                     1,989         102             0.0%
#   Esprit Holdings, Ltd.                                             13,802,950  15,382,852             1.3%
*   eSun Holdings, Ltd.                                                4,344,000     397,134             0.0%
*   Ezcom Holdings, Ltd.                                                  72,576          --             0.0%
    Fairwood Holdings, Ltd.                                              620,100   1,917,164             0.2%
    Far East Consortium International, Ltd/HK                          7,665,221   2,796,998             0.2%
    First Pacific Co., Ltd.                                            1,384,000     948,827             0.1%
    First Shanghai Investments, Ltd.                                     696,000     107,953             0.0%
    Fountain SET Holdings, Ltd.                                        4,758,000     592,896             0.1%
    Four Seas Mercantile Holdings, Ltd.                                  610,000     215,960             0.0%
    Foxconn International Holdings, Ltd.                               1,872,000     895,240             0.1%
    Fujikon Industrial Holdings, Ltd.                                    736,000      95,009             0.0%
#   Future Bright Holdings, Ltd.                                       3,288,000     388,477             0.0%
    G-Resources Group, Ltd.                                          143,439,600   3,205,285             0.3%
#*  GCL New Energy Holdings, Ltd.                                      5,868,000     421,888             0.0%
    Get Nice Holdings, Ltd.                                           38,664,000   1,590,200             0.1%
    Giordano International, Ltd.                                       9,440,000   5,101,929             0.4%
*   Global Brands Group Holding, Ltd.                                 14,324,000   2,969,719             0.3%
    Glorious Sun Enterprises, Ltd.                                     2,624,000     455,371             0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                       SHARES     VALUE++   OF NET ASSETS**
                                                                     ---------- ----------- ---------------
HONG KONG -- (Continued)
    Gold Peak Industries Holding, Ltd.                                3,029,642 $   353,792             0.0%
    Golden Resources Development International, Ltd.                  3,330,500     203,816             0.0%
*   Grande Holdings, Ltd. (The)                                         882,000       8,762             0.0%
    Great Eagle Holdings, Ltd.                                           73,887     243,041             0.0%
    Guangnan Holdings, Ltd.                                           2,363,600     324,655             0.0%
    Guoco Group, Ltd.                                                     2,000      22,931             0.0%
#   Guotai Junan International Holdings, Ltd.                        12,388,797   4,601,679             0.4%
#   Haitong International Securities Group, Ltd.                      9,064,191   5,043,770             0.4%
    Hanison Construction Holdings, Ltd.                               1,402,433     257,326             0.0%
#   Hanny Holdings, Ltd.                                              1,850,000      30,414             0.0%
*   Hao Tian Development Group, Ltd.                                  8,136,000     506,407             0.1%
    Harbour Centre Development, Ltd.                                    935,500   1,563,876             0.1%
    High Fashion International, Ltd.                                    268,000      83,820             0.0%
    HKR International, Ltd.                                           5,764,736   2,567,405             0.2%
    Hon Kwok Land Investment Co., Ltd.                                  314,800     109,711             0.0%
*   Hong Fok Land, Ltd.                                               1,210,000          --             0.0%
#   Hong Kong Aircraft Engineering Co., Ltd.                             86,000     698,369             0.1%
    Hong Kong Ferry Holdings Co., Ltd.                                  824,300     961,094             0.1%
*   Hong Kong Television Network, Ltd.                                2,332,751     490,955             0.1%
    Hongkong & Shanghai Hotels (The)                                  1,340,112   1,522,146             0.1%
    Hongkong Chinese, Ltd.                                            5,038,000     873,087             0.1%
    Hop Hing Group Holdings, Ltd.                                     1,812,000      29,880             0.0%
    Hopewell Holdings, Ltd.                                           2,920,000  10,536,375             0.9%
    Hsin Chong Construction Group, Ltd.                               6,931,658     822,984             0.1%
    Hung Hing Printing Group, Ltd.                                    2,628,000     335,174             0.0%
    Hutchison Telecommunications Hong Kong Holdings, Ltd.            11,164,000   4,090,522             0.3%
*   I-CABLE Communications, Ltd.                                      2,573,000     178,653             0.0%
#*  Imagi International Holdings, Ltd.                               55,488,000     804,385             0.1%
#*  Integrated Waste Solutions Group Holdings, Ltd.                   5,574,000     140,428             0.0%
*   International Standard Resources Holdings, Ltd.                  16,576,250     335,646             0.0%
*   iOne Holdings, Ltd.                                               9,860,000     373,399             0.0%
    IPE Group, Ltd.                                                   3,345,000     481,419             0.0%
*   IRC, Ltd.                                                         9,486,266     322,486             0.0%
    IT, Ltd.                                                          4,040,532   1,233,817             0.1%
    ITC Corp., Ltd.                                                   1,008,145      92,177             0.0%
#   ITC Properties Group, Ltd.                                        4,396,256   2,115,202             0.2%
*   Jinhui Holdings Co., Ltd.                                           121,000      16,198             0.0%
    Johnson Electric Holdings, Ltd.                                   1,723,750   6,297,828             0.5%
#   K Wah International Holdings, Ltd.                                8,277,565   3,562,394             0.3%
    Ka Shui International Holdings, Ltd.                                518,000      39,977             0.0%
*   Kader Holdings Co., Ltd.                                             92,000       8,111             0.0%
    Kam Hing International Holdings, Ltd.                             1,830,000     117,790             0.0%
*   Kantone Holdings, Ltd.                                              919,364     108,920             0.0%
    Keck Seng Investments                                               878,600     776,719             0.1%
    Kerry Logistics Network, Ltd.                                       659,500     980,906             0.1%
*   King Pacific International Holdings, Ltd.                         1,404,200          --             0.0%
    Kingmaker Footwear Holdings, Ltd.                                 1,532,955     371,297             0.0%
#*  Kingston Financial Group, Ltd.                                   19,023,000   7,513,039             0.6%
#*  Ko Yo Chemical Group, Ltd.                                        1,596,000     170,261             0.0%
    Kowloon Development Co., Ltd.                                     2,443,000   2,763,156             0.2%
    L'Occitane International SA                                           9,000      18,099             0.0%
    Lai Sun Development Co., Ltd.                                    78,652,466   1,435,159             0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
HONG KONG -- (Continued)
    Lai Sun Garment International, Ltd.                               3,321,680 $  407,435             0.0%
    Lam Soon Hong Kong, Ltd.                                            302,310    213,257             0.0%
    Landsea Green Properties Co., Ltd.                                  948,000     88,917             0.0%
*   Leading Spirit High-Tech Holdings Co., Ltd.                       2,310,000         --             0.0%
    Lerado Group Holding Co., Ltd.                                      808,000     25,891             0.0%
    Lifestyle International Holdings, Ltd.                            1,367,500  1,974,087             0.2%
    Lippo China Resources, Ltd.                                      20,922,000    821,140             0.1%
    Lippo, Ltd.                                                       1,161,700    641,168             0.1%
    Lisi Group Holdings, Ltd.                                         4,414,000    301,698             0.0%
    Liu Chong Hing Investment, Ltd.                                   1,191,200  1,407,182             0.1%
    Luen Thai Holdings, Ltd.                                          1,207,000    182,861             0.0%
#   Luk Fook Holdings International, Ltd.                             2,862,000  7,364,606             0.6%
    Luks Group Vietnam Holdings Co., Ltd.                               514,913    186,667             0.0%
    Lung Kee Bermuda Holdings                                         1,567,875    446,834             0.0%
#*  Macau Legend Development, Ltd.                                    2,574,000    366,957             0.0%
    Magnificent Estates                                              13,170,000    370,538             0.0%
    Man Wah Holdings, Ltd.                                            5,694,800  6,505,575             0.5%
    Man Yue Technology Holdings, Ltd.                                 1,028,000    111,759             0.0%
#*  Mason Financial Holdings, Ltd.                                   14,310,000    535,609             0.1%
    Matrix Holdings, Ltd.                                             1,067,414    484,247             0.1%
    Melbourne Enterprises, Ltd.                                          39,500    682,001             0.1%
#   Melco International Development, Ltd.                             3,557,000  5,515,194             0.5%
#*  Midland Holdings, Ltd.                                            5,182,000  2,267,095             0.2%
    Ming Fai International Holdings, Ltd.                             1,879,000    191,021             0.0%
#   Miramar Hotel & Investment                                          845,000  1,414,253             0.1%
#*  Mongolian Mining Corp.                                           26,307,000    733,600             0.1%
#   NagaCorp, Ltd.                                                    7,546,000  5,326,827             0.4%
    Nanyang Holdings, Ltd.                                              133,500    724,354             0.1%
    National Electronic Hldgs                                         2,668,600    309,068             0.0%
    Natural Beauty Bio-Technology, Ltd.                               3,920,000    434,405             0.0%
#*  Neo-Neon Holdings, Ltd.                                           2,337,500    330,698             0.0%
*   Neptune Group, Ltd.                                              23,230,000    244,196             0.0%
    New Century Group Hong Kong, Ltd.                                13,351,464    250,904             0.0%
*   New Times Energy Corp., Ltd.                                      1,946,400     50,199             0.0%
#   Newocean Energy Holdings, Ltd.                                    7,642,000  3,111,691             0.3%
    Next Digital, Ltd.                                                4,295,183    315,879             0.0%
*   O Luxe Holdings, Ltd.                                             6,778,500    235,839             0.0%
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd.            9,489,706    717,980             0.1%
    Orient Overseas International, Ltd.                                 958,500  4,570,670             0.4%
*   Orient Power Holdings, Ltd.                                         804,000         --             0.0%
#   Oriental Watch Holdings                                           3,070,800    418,140             0.0%
*   Pacific Andes International Holdings, Ltd.                       19,435,067    372,101             0.0%
#   Pacific Basin Shipping, Ltd.                                     12,498,000  3,664,693             0.3%
    Pacific Textiles Holdings, Ltd.                                   4,820,000  6,868,128             0.6%
    Paliburg Holdings, Ltd.                                           3,062,830    963,941             0.1%
    Pan Asia Environmental Protection Group, Ltd.                        80,000     10,510             0.0%
#   Paradise Entertainment, Ltd.                                      3,652,000    643,248             0.1%
    PCCW, Ltd.                                                          104,000     55,731             0.0%
#*  Peace Mark Holdings, Ltd.                                         2,712,022         --             0.0%
*   Pearl Oriental Oil, Ltd.                                         11,577,400    446,832             0.0%
    Pegasus International Holdings, Ltd.                                226,000     71,440             0.0%
    Perfect Shape PRC Holdings, Ltd.                                  1,092,000    205,065             0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
HONG KONG -- (Continued)
#   Pico Far East Holdings, Ltd.                                      4,892,000 $1,292,289             0.1%
*   Ping Shan Tea Group, Ltd.                                         2,933,325     18,463             0.0%
    Playmates Holdings, Ltd.                                            686,000    783,735             0.1%
#   Playmates Toys, Ltd.                                              4,796,000  1,006,703             0.1%
*   PME Group, Ltd.                                                     810,000     15,824             0.0%
#   Pokfulam Development Co.                                            234,000    360,100             0.0%
#   Polytec Asset Holdings, Ltd.                                     11,323,526  1,414,780             0.1%
#   Public Financial Holdings, Ltd.                                   3,102,000  1,485,298             0.1%
    PYI Corp., Ltd.                                                  24,147,973    531,626             0.1%
*   Pyxis Group, Ltd.                                                 1,936,000         --             0.0%
    Raymond Industrial, Ltd.                                             30,400      3,917             0.0%
    Regal Hotels International Holdings, Ltd.                         2,871,800  1,487,873             0.1%
    Rivera Holdings, Ltd.                                             5,710,000    279,270             0.0%
#   SA SA International Holdings, Ltd.                                9,766,000  3,107,614             0.3%
    Safety Godown Co., Ltd.                                             386,000    721,515             0.1%
    SAS Dragon Holdings, Ltd.                                         2,120,000    399,716             0.0%
    SEA Holdings, Ltd.                                                1,124,000  1,178,469             0.1%
    Shangri-La Asia, Ltd.                                                26,000     23,728             0.0%
#   Shenyin Wanguo HK, Ltd.                                           3,466,250  1,520,321             0.1%
*   Shougang Concord Grand Group, Ltd.                                1,158,000     55,010             0.0%
#*  Shougang Concord Technology Holdings                              9,981,809    486,505             0.1%
*   Shun Ho Technology Holdings, Ltd.                                 1,254,757    429,175             0.0%
    Shun Tak Holdings, Ltd.                                          11,359,419  4,512,595             0.4%
*   Silver base Group Holdings, Ltd.                                  1,938,677    295,578             0.0%
*   Sing Pao Media Enterprises, Ltd.                                    250,511         --             0.0%
    Sing Tao News Corp., Ltd.                                         1,974,000    274,675             0.0%
    Singamas Container Holdings, Ltd.                                10,860,000  1,297,050             0.1%
*   Sinocan Holdings, Ltd.                                              350,000         --             0.0%
    SIS International Holdings                                           34,000     19,277             0.0%
    Sitoy Group Holdings, Ltd.                                          829,000    396,311             0.0%
    SmarTone Telecommunications Holdings, Ltd.                        3,497,068  6,145,966             0.5%
#*  SOCAM Development, Ltd.                                           1,718,771  1,019,106             0.1%
*   Solomon Systech International, Ltd.                               8,590,000    452,773             0.0%
    Soundwill Holdings, Ltd.                                            408,000    523,632             0.1%
*   South China Holdings Co., Ltd.                                   13,104,000    859,412             0.1%
*   South China Land, Ltd.                                            5,295,170    110,200             0.0%
*   South Sea Petroleum Holdings, Ltd.                                  512,000     14,288             0.0%
    Stella International Holdings, Ltd.                                 926,500  2,288,168             0.2%
    Stelux Holdings International, Ltd.                               3,011,400    318,962             0.0%
*   Success Universe Group, Ltd.                                      6,716,000    165,826             0.0%
    Sun Hing Vision Group Holdings, Ltd.                                358,000    134,046             0.0%
    Sun Hung Kai & Co., Ltd.                                          4,352,429  2,929,218             0.2%
    Sunwah Kingsway Capital Holdings, Ltd.                            7,690,000    153,959             0.0%
*   Symphony Holdings, Ltd.                                             980,000     95,843             0.0%
    TAI Cheung Holdings, Ltd.                                         1,961,000  1,576,743             0.1%
    Tai Sang Land Development, Ltd.                                     781,910    423,390             0.0%
#   Tan Chong International, Ltd.                                     1,176,000    394,854             0.0%
#   Tao Heung Holdings, Ltd.                                            517,000    163,365             0.0%
*   Taung Gold International, Ltd.                                   14,590,000    165,165             0.0%
    Television Broadcasts, Ltd.                                       1,518,900  5,525,849             0.5%
*   Termbray Industries International Holdings, Ltd.                  2,304,900    172,297             0.0%
    Tern Properties Co., Ltd.                                            51,200     31,750             0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
HONG KONG -- (Continued)
    Texwinca Holdings, Ltd.                                           4,488,000 $  4,344,496             0.4%
    Tian Teck Land, Ltd.                                              1,024,000    1,142,657             0.1%
*   Titan Petrochemicals Group, Ltd.                                 13,140,000          848             0.0%
    Tradelink Electronic Commerce, Ltd.                               4,802,000    1,005,982             0.1%
#   Transport International Holdings, Ltd.                            1,015,741    2,741,809             0.2%
#   Trinity, Ltd.                                                     7,614,000    1,105,986             0.1%
    Tristate Holdings, Ltd.                                             188,000       70,440             0.0%
#*  TSC Group Holdings, Ltd.                                          3,280,000      653,110             0.1%
#   Tsui Wah Holdings, Ltd.                                             184,000       41,409             0.0%
*   United Laboratories International Holdings, Ltd. (The)            4,354,000    2,312,044             0.2%
*   Universal Technologies Holdings, Ltd.                             7,410,000      591,293             0.1%
*   Up Energy Development Group, Ltd.                                 3,929,000      267,783             0.0%
    Upbest Group, Ltd.                                                   36,000        8,517             0.0%
*   Value Convergence Holdings, Ltd.                                  1,848,000      350,933             0.0%
#   Value Partners Group, Ltd.                                        5,396,000    5,727,732             0.5%
    Van Shung Chong Holdings, Ltd.                                    1,248,002      177,164             0.0%
*   Vanke Property Overseas, Ltd.                                        49,000       34,639             0.0%
#   Varitronix International, Ltd.                                    2,023,293    1,380,369             0.1%
    Vedan International Holdings, Ltd.                                3,272,000      182,093             0.0%
    Victory City International Holdings, Ltd.                         8,183,663      999,455             0.1%
    Vitasoy International Holdings, Ltd.                              4,703,000    7,807,201             0.6%
*   VS International Group, Ltd.                                        488,000       25,449             0.0%
    VST Holdings, Ltd.                                                4,999,600    1,467,709             0.1%
    VTech Holdings, Ltd.                                                365,600    4,427,030             0.4%
    Wai Kee Holdings, Ltd.                                            7,640,738    2,483,258             0.2%
    Win Hanverky Holdings, Ltd.                                       1,812,000      361,696             0.0%
*   Winfull Group Holdings, Ltd.                                      9,512,000      292,114             0.0%
    Wing On Co. International, Ltd.                                     759,000    2,365,646             0.2%
    Wing Tai Properties, Ltd.                                         1,923,331    1,103,301             0.1%
    Wong's International Holdings, Ltd.                                 737,641      242,319             0.0%
    Wong's Kong King International                                      120,000       10,400             0.0%
    Xinyi Glass Holdings, Ltd.                                       16,280,000    8,455,001             0.7%
    Yangtzekiang Garment, Ltd.                                          606,500      186,160             0.0%
    Yau Lee Holdings, Ltd.                                              534,000       83,222             0.0%
    Yeebo International Hldg                                            572,000      122,404             0.0%
#   YGM Trading, Ltd.                                                   447,000      357,063             0.0%
    YT Realty Group, Ltd.                                               749,000      282,780             0.0%
*   Yuan Heng Gas Holdings, Ltd.                                      1,176,000      105,905             0.0%
    Yugang International, Ltd.                                       90,818,000    1,375,534             0.1%
                                                                                ------------            ----
TOTAL HONG KONG                                                                  348,047,674            28.3%
                                                                                ------------            ----
NEW ZEALAND -- (8.5%)
*   a2 Milk Co., Ltd.                                                 1,041,701      535,015             0.1%
    Abano Healthcare Group, Ltd.                                         30,725      172,385             0.0%
    Air New Zealand, Ltd.                                             3,693,701    7,265,664             0.6%
    Briscoe Group, Ltd.                                                   2,235        4,356             0.0%
#*  Chorus, Ltd.                                                      2,039,965    3,922,067             0.3%
    Colonial Motor Co., Ltd. (The)                                      144,588      535,494             0.1%
    Contact Energy, Ltd.                                              1,546,857    5,429,398             0.5%
#*  Diligent Corp.                                                       98,424      397,347             0.0%
#   Ebos Group, Ltd.                                                    451,590    4,168,120             0.3%
#   Fisher & Paykel Healthcare Corp., Ltd.                            4,200,605   22,103,908             1.8%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
NEW ZEALAND -- (Continued)
    Freightways, Ltd.                                                  974,609 $  3,879,819             0.3%
    Genesis Energy, Ltd.                                               105,257      132,847             0.0%
    Hallenstein Glasson Holdings, Ltd.                                 242,445      614,293             0.1%
    Heartland New Zealand, Ltd.                                        300,546      254,010             0.0%
    Hellaby Holdings, Ltd.                                             384,437      817,410             0.1%
    Infratil, Ltd.                                                   3,201,309    6,723,662             0.6%
#   Kathmandu Holdings, Ltd.                                           663,170      703,767             0.1%
#   Mainfreight, Ltd.                                                  539,049    5,654,668             0.5%
    Marsden Maritime Holdings, Ltd.                                      2,848        5,458             0.0%
    Methven, Ltd.                                                       93,877       66,774             0.0%
    Metlifecare, Ltd.                                                  516,195    1,557,912             0.1%
    Michael Hill International, Ltd.                                 1,490,263    1,040,120             0.1%
    Mighty River Power, Ltd.                                           160,304      303,614             0.0%
    Millennium & Copthorne Hotels New Zealand, Ltd.                    406,992      385,894             0.0%
    New Zealand Oil & Gas, Ltd.                                      1,659,791      487,997             0.0%
    New Zealand Refining Co., Ltd. (The)                               574,344    1,337,929             0.1%
    Nuplex Industries, Ltd.                                          1,278,378    3,682,963             0.3%
#   NZX, Ltd.                                                          952,265      618,093             0.1%
#   Opus International Consultants, Ltd.                                12,925       10,328             0.0%
*   Pacific Edge, Ltd.                                                 418,982      128,882             0.0%
#   PGG Wrightson, Ltd.                                                999,976      280,518             0.0%
*   Pike River Coal, Ltd.                                              490,805           --             0.0%
#   Port of Tauranga, Ltd.                                             515,305    6,277,712             0.5%
#   Restaurant Brands New Zealand, Ltd.                                459,407    1,330,712             0.1%
*   Richina Pacific, Ltd.                                              274,180           --             0.0%
*   Rubicon, Ltd.                                                    1,442,620      323,168             0.0%
#   Ryman Healthcare, Ltd.                                           2,338,582   12,477,577             1.0%
    Sanford, Ltd/NZ                                                    382,357    1,279,940             0.1%
    Scott Technology, Ltd.                                              39,805       39,850             0.0%
    Skellerup Holdings, Ltd.                                           544,971      564,220             0.1%
#   SKY Network Television, Ltd.                                     2,080,268    6,386,562             0.5%
    SKYCITY Entertainment Group, Ltd.                                4,473,046   12,134,063             1.0%
    Steel & Tube Holdings, Ltd.                                        441,625      832,032             0.1%
    Summerset Group Holdings, Ltd.                                     424,681    1,129,181             0.1%
    Tourism Holdings, Ltd.                                             267,004      399,673             0.0%
    Tower, Ltd.                                                        871,114    1,232,775             0.1%
#   Trade Me Group, Ltd.                                             1,612,087    3,996,728             0.3%
    TrustPower, Ltd.                                                    70,988      374,987             0.0%
#   Vector, Ltd.                                                     1,294,580    2,894,275             0.2%
#   Warehouse Group, Ltd. (The)                                        698,604    1,290,496             0.1%
#*  Xero, Ltd.                                                         149,369    1,619,590             0.1%
    Z Energy, Ltd.                                                      59,640      270,578             0.0%
                                                                               ------------            ----
TOTAL NEW ZEALAND                                                               128,074,831            10.4%
                                                                               ------------            ----
SINGAPORE -- (8.8%)
*   Abterra, Ltd.                                                      531,800      142,752             0.0%
    Amara Holdings, Ltd.                                               922,800      299,814             0.0%
    Ascendas India Trust                                                26,500       16,552             0.0%
#   ASL Marine Holdings, Ltd.                                          816,600      211,231             0.0%
    Aspial Corp., Ltd.                                                  72,959       16,149             0.0%
#*  Ausgroup, Ltd.                                                   3,548,500      388,635             0.0%
    Baker Technology, Ltd.                                           1,272,000      178,028             0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
SINGAPORE -- (Continued)
#   Banyan Tree Holdings, Ltd.                                        1,022,900 $  365,148             0.0%
#*  Biosensors International Group, Ltd.                              6,409,437  3,111,155             0.3%
    Bonvests Holdings, Ltd.                                             950,000    844,210             0.1%
*   Boustead Projects, Ltd.                                             497,612    300,004             0.0%
    Boustead Singapore, Ltd.                                          1,658,706  1,133,910             0.1%
#   Breadtalk Group, Ltd.                                               881,800    746,920             0.1%
*   Broadway Industrial Group, Ltd.                                   1,557,200    199,030             0.0%
    Bukit Sembawang Estates, Ltd.                                       599,603  2,018,409             0.2%
*   Bund Center Investment, Ltd.                                      2,639,300    347,024             0.0%
#   Centurion Corp., Ltd.                                               825,900    246,780             0.0%
#   China Aviation Oil Singapore Corp., Ltd.                          1,540,999    790,658             0.1%
#   China Merchants Holdings Pacific, Ltd.                            1,191,709    811,599             0.1%
    Chip Eng Seng Corp., Ltd.                                         3,445,300  1,684,402             0.1%
    Chuan Hup Holdings, Ltd.                                          3,853,500    947,883             0.1%
    Civmec, Ltd.                                                         53,200     15,502             0.0%
#   Cordlife Group, Ltd.                                                 98,500     95,251             0.0%
#   Cosco Corp. Singapore, Ltd.                                       6,805,600  1,821,757             0.2%
    Creative Technology, Ltd.                                           272,200    255,835             0.0%
*   CSC Holdings, Ltd.                                                  646,800     15,075             0.0%
    CSE Global, Ltd.                                                  3,285,200  1,159,620             0.1%
#   CWT, Ltd.                                                         1,403,400  2,003,369             0.2%
    Datapulse Technology, Ltd.                                           89,000      5,675             0.0%
#*  Del Monte Pacific, Ltd.                                           1,458,464    311,261             0.0%
*   Delong Holdings, Ltd.                                             1,231,000     90,918             0.0%
*   DMX Technologies Group, Ltd.                                      2,096,000    128,672             0.0%
#   Dyna-Mac Holdings, Ltd.                                           2,194,400    303,571             0.0%
    Elec & Eltek International Co., Ltd.                                147,000    114,759             0.0%
    Ellipsiz, Ltd.                                                       36,900      7,691             0.0%
    EnGro Corp., Ltd.                                                   354,000    263,774             0.0%
    Eu Yan Sang International, Ltd.                                     786,600    251,968             0.0%
#   Ezion Holdings, Ltd.                                              4,543,260  2,262,089             0.2%
#*  Ezra Holdings, Ltd.                                              16,462,023  1,432,592             0.1%
#   Falcon Energy Group, Ltd.                                         2,008,800    344,410             0.0%
    Far East Orchard, Ltd.                                            1,074,985  1,153,653             0.1%
#   First Resources, Ltd.                                             1,271,600  1,703,394             0.1%
    First Sponsor Group, Ltd.                                           440,661    386,395             0.0%
    FJ Benjamin Holdings, Ltd.                                        1,185,700     80,932             0.0%
*   Food Empire Holdings, Ltd.                                        1,256,400    210,314             0.0%
#   Fragrance Group, Ltd.                                             6,077,000    832,660             0.1%
    Frasers Centrepoint, Ltd.                                           171,800    199,772             0.0%
    Fu Yu Corp., Ltd.                                                   183,300     21,339             0.0%
#*  Gallant Venture, Ltd.                                             4,927,900    806,520             0.1%
#*  Geo Energy Resources, Ltd.                                          432,000     44,341             0.0%
    GK Goh Holdings, Ltd.                                             1,484,065    873,181             0.1%
    Global Premium Hotels, Ltd.                                         559,480    115,543             0.0%
*   Global Yellow Pages, Ltd.                                            19,750      2,708             0.0%
#*  GMG Global, Ltd.                                                  1,788,330    490,708             0.1%
#   Golden Agri-Resources, Ltd.                                       5,544,600  1,538,750             0.1%
    GP Batteries International, Ltd.                                    235,000    146,850             0.0%
    GP Industries, Ltd.                                               2,567,609  1,249,811             0.1%
    GSH Corp., Ltd.                                                      60,860     11,752             0.0%
#   GuocoLand, Ltd.                                                     403,714    535,891             0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
SINGAPORE -- (Continued)
#   GuocoLeisure, Ltd.                                                3,267,800 $2,083,300             0.2%
*   Hanwell Holdings, Ltd.                                            1,771,219    333,952             0.0%
*   HG Metal Manufacturing, Ltd.                                      1,262,600     38,738             0.0%
    Hi-P International, Ltd.                                          1,271,600    472,054             0.0%
    Hiap Hoe, Ltd.                                                      353,000    176,683             0.0%
*   HLH Group, Ltd.                                                   6,882,400     54,081             0.0%
    Ho Bee Land, Ltd.                                                 1,604,700  2,254,461             0.2%
#   Hong Fok Corp., Ltd.                                              3,228,540  1,659,715             0.1%
    Hong Leong Asia, Ltd.                                               690,700    421,330             0.0%
    Hotel Grand Central, Ltd.                                         1,461,261  1,333,355             0.1%
    Hour Glass, Ltd. (The)                                            1,814,832    951,980             0.1%
*   HTL International Holdings, Ltd.                                  1,063,843    273,686             0.0%
    HupSteel, Ltd.                                                    1,572,875    171,082             0.0%
    Hwa Hong Corp., Ltd.                                              2,123,500    493,856             0.1%
#   Hyflux, Ltd.                                                      3,165,300  1,530,913             0.1%
    Indofood Agri Resources, Ltd.                                     3,368,800  1,367,133             0.1%
*   InnoTek, Ltd.                                                       512,500     63,754             0.0%
    Innovalues, Ltd.                                                  1,146,900    637,755             0.1%
    Interplex Holdings, Ltd.                                          1,314,300    661,844             0.1%
#   IPC Corp., Ltd.                                                     414,300    401,104             0.0%
    Isetan Singapore, Ltd.                                              119,000    380,098             0.0%
*   Jiutian Chemical Group, Ltd.                                      1,712,100     37,893             0.0%
#*  Jurong Technologies Industrial Corp., Ltd.                        2,227,680         --             0.0%
#   K1 Ventures, Ltd.                                                 4,952,600    707,442             0.1%
#   Keppel Infrastructure Trust                                       4,622,832  1,714,032             0.1%
    Keppel Telecommunications & Transportation, Ltd.                  1,369,300  1,415,438             0.1%
    Koh Brothers Group, Ltd.                                          1,432,000    312,185             0.0%
    KSH Holdings, Ltd.                                                   52,000     22,373             0.0%
*   Li Heng Chemical Fibre Technologies, Ltd.                           410,600    151,742             0.0%
    Lian Beng Group, Ltd.                                             2,238,100    844,206             0.1%
#*  Linc Energy, Ltd.                                                 1,799,796    206,529             0.0%
    Low Keng Huat Singapore, Ltd.                                       889,800    396,487             0.0%
    Lum Chang Holdings, Ltd.                                          1,094,030    304,695             0.0%
    M1, Ltd.                                                            505,600  1,023,712             0.1%
    Mandarin Oriental International, Ltd.                                24,900     38,055             0.0%
*   Marco Polo Marine, Ltd.                                             884,000    134,550             0.0%
*   mDR, Ltd.                                                         3,997,000     14,163             0.0%
    Mermaid Maritime PCL                                              1,741,200    218,493             0.0%
    Metro Holdings, Ltd.                                              2,026,092  1,299,685             0.1%
    Mewah International, Inc.                                         1,183,000    261,326             0.0%
#   Midas Holdings, Ltd.                                              7,943,100  1,776,388             0.2%
#   Nam Cheong, Ltd.                                                  6,922,840    826,951             0.1%
#*  Neptune Orient Lines, Ltd.                                        3,386,600  2,398,728             0.2%
    New Toyo International Holdings, Ltd.                             1,624,000    230,621             0.0%
#   Noble Group, Ltd.                                                13,704,600  4,920,488             0.4%
    NSL, Ltd.                                                           409,900    410,007             0.0%
*   OKH Global, Ltd.                                                  1,252,200    581,005             0.1%
    Olam International, Ltd.                                            247,400    352,216             0.0%
#   OSIM International, Ltd.                                          1,757,300  1,703,892             0.1%
*   Otto Marine, Ltd.                                                   549,175    147,255             0.0%
    OUE, Ltd.                                                         1,809,700  2,312,790             0.2%
    Oxley Holdings, Ltd.                                              1,061,700    317,033             0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
SINGAPORE -- (Continued)
#   Pacific Radiance, Ltd.                                             452,600 $  122,468             0.0%
    Pan-United Corp., Ltd.                                           1,948,600    940,765             0.1%
    Penguin International, Ltd.                                      1,577,100    168,378             0.0%
#   Petra Foods, Ltd.                                                  781,000  1,348,235             0.1%
#   Q&M Dental Group Singapore, Ltd.                                 1,525,000    852,235             0.1%
    QAF, Ltd.                                                        1,255,162    934,790             0.1%
#   Raffles Education Corp., Ltd.                                    4,176,710    864,620             0.1%
    Raffles Medical Group, Ltd.                                        646,391  1,982,955             0.2%
    Religare Health Trust                                              149,500    106,002             0.0%
*   RH Petrogas, Ltd.                                                   66,800     10,681             0.0%
#   Rickmers Maritime                                                1,008,350    147,012             0.0%
    Riverstone Holdings, Ltd.                                           28,700     40,752             0.0%
    Rotary Engineering, Ltd.                                         1,443,100    406,661             0.0%
    Roxy-Pacific Holdings, Ltd.                                        297,500     97,154             0.0%
*   S I2I, Ltd.                                                         31,655     17,896             0.0%
    San Teh, Ltd.                                                      358,087     61,423             0.0%
    SATS, Ltd.                                                       1,050,100  2,837,992             0.2%
    SBS Transit, Ltd.                                                  926,200  1,215,454             0.1%
#   SembCorp Marine, Ltd.                                               53,900     89,690             0.0%
    Sheng Siong Group, Ltd.                                          1,955,100  1,183,454             0.1%
    SHS Holdings, Ltd.                                               2,304,100    419,315             0.0%
*   SIIC Environment Holdings, Ltd.                                     22,720     13,749             0.0%
    Sim Lian Group, Ltd.                                             2,216,555  1,440,454             0.1%
#   Sinarmas Land, Ltd.                                              5,746,800  1,963,286             0.2%
    Sing Holdings, Ltd.                                              1,134,000    242,463             0.0%
    Sing Investments & Finance, Ltd.                                   297,675    262,780             0.0%
#   Singapore Post, Ltd.                                               751,800  1,014,813             0.1%
    Singapore Reinsurance Corp., Ltd.                                1,514,530    356,563             0.0%
    Singapore Shipping Corp., Ltd.                                   1,640,700    344,447             0.0%
    Singapura Finance, Ltd.                                            348,124    235,521             0.0%
#*  Sino Grandness Food Industry Group, Ltd.                         2,095,300    519,703             0.1%
#   SMRT Corp., Ltd.                                                 2,688,700  2,797,599             0.2%
    Stamford Land Corp., Ltd.                                        3,188,100  1,173,264             0.1%
    Straco Corp., Ltd.                                                 130,000     81,520             0.0%
    Sunningdale Tech, Ltd.                                             724,360    438,770             0.0%
#*  SunVic Chemical Holdings, Ltd.                                   1,979,700    330,543             0.0%
#   Super Group, Ltd.                                                2,585,500  1,656,165             0.1%
#*  Swiber Holdings, Ltd.                                            2,895,250    535,083             0.1%
#   Swissco Holdings, Ltd.                                             768,400    141,620             0.0%
    Tat Hong Holdings, Ltd.                                          2,013,500    802,665             0.1%
*   Thakral Corp., Ltd.                                                183,065     38,280             0.0%
    Tiong Woon Corp. Holding, Ltd.                                   2,090,650    304,815             0.0%
    Tuan Sing Holdings, Ltd.                                         4,076,571    987,800             0.1%
    UMS Holdings, Ltd.                                               1,888,400    679,242             0.1%
    United Engineers, Ltd.                                           2,765,928  3,916,737             0.3%
    United Industrial Corp., Ltd.                                        4,800     10,545             0.0%
    United Overseas Insurance, Ltd.                                    181,850    566,709             0.1%
#   UOB-Kay Hian Holdings, Ltd.                                      1,887,972  1,940,879             0.2%
#   UOL Group, Ltd.                                                    141,600    660,813             0.1%
#   UPP Holdings, Ltd.                                               2,972,500    390,348             0.0%
    Valuetronics Holdings, Ltd.                                        347,100    104,763             0.0%
#*  Vard Holdings, Ltd.                                              3,937,100  1,064,937             0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                                   PERCENTAGE
                                                                         SHARES      VALUE++     OF NET ASSETS**
                                                                       ---------- -------------- ---------------
SINGAPORE -- (Continued)
      Venture Corp., Ltd.                                               1,654,300 $    9,749,130             0.8%
#     Vibrant Group, Ltd.                                               1,871,915        486,667             0.1%
      Vicom, Ltd.                                                         116,600        509,723             0.1%
      Wee Hur Holdings, Ltd.                                            2,670,400        562,656             0.1%
#     Wheelock Properties Singapore, Ltd.                               1,175,400      1,277,639             0.1%
      Wing Tai Holdings, Ltd.                                           2,762,267      3,437,428             0.3%
      Yeo Hiap Seng, Ltd.                                                 223,731        215,082             0.0%
      YHI International, Ltd.                                           1,174,000        143,948             0.0%
*     Yongnam Holdings, Ltd.                                            1,984,800        551,475             0.1%
      Zhongmin Baihui Retail Group, Ltd.                                   26,900         34,179             0.0%
                                                                                  --------------           -----
TOTAL SINGAPORE                                                                      132,762,585            10.8%
                                                                                  --------------           -----
TOTAL COMMON STOCKS                                                                1,226,095,408            99.8%
                                                                                  --------------           -----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*     Centrebet International, Ltd. Claim Units Rights                     81,336             --             0.0%
*     Centrebet International, Ltd. Litigation Rights                      81,336             --             0.0%
*     FAR, Ltd. Rights 11/18/15                                           386,084            826             0.0%
*     FlexiGroup, Ltd. Rights 11/16/15                                    135,143             --             0.0%
*     Quickstep Holdings, Ltd. Rights 11/24/15                             48,222          1,547             0.0%
*     Ten Network Holdings, Ltd. Rights 11/12/15                        2,051,258             --             0.0%
*     Treasury Wine Estates, Ltd. Rights 11/04/15                         137,111             --             0.0%
                                                                                  --------------           -----
TOTAL AUSTRALIA                                                                            2,373             0.0%
                                                                                  --------------           -----
HONG KONG -- (0.0%)
*     Enviro Energy International Holdings, Ltd. Warrants 11/17/16      1,171,800            151             0.0%
*     HNA International Investment Holdings, Ltd. Rights 11/10/15      17,967,256         23,182             0.0%
                                                                                  --------------           -----
TOTAL HONG KONG                                                                           23,333             0.0%
                                                                                  --------------           -----
TOTAL RIGHTS/WARRANTS                                                                     25,706             0.0%
                                                                                  --------------           -----
TOTAL INVESTMENT SECURITIES                                                        1,226,121,114
                                                                                  --------------

                                                                                      VALUE+
                                                                                  --------------
SECURITIES LENDING COLLATERAL -- (18.7%)
(S)@  DFA Short Term Investment Fund                                   24,403,671    282,350,469            23.0%
                                                                                  --------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $1,727,795,864)                               $1,508,471,583           122.8%
                                                                                  ==============           =====

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                          -------------------------------------------------
                                                            LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                                          ----------- -------------- ------- --------------
Common Stocks
   Australia                                              $ 9,728,779 $  606,141,272   --    $  615,870,051
   China                                                           --      1,340,267   --         1,340,267
   Hong Kong                                                  315,879    347,731,795   --       348,047,674
   New Zealand                                                     --    128,074,831   --       128,074,831
   Singapore                                                  581,005    132,181,580   --       132,762,585
Rights/Warrants
   Australia                                                       --          2,373   --             2,373
   Hong Kong                                                       --         23,333   --            23,333
Securities Lending Collateral                                      --    282,350,469   --       282,350,469
                                                          ----------- --------------   --    --------------
TOTAL                                                     $10,625,663 $1,497,845,920   --    $1,508,471,583
                                                          =========== ==============   ==    ==============

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
COMMON STOCKS -- (97.1%)
Consumer Discretionary -- (27.2%)
    4imprint Group P.L.C.                                               95,741 $ 1,907,657             0.1%
    888 Holdings P.L.C.                                                915,856   2,277,188             0.1%
    Barratt Developments P.L.C.                                      1,376,879  12,970,840             0.6%
    Bellway P.L.C.                                                     634,613  25,348,219             1.2%
    Berkeley Group Holdings P.L.C.                                     664,403  33,910,166             1.6%
    Betfair Group P.L.C.                                               337,205  16,751,925             0.8%
    Bloomsbury Publishing P.L.C.                                       274,093     703,410             0.0%
    Bovis Homes Group P.L.C.                                           827,518  13,052,819             0.6%
    Bwin Party Digital Entertainment P.L.C.                          2,836,202   4,887,329             0.2%
*   Carpetright P.L.C.                                                  77,554     590,774             0.0%
    Centaur Media P.L.C.                                               537,905     666,000             0.0%
    Cineworld Group P.L.C.                                           1,217,466  10,343,440             0.5%
    Connect Group P.L.C.                                             1,254,090   3,216,278             0.2%
    Crest Nicholson Holdings P.L.C.                                    615,117   5,145,159             0.2%
    Creston P.L.C.                                                      22,394      52,121             0.0%
    Daily Mail & General Trust P.L.C.                                1,406,012  16,198,309             0.8%
    Darty P.L.C.                                                     1,332,051   2,018,881             0.1%
    Debenhams P.L.C.                                                 6,930,594   9,531,566             0.5%
    Dignity P.L.C.                                                     249,726   9,333,120             0.4%
    Domino's Pizza Group P.L.C.                                        845,611  14,211,052             0.7%
    Dunelm Group P.L.C.                                                356,684   5,206,101             0.2%
*   Enterprise Inns P.L.C.                                           2,906,065   4,805,602             0.2%
    Entertainment One, Ltd.                                            403,836   1,365,003             0.1%
    Euromoney Institutional Investor P.L.C.                            285,280   4,166,908             0.2%
*   Findel P.L.C.                                                      303,005   1,169,679             0.1%
*   Forminster P.L.C.                                                   43,333          --             0.0%
    Fuller Smith & Turner P.L.C. Class A                               134,418   2,445,288             0.1%
*   Future P.L.C.                                                    1,301,863     220,227             0.0%
    Games Workshop Group P.L.C.                                         98,402     846,427             0.0%
    Greene King P.L.C.                                               1,786,209  22,097,245             1.1%
    Halfords Group P.L.C.                                            1,199,596   8,029,382             0.4%
    Headlam Group P.L.C.                                               372,352   3,103,801             0.1%
    Henry Boot P.L.C.                                                  417,992   1,485,255             0.1%
    Home Retail Group P.L.C.                                         3,986,671   6,890,695             0.3%
*   Hornby P.L.C.                                                       58,136      82,076             0.0%
    Howden Joinery Group P.L.C.                                      3,331,582  23,761,899             1.1%
    Huntsworth P.L.C.                                                  938,084     547,806             0.0%
    Inchcape P.L.C.                                                  2,234,351  27,479,055             1.3%
    Informa P.L.C.                                                   3,309,192  28,940,061             1.4%
    ITE Group P.L.C.                                                 1,362,242   2,936,356             0.1%
    J D Wetherspoon P.L.C.                                             479,569   5,719,725             0.3%
    JD Sports Fashion P.L.C.                                           465,078   6,912,249             0.3%
    John Menzies P.L.C.                                                285,509   1,779,577             0.1%
*   Johnston Press P.L.C.                                               20,800      21,925             0.0%
    Ladbrokes P.L.C.                                                 5,357,119   8,707,316             0.4%
    Laura Ashley Holdings P.L.C.                                     1,465,488     623,339             0.0%
    Lookers P.L.C.                                                   1,887,905   5,108,200             0.2%
    Marston's P.L.C.                                                 3,383,199   8,414,972             0.4%
    Millennium & Copthorne Hotels P.L.C.                             1,010,134   7,487,035             0.4%
*   Mitchells & Butlers P.L.C.                                         983,721   5,362,756             0.3%
    MJ Gleeson P.L.C.                                                  189,171   1,424,771             0.1%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
Consumer Discretionary -- (Continued)
*   Mothercare P.L.C.                                                  641,709 $  2,340,054             0.1%
    N Brown Group P.L.C.                                               907,387    5,231,685             0.3%
#*  Ocado Group P.L.C.                                               1,689,648    9,788,980             0.5%
    Pendragon P.L.C.                                                 5,239,627    3,616,069             0.2%
    Pets at Home Group P.L.C.                                          480,600    2,137,372             0.1%
    Photo-Me International P.L.C.                                      625,898    1,528,813             0.1%
    Poundland Group P.L.C.                                             499,356    2,116,783             0.1%
*   Punch Taverns P.L.C.                                               133,442      252,471             0.0%
    Rank Group P.L.C.                                                  223,416      953,576             0.0%
    Redrow P.L.C.                                                    1,453,828   10,375,758             0.5%
    Restaurant Group P.L.C. (The)                                    1,038,492   11,462,910             0.6%
    Rightmove P.L.C.                                                   477,301   28,190,029             1.4%
*   Sportech P.L.C.                                                    371,065      352,082             0.0%
    STV Group P.L.C.                                                     4,868       32,586             0.0%
*   SuperGroup P.L.C.                                                  239,090    5,380,490             0.3%
    Taylor Wimpey P.L.C.                                             8,920,064   27,173,690             1.3%
    Ted Baker P.L.C.                                                   147,168    6,856,882             0.3%
*   Thomas Cook Group P.L.C.                                         7,258,705   13,727,552             0.7%
    Topps Tiles P.L.C.                                                 882,174    1,976,385             0.1%
    Trinity Mirror P.L.C.                                            1,627,618    4,273,779             0.2%
    UBM P.L.C.                                                       2,265,761   17,849,269             0.9%
    UTV Media P.L.C.                                                   451,514    1,268,443             0.1%
    Vitec Group P.L.C. (The)                                           159,205    1,575,893             0.1%
    WH Smith P.L.C.                                                    680,498   17,851,799             0.9%
    William Hill P.L.C.                                              4,450,569   21,715,526             1.0%
    Wilmington P.L.C.                                                  334,384    1,396,299             0.1%
                                                                               ------------            ----
Total Consumer Discretionary                                                    579,682,159            27.8%
                                                                               ------------            ----
Consumer Staples -- (5.2%)
    A.G.BARR P.L.C.                                                    417,894    3,404,506             0.2%
    Anglo-Eastern Plantations P.L.C.                                   104,452      959,268             0.1%
    Booker Group P.L.C.                                              7,899,680   22,625,829             1.1%
    Britvic P.L.C.                                                   1,223,553   13,153,355             0.6%
    Cranswick P.L.C.                                                   260,891    6,906,018             0.3%
    Dairy Crest Group P.L.C.                                           743,682    7,368,758             0.4%
    Devro P.L.C.                                                       935,205    4,091,655             0.2%
    Greencore Group P.L.C.                                           2,240,575   10,417,976             0.5%
    Greggs P.L.C.                                                      539,599    9,874,793             0.5%
    Hilton Food Group P.L.C.                                            24,794      177,812             0.0%
    McBride P.L.C.                                                     860,692    2,131,109             0.1%
    McColl's Retail Group P.L.C.                                         6,083       13,786             0.0%
*   Premier Foods P.L.C.                                             3,793,568    1,986,100             0.1%
    PZ Cussons P.L.C.                                                1,346,306    6,232,146             0.3%
    REA Holdings P.L.C.                                                 50,639      206,734             0.0%
    Stock Spirits Group P.L.C.                                         287,316      844,022             0.0%
    Tate & Lyle P.L.C.                                               2,291,490   21,033,777             1.0%
                                                                               ------------            ----
Total Consumer Staples                                                          111,427,644             5.4%
                                                                               ------------            ----
Energy -- (3.9%)
#   Afren P.L.C.                                                     5,446,344      149,870             0.0%
    Amec Foster Wheeler P.L.C.                                       1,933,881   21,160,938             1.0%
    Anglo Pacific Group P.L.C.                                         578,701      638,721             0.0%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
Energy -- (Continued)
*   Cairn Energy P.L.C.                                              2,512,540 $ 5,782,804             0.3%
*   EnQuest P.L.C.                                                   3,485,836   1,451,716             0.1%
    Fortune Oil CVR                                                  6,238,485      36,065             0.0%
    Gulf Marine Services P.L.C.                                         31,549      56,636             0.0%
*   Hardy Oil & Gas P.L.C.                                               2,590       1,055             0.0%
    Hunting P.L.C.                                                     697,468   3,865,997             0.2%
    James Fisher & Sons P.L.C.                                         238,889   3,523,416             0.2%
    John Wood Group P.L.C.                                           1,939,124  17,801,885             0.9%
*   Lamprell P.L.C.                                                  1,336,066   2,454,603             0.1%
*   Ophir Energy P.L.C.                                                795,682   1,173,613             0.1%
    Petrofac, Ltd.                                                   1,323,447  17,172,041             0.8%
*   Premier Oil P.L.C.                                               2,461,246   2,589,879             0.1%
#   Soco International P.L.C.                                          966,138   2,621,091             0.1%
    Stobart Group, Ltd.                                                750,349   1,280,444             0.1%
*   Tullow Oil P.L.C.                                                  866,800   2,707,430             0.1%
                                                                               -----------             ---
Total Energy                                                                    84,468,204             4.1%
                                                                               -----------             ---
Financials -- (15.2%)
    Amlin P.L.C.                                                     2,732,771  27,729,450             1.3%
    Arrow Global Group P.L.C.                                          165,247     633,866             0.0%
#   Ashmore Group P.L.C.                                             1,776,941   7,375,298             0.4%
    Bank of Georgia Holdings P.L.C.                                    148,711   4,578,632             0.2%
    Beazley P.L.C.                                                   2,583,691  14,442,058             0.7%
    Brewin Dolphin Holdings P.L.C.                                   1,461,244   6,064,206             0.3%
    Capital & Counties Properties P.L.C.                               459,047   3,141,573             0.2%
    Charles Stanley Group P.L.C.                                       122,025     686,745             0.0%
    Charles Taylor P.L.C.                                              192,071     804,240             0.0%
    Chesnara P.L.C.                                                    585,048   2,941,701             0.1%
    Close Brothers Group P.L.C.                                        775,985  17,484,739             0.8%
    Countrywide P.L.C.                                                 428,322   3,069,079             0.2%
    Daejan Holdings P.L.C.                                              30,985   3,025,356             0.2%
    Development Securities P.L.C.                                      610,192   2,241,390             0.1%
    esure Group P.L.C.                                                 583,747   2,383,815             0.1%
    Foxtons Group P.L.C.                                               453,959   1,396,152             0.1%
    Hansard Global P.L.C.                                               16,468      28,433             0.0%
*   Harworth Group P.L.C.                                              306,801      57,343             0.0%
    Helical Bar P.L.C.                                                 629,075   4,281,256             0.2%
    Henderson Group P.L.C.                                           5,673,481  25,007,836             1.2%
    Hiscox, Ltd.                                                     1,480,745  22,019,824             1.1%
    ICAP P.L.C.                                                      2,825,338  19,125,468             0.9%
    IG Group Holdings P.L.C.                                         1,862,861  21,652,988             1.0%
*   Industrial & Commercial Holdings P.L.C.                              5,000          --             0.0%
    Intermediate Capital Group P.L.C.                                  473,796   4,123,645             0.2%
    International Personal Finance P.L.C.                              667,182   3,799,560             0.2%
#*  IP Group P.L.C.                                                  1,388,994   5,081,200             0.2%
    Jardine Lloyd Thompson Group P.L.C.                                630,040   9,147,117             0.4%
    Jupiter Fund Management P.L.C.                                   1,950,736  13,530,577             0.7%
    Just Retirement Group P.L.C.                                       100,392     256,296             0.0%
    Lancashire Holdings, Ltd.                                        1,084,204  11,877,116             0.6%
    LSL Property Services P.L.C.                                       326,965   1,665,552             0.1%
    Man Group P.L.C.                                                 9,267,447  23,786,481             1.1%
    Novae Group P.L.C.                                                 308,857   4,147,198             0.2%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
Financials -- (Continued)
    Partnership Assurance Group P.L.C.                                  11,106 $     22,934             0.0%
    Phoenix Group Holdings                                           1,072,614   14,104,792             0.7%
    Rathbone Brothers P.L.C.                                           160,021    5,558,300             0.3%
*   Raven Russia, Ltd.                                               1,086,511      721,106             0.0%
    S&U P.L.C.                                                          20,417      738,355             0.0%
    Savills P.L.C.                                                     674,500    9,519,761             0.5%
    ST Modwen Properties P.L.C.                                      1,034,835    7,004,612             0.3%
    Tullett Prebon P.L.C.                                            1,209,924    6,543,502             0.3%
    UNITE Group P.L.C. (The)                                         1,189,599   12,174,176             0.6%
*   Waterloo Investment Holdings, Ltd.                                   5,979          645             0.0%
                                                                               ------------            ----
Total Financials                                                                323,974,373            15.5%
                                                                               ------------            ----
Health Care -- (2.8%)
*   Alizyme P.L.C.                                                     660,805           --             0.0%
    Bioquell P.L.C.                                                     90,893      191,938             0.0%
*   BTG P.L.C.                                                       1,329,188   11,285,819             0.6%
*   Circassia Pharmaceuticals P.L.C.                                    89,359      384,477             0.0%
    Consort Medical P.L.C.                                             236,219    3,551,132             0.2%
    Dechra Pharmaceuticals P.L.C.                                      433,950    6,473,163             0.3%
    Genus P.L.C.                                                       295,529    6,614,696             0.3%
    Hikma Pharmaceuticals P.L.C.                                         1,196       39,853             0.0%
    Indivior P.L.C.                                                  1,169,125    3,693,886             0.2%
*   Oxford Biomedica P.L.C.                                          1,540,589      149,937             0.0%
*   Skyepharma P.L.C.                                                  322,164    1,565,919             0.1%
    Synergy Health P.L.C.                                              300,498   10,770,504             0.5%
    UDG Healthcare P.L.C.                                            1,247,003    9,129,581             0.4%
*   Vectura Group P.L.C.                                             2,022,409    5,444,938             0.3%
                                                                               ------------            ----
Total Health Care                                                                59,295,843             2.9%
                                                                               ------------            ----
Industrials -- (23.3%)
    Aggreko P.L.C.                                                      27,810      392,005             0.0%
    Air Partner P.L.C.                                                  40,969      257,802             0.0%
    Alumasc Group P.L.C. (The)                                         120,110      347,205             0.0%
    Avon Rubber P.L.C.                                                  99,990    1,753,144             0.1%
*   Balfour Beatty P.L.C.                                            3,705,993   14,204,180             0.7%
    BBA Aviation P.L.C.                                              5,822,256   17,104,109             0.8%
    Berendsen P.L.C.                                                   870,366   13,722,600             0.7%
    Bodycote P.L.C.                                                  1,203,191    9,505,065             0.5%
    Braemar Shipping Services P.L.C.                                    84,411      611,904             0.0%
    Brammer P.L.C.                                                     618,328    2,191,715             0.1%
    Cape P.L.C.                                                        648,113    2,295,920             0.1%
    Carillion P.L.C.                                                 2,366,457   11,132,727             0.5%
    Carr's Group P.L.C.                                                343,111      804,207             0.0%
    Castings P.L.C.                                                    157,187    1,077,070             0.1%
    Chemring Group P.L.C.                                            1,179,529    3,127,496             0.2%
    Clarkson P.L.C.                                                     64,020    2,389,402             0.1%
    Cobham P.L.C.                                                    5,746,923   24,536,962             1.2%
    Communisis P.L.C.                                                1,041,989      836,024             0.0%
    Costain Group P.L.C.                                               408,045    2,368,529             0.1%
    DCC P.L.C.                                                         392,281   31,446,253             1.5%
    De La Rue P.L.C.                                                   554,659    3,951,073             0.2%
#   Dialight P.L.C.                                                    103,553      878,431             0.0%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
Industrials -- (Continued)
    Diploma P.L.C.                                                     596,754 $ 5,871,647             0.3%
    Fenner P.L.C.                                                    1,016,768   2,384,591             0.1%
*   Firstgroup P.L.C.                                                5,943,374   8,846,055             0.4%
*   Flybe Group P.L.C.                                                 223,132     293,899             0.0%
    Galliford Try P.L.C.                                               403,207   9,288,032             0.5%
    Go-Ahead Group P.L.C.                                              235,710   8,800,937             0.4%
    Goodwin P.L.C.                                                         383      14,511             0.0%
    Grafton Group P.L.C.                                               951,619   9,888,759             0.5%
    Harvey Nash Group P.L.C.                                            46,693      66,980             0.0%
    Hays P.L.C.                                                      7,141,914  15,472,894             0.7%
    HellermannTyton Group P.L.C.                                        19,913     145,377             0.0%
    Hogg Robinson Group P.L.C.                                         134,014     127,700             0.0%
    HomeServe P.L.C.                                                 1,386,489   8,653,824             0.4%
    IMI P.L.C.                                                         888,298  13,026,142             0.6%
    Interserve P.L.C.                                                  758,481   6,481,129             0.3%
    Keller Group P.L.C.                                                382,069   4,788,166             0.2%
    Kier Group P.L.C.                                                  436,897   9,254,033             0.4%
    Lavendon Group P.L.C.                                              812,054   1,876,990             0.1%
    Management Consulting Group P.L.C.                               1,467,589     332,833             0.0%
    Mears Group P.L.C.                                                 544,440   3,475,834             0.2%
    Meggitt P.L.C.                                                     324,652   1,768,603             0.1%
    Melrose Industries P.L.C.                                        5,163,700  21,125,329             1.0%
    Michael Page International P.L.C.                                1,457,290  11,099,635             0.5%
    Mitie Group P.L.C.                                               1,970,239   9,749,223             0.5%
    Morgan Advanced Materials P.L.C.                                 1,570,920   6,766,362             0.3%
    Morgan Sindall Group P.L.C.                                        191,927   2,202,865             0.1%
    National Express Group P.L.C.                                    2,257,828  10,406,690             0.5%
    Norcros P.L.C.                                                      26,378      74,991             0.0%
    Northgate P.L.C.                                                   724,086   4,517,450             0.2%
    PayPoint P.L.C.                                                    246,900   3,760,482             0.2%
    QinetiQ Group P.L.C.                                             3,243,810  11,175,814             0.5%
    Regus P.L.C.                                                     3,349,423  17,246,433             0.8%
*   Renold P.L.C.                                                      193,435     193,015             0.0%
    Rentokil Initial P.L.C.                                          9,277,900  22,069,212             1.1%
    Ricardo P.L.C.                                                     273,631   3,812,192             0.2%
    Robert Walters P.L.C.                                              385,303   2,236,030             0.1%
    Rotork P.L.C.                                                    4,248,543  12,273,105             0.6%
    RPS Group P.L.C.                                                 1,242,128   4,488,167             0.2%
    Senior P.L.C.                                                    2,136,201   7,454,104             0.4%
*   Serco Group P.L.C.                                                 230,813     332,985             0.0%
    Severfield P.L.C.                                                1,262,597   1,197,038             0.1%
    Shanks Group P.L.C.                                              2,391,349   3,492,585             0.2%
    SIG P.L.C.                                                       3,247,890   6,667,363             0.3%
    Speedy Hire P.L.C.                                               2,860,318   1,327,826             0.1%
    Spirax-Sarco Engineering P.L.C.                                    372,620  17,467,332             0.8%
    St Ives P.L.C.                                                     654,912   1,867,369             0.1%
    Stagecoach Group P.L.C.                                          2,145,901  11,443,000             0.6%
    Sthree P.L.C.                                                      407,731   2,266,433             0.1%
    T Clarke P.L.C.                                                    147,457     175,958             0.0%
    Tarsus Group P.L.C.                                                207,820     717,703             0.0%
    Tribal Group P.L.C.                                                151,222     191,298             0.0%
    Trifast P.L.C.                                                     447,201     773,452             0.0%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
Industrials -- (Continued)
    Tyman P.L.C.                                                        46,771 $    185,140             0.0%
    UK Mail Group P.L.C.                                               189,690    1,123,768             0.1%
    Ultra Electronics Holdings P.L.C.                                  373,219    9,672,365             0.5%
    Vesuvius P.L.C.                                                  1,392,557    7,659,290             0.4%
*   Volex P.L.C.                                                       307,047      271,020             0.0%
    Vp P.L.C.                                                          161,571    1,839,922             0.1%
    Weir Group P.L.C. (The)                                            460,518    7,565,325             0.4%
*   Wincanton P.L.C.                                                   612,048    1,901,477             0.1%
    WS Atkins P.L.C.                                                   502,623   10,651,031             0.5%
    XP Power, Ltd.                                                      74,995    1,677,216             0.1%
                                                                               ------------            ----
Total Industrials                                                               496,910,754            23.8%
                                                                               ------------            ----
Information Technology -- (8.3%)
    Acal P.L.C.                                                        202,289      782,849             0.0%
    Aveva Group P.L.C.                                                 320,952   10,136,792             0.5%
    Computacenter P.L.C.                                               388,067    4,521,931             0.2%
    E2V Technologies P.L.C.                                            781,676    2,814,433             0.1%
    Electrocomponents P.L.C.                                         2,441,936    7,709,262             0.4%
    Fidessa Group P.L.C.                                               165,096    4,979,740             0.2%
    Halma P.L.C.                                                     1,951,180   22,935,335             1.1%
*   Imagination Technologies Group P.L.C.                            1,324,098    4,515,342             0.2%
    Innovation Group P.L.C.                                          5,296,310    3,241,021             0.2%
    Laird P.L.C.                                                     1,495,360    7,790,588             0.4%
    Micro Focus International P.L.C.                                   671,015   12,970,210             0.6%
    Moneysupermarket.com Group P.L.C.                                2,068,485   10,645,419             0.5%
#   NCC Group P.L.C.                                                   672,477    2,853,702             0.1%
    Oxford Instruments P.L.C.                                          210,872    1,684,637             0.1%
    Pace P.L.C.                                                      1,453,325    8,328,320             0.4%
    Playtech P.L.C.                                                  1,066,825   14,055,843             0.7%
    Premier Farnell P.L.C.                                           1,984,877    3,058,245             0.1%
    Renishaw P.L.C.                                                    180,653    5,239,940             0.3%
    RM P.L.C.                                                          318,504      782,250             0.0%
    SDL P.L.C.                                                         388,032    2,324,010             0.1%
    Sepura P.L.C.                                                      322,176      894,004             0.0%
    Spectris P.L.C.                                                    607,600   15,583,280             0.8%
    Spirent Communications P.L.C.                                    2,870,632    3,246,584             0.2%
    Telecity Group P.L.C.                                            1,011,062   18,287,574             0.9%
    TT electronics P.L.C.                                              828,017    1,630,964             0.1%
    Xaar P.L.C.                                                        362,841    2,860,779             0.1%
    Xchanging P.L.C.                                                 1,317,646    3,415,020             0.2%
                                                                               ------------            ----
Total Information Technology                                                    177,288,074             8.5%
                                                                               ------------            ----
Materials -- (7.4%)
    Acacia Mining P.L.C.                                               711,371    2,109,971             0.1%
    Alent P.L.C.                                                     1,291,364    9,877,635             0.5%
    British Polythene Industries P.L.C.                                135,695    1,568,776             0.1%
    Carclo P.L.C.                                                      213,640      395,524             0.0%
    Centamin P.L.C.                                                  6,067,817    5,935,550             0.3%
    Croda International P.L.C.                                         447,752   19,972,880             1.0%
    DS Smith P.L.C.                                                  4,938,232   29,423,520             1.4%
    Elementis P.L.C.                                                 2,286,826    8,244,817             0.4%
    Essentra P.L.C.                                                  1,311,927   16,996,260             0.8%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                ---------- -------------- ---------------
Materials -- (Continued)
*     Evraz P.L.C.                                               1,320,704 $    1,720,055             0.1%
      Ferrexpo P.L.C.                                              945,143        496,881             0.0%
      Gem Diamonds, Ltd.                                           546,319        834,376             0.0%
      Hill & Smith Holdings P.L.C.                                 421,094      4,423,411             0.2%
#*    Hochschild Mining P.L.C.                                     797,908        906,925             0.0%
#*    KAZ Minerals P.L.C.                                        1,271,344      2,273,687             0.1%
#*    Lonmin P.L.C.                                              2,126,996        834,752             0.0%
      Low & Bonar P.L.C.                                         1,119,286      1,155,185             0.1%
      Marshalls P.L.C.                                             993,389      5,290,859             0.3%
      Petra Diamonds, Ltd.                                       1,551,908      1,783,963             0.1%
#*    Petropavlovsk P.L.C.                                      14,546,334      1,303,341             0.1%
      Randgold Resources, Ltd.                                       7,863        527,347             0.0%
      Rexam P.L.C.                                                 861,780      7,165,517             0.3%
      RPC Group P.L.C.                                           1,255,666     12,578,263             0.6%
      Synthomer P.L.C.                                           1,341,595      6,813,050             0.3%
#     Vedanta Resources P.L.C.                                     464,354      3,534,879             0.2%
      Victrex P.L.C.                                               403,611     11,468,758             0.6%
      Zotefoams P.L.C.                                              93,537        507,272             0.0%
                                                                           --------------           -----
Total Materials                                                               158,143,454             7.6%
                                                                           --------------           -----
Telecommunication Services -- (2.1%)
      Cable & Wireless Communications P.L.C.                    17,713,479     20,055,908             0.9%
      Inmarsat P.L.C.                                              688,489     10,435,362             0.5%
      KCM Group P.L.C.                                           3,085,959      4,125,960             0.2%
#     TalkTalk Telecom Group P.L.C.                              2,586,447     10,068,693             0.5%
                                                                           --------------           -----
Total Telecommunication Services                                               44,685,923             2.1%
                                                                           --------------           -----
Utilities -- (1.7%)
      Dee Valley Group P.L.C.                                       12,109        264,606             0.0%
      Drax Group P.L.C.                                          2,006,082      8,044,105             0.4%
      Pennon Group P.L.C.                                        1,974,654     24,639,490             1.2%
      Telecom Plus P.L.C.                                          239,846      3,881,834             0.2%
                                                                           --------------           -----
Total Utilities                                                                36,830,035             1.8%
                                                                           --------------           -----
TOTAL COMMON STOCKS                                                         2,072,706,463            99.5%
                                                                           --------------           -----
RIGHTS/WARRANTS -- (0.0%)
*     Hochschild Mining P.L.C. Rights 11/03/15                     299,216        125,696             0.0%
      McBride P.L.C.                                            16,353,148         25,210             0.0%
TOTAL RIGHTS/WARRANTS                                                             150,906             0.0%
                                                                           --------------           -----
TOTAL INVESTMENT SECURITIES                                                 2,072,857,369
                                                                           --------------

                                                                               VALUE+
                                                                           --------------
SECURITIES LENDING COLLATERAL -- (2.9%)
(S)@  DFA Short Term Investment Fund                             5,271,316     60,989,129             2.9%
                                                                           --------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $1,629,459,086)                        $2,133,846,498           102.4%
                                                                           ==============           =====

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              ---------------------------------------------
                                              LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                              ------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary                       --    $  579,682,159   --    $  579,682,159
   Consumer Staples                             --       111,427,644   --       111,427,644
   Energy                                       --        84,468,204   --        84,468,204
   Financials                                   --       323,974,373   --       323,974,373
   Health Care                                  --        59,295,843   --        59,295,843
   Industrials                                  --       496,910,754   --       496,910,754
   Information Technology                       --       177,288,074   --       177,288,074
   Materials                                    --       158,143,454   --       158,143,454
   Telecommunication Services                   --        44,685,923   --        44,685,923
   Utilities                                    --        36,830,035   --        36,830,035
Rights/Warrants                                 --           150,906   --           150,906
Securities Lending Collateral                   --        60,989,129   --        60,989,129
                                                --    --------------   --    --------------
TOTAL                                           --    $2,133,846,498   --    $2,133,846,498
                                                ==    ==============   ==    ==============

                     THE CONTINENTAL SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                            PERCENTAGE
                                                                     SHARES    VALUE++    OF NET ASSETS**
                                                                     ------- ------------ ---------------
COMMON STOCKS -- (91.6%)
AUSTRIA -- (2.5%)
    Agrana Beteiligungs AG                                            16,785 $  1,520,175             0.0%
    AMAG Austria Metall AG                                             3,703      134,765             0.0%
    Andritz AG                                                        70,828    3,558,555             0.1%
    Atrium European Real Estate, Ltd.                                655,974    2,718,679             0.1%
    Austria Technologie & Systemtechnik AG                           154,803    2,640,917             0.1%
    BUWOG AG                                                         251,450    5,346,190             0.1%
    CA Immobilien Anlagen AG                                         238,384    4,673,468             0.1%
#*  Conwert Immobilien Invest SE                                     338,470    4,852,512             0.1%
#   DO & CO AG                                                        29,001    2,721,298             0.1%
    EVN AG                                                           199,009    2,196,059             0.1%
    Flughafen Wien AG                                                 18,253    1,718,172             0.1%
*   IMMOFINANZ AG                                                     15,360       39,319             0.0%
    Josef Manner & Co. AG                                                870       43,925             0.0%
    Kapsch TrafficCom AG                                              30,685    1,110,170             0.0%
#   Lenzing AG                                                        51,632    3,944,260             0.1%
    Mayr Melnhof Karton AG                                            49,254    5,816,024             0.2%
    Oberbank AG                                                       41,134    2,354,727             0.1%
    Oesterreichische Post AG                                         194,685    7,078,234             0.2%
    Palfinger AG                                                      76,783    2,154,976             0.1%
    POLYTEC Holding AG                                                92,160      695,823             0.0%
    Porr Ag                                                           47,954    1,304,677             0.0%
*   Raiffeisen Bank International AG                                 388,529    6,130,908             0.2%
    RHI AG                                                           137,992    3,113,693             0.1%
    Rosenbauer International AG                                       18,560    1,558,815             0.0%
    S IMMO AG                                                        308,031    2,737,278             0.1%
#   Schoeller-Bleckmann Oilfield Equipment AG                         52,123    3,133,124             0.1%
    Semperit AG Holding                                               69,369    2,400,748             0.1%
    Strabag SE                                                        99,312    2,276,666             0.1%
    Telekom Austria AG                                               213,845    1,288,707             0.0%
    UBM Development AG                                                   314       11,937             0.0%
    UNIQA Insurance Group AG                                         563,292    5,230,911             0.1%
#   Verbund AG                                                        63,527      899,004             0.0%
    Vienna Insurance Group AG Wiener Versicherung Gruppe              38,488    1,231,684             0.0%
    Wienerberger AG                                                  552,075   10,178,678             0.3%
#   Wolford AG                                                        11,252      277,304             0.0%
    Zumtobel Group AG                                                166,510    3,784,155             0.1%
                                                                             ------------             ---
TOTAL AUSTRIA                                                                 100,876,537             2.8%
                                                                             ------------             ---
BELGIUM -- (4.1%)
#*  Ablynx NV                                                        303,349    3,999,091             0.1%
    Ackermans & van Haaren NV                                        134,383   20,449,775             0.6%
*   AGFA-Gevaert NV                                                  965,465    4,115,454             0.1%
    Atenor Group                                                       6,678      311,941             0.0%
    Banque Nationale de Belgique                                         986    3,413,242             0.1%
    Barco NV                                                          65,535    4,302,561             0.1%
#   Bekaert SA                                                       183,930    5,455,431             0.2%
*   BHF Kleinwort Benson Group                                       329,899    1,886,945             0.1%
    bpost SA                                                         213,711    5,348,677             0.2%
    Celyad                                                             1,513       59,604             0.0%
    Cie d'Entreprises CFE                                             49,147    6,092,886             0.2%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
BELGIUM -- (Continued)
    Cie Immobiliere de Belgique SA                                      14,576 $    784,932             0.0%
*   Cie Maritime Belge SA                                               63,930    1,131,712             0.0%
    Co.Br.Ha Societe Commerciale de Brasserie SA                           111      352,529             0.0%
    D'ieteren SA                                                       131,557    4,449,158             0.1%
    Deceuninck NV                                                      358,205      932,872             0.0%
    Econocom Group SA                                                  343,333    3,063,297             0.1%
    Elia System Operator SA                                            169,789    8,212,909             0.2%
    Euronav NV                                                         679,242   10,042,201             0.3%
    EVS Broadcast Equipment SA                                          74,156    2,159,978             0.1%
#   Exmar NV                                                           174,456    1,881,265             0.1%
#   Fagron                                                             127,980    3,139,992             0.1%
*   Galapagos NV                                                       148,075    7,134,718             0.2%
    Gimv NV                                                             14,240      669,068             0.0%
    Ion Beam Applications                                              115,719    4,125,114             0.1%
    Jensen-Group NV                                                     13,482      307,557             0.0%
    Kinepolis Group NV                                                  94,699    3,931,112             0.1%
#   Lotus Bakeries                                                       1,454    2,653,280             0.1%
#*  MDxHealth                                                          180,487      742,968             0.0%
    Melexis NV                                                         113,838    5,543,188             0.2%
*   Mobistar SA                                                        167,280    4,085,839             0.1%
#*  Nyrstar NV                                                       2,609,398    3,986,886             0.1%
    Ontex Group NV                                                       5,847      179,610             0.0%
    Picanol                                                             28,800    1,635,094             0.0%
*   RealDolmen                                                           8,137      147,056             0.0%
    RealDolmen NV                                                          120            2             0.0%
    Recticel SA                                                        199,901    1,194,406             0.0%
*   Rentabiliweb Group                                                  18,045      135,910             0.0%
    Resilux                                                              5,006      915,719             0.0%
*   Roularta Media Group NV                                             10,263      236,071             0.0%
    Sioen Industries NV                                                 50,430      980,210             0.0%
    Sipef SA                                                            25,871    1,397,284             0.0%
    TER Beke SA                                                          2,260      222,198             0.0%
*   Tessenderlo Chemie NV                                              190,301    6,137,581             0.2%
#*  ThromboGenics NV                                                   159,152      670,327             0.0%
    Umicore SA                                                         434,045   18,428,703             0.5%
    Van de Velde NV                                                     36,017    2,348,852             0.1%
#*  Viohalco SA                                                        583,796    1,422,279             0.0%
                                                                               ------------             ---
TOTAL BELGIUM                                                                   160,817,484             4.4%
                                                                               ------------             ---
DENMARK -- (4.6%)
    ALK-Abello A.S.                                                     30,494    3,316,881             0.1%
    Alm Brand A.S.                                                     468,716    2,655,323             0.1%
#   Ambu A.S. Class B                                                  124,859    3,383,119             0.1%
    Arkil Holding A.S. Class B                                             504       87,437             0.0%
#*  Bang & Olufsen A.S.                                                167,328    1,100,730             0.0%
    BankNordik P/F                                                       1,753       36,431             0.0%
*   Bavarian Nordic A.S.                                               143,640    5,747,746             0.2%
    Brodrene Hartmann A.S.                                              13,519      476,634             0.0%
*   D/S Norden A.S.                                                    132,398    2,639,907             0.1%
    DFDS A.S.                                                          156,210    4,744,170             0.1%
    Djurslands Bank A.S.                                                 8,970      354,182             0.0%
    FE Bording A.S.                                                        426       49,569             0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
DENMARK -- (Continued)
#   FLSmidth & Co. A.S.                                                260,041 $  9,843,781             0.3%
    Fluegger A.S. Class B                                                4,198      210,708             0.0%
*   Genmab A.S.                                                        217,338   21,447,065             0.6%
    GN Store Nord A.S.                                                 826,732   15,079,315             0.4%
*   GPV Industri A.S. Series B                                           2,200           --             0.0%
*   Greentech Energy Systems A.S.                                       12,775       13,593             0.0%
    Gronlandsbanken A.S.                                                 1,125      100,803             0.0%
*   H Lundbeck A.S.                                                    248,731    7,306,923             0.2%
*   H+H International A.S. Class B                                      40,093      330,391             0.0%
    Harboes Bryggeri A.S. Class B                                       16,516      252,469             0.0%
    IC Group A.S.                                                       38,440    1,058,390             0.0%
*   Jeudan A.S.                                                          5,761      571,157             0.0%
*   Jyske Bank A.S.                                                    231,649   11,299,738             0.3%
    Lan & Spar Bank                                                      4,981      299,566             0.0%
    Matas A.S.                                                          18,274      331,671             0.0%
    NKT Holding A.S.                                                   121,196    6,595,632             0.2%
#   Nordjyske Bank A.S.                                                 34,591      573,256             0.0%
*   Parken Sport & Entertainment A.S.                                   33,556      266,959             0.0%
    PER Aarsleff A.S. Class B                                           10,732    3,601,586             0.1%
    Ringkjoebing Landbobank A.S.                                        23,199    4,968,897             0.1%
    Roblon A.S. Class B                                                  2,700       96,604             0.0%
#   Rockwool International A.S. Class B                                 30,771    4,821,094             0.1%
    Royal Unibrew A.S.                                                 227,860    9,022,665             0.3%
    RTX A.S.                                                            29,629      382,398             0.0%
*   Santa Fe Group A.S.                                                127,806    1,015,621             0.0%
    Schouw & Co.                                                        71,589    3,740,899             0.1%
    SimCorp A.S.                                                       209,269   10,267,557             0.3%
    Solar A.S. Class B                                                  26,813    1,635,306             0.1%
    Spar Nord Bank A.S.                                                351,498    3,366,923             0.1%
    Sydbank A.S.                                                       351,217   11,552,865             0.3%
    TDC A.S.                                                           343,551    1,796,047             0.1%
    Tivoli A.S.                                                            937      458,828             0.0%
*   TK Development A.S.                                                608,784      741,023             0.0%
*   Topdanmark A.S.                                                    491,266   13,072,636             0.4%
    United International Enterprises                                    10,218    1,595,600             0.0%
#*  Vestjysk Bank A.S.                                                  53,413       70,894             0.0%
*   William Demant Holding A.S.                                         73,082    6,349,197             0.2%
#*  Zealand Pharma A.S.                                                 62,015    1,381,614             0.0%
                                                                               ------------             ---
TOTAL DENMARK                                                                   180,111,800             4.9%
                                                                               ------------             ---
FINLAND -- (6.5%)
    Ahlstrom Oyj                                                        46,794      379,319             0.0%
    Aktia Bank Oyj                                                      58,113      700,635             0.0%
    Alandsbanken Abp Class B                                            21,354      390,305             0.0%
    Alma Media Oyj                                                      42,130      124,988             0.0%
    Amer Sports Oyj                                                    641,324   17,999,126             0.5%
    Apetit Oyj                                                          18,766      275,473             0.0%
#   Aspo Oyj                                                            92,762      727,449             0.0%
    Atria Oyj                                                           40,671      369,008             0.0%
#   BasWare Oyj                                                         43,305    1,792,072             0.1%
#*  Biotie Therapies Oyj                                             1,742,936      298,937             0.0%
    Cargotec Oyj Class B                                               235,592    8,398,465             0.2%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
FINLAND -- (Continued)
    Caverion Corp.                                                     522,975 $ 4,553,320             0.1%
    Citycon Oyj                                                      2,156,160   5,673,668             0.2%
    Comptel Oyj                                                        326,527     427,385             0.0%
    Cramo Oyj                                                          181,445   3,331,905             0.1%
    Digia Oyj                                                           48,912     351,885             0.0%
    Elisa Oyj                                                          734,075  27,657,200             0.8%
#   F-Secure Oyj                                                       524,454   1,566,714             0.0%
*   Finnair Oyj                                                        450,180   1,861,347             0.1%
*   Finnlines Oyj                                                      120,809   2,308,759             0.1%
    Fiskars Oyj Abp                                                    190,312   3,940,236             0.1%
*   GeoSentric Oyj                                                     244,900          --             0.0%
    Glaston Oyj Abp                                                     46,084      24,575             0.0%
    HKScan Oyj Class A                                                 172,657     694,836             0.0%
    Huhtamaki Oyj                                                      467,536  16,494,354             0.5%
    Ilkka-Yhtyma Oyj                                                    61,503     136,092             0.0%
    Kemira Oyj                                                         637,200   7,547,321             0.2%
    Kesko Oyj Class A                                                    1,548      47,755             0.0%
    Kesko Oyj Class B                                                  345,206  11,020,470             0.3%
#   Konecranes Oyj                                                     262,339   7,032,826             0.2%
    Lassila & Tikanoja Oyj                                             171,857   3,324,909             0.1%
*   Lemminkainen Oyj                                                    30,098     434,405             0.0%
    Metsa Board Oyj                                                  1,498,878   9,536,171             0.3%
    Metso Oyj                                                          435,774  10,668,677             0.3%
#   Munksjo Oyj                                                         24,345     226,902             0.0%
    Neste Oyj                                                          395,051   9,632,331             0.3%
    Nokian Renkaat Oyj                                                 623,433  23,519,989             0.6%
    Okmetic Oyj                                                         66,625     506,569             0.0%
#   Olvi Oyj Class A                                                    68,749   1,667,334             0.0%
*   Oriola-KD Oyj Class A                                                6,054      28,906             0.0%
*   Oriola-KD Oyj Class B                                              628,439   3,070,867             0.1%
    Orion Oyj Class A                                                  126,645   4,500,806             0.1%
    Orion Oyj Class B                                                  420,544  15,020,765             0.4%
#*  Outokumpu Oyj                                                    3,022,031  10,261,752             0.3%
#   Outotec Oyj                                                         16,031      55,139             0.0%
    PKC Group Oyj                                                      115,436   2,124,686             0.1%
    Ponsse Oy                                                           45,516     871,684             0.0%
*   Poyry Oyj                                                          188,253     818,538             0.0%
    Raisio Oyj Class V                                                 548,453   2,583,286             0.1%
    Ramirent Oyj                                                       336,343   2,614,066             0.1%
#   Rapala VMC Oyj                                                     109,543     568,544             0.0%
    Revenio Group Oyj                                                   23,248     728,831             0.0%
    Saga Furs Oyj                                                       10,953     218,905             0.0%
#   Sanoma Oyj                                                         754,064   3,305,838             0.1%
    SRV Group Oyj                                                       15,301      45,110             0.0%
*   Stockmann Oyj Abp                                                   42,474     313,159             0.0%
#*  Stockmann Oyj Abp Class B                                          141,026   1,098,727             0.0%
    Technopolis Oyj                                                    562,359   2,269,961             0.1%
    Teleste Oyj                                                         46,406     443,602             0.0%
    Tieto Oyj                                                          295,694   7,582,569             0.2%
    Tikkurila Oyj                                                      190,569   3,497,995             0.1%
    Uponor Oyj                                                         283,661   3,776,579             0.1%
    Vaisala Oyj Class A                                                 44,325   1,184,636             0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
FINLAND -- (Continued)
    Valmet OYJ                                                         342,154 $  3,601,134             0.1%
    Viking Line Abp                                                     10,366      192,301             0.0%
    YIT Oyj                                                            107,539      566,844             0.0%
                                                                               ------------             ---
TOTAL FINLAND                                                                   256,988,942             7.0%
                                                                               ------------             ---
FRANCE -- (11.6%)
    ABC Arbitrage                                                       25,447      141,825             0.0%
    Actia Group                                                         48,398      284,375             0.0%
#*  Air France-KLM                                                   1,111,495    8,131,727             0.2%
    Akka Technologies                                                   46,502    1,282,647             0.0%
    Albioma SA                                                          84,560    1,374,683             0.0%
    Altamir                                                             78,941      889,145             0.0%
    Alten SA                                                           135,328    7,015,139             0.2%
    Altran Technologies SA                                             771,932    9,623,196             0.3%
    April SA                                                            74,473    1,056,154             0.0%
#*  Archos                                                             111,720      204,844             0.0%
    Arkema SA                                                          203,698   14,885,975             0.4%
    Assystem                                                            63,007    1,315,505             0.0%
#   Aubay                                                               23,726      415,644             0.0%
    Audika Groupe                                                       22,298      436,337             0.0%
    Aurea SA                                                               862        5,752             0.0%
    Axway Software SA                                                   28,746      766,012             0.0%
    Bastide le Confort Medical                                           8,920      174,921             0.0%
#   Beneteau SA                                                        193,357    2,932,202             0.1%
    BioMerieux                                                          71,574    8,315,004             0.2%
    Boiron SA                                                           38,334    3,388,585             0.1%
    Bollore SA(4572709)                                                340,232    1,681,911             0.1%
*   Bollore SA(BZ0G303)                                                  2,744       13,584             0.0%
    Bonduelle SCA                                                       76,003    1,893,470             0.1%
    Burelle SA                                                           3,739    2,754,796             0.1%
    Catering International Services                                     14,124      230,068             0.0%
*   Cegedim SA                                                          23,645      836,681             0.0%
    Cegid Group SA                                                      26,749    1,257,826             0.0%
#*  CGG SA                                                             776,088    3,110,935             0.1%
    Chargeurs SA                                                        91,724      785,494             0.0%
    Cie des Alpes                                                       38,937      724,573             0.0%
*   Coface SA                                                           12,321       99,732             0.0%
*   Derichebourg SA                                                    554,692    1,702,277             0.1%
    Devoteam SA                                                         26,531      862,213             0.0%
    Dom Security                                                         2,414       79,064             0.0%
    Edenred                                                            646,954   11,878,646             0.3%
    Eiffage SA                                                         229,296   14,285,485             0.4%
    Electricite de Strasbourg SA                                        21,168    2,463,019             0.1%
    Elior                                                              186,668    3,539,130             0.1%
#*  Eramet                                                              28,909    1,140,488             0.0%
*   Esso SA Francaise                                                   14,431      827,352             0.0%
#*  Etablissements Maurel et Prom                                      415,136    1,493,379             0.1%
    Euler Hermes Group                                                  56,006    5,256,415             0.2%
    Eurofins Scientific SE                                              47,119   17,044,767             0.5%
    Euronext NV                                                          4,994      219,321             0.0%
    Exel Industries Class A                                             10,330      528,111             0.0%
    Faiveley Transport SA                                               34,183    3,605,546             0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                     ------- ----------- ---------------
FRANCE -- (Continued)
    Faurecia                                                         306,467 $12,114,187             0.3%
    Fimalac                                                           21,783   1,958,233             0.1%
    Fleury Michon SA                                                   5,962     426,437             0.0%
#*  GameLoft SE                                                      286,607   1,634,277             0.1%
    Gaumont SA                                                        13,521     790,961             0.0%
    Gaztransport Et Technigaz SA                                      42,536   2,128,105             0.1%
#   GEA                                                                2,433     201,454             0.0%
#*  GECI International                                                59,392          --             0.0%
    Gevelot SA                                                         3,466     474,504             0.0%
    GFI Informatique SA                                                  868       5,912             0.0%
    GL Events                                                         46,718     890,235             0.0%
    Groupe Crit                                                       23,459   1,271,490             0.0%
*   Groupe Flo                                                        35,997      89,870             0.0%
*   Groupe Fnac SA                                                    40,430   2,619,534             0.1%
#   Groupe Gorge                                                      20,272     518,016             0.0%
    Groupe Open                                                       26,685     366,405             0.0%
    Guerbet                                                           33,267   2,256,425             0.1%
#   Haulotte Group SA                                                 70,603     999,365             0.0%
    Havas SA                                                         186,500   1,615,234             0.1%
    Herige SADCS                                                       6,914     192,342             0.0%
#*  Hi-Media SA                                                       12,318      53,942             0.0%
#*  Hipay Group SA                                                    24,579     250,812             0.0%
    Imerys SA                                                         52,485   3,591,575             0.1%
    Interparfums SA                                                   48,452   1,239,494             0.0%
    Ipsen SA                                                         170,560  10,756,853             0.3%
    IPSOS                                                            161,750   3,281,170             0.1%
    Jacquet Metal Service                                             67,512     984,372             0.0%
    Korian SA                                                        191,713   7,247,133             0.2%
    Lagardere SCA                                                    619,304  18,018,902             0.5%
#   Lanson-BCC                                                         8,795     312,286             0.0%
    Laurent-Perrier                                                   12,372   1,072,573             0.0%
*   Le Noble Age                                                      24,612     584,296             0.0%
    Lectra                                                           116,672   1,376,478             0.1%
    Linedata Services                                                  2,105      70,597             0.0%
    LISI                                                              91,883   2,243,049             0.1%
    Maisons France Confort SA                                         15,298     667,837             0.0%
    Manitou BF SA                                                     48,399     668,967             0.0%
    Manutan International                                             14,076     715,091             0.0%
    Mersen                                                           117,956   2,212,994             0.1%
#*  METabolic EXplorer SA                                            125,599     625,664             0.0%
    Metropole Television SA                                          293,607   5,647,756             0.2%
    MGI Coutier                                                       56,309   1,005,295             0.0%
    Montupet                                                          36,225   2,839,826             0.1%
    Mr Bricolage                                                      30,731     437,146             0.0%
#*  Naturex                                                           30,862   2,170,814             0.1%
    Neopost SA                                                       173,646   4,314,130             0.1%
*   Nexans SA                                                        175,006   6,956,651             0.2%
    Nexity SA                                                        159,595   7,062,124             0.2%
    NextRadioTV                                                       30,079   1,181,894             0.0%
#*  Nicox                                                            213,234     396,002             0.0%
#*  NRJ Group                                                         71,278     661,470             0.0%
    Oeneo SA                                                          59,200     416,888             0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
FRANCE -- (Continued)
#*  Onxeo SA(B04P0G6)                                                   38,734 $   155,150             0.0%
#*  Onxeo SA(BPFJVR0)                                                   48,958     195,413             0.0%
    Orpea                                                              159,888  12,826,710             0.4%
*   Parrot SA                                                           46,115   2,085,939             0.1%
*   Pierre & Vacances SA                                                25,491     697,690             0.0%
    Plastic Omnium SA                                                  318,364   9,189,566             0.3%
    PSB Industries SA                                                    8,161     488,056             0.0%
#   Rallye SA                                                          120,177   2,222,189             0.1%
*   Recylex SA                                                          72,596     102,973             0.0%
    Rexel SA                                                         1,044,821  14,259,517             0.4%
    Robertet SA                                                          3,063     764,506             0.0%
    Rothschild & Co.                                                    15,091     432,756             0.0%
    Rubis SCA                                                          195,671  15,682,855             0.4%
    Saft Groupe SA                                                     156,473   4,033,165             0.1%
    Samse SA                                                             8,068   1,058,241             0.0%
    Sartorius Stedim Biotech                                            17,869   6,309,806             0.2%
#   Savencia SA                                                         33,142   2,066,091             0.1%
    SEB SA                                                             120,657  12,254,600             0.3%
    Seche Environnement SA                                              11,799     406,870             0.0%
#*  Sequana SA                                                         289,137   1,243,683             0.0%
#*  Societe des Bains de Mer et du Cercle des Etrangers a Monaco        60,258   2,282,483             0.1%
#*  Societe Internationale de Plantations d'Heveas SA                    7,523     215,942             0.0%
    Societe Marseillaise du Tunnel Prado-Carenage SA                     3,434     131,412             0.0%
    Societe pour l'Informatique Industrielle                            39,566     348,081             0.0%
    Societe Television Francaise 1                                     621,656   7,986,192             0.2%
#*  SOITEC                                                           1,021,074     829,225             0.0%
#   Solocal Group                                                      170,329   1,384,985             0.1%
#   Somfy SA                                                            21,025   6,571,061             0.2%
    Sopra Steria Group                                                  74,501   8,474,808             0.2%
*   Spir Communication SA                                                4,687      49,234             0.0%
#*  Ste Industrielle d'Aviation Latecoere SA                           292,288   1,331,700             0.0%
    Stef SA                                                             28,166   2,074,588             0.1%
#*  Store Electronic                                                    12,202     180,441             0.0%
    Sword Group                                                         31,975     835,785             0.0%
    Synergie SA                                                         70,320   1,881,410             0.1%
    Tarkett SA                                                             434      12,945             0.0%
#   Technicolor SA                                                   1,482,868  10,028,405             0.3%
    Teleperformance                                                    348,982  27,388,433             0.8%
    Tessi SA                                                             6,807     856,997             0.0%
    TFF Group                                                            5,065     563,739             0.0%
*   Theolia SA                                                         614,855     398,247             0.0%
#   Thermador Groupe                                                    12,764   1,191,900             0.0%
    Total Gabon                                                          1,515     301,415             0.0%
    Touax SA                                                             4,773      68,486             0.0%
    Trigano SA                                                          46,958   2,257,804             0.1%
*   UBISOFT Entertainment                                              521,852  15,635,374             0.4%
    Union Financiere de France BQE SA                                   16,855     476,541             0.0%
#   Vallourec SA                                                       246,190   2,725,150             0.1%
#*  Valneva SE                                                         218,939     814,039             0.0%
#   Vetoquinol SA                                                       16,625     697,444             0.0%
    Vicat                                                               71,688   4,592,866             0.1%
    VIEL & Cie SA                                                      161,700     565,861             0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                     SHARES    VALUE++    OF NET ASSETS**
                                                                     ------- ------------ ---------------
FRANCE -- (Continued)
#   Vilmorin & Cie SA                                                 26,220 $  1,847,299             0.1%
    Virbac SA                                                         22,063    4,395,443             0.1%
    Vranken-Pommery Monopole SA                                       18,262      576,062             0.0%
*   Worldline SA                                                       4,615      111,925             0.0%
                                                                             ------------            ----
TOTAL FRANCE                                                                  457,130,520            12.5%
                                                                             ------------            ----
GERMANY -- (15.2%)
#*  AAP Implantate AG                                                  1,361        2,377             0.0%
    Aareal Bank AG                                                   409,233   15,591,008             0.4%
    Adler Modemaerkte AG                                              41,855      480,446             0.0%
*   ADVA Optical Networking SE                                       194,362    2,103,940             0.1%
#*  AIXTRON SE                                                       396,410    2,522,532             0.1%
*   Aligna AG                                                        318,087           --             0.0%
    All for One Steeb AG                                                 569       42,318             0.0%
    Allgeier SE                                                       26,260      485,492             0.0%
    Amadeus Fire AG                                                   29,384    2,451,481             0.1%
*   AS Creation Tapeten                                                7,109      226,975             0.0%
    Aurubis AG                                                       178,175   11,902,073             0.3%
    Axel Springer SE                                                 191,414   10,757,415             0.3%
#*  Balda AG                                                         123,448      465,573             0.0%
    Basler AG                                                          3,576      175,016             0.0%
    Bauer AG                                                          33,835      714,234             0.0%
#   BayWa AG(5838057)                                                 73,868    2,500,373             0.1%
    BayWa AG(5838068)                                                    124        4,841             0.0%
    Bechtle AG                                                        80,333    7,414,481             0.2%
    Bertrandt AG                                                      27,357    3,208,593             0.1%
    Bijou Brigitte AG                                                 19,236    1,068,288             0.0%
#   Bilfinger SE                                                     161,796    7,251,246             0.2%
#   Biotest AG                                                        60,306      909,209             0.0%
*   BKN International AG                                              33,408           --             0.0%
#   Borussia Dortmund GmbH & Co. KGaA                                473,904    2,109,811             0.1%
    CANCOM SE                                                         77,352    3,034,380             0.1%
    Carl Zeiss Meditec AG                                            160,352    4,696,927             0.1%
    CENIT AG                                                          50,676    1,000,990             0.0%
    CENTROTEC Sustainable AG                                          40,533      647,402             0.0%
    Cewe Stiftung & Co. KGAA                                          30,523    1,835,801             0.1%
    Comdirect Bank AG                                                173,523    2,099,791             0.1%
#   CompuGroup Medical AG                                            118,345    3,487,164             0.1%
*   Constantin Medien AG                                             340,089      689,005             0.0%
*   CropEnergies AG                                                  114,550      708,212             0.0%
    CTS Eventim AG & Co. KGaA                                        216,083    8,457,381             0.2%
    Data Modul AG                                                     11,455      450,209             0.0%
*   DEAG Deutsche Entertainment AG                                    13,697       57,690             0.0%
#   Delticom AG                                                       28,981      668,748             0.0%
    Deutsche Beteiligungs AG                                          28,192      801,193             0.0%
*   Deutsche Lufthansa AG                                            180,724    2,668,885             0.1%
    Deutz AG                                                         599,311    2,245,757             0.1%
*   Dialog Semiconductor P.L.C.                                      364,163   13,472,136             0.4%
    DIC Asset AG                                                      72,280      711,151             0.0%
    DMG Mori AG                                                      308,295   12,240,883             0.3%
    Dr Hoenle AG                                                      25,078      690,408             0.0%
    Draegerwerk AG & Co. KGaA                                          8,894      570,049             0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
GERMANY -- (Continued)
    Drillisch AG                                                       220,824 $11,388,007             0.3%
    Duerr AG                                                           133,802  11,140,724             0.3%
    Eckert & Ziegler AG                                                 17,297     364,817             0.0%
    Elmos Semiconductor AG                                              53,117     787,222             0.0%
    ElringKlinger AG                                                   130,170   2,912,601             0.1%
    Erlus AG                                                             2,970     195,291             0.0%
#*  Euromicron AG                                                       32,612     302,170             0.0%
*   Evotec AG                                                        1,103,203   4,807,179             0.1%
    Fielmann AG                                                        120,175   8,413,304             0.2%
*   First Sensor AG                                                     19,888     247,184             0.0%
    Francotyp-Postalia Holding AG Class A                               53,729     264,210             0.0%
    Fraport AG Frankfurt Airport Services Worldwide                     32,517   2,061,665             0.1%
    Freenet AG                                                         652,809  22,021,682             0.6%
    Fuchs Petrolub SE                                                  152,541   6,314,171             0.2%
    Gerresheimer AG                                                    201,267  15,693,760             0.4%
#   Gerry Weber International AG                                        92,101   1,499,451             0.0%
    Gesco AG                                                            14,489   1,026,705             0.0%
    GFK SE                                                              76,236   2,809,328             0.1%
#   GFT Technologies SE                                                 93,571   2,759,515             0.1%
#   Grammer AG                                                          79,765   2,127,185             0.1%
    Grenkeleasing AG                                                    38,535   7,070,393             0.2%
*   H&R AG                                                              10,743      97,066             0.0%
    Hamburger Hafen und Logistik AG                                     37,785     546,528             0.0%
#*  Heidelberger Druckmaschinen AG                                   1,385,127   3,976,383             0.1%
    Highlight Communications AG                                         94,846     495,762             0.0%
    Hochtief AG                                                         79,951   7,438,058             0.2%
    Homag Group AG                                                      10,908     421,693             0.0%
    Hornbach Baumarkt AG                                                15,658     559,434             0.0%
    Indus Holding AG                                                   131,598   6,125,792             0.2%
#   Init Innovation In Traffic Systems AG                               23,180     518,158             0.0%
    Isra Vision AG                                                      18,038   1,073,767             0.0%
    Jenoptik AG                                                        237,664   3,843,073             0.1%
    K+S AG                                                             292,052   7,372,358             0.2%
*   Kampa AG                                                             7,101         109             0.0%
    KION Group AG                                                      256,895  11,576,174             0.3%
#   Kloeckner & Co. SE                                                 555,392   4,947,247             0.1%
*   Koenig & Bauer AG                                                   66,442   2,083,650             0.1%
#*  Kontron AG                                                         437,004   1,488,540             0.0%
    Krones AG                                                           75,044   9,025,893             0.3%
    KSB AG                                                               3,466   1,527,755             0.1%
#   KUKA AG                                                            137,716  11,638,089             0.3%
    KWS Saat SE                                                         16,076   5,197,730             0.2%
    Lanxess AG                                                         467,967  25,112,396             0.7%
    LEG Immobilien AG                                                  289,571  23,086,112             0.6%
    Leifheit AG                                                         12,090     625,692             0.0%
    Leoni AG                                                           157,919   6,450,750             0.2%
#   LPKF Laser & Electronics AG                                        112,621   1,045,819             0.0%
#*  Manz AG                                                             17,759     819,743             0.0%
*   MasterFlex SE                                                       19,347     127,453             0.0%
*   Mediclin AG                                                         88,966     351,833             0.0%
#*  Medigene AG                                                         49,009     303,178             0.0%
    MLP AG                                                             238,272   1,035,561             0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                     ------- ----------- ---------------
GERMANY -- (Continued)
    Mobotix AG                                                         5,162 $    71,475             0.0%
    MTU Aero Engines AG                                              247,538  22,899,395             0.6%
    Muehlbauer Holding AG                                                291       7,043             0.0%
    MVV Energie AG                                                    45,742   1,035,023             0.0%
    Nemetschek AG                                                    110,040   4,742,822             0.1%
    Nexus AG                                                          48,934     880,666             0.0%
*   Nordex SE                                                        307,691  10,050,478             0.3%
    Norma Group SE                                                   180,195   9,240,923             0.3%
#   OHB SE                                                            34,489     728,533             0.0%
    Osram Licht AG                                                   342,154  20,106,408             0.6%
#*  Paion AG                                                         134,475     328,176             0.0%
*   Patrizia Immobilien AG                                           202,336   5,562,854             0.2%
    Pfeiffer Vacuum Technology AG                                     54,190   6,748,382             0.2%
#   PNE Wind AG                                                      367,537     955,751             0.0%
    Progress-Werk Oberkirch AG                                         7,571     286,398             0.0%
#*  PSI AG Gesellschaft Fuer Produkte und Systeme der
      Informationstechnologie                                         27,232     383,227             0.0%
    Puma SE                                                           10,528   2,355,986             0.1%
*   PVA TePla AG                                                      46,019     127,099             0.0%
*   QIAGEN NV                                                        266,211   6,453,909             0.2%
#   QSC AG                                                           247,203     433,312             0.0%
#   R Stahl AG                                                        14,952     477,290             0.0%
    Rational AG                                                       14,996   5,951,021             0.2%
    Rheinmetall AG                                                   223,411  14,051,846             0.4%
    Rhoen-Klinikum AG                                                261,051   7,787,332             0.2%
#   RIB Software AG                                                   77,072     951,923             0.0%
    SAF-Holland SA                                                   248,917   3,633,031             0.1%
    Salzgitter AG                                                    196,440   5,664,772             0.2%
#   Schaltbau Holding AG                                              28,415   1,582,335             0.1%
    Schloss Wachenheim AG                                              7,479     118,244             0.0%
*   SER Systems AG                                                     9,400          --             0.0%
#*  SGL Carbon SE                                                    290,083   5,322,081             0.2%
    SHW AG                                                            15,679     410,476             0.0%
#*  Singulus Technologies AG                                         267,898     168,967             0.0%
    Sixt SE                                                           80,910   4,512,627             0.1%
#*  SKW Stahl-Metallurgie Holding AG                                  28,224     130,367             0.0%
#*  SMA Solar Technology AG                                           59,062   2,847,223             0.1%
#*  SMT Scharf AG                                                     18,103     224,504             0.0%
    Softing AG                                                        21,576     279,268             0.0%
    Software AG                                                      309,788   9,000,840             0.3%
#*  Solarworld AG                                                        774      11,511             0.0%
    Stada Arzneimittel AG                                            274,278  10,434,164             0.3%
    STRATEC Biomedical AG                                             27,911   1,625,469             0.1%
    Stroeer SE                                                       116,515   7,351,541             0.2%
#   Suedzucker AG                                                    431,457   8,052,037             0.2%
    Surteco SE                                                        23,681     462,273             0.0%
#*  Suss Microtec AG                                                 105,674     802,019             0.0%
#   TAG Immobilien AG                                                567,830   7,349,958             0.2%
    Takkt AG                                                         160,610   2,982,604             0.1%
    Technotrans AG                                                    32,047     627,913             0.0%
*   Tom Tailor Holding AG                                            108,631     719,921             0.0%
#*  Tomorrow Focus AG                                                114,390     419,427             0.0%
    USU Software AG                                                    3,377      73,368             0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
GERMANY -- (Continued)
*   VERBIO Vereinigte BioEnergie AG                                     26,041 $    154,144             0.0%
*   Vossloh AG                                                          52,719    3,874,173             0.1%
    VTG AG                                                              80,128    2,614,356             0.1%
    Wacker Chemie AG                                                    77,716    6,820,112             0.2%
    Wacker Neuson SE                                                   113,712    1,581,301             0.1%
    Washtec AG                                                          12,603      392,518             0.0%
    Wincor Nixdorf AG                                                  158,021    8,105,059             0.2%
    XING AG                                                             15,678    3,094,714             0.1%
#   Zeal Network SE                                                     31,533    1,446,985             0.0%
                                                                               ------------            ----
TOTAL GERMANY                                                                   602,247,818            16.5%
                                                                               ------------            ----
GREECE -- (0.0%)
*   Alfa Alfa Energy SA                                                  3,810           --             0.0%
*   Alysida SA                                                           2,376           --             0.0%
*   Atlantic Supermarkets SA                                            34,730           --             0.0%
*   Babis Vovos International Construction SA                           21,073           --             0.0%
*   Balafas SA                                                          15,200           --             0.0%
*   Elektroniki Athinon SA                                               7,497          742             0.0%
*   Etma Rayon SA                                                       11,242           --             0.0%
*   Informatics SA                                                       3,778           --             0.0%
*   Ipirotiki Software & Publications SA                                22,110           --             0.0%
*   Lan-Net SA                                                          12,688           --             0.0%
*   Neorion Holdings SA                                                 14,991           --             0.0%
*   Promota Hellas SA                                                    8,860           --             0.0%
*   T Bank SA                                                          228,007           --             0.0%
*   Themeliodomi SA                                                     37,422           --             0.0%
                                                                               ------------            ----
TOTAL GREECE                                                                            742             0.0%
                                                                               ------------            ----
IRELAND -- (1.9%)
    C&C Group P.L.C.(B010DT8)                                          399,607    1,596,356             0.1%
    C&C Group P.L.C.(B011Y09)                                        1,077,904    4,292,039             0.1%
    Datalex P.L.C.                                                      11,523       33,818             0.0%
    FBD Holdings P.L.C.                                                125,728      936,860             0.0%
    Glanbia P.L.C.(0066950)                                            700,613   13,558,923             0.4%
    Glanbia P.L.C.(4058629)                                             83,878    1,625,375             0.1%
    IFG Group P.L.C.                                                   302,015      730,712             0.0%
*   Independent News & Media P.L.C.                                  1,593,163      292,872             0.0%
    Irish Continental Group P.L.C.(BLP5857)                            361,886    1,965,933             0.1%
    Irish Continental Group P.L.C.(BLP59W1)                            234,200    1,243,148             0.0%
*   Kenmare Resources P.L.C.                                         4,546,361      141,043             0.0%
    Kingspan Group P.L.C.                                              580,389   14,039,062             0.4%
    Paddy Power P.L.C.(BWXC0Z1)                                        157,699   18,373,777             0.5%
    Paddy Power P.L.C.(BWT6H89)                                         11,062    1,279,986             0.0%
    Smurfit Kappa Group P.L.C.                                         546,377   15,549,351             0.4%
                                                                               ------------            ----
TOTAL IRELAND                                                                    75,659,255             2.1%
                                                                               ------------            ----
ISRAEL -- (2.0%)
#*  Africa Israel Investments, Ltd.                                  1,160,746      856,668             0.0%
    Africa Israel Properties, Ltd.                                      72,055      981,687             0.0%
    Africa Israel Residences, Ltd.                                         594       10,817             0.0%
*   Airport City, Ltd.                                                 280,979    2,736,372             0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
ISRAEL -- (Continued)
    Albaad Massuot Yitzhak, Ltd.                                           466 $    5,543             0.0%
#*  Allot Communications, Ltd.                                         103,066    581,931             0.0%
#   Alrov Properties and Lodgings, Ltd.                                 39,214    841,152             0.0%
    Amot Investments, Ltd.                                             387,692  1,259,708             0.0%
    Arad, Ltd.                                                           1,053      9,339             0.0%
    Ashtrom Properties, Ltd.                                             3,851     10,148             0.0%
#*  AudioCodes, Ltd.                                                   163,675    566,589             0.0%
#   Avgol Industries 1953, Ltd.                                        407,132    362,630             0.0%
*   Azorim-Investment Development & Construction Co., Ltd.             380,820    270,843             0.0%
    Bayside Land Corp.                                                   3,215    990,584             0.0%
    Big Shopping Centers, Ltd.                                          10,971    533,564             0.0%
*   BioLine RX, Ltd.                                                    59,630     80,905             0.0%
#   Blue Square Real Estate, Ltd.                                       18,015    482,709             0.0%
*   Brack Capital Properties NV                                          2,454    150,556             0.0%
#*  Brainsway, Ltd.                                                     39,554    253,406             0.0%
#*  Cellcom Israel, Ltd.                                               240,677  1,790,817             0.1%
#*  Ceragon Networks, Ltd.                                              95,438    173,683             0.0%
#*  Clal Biotechnology Industries, Ltd.                                174,162    141,766             0.0%
*   Clal Insurance Enterprises Holdings, Ltd.                           84,865  1,292,996             0.0%
    Cohen Development & Industrial Buildings, Ltd.                       2,564     56,410             0.0%
*   Compugen, Ltd.                                                     183,598  1,138,413             0.0%
    Delek Automotive Systems, Ltd.                                     155,451  1,476,153             0.1%
#   Delta-Galil Industries, Ltd.                                        45,852  1,442,301             0.1%
    Direct Insurance Financial Investments, Ltd.                        60,191    441,670             0.0%
    El Al Israel Airlines                                              768,779    363,766             0.0%
    Elbit Systems, Ltd.                                                 17,731  1,405,295             0.0%
    Electra, Ltd.                                                        8,000  1,016,507             0.0%
#   Elron Electronic Industries, Ltd.                                   62,094    291,004             0.0%
*   Energix-Renewable Energies, Ltd.                                         1         --             0.0%
*   Equital, Ltd.                                                        7,312    127,785             0.0%
#*  Evogene, Ltd.                                                       70,559    543,148             0.0%
*   EZchip Semiconductor, Ltd.                                         135,475  3,302,056             0.1%
#   First International Bank Of Israel, Ltd.                           137,840  1,727,712             0.1%
    FMS Enterprises Migun, Ltd.                                         10,489    199,456             0.0%
    Formula Systems 1985, Ltd.                                          39,602  1,162,268             0.0%
#   Fox Wizel, Ltd.                                                     17,221    273,699             0.0%
    Frutarom Industries, Ltd.                                          169,139  7,303,905             0.2%
#*  Gilat Satellite Networks, Ltd.                                      46,364    162,528             0.0%
    Golf & Co., Ltd.                                                    74,605    147,917             0.0%
#*  Hadera Paper, Ltd.                                                  10,176    288,874             0.0%
#   Harel Insurance Investments & Financial Services, Ltd.             462,997  1,955,281             0.1%
    Hilan, Ltd.                                                          3,331     43,913             0.0%
    IDI Insurance Co., Ltd.                                                652     32,649             0.0%
#   Industrial Buildings Corp., Ltd.                                   356,888    326,608             0.0%
*   Israel Discount Bank, Ltd. Class A                               2,847,609  5,208,511             0.2%
    Israel Land Development Co., Ltd. (The)                             22,310     92,138             0.0%
    Ituran Location and Control, Ltd.                                   84,608  1,736,743             0.1%
*   Jerusalem Oil Exploration                                           41,987  1,677,770             0.1%
#*  Kamada, Ltd.                                                       119,151    479,322             0.0%
*   Kenon Holdings, Ltd.                                                   636      8,328             0.0%
*   Kerur Holdings, Ltd.                                                 2,133     33,809             0.0%
    Klil Industries, Ltd.                                                  394     24,454             0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
ISRAEL -- (Continued)
    Maabarot Products, Ltd.                                             21,999 $   258,740             0.0%
    Magic Software Enterprises, Ltd.                                    91,003     496,334             0.0%
    Matrix IT, Ltd.                                                    176,473   1,084,673             0.0%
    Maytronics, Ltd.                                                    80,788     206,426             0.0%
#*  Mazor Robotics, Ltd.                                               180,104     992,887             0.0%
    Meitav DS Investments, Ltd.                                         38,130      95,798             0.0%
    Melisron, Ltd.                                                      52,894   1,844,640             0.1%
    Menorah Mivtachim Holdings, Ltd.                                   116,610   1,019,985             0.0%
    Migdal Insurance & Financial Holding, Ltd.                         330,806     301,249             0.0%
#   Mivtach Shamir Holdings, Ltd.                                       22,547     449,770             0.0%
*   Naphtha Israel Petroleum Corp., Ltd.                               158,384     903,633             0.0%
    Neto ME Holdings, Ltd.                                               5,411     328,613             0.0%
#*  Nova Measuring Instruments, Ltd.                                   111,079   1,158,624             0.0%
*   Oil Refineries, Ltd.                                             5,367,932   1,961,738             0.1%
    Osem Investments, Ltd.                                              61,591   1,192,243             0.0%
#*  Partner Communications Co., Ltd.                                   379,431   1,718,065             0.1%
    Paz Oil Co., Ltd.                                                   20,754   3,091,758             0.1%
*   Perion Network, Ltd.                                                16,455      35,143             0.0%
    Phoenix Holdings, Ltd. (The)                                       270,273     708,240             0.0%
    Plasson Industries, Ltd.                                            13,484     414,138             0.0%
*   Protalix BioTherapeutics, Inc.                                           1           1             0.0%
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.                32,629   1,537,311             0.1%
    Sapiens International Corp. NV                                      80,760     952,878             0.0%
#   Shikun & Binui, Ltd.                                               928,938   1,695,192             0.1%
#*  Shufersal, Ltd.                                                    369,124   1,053,941             0.0%
*   Space Communication, Ltd.                                           17,611     243,422             0.0%
#*  Strauss Group, Ltd.                                                121,404   1,739,140             0.1%
*   Summit Real Estate Holdings, Ltd.                                   29,756     128,984             0.0%
*   Tower Semiconductor, Ltd.                                          228,562   3,125,261             0.1%
#*  Union Bank of Israel                                               126,346     468,496             0.0%
                                                                               -----------             ---
TOTAL ISRAEL                                                                    78,082,129             2.1%
                                                                               -----------             ---
ITALY -- (9.5%)
    A.S. Roma SpA                                                       24,930      16,721             0.0%
    A2A SpA                                                          6,379,077   8,738,216             0.2%
    ACEA SpA                                                           277,652   3,991,280             0.1%
*   Aedes SpA                                                          691,904     409,149             0.0%
#*  Aeffe SpA                                                          167,738     276,246             0.0%
#   Alerion Cleanpower SpA                                             119,152     335,309             0.0%
    Amplifon SpA                                                       459,258   3,571,245             0.1%
    Anima Holding SpA                                                   48,258     472,507             0.0%
    Ansaldo STS SpA                                                    567,271   6,035,509             0.2%
*   Arnoldo Mondadori Editore SpA                                      694,646     846,643             0.0%
    Ascopiave SpA                                                      351,354     826,490             0.0%
    Astaldi SpA                                                        250,433   2,017,271             0.1%
*   Autogrill SpA                                                      625,210   5,819,800             0.2%
    Azimut Holding SpA                                                 573,550  13,795,599             0.4%
#*  Banca Carige SpA                                                 1,729,312   3,152,120             0.1%
    Banca Finnat Euramerica SpA                                        616,149     338,704             0.0%
    Banca Generali SpA                                                 257,872   7,942,386             0.2%
    Banca IFIS SpA                                                     103,703   2,557,975             0.1%
*   Banca Monte dei Paschi di Siena SpA                              1,988,429   3,650,214             0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                       SHARES     VALUE++   OF NET ASSETS**
                                                                     ---------- ----------- ---------------
ITALY -- (Continued)
    Banca Popolare dell'Emilia Romagna SC                             2,548,728 $20,568,444             0.6%
#*  Banca Popolare dell'Etruria e del Lazio SC                        1,058,027     254,332             0.0%
    Banca Popolare di Milano Scarl                                   22,383,595  21,002,866             0.6%
    Banca Popolare di Sondrio SCARL                                   1,942,748   8,861,591             0.2%
#   Banca Profilo SpA                                                 1,063,385     317,941             0.0%
#   Banco di Desio e della Brianza SpA                                  224,677     767,649             0.0%
*   Banco Popolare SC                                                   620,097   9,266,224             0.3%
    BasicNet SpA                                                        163,532     713,714             0.0%
*   Beghelli SpA                                                        403,187     188,244             0.0%
    Biesse SpA                                                           58,289     954,552             0.0%
    Brembo SpA                                                          161,253   7,107,392             0.2%
*   Brioschi Sviluppo Immobiliare SpA                                   174,780      17,057             0.0%
#   Brunello Cucinelli SpA                                               97,526   1,763,985             0.1%
    Buzzi Unicem SpA                                                    409,864   6,934,946             0.2%
#   Cairo Communication SpA                                             130,659     658,580             0.0%
*   Caltagirone Editore SpA                                               6,277       6,851             0.0%
*   Carraro SpA                                                         113,633     240,555             0.0%
#   Cembre SpA                                                           39,007     609,044             0.0%
    Cementir Holding SpA                                                325,211   1,817,913             0.1%
*   CIR-Compagnie Industriali Riunite SpA                             1,860,505   2,054,645             0.1%
    Credito Emiliano SpA                                                397,014   2,836,765             0.1%
*   Credito Valtellinese SC                                           5,732,088   7,215,826             0.2%
*   d'Amico International Shipping SA                                   793,809     609,549             0.0%
    Danieli & C Officine Meccaniche SpA                                  64,484   1,376,997             0.0%
    Datalogic SpA                                                       101,262   1,705,654             0.1%
    Davide Campari-Milano SpA                                         1,476,589  12,644,644             0.4%
    De'Longhi SpA                                                       269,813   6,600,222             0.2%
    DeA Capital SpA                                                     233,245     376,955             0.0%
    Delclima                                                            230,295   1,126,847             0.0%
    DiaSorin SpA                                                        105,633   4,729,502             0.1%
    Ei Towers SpA                                                        85,321   5,173,085             0.1%
    El.En. SpA                                                           11,798     549,785             0.0%
    Elica SpA                                                             4,665       9,873             0.0%
    Engineering SpA                                                      25,068   1,531,406             0.0%
    ERG SpA                                                             260,869   3,703,156             0.1%
#   Esprinet SpA                                                        158,082   1,424,246             0.0%
#*  Eurotech SpA                                                         90,850     172,390             0.0%
    Falck Renewables SpA                                                478,791     598,939             0.0%
    FinecoBank Banca Fineco SpA                                         107,117     809,581             0.0%
    FNM SpA                                                             627,039     353,131             0.0%
#*  Geox SpA                                                            377,829   1,761,592             0.1%
*   Gruppo Editoriale L'Espresso SpA                                    101,626     109,700             0.0%
#   Gruppo MutuiOnline SpA                                               99,336     921,668             0.0%
    Hera SpA                                                          2,988,539   7,842,556             0.2%
*   IMMSI SpA                                                         1,202,186     660,496             0.0%
    Industria Macchine Automatiche SpA                                   59,958   3,095,741             0.1%
*   Intek Group SpA                                                   1,768,514     547,087             0.0%
    Interpump Group SpA                                                 353,040   5,194,591             0.1%
    Iren SpA                                                          2,540,951   4,185,858             0.1%
    Italcementi SpA                                                     926,791  10,292,654             0.3%
    Italmobiliare SpA                                                    45,336   1,956,923             0.1%
*   Juventus Football Club SpA                                        1,857,497     532,182             0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
ITALY -- (Continued)
    La Doria SpA                                                        54,136 $    729,926             0.0%
#*  Landi Renzo SpA                                                    203,171      174,376             0.0%
#*  Maire Tecnimont SpA                                                628,389    1,809,041             0.1%
    MARR SpA                                                           169,025    3,440,604             0.1%
    Mediaset SpA                                                     3,022,390   15,340,452             0.4%
    Mediolanum SpA                                                     762,499    6,212,105             0.2%
    Moleskine SpA                                                       15,614       28,549             0.0%
    Moncler SpA                                                        300,019    4,825,787             0.1%
    Nice SpA                                                            71,162      200,258             0.0%
    Parmalat SpA                                                       906,491    2,357,731             0.1%
#   Piaggio & C SpA                                                    851,089    2,111,822             0.1%
#*  Prelios SpA                                                         67,017       24,533             0.0%
#   Prima Industrie SpA                                                 15,358      255,011             0.0%
    Prysmian SpA                                                       991,595   21,413,784             0.6%
#*  RCS MediaGroup SpA                                               1,025,850      818,587             0.0%
    Recordati SpA                                                      474,431   11,792,177             0.3%
*   Reno de Medici SpA                                                 840,050      308,438             0.0%
    Reply SpA                                                           21,983    2,800,578             0.1%
#*  Retelit SpA                                                        513,158      338,320             0.0%
*   Richard-Ginori 1735 SpA                                              8,489           --             0.0%
#   Sabaf SpA                                                           25,688      345,466             0.0%
    SAES Getters SpA                                                    30,068      265,757             0.0%
#*  Safilo Group SpA                                                   159,815    1,984,526             0.1%
#*  Saipem SpA                                                       1,172,561   11,015,933             0.3%
    Salini Impregilo SpA                                             1,001,413    4,146,499             0.1%
#   Salvatore Ferragamo SpA                                            206,532    5,605,629             0.2%
#*  Saras SpA                                                        1,268,265    2,502,379             0.1%
#   SAVE SpA                                                            80,514    1,174,736             0.0%
    Servizi Italia SpA                                                  34,833      152,350             0.0%
#*  Snai SpA                                                           117,457      139,465             0.0%
    Societa Cattolica di Assicurazioni SCRL                            627,409    4,896,772             0.1%
    Societa Iniziative Autostradali e Servizi SpA                      319,349    3,665,829             0.1%
*   Sogefi SpA                                                         243,264      588,186             0.0%
    SOL SpA                                                            161,050    1,318,642             0.0%
    Tamburi Investment Partners SpA                                     37,478      145,323             0.0%
#*  Tiscali SpA                                                      7,838,883      523,684             0.0%
#   Tod's SpA                                                           64,208    5,377,575             0.2%
#   Trevi Finanziaria Industriale SpA                                  351,628      453,942             0.0%
#   TXT e-solutions SpA                                                 28,342      256,908             0.0%
*   Uni Land SpA                                                        51,835           --             0.0%
    Unipol Gruppo Finanziario SpA                                    1,492,803    6,953,453             0.2%
    Vittoria Assicurazioni SpA                                         118,450    1,310,069             0.0%
#*  Yoox Net-A-Porter Group SpA                                        280,998    9,527,412             0.3%
    Zignago Vetro SpA                                                  142,878      929,305             0.0%
                                                                               ------------            ----
TOTAL ITALY                                                                     377,811,429            10.3%
                                                                               ------------            ----
NETHERLANDS -- (4.8%)
    Aalberts Industries NV                                             558,677   18,112,490             0.5%
    Accell Group                                                       131,423    2,738,881             0.1%
*   AFC Ajax NV                                                         18,134      169,666             0.0%
    AMG Advanced Metallurgical Group NV                                155,390    1,279,058             0.0%
    Amsterdam Commodities NV                                            92,796    2,335,144             0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
NETHERLANDS -- (Continued)
#*  APERAM SA                                                          270,393 $  8,325,494             0.2%
    Arcadis NV                                                         353,162    8,902,981             0.3%
    ASM International NV                                               290,828   11,094,312             0.3%
*   Atag Group NV                                                        4,630           --             0.0%
    BE Semiconductor Industries NV                                     162,042    3,497,704             0.1%
    Beter Bed Holding NV                                                99,987    2,391,749             0.1%
    BinckBank NV                                                       207,080    1,821,556             0.1%
    Boskalis Westminster                                               106,157    5,152,293             0.1%
#   Brunel International NV                                            103,416    1,939,616             0.1%
    Corbion NV                                                         334,113    8,204,112             0.2%
    Delta Lloyd NV                                                   1,303,842   10,274,313             0.3%
    DOCdata NV                                                          22,707      550,478             0.0%
#*  Fugro NV                                                           301,565    5,722,362             0.2%
#*  Heijmans NV                                                        105,501      887,171             0.0%
    Hunter Douglas NV                                                    8,530      353,695             0.0%
    KAS Bank NV                                                         80,799      953,596             0.0%
    Kendrion NV                                                         67,315    1,622,831             0.1%
*   Koninklijke BAM Groep NV                                         1,401,173    7,717,014             0.2%
    Koninklijke Ten Cate NV                                            168,418    4,555,875             0.1%
    Koninklijke Vopak NV                                               104,372    4,192,674             0.1%
#*  Macintosh Retail Group NV                                           53,398       39,933             0.0%
    Mota-Engil Africa NV                                                28,150      185,517             0.0%
    Nederland Apparatenfabriek                                          27,865      919,493             0.0%
#*  Ordina NV                                                          866,273    1,040,200             0.0%
*   PostNL NV                                                        2,511,108   10,345,095             0.3%
#*  SBM Offshore NV                                                    936,863   12,799,682             0.4%
    Sligro Food Group NV                                               132,450    4,862,721             0.1%
#*  SNS Reaal NV                                                       705,718           --             0.0%
*   Telegraaf Media Groep NV                                           170,034      761,774             0.0%
    TKH Group NV                                                       216,865    8,206,301             0.2%
    TNT Express NV                                                   2,218,089   18,638,648             0.5%
*   TomTom NV                                                          575,952    6,245,916             0.2%
    USG People NV                                                      388,987    6,182,696             0.2%
    Van Lanschot NV                                                      8,744      206,903             0.0%
    Wessanen                                                           469,148    5,039,269             0.1%
                                                                               ------------             ---
TOTAL NETHERLANDS                                                               188,269,213             5.2%
                                                                               ------------             ---
NORWAY -- (2.0%)
#   ABG Sundal Collier Holding ASA                                   1,766,651    1,330,582             0.0%
    AF Gruppen ASA                                                      15,312      226,576             0.0%
#*  Akastor ASA                                                        917,989    1,197,618             0.0%
#   Aker ASA Class A                                                    72,915    1,436,108             0.0%
#   American Shipping ASA                                              196,875      831,282             0.0%
#*  Archer                                                             134,011      161,190             0.0%
    Arendals Fossekompani A.S.                                              90       21,767             0.0%
#   Atea ASA                                                           330,693    3,074,509             0.1%
    Austevoll Seafood ASA                                              425,892    2,619,184             0.1%
    Bakkafrost P/F                                                     169,646    5,449,096             0.2%
#*  Biotec Pharmacon ASA                                               139,685      238,574             0.0%
#   Bonheur ASA                                                         93,826      634,880             0.0%
    Borregaard ASA                                                      27,935      148,876             0.0%
    BW LPG, Ltd.                                                        13,469       91,376             0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES      VALUE++   OF NET ASSETS**
                                                                     ----------- ----------- ---------------
NORWAY -- (Continued)
    BW Offshore, Ltd.                                                  3,202,396 $ 1,335,169             0.0%
#   Deep Sea Supply P.L.C.                                               708,301     149,787             0.0%
#*  Det Norske Oljeselskap ASA                                           465,731   2,882,895             0.1%
#*  DNO ASA                                                            1,539,886   1,556,059             0.1%
*   DOF ASA                                                              203,869     128,908             0.0%
    Ekornes ASA                                                          111,584   1,186,658             0.0%
*   Electromagnetic GeoServices ASA                                      310,778      23,513             0.0%
    Farstad Shipping ASA                                                  63,512      88,964             0.0%
#*  Fred Olsen Energy ASA                                                124,661     582,598             0.0%
#*  Frontline, Ltd.                                                      444,633   1,389,333             0.0%
    Ganger Rolf ASA                                                       56,880     358,251             0.0%
#   Grieg Seafood ASA                                                    176,846     631,694             0.0%
#   Hexagon Composites ASA                                               344,201     530,528             0.0%
#   Hoegh LNG Holdings, Ltd.                                             183,008   2,200,655             0.1%
*   Kongsberg Automotive ASA                                           1,995,646   1,153,572             0.0%
    Kvaerner ASA                                                       1,616,475   1,018,523             0.0%
    Leroy Seafood Group ASA                                               70,542   2,474,340             0.1%
#*  Nordic Semiconductor ASA                                             580,588   2,790,308             0.1%
#*  Norske Skogindustrier ASA                                            709,859     191,371             0.0%
#*  Norwegian Air Shuttle ASA                                            149,161   5,481,230             0.2%
    Ocean Yield ASA                                                        1,916      15,444             0.0%
*   Odfjell SE Class A                                                   134,257     426,112             0.0%
    Olav Thon Eiendomsselskap ASA                                        115,054   1,922,339             0.1%
#   Opera Software ASA                                                   514,924   3,217,195             0.1%
#   Petroleum Geo-Services ASA                                           545,070   2,280,706             0.1%
#*  PhotoCure ASA                                                         52,582     238,314             0.0%
    Prosafe SE                                                         1,049,727   2,911,655             0.1%
#*  Q-Free ASA                                                           179,836     208,454             0.0%
#*  REC Silicon ASA                                                   14,281,005   2,566,940             0.1%
    Salmar ASA                                                           101,001   1,652,427             0.1%
#*  Sevan Marine ASA                                                     124,800     233,576             0.0%
*   Siem Offshore, Inc.                                                  606,183     128,061             0.0%
#   Solstad Offshore ASA                                                  62,524     190,848             0.0%
#*  Songa Offshore                                                     4,519,417     637,541             0.0%
    SpareBank 1 SMN                                                      131,684     825,658             0.0%
    SpareBank 1 SR-Bank ASA                                              164,694     786,718             0.0%
    Stolt-Nielsen, Ltd.                                                  119,555   1,615,446             0.1%
*   Storebrand ASA                                                        15,790      55,096             0.0%
    Tomra Systems ASA                                                    647,834   6,911,698             0.2%
    Veidekke ASA                                                         383,880   4,876,501             0.1%
    Wilh Wilhelmsen ASA                                                  249,256   1,080,919             0.0%
#   Wilh Wilhelmsen Holding ASA Class A                                   61,068   1,225,760             0.0%
                                                                                 -----------             ---
TOTAL NORWAY                                                                      77,623,382             2.1%
                                                                                 -----------             ---
PORTUGAL -- (1.5%)
    Altri SGPS SA                                                        577,518   2,730,801             0.1%
*   Banco BPI SA                                                       2,302,313   2,792,878             0.1%
#*  Banco Comercial Portugues SA Class R                             315,057,219  18,059,890             0.5%
*   Banco Espirito Santo SA                                            4,777,921          --             0.0%
    Corticeira Amorim SGPS SA                                            159,571     860,047             0.0%
    CTT-Correios de Portugal SA                                          393,843   4,473,510             0.1%
    EDP Renovaveis SA                                                    423,786   3,074,478             0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                       SHARES     VALUE++   OF NET ASSETS**
                                                                     ---------- ----------- ---------------
PORTUGAL -- (Continued)
    Ibersol SGPS SA                                                      20,401 $   217,441             0.0%
#*  Impresa SGPS SA                                                     187,798     127,459             0.0%
#   Mota-Engil SGPS SA                                                  386,187     966,010             0.0%
    NOS SGPS SA                                                       1,025,253   8,508,113             0.3%
    Novabase SGPS SA                                                     65,729     160,914             0.0%
    Portucel SA                                                       2,010,412   8,184,724             0.2%
    REN - Redes Energeticas Nacionais SGPS SA                         1,280,761   3,902,965             0.1%
*   Sonae Capital SGPS SA                                                58,125      26,952             0.0%
*   Sonae Industria SGPS SA                                          45,984,629     459,250             0.0%
    Sonae SGPS SA                                                     4,447,452   5,313,800             0.2%
    Teixeira Duarte SA                                                  710,639     354,884             0.0%
                                                                                -----------             ---
TOTAL PORTUGAL                                                                   60,214,116             1.7%
                                                                                -----------             ---
SPAIN -- (5.5%)
#   Abengoa SA Class A                                                  204,834     243,443             0.0%
#   Abengoa SA Class B                                                1,881,381   1,822,121             0.1%
    Acciona SA                                                          128,365  10,768,486             0.3%
#   Acerinox SA                                                         613,463   6,628,077             0.2%
#   Adveo Group International SA                                        104,096     594,943             0.0%
    Almirall SA                                                         289,516   5,572,697             0.2%
#*  Amper SA                                                            211,940      35,142             0.0%
    Applus Services SA                                                    1,658      14,752             0.0%
    Atresmedia Corp de Medios de Comunicacion SA                        314,885   4,032,703             0.1%
    Azkoyen SA                                                           64,022     206,658             0.0%
    Bankinter SA                                                        298,301   2,157,360             0.1%
*   Baron de Ley                                                         13,454   1,373,772             0.0%
#   Bolsas y Mercados Espanoles SHMSF SA                                410,153  14,715,419             0.4%
#*  Caja de Ahorros del Mediterraneo                                    116,412          --             0.0%
#*  Cementos Portland Valderrivas SA                                     68,410     383,954             0.0%
    Cia de Distribucion Integral Logista Holdings SA                      5,967     119,109             0.0%
    Cie Automotive SA                                                   249,123   3,989,849             0.1%
    Clinica Baviera SA                                                    3,698      22,669             0.0%
    Construcciones y Auxiliar de Ferrocarriles SA                         8,056   2,248,806             0.1%
    Distribuidora Internacional de Alimentacion SA                    2,594,077  16,481,708             0.5%
#   Duro Felguera SA                                                    249,634     586,438             0.0%
    Ebro Foods SA                                                       366,900   6,949,322             0.2%
#   Elecnor SA                                                          191,752   1,695,535             0.1%
    Ence Energia y Celulosa SA                                        1,137,185   3,974,828             0.1%
#*  Ercros SA                                                           747,576     669,617             0.0%
    Faes Farma SA                                                     1,304,836   3,506,077             0.1%
    Fluidra SA                                                          155,559     545,918             0.0%
#*  Fomento de Construcciones y Contratas SA                            652,443   4,966,927             0.1%
    Gamesa Corp. Tecnologica SA                                       1,266,922  19,996,276             0.6%
    Grupo Catalana Occidente SA                                         198,219   6,146,040             0.2%
#*  Grupo Ezentis SA                                                    807,544     530,098             0.0%
    Iberpapel Gestion SA                                                 36,518     663,265             0.0%
#*  Indra Sistemas SA                                                   564,890   6,043,426             0.2%
*   Inmobiliaria Colonial SA                                          6,457,499   4,775,665             0.1%
    Inmobiliaria del Sur SA                                               2,902      30,253             0.0%
#   Laboratorios Farmaceuticos Rovi SA                                   68,607   1,032,735             0.0%
*   Liberbank SA                                                      4,669,282   2,887,702             0.1%
    Mediaset Espana Comunicacion SA                                     879,043  10,665,889             0.3%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
SPAIN -- (Continued)
    Melia Hotels International SA                                      418,376 $  6,041,365             0.2%
#   Miquel y Costas & Miquel SA                                         36,394    1,300,171             0.0%
#*  NH Hotel Group SA                                                1,249,728    7,638,183             0.2%
    Nmas1 Dinamia SA                                                    20,438      177,474             0.0%
#   Obrascon Huarte Lain SA(5379749)                                   187,597    1,500,436             0.0%
    Obrascon Huarte Lain SA(BZBWTC4)                                   375,194    3,009,375             0.1%
    Papeles y Cartones de Europa SA                                    249,762    1,416,886             0.0%
*   Pescanova SA                                                        68,547           --             0.0%
    Prim SA                                                             39,424      389,055             0.0%
#*  Promotora de Informaciones SA Class A                              265,465    1,472,261             0.0%
    Prosegur Cia de Seguridad SA                                     1,278,572    5,688,840             0.2%
#*  Quabit Inmobiliaria SA                                           3,826,780      352,047             0.0%
*   Realia Business SA                                                 503,895      396,039             0.0%
#   Sacyr SA                                                           953,267    2,398,386             0.1%
*   Sociedad Nacional de Industrias Apicaciones Celulosa Espanola SA    75,494        3,051             0.0%
#*  Solaria Energia y Medio Ambiente SA                                207,171      175,932             0.0%
    Tecnicas Reunidas SA                                               162,010    7,215,420             0.2%
*   Telecomunicaciones y Energia                                       146,125      178,266             0.0%
    Tubacex SA                                                         628,121    1,346,584             0.0%
#   Tubos Reunidos SA                                                  510,636      535,660             0.0%
#   Vidrala SA                                                          80,878    3,827,423             0.1%
    Viscofan SA                                                        229,641   13,393,832             0.4%
*   Vocento SA                                                         231,302      436,385             0.0%
    Zardoya Otis SA                                                    584,486    7,186,823             0.2%
*   Zeltia SA                                                          983,996    4,365,671             0.1%
                                                                               ------------             ---
TOTAL SPAIN                                                                     217,523,244             6.0%
                                                                               ------------             ---
SWEDEN -- (7.9%)
#   AAK AB                                                             127,270    9,163,835             0.3%
#   Acando AB                                                          262,743      428,383             0.0%
    AddNode Group AB                                                    22,737      154,982             0.0%
    AddTech AB Class B                                                 273,182    3,872,462             0.1%
    AF AB Class B                                                      284,763    4,211,167             0.1%
*   Arcam AB                                                             2,348       43,948             0.0%
*   Arise AB                                                            36,861       72,405             0.0%
#   Atrium Ljungberg AB Class B                                         87,571    1,358,012             0.0%
    Avanza Bank Holding AB                                              94,154    3,723,824             0.1%
    Axfood AB                                                          302,491    5,458,769             0.2%
    B&B Tools AB Class B                                               106,851    1,394,697             0.0%
*   BE Group AB                                                         26,705        5,323             0.0%
#   Beijer Alma AB                                                     109,736    2,543,023             0.1%
    Beijer Electronics AB                                               53,995      332,360             0.0%
    Beijer Ref AB Class B                                               67,278    1,495,182             0.0%
    Betsson AB                                                         443,610    7,214,759             0.2%
    Bilia AB Class A                                                   219,410    4,598,908             0.1%
    BillerudKorsnas AB                                                 329,463    5,962,401             0.2%
    BioGaia AB Class B                                                  80,262    2,604,536             0.1%
    Biotage AB                                                         183,176      415,319             0.0%
    Bjorn Borg AB                                                          757        2,552             0.0%
#   Bulten AB                                                           58,620      577,115             0.0%
    Bure Equity AB                                                     316,106    2,050,264             0.1%
    Byggmax Group AB                                                   255,429    2,074,300             0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
SWEDEN -- (Continued)
    Castellum AB                                                       752,169 $11,258,078             0.3%
    Catena AB                                                           53,725     756,706             0.0%
    Cavotec SA                                                          16,457      51,273             0.0%
    Clas Ohlson AB Class B                                             174,360   2,648,861             0.1%
*   Cloetta AB Class B                                               1,067,829   3,181,937             0.1%
    Com Hem Holding AB                                                   1,361      11,626             0.0%
    Concentric AB                                                      195,958   2,266,860             0.1%
#*  Concordia Maritime AB Class B                                      100,760     211,971             0.0%
    Corem Property Group AB Class B                                      2,296       7,010             0.0%
    Dios Fastigheter AB                                                168,653   1,237,573             0.0%
*   Doro AB                                                            109,376     640,229             0.0%
    Duni AB                                                            195,109   2,960,481             0.1%
*   East Capital Explorer AB                                            47,726     279,467             0.0%
    Elekta AB Class B                                                  118,752     918,833             0.0%
#   Enea AB                                                             63,008     603,137             0.0%
#*  Eniro AB                                                         1,790,180     273,227             0.0%
    Fabege AB                                                          651,224  10,345,869             0.3%
    Fagerhult AB                                                        61,437   1,047,135             0.0%
*   Fastighets AB Balder                                               273,718   5,513,940             0.2%
    Fenix Outdoor International AG                                       8,198     316,884             0.0%
    Gunnebo AB                                                         135,155     625,923             0.0%
    Haldex AB                                                          218,762   2,111,359             0.1%
#   Heba Fastighets AB Class B                                          42,288     466,928             0.0%
    Hemfosa Fastigheter AB                                             465,893   5,052,020             0.1%
    Hexpol AB                                                        1,036,985  10,072,934             0.3%
    HIQ International AB                                               254,315   1,443,438             0.0%
    HMS Networks AB                                                      7,040     180,803             0.0%
    Holmen AB Class B                                                  264,932   7,986,329             0.2%
    Hufvudstaden AB Class A                                            252,199   3,563,451             0.1%
    Industrial & Financial Systems Class B                              80,438   3,107,503             0.1%
#   Indutrade AB                                                       121,468   5,775,946             0.2%
    Intrum Justitia AB                                                 385,511  13,831,068             0.4%
    ITAB Shop Concept AB Class B                                         8,692     252,614             0.0%
    JM AB                                                              360,265  10,182,352             0.3%
    KappAhl AB                                                         236,160     800,556             0.0%
#*  Karolinska Development AB Class B                                   90,079     105,485             0.0%
    Klovern AB Class A                                                  75,336      77,455             0.0%
#   Klovern AB Class B                                               1,939,305   2,006,825             0.1%
#   KNOW IT AB                                                          37,332     237,468             0.0%
    Kungsleden AB                                                      758,029   5,677,261             0.2%
    Lagercrantz Group AB Class B                                       235,329   1,782,012             0.1%
    Lindab International AB                                            273,194   1,864,695             0.1%
    Loomis AB Class B                                                  308,465   8,005,634             0.2%
*   Medivir AB Class B                                                 112,463     999,470             0.0%
#   Mekonomen AB                                                       112,051   2,651,822             0.1%
    Modern Times Group MTG AB Class B                                  264,332   7,498,261             0.2%
    MQ Holding AB                                                      129,593     646,466             0.0%
    Mycronic AB                                                        377,276   2,690,361             0.1%
    NCC AB Class A                                                       9,901     303,239             0.0%
#   NCC AB Class B                                                     103,534   3,202,051             0.1%
    Nederman Holding AB                                                  4,621     121,527             0.0%
*   Net Insight AB Class B                                           1,229,052     387,593             0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
SWEDEN -- (Continued)
#   NetEnt AB                                                          146,096 $  8,299,005             0.2%
#   New Wave Group AB Class B                                          189,623      842,404             0.0%
    Nibe Industrier AB Class B                                         367,650   11,838,609             0.3%
    Nobia AB                                                           644,291    7,890,710             0.2%
    Nolato AB Class B                                                  117,664    3,227,877             0.1%
    Nordnet AB Class B                                                 388,808    1,379,085             0.0%
    OEM International AB Class B                                        44,190      662,895             0.0%
#   Opus Group AB                                                      490,957      320,467             0.0%
*   Oriflame Holding AG                                                138,456    1,918,294             0.1%
    Peab AB                                                            798,464    6,103,817             0.2%
#*  Pricer AB Class B                                                  571,299      619,459             0.0%
    Proact IT Group AB                                                  39,943      604,288             0.0%
    Probi AB                                                             8,661      144,750             0.0%
    Proffice AB Class B                                                241,617      583,520             0.0%
#*  Qliro Group AB                                                     359,530      360,987             0.0%
    Ratos AB Class B                                                 1,069,160    6,240,468             0.2%
*   RaySearch Laboratories AB                                           69,336      871,977             0.0%
    Recipharm AB Class B                                                   439        7,524             0.0%
    Rezidor Hotel Group AB                                             404,430    1,715,496             0.1%
    Saab AB Class B                                                    259,567    7,309,948             0.2%
    Sagax AB Class B                                                    74,354      593,144             0.0%
#*  SAS AB                                                             764,131    1,473,736             0.0%
#*  Seamless Distribution AB                                            16,641       19,034             0.0%
    Sectra AB Class B                                                   58,461      719,308             0.0%
#   Semcon AB                                                          100,425      430,469             0.0%
*   Sensys Gatso Group AB                                              223,860      142,168             0.0%
    SkiStar AB                                                         108,097    1,570,108             0.0%
#*  SSAB AB Class A(B17H0S8)                                         1,028,423    3,707,844             0.1%
#*  SSAB AB Class A(BPRBWK4)                                           189,016      685,168             0.0%
*   SSAB AB Class B(B17H3F6)                                           172,820      545,448             0.0%
*   SSAB AB Class B(BPRBWM6)                                           515,343    1,641,188             0.1%
    Sweco AB                                                            78,029    1,141,632             0.0%
#   Sweco AB Class B                                                   186,042    2,724,851             0.1%
*   Swedish Orphan Biovitrum AB                                         79,301    1,203,915             0.0%
    Swedol AB Class B                                                   37,176       88,619             0.0%
#   Systemair AB                                                        47,772      639,293             0.0%
*   Transcom Worldwide AB                                               35,939      338,155             0.0%
    Tribona AB                                                         182,724      912,817             0.0%
    Unibet Group P.L.C.                                                131,046   11,541,468             0.3%
    VBG Group AB Class B                                                   137        1,919             0.0%
#*  Victoria Park AB                                                    16,043       26,727             0.0%
*   Victoria Park AB Class B                                            44,686       73,228             0.0%
#   Vitrolife AB                                                        70,710    1,642,802             0.1%
    Wallenstam AB Class B                                              785,619    6,958,021             0.2%
    Wihlborgs Fastigheter AB                                           285,214    5,576,106             0.2%
                                                                               ------------             ---
TOTAL SWEDEN                                                                    313,339,220             8.6%
                                                                               ------------             ---
SWITZERLAND -- (12.0%)
#*  AFG Arbonia-Forster Holding AG                                     183,624    1,778,525             0.1%
    Allreal Holding AG                                                  58,775    7,788,473             0.2%
#   Alpiq Holding AG                                                    10,407    1,098,890             0.0%
    ALSO Holding AG                                                     15,664      958,480             0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                     ------- ----------- ---------------
SWITZERLAND -- (Continued)
    ams AG                                                           372,640 $11,924,558             0.3%
    APG SGA SA                                                         7,581   3,053,175             0.1%
    Aryzta AG                                                         58,423   2,630,788             0.1%
    Ascom Holding AG                                                 212,982   4,036,993             0.1%
    Autoneum Holding AG                                               16,300   2,992,299             0.1%
    Bachem Holding AG Class B                                         23,344   1,188,278             0.0%
    Baloise Holding AG                                                76,271   9,144,648             0.3%
    Bank Coop AG                                                      30,632   1,270,184             0.0%
    Banque Cantonale de Geneve                                         3,968   1,027,865             0.0%
    Banque Cantonale du Jura                                           4,442     263,430             0.0%
    Banque Cantonale Vaudoise                                          8,354   5,144,522             0.1%
    Barry Callebaut AG                                                 1,463   1,753,173             0.1%
#   Basler Kantonalbank                                                5,896     402,260             0.0%
    Belimo Holding AG                                                  2,156   4,619,070             0.1%
    Bell AG                                                              384   1,055,462             0.0%
    Bellevue Group AG                                                 38,832     545,774             0.0%
#   Berner Kantonalbank AG                                            22,470   4,181,746             0.1%
    BFW Liegenschaften AG                                                620      20,812             0.0%
    BKW AG                                                            64,177   2,433,646             0.1%
    Bobst Group SA                                                    44,716   1,894,625             0.1%
    Bossard Holding AG Class A                                        32,905   3,203,383             0.1%
    Bucher Industries AG                                              32,790   7,462,181             0.2%
    Burckhardt Compression Holding AG                                 11,640   4,055,493             0.1%
    Burkhalter Holding AG                                             20,988   2,239,576             0.1%
    Calida Holding AG                                                 25,084     847,409             0.0%
    Carlo Gavazzi Holding AG                                           1,415     297,615             0.0%
    Cembra Money Bank AG                                              58,001   3,458,037             0.1%
#   Cham Paper Holding AG                                              1,894     481,727             0.0%
*   Charles Voegele Holding AG                                        41,895     372,492             0.0%
    Cicor Technologies                                                 5,936     144,164             0.0%
    Cie Financiere Tradition SA                                        9,458     592,131             0.0%
    Clariant AG                                                      762,046  14,012,763             0.4%
    Coltene Holding AG                                                20,758   1,356,806             0.0%
    Conzzeta AG                                                        5,871   3,643,791             0.1%
*   Cosmo Pharmaceuticals SA                                           3,507     538,864             0.0%
    Daetwyler Holding AG                                              37,940   5,318,737             0.1%
    DKSH Holding AG                                                   91,087   5,547,605             0.2%
#   dorma+kaba Holding AG Class B                                     16,675  10,397,693             0.3%
*   Dufry AG                                                          81,320   9,500,227             0.3%
    Edmond de Rothschild Suisse SA                                       152   2,650,989             0.1%
    EFG International AG                                             285,498   2,870,158             0.1%
    Emmi AG                                                           12,810   5,794,486             0.2%
    Energiedienst Holding AG                                          68,912   1,739,808             0.1%
    Feintool International Holding AG                                  7,642     711,695             0.0%
    Flughafen Zuerich AG                                              22,078  16,710,360             0.5%
    Forbo Holding AG                                                   6,853   7,793,160             0.2%
#   Galenica AG                                                       10,976  16,078,707             0.4%
    GAM Holding AG                                                   925,197  16,924,123             0.5%
    Gategroup Holding AG                                             146,738   5,501,809             0.2%
    Georg Fischer AG                                                  22,511  13,830,804             0.4%
    Gurit Holding AG                                                   1,979   1,106,702             0.0%
    Helvetia Holding AG                                               35,945  18,800,020             0.5%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
SWITZERLAND -- (Continued)
    HOCHDORF Holding AG                                                  1,228 $   207,138             0.0%
    Huber & Suhner AG                                                   64,973   2,804,482             0.1%
    Implenia AG                                                         85,074   4,216,560             0.1%
    Inficon Holding AG                                                   9,382   2,680,613             0.1%
    Interroll Holding AG                                                 3,127   2,419,050             0.1%
    Intershop Holding AG                                                 7,250   3,077,569             0.1%
    Jungfraubahn Holding AG                                              3,095     296,442             0.0%
    Kardex AG                                                           36,063   2,691,875             0.1%
    Komax Holding AG                                                    18,811   3,130,688             0.1%
    Kudelski SA                                                        195,049   2,621,624             0.1%
    Kuoni Reisen Holding AG                                             19,325   4,001,276             0.1%
    LEM Holding SA                                                       3,773   2,661,452             0.1%
    Liechtensteinische Landesbank AG                                    27,038     963,178             0.0%
*   LifeWatch AG                                                         3,723      60,441             0.0%
#   Logitech International SA                                          848,062  12,458,581             0.3%
    Lonza Group AG                                                      57,832   8,488,565             0.2%
    Luzerner Kantonalbank AG                                            16,828   6,206,258             0.2%
    MCH Group AG                                                         1,404      83,881             0.0%
    Metall Zug AG                                                          862   2,197,906             0.1%
#*  Meyer Burger Technology AG                                         395,076   2,824,259             0.1%
    Micronas Semiconductor Holding AG                                  149,956     638,672             0.0%
    Mobilezone Holding AG                                              137,467   2,036,973             0.1%
    Mobimo Holding AG                                                   29,478   6,357,422             0.2%
    OC Oerlikon Corp. AG                                               929,429   8,918,714             0.2%
*   Orascom Development Holding AG                                      60,240     787,950             0.0%
#*  Orell Fuessli Holding AG                                             5,028     564,779             0.0%
    Orior AG                                                            27,189   1,525,827             0.0%
    Panalpina Welttransport Holding AG                                  63,044   7,197,759             0.2%
*   Parco Industriale e Immobiliare SA                                     600          --             0.0%
    Phoenix Mecano AG                                                    2,998   1,424,095             0.0%
*   Plazza AG                                                            5,852   1,163,022             0.0%
    PSP Swiss Property AG                                              172,407  14,997,704             0.4%
    Rieter Holding AG                                                   17,376   2,865,110             0.1%
    Romande Energie Holding SA                                           2,625   2,473,862             0.1%
    Schaffner Holding AG                                                 2,950     635,054             0.0%
*   Schmolz + Bickenbach AG                                          2,457,257   1,340,316             0.0%
    Schweiter Technologies AG                                            4,397   3,520,326             0.1%
    SFS Group AG                                                           242      15,600             0.0%
    Siegfried Holding AG                                                21,833   4,372,590             0.1%
#   St Galler Kantonalbank AG                                           11,338   4,099,870             0.1%
    Straumann Holding AG                                                55,594  15,730,952             0.4%
#   Sulzer AG                                                          122,816  12,410,029             0.3%
    Swissquote Group Holding SA                                         45,894   1,105,119             0.0%
    Tamedia AG                                                          14,403   2,427,576             0.1%
    Tecan Group AG                                                      37,394   5,093,666             0.1%
    Temenos Group AG                                                   318,043  14,857,171             0.4%
*   Tornos Holding AG                                                   21,605      66,820             0.0%
    U-Blox AG                                                           30,554   5,902,026             0.2%
    Valiant Holding AG                                                  83,445   9,633,802             0.3%
    Valora Holding AG                                                   15,317   3,080,554             0.1%
    Vaudoise Assurances Holding SA Class B                               5,071   2,626,674             0.1%
    Vetropack Holding AG                                                   856   1,317,845             0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                                PERCENTAGE
                                                                      SHARES      VALUE++     OF NET ASSETS**
                                                                     --------- -------------- ---------------
SWITZERLAND -- (Continued)
*   Von Roll Holding AG                                                250,484 $      190,257             0.0%
    Vontobel Holding AG                                                136,975      6,748,451             0.2%
    VP Bank AG                                                           4,376        351,758             0.0%
    VZ Holding AG                                                        3,577      1,113,935             0.0%
    Walliser Kantonalbank                                                1,393      1,059,998             0.0%
    Walter Meier AG                                                     22,913        781,310             0.0%
    Ypsomed Holding AG                                                  11,428      1,502,035             0.0%
    Zehnder Group AG                                                    57,019      1,941,890             0.1%
    Zug Estates Holding AG                                                 612        881,718             0.0%
    Zuger Kantonalbank AG                                                  606      2,846,022             0.1%
                                                                               --------------            ----
TOTAL SWITZERLAND                                                                 475,888,282            13.0%
                                                                               --------------            ----
UNITED KINGDOM -- (0.0%)
*   Stallergenes Greer P.L.C.                                           12,201        543,382             0.0%
                                                                               --------------            ----
UNITED STATES -- (0.0%)
*   Infinera Corp.                                                      34,602        683,736             0.0%
    Ormat Technologies, Inc.                                                --             16             0.0%
                                                                               --------------            ----
TOTAL UNITED STATES                                                                   683,752             0.0%
                                                                               --------------            ----
TOTAL COMMON STOCKS                                                             3,623,811,247            99.2%
                                                                               --------------            ----
PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
    Biotest AG                                                          31,089        437,153             0.0%
    Draegerwerk AG & Co. KGaA                                           13,625        981,173             0.0%
    FUCHS PETROLUB SE                                                  157,541      7,555,515             0.2%
    Jungheinrich AG                                                     81,837      6,045,891             0.2%
    Sartorius AG                                                        23,601      5,337,939             0.2%
    Sixt SE                                                             24,181      1,039,511             0.0%
    STO SE & Co. KGaA                                                    3,548        462,458             0.0%
    Villeroy & Boch AG                                                  41,209        607,668             0.0%
                                                                               --------------            ----
TOTAL GERMANY                                                                      22,467,308             0.6%
                                                                               --------------            ----
TOTAL PREFERRED STOCKS                                                             22,467,308             0.6%
                                                                               --------------            ----
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
*   Intercell AG Rights                                                254,689             --             0.0%
                                                                               --------------            ----
FRANCE -- (0.0%)
#*  Euro Disney SCA Rights(BVL80R6)                                     68,806             --             0.0%
*   Euro Disney SCA Rights(BVZHYB1)                                    688,060             --             0.0%
#*  Technicolor SA Rights 11/04/15                                   1,482,868        365,262             0.0%
                                                                               --------------            ----
TOTAL FRANCE                                                                          365,262             0.0%
                                                                               --------------            ----
ITALY -- (0.0%)
*   Mediolanum SpA Rights 11/26/15                                     762,499             --             0.0%
                                                                               --------------            ----
SPAIN -- (0.0%)
*   Papeles y Cartones de Europa SA Rights                             249,762         54,381             0.0%
                                                                               --------------            ----
TOTAL RIGHTS/WARRANTS                                                                 419,643             0.0%
                                                                               --------------            ----
TOTAL INVESTMENT SECURITIES                                                     3,646,698,198
                                                                               --------------

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED



                                                                                                   PERCENTAGE
                                                                         SHARES       VALUE+     OF NET ASSETS**
                                                                       ---------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (7.8%)
(S)@  DFA Short Term Investment Fund                                   26,763,766 $  309,656,768             8.5%
                                                                                  --------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,379,161,142)                               $3,956,354,966           108.3%
                                                                                  ==============           =====

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                           -------------------------------------------------
                                                             LEVEL 1      LEVEL 2     LEVEL 3      TOTAL
                                                           ----------  -------------- ------- --------------
Common Stocks
   Austria                                                         --  $  100,876,537   --    $  100,876,537
   Belgium                                                         --     160,817,484   --       160,817,484
   Denmark                                                         --     180,111,800   --       180,111,800
   Finland                                                         --     256,988,942   --       256,988,942
   France                                                  $   13,584     457,116,936   --       457,130,520
   Germany                                                         --     602,247,818   --       602,247,818
   Greece                                                          --             742   --               742
   Ireland                                                         --      75,659,255   --        75,659,255
   Israel                                                          --      78,082,129   --        78,082,129
   Italy                                                           --     377,811,429   --       377,811,429
   Netherlands                                                     --     188,269,213   --       188,269,213
   Norway                                                          --      77,623,382   --        77,623,382
   Portugal                                                        --      60,214,116   --        60,214,116
   Spain                                                           --     217,523,244   --       217,523,244
   Sweden                                                          --     313,339,220   --       313,339,220
   Switzerland                                                     --     475,888,282   --       475,888,282
   United Kingdom                                             543,382              --   --           543,382
   United States                                              683,736              16   --           683,752
Preferred Stocks
   Germany                                                         --      22,467,308   --        22,467,308
Rights/Warrants
   Austria                                                         --              --   --                --
   France                                                          --         365,262   --           365,262
   Italy                                                           --              --   --                --
   Spain                                                           --          54,381   --            54,381
Securities Lending Collateral                                      --     309,656,768   --       309,656,768
Futures Contracts**                                           (18,791)             --   --           (18,791)
                                                           ----------  --------------   --    --------------
TOTAL                                                      $1,221,911  $3,955,114,264   --    $3,956,336,175
                                                           ==========  ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
COMMON STOCKS -- (93.0%)
BRAZIL -- (4.4%)
    AMBEV SA                                                           855,320 $ 4,232,280             0.1%
    AMBEV SA ADR                                                     5,984,451  29,144,276             0.7%
    Banco Bradesco SA                                                  885,298   5,383,840             0.1%
    Banco do Brasil SA                                               2,307,168   9,561,269             0.2%
    Banco Santander Brasil SA                                          559,828   2,007,850             0.1%
    BB Seguridade Participacoes SA                                     960,073   6,616,257             0.2%
    BM&FBovespa SA                                                   3,537,508  10,459,659             0.2%
#   Braskem SA Sponsored ADR                                           165,709   1,847,655             0.0%
    BRF SA                                                             495,766   7,721,127             0.2%
    BRF SA ADR                                                         539,479   8,270,213             0.2%
    BTG Pactual Group                                                    6,500      48,377             0.0%
    CCR SA                                                           1,675,568   5,264,536             0.1%
*   Centrais Eletricas Brasileiras SA                                  204,600     266,081             0.0%
#   Centrais Eletricas Brasileiras SA ADR                               86,923     207,746             0.0%
*   Centrais Eletricas Brasileiras SA Sponsored ADR                    100,200     126,252             0.0%
    CETIP SA - Mercados Organizados                                    492,000   4,352,171             0.1%
#   Cia Brasileira de Distribuicao ADR                                  85,830   1,126,948             0.0%
    Cia de Saneamento Basico do Estado de Sao Paulo                    424,900   1,843,737             0.0%
    Cia de Saneamento Basico do Estado de Sao Paulo ADR                178,668     784,353             0.0%
    Cia Energetica de Minas Gerais                                      96,887     169,507             0.0%
#   Cia Siderurgica Nacional SA Sponsored ADR                          400,671     492,825             0.0%
    Cielo SA                                                         1,255,720  11,920,121             0.3%
    Cosan Logistica SA                                                 177,069      59,674             0.0%
    Cosan SA Industria e Comercio                                      203,008   1,300,082             0.0%
    CPFL Energia SA                                                    215,566     865,059             0.0%
#   CPFL Energia SA ADR                                                 65,545     525,016             0.0%
    Embraer SA                                                          29,370     215,275             0.0%
    Embraer SA ADR                                                     240,287   7,057,229             0.2%
#   Fibria Celulose SA Sponsored ADR                                   488,398   6,603,141             0.2%
    Gerdau SA                                                          186,232     197,920             0.0%
    Gerdau SA Sponsored ADR                                            577,984     803,398             0.0%
*   Hypermarcas SA                                                     561,762   2,547,970             0.1%
    Itau Unibanco Holding SA                                           384,733   2,475,184             0.1%
    JBS SA                                                           1,785,774   6,592,584             0.2%
    Klabin SA                                                          996,400   5,663,737             0.1%
    Kroton Educacional SA                                            2,037,139   5,205,112             0.1%
    Lojas Americanas SA                                                248,137     752,477             0.0%
    Lojas Renner SA                                                    937,435   4,497,352             0.1%
    M Dias Branco SA                                                    40,100     726,891             0.0%
    Multiplan Empreendimentos Imobiliarios SA                          112,800   1,229,863             0.0%
    Natura Cosmeticos SA                                               262,650   1,558,665             0.0%
*   Petroleo Brasileiro SA                                           1,522,500   3,698,490             0.1%
#*  Petroleo Brasileiro SA Sponsored ADR                             1,005,405   4,906,376             0.1%
    Porto Seguro SA                                                    219,681   1,841,165             0.0%
    Raia Drogasil SA                                                   331,400   3,435,399             0.1%
    Tim Participacoes SA                                             1,162,813   2,544,881             0.1%
    Tim Participacoes SA ADR                                            63,679     707,474             0.0%
    Tractebel Energia SA                                               250,101   2,195,266             0.1%
    Transmissora Alianca de Energia Eletrica SA                          8,092      41,733             0.0%
    Ultrapar Participacoes SA                                          394,184   6,843,874             0.2%
    Ultrapar Participacoes SA Sponsored ADR                            254,308   4,402,072             0.1%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                                PERCENTAGE
                                                                       SHARES      VALUE++    OF NET ASSETS**
                                                                     ----------- ------------ ---------------
BRAZIL -- (Continued)
    Usinas Siderurgicas de Minas Gerais SA                                39,100 $     80,133             0.0%
    Vale SA                                                              344,000    1,521,175             0.0%
#   Vale SA Sponsored ADR                                              1,226,358    5,346,921             0.1%
    WEG SA                                                               687,750    2,566,025             0.1%
                                                                                 ------------             ---
TOTAL BRAZIL                                                                      200,854,693             4.6%
                                                                                 ------------             ---
CHILE -- (1.4%)
    AES Gener SA                                                       3,841,240    1,837,818             0.0%
    Aguas Andinas SA Class A                                           3,929,704    2,055,084             0.0%
    Banco de Chile                                                     3,152,928      333,736             0.0%
    Banco de Chile ADR                                                    52,624    3,337,941             0.1%
    Banco de Credito e Inversiones                                        64,382    2,625,115             0.1%
    Banco Santander Chile ADR                                            206,596    3,923,258             0.1%
    Cencosud SA                                                        2,346,448    5,144,920             0.1%
    Cencosud SA ADR                                                        8,408       55,325             0.0%
    Cia Cervecerias Unidas SA                                             92,470    1,104,871             0.0%
    Cia Cervecerias Unidas SA Sponsored ADR                               61,058    1,463,560             0.0%
    Colbun SA                                                         12,786,840    3,403,352             0.1%
    Corpbanca SA                                                     302,429,974    2,773,709             0.1%
    Corpbanca SA ADR                                                      30,902      423,357             0.0%
    Embotelladora Andina SA Class A ADR                                   22,244      397,500             0.0%
    Embotelladora Andina SA Class B ADR                                   21,587      475,993             0.0%
    Empresa Nacional de Electricidad SA Sponsored ADR                    148,697    5,617,773             0.1%
    Empresa Nacional de Telecomunicaciones SA                            243,389    2,253,739             0.1%
    Empresas CMPC SA                                                   2,217,305    5,464,025             0.1%
    Empresas COPEC SA                                                    404,216    3,770,732             0.1%
    Enersis SA Sponsored ADR                                             610,581    8,090,198             0.2%
    Inversiones Aguas Metropolitanas SA                                  343,821      489,590             0.0%
#*  Latam Airlines Group SA Sponsored ADR                                555,276    3,059,571             0.1%
    SACI Falabella                                                       719,196    4,837,309             0.1%
    Sigdo Koppers SA                                                     302,321      363,456             0.0%
    Sociedad Quimica y Minera de Chile SA Sponsored ADR                  132,782    2,573,315             0.1%
    Sonda SA                                                             258,507      416,605             0.0%
                                                                                 ------------             ---
TOTAL CHILE                                                                        66,291,852             1.5%
                                                                                 ------------             ---
CHINA -- (14.4%)
#   AAC Technologies Holdings, Inc.                                      634,000    4,008,480             0.1%
    Agricultural Bank of China, Ltd. Class H                          17,290,000    7,092,295             0.2%
    Air China, Ltd. Class H                                            1,452,000    1,400,455             0.0%
#*  Alibaba Health Information Technology, Ltd.                          994,000      788,694             0.0%
#*  Alibaba Pictures Group, Ltd.                                       3,540,000      942,693             0.0%
#*  Aluminum Corp. of China, Ltd. ADR                                    111,380      894,381             0.0%
#   Angang Steel Co., Ltd. Class H                                     1,186,000      492,826             0.0%
    Anhui Conch Cement Co., Ltd. Class H                                 906,000    2,764,477             0.1%
    Anta Sports Products, Ltd.                                           769,000    2,151,145             0.1%
    AviChina Industry & Technology Co., Ltd. Class H                     789,000      642,997             0.0%
    Bank of China, Ltd. Class H                                       61,469,181   28,986,487             0.7%
    Bank of Communications Co., Ltd. Class H                           6,139,515    4,520,609             0.1%
#   BBMG Corp. Class H                                                 1,016,000      713,291             0.0%
    Beijing Capital International Airport Co., Ltd. Class H            1,278,000    1,366,264             0.0%
    Beijing Enterprises Holdings, Ltd.                                   437,972    2,753,554             0.1%
#   Beijing Enterprises Water Group, Ltd.                              1,654,000    1,305,771             0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                       SHARES     VALUE++   OF NET ASSETS**
                                                                     ---------- ----------- ---------------
CHINA -- (Continued)
    Belle International Holdings, Ltd.                                5,923,000 $ 5,749,078             0.1%
    Brilliance China Automotive Holdings, Ltd.                        1,288,000   1,779,369             0.0%
#*  Byd Co., Ltd. Class H                                               289,386   1,795,600             0.0%
*   China CITIC Bank Corp., Ltd. Class H                              5,072,928   3,287,057             0.1%
#   China Coal Energy Co., Ltd. Class H                               2,791,777   1,194,783             0.0%
    China Communications Construction Co., Ltd. Class H               2,919,000   4,028,764             0.1%
#   China Conch Venture Holdings, Ltd.                                   65,500     148,966             0.0%
    China Construction Bank Corp. Class H                            67,009,590  48,565,595             1.1%
#*  China COSCO Holdings Co., Ltd. Class H                            1,197,000     679,896             0.0%
*   China Eastern Airlines Corp., Ltd. ADR                                2,200      70,752             0.0%
*   China Eastern Airlines Corp., Ltd. Class H                        1,100,000     705,724             0.0%
    China Everbright Bank Co., Ltd. Class H                           4,087,000   1,997,625             0.1%
    China Everbright International, Ltd.                              2,019,000   3,251,341             0.1%
    China Galaxy Securities Co., Ltd. Class H                         2,966,000   2,567,231             0.1%
    China Gas Holdings, Ltd.                                          1,362,000   2,164,137             0.1%
#   China Hongqiao Group, Ltd.                                        1,792,000     930,754             0.0%
#   China Huishan Dairy Holdings Co., Ltd.                            2,347,000     891,265             0.0%
    China International Marine Containers Group Co., Ltd. Class H       360,600     638,836             0.0%
#   China Life Insurance Co., Ltd. ADR                                  859,836  15,528,638             0.4%
    China Longyuan Power Group Corp., Ltd. Class H                    3,194,000   2,915,999             0.1%
#   China Machinery Engineering Corp. Class H                           180,000     156,454             0.0%
    China Mengniu Dairy Co., Ltd.                                     1,753,000   3,395,567             0.1%
    China Merchants Bank Co., Ltd. Class H                            3,120,554   8,147,503             0.2%
    China Merchants Holdings International Co., Ltd.                    943,501   3,127,301             0.1%
    China Minsheng Banking Corp., Ltd. Class H                        4,658,500   4,693,577             0.1%
#   China Mobile, Ltd. Sponsored ADR                                    914,028  55,125,029             1.3%
#   China Molybdenum Co., Ltd. Class H                                  464,322     257,994             0.0%
    China National Building Material Co., Ltd. Class H                6,047,916   3,742,181             0.1%
#   China Oilfield Services, Ltd. Class H                             1,484,000   1,651,384             0.0%
    China Overseas Land & Investment, Ltd.                            3,944,000  12,738,593             0.3%
#*  China Overseas Property Holdings, Ltd.                            1,459,999     248,652             0.0%
    China Pacific Insurance Group Co., Ltd. Class H                   1,805,200   7,190,826             0.2%
    China Petroleum & Chemical Corp. ADR                                132,615   9,558,868             0.2%
    China Petroleum & Chemical Corp. Class H                          2,522,800   1,818,545             0.0%
    China Power International Development, Ltd.                       3,319,000   2,085,765             0.1%
    China Railway Construction Corp., Ltd. Class H                    1,096,000   1,638,284             0.0%
    China Railway Group, Ltd. Class H                                 2,246,000   2,115,695             0.1%
    China Resources Beer Holdings Company, Ltd.                         724,710   1,366,511             0.0%
    China Resources Cement Holdings, Ltd.                             2,207,335     890,746             0.0%
    China Resources Gas Group, Ltd.                                     690,000   1,892,701             0.1%
    China Resources Land, Ltd.                                        2,746,666   7,137,451             0.2%
    China Resources Power Holdings Co., Ltd.                          1,664,000   3,764,246             0.1%
    China Shenhua Energy Co., Ltd. Class H                            1,817,000   3,057,149             0.1%
#*  China Shipping Container Lines Co., Ltd. Class H                  2,324,000     952,375             0.0%
#   China Shipping Development Co., Ltd. Class H                      1,056,000     765,600             0.0%
    China Southern Airlines Co., Ltd. Class H                         1,624,000   1,378,080             0.0%
    China Southern Airlines Co., Ltd. Sponsored ADR                      14,306     602,712             0.0%
    China State Construction International Holdings, Ltd.               840,000   1,274,615             0.0%
*   China Taiping Insurance Holdings Co., Ltd.                        1,341,306   4,211,268             0.1%
#   China Telecom Corp., Ltd. ADR                                        56,720   2,966,456             0.1%
    China Telecom Corp., Ltd. Class H                                 4,088,000   2,127,150             0.1%
    China Unicom Hong Kong, Ltd.                                      7,864,000   9,563,731             0.2%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                       SHARES     VALUE++   OF NET ASSETS**
                                                                     ---------- ----------- ---------------
CHINA -- (Continued)
    China Unicom Hong Kong, Ltd. ADR                                    589,865 $ 7,243,542             0.2%
#   China Vanke Co., Ltd. Class H                                     1,624,300   3,798,877             0.1%
    Chongqing Rural Commercial Bank Co., Ltd. Class H                 3,597,000   2,240,529             0.1%
#   CITIC Securities Co., Ltd. Class H                                2,116,500   4,566,105             0.1%
    CITIC, Ltd.                                                       5,705,000  10,651,513             0.2%
    CNOOC, Ltd.                                                       5,051,000   5,692,032             0.1%
#   CNOOC, Ltd. Sponsored ADR                                           127,716  14,518,755             0.3%
    COSCO Pacific, Ltd.                                               1,779,804   2,302,544             0.1%
    Country Garden Holdings Co., Ltd.                                 8,969,686   3,406,995             0.1%
*   CRRC Corp, Ltd. Class H                                           1,471,000   1,871,843             0.1%
    CSPC Pharmaceutical Group, Ltd.                                   1,466,000   1,361,143             0.0%
#*  CSSC Offshore and Marine Engineering Group Co., Ltd. Class H         96,000     236,087             0.0%
#   Dalian Port PDA Co., Ltd. Class H                                   504,000     181,758             0.0%
    Datang International Power Generation Co., Ltd. Class H           2,312,000     847,920             0.0%
#   Dongfang Electric Corp., Ltd. Class H                               297,600     355,813             0.0%
    Dongfeng Motor Group Co., Ltd. Class H                            2,048,000   2,939,701             0.1%
    ENN Energy Holdings, Ltd.                                           764,000   4,347,275             0.1%
#   Evergrande Real Estate Group, Ltd.                               10,542,000   7,994,186             0.2%
    Fosun International, Ltd.                                         1,333,222   2,424,357             0.1%
#*  GCL-Poly Energy Holdings, Ltd.                                    5,289,814   1,099,392             0.0%
#   Geely Automobile Holdings, Ltd.                                   3,410,000   1,809,722             0.0%
    Great Wall Motor Co., Ltd. Class H                                3,007,500   3,652,199             0.1%
    Guangdong Investment, Ltd.                                        2,834,000   3,985,624             0.1%
    Guangshen Railway Co., Ltd. Sponsored ADR                            27,717     716,207             0.0%
    Guangzhou Automobile Group Co., Ltd. Class H                        974,259     849,380             0.0%
#   Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H       98,000     275,789             0.0%
#   Guangzhou R&F Properties Co., Ltd. Class H                        1,787,600   1,771,816             0.0%
    Haier Electronics Group Co., Ltd.                                   866,000   1,671,449             0.0%
    Haitong Securities Co., Ltd. Class H                              2,756,400   4,795,849             0.1%
#*  Hanergy Thin Film Power Group, Ltd.                               5,416,000     733,724             0.0%
    Hengan International Group Co., Ltd.                                647,000   6,961,615             0.2%
    Huadian Power International Corp., Ltd. Class H                   1,628,000   1,196,595             0.0%
    Huaneng Power International, Inc. Class H                           988,000   1,068,380             0.0%
    Huaneng Power International, Inc. Sponsored ADR                      34,452   1,512,098             0.0%
    Huishang Bank Corp., Ltd. Class H                                 1,322,000     566,269             0.0%
    Industrial & Commercial Bank of China, Ltd. Class H              71,229,185  45,181,034             1.0%
    Jiangsu Expressway Co., Ltd. Class H                              1,202,000   1,615,943             0.0%
    Jiangxi Copper Co., Ltd. Class H                                  1,257,000   1,655,378             0.0%
    Kunlun Energy Co., Ltd.                                           6,128,000   4,994,850             0.1%
    Lenovo Group, Ltd.                                                7,261,278   6,709,445             0.2%
    Longfor Properties Co., Ltd.                                      1,973,500   2,649,267             0.1%
#*  Maanshan Iron & Steel Co., Ltd. Class H                           1,406,000     301,000             0.0%
#   Metallurgical Corp. of China, Ltd. Class H                        1,686,000     622,140             0.0%
    New China Life Insurance Co., Ltd. Class H                          439,800   1,930,951             0.1%
    New World China Land, Ltd.                                        2,452,000   1,626,659             0.0%
    People's Insurance Co. Group of China, Ltd. (The) Class H         6,417,000   3,442,505             0.1%
    PetroChina Co., Ltd. ADR                                            125,562   9,872,940             0.2%
    PetroChina Co., Ltd. Class H                                      1,724,000   1,347,499             0.0%
    PICC Property & Casualty Co., Ltd. Class H                        3,206,132   7,283,156             0.2%
    Ping An Insurance Group Co. of China, Ltd. Class H                4,622,500  25,976,962             0.6%
#*  Semiconductor Manufacturing International Corp.                   3,654,000     338,505             0.0%
#   Shandong Weigao Group Medical Polymer Co., Ltd. Class H             988,000     679,643             0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
CHINA -- (Continued)
#   Shanghai Electric Group Co., Ltd. Class H                        1,276,000 $    772,618             0.0%
#   Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H              180,500      582,953             0.0%
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H                 611,300    1,406,858             0.0%
#   Shenzhou International Group Holdings, Ltd.                        334,000    1,643,791             0.0%
    Shimao Property Holdings, Ltd.                                   2,875,371    5,013,662             0.1%
    Sihuan Pharmaceutical Holdings Group, Ltd.                       2,286,000      488,104             0.0%
    Sino Biopharmaceutical, Ltd.                                     2,392,000    2,981,740             0.1%
    Sino-Ocean Land Holdings, Ltd.                                   3,854,743    2,225,603             0.1%
    Sinopec Engineering Group Co., Ltd. Class H                         44,000       37,879             0.0%
#*  Sinopec Oilfield Service Corp. Class H                           1,818,000      573,212             0.0%
*   Sinopec Shanghai Petrochemical Co., Ltd. Class H                   889,000      369,000             0.0%
*   Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR               7,418      310,867             0.0%
    Sinopharm Group Co., Ltd. Class H                                1,224,000    5,028,529             0.1%
#   Sun Art Retail Group, Ltd.                                       2,696,500    2,204,091             0.1%
    Tencent Holdings, Ltd.                                           4,351,400   81,797,358             1.9%
    Tingyi Cayman Islands Holding Corp.                              1,742,000    2,973,416             0.1%
    Travelsky Technology, Ltd. Class H                                 454,000      667,423             0.0%
#   Tsingtao Brewery Co., Ltd. Class H                                 138,000      657,855             0.0%
    Uni-President China Holdings, Ltd.                                 324,000      265,364             0.0%
#   Want Want China Holdings, Ltd.                                   5,066,000    4,210,382             0.1%
#   Weichai Power Co., Ltd. Class H                                    861,400      916,716             0.0%
#   Xinjiang Goldwind Science & Technology Co., Ltd. Class H           234,000      439,445             0.0%
#   Yanzhou Coal Mining Co., Ltd. Class H                              718,000      344,747             0.0%
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR                        106,215      508,770             0.0%
    Zhejiang Expressway Co., Ltd. Class H                            1,410,000    1,737,001             0.0%
    Zhuzhou CSR Times Electric Co., Ltd. Class H                       253,500    1,644,263             0.0%
#   Zijin Mining Group Co., Ltd. Class H                             2,555,000      683,519             0.0%
#   Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H 1,589,400      604,383             0.0%
    ZTE Corp. Class H                                                  287,685      691,293             0.0%
                                                                               ------------            ----
TOTAL CHINA                                                                     667,014,640            15.1%
                                                                               ------------            ----
COLOMBIA -- (0.5%)
    Almacenes Exito SA                                                  77,155      347,823             0.0%
    Banco de Bogota SA                                                  35,006      712,929             0.0%
    Bancolombia SA                                                     315,820    2,566,242             0.1%
#   Bancolombia SA Sponsored ADR                                       138,104    4,781,160             0.1%
    Cementos Argos SA                                                  427,348    1,416,134             0.1%
*   Cemex Latam Holdings SA                                            138,849      483,120             0.0%
    Corp. Financiera Colombiana SA(B000C92)                             59,569      778,078             0.0%
*   Corp. Financiera Colombiana SA(BYPK1V0)                                553        7,220             0.0%
    Ecopetrol SA                                                     2,771,514    1,291,524             0.0%
    Ecopetrol SA Sponsored ADR                                         220,479    2,054,864             0.1%
    Empresa de Energia de Bogota SA ESP                              1,457,465      940,787             0.0%
    Grupo Argos SA                                                      25,995      159,721             0.0%
    Grupo Aval Acciones y Valores SA ADR                                94,392      756,080             0.0%
    Grupo de Inversiones Suramericana SA                               203,043    2,577,812             0.1%
    Grupo Nutresa SA                                                   184,107    1,386,681             0.0%
    Interconexion Electrica SA ESP                                     552,280    1,323,032             0.0%
    Isagen SA ESP                                                    1,273,178    1,349,208             0.0%
                                                                               ------------            ----
TOTAL COLOMBIA                                                                   22,932,415             0.5%
                                                                               ------------            ----

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S.                                                           256,338 $ 5,121,769             0.1%
    Komercni banka as                                                   11,112   2,302,824             0.1%
    Pegas Nonwovens SA                                                   1,067      33,337             0.0%
    Philip Morris CR A.S.                                                  689     328,529             0.0%
*   Unipetrol A.S.                                                      45,807     275,464             0.0%
                                                                               -----------             ---
TOTAL CZECH REPUBLIC                                                             8,061,923             0.2%
                                                                               -----------             ---
EGYPT -- (0.1%)
    Commercial International Bank Egypt SAE GDR                        889,254   5,188,963             0.1%
*   Egyptian Financial Group-Hermes Holding Co. GDR                        774       1,780             0.0%
*   Global Telecom Holding SAE GDR                                     640,757     745,919             0.0%
                                                                               -----------             ---
TOTAL EGYPT                                                                      5,936,662             0.1%
                                                                               -----------             ---
GREECE -- (0.3%)
    Aegean Airlines SA                                                  38,061     295,503             0.0%
*   Alpha Bank AE                                                    5,260,851     670,736             0.0%
    Athens Water Supply & Sewage Co. SA (The)                           43,827     278,229             0.0%
*   Ellaktor SA                                                          7,610      14,958             0.0%
*   Eurobank Ergasias SA                                                33,138       1,139             0.0%
    FF Group                                                            34,149     688,576             0.0%
    Hellenic Petroleum SA                                              112,224     656,988             0.0%
    Hellenic Telecommunications Organization SA                        340,319   3,185,802             0.1%
    JUMBO SA                                                           168,373   1,634,098             0.1%
    Metka SA                                                            13,411     128,837             0.0%
*   Motor Oil Hellas Corinth Refineries SA                              96,253   1,187,682             0.0%
*   Mytilineos Holdings SA                                              87,326     467,333             0.0%
*   National Bank of Greece SA                                       1,922,840   1,443,075             0.1%
    OPAP SA                                                            278,698   2,476,856             0.1%
*   Piraeus Bank SA                                                  2,067,592     213,462             0.0%
    Public Power Corp. SA                                              144,358     835,250             0.0%
    Titan Cement Co. SA                                                 61,385   1,351,324             0.0%
                                                                               -----------             ---
TOTAL GREECE                                                                    15,529,848             0.4%
                                                                               -----------             ---
HUNGARY -- (0.3%)
*   Magyar Telekom Telecommunications P.L.C.                           773,065   1,070,908             0.0%
    MOL Hungarian Oil & Gas P.L.C.                                      86,115   3,886,146             0.1%
    OTP Bank P.L.C.                                                    218,678   4,231,798             0.1%
    Richter Gedeon Nyrt                                                213,864   3,567,461             0.1%
                                                                               -----------             ---
TOTAL HUNGARY                                                                   12,756,313             0.3%
                                                                               -----------             ---
INDIA -- (11.6%)
    ABB India, Ltd.                                                     28,392     533,611             0.0%
    ACC, Ltd.                                                           75,781   1,593,637             0.0%
    Adani Enterprises, Ltd.                                            260,707     365,974             0.0%
    Adani Ports & Special Economic Zone, Ltd.                          735,627   3,315,209             0.1%
*   Adani Power, Ltd.                                                   49,187      23,515             0.0%
*   Adani Transmissions, Ltd.                                          260,707     143,980             0.0%
    Aditya Birla Nuvo, Ltd.                                            132,730   4,173,637             0.1%
    Ajanta Pharma, Ltd.                                                 32,131     757,447             0.0%
    Alembic Pharmaceuticals, Ltd.                                       15,209     157,543             0.0%
    Alstom T&D India, Ltd.                                              17,621     140,710             0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
INDIA -- (Continued)
    Amara Raja Batteries, Ltd.                                          63,807 $   880,738             0.0%
    Ambuja Cements, Ltd.                                             1,004,466   3,172,117             0.1%
    Apollo Hospitals Enterprise, Ltd.                                  127,328   2,553,364             0.1%
    Ashok Leyland, Ltd.                                              1,513,757   2,164,892             0.1%
    Asian Paints, Ltd.                                                 474,671   6,028,940             0.1%
    Aurobindo Pharma, Ltd.                                             625,132   7,955,279             0.2%
    Axis Bank, Ltd.                                                  1,931,821  14,003,393             0.3%
    Bajaj Auto, Ltd.                                                   153,062   5,969,907             0.1%
    Bajaj Finance, Ltd.                                                 27,477   2,183,015             0.1%
    Bajaj Finserv, Ltd.                                                 54,948   1,642,419             0.0%
    Bajaj Holdings & Investment, Ltd.                                   52,062   1,325,169             0.0%
    Bank of Baroda                                                     897,100   2,183,574             0.1%
    Berger Paints India, Ltd.                                          212,390     721,978             0.0%
    Bharat Electronics, Ltd.                                            51,903     984,725             0.0%
    Bharat Forge, Ltd.                                                 240,753   3,159,636             0.1%
    Bharat Heavy Electricals, Ltd.                                   1,315,511   3,975,776             0.1%
    Bharat Petroleum Corp., Ltd.                                       243,122   3,232,549             0.1%
    Bharti Airtel, Ltd.                                              1,282,527   6,776,603             0.2%
    Bhushan Steel, Ltd.                                                 30,884      20,774             0.0%
    Blue Dart Express, Ltd.                                              4,436     514,115             0.0%
    Bosch, Ltd.                                                         10,859   3,393,132             0.1%
    Britannia Industries, Ltd.                                          26,712   1,310,134             0.0%
    Cadila Healthcare, Ltd.                                            362,605   2,326,522             0.1%
    Cairn India, Ltd.                                                  655,103   1,531,912             0.0%
    Canara Bank                                                        238,144   1,000,782             0.0%
    Cipla, Ltd.                                                        493,571   5,195,002             0.1%
    Colgate-Palmolive India, Ltd.                                      142,544   2,078,600             0.1%
    Container Corp. Of India, Ltd.                                     104,901   2,125,745             0.1%
    CRISIL, Ltd.                                                         6,904     205,881             0.0%
    Cummins India, Ltd.                                                 94,559   1,561,439             0.0%
    Dabur India, Ltd.                                                  743,476   3,063,073             0.1%
    Divi's Laboratories, Ltd.                                          186,164   3,268,120             0.1%
    DLF, Ltd.                                                          487,675     864,038             0.0%
    Dr Reddy's Laboratories, Ltd.                                       56,262   3,662,354             0.1%
    Dr Reddy's Laboratories, Ltd. ADR                                  148,465   9,619,047             0.2%
    Eicher Motors, Ltd.                                                 20,610   5,578,847             0.1%
    Emami, Ltd.                                                         84,748   1,389,540             0.0%
*   Essar Oil, Ltd.                                                    229,832     665,534             0.0%
    Exide Industries, Ltd.                                             307,619     706,941             0.0%
    GAIL India, Ltd.                                                   538,586   2,538,332             0.1%
    GAIL India, Ltd. GDR                                                28,791     830,092             0.0%
    Gillette India, Ltd.                                                 3,226     239,648             0.0%
    GlaxoSmithKline Consumer Healthcare, Ltd.                           14,568   1,341,963             0.0%
    GlaxoSmithKline Pharmaceuticals, Ltd.                               12,709     639,352             0.0%
    Glenmark Pharmaceuticals, Ltd.                                     194,936   2,949,237             0.1%
    Godrej Consumer Products, Ltd.                                     168,863   3,255,883             0.1%
    Godrej Industries, Ltd.                                             48,714     292,959             0.0%
    Grasim Industries, Ltd.                                              6,300     357,635             0.0%
    Havells India, Ltd.                                                355,094   1,379,252             0.0%
    HCL Technologies, Ltd.                                             786,097  10,454,449             0.2%
    HDFC Bank, Ltd.                                                  1,530,953  25,612,509             0.6%
    Hero MotoCorp, Ltd.                                                202,683   8,006,105             0.2%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
INDIA -- (Continued)
    Hindalco Industries, Ltd.                                        1,549,771 $ 1,964,497             0.0%
    Hindustan Petroleum Corp., Ltd.                                    149,845   1,762,703             0.0%
    Hindustan Unilever, Ltd.                                         1,148,145  14,073,935             0.3%
    ICICI Bank, Ltd.                                                 1,533,500   6,480,881             0.2%
    ICICI Bank, Ltd. Sponsored ADR                                   1,043,395   8,994,065             0.2%
    Idea Cellular, Ltd.                                              2,136,072   4,566,805             0.1%
*   IDFC Bank, Ltd.                                                    601,656     663,391             0.0%
    IDFC, Ltd.                                                         480,014     429,180             0.0%
    Indiabulls Housing Finance, Ltd.                                   374,144   4,093,619             0.1%
    Indian Oil Corp., Ltd.                                             473,052   2,886,259             0.1%
    IndusInd Bank, Ltd.                                                297,727   4,136,561             0.1%
    Infosys, Ltd.                                                    1,851,162  32,036,099             0.7%
    Infosys, Ltd. Sponsored ADR                                        847,888  15,397,646             0.4%
    ITC, Ltd.                                                        3,140,460  16,034,368             0.4%
    JSW Energy, Ltd.                                                   804,897   1,144,191             0.0%
    JSW Steel, Ltd.                                                    366,359   5,090,906             0.1%
*   KAYA, Ltd.                                                           2,327      38,102             0.0%
    Kotak Mahindra Bank, Ltd.                                          494,765   5,186,499             0.1%
    Larsen & Toubro, Ltd.                                              343,656   7,391,546             0.2%
    LIC Housing Finance, Ltd.                                          760,874   5,555,727             0.1%
    Lupin, Ltd.                                                        355,461  10,473,451             0.2%
    Mahindra & Mahindra Financial Services, Ltd.                       268,646     931,046             0.0%
    Mahindra & Mahindra, Ltd.                                          646,451  11,644,883             0.3%
    Marico, Ltd.                                                       374,442   2,208,393             0.1%
    Maruti Suzuki India, Ltd.                                           82,439   5,627,063             0.1%
    MAX India, Ltd.                                                     73,102     588,341             0.0%
    Motherson Sumi Systems, Ltd.                                       542,274   2,040,144             0.1%
    MRF, Ltd.                                                            2,935   1,782,979             0.0%
    National Aluminium Co., Ltd.                                       389,816     229,417             0.0%
    Nestle India, Ltd.                                                  37,106   3,511,151             0.1%
    NHPC, Ltd.                                                       2,132,607     593,159             0.0%
    NTPC, Ltd.                                                       1,548,464   3,140,271             0.1%
    Oil & Natural Gas Corp., Ltd.                                      989,305   3,735,334             0.1%
    Oil India, Ltd.                                                    221,777   1,371,116             0.0%
    Oracle Financial Services Software, Ltd.                            30,030   1,770,800             0.0%
    Page Industries, Ltd.                                                9,049   1,938,923             0.0%
    Petronet LNG, Ltd.                                                 234,560     696,880             0.0%
    Pidilite Industries, Ltd.                                          174,313   1,506,219             0.0%
    Piramal Enterprises, Ltd.                                           59,322     852,899             0.0%
    Power Finance Corp., Ltd.                                          713,068   2,603,411             0.1%
    Power Grid Corp. of India, Ltd.                                    896,116   1,757,918             0.0%
    Procter & Gamble Hygiene & Health Care, Ltd.                         9,889     920,093             0.0%
*   Reliance Communications, Ltd.                                    1,785,632   2,037,649             0.1%
    Reliance Industries, Ltd.                                        1,666,009  24,098,221             0.6%
*   Reliance Power, Ltd.                                               327,864     251,877             0.0%
    Rural Electrification Corp., Ltd.                                  663,671   2,537,173             0.1%
*   Shree Cement, Ltd.                                                  10,928   2,042,227             0.1%
    Shriram Transport Finance Co., Ltd.                                242,438   3,502,599             0.1%
    Siemens, Ltd.                                                      103,232   2,098,092             0.1%
    State Bank of India                                              1,762,546   6,374,946             0.1%
    Sun Pharmaceutical Industries, Ltd.                              1,065,601  14,463,279             0.3%
    Sun TV Network, Ltd.                                               120,543     729,151             0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
INDIA -- (Continued)
    Tata Consultancy Services, Ltd.                                     716,717 $ 27,377,531             0.6%
*   Tata Motors, Ltd.                                                 1,818,079   10,732,861             0.2%
*   Tata Motors, Ltd. Sponsored ADR                                      84,855    2,509,162             0.1%
    Tata Power Co., Ltd.                                              1,964,963    2,061,520             0.1%
    Tata Steel, Ltd.                                                    683,642    2,568,255             0.1%
    Tech Mahindra, Ltd.                                               1,029,386    8,463,300             0.2%
    Titan Co., Ltd.                                                     207,778    1,110,330             0.0%
    Torrent Pharmaceuticals, Ltd.                                        74,028    1,731,770             0.0%
    Ultratech Cement, Ltd.                                               50,954    2,265,447             0.1%
    United Breweries, Ltd.                                               93,274    1,339,452             0.0%
*   United Spirits, Ltd.                                                 58,173    2,790,871             0.1%
    UPL, Ltd.                                                           737,831    5,166,467             0.1%
    Vedanta, Ltd.                                                     3,139,759    4,755,112             0.1%
    Vedanta, Ltd. ADR                                                    42,052      251,471             0.0%
    Wipro, Ltd.                                                         727,518    6,334,044             0.1%
    Wockhardt, Ltd.                                                      44,985    1,030,435             0.0%
    Yes Bank, Ltd.                                                      645,249    7,432,280             0.2%
    Zee Entertainment Enterprises, Ltd.                                 769,567    4,797,379             0.1%
                                                                                ------------            ----
TOTAL INDIA                                                                      536,802,057            12.2%
                                                                                ------------            ----
INDONESIA -- (2.8%)
    Ace Hardware Indonesia Tbk PT                                     3,225,500      157,023             0.0%
    Adaro Energy Tbk PT                                              37,523,800    1,622,088             0.0%
    AKR Corporindo Tbk PT                                             1,809,000      776,985             0.0%
    Astra Agro Lestari Tbk PT                                         1,349,900    1,955,558             0.1%
    Astra International Tbk PT                                       23,646,410   10,165,086             0.2%
    Bank Central Asia Tbk PT                                         15,447,700   14,511,990             0.3%
    Bank Danamon Indonesia Tbk PT                                     5,622,079    1,130,304             0.0%
    Bank Mandiri Persero Tbk PT                                      12,324,817    7,800,006             0.2%
    Bank Negara Indonesia Persero Tbk PT                             15,282,322    5,283,007             0.1%
*   Bank Pan Indonesia Tbk PT                                         7,275,400      492,767             0.0%
    Bank Rakyat Indonesia Persero Tbk PT                             15,742,100   12,048,306             0.3%
*   Bank Tabungan Pensiunan Nasional Tbk PT                             768,500      146,777             0.0%
*   Bayan Resources Tbk PT                                               79,500       47,745             0.0%
    Bumi Serpong Damai Tbk PT                                        15,138,700    1,781,248             0.1%
    Charoen Pokphand Indonesia Tbk PT                                10,800,200    1,963,482             0.1%
    Ciputra Development Tbk PT                                       12,070,995      952,520             0.0%
    Global Mediacom Tbk PT                                           15,803,900    1,000,935             0.0%
    Gudang Garam Tbk PT                                                 738,200    2,310,683             0.1%
    Holcim Indonesia Tbk PT                                           2,182,400      166,836             0.0%
    Indo Tambangraya Megah Tbk PT                                       110,500       68,119             0.0%
    Indocement Tunggal Prakarsa Tbk PT                                1,963,900    2,568,624             0.1%
    Indofood CBP Sukses Makmur Tbk PT                                 1,728,400    1,663,179             0.0%
    Indofood Sukses Makmur Tbk PT                                    11,271,900    4,531,409             0.1%
*   Indosat Tbk PT                                                    1,720,800      526,348             0.0%
*   Japfa Comfeed Indonesia Tbk PT                                    1,739,900       55,780             0.0%
    Jasa Marga Persero Tbk PT                                         3,626,900    1,277,184             0.0%
    Kalbe Farma Tbk PT                                               32,614,300    3,396,642             0.1%
    Lippo Karawaci Tbk PT                                            40,640,200    3,527,144             0.1%
    Matahari Putra Prima Tbk PT                                         376,800       61,662             0.0%
    Mayora Indah Tbk PT                                                 862,133    1,719,454             0.1%
    Media Nusantara Citra Tbk PT                                     12,992,900    1,685,844             0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
INDONESIA -- (Continued)
    MNC Investama Tbk PT                                             10,619,200 $    161,893             0.0%
*   MNC Sky Vision Tbk PT                                               173,100       16,285             0.0%
    Pakuwon Jati Tbk PT                                              47,880,900    1,482,276             0.0%
*   Panasia Indo Resources Tbk PT                                        56,500        2,580             0.0%
    Pembangunan Perumahan Persero Tbk PT                              2,790,800      772,017             0.0%
    Perusahaan Gas Negara Persero Tbk PT                             13,090,800    2,859,280             0.1%
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT             1,531,100      172,633             0.0%
    Sawit Sumbermas Sarana Tbk PT                                     4,401,900      610,381             0.0%
    Semen Indonesia Persero Tbk PT                                    6,982,900    4,966,181             0.1%
    Sinar Mas Agro Resources & Technology Tbk PT                      1,116,500      382,859             0.0%
    Sumber Alfaria Trijaya Tbk PT                                       255,200       11,343             0.0%
    Summarecon Agung Tbk PT                                          20,010,500    2,025,373             0.1%
    Surya Citra Media Tbk PT                                          8,664,500    1,842,539             0.1%
    Tambang Batubara Bukit Asam Persero Tbk PT                        1,238,500      657,914             0.0%
    Telekomunikasi Indonesia Persero Tbk PT                          39,175,700    7,685,785             0.2%
#   Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR                98,384    3,911,748             0.1%
*   Tower Bersama Infrastructure Tbk PT                               2,884,000    1,502,014             0.0%
*   Trada Maritime Tbk PT                                             1,271,100        4,641             0.0%
    Unilever Indonesia Tbk PT                                         2,121,800    5,717,988             0.1%
    United Tractors Tbk PT                                            4,470,896    5,882,301             0.1%
    Vale Indonesia Tbk PT                                             5,767,700      937,924             0.0%
    Waskita Karya Persero Tbk PT                                      7,079,379      837,704             0.0%
    Wijaya Karya Persero Tbk PT                                       2,900,600      620,583             0.0%
*   XL Axiata Tbk PT                                                  7,578,200    1,715,459             0.1%
                                                                                ------------             ---
TOTAL INDONESIA                                                                  130,174,436             3.0%
                                                                                ------------             ---
MALAYSIA -- (3.9%)
#   Aeon Co. M Bhd                                                      967,000      637,442             0.0%
#   Affin Holdings Bhd                                                1,192,000      662,685             0.0%
    AirAsia BHD                                                       1,516,600      520,828             0.0%
#   Alliance Financial Group Bhd                                      2,238,000    1,862,676             0.1%
    AMMB Holdings Bhd                                                 5,459,859    6,051,927             0.1%
#   Astro Malaysia Holdings Bhd                                       2,488,700    1,654,670             0.0%
#   Axiata Group Bhd                                                  3,812,314    5,462,410             0.1%
    Batu Kawan Bhd                                                      105,400      429,252             0.0%
    Berjaya Land Bhd                                                     95,000       15,441             0.0%
    Berjaya Sports Toto Bhd                                             878,405      653,782             0.0%
#   BIMB Holdings Bhd                                                 1,103,555    1,053,399             0.0%
    Boustead Holdings Bhd                                               426,586      400,356             0.0%
#   British American Tobacco Malaysia Bhd                               206,400    2,966,306             0.1%
#*  Bumi Armada Bhd                                                   3,800,200      856,445             0.0%
#   Bursa Malaysia Bhd                                                  394,500      778,533             0.0%
#   Cahya Mata Sarawak Bhd                                              669,400      825,315             0.0%
    Carlsberg Brewery Malaysia Bhd Class B                               75,200      217,297             0.0%
#   CIMB Group Holdings Bhd                                           7,123,613    7,631,612             0.2%
#   Dialog Group Bhd                                                  4,106,118    1,525,261             0.0%
#   DiGi.Com Bhd                                                      5,805,020    7,102,241             0.2%
    DRB-Hicom Bhd                                                       855,500      266,633             0.0%
    Fraser & Neave Holdings Bhd                                          70,600      296,734             0.0%
#   Gamuda Bhd                                                        2,291,200    2,399,102             0.1%
#   Genting Bhd                                                       3,690,300    6,361,259             0.2%
#   Genting Malaysia Bhd                                              4,591,200    4,591,366             0.1%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
MALAYSIA -- (Continued)
#   Genting Plantations Bhd                                             325,000 $    809,695             0.0%
    Guinness Anchor Bhd                                                 174,100      578,932             0.0%
#   HAP Seng Consolidated Bhd                                         1,066,700    1,500,619             0.0%
#   Hartalega Holdings Bhd                                              998,400    1,210,695             0.0%
#   Hong Leong Bank Bhd                                               1,055,660    3,427,589             0.1%
#   Hong Leong Financial Group Bhd                                      632,829    2,080,144             0.1%
#   IHH Healthcare Bhd                                                2,419,700    3,555,664             0.1%
#   IJM Corp. Bhd                                                     7,006,462    5,410,404             0.1%
#   IOI Corp. Bhd                                                     4,711,405    4,664,658             0.1%
    IOI Properties Group Bhd                                          2,271,643    1,065,735             0.0%
    KPJ Healthcare Bhd                                                    9,850        9,788             0.0%
#   Kuala Lumpur Kepong Bhd                                             504,800    2,674,387             0.1%
#   Kulim Malaysia BHD                                                  548,200      424,250             0.0%
#   Lafarge Malaysia Bhd                                                635,180    1,345,315             0.0%
    LPI Capital Bhd                                                      25,950       90,028             0.0%
    Magnum Bhd                                                          486,300      304,261             0.0%
#   Malayan Banking Bhd                                               5,641,813   10,815,781             0.3%
#   Malaysia Airports Holdings Bhd                                    1,320,641    1,625,742             0.0%
#   Maxis Bhd                                                         2,881,400    4,414,137             0.1%
#   MISC Bhd                                                          2,038,198    4,276,579             0.1%
#   MMC Corp. Bhd                                                     1,934,000    1,004,071             0.0%
    Nestle Malaysia Bhd                                                 122,100    2,054,691             0.1%
    Oriental Holdings Bhd                                                39,700       64,805             0.0%
    Petronas Chemicals Group Bhd                                      3,523,200    5,194,612             0.1%
#   Petronas Dagangan Bhd                                               367,500    1,925,458             0.1%
#   Petronas Gas Bhd                                                    890,500    4,758,475             0.1%
#   PPB Group Bhd                                                       865,800    3,108,467             0.1%
#   Public Bank Bhd                                                   3,537,614   14,872,843             0.3%
#   QL Resources Bhd                                                    630,900      592,160             0.0%
#   RHB Capital Bhd                                                   1,409,179    1,998,388             0.1%
#   Sapurakencana Petroleum Bhd                                      10,002,100    4,902,687             0.1%
*   Shell Refining Co. Federation of Malaya Bhd                          28,900       38,163             0.0%
#   Sime Darby Bhd                                                    3,436,329    6,673,301             0.2%
    SP Setia Bhd Group                                                  988,680      759,052             0.0%
#   Sunway Bhd                                                        1,710,000    1,232,456             0.0%
*   Sunway Construction Group Bhd                                       182,400       55,176             0.0%
#   Telekom Malaysia Bhd                                              1,435,664    2,227,062             0.1%
    Tenaga Nasional Bhd                                               4,375,250   12,860,097             0.3%
    UEM Sunrise Bhd                                                   2,331,937      677,510             0.0%
#   UMW Holdings Bhd                                                  1,571,566    2,996,799             0.1%
#   UMW Oil & Gas Corp. Bhd                                              30,400        8,550             0.0%
    United Plantations Bhd                                               61,000      375,906             0.0%
#   Westports Holdings Bhd                                            1,454,000    1,452,334             0.0%
#   YTL Corp. Bhd                                                    16,022,786    5,626,810             0.1%
#   YTL Power International Bhd                                       3,177,547    1,115,927             0.0%
                                                                                ------------             ---
TOTAL MALAYSIA                                                                   182,083,175             4.1%
                                                                                ------------             ---
MEXICO -- (5.7%)
    Alfa S.A.B. de C.V. Class A                                       7,756,508   16,078,584             0.4%
    America Movil S.A.B. de C.V. Series L                            46,329,297   41,230,713             0.9%
    America Movil S.A.B. de C.V. Series L ADR                            22,528      401,224             0.0%
    Arca Continental S.A.B. de C.V.                                     677,401    4,327,004             0.1%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
MEXICO -- (Continued)
*   Cemex S.A.B. de C.V.                                             10,342,714 $  6,549,588             0.2%
*   Cemex S.A.B. de C.V. Sponsored ADR                                1,626,890   10,265,674             0.2%
    Coca-Cola Femsa S.A.B. de C.V. Series L                             501,202    3,845,083             0.1%
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                         35,116    2,692,695             0.1%
    Controladora Comercial Mexicana S.A.B. de C.V.                      758,975    2,220,252             0.1%
*   Corp. Interamericana de Entretenimiento S.A.B. de C.V. Class B        8,726        6,540             0.0%
    El Puerto de Liverpool S.A.B. de C.V.                               185,660    2,586,548             0.1%
    Fomento Economico Mexicano S.A.B. de C.V.                         1,793,669   17,701,267             0.4%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR              38,856    3,850,241             0.1%
#   Gruma S.A.B. de C.V. Class B                                        390,881    5,998,882             0.1%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR                  13,041    1,187,644             0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B             366,328    3,304,044             0.1%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR                   32,268    4,993,150             0.1%
*   Grupo Bimbo S.A.B. de C.V. Series A                               2,061,475    5,829,559             0.1%
    Grupo Carso S.A.B. de C.V. Series A1                                859,766    3,847,601             0.1%
    Grupo Elektra S.A.B. de C.V.                                         47,183      939,787             0.0%
    Grupo Financiero Banorte S.A.B. de C.V.                           5,018,245   26,865,769             0.6%
    Grupo Financiero Inbursa S.A.B. de C.V.                           3,225,708    6,463,992             0.2%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B          3,265,943    6,000,882             0.1%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B ADR         84,444      772,663             0.0%
    Grupo Mexico S.A.B. de C.V. Series B                              6,016,393   14,664,179             0.3%
*   Grupo Qumma SA de C.V. Series B                                       1,591           --             0.0%
    Grupo Sanborns S.A.B. de C.V.                                        28,885       50,713             0.0%
    Grupo Televisa S.A.B. Series CPO                                  3,235,650   18,832,737             0.4%
    Grupo Televisa S.A.B. Sponsored ADR                                 132,800    3,869,792             0.1%
#*  Impulsora del Desarrollo y El Empleo en America Latina S.A.B.
      de C.V.                                                         2,362,916    4,327,344             0.1%
    Industrias Penoles S.A.B. de C.V.                                   213,972    2,834,470             0.1%
#   Infraestructura Energetica Nova S.A.B. de C.V.                      401,597    1,930,208             0.1%
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A                   2,348,560    5,620,517             0.1%
    Megacable Holdings S.A.B. de C.V.                                    89,863      342,471             0.0%
    Mexichem S.A.B. de C.V.                                           2,263,855    5,889,274             0.1%
#*  Minera Frisco S.A.B. de C.V.                                        451,071      238,947             0.0%
*   OHL Mexico S.A.B. de C.V.                                           697,210      921,436             0.0%
#*  Organizacion Soriana S.A.B. de C.V. Class B                       1,102,476    2,648,431             0.1%
*   Promotora y Operadora de Infraestructura S.A.B. de C.V.             315,937    3,972,117             0.1%
*   Savia SA Class A                                                    120,000           --             0.0%
    Wal-Mart de Mexico S.A.B. de C.V.                                 7,054,235   18,684,255             0.4%
                                                                                ------------             ---
TOTAL MEXICO                                                                     262,786,277             6.0%
                                                                                ------------             ---
PERU -- (0.2%)
    Cementos Pacasmayo SAA ADR                                            6,659       43,417             0.0%
    Cia de Minas Buenaventura SAA ADR                                   139,674      895,310             0.0%
    Credicorp, Ltd.                                                      75,529    8,548,372             0.2%
    Grana y Montero SAA Sponsored ADR                                    62,484      256,809             0.0%
                                                                                ------------             ---
TOTAL PERU                                                                         9,743,908             0.2%
                                                                                ------------             ---
PHILIPPINES -- (1.9%)
    Aboitiz Equity Ventures, Inc.                                     2,371,880    2,831,130             0.1%
    Aboitiz Power Corp.                                               2,462,500    2,207,918             0.0%
    Alliance Global Group, Inc.                                       7,646,700    2,967,960             0.1%
    Ayala Corp.                                                         284,537    4,733,906             0.1%
    Ayala Land, Inc.                                                  8,932,718    6,821,923             0.1%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                       SHARES     VALUE++   OF NET ASSETS**
                                                                     ---------- ----------- ---------------
PHILIPPINES -- (Continued)
    Bank of the Philippine Islands                                    1,601,353 $ 2,888,876             0.1%
    BDO Unibank, Inc.                                                 2,836,401   6,148,307             0.1%
    DMCI Holdings, Inc.                                               9,941,400   2,634,156             0.1%
    Emperador, Inc.                                                   1,655,600     293,077             0.0%
    Energy Development Corp.                                         26,284,600   3,714,382             0.1%
    First Gen Corp.                                                      85,800      46,291             0.0%
*   Fwbc Holdings, Inc.                                               2,006,957          --             0.0%
    Globe Telecom, Inc.                                                  52,815   2,564,756             0.1%
    GT Capital Holdings, Inc.                                           139,050   3,898,151             0.1%
    International Container Terminal Services, Inc.                   1,217,060   2,143,603             0.0%
    JG Summit Holdings, Inc.                                          1,294,320   1,968,130             0.0%
    Jollibee Foods Corp.                                                600,740   2,637,664             0.1%
    LT Group, Inc.                                                    3,607,700     961,772             0.0%
    Manila Electric Co.                                                 317,750   2,203,482             0.0%
    Megaworld Corp.                                                  27,294,800   2,728,896             0.1%
    Metro Pacific Investments Corp.                                  24,178,700   2,687,362             0.1%
    Metropolitan Bank & Trust Co.                                       787,095   1,427,748             0.0%
    Philippine Long Distance Telephone Co.                               90,610   4,247,773             0.1%
    Philippine Long Distance Telephone Co. Sponsored ADR                 50,043   2,373,039             0.1%
*   Philippine National Bank                                            435,098     491,954             0.0%
    Puregold Price Club, Inc.                                         1,348,200   1,036,684             0.0%
    Robinsons Land Corp.                                              3,790,900   2,475,634             0.1%
    Robinsons Retail Holdings, Inc.                                     360,960     592,053             0.0%
    San Miguel Corp.                                                  1,065,000   1,090,869             0.0%
    Security Bank Corp.                                                  18,140      54,915             0.0%
    Semirara Mining and Power Corp.                                     503,180   1,438,423             0.0%
    SM Investments Corp.                                                195,392   3,644,134             0.1%
    SM Prime Holdings, Inc.                                           8,955,410   4,119,387             0.1%
*   Top Frontier Investment Holdings, Inc.                               42,789      96,314             0.0%
    Universal Robina Corp.                                            1,282,840   5,491,384             0.1%
                                                                                -----------             ---
TOTAL PHILIPPINES                                                                85,662,053             1.9%
                                                                                -----------             ---
POLAND -- (1.7%)
*   Alior Bank SA                                                        68,031   1,429,512             0.0%
    Bank Handlowy w Warszawie SA                                         46,164     938,636             0.0%
#*  Bank Millennium SA                                                  798,457   1,264,465             0.0%
    Bank Pekao SA                                                       118,290   4,600,012             0.1%
#*  Bank Zachodni WBK SA                                                 55,352   4,461,667             0.1%
    CCC SA                                                               25,137   1,097,473             0.0%
*   Cyfrowy Polsat SA                                                   393,451   2,535,024             0.1%
    Enea SA                                                             310,769   1,030,635             0.0%
    Energa SA                                                           214,565     916,058             0.0%
    Eurocash SA                                                         112,176   1,513,818             0.0%
*   Getin Noble Bank SA                                                 416,666      86,223             0.0%
*   Grupa Azoty SA                                                       78,276   1,862,011             0.1%
*   Grupa Lotos SA                                                      137,497   1,012,692             0.0%
    ING Bank Slaski SA                                                   38,312   1,199,975             0.0%
    KGHM Polska Miedz SA                                                408,675   9,487,841             0.2%
#   LPP SA                                                                1,443   2,721,131             0.1%
#*  mBank SA                                                             22,385   2,100,624             0.1%
    Orange Polska SA                                                  1,007,050   1,850,215             0.1%
    PGE Polska Grupa Energetyczna SA                                  2,185,675   8,135,593             0.2%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
POLAND -- (Continued)
#   Polski Koncern Naftowy Orlen SA                                    649,675 $10,539,973             0.2%
    Polskie Gornictwo Naftowe i Gazownictwo SA                       1,984,936   3,516,740             0.1%
*   Powszechna Kasa Oszczednosci Bank Polski SA                        964,323   7,141,820             0.2%
    Powszechny Zaklad Ubezpieczen SA                                    75,663   7,346,805             0.2%
    Synthos SA                                                         712,436     679,580             0.0%
    Tauron Polska Energia SA                                         2,120,002   1,662,137             0.0%
                                                                               -----------             ---
TOTAL POLAND                                                                    79,130,660             1.8%
                                                                               -----------             ---
RUSSIA -- (1.7%)
    Eurasia Drilling Co., Ltd. GDR                                     115,795   1,317,104             0.0%
    Gazprom PAO Sponsored ADR                                        5,214,789  21,976,852             0.5%
*   LUKOIL PJSC                                                        283,205  10,287,599             0.2%
    Magnitogorsk Iron & Steel Works OJSC GDR                           165,641     815,219             0.0%
*   Mail.ru Group, Ltd. GDR                                             38,801     754,267             0.0%
    MegaFon PJSC GDR                                                    37,984     489,225             0.0%
    MMC Norilsk Nickel PJSC ADR                                        374,851   5,551,413             0.1%
    Novolipetsk Steel OJSC GDR                                          92,776   1,137,684             0.0%
    O'Key Group SA GDR                                                  21,618      45,217             0.0%
    Phosagro OAO GDR                                                    51,527     694,753             0.0%
    Rosneft OAO GDR                                                    833,683   3,323,891             0.1%
    Rostelecom PJSC Sponsored ADR                                       68,943     604,427             0.0%
    RusHydro PJSC ADR                                                1,394,873   1,350,155             0.0%
    Sberbank PAO Sponsored ADR                                       2,260,932  13,807,279             0.3%
    Severstal PAO GDR                                                  216,701   2,542,540             0.1%
    Tatneft PAO Sponsored ADR                                          266,980   8,233,267             0.2%
    TMK PAO GDR                                                         29,680     110,824             0.0%
    VimpelCom, Ltd. Sponsored ADR                                      572,543   2,164,213             0.1%
    VTB Bank PJSC GDR                                                1,603,697   3,511,327             0.1%
*   X5 Retail Group NV GDR                                              81,719   1,688,961             0.1%
                                                                               -----------             ---
TOTAL RUSSIA                                                                    80,406,217             1.8%
                                                                               -----------             ---
SOUTH AFRICA -- (7.9%)
#*  African Bank Investments, Ltd.                                     709,671       2,979             0.0%
*   Anglo American Platinum, Ltd.                                      128,669   2,250,506             0.1%
*   AngloGold Ashanti, Ltd. Sponsored ADR                            1,494,988  12,617,699             0.3%
    Aspen Pharmacare Holdings, Ltd.                                    471,388  10,567,134             0.2%
    AVI, Ltd.                                                          280,677   1,785,569             0.0%
    Barclays Africa Group, Ltd.                                        740,277   9,487,274             0.2%
    Bidvest Group, Ltd. (The)                                          648,157  16,556,883             0.4%
*   Brait SE                                                            13,717     157,065             0.0%
    Capitec Bank Holdings, Ltd.                                         74,284   3,208,949             0.1%
    Coronation Fund Managers, Ltd.                                     291,608   1,536,828             0.0%
    Discovery, Ltd.                                                    601,454   6,422,113             0.2%
    Distell Group, Ltd.                                                 55,989     719,782             0.0%
#   Exxaro Resources, Ltd.                                             188,461     779,983             0.0%
#   FirstRand, Ltd.                                                  4,702,056  17,229,920             0.4%
    Foschini Group, Ltd. (The)                                         501,975   5,121,212             0.1%
    Gold Fields, Ltd. Sponsored ADR                                  2,067,140   5,229,864             0.1%
*   Impala Platinum Holdings, Ltd.                                     729,925   1,990,625             0.1%
    Imperial Holdings, Ltd.                                            618,348   8,048,836             0.2%
    Investec, Ltd.                                                     593,918   4,913,532             0.1%
#   Kumba Iron Ore, Ltd.                                               105,932     457,304             0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
SOUTH AFRICA -- (Continued)
    Liberty Holdings, Ltd.                                             433,968 $  4,243,262             0.1%
    Life Healthcare Group Holdings, Ltd.                             2,101,270    5,856,852             0.1%
    Massmart Holdings, Ltd.                                            160,469    1,329,288             0.0%
    Mediclinic International, Ltd.                                     812,963    7,135,710             0.2%
    MMI Holdings, Ltd.                                               2,613,393    4,742,381             0.1%
    Mondi, Ltd.                                                        243,323    5,653,700             0.1%
*   Mr. Price Group, Ltd.                                              356,728    5,477,614             0.1%
#   MTN Group, Ltd.                                                  2,516,919   28,654,142             0.7%
    Naspers, Ltd. Class N                                              355,437   51,891,806             1.2%
    Nedbank Group, Ltd.                                                468,779    7,792,518             0.2%
    Netcare, Ltd.                                                    2,226,268    6,330,831             0.2%
    Pick n Pay Stores, Ltd.                                            389,854    1,884,995             0.0%
    Pioneer Foods Group, Ltd.                                          173,026    2,478,896             0.1%
    PSG Group, Ltd.                                                    111,066    2,141,656             0.1%
    Sanlam, Ltd.                                                     2,900,955   13,105,720             0.3%
    Santam, Ltd.                                                        27,273      439,300             0.0%
*   Sappi, Ltd.                                                         30,064      118,630             0.0%
    Sasol, Ltd.                                                        130,693    4,187,622             0.1%
    Sasol, Ltd. Sponsored ADR                                          736,675   23,691,468             0.5%
    Shoprite Holdings, Ltd.                                            877,018    9,113,665             0.2%
    Spar Group, Ltd. (The)                                             185,492    2,662,623             0.1%
    Standard Bank Group, Ltd.                                        1,835,594   19,072,052             0.4%
#   Steinhoff International Holdings, Ltd.                           3,065,957   18,743,536             0.4%
#   Telkom SA SOC, Ltd.                                                673,395    3,536,125             0.1%
    Tiger Brands, Ltd.                                                 227,557    5,202,832             0.1%
#   Truworths International, Ltd.                                      911,524    6,167,212             0.1%
    Tsogo Sun Holdings, Ltd.                                           311,671      557,888             0.0%
    Vodacom Group, Ltd.                                                520,334    5,620,193             0.1%
    Woolworths Holdings, Ltd.                                        1,348,819    9,979,368             0.2%
                                                                               ------------             ---
TOTAL SOUTH AFRICA                                                              366,895,942             8.3%
                                                                               ------------             ---
SOUTH KOREA -- (15.2%)
#   Amorepacific Corp.                                                  38,725   12,782,905             0.3%
    AMOREPACIFIC Group                                                  35,323    4,968,232             0.1%
    BNK Financial Group, Inc.                                          474,547    5,810,257             0.1%
#*  Celltrion, Inc.                                                     63,129    4,244,926             0.1%
#*  Cheil Worldwide, Inc.                                               73,456    1,283,663             0.0%
#   CJ CGV Co., Ltd.                                                    16,235    1,474,928             0.0%
    CJ CheilJedang Corp.                                                16,081    4,924,906             0.1%
#   CJ Corp.                                                            27,709    5,817,882             0.1%
*   CJ E&M Corp.                                                        19,443    1,420,918             0.0%
*   CJ Korea Express Co., Ltd.                                           6,080    1,037,796             0.0%
#*  Com2uSCorp                                                           8,809      885,979             0.0%
#   Cosmax, Inc.                                                         8,483    1,424,630             0.0%
    Coway Co., Ltd.                                                     70,382    5,243,692             0.1%
    Daelim Industrial Co., Ltd.                                         51,830    3,383,763             0.1%
#*  Daewoo Engineering & Construction Co., Ltd.                        133,508      758,630             0.0%
#   Daewoo International Corp.                                          68,720    1,196,694             0.0%
    Daewoo Securities Co., Ltd.                                        229,568    2,215,037             0.1%
#   Daewoo Shipbuilding & Marine Engineering Co., Ltd.                 165,407      999,807             0.0%
    DGB Financial Group, Inc.                                          246,269    2,284,372             0.1%
#   Dongbu Insurance Co., Ltd.                                         103,732    6,220,685             0.1%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                     ------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   Dongsuh Cos Inc.                                                  21,475 $   635,021             0.0%
#   Dongwon F&B Co., Ltd.                                                706     232,765             0.0%
    Dongwon Systems Corp.                                              2,204     152,990             0.0%
#   Doosan Corp.                                                      23,998   2,320,156             0.1%
#   Doosan Heavy Industries & Construction Co., Ltd.                 115,996   2,087,546             0.1%
#*  Doosan Infracore Co., Ltd.                                       266,467   1,455,978             0.0%
    E-MART, Inc.                                                      24,680   4,591,136             0.1%
#   Grand Korea Leisure Co., Ltd.                                     38,572   1,072,248             0.0%
    Green Cross Corp.                                                  3,906     619,120             0.0%
#   Green Cross Holdings Corp.                                        18,294     655,990             0.0%
#*  GS Engineering & Construction Corp.                               78,050   1,586,507             0.0%
    GS Holdings Corp.                                                 87,075   3,824,767             0.1%
    GS retail Co., Ltd.                                               21,329   1,075,048             0.0%
    Hana Financial Group, Inc.                                       502,186  12,212,653             0.3%
#   Hana Tour Service, Inc.                                            9,469   1,043,218             0.0%
#   Hanjin Kal Corp.                                                  14,767     280,999             0.0%
#*  Hanjin Shipping Co., Ltd.                                         41,739     183,288             0.0%
    Hankook Tire Co., Ltd.                                           183,771   7,025,359             0.2%
#*  Hanmi Pharm Co., Ltd.                                              2,628   1,185,240             0.0%
#*  Hanmi Science Co., Ltd.                                            7,251     829,778             0.0%
    Hanon Systems                                                     37,825   1,487,406             0.0%
#   Hansae Co., Ltd.                                                  20,705   1,017,425             0.0%
#   Hanssem Co., Ltd.                                                 12,225   2,498,237             0.1%
    Hanwha Chemical Corp.                                            139,736   2,707,529             0.1%
    Hanwha Corp.                                                      91,320   2,994,511             0.1%
    Hanwha Life Insurance Co., Ltd.                                  405,343   3,015,090             0.1%
#*  Hanwha Techwin Co., Ltd.                                          38,062   1,238,224             0.0%
#   Hite Jinro Co., Ltd.                                              33,704     675,845             0.0%
#   Hotel Shilla Co., Ltd.                                            38,111   3,663,504             0.1%
    Hyosung Corp.                                                     58,732   5,996,928             0.1%
    Hyundai Department Store Co., Ltd.                                23,924   2,626,162             0.1%
#   Hyundai Development Co-Engineering & Construction                 52,307   2,100,733             0.1%
#*  Hyundai Elevator Co., Ltd.                                        10,664     489,232             0.0%
    Hyundai Engineering & Construction Co., Ltd.                     140,523   4,237,067             0.1%
#   Hyundai Glovis Co., Ltd.                                          23,344   4,011,976             0.1%
#   Hyundai Greenfood Co., Ltd.                                       44,457     929,177             0.0%
#*  Hyundai Heavy Industries Co., Ltd.                                68,236   5,667,228             0.1%
    Hyundai Marine & Fire Insurance Co., Ltd.                        158,591   4,722,456             0.1%
    Hyundai Mobis Co., Ltd.                                           57,294  12,044,926             0.3%
    Hyundai Motor Co.                                                175,874  24,023,437             0.6%
#*  Hyundai Rotem Co., Ltd.                                           26,341     374,824             0.0%
#   Hyundai Securities Co., Ltd.                                     239,516   1,444,491             0.0%
    Hyundai Steel Co.                                                164,371   7,483,793             0.2%
#   Hyundai Wia Corp.                                                 26,227   3,062,368             0.1%
    Industrial Bank of Korea                                         518,970   6,352,604             0.2%
    IS Dongseo Co., Ltd.                                              12,461     465,826             0.0%
    Kakao Corp.                                                       13,040   1,296,265             0.0%
    Kangwon Land, Inc.                                                95,731   3,548,608             0.1%
    KB Financial Group, Inc.                                         347,154  10,998,310             0.3%
    KB Financial Group, Inc. ADR                                     103,883   3,275,431             0.1%
#   KB Insurance Co., Ltd.                                            65,189   1,515,042             0.0%
#   KCC Corp.                                                          7,792   2,779,983             0.1%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                     ------- ----------- ---------------
SOUTH KOREA -- (Continued)
    KEPCO Plant Service & Engineering Co., Ltd.                       27,560 $ 2,510,128             0.1%
    Kia Motors Corp.                                                 293,465  14,324,640             0.3%
#   Kolon Industries, Inc.                                            11,973     650,475             0.0%
    Korea Aerospace Industries, Ltd.                                  38,065   2,993,743             0.1%
    Korea Electric Power Corp.                                       220,479   9,926,970             0.2%
    Korea Electric Power Corp. Sponsored ADR                          79,658   1,784,339             0.0%
    Korea Gas Corp.                                                   40,921   1,523,652             0.0%
    Korea Investment Holdings Co., Ltd.                               55,573   2,958,800             0.1%
#   Korea Kolmar Co., Ltd.                                            17,594   1,379,843             0.0%
    Korea Zinc Co., Ltd.                                               7,147   2,970,073             0.1%
*   Korean Air Lines Co., Ltd.                                        93,709   2,531,457             0.1%
    Korean Reinsurance Co.                                             9,477     112,986             0.0%
*   KT Corp.                                                          68,477   1,773,942             0.0%
#*  KT Corp. Sponsored ADR                                           118,089   1,549,328             0.0%
    KT&G Corp.                                                       132,438  13,232,797             0.3%
#   Kumho Petrochemical Co., Ltd.                                     20,929   1,061,258             0.0%
*   Kwangju Bank                                                      26,713     190,414             0.0%
    LG Chem, Ltd.                                                     42,069  11,183,670             0.3%
    LG Corp.                                                         126,493   7,319,113             0.2%
#   LG Display Co., Ltd.                                             363,272   6,901,117             0.2%
    LG Display Co., Ltd. ADR                                         808,137   7,677,302             0.2%
#   LG Electronics, Inc.                                             319,599  13,721,044             0.3%
#   LG Household & Health Care, Ltd.                                  11,853   9,808,038             0.2%
#   LG Innotek Co., Ltd.                                              35,915   2,904,033             0.1%
    LG Uplus Corp.                                                   539,707   5,172,666             0.1%
#   Loen Entertainment, Inc.                                           7,273     497,913             0.0%
    Lotte Chemical Corp.                                              15,734   3,303,331             0.1%
    Lotte Chilsung Beverage Co., Ltd.                                    684   1,339,441             0.0%
    Lotte Confectionery Co., Ltd.                                        362     631,493             0.0%
    LOTTE Himart Co., Ltd.                                             2,799     142,758             0.0%
    Lotte Shopping Co., Ltd.                                          17,857   3,617,831             0.1%
#   LS Corp.                                                          21,498     726,006             0.0%
    LS Industrial Systems Co., Ltd.                                    6,817     296,337             0.0%
    Macquarie Korea Infrastructure Fund                              447,213   3,137,603             0.1%
    Mando Corp.                                                        9,354   1,216,890             0.0%
#   Medy-Tox, Inc.                                                     5,027   2,134,840             0.1%
    Meritz Finance Group, Inc.                                        34,705     445,648             0.0%
#   Meritz Fire & Marine Insurance Co., Ltd.                          54,827     773,882             0.0%
#   Meritz Securities Co., Ltd.                                      206,737     919,569             0.0%
#   Mirae Asset Securities Co., Ltd.                                  36,966     824,730             0.0%
#*  Muhak Co., Ltd.                                                    9,957     419,077             0.0%
#   NAVER Corp.                                                       33,801  17,748,056             0.4%
    NCSoft Corp.                                                      12,200   2,023,035             0.1%
#   NH Investment & Securities Co., Ltd.                             176,033   1,546,662             0.0%
#   NongShim Co., Ltd.                                                 3,742   1,209,291             0.0%
#   OCI Co., Ltd.                                                     33,427   2,397,041             0.1%
    Orion Corp.                                                        4,535   3,812,792             0.1%
#   Ottogi Corp.                                                         973     893,776             0.0%
#*  Paradise Co., Ltd.                                                26,633     502,279             0.0%
#   POSCO                                                             49,750   8,000,340             0.2%
    POSCO ADR                                                         87,705   3,510,831             0.1%
    S-1 Corp.                                                         14,503   1,259,223             0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
SOUTH KOREA -- (Continued)
#   S-Oil Corp.                                                          52,028 $  3,111,637             0.1%
#   Samlip General Foods Co., Ltd.                                        2,676      659,694             0.0%
*   Samsung C&T Corp.                                                    43,806    5,911,912             0.1%
    Samsung Card Co., Ltd.                                               41,989    1,418,881             0.0%
#   Samsung Electro-Mechanics Co., Ltd.                                  94,120    5,356,553             0.1%
    Samsung Electronics Co., Ltd.                                        97,289  116,690,919             2.7%
    Samsung Electronics Co., Ltd. GDR                                    52,509   31,372,488             0.7%
*   Samsung Engineering Co., Ltd.                                        20,417      324,018             0.0%
    Samsung Fire & Marine Insurance Co., Ltd.                            48,145   13,502,420             0.3%
#   Samsung Heavy Industries Co., Ltd.                                  296,549    3,440,521             0.1%
    Samsung Life Insurance Co., Ltd.                                     68,654    6,554,959             0.2%
#   Samsung SDI Co., Ltd.                                                72,952    6,790,590             0.2%
#   Samsung Securities Co., Ltd.                                         55,168    2,320,798             0.1%
    Samyang Holdings Corp.                                                3,274      458,439             0.0%
#*  Sansung Life & Science Co., Ltd.                                     13,680      450,332             0.0%
#   Shinhan Financial Group Co., Ltd.                                   347,482   13,261,734             0.3%
    Shinhan Financial Group Co., Ltd. ADR                                86,082    3,301,245             0.1%
    Shinsegae Co., Ltd.                                                   8,850    1,800,740             0.0%
#   SK Chemicals Co., Ltd.                                                9,179      542,097             0.0%
    SK Holdings Co., Ltd.                                                64,669   15,116,455             0.4%
    SK Hynix, Inc.                                                      705,494   18,880,589             0.4%
*   SK Innovation Co., Ltd.                                             105,755   10,965,573             0.3%
#   SK Networks Co., Ltd.                                               173,269    1,074,811             0.0%
    SK Telecom Co., Ltd.                                                  9,917    2,100,046             0.1%
    Woori Bank                                                          572,094    4,962,661             0.1%
    Woori Bank Sponsored ADR                                              1,026       26,614             0.0%
#   Young Poong Corp.                                                       416      456,792             0.0%
#   Youngone Corp.                                                       20,576      862,418             0.0%
    Yuhan Corp.                                                           4,547    1,126,183             0.0%
                                                                                ------------            ----
TOTAL SOUTH KOREA                                                                702,528,769            16.0%
                                                                                ------------            ----
TAIWAN -- (14.3%)
#*  Acer, Inc.                                                        5,322,811    2,256,781             0.1%
#   Advanced Semiconductor Engineering, Inc.                         13,107,929   15,132,511             0.4%
    Advantech Co., Ltd.                                                 400,254    2,866,493             0.1%
#   Airtac International Group                                          122,850      637,081             0.0%
#   Asia Cement Corp.                                                 4,199,758    4,361,929             0.1%
#   Asustek Computer, Inc.                                            1,168,180   10,454,500             0.2%
#   AU Optronics Corp.                                               24,425,873    7,185,027             0.2%
    AU Optronics Corp. Sponsored ADR                                    326,626      943,949             0.0%
#   Casetek Holdings, Ltd.                                              313,000    1,370,137             0.0%
#   Catcher Technology Co., Ltd.                                        996,429    9,778,974             0.2%
    Cathay Financial Holding Co., Ltd.                                7,638,450   10,880,170             0.3%
    Cathay Real Estate Development Co., Ltd.                            797,000      344,003             0.0%
    Chailease Holding Co., Ltd.                                       1,480,840    2,827,042             0.1%
#   Chang Hwa Commercial Bank, Ltd.                                   8,362,160    4,340,435             0.1%
#   Cheng Shin Rubber Industry Co., Ltd.                              2,462,965    4,459,454             0.1%
    Cheng Uei Precision Industry Co., Ltd.                              384,109      561,141             0.0%
    Chicony Electronics Co., Ltd.                                       996,570    2,371,915             0.1%
*   China Airlines, Ltd.                                              8,589,536    3,074,915             0.1%
    China Development Financial Holding Corp.                        24,213,121    6,505,741             0.2%
    China Life Insurance Co., Ltd.                                    5,476,293    4,518,578             0.1%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                       SHARES     VALUE++   OF NET ASSETS**
                                                                     ---------- ----------- ---------------
TAIWAN -- (Continued)
#   China Motor Corp.                                                   649,000 $   458,765             0.0%
*   China Petrochemical Development Corp.                               145,613      37,046             0.0%
#   China Steel Chemical Corp.                                          135,000     510,833             0.0%
#   China Steel Corp.                                                13,862,932   8,379,435             0.2%
    Chinatrust Financial Holding Co., Ltd.                           17,409,977   9,538,164             0.2%
#   Chipbond Technology Corp.                                         1,370,000   1,949,718             0.1%
    ChipMOS TECHNOLOGIES, Inc.                                           21,000      20,912             0.0%
    Chroma ATE, Inc.                                                     43,000      76,645             0.0%
    Chunghwa Telecom Co., Ltd.                                        1,559,000   4,776,557             0.1%
#   Chunghwa Telecom Co., Ltd. ADR                                      246,757   7,560,634             0.2%
    Clevo Co.                                                           560,075     603,603             0.0%
    Compal Electronics, Inc.                                          9,554,541   5,942,258             0.1%
    CTCI Corp.                                                          829,000   1,079,223             0.0%
    Cub Elecparts, Inc.                                                   4,000      50,149             0.0%
#   Delta Electronics, Inc.                                           2,230,366  11,340,486             0.3%
    E.Sun Financial Holding Co., Ltd.                                12,293,637   7,388,840             0.2%
    Eclat Textile Co., Ltd.                                             228,644   3,362,881             0.1%
#   Epistar Corp.                                                     1,764,000   1,588,725             0.0%
#   Eternal Materials Co., Ltd.                                         618,510     585,591             0.0%
*   Eva Airways Corp.                                                 5,267,324   3,091,432             0.1%
    Evergreen Marine Corp. Taiwan, Ltd.                               3,775,261   1,680,506             0.0%
#   Far Eastern Department Stores, Ltd.                               1,812,592   1,096,715             0.0%
    Far Eastern International Bank                                      707,000     219,649             0.0%
    Far Eastern New Century Corp.                                     5,821,085   5,290,636             0.1%
    Far EasTone Telecommunications Co., Ltd.                          2,559,000   5,552,178             0.1%
    Farglory Land Development Co., Ltd.                                 644,393     741,728             0.0%
#   Feng TAY Enterprise Co., Ltd.                                       411,093   2,355,650             0.1%
#   First Financial Holding Co., Ltd.                                17,902,129   8,670,046             0.2%
    Formosa Chemicals & Fibre Corp.                                   3,374,518   7,714,649             0.2%
#   Formosa International Hotels Corp.                                   56,808     392,009             0.0%
    Formosa Petrochemical Corp.                                       1,003,000   2,437,702             0.1%
    Formosa Plastics Corp.                                            3,938,153   9,139,016             0.2%
    Formosa Taffeta Co., Ltd.                                           870,000     860,557             0.0%
#   Foxconn Technology Co., Ltd.                                      1,282,899   3,360,284             0.1%
    Fubon Financial Holding Co., Ltd.                                 8,611,233  13,918,518             0.3%
#   Giant Manufacturing Co., Ltd.                                       342,506   2,580,661             0.1%
    Gigasolar Materials Corp.                                            31,800     614,750             0.0%
#   Ginko International Co., Ltd.                                        45,000     478,333             0.0%
    Gourmet Master Co., Ltd.                                             39,000     236,964             0.0%
*   HannStar Display Corp.                                            5,668,660     741,962             0.0%
#   Highwealth Construction Corp.                                     1,880,190   2,770,230             0.1%
#   Hiwin Technologies Corp.                                            248,711   1,383,471             0.0%
    Hon Hai Precision Industry Co., Ltd.                             15,085,867  40,099,117             0.9%
#   Hotai Motor Co., Ltd.                                               313,000   3,651,664             0.1%
#   HTC Corp.                                                         1,198,235   2,885,764             0.1%
    Hua Nan Financial Holdings Co., Ltd.                             11,616,768   5,582,569             0.1%
    Innolux Corp.                                                    27,802,241   9,326,996             0.2%
#*  Inotera Memories, Inc.                                            7,543,000   5,789,125             0.1%
    Inventec Corp.                                                    5,085,551   2,914,694             0.1%
#   Kenda Rubber Industrial Co., Ltd.                                 1,114,149   1,797,006             0.1%
#   King Slide Works Co., Ltd.                                           70,000     917,867             0.0%
    King Yuan Electronics Co., Ltd.                                   1,471,000     938,770             0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
TAIWAN -- (Continued)
    King's Town Bank Co., Ltd.                                        1,220,000 $    970,839             0.0%
#   Kinsus Interconnect Technology Corp.                                770,000    1,578,164             0.0%
    Largan Precision Co., Ltd.                                          133,860   10,402,081             0.2%
*   LCY Chemical Corp.                                                  156,123      138,561             0.0%
    Lite-On Technology Corp.                                          4,674,094    4,845,218             0.1%
    Lung Yen Life Service Corp.                                         147,000      292,945             0.0%
    Makalot Industrial Co., Ltd.                                        222,576    1,694,614             0.0%
#   MediaTek, Inc.                                                    1,633,995   12,742,457             0.3%
    Mega Financial Holding Co., Ltd.                                 11,460,904    8,351,017             0.2%
    Mercuries Life Insurance Co., Ltd.                                  492,000      300,664             0.0%
#   Merida Industry Co., Ltd.                                           226,287    1,322,568             0.0%
#   Micro-Star International Co., Ltd.                                  588,000      596,965             0.0%
#*  Nan Kang Rubber Tire Co., Ltd.                                      534,780      471,666             0.0%
#   Nan Ya Plastics Corp.                                             3,971,599    7,880,979             0.2%
    Nan Ya Printed Circuit Board Corp.                                  237,000      239,392             0.0%
#   Nanya Technology Corp.                                              797,000      977,531             0.0%
#   Novatek Microelectronics Corp.                                    1,179,000    4,013,061             0.1%
#   PChome Online, Inc.                                                 103,196    1,156,500             0.0%
    Pegatron Corp.                                                    4,286,345   10,474,378             0.2%
#   Phison Electronics Corp.                                            200,000    1,443,188             0.0%
    Pou Chen Corp.                                                    3,298,487    4,652,274             0.1%
    Powertech Technology, Inc.                                        2,158,819    4,762,271             0.1%
    Poya International Co., Ltd.                                         49,000      556,611             0.0%
    President Chain Store Corp.                                         831,831    5,522,245             0.1%
#   Quanta Computer, Inc.                                             3,265,000    5,560,081             0.1%
#   Radiant Opto-Electronics Corp.                                      775,170    2,398,875             0.1%
#   Realtek Semiconductor Corp.                                         735,950    1,536,914             0.0%
#   Ruentex Development Co., Ltd.                                     1,389,709    1,688,008             0.0%
    Ruentex Industries, Ltd.                                            816,182    1,503,898             0.0%
*   Sanyang Motor Co., Ltd.                                             225,000      149,911             0.0%
#   ScinoPharm Taiwan, Ltd.                                             265,467      347,291             0.0%
#   Shin Kong Financial Holding Co., Ltd.                            14,687,656    3,514,544             0.1%
    Siliconware Precision Industries Co., Ltd.                        1,870,637    2,471,559             0.1%
    Siliconware Precision Industries Co., Ltd. Sponsored ADR             21,813      145,929             0.0%
#   Simplo Technology Co., Ltd.                                         690,000    2,444,016             0.1%
    SinoPac Financial Holdings Co., Ltd.                             17,364,662    5,730,913             0.1%
#   Standard Foods Corp.                                                420,633    1,014,540             0.0%
#   Synnex Technology International Corp.                             1,391,756    1,466,764             0.0%
*   Ta Chong Bank, Ltd.                                               2,343,800      993,714             0.0%
    Taichung Commercial Bank Co., Ltd.                                   80,000       24,381             0.0%
    Tainan Spinning Co., Ltd.                                           320,412      152,102             0.0%
    Taishin Financial Holding Co., Ltd.                              19,585,197    7,669,848             0.2%
#*  Taiwan Business Bank                                              7,627,039    1,958,432             0.1%
#   Taiwan Cement Corp.                                               7,542,720    8,388,292             0.2%
    Taiwan Cooperative Financial Holding Co., Ltd.                   11,896,590    5,322,200             0.1%
#   Taiwan FamilyMart Co., Ltd.                                          89,000      579,904             0.0%
#   Taiwan Fertilizer Co., Ltd.                                       1,415,000    1,805,088             0.1%
#*  Taiwan Glass Industry Corp.                                       1,537,253      607,844             0.0%
    Taiwan Mobile Co., Ltd.                                           2,075,300    6,533,180             0.2%
#   Taiwan Secom Co., Ltd.                                              338,670    1,017,396             0.0%
    Taiwan Semiconductor Manufacturing Co., Ltd.                     25,188,808  106,137,215             2.4%
#   Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR        1,672,158   36,720,590             0.8%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
TAIWAN -- (Continued)
    Teco Electric and Machinery Co., Ltd.                             3,334,000 $  2,905,820             0.1%
#   Ton Yi Industrial Corp.                                           1,328,000      648,081             0.0%
#   TPK Holding Co., Ltd.                                               604,000    1,498,060             0.0%
    Transcend Information, Inc.                                         320,181      891,598             0.0%
    Tripod Technology Corp.                                             713,870    1,098,778             0.0%
    TSRC Corp.                                                          131,965       90,338             0.0%
    U-Ming Marine Transport Corp.                                       723,860      856,844             0.0%
    Uni-President Enterprises Corp.                                   7,340,033   12,410,229             0.3%
#   Unimicron Technology Corp.                                        2,304,896    1,009,022             0.0%
#   United Microelectronics Corp.                                    39,806,000   14,517,893             0.3%
#   Vanguard International Semiconductor Corp.                        1,671,000    2,147,526             0.1%
    Voltronic Power Technology Corp.                                      4,000       51,011             0.0%
*   Walsin Lihwa Corp.                                                4,619,000    1,112,742             0.0%
    Wan Hai Lines, Ltd.                                               1,237,800      817,724             0.0%
#*  Winbond Electronics Corp.                                         6,597,000    1,589,505             0.0%
*   Wintek Corp.                                                        604,760        6,392             0.0%
#   Wistron Corp.                                                     4,373,281    2,199,797             0.1%
    WPG Holdings, Ltd.                                                2,919,869    3,046,801             0.1%
    Yageo Corp.                                                       1,265,278    1,992,888             0.1%
*   Yang Ming Marine Transport Corp.                                  3,045,300      923,571             0.0%
    Yuanta Financial Holding Co., Ltd.                               15,951,381    6,267,591             0.2%
#   Yulon Motor Co., Ltd.                                             1,547,000    1,637,579             0.0%
    Zhen Ding Technology Holding, Ltd.                                  774,700    2,201,756             0.1%
                                                                                ------------            ----
TOTAL TAIWAN                                                                     662,543,623            15.0%
                                                                                ------------            ----
THAILAND -- (2.7%)
    Advanced Info Service PCL                                         1,440,700    9,437,917             0.2%
    Airports of Thailand PCL                                            578,400    4,846,087             0.1%
    Bangchak Petroleum PCL (The)                                        765,700      775,011             0.0%
    Bangkok Bank PCL(6077019)                                           271,700    1,279,532             0.0%
    Bangkok Bank PCL(6368360)                                           311,000    1,464,610             0.0%
    Bangkok Dusit Medical Services PCL                                6,818,900    3,642,626             0.1%
    Bangkok Life Assurance PCL                                          726,100    1,051,357             0.0%
    Banpu PCL                                                         1,650,100    1,006,738             0.0%
    BEC World PCL                                                     1,039,500      920,623             0.0%
    Berli Jucker PCL                                                  1,130,600    1,192,029             0.0%
    Big C Supercenter PCL(6763932)                                       24,600      138,329             0.0%
    Big C Supercenter PCL(6368434)                                      447,500    2,516,342             0.1%
    Bumrungrad Hospital PCL                                             402,600    2,444,974             0.1%
    Central Pattana PCL                                               1,779,300    2,301,196             0.1%
    Central Plaza Hotel PCL                                           1,046,100    1,117,644             0.0%
    CH Karnchang PCL                                                    714,900      567,820             0.0%
    Charoen Pokphand Foods PCL                                        3,650,200    2,124,387             0.1%
    CP ALL PCL                                                        4,313,700    6,064,103             0.1%
    Delta Electronics Thailand PCL                                      586,000    1,392,198             0.0%
    Electricity Generating PCL                                          307,400    1,343,943             0.0%
    Energy Absolute PCL                                               1,310,400      854,749             0.0%
    Glow Energy PCL                                                     826,500    1,992,616             0.1%
    Home Product Center PCL                                           9,248,013    1,820,091             0.1%
    Indorama Ventures PCL                                             2,956,900    1,920,416             0.1%
    Intouch Holdings PCL                                                832,500    1,755,465             0.1%
    IRPC PCL                                                         15,112,100    1,733,531             0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
THAILAND -- (Continued)
*   Italian-Thai Development PCL                                      2,012,000 $    466,690             0.0%
    Jasmine International PCL                                         5,419,200    1,005,601             0.0%
    Kasikornbank PCL(6888794)                                         1,146,600    5,560,933             0.1%
    Kasikornbank PCL(6364766)                                           210,900    1,022,851             0.0%
    Krung Thai Bank PCL                                               5,815,587    2,795,995             0.1%
    Land & Houses PCL(6581941)                                        4,720,640    1,134,785             0.0%
    Land & Houses PCL(6581930)                                          790,000      189,906             0.0%
    Minor International PCL                                           1,459,170    1,251,274             0.0%
    MK Restaurants Group PCL                                            421,700      652,098             0.0%
    Pruksa Real Estate PCL                                            2,045,400    1,610,212             0.0%
    PTT Exploration & Production PCL(B1359J0)                         2,357,855    4,839,345             0.1%
    PTT Exploration & Production PCL(B1359L2)                            65,409      134,248             0.0%
    PTT Global Chemical PCL                                           2,864,872    4,490,521             0.1%
    PTT PCL                                                           1,599,300   12,365,432             0.3%
    Ratchaburi Electricity Generating Holding PCL                       837,000    1,247,234             0.0%
    Robinson Department Store PCL                                       485,500      539,179             0.0%
    Siam Cement PCL (The)(6609906)                                      166,400    2,124,006             0.1%
    Siam Cement PCL (The)(6609928)                                      230,100    2,937,103             0.1%
    Siam City Cement PCL                                                163,213    1,551,023             0.0%
    Siam Commercial Bank PCL (The)                                    1,296,766    4,867,316             0.1%
    Siam Global House PCL                                               811,332      237,235             0.0%
    Sino-Thai Engineering & Construction PCL                            788,000      559,415             0.0%
    Supalai PCL                                                         577,900      307,087             0.0%
*   Superblock PCL                                                    5,408,800      226,586             0.0%
    Thai Oil PCL                                                      1,225,700    1,869,522             0.1%
    Thai Union Group PCL                                              3,940,140    1,960,792             0.1%
    Thaicom PCL                                                         757,900      665,899             0.0%
    Thanachart Capital PCL                                              709,500      668,258             0.0%
    TMB Bank PCL                                                     28,927,300    2,163,397             0.1%
    Total Access Communication PCL(B1YWK08)                           1,299,400    2,484,268             0.1%
    Total Access Communication PCL(B231MK7)                             214,100      409,329             0.0%
    TPI Polene PCL                                                   13,890,600      984,166             0.0%
*   True Corp. PCL                                                   10,102,893    2,868,889             0.1%
    TTW PCL                                                           2,370,300      719,737             0.0%
                                                                                ------------             ---
TOTAL THAILAND                                                                   122,614,666             2.8%
                                                                                ------------             ---
TURKEY -- (1.8%)
    Akbank TAS                                                        2,364,422    6,059,390             0.1%
    Akcansa Cimento A.S.                                                 64,538      302,343             0.0%
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.                         267,527    2,108,689             0.1%
    Arcelik A.S.                                                        540,990    2,948,160             0.1%
#   Aselsan Elektronik Sanayi Ve Ticaret A.S.                           145,429      695,235             0.0%
    BIM Birlesik Magazalar A.S.                                         342,629    6,957,539             0.2%
#   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.                     29,778       85,390             0.0%
    Coca-Cola Icecek A.S.                                               113,782    1,440,420             0.0%
    Enka Insaat ve Sanayi A.S.                                          468,611      829,520             0.0%
    Eregli Demir ve Celik Fabrikalari TAS                             3,605,636    5,109,987             0.1%
#   Ford Otomotiv Sanayi A.S.                                           118,255    1,389,250             0.0%
    KOC Holding A.S.                                                    683,402    3,086,500             0.1%
#   Koza Altin Isletmeleri A.S.                                          95,834      537,967             0.0%
#*  Migros Ticaret A.S.                                                  43,765      257,798             0.0%
*   Petkim Petrokimya Holding A.S.                                      506,475      746,277             0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                                PERCENTAGE
                                                                      SHARES      VALUE++     OF NET ASSETS**
                                                                     --------- -------------- ---------------
TURKEY -- (Continued)
    Soda Sanayii A.S.                                                  177,200 $      293,022             0.0%
    TAV Havalimanlari Holding A.S.                                     264,186      2,072,476             0.1%
    Tofas Turk Otomobil Fabrikasi A.S.                                 200,779      1,324,561             0.0%
*   Tupras Turkiye Petrol Rafinerileri A.S.                            202,694      5,348,677             0.1%
*   Turk Hava Yollari AO                                             2,046,901      6,035,410             0.1%
    Turk Telekomunikasyon A.S.                                         699,083      1,507,932             0.0%
#   Turk Traktor ve Ziraat Makineleri A.S.                              21,783        517,966             0.0%
#   Turkcell Iletisim Hizmetleri A.S.                                1,142,611      4,540,673             0.1%
    Turkcell Iletisim Hizmetleri A.S. ADR                               73,838        731,735             0.0%
    Turkiye Garanti Bankasi A.S.                                     3,265,633      8,456,131             0.2%
    Turkiye Halk Bankasi A.S.                                        2,003,323      7,504,834             0.2%
    Turkiye Is Bankasi Class C                                       2,548,532      4,343,584             0.1%
    Turkiye Sinai Kalkinma Bankasi A.S.                                 40,017         21,109             0.0%
#   Turkiye Sise ve Cam Fabrikalari A.S.                             2,530,969      2,896,649             0.1%
#   Turkiye Vakiflar Bankasi Tao Class D                             1,377,350      1,960,621             0.1%
#   Ulker Biskuvi Sanayi A.S.                                          244,375      1,648,576             0.0%
#   Yapi ve Kredi Bankasi A.S.                                       1,390,825      1,689,466             0.1%
                                                                               --------------            ----
TOTAL TURKEY                                                                       83,447,887             1.9%
                                                                               --------------            ----
TOTAL COMMON STOCKS                                                             4,304,198,016            97.7%
                                                                               --------------            ----
PREFERRED STOCKS -- (2.0%)
BRAZIL -- (1.9%)
    Banco Bradesco SA                                                3,343,289     18,213,688             0.4%
    Braskem SA Class A                                                  73,800        416,593             0.0%
    Centrais Eletricas Brasileiras SA Class B                          165,100        403,395             0.0%
    Cia Brasileira de Distribuicao                                     342,322      4,504,474             0.1%
    Cia de Transmissao de Energia Eletrica Paulista                      4,392         50,540             0.0%
    Cia Energetica de Minas Gerais                                   1,188,324      2,205,400             0.1%
*   Empresa Nacional de Comercio Redito e Participacoes SA                 380          2,956             0.0%
    Gerdau SA                                                          836,068      1,175,930             0.0%
    Itau Unibanco Holding SA                                         4,198,270     28,833,771             0.7%
    Itau Unibanco Holding SA ADR                                       141,521        969,419             0.0%
    Lojas Americanas SA                                                737,783      3,197,959             0.1%
*   Petroleo Brasileiro SA                                           1,869,461      3,734,369             0.1%
*   Petroleo Brasileiro SA Sponsored ADR                             1,440,006      5,745,624             0.1%
    Suzano Papel e Celulose SA Class A                                 617,771      2,649,467             0.1%
    Telefonica Brasil SA                                               441,763      4,575,577             0.1%
    Vale SA                                                          1,990,191      7,239,821             0.2%
    Vale SA Sponsored ADR                                              377,072      1,357,459             0.0%
                                                                               --------------            ----
TOTAL BRAZIL                                                                       85,276,442             2.0%
                                                                               --------------            ----
CHILE -- (0.0%)
    Embotelladora Andina SA Class B                                    113,824        416,755             0.0%
                                                                               --------------            ----
COLOMBIA -- (0.1%)
    Banco Davivienda SA                                                167,707      1,378,937             0.0%
    Bancolombia SA                                                      30,330        262,993             0.0%
    Grupo Argos SA                                                      15,531         92,103             0.0%
    Grupo Aval Acciones y Valores SA                                 3,054,222      1,222,954             0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                                   PERCENTAGE
                                                                         SHARES      VALUE++     OF NET ASSETS**
                                                                       ---------- -------------- ---------------
COLOMBIA -- (Continued)
      Grupo de Inversiones Suramericana SA                                115,380 $    1,448,124             0.1%
                                                                                  --------------           -----
TOTAL COLOMBIA                                                                         4,405,111             0.1%
                                                                                  --------------           -----
TOTAL PREFERRED STOCKS                                                                90,098,308             2.1%
                                                                                  --------------           -----
RIGHTS/WARRANTS -- (0.0%)
SOUTH KOREA -- (0.0%)
*     Mirae Asset Securities Co., Ltd. Rights 11/05/15                     32,203         76,267             0.0%
#*    SK Chemicals Co., Ltd. Rights 12/04/15                                1,243         10,467             0.0%
                                                                                  --------------           -----
TOTAL SOUTH KOREA                                                                         86,734             0.0%
                                                                                  --------------           -----
THAILAND -- (0.0%)
*     Jasmine International PCL Warrants 07/05/20                       2,503,431         94,316             0.0%
                                                                                  --------------           -----
TOTAL RIGHTS/WARRANTS                                                                    181,050             0.0%
                                                                                  --------------           -----
BONDS -- (0.0%)
INDIA -- (0.0%)
      NTPC, Ltd., 8.490%                                               19,584,025         38,152             0.0%
                                                                                  --------------           -----
TOTAL INVESTMENT SECURITIES                                                        4,394,515,526
                                                                                  --------------

                                                                                     VALUE+
                                                                                  --------------
SECURITIES LENDING COLLATERAL -- (5.0%)
(S)@  DFA Short Term Investment Fund                                   20,193,192    233,635,232             5.3%
                                                                                  --------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $4,090,568,631)                               $4,628,150,758           105.1%
                                                                                  ==============           =====

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   --------------------------------------------------
                                                     LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                                   ------------ -------------- ------- --------------
Common Stocks
   Brazil                                          $ 72,351,895 $  128,502,798   --    $  200,854,693
   Chile                                             29,417,791     36,874,061   --        66,291,852
   China                                            119,678,667    547,335,973   --       667,014,640
   Colombia                                          22,932,415             --   --        22,932,415
   Czech Republic                                            --      8,061,923   --         8,061,923
   Egypt                                                     --      5,936,662   --         5,936,662
   Greece                                                    --     15,529,848   --        15,529,848
   Hungary                                                   --     12,756,313   --        12,756,313
   India                                             36,809,493    499,992,564   --       536,802,057
   Indonesia                                          3,914,328    126,260,108   --       130,174,436
   Malaysia                                                  --    182,083,175   --       182,083,175
   Mexico                                           262,786,277             --   --       262,786,277
   Peru                                               9,743,908             --   --         9,743,908
   Philippines                                        2,373,039     83,289,014   --        85,662,053
   Poland                                                    --     79,130,660   --        79,130,660
   Russia                                             2,164,213     78,242,004   --        80,406,217
   South Africa                                      47,016,645    319,879,297   --       366,895,942
   South Korea                                       21,125,090    681,403,679   --       702,528,769
   Taiwan                                            45,371,102    617,172,521   --       662,543,623
   Thailand                                         122,614,666             --   --       122,614,666
   Turkey                                               731,735     82,716,152   --        83,447,887
Preferred Stocks
   Brazil                                             8,075,458     77,200,984   --        85,276,442
   Chile                                                     --        416,755   --           416,755
   Colombia                                           4,405,111             --   --         4,405,111
Rights/Warrants
   South Korea                                               --         86,734   --            86,734
   Thailand                                                  --         94,316   --            94,316
Bonds
   India                                                     --         38,152   --            38,152
Securities Lending Collateral                                --    233,635,232   --       233,635,232
                                                   ------------ --------------   --    --------------
TOTAL                                              $811,511,833 $3,816,638,925   --    $4,628,150,758
                                                   ============ ==============   ==    ==============

                     THE EMERGING MARKETS SMALL CAP SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
COMMON STOCKS -- (85.5%)
ARGENTINA -- (0.0%)
    Ferrum SA de Ceramica y Metalurgia                                       1 $         1             0.0%
                                                                               -----------             ---
BRAZIL -- (5.3%)
    AES Tiete SA                                                       638,255   2,234,802             0.0%
    Aliansce Shopping Centers SA                                       788,841   2,137,065             0.0%
    Alupar Investimento SA                                             689,700   2,833,690             0.1%
    Arezzo Industria e Comercio SA                                     469,935   2,558,480             0.1%
    B2W Cia Digital                                                  1,202,562   4,542,020             0.1%
    BR Malls Participacoes SA                                        4,365,623  12,667,039             0.3%
    Brasil Brokers Participacoes SA                                  1,956,911     761,040             0.0%
    Brasil Insurance Participacoes e Administracao SA                  572,226     123,111             0.0%
    Brasil Pharma SA                                                 1,117,700     147,700             0.0%
    BrasilAgro - Co. Brasileira de Propriedades Agricolas               37,900     105,123             0.0%
#   Braskem SA Sponsored ADR                                           201,683   2,248,765             0.0%
    Centrais Eletricas Brasileiras SA                                1,635,000   2,126,304             0.0%
    CETIP SA - Mercados Organizados                                    945,300   8,362,006             0.2%
    Cia de Locacao das Americas                                        114,917     103,991             0.0%
    Cia de Saneamento de Minas Gerais-COPASA                           710,921   2,395,647             0.1%
    Cia Hering                                                       1,447,093   5,680,856             0.1%
    Cia Paranaense de Energia                                          100,900     574,854             0.0%
#   Cia Paranaense de Energia Sponsored ADR                            291,900   2,411,094             0.1%
    Cia Siderurgica Nacional SA                                      4,011,976   4,512,173             0.1%
#   Cia Siderurgica Nacional SA Sponsored ADR                           61,116      75,173             0.0%
    Contax Participacoes SA                                            133,433      51,880             0.0%
    Cosan SA Industria e Comercio                                      726,800   4,654,493             0.1%
    CR2 Empreendimentos Imobiliarios SA                                  9,400       5,883             0.0%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes          2,677,326   6,218,257             0.1%
    Cyrela Commercial Properties SA Empreendimentos e Participacoes     41,900     103,463             0.0%
    Dimed SA Distribuidora da Medicamentos                               1,100      60,610             0.0%
    Direcional Engenharia SA                                         1,100,209   1,009,789             0.0%
    Duratex SA                                                       3,914,274   6,493,662             0.1%
    EcoRodovias Infraestrutura e Logistica SA                        3,278,707   5,055,335             0.1%
    EDP - Energias do Brasil SA                                      2,259,895   6,605,418             0.1%
    Equatorial Energia SA                                            2,116,094  18,862,875             0.4%
    Estacio Participacoes SA                                         3,262,816  13,083,483             0.3%
    Eternit SA                                                       1,361,478     790,652             0.0%
    Even Construtora e Incorporadora SA                              2,530,588   2,624,061             0.1%
    Ez Tec Empreendimentos e Participacoes SA                          539,743   1,776,698             0.0%
    Fleury SA                                                          946,758   4,023,389             0.1%
    Fras-Le SA                                                          37,875      32,395             0.0%
    Gafisa SA                                                          911,300     590,654             0.0%
#   Gafisa SA ADR                                                    1,115,368   1,438,825             0.0%
    General Shopping Brasil SA                                          26,717      17,258             0.0%
#   Gol Linhas Aereas Inteligentes SA ADR                               76,771      68,203             0.0%
    Grendene SA                                                        977,134   4,572,390             0.1%
    Guararapes Confeccoes SA                                            80,800   1,016,034             0.0%
    Helbor Empreendimentos SA                                        1,521,293     804,861             0.0%
    Iguatemi Empresa de Shopping Centers SA                            748,674   4,137,707             0.1%
*   Industria de Bebidas Antarctica Polar SA                            23,000          --             0.0%
    Industrias Romi SA                                                  34,800      15,965             0.0%
    International Meal Co. Alimentacao SA                              598,794     722,148             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
BRAZIL -- (Continued)
    Iochpe Maxion SA                                                 1,133,484 $ 4,700,682             0.1%
    JHSF Participacoes SA                                              680,347     308,606             0.0%
    Joao Fortes Engenharia SA                                           66,552      55,912             0.0%
    JSL SA                                                             674,500   1,640,039             0.0%
    Kepler Weber SA                                                    131,446     778,332             0.0%
    Light SA                                                           758,907   2,524,690             0.1%
    Linx SA                                                            250,812   3,057,733             0.1%
    Localiza Rent a Car SA                                           1,093,775   7,377,490             0.2%
    Log-in Logistica Intermodal SA                                     286,450      55,686             0.0%
    LPS Brasil Consultoria de Imoveis SA                               539,479     293,662             0.0%
    M Dias Branco SA                                                   172,400   3,125,089             0.1%
    Magnesita Refratarios SA                                         1,994,471   1,345,541             0.0%
    Mahle-Metal Leve SA                                                602,313   3,656,353             0.1%
    Makira Empreendimentos SA                                        7,794,555     199,915             0.0%
    Marfrig Global Foods SA                                          4,834,229   7,985,178             0.2%
    Marisa Lojas SA                                                    552,620     932,183             0.0%
    Mills Estruturas e Servicos de Engenharia SA                       966,926   1,122,824             0.0%
    Minerva SA                                                       1,446,269   4,785,715             0.1%
    MRV Engenharia e Participacoes SA                                2,983,258   5,737,806             0.1%
    Multiplan Empreendimentos Imobiliarios SA                        1,004,900  10,956,466             0.2%
    Multiplus SA                                                       477,884   4,253,433             0.1%
    Natura Cosmeticos SA                                               194,500   1,154,237             0.0%
    Odontoprev SA                                                    2,928,796   7,500,741             0.2%
    Oi SA                                                              997,800     812,474             0.0%
    Oi SA ADR                                                           18,859      11,083             0.0%
    Paranapanema SA                                                  1,617,456   1,170,204             0.0%
    PDG Realty SA Empreendimentos e Participacoes                       83,783      44,218             0.0%
    Portobello SA                                                      206,100     114,285             0.0%
    Profarma Distribuidora de Produtos Farmaceuticos SA                 58,363      90,436             0.0%
    QGEP Participacoes SA                                              782,894   1,209,653             0.0%
    Qualicorp SA                                                     1,947,919   8,180,234             0.2%
    Raia Drogasil SA                                                   544,175   5,641,094             0.1%
    Restoque Comercio e Confeccoes de Roupas SA                        879,203     692,627             0.0%
    Rodobens Negocios Imobiliarios SA                                  136,138     169,280             0.0%
    Rumo Logistica Operadora Multimodal SA                           1,598,337   3,041,557             0.1%
    Santos Brasil Participacoes SA                                     480,788   1,781,574             0.0%
    Sao Carlos Empreendimentos e Participacoes SA                       47,859     285,404             0.0%
    Sao Martinho SA                                                    715,862   8,242,526             0.2%
    SLC Agricola SA                                                    566,418   2,527,818             0.1%
    Smiles SA                                                          464,000   3,622,236             0.1%
    Somos Educado SA                                                   769,344   2,642,891             0.1%
    Sonae Sierra Brasil SA                                             265,146   1,146,966             0.0%
    Springs Global Participacoes SA                                     35,522      27,639             0.0%
    Sul America SA                                                   2,719,051  13,340,635             0.3%
    Technos SA                                                         221,800     224,308             0.0%
    Tecnisa SA                                                         795,226     602,106             0.0%
    Tegma Gestao Logistica                                             245,135     228,746             0.0%
    Tempo Participacoes SA                                             310,102     309,623             0.0%
    Tereos Internacional SA                                            367,583      49,525             0.0%
    Totvs SA                                                         1,252,487  11,096,760             0.2%
    TPI - Triunfo Participacoes e Investimentos SA                     280,101     216,467             0.0%
    Transmissora Alianca de Energia Eletrica SA                      1,382,600   7,130,507             0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
BRAZIL -- (Continued)
    Trisul SA                                                            37,542 $     23,862             0.0%
    Usinas Siderurgicas de Minas Gerais SA                                5,300       10,862             0.0%
    Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
      Identificacao S.A                                                 812,887    9,228,230             0.2%
    Vanguarda Agro SA                                                    64,351      244,328             0.0%
    Via Varejo SA(B7VY430)                                              205,862      155,097             0.0%
    Via Varejo SA(BGSHPP4)                                              373,400      411,462             0.0%
                                                                                ------------             ---
TOTAL BRAZIL                                                                     299,712,351             6.1%
                                                                                ------------             ---
CHILE -- (1.2%)
    Aguas Andinas SA Class A                                          1,338,389      699,926             0.0%
    Banmedica SA                                                      1,736,804    2,836,035             0.1%
    Besalco SA                                                        2,277,748      839,199             0.0%
    Bupa Chile SA                                                       852,890      664,264             0.0%
    CAP SA                                                              767,815    2,030,990             0.0%
    Cementos BIO BIO SA                                                 352,724      252,482             0.0%
    Cia Pesquera Camanchaca SA                                          194,645        4,330             0.0%
    Cia Sud Americana de Vapores SA                                  77,167,071    1,871,795             0.0%
    Cintac SA                                                           190,880       28,305             0.0%
    Clinica LAS Condes SA                                                   349       19,217             0.0%
    Cristalerias de Chile SA                                            130,323      873,431             0.0%
    E.CL SA                                                           5,488,304    7,935,236             0.2%
    Embotelladora Andina SA Class B ADR                                  34,969      771,066             0.0%
    Empresa Nacional de Telecomunicaciones SA                           321,658    2,978,496             0.1%
    Empresas AquaChile SA                                             1,281,212      424,634             0.0%
    Empresas Hites SA                                                 1,224,251      404,148             0.0%
    Empresas La Polar SA                                              4,375,847       88,640             0.0%
    Enjoy SA                                                          1,016,659       56,062             0.0%
    Forus SA                                                            835,481    2,416,437             0.1%
    Gasco SA                                                            230,191    1,559,284             0.0%
    Grupo Security SA                                                 1,954,000      551,987             0.0%
    Inversiones Aguas Metropolitanas SA                               4,148,275    5,907,004             0.1%
    Inversiones La Construccion SA                                      212,090    2,410,936             0.1%
    Latam Airlines Group SA                                             132,719      667,881             0.0%
#   Latam Airlines Group SA Sponsored ADR                                62,087      342,099             0.0%
    Masisa SA                                                        14,224,085      379,094             0.0%
    Multiexport Foods SA                                              3,502,735      395,062             0.0%
    Parque Arauco SA                                                  7,176,122   12,017,573             0.3%
    PAZ Corp. SA                                                      1,320,749      571,077             0.0%
    Ripley Corp. SA                                                   8,741,531    2,894,103             0.1%
    Salfacorp SA                                                      2,421,957    1,326,952             0.0%
    Sigdo Koppers SA                                                    735,025      883,662             0.0%
    Sociedad Matriz SAAM SA                                          32,694,036    2,131,408             0.0%
    Socovesa SA                                                       2,895,998      501,884             0.0%
    Sonda SA                                                          1,401,092    2,257,972             0.1%
    Tech Pack SA                                                        153,812       50,458             0.0%
    Vina Concha y Toro SA                                             5,059,858    8,607,306             0.2%
    Vina Concha y Toro SA Sponsored ADR                                   2,025       68,364             0.0%
    Vina San Pedro Tarapaca SA                                        6,897,972       54,167             0.0%
                                                                                ------------             ---
TOTAL CHILE                                                                       68,772,966             1.4%
                                                                                ------------             ---

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                       SHARES     VALUE++   OF NET ASSETS**
                                                                     ---------- ----------- ---------------
CHINA -- (12.8%)
    361 Degrees International, Ltd.                                   4,235,000 $ 1,502,804             0.0%
#   Agile Property Holdings, Ltd.                                     9,525,500   5,173,078             0.1%
    Ajisen China Holdings, Ltd.                                       3,424,000   1,637,529             0.0%
    AMVIG Holdings, Ltd.                                              2,356,000   1,091,665             0.0%
    Anhui Expressway Co., Ltd. Class H                                2,770,000   2,382,077             0.1%
#   Anton Oilfield Services Group                                     7,088,000     947,059             0.0%
    Anxin-China Holdings, Ltd.                                       16,347,000     304,642             0.0%
#   Asia Cement China Holdings Corp.                                  2,700,500     845,915             0.0%
    Asian Citrus Holdings, Ltd.                                       2,314,000     303,559             0.0%
    Ausnutria Dairy Corp., Ltd.                                         365,000     107,580             0.0%
#   AVIC International Holdings, Ltd. Class H                         1,658,000     941,124             0.0%
    AviChina Industry & Technology Co., Ltd. Class H                  3,906,788   3,183,846             0.1%
    Bank of Chongqing Co., Ltd. Class H                                 668,000     502,466             0.0%
    Baoxin Auto Group, Ltd.                                           4,359,000   1,799,713             0.0%
    Baoye Group Co., Ltd. Class H                                     1,860,000   1,280,983             0.0%
    Beijing Capital International Airport Co., Ltd. Class H           9,730,000  10,401,993             0.2%
    Beijing Capital Land, Ltd. Class H                                8,022,500   3,860,104             0.1%
    Beijing Development HK, Ltd.                                         55,000      14,181             0.0%
#   Beijing Jingneng Clean Energy Co., Ltd. Class H                   7,384,000   2,602,217             0.1%
    Beijing North Star Co., Ltd. Class H                              6,590,000   2,144,511             0.1%
#   Beijing Properties Holdings, Ltd.                                 4,746,000     335,581             0.0%
    Besunyen Holdings Co., Ltd.                                         227,000      25,649             0.0%
    Billion Industrial Holdings, Ltd.                                    26,000      14,010             0.0%
#   Biostime International Holdings, Ltd.                               977,500   2,170,390             0.1%
#   Bloomage Biotechnology Corp., Ltd.                                  982,500   1,792,278             0.0%
#   Boer Power Holdings, Ltd.                                         1,689,000   2,758,403             0.1%
#   Bolina Holding Co., Ltd.                                          1,986,000     483,467             0.0%
#   Bosideng International Holdings, Ltd.                            17,784,000   1,716,239             0.0%
#   Boyaa Interactive International, Ltd.                             1,292,000     555,771             0.0%
    Bracell, Ltd.                                                       328,000      38,877             0.0%
    BYD Electronic International Co., Ltd.                            4,692,815   3,066,878             0.1%
    C C Land Holdings, Ltd.                                           8,655,343   2,213,951             0.1%
#   C.banner International Holdings, Ltd.                             1,175,000     484,980             0.0%
    Cabbeen Fashion, Ltd.                                               608,000     399,393             0.0%
    Carrianna Group Holdings Co., Ltd.                                1,855,257     193,380             0.0%
    CECEP COSTIN New Materials Group, Ltd.                            5,220,000     777,868             0.0%
    Central China Real Estate, Ltd.                                   4,543,626     912,383             0.0%
#   Century Sunshine Group Holdings, Ltd.                             8,055,000     661,856             0.0%
#   Changshouhua Food Co., Ltd.                                       1,773,000   1,068,958             0.0%
#   Chaowei Power Holdings, Ltd.                                      3,408,000   2,189,640             0.1%
#   Chia Tai Enterprises International, Ltd.                            218,385      79,737             0.0%
    Chigo Holding, Ltd.                                              21,682,000     362,817             0.0%
#   China Aerospace International Holdings, Ltd.                     14,262,500   2,067,737             0.1%
#   China Agri-Industries Holdings, Ltd.                             12,819,800   4,706,370             0.1%
#   China All Access Holdings, Ltd.                                   4,734,000   1,613,338             0.0%
    China Animal Healthcare, Ltd.                                     3,671,000     923,599             0.0%
    China Aoyuan Property Group, Ltd.                                 6,676,000   1,484,476             0.0%
    China Automation Group, Ltd.                                      2,618,000     285,544             0.0%
    China BlueChemical, Ltd. Class H                                 10,104,000   3,000,482             0.1%
    China Child Care Corp., Ltd.                                      3,583,000     484,403             0.0%
    China City Railway Transportation Technology Holdings Co., Ltd.     716,000     189,204             0.0%
    China Communications Services Corp., Ltd. Class H                13,876,000   5,530,699             0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
CHINA -- (Continued)
    China Culiangwang Beverages Holdings, Ltd.                        1,474,500 $   24,445             0.0%
    China Datang Corp. Renewable Power Co., Ltd. Class H             14,673,000  1,939,971             0.0%
#   China Dongxiang Group Co., Ltd.                                  12,213,985  3,090,824             0.1%
    China Dredging Environment Protection Holdings, Ltd.              2,445,000    342,452             0.0%
    China Dynamics Holdings, Ltd.                                     1,880,000    130,038             0.0%
    China Energine International Holdings, Ltd.                       2,652,000    241,716             0.0%
    China Everbright, Ltd.                                            2,474,000  5,822,670             0.1%
#   China Fiber Optic Network System Group, Ltd.                      9,167,999  1,094,848             0.0%
    China Financial Services Holdings, Ltd.                           3,756,000    264,979             0.0%
#   China Foods, Ltd.                                                 5,842,000  2,671,845             0.1%
    China Glass Holdings, Ltd.                                        4,522,000    621,275             0.0%
#   China Harmony New Energy Auto Holding, Ltd.                       3,360,000  2,236,760             0.1%
    China High Precision Automation Group, Ltd.                       1,289,000     38,043             0.0%
    China High Speed Transmission Equipment Group Co., Ltd.           6,280,000  5,596,803             0.1%
#   China Hongqiao Group, Ltd.                                        1,403,500    728,969             0.0%
    China Household Holdings, Ltd.                                    9,540,000    313,290             0.0%
#   China Huishan Dairy Holdings Co., Ltd.                            2,783,000  1,056,834             0.0%
    China Huiyuan Juice Group, Ltd.                                   4,500,500  2,024,709             0.1%
#   China ITS Holdings Co., Ltd.                                      4,003,412    493,514             0.0%
#   China Jinmao Holdings Group, Ltd.                                23,818,300  6,560,164             0.1%
#   China Jiuhao Health Industry Corp., Ltd.                          5,180,000    492,659             0.0%
#   China Lesso Group Holdings, Ltd.                                  6,733,000  5,443,729             0.1%
#   China Lilang, Ltd.                                                3,243,000  2,754,619             0.1%
#*  China Lumena New Materials Corp.                                 14,530,000         --             0.0%
    China Machinery Engineering Corp. Class H                         3,790,000  3,294,217             0.1%
    China Medical System Holdings, Ltd.                               5,097,500  7,001,734             0.2%
#   China Merchants Land, Ltd.                                        7,194,000  1,524,630             0.0%
#   China Metal Recycling Holdings, Ltd.                              2,401,686    547,852             0.0%
#   China Modern Dairy Holdings, Ltd.                                11,684,000  3,499,526             0.1%
    China National Building Material Co., Ltd. Class H                3,452,000  2,135,944             0.1%
    China National Materials Co., Ltd. Class H                        7,389,000  1,772,765             0.0%
    China New Town Development Co., Ltd.                              7,978,148    322,265             0.0%
#   China Oil & Gas Group, Ltd.                                      28,578,000  1,985,490             0.1%
    China Outfitters Holdings, Ltd.                                      24,000      2,048             0.0%
#   China Overseas Grand Oceans Group, Ltd.                           5,669,500  1,798,724             0.0%
    China Pioneer Pharma Holdings, Ltd.                                 589,000    257,785             0.0%
    China Power International Development, Ltd.                      12,003,000  7,543,065             0.2%
#   China Power New Energy Development Co., Ltd.                     32,320,000  2,238,635             0.1%
#   China Precious Metal Resources Holdings Co., Ltd.                20,748,318    905,544             0.0%
    China Properties Group, Ltd.                                      2,640,000    543,758             0.0%
#   China Rare Earth Holdings, Ltd.                                   8,472,799    770,553             0.0%
    China Resources and Transportation Group, Ltd.                    3,000,000     12,750             0.0%
#   China Resources Cement Holdings, Ltd.                             7,372,000  2,974,891             0.1%
    China Ruifeng Renewable Energy Holdings, Ltd.                     1,468,000    179,375             0.0%
#   China Sanjiang Fine Chemicals Co., Ltd.                           3,510,000    739,895             0.0%
    China SCE Property Holdings, Ltd.                                 8,028,200  1,759,027             0.0%
#   China Shanshui Cement Group, Ltd.                                11,268,000  6,018,827             0.1%
    China Shineway Pharmaceutical Group, Ltd.                         2,025,200  2,626,111             0.1%
#   China Singyes Solar Technologies Holdings, Ltd.                   2,878,200  2,253,398             0.1%
#   China South City Holdings, Ltd.                                  14,216,000  3,390,287             0.1%
    China Starch Holdings, Ltd.                                       5,040,000    105,711             0.0%
#   China Suntien Green Energy Corp., Ltd. Class H                   10,775,000  1,921,105             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
CHINA -- (Continued)
    China Taifeng Beddings Holdings, Ltd.                             1,336,000 $   69,811             0.0%
#   China Tian Lun Gas Holdings, Ltd.                                 1,077,000    983,618             0.0%
    China Tianyi Holdings, Ltd.                                       1,636,000    189,461             0.0%
#   China Traditional Chinese Medicine Co., Ltd.                      5,836,000  4,413,762             0.1%
    China Travel International Investment Hong Kong, Ltd.            14,807,900  6,692,932             0.1%
    China Vanadium Titano - Magnetite Mining Co., Ltd.                5,882,000    234,133             0.0%
    China Water Affairs Group, Ltd.                                   6,752,000  3,579,815             0.1%
#   China Water Industry Group, Ltd.                                    760,000    156,473             0.0%
#   China Yongda Automobiles Services Holdings, Ltd.                    843,000    393,440             0.0%
#   China Yurun Food Group, Ltd.                                      9,041,000  1,925,346             0.0%
    China Zenith Chemical Group, Ltd.                                 2,180,000    224,510             0.0%
#   China ZhengTong Auto Services Holdings, Ltd.                      5,737,500  2,567,659             0.1%
#   China Zhongwang Holdings, Ltd.                                    5,296,400  2,346,229             0.1%
#   Chinasoft International, Ltd.                                     8,394,000  3,638,261             0.1%
    Chinese People Holdings Co., Ltd.                                 1,855,709     40,812             0.0%
    Chongqing Iron & Steel Co., Ltd. Class H                            495,400     79,457             0.0%
    Chongqing Machinery & Electric Co., Ltd. Class H                  7,586,000  1,079,633             0.0%
    Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.        2,662,000    451,197             0.0%
    CIFI Holdings Group Co., Ltd.                                     7,506,000  1,601,797             0.0%
#   CIMC Enric Holdings, Ltd.                                         3,706,000  2,444,413             0.1%
#   CITIC Dameng Holdings, Ltd.                                       2,998,000    250,000             0.0%
#   CITIC Resources Holdings, Ltd.                                   16,398,600  2,443,270             0.1%
#   Citychamp Watch & Jewellery Group, Ltd.                          11,492,000  1,781,146             0.0%
    Clear Media, Ltd.                                                   282,000    283,458             0.0%
    Coastal Greenland, Ltd.                                           5,286,000    133,001             0.0%
#   Comba Telecom Systems Holdings, Ltd.                              6,774,412  1,391,402             0.0%
    Comtec Solar Systems Group, Ltd.                                  4,832,000    440,573             0.0%
#   Concord New Energy Group, Ltd.                                   25,974,964  1,764,284             0.0%
    Coolpad Group, Ltd.                                              15,784,000  2,753,977             0.1%
#   Cosco International Holdings, Ltd.                                2,703,000  1,555,412             0.0%
#   COSCO Pacific, Ltd.                                               4,276,604  5,532,669             0.1%
    Coslight Technology International Group Co., Ltd.                   294,000    109,903             0.0%
    CP Pokphand Co., Ltd.                                            29,862,594  3,564,235             0.1%
#   CPMC Holdings, Ltd.                                               2,524,000  1,411,776             0.0%
#   CT Environmental Group, Ltd.                                     10,572,000  3,787,971             0.1%
    Da Ming International Holdings, Ltd.                                862,000    242,784             0.0%
    DaChan Food Asia, Ltd.                                            1,523,955    170,836             0.0%
#   Dah Chong Hong Holdings, Ltd.                                     4,922,000  2,229,601             0.1%
#   Dalian Port PDA Co., Ltd. Class H                                 3,028,000  1,091,993             0.0%
#   Daphne International Holdings, Ltd.                               6,714,000  1,191,507             0.0%
    Dawnrays Pharmaceutical Holdings, Ltd.                            2,714,943  2,234,726             0.1%
#   DBA Telecommunication Asia Holdings, Ltd.                         2,108,000     35,697             0.0%
#   Digital China Holdings, Ltd.                                      5,557,800  5,656,005             0.1%
#   Dongjiang Environmental Co., Ltd. Class H                           190,375    367,457             0.0%
    Dongyue Group, Ltd.                                               7,432,000  2,024,794             0.1%
#   Dynasty Fine Wines Group, Ltd.                                    1,614,000     56,225             0.0%
    Embry Holdings, Ltd.                                                473,000    257,470             0.0%
    EVA Precision Industrial Holdings, Ltd.                           5,958,435  1,428,865             0.0%
    EverChina International Holdings Co., Ltd.                       11,170,000    451,356             0.0%
    Evergreen International Holdings, Ltd.                            1,228,000    142,316             0.0%
    Extrawell Pharmaceutical Holdings, Ltd.                           1,337,921     65,279             0.0%
    Fantasia Holdings Group Co., Ltd.                                11,991,000  1,415,718             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                       SHARES     VALUE++   OF NET ASSETS**
                                                                     ---------- ----------- ---------------
CHINA -- (Continued)
    Far East Horizon, Ltd.                                            4,434,000 $ 3,688,089             0.1%
#   First Tractor Co., Ltd. Class H                                   1,007,176     683,679             0.0%
    Freetech Road Recycling Technology Holdings, Ltd.                 2,164,000     247,338             0.0%
    Fu Shou Yuan International Group, Ltd.                              707,000     482,057             0.0%
#   Fufeng Group, Ltd.                                                6,185,600   3,274,490             0.1%
#   Fuguiniao Co., Ltd. Class H                                       1,058,000     634,056             0.0%
    Future Land Development Holdings, Ltd.                            3,186,000     491,255             0.0%
#   GCL-Poly Energy Holdings, Ltd.                                   57,432,000  11,936,202             0.3%
#   Geely Automobile Holdings, Ltd.                                  28,845,000  15,308,334             0.3%
    Global Bio-Chem Technology Group Co., Ltd.                        4,700,800     183,647             0.0%
    Glorious Property Holdings, Ltd.                                 15,466,501   1,992,388             0.1%
    Goldbond Group Holdings, Ltd.                                       210,000      10,322             0.0%
#   Golden Eagle Retail Group, Ltd.                                   3,149,000   4,037,147             0.1%
#   Golden Meditech Holdings, Ltd.                                    3,396,789     497,729             0.0%
#   Goldin Properties Holdings, Ltd.                                  1,058,000     910,101             0.0%
    Goldlion Holdings, Ltd.                                           1,613,962     682,041             0.0%
#   Goldpac Group, Ltd.                                               1,555,000     802,154             0.0%
    GOME Electrical Appliances Holding, Ltd.                         57,831,000  10,567,435             0.2%
    Good Friend International Holdings, Inc.                            398,667      97,477             0.0%
#   Goodbaby International Holdings, Ltd.                             4,330,000   1,981,229             0.1%
#   Greatview Aseptic Packaging Co., Ltd.                             4,809,000   2,257,623             0.1%
#   Greenland Hong Kong Holdings, Ltd.                                2,737,000   1,155,671             0.0%
#   Greentown China Holdings, Ltd.                                    4,469,648   3,892,265             0.1%
#   Guangdong Land Holdings, Ltd.                                     4,396,800     984,201             0.0%
    Guangdong Yueyun Transportation Co., Ltd. Class H                   359,000     243,046             0.0%
#   Guangshen Railway Co., Ltd. Class H                               1,690,000     873,325             0.0%
#   Guangzhou R&F Properties Co., Ltd. Class H                        5,330,800   5,283,732             0.1%
#   Guodian Technology & Environment Group Corp., Ltd. Class H        5,028,000     485,321             0.0%
    Haitian International Holdings, Ltd.                              3,051,000   5,338,331             0.1%
#   Hanergy Thin Film Power Group, Ltd.                              17,084,000   2,314,427             0.1%
#   Harbin Electric Co., Ltd. Class H                                 4,715,413   2,792,863             0.1%
    Henderson Investment, Ltd.                                          596,000      49,830             0.0%
#   Hengdeli Holdings, Ltd.                                          15,517,399   2,329,468             0.1%
#   Hi Sun Technology China, Ltd.                                     1,422,000     275,215             0.0%
    Hidili Industry International Development, Ltd.                   2,923,000     149,717             0.0%
#   Hilong Holding, Ltd.                                              4,081,000     862,321             0.0%
    Hisense Kelon Electrical Holdings Co., Ltd. Class H                 932,000     474,115             0.0%
#   HKC Holdings, Ltd.                                               19,289,447     447,125             0.0%
    HL Technology Group, Ltd.                                         1,278,000     490,529             0.0%
    HNA Infrastructure Co., Ltd. Class H                                603,000     690,486             0.0%
#   Honghua Group, Ltd.                                              10,418,000     844,006             0.0%
    Hopefluent Group Holdings, Ltd.                                     787,670     194,174             0.0%
    Hopewell Highway Infrastructure, Ltd.                             4,163,000   1,909,436             0.0%
#   Hopson Development Holdings, Ltd.                                 4,002,000   3,381,259             0.1%
#   HOSA International, Ltd.                                          2,860,000   1,179,172             0.0%
#   Hua Han Bio-Pharmaceutical Holdings, Ltd. Class H                21,955,698   3,183,537             0.1%
    Huabao International Holdings, Ltd.                              11,025,014   4,597,054             0.1%
#   Huadian Fuxin Energy Corp., Ltd. Class H                         13,648,000   4,233,808             0.1%
    Huaneng Renewables Corp., Ltd. Class H                           21,172,000   6,520,679             0.1%
    Huiyin Smart Community Co., Ltd.                                  1,352,000     133,237             0.0%
    Hydoo International Holding, Ltd.                                 1,434,000     221,341             0.0%
#   Inspur International, Ltd.                                        2,056,000     391,036             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
CHINA -- (Continued)
#   Intime Retail Group Co., Ltd.                                     6,959,000 $7,668,561             0.2%
#   Jiangnan Group, Ltd.                                              6,512,000  1,491,212             0.0%
    Jinchuan Group International Resources Co., Ltd.                  3,808,000    186,715             0.0%
#   Jingwei Textile Machinery Class H                                 1,272,000  1,910,397             0.0%
    Ju Teng International Holdings, Ltd.                              5,126,000  2,796,739             0.1%
    Jutal Offshore Oil Services, Ltd.                                   356,000     34,307             0.0%
    Kai Yuan Holdings, Ltd.                                          13,520,000    139,064             0.0%
#   Kaisa Group Holdings, Ltd.                                        9,828,000    741,798             0.0%
    Kasen International Holdings, Ltd.                                  162,000     26,436             0.0%
    Kingboard Chemical Holdings, Ltd.                                 4,036,921  5,693,124             0.1%
    Kingboard Laminates Holdings, Ltd.                                5,419,000  2,250,034             0.1%
#   Kingdee International Software Group Co., Ltd.                   11,041,200  4,540,793             0.1%
    KWG Property Holding, Ltd.                                       10,280,950  7,386,923             0.2%
    Labixiaoxin Snacks Group, Ltd.                                    2,047,000    184,291             0.0%
    Lai Fung Holdings, Ltd.                                          27,157,614    461,959             0.0%
    Landing International Development, Ltd.                          11,495,000    346,336             0.0%
    Le Saunda Holdings, Ltd.                                          2,003,799    534,191             0.0%
    Lee & Man Chemical Co., Ltd.                                        998,785    435,948             0.0%
    Lee & Man Paper Manufacturing, Ltd.                               9,066,000  5,632,501             0.1%
#   Lee's Pharmaceutical Holdings, Ltd.                                 355,000    458,353             0.0%
    Leoch International Technology, Ltd.                                953,000     73,290             0.0%
#   Lianhua Supermarket Holdings Co., Ltd. Class H                    2,353,600  1,098,872             0.0%
#   Lifetech Scientific Corp.                                         8,016,000  1,523,910             0.0%
    Lingbao Gold Co., Ltd. Class H                                      746,000    119,757             0.0%
    Livzon Pharmaceutical Group, Inc. Class H                           259,480  1,325,756             0.0%
#   Logan Property Holdings Co., Ltd.                                 1,664,000    698,322             0.0%
    Lonking Holdings, Ltd.                                           12,626,000  2,025,037             0.1%
    Loudong General Nice Resources China Holdings, Ltd.               7,941,140    676,299             0.0%
#   Maanshan Iron & Steel Co., Ltd. Class H                             358,000     76,642             0.0%
    Maoye International Holdings, Ltd.                                6,946,000    881,070             0.0%
#   Microport Scientific Corp.                                        1,794,000    747,232             0.0%
    MIE Holdings Corp.                                                5,958,000    788,856             0.0%
    MIN XIN Holdings, Ltd.                                              568,000    489,276             0.0%
#   Mingfa Group International Co., Ltd.                              7,108,000  1,701,071             0.0%
    Mingyuan Medicare Development Co., Ltd.                           6,950,000     77,386             0.0%
    Minmetals Land, Ltd.                                              6,966,000    715,856             0.0%
    Minth Group, Ltd.                                                 3,313,000  6,864,422             0.1%
#   MMG, Ltd.                                                         8,682,000  1,918,644             0.0%
    MOBI Development Co., Ltd.                                        1,014,000    166,549             0.0%
    Nan Hai Corp., Ltd.                                               5,500,000    115,902             0.0%
    Nature Home Holding Co., Ltd.                                       520,000     66,320             0.0%
#   NetDragon Websoft, Inc.                                             494,044  1,356,910             0.0%
    New World Department Store China, Ltd.                            2,838,462    472,802             0.0%
    Nine Dragons Paper Holdings, Ltd.                                10,759,000  7,099,210             0.2%
    North Mining Shares Co., Ltd.                                    15,820,000    170,914             0.0%
#   NVC Lighting Holding, Ltd.                                        7,010,000    913,491             0.0%
    O-Net Communications Group, Ltd.                                  1,175,000    344,286             0.0%
    Overseas Chinese Town Asia Holdings, Ltd.                         1,484,183    668,512             0.0%
#   Pacific Online, Ltd.                                              2,548,365    849,789             0.0%
#   Parkson Retail Group, Ltd.                                        7,034,500  1,036,590             0.0%
#   PAX Global Technology, Ltd.                                       3,168,000  4,134,531             0.1%
    Peak Sport Products Co., Ltd.                                       318,000     95,568             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES      VALUE++   OF NET ASSETS**
                                                                     ----------- ----------- ---------------
CHINA -- (Continued)
#   Phoenix Healthcare Group Co., Ltd.                                 2,021,000 $ 3,055,256             0.1%
#   Phoenix Satellite Television Holdings, Ltd.                        6,938,000   1,665,327             0.0%
#   Poly Property Group Co., Ltd.                                     14,009,000   4,535,186             0.1%
    Pou Sheng International Holdings, Ltd.                            11,707,806   1,865,738             0.0%
    Powerlong Real Estate Holdings, Ltd.                               7,109,000   1,398,453             0.0%
#   Prosperity International Holdings HK, Ltd.                         5,020,000     148,161             0.0%
#   PW Medtech Group, Ltd.                                             3,367,000     703,812             0.0%
    Qingling Motors Co., Ltd. Class H                                  1,694,000     545,770             0.0%
    Qunxing Paper Holdings Co., Ltd.                                     669,913      32,672             0.0%
    Real Gold Mining, Ltd.                                               300,500      10,197             0.0%
#   Real Nutriceutical Group, Ltd.                                     3,249,000     419,193             0.0%
#   Renhe Commercial Holdings Co., Ltd.                               98,029,000   5,107,712             0.1%
#   REXLot Holdings, Ltd.                                             59,701,502   2,541,932             0.1%
    Road King Infrastructure, Ltd.                                     1,459,000   1,270,309             0.0%
    Samson Holding, Ltd.                                               3,499,000     441,633             0.0%
#   Sany Heavy Equipment International Holdings Co., Ltd.              6,295,000   1,528,914             0.0%
    Scud Group, Ltd.                                                   1,876,000      94,398             0.0%
    Semiconductor Manufacturing International Corp.                  118,116,000  10,942,227             0.2%
    Semiconductor Manufacturing International Corp. ADR                   31,979     148,702             0.0%
    Shandong Chenming Paper Holdings, Ltd. Class H                     2,074,500   1,157,957             0.0%
    Shandong Weigao Group Medical Polymer Co., Ltd. Class H            6,392,000   4,397,040             0.1%
    Shandong Xinhua Pharmaceutical Co., Ltd. Class H                     398,000     250,403             0.0%
    Shanghai Industrial Holdings, Ltd.                                 2,670,000   6,991,287             0.2%
#   Shanghai Industrial Urban Development Group, Ltd.                 11,340,000   2,200,471             0.1%
    Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H    6,956,000   2,156,636             0.1%
    Shanghai Prime Machinery Co., Ltd. Class H                         4,814,000     839,565             0.0%
    Shanghai Zendai Property, Ltd.                                     8,390,000     219,365             0.0%
    Shengli Oil & Gas Pipe Holdings, Ltd.                              2,272,500      79,995             0.0%
    Shenguan Holdings Group, Ltd.                                      6,676,000     962,268             0.0%
    Shenzhen Expressway Co., Ltd. Class H                              4,024,400   3,095,993             0.1%
    Shenzhen International Holdings, Ltd.                              6,618,751  10,085,178             0.2%
    Shenzhen Investment, Ltd.                                         17,159,378   6,941,906             0.2%
    Shougang Concord International Enterprises Co., Ltd.              28,796,000   1,200,737             0.0%
#   Shougang Fushan Resources Group, Ltd.                             18,812,000   2,489,788             0.1%
#   Shui On Land, Ltd.                                                22,826,643   6,280,690             0.1%
    Shunfeng International Clean Energy, Ltd.                          7,226,000   2,308,691             0.1%
#   Sichuan Expressway Co., Ltd. Class H                               4,984,000   1,734,693             0.0%
    Sijia Group Co.                                                    1,076,350      35,690             0.0%
    Silver Grant International Industries, Ltd.                        4,622,000     624,365             0.0%
    SIM Technology Group, Ltd.                                         1,050,000      55,225             0.0%
#   Sino Oil And Gas Holdings, Ltd.                                   71,702,766   1,768,627             0.0%
    Sino-Ocean Land Holdings, Ltd.                                     5,247,104   3,029,507             0.1%
    Sinofert Holdings, Ltd.                                           13,929,327   2,446,731             0.1%
    Sinolink Worldwide Holdings, Ltd.                                 10,218,800   1,116,298             0.0%
#   SinoMedia Holding, Ltd.                                            1,126,000     358,900             0.0%
    Sinopec Engineering Group Co., Ltd. Class H                        1,669,000   1,436,816             0.0%
#   Sinopec Kantons Holdings, Ltd.                                     3,440,000   1,941,656             0.0%
#   Sinosoft Technology Group, Ltd.                                    2,418,000   1,370,836             0.0%
    Sinotrans Shipping, Ltd.                                           2,534,586     534,028             0.0%
    Sinotrans, Ltd. Class H                                            9,671,000   5,263,820             0.1%
    Sinotruk Hong Kong, Ltd.                                           4,031,000   1,677,850             0.0%
    SITC International Holdings Co., Ltd.                              4,836,000   2,476,044             0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
CHINA -- (Continued)
#   Skyworth Digital Holdings, Ltd.                                  10,631,641 $7,868,244             0.2%
#   SMI Holdings Group, Ltd.                                         14,404,066  1,275,113             0.0%
#   SOHO China, Ltd.                                                  9,124,000  4,703,881             0.1%
    Solargiga Energy Holdings, Ltd.                                   5,815,000    167,917             0.0%
#   Sound Global, Ltd.                                                  193,000     38,600             0.0%
    Sparkle Roll Group, Ltd.                                          6,064,000    273,411             0.0%
    Springland International Holdings, Ltd.                           4,080,000  1,016,474             0.0%
#   SPT Energy Group, Inc.                                            4,844,000    472,392             0.0%
    SRE Group, Ltd.                                                  16,652,346    827,182             0.0%
#   SSY Group, Ltd.                                                  11,093,152  2,763,464             0.1%
    Sun King Power Electronics Group                                    446,000     55,673             0.0%
    Sunac China Holdings, Ltd.                                       11,569,000  7,109,945             0.2%
#   Sunny Optical Technology Group Co., Ltd.                          3,582,000  8,301,054             0.2%
    Synertone Communication Corp.                                    14,232,000    287,174             0.0%
    TCC International Holdings, Ltd.                                  9,734,647  1,928,836             0.0%
#   TCL Communication Technology Holdings, Ltd.                       3,352,198  2,499,391             0.1%
#   TCL Multimedia Technology Holdings, Ltd.                          3,700,510  1,652,979             0.0%
#   Technovator International, Ltd.                                     430,000    268,783             0.0%
#   Tenfu Cayman Holdings Co., Ltd.                                     185,000     68,015             0.0%
#   Tenwow International Holdings, Ltd.                               1,714,000    579,001             0.0%
    Texhong Textile Group, Ltd.                                       1,890,000  1,401,799             0.0%
#   Tian An China Investment Co., Ltd.                                1,383,000    828,879             0.0%
    Tian Shan Development Holdings, Ltd.                              1,600,000    670,892             0.0%
    Tiande Chemical Holdings, Ltd.                                       64,000     10,315             0.0%
#   Tiangong International Co., Ltd.                                  8,398,000    777,063             0.0%
    Tianjin Capital Environmental Protection Group Co., Ltd. Class H  1,630,000  1,223,495             0.0%
    Tianjin Development Holdings, Ltd.                                1,696,000  1,098,338             0.0%
    Tianjin Jinran Public Utilities Co., Ltd. Class H                 2,970,000    332,894             0.0%
    Tianjin Port Development Holdings, Ltd.                          10,556,800  1,750,349             0.0%
    Tianneng Power International, Ltd.                                4,736,048  3,428,426             0.1%
#   Tibet 5100 Water Resources Holdings, Ltd.                         8,177,000  2,645,844             0.1%
    Time Watch Investments, Ltd.                                      1,456,000    228,486             0.0%
#   Tomson Group, Ltd.                                                1,178,575    258,300             0.0%
#   Tong Ren Tang Technologies Co., Ltd. Class H                      3,390,000  5,303,736             0.1%
#   Tongda Group Holdings, Ltd.                                      16,750,000  3,411,341             0.1%
    Tonly Electronics Holdings, Ltd.                                    431,176    266,575             0.0%
    Top Spring International Holdings, Ltd.                             292,500    121,712             0.0%
#   Towngas China Co., Ltd.                                           5,430,000  3,661,014             0.1%
    TPV Technology, Ltd.                                              4,981,964    729,425             0.0%
    Travelsky Technology, Ltd. Class H                                4,569,090  6,716,994             0.1%
    Trigiant Group, Ltd.                                              3,526,000    743,235             0.0%
    Trony Solar Holdings Co., Ltd.                                    1,757,000     26,750             0.0%
#   Truly International Holdings, Ltd.                                8,033,573  1,914,031             0.0%
    Uni-President China Holdings, Ltd.                                5,327,000  4,362,945             0.1%
    United Energy Group, Ltd.                                        13,424,450  1,810,726             0.0%
#   Universal Health International Group Holding, Ltd.                6,284,000  2,479,394             0.1%
#   V1 Group, Ltd.                                                   20,329,600  1,540,169             0.0%
    Wanguo International Mining Group, Ltd.                             118,000     42,171             0.0%
    Wasion Group Holdings, Ltd.                                       2,898,000  3,214,994             0.1%
    Weiqiao Textile Co. Class H                                       2,212,000    998,227             0.0%
    Welling Holding, Ltd.                                             6,026,000  1,006,894             0.0%
#   West China Cement, Ltd.                                          16,556,000  2,825,151             0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
CHINA -- (Continued)
#   Wisdom Sports Group                                               4,072,000 $  2,121,649             0.1%
#   Wumart Stores, Inc. Class H                                       2,869,000    2,046,840             0.1%
#   Wuzhou International Holdings, Ltd.                               9,244,000    1,429,689             0.0%
#   Xiamen International Port Co., Ltd. Class H                       6,010,000    1,535,216             0.0%
    Xiao Nan Guo Restaurants Holdings, Ltd.                             792,000       75,311             0.0%
#   Xinchen China Power Holdings, Ltd.                                1,117,000      267,365             0.0%
    Xingda International Holdings, Ltd.                               5,577,000    1,224,573             0.0%
    Xinhua Winshare Publishing and Media Co., Ltd. Class H            1,802,103    1,515,379             0.0%
    Xinjiang Xinxin Mining Industry Co., Ltd. Class H                 4,629,598      517,281             0.0%
#   Xinyi Solar Holdings, Ltd.                                        5,954,000    2,359,285             0.1%
    Xiwang Special Steel Co., Ltd.                                    3,409,000      635,436             0.0%
    XTEP International Holdings, Ltd.                                 3,951,000    2,045,689             0.1%
    Yanchang Petroleum International, Ltd.                           27,560,000      873,247             0.0%
    Yingde Gases Group Co., Ltd.                                      6,350,500    2,821,999             0.1%
#   Yip's Chemical Holdings, Ltd.                                     1,844,000      756,551             0.0%
    Youyuan International Holdings, Ltd.                              2,170,070      719,039             0.0%
    Yuanda China Holdings, Ltd.                                      12,884,000      604,745             0.0%
    Yuexiu Property Co., Ltd.                                        47,444,284    8,174,158             0.2%
    Yuexiu Transport Infrastructure, Ltd.                             3,850,018    2,624,908             0.1%
#   Yuzhou Properties Co., Ltd.                                       7,527,120    1,794,713             0.0%
#   Zall Development Group, Ltd.                                     13,914,000    3,087,771             0.1%
#   Zhaojin Mining Industry Co., Ltd. Class H                         5,620,000    3,167,261             0.1%
#   Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H           1,244,600      572,215             0.0%
    Zhong An Real Estate, Ltd.                                        6,952,400      760,240             0.0%
#   Zhongsheng Group Holdings, Ltd.                                   3,443,500    1,426,760             0.0%
    Zhuhai Holdings Investment Group, Ltd.                              768,000      110,563             0.0%
                                                                                ------------            ----
TOTAL CHINA                                                                      719,243,835            14.7%
                                                                                ------------            ----
COLOMBIA -- (0.1%)
    Almacenes Exito SA                                                  155,005      698,780             0.0%
    Bolsa de Valores de Colombia                                     29,054,344      165,480             0.0%
    Celsia SA ESP                                                       762,291      786,762             0.0%
    Cemex Latam Holdings SA                                             753,660    2,622,331             0.1%
    Constructora Conconcreto SA                                         293,150      119,911             0.0%
    Corp. Financiera Colombiana SA(BYPK1V0)                                 271        3,540             0.0%
    Corp. Financiera Colombiana SA(B000C92)                              29,206      381,483             0.0%
    Empresa de Telecomunicaciones de Bogota                           2,521,327      517,842             0.0%
    Grupo Odinsa SA                                                      19,092       54,667             0.0%
    Interconexion Electrica SA ESP                                      309,221      740,764             0.0%
    Isagen SA ESP                                                     1,752,252    1,856,891             0.1%
    Mineros SA                                                          102,961       64,684             0.0%
                                                                                ------------            ----
TOTAL COLOMBIA                                                                     8,013,135             0.2%
                                                                                ------------            ----
GREECE -- (0.4%)
    Aegean Airlines SA                                                  246,576    1,914,401             0.1%
    Astir Palace Vouliagmeni SA                                          37,651       92,284             0.0%
    Athens Water Supply & Sewage Co. SA (The)                           135,905      862,773             0.0%
    Bank of Greece                                                      142,930    1,514,822             0.0%
    Ellaktor SA                                                         909,399    1,787,461             0.0%
    Elval Holdings SA                                                    61,004      106,587             0.0%
    Fourlis Holdings SA                                                 283,268      868,631             0.0%
    Frigoglass SAIC                                                     167,513      418,222             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
GREECE -- (Continued)
    GEK Terna Holding Real Estate Construction SA                      475,188 $   982,548             0.0%
    Hellenic Exchanges - Athens Stock Exchange SA                      536,300   3,070,453             0.1%
    Iaso SA                                                            282,999     169,519             0.0%
    Intracom Holdings SA                                               664,642     245,659             0.0%
    Intralot SA-Integrated Lottery Systems & Services                  865,039   1,439,768             0.0%
    Lamda Development SA                                                92,510     469,499             0.0%
    Marfin Investment Group Holdings SA                              6,110,771     580,368             0.0%
    Metka SA                                                           188,510   1,810,985             0.1%
    Motor Oil Hellas Corinth Refineries SA                             257,718   3,180,027             0.1%
    Mytilineos Holdings SA                                             404,999   2,167,387             0.1%
    Piraeus Port Authority SA                                           42,172     742,893             0.0%
    Sarantis SA                                                         96,712     781,285             0.0%
    Terna Energy SA                                                    257,713     819,653             0.0%
                                                                               -----------             ---
TOTAL GREECE                                                                    24,025,225             0.5%
                                                                               -----------             ---
HONG KONG -- (0.0%)
    China Grand Pharmaceutical and Healthcare Holdings, Ltd. Class A   340,000      85,103             0.0%
*   Eternity Investment, Ltd.                                               --          --             0.0%
    Sino-I Technology, Ltd.                                          3,950,000      67,949             0.0%
                                                                               -----------             ---
TOTAL HONG KONG                                                                    153,052             0.0%
                                                                               -----------             ---
HUNGARY -- (0.0%)
#   FHB Mortgage Bank P.L.C.                                            27,009      66,875             0.0%
                                                                               -----------             ---
INDIA -- (12.7%)
    3M India, Ltd.                                                       5,887   1,052,489             0.0%
    Aarti Industries                                                   200,514   1,559,234             0.0%
    Aban Offshore, Ltd.                                                137,519     468,804             0.0%
    ABG Shipyard, Ltd.                                                 104,952     201,904             0.0%
    Accelya Kale Solutions, Ltd.                                         1,765      25,559             0.0%
    Adani Power, Ltd.                                                5,408,784   2,585,778             0.1%
    Advanta, Ltd.                                                      201,749   1,570,618             0.0%
    Aegis Logistics, Ltd.                                            1,171,370   1,822,857             0.0%
    Agro Tech Foods, Ltd.                                               62,964     562,966             0.0%
    AIA Engineering, Ltd.                                              229,359   3,361,986             0.1%
    Ajanta Pharma, Ltd.                                                312,626   7,369,743             0.2%
    Akzo Nobel India, Ltd.                                              71,693   1,473,039             0.0%
    Alembic Pharmaceuticals, Ltd.                                      571,962   5,924,706             0.1%
    Alembic, Ltd.                                                      624,014     406,998             0.0%
    Allahabad Bank                                                   1,121,891   1,283,990             0.0%
    Allcargo Logistics, Ltd.                                           185,553     894,441             0.0%
    Alok Industries, Ltd.                                            3,380,589     350,128             0.0%
    Alstom India, Ltd.                                                 183,901   1,743,359             0.0%
    Alstom T&D India, Ltd.                                             124,100     990,983             0.0%
    Amara Raja Batteries, Ltd.                                         596,481   8,233,317             0.2%
    Amtek Auto, Ltd.                                                   217,501     133,367             0.0%
    Anant Raj, Ltd.                                                    315,955     181,764             0.0%
    Andhra Bank                                                      1,292,581   1,289,964             0.0%
    Apar Industries, Ltd.                                               95,118     623,168             0.0%
    Apollo Hospitals Enterprise, Ltd.                                   65,541   1,314,322             0.0%
    Apollo Tyres, Ltd.                                               2,187,844   5,726,005             0.1%
    Arvind Infrastructure, Ltd.                                        181,595     169,520             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
INDIA -- (Continued)
    Arvind, Ltd.                                                     1,986,900 $ 8,423,181             0.2%
    Asahi India Glass, Ltd.                                            420,046   1,037,560             0.0%
    Ashok Leyland, Ltd.                                              8,562,959  12,246,273             0.3%
    Ashoka Buildcon, Ltd.                                               44,737     111,319             0.0%
    Astral Polytechnik, Ltd.                                            16,783     105,600             0.0%
    Atul, Ltd.                                                          82,071   2,122,009             0.1%
    Automotive Axles, Ltd.                                              11,656     115,912             0.0%
    Bajaj Corp., Ltd.                                                  382,136   2,386,433             0.1%
    Bajaj Electricals, Ltd.                                            143,101     539,260             0.0%
    Bajaj Finance, Ltd.                                                 36,778   2,921,968             0.1%
    Bajaj Finserv, Ltd.                                                 66,761   1,995,515             0.1%
    Bajaj Hindusthan Sugar, Ltd.                                       906,624     275,503             0.0%
    Bajaj Holdings & Investment, Ltd.                                  117,527   2,991,493             0.1%
    Balkrishna Industries, Ltd.                                        244,433   2,432,271             0.1%
    Ballarpur Industries, Ltd.                                       1,005,483     277,404             0.0%
    Balmer Lawrie & Co., Ltd.                                          117,876   1,044,839             0.0%
    Balrampur Chini Mills, Ltd.                                      1,374,241   1,281,443             0.0%
    Bank of India                                                    1,787,393   3,580,286             0.1%
    Bank Of Maharashtra                                                922,950     474,357             0.0%
    Bannari Amman Sugars, Ltd.                                          14,297     213,717             0.0%
    BASF India, Ltd.                                                    82,604   1,136,718             0.0%
    Bata India, Ltd.                                                   312,614   2,392,957             0.1%
    BEML, Ltd.                                                         269,474   4,795,890             0.1%
    Berger Paints India, Ltd.                                        2,012,622   6,841,515             0.2%
    Bhushan Steel, Ltd.                                                 85,019      57,187             0.0%
    Biocon, Ltd.                                                       595,447   4,124,057             0.1%
    Birla Corp., Ltd.                                                  160,261   1,052,483             0.0%
    Blue Dart Express, Ltd.                                             33,361   3,866,409             0.1%
    Blue Star, Ltd.                                                    257,725   1,554,624             0.0%
    Bombay Dyeing & Manufacturing Co., Ltd.                            958,407     959,996             0.0%
    Brigade Enterprises, Ltd.                                          181,455     424,800             0.0%
    Canara Bank                                                         92,433     388,443             0.0%
    Carborundum Universal, Ltd.                                        329,688     883,938             0.0%
    Castex Technologies, Ltd.                                          467,054     168,124             0.0%
    CCL Products India, Ltd.                                           508,280   1,698,688             0.0%
    Ceat, Ltd.                                                         255,249   4,198,305             0.1%
    Central Bank Of India                                              290,262     366,079             0.0%
    Century Plyboards India, Ltd.                                      515,785   1,387,431             0.0%
    Century Textiles & Industries, Ltd.                                729,171   6,156,642             0.1%
    Cera Sanitaryware, Ltd.                                              2,795      81,590             0.0%
    CESC, Ltd.                                                         635,283   5,647,631             0.1%
    Chambal Fertilizers & Chemicals, Ltd.                            1,262,558   1,108,050             0.0%
    Chennai Petroleum Corp., Ltd.                                      427,912   1,385,056             0.0%
    Chennai Super Kings Cricket, Ltd.                                1,658,632      57,111             0.0%
    Cholamandalam Investment and Finance Co., Ltd.                      85,988     828,241             0.0%
    City Union Bank, Ltd.                                            1,679,038   2,308,438             0.1%
    Clariant Chemicals India, Ltd.                                      67,559     794,983             0.0%
    Coromandel International, Ltd.                                     546,870   1,558,972             0.0%
    Corp. Bank                                                       1,358,435     903,840             0.0%
    Cox & Kings, Ltd.                                                  693,708   2,848,346             0.1%
    Credit Analysis & Research, Ltd.                                    13,145     263,085             0.0%
    CRISIL, Ltd.                                                        65,030   1,939,226             0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
INDIA -- (Continued)
    Crompton Greaves, Ltd.                                            3,403,119 $9,041,818             0.2%
    Cyient, Ltd.                                                        367,555  3,012,468             0.1%
    Dalmia Bharat, Ltd.                                                 109,758  1,186,736             0.0%
    DB Corp., Ltd.                                                       43,770    218,293             0.0%
    DB Realty, Ltd.                                                     852,641    807,482             0.0%
    DCB Bank, Ltd.                                                    2,095,745  2,763,252             0.1%
    DCM Shriram, Ltd.                                                   260,162    517,463             0.0%
    Deepak Fertilisers & Petrochemicals Corp., Ltd.                     236,651    526,495             0.0%
    Delta Corp., Ltd.                                                   740,999    950,495             0.0%
    DEN Networks, Ltd.                                                  437,090    759,042             0.0%
    Dena Bank                                                         1,121,962    718,849             0.0%
    Dewan Housing Finance Corp., Ltd.                                   193,099    661,164             0.0%
    Dhanuka Agritech, Ltd.                                                4,439     30,176             0.0%
    Dish TV India, Ltd.                                               4,089,775  6,614,825             0.1%
    Dishman Pharmaceuticals & Chemicals, Ltd.                           544,095  3,023,321             0.1%
    Dynamatic Technologies, Ltd.                                          7,303    256,599             0.0%
    eClerx Services, Ltd.                                               102,711  2,853,083             0.1%
    Edelweiss Financial Services, Ltd.                                1,730,599  1,574,333             0.0%
    EID Parry India, Ltd.                                               554,496  1,478,760             0.0%
    EIH, Ltd.                                                           970,175  1,704,676             0.0%
    Electrosteel Castings, Ltd.                                         607,641    175,207             0.0%
    Elgi Equipments, Ltd.                                               238,521    504,236             0.0%
    Emami, Ltd.                                                         101,259  1,660,258             0.0%
    Engineers India, Ltd.                                               777,421  2,316,330             0.1%
    Entertainment Network India, Ltd.                                    63,506    648,191             0.0%
    Eros International Media, Ltd.                                      285,043  1,202,398             0.0%
    Escorts, Ltd.                                                       754,964  2,026,486             0.1%
    Essar Oil, Ltd.                                                   1,336,723  3,870,803             0.1%
    Essar Ports, Ltd.                                                   514,193    909,541             0.0%
    Essel Propack, Ltd.                                                 492,684  1,197,470             0.0%
    Eveready Industries India, Ltd.                                     220,779    928,567             0.0%
    Exide Industries, Ltd.                                            2,409,364  5,536,971             0.1%
    FAG Bearings India, Ltd.                                             33,586  2,132,913             0.1%
    FDC, Ltd.                                                           459,784  1,684,864             0.0%
    Federal Bank, Ltd.                                                9,711,220  8,009,866             0.2%
    Federal-Mogul Goetze India, Ltd.                                     72,593    400,909             0.0%
    Finolex Cables, Ltd.                                                771,546  2,973,213             0.1%
    Finolex Industries, Ltd.                                            412,713  1,969,312             0.1%
    Firstsource Solutions, Ltd.                                       2,197,171  1,081,332             0.0%
    Fortis Healthcare, Ltd.                                           1,040,791  2,456,019             0.1%
    Future Consumer Enterprise, Ltd.                                  5,075,479  1,429,015             0.0%
    Future Retail, Ltd.                                                 976,270  1,758,023             0.0%
    Gabriel India, Ltd.                                                 583,153    795,871             0.0%
    Gammon Infrastructure Projects, Ltd.                                491,684     55,807             0.0%
    Gateway Distriparks, Ltd.                                           622,489  3,181,206             0.1%
    Gati, Ltd.                                                          220,146    487,697             0.0%
    GHCL, Ltd.                                                          112,025    246,813             0.0%
    Gillette India, Ltd.                                                 14,470  1,074,927             0.0%
    Global Offshore Services, Ltd.                                       80,472    482,118             0.0%
    GMR Infrastructure, Ltd.                                         15,924,296  3,166,818             0.1%
    Godfrey Phillips India, Ltd.                                         34,724    497,095             0.0%
    Godrej Industries, Ltd.                                             291,266  1,751,636             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
INDIA -- (Continued)
    Godrej Properties, Ltd.                                            473,866 $2,484,278             0.1%
    Granules India, Ltd.                                               394,551    890,177             0.0%
    Graphite India, Ltd.                                               397,865    442,096             0.0%
    Great Eastern Shipping Co., Ltd. (The)                             537,311  3,094,249             0.1%
    Greaves Cotton, Ltd.                                               699,261  1,335,494             0.0%
    Greenply Industries, Ltd.                                              803     11,331             0.0%
    Grindwell Norton, Ltd.                                              22,877    257,649             0.0%
    Gruh Finance, Ltd.                                                 303,256  1,190,341             0.0%
    Gujarat Alkalies & Chemicals, Ltd.                                 194,312    497,796             0.0%
    Gujarat Fluorochemicals, Ltd.                                      220,265  2,169,794             0.1%
    Gujarat Gas, Ltd.                                                  319,983  2,727,531             0.1%
    Gujarat Industries Power Co., Ltd.                                  98,741    116,502             0.0%
    Gujarat Mineral Development Corp., Ltd.                            803,287    896,654             0.0%
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.               266,808    249,619             0.0%
    Gujarat Pipavav Port, Ltd.                                       1,085,407  2,682,144             0.1%
    Gujarat State Fertilisers & Chemicals, Ltd.                        969,096  1,071,885             0.0%
    Gujarat State Petronet, Ltd.                                     1,629,507  3,233,282             0.1%
    Gulf Oil Corp., Ltd.                                                76,450    169,839             0.0%
    Gulf Oil Lubricants India, Ltd.                                     76,450    568,971             0.0%
    GVK Power & Infrastructure, Ltd.                                 6,740,898    825,122             0.0%
    Hathway Cable & Datacom, Ltd.                                    1,923,827  1,209,722             0.0%
    Havells India, Ltd.                                              2,134,174  8,289,534             0.2%
    HEG, Ltd.                                                           68,820    171,031             0.0%
    HeidelbergCement India, Ltd.                                       836,118    965,949             0.0%
    Hexa Tradex, Ltd.                                                   56,891     14,584             0.0%
    Hexaware Technologies, Ltd.                                      1,734,722  6,323,067             0.1%
    Hikal, Ltd.                                                         77,780    150,493             0.0%
    Himachal Futuristic Communications, Ltd.                         5,579,427  1,346,962             0.0%
    Himatsingka Seide, Ltd.                                             40,402    126,238             0.0%
    Hinduja Global Solutions, Ltd.                                      15,689    112,745             0.0%
    Hinduja Ventures, Ltd.                                              27,826    175,391             0.0%
    Hindustan Construction Co., Ltd.                                 1,572,759    637,023             0.0%
    Hitachi Home & Life Solutions India, Ltd.                           64,496  1,324,143             0.0%
    Honeywell Automation India, Ltd.                                    13,522  1,963,374             0.1%
    Hotel Leela Venture, Ltd.                                          149,324     45,658             0.0%
    Housing Development & Infrastructure, Ltd.                       3,112,488  3,413,125             0.1%
    HSIL, Ltd.                                                         208,737    891,778             0.0%
    HT Media, Ltd.                                                     547,350    693,314             0.0%
    Huhtamaki PPL, Ltd.                                                117,975    479,643             0.0%
    ICRA, Ltd.                                                           2,173    127,851             0.0%
    IDBI Bank, Ltd.                                                  3,911,420  5,082,557             0.1%
    IFB Industries, Ltd.                                                20,210    163,759             0.0%
    IFCI, Ltd.                                                         670,192    271,619             0.0%
    IIFL Holdings, Ltd.                                              1,432,284  4,208,127             0.1%
    IL&FS Transportation Networks, Ltd.()                              201,763    277,889             0.0%
    IL&FS Transportation Networks, Ltd.(B3PHKL7)                       605,289    858,463             0.0%
    India Cements, Ltd.                                              1,658,632  1,977,906             0.1%
    Indian Bank                                                        735,784  1,402,706             0.0%
    Indian Hotels Co., Ltd.                                          2,876,440  4,379,528             0.1%
    Indian Overseas Bank                                             1,582,099    848,996             0.0%
    Indoco Remedies, Ltd.                                              294,727  1,468,317             0.0%
    Indraprastha Gas, Ltd.                                             366,128  2,729,219             0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
INDIA -- (Continued)
    Info Edge India, Ltd.                                                97,046 $1,119,607             0.0%
    Ingersoll-Rand India, Ltd.                                           89,008  1,060,813             0.0%
    Inox Leisure, Ltd.                                                  361,585  1,252,169             0.0%
    Intellect Design Arena, Ltd.                                        628,348  2,373,261             0.1%
    Ipca Laboratories, Ltd.                                             375,952  4,514,074             0.1%
    IRB Infrastructure Developers, Ltd.                               1,690,879  6,353,270             0.1%
    ITD Cementation India, Ltd.                                         144,983    226,763             0.0%
    J Kumar Infraprojects, Ltd.                                           7,608     88,522             0.0%
    Jagran Prakashan, Ltd.                                              787,472  1,688,831             0.0%
    Jai Corp., Ltd.                                                     104,735     85,663             0.0%
    Jain Irrigation Systems, Ltd.                                     3,227,194  3,035,773             0.1%
    Jaiprakash Associates, Ltd.                                      11,791,056  2,423,067             0.1%
    Jaiprakash Power Ventures, Ltd.                                   6,325,569    670,614             0.0%
    Jammu & Kashmir Bank, Ltd. (The)                                  2,152,390  2,759,784             0.1%
    Jaypee Infratech, Ltd.                                            3,746,133    738,756             0.0%
    JB Chemicals & Pharmaceuticals, Ltd.                                264,873  1,156,703             0.0%
    JBF Industries, Ltd.                                                210,765    702,310             0.0%
    Jindal Poly Films, Ltd.                                             120,722  1,009,863             0.0%
    Jindal Saw, Ltd.                                                  1,200,649  1,190,919             0.0%
    Jindal South West Holdings, Ltd.                                     21,339    309,588             0.0%
    Jindal Steel & Power, Ltd.                                        3,052,619  3,705,126             0.1%
    JK Cement, Ltd.                                                     195,528  2,020,170             0.1%
    JK Lakshmi Cement, Ltd.                                             493,007  2,838,796             0.1%
    JK Tyre & Industries, Ltd.                                        1,051,099  1,628,015             0.0%
    JM Financial, Ltd.                                                2,124,332  1,327,482             0.0%
    JSW Energy, Ltd.                                                  2,132,544  3,031,490             0.1%
    Jubilant Foodworks, Ltd.                                            325,974  7,301,652             0.2%
    Jubilant Life Sciences, Ltd.                                        505,015  3,147,334             0.1%
    Just Dial, Ltd.                                                     172,707  2,119,492             0.1%
    Jyothy Laboratories, Ltd.                                           415,956  1,962,802             0.1%
    Kajaria Ceramics, Ltd.                                              322,754  4,486,011             0.1%
    Kakinada Fertilizers, Ltd.                                          632,948     20,361             0.0%
    Kalpataru Power Transmission, Ltd.                                  480,876  1,910,450             0.1%
    Kansai Nerolac Paints, Ltd.                                         391,115  1,496,409             0.0%
    Karnataka Bank, Ltd. (The)                                        1,022,706  2,010,050             0.1%
    Karur Vysya Bank, Ltd. (The)                                        453,174  2,915,953             0.1%
    Kaveri Seed Co., Ltd.                                               202,438  1,551,241             0.0%
    KAYA, Ltd.                                                            6,469    105,928             0.0%
    KEC International, Ltd.                                             605,746  1,237,357             0.0%
    Kesoram Industries, Ltd.                                            270,075    334,600             0.0%
    Kewal Kiran Clothing, Ltd.                                            1,598     51,618             0.0%
    Kirloskar Brothers, Ltd.                                                817      2,183             0.0%
    Kirloskar Oil Engines, Ltd.                                         237,212    981,489             0.0%
    Kitex Garments, Ltd.                                                 14,246    155,540             0.0%
    Kolte-Patil Developers, Ltd.                                        193,641    517,890             0.0%
    Kotak Mahindra Bank, Ltd.                                             2,261     23,698             0.0%
    KPIT Technologies, Ltd.                                           1,019,605  2,132,097             0.1%
    KRBL, Ltd.                                                          502,524  1,600,951             0.0%
    KSB Pumps, Ltd.                                                      51,306    476,703             0.0%
    KSK Energy Ventures, Ltd.                                           203,720    116,777             0.0%
    L&T Finance Holdings, Ltd.                                          699,864    710,923             0.0%
    Lakshmi Machine Works, Ltd.                                          28,046  1,540,235             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
INDIA -- (Continued)
    Lakshmi Vilas Bank, Ltd. (The)                                     567,741 $  741,329             0.0%
    Lanco Infratech, Ltd.                                            4,907,406    348,324             0.0%
    Mahanagar Telephone Nigam, Ltd.                                    573,802    162,382             0.0%
    Maharashtra Seamless, Ltd.                                         210,955    507,332             0.0%
    Mahindra & Mahindra Financial Services, Ltd.                       296,832  1,028,730             0.0%
    Mahindra CIE Automotive, Ltd.                                       95,547    367,318             0.0%
    Mahindra Holidays & Resorts India, Ltd.                            233,302  1,387,851             0.0%
    Mahindra Lifespace Developers, Ltd.                                119,476    928,022             0.0%
    Majesco, Ltd.                                                       47,137    265,820             0.0%
    Manappuram Finance, Ltd.                                           271,573     99,361             0.0%
    Mandhana Industries, Ltd.                                           29,890    123,195             0.0%
    Mangalore Refinery & Petrochemicals, Ltd.                        1,776,908  1,488,594             0.0%
    Marksans Pharma, Ltd.                                               71,520    106,409             0.0%
    MAX India, Ltd.                                                    931,335  7,495,593             0.2%
    Mayur Uniquoters, Ltd.                                              11,304     73,133             0.0%
    McLeod Russel India, Ltd.                                          494,570  1,299,482             0.0%
    Merck, Ltd.                                                         46,217    545,677             0.0%
    MindTree, Ltd.                                                     369,188  8,860,991             0.2%
    Mirza International, Ltd.                                           28,345     55,232             0.0%
    MOIL, Ltd.                                                          74,503    242,279             0.0%
    Monsanto India, Ltd.                                                55,175  1,997,792             0.1%
    Motherson Sumi Systems, Ltd.                                       276,132  1,038,864             0.0%
    Motilal Oswal Financial Services, Ltd.                              50,388    254,107             0.0%
    Mphasis, Ltd.                                                      493,307  3,557,345             0.1%
    MPS, Ltd.                                                           23,634    271,595             0.0%
    MRF, Ltd.                                                            9,763  5,930,912             0.1%
    Muthoot Finance, Ltd.                                               42,270    116,993             0.0%
    Natco Pharma, Ltd.                                                 123,350  4,821,297             0.1%
    National Aluminium Co., Ltd.                                     1,594,746    938,551             0.0%
    Nava Bharat Ventures, Ltd.                                          13,117     30,535             0.0%
    Navneet Education, Ltd.                                            676,542    918,032             0.0%
    NCC, Ltd.                                                        5,397,767  6,630,508             0.1%
    NESCO, Ltd.                                                         41,009    917,037             0.0%
    NIIT Technologies, Ltd.                                            317,567  2,742,063             0.1%
    NIIT, Ltd.                                                         231,191    331,131             0.0%
    Nilkamal, Ltd.                                                      28,069    430,163             0.0%
    Nirvikara Paper Mills, Ltd.                                         25,924     21,444             0.0%
    Nitin Fire Protection Industries, Ltd.                             392,998    236,660             0.0%
    Oberoi Realty, Ltd.                                                446,364  1,934,322             0.1%
    OCL India, Ltd.                                                     67,894    524,804             0.0%
    OMAXE, Ltd.                                                        488,631  1,007,310             0.0%
    Orient Cement, Ltd.                                                355,105    879,540             0.0%
    Oriental Bank of Commerce                                          588,747  1,208,956             0.0%
    Page Industries, Ltd.                                               28,392  6,083,534             0.1%
    Parsvnath Developers, Ltd.                                         242,960     65,823             0.0%
    PC Jeweller, Ltd.                                                  451,533  3,064,848             0.1%
    Peninsula Land, Ltd.                                               379,664    136,183             0.0%
    Persistent Systems, Ltd.                                           233,146  2,302,482             0.1%
    Petronet LNG, Ltd.                                               1,512,991  4,495,111             0.1%
    Pfizer, Ltd.                                                        89,525  3,481,954             0.1%
    Phoenix Mills, Ltd. (The)                                          288,994  1,467,346             0.0%
    PI Industries, Ltd.                                                411,000  4,194,643             0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
INDIA -- (Continued)
    Pidilite Industries, Ltd.                                           35,725 $  308,696             0.0%
    Pipavav Defence & Offshore Engineering Co., Ltd.                 1,532,809  1,340,341             0.0%
    Piramal Enterprises, Ltd.                                          232,114  3,337,209             0.1%
    Plethico Pharmaceuticals, Ltd.                                      22,327      7,254             0.0%
    Polaris Consulting & Services, Ltd.                                446,624  1,307,864             0.0%
    Praj Industries, Ltd.                                              487,830    645,783             0.0%
    Prestige Estates Projects, Ltd.                                    518,598  1,603,090             0.0%
    Prism Cement, Ltd.                                                 645,641    915,117             0.0%
    PTC India Financial Services, Ltd.                               2,001,598  1,449,144             0.0%
    PTC India, Ltd.                                                  1,848,649  1,831,969             0.0%
    Punj Lloyd, Ltd.                                                   450,109    175,679             0.0%
    Punjab & Sind Bank                                                 339,110    190,135             0.0%
    Puravankara Projects, Ltd.                                         389,976    376,327             0.0%
    PVR, Ltd.                                                           43,429    553,864             0.0%
    Radico Khaitan, Ltd.                                               411,814    640,386             0.0%
    Rain Industries, Ltd.                                            1,027,104    578,640             0.0%
    Rajesh Exports, Ltd.                                               106,849  1,046,874             0.0%
    Rallis India, Ltd.                                                 714,734  2,260,527             0.1%
    Ramco Cements, Ltd. (The)                                          568,647  3,200,509             0.1%
    Ramco Systems, Ltd.                                                 18,804    216,422             0.0%
    Ratnamani Metals & Tubes, Ltd.                                      48,826    479,621             0.0%
    RattanIndia Power, Ltd.                                             24,349      3,008             0.0%
    Raymond, Ltd.                                                      257,690  1,647,823             0.0%
    Redington India, Ltd.                                            1,587,041  2,853,476             0.1%
    REI Agro, Ltd.                                                   2,301,465     17,798             0.0%
    Relaxo Footwears, Ltd.                                              64,016    510,986             0.0%
    Reliance Communications, Ltd.                                    2,665,243  3,041,404             0.1%
    Reliance Infrastructure, Ltd.                                      979,094  5,915,786             0.1%
    Reliance Power, Ltd.                                             4,170,836  3,204,185             0.1%
    Repco Home Finance, Ltd.                                            28,671    310,137             0.0%
    Rolta India, Ltd.                                                  839,332  1,265,355             0.0%
    Ruchi Soya Industries, Ltd.                                        838,664    405,635             0.0%
    Sadbhav Engineering, Ltd.                                          324,547  1,576,743             0.0%
    Sanghvi Movers, Ltd.                                                18,630     93,869             0.0%
    Sanofi India, Ltd.                                                  32,717  2,248,801             0.1%
    Shasun Pharmaceuticals, Ltd.                                       147,908    904,962             0.0%
    Shipping Corp. of India, Ltd.                                      960,318  1,151,714             0.0%
    Shoppers Stop, Ltd.                                                 20,428    122,665             0.0%
    Shree Renuka Sugars, Ltd.                                        1,879,912    331,214             0.0%
    Shriram City Union Finance, Ltd.                                     3,387     94,996             0.0%
    Shyam Century Ferrous, Ltd.                                        137,796     19,912             0.0%
    Simplex Infrastructures, Ltd.                                      101,949    514,912             0.0%
    Sintex Industries, Ltd.                                          3,190,023  4,909,994             0.1%
    SITI Cable Network, Ltd.                                         1,195,638    611,991             0.0%
    SJVN, Ltd.                                                       2,649,335  1,165,632             0.0%
    SKF India, Ltd.                                                    129,552  2,517,116             0.1%
    SKS Microfinance, Ltd.                                               8,440     55,261             0.0%
    SML ISUZU, Ltd.                                                     50,670  1,030,966             0.0%
    Sobha, Ltd.                                                        386,496  1,924,754             0.1%
    Solar Industries India, Ltd.                                        25,572  1,307,466             0.0%
    Sona Koyo Steering Systems, Ltd.                                   301,545    291,552             0.0%
    Sonata Software, Ltd.                                              376,845    898,209             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
INDIA -- (Continued)
    South Indian Bank, Ltd. (The)                                     5,721,659 $1,796,095             0.0%
    SREI Infrastructure Finance, Ltd.                                   524,012    359,203             0.0%
    SRF, Ltd.                                                           206,672  4,180,247             0.1%
    Star Ferro and Cement, Ltd.                                         137,796    282,099             0.0%
    State Bank of Bikaner & Jaipur                                      144,460  1,157,158             0.0%
    State Bank of Travancore                                            104,431    671,412             0.0%
    Sterlite Technologies, Ltd.                                       1,331,572  1,903,149             0.1%
    Strides Arcolab, Ltd.                                               307,503  6,053,279             0.1%
    Styrolution ABS India, Ltd.                                          23,441    284,062             0.0%
    Sun Pharma Advanced Research Co., Ltd.                              116,823    689,525             0.0%
    Sun TV Network, Ltd.                                                404,392  2,446,122             0.1%
    Sundaram Finance, Ltd.                                               29,582    672,679             0.0%
    Sundaram-Clayton, Ltd.                                                3,890    111,294             0.0%
    Sundram Fasteners, Ltd.                                             614,751  1,564,077             0.0%
    Sunteck Realty, Ltd.                                                  7,106     24,336             0.0%
    Suprajit Engineering, Ltd.                                           24,855     53,366             0.0%
    Supreme Industries, Ltd.                                            288,382  2,777,405             0.1%
    Supreme Petrochem, Ltd.                                             103,075    163,246             0.0%
    Surana Industries, Ltd.                                               8,457      1,047             0.0%
    Swaraj Engines, Ltd.                                                 14,398    207,118             0.0%
    Syndicate Bank                                                    1,305,063  1,877,165             0.1%
    TAKE Solutions, Ltd.                                                257,334    691,285             0.0%
    Tamil Nadu Newsprint & Papers, Ltd.                                 136,766    428,492             0.0%
    Tata Chemicals, Ltd.                                                471,788  2,945,639             0.1%
    Tata Communications, Ltd.                                           879,044  5,749,149             0.1%
    Tata Consultancy Services, Ltd.                                      51,585  1,970,457             0.1%
    Tata Elxsi, Ltd.                                                    255,993  7,108,004             0.2%
    Tata Global Beverages, Ltd.                                       3,480,804  7,143,668             0.2%
    Tata Sponge Iron, Ltd.                                               21,337    158,774             0.0%
    Tata Teleservices Maharashtra, Ltd.                               4,512,759    489,961             0.0%
    Techno Electric & Engineering Co., Ltd.                             119,967    886,097             0.0%
    Texmaco Rail & Engineering, Ltd.                                    333,325    663,481             0.0%
    Thermax, Ltd.                                                       301,081  3,918,925             0.1%
    Tide Water Oil Co India, Ltd.                                           347     93,651             0.0%
    Time Technoplast, Ltd.                                              461,614    394,740             0.0%
    Timken India, Ltd.                                                  186,006  1,669,286             0.0%
    Titagarh Wagons, Ltd.                                               675,667  1,142,116             0.0%
    Torrent Pharmaceuticals, Ltd.                                       365,996  8,561,908             0.2%
    Torrent Power, Ltd.                                               1,002,833  2,991,984             0.1%
    Transport Corp. of India, Ltd.                                      244,707  1,050,868             0.0%
    Tree House Education and Accessories, Ltd.                          164,025    681,556             0.0%
    Trent, Ltd.                                                          44,915    957,468             0.0%
    Triveni Turbine, Ltd.                                               505,097    838,707             0.0%
    TTK Prestige, Ltd.                                                   39,748  2,707,098             0.1%
    Tube Investments of India, Ltd.                                     517,575  3,127,911             0.1%
    TV18 Broadcast, Ltd.                                              4,553,664  2,230,801             0.1%
    TVS Motor Co., Ltd.                                               2,128,314  8,649,681             0.2%
    UCO Bank                                                          1,352,675  1,051,674             0.0%
    Uflex, Ltd.                                                         219,961    600,499             0.0%
    Unichem Laboratories, Ltd.                                          341,606  1,464,321             0.0%
    Union Bank of India                                               2,801,165  6,662,091             0.1%
    Unitech, Ltd.                                                    12,950,453  1,500,090             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                                PERCENTAGE
                                                                       SHARES      VALUE++    OF NET ASSETS**
                                                                     ----------- ------------ ---------------
INDIA -- (Continued)
    UPL, Ltd.                                                          1,183,094 $  8,284,303             0.2%
    Usha Martin, Ltd.                                                    600,925      149,206             0.0%
    V-Guard Industries, Ltd.                                              96,893    1,324,782             0.0%
    VA Tech Wabag, Ltd.                                                  268,108    2,595,339             0.1%
    Vaibhav Global, Ltd.                                                   3,689       27,275             0.0%
    Vakrangee, Ltd.                                                      933,077    1,856,533             0.0%
    Vardhman Textiles, Ltd.                                              158,407    1,764,885             0.0%
    Vesuvius India, Ltd.                                                   1,802       19,354             0.0%
    Videocon Industries, Ltd.                                            913,085    1,870,662             0.0%
    Vijaya Bank                                                        2,025,328    1,134,314             0.0%
    Vinati Organics, Ltd.                                                  7,383       48,620             0.0%
    VIP Industries, Ltd.                                                 865,686    1,293,405             0.0%
    Voltas, Ltd.                                                       1,586,434    6,841,071             0.2%
    VST Industries, Ltd.                                                  25,647      631,909             0.0%
    WABCO India, Ltd.                                                     21,618    2,186,468             0.1%
    Welspun Corp., Ltd.                                                  826,716    1,279,113             0.0%
    Welspun Enterprises, Ltd.                                            423,792      342,025             0.0%
    Welspun India, Ltd.                                                  208,061    2,275,377             0.1%
    Whirlpool of India, Ltd.                                               4,128       40,277             0.0%
    Wockhardt, Ltd.                                                      216,153    4,951,241             0.1%
    Zensar Technologies, Ltd.                                            120,339    1,764,605             0.0%
    Zuari Agro Chemicals, Ltd.                                            42,970      104,754             0.0%
    Zydus Wellness, Ltd.                                                 110,295    1,442,623             0.0%
                                                                                 ------------            ----
TOTAL INDIA                                                                       716,259,406            14.6%
                                                                                 ------------            ----
INDONESIA -- (2.4%)
    Ace Hardware Indonesia Tbk PT                                     44,571,100    2,169,796             0.1%
    Adaro Energy Tbk PT                                                3,012,300      130,216             0.0%
    Adhi Karya Persero Tbk PT                                         32,012,188    5,191,865             0.1%
    Agung Podomoro Land Tbk PT                                        89,645,200    1,803,484             0.1%
    Alam Sutera Realty Tbk PT                                         94,177,600    2,662,120             0.1%
    Aneka Tambang Persero Tbk PT                                     100,038,038    2,751,961             0.1%
    Arwana Citramulia Tbk PT                                          27,047,300      860,548             0.0%
    Asahimas Flat Glass Tbk PT                                           983,000      483,631             0.0%
    Astra Graphia Tbk PT                                               2,211,000      273,441             0.0%
    Bakrie and Brothers Tbk PT                                       183,281,500      669,521             0.0%
    Bakrie Sumatera Plantations Tbk PT                                58,428,800      213,439             0.0%
    Bakrie Telecom Tbk PT                                             80,514,398      294,116             0.0%
    Bakrieland Development Tbk PT                                    115,260,650      421,043             0.0%
    Bank Bukopin Tbk                                                  35,251,066    1,800,757             0.1%
    Bank Pan Indonesia Tbk PT                                         14,545,400      985,168             0.0%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT              30,623,700    1,689,797             0.1%
    Bank Pembangunan Daerah Jawa Timur Tbk PT                          1,073,500       33,892             0.0%
    Bank Tabungan Negara Persero Tbk PT                               59,917,549    5,170,196             0.1%
    Barito Pacific Tbk PT                                             10,694,100      102,661             0.0%
    Bekasi Fajar Industrial Estate Tbk PT                             11,583,900      321,376             0.0%
    Benakat Integra Tbk PT                                           161,498,600      846,474             0.0%
    Berau Coal Energy Tbk PT                                          40,089,600      180,129             0.0%
*   Berlian Laju Tanker Tbk PT                                        35,106,366           --             0.0%
    BISI International Tbk PT                                         14,743,000    1,288,049             0.0%
    Budi Starch & Sweetener Tbk PT                                     5,947,000       30,365             0.0%
    Bumi Resources Minerals Tbk PT                                     7,554,800       27,603             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                       SHARES     VALUE++   OF NET ASSETS**
                                                                     ----------- ---------- ---------------
INDONESIA -- (Continued)
    Bumi Resources Tbk PT                                            111,592,600 $  407,334             0.0%
    Bumi Teknokultura Unggul Tbk PT                                      895,600    104,788             0.0%
    Central Proteina Prima Tbk PT                                      6,944,300     25,344             0.0%
    Ciputra Development Tbk PT                                        51,502,659  4,064,067             0.1%
    Ciputra Property Tbk PT                                           31,257,485  1,059,135             0.0%
    Ciputra Surya Tbk PT                                               7,901,298  1,304,313             0.0%
    Citra Marga Nusaphala Persada Tbk PT                              15,488,875  1,862,098             0.1%
    Clipan Finance Indonesia Tbk PT                                    1,482,000     29,252             0.0%
    Darma Henwa Tbk PT                                                57,413,100    209,728             0.0%
*   Davomas Abadi Tbk PT                                              11,631,700         --             0.0%
    Delta Dunia Makmur Tbk PT                                         22,650,000    108,625             0.0%
    Eagle High Plantations Tbk PT                                     90,930,800  1,557,841             0.0%
    Elnusa Tbk PT                                                     43,451,600  1,088,792             0.0%
    Energi Mega Persada Tbk PT                                       314,211,800  1,145,486             0.0%
    Erajaya Swasembada Tbk PT                                         14,532,000    676,633             0.0%
    Eureka Prima Jakarta Tbk PT                                        2,608,400     97,148             0.0%
    Ever Shine Textile Tbk PT                                          3,654,640     53,401             0.0%
    Exploitasi Energi Indonesia Tbk PT                                38,209,100    139,667             0.0%
    Express Transindo Utama Tbk PT                                     5,438,500     90,615             0.0%
    Fajar Surya Wisesa Tbk PT                                            672,500     56,237             0.0%
    Gajah Tunggal Tbk PT                                              19,647,800    844,481             0.0%
    Garuda Indonesia Persero Tbk PT                                   38,516,149    898,337             0.0%
    Global Mediacom Tbk PT                                            13,971,600    884,887             0.0%
    Golden Eagle Energy Tbk PT                                         8,151,350    203,875             0.0%
    Hanson International Tbk PT                                       46,816,700  2,305,405             0.1%
    Harum Energy Tbk PT                                                7,947,000    490,205             0.0%
    Hexindo Adiperkasa Tbk PT                                          1,347,000    170,509             0.0%
    Holcim Indonesia Tbk PT                                            5,322,900    406,916             0.0%
    Indah Kiat Pulp & Paper Corp. Tbk PT                              20,906,200  1,258,827             0.0%
    Indika Energy Tbk PT                                              13,853,000    183,800             0.0%
    Indo Tambangraya Megah Tbk PT                                      1,701,100  1,048,666             0.0%
    Indo-Rama Synthetics Tbk PT                                          440,400     25,735             0.0%
    Indomobil Sukses Internasional Tbk PT                                 33,000      7,203             0.0%
    Indosat Tbk PT                                                        43,400     13,275             0.0%
    Industri Jamu Dan Farmasi Sido Muncul Tbk PT                       2,282,000     80,380             0.0%
    Inovisi Infracom Tbk PT                                            1,806,467      5,791             0.0%
    Intiland Development Tbk PT                                       61,059,532  2,245,775             0.1%
    Japfa Comfeed Indonesia Tbk PT                                    39,099,400  1,253,492             0.0%
    Jaya Real Property Tbk PT                                          9,837,500    584,643             0.0%
    Kawasan Industri Jababeka Tbk PT                                 169,792,179  2,508,441             0.1%
    Krakatau Steel Persero Tbk PT                                     17,080,200    388,490             0.0%
    Kresna Graha Sekurindo Tbk PT                                      5,981,200  1,088,250             0.0%
    Lippo Cikarang Tbk PT                                              4,260,300  2,482,182             0.1%
    Malindo Feedmill Tbk PT                                            8,169,600    664,419             0.0%
    Matahari Putra Prima Tbk PT                                        8,391,928  1,373,317             0.0%
    Mayora Indah Tbk PT                                                2,885,750  5,755,394             0.1%
    Medco Energi Internasional Tbk PT                                 13,524,900  1,059,706             0.0%
    Mitra Adiperkasa Tbk PT                                            8,080,400  2,032,897             0.1%
    Mitra Pinasthika Mustika Tbk PT                                    4,326,800    166,812             0.0%
    MNC Investama Tbk PT                                             182,915,400  2,788,599             0.1%
    MNC Sky Vision Tbk PT                                              1,540,200    144,904             0.0%
    Modernland Realty Tbk PT                                          82,147,400  2,935,208             0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                       SHARES     VALUE++   OF NET ASSETS**
                                                                     ----------- ---------- ---------------
INDONESIA -- (Continued)
    Multipolar Tbk PT                                                 62,760,900 $1,498,152             0.0%
    Multistrada Arah Sarana Tbk PT                                     6,288,800    104,453             0.0%
    Nippon Indosari Corpindo Tbk PT                                   17,048,800  1,485,949             0.0%
    Nusantara Infrastructure Tbk PT                                  107,773,500    935,418             0.0%
    Pabrik Kertas Tjiwi Kimia Tbk PT                                   1,265,900     44,988             0.0%
    Pakuwon Jati Tbk PT                                               31,570,300    977,339             0.0%
    Pan Brothers Tbk PT                                               35,188,200  1,361,731             0.0%
    Panasia Indo Resources Tbk PT                                         59,000      2,694             0.0%
    Panin Financial Tbk PT                                           183,995,900  2,936,925             0.1%
    Panin Sekuritas Tbk PT                                                31,500      7,795             0.0%
    Paninvest Tbk PT                                                   8,124,500    352,517             0.0%
    Pembangunan Perumahan Persero Tbk PT                              16,393,100  4,534,811             0.1%
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT             34,713,200  3,913,948             0.1%
    Petrosea Tbk PT                                                    1,427,200     33,078             0.0%
    PT Dharma Satya Nusantara TBK                                      1,751,000     79,211             0.0%
*   PT Texmaco Jaya Tbk                                                   93,000         --             0.0%
    Ramayana Lestari Sentosa Tbk PT                                   36,184,900  1,662,949             0.0%
    Resource Alam Indonesia Tbk PT                                     2,485,700    117,889             0.0%
    Salim Ivomas Pratama Tbk PT                                       35,681,100  1,205,461             0.0%
    Samindo Resources Tbk PT                                             445,550     16,730             0.0%
    Sampoerna Agro PT                                                  5,911,900    503,096             0.0%
    Samudera Indonesia Tbk PT                                             19,300      7,483             0.0%
    Sawit Sumbermas Sarana Tbk PT                                     30,530,000  4,233,386             0.1%
    Sekawan Intipratama Tbk PT                                         9,367,900     85,501             0.0%
    Selamat Sempurna Tbk PT                                            5,514,200  1,976,269             0.1%
    Semen Baturaja Persero Tbk PT                                     26,044,800    561,875             0.0%
    Sentul City Tbk PT                                               277,559,400  1,494,560             0.0%
    Sigmagold Inti Perkasa Tbk PT                                      9,282,700    301,758             0.0%
    Sinar Mas Agro Resources & Technology Tbk PT                       1,037,460    355,756             0.0%
    Sri Rejeki Isman Tbk PT                                          115,408,631  3,187,167             0.1%
    Sugih Energy Tbk PT                                              162,320,200  4,528,280             0.1%
    Summarecon Agung Tbk PT                                           13,480,264  1,364,412             0.0%
*   Surabaya Agung Industri Pulp & Kertas Tbk PT                          64,500         --             0.0%
*   Surya Dumai Industri Tbk                                           3,298,500         --             0.0%
    Surya Semesta Internusa Tbk PT                                    39,587,700  1,856,513             0.1%
*   Suryainti Permata Tbk PT                                           7,252,000         --             0.0%
    Tambang Batubara Bukit Asam Persero Tbk PT                         2,078,700  1,104,243             0.0%
    Tempo Scan Pacific Tbk PT                                          1,225,200    151,974             0.0%
    Tiga Pilar Sejahtera Food Tbk                                     18,578,300  2,146,875             0.1%
    Timah Persero Tbk PT                                              32,479,614  1,475,657             0.0%
    Tiphone Mobile Indonesia Tbk PT                                   21,750,700  1,110,950             0.0%
    Total Bangun Persada Tbk PT                                       13,492,800    703,129             0.0%
    Trada Maritime Tbk PT                                             12,248,113     44,723             0.0%
    Trias Sentosa Tbk PT                                              37,122,100    632,903             0.0%
    Trimegah Securities Tbk PT                                         8,048,100     31,754             0.0%
    Truba Alam Manunggal Engineering PT                               21,316,500     21,803             0.0%
    Tunas Baru Lampung Tbk PT                                         15,826,700    553,602             0.0%
    Tunas Ridean Tbk PT                                               13,838,000    551,593             0.0%
    Ultrajaya Milk Industry & Trading Co. Tbk PT                       3,657,400  1,067,535             0.0%
    Unggul Indah Cahaya Tbk PT                                            48,239      5,665             0.0%
    Vale Indonesia Tbk PT                                              2,751,800    447,489             0.0%
    Visi Media Asia Tbk PT                                            52,200,900  1,102,863             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
INDONESIA -- (Continued)
    Waskita Karya Persero Tbk PT                                      3,918,209 $    463,642             0.0%
    Wijaya Karya Persero Tbk PT                                       8,757,500    1,873,667             0.1%
    Wintermar Offshore Marine Tbk PT                                  9,769,557      139,393             0.0%
                                                                                ------------             ---
TOTAL INDONESIA                                                                  136,140,527             2.8%
                                                                                ------------             ---
ISRAEL -- (0.0%)
    Knafaim Holdings, Ltd.                                                    1            3             0.0%
*   Metis Capital, Ltd.                                                     919           --             0.0%
                                                                                ------------             ---
TOTAL ISRAEL                                                                               3             0.0%
                                                                                ------------             ---
MALAYSIA -- (4.1%)
    Adventa Bhd                                                           4,600        1,038             0.0%
#   Aeon Co. M Bhd                                                    3,936,800    2,595,121             0.1%
    Aeon Credit Service M Bhd                                            78,300      233,322             0.0%
#   Affin Holdings Bhd                                                1,199,920      667,088             0.0%
    Ahmad Zaki Resources Bhd                                            486,600       72,527             0.0%
#   AirAsia BHD                                                      16,357,800    5,617,564             0.1%
#   AirAsia X Bhd                                                     9,059,700      430,850             0.0%
#   Alam Maritim Resources Bhd                                        4,054,200      461,236             0.0%
    Alliance Financial Group Bhd                                         88,000       73,242             0.0%
    Allianz Malaysia Bhd                                                 59,200      147,206             0.0%
    Amway Malaysia Holdings Bhd                                         399,300      915,676             0.0%
    Ann Joo Resources Bhd                                             1,141,450      198,888             0.0%
*   Anson Perdana Bhd                                                    10,000           --             0.0%
    APM Automotive Holdings Bhd                                         256,900      245,121             0.0%
    Barakah Offshore Petroleum Bhd                                    1,773,900      399,365             0.0%
    Benalec Holdings Bhd                                              6,180,000      831,597             0.0%
    Berjaya Assets Bhd                                                  848,300      158,063             0.0%
#   Berjaya Auto Bhd                                                  2,564,000    1,254,062             0.0%
#   Berjaya Corp. Bhd                                                26,281,600    2,533,189             0.1%
    Berjaya Land Bhd                                                  3,734,000      606,914             0.0%
    Berjaya Sports Toto Bhd                                           1,501,567    1,117,591             0.0%
#   BIMB Holdings Bhd                                                   992,108      947,017             0.0%
    Bina Darulaman Bhd                                                  335,500       54,552             0.0%
    Bintulu Port Holdings Bhd                                            25,900       43,094             0.0%
    BLD Plantation Bhd                                                   21,400       42,314             0.0%
#   Bonia Corp. Bhd                                                   1,427,000      246,995             0.0%
    Boustead Holdings Bhd                                             1,006,772      944,867             0.0%
#   Boustead Plantations Bhd                                            199,900       69,779             0.0%
#   Bumi Armada Bhd                                                   1,817,200      409,540             0.0%
#   Bursa Malaysia Bhd                                                3,679,000    7,260,386             0.2%
#   Cahya Mata Sarawak Bhd                                            2,415,200    2,977,742             0.1%
    Can-One Bhd                                                         417,200      327,298             0.0%
    Carlsberg Brewery Malaysia Bhd Class B                            1,176,600    3,399,885             0.1%
    Carotech Bhd                                                        230,650          215             0.0%
#   CB Industrial Product Holding Bhd                                 2,912,740    1,343,998             0.0%
    CCM Duopharma Biotech Bhd                                            36,500       22,844             0.0%
    Chin Teck Plantations Bhd                                            33,000       64,452             0.0%
#   Coastal Contracts Bhd                                             2,580,766    1,223,862             0.0%
    Crescendo Corp. Bhd                                                  19,900        8,979             0.0%
    CSC Steel Holdings Bhd                                              555,500      126,873             0.0%
    Cypark Resources Bhd                                              1,333,500      545,360             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
MALAYSIA -- (Continued)
    D&O Green Technologies Bhd                                          149,900 $   13,048             0.0%
    Daibochi Plastic & Packaging Industry Bhd                            46,200     45,646             0.0%
#   Datasonic Group Bhd                                               1,956,600    675,051             0.0%
*   Datuk Keramik Holdings Bhd                                           24,000         --             0.0%
    Daya Materials Bhd                                               15,160,200    369,544             0.0%
    Dayang Enterprise Holdings Bhd                                    2,863,696  1,131,857             0.0%
    DKSH Holdings Malaysia Bhd                                          160,600    163,848             0.0%
#   DRB-Hicom Bhd                                                     8,682,900  2,706,197             0.1%
    Dutch Lady Milk Industries Bhd                                      141,300  1,565,610             0.1%
#   Eastern & Oriental Bhd                                            7,229,732  2,673,027             0.1%
    ECM Libra Financial Group Bhd                                       183,666     58,949             0.0%
#   Eco World Development Group Bhd                                   1,569,300    499,730             0.0%
    Ekovest BHD                                                         125,600     28,128             0.0%
    Engtex Group Bhd                                                     30,650      7,874             0.0%
    Evergreen Fibreboard Bhd                                          4,109,500  2,111,351             0.1%
    FAR East Holdings Bhd                                                61,500    107,682             0.0%
#   Felda Global Ventures Holdings Bhd                                1,244,900    514,549             0.0%
*   Fountain View Development Bhd                                       808,200         --             0.0%
    Gas Malaysia Bhd                                                    232,900    128,437             0.0%
    GD Express Carrier Bhd                                               39,100     12,337             0.0%
    Global Oriental Bhd                                                 766,800    105,013             0.0%
#   Globetronics Technology Bhd                                       1,871,960  2,708,279             0.1%
    Glomac Bhd                                                        2,854,800    604,960             0.0%
*   Golden Plus Holding Bhd                                             216,000         --             0.0%
    Goldis Bhd                                                          604,277    320,857             0.0%
    Green Packet Bhd                                                  1,806,100    100,715             0.0%
    Guan Chong Bhd                                                       27,200      5,613             0.0%
    Guinness Anchor Bhd                                                 877,000  2,916,273             0.1%
    GuocoLand Malaysia Bhd                                            1,535,500    485,535             0.0%
    Hai-O Enterprise Bhd                                                722,380    399,559             0.0%
#   HAP Seng Consolidated Bhd                                         3,272,340  4,603,485             0.1%
    Hap Seng Plantations Holdings Bhd                                 1,686,900    941,404             0.0%
#   Hartalega Holdings Bhd                                            2,277,800  2,762,140             0.1%
    Hiap Teck Venture Bhd                                             1,079,700     73,999             0.0%
    Hibiscus Petroleum Bhd                                            2,978,200    407,950             0.0%
#   Hock Seng LEE Bhd                                                 1,377,716    593,495             0.0%
    Hong Leong Industries Bhd                                           715,200  1,042,217             0.0%
    Hovid Bhd                                                         4,844,000    550,257             0.0%
    Hua Yang Bhd                                                      1,405,900    607,951             0.0%
    Hume Industries Bhd                                                 281,872    228,197             0.0%
    Hup Seng Industries Bhd                                           1,003,333    288,813             0.0%
    Hwang Capital Malaysia Bhd                                           96,400     47,334             0.0%
    I Bhd                                                             2,682,700    336,573             0.0%
    IFCA MSC Bhd                                                      1,204,800    251,653             0.0%
#   IJM Plantations Bhd                                               1,755,200  1,429,991             0.0%
#   Inari Amertron Bhd                                                2,615,012  2,167,620             0.1%
    Inch Kenneth Kajang Rubber PLC                                    1,045,300    165,722             0.0%
    Insas Bhd                                                         5,202,981    965,359             0.0%
    Iris Corp. Bhd                                                   12,817,700    742,505             0.0%
    Iskandar Waterfront City Bhd                                      3,000,600    550,072             0.0%
    JAKS Resources Bhd                                                3,430,900    966,095             0.0%
#   Jaya Tiasa Holdings BHD                                           2,792,927    792,016             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
MALAYSIA -- (Continued)
    JCY International Bhd                                             4,078,500 $  738,069             0.0%
    K&N Kenanga Holdings Bhd                                          1,781,560    244,232             0.0%
    Karambunai Corp. Bhd                                              2,031,500     25,697             0.0%
#   Karex Bhd                                                           808,400    658,634             0.0%
#   Keck Seng Malaysia Bhd                                              828,150    970,845             0.0%
    Kian JOO CAN Factory Bhd                                          1,893,880  1,405,877             0.0%
    Kim Loong Resources Bhd                                             292,760    192,630             0.0%
    Kimlun Corp. Bhd                                                    659,800    202,193             0.0%
    KLCCP Stapled Group                                                 808,300  1,319,631             0.0%
#   KNM Group Bhd                                                    16,125,780  1,981,793             0.1%
#   Kossan Rubber Industries                                          4,143,500  7,857,656             0.2%
#   KPJ Healthcare Bhd                                                6,538,825  6,497,391             0.2%
    Kretam Holdings Bhd                                               3,012,500    311,564             0.0%
#   KSL Holdings BHD                                                  5,154,848  1,882,442             0.1%
    KUB Malaysia Bhd                                                  1,353,500    103,557             0.0%
    Kulim Malaysia BHD                                                3,524,500  2,727,600             0.1%
    Kumpulan Europlus Bhd                                               406,000     83,663             0.0%
    Kumpulan Fima Bhd                                                   883,150    365,624             0.0%
    Kumpulan Perangsang Selangor Bhd                                  2,387,300    708,526             0.0%
    Kwantas Corp. Bhd                                                   390,200    151,958             0.0%
    Land & General BHD                                                8,481,900    826,806             0.0%
#   Landmarks Bhd                                                     1,775,200    444,714             0.0%
    LBS Bina Group Bhd                                                2,466,600    820,180             0.0%
    Lingkaran Trans Kota Holdings Bhd                                 1,067,200  1,277,093             0.0%
    Lion Industries Corp. Bhd                                         3,189,100    233,073             0.0%
    LPI Capital Bhd                                                     163,370    566,777             0.0%
#   Magnum Bhd                                                        4,319,600  2,702,624             0.1%
    Mah Sing Group Bhd                                               12,840,487  3,940,051             0.1%
    Malayan Flour Mills Bhd                                           1,707,450    536,009             0.0%
#   Malaysia Building Society Bhd                                     1,738,881    654,753             0.0%
#   Malaysia Marine and Heavy Engineering Holdings Bhd                3,250,700    830,707             0.0%
#   Malaysian Bulk Carriers Bhd                                       3,215,000    673,097             0.0%
    Malaysian Pacific Industries Bhd                                    803,913  1,298,963             0.0%
#   Malaysian Resources Corp. Bhd                                    11,406,549  3,358,666             0.1%
    Malton Bhd                                                          930,100    168,623             0.0%
*   Mancon Bhd                                                           12,000         --             0.0%
#   Matrix Concepts Holdings Bhd                                      2,150,067  1,210,161             0.0%
#   MBM Resources BHD                                                 1,478,796    960,566             0.0%
    Media Chinese International, Ltd.                                 3,771,300    503,913             0.0%
    Media Prima Bhd                                                   7,387,603  2,392,206             0.1%
    Mega First Corp. Bhd                                                472,600    277,089             0.0%
*   MEMS Technology Bhd                                               1,917,000         --             0.0%
    Mitrajaya Holdings Bhd                                            1,173,100    333,752             0.0%
    MK Land Holdings Bhd                                              3,077,600    282,603             0.0%
#   MKH Bhd                                                           1,585,190    858,518             0.0%
    MMC Corp. Bhd                                                       125,200     65,000             0.0%
    MNRB Holdings Bhd                                                   826,700    659,268             0.0%
    MPHB Capital Bhd                                                  1,131,300    415,592             0.0%
    Mudajaya Group Bhd                                                2,082,766    600,011             0.0%
#   Muhibbah Engineering M Bhd                                        3,397,850  1,744,858             0.1%
#   Mulpha International Bhd                                         15,153,200  1,074,872             0.0%
#   My EG Services Bhd                                                7,211,200  4,951,756             0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
MALAYSIA -- (Continued)
#   Naim Holdings Bhd                                                 1,559,800 $  812,260             0.0%
    NCB Holdings Bhd                                                  1,000,200    995,859             0.0%
*   Nikko Electronics Bhd                                                36,600         --             0.0%
    NTPM Holdings Bhd                                                   334,100     54,294             0.0%
#   Oldtown Bhd                                                       2,242,550    698,211             0.0%
    Oriental Holdings Bhd                                               205,400    335,291             0.0%
    OSK Holdings Bhd                                                  5,180,470  2,023,300             0.1%
    Pacific & Orient Bhd                                                205,000     64,810             0.0%
#   Padini Holdings Bhd                                               3,920,100  1,395,252             0.0%
    Panasonic Manufacturing Malaysia Bhd                                159,584    810,209             0.0%
*   Panglobal Bhd                                                        14,000         --             0.0%
    Pantech Group Holdings Bhd                                        1,729,625    255,147             0.0%
    Paramount Corp. Bhd                                                 410,525    157,340             0.0%
#   Parkson Holdings Bhd                                              4,404,908  1,095,412             0.0%
    Perisai Petroleum Teknologi Bhd                                   9,018,200    676,489             0.0%
    PESTECH International Bhd                                           107,800    152,659             0.0%
    Pharmaniaga Bhd                                                     709,060  1,077,743             0.0%
    Pie Industrial Bhd                                                  174,720    304,251             0.0%
    Pos Malaysia Bhd                                                  3,244,300  2,926,551             0.1%
    Power Root Bhd                                                      109,100     68,891             0.0%
    Press Metal Bhd                                                   3,972,700  2,148,260             0.1%
#   Prestariang Bhd                                                   2,251,100  1,221,262             0.0%
*   Prime Utilities Bhd                                                   3,000         --             0.0%
    Protasco Bhd                                                      1,884,200    738,510             0.0%
    Puncak Niaga Holdings Bhd                                         1,914,120  1,261,314             0.0%
#   QL Resources Bhd                                                  4,039,930  3,791,860             0.1%
    RCE Capital Bhd                                                     704,150     44,954             0.0%
#   Rimbunan Sawit Bhd                                                3,525,300    426,227             0.0%
#   Salcon Bhd                                                        6,650,300    972,069             0.0%
    Sarawak Oil Palms Bhd                                               471,360    530,899             0.0%
    Sarawak Plantation Bhd                                               59,300     26,087             0.0%
    Scientex Bhd                                                        692,962  1,234,082             0.0%
    Scomi Energy Services Bhd                                         3,894,500    261,402             0.0%
    Scomi Group Bhd                                                  10,459,800    461,156             0.0%
    Seal, Inc. Bhd                                                      215,900     25,626             0.0%
    SEG International Bhd                                                85,100     27,268             0.0%
    Selangor Dredging Bhd                                             1,118,200    254,428             0.0%
    Selangor Properties Bhd                                             180,800    222,794             0.0%
    Shangri-La Hotels Malaysia Bhd                                      365,900    518,915             0.0%
    Shell Refining Co. Federation of Malaya Bhd                          24,000     31,692             0.0%
    SHL Consolidated Bhd                                                246,000    178,413             0.0%
    Southern Acids Malaysia Bhd                                          41,000     37,402             0.0%
    Star Media Group Bhd                                              1,961,300  1,095,334             0.0%
    Sumatec Resources Bhd                                             6,626,700    238,262             0.0%
#   Sunway Bhd                                                        3,087,360  2,225,167             0.1%
    Sunway Construction Group Bhd                                       297,536     90,005             0.0%
#   Supermax Corp. Bhd                                                5,745,200  3,005,304             0.1%
    Suria Capital Holdings Bhd                                          702,700    387,449             0.0%
#   Syarikat Takaful Malaysia Bhd                                     2,571,200  2,275,266             0.1%
    Symphony Life Bhd                                                   945,726    165,953             0.0%
    Ta Ann Holdings Bhd                                               1,191,008  1,071,270             0.0%
    TA Enterprise Bhd                                                 9,960,700  1,447,455             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
MALAYSIA -- (Continued)
    TA Global Bhd                                                    9,613,540 $    636,147             0.0%
    TAHPS Group Bhd                                                      4,000        6,334             0.0%
    Talam Transform Bhd                                              5,646,800       71,617             0.0%
#   Taliworks Corp. Bhd                                                444,100      380,325             0.0%
    Tambun Indah Land Bhd                                            1,690,300      554,601             0.0%
#   TAN Chong Motor Holdings Bhd                                     1,992,000    1,155,912             0.0%
    Tanjung Offshore Bhd                                             2,775,700      253,330             0.0%
    Tasek Corp. Bhd                                                     86,800      302,950             0.0%
#   TDM Bhd                                                          7,831,000    1,244,012             0.0%
    TH Heavy Engineering Bhd                                         8,682,500      414,179             0.0%
#   TH Plantations Bhd                                               1,665,860      507,577             0.0%
#   Time dotCom Bhd                                                  2,007,788    3,259,465             0.1%
    Tiong NAM Logistics Holdings                                     1,886,500      619,212             0.0%
    Top Glove Corp. Bhd                                              4,640,460   10,249,436             0.2%
    Tropicana Corp. Bhd                                              4,359,546      977,041             0.0%
#   TSH Resources Bhd                                                4,010,400    1,912,192             0.1%
#   Tune Protect Group Bhd                                           3,888,900    1,275,995             0.0%
    Uchi Technologies Bhd                                            1,476,400      559,647             0.0%
#   UEM Edgenta Bhd                                                  3,037,700    2,352,025             0.1%
#   UEM Sunrise Bhd                                                  4,992,400    1,450,469             0.1%
#   UMW Oil & Gas Corp. Bhd                                          2,664,600      749,404             0.0%
#   Unisem M Bhd                                                     3,915,490    2,166,291             0.1%
    United Malacca Bhd                                                 396,150      558,786             0.0%
    United Plantations Bhd                                             435,200    2,681,873             0.1%
    United U-Li Corp. Bhd                                              531,800      546,624             0.0%
#   UOA Development Bhd                                              4,092,500    2,008,192             0.1%
#   Uzma Bhd                                                           900,800      460,359             0.0%
    VS Industry Bhd                                                  6,529,330    2,356,190             0.1%
#   Wah Seong Corp. Bhd                                              2,490,369      687,549             0.0%
#   WCT Holdings Bhd                                                 7,790,699    2,482,428             0.1%
    Wellcall Holdings Bhd                                            1,449,000      794,917             0.0%
    Wing Tai Malaysia Bhd                                            1,065,150      312,359             0.0%
    WTK Holdings Bhd                                                 2,688,000      700,093             0.0%
#   Yinson Holdings Bhd                                              1,593,300    1,088,985             0.0%
    YNH Property Bhd                                                 2,612,402    1,135,885             0.0%
    YTL E-Solutions Bhd                                              3,055,000      372,709             0.0%
    YTL Land & Development Bhd                                       1,204,600      190,340             0.0%
    Zhulian Corp. Bhd                                                1,156,633      438,574             0.0%
                                                                               ------------             ---
TOTAL MALAYSIA                                                                  230,920,190             4.7%
                                                                               ------------             ---
MEXICO -- (4.0%)
#   Alpek S.A.B. de C.V.                                             3,197,442    4,616,777             0.1%
#   Alsea S.A.B. de C.V.                                             6,247,966   20,475,027             0.4%
#   Axtel S.A.B. de C.V.                                             7,758,264    3,348,898             0.1%
#   Banregio Grupo Financiero S.A.B. de C.V.                         2,160,290   11,564,061             0.2%
    Bio Pappel S.A.B. de C.V.                                          506,435      598,482             0.0%
    Bolsa Mexicana de Valores S.A.B. de C.V.                         5,064,811    8,462,918             0.2%
#   Cia Minera Autlan S.A.B. de C.V. Series B                          645,200      361,704             0.0%
#   Consorcio ARA S.A.B. de C.V. Series *                            8,258,529    3,084,861             0.1%
    Controladora Comercial Mexicana S.A.B. de C.V.                   1,108,589    3,242,988             0.1%
    Corp. Actinver S.A.B. de C.V.                                      187,852      170,590             0.0%
#   Corp. GEO S.A.B. de C.V. Series B                                3,194,830           80             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
MEXICO -- (Continued)
#   Corp. Inmobiliaria Vesta S.A.B. de C.V.                          4,898,576 $ 8,030,939             0.2%
    Corp. Interamericana de Entretenimiento S.A.B. de C.V. Class B     960,372     719,793             0.0%
    Corp. Mexicana de Restaurantes S.A.B. de C.V.                        1,323         485             0.0%
    Corp. Moctezuma S.A.B. de C.V. Series *                            861,300   2,865,299             0.1%
    Corporativo Fragua S.A.B. de C.V.                                        3          43             0.0%
    Corporativo GBM S.A.B. de C.V.                                      22,477      19,724             0.0%
    Credito Real S.A.B. de C.V. SOFOM ER                               537,916   1,270,068             0.0%
    Cydsa S.A.B. de C.V.                                                 3,875       5,865             0.0%
    Desarrolladora Homex S.A.B. de C.V.                                 78,182      37,629             0.0%
*   Empaques Ponderosa S.A. de C.V.                                    206,000          --             0.0%
#   Empresas ICA S.A.B. de C.V.                                      2,446,496     970,138             0.0%
#   Empresas ICA S.A.B. de C.V. Sponsored ADR                          776,820   1,196,303             0.0%
    Financiera Independencia SAB de C.V. SOFOM ENR                      67,147      15,041             0.0%
#   Genomma Lab Internacional S.A.B. de C.V. Class B                 7,465,092   5,477,540             0.1%
    Gentera S.A.B. de C.V.                                           5,740,334  10,543,882             0.2%
    Gruma S.A.B. de C.V. Class B                                       630,764   9,680,386             0.2%
#   Grupo Aeromexico S.A.B. de C.V.                                  2,842,070   4,989,770             0.1%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.              2,295,436  11,789,996             0.3%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR              3,642     149,795             0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR                 74,739   6,806,481             0.1%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B          2,116,469  19,089,198             0.4%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR                  77,098  11,930,144             0.3%
#   Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B             560,664   8,688,734             0.2%
    Grupo Cementos de Chihuahua S.A.B. de C.V.                         818,100   2,327,834             0.1%
#   Grupo Comercial Chedraui S.A. de C.V.                            2,694,603   7,432,353             0.2%
    Grupo Famsa S.A.B. de C.V. Class A                               2,460,567   1,936,539             0.0%
#   Grupo Financiero Interacciones SA de C.V.                          547,218   3,541,489             0.1%
    Grupo Herdez S.A.B. de C.V. Series *                             1,890,383   5,254,179             0.1%
    Grupo Industrial Maseca S.A.B. de C.V. Class B                     592,181     824,575             0.0%
    Grupo Industrial Saltillo S.A.B. de C.V.                           272,900     534,968             0.0%
    Grupo KUO S.A.B. de C.V. Series B                                  757,257   1,403,771             0.0%
#   Grupo Pochteca S.A.B. de C.V.                                      585,177     439,295             0.0%
    Grupo Posadas S.A.B. de C.V.                                       198,900     425,067             0.0%
*   Grupo Qumma SA de C.V. Series B                                    105,334          --             0.0%
    Grupo Sanborns S.A.B. de C.V.                                       75,704     132,912             0.0%
#   Grupo Simec S.A.B. de C.V. Series B                              1,479,332   4,055,271             0.1%
#   Grupo Simec S.A.B. de C.V. Sponsored ADR                             5,180      42,269             0.0%
#   Grupo Sports World S.A.B. de C.V.                                  559,081     683,375             0.0%
#   Hoteles City Express S.A.B. de C.V.                                217,081     293,204             0.0%
#   Industrias Bachoco S.A.B. de C.V. ADR                               35,210   1,926,691             0.0%
    Industrias Bachoco S.A.B. de C.V. Series B                       1,167,171   5,312,325             0.1%
#   Industrias CH S.A.B. de C.V. Series B                            1,866,185   6,773,165             0.1%
#   Maxcom Telecomunicaciones S.A.B. de C.V.                         2,820,323     170,744             0.0%
    Megacable Holdings S.A.B. de C.V.                                1,170,372   4,460,335             0.1%
#   Minera Frisco S.A.B. de C.V.                                     1,250,824     662,601             0.0%
    OHL Mexico S.A.B. de C.V.                                          552,455     730,127             0.0%
#   Organizacion Cultiba S.A.B. de C.V.                              1,049,185   1,399,947             0.0%
    Promotora y Operadora de Infraestructura S.A.B. de C.V.            860,979  10,824,656             0.2%
#   Qualitas Controladora S.A.B. de C.V.                               829,798   1,034,371             0.0%
#   Rassini S.A.B. de C.V.                                              90,235     353,449             0.0%
*   Sanluis Corp. S.A.B. de C.V.                                         4,642          --             0.0%
*   Sanluis Corp. S.A.B. de C.V. Class B                                 4,642          --             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                                PERCENTAGE
                                                                       SHARES      VALUE++    OF NET ASSETS**
                                                                     ----------- ------------ ---------------
MEXICO -- (Continued)
*   Sanluis Rassini S.A.P.I. de C.V. Series A                              3,300 $         --             0.0%
*   Savia SA Class A                                                     610,700           --             0.0%
#   TV Azteca S.A.B. de C.V.                                          11,483,800    1,842,380             0.0%
#   Urbi Desarrollos Urbanos S.A.B. de C.V.                            2,371,991          178             0.0%
#   Vitro S.A.B. de C.V. Series A                                        795,868    2,312,276             0.1%
                                                                                 ------------             ---
TOTAL MEXICO                                                                      227,333,985             4.6%
                                                                                 ------------             ---
PHILIPPINES -- (1.6%)
    A Soriano Corp.                                                    3,430,211      477,299             0.0%
    ACR Mining Corp.                                                      48,205       13,822             0.0%
    Alsons Consolidated Resources, Inc.                                8,785,000      296,039             0.0%
    Atlas Consolidated Mining & Development Corp.                      6,148,000      740,012             0.0%
    Belle Corp.                                                       37,693,400    2,780,958             0.1%
    Bloomberry Resorts Corp.                                           3,622,700      474,490             0.0%
    Cebu Air, Inc.                                                     2,099,790    3,999,562             0.1%
    Cebu Holdings, Inc.                                                3,291,900      356,904             0.0%
    Century Properties Group, Inc.                                    26,261,151      341,762             0.0%
    China Banking Corp.                                                1,067,645      911,395             0.0%
    COL Financial Group, Inc.                                            130,900       43,860             0.0%
    Cosco Capital, Inc.                                               12,010,500    1,906,853             0.0%
    D&L Industries, Inc.                                              34,010,300    7,067,912             0.2%
    East West Banking Corp.                                            1,950,000      824,251             0.0%
    EEI Corp.                                                          3,744,700      600,845             0.0%
    Empire East Land Holdings, Inc.                                   19,893,000      382,412             0.0%
    Filinvest Development Corp.                                        3,314,322      276,025             0.0%
    Filinvest Land, Inc.                                             125,282,577    4,652,236             0.1%
    First Gen Corp.                                                   13,399,100    7,229,069             0.2%
    First Philippine Holdings Corp.                                    2,542,830    3,834,419             0.1%
    Leisure & Resorts World Corp.                                      4,437,640      837,019             0.0%
    Lepanto Consolidated Mining Co.                                   43,735,455      192,167             0.0%
    Lopez Holdings Corp.                                              21,983,900    3,184,444             0.1%
    Manila Water Co., Inc.                                            10,219,500    5,194,066             0.1%
    Megawide Construction Corp.                                        2,050,108      319,023             0.0%
    Melco Crown Philippines Resorts Corp.                              1,354,700      106,212             0.0%
*   Metro Pacific Corp. Series A                                       1,827,193           --             0.0%
    Pepsi-Cola Products Philippines, Inc.                             11,395,900    1,022,029             0.0%
    Petron Corp.                                                      11,342,200    1,958,614             0.0%
    Philippine National Bank                                           1,973,115    2,230,952             0.1%
    Philippine National Construction Corp.                               173,000        3,396             0.0%
    Philippine Savings Bank                                              356,863      792,172             0.0%
    Philippine Stock Exchange, Inc. (The)                                121,592      795,322             0.0%
*   Philippine Townships, Inc.                                           318,732           --             0.0%
*   Philtown Properties, Inc.                                            111,562           --             0.0%
    Philweb Corp.                                                      3,483,140    1,495,796             0.0%
    Phinma Corp.                                                         135,549       33,381             0.0%
    Phoenix Petroleum Philippines, Inc.                                  708,880       55,635             0.0%
    Premium Leisure Corp.                                              1,572,000       38,145             0.0%
    Puregold Price Club, Inc.                                          3,701,000    2,845,844             0.1%
    RFM Corp.                                                          9,081,668      796,761             0.0%
    Rizal Commercial Banking Corp.                                     3,193,380    2,114,573             0.1%
    Robinsons Land Corp.                                              12,391,405    8,092,165             0.2%
    Robinsons Retail Holdings, Inc.                                      173,170      284,036             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                       SHARES     VALUE++   OF NET ASSETS**
                                                                     ---------- ----------- ---------------
PHILIPPINES -- (Continued)
    San Miguel Pure Foods Co., Inc.                                      91,350 $   268,458             0.0%
    Security Bank Corp.                                               2,688,558   8,138,967             0.2%
    Semirara Mining and Power Corp.                                     489,240   1,398,573             0.0%
    Trans-Asia Oil & Energy Development Corp.                        13,245,000     620,096             0.0%
    Travellers International Hotel Group, Inc.                        3,788,000     371,604             0.0%
    Union Bank of the Philippines                                     1,263,751   1,540,627             0.0%
*   Universal Rightfield Property Holdings, Inc.                      1,062,000          --             0.0%
    Victorias Milling Co., Inc.                                         231,600      22,978             0.0%
    Vista Land & Lifescapes, Inc.                                    47,406,900   5,628,880             0.1%
                                                                                -----------             ---
TOTAL PHILIPPINES                                                                87,592,060             1.8%
                                                                                -----------             ---
POLAND -- (1.9%)
    AB SA                                                                 1,082       9,289             0.0%
    ABC Data SA                                                         129,926     105,749             0.0%
#   Action SA                                                            26,708     171,200             0.0%
    Agora SA                                                            259,058     775,603             0.0%
    Alior Bank SA                                                        85,078   1,787,715             0.1%
    Amica Wronki SA                                                      23,392   1,000,137             0.0%
    AmRest Holdings SE                                                   70,256   3,277,790             0.1%
    Apator SA                                                            57,632     458,429             0.0%
    Asseco Poland SA                                                    656,782   9,694,556             0.2%
    ATM SA                                                               64,541     160,467             0.0%
#   Bioton SA                                                           676,718   1,933,448             0.1%
    Boryszew SA                                                       1,142,989   1,486,361             0.0%
    Budimex SA                                                          122,591   6,651,252             0.2%
    CCC SA                                                              107,305   4,684,901             0.1%
#   CD Projekt Red SA                                                   758,157   5,216,861             0.1%
    Ciech SA                                                            295,749   5,720,215             0.1%
    ComArch SA                                                            5,264     161,285             0.0%
    Dom Development SA                                                    4,673      63,092             0.0%
    Elektrobudowa SA                                                      8,568     339,508             0.0%
    Emperia Holding SA                                                   93,874   1,701,081             0.0%
    Enea SA                                                             181,634     602,372             0.0%
    Eurocash SA                                                         512,924   6,921,922             0.2%
    Fabryki Mebli Forte SA                                              132,308   1,938,843             0.1%
    Famur SA                                                            350,412     164,935             0.0%
    Farmacol SA                                                          50,868     842,398             0.0%
    Firma Oponiarska Debica SA                                           30,655     697,314             0.0%
    Getin Holding SA                                                  2,666,866   1,103,631             0.0%
#   Getin Noble Bank SA                                               2,423,991     501,608             0.0%
#   Grupa Azoty SA                                                       46,567   1,107,713             0.0%
    Grupa Azoty Zaklady Chemiczne Police SA                              76,751     493,783             0.0%
    Grupa Kety SA                                                        63,005   4,529,630             0.1%
    Grupa Lotos SA                                                      989,786   7,289,964             0.2%
#   Hawe SA                                                             243,779      55,426             0.0%
    Impexmetal SA                                                     1,045,896     727,318             0.0%
#   Integer.pl SA                                                        32,174     959,031             0.0%
    Inter Cars SA                                                        27,868   1,708,731             0.0%
#   Jastrzebska Spolka Weglowa SA                                       341,444   1,167,967             0.0%
    Kernel Holding SA                                                   415,296   5,604,051             0.1%
    Kopex SA                                                            211,221     326,832             0.0%
    KRUK SA                                                              79,051   3,761,859             0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
POLAND -- (Continued)
    LC Corp. SA                                                        192,664 $     98,503             0.0%
    Lentex SA                                                          157,761      381,877             0.0%
#   Lubelski Wegiel Bogdanka SA                                         68,728      732,608             0.0%
    MCI Management SA                                                  225,220      707,902             0.0%
#   Midas SA                                                         2,799,214      456,308             0.0%
    Mostostal Zabrze SA                                                425,811      192,519             0.0%
    Netia SA                                                         2,575,009    3,682,124             0.1%
    Neuca SA                                                            21,952    1,984,745             0.1%
    Orbis SA                                                           132,247    2,018,186             0.1%
    Pelion SA                                                           47,515      749,477             0.0%
    Pfleiderer Grajewo SA                                               26,312      175,513             0.0%
    PKP Cargo SA                                                           740       12,690             0.0%
    Polnord SA                                                         281,196      873,557             0.0%
    Polski Koncern Miesny Duda SA                                       69,986      110,746             0.0%
    Rafako SA                                                          303,381      529,614             0.0%
    Stalexport Autostrady SA                                           282,703      234,138             0.0%
    Stalprodukt SA                                                       9,296      769,802             0.0%
    Sygnity SA                                                          40,187      107,250             0.0%
#   Synthos SA                                                       1,596,376    1,522,754             0.0%
    Tauron Polska Energia SA                                         1,828,261    1,433,404             0.0%
#   Trakcja SA                                                         404,036    1,059,876             0.0%
    Vistula Group SA                                                 1,246,681      966,928             0.0%
    Warsaw Stock Exchange                                              200,714    2,129,626             0.1%
    Wawel SA                                                               646      181,647             0.0%
    Zespol Elektrowni Patnow Adamow Konin SA                            65,319      194,270             0.0%
                                                                               ------------             ---
TOTAL POLAND                                                                    107,210,331             2.2%
                                                                               ------------             ---
SOUTH AFRICA -- (7.4%)
    Abdee RF, Ltd.                                                     145,250      354,356             0.0%
    Adcock Ingram Holdings, Ltd.                                       848,818    3,189,069             0.1%
    Adcorp Holdings, Ltd.                                              896,475    1,626,819             0.0%
    Advtech, Ltd.                                                    2,698,906    2,478,660             0.1%
    Aeci, Ltd.                                                       1,077,487    7,396,986             0.2%
    African Bank Investments, Ltd.                                   5,287,877       22,200             0.0%
    African Oxygen, Ltd.                                               858,752      940,592             0.0%
#   African Rainbow Minerals, Ltd.                                     605,137    2,307,547             0.1%
    Afrimat, Ltd.                                                       11,954       21,762             0.0%
    Alexander Forbes Group Holdings, Ltd.                               74,960       47,262             0.0%
    Allied Electronics Corp., Ltd.                                     169,001       83,833             0.0%
#   ArcelorMittal South Africa, Ltd.                                 1,576,714      937,545             0.0%
    Ascendis Health, Ltd.                                              141,778      191,706             0.0%
#   Assore, Ltd.                                                       187,642    1,085,321             0.0%
    Astral Foods, Ltd.                                                 458,146    5,755,310             0.1%
    Attacq, Ltd.                                                       736,717    1,162,600             0.0%
    Aveng, Ltd.                                                      4,254,721    1,042,727             0.0%
    AVI, Ltd.                                                        3,423,460   21,778,850             0.4%
    Barloworld, Ltd.                                                 2,216,736   12,507,021             0.3%
    Blue Label Telecoms, Ltd.                                        2,445,439    2,052,385             0.0%
    Brait SE                                                           131,624    1,507,144             0.0%
    Capitec Bank Holdings, Ltd.                                         85,829    3,707,674             0.1%
#   Cashbuild, Ltd.                                                    212,494    5,063,668             0.1%
    Caxton and CTP Publishers and Printers, Ltd.                       313,704      407,768             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                       SHARES     VALUE++   OF NET ASSETS**
                                                                     ---------- ----------- ---------------
SOUTH AFRICA -- (Continued)
    City Lodge Hotels, Ltd.                                             328,296 $ 3,546,712             0.1%
    Clicks Group, Ltd.                                                2,757,159  20,110,337             0.4%
    Clover Industries, Ltd.                                           1,304,824   1,788,333             0.0%
    Consolidated Infrastructure Group, Ltd.                             664,270   1,675,728             0.0%
    Coronation Fund Managers, Ltd.                                    1,712,568   9,025,549             0.2%
*   Corpgro, Ltd.                                                       241,136          --             0.0%
    DataTec, Ltd.                                                     2,057,155   8,796,353             0.2%
    Distell Group, Ltd.                                                 234,978   3,020,824             0.1%
    Distribution and Warehousing Network, Ltd.                          117,135      37,172             0.0%
#   DRDGOLD, Ltd.                                                     2,742,945     444,443             0.0%
    EOH Holdings, Ltd.                                                1,117,136  12,335,864             0.3%
#   Eqstra Holdings, Ltd.                                             3,237,951     606,876             0.0%
    Evraz Highveld Steel and Vanadium, Ltd.                              63,001       5,634             0.0%
#   Exxaro Resources, Ltd.                                              557,274   2,306,387             0.0%
#   Famous Brands, Ltd.                                                 662,753   6,442,757             0.1%
    Foschini Group, Ltd. (The)                                        1,326,741  13,535,578             0.3%
    Gold Fields, Ltd.                                                   598,822   1,561,721             0.0%
    Gold Fields, Ltd. Sponsored ADR                                   1,012,028   2,560,431             0.1%
#   Grand Parade Investments, Ltd.                                    3,216,227   1,216,448             0.0%
    Grindrod, Ltd.                                                    5,767,064   6,225,411             0.1%
    Group Five, Ltd.                                                  1,023,006   1,625,008             0.0%
#   Harmony Gold Mining Co., Ltd.                                     1,611,085   1,128,848             0.0%
    Harmony Gold Mining Co., Ltd. Sponsored ADR                       2,654,688   1,795,365             0.0%
    Holdsport, Ltd.                                                     206,750     939,896             0.0%
    Howden Africa Holdings, Ltd.                                         39,220      75,993             0.0%
    Hudaco Industries, Ltd.                                             267,426   2,098,348             0.0%
    Hulamin, Ltd.                                                     1,296,594     624,872             0.0%
    Iliad Africa, Ltd.                                                  233,033     168,228             0.0%
    Illovo Sugar, Ltd.                                                1,900,404   2,396,474             0.1%
    Impala Platinum Holdings, Ltd.                                      268,099     731,150             0.0%
#   Invicta Holdings, Ltd.                                              351,408   1,547,137             0.0%
*   JCI, Ltd.                                                         3,131,151          --             0.0%
    JSE, Ltd.                                                           892,197   8,594,827             0.2%
    KAP Industrial Holdings, Ltd.                                     5,505,405   2,923,028             0.1%
    Kumba Iron Ore, Ltd.                                                 52,054     224,715             0.0%
#   Lewis Group, Ltd.                                                   870,013   3,752,791             0.1%
    Massmart Holdings, Ltd.                                             321,214   2,660,863             0.1%
#   Merafe Resources, Ltd.                                           10,969,026     570,421             0.0%
    Metair Investments, Ltd.                                          1,208,797   2,676,588             0.1%
    Metrofile Holdings, Ltd.                                             82,524      28,320             0.0%
    Mpact, Ltd.                                                       1,489,097   5,196,861             0.1%
    Murray & Roberts Holdings, Ltd.                                   3,966,800   3,001,714             0.1%
    Mustek, Ltd.                                                        740,967     443,391             0.0%
    Nampak, Ltd.                                                      4,811,733   7,788,498             0.2%
    Northam Platinum, Ltd.                                            3,504,723   7,664,027             0.2%
    Oceana Group, Ltd.                                                  426,383   3,173,339             0.1%
    Omnia Holdings, Ltd.                                                599,734   6,652,787             0.1%
    Peregrine Holdings, Ltd.                                          1,933,171   4,299,543             0.1%
    Petmin, Ltd.                                                        601,459      58,053             0.0%
    Pick n Pay Stores, Ltd.                                           2,349,050  11,357,965             0.2%
    Pinnacle Holdings, Ltd.                                           1,226,028   1,060,731             0.0%
#   Pioneer Foods Group, Ltd.                                           585,511   8,388,455             0.2%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
SOUTH AFRICA -- (Continued)
    PPC, Ltd.                                                        5,521,413 $  6,637,636             0.1%
    PSG Group, Ltd.                                                    779,309   15,027,211             0.3%
    Quantum Foods Holdings, Ltd.                                       141,794       34,316             0.0%
    Raubex Group, Ltd.                                               1,311,515    1,562,210             0.0%
    RCL Foods, Ltd.                                                    683,713      810,722             0.0%
    Reunert, Ltd.                                                    1,557,260    7,571,987             0.2%
    Royal Bafokeng Platinum, Ltd.                                      692,361    1,397,478             0.0%
    Santam, Ltd.                                                       250,603    4,036,588             0.1%
    Sappi, Ltd.                                                      5,914,259   23,337,101             0.5%
    Sibanye Gold, Ltd.                                               5,404,425    9,026,607             0.2%
    Sibanye Gold, Ltd. Sponsored ADR                                   773,680    5,052,130             0.1%
    Spar Group, Ltd. (The)                                           1,734,010   24,890,644             0.5%
    Spur Corp., Ltd.                                                   619,410    1,509,344             0.0%
    Stefanutti Stocks Holdings, Ltd.                                   229,540       87,809             0.0%
    Sun International, Ltd.                                          1,142,926    7,909,883             0.2%
    Super Group, Ltd.                                                3,477,779    8,169,179             0.2%
    Telkom SA SOC, Ltd.                                              2,115,604   11,109,437             0.2%
    Tongaat Hulett, Ltd.                                               962,210    8,213,951             0.2%
    Transaction Capital, Ltd.                                           47,245       36,314             0.0%
    Trencor, Ltd.                                                    1,363,669    5,180,789             0.1%
#   Truworths International, Ltd.                                       56,331      381,126             0.0%
    Tsogo Sun Holdings, Ltd.                                         2,215,869    3,966,384             0.1%
    Wilson Bayly Holmes-Ovcon, Ltd.                                    545,366    5,094,975             0.1%
    Zeder Investments, Ltd.                                             91,516       52,217             0.0%
                                                                               ------------             ---
TOTAL SOUTH AFRICA                                                              415,655,637             8.5%
                                                                               ------------             ---
SOUTH KOREA -- (13.0%)
#   3S Korea Co., Ltd.                                                  15,208       31,831             0.0%
#   Able C&C Co., Ltd.                                                  62,778    1,355,741             0.0%
#   Actoz Soft Co., Ltd.                                                29,003      944,114             0.0%
#   Advanced Nano Products Co., Ltd.                                    15,848      476,862             0.0%
#   Advanced Process Systems Corp.                                     124,621      869,184             0.0%
#   Aekyung Petrochemical Co., Ltd.                                      7,632      413,026             0.0%
#   AfreecaTV Co., Ltd.                                                 64,132    1,421,492             0.0%
#   Agabang&Company                                                    159,566    1,827,117             0.1%
#   Ahn-Gook Pharmaceutical Co., Ltd.                                   38,563      654,547             0.0%
#   Ahnlab, Inc.                                                        16,765      610,049             0.0%
#   AJ Rent A Car Co., Ltd.                                             88,690      822,626             0.0%
#   AK Holdings, Inc.                                                   19,157    1,439,304             0.0%
#   ALUKO Co., Ltd.                                                    179,140    1,006,764             0.0%
#   Aminologics Co., Ltd.                                               36,345       41,027             0.0%
#   Amotech Co., Ltd.                                                   53,135      993,235             0.0%
#   Anam Electronics Co., Ltd.                                         270,925      334,335             0.0%
#   Anapass, Inc.                                                       49,826      578,126             0.0%
    Asia Cement Co., Ltd.                                                2,635      248,470             0.0%
    ASIA Holdings Co., Ltd.                                             12,288    1,258,092             0.0%
#   Asia Paper Manufacturing Co., Ltd.                                  33,401      570,750             0.0%
    Asiana Airlines, Inc.                                              638,206    2,712,842             0.1%
    AtlasBX Co., Ltd.                                                   47,555    1,508,656             0.1%
#   AUK Corp.                                                          199,140      424,596             0.0%
#   Autech Corp.                                                        49,323      221,005             0.0%
    Avaco Co., Ltd.                                                     36,215      116,692             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                     SHARES   VALUE++   OF NET ASSETS**
                                                                     ------- ---------- ---------------
SOUTH KOREA -- (Continued)
    Avatec Co., Ltd.                                                   5,446 $   35,280             0.0%
#   Baiksan Co., Ltd.                                                 58,310    230,378             0.0%
#   Basic House Co., Ltd. (The)                                       44,309    377,647             0.0%
#   BH Co., Ltd.                                                      11,422     59,363             0.0%
#   BHI Co., Ltd.                                                     52,777    189,556             0.0%
#   BI EMT Co., Ltd.                                                 147,148    257,498             0.0%
    Binggrae Co., Ltd.                                                31,331  1,874,067             0.1%
#   Bioland, Ltd.                                                     50,551  1,109,235             0.0%
    Bixolon Co., Ltd.                                                  7,745     98,965             0.0%
#   Bluecom Co., Ltd.                                                 61,445    682,621             0.0%
#   Bohae Brewery Co., Ltd.                                          282,452    448,449             0.0%
    Bookook Securities Co., Ltd.                                       7,410    111,516             0.0%
#   Boryung Medience Co., Ltd.                                        36,039    832,135             0.0%
#   Boryung Pharmaceutical Co., Ltd.                                  26,728  1,300,048             0.0%
#   Bubang Co., Ltd.                                                  11,846     58,855             0.0%
#   Bukwang Pharmaceutical Co., Ltd.                                  96,625  2,123,400             0.1%
    BYC Co., Ltd.                                                        741    258,839             0.0%
#   Byucksan Corp.                                                   209,703  1,723,325             0.1%
#   CammSys Corp.                                                    167,563    304,701             0.0%
#   Capro Corp.                                                      170,535    419,967             0.0%
    Cell Biotech Co., Ltd.                                             4,321    238,628             0.0%
#   Celltrion Pharm, Inc.                                             71,366    869,848             0.0%
#   Chabiotech Co., Ltd.                                             194,677  2,620,215             0.1%
#   Chadiostech Co., Ltd.                                             57,057    150,086             0.0%
#   Charm Engineering Co., Ltd.                                       42,800     10,066             0.0%
#   Chemtronics Co., Ltd.                                             51,101    307,734             0.0%
#   Chin Hung International, Inc.                                    106,852    209,544             0.0%
#   China Great Star International, Ltd.                             370,481    793,216             0.0%
#   China Ocean Resources Co., Ltd.                                  517,987  2,030,146             0.1%
    Chinyang Holdings Corp.                                           24,020     86,096             0.0%
#   Choa Pharmaceutical Co.                                           53,419    202,969             0.0%
#   Chokwang Paint, Ltd.                                              44,110    593,844             0.0%
#   Chong Kun Dang Pharmaceutical Corp.                               35,758  1,993,527             0.1%
#   Chongkundang Holdings Corp.                                       16,130  1,124,272             0.0%
#   Choong Ang Vaccine Laboratory                                     18,480    275,812             0.0%
    Chosun Refractories Co., Ltd.                                      5,483    453,117             0.0%
#   Chungdahm Learning, Inc.                                          15,629    144,421             0.0%
#   CJ CGV Co., Ltd.                                                  35,347  3,211,228             0.1%
    CJ E&M Corp.                                                      30,939  2,261,060             0.1%
#   CJ Freshway Corp.                                                 26,529  1,711,729             0.1%
    CJ Hellovision Co., Ltd.                                          45,552    434,731             0.0%
    CJ Korea Express Co., Ltd.                                         2,512    428,774             0.0%
    CJ O Shopping Co., Ltd.                                           18,443  2,845,299             0.1%
#   CJ Seafood Corp.                                                  96,761    309,339             0.0%
#   CKD Bio Corp.                                                     28,492    491,632             0.0%
#   Com2uSCorp                                                        49,489  4,977,436             0.1%
#   Cosmax BTI, Inc.                                                  90,252  5,624,401             0.1%
    CosmoAM&T Co., Ltd.                                               51,209    132,814             0.0%
#   Cosmochemical Co., Ltd.                                           33,533    162,237             0.0%
    Credu Corp.                                                       13,116    677,364             0.0%
#   Crown Confectionery Co., Ltd.                                      4,029  2,066,026             0.1%
#   CTC BIO, Inc.                                                     19,238    287,078             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                     SHARES   VALUE++   OF NET ASSETS**
                                                                     ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   CUROCOM Co., Ltd.                                                167,453 $  268,672             0.0%
#   D.I Corp.                                                        145,220  1,132,122             0.0%
#   Dae Dong Industrial Co., Ltd.                                     60,958    523,839             0.0%
    Dae Han Flour Mills Co., Ltd.                                      5,504    937,346             0.0%
#   Dae Hwa Pharmaceutical Co., Ltd.                                  22,883    579,196             0.0%
#   Dae Hyun Co., Ltd.                                               184,373    594,567             0.0%
#   Dae Won Chemical Co., Ltd.                                       114,211    352,121             0.0%
#   Dae Won Kang Up Co., Ltd.                                        119,782    520,097             0.0%
#   Dae Young Packaging Co., Ltd.                                    385,867    382,658             0.0%
#   Dae-Il Corp.                                                      81,189    620,387             0.0%
#   Daea TI Co., Ltd.                                                367,219    512,703             0.0%
#   Daechang Co., Ltd.                                               299,027    247,943             0.0%
    Daechang Forging Co., Ltd.                                         1,367     59,651             0.0%
#   Daeduck Electronics Co.                                          212,245  1,365,370             0.0%
#   Daeduck GDS Co., Ltd.                                            112,119    952,796             0.0%
#   Daegu Department Store                                            27,282    339,395             0.0%
#   Daehan New Pharm Co., Ltd.                                        15,366    241,752             0.0%
#   Daehan Steel Co., Ltd.                                            79,022    667,487             0.0%
*   Daeho International Corp.                                            543         --             0.0%
    Daekyo Co., Ltd.                                                  72,780    583,541             0.0%
#   Daekyung Machinery & Engineering Co., Ltd.                       149,985    211,541             0.0%
    Daeryuk Can Co., Ltd.                                             11,096     66,222             0.0%
#   Daesang Corp.                                                    129,253  3,511,723             0.1%
#   Daesang Holdings Co., Ltd.                                        75,401  1,408,784             0.0%
    Daesung Energy Co., Ltd.                                          10,068     58,312             0.0%
#   Daesung Holdings Co., Ltd.                                        26,734    278,694             0.0%
#   Daewon Cable Co., Ltd.                                           104,662    181,510             0.0%
#   Daewon Pharmaceutical Co., Ltd.                                   61,150  1,111,241             0.0%
#   Daewon San Up Co., Ltd.                                           49,261    286,879             0.0%
#   Daewoo Shipbuilding & Marine Engineering Co., Ltd.               225,011  1,360,084             0.0%
    Daewoong Co., Ltd.                                                 9,578    533,499             0.0%
#   Daewoong Pharmaceutical Co., Ltd.                                 27,671  1,841,138             0.1%
    Dahaam E-Tec Co., Ltd.                                             2,100      6,217             0.0%
#   Daihan Pharmaceutical Co., Ltd.                                   18,311    341,067             0.0%
    Daishin Securities Co., Ltd.                                     236,550  2,166,160             0.1%
#   Danal Co., Ltd.                                                   34,830    296,910             0.0%
#   Daou Data Corp.                                                   57,148    979,519             0.0%
#   Daou Technology, Inc.                                            167,950  3,639,794             0.1%
#   Dasan Networks, Inc.                                             115,433    626,037             0.0%
#   Dawonsys Co., Ltd.                                                48,948  1,239,668             0.0%
    Dawonsys Co., Ltd. Rights 12/08/15                                 6,773     31,190             0.0%
#   Dayou Automotive Seat Technology Co., Ltd.                       337,845    761,882             0.0%
#   DCM Corp.                                                         17,593    172,604             0.0%
#   Deutsch Motors, Inc.                                              48,994    162,681             0.0%
    DGB Financial Group, Inc.                                        375,418  3,482,348             0.1%
#   DHP Korea Co., Ltd.                                               41,586    384,480             0.0%
    Digital Chosun Co., Ltd.                                         150,602    560,179             0.0%
#   Digital Power Communications Co., Ltd.                           165,784    732,979             0.0%
#   DIO Corp.                                                         33,514    832,197             0.0%
    Diotek Co., Ltd.                                                  10,131     39,401             0.0%
    Display Tech Co., Ltd.                                            10,192     43,837             0.0%
    DNF Co., Ltd.                                                     15,172    229,775             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                     SHARES   VALUE++   OF NET ASSETS**
                                                                     ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   Dong Ah Tire & Rubber Co., Ltd.                                   34,913 $  764,895             0.0%
#   Dong-A Socio Holdings Co., Ltd.                                   14,293  2,031,105             0.1%
    Dong-A ST Co., Ltd.                                                9,181    998,561             0.0%
#   Dong-Ah Geological Engineering Co., Ltd.                          30,200    210,478             0.0%
    Dong-Il Corp.                                                      4,008    240,244             0.0%
#   Dongaone Co., Ltd.                                               111,180    237,541             0.0%
#   Dongbang Transport Logistics Co., Ltd.                            47,053    125,719             0.0%
#   Dongbu HiTek Co., Ltd.                                           166,849  1,772,822             0.1%
    Dongbu Securities Co., Ltd.                                      195,500    693,233             0.0%
#   Dongbu Steel Co., Ltd.                                            37,730    184,106             0.0%
    Dongil Industries Co., Ltd.                                        1,553     78,210             0.0%
#   Dongjin Semichem Co., Ltd.                                       155,093    702,248             0.0%
    Dongkook Industrial Co., Ltd.                                     52,105    115,187             0.0%
#   DongKook Pharmaceutical Co., Ltd.                                 31,782  1,370,921             0.0%
    Dongkuk Industries Co., Ltd.                                      91,860    293,286             0.0%
#   Dongkuk Steel Mill Co., Ltd.                                     388,492  2,322,249             0.1%
#   Dongkuk Structures & Construction Co., Ltd.                      159,549    516,892             0.0%
#   Dongsung Chemical Co., Ltd.                                        8,700    187,222             0.0%
#   DONGSUNG Corp.                                                   152,766    856,612             0.0%
#   Dongsung Pharmaceutical Co., Ltd.                                 95,567    419,218             0.0%
    Dongwha Enterprise Co., Ltd.                                       5,538    218,401             0.0%
#   Dongwha Pharm Co., Ltd.                                          132,021    799,039             0.0%
    Dongwon F&B Co., Ltd.                                              6,814  2,246,543             0.1%
#   Dongwon Industries Co., Ltd.                                       7,067  1,979,709             0.1%
#   Dongwon Systems Corp.                                              5,977    414,871             0.0%
#   Dongwoo Co., Ltd.                                                 58,857    213,815             0.0%
    Dongyang E&P, Inc.                                                27,330    307,233             0.0%
#   Doosan Engine Co., Ltd.                                          180,632    607,074             0.0%
#   Doosan Engineering & Construction Co., Ltd.                       20,852    122,001             0.0%
#   Doosan Infracore Co., Ltd.                                       352,405  1,925,544             0.1%
#   Dragonfly GF Co., Ltd.                                            32,354    217,450             0.0%
    DRB Holding Co., Ltd.                                             59,548    763,283             0.0%
#   Duk San Neolux Co., Ltd.                                          17,692    354,804             0.0%
#   Duksan Hi-Metal Co., Ltd.                                        101,591    753,939             0.0%
#   DuzonBIzon Co., Ltd.                                             124,375  2,338,766             0.1%
#   DY Corp.                                                         174,070  1,056,029             0.0%
#   e Tec E&C, Ltd.                                                    4,780    655,368             0.0%
#   e-LITECOM Co., Ltd.                                               48,416    847,461             0.0%
#   e-Starco Co., Ltd.                                               153,747    381,029             0.0%
    E1 Corp.                                                          16,253    983,155             0.0%
#   Eagon Industries Co., Ltd.                                        39,830    590,782             0.0%
#   Easy Bio, Inc.                                                   233,021  1,480,840             0.0%
#   Ecopro Co., Ltd.                                                  81,224    885,528             0.0%
#   EG Corp.                                                          25,399    273,802             0.0%
#   Ehwa Technologies Information Co., Ltd.                          757,196    319,470             0.0%
#   ELK Corp.                                                         65,257    200,300             0.0%
    EM-Tech Co., Ltd.                                                  9,867     68,489             0.0%
#   EMKOREA Co., Ltd.                                                 51,220    220,371             0.0%
#   Enex Co., Ltd.                                                   168,968    715,541             0.0%
#   ENF Technology Co., Ltd.                                          54,476    847,345             0.0%
#   Eo Technics Co., Ltd.                                             45,957  4,006,473             0.1%
#   Estechpharma Co., Ltd.                                            39,533    747,353             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                     SHARES   VALUE++   OF NET ASSETS**
                                                                     ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   ESTsoft Corp.                                                        884 $   14,289             0.0%
#   Eugene Corp.                                                     277,837  1,361,797             0.0%
#   Eugene Investment & Securities Co., Ltd.                         549,087  1,341,738             0.0%
#   Eugene Technology Co., Ltd.                                       94,115    954,261             0.0%
#   Eusu Holdings Co., Ltd.                                           82,998    639,612             0.0%
#   EVERDIGM Corp.                                                    63,661    599,351             0.0%
#   F&F Co., Ltd.                                                     29,541    513,599             0.0%
#   Farmsco                                                           55,246    746,528             0.0%
#   Fila Korea, Ltd.                                                  57,179  5,008,355             0.1%
#   Fine Technix Co., Ltd.                                            82,137    196,593             0.0%
#   Finetex EnE, Inc.                                                 76,593    336,120             0.0%
#   Firstec Co., Ltd.                                                164,190    841,486             0.0%
#   Flexcom, Inc.                                                     42,281    106,679             0.0%
#   Foosung Co., Ltd.                                                247,905    904,948             0.0%
#   Fursys, Inc.                                                      14,315    435,097             0.0%
#   Gamevil, Inc.                                                      9,583    703,421             0.0%
#   Gaon Cable Co., Ltd.                                              21,699    398,346             0.0%
#   GeneOne Life Science, Inc.                                         4,475     53,685             0.0%
    Genexine Co., Ltd.                                                 3,715    277,083             0.0%
#   Genic Co., Ltd.                                                   24,789    845,890             0.0%
    GIIR, Inc.                                                        22,387    190,946             0.0%
    Global & Yuasa Battery Co., Ltd.                                  35,169  1,259,534             0.0%
#   Global Display Co., Ltd.                                          62,631    224,021             0.0%
#   GNCO Co., Ltd.                                                   270,836    343,666             0.0%
    Golfzon Co., Ltd.                                                 15,908  1,390,305             0.0%
#   GOLFZONYUWONHOLDINGS Co., Ltd.                                    85,377    603,749             0.0%
#   Grand Korea Leisure Co., Ltd.                                     54,023  1,501,765             0.1%
    Green Cross Corp.                                                  3,373    534,637             0.0%
#   Green Cross Holdings Corp.                                       105,480  3,782,326             0.1%
*   Green Non-Life Insurance Co., Ltd.                                22,357         --             0.0%
#   GS Global Corp.                                                   28,585    155,305             0.0%
    GS Home Shopping, Inc.                                            18,829  2,809,051             0.1%
#   GS retail Co., Ltd.                                               41,819  2,107,807             0.1%
#   Gwangju Shinsegae Co., Ltd.                                        3,400    889,997             0.0%
#   Haesung Industrial Co., Ltd.                                      18,601    351,364             0.0%
#   Halla Corp.                                                      104,606    353,378             0.0%
#   Halla Holdings Corp.                                              46,380  2,305,170             0.1%
#   Han Kuk Carbon Co., Ltd.                                         218,733  1,137,819             0.0%
#   Hana Micron, Inc.                                                102,657    582,301             0.0%
#   Hana Tour Service, Inc.                                           52,163  5,746,896             0.1%
#   Hanall Biopharma Co., Ltd.                                        83,748    839,495             0.0%
#   Hancom, Inc.                                                     100,956  1,840,253             0.1%
#   Handok, Inc.                                                      33,561    730,916             0.0%
#   Handsome Co., Ltd.                                                85,322  2,902,366             0.1%
    Hanil Cement Co., Ltd.                                            20,523  2,111,297             0.1%
#   Hanjin Heavy Industries & Construction Co., Ltd.                 414,014  1,610,431             0.1%
#   Hanjin Heavy Industries & Construction Holdings Co., Ltd.         83,425    482,381             0.0%
#   Hanjin Kal Corp.                                                 230,247  4,381,252             0.1%
#   Hanjin P&C Co., Ltd.                                              78,846    160,050             0.0%
#   Hanjin Shipping Co., Ltd.                                        406,013  1,782,923             0.1%
#   Hanjin Transportation Co., Ltd.                                   57,455  2,232,340             0.1%
    Hankook Shell Oil Co., Ltd.                                        3,685  1,638,864             0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                     SHARES   VALUE++   OF NET ASSETS**
                                                                     ------- ---------- ---------------
SOUTH KOREA -- (Continued)
*   Hankook Synthetics, Inc.                                             550 $       --             0.0%
    Hankuk Glass Industries, Inc.                                      9,314    207,135             0.0%
    Hankuk Paper Manufacturing Co., Ltd.                              12,824    394,520             0.0%
#   Hanmi Pharm Co., Ltd.                                             21,759  9,813,411             0.2%
#   Hanmi Semiconductor Co., Ltd.                                     55,466    524,143             0.0%
#   Hanon Systems                                                     51,040  2,007,064             0.1%
#   Hansae Co., Ltd.                                                 101,194  4,972,580             0.1%
#   Hansae Yes24 Holdings Co., Ltd.                                   60,141  1,122,475             0.0%
#   Hanshin Construction                                              20,707    340,481             0.0%
    Hanshin Machinery Co.                                              7,906     16,069             0.0%
#   Hansol Chemical Co., Ltd.                                         51,329  3,014,982             0.1%
#   Hansol Holdings Co., Ltd.                                        192,013  1,205,199             0.0%
#   Hansol HomeDeco Co., Ltd.                                        362,991    488,464             0.0%
    Hansol Logistics Co., Ltd.                                        84,611    310,558             0.0%
#   Hansol Paper Co., Ltd.                                            99,326  1,789,796             0.1%
#   Hansol Technics Co., Ltd.                                        112,938  2,477,415             0.1%
    Hanwha Corp.                                                      25,213    826,770             0.0%
#   Hanwha Galleria Timeworld Co., Ltd.                               11,653  1,071,363             0.0%
    Hanwha General Insurance Co., Ltd.                               181,799  1,200,397             0.0%
#   Hanwha Investment & Securities Co., Ltd.                         378,784  1,483,714             0.0%
#   Hanwha Techwin Co., Ltd.                                         134,766  4,384,176             0.1%
#   Hanyang Eng Co., Ltd.                                             63,549    522,231             0.0%
    Hanyang Securities Co., Ltd.                                      18,538    138,087             0.0%
#   Harim Co., Ltd.                                                  189,668    705,090             0.0%
#   Harim Holdings Co., Ltd.                                         171,501    713,290             0.0%
#   Heung-A Shipping Co., Ltd.                                       583,317    987,156             0.0%
#   Heungkuk Fire & Marine Insurance Co., Ltd.                        92,139    323,292             0.0%
#   Hite Jinro Co., Ltd.                                             175,071  3,510,588             0.1%
    Hitejinro Holdings Co., Ltd.                                      49,775    594,009             0.0%
#   HMC Investment Securities Co., Ltd.                              111,405  1,001,742             0.0%
#   HS Industries Co., Ltd.                                          106,359    574,130             0.0%
    HS R&A Co., Ltd.                                                  23,158    831,454             0.0%
#   Huchems Fine Chemical Corp.                                      131,794  2,164,899             0.1%
#   Humax Co., Ltd.                                                  107,964  1,638,909             0.1%
    Huneed Technologies                                                2,445     27,149             0.0%
#   Huons Co., Ltd.                                                   38,303  3,112,170             0.1%
    Husteel Co., Ltd.                                                 14,587    228,471             0.0%
#   Huvis Corp.                                                       97,217    722,491             0.0%
#   Huvitz Co., Ltd.                                                  30,955    436,484             0.0%
#   Hwa Shin Co., Ltd.                                               114,245    587,696             0.0%
    Hwacheon Machine Tool Co., Ltd.                                    4,979    271,334             0.0%
    HwaSung Industrial Co., Ltd.                                      53,066    796,487             0.0%
#   Hy-Lok Corp.                                                      44,589  1,246,480             0.0%
    Hyosung Corp.                                                     63,705  6,504,705             0.2%
#   HyosungITX Co., Ltd.                                              14,477    211,725             0.0%
#   Hyundai BNG Steel Co., Ltd.                                       58,986    533,027             0.0%
#   Hyundai C&F, Inc.                                                 25,222    801,972             0.0%
#   Hyundai Corp.                                                     36,660  1,075,113             0.0%
#   Hyundai Elevator Co., Ltd.                                        74,016  3,395,631             0.1%
#   Hyundai Engineering Plastics Co., Ltd.                           101,203    792,617             0.0%
#   Hyundai Greenfood Co., Ltd.                                      246,313  5,148,083             0.1%
    Hyundai Home Shopping Network Corp.                               36,587  3,906,301             0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                     SHARES   VALUE++   OF NET ASSETS**
                                                                     ------- ---------- ---------------
SOUTH KOREA -- (Continued)
    Hyundai Hy Communications & Networks Co., Ltd.                   173,909 $  499,109             0.0%
#   Hyundai Livart Furniture Co., Ltd.                                67,881  2,983,717             0.1%
#   Hyundai Merchant Marine Co., Ltd.                                 46,601    242,855             0.0%
#   Hyundai Mipo Dockyard Co., Ltd.                                    2,711    169,838             0.0%
    Hyundai Pharmaceutical Co., Ltd.                                  20,156     66,820             0.0%
#   Hyundai Rotem Co., Ltd.                                           17,687    251,680             0.0%
#   Hyunjin Materials Co., Ltd.                                      105,980    143,807             0.0%
#   HyVision System, Inc.                                             68,506    585,406             0.0%
#   i-SENS, Inc.                                                       8,071    260,945             0.0%
#   ICD Co., Ltd.                                                     84,572    456,524             0.0%
#   IHQ, Inc.                                                        206,240    445,305             0.0%
#   Il Dong Pharmaceutical Co., Ltd.                                  62,230  1,406,401             0.0%
#   Iljin Display Co., Ltd.                                           53,526    321,029             0.0%
#   Iljin Electric Co., Ltd.                                         127,969    639,161             0.0%
#   Iljin Holdings Co., Ltd.                                         150,141  1,581,337             0.1%
#   Iljin Materials Co., Ltd.                                         91,522    662,011             0.0%
#   Ilshin Spinning Co., Ltd.                                          8,039  1,114,320             0.0%
#   Ilsung Pharmaceuticals Co., Ltd.                                   2,864    262,403             0.0%
#   IM Co., Ltd.                                                      61,008    211,616             0.0%
#   iMarketKorea, Inc.                                                90,333  2,350,899             0.1%
#   InBody Co., Ltd.                                                  58,689  2,514,971             0.1%
#   Infinitt Healthcare Co., Ltd.                                     43,107    399,269             0.0%
#   Infopia Co., Ltd.                                                 34,245    319,802             0.0%
#   Infraware, Inc.                                                  103,254    447,105             0.0%
#   InkTec Co., Ltd.                                                  38,881    238,583             0.0%
#   Innochips Technology, Inc.                                        14,702    143,655             0.0%
#   InnoWireless, Inc.                                                21,995    205,262             0.0%
#   Innox Corp.                                                       63,904    755,274             0.0%
#   Insun ENT Co., Ltd.                                              172,368    821,090             0.0%
    Intelligent Digital Integrated Securities Co., Ltd.               29,762    516,695             0.0%
#   Interflex Co., Ltd                                                56,555    622,066             0.0%
    Intergis Co., Ltd.                                                11,220     35,295             0.0%
#   Interojo Co., Ltd.                                                39,961  1,303,594             0.0%
#   Interpark Holdings Corp.                                         206,989  2,114,768             0.1%
#   INTOPS Co., Ltd.                                                  25,180    374,149             0.0%
#   Inzi Controls Co., Ltd.                                           42,034    188,404             0.0%
    INZI Display Co., Ltd.                                            32,254     46,246             0.0%
#   Iones Co., Ltd.                                                   37,090    708,651             0.0%
#   IS Dongseo Co., Ltd.                                              52,132  1,948,835             0.1%
#   ISC Co., Ltd.                                                      9,601    214,599             0.0%
#   ISU Chemical Co., Ltd.                                            65,141    586,457             0.0%
#   IsuPetasys Co., Ltd.                                             189,204    834,689             0.0%
#   Jahwa Electronics Co., Ltd.                                       54,768    538,871             0.0%
#   JB Financial Group Co., Ltd.                                     532,822  2,770,130             0.1%
    Jcontentree Corp.                                                394,639  1,707,588             0.1%
#   Jeil Pharmaceutical Co.                                           38,801    827,908             0.0%
#   Jeju Semiconductor Corp.                                          29,653    155,889             0.0%
    Jinro Distillers Co., Ltd.                                        12,752    415,867             0.0%
#   Jinsung T.E.C.                                                    43,317    193,781             0.0%
    JLS Co., Ltd.                                                      8,735     51,754             0.0%
#   Joymax Co., Ltd.                                                  21,192    375,756             0.0%
#   Jusung Engineering Co., Ltd.                                     229,938    990,749             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                     SHARES   VALUE++   OF NET ASSETS**
                                                                     ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   JVM Co., Ltd.                                                     18,510 $  907,179             0.0%
#   JW Holdings Corp.                                                195,463  1,463,551             0.0%
#   JW Pharmaceutical Corp.                                           57,132  1,738,851             0.1%
    JYP Entertainment Corp.                                           82,379    334,204             0.0%
#   KB Capital Co., Ltd.                                              66,895  1,489,851             0.0%
#   KB Insurance Co., Ltd.                                           262,306  6,096,190             0.1%
#   KC Cottrell Co., Ltd.                                             22,715    157,009             0.0%
#   KC Green Holdings Co., Ltd.                                       80,230    679,219             0.0%
#   KC Tech Co., Ltd.                                                123,092  1,034,691             0.0%
#   KCC Engineering & Construction Co., Ltd.                          21,855    155,102             0.0%
*   KCO Energy, Inc.                                                     120         --             0.0%
#   KCP Co., Ltd.                                                     63,178  1,721,732             0.1%
#   KEC Corp.                                                        170,897    170,387             0.0%
#   KEPCO Engineering & Construction Co., Inc.                        68,911  2,059,884             0.1%
#   Keyang Electric Machinery Co., Ltd.                              156,430    663,722             0.0%
#   KEYEAST Co., Ltd.                                                241,959    865,615             0.0%
#   KG Chemical Corp.                                                 45,800    644,204             0.0%
    KG Eco Technology Service Co., Ltd.                               34,289    118,280             0.0%
#   Kginicis Co., Ltd.                                                36,013    534,509             0.0%
#   KGMobilians Co., Ltd.                                             71,784    954,733             0.0%
#   KH Vatec Co., Ltd.                                                94,197  1,655,629             0.1%
#   KISCO Corp.                                                       20,347    861,656             0.0%
    KISCO Holdings Co., Ltd.                                           2,292    119,519             0.0%
#   Kishin Corp.                                                      49,420    326,517             0.0%
#   KISWIRE, Ltd.                                                     39,054  1,411,411             0.0%
#   KIWOOM Securities Co., Ltd.                                       69,571  3,562,419             0.1%
#   KleanNara Co., Ltd.                                               24,428    141,124             0.0%
    KMH Co., Ltd.                                                     54,976    519,924             0.0%
#   KMW Co., Ltd.                                                     53,185    337,433             0.0%
#   Koentec Co., Ltd.                                                297,857    734,506             0.0%
#   Koh Young Technology, Inc.                                        63,733  1,854,745             0.1%
#   Kolao Holdings                                                   134,465  1,596,390             0.1%
#   Kolon Corp.                                                       45,278  2,531,985             0.1%
#   Kolon Global Corp.                                                16,968    252,105             0.0%
#   Kolon Industries, Inc.                                           107,359  5,832,656             0.1%
#   Kolon Life Science, Inc.                                          27,291  3,859,092             0.1%
#   Komipharm International Co., Ltd.                                 11,873    276,456             0.0%
#   KONA I Co., Ltd.                                                  71,763  2,294,999             0.1%
#   Kook Soon Dang Brewery Co., Ltd.                                  67,701    396,065             0.0%
    Korea Airport Service Co., Ltd.                                      934     24,760             0.0%
#   Korea Alcohol Industrial Co., Ltd.                                44,130    288,782             0.0%
#   Korea Cast Iron Pipe Industries Co., Ltd.                         48,456    547,939             0.0%
#   Korea Circuit Co., Ltd.                                           65,808    634,809             0.0%
#   Korea District Heating Corp.                                      17,703    961,479             0.0%
    Korea Electric Terminal Co., Ltd.                                 32,072  2,771,944             0.1%
#   Korea Electronic Certification Authority, Inc.                    70,482    533,765             0.0%
#   Korea Electronic Power Industrial Development Co., Ltd.           74,881    307,676             0.0%
    Korea Export Packaging Industrial Co., Ltd.                        5,621    103,278             0.0%
    Korea Flange Co., Ltd.                                            19,644    239,168             0.0%
#   Korea Information & Communications Co, Ltd.                       61,340    744,053             0.0%
    Korea Investment Holdings Co., Ltd.                               54,417  2,897,252             0.1%
#   Korea Kolmar Co., Ltd.                                            52,091  4,085,337             0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                     SHARES   VALUE++   OF NET ASSETS**
                                                                     ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   Korea Kolmar Holdings Co., Ltd.                                   33,913 $1,964,003             0.1%
#   Korea Line Corp.                                                  64,935  1,147,338             0.0%
#   Korea Petrochemical Ind Co., Ltd.                                 19,034  2,943,553             0.1%
#   Korea United Pharm, Inc.                                          55,323    903,711             0.0%
#   Korean Reinsurance Co.                                           432,194  5,152,674             0.1%
#   Kortek Corp.                                                      72,394    852,091             0.0%
    KPF                                                               42,149    178,947             0.0%
    KPX Chemical Co., Ltd.                                             8,354    416,612             0.0%
#   KR Motors Co., Ltd.                                               56,572     52,138             0.0%
#   KSCB Co., Ltd.                                                     7,972     47,835             0.0%
    KT Hitel Co., Ltd.                                                81,696    637,073             0.0%
    KT Skylife Co., Ltd.                                             124,747  2,041,718             0.1%
#   KTB Investment & Securities Co., Ltd.                            335,383    743,436             0.0%
    KTCS Corp.                                                         4,247     13,388             0.0%
    Kukdo Chemical Co., Ltd.                                          23,101  1,240,071             0.0%
    Kukdong Corp.                                                      1,069      8,964             0.0%
#   Kukdong Oil & Chemicals Co., Ltd.                                  6,292    170,958             0.0%
#   Kumho Electric Co., Ltd.                                          18,861    289,488             0.0%
#   Kumho Industrial Co., Ltd.                                        95,814  1,464,239             0.0%
#   Kumho Tire Co., Inc.                                             537,655  3,247,886             0.1%
#   Kumkang Kind Co., Ltd.                                            16,750    913,465             0.0%
#   Kunsul Chemical Industrial Co., Ltd.                              23,454    914,692             0.0%
    Kwang Dong Pharmaceutical Co., Ltd.                              197,814  2,014,340             0.1%
#   Kwang Myung Electric Engineering Co., Ltd.                       237,440    518,274             0.0%
    Kwangju Bank                                                      31,132    221,913             0.0%
#   Kyeryong Construction Industrial Co., Ltd.                        17,512    146,820             0.0%
    Kyobo Securities Co., Ltd.                                       130,490  1,118,868             0.0%
#   Kyung Dong Navien Co., Ltd.                                       33,704  1,115,527             0.0%
#   Kyung-In Synthetic Corp.                                         123,588    430,319             0.0%
#   Kyungbang, Ltd.                                                    4,716    795,042             0.0%
    Kyungchang Industrial Co., Ltd.                                   73,797    444,807             0.0%
#   KyungDong City Gas Co., Ltd.                                      13,066  1,207,375             0.0%
    Kyungdong Pharm Co., Ltd.                                         38,679    739,390             0.0%
    L&F Co., Ltd.                                                     54,534    489,182             0.0%
#   LB Semicon, Inc.                                                 147,884    190,200             0.0%
    LEADCORP, Inc. (The)                                               2,176     30,453             0.0%
#   LEENO Industrial, Inc.                                            51,031  1,954,250             0.1%
    LF Corp.                                                         120,413  3,336,664             0.1%
#   LG Hausys, Ltd.                                                   37,195  5,524,261             0.1%
#   LG International Corp.                                           206,725  6,313,475             0.1%
#   LG Life Sciences, Ltd.                                            59,924  3,222,040             0.1%
#   LMS Co., Ltd.                                                     32,869    296,106             0.0%
#   Lock&Lock Co., Ltd.                                              154,467  1,653,821             0.1%
    Lotte Chilsung Beverage Co., Ltd.                                  2,570  5,032,695             0.1%
    Lotte Confectionery Co., Ltd.                                      1,810  3,157,466             0.1%
#   Lotte Food Co., Ltd.                                               4,087  3,215,791             0.1%
#   LOTTE Himart Co., Ltd.                                            54,476  2,778,460             0.1%
#   Lotte Non-Life Insurance Co., Ltd.                               338,540    838,308             0.0%
#   LS Corp.                                                         114,384  3,862,845             0.1%
#   LS Industrial Systems Co., Ltd.                                   93,480  4,063,603             0.1%
#   Lumens Co., Ltd.                                                 301,165  1,079,186             0.0%
    Macquarie Korea Infrastructure Fund                              617,423  4,331,780             0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   Macrogen, Inc.                                                      42,509 $1,413,756             0.0%
#   Maeil Dairy Industry Co., Ltd.                                      42,668  1,459,103             0.0%
#   Mando Corp.                                                         43,801  5,698,121             0.1%
#   Mcnex Co., Ltd.                                                     18,226    446,534             0.0%
#   MDS Technology Co., Ltd.                                            34,280    710,055             0.0%
#   Medifron DBT Co., Ltd.                                              15,943     55,444             0.0%
#   Medipost Co., Ltd.                                                   3,841    326,294             0.0%
    Medy-Tox, Inc.                                                      11,273  4,787,359             0.1%
    MegaStudy Co., Ltd.                                                 16,832    661,954             0.0%
#   MegaStudyEdu Co., Ltd.                                               4,919    275,928             0.0%
#   Melfas, Inc.                                                       104,886    454,257             0.0%
#   Meritz Finance Group, Inc.                                          48,643    624,626             0.0%
#   Meritz Fire & Marine Insurance Co., Ltd.                           360,346  5,086,278             0.1%
#   Meritz Securities Co., Ltd.                                        298,466  1,327,582             0.0%
#   Mgame Corp.                                                         91,446    493,898             0.0%
    Mi Chang Oil Industrial Co., Ltd.                                    2,578    173,852             0.0%
#   Mirae Asset Securities Co., Ltd.                                    20,066    447,683             0.0%
#   Mirae Corp.                                                      1,931,820  1,054,154             0.0%
    Miwon Chemicals Co., Ltd.                                            1,890     78,257             0.0%
    Miwon Commercial Co., Ltd.                                             716    116,694             0.0%
    Miwon Specialty Chemical Co., Ltd.                                   1,041    292,236             0.0%
#   MK Electron Co., Ltd.                                              101,002    621,953             0.0%
#   MNTech Co., Ltd.                                                   110,847    619,007             0.0%
#   Modetour Network, Inc.                                              62,361  1,991,541             0.1%
#   Monalisa Co., Ltd.                                                  68,050    311,143             0.0%
    MonAmi Co., Ltd.                                                    31,087    124,529             0.0%
    Moorim P&P Co., Ltd.                                               143,600    676,403             0.0%
#   Moorim Paper Co., Ltd.                                              98,440    304,996             0.0%
#   Motonic Corp.                                                       71,883    794,632             0.0%
#   Muhak Co., Ltd.                                                     65,794  2,769,185             0.1%
#   Namhae Chemical Corp.                                              149,878  1,318,143             0.0%
#   Namsun Aluminum Co., Ltd.                                          321,997    336,491             0.0%
#   Namyang Dairy Products Co., Ltd.                                     1,563  1,152,527             0.0%
    Nanos Co., Ltd.                                                      6,521     44,037             0.0%
#   Naturalendo Tech Co., Ltd.                                          83,266  1,679,735             0.1%
#   Neowiz Games Corp.                                                  84,844  1,349,548             0.0%
#   NEOWIZ HOLDINGS Corp.                                               10,579    167,348             0.0%
#   NEPES Corp.                                                        104,343    609,247             0.0%
#   Nexen Corp.                                                         33,168  2,459,619             0.1%
#   Nexen Tire Corp.                                                   212,408  2,458,160             0.1%
#   Nexolon Co., Ltd.                                                    2,976      2,927             0.0%
#   Nexon GT Co., Ltd.                                                  86,722  1,059,326             0.0%
#   NHN Entertainment Corp.                                             58,480  2,840,940             0.1%
#   NICE Holdings Co., Ltd.                                            100,686  2,244,186             0.1%
#   NICE Information Service Co., Ltd.                                 206,717  2,154,686             0.1%
#   NK Co., Ltd.                                                       179,908    912,199             0.0%
#   Nong Shim Holdings Co., Ltd.                                        10,186  1,337,517             0.0%
#   Nong Woo Bio Co., Ltd.                                              45,420    868,732             0.0%
#   NongShim Co., Ltd.                                                  19,606  6,336,013             0.1%
#   Noroo Holdings Co., Ltd.                                            13,599    342,155             0.0%
#   NOROO Paint & Coatings Co., Ltd.                                    52,398    499,417             0.0%
    NPC                                                                 56,060    358,129             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                     SHARES   VALUE++   OF NET ASSETS**
                                                                     ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   OCI Materials Co., Ltd.                                           35,023 $2,837,983             0.1%
    Opto Device Technology Co., Ltd.                                   6,355     44,448             0.0%
#   OPTRON-TEC, Inc.                                                  86,759    409,167             0.0%
#   Orientbio, Inc.                                                  706,011    785,209             0.0%
#   OSANGJAIEL Co., Ltd.                                              26,528    265,763             0.0%
#   Osstem Implant Co., Ltd.                                          60,174  3,513,772             0.1%
#   Osung LST Co., Ltd.                                               24,751     13,229             0.0%
#   Ottogi Corp.                                                       5,156  4,736,185             0.1%
    Paik Kwang Industrial Co., Ltd.                                  127,006    286,640             0.0%
    Pan Ocean Co., Ltd.                                               13,688     48,159             0.0%
#   Pan-Pacific Co., Ltd.                                            164,180    611,731             0.0%
    Pang Rim Co., Ltd.                                                 8,619    210,355             0.0%
#   PaperCorea, Inc.                                                 688,918    605,421             0.0%
#   Partron Co., Ltd.                                                238,893  2,048,348             0.1%
    Paru Co., Ltd.                                                    53,455    206,908             0.0%
#   Pharmicell Co., Ltd.                                              85,904    367,411             0.0%
    Poongsan Corp.                                                   144,872  3,260,077             0.1%
#   Poongsan Holdings Corp.                                           26,213    922,700             0.0%
    POSCO Chemtech Co., Ltd.                                         119,219  1,495,906             0.0%
    POSCO Coated & Color Steel Co., Ltd.                               2,498     35,792             0.0%
#   Posco ICT Co., Ltd.                                              301,412  1,316,806             0.0%
#   Posco M-Tech Co., Ltd.                                            83,502    174,453             0.0%
#   Posco Plantec Co., Ltd.                                           16,494     28,177             0.0%
#   Power Logics Co., Ltd.                                           153,415    515,943             0.0%
#   PSK, Inc.                                                         67,148    599,505             0.0%
#   Pulmuone Co., Ltd.                                                 6,862  1,114,107             0.0%
#   Pyeong Hwa Automotive Co., Ltd.                                   70,608    901,469             0.0%
#   Redrover Co., Ltd.                                               128,979    927,822             0.0%
    Reyon Pharmaceutical Co., Ltd.                                    23,194    732,022             0.0%
#   RFsemi Technologies, Inc.                                         30,415    195,865             0.0%
#   RFTech Co., Ltd.                                                  47,886    335,842             0.0%
#   Romanson Co., Ltd.                                                49,559    490,620             0.0%
#   S&C Engine Group, Ltd.                                           305,518    464,781             0.0%
    S&T Corp.                                                          5,716    122,696             0.0%
    S&T Dynamics Co., Ltd.                                           160,725  1,952,725             0.1%
    S&T Holdings Co., Ltd.                                            37,093    862,310             0.0%
    S&T Motiv Co., Ltd.                                               50,410  3,214,565             0.1%
#   S-Energy Co., Ltd.                                                53,743    356,224             0.0%
#   S-MAC Co., Ltd.                                                   85,869    277,429             0.0%
#   Saeron Automotive Corp.                                            2,640     20,274             0.0%
#   Sajo Industries Co., Ltd.                                         13,633    816,697             0.0%
    SAJOHAEPYO Corp.                                                     574      8,177             0.0%
    Sam Young Electronics Co., Ltd.                                   63,000    688,670             0.0%
#   Sam Yung Trading Co., Ltd.                                        55,956  1,128,880             0.0%
#   Samchully Co., Ltd.                                               15,849  1,422,750             0.0%
#   Samchuly Bicycle Co., Ltd.                                        18,450    301,418             0.0%
#   Samho Development Co., Ltd.                                       64,551    192,746             0.0%
#   Samho International Co., Ltd.                                     31,619    487,461             0.0%
#   SAMHWA Paints Industrial Co., Ltd.                                57,633    674,887             0.0%
#   Samick Musical Instruments Co., Ltd.                             382,196  1,354,708             0.0%
#   Samick THK Co., Ltd.                                              48,890    365,985             0.0%
#   Samjin Pharmaceutical Co., Ltd.                                   59,596  1,273,349             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                     SHARES   VALUE++   OF NET ASSETS**
                                                                     ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   Samkwang Glass                                                    19,483 $1,633,405             0.1%
#   Samlip General Foods Co., Ltd.                                     5,367  1,323,085             0.0%
#   Samsung Engineering Co., Ltd.                                     48,925    776,439             0.0%
    Samsung Fine Chemicals Co., Ltd.                                 123,140  4,046,605             0.1%
#   SAMT Co., Ltd.                                                   109,941    206,811             0.0%
#   Samyang Foods Co., Ltd.                                           17,230    345,815             0.0%
#   Samyang Holdings Corp.                                            22,926  3,210,170             0.1%
#   Samyang Tongsang Co., Ltd.                                         8,224    365,658             0.0%
#   Samyoung Chemical Co., Ltd.                                      136,867    214,568             0.0%
#   Sangbo Corp.                                                     109,135    467,589             0.0%
    Sangsin Brake                                                      6,689     41,426             0.0%
#   Sansung Life & Science Co., Ltd.                                  57,015  1,876,876             0.1%
#   Sapphire Technology Co., Ltd.                                     42,273    448,816             0.0%
#   Satrec Initiative Co., Ltd.                                        6,676    128,002             0.0%
#   SAVEZONE I&C CORP.                                                62,674    330,879             0.0%
#   SBI Investment Korea Co., Ltd.                                   206,964    115,938             0.0%
    SBS Contents Hub Co., Ltd.                                        36,758    506,663             0.0%
    SBS Media Holdings Co., Ltd.                                     277,535    946,204             0.0%
#   SBW                                                              796,253  2,269,131             0.1%
#   Seah Besteel Corp.                                                87,900  2,210,450             0.1%
    SeAH Holdings Corp.                                                4,811    737,769             0.0%
    SeAH Steel Corp.                                                  17,840    998,458             0.0%
#   Sebang Co., Ltd.                                                  57,074    896,849             0.0%
#   Seegene, Inc.                                                     58,471  2,019,314             0.1%
#   Sejong Industrial Co., Ltd.                                       70,108    677,232             0.0%
    Sekonix Co., Ltd.                                                 10,456    169,733             0.0%
#   Sempio Foods Co.                                                  11,762    414,913             0.0%
#   Seobu T&D                                                         73,518  1,451,770             0.0%
#   Seohan Co., Ltd.                                                 343,180    627,838             0.0%
#   Seohee Construction Co., Ltd.                                    889,273    848,420             0.0%
#   Seoul Semiconductor Co., Ltd.                                    222,901  3,698,728             0.1%
#   SEOWONINTECH Co., Ltd.                                            58,761    688,608             0.0%
#   Seoyon Co., Ltd.                                                 118,432  1,270,731             0.0%
#   Sewon Cellontech Co., Ltd.                                       146,454    521,780             0.0%
    Sewon Precision Industry Co., Ltd.                                21,670    462,311             0.0%
#   SEWOONMEDICAL Co., Ltd.                                          109,964    610,352             0.0%
#   SFA Engineering Corp.                                             58,145  2,227,476             0.1%
#   SG Corp.                                                         865,420    967,699             0.0%
#   SH Energy & Chemical Co., Ltd.                                   527,381    735,167             0.0%
#   Shin Poong Pharmaceutical Co., Ltd.                              166,467    606,042             0.0%
    Shin-heung Machine Co., Ltd.                                      14,221     92,179             0.0%
#   Shinil Industrial Co., Ltd.                                      301,022    362,370             0.0%
    Shinsegae Co., Ltd.                                                5,752  1,170,380             0.0%
#   Shinsegae Engineering & Construction Co., Ltd.                    11,297    490,093             0.0%
#   Shinsegae Information & Communication Co., Ltd.                    6,991    735,566             0.0%
#   Shinsegae International Co., Ltd.                                 14,823  1,438,719             0.0%
#   Shinsung Solar Energy Co., Ltd.                                  237,348    302,350             0.0%
#   Shinsung Tongsang Co., Ltd.                                      705,326  1,180,140             0.0%
#   Shinwha Intertek Corp.                                           128,714    270,745             0.0%
#   Shinwon Corp.                                                    173,143    286,642             0.0%
#   Shinyoung Securities Co., Ltd.                                    14,050    680,348             0.0%
#   SHOWBOX Corp.                                                     55,565    343,797             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   Signetics Corp.                                                    234,926 $  321,940             0.0%
#   SIGONG TECH Co., Ltd.                                               73,198    419,820             0.0%
#   Silicon Works Co., Ltd.                                             70,469  2,095,526             0.1%
#   Silla Co., Ltd.                                                     38,828    589,966             0.0%
    SIMMTECH Co., Ltd.                                                  64,644    451,921             0.0%
#   SIMMTECH HOLDINGS Co., Ltd.                                         45,781    124,067             0.0%
#   SIMPAC, Inc.                                                        82,220    463,994             0.0%
    Sindoh Co., Ltd.                                                     3,151    168,384             0.0%
#   Sinjin SM Co., Ltd.                                                  8,200    156,924             0.0%
#   SJM Co., Ltd.                                                       34,349    199,616             0.0%
#   SK Chemicals Co., Ltd.                                              87,656  5,176,823             0.1%
#   SK Communications Co., Ltd.                                        103,928    737,778             0.0%
#   SK Gas, Ltd.                                                        23,796  1,773,468             0.1%
#   SK Securities Co., Ltd.                                          1,947,663  1,990,411             0.1%
#   SKC Co., Ltd.                                                      144,875  4,862,481             0.1%
#   SKC Solmics Co., Ltd.                                               43,587     72,520             0.0%
#   SL Corp.                                                            79,821  1,187,058             0.0%
#   SM Culture & Contents Co., Ltd.                                     59,505    132,397             0.0%
#   SM Entertainment Co.                                                93,334  3,739,075             0.1%
#   Solborn, Inc.                                                       88,180    520,303             0.0%
#   Solid, Inc.                                                        101,535    559,818             0.0%
#   Songwon Industrial Co., Ltd.                                       100,166    962,815             0.0%
#   Soosan Heavy Industries Co., Ltd.                                   61,925    111,969             0.0%
#   Soulbrain Co., Ltd.                                                 57,380  1,998,334             0.1%
#   Ssangyong Cement Industrial Co., Ltd.                              118,503  1,873,056             0.1%
#   STS Semiconductor & Telecommunications                             300,260    717,139             0.0%
#   STX Corp.                                                            6,376     22,036             0.0%
#   STX Engine Co., Ltd.                                                 9,399     77,575             0.0%
#   Suheung Co., Ltd.                                                   36,385  1,585,332             0.1%
#   Sunchang Corp.                                                      38,394    566,978             0.0%
#   Sung Kwang Bend Co., Ltd.                                          109,995    903,545             0.0%
#   Sungchang Enterprise Holdings, Ltd.                                 31,117    800,480             0.0%
#   Sungshin Cement Co., Ltd.                                          104,814  1,041,193             0.0%
#   Sungwoo Hitech Co., Ltd.                                           222,183  1,718,296             0.1%
#   Sunjin Co., Ltd.                                                    25,877    633,100             0.0%
#   Sunny Electronics Corp.                                             59,001    116,190             0.0%
#   Suprema, Inc.                                                       69,096  1,248,540             0.0%
#   Synopex, Inc.                                                      329,126    468,542             0.0%
    Tae Kyung Industrial Co., Ltd.                                      39,841    213,971             0.0%
    Taekwang Industrial Co., Ltd.                                        2,106  2,049,808             0.1%
#   Taewoong Co., Ltd.                                                  63,464    831,539             0.0%
#   Taeyoung Engineering & Construction Co., Ltd.                      242,962  1,251,649             0.0%
#   Taihan Electric Wire Co., Ltd.                                      37,983     83,292             0.0%
    Taihan Textile Co., Ltd.                                               844     50,476             0.0%
#   Tailim Packaging Industrial Co., Ltd.                              195,880    547,669             0.0%
    TCC Steel                                                           40,253     71,681             0.0%
#   TechWing, Inc.                                                      54,511    472,348             0.0%
#   Tera Semicon Co., Ltd.                                              45,083    719,053             0.0%
#   TES Co., Ltd.                                                       42,923    456,600             0.0%
#   Theragen Etex Co., Ltd.                                             31,067    219,805             0.0%
#   Thinkware Systems Corp.                                             17,785    269,106             0.0%
#   TK Chemical Corp.                                                  283,667    651,371             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   TK Corp.                                                            78,975 $  780,804             0.0%
    TLI, Inc.                                                            3,472     26,318             0.0%
#   Tokai Carbon Korea Co., Ltd.                                        10,506    213,599             0.0%
#   Tong Yang Moolsan Co., Ltd.                                         22,590    197,208             0.0%
#   Tongyang Life Insurance Co, Ltd.                                   225,842  2,761,709             0.1%
    Top Engineering Co., Ltd.                                           10,509     46,219             0.0%
#   Toptec Co., Ltd.                                                    36,271  1,065,201             0.0%
#   Tovis Co., Ltd.                                                     81,712    717,437             0.0%
#   Trais Co., Ltd.                                                     24,456     73,200             0.0%
#   TS Corp.                                                            26,872    530,042             0.0%
#   UBCare Co., Ltd.                                                   114,049    422,600             0.0%
#   Ubiquoss, Inc.                                                      79,861  1,009,156             0.0%
#   Ubivelox, Inc.                                                      17,660    277,340             0.0%
#   Uju Electronics Co., Ltd.                                           42,498    531,049             0.0%
#   Unid Co., Ltd.                                                      29,423  1,317,072             0.0%
#   Uniquest Corp.                                                      16,238     58,739             0.0%
    Unison Co., Ltd.()                                                  21,542     10,676             0.0%
#   Unison Co., Ltd.(6195256)                                           68,242    129,994             0.0%
#   Value Added Technologies Co., Ltd.                                  41,298  1,405,723             0.0%
#   Very Good Leisure Co., Ltd.                                         25,853    234,510             0.0%
#   Vieworks Co., Ltd.                                                  39,832  1,337,006             0.0%
#   Visang Education, Inc.                                              38,704    298,425             0.0%
#   Webzen, Inc.                                                        53,757  1,526,984             0.1%
#   WeMade Entertainment Co., Ltd.                                      27,945  1,118,750             0.0%
#   Whanin Pharmaceutical Co., Ltd.                                     48,403    875,373             0.0%
#   WillBes & Co. (The)                                                319,383    649,546             0.0%
#   Winix, Inc.                                                          6,948     72,140             0.0%
    Wins Co., Ltd.                                                      20,878    233,597             0.0%
#   WiSoL Co., Ltd.                                                     96,855  1,370,335             0.0%
#   WIZIT Co., Ltd.                                                    114,671    181,932             0.0%
#   WONIK CUBE Corp.                                                    13,011     27,943             0.0%
#   Wonik IPS Co., Ltd.                                                308,005  2,538,470             0.1%
#   Wonik Materials Co., Ltd.                                           16,466    839,532             0.0%
    Wonik QnC Corp.                                                      7,938    110,520             0.0%
#   Woojeon & Handan Co., Ltd.                                          90,141    107,216             0.0%
    Woojin, Inc.                                                         2,070     12,871             0.0%
#   Woongjin Co., Ltd.                                                 292,655    771,449             0.0%
#   Woongjin Energy Co., Ltd.                                          324,645    439,980             0.0%
#   Woongjin Thinkbig Co., Ltd.                                        125,097    896,054             0.0%
#   Wooree ETI Co., Ltd.                                               163,783    416,594             0.0%
#   Woori Investment Bank Co., Ltd.                                  2,972,546  1,588,874             0.1%
    WooSung Feed Co., Ltd.                                              17,710     51,230             0.0%
#   Y G-1 Co., Ltd.                                                     89,329    858,722             0.0%
    YeaRimDang Publishing Co., Ltd.                                     19,136     86,383             0.0%
    YESCO Co., Ltd.                                                     14,192    465,474             0.0%
#   YG Entertainment, Inc.                                              46,549  1,850,767             0.1%
#   Yoosung Enterprise Co., Ltd.                                       142,242    521,033             0.0%
#   Youlchon Chemical Co., Ltd.                                         64,528    698,335             0.0%
#   Young Heung Iron & Steel Co., Ltd.                                 287,784    506,539             0.0%
#   Young Poong Corp.                                                    1,885  2,069,837             0.1%
*   Young Poong Mining & Construction Corp.                              1,580         --             0.0%
#   Young Poong Precision Corp.                                         79,593    648,857             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
SOUTH KOREA -- (Continued)
    Youngone Holdings Co., Ltd.                                         32,178 $  2,027,694             0.1%
#   Yuanta Securities Korea Co., Ltd.                                  128,115      445,429             0.0%
    Yuhan Corp.                                                         16,626    4,117,857             0.1%
    YuHwa Securities Co., Ltd.                                          13,060      168,029             0.0%
#   Yungjin Pharmaceutical Co., Ltd.                                   518,217    1,032,691             0.0%
*   ZeroOne Interactive Co., Ltd.                                        3,200           --             0.0%
                                                                               ------------            ----
TOTAL SOUTH KOREA                                                               735,074,033            15.0%
                                                                               ------------            ----
TAIWAN -- (13.3%)
#   A-DATA Technology Co., Ltd.                                      1,453,879    1,499,844             0.0%
    Ability Enterprise Co., Ltd.                                     3,031,076    1,676,577             0.1%
#   AcBel Polytech, Inc.                                             3,000,599    2,120,121             0.1%
#   Accton Technology Corp.                                          3,653,763    2,287,327             0.1%
#   ACES Electronic Co., Ltd.                                          553,000      443,609             0.0%
#   ACHEM TECHNOLOGY Corp.                                           1,673,860      690,503             0.0%
    Acme Electronics Corp.                                             529,000      258,900             0.0%
#   Acter Co., Ltd.                                                    211,000      611,594             0.0%
    Action Electronics Co., Ltd.                                       720,635      102,979             0.0%
#   Actron Technology Corp.                                            434,150    1,494,259             0.0%
    Addcn Technology Co., Ltd.                                          32,800      317,397             0.0%
#   Adlink Technology, Inc.                                            767,257    2,058,912             0.1%
#   Advanced Ceramic X Corp.                                           265,000    1,655,514             0.1%
#   Advanced Connectek, Inc.                                         1,202,000      288,697             0.0%
    Advanced International Multitech Co., Ltd.                         501,000      322,459             0.0%
    Advanced Power Electronics Corp.                                    14,282       13,592             0.0%
#   Advanced Wireless Semiconductor Co.                                885,000    2,117,830             0.1%
#   Advancetek Enterprise Co., Ltd.                                    888,917      506,679             0.0%
#   AGV Products Corp.                                               3,484,801      731,897             0.0%
    AimCore Technology Co., Ltd.                                       334,589      190,877             0.0%
    Airtac International Group                                          49,000      254,106             0.0%
    Alcor Micro Corp.                                                  312,000      207,219             0.0%
    ALI Corp.                                                        2,271,000    1,162,696             0.0%
#   Allis Electric Co., Ltd.                                            54,000       13,811             0.0%
#   Alltek Technology Corp.                                            579,186      438,684             0.0%
#   Alltop Technology Co., Ltd.                                        250,000      178,007             0.0%
    Alpha Networks, Inc.                                             1,965,386    1,133,891             0.0%
#   Altek Corp.                                                      1,805,945    1,501,730             0.0%
    Ambassador Hotel (The)                                           1,612,000    1,388,580             0.0%
#   AMPOC Far-East Co., Ltd.                                           320,444      203,850             0.0%
#   AmTRAN Technology Co., Ltd.                                      3,349,951    1,695,209             0.1%
    Anpec Electronics Corp.                                            336,590      213,470             0.0%
#   Apacer Technology, Inc.                                          1,001,576      578,097             0.0%
    APCB, Inc.                                                         732,000      306,869             0.0%
#   Apex Biotechnology Corp.                                           654,483      850,149             0.0%
#   Apex International Co., Ltd.                                       753,293      973,989             0.0%
#   Apex Medical Corp.                                                 462,500      604,319             0.0%
#   Apex Science & Engineering                                       1,046,132      305,120             0.0%
#   Arcadyan Technology Corp.                                          921,718      915,750             0.0%
    Ardentec Corp.                                                   2,744,820    2,082,690             0.1%
#   Arima Communications Corp.                                       1,189,719      329,789             0.0%
#   Asia Optical Co., Inc.                                           1,578,000    1,503,314             0.0%
#   Asia Plastic Recycling Holding, Ltd.                               972,842      688,854             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Asia Polymer Corp.                                                1,826,458 $1,057,932             0.0%
#   Asia Vital Components Co., Ltd.                                   2,146,058  1,727,485             0.1%
#   ASMedia Technology, Inc.                                            153,000    791,161             0.0%
    ASPEED Technology, Inc.                                              91,599  1,014,345             0.0%
#   ASROCK, Inc.                                                        154,000    225,620             0.0%
#   Aten International Co., Ltd.                                        604,479  1,342,263             0.0%
#   Audix Corp.                                                         626,600    677,366             0.0%
#   Aurora Corp.                                                        688,499  1,085,475             0.0%
    AV Tech Corp.                                                       100,000     82,463             0.0%
#   Avermedia Technologies                                              767,446    242,633             0.0%
    Avision, Inc.                                                       437,000     98,561             0.0%
#   AVY Precision Technology, Inc.                                      286,670    483,278             0.0%
#   Awea Mechantronic Co., Ltd.                                         260,200    232,972             0.0%
    Bank of Kaohsiung Co., Ltd.                                       2,586,771    707,693             0.0%
    Basso Industry Corp.                                                581,000  1,059,504             0.0%
#   BenQ Materials Corp.                                              1,172,000    837,691             0.0%
    BES Engineering Corp.                                            10,018,750  2,359,312             0.1%
    Bionet Corp.                                                        132,000    138,247             0.0%
    Bionime Corp.                                                        59,000     96,517             0.0%
    Biostar Microtech International Corp.                             1,025,975    223,205             0.0%
#   Bioteque Corp.                                                      360,308  1,334,602             0.0%
#   Bizlink Holding, Inc.                                               517,529  2,327,689             0.1%
#   Boardtek Electronics Corp.                                          783,000    968,639             0.0%
    Bright Led Electronics Corp.                                        525,520    166,840             0.0%
#   C Sun Manufacturing, Ltd.                                           722,221    334,808             0.0%
    Cameo Communications, Inc.                                          393,818     53,771             0.0%
    Capital Securities Corp.                                         12,898,142  3,829,891             0.1%
#   Career Technology MFG. Co., Ltd.                                  2,145,000  1,748,547             0.1%
#   Carnival Industrial Corp.                                         1,419,000    256,356             0.0%
    Cathay Chemical Works                                                30,000     14,391             0.0%
    Cathay Real Estate Development Co., Ltd.                          4,990,000  2,153,792             0.1%
#   Celxpert Energy Corp.                                                44,000     25,951             0.0%
    Central Reinsurance Co., Ltd.                                       919,410    437,180             0.0%
#   ChainQui Construction Development Co., Ltd.                         379,083    262,063             0.0%
    Chaintech Technology Corp.                                          222,230     96,569             0.0%
#   Champion Building Materials Co., Ltd.                             2,163,851    466,016             0.0%
#   Champion Microelectronic Corp.                                      151,965    181,617             0.0%
#   Chang Wah Electromaterials, Inc.                                    267,673    681,085             0.0%
    Channel Well Technology Co., Ltd.                                   859,000    467,140             0.0%
#   Charoen Pokphand Enterprise                                       1,282,985    868,215             0.0%
#   Chaun-Choung Technology Corp.                                       456,000  1,064,132             0.0%
    CHC Resources Corp.                                                 398,348    784,539             0.0%
#   Chen Full International Co., Ltd.                                   610,000    970,640             0.0%
#   Chenbro Micom Co., Ltd.                                             357,000    410,652             0.0%
    Cheng Loong Corp.                                                 5,762,383  2,038,911             0.1%
    Cheng Uei Precision Industry Co., Ltd.                            3,050,331  4,456,197             0.1%
#   Chenming Mold Industry Corp.                                        470,437    296,753             0.0%
#   Chia Chang Co., Ltd.                                                897,000    667,515             0.0%
#   Chia Hsin Cement Corp.                                            1,788,121    594,075             0.0%
#   Chien Kuo Construction Co., Ltd.                                  1,568,312    475,830             0.0%
    Chien Shing Stainless Steel Co., Ltd.                                66,000      5,679             0.0%
#   Chilisin Electronics Corp.                                          559,315    798,815             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Chime Ball Technology Co., Ltd.                                     114,000 $  214,769             0.0%
#   Chimei Materials Technology Corp.                                 2,077,900  1,454,175             0.0%
#   Chin-Poon Industrial Co., Ltd.                                    2,573,207  3,459,191             0.1%
    China Bills Finance Corp.                                           683,000    236,827             0.0%
    China Chemical & Pharmaceutical Co., Ltd.                         1,874,000  1,071,838             0.0%
#   China Ecotek Corp.                                                  200,000    375,093             0.0%
    China Electric Manufacturing Corp.                                1,352,900    342,919             0.0%
#   China General Plastics Corp.                                      2,379,105  1,047,800             0.0%
    China Glaze Co., Ltd.                                               576,139    186,092             0.0%
    China Man-Made Fiber Corp.                                        2,289,879    660,916             0.0%
    China Metal Products                                              1,888,603  1,690,154             0.1%
    China Motor Corp.                                                   299,609    211,788             0.0%
#   China Petrochemical Development Corp.                            16,258,000  4,136,249             0.1%
#   China Steel Chemical Corp.                                          465,554  1,761,633             0.1%
#   China Steel Structure Co., Ltd.                                     585,000    344,085             0.0%
#   China Synthetic Rubber Corp.                                      3,209,573  2,367,667             0.1%
*   China United Trust & Investment Corp.                               164,804         --             0.0%
    China Wire & Cable Co., Ltd.                                        711,000    258,295             0.0%
    Chinatrust Financial Holding Co., Ltd.                            4,800,936  2,630,222             0.1%
#   Chinese Maritime Transport, Ltd.                                    722,850    505,656             0.0%
#   Chlitina Holding, Ltd.                                              165,000  1,344,916             0.0%
#   Chong Hong Construction Co., Ltd.                                   984,666  1,394,627             0.0%
*   Chou Chin Industrial Co., Ltd.                                          825         --             0.0%
#   Chroma ATE, Inc.                                                  1,847,821  3,293,632             0.1%
    Chun YU Works & Co., Ltd.                                         1,382,000    595,457             0.0%
#   Chun Yuan Steel                                                   2,283,529    677,524             0.0%
    Chung Hsin Electric & Machinery Manufacturing Corp.               2,618,375  1,400,524             0.0%
    Chung Hung Steel Corp.                                            5,814,979    876,615             0.0%
    Chung Hwa Pulp Corp.                                              2,837,405    868,965             0.0%
    Chunghwa Chemical Synthesis & Biotech Co., Ltd.                     165,000    168,217             0.0%
#   Chunghwa Picture Tubes, Ltd.                                     14,410,000    381,497             0.0%
    Chyang Sheng Dyeing & Finishing Co., Ltd.                           297,000    143,681             0.0%
    Cleanaway Co., Ltd.                                                 502,000  2,466,263             0.1%
    Clevo Co.                                                         3,054,200  3,291,568             0.1%
    CMC Magnetics Corp.                                              15,197,566  1,823,213             0.1%
#   CoAsia Microelectronics Corp.                                       703,500    526,987             0.0%
    Coland Holdings, Ltd.                                               128,000    238,389             0.0%
    Collins Co., Ltd.                                                   562,431    215,447             0.0%
#   Compeq Manufacturing Co., Ltd.                                    6,824,000  4,472,611             0.1%
#   Concord Securities Co., Ltd.                                      2,898,000    584,074             0.0%
#   Continental Holdings Corp.                                        3,343,320  1,096,843             0.0%
    Coretronic Corp.                                                  3,985,750  3,671,891             0.1%
#   Coxon Precise Industrial Co., Ltd.                                  820,000  1,463,537             0.0%
#   Creative Sensor, Inc.                                                85,000     60,195             0.0%
#   Crystalwise Technology, Inc.                                        764,302    300,526             0.0%
#   CSBC Corp. Taiwan                                                 3,066,610  1,297,990             0.0%
#   Cub Elecparts, Inc.                                                 215,751  2,704,907             0.1%
#   CviLux Corp.                                                        517,039    456,907             0.0%
#   Cyberlink Corp.                                                     498,697  1,065,059             0.0%
#   CyberPower Systems, Inc.                                            264,000    821,234             0.0%
    CyberTAN Technology, Inc.                                         1,323,779    691,932             0.0%
#   D-Link Corp.                                                      4,990,668  1,585,264             0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
TAIWAN -- (Continued)
#   DA CIN Construction Co., Ltd.                                     1,040,711 $  471,314             0.0%
#   Da-Li Development Co., Ltd.                                       1,012,594    662,554             0.0%
    Dafeng TV, Ltd.                                                     413,540    675,181             0.0%
#   Danen Technology Corp.                                            2,682,000    659,739             0.0%
#   Darfon Electronics Corp.                                          1,833,550    956,056             0.0%
#   Darwin Precisions Corp.                                           2,422,635    954,430             0.0%
#   Davicom Semiconductor, Inc.                                          52,888     47,541             0.0%
#   De Licacy Industrial Co.                                            446,229    453,782             0.0%
#   Delpha Construction Co., Ltd.                                       991,931    526,840             0.0%
#   Depo Auto Parts Ind Co., Ltd.                                       685,000  2,295,372             0.1%
*   Der Pao Construction Co., Ltd.                                      476,000         --             0.0%
#   DFI, Inc.                                                           514,524    635,340             0.0%
#   Dimerco Express Corp.                                               645,000    352,995             0.0%
#   Dynacolor, Inc.                                                     316,000    511,647             0.0%
    Dynamic Electronics Co., Ltd.                                     1,908,321    554,151             0.0%
#   Dynapack International Technology Corp.                             971,000  1,588,489             0.1%
#   E Ink Holdings, Inc.                                              6,087,000  2,972,999             0.1%
#   E-Lead Electronic Co., Ltd.                                         507,942    665,803             0.0%
#   E-Life Mall Corp.                                                   469,000    846,370             0.0%
#   E-Ton Solar Tech Co., Ltd.                                        2,396,209    887,312             0.0%
    Eastern Media International Corp.                                 2,757,889    637,880             0.0%
#   Edimax Technology Co., Ltd.                                       1,256,108    426,645             0.0%
#   Edison Opto Corp.                                                   871,000    516,590             0.0%
#   Edom Technology Co., Ltd.                                         1,029,062    673,275             0.0%
#   eGalax_eMPIA Technology, Inc.                                       333,369    571,167             0.0%
#   Elan Microelectronics Corp.                                       2,597,715  2,867,666             0.1%
    Elite Advanced Laser Corp.                                          544,600  2,296,786             0.1%
#   Elite Material Co., Ltd.                                          1,873,350  3,827,578             0.1%
#   Elite Semiconductor Memory Technology, Inc.                       1,645,200  1,473,298             0.0%
    Elitegroup Computer Systems Co., Ltd.                             2,281,254  1,581,235             0.0%
#   eMemory Technology, Inc.                                            429,000  4,407,719             0.1%
    Emerging Display Technologies Corp.                                 646,000    173,228             0.0%
#   ENG Electric Co., Ltd.                                            1,116,794    559,305             0.0%
#   EnTie Commercial Bank Co., Ltd.                                   2,200,603  1,029,015             0.0%
#   Entire Technology Co., Ltd.                                         573,000    327,376             0.0%
    Episil Holdings, Inc.                                               647,000    185,729             0.0%
#   Epistar Corp.                                                     1,639,000  1,476,146             0.0%
    Eslite Spectrum Corp. (The)                                          10,000     47,352             0.0%
#   Eson Precision Ind. Co., Ltd.                                       255,000    239,521             0.0%
#   Eternal Materials Co., Ltd.                                       3,699,647  3,502,740             0.1%
#   Etron Technology, Inc.                                            1,395,000    573,088             0.0%
#   Everest Textile Co., Ltd.                                         2,509,562  1,263,453             0.0%
    Evergreen International Storage & Transport Corp.                 3,658,000  1,516,680             0.0%
#   Everlight Chemical Industrial Corp.                               3,209,720  2,058,890             0.1%
#   Everlight Electronics Co., Ltd.                                   2,958,000  4,487,392             0.1%
#   Everspring Industry Co., Ltd.                                       168,000    118,603             0.0%
    Excelsior Medical Co., Ltd.                                         623,217    940,156             0.0%
#   Far Eastern Department Stores, Ltd.                               5,281,000  3,195,285             0.1%
    Far Eastern International Bank                                   13,284,845  4,127,302             0.1%
    Faraday Technology Corp.                                          1,470,788  2,393,368             0.1%
#   Farglory F T Z Investment Holding Co., Ltd.                         485,000    235,449             0.0%
#   Farglory Land Development Co., Ltd.                               1,555,000  1,789,880             0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
TAIWAN -- (Continued)
#   Federal Corp.                                                    3,121,489 $1,418,323             0.0%
#   Feedback Technology Corp.                                          235,000    428,708             0.0%
    Feng Hsin Steel Co., Ltd.                                        2,776,100  3,202,195             0.1%
    Fine Blanking & Tool Co., Ltd.                                      13,000     18,380             0.0%
    First Copper Technology Co., Ltd.                                  791,000    178,857             0.0%
#   First Hotel                                                        911,350    549,407             0.0%
    First Insurance Co, Ltd. (The)                                   1,157,179    466,406             0.0%
#   First Steamship Co., Ltd.                                        2,597,218    929,569             0.0%
#   FLEXium Interconnect, Inc.                                       1,628,270  4,542,078             0.1%
#   Flytech Technology Co., Ltd.                                       709,309  2,260,918             0.1%
#   FocalTech Systems Co., Ltd.                                      1,569,000  1,287,736             0.0%
    Formosa Advanced Technologies Co., Ltd.                          1,096,000    687,567             0.0%
#   Formosa International Hotels Corp.                                 240,329  1,658,414             0.1%
    Formosa Laboratories, Inc.                                         465,000    847,682             0.0%
#   Formosa Oilseed Processing Co., Ltd.                               708,567    507,217             0.0%
#   Formosa Optical Technology Co., Ltd.                               132,000    310,188             0.0%
    Formosan Rubber Group, Inc.                                      2,943,000  1,665,844             0.1%
    Formosan Union Chemical                                          1,285,218    608,599             0.0%
#   Fortune Electric Co., Ltd.                                         699,078    336,751             0.0%
#   Founding Construction & Development Co., Ltd.                    1,084,546    569,124             0.0%
    Foxlink Image Technology Co., Ltd.                                 669,000    366,400             0.0%
#   Froch Enterprise Co., Ltd.                                       1,216,189    373,620             0.0%
    FSP Technology, Inc.                                             1,054,427    656,432             0.0%
#   Fulgent Sun International Holding Co., Ltd.                        297,000    492,543             0.0%
#   Fullerton Technology Co., Ltd.                                     399,600    297,652             0.0%
#   Fulltech Fiber Glass Corp.                                       2,124,083    678,883             0.0%
#   Fwusow Industry Co., Ltd.                                          823,751    373,975             0.0%
    G Shank Enterprise Co., Ltd.                                       752,281    517,258             0.0%
#   G Tech Optoelectronics Corp.                                     1,325,000    611,815             0.0%
#   Gallant Precision Machining Co., Ltd.                              839,000    336,656             0.0%
#   Gamania Digital Entertainment Co., Ltd.                            669,000    941,571             0.0%
    GEM Terminal Industrial Co., Ltd.                                   23,386      6,746             0.0%
#   Gemtek Technology Corp.                                          2,308,219  1,183,031             0.0%
#   General Plastic Industrial Co., Ltd.                               199,553    211,404             0.0%
#   Genesis Photonics, Inc.                                          2,540,990    709,783             0.0%
#   Genius Electronic Optical Co., Ltd.                                485,427    999,172             0.0%
    Genmont Biotech, Inc.                                               48,000     44,267             0.0%
#   GeoVision, Inc.                                                    394,986    978,636             0.0%
    Getac Technology Corp.                                           2,800,360  1,909,324             0.1%
#   Giantplus Technology Co., Ltd.                                   1,585,900    682,954             0.0%
    Giga Solution Tech Co., Ltd.                                       159,446    100,535             0.0%
#   Gigabyte Technology Co., Ltd.                                    3,879,800  4,050,115             0.1%
#   Gigasolar Materials Corp.                                          184,880  3,574,055             0.1%
#   Gigastorage Corp.                                                2,094,561  1,633,846             0.1%
#   Gintech Energy Corp.                                             3,308,297  2,430,470             0.1%
#   Global Brands Manufacture, Ltd.                                  1,932,359    432,293             0.0%
#   Global Lighting Technologies, Inc.                                 548,000  1,102,643             0.0%
#   Global Mixed Mode Technology, Inc.                                 519,000    955,126             0.0%
#   Global Unichip Corp.                                               610,000  1,231,563             0.0%
    Globalwafers Co., Ltd.                                              82,048    175,512             0.0%
    Globe Union Industrial Corp.                                     1,470,914    694,105             0.0%
#   Gloria Material Technology Corp.                                 3,288,565  1,743,799             0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Glory Science Co., Ltd.                                             330,296 $  496,782             0.0%
    Glotech Industrial Corp.                                            465,000     61,194             0.0%
#   Gold Circuit Electronics, Ltd.                                    2,647,227    921,024             0.0%
#   Goldsun Buillding Materials Co., Ltd.                             8,895,722  2,597,224             0.1%
#   Good Will Instrument Co., Ltd.                                      226,542    114,367             0.0%
#   Gourmet Master Co., Ltd.                                            406,000  2,466,856             0.1%
    Grand Ocean Retail Group, Ltd.                                       85,000     95,812             0.0%
#   Grand Pacific Petrochemical                                       7,220,000  3,535,507             0.1%
#   Grand Plastic Technology Corp                                        81,000    424,704             0.0%
#   Grape King Bio, Ltd.                                                680,000  3,738,047             0.1%
    Great China Metal Industry                                        1,001,000    888,380             0.0%
#   Great Taipei Gas Co., Ltd.                                        1,640,000  1,116,080             0.0%
#   Great Wall Enterprise Co., Ltd.                                   3,741,774  2,265,709             0.1%
    Greatek Electronics, Inc.                                           977,000    964,764             0.0%
#   Green Energy Technology, Inc.                                     2,304,457  1,157,966             0.0%
#   Green Seal Holding, Ltd.                                            174,000    655,764             0.0%
#   GTM Holdings Corp.                                                  681,000    254,157             0.0%
    Hakers Enterprise Co., Ltd.                                          97,200    237,443             0.0%
#   Hannstar Board Corp.                                              2,209,049    725,438             0.0%
#   HannStar Display Corp.                                           21,641,506  2,832,624             0.1%
    HannsTouch Solution, Inc.                                         3,945,805    612,562             0.0%
    Hanpin Electron Co., Ltd.                                            79,000     74,637             0.0%
#   Harvatek Corp.                                                      941,949    378,788             0.0%
    Hey Song Corp.                                                    2,013,750  1,976,963             0.1%
#   Hi-Clearance, Inc.                                                  185,000    511,766             0.0%
#   Hiroca Holdings, Ltd.                                               370,448  1,450,687             0.0%
    HiTi Digital, Inc.                                                1,013,935    467,696             0.0%
#   Hitron Technology, Inc.                                           1,757,213    739,473             0.0%
    Hiyes International Co., Ltd.                                         5,043      5,748             0.0%
#   Ho Tung Chemical Corp.                                            5,439,400  1,257,437             0.0%
#   Hocheng Corp.                                                     2,223,700    567,927             0.0%
    Hold-Key Electric Wire & Cable Co., Ltd.                            205,908     43,909             0.0%
#   Holiday Entertainment Co., Ltd.                                     415,800    699,445             0.0%
#   Holtek Semiconductor, Inc.                                        1,176,000  1,763,720             0.1%
    Holy Stone Enterprise Co., Ltd.                                   1,277,728  1,295,949             0.0%
    Hong TAI Electric Industrial                                        979,000    248,716             0.0%
#   Hong YI Fiber Industry Co.                                          197,652    159,239             0.0%
#   Horizon Securities Co., Ltd.                                      2,760,000    548,053             0.0%
#   Hota Industrial Manufacturing Co., Ltd.                           1,257,128  4,167,667             0.1%
    Hsin Kuang Steel Co., Ltd.                                        1,458,443    620,925             0.0%
#   Hsin Yung Chien Co., Ltd.                                           246,100    620,292             0.0%
    Hsing TA Cement Co.                                                 540,900    171,939             0.0%
#   Hu Lane Associate, Inc.                                             470,866  2,173,217             0.1%
#   HUA ENG Wire & Cable                                              2,359,565    520,341             0.0%
#   Huaku Development Co., Ltd.                                       1,731,816  3,278,333             0.1%
    Huang Hsiang Construction Corp.                                     735,800    600,560             0.0%
    Hung Ching Development & Construction Co., Ltd.                     730,000    386,218             0.0%
    Hung Poo Real Estate Development Corp.                            1,829,185  1,222,616             0.0%
    Hung Sheng Construction, Ltd.                                     3,074,400  1,484,702             0.0%
#   Huxen Corp.                                                         315,244    445,202             0.0%
#   Hwa Fong Rubber Co., Ltd.                                         1,629,010    656,586             0.0%
#   Hwacom Systems, Inc.                                                442,000    144,899             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
TAIWAN -- (Continued)
#   I-Chiun Precision Industry Co., Ltd.                               846,313 $  293,464             0.0%
#   I-Sheng Electric Wire & Cable Co., Ltd.                            664,000    645,726             0.0%
#   Ibase Technology, Inc.                                             730,470  1,109,177             0.0%
#   Ichia Technologies, Inc.                                         2,260,000  1,295,235             0.0%
#   Ideal Bike Corp.                                                   797,263    436,115             0.0%
#   IEI Integration Corp.                                              224,209    282,180             0.0%
#   ILI Technology Corp.                                               563,383    853,504             0.0%
    Infortrend Technology, Inc.                                      1,176,163    505,282             0.0%
#   Inpaq Technology Co., Ltd.                                         525,000    415,080             0.0%
#   Intai Technology Corp.                                              69,000    246,744             0.0%
    International Games System Co., Ltd.                                 3,000      8,100             0.0%
#   Iron Force Industrial Co., Ltd.                                    210,393  1,164,508             0.0%
#   ITE Technology, Inc.                                               890,095    759,108             0.0%
    ITEQ Corp.                                                       1,673,614  1,153,273             0.0%
#   J Touch Corp.                                                      752,000    193,363             0.0%
    Janfusun Fancyworld Corp.                                          676,564     76,801             0.0%
#   Jentech Precision Industrial Co., Ltd.                             447,868    627,043             0.0%
#   Jess-Link Products Co., Ltd.                                       970,900  1,024,175             0.0%
    Jih Sun Financial Holdings Co., Ltd.                             8,037,472  1,815,194             0.1%
#   Johnson Health Tech Co., Ltd.                                      588,257  1,078,677             0.0%
#   K Laser Technology, Inc.                                           712,000    317,525             0.0%
    Kang Na Hsiung Enterprise Co., Ltd.                                333,020    132,528             0.0%
#   Kao Hsing Chang Iron & Steel                                       461,600    115,910             0.0%
#   Kaori Heat Treatment Co., Ltd.                                     549,197    747,294             0.0%
#   Kaulin Manufacturing Co., Ltd.                                     875,330    472,997             0.0%
#   KD Holding Corp.                                                   136,000    679,945             0.0%
#   KEE TAI Properties Co., Ltd.                                     2,564,473  1,348,947             0.0%
    Kenmec Mechanical Engineering Co., Ltd.                          1,096,000    424,494             0.0%
#   Kerry TJ Logistics Co., Ltd.                                     1,696,000  2,027,050             0.1%
#   Kindom Construction Corp.                                        2,544,000  1,430,080             0.0%
    King Yuan Electronics Co., Ltd.                                  8,446,979  5,390,734             0.1%
    King's Town Bank Co., Ltd.                                       3,539,701  2,816,786             0.1%
#   King's Town Construction Co., Ltd.                                 962,074    548,891             0.0%
#   Kinik Co.                                                          771,000  1,353,711             0.0%
#   Kinko Optical Co., Ltd.                                            964,000    509,595             0.0%
#   Kinpo Electronics                                                9,185,157  2,981,990             0.1%
#   Kinsus Interconnect Technology Corp.                               200,000    409,913             0.0%
#   KMC Kuei Meng International, Inc.                                  273,146  1,120,918             0.0%
#   KS Terminals, Inc.                                                 803,482    976,585             0.0%
#   Kung Long Batteries Industrial Co., Ltd.                           363,000  1,341,927             0.0%
#   Kung Sing Engineering Corp.                                      2,004,000    707,331             0.0%
#   Kuo Toong International Co., Ltd.                                1,263,344  1,419,682             0.0%
#   Kuoyang Construction Co., Ltd.                                   3,023,384  1,049,378             0.0%
    Kwong Fong Industries Corp.                                      1,395,760    752,408             0.0%
    Kwong Lung Enterprise Co., Ltd.                                     75,000    106,738             0.0%
#   KYE Systems Corp.                                                1,734,381    540,858             0.0%
#   L&K Engineering Co., Ltd.                                          623,048    358,410             0.0%
#   LAN FA Textile                                                   1,708,933    650,414             0.0%
#   Lanner Electronics, Inc.                                           457,006    592,710             0.0%
    Laser Tek Taiwan Co., Ltd.                                          92,504     79,473             0.0%
#   LCY Chemical Corp.                                               1,926,383  1,709,689             0.1%
#   Leader Electronics, Inc.                                           828,000    244,286             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Leadtrend Technology Corp.                                          120,086 $  105,808             0.0%
    Lealea Enterprise Co., Ltd.                                       4,677,892  1,358,389             0.0%
#   Ledlink Optics, Inc.                                                210,250    336,682             0.0%
#   Ledtech Electronics Corp.                                           351,000    125,588             0.0%
    LEE CHI Enterprises Co., Ltd.                                     1,069,000    407,304             0.0%
    Lelon Electronics Corp.                                             389,300    282,078             0.0%
#   Leofoo Development Co., Ltd.                                      1,751,000    578,024             0.0%
    LES Enphants Co., Ltd.                                              727,754    411,470             0.0%
#   Lextar Electronics Corp.                                          2,756,500  1,544,181             0.0%
#   Li Peng Enterprise Co., Ltd.                                      4,125,897  1,161,908             0.0%
#   Lian HWA Food Corp.                                                 432,883    368,182             0.0%
    Lien Chang Electronic Enter                                         476,000    218,558             0.0%
    Lien Hwa Industrial Corp.                                         3,864,503  2,376,801             0.1%
#   Lingsen Precision Industries, Ltd.                                2,622,506    793,244             0.0%
    Lite-On Semiconductor Corp.                                       1,591,539  1,119,014             0.0%
    Long Bon International Co., Ltd.                                  2,208,945  1,403,284             0.0%
    Long Chen Paper Co., Ltd.                                         3,506,709  1,272,201             0.0%
#   Longwell Co.                                                      1,032,000    765,900             0.0%
#   Lotes Co., Ltd.                                                     444,778  1,463,564             0.0%
    Lucky Cement Corp.                                                1,606,000    506,157             0.0%
#   Lumax International Corp., Ltd.                                     591,769    847,209             0.0%
#   Lung Yen Life Service Corp.                                         397,000    791,150             0.0%
#   LuxNet Corp.                                                        432,482  1,210,812             0.0%
#   Macauto Industrial Co., Ltd.                                        186,000  1,023,157             0.0%
    Macroblock, Inc.                                                     83,000    107,369             0.0%
#   Macronix International                                           27,440,481  4,018,161             0.1%
    MacroWell OMG Digital Entertainment Co., Ltd.                         1,000      2,288             0.0%
#   Mag Layers Scientific-Technics Co., Ltd.                            237,303    232,185             0.0%
#   Marketech International Corp.                                       862,000    598,626             0.0%
    Masterlink Securities Corp.                                       7,361,873  2,114,473             0.1%
#   Mayer Steel Pipe Corp.                                              916,567    380,818             0.0%
#   Maywufa Co., Ltd.                                                    69,322     29,609             0.0%
#   Meiloon Industrial Co.                                              393,809    151,261             0.0%
#   Mercuries & Associates Holding, Ltd.                              2,409,991  1,580,603             0.0%
#   Mercuries Life Insurance Co., Ltd.                                4,933,940  3,015,159             0.1%
#   Merry Electronics Co., Ltd.                                       1,176,477  2,253,154             0.1%
#   Micro-Star International Co., Ltd.                                4,861,075  4,935,191             0.1%
#   Microbio Co., Ltd.                                                1,775,607  1,459,679             0.0%
    Microelectronics Technology, Inc.                                   314,019     87,734             0.0%
#   Microlife Corp.                                                     272,600    695,201             0.0%
    Mildef Crete, Inc.                                                  154,000    186,029             0.0%
    MIN AIK Technology Co., Ltd.                                      1,164,316  2,257,494             0.1%
#   Mirle Automation Corp.                                            1,090,959    961,069             0.0%
#   Mitac Holdings Corp.                                              1,001,000    780,754             0.0%
#   Mobiletron Electronics Co., Ltd.                                    395,000    603,698             0.0%
    Mosel Vitelic, Inc.                                               2,344,014    166,350             0.0%
#   Motech Industries, Inc.                                           2,619,000  3,418,197             0.1%
#   MPI Corp.                                                           445,000    922,088             0.0%
#   Nak Sealing Technologies Corp.                                      367,954    826,054             0.0%
#   Namchow Chemical Industrial Co., Ltd.                             1,129,000  2,447,421             0.1%
#   Nan Kang Rubber Tire Co., Ltd.                                    3,331,952  2,938,717             0.1%
#   Nan Liu Enterprise Co., Ltd.                                        216,000  1,209,693             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
TAIWAN -- (Continued)
    Nan Ren Lake Leisure Amusement Co., Ltd.                            855,000 $  243,008             0.0%
#   Nan Ya Printed Circuit Board Corp.                                1,663,000  1,679,786             0.1%
    Nantex Industry Co., Ltd.                                         1,542,585  1,300,338             0.0%
    National Petroleum Co., Ltd.                                        207,824    231,194             0.0%
#   Neo Solar Power Corp.                                             5,398,529  3,662,862             0.1%
#   Netronix, Inc.                                                      468,000  1,059,587             0.0%
    New Asia Construction & Development Corp.                           338,835     68,832             0.0%
#   New Era Electronics Co., Ltd.                                       312,000    212,972             0.0%
#   Newmax Technology Co., Ltd.                                         420,009    228,555             0.0%
#   Nexcom International Co., Ltd.                                      677,094    639,991             0.0%
    Nichidenbo Corp.                                                    927,801    711,535             0.0%
    Nien Hsing Textile Co., Ltd.                                      1,601,436  1,037,793             0.0%
    Nishoku Technology, Inc.                                            143,000    184,887             0.0%
#   Nuvoton Technology Corp.                                            361,000    311,145             0.0%
    O-TA Precision Industry Co., Ltd.                                    42,000     26,596             0.0%
#   Ocean Plastics Co., Ltd.                                            830,200    732,759             0.0%
    OptoTech Corp.                                                    3,890,886  1,248,022             0.0%
#   Orient Semiconductor Electronics, Ltd.                            3,922,000  1,419,597             0.0%
#   Oriental Union Chemical Corp.                                     3,219,267  2,411,629             0.1%
    P-Two Industries, Inc.                                               49,000     15,732             0.0%
#   Pacific Construction Co.                                          1,868,921    942,121             0.0%
#   Pacific Hospital Supply Co., Ltd.                                   396,000    824,319             0.0%
#   Paiho Shih Holdings Corp.                                           307,000    333,052             0.0%
    Pan Jit International, Inc.                                       2,523,541    998,170             0.0%
    Pan-International Industrial Corp.                                2,813,747  1,160,140             0.0%
#   Parade Technologies, Ltd.                                           421,401  3,242,337             0.1%
#   Paragon Technologies Co., Ltd.                                      482,246    537,965             0.0%
#   PChome Online, Inc.                                                 407,256  4,564,050             0.1%
#   Phihong Technology Co., Ltd.                                      1,449,901    426,619             0.0%
#   Phoenix Tours International, Inc.                                   303,450    373,314             0.0%
#   Phytohealth Corp.                                                    40,000     34,586             0.0%
#   Pixart Imaging, Inc.                                                593,150  1,325,372             0.0%
    Plotech Co., Ltd.                                                   115,000     30,754             0.0%
#   Polytronics Technology Corp.                                        330,027    639,241             0.0%
#   Portwell, Inc.                                                      617,000    792,749             0.0%
#   Posiflex Technology, Inc.                                           294,327  1,551,843             0.0%
*   Potrans Electrical Corp.                                            228,000         --             0.0%
#   Power Mate Technology Co., Ltd.                                     255,000    484,970             0.0%
#   Power Quotient International Co., Ltd.                              850,600    348,107             0.0%
    Powertech Industrial Co., Ltd.                                      317,000    162,576             0.0%
#   Poya International Co., Ltd.                                        310,135  3,522,949             0.1%
    President Securities Corp.                                        5,344,488  2,379,718             0.1%
    Prime Electronics Satellitics, Inc.                                 667,822    170,350             0.0%
    Prince Housing & Development Corp.                                8,250,644  2,559,821             0.1%
#   Princeton Technology Corp.                                        1,099,000    253,454             0.0%
*   Prodisc Technology, Inc.                                          1,707,199         --             0.0%
#   Promate Electronic Co., Ltd.                                      1,060,000    918,921             0.0%
#   Promise Technology, Inc.                                            946,286    527,388             0.0%
*   Protop Technology Co., Ltd.                                         192,000         --             0.0%
#   Qisda Corp.                                                      12,154,900  4,116,804             0.1%
#   Qualipoly Chemical Corp.                                            484,000    498,241             0.0%
    Quanta Storage, Inc.                                                485,000    303,213             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Quintain Steel Co., Ltd.                                          1,338,824 $  233,235             0.0%
#   Radium Life Tech Co., Ltd.                                        4,745,100  1,828,554             0.1%
#   Ralec Electronic Corp.                                              291,209    450,162             0.0%
#   Realtek Semiconductor Corp.                                         778,000  1,624,729             0.1%
#   Rechi Precision Co., Ltd.                                         1,851,181  1,311,440             0.0%
#   Rexon Industrial Corp., Ltd.                                         94,392     33,684             0.0%
#   Rich Development Co., Ltd.                                        4,372,036  1,404,891             0.0%
    Richtek Technology Corp.                                            381,485  2,222,434             0.1%
#   Ritek Corp.                                                      18,889,387  1,711,406             0.1%
#   Rotam Global Agrosciences, Ltd.                                     607,268    610,324             0.0%
#   Ruentex Engineering & Construction Co.                              226,000    269,354             0.0%
#   Run Long Construction Co., Ltd.                                     731,292    630,588             0.0%
*   Sainfoin Technology Corp.                                           131,260         --             0.0%
    Sampo Corp.                                                       3,494,327  1,408,689             0.0%
#   San Fang Chemical Industry Co., Ltd.                              1,206,454  1,498,884             0.0%
    San Far Property, Ltd.                                               45,000     22,777             0.0%
#   San Shing Fastech Corp.                                             647,875  1,323,879             0.0%
#   Sanyang Motor Co., Ltd.                                           2,775,628  1,849,319             0.1%
#   SCI Pharmtech, Inc.                                                 353,395    865,571             0.0%
#   Scientech Corp.                                                     287,000    621,608             0.0%
#   SDI Corp.                                                           787,000    660,356             0.0%
#   Sea Sonic Electronics Co., Ltd.                                     143,000    138,354             0.0%
    Senao International Co., Ltd.                                       504,541    694,166             0.0%
#   Sercomm Corp.                                                     1,593,000  3,697,109             0.1%
#   Sesoda Corp.                                                      1,078,163  1,127,390             0.0%
    Shan-Loong Transportation Co., Ltd.                                  29,000     20,436             0.0%
    Sheng Yu Steel Co., Ltd.                                            639,980    350,246             0.0%
#   ShenMao Technology, Inc.                                            542,891    397,904             0.0%
    Shih Her Technologies, Inc.                                         284,000    309,046             0.0%
    Shih Wei Navigation Co., Ltd.                                     1,537,384    615,979             0.0%
#   Shihlin Electric & Engineering Corp.                              1,700,000  2,088,180             0.1%
    Shihlin Paper Corp.                                                 130,000    122,080             0.0%
    Shin Hai Gas Corp.                                                    1,203      1,497             0.0%
#   Shin Zu Shing Co., Ltd.                                           1,098,144  3,543,314             0.1%
#   Shinih Enterprise Co., Ltd.                                         109,000    104,926             0.0%
#   Shining Building Business Co., Ltd.                               2,417,041    866,579             0.0%
    Shinkong Insurance Co., Ltd.                                      1,276,131    881,278             0.0%
#   Shinkong Synthetic Fibers Corp.                                  10,044,395  2,743,491             0.1%
    Shinkong Textile Co., Ltd.                                          964,542  1,126,249             0.0%
    Shiny Chemical Industrial Co., Ltd.                                 334,031    436,910             0.0%
#   Shuttle, Inc.                                                     2,485,152    572,959             0.0%
    Sigurd Microelectronics Corp.                                     2,448,974  1,647,397             0.1%
#   Silergy Corp.                                                        96,000    978,223             0.0%
#   Silicon Integrated Systems Corp.                                  1,656,820    317,618             0.0%
    Silicon Power Computer & Communications, Inc.                       275,000    137,677             0.0%
#   Silitech Technology Corp.                                           836,774    485,495             0.0%
#   Sinbon Electronics Co., Ltd.                                      1,396,923  2,475,838             0.1%
    Sincere Navigation Corp.                                          2,117,786  1,176,414             0.0%
    Singatron Enterprise Co., Ltd.                                      437,000    108,456             0.0%
    Sinher Technology, Inc.                                              59,000     77,299             0.0%
    Sinkang Industries Co., Ltd.                                        153,521     42,523             0.0%
#   Sinmag Equipment Corp.                                              229,436    799,901             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Sino-American Electronic Co., Ltd.                                  176,750 $  430,573             0.0%
#   Sino-American Silicon Products, Inc.                              3,975,000  4,935,068             0.1%
    Sinon Corp.                                                       2,577,510  1,118,332             0.0%
    Sinphar Pharmaceutical Co., Ltd.                                    808,595    732,178             0.0%
#   Sinyi Realty, Inc.                                                1,427,608  1,247,233             0.0%
#   Sirtec International Co., Ltd.                                      920,000  1,134,719             0.0%
    Sitronix Technology Corp.                                           746,879  2,091,570             0.1%
#   Siward Crystal Technology Co., Ltd.                               1,106,000    666,066             0.0%
    Soft-World International Corp.                                      414,000    819,113             0.0%
    Solar Applied Materials Technology Co.                            2,322,581  1,485,691             0.0%
#   Solartech Energy Corp.                                            2,517,616  1,404,595             0.0%
    Solomon Technology Corp.                                            134,159     59,034             0.0%
    Solytech Enterprise Corp.                                           974,000    138,045             0.0%
#   Sonix Technology Co., Ltd.                                        1,098,000  1,252,265             0.0%
    Southeast Cement Co., Ltd.                                        1,053,700    489,501             0.0%
#   Spirox Corp.                                                         66,000     36,643             0.0%
#   Sporton International, Inc.                                         444,945  2,693,339             0.1%
#   St Shine Optical Co., Ltd.                                          317,000  4,783,653             0.1%
    Standard Chemical & Pharmaceutical Co., Ltd.                        742,571    797,829             0.0%
#   Stark Technology, Inc.                                              817,860    643,765             0.0%
#   Sunonwealth Electric Machine Industry Co., Ltd.                   1,076,487    574,469             0.0%
#   Sunplus Technology Co., Ltd.                                      1,644,000    652,095             0.0%
    Sunrex Technology Corp.                                           1,603,736    719,384             0.0%
#   Sunspring Metal Corp.                                               612,000    877,785             0.0%
    Sunty Development Co., Ltd.                                          42,000     17,202             0.0%
    Super Dragon Technology Co., Ltd.                                   153,382     62,277             0.0%
#   Supreme Electronics Co., Ltd.                                     2,059,399    878,554             0.0%
#   Swancor Ind Co., Ltd.                                               428,206  2,954,638             0.1%
    Sweeten Construction Co., Ltd.                                      612,357    296,118             0.0%
#   Syncmold Enterprise Corp.                                           988,000  1,547,425             0.0%
#   Sysage Technology Co., Ltd.                                         508,080    447,451             0.0%
#   Systex Corp.                                                        242,388    467,160             0.0%
    T-Mac Techvest PCB Co., Ltd.                                        380,000    144,843             0.0%
#   TA Chen Stainless Pipe                                            4,370,995  2,116,814             0.1%
    Ta Chong Bank, Ltd.                                              12,500,490  5,299,903             0.1%
#   Ta Chong Securities Co., Ltd.                                     1,367,000    414,807             0.0%
#   Ta Ya Electric Wire & Cable                                       3,252,306    484,128             0.0%
#   Ta Yih Industrial Co., Ltd.                                         194,000    506,435             0.0%
#   TA-I Technology Co., Ltd.                                         1,199,009    541,517             0.0%
    Tah Hsin Industrial Corp.                                           426,600    310,167             0.0%
    TAI Roun Products Co., Ltd.                                         201,000     61,896             0.0%
#   Tai Tung Communication Co., Ltd.                                    232,197    161,636             0.0%
#   Taichung Commercial Bank Co., Ltd.                               12,926,940  3,939,694             0.1%
#   TaiDoc Technology Corp.                                             249,000    737,403             0.0%
#   Taiflex Scientific Co., Ltd.                                      1,317,000  1,596,742             0.1%
#   Taimide Tech, Inc.                                                  545,000    487,844             0.0%
#   Tainan Enterprises Co., Ltd.                                        872,370    704,367             0.0%
#   Tainan Spinning Co., Ltd.                                         7,101,044  3,370,915             0.1%
#   Tainergy Tech Co., Ltd.                                           1,021,000    567,562             0.0%
#   Taisun Enterprise Co., Ltd.                                       1,877,428    597,473             0.0%
#   Taita Chemical Co., Ltd.                                            900,951    252,232             0.0%
#   Taiwan Acceptance Corp.                                             616,480  1,444,914             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Taiwan Chinsan Electronic Industrial Co., Ltd.                      553,000 $  641,762             0.0%
#   Taiwan Cogeneration Corp.                                         1,996,566  1,403,525             0.0%
    Taiwan Fire & Marine Insurance Co., Ltd.                          1,224,338    832,631             0.0%
*   Taiwan Flourescent Lamp Co., Ltd.                                   176,000         --             0.0%
#   Taiwan FU Hsing Industrial Co., Ltd.                                930,000  1,543,076             0.0%
#   Taiwan Hon Chuan Enterprise Co., Ltd.                             2,446,468  3,879,164             0.1%
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd.                    1,089,120    654,067             0.0%
*   Taiwan Kolin Co., Ltd.                                            1,356,000         --             0.0%
#   Taiwan Land Development Corp.                                     6,058,377  2,000,201             0.1%
#   Taiwan Line Tek Electronic                                          384,543    188,637             0.0%
#   Taiwan Mask Corp.                                                   662,412    159,763             0.0%
    Taiwan Navigation Co., Ltd.                                       1,143,777    478,356             0.0%
#   Taiwan Paiho, Ltd.                                                1,685,287  4,027,860             0.1%
#   Taiwan PCB Techvest Co., Ltd.                                     1,684,238  1,870,560             0.1%
#   Taiwan Prosperity Chemical Corp.                                  1,009,000    508,250             0.0%
#   Taiwan Pulp & Paper Corp.                                         2,253,980    745,355             0.0%
    Taiwan Sakura Corp.                                               1,681,003    930,766             0.0%
    Taiwan Sanyo Electric Co., Ltd.                                     381,400    313,561             0.0%
#   Taiwan Secom Co., Ltd.                                              809,371  2,431,425             0.1%
    Taiwan Semiconductor Co., Ltd.                                    1,658,000  1,444,229             0.0%
    Taiwan Sogo Shin Kong SEC                                         1,584,710  1,912,017             0.1%
#   Taiwan Styrene Monomer                                            3,643,209  1,584,355             0.1%
    Taiwan Surface Mounting Technology Corp.                          1,895,388  1,765,495             0.1%
#   Taiwan TEA Corp.                                                  5,181,897  2,270,338             0.1%
#   Taiwan Union Technology Corp.                                     1,548,000  1,320,376             0.0%
    Taiyen Biotech Co., Ltd.                                            916,883    684,890             0.0%
#   Tatung Co., Ltd.                                                 16,593,015  3,022,756             0.1%
    Te Chang Construction Co., Ltd.                                     427,482    323,644             0.0%
    Tekcore Co., Ltd.                                                   237,000     33,752             0.0%
#   Ten Ren Tea Co., Ltd.                                               164,980    195,483             0.0%
#   Test Research, Inc.                                               1,046,821  1,835,444             0.1%
    Test-Rite International Co., Ltd.                                 1,924,495  1,205,193             0.0%
#   Tex-Ray Industrial Co., Ltd.                                        803,000    325,194             0.0%
    Thinking Electronic Industrial Co., Ltd.                            524,204    713,887             0.0%
#   Thye Ming Industrial Co., Ltd.                                    1,087,669  1,010,808             0.0%
    Ton Yi Industrial Corp.                                           3,954,644  1,929,918             0.1%
#   Tong Hsing Electronic Industries, Ltd.                            1,100,963  2,784,053             0.1%
#   Tong Yang Industry Co., Ltd.                                      2,594,741  2,836,071             0.1%
#   Tong-Tai Machine & Tool Co., Ltd.                                 1,655,892  1,227,787             0.0%
    Topco Scientific Co., Ltd.                                          984,023  1,560,959             0.0%
#   Topco Technologies Corp.                                            129,000    251,147             0.0%
    Topoint Technology Co., Ltd.                                      1,044,776    849,546             0.0%
#   Toung Loong Textile Manufacturing                                   563,000  1,702,093             0.1%
#   TPK Holding Co., Ltd.                                               186,000    461,323             0.0%
    Trade-Van Information Services Co.                                  234,000    185,021             0.0%
    Transasia Airways Corp.                                           2,047,227    484,830             0.0%
    Tripod Technology Corp.                                           2,849,000  4,385,137             0.1%
#   TrueLight Corp.                                                     546,000  1,787,641             0.1%
    Tsann Kuen Enterprise Co., Ltd.                                     289,686    195,025             0.0%
#   TSC Auto ID Technology Co., Ltd.                                    150,700  1,169,992             0.0%
#   TSRC Corp.                                                        3,057,200  2,092,837             0.1%
#   Ttet Union Corp.                                                    277,000    635,936             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
TAIWAN -- (Continued)
#   TTFB Co., Ltd.                                                       63,000 $  464,272             0.0%
    TTY Biopharm Co., Ltd.                                              502,979  1,424,973             0.0%
#   Tung Ho Steel Enterprise Corp.                                    5,243,000  2,846,420             0.1%
    Tung Ho Textile Co., Ltd.                                           288,000     61,876             0.0%
#   Tung Thih Electronic Co., Ltd.                                      393,600  3,234,886             0.1%
#   TURVO International Co., Ltd.                                       333,112    688,147             0.0%
#   TXC Corp.                                                         2,104,053  2,452,144             0.1%
#   TYC Brother Industrial Co., Ltd.                                  1,482,980  1,073,943             0.0%
#   Tycoons Group Enterprise                                          2,402,182    301,199             0.0%
    Tyntek Corp.                                                      1,873,039    885,014             0.0%
    U-Ming Marine Transport Corp.                                       104,000    123,106             0.0%
#   Ubright Optronics Corp.                                             235,500    182,502             0.0%
#   Unimicron Technology Corp.                                        9,116,000  3,990,742             0.1%
#   Union Bank Of Taiwan                                              6,312,149  1,865,286             0.1%
#   Union Insurance Co., Ltd.                                           467,660    259,186             0.0%
    Unitech Computer Co., Ltd.                                          612,804    301,466             0.0%
#   Unitech Printed Circuit Board Corp.                               3,827,370  1,362,105             0.0%
    United Integrated Services Co., Ltd.                              1,476,439  1,734,719             0.1%
#   United Orthopedic Corp.                                             363,323    921,607             0.0%
    Unity Opto Technology Co., Ltd.                                   1,830,500  1,286,612             0.0%
#   Universal Cement Corp.                                            2,452,836  1,730,821             0.1%
    Universal Microwave Technology, Inc.                                193,000    473,691             0.0%
#   Unizyx Holding Corp.                                              2,914,430  1,122,325             0.0%
#   UPC Technology Corp.                                              4,735,447  1,444,861             0.0%
    Userjoy Technology Co., Ltd.                                         74,000     72,168             0.0%
#   USI Corp.                                                         5,582,734  2,324,325             0.1%
#   Usun Technology Co., Ltd.                                           243,000    539,123             0.0%
    Ve Wong Corp.                                                       621,696    411,469             0.0%
    Victory New Materials, Ltd. Co.                                      23,000     53,282             0.0%
#   Viking Tech Corp.                                                   594,815    427,665             0.0%
    Visual Photonics Epitaxy Co., Ltd.                                1,627,696  1,919,025             0.1%
#   Vivotek, Inc.                                                       418,319  1,039,978             0.0%
#   Wafer Works Corp.                                                 2,959,392  1,007,522             0.0%
    Wah Hong Industrial Corp.                                           202,021    128,320             0.0%
#   Wah Lee Industrial Corp.                                          1,148,000  1,605,941             0.1%
    Walsin Lihwa Corp.                                               14,945,000  3,600,331             0.1%
    Walsin Technology Corp.                                           2,504,497  1,387,199             0.0%
    Walton Advanced Engineering, Inc.                                 2,112,197    622,013             0.0%
    WAN HWA Enterprise Co.                                              690,987    298,987             0.0%
#   Waterland Financial Holdings Co., Ltd.                            5,411,912  1,334,204             0.0%
#   Ways Technical Corp., Ltd.                                          386,000    179,295             0.0%
#   Wei Chuan Foods Corp.                                             1,726,000  1,029,192             0.0%
    Wei Mon Industry Co., Ltd.                                        3,075,282     85,257             0.0%
#   Weikeng Industrial Co., Ltd.                                      1,461,100    878,576             0.0%
#   Well Shin Technology Co., Ltd.                                      529,000    773,725             0.0%
#   Wha Yu Industrial Co., Ltd.                                         108,000     45,575             0.0%
    Win Semiconductors Corp.                                          3,390,443  4,600,247             0.1%
    Winbond Electronics Corp.                                        14,429,138  3,476,609             0.1%
    Winstek Semiconductor Co., Ltd.                                      52,000     42,299             0.0%
    Wintek Corp.                                                      5,447,000     57,568             0.0%
#   Wisdom Marine Lines Co., Ltd.                                     1,711,402  1,939,927             0.1%
#   Wistron NeWeb Corp.                                               1,634,437  4,300,123             0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
TAIWAN -- (Continued)
#   WT Microelectronics Co., Ltd.                                     2,897,051 $  3,242,671             0.1%
#   WUS Printed Circuit Co., Ltd.                                     2,158,000    1,755,799             0.1%
#   X-Legend Entertainment Co., Ltd.                                    187,716      484,299             0.0%
#   XAC Automation Corp.                                                527,000    1,320,580             0.0%
#   Xxentria Technology Materials Corp.                                 776,207    2,266,092             0.1%
    Yageo Corp.                                                         543,028      855,301             0.0%
    Yang Ming Marine Transport Corp.                                  1,632,000      494,949             0.0%
#   YC Co., Ltd.                                                      2,727,926    1,006,475             0.0%
#   YC INOX Co., Ltd.                                                 2,316,171    1,396,740             0.0%
#   YCC Parts Manufacturing Co., Ltd.                                   204,000      358,072             0.0%
    Yea Shin International Development Co., Ltd.                      1,002,350      465,377             0.0%
#   Yeong Guan Energy Technology Group Co., Ltd.                        379,929    2,431,115             0.1%
#   YFY, Inc.                                                         8,594,212    2,958,398             0.1%
#   Yi Jinn Industrial Co., Ltd.                                      1,618,094      680,843             0.0%
#   Yieh Phui Enterprise Co., Ltd.                                    6,930,668    1,650,694             0.1%
#   Yonyu Plastics Co., Ltd                                             421,600      346,068             0.0%
#   Young Fast Optoelectronics Co., Ltd.                                679,872      250,811             0.0%
#   Young Optics, Inc.                                                  345,111      428,716             0.0%
#   Youngtek Electronics Corp.                                          732,666    1,071,158             0.0%
    Yufo Electronics Co., Ltd.                                           98,000       55,244             0.0%
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.                    429,869      882,689             0.0%
#   Yungshin Construction & Development Co., Ltd.                       372,000      341,389             0.0%
    YungShin Global Holding Corp.                                     1,196,015    1,744,766             0.1%
#   Yungtay Engineering Co., Ltd.                                     2,429,000    3,912,299             0.1%
#   Zeng Hsing Industrial Co., Ltd.                                     362,107    1,520,012             0.0%
#   Zenitron Corp.                                                    1,293,000      632,541             0.0%
#   Zig Sheng Industrial Co., Ltd.                                    3,101,732      901,097             0.0%
#   Zinwell Corp.                                                     1,101,586    1,351,253             0.0%
#   Zippy Technology Corp.                                              711,948      836,110             0.0%
#   ZongTai Real Estate Development Co., Ltd.                         1,029,353      426,693             0.0%
                                                                                ------------            ----
TOTAL TAIWAN                                                                     751,411,922            15.3%
                                                                                ------------            ----
THAILAND -- (3.3%)
    AAPICO Hitech PCL(B013KZ2)                                          110,000       39,277             0.0%
    AAPICO Hitech PCL(B013L48)                                          964,380      344,349             0.0%
    Advanced Information Technology PCL                                  97,000       70,226             0.0%
    AEON Thana Sinsap Thailand PCL(B01KHP2)                              30,400       84,189             0.0%
    Aeon Thana Sinsap Thailand PCL(B01KHN0)                             142,500      394,637             0.0%
    AJ Plast PCL                                                      1,384,388      260,783             0.0%
    Amarin Printing & Publishing PCL                                     18,060        5,332             0.0%
    Amata Corp. PCL                                                   3,456,810    1,331,505             0.0%
    Ananda Development PCL                                           19,209,400    2,246,745             0.1%
    AP Thailand PCL                                                  10,191,916    1,719,308             0.0%
*   Apex Development PCL                                                  3,536           --             0.0%
    Asia Aviation PCL                                                 4,707,500      611,475             0.0%
    Asia Green Energy PCL                                                 7,954          373             0.0%
    Asia Plus Group Holdings PCL                                      8,991,600      935,374             0.0%
    Asia Sermkij Leasing PCL                                            199,600      103,258             0.0%
    Asian Insulators PCL                                             12,731,600      408,070             0.0%
    Asian Phytoceuticals PCL                                            681,400       32,377             0.0%
    Bangchak Petroleum PCL (The)                                      4,124,900    4,175,059             0.1%
    Bangkok Aviation Fuel Services PCL                                1,907,446    1,421,166             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
THAILAND -- (Continued)
    Bangkok Chain Hospital PCL                                       10,487,237 $1,960,782             0.1%
    Bangkok Expressway PCL                                            2,891,400  2,926,559             0.1%
    Bangkok Insurance PCL                                               180,181  1,803,456             0.0%
    Bangkok Land PCL                                                 63,265,170  2,792,615             0.1%
    Bangkok Life Assurance PCL                                           49,000     70,950             0.0%
*   Bangkok Rubber PCL                                                   14,600         --             0.0%
    Beauty Community PCL                                              9,069,600  1,223,985             0.0%
    Cal-Comp Electronics Thailand PCL                                18,126,444  1,620,639             0.0%
*   Central Paper Industry PCL                                               20         --             0.0%
    Central Plaza Hotel PCL                                           3,548,200  3,790,865             0.1%
    CH Karnchang PCL                                                  5,757,405  4,572,902             0.1%
    Charoong Thai Wire & Cable PCL                                      967,100    258,310             0.0%
    Christiani & Nielsen Thai                                         2,930,600    314,751             0.0%
    Chularat Hospital PCL                                            21,978,200  1,470,672             0.0%
    CK Power PCL                                                     22,272,190  1,565,487             0.0%
    COL PCL                                                              43,000     46,545             0.0%
    Country Group Development PCL                                    10,553,300    367,923             0.0%
    Country Group Holdings PCL                                        6,911,600    246,791             0.0%
    CS Loxinfo PCL                                                    1,380,600    242,602             0.0%
    Demco PCL                                                           579,100    206,778             0.0%
    Dhipaya Insurance PCL                                             1,018,800  1,095,638             0.0%
    Diamond Building Products PCL                                     2,546,400    320,739             0.0%
    DSG International Thailand PCL                                    4,092,240    552,267             0.0%
    Dynasty Ceramic PCL                                              24,276,580  2,771,151             0.1%
    E for L Aim PCL                                                   6,723,800    198,496             0.0%
    Eastern Water Resources Development and Management PCL            5,047,700  1,603,683             0.0%
    Erawan Group PCL (The)                                           12,496,970  1,398,410             0.0%
    Esso Thailand PCL                                                13,133,700  2,067,863             0.1%
    Everland PCL                                                        457,100     12,980             0.0%
    G J Steel PCL                                                     9,611,280     59,450             0.0%
    G Steel PCL                                                       4,829,160     40,732             0.0%
    GFPT PCL                                                          5,081,400  1,500,097             0.0%
    GMM Grammy PCL                                                       90,260     29,184             0.0%
    Golden Land Property Development PCL                              6,949,400  1,367,704             0.0%
    Grand Canal Land PCL                                              5,552,200    471,432             0.0%
    Grande Asset Hotels & Property PCL                               10,138,375    285,046             0.0%
    Hana Microelectronics PCL                                         3,442,496  3,339,175             0.1%
    ICC International PCL                                               204,600    222,188             0.0%
    International Engineering PCL                                    18,015,100     20,260             0.0%
    Italian-Thai Development PCL                                     19,673,827  4,563,410             0.1%
*   ITV PCL                                                           2,785,600         --             0.0%
    JAS Asset PCL                                                       141,425     34,792             0.0%
    Jasmine International PCL                                        23,358,700  4,334,503             0.1%
    Jay Mart PCL                                                      1,414,325    347,940             0.0%
    Jubilee Enterprise PCL                                               73,600     42,214             0.0%
    Kang Yong Electric PCL                                               40,500    335,911             0.0%
    Karmarts PCL                                                        534,900    118,056             0.0%
    KCE Electronics PCL                                               2,531,118  4,394,364             0.1%
    KGI Securities Thailand PCL                                      10,429,400    991,112             0.0%
    Khon Kaen Sugar Industry PCL                                     12,422,900  1,432,035             0.0%
    Khonburi Sugar PCL                                                  101,800     20,894             0.0%
    Kiatnakin Bank PCL                                                3,300,200  3,108,363             0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
THAILAND -- (Continued)
    Krungthai Card PCL                                                  585,600 $1,642,331             0.0%
    Laguna Resorts & Hotels PCL                                         197,000    142,623             0.0%
    Lanna Resources PCL                                               1,970,550    603,894             0.0%
    LH Financial Group PCL                                           33,244,366  1,523,535             0.0%
    Loxley PCL                                                        8,012,476    608,243             0.0%
    LPN Development PCL(B00PXK5)                                        411,500    207,095             0.0%
    LPN Development PCL(B00Q643)                                      4,406,300  2,217,552             0.1%
    Major Cineplex Group PCL                                          4,096,100  3,570,088             0.1%
    Maybank Kim Eng Securities Thailand PCL                             943,300    609,992             0.0%
    MBK PCL                                                           5,832,800  2,295,894             0.1%
    MCOT PCL                                                          2,424,300    695,238             0.0%
    Mega Lifesciences PCL                                             1,132,800    579,657             0.0%
    Millcon Steel PCL                                                 7,480,500    357,541             0.0%
    MK Real Estate Development PCL                                    1,885,900    246,027             0.0%
    Modernform Group PCL                                              2,044,500    488,599             0.0%
    Muang Thai Insurance PCL                                             61,288    260,195             0.0%
    Muramoto Electron Thailand PCL                                       14,000     95,255             0.0%
    Namyong Terminal PCL                                                421,200    184,739             0.0%
    Nation Multimedia Group PCL                                      14,789,200    623,710             0.0%
    Noble Development PCL                                               580,800    191,055             0.0%
    Nok Airlines PCL                                                    534,700    115,005             0.0%
    Polyplex Thailand PCL                                             3,145,200    760,490             0.0%
    Precious Shipping PCL                                             5,883,000  1,124,746             0.0%
    Premier Marketing PCL                                             2,001,300    573,930             0.0%
    President Rice Products PCL                                           3,375      4,816             0.0%
    Property Perfect PCL                                             26,438,600    683,869             0.0%
    PTG Energy PCL                                                   10,811,000  4,559,359             0.1%
    Quality Houses PCL                                               50,185,726  3,612,159             0.1%
    Raimon Land PCL                                                  16,968,200    553,402             0.0%
    Ratchthani Leasing PCL                                            3,241,500    257,005             0.0%
    Regional Container Lines PCL                                      2,727,300    517,587             0.0%
    Rojana Industrial Park PCL                                        6,373,411  1,146,829             0.0%
    RS PCL                                                            4,017,500  1,332,860             0.0%
    Saha Pathana Inter-Holding PCL                                      680,300    470,524             0.0%
    Saha-Union PCL                                                      743,600    794,456             0.0%
    Sahaviriya Steel Industries PCL                                  94,414,800    132,726             0.0%
    Samart Corp. PCL                                                  3,560,900  2,042,380             0.1%
    Samart I-Mobile PCL                                              14,452,100    617,620             0.0%
    Samart Telcoms PCL                                                2,090,100  1,040,128             0.0%
    Sansiri PCL                                                      65,551,410  3,151,554             0.1%
    SC Asset Corp PCL                                                13,671,028  1,106,981             0.0%
    Siam Future Development PCL                                       8,720,573  1,446,584             0.0%
    Siam Global House PCL                                             6,722,677  1,965,723             0.1%
    Siamgas & Petrochemicals PCL                                      3,357,500  1,066,697             0.0%
    Sino-Thai Engineering & Construction PCL                          7,410,200  5,260,633             0.1%
    SNC Former PCL                                                      141,800     56,214             0.0%
    Somboon Advance Technology PCL                                    1,872,637    910,849             0.0%
    SPCG PCL                                                          2,993,500  2,019,934             0.1%
    Sri Ayudhya Capital PCL                                             233,100    237,573             0.0%
    Sri Trang Agro-Industry PCL                                       5,405,690  1,717,419             0.0%
    Sriracha Construction PCL                                         1,085,700    680,709             0.0%
    Srithai Superware PCL                                            12,952,900    852,176             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
THAILAND -- (Continued)
    STP & I PCL                                                       5,546,364 $  2,089,584             0.1%
    Supalai PCL                                                       6,704,633    3,562,735             0.1%
    Susco PCL                                                         1,295,200      110,702             0.0%
    SVI PCL                                                          12,829,600    1,821,592             0.1%
    Symphony Communication PCL                                          254,100       72,870             0.0%
    Syntec Construction PCL                                           5,733,000      483,559             0.0%
    Tata Steel Thailand PCL                                          21,859,400      362,608             0.0%
    Thai Agro Energy PCL                                                378,870       34,087             0.0%
    Thai Airways International PCL(6364971)                             141,400       40,153             0.0%
    Thai Airways International PCL(6888868)                           8,801,400    2,499,308             0.1%
    Thai Carbon Black PCL                                               491,400      341,255             0.0%
    Thai Central Chemical PCL                                           263,500      201,880             0.0%
    Thai Metal Trade PCL                                                465,800      117,866             0.0%
    Thai Reinsurance PCL                                              2,263,100      181,977             0.0%
    Thai Rung Union Car PCL                                             540,820       60,822             0.0%
    Thai Stanley Electric PCL                                           206,600    1,028,135             0.0%
    Thai Steel Cable PCL                                                  3,400        1,147             0.0%
    Thai Vegetable Oil PCL                                            2,675,875    1,993,693             0.1%
    Thai Wacoal PCL                                                      78,000      113,763             0.0%
    Thai-German Ceramic Industry PCL                                  3,827,900      329,328             0.0%
    Thaicom PCL                                                       4,040,300    3,549,852             0.1%
    Thanachart Capital PCL                                            3,794,400    3,573,836             0.1%
    Thitikorn PCL                                                       521,000      139,158             0.0%
    Thoresen Thai Agencies PCL                                        5,933,954    1,718,415             0.0%
    Ticon Industrial Connection PCL                                   7,544,084    2,545,273             0.1%
    TIPCO Foods PCL                                                     578,482      359,442             0.0%
    Tisco Financial Group PCL(B3KFW10)                                1,031,000    1,094,264             0.0%
    Tisco Financial Group PCL(B3KFW76)                                2,996,500    3,180,372             0.1%
    TTCL PCL                                                          1,350,871      854,561             0.0%
    TTW PCL                                                          12,625,300    3,833,647             0.1%
    U City PCL                                                       33,268,200       37,414             0.0%
    Unique Engineering & Construction PCL                             7,089,470    4,285,474             0.1%
    Univanich Palm Oil PCL                                              939,000      232,324             0.0%
    Univentures PCL                                                   7,368,900    1,470,983             0.0%
    Vanachai Group PCL                                                8,159,159    3,716,268             0.1%
    VGI Global Media PCL                                              4,304,000      447,735             0.0%
    Vibhavadi Medical Center PCL                                     44,299,000    1,893,146             0.1%
    Vinythai PCL                                                      2,792,934      738,134             0.0%
    Workpoint Entertainment PCL                                       1,848,540    2,182,855             0.1%
                                                                                ------------             ---
TOTAL THAILAND                                                                   186,002,621             3.8%
                                                                                ------------             ---
TURKEY -- (2.0%)
    Adana Cimento Sanayii TAS Class A                                   563,370    1,269,563             0.0%
#   Adel Kalemcilik Ticaret ve Sanayi A.S.                               14,110      313,597             0.0%
    Adese Alisveris Merkezleri Ticaret A.S.                             174,774      205,231             0.0%
#   Afyon Cimento Sanayi TAS                                          1,129,733    2,378,719             0.1%
    Akcansa Cimento A.S.                                                459,206    2,151,256             0.1%
#   Akenerji Elektrik Uretim A.S.                                     2,147,552      684,224             0.0%
#   Akfen Holding A.S.                                                  944,009    2,651,411             0.1%
    Aksa Akrilik Kimya Sanayii AS                                       844,944    3,099,076             0.1%
    Aksigorta A.S.                                                    1,013,913      645,714             0.0%
*   Aktas Elektrik Ticaret A.S.                                             370           --             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
TURKEY -- (Continued)
#   Alarko Holding A.S.                                                859,342 $  961,877             0.0%
    Albaraka Turk Katilim Bankasi A.S.                               3,710,077  1,767,602             0.1%
#   Alkim Alkali Kimya A.S.                                              6,300     29,684             0.0%
#   Anadolu Anonim Tuerk Sigorta Sirketi                             2,062,662  1,089,564             0.0%
#   Anadolu Cam Sanayii A.S.                                         1,678,225  1,247,846             0.0%
#   Anadolu Hayat Emeklilik A.S.                                       863,622  1,597,070             0.0%
    Asya Katilim Bankasi A.S.                                        3,243,121    887,503             0.0%
#   Aygaz A.S.                                                         124,525    467,466             0.0%
#   Bagfas Bandirma Gubre Fabrik A.S.                                  502,767  2,282,950             0.1%
    Banvit Bandirma Vitaminli Yem Sanayii ASA                                1          1             0.0%
    Baticim Bati Anadolu Cimento Sanayii A.S.                          398,741    886,947             0.0%
#   Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.               1,380,080  1,020,563             0.0%
#   Bizim Toptan Satis Magazalari A.S.                                 229,626  1,022,730             0.0%
#   Bolu Cimento Sanayii A.S.                                          677,192  1,282,451             0.0%
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                     522,607  1,121,353             0.0%
#   Boyner Perakende Ve Tekstil Yatirimlari AS                         114,062  2,349,669             0.1%
#   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.                   702,345  2,014,010             0.1%
    Bursa Cimento Fabrikasi A.S.                                       229,830    330,660             0.0%
    Celebi Hava Servisi A.S.                                            83,802  1,058,985             0.0%
    Cimsa Cimento Sanayi VE Ticaret A.S.                               665,595  3,625,014             0.1%
#   Deva Holding A.S.                                                  356,487    456,461             0.0%
#   Dogan Sirketler Grubu Holding A.S.                               9,262,500  1,966,806             0.1%
#   Dogus Otomotiv Servis ve Ticaret A.S.                              816,006  2,957,049             0.1%
#   Eczacibasi Yatirim Holding Ortakligi A.S.                          283,047    946,454             0.0%
#   EGE Endustri VE Ticaret A.S.                                        23,730  2,304,304             0.1%
    EGE Seramik Sanayi ve Ticaret A.S.                                 519,180    698,191             0.0%
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve
      Ticaret A.S.                                                   1,950,686  1,623,093             0.0%
#   Fenerbahce Futbol A.S.                                              84,211  1,093,092             0.0%
#   Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.                 27,385    194,487             0.0%
    Gentas Genel Metal Sanayi ve Ticaret A.S.                           53,209     20,608             0.0%
#   Global Yatirim Holding A.S.                                      1,781,748  1,084,955             0.0%
*   Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S.                     8,540         --             0.0%
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.                45,537    986,479             0.0%
#   Goodyear Lastikleri TAS                                             48,955  1,142,545             0.0%
#   Gozde Girisim Sermayesi Yatirim Ortakligi A.S.                   1,043,982    858,419             0.0%
#   GSD Holding AS                                                   2,604,393  1,070,074             0.0%
#   Gubre Fabrikalari TAS                                            1,552,544  3,504,754             0.1%
#   Hurriyet Gazetecilik ve Matbaacilik AS                             695,248    152,397             0.0%
#   Ihlas Holding A.S.                                               8,173,996    701,948             0.0%
#   Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret A.S.    109,256    205,281             0.0%
    Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS                749,439    449,350             0.0%
    Is Finansal Kiralama A.S.                                        1,311,025    341,406             0.0%
#   Is Yatirim Menkul Degerler A.S. Class A                            220,148     74,715             0.0%
#   Izmir Demir Celik Sanayi A.S.                                      855,717    539,121             0.0%
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A      1,314,584    729,293             0.0%
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B      1,205,759    751,576             0.0%
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D      6,697,063  3,004,290             0.1%
#   Karsan Otomotiv Sanayii Ve Ticaret A.S.                          3,159,595  1,494,335             0.0%
#   Kartonsan Karton Sanayi ve Ticaret A.S.                             17,006  1,284,699             0.0%
#   Konya Cimento Sanayii A.S.                                          18,247  1,872,987             0.1%
#   Koza Altin Isletmeleri A.S.                                        226,641  1,272,256             0.0%
#   Koza Anadolu Metal Madencilik Isletmeleri A.S.                     548,003    289,338             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                                PERCENTAGE
                                                                      SHARES      VALUE++     OF NET ASSETS**
                                                                     --------- -------------- ---------------
TURKEY -- (Continued)
    Mardin Cimento Sanayii ve Ticaret A.S.                             369,885 $      570,126             0.0%
#   Menderes Tekstil Sanayi ve Ticaret A.S.                            493,679         94,768             0.0%
    Metro Ticari ve Mali Yatirimlar Holding A.S.                     2,278,836        522,878             0.0%
#   Migros Ticaret A.S.                                                312,503      1,840,797             0.1%
*   Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S.                         --             --             0.0%
*   Mudurnu Tavukculuk A.S.                                              1,740             --             0.0%
*   Nergis Holding A.S.                                                  1,784             --             0.0%
#   NET Holding A.S.                                                 1,501,961      1,700,633             0.0%
#   Netas Telekomunikasyon A.S.                                        555,839      1,990,879             0.1%
    Nuh Cimento Sanayi A.S.                                            358,145      1,217,508             0.0%
#   Otokar Otomotiv Ve Savunma Sanayi A.S.                             164,791      4,408,713             0.1%
#   Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.             550,011        661,206             0.0%
    Parsan Makina Parcalari Sanayi AS                                  140,357        334,755             0.0%
    Petkim Petrokimya Holding A.S.                                     780,881      1,150,608             0.0%
    Pinar Entegre Et ve Un Sanayi A.S.                                 145,518        556,162             0.0%
    Pinar SUT Mamulleri Sanayii A.S.                                   143,024        933,604             0.0%
*   Raks Elektronik Sanayi ve Ticaret A.S.                               2,730             --             0.0%
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.                445,663        374,296             0.0%
#   Sekerbank TAS                                                    4,222,675      2,240,361             0.1%
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                        1,445,513      1,193,334             0.0%
    Soda Sanayii A.S.                                                1,966,921      3,252,550             0.1%
    Tat Gida Sanayi A.S.                                               889,473      1,707,131             0.0%
#   Tekfen Holding A.S.                                              1,559,779      2,227,192             0.1%
#   Teknosa Ic Ve Dis Ticaret A.S.                                     238,336        522,444             0.0%
    Tofas Turk Otomobil Fabrikasi A.S.                                       1              7             0.0%
#   Trakya Cam Sanayi A.S.                                           3,075,307      2,030,275             0.1%
#   Turcas Petrol A.S.                                               1,224,720        675,425             0.0%
    Turk Traktor ve Ziraat Makineleri A.S.                              40,488        962,742             0.0%
    Turkiye Sinai Kalkinma Bankasi A.S.                              7,604,016      4,011,094             0.1%
#   Vestel Elektronik Sanayi ve Ticaret A.S.                           830,492      1,404,532             0.0%
#   Zorlu Enerji Elektrik Uretim A.S.                                1,993,503      1,043,746             0.0%
                                                                               --------------            ----
TOTAL TURKEY                                                                      110,141,265             2.3%
                                                                               --------------            ----
TOTAL COMMON STOCKS                                                             4,823,729,420            98.5%
                                                                               --------------            ----
PREFERRED STOCKS -- (1.0%)
BRAZIL -- (1.0%)
    AES Tiete SA                                                     1,083,784      3,881,995             0.1%
    Alpargatas SA                                                    1,748,674      3,740,495             0.1%
    Banco ABC Brasil SA(B23DMP8)                                       689,958      1,521,629             0.0%
    Banco ABC Brasil SA(BYT8JC7)                                        37,355         80,153             0.0%
    Banco Daycoval SA                                                  451,227      1,029,205             0.0%
    Banco do Estado do Rio Grande do Sul SA Class B                  1,777,744      2,762,217             0.1%
    Banco Industrial e Comercial SA                                    484,320      1,036,066             0.0%
    Banco Pan SA                                                     2,103,640        818,638             0.0%
    Banco Pine SA                                                      296,003        307,322             0.0%
    Banco Sofisa SA                                                     75,000         40,825             0.0%
    Braskem SA Class A                                                 605,800      3,419,675             0.1%
    Centrais Eletricas Brasileiras SA Class B                        1,357,128      3,315,918             0.1%
    Centrais Eletricas Santa Catarina                                   79,600        262,854             0.0%
    Cia de Gas de Sao Paulo - COMGAS Class A                           191,967      2,010,933             0.0%
    Cia de Saneamento do Parana                                        213,501        207,519             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                       SHARES     VALUE++   OF NET ASSETS**
                                                                     ---------- ----------- ---------------
BRAZIL -- (Continued)
    Cia de Transmissao de Energia Eletrica Paulista                     332,540 $ 3,826,652             0.1%
    Cia Energetica de Sao Paulo Class B                               1,173,300   4,924,743             0.1%
    Cia Energetica do Ceara Class A                                     114,339   1,170,656             0.0%
    Cia Ferro Ligas da Bahia - Ferbasa                                  380,249     728,214             0.0%
    Cia Paranaense de Energia                                           987,400   8,313,466             0.2%
    Eletropaulo Metropolitana Eletricidade de Sao Paulo SA              910,499   2,338,858             0.1%
    Eucatex SA Industria e Comercio                                     160,378     118,057             0.0%
    Gol Linhas Aereas Inteligentes SA                                 1,064,517     979,770             0.0%
    Makira Empreendimentos SA                                        44,169,145   1,259,832             0.0%
    Marcopolo SA                                                      4,785,163   2,417,544             0.1%
    Oi SA                                                             2,635,900   1,449,138             0.0%
    Parana Banco SA                                                      52,900     126,081             0.0%
    Randon SA Implementos e Participacoes                             2,168,657   1,590,409             0.0%
*   Sharp SA                                                         30,200,000          --             0.0%
    Unipar Carbocloro SA Class B                                        276,095     279,358             0.0%
    Usinas Siderurgicas de Minas Gerais SA Class A                    4,498,871   3,240,313             0.1%
                                                                                -----------             ---
TOTAL BRAZIL                                                                     57,198,535             1.2%
                                                                                -----------             ---
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B                                         98,240     170,125             0.0%
    Embotelladora Andina SA Class B                                     422,880   1,548,333             0.0%
                                                                                -----------             ---
TOTAL CHILE                                                                       1,718,458             0.0%
                                                                                -----------             ---
COLOMBIA -- (0.0%)
    Avianca Holdings SA                                               2,670,306   1,364,188             0.0%
                                                                                -----------             ---
TOTAL PREFERRED STOCKS                                                           60,281,181             1.2%
                                                                                -----------             ---
RIGHTS/WARRANTS -- (0.0%)
CHINA -- (0.0%)
*   Ju Teng International Holdings, Ltd. Warrants 10/14/16              305,292      11,029             0.0%
                                                                                -----------             ---
HONG KONG -- (0.0%)
*   Real Nutriceutical Group, Ltd. Rights 11/05/15                    1,147,050      14,800             0.0%
                                                                                -----------             ---
MALAYSIA -- (0.0%)
*   CB Industrial Product Holdings Bhd Warrants 11/06/19                203,303      15,854             0.0%
*   Eastern & Oriental Bhd Warrants 07/21/19                          1,036,339      51,865             0.0%
*   KNM Group Bhd Warrants 04/20/21                                      91,897       2,995             0.0%
*   LBS Bina Group Bhd Warrants 10/04/20                                616,650      38,038             0.0%
*   Matrix Concept Holdings Bhd Warrants 07/20/20                         6,267         605             0.0%
*   O.S.K. Holdings Bhd Warrants 07/22/20                             1,408,243     109,814             0.0%
*   WCT Holdings Bhd Warrants 08/27/20                                1,560,173      50,844             0.0%
                                                                                -----------             ---
TOTAL MALAYSIA                                                                      270,015             0.0%
                                                                                -----------             ---
POLAND -- (0.0%)
*   Hawe SA Rights 09/30/15                                             846,548          --             0.0%
                                                                                -----------             ---
SOUTH AFRICA -- (0.0%)
*   Adcock Ingram Holdings, Ltd. Warrants 07/26/19                       12,276       6,990             0.0%
                                                                                -----------             ---
SOUTH KOREA -- (0.0%)
*   Mirae Asset Securities Co., Ltd. Rights 11/05/15                     17,480      41,398             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                                 PERCENTAGE
                                                                       SHARES      VALUE++     OF NET ASSETS**
                                                                     ---------- -------------- ---------------
SOUTH KOREA -- (Continued)
*   Sewon Cellontech Co., Ltd. Rights 11/12/15                           30,691 $       29,075             0.0%
#*  SK Chemicals Co., Ltd. Rights 12/04/15                               11,879        100,029             0.0%
*   Sungchang Enterprise Holdings, Ltd. Rights 12/14/15                   5,208         26,267             0.0%
                                                                                --------------           -----
TOTAL SOUTH KOREA                                                                      196,769             0.0%
                                                                                --------------           -----
TAIWAN -- (0.0%)
*   Taichung Commercial Bank Rights 11/23/15                            479,327             --             0.0%
                                                                                --------------           -----
THAILAND -- (0.0%)
*   CGH W2 Warrants 07/14/18                                            649,517          8,035             0.0%
*   Grand Canal Land PCL Warrants 06/29/18                              466,420         23,473             0.0%
*   Jay Mart PCL Rights 10/30/15                                        429,705             --             0.0%
*   Raimon Land PCL Warrants 06/14/18                                 6,188,475         34,799             0.0%
*   Vibhavadi Medical Center PCL Warrants 06/14/20                           --             --             0.0%
*   Workpoint Entertainment PCL Warrants 09/30/19                        29,492         14,511             0.0%
                                                                                --------------           -----
TOTAL THAILAND                                                                          80,818             0.0%
                                                                                --------------           -----
TOTAL RIGHTS/WARRANTS                                                                  580,421             0.0%
                                                                                --------------           -----
TOTAL INVESTMENT SECURITIES                                                      4,884,591,022
                                                                                --------------

                                                                                   VALUE+
                                                                                --------------
SECURITIES LENDING COLLATERAL -- (13.5%)
(S)@ DFA Short Term Investment Fund                                  65,613,226    759,145,027            15.5%
                                                                                --------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $5,854,413,829)                             $5,643,736,049           115.2%
                                                                                ==============           =====

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                 --------------------------------------------------
                                                                   LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                                                 ------------ -------------- ------- --------------
Common Stocks
   Argentina                                                     $          1             --   --    $            1
   Brazil                                                           6,309,055 $  293,403,296   --       299,712,351
   Chile                                                            1,181,529     67,591,437   --        68,772,966
   China                                                            4,149,964    715,093,871   --       719,243,835
   Colombia                                                         8,013,135             --   --         8,013,135
   Greece                                                                  --     24,025,225   --        24,025,225
   Hong Kong                                                           85,103         67,949   --           153,052
   Hungary                                                                 --         66,875   --            66,875
   India                                                            3,268,799    712,990,607   --       716,259,406
   Indonesia                                                        1,885,745    134,254,782   --       136,140,527
   Israel                                                                  --              3   --                 3
   Malaysia                                                                --    230,920,190   --       230,920,190
   Mexico                                                         227,333,727            258   --       227,333,985
   Philippines                                                             --     87,592,060   --        87,592,060
   Poland                                                                  --    107,210,331   --       107,210,331
   South Africa                                                     9,407,926    406,247,711   --       415,655,637
   South Korea                                                      1,253,893    733,820,140   --       735,074,033
   Taiwan                                                               5,748    751,406,174   --       751,411,922
   Thailand                                                       185,128,553        874,068   --       186,002,621
   Turkey                                                                  --    110,141,265   --       110,141,265
Preferred Stocks
   Brazil                                                              80,153     57,118,382   --        57,198,535
   Chile                                                                   --      1,718,458   --         1,718,458
   Colombia                                                         1,364,188             --   --         1,364,188
Rights/Warrants
   China                                                                   --         11,029   --            11,029
   Hong Kong                                                               --         14,800   --            14,800
   Malaysia                                                                --        270,015   --           270,015
   Poland                                                                  --             --   --                --
   South Africa                                                            --          6,990   --             6,990
   South Korea                                                             --        196,769   --           196,769
   Taiwan                                                                  --             --   --                --
   Thailand                                                                --         80,818   --            80,818
Securities Lending Collateral                                              --    759,145,027   --       759,145,027
                                                                 ------------ --------------   --    --------------
TOTAL                                                            $449,467,519 $5,194,268,530   --    $5,643,736,049
                                                                 ============ ==============   ==    ==============

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
COMMON STOCKS -- (90.4%)
BRAZIL -- (4.3%)
    Aliansce Shopping Centers SA................................    275,800 $   747,175       0.0%
*   B2W Cia Digital.............................................     66,400     250,790       0.0%
    Banco Alfa de Investimento SA...............................     62,900     136,960       0.0%
    Banco Bradesco SA...........................................     62,900     382,519       0.0%
    Banco do Brasil SA.......................................... 11,415,973  47,309,597       0.3%
    Banco Santander Brasil SA...................................     44,400     159,243       0.0%
    BM&FBovespa SA.............................................. 27,909,603  82,522,759       0.6%
    Brasil Brokers Participacoes SA.............................  1,311,600     510,080       0.0%
    BrasilAgro - Co. Brasileira de Propriedades Agricolas.......     14,300      39,664       0.0%
#   Braskem SA Sponsored ADR....................................    519,811   5,795,893       0.1%
    Cia Siderurgica Nacional SA.................................  5,922,362   6,660,738       0.1%
    Contax Participacoes SA.....................................     47,200      18,352       0.0%
    Cosan SA Industria e Comercio...............................  1,651,151  10,574,120       0.1%
    CR2 Empreendimentos Imobiliarios SA.........................     63,100      39,493       0.0%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes.....  3,631,878   8,435,264       0.1%
    Direcional Engenharia SA....................................  1,668,761   1,531,615       0.0%
    Duratex SA..................................................  2,815,360   4,670,597       0.0%
    Embraer SA..................................................    513,596   3,764,535       0.0%
    Embraer SA ADR..............................................    160,017   4,699,699       0.0%
    Eternit SA..................................................    267,002     155,056       0.0%
    Even Construtora e Incorporadora SA.........................  6,517,239   6,757,967       0.1%
    Ez Tec Empreendimentos e Participacoes SA...................    921,463   3,033,221       0.0%
    Fibria Celulose SA..........................................  2,166,905  29,570,733       0.2%
#   Fibria Celulose SA Sponsored ADR............................  3,529,117  47,713,662       0.3%
#*  Gafisa SA ADR...............................................  2,278,791   2,939,640       0.0%
*   General Shopping Brasil SA..................................     10,930       7,061       0.0%
    Gerdau SA...................................................  1,988,763   2,113,575       0.0%
#   Gerdau SA Sponsored ADR..................................... 14,337,956  19,929,759       0.1%
    Guararapes Confeccoes SA....................................     47,100     592,267       0.0%
    Helbor Empreendimentos SA...................................  1,207,289     638,733       0.0%
*   Hypermarcas SA..............................................  3,359,966  15,239,712       0.1%
    Industrias Romi SA..........................................     29,132      13,365       0.0%
*   International Meal Co. Alimentacao SA.......................    244,400     294,747       0.0%
    Iochpe Maxion SA............................................  1,023,312   4,243,787       0.0%
    JBS SA...................................................... 14,818,377  54,705,353       0.4%
    JHSF Participacoes SA.......................................  1,117,774     507,023       0.0%
    Kepler Weber SA.............................................     12,200      72,240       0.0%
    Klabin SA...................................................  2,345,749  13,333,707       0.1%
    Kroton Educacional SA.......................................  7,621,545  19,473,879       0.1%
*   Log-in Logistica Intermodal SA..............................    811,900     157,833       0.0%
    LPS Brasil Consultoria de Imoveis SA........................     97,200      52,910       0.0%
*   Magnesita Refratarios SA....................................  3,289,766   2,219,393       0.0%
    Mahle-Metal Leve SA.........................................     48,900     296,848       0.0%
    Makira Empreendimentos SA................................... 13,522,500     346,826       0.0%
*   Marfrig Global Foods SA.....................................  5,157,244   8,518,734       0.1%
    Marisa Lojas SA.............................................      6,200      10,458       0.0%
*   Mills Estruturas e Servicos de Engenharia SA................    440,046     510,995       0.0%
    MRV Engenharia e Participacoes SA...........................  7,237,624  13,920,380       0.1%
*   Paranapanema SA.............................................  3,945,543   2,854,538       0.0%
*   PDG Realty SA Empreendimentos e Participacoes...............    310,130     163,675       0.0%
*   Petroleo Brasileiro SA......................................  8,577,364  20,836,319       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
BRAZIL -- (Continued)
#*  Petroleo Brasileiro SA Sponsored ADR........................  21,223,195 $103,569,192       0.7%
    Porto Seguro SA.............................................     629,104    5,272,575       0.0%
*   Profarma Distribuidora de Produtos Farmaceuticos SA.........      62,025       96,111       0.0%
    QGEP Participacoes SA.......................................   1,295,566    2,001,785       0.0%
    Rodobens Negocios Imobiliarios SA...........................     280,316      348,558       0.0%
*   Rumo Logistica Operadora Multimodal SA......................     430,469      819,162       0.0%
    Santos Brasil Participacoes SA..............................     146,000      541,007       0.0%
    Sao Carlos Empreendimentos e Participacoes SA...............      39,000      232,574       0.0%
    Sao Martinho SA.............................................     473,351    5,450,224       0.0%
    SLC Agricola SA.............................................   1,141,191    5,092,922       0.0%
*   Springs Global Participacoes SA.............................     236,300      183,858       0.0%
    Sul America SA..............................................   1,603,935    7,869,479       0.1%
    Technos SA..................................................      39,400       39,846       0.0%
    Tecnisa SA..................................................   2,289,757    1,733,690       0.0%
*   Tereos Internacional SA.....................................     595,672       80,256       0.0%
    TPI - Triunfo Participacoes e Investimentos SA..............     445,500      344,290       0.0%
    Trisul SA...................................................      48,261       30,675       0.0%
    Usinas Siderurgicas de Minas Gerais SA......................     524,300    1,074,519       0.0%
    Vale SA.....................................................   6,282,401   27,780,898       0.2%
    Vale SA Sponsored ADR.......................................  19,427,065   84,702,003       0.6%
*   Vanguarda Agro SA...........................................      98,533      374,107       0.0%
    Via Varejo SA...............................................     167,924      126,514       0.0%
                                                                             ------------       ---
TOTAL BRAZIL....................................................              697,237,734       4.6%
                                                                             ------------       ---

CHILE -- (1.5%)
    Bupa Chile SA...............................................     168,414      131,168       0.0%
    CAP SA......................................................     355,752      941,019       0.0%
    Cementos BIO BIO SA.........................................     665,307      476,230       0.0%
    Cencosud SA.................................................   7,931,018   17,389,880       0.1%
    Cencosud SA ADR.............................................      56,591      372,369       0.0%
*   Cia Sud Americana de Vapores SA.............................  94,126,279    2,283,165       0.0%
    Cintac SA...................................................     155,202       23,015       0.0%
    Corpbanca SA................................................ 933,647,228    8,562,859       0.1%
    Cristalerias de Chile SA....................................     264,624    1,773,523       0.0%
    Embotelladora Andina SA Class A ADR.........................      15,478      276,592       0.0%
    Empresa Nacional de Telecomunicaciones SA...................       2,318       21,464       0.0%
    Empresas CMPC SA............................................  20,178,327   49,724,728       0.3%
    Empresas COPEC SA...........................................   2,275,155   21,223,799       0.2%
    Empresas Hites SA...........................................   1,794,180      592,292       0.0%
    Enersis SA..................................................  78,343,920   20,729,277       0.1%
    Enersis SA Sponsored ADR....................................   5,571,144   73,817,658       0.5%
    Gasco SA....................................................     161,080    1,091,135       0.0%
    Grupo Security SA...........................................   1,143,589      323,054       0.0%
    Inversiones Aguas Metropolitanas SA.........................   5,939,333    8,457,410       0.1%
*   Latam Airlines Group SA.....................................   1,711,683    9,159,511       0.1%
#*  Latam Airlines Group SA Sponsored ADR.......................   1,133,277    6,244,356       0.1%
    Masisa SA...................................................  43,593,930    1,161,845       0.0%
    PAZ Corp. SA................................................   2,201,345      951,836       0.0%
    Ripley Corp. SA.............................................  12,743,402    4,219,023       0.0%
    Salfacorp SA................................................   2,599,267    1,424,097       0.0%
    Sigdo Koppers SA............................................      76,067       91,449       0.0%
    Sociedad Matriz SAAM SA.....................................  52,439,424    3,418,661       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
CHILE -- (Continued)
    Sociedad Quimica y Minera de Chile SA Class A...............       2,374 $     66,725       0.0%
    Socovesa SA.................................................   5,773,726    1,000,602       0.0%
*   Tech Pack SA................................................     626,034      205,368       0.0%
    Vina Concha y Toro SA.......................................   1,128,687    1,920,005       0.0%
    Vina San Pedro Tarapaca SA..................................   6,292,604       49,414       0.0%
                                                                             ------------       ---
TOTAL CHILE.....................................................              238,123,529       1.6%
                                                                             ------------       ---

CHINA -- (14.0%)
    361 Degrees International, Ltd..............................   9,028,000    3,203,616       0.0%
#   Agile Property Holdings, Ltd................................  21,094,999   11,456,204       0.1%
    Agricultural Bank of China, Ltd. Class H.................... 199,469,000   81,821,460       0.6%
    Air China, Ltd. Class H.....................................   5,788,000    5,582,531       0.1%
*   Aluminum Corp. of China, Ltd. ADR...........................     132,794    1,066,336       0.0%
#*  Aluminum Corp. of China, Ltd. Class H.......................   3,580,000    1,153,058       0.0%
    AMVIG Holdings, Ltd.........................................   5,353,100    2,480,386       0.0%
#   Angang Steel Co., Ltd. Class H..............................   7,956,640    3,306,274       0.0%
    Anhui Tianda Oil Pipe Co., Ltd. Class H.....................   1,032,412      187,392       0.0%
#*  Anton Oilfield Services Group...............................     342,000       45,696       0.0%
#*  Anxin-China Holdings, Ltd...................................   6,152,000      114,649       0.0%
    Asia Cement China Holdings Corp.............................   7,273,000    2,278,222       0.0%
#*  Asian Citrus Holdings, Ltd..................................   4,633,000      607,773       0.0%
#   AVIC International Holdings, Ltd. Class H...................   3,180,000    1,805,051       0.0%
    Bank of China, Ltd. Class H................................. 579,431,817  273,237,620       1.8%
    Bank of Chongqing Co., Ltd. Class H.........................     186,000      139,908       0.0%
    Bank of Communications Co., Ltd. Class H....................  53,626,574   39,485,981       0.3%
#   Baoye Group Co., Ltd. Class H...............................   2,825,120    1,945,662       0.0%
#   BBMG Corp. Class H..........................................   5,844,500    4,103,178       0.0%
    Beijing Capital International Airport Co., Ltd. Class H.....  10,209,599   10,914,715       0.1%
    Beijing Capital Land, Ltd. Class H..........................  14,667,060    7,057,199       0.1%
    Beijing Enterprises Holdings, Ltd...........................   2,013,500   12,658,986       0.1%
#   Beijing North Star Co., Ltd. Class H........................   5,734,000    1,865,952       0.0%
#   Bosideng International Holdings, Ltd........................   5,578,000      538,303       0.0%
*   BYD Electronic International Co., Ltd.......................   5,098,636    3,332,093       0.0%
    C C Land Holdings, Ltd......................................  18,071,286    4,622,457       0.0%
    Carrianna Group Holdings Co., Ltd...........................   3,880,391      404,467       0.0%
    Central China Real Estate, Ltd..............................   8,101,350    1,626,792       0.0%
    Changshouhua Food Co., Ltd..................................      70,000       42,204       0.0%
#*  Chaoda Modern Agriculture Holdings, Ltd.....................  10,257,412      466,920       0.0%
*   Chigo Holding, Ltd..........................................  37,176,000      622,086       0.0%
#   China Aerospace International Holdings, Ltd.................  26,144,000    3,790,283       0.0%
#*  China Agri-Industries Holdings, Ltd.........................  15,915,500    5,842,855       0.1%
    China Aoyuan Property Group, Ltd............................  14,029,000    3,119,490       0.0%
*   China Automation Group, Ltd.................................   4,235,000      461,909       0.0%
    China BlueChemical, Ltd. Class H............................   5,236,878    1,555,143       0.0%
    China Child Care Corp., Ltd.................................     700,000       94,636       0.0%
    China Cinda Asset Management Co., Ltd. Class H..............     574,000      223,169       0.0%
*   China CITIC Bank Corp., Ltd. Class H........................  21,545,112   13,960,380       0.1%
#   China Coal Energy Co., Ltd. Class H.........................  29,026,000   12,422,114       0.1%
    China Communications Construction Co., Ltd. Class H.........  20,785,327   28,687,626       0.2%
    China Communications Services Corp., Ltd. Class H...........  29,289,071   11,674,045       0.1%
    China Construction Bank Corp. Class H....................... 567,119,101  411,022,909       2.7%
#*  China COSCO Holdings Co., Ltd. Class H......................   4,554,000    2,586,672       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CHINA -- (Continued)
#*  China Culiangwang Beverages Holdings, Ltd...................  9,684,600 $   160,559       0.0%
*   China Dredging Environment Protection Holdings, Ltd.........    974,000     136,420       0.0%
    China Everbright, Ltd.......................................  6,043,869  14,224,517       0.1%
#*  China Fiber Optic Network System Group, Ltd.................  1,598,000     190,834       0.0%
    China Financial Services Holdings, Ltd......................  1,046,000      73,793       0.0%
    China Galaxy Securities Co., Ltd. Class H...................    773,500     669,505       0.0%
*   China Glass Holdings, Ltd...................................  8,554,000   1,175,229       0.0%
*   China High Precision Automation Group, Ltd..................    429,000      12,661       0.0%
*   China High Speed Transmission Equipment Group Co., Ltd......  9,646,000   8,596,618       0.1%
#   China Hongqiao Group, Ltd...................................  4,601,500   2,389,990       0.0%
*   China Household Holdings, Ltd...............................  8,420,000     276,510       0.0%
*   China Huiyuan Juice Group, Ltd..............................    356,483     160,377       0.0%
*   China ITS Holdings Co., Ltd.................................  5,486,147     676,296       0.0%
#   China Jinmao Holdings Group, Ltd............................ 46,488,580  12,804,135       0.1%
#*  China Lumena New Materials Corp............................. 52,602,000          --       0.0%
    China Merchants Holdings International Co., Ltd.............  4,838,049  16,036,055       0.1%
#   China Merchants Land, Ltd...................................  9,260,000   1,962,479       0.0%
*   China Metal Recycling Holdings, Ltd.........................  3,259,800     743,597       0.0%
    China Minsheng Banking Corp., Ltd. Class H.................. 13,173,500  13,272,693       0.1%
    China National Building Material Co., Ltd. Class H.......... 35,850,000  22,182,383       0.2%
#   China National Materials Co., Ltd. Class H.................. 14,153,000   3,395,581       0.0%
#*  China New Town Development Co., Ltd......................... 11,778,022     475,756       0.0%
#*  China Oil & Gas Group, Ltd..................................  4,300,000     298,748       0.0%
*   China Oriental Group Co., Ltd...............................     26,000         730       0.0%
#   China Overseas Grand Oceans Group, Ltd......................  2,692,000     854,073       0.0%
    China Petroleum & Chemical Corp. ADR........................  1,111,578  80,122,528       0.5%
    China Petroleum & Chemical Corp. Class H.................... 45,299,575  32,653,930       0.2%
#*  China Precious Metal Resources Holdings Co., Ltd............ 25,868,000   1,128,989       0.0%
*   China Properties Group, Ltd.................................  5,572,000   1,147,658       0.0%
    China Railway Construction Corp., Ltd. Class H..............  9,666,014  14,448,612       0.1%
    China Railway Group, Ltd. Class H...........................  5,411,000   5,097,073       0.1%
#*  China Rare Earth Holdings, Ltd.............................. 14,010,600   1,274,184       0.0%
    China Resources Beer Holdings Company, Ltd..................    958,652   1,807,632       0.0%
#*  China Sanjiang Fine Chemicals Co., Ltd......................    587,000     123,737       0.0%
    China SCE Property Holdings, Ltd............................  6,192,000   1,356,704       0.0%
#*  China Shanshui Cement Group, Ltd............................ 19,122,000  10,214,058       0.1%
    China Shenhua Energy Co., Ltd. Class H......................  6,445,000  10,843,878       0.1%
#*  China Shipping Container Lines Co., Ltd. Class H............  8,533,700   3,497,110       0.0%
#   China South City Holdings, Ltd..............................  6,598,000   1,573,517       0.0%
#   China Southern Airlines Co., Ltd. Class H...................  6,818,000   5,785,562       0.1%
    China Starch Holdings, Ltd.................................. 18,995,000     398,408       0.0%
*   China Taifeng Beddings Holdings, Ltd........................    640,000      33,443       0.0%
*   China Tianyi Holdings, Ltd..................................  3,332,000     385,871       0.0%
    China Travel International Investment Hong Kong, Ltd........ 25,107,631  11,348,244       0.1%
    China Unicom Hong Kong, Ltd.................................  1,616,000   1,965,284       0.0%
#   China Unicom Hong Kong, Ltd. ADR............................  7,257,121  89,117,446       0.6%
*   China Vanadium Titano - Magnetite Mining Co., Ltd........... 13,229,000     526,579       0.0%
#*  China Yurun Food Group, Ltd.................................  6,794,000   1,446,831       0.0%
#   China ZhengTong Auto Services Holdings, Ltd.................  9,007,500   4,031,057       0.0%
#   China Zhongwang Holdings, Ltd............................... 19,117,354   8,468,715       0.1%
    Chongqing Machinery & Electric Co., Ltd. Class H............ 13,042,000   1,856,127       0.0%
    Chongqing Rural Commercial Bank Co., Ltd. Class H........... 15,440,000   9,617,393       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                    SHARES     VALUE++   OF NET ASSETS**
                                                                  ---------- ----------- ---------------
CHINA -- (Continued)
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd....  1,188,000 $   201,361       0.0%
    CIFI Holdings Group Co., Ltd.................................  3,766,000     803,673       0.0%
*   CITIC Dameng Holdings, Ltd...................................    796,000      66,377       0.0%
#*  CITIC Resources Holdings, Ltd................................ 22,396,000   3,336,838       0.0%
    CITIC, Ltd................................................... 19,467,483  36,346,740       0.3%
#*  Citychamp Watch & Jewellery Group, Ltd....................... 17,123,108   2,653,912       0.0%
    Clear Media, Ltd.............................................    391,000     393,022       0.0%
    CNOOC, Ltd................................................... 48,474,000  54,625,931       0.4%
    CNOOC, Ltd. Sponsored ADR....................................    105,176  11,956,408       0.1%
#   Comba Telecom Systems Holdings, Ltd..........................  2,964,499     608,881       0.0%
#*  Comtec Solar Systems Group, Ltd..............................  8,120,000     740,366       0.0%
#   Cosco International Holdings, Ltd............................  5,648,000   3,250,081       0.0%
#   COSCO Pacific, Ltd........................................... 18,915,006  24,470,462       0.2%
    Country Garden Holdings Co., Ltd............................. 13,865,800   5,266,707       0.1%
#   CPMC Holdings, Ltd...........................................    217,000     121,377       0.0%
*   DaChan Food Asia, Ltd........................................  3,195,000     358,162       0.0%
#   Dah Chong Hong Holdings, Ltd.................................  2,843,000   1,287,842       0.0%
#   Dalian Port PDA Co., Ltd. Class H............................  2,842,000   1,024,915       0.0%
#*  Daphne International Holdings, Ltd...........................  1,690,000     299,918       0.0%
    Digital China Holdings, Ltd..................................  2,965,000   3,017,391       0.0%
    Dongfeng Motor Group Co., Ltd. Class H....................... 10,714,000  15,378,884       0.1%
    Dongyue Group, Ltd...........................................  2,552,000     695,274       0.0%
#*  Dynasty Fine Wines Group, Ltd................................  9,228,600     321,488       0.0%
    Embry Holdings, Ltd..........................................    544,000     296,118       0.0%
#   Evergrande Real Estate Group, Ltd............................ 59,849,000  45,384,562       0.3%
*   Evergreen International Holdings, Ltd........................  1,628,000     188,673       0.0%
    Fantasia Holdings Group Co., Ltd............................. 20,879,515   2,465,141       0.0%
#   Fosun International, Ltd.....................................  7,781,719  14,150,431       0.1%
#   Fufeng Group, Ltd............................................  2,386,000   1,263,084       0.0%
#   Future Land Development Holdings, Ltd........................  1,616,000     249,174       0.0%
*   Global Bio-Chem Technology Group Co., Ltd.................... 13,820,360     539,922       0.0%
*   Global Sweeteners Holdings, Ltd..............................    474,350      20,110       0.0%
*   Glorious Property Holdings, Ltd.............................. 29,025,000   3,738,988       0.0%
#   Golden Meditech Holdings, Ltd................................ 13,576,667   1,989,378       0.0%
#   Goldlion Holdings, Ltd.......................................  1,904,000     804,607       0.0%
    GOME Electrical Appliances Holding, Ltd...................... 77,549,000  14,170,497       0.1%
#*  Greenland Hong Kong Holdings, Ltd............................  2,445,575   1,032,620       0.0%
#*  Greentown China Holdings, Ltd................................  8,929,091   7,775,643       0.1%
#   Guangshen Railway Co., Ltd. Sponsored ADR....................    389,676  10,069,228       0.1%
    Guangzhou Automobile Group Co., Ltd. Class H.................  3,113,572   2,714,479       0.0%
#   Guangzhou R&F Properties Co., Ltd. Class H................... 13,205,514  13,088,916       0.1%
#*  Guodian Technology & Environment Group Corp., Ltd. Class H...  4,448,000     429,338       0.0%
#*  Hanergy Thin Film Power Group, Ltd........................... 14,642,000   1,983,601       0.0%
#   Harbin Electric Co., Ltd. Class H............................  6,603,474   3,911,131       0.0%
    Hengdeli Holdings, Ltd.......................................  6,492,000     974,577       0.0%
#*  Hidili Industry International Development, Ltd...............  5,917,000     303,071       0.0%
#   Hilong Holding, Ltd..........................................  1,537,000     324,770       0.0%
#*  HKC Holdings, Ltd............................................ 19,260,878     446,462       0.0%
    HNA Infrastructure Co., Ltd. Class H.........................  1,782,000   2,040,542       0.0%
#*  Honghua Group, Ltd...........................................  2,517,000     203,913       0.0%
    Hopefluent Group Holdings, Ltd...............................    950,000     234,191       0.0%
#*  Hopson Development Holdings, Ltd............................. 10,416,000   8,800,398       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
CHINA -- (Continued)
#   Hua Han Bio-Pharmaceutical Holdings, Ltd. Class H...........   9,440,000 $  1,368,783       0.0%
    Hydoo International Holding, Ltd............................     380,000       58,654       0.0%
    Industrial & Commercial Bank of China, Ltd. Class H......... 315,696,996  200,248,210       1.3%
    Inspur International, Ltd...................................     345,343       65,682       0.0%
    Jiangxi Copper Co., Ltd. Class H............................   6,974,000    9,184,250       0.1%
    Ju Teng International Holdings, Ltd.........................  12,060,249    6,580,056       0.1%
*   Kai Yuan Holdings, Ltd......................................  46,420,000      477,466       0.0%
#*  Kaisa Group Holdings, Ltd...................................  22,755,632    1,717,550       0.0%
*   Kasen International Holdings, Ltd...........................   1,885,000      307,604       0.0%
#   Kingboard Chemical Holdings, Ltd............................   8,827,845   12,449,592       0.1%
#   Kingboard Laminates Holdings, Ltd...........................  10,499,000    4,359,311       0.0%
    Kunlun Energy Co., Ltd......................................   5,854,000    4,771,516       0.0%
    KWG Property Holding, Ltd...................................  15,142,000   10,879,617       0.1%
#*  Labixiaoxin Snacks Group, Ltd...............................   2,491,000      224,264       0.0%
    Lai Fung Holdings, Ltd......................................  51,485,839      875,789       0.0%
    Le Saunda Holdings, Ltd.....................................     120,000       31,991       0.0%
    Lee & Man Paper Manufacturing, Ltd..........................   3,505,000    2,177,577       0.0%
    Leoch International Technology, Ltd.........................     190,000       14,612       0.0%
*   Lingbao Gold Co., Ltd. Class H..............................   1,372,000      220,249       0.0%
    Longfor Properties Co., Ltd.................................     879,000    1,179,988       0.0%
    Lonking Holdings, Ltd.......................................  23,009,000    3,690,328       0.0%
#*  Loudong General Nice Resources China Holdings, Ltd..........   6,346,800      540,519       0.0%
#*  Maanshan Iron & Steel Co., Ltd. Class H.....................     792,000      169,553       0.0%
    Maoye International Holdings, Ltd...........................  15,237,000    1,932,747       0.0%
#   Metallurgical Corp. of China, Ltd. Class H..................  11,172,659    4,122,752       0.0%
*   MIE Holdings Corp...........................................   5,566,000      736,954       0.0%
    MIN XIN Holdings, Ltd.......................................     838,418      722,215       0.0%
*   Mingfa Group International Co., Ltd.........................     742,000      177,574       0.0%
    Minmetals Land, Ltd.........................................  16,155,205    1,660,178       0.0%
    Minth Group, Ltd............................................     636,000    1,317,770       0.0%
#*  MMG, Ltd....................................................  12,700,000    2,806,586       0.0%
    MOBI Development Co., Ltd...................................     473,000       77,690       0.0%
    Nature Home Holding Co., Ltd................................     154,000       19,641       0.0%
    New World China Land, Ltd...................................  23,712,600   15,730,957       0.1%
    New World Department Store China, Ltd.......................   1,903,000      316,982       0.0%
    Nine Dragons Paper Holdings, Ltd............................  18,451,000   12,174,694       0.1%
*   O-Net Communications Group, Ltd.............................   2,505,000      733,988       0.0%
    Overseas Chinese Town Asia Holdings, Ltd....................     442,000      199,087       0.0%
    Parkson Retail Group, Ltd...................................   9,080,000    1,338,011       0.0%
    Peak Sport Products Co., Ltd................................   6,245,000    1,876,798       0.0%
#   Poly Property Group Co., Ltd................................  24,257,488    7,852,968       0.1%
#*  Pou Sheng International Holdings, Ltd.......................  12,459,529    1,985,532       0.0%
#   Powerlong Real Estate Holdings, Ltd.........................  12,443,000    2,447,736       0.0%
#*  Prosperity International Holdings HK, Ltd...................  17,080,000      504,101       0.0%
    Qingling Motors Co., Ltd. Class H...........................   9,494,000    3,058,761       0.0%
*   Qunxing Paper Holdings Co., Ltd.............................   5,020,071      244,831       0.0%
*   Real Gold Mining, Ltd.......................................   3,137,500      106,464       0.0%
#   Real Nutriceutical Group, Ltd...............................  11,046,000    1,425,180       0.0%
#*  Renhe Commercial Holdings Co., Ltd..........................  44,367,000    2,311,702       0.0%
#   REXLot Holdings, Ltd........................................  37,241,621    1,585,649       0.0%
    Samson Holding, Ltd.........................................   7,661,452      967,005       0.0%
#*  Sany Heavy Equipment International Holdings Co., Ltd........   5,064,000    1,229,932       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                 PERCENTAGE
                                                                         SHARES      VALUE++   OF NET ASSETS**
                                                                       ----------- ----------- ---------------
CHINA -- (Continued)
*   Scud Group, Ltd...................................................   3,368,000 $   169,473       0.0%
*   Semiconductor Manufacturing International Corp.................... 126,142,000  11,685,753       0.1%
*   Semiconductor Manufacturing International Corp. ADR...............   1,303,026   6,059,071       0.1%
#   Shandong Chenming Paper Holdings, Ltd. Class H....................   3,826,818   2,136,076       0.0%
    Shanghai Industrial Holdings, Ltd.................................   6,899,918  18,067,157       0.1%
#   Shanghai Industrial Urban Development Group, Ltd..................   7,342,000   1,424,679       0.0%
#   Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H...   4,440,000   1,376,576       0.0%
    Shanghai Prime Machinery Co., Ltd. Class H........................   6,960,000   1,213,829       0.0%
    Shenzhen International Holdings, Ltd..............................   6,735,117  10,262,488       0.1%
    Shenzhen Investment, Ltd..........................................  31,764,440  12,850,451       0.1%
    Shimao Property Holdings, Ltd.....................................  19,357,535  33,752,907       0.2%
*   Shougang Concord International Enterprises Co., Ltd...............  39,728,208   1,656,589       0.0%
#   Shougang Fushan Resources Group, Ltd..............................  37,100,594   4,910,302       0.1%
#   Shui On Land, Ltd.................................................  38,373,303  10,558,312       0.1%
*   Shunfeng International Clean Energy, Ltd..........................   1,866,000     596,183       0.0%
*   Sijia Group Co....................................................   1,152,649      38,220       0.0%
    Silver Grant International Industries, Ltd........................  10,796,804   1,458,492       0.0%
*   SIM Technology Group, Ltd.........................................   8,253,000     434,066       0.0%
    Sino-Ocean Land Holdings, Ltd.....................................  35,997,602  20,783,843       0.2%
#   Sinofert Holdings, Ltd............................................   1,346,000     236,429       0.0%
#*  Sinolink Worldwide Holdings, Ltd..................................  11,022,508   1,204,095       0.0%
    Sinopec Engineering Group Co., Ltd. Class H.......................     160,500     138,172       0.0%
#   Sinotrans Shipping, Ltd...........................................   9,549,916   2,012,132       0.0%
#   Sinotruk Hong Kong, Ltd...........................................   8,886,335   3,698,819       0.0%
    Skyworth Digital Holdings, Ltd....................................  19,757,467  14,622,068       0.1%
#   SMI Holdings Group, Ltd...........................................   7,624,000     674,911       0.0%
    SOHO China, Ltd...................................................  23,810,888  12,275,710       0.1%
    Springland International Holdings, Ltd............................     315,000      78,478       0.0%
#*  SPT Energy Group, Inc.............................................   2,484,000     242,242       0.0%
*   SRE Group, Ltd....................................................  21,752,285   1,080,514       0.0%
    Sunac China Holdings, Ltd.........................................     383,000     235,380       0.0%
    TCC International Holdings, Ltd...................................  22,780,583   4,513,774       0.0%
    Tian An China Investment Co., Ltd.................................   6,305,000   3,778,803       0.0%
#   Tiangong International Co., Ltd...................................  19,085,944   1,766,013       0.0%
    Tianjin Port Development Holdings, Ltd............................  20,369,657   3,377,351       0.0%
*   Tianneng Power International, Ltd.................................   6,304,280   4,563,669       0.0%
    Tomson Group, Ltd.................................................   1,498,282     328,368       0.0%
    Tonly Electronics Holdings, Ltd...................................     204,330     126,327       0.0%
    Top Spring International Holdings, Ltd............................     108,000      44,940       0.0%
    TPV Technology, Ltd...............................................   7,700,496   1,127,453       0.0%
    Travelsky Technology, Ltd. Class H................................   4,957,500   7,287,993       0.1%
#   Trigiant Group, Ltd...............................................     602,000     126,894       0.0%
*   Trony Solar Holdings Co., Ltd.....................................   8,775,000     133,596       0.0%
#   Truly International Holdings, Ltd.................................   3,458,000     823,883       0.0%
#   V1 Group, Ltd.....................................................   3,042,000     230,462       0.0%
    Wasion Group Holdings, Ltd........................................     271,291     300,966       0.0%
#   Weiqiao Textile Co. Class H.......................................   6,340,000   2,861,103       0.0%
    Welling Holding, Ltd..............................................     548,000      91,566       0.0%
    West China Cement, Ltd............................................  22,020,000   3,757,540       0.0%
#*  Wumart Stores, Inc. Class H.......................................     184,000     131,272       0.0%
#   Xiamen International Port Co., Ltd. Class H.......................   8,780,000   2,242,795       0.0%
*   Xinchen China Power Holdings, Ltd.................................     274,000      65,585       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                       PERCENTAGE
                                                                             SHARES      VALUE++     OF NET ASSETS**
                                                                           ---------- -------------- ---------------
CHINA -- (Continued)
    Xingda International Holdings, Ltd.................................... 12,282,000 $    2,696,828       0.0%
    Xinhua Winshare Publishing and Media Co., Ltd. Class H................  4,566,000      3,839,526       0.0%
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H.....................  2,806,000        313,524       0.0%
    Xiwang Special Steel Co., Ltd.........................................  5,905,000      1,100,689       0.0%
    XTEP International Holdings, Ltd......................................    431,500        223,416       0.0%
*   Yanchang Petroleum International, Ltd................................. 22,180,000        702,780       0.0%
#   Yanzhou Coal Mining Co., Ltd. Class H................................. 10,706,000      5,140,474       0.1%
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR...........................     27,681        132,592       0.0%
#   Yingde Gases Group Co., Ltd...........................................  1,628,000        723,441       0.0%
    Yip's Chemical Holdings, Ltd..........................................    752,000        308,528       0.0%
    Youyuan International Holdings, Ltd...................................    777,251        257,537       0.0%
    Yuanda China Holdings, Ltd............................................  1,702,000         79,888       0.0%
    Yuexiu Property Co., Ltd.............................................. 91,492,786     15,763,258       0.1%
#   Yuzhou Properties Co., Ltd............................................  9,816,960      2,340,686       0.0%
    Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H...............    424,600        195,213       0.0%
*   Zhong An Real Estate, Ltd.............................................  7,219,800        789,480       0.0%
#   Zhongsheng Group Holdings, Ltd........................................  1,835,500        760,510       0.0%
    Zhuhai Holdings Investment Group, Ltd.................................    440,000         63,343       0.0%
#   Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H......  7,744,600      2,944,952       0.0%
                                                                                      --------------      ----
TOTAL CHINA...............................................................             2,264,722,167      15.0%
                                                                                      --------------      ----

COLOMBIA -- (0.2%)
    Almacenes Exito SA....................................................     95,609        431,016       0.0%
    Cementos Argos SA.....................................................    526,344      1,744,184       0.0%
    Constructora Conconcreto SA...........................................     86,988         35,582       0.0%
    Ecopetrol SA..........................................................  1,789,081        833,710       0.0%
    Ecopetrol SA Sponsored ADR............................................    371,085      3,458,512       0.0%
*   Fabricato SA..........................................................  2,440,238         12,130       0.0%
    Grupo Argos SA........................................................    580,556      3,567,103       0.1%
    Grupo de Inversiones Suramericana SA..................................  1,080,364     13,716,185       0.1%
    Grupo Nutresa SA......................................................    460,483      3,468,326       0.0%
    Mineros SA............................................................     65,037         40,859       0.0%
                                                                                      --------------      ----
TOTAL COLOMBIA............................................................                27,307,607       0.2%
                                                                                      --------------      ----

CZECH REPUBLIC -- (0.2%)
    CEZ A.S...............................................................  1,368,781     27,348,969       0.2%
    Pegas Nonwovens SA....................................................    130,782      4,086,034       0.0%
*   Unipetrol A.S.........................................................  1,403,228      8,438,418       0.1%
                                                                                      --------------      ----
TOTAL CZECH REPUBLIC......................................................                39,873,421       0.3%
                                                                                      --------------      ----

GREECE -- (0.1%)
*   Alpha Bank AE.........................................................  6,054,491        771,921       0.0%
    Bank of Greece........................................................     26,513        280,994       0.0%
*   Ellaktor SA...........................................................  1,053,403      2,070,507       0.0%
*   Elval Holdings SA.....................................................      8,595         15,017       0.0%
*   GEK Terna Holding Real Estate Construction SA.........................    826,303      1,708,550       0.0%
    Hellenic Petroleum SA.................................................    426,008      2,493,960       0.0%
*   Intracom Holdings SA..................................................  1,511,057        558,504       0.0%
*   Intralot SA-Integrated Lottery Systems & Services.....................     76,173        126,782       0.0%
*   Marfin Investment Group Holdings SA...................................     74,389          7,065       0.0%
    Mytilineos Holdings SA................................................    523,731      2,802,791       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
GREECE -- (Continued)
*   Piraeus Bank SA.............................................  3,363,961 $   347,301       0.0%
    Terna Energy SA.............................................     18,509      58,868       0.0%
                                                                            -----------       ---
TOTAL GREECE....................................................             11,242,260       0.1%
                                                                            -----------       ---

HUNGARY -- (0.5%)
*   FHB Mortgage Bank P.L.C.....................................      3,954       9,790       0.0%
    MOL Hungarian Oil & Gas P.L.C...............................    232,437  10,489,278       0.1%
    OTP Bank P.L.C..............................................  3,475,169  67,250,529       0.4%
                                                                            -----------       ---
TOTAL HUNGARY...................................................             77,749,597       0.5%
                                                                            -----------       ---

INDIA -- (10.5%)
    Aarti Industries............................................    103,807     807,223       0.0%
    Aban Offshore, Ltd..........................................    387,730   1,321,778       0.0%
*   ABG Shipyard, Ltd...........................................     91,428     175,887       0.0%
    ACC, Ltd....................................................    214,618   4,513,310       0.0%
    Adani Enterprises, Ltd......................................  3,495,161   4,906,425       0.1%
    Adani Ports & Special Economic Zone, Ltd....................  4,936,216  22,245,751       0.2%
*   Adani Power, Ltd............................................ 11,229,682   5,368,575       0.1%
*   Adani Transmissions, Ltd....................................  3,440,779   1,900,233       0.0%
    Aditya Birla Nuvo, Ltd......................................    901,750  28,355,133       0.2%
    Aegis Logistics, Ltd........................................     23,770      36,990       0.0%
    Alembic, Ltd................................................    397,146     259,029       0.0%
    Allahabad Bank..............................................  1,939,760   2,220,030       0.0%
    Allcargo Logistics, Ltd.....................................    109,652     528,567       0.0%
*   Alok Industries, Ltd........................................ 12,063,941   1,249,464       0.0%
    Ambuja Cements, Ltd.........................................    874,573   2,761,913       0.0%
    Amtek Auto, Ltd.............................................  1,769,340   1,084,923       0.0%
    Anant Raj, Ltd..............................................    657,518     378,261       0.0%
    Andhra Bank.................................................  2,523,816   2,518,706       0.0%
    Apar Industries, Ltd........................................    128,209     839,965       0.0%
    Apollo Tyres, Ltd...........................................  5,868,121  15,357,992       0.1%
*   Arvind Infrastructure, Ltd..................................    383,891     358,365       0.0%
    Arvind, Ltd.................................................  4,647,565  19,702,694       0.1%
    Ashoka Buildcon, Ltd........................................     66,914     166,502       0.0%
    Atul, Ltd...................................................     17,491     452,243       0.0%
    Axis Bank, Ltd..............................................  2,936,136  21,283,476       0.2%
    Bajaj Finance, Ltd..........................................     60,850   4,834,459       0.0%
    Bajaj Finserv, Ltd..........................................    216,439   6,469,453       0.1%
    Bajaj Holdings & Investment, Ltd............................    407,262  10,366,312       0.1%
    Balkrishna Industries, Ltd..................................     76,519     761,415       0.0%
    Ballarpur Industries, Ltd...................................  4,472,818   1,234,010       0.0%
    Balmer Lawrie & Co., Ltd....................................    217,512   1,928,011       0.0%
*   Balrampur Chini Mills, Ltd..................................  2,457,252   2,291,322       0.0%
    Bank of Baroda..............................................  5,853,216  14,246,939       0.1%
    Bank of India...............................................  1,412,972   2,830,292       0.0%
    Bank Of Maharashtra.........................................  1,106,283     568,582       0.0%
    BGR Energy Systems, Ltd.....................................    169,812     282,780       0.0%
    Bharat Electronics, Ltd.....................................     31,773     602,810       0.0%
    Bharat Heavy Electricals, Ltd............................... 12,401,887  37,481,347       0.3%
    Bharti Airtel, Ltd..........................................  7,011,310  37,046,289       0.3%
    Bhushan Steel, Ltd..........................................    286,833     192,936       0.0%
    Biocon, Ltd.................................................    703,771   4,874,308       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
INDIA -- (Continued)
    Birla Corp., Ltd............................................    161,021 $ 1,057,474       0.0%
    Bombay Dyeing & Manufacturing Co., Ltd......................  1,567,477   1,570,076       0.0%
    Brigade Enterprises, Ltd....................................    149,916     350,965       0.0%
    Cairn India, Ltd............................................  8,437,853  19,731,324       0.1%
    Canara Bank.................................................  1,435,901   6,034,267       0.1%
    Castex Technologies, Ltd....................................  1,070,904     385,489       0.0%
    Ceat, Ltd...................................................    594,603   9,779,958       0.1%
    Central Bank Of India.......................................    905,223   1,141,670       0.0%
    Century Textiles & Industries, Ltd..........................    688,776   5,815,573       0.1%
    Chambal Fertilizers & Chemicals, Ltd........................  2,871,117   2,519,757       0.0%
    Chennai Super Kings Cricket, Ltd............................  5,080,767     174,944       0.0%
    City Union Bank, Ltd........................................  1,347,720   1,852,923       0.0%
    Container Corp. Of India, Ltd...............................     22,873     463,505       0.0%
    Coromandel International, Ltd...............................    145,073     413,562       0.0%
    Corp. Bank..................................................  1,779,348   1,183,896       0.0%
    Cox & Kings, Ltd............................................  1,065,799   4,376,142       0.0%
*   Cranes Software International, Ltd..........................    114,443       3,628       0.0%
    Crompton Greaves, Ltd.......................................  1,220,350   3,242,374       0.0%
    Cyient, Ltd.................................................     39,171     321,044       0.0%
    Dalmia Bharat, Ltd..........................................    167,168   1,807,470       0.0%
*   DB Realty, Ltd..............................................  1,101,045   1,042,730       0.0%
*   DCB Bank, Ltd...............................................  2,738,522   3,610,757       0.0%
    DCM Shriram, Ltd............................................    389,045     773,811       0.0%
    Deepak Fertilisers & Petrochemicals Corp., Ltd..............    620,793   1,381,125       0.0%
*   DEN Networks, Ltd...........................................    391,341     679,596       0.0%
    Dena Bank...................................................    664,433     425,707       0.0%
    Dewan Housing Finance Corp., Ltd............................    801,722   2,745,067       0.0%
    Dishman Pharmaceuticals & Chemicals, Ltd....................    894,541   4,970,610       0.1%
    DLF, Ltd....................................................  6,895,324  12,216,794       0.1%
    Edelweiss Financial Services, Ltd...........................  2,230,462   2,029,061       0.0%
    Eicher Motors, Ltd..........................................      3,085     835,067       0.0%
    EID Parry India, Ltd........................................  1,098,468   2,929,455       0.0%
    EIH, Ltd....................................................    993,645   1,745,915       0.0%
    Electrosteel Castings, Ltd..................................    894,946     258,049       0.0%
    Engineers India, Ltd........................................    281,379     838,370       0.0%
*   Eros International Media, Ltd...............................    427,986   1,805,375       0.0%
    Escorts, Ltd................................................    845,361   2,269,131       0.0%
*   Ess Dee Aluminium, Ltd......................................     14,309      74,138       0.0%
*   Essar Oil, Ltd..............................................    659,712   1,910,355       0.0%
    Essar Ports, Ltd............................................    751,740   1,329,732       0.0%
    Essel Propack, Ltd..........................................    895,389   2,176,247       0.0%
    Eveready Industries India, Ltd..............................    120,051     504,919       0.0%
    Exide Industries, Ltd.......................................    928,664   2,134,167       0.0%
    FDC, Ltd....................................................     24,663      90,377       0.0%
    Federal Bank, Ltd........................................... 16,769,574  13,831,633       0.1%
    Financial Technologies India, Ltd...........................    133,756     227,615       0.0%
    Finolex Cables, Ltd.........................................    688,924   2,654,823       0.0%
    Finolex Industries, Ltd.....................................    482,398   2,301,823       0.0%
*   Firstsource Solutions, Ltd..................................  5,525,177   2,719,202       0.0%
*   Fortis Healthcare, Ltd......................................    832,604   1,964,747       0.0%
    Future Retail, Ltd..........................................  1,559,018   2,807,409       0.0%
    Gabriel India, Ltd..........................................     60,232      82,203       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
INDIA -- (Continued)
    GAIL India, Ltd.............................................  4,631,709 $ 21,829,043       0.2%
    Gateway Distriparks, Ltd....................................    113,322      579,128       0.0%
    Gati, Ltd...................................................    322,735      714,966       0.0%
    Geometric, Ltd..............................................    125,451      261,138       0.0%
    GHCL, Ltd...................................................      8,472       18,666       0.0%
    GIC Housing Finance, Ltd....................................     36,169      118,425       0.0%
    Global Offshore Services, Ltd...............................     46,753      280,103       0.0%
    Godfrey Phillips India, Ltd.................................      4,355       62,344       0.0%
    Godrej Properties, Ltd......................................    109,656      574,880       0.0%
    Graphite India, Ltd.........................................    725,730      806,409       0.0%
    Grasim Industries, Ltd......................................     15,142      859,572       0.0%
    Great Eastern Shipping Co., Ltd. (The)......................  1,089,167    6,272,260       0.1%
    Greaves Cotton, Ltd.........................................      9,635       18,402       0.0%
    Gujarat Alkalies & Chemicals, Ltd...........................    492,507    1,261,722       0.0%
    Gujarat Fluorochemicals, Ltd................................    372,635    3,670,766       0.0%
    Gujarat Mineral Development Corp., Ltd......................  1,364,575    1,523,181       0.0%
*   Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.........    729,530      682,531       0.0%
    Gujarat State Fertilisers & Chemicals, Ltd..................  2,186,080    2,417,952       0.0%
    Gujarat State Petronet, Ltd.................................  2,784,319    5,524,669       0.1%
    Gulf Oil Corp., Ltd.........................................     76,678      170,347       0.0%
    Gulf Oil Lubricants India, Ltd..............................    113,892      847,635       0.0%
    HBL Power Systems, Ltd......................................     74,867       43,013       0.0%
*   HCL Infosystems, Ltd........................................    462,162      384,286       0.0%
    HEG, Ltd....................................................    168,276      418,199       0.0%
*   HeidelbergCement India, Ltd.................................    296,694      342,764       0.0%
*   Hexa Tradex, Ltd............................................     68,892       17,661       0.0%
    Hikal, Ltd..................................................     11,455       22,164       0.0%
*   Himachal Futuristic Communications, Ltd.....................  3,153,717      761,357       0.0%
    Himatsingka Seide, Ltd......................................    410,205    1,281,706       0.0%
    Hindalco Industries, Ltd.................................... 20,306,862   25,741,070       0.2%
    Hinduja Global Solutions, Ltd...............................     60,085      431,786       0.0%
*   Hindustan Construction Co., Ltd.............................  5,073,959    2,055,132       0.0%
*   Hotel Leela Venture, Ltd....................................    466,035      142,498       0.0%
    HSIL, Ltd...................................................    343,955    1,469,463       0.0%
    HT Media, Ltd...............................................    412,803      522,886       0.0%
    Huhtamaki PPL, Ltd..........................................      3,997       16,250       0.0%
    ICICI Bank, Ltd.............................................  4,520,402   19,104,134       0.1%
    ICICI Bank, Ltd. Sponsored ADR.............................. 16,722,630  144,149,070       1.0%
    IDBI Bank, Ltd..............................................  2,555,651    3,320,851       0.0%
    Idea Cellular, Ltd..........................................  6,512,981   13,924,398       0.1%
*   IDFC Bank, Ltd..............................................  6,072,777    6,695,900       0.1%
    IDFC, Ltd...................................................  6,072,777    5,429,661       0.1%
    IFCI, Ltd...................................................  6,602,323    2,675,826       0.0%
    IIFL Holdings, Ltd..........................................  2,941,339    8,641,811       0.1%
    IL&FS Transportation Networks, Ltd.().......................     76,082      104,788       0.0%
    IL&FS Transportation Networks, Ltd.(B3PHKL7)................    228,248      323,717       0.0%
*   India Cements, Ltd..........................................  5,080,767    6,058,776       0.1%
    Indiabulls Housing Finance, Ltd.............................  1,795,884   19,649,294       0.1%
    Indian Bank.................................................  1,270,068    2,421,271       0.0%
*   Indian Hotels Co., Ltd......................................  4,834,889    7,361,368       0.1%
*   Inox Leisure, Ltd...........................................     37,580      130,140       0.0%
*   Intellect Design Arena, Ltd.................................    969,923    3,663,384       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
INDIA -- (Continued)
    J Kumar Infraprojects, Ltd..................................     18,549 $   215,824       0.0%
    Jain Irrigation Systems, Ltd................................  8,510,095   8,005,318       0.1%
*   Jaiprakash Associates, Ltd.................................. 17,658,065   3,628,740       0.0%
    Jammu & Kashmir Bank, Ltd. (The)............................  3,213,422   4,120,234       0.0%
*   Jaypee Infratech, Ltd.......................................  7,061,764   1,392,614       0.0%
    JB Chemicals & Pharmaceuticals, Ltd.........................    547,413   2,390,559       0.0%
    JBF Industries, Ltd.........................................    379,438   1,264,362       0.0%
    Jindal Poly Films, Ltd......................................    314,477   2,630,660       0.0%
    Jindal Saw, Ltd.............................................  3,071,090   3,046,203       0.0%
*   Jindal Steel & Power, Ltd...................................  5,575,338   6,767,084       0.1%
    JK Cement, Ltd..............................................    253,891   2,623,169       0.0%
    JK Lakshmi Cement, Ltd......................................    457,907   2,636,686       0.0%
    JK Tyre & Industries, Ltd...................................  1,778,126   2,754,085       0.0%
    JM Financial, Ltd...........................................  4,871,480   3,044,159       0.0%
    JSW Energy, Ltd.............................................  8,856,096  12,589,266       0.1%
    JSW Steel, Ltd..............................................  2,207,826  30,679,833       0.2%
    Jubilant Life Sciences, Ltd.................................    947,274   5,903,563       0.1%
    Kakinada Fertilizers, Ltd...................................  2,082,494      66,989       0.0%
    Kalpataru Power Transmission, Ltd...........................    832,880   3,308,910       0.0%
    Karnataka Bank, Ltd. (The)..................................  2,061,119   4,050,972       0.0%
    Karur Vysya Bank, Ltd. (The)................................    364,765   2,347,085       0.0%
    KCP, Ltd....................................................     14,944      21,125       0.0%
    KEC International, Ltd......................................  1,927,939   3,938,201       0.0%
*   Kesoram Industries, Ltd.....................................    805,353     997,763       0.0%
    Kirloskar Brothers, Ltd.....................................      7,852      20,976       0.0%
    Kirloskar Oil Engines, Ltd..................................    293,581   1,214,722       0.0%
    Kolte-Patil Developers, Ltd.................................    276,886     740,527       0.0%
    Kotak Mahindra Bank, Ltd....................................    385,119   4,037,106       0.0%
    KPIT Technologies, Ltd......................................    729,451   1,525,356       0.0%
    KRBL, Ltd...................................................    651,273   2,074,839       0.0%
    L&T Finance Holdings, Ltd...................................  1,956,195   1,987,105       0.0%
    Lakshmi Machine Works, Ltd..................................      3,327     182,713       0.0%
    Lakshmi Vilas Bank, Ltd. (The)..............................     12,099      15,798       0.0%
    Larsen & Toubro, Ltd........................................    525,748  11,308,084       0.1%
    LIC Housing Finance, Ltd....................................    885,250   6,463,892       0.1%
    Maharashtra Seamless, Ltd...................................     95,955     230,765       0.0%
    Mahindra & Mahindra Financial Services, Ltd.................    522,404   1,810,495       0.0%
    Mahindra & Mahindra, Ltd....................................    850,404  15,318,803       0.1%
    Mahindra Holidays & Resorts India, Ltd......................     27,439     163,227       0.0%
    Mahindra Lifespace Developers, Ltd..........................    179,274   1,392,499       0.0%
    Manappuram Finance, Ltd.....................................    341,167     124,823       0.0%
    MAX India, Ltd..............................................     30,211     243,145       0.0%
    McLeod Russel India, Ltd....................................    891,477   2,342,354       0.0%
    Mercator, Ltd...............................................     40,042      14,773       0.0%
    Merck, Ltd..................................................     63,331     747,740       0.0%
    Metalyst Forgings, Ltd......................................     21,704      19,000       0.0%
    MOIL, Ltd...................................................      4,675      15,203       0.0%
    Motilal Oswal Financial Services, Ltd.......................      4,955      24,988       0.0%
    Mphasis, Ltd................................................    320,926   2,314,268       0.0%
    MRF, Ltd....................................................     12,337   7,494,585       0.1%
    Muthoot Finance, Ltd........................................     94,686     262,068       0.0%
    National Aluminium Co., Ltd.................................  4,337,562   2,552,772       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
INDIA -- (Continued)
    Nava Bharat Ventures, Ltd...................................     68,819 $    160,205       0.0%
    NCC, Ltd....................................................  7,555,787    9,281,376       0.1%
    NIIT Technologies, Ltd......................................    635,694    5,488,961       0.1%
*   NIIT, Ltd...................................................    195,137      279,491       0.0%
    Nilkamal, Ltd...............................................     44,613      683,703       0.0%
*   Nirvikara Paper Mills, Ltd..................................      3,846        3,181       0.0%
    Oberoi Realty, Ltd..........................................    537,394    2,328,801       0.0%
    OCL India, Ltd..............................................    101,606      785,390       0.0%
    OMAXE, Ltd..................................................    684,458    1,411,007       0.0%
    Orient Cement, Ltd..........................................    582,488    1,442,733       0.0%
    Oriental Bank of Commerce...................................    975,550    2,003,232       0.0%
*   Parsvnath Developers, Ltd...................................  1,080,235      292,657       0.0%
    PC Jeweller, Ltd............................................    563,817    3,826,992       0.0%
    Peninsula Land, Ltd.........................................     31,142       11,170       0.0%
    Persistent Systems, Ltd.....................................      5,358       52,914       0.0%
    Petronet LNG, Ltd...........................................  1,646,006    4,890,300       0.1%
*   Pipavav Defence & Offshore Engineering Co., Ltd.............     22,287       19,489       0.0%
    Piramal Enterprises, Ltd....................................    729,407   10,487,017       0.1%
*   Plethico Pharmaceuticals, Ltd...............................     21,145        6,870       0.0%
    Polaris Consulting & Services, Ltd..........................  1,501,683    4,397,427       0.0%
    Power Finance Corp., Ltd....................................    940,106    3,432,327       0.0%
    Praj Industries, Ltd........................................  1,329,809    1,760,384       0.0%
    Prestige Estates Projects, Ltd..............................    109,349      338,020       0.0%
*   Prism Cement, Ltd...........................................    241,691      342,567       0.0%
    PTC India Financial Services, Ltd...........................  3,615,077    2,617,292       0.0%
    PTC India, Ltd..............................................  4,473,081    4,432,722       0.0%
*   Punj Lloyd, Ltd.............................................  1,476,964      576,464       0.0%
    Puravankara Projects, Ltd...................................    460,912      444,781       0.0%
    Radico Khaitan, Ltd.........................................    723,342    1,124,823       0.0%
    Rain Industries, Ltd........................................  2,031,357    1,144,407       0.0%
    Rajesh Exports, Ltd.........................................    287,502    2,816,858       0.0%
    Ramco Cements, Ltd. (The)...................................    446,649    2,513,869       0.0%
    Ratnamani Metals & Tubes, Ltd...............................      3,941       38,713       0.0%
*   RattanIndia Infrastructure, Ltd.............................  3,151,126      144,082       0.0%
    Raymond, Ltd................................................    700,761    4,481,083       0.0%
    Redington India, Ltd........................................  1,532,902    2,756,135       0.0%
*   REI Agro, Ltd...............................................  3,470,846       26,841       0.0%
    Reliance Capital, Ltd.......................................  1,364,720    8,762,775       0.1%
*   Reliance Communications, Ltd................................ 11,555,543   13,186,444       0.1%
    Reliance Industries, Ltd.................................... 20,856,155  301,676,785       2.0%
    Reliance Industries, Ltd. GDR...............................     96,093    2,753,415       0.0%
*   Reliance Power, Ltd.........................................  8,995,421    6,910,603       0.1%
    Rolta India, Ltd............................................  1,971,509    2,972,196       0.0%
    Ruchi Soya Industries, Ltd..................................  2,042,966      988,118       0.0%
    Rural Electrification Corp., Ltd............................  3,529,774   13,494,107       0.1%
    Sanghvi Movers, Ltd.........................................     35,914      180,955       0.0%
*   Shipping Corp. of India, Ltd................................  2,871,728    3,444,077       0.0%
    Shriram City Union Finance, Ltd.............................      1,795       50,345       0.0%
    Shriram Transport Finance Co., Ltd..........................    191,226    2,762,718       0.0%
    Simplex Infrastructures, Ltd................................     49,926      252,160       0.0%
    Sintex Industries, Ltd......................................  7,353,212   11,317,859       0.1%
    Sobha, Ltd..................................................    821,293    4,090,047       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
INDIA -- (Continued)
    Sonata Software, Ltd........................................    152,745 $      364,067       0.0%
    South Indian Bank, Ltd. (The)...............................  9,732,338      3,055,094       0.0%
    SREI Infrastructure Finance, Ltd............................  1,671,795      1,145,994       0.0%
    SRF, Ltd....................................................    443,911      8,978,758       0.1%
    State Bank of Bikaner & Jaipur..............................     48,504        388,528       0.0%
    State Bank of India......................................... 19,322,648     69,888,011       0.5%
    Sterlite Technologies, Ltd..................................  2,891,080      4,132,075       0.0%
    Styrolution ABS India, Ltd..................................     29,326        355,377       0.0%
    Sun TV Network, Ltd.........................................    345,352      2,088,996       0.0%
    Sundram Fasteners, Ltd......................................     37,667         95,834       0.0%
    Sunteck Realty, Ltd.........................................     14,643         50,149       0.0%
    Syndicate Bank..............................................  2,749,503      3,954,805       0.0%
    TAKE Solutions, Ltd.........................................    153,789        413,129       0.0%
    Tamil Nadu Newsprint & Papers, Ltd..........................    222,603        697,422       0.0%
    Tata Chemicals, Ltd.........................................  1,650,277     10,303,613       0.1%
    Tata Global Beverages, Ltd..................................  6,337,901     13,007,300       0.1%
*   Tata Motors, Ltd............................................ 10,219,832     60,331,831       0.4%
*   Tata Motors, Ltd. Sponsored ADR.............................    172,249      5,093,403       0.1%
    Tata Steel, Ltd.............................................  7,652,900     28,749,840       0.2%
    Tech Mahindra, Ltd..........................................     55,659        457,611       0.0%
    Techno Electric & Engineering Co., Ltd......................     25,024        184,832       0.0%
*   Teledata Marine Solutions, Ltd..............................    267,258             --       0.0%
    Tide Water Oil Co India, Ltd................................        293         79,077       0.0%
    Time Technoplast, Ltd.......................................  1,050,729        898,511       0.0%
    Transport Corp. of India, Ltd...............................     33,474        143,750       0.0%
    Tree House Education and Accessories, Ltd...................     12,211         50,739       0.0%
    Tube Investments of India, Ltd..............................    564,142      3,409,333       0.0%
*   TV18 Broadcast, Ltd.........................................  6,105,867      2,991,211       0.0%
    UCO Bank....................................................  4,680,494      3,638,978       0.0%
    Uflex, Ltd..................................................    400,819      1,094,245       0.0%
    Unichem Laboratories, Ltd...................................    329,189      1,411,094       0.0%
    Union Bank of India.........................................  1,702,873      4,049,992       0.0%
*   Unitech, Ltd................................................ 37,045,083      4,291,042       0.0%
    UPL, Ltd....................................................  4,667,644     32,683,945       0.2%
*   Usha Martin, Ltd............................................  1,212,536        301,066       0.0%
    VA Tech Wabag, Ltd..........................................      2,562         24,801       0.0%
    Vardhman Textiles, Ltd......................................    271,306      3,022,744       0.0%
    Vedanta, Ltd................................................ 18,097,080     27,407,720       0.2%
    Vedanta, Ltd. ADR...........................................  1,688,607     10,097,872       0.1%
    Videocon Industries, Ltd....................................    769,833      1,577,177       0.0%
    Vijaya Bank.................................................  2,612,664      1,463,260       0.0%
    Welspun Corp., Ltd..........................................  2,101,376      3,251,294       0.0%
*   Welspun Enterprises, Ltd....................................    940,128        758,737       0.0%
    Welspun India, Ltd..........................................    127,227      1,391,368       0.0%
    Wipro, Ltd..................................................    870,841      7,581,863       0.1%
    Wockhardt, Ltd..............................................    470,831     10,784,942       0.1%
    Yes Bank, Ltd...............................................    771,915      8,891,279       0.1%
    Zensar Technologies, Ltd....................................    130,297      1,910,626       0.0%
    Zuari Agro Chemicals, Ltd...................................     46,325        112,933       0.0%
                                                                            --------------      ----
TOTAL INDIA.....................................................             1,698,004,700      11.3%
                                                                            --------------      ----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
INDONESIA -- (2.4%)
    Adaro Energy Tbk PT......................................... 315,794,600 $13,651,243       0.1%
    Adhi Karya Persero Tbk PT...................................   6,888,554   1,117,213       0.0%
*   Agung Podomoro Land Tbk PT.................................. 136,713,200   2,750,400       0.0%
    Alam Sutera Realty Tbk PT................................... 269,373,800   7,614,395       0.1%
*   Aneka Tambang Persero Tbk PT................................ 205,720,277   5,659,190       0.1%
    Asahimas Flat Glass Tbk PT..................................   5,152,300   2,534,907       0.0%
    Astra Agro Lestari Tbk PT...................................     121,300     175,724       0.0%
    Astra Graphia Tbk PT........................................     436,900      54,033       0.0%
    Astra International Tbk PT..................................   1,038,200     446,300       0.0%
*   Bakrie and Brothers Tbk PT.................................. 608,630,150   2,223,306       0.0%
*   Bakrie Sumatera Plantations Tbk PT.......................... 111,492,900     407,280       0.0%
*   Bakrie Telecom Tbk PT....................................... 252,426,500     922,106       0.0%
*   Bakrieland Development Tbk PT............................... 344,524,546   1,258,537       0.0%
    Bank Bukopin Tbk............................................  62,091,433   3,171,864       0.0%
    Bank Danamon Indonesia Tbk PT...............................  35,901,754   7,217,953       0.1%
    Bank Mandiri Persero Tbk PT.................................  75,077,931  47,514,566       0.3%
    Bank Negara Indonesia Persero Tbk PT........................ 103,022,941  35,614,410       0.3%
*   Bank Pan Indonesia Tbk PT................................... 143,727,401   9,734,738       0.1%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT........  32,631,700   1,800,598       0.0%
    Bank Permata Tbk PT.........................................     220,272      17,685       0.0%
    Bank Tabungan Negara Persero Tbk PT.........................  70,996,627   6,126,194       0.1%
*   Barito Pacific Tbk PT.......................................  13,388,400     128,525       0.0%
    Bekasi Fajar Industrial Estate Tbk PT.......................   3,589,900      99,596       0.0%
    Benakat Integra Tbk PT...................................... 142,047,100     744,521       0.0%
*   Berlian Laju Tanker Tbk PT.................................. 128,161,466          --       0.0%
    BISI International Tbk PT...................................  15,197,800   1,327,784       0.0%
*   Budi Starch & Sweetener Tbk PT..............................   9,186,900      46,907       0.0%
*   Bumi Resources Tbk PT.......................................  86,715,500     316,528       0.0%
    Bumi Serpong Damai Tbk PT...................................  75,641,600   8,900,133       0.1%
*   Central Proteina Prima Tbk PT...............................  32,309,300     117,915       0.0%
    Charoen Pokphand Indonesia Tbk PT...........................  28,481,730   5,177,994       0.1%
    Ciputra Development Tbk PT.................................. 140,859,316  11,115,186       0.1%
    Ciputra Property Tbk PT.....................................  45,377,089   1,537,567       0.0%
    Ciputra Surya Tbk PT........................................  17,499,148   2,888,687       0.0%
*   Clipan Finance Indonesia Tbk PT.............................   2,995,500      59,127       0.0%
*   Darma Henwa Tbk PT.......................................... 191,433,942     699,302       0.0%
*   Davomas Abadi Tbk PT........................................  54,906,800          --       0.0%
*   Delta Dunia Makmur Tbk PT...................................  27,426,400     131,532       0.0%
    Eagle High Plantations Tbk PT...............................  34,381,800     589,034       0.0%
    Elnusa Tbk PT...............................................  88,282,400   2,212,143       0.0%
*   Energi Mega Persada Tbk PT.................................. 565,293,878   2,060,827       0.0%
    Erajaya Swasembada Tbk PT...................................  28,440,800   1,324,249       0.0%
*   Ever Shine Textile Tbk PT...................................  19,342,215     282,626       0.0%
*   Exploitasi Energi Indonesia Tbk PT..........................     744,100       2,720       0.0%
*   Express Transindo Utama Tbk PT..............................   8,132,300     135,499       0.0%
    Gajah Tunggal Tbk PT........................................  36,605,200   1,573,327       0.0%
*   Garuda Indonesia Persero Tbk PT.............................  34,928,481     814,660       0.0%
    Global Mediacom Tbk PT......................................  99,583,300   6,307,075       0.1%
*   Great River International Tbk PT............................   1,788,000          --       0.0%
    Gudang Garam Tbk PT.........................................   1,582,200   4,952,536       0.0%
*   Harum Energy Tbk PT.........................................  17,264,100   1,064,923       0.0%
    Hexindo Adiperkasa Tbk PT...................................   1,362,044     172,413       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
INDONESIA -- (Continued)
    Holcim Indonesia Tbk PT.....................................  26,030,300 $ 1,989,918       0.0%
    Indah Kiat Pulp & Paper Corp. Tbk PT........................  39,421,700   2,373,703       0.0%
*   Indika Energy Tbk PT........................................  24,046,900     319,051       0.0%
    Indo Tambangraya Megah Tbk PT...............................   2,610,300   1,609,155       0.0%
*   Indo-Rama Synthetics Tbk PT.................................      41,500       2,425       0.0%
    Indofood Sukses Makmur Tbk PT...............................  77,171,200  31,023,540       0.2%
    Intiland Development Tbk PT................................. 120,778,100   4,442,229       0.0%
*   Japfa Comfeed Indonesia Tbk PT..............................  33,002,450   1,058,029       0.0%
    Jaya Real Property Tbk PT................................... 121,512,300   7,221,483       0.1%
    Kawasan Industri Jababeka Tbk PT............................ 340,192,075   5,025,860       0.0%
*   Lippo Cikarang Tbk PT.......................................     971,000     565,735       0.0%
    Lippo Karawaci Tbk PT....................................... 323,700,849  28,093,847       0.2%
    Malindo Feedmill Tbk PT.....................................     226,700      18,437       0.0%
    Matahari Putra Prima Tbk PT.................................  11,313,500   1,851,425       0.0%
    Mayora Indah Tbk PT.........................................   3,381,300   6,743,728       0.1%
    Medco Energi Internasional Tbk PT...........................  28,190,400   2,208,780       0.0%
    Metrodata Electronics Tbk PT................................   1,496,674      73,166       0.0%
    Mitra Pinasthika Mustika Tbk PT.............................   1,984,700      76,517       0.0%
    MNC Investama Tbk PT........................................ 319,745,100   4,874,609       0.0%
    Modernland Realty Tbk PT....................................  84,004,600   3,001,568       0.0%
    Multipolar Tbk PT...........................................  63,216,500   1,509,027       0.0%
*   Nusantara Infrastructure Tbk PT............................. 178,751,900   1,551,474       0.0%
    Pabrik Kertas Tjiwi Kimia Tbk PT............................     929,000      33,015       0.0%
    Pan Brothers Tbk PT.........................................  43,368,650   1,678,302       0.0%
*   Panin Financial Tbk PT...................................... 172,344,300   2,750,943       0.0%
*   Paninvest Tbk PT............................................  30,871,000   1,339,475       0.0%
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT.......  74,027,384   8,346,661       0.1%
    Petrosea Tbk PT.............................................     370,200       8,580       0.0%
    Ramayana Lestari Sentosa Tbk PT.............................  55,749,100   2,562,060       0.0%
    Salim Ivomas Pratama Tbk PT.................................  42,613,900   1,439,681       0.0%
    Sampoerna Agro PT...........................................  11,862,941   1,009,522       0.0%
    Samudera Indonesia Tbk PT...................................       6,100       2,365       0.0%
    Selamat Sempurna Tbk PT.....................................  11,249,500   4,031,779       0.0%
    Semen Baturaja Persero Tbk PT...............................  18,499,500     399,097       0.0%
    Semen Indonesia Persero Tbk PT..............................     474,700     337,603       0.0%
    Sentul City Tbk PT..........................................  80,474,100     433,325       0.0%
*   Sigmagold Inti Perkasa Tbk PT...............................  28,878,900     938,784       0.0%
    Sinar Mas Agro Resources & Technology Tbk PT................   7,806,900   2,677,066       0.0%
    Sinar Mas Multiartha Tbk PT.................................       2,000         745       0.0%
    Sri Rejeki Isman Tbk PT..................................... 145,810,100   4,026,746       0.0%
*   Surya Dumai Industri Tbk....................................   5,145,000          --       0.0%
    Surya Semesta Internusa Tbk PT..............................  62,216,200   2,917,703       0.0%
    Surya Toto Indonesia Tbk PT.................................     553,600     279,193       0.0%
*   Suryainti Permata Tbk PT....................................  17,378,000          --       0.0%
    Tambang Batubara Bukit Asam Persero Tbk PT..................      93,700      49,775       0.0%
    Tiga Pilar Sejahtera Food Tbk...............................  29,558,422   3,415,719       0.0%
    Timah Persero Tbk PT........................................  69,185,360   3,143,321       0.0%
    Trias Sentosa Tbk PT........................................     336,500       5,737       0.0%
*   Trimegah Securities Tbk PT..................................   7,903,000      31,182       0.0%
*   Truba Alam Manunggal Engineering PT......................... 129,244,500     132,195       0.0%
    Tunas Baru Lampung Tbk PT...................................  20,427,800     714,544       0.0%
    Tunas Ridean Tbk PT.........................................  42,848,500   1,707,973       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
INDONESIA -- (Continued)
*   Ultrajaya Milk Industry & Trading Co. Tbk PT................  8,688,600 $  2,536,059       0.0%
    Unggul Indah Cahaya Tbk PT..................................    319,635       37,534       0.0%
    United Tractors Tbk PT...................................... 18,922,100   24,895,564       0.2%
    Vale Indonesia Tbk PT....................................... 45,033,400    7,323,184       0.1%
*   Visi Media Asia Tbk PT...................................... 15,238,600      321,950       0.0%
*   Wintermar Offshore Marine Tbk PT............................  1,096,198       15,641       0.0%
*   XL Axiata Tbk PT............................................    962,700      217,924       0.0%
                                                                            ------------       ---
TOTAL INDONESIA.................................................             390,190,631       2.6%
                                                                            ------------       ---

ISRAEL -- (0.0%)
*   Knafaim Holdings, Ltd.......................................          1            3       0.0%
*   Liberty Properties, Ltd.....................................      2,467           --       0.0%
                                                                            ------------       ---
TOTAL ISRAEL....................................................                       3       0.0%
                                                                            ------------       ---

MALAYSIA -- (3.5%)
*   Adventa Bhd.................................................     62,000       13,989       0.0%
#   Affin Holdings Bhd.......................................... 12,176,650    6,769,531       0.1%
    Ahmad Zaki Resources Bhd....................................    164,200       24,474       0.0%
#   AirAsia BHD................................................. 28,932,300    9,935,874       0.1%
*   Alam Maritim Resources Bhd..................................  9,792,500    1,114,068       0.0%
#   Alliance Financial Group Bhd................................ 15,598,900   12,982,885       0.1%
    Allianz Malaysia Bhd........................................     28,800       71,614       0.0%
#   AMMB Holdings Bhd........................................... 23,747,862   26,323,084       0.2%
    Ann Joo Resources Bhd.......................................  2,973,600      518,125       0.0%
    APM Automotive Holdings Bhd.................................    745,300      711,129       0.0%
    Batu Kawan Bhd..............................................  2,084,450    8,489,131       0.1%
    Benalec Holdings Bhd........................................  9,553,500    1,285,544       0.0%
    Berjaya Assets Bhd..........................................    355,600       66,259       0.0%
#   Berjaya Corp. Bhd........................................... 50,123,380    4,831,212       0.1%
    Berjaya Land Bhd............................................ 13,220,000    2,148,742       0.0%
#   BIMB Holdings Bhd...........................................  3,233,707    3,086,737       0.0%
    Bina Darulaman Bhd..........................................    162,600       26,439       0.0%
    BLD Plantation Bhd..........................................      6,600       13,050       0.0%
#   Boustead Holdings Bhd.......................................  7,060,098    6,625,986       0.1%
    Boustead Plantations Bhd....................................  1,491,900      520,777       0.0%
#*  Bumi Armada Bhd............................................. 14,277,900    3,217,789       0.0%
#   Cahya Mata Sarawak Bhd......................................  4,072,200    5,020,686       0.1%
    Can-One Bhd.................................................    401,400      314,902       0.0%
#   CB Industrial Product Holding Bhd...........................  1,722,100      794,612       0.0%
    Chin Teck Plantations Bhd...................................    309,100      603,701       0.0%
#   CIMB Group Holdings Bhd.....................................  4,060,300    4,349,848       0.0%
#   Coastal Contracts Bhd.......................................  3,151,100    1,494,329       0.0%
    Crescendo Corp. Bhd.........................................    259,800      117,222       0.0%
    CSC Steel Holdings Bhd......................................  1,921,456      438,849       0.0%
*   Datuk Keramik Holdings Bhd..................................    127,000           --       0.0%
*   Daya Materials Bhd.......................................... 14,638,800      356,834       0.0%
    DRB-Hicom Bhd............................................... 19,767,100    6,160,806       0.1%
#   Eastern & Oriental Bhd...................................... 14,398,302    5,323,440       0.1%
*   ECM Libra Financial Group Bhd...............................  2,217,050      711,584       0.0%
*   Evergreen Fibreboard Bhd....................................  2,336,326    1,200,342       0.0%
    FAR East Holdings Bhd.......................................    403,800      707,021       0.0%
#   Felda Global Ventures Holdings Bhd..........................  1,491,700      616,558       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
MALAYSIA -- (Continued)
*   Fountain View Development Bhd...............................  2,573,200 $        --       0.0%
#   Genting Bhd................................................. 13,504,300  23,278,421       0.2%
#   Genting Malaysia Bhd........................................ 35,450,100  35,451,379       0.3%
*   Global Oriental Bhd.........................................  1,283,100     175,720       0.0%
    Glomac Bhd..................................................  7,308,200   1,548,678       0.0%
    Goldis Bhd..................................................  3,223,995   1,711,868       0.0%
    GuocoLand Malaysia Bhd......................................  2,804,100     886,675       0.0%
#   HAP Seng Consolidated Bhd................................... 11,142,100  15,674,559       0.1%
    Hap Seng Plantations Holdings Bhd...........................  3,801,700   2,121,605       0.0%
    Hiap Teck Venture Bhd.......................................  1,476,900     101,222       0.0%
#   Hong Leong Financial Group Bhd..............................  2,527,251   8,307,212       0.1%
    Hong Leong Industries Bhd...................................  1,184,200   1,725,661       0.0%
    Hua Yang Bhd................................................  1,663,233     719,229       0.0%
#   Hume Industries Bhd.........................................    896,084     725,449       0.0%
    Hwang Capital Malaysia Bhd..................................     57,100      28,037       0.0%
    I Bhd.......................................................     84,900      10,652       0.0%
#   IJM Corp. Bhd............................................... 61,263,018  47,307,428       0.3%
#   IJM Plantations Bhd.........................................    201,100     163,840       0.0%
#   Insas Bhd...................................................  6,052,400   1,122,960       0.0%
    IOI Properties Group Bhd....................................     44,500      20,877       0.0%
#*  Iris Corp. Bhd.............................................. 22,872,800   1,324,977       0.0%
*   Iskandar Waterfront City Bhd................................  1,432,000     262,515       0.0%
*   JAKS Resources Bhd..........................................  7,797,500   2,195,670       0.0%
#   Jaya Tiasa Holdings BHD.....................................  6,023,133   1,708,036       0.0%
#   JCY International Bhd....................................... 11,109,300   2,010,403       0.0%
    K&N Kenanga Holdings Bhd....................................  2,020,487     276,986       0.0%
*   Karambunai Corp. Bhd........................................  5,630,100      71,216       0.0%
    Keck Seng Malaysia Bhd......................................  2,515,500   2,948,934       0.0%
*   Kian JOO CAN Factory Bhd....................................  4,777,380   3,546,374       0.0%
*   KIG Glass Industrial Bhd....................................    260,000          --       0.0%
    Kim Loong Resources Bhd.....................................    522,800     343,992       0.0%
    Kimlun Corp. Bhd............................................    815,300     249,846       0.0%
    KLCCP Stapled Group.........................................  2,478,700   4,046,728       0.0%
#*  KNM Group Bhd............................................... 33,131,690   4,071,751       0.0%
*   Kretam Holdings Bhd.........................................  4,212,000     435,620       0.0%
#   KSL Holdings BHD............................................  8,917,740   3,256,571       0.0%
*   KUB Malaysia Bhd............................................  2,879,500     220,312       0.0%
    Kulim Malaysia BHD..........................................  8,946,900   6,923,980       0.1%
    Kumpulan Fima Bhd...........................................  2,356,300     975,509       0.0%
    Kumpulan Perangsang Selangor Bhd............................  4,077,000   1,210,012       0.0%
    Kwantas Corp. Bhd...........................................    288,400     112,313       0.0%
    Land & General BHD.......................................... 15,263,600   1,487,878       0.0%
*   Landmarks Bhd...............................................  2,119,208     530,893       0.0%
    LBS Bina Group Bhd..........................................  3,482,400   1,157,948       0.0%
*   Lion Industries Corp. Bhd...................................  3,864,481     282,433       0.0%
    Magnum Bhd..................................................  5,285,900   3,307,204       0.0%
    Mah Sing Group Bhd.......................................... 12,771,262   3,918,810       0.0%
#   Malayan Banking Bhd.........................................    222,470     426,492       0.0%
    Malayan Flour Mills Bhd.....................................  3,117,950     978,798       0.0%
#   Malaysia Airports Holdings Bhd..............................  4,338,654   5,340,991       0.1%
    Malaysia Building Society Bhd...............................    230,100      86,641       0.0%
#*  Malaysia Marine and Heavy Engineering Holdings Bhd..........  2,865,600     732,296       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
MALAYSIA -- (Continued)
#   Malaysian Bulk Carriers Bhd.................................  4,604,925 $   964,094       0.0%
    Malaysian Pacific Industries Bhd............................  1,394,375   2,253,032       0.0%
#   Malaysian Resources Corp. Bhd............................... 17,410,300   5,126,474       0.1%
    Malton Bhd..................................................  4,462,500     809,030       0.0%
#   MBM Resources BHD...........................................  2,727,403   1,771,611       0.0%
#   Media Prima Bhd.............................................  5,620,300   1,819,929       0.0%
    Mega First Corp. Bhd........................................  1,381,900     810,218       0.0%
#   MISC Bhd.................................................... 16,458,804  34,534,122       0.2%
    MK Land Holdings Bhd........................................  8,806,900     808,699       0.0%
    MKH Bhd.....................................................  3,021,870   1,636,606       0.0%
    MMC Corp. Bhd............................................... 16,013,580   8,313,743       0.1%
    MNRB Holdings Bhd...........................................  1,702,600   1,357,771       0.0%
    Muda Holdings Bhd...........................................     34,400      11,126       0.0%
#*  Mudajaya Group Bhd..........................................  4,318,700   1,244,148       0.0%
    Muhibbah Engineering M Bhd..................................  3,866,300   1,985,415       0.0%
*   Mulpha International Bhd.................................... 23,959,000   1,699,500       0.0%
#   Naim Holdings Bhd...........................................  2,895,200   1,507,665       0.0%
    NCB Holdings Bhd............................................  1,338,500   1,332,690       0.0%
    Negri Sembilan Oil Palms Bhd................................    166,800     165,567       0.0%
    Oriental Holdings Bhd.......................................  3,638,979   5,940,192       0.1%
    OSK Holdings Bhd............................................  7,175,471   2,802,474       0.0%
    Pacific & Orient Bhd........................................    334,330     105,698       0.0%
    Panasonic Manufacturing Malaysia Bhd........................    382,080   1,939,823       0.0%
    Pantech Group Holdings Bhd..................................  3,600,751     531,169       0.0%
*   Paracorp Bhd................................................    252,000          --       0.0%
    Paramount Corp. Bhd.........................................  1,660,525     636,421       0.0%
#*  Parkson Holdings Bhd........................................  7,928,676   1,971,703       0.0%
*   Perisai Petroleum Teknologi Bhd.............................    394,200      29,570       0.0%
    Pie Industrial Bhd..........................................    388,320     676,207       0.0%
#   Pos Malaysia Bhd............................................    559,617     504,808       0.0%
#   PPB Group Bhd...............................................  8,245,766  29,604,630       0.2%
    Press Metal Bhd.............................................  6,455,362   3,490,773       0.0%
*   Prime Utilities Bhd.........................................     39,000          --       0.0%
    Protasco Bhd................................................  3,481,200   1,364,452       0.0%
    RCE Capital Bhd.............................................  3,918,000     250,134       0.0%
#   RHB Capital Bhd............................................. 11,296,846  16,020,308       0.1%
*   Rimbunan Sawit Bhd..........................................  6,486,500     784,252       0.0%
#   Salcon Bhd..................................................    794,800     116,175       0.0%
#   Sapurakencana Petroleum Bhd................................. 13,566,100   6,649,637       0.1%
#   Sarawak Oil Palms Bhd.......................................    455,720     513,283       0.0%
    Sarawak Plantation Bhd......................................     83,900      36,908       0.0%
*   Scomi Energy Services Bhd...................................    352,300      23,647       0.0%
*   Scomi Group Bhd............................................. 27,277,800   1,202,636       0.0%
*   Seal, Inc. Bhd..............................................    104,600      12,415       0.0%
    Selangor Dredging Bhd.......................................  1,352,800     307,808       0.0%
    Selangor Properties Bhd.....................................     75,300      92,790       0.0%
    Shangri-La Hotels Malaysia Bhd..............................    734,700   1,041,943       0.0%
*   Shell Refining Co. Federation of Malaya Bhd.................    170,900     225,675       0.0%
    SHL Consolidated Bhd........................................    571,700     414,628       0.0%
#   SP Setia Bhd Group..........................................  4,770,526   3,662,538       0.0%
#   Star Media Group Bhd........................................  1,760,700     983,305       0.0%
#   Sunway Bhd.................................................. 14,164,326  10,208,720       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                PERCENTAGE
                                                                        SHARES     VALUE++    OF NET ASSETS**
                                                                      ---------- ------------ ---------------
MALAYSIA -- (Continued)
*   Sunway Construction Group Bhd....................................  1,381,822 $    418,002       0.0%
#   Supermax Corp. Bhd...............................................  7,574,500    3,962,208       0.0%
    Suria Capital Holdings Bhd.......................................    824,400      454,550       0.0%
    Symphony Life Bhd................................................  1,678,855      294,600       0.0%
#   Ta Ann Holdings Bhd..............................................  1,903,322    1,711,972       0.0%
    TA Enterprise Bhd................................................ 21,149,500    3,073,373       0.0%
    TA Global Bhd.................................................... 15,532,980    1,027,849       0.0%
    TAHPS Group Bhd..................................................     27,000       42,754       0.0%
*   Talam Transform Bhd..............................................  3,183,850       40,380       0.0%
#   Taliworks Corp. Bhd..............................................    130,800      112,017       0.0%
    TAN Chong Motor Holdings Bhd.....................................  4,711,900    2,734,207       0.0%
*   Tanjung Offshore Bhd.............................................  2,910,500      265,633       0.0%
    TDM Bhd.......................................................... 13,081,600    2,078,108       0.0%
#   TH Plantations Bhd...............................................    900,500      274,377       0.0%
#   Time dotCom Bhd..................................................  5,454,480    8,854,863       0.1%
    Tiong NAM Logistics Holdings.....................................    595,500      195,463       0.0%
#*  Tropicana Corp. Bhd..............................................  7,857,233    1,760,926       0.0%
#   UEM Edgenta Bhd..................................................  2,856,400    2,211,649       0.0%
#   UEM Sunrise Bhd.................................................. 15,034,745    4,368,125       0.0%
    UMW Holdings Bhd.................................................     75,700      144,351       0.0%
#   UMW Oil & Gas Corp. Bhd..........................................    662,200      186,240       0.0%
#   Unisem M Bhd.....................................................  9,894,800    5,474,416       0.1%
    United Malacca Bhd...............................................    960,500    1,354,825       0.0%
    United Plantations Bhd...........................................    393,300    2,423,668       0.0%
    United U-Li Corp. Bhd............................................    303,100      311,549       0.0%
#   UOA Development Bhd..............................................  6,296,500    3,089,697       0.0%
    VS Industry Bhd..................................................  7,136,065    2,575,138       0.0%
    Wah Seong Corp. Bhd..............................................  5,944,183    1,641,088       0.0%
#   WCT Holdings Bhd................................................. 15,161,220    4,830,970       0.0%
    Wing Tai Malaysia Bhd............................................  2,929,350      859,041       0.0%
    WTK Holdings Bhd.................................................  6,174,050    1,608,040       0.0%
#*  YNH Property Bhd.................................................  5,624,637    2,445,620       0.0%
#   YTL Corp. Bhd.................................................... 91,679,350   32,195,543       0.2%
*   YTL Land & Development Bhd.......................................  3,544,900      560,134       0.0%
                                                                                 ------------       ---
TOTAL MALAYSIA.......................................................             566,388,312       3.7%
                                                                                 ------------       ---

MEXICO -- (6.2%)
    Alfa S.A.B. de C.V. Class A...................................... 36,207,006   75,054,056       0.5%
    Alpek S.A.B. de C.V..............................................  3,441,992    4,969,882       0.0%
    Arca Continental S.A.B. de C.V...................................  2,461,537   15,723,448       0.1%
#*  Axtel S.A.B. de C.V.............................................. 12,013,941    5,185,884       0.0%
*   Bio Pappel S.A.B. de C.V.........................................    451,188      533,194       0.0%
#*  Cemex S.A.B. de C.V. Sponsored ADR............................... 13,933,905   87,922,941       0.6%
#*  Cia Minera Autlan S.A.B. de C.V. Series B........................  1,008,863      565,576       0.0%
    Coca-Cola Femsa S.A.B. de C.V. Series L..........................  1,100,131    8,439,901       0.1%
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.....................    114,206    8,757,316       0.1%
*   Consorcio ARA S.A.B. de C.V. Series *............................  9,994,442    3,733,288       0.0%
    Controladora Comercial Mexicana S.A.B. de C.V....................  6,297,582   18,422,499       0.1%
#*  Corp. Actinver S.A.B. de C.V.....................................    105,133       95,472       0.0%
#*  Corp. GEO S.A.B. de C.V. Series B................................  9,461,653          237       0.0%
*   Corp. Interamericana de Entretenimiento S.A.B. de C.V. Class B...  1,560,786    1,169,801       0.0%
    Credito Real S.A.B. de C.V. SOFOM ER.............................     36,023       85,054       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                    ---------- ------------ ---------------
MEXICO -- (Continued)
#*  Desarrolladora Homex S.A.B. de C.V.............................    301,147 $    144,942       0.0%
*   Dine S.A.B. de C.V.............................................  1,027,267      621,915       0.0%
    El Puerto de Liverpool S.A.B. de C.V. Series 1.................      8,486      125,355       0.0%
*   Empaques Ponderosa S.A. de C.V.................................     90,000           --       0.0%
#*  Empresas ICA S.A.B. de C.V.....................................  1,784,486      707,623       0.0%
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR......................    781,346    1,203,273       0.0%
    Fomento Economico Mexicano S.A.B. de C.V.......................    104,881    1,035,044       0.0%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR........  2,168,951  214,921,354       1.4%
#*  Genomma Lab Internacional S.A.B. de C.V. Class B...............     86,900       63,763       0.0%
    Gruma S.A.B. de C.V. Class B...................................  1,988,745   30,521,429       0.2%
#*  Grupo Aeromexico S.A.B. de C.V.................................  1,678,848    2,947,523       0.0%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.............    728,438    3,741,460       0.0%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR........     27,297    1,122,726       0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR............    523,094   47,638,170       0.3%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR.............    230,315   35,638,943       0.3%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B.........    915,443   14,186,823       0.1%
    Grupo Carso S.A.B. de C.V. Series A1...........................  9,151,581   40,954,901       0.3%
    Grupo Cementos de Chihuahua S.A.B. de C.V......................  2,786,917    7,929,936       0.1%
#   Grupo Comercial Chedraui S.A. de C.V...........................  2,228,152    6,145,770       0.1%
#   Grupo Elektra S.A.B. de C.V....................................    144,803    2,884,173       0.0%
*   Grupo Famsa S.A.B. de C.V. Class A.............................  2,828,859    2,226,396       0.0%
    Grupo Financiero Banorte S.A.B. de C.V......................... 21,258,812  113,811,570       0.8%
    Grupo Financiero Inbursa S.A.B. de C.V......................... 15,929,899   31,921,906       0.2%
#   Grupo Financiero Interacciones SA de C.V.......................    593,956    3,843,968       0.0%
#   Grupo Financiero Santander Mexico S.A.B. de C.V. Class B.......  2,550,559    4,686,427       0.0%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B ADR...  1,632,369   14,936,176       0.1%
*   Grupo Gigante S.A.B. de C.V. Series *..........................    471,076    1,090,720       0.0%
    Grupo Herdez S.A.B. de C.V. Series *...........................    501,271    1,393,246       0.0%
    Grupo Industrial Maseca S.A.B. de C.V. Class B.................  2,749,400    3,828,367       0.0%
    Grupo Industrial Saltillo S.A.B. de C.V........................  1,338,007    2,622,908       0.0%
#   Grupo KUO S.A.B. de C.V. Series B..............................  2,034,528    3,771,522       0.0%
    Grupo Mexico S.A.B. de C.V. Series B........................... 27,784,953   67,722,227       0.5%
#*  Grupo Pochteca S.A.B. de C.V...................................     67,810       50,905       0.0%
*   Grupo Posadas S.A.B. de C.V....................................    355,600      759,949       0.0%
*   Grupo Qumma SA de C.V. Series B................................      5,301           --       0.0%
#   Grupo Sanborns S.A.B. de C.V...................................  1,081,203    1,898,248       0.0%
#*  Grupo Simec S.A.B. de C.V. Series B............................  1,200,075    3,289,748       0.0%
#*  Grupo Sports World S.A.B. de C.V...............................    265,448      324,462       0.0%
    Industrias Bachoco S.A.B. de C.V. ADR..........................     39,083    2,138,622       0.0%
    Industrias Bachoco S.A.B. de C.V. Series B.....................  1,658,920    7,550,497       0.1%
#*  Industrias CH S.A.B. de C.V. Series B..........................  2,569,185    9,324,646       0.1%
#   Industrias Penoles S.A.B. de C.V...............................    164,784    2,182,881       0.0%
    Medica Sur S.A.B. de C.V. Series B.............................      1,000        3,027       0.0%
    Megacable Holdings S.A.B. de C.V...............................    171,766      654,607       0.0%
    Mexichem S.A.B. de C.V.........................................  6,194,328   16,114,148       0.1%
#*  Minera Frisco S.A.B. de C.V....................................  7,179,830    3,803,383       0.0%
*   OHL Mexico S.A.B. de C.V.......................................  9,459,840   12,502,168       0.1%
#   Organizacion Cultiba S.A.B. de C.V.............................    125,584      167,569       0.0%
#*  Organizacion Soriana S.A.B. de C.V. Class B.................... 14,788,064   35,524,730       0.3%
#*  Qualitas Controladora S.A.B. de C.V............................  1,652,078    2,059,371       0.0%
    Rassini S.A.B. de C.V..........................................     10,800       42,303       0.0%
*   Savia SA Class A...............................................  3,457,285           --       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
MEXICO -- (Continued)
#   TV Azteca S.A.B. de C.V.....................................   9,227,816 $  1,480,446       0.0%
#*  Urbi Desarrollos Urbanos S.A.B. de C.V......................   9,102,158          683       0.0%
    Vitro S.A.B. de C.V. Series A...............................   1,544,127    4,486,230       0.0%
                                                                             ------------       ---
TOTAL MEXICO....................................................              999,407,728       6.6%
                                                                             ------------       ---

PHILIPPINES -- (1.2%)
    A Soriano Corp..............................................  17,792,400    2,475,735       0.0%
    ACR Mining Corp.............................................     105,455       30,238       0.0%
    Alliance Global Group, Inc..................................  25,980,306   10,083,893       0.1%
    Alsons Consolidated Resources, Inc..........................  21,091,000      710,731       0.0%
*   Atlas Consolidated Mining & Development Corp................   5,351,500      644,140       0.0%
    BDO Unibank, Inc............................................  10,788,115   23,384,788       0.2%
    Cebu Air, Inc...............................................   1,751,400    3,335,968       0.0%
    Cebu Holdings, Inc..........................................   2,280,150      247,211       0.0%
    Century Properties Group, Inc...............................  28,957,400      376,851       0.0%
    China Banking Corp..........................................     431,825      368,627       0.0%
    Cosco Capital, Inc..........................................   5,830,900      925,746       0.0%
    EEI Corp....................................................   1,150,300      184,568       0.0%
*   Empire East Land Holdings, Inc..............................  24,178,000      464,785       0.0%
*   Export & Industry Bank, Inc. Class A........................      14,950           --       0.0%
    Filinvest Development Corp..................................     142,800       11,893       0.0%
    Filinvest Land, Inc......................................... 202,093,031    7,504,510       0.1%
    First Philippine Holdings Corp..............................   4,628,330    6,979,215       0.1%
*   Fwbc Holdings, Inc..........................................   5,471,786           --       0.0%
    Integrated Micro-Electronics, Inc...........................     248,900       31,534       0.0%
    JG Summit Holdings, Inc.....................................   8,059,270   12,254,843       0.1%
    Lopez Holdings Corp.........................................  34,691,900    5,025,242       0.0%
    LT Group, Inc...............................................  10,610,600    2,828,667       0.0%
    Megaworld Corp.............................................. 180,919,000   18,088,032       0.1%
    Metropolitan Bank & Trust Co................................   8,551,960   15,512,798       0.1%
*   Mondragon International Philippines, Inc....................   2,464,000           --       0.0%
    Pepsi-Cola Products Philippines, Inc........................     709,000       63,586       0.0%
    Petron Corp.................................................  10,859,700    1,875,294       0.0%
*   Philippine National Bank....................................   4,909,303    5,550,826       0.0%
*   Philippine National Construction Corp.......................     398,900        7,830       0.0%
    Philippine Savings Bank.....................................   1,232,313    2,735,513       0.0%
*   Philippine Townships, Inc...................................     226,200           --       0.0%
*   Philtown Properties, Inc....................................       6,701           --       0.0%
    Phinma Corp.................................................   1,322,798      325,762       0.0%
    Phoenix Petroleum Philippines, Inc..........................     507,600       39,838       0.0%
    RFM Corp....................................................     955,000       83,785       0.0%
    Rizal Commercial Banking Corp...............................   4,672,648    3,094,106       0.0%
    Robinsons Land Corp.........................................  30,204,350   19,724,848       0.1%
    San Miguel Corp.............................................   6,547,556    6,706,599       0.1%
    San Miguel Pure Foods Co., Inc..............................      63,140      185,555       0.0%
    Security Bank Corp..........................................   1,514,674    4,585,314       0.0%
*   Top Frontier Investment Holdings, Inc.......................     628,532    1,414,772       0.0%
    Trans-Asia Oil & Energy Development Corp....................  26,631,000    1,246,793       0.0%
    Travellers International Hotel Group, Inc...................     885,200       86,838       0.0%
    Union Bank of the Philippines...............................   4,413,349    5,380,271       0.0%
    Universal Robina Corp.......................................   6,202,655   26,551,372       0.2%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
PHILIPPINES -- (Continued)
    Vista Land & Lifescapes, Inc................................ 72,605,268 $  8,620,820       0.1%
                                                                            ------------       ---
TOTAL PHILIPPINES...............................................             199,749,737       1.3%
                                                                            ------------       ---

POLAND -- (1.9%)
*   Agora SA....................................................    573,427    1,716,804       0.0%
    Asseco Poland SA............................................  1,339,607   19,773,525       0.1%
#*  Bank Millennium SA..........................................  4,321,453    6,843,609       0.1%
*   Ciech SA....................................................    527,468   10,201,996       0.1%
*   ComArch SA..................................................      2,787       85,391       0.0%
    Dom Development SA..........................................     17,406      235,004       0.0%
    Enea SA.....................................................  2,429,446    8,057,024       0.1%
    Firma Oponiarska Debica SA..................................    101,524    2,309,383       0.0%
#*  Getin Holding SA............................................  2,977,249    1,232,077       0.0%
#*  Getin Noble Bank SA.........................................  3,232,348      668,886       0.0%
*   Grupa Azoty SA..............................................    171,090    4,069,860       0.0%
    Grupa Kety SA...............................................    110,368    7,934,705       0.1%
*   Grupa Lotos SA..............................................  1,735,019   12,778,748       0.1%
*   Hawe SA.....................................................    379,750       86,340       0.0%
*   Impexmetal SA...............................................  5,353,386    3,722,753       0.0%
#*  Jastrzebska Spolka Weglowa SA...............................    252,276      862,953       0.0%
    Kernel Holding SA...........................................    396,351    5,348,405       0.0%
    KGHM Polska Miedz SA........................................  2,445,575   56,776,719       0.4%
    Kopex SA....................................................    514,027      795,377       0.0%
*   LC Corp. SA.................................................  1,199,107      613,067       0.0%
    Lentex SA...................................................     15,056       36,445       0.0%
#   Lubelski Wegiel Bogdanka SA.................................     10,882      115,997       0.0%
    Netia SA....................................................  4,449,611    6,362,704       0.0%
    Orbis SA....................................................    536,574    8,188,511       0.1%
    Pelion SA...................................................     10,134      159,848       0.0%
    PGE Polska Grupa Energetyczna SA............................ 14,763,329   54,952,558       0.4%
*   Polski Koncern Miesny Duda SA...............................     56,943       90,107       0.0%
#   Polski Koncern Naftowy Orlen SA.............................  4,821,675   78,224,224       0.5%
*   Powszechna Kasa Oszczednosci Bank Polski SA.................     79,916      591,861       0.0%
*   Sygnity SA..................................................    194,766      519,785       0.0%
    Synthos SA..................................................  2,933,413    2,798,128       0.0%
    Tauron Polska Energia SA.................................... 18,743,009   14,695,007       0.1%
#*  Trakcja SA..................................................    703,232    1,844,735       0.0%
                                                                            ------------       ---
TOTAL POLAND....................................................             312,692,536       2.1%
                                                                            ------------       ---

RUSSIA -- (2.1%)
*   AFI Development P.L.C. GDR..................................     31,827        5,402       0.0%
    Gazprom PAO Sponsored ADR................................... 65,148,616  274,557,897       1.8%
    LUKOIL PJSC.................................................  1,154,896   41,952,321       0.2%
    Magnitogorsk Iron & Steel Works OJSC GDR....................  1,780,110    8,760,991       0.1%
*   Mechel Sponsored ADR........................................    427,180      431,452       0.0%
    RusHydro PJSC ADR...........................................  8,655,901    8,378,402       0.1%
                                                                            ------------       ---
TOTAL RUSSIA....................................................             334,086,465       2.2%
                                                                            ------------       ---

SOUTH AFRICA -- (7.8%)
    Adcorp Holdings, Ltd........................................    790,191    1,433,947       0.0%
    Aeci, Ltd...................................................  1,178,342    8,089,359       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
SOUTH AFRICA -- (Continued)
*   African Bank Investments, Ltd...............................  9,264,952 $    38,897       0.0%
    African Oxygen, Ltd.........................................     45,466      49,799       0.0%
#   African Rainbow Minerals, Ltd...............................  2,023,634   7,716,650       0.1%
    Allied Electronics Corp., Ltd...............................    515,636     255,781       0.0%
*   Anglo American Platinum, Ltd................................    496,723   8,688,012       0.1%
*   AngloGold Ashanti, Ltd......................................  1,780,604  15,024,580       0.1%
*   AngloGold Ashanti, Ltd. Sponsored ADR.......................  5,678,422  47,925,882       0.3%
#*  ArcelorMittal South Africa, Ltd.............................  2,390,579   1,421,485       0.0%
#*  Aveng, Ltd..................................................  8,076,763   1,979,415       0.0%
    Barclays Africa Group, Ltd..................................  5,869,836  75,226,902       0.5%
    Barloworld, Ltd.............................................  4,511,931  25,456,715       0.2%
    Bidvest Group, Ltd. (The)...................................      7,099     181,341       0.0%
    Blue Label Telecoms, Ltd....................................  4,872,620   4,089,446       0.0%
#*  Brait SE....................................................  1,733,347  19,847,468       0.1%
    Caxton and CTP Publishers and Printers, Ltd.................  3,124,128   4,060,895       0.0%
    Clover Industries, Ltd......................................  1,179,027   1,615,921       0.0%
*   Consolidated Infrastructure Group, Ltd......................    301,009     759,344       0.0%
*   Corpgro, Ltd................................................    579,166          --       0.0%
    DataTec, Ltd................................................  3,405,764  14,562,978       0.1%
    Distell Group, Ltd..........................................    155,945   2,004,794       0.0%
    Distribution and Warehousing Network, Ltd...................    250,120      79,374       0.0%
#   DRDGOLD, Ltd................................................  6,389,615   1,035,317       0.0%
    DRDGOLD, Ltd. Sponsored ADR.................................      6,429       9,901       0.0%
*   Eqstra Holdings, Ltd........................................  3,316,866     621,666       0.0%
*   Evraz Highveld Steel and Vanadium, Ltd......................    120,337      10,761       0.0%
#   Exxaro Resources, Ltd.......................................  1,696,492   7,021,264       0.1%
    Gold Fields, Ltd............................................  2,728,058   7,114,745       0.1%
    Gold Fields, Ltd. Sponsored ADR............................. 12,391,918  31,351,553       0.2%
    Grindrod, Ltd...............................................  8,073,302   8,714,941       0.1%
    Group Five, Ltd.............................................  1,599,349   2,540,508       0.0%
#*  Harmony Gold Mining Co., Ltd................................  1,648,314   1,154,933       0.0%
#*  Harmony Gold Mining Co., Ltd. Sponsored ADR.................    401,946     271,836       0.0%
    Holdsport, Ltd..............................................     15,928      72,410       0.0%
    Hudaco Industries, Ltd......................................    121,375     952,365       0.0%
#   Hulamin, Ltd................................................  1,774,040     854,969       0.0%
    Iliad Africa, Ltd...........................................    206,803     149,292       0.0%
    Illovo Sugar, Ltd...........................................  1,087,049   1,370,806       0.0%
*   Impala Platinum Holdings, Ltd...............................  7,208,593  19,659,014       0.1%
    Imperial Holdings, Ltd......................................  1,063,857  13,847,882       0.1%
    Investec, Ltd...............................................  4,366,901  36,127,730       0.2%
*   JCI, Ltd.................................................... 10,677,339          --       0.0%
    KAP Industrial Holdings, Ltd................................    669,290     355,351       0.0%
#   Kumba Iron Ore, Ltd.........................................    139,578     602,552       0.0%
#   Lewis Group, Ltd............................................  2,044,304   8,818,082       0.1%
    Liberty Holdings, Ltd.......................................  1,882,307  18,404,862       0.1%
    Mediclinic International, Ltd...............................    173,897   1,526,365       0.0%
    Merafe Resources, Ltd....................................... 21,926,669   1,140,250       0.0%
    Metair Investments, Ltd.....................................  1,174,004   2,599,548       0.0%
    MMI Holdings, Ltd........................................... 18,781,970  34,082,613       0.2%
    Mondi, Ltd..................................................  1,809,963  42,055,162       0.3%
    Mpact, Ltd..................................................  2,424,407   8,461,038       0.1%
    MTN Group, Ltd..............................................  1,594,114  18,148,367       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
SOUTH AFRICA -- (Continued)
#   Murray & Roberts Holdings, Ltd..............................  6,010,269 $    4,548,026       0.0%
    Mustek, Ltd.................................................     48,438         28,985       0.0%
    Nedbank Group, Ltd..........................................  3,612,203     60,045,689       0.4%
#*  Northam Platinum, Ltd.......................................  2,839,914      6,210,242       0.0%
    Omnia Holdings, Ltd.........................................    478,281      5,305,521       0.0%
    Peregrine Holdings, Ltd.....................................  1,700,309      3,781,638       0.0%
    Petmin, Ltd.................................................  1,417,358        136,803       0.0%
*   Pinnacle Holdings, Ltd......................................    581,382        502,998       0.0%
    PSG Group, Ltd..............................................    499,930      9,640,019       0.1%
    Raubex Group, Ltd...........................................  1,780,333      2,120,642       0.0%
    RCL Foods, Ltd..............................................     90,842        107,717       0.0%
    Reunert, Ltd................................................    391,588      1,904,049       0.0%
*   Royal Bafokeng Platinum, Ltd................................    478,372        965,557       0.0%
    Sanlam, Ltd................................................. 16,663,544     75,281,328       0.5%
*   Sappi, Ltd..................................................  9,689,574     38,234,134       0.3%
*   Sappi, Ltd. Sponsored ADR...................................    695,410      2,677,329       0.0%
    Sasol, Ltd..................................................  2,355,745     75,481,998       0.5%
    Sasol, Ltd. Sponsored ADR...................................  1,336,339     42,976,662       0.3%
    Sibanye Gold, Ltd...........................................  2,162,848      3,612,443       0.0%
#   Sibanye Gold, Ltd. Sponsored ADR............................  3,494,040     22,816,081       0.2%
    Standard Bank Group, Ltd.................................... 17,509,455    181,925,436       1.2%
*   Stefanutti Stocks Holdings, Ltd.............................    526,548        201,427       0.0%
#   Steinhoff International Holdings, Ltd....................... 27,223,846    166,431,274       1.1%
*   Super Group, Ltd............................................  4,180,693      9,820,299       0.1%
    Telkom SA SOC, Ltd..........................................  5,140,958     26,996,144       0.2%
    Tiso Blackstar Group SE.....................................     85,425         61,689       0.0%
    Tongaat Hulett, Ltd.........................................    973,716      8,312,172       0.1%
    Trencor, Ltd................................................  1,453,287      5,521,262       0.0%
    Wilson Bayly Holmes-Ovcon, Ltd..............................    325,529      3,041,191       0.0%
    Zeder Investments, Ltd......................................     55,552         31,697       0.0%
                                                                            --------------       ---
TOTAL SOUTH AFRICA..............................................             1,268,305,520       8.4%
                                                                            --------------       ---

SOUTH KOREA -- (14.6%)
    Aekyung Petrochemical Co., Ltd..............................      2,680        145,061       0.0%
#*  Agabang&Company.............................................     19,244        220,354       0.0%
#*  ALUKO Co., Ltd..............................................    245,213      1,378,093       0.0%
#*  Amotech Co., Ltd............................................     28,966        541,452       0.0%
#   Asia Cement Co., Ltd........................................      6,783        639,494       0.0%
#   ASIA Holdings Co., Ltd......................................     28,607      2,928,977       0.0%
#   Asia Paper Manufacturing Co., Ltd...........................     63,782      1,089,895       0.0%
    AtlasBX Co., Ltd............................................     10,957        347,605       0.0%
#*  AUK Corp....................................................    487,877      1,040,227       0.0%
*   BH Co., Ltd.................................................     10,493         54,534       0.0%
    BNK Financial Group, Inc....................................  2,237,320     27,393,301       0.2%
    Bookook Securities Co., Ltd.................................     28,655        431,238       0.0%
    BYC Co., Ltd................................................        752        262,682       0.0%
*   CammSys Corp................................................     13,509         24,565       0.0%
#*  Capro Corp..................................................     79,730        196,347       0.0%
#*  Celltrion Pharm, Inc........................................     10,662        129,954       0.0%
*   Chemtronics Co., Ltd........................................      2,389         14,387       0.0%
#*  China Great Star International, Ltd.........................    582,136      1,246,378       0.0%
#*  China Ocean Resources Co., Ltd..............................  1,088,323      4,265,463       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   Chosun Refractories Co., Ltd................................     9,716 $   802,933       0.0%
#   CJ Corp.....................................................    38,915   8,170,734       0.1%
#*  CJ Korea Express Co., Ltd...................................    35,696   6,092,957       0.1%
#   CKD Bio Corp................................................    17,576     303,275       0.0%
#*  Cosmochemical Co., Ltd......................................   115,498     558,795       0.0%
#   Dae Dong Industrial Co., Ltd................................   141,098   1,212,517       0.0%
#   Dae Han Flour Mills Co., Ltd................................    14,630   2,491,528       0.0%
#   Dae Won Kang Up Co., Ltd....................................   245,096   1,064,215       0.0%
#*  Dae Young Packaging Co., Ltd................................ 1,121,470   1,112,143       0.0%
#*  Dae-Il Corp.................................................   128,871     984,738       0.0%
#*  Daechang Co., Ltd...........................................   526,706     436,726       0.0%
    Daeduck Electronics Co......................................   115,484     742,908       0.0%
#   Daeduck GDS Co., Ltd........................................   291,353   2,475,939       0.0%
    Daegu Department Store......................................    71,060     884,003       0.0%
#   Daehan Steel Co., Ltd.......................................   181,186   1,530,451       0.0%
    Daekyo Co., Ltd.............................................   356,920   2,861,739       0.0%
#   Daelim Industrial Co., Ltd..................................   323,708  21,133,533       0.2%
#   Daesang Holdings Co., Ltd...................................    54,347   1,015,414       0.0%
#   Daesung Holdings Co., Ltd...................................    42,463     442,664       0.0%
    Daewon San Up Co., Ltd......................................     1,435       8,357       0.0%
#*  Daewoo Engineering & Construction Co., Ltd.................. 1,012,402   5,752,750       0.1%
#   Daewoo International Corp...................................    11,433     199,095       0.0%
#   Daewoo Securities Co., Ltd.................................. 1,140,470  11,004,075       0.1%
#   Daewoo Shipbuilding & Marine Engineering Co., Ltd........... 1,194,943   7,222,861       0.1%
    Daewoong Co., Ltd...........................................     2,604     145,061       0.0%
*   Dahaam E-Tec Co., Ltd.......................................     3,535      10,465       0.0%
#   Daishin Securities Co., Ltd.................................   604,449   5,535,122       0.1%
#   Daou Data Corp..............................................   138,807   2,379,158       0.0%
#   Daou Technology, Inc........................................   396,164   8,585,623       0.1%
#*  Dasan Networks, Inc.........................................   193,542   1,049,652       0.0%
    DGB Financial Group, Inc.................................... 1,624,766  15,071,204       0.1%
    Display Tech Co., Ltd.......................................    14,272      61,385       0.0%
    DK UIL Co., Ltd.............................................     8,787      83,683       0.0%
#   Dong Ah Tire & Rubber Co., Ltd..............................    89,616   1,963,361       0.0%
    Dong-Ah Geological Engineering Co., Ltd.....................    45,500     317,110       0.0%
#   Dong-Il Corp................................................    18,590   1,114,304       0.0%
#   Dongbang Transport Logistics Co., Ltd.......................   244,640     653,644       0.0%
#*  Dongbu HiTek Co., Ltd.......................................   300,944   3,197,622       0.0%
#   Dongbu Securities Co., Ltd..................................   412,339   1,462,132       0.0%
#*  Dongbu Steel Co., Ltd.......................................    81,663     398,481       0.0%
#   Dongil Industries Co., Ltd..................................    18,446     928,952       0.0%
#*  Dongkook Industrial Co., Ltd................................   298,412     659,688       0.0%
    Dongkuk Industries Co., Ltd.................................    55,506     177,217       0.0%
#*  Dongkuk Steel Mill Co., Ltd.................................   967,685   5,784,432       0.1%
#   Dongkuk Structures & Construction Co., Ltd..................   172,302     558,208       0.0%
#   Dongwha Pharm Co., Ltd......................................   284,616   1,722,599       0.0%
    Dongwon F&B Co., Ltd........................................     4,429   1,460,219       0.0%
*   Dongwoo Co., Ltd............................................    14,971      54,387       0.0%
#   Dongyang E&P, Inc...........................................    31,262     351,435       0.0%
#   Doosan Corp.................................................   130,122  12,580,354       0.1%
#*  Doosan Engine Co., Ltd......................................   112,890     379,404       0.0%
#   Doosan Engineering & Construction Co., Ltd..................    34,199     200,091       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   Doosan Heavy Industries & Construction Co., Ltd.............   567,699 $10,216,713       0.1%
#*  Doosan Infracore Co., Ltd................................... 1,493,659   8,161,368       0.1%
#   DRB Holding Co., Ltd........................................   114,870   1,472,397       0.0%
#   DY Corp.....................................................   268,363   1,628,076       0.0%
#   e-LITECOM Co., Ltd..........................................    59,930   1,048,999       0.0%
#   E-MART, Inc.................................................    98,867  18,391,896       0.1%
#   Eagon Industries Co., Ltd...................................    18,903     280,381       0.0%
#   Eugene Corp.................................................   552,081   2,705,983       0.0%
#*  Eugene Investment & Securities Co., Ltd..................... 1,164,534   2,845,633       0.0%
#*  Eusu Holdings Co., Ltd......................................    65,810     507,155       0.0%
#   EVERDIGM Corp...............................................    19,016     179,030       0.0%
#*  Flexcom, Inc................................................    29,124      73,482       0.0%
#   Fursys, Inc.................................................    28,479     865,605       0.0%
#   Gaon Cable Co., Ltd.........................................    25,249     463,517       0.0%
    Global & Yuasa Battery Co., Ltd.............................    53,014   1,898,630       0.0%
#   Global Display Co., Ltd.....................................    32,534     116,369       0.0%
#*  GNCO Co., Ltd...............................................   357,625     453,794       0.0%
#   GOLFZONYUWONHOLDINGS Co., Ltd...............................     6,151      43,497       0.0%
    Green Cross Holdings Corp...................................     9,405     337,247       0.0%
#*  GS Engineering & Construction Corp..........................   574,868  11,685,230       0.1%
#   GS Global Corp..............................................    60,141     326,752       0.0%
#   GS Holdings Corp............................................   617,643  27,129,948       0.2%
#   Gwangju Shinsegae Co., Ltd..................................     5,985   1,566,655       0.0%
#*  Halla Corp..................................................    75,864     256,283       0.0%
#   Halla Holdings Corp.........................................    29,152   1,448,907       0.0%
    Han Kuk Carbon Co., Ltd.....................................     6,148      31,981       0.0%
#   Hana Financial Group, Inc................................... 3,334,337  81,087,678       0.6%
#   Handok, Inc.................................................    10,861     236,539       0.0%
#   Handsome Co., Ltd...........................................   141,182   4,802,535       0.0%
#   Hanil Cement Co., Ltd.......................................    51,738   5,322,529       0.1%
#*  Hanjin Heavy Industries & Construction Co., Ltd.............   571,915   2,224,634       0.0%
#   Hanjin Heavy Industries & Construction Holdings Co., Ltd....   206,286   1,192,790       0.0%
#   Hanjin Kal Corp.............................................   138,504   2,635,511       0.0%
#*  Hanjin Shipping Co., Ltd....................................   161,920     711,038       0.0%
#   Hanjin Transportation Co., Ltd..............................   136,400   5,299,647       0.1%
    Hankook Tire Co., Ltd.......................................    35,230   1,346,803       0.0%
    Hankuk Glass Industries, Inc................................    17,640     392,298       0.0%
#   Hankuk Paper Manufacturing Co., Ltd.........................    33,223   1,022,079       0.0%
#*  Hansol Holdings Co., Ltd....................................   401,896   2,522,561       0.0%
#*  Hansol HomeDeco Co., Ltd....................................   321,490     432,618       0.0%
#*  Hansol Paper Co., Ltd.......................................   168,582   3,037,759       0.0%
#   Hanwha Chemical Corp........................................ 1,076,195  20,852,388       0.2%
    Hanwha Corp.................................................   747,702  24,518,199       0.2%
#   Hanwha Galleria Timeworld Co., Ltd..........................    10,902   1,002,317       0.0%
*   Hanwha General Insurance Co., Ltd...........................    69,154     456,616       0.0%
#   Hanwha Investment & Securities Co., Ltd.....................   638,857   2,502,432       0.0%
    Hanwha Life Insurance Co., Ltd.............................. 2,232,784  16,608,265       0.1%
#*  Hanwha Techwin Co., Ltd.....................................   137,851   4,484,536       0.0%
#   Hanyang Eng Co., Ltd........................................    35,004     287,655       0.0%
#   Hanyang Securities Co., Ltd.................................    92,428     688,481       0.0%
#   Heung-A Shipping Co., Ltd...................................   751,463   1,271,711       0.0%
#   Hitejinro Holdings Co., Ltd.................................   116,051   1,384,940       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
SOUTH KOREA -- (Continued)
#   HMC Investment Securities Co., Ltd..........................   254,497 $  2,288,410       0.0%
#   HS R&A Co., Ltd.............................................    34,764    1,248,150       0.0%
#   Humax Co., Ltd..............................................   186,876    2,836,804       0.0%
    Husteel Co., Ltd............................................    47,312      741,032       0.0%
#   Huvis Corp..................................................    31,945      237,407       0.0%
#   Hwa Shin Co., Ltd...........................................    80,837      415,840       0.0%
#   Hwacheon Machine Tool Co., Ltd..............................    14,227      775,311       0.0%
    HwaSung Industrial Co., Ltd.................................    19,273      289,276       0.0%
    Hyosung Corp................................................   236,798   24,178,651       0.2%
#   Hyundai BNG Steel Co., Ltd..................................   131,949    1,192,358       0.0%
#   Hyundai Department Store Co., Ltd...........................    55,422    6,083,730       0.1%
#   Hyundai Development Co-Engineering & Construction...........   466,327   18,728,436       0.1%
    Hyundai Engineering & Construction Co., Ltd.................   317,960    9,587,169       0.1%
#*  Hyundai Heavy Industries Co., Ltd...........................   411,885   34,208,428       0.2%
    Hyundai Hy Communications & Networks Co., Ltd...............   262,383      753,025       0.0%
#   Hyundai Marine & Fire Insurance Co., Ltd....................    45,206    1,346,125       0.0%
#*  Hyundai Mipo Dockyard Co., Ltd..............................    77,140    4,832,650       0.0%
    Hyundai Mobis Co., Ltd......................................    18,223    3,831,024       0.0%
#   Hyundai Motor Co............................................ 1,078,089  147,261,123       1.0%
#*  Hyundai Rotem Co., Ltd......................................     6,913       98,370       0.0%
    Hyundai Securities Co., Ltd................................. 1,415,714    8,537,992       0.1%
#   Hyundai Steel Co............................................ 1,080,925   49,214,390       0.3%
#*  Hyunjin Materials Co., Ltd..................................    57,175       77,583       0.0%
#   Il Dong Pharmaceutical Co., Ltd.............................    97,917    2,212,929       0.0%
#   Iljin Electric Co., Ltd.....................................   267,372    1,335,431       0.0%
#   Ilshin Spinning Co., Ltd....................................    16,333    2,263,987       0.0%
#   Ilsung Pharmaceuticals Co., Ltd.............................     9,407      861,881       0.0%
#   Industrial Bank of Korea.................................... 2,385,570   29,201,268       0.2%
*   InnoWireless, Inc...........................................     1,805       16,845       0.0%
#*  Interflex Co., Ltd..........................................    65,517      720,642       0.0%
#   Intergis Co., Ltd...........................................    49,180      154,707       0.0%
    INTOPS Co., Ltd.............................................    74,806    1,111,541       0.0%
    Inzi Controls Co., Ltd......................................    89,540      401,334       0.0%
#   INZI Display Co., Ltd.......................................   244,705      350,857       0.0%
    IS Dongseo Co., Ltd.........................................    53,412    1,996,684       0.0%
#   ISU Chemical Co., Ltd.......................................    88,385      795,720       0.0%
#   IsuPetasys Co., Ltd.........................................    71,858      317,008       0.0%
#   Jahwa Electronics Co., Ltd..................................    37,751      371,438       0.0%
#   JB Financial Group Co., Ltd.................................   879,546    4,572,737       0.0%
#   Jeil Pharmaceutical Co......................................    39,179      835,974       0.0%
#   JW Pharmaceutical Corp......................................    83,603    2,544,515       0.0%
#   KB Capital Co., Ltd.........................................    93,191    2,075,501       0.0%
    KB Financial Group, Inc..................................... 1,730,536   54,825,731       0.4%
    KB Financial Group, Inc. ADR................................ 3,077,876   97,045,430       0.7%
    KB Insurance Co., Ltd.......................................   167,974    3,903,843       0.0%
#   KC Tech Co., Ltd............................................   198,629    1,669,643       0.0%
#   KCC Corp....................................................    49,514   17,665,306       0.1%
#*  KEC Corp....................................................    44,448       44,315       0.0%
#   Keyang Electric Machinery Co., Ltd..........................   343,223    1,456,273       0.0%
#   KG Chemical Corp............................................    57,540      809,334       0.0%
#   Kia Motors Corp.............................................   991,391   48,391,867       0.3%
#   KISCO Corp..................................................    54,263    2,297,933       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   KISCO Holdings Co., Ltd.....................................    11,405 $   594,728       0.0%
#   Kishin Corp.................................................   107,298     708,917       0.0%
#   KISWIRE, Ltd................................................    90,481   3,269,996       0.0%
#   Kolon Corp..................................................    65,774   3,678,138       0.0%
*   Kolon Global Corp...........................................    10,244     152,202       0.0%
#   Kolon Industries, Inc.......................................   228,890  12,435,256       0.1%
#   Kook Soon Dang Brewery Co., Ltd.............................   125,249     732,733       0.0%
    Korea Airport Service Co., Ltd..............................       238       6,309       0.0%
#   Korea Alcohol Industrial Co., Ltd...........................    28,767     188,248       0.0%
#   Korea Cast Iron Pipe Industries Co., Ltd....................     7,358      83,204       0.0%
#   Korea Circuit Co., Ltd......................................   158,138   1,525,460       0.0%
    Korea Electric Terminal Co., Ltd............................    66,909   5,782,864       0.1%
#   Korea Export Packaging Industrial Co., Ltd..................     5,290      97,197       0.0%
#   Korea Flange Co., Ltd.......................................    66,724     812,374       0.0%
    Korea Investment Holdings Co., Ltd..........................   432,462  23,025,001       0.2%
#   Korea Petrochemical Ind Co., Ltd............................    30,445   4,708,232       0.0%
*   Korean Air Lines Co., Ltd...................................    62,461   1,687,323       0.0%
    Korean Reinsurance Co.......................................   672,677   8,019,752       0.1%
    Kortek Corp.................................................       809       9,522       0.0%
    KPX Chemical Co., Ltd.......................................    12,852     640,926       0.0%
#*  KTB Investment & Securities Co., Ltd........................   639,952   1,418,568       0.0%
    Kukdo Chemical Co., Ltd.....................................    48,530   2,605,111       0.0%
#*  Kumho Electric Co., Ltd.....................................    44,161     677,806       0.0%
#*  Kumho Tire Co., Inc.........................................    46,348     279,981       0.0%
#   Kunsul Chemical Industrial Co., Ltd.........................    34,025   1,326,955       0.0%
#*  Kwangju Bank................................................   132,697     945,882       0.0%
#*  Kyeryong Construction Industrial Co., Ltd...................    38,242     320,620       0.0%
#   Kyobo Securities Co., Ltd...................................   211,717   1,815,338       0.0%
#   Kyung-In Synthetic Corp.....................................    27,261      94,920       0.0%
#   Kyungbang, Ltd..............................................    11,050   1,862,885       0.0%
#*  LB Semicon, Inc.............................................    66,800      85,914       0.0%
    LF Corp.....................................................    91,282   2,529,439       0.0%
#   LG Corp..................................................... 1,044,400  60,430,868       0.4%
    LG Display Co., Ltd......................................... 1,523,739  28,946,631       0.2%
#   LG Display Co., Ltd. ADR.................................... 3,996,524  37,966,978       0.3%
#   LG Electronics, Inc......................................... 1,776,548  76,270,868       0.5%
#   LG International Corp.......................................   240,831   7,355,088       0.1%
    LG Uplus Corp............................................... 2,008,456  19,249,465       0.1%
#   LMS Co., Ltd................................................    14,112     127,130       0.0%
#   Lotte Chemical Corp.........................................   133,545  28,037,580       0.2%
    Lotte Chilsung Beverage Co., Ltd............................     6,928  13,566,729       0.1%
#   Lotte Confectionery Co., Ltd................................     7,692  13,418,340       0.1%
#   LOTTE Himart Co., Ltd.......................................    12,087     616,478       0.0%
#*  Lotte Non-Life Insurance Co., Ltd...........................   175,018     433,388       0.0%
#   Lotte Shopping Co., Ltd.....................................   159,952  32,406,288       0.2%
#   LS Corp.....................................................    81,252   2,743,949       0.0%
#   Lumens Co., Ltd.............................................    32,726     117,269       0.0%
#   Mando Corp..................................................     5,405     703,143       0.0%
    MegaStudy Co., Ltd..........................................     3,332     131,038       0.0%
*   MegaStudyEdu Co., Ltd.......................................     2,475     138,834       0.0%
#*  Melfas, Inc.................................................   127,678     552,968       0.0%
    Meritz Finance Group, Inc...................................    68,885     884,555       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
SOUTH KOREA -- (Continued)
#   Meritz Securities Co., Ltd.................................. 1,516,895 $  6,747,173       0.1%
    Mi Chang Oil Industrial Co., Ltd............................     4,691      316,345       0.0%
#   Mirae Asset Securities Co., Ltd.............................   315,644    7,042,180       0.1%
#   MK Electron Co., Ltd........................................   124,718      767,992       0.0%
#*  MNTech Co., Ltd.............................................    38,064      212,562       0.0%
#   Moorim P&P Co., Ltd.........................................   389,600    1,835,144       0.0%
#*  Moorim Paper Co., Ltd.......................................   210,130      651,044       0.0%
#   Motonic Corp................................................    75,294      832,338       0.0%
#   Namyang Dairy Products Co., Ltd.............................     2,878    2,122,176       0.0%
#*  NEOWIZ HOLDINGS Corp........................................    69,796    1,104,097       0.0%
#*  NEPES Corp..................................................    18,806      109,806       0.0%
    Nexen Corp..................................................    17,164    1,272,807       0.0%
#   NH Investment & Securities Co., Ltd.........................   944,601    8,299,463       0.1%
#   NK Co., Ltd.................................................   217,496    1,102,784       0.0%
#   Nong Shim Holdings Co., Ltd.................................    25,418    3,337,621       0.0%
#   NongShim Co., Ltd...........................................    24,238    7,832,921       0.1%
    NOROO Paint & Coatings Co., Ltd.............................    11,400      108,656       0.0%
#   NPC.........................................................   134,561      859,618       0.0%
#   OCI Co., Ltd................................................    99,817    7,157,849       0.1%
*   OPTRON-TEC, Inc.............................................     7,768       36,635       0.0%
#*  Osung LST Co., Ltd..........................................    36,975       19,763       0.0%
*   Paik Kwang Industrial Co., Ltd..............................   175,261      395,546       0.0%
*   Pan Ocean Co., Ltd..........................................    38,276      134,668       0.0%
    Pang Rim Co., Ltd...........................................     3,201       78,123       0.0%
#*  PaperCorea, Inc.............................................   261,826      230,093       0.0%
#   Poongsan Corp...............................................   394,157    8,869,777       0.1%
#   Poongsan Holdings Corp......................................    55,898    1,967,615       0.0%
#   POSCO.......................................................   632,815  101,763,525       0.7%
#   POSCO ADR................................................... 1,579,642   63,233,069       0.4%
*   POSCO Coated & Color Steel Co., Ltd.........................     3,820       54,734       0.0%
*   Power Logics Co., Ltd.......................................    16,022       53,883       0.0%
#   Pyeong Hwa Automotive Co., Ltd..............................    44,836      572,432       0.0%
    RFTech Co., Ltd.............................................       739        5,183       0.0%
*   S&C Engine Group, Ltd.......................................    79,220      120,516       0.0%
#   S&T Dynamics Co., Ltd.......................................   362,141    4,399,824       0.0%
    S&T Holdings Co., Ltd.......................................    90,519    2,104,317       0.0%
#   S&T Motiv Co., Ltd..........................................    93,377    5,954,501       0.1%
#   S-Energy Co., Ltd...........................................    31,635      209,686       0.0%
#*  S-MAC Co., Ltd..............................................   111,701      360,887       0.0%
#   S-Oil Corp..................................................    36,698    2,194,796       0.0%
#*  Sajo Industries Co., Ltd....................................    19,502    1,168,285       0.0%
    Sam Young Electronics Co., Ltd..............................   159,570    1,744,302       0.0%
    Samho Development Co., Ltd..................................     4,638       13,849       0.0%
#   SAMHWA Paints Industrial Co., Ltd...........................     2,030       23,771       0.0%
#   Samick Musical Instruments Co., Ltd.........................   584,890    2,073,165       0.0%
#*  Samsung C&T Corp............................................   356,894   48,164,980       0.3%
    Samsung Card Co., Ltd.......................................     5,497      185,753       0.0%
#   Samsung Electro-Mechanics Co., Ltd..........................   116,849    6,650,105       0.1%
    Samsung Electronics Co., Ltd................................    17,506   20,997,145       0.2%
    Samsung Fine Chemicals Co., Ltd.............................     1,478       48,570       0.0%
#   Samsung Heavy Industries Co., Ltd...........................   601,105    6,973,938       0.1%
    Samsung Life Insurance Co., Ltd.............................   141,474   13,507,681       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
SOUTH KOREA -- (Continued)
#   Samsung SDI Co., Ltd........................................   398,894 $ 37,130,246       0.3%
    Samsung Securities Co., Ltd.................................    66,627    2,802,854       0.0%
    Samyang Genex Co., Ltd......................................    10,965    2,185,800       0.0%
#   Samyang Holdings Corp.......................................    58,549    8,198,277       0.1%
    Samyang Tongsang Co., Ltd...................................     1,536       68,294       0.0%
#*  Samyoung Chemical Co., Ltd..................................   258,455      405,184       0.0%
#   SAVEZONE I&C CORP...........................................    42,314      223,391       0.0%
    SBS Media Holdings Co., Ltd.................................   178,352      608,058       0.0%
    Seah Besteel Corp...........................................   210,316    5,288,886       0.0%
    SeAH Holdings Corp..........................................    13,089    2,007,204       0.0%
#   SeAH Steel Corp.............................................    45,069    2,522,394       0.0%
#   Sebang Co., Ltd.............................................   138,126    2,170,484       0.0%
#   Sejong Industrial Co., Ltd..................................   149,537    1,444,503       0.0%
    Sempio Foods Co.............................................     3,110      109,707       0.0%
#*  Seohee Construction Co., Ltd................................ 1,510,807    1,441,401       0.0%
    Sewon Precision Industry Co., Ltd...........................     2,175       46,402       0.0%
#*  SG Corp..................................................... 1,834,728    2,051,565       0.0%
#   Shin Poong Pharmaceutical Co., Ltd..........................   137,435      500,347       0.0%
    Shinhan Financial Group Co., Ltd............................ 3,885,795  148,302,300       1.0%
#   Shinhan Financial Group Co., Ltd. ADR....................... 1,556,685   59,698,869       0.4%
    Shinsegae Co., Ltd..........................................    78,903   16,054,681       0.1%
    Shinsegae Information & Communication Co., Ltd..............     5,674      596,996       0.0%
#*  Shinsung Solar Energy Co., Ltd..............................   765,627      975,307       0.0%
#*  Shinsung Tongsang Co., Ltd..................................   998,817    1,671,204       0.0%
#*  Shinwha Intertek Corp.......................................    34,265       72,075       0.0%
#*  Shinwon Corp................................................    82,700      136,912       0.0%
    Shinyoung Securities Co., Ltd...............................    35,820    1,734,524       0.0%
#*  Signetics Corp..............................................   519,083      711,345       0.0%
#   Silla Co., Ltd..............................................    64,953      986,919       0.0%
*   SIMMTECH Co., Ltd...........................................     5,499       38,443       0.0%
#*  SIMMTECH HOLDINGS Co., Ltd..................................     4,687       12,702       0.0%
#   SIMPAC, Inc.................................................    11,538       65,113       0.0%
#   Sindoh Co., Ltd.............................................    42,099    2,249,700       0.0%
    SJM Co., Ltd................................................    11,075       64,361       0.0%
#   SK Chemicals Co., Ltd.......................................   177,382   10,475,898       0.1%
#   SK Gas, Ltd.................................................    55,589    4,142,935       0.0%
    SK Holdings Co., Ltd........................................   292,740   68,428,148       0.5%
*   SK Innovation Co., Ltd......................................   640,023   66,363,000       0.5%
#   SK Networks Co., Ltd........................................ 1,531,162    9,498,006       0.1%
#*  SK Securities Co., Ltd...................................... 2,856,758    2,919,460       0.0%
#   SKC Co., Ltd................................................   144,773    4,859,058       0.0%
#   SL Corp.....................................................   181,381    2,697,407       0.0%
#   Songwon Industrial Co., Ltd.................................   210,236    2,020,828       0.0%
*   Ssangyong Cement Industrial Co., Ltd........................   264,815    4,185,660       0.0%
#*  STS Semiconductor & Telecommunications......................   188,965      451,323       0.0%
#*  STX Engine Co., Ltd.........................................    36,709      302,978       0.0%
#   Sun Kwang Co., Ltd..........................................    18,633      388,619       0.0%
#   Sung Kwang Bend Co., Ltd....................................    90,554      743,849       0.0%
#*  Sungchang Enterprise Holdings, Ltd..........................    20,048      515,732       0.0%
#*  Sungshin Cement Co., Ltd....................................   237,806    2,362,299       0.0%
#   Sungwoo Hitech Co., Ltd.....................................   365,075    2,823,379       0.0%
#*  Synopex, Inc................................................   130,699      186,063       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
SOUTH KOREA -- (Continued)
#   Tae Kyung Industrial Co., Ltd...............................    120,772 $      648,622       0.0%
    Taekwang Industrial Co., Ltd................................      4,983      4,850,043       0.0%
#*  Taewoong Co., Ltd...........................................     65,986        864,584       0.0%
#*  Taeyoung Engineering & Construction Co., Ltd................    566,881      2,920,357       0.0%
#   Tailim Packaging Industrial Co., Ltd........................    413,135      1,155,100       0.0%
#*  TK Chemical Corp............................................    516,810      1,186,726       0.0%
*   TK Corp.....................................................      6,078         60,091       0.0%
*   Tong Kook Corp..............................................        607             --       0.0%
#   Tong Yang Moolsan Co., Ltd..................................     72,180        630,124       0.0%
    Tongyang Life Insurance Co, Ltd.............................    424,989      5,196,977       0.0%
#*  Top Engineering Co., Ltd....................................     53,356        234,660       0.0%
#   TS Corp.....................................................     76,643      1,511,759       0.0%
#   Ubiquoss, Inc...............................................     23,782        300,519       0.0%
    Uju Electronics Co., Ltd....................................     40,526        506,407       0.0%
#   Unid Co., Ltd...............................................     66,294      2,967,541       0.0%
#   WillBes & Co. (The).........................................    688,308      1,399,849       0.0%
    Wiscom Co., Ltd.............................................     32,980        152,074       0.0%
*   Woongjin Co., Ltd...........................................      1,813          4,779       0.0%
#*  Woongjin Energy Co., Ltd....................................    564,742        765,375       0.0%
#*  Woongjin Thinkbig Co., Ltd..................................    186,883      1,338,620       0.0%
#   Wooree ETI Co., Ltd.........................................     74,334        189,074       0.0%
    Woori Bank..................................................  2,467,139     21,401,333       0.2%
    Woori Bank Sponsored ADR....................................      7,135        185,082       0.0%
#   WooSung Feed Co., Ltd.......................................    271,316        784,843       0.0%
    YESCO Co., Ltd..............................................     30,899      1,013,436       0.0%
#   Yoosung Enterprise Co., Ltd.................................    164,543        602,721       0.0%
#   Youlchon Chemical Co., Ltd..................................    157,826      1,708,024       0.0%
#   Young Poong Corp............................................      4,505      4,946,742       0.0%
*   Young Poong Mining & Construction Corp......................     18,030             --       0.0%
    Young Poong Precision Corp..................................    126,084      1,027,860       0.0%
    Youngone Holdings Co., Ltd..................................        468         29,491       0.0%
#*  Yuanta Securities Korea Co., Ltd............................    298,286      1,037,078       0.0%
    YuHwa Securities Co., Ltd...................................     28,274        363,771       0.0%
*   Zinus, Inc..................................................      1,866         58,924       0.0%
                                                                            --------------      ----
TOTAL SOUTH KOREA...............................................             2,365,440,152      15.7%
                                                                            --------------      ----

TAIWAN -- (14.6%)
*   Ability Enterprise Co., Ltd.................................  4,038,000      2,233,536       0.0%
#   Accton Technology Corp......................................  8,875,156      5,556,021       0.1%
#*  Acer, Inc................................................... 40,462,109     17,155,241       0.1%
#   ACES Electronic Co., Ltd....................................  1,261,000      1,011,558       0.0%
#   ACHEM TECHNOLOGY Corp.......................................  3,395,318      1,400,642       0.0%
    Acter Co., Ltd..............................................      4,000         11,594       0.0%
*   Action Electronics Co., Ltd.................................  1,996,084        285,240       0.0%
#*  Advanced Connectek, Inc.....................................  1,938,000        465,470       0.0%
    Advanced International Multitech Co., Ltd...................    256,000        164,769       0.0%
    Advanced Wireless Semiconductor Co..........................    145,000        346,989       0.0%
#*  AGV Products Corp...........................................  7,525,701      1,580,589       0.0%
*   AimCore Technology Co., Ltd.................................    841,797        480,229       0.0%
    Alcor Micro Corp............................................    542,000        359,976       0.0%
#   Allis Electric Co., Ltd.....................................  1,250,000        319,705       0.0%
    Alpha Networks, Inc.........................................  5,246,313      3,026,757       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
TAIWAN -- (Continued)
#   Altek Corp..................................................  4,111,365 $ 3,418,797       0.0%
#   Ambassador Hotel (The)......................................  1,179,000   1,015,593       0.0%
#   AMPOC Far-East Co., Ltd.....................................  1,749,000   1,112,626       0.0%
#   AmTRAN Technology Co., Ltd.................................. 12,666,956   6,409,985       0.1%
    Apacer Technology, Inc......................................    114,000      65,799       0.0%
#   APCB, Inc...................................................  2,454,000   1,028,765       0.0%
    Apex International Co., Ltd.................................     44,000      56,891       0.0%
    Apex Science & Engineering..................................    211,536      61,698       0.0%
#   Arcadyan Technology Corp....................................  1,655,675   1,644,954       0.0%
    Ardentec Corp...............................................  5,057,155   3,837,223       0.0%
*   Arima Communications Corp...................................     86,000      23,839       0.0%
#   Asia Cement Corp............................................ 25,303,589  26,280,673       0.2%
#*  Asia Optical Co., Inc.......................................  4,430,290   4,220,607       0.0%
#   Asia Plastic Recycling Holding, Ltd.........................    584,731     414,039       0.0%
#   Asia Polymer Corp...........................................  4,994,301   2,892,829       0.0%
#   Asia Vital Components Co., Ltd..............................  5,122,984   4,123,783       0.0%
    Asustek Computer, Inc.......................................    874,000   7,821,768       0.1%
#   AU Optronics Corp........................................... 57,378,812  16,878,346       0.1%
    AU Optronics Corp. Sponsored ADR............................  9,342,184  26,998,912       0.2%
#   Audix Corp..................................................  1,472,332   1,591,619       0.0%
#   Avermedia Technologies......................................  2,557,000     808,412       0.0%
#*  Avision, Inc................................................  1,540,555     347,455       0.0%
#   AVY Precision Technology, Inc...............................    383,680     646,820       0.0%
    Bank of Kaohsiung Co., Ltd..................................  6,104,230   1,670,005       0.0%
#   BES Engineering Corp........................................ 24,449,443   5,757,590       0.1%
#*  Biostar Microtech International Corp........................  2,636,055     573,484       0.0%
#   Bright Led Electronics Corp.................................  1,832,000     581,615       0.0%
#   C Sun Manufacturing, Ltd....................................  2,566,837   1,189,936       0.0%
#*  Cameo Communications, Inc...................................  2,551,197     348,332       0.0%
#   Capital Securities Corp..................................... 27,358,447   8,123,640       0.1%
#   Career Technology MFG. Co., Ltd.............................  2,208,000   1,799,903       0.0%
#*  Carnival Industrial Corp....................................  5,119,000     924,797       0.0%
#   Cathay Chemical Works.......................................    959,000     460,038       0.0%
    Cathay Financial Holding Co., Ltd...........................    475,000     676,588       0.0%
#   Cathay Real Estate Development Co., Ltd..................... 14,342,421   6,190,501       0.1%
#   Celxpert Energy Corp........................................    262,000     154,528       0.0%
#   Central Reinsurance Co., Ltd................................  2,476,016   1,177,347       0.0%
#   ChainQui Construction Development Co., Ltd..................  1,382,173     955,507       0.0%
#*  Champion Building Materials Co., Ltd........................  6,381,828   1,374,417       0.0%
#   Chang Hwa Commercial Bank, Ltd.............................. 84,974,847  44,106,766       0.3%
#   Chang Wah Electromaterials, Inc.............................     52,000     132,312       0.0%
#   Channel Well Technology Co., Ltd............................  2,069,000   1,125,161       0.0%
#   Charoen Pokphand Enterprise.................................  3,487,825   2,360,262       0.0%
#   Chen Full International Co., Ltd............................    827,000   1,315,934       0.0%
#   Cheng Loong Corp............................................ 13,917,659   4,924,503       0.1%
#   Cheng Uei Precision Industry Co., Ltd.......................  6,647,635   9,711,462       0.1%
#   Chia Chang Co., Ltd.........................................  1,615,000   1,201,824       0.0%
#   Chia Hsin Cement Corp.......................................  7,374,191   2,449,961       0.0%
#   Chien Kuo Construction Co., Ltd.............................  4,979,247   1,510,717       0.0%
#   Chilisin Electronics Corp...................................    749,452   1,070,370       0.0%
    Chimei Materials Technology Corp............................    260,000     181,956       0.0%
    Chin-Poon Industrial Co., Ltd...............................  6,084,815   8,179,885       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
TAIWAN -- (Continued)
*   China Airlines, Ltd.........................................  46,539,353 $16,660,339       0.1%
    China Bills Finance Corp....................................     118,000      40,916       0.0%
#   China Chemical & Pharmaceutical Co., Ltd....................   4,286,264   2,451,537       0.0%
#   China Development Financial Holding Corp.................... 165,353,734  44,428,330       0.3%
#*  China Electric Manufacturing Corp...........................   4,016,200   1,017,985       0.0%
#   China General Plastics Corp.................................   6,435,030   2,834,102       0.0%
#   China Glaze Co., Ltd........................................   2,312,363     746,889       0.0%
    China Life Insurance Co., Ltd...............................  20,428,153  16,855,599       0.1%
#*  China Man-Made Fiber Corp...................................  12,628,813   3,644,988       0.0%
    China Metal Products........................................   4,081,969   3,653,048       0.0%
#   China Motor Corp............................................   6,975,749   4,931,016       0.1%
#*  China Petrochemical Development Corp........................  29,822,397   7,587,211       0.1%
#   China Steel Corp............................................  16,139,320   9,755,395       0.1%
    China Steel Structure Co., Ltd..............................   1,435,219     844,166       0.0%
    China Synthetic Rubber Corp.................................   8,696,794   6,415,530       0.1%
*   China United Trust & Investment Corp........................     493,999          --       0.0%
*   China Wire & Cable Co., Ltd.................................   2,885,000   1,048,073       0.0%
    Chinatrust Financial Holding Co., Ltd.......................  58,669,883  32,142,658       0.2%
#   Chinese Maritime Transport, Ltd.............................   1,551,000   1,084,973       0.0%
#   Chipbond Technology Corp....................................   1,373,000   1,953,987       0.0%
#   ChipMOS TECHNOLOGIES, Inc...................................     354,229     352,749       0.0%
    Chong Hong Construction Co., Ltd............................      37,000      52,405       0.0%
#   Chun YU Works & Co., Ltd....................................   3,273,000   1,410,225       0.0%
    Chun Yuan Steel.............................................   6,454,287   1,914,989       0.0%
    Chung Hsin Electric & Machinery Manufacturing Corp..........   5,843,250   3,125,455       0.0%
*   Chung Hung Steel Corp.......................................  13,559,046   2,044,043       0.0%
    Chung Hwa Pulp Corp.........................................   5,954,353   1,823,542       0.0%
*   Chung Shing Textile Co., Ltd................................         600          --       0.0%
*   Chunghwa Picture Tubes, Ltd.................................  55,899,412   1,479,907       0.0%
    Clevo Co....................................................     230,000     247,875       0.0%
*   CMC Magnetics Corp..........................................  42,378,621   5,084,055       0.1%
#*  CoAsia Microelectronics Corp................................     369,350     276,678       0.0%
#   Collins Co., Ltd............................................   2,036,224     780,005       0.0%
#   Compal Electronics, Inc.....................................  71,381,332  44,394,213       0.3%
#   Compeq Manufacturing Co., Ltd...............................  19,557,000  12,818,120       0.1%
*   Compex International Co., Ltd...............................      46,400          --       0.0%
#*  Concord Securities Co., Ltd.................................   1,603,000     323,075       0.0%
#*  Continental Holdings Corp...................................   7,782,540   2,553,217       0.0%
    Coretronic Corp.............................................   8,152,250   7,510,298       0.1%
#   Coxon Precise Industrial Co., Ltd...........................   2,085,000   3,721,310       0.0%
#   Creative Sensor, Inc........................................     359,000     254,237       0.0%
#   CSBC Corp. Taiwan...........................................   6,296,654   2,665,156       0.0%
    CyberTAN Technology, Inc....................................     186,000      97,221       0.0%
#*  D-Link Corp.................................................  11,525,552   3,661,042       0.0%
#   DA CIN Construction Co., Ltd................................   2,422,579   1,097,129       0.0%
    Da-Li Development Co., Ltd..................................      31,000      20,284       0.0%
#   Darfon Electronics Corp.....................................   5,779,950   3,013,800       0.0%
#   Darwin Precisions Corp......................................   6,127,635   2,414,065       0.0%
#*  Delpha Construction Co., Ltd................................   2,563,016   1,361,284       0.0%
*   Der Pao Construction Co., Ltd...............................   1,139,000          --       0.0%
#   DFI, Inc....................................................     404,280     499,210       0.0%
#*  Dynamic Electronics Co., Ltd................................   4,578,324   1,329,485       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
TAIWAN -- (Continued)
    Dynapack International Technology Corp......................      56,000 $     91,612       0.0%
#*  E Ink Holdings, Inc.........................................   7,434,000    3,630,898       0.0%
#*  E-Ton Solar Tech Co., Ltd...................................   3,612,443    1,337,682       0.0%
#   E.Sun Financial Holding Co., Ltd............................  85,688,782   51,501,496       0.4%
#   Edimax Technology Co., Ltd..................................   3,295,902    1,119,474       0.0%
#   Edison Opto Corp............................................   1,362,000      807,802       0.0%
#   Edom Technology Co., Ltd....................................     344,588      225,450       0.0%
#   Elite Material Co., Ltd.....................................   3,161,905    6,460,319       0.1%
    Elite Semiconductor Memory Technology, Inc..................     178,000      159,401       0.0%
#   Elitegroup Computer Systems Co., Ltd........................   6,094,395    4,224,287       0.0%
*   Emerging Display Technologies Corp..........................      45,000       12,067       0.0%
#   ENG Electric Co., Ltd.......................................   1,256,100      629,071       0.0%
#   EnTie Commercial Bank Co., Ltd..............................   2,271,232    1,062,041       0.0%
*   Episil Holdings, Inc........................................   1,981,500      568,813       0.0%
#   Epistar Corp................................................  16,199,869   14,590,216       0.1%
    Eson Precision Ind. Co., Ltd................................      16,000       15,029       0.0%
#   Eternal Materials Co., Ltd..................................   1,634,900    1,547,885       0.0%
    Etron Technology, Inc.......................................     643,000      264,155       0.0%
*   Eva Airways Corp............................................   6,216,999    3,648,803       0.0%
*   Ever Fortune Industrial Co., Ltd............................     409,000           --       0.0%
#   Everest Textile Co., Ltd....................................   3,611,002    1,817,979       0.0%
    Evergreen International Storage & Transport Corp............   9,703,000    4,023,057       0.0%
    Evergreen Marine Corp. Taiwan, Ltd..........................  24,433,607   10,876,287       0.1%
    Everlight Chemical Industrial Corp..........................      99,000       63,504       0.0%
    Everlight Electronics Co., Ltd..............................     266,000      403,532       0.0%
    Excelsior Medical Co., Ltd..................................   1,486,726    2,242,806       0.0%
#   Far Eastern Department Stores, Ltd..........................   7,458,445    4,512,755       0.1%
#   Far Eastern International Bank..............................  28,538,465    8,866,258       0.1%
    Far Eastern New Century Corp................................   4,758,528    4,324,905       0.0%
*   Farglory F T Z Investment Holding Co., Ltd..................   1,314,000      637,896       0.0%
    Farglory Land Development Co., Ltd..........................   1,662,264    1,913,346       0.0%
#   Federal Corp................................................   7,655,628    3,478,518       0.0%
    Feng Hsin Steel Co., Ltd....................................     227,000      261,842       0.0%
    First Copper Technology Co., Ltd............................   3,465,750      783,659       0.0%
#   First Financial Holding Co., Ltd............................ 146,481,416   70,941,315       0.5%
#   First Hotel.................................................   1,487,491      896,733       0.0%
    First Insurance Co, Ltd. (The)..............................   4,017,064    1,619,095       0.0%
#   First Steamship Co., Ltd....................................   5,615,173    2,009,724       0.0%
#   Formosa Advanced Technologies Co., Ltd......................   2,137,000    1,340,631       0.0%
#   Formosa Oilseed Processing Co., Ltd.........................     834,977      597,706       0.0%
    Formosa Taffeta Co., Ltd....................................   9,874,511    9,767,329       0.1%
#   Formosan Rubber Group, Inc..................................   8,160,000    4,618,854       0.1%
#   Formosan Union Chemical.....................................   2,896,034    1,371,380       0.0%
    Fortune Electric Co., Ltd...................................     436,000      210,024       0.0%
#   Founding Construction & Development Co., Ltd................   3,441,922    1,806,173       0.0%
#   Foxconn Technology Co., Ltd.................................   3,379,359    8,851,522       0.1%
#   Foxlink Image Technology Co., Ltd...........................   1,582,000      866,435       0.0%
#   Froch Enterprise Co., Ltd...................................   2,669,734      820,157       0.0%
    FSP Technology, Inc.........................................   2,036,292    1,267,691       0.0%
#   Fubon Financial Holding Co., Ltd............................  91,243,471  147,478,747       1.0%
#   Fulgent Sun International Holding Co., Ltd..................      41,000       67,994       0.0%
#   Fullerton Technology Co., Ltd...............................   1,663,200    1,238,877       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
TAIWAN -- (Continued)
#   Fulltech Fiber Glass Corp...................................  4,943,690 $ 1,580,064       0.0%
#   Fwusow Industry Co., Ltd....................................  2,826,980   1,283,423       0.0%
#   G Shank Enterprise Co., Ltd.................................  2,168,902   1,491,308       0.0%
#*  G Tech Optoelectronics Corp.................................    399,000     184,237       0.0%
#   Gallant Precision Machining Co., Ltd........................    658,000     264,028       0.0%
#   Gemtek Technology Corp......................................  6,241,962   3,199,191       0.0%
#*  Genesis Photonics, Inc......................................  4,120,810   1,151,079       0.0%
#*  Genius Electronic Optical Co., Ltd..........................    930,000   1,914,253       0.0%
    Getac Technology Corp.......................................  7,157,065   4,879,786       0.1%
#*  Giantplus Technology Co., Ltd...............................  2,198,100     946,593       0.0%
#   Giga Solution Tech Co., Ltd.................................  1,216,000     766,722       0.0%
#   Gigabyte Technology Co., Ltd................................  9,125,287   9,525,869       0.1%
#*  Gigastorage Corp............................................  4,087,600   3,188,501       0.0%
#*  Gintech Energy Corp.........................................  7,324,453   5,380,975       0.1%
#*  Global Brands Manufacture, Ltd..............................  5,005,951   1,119,893       0.0%
#   Global Lighting Technologies, Inc...........................  1,090,000   2,193,214       0.0%
    Global Mixed Mode Technology, Inc...........................     34,000      62,571       0.0%
    Globalwafers Co., Ltd.......................................    240,752     515,002       0.0%
    Globe Union Industrial Corp.................................  2,999,625   1,415,484       0.0%
    Gloria Material Technology Corp.............................  6,503,150   3,448,369       0.0%
#*  Gold Circuit Electronics, Ltd...............................  8,572,965   2,982,709       0.0%
#   Goldsun Buillding Materials Co., Ltd........................ 23,683,261   6,914,643       0.1%
#   Good Will Instrument Co., Ltd...............................    526,425     265,758       0.0%
#   Grand Pacific Petrochemical................................. 16,264,000   7,964,195       0.1%
    Great China Metal Industry..................................    884,000     784,543       0.0%
#   Great Wall Enterprise Co., Ltd..............................  7,920,597   4,796,059       0.1%
    Greatek Electronics, Inc....................................     73,000      72,086       0.0%
#*  Green Energy Technology, Inc................................  4,640,880   2,331,994       0.0%
#*  GTM Holdings Corp...........................................  2,132,000     795,686       0.0%
#   Hannstar Board Corp.........................................  5,230,635   1,717,709       0.0%
#*  HannStar Display Corp....................................... 53,594,435   7,014,894       0.1%
*   HannsTouch Solution, Inc....................................    829,481     128,772       0.0%
#   Harvatek Corp...............................................  3,443,553   1,384,763       0.0%
*   Helix Technology, Inc.......................................     29,585          --       0.0%
#   Hey Song Corp...............................................  2,933,500   2,879,911       0.0%
    Hiroca Holdings, Ltd........................................     68,000     266,290       0.0%
    HiTi Digital, Inc...........................................    127,000      58,581       0.0%
#   Hitron Technology, Inc......................................  3,735,525   1,571,989       0.0%
#*  Ho Tung Chemical Corp....................................... 13,156,004   3,041,299       0.0%
#   Hocheng Corp................................................  4,577,300   1,169,031       0.0%
    Hold-Key Electric Wire & Cable Co., Ltd.....................    118,124      25,189       0.0%
    Holy Stone Enterprise Co., Ltd..............................  3,208,650   3,254,407       0.0%
    Hon Hai Precision Industry Co., Ltd.........................  1,877,400   4,990,239       0.1%
#   Hong TAI Electric Industrial................................  3,503,000     889,941       0.0%
#   Horizon Securities Co., Ltd.................................  5,996,000   1,190,626       0.0%
#   Hsin Kuang Steel Co., Ltd...................................  4,071,124   1,733,261       0.0%
    Hsing TA Cement Co..........................................  1,864,782     592,768       0.0%
#   HTC Corp....................................................  2,203,000   5,305,586       0.1%
#*  HUA ENG Wire & Cable........................................  7,222,035   1,592,634       0.0%
    Hua Nan Financial Holdings Co., Ltd......................... 55,935,542  26,880,457       0.2%
    Huaku Development Co., Ltd..................................    164,000     310,453       0.0%
*   Hualon Corp.................................................    257,040          --       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
TAIWAN -- (Continued)
    Huang Hsiang Construction Corp..............................     129,000 $   105,290       0.0%
#   Hung Ching Development & Construction Co., Ltd..............   1,987,468   1,051,501       0.0%
#   Hung Poo Real Estate Development Corp.......................   3,643,655   2,435,397       0.0%
    Hung Sheng Construction, Ltd................................   6,276,892   3,031,263       0.0%
    Huxen Corp..................................................     429,281     606,250       0.0%
#*  Hwacom Systems, Inc.........................................     333,000     109,166       0.0%
#   I-Chiun Precision Industry Co., Ltd.........................   3,240,000   1,123,491       0.0%
#   Ichia Technologies, Inc.....................................   1,134,260     650,059       0.0%
    Ideal Bike Corp.............................................      80,271      43,909       0.0%
    Infortrend Technology, Inc..................................   1,042,000     447,645       0.0%
#   Innolux Corp................................................ 144,507,544  48,478,870       0.3%
*   Inotera Memories, Inc.......................................   5,069,000   3,890,372       0.0%
#   Inpaq Technology Co., Ltd...................................     293,000     231,654       0.0%
    Inventec Corp...............................................  30,157,277  17,284,111       0.1%
#   ITE Technology, Inc.........................................   1,988,479   1,695,852       0.0%
#   ITEQ Corp...................................................     236,000     162,626       0.0%
#*  J Touch Corp................................................     445,100     114,450       0.0%
    Jentech Precision Industrial Co., Ltd.......................      42,000      58,803       0.0%
#   Jess-Link Products Co., Ltd.................................   1,258,000   1,327,028       0.0%
    Jih Sun Financial Holdings Co., Ltd.........................   6,283,251   1,419,018       0.0%
#*  K Laser Technology, Inc.....................................   2,211,601     986,292       0.0%
#   Kang Na Hsiung Enterprise Co., Ltd..........................   1,687,078     671,385       0.0%
#   Kaulin Manufacturing Co., Ltd...............................   2,570,656   1,389,091       0.0%
    KEE TAI Properties Co., Ltd.................................   1,609,000     846,355       0.0%
#   Kenmec Mechanical Engineering Co., Ltd......................   1,676,000     649,135       0.0%
    Kindom Construction Corp....................................   4,686,000   2,634,180       0.0%
    King Yuan Electronics Co., Ltd..............................  20,284,805  12,945,456       0.1%
#   King's Town Bank Co., Ltd...................................  11,492,012   9,144,992       0.1%
    King's Town Construction Co., Ltd...........................     146,380      83,514       0.0%
#*  Kinko Optical Co., Ltd......................................   1,505,000     795,582       0.0%
#*  Kinpo Electronics...........................................  19,162,375   6,221,126       0.1%
#   Kinsus Interconnect Technology Corp.........................     150,000     307,434       0.0%
    KS Terminals, Inc...........................................     783,880     952,760       0.0%
#*  Kung Sing Engineering Corp..................................   3,301,000   1,165,119       0.0%
    Kuo Toong International Co., Ltd............................       8,000       8,990       0.0%
    Kuoyang Construction Co., Ltd...............................   7,617,840   2,644,056       0.0%
    Kwong Fong Industries Corp..................................   3,063,720   1,651,550       0.0%
#*  KYE Systems Corp............................................   4,187,376   1,305,812       0.0%
#   L&K Engineering Co., Ltd....................................   1,994,000   1,147,054       0.0%
#   LAN FA Textile..............................................   3,218,713   1,225,031       0.0%
#*  LCY Chemical Corp...........................................     514,000     456,181       0.0%
#   Leader Electronics, Inc.....................................   2,094,056     617,812       0.0%
#   Lealea Enterprise Co., Ltd..................................  12,483,941   3,625,147       0.0%
#   Ledtech Electronics Corp....................................     660,000     236,148       0.0%
#   LEE CHI Enterprises Co., Ltd................................   3,466,900   1,320,938       0.0%
    Lelon Electronics Corp......................................     286,620     207,678       0.0%
#   Leofoo Development Co., Ltd.................................   4,944,774   1,632,322       0.0%
*   LES Enphants Co., Ltd.......................................     877,000     495,853       0.0%
#   Lextar Electronics Corp.....................................   5,370,000   3,008,255       0.0%
#*  Li Peng Enterprise Co., Ltd.................................   9,948,381   2,801,597       0.0%
#   Lien Hwa Industrial Corp....................................   8,526,949   5,244,365       0.1%
#   Lingsen Precision Industries, Ltd...........................   6,618,480   2,001,928       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
TAIWAN -- (Continued)
    Lite-On Semiconductor Corp..................................   3,546,729 $ 2,493,711       0.0%
    Lite-On Technology Corp.....................................  31,606,306  32,763,446       0.2%
#   Long Chen Paper Co., Ltd....................................   8,969,098   3,253,904       0.0%
#   Longwell Co.................................................   1,537,000   1,140,687       0.0%
#   Lotes Co., Ltd..............................................     755,000   2,484,365       0.0%
#   Lucky Cement Corp...........................................   3,294,000   1,038,157       0.0%
#*  Macronix International......................................  64,363,913   9,424,928       0.1%
#   Marketech International Corp................................   1,948,000   1,352,812       0.0%
#   Masterlink Securities Corp..................................  17,238,376   4,951,196       0.1%
#   Mayer Steel Pipe Corp.......................................   2,501,456   1,039,312       0.0%
    Maywufa Co., Ltd............................................     252,070     107,665       0.0%
#   Mega Financial Holding Co., Ltd............................. 121,989,915  88,888,270       0.6%
*   Megamedia Corp..............................................         782          --       0.0%
#   Meiloon Industrial Co.......................................   1,319,084     506,657       0.0%
    Mercuries & Associates Holding, Ltd.........................   1,762,937   1,156,230       0.0%
#   Mercuries Life Insurance Co., Ltd...........................   2,628,326   1,606,185       0.0%
#   Merry Electronics Co., Ltd..................................      48,000      91,928       0.0%
#   Micro-Star International Co., Ltd...........................  13,596,985  13,804,295       0.1%
#*  Microelectronics Technology, Inc............................     689,826     192,732       0.0%
#   Mirle Automation Corp.......................................     593,827     523,126       0.0%
#   Mitac Holdings Corp.........................................   8,592,725   6,702,106       0.1%
*   Mosel Vitelic, Inc..........................................   3,677,506     260,985       0.0%
#*  Motech Industries, Inc......................................   2,452,000   3,200,237       0.0%
#   MPI Corp....................................................      91,000     188,562       0.0%
    Nan Ren Lake Leisure Amusement Co., Ltd.....................   1,652,000     469,532       0.0%
#   Nan Ya Printed Circuit Board Corp...........................   3,252,000   3,284,825       0.0%
#   Nantex Industry Co., Ltd....................................   2,346,033   1,977,614       0.0%
#   Neo Solar Power Corp........................................   2,998,774   2,034,646       0.0%
    New Asia Construction & Development Corp....................   1,810,304     367,753       0.0%
    New Era Electronics Co., Ltd................................     203,000     138,568       0.0%
#*  Newmax Technology Co., Ltd..................................     207,000     112,643       0.0%
    Nien Hsing Textile Co., Ltd.................................   4,504,721   2,919,236       0.0%
#   Nishoku Technology, Inc.....................................     268,000     346,502       0.0%
*   O-TA Precision Industry Co., Ltd............................      24,000      15,198       0.0%
*   Ocean Plastics Co., Ltd.....................................     161,000     142,103       0.0%
*   Optimax Technology Corp.....................................   1,085,597     242,640       0.0%
#   OptoTech Corp...............................................   9,658,000   3,097,854       0.0%
#   Pacific Construction Co.....................................   2,529,452   1,275,094       0.0%
#   Pan Jit International, Inc..................................   6,112,837   2,417,892       0.0%
#   Pan-International Industrial Corp...........................   4,899,444   2,020,097       0.0%
#   Paragon Technologies Co., Ltd...............................   1,037,191   1,157,028       0.0%
#   Pegatron Corp...............................................  27,193,998  66,452,937       0.5%
#   Phihong Technology Co., Ltd.................................   3,860,320   1,135,861       0.0%
#   Pixart Imaging, Inc.........................................      48,000     107,254       0.0%
    Plotech Co., Ltd............................................     494,282     132,184       0.0%
#   Portwell, Inc...............................................     884,000   1,135,803       0.0%
*   Potrans Electrical Corp.....................................   1,139,000          --       0.0%
    Pou Chen Corp...............................................  24,214,550  34,152,848       0.2%
    Powertech Industrial Co., Ltd...............................     193,000      98,982       0.0%
    Powertech Technology, Inc...................................  11,052,000  24,380,281       0.2%
    President Securities Corp...................................  12,645,992   5,630,829       0.1%
*   Prime Electronics Satellitics, Inc..........................     524,000     133,664       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
TAIWAN -- (Continued)
    Prince Housing & Development Corp...........................   4,627,018 $ 1,435,565       0.0%
*   Prodisc Technology, Inc.....................................   6,185,157          --       0.0%
    Promise Technology, Inc.....................................     107,000      59,634       0.0%
#   Qisda Corp..................................................  27,863,171   9,437,117       0.1%
    Qualipoly Chemical Corp.....................................     138,000     142,060       0.0%
#   Quanta Storage, Inc.........................................   2,382,000   1,489,181       0.0%
#*  Quintain Steel Co., Ltd.....................................   5,893,629   1,026,721       0.0%
#   Radium Life Tech Co., Ltd...................................   9,469,124   3,648,987       0.0%
#   Ralec Electronic Corp.......................................     558,087     862,712       0.0%
#   Realtek Semiconductor Corp..................................      46,000      96,064       0.0%
    Rechi Precision Co., Ltd....................................      78,000      55,258       0.0%
#   Rich Development Co., Ltd...................................   6,916,054   2,222,375       0.0%
#*  Ritek Corp..................................................  44,250,622   4,009,172       0.0%
#   Rotam Global Agrosciences, Ltd..............................     195,693     196,678       0.0%
#   Ruentex Development Co., Ltd................................   1,390,446   1,688,903       0.0%
    Ruentex Industries, Ltd.....................................   1,309,000   2,411,966       0.0%
*   Sainfoin Technology Corp....................................     835,498          --       0.0%
#   Sampo Corp..................................................   9,730,925   3,922,885       0.0%
*   Sanyang Motor Co., Ltd......................................   1,751,624   1,167,056       0.0%
    SDI Corp....................................................     420,000     352,414       0.0%
#   Sesoda Corp.................................................   1,234,806   1,291,186       0.0%
    Shan-Loong Transportation Co., Ltd..........................      66,000      46,508       0.0%
#   Sheng Yu Steel Co., Ltd.....................................   1,935,000   1,058,979       0.0%
#   ShenMao Technology, Inc.....................................   1,267,000     928,628       0.0%
#   Shih Her Technologies, Inc..................................     411,000     447,246       0.0%
    Shih Wei Navigation Co., Ltd................................   2,952,288   1,182,884       0.0%
#   Shihlin Electric & Engineering Corp.........................   4,487,000   5,511,568       0.1%
#   Shin Kong Financial Holding Co., Ltd........................ 137,120,430  32,810,940       0.2%
#   Shin Zu Shing Co., Ltd......................................   1,109,000   3,578,343       0.0%
*   Shining Building Business Co., Ltd..........................      86,900      31,156       0.0%
#   Shinkong Insurance Co., Ltd.................................   3,610,412   2,493,300       0.0%
#   Shinkong Synthetic Fibers Corp..............................  25,477,754   6,958,904       0.1%
#*  Shuttle, Inc................................................   4,582,015   1,056,397       0.0%
    Sigurd Microelectronics Corp................................   6,653,047   4,475,429       0.0%
#*  Silicon Integrated Systems Corp.............................   5,609,165   1,075,297       0.0%
#   Silitech Technology Corp....................................   1,072,803     622,439       0.0%
    Sincere Navigation Corp.....................................   4,946,740   2,747,877       0.0%
*   Singatron Enterprise Co., Ltd...............................      63,000      15,636       0.0%
    Sinher Technology, Inc......................................      16,000      20,962       0.0%
    Sinkang Industries Co., Ltd.................................     357,557      99,038       0.0%
#   Sino-American Silicon Products, Inc.........................   7,775,000   9,652,869       0.1%
    Sinon Corp..................................................   6,295,877   2,731,661       0.0%
#   SinoPac Financial Holdings Co., Ltd......................... 137,255,810  45,298,962       0.3%
    Sirtec International Co., Ltd...............................      55,000      67,836       0.0%
#   Siward Crystal Technology Co., Ltd..........................   2,560,875   1,542,236       0.0%
    Soft-World International Corp...............................      39,000      77,163       0.0%
    Solar Applied Materials Technology Co.......................   1,885,000   1,205,783       0.0%
#   Solartech Energy Corp.......................................   4,093,165   2,283,604       0.0%
    Solomon Technology Corp.....................................   1,254,590     552,059       0.0%
*   Solytech Enterprise Corp....................................   3,043,000     431,285       0.0%
#   Southeast Cement Co., Ltd...................................   3,325,700   1,544,969       0.0%
#   Spirox Corp.................................................     631,661     350,696       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
TAIWAN -- (Continued)
#   Stark Technology, Inc.......................................   2,266,200 $ 1,783,801       0.0%
#   Sunonwealth Electric Machine Industry Co., Ltd..............   1,202,421     641,674       0.0%
#   Sunplus Technology Co., Ltd.................................   8,214,620   3,258,340       0.0%
#   Sunrex Technology Corp......................................   2,202,000     987,746       0.0%
#   Supreme Electronics Co., Ltd................................   4,231,260   1,805,085       0.0%
#   Sweeten Construction Co., Ltd...............................   1,335,143     645,636       0.0%
    Syncmold Enterprise Corp....................................      68,000     106,503       0.0%
#   Synnex Technology International Corp........................     324,000     341,462       0.0%
    Sysage Technology Co., Ltd..................................      96,950      85,381       0.0%
#   Systex Corp.................................................     711,801   1,371,870       0.0%
#   T-Mac Techvest PCB Co., Ltd.................................   1,603,000     611,010       0.0%
#   TA Chen Stainless Pipe......................................   8,932,730   4,326,000       0.0%
#*  Ta Chong Bank, Ltd..........................................  33,208,779  14,079,713       0.1%
#   Ta Chong Securities Co., Ltd................................     212,000      64,330       0.0%
#*  Ta Ya Electric Wire & Cable.................................   6,888,329   1,025,374       0.0%
#   TA-I Technology Co., Ltd....................................   2,110,084     952,993       0.0%
#   Tah Hsin Industrial Corp....................................   1,477,900   1,074,534       0.0%
    TAI Roun Products Co., Ltd..................................      63,000      19,400       0.0%
#   Taichung Commercial Bank Co., Ltd...........................  32,922,246  10,033,587       0.1%
#   Taiflex Scientific Co., Ltd.................................     132,000     160,038       0.0%
#   Tainan Enterprises Co., Ltd.................................   1,803,183   1,455,921       0.0%
#   Tainan Spinning Co., Ltd....................................  18,027,485   8,557,772       0.1%
    Taishin Financial Holding Co., Ltd.......................... 134,235,491  52,568,567       0.4%
#*  Taisun Enterprise Co., Ltd..................................   1,776,410     565,325       0.0%
#*  Taita Chemical Co., Ltd.....................................   2,217,864     620,918       0.0%
#*  Taiwan Business Bank........................................  58,511,129  15,024,191       0.1%
    Taiwan Cement Corp..........................................  46,493,440  51,705,562       0.4%
    Taiwan Chinsan Electronic Industrial Co., Ltd...............      31,000      35,976       0.0%
#   Taiwan Cogeneration Corp....................................   2,831,333   1,990,340       0.0%
    Taiwan Cooperative Financial Holding Co., Ltd............... 105,084,724  47,011,950       0.3%
#   Taiwan Fertilizer Co., Ltd..................................   3,928,000   5,010,873       0.1%
    Taiwan Fire & Marine Insurance Co., Ltd.....................   1,235,000     839,882       0.0%
*   Taiwan Flourescent Lamp Co., Ltd............................     756,000          --       0.0%
#   Taiwan FU Hsing Industrial Co., Ltd.........................   1,628,000   2,701,212       0.0%
*   Taiwan Glass Industry Corp..................................   9,406,710   3,719,503       0.0%
#   Taiwan Hon Chuan Enterprise Co., Ltd........................     245,932     389,954       0.0%
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd...............   1,540,000     924,841       0.0%
*   Taiwan Kolin Co., Ltd.......................................   5,797,000          --       0.0%
#   Taiwan Land Development Corp................................  11,957,258   3,947,744       0.0%
    Taiwan Line Tek Electronic..................................      76,640      37,596       0.0%
    Taiwan Mask Corp............................................   3,154,250     760,754       0.0%
    Taiwan Navigation Co., Ltd..................................   1,428,000     597,226       0.0%
#   Taiwan PCB Techvest Co., Ltd................................   3,799,946   4,220,321       0.0%
#*  Taiwan Prosperity Chemical Corp.............................     939,000     472,990       0.0%
#*  Taiwan Pulp & Paper Corp....................................   7,065,660   2,336,499       0.0%
#   Taiwan Sakura Corp..........................................   2,933,472   1,624,254       0.0%
    Taiwan Semiconductor Co., Ltd...............................   2,518,000   2,193,346       0.0%
*   Taiwan Styrene Monomer......................................   4,517,647   1,964,630       0.0%
#   Taiwan Surface Mounting Technology Corp.....................   2,895,991   2,697,525       0.0%
#   Taiwan TEA Corp.............................................  10,793,092   4,728,765       0.1%
#   Taiwan Union Technology Corp................................   3,701,000   3,156,790       0.0%
#   Taiyen Biotech Co., Ltd.....................................   2,363,217   1,765,266       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
TAIWAN -- (Continued)
#*  Tatung Co., Ltd.............................................  36,990,342 $ 6,738,544       0.1%
    Te Chang Construction Co., Ltd..............................      90,300      68,366       0.0%
    Teco Electric and Machinery Co., Ltd........................  30,879,725  26,913,893       0.2%
*   Tekcore Co., Ltd............................................     214,000      30,476       0.0%
    Test-Rite International Co., Ltd............................     673,266     421,625       0.0%
#   Tex-Ray Industrial Co., Ltd.................................     444,000     179,808       0.0%
#   Thinking Electronic Industrial Co., Ltd.....................   1,326,000   1,805,814       0.0%
    Ton Yi Industrial Corp......................................   2,357,600   1,150,540       0.0%
    Tong Hsing Electronic Industries, Ltd.......................     124,000     313,564       0.0%
    Tong Yang Industry Co., Ltd.................................   5,888,228   6,435,875       0.1%
#   Tong-Tai Machine & Tool Co., Ltd............................   3,501,447   2,596,203       0.0%
    Topco Scientific Co., Ltd...................................     741,176   1,175,730       0.0%
#   Topoint Technology Co., Ltd.................................   2,422,288   1,969,653       0.0%
#   TPK Holding Co., Ltd........................................   2,445,000   6,064,166       0.1%
    Transasia Airways Corp......................................     949,380     224,835       0.0%
    Tripod Technology Corp......................................   1,953,000   3,006,028       0.0%
    Tsann Kuen Enterprise Co., Ltd..............................      58,000      39,047       0.0%
    TSRC Corp...................................................     146,000      99,946       0.0%
    Tung Ho Steel Enterprise Corp...............................  12,887,274   6,996,490       0.1%
#   Tung Ho Textile Co., Ltd....................................   2,454,000     527,231       0.0%
    TURVO International Co., Ltd................................      25,000      51,645       0.0%
#   TXC Corp....................................................     337,000     392,753       0.0%
#   TYC Brother Industrial Co., Ltd.............................   2,728,723   1,976,083       0.0%
#*  Tycoons Group Enterprise....................................   7,958,938     997,936       0.0%
    Tyntek Corp.................................................   2,209,097   1,043,802       0.0%
    U-Ming Marine Transport Corp................................      73,000      86,411       0.0%
*   U-Tech Media Corp...........................................   1,946,799     470,038       0.0%
#   Unimicron Technology Corp...................................  23,447,363  10,264,630       0.1%
#   Union Bank Of Taiwan........................................  13,025,837   3,849,231       0.0%
#   Unitech Computer Co., Ltd...................................   1,682,739     827,817       0.0%
#   Unitech Printed Circuit Board Corp..........................   9,786,281   3,482,795       0.0%
    United Integrated Services Co., Ltd.........................   1,638,000   1,924,543       0.0%
#   United Microelectronics Corp................................ 217,495,681  79,324,196       0.5%
    Unity Opto Technology Co., Ltd..............................     182,000     127,923       0.0%
#   Universal Cement Corp.......................................   6,260,974   4,417,998       0.0%
#   Unizyx Holding Corp.........................................   6,285,000   2,420,305       0.0%
#   UPC Technology Corp.........................................  12,529,746   3,823,027       0.0%
#   USI Corp....................................................   6,948,691   2,893,030       0.0%
#   Ve Wong Corp................................................   1,616,806   1,070,082       0.0%
    Viking Tech Corp............................................      86,000      61,833       0.0%
#*  Wafer Works Corp............................................   5,572,418   1,897,125       0.0%
    Wah Hong Industrial Corp....................................     395,516     251,225       0.0%
#   Wah Lee Industrial Corp.....................................   2,011,000   2,813,195       0.0%
*   Walsin Lihwa Corp...........................................  50,267,412  12,109,692       0.1%
#   Walsin Technology Corp......................................   7,840,289   4,342,605       0.0%
#   Walton Advanced Engineering, Inc............................   5,213,853   1,535,408       0.0%
    Wan Hai Lines, Ltd..........................................   5,267,000   3,479,521       0.0%
#   Waterland Financial Holdings Co., Ltd.......................  31,935,946   7,873,203       0.1%
*   Ways Technical Corp., Ltd...................................      70,000      32,515       0.0%
*   Wei Mon Industry Co., Ltd...................................   3,885,691     107,725       0.0%
#   Weikeng Industrial Co., Ltd.................................   1,910,550   1,148,836       0.0%
#   Well Shin Technology Co., Ltd...............................   1,074,080   1,570,969       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                              PERCENTAGE
                                                                   SHARES       VALUE++     OF NET ASSETS**
                                                                 ----------- -------------- ---------------
TAIWAN -- (Continued)
#*  Wha Yu Industrial Co., Ltd..................................     333,000 $      140,523       0.0%
    Win Semiconductors Corp.....................................   5,322,923      7,222,290       0.1%
#*  Winbond Electronics Corp....................................  52,385,885     12,622,046       0.1%
    Winstek Semiconductor Co., Ltd..............................      31,000         25,217       0.0%
    Wintek Corp.................................................  20,783,484        219,656       0.0%
#   Wisdom Marine Lines Co., Ltd................................   1,691,326      1,917,170       0.0%
#   Wistron Corp................................................  39,520,494     19,879,141       0.2%
    WPG Holdings, Ltd...........................................   1,309,092      1,366,000       0.0%
#   WT Microelectronics Co., Ltd................................   6,095,954      6,823,206       0.1%
#   WUS Printed Circuit Co., Ltd................................   4,967,928      4,042,021       0.0%
#   Yageo Corp..................................................   8,045,574     12,672,257       0.1%
*   Yang Ming Marine Transport Corp.............................  19,102,676      5,793,409       0.1%
#   YC Co., Ltd.................................................   6,072,104      2,240,318       0.0%
#   YC INOX Co., Ltd............................................   4,779,667      2,882,322       0.0%
    Yea Shin International Development Co., Ltd.................     286,830        133,171       0.0%
#   YFY, Inc....................................................  19,386,847      6,673,561       0.1%
#   Yi Jinn Industrial Co., Ltd.................................   2,872,936      1,208,840       0.0%
#   Yieh Phui Enterprise Co., Ltd...............................  17,825,384      4,245,515       0.0%
#*  Young Fast Optoelectronics Co., Ltd.........................   2,077,000        766,224       0.0%
    Young Optics, Inc...........................................      48,000         59,628       0.0%
#   Youngtek Electronics Corp...................................     801,047      1,171,131       0.0%
#   Yuanta Financial Holding Co., Ltd........................... 135,094,603     53,081,157       0.4%
#   Yulon Motor Co., Ltd........................................  13,257,572     14,033,819       0.1%
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.............     243,687        500,385       0.0%
#   Zenitron Corp...............................................   3,194,000      1,562,519       0.0%
#   Zig Sheng Industrial Co., Ltd...............................   7,064,352      2,052,295       0.0%
    Zinwell Corp................................................   1,714,000      2,102,466       0.0%
    ZongTai Real Estate Development Co., Ltd....................     174,800         72,459       0.0%
                                                                             --------------      ----
TOTAL TAIWAN....................................................              2,357,634,665      15.6%
                                                                             --------------      ----

THAILAND -- (3.0%)
    AAPICO Hitech PCL(B013L48)..................................     681,760        243,434       0.0%
    AAPICO Hitech PCL(B013KZ2)..................................      63,300         22,602       0.0%
*   AJ Plast PCL................................................   2,031,400        382,663       0.0%
    Amata Corp. PCL.............................................   1,356,990        522,690       0.0%
    AP Thailand PCL.............................................  31,739,730      5,354,281       0.1%
    Asia Plus Group Holdings PCL................................   8,328,700        866,414       0.0%
    Bangchak Petroleum PCL (The)................................   9,410,900      9,525,336       0.1%
    Bangkok Bank PCL(6077019)...................................     616,800      2,904,730       0.0%
    Bangkok Bank PCL(6368360)...................................   3,985,300     18,768,194       0.1%
    Bangkok Expressway PCL......................................   6,336,300      6,413,349       0.1%
    Bangkok Insurance PCL.......................................     212,828      2,130,225       0.0%
    Bangkok Land PCL............................................ 114,749,900      5,065,224       0.0%
    Banpu PCL...................................................  21,519,500     13,129,209       0.1%
    Cal-Comp Electronics Thailand PCL...........................  32,938,714      2,944,967       0.0%
    Charoen Pokphand Foods PCL..................................  26,958,100     15,689,398       0.1%
    Charoong Thai Wire & Cable PCL..............................   1,255,800        335,421       0.0%
    Delta Electronics Thailand PCL..............................   2,162,700      5,138,066       0.1%
    Eastern Water Resources Development and Management PCL......   4,778,300      1,518,094       0.0%
*   Esso Thailand PCL...........................................  20,984,400      3,303,933       0.0%
*   G J Steel PCL...............................................  45,483,925        281,337       0.0%
*   G Steel PCL.................................................   4,934,700         41,623       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
THAILAND -- (Continued)
    GFPT PCL....................................................     930,500 $    274,696       0.0%
    Hana Microelectronics PCL...................................   5,180,100    5,024,628       0.0%
    ICC International PCL.......................................   2,670,100    2,899,631       0.0%
    Indorama Ventures PCL.......................................   7,479,000    4,857,381       0.0%
    IRPC PCL.................................................... 150,977,300   17,318,827       0.1%
    Kang Yong Electric PCL......................................       8,200       68,012       0.0%
    KGI Securities Thailand PCL.................................  21,624,600    2,054,998       0.0%
    Khon Kaen Sugar Industry PCL................................   1,926,520      222,077       0.0%
    Kiatnakin Bank PCL..........................................   5,739,600    5,405,963       0.1%
    Krung Thai Bank PCL.........................................  64,233,500   30,881,925       0.2%
    Laguna Resorts & Hotels PCL.................................   1,022,500      740,265       0.0%
    Lanna Resources PCL.........................................     846,100      259,295       0.0%
    LH Financial Group PCL......................................   3,042,946      139,453       0.0%
    MBK PCL.....................................................     266,100      104,742       0.0%
    MCOT PCL....................................................   1,046,600      300,143       0.0%
    MK Real Estate Development PCL..............................   2,961,100      386,294       0.0%
    Nation Multimedia Group PCL.................................   3,462,900      146,042       0.0%
    Polyplex Thailand PCL.......................................   2,762,900      668,052       0.0%
*   Precious Shipping PCL.......................................  12,697,650    2,427,610       0.0%
    Property Perfect PCL........................................  35,210,800      910,774       0.0%
    PTT Exploration & Production PCL............................  12,919,200   26,515,825       0.2%
    PTT Global Chemical PCL.....................................  34,323,041   53,799,382       0.4%
    PTT PCL.....................................................  19,096,000  147,646,025       1.0%
    Quality Houses PCL..........................................  12,676,997      912,437       0.0%
    Regional Container Lines PCL................................   5,818,900    1,104,311       0.0%
    Rojana Industrial Park PCL..................................     876,973      157,802       0.0%
    Saha Pathana Inter-Holding PCL..............................   2,801,300    1,937,499       0.0%
    Saha Pathanapibul PCL.......................................   1,594,833    1,804,795       0.0%
    Saha-Union PCL..............................................   2,875,400    3,072,052       0.0%
*   Sahaviriya Steel Industries PCL............................. 101,521,540      142,717       0.0%
    Sansiri PCL.................................................  99,358,566    4,776,921       0.0%
    SC Asset Corp PCL...........................................  34,158,553    2,765,914       0.0%
    Siam Future Development PCL.................................   6,855,846    1,137,260       0.0%
    Siamgas & Petrochemicals PCL................................   5,910,300    1,877,736       0.0%
    Somboon Advance Technology PCL..............................   3,436,300    1,671,413       0.0%
    Sri Ayudhya Capital PCL.....................................      85,100       86,733       0.0%
    Sri Trang Agro-Industry PCL.................................   8,919,300    2,833,713       0.0%
    Srithai Superware PCL.......................................  21,358,000    1,405,151       0.0%
*   Tata Steel Thailand PCL.....................................  48,610,300      806,356       0.0%
*   Thai Airways International PCL..............................  18,032,611    5,120,668       0.1%
    Thai Carbon Black PCL.......................................     441,000      306,254       0.0%
    Thai Oil PCL................................................  12,832,400   19,572,860       0.1%
    Thai Rayon PCL..............................................      58,700       50,337       0.0%
    Thai Stanley Electric PCL(B01GKM8)..........................      43,100      214,485       0.0%
    Thai Stanley Electric PCL(B01GKK6)..........................     174,600      868,889       0.0%
    Thai Wacoal PCL.............................................      85,000      123,972       0.0%
    Thanachart Capital PCL......................................  10,586,900    9,971,495       0.1%
    Thitikorn PCL...............................................     962,200      257,001       0.0%
    Thoresen Thai Agencies PCL..................................  16,220,378    4,697,263       0.0%
    Ticon Industrial Connection PCL.............................     653,000      220,314       0.0%
    Tisco Financial Group PCL...................................   2,090,100    2,218,353       0.0%
    TMB Bank PCL................................................   7,794,200      582,908       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                            PERCENTAGE
                                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                                 ----------- ------------ ---------------
THAILAND -- (Continued)
    Total Access Communication PCL..............................................   2,754,780 $  5,266,747       0.1%
    TPI Polene PCL.............................................................. 123,762,440    8,768,717       0.1%
    Vanachai Group PCL..........................................................   8,487,020    3,865,600       0.0%
    Vinythai PCL................................................................   6,688,917    1,767,789       0.0%
                                                                                             ------------       ---
TOTAL THAILAND..................................................................              487,999,692       3.2%
                                                                                             ------------       ---

TURKEY -- (1.8%)
    Adana Cimento Sanayii TAS Class A...........................................   1,072,051    2,415,884       0.0%
    Akbank TAS..................................................................  13,893,081   35,604,306       0.3%
#*  Akenerji Elektrik Uretim A.S................................................   3,402,504    1,084,061       0.0%
#   Akfen Holding A.S...........................................................     839,567    2,358,068       0.0%
    Aksa Akrilik Kimya Sanayii AS...............................................   1,599,987    5,868,417       0.1%
    Aksigorta A.S...............................................................     877,125      558,600       0.0%
#   Alarko Holding A.S..........................................................   1,421,235    1,590,813       0.0%
    Albaraka Turk Katilim Bankasi A.S...........................................   3,428,318    1,633,363       0.0%
    Anadolu Anonim Tuerk Sigorta Sirketi........................................   4,326,842    2,285,576       0.0%
#*  Anadolu Cam Sanayii A.S.....................................................   2,862,472    2,128,395       0.0%
#   Anadolu Efes Biracilik Ve Malt Sanayii A.S..................................     214,863    1,693,581       0.0%
#   Aygaz A.S...................................................................   1,020,159    3,829,653       0.0%
    Baticim Bati Anadolu Cimento Sanayii A.S....................................     462,335    1,028,402       0.0%
*   Bolu Cimento Sanayii A.S....................................................     729,595    1,381,690       0.0%
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S...............................     875,453    1,878,452       0.0%
*   Boyner Perakende Ve Tekstil Yatirimlari AS..................................      40,468      833,639       0.0%
    Cimsa Cimento Sanayi VE Ticaret A.S.........................................      35,085      191,083       0.0%
*   Deva Holding A.S............................................................     393,139      503,393       0.0%
#*  Dogan Sirketler Grubu Holding A.S...........................................  16,834,393    3,574,626       0.0%
#   Eczacibasi Yatirim Holding Ortakligi A.S....................................     231,982      775,703       0.0%
    EGE Seramik Sanayi ve Ticaret A.S...........................................     765,625    1,029,610       0.0%
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S...   1,771,651    1,474,125       0.0%
    Enka Insaat ve Sanayi A.S...................................................     262,673      464,976       0.0%
#   Eregli Demir ve Celik Fabrikalari TAS.......................................  22,656,432   32,109,193       0.2%
    Gentas Genel Metal Sanayi ve Ticaret A.S....................................      33,892       13,127       0.0%
#*  Global Yatirim Holding A.S..................................................   2,667,336    1,624,213       0.0%
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.........................      15,881      344,034       0.0%
#   GSD Holding AS..............................................................   4,585,286    1,883,968       0.0%
#*  Hurriyet Gazetecilik ve Matbaacilik AS......................................   2,665,913      584,363       0.0%
#*  Ihlas Holding A.S...........................................................  12,700,332    1,090,650       0.0%
*   Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS.........................   1,771,050    1,061,888       0.0%
    Is Finansal Kiralama A.S....................................................   3,024,241      787,548       0.0%
    Is Yatirim Menkul Degerler A.S. Class A.....................................     515,160      174,837       0.0%
#*  Izmir Demir Celik Sanayi A.S................................................     412,878      260,123       0.0%
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A.................   1,652,031      916,499       0.0%
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S......................................   1,409,780      666,757       0.0%
    KOC Holding A.S.............................................................   3,579,962   16,168,451       0.1%
*   Koza Anadolu Metal Madencilik Isletmeleri A.S...............................   1,412,866      745,974       0.0%
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.................................   4,462,291    1,023,870       0.0%
#*  Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.......................     743,857      894,241       0.0%
    Pinar Entegre Et ve Un Sanayi A.S...........................................     326,161    1,246,570       0.0%
    Pinar SUT Mamulleri Sanayii A.S.............................................      79,239      517,241       0.0%
*   Raks Elektronik Sanayi ve Ticaret A.S.......................................       5,859           --       0.0%
*   Sabah Yayincilik............................................................      31,938           --       0.0%
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S..........................   1,681,250    1,412,021       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                              PERCENTAGE
                                                                   SHARES       VALUE++     OF NET ASSETS**
                                                                 ---------- --------------- ---------------
TURKEY -- (Continued)
#*  Sekerbank TAS...............................................  8,231,849 $     4,367,448       0.1%
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S....................  2,708,380       2,235,885       0.0%
    Soda Sanayii A.S............................................  1,916,642       3,169,407       0.0%
#   Tekfen Holding A.S..........................................  1,878,054       2,681,653       0.0%
#   Trakya Cam Sanayi A.S.......................................  6,575,184       4,340,846       0.1%
*   Turcas Petrol A.S...........................................         --              --       0.0%
*   Turk Hava Yollari AO........................................ 12,505,708      36,873,831       0.3%
    Turkiye Halk Bankasi A.S....................................  2,862,590      10,723,814       0.1%
    Turkiye Is Bankasi Class C.................................. 19,147,931      32,634,723       0.2%
#   Turkiye Sinai Kalkinma Bankasi A.S..........................  8,784,535       4,633,814       0.1%
    Turkiye Sise ve Cam Fabrikalari A.S......................... 13,902,080      15,910,681       0.1%
#   Turkiye Vakiflar Bankasi Tao Class D........................  9,463,634      13,471,233       0.1%
#*  Vestel Elektronik Sanayi ve Ticaret A.S.....................  1,496,410       2,530,736       0.0%
#   Yapi ve Kredi Bankasi A.S...................................  8,878,932      10,785,436       0.1%
#*  Zorlu Enerji Elektrik Uretim A.S............................  1,130,962         592,142       0.0%
                                                                            ---------------      ----
TOTAL TURKEY....................................................                282,663,633       1.9%
                                                                            ---------------      ----
TOTAL COMMON STOCKS.............................................             14,618,820,089      96.9%
                                                                            ---------------      ----

PREFERRED STOCKS -- (2.3%)
BRAZIL -- (2.2%)
    Alpargatas SA...............................................        900           1,925       0.0%
*   Banco ABC Brasil SA(BYT8JC7)................................     44,036          94,488       0.0%
    Banco ABC Brasil SA(B23DMP8)................................  1,124,040       2,478,950       0.0%
    Banco Bradesco SA...........................................    929,497       5,063,746       0.1%
    Banco Daycoval SA...........................................    645,148       1,471,520       0.0%
    Banco do Estado do Rio Grande do Sul SA Class B.............    957,068       1,487,070       0.0%
*   Banco Industrial e Comercial SA.............................  1,675,900       3,585,115       0.0%
    Banco Pan SA................................................  1,817,592         707,322       0.0%
    Banco Pine SA...............................................    436,030         452,704       0.0%
    Banco Sofisa SA.............................................    545,100         296,712       0.0%
    Braskem SA Class A..........................................  1,492,097       8,422,726       0.1%
    Cia Brasileira de Distribuicao..............................    132,900       1,748,776       0.0%
    Cia Ferro Ligas da Bahia - Ferbasa..........................    906,134       1,735,335       0.0%
    Eucatex SA Industria e Comercio.............................    353,288         260,061       0.0%
    Gerdau SA...................................................  2,488,499       3,500,074       0.0%
    Makira Empreendimentos SA................................... 76,627,500       2,185,639       0.0%
    Marcopolo SA................................................  4,028,971       2,035,503       0.0%
    Parana Banco SA.............................................     94,100         224,276       0.0%
*   Petroleo Brasileiro SA...................................... 24,151,569      48,244,321       0.3%
#*  Petroleo Brasileiro SA Sponsored ADR........................ 22,171,529      88,464,401       0.6%
    Randon SA Implementos e Participacoes.......................  2,827,700       2,073,726       0.0%
    Suzano Papel e Celulose SA Class A..........................  8,164,671      35,016,252       0.2%
    Unipar Carbocloro SA Class B................................    925,874         936,818       0.0%
    Usinas Siderurgicas de Minas Gerais SA Class A..............  5,529,226       3,982,426       0.0%
    Vale SA..................................................... 26,922,000      97,935,556       0.7%
    Vale SA Sponsored ADR....................................... 14,589,239      52,521,260       0.4%
                                                                            ---------------      ----
TOTAL BRAZIL....................................................                364,926,702       2.4%
                                                                            ---------------      ----

CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B................................     33,558          58,113       0.0%
                                                                            ---------------      ----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                PERCENTAGE
                                                                    SHARES        VALUE++     OF NET ASSETS**
                                                                  ----------- --------------- ---------------
COLOMBIA -- (0.1%)
     Avianca Holdings SA.........................................     310,253 $       158,500        0.0%
     Grupo Argos SA..............................................      92,149         546,469        0.0%
     Grupo de Inversiones Suramericana SA........................     940,365      11,802,441        0.1%
TOTAL COLOMBIA                                                                     12,507,410        0.1%
                                                                              ---------------      -----
TOTAL PREFERRED STOCKS...........................................                 377,492,225        2.5%
                                                                              ---------------      -----

RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
*    Real Nutriceutical Group, Ltd. Rights 11/05/15..............   2,485,350          32,066        0.0%
                                                                              ---------------      -----
MALAYSIA -- (0.0%)
*    CB Industrial Product Holdings Bhd Warrants 11/06/19........     142,735          11,130        0.0%
*    Eastern & Oriental Bhd Warrants 07/21/19....................     571,537          28,604        0.0%
*    LBS Bina Group Bhd Warrants 10/04/20........................     870,600          53,703        0.0%
*    O.S.K. Holdings Bhd Warrants 07/22/20.......................   1,793,868         139,885        0.0%
*    WCT Holdings Bhd Warrants 08/27/20..........................     423,454          13,800        0.0%
                                                                              ---------------      -----
TOTAL MALAYSIA...................................................                     247,122        0.0%
                                                                              ---------------      -----

POLAND -- (0.0%)
*    Hawe SA Rights 09/30/15.....................................     952,876              --        0.0%
                                                                              ---------------      -----
SOUTH KOREA -- (0.0%)
*    Mirae Asset Securities Co., Ltd. Rights 11/05/15............     274,984         651,249        0.0%
#*   SK Chemicals Co., Ltd. Rights 12/04/15......................      25,176         211,999        0.0%
*    Sungchang Enterprise Holdings, Ltd. Rights 12/14/15.........       3,355          16,922        0.0%
                                                                              ---------------      -----
TOTAL SOUTH KOREA................................................                     880,170        0.0%
                                                                              ---------------      -----

TAIWAN -- (0.0%)
*    Taichung Commercial Bank Rights 11/23/15....................   1,218,263              --        0.0%
                                                                              ---------------      -----
TOTAL RIGHTS/WARRANTS............................................                   1,159,358        0.0%
                                                                              ---------------      -----
TOTAL INVESTMENT SECURITIES......................................              14,997,471,672
                                                                              ---------------

                                                                                  VALUE+
                                                                              ---------------
SECURITIES LENDING COLLATERAL -- (7.3%)
(S)@ DFA Short Term Investment Fund.............................. 101,513,583   1,174,512,160        7.8%
                                                                              ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $19,193,170,809).............             $16,171,983,832      107.2%
                                                                              ===============      =====

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

Summary of the Fund's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                          INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -----------------------------------------------------------
                                    LEVEL 1         LEVEL 2       LEVEL 3         TOTAL
                                 -------------- --------------- ------------ ---------------
Common Stocks
   Brazil....................... $  269,349,848 $   427,887,886           -- $   697,237,734
   Chile........................     80,710,975     157,412,554           --     238,123,529
   China........................    198,523,609   2,066,198,558           --   2,264,722,167
   Colombia.....................     27,307,607              --           --      27,307,607
   Czech Republic...............             --      39,873,421           --      39,873,421
   Greece.......................             --      11,242,260           --      11,242,260
   Hungary......................             --      77,749,597           --      77,749,597
   India........................    159,698,710   1,538,305,990           --   1,698,004,700
   Indonesia....................      5,925,352     384,265,279           --     390,190,631
   Israel.......................             --               3           --               3
   Malaysia.....................             --     566,388,312           --     566,388,312
   Mexico.......................    999,406,808             920           --     999,407,728
   Philippines..................             --     199,749,737           --     199,749,737
   Poland.......................             --     312,692,536           --     312,692,536
   Russia.......................        431,452     333,655,013           --     334,086,465
   South Africa.................    148,029,244   1,120,276,276           --   1,268,305,520
   South Korea..................    258,167,871   2,107,272,281           --   2,365,440,152
   Taiwan.......................     26,998,912   2,330,635,753           --   2,357,634,665
   Thailand.....................    484,976,089       3,023,603           --     487,999,692
   Turkey.......................             --     282,663,633           --     282,663,633
Preferred Stocks
   Brazil.......................    141,080,149     223,846,553           --     364,926,702
   Chile........................             --          58,113           --          58,113
   Colombia.....................     12,507,410              --           --      12,507,410
Rights/Warrants
   Hong Kong....................             --          32,066           --          32,066
   Malaysia.....................             --         247,122           --         247,122
   Poland.......................             --              --           --              --
   South Korea..................             --         880,170           --         880,170
   Taiwan.......................             --              --           --              --
Securities Lending Collateral...             --   1,174,512,160           --   1,174,512,160
                                 -------------- --------------- ------------ ---------------
TOTAL........................... $2,813,114,036 $13,358,869,796           -- $16,171,983,832
                                 ============== =============== ============ ===============

                      U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
COMMON STOCKS -- (87.5%)
Consumer Discretionary -- (14.1%)
*   1-800-Flowers.com, Inc. Class A                            4,043 $   40,147             0.0%
    A. H. Belo Corp. Class A                                   1,763      9,538             0.0%
    Aaron's, Inc.                                              7,257    179,030             0.0%
#   Abercrombie & Fitch Co. Class A                            5,896    124,936             0.0%
    Advance Auto Parts, Inc.                                   1,545    306,574             0.1%
*   Amazon.com, Inc.                                           3,400  2,128,060             0.4%
    AMC Entertainment Holdings, Inc. Class A                   1,949     53,344             0.0%
#*  AMC Networks, Inc. Class A                                 2,764    204,232             0.0%
#*  America's Car-Mart, Inc.                                   1,100     37,664             0.0%
*   American Axle & Manufacturing Holdings, Inc.               5,209    115,431             0.0%
#   American Eagle Outfitters, Inc.                           17,493    267,293             0.1%
#*  American Public Education, Inc.                            2,102     45,676             0.0%
*   Apollo Education Group, Inc.                               7,336     53,259             0.0%
    Aramark                                                   13,952    423,443             0.1%
#   Arctic Cat, Inc.                                           1,500     30,810             0.0%
    Ark Restaurants Corp.                                        120      2,839             0.0%
*   Asbury Automotive Group, Inc.                              3,749    296,921             0.1%
#*  Ascena Retail Group, Inc.                                 21,820    290,642             0.1%
#*  Ascent Capital Group, Inc. Class A                           900     19,602             0.0%
#   Autoliv, Inc.                                              4,570    554,067             0.1%
*   AutoNation, Inc.                                           8,474    535,472             0.1%
*   AutoZone, Inc.                                               400    313,764             0.1%
*   Ballantyne Strong, Inc.                                      900      3,933             0.0%
#*  Barnes & Noble Education, Inc.                             4,249     62,673             0.0%
    Barnes & Noble, Inc.                                       6,724     87,345             0.0%
    Bassett Furniture Industries, Inc.                         1,200     38,352             0.0%
#*  Beazer Homes USA, Inc.                                     1,140     16,234             0.0%
#   bebe stores, Inc.                                         14,150     15,707             0.0%
#*  Bed Bath & Beyond, Inc.                                    5,950    354,798             0.1%
*   Belmond, Ltd. Class A                                     11,073    118,924             0.0%
#   Best Buy Co., Inc.                                        23,322    816,970             0.1%
    Big 5 Sporting Goods Corp.                                 2,401     21,969             0.0%
    Big Lots, Inc.                                             6,817    314,264             0.1%
*   Biglari Holdings, Inc.                                        52     19,975             0.0%
    Bloomin' Brands, Inc.                                     19,191    325,671             0.1%
#*  Blue Nile, Inc.                                            1,050     35,805             0.0%
#   Bob Evans Farms, Inc.                                      2,625    113,584             0.0%
#   Bon-Ton Stores, Inc. (The)                                 1,300      4,095             0.0%
*   Books-A-Million, Inc.                                        600      1,902             0.0%
    BorgWarner, Inc.                                          14,632    626,542             0.1%
*   Bridgepoint Education, Inc.                                4,786     37,092             0.0%
*   Bright Horizons Family Solutions, Inc.                     4,941    316,323             0.1%
#   Brinker International, Inc.                                3,391    154,324             0.0%
#   Brunswick Corp.                                            6,416    345,245             0.1%
#   Buckle, Inc. (The)                                         1,193     42,280             0.0%
*   Build-A-Bear Workshop, Inc.                                2,400     37,344             0.0%
*   Burlington Stores, Inc.                                    3,083    148,231             0.0%
#*  Cabela's, Inc.                                             7,890    309,051             0.1%
*   Cable One, Inc.                                              500    216,720             0.0%
#   Cablevision Systems Corp. Class A                         10,800    351,972             0.1%
#*  CalAtlantic Group, Inc.                                    9,981    380,176             0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Consumer Discretionary -- (Continued)
    Caleres, Inc.                                              4,171 $  127,466             0.0%
#   Callaway Golf Co.                                          5,865     58,357             0.0%
*   Cambium Learning Group, Inc.                               2,515     12,097             0.0%
#   Capella Education Co.                                      1,786     80,638             0.0%
*   Career Education Corp.                                     6,948     25,082             0.0%
#*  CarMax, Inc.                                              11,495    678,320             0.1%
*   Carmike Cinemas, Inc.                                      1,500     38,415             0.0%
    Carnival Corp.                                             6,748    364,932             0.1%
#   Carriage Services, Inc.                                    1,852     39,837             0.0%
*   Carrols Restaurant Group, Inc.                             3,178     37,373             0.0%
    Carter's, Inc.                                             3,883    352,887             0.1%
    Cato Corp. (The) Class A                                   2,682    101,272             0.0%
#*  Cavco Industries, Inc.                                       680     67,048             0.0%
#   CBS Corp. Class A                                            234     11,839             0.0%
    CBS Corp. Class B                                          9,928    461,851             0.1%
*   Charles & Colvard, Ltd.                                      612        832             0.0%
#*  Charter Communications, Inc. Class A                       1,993    380,543             0.1%
#   Cheesecake Factory, Inc. (The)                             6,109    294,454             0.1%
#*  Cherokee, Inc.                                               813     14,756             0.0%
#   Chico's FAS, Inc.                                         15,122    208,986             0.0%
#   Children's Place, Inc. (The)                               2,085    111,902             0.0%
*   Chipotle Mexican Grill, Inc.                                 300    192,069             0.0%
    Choice Hotels International, Inc.                          2,560    133,914             0.0%
#*  Christopher & Banks Corp.                                  3,927      5,733             0.0%
    Cinemark Holdings, Inc.                                   12,924    458,027             0.1%
    Citi Trends, Inc.                                          1,712     45,488             0.0%
#*  Clear Channel Outdoor Holdings, Inc. Class A               1,900     14,212             0.0%
    ClubCorp Holdings, Inc.                                    8,457    172,861             0.0%
    Coach, Inc.                                               12,976    404,851             0.1%
#   Collectors Universe, Inc.                                    700     12,103             0.0%
#   Columbia Sportswear Co.                                    4,896    268,546             0.1%
    Comcast Corp. Class A                                     89,942  5,632,168             0.9%
    Comcast Corp. Special Class A                             18,144  1,137,810             0.2%
#*  Conn's, Inc.                                               3,060     58,048             0.0%
    Cooper Tire & Rubber Co.                                   6,800    284,172             0.1%
#*  Cooper-Standard Holding, Inc.                                691     44,943             0.0%
#   Cracker Barrel Old Country Store, Inc.                     2,323    319,320             0.1%
#*  Crocs, Inc.                                                6,759     72,997             0.0%
#*  Crown Media Holdings, Inc. Class A                        16,972     98,268             0.0%
#   CSS Industries, Inc.                                         770     21,021             0.0%
    CST Brands, Inc.                                           9,159    329,083             0.1%
    Culp, Inc.                                                 1,205     36,162             0.0%
*   Cumulus Media, Inc. Class A                                6,797      3,121             0.0%
    Dana Holding Corp.                                        21,346    358,613             0.1%
#*  Deckers Outdoor Corp.                                      3,337    185,737             0.0%
    Delphi Automotive P.L.C.                                   3,700    307,803             0.1%
#*  Delta Apparel, Inc.                                          600      9,858             0.0%
*   Denny's Corp.                                              5,832     63,919             0.0%
#   Destination Maternity Corp.                                1,363      9,446             0.0%
*   Destination XL Group, Inc.                                 3,677     21,474             0.0%
#   DeVry Education Group, Inc.                                5,721    134,787             0.0%
#*  Diamond Resorts International, Inc.                        6,367    181,077             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Consumer Discretionary -- (Continued)
#   Dick's Sporting Goods, Inc.                                 9,103 $  405,539             0.1%
#   Dillard's, Inc. Class A                                     4,423    395,770             0.1%
    DineEquity, Inc.                                            3,003    250,600             0.1%
#*  Discovery Communications, Inc. Class A                      9,600    282,624             0.1%
*   Discovery Communications, Inc. Class C                     17,222    473,949             0.1%
*   DISH Network Corp. Class A                                  2,278    143,446             0.0%
#*  Dixie Group, Inc. (The)                                     1,369      8,994             0.0%
    Dollar General Corp.                                        9,030    611,963             0.1%
#*  Dollar Tree, Inc.                                           5,450    356,920             0.1%
#   Domino's Pizza, Inc.                                        2,600    277,342             0.1%
#*  Dorman Products, Inc.                                       4,152    193,815             0.0%
    DR Horton, Inc.                                            13,343    392,818             0.1%
#*  DreamWorks Animation SKG, Inc. Class A                      6,140    124,274             0.0%
    Drew Industries, Inc.                                       3,148    188,345             0.0%
#   DSW, Inc. Class A                                           8,403    209,571             0.0%
#   Dunkin' Brands Group, Inc.                                  4,852    200,921             0.0%
*   Emerson Radio Corp.                                         1,100      1,375             0.0%
*   Entercom Communications Corp. Class A                       2,874     31,729             0.0%
    Entravision Communications Corp. Class A                    7,957     69,703             0.0%
#   Escalade, Inc.                                              1,450     21,504             0.0%
    Ethan Allen Interiors, Inc.                                 2,800     76,188             0.0%
#*  EVINE Live, Inc.                                            3,340      8,617             0.0%
    EW Scripps Co. (The) Class A                                5,597    123,470             0.0%
    Expedia, Inc.                                               2,653    361,604             0.1%
*   Express, Inc.                                              10,771    207,880             0.0%
#*  Famous Dave's Of America, Inc.                                843      9,703             0.0%
#*  Federal-Mogul Holdings Corp.                                8,186     63,442             0.0%
#*  Fiesta Restaurant Group, Inc.                               1,467     51,873             0.0%
#   Finish Line, Inc. (The) Class A                             5,243     97,677             0.0%
#*  Five Below, Inc.                                            4,041    138,768             0.0%
    Flexsteel Industries, Inc.                                    648     28,182             0.0%
    Foot Locker, Inc.                                           9,022    611,240             0.1%
    Ford Motor Co.                                            167,143  2,475,388             0.4%
#*  Fossil Group, Inc.                                          3,088    168,018             0.0%
#*  Fox Factory Holding Corp.                                   5,023     89,158             0.0%
*   Francesca's Holdings Corp.                                  4,910     69,771             0.0%
#   Fred's, Inc. Class A                                        4,237     58,598             0.0%
*   FTD Cos., Inc.                                              2,211     62,616             0.0%
#*  G-III Apparel Group, Ltd.                                   3,988    219,699             0.0%
#*  Gaiam, Inc. Class A                                           597      4,089             0.0%
#   GameStop Corp. Class A                                     13,200    608,124             0.1%
*   Gaming Partners International Corp.                           400      3,712             0.0%
#   Gannett Co., Inc.                                           5,008     79,227             0.0%
#   Gap, Inc. (The)                                             9,308    253,364             0.1%
    Garmin, Ltd.                                                7,197    255,278             0.1%
    General Motors Co.                                         54,544  1,904,131             0.3%
*   Genesco, Inc.                                               2,198    137,705             0.0%
    Gentex Corp.                                               30,732    503,697             0.1%
#*  Gentherm, Inc.                                              3,912    192,314             0.0%
#   Genuine Parts Co.                                           6,000    544,560             0.1%
    GNC Holdings, Inc. Class A                                 11,330    337,067             0.1%
    Goodyear Tire & Rubber Co. (The)                           17,751    582,943             0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Consumer Discretionary -- (Continued)
#*  GoPro, Inc. Class A                                        1,877 $   46,925             0.0%
#*  Gordmans Stores, Inc.                                      1,178      3,640             0.0%
    Graham Holdings Co. Class B                                  500    276,235             0.1%
#*  Grand Canyon Education, Inc.                               5,902    245,287             0.0%
*   Gray Television, Inc.                                      7,293    115,886             0.0%
*   Green Brick Partners, Inc.                                 4,161     43,899             0.0%
#   Group 1 Automotive, Inc.                                   2,694    234,243             0.0%
#*  Groupon, Inc.                                             12,334     45,759             0.0%
#   Guess?, Inc.                                               6,685    140,719             0.0%
#   H&R Block, Inc.                                            6,388    238,017             0.0%
    Hanesbrands, Inc.                                          9,600    306,624             0.1%
#   Harley-Davidson, Inc.                                     12,315    608,977             0.1%
    Harman International Industries, Inc.                      3,536    388,819             0.1%
    Harte-Hanks, Inc.                                          7,584     32,232             0.0%
#   Hasbro, Inc.                                               2,562    196,838             0.0%
    Haverty Furniture Cos., Inc.                               2,057     48,154             0.0%
*   Helen of Troy, Ltd.                                        2,520    250,009             0.1%
#*  hhgregg, Inc.                                              2,852     15,401             0.0%
*   Hibbett Sports, Inc.                                       2,337     79,832             0.0%
    Hilton Worldwide Holdings, Inc.                           12,434    310,726             0.1%
    Home Depot, Inc. (The)                                    13,337  1,648,987             0.3%
    Hooker Furniture Corp.                                       554     13,750             0.0%
*   Horizon Global Corp.                                       1,406     12,359             0.0%
*   Houghton Mifflin Harcourt Co.                             10,970    214,902             0.0%
    HSN, Inc.                                                  3,549    219,506             0.0%
#*  Hyatt Hotels Corp. Class A                                   906     45,662             0.0%
#*  Iconix Brand Group, Inc.                                   5,768     88,366             0.0%
#*  Installed Building Products, Inc.                          1,601     35,462             0.0%
    International Speedway Corp. Class A                       2,160     74,930             0.0%
    Interpublic Group of Cos., Inc. (The)                      9,100    208,663             0.0%
#   Interval Leisure Group, Inc.                               5,640     99,546             0.0%
*   Intrawest Resorts Holdings, Inc.                             910      8,154             0.0%
*   iRobot Corp.                                               1,239     37,182             0.0%
#*  ITT Educational Services, Inc.                               800      2,640             0.0%
*   J Alexander's Holdings, Inc.                                 721      6,950             0.0%
    Jack in the Box, Inc.                                      2,815    209,802             0.0%
#*  JAKKS Pacific, Inc.                                          496      3,928             0.0%
#*  Jamba, Inc.                                                1,100     14,575             0.0%
#*  JC Penney Co., Inc.                                       21,941    201,199             0.0%
    John Wiley & Sons, Inc. Class A                            5,026    263,011             0.1%
    John Wiley & Sons, Inc. Class B                              312     16,358             0.0%
    Johnson Controls, Inc.                                    22,242  1,004,894             0.2%
    Johnson Outdoors, Inc. Class A                               666     14,272             0.0%
    Journal Media Group, Inc.                                  1,638     20,049             0.0%
*   K12, Inc.                                                  4,300     41,753             0.0%
#*  Kate Spade & Co.                                           3,795     68,196             0.0%
#   KB Home                                                    6,016     78,810             0.0%
    Kirkland's, Inc.                                           2,193     50,417             0.0%
    Kohl's Corp.                                              12,893    594,625             0.1%
*   Krispy Kreme Doughnuts, Inc.                               4,347     59,510             0.0%
    L Brands, Inc.                                             2,900    278,342             0.1%
*   La Quinta Holdings, Inc.                                  10,470    158,621             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Consumer Discretionary -- (Continued)
    La-Z-Boy, Inc.                                             5,515 $  157,453             0.0%
*   Lakeland Industries, Inc.                                    300      3,705             0.0%
#*  Lands' End, Inc.                                           1,188     29,320             0.0%
    Lear Corp.                                                 5,197    649,937             0.1%
#*  Lee Enterprises, Inc.                                      1,100      2,189             0.0%
    Leggett & Platt, Inc.                                      3,142    141,484             0.0%
#   Lennar Corp. Class A                                       6,897    345,333             0.1%
    Lennar Corp. Class B                                         755     31,287             0.0%
    Libbey, Inc.                                               2,657     89,381             0.0%
*   Liberty Broadband Corp. Class A                            2,082    113,594             0.0%
*   Liberty Broadband Corp. Class C                            6,092    327,567             0.1%
*   Liberty Interactive Corp., QVC Group Class A              21,490    588,181             0.1%
*   Liberty Media Corp. Class A                                3,630    147,959             0.0%
*   Liberty Media Corp. Class C                                8,335    326,315             0.1%
    Liberty Tax, Inc.                                          1,200     27,708             0.0%
*   Liberty TripAdvisor Holdings, Inc. Class A                 6,812    212,466             0.0%
*   Liberty TripAdvisor Holdings, Inc. Class B                     6        195             0.0%
*   Liberty Ventures Series A                                 13,369    582,487             0.1%
    Lifetime Brands, Inc.                                        806     12,388             0.0%
    Lions Gate Entertainment Corp.                             4,004    156,036             0.0%
    Lithia Motors, Inc. Class A                                2,490    292,301             0.1%
*   Live Nation Entertainment, Inc.                           10,930    298,170             0.1%
*   LKQ Corp.                                                 15,252    451,612             0.1%
*   Loral Space & Communications, Inc.                           771     34,471             0.0%
    Lowe's Cos., Inc.                                         13,724  1,013,243             0.2%
*   Luby's, Inc.                                               1,850      8,621             0.0%
#*  Lululemon Athletica, Inc.                                  2,568    126,269             0.0%
#*  Lumber Liquidators Holdings, Inc.                          1,700     23,494             0.0%
*   M/I Homes, Inc.                                            2,700     61,965             0.0%
    Macy's, Inc.                                               8,856    451,479             0.1%
*   Madison Square Garden Co. (The) Class A                    1,519    271,141             0.1%
    Marcus Corp. (The)                                         1,500     31,035             0.0%
#   Marine Products Corp.                                        880      6,222             0.0%
#*  MarineMax, Inc.                                            2,363     37,335             0.0%
#   Marriott International, Inc. Class A                       1,800    138,204             0.0%
    Marriott Vacations Worldwide Corp.                         2,857    183,991             0.0%
#*  Martha Stewart Living Omnimedia, Inc. Class A              3,017     18,223             0.0%
#   Mattel, Inc.                                              14,577    358,303             0.1%
*   Mattress Firm Holding Corp.                                  851     36,227             0.0%
*   McClatchy Co. (The) Class A                                6,574      9,138             0.0%
    McDonald's Corp.                                          10,952  1,229,362             0.2%
#   MDC Holdings, Inc.                                         5,029    130,704             0.0%
#*  Media General, Inc.                                       13,638    202,661             0.0%
    Men's Wearhouse, Inc. (The)                                4,405    176,112             0.0%
    Meredith Corp.                                             3,898    183,284             0.0%
#*  Meritage Homes Corp.                                       4,326    152,535             0.0%
#*  Michael Kors Holdings, Ltd.                                3,600    139,104             0.0%
*   Michaels Cos., Inc. (The)                                  5,400    126,252             0.0%
*   Modine Manufacturing Co.                                   4,909     41,088             0.0%
*   Mohawk Industries, Inc.                                    2,925    571,837             0.1%
#   Monro Muffler Brake, Inc.                                  2,796    207,379             0.0%
*   Motorcar Parts of America, Inc.                            2,025     68,162             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES  VALUE+  OF NET ASSETS**
                                                              ------ -------- ---------------
Consumer Discretionary -- (Continued)
    Movado Group, Inc.                                         1,800 $ 46,332             0.0%
*   MSG Networks, Inc. Class A                                 4,558   93,530             0.0%
*   Murphy USA, Inc.                                           6,295  386,324             0.1%
    NACCO Industries, Inc. Class A                               500   22,415             0.0%
    Nathan's Famous, Inc.                                        600   23,904             0.0%
    National CineMedia, Inc.                                   5,258   74,664             0.0%
*   Nautilus, Inc.                                             4,510   76,850             0.0%
#*  Netflix, Inc.                                              2,800  303,464             0.1%
*   New York & Co., Inc.                                       5,501   14,413             0.0%
#   New York Times Co. (The) Class A                           9,690  128,683             0.0%
    Newell Rubbermaid, Inc.                                    5,302  224,964             0.0%
    News Corp. Class A                                        14,107  217,248             0.0%
#   News Corp. Class B                                         7,075  109,521             0.0%
    Nexstar Broadcasting Group, Inc. Class A                   2,158  114,870             0.0%
    NIKE, Inc. Class B                                         5,720  749,492             0.1%
#*  Noodles & Co.                                                700   10,339             0.0%
#   Nordstrom, Inc.                                            4,469  291,423             0.1%
*   Norwegian Cruise Line Holdings, Ltd.                      11,099  706,118             0.1%
#   Nutrisystem, Inc.                                          2,677   61,919             0.0%
*   NVR, Inc.                                                    199  325,914             0.1%
*   O'Reilly Automotive, Inc.                                  2,219  613,021             0.1%
*   Office Depot, Inc.                                        42,218  321,701             0.1%
#   Omnicom Group, Inc.                                        5,766  431,989             0.1%
#   Outerwall, Inc.                                            1,885  113,100             0.0%
#*  Overstock.com, Inc.                                          945   14,799             0.0%
    Oxford Industries, Inc.                                    2,069  150,665             0.0%
#*  Panera Bread Co. Class A                                   1,780  315,719             0.1%
#   Papa John's International, Inc.                            2,782  195,213             0.0%
    Penske Automotive Group, Inc.                             10,075  492,063             0.1%
*   Pep Boys-Manny, Moe & Jack (The)                           6,200   93,248             0.0%
*   Perfumania Holdings, Inc.                                    260      970             0.0%
*   Perry Ellis International, Inc.                            1,810   38,861             0.0%
#   PetMed Express, Inc.                                       1,883   31,672             0.0%
#   Pier 1 Imports, Inc.                                       8,159   60,540             0.0%
#   Polaris Industries, Inc.                                   1,500  168,510             0.0%
    Pool Corp.                                                 2,790  227,497             0.0%
#*  Popeyes Louisiana Kitchen, Inc.                            1,622   91,546             0.0%
*   Priceline Group, Inc. (The)                                  661  961,253             0.2%
    PulteGroup, Inc.                                          19,812  363,154             0.1%
    PVH Corp.                                                  3,850  350,157             0.1%
    Ralph Lauren Corp.                                         2,995  331,756             0.1%
*   Reading International, Inc. Class A                        2,550   39,525             0.0%
*   Red Lion Hotels Corp.                                      1,300   10,647             0.0%
#*  Red Robin Gourmet Burgers, Inc.                            1,336  100,053             0.0%
#   Regal Entertainment Group Class A                          5,943  115,175             0.0%
#*  Regis Corp.                                                4,906   81,047             0.0%
    Remy International, Inc.                                   3,079   90,800             0.0%
#   Rent-A-Center, Inc.                                        5,611  103,186             0.0%
*   Rentrak Corp.                                                600   33,108             0.0%
    Restaurant Brands International, Inc.                      1,000   40,160             0.0%
#*  Restoration Hardware Holdings, Inc.                        1,900  195,871             0.0%
    Rocky Brands, Inc.                                           402    5,126             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Consumer Discretionary -- (Continued)
    Ross Stores, Inc.                                          6,392 $  323,307             0.1%
#   Royal Caribbean Cruises, Ltd.                              7,893    776,277             0.1%
*   Ruby Tuesday, Inc.                                         5,355     28,007             0.0%
#   Saga Communications, Inc. Class A                            347     14,928             0.0%
    Salem Media Group, Inc.                                    1,500      9,435             0.0%
*   Sally Beauty Holdings, Inc.                                6,985    164,217             0.0%
#   Scholastic Corp.                                           3,600    147,132             0.0%
#   Scripps Networks Interactive, Inc. Class A                 2,293    137,763             0.0%
#   SeaWorld Entertainment, Inc.                              14,135    281,711             0.1%
*   Select Comfort Corp.                                       5,337    113,144             0.0%
    Service Corp. International                               26,746    755,842             0.1%
*   ServiceMaster Global Holdings, Inc.                        9,698    345,734             0.1%
*   Shiloh Industries, Inc.                                    1,671     12,599             0.0%
    Shoe Carnival, Inc.                                        2,230     50,108             0.0%
#*  Shutterfly, Inc.                                           3,660    152,659             0.0%
    Signet Jewelers, Ltd.                                      4,022    607,081             0.1%
#   Sinclair Broadcast Group, Inc. Class A                     6,255    187,713             0.0%
#*  Sirius XM Holdings, Inc.                                  31,815    129,805             0.0%
#   Six Flags Entertainment Corp.                              5,326    277,165             0.1%
*   Sizmek, Inc.                                               2,881     17,084             0.0%
*   Skechers U.S.A., Inc. Class A                              8,736    272,563             0.1%
#*  Skullcandy, Inc.                                           1,600      8,960             0.0%
*   Skyline Corp.                                                400      1,400             0.0%
*   Smith & Wesson Holding Corp.                               5,800    103,588             0.0%
    Sonic Automotive, Inc. Class A                             4,084    101,855             0.0%
#   Sonic Corp.                                                4,075    116,301             0.0%
#   Sotheby's                                                  7,252    251,282             0.1%
    Spartan Motors, Inc.                                       3,249     13,418             0.0%
    Speedway Motorsports, Inc.                                 3,766     69,558             0.0%
*   Sportsman's Warehouse Holdings, Inc.                         868      9,340             0.0%
#   Stage Stores, Inc.                                         3,367     32,761             0.0%
    Standard Motor Products, Inc.                              2,454    108,590             0.0%
*   Stanley Furniture Co., Inc.                                  661      1,857             0.0%
    Staples, Inc.                                             20,222    262,684             0.1%
    Starbucks Corp.                                           15,308    957,822             0.2%
    Starwood Hotels & Resorts Worldwide, Inc.                  3,575    285,535             0.1%
*   Starz Class A                                              5,158    172,845             0.0%
*   Starz Class B                                                 87      2,897             0.0%
    Stein Mart, Inc.                                           6,605     58,520             0.0%
*   Steiner Leisure, Ltd.                                        969     61,396             0.0%
#*  Steven Madden, Ltd.                                        6,516    227,083             0.0%
*   Stoneridge, Inc.                                           2,545     32,296             0.0%
#   Strattec Security Corp.                                      200     11,964             0.0%
#*  Strayer Education, Inc.                                    1,600     84,672             0.0%
    Sturm Ruger & Co., Inc.                                    1,639     93,325             0.0%
    Superior Industries International, Inc.                    2,981     58,666             0.0%
    Superior Uniform Group, Inc.                                 986     16,801             0.0%
    Sypris Solutions, Inc.                                     1,400      1,050             0.0%
#*  Systemax, Inc.                                             2,256     20,913             0.0%
    Target Corp.                                              17,546  1,354,200             0.2%
#*  Taylor Morrison Home Corp. Class A                         2,859     52,691             0.0%
    TEGNA, Inc.                                               11,017    297,900             0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Consumer Discretionary -- (Continued)
*   Tempur Sealy International, Inc.                           2,572 $  200,204             0.0%
*   Tenneco, Inc.                                              4,872    275,706             0.1%
*   Tesla Motors, Inc.                                           280     57,940             0.0%
#   Texas Roadhouse, Inc.                                      5,800    199,230             0.0%
    Thor Industries, Inc.                                      5,458    295,169             0.1%
    Tiffany & Co.                                              6,092    502,224             0.1%
#*  Tile Shop Holdings, Inc.                                     500      7,255             0.0%
#*  Tilly's, Inc. Class A                                        732      5,336             0.0%
    Time Warner Cable, Inc.                                    9,373  1,775,246             0.3%
    Time Warner, Inc.                                         22,517  1,696,431             0.3%
#   Time, Inc.                                                10,559    196,186             0.0%
    TJX Cos., Inc. (The)                                       7,317    535,531             0.1%
*   Toll Brothers, Inc.                                        6,600    237,402             0.0%
*   TopBuild Corp.                                               847     23,826             0.0%
*   Tower International, Inc.                                  2,023     55,572             0.0%
#*  Town Sports International Holdings, Inc.                   1,582      4,604             0.0%
#   Tractor Supply Co.                                         3,032    280,126             0.1%
*   Trans World Entertainment Corp.                              200        760             0.0%
#*  TRI Pointe Group, Inc.                                    14,577    189,209             0.0%
#*  TripAdvisor, Inc.                                          2,369    198,475             0.0%
#*  Tuesday Morning Corp.                                      1,700      9,197             0.0%
#*  Tumi Holdings, Inc.                                        6,959    111,553             0.0%
#   Tupperware Brands Corp.                                    3,167    186,441             0.0%
    Twenty-First Century Fox, Inc. Class A                    21,184    650,137             0.1%
    Twenty-First Century Fox, Inc. Class B                     7,400    228,512             0.0%
#*  Ulta Salon Cosmetics & Fragrance, Inc.                     3,400    591,464             0.1%
*   Under Armour, Inc. Class A                                 2,600    247,208             0.1%
*   Unifi, Inc.                                                1,402     42,887             0.0%
*   Universal Electronics, Inc.                                1,382     65,742             0.0%
    Universal Technical Institute, Inc.                        1,356      5,763             0.0%
#*  Urban Outfitters, Inc.                                    14,395    411,697             0.1%
*   US Auto Parts Network, Inc.                                1,256      2,575             0.0%
    Vail Resorts, Inc.                                         3,904    445,720             0.1%
    VF Corp.                                                   3,356    226,597             0.0%
    Viacom, Inc. Class A                                         100      5,133             0.0%
    Viacom, Inc. Class B                                       3,419    168,591             0.0%
#*  Vince Holding Corp.                                        1,500      6,825             0.0%
*   Vista Outdoor, Inc.                                        4,378    195,784             0.0%
*   Visteon Corp.                                              4,005    436,825             0.1%
#*  Vitamin Shoppe, Inc.                                       2,642     75,799             0.0%
#*  VOXX International Corp.                                   2,097     10,821             0.0%
    Walt Disney Co. (The)                                     27,965  3,180,739             0.5%
*   WCI Communities, Inc.                                      2,373     56,691             0.0%
#   Wendy's Co. (The)                                         34,658    317,467             0.1%
*   West Marine, Inc.                                          2,272     23,129             0.0%
#   Weyco Group, Inc.                                          1,047     29,724             0.0%
    Whirlpool Corp.                                            4,120    659,777             0.1%
#*  William Lyon Homes Class A                                 2,672     57,020             0.0%
#   Williams-Sonoma, Inc.                                      2,819    207,901             0.0%
    Winmark Corp.                                                400     40,300             0.0%
#   Winnebago Industries, Inc.                                 3,180     66,748             0.0%
    Wolverine World Wide, Inc.                                10,824    201,002             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE+    OF NET ASSETS**
                                                              ------ ----------- ---------------
Consumer Discretionary -- (Continued)
#   Wyndham Worldwide Corp.                                    3,400 $   276,590             0.1%
    Yum! Brands, Inc.                                          4,438     314,699             0.1%
*   Zagg, Inc.                                                 3,143      26,653             0.0%
#*  Zumiez, Inc.                                               3,207      56,058             0.0%
                                                                     -----------            ----
Total Consumer Discretionary                                          97,471,784            16.1%
                                                                     -----------            ----
Consumer Staples -- (5.4%)
#   Alico, Inc.                                                  722      30,822             0.0%
    Andersons, Inc. (The)                                      2,971     105,173             0.0%
#   Avon Products, Inc.                                       11,332      45,668             0.0%
    B&G Foods, Inc.                                            7,413     269,018             0.1%
#*  Boulder Brands, Inc.                                       5,333      47,250             0.0%
    Bunge, Ltd.                                                6,974     508,823             0.1%
#   Cal-Maine Foods, Inc.                                      4,030     215,444             0.0%
    Calavo Growers, Inc.                                       1,958     100,661             0.0%
#   Campbell Soup Co.                                          7,570     384,480             0.1%
#   Casey's General Stores, Inc.                               5,256     558,292             0.1%
#*  Central Garden & Pet Co.                                     800      12,728             0.0%
*   Central Garden & Pet Co. Class A                           4,600      77,648             0.0%
#*  Chefs' Warehouse, Inc. (The)                               2,008      30,421             0.0%
    Clorox Co. (The)                                           3,119     380,331             0.1%
#   Coca-Cola Bottling Co. Consolidated                          835     176,360             0.0%
    Coca-Cola Co. (The)                                       51,918   2,198,727             0.4%
    Coca-Cola Enterprises, Inc.                                6,485     332,940             0.1%
#   Colgate-Palmolive Co.                                      9,625     638,619             0.1%
    ConAgra Foods, Inc.                                       10,967     444,712             0.1%
    Costco Wholesale Corp.                                     5,196     821,592             0.1%
    Coty, Inc. Class A                                         2,200      63,690             0.0%
    CVS Health Corp.                                          26,080   2,576,182             0.4%
*   Darling Ingredients, Inc.                                 13,939     141,063             0.0%
#   Dean Foods Co.                                             7,794     141,149             0.0%
#*  Diamond Foods, Inc.                                        3,094     122,584             0.0%
    Dr Pepper Snapple Group, Inc.                              4,291     383,487             0.1%
    Edgewell Personal Care Co.                                 2,767     234,393             0.0%
    Energizer Holdings, Inc.                                   2,167      92,813             0.0%
    Estee Lauder Cos., Inc. (The) Class A                      2,392     192,460             0.0%
*   Farmer Bros Co.                                            2,029      57,583             0.0%
    Flowers Foods, Inc.                                       18,695     504,765             0.1%
    Fresh Del Monte Produce, Inc.                              5,871     267,894             0.1%
*   Fresh Market, Inc. (The)                                   3,200      79,744             0.0%
    General Mills, Inc.                                        7,633     443,554             0.1%
#*  Hain Celestial Group, Inc. (The)                           5,300     264,205             0.1%
#*  Herbalife, Ltd.                                            4,380     245,455             0.1%
    Hormel Foods Corp.                                         5,607     378,753             0.1%
*   HRG Group, Inc.                                           18,099     243,432             0.1%
#   Ingles Markets, Inc. Class A                               1,571      78,456             0.0%
    Ingredion, Inc.                                            7,690     731,011             0.1%
    Inter Parfums, Inc.                                        2,557      70,624             0.0%
#*  Inventure Foods, Inc.                                      2,048      17,736             0.0%
    J&J Snack Foods Corp.                                      1,979     243,001             0.0%
    JM Smucker Co. (The)                                       4,449     522,268             0.1%
    John B. Sanfilippo & Son, Inc.                             1,000      64,720             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Consumer Staples -- (Continued)
    Kellogg Co.                                                2,818 $  198,725             0.0%
#   Keurig Green Mountain, Inc.                                1,345     68,259             0.0%
    Kimberly-Clark Corp.                                       4,048    484,586             0.1%
    Kraft Heinz Co. (The)                                      7,422    578,693             0.1%
    Kroger Co. (The)                                          12,880    486,864             0.1%
    Lancaster Colony Corp.                                     2,193    249,388             0.1%
*   Landec Corp.                                               2,933     36,076             0.0%
#*  Lifeway Foods, Inc.                                          300      3,405             0.0%
#   Limoneira Co.                                              1,022     16,209             0.0%
*   Mannatech, Inc.                                               40        993             0.0%
    McCormick & Co., Inc.(579780107)                              90      7,566             0.0%
#   McCormick & Co., Inc.(579780206)                           2,270    190,635             0.0%
#   Mead Johnson Nutrition Co.                                 4,800    393,600             0.1%
#*  Medifast, Inc.                                             1,758     49,171             0.0%
    Mondelez International, Inc. Class A                      29,452  1,359,504             0.2%
*   Monster Beverage Corp.                                       978    133,321             0.0%
#*  National Beverage Corp.                                    2,957    111,302             0.0%
#*  Natural Grocers by Vitamin Cottage, Inc.                   2,621     62,773             0.0%
    Nature's Sunshine Products, Inc.                           1,300     15,405             0.0%
#   Nu Skin Enterprises, Inc. Class A                          4,768    182,185             0.0%
*   Nutraceutical International Corp.                            930     22,785             0.0%
    Oil-Dri Corp. of America                                     300      9,414             0.0%
*   Omega Protein Corp.                                        2,490     45,318             0.0%
#   Orchids Paper Products Co.                                   552     16,179             0.0%
    PepsiCo, Inc.                                             20,870  2,132,705             0.4%
#   Pilgrim's Pride Corp.                                     11,040    209,650             0.0%
    Pinnacle Foods, Inc.                                      12,524    552,058             0.1%
*   Post Holdings, Inc.                                        7,296    468,914             0.1%
#   Pricesmart, Inc.                                           2,141    184,083             0.0%
*   Primo Water Corp.                                          1,203     10,586             0.0%
    Procter & Gamble Co. (The)                                70,244  5,365,237             0.9%
*   Revlon, Inc. Class A                                       2,672     83,821             0.0%
#*  Rite Aid Corp.                                            23,781    187,394             0.0%
    Rocky Mountain Chocolate Factory, Inc.                       400      4,424             0.0%
#   Sanderson Farms, Inc.                                      3,290    228,688             0.0%
*   Seneca Foods Corp. Class A                                 1,000     29,180             0.0%
    Snyder's-Lance, Inc.                                       6,289    223,511             0.0%
    SpartanNash Co.                                            4,100    114,390             0.0%
    Spectrum Brands Holdings, Inc.                             5,442    521,616             0.1%
#*  Sprouts Farmers Market, Inc.                               4,788     97,579             0.0%
*   SUPERVALU, Inc.                                           18,800    123,516             0.0%
#   Sysco Corp.                                                9,090    374,963             0.1%
#   Tootsie Roll Industries, Inc.                              1,656     52,561             0.0%
*   TreeHouse Foods, Inc.                                      5,472    468,622             0.1%
    Tyson Foods, Inc. Class A                                 21,118    936,795             0.2%
#*  United Natural Foods, Inc.                                 3,563    179,753             0.0%
*   USANA Health Sciences, Inc.                                1,200    154,320             0.0%
    Village Super Market, Inc. Class A                         1,203     30,147             0.0%
    Wal-Mart Stores, Inc.                                     26,300  1,505,412             0.3%
    Walgreens Boots Alliance, Inc.                            21,457  1,816,979             0.3%
    WD-40 Co.                                                  1,300    124,254             0.0%
    Weis Markets, Inc.                                         2,323     95,568             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE+    OF NET ASSETS**
                                                              ------ ----------- ---------------
Consumer Staples -- (Continued)
*   WhiteWave Foods Co. (The)                                  8,410 $   344,642             0.1%
#   Whole Foods Market, Inc.                                   7,041     210,948             0.0%
                                                                     -----------             ---
Total Consumer Staples                                                37,095,403             6.1%
                                                                     -----------             ---
Energy -- (8.4%)
    Adams Resources & Energy, Inc.                               317      14,094             0.0%
#   Alon USA Energy, Inc.                                      7,498     125,592             0.0%
    Anadarko Petroleum Corp.                                  10,355     692,542             0.1%
    Apache Corp.                                              10,742     506,271             0.1%
#*  Arch Coal, Inc.                                              585         878             0.0%
#   Atwood Oceanics, Inc.                                      5,597      92,630             0.0%
    Baker Hughes, Inc.                                        11,739     618,411             0.1%
#*  Basic Energy Services, Inc.                                3,410      12,651             0.0%
    Bristow Group, Inc.                                        3,443     119,575             0.0%
#*  C&J Energy Services, Ltd.                                  4,789      23,897             0.0%
    Cabot Oil & Gas Corp.                                     10,684     231,950             0.1%
#   California Resources Corp.                                31,832     128,601             0.0%
#*  Callon Petroleum Co.                                       6,901      59,901             0.0%
*   Cameron International Corp.                                9,327     634,329             0.1%
#   CARBO Ceramics, Inc.                                       2,000      35,040             0.0%
*   Carrizo Oil & Gas, Inc.                                    5,488     206,513             0.0%
*   Cheniere Energy, Inc.                                      4,300     212,936             0.0%
#   Chesapeake Energy Corp.                                   27,293     194,599             0.0%
    Chevron Corp.                                             48,498   4,407,498             0.7%
    Cimarex Energy Co.                                         5,036     594,550             0.1%
#*  Clayton Williams Energy, Inc.                              1,025      61,059             0.0%
#*  Clean Energy Fuels Corp.                                   6,207      35,070             0.0%
#*  Cloud Peak Energy, Inc.                                    1,263       3,751             0.0%
*   Cobalt International Energy, Inc.                         33,373     255,971             0.1%
    Columbia Pipeline Group, Inc.                              4,677      97,141             0.0%
*   Concho Resources, Inc.                                     3,761     435,938             0.1%
    ConocoPhillips                                            35,604   1,899,473             0.3%
#   CONSOL Energy, Inc.                                        7,580      50,483             0.0%
#*  Continental Resources, Inc.                                1,400      47,474             0.0%
#   Core Laboratories NV                                       2,200     255,926             0.1%
    CVR Energy, Inc.                                           4,948     219,988             0.0%
*   Dawson Geophysical Co.                                     1,562       5,077             0.0%
    Delek US Holdings, Inc.                                    6,686     181,859             0.0%
#   Denbury Resources, Inc.                                    5,869      20,776             0.0%
    Devon Energy Corp.                                         6,441     270,071             0.1%
#   DHT Holdings, Inc.                                         9,539      74,977             0.0%
    Diamond Offshore Drilling, Inc.                            9,260     184,089             0.0%
*   Diamondback Energy, Inc.                                   5,918     436,985             0.1%
*   Dril-Quip, Inc.                                            3,592     221,124             0.0%
#*  Emerald Oil, Inc.                                            152         310             0.0%
    Energen Corp.                                              3,629     211,026             0.0%
#   Energy XXI, Ltd.                                           6,596      11,411             0.0%
*   ENGlobal Corp.                                             1,300       1,352             0.0%
    EnLink Midstream LLC                                       9,855     194,144             0.0%
    EOG Resources, Inc.                                       19,792   1,699,143             0.3%
#*  EP Energy Corp. Class A                                    7,018      38,669             0.0%
    EQT Corp.                                                  2,323     153,481             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Energy -- (Continued)
*   Era Group, Inc.                                             1,769 $    24,607             0.0%
    Evolution Petroleum Corp.                                   2,487      17,160             0.0%
    Exterran Holdings, Inc.                                     7,171     155,898             0.0%
    Exxon Mobil Corp.                                         157,353  13,019,387             2.2%
*   FMC Technologies, Inc.                                     13,426     454,202             0.1%
#*  Forum Energy Technologies, Inc.                             9,573     126,842             0.0%
#   GasLog, Ltd.                                                5,790      66,990             0.0%
#*  Gastar Exploration, Inc.                                    4,420       6,939             0.0%
#*  Geospace Technologies Corp.                                   961      14,761             0.0%
#   Green Plains, Inc.                                          3,474      71,252             0.0%
    Gulf Island Fabrication, Inc.                               1,358      13,729             0.0%
*   Gulfport Energy Corp.                                       9,471     288,581             0.1%
    Halliburton Co.                                            30,727   1,179,302             0.2%
*   Helix Energy Solutions Group, Inc.                          8,387      48,477             0.0%
#   Helmerich & Payne, Inc.                                     8,261     464,847             0.1%
    Hess Corp.                                                  9,812     551,533             0.1%
    HollyFrontier Corp.                                        10,832     530,443             0.1%
#*  Hornbeck Offshore Services, Inc.                            2,781      37,571             0.0%
#*  ION Geophysical Corp.                                      16,050       5,939             0.0%
#*  Jones Energy, Inc. Class A                                  1,492       7,669             0.0%
#*  Key Energy Services, Inc.                                   9,034       4,747             0.0%
    Kinder Morgan, Inc.                                        46,578   1,273,908             0.2%
#*  Kosmos Energy, Ltd.                                        22,995     156,826             0.0%
#*  Laredo Petroleum Holdings, Inc.                             9,430     108,256             0.0%
#   LinnCo LLC                                                  8,628      20,017             0.0%
#   Marathon Oil Corp.                                         25,191     463,011             0.1%
    Marathon Petroleum Corp.                                   29,487   1,527,427             0.3%
#*  Matador Resources Co.                                       7,692     197,761             0.0%
*   Matrix Service Co.                                          2,700      61,290             0.0%
#*  McDermott International, Inc.                              15,569      71,773             0.0%
*   Memorial Resource Development Corp.                        11,100     196,359             0.0%
#*  Mitcham Industries, Inc.                                      900       3,996             0.0%
#   Murphy Oil Corp.                                           12,301     349,717             0.1%
    Nabors Industries, Ltd.                                    26,627     267,335             0.1%
    National Oilwell Varco, Inc.                                8,218     309,326             0.1%
*   Natural Gas Services Group, Inc.                            1,108      24,952             0.0%
*   Newfield Exploration Co.                                   16,084     646,416             0.1%
#*  Newpark Resources, Inc.                                     8,826      49,955             0.0%
#   Noble Corp. P.L.C.                                         17,980     242,191             0.1%
    Noble Energy, Inc.                                         16,388     587,346             0.1%
#   Nordic American Tankers, Ltd.                                 168       2,567             0.0%
#*  Northern Oil and Gas, Inc.                                  3,834      19,323             0.0%
#*  Nuverra Environmental Solutions, Inc.                       1,352       2,298             0.0%
#*  Oasis Petroleum, Inc.                                       4,556      52,986             0.0%
    Occidental Petroleum Corp.                                 14,456   1,077,550             0.2%
    Oceaneering International, Inc.                             5,972     250,943             0.1%
*   Oil States International, Inc.                              4,599     138,016             0.0%
#   ONEOK, Inc.                                                14,451     490,178             0.1%
#*  Overseas Shipholding Group, Inc. Class B                    1,675       5,863             0.0%
#*  Pacific Drilling SA                                         4,590       7,344             0.0%
#   Panhandle Oil and Gas, Inc. Class A                         1,762      32,386             0.0%
#*  Par Pacific Holdings, Inc.                                  2,760      62,928             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Energy -- (Continued)
#   Paragon Offshore P.L.C.                                    4,329 $    1,039             0.0%
*   Parker Drilling Co.                                       12,579     35,976             0.0%
#*  Parsley Energy, Inc. Class A                               7,646    135,564             0.0%
#   Patterson-UTI Energy, Inc.                                15,658    233,148             0.1%
    PBF Energy, Inc. Class A                                   9,605    326,570             0.1%
#*  PDC Energy, Inc.                                           4,137    249,627             0.1%
#   Peabody Energy Corp.                                       1,190     15,220             0.0%
#*  PetroQuest Energy, Inc.                                    8,603      9,635             0.0%
*   PHI, Inc.                                                  1,125     21,420             0.0%
    Phillips 66                                               15,351  1,367,007             0.2%
*   Pioneer Energy Services Corp.                              5,857     13,530             0.0%
    Pioneer Natural Resources Co.                              3,731    511,669             0.1%
    QEP Resources, Inc.                                       13,118    202,804             0.0%
#   Range Resources Corp.                                      6,260    190,554             0.0%
#*  Renewable Energy Group, Inc.                               4,824     38,061             0.0%
#*  REX American Resources Corp.                                 885     48,595             0.0%
#*  Rice Energy, Inc.                                         13,957    212,984             0.0%
#*  RigNet, Inc.                                               1,558     46,740             0.0%
*   Ring Energy, Inc.                                          1,675     17,403             0.0%
    Rowan Cos. P.L.C. Class A                                 11,295    222,286             0.0%
#   RPC, Inc.                                                 15,506    171,031             0.0%
#*  RSP Permian, Inc.                                          6,590    180,698             0.0%
    Schlumberger, Ltd.                                        46,293  3,618,261             0.6%
#   Scorpio Tankers, Inc.                                     19,052    173,754             0.0%
#*  SEACOR Holdings, Inc.                                      1,988    116,139             0.0%
    SemGroup Corp. Class A                                     3,500    159,425             0.0%
#   Ship Finance International, Ltd.                           7,432    127,013             0.0%
#   SM Energy Co.                                              7,275    242,621             0.1%
*   Southwestern Energy Co.                                   19,279    212,840             0.0%
#   Spectra Energy Corp.                                       5,821    166,306             0.0%
#   Superior Energy Services, Inc.                            15,977    226,234             0.0%
#*  Synergy Resources Corp.                                    9,070    101,493             0.0%
#   Targa Resources Corp.                                      7,358    420,510             0.1%
#   Teekay Corp.                                               8,449    271,466             0.1%
    Teekay Tankers, Ltd. Class A                               7,198     54,993             0.0%
#   Tesco Corp.                                                3,658     29,264             0.0%
    Tesoro Corp.                                              10,088  1,078,710             0.2%
*   TETRA Technologies, Inc.                                   8,049     54,250             0.0%
#   Tidewater, Inc.                                            2,347     28,985             0.0%
#   Transocean, Ltd.                                          29,242    462,901             0.1%
#*  Triangle Petroleum Corp.                                   6,897      8,276             0.0%
#*  Ultra Petroleum Corp.                                      3,372     18,479             0.0%
#*  Unit Corp.                                                 3,669     46,266             0.0%
    US Silica Holdings, Inc.                                   2,398     43,308             0.0%
*   Vaalco Energy, Inc.                                        4,700      8,648             0.0%
    Valero Energy Corp.                                       23,933  1,577,663             0.3%
*   Weatherford International P.L.C.                          55,701    570,378             0.1%
    Western Refining, Inc.                                    13,500    561,870             0.1%
#*  Whiting Petroleum Corp.                                   15,481    266,738             0.1%
    Williams Cos., Inc. (The)                                 11,887    468,823             0.1%
    World Fuel Services Corp.                                  6,100    271,206             0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Energy -- (Continued)
#*  WPX Energy, Inc.                                           19,946 $   136,830             0.0%
                                                                      -----------             ---
Total Energy                                                           57,545,557             9.5%
                                                                      -----------             ---
Financials -- (16.4%)
    1st Source Corp.                                            3,109      98,742             0.0%
#   Access National Corp.                                       1,067      22,076             0.0%
    ACE, Ltd.                                                   5,502     624,697             0.1%
*   Affiliated Managers Group, Inc.                             2,928     527,801             0.1%
    Aflac, Inc.                                                12,253     781,129             0.1%
    Alexander & Baldwin, Inc.                                   5,393     203,532             0.0%
*   Alleghany Corp.                                               610     302,725             0.1%
    Allied World Assurance Co. Holdings AG                      7,733     281,172             0.1%
    Allstate Corp. (The)                                       10,954     677,834             0.1%
*   Ally Financial, Inc.                                       30,057     598,735             0.1%
*   Altisource Asset Management Corp.                              75       1,845             0.0%
*   Altisource Portfolio Solutions SA                           1,456      39,035             0.0%
#*  Ambac Financial Group, Inc.                                 4,054      65,472             0.0%
#   American Equity Investment Life Holding Co.                 9,119     234,176             0.0%
    American Express Co.                                       19,923   1,459,559             0.2%
    American Financial Group, Inc.                              7,161     516,953             0.1%
    American International Group, Inc.                         25,101   1,582,869             0.3%
    American National Bankshares, Inc.                          1,300      32,760             0.0%
    American National Insurance Co.                             2,778     286,912             0.1%
    Ameriprise Financial, Inc.                                  7,562     872,352             0.2%
    Ameris Bancorp                                              2,798      88,137             0.0%
    AMERISAFE, Inc.                                             1,512      82,752             0.0%
    AmeriServ Financial, Inc.                                     300         993             0.0%
#   Amtrust Financial Services, Inc.                            8,942     610,023             0.1%
    Aon P.L.C.                                                  4,156     387,796             0.1%
*   Arch Capital Group, Ltd.                                    4,522     338,653             0.1%
    Argo Group International Holdings, Ltd.                     2,117     132,355             0.0%
    Arrow Financial Corp.                                       1,332      36,763             0.0%
    Arthur J Gallagher & Co.                                    6,672     291,767             0.1%
#   Artisan Partners Asset Management, Inc. Class A             1,661      63,533             0.0%
    Aspen Insurance Holdings, Ltd.                              6,259     304,250             0.1%
    Associated Banc-Corp                                       16,173     312,786             0.1%
    Assurant, Inc.                                              5,743     468,227             0.1%
    Assured Guaranty, Ltd.                                     16,703     458,330             0.1%
*   Asta Funding, Inc.                                            707       6,080             0.0%
    Astoria Financial Corp.                                    10,608     169,304             0.0%
#*  Atlanticus Holdings Corp.                                     886       2,676             0.0%
*   Atlas Financial Holdings, Inc.                                139       2,644             0.0%
#*  AV Homes, Inc.                                                800      10,592             0.0%
    Axis Capital Holdings, Ltd.                                 7,521     406,134             0.1%
    Baldwin & Lyons, Inc. Class B                               1,666      38,701             0.0%
    Banc of California, Inc.                                    1,780      23,211             0.0%
    Bancfirst Corp.                                             1,595      98,300             0.0%
#*  Bancorp, Inc. (The)                                         4,541      32,695             0.0%
#   BancorpSouth, Inc.                                         10,644     265,355             0.1%
#   Bank Mutual Corp.                                           5,323      38,539             0.0%
    Bank of America Corp.                                     197,426   3,312,808             0.6%
    Bank of Commerce Holdings                                     300       1,872             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Financials -- (Continued)
#   Bank of Hawaii Corp.                                       4,532 $  296,755             0.1%
#   Bank of Marin Bancorp                                        617     32,812             0.0%
    Bank of New York Mellon Corp. (The)                       30,501  1,270,367             0.2%
#   Bank of the Ozarks, Inc.                                   5,496    274,910             0.1%
    BankFinancial Corp.                                        2,924     36,053             0.0%
    BankUnited, Inc.                                           8,423    313,167             0.1%
    Banner Corp.                                               2,038    100,005             0.0%
    Bar Harbor Bankshares                                        378     13,362             0.0%
    BB&T Corp.                                                17,985    668,143             0.1%
    BBCN Bancorp, Inc.                                         8,289    139,172             0.0%
*   Beneficial Bancorp, Inc.                                   8,215    113,942             0.0%
*   Berkshire Hathaway, Inc. Class B                          17,510  2,381,710             0.4%
    Berkshire Hills Bancorp, Inc.                              3,138     89,747             0.0%
    BGC Partners, Inc. Class A                                14,331    123,963             0.0%
    BlackRock, Inc.                                            2,388    840,504             0.1%
    BNC Bancorp                                                1,556     34,932             0.0%
#*  BofI Holding, Inc.                                         1,610    128,816             0.0%
#   BOK Financial Corp.                                        4,407    296,062             0.1%
#   Boston Private Financial Holdings, Inc.                    8,729    100,034             0.0%
#   Bridge Bancorp, Inc.                                         944     27,102             0.0%
    Brookline Bancorp, Inc.                                    8,067     91,560             0.0%
    Brown & Brown, Inc.                                       13,725    442,906             0.1%
#   Bryn Mawr Bank Corp.                                       2,028     59,076             0.0%
*   BSB Bancorp, Inc.                                            729     16,031             0.0%
#   C&F Financial Corp.                                          500     19,000             0.0%
    Calamos Asset Management, Inc. Class A                     2,328     21,860             0.0%
#   Camden National Corp.                                        953     37,253             0.0%
#   Cape Bancorp, Inc.                                         1,400     17,990             0.0%
#   Capital Bank Financial Corp. Class A                       2,768     89,406             0.0%
#   Capital City Bank Group, Inc.                              2,300     35,512             0.0%
    Capital One Financial Corp.                               15,067  1,188,786             0.2%
    Capitol Federal Financial, Inc.                           14,898    193,376             0.0%
    Cardinal Financial Corp.                                   3,100     70,463             0.0%
*   Cascade Bancorp                                            4,992     28,005             0.0%
#   Cash America International, Inc.                           3,229    111,497             0.0%
    Cathay General Bancorp                                     8,925    279,352             0.1%
    CBOE Holdings, Inc.                                        4,250    284,920             0.1%
*   CBRE Group, Inc. Class A                                   7,084    264,092             0.1%
    Centerstate Banks, Inc.                                    4,391     64,021             0.0%
    Central Pacific Financial Corp.                            2,777     62,094             0.0%
#   Century Bancorp, Inc. Class A                                165      7,334             0.0%
    Charles Schwab Corp. (The)                                14,941    455,999             0.1%
    Charter Financial Corp.                                    1,746     22,873             0.0%
    Chemical Financial Corp.                                   3,644    123,641             0.0%
    Chubb Corp. (The)                                          5,679    734,579             0.1%
#   Cincinnati Financial Corp.                                 5,879    354,092             0.1%
    CIT Group, Inc.                                            7,235    311,105             0.1%
    Citigroup, Inc.                                           57,020  3,031,753             0.5%
#   Citizens & Northern Corp.                                    917     18,166             0.0%
    Citizens Holding Co.                                         160      3,363             0.0%
*   Citizens, Inc.                                             3,580     30,072             0.0%
    City Holding Co.                                           1,381     66,053             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Financials -- (Continued)
    City National Corp.                                        4,276 $  383,130             0.1%
#   Clifton Bancorp, Inc.                                      3,131     45,650             0.0%
    CME Group, Inc.                                            6,073    573,716             0.1%
    CNA Financial Corp.                                        1,586     57,984             0.0%
    CNB Financial Corp.                                        1,592     29,579             0.0%
    CNO Financial Group, Inc.                                 16,379    314,641             0.1%
    CoBiz Financial, Inc.                                      4,125     51,398             0.0%
#   Cohen & Steers, Inc.                                         914     27,959             0.0%
    Columbia Banking System, Inc.                              6,301    209,949             0.0%
    Comerica, Inc.                                             6,247    271,120             0.1%
#   Commerce Bancshares, Inc.                                  9,229    420,381             0.1%
#   Community Bank System, Inc.                                4,081    166,342             0.0%
*   Community Bankers Trust Corp.                                100        526             0.0%
    Community Trust Bancorp, Inc.                              2,016     69,492             0.0%
    ConnectOne Bancorp, Inc.                                   3,019     53,889             0.0%
#   Consolidated-Tomoka Land Co.                                 400     20,500             0.0%
#*  Consumer Portfolio Services, Inc.                          1,908     10,341             0.0%
#*  Cowen Group, Inc. Class A                                 12,908     54,343             0.0%
    Crawford & Co. Class A                                       900      5,049             0.0%
#   Crawford & Co. Class B                                     3,450     20,700             0.0%
#*  Credit Acceptance Corp.                                    2,520    476,507             0.1%
#*  CU Bancorp                                                 1,480     35,698             0.0%
#   Cullen/Frost Bankers, Inc.                                 5,196    355,614             0.1%
#*  Customers Bancorp, Inc.                                    2,581     70,978             0.0%
#   CVB Financial Corp.                                       10,411    181,672             0.0%
#   Diamond Hill Investment Group, Inc.                          295     59,015             0.0%
    Dime Community Bancshares, Inc.                            4,270     74,085             0.0%
    Discover Financial Services                               18,125  1,018,987             0.2%
    DNB Financial Corp.                                          400     10,900             0.0%
    Donegal Group, Inc. Class A                                2,143     30,323             0.0%
*   E*TRADE Financial Corp.                                   11,618    331,229             0.1%
#*  Eagle Bancorp, Inc.                                        2,028     96,533             0.0%
    East West Bancorp, Inc.                                   10,243    413,715             0.1%
#   Eaton Vance Corp.                                          7,453    269,128             0.1%
#*  eHealth, Inc.                                              1,477     17,650             0.0%
    EMC Insurance Group, Inc.                                  2,214     55,350             0.0%
*   Emergent Capital, Inc.                                     2,041     10,123             0.0%
    Employers Holdings, Inc.                                   3,663     96,960             0.0%
#*  Encore Capital Group, Inc.                                 2,577    104,884             0.0%
    Endurance Specialty Holdings, Ltd.                         6,279    396,393             0.1%
#*  Enova International, Inc.                                  4,008     52,104             0.0%
*   Enstar Group, Ltd.                                         1,511    238,436             0.0%
    Enterprise Financial Services Corp.                        2,161     61,286             0.0%
    Erie Indemnity Co. Class A                                 5,111    447,008             0.1%
    ESSA Bancorp, Inc.                                           800     10,616             0.0%
#   EverBank Financial Corp.                                  11,803    203,720             0.0%
    Evercore Partners, Inc. Class A                            4,500    243,000             0.0%
#   Everest Re Group, Ltd.                                     2,868    510,418             0.1%
*   Ezcorp, Inc. Class A                                       1,994     13,280             0.0%
#   FactSet Research Systems, Inc.                             1,463    256,201             0.0%
#*  Farmers Capital Bank Corp.                                   866     23,486             0.0%
    FBL Financial Group, Inc. Class A                          1,900    119,510             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES  VALUE+  OF NET ASSETS**
                                                              ------ -------- ---------------
Financials -- (Continued)
*   FCB Financial Holdings, Inc. Class A                         841 $ 29,906             0.0%
#   Federal Agricultural Mortgage Corp. Class C                  900   26,424             0.0%
#   Federated Investors, Inc. Class B                          6,890  211,730             0.0%
#   Federated National Holding Co.                             1,400   43,099             0.0%
    Fidelity Southern Corp.                                    1,701   35,636             0.0%
    Fifth Third Bancorp                                       38,149  726,738             0.1%
#   Financial Engines, Inc.                                    3,258  104,777             0.0%
    Financial Institutions, Inc.                               1,544   40,329             0.0%
*   First Acceptance Corp.                                       900    2,565             0.0%
#   First American Financial Corp.                            10,407  396,819             0.1%
#*  First BanCorp(318672706)                                  20,520   77,771             0.0%
    First BanCorp(318910106)                                   1,900   35,207             0.0%
    First Bancorp, Inc.                                        1,481   31,294             0.0%
    First Busey Corp.                                          2,636   55,013             0.0%
    First Business Financial Services, Inc.                      800   19,720             0.0%
*   First Cash Financial Services, Inc.                        2,737  104,417             0.0%
    First Citizens BancShares, Inc. Class A                      936  239,747             0.0%
    First Commonwealth Financial Corp.                        10,631   97,699             0.0%
    First Community Bancshares, Inc.                           1,687   32,441             0.0%
    First Connecticut Bancorp, Inc.                            1,434   24,923             0.0%
    First Defiance Financial Corp.                               812   31,100             0.0%
    First Financial Bancorp                                    5,927  114,273             0.0%
    First Financial Bankshares, Inc.                           4,584  152,464             0.0%
    First Financial Corp.                                      1,138   38,999             0.0%
    First Financial Northwest, Inc.                            1,000   12,550             0.0%
#   First Horizon National Corp.                              19,079  270,540             0.1%
#   First Interstate Bancsystem, Inc. Class A                  2,111   59,868             0.0%
    First Merchants Corp.                                      3,889  102,008             0.0%
    First Midwest Bancorp, Inc.                                7,859  140,047             0.0%
*   First NBC Bank Holding Co.                                 2,000   74,380             0.0%
    First Niagara Financial Group, Inc.                       28,865  298,753             0.1%
    First of Long Island Corp. (The)                           1,307   36,295             0.0%
    First Republic Bank                                        5,511  359,923             0.1%
    First South Bancorp, Inc.                                    100      801             0.0%
    FirstMerit Corp.                                          13,449  252,707             0.0%
*   Flagstar Bancorp, Inc.                                     5,795  128,881             0.0%
    Flushing Financial Corp.                                   3,359   70,673             0.0%
#   FNB Corp.                                                 18,150  244,480             0.0%
    FNF Group                                                 12,528  441,988             0.1%
*   FNFV Group                                                 4,175   46,927             0.0%
#*  Forestar Group, Inc.                                       3,415   48,322             0.0%
    Fox Chase Bancorp, Inc.                                      906   15,864             0.0%
    Franklin Resources, Inc.                                  12,405  505,628             0.1%
*   FRP Holdings, Inc.                                           400   13,200             0.0%
    Fulton Financial Corp.                                    20,201  271,097             0.1%
#   FXCM, Inc. Class A                                           356    3,083             0.0%
#   Gain Capital Holdings, Inc.                                4,356   32,452             0.0%
    GAMCO Investors, Inc. Class A                                600   34,608             0.0%
*   Genworth Financial, Inc. Class A                          40,722  190,579             0.0%
#   German American Bancorp, Inc.                              1,369   42,891             0.0%
    Glacier Bancorp, Inc.                                      7,284  199,290             0.0%
*   Global Indemnity P.L.C.                                    1,457   41,393             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Financials -- (Continued)
    Goldman Sachs Group, Inc. (The)                            10,990 $2,060,625             0.3%
    Great Southern Bancorp, Inc.                                1,567     75,733             0.0%
#*  Green Dot Corp. Class A                                     4,728     87,657             0.0%
#   Greenhill & Co., Inc.                                       2,751     71,031             0.0%
*   Greenlight Capital Re, Ltd. Class A                         3,300     72,468             0.0%
    Griffin Industrial Realty, Inc.                               375      9,593             0.0%
#   Guaranty Bancorp                                            1,760     29,005             0.0%
*   Hallmark Financial Services, Inc.                           2,226     28,916             0.0%
#   Hancock Holding Co.                                         8,091    223,312             0.0%
#   Hanmi Financial Corp.                                       3,114     79,407             0.0%
    Hanover Insurance Group, Inc. (The)                         3,523    296,813             0.1%
    Hartford Financial Services Group, Inc. (The)              14,441    668,041             0.1%
#   HCI Group, Inc.                                             1,645     71,738             0.0%
    Heartland Financial USA, Inc.                               1,712     63,070             0.0%
    Hennessy Advisors, Inc.                                       338      9,430             0.0%
    Heritage Commerce Corp.                                     2,700     28,566             0.0%
    Heritage Financial Corp.                                    2,672     49,218             0.0%
    Heritage Oaks Bancorp                                       1,252     11,030             0.0%
    HFF, Inc. Class A                                           3,002    103,629             0.0%
*   Hilltop Holdings, Inc.                                     10,798    226,434             0.0%
    Hingham Institution for Savings                               100     12,741             0.0%
    Home Bancorp, Inc.                                            500     12,690             0.0%
#   Home BancShares, Inc.                                       5,809    249,322             0.0%
*   HomeStreet, Inc.                                            2,222     46,506             0.0%
*   HomeTrust Bancshares, Inc.                                  1,700     32,198             0.0%
    HopFed Bancorp, Inc.                                            6         71             0.0%
    Horace Mann Educators Corp.                                 4,433    151,786             0.0%
    Horizon Bancorp                                               950     24,795             0.0%
*   Howard Hughes Corp. (The)                                   3,100    383,098             0.1%
    Hudson City Bancorp, Inc.                                  25,524    258,303             0.0%
#   Huntington Bancshares, Inc.                                43,514    477,349             0.1%
    Iberiabank Corp.                                            4,055    245,855             0.0%
#   Independence Holding Co.                                    1,191     16,150             0.0%
    Independent Bank Corp.(453836108)                           2,367    110,634             0.0%
#   Independent Bank Corp.(453838609)                              40        579             0.0%
#   Independent Bank Group, Inc.                                1,576     61,385             0.0%
    Interactive Brokers Group, Inc. Class A                     6,309    259,552             0.1%
    Intercontinental Exchange, Inc.                             1,932    487,637             0.1%
    International Bancshares Corp.                              6,920    186,494             0.0%
*   INTL. FCStone, Inc.                                         1,974     63,148             0.0%
    Invesco, Ltd.                                              16,981    563,260             0.1%
    Investment Technology Group, Inc.                           3,300     52,833             0.0%
    Investors Bancorp, Inc.                                    29,276    366,243             0.1%
    Investors Title Co.                                           100      7,525             0.0%
#   Janus Capital Group, Inc.                                  18,711    290,582             0.1%
    Jones Lang LaSalle, Inc.                                    2,267    377,932             0.1%
    JPMorgan Chase & Co.                                      104,740  6,729,545             1.1%
*   KCG Holdings, Inc. Class A                                  6,462     80,710             0.0%
#   Kearny Financial Corp.                                      3,029     36,197             0.0%
    Kemper Corp.                                                5,552    198,317             0.0%
    Kennedy-Wilson Holdings, Inc.                               6,013    147,439             0.0%
    KeyCorp                                                    30,729    381,654             0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES  VALUE+  OF NET ASSETS**
                                                              ------ -------- ---------------
Financials -- (Continued)
#*  Ladenburg Thalmann Financial Services, Inc.               13,293 $ 33,764             0.0%
    Lake Sunapee Bank Group                                      300    4,266             0.0%
    Lakeland Bancorp, Inc.                                     3,454   40,170             0.0%
    Lakeland Financial Corp.                                   1,443   64,834             0.0%
    LegacyTexas Financial Group, Inc.                          3,748  107,568             0.0%
    Legg Mason, Inc.                                           9,082  406,419             0.1%
#*  LendingTree, Inc.                                            779   94,539             0.0%
    Leucadia National Corp.                                   12,977  259,670             0.1%
    Lincoln National Corp.                                     8,694  465,216             0.1%
    Loews Corp.                                               13,359  487,069             0.1%
#   LPL Financial Holdings, Inc.                              10,065  428,769             0.1%
#   M&T Bank Corp.                                             4,857  582,111             0.1%
    Macatawa Bank Corp.                                        4,300   22,188             0.0%
#   Maiden Holdings, Ltd.                                      8,110  126,111             0.0%
    MainSource Financial Group, Inc.                           2,260   48,906             0.0%
#   Manning & Napier, Inc.                                       562    4,215             0.0%
*   Marcus & Millichap, Inc.                                   2,843  123,870             0.0%
*   Markel Corp.                                                 550  477,400             0.1%
    MarketAxess Holdings, Inc.                                 2,293  232,304             0.0%
    Marlin Business Services Corp.                             1,180   20,839             0.0%
    Marsh & McLennan Cos., Inc.                                6,981  389,121             0.1%
#   MB Financial, Inc.                                         8,032  258,952             0.0%
*   MBIA, Inc.                                                17,849  134,046             0.0%
*   MBT Financial Corp.                                        1,954   12,330             0.0%
    McGraw Hill Financial, Inc.                                2,980  276,067             0.1%
    Mercantile Bank Corp.                                      1,997   44,054             0.0%
    Merchants Bancshares, Inc.                                   444   13,995             0.0%
#   Mercury General Corp.                                      4,803  259,410             0.0%
    Meridian Bancorp, Inc.                                     5,008   70,312             0.0%
    Meta Financial Group, Inc.                                   854   36,790             0.0%
    MetLife, Inc.                                             17,805  897,016             0.2%
    Metro Bancorp, Inc.                                        1,400   43,372             0.0%
#*  MGIC Investment Corp.                                     12,754  119,888             0.0%
    MidSouth Bancorp, Inc.                                     1,200   12,180             0.0%
    MidWestOne Financial Group, Inc.                             817   25,033             0.0%
#   Moelis & Co. Class A                                       1,611   47,492             0.0%
    Moody's Corp.                                              1,608  154,625             0.0%
    Morgan Stanley                                            27,819  917,192             0.2%
    Morningstar, Inc.                                          2,545  208,970             0.0%
    MSCI, Inc.                                                 7,735  518,245             0.1%
    MutualFirst Financial, Inc.                                  500   11,710             0.0%
    Nasdaq, Inc.                                               6,023  348,671             0.1%
    National Bank Holdings Corp. Class A                       3,572   78,798             0.0%
#   National Bankshares, Inc.                                    518   16,913             0.0%
    National General Holdings Corp.                            2,500   49,275             0.0%
    National Interstate Corp.                                  1,987   57,027             0.0%
    National Penn Bancshares, Inc.                            15,741  189,522             0.0%
    National Western Life Group, Inc. Class A                    388  100,100             0.0%
#*  Nationstar Mortgage Holdings, Inc.                         3,900   51,753             0.0%
    Navient Corp.                                             20,429  269,459             0.1%
*   Navigators Group, Inc. (The)                               1,618  138,096             0.0%
#   NBT Bancorp, Inc.                                          4,678  131,499             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Financials -- (Continued)
    Nelnet, Inc. Class A                                       3,531 $  126,339             0.0%
#   New York Community Bancorp, Inc.                          15,928    263,131             0.1%
    NewBridge Bancorp                                          2,551     28,852             0.0%
*   NewStar Financial, Inc.                                    3,876     40,892             0.0%
*   Nicholas Financial, Inc.                                     801     10,637             0.0%
*   NMI Holdings, Inc. Class A                                 3,370     25,342             0.0%
    Northeast Community Bancorp, Inc.                            436      3,218             0.0%
    Northern Trust Corp.                                       9,230    649,700             0.1%
#   Northfield Bancorp, Inc.                                   5,307     81,303             0.0%
    Northrim BanCorp, Inc.                                       900     24,858             0.0%
    NorthStar Asset Management Group, Inc.                     3,054     44,680             0.0%
    Northwest Bancshares, Inc.                                10,113    136,121             0.0%
    OceanFirst Financial Corp.                                 1,430     26,398             0.0%
*   Ocwen Financial Corp.                                      3,436     24,018             0.0%
    OFG Bancorp                                                4,365     40,202             0.0%
#   Old National Bancorp.                                     12,027    168,378             0.0%
    Old Republic International Corp.                          21,694    391,360             0.1%
*   Old Second Bancorp, Inc.                                   1,900     12,730             0.0%
    OneBeacon Insurance Group, Ltd. Class A                    2,219     31,931             0.0%
    Oppenheimer Holdings, Inc. Class A                         1,497     27,470             0.0%
    Opus Bank                                                    277     10,318             0.0%
    Oritani Financial Corp.                                    4,852     77,244             0.0%
    Pacific Continental Corp.                                  1,246     17,868             0.0%
*   Pacific Mercantile Bancorp                                   850      5,763             0.0%
*   Pacific Premier Bancorp, Inc.                              1,600     34,160             0.0%
    PacWest Bancorp                                            8,535    384,416             0.1%
    Park National Corp.                                        1,052     95,437             0.0%
    Park Sterling Corp.                                        4,874     35,337             0.0%
    PartnerRe, Ltd.                                            4,290    596,310             0.1%
    Peapack Gladstone Financial Corp.                          1,329     30,049             0.0%
#   Penns Woods Bancorp, Inc.                                    229     10,202             0.0%
*   PennyMac Financial Services, Inc. Class A                  2,658     43,963             0.0%
#   People's United Financial, Inc.                           24,985    398,511             0.1%
    Peoples Bancorp, Inc.                                      1,534     29,391             0.0%
*   PHH Corp.                                                  5,872     86,318             0.0%
#*  Phoenix Cos., Inc. (The)                                     193      6,635             0.0%
*   PICO Holdings, Inc.                                        1,698     16,403             0.0%
    Pinnacle Financial Partners, Inc.                          3,428    180,381             0.0%
*   Piper Jaffray Cos.                                         1,000     35,570             0.0%
    PNC Financial Services Group, Inc. (The)                   9,205    830,843             0.1%
    Popular, Inc.                                              8,362    247,264             0.0%
#*  PRA Group, Inc.                                            5,218    285,946             0.1%
    Preferred Bank                                             1,221     40,427             0.0%
    Premier Financial Bancorp, Inc.                              681     10,031             0.0%
#   Primerica, Inc.                                            5,346    254,630             0.0%
    Principal Financial Group, Inc.                           15,262    765,542             0.1%
    PrivateBancorp, Inc.                                       7,432    310,881             0.1%
    ProAssurance Corp.                                         5,966    315,959             0.1%
    Progressive Corp. (The)                                   31,032  1,028,090             0.2%
    Prosperity Bancshares, Inc.                                5,623    288,910             0.1%
    Provident Financial Holdings, Inc.                           600     10,284             0.0%
    Provident Financial Services, Inc.                         7,108    144,435             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES  VALUE+  OF NET ASSETS**
                                                              ------ -------- ---------------
Financials -- (Continued)
#   Prudential Bancorp, Inc.                                     845 $ 12,422             0.0%
    Prudential Financial, Inc.                                 8,580  707,850             0.1%
    Pulaski Financial Corp.                                      751   11,145             0.0%
    Pzena Investment Management, Inc. Class A                  1,300   12,389             0.0%
    QC Holdings, Inc.                                            900    1,395             0.0%
    QCR Holdings, Inc.                                           592   13,486             0.0%
    Radian Group, Inc.                                        10,400  150,488             0.0%
    Raymond James Financial, Inc.                              5,746  316,662             0.1%
*   Realogy Holdings Corp.                                     7,683  300,405             0.1%
*   Regional Management Corp.                                    715   11,662             0.0%
    Regions Financial Corp.                                   47,441  443,573             0.1%
    Reinsurance Group of America, Inc.                         3,391  306,004             0.1%
    RenaissanceRe Holdings, Ltd.                               4,812  527,540             0.1%
    Renasant Corp.                                             3,653  126,503             0.0%
    Republic Bancorp, Inc. Class A                             2,087   53,072             0.0%
#*  Republic First Bancorp, Inc.                               1,200    4,668             0.0%
#   Resource America, Inc. Class A                             2,023   15,557             0.0%
    Riverview Bancorp, Inc.                                      100      472             0.0%
#   RLI Corp.                                                  3,676  223,685             0.0%
    S&T Bancorp, Inc.                                          3,555  113,333             0.0%
#*  Safeguard Scientifics, Inc.                                2,419   42,937             0.0%
    Safety Insurance Group, Inc.                               1,754  101,644             0.0%
#   Sandy Spring Bancorp, Inc.                                 2,710   74,525             0.0%
*   Santander Consumer USA Holdings, Inc.                     13,053  235,085             0.0%
*   Seacoast Banking Corp. of Florida                          2,837   43,917             0.0%
    SEI Investments Co.                                        3,712  192,356             0.0%
    Selective Insurance Group, Inc.                            6,223  227,077             0.0%
#   ServisFirst Bancshares, Inc.                                 881   37,337             0.0%
    SI Financial Group, Inc.                                     243    3,074             0.0%
    Sierra Bancorp                                             1,132   18,350             0.0%
*   Signature Bank                                             2,103  313,179             0.1%
    Silvercrest Asset Management Group, Inc. Class A             800    8,880             0.0%
#   Simmons First National Corp. Class A                       3,122  160,908             0.0%
*   SLM Corp.                                                 38,429  271,309             0.1%
    South State Corp.                                          2,389  185,147             0.0%
    Southside Bancshares, Inc.                                 2,109   56,732             0.0%
    Southwest Bancorp, Inc.                                    2,086   35,274             0.0%
*   Springleaf Holdings, Inc.                                 12,650  593,411             0.1%
    StanCorp Financial Group, Inc.                             4,083  468,402             0.1%
    State Auto Financial Corp.                                 4,301  102,579             0.0%
    State Bank Financial Corp.                                 3,121   66,789             0.0%
    State Street Corp.                                         7,787  537,303             0.1%
    Sterling Bancorp                                          10,710  164,827             0.0%
    Stewart Information Services Corp.                         2,652  106,531             0.0%
*   Stifel Financial Corp.                                     5,623  249,830             0.0%
#   Stock Yards Bancorp, Inc.                                  1,400   52,752             0.0%
    Suffolk Bancorp                                              658   19,668             0.0%
*   Sun Bancorp, Inc.                                          1,735   34,717             0.0%
    SunTrust Banks, Inc.                                       9,767  405,526             0.1%
*   SVB Financial Group                                        3,639  444,213             0.1%
    Symetra Financial Corp.                                   11,801  374,446             0.1%
#*  Synchrony Financial                                        2,516   77,392             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Financials -- (Continued)
    Synovus Financial Corp.                                    11,047 $  349,417             0.1%
#   T Rowe Price Group, Inc.                                    5,430    410,617             0.1%
    Talmer Bancorp, Inc. Class A                                  729     12,262             0.0%
    TCF Financial Corp.                                        18,081    278,267             0.1%
#   TD Ameritrade Holding Corp.                                 4,838    166,766             0.0%
*   Tejon Ranch Co.                                             1,676     37,760             0.0%
    Territorial Bancorp, Inc.                                     900     25,092             0.0%
#*  Texas Capital Bancshares, Inc.                              3,404    187,901             0.0%
#   TFS Financial Corp.                                        15,250    267,790             0.1%
    Tompkins Financial Corp.                                    1,633     88,639             0.0%
    Torchmark Corp.                                             4,473    259,479             0.1%
    TowneBank                                                   4,455     95,604             0.0%
    Travelers Cos., Inc. (The)                                 14,602  1,648,420             0.3%
    Trico Bancshares                                            1,887     49,741             0.0%
#*  TriState Capital Holdings, Inc.                             2,788     34,822             0.0%
    TrustCo Bank Corp. NY                                      10,464     65,191             0.0%
    Trustmark Corp.                                             7,190    172,776             0.0%
    U.S. Bancorp.                                              44,912  1,894,388             0.3%
#   UMB Financial Corp.                                         4,907    240,836             0.0%
#   Umpqua Holdings Corp.                                      17,846    298,028             0.1%
    Union Bankshares Corp.                                      4,033    101,027             0.0%
#   United Bankshares, Inc.                                     7,204    284,918             0.1%
    United Community Banks, Inc.                                5,256    105,961             0.0%
#   United Community Financial Corp.                            4,118     22,567             0.0%
    United Financial Bancorp, Inc.                              5,508     71,494             0.0%
    United Fire Group, Inc.                                     2,518     93,644             0.0%
#   United Insurance Holdings Corp.                               216      3,568             0.0%
*   United Security Bancshares                                    384      2,020             0.0%
#   Universal Insurance Holdings, Inc.                          6,041    190,594             0.0%
    Univest Corp. of Pennsylvania                               2,264     44,578             0.0%
    Unum Group                                                  9,000    311,850             0.1%
    Validus Holdings, Ltd.                                      6,890    305,227             0.1%
#   Valley National Bancorp                                    22,241    233,530             0.0%
    Value Line, Inc.                                              213      3,427             0.0%
#   Virtus Investment Partners, Inc.                              732     85,673             0.0%
    Voya Financial, Inc.                                        7,990    324,154             0.1%
    Waddell & Reed Financial, Inc. Class A                      6,482    239,445             0.0%
*   Walker & Dunlop, Inc.                                       3,040     88,190             0.0%
    Washington Federal, Inc.                                   10,449    260,598             0.1%
#   Washington Trust Bancorp, Inc.                              1,489     57,773             0.0%
    Waterstone Financial, Inc.                                  3,226     42,970             0.0%
    Webster Financial Corp.                                     7,686    285,151             0.1%
    Wells Fargo & Co.                                         133,281  7,215,833             1.2%
    WesBanco, Inc.                                              4,170    136,150             0.0%
#   West BanCorp., Inc.                                         1,799     35,548             0.0%
#   Westamerica Bancorporation                                  1,988     87,889             0.0%
*   Western Alliance Bancorp                                    8,287    296,260             0.1%
    Westfield Financial, Inc.                                   1,934     15,085             0.0%
    Westwood Holdings Group, Inc.                               1,057     61,412             0.0%
    White Mountains Insurance Group, Ltd.                         482    380,780             0.1%
    Willis Group Holdings P.L.C.                                7,427    331,318             0.1%
    Wilshire Bancorp, Inc.                                      8,222     87,893             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------ ------------ ---------------
Financials -- (Continued)
    Wintrust Financial Corp.                                   5,091 $    257,045             0.0%
#   WisdomTree Investments, Inc.                               9,500      182,685             0.0%
#*  World Acceptance Corp.                                       900       34,317             0.0%
    WR Berkley Corp.                                           7,650      427,099             0.1%
#   WSFS Financial Corp.                                       3,132       99,504             0.0%
    XL Group P.L.C.                                           10,966      417,585             0.1%
#   Yadkin Financial Corp.                                     3,019       71,097             0.0%
#   Zions Bancorporation                                       9,600      276,192             0.1%
                                                                     ------------            ----
Total Financials                                                      113,186,997            18.7%
                                                                     ------------            ----
Health Care -- (6.2%)
#   Abaxis, Inc.                                                 500       25,105             0.0%
    Abbott Laboratories                                       19,347      866,746             0.2%
    AbbVie, Inc.                                              18,811    1,120,195             0.2%
*   ABIOMED, Inc.                                                800       58,928             0.0%
#*  Acadia Healthcare Co., Inc.                                3,500      214,935             0.0%
    Aceto Corp.                                                3,079       92,863             0.0%
*   Acorda Therapeutics, Inc.                                    372       13,407             0.0%
#*  Addus HomeCare Corp.                                       1,100       27,478             0.0%
    Aetna, Inc.                                               12,700    1,457,706             0.3%
#*  Air Methods Corp.                                          4,203      172,029             0.0%
#*  Akorn, Inc.                                                2,900       77,546             0.0%
#*  Albany Molecular Research, Inc.                            2,219       40,031             0.0%
*   Alere, Inc.                                                8,442      389,345             0.1%
*   Alexion Pharmaceuticals, Inc.                              1,006      177,056             0.0%
#*  Align Technology, Inc.                                     3,888      254,508             0.1%
*   Alkermes P.L.C.                                            1,168       84,003             0.0%
*   Alliance HealthCare Services, Inc.                           450        3,807             0.0%
*   Allscripts Healthcare Solutions, Inc.                     14,312      201,227             0.0%
*   Almost Family, Inc.                                        1,199       49,615             0.0%
#*  Alnylam Pharmaceuticals, Inc.                                600       51,570             0.0%
#*  Amedisys, Inc.                                             1,800       71,244             0.0%
    AmerisourceBergen Corp.                                    1,100      106,161             0.0%
    Amgen, Inc.                                               10,000    1,581,800             0.3%
*   AMN Healthcare Services, Inc.                              4,518      128,176             0.0%
*   Amsurg Corp.                                               5,904      413,811             0.1%
#*  Anacor Pharmaceuticals, Inc.                                 800       89,928             0.0%
    Analogic Corp.                                             1,079       94,542             0.0%
*   AngioDynamics, Inc.                                        3,639       45,779             0.0%
#*  Anika Therapeutics, Inc.                                   2,097       80,776             0.0%
    Anthem, Inc.                                               9,095    1,265,569             0.2%
*   Assembly Biosciences, Inc.                                 1,358       13,037             0.0%
#*  athenahealth, Inc.                                         1,048      159,768             0.0%
    Atrion Corp.                                                 178       65,682             0.0%
*   Biogen, Inc.                                               2,328      676,307             0.1%
*   BioMarin Pharmaceutical, Inc.                              1,100      128,744             0.0%
*   Biospecifics Technologies Corp.                              301       17,581             0.0%
*   BioTelemetry, Inc.                                         2,156       28,071             0.0%
*   Bluebird Bio, Inc.                                           700       53,991             0.0%
*   Boston Scientific Corp.                                   15,943      291,438             0.1%
*   Bovie Medical Corp.                                          200          380             0.0%
#*  Brookdale Senior Living, Inc.                             13,672      285,881             0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Health Care -- (Continued)
*   Bruker Corp.                                               6,500 $  119,405             0.0%
*   Cambrex Corp.                                              3,800    174,686             0.0%
    Cantel Medical Corp.                                       3,548    210,325             0.0%
#*  Capital Senior Living Corp.                                3,558     80,482             0.0%
    Cardinal Health, Inc.                                      4,078    335,212             0.1%
*   Catalent, Inc.                                             6,500    172,770             0.0%
*   Celgene Corp.                                              6,722    824,857             0.2%
*   Centene Corp.                                              5,455    324,463             0.1%
#*  Cepheid                                                      851     28,423             0.0%
*   Cerner Corp.                                               2,300    152,467             0.0%
*   Charles River Laboratories International, Inc.             3,707    241,845             0.1%
#   Chemed Corp.                                               1,787    281,077             0.1%
    Cigna Corp.                                                4,179    560,153             0.1%
*   Clovis Oncology, Inc.                                        700     69,937             0.0%
#   Computer Programs & Systems, Inc.                            864     32,841             0.0%
*   Concert Pharmaceuticals, Inc.                              1,100     24,981             0.0%
#   CONMED Corp.                                               2,606    105,699             0.0%
#*  Corvel Corp.                                               2,500     83,000             0.0%
    CR Bard, Inc.                                              1,767    329,280             0.1%
*   Cross Country Healthcare, Inc.                             1,942     26,217             0.0%
    CryoLife, Inc.                                             2,753     29,017             0.0%
*   Cumberland Pharmaceuticals, Inc.                           1,600      9,920             0.0%
*   Cutera, Inc.                                               1,041     14,126             0.0%
#*  Cynosure, Inc. Class A                                     2,066     77,764             0.0%
*   DaVita HealthCare Partners, Inc.                          11,677    905,084             0.2%
    DENTSPLY International, Inc.                               5,600    340,760             0.1%
#*  Depomed, Inc.                                              7,855    137,462             0.0%
*   DexCom, Inc.                                               1,400    116,648             0.0%
    Digirad Corp.                                                600      3,552             0.0%
#*  Dyax Corp.                                                 2,300     63,319             0.0%
*   Edwards Lifesciences Corp.                                 2,644    415,505             0.1%
#*  Emergent Biosolutions, Inc.                                3,133    100,726             0.0%
    Ensign Group, Inc. (The)                                   2,567    108,225             0.0%
*   Envision Healthcare Holdings, Inc.                         8,888    250,642             0.1%
*   Exactech, Inc.                                             1,238     21,083             0.0%
#*  ExamWorks Group, Inc.                                      3,816    107,764             0.0%
*   Express Scripts Holding Co.                               16,851  1,455,589             0.3%
*   Five Star Quality Care, Inc.                               4,100     13,407             0.0%
    Gilead Sciences, Inc.                                     15,800  1,708,454             0.3%
#*  Globus Medical, Inc. Class A                               7,505    167,737             0.0%
*   Greatbatch, Inc.                                           1,800     96,210             0.0%
*   Haemonetics Corp.                                          3,784    127,824             0.0%
#*  Halyard Health, Inc.                                       4,934    146,441             0.0%
#*  Hanger, Inc.                                               3,741     53,945             0.0%
*   Health Net, Inc.                                           4,700    302,022             0.1%
    HealthSouth Corp.                                          4,461    155,377             0.0%
*   HealthStream, Inc.                                         3,853     91,740             0.0%
#*  Healthways, Inc.                                           1,900     22,363             0.0%
*   Henry Schein, Inc.                                         3,966    601,682             0.1%
    Hill-Rom Holdings, Inc.                                    4,318    227,515             0.1%
*   HMS Holdings Corp.                                         6,284     66,171             0.0%
*   Hologic, Inc.                                             14,790    574,739             0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Health Care -- (Continued)
#*  Horizon Pharma P.L.C.                                      5,165 $   81,194             0.0%
    Humana, Inc.                                               4,466    797,762             0.1%
*   ICU Medical, Inc.                                          1,065    117,118             0.0%
#*  IDEXX Laboratories, Inc.                                   2,490    170,864             0.0%
#*  Impax Laboratories, Inc.                                   3,200    110,816             0.0%
*   IMS Health Holdings, Inc.                                  2,171     59,095             0.0%
#*  Incyte Corp.                                               3,041    357,409             0.1%
#*  Insys Therapeutics, Inc.                                   2,400     61,824             0.0%
*   Integra LifeSciences Holdings Corp.                        2,879    171,502             0.0%
#*  Intercept Pharmaceuticals, Inc.                              400     62,880             0.0%
#*  Intrexon Corp.                                             1,500     50,400             0.0%
*   Intuitive Surgical, Inc.                                     425    211,055             0.0%
#   Invacare Corp.                                             3,508     60,618             0.0%
*   IPC Healthcare, Inc.                                       1,500    117,750             0.0%
#*  Isis Pharmaceuticals, Inc.                                   800     38,520             0.0%
#*  Jazz Pharmaceuticals P.L.C.                                1,000    137,280             0.0%
*   Kindred Biosciences, Inc.                                  1,800      9,684             0.0%
    Kindred Healthcare, Inc.                                   8,957    120,024             0.0%
*   Laboratory Corp. of America Holdings                       3,679    451,560             0.1%
    Landauer, Inc.                                               263     10,386             0.0%
#*  Lannett Co., Inc.                                          4,500    201,465             0.0%
    LeMaitre Vascular, Inc.                                      800     10,656             0.0%
#*  Lexicon Pharmaceuticals, Inc.                              2,217     21,084             0.0%
*   LHC Group, Inc.                                            1,626     73,276             0.0%
#*  Lipocine, Inc.                                             1,415     16,923             0.0%
    LivaNova P.L.C.                                            2,800    185,584             0.0%
#*  Luminex Corp.                                              3,103     56,475             0.0%
*   Magellan Health, Inc.                                      2,764    147,598             0.0%
*   Mallinckrodt P.L.C.                                        3,940    258,740             0.1%
*   Masimo Corp.                                               4,918    195,146             0.0%
    McKesson Corp.                                             2,988    534,254             0.1%
*   MedAssets, Inc.                                            6,271    148,497             0.0%
#*  Medicines Co. (The)                                        6,900    236,256             0.1%
*   Medivation, Inc.                                           3,536    148,724             0.0%
    Medtronic P.L.C.                                          24,128  1,783,542             0.3%
#   Meridian Bioscience, Inc.                                  5,139     97,692             0.0%
*   Merit Medical Systems, Inc.                                3,800     70,452             0.0%
*   Mettler-Toledo International, Inc.                           589    183,173             0.0%
#*  MiMedx Group, Inc.                                         1,700     12,376             0.0%
#*  Molina Healthcare, Inc.                                    5,638    349,556             0.1%
#*  Myriad Genetics, Inc.                                      1,528     61,685             0.0%
    National Healthcare Corp.                                    975     63,648             0.0%
    National Research Corp. Class A                              800     12,264             0.0%
*   Natus Medical, Inc.                                        2,506    114,098             0.0%
#*  Nektar Therapeutics                                        5,818     69,060             0.0%
*   Neogen Corp.                                               2,207    119,288             0.0%
*   Neurocrine Biosciences, Inc.                               1,400     68,726             0.0%
#*  NewLink Genetics Corp.                                       540     20,666             0.0%
#*  NuVasive, Inc.                                             3,701    174,539             0.0%
*   Omnicell, Inc.                                             2,616     71,155             0.0%
#*  Opko Health, Inc.                                          6,831     64,553             0.0%
#*  OraSure Technologies, Inc.                                 1,425      7,410             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Health Care -- (Continued)
*   Orthofix International NV                                  1,746 $   59,451             0.0%
#   Owens & Minor, Inc.                                        6,644    238,187             0.1%
*   PAREXEL International Corp.                                4,309    271,984             0.1%
    Patterson Cos., Inc.                                       9,354    443,380             0.1%
*   PharMerica Corp.                                           2,800     79,996             0.0%
#   Phibro Animal Health Corp. Class A                           934     31,158             0.0%
#*  Premier, Inc. Class A                                      1,900     64,239             0.0%
*   Prestige Brands Holdings, Inc.                             5,290    259,263             0.1%
*   Providence Service Corp. (The)                             1,714     88,528             0.0%
#   Quality Systems, Inc.                                      4,957     69,646             0.0%
    Quest Diagnostics, Inc.                                    7,461    506,975             0.1%
#*  Quidel Corp.                                               2,228     42,822             0.0%
*   Quintiles Transnational Holdings, Inc.                     2,100    133,665             0.0%
*   RadNet, Inc.                                               1,496      9,889             0.0%
*   Regeneron Pharmaceuticals, Inc.                              600    334,434             0.1%
#   ResMed, Inc.                                               2,537    146,157             0.0%
#*  Rigel Pharmaceuticals, Inc.                                4,247     10,787             0.0%
*   RTI Surgical, Inc.                                         3,864     16,248             0.0%
#*  Sagent Pharmaceuticals, Inc.                               1,800     30,258             0.0%
*   SciClone Pharmaceuticals, Inc.                             3,900     29,718             0.0%
#*  SeaSpine Holdings Corp.                                      959     14,462             0.0%
#*  Seattle Genetics, Inc.                                     2,000     82,980             0.0%
#   Select Medical Holdings Corp.                             13,994    158,132             0.0%
#*  Sequenom, Inc.                                             3,199      5,598             0.0%
*   Sirona Dental Systems, Inc.                                3,826    417,531             0.1%
    St Jude Medical, Inc.                                      3,606    230,099             0.1%
#   STERIS Corp.                                               5,381    403,306             0.1%
    Stryker Corp.                                              2,964    283,418             0.1%
#*  Sucampo Pharmaceuticals, Inc. Class A                      2,361     45,709             0.0%
#*  Supernus Pharmaceuticals, Inc.                             2,840     46,860             0.0%
*   SurModics, Inc.                                            1,299     27,708             0.0%
*   Symmetry Surgical, Inc.                                      838      7,123             0.0%
#*  Team Health Holdings, Inc.                                 3,700    220,779             0.1%
#   Teleflex, Inc.                                             3,300    438,900             0.1%
#*  Tonix Pharmaceuticals Holding Corp.                        1,300      8,580             0.0%
#*  TransEnterix, Inc.                                         4,200     10,458             0.0%
#*  Triple-S Management Corp. Class B                          2,795     57,549             0.0%
*   Ultragenyx Pharmaceutical, Inc.                              600     59,610             0.0%
*   United Therapeutics Corp.                                    800    117,304             0.0%
    UnitedHealth Group, Inc.                                  20,900  2,461,602             0.4%
#   Universal American Corp.                                   9,293     69,326             0.0%
#   US Physical Therapy, Inc.                                  1,720     84,383             0.0%
    Utah Medical Products, Inc.                                  296     17,455             0.0%
*   Varian Medical Systems, Inc.                               2,025    159,023             0.0%
#*  Vascular Solutions, Inc.                                   1,412     45,353             0.0%
*   VCA, Inc.                                                  7,349    402,505             0.1%
#*  Veeva Systems, Inc. Class A                                2,151     54,571             0.0%
*   Versartis, Inc.                                              300      3,099             0.0%
*   Vertex Pharmaceuticals, Inc.                                 900    112,266             0.0%
*   Vocera Communications, Inc.                                1,100     12,947             0.0%
*   Waters Corp.                                               1,300    166,140             0.0%
*   WellCare Health Plans, Inc.                                3,900    345,540             0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE+    OF NET ASSETS**
                                                              ------ ----------- ---------------
Health Care -- (Continued)
    West Pharmaceutical Services, Inc.                         5,262 $   315,773             0.1%
*   Wright Medical Group NV                                    3,047      58,898             0.0%
    Zimmer Biomet Holdings, Inc.                               4,700     491,479             0.1%
    Zoetis, Inc.                                               5,060     217,631             0.0%
                                                                     -----------             ---
Total Health Care                                                     42,964,883             7.1%
                                                                     -----------             ---
Industrials -- (11.7%)
    3M Co.                                                     8,405   1,321,350             0.2%
#   AAON, Inc.                                                 5,500     112,585             0.0%
    AAR Corp.                                                  3,999      90,737             0.0%
    ABM Industries, Inc.                                       5,652     160,517             0.0%
#   Acacia Research Corp.                                      4,008      26,693             0.0%
*   ACCO Brands Corp.                                         11,292      91,126             0.0%
*   Accuride Corp.                                             4,072      11,483             0.0%
#   Actuant Corp. Class A                                      5,651     128,843             0.0%
#   Acuity Brands, Inc.                                          800     174,880             0.0%
#   ADT Corp. (The)                                           24,137     797,487             0.1%
#   Advanced Drainage Systems, Inc.                            2,459      77,262             0.0%
#*  Advisory Board Co. (The)                                   2,337     102,431             0.0%
#*  AECOM                                                     12,731     375,183             0.1%
*   Aegion Corp.                                               3,771      72,743             0.0%
#   AGCO Corp.                                                 9,669     467,883             0.1%
    Air Lease Corp.                                           11,616     391,575             0.1%
*   Air Transport Services Group, Inc.                         7,851      76,861             0.0%
#   Alamo Group, Inc.                                            900      42,228             0.0%
    Alaska Air Group, Inc.                                    14,000   1,067,500             0.2%
    Albany International Corp. Class A                         2,900     108,953             0.0%
#   Allegiant Travel Co.                                       1,850     365,283             0.1%
    Allegion P.L.C.                                            3,703     241,325             0.1%
    Allied Motion Technologies, Inc.                           1,625      31,346             0.0%
    Allison Transmission Holdings, Inc.                       19,639     563,639             0.1%
    Altra Industrial Motion Corp.                              3,013      79,724             0.0%
    AMERCO                                                     2,427     986,114             0.2%
#*  Ameresco, Inc. Class A                                     3,516      22,784             0.0%
    American Airlines Group, Inc.                              7,497     346,511             0.1%
#   American Railcar Industries, Inc.                          1,731      99,913             0.0%
#   American Science & Engineering, Inc.                         700      26,236             0.0%
*   American Woodmark Corp.                                    1,528     111,086             0.0%
    AMETEK, Inc.                                              12,222     670,010             0.1%
    AO Smith Corp.                                             1,800     138,276             0.0%
    Apogee Enterprises, Inc.                                   3,234     160,180             0.0%
#   Applied Industrial Technologies, Inc.                      3,488     144,089             0.0%
*   ARC Document Solutions, Inc.                               6,764      42,072             0.0%
    ArcBest Corp.                                              1,969      50,997             0.0%
    Argan, Inc.                                                2,064      76,265             0.0%
#*  Armstrong World Industries, Inc.                           6,077     301,541             0.1%
    Astec Industries, Inc.                                     2,462      80,015             0.0%
*   Astronics Corp.                                            2,105      79,590             0.0%
*   Astronics Corp. Class B                                        1          28             0.0%
*   Atlas Air Worldwide Holdings, Inc.                         2,984     123,060             0.0%
*   Avis Budget Group, Inc.                                   11,621     580,353             0.1%
    AZZ, Inc.                                                  2,733     151,217             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                       SHARES   VALUE+   OF NET ASSETS**
                                                                       ------ ---------- ---------------
Industrials -- (Continued)
#            B/E Aerospace, Inc.                                        3,995 $  187,565             0.0%
             Barnes Group, Inc.                                         5,536    208,098             0.0%
             Barrett Business Services, Inc.                              300     14,694             0.0%
*            Beacon Roofing Supply, Inc.                                3,920    138,729             0.0%
*            Blount International, Inc.                                 7,159     43,455             0.0%
             Brady Corp. Class A                                        4,124     93,821             0.0%
*            Breeze-Eastern Corp.                                         497     10,139             0.0%
#            Briggs & Stratton Corp.                                    5,115     90,894             0.0%
             Brink's Co. (The)                                          6,604    204,592             0.0%
#*           Builders FirstSource, Inc.                                 9,365    110,694             0.0%
*            CAI International, Inc.                                    1,816     21,102             0.0%
             Carlisle Cos., Inc.                                        3,556    309,372             0.1%
*            Casella Waste Systems, Inc. Class A                        3,700     22,459             0.0%
*            CBIZ, Inc.                                                 6,664     71,638             0.0%
             CDI Corp.                                                  2,402     19,216             0.0%
             CEB, Inc.                                                  2,528    188,993             0.0%
             Ceco Environmental Corp.                                   2,785     24,842             0.0%
             Celadon Group, Inc.                                        2,824     40,892             0.0%
#            CH Robinson Worldwide, Inc.                                3,372    233,949             0.1%
#*           Chart Industries, Inc.                                     3,149     54,131             0.0%
#            Chicago Bridge & Iron Co. NV                              13,255    594,752             0.1%
#            Cintas Corp.                                               3,157    293,885             0.1%
             CIRCOR International, Inc.                                 1,665     76,457             0.0%
             Civeo Corp.                                                7,798     14,504             0.0%
             CLARCOR, Inc.                                              5,012    249,898             0.1%
#*           Clean Harbors, Inc.                                        6,405    297,768             0.1%
#*           Colfax Corp.                                              12,259    330,503             0.1%
             Columbus McKinnon Corp.                                    2,111     39,455             0.0%
             Comfort Systems USA, Inc.                                  4,127    131,775             0.0%
*            Commercial Vehicle Group, Inc.                             1,100      4,576             0.0%
*            Continental Building Products, Inc.                        5,600     98,392             0.0%
#            Copa Holdings SA Class A                                   2,599    131,301             0.0%
*            Copart, Inc.                                              10,900    394,689             0.1%
#            Covanta Holding Corp.                                     12,472    209,031             0.0%
*            Covenant Transportation Group, Inc. Class A                2,301     44,409             0.0%
*            CPI Aerostructures, Inc.                                     400      3,400             0.0%
*            CRA International, Inc.                                      600     14,040             0.0%
             Crane Co.                                                  4,980    262,147             0.1%
             CSX Corp.                                                 42,605  1,149,909             0.2%
(degrees)#*  CTPartners Executive Search, Inc.                            467         77             0.0%
             Cummins, Inc.                                              5,802    600,565             0.1%
             Curtiss-Wright Corp.                                       5,012    348,635             0.1%
             Danaher Corp.                                             16,023  1,495,106             0.3%
#            Deere & Co.                                                7,870    613,860             0.1%
             Delta Air Lines, Inc.                                     12,360    628,382             0.1%
#            Deluxe Corp.                                               5,032    299,656             0.1%
#            Donaldson Co., Inc.                                        8,879    268,146             0.1%
             Douglas Dynamics, Inc.                                     2,736     60,028             0.0%
             Dover Corp.                                               10,053    647,715             0.1%
*            Ducommun, Inc.                                             1,256     27,180             0.0%
             Dun & Bradstreet Corp. (The)                               1,684    191,757             0.0%
#*           DXP Enterprises, Inc.                                      1,200     36,312             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Industrials -- (Continued)
*   Dycom Industries, Inc.                                     4,466 $  339,818             0.1%
    Dynamic Materials Corp.                                    1,500     10,695             0.0%
    Eastern Co. (The)                                            312      5,232             0.0%
    Eaton Corp. P.L.C.                                        11,206    626,527             0.1%
#*  Echo Global Logistics, Inc.                                2,419     57,548             0.0%
    EMCOR Group, Inc.                                          6,703    323,621             0.1%
    Emerson Electric Co.                                      16,543    781,326             0.1%
    Encore Wire Corp.                                          2,000     85,540             0.0%
#*  Energy Recovery, Inc.                                      3,500     25,095             0.0%
    EnerSys                                                    4,945    301,596             0.1%
    Engility Holdings, Inc.                                    1,878     60,453             0.0%
    Ennis, Inc.                                                2,743     54,942             0.0%
    EnPro Industries, Inc.                                     1,800     88,398             0.0%
    Equifax, Inc.                                              3,769    401,662             0.1%
    ESCO Technologies, Inc.                                    2,834    105,113             0.0%
    Espey Manufacturing & Electronics Corp.                      200      5,040             0.0%
    Essendant, Inc.                                            3,416    118,091             0.0%
    Expeditors International of Washington, Inc.               2,830    140,906             0.0%
#   Exponent, Inc.                                             2,200    113,102             0.0%
#   Fastenal Co.                                               5,934    232,375             0.1%
    Federal Signal Corp.                                       9,980    150,299             0.0%
    FedEx Corp.                                                6,578  1,026,497             0.2%
#   Flowserve Corp.                                            2,226    103,197             0.0%
    Fluor Corp.                                                8,307    397,158             0.1%
#   Fortune Brands Home & Security, Inc.                       6,401    334,964             0.1%
    Forward Air Corp.                                          3,378    153,226             0.0%
*   Franklin Covey Co.                                         1,696     29,052             0.0%
#   Franklin Electric Co., Inc.                                4,721    155,604             0.0%
    FreightCar America, Inc.                                   1,200     21,816             0.0%
*   FTI Consulting, Inc.                                       4,499    153,011             0.0%
*   Fuel Tech, Inc.                                            1,500      3,030             0.0%
*   Furmanite Corp.                                            3,862     26,841             0.0%
    G&K Services, Inc. Class A                                 2,201    144,870             0.0%
#   GATX Corp.                                                 4,312    201,370             0.0%
#*  Generac Holdings, Inc.                                     5,106    161,145             0.0%
#   General Cable Corp.                                        5,143     79,151             0.0%
*   Genesee & Wyoming, Inc. Class A                            3,914    262,629             0.1%
*   Gibraltar Industries, Inc.                                 3,616     91,557             0.0%
    Global Brass & Copper Holdings, Inc.                       2,379     53,504             0.0%
#   Global Power Equipment Group, Inc.                         1,450      6,279             0.0%
#   Golden Ocean Group, Ltd.                                   3,722      7,332             0.0%
*   Goldfield Corp. (The)                                        600      1,038             0.0%
#   Gorman-Rupp Co. (The)                                      1,946     55,636             0.0%
*   GP Strategies Corp.                                        2,129     53,417             0.0%
#   Graco, Inc.                                                3,490    256,166             0.1%
    Graham Corp.                                                 700     11,879             0.0%
    Granite Construction, Inc.                                 3,858    126,697             0.0%
*   Great Lakes Dredge & Dock Corp.                            6,473     25,892             0.0%
#   Greenbrier Cos., Inc. (The)                                2,478     94,263             0.0%
#   Griffon Corp.                                              5,226     89,783             0.0%
    H&E Equipment Services, Inc.                               2,268     43,795             0.0%
    Hardinge, Inc.                                             1,051      9,942             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES  VALUE+  OF NET ASSETS**
                                                              ------ -------- ---------------
Industrials -- (Continued)
    Harsco Corp.                                              12,414 $133,202             0.0%
*   Hawaiian Holdings, Inc.                                    6,902  239,499             0.1%
#*  HC2 Holdings, Inc.                                           936    7,076             0.0%
*   HD Supply Holdings, Inc.                                   8,875  264,386             0.1%
#   Healthcare Services Group, Inc.                            2,476   92,256             0.0%
#   Heartland Express, Inc.                                   11,366  214,022             0.1%
    HEICO Corp.                                                2,500  126,100             0.0%
    HEICO Corp. Class A                                        3,591  156,855             0.0%
    Heidrick & Struggles International, Inc.                   1,671   44,382             0.0%
*   Heritage-Crystal Clean, Inc.                               2,088   24,889             0.0%
    Herman Miller, Inc.                                        6,682  212,020             0.0%
*   Hertz Global Holdings, Inc.                               31,764  619,398             0.1%
#   Hexcel Corp.                                               8,124  376,304             0.1%
*   Hill International, Inc.                                   2,600    8,788             0.0%
    Hillenbrand, Inc.                                          8,312  246,617             0.1%
    HNI Corp.                                                  4,942  212,209             0.0%
    Honeywell International, Inc.                              9,469  977,958             0.2%
    Houston Wire & Cable Co.                                   1,200    7,440             0.0%
*   Hub Group, Inc. Class A                                    3,483  139,250             0.0%
#   Hubbell, Inc. Class A                                        167   19,734             0.0%
    Hubbell, Inc. Class B                                      3,956  383,139             0.1%
*   Hudson Global, Inc.                                        2,300    5,313             0.0%
    Hurco Cos., Inc.                                             500   13,435             0.0%
*   Huron Consulting Group, Inc.                               2,502  120,847             0.0%
    Hyster-Yale Materials Handling, Inc.                       1,249   73,091             0.0%
*   ICF International, Inc.                                    1,939   59,469             0.0%
    IDEX Corp.                                                 5,779  443,596             0.1%
*   IHS, Inc. Class A                                          2,400  286,896             0.1%
    Illinois Tool Works, Inc.                                  5,161  474,502             0.1%
    Ingersoll-Rand P.L.C.                                     12,408  735,298             0.1%
#*  InnerWorkings, Inc.                                        4,367   32,665             0.0%
*   Innovative Solutions & Support, Inc.                         400    1,000             0.0%
    Insperity, Inc.                                            2,668  123,955             0.0%
    Insteel Industries, Inc.                                   1,312   28,064             0.0%
*   Integrated Electrical Services, Inc.                         315    2,227             0.0%
    Interface, Inc.                                            6,223  121,660             0.0%
#   International Shipholding Corp.                              500    1,015             0.0%
    ITT Corp.                                                  7,749  306,705             0.1%
*   Jacobs Engineering Group, Inc.                            10,762  431,987             0.1%
    JB Hunt Transport Services, Inc.                           2,707  206,734             0.0%
*   JetBlue Airways Corp.                                     33,180  824,191             0.2%
    John Bean Technologies Corp.                               2,511  112,643             0.0%
#   Joy Global, Inc.                                           7,414  127,373             0.0%
    Kadant, Inc.                                                 500   20,560             0.0%
#   Kaman Corp.                                                2,469   96,019             0.0%
    Kansas City Southern                                       4,670  386,489             0.1%
    KAR Auction Services, Inc.                                14,392  552,653             0.1%
    KBR, Inc.                                                  9,479  174,793             0.0%
    Kelly Services, Inc. Class A                               3,623   57,243             0.0%
#   Kennametal, Inc.                                           6,737  189,444             0.0%
*   Key Technology, Inc.                                         200    2,238             0.0%
    Kforce, Inc.                                               3,920  110,191             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES  VALUE+  OF NET ASSETS**
                                                              ------ -------- ---------------
Industrials -- (Continued)
    Kimball International, Inc. Class B                        5,025 $ 54,873             0.0%
*   Kirby Corp.                                                6,360  415,244             0.1%
#*  KLX, Inc.                                                  3,858  150,886             0.0%
#   Knight Transportation, Inc.                               10,595  269,325             0.1%
    Knoll, Inc.                                                5,417  125,891             0.0%
    Korn/Ferry International                                   3,862  140,461             0.0%
    Landstar System, Inc.                                      3,330  209,923             0.0%
*   Lawson Products, Inc.                                        700   18,207             0.0%
*   Layne Christensen Co.                                      1,949   12,357             0.0%
    LB Foster Co. Class A                                        951   14,008             0.0%
    Lennox International, Inc.                                 2,366  314,228             0.1%
    Lincoln Electric Holdings, Inc.                            6,652  397,856             0.1%
#   Lindsay Corp.                                              1,207   81,810             0.0%
*   LMI Aerospace, Inc.                                          900    9,441             0.0%
    LS Starrett Co. (The) Class A                                230    2,749             0.0%
    LSI Industries, Inc.                                       1,905   20,460             0.0%
*   Lydall, Inc.                                               1,600   54,768             0.0%
    Manitowoc Co., Inc. (The)                                 13,368  204,530             0.0%
    Manpowergroup, Inc.                                        4,927  452,200             0.1%
    Marten Transport, Ltd.                                     3,597   58,955             0.0%
    Masco Corp.                                                7,631  221,299             0.1%
*   MasTec, Inc.                                               8,732  146,436             0.0%
    Matson, Inc.                                               3,801  174,200             0.0%
    Matthews International Corp. Class A                       2,539  146,576             0.0%
#   McGrath RentCorp                                           2,866   86,123             0.0%
*   Meritor, Inc.                                              6,964   75,699             0.0%
*   Mfri, Inc.                                                   300    1,692             0.0%
*   Middleby Corp. (The)                                       2,730  319,246             0.1%
    Miller Industries, Inc.                                      800   18,144             0.0%
*   Mistras Group, Inc.                                        2,322   43,932             0.0%
#   Mobile Mini, Inc.                                          4,781  163,701             0.0%
*   Moog, Inc. Class A                                         3,442  212,578             0.0%
#*  MRC Global, Inc.                                          10,826  128,829             0.0%
    MSA Safety, Inc.                                           3,967  172,485             0.0%
    MSC Industrial Direct Co., Inc. Class A                    5,466  343,101             0.1%
    Mueller Industries, Inc.                                   5,524  174,116             0.0%
    Mueller Water Products, Inc. Class A                      21,496  189,165             0.0%
#   Multi-Color Corp.                                          1,844  143,537             0.0%
*   MYR Group, Inc.                                            2,344   52,740             0.0%
*   Navigant Consulting, Inc.                                  4,670   80,324             0.0%
*   NCI Building Systems, Inc.                                 4,080   42,677             0.0%
    Nielsen Holdings P.L.C.                                   15,782  749,803             0.1%
*   NL Industries, Inc.                                        2,000    6,980             0.0%
#   NN, Inc.                                                   2,533   34,955             0.0%
#   Nordson Corp.                                              4,043  288,023             0.1%
    Norfolk Southern Corp.                                     9,406  752,762             0.1%
#*  Nortek, Inc.                                                 919   56,381             0.0%
#*  Northwest Pipe Co.                                           665    8,785             0.0%
#*  NOW, Inc.                                                  2,403   39,674             0.0%
*   NV5 Holdings, Inc.                                           528   12,292             0.0%
*   Old Dominion Freight Line, Inc.                            8,111  502,395             0.1%
*   On Assignment, Inc.                                        5,609  253,022             0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Industrials -- (Continued)
#*  Orion Energy Systems, Inc.                                   900 $    1,629             0.0%
#*  Orion Marine Group, Inc.                                   2,461      9,623             0.0%
#   Oshkosh Corp.                                              8,932    367,016             0.1%
    Owens Corning                                             11,562    526,418             0.1%
#   PACCAR, Inc.                                              14,290    752,369             0.1%
*   PAM Transportation Services, Inc.                            503     17,962             0.0%
    Park-Ohio Holdings Corp.                                   1,783     61,514             0.0%
#   Parker-Hannifin Corp.                                      7,847    821,581             0.2%
*   Patrick Industries, Inc.                                   2,332     94,633             0.0%
*   Patriot Transportation Holding, Inc.                         133      2,950             0.0%
*   Pendrell Corp.                                             6,146      4,118             0.0%
#   Pentair P.L.C.                                             8,994    502,945             0.1%
*   Performant Financial Corp.                                 6,812     15,736             0.0%
*   PGT, Inc.                                                  7,617     91,861             0.0%
#   Pitney Bowes, Inc.                                        10,321    213,129             0.0%
#*  Ply Gem Holdings, Inc.                                     4,100     48,462             0.0%
    Powell Industries, Inc.                                      901     30,021             0.0%
#*  Power Solutions International, Inc.                          277      4,997             0.0%
*   PowerSecure International, Inc.                            1,907     23,761             0.0%
    Precision Castparts Corp.                                  4,599  1,061,495             0.2%
    Preformed Line Products Co.                                  428     18,190             0.0%
#   Primoris Services Corp.                                    6,129    122,090             0.0%
#*  Proto Labs, Inc.                                             741     48,046             0.0%
    Quad/Graphics, Inc.                                        3,742     48,272             0.0%
    Quanex Building Products Corp.                             2,848     53,742             0.0%
*   Quanta Services, Inc.                                     17,314    348,185             0.1%
*   Radiant Logistics, Inc.                                    6,676     26,504             0.0%
#   Raven Industries, Inc.                                     3,272     59,583             0.0%
#*  RBC Bearings, Inc.                                         2,352    160,853             0.0%
    RCM Technologies, Inc.                                       300      1,533             0.0%
    Regal Beloit Corp.                                         3,837    244,762             0.1%
#*  Republic Airways Holdings, Inc.                            5,101     29,382             0.0%
    Republic Services, Inc.                                   16,295    712,743             0.1%
    Resources Connection, Inc.                                 3,398     60,994             0.0%
*   Rexnord Corp.                                             15,626    288,768             0.1%
*   Roadrunner Transportation Systems, Inc.                    3,928     41,794             0.0%
    Robert Half International, Inc.                            3,697    194,684             0.0%
    Rockwell Automation, Inc.                                  3,268    356,735             0.1%
#   Rockwell Collins, Inc.                                     1,400    121,408             0.0%
#   Rollins, Inc.                                             10,723    287,591             0.1%
    Roper Technologies, Inc.                                   3,833    714,280             0.1%
*   RPX Corp.                                                  5,953     84,771             0.0%
#   RR Donnelley & Sons Co.                                   15,682    264,555             0.1%
*   Rush Enterprises, Inc. Class A                             3,408     83,087             0.0%
    Ryder System, Inc.                                         7,716    553,855             0.1%
#*  Saia, Inc.                                                 2,876     67,902             0.0%
#*  Sensata Technologies Holding NV                            3,033    145,857             0.0%
    SIFCO Industries, Inc.                                       157      1,959             0.0%
    Simpson Manufacturing Co., Inc.                            4,083    155,072             0.0%
#   SkyWest, Inc.                                              5,524    105,177             0.0%
*   SL Industries, Inc.                                          560     18,760             0.0%
    Snap-on, Inc.                                              2,900    481,081             0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Industrials -- (Continued)
#*  SolarCity Corp.                                            2,500 $   74,125             0.0%
    Southwest Airlines Co.                                    38,606  1,787,072             0.3%
*   SP Plus Corp.                                              2,236     57,018             0.0%
*   Spirit Aerosystems Holdings, Inc. Class A                  6,809    359,107             0.1%
*   Spirit Airlines, Inc.                                      5,133    190,537             0.0%
    SPX Corp.                                                  3,471     42,520             0.0%
*   SPX FLOW, Inc.                                             3,471    117,667             0.0%
    Standex International Corp.                                1,392    124,890             0.0%
    Stanley Black & Decker, Inc.                               7,171    759,983             0.1%
    Steelcase, Inc. Class A                                   10,033    194,741             0.0%
*   Stericycle, Inc.                                           1,293    156,931             0.0%
*   Sterling Construction Co., Inc.                              832      3,220             0.0%
#*  Stock Building Supply Holdings, Inc.                       1,667     28,806             0.0%
    Sun Hydraulics Corp.                                       3,588    105,093             0.0%
    Supreme Industries, Inc. Class A                           1,500     12,000             0.0%
#*  Swift Transportation Co.                                  11,388    177,994             0.0%
    TAL International Group, Inc.                              3,620     61,395             0.0%
#*  Taser International, Inc.                                  4,043     94,647             0.0%
#*  Team, Inc.                                                 1,660     58,100             0.0%
*   Teledyne Technologies, Inc.                                3,821    340,948             0.1%
    Tennant Co.                                                1,874    108,542             0.0%
    Terex Corp.                                               10,133    203,268             0.0%
    Tetra Tech, Inc.                                           6,259    168,367             0.0%
#   Textainer Group Holdings, Ltd.                             5,806    113,565             0.0%
*   Thermon Group Holdings, Inc.                               3,194     64,231             0.0%
    Timken Co. (The)                                           8,231    260,100             0.1%
    Titan International, Inc.                                  3,320     23,572             0.0%
#*  Titan Machinery, Inc.                                      1,637     20,021             0.0%
    Toro Co. (The)                                             2,757    207,519             0.0%
    Towers Watson & Co. Class A                                2,642    326,446             0.1%
*   TransDigm Group, Inc.                                        878    193,028             0.0%
*   TRC Cos., Inc.                                             2,308     23,842             0.0%
#*  Trex Co., Inc.                                             1,936     75,640             0.0%
*   Trimas Corp.                                               4,555     91,146             0.0%
#   Trinity Industries, Inc.                                  19,670    532,467             0.1%
    Triumph Group, Inc.                                        5,287    246,268             0.1%
*   TrueBlue, Inc.                                             3,640    105,451             0.0%
*   Tutor Perini Corp.                                         5,050     84,739             0.0%
    Twin Disc, Inc.                                            1,100     12,958             0.0%
    Tyco International P.L.C.                                  8,692    316,736             0.1%
*   Ultralife Corp.                                              900      6,102             0.0%
    UniFirst Corp.                                             1,405    147,623             0.0%
    Union Pacific Corp.                                       30,954  2,765,740             0.5%
*   United Continental Holdings, Inc.                          7,786    469,574             0.1%
    United Parcel Service, Inc. Class B                        6,714    691,676             0.1%
*   United Rentals, Inc.                                       7,158    535,848             0.1%
    United Technologies Corp.                                 17,954  1,766,853             0.3%
    Universal Forest Products, Inc.                            2,015    146,349             0.0%
    Universal Truckload Services, Inc.                         2,487     39,742             0.0%
    US Ecology, Inc.                                           2,754    107,984             0.0%
*   USA Truck, Inc.                                              905     16,453             0.0%
#*  USG Corp.                                                  4,837    114,008             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE+    OF NET ASSETS**
                                                              ------ ----------- ---------------
Industrials -- (Continued)
*   UTi Worldwide, Inc.                                        8,473 $    60,413             0.0%
    Valmont Industries, Inc.                                   2,358     255,702             0.1%
*   Verisk Analytics, Inc.                                     3,938     282,000             0.1%
#*  Veritiv Corp.                                                833      34,986             0.0%
    Viad Corp.                                                 2,548      76,720             0.0%
#*  Vicor Corp.                                                1,600      15,456             0.0%
*   Volt Information Sciences, Inc.                              639       5,508             0.0%
#   VSE Corp.                                                    500      28,730             0.0%
#*  Wabash National Corp.                                      7,495      89,715             0.0%
*   WABCO Holdings, Inc.                                       3,100     347,913             0.1%
#   Wabtec Corp.                                               1,400     116,018             0.0%
    Waste Connections, Inc.                                   13,121     714,832             0.1%
    Waste Management, Inc.                                     9,825     528,192             0.1%
    Watsco, Inc.                                               2,518     309,790             0.1%
    Watts Water Technologies, Inc. Class A                     2,662     144,919             0.0%
#   Werner Enterprises, Inc.                                   7,357     194,666             0.0%
#*  Wesco Aircraft Holdings, Inc.                              6,659      82,971             0.0%
#*  WESCO International, Inc.                                  4,700     229,971             0.1%
    West Corp.                                                 5,527     131,598             0.0%
*   Willdan Group, Inc.                                          911      10,121             0.0%
*   Willis Lease Finance Corp.                                   400       6,240             0.0%
#   Woodward, Inc.                                             6,979     317,545             0.1%
#   WW Grainger, Inc.                                          1,477     310,170             0.1%
#*  Xerium Technologies, Inc.                                  1,405      18,968             0.0%
#*  XPO Logistics, Inc.                                        7,640     212,086             0.0%
    Xylem, Inc.                                               15,526     565,302             0.1%
*   YRC Worldwide, Inc.                                        2,988      54,561             0.0%
                                                                     -----------            ----
Total Industrials                                                     80,735,523            13.3%
                                                                     -----------            ----
Information Technology -- (16.4%)
#*  3D Systems Corp.                                           1,697      17,072             0.0%
    Accenture P.L.C. Class A                                   6,635     711,272             0.1%
*   ACI Worldwide, Inc.                                        8,700     208,365             0.0%
#   Activision Blizzard, Inc.                                 27,130     943,039             0.2%
*   Actua Corp.                                                4,648      64,375             0.0%
*   Acxiom Corp.                                               7,419     164,108             0.0%
*   Adobe Systems, Inc.                                        1,944     172,355             0.0%
#   ADTRAN, Inc.                                               3,700      57,461             0.0%
*   Advanced Energy Industries, Inc.                           3,958     111,932             0.0%
#*  Agilysys, Inc.                                             1,500      17,055             0.0%
#*  Akamai Technologies, Inc.                                  2,817     171,330             0.0%
*   Alliance Data Systems Corp.                                1,259     374,313             0.1%
#   Alliance Fiber Optic Products, Inc.                        2,052      27,928             0.0%
*   Alpha & Omega Semiconductor, Ltd.                          2,773      24,624             0.0%
*   Alphabet, Inc. Class A                                     3,534   2,605,936             0.4%
*   Alphabet, Inc. Class C                                     3,973   2,824,048             0.5%
    Altera Corp.                                               8,014     421,136             0.1%
    Amdocs, Ltd.                                               6,646     395,902             0.1%
    American Software, Inc. Class A                            1,755      17,954             0.0%
*   Amkor Technology, Inc.                                    14,652      91,135             0.0%
    Amphenol Corp. Class A                                     5,958     323,043             0.1%
#*  Amtech Systems, Inc.                                         531       2,735             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE+    OF NET ASSETS**
                                                              ------ ----------- ---------------
Information Technology -- (Continued)
    Analog Devices, Inc.                                      12,138 $   729,737             0.1%
#*  Angie's List, Inc.                                         2,692      20,809             0.0%
*   Anixter International, Inc.                                3,263     223,777             0.0%
#*  ANSYS, Inc.                                                3,625     345,499             0.1%
    Apple, Inc.                                               88,417  10,565,831             1.8%
    Applied Materials, Inc.                                   11,410     191,346             0.0%
#*  Arista Networks, Inc.                                      1,300      83,863             0.0%
*   ARRIS Group, Inc.                                         17,640     498,506             0.1%
*   Arrow Electronics, Inc.                                   10,643     585,259             0.1%
#*  Aspen Technology, Inc.                                     4,012     166,057             0.0%
#   Atmel Corp.                                               14,000     106,400             0.0%
#*  Autodesk, Inc.                                             1,900     104,861             0.0%
    Automatic Data Processing, Inc.                            4,797     417,291             0.1%
    Avago Technologies, Ltd.                                   3,100     381,703             0.1%
*   AVG Technologies NV                                       18,925     448,522             0.1%
*   Aviat Networks, Inc.                                       3,735       3,810             0.0%
*   Avid Technology, Inc.                                      2,744      23,187             0.0%
    Avnet, Inc.                                               10,307     468,247             0.1%
#   AVX Corp.                                                 12,722     171,747             0.0%
*   Axcelis Technologies, Inc.                                13,615      38,122             0.0%
*   AXT, Inc.                                                  2,400       5,280             0.0%
#   Badger Meter, Inc.                                         1,667     100,987             0.0%
#*  Bankrate, Inc.                                             7,400      87,838             0.0%
    Bel Fuse, Inc. Class B                                     1,200      21,636             0.0%
    Belden, Inc.                                               2,262     144,836             0.0%
*   Benchmark Electronics, Inc.                                4,214      83,353             0.0%
    Black Box Corp.                                            1,262      15,409             0.0%
    Blackbaud, Inc.                                            3,632     227,690             0.1%
*   Blackhawk Network Holdings, Inc.                           5,514     234,786             0.1%
*   Blucora, Inc.                                              4,883      47,853             0.0%
    Booz Allen Hamilton Holding Corp.                          6,189     182,328             0.0%
#*  Bottomline Technologies de, Inc.                           2,535      70,169             0.0%
    Broadcom Corp. Class A                                     4,500     231,300             0.1%
    Broadridge Financial Solutions, Inc.                       4,571     272,340             0.1%
*   BroadVision, Inc.                                            200       1,202             0.0%
    Brocade Communications Systems, Inc.                      40,237     419,270             0.1%
    Brooks Automation, Inc.                                    7,292      80,504             0.0%
*   Bsquare Corp.                                                500       5,440             0.0%
    CA, Inc.                                                  22,046     610,895             0.1%
*   Cabot Microelectronics Corp.                               2,165      91,298             0.0%
*   CACI International, Inc. Class A                           2,766     268,413             0.1%
*   Cadence Design Systems, Inc.                              11,200     248,864             0.1%
*   CalAmp Corp.                                               3,100      58,776             0.0%
*   Calix, Inc.                                                5,315      37,152             0.0%
*   Carbonite, Inc.                                            1,329      13,449             0.0%
#*  Cardtronics, Inc.                                          5,978     206,241             0.0%
*   Cascade Microtech, Inc.                                    2,099      32,157             0.0%
#   Cass Information Systems, Inc.                               876      45,692             0.0%
#*  Cavium, Inc.                                                 500      35,475             0.0%
    CDK Global, Inc.                                           1,899      94,551             0.0%
    CDW Corp.                                                 11,303     505,131             0.1%
*   Ceva, Inc.                                                 1,827      42,697             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Information Technology -- (Continued)
    Checkpoint Systems, Inc.                                    4,478 $   33,495             0.0%
*   CIBER, Inc.                                                 7,882     28,139             0.0%
#*  Ciena Corp.                                                 8,945    215,932             0.0%
#*  Cimpress NV                                                 3,489    275,282             0.1%
#*  Cirrus Logic, Inc.                                          6,738    207,733             0.0%
    Cisco Systems, Inc.                                       138,750  4,002,937             0.7%
*   Citrix Systems, Inc.                                        3,002    246,464             0.1%
#*  Clearfield, Inc.                                              600      8,418             0.0%
#   Cognex Corp.                                                3,516    132,202             0.0%
*   Cognizant Technology Solutions Corp. Class A                6,116    416,561             0.1%
#*  Coherent, Inc.                                              1,988    107,750             0.0%
    Cohu, Inc.                                                  2,599     32,721             0.0%
*   CommScope Holding Co., Inc.                                13,007    421,817             0.1%
    Communications Systems, Inc.                                  400      3,244             0.0%
*   CommVault Systems, Inc.                                     2,024     82,012             0.0%
    Computer Sciences Corp.                                     6,933    461,668             0.1%
    Computer Task Group, Inc.                                   1,668     12,010             0.0%
    Comtech Telecommunications Corp.                            1,600     38,656             0.0%
    Concurrent Computer Corp.                                   1,400      6,958             0.0%
*   Constant Contact, Inc.                                      1,310     34,191             0.0%
    Convergys Corp.                                             8,388    215,320             0.0%
*   CoreLogic, Inc.                                             9,208    358,928             0.1%
*   CoStar Group, Inc.                                            500    101,535             0.0%
*   Covisint Corp.                                              2,639      5,568             0.0%
#*  Cray, Inc.                                                  2,309     68,416             0.0%
#*  Cree, Inc.                                                  5,708    143,785             0.0%
    CSG Systems International, Inc.                             4,164    139,577             0.0%
#   CTS Corp.                                                   1,493     27,143             0.0%
#   Cypress Semiconductor Corp.                                14,326    150,996             0.0%
    Daktronics, Inc.                                            2,912     28,246             0.0%
*   Datalink Corp.                                              1,905     13,906             0.0%
*   Demand Media, Inc.                                            663      2,884             0.0%
*   DHI Group, Inc.                                             7,764     70,264             0.0%
#   Diebold, Inc.                                               6,891    254,071             0.1%
*   Digi International, Inc.                                    2,826     36,455             0.0%
#*  Digimarc Corp.                                                400      8,984             0.0%
*   Diodes, Inc.                                                3,494     80,013             0.0%
#   Dolby Laboratories, Inc. Class A                            4,796    166,277             0.0%
*   DSP Group, Inc.                                             1,882     19,008             0.0%
    DST Systems, Inc.                                           4,345    530,742             0.1%
*   DTS, Inc.                                                   1,597     47,527             0.0%
    EarthLink Holdings Corp.                                   16,208    138,578             0.0%
*   eBay, Inc.                                                 16,987    473,937             0.1%
#   Ebix, Inc.                                                  3,114     86,351             0.0%
*   EchoStar Corp. Class A                                      4,519    202,587             0.0%
    Electro Rent Corp.                                          2,186     22,691             0.0%
    Electro Scientific Industries, Inc.                         3,565     16,649             0.0%
*   Electronic Arts, Inc.                                       4,650    335,125             0.1%
*   Electronics for Imaging, Inc.                               3,022    140,342             0.0%
#*  Ellie Mae, Inc.                                             1,499    109,397             0.0%
*   eMagin Corp.                                                  200        450             0.0%
    EMC Corp.                                                  70,135  1,838,940             0.3%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Information Technology -- (Continued)
*   Emcore Corp.                                               2,998 $   20,506             0.0%
#*  EnerNOC, Inc.                                              3,307     25,927             0.0%
*   Entegris, Inc.                                            10,747    137,884             0.0%
#*  Envestnet, Inc.                                            1,464     43,715             0.0%
*   EPAM Systems, Inc.                                         3,103    240,017             0.1%
    Epiq Systems, Inc.                                         4,050     55,890             0.0%
*   ePlus, Inc.                                                  624     52,678             0.0%
*   Euronet Worldwide, Inc.                                    3,499    280,760             0.1%
#*  Exar Corp.                                                 4,467     25,417             0.0%
*   ExlService Holdings, Inc.                                  2,149     95,115             0.0%
*   Extreme Networks, Inc.                                     4,120     14,791             0.0%
*   F5 Networks, Inc.                                          1,300    143,260             0.0%
*   Fabrinet                                                   3,670     79,529             0.0%
*   Facebook, Inc. Class A                                    13,695  1,396,479             0.2%
    Fair Isaac Corp.                                           2,048    189,174             0.0%
*   Fairchild Semiconductor International, Inc.               11,196    186,749             0.0%
*   FalconStor Software, Inc.                                  2,300      4,600             0.0%
#*  FARO Technologies, Inc.                                      900     30,411             0.0%
    FEI Co.                                                    2,711    195,707             0.0%
    Fidelity National Information Services, Inc.              13,480    982,962             0.2%
#*  Finisar Corp.                                             10,980    124,843             0.0%
#*  FireEye, Inc.                                              1,700     44,455             0.0%
*   First Solar, Inc.                                          8,563    488,690             0.1%
*   Fiserv, Inc.                                               5,128    494,903             0.1%
*   FleetCor Technologies, Inc.                                4,704    681,421             0.1%
#*  Flextronics International, Ltd.                           29,422    335,117             0.1%
*   FormFactor, Inc.                                           5,406     44,545             0.0%
    Forrester Research, Inc.                                   1,323     42,693             0.0%
*   Fortinet, Inc.                                             3,600    123,696             0.0%
*   Freescale Semiconductor, Ltd.                              6,735    225,555             0.0%
*   Frequency Electronics, Inc.                                  400      4,368             0.0%
*   Gartner, Inc.                                              1,984    179,889             0.0%
*   Genpact, Ltd.                                             18,505    458,554             0.1%
    Global Payments, Inc.                                      6,039    823,780             0.1%
*   GrubHub, Inc.                                              4,000     95,920             0.0%
*   GSI Group, Inc.                                            2,146     28,992             0.0%
*   GSI Technology, Inc.                                       1,016      4,288             0.0%
*   GTT Communications, Inc.                                   2,462     46,089             0.0%
*   Guidewire Software, Inc.                                   1,784    103,882             0.0%
    Hackett Group, Inc. (The)                                  3,070     45,682             0.0%
*   Harmonic, Inc.                                             9,892     56,978             0.0%
    Harris Corp.                                               5,888    465,917             0.1%
    Heartland Payment Systems, Inc.                            4,258    315,092             0.1%
*   Higher One Holdings, Inc.                                  5,300     15,582             0.0%
*   HomeAway, Inc.                                             3,532    111,470             0.0%
    HP, Inc.                                                  81,229  2,189,934             0.4%
#*  Hutchinson Technology, Inc.                                2,400      4,200             0.0%
    IAC/InterActiveCorp                                        7,280    487,833             0.1%
#*  ID Systems, Inc.                                             100        352             0.0%
#*  Identiv, Inc.                                                249        640             0.0%
*   II-VI, Inc.                                                6,190    112,163             0.0%
*   Imation Corp.                                              1,900      3,838             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Information Technology -- (Continued)
*   Immersion Corp.                                             1,700 $   22,066             0.0%
#*  Infinera Corp.                                              7,987    157,823             0.0%
    Ingram Micro, Inc. Class A                                 13,574    404,234             0.1%
*   Innodata, Inc.                                                700      1,652             0.0%
*   Inphi Corp.                                                 2,200     65,494             0.0%
*   Insight Enterprises, Inc.                                   4,000    101,600             0.0%
*   Integrated Device Technology, Inc.                         11,278    287,589             0.1%
    Integrated Silicon Solution, Inc.                           2,815     63,281             0.0%
    Intel Corp.                                               195,801  6,629,822             1.1%
#   InterDigital, Inc.                                          5,053    256,389             0.1%
#*  Internap Corp.                                              7,500     50,700             0.0%
    International Business Machines Corp.                       9,942  1,392,675             0.2%
    Intersil Corp. Class A                                     11,304    153,169             0.0%
*   IntraLinks Holdings, Inc.                                   3,826     33,477             0.0%
#   Intuit, Inc.                                                2,740    266,958             0.1%
*   Inuvo, Inc.                                                 1,177      3,378             0.0%
#*  iPass, Inc.                                                 2,100      1,788             0.0%
#*  IPG Photonics Corp.                                         4,537    374,847             0.1%
#*  Itron, Inc.                                                 2,965    108,904             0.0%
*   Ixia                                                        8,038    115,828             0.0%
    IXYS Corp.                                                  3,718     46,326             0.0%
#   j2 Global, Inc.                                             3,921    304,074             0.1%
#   Jabil Circuit, Inc.                                        24,166    555,335             0.1%
    Jack Henry & Associates, Inc.                               5,097    394,202             0.1%
    Juniper Networks, Inc.                                     13,881    435,725             0.1%
*   Kemet Corp.                                                 3,823     10,628             0.0%
*   Key Tronic Corp.                                              700      5,831             0.0%
*   Keysight Technologies, Inc.                                10,414    344,495             0.1%
*   Kimball Electronics, Inc.                                   2,228     25,377             0.0%
    KLA-Tencor Corp.                                            4,958    332,781             0.1%
#*  Knowles Corp.                                               4,538     75,603             0.0%
*   Kopin Corp.                                                 1,622      4,331             0.0%
*   Kulicke & Soffa Industries, Inc.                            7,775     82,415             0.0%
*   KVH Industries, Inc.                                          884      8,663             0.0%
    Lam Research Corp.                                          6,427    492,244             0.1%
#*  Lattice Semiconductor Corp.                                 7,554     34,597             0.0%
    Leidos Holdings, Inc.                                       3,717    195,403             0.0%
#   Lexmark International, Inc. Class A                         6,300    204,687             0.0%
*   Limelight Networks, Inc.                                    9,241     18,852             0.0%
    Linear Technology Corp.                                     4,791    212,816             0.0%
*   LinkedIn Corp. Class A                                        500    120,435             0.0%
*   Lionbridge Technologies, Inc.                               7,777     41,918             0.0%
*   Liquidity Services, Inc.                                    1,759     14,406             0.0%
    Littelfuse, Inc.                                            2,023    202,158             0.0%
#*  LoJack Corp.                                                1,205      3,567             0.0%
*   Lumentum Holdings, Inc.                                     3,606     51,710             0.0%
#*  M/A-COM Technology Solutions Holdings, Inc.                 3,773    127,301             0.0%
#*  Magnachip Semiconductor Corp.                               3,805     20,128             0.0%
*   Manhattan Associates, Inc.                                  5,332    388,436             0.1%
    Marchex, Inc. Class B                                       3,498     15,111             0.0%
    Marvell Technology Group, Ltd.                             18,870    154,923             0.0%
    MasterCard, Inc. Class A                                   10,640  1,053,254             0.2%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Information Technology -- (Continued)
#*  Mattersight Corp.                                             151 $    1,089             0.0%
*   Mattson Technology, Inc.                                    4,091      9,573             0.0%
    Maxim Integrated Products, Inc.                             4,658    190,885             0.0%
    MAXIMUS, Inc.                                               6,234    425,159             0.1%
*   MaxLinear, Inc. Class A                                     2,358     30,654             0.0%
#*  Maxwell Technologies, Inc.                                  1,381      8,286             0.0%
    Mentor Graphics Corp.                                      11,265    306,408             0.1%
*   Mercury Systems, Inc.                                       3,426     58,790             0.0%
#   Mesa Laboratories, Inc.                                       256     28,634             0.0%
    Methode Electronics, Inc.                                   3,800    126,654             0.0%
#   Microchip Technology, Inc.                                 10,711    517,234             0.1%
#*  Micron Technology, Inc.                                    55,407    917,540             0.2%
*   Microsemi Corp.                                             8,979    323,334             0.1%
    Microsoft Corp.                                           159,309  8,386,026             1.4%
*   MicroStrategy, Inc. Class A                                   600    103,242             0.0%
    MKS Instruments, Inc.                                       4,442    156,536             0.0%
    MOCON, Inc.                                                   400      5,484             0.0%
#*  ModusLink Global Solutions, Inc.                            6,108     17,652             0.0%
*   MoneyGram International, Inc.                               4,487     45,364             0.0%
    Monolithic Power Systems, Inc.                              1,836    114,603             0.0%
    Monotype Imaging Holdings, Inc.                             2,518     68,842             0.0%
#*  Monster Worldwide, Inc.                                    10,323     64,725             0.0%
*   MoSys, Inc.                                                 4,500      6,255             0.0%
    Motorola Solutions, Inc.                                    2,038    142,599             0.0%
#   MTS Systems Corp.                                           1,699    112,185             0.0%
*   Multi-Fineline Electronix, Inc.                             2,741     50,928             0.0%
*   Nanometrics, Inc.                                           2,275     34,762             0.0%
*   NAPCO Security Technologies, Inc.                             990      6,673             0.0%
    National Instruments Corp.                                  8,187    249,458             0.1%
    NCI, Inc. Class A                                             397      6,169             0.0%
*   NCR Corp.                                                  17,716    471,246             0.1%
#*  NeoPhotonics Corp.                                          2,479     20,501             0.0%
#   NetApp, Inc.                                               16,047    545,598             0.1%
*   NETGEAR, Inc.                                               3,272    135,461             0.0%
*   Netscout Systems, Inc.                                      2,794    100,221             0.0%
#*  NetSuite, Inc.                                                350     29,774             0.0%
#*  NeuStar, Inc. Class A                                       2,100     57,099             0.0%
*   Newport Corp.                                               2,772     41,885             0.0%
    NIC, Inc.                                                   4,961     94,110             0.0%
*   Nuance Communications, Inc.                                25,474    432,294             0.1%
#*  Numerex Corp. Class A                                         800      6,448             0.0%
    NVE Corp.                                                     473     28,044             0.0%
    NVIDIA Corp.                                               20,860    591,798             0.1%
#*  Oclaro, Inc.                                                4,670     13,683             0.0%
*   OmniVision Technologies, Inc.                               5,271    152,174             0.0%
*   ON Semiconductor Corp.                                     44,617    490,787             0.1%
    Oracle Corp.                                               60,798  2,361,394             0.4%
*   OSI Systems, Inc.                                           1,800    155,124             0.0%
*   Palo Alto Networks, Inc.                                    1,100    177,100             0.0%
*   PAR Technology Corp.                                          700      3,682             0.0%
    Park Electrochemical Corp.                                  1,965     32,108             0.0%
#   Paychex, Inc.                                               8,800    453,904             0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Information Technology -- (Continued)
#*  Paycom Software, Inc.                                      3,105 $  118,021             0.0%
*   PayPal Holdings, Inc.                                     16,987    611,702             0.1%
    PC Connection, Inc.                                        2,600     60,424             0.0%
    PC-Tel, Inc.                                                 700      4,000             0.0%
*   PCM, Inc.                                                    700      6,489             0.0%
*   PDF Solutions, Inc.                                        1,824     19,261             0.0%
    Pegasystems, Inc.                                          6,384    178,050             0.0%
*   Perceptron, Inc.                                             800      6,360             0.0%
*   Perficient, Inc.                                           3,179     53,153             0.0%
    Pericom Semiconductor Corp.                                2,740     47,813             0.0%
*   PFSweb, Inc.                                               1,937     31,031             0.0%
*   Photronics, Inc.                                           6,844     65,634             0.0%
*   Planar Systems, Inc.                                         131        816             0.0%
*   Planet Payment, Inc.                                       6,963     20,889             0.0%
    Plantronics, Inc.                                          3,500    187,670             0.0%
*   Plexus Corp.                                               3,638    125,948             0.0%
*   PMC-Sierra, Inc.                                          16,600    197,872             0.0%
*   Polycom, Inc.                                             10,695    147,377             0.0%
    Power Integrations, Inc.                                   1,757     88,922             0.0%
*   PRGX Global, Inc.                                          2,000      7,500             0.0%
*   Progress Software Corp.                                    3,875     94,085             0.0%
*   PTC, Inc.                                                  5,760    204,134             0.0%
    QAD, Inc. Class A                                          1,197     30,571             0.0%
    QAD, Inc. Class B                                            160      3,397             0.0%
*   QLogic Corp.                                               9,117    113,051             0.0%
*   Qorvo, Inc.                                                6,915    303,776             0.1%
    QUALCOMM, Inc.                                            40,909  2,430,813             0.4%
#*  Quantum Corp.                                             15,836     13,302             0.0%
*   QuinStreet, Inc.                                           2,573     14,280             0.0%
*   Qumu Corp.                                                   800      2,088             0.0%
*   Rackspace Hosting, Inc.                                    7,138    184,517             0.0%
*   Radisys Corp.                                              1,829      4,701             0.0%
#*  Rambus, Inc.                                               9,109     94,005             0.0%
*   RealD, Inc.                                                4,435     45,104             0.0%
*   RealNetworks, Inc.                                         4,961     19,249             0.0%
*   Red Hat, Inc.                                              3,026    239,387             0.1%
    Reis, Inc.                                                   600     14,604             0.0%
*   RetailMeNot, Inc.                                            990      8,702             0.0%
    Richardson Electronics, Ltd.                                 900      5,400             0.0%
#*  Rightside Group, Ltd.                                        663      5,337             0.0%
*   Rofin-Sinar Technologies, Inc.                             3,619    104,806             0.0%
*   Rogers Corp.                                               1,173     54,568             0.0%
*   Rosetta Stone, Inc.                                        1,595     10,495             0.0%
#*  Rovi Corp.                                                 9,224     84,400             0.0%
#*  Ruckus Wireless, Inc.                                      4,829     54,471             0.0%
*   Rudolph Technologies, Inc.                                 3,235     41,376             0.0%
    Sabre Corp.                                                3,386     99,278             0.0%
*   salesforce.com, Inc.                                       2,145    166,688             0.0%
    SanDisk Corp.                                              5,191    399,707             0.1%
*   Sanmina Corp.                                              8,815    182,206             0.0%
*   ScanSource, Inc.                                           3,055    105,428             0.0%
*   SciQuest, Inc.                                             1,400     16,604             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES  VALUE+  OF NET ASSETS**
                                                              ------ -------- ---------------
Information Technology -- (Continued)
*   Seachange International, Inc.                              3,525 $ 22,807             0.0%
#   Seagate Technology P.L.C.                                  6,116  232,775             0.1%
*   Semtech Corp.                                              4,184   73,220             0.0%
*   ServiceNow, Inc.                                           1,178   96,184             0.0%
#*  ServiceSource International, Inc.                          4,300   18,361             0.0%
*   ShoreTel, Inc.                                             4,700   44,368             0.0%
#*  Shutterstock, Inc.                                           849   24,180             0.0%
*   Sigma Designs, Inc.                                        2,476   21,814             0.0%
*   Silicon Laboratories, Inc.                                 2,576  128,723             0.0%
    Skyworks Solutions, Inc.                                   6,269  484,218             0.1%
*   SMTC Corp.                                                 1,100    1,584             0.0%
*   SolarWinds, Inc.                                           2,300  133,469             0.0%
    Solera Holdings, Inc.                                      4,055  221,646             0.0%
#*  Sonus Networks, Inc.                                       5,626   37,188             0.0%
#*  Splunk, Inc.                                                 800   44,928             0.0%
    SS&C Technologies Holdings, Inc.                           2,450  181,667             0.0%
#*  Stamps.com, Inc.                                           1,221   92,320             0.0%
*   StarTek, Inc.                                                700    2,520             0.0%
#*  Stratasys, Ltd.                                            1,949   49,699             0.0%
#*  SunPower Corp.                                             9,503  255,061             0.1%
#*  Super Micro Computer, Inc.                                 3,111   87,761             0.0%
#*  Support.com, Inc.                                          5,020    5,823             0.0%
*   Sykes Enterprises, Inc.                                    4,659  135,111             0.0%
    Symantec Corp.                                            35,806  737,604             0.1%
#*  Synaptics, Inc.                                            3,600  306,324             0.1%
#*  Synchronoss Technologies, Inc.                             3,400  119,612             0.0%
    SYNNEX Corp.                                               3,649  322,718             0.1%
*   Synopsys, Inc.                                             4,600  229,908             0.1%
*   Syntel, Inc.                                               4,108  193,240             0.0%
*   Tableau Software, Inc. Class A                               400   33,584             0.0%
#*  Take-Two Interactive Software, Inc.                        4,700  156,040             0.0%
#*  Tangoe, Inc.                                                 801    6,632             0.0%
    TE Connectivity, Ltd.                                     14,035  904,415             0.2%
*   Tech Data Corp.                                            3,921  285,410             0.1%
*   TechTarget, Inc.                                           1,000    9,330             0.0%
*   TeleCommunication Systems, Inc. Class A                    6,025   24,642             0.0%
*   Telenav, Inc.                                              4,400   31,680             0.0%
    TeleTech Holdings, Inc.                                    4,817  140,175             0.0%
#*  Teradata Corp.                                            10,046  282,393             0.1%
    Teradyne, Inc.                                            17,385  339,355             0.1%
    Tessco Technologies, Inc.                                    672   14,676             0.0%
    Tessera Technologies, Inc.                                 6,670  233,250             0.1%
    Texas Instruments, Inc.                                   15,532  880,975             0.2%
*   TiVo, Inc.                                                 9,568   86,877             0.0%
    Total System Services, Inc.                               11,090  581,670             0.1%
    Transact Technologies, Inc.                                  400    3,828             0.0%
*   Travelzoo, Inc.                                              900    8,046             0.0%
#*  Trimble Navigation, Ltd.                                  24,415  555,441             0.1%
*   TTM Technologies, Inc.                                     9,581   69,941             0.0%
#*  Twitter, Inc.                                              1,000   28,460             0.0%
*   Tyler Technologies, Inc.                                   1,117  190,292             0.0%
#   Ubiquiti Networks, Inc.                                    4,227  123,344             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------ ------------ ---------------
Information Technology -- (Continued)
*   Ultimate Software Group, Inc. (The)                          680 $    138,958             0.0%
#*  Ultra Clean Holdings, Inc.                                 3,000       14,640             0.0%
#*  Ultratech, Inc.                                            2,800       43,764             0.0%
#*  Unisys Corp.                                               3,288       44,059             0.0%
#*  United Online, Inc.                                        1,294       15,114             0.0%
#*  Universal Display Corp.                                      975       33,452             0.0%
*   Unwired Planet, Inc.                                       3,220        2,728             0.0%
*   Vantiv, Inc. Class A                                       5,116      256,567             0.1%
#*  Veeco Instruments, Inc.                                    3,848       69,341             0.0%
#*  VeriFone Systems, Inc.                                    10,090      304,113             0.1%
*   Verint Systems, Inc.                                       2,596      123,518             0.0%
#*  VeriSign, Inc.                                             1,800      145,080             0.0%
#*  ViaSat, Inc.                                               4,421      291,609             0.1%
#*  Viavi Solutions, Inc.                                     18,030      107,278             0.0%
*   Virtusa Corp.                                              1,400       80,402             0.0%
#   Visa, Inc. Class A                                        19,776    1,534,222             0.3%
#   Vishay Intertechnology, Inc.                              13,630      144,478             0.0%
*   Vishay Precision Group, Inc.                                 793        9,302             0.0%
*   VMware, Inc. Class A                                         340       20,451             0.0%
    Wayside Technology Group, Inc.                               200        3,646             0.0%
*   Web.com Group, Inc.                                        6,210      145,749             0.0%
#*  WebMD Health Corp.                                         2,874      116,857             0.0%
*   Westell Technologies, Inc. Class A                         2,172        2,932             0.0%
    Western Digital Corp.                                      7,470      499,145             0.1%
#   Western Union Co. (The)                                   12,019      231,366             0.1%
*   WEX, Inc.                                                  3,436      308,931             0.1%
#*  Workday, Inc. Class A                                        626       49,435             0.0%
*   Xcerra Corp.                                               3,103       21,535             0.0%
    Xilinx, Inc.                                              11,873      565,392             0.1%
*   XO Group, Inc.                                             2,465       37,295             0.0%
*   Yahoo!, Inc.                                              14,338      510,720             0.1%
#*  Zebra Technologies Corp. Class A                           4,600      353,740             0.1%
#*  Zillow Group, Inc. Class A                                   500       15,405             0.0%
#*  Zillow Group, Inc. Class C                                 1,000       27,690             0.0%
*   Zix Corp.                                                  2,919       15,120             0.0%
#*  Zynga, Inc. Class A                                       82,574      195,700             0.0%
                                                                     ------------            ----
Total Information Technology                                          113,094,587            18.6%
                                                                     ------------            ----
Materials -- (4.3%)
    A Schulman, Inc.                                           2,365       84,880             0.0%
*   AEP Industries, Inc.                                         875       70,000             0.0%
    Air Products & Chemicals, Inc.                             3,600      500,328             0.1%
    Airgas, Inc.                                               5,353      514,745             0.1%
#   Albemarle Corp.                                            4,604      246,406             0.1%
    Alcoa, Inc.                                               52,542      469,200             0.1%
#   Allegheny Technologies, Inc.                               8,216      120,775             0.0%
#*  AM Castle & Co.                                            1,581        3,779             0.0%
#   American Vanguard Corp.                                    3,400       45,594             0.0%
    Ampco-Pittsburgh Corp.                                     1,053       12,204             0.0%
    AptarGroup, Inc.                                           6,795      499,840             0.1%
    Ashland, Inc.                                              2,540      278,689             0.1%
    Avery Dennison Corp.                                      10,905      708,498             0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Materials -- (Continued)
    Axiall Corp.                                               5,189 $  105,077             0.0%
    Balchem Corp.                                              3,488    238,230             0.0%
    Ball Corp.                                                 3,274    224,269             0.0%
    Bemis Co., Inc.                                           11,636    532,696             0.1%
#*  Berry Plastics Group, Inc.                                 5,370    179,895             0.0%
*   Boise Cascade Co.                                          4,674    139,893             0.0%
    Cabot Corp.                                                5,774    207,518             0.0%
    Calgon Carbon Corp.                                        5,733     98,608             0.0%
#   Carpenter Technology Corp.                                 4,945    164,718             0.0%
    Celanese Corp. Series A                                    5,430    385,802             0.1%
#*  Century Aluminum Co.                                       7,651     27,697             0.0%
    CF Industries Holdings, Inc.                              19,825  1,006,515             0.2%
#   Chase Corp.                                                  998     44,321             0.0%
    Chemours Co. (The)                                         2,363     16,376             0.0%
*   Chemtura Corp.                                             7,486    239,103             0.0%
*   Clearwater Paper Corp.                                     1,919     96,775             0.0%
*   Codexis, Inc.                                              2,200      7,139             0.0%
    Commercial Metals Co.                                     12,372    177,786             0.0%
#   Compass Minerals International, Inc.                       4,996    405,875             0.1%
*   Core Molding Technologies, Inc.                              683     13,687             0.0%
*   Crown Holdings, Inc.                                       3,146    166,864             0.0%
    Cytec Industries, Inc.                                     6,700    498,614             0.1%
#   Deltic Timber Corp.                                          681     42,195             0.0%
    Domtar Corp.                                               6,784    279,772             0.1%
    Dow Chemical Co. (The)                                    38,029  1,964,958             0.3%
#   Eagle Materials, Inc.                                      4,390    289,872             0.1%
    Ecolab, Inc.                                               4,386    527,855             0.1%
    EI du Pont de Nemours & Co.                               10,219    647,885             0.1%
*   Ferro Corp.                                                5,502     68,720             0.0%
#*  Flotek Industries, Inc.                                    3,205     58,011             0.0%
#   FMC Corp.                                                  2,276     92,656             0.0%
    Freeport-McMoRan, Inc.                                     5,947     69,996             0.0%
    Friedman Industries, Inc.                                    400      2,396             0.0%
    FutureFuel Corp.                                           3,113     47,971             0.0%
    Globe Specialty Metals, Inc.                               6,099     76,969             0.0%
    Graphic Packaging Holding Co.                             39,759    562,987             0.1%
#   Greif, Inc. Class A                                        2,100     68,838             0.0%
#   Greif, Inc. Class B                                        1,052     40,502             0.0%
*   Handy & Harman, Ltd.                                         300      7,125             0.0%
#   Hawkins, Inc.                                                817     33,856             0.0%
    Haynes International, Inc.                                 1,143     45,091             0.0%
    HB Fuller Co.                                              4,005    152,150             0.0%
*   Headwaters, Inc.                                           4,992    102,586             0.0%
#   Hecla Mining Co.                                          26,006     53,832             0.0%
#*  Horsehead Holding Corp.                                    4,750     13,490             0.0%
    Huntsman Corp.                                            29,869    393,375             0.1%
    Innophos Holdings, Inc.                                    2,105     89,441             0.0%
    Innospec, Inc.                                             2,596    143,403             0.0%
#   International Flavors & Fragrances, Inc.                   1,600    185,696             0.0%
    International Paper Co.                                   19,927    850,684             0.2%
#*  Intrepid Potash, Inc.                                      5,959     23,002             0.0%
#   Kaiser Aluminum Corp.                                      1,125     91,451             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES  VALUE+  OF NET ASSETS**
                                                              ------ -------- ---------------
Materials -- (Continued)
    KapStone Paper and Packaging Corp.                        12,344 $268,482             0.1%
    KMG Chemicals, Inc.                                          783   16,474             0.0%
    Koppers Holdings, Inc.                                     2,976   56,425             0.0%
*   Kraton Performance Polymers, Inc.                          3,196   65,166             0.0%
#   Kronos Worldwide, Inc.                                     5,675   44,833             0.0%
#*  Louisiana-Pacific Corp.                                   13,787  243,478             0.1%
#*  LSB Industries, Inc.                                       2,432   38,061             0.0%
    LyondellBasell Industries NV Class A                       6,356  590,536             0.1%
    Martin Marietta Materials, Inc.                            1,763  273,529             0.1%
    Materion Corp.                                             2,000   60,300             0.0%
    Mercer International, Inc.                                 8,133   87,836             0.0%
    Minerals Technologies, Inc.                                3,338  196,742             0.0%
    Monsanto Co.                                               6,200  577,964             0.1%
    Mosaic Co. (The)                                          19,089  645,017             0.1%
    Myers Industries, Inc.                                     3,823   59,677             0.0%
    Neenah Paper, Inc.                                         2,308  155,582             0.0%
#   NewMarket Corp.                                              700  275,618             0.1%
    Newmont Mining Corp.                                      25,496  496,152             0.1%
    Nucor Corp.                                               12,407  524,816             0.1%
#   Olin Corp.                                                33,872  649,665             0.1%
#   Olympic Steel, Inc.                                          600    5,742             0.0%
*   OMNOVA Solutions, Inc.                                     5,202   37,350             0.0%
*   Owens-Illinois, Inc.                                      20,794  448,111             0.1%
    Packaging Corp. of America                                 6,986  478,192             0.1%
    PH Glatfelter Co.                                          4,312   83,653             0.0%
#*  Platform Specialty Products Corp.                         19,985  208,643             0.0%
#   PolyOne Corp.                                             11,319  378,507             0.1%
    PPG Industries, Inc.                                       3,332  347,394             0.1%
    Praxair, Inc.                                              4,338  481,908             0.1%
    Quaker Chemical Corp.                                      1,300  103,194             0.0%
    Reliance Steel & Aluminum Co.                              7,404  443,944             0.1%
#*  Rentech, Inc.                                                569    3,329             0.0%
*   Resolute Forest Products, Inc.                             8,723   65,161             0.0%
#   Royal Gold, Inc.                                           4,838  231,450             0.0%
    RPM International, Inc.                                    4,110  187,868             0.0%
    Schnitzer Steel Industries, Inc. Class A                   2,700   45,522             0.0%
    Scotts Miracle-Gro Co. (The) Class A                       4,510  298,382             0.1%
    Sealed Air Corp.                                           5,588  274,483             0.1%
    Sensient Technologies Corp.                                3,000  195,810             0.0%
    Sherwin-Williams Co. (The)                                   700  186,781             0.0%
    Silgan Holdings, Inc.                                      7,824  398,007             0.1%
    Sonoco Products Co.                                       12,320  525,941             0.1%
#   Southern Copper Corp.                                      2,900   80,504             0.0%
    Steel Dynamics, Inc.                                      21,076  389,274             0.1%
    Stepan Co.                                                 1,876   99,297             0.0%
#*  Stillwater Mining Co.                                     10,155   94,848             0.0%
    SunCoke Energy, Inc.                                       6,774   33,599             0.0%
    Synalloy Corp.                                               498    4,343             0.0%
#   TimkenSteel Corp.                                          3,691   39,272             0.0%
*   Trecora Resources                                          2,437   34,703             0.0%
    Tredegar Corp.                                             3,298   47,029             0.0%
#   Tronox, Ltd. Class A                                       5,749   35,701             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE+    OF NET ASSETS**
                                                                      ------- ----------- ---------------
Materials -- (Continued)
            United States Lime & Minerals, Inc.                           400 $    19,540             0.0%
#           United States Steel Corp.                                   7,299      85,252             0.0%
#*          Universal Stainless & Alloy Products, Inc.                    900       7,830             0.0%
#*          US Concrete, Inc.                                           2,301     127,613             0.0%
#           Valspar Corp. (The)                                         2,101     170,076             0.0%
            Vulcan Materials Co.                                        4,711     454,988             0.1%
            Wausau Paper Corp.                                          5,408      55,216             0.0%
            Westlake Chemical Corp.                                     4,800     289,296             0.1%
            WestRock Co.                                               12,256     658,883             0.1%
            Worthington Industries, Inc.                                5,891     180,854             0.0%
*           WR Grace & Co.                                              1,636     164,091             0.0%
                                                                              -----------             ---
Total Materials                                                                29,387,095             4.8%
                                                                              -----------             ---
Other -- (0.0%)
(degrees)*  Gerber Scientific, Inc. Escrow Shares                       1,200          --             0.0%
                                                                              -----------             ---
Telecommunication Services -- (2.4%)
*           8x8, Inc.                                                   1,219      12,995             0.0%
*           Alaska Communications Systems Group, Inc.                   2,160       4,946             0.0%
            Alteva, Inc.                                                  100         444             0.0%
            AT&T, Inc.                                                225,073   7,542,196             1.3%
            Atlantic Tele-Network, Inc.                                 1,805     137,938             0.0%
*           Boingo Wireless, Inc.                                       2,902      22,432             0.0%
            CenturyLink, Inc.                                          20,333     573,594             0.1%
*           Cincinnati Bell, Inc.                                      18,105      68,256             0.0%
#           Cogent Communications Holdings, Inc.                        3,222      98,980             0.0%
#           Consolidated Communications Holdings, Inc.                  6,389     141,197             0.0%
*           FairPoint Communications, Inc.                              2,200      35,288             0.0%
#           Frontier Communications Corp.                              84,769     435,713             0.1%
*           General Communication, Inc. Class A                         4,329      88,160             0.0%
*           Hawaiian Telcom Holdco, Inc.                                  865      19,739             0.0%
            IDT Corp. Class B                                           3,068      39,731             0.0%
            Inteliquent, Inc.                                           4,793      99,311             0.0%
#*          Intelsat SA                                                 4,493      29,744             0.0%
#*          Iridium Communications, Inc.                                4,837      39,712             0.0%
*           Level 3 Communications, Inc.                               12,974     661,025             0.1%
#           Lumos Networks Corp.                                        2,200      28,512             0.0%
#*          NTELOS Holdings Corp.                                       1,700      15,623             0.0%
#*          ORBCOMM, Inc.                                               6,642      39,453             0.0%
*           Premiere Global Services, Inc.                              4,670      63,886             0.0%
*           SBA Communications Corp. Class A                            2,317     275,769             0.1%
            Shenandoah Telecommunications Co.                           4,421     206,859             0.1%
            Spok Holdings, Inc.                                         2,004      36,132             0.0%
#*          Sprint Corp.                                               36,819     174,154             0.0%
#*          Straight Path Communications, Inc. Class B                    984      30,504             0.0%
*           T-Mobile US, Inc.                                          10,724     406,332             0.1%
            Telephone & Data Systems, Inc.                              9,644     276,204             0.1%
*           United States Cellular Corp.                                2,120      86,369             0.0%
            Verizon Communications, Inc.                              106,903   5,011,613             0.8%
*           Vonage Holdings Corp.                                      13,116      79,614             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE+    OF NET ASSETS**
                                                              ------ ----------- ---------------
Telecommunication Services -- (Continued)
#   Windstream Holdings, Inc.                                  7,412 $    48,252             0.0%
                                                                     -----------             ---
Total Telecommunication Services                                      16,830,677             2.8%
                                                                     -----------             ---
Utilities -- (2.2%)
    AES Corp.                                                 12,991     142,251             0.0%
    AGL Resources, Inc.                                        5,324     332,750             0.1%
    ALLETE, Inc.                                               3,220     161,676             0.0%
#   Alliant Energy Corp.                                       2,190     129,254             0.0%
    Ameren Corp.                                               4,364     190,619             0.0%
    American Electric Power Co., Inc.                          4,618     261,610             0.1%
    American States Water Co.                                  2,900     118,175             0.0%
    American Water Works Co., Inc.                             3,182     182,519             0.0%
    Aqua America, Inc.                                         8,089     231,345             0.1%
#   Artesian Resources Corp. Class A                             900      21,924             0.0%
    Atmos Energy Corp.                                         4,493     283,059             0.1%
    Avista Corp.                                               3,982     134,791             0.0%
#   Black Hills Corp.                                          3,248     148,693             0.0%
    California Water Service Group                             3,500      78,260             0.0%
*   Calpine Corp.                                             29,284     454,195             0.1%
    CenterPoint Energy, Inc.                                   7,411     137,474             0.0%
    Chesapeake Utilities Corp.                                 1,346      70,275             0.0%
    Cleco Corp.                                                2,372     125,716             0.0%
    CMS Energy Corp.                                           5,170     186,482             0.0%
    Connecticut Water Service, Inc.                              917      33,755             0.0%
#   Consolidated Edison, Inc.                                  3,460     227,495             0.1%
#   Consolidated Water Co., Ltd.                                 959      10,616             0.0%
    Delta Natural Gas Co., Inc.                                  591      12,074             0.0%
    Dominion Resources, Inc.                                   5,442     388,722             0.1%
    DTE Energy Co.                                             3,043     248,278             0.1%
    Duke Energy Corp.                                          6,116     437,110             0.1%
*   Dynegy, Inc.                                              10,579     205,550             0.0%
#   Edison International                                       2,987     180,773             0.0%
    El Paso Electric Co.                                       3,000     116,010             0.0%
    Empire District Electric Co. (The)                         3,337      75,249             0.0%
    Entergy Corp.                                              3,216     219,203             0.1%
    Eversource Energy                                          4,799     244,461             0.1%
    Exelon Corp.                                               8,053     224,840             0.1%
    FirstEnergy Corp.                                          6,659     207,761             0.0%
    Gas Natural, Inc.                                            700       6,174             0.0%
#   Genie Energy, Ltd. Class B                                 1,601      18,155             0.0%
#   Great Plains Energy, Inc.                                  6,524     179,410             0.0%
    Hawaiian Electric Industries, Inc.                         4,869     142,467             0.0%
#   IDACORP, Inc.                                              1,881     125,745             0.0%
    ITC Holdings Corp.                                         6,925     226,586             0.1%
    Laclede Group, Inc. (The)                                  3,100     181,567             0.0%
#   MDU Resources Group, Inc.                                  8,721     164,478             0.0%
    MGE Energy, Inc.                                           2,563     105,775             0.0%
#   Middlesex Water Co.                                        1,448      37,315             0.0%
#   National Fuel Gas Co.                                      3,654     191,945             0.0%
    New Jersey Resources Corp.                                 5,910     187,229             0.0%
    NextEra Energy, Inc.                                       4,067     417,518             0.1%
    NiSource, Inc.                                            14,542     278,625             0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                PERCENTAGE
                                                                        SHARES      VALUE+    OF NET ASSETS**
                                                                       --------- ------------ ---------------
Utilities -- (Continued)
#            Northwest Natural Gas Co.                                     1,777 $     84,887             0.0%
#            NorthWestern Corp.                                            3,472      188,148             0.0%
             NRG Energy, Inc.                                             17,053      219,813             0.1%
#            NRG Yield, Inc. Class A                                       1,604       22,023             0.0%
#            NRG Yield, Inc. Class C                                       1,604       23,162             0.0%
#            OGE Energy Corp.                                              7,200      205,272             0.0%
#            ONE Gas, Inc.                                                 3,674      179,438             0.0%
#            Ormat Technologies, Inc.                                      3,572      134,736             0.0%
             Otter Tail Corp.                                              2,643       72,524             0.0%
#            Pattern Energy Group, Inc.                                    3,649       85,350             0.0%
             Pepco Holdings, Inc.                                          2,789       74,271             0.0%
             PG&E Corp.                                                    4,479      239,179             0.1%
             Piedmont Natural Gas Co., Inc.                                5,827      333,945             0.1%
             Pinnacle West Capital Corp.                                   1,805      114,636             0.0%
             PNM Resources, Inc.                                           5,540      155,785             0.0%
             Portland General Electric Co.                                 5,600      207,648             0.0%
             PPL Corp.                                                     5,296      182,182             0.0%
             Public Service Enterprise Group, Inc.                         4,417      182,378             0.0%
#            Questar Corp.                                                 7,960      164,374             0.0%
             RGC Resources, Inc.                                             100        2,080             0.0%
#            SCANA Corp.                                                   2,529      149,767             0.0%
             Sempra Energy                                                 2,133      218,441             0.1%
             SJW Corp.                                                     1,548       49,118             0.0%
             South Jersey Industries, Inc.                                 4,772      126,506             0.0%
#            Southern Co. (The)                                            8,312      374,871             0.1%
             Southwest Gas Corp.                                           3,200      196,672             0.0%
#*           Talen Energy Corp.                                              661        5,737             0.0%
             TECO Energy, Inc.                                            10,600      286,200             0.1%
             UGI Corp.                                                    21,589      791,669             0.1%
             UIL Holdings Corp.                                            4,032      205,592             0.0%
             Unitil Corp.                                                  1,246       44,196             0.0%
             Vectren Corp.                                                 3,548      161,328             0.0%
#            WEC Energy Group, Inc.                                        5,445      280,744             0.1%
             Westar Energy, Inc.                                           5,593      222,042             0.1%
             WGL Holdings, Inc.                                            3,291      204,799             0.0%
             Xcel Energy, Inc.                                             8,217      292,772             0.1%
#            York Water Co. (The)                                            762       17,663             0.0%
                                                                                 ------------           -----
Total Utilities                                                                    14,985,902             2.5%
                                                                                 ------------           -----
TOTAL COMMON STOCKS                                                               603,298,408            99.5%
                                                                                 ------------           -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Leap Wireless International, Inc. Contingent Value Rights     1,200        2,268             0.0%
(degrees)#*  Magnum Hunter Resources Corp. Warrants 04/15/16                 732           --             0.0%
(degrees)#*  Safeway Casa Ley Contingent Value Rights                     11,539       11,711             0.0%
(degrees)*   Safeway PDC, LLC Contingent Value Rights                     11,539          563             0.0%
                                                                                 ------------           -----
TOTAL RIGHTS/WARRANTS                                                                  14,542             0.0%
                                                                                 ------------           -----
TOTAL INVESTMENT SECURITIES                                                       603,312,950
                                                                                 ------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
             State Street Institutional Liquid Reserves, 0.140%        2,703,110    2,703,110             0.4%
                                                                                 ------------           -----
SECURITIES LENDING COLLATERAL -- (12.1%)
(S)@         DFA Short Term Investment Fund                            7,203,896 $ 83,349,077            13.8%
                                                                                 ------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $558,227,869)                                $689,365,137           113.7%
                                                                                 ============           =====

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                 ------------ ----------- ------- ------------
 Common Stocks
    Consumer Discretionary       $ 97,471,784          --   --    $ 97,471,784
    Consumer Staples               37,095,403          --   --      37,095,403
    Energy                         57,545,557          --   --      57,545,557
    Financials                    113,186,997          --   --     113,186,997
    Health Care                    42,964,883          --   --      42,964,883
    Industrials                    80,735,446 $        77   --      80,735,523
    Information Technology        113,094,587          --   --     113,094,587
    Materials                      29,387,095          --   --      29,387,095
    Other                                  --          --   --              --
    Telecommunication Services     16,830,677          --   --      16,830,677
    Utilities                      14,985,902          --   --      14,985,902
 Rights/Warrants                           --      14,542   --          14,542
 Temporary Cash Investments         2,703,110          --   --       2,703,110
 Securities Lending Collateral             --  83,349,077   --      83,349,077
                                 ------------ -----------   --    ------------
 TOTAL                           $606,001,441 $83,363,696   --    $689,365,137
                                 ============ ===========   ==    ============

                     U.S. SUSTAINABILITY CORE 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
COMMON STOCKS -- (88.2%)
Consumer Discretionary -- (14.5%)
*   1-800-Flowers.com, Inc. Class A                            1,900 $   18,867             0.0%
    A. H. Belo Corp. Class A                                   1,500      8,115             0.0%
    Aaron's, Inc.                                              6,323    155,988             0.0%
#   Abercrombie & Fitch Co. Class A                            1,702     36,065             0.0%
    Advance Auto Parts, Inc.                                   1,971    391,106             0.1%
*   Amazon.com, Inc.                                           7,637  4,779,998             0.9%
    AMC Entertainment Holdings, Inc. Class A                   1,300     35,581             0.0%
#*  AMC Networks, Inc. Class A                                 3,067    226,621             0.1%
#*  America's Car-Mart, Inc.                                     600     20,544             0.0%
*   American Axle & Manufacturing Holdings, Inc.               3,624     80,308             0.0%
#   American Eagle Outfitters, Inc.                           16,870    257,774             0.1%
#*  American Public Education, Inc.                              300      6,519             0.0%
*   Apollo Education Group, Inc.                               2,326     16,887             0.0%
    Aramark                                                    7,106    215,667             0.0%
#   Arctic Cat, Inc.                                             816     16,761             0.0%
*   Asbury Automotive Group, Inc.                              2,558    202,594             0.0%
*   Ascena Retail Group, Inc.                                 18,713    249,257             0.1%
#   Autoliv, Inc.                                              3,097    375,480             0.1%
*   AutoNation, Inc.                                           4,417    279,110             0.1%
*   AutoZone, Inc.                                               500    392,205             0.1%
#*  Barnes & Noble Education, Inc.                             3,570     52,657             0.0%
    Barnes & Noble, Inc.                                       4,328     56,221             0.0%
    Bassett Furniture Industries, Inc.                           500     15,980             0.0%
#   bebe stores, Inc.                                          6,898      7,657             0.0%
#*  Bed Bath & Beyond, Inc.                                    5,700    339,891             0.1%
*   Belmond, Ltd. Class A                                      7,702     82,719             0.0%
#   Best Buy Co., Inc.                                        20,971    734,614             0.1%
    Big 5 Sporting Goods Corp.                                 1,217     11,136             0.0%
#   Big Lots, Inc.                                             5,101    235,156             0.1%
*   Biglari Holdings, Inc.                                       201     77,210             0.0%
#*  BJ's Restaurants, Inc.                                     1,890     81,138             0.0%
    Bloomin' Brands, Inc.                                     11,986    203,402             0.0%
#*  Blue Nile, Inc.                                            1,171     39,931             0.0%
#   Bob Evans Farms, Inc.                                      1,700     73,559             0.0%
*   Books-A-Million, Inc.                                        300        951             0.0%
    BorgWarner, Inc.                                           6,900    295,458             0.1%
*   Bravo Brio Restaurant Group, Inc.                          1,600     18,784             0.0%
*   Bright Horizons Family Solutions, Inc.                     3,009    192,636             0.0%
#   Brinker International, Inc.                                4,320    196,603             0.0%
    Brunswick Corp.                                            5,687    306,017             0.1%
#   Buckle, Inc. (The)                                           933     33,066             0.0%
#*  Buffalo Wild Wings, Inc.                                   1,576    243,129             0.1%
*   Build-A-Bear Workshop, Inc.                                1,300     20,228             0.0%
*   Burlington Stores, Inc.                                    3,909    187,945             0.0%
#*  Cabela's, Inc.                                             4,606    180,417             0.0%
*   Cable One, Inc.                                              400    173,376             0.0%
#   Cablevision Systems Corp. Class A                         10,142    330,528             0.1%
#*  CalAtlantic Group, Inc.                                    5,051    192,393             0.0%
    Caleres, Inc.                                              4,200    128,352             0.0%
    Callaway Golf Co.                                          6,113     60,824             0.0%
*   Cambium Learning Group, Inc.                               3,100     14,911             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Consumer Discretionary -- (Continued)
#   Capella Education Co.                                        400 $   18,060             0.0%
*   Career Education Corp.                                     3,938     14,216             0.0%
#*  CarMax, Inc.                                               4,815    284,133             0.1%
*   Carmike Cinemas, Inc.                                      1,357     34,753             0.0%
    Carnival Corp.                                             4,446    240,440             0.1%
#   Carriage Services, Inc.                                      682     14,670             0.0%
*   Carrols Restaurant Group, Inc.                             1,300     15,288             0.0%
    Carter's, Inc.                                             5,349    486,117             0.1%
    Cato Corp. (The) Class A                                   2,771    104,633             0.0%
*   Cavco Industries, Inc.                                       600     59,160             0.0%
    CBS Corp. Class B                                          4,949    230,227             0.1%
#*  Central European Media Enterprises, Ltd. Class A           2,252      4,864             0.0%
*   Charter Communications, Inc. Class A                       1,284    245,167             0.1%
#   Cheesecake Factory, Inc. (The)                             3,997    192,655             0.0%
*   Cherokee, Inc.                                               600     10,890             0.0%
#   Chico's FAS, Inc.                                         12,561    173,593             0.0%
#   Children's Place, Inc. (The)                               1,779     95,479             0.0%
*   Chipotle Mexican Grill, Inc.                                 600    384,138             0.1%
    Choice Hotels International, Inc.                          3,569    186,694             0.0%
#*  Christopher & Banks Corp.                                  2,500      3,650             0.0%
    Churchill Downs, Inc.                                        534     78,407             0.0%
#*  Chuy's Holdings, Inc.                                      1,407     38,284             0.0%
    Cinemark Holdings, Inc.                                    9,593    339,976             0.1%
    Citi Trends, Inc.                                          1,100     29,227             0.0%
#*  Clear Channel Outdoor Holdings, Inc. Class A               2,200     16,456             0.0%
    ClubCorp Holdings, Inc.                                    4,311     88,117             0.0%
#   Coach, Inc.                                                5,931    185,047             0.0%
#   Collectors Universe, Inc.                                    299      5,170             0.0%
#   Columbia Sportswear Co.                                    3,640    199,654             0.0%
    Comcast Corp. Class A                                     69,482  4,350,963             0.8%
    Comcast Corp. Special Class A                             12,200    765,062             0.1%
#*  Conn's, Inc.                                               1,344     25,496             0.0%
    Cooper Tire & Rubber Co.                                   3,449    144,134             0.0%
#*  Cooper-Standard Holding, Inc.                                934     60,747             0.0%
#   Core-Mark Holding Co., Inc.                                1,102     89,582             0.0%
#   Cracker Barrel Old Country Store, Inc.                     2,393    328,942             0.1%
#*  Crocs, Inc.                                                4,200     45,360             0.0%
#*  Crown Media Holdings, Inc. Class A                         8,966     51,913             0.0%
    CSS Industries, Inc.                                         242      6,607             0.0%
    CST Brands, Inc.                                           6,232    223,916             0.0%
    Culp, Inc.                                                   882     26,469             0.0%
#   Dana Holding Corp.                                        13,377    224,734             0.1%
    Darden Restaurants, Inc.                                   3,808    235,677             0.1%
#*  Deckers Outdoor Corp.                                      2,955    164,475             0.0%
*   Del Frisco's Restaurant Group, Inc.                          700      9,429             0.0%
    Delphi Automotive P.L.C.                                   6,078    505,629             0.1%
*   Delta Apparel, Inc.                                          231      3,795             0.0%
*   Denny's Corp.                                              4,902     53,726             0.0%
#   Destination Maternity Corp.                                  800      5,544             0.0%
*   Destination XL Group, Inc.                                 2,126     12,416             0.0%
#   DeVry Education Group, Inc.                                2,799     65,944             0.0%
#*  Diamond Resorts International, Inc.                        3,374     95,957             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Consumer Discretionary -- (Continued)
#   Dick's Sporting Goods, Inc.                                 5,600 $  249,480             0.1%
#   Dillard's, Inc. Class A                                     2,699    241,506             0.1%
#   DineEquity, Inc.                                            1,900    158,555             0.0%
#*  Discovery Communications, Inc. Class A                      5,000    147,200             0.0%
*   Discovery Communications, Inc. Class C                     10,348    284,777             0.1%
*   DISH Network Corp. Class A                                  5,408    340,542             0.1%
    Dollar General Corp.                                        8,725    591,293             0.1%
*   Dollar Tree, Inc.                                           9,382    614,427             0.1%
#   Domino's Pizza, Inc.                                        2,436    259,848             0.1%
#*  Dorman Products, Inc.                                       1,723     80,430             0.0%
    DR Horton, Inc.                                            11,461    337,412             0.1%
#*  DreamWorks Animation SKG, Inc. Class A                      3,248     65,740             0.0%
    Drew Industries, Inc.                                       1,729    103,446             0.0%
#   DSW, Inc. Class A                                           5,852    145,949             0.0%
#   Dunkin' Brands Group, Inc.                                  3,763    155,826             0.0%
#*  Emerson Radio Corp.                                           900      1,125             0.0%
*   Entercom Communications Corp. Class A                       2,402     26,518             0.0%
    Entravision Communications Corp. Class A                    5,862     51,351             0.0%
#   Escalade, Inc.                                                900     13,347             0.0%
    Ethan Allen Interiors, Inc.                                 2,236     60,842             0.0%
#*  EVINE Live, Inc.                                              500      1,290             0.0%
    EW Scripps Co. (The) Class A                                7,011    154,663             0.0%
    Expedia, Inc.                                               2,582    351,927             0.1%
*   Express, Inc.                                               9,555    184,411             0.0%
#*  Federal-Mogul Holdings Corp.                                6,121     47,438             0.0%
#*  Fiesta Restaurant Group, Inc.                               1,427     50,459             0.0%
#   Finish Line, Inc. (The) Class A                             4,245     79,084             0.0%
#*  Five Below, Inc.                                            2,158     74,106             0.0%
    Flexsteel Industries, Inc.                                    561     24,398             0.0%
    Foot Locker, Inc.                                           5,251    355,755             0.1%
    Ford Motor Co.                                            103,501  1,532,850             0.3%
#*  Fossil Group, Inc.                                          3,034    165,080             0.0%
#*  Fox Factory Holding Corp.                                   1,876     33,299             0.0%
#*  Francesca's Holdings Corp.                                  4,364     62,012             0.0%
#   Fred's, Inc. Class A                                        3,928     54,324             0.0%
*   FTD Cos., Inc.                                              1,255     35,542             0.0%
#*  Fuel Systems Solutions, Inc.                                  700      4,354             0.0%
#*  G-III Apparel Group, Ltd.                                   3,826    210,774             0.0%
#*  Gaiam, Inc. Class A                                           700      4,795             0.0%
#   GameStop Corp. Class A                                      9,970    459,318             0.1%
*   Gaming Partners International Corp.                           100        928             0.0%
#   Gannett Co., Inc.                                           5,873     92,911             0.0%
#   Gap, Inc. (The)                                            12,040    327,729             0.1%
#   Garmin, Ltd.                                                4,900    173,803             0.0%
    General Motors Co.                                         12,364    431,627             0.1%
*   Genesco, Inc.                                               1,502     94,100             0.0%
    Gentex Corp.                                               19,800    324,522             0.1%
*   Gentherm, Inc.                                              3,000    147,480             0.0%
    Genuine Parts Co.                                           2,614    237,247             0.1%
    GNC Holdings, Inc. Class A                                  8,381    249,335             0.1%
    Goodyear Tire & Rubber Co. (The)                            5,700    187,188             0.0%
#*  GoPro, Inc. Class A                                         2,700     67,500             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Consumer Discretionary -- (Continued)
    Graham Holdings Co. Class B                                  400 $  220,988             0.0%
#*  Grand Canyon Education, Inc.                               1,503     62,465             0.0%
*   Gray Television, Inc.                                      5,045     80,165             0.0%
*   Green Brick Partners, Inc.                                   409      4,315             0.0%
#   Group 1 Automotive, Inc.                                   1,917    166,683             0.0%
#*  Groupon, Inc.                                             17,800     66,038             0.0%
#   Guess?, Inc.                                               6,849    144,171             0.0%
#   H&R Block, Inc.                                            7,160    266,782             0.1%
    Hanesbrands, Inc.                                         17,992    574,664             0.1%
#   Harley-Davidson, Inc.                                      5,719    282,805             0.1%
    Harman International Industries, Inc.                      2,720    299,091             0.1%
    Harte-Hanks, Inc.                                          6,046     25,695             0.0%
    Hasbro, Inc.                                               4,388    337,130             0.1%
    Haverty Furniture Cos., Inc.                               1,894     44,339             0.0%
*   Helen of Troy, Ltd.                                        2,270    225,207             0.1%
*   Hibbett Sports, Inc.                                         400     13,664             0.0%
    Hilton Worldwide Holdings, Inc.                            6,050    151,189             0.0%
    Home Depot, Inc. (The)                                    31,779  3,929,156             0.7%
    Hooker Furniture Corp.                                       300      7,446             0.0%
*   Horizon Global Corp.                                       1,067      9,379             0.0%
*   Houghton Mifflin Harcourt Co.                              6,923    135,622             0.0%
    HSN, Inc.                                                  3,345    206,888             0.0%
#*  Hyatt Hotels Corp. Class A                                   825     41,580             0.0%
#*  Iconix Brand Group, Inc.                                   3,188     48,840             0.0%
#*  Installed Building Products, Inc.                            900     19,935             0.0%
#   International Game Technology P.L.C.                         982     15,928             0.0%
    International Speedway Corp. Class A                         400     13,876             0.0%
    Interpublic Group of Cos., Inc. (The)                     11,103    254,592             0.1%
#   Interval Leisure Group, Inc.                               3,271     57,733             0.0%
*   Intrawest Resorts Holdings, Inc.                           1,986     17,795             0.0%
*   iRobot Corp.                                               1,368     41,054             0.0%
*   Isle of Capri Casinos, Inc.                                  970     18,556             0.0%
*   J Alexander's Holdings, Inc.                                 367      3,538             0.0%
    Jack in the Box, Inc.                                      2,360    175,891             0.0%
#*  JAKKS Pacific, Inc.                                          496      3,928             0.0%
#*  JC Penney Co., Inc.                                       19,302    176,999             0.0%
    John Wiley & Sons, Inc. Class A                            5,183    271,226             0.1%
    Johnson Controls, Inc.                                     9,087    410,551             0.1%
    Johnson Outdoors, Inc. Class A                               600     12,858             0.0%
    Journal Media Group, Inc.                                    851     10,416             0.0%
*   K12, Inc.                                                    764      7,418             0.0%
#*  Kate Spade & Co.                                           5,226     93,911             0.0%
#   KB Home                                                    3,690     48,339             0.0%
#   Kirkland's, Inc.                                           1,843     42,371             0.0%
    Kohl's Corp.                                               8,791    405,441             0.1%
*   Krispy Kreme Doughnuts, Inc.                               1,203     16,469             0.0%
    L Brands, Inc.                                             4,900    470,302             0.1%
*   La Quinta Holdings, Inc.                                   7,403    112,155             0.0%
    La-Z-Boy, Inc.                                             4,454    127,162             0.0%
#*  Lands' End, Inc.                                           1,108     27,345             0.0%
#   Las Vegas Sands Corp.                                      3,441    170,364             0.0%
*   LeapFrog Enterprises, Inc.                                 3,899      3,119             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Consumer Discretionary -- (Continued)
    Lear Corp.                                                 1,613 $  201,722             0.0%
    Leggett & Platt, Inc.                                      6,869    309,311             0.1%
#   Lennar Corp. Class A                                       7,214    361,205             0.1%
    Lennar Corp. Class B                                         700     29,008             0.0%
    Libbey, Inc.                                               1,981     66,641             0.0%
*   Liberty Broadband Corp. Class A                            1,106     60,343             0.0%
*   Liberty Broadband Corp. Class C                            3,409    183,302             0.0%
*   Liberty Interactive Corp., QVC Group Class A               9,173    251,065             0.1%
*   Liberty Media Corp. Class A                                2,899    118,163             0.0%
*   Liberty Media Corp. Class C                                5,863    229,536             0.1%
#   Liberty Tax, Inc.                                            531     12,261             0.0%
*   Liberty TripAdvisor Holdings, Inc. Class A                 4,111    128,222             0.0%
*   Liberty Ventures Series A                                  6,791    295,884             0.1%
    Lifetime Brands, Inc.                                      1,200     18,444             0.0%
    Lions Gate Entertainment Corp.                             5,998    233,742             0.1%
    Lithia Motors, Inc. Class A                                1,897    222,689             0.0%
*   Live Nation Entertainment, Inc.                            9,615    262,297             0.1%
*   LKQ Corp.                                                  8,810    260,864             0.1%
#*  Loral Space & Communications, Inc.                           620     27,720             0.0%
    Lowe's Cos., Inc.                                         12,566    927,748             0.2%
#*  Lululemon Athletica, Inc.                                  1,667     81,966             0.0%
#*  Lumber Liquidators Holdings, Inc.                            594      8,209             0.0%
*   M/I Homes, Inc.                                            2,456     56,365             0.0%
    Macy's, Inc.                                               6,965    355,076             0.1%
*   Madison Square Garden Co. (The) Class A                    1,628    290,598             0.1%
*   Malibu Boats, Inc. Class A                                   500      7,105             0.0%
    Marcus Corp. (The)                                           300      6,207             0.0%
    Marine Products Corp.                                        700      4,949             0.0%
#*  MarineMax, Inc.                                            1,124     17,759             0.0%
#   Marriott International, Inc. Class A                       7,025    539,379             0.1%
    Marriott Vacations Worldwide Corp.                         1,742    112,185             0.0%
#*  Martha Stewart Living Omnimedia, Inc. Class A                700      4,228             0.0%
#   Mattel, Inc.                                              15,578    382,907             0.1%
*   McClatchy Co. (The) Class A                                2,425      3,371             0.0%
    McDonald's Corp.                                          11,327  1,271,456             0.2%
#   MDC Holdings, Inc.                                         5,045    131,120             0.0%
#*  Media General, Inc.                                        7,656    113,768             0.0%
    Men's Wearhouse, Inc. (The)                                4,200    167,916             0.0%
    Meredith Corp.                                             2,936    138,051             0.0%
*   Meritage Homes Corp.                                       4,070    143,508             0.0%
#*  MGM Resorts International                                 12,257    284,240             0.1%
#*  Michael Kors Holdings, Ltd.                                3,511    135,665             0.0%
*   Michaels Cos., Inc. (The)                                 10,300    240,814             0.1%
*   Modine Manufacturing Co.                                   2,400     20,088             0.0%
*   Mohawk Industries, Inc.                                    2,867    560,498             0.1%
#   Monro Muffler Brake, Inc.                                  2,190    162,432             0.0%
*   Motorcar Parts of America, Inc.                              840     28,274             0.0%
    Movado Group, Inc.                                           805     20,721             0.0%
*   MSG Networks, Inc. Class A                                 4,886    100,261             0.0%
*   Murphy USA, Inc.                                           3,791    232,654             0.1%
    NACCO Industries, Inc. Class A                               300     13,449             0.0%
    Nathan's Famous, Inc.                                        200      7,968             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Consumer Discretionary -- (Continued)
    National CineMedia, Inc.                                   4,617 $   65,561             0.0%
*   Nautilus, Inc.                                             3,118     53,131             0.0%
#*  Netflix, Inc.                                              3,200    346,816             0.1%
*   New York & Co., Inc.                                       1,300      3,406             0.0%
#   New York Times Co. (The) Class A                          11,757    156,133             0.0%
    Newell Rubbermaid, Inc.                                    3,996    169,550             0.0%
    News Corp. Class A                                         7,731    119,057             0.0%
    News Corp. Class B                                         3,946     61,084             0.0%
    Nexstar Broadcasting Group, Inc. Class A                   1,669     88,841             0.0%
    NIKE, Inc. Class B                                        21,131  2,768,795             0.5%
#*  Noodles & Co.                                                700     10,339             0.0%
#   Nordstrom, Inc.                                            6,800    443,428             0.1%
*   Norwegian Cruise Line Holdings, Ltd.                       6,088    387,319             0.1%
#   Nutrisystem, Inc.                                          1,849     42,767             0.0%
*   NVR, Inc.                                                    200    327,552             0.1%
*   O'Reilly Automotive, Inc.                                  2,428    670,759             0.1%
*   Office Depot, Inc.                                        24,090    183,566             0.0%
#   Omnicom Group, Inc.                                        8,763    656,524             0.1%
#   Outerwall, Inc.                                            1,100     66,000             0.0%
#*  Overstock.com, Inc.                                          299      4,682             0.0%
    Oxford Industries, Inc.                                    1,700    123,794             0.0%
*   Panera Bread Co. Class A                                   2,204    390,923             0.1%
#   Papa John's International, Inc.                            2,294    160,970             0.0%
#*  Penn National Gaming, Inc.                                 1,675     29,915             0.0%
    Penske Automotive Group, Inc.                              6,452    315,116             0.1%
*   Pep Boys-Manny, Moe & Jack (The)                           4,600     69,184             0.0%
*   Perry Ellis International, Inc.                            1,100     23,617             0.0%
#   PetMed Express, Inc.                                         500      8,410             0.0%
#   Pier 1 Imports, Inc.                                       1,700     12,614             0.0%
*   Pinnacle Entertainment, Inc.                               2,285     79,998             0.0%
#   Polaris Industries, Inc.                                   2,786    312,979             0.1%
    Pool Corp.                                                 2,100    171,234             0.0%
#*  Popeyes Louisiana Kitchen, Inc.                            1,267     71,509             0.0%
*   Priceline Group, Inc. (The)                                  976  1,419,338             0.3%
    PulteGroup, Inc.                                          13,586    249,031             0.1%
    PVH Corp.                                                  3,366    306,138             0.1%
#*  Radio One, Inc. Class D                                      897      1,929             0.0%
    Ralph Lauren Corp.                                         1,300    144,001             0.0%
*   RCI Hospitality Holdings, Inc.                               288      2,863             0.0%
*   Reading International, Inc. Class A                        1,600     24,800             0.0%
*   Red Lion Hotels Corp.                                        171      1,400             0.0%
#*  Red Robin Gourmet Burgers, Inc.                              856     64,106             0.0%
#   Regal Entertainment Group Class A                          8,595    166,571             0.0%
#*  Regis Corp.                                                  798     13,183             0.0%
    Remy International, Inc.                                   1,180     34,798             0.0%
#   Rent-A-Center, Inc.                                        3,436     63,188             0.0%
*   Rentrak Corp.                                                200     11,036             0.0%
    Restaurant Brands International, Inc.                      1,600     64,256             0.0%
#*  Restoration Hardware Holdings, Inc.                        3,283    338,444             0.1%
    Rocky Brands, Inc.                                           600      7,650             0.0%
    Ross Stores, Inc.                                          9,566    483,848             0.1%
    Royal Caribbean Cruises, Ltd.                              3,225    317,179             0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Consumer Discretionary -- (Continued)
*   Ruby Tuesday, Inc.                                         4,290 $   22,437             0.0%
    Ruth's Hospitality Group, Inc.                             2,900     44,979             0.0%
#   Saga Communications, Inc. Class A                            133      5,722             0.0%
    Salem Media Group, Inc.                                      400      2,516             0.0%
*   Sally Beauty Holdings, Inc.                                7,506    176,466             0.0%
#   Scholastic Corp.                                           3,401    138,999             0.0%
#*  Scientific Games Corp. Class A                             1,408     15,615             0.0%
#   Scripps Networks Interactive, Inc. Class A                 2,264    136,021             0.0%
#   SeaWorld Entertainment, Inc.                               6,372    126,994             0.0%
*   Select Comfort Corp.                                       5,880    124,656             0.0%
    Service Corp. International                                6,567    185,583             0.0%
*   ServiceMaster Global Holdings, Inc.                       10,686    380,956             0.1%
*   Shiloh Industries, Inc.                                      200      1,508             0.0%
    Shoe Carnival, Inc.                                        2,176     48,895             0.0%
#*  Shutterfly, Inc.                                           1,895     79,040             0.0%
    Signet Jewelers, Ltd.                                      2,000    301,880             0.1%
#   Sinclair Broadcast Group, Inc. Class A                     6,800    204,068             0.0%
#*  Sirius XM Holdings, Inc.                                  36,864    150,405             0.0%
#   Six Flags Entertainment Corp.                              5,240    272,690             0.1%
*   Sizmek, Inc.                                               1,897     11,249             0.0%
*   Skechers U.S.A., Inc. Class A                             10,899    340,049             0.1%
*   Smith & Wesson Holding Corp.                               4,927     87,996             0.0%
    Sonic Automotive, Inc. Class A                             2,708     67,538             0.0%
#   Sonic Corp.                                                2,800     79,912             0.0%
#   Sotheby's                                                  2,320     80,388             0.0%
    Spartan Motors, Inc.                                         551      2,276             0.0%
#   Speedway Motorsports, Inc.                                   839     15,496             0.0%
*   Sportsman's Warehouse Holdings, Inc.                       1,601     17,227             0.0%
#   Stage Stores, Inc.                                         2,446     23,800             0.0%
    Standard Motor Products, Inc.                              1,600     70,800             0.0%
    Staples, Inc.                                             26,269    341,234             0.1%
    Starbucks Corp.                                           23,100  1,445,367             0.3%
    Starwood Hotels & Resorts Worldwide, Inc.                  2,655    212,055             0.0%
*   Starz Class A                                              4,635    155,319             0.0%
*   Starz Class B                                                 17        566             0.0%
#   Stein Mart, Inc.                                           5,245     46,471             0.0%
*   Steiner Leisure, Ltd.                                        252     15,967             0.0%
#*  Steven Madden, Ltd.                                        5,253    183,067             0.0%
*   Stoneridge, Inc.                                           1,300     16,497             0.0%
    Strattec Security Corp.                                      130      7,777             0.0%
#*  Strayer Education, Inc.                                      203     10,743             0.0%
    Sturm Ruger & Co., Inc.                                    1,289     73,396             0.0%
    Superior Uniform Group, Inc.                                 579      9,866             0.0%
*   Systemax, Inc.                                             1,900     17,613             0.0%
    Target Corp.                                              13,500  1,041,930             0.2%
#*  Taylor Morrison Home Corp. Class A                         2,700     49,761             0.0%
    TEGNA, Inc.                                               18,769    507,514             0.1%
*   Tempur Sealy International, Inc.                           3,282    255,471             0.1%
*   Tenneco, Inc.                                              1,800    101,862             0.0%
#*  Tesla Motors, Inc.                                           600    124,158             0.0%
#   Texas Roadhouse, Inc.                                      4,609    158,319             0.0%
    Thor Industries, Inc.                                      3,600    194,688             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE+    OF NET ASSETS**
                                                              ------ ----------- ---------------
Consumer Discretionary -- (Continued)
    Tiffany & Co.                                              4,778 $   393,898             0.1%
#*  Tilly's, Inc. Class A                                      1,038       7,567             0.0%
    Time Warner Cable, Inc.                                    5,986   1,133,748             0.2%
    Time Warner, Inc.                                         21,923   1,651,679             0.3%
#   Time, Inc.                                                 5,095      94,665             0.0%
    TJX Cos., Inc. (The)                                      18,592   1,360,748             0.3%
*   Toll Brothers, Inc.                                        7,848     282,293             0.1%
*   TopBuild Corp.                                             1,044      29,368             0.0%
*   Tower International, Inc.                                    797      21,894             0.0%
#   Tractor Supply Co.                                         5,329     492,346             0.1%
*   Trans World Entertainment Corp.                            1,000       3,800             0.0%
#*  TRI Pointe Group, Inc.                                     8,926     115,859             0.0%
#*  TripAdvisor, Inc.                                          2,300     192,694             0.0%
#*  Tuesday Morning Corp.                                      1,000       5,410             0.0%
#*  Tumi Holdings, Inc.                                        4,461      71,510             0.0%
#   Tupperware Brands Corp.                                    2,350     138,344             0.0%
*   Turtle Beach Corp.                                         3,900       9,165             0.0%
    Twenty-First Century Fox, Inc. Class A                    30,924     949,058             0.2%
    Twenty-First Century Fox, Inc. Class B                     8,700     268,656             0.1%
#*  Ulta Salon Cosmetics & Fragrance, Inc.                     1,400     243,544             0.1%
#*  Under Armour, Inc. Class A                                 3,600     342,288             0.1%
*   Unifi, Inc.                                                  690      21,107             0.0%
*   Universal Electronics, Inc.                                1,355      64,457             0.0%
#*  Urban Outfitters, Inc.                                     9,018     257,915             0.1%
*   US Auto Parts Network, Inc.                                  600       1,230             0.0%
    Vail Resorts, Inc.                                         2,775     316,822             0.1%
#*  Vera Bradley, Inc.                                           856      10,709             0.0%
    VF Corp.                                                   7,111     480,135             0.1%
    Viacom, Inc. Class A                                         300      15,399             0.0%
    Viacom, Inc. Class B                                       5,822     287,083             0.1%
*   Vista Outdoor, Inc.                                        3,464     154,910             0.0%
*   Visteon Corp.                                              2,240     244,317             0.1%
#*  Vitamin Shoppe, Inc.                                       1,154      33,108             0.0%
#*  VOXX International Corp.                                     518       2,673             0.0%
    Walt Disney Co. (The)                                     22,211   2,526,279             0.5%
*   WCI Communities, Inc.                                      1,302      31,105             0.0%
#*  Weight Watchers International, Inc.                        1,686      25,931             0.0%
    Wendy's Co. (The)                                         22,515     206,237             0.0%
*   West Marine, Inc.                                            591       6,016             0.0%
    Weyco Group, Inc.                                            389      11,044             0.0%
    Whirlpool Corp.                                            2,200     352,308             0.1%
#*  William Lyon Homes Class A                                 1,600      34,144             0.0%
    Williams-Sonoma, Inc.                                      4,117     303,629             0.1%
#   Winmark Corp.                                                200      20,150             0.0%
#   Winnebago Industries, Inc.                                 1,598      33,542             0.0%
    Wolverine World Wide, Inc.                                 9,019     167,483             0.0%
    Wyndham Worldwide Corp.                                    3,700     300,995             0.1%
    Yum! Brands, Inc.                                          2,287     162,171             0.0%
*   Zagg, Inc.                                                 2,300      19,504             0.0%
#*  Zumiez, Inc.                                               2,090      36,533             0.0%
                                                                     -----------            ----
Total Consumer Discretionary                                          88,225,413            16.3%
                                                                     -----------            ----

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Consumer Staples -- (6.7%)
#   Alico, Inc.                                                  529 $   22,583             0.0%
    Altria Group, Inc.                                        66,455  4,018,534             0.8%
    Andersons, Inc. (The)                                      2,018     71,437             0.0%
    Archer-Daniels-Midland Co.                                 7,139    325,967             0.1%
#   B&G Foods, Inc.                                            5,081    184,389             0.0%
#*  Boston Beer Co., Inc. (The) Class A                        1,000    219,590             0.0%
#*  Boulder Brands, Inc.                                       2,449     21,698             0.0%
#   Brown-Forman Corp. Class A                                   808     92,718             0.0%
#   Brown-Forman Corp. Class B                                 2,750    291,995             0.1%
    Bunge, Ltd.                                                1,700    124,032             0.0%
#   Cal-Maine Foods, Inc.                                      1,200     64,152             0.0%
#   Calavo Growers, Inc.                                       1,237     63,594             0.0%
#   Campbell Soup Co.                                          7,745    393,369             0.1%
#   Casey's General Stores, Inc.                               3,717    394,820             0.1%
#*  Central Garden & Pet Co.                                     300      4,773             0.0%
*   Central Garden & Pet Co. Class A                           3,352     56,582             0.0%
#*  Chefs' Warehouse, Inc. (The)                               1,374     20,816             0.0%
#   Church & Dwight Co., Inc.                                  3,500    301,315             0.1%
#   Clorox Co. (The)                                           6,458    787,489             0.2%
#   Coca-Cola Bottling Co. Consolidated                          937    197,904             0.0%
    Coca-Cola Co. (The)                                       22,904    969,984             0.2%
    Coca-Cola Enterprises, Inc.                                9,228    473,766             0.1%
#   Colgate-Palmolive Co.                                     24,389  1,618,210             0.3%
    ConAgra Foods, Inc.                                        7,608    308,504             0.1%
    Constellation Brands, Inc. Class A                         3,818    514,666             0.1%
    Costco Wholesale Corp.                                    11,730  1,854,748             0.4%
    Coty, Inc. Class A                                         2,300     66,585             0.0%
*   Craft Brew Alliance, Inc.                                    500      3,830             0.0%
    CVS Health Corp.                                          28,829  2,847,729             0.5%
*   Darling Ingredients, Inc.                                  4,268     43,192             0.0%
#   Dean Foods Co.                                             3,636     65,848             0.0%
#*  Diamond Foods, Inc.                                        2,560    101,427             0.0%
    Dr Pepper Snapple Group, Inc.                              3,600    321,732             0.1%
    Edgewell Personal Care Co.                                 2,128    180,263             0.0%
    Energizer Holdings, Inc.                                   2,128     91,142             0.0%
    Estee Lauder Cos., Inc. (The) Class A                      7,928    637,887             0.1%
#*  Farmer Bros Co.                                            1,200     34,056             0.0%
    Flowers Foods, Inc.                                       16,380    442,260             0.1%
    Fresh Del Monte Produce, Inc.                              3,443    157,104             0.0%
*   Fresh Market, Inc. (The)                                   1,517     37,804             0.0%
    General Mills, Inc.                                       10,616    616,896             0.1%
#*  Hain Celestial Group, Inc. (The)                           2,254    112,362             0.0%
#*  Herbalife, Ltd.                                            6,600    369,864             0.1%
    Hershey Co. (The)                                          2,111    187,225             0.0%
    Hormel Foods Corp.                                         3,900    263,445             0.1%
*   HRG Group, Inc.                                            9,972    134,123             0.0%
    Ingles Markets, Inc. Class A                               1,458     72,813             0.0%
    Ingredion, Inc.                                            1,760    167,306             0.0%
    Inter Parfums, Inc.                                        2,083     57,532             0.0%
#*  Inventure Foods, Inc.                                        521      4,512             0.0%
    J&J Snack Foods Corp.                                      1,258    154,470             0.0%
    JM Smucker Co. (The)                                       3,894    457,117             0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Consumer Staples -- (Continued)
    John B. Sanfilippo & Son, Inc.                               898 $   58,119             0.0%
    Kellogg Co.                                                4,140    291,953             0.1%
#   Keurig Green Mountain, Inc.                                  950     48,212             0.0%
    Kimberly-Clark Corp.                                       4,211    504,099             0.1%
    Kraft Heinz Co. (The)                                     13,496  1,052,283             0.2%
    Kroger Co. (The)                                          22,600    854,280             0.2%
    Lancaster Colony Corp.                                     2,041    232,103             0.0%
*   Landec Corp.                                                 900     11,070             0.0%
*   Mannatech, Inc.                                               15        372             0.0%
#   McCormick & Co., Inc.(579780206)                           5,065    425,359             0.1%
    McCormick & Co., Inc.(579780107)                             200     16,813             0.0%
    Mead Johnson Nutrition Co.                                 4,263    349,566             0.1%
#*  Medifast, Inc.                                             1,161     32,473             0.0%
    MGP Ingredients, Inc.                                        900     15,597             0.0%
    Molson Coors Brewing Co. Class B                           2,551    224,743             0.0%
    Mondelez International, Inc. Class A                       5,495    253,649             0.1%
*   Monster Beverage Corp.                                     2,926    398,872             0.1%
#*  National Beverage Corp.                                    2,397     90,223             0.0%
#*  Natural Grocers by Vitamin Cottage, Inc.                   1,309     31,351             0.0%
#   Natural Health Trends Corp.                                  187      9,212             0.0%
#   Nu Skin Enterprises, Inc. Class A                          3,326    127,086             0.0%
*   Nutraceutical International Corp.                            700     17,150             0.0%
    Oil-Dri Corp. of America                                     202      6,339             0.0%
*   Omega Protein Corp.                                          800     14,560             0.0%
#   Orchids Paper Products Co.                                   333      9,760             0.0%
    PepsiCo, Inc.                                             22,695  2,319,202             0.4%
    Philip Morris International, Inc.                         28,534  2,522,406             0.5%
#   Pilgrim's Pride Corp.                                      4,966     94,304             0.0%
    Pinnacle Foods, Inc.                                       6,334    279,203             0.1%
#*  Post Holdings, Inc.                                        3,557    228,608             0.0%
#   Pricesmart, Inc.                                           2,246    193,111             0.0%
*   Primo Water Corp.                                          1,191     10,481             0.0%
    Procter & Gamble Co. (The)                                41,367  3,159,611             0.6%
*   Revlon, Inc. Class A                                       3,494    109,607             0.0%
    Reynolds American, Inc.                                   16,162    780,948             0.2%
#*  Rite Aid Corp.                                            18,583    146,434             0.0%
#   Sanderson Farms, Inc.                                        930     64,644             0.0%
*   Seneca Foods Corp. Class A                                   629     18,354             0.0%
#   Snyder's-Lance, Inc.                                       5,473    194,510             0.0%
    SpartanNash Co.                                            2,069     57,725             0.0%
    Spectrum Brands Holdings, Inc.                             5,761    552,192             0.1%
#*  Sprouts Farmers Market, Inc.                               4,251     86,635             0.0%
*   SUPERVALU, Inc.                                           11,415     74,997             0.0%
#   Sysco Corp.                                                7,318    301,867             0.1%
#   Tootsie Roll Industries, Inc.                              1,388     44,055             0.0%
#*  TreeHouse Foods, Inc.                                      4,426    379,043             0.1%
    Tyson Foods, Inc. Class A                                  8,401    372,668             0.1%
#*  United Natural Foods, Inc.                                 2,811    141,815             0.0%
#   Universal Corp.                                              427     23,062             0.0%
#*  USANA Health Sciences, Inc.                                  400     51,440             0.0%
#   Vector Group, Ltd.                                         4,481    108,664             0.0%
    Village Super Market, Inc. Class A                           801     20,073             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE+    OF NET ASSETS**
                                                              ------ ----------- ---------------
Consumer Staples -- (Continued)
    Wal-Mart Stores, Inc.                                     22,284 $ 1,275,536             0.2%
    Walgreens Boots Alliance, Inc.                             9,365     793,028             0.2%
    WD-40 Co.                                                  1,055     100,837             0.0%
    Weis Markets, Inc.                                         1,909      78,536             0.0%
*   WhiteWave Foods Co. (The)                                  3,696     151,462             0.0%
#   Whole Foods Market, Inc.                                   8,500     254,660             0.1%
                                                                     -----------             ---
Total Consumer Staples                                                41,091,121             7.6%
                                                                     -----------             ---
Energy -- (5.8%)
#*  Abraxas Petroleum Corp.                                    1,350       2,146             0.0%
    Adams Resources & Energy, Inc.                               200       8,892             0.0%
#   Alon USA Energy, Inc.                                      7,019     117,568             0.0%
    Anadarko Petroleum Corp.                                   4,032     269,660             0.1%
    Apache Corp.                                               3,012     141,956             0.0%
#*  Arch Coal, Inc.                                              341         511             0.0%
#   Atwood Oceanics, Inc.                                      1,834      30,353             0.0%
    Baker Hughes, Inc.                                         8,042     423,652             0.1%
#*  Basic Energy Services, Inc.                                4,066      15,085             0.0%
    Bristow Group, Inc.                                        1,857      64,494             0.0%
    Cabot Oil & Gas Corp.                                     11,003     238,875             0.1%
#   California Resources Corp.                                18,326      74,037             0.0%
#*  Callon Petroleum Co.                                       7,147      62,036             0.0%
*   Cameron International Corp.                                5,978     406,564             0.1%
*   Carrizo Oil & Gas, Inc.                                    4,646     174,829             0.0%
*   Cheniere Energy, Inc.                                      5,099     252,502             0.1%
#   Chesapeake Energy Corp.                                    6,100      43,493             0.0%
    Chevron Corp.                                             19,201   1,744,987             0.3%
    Cimarex Energy Co.                                         3,858     455,475             0.1%
#*  Clayton Williams Energy, Inc.                              1,196      71,246             0.0%
*   Cobalt International Energy, Inc.                         18,489     141,811             0.0%
    Columbia Pipeline Group, Inc.                              6,820     141,651             0.0%
#   Comstock Resources, Inc.                                   2,145       4,933             0.0%
*   Concho Resources, Inc.                                     3,898     451,817             0.1%
    ConocoPhillips                                            25,181   1,343,406             0.3%
#   CONSOL Energy, Inc.                                        6,139      40,886             0.0%
#*  Continental Resources, Inc.                                2,200      74,602             0.0%
#   Core Laboratories NV                                       2,900     337,357             0.1%
#   CVR Energy, Inc.                                           3,708     164,858             0.0%
*   Dawson Geophysical Co.                                       759       2,467             0.0%
    Delek US Holdings, Inc.                                    6,020     163,744             0.0%
    Devon Energy Corp.                                         4,004     167,888             0.0%
    DHT Holdings, Inc.                                         5,921      46,539             0.0%
    Diamond Offshore Drilling, Inc.                            3,300      65,604             0.0%
*   Diamondback Energy, Inc.                                   5,200     383,968             0.1%
#*  Dril-Quip, Inc.                                            3,686     226,910             0.1%
#   Energen Corp.                                              2,414     140,374             0.0%
#   Energy XXI, Ltd.                                           4,455       7,707             0.0%
    EnLink Midstream LLC                                       8,742     172,217             0.0%
    EOG Resources, Inc.                                        9,600     824,160             0.2%
#*  EP Energy Corp. Class A                                    5,727      31,556             0.0%
    EQT Corp.                                                  2,610     172,443             0.0%
*   Era Group, Inc.                                            1,018      14,160             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Energy -- (Continued)
    Evolution Petroleum Corp.                                  2,000 $   13,800             0.0%
    Exterran Holdings, Inc.                                    5,588    121,483             0.0%
    Exxon Mobil Corp.                                         87,277  7,221,299             1.4%
*   FMC Technologies, Inc.                                    15,579    527,038             0.1%
#*  Forum Energy Technologies, Inc.                            7,927    105,033             0.0%
#   GasLog, Ltd.                                               2,569     29,723             0.0%
#*  Gastar Exploration, Inc.                                   3,806      5,975             0.0%
#*  Geospace Technologies Corp.                                  600      9,216             0.0%
    Green Plains, Inc.                                         3,700     75,887             0.0%
#   Gulfmark Offshore, Inc. Class A                            1,300      8,112             0.0%
*   Gulfport Energy Corp.                                      3,485    106,188             0.0%
#*  Halcon Resources Corp.                                     1,890      1,325             0.0%
    Halliburton Co.                                           18,043    692,490             0.1%
#   Helmerich & Payne, Inc.                                    7,904    444,758             0.1%
    Hess Corp.                                                 4,571    256,936             0.1%
    HollyFrontier Corp.                                        6,627    324,524             0.1%
#*  Hornbeck Offshore Services, Inc.                           1,690     22,832             0.0%
*   ION Geophysical Corp.                                      7,078      2,619             0.0%
#*  Isramco, Inc.                                                 37      3,515             0.0%
#*  Jones Energy, Inc. Class A                                 1,040      5,346             0.0%
    Kinder Morgan, Inc.                                       14,142    386,784             0.1%
#*  Kosmos Energy, Ltd.                                       13,238     90,283             0.0%
#*  Laredo Petroleum Holdings, Inc.                            4,774     54,805             0.0%
#   Marathon Oil Corp.                                        19,016    349,514             0.1%
    Marathon Petroleum Corp.                                  21,756  1,126,961             0.2%
#*  Matador Resources Co.                                      6,165    158,502             0.0%
*   Matrix Service Co.                                         2,520     57,204             0.0%
#*  McDermott International, Inc.                              4,380     20,192             0.0%
*   Memorial Resource Development Corp.                       17,258    305,294             0.1%
#   Murphy Oil Corp.                                           5,246    149,144             0.0%
#   Nabors Industries, Ltd.                                   20,773    208,561             0.1%
    National Oilwell Varco, Inc.                               2,702    101,703             0.0%
*   Natural Gas Services Group, Inc.                           1,311     29,524             0.0%
*   Newfield Exploration Co.                                   4,167    167,472             0.0%
*   Newpark Resources, Inc.                                    3,600     20,376             0.0%
#   Noble Corp. P.L.C.                                        18,796    253,182             0.1%
    Noble Energy, Inc.                                         5,873    210,488             0.1%
#   Nordic American Tankers, Ltd.                                 60        917             0.0%
#*  Oasis Petroleum, Inc.                                      2,309     26,854             0.0%
    Occidental Petroleum Corp.                                 7,094    528,787             0.1%
    Oceaneering International, Inc.                            3,788    159,172             0.0%
*   Oil States International, Inc.                             1,578     47,356             0.0%
#   ONEOK, Inc.                                                9,252    313,828             0.1%
    Panhandle Oil and Gas, Inc. Class A                        1,703     31,301             0.0%
#*  Par Pacific Holdings, Inc.                                 1,312     29,914             0.0%
*   Parker Drilling Co.                                        9,044     25,866             0.0%
#*  Parsley Energy, Inc. Class A                               4,529     80,299             0.0%
#   Patterson-UTI Energy, Inc.                                12,893    191,977             0.1%
    PBF Energy, Inc. Class A                                   9,085    308,890             0.1%
#*  PDC Energy, Inc.                                           3,058    184,520             0.1%
*   PetroQuest Energy, Inc.                                    3,994      4,473             0.0%
*   PHI, Inc.                                                    505      9,615             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE+    OF NET ASSETS**
                                                              ------ ----------- ---------------
Energy -- (Continued)
    Phillips 66                                                9,845 $   876,697             0.2%
#*  Pioneer Energy Services Corp.                              5,101      11,783             0.0%
    Pioneer Natural Resources Co.                                610      83,655             0.0%
    QEP Resources, Inc.                                        6,500     100,490             0.0%
#   Range Resources Corp.                                      2,900      88,276             0.0%
#*  Renewable Energy Group, Inc.                               5,330      42,054             0.0%
#*  Rice Energy, Inc.                                          4,134      63,085             0.0%
#*  RigNet, Inc.                                               1,071      32,130             0.0%
    Rowan Cos. P.L.C. Class A                                  6,751     132,860             0.0%
#   RPC, Inc.                                                 14,110     155,633             0.0%
#*  RSP Permian, Inc.                                          5,552     152,236             0.0%
    Schlumberger, Ltd.                                        36,119   2,823,061             0.5%
#   Scorpio Tankers, Inc.                                     11,109     101,314             0.0%
#*  SEACOR Holdings, Inc.                                      1,700      99,314             0.0%
    SemGroup Corp. Class A                                     2,895     131,867             0.0%
#*  Seventy Seven Energy, Inc.                                 2,127       2,425             0.0%
#   Ship Finance International, Ltd.                           2,989      51,082             0.0%
#   SM Energy Co.                                              2,809      93,680             0.0%
#*  Southwestern Energy Co.                                   12,565     138,718             0.0%
#   Spectra Energy Corp.                                      17,486     499,575             0.1%
#*  Stone Energy Corp.                                         2,106      11,772             0.0%
#   Superior Energy Services, Inc.                             9,008     127,553             0.0%
#*  Synergy Resources Corp.                                    5,521      61,780             0.0%
#   Targa Resources Corp.                                      2,284     130,531             0.0%
#   Teekay Corp.                                               7,836     251,771             0.1%
    Teekay Tankers, Ltd. Class A                               3,664      27,993             0.0%
#   Tesco Corp.                                                2,740      21,920             0.0%
    Tesoro Corp.                                               9,900   1,058,607             0.2%
*   TETRA Technologies, Inc.                                   7,555      50,921             0.0%
#   Transocean, Ltd.                                          10,632     168,305             0.0%
#*  Triangle Petroleum Corp.                                   4,158       4,990             0.0%
#   US Silica Holdings, Inc.                                   1,455      26,277             0.0%
    Valero Energy Corp.                                       15,012     989,591             0.2%
*   Weatherford International P.L.C.                          61,411     628,849             0.1%
    Western Refining, Inc.                                    13,200     549,384             0.1%
#*  Whiting Petroleum Corp.                                    7,358     126,778             0.0%
    Williams Cos., Inc. (The)                                  1,100      43,384             0.0%
    World Fuel Services Corp.                                  4,212     187,265             0.1%
#*  WPX Energy, Inc.                                           6,253      42,896             0.0%
                                                                     -----------             ---
Total Energy                                                          35,521,778             6.6%
                                                                     -----------             ---
Financials -- (13.6%)
    1st Source Corp.                                           2,410      76,542             0.0%
#   Access National Corp.                                        564      11,669             0.0%
    ACE, Ltd.                                                  4,418     501,620             0.1%
    ACNB Corp.                                                   300       6,330             0.0%
*   Affiliated Managers Group, Inc.                            1,000     180,260             0.0%
    Aflac, Inc.                                                7,965     507,769             0.1%
    Alexander & Baldwin, Inc.                                  3,120     117,749             0.0%
*   Alleghany Corp.                                              358     177,665             0.0%
    Allied World Assurance Co. Holdings AG                     2,712      98,608             0.0%
    Allstate Corp. (The)                                       9,275     573,937             0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Financials -- (Continued)
*   Ally Financial, Inc.                                       12,716 $  253,303             0.1%
*   Altisource Asset Management Corp.                              50      1,230             0.0%
*   Altisource Portfolio Solutions SA                             500     13,405             0.0%
#*  Ambac Financial Group, Inc.                                 2,336     37,726             0.0%
#   American Equity Investment Life Holding Co.                 6,779    174,085             0.0%
    American Express Co.                                       17,264  1,264,761             0.2%
    American Financial Group, Inc.                              4,969    358,712             0.1%
    American International Group, Inc.                         13,075    824,509             0.2%
    American National Bankshares, Inc.                          1,000     25,200             0.0%
    American National Insurance Co.                             1,826    188,589             0.0%
    Ameriprise Financial, Inc.                                  2,188    252,408             0.1%
    Ameris Bancorp                                              1,977     62,275             0.0%
    AMERISAFE, Inc.                                             1,320     72,244             0.0%
    Amtrust Financial Services, Inc.                            7,720    526,658             0.1%
    Aon P.L.C.                                                  2,773    258,749             0.1%
*   Arch Capital Group, Ltd.                                    4,136    309,745             0.1%
    Argo Group International Holdings, Ltd.                       550     34,386             0.0%
#   Arrow Financial Corp.                                       1,164     32,126             0.0%
    Arthur J Gallagher & Co.                                    3,246    141,948             0.0%
#   Artisan Partners Asset Management, Inc. Class A             1,360     52,020             0.0%
    Aspen Insurance Holdings, Ltd.                              5,284    256,855             0.1%
    Associated Banc-Corp                                        8,904    172,203             0.0%
    Assurant, Inc.                                              5,047    411,482             0.1%
    Assured Guaranty, Ltd.                                      4,369    119,885             0.0%
*   Asta Funding, Inc.                                            300      2,580             0.0%
    Astoria Financial Corp.                                     9,636    153,791             0.0%
*   Atlantic Coast Financial Corp.                                 39        239             0.0%
#*  Atlanticus Holdings Corp.                                     202        610             0.0%
*   Atlas Financial Holdings, Inc.                                553     10,518             0.0%
#*  AV Homes, Inc.                                                 93      1,231             0.0%
    Axis Capital Holdings, Ltd.                                 2,610    140,940             0.0%
    Baldwin & Lyons, Inc. Class B                                 722     16,772             0.0%
    Banc of California, Inc.                                      350      4,564             0.0%
    Bancfirst Corp.                                             1,214     74,819             0.0%
#*  Bancorp, Inc. (The)                                         3,441     24,775             0.0%
#   BancorpSouth, Inc.                                          6,866    171,169             0.0%
#   Bank Mutual Corp.                                           4,446     32,189             0.0%
    Bank of America Corp.                                     314,467  5,276,756             1.0%
#   Bank of Hawaii Corp.                                        3,311    216,804             0.1%
#   Bank of Marin Bancorp                                         519     27,600             0.0%
    Bank of New York Mellon Corp. (The)                        27,905  1,162,243             0.2%
#   Bank of the Ozarks, Inc.                                    3,152    157,663             0.0%
    BankFinancial Corp.                                         1,550     19,112             0.0%
    BankUnited, Inc.                                            7,430    276,247             0.1%
    Banner Corp.                                                1,809     88,768             0.0%
    Bar Harbor Bankshares                                         400     14,140             0.0%
    BB&T Corp.                                                 15,055    559,293             0.1%
    BBCN Bancorp, Inc.                                          6,352    106,650             0.0%
*   BBX Capital Corp. Class A                                      46        844             0.0%
*   Beneficial Bancorp, Inc.                                    7,358    102,055             0.0%
*   Berkshire Hathaway, Inc. Class B                           10,483  1,425,898             0.3%
    Berkshire Hills Bancorp, Inc.                               2,423     69,298             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Financials -- (Continued)
    BGC Partners, Inc. Class A                                 8,283 $   71,648             0.0%
    BlackRock, Inc.                                            1,120    394,206             0.1%
    Blue Hills Bancorp, Inc.                                     382      5,421             0.0%
    BNC Bancorp                                                1,699     38,143             0.0%
#*  BofI Holding, Inc.                                         1,040     83,210             0.0%
#   BOK Financial Corp.                                        3,148    211,483             0.1%
    Boston Private Financial Holdings, Inc.                    6,556     75,132             0.0%
#   Bridge Bancorp, Inc.                                         588     16,881             0.0%
    Brookline Bancorp, Inc.                                    5,407     61,369             0.0%
    Brown & Brown, Inc.                                       10,300    332,381             0.1%
#   Bryn Mawr Bank Corp.                                       1,601     46,637             0.0%
*   BSB Bancorp, Inc.                                            453      9,961             0.0%
    Calamos Asset Management, Inc. Class A                     1,400     13,146             0.0%
#   Camden National Corp.                                        600     23,454             0.0%
    Cape Bancorp, Inc.                                         1,200     15,420             0.0%
#   Capital Bank Financial Corp. Class A                       2,393     77,294             0.0%
    Capital City Bank Group, Inc.                              1,616     24,951             0.0%
    Capital One Financial Corp.                               11,344    895,042             0.2%
    Capitol Federal Financial, Inc.                           10,781    139,937             0.0%
    Cardinal Financial Corp.                                   2,063     46,892             0.0%
*   Cascade Bancorp                                            5,552     31,147             0.0%
#   Cash America International, Inc.                           2,107     72,755             0.0%
    Cathay General Bancorp                                     6,626    207,394             0.1%
    CBOE Holdings, Inc.                                        3,765    252,406             0.1%
*   CBRE Group, Inc. Class A                                  11,244    419,176             0.1%
    Centerstate Banks, Inc.                                    3,781     55,127             0.0%
    Central Pacific Financial Corp.                            3,120     69,763             0.0%
    Charles Schwab Corp. (The)                                15,309    467,231             0.1%
#   Charter Financial Corp.                                      849     11,122             0.0%
    Chemical Financial Corp.                                   2,642     89,643             0.0%
    Chubb Corp. (The)                                          4,020    519,987             0.1%
#   Cincinnati Financial Corp.                                 3,012    181,413             0.0%
    CIT Group, Inc.                                            4,226    181,718             0.0%
    Citigroup, Inc.                                           54,482  2,896,808             0.5%
#   Citizens & Northern Corp.                                  1,090     21,593             0.0%
#*  Citizens, Inc.                                             4,745     39,858             0.0%
#   City Holding Co.                                             992     47,447             0.0%
    City National Corp.                                        1,400    125,440             0.0%
    Clifton Bancorp, Inc.                                      1,950     28,431             0.0%
    CME Group, Inc.                                            2,963    279,915             0.1%
    CNA Financial Corp.                                        1,100     40,216             0.0%
    CNB Financial Corp.                                          900     16,722             0.0%
#   CNO Financial Group, Inc.                                  7,390    141,962             0.0%
    CoBiz Financial, Inc.                                      3,019     37,617             0.0%
#   Cohen & Steers, Inc.                                         886     27,103             0.0%
    Columbia Banking System, Inc.                              4,607    153,505             0.0%
    Comerica, Inc.                                             3,124    135,582             0.0%
#   Commerce Bancshares, Inc.                                  6,850    312,017             0.1%
#   Community Bank System, Inc.                                2,675    109,033             0.0%
    Community Trust Bancorp, Inc.                              1,498     51,636             0.0%
    ConnectOne Bancorp, Inc.                                   1,895     33,826             0.0%
*   Consumer Portfolio Services, Inc.                          1,400      7,588             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES  VALUE+  OF NET ASSETS**
                                                              ------ -------- ---------------
Financials -- (Continued)
#*  Cowen Group, Inc. Class A                                  7,328 $ 30,851             0.0%
    Crawford & Co. Class A                                     1,114    6,250             0.0%
#   Crawford & Co. Class B                                     1,786   10,716             0.0%
#*  Credit Acceptance Corp.                                      820  155,054             0.0%
#*  CU Bancorp                                                   852   20,550             0.0%
#   Cullen/Frost Bankers, Inc.                                 3,779  258,635             0.1%
*   Customers Bancorp, Inc.                                    1,557   42,817             0.0%
#   CVB Financial Corp.                                        6,311  110,127             0.0%
#   Diamond Hill Investment Group, Inc.                          200   40,010             0.0%
    Dime Community Bancshares, Inc.                            2,700   46,845             0.0%
    Discover Financial Services                                9,351  525,713             0.1%
    Donegal Group, Inc. Class A                                2,142   30,309             0.0%
*   E*TRADE Financial Corp.                                    5,500  156,805             0.0%
#*  Eagle Bancorp, Inc.                                        2,263  107,719             0.0%
    East West Bancorp, Inc.                                    9,239  373,163             0.1%
#   Eaton Vance Corp.                                          9,543  344,598             0.1%
#*  eHealth, Inc.                                                500    5,975             0.0%
    EMC Insurance Group, Inc.                                  1,567   39,175             0.0%
*   Emergent Capital, Inc.                                     1,800    8,928             0.0%
    Employers Holdings, Inc.                                   2,738   72,475             0.0%
#*  Encore Capital Group, Inc.                                 1,364   55,515             0.0%
    Endurance Specialty Holdings, Ltd.                         4,956  312,872             0.1%
#*  Enova International, Inc.                                  2,173   28,249             0.0%
*   Enstar Group, Ltd.                                         1,204  189,991             0.0%
    Enterprise Financial Services Corp.                        1,475   41,831             0.0%
    Erie Indemnity Co. Class A                                 3,048  266,578             0.1%
    ESSA Bancorp, Inc.                                           400    5,308             0.0%
#   EverBank Financial Corp.                                   8,544  147,469             0.0%
    Evercore Partners, Inc. Class A                            2,588  139,752             0.0%
    Everest Re Group, Ltd.                                     1,300  231,361             0.1%
#*  Ezcorp, Inc. Class A                                       1,600   10,656             0.0%
#   FactSet Research Systems, Inc.                             2,623  459,340             0.1%
*   Farmers Capital Bank Corp.                                   454   12,312             0.0%
    FBL Financial Group, Inc. Class A                            800   50,320             0.0%
*   FCB Financial Holdings, Inc. Class A                       1,700   60,452             0.0%
    Federal Agricultural Mortgage Corp. Class C                  638   18,732             0.0%
#   Federated Investors, Inc. Class B                          7,211  221,594             0.1%
#   Federated National Holding Co.                               700   21,550             0.0%
    Fidelity & Guaranty Life                                     706   18,850             0.0%
    Fidelity Southern Corp.                                    1,266   26,523             0.0%
    Fifth Third Bancorp                                        5,018   95,593             0.0%
#   Financial Engines, Inc.                                    1,086   34,926             0.0%
    Financial Institutions, Inc.                                 804   21,000             0.0%
*   First Acceptance Corp.                                     1,000    2,850             0.0%
#   First American Financial Corp.                             9,077  346,106             0.1%
*   First BanCorp(318672706)                                  14,889   56,429             0.0%
    First BanCorp(318910106)                                   1,698   31,464             0.0%
#   First Bancorp, Inc.                                          700   14,791             0.0%
    First Busey Corp.                                          1,709   35,667             0.0%
    First Business Financial Services, Inc.                      600   14,790             0.0%
*   First Cash Financial Services, Inc.                        1,039   39,638             0.0%
    First Citizens BancShares, Inc. Class A                      618  158,295             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                      SHARES   VALUE+   OF NET ASSETS**
                                                                      ------ ---------- ---------------
Financials -- (Continued)
            First Commonwealth Financial Corp.                         6,741 $   61,950             0.0%
            First Community Bancshares, Inc.                           1,200     23,076             0.0%
            First Connecticut Bancorp, Inc.                            1,375     23,898             0.0%
            First Defiance Financial Corp.                               822     31,483             0.0%
            First Financial Bancorp                                    4,701     90,635             0.0%
            First Financial Bankshares, Inc.                           1,900     63,194             0.0%
            First Financial Corp.                                        822     28,170             0.0%
            First Financial Northwest, Inc.                            1,300     16,315             0.0%
            First Horizon National Corp.                               7,840    111,171             0.0%
            First Interstate Bancsystem, Inc. Class A                  1,557     44,157             0.0%
            First Merchants Corp.                                      2,332     61,168             0.0%
            First Midwest Bancorp, Inc.                                5,625    100,237             0.0%
*           First NBC Bank Holding Co.                                   857     31,872             0.0%
            First Niagara Financial Group, Inc.                       21,047    217,836             0.1%
#           First of Long Island Corp. (The)                             970     26,937             0.0%
(degrees)*  First Place Financial Corp.                                  400         --             0.0%
            First Republic Bank                                        4,499    293,830             0.1%
            First South Bancorp, Inc.                                    200      1,602             0.0%
            FirstMerit Corp.                                           9,808    184,292             0.0%
*           Flagstar Bancorp, Inc.                                     3,739     83,155             0.0%
            Flushing Financial Corp.                                   2,393     50,349             0.0%
#           FNB Corp.                                                 10,547    142,068             0.0%
            FNF Group                                                  6,386    225,298             0.1%
*           FNFV Group                                                 2,128     23,919             0.0%
#*          Forestar Group, Inc.                                       2,548     36,054             0.0%
            Fox Chase Bancorp, Inc.                                      798     13,973             0.0%
            Franklin Resources, Inc.                                   7,870    320,781             0.1%
            Fulton Financial Corp.                                    16,398    220,061             0.1%
            Gain Capital Holdings, Inc.                                1,734     12,918             0.0%
            GAMCO Investors, Inc. Class A                                247     14,247             0.0%
*           Genworth Financial, Inc. Class A                          28,726    134,438             0.0%
#           German American Bancorp, Inc.                              1,054     33,022             0.0%
            Glacier Bancorp, Inc.                                      4,233    115,815             0.0%
*           Global Indemnity P.L.C.                                      850     24,149             0.0%
            Goldman Sachs Group, Inc. (The)                           10,005  1,875,937             0.4%
            Great Southern Bancorp, Inc.                               1,245     60,171             0.0%
#*          Green Dot Corp. Class A                                    2,421     44,885             0.0%
#           Greenhill & Co., Inc.                                      1,879     48,516             0.0%
*           Greenlight Capital Re, Ltd. Class A                        3,184     69,921             0.0%
#           Guaranty Bancorp                                           1,220     20,106             0.0%
*           Hallmark Financial Services, Inc.                          1,500     19,485             0.0%
#           Hancock Holding Co.                                        5,896    162,730             0.0%
            Hanmi Financial Corp.                                      2,758     70,329             0.0%
            Hanover Insurance Group, Inc. (The)                        3,142    264,713             0.1%
            Hartford Financial Services Group, Inc. (The)             16,605    768,147             0.2%
#           HCI Group, Inc.                                              700     30,527             0.0%
            Heartland Financial USA, Inc.                              1,635     60,233             0.0%
            Hennessy Advisors, Inc.                                      200      5,580             0.0%
            Heritage Commerce Corp.                                    1,641     17,362             0.0%
            Heritage Financial Corp.                                   2,174     40,045             0.0%
*           Heritage Insurance Holdings, Inc.                          1,534     33,932             0.0%
            Heritage Oaks Bancorp                                      1,022      9,004             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Financials -- (Continued)
    HFF, Inc. Class A                                          2,030 $   70,076             0.0%
*   Hilltop Holdings, Inc.                                     7,078    148,426             0.0%
    Home Bancorp, Inc.                                           196      4,974             0.0%
#   Home BancShares, Inc.                                      4,499    193,097             0.0%
*   HomeStreet, Inc.                                           1,700     35,581             0.0%
*   HomeTrust Bancshares, Inc.                                 1,696     32,122             0.0%
    Horace Mann Educators Corp.                                3,051    104,466             0.0%
    Horizon Bancorp                                              857     22,368             0.0%
#*  Howard Hughes Corp. (The)                                    137     16,930             0.0%
#   Huntington Bancshares, Inc.                                9,647    105,828             0.0%
    Iberiabank Corp.                                           3,298    199,958             0.1%
#   Independence Holding Co.                                     330      4,475             0.0%
#   Independent Bank Corp.                                     1,895     88,572             0.0%
#   Independent Bank Group, Inc.                               1,000     38,950             0.0%
    Interactive Brokers Group, Inc. Class A                    6,202    255,150             0.1%
    Intercontinental Exchange, Inc.                              700    176,680             0.0%
    International Bancshares Corp.                             4,914    132,432             0.0%
*   INTL. FCStone, Inc.                                        1,222     39,092             0.0%
    Invesco, Ltd.                                             11,286    374,357             0.1%
    Investment Technology Group, Inc.                          1,876     30,035             0.0%
    Investors Bancorp, Inc.                                   15,988    200,010             0.1%
#   Janus Capital Group, Inc.                                 11,300    175,489             0.0%
    Jones Lang LaSalle, Inc.                                   1,700    283,407             0.1%
    JPMorgan Chase & Co.                                      84,830  5,450,327             1.0%
*   KCG Holdings, Inc. Class A                                 5,718     71,418             0.0%
#   Kearny Financial Corp.                                     2,346     28,035             0.0%
    Kemper Corp.                                               4,189    149,631             0.0%
    Kennedy-Wilson Holdings, Inc.                              5,605    137,435             0.0%
    KeyCorp                                                   11,798    146,531             0.0%
#*  Ladenburg Thalmann Financial Services, Inc.                5,729     14,552             0.0%
    Lake Sunapee Bank Group                                      300      4,266             0.0%
    Lakeland Bancorp, Inc.                                     2,629     30,575             0.0%
    Lakeland Financial Corp.                                   1,200     53,916             0.0%
    LegacyTexas Financial Group, Inc.                          1,477     42,390             0.0%
    Legg Mason, Inc.                                           3,195    142,976             0.0%
#*  LendingTree, Inc.                                            572     69,418             0.0%
    Leucadia National Corp.                                    4,907     98,189             0.0%
    Lincoln National Corp.                                     3,281    175,566             0.0%
    Loews Corp.                                                7,573    276,112             0.1%
#   LPL Financial Holdings, Inc.                               6,742    287,209             0.1%
#   M&T Bank Corp.                                             2,981    357,273             0.1%
#   Maiden Holdings, Ltd.                                      4,672     72,650             0.0%
    MainSource Financial Group, Inc.                           1,500     32,460             0.0%
    Manning & Napier, Inc.                                     1,200      9,000             0.0%
*   Marcus & Millichap, Inc.                                   1,877     81,781             0.0%
*   Markel Corp.                                                 358    310,744             0.1%
    MarketAxess Holdings, Inc.                                 1,600    162,096             0.0%
    Marlin Business Services Corp.                               942     16,636             0.0%
    Marsh & McLennan Cos., Inc.                                8,045    448,428             0.1%
*   Maui Land & Pineapple Co., Inc.                              300      1,560             0.0%
    MB Financial, Inc.                                         4,602    148,368             0.0%
*   MBIA, Inc.                                                11,804     88,648             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES  VALUE+  OF NET ASSETS**
                                                              ------ -------- ---------------
Financials -- (Continued)
*   MBT Financial Corp.                                          319 $  2,013             0.0%
    McGraw Hill Financial, Inc.                               10,748  995,695             0.2%
    Mercantile Bank Corp.                                      1,200   26,472             0.0%
    Merchants Bancshares, Inc.                                   500   15,760             0.0%
#   Mercury General Corp.                                      3,303  178,395             0.0%
    Meridian Bancorp, Inc.                                     3,632   50,993             0.0%
    Meta Financial Group, Inc.                                   446   19,214             0.0%
    MetLife, Inc.                                             19,785  996,768             0.2%
    Metro Bancorp, Inc.                                        1,060   32,839             0.0%
#*  MGIC Investment Corp.                                      3,341   31,405             0.0%
    MidWestOne Financial Group, Inc.                             502   15,381             0.0%
#   Moelis & Co. Class A                                       1,034   30,482             0.0%
    Moody's Corp.                                              3,741  359,735             0.1%
    Morgan Stanley                                            25,425  838,262             0.2%
    Morningstar, Inc.                                          4,563  374,668             0.1%
    MSCI, Inc.                                                 3,734  250,178             0.1%
    Nasdaq, Inc.                                               3,471  200,936             0.1%
    National Bank Holdings Corp. Class A                       2,505   55,260             0.0%
#   National Bankshares, Inc.                                    229    7,477             0.0%
    National General Holdings Corp.                            5,103  100,580             0.0%
    National Interstate Corp.                                  1,387   39,807             0.0%
    National Penn Bancshares, Inc.                             8,514  102,509             0.0%
#*  Nationstar Mortgage Holdings, Inc.                           302    4,008             0.0%
    Navient Corp.                                             13,238  174,609             0.0%
*   Navigators Group, Inc. (The)                                 976   83,302             0.0%
    NBT Bancorp, Inc.                                          3,160   88,828             0.0%
    Nelnet, Inc. Class A                                       1,986   71,059             0.0%
#   New York Community Bancorp, Inc.                          13,735  226,902             0.1%
    NewBridge Bancorp                                          1,579   17,858             0.0%
*   NewStar Financial, Inc.                                    1,500   15,825             0.0%
*   Nicholas Financial, Inc.                                   1,083   14,382             0.0%
*   NMI Holdings, Inc. Class A                                   367    2,760             0.0%
    Northeast Community Bancorp, Inc.                            300    2,214             0.0%
    Northern Trust Corp.                                       6,152  433,039             0.1%
#   Northfield Bancorp, Inc.                                   2,004   30,701             0.0%
    Northrim BanCorp, Inc.                                       383   10,578             0.0%
    NorthStar Asset Management Group, Inc.                     3,894   56,969             0.0%
    Northwest Bancshares, Inc.                                 7,178   96,616             0.0%
    OceanFirst Financial Corp.                                 1,110   20,491             0.0%
*   Ocwen Financial Corp.                                      2,649   18,517             0.0%
    OFG Bancorp                                                2,401   22,113             0.0%
    Old National Bancorp.                                      8,795  123,130             0.0%
    Old Republic International Corp.                          15,141  273,144             0.1%
*   Old Second Bancorp, Inc.                                   1,941   13,005             0.0%
    OneBeacon Insurance Group, Ltd. Class A                    1,822   26,219             0.0%
    Oppenheimer Holdings, Inc. Class A                           950   17,433             0.0%
    Opus Bank                                                  1,244   46,339             0.0%
    Oritani Financial Corp.                                    3,375   53,730             0.0%
    Orrstown Financial Services, Inc.                            700   12,460             0.0%
    Pacific Continental Corp.                                  1,775   25,453             0.0%
*   Pacific Premier Bancorp, Inc.                              1,248   26,645             0.0%
    PacWest Bancorp                                            7,353  331,179             0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES  VALUE+  OF NET ASSETS**
                                                              ------ -------- ---------------
Financials -- (Continued)
    Park National Corp.                                          600 $ 54,432             0.0%
    Park Sterling Corp.                                        2,739   19,858             0.0%
    PartnerRe, Ltd.                                            3,305  459,395             0.1%
    Peapack Gladstone Financial Corp.                          1,169   26,431             0.0%
#   Penns Woods Bancorp, Inc.                                    200    8,910             0.0%
#*  PennyMac Financial Services, Inc. Class A                  1,783   29,491             0.0%
#   People's United Financial, Inc.                           18,538  295,681             0.1%
    Peoples Bancorp, Inc.                                      1,211   23,203             0.0%
    Peoples Financial Services Corp.                             100    4,072             0.0%
*   PHH Corp.                                                  2,035   29,914             0.0%
#*  Phoenix Cos., Inc. (The)                                     130    4,469             0.0%
*   PICO Holdings, Inc.                                        1,541   14,886             0.0%
    Pinnacle Financial Partners, Inc.                          1,879   98,873             0.0%
*   Piper Jaffray Cos.                                           400   14,228             0.0%
    PNC Financial Services Group, Inc. (The)                   3,991  360,228             0.1%
    Popular, Inc.                                              3,757  111,094             0.0%
#*  PRA Group, Inc.                                            5,106  279,809             0.1%
    Preferred Bank                                               857   28,375             0.0%
#   Primerica, Inc.                                            4,176  198,903             0.1%
    Principal Financial Group, Inc.                           12,986  651,378             0.1%
    PrivateBancorp, Inc.                                       5,785  241,987             0.1%
    ProAssurance Corp.                                         3,877  205,326             0.1%
    Progressive Corp. (The)                                   18,840  624,169             0.1%
#   Prosperity Bancshares, Inc.                                4,318  221,859             0.1%
    Provident Financial Services, Inc.                         5,012  101,844             0.0%
    Prudential Financial, Inc.                                 9,462  780,615             0.2%
    Radian Group, Inc.                                         1,600   23,152             0.0%
    Raymond James Financial, Inc.                              4,836  266,512             0.1%
#*  RCS Capital Corp. Class A                                    441      334             0.0%
*   Regional Management Corp.                                    466    7,600             0.0%
    Regions Financial Corp.                                   30,267  282,996             0.1%
    Reinsurance Group of America, Inc.                         2,667  240,670             0.1%
    RenaissanceRe Holdings, Ltd.                               2,605  285,586             0.1%
    Renasant Corp.                                             2,648   91,700             0.0%
    Republic Bancorp, Inc. Class A                             1,313   33,390             0.0%
#*  Republic First Bancorp, Inc.                                 200      778             0.0%
#   Resource America, Inc. Class A                               551    4,237             0.0%
    Riverview Bancorp, Inc.                                      100      472             0.0%
    RLI Corp.                                                  3,161  192,347             0.0%
    S&T Bancorp, Inc.                                          2,414   76,958             0.0%
#*  Safeguard Scientifics, Inc.                                1,249   22,170             0.0%
    Safety Insurance Group, Inc.                               1,779  103,093             0.0%
    Sandy Spring Bancorp, Inc.                                 2,604   71,610             0.0%
*   Santander Consumer USA Holdings, Inc.                      6,806  122,576             0.0%
*   Seacoast Banking Corp. of Florida                          2,339   36,208             0.0%
    SEI Investments Co.                                        6,267  324,756             0.1%
    Selective Insurance Group, Inc.                            4,534  165,446             0.0%
    ServisFirst Bancshares, Inc.                               1,370   58,061             0.0%
    SI Financial Group, Inc.                                     863   10,917             0.0%
    Sierra Bancorp                                               700   11,347             0.0%
*   Signature Bank                                             3,125  465,375             0.1%
#   Simmons First National Corp. Class A                       2,369  122,098             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Financials -- (Continued)
*   SLM Corp.                                                 28,176 $  198,923             0.1%
    South State Corp.                                          1,702    131,905             0.0%
    Southside Bancshares, Inc.                                 1,131     30,424             0.0%
    Southwest Bancorp, Inc.                                    1,400     23,674             0.0%
*   Springleaf Holdings, Inc.                                  5,757    270,061             0.1%
    StanCorp Financial Group, Inc.                             2,281    261,676             0.1%
#   State Auto Financial Corp.                                 3,125     74,531             0.0%
    State Bank Financial Corp.                                 2,853     61,054             0.0%
    State Street Corp.                                        11,295    779,355             0.2%
    Sterling Bancorp                                           9,138    140,634             0.0%
    Stewart Information Services Corp.                         1,909     76,685             0.0%
*   Stifel Financial Corp.                                     4,623    205,400             0.1%
#   Stock Yards Bancorp, Inc.                                  1,217     45,857             0.0%
    Suffolk Bancorp                                              720     21,521             0.0%
*   Sun Bancorp, Inc.                                          1,615     32,316             0.0%
    SunTrust Banks, Inc.                                      10,428    432,971             0.1%
*   SVB Financial Group                                        4,000    488,280             0.1%
    Symetra Financial Corp.                                    7,550    239,561             0.1%
    Synovus Financial Corp.                                    9,434    298,397             0.1%
    T Rowe Price Group, Inc.                                   4,991    377,419             0.1%
    Talmer Bancorp, Inc. Class A                               1,962     33,001             0.0%
    TCF Financial Corp.                                       11,458    176,339             0.0%
#   TD Ameritrade Holding Corp.                                5,711    196,858             0.0%
*   Tejon Ranch Co.                                            1,500     33,795             0.0%
    Territorial Bancorp, Inc.                                    868     24,200             0.0%
*   Texas Capital Bancshares, Inc.                             3,027    167,090             0.0%
    TFS Financial Corp.                                        9,209    161,710             0.0%
#   Tiptree Financial, Inc. Class A                            1,646     11,143             0.0%
#   Tompkins Financial Corp.                                   1,120     60,794             0.0%
    Torchmark Corp.                                            4,639    269,108             0.1%
    TowneBank                                                  2,786     59,788             0.0%
    Travelers Cos., Inc. (The)                                 8,016    904,926             0.2%
#   Trico Bancshares                                           1,567     41,306             0.0%
*   TriState Capital Holdings, Inc.                            1,600     19,984             0.0%
    TrustCo Bank Corp. NY                                      7,360     45,853             0.0%
#   Trustmark Corp.                                            5,670    136,250             0.0%
    U.S. Bancorp.                                             32,601  1,375,110             0.3%
#   UMB Financial Corp.                                        3,538    173,645             0.0%
#   Umpqua Holdings Corp.                                     15,795    263,776             0.1%
    Union Bankshares Corp.                                     3,218     80,611             0.0%
#   United Bankshares, Inc.                                    4,961    196,208             0.0%
    United Community Banks, Inc.                               4,066     81,971             0.0%
#   United Community Financial Corp.                           4,149     22,737             0.0%
    United Financial Bancorp, Inc.                             4,153     53,906             0.0%
    United Fire Group, Inc.                                    2,230     82,934             0.0%
#   United Insurance Holdings Corp.                              845     13,959             0.0%
#   Universal Insurance Holdings, Inc.                         3,417    107,806             0.0%
    Univest Corp. of Pennsylvania                              1,622     31,937             0.0%
    Unum Group                                                 5,900    204,435             0.1%
    Validus Holdings, Ltd.                                     4,829    213,925             0.1%
#   Valley National Bancorp                                   15,043    157,951             0.0%
#   Virtus Investment Partners, Inc.                             305     35,697             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE+    OF NET ASSETS**
                                                              ------ ----------- ---------------
Financials -- (Continued)
    Voya Financial, Inc.                                       3,718 $   150,839             0.0%
#   Waddell & Reed Financial, Inc. Class A                     3,597     132,873             0.0%
*   Walker & Dunlop, Inc.                                      2,284      66,259             0.0%
    Washington Federal, Inc.                                   4,465     111,357             0.0%
#   Washington Trust Bancorp, Inc.                               760      29,488             0.0%
    Waterstone Financial, Inc.                                   768      10,230             0.0%
    Webster Financial Corp.                                    2,805     104,065             0.0%
    Wells Fargo & Co.                                         92,340   4,999,288             0.9%
    WesBanco, Inc.                                             1,859      60,696             0.0%
    West BanCorp., Inc.                                          300       5,928             0.0%
#   Westamerica Bancorporation                                   618      27,322             0.0%
*   Western Alliance Bancorp                                   3,896     139,282             0.0%
    Westfield Financial, Inc.                                    900       7,020             0.0%
    Westwood Holdings Group, Inc.                                171       9,935             0.0%
    Willis Group Holdings P.L.C.                               3,274     146,053             0.0%
    Wilshire Bancorp, Inc.                                     3,891      41,595             0.0%
    Wintrust Financial Corp.                                   3,282     165,708             0.0%
#   WisdomTree Investments, Inc.                               1,900      36,537             0.0%
#*  World Acceptance Corp.                                       400      15,252             0.0%
#   WR Berkley Corp.                                           2,547     142,199             0.0%
#   WSFS Financial Corp.                                       1,479      46,988             0.0%
    XL Group P.L.C.                                            5,566     211,953             0.1%
#   Yadkin Financial Corp.                                     2,068      48,701             0.0%
#   Zions Bancorporation                                       3,659     105,269             0.0%
                                                                     -----------            ----
Total Financials                                                      82,962,277            15.4%
                                                                     -----------            ----
Health Care -- (10.2%)
    Abaxis, Inc.                                                 400      20,084             0.0%
    Abbott Laboratories                                       16,745     750,176             0.2%
    AbbVie, Inc.                                              21,341   1,270,857             0.2%
*   ABIOMED, Inc.                                                600      44,196             0.0%
#*  Acadia Healthcare Co., Inc.                                2,656     163,105             0.0%
*   ACADIA Pharmaceuticals, Inc.                               1,290      44,918             0.0%
    Aceto Corp.                                                1,462      44,094             0.0%
*   Acorda Therapeutics, Inc.                                  1,202      43,320             0.0%
*   Addus HomeCare Corp.                                         500      12,490             0.0%
#*  Adeptus Health, Inc. Class A                                 300      19,467             0.0%
    Aetna, Inc.                                                9,231   1,059,534             0.2%
*   Affymetrix, Inc.                                           1,997      18,372             0.0%
    Agilent Technologies, Inc.                                12,179     459,879             0.1%
#*  Air Methods Corp.                                          3,949     161,633             0.0%
#*  Akorn, Inc.                                                4,620     123,539             0.0%
#*  Albany Molecular Research, Inc.                              956      17,246             0.0%
*   Alere, Inc.                                                4,703     216,902             0.1%
*   Alexion Pharmaceuticals, Inc.                              1,529     269,104             0.1%
#*  Align Technology, Inc.                                     4,578     299,676             0.1%
*   Alkermes P.L.C.                                            1,483     106,657             0.0%
*   Allergan P.L.C.                                            7,203   2,221,909             0.4%
*   Alliance HealthCare Services, Inc.                           600       5,076             0.0%
*   Allscripts Healthcare Solutions, Inc.                     10,304     144,874             0.0%
*   Almost Family, Inc.                                          816      33,766             0.0%
#*  Alnylam Pharmaceuticals, Inc.                                926      79,590             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Health Care -- (Continued)
#*  AMAG Pharmaceuticals, Inc.                                    80 $    3,200             0.0%
#*  Amedisys, Inc.                                             1,824     72,194             0.0%
    Amgen, Inc.                                               10,074  1,593,505             0.3%
*   AMN Healthcare Services, Inc.                              3,611    102,444             0.0%
*   Amphastar Pharmaceuticals, Inc.                              900     10,656             0.0%
*   Amsurg Corp.                                               4,668    327,180             0.1%
#*  Anacor Pharmaceuticals, Inc.                                 600     67,446             0.0%
    Analogic Corp.                                               622     54,500             0.0%
*   AngioDynamics, Inc.                                        1,935     24,342             0.0%
*   Anika Therapeutics, Inc.                                   1,295     49,883             0.0%
    Anthem, Inc.                                              10,074  1,401,797             0.3%
#*  athenahealth, Inc.                                           965    147,114             0.0%
#   Atrion Corp.                                                 122     45,018             0.0%
    Baxalta, Inc.                                             10,103    348,149             0.1%
    Baxter International, Inc.                                10,903    407,663             0.1%
    Becton Dickinson and Co.                                   3,422    487,703             0.1%
*   Bio-Rad Laboratories, Inc. Class A                         1,402    195,551             0.0%
    Bio-Techne Corp.                                           1,600    141,120             0.0%
*   Biogen, Inc.                                               5,573  1,619,012             0.3%
*   BioMarin Pharmaceutical, Inc.                                900    105,336             0.0%
*   Biospecifics Technologies Corp.                              300     17,523             0.0%
*   BioTelemetry, Inc.                                         1,340     17,447             0.0%
*   Bluebird Bio, Inc.                                           600     46,278             0.0%
*   Boston Scientific Corp.                                    6,874    125,657             0.0%
*   Bovie Medical Corp.                                          300        570             0.0%
    Bristol-Myers Squibb Co.                                  12,931    852,799             0.2%
#*  Brookdale Senior Living, Inc.                              5,023    105,031             0.0%
*   Bruker Corp.                                               5,740    105,444             0.0%
*   Cambrex Corp.                                              1,613     74,150             0.0%
    Cantel Medical Corp.                                       2,159    127,986             0.0%
#*  Capital Senior Living Corp.                                2,074     46,914             0.0%
    Cardinal Health, Inc.                                      6,023    495,091             0.1%
*   Catalent, Inc.                                             9,489    252,218             0.1%
*   Celgene Corp.                                             22,807  2,798,647             0.5%
*   Centene Corp.                                              3,800    226,024             0.1%
#*  Cepheid                                                      758     25,317             0.0%
*   Cerner Corp.                                               2,922    193,699             0.0%
*   Charles River Laboratories International, Inc.             3,104    202,505             0.0%
#   Chemed Corp.                                               1,400    220,206             0.1%
    Cigna Corp.                                                5,598    750,356             0.2%
*   Clovis Oncology, Inc.                                        300     29,973             0.0%
*   Community Health Systems, Inc.                            12,083    338,807             0.1%
#   Computer Programs & Systems, Inc.                            373     14,178             0.0%
#   CONMED Corp.                                               1,261     51,146             0.0%
#   Cooper Cos., Inc. (The)                                    1,104    168,205             0.0%
*   Corvel Corp.                                               1,394     46,281             0.0%
    CR Bard, Inc.                                              1,954    364,128             0.1%
*   Cross Country Healthcare, Inc.                               700      9,450             0.0%
    CryoLife, Inc.                                               900      9,486             0.0%
*   Cumberland Pharmaceuticals, Inc.                             290      1,798             0.0%
*   Cutera, Inc.                                                 527      7,151             0.0%
#*  Cynosure, Inc. Class A                                     1,426     53,675             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Health Care -- (Continued)
*   DaVita HealthCare Partners, Inc.                           5,423 $  420,337             0.1%
    DENTSPLY International, Inc.                               3,014    183,402             0.0%
#*  Depomed, Inc.                                              2,388     41,790             0.0%
*   DexCom, Inc.                                               1,770    147,476             0.0%
#*  Dyax Corp.                                                 1,400     38,542             0.0%
*   Edwards Lifesciences Corp.                                 2,500    392,875             0.1%
    Eli Lilly & Co.                                           10,835    883,811             0.2%
#*  Emergent Biosolutions, Inc.                                2,307     74,170             0.0%
*   Endo International P.L.C.                                  5,309    318,487             0.1%
    Ensign Group, Inc. (The)                                   1,771     74,665             0.0%
*   Envision Healthcare Holdings, Inc.                         4,227    119,201             0.0%
*   Enzo Biochem, Inc.                                           646      2,403             0.0%
*   Exactech, Inc.                                               860     14,646             0.0%
#*  ExamWorks Group, Inc.                                      1,745     49,279             0.0%
*   Express Scripts Holding Co.                               16,674  1,440,300             0.3%
*   Five Star Quality Care, Inc.                               1,814      5,932             0.0%
#*  Genesis Healthcare, Inc.                                     700      3,472             0.0%
    Gilead Sciences, Inc.                                     34,200  3,698,046             0.7%
#*  Globus Medical, Inc. Class A                               5,401    120,712             0.0%
*   Greatbatch, Inc.                                           1,602     85,627             0.0%
*   Haemonetics Corp.                                          2,827     95,496             0.0%
#*  Halyard Health, Inc.                                       2,080     61,734             0.0%
*   Hanger, Inc.                                               2,216     31,955             0.0%
#*  Harvard Bioscience, Inc.                                     600      1,764             0.0%
*   HCA Holdings, Inc.                                         4,690    322,625             0.1%
*   Health Net, Inc.                                           3,580    230,051             0.1%
    HealthSouth Corp.                                          7,038    245,134             0.1%
*   HealthStream, Inc.                                         2,377     56,596             0.0%
#*  Healthways, Inc.                                           2,091     24,611             0.0%
*   Henry Schein, Inc.                                         1,951    295,986             0.1%
    Hill-Rom Holdings, Inc.                                    2,879    151,695             0.0%
*   HMS Holdings Corp.                                         2,917     30,716             0.0%
*   Hologic, Inc.                                              6,769    263,043             0.1%
#*  Horizon Pharma P.L.C.                                      2,580     40,558             0.0%
    Humana, Inc.                                               5,109    912,621             0.2%
*   ICU Medical, Inc.                                            660     72,580             0.0%
#*  IDEXX Laboratories, Inc.                                   3,310    227,132             0.1%
*   Illumina, Inc.                                             2,476    354,761             0.1%
#*  Impax Laboratories, Inc.                                   2,328     80,619             0.0%
*   IMS Health Holdings, Inc.                                  6,828    185,858             0.0%
#*  Incyte Corp.                                               4,210    494,801             0.1%
*   Inogen, Inc.                                                 407     17,395             0.0%
#*  Insys Therapeutics, Inc.                                     800     20,608             0.0%
*   Integra LifeSciences Holdings Corp.                        2,083    124,084             0.0%
#*  Intercept Pharmaceuticals, Inc.                              190     29,868             0.0%
#*  Intrexon Corp.                                             1,800     60,480             0.0%
*   Intuitive Surgical, Inc.                                     400    198,640             0.0%
    Invacare Corp.                                             2,314     39,986             0.0%
*   IPC Healthcare, Inc.                                         573     44,981             0.0%
#*  Isis Pharmaceuticals, Inc.                                   680     32,742             0.0%
#*  Jazz Pharmaceuticals P.L.C.                                  700     96,096             0.0%
    Johnson & Johnson                                         51,055  5,158,087             1.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                      SHARES   VALUE+   OF NET ASSETS**
                                                                      ------ ---------- ---------------
Health Care -- (Continued)
#           Kindred Healthcare, Inc.                                   3,963 $   53,104             0.0%
*           Kite Pharma, Inc.                                            800     54,440             0.0%
*           Laboratory Corp. of America Holdings                       4,085    501,393             0.1%
#           Landauer, Inc.                                               260     10,267             0.0%
#*          Lannett Co., Inc.                                          1,459     65,319             0.0%
            LeMaitre Vascular, Inc.                                      500      6,660             0.0%
#*          Lexicon Pharmaceuticals, Inc.                              1,383     13,152             0.0%
*           LHC Group, Inc.                                            1,389     62,595             0.0%
*           LifePoint Hospitals, Inc.                                  3,301    227,373             0.1%
#*          Ligand Pharmaceuticals, Inc.                                 900     81,315             0.0%
#*          Lipocine, Inc.                                             1,313     15,704             0.0%
            LivaNova P.L.C.                                            2,202    145,949             0.0%
#*          Luminex Corp.                                              2,267     41,259             0.0%
*           Magellan Health, Inc.                                      1,604     85,654             0.0%
*           Mallinckrodt P.L.C.                                        2,864    188,079             0.0%
*           Masimo Corp.                                               3,381    134,158             0.0%
            McKesson Corp.                                             6,233  1,114,460             0.2%
#*          MedAssets, Inc.                                            3,651     86,456             0.0%
(degrees)*  Medcath Corp.                                                117         --             0.0%
#*          Medicines Co. (The)                                        1,638     56,085             0.0%
*           Medivation, Inc.                                           4,056    170,595             0.0%
#*          MEDNAX, Inc.                                               4,005    282,232             0.1%
            Medtronic P.L.C.                                          27,122  2,004,858             0.4%
            Merck & Co., Inc.                                         22,700  1,240,782             0.2%
#           Meridian Bioscience, Inc.                                  2,617     49,749             0.0%
*           Merit Medical Systems, Inc.                                2,570     47,648             0.0%
*           Mettler-Toledo International, Inc.                           700    217,693             0.1%
#*          Molina Healthcare, Inc.                                    3,436    213,032             0.1%
*           Momenta Pharmaceuticals, Inc.                              1,446     23,729             0.0%
*           Mylan NV                                                   7,719    340,331             0.1%
#*          Myriad Genetics, Inc.                                      4,099    165,477             0.0%
#           National Healthcare Corp.                                  1,016     66,325             0.0%
            National Research Corp. Class A                              799     12,249             0.0%
*           Natus Medical, Inc.                                        1,182     53,816             0.0%
#*          Nektar Therapeutics                                        3,100     36,797             0.0%
*           Neogen Corp.                                               1,149     62,103             0.0%
*           Neurocrine Biosciences, Inc.                                 800     39,272             0.0%
#*          NewLink Genetics Corp.                                       185      7,080             0.0%
*           NuVasive, Inc.                                             2,687    126,719             0.0%
*           Omnicell, Inc.                                             1,493     40,610             0.0%
#*          Opko Health, Inc.                                          2,150     20,318             0.0%
#*          OraSure Technologies, Inc.                                 2,225     11,570             0.0%
*           Orthofix International NV                                  1,149     39,123             0.0%
#           Owens & Minor, Inc.                                        4,714    168,997             0.0%
*           PAREXEL International Corp.                                3,755    237,016             0.1%
#           Patterson Cos., Inc.                                       5,719    271,081             0.1%
*           PDI, Inc.                                                    200        326             0.0%
            PDL BioPharma, Inc.                                        4,450     20,381             0.0%
            PerkinElmer, Inc.                                          2,810    145,108             0.0%
            Perrigo Co. P.L.C.                                         1,193    188,184             0.0%
            Pfizer, Inc.                                              14,889    503,546             0.1%
*           PharMerica Corp.                                           1,613     46,083             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Health Care -- (Continued)
#   Phibro Animal Health Corp. Class A                           765 $   25,520             0.0%
#*  Pozen, Inc.                                                  739      4,323             0.0%
#*  Premier, Inc. Class A                                      1,418     47,943             0.0%
*   Prestige Brands Holdings, Inc.                             3,700    181,337             0.0%
#*  Progenics Pharmaceuticals, Inc.                              924      6,782             0.0%
*   Providence Service Corp. (The)                             1,121     57,900             0.0%
#   Quality Systems, Inc.                                      2,967     41,686             0.0%
    Quest Diagnostics, Inc.                                    8,073    548,560             0.1%
#*  Quidel Corp.                                               1,116     21,450             0.0%
*   Quintiles Transnational Holdings, Inc.                     2,893    184,139             0.0%
#*  RadNet, Inc.                                               2,195     14,509             0.0%
*   Regeneron Pharmaceuticals, Inc.                              854    476,011             0.1%
*   Repligen Corp.                                               989     32,874             0.0%
#   ResMed, Inc.                                               3,176    182,969             0.0%
#*  Rigel Pharmaceuticals, Inc.                                2,420      6,147             0.0%
*   RTI Surgical, Inc.                                         2,790     11,732             0.0%
#*  Sagent Pharmaceuticals, Inc.                                 600     10,086             0.0%
*   SciClone Pharmaceuticals, Inc.                             1,491     11,361             0.0%
#*  SeaSpine Holdings Corp.                                      521      7,857             0.0%
#*  Seattle Genetics, Inc.                                       992     41,158             0.0%
#   Select Medical Holdings Corp.                              8,340     94,242             0.0%
#*  Sequenom, Inc.                                             3,215      5,626             0.0%
    Simulations Plus, Inc.                                       345      2,826             0.0%
*   Sirona Dental Systems, Inc.                                3,100    338,303             0.1%
#*  Spectrum Pharmaceuticals, Inc.                             1,060      5,523             0.0%
    St Jude Medical, Inc.                                      6,976    445,139             0.1%
#   STERIS Corp.                                               3,672    275,216             0.1%
    Stryker Corp.                                              5,609    536,333             0.1%
#*  Sucampo Pharmaceuticals, Inc. Class A                      1,184     22,922             0.0%
#*  Supernus Pharmaceuticals, Inc.                             2,351     38,792             0.0%
*   Surgical Care Affiliates, Inc.                             2,351     69,613             0.0%
*   SurModics, Inc.                                              714     15,230             0.0%
*   Symmetry Surgical, Inc.                                      426      3,621             0.0%
*   Taro Pharmaceutical Industries, Ltd.                       1,162    168,746             0.0%
*   Team Health Holdings, Inc.                                 3,051    182,053             0.0%
#   Teleflex, Inc.                                             1,737    231,021             0.1%
#*  Tenet Healthcare Corp.                                     7,979    250,301             0.1%
*   Theravance Biopharma, Inc.                                   474      7,086             0.0%
    Thermo Fisher Scientific, Inc.                             4,806    628,529             0.1%
*   Triple-S Management Corp. Class B                          1,400     28,826             0.0%
*   Ultragenyx Pharmaceutical, Inc.                              500     49,675             0.0%
*   United Therapeutics Corp.                                  1,215    178,155             0.0%
    UnitedHealth Group, Inc.                                  27,170  3,200,083             0.6%
#   Universal American Corp.                                   5,509     41,097             0.0%
    Universal Health Services, Inc. Class B                    3,493    426,460             0.1%
#   US Physical Therapy, Inc.                                    644     31,595             0.0%
#   Utah Medical Products, Inc.                                  200     11,794             0.0%
*   Varian Medical Systems, Inc.                               4,194    329,355             0.1%
*   Vascular Solutions, Inc.                                     600     19,272             0.0%
*   VCA, Inc.                                                  4,571    250,354             0.1%
#*  Veeva Systems, Inc. Class A                                1,888     47,899             0.0%
*   Vertex Pharmaceuticals, Inc.                               1,170    145,946             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE+    OF NET ASSETS**
                                                              ------ ----------- ---------------
Health Care -- (Continued)
*   Waters Corp.                                               1,800 $   230,040             0.1%
*   WellCare Health Plans, Inc.                                1,800     159,480             0.0%
#   West Pharmaceutical Services, Inc.                         3,700     222,037             0.1%
*   Wright Medical Group NV                                    1,890      36,534             0.0%
*   Zafgen, Inc.                                                  13         125             0.0%
    Zimmer Biomet Holdings, Inc.                               1,244     130,085             0.0%
    Zoetis, Inc.                                              15,188     653,236             0.1%
                                                                     -----------            ----
Total Health Care                                                     61,954,659            11.5%
                                                                     -----------            ----
Industrials -- (12.1%)
    3M Co.                                                     7,358   1,156,751             0.2%
    AAON, Inc.                                                 4,498      92,074             0.0%
    AAR Corp.                                                  2,026      45,970             0.0%
    ABM Industries, Inc.                                       2,900      82,360             0.0%
#   Acacia Research Corp.                                      1,906      12,694             0.0%
*   ACCO Brands Corp.                                          9,501      76,673             0.0%
#   Actuant Corp. Class A                                      3,519      80,233             0.0%
    Acuity Brands, Inc.                                        1,393     304,510             0.1%
#   ADT Corp. (The)                                           13,122     433,551             0.1%
    Advanced Drainage Systems, Inc.                              638      20,046             0.0%
#*  Advisory Board Co. (The)                                   1,184      51,895             0.0%
#*  AECOM                                                      9,641     284,120             0.1%
*   Aegion Corp.                                               1,353      26,099             0.0%
#*  Aerojet Rocketdyne Holdings, Inc.                          2,475      41,927             0.0%
#*  Aerovironment, Inc.                                        2,565      59,175             0.0%
#   AGCO Corp.                                                 8,746     423,219             0.1%
#   Air Lease Corp.                                           11,157     376,102             0.1%
*   Air Transport Services Group, Inc.                         2,498      24,455             0.0%
    Alamo Group, Inc.                                            659      30,920             0.0%
#   Alaska Air Group, Inc.                                     4,146     316,133             0.1%
    Albany International Corp. Class A                         1,547      58,121             0.0%
    Allegiant Travel Co.                                         500      98,725             0.0%
    Allegion P.L.C.                                            4,586     298,870             0.1%
    Allied Motion Technologies, Inc.                             833      16,069             0.0%
    Allison Transmission Holdings, Inc.                       12,260     351,862             0.1%
#   Altra Industrial Motion Corp.                              1,881      49,771             0.0%
    AMERCO                                                     1,073     435,971             0.1%
#*  Ameresco, Inc. Class A                                     2,446      15,850             0.0%
    American Airlines Group, Inc.                             15,649     723,297             0.1%
#   American Railcar Industries, Inc.                            800      46,176             0.0%
#   American Science & Engineering, Inc.                         600      22,488             0.0%
*   American Woodmark Corp.                                    1,300      94,510             0.0%
    AMETEK, Inc.                                               5,321     291,697             0.1%
    AO Smith Corp.                                             3,965     304,591             0.1%
    Apogee Enterprises, Inc.                                   2,000      99,060             0.0%
#   Applied Industrial Technologies, Inc.                      2,674     110,463             0.0%
*   ARC Document Solutions, Inc.                               3,255      20,246             0.0%
    ArcBest Corp.                                                843      21,834             0.0%
    Argan, Inc.                                                1,589      58,714             0.0%
#*  Armstrong World Industries, Inc.                           4,181     207,461             0.0%
    Astec Industries, Inc.                                     1,409      45,793             0.0%
*   Astronics Corp.                                            1,487      56,223             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Industrials -- (Continued)
*   Astronics Corp. Class B                                      223 $    8,309             0.0%
*   Atlas Air Worldwide Holdings, Inc.                         1,053     43,426             0.0%
*   Avis Budget Group, Inc.                                    6,056    302,437             0.1%
#   AZZ, Inc.                                                  1,609     89,026             0.0%
#   B/E Aerospace, Inc.                                        2,100     98,595             0.0%
*   Babcock & Wilcox Enterprises, Inc.                         1,999     33,943             0.0%
    Barnes Group, Inc.                                         3,167    119,048             0.0%
    Barrett Business Services, Inc.                              297     14,547             0.0%
*   Beacon Roofing Supply, Inc.                                2,797     98,986             0.0%
*   Blount International, Inc.                                 3,178     19,290             0.0%
#   Boeing Co. (The)                                          18,957  2,806,963             0.5%
    Brady Corp. Class A                                        2,826     64,292             0.0%
*   Breeze-Eastern Corp.                                         600     12,240             0.0%
#   Briggs & Stratton Corp.                                    3,119     55,425             0.0%
    Brink's Co. (The)                                          3,532    109,421             0.0%
#*  Builders FirstSource, Inc.                                 7,162     84,655             0.0%
    BWX Technologies, Inc.                                     3,998    113,143             0.0%
*   CAI International, Inc.                                    1,625     18,883             0.0%
    Carlisle Cos., Inc.                                        3,542    308,154             0.1%
*   Casella Waste Systems, Inc. Class A                          900      5,463             0.0%
#   Caterpillar, Inc.                                         16,249  1,186,015             0.2%
*   CBIZ, Inc.                                                 3,591     38,603             0.0%
    CDI Corp.                                                  1,400     11,200             0.0%
    CEB, Inc.                                                  2,178    162,827             0.0%
    Ceco Environmental Corp.                                   1,938     17,287             0.0%
    Celadon Group, Inc.                                        1,152     16,681             0.0%
#   CH Robinson Worldwide, Inc.                                2,598    180,249             0.0%
#*  Chart Industries, Inc.                                     1,706     29,326             0.0%
#   Chicago Bridge & Iron Co. NV                               6,454    289,591             0.1%
    Cintas Corp.                                               1,900    176,871             0.0%
    CIRCOR International, Inc.                                   820     37,654             0.0%
    Civeo Corp.                                                4,836      8,995             0.0%
#   CLARCOR, Inc.                                              3,353    167,181             0.0%
#*  Clean Harbors, Inc.                                        2,162    100,511             0.0%
#*  Colfax Corp.                                               5,140    138,574             0.0%
    Columbus McKinnon Corp.                                    1,099     20,540             0.0%
    Comfort Systems USA, Inc.                                  3,055     97,546             0.0%
*   Commercial Vehicle Group, Inc.                             3,334     13,869             0.0%
*   Continental Building Products, Inc.                        2,342     41,149             0.0%
#   Copa Holdings SA Class A                                     900     45,468             0.0%
*   Copart, Inc.                                               7,468    270,416             0.1%
#   Covanta Holding Corp.                                      4,497     75,370             0.0%
*   Covenant Transportation Group, Inc. Class A                1,200     23,160             0.0%
*   CPI Aerostructures, Inc.                                     300      2,550             0.0%
*   CRA International, Inc.                                      400      9,360             0.0%
    Crane Co.                                                  3,519    185,240             0.0%
    CSX Corp.                                                 12,700    342,773             0.1%
    Cubic Corp.                                                2,656    119,122             0.0%
    Cummins, Inc.                                              7,716    798,683             0.2%
    Curtiss-Wright Corp.                                       3,482    242,208             0.1%
    Danaher Corp.                                              5,694    531,307             0.1%
#   Deere & Co.                                               11,084    864,552             0.2%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Industrials -- (Continued)
    Delta Air Lines, Inc.                                      11,360 $  577,542             0.1%
    Deluxe Corp.                                                5,958    354,799             0.1%
*   DigitalGlobe, Inc.                                          6,038     90,147             0.0%
#   Donaldson Co., Inc.                                        10,653    321,721             0.1%
    Douglas Dynamics, Inc.                                      2,265     49,694             0.0%
    Dover Corp.                                                 4,321    278,402             0.1%
*   Ducommun, Inc.                                                591     12,789             0.0%
    Dun & Bradstreet Corp. (The)                                2,282    259,851             0.1%
*   DXP Enterprises, Inc.                                         600     18,156             0.0%
#*  Dycom Industries, Inc.                                      3,727    283,587             0.1%
    Dynamic Materials Corp.                                       497      3,544             0.0%
    Eaton Corp. P.L.C.                                          8,426    471,098             0.1%
#*  Echo Global Logistics, Inc.                                   662     15,749             0.0%
    EMCOR Group, Inc.                                           4,907    236,910             0.1%
    Emerson Electric Co.                                       24,941  1,177,963             0.2%
    Encore Wire Corp.                                           1,684     72,025             0.0%
#*  Energy Recovery, Inc.                                         975      6,991             0.0%
    EnerSys                                                     2,500    152,475             0.0%
    Engility Holdings, Inc.                                     1,529     49,219             0.0%
    Ennis, Inc.                                                 2,132     42,704             0.0%
    EnPro Industries, Inc.                                        900     44,199             0.0%
    Equifax, Inc.                                               2,700    287,739             0.1%
    ESCO Technologies, Inc.                                     1,689     62,645             0.0%
    Essendant, Inc.                                             3,805    131,539             0.0%
*   Esterline Technologies Corp.                                1,897    146,164             0.0%
    Expeditors International of Washington, Inc.                5,800    288,782             0.1%
#   Exponent, Inc.                                              1,800     92,538             0.0%
#   Fastenal Co.                                                7,833    306,740             0.1%
    Federal Signal Corp.                                        7,457    112,302             0.0%
    FedEx Corp.                                                 4,158    648,856             0.1%
#   Flowserve Corp.                                             2,400    111,264             0.0%
    Fluor Corp.                                                 3,089    147,685             0.0%
    Fortune Brands Home & Security, Inc.                        4,795    250,922             0.1%
    Forward Air Corp.                                           1,100     49,896             0.0%
*   Franklin Covey Co.                                          1,000     17,130             0.0%
#   Franklin Electric Co., Inc.                                 1,962     64,668             0.0%
    FreightCar America, Inc.                                      400      7,272             0.0%
*   FTI Consulting, Inc.                                        2,907     98,867             0.0%
*   Furmanite Corp.                                             1,258      8,743             0.0%
    G&K Services, Inc. Class A                                  1,309     86,158             0.0%
#   GATX Corp.                                                  3,897    181,990             0.0%
*   Gencor Industries, Inc.                                       300      2,904             0.0%
#*  Generac Holdings, Inc.                                      4,514    142,462             0.0%
#   General Cable Corp.                                         2,583     39,752             0.0%
    General Dynamics Corp.                                      5,879    873,502             0.2%
    General Electric Co.                                      167,606  4,847,166             0.9%
*   Genesee & Wyoming, Inc. Class A                             1,200     80,520             0.0%
*   Gibraltar Industries, Inc.                                  2,794     70,744             0.0%
    Global Brass & Copper Holdings, Inc.                        1,600     35,984             0.0%
#   Gorman-Rupp Co. (The)                                         875     25,016             0.0%
*   GP Strategies Corp.                                           904     22,681             0.0%
#   Graco, Inc.                                                 4,607    338,154             0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES  VALUE+  OF NET ASSETS**
                                                              ------ -------- ---------------
Industrials -- (Continued)
    Graham Corp.                                                 488 $  8,281             0.0%
    Granite Construction, Inc.                                 2,580   84,727             0.0%
*   Great Lakes Dredge & Dock Corp.                            5,214   20,856             0.0%
#   Greenbrier Cos., Inc. (The)                                1,486   56,527             0.0%
#   Griffon Corp.                                              1,955   33,587             0.0%
    H&E Equipment Services, Inc.                               1,296   25,026             0.0%
    Harsco Corp.                                               1,803   19,346             0.0%
*   Hawaiian Holdings, Inc.                                    2,800   97,160             0.0%
*   HD Supply Holdings, Inc.                                   8,405  250,385             0.1%
#   Healthcare Services Group, Inc.                            1,300   48,438             0.0%
#   Heartland Express, Inc.                                    4,293   80,837             0.0%
    HEICO Corp.                                                2,385  120,299             0.0%
    HEICO Corp. Class A                                        3,598  157,161             0.0%
    Heidrick & Struggles International, Inc.                   1,316   34,953             0.0%
*   Heritage-Crystal Clean, Inc.                                 670    7,986             0.0%
    Herman Miller, Inc.                                        4,931  156,461             0.0%
*   Hertz Global Holdings, Inc.                               48,170  939,315             0.2%
#   Hexcel Corp.                                               8,556  396,314             0.1%
*   Hill International, Inc.                                   1,100    3,718             0.0%
    Hillenbrand, Inc.                                          2,258   66,995             0.0%
#   HNI Corp.                                                  3,430  147,284             0.0%
    Honeywell International, Inc.                              5,606  578,988             0.1%
    Houston Wire & Cable Co.                                     600    3,720             0.0%
*   Hub Group, Inc. Class A                                    1,731   69,205             0.0%
#   Hubbell, Inc. Class A                                        100   11,817             0.0%
    Hubbell, Inc. Class B                                      1,587  153,701             0.0%
*   Hudson Global, Inc.                                          800    1,848             0.0%
    Huntington Ingalls Industries, Inc.                        4,201  503,868             0.1%
    Hurco Cos., Inc.                                             600   16,122             0.0%
*   Huron Consulting Group, Inc.                               1,621   78,294             0.0%
    Hyster-Yale Materials Handling, Inc.                         900   52,668             0.0%
*   ICF International, Inc.                                    1,064   32,633             0.0%
    IDEX Corp.                                                 4,548  349,104             0.1%
*   IHS, Inc. Class A                                          1,200  143,448             0.0%
    Illinois Tool Works, Inc.                                  8,214  755,195             0.2%
    Ingersoll-Rand P.L.C.                                      8,375  496,303             0.1%
#*  InnerWorkings, Inc.                                        4,200   31,416             0.0%
*   Innovative Solutions & Support, Inc.                         300      750             0.0%
    Insperity, Inc.                                            1,809   84,046             0.0%
    Insteel Industries, Inc.                                   1,094   23,401             0.0%
*   Integrated Electrical Services, Inc.                         364    2,573             0.0%
    Interface, Inc.                                            3,596   70,302             0.0%
    ITT Corp.                                                  6,052  239,538             0.1%
*   Jacobs Engineering Group, Inc.                             8,715  349,820             0.1%
    JB Hunt Transport Services, Inc.                           2,800  213,836             0.1%
*   JetBlue Airways Corp.                                     17,345  430,850             0.1%
    John Bean Technologies Corp.                               1,991   89,316             0.0%
#   Kaman Corp.                                                2,370   92,169             0.0%
    Kansas City Southern                                       3,500  289,660             0.1%
    KAR Auction Services, Inc.                                 9,555  366,912             0.1%
    KBR, Inc.                                                  5,160   95,150             0.0%
    Kelly Services, Inc. Class A                               3,001   47,416             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Industrials -- (Continued)
#   Kennametal, Inc.                                           4,612 $  129,689             0.0%
    Kforce, Inc.                                               2,428     68,251             0.0%
    Kimball International, Inc. Class B                        3,379     36,899             0.0%
*   Kirby Corp.                                                1,683    109,883             0.0%
*   KLX, Inc.                                                  2,601    101,725             0.0%
#   Knight Transportation, Inc.                                7,082    180,024             0.0%
    Knoll, Inc.                                                3,652     84,872             0.0%
    Korn/Ferry International                                   2,539     92,343             0.0%
#*  Kratos Defense & Security Solutions, Inc.                  3,982     19,870             0.0%
    L-3 Communications Holdings, Inc.                          2,690    340,016             0.1%
#   Landstar System, Inc.                                      2,375    149,720             0.0%
*   Lawson Products, Inc.                                        196      5,098             0.0%
#*  Layne Christensen Co.                                        712      4,514             0.0%
    LB Foster Co. Class A                                        400      5,892             0.0%
    Lennox International, Inc.                                 2,471    328,174             0.1%
    Lincoln Electric Holdings, Inc.                            5,500    328,955             0.1%
#   Lindsay Corp.                                                550     37,279             0.0%
*   LMI Aerospace, Inc.                                        1,400     14,686             0.0%
    Lockheed Martin Corp.                                      7,523  1,653,781             0.3%
    LS Starrett Co. (The) Class A                                  1         12             0.0%
    LSI Industries, Inc.                                       1,800     19,332             0.0%
*   Lydall, Inc.                                               1,100     37,653             0.0%
    Manitowoc Co., Inc. (The)                                  7,468    114,260             0.0%
    Manpowergroup, Inc.                                        3,820    350,600             0.1%
    Marten Transport, Ltd.                                     2,006     32,878             0.0%
    Masco Corp.                                                9,396    272,484             0.1%
*   MasTec, Inc.                                               6,247    104,762             0.0%
    Matson, Inc.                                               2,515    115,262             0.0%
    Matthews International Corp. Class A                       1,331     76,839             0.0%
    McGrath RentCorp                                           1,621     48,711             0.0%
*   Meritor, Inc.                                              6,187     67,253             0.0%
*   Middleby Corp. (The)                                       4,136    483,664             0.1%
    Miller Industries, Inc.                                      400      9,072             0.0%
*   Mistras Group, Inc.                                        1,585     29,988             0.0%
#   Mobile Mini, Inc.                                          2,964    101,487             0.0%
*   Moog, Inc. Class A                                         3,247    200,535             0.0%
#*  MRC Global, Inc.                                           2,847     33,879             0.0%
    MSA Safety, Inc.                                           3,349    145,615             0.0%
#   MSC Industrial Direct Co., Inc. Class A                    3,214    201,743             0.0%
    Mueller Industries, Inc.                                   3,900    122,928             0.0%
    Mueller Water Products, Inc. Class A                      11,394    100,267             0.0%
#   Multi-Color Corp.                                          1,452    113,024             0.0%
*   MYR Group, Inc.                                            1,912     43,020             0.0%
#   National Presto Industries, Inc.                             235     20,692             0.0%
*   Navigant Consulting, Inc.                                  3,171     54,541             0.0%
*   NCI Building Systems, Inc.                                 1,174     12,280             0.0%
    Nielsen Holdings P.L.C.                                   10,512    499,425             0.1%
#   NN, Inc.                                                   1,925     26,565             0.0%
#   Nordson Corp.                                              4,775    340,171             0.1%
    Norfolk Southern Corp.                                       934     74,748             0.0%
#*  Nortek, Inc.                                                 454     27,853             0.0%
    Northrop Grumman Corp.                                     4,000    751,000             0.2%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES  VALUE+  OF NET ASSETS**
                                                              ------ -------- ---------------
Industrials -- (Continued)
#*  NOW, Inc.                                                    675 $ 11,144             0.0%
*   NV5 Holdings, Inc.                                           353    8,218             0.0%
*   Old Dominion Freight Line, Inc.                            3,500  216,790             0.1%
#   Omega Flex, Inc.                                              93    3,845             0.0%
*   On Assignment, Inc.                                        3,288  148,322             0.0%
    Orbital ATK, Inc.                                          3,390  290,252             0.1%
#*  Orion Energy Systems, Inc.                                   600    1,086             0.0%
*   Orion Marine Group, Inc.                                   1,426    5,576             0.0%
#   Oshkosh Corp.                                              5,419  222,667             0.1%
    Owens Corning                                              5,980  272,269             0.1%
#   PACCAR, Inc.                                              11,249  592,260             0.1%
*   PAM Transportation Services, Inc.                            297   10,606             0.0%
    Park-Ohio Holdings Corp.                                     300   10,350             0.0%
#   Parker-Hannifin Corp.                                      5,000  523,500             0.1%
*   Patrick Industries, Inc.                                   1,165   47,276             0.0%
#   Pentair P.L.C.                                             9,636  538,845             0.1%
#*  PGT, Inc.                                                  5,154   62,157             0.0%
#   Pitney Bowes, Inc.                                        15,470  319,456             0.1%
#*  Ply Gem Holdings, Inc.                                     3,027   35,779             0.0%
    Powell Industries, Inc.                                      550   18,326             0.0%
#*  PowerSecure International, Inc.                              800    9,968             0.0%
    Precision Castparts Corp.                                  1,684  388,684             0.1%
    Preformed Line Products Co.                                  300   12,750             0.0%
#   Primoris Services Corp.                                    3,951   78,704             0.0%
#*  Proto Labs, Inc.                                             768   49,797             0.0%
    Quad/Graphics, Inc.                                          969   12,500             0.0%
    Quanex Building Products Corp.                             2,124   40,080             0.0%
#*  Quanta Services, Inc.                                     11,833  237,962             0.1%
*   Radiant Logistics, Inc.                                    3,283   13,034             0.0%
#   Raven Industries, Inc.                                     3,179   57,890             0.0%
    Raytheon Co.                                               6,382  749,247             0.2%
*   RBC Bearings, Inc.                                           938   64,150             0.0%
    Regal Beloit Corp.                                         2,716  173,254             0.0%
#*  Republic Airways Holdings, Inc.                            2,233   12,862             0.0%
    Republic Services, Inc.                                   10,800  472,392             0.1%
    Resources Connection, Inc.                                 1,538   27,607             0.0%
*   Rexnord Corp.                                              6,884  127,216             0.0%
*   Roadrunner Transportation Systems, Inc.                    2,213   23,546             0.0%
    Robert Half International, Inc.                            4,756  250,451             0.1%
#   Rockwell Automation, Inc.                                  6,236  680,722             0.1%
    Rockwell Collins, Inc.                                     6,158  534,022             0.1%
#   Rollins, Inc.                                             14,021  376,043             0.1%
    Roper Technologies, Inc.                                   2,692  501,654             0.1%
*   RPX Corp.                                                  4,018   57,216             0.0%
#   RR Donnelley & Sons Co.                                   24,266  409,367             0.1%
#*  Rush Enterprises, Inc. Class A                             2,387   58,195             0.0%
    Ryder System, Inc.                                         3,698  265,442             0.1%
#*  Saia, Inc.                                                 1,000   23,610             0.0%
#*  Sensata Technologies Holding NV                            2,755  132,488             0.0%
    Simpson Manufacturing Co., Inc.                            2,517   95,596             0.0%
#   SkyWest, Inc.                                              2,171   41,336             0.0%
*   SL Industries, Inc.                                          100    3,350             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Industrials -- (Continued)
    Snap-on, Inc.                                              2,327 $  386,026             0.1%
#*  SolarCity Corp.                                            2,019     59,863             0.0%
    Southwest Airlines Co.                                    24,471  1,132,763             0.2%
*   SP Plus Corp.                                              1,056     26,928             0.0%
*   Sparton Corp.                                                743     17,483             0.0%
*   Spirit Aerosystems Holdings, Inc. Class A                  5,304    279,733             0.1%
*   Spirit Airlines, Inc.                                      1,986     73,720             0.0%
    SPX Corp.                                                  2,340     28,665             0.0%
*   SPX FLOW, Inc.                                             2,340     79,326             0.0%
    Standex International Corp.                                  721     64,688             0.0%
    Stanley Black & Decker, Inc.                               7,498    794,638             0.2%
    Steelcase, Inc. Class A                                    6,036    117,159             0.0%
*   Stericycle, Inc.                                           1,176    142,731             0.0%
*   Sterling Construction Co., Inc.                              400      1,548             0.0%
#*  Stock Building Supply Holdings, Inc.                       1,156     19,976             0.0%
    Sun Hydraulics Corp.                                       1,689     49,471             0.0%
#*  Swift Transportation Co.                                   1,965     30,713             0.0%
    TAL International Group, Inc.                              1,901     32,241             0.0%
#*  Taser International, Inc.                                  1,400     32,774             0.0%
*   Team, Inc.                                                 1,268     44,380             0.0%
*   Teledyne Technologies, Inc.                                2,675    238,690             0.1%
    Tennant Co.                                                1,238     71,705             0.0%
    Terex Corp.                                                5,091    102,125             0.0%
    Tetra Tech, Inc.                                           4,157    111,823             0.0%
#   Textainer Group Holdings, Ltd.                             1,838     35,951             0.0%
    Textron, Inc.                                              7,953    335,378             0.1%
*   Thermon Group Holdings, Inc.                               1,745     35,092             0.0%
    Timken Co. (The)                                           2,900     91,640             0.0%
    Titan International, Inc.                                  2,616     18,574             0.0%
*   Titan Machinery, Inc.                                      1,000     12,230             0.0%
    Toro Co. (The)                                             2,549    191,863             0.0%
    Towers Watson & Co. Class A                                2,455    303,340             0.1%
*   TransDigm Group, Inc.                                      1,600    351,760             0.1%
*   TRC Cos., Inc.                                             1,800     18,594             0.0%
#*  Trex Co., Inc.                                             1,611     62,942             0.0%
*   Trimas Corp.                                               2,669     53,407             0.0%
#*  TriNet Group, Inc.                                         1,903     36,119             0.0%
    Trinity Industries, Inc.                                  12,200    330,254             0.1%
    Triumph Group, Inc.                                        3,797    176,864             0.0%
*   TrueBlue, Inc.                                             2,673     77,437             0.0%
*   Tutor Perini Corp.                                         3,132     52,555             0.0%
    Twin Disc, Inc.                                              900     10,602             0.0%
    Tyco International P.L.C.                                  5,907    215,251             0.1%
*   Ultralife Corp.                                              200      1,356             0.0%
    UniFirst Corp.                                               600     63,042             0.0%
    Union Pacific Corp.                                       17,292  1,545,040             0.3%
*   United Continental Holdings, Inc.                          5,548    334,600             0.1%
    United Parcel Service, Inc. Class B                       12,256  1,262,613             0.2%
*   United Rentals, Inc.                                       5,371    402,073             0.1%
    United Technologies Corp.                                 22,503  2,214,520             0.4%
    Universal Forest Products, Inc.                            1,525    110,761             0.0%
    Universal Truckload Services, Inc.                           537      8,581             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE+    OF NET ASSETS**
                                                              ------ ----------- ---------------
Industrials -- (Continued)
    US Ecology, Inc.                                           1,543 $    60,501             0.0%
#*  USG Corp.                                                  5,037     118,722             0.0%
*   UTi Worldwide, Inc.                                        2,500      17,825             0.0%
    Valmont Industries, Inc.                                   1,366     148,129             0.0%
*   Vectrus, Inc.                                                488      12,137             0.0%
*   Verisk Analytics, Inc.                                     2,566     183,751             0.0%
#*  Veritiv Corp.                                                676      28,392             0.0%
*   Versar, Inc.                                                 489       1,594             0.0%
    Viad Corp.                                                 1,559      46,942             0.0%
#*  Vicor Corp.                                                  600       5,796             0.0%
*   Volt Information Sciences, Inc.                              500       4,310             0.0%
#   VSE Corp.                                                    151       8,676             0.0%
#*  Wabash National Corp.                                      3,046      36,461             0.0%
*   WABCO Holdings, Inc.                                       2,200     246,906             0.1%
#   Wabtec Corp.                                               2,500     207,175             0.0%
    Waste Connections, Inc.                                    6,168     336,033             0.1%
    Waste Management, Inc.                                     4,100     220,416             0.1%
    Watsco, Inc.                                               2,318     285,184             0.1%
    Watts Water Technologies, Inc. Class A                     1,600      87,104             0.0%
    Werner Enterprises, Inc.                                   3,591      95,018             0.0%
*   Wesco Aircraft Holdings, Inc.                              2,574      32,072             0.0%
#*  WESCO International, Inc.                                  2,706     132,405             0.0%
    West Corp.                                                 4,224     100,573             0.0%
*   Willis Lease Finance Corp.                                    78       1,217             0.0%
#   Woodward, Inc.                                             4,332     197,106             0.0%
#   WW Grainger, Inc.                                          2,644     555,240             0.1%
#*  Xerium Technologies, Inc.                                    741      10,004             0.0%
#*  XPO Logistics, Inc.                                        2,194      60,905             0.0%
    Xylem, Inc.                                                8,518     310,140             0.1%
                                                                     -----------            ----
Total Industrials                                                     74,034,313            13.7%
                                                                     -----------            ----
Information Technology -- (16.4%)
#*  3D Systems Corp.                                           1,800      18,108             0.0%
    Accenture P.L.C. Class A                                  17,081   1,831,083             0.3%
*   ACI Worldwide, Inc.                                        8,043     192,630             0.0%
#   Activision Blizzard, Inc.                                 21,576     749,982             0.1%
*   Actua Corp.                                                2,813      38,960             0.0%
*   Acxiom Corp.                                               4,272      94,497             0.0%
*   Adobe Systems, Inc.                                        6,089     539,851             0.1%
    ADTRAN, Inc.                                               2,743      42,599             0.0%
*   Advanced Energy Industries, Inc.                           2,110      59,671             0.0%
#*  Agilysys, Inc.                                               761       8,653             0.0%
#*  Akamai Technologies, Inc.                                  3,632     220,898             0.0%
#*  Alliance Data Systems Corp.                                1,980     588,674             0.1%
    Alliance Fiber Optic Products, Inc.                          836      11,378             0.0%
*   Alpha & Omega Semiconductor, Ltd.                            749       6,651             0.0%
*   Alphabet, Inc. Class A                                     3,413   2,516,712             0.5%
*   Alphabet, Inc. Class C                                     3,618   2,571,711             0.5%
    Altera Corp.                                               4,995     262,487             0.1%
    Amdocs, Ltd.                                               4,795     285,638             0.1%
    American Software, Inc. Class A                              400       4,092             0.0%
*   Amkor Technology, Inc.                                    12,116      75,362             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Information Technology -- (Continued)
    Amphenol Corp. Class A                                     8,004 $  433,977             0.1%
    Analog Devices, Inc.                                       5,587    335,890             0.1%
*   Anixter International, Inc.                                1,957    134,211             0.0%
#*  ANSYS, Inc.                                                2,037    194,146             0.0%
    Apple, Inc.                                               67,780  8,099,710             1.5%
    Applied Materials, Inc.                                   15,282    256,279             0.1%
#*  Arista Networks, Inc.                                      1,800    116,118             0.0%
*   ARRIS Group, Inc.                                          8,907    251,712             0.1%
*   Arrow Electronics, Inc.                                    4,168    229,198             0.0%
#*  Aspen Technology, Inc.                                     5,128    212,248             0.0%
#   Atmel Corp.                                                8,102     61,575             0.0%
#*  Autodesk, Inc.                                             4,404    243,057             0.1%
    Automatic Data Processing, Inc.                           13,922  1,211,075             0.2%
    Avago Technologies, Ltd.                                   3,000    369,390             0.1%
*   AVG Technologies NV                                        5,557    131,701             0.0%
*   Avid Technology, Inc.                                      3,011     25,443             0.0%
    Avnet, Inc.                                                6,862    311,741             0.1%
#   AVX Corp.                                                  2,139     28,877             0.0%
*   Aware, Inc.                                                  500      1,615             0.0%
*   Axcelis Technologies, Inc.                                 4,567     12,788             0.0%
#   Badger Meter, Inc.                                           965     58,460             0.0%
#*  Bankrate, Inc.                                             4,669     55,421             0.0%
#*  Barracuda Networks, Inc.                                   1,192     22,863             0.0%
    Bel Fuse, Inc. Class B                                       378      6,815             0.0%
    Belden, Inc.                                               1,290     82,599             0.0%
*   Benchmark Electronics, Inc.                                1,618     32,004             0.0%
    Black Box Corp.                                              500      6,105             0.0%
    Blackbaud, Inc.                                            2,134    133,780             0.0%
*   Blackhawk Network Holdings, Inc.                           2,838    120,842             0.0%
*   Blucora, Inc.                                              2,803     27,469             0.0%
    Booz Allen Hamilton Holding Corp.                          8,245    242,898             0.1%
#*  Bottomline Technologies de, Inc.                             953     26,379             0.0%
    Broadcom Corp. Class A                                     5,815    298,891             0.1%
    Broadridge Financial Solutions, Inc.                       5,823    346,934             0.1%
#*  BroadSoft, Inc.                                              357     11,413             0.0%
    Brocade Communications Systems, Inc.                      38,957    405,932             0.1%
    Brooks Automation, Inc.                                    6,174     68,161             0.0%
    CA, Inc.                                                  28,004    775,991             0.2%
*   Cabot Microelectronics Corp.                               1,568     66,123             0.0%
*   CACI International, Inc. Class A                           2,243    217,661             0.0%
*   Cadence Design Systems, Inc.                              10,720    238,198             0.1%
*   CalAmp Corp.                                               2,300     43,608             0.0%
*   Calix, Inc.                                                4,547     31,784             0.0%
*   Carbonite, Inc.                                              800      8,096             0.0%
#*  Cardtronics, Inc.                                          4,679    161,426             0.0%
*   Cascade Microtech, Inc.                                      640      9,805             0.0%
#   Cass Information Systems, Inc.                               442     23,055             0.0%
#*  Cavium, Inc.                                                 682     48,388             0.0%
    CDK Global, Inc.                                           4,240    211,110             0.0%
    CDW Corp.                                                 10,909    487,523             0.1%
*   Ceva, Inc.                                                   819     19,140             0.0%
    Checkpoint Systems, Inc.                                   1,612     12,058             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Information Technology -- (Continued)
*   CIBER, Inc.                                                 6,692 $   23,890             0.0%
#*  Ciena Corp.                                                11,091    267,737             0.1%
*   Cimpress NV                                                 1,887    148,884             0.0%
#*  Cirrus Logic, Inc.                                          4,227    130,318             0.0%
    Cisco Systems, Inc.                                       135,143  3,898,876             0.7%
*   Citrix Systems, Inc.                                        3,279    269,206             0.1%
#*  Clearfield, Inc.                                              600      8,418             0.0%
    Cognex Corp.                                                3,178    119,493             0.0%
*   Cognizant Technology Solutions Corp. Class A                6,030    410,703             0.1%
*   Coherent, Inc.                                              1,200     65,040             0.0%
    Cohu, Inc.                                                  1,323     16,657             0.0%
*   CommScope Holding Co., Inc.                                10,139    328,808             0.1%
    Communications Systems, Inc.                                  300      2,433             0.0%
*   CommVault Systems, Inc.                                     1,101     44,613             0.0%
    Computer Sciences Corp.                                     4,804    319,898             0.1%
    Computer Task Group, Inc.                                     610      4,392             0.0%
    Comtech Telecommunications Corp.                            1,053     25,440             0.0%
*   Constant Contact, Inc.                                        624     16,286             0.0%
#   Convergys Corp.                                             4,549    116,773             0.0%
*   CoreLogic, Inc.                                             6,293    245,301             0.1%
    Corning, Inc.                                              13,735    255,471             0.1%
*   CoStar Group, Inc.                                            883    179,311             0.0%
*   Covisint Corp.                                              1,348      2,844             0.0%
#*  Cray, Inc.                                                  1,325     39,260             0.0%
#*  Cree, Inc.                                                  4,020    101,264             0.0%
    CSG Systems International, Inc.                             2,340     78,437             0.0%
#   CTS Corp.                                                     685     12,453             0.0%
#   Cypress Semiconductor Corp.                                 6,527     68,795             0.0%
#   Daktronics, Inc.                                            2,457     23,833             0.0%
*   Datalink Corp.                                                687      5,015             0.0%
*   DHI Group, Inc.                                             7,201     65,169             0.0%
#   Diebold, Inc.                                               6,574    242,383             0.1%
*   Digi International, Inc.                                      815     10,514             0.0%
#*  Digimarc Corp.                                                127      2,852             0.0%
*   Diodes, Inc.                                                1,728     39,571             0.0%
#   Dolby Laboratories, Inc. Class A                            3,417    118,467             0.0%
*   DSP Group, Inc.                                               910      9,191             0.0%
    DST Systems, Inc.                                           2,110    257,736             0.1%
*   DTS, Inc.                                                     453     13,481             0.0%
    EarthLink Holdings Corp.                                    7,054     60,312             0.0%
*   eBay, Inc.                                                 25,364    707,656             0.1%
#   Ebix, Inc.                                                    960     26,621             0.0%
*   EchoStar Corp. Class A                                      4,509    202,138             0.0%
    Electro Rent Corp.                                          1,904     19,764             0.0%
    Electro Scientific Industries, Inc.                         1,011      4,721             0.0%
*   Electronic Arts, Inc.                                       5,820    419,447             0.1%
*   Electronics for Imaging, Inc.                               3,109    144,382             0.0%
#*  Ellie Mae, Inc.                                               755     55,100             0.0%
    EMC Corp.                                                  50,541  1,325,185             0.3%
*   Emcore Corp.                                                1,184      8,099             0.0%
#*  Endurance International Group Holdings, Inc.                  476      6,345             0.0%
#*  EnerNOC, Inc.                                               1,220      9,565             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Information Technology -- (Continued)
*   Entegris, Inc.                                             9,013 $  115,637             0.0%
#*  Envestnet, Inc.                                              690     20,603             0.0%
*   EPAM Systems, Inc.                                         2,595    200,723             0.0%
    Epiq Systems, Inc.                                         2,009     27,724             0.0%
*   ePlus, Inc.                                                  400     33,768             0.0%
*   Euronet Worldwide, Inc.                                    2,376    190,650             0.0%
*   Everi Holdings, Inc.                                       4,600     21,528             0.0%
*   Everyday Health, Inc.                                        827      7,774             0.0%
*   Exar Corp.                                                 2,220     12,632             0.0%
*   ExlService Holdings, Inc.                                  1,571     69,532             0.0%
*   Extreme Networks, Inc.                                     2,741      9,840             0.0%
*   F5 Networks, Inc.                                          2,319    255,554             0.1%
*   Fabrinet                                                   1,414     30,641             0.0%
*   Facebook, Inc. Class A                                    23,773  2,424,133             0.5%
    Fair Isaac Corp.                                           2,000    184,740             0.0%
*   Fairchild Semiconductor International, Inc.                3,440     57,379             0.0%
#*  FARO Technologies, Inc.                                      400     13,516             0.0%
#   FEI Co.                                                    1,700    122,723             0.0%
    Fidelity National Information Services, Inc.               7,645    557,473             0.1%
#*  Finisar Corp.                                              7,234     82,251             0.0%
#*  FireEye, Inc.                                              3,394     88,753             0.0%
*   First Solar, Inc.                                          4,864    277,588             0.1%
*   Fiserv, Inc.                                               8,561    826,222             0.2%
*   FleetCor Technologies, Inc.                                2,464    356,935             0.1%
    FLIR Systems, Inc.                                         9,194    245,204             0.1%
*   FormFactor, Inc.                                           3,147     25,931             0.0%
    Forrester Research, Inc.                                     600     19,362             0.0%
*   Fortinet, Inc.                                             3,205    110,124             0.0%
*   Freescale Semiconductor, Ltd.                              2,500     83,725             0.0%
*   Gartner, Inc.                                              2,505    227,128             0.0%
*   Genpact, Ltd.                                             10,349    256,448             0.1%
    Global Payments, Inc.                                      7,119    971,103             0.2%
*   GSI Group, Inc.                                            1,252     16,915             0.0%
#*  GSI Technology, Inc.                                         381      1,608             0.0%
*   GTT Communications, Inc.                                   1,500     28,080             0.0%
*   Guidewire Software, Inc.                                   2,400    139,752             0.0%
    Hackett Group, Inc. (The)                                  1,600     23,808             0.0%
*   Harmonic, Inc.                                             5,753     33,137             0.0%
    Harris Corp.                                               4,102    324,591             0.1%
    Heartland Payment Systems, Inc.                            3,440    254,560             0.1%
#*  HomeAway, Inc.                                             2,300     72,588             0.0%
    HP, Inc.                                                  78,686  2,121,375             0.4%
    IAC/InterActiveCorp                                        4,200    281,442             0.1%
*   ID Systems, Inc.                                             400      1,408             0.0%
*   II-VI, Inc.                                                2,733     49,522             0.0%
#*  Infinera Corp.                                             4,606     91,015             0.0%
    Ingram Micro, Inc. Class A                                 7,734    230,319             0.0%
*   Innodata, Inc.                                               400        944             0.0%
*   Inphi Corp.                                                    6        179             0.0%
*   Insight Enterprises, Inc.                                  1,499     38,075             0.0%
*   Integrated Device Technology, Inc.                         3,464     88,332             0.0%
    Integrated Silicon Solution, Inc.                            700     15,736             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Information Technology -- (Continued)
    Intel Corp.                                               30,213 $1,023,012             0.2%
#   InterDigital, Inc.                                         2,800    142,072             0.0%
*   Internap Corp.                                             4,575     30,927             0.0%
    International Business Machines Corp.                     22,739  3,185,279             0.6%
    Intersil Corp. Class A                                     5,929     80,338             0.0%
#*  Intevac, Inc.                                                500      2,450             0.0%
*   IntraLinks Holdings, Inc.                                  2,900     25,375             0.0%
    Intuit, Inc.                                               6,500    633,295             0.1%
#*  IPG Photonics Corp.                                        2,807    231,914             0.1%
*   Itron, Inc.                                                1,479     54,324             0.0%
*   Ixia                                                       5,511     79,414             0.0%
    IXYS Corp.                                                 1,534     19,114             0.0%
#   j2 Global, Inc.                                            2,659    206,205             0.0%
#   Jabil Circuit, Inc.                                       16,053    368,898             0.1%
    Jack Henry & Associates, Inc.                              3,359    259,785             0.1%
    Juniper Networks, Inc.                                    11,506    361,173             0.1%
*   Kemet Corp.                                                  318        884             0.0%
*   Key Tronic Corp.                                             334      2,782             0.0%
*   Keysight Technologies, Inc.                                7,523    248,861             0.1%
*   Kimball Electronics, Inc.                                    851      9,693             0.0%
    KLA-Tencor Corp.                                           3,676    246,733             0.1%
#*  Knowles Corp.                                              2,836     47,248             0.0%
*   Kopin Corp.                                                1,468      3,920             0.0%
*   Kulicke & Soffa Industries, Inc.                           3,312     35,107             0.0%
*   KVH Industries, Inc.                                         799      7,830             0.0%
    Lam Research Corp.                                         5,038    385,860             0.1%
#*  Lattice Semiconductor Corp.                                7,926     36,301             0.0%
    Leidos Holdings, Inc.                                      5,482    288,189             0.1%
#   Lexmark International, Inc. Class A                        5,125    166,511             0.0%
*   Limelight Networks, Inc.                                   4,380      8,935             0.0%
    Linear Technology Corp.                                    5,574    247,597             0.1%
*   LinkedIn Corp. Class A                                       791    190,528             0.0%
*   Lionbridge Technologies, Inc.                              4,810     25,926             0.0%
*   Liquidity Services, Inc.                                   1,504     12,318             0.0%
    Littelfuse, Inc.                                           1,305    130,409             0.0%
#*  Lumentum Holdings, Inc.                                    2,409     34,545             0.0%
#*  M/A-COM Technology Solutions Holdings, Inc.                3,440    116,066             0.0%
#*  Magnachip Semiconductor Corp.                              1,541      8,152             0.0%
*   Manhattan Associates, Inc.                                 3,103    226,054             0.0%
    ManTech International Corp. Class A                        1,887     54,534             0.0%
    Marchex, Inc. Class B                                        700      3,024             0.0%
    Marvell Technology Group, Ltd.                            13,097    107,526             0.0%
    MasterCard, Inc. Class A                                  23,236  2,300,132             0.4%
*   Mattson Technology, Inc.                                   2,642      6,182             0.0%
    Maxim Integrated Products, Inc.                            6,639    272,066             0.1%
    MAXIMUS, Inc.                                              4,044    275,801             0.1%
*   MaxLinear, Inc. Class A                                      492      6,396             0.0%
    Mentor Graphics Corp.                                      8,875    241,400             0.1%
*   Mercury Systems, Inc.                                      1,795     30,802             0.0%
    Mesa Laboratories, Inc.                                      200     22,370             0.0%
    Methode Electronics, Inc.                                  1,700     56,661             0.0%
#   Microchip Technology, Inc.                                 5,382    259,897             0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Information Technology -- (Continued)
#*  Micron Technology, Inc.                                    32,511 $  538,382             0.1%
*   Microsemi Corp.                                             5,291    190,529             0.0%
    Microsoft Corp.                                           187,789  9,885,213             1.8%
*   MicroStrategy, Inc. Class A                                   569     97,908             0.0%
    MKS Instruments, Inc.                                       3,714    130,881             0.0%
#*  ModusLink Global Solutions, Inc.                            3,900     11,271             0.0%
*   MoneyGram International, Inc.                               3,613     36,527             0.0%
    Monolithic Power Systems, Inc.                                810     50,560             0.0%
    Monotype Imaging Holdings, Inc.                             1,550     42,377             0.0%
#*  Monster Worldwide, Inc.                                     9,144     57,333             0.0%
    Motorola Solutions, Inc.                                    4,427    309,757             0.1%
#   MTS Systems Corp.                                             834     55,069             0.0%
*   Multi-Fineline Electronix, Inc.                               722     13,415             0.0%
*   Nanometrics, Inc.                                           1,227     18,749             0.0%
    National Instruments Corp.                                  7,563    230,445             0.1%
    NCI, Inc. Class A                                             353      5,486             0.0%
*   NCR Corp.                                                   8,224    218,758             0.0%
#*  NeoPhotonics Corp.                                          1,671     13,819             0.0%
    NetApp, Inc.                                               13,631    463,454             0.1%
*   NETGEAR, Inc.                                               2,877    119,108             0.0%
*   Netscout Systems, Inc.                                      3,028    108,614             0.0%
#*  NetSuite, Inc.                                                849     72,224             0.0%
#*  NeuStar, Inc. Class A                                       2,061     56,039             0.0%
*   Newport Corp.                                               1,890     28,558             0.0%
    NIC, Inc.                                                   3,023     57,346             0.0%
*   Nuance Communications, Inc.                                18,805    319,121             0.1%
    NVE Corp.                                                     200     11,858             0.0%
    NVIDIA Corp.                                               26,341    747,294             0.1%
*   OmniVision Technologies, Inc.                               1,293     37,329             0.0%
*   ON Semiconductor Corp.                                     22,004    242,044             0.1%
    Oracle Corp.                                               69,987  2,718,295             0.5%
*   OSI Systems, Inc.                                           1,045     90,058             0.0%
*   Palo Alto Networks, Inc.                                      600     96,600             0.0%
*   PAR Technology Corp.                                          300      1,578             0.0%
    Park Electrochemical Corp.                                  1,224     20,000             0.0%
#   Paychex, Inc.                                              12,362    637,632             0.1%
#*  Paycom Software, Inc.                                       2,222     84,458             0.0%
*   PayPal Holdings, Inc.                                      23,364    841,338             0.2%
    PC Connection, Inc.                                         1,860     43,226             0.0%
*   PDF Solutions, Inc.                                           992     10,476             0.0%
    Pegasystems, Inc.                                           4,265    118,951             0.0%
*   Perceptron, Inc.                                              200      1,590             0.0%
*   Perficient, Inc.                                            2,324     38,857             0.0%
    Pericom Semiconductor Corp.                                 1,200     20,940             0.0%
*   PFSweb, Inc.                                                  864     13,841             0.0%
*   Photronics, Inc.                                            4,728     45,342             0.0%
*   Planet Payment, Inc.                                        5,317     15,951             0.0%
    Plantronics, Inc.                                           3,128    167,723             0.0%
*   Plexus Corp.                                                2,186     75,679             0.0%
*   PMC-Sierra, Inc.                                            7,989     95,229             0.0%
*   Polycom, Inc.                                               8,034    110,709             0.0%
    Power Integrations, Inc.                                      724     36,642             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Information Technology -- (Continued)
*   PRGX Global, Inc.                                            400 $    1,500             0.0%
*   Progress Software Corp.                                    2,823     68,542             0.0%
*   PTC, Inc.                                                  5,460    193,502             0.0%
    QAD, Inc. Class A                                            555     14,175             0.0%
*   QLogic Corp.                                               6,373     79,025             0.0%
*   Qorvo, Inc.                                                3,393    149,054             0.0%
    QUALCOMM, Inc.                                            25,086  1,490,610             0.3%
*   QuinStreet, Inc.                                           1,510      8,381             0.0%
*   Rackspace Hosting, Inc.                                   11,575    299,214             0.1%
*   Radisys Corp.                                                732      1,881             0.0%
#*  Rambus, Inc.                                               4,500     46,440             0.0%
*   RealD, Inc.                                                2,214     22,516             0.0%
*   Red Hat, Inc.                                              4,004    316,756             0.1%
    Reis, Inc.                                                   500     12,170             0.0%
*   RetailMeNot, Inc.                                          1,837     16,147             0.0%
    Richardson Electronics, Ltd.                                 500      3,000             0.0%
*   Rofin-Sinar Technologies, Inc.                             2,226     64,465             0.0%
*   Rogers Corp.                                                 881     40,984             0.0%
*   Rosetta Stone, Inc.                                        1,153      7,587             0.0%
#*  Rovi Corp.                                                 5,069     46,381             0.0%
#*  Ruckus Wireless, Inc.                                      2,623     29,587             0.0%
*   Rudolph Technologies, Inc.                                 2,447     31,297             0.0%
    Sabre Corp.                                                5,000    146,600             0.0%
*   salesforce.com, Inc.                                       7,907    614,453             0.1%
    SanDisk Corp.                                              4,328    333,256             0.1%
*   Sanmina Corp.                                              5,967    123,338             0.0%
*   ScanSource, Inc.                                           1,575     54,353             0.0%
    Science Applications International Corp.                   3,702    169,774             0.0%
*   SciQuest, Inc.                                               700      8,302             0.0%
#*  Seachange International, Inc.                              2,700     17,469             0.0%
#   Seagate Technology P.L.C.                                  6,300    239,778             0.1%
*   Semtech Corp.                                                991     17,343             0.0%
*   ServiceNow, Inc.                                           1,300    106,145             0.0%
#*  ServiceSource International, Inc.                          5,005     21,371             0.0%
*   ShoreTel, Inc.                                             2,672     25,224             0.0%
*   Sigma Designs, Inc.                                        1,300     11,453             0.0%
*   Silicon Laboratories, Inc.                                 2,323    116,080             0.0%
    Skyworks Solutions, Inc.                                   5,239    404,660             0.1%
*   SolarWinds, Inc.                                           4,020    233,281             0.1%
    Solera Holdings, Inc.                                      7,062    386,009             0.1%
#*  Sonus Networks, Inc.                                       1,682     11,118             0.0%
#*  Splunk, Inc.                                               1,000     56,160             0.0%
    SS&C Technologies Holdings, Inc.                           4,182    310,095             0.1%
*   Stamps.com, Inc.                                             486     36,746             0.0%
#*  StarTek, Inc.                                                200        720             0.0%
#*  SunPower Corp.                                             5,366    144,023             0.0%
#*  Super Micro Computer, Inc.                                 3,320     93,657             0.0%
*   Support.com, Inc.                                          1,000      1,160             0.0%
*   Sykes Enterprises, Inc.                                    2,556     74,124             0.0%
    Symantec Corp.                                            25,509    525,485             0.1%
#*  Synaptics, Inc.                                            2,651    225,574             0.0%
#*  Synchronoss Technologies, Inc.                             2,629     92,488             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Information Technology -- (Continued)
#   SYNNEX Corp.                                               2,719 $  240,468             0.1%
*   Synopsys, Inc.                                             4,683    234,056             0.1%
*   Syntel, Inc.                                               4,146    195,028             0.0%
*   Tableau Software, Inc. Class A                               500     41,980             0.0%
#*  Take-Two Interactive Software, Inc.                        4,136    137,315             0.0%
*   Tangoe, Inc.                                               1,557     12,892             0.0%
    TE Connectivity, Ltd.                                      5,696    367,050             0.1%
*   Tech Data Corp.                                            2,199    160,065             0.0%
*   TechTarget, Inc.                                           1,500     13,995             0.0%
*   TeleCommunication Systems, Inc. Class A                      971      3,971             0.0%
    TeleTech Holdings, Inc.                                    2,516     73,216             0.0%
#*  Teradata Corp.                                             6,144    172,708             0.0%
    Teradyne, Inc.                                            17,077    333,343             0.1%
    Tessco Technologies, Inc.                                    626     13,672             0.0%
    Tessera Technologies, Inc.                                 3,994    139,670             0.0%
    Texas Instruments, Inc.                                   15,376    872,127             0.2%
    TheStreet, Inc.                                              700      1,008             0.0%
*   TiVo, Inc.                                                 5,976     54,262             0.0%
    Total System Services, Inc.                                5,763    302,269             0.1%
    Transact Technologies, Inc.                                  300      2,871             0.0%
*   Travelzoo, Inc.                                              400      3,576             0.0%
#*  Trimble Navigation, Ltd.                                   6,116    139,139             0.0%
#*  TTM Technologies, Inc.                                     8,027     58,597             0.0%
#*  Twitter, Inc.                                              2,000     56,920             0.0%
*   Tyler Technologies, Inc.                                   1,000    170,360             0.0%
#   Ubiquiti Networks, Inc.                                    6,069    177,093             0.0%
*   Ultimate Software Group, Inc. (The)                        1,151    235,207             0.1%
*   Ultra Clean Holdings, Inc.                                   765      3,733             0.0%
#*  Ultratech, Inc.                                            1,961     30,650             0.0%
*   Unisys Corp.                                               2,386     31,972             0.0%
*   United Online, Inc.                                          539      6,296             0.0%
#*  Universal Display Corp.                                    1,200     41,172             0.0%
#*  Unwired Planet, Inc.                                       2,043      1,731             0.0%
*   Vantiv, Inc. Class A                                       8,799    441,270             0.1%
#*  VASCO Data Security International, Inc.                      600     11,406             0.0%
#*  Veeco Instruments, Inc.                                    2,842     51,213             0.0%
#*  VeriFone Systems, Inc.                                     6,134    184,879             0.0%
*   Verint Systems, Inc.                                       2,381    113,288             0.0%
#*  VeriSign, Inc.                                             2,924    235,674             0.1%
#*  ViaSat, Inc.                                               3,712    244,844             0.1%
#*  Viavi Solutions, Inc.                                     12,505     74,405             0.0%
*   Virtusa Corp.                                              1,004     57,660             0.0%
#   Visa, Inc. Class A                                        26,120  2,026,390             0.4%
#   Vishay Intertechnology, Inc.                               7,658     81,175             0.0%
*   Vishay Precision Group, Inc.                                 335      3,930             0.0%
*   VMware, Inc. Class A                                       1,000     60,150             0.0%
*   Web.com Group, Inc.                                        3,898     91,486             0.0%
#*  WebMD Health Corp.                                         1,853     75,343             0.0%
*   Westell Technologies, Inc. Class A                           700        945             0.0%
    Western Digital Corp.                                      7,142    477,228             0.1%
#   Western Union Co. (The)                                   13,020    250,635             0.1%
*   WEX, Inc.                                                  1,550    139,361             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE+    OF NET ASSETS**
                                                              ------ ----------- ---------------
Information Technology -- (Continued)
#*  Workday, Inc. Class A                                        600 $    47,382             0.0%
*   Xcerra Corp.                                               2,281      15,830             0.0%
    Xerox Corp.                                               48,591     456,269             0.1%
    Xilinx, Inc.                                               6,194     294,958             0.1%
*   XO Group, Inc.                                               950      14,374             0.0%
*   Yahoo!, Inc.                                               7,763     276,518             0.1%
#*  Zebra Technologies Corp. Class A                           2,539     195,249             0.0%
#*  Zillow Group, Inc. Class A                                   300       9,243             0.0%
#*  Zillow Group, Inc. Class C                                   600      16,614             0.0%
*   Zix Corp.                                                  1,205       6,242             0.0%
#*  Zynga, Inc. Class A                                       16,842      39,916             0.0%
                                                                     -----------            ----
Total Information Technology                                          99,941,738            18.5%
                                                                     -----------            ----
Materials -- (3.9%)
    A Schulman, Inc.                                           1,631      58,537             0.0%
*   AEP Industries, Inc.                                         579      46,320             0.0%
    Air Products & Chemicals, Inc.                             2,854     396,649             0.1%
    Airgas, Inc.                                               4,018     386,371             0.1%
#   Albemarle Corp.                                            4,210     225,319             0.1%
    Alcoa, Inc.                                               21,430     191,370             0.0%
#   Allegheny Technologies, Inc.                               4,175      61,373             0.0%
#*  AM Castle & Co.                                              956       2,285             0.0%
#   American Vanguard Corp.                                    1,982      26,579             0.0%
    Ampco-Pittsburgh Corp.                                       957      11,092             0.0%
    AptarGroup, Inc.                                           4,647     341,833             0.1%
    Ashland, Inc.                                                865      94,908             0.0%
    Avery Dennison Corp.                                      11,204     727,924             0.1%
    Axiall Corp.                                               2,225      45,056             0.0%
#   Balchem Corp.                                              1,834     125,262             0.0%
    Ball Corp.                                                 5,557     380,654             0.1%
    Bemis Co., Inc.                                           10,598     485,176             0.1%
#*  Berry Plastics Group, Inc.                                 5,613     188,035             0.0%
*   Boise Cascade Co.                                          2,129      63,721             0.0%
    Cabot Corp.                                                3,659     131,504             0.0%
    Calgon Carbon Corp.                                        3,022      51,978             0.0%
    Carpenter Technology Corp.                                 1,884      62,756             0.0%
    Celanese Corp. Series A                                    4,162     295,710             0.1%
#*  Century Aluminum Co.                                       3,446      12,475             0.0%
    CF Industries Holdings, Inc.                               9,510     482,823             0.1%
    Chase Corp.                                                  274      12,168             0.0%
    Chemours Co. (The)                                         1,585      10,984             0.0%
*   Chemtura Corp.                                             5,999     191,608             0.0%
*   Clearwater Paper Corp.                                     1,459      73,577             0.0%
#*  Coeur d'Alene Mines Corp.                                  6,164      16,643             0.0%
    Commercial Metals Co.                                      5,196      74,667             0.0%
#   Compass Minerals International, Inc.                       3,579     290,758             0.1%
*   Core Molding Technologies, Inc.                              600      12,024             0.0%
*   Crown Holdings, Inc.                                       3,984     211,311             0.0%
    Cytec Industries, Inc.                                     3,350     249,307             0.1%
#   Deltic Timber Corp.                                          600      37,176             0.0%
    Domtar Corp.                                               4,100     169,084             0.0%
    Dow Chemical Co. (The)                                    23,712   1,225,199             0.2%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Materials -- (Continued)
    Eagle Materials, Inc.                                      2,393 $  158,010             0.0%
    Eastman Chemical Co.                                       4,237    305,784             0.1%
    Ecolab, Inc.                                               7,414    892,275             0.2%
    EI du Pont de Nemours & Co.                                7,926    502,508             0.1%
*   Ferro Corp.                                                4,222     52,733             0.0%
#*  Flotek Industries, Inc.                                    1,507     27,277             0.0%
    FMC Corp.                                                  2,888    117,570             0.0%
    Freeport-McMoRan, Inc.                                    30,880    363,458             0.1%
    FutureFuel Corp.                                           3,504     53,997             0.0%
    Globe Specialty Metals, Inc.                               4,347     54,859             0.0%
    Graphic Packaging Holding Co.                             43,693    618,693             0.1%
#   Greif, Inc. Class A                                          948     31,075             0.0%
    Greif, Inc. Class B                                          337     12,975             0.0%
*   Handy & Harman, Ltd.                                         400      9,500             0.0%
#   Hawkins, Inc.                                                486     20,140             0.0%
    Haynes International, Inc.                                 1,000     39,450             0.0%
    HB Fuller Co.                                              1,707     64,849             0.0%
*   Headwaters, Inc.                                           4,099     84,234             0.0%
#   Hecla Mining Co.                                          16,958     35,103             0.0%
    Huntsman Corp.                                             7,232     95,245             0.0%
    Innophos Holdings, Inc.                                    1,180     50,138             0.0%
    Innospec, Inc.                                             1,638     90,483             0.0%
#   International Flavors & Fragrances, Inc.                   2,523    292,819             0.1%
    International Paper Co.                                   11,277    481,415             0.1%
#   Kaiser Aluminum Corp.                                        850     69,097             0.0%
    KapStone Paper and Packaging Corp.                         7,197    156,535             0.0%
    KMG Chemicals, Inc.                                          800     16,832             0.0%
    Koppers Holdings, Inc.                                       798     15,130             0.0%
*   Kraton Performance Polymers, Inc.                          1,647     33,582             0.0%
#   Kronos Worldwide, Inc.                                     3,307     26,125             0.0%
#*  Louisiana-Pacific Corp.                                    8,464    149,474             0.0%
    LyondellBasell Industries NV Class A                      10,247    952,049             0.2%
    Martin Marietta Materials, Inc.                            1,976    306,576             0.1%
    Materion Corp.                                             1,400     42,210             0.0%
    Mercer International, Inc.                                 4,858     52,466             0.0%
    Minerals Technologies, Inc.                                2,000    117,880             0.0%
    Monsanto Co.                                              11,386  1,061,403             0.2%
    Mosaic Co. (The)                                           6,853    231,563             0.1%
    Myers Industries, Inc.                                     3,131     48,875             0.0%
    Neenah Paper, Inc.                                         1,336     90,060             0.0%
#   NewMarket Corp.                                              600    236,244             0.1%
    Newmont Mining Corp.                                      10,941    212,912             0.0%
    Nucor Corp.                                                7,036    297,623             0.1%
    Olin Corp.                                                20,592    394,955             0.1%
    Olympic Steel, Inc.                                          300      2,871             0.0%
*   OMNOVA Solutions, Inc.                                     2,800     20,104             0.0%
*   Owens-Illinois, Inc.                                      13,540    291,787             0.1%
    Packaging Corp. of America                                 5,698    390,028             0.1%
    PH Glatfelter Co.                                          3,055     59,267             0.0%
#*  Platform Specialty Products Corp.                          3,136     32,740             0.0%
#   PolyOne Corp.                                              6,859    229,365             0.1%
    PPG Industries, Inc.                                       4,610    480,639             0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Materials -- (Continued)
    Praxair, Inc.                                               3,852 $   427,919             0.1%
    Quaker Chemical Corp.                                         795      63,107             0.0%
*   Real Industry, Inc.                                           115       1,093             0.0%
    Reliance Steel & Aluminum Co.                               3,196     191,632             0.0%
#*  Rentech, Inc.                                                 621       3,633             0.0%
*   Resolute Forest Products, Inc.                              4,845      36,192             0.0%
    Royal Gold, Inc.                                            2,945     140,889             0.0%
    RPM International, Inc.                                     2,752     125,794             0.0%
    Schnitzer Steel Industries, Inc. Class A                    2,115      35,659             0.0%
    Schweitzer-Mauduit International, Inc.                      2,100      81,522             0.0%
    Scotts Miracle-Gro Co. (The) Class A                        4,701     311,018             0.1%
    Sealed Air Corp.                                           11,732     576,276             0.1%
    Sensient Technologies Corp.                                 1,835     119,770             0.0%
    Sherwin-Williams Co. (The)                                  2,197     586,226             0.1%
    Sigma-Aldrich Corp.                                         2,000     279,440             0.1%
    Silgan Holdings, Inc.                                       6,320     321,498             0.1%
    Sonoco Products Co.                                         4,816     205,595             0.0%
#   Southern Copper Corp.                                       2,150      59,684             0.0%
    Steel Dynamics, Inc.                                       16,022     295,926             0.1%
    Stepan Co.                                                  1,666      88,181             0.0%
#*  Stillwater Mining Co.                                       4,770      44,552             0.0%
    Synalloy Corp.                                                300       2,616             0.0%
#   TimkenSteel Corp.                                           1,450      15,428             0.0%
#*  Trecora Resources                                           1,300      18,512             0.0%
    Tredegar Corp.                                              1,817      25,910             0.0%
#   Tronox, Ltd. Class A                                        1,900      11,799             0.0%
    United States Lime & Minerals, Inc.                           200       9,770             0.0%
#   United States Steel Corp.                                     622       7,265             0.0%
#*  Universal Stainless & Alloy Products, Inc.                    400       3,480             0.0%
#*  US Concrete, Inc.                                           1,234      68,438             0.0%
    Valspar Corp. (The)                                         3,600     291,420             0.1%
    Vulcan Materials Co.                                        3,627     350,296             0.1%
    Wausau Paper Corp.                                          2,700      27,567             0.0%
    Westlake Chemical Corp.                                     3,000     180,810             0.0%
    WestRock Co.                                               11,557     621,304             0.1%
    Worthington Industries, Inc.                                4,500     138,150             0.0%
*   WR Grace & Co.                                                362      36,309             0.0%
                                                                      -----------             ---
Total Materials                                                        23,747,878             4.4%
                                                                      -----------             ---
Telecommunication Services -- (2.1%)
*   8x8, Inc.                                                   1,108      11,811             0.0%
*   Alaska Communications Systems Group, Inc.                   2,700       6,183             0.0%
    AT&T, Inc.                                                178,840   5,992,928             1.1%
    Atlantic Tele-Network, Inc.                                 1,300      99,346             0.0%
#*  Boingo Wireless, Inc.                                       2,087      16,133             0.0%
    CenturyLink, Inc.                                          13,121     370,143             0.1%
*   Cincinnati Bell, Inc.                                      17,855      67,313             0.0%
#   Cogent Communications Holdings, Inc.                        2,466      75,756             0.0%
#   Consolidated Communications Holdings, Inc.                  5,961     131,738             0.0%
#*  FairPoint Communications, Inc.                              1,852      29,706             0.0%
    Frontier Communications Corp.                              60,159     309,217             0.1%
*   General Communication, Inc. Class A                         4,248      86,511             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE+    OF NET ASSETS**
                                                              ------ ----------- ---------------
Telecommunication Services -- (Continued)
*   Hawaiian Telcom Holdco, Inc.                                 633 $    14,445             0.0%
    IDT Corp. Class B                                          2,278      29,500             0.0%
    Inteliquent, Inc.                                          3,521      72,955             0.0%
#*  Iridium Communications, Inc.                               3,706      30,426             0.0%
*   Level 3 Communications, Inc.                              13,235     674,323             0.2%
    Lumos Networks Corp.                                       1,900      24,624             0.0%
#*  NTELOS Holdings Corp.                                        502       4,613             0.0%
*   ORBCOMM, Inc.                                              6,700      39,798             0.0%
*   Premiere Global Services, Inc.                             3,813      52,162             0.0%
*   SBA Communications Corp. Class A                           4,801     571,415             0.1%
    Shenandoah Telecommunications Co.                          2,317     108,413             0.0%
    Spok Holdings, Inc.                                        1,610      29,028             0.0%
#*  Sprint Corp.                                              19,497      92,221             0.0%
#*  Straight Path Communications, Inc. Class B                   422      13,082             0.0%
*   T-Mobile US, Inc.                                          8,321     315,283             0.1%
    Telephone & Data Systems, Inc.                             8,538     244,528             0.1%
*   United States Cellular Corp.                               2,291      93,335             0.0%
    Verizon Communications, Inc.                              71,413   3,347,842             0.6%
*   Vonage Holdings Corp.                                     14,064      85,369             0.0%
#   Windstream Holdings, Inc.                                  4,852      31,587             0.0%
                                                                     -----------             ---
Total Telecommunication Services                                      13,071,734             2.4%
                                                                     -----------             ---
Utilities -- (2.9%)
    AES Corp.                                                 14,854     162,651             0.0%
    AGL Resources, Inc.                                        7,052     440,750             0.1%
#   ALLETE, Inc.                                               3,518     176,639             0.0%
#   Alliant Energy Corp.                                       2,636     155,577             0.0%
    Ameren Corp.                                               1,300      56,784             0.0%
    American Electric Power Co., Inc.                          6,991     396,040             0.1%
    American States Water Co.                                  3,400     138,550             0.0%
    American Water Works Co., Inc.                             3,482     199,728             0.0%
    Aqua America, Inc.                                        16,028     458,401             0.1%
#   Artesian Resources Corp. Class A                             475      11,571             0.0%
    Atmos Energy Corp.                                         5,668     357,084             0.1%
    Avista Corp.                                               2,849      96,439             0.0%
#   Black Hills Corp.                                          2,420     110,788             0.0%
    California Water Service Group                             3,050      68,198             0.0%
*   Calpine Corp.                                             13,700     212,487             0.0%
    CenterPoint Energy, Inc.                                   8,740     162,127             0.0%
    Chesapeake Utilities Corp.                                 1,219      63,644             0.0%
    Cleco Corp.                                                2,137     113,261             0.0%
    CMS Energy Corp.                                           6,902     248,955             0.1%
    Connecticut Water Service, Inc.                              941      34,638             0.0%
#   Consolidated Edison, Inc.                                  7,273     478,200             0.1%
    Consolidated Water Co., Ltd.                                 163       1,804             0.0%
    Delta Natural Gas Co., Inc.                                  149       3,044             0.0%
    Dominion Resources, Inc.                                   9,924     708,871             0.1%
    DTE Energy Co.                                             3,343     272,755             0.1%
    Duke Energy Corp.                                          7,139     510,224             0.1%
*   Dynegy, Inc.                                               2,711      52,675             0.0%
#   Edison International                                       5,655     342,241             0.1%
    El Paso Electric Co.                                       2,820     109,049             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES  VALUE+  OF NET ASSETS**
                                                              ------ -------- ---------------
Utilities -- (Continued)
    Empire District Electric Co. (The)                         3,790 $ 85,465             0.0%
    Entergy Corp.                                              2,442  166,447             0.0%
    Eversource Energy                                          7,399  376,905             0.1%
    Exelon Corp.                                              11,270  314,658             0.1%
    FirstEnergy Corp.                                         11,365  354,588             0.1%
    Gas Natural, Inc.                                            400    3,528             0.0%
#   Genie Energy, Ltd. Class B                                   400    4,536             0.0%
    Great Plains Energy, Inc.                                 11,049  303,847             0.1%
    Hawaiian Electric Industries, Inc.                         4,762  139,336             0.0%
#   IDACORP, Inc.                                              4,066  271,812             0.1%
    ITC Holdings Corp.                                         6,479  211,993             0.0%
#   Laclede Group, Inc. (The)                                  3,094  181,216             0.0%
#   MDU Resources Group, Inc.                                  8,818  166,307             0.0%
    MGE Energy, Inc.                                           2,230   92,032             0.0%
#   Middlesex Water Co.                                        1,165   30,022             0.0%
#   National Fuel Gas Co.                                      2,149  112,887             0.0%
    New Jersey Resources Corp.                                 5,900  186,912             0.0%
    NextEra Energy, Inc.                                       6,189  635,363             0.1%
    NiSource, Inc.                                            19,920  381,667             0.1%
#   Northwest Natural Gas Co.                                  1,926   92,005             0.0%
#   NorthWestern Corp.                                         3,491  189,177             0.0%
    NRG Energy, Inc.                                           9,096  117,247             0.0%
#   NRG Yield, Inc. Class A                                    1,774   24,357             0.0%
#   NRG Yield, Inc. Class C                                    1,774   25,617             0.0%
#   OGE Energy Corp.                                           6,714  191,416             0.0%
#   ONE Gas, Inc.                                              3,002  146,618             0.0%
#   Ormat Technologies, Inc.                                   3,261  123,005             0.0%
#   Otter Tail Corp.                                           3,027   83,061             0.0%
#   Pattern Energy Group, Inc.                                 3,843   89,888             0.0%
    Pepco Holdings, Inc.                                       5,707  151,977             0.0%
    PG&E Corp.                                                 8,401  448,613             0.1%
#   Piedmont Natural Gas Co., Inc.                             6,867  393,548             0.1%
    Pinnacle West Capital Corp.                                3,465  220,062             0.1%
    PNM Resources, Inc.                                        4,963  139,560             0.0%
    Portland General Electric Co.                              7,294  270,462             0.1%
    PPL Corp.                                                  6,348  218,371             0.0%
    Public Service Enterprise Group, Inc.                      4,700  194,063             0.0%
#   Questar Corp.                                             15,886  328,046             0.1%
#   SCANA Corp.                                                3,331  197,262             0.0%
    Sempra Energy                                              4,146  424,592             0.1%
    SJW Corp.                                                  1,920   60,922             0.0%
    South Jersey Industries, Inc.                              6,350  168,339             0.0%
#   Southern Co. (The)                                         7,104  320,390             0.1%
    Southwest Gas Corp.                                        4,161  255,735             0.1%
#*  Talen Energy Corp.                                           792    6,875             0.0%
    TECO Energy, Inc.                                         14,779  399,033             0.1%
    UGI Corp.                                                 14,317  525,004             0.1%
    UIL Holdings Corp.                                         1,864   95,045             0.0%
    Unitil Corp.                                                 900   31,923             0.0%
    Vectren Corp.                                              5,874  267,091             0.1%
#   WEC Energy Group, Inc.                                     6,449  332,510             0.1%
    Westar Energy, Inc.                                        6,841  271,588             0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                PERCENTAGE
                                                                        SHARES      VALUE+    OF NET ASSETS**
                                                                       --------- ------------ ---------------
Utilities -- (Continued)
             WGL Holdings, Inc.                                            3,601 $    224,090             0.1%
             Xcel Energy, Inc.                                             7,800      277,914             0.1%
#            York Water Co. (The)                                            800       18,544             0.0%
                                                                                 ------------           -----
Total Utilities                                                                    17,486,646             3.2%
                                                                                 ------------           -----
TOTAL COMMON STOCKS                                                               538,037,557            99.6%
                                                                                 ------------           -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Community Health Systems, Inc. Rights 01/04/16               11,318          107             0.0%
(degrees)*   Furiex Pharmaceuticals Contingent Value Rights                  175        1,710             0.0%
(degrees)*   Leap Wireless International, Inc. Contingent Value Rights     1,800        3,402             0.0%
(degrees)#*  Magnum Hunter Resources Corp. Warrants 04/15/16                 358           --             0.0%
(degrees)#*  Safeway Casa Ley Contingent Value Rights                     10,882       11,044             0.0%
(degrees)*   Safeway PDC, LLC Contingent Value Rights                     10,882          531             0.0%
                                                                                 ------------           -----
TOTAL RIGHTS/WARRANTS                                                                  16,794             0.0%
                                                                                 ------------           -----
TOTAL INVESTMENT SECURITIES                                                       538,054,351
                                                                                 ------------
TEMPORARY CASH INVESTMENTS -- (1.5%)
State Street Institutional Liquid Reserves, 0.140%                     9,292,581    9,292,581             1.7%
                                                                                 ------------           -----
SECURITIES LENDING COLLATERAL -- (10.3%)
(S)@         DFA Short Term Investment Fund                            5,426,848   62,788,631            11.6%
                                                                                 ------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $474,004,872)                                $610,135,563           112.9%
                                                                                 ============           =====

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
 -                               ------------ ----------- ------- ------------
 Common Stocks
    Consumer Discretionary       $ 88,225,413          --   --    $ 88,225,413
    Consumer Staples               41,091,121          --   --      41,091,121
    Energy                         35,521,778          --   --      35,521,778
    Financials                     82,962,277          --   --      82,962,277
    Health Care                    61,954,659          --   --      61,954,659
    Industrials                    74,034,313          --   --      74,034,313
    Information Technology         99,941,738          --   --      99,941,738
    Materials                      23,747,878          --   --      23,747,878
    Telecommunication Services     13,071,734          --   --      13,071,734
    Utilities                      17,486,646          --   --      17,486,646
 Rights/Warrants                           -- $    16,794   --          16,794
 Temporary Cash Investments         9,292,581          --   --       9,292,581
 Securities Lending Collateral             --  62,788,631   --      62,788,631
                                 ------------ -----------   --    ------------
 TOTAL                           $547,330,138 $62,805,425   --    $610,135,563
                                 ============ ===========   ==    ============

                 INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
COMMON STOCKS -- (94.6%)
AUSTRALIA -- (4.4%)
    Adelaide Brighton, Ltd.                                    23,834 $   70,795             0.0%
    AGL Energy, Ltd.                                            8,892    105,447             0.0%
    Ainsworth Game Technology, Ltd.                            13,420     30,215             0.0%
#   ALS, Ltd.                                                  19,162     69,752             0.0%
    Altium, Ltd.                                                3,254     10,375             0.0%
    Alumina, Ltd.                                             115,807     88,847             0.0%
    Amalgamated Holdings, Ltd.                                  2,408     23,980             0.0%
    Amcor, Ltd.                                                32,384    312,791             0.1%
    AMP, Ltd.                                                 111,827    453,549             0.1%
    Ansell, Ltd.                                                7,476    106,383             0.0%
#   AP Eagers, Ltd.                                             1,880     14,256             0.0%
#   APA Group                                                  41,560    270,771             0.1%
*   APN News & Media, Ltd.                                     17,146      6,246             0.0%
#*  Aquarius Platinum, Ltd.                                    11,448      1,985             0.0%
    ARB Corp., Ltd.                                             2,584     27,085             0.0%
    Aristocrat Leisure, Ltd.                                   18,229    120,328             0.0%
#   Arrium, Ltd.                                               76,376      5,397             0.0%
    Asciano, Ltd.                                              36,684    213,630             0.1%
    ASX, Ltd.                                                   2,931     85,684             0.0%
    Atlas Iron, Ltd.                                           28,989        574             0.0%
    Aurizon Holdings, Ltd.                                      9,447     34,638             0.0%
    Ausdrill, Ltd.                                              7,076      1,730             0.0%
#   AusNet Services                                            63,278     64,900             0.0%
#   Austbrokers Holdings, Ltd.                                  3,526     23,673             0.0%
    Australia & New Zealand Banking Group, Ltd.                73,375  1,419,094             0.4%
    Australian Pharmaceutical Industries, Ltd.                 40,511     57,011             0.0%
    Automotive Holdings Group, Ltd.                             7,271     21,896             0.0%
*   AWE, Ltd.                                                  43,671     19,506             0.0%
    Bank of Queensland, Ltd.                                    9,307     86,281             0.0%
#*  BC Iron, Ltd.                                               2,827        542             0.0%
    Beach Energy, Ltd.                                         96,329     43,757             0.0%
    Bendigo and Adelaide Bank, Ltd.                            23,202    176,014             0.1%
    BHP Billiton, Ltd.                                         21,670    355,404             0.1%
    BHP Billiton, Ltd. Sponsored ADR                           18,938    622,871             0.2%
*   Billabong International, Ltd.                              38,404     20,046             0.0%
    Blackmores, Ltd.                                              663     78,927             0.0%
    BlueScope Steel, Ltd.                                      24,171     76,177             0.0%
    Boral, Ltd.                                                42,438    162,334             0.1%
#*  Bradken, Ltd.                                               7,516      5,150             0.0%
    Brambles, Ltd.                                             68,622    505,331             0.1%
#   Breville Group, Ltd.                                        3,217     14,994             0.0%
    Brickworks, Ltd.                                            2,934     30,311             0.0%
#   Cabcharge Australia, Ltd.                                   4,103      8,212             0.0%
    Caltex Australia, Ltd.                                      4,823    107,969             0.0%
#   Cardno, Ltd.                                                7,791     16,849             0.0%
#   carsales.com, Ltd.                                          8,402     58,424             0.0%
#   Cash Converters International, Ltd.                        25,015      9,159             0.0%
    Cedar Woods Properties, Ltd.                                2,172      6,487             0.0%
    Challenger, Ltd.                                           21,399    124,782             0.1%
    CIMIC Group, Ltd.                                           1,983     38,873             0.0%
    Coca-Cola Amatil, Ltd.                                     26,767    173,216             0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
AUSTRALIA -- (Continued)
    Cochlear, Ltd.                                             2,129 $134,368             0.1%
    Collins Foods, Ltd.                                       11,016   27,589             0.0%
    Commonwealth Bank of Australia                            16,134  876,043             0.2%
    Computershare, Ltd.                                       13,373  102,497             0.0%
    Crown Resorts, Ltd.                                        6,025   48,830             0.0%
    CSG, Ltd.                                                 21,603   24,739             0.0%
    CSL, Ltd.                                                  6,729  447,278             0.1%
    CSR, Ltd.                                                 24,162   47,302             0.0%
    Decmil Group, Ltd.                                        10,092    6,718             0.0%
    Domino's Pizza Enterprises, Ltd.                           2,386   78,909             0.0%
    Downer EDI, Ltd.                                          16,058   40,352             0.0%
#*  Drillsearch Energy, Ltd.                                  23,451   13,115             0.0%
    DUET Group                                                76,563  128,359             0.1%
    DuluxGroup, Ltd.                                          21,206   88,659             0.0%
    Echo Entertainment Group, Ltd.                            28,783  104,028             0.0%
*   Emeco Holdings, Ltd.                                      18,108      707             0.0%
#*  Energy Resources of Australia, Ltd.                        5,657    1,367             0.0%
    Equity Trustees, Ltd.                                        700   11,500             0.0%
    Evolution Mining, Ltd.                                    37,109   36,965             0.0%
    Fairfax Media, Ltd.                                       78,167   52,279             0.0%
#   Flight Centre Travel Group, Ltd.                           2,265   60,937             0.0%
#   Fortescue Metals Group, Ltd.                              59,398   87,769             0.0%
#   G8 Education, Ltd.                                        10,497   22,374             0.0%
    GrainCorp, Ltd. Class A                                    4,641   29,752             0.0%
    GUD Holdings, Ltd.                                         8,605   49,073             0.0%
#   GWA Group, Ltd.                                            7,916   13,921             0.0%
    Hansen Technologies, Ltd.                                  3,445    7,482             0.0%
    Harvey Norman Holdings, Ltd.                              14,320   40,233             0.0%
    Hills, Ltd.                                                5,399    1,668             0.0%
*   Horizon Oil, Ltd.                                         50,760    4,324             0.0%
    Iluka Resources, Ltd.                                     10,569   47,927             0.0%
*   Imdex, Ltd.                                               11,826    1,899             0.0%
    IMF Bentham, Ltd.                                          7,011    7,181             0.0%
    Incitec Pivot, Ltd.                                       88,098  246,017             0.1%
#   Independence Group NL                                     16,382   32,091             0.0%
#*  Infigen Energy                                            28,218    7,507             0.0%
#   Infomedia, Ltd.                                           21,693   11,305             0.0%
    Insurance Australia Group, Ltd.                           39,670  157,683             0.1%
#   InvoCare, Ltd.                                             3,621   28,504             0.0%
    IOOF Holdings, Ltd.                                        1,869   12,369             0.0%
    IRESS, Ltd.                                                2,807   18,695             0.0%
    James Hardie Industries P.L.C.                            17,058  220,817             0.1%
    JB Hi-Fi, Ltd.                                             2,539   32,305             0.0%
    Lend Lease Group                                          15,753  144,888             0.1%
#   M2 Group, Ltd.                                             4,609   32,256             0.0%
*   Macmahon Holdings, Ltd.                                   77,872    5,482             0.0%
    Macquarie Atlas Roads Group                               15,803   45,654             0.0%
    Macquarie Group, Ltd.                                     11,122  673,438             0.2%
    Magellan Financial Group, Ltd.                             3,755   59,801             0.0%
*   Mayne Pharma Group, Ltd.                                  46,053   33,444             0.0%
    McMillan Shakespeare, Ltd.                                 2,558   22,785             0.0%
    McPherson's, Ltd.                                          5,484    2,669             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
AUSTRALIA -- (Continued)
    Medibank Pvt, Ltd.                                        49,613 $   83,233             0.0%
#   Metcash, Ltd.                                             40,087     33,766             0.0%
#   Mineral Resources, Ltd.                                    7,657     23,097             0.0%
#   Monadelphous Group, Ltd.                                   2,454     12,024             0.0%
#*  Mount Gibson Iron, Ltd.                                   33,294      5,092             0.0%
#   Myer Holdings, Ltd.                                       27,869     18,949             0.0%
    National Australia Bank, Ltd.                             56,690  1,210,595             0.3%
#   Navitas, Ltd.                                              9,213     27,383             0.0%
    New Hope Corp., Ltd.                                       4,695      6,407             0.0%
*   Newcrest Mining, Ltd.                                     15,510    135,112             0.1%
    nib holdings, Ltd.                                        20,748     53,192             0.0%
    Northern Star Resources, Ltd.                             23,514     45,882             0.0%
#   NRW Holdings, Ltd.                                         1,833        178             0.0%
    Nufarm, Ltd.                                              10,498     62,189             0.0%
    Oil Search, Ltd.                                          27,673    154,228             0.1%
#   Orica, Ltd.                                               10,007    117,066             0.0%
    Origin Energy, Ltd.                                       55,814    216,882             0.1%
    Orora, Ltd.                                               40,430     66,849             0.0%
    OZ Minerals, Ltd.                                          8,864     27,202             0.0%
#   OzForex Group, Ltd.                                       11,900     23,986             0.0%
*   Pacific Brands, Ltd.                                      11,725      5,982             0.0%
#*  Paladin Energy, Ltd.                                      41,883      7,243             0.0%
    Panoramic Resources, Ltd.                                  2,242        477             0.0%
    Peet, Ltd.                                                 8,746      6,349             0.0%
    Perpetual, Ltd.                                            1,371     43,593             0.0%
#*  Perseus Mining, Ltd.                                      15,258      4,049             0.0%
    Platinum Asset Management, Ltd.                           10,020     52,535             0.0%
    Premier Investments, Ltd.                                  5,059     49,111             0.0%
#   Primary Health Care, Ltd.                                 16,607     43,631             0.0%
    Prime Media Group, Ltd.                                      500        181             0.0%
    Programmed Maintenance Services, Ltd.                      4,628      9,554             0.0%
    Qantas Airways, Ltd.                                      53,379    150,356             0.1%
    QBE Insurance Group, Ltd.                                  9,534     89,245             0.0%
*   Ramelius Resources, Ltd.                                  11,028      1,728             0.0%
    Ramsay Health Care, Ltd.                                   1,882     82,728             0.0%
    RCR Tomlinson, Ltd.                                        8,195     13,354             0.0%
#   REA Group, Ltd.                                            2,140     72,730             0.0%
    Recall Holdings, Ltd.                                      3,241     17,571             0.0%
    Regis Resources, Ltd.                                      6,914     10,194             0.0%
*   Resolute Mining, Ltd.                                     19,030      5,084             0.0%
#   Retail Food Group, Ltd.                                    6,440     21,128             0.0%
    Ridley Corp., Ltd.                                        19,171     17,847             0.0%
    Rio Tinto, Ltd.                                            6,061    216,729             0.1%
    SAI Global, Ltd.                                           7,061     21,981             0.0%
    Sandfire Resources NL                                      6,712     29,998             0.0%
#   Santos, Ltd.                                              36,676    151,403             0.1%
*   Saracen Mineral Holdings, Ltd.                            69,740     28,751             0.0%
    Seek, Ltd.                                                 3,431     31,168             0.0%
*   Senex Energy, Ltd.                                        26,881      3,528             0.0%
#   Seven Group Holdings, Ltd.                                 2,254      8,061             0.0%
    Seven West Media, Ltd.                                    60,956     29,182             0.0%
    Sigma Pharmaceuticals, Ltd.                               20,948     12,430             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
AUSTRALIA -- (Continued)
*   Silex Systems, Ltd.                                         1,748 $       552             0.0%
*   Silver Lake Resources, Ltd.                                 2,487         401             0.0%
#   Sims Metal Management, Ltd.                                12,157      84,589             0.0%
    Sims Metal Management, Ltd. Sponsored ADR                     819       5,733             0.0%
#   Slater & Gordon, Ltd.                                      11,800      23,061             0.0%
    SMS Management & Technology, Ltd.                           9,090      31,656             0.0%
    Sonic Healthcare, Ltd.                                      4,355      59,562             0.0%
*   South32, Ltd.                                              29,083      30,116             0.0%
*   South32, Ltd. ADR                                           5,856      30,100             0.0%
    Southern Cross Media Group, Ltd.                           17,971      12,476             0.0%
    Spark Infrastructure Group                                 50,829      74,955             0.0%
*   St Barbara, Ltd.                                           15,052      14,342             0.0%
#   Steadfast Group, Ltd.                                      22,309      23,724             0.0%
#   STW Communications Group, Ltd.                             25,450      13,453             0.0%
    Suncorp Group, Ltd.                                        23,105     214,635             0.1%
*   Sundance Energy Australia, Ltd.                            25,130       5,361             0.0%
    Super Retail Group, Ltd.                                    3,025      20,660             0.0%
    Sydney Airport                                             19,553      89,359             0.0%
    Tabcorp Holdings, Ltd.                                     21,919      73,255             0.0%
    Tassal Group, Ltd.                                          9,649      28,988             0.0%
    Tatts Group, Ltd.                                          52,580     147,630             0.1%
    Technology One, Ltd.                                       10,734      29,247             0.0%
    Telstra Corp., Ltd.                                       100,067     383,421             0.1%
    Ten Network Holdings, Ltd.(BYSRMT3)                         8,716         932             0.0%
#*  Ten Network Holdings, Ltd.(6108373)                        46,073       5,399             0.0%
#   TFS Corp., Ltd.                                             2,886       3,603             0.0%
    Thorn Group, Ltd.                                          17,790      26,754             0.0%
*   Tiger Resources, Ltd.                                      28,928       1,450             0.0%
    Tox Free Solutions, Ltd.                                    9,194      18,826             0.0%
    TPG Telecom, Ltd.                                          15,790     123,760             0.0%
*   Transfield Services, Ltd.                                  16,298      11,562             0.0%
    Transpacific Industries Group, Ltd.                        22,650      10,890             0.0%
    Transurban Group                                           35,036     259,618             0.1%
    Treasury Wine Estates, Ltd.                                26,621     133,240             0.1%
#   UGL, Ltd.                                                   3,425       5,517             0.0%
    UXC, Ltd.                                                  25,057      21,370             0.0%
    Village Roadshow, Ltd.                                      3,334      17,763             0.0%
*   Virgin Australia Holdings, Ltd.                            53,802      18,368             0.0%
#   Vocus Communications, Ltd.                                  4,839      22,362             0.0%
    Wesfarmers, Ltd.                                           20,316     568,124             0.2%
    Western Areas, Ltd.                                        11,117      18,734             0.0%
*   Westpac Banking Corp.(BYNK9D0)                                 77       1,672             0.0%
    Westpac Banking Corp.(6076146)                              1,761      39,224             0.0%
    Westpac Banking Corp. Sponsored ADR                        13,060     292,152             0.1%
#*  Whitehaven Coal, Ltd.                                       5,539       3,978             0.0%
    Woodside Petroleum, Ltd.                                   22,136     464,257             0.1%
    Woolworths, Ltd.                                           29,670     508,283             0.1%
#   WorleyParsons, Ltd.                                         4,344      20,041             0.0%
                                                                      -----------             ---
TOTAL AUSTRALIA                                                        18,372,870             4.6%
                                                                      -----------             ---
AUSTRIA -- (0.4%)
    Agrana Beteiligungs AG                                         20       1,811             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
AUSTRIA -- (Continued)
    Andritz AG                                                 4,378 $  219,960             0.1%
    Atrium European Real Estate, Ltd.                          2,540     10,527             0.0%
    Austria Technologie & Systemtechnik AG                     1,591     27,142             0.0%
    BUWOG AG                                                     916     19,475             0.0%
    CA Immobilien Anlagen AG                                     702     13,763             0.0%
#*  Conwert Immobilien Invest SE                               3,030     43,440             0.0%
    DO & CO AG                                                   463     43,445             0.0%
*   Erste Group Bank AG                                        4,040    118,468             0.1%
    EVN AG                                                     1,917     21,154             0.0%
    Flughafen Wien AG                                             12      1,130             0.0%
*   IMMOFINANZ AG                                             11,977     30,659             0.0%
    Lenzing AG                                                   689     52,634             0.0%
    Mayr Melnhof Karton AG                                       425     50,185             0.0%
    Oesterreichische Post AG                                   1,586     57,663             0.0%
    OMV AG                                                    12,995    346,028             0.1%
    Palfinger AG                                                 699     19,618             0.0%
    Porr Ag                                                      822     22,364             0.0%
*   Raiffeisen Bank International AG                           1,185     18,699             0.0%
    Rosenbauer International AG                                  124     10,415             0.0%
    S IMMO AG                                                  3,770     33,502             0.0%
    Schoeller-Bleckmann Oilfield Equipment AG                    340     20,437             0.0%
    Semperit AG Holding                                          381     13,186             0.0%
    Strabag SE                                                   904     20,724             0.0%
    UNIQA Insurance Group AG                                   7,456     69,239             0.0%
#   Verbund AG                                                 5,476     77,494             0.0%
    Vienna Insurance Group AG Wiener Versicherung Gruppe       1,109     35,490             0.0%
    Voestalpine AG                                             7,304    264,084             0.1%
    Zumtobel Group AG                                          1,484     33,726             0.0%
                                                                     ----------             ---
TOTAL AUSTRIA                                                         1,696,462             0.4%
                                                                     ----------             ---
BELGIUM -- (1.4%)
#*  Ablynx NV                                                  1,745     23,005             0.0%
    Ackermans & van Haaren NV                                  1,319    200,719             0.1%
    Ageas                                                      8,465    373,288             0.1%
*   AGFA-Gevaert NV                                            7,268     30,981             0.0%
    Anheuser-Busch InBev NV                                    9,765  1,165,205             0.3%
    Anheuser-Busch InBev NV Sponsored ADR                      5,919    706,314             0.2%
    Banque Nationale de Belgique                                   8     27,694             0.0%
    Barco NV                                                     191     12,540             0.0%
    Bekaert SA                                                 2,518     74,685             0.0%
    bpost SA                                                   1,065     26,654             0.0%
    Cie d'Entreprises CFE                                        624     77,359             0.0%
    Cie Immobiliere de Belgique SA                                49      2,639             0.0%
    Colruyt SA                                                 4,508    222,980             0.1%
    D'ieteren SA                                                 973     32,906             0.0%
    Deceuninck NV                                              4,912     12,792             0.0%
    Delhaize Group                                             4,921    456,614             0.1%
    Delhaize Group Sponsored ADR                               8,036    186,596             0.1%
    Econocom Group SA                                          4,010     35,778             0.0%
    Elia System Operator SA                                    1,281     61,964             0.0%
    EVS Broadcast Equipment SA                                   396     11,534             0.0%
#   Exmar NV                                                   1,452     15,658             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
BELGIUM -- (Continued)
#   Fagron                                                     1,195 $   29,319             0.0%
*   Galapagos NV                                               2,035     98,053             0.0%
    Ion Beam Applications                                        433     15,435             0.0%
    KBC Groep NV                                               5,665    344,441             0.1%
    Kinepolis Group NV                                         1,425     59,154             0.0%
#   Lotus Bakeries                                                11     20,073             0.0%
    Melexis NV                                                   824     40,124             0.0%
*   Mobistar SA                                                1,717     41,938             0.0%
#*  Nyrstar NV                                                14,290     21,834             0.0%
    Ontex Group NV                                               767     23,561             0.0%
    Proximus SADP                                             11,487    397,505             0.1%
    Recticel SA                                                2,769     16,545             0.0%
    Resilux                                                      110     20,122             0.0%
    Sioen Industries NV                                          344      6,686             0.0%
    Sipef SA                                                     152      8,209             0.0%
    Solvay SA                                                  2,604    294,177             0.1%
*   Telenet Group Holding NV                                   2,890    168,092             0.1%
*   Tessenderlo Chemie NV                                      1,902     61,343             0.0%
*   ThromboGenics NV                                           1,084      4,566             0.0%
    UCB SA                                                     1,106     95,600             0.0%
    Umicore SA                                                 6,442    273,515             0.1%
    Van de Velde NV                                              285     18,586             0.0%
                                                                     ----------             ---
TOTAL BELGIUM                                                         5,816,783             1.5%
                                                                     ----------             ---
CANADA -- (7.4%)
#*  5N Plus, Inc.                                              1,597      1,490             0.0%
    Absolute Software Corp.                                    3,100     20,460             0.0%
*   Advantage Oil & Gas, Ltd.                                 10,330     57,433             0.0%
    Aecon Group, Inc.                                          3,664     42,339             0.0%
#   Ag Growth International, Inc.                                500     13,093             0.0%
    AGF Management, Ltd. Class B                               4,402     18,280             0.0%
    Agnico Eagle Mines, Ltd.(008474108)                        1,200     33,948             0.0%
    Agnico Eagle Mines, Ltd.(2009823)                          3,798    107,352             0.0%
    Agrium, Inc.(008916108)                                    3,206    298,382             0.1%
    Agrium, Inc.(2213538)                                        700     65,123             0.0%
    AGT Food & Ingredients, Inc.                               1,700     38,002             0.0%
    Aimia, Inc.                                                4,823     44,630             0.0%
*   Air Canada                                                 4,300     35,384             0.0%
    AirBoss of America Corp.                                     900     13,394             0.0%
*   Alacer Gold Corp.                                         18,102     35,163             0.0%
*   Alamos Gold, Inc. Class A(011532108)                       3,503     13,450             0.0%
    Alamos Gold, Inc. Class A(BZ3DNP6)                        10,028     38,577             0.0%
    Alaris Royalty Corp.                                       1,289     27,424             0.0%
    Algonquin Power & Utilities Corp.                         11,800     91,054             0.0%
    Alimentation Couche-Tard, Inc. Class B                     7,070    304,135             0.1%
#   AltaGas, Ltd.                                              6,800    175,564             0.1%
#   Altus Group, Ltd.                                          1,300     18,939             0.0%
#*  Amaya, Inc.                                                1,783     39,843             0.0%
#   ARC Resources, Ltd.                                       30,102    443,841             0.1%
*   Argonaut Gold, Inc.                                        4,400      4,543             0.0%
    Atco, Ltd. Class I                                         3,400     97,117             0.0%
#*  Athabasca Oil Corp.                                       10,900     13,004             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
CANADA -- (Continued)
*   ATS Automation Tooling Systems, Inc.                       3,050 $ 32,119             0.0%
*   AuRico Metals, Inc.(05157J108)                             1,541      937             0.0%
*   AuRico Metals, Inc.(BYR52G5)                               4,409    2,664             0.0%
    AutoCanada, Inc.                                             600   14,537             0.0%
#*  Avigilon Corp.                                             1,000   11,219             0.0%
*   B2Gold Corp.                                              57,760   62,283             0.0%
    Badger Daylighting, Ltd.                                   1,600   25,060             0.0%
#*  Ballard Power Systems, Inc.                               10,800   16,106             0.0%
    Bank of Montreal(063671101)                                1,698   98,637             0.0%
#   Bank of Montreal(2076009)                                 14,663  852,688             0.2%
    Bank of Nova Scotia (The)(064149107)                       4,195  197,081             0.1%
    Bank of Nova Scotia (The)(2076281)                        13,279  624,446             0.2%
*   Bankers Petroleum, Ltd.                                   11,300   19,012             0.0%
    Barrick Gold Corp.(067901108)                             15,492  119,133             0.1%
    Barrick Gold Corp.(2024644)                                6,138   47,176             0.0%
    Baytex Energy Corp.(07317Q105)                             1,700    6,919             0.0%
    Baytex Energy Corp.(B4VGVM3)                                 821    3,340             0.0%
    BCE, Inc.(05534B760)                                       5,779  249,711             0.1%
    BCE, Inc.(B188TH2)                                         3,614  156,212             0.1%
*   Bellatrix Exploration, Ltd.(078314101)                     3,101    5,086             0.0%
#*  Bellatrix Exploration, Ltd.(B580BW5)                       6,232   10,247             0.0%
*   Birchcliff Energy, Ltd.                                   10,200   44,463             0.0%
    Bird Construction, Inc.                                    1,100   11,029             0.0%
    Black Diamond Group, Ltd.                                  1,100    7,075             0.0%
*   BlackBerry, Ltd.(09228F103)                                9,987   72,805             0.0%
*   BlackBerry, Ltd.(BCBHZ31)                                  7,274   53,014             0.0%
*   BlackPearl Resources, Inc.                                23,979   16,138             0.0%
#*  BNK Petroleum, Inc.                                       16,600    4,951             0.0%
#   Bombardier, Inc. Class B                                  43,005   46,702             0.0%
#   Bonavista Energy Corp.                                    11,800   26,351             0.0%
    Bonterra Energy Corp.                                      1,943   32,259             0.0%
*   Boulder Energy, Ltd.                                       1,950    7,486             0.0%
    Brookfield Asset Management, Inc. Class A                 21,314  744,571             0.2%
*   BRP, Inc.                                                  1,887   33,971             0.0%
    CAE, Inc.(124765108)                                       4,141   46,918             0.0%
    CAE, Inc.(2162760)                                        13,108  147,961             0.1%
#   Calfrac Well Services, Ltd.                                3,616    6,388             0.0%
    Cameco Corp.                                               7,403  104,900             0.0%
    Canaccord Genuity Group, Inc.                              6,570   25,474             0.0%
*   Canacol Energy, Ltd.                                      10,859   25,163             0.0%
#   Canadian Energy Services & Technology Corp.               10,381   44,855             0.0%
    Canadian Imperial Bank of Commerce(136069101)              4,702  359,938             0.1%
    Canadian Imperial Bank of Commerce(2170525)                6,315  484,298             0.1%
    Canadian National Railway Co.(136375102)                   1,992  121,691             0.1%
    Canadian National Railway Co.(2180632)                       400   24,433             0.0%
    Canadian Natural Resources, Ltd.                          14,117  327,797             0.1%
    Canadian Pacific Railway, Ltd.(13645T100)                  2,197  308,678             0.1%
    Canadian Pacific Railway, Ltd.(2793115)                      600   84,315             0.0%
#   Canadian Tire Corp., Ltd. Class A                          4,599  404,540             0.1%
    Canadian Utilities, Ltd. Class A                           1,100   28,939             0.0%
#   Canadian Western Bank                                      3,600   69,186             0.0%
    Canam Group, Inc.                                          3,700   42,869             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
CANADA -- (Continued)
#   Canexus Corp.                                              3,600 $  3,717             0.0%
*   Canfor Corp.                                               5,114   72,353             0.0%
    Canfor Pulp Products, Inc.                                   779    8,108             0.0%
    Canyon Services Group, Inc.                                2,800   10,450             0.0%
    Capital Power Corp.                                        7,387  106,150             0.0%
    Capstone Infrastructure Corp.                              9,519   23,295             0.0%
*   Capstone Mining Corp.                                     19,300    9,889             0.0%
    Cascades, Inc.                                             2,800   19,957             0.0%
    CCL Industries, Inc. Class B                               1,615  228,800             0.1%
*   Celestica, Inc.(15101Q108)                                 2,929   32,863             0.0%
*   Celestica, Inc.(2263362)                                   1,222   13,700             0.0%
    Cenovus Energy, Inc.(15135U109)                           17,263  257,391             0.1%
    Cenovus Energy, Inc.(B57FG04)                             11,741  174,912             0.1%
    Centerra Gold, Inc.                                        6,178   34,774             0.0%
*   Cequence Energy, Ltd.                                      4,200    1,478             0.0%
*   CGI Group, Inc. Class A(39945C109)                         7,506  278,773             0.1%
*   CGI Group, Inc. Class A(2159740)                           1,300   48,288             0.0%
*   China Gold International Resources Corp., Ltd.             2,390    3,199             0.0%
    CI Financial Corp.                                         4,200  100,214             0.0%
#   Cineplex, Inc.                                             1,935   74,568             0.0%
    Clearwater Seafoods, Inc.                                  1,100   10,558             0.0%
    Cogeco Cable, Inc.                                         1,000   51,644             0.0%
    Cogeco, Inc.                                                 529   22,421             0.0%
*   Colliers International Group, Inc.(194693107)                816   40,449             0.0%
    Colliers International Group, Inc.(BYL7SB4)                  900   44,621             0.0%
    COM DEV International, Ltd.                                7,300   31,598             0.0%
    Computer Modelling Group, Ltd.                             3,876   36,756             0.0%
    Constellation Software, Inc.                                 535  231,168             0.1%
#*  Copper Mountain Mining Corp.                              14,100    5,607             0.0%
#   Corus Entertainment, Inc. Class B                          5,023   47,902             0.0%
    Cott Corp.                                                 1,772   18,498             0.0%
    Crescent Point Energy Corp.(22576C101)                    11,508  156,853             0.1%
#   Crescent Point Energy Corp.(B67C8W8)                       2,186   29,795             0.0%
*   Crew Energy, Inc.                                          7,003   23,832             0.0%
*   Delphi Energy Corp.                                        4,200    2,345             0.0%
#*  Denison Mines Corp.                                        9,271    3,758             0.0%
*   Descartes Systems Group, Inc. (The)                        2,800   48,994             0.0%
*   Detour Gold Corp.                                          5,046   56,110             0.0%
    DH Corp.                                                   3,079   83,121             0.0%
    Dollarama, Inc.                                            2,800  189,143             0.1%
*   Dominion Diamond Corp.(257287102)                          2,500   26,400             0.0%
    Dominion Diamond Corp.(B95LX89)                            1,359   14,374             0.0%
    Dorel Industries, Inc. Class B                             1,700   43,228             0.0%
#*  Dundee Precious Metals, Inc.                               3,100    4,101             0.0%
    Eldorado Gold Corp.                                       35,599  124,417             0.1%
#   Emera, Inc.                                                1,500   49,143             0.0%
    Empire Co., Ltd.                                           7,272  152,325             0.1%
    Enbridge Income Fund Holdings, Inc.                        4,500  110,607             0.0%
    Enbridge, Inc.(29250N105)                                  6,030  257,421             0.1%
    Enbridge, Inc.(2466149)                                    7,370  315,012             0.1%
#   Encana Corp.(292505104)                                   40,982  312,693             0.1%
    Encana Corp.(2793193)                                      7,156   54,453             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
CANADA -- (Continued)
*   Endeavour Mining Corp.                                    27,284 $ 14,189             0.0%
#*  Endeavour Silver Corp.                                     3,000    4,956             0.0%
#   EnerCare, Inc.                                             2,749   32,102             0.0%
    Enerflex, Ltd.                                             4,465   43,093             0.0%
#*  Energy Fuels, Inc.                                           205      558             0.0%
    Enerplus Corp.(292766102)                                  7,797   36,724             0.0%
#   Enerplus Corp.(B584T89)                                    3,304   15,590             0.0%
    Enghouse Systems, Ltd.                                       800   36,482             0.0%
    Ensign Energy Services, Inc.                               9,444   59,368             0.0%
    Equitable Group, Inc.                                      1,300   57,683             0.0%
*   Essential Energy Services Trust                           12,100    6,292             0.0%
    Evertz Technologies, Ltd.                                  3,500   42,104             0.0%
#   Exchange Income Corp.                                        500    9,491             0.0%
    Exco Technologies, Ltd.                                    2,224   24,798             0.0%
#   Extendicare, Inc.                                          4,400   28,905             0.0%
    Fairfax Financial Holdings, Ltd.                             900  443,200             0.1%
    Fiera Capital Corp.                                        1,000    8,925             0.0%
    Finning International, Inc.                               11,896  190,139             0.1%
    First Capital Realty, Inc.                                 6,686   99,042             0.0%
*   First Majestic Silver Corp.(32076V103)                     1,500    4,965             0.0%
#*  First Majestic Silver Corp.(2833583)                       5,500   18,171             0.0%
    First National Financial Corp.                               700   11,900             0.0%
    First Quantum Minerals, Ltd.                              14,728   78,618             0.0%
*   FirstService Corp.(33767E103)                                816   28,723             0.0%
    FirstService Corp.(BYL7ZF7)                                  900   31,661             0.0%
#   Fortis, Inc.                                               3,500  101,312             0.0%
*   Fortuna Silver Mines, Inc.                                 6,100   15,908             0.0%
    Franco-Nevada Corp.                                        1,894   96,007             0.0%
#   Gamehost, Inc.                                               900    7,089             0.0%
#   Genworth MI Canada, Inc.                                   2,636   65,174             0.0%
    George Weston, Ltd.                                        2,700  227,381             0.1%
    Gibson Energy, Inc.                                        7,745  103,239             0.0%
    Gildan Activewear, Inc.(375916103)                         5,885  169,076             0.1%
    Gildan Activewear, Inc.(2254645)                           1,350   38,809             0.0%
    Gluskin Sheff + Associates, Inc.                           1,900   32,229             0.0%
    GMP Capital, Inc.                                          1,837    5,732             0.0%
    Goldcorp, Inc.(380956409)                                  5,976   76,612             0.0%
    Goldcorp, Inc.(2676302)                                    4,500   57,575             0.0%
#*  Golden Star Resources, Ltd.                                2,800      589             0.0%
*   Gran Tierra Energy, Inc.                                  12,376   29,908             0.0%
    Granite Oil Corp.                                          1,300    7,406             0.0%
*   Great Canadian Gaming Corp.                                4,400   60,737             0.0%
    Great-West Lifeco, Inc.                                    4,500  119,280             0.1%
*   Heroux-Devtek, Inc.                                        2,177   20,312             0.0%
    High Liner Foods, Inc.                                     1,530   15,082             0.0%
#   Home Capital Group, Inc.                                   1,800   43,844             0.0%
#   Horizon North Logistics, Inc.                              2,100    3,613             0.0%
    HudBay Minerals, Inc.(B05BQ98)                             5,109   26,618             0.0%
    HudBay Minerals, Inc.(B05BDX1)                             6,400   33,233             0.0%
#   Hudson's Bay Co.                                           2,700   46,934             0.0%
#   Husky Energy, Inc.                                         7,910  106,890             0.0%
*   IAMGOLD Corp.(450913108)                                   6,499   11,698             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
CANADA -- (Continued)
*   IAMGOLD Corp.(2446646)                                    19,800 $ 35,736             0.0%
#   IGM Financial, Inc.                                        2,900   83,833             0.0%
*   IMAX Corp.                                                 2,605  100,006             0.0%
    Imperial Oil, Ltd.(453038408)                              4,501  149,658             0.1%
    Imperial Oil, Ltd.(2454241)                                1,900   63,222             0.0%
*   Indigo Books & Music, Inc.                                 1,191   10,201             0.0%
#   Industrial Alliance Insurance & Financial Services, Inc.   3,902  128,018             0.1%
#   Innergex Renewable Energy, Inc.                            4,300   34,792             0.0%
    Intact Financial Corp.                                     2,500  178,552             0.1%
    Inter Pipeline, Ltd.                                       6,663  124,842             0.1%
*   Interfor Corp.                                             4,485   42,600             0.0%
    Intertape Polymer Group, Inc.                              3,000   33,680             0.0%
*   Ithaca Energy, Inc.                                       10,634    7,319             0.0%
    Jean Coutu Group PJC, Inc. (The) Class A                   3,100   47,249             0.0%
    Just Energy Group, Inc.(B693818)                           3,797   27,908             0.0%
#   Just Energy Group, Inc.(B63MCN1)                           2,638   19,388             0.0%
    K-Bro Linen, Inc.                                            600   23,126             0.0%
*   Katanga Mining, Ltd.                                      20,369    2,726             0.0%
*   Kelt Exploration, Ltd.                                       600    2,207             0.0%
#   Keyera Corp.                                               6,600  203,663             0.1%
#   Killam Properties, Inc.                                    2,800   22,291             0.0%
*   Kinross Gold Corp.(496902404)                             13,576   27,288             0.0%
*   Kinross Gold Corp.(B03Z841)                               19,085   38,386             0.0%
*   Kirkland Lake Gold, Inc.                                  14,700   62,393             0.0%
*   Klondex Mines, Ltd.                                          939    2,305             0.0%
*   Knight Therapeutics, Inc.                                    200    1,191             0.0%
*   Lake Shore Gold Corp.                                      9,481    8,411             0.0%
    Laurentian Bank of Canada                                  1,244   50,394             0.0%
    Leon's Furniture, Ltd.                                       536    5,800             0.0%
#   Lightstream Resources, Ltd.                                8,461    2,459             0.0%
    Linamar Corp.                                              3,357  195,089             0.1%
    Liquor Stores N.A., Ltd.                                   2,065   19,203             0.0%
    Loblaw Cos., Ltd.                                          4,061  213,974             0.1%
#   Long Run Exploration, Ltd.                                10,201    2,536             0.0%
    Lucara Diamond Corp.                                      11,400   14,385             0.0%
*   Lundin Mining Corp.                                       29,100   98,142             0.0%
    MacDonald Dettwiler & Associates, Ltd.                     1,843  109,853             0.0%
    Magna International, Inc.(559222401)                       1,596   84,157             0.0%
    Magna International, Inc.(2554475)                         8,500  448,272             0.1%
#*  Mainstreet Equity Corp.                                      540   13,426             0.0%
    Major Drilling Group International, Inc.                   6,000   19,043             0.0%
    Mandalay Resources Corp.                                   2,500    1,549             0.0%
#   Manitoba Telecom Services, Inc.                            1,300   28,563             0.0%
    Manulife Financial Corp.(56501R106)                       12,466  206,811             0.1%
    Manulife Financial Corp.(2492519)                         27,566  457,044             0.1%
#   Maple Leaf Foods, Inc.                                     4,392   69,830             0.0%
    Martinrea International, Inc.                              4,814   40,828             0.0%
    Medical Facilities Corp.                                   1,300   16,772             0.0%
*   MEG Energy Corp.                                           7,257   60,382             0.0%
    Methanex Corp.(59151K108)                                  3,711  148,180             0.1%
    Methanex Corp.(2654416)                                    2,100   83,785             0.0%
    Metro, Inc.                                                8,673  247,999             0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
CANADA -- (Continued)
*   Migao Corp.                                                3,700 $  1,698             0.0%
*   Mitel Networks Corp.                                       3,400   26,600             0.0%
    Morneau Shepell, Inc.                                      2,791   33,020             0.0%
    MTY Food Group, Inc.                                         300    6,956             0.0%
#   Mullen Group, Ltd.                                         4,289   57,270             0.0%
    National Bank of Canada                                   10,021  331,913             0.1%
    Nevsun Resources, Ltd.(64156L101)                          7,157   21,471             0.0%
    Nevsun Resources, Ltd.(2631486)                                8       24             0.0%
#   New Flyer Industries, Inc.                                 2,978   43,181             0.0%
*   New Gold, Inc.                                             7,300   18,088             0.0%
    Newalta Corp.                                              5,580   31,835             0.0%
    Norbord, Inc.                                                900   17,007             0.0%
    North American Energy Partners, Inc.                       1,900    4,275             0.0%
    North West Co., Inc. (The)                                 2,105   46,685             0.0%
#   Northland Power, Inc.                                      5,800   74,962             0.0%
*   NuVista Energy, Ltd.                                       5,700   20,139             0.0%
    OceanaGold Corp.                                          18,953   36,236             0.0%
    Onex Corp.                                                 2,100  127,323             0.1%
    Open Text Corp.                                            2,501  116,046             0.0%
    Osisko Gold Royalties, Ltd.                                2,400   24,925             0.0%
#   Pacific Exploration and Production Corp.                  21,429   41,789             0.0%
*   Painted Pony Petroleum, Ltd.                               5,840   19,919             0.0%
    Pan American Silver Corp.                                  8,111   61,400             0.0%
*   Paramount Resources, Ltd. Class A                          1,800   18,212             0.0%
*   Parex Resources, Inc.                                      6,121   45,968             0.0%
#   Parkland Fuel Corp.                                        4,800   83,512             0.0%
    Pason Systems, Inc.                                        5,701   83,884             0.0%
    Pembina Pipeline Corp.(B4PPQG5)                            4,513  113,367             0.0%
    Pembina Pipeline Corp.(B4PT2P8)                            2,820   70,888             0.0%
#   Pengrowth Energy Corp.                                    18,588   18,196             0.0%
#   Penn West Petroleum, Ltd.(B63FY34)                        12,096   14,061             0.0%
    Penn West Petroleum, Ltd.(707887105)                      14,206   16,621             0.0%
*   Performance Sports Group, Ltd.                               925   10,611             0.0%
    Peyto Exploration & Development Corp.                      2,442   50,429             0.0%
    PHX Energy Services Corp.                                  2,100    4,127             0.0%
*   Pilot Gold, Inc.                                             325       98             0.0%
#   Pizza Pizza Royalty Corp.                                    856    8,955             0.0%
    Potash Corp. of Saskatchewan, Inc.(2696980)                8,237  166,806             0.1%
    Potash Corp. of Saskatchewan, Inc.(73755L107)              9,259  187,310             0.1%
#   Precision Drilling Corp.(B5YPLH9)                         10,033   39,899             0.0%
    Precision Drilling Corp.(74022D308)                       12,221   48,273             0.0%
#   Premium Brands Holdings Corp.                              1,600   42,056             0.0%
#*  Primero Mining Corp.                                       7,744   17,826             0.0%
    Progressive Waste Solutions, Ltd.(B3DJGB7)                 3,243   77,975             0.0%
    Progressive Waste Solutions, Ltd.(74339G101)               4,000   96,200             0.0%
    Quebecor, Inc. Class B                                     2,400   56,513             0.0%
#*  Questerre Energy Corp. Class A                             7,500    1,262             0.0%
    Reitmans Canada, Ltd. Class A                                700    2,602             0.0%
    Richelieu Hardware, Ltd.                                   1,151   60,499             0.0%
#   Ritchie Bros Auctioneers, Inc.                             1,800   46,721             0.0%
*   RMP Energy, Inc.                                           7,100    9,719             0.0%
    Rogers Communications, Inc. Class B                       12,677  504,545             0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
CANADA -- (Continued)
#   Rogers Sugar, Inc.                                         5,600 $   17,388             0.0%
    RONA, Inc.                                                 5,459     56,986             0.0%
    Royal Bank of Canada(2754383)                             20,704  1,183,877             0.3%
    Royal Bank of Canada(780087102)                           15,119    859,213             0.2%
#   Russel Metals, Inc.                                        2,600     40,563             0.0%
#*  Sandstorm Gold, Ltd.                                       3,900     10,230             0.0%
*   Sandvine Corp.                                             9,200     18,856             0.0%
    Saputo, Inc.                                               5,425    129,360             0.1%
#   Savanna Energy Services Corp.                              4,268      3,786             0.0%
*   Sears Canada, Inc.                                           100        689             0.0%
    Secure Energy Services, Inc.                               4,900     32,564             0.0%
*   SEMAFO, Inc.                                              18,300     41,565             0.0%
#   Shaw Communications, Inc. Class B(2801836)                 1,951     40,509             0.0%
    Shaw Communications, Inc. Class B(82028K200)               7,734    160,480             0.1%
    ShawCor, Ltd.                                              3,200     67,911             0.0%
    Sherritt International Corp.                              10,000      6,271             0.0%
    Sienna Senior Living, Inc.                                 1,738     23,074             0.0%
#*  Sierra Wireless, Inc.                                        995     24,795             0.0%
*   Silver Standard Resources, Inc.(2218458)                   3,100     21,361             0.0%
*   Silver Standard Resources, Inc.(82823L106)                 2,600     17,940             0.0%
    Silver Wheaton Corp.                                       4,799     65,218             0.0%
#   SNC-Lavalin Group, Inc.                                    7,849    251,569             0.1%
#   Sprott, Inc.                                               9,600     18,942             0.0%
    Stantec, Inc.(2854238)                                     1,758     44,125             0.0%
    Stantec, Inc.(85472N109)                                   2,009     50,406             0.0%
    Stella-Jones, Inc.                                         1,100     40,480             0.0%
    Stuart Olson, Inc.                                         1,000      4,703             0.0%
#   Student Transportation, Inc.                               2,312      9,601             0.0%
    Sun Life Financial, Inc.(866796105)                        4,997    168,449             0.1%
#   Sun Life Financial, Inc.(2566124)                          3,599    121,380             0.1%
    Suncor Energy, Inc.(867224107)                            12,373    367,849             0.1%
    Suncor Energy, Inc.(B3NB1P2)                              18,330    545,442             0.2%
*   SunOpta, Inc.                                              3,100     16,666             0.0%
#   Superior Plus Corp.                                       10,200     83,310             0.0%
#   Surge Energy, Inc.                                        22,900     51,488             0.0%
    Tahoe Resources, Inc.                                      3,076     25,685             0.0%
*   Taseko Mines, Ltd.                                         5,100      2,574             0.0%
    Teck Resources, Ltd. Class B(878742204)                   14,231     83,536             0.0%
    Teck Resources, Ltd. Class B(2879327)                      1,399      8,195             0.0%
    TELUS Corp.                                                4,708    157,125             0.1%
*   Tembec, Inc.                                                 500        444             0.0%
*   Teranga Gold Corp.                                        21,700      8,961             0.0%
*   Thompson Creek Metals Co., Inc.                            7,800      3,758             0.0%
    Thomson Reuters Corp.(2126067)                             2,793    114,569             0.0%
#   Thomson Reuters Corp.(2889371)                             3,376    138,593             0.1%
    TMX Group, Ltd.                                              800     28,223             0.0%
    TORC Oil & Gas, Ltd.                                       6,683     33,885             0.0%
    Toromont Industries, Ltd.                                  2,500     65,062             0.0%
#   Toronto-Dominion Bank (The)(2897222)                      24,340    999,213             0.3%
    Toronto-Dominion Bank (The)(891160509)                    10,509    431,079             0.1%
    Torstar Corp. Class B                                      1,400      4,336             0.0%
    Total Energy Services, Inc.                                1,800     20,194             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------ ----------- ---------------
CANADA -- (Continued)
*   Tourmaline Oil Corp.                                       9,093 $   189,220             0.1%
    TransAlta Corp.(89346D107)                                15,646      72,597             0.0%
#   TransAlta Corp.(2901628)                                   4,800      22,392             0.0%
#   TransAlta Renewables, Inc.                                 2,700      20,855             0.0%
    TransCanada Corp.(2665184)                                 6,000     201,897             0.1%
    TransCanada Corp.(89353D107)                                 599      20,120             0.0%
    Transcontinental, Inc. Class A                             5,200      80,132             0.0%
    TransForce, Inc.                                           4,257      83,278             0.0%
    TransGlobe Energy Corp.                                    3,755      10,223             0.0%
#   Trilogy Energy Corp.                                       2,561       8,618             0.0%
    Trinidad Drilling, Ltd.                                    9,958      17,287             0.0%
#   Twin Butte Energy, Ltd.                                   13,123       2,860             0.0%
    Uni-Select, Inc.                                           1,300      64,423             0.0%
*   Valeant Pharmaceuticals International, Inc.(B3XSX46)       1,798     167,810             0.1%
*   Valeant Pharmaceuticals International, Inc.(91911K102)       899      84,299             0.0%
    Valener, Inc.                                              1,900      24,455             0.0%
#   Veresen, Inc.                                              6,700      58,310             0.0%
#   Vermilion Energy, Inc.(B607XS1)                              767      26,988             0.0%
    Vermilion Energy, Inc.(923725105)                          2,400      84,552             0.0%
#   Wajax Corp.                                                  900      16,512             0.0%
    West Fraser Timber Co., Ltd.                               2,600      92,002             0.0%
    Western Energy Services Corp.                              3,100       9,791             0.0%
    Western Forest Products, Inc.                             13,082      19,309             0.0%
    Westjet Airlines, Ltd.                                     1,100      20,358             0.0%
    Westshore Terminals Investment Corp.                       2,900      48,370             0.0%
    Whistler Blackcomb Holdings, Inc.                            791      12,201             0.0%
#   Whitecap Resources, Inc.                                  12,186     108,198             0.0%
    Wi-Lan, Inc.                                               9,000      16,725             0.0%
    Winpak, Ltd.                                                 911      27,526             0.0%
    WSP Global, Inc.                                           2,900     100,954             0.0%
*   Xtreme Drilling & Coil Services Corp.                        500         769             0.0%
    Yamana Gold, Inc.(2219279)                                11,168      24,427             0.0%
    Yamana Gold, Inc.(98462Y100)                              10,704      23,442             0.0%
*   Yellow Pages, Ltd.                                         1,347      17,440             0.0%
#   Zargon Oil & Gas, Ltd.                                     1,700       1,781             0.0%
                                                                     -----------             ---
TOTAL CANADA                                                          31,039,890             7.7%
                                                                     -----------             ---
CHINA -- (0.0%)
*   Hanfeng Evergreen, Inc.                                    2,300         228             0.0%
                                                                     -----------             ---
DENMARK -- (1.7%)
    ALK-Abello A.S.                                               90       9,789             0.0%
    Alm Brand A.S.                                             7,943      44,998             0.0%
    Ambu A.S. Class B                                          1,528      41,402             0.0%
    AP Moeller - Maersk A.S. Class A                              74     106,108             0.0%
    AP Moeller - Maersk A.S. Class B                             144     212,518             0.1%
#*  Bang & Olufsen A.S.                                        1,307       8,598             0.0%
    Carlsberg A.S. Class B                                     4,002     327,880             0.1%
    Chr Hansen Holding A.S.                                    4,228     254,031             0.1%
    Coloplast A.S. Class B                                     2,099     150,549             0.1%
#*  D/S Norden A.S.                                              884      17,626             0.0%
    Danske Bank A.S.                                          13,524     372,095             0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
DENMARK -- (Continued)
    DFDS A.S.                                                  1,845 $   56,033             0.0%
    DSV A.S.                                                   4,940    200,462             0.1%
#   FLSmidth & Co. A.S.                                        2,062     78,056             0.0%
*   Genmab A.S.                                                1,512    149,205             0.1%
    GN Store Nord A.S.                                         4,707     85,854             0.0%
*   H Lundbeck A.S.                                            2,698     79,259             0.0%
    IC Group A.S.                                                435     11,977             0.0%
    ISS A.S.                                                     309     10,869             0.0%
*   Jeudan A.S.                                                  126     12,492             0.0%
    NKT Holding A.S.                                           1,148     62,476             0.0%
#   Novo Nordisk A.S. Class B                                 36,676  1,947,623             0.5%
    Novo Nordisk A.S. Sponsored ADR                           14,665    779,885             0.2%
    Novozymes A.S. Class B                                     9,111    422,360             0.1%
    Pandora A.S.                                               4,736    546,522             0.1%
    PER Aarsleff A.S. Class B                                    176     59,064             0.0%
    Ringkjoebing Landbobank A.S.                                 186     39,839             0.0%
    Rockwool International A.S. Class B                          168     26,322             0.0%
    Royal Unibrew A.S.                                         2,130     84,342             0.0%
    Schouw & Co.                                               1,062     55,495             0.0%
    SimCorp A.S.                                               2,132    104,604             0.0%
    Solar A.S. Class B                                           193     11,771             0.0%
    Spar Nord Bank A.S.                                        5,069     48,555             0.0%
    Sydbank A.S.                                               1,413     46,479             0.0%
    TDC A.S.                                                  38,120    199,287             0.1%
*   TK Development A.S.                                        6,708      8,165             0.0%
*   Topdanmark A.S.                                            4,158    110,645             0.0%
    Tryg A.S.                                                  1,965     35,313             0.0%
    United International Enterprises                              46      7,183             0.0%
    Vestas Wind Systems A.S.                                   6,519    380,085             0.1%
*   William Demant Holding A.S.                                  640     55,602             0.0%
                                                                     ----------             ---
TOTAL DENMARK                                                         7,261,418             1.8%
                                                                     ----------             ---
FINLAND -- (1.4%)
    Ahlstrom Oyj                                                 715      5,796             0.0%
    Alma Media Oyj                                             1,118      3,317             0.0%
    Amer Sports Oyj                                            6,921    194,242             0.1%
    Atria Oyj                                                    677      6,142             0.0%
    Cargotec Oyj Class B                                       2,527     90,083             0.0%
    Caverion Corp.                                             5,205     45,318             0.0%
    Citycon Oyj                                               13,512     35,555             0.0%
    Cramo Oyj                                                    704     12,928             0.0%
    Elisa Oyj                                                  5,566    209,706             0.1%
#   F-Secure Oyj                                               5,286     15,791             0.0%
*   Finnair Oyj                                                5,199     21,496             0.0%
    Fiskars Oyj Abp                                            2,051     42,464             0.0%
    Fortum Oyj                                                16,959    254,315             0.1%
    HKScan Oyj Class A                                         1,428      5,747             0.0%
    Huhtamaki Oyj                                              4,832    170,470             0.1%
    Kemira Oyj                                                 7,513     88,988             0.0%
    Kesko Oyj Class A                                            985     30,387             0.0%
    Kesko Oyj Class B                                          4,642    148,193             0.0%
    Kone Oyj Class B                                          11,865    506,048             0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
FINLAND -- (Continued)
#   Konecranes Oyj                                             1,777 $   47,638             0.0%
    Lassila & Tikanoja Oyj                                     1,339     25,906             0.0%
*   Lemminkainen Oyj                                              71      1,025             0.0%
    Metsa Board Oyj                                           12,945     82,359             0.0%
    Metso Oyj                                                  6,557    160,529             0.0%
    Munksjo Oyj                                                  394      3,672             0.0%
    Neste Oyj                                                 11,745    286,372             0.1%
    Nokia Oyj                                                 77,733    578,245             0.2%
#   Nokia Oyj Sponsored ADR                                   49,629    368,247             0.1%
    Nokian Renkaat Oyj                                         8,363    315,507             0.1%
    Olvi Oyj Class A                                             837     20,299             0.0%
*   Oriola-KD Oyj Class B                                      4,703     22,981             0.0%
    Orion Oyj Class A                                            822     29,213             0.0%
    Orion Oyj Class B                                          5,203    185,838             0.1%
#*  Outokumpu Oyj                                              9,606     32,619             0.0%
#   Outotec Oyj                                                6,732     23,155             0.0%
    PKC Group Oyj                                              1,567     28,842             0.0%
*   Poyry Oyj                                                    706      3,070             0.0%
    Raisio Oyj Class V                                         7,663     36,094             0.0%
    Ramirent Oyj                                               4,086     31,756             0.0%
    Sampo Oyj Class A                                          8,221    401,823             0.1%
    Sanoma Oyj                                                 2,591     11,359             0.0%
#*  Stockmann Oyj Abp Class B                                  3,923     30,564             0.0%
    Stora Enso Oyj Class R                                    38,614    358,191             0.1%
    Technopolis Oyj                                            3,759     15,173             0.0%
    Tieto Oyj                                                  1,835     47,055             0.0%
    Tikkurila Oyj                                              1,578     28,965             0.0%
    UPM-Kymmene Oyj                                           22,767    426,220             0.1%
    Uponor Oyj                                                 1,353     18,013             0.0%
    Vaisala Oyj Class A                                           69      1,844             0.0%
    Valmet OYJ                                                 4,261     44,847             0.0%
    Wartsila Oyj Abp                                           8,044    343,406             0.1%
    YIT Oyj                                                    2,419     12,751             0.0%
                                                                     ----------             ---
TOTAL FINLAND                                                         5,910,564             1.5%
                                                                     ----------             ---
FRANCE -- (8.9%)
    Accor SA                                                   6,942    344,736             0.1%
    Aeroports de Paris                                           473     59,420             0.0%
*   Air France-KLM                                             4,416     32,308             0.0%
    Air Liquide SA                                             8,648  1,118,804             0.3%
    Airbus Group SE                                           20,960  1,459,555             0.4%
    Akka Technologies                                            336      9,268             0.0%
    Albioma SA                                                 1,225     19,915             0.0%
*   Alcatel-Lucent                                             7,712     31,306             0.0%
*   Alstom SA                                                  5,255    171,051             0.1%
    Alten SA                                                   1,283     66,508             0.0%
    Altran Technologies SA                                     7,167     89,347             0.0%
    April SA                                                     564      7,999             0.0%
    Arkema SA                                                  4,378    319,938             0.1%
    Atos SE                                                    4,843    385,534             0.1%
    AXA SA                                                    55,083  1,470,061             0.4%
    AXA SA Sponsored ADR                                       2,900     77,430             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
FRANCE -- (Continued)
    Axway Software SA                                            228 $    6,076             0.0%
    Beneteau SA                                                1,571     23,824             0.0%
    BioMerieux                                                   398     46,237             0.0%
    BNP Paribas SA                                            28,897  1,751,077             0.4%
    Boiron SA                                                    269     23,779             0.0%
    Bollore SA                                                30,947    152,984             0.0%
    Bonduelle SCA                                              1,054     26,258             0.0%
    Bouygues SA                                                7,656    289,374             0.1%
    Bureau Veritas SA                                         11,414    257,795             0.1%
    Cap Gemini SA                                              3,734    332,012             0.1%
    Carrefour SA                                              23,248    757,559             0.2%
    Casino Guichard Perrachon SA                               2,821    162,080             0.0%
*   Cegedim SA                                                   320     11,323             0.0%
    Cegid Group SA                                               638     30,001             0.0%
#*  CGG SA Sponsored ADR                                       5,600     22,680             0.0%
    Chargeurs SA                                               1,125      9,634             0.0%
    Christian Dior SE                                          1,793    352,400             0.1%
#   Cie de Saint-Gobain                                       13,332    558,092             0.1%
    Cie des Alpes                                                550     10,235             0.0%
    Cie Generale des Etablissements Michelin                  12,344  1,227,929             0.3%
    CNP Assurances                                             3,094     44,134             0.0%
    Credit Agricole SA                                        25,668    324,199             0.1%
    Danone SA                                                 10,516    730,863             0.2%
    Dassault Systemes                                          1,728    136,319             0.0%
    Dassault Systemes ADR                                      1,000     78,840             0.0%
*   Derichebourg SA                                            4,522     13,877             0.0%
    Devoteam SA                                                  372     12,089             0.0%
    Edenred                                                    9,866    181,148             0.1%
    Eiffage SA                                                 2,122    132,204             0.0%
    Electricite de France SA                                   2,758     51,264             0.0%
    Elior                                                        665     12,608             0.0%
    Engie SA                                                  37,769    660,988             0.2%
    Essilor International SA                                   7,445    977,256             0.3%
*   Esso SA Francaise                                             72      4,128             0.0%
#*  Etablissements Maurel et Prom                              4,987     17,940             0.0%
    Euler Hermes Group                                           327     30,690             0.0%
    Eurofins Scientific SE                                       426    154,101             0.0%
    Eutelsat Communications SA                                 7,263    239,385             0.1%
    Faiveley Transport SA                                         99     10,442             0.0%
    Faurecia                                                   3,264    129,021             0.0%
    Fimalac                                                      138     12,406             0.0%
*   GameLoft SE                                                5,109     29,132             0.0%
    Gaztransport Et Technigaz SA                                 415     20,763             0.0%
    GL Events                                                    729     13,891             0.0%
    Groupe Crit                                                  204     11,057             0.0%
    Groupe Eurotunnel SE                                      11,668    163,331             0.1%
*   Groupe Fnac SA                                               574     37,191             0.0%
    Guerbet                                                      390     26,453             0.0%
    Haulotte Group SA                                            105      1,486             0.0%
    Havas SA                                                   1,598     13,840             0.0%
    Hermes International                                         346    133,088             0.0%
    Iliad SA                                                     517    108,578             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
FRANCE -- (Continued)
    Imerys SA                                                  2,399 $  164,165             0.1%
    Ingenico Group SA                                          2,672    314,899             0.1%
    Interparfums SA                                              511     13,075             0.0%
    Ipsen SA                                                   1,400     88,295             0.0%
    IPSOS                                                      2,411     48,908             0.0%
    Jacquet Metal Service                                      1,384     20,180             0.0%
    JCDecaux SA                                                2,368     96,183             0.0%
    Kering                                                     2,738    506,378             0.1%
    Korian SA                                                  2,058     77,797             0.0%
    L'Oreal SA                                                 5,570  1,015,437             0.3%
    Lagardere SCA                                              7,852    228,457             0.1%
*   Le Noble Age                                                 374      8,879             0.0%
    Lectra                                                     2,717     32,055             0.0%
    Legrand SA                                                 9,815    537,901             0.1%
    LISI                                                       1,050     25,633             0.0%
    LVMH Moet Hennessy Louis Vuitton SE                        7,333  1,365,181             0.4%
    Maisons France Confort                                       226      9,866             0.0%
    Manitou BF SA                                                582      8,044             0.0%
    Mersen                                                       738     13,846             0.0%
    Metropole Television SA                                    2,334     44,896             0.0%
    MGI Coutier                                                1,450     25,887             0.0%
    Montupet                                                     676     52,994             0.0%
    Natixis SA                                                34,914    213,725             0.1%
#*  Naturex                                                      359     25,252             0.0%
    Neopost SA                                                 1,054     26,186             0.0%
*   Nexans SA                                                  1,693     67,298             0.0%
    Nexity SA                                                  1,680     74,341             0.0%
*   NRJ Group                                                  2,272     21,085             0.0%
*   Numericable-SFR SAS                                          305     13,782             0.0%
    Oeneo SA                                                   3,040     21,408             0.0%
    Orange SA                                                 44,704    788,207             0.2%
    Orange SA Sponsored ADR                                    5,900    103,545             0.0%
    Orpea                                                      1,505    120,736             0.0%
    Pernod Ricard SA                                           3,326    391,368             0.1%
*   Peugeot SA                                                21,075    370,277             0.1%
*   Pierre & Vacances SA                                         107      2,929             0.0%
    Plastic Omnium SA                                          3,807    109,889             0.0%
    Publicis Groupe SA                                         6,312    408,861             0.1%
    Rallye SA                                                  1,419     26,239             0.0%
    Renault SA                                                 8,070    760,388             0.2%
    Rexel SA                                                  10,923    149,075             0.0%
    Rubis SCA                                                  1,626    130,322             0.0%
    Safran SA                                                  6,593    500,765             0.1%
    Saft Groupe SA                                             1,686     43,457             0.0%
    Samse SA                                                       4        525             0.0%
    Sanofi                                                    11,467  1,156,743             0.3%
    Sanofi ADR                                                 9,456    476,015             0.1%
    Sartorius Stedim Biotech                                     117     41,314             0.0%
    Savencia SA                                                  214     13,341             0.0%
    Schneider Electric SE(B11BPS1)                               278     16,799             0.0%
    Schneider Electric SE(4834108)                            12,325    743,384             0.2%
    SCOR SE                                                    8,577    318,916             0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------ ----------- ---------------
FRANCE -- (Continued)
    SEB SA                                                     1,533 $   155,700             0.0%
#*  Sequana SA                                                   986       4,241             0.0%
    SES SA                                                     8,230     242,829             0.1%
    Societe BIC SA                                             1,286     204,934             0.1%
    Societe Generale SA                                       16,521     767,288             0.2%
    Societe Television Francaise 1                             2,666      34,249             0.0%
    Sodexo SA                                                  2,178     193,606             0.1%
#*  SOITEC                                                    17,198      13,967             0.0%
#   Solocal Group                                              2,292      18,633             0.0%
    Somfy SA                                                      27       8,438             0.0%
    Sopra Steria Group                                           756      85,998             0.0%
    Stef SA                                                      339      24,969             0.0%
    STMicroelectronics NV(2430025)                             8,829      60,832             0.0%
    STMicroelectronics NV(5962332)                            32,349     222,893             0.1%
    Suez Environnement Co.                                    15,842     300,805             0.1%
    Synergie SA                                                  669      17,899             0.0%
    Technicolor SA                                            13,505      91,332             0.0%
    Technip SA                                                 6,118     318,807             0.1%
    Teleperformance                                            2,696     211,585             0.1%
    Tessi SA                                                      91      11,457             0.0%
    Thales SA                                                  5,089     367,890             0.1%
*   Theolia SA                                                   478         309             0.0%
    Total Gabon                                                   24       4,775             0.0%
    Total SA                                                  49,169   2,377,755             0.6%
    Total SA Sponsored ADR                                     8,500     409,955             0.1%
    Trigano SA                                                 1,235      59,380             0.0%
*   UBISOFT Entertainment                                      6,818     204,276             0.1%
    Valeo SA                                                   5,402     834,205             0.2%
#   Vallourec SA                                               5,013      55,490             0.0%
#*  Valneva SE                                                   115         428             0.0%
    Veolia Environnement SA                                   24,398     566,771             0.2%
    Veolia Environnement SA ADR                                1,059      24,622             0.0%
    Vicat                                                        714      45,744             0.0%
    VIEL & Cie SA                                                300       1,050             0.0%
    Vilmorin & Cie SA                                            155      10,906             0.0%
    Vinci SA                                                  12,733     857,265             0.2%
    Virbac SA                                                    170      33,868             0.0%
    Vivendi SA                                                 9,434     226,943             0.1%
*   Worldline SA                                                 474      11,496             0.0%
    Zodiac Aerospace                                           5,594     141,118             0.0%
                                                                     -----------             ---
TOTAL FRANCE                                                          37,287,077             9.3%
                                                                     -----------             ---
GERMANY -- (6.5%)
    Aareal Bank AG                                             3,892     148,278             0.1%
    Adidas AG                                                  7,418     664,790             0.2%
*   ADVA Optical Networking SE                                 1,788      19,355             0.0%
#*  AIXTRON SE                                                 1,469       9,348             0.0%
    Allianz SE                                                 7,792   1,364,128             0.4%
    Allianz SE Sponsored ADR                                  10,000     175,500             0.1%
    Amadeus Fire AG                                              211      17,604             0.0%
    Aurubis AG                                                 1,902     127,053             0.0%
    Axel Springer SE                                           1,857     104,363             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
GERMANY -- (Continued)
    BASF SE                                                   15,630 $1,280,469             0.3%
    Bauer AG                                                     657     13,869             0.0%
    Bayer AG                                                   3,282    437,607             0.1%
    Bayerische Motoren Werke AG                               11,648  1,193,085             0.3%
#   BayWa AG                                                     820     27,756             0.0%
    Bechtle AG                                                   976     90,082             0.0%
    Beiersdorf AG                                              2,841    269,826             0.1%
    Bertrandt AG                                                 185     21,698             0.0%
    Bijou Brigitte AG                                            249     13,828             0.0%
    Bilfinger SE                                               1,030     46,162             0.0%
    Biotest AG                                                   333      5,020             0.0%
#   Borussia Dortmund GmbH & Co. KGaA                          5,615     24,998             0.0%
    Brenntag AG                                                6,653    401,730             0.1%
    CANCOM SE                                                    527     20,673             0.0%
    Carl Zeiss Meditec AG                                      1,463     42,853             0.0%
    Cewe Stiftung & Co. KGAA                                     374     22,494             0.0%
    Comdirect Bank AG                                          2,270     27,469             0.0%
*   Commerzbank AG                                            27,835    306,117             0.1%
    CompuGroup Medical AG                                      1,589     46,822             0.0%
*   Constantin Medien AG                                       3,713      7,522             0.0%
    Continental AG                                             3,052    732,876             0.2%
*   CropEnergies AG                                            1,674     10,350             0.0%
    CTS Eventim AG & Co. KGaA                                  1,413     55,304             0.0%
    Daimler AG                                                23,024  1,996,497             0.5%
#   Delticom AG                                                   86      1,984             0.0%
    Deutsche Bank AG(D18190898)                               16,279    454,998             0.1%
    Deutsche Bank AG(5750355)                                 16,124    451,291             0.1%
    Deutsche Boerse AG                                         3,237    298,466             0.1%
*   Deutsche Lufthansa AG                                      4,149     61,271             0.0%
    Deutsche Post AG                                          19,450    577,789             0.2%
    Deutsche Telekom AG                                       49,700    930,960             0.2%
    Deutsche Telekom AG Sponsored ADR                          6,013    112,203             0.0%
    Deutsche Wohnen AG                                        12,888    363,312             0.1%
    Deutz AG                                                   4,780     17,912             0.0%
*   Dialog Semiconductor P.L.C.                                2,787    103,104             0.0%
    DIC Asset AG                                               2,716     26,722             0.0%
    DMG Mori AG                                                3,068    121,815             0.0%
    Drillisch AG                                               2,194    113,146             0.0%
    Duerr AG                                                   1,262    105,078             0.0%
    E.ON SE                                                   21,141    223,020             0.1%
    Elmos Semiconductor AG                                     1,078     15,977             0.0%
    ElringKlinger AG                                           1,506     33,697             0.0%
*   Evotec AG                                                  6,271     27,326             0.0%
    Fielmann AG                                                1,324     92,692             0.0%
    Fraport AG Frankfurt Airport Services Worldwide            1,504     95,358             0.0%
    Freenet AG                                                 5,218    176,023             0.1%
    Fresenius Medical Care AG & Co. KGaA                       5,219    469,749             0.1%
#   Fresenius Medical Care AG & Co. KGaA ADR                   7,913    355,531             0.1%
    Fresenius SE & Co. KGaA                                   13,058    959,533             0.3%
    Fuchs Petrolub SE                                          1,726     71,445             0.0%
    GEA Group AG                                               7,460    298,964             0.1%
    Gerresheimer AG                                            1,582    123,356             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
GERMANY -- (Continued)
#   Gerry Weber International AG                                 992 $ 16,150             0.0%
    Gesco AG                                                     211   14,952             0.0%
    GFK SE                                                       679   25,021             0.0%
#   GFT Technologies SE                                        1,964   57,921             0.0%
#   Grammer AG                                                   916   24,428             0.0%
    Grenkeleasing AG                                             342   62,750             0.0%
*   H&R AG                                                        95      858             0.0%
    Hamburger Hafen und Logistik AG                              465    6,726             0.0%
    Hannover Rueck SE                                          2,191  253,302             0.1%
    HeidelbergCement AG                                        5,119  381,209             0.1%
*   Heidelberger Druckmaschinen AG                             5,179   14,868             0.0%
    Henkel AG & Co. KGaA                                       1,013   93,503             0.0%
    Hochtief AG                                                1,447  134,618             0.1%
    Hornbach Baumarkt AG                                         298   10,647             0.0%
    Hugo Boss AG                                               2,596  266,937             0.1%
    Indus Holding AG                                           1,216   56,604             0.0%
    Infineon Technologies AG                                  16,198  199,526             0.1%
    Infineon Technologies AG ADR                               7,164   88,834             0.0%
    Jenoptik AG                                                3,400   54,979             0.0%
    K+S AG                                                     8,186  206,642             0.1%
    KION Group AG                                              2,000   90,124             0.0%
#   Kloeckner & Co. SE                                         4,433   39,488             0.0%
*   Koenig & Bauer AG                                            655   20,541             0.0%
#*  Kontron AG                                                 4,419   15,052             0.0%
    Krones AG                                                    579   69,639             0.0%
#   KUKA AG                                                    1,177   99,466             0.0%
    KWS Saat SE                                                  115   37,182             0.0%
    Lanxess AG                                                 4,658  249,961             0.1%
    LEG Immobilien AG                                          1,507  120,146             0.0%
    Leoni AG                                                   1,659   67,768             0.0%
    Linde AG                                                   3,075  533,375             0.1%
#   LPKF Laser & Electronics AG                                1,858   17,254             0.0%
    MAN SE                                                       957   99,722             0.0%
#*  Manz AG                                                      207    9,555             0.0%
    Merck KGaA                                                 2,074  202,481             0.1%
    Metro AG                                                   9,477  291,566             0.1%
    MLP AG                                                       696    3,025             0.0%
    MTU Aero Engines AG                                        2,578  238,487             0.1%
    Muenchener Rueckversicherungs-Gesellschaft AG              3,568  711,438             0.2%
    Nemetschek AG                                                996   42,928             0.0%
*   Nordex SE                                                  2,066   67,484             0.0%
    Norma Group SE                                             1,455   74,617             0.0%
    Osram Licht AG                                             2,726  160,209             0.1%
*   Patrizia Immobilien AG                                     2,488   68,393             0.0%
    Pfeiffer Vacuum Technology AG                                214   26,650             0.0%
    PNE Wind AG                                                7,350   19,113             0.0%
    ProSiebenSat.1 Media SE                                    3,782  204,363             0.1%
    Puma SE                                                      191   42,743             0.0%
*   QIAGEN NV                                                  2,311   55,857             0.0%
#   QSC AG                                                     4,612    8,084             0.0%
#   R Stahl AG                                                   392   12,513             0.0%
    Rational AG                                                  165   65,479             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
GERMANY -- (Continued)
    Rheinmetall AG                                              1,210 $    76,105             0.0%
    Rhoen-Klinikum AG                                           1,696      50,593             0.0%
    RTL Group SA                                                1,247     107,871             0.0%
    RWE AG                                                     18,215     253,139             0.1%
    SAF-Holland SA                                              1,934      28,227             0.0%
    SAP SE                                                      7,638     602,142             0.2%
#   SAP SE Sponsored ADR                                        9,962     784,109             0.2%
    Schaltbau Holding AG                                          344      19,156             0.0%
#*  SGL Carbon SE                                               1,231      22,585             0.0%
    SHW AG                                                        515      13,483             0.0%
    Siemens AG                                                  8,376     841,320             0.2%
    Siemens AG Sponsored ADR                                    2,787     280,289             0.1%
    Sixt SE                                                       979      54,602             0.0%
*   SMA Solar Technology AG                                       500      24,104             0.0%
    Software AG                                                 2,593      75,339             0.0%
    Stada Arzneimittel AG                                       3,040     115,649             0.0%
    Stroeer SE                                                  1,675     105,684             0.0%
    Suedzucker AG                                               2,341      43,689             0.0%
    Surteco SE                                                    830      16,202             0.0%
#*  Suss Microtec AG                                            1,680      12,750             0.0%
    Symrise AG                                                  5,601     368,639             0.1%
#   TAG Immobilien AG                                           4,316      55,866             0.0%
    Takkt AG                                                      951      17,660             0.0%
*   Talanx AG                                                   2,680      85,874             0.0%
    Telefonica Deutschland Holding AG                          20,738     133,504             0.0%
    ThyssenKrupp AG                                            12,532     252,519             0.1%
    United Internet AG                                          3,404     176,745             0.1%
    Vonovia SE                                                  6,308     210,278             0.1%
*   Vossloh AG                                                    284      20,870             0.0%
    VTG AG                                                        506      16,509             0.0%
    Wacker Chemie AG                                            1,150     100,920             0.0%
    Wacker Neuson SE                                            1,285      17,869             0.0%
    Wincor Nixdorf AG                                             165       8,463             0.0%
    XING AG                                                        95      18,752             0.0%
    Zeal Network SE                                               389      17,850             0.0%
                                                                      -----------             ---
TOTAL GERMANY                                                          27,172,782             6.8%
                                                                      -----------             ---
HONG KONG -- (1.8%)
    AIA Group, Ltd.                                           100,400     588,033             0.2%
    Allied Properties HK, Ltd.                                 48,000      10,250             0.0%
    APT Satellite Holdings, Ltd.                               29,250      28,814             0.0%
    Asia Satellite Telecommunications Holdings, Ltd.            3,000       4,460             0.0%
#   ASM Pacific Technology, Ltd.                                8,100      57,515             0.0%
#   Associated International Hotels, Ltd.                       4,000      11,131             0.0%
    Bank of East Asia, Ltd.                                    26,778     100,227             0.0%
    BOC Hong Kong Holdings, Ltd.                               76,000     243,024             0.1%
#*  Brightoil Petroleum Holdings, Ltd.                         83,000      29,540             0.0%
    Cafe de Coral Holdings, Ltd.                                8,000      27,059             0.0%
    Cathay Pacific Airways, Ltd.                               35,000      69,237             0.0%
    Cheung Kong Infrastructure Holdings, Ltd.                   9,000      83,782             0.0%
    Cheung Kong Property Holdings, Ltd.                        43,204     302,859             0.1%
    Chow Sang Sang Holdings International, Ltd.                11,000      21,371             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
HONG KONG -- (Continued)
#   Chow Tai Fook Jewellery Group, Ltd.                        14,200 $ 12,148             0.0%
    CITIC Telecom International Holdings, Ltd.                 88,000   36,481             0.0%
    CK Hutchison Holdings, Ltd.                                35,704  490,749             0.1%
    CK Life Sciences Int'l Holdings, Inc.                     286,000   26,848             0.0%
    CLP Holdings, Ltd.                                         37,500  327,214             0.1%
    Dickson Concepts International, Ltd.                        6,500    2,431             0.0%
    Emperor International Holdings, Ltd.                      140,000   27,210             0.0%
#   Esprit Holdings, Ltd.                                      37,300   41,569             0.0%
#   Far East Consortium International, Ltd/HK                  64,000   23,353             0.0%
    First Pacific Co., Ltd.                                   172,000  117,918             0.1%
    G-Resources Group, Ltd.                                   488,400   10,914             0.0%
    Galaxy Entertainment Group, Ltd.                           18,000   61,486             0.0%
#   Genting Hong Kong, Ltd.                                    96,000   29,640             0.0%
    Giordano International, Ltd.                               14,000    7,566             0.0%
*   Global Brands Group Holding, Ltd.                         143,360   29,722             0.0%
    Glorious Sun Enterprises, Ltd.                             14,000    2,430             0.0%
    Haitong International Securities Group, Ltd.               71,604   39,844             0.0%
    Hang Lung Group, Ltd.                                       4,000   14,555             0.0%
    Hang Lung Properties, Ltd.                                 27,000   66,134             0.0%
    Hang Seng Bank, Ltd.                                       12,700  232,338             0.1%
    Hanison Construction Holdings, Ltd.                        11,871    2,178             0.0%
    Harbour Centre Development, Ltd.                            2,000    3,343             0.0%
    Henderson Land Development Co., Ltd.                       43,227  275,524             0.1%
    HKR International, Ltd.                                    48,800   21,734             0.0%
    Hong Kong & China Gas Co., Ltd.                           104,105  211,345             0.1%
    Hong Kong Aircraft Engineering Co., Ltd.                      800    6,496             0.0%
    Hong Kong Exchanges and Clearing, Ltd.                     15,500  404,423             0.1%
    Hongkong & Shanghai Hotels (The)                            6,500    7,383             0.0%
#   Hongkong Chinese, Ltd.                                     58,000   10,051             0.0%
    Hopewell Holdings, Ltd.                                    15,500   55,929             0.0%
    Hysan Development Co., Ltd.                                26,000  115,156             0.0%
    Johnson Electric Holdings, Ltd.                             1,000    3,654             0.0%
    Kerry Logistics Network, Ltd.                              14,500   21,567             0.0%
    Kerry Properties, Ltd.                                     36,000  106,334             0.0%
#*  Kingston Financial Group, Ltd.                             96,000   37,915             0.0%
    Kowloon Development Co., Ltd.                               7,000    7,917             0.0%
    L'Occitane International SA                                20,500   41,226             0.0%
    Lai Sun Development Co., Ltd.                             659,000   12,025             0.0%
    Li & Fung, Ltd.                                           215,360  174,861             0.1%
    Lifestyle International Holdings, Ltd.                     13,500   19,488             0.0%
    Luk Fook Holdings International, Ltd.                      14,000   36,025             0.0%
*   Macau Legend Development, Ltd.                             43,000    6,130             0.0%
    Man Wah Holdings, Ltd.                                     35,200   40,211             0.0%
    Melco Crown Entertainment, Ltd. ADR                         1,858   34,800             0.0%
#   Melco International Development, Ltd.                      17,000   26,359             0.0%
    MGM China Holdings, Ltd.                                   12,000   17,534             0.0%
#*  Midland Holdings, Ltd.                                     18,000    7,875             0.0%
    MTR Corp., Ltd.                                            10,051   45,598             0.0%
    NagaCorp, Ltd.                                             48,000   33,884             0.0%
    New World Development Co., Ltd.                            55,914   59,566             0.0%
#   Newocean Energy Holdings, Ltd.                             50,000   20,359             0.0%
    NWS Holdings, Ltd.                                         34,655   52,174             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
HONG KONG -- (Continued)
    Orient Overseas International, Ltd.                          11,000 $   52,454             0.0%
#   Pacific Basin Shipping, Ltd.                                 62,000     18,180             0.0%
    Pacific Textiles Holdings, Ltd.                              20,000     28,498             0.0%
    PCCW, Ltd.                                                  101,000     54,124             0.0%
    Power Assets Holdings, Ltd.                                  19,500    194,206             0.1%
#   Prada SpA                                                     9,500     38,657             0.0%
    Public Financial Holdings, Ltd.                               6,000      2,873             0.0%
    Regal Hotels International Holdings, Ltd.                    26,000     13,471             0.0%
#   SA SA International Holdings, Ltd.                           38,000     12,092             0.0%
    Samsonite International SA                                   55,200    163,374             0.1%
    Sands China, Ltd.                                            13,600     48,973             0.0%
    Shangri-La Asia, Ltd.                                        92,000     83,959             0.0%
    Shun Tak Holdings, Ltd.                                      11,000      4,370             0.0%
    Singamas Container Holdings, Ltd.                            96,000     11,466             0.0%
    Sino Land Co., Ltd.                                         110,590    170,696             0.1%
    Sitoy Group Holdings, Ltd.                                   15,000      7,171             0.0%
    SJM Holdings, Ltd.                                           20,000     16,629             0.0%
    Stella International Holdings, Ltd.                          15,000     37,045             0.0%
    Sun Hung Kai & Co., Ltd.                                      9,000      6,057             0.0%
    Sun Hung Kai Properties, Ltd.                                29,207    390,517             0.1%
    Swire Pacific, Ltd. Class A                                  16,000    185,473             0.1%
    Swire Pacific, Ltd. Class B                                  22,500     48,898             0.0%
    Swire Properties, Ltd.                                       17,000     51,028             0.0%
    Techtronic Industries Co., Ltd.                              32,000    116,570             0.1%
    Television Broadcasts, Ltd.                                   9,600     34,925             0.0%
    Texwinca Holdings, Ltd.                                      14,000     13,552             0.0%
    Transport International Holdings, Ltd.                       12,000     32,392             0.0%
#   Trinity, Ltd.                                                12,000      1,743             0.0%
*   United Laboratories International Holdings, Ltd. (The)       34,000     18,055             0.0%
#   Value Partners Group, Ltd.                                   50,000     53,074             0.0%
    Victory City International Holdings, Ltd.                    41,042      5,012             0.0%
    Vitasoy International Holdings, Ltd.                         20,000     33,201             0.0%
    VST Holdings, Ltd.                                           74,400     21,841             0.0%
    VTech Holdings, Ltd.                                          7,800     94,450             0.0%
    Wharf Holdings, Ltd. (The)                                   27,000    161,008             0.1%
    Wheelock & Co., Ltd.                                         15,000     69,917             0.0%
#   Wynn Macau, Ltd.                                              4,800      6,590             0.0%
    Xinyi Glass Holdings, Ltd.                                   66,000     34,277             0.0%
    Yue Yuen Industrial Holdings, Ltd.                           32,000    116,326             0.0%
                                                                        ----------             ---
TOTAL HONG KONG                                                          7,550,060             1.9%
                                                                        ----------             ---
IRELAND -- (0.6%)
*   Bank of Ireland                                           1,040,458    386,866             0.1%
    C&C Group P.L.C.(B010DT8)                                     1,711      6,835             0.0%
    C&C Group P.L.C.(B011Y09)                                     4,812     19,161             0.0%
    CRH P.L.C.                                                    5,826    159,462             0.1%
    CRH P.L.C. Sponsored ADR                                     24,880    680,717             0.2%
    FBD Holdings P.L.C.                                           1,875     14,336             0.0%
    Glanbia P.L.C.                                                7,752    150,217             0.0%
    Irish Continental Group P.L.C.                                8,676     47,132             0.0%
*   Kenmare Resources P.L.C.                                        953         30             0.0%
    Kerry Group P.L.C. Class A                                    4,620    374,703             0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
IRELAND -- (Continued)
    Kingspan Group P.L.C.                                      3,919 $   94,797             0.0%
    Paddy Power P.L.C.                                           701     81,114             0.0%
    Smurfit Kappa Group P.L.C.                                14,540    413,794             0.1%
                                                                     ----------             ---
TOTAL IRELAND                                                         2,429,164             0.6%
                                                                     ----------             ---
ISRAEL -- (0.6%)
#*  Africa Israel Investments, Ltd.                            8,946      6,602             0.0%
*   Airport City, Ltd.                                         2,526     24,604             0.0%
    Alrov Properties and Lodgings, Ltd.                          525     11,261             0.0%
    Amot Investments, Ltd.                                     6,622     21,517             0.0%
    Azrieli Group                                              1,539     60,315             0.0%
    Bank Hapoalim BM                                          23,389    121,748             0.1%
*   Bank Leumi Le-Israel BM                                   62,779    238,207             0.1%
    Bayside Land Corp.                                            35     10,784             0.0%
    Bezeq The Israeli Telecommunication Corp., Ltd.           52,652    112,832             0.1%
*   Ceragon Networks, Ltd.                                     1,170      2,129             0.0%
*   Clal Insurance Enterprises Holdings, Ltd.                  2,067     31,493             0.0%
*   Compugen, Ltd.                                             1,357      8,414             0.0%
    Delek Automotive Systems, Ltd.                             1,659     15,754             0.0%
    Delek Group, Ltd.                                            148     35,623             0.0%
    Delta-Galil Industries, Ltd.                                 572     17,993             0.0%
#   Elbit Systems, Ltd.(6308913)                                 533     42,244             0.0%
    Elbit Systems, Ltd.(M3760D101)                                94      7,476             0.0%
    Electra, Ltd.                                                 95     12,071             0.0%
*   Evogene, Ltd.                                              1,229      9,461             0.0%
*   EZchip Semiconductor, Ltd.(6554998)                          325      7,921             0.0%
*   EZchip Semiconductor, Ltd.(M4146Y108)                      1,766     43,108             0.0%
    First International Bank Of Israel, Ltd.                   2,054     25,745             0.0%
    Formula Systems 1985, Ltd.                                   947     27,793             0.0%
    Frutarom Industries, Ltd.                                  2,422    104,589             0.1%
    Harel Insurance Investments & Financial Services, Ltd.     7,889     33,316             0.0%
    IDI Insurance Co., Ltd.                                      221     11,066             0.0%
    Israel Chemicals, Ltd.                                    16,450     91,211             0.0%
*   Israel Discount Bank, Ltd. Class A                         2,038      3,728             0.0%
    Ituran Location and Control, Ltd.                          1,339     27,316             0.0%
*   Jerusalem Oil Exploration                                    604     24,135             0.0%
    Matrix IT, Ltd.                                            3,710     22,803             0.0%
    Melisron, Ltd.                                               907     31,631             0.0%
    Menorah Mivtachim Holdings, Ltd.                           1,148     10,042             0.0%
    Migdal Insurance & Financial Holding, Ltd.                24,040     21,892             0.0%
    Mizrahi Tefahot Bank, Ltd.                                 8,534    103,717             0.0%
*   Naphtha Israel Petroleum Corp., Ltd.                       1,827     10,424             0.0%
    NICE-Systems, Ltd. Sponsored ADR                             739     45,685             0.0%
*   Oil Refineries, Ltd.                                      68,862     25,166             0.0%
    Osem Investments, Ltd.                                     1,359     26,307             0.0%
*   Partner Communications Co., Ltd.                           6,269     28,386             0.0%
    Paz Oil Co., Ltd.                                            272     40,520             0.0%
    Phoenix Holdings, Ltd. (The)                               3,883     10,175             0.0%
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.         546     25,725             0.0%
    Shikun & Binui, Ltd.                                      11,788     21,512             0.0%
*   Shufersal, Ltd.                                            8,890     25,383             0.0%
*   Strauss Group, Ltd.                                        1,978     28,335             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
ISRAEL -- (Continued)
    Teva Pharmaceutical Industries, Ltd.                        1,732 $  102,834             0.0%
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR         12,456    737,271             0.2%
#*  Tower Semiconductor, Ltd.                                   2,555     34,135             0.0%
                                                                      ----------             ---
TOTAL ISRAEL                                                           2,542,399             0.6%
                                                                      ----------             ---
ITALY -- (2.5%)
    A2A SpA                                                    72,028     98,666             0.0%
    ACEA SpA                                                    2,982     42,867             0.0%
    Alerion Cleanpower SpA                                      2,105      5,924             0.0%
#   Amplifon SpA                                                7,609     59,168             0.0%
    Anima Holding SpA                                           1,616     15,823             0.0%
    Ansaldo STS SpA                                             6,924     73,673             0.0%
*   Arnoldo Mondadori Editore SpA                               3,462      4,220             0.0%
    Assicurazioni Generali SpA                                 26,246    497,271             0.1%
#   Astaldi SpA                                                 3,227     25,994             0.0%
    Atlantia SpA                                                3,950    109,389             0.1%
*   Autogrill SpA                                               5,262     48,982             0.0%
    Azimut Holding SpA                                          4,861    116,922             0.1%
*   Banca Carige SpA                                           13,848     25,242             0.0%
    Banca Generali SpA                                          2,892     89,073             0.0%
    Banca IFIS SpA                                              1,361     33,571             0.0%
*   Banca Monte dei Paschi di Siena SpA                        51,898     95,270             0.0%
    Banca Popolare dell'Emilia Romagna SC                      32,100    259,050             0.1%
#*  Banca Popolare dell'Etruria e del Lazio SC                  1,087        261             0.0%
    Banca Popolare di Milano Scarl                            181,053    169,885             0.1%
    Banca Popolare di Sondrio SCARL                            19,847     90,529             0.0%
    Banco di Desio e della Brianza SpA                          2,917      9,966             0.0%
*   Banco Popolare SC                                             425      6,355             0.0%
    BasicNet SpA                                                3,053     13,324             0.0%
    Biesse SpA                                                  1,067     17,473             0.0%
    Brembo SpA                                                  1,517     66,863             0.0%
    Brunello Cucinelli SpA                                        716     12,951             0.0%
#   Buzzi Unicem SpA                                            2,192     37,089             0.0%
    Cementir Holding SpA                                        3,817     21,337             0.0%
*   CIR-Compagnie Industriali Riunite SpA                      32,447     35,833             0.0%
    CNH Industrial NV                                          30,353    205,468             0.1%
    Credito Emiliano SpA                                        4,203     30,031             0.0%
*   Credito Valtellinese SC                                    76,092     95,788             0.0%
    Danieli & C Officine Meccaniche SpA                           917     19,582             0.0%
    Datalogic SpA                                               1,866     31,431             0.0%
    Davide Campari-Milano SpA                                   7,601     65,091             0.0%
    De'Longhi SpA                                               4,371    106,924             0.1%
    DiaSorin SpA                                                  929     41,594             0.0%
    Ei Towers SpA                                                 518     31,407             0.0%
    Enel Green Power SpA                                       62,045    131,173             0.1%
    Enel SpA                                                   95,391    439,880             0.1%
    Engineering SpA                                               345     21,076             0.0%
    Eni SpA                                                    46,968    766,999             0.2%
    Eni SpA Sponsored ADR                                         600     19,560             0.0%
    ERG SpA                                                     3,337     47,370             0.0%
    Esprinet SpA                                                1,834     16,523             0.0%
    Falck Renewables SpA                                       13,913     17,404             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
ITALY -- (Continued)
*   Fiat Chrysler Automobiles NV                               27,987 $   412,336             0.1%
    FinecoBank Banca Fineco SpA                                 2,049      15,486             0.0%
*   Finmeccanica SpA                                           22,279     291,247             0.1%
#*  Geox SpA                                                      707       3,296             0.0%
*   Gruppo Editoriale L'Espresso SpA                            2,471       2,667             0.0%
    Hera SpA                                                   30,460      79,933             0.0%
*   IMMSI SpA                                                  13,995       7,689             0.0%
    Industria Macchine Automatiche SpA                            812      41,925             0.0%
*   Intek Group SpA                                             9,436       2,919             0.0%
    Interpump Group SpA                                         2,956      43,494             0.0%
    Intesa Sanpaolo SpA                                       213,397     742,420             0.2%
    Iren SpA                                                   22,837      37,621             0.0%
    Italcementi SpA                                             7,163      79,550             0.0%
    Italmobiliare SpA                                             371      16,014             0.0%
    Luxottica Group SpA                                         4,722     331,014             0.1%
*   Maire Tecnimont SpA                                        11,666      33,585             0.0%
    MARR SpA                                                    1,526      31,063             0.0%
    Mediaset SpA                                               29,902     151,771             0.1%
    Mediobanca SpA                                              5,341      53,713             0.0%
    Moleskine SpA                                               6,222      11,376             0.0%
    Moncler SpA                                                 6,507     104,665             0.1%
#   Piaggio & C SpA                                             7,738      19,200             0.0%
    Prysmian SpA                                               12,618     272,489             0.1%
    Recordati SpA                                               4,103     101,982             0.0%
    Reply SpA                                                     258      32,869             0.0%
*   Safilo Group SpA                                            1,166      14,479             0.0%
#*  Saipem SpA                                                 10,898     102,384             0.0%
    Salini Impregilo SpA                                       12,528      51,874             0.0%
#   Salvatore Ferragamo SpA                                     2,777      75,372             0.0%
#*  Saras SpA                                                  12,869      25,391             0.0%
    Snam SpA                                                   50,649     262,108             0.1%
    Societa Cattolica di Assicurazioni SCRL                     4,470      34,888             0.0%
    Societa Iniziative Autostradali e Servizi SpA               4,056      46,559             0.0%
*   Sogefi SpA                                                  5,901      14,268             0.0%
    SOL SpA                                                     1,421      11,635             0.0%
*   Telecom Italia SpA                                        475,987     664,041             0.2%
*   Telecom Italia SpA Sponsored ADR                            6,420      89,238             0.0%
    Tenaris SA                                                  6,744      84,936             0.0%
    Tenaris SA ADR                                              2,200      55,594             0.0%
    Terna Rete Elettrica Nazionale SpA                        108,324     550,969             0.2%
#   Tod's SpA                                                     420      35,176             0.0%
#   Trevi Finanziaria Industriale SpA                           6,311       8,147             0.0%
    UniCredit SpA                                             137,281     886,432             0.2%
    Unione di Banche Italiane SpA                              11,688      87,447             0.0%
    Unipol Gruppo Finanziario SpA                              17,211      80,167             0.0%
    UnipolSai SpA                                              37,625      90,712             0.0%
    Vittoria Assicurazioni SpA                                  2,148      23,757             0.0%
*   Yoox Net-A-Porter Group SpA                                 2,170      73,575             0.0%
                                                                      -----------             ---
TOTAL ITALY                                                            10,459,745             2.6%
                                                                      -----------             ---
JAPAN -- (20.9%)
    77 Bank, Ltd. (The)                                        14,000      77,417             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    ABC-Mart, Inc.                                               200 $ 11,155             0.0%
#   Accordia Golf Co., Ltd.                                    3,700   33,545             0.0%
    ADEKA Corp.                                                4,200   61,722             0.0%
    Advan Co., Ltd.                                            1,000    9,253             0.0%
#   Advantest Corp.                                            6,700   53,446             0.0%
    Advantest Corp. ADR                                          500    3,975             0.0%
    Aeon Co., Ltd.                                            36,299  537,815             0.2%
    Aeon Delight Co., Ltd.                                     1,200   34,570             0.0%
    Ahresty Corp.                                                200    1,343             0.0%
    Ai Holdings Corp.                                          2,100   51,111             0.0%
    Aica Kogyo Co., Ltd.                                       2,900   57,443             0.0%
    Aichi Bank, Ltd. (The)                                       800   44,513             0.0%
    Aichi Steel Corp.                                          9,000   39,094             0.0%
    Aida Engineering, Ltd.                                     3,100   29,543             0.0%
    Ain Pharmaciez, Inc.                                       1,200   56,807             0.0%
    Air Water, Inc.                                           10,000  163,627             0.1%
    Aisan Industry Co., Ltd.                                   1,700   17,003             0.0%
    Aisin Seiki Co., Ltd.                                      6,900  273,854             0.1%
#   Akebono Brake Industry Co., Ltd.                           3,100    9,077             0.0%
    Akita Bank, Ltd. (The)                                    10,000   32,800             0.0%
    Alfresa Holdings Corp.                                     5,200   99,712             0.0%
#   Alpen Co., Ltd.                                            1,500   24,554             0.0%
    Alpine Electronics, Inc.                                   2,300   30,200             0.0%
    Alps Electric Co., Ltd.                                    7,000  217,274             0.1%
    Amada Holdings Co., Ltd.                                  16,700  148,937             0.1%
    Amano Corp.                                                3,100   40,265             0.0%
    ANA Holdings, Inc.                                        19,000   56,738             0.0%
    Anritsu Corp.                                              2,000   13,025             0.0%
    AOKI Holdings, Inc.                                        2,600   31,691             0.0%
    Aomori Bank, Ltd. (The)                                   10,000   32,579             0.0%
    Aoyama Trading Co., Ltd.                                   2,300   83,797             0.0%
    Aozora Bank, Ltd.                                         11,000   40,206             0.0%
    Arakawa Chemical Industries, Ltd.                          1,400   13,919             0.0%
    Arata Corp.                                                  500   10,575             0.0%
    Arcland Sakamoto Co., Ltd.                                   900   19,701             0.0%
    Arcs Co., Ltd.                                             2,023   40,782             0.0%
    Arisawa Manufacturing Co., Ltd.                            1,400    8,652             0.0%
    As One Corp.                                                 800   28,397             0.0%
    Asahi Co., Ltd.                                            2,300   22,591             0.0%
    Asahi Diamond Industrial Co., Ltd.                         3,400   35,876             0.0%
    Asahi Glass Co., Ltd.                                     38,000  217,569             0.1%
    Asahi Group Holdings, Ltd.                                 7,900  243,685             0.1%
#   Asahi Holdings, Inc.                                       1,500   22,074             0.0%
    Asahi Intecc Co., Ltd.                                     1,600   61,804             0.0%
    Asahi Kasei Corp.                                         65,000  398,881             0.1%
    Asahi Organic Chemicals Industry Co., Ltd.                 4,000    7,385             0.0%
#   Asanuma Corp.                                              9,000   22,546             0.0%
    Asatsu-DK, Inc.                                            1,500   36,810             0.0%
    Asics Corp.                                                6,800  187,821             0.1%
    ASKA Pharmaceutical Co., Ltd.                              2,500   29,966             0.0%
    ASKUL Corp.                                                  800   29,365             0.0%
    Astellas Pharma, Inc.                                     38,100  553,001             0.2%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
#   Atom Corp.                                                 2,100 $ 11,350             0.0%
    Autobacs Seven Co., Ltd.                                   1,200   21,043             0.0%
    Avex Group Holdings, Inc.                                  2,300   27,113             0.0%
    Awa Bank, Ltd. (The)                                       2,000   11,091             0.0%
    Axial Retailing, Inc.                                        400   14,881             0.0%
    Azbil Corp.                                                3,500   88,302             0.0%
    Bandai Namco Holdings, Inc.                                4,300  105,695             0.0%
    Bando Chemical Industries, Ltd.                            3,000   12,596             0.0%
    Bank of Iwate, Ltd. (The)                                    900   39,964             0.0%
    Bank of Kyoto, Ltd. (The)                                 13,000  131,294             0.1%
    Bank of Nagoya, Ltd. (The)                                 9,000   33,349             0.0%
    Bank of Okinawa, Ltd. (The)                                  900   35,319             0.0%
    Bank of Saga, Ltd. (The)                                   8,000   18,148             0.0%
    Bank of the Ryukyus, Ltd.                                  1,800   25,700             0.0%
    Bank of Yokohama, Ltd. (The)                              23,000  143,546             0.1%
    Belc Co., Ltd.                                               600   22,388             0.0%
    Belluna Co., Ltd.                                          2,600   14,837             0.0%
    Benefit One, Inc.                                            400    7,002             0.0%
    Benesse Holdings, Inc.                                     6,600  176,941             0.1%
    Bic Camera, Inc.                                           6,000   48,817             0.0%
    BML, Inc.                                                    400   11,780             0.0%
    Bridgestone Corp.                                         14,600  535,395             0.2%
#   Broadleaf Co., Ltd.                                          900   10,309             0.0%
    Brother Industries, Ltd.                                   8,600  109,920             0.0%
    Bunka Shutter Co., Ltd.                                    6,000   46,579             0.0%
    C Uyemura & Co., Ltd.                                        400   20,844             0.0%
    Calbee, Inc.                                               2,400   86,956             0.0%
    Calsonic Kansei Corp.                                      8,000   63,757             0.0%
    Canon Electronics, Inc.                                    1,800   30,704             0.0%
    Canon Marketing Japan, Inc.                                3,600   54,730             0.0%
    Canon, Inc.                                               13,900  415,083             0.1%
    Canon, Inc. Sponsored ADR                                 15,250  454,145             0.1%
    Capcom Co., Ltd.                                           1,700   35,844             0.0%
#   Casio Computer Co., Ltd.                                   9,200  173,322             0.1%
    Cawachi, Ltd.                                              2,000   34,613             0.0%
    Central Glass Co., Ltd.                                    7,000   34,552             0.0%
    Central Japan Railway Co.                                  1,500  273,620             0.1%
    Century Tokyo Leasing Corp.                                2,300   78,019             0.0%
    Chiba Bank, Ltd. (The)                                    12,000   87,540             0.0%
    Chiba Kogyo Bank, Ltd. (The)                               3,300   19,303             0.0%
    Chiyoda Co., Ltd.                                          1,200   39,783             0.0%
    Chiyoda Integre Co., Ltd.                                    500   12,072             0.0%
    Chubu Electric Power Co., Inc.                             5,600   86,145             0.0%
    Chubu Shiryo Co., Ltd.                                     1,000    8,585             0.0%
    Chugai Pharmaceutical Co., Ltd.                            2,100   67,599             0.0%
    Chugoku Bank, Ltd. (The)                                   5,200   73,717             0.0%
    Chugoku Electric Power Co., Inc. (The)                     2,600   39,290             0.0%
    Chugoku Marine Paints, Ltd.                                2,000   14,298             0.0%
    Chukyo Bank, Ltd. (The)                                    8,000   16,642             0.0%
    Chuo Spring Co., Ltd.                                      1,000    2,387             0.0%
    Citizen Holdings Co., Ltd.                                15,800  119,756             0.1%
    CKD Corp.                                                  5,100   46,373             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
#   Clarion Co., Ltd.                                          7,000 $ 23,978             0.0%
    Cleanup Corp.                                                600    3,792             0.0%
#   CMIC Holdings Co., Ltd.                                    1,200   14,959             0.0%
    CMK Corp.                                                  2,600    4,950             0.0%
    Coca-Cola East Japan Co., Ltd.                             3,600   50,596             0.0%
    Coca-Cola West Co., Ltd.                                   5,900  119,312             0.0%
    Cocokara fine, Inc.                                          400   15,813             0.0%
#*  COLOPL, Inc.                                               2,600   42,474             0.0%
#   Colowide Co., Ltd.                                         4,200   56,927             0.0%
    COMSYS Holdings Corp.                                      2,700   35,266             0.0%
#   COOKPAD, Inc.                                              2,700   51,377             0.0%
*   Cosmo Energy Holdings Co., Ltd.                            5,400   73,402             0.0%
    Cosmos Pharmaceutical Corp.                                  500   62,237             0.0%
    CREATE SD HOLDINGS Co., Ltd.                                 400   23,552             0.0%
    Dai Nippon Printing Co., Ltd.                             23,000  237,868             0.1%
    Dai-Dan Co., Ltd.                                          1,000    7,095             0.0%
    Dai-ichi Life Insurance Co., Ltd. (The)                   18,000  311,387             0.1%
    Daibiru Corp.                                              2,800   23,813             0.0%
    Daicel Corp.                                              10,700  141,394             0.1%
    Daido Metal Co., Ltd.                                      3,000   28,103             0.0%
    Daido Steel Co., Ltd.                                     21,000   80,384             0.0%
    Daidoh, Ltd.                                                 500    2,080             0.0%
    Daifuku Co., Ltd.                                          2,500   37,000             0.0%
#   Daihatsu Motor Co., Ltd.                                   6,400   78,398             0.0%
    Daihen Corp.                                               2,000    9,945             0.0%
    Daiho Corp.                                                2,000    8,809             0.0%
    Daiichi Jitsugyo Co., Ltd.                                 2,000    8,533             0.0%
    Daiichi Sankyo Co., Ltd.                                   6,500  127,654             0.1%
    Daiichikosho Co., Ltd.                                     1,900   63,369             0.0%
    Daiken Corp.                                              10,000   29,215             0.0%
    Daikin Industries, Ltd.                                    5,400  346,955             0.1%
    Daikyo, Inc.                                              12,000   20,743             0.0%
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.    4,000   18,953             0.0%
#   Daio Paper Corp.                                           4,000   39,462             0.0%
    Daisan Bank, Ltd. (The)                                    2,000    2,972             0.0%
    Daiseki Co., Ltd.                                          1,100   17,649             0.0%
    Daito Pharmaceutical Co., Ltd.                               500   11,975             0.0%
    Daito Trust Construction Co., Ltd.                         1,200  129,896             0.1%
    Daiwa House Industry Co., Ltd.                             8,700  228,378             0.1%
    Daiwa Securities Group, Inc.                              36,000  246,153             0.1%
    Daiwabo Holdings Co., Ltd.                                 8,000   15,754             0.0%
    DCM Holdings Co., Ltd.                                     5,800   38,423             0.0%
    Dena Co., Ltd.                                             4,500   72,199             0.0%
    Denka Co., Ltd.                                           26,000  120,653             0.1%
    Denso Corp.                                                8,100  377,644             0.1%
    Dentsu, Inc.                                               4,700  264,225             0.1%
    Denyo Co., Ltd.                                            2,000   32,435             0.0%
    Descente, Ltd.                                             2,000   25,603             0.0%
    DIC Corp.                                                 51,000  138,050             0.1%
    Digital Garage, Inc.                                       1,300   20,254             0.0%
    Disco Corp.                                                1,300  118,568             0.0%
    DMG Mori Co., Ltd.                                         3,400   48,388             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    Don Quijote Holdings Co., Ltd.                             2,000 $ 73,468             0.0%
    Doshisha Co., Ltd.                                         2,000   36,825             0.0%
    Doutor Nichires Holdings Co., Ltd.                         1,900   27,668             0.0%
    Dowa Holdings Co., Ltd.                                   14,000  122,061             0.1%
#   Dr Ci:Labo Co., Ltd.                                       1,800   32,439             0.0%
    DTS Corp.                                                  1,600   37,821             0.0%
    Eagle Industry Co., Ltd.                                   1,900   38,207             0.0%
    Earth Chemical Co., Ltd.                                     900   35,545             0.0%
    East Japan Railway Co.                                     3,400  323,257             0.1%
#   Ebara Corp.                                               31,000  134,309             0.1%
#   EDION Corp.                                                3,900   29,255             0.0%
#   Ehime Bank, Ltd. (The)                                     8,000   16,510             0.0%
    Eighteenth Bank, Ltd. (The)                               11,000   33,380             0.0%
    Eiken Chemical Co., Ltd.                                   1,100   19,270             0.0%
    Eisai Co., Ltd.                                              800   50,040             0.0%
    Eizo Corp.                                                 1,100   25,753             0.0%
    Elecom Co., Ltd.                                           1,000   12,128             0.0%
    Electric Power Development Co., Ltd.                       2,700   89,008             0.0%
    en-japan, Inc.                                               100    2,667             0.0%
    Enplas Corp.                                                 300   11,040             0.0%
    EPS Holdings, Inc.                                         2,000   19,594             0.0%
    Exedy Corp.                                                1,900   43,696             0.0%
    Ezaki Glico Co., Ltd.                                      1,500   71,643             0.0%
#   F@N Communications, Inc.                                   1,600   11,444             0.0%
    FALCO HOLDINGS Co., Ltd.                                     200    2,463             0.0%
    FamilyMart Co., Ltd.                                       1,200   49,052             0.0%
    Fancl Corp.                                                1,500   21,020             0.0%
    FANUC Corp.                                                3,400  599,901             0.2%
    Fast Retailing Co., Ltd.                                     700  255,698             0.1%
    FCC Co., Ltd.                                              2,100   37,138             0.0%
    Ferrotec Corp.                                             3,900   38,013             0.0%
    FIDEA Holdings Co., Ltd.                                   5,200   11,259             0.0%
    Fields Corp.                                               1,900   28,558             0.0%
#   Financial Products Group Co., Ltd.                         5,400   42,436             0.0%
    FINDEX, Inc.                                                 600    3,988             0.0%
    Foster Electric Co., Ltd.                                  1,900   46,618             0.0%
    FP Corp.                                                   1,000   40,906             0.0%
#   Fudo Tetra Corp.                                          10,600   13,578             0.0%
    Fuji Co. Ltd/Ehime                                         1,000   20,424             0.0%
    Fuji Corp., Ltd.                                           1,100    6,217             0.0%
    Fuji Electric Co., Ltd.                                   22,000   98,154             0.0%
    Fuji Heavy Industries, Ltd.                               12,600  487,287             0.1%
#   Fuji Kyuko Co., Ltd.                                       2,000   19,032             0.0%
    Fuji Media Holdings, Inc.                                  2,800   33,308             0.0%
    Fuji Oil Holdings, Inc.                                    3,300   46,533             0.0%
    Fuji Seal International, Inc.                              1,300   44,136             0.0%
    Fuji Soft, Inc.                                              600   11,465             0.0%
    Fujibo Holdings, Inc.                                     10,000   18,454             0.0%
    FUJIFILM Holdings Corp.                                    3,900  155,566             0.1%
    Fujikura, Ltd.                                            18,000   92,519             0.0%
    Fujimori Kogyo Co., Ltd.                                   1,000   27,549             0.0%
    Fujitec Co., Ltd.                                          6,000   64,743             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    Fujitsu Frontech, Ltd.                                       300 $  3,891             0.0%
    Fujitsu General, Ltd.                                      3,000   37,674             0.0%
    Fujitsu, Ltd.                                             86,000  406,489             0.1%
    FuKoKu Co., Ltd.                                             200    1,706             0.0%
    Fukui Bank, Ltd. (The)                                    13,000   27,250             0.0%
    Fukuoka Financial Group, Inc.                             21,000  110,505             0.0%
    Fukushima Bank, Ltd. (The)                                33,000   26,170             0.0%
    Fukushima Industries Corp.                                   800   17,370             0.0%
#   Fukuyama Transporting Co., Ltd.                            3,000   16,292             0.0%
#   Furukawa Battery Co., Ltd. (The)                           2,000   14,115             0.0%
    Furukawa Co., Ltd.                                        17,000   40,199             0.0%
    Furukawa Electric Co., Ltd.                               29,000   53,071             0.0%
    Furuno Electric Co., Ltd.                                    400    2,704             0.0%
    Futaba Industrial Co., Ltd.                                1,400    6,019             0.0%
    Fuyo General Lease Co., Ltd.                                 400   17,933             0.0%
#   G-Tekt Corp.                                               2,200   27,176             0.0%
#   Gecoss Corp.                                                 800    6,896             0.0%
#   Geo Holdings Corp.                                         1,700   25,438             0.0%
    Glory, Ltd.                                                3,000   75,898             0.0%
    GMO internet, Inc.                                         2,500   35,408             0.0%
    GMO Payment Gateway, Inc.                                  1,300   51,200             0.0%
    Godo Steel, Ltd.                                           8,000   14,000             0.0%
    Goldcrest Co., Ltd.                                        1,060   19,833             0.0%
    Gree, Inc.                                                 5,400   27,353             0.0%
    GS Yuasa Corp.                                            11,000   41,819             0.0%
#   Gulliver International Co., Ltd.                           1,500   15,111             0.0%
    Gun-Ei Chemical Industry Co., Ltd.                         1,000    2,437             0.0%
#   GungHo Online Entertainment, Inc.                         10,800   35,174             0.0%
    Gunma Bank, Ltd. (The)                                    14,000   88,126             0.0%
    Gunze, Ltd.                                                7,000   22,234             0.0%
#   Gurunavi, Inc.                                             1,600   29,183             0.0%
    H2O Retailing Corp.                                        2,760   53,615             0.0%
    Hachijuni Bank, Ltd. (The)                                15,000  102,281             0.0%
    Hakuhodo DY Holdings, Inc.                                 9,500   99,815             0.0%
    Hakuto Co., Ltd.                                             400    4,690             0.0%
    Hamakyorex Co., Ltd.                                       1,000   20,192             0.0%
    Hamamatsu Photonics K.K.                                   3,100   78,913             0.0%
    Hankyu Hanshin Holdings, Inc.                             21,000  136,797             0.1%
    Hanwa Co., Ltd.                                           12,000   49,624             0.0%
    Happinet Corp.                                             1,400   14,485             0.0%
#   Harmonic Drive Systems, Inc.                               2,100   35,582             0.0%
    Haseko Corp.                                               9,300   94,555             0.0%
    Hazama Ando Corp.                                          8,600   50,705             0.0%
    Heiwa Corp.                                                  600   11,076             0.0%
    Heiwa Real Estate Co., Ltd.                                2,100   25,301             0.0%
    Heiwado Co., Ltd.                                            700   15,704             0.0%
    HI-LEX Corp.                                               1,200   36,774             0.0%
    Hiday Hidaka Corp.                                           960   23,806             0.0%
    Higashi-Nippon Bank, Ltd. (The)                           10,000   33,782             0.0%
    Hikari Tsushin, Inc.                                         700   53,269             0.0%
    Hino Motors, Ltd.                                         11,200  128,163             0.1%
    Hirose Electric Co., Ltd.                                    100   12,104             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    Hiroshima Bank, Ltd. (The)                                33,000 $183,267             0.1%
    HIS Co., Ltd.                                              1,600   53,786             0.0%
    Hisamitsu Pharmaceutical Co., Inc.                         1,300   50,388             0.0%
    Hitachi Capital Corp.                                      1,900   54,596             0.0%
    Hitachi Chemical Co., Ltd.                                 6,600  104,330             0.0%
#   Hitachi Construction Machinery Co., Ltd.                   8,300  128,541             0.1%
    Hitachi High-Technologies Corp.                            4,800  129,087             0.1%
#   Hitachi Koki Co., Ltd.                                     3,900   28,412             0.0%
    Hitachi Kokusai Electric, Inc.                             4,000   55,228             0.0%
    Hitachi Metals, Ltd.                                      12,510  141,686             0.1%
    Hitachi Transport System, Ltd.                             1,900   33,448             0.0%
    Hitachi Zosen Corp.                                       10,000   54,656             0.0%
    Hitachi, Ltd.                                             41,000  236,520             0.1%
    Hitachi, Ltd. ADR                                          3,100  179,087             0.1%
    Hogy Medical Co., Ltd.                                       300   14,401             0.0%
*   Hokkaido Electric Power Co., Inc.                          9,900  105,758             0.0%
    Hokuetsu Bank, Ltd. (The)                                 16,000   33,374             0.0%
    Hokuetsu Kishu Paper Co., Ltd.                             4,500   31,357             0.0%
    Hokuhoku Financial Group, Inc.                            11,000   24,422             0.0%
    Hokuriku Electric Power Co.                                7,800  116,344             0.0%
    Hokuto Corp.                                                 700   13,683             0.0%
    Honda Motor Co., Ltd.                                     28,500  942,792             0.3%
    Honda Motor Co., Ltd. Sponsored ADR                       20,519  679,794             0.2%
    Honeys Co., Ltd.                                           2,200   18,133             0.0%
    Horiba, Ltd.                                               1,300   51,153             0.0%
    Hoshizaki Electric Co., Ltd.                               1,200   86,770             0.0%
    Hosokawa Micron Corp.                                      2,000    9,949             0.0%
#   House Foods Group, Inc.                                    4,100   70,838             0.0%
    Hoya Corp.                                                 9,800  404,414             0.1%
    Hyakugo Bank, Ltd. (The)                                  13,000   66,499             0.0%
    Hyakujushi Bank, Ltd. (The)                                5,000   18,800             0.0%
#   Ibiden Co., Ltd.                                           5,300   73,029             0.0%
    Ichibanya Co., Ltd.                                          600   26,624             0.0%
#   Ichiyoshi Securities Co., Ltd.                             2,000   18,402             0.0%
    Idemitsu Kosan Co., Ltd.                                   7,100  116,436             0.0%
    IHI Corp.                                                 65,000  183,392             0.1%
    Iida Group Holdings Co., Ltd.                              5,220   97,838             0.0%
    Iino Kaiun Kaisha, Ltd.                                    6,200   28,035             0.0%
#   Ikyu Corp.                                                 2,200   41,729             0.0%
#   Imperial Hotel, Ltd.                                         400    8,229             0.0%
    Inaba Denki Sangyo Co., Ltd.                                 800   24,962             0.0%
    Inabata & Co., Ltd.                                        1,600   18,533             0.0%
    Inageya Co., Ltd.                                          2,000   20,132             0.0%
    Ines Corp.                                                   500    4,477             0.0%
    Internet Initiative Japan, Inc.                            1,900   35,557             0.0%
    Inui Global Logistics Co., Ltd.                              400    3,248             0.0%
#   Iriso Electronics Co., Ltd.                                  600   26,458             0.0%
#   Iseki & Co., Ltd.                                         16,000   26,357             0.0%
    Isetan Mitsukoshi Holdings, Ltd.                           6,840  109,726             0.0%
    Isuzu Motors, Ltd.                                        16,000  186,872             0.1%
    IT Holdings Corp.                                          1,600   39,553             0.0%
#   Ito En, Ltd.                                               2,800   58,488             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    ITOCHU Corp.                                              28,000 $350,363             0.1%
    Itochu Enex Co., Ltd.                                      4,500   36,043             0.0%
    Itochu Techno-Solutions Corp.                              3,100   67,961             0.0%
    Itoham Foods, Inc.                                         9,000   45,978             0.0%
    Itoki Corp.                                                1,100    8,042             0.0%
    IwaiCosmo Holdings, Inc.                                   1,000   11,123             0.0%
    Iwatani Corp.                                             12,000   66,436             0.0%
    Iyo Bank, Ltd. (The)                                       8,500   91,394             0.0%
    Izumi Co., Ltd.                                            1,400   51,937             0.0%
    J Front Retailing Co., Ltd.                               10,100  165,865             0.1%
    J Trust Co., Ltd.                                          1,000    8,060             0.0%
    J-Oil Mills, Inc.                                         12,000   34,693             0.0%
#   Jamco Corp.                                                  700   29,363             0.0%
#   Japan Airport Terminal Co., Ltd.                           1,300   70,309             0.0%
    Japan Aviation Electronics Industry, Ltd.                  3,000   53,142             0.0%
    Japan Exchange Group, Inc.                                10,000  160,909             0.1%
#   Japan Pulp & Paper Co., Ltd.                               5,000   13,803             0.0%
    Japan Radio Co., Ltd.                                      9,000   32,067             0.0%
    Japan Steel Works, Ltd. (The)                             14,000   52,104             0.0%
    Japan Tobacco, Inc.                                       25,200  872,217             0.2%
    Japan Wool Textile Co., Ltd. (The)                         5,000   40,698             0.0%
    JCU Corp.                                                    300   10,629             0.0%
    Jeol, Ltd.                                                 1,000    6,037             0.0%
#   JFE Holdings, Inc.                                        19,300  303,406             0.1%
    JGC Corp.                                                  8,000  126,976             0.1%
    Jimoto Holdings, Inc.                                     10,800   18,538             0.0%
    Jin Co., Ltd.                                                700   25,868             0.0%
    Joshin Denki Co., Ltd.                                     2,000   15,285             0.0%
    Joyo Bank, Ltd. (The)                                     10,000   51,941             0.0%
    JSP Corp.                                                    800   17,160             0.0%
    JSR Corp.                                                  9,700  153,195             0.1%
    JTEKT Corp.                                                7,700  132,724             0.1%
    Juki Corp.                                                 1,800   22,237             0.0%
    Juroku Bank, Ltd. (The)                                    8,000   35,687             0.0%
    Justsystems Corp.                                            600    4,759             0.0%
    JVC Kenwood Corp.                                          3,820    9,992             0.0%
    JX Holdings, Inc.                                         69,020  271,018             0.1%
#   K's Holdings Corp.                                         1,419   50,077             0.0%
    kabu.com Securities Co., Ltd.                              5,800   19,085             0.0%
*   Kadokawa Dwango                                            2,302   29,627             0.0%
    Kaga Electronics Co., Ltd.                                   300    4,200             0.0%
    Kajima Corp.                                              22,403  128,201             0.1%
    Kaken Pharmaceutical Co., Ltd.                               500   34,557             0.0%
    Kameda Seika Co., Ltd.                                     1,100   42,698             0.0%
    Kamei Corp.                                                2,000   19,899             0.0%
    Kamigumi Co., Ltd.                                         4,000   34,367             0.0%
    Kanamoto Co., Ltd.                                         2,000   40,414             0.0%
    Kandenko Co., Ltd.                                         2,000   14,133             0.0%
    Kaneka Corp.                                              17,000  150,743             0.1%
    Kanematsu Corp.                                           16,000   26,420             0.0%
*   Kansai Electric Power Co., Inc. (The)                     10,800  138,377             0.1%
    Kansai Paint Co., Ltd.                                     9,000  137,194             0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Kanto Denka Kogyo Co., Ltd.                                 2,000 $   15,569             0.0%
    Kao Corp.                                                  15,200    780,358             0.2%
    Kasai Kogyo Co., Ltd.                                       1,100     13,671             0.0%
#   Katakura Industries Co., Ltd.                               1,200     13,256             0.0%
    Kato Sangyo Co., Ltd.                                         900     21,904             0.0%
    Kato Works Co., Ltd.                                        5,000     21,451             0.0%
    Kawasaki Heavy Industries, Ltd.                            54,000    216,745             0.1%
    Kawasaki Kisen Kaisha, Ltd.                                53,000    118,991             0.0%
    KDDI Corp.                                                 51,400  1,243,793             0.3%
#   Keihan Electric Railway Co., Ltd.                           6,000     42,548             0.0%
    Keihanshin Building Co., Ltd.                               1,700      9,405             0.0%
    Keihin Corp.                                                2,700     44,043             0.0%
    Keikyu Corp.                                                8,000     65,807             0.0%
    Keio Corp.                                                  7,000     56,971             0.0%
    Keisei Electric Railway Co., Ltd.                           8,000     98,583             0.0%
    Kewpie Corp.                                                4,900    111,920             0.0%
#   Keyence Corp.                                                 400    208,243             0.1%
    Kikkoman Corp.                                              4,000    125,285             0.1%
    Kinden Corp.                                                3,000     38,977             0.0%
    Kintetsu Group Holdings Co., Ltd.                          30,000    115,983             0.0%
    Kintetsu World Express, Inc.                                1,600     30,064             0.0%
    Kinugawa Rubber Industrial Co., Ltd.                        2,000     11,156             0.0%
    Kirin Holdings Co., Ltd.                                   16,700    236,527             0.1%
    Kita-Nippon Bank, Ltd. (The)                                  300      8,245             0.0%
    Kitagawa Iron Works Co., Ltd.                               5,000     12,949             0.0%
    Kitz Corp.                                                  7,500     34,520             0.0%
    Kiyo Bank, Ltd. (The)                                       1,000     15,208             0.0%
    Koa Corp.                                                   1,400     11,645             0.0%
    Kobayashi Pharmaceutical Co., Ltd.                            600     46,517             0.0%
    Kobe Steel, Ltd.                                          264,000    333,372             0.1%
    Kohnan Shoji Co., Ltd.                                      1,900     27,715             0.0%
    Koito Manufacturing Co., Ltd.                               1,100     41,669             0.0%
    Kokuyo Co., Ltd.                                            4,400     49,089             0.0%
    Komatsu, Ltd.                                              31,000    509,562             0.1%
    Komeri Co., Ltd.                                            1,300     27,794             0.0%
    Konami Holdings Corp.                                       2,800     63,621             0.0%
    Konica Minolta, Inc.                                       17,400    178,775             0.1%
#   Konishi Co., Ltd.                                             300      5,514             0.0%
    Konoike Transport Co., Ltd.                                 1,000     12,390             0.0%
    Kose Corp.                                                    900     87,894             0.0%
    Kubota Corp.                                               17,000    263,525             0.1%
    Kubota Corp. Sponsored ADR                                  1,000     77,490             0.0%
    Kumagai Gumi Co., Ltd.                                     19,000     56,926             0.0%
    Kura Corp.                                                  1,000     30,221             0.0%
    Kurabo Industries, Ltd.                                    13,000     23,034             0.0%
    Kuraray Co., Ltd.                                          11,300    139,373             0.1%
#   Kureha Corp.                                               10,000     38,183             0.0%
    Kurimoto, Ltd.                                              8,000     13,702             0.0%
    Kurita Water Industries, Ltd.                               4,800    108,388             0.0%
#   Kuroda Electric Co., Ltd.                                   1,800     36,461             0.0%
    Kusuri No Aoki Co., Ltd.                                    1,400     66,680             0.0%
    KYB Corp.                                                  13,000     37,098             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    Kyocera Corp.                                              2,700 $122,134             0.1%
    Kyocera Corp. Sponsored ADR                                2,000   90,460             0.0%
    Kyodo Printing Co., Ltd.                                   5,000   13,870             0.0%
    Kyoei Steel, Ltd.                                          1,500   24,805             0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.                           2,700   28,573             0.0%
    Kyokuto Securities Co., Ltd.                               1,500   19,334             0.0%
#   Kyokuyo Co., Ltd.                                          2,000    4,332             0.0%
    KYORIN Holdings, Inc.                                      2,000   33,622             0.0%
    Kyoritsu Maintenance Co., Ltd.                               960   65,863             0.0%
    Kyosan Electric Manufacturing Co., Ltd.                    2,000    5,625             0.0%
    Kyowa Exeo Corp.                                           4,900   51,137             0.0%
    Kyowa Hakko Kirin Co., Ltd.                                5,000   82,415             0.0%
#   Kyudenko Corp.                                             4,000   82,451             0.0%
*   Kyushu Electric Power Co., Inc.                            9,500  114,653             0.0%
*   Kyushu Financial Group, Inc.                               6,440   49,526             0.0%
#*  Laox Co., Ltd.                                             6,000   16,766             0.0%
    Lasertec Corp.                                             1,500   16,370             0.0%
    Lawson, Inc.                                               1,800  133,331             0.1%
    LEC, Inc.                                                    400    4,459             0.0%
*   Leopalace21 Corp.                                         10,800   57,542             0.0%
#   Life Corp.                                                 1,400   35,047             0.0%
    Lintec Corp.                                               1,700   39,823             0.0%
    Lion Corp.                                                11,000  106,043             0.0%
    LIXIL Group Corp.                                          7,400  158,434             0.1%
    M3, Inc.                                                   4,800   93,034             0.0%
*   Macnica Fuji Electronics Holdings, Inc.                    2,500   33,633             0.0%
#   Maeda Corp.                                                7,000   50,831             0.0%
    Maeda Road Construction Co., Ltd.                          3,000   54,532             0.0%
    Makino Milling Machine Co., Ltd.                           7,000   54,218             0.0%
    Makita Corp.                                               1,200   65,751             0.0%
    Mandom Corp.                                               1,000   39,683             0.0%
    Mars Engineering Corp.                                       300    5,111             0.0%
    Marubeni Corp.                                            45,400  262,322             0.1%
    Marubun Corp.                                                800    5,765             0.0%
    Marudai Food Co., Ltd.                                     1,000    3,708             0.0%
    Maruha Nichiro Corp.                                       2,100   31,517             0.0%
    Marui Group Co., Ltd.                                     12,700  164,043             0.1%
    Marusan Securities Co., Ltd.                               3,900   37,830             0.0%
    Maruwa Co., Ltd/Aichi                                        700   15,573             0.0%
    Maruzen Showa Unyu Co., Ltd.                               3,000   10,881             0.0%
#   Marvelous, Inc.                                            3,000   24,001             0.0%
    Matsui Securities Co., Ltd.                                2,200   19,402             0.0%
    Max Co., Ltd.                                              2,000   20,229             0.0%
    Mazda Motor Corp.                                         35,600  698,802             0.2%
    McDonald's Holdings Co. Japan, Ltd.                        1,100   26,016             0.0%
    Medipal Holdings Corp.                                     2,600   45,375             0.0%
    Megachips Corp.                                            2,600   26,295             0.0%
    Megmilk Snow Brand Co., Ltd.                               2,100   43,638             0.0%
    Meidensha Corp.                                            7,000   24,621             0.0%
    Meiko Network Japan Co., Ltd.                              1,200   14,247             0.0%
    Meitec Corp.                                                 300   10,895             0.0%
    Melco Holdings, Inc.                                       1,400   24,212             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
#   Message Co., Ltd.                                             300 $    7,394             0.0%
#   Michinoku Bank, Ltd. (The)                                  9,000     15,555             0.0%
#   Micronics Japan Co., Ltd.                                   1,600     16,195             0.0%
    Mie Bank, Ltd. (The)                                        6,000     12,929             0.0%
    Milbon Co., Ltd.                                              800     29,860             0.0%
    Mimasu Semiconductor Industry Co., Ltd.                     1,000      9,416             0.0%
    Minato Bank, Ltd. (The)                                     8,000     13,524             0.0%
    Minebea Co., Ltd.                                          10,000    110,138             0.0%
#   Ministop Co., Ltd.                                            700     12,933             0.0%
    Miraca Holdings, Inc.                                       2,000     89,010             0.0%
    Mirait Holdings Corp.                                       2,600     22,530             0.0%
    Misawa Homes Co., Ltd.                                      1,700     10,229             0.0%
    MISUMI Group, Inc.                                          7,300     95,061             0.0%
    Mitani Corp.                                                1,000     24,772             0.0%
    Mito Securities Co., Ltd.                                     800      2,613             0.0%
    Mitsuba Corp.                                               2,000     31,415             0.0%
    Mitsubishi Chemical Holdings Corp.                         78,700    490,423             0.1%
    Mitsubishi Corp.                                           17,880    325,069             0.1%
    Mitsubishi Electric Corp.                                  50,000    520,737             0.2%
    Mitsubishi Estate Co., Ltd.                                16,000    343,144             0.1%
    Mitsubishi Gas Chemical Co., Inc.                          14,369     80,113             0.0%
    Mitsubishi Heavy Industries, Ltd.                          78,000    393,234             0.1%
    Mitsubishi Logistics Corp.                                  3,000     43,056             0.0%
    Mitsubishi Materials Corp.                                 78,000    272,090             0.1%
#   Mitsubishi Motors Corp.                                    25,600    226,747             0.1%
*   Mitsubishi Paper Mills, Ltd.                               11,000      7,538             0.0%
    Mitsubishi Pencil Co., Ltd.                                   600     26,865             0.0%
    Mitsubishi Steel Manufacturing Co., Ltd.                    3,000      5,755             0.0%
    Mitsubishi Tanabe Pharma Corp.                              4,200     71,019             0.0%
    Mitsubishi UFJ Financial Group, Inc.                      208,300  1,347,186             0.4%
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR         27,043    174,968             0.1%
    Mitsuboshi Belting, Ltd.                                    4,000     33,252             0.0%
    Mitsui & Co., Ltd.                                         13,800    175,024             0.1%
    Mitsui & Co., Ltd. Sponsored ADR                              411    103,683             0.0%
    Mitsui Chemicals, Inc.                                     73,000    276,024             0.1%
    Mitsui Engineering & Shipbuilding Co., Ltd.                33,000     50,804             0.0%
    Mitsui Fudosan Co., Ltd.                                    8,000    217,709             0.1%
    Mitsui Home Co., Ltd.                                       3,000     14,411             0.0%
    Mitsui Mining & Smelting Co., Ltd.                         36,000     69,202             0.0%
    Mitsui OSK Lines, Ltd.                                     64,000    170,906             0.1%
    Mitsui Sugar Co., Ltd.                                      8,000     32,175             0.0%
#   Mitsui-Soko Holdings Co., Ltd.                              7,000     22,585             0.0%
    Mitsumi Electric Co., Ltd.                                  4,000     24,149             0.0%
    Miura Co., Ltd.                                             5,100     60,853             0.0%
    Miyazaki Bank, Ltd. (The)                                   7,000     24,464             0.0%
    Mizuho Financial Group, Inc.                              285,240    587,550             0.2%
    Mizuho Financial Group, Inc. ADR                           28,400    116,156             0.0%
    Mizuno Corp.                                                6,000     29,455             0.0%
    Mochida Pharmaceutical Co., Ltd.                              400     23,618             0.0%
    Modec, Inc.                                                   400      5,509             0.0%
    Monex Group, Inc.                                           3,600     10,120             0.0%
#   MonotaRO Co., Ltd.                                          3,000     77,260             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
JAPAN -- (Continued)
    Morinaga & Co., Ltd.                                       11,000 $ 56,015             0.0%
    Morinaga Milk Industry Co., Ltd.                           14,000   63,535             0.0%
#   Morita Holdings Corp.                                       3,000   32,013             0.0%
    Mory Industries, Inc.                                       2,000    5,793             0.0%
    MS&AD Insurance Group Holdings, Inc.                       11,352  334,664             0.1%
    MTI, Ltd.                                                   1,800   11,492             0.0%
    Murata Manufacturing Co., Ltd.                              4,500  640,581             0.2%
    Musashi Seimitsu Industry Co., Ltd.                         1,700   34,505             0.0%
    Nabtesco Corp.                                              6,800  136,170             0.1%
    Nachi-Fujikoshi Corp.                                       9,000   40,403             0.0%
#   Nagano Bank, Ltd. (The)                                     7,000   11,686             0.0%
    Nagase & Co., Ltd.                                          2,000   24,803             0.0%
    Nagoya Railroad Co., Ltd.                                   8,000   33,062             0.0%
    Nakamuraya Co., Ltd.                                        1,000    3,822             0.0%
    Nakanishi, Inc.                                             1,000   34,096             0.0%
    Nankai Electric Railway Co., Ltd.                          21,000  107,399             0.0%
    Nanto Bank, Ltd. (The)                                      3,000    9,517             0.0%
    Natori Co., Ltd.                                              500    6,504             0.0%
    NEC Corp.                                                 196,000  604,656             0.2%
    NEC Networks & System Integration Corp.                     1,600   29,971             0.0%
    NET One Systems Co., Ltd.                                   3,200   19,730             0.0%
    Neturen Co., Ltd.                                           1,300    9,296             0.0%
    Nexon Co., Ltd.                                             3,700   51,323             0.0%
    NGK Insulators, Ltd.                                        6,000  129,899             0.1%
    NGK Spark Plug Co., Ltd.                                    8,000  195,240             0.1%
    NH Foods, Ltd.                                              5,000  104,293             0.0%
    NHK Spring Co., Ltd.                                        4,200   42,747             0.0%
    Nichi-iko Pharmaceutical Co., Ltd.                          2,000   55,509             0.0%
    Nichia Steel Works, Ltd.                                    1,000    2,148             0.0%
    Nichias Corp.                                               4,000   25,211             0.0%
    Nichicon Corp.                                              2,700   21,646             0.0%
#   Nichiha Corp.                                               2,000   26,972             0.0%
    Nichii Gakkan Co.                                           3,100   21,401             0.0%
    Nichirei Corp.                                             14,000   91,063             0.0%
    Nidec Corp.                                                 1,800  135,641             0.1%
    Nidec Corp. Sponsored ADR                                   7,900  149,152             0.1%
    Nifco, Inc.                                                 3,100  119,502             0.0%
#   Nihon House Holdings Co., Ltd.                                700    2,817             0.0%
#   Nihon Kohden Corp.                                          2,800   54,510             0.0%
    Nihon M&A Center, Inc.                                      1,400   57,748             0.0%
#   Nihon Nohyaku Co., Ltd.                                     4,000   26,022             0.0%
    Nihon Parkerizing Co., Ltd.                                 2,000   17,791             0.0%
    Nihon Unisys, Ltd.                                          2,700   29,665             0.0%
    Nihon Yamamura Glass Co., Ltd.                              3,000    4,529             0.0%
    Nikkiso Co., Ltd.                                           3,000   24,214             0.0%
    Nikkon Holdings Co., Ltd.                                   2,700   52,159             0.0%
#   Nikon Corp.                                                13,200  170,761             0.1%
    Nippo Corp.                                                 3,000   52,278             0.0%
    Nippon Beet Sugar Manufacturing Co., Ltd.                  15,000   23,444             0.0%
    Nippon Carbon Co., Ltd.                                     9,000   25,176             0.0%
#   Nippon Chemi-Con Corp.                                      6,000   13,883             0.0%
    Nippon Coke & Engineering Co., Ltd.                         3,500    2,920             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    Nippon Denko Co., Ltd.                                     2,000 $  4,034             0.0%
    Nippon Densetsu Kogyo Co., Ltd.                            2,000   37,905             0.0%
#   Nippon Electric Glass Co., Ltd.                           22,000  107,654             0.0%
    Nippon Express Co., Ltd.                                  15,000   77,275             0.0%
    Nippon Flour Mills Co., Ltd.                               7,000   43,505             0.0%
#   Nippon Gas Co., Ltd.                                       1,900   48,052             0.0%
    Nippon Kayaku Co., Ltd.                                    7,000   73,030             0.0%
    Nippon Koei Co., Ltd.                                      4,000   16,099             0.0%
    Nippon Light Metal Holdings Co., Ltd.                     33,000   56,445             0.0%
    Nippon Paint Holdings Co., Ltd.                            4,000   84,488             0.0%
#   Nippon Paper Industries Co., Ltd.                          4,900   90,820             0.0%
#   Nippon Parking Development Co., Ltd.                       9,600   10,997             0.0%
    Nippon Pillar Packing Co., Ltd.                              200    1,678             0.0%
    Nippon Road Co., Ltd. (The)                                5,000   27,166             0.0%
#*  Nippon Sharyo, Ltd.                                        8,000   19,170             0.0%
#*  Nippon Sheet Glass Co., Ltd.                              51,800   44,464             0.0%
    Nippon Shokubai Co., Ltd.                                  1,600  125,211             0.1%
    Nippon Signal Co., Ltd.                                    2,700   28,050             0.0%
    Nippon Soda Co., Ltd.                                      8,000   62,098             0.0%
    Nippon Steel & Sumikin Bussan Corp.                        8,000   27,818             0.0%
    Nippon Steel & Sumitomo Metal Corp.                       21,410  434,035             0.1%
    Nippon Suisan Kaisha, Ltd.                                14,400   48,244             0.0%
    Nippon Synthetic Chemical Industry Co., Ltd. (The)         4,000   29,627             0.0%
    Nippon Telegraph & Telephone Corp.                         5,800  212,636             0.1%
    Nippon Telegraph & Telephone Corp. ADR                    11,312  415,490             0.1%
    Nippon Thompson Co., Ltd.                                  3,000   14,231             0.0%
    Nippon Valqua Industries, Ltd.                             3,000    7,398             0.0%
#*  Nippon Yakin Kogyo Co., Ltd.                               2,000    2,763             0.0%
    Nippon Yusen K.K.                                         63,405  165,894             0.1%
    Nipro Corp.                                                5,500   61,657             0.0%
    Nishi-Nippon City Bank, Ltd. (The)                        32,000   93,509             0.0%
    Nishi-Nippon Railroad Co., Ltd.                           10,000   51,707             0.0%
    Nishimatsu Construction Co., Ltd.                         13,000   51,608             0.0%
    Nishimatsuya Chain Co., Ltd.                               2,600   22,957             0.0%
    Nishio Rent All Co., Ltd.                                    800   18,619             0.0%
    Nissan Chemical Industries, Ltd.                           5,700  141,568             0.1%
    Nissan Motor Co., Ltd.                                    84,800  879,055             0.2%
    Nissan Shatai Co., Ltd.                                    4,000   46,127             0.0%
#   Nissei Build Kogyo Co., Ltd.                               6,000   18,351             0.0%
    Nissha Printing Co., Ltd.                                  2,300   50,017             0.0%
    Nisshin Oillio Group, Ltd. (The)                           4,000   14,851             0.0%
    Nisshin Seifun Group, Inc.                                 7,880  120,441             0.1%
    Nisshin Steel Co., Ltd.                                    5,300   54,391             0.0%
    Nisshinbo Holdings, Inc.                                   8,000  108,645             0.0%
    Nissin Corp.                                               4,000   11,688             0.0%
    Nissin Electric Co., Ltd.                                  6,000   40,070             0.0%
    Nissin Foods Holdings Co., Ltd.                              500   23,114             0.0%
    Nissin Kogyo Co., Ltd.                                     2,100   32,300             0.0%
    Nitori Holdings Co., Ltd.                                    700   54,585             0.0%
    Nitta Corp.                                                  800   21,793             0.0%
    Nitto Boseki Co., Ltd.                                     8,000   24,095             0.0%
    Nitto Denko Corp.                                          5,600  359,097             0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    Nitto Kogyo Corp.                                            700 $ 13,509             0.0%
    NOF Corp.                                                  6,000   42,887             0.0%
    Nohmi Bosai, Ltd.                                          3,000   37,182             0.0%
#   Nojima Corp.                                               2,400   28,366             0.0%
    NOK Corp.                                                  6,100  143,348             0.1%
    Nomura Co., Ltd.                                             800   10,811             0.0%
    Nomura Holdings, Inc.                                     49,100  308,856             0.1%
    Nomura Holdings, Inc. Sponsored ADR                       37,788  237,687             0.1%
    Nomura Real Estate Holdings, Inc.                          2,400   51,285             0.0%
    Nomura Research Institute, Ltd.                            2,420   98,906             0.0%
    Noritake Co., Ltd/Nagoya Japan                            10,000   23,092             0.0%
    Noritz Corp.                                               2,100   32,825             0.0%
    North Pacific Bank, Ltd.                                  14,500   55,581             0.0%
    NS United Kaiun Kaisha, Ltd.                               7,000   14,037             0.0%
    NSD Co., Ltd.                                              1,840   25,631             0.0%
    NSK, Ltd.                                                 19,900  235,357             0.1%
    NTN Corp.                                                 29,000  144,122             0.1%
    NTT Data Corp.                                             4,200  209,013             0.1%
    NTT DOCOMO, Inc.                                          36,600  712,803             0.2%
    NTT DOCOMO, Inc. Sponsored ADR                             6,786  133,209             0.1%
    NTT Urban Development Corp.                                5,700   56,482             0.0%
    Obara Group, Inc.                                            800   33,474             0.0%
    Obayashi Corp.                                            26,000  228,022             0.1%
    Obic Co., Ltd.                                               600   31,666             0.0%
    Odakyu Electric Railway Co., Ltd.                         10,000   97,747             0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)                            6,000   23,380             0.0%
*   Ohara, Inc.                                                  300    1,464             0.0%
    Ohsho Food Service Corp.                                     600   20,015             0.0%
    Oiles Corp.                                                1,800   28,617             0.0%
#   Oita Bank, Ltd. (The)                                      6,000   25,284             0.0%
    Oji Holdings Corp.                                        32,000  165,728             0.1%
    Okabe Co., Ltd.                                            1,600   12,743             0.0%
    Okamura Corp.                                              3,000   27,835             0.0%
    Okasan Securities Group, Inc.                              2,000   11,755             0.0%
    Oki Electric Industry Co., Ltd.                           23,000   38,820             0.0%
    Okinawa Cellular Telephone Co.                               700   19,546             0.0%
    Okinawa Electric Power Co., Inc. (The)                       750   18,411             0.0%
    OKUMA Corp.                                                4,000   32,074             0.0%
    Okumura Corp.                                              7,000   37,047             0.0%
    Okura Industrial Co., Ltd.                                 2,000    5,694             0.0%
    Okuwa Co., Ltd.                                            2,000   16,730             0.0%
    Olympus Corp.                                              8,400  283,343             0.1%
    Omron Corp.                                                6,900  228,479             0.1%
    Onoken Co., Ltd.                                           1,100    9,650             0.0%
    Onward Holdings Co., Ltd.                                  8,000   50,245             0.0%
    Open House Co., Ltd.                                       1,200   21,891             0.0%
    Oracle Corp. Japan                                           800   36,385             0.0%
    Organo Corp.                                               2,000    8,210             0.0%
    Oriental Land Co., Ltd.                                    1,400   85,045             0.0%
#   Origin Electric Co., Ltd.                                  2,000    5,566             0.0%
    Osaka Gas Co., Ltd.                                       50,000  196,923             0.1%
    Osaka Soda Co., Ltd.                                       4,000   13,928             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    Osaka Steel Co., Ltd.                                        600 $ 10,787             0.0%
    OSAKA Titanium Technologies Co., Ltd.                      1,200   32,634             0.0%
#   Osaki Electric Co., Ltd.                                   1,000    5,120             0.0%
    OSG Corp.                                                  4,600   86,527             0.0%
    Otsuka Corp.                                               1,800   87,012             0.0%
    Otsuka Holdings Co., Ltd.                                  4,400  146,434             0.1%
    Pacific Industrial Co., Ltd.                               2,100   23,504             0.0%
#   Pacific Metals Co., Ltd.                                   7,000   18,733             0.0%
    Pack Corp. (The)                                             200    4,741             0.0%
#   Pal Co., Ltd.                                                100    2,236             0.0%
    PALTAC Corp.                                               2,000   39,341             0.0%
    PanaHome Corp.                                             5,000   35,581             0.0%
    Panasonic Corp.                                           37,500  439,978             0.1%
    Panasonic Corp. Sponsored ADR                             24,160  282,914             0.1%
    Paramount Bed Holdings Co., Ltd.                             800   25,660             0.0%
    Parco Co., Ltd.                                              200    1,734             0.0%
    Paris Miki Holdings, Inc.                                  2,800   10,669             0.0%
    Park24 Co., Ltd.                                           3,600   75,451             0.0%
#   Pasona Group, Inc.                                           500    3,809             0.0%
    Penta-Ocean Construction Co., Ltd.                        14,300   64,939             0.0%
    Pigeon Corp.                                               4,200  117,679             0.0%
    Pilot Corp.                                                1,000   42,340             0.0%
    Piolax, Inc.                                                 500   26,455             0.0%
*   Pioneer Corp.                                             22,000   59,252             0.0%
    Plenus Co., Ltd.                                           1,100   17,010             0.0%
    Pola Orbis Holdings, Inc.                                    600   38,161             0.0%
    Press Kogyo Co., Ltd.                                      6,000   25,787             0.0%
    Prestige International, Inc.                               1,000    9,775             0.0%
    Prima Meat Packers, Ltd.                                   5,000   13,967             0.0%
    Pronexus, Inc.                                               600    4,422             0.0%
    Raito Kogyo Co., Ltd.                                      3,300   31,559             0.0%
    Rakuten, Inc.                                             12,300  170,394             0.1%
    Relo Holdings, Inc.                                          600   64,515             0.0%
    Rengo Co., Ltd.                                           12,000   57,044             0.0%
    Resona Holdings, Inc.                                     56,700  300,018             0.1%
    Resorttrust, Inc.                                          2,800   71,962             0.0%
    Ricoh Co., Ltd.                                           36,800  396,627             0.1%
    Ricoh Leasing Co., Ltd.                                      600   18,176             0.0%
    Riken Corp.                                                5,000   18,816             0.0%
    Ringer Hut Co., Ltd.                                       2,000   40,791             0.0%
    Rinnai Corp.                                               1,000   79,276             0.0%
    Riso Kagaku Corp.                                          2,800   50,788             0.0%
    Rohm Co., Ltd.                                             1,300   64,261             0.0%
    Rohto Pharmaceutical Co., Ltd.                             3,000   49,495             0.0%
    Roland DG Corp.                                              700   15,953             0.0%
    Round One Corp.                                            8,000   36,136             0.0%
    Royal Holdings Co., Ltd.                                   1,800   31,614             0.0%
    Ryobi, Ltd.                                                9,000   33,183             0.0%
    Ryoden Trading Co., Ltd.                                   2,000   13,083             0.0%
    Ryohin Keikaku Co., Ltd.                                     400   80,319             0.0%
#   Ryosan Co., Ltd.                                           1,400   33,880             0.0%
#   S Foods, Inc.                                                600   10,430             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    Saibu Gas Co., Ltd.                                       11,000 $ 24,720             0.0%
    Saizeriya Co., Ltd.                                        1,800   40,800             0.0%
    Sakai Chemical Industry Co., Ltd.                          7,000   20,704             0.0%
    Sakata INX Corp.                                             200    1,824             0.0%
    Sakata Seed Corp.                                          1,800   38,105             0.0%
    San-A Co., Ltd.                                            1,400   59,452             0.0%
    San-Ai Oil Co., Ltd.                                       4,000   30,552             0.0%
    Sanden Holdings Corp.                                      6,000   20,655             0.0%
    Sangetsu Co., Ltd.                                         2,000   31,906             0.0%
#   Sanken Electric Co., Ltd.                                  6,000   20,853             0.0%
    Sankyo Co., Ltd.                                           1,700   65,517             0.0%
#   Sankyo Tateyama, Inc.                                      1,400   19,488             0.0%
    Sankyu, Inc.                                               8,000   45,066             0.0%
#   Sanrio Co., Ltd.                                           1,400   37,193             0.0%
    Sanshin Electronics Co., Ltd.                              2,400   25,463             0.0%
    Santen Pharmaceutical Co., Ltd.                            4,000   54,290             0.0%
    Sanyo Chemical Industries, Ltd.                            2,000   14,793             0.0%
    Sanyo Denki Co., Ltd.                                      2,000   12,181             0.0%
    Sanyo Electric Railway Co., Ltd.                           7,000   27,213             0.0%
    Sanyo Shokai, Ltd.                                         9,000   26,249             0.0%
    Sanyo Special Steel Co., Ltd.                              3,000   12,358             0.0%
    Sapporo Holdings, Ltd.                                    15,000   61,821             0.0%
    Sato Holdings Corp.                                          500   10,870             0.0%
    Sawada Holdings Co., Ltd.                                  1,300   13,021             0.0%
    Sawai Pharmaceutical Co., Ltd.                             1,500   96,026             0.0%
    SBI Holdings, Inc.                                         8,900  100,733             0.0%
    SCREEN Holdings Co., Ltd.                                 10,000   59,083             0.0%
    SCSK Corp.                                                 1,743   66,827             0.0%
    Secom Co., Ltd.                                            3,400  226,797             0.1%
    Sega Sammy Holdings, Inc.                                  5,900   62,132             0.0%
    Seiko Epson Corp.                                         13,600  207,742             0.1%
    Seiko Holdings Corp.                                       7,000   45,604             0.0%
    Seino Holdings Co., Ltd.                                   5,100   60,528             0.0%
    Seiren Co., Ltd.                                           1,800   21,179             0.0%
    Sekisui Chemical Co., Ltd.                                26,100  307,954             0.1%
    Sekisui House, Ltd.                                       31,400  522,697             0.2%
    Sekisui Jushi Corp.                                        2,000   26,797             0.0%
    Sekisui Plastics Co., Ltd.                                 5,000   16,232             0.0%
#   Senko Co., Ltd.                                            6,320   43,746             0.0%
#   Senshukai Co., Ltd.                                        1,600   10,675             0.0%
    Seria Co., Ltd.                                            1,100   46,775             0.0%
    Seven & I Holdings Co., Ltd.                              11,700  531,470             0.2%
    Seven Bank, Ltd.                                          11,400   51,945             0.0%
#*  Sharp Corp.                                               91,000   99,743             0.0%
    Shibuya Kogyo Co., Ltd.                                    1,400   21,556             0.0%
#   Shiga Bank, Ltd. (The)                                    14,000   74,828             0.0%
    Shikoku Bank, Ltd. (The)                                   6,000   13,039             0.0%
    Shikoku Chemicals Corp.                                    2,000   19,690             0.0%
    Shikoku Electric Power Co., Inc.                           5,600   95,072             0.0%
    Shima Seiki Manufacturing, Ltd.                            1,700   25,379             0.0%
    Shimachu Co., Ltd.                                         2,300   50,238             0.0%
    Shimadzu Corp.                                            12,000  186,150             0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
JAPAN -- (Continued)
    Shimano, Inc.                                                900 $  141,812             0.1%
    Shimizu Corp.                                             15,000    131,334             0.1%
    Shin-Etsu Chemical Co., Ltd.                               6,400    380,603             0.1%
    Shindengen Electric Manufacturing Co., Ltd.                1,000      3,652             0.0%
#   Shinko Electric Industries Co., Ltd.                       4,200     25,508             0.0%
#   Shinko Plantech Co., Ltd.                                  2,900     23,307             0.0%
    Shinko Shoji Co., Ltd.                                     1,000     11,144             0.0%
    Shinmaywa Industries, Ltd.                                 4,000     43,667             0.0%
    Shinsei Bank, Ltd.                                        40,000     83,871             0.0%
    Shionogi & Co., Ltd.                                       1,100     45,118             0.0%
    Ship Healthcare Holdings, Inc.                             2,500     60,558             0.0%
    Shiroki Corp.                                              5,000     14,520             0.0%
    Shiseido Co., Ltd.                                        15,700    372,939             0.1%
    Shizuoka Bank, Ltd. (The)                                 15,000    150,476             0.1%
    Shizuoka Gas Co., Ltd.                                     3,000     20,166             0.0%
    Shochiku Co., Ltd.                                         2,000     17,667             0.0%
    Showa Corp.                                                1,800     16,684             0.0%
    Showa Denko KK                                            63,000     79,347             0.0%
    Showa Sangyo Co., Ltd.                                     5,000     18,799             0.0%
    Showa Shell Sekiyu K.K.                                    9,600     84,734             0.0%
#   Siix Corp.                                                   600     16,885             0.0%
    Sinanen Holdings Co., Ltd.                                 4,000     14,891             0.0%
    Sintokogio, Ltd.                                           4,000     34,390             0.0%
    SKY Perfect JSAT Holdings, Inc.                            6,900     36,318             0.0%
    SMC Corp.                                                    400    102,897             0.0%
    SMS Co., Ltd.                                              2,000     33,219             0.0%
    Sodick Co., Ltd.                                           1,800     13,277             0.0%
    SoftBank Group Corp.                                      19,084  1,069,260             0.3%
    Sogo Medical Co., Ltd.                                       300     11,118             0.0%
    Sojitz Corp.                                              62,600    137,688             0.1%
    Sompo Japan Nipponkoa Holdings, Inc.                       8,100    254,326             0.1%
    Sony Corp.                                                 6,900    196,135             0.1%
*   Sony Corp. Sponsored ADR                                  14,427    409,727             0.1%
    Sony Financial Holdings, Inc.                              3,200     57,352             0.0%
    Sotetsu Holdings, Inc.                                    12,000     68,325             0.0%
    Square Enix Holdings Co., Ltd.                               500     13,515             0.0%
    St Marc Holdings Co., Ltd.                                 1,200     35,672             0.0%
    Stanley Electric Co., Ltd.                                 2,300     43,931             0.0%
    Star Micronics Co., Ltd.                                     700      9,502             0.0%
    Start Today Co., Ltd.                                      3,300    110,496             0.0%
    Starts Corp., Inc.                                         1,600     25,088             0.0%
    Starzen Co., Ltd.                                            300      7,772             0.0%
    Sugi Holdings Co., Ltd.                                    1,200     58,311             0.0%
#   Sumco Corp.                                                8,600     86,694             0.0%
    Suminoe Textile Co., Ltd.                                  5,000     14,302             0.0%
    Sumitomo Bakelite Co., Ltd.                                9,000     36,922             0.0%
    Sumitomo Chemical Co., Ltd.                               87,231    499,677             0.1%
    Sumitomo Corp.                                            15,000    164,059             0.1%
#   Sumitomo Dainippon Pharma Co., Ltd.                        3,400     37,631             0.0%
    Sumitomo Densetsu Co., Ltd.                                2,100     27,533             0.0%
    Sumitomo Electric Industries, Ltd.                        33,900    462,665             0.1%
    Sumitomo Forestry Co., Ltd.                                9,900    118,410             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
JAPAN -- (Continued)
    Sumitomo Heavy Industries, Ltd.                           34,000 $  153,204             0.1%
    Sumitomo Metal Mining Co., Ltd.                           18,000    223,315             0.1%
    Sumitomo Mitsui Construction Co., Ltd.                    25,800     25,064             0.0%
    Sumitomo Mitsui Financial Group, Inc.                     33,100  1,320,480             0.3%
    Sumitomo Mitsui Trust Holdings, Inc.                      88,000    337,792             0.1%
    Sumitomo Osaka Cement Co., Ltd.                           18,000     69,363             0.0%
    Sumitomo Realty & Development Co., Ltd.                    1,000     32,928             0.0%
#   Sumitomo Riko Co., Ltd.                                    2,500     20,209             0.0%
    Sumitomo Rubber Industries, Ltd.                           8,400    124,937             0.1%
#   Sumitomo Seika Chemicals Co., Ltd.                         4,000     27,889             0.0%
    Sumitomo Warehouse Co., Ltd. (The)                         8,000     42,442             0.0%
    Sun Frontier Fudousan Co., Ltd.                            1,300     10,493             0.0%
    Suntory Beverage & Food, Ltd.                              2,500    101,094             0.0%
    Suruga Bank, Ltd.                                          5,100    100,404             0.0%
    Suzuken Co., Ltd.                                          3,190    122,094             0.1%
    Suzuki Motor Corp.                                         6,800    222,656             0.1%
    Sysmex Corp.                                               6,500    371,532             0.1%
    T Hasegawa Co., Ltd.                                       1,500     19,663             0.0%
    T&D Holdings, Inc.                                        15,500    203,681             0.1%
    T&K Toka Co., Ltd.                                           500      9,187             0.0%
    T-Gaia Corp.                                                 700     10,672             0.0%
#   Tachi-S Co., Ltd.                                          1,500     20,941             0.0%
    Tadano, Ltd.                                               6,000     71,673             0.0%
    Taiheiyo Cement Corp.                                     65,000    214,287             0.1%
    Taiho Kogyo Co., Ltd.                                        700      8,079             0.0%
    Taikisha, Ltd.                                             1,200     29,050             0.0%
    Taiko Bank, Ltd. (The)                                     7,000     13,630             0.0%
    Taisei Corp.                                              33,000    214,451             0.1%
#   Taiyo Holdings Co., Ltd.                                   1,000     34,369             0.0%
    Taiyo Nippon Sanso Corp.                                   5,100     52,569             0.0%
#   Taiyo Yuden Co., Ltd.                                      4,800     67,589             0.0%
    Takara Holdings, Inc.                                      4,000     28,731             0.0%
    Takara Leben Co., Ltd.                                     3,100     16,117             0.0%
    Takara Standard Co., Ltd.                                  5,000     37,770             0.0%
    Takasago International Corp.                                 400     10,555             0.0%
    Takasago Thermal Engineering Co., Ltd.                     3,000     43,068             0.0%
    Takashimaya Co., Ltd.                                     13,000    116,210             0.0%
#*  Takata Corp.                                               1,000     11,334             0.0%
    Takeda Pharmaceutical Co., Ltd.                            7,000    341,826             0.1%
    Takeuchi Manufacturing Co., Ltd.                           1,500     28,255             0.0%
    Takiron Co., Ltd.                                          2,000      8,559             0.0%
    Tamron Co., Ltd.                                           1,000     19,972             0.0%
    Tamura Corp.                                               4,000     12,725             0.0%
    Tatsuta Electric Wire and Cable Co., Ltd.                  4,900     18,703             0.0%
    Tayca Corp.                                                3,000     12,526             0.0%
    TDK Corp.                                                  6,300    401,287             0.1%
    TDK Corp. Sponsored ADR                                    1,200     77,580             0.0%
    Teijin, Ltd.                                              70,000    247,103             0.1%
    Tekken Corp.                                               4,000     11,140             0.0%
    Temp Holdings Co., Ltd.                                    4,800     71,663             0.0%
    Terumo Corp.                                               7,800    231,426             0.1%
    THK Co., Ltd.                                              5,200     97,956             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    Toa Corp.(6894508)                                        13,000 $ 29,497             0.0%
    Toa Corp.(6894434)                                           900    9,095             0.0%
    Toagosei Co., Ltd.                                         4,900   41,024             0.0%
#*  Tobishima Corp.                                           13,200   23,215             0.0%
    Tobu Railway Co., Ltd.                                     9,000   43,530             0.0%
    TOC Co., Ltd.                                              2,800   20,528             0.0%
    Tocalo Co., Ltd.                                             600   12,044             0.0%
    Tochigi Bank, Ltd. (The)                                   5,000   28,561             0.0%
    Toda Corp.                                                11,000   59,837             0.0%
    Toei Co., Ltd.                                             5,000   44,674             0.0%
    Toenec Corp.                                               4,000   30,961             0.0%
    Toho Bank, Ltd. (The)                                      7,000   25,781             0.0%
    Toho Co., Ltd.                                             1,700   44,239             0.0%
    Toho Co., Ltd/Kobe                                           200    3,693             0.0%
    Toho Gas Co., Ltd.                                        19,000  116,363             0.0%
#   Toho Holdings Co., Ltd.                                    2,900   64,297             0.0%
#   Toho Zinc Co., Ltd.                                        5,000   13,818             0.0%
    Tohoku Electric Power Co., Inc.                            9,400  131,980             0.1%
#   Tokai Carbon Co., Ltd.                                     8,000   21,814             0.0%
    TOKAI Holdings Corp.                                       4,600   19,508             0.0%
    Tokai Rika Co., Ltd.                                       2,800   60,544             0.0%
    Tokai Tokyo Financial Holdings, Inc.                       1,600    9,734             0.0%
    Token Corp.                                                  120    9,522             0.0%
    Tokio Marine Holdings, Inc.                                8,700  335,226             0.1%
    Tokushu Tokai Paper Co., Ltd.                              4,000   13,313             0.0%
#*  Tokuyama Corp.                                            18,000   36,301             0.0%
    Tokyo Dome Corp.                                           8,000   37,142             0.0%
*   Tokyo Electric Power Co., Inc.                            12,500   85,268             0.0%
    Tokyo Electron, Ltd.                                       3,700  221,922             0.1%
    Tokyo Energy & Systems, Inc.                               2,000   19,365             0.0%
    Tokyo Gas Co., Ltd.                                       56,000  277,136             0.1%
*   Tokyo Rope Manufacturing Co., Ltd.                         7,000   10,827             0.0%
    Tokyo Seimitsu Co., Ltd.                                   2,100   46,364             0.0%
    Tokyo Steel Manufacturing Co., Ltd.                        4,100   27,360             0.0%
    Tokyo Tatemono Co., Ltd.                                   6,200   77,037             0.0%
    Tokyo TY Financial Group, Inc.                               585   18,324             0.0%
    Tokyotokeiba Co., Ltd.                                     5,000   11,743             0.0%
    Tokyu Construction Co., Ltd.                               1,400   10,669             0.0%
#   Tokyu Corp.                                               19,000  154,066             0.1%
    Tokyu Fudosan Holdings Corp.                              14,000   98,408             0.0%
    TOMONY Holdings, Inc.                                      7,000   27,145             0.0%
#   Tomy Co., Ltd.                                             7,000   35,267             0.0%
    Tonami Holdings Co., Ltd.                                  3,000    9,790             0.0%
    TonenGeneral Sekiyu K.K.                                   8,000   83,117             0.0%
    Topcon Corp.                                               3,900   56,345             0.0%
    Toppan Forms Co., Ltd.                                     2,200   28,342             0.0%
    Toppan Printing Co., Ltd.                                 19,000  170,382             0.1%
    Topre Corp.                                                2,800   60,827             0.0%
    Topy Industries, Ltd.                                      8,000   18,000             0.0%
#   Toray Industries, Inc.                                    49,000  427,486             0.1%
    Torii Pharmaceutical Co., Ltd.                             1,000   24,131             0.0%
    Tosei Corp.                                                1,700   10,526             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
JAPAN -- (Continued)
*   Toshiba Corp.                                             72,000 $  203,116             0.1%
    Toshiba Machine Co., Ltd.                                  8,000     27,549             0.0%
    Toshiba Plant Systems & Services Corp.                     2,000     21,423             0.0%
    Toshiba TEC Corp.                                          2,000      7,246             0.0%
    Tosoh Corp.                                               23,000    116,811             0.0%
    Totetsu Kogyo Co., Ltd.                                    1,300     28,109             0.0%
    TOTO, Ltd.                                                 5,500    186,479             0.1%
    Towa Bank, Ltd. (The)                                     35,000     30,624             0.0%
#   Towa Corp.                                                 5,200     27,909             0.0%
    Towa Pharmaceutical Co., Ltd.                                600     40,803             0.0%
    Toyo Construction Co., Ltd.                                2,700     12,408             0.0%
#   Toyo Engineering Corp.                                     4,000     10,059             0.0%
    Toyo Ink SC Holdings Co., Ltd.                             9,000     37,109             0.0%
#   Toyo Kanetsu K.K.                                          8,000     12,932             0.0%
#   Toyo Kohan Co., Ltd.                                       3,000      9,682             0.0%
    Toyo Securities Co., Ltd.                                  4,000     12,910             0.0%
    Toyo Seikan Group Holdings, Ltd.                           8,800    170,045             0.1%
    Toyo Tanso Co., Ltd.                                       1,200     17,279             0.0%
    Toyo Tire & Rubber Co., Ltd.                               6,000    126,256             0.1%
    Toyobo Co., Ltd.                                          70,000    102,609             0.0%
    Toyoda Gosei Co., Ltd.                                     3,600     82,519             0.0%
    Toyota Boshoku Corp.                                       4,500     96,151             0.0%
    Toyota Motor Corp.                                        19,055  1,167,394             0.3%
    Toyota Motor Corp. Sponsored ADR                          11,495  1,409,517             0.4%
    Toyota Tsusho Corp.                                        7,400    169,475             0.1%
    TPR Co., Ltd.                                              1,400     34,223             0.0%
    Trancom Co., Ltd.                                            800     38,559             0.0%
    Transcosmos, Inc.                                          1,400     39,090             0.0%
    Trusco Nakayama Corp.                                        400     14,024             0.0%
    TS Tech Co., Ltd.                                          2,400     65,821             0.0%
    Tsubakimoto Chain Co.                                      7,000     51,291             0.0%
    Tsugami Corp.                                              4,000     19,582             0.0%
    Tsukuba Bank, Ltd.                                         5,900     20,753             0.0%
    Tsukui Corp.                                               4,000     42,958             0.0%
#   Tsumura & Co.                                              2,300     55,421             0.0%
    Tsuruha Holdings, Inc.                                     1,200     95,069             0.0%
    Tv Tokyo Holdings Corp.                                      700     12,417             0.0%
#   UACJ Corp.                                                14,000     27,187             0.0%
    Ube Industries, Ltd.                                      51,000    107,088             0.0%
    UKC Holdings Corp.                                           600     12,022             0.0%
    Ulvac, Inc.                                                4,200     74,696             0.0%
    Unicharm Corp.                                            12,400    264,818             0.1%
    Unipres Corp.                                              1,400     31,817             0.0%
    United Arrows, Ltd.                                        1,600     68,929             0.0%
    United Super Markets Holdings, Inc.                        2,700     23,530             0.0%
    Universal Entertainment Corp.                              1,200     21,773             0.0%
    Unizo Holdings Co., Ltd.                                     700     29,716             0.0%
#   UNY Group Holdings Co., Ltd.                               7,400     40,912             0.0%
*   Usen Corp.                                                 9,900     26,358             0.0%
    Ushio, Inc.                                                7,000     96,431             0.0%
    USS Co., Ltd.                                              2,200     38,839             0.0%
    Valor Holdings Co., Ltd.                                   1,200     27,984             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------ ----------- ---------------
JAPAN -- (Continued)
    Vital KSK Holdings, Inc.                                   1,000 $     7,271             0.0%
    VT Holdings Co., Ltd.                                      6,800      42,051             0.0%
    Wacoal Holdings Corp.                                      7,000      87,839             0.0%
#   Wacom Co., Ltd.                                            7,400      27,698             0.0%
    Wakita & Co., Ltd.                                         2,800      22,037             0.0%
    Warabeya Nichiyo Co., Ltd.                                 1,000      19,521             0.0%
#*  WATAMI Co., Ltd.                                           1,700      11,933             0.0%
    Welcia Holdings Co., Ltd.                                    600      29,571             0.0%
    West Japan Railway Co.                                     2,700     189,693             0.1%
    Xebio Holdings Co., Ltd.                                   1,700      30,416             0.0%
    Yahoo Japan Corp.                                         13,500      57,255             0.0%
    Yaizu Suisankagaku Industry Co., Ltd.                        200       1,632             0.0%
    Yakult Honsha Co., Ltd.                                    1,300      68,824             0.0%
    YAMABIKO Corp.                                             2,800      25,768             0.0%
    Yamada Denki Co., Ltd.                                    45,900     206,488             0.1%
#   Yamagata Bank, Ltd. (The)                                 10,000      38,867             0.0%
#   Yamaguchi Financial Group, Inc.                           10,000     122,996             0.1%
    Yamaha Corp.                                               7,400     183,659             0.1%
    Yamaha Motor Co., Ltd.                                     5,700     127,808             0.1%
    Yamanashi Chuo Bank, Ltd. (The)                            9,000      42,186             0.0%
    Yamato Holdings Co., Ltd.                                  3,400      66,927             0.0%
    Yamato Kogyo Co., Ltd.                                     1,600      42,619             0.0%
    Yamazaki Baking Co., Ltd.                                  2,000      38,517             0.0%
    Yamazen Corp.                                              3,900      34,828             0.0%
    Yaoko Co., Ltd.                                              400      16,111             0.0%
    Yaskawa Electric Corp.                                     7,700      91,337             0.0%
    Yasuda Logistics Corp.                                     1,500      11,940             0.0%
    Yellow Hat, Ltd.                                             400       8,800             0.0%
    Yokogawa Bridge Holdings Corp.                             2,300      21,321             0.0%
    Yokogawa Electric Corp.                                    7,600      84,894             0.0%
    Yokohama Reito Co., Ltd.                                   3,900      31,104             0.0%
    Yokohama Rubber Co., Ltd. (The)                            5,500     105,730             0.0%
    Yondenko Corp.                                             2,000       7,267             0.0%
    Yondoshi Holdings, Inc.                                    1,400      29,639             0.0%
    Yorozu Corp.                                                 600      12,823             0.0%
#   Yoshinoya Holdings Co., Ltd.                               1,500      18,481             0.0%
    Yuasa Trading Co., Ltd.                                    1,500      34,965             0.0%
#   Yumeshin Holdings Co., Ltd.                                1,700       9,834             0.0%
    Yurtec Corp.                                               3,000      28,785             0.0%
    Zensho Holdings Co., Ltd.                                  5,600      52,764             0.0%
    Zeon Corp.                                                11,000      89,780             0.0%
    ZERIA Pharmaceutical Co., Ltd.                             1,100      16,385             0.0%
                                                                     -----------            ----
TOTAL JAPAN                                                           87,739,670            21.9%
                                                                     -----------            ----
NETHERLANDS -- (3.0%)
    Aalberts Industries NV                                     6,166     199,904             0.1%
    Aegon NV                                                  84,182     516,580             0.1%
    Akzo Nobel NV                                             16,766   1,185,865             0.3%
    AMG Advanced Metallurgical Group NV                        3,569      29,377             0.0%
    Amsterdam Commodities NV                                   1,121      28,209             0.0%
#*  APERAM SA                                                  3,036      93,479             0.0%
    Arcadis NV                                                 1,691      42,629             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
NETHERLANDS -- (Continued)
    ArcelorMittal(B03XPL1)                                      4,051 $    22,622             0.0%
#   ArcelorMittal(B295F26)                                     35,056     196,664             0.1%
    ASM International NV                                        2,193      83,657             0.0%
    ASML Holding NV(B929F46)                                    1,373     127,353             0.0%
#   ASML Holding NV(B908F01)                                    3,126     290,062             0.1%
    BE Semiconductor Industries NV                              1,352      29,183             0.0%
    Beter Bed Holding NV                                          515      12,319             0.0%
    BinckBank NV                                                5,442      47,870             0.0%
    Brunel International NV                                     1,064      19,956             0.0%
    Corbion NV                                                  2,669      65,537             0.0%
    Delta Lloyd NV                                             11,310      89,123             0.0%
#*  Fugro NV                                                    3,604      68,388             0.0%
    Gemalto NV                                                  3,558     222,764             0.1%
#*  Heijmans NV                                                 1,353      11,378             0.0%
    Heineken NV                                                 4,475     407,596             0.1%
    Hunter Douglas NV                                             235       9,744             0.0%
    ING Groep NV                                                4,966      72,539             0.0%
    ING Groep NV Sponsored ADR                                 80,336   1,162,462             0.3%
    KAS Bank NV                                                   625       7,376             0.0%
    Kendrion NV                                                 1,050      25,313             0.0%
    Koninklijke Ahold NV                                       36,449     741,478             0.2%
*   Koninklijke BAM Groep NV                                   12,170      67,027             0.0%
    Koninklijke Boskalis Westminster NV                         4,599     223,211             0.1%
    Koninklijke DSM NV                                         11,821     630,148             0.2%
    Koninklijke KPN NV                                        172,463     631,939             0.2%
    Koninklijke Philips NV(500472303)                          15,186     409,111             0.1%
    Koninklijke Philips NV(5986622)                            17,265     465,443             0.1%
    Koninklijke Ten Cate NV                                     1,168      31,596             0.0%
    Koninklijke Vopak NV                                        2,984     119,869             0.0%
    Nederland Apparatenfabriek                                    620      20,459             0.0%
    NN Group NV                                                   975      30,549             0.0%
*   PostNL NV                                                  19,131      78,815             0.0%
    Randstad Holding NV                                         5,090     303,549             0.1%
    RELX NV                                                    44,774     763,700             0.2%
*   Royal Imtech NV                                                 1          --             0.0%
*   SBM Offshore NV                                            14,256     194,769             0.0%
    Sligro Food Group NV                                          404      14,832             0.0%
*   Telegraaf Media Groep NV                                      581       2,603             0.0%
    TKH Group NV                                                1,942      73,486             0.0%
    TNT Express NV                                              8,337      70,056             0.0%
*   TomTom NV                                                   4,250      46,089             0.0%
#   Unilever NV(904784709)                                     33,790   1,519,874             0.4%
#   Unilever NV(B12T3J1)                                        4,559     207,118             0.1%
    USG People NV                                               1,366      21,712             0.0%
    Wessanen                                                    4,831      51,891             0.0%
    Wolters Kluwer NV                                          19,600     662,427             0.2%
                                                                      -----------             ---
TOTAL NETHERLANDS                                                      12,449,700             3.1%
                                                                      -----------             ---
NEW ZEALAND -- (0.2%)
    Air New Zealand, Ltd.                                       7,011      13,791             0.0%
    Auckland International Airport, Ltd.                       19,632      69,766             0.0%
*   Chorus, Ltd. ADR                                              880       8,391             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
NEW ZEALAND -- (Continued)
    Contact Energy, Ltd.                                      26,952 $ 94,600             0.0%
    Ebos Group, Ltd.                                           2,665   24,598             0.0%
    Fisher & Paykel Healthcare Corp., Ltd.                    20,757  109,225             0.1%
    Fletcher Building, Ltd.(6341606)                          13,458   67,783             0.0%
    Fletcher Building, Ltd.(6341617)                           1,711    8,554             0.0%
    Freightways, Ltd.                                          8,232   32,771             0.0%
    Infratil, Ltd.                                            20,130   42,279             0.0%
    Kathmandu Holdings, Ltd.                                   8,976    9,526             0.0%
    Mainfreight, Ltd.                                          3,098   32,498             0.0%
    Metlifecare, Ltd.                                          2,076    6,266             0.0%
    Mighty River Power, Ltd.                                   1,629    3,085             0.0%
    New Zealand Refining Co., Ltd. (The)                       7,267   16,928             0.0%
    Nuplex Industries, Ltd.                                    5,854   16,865             0.0%
#   Port of Tauranga, Ltd.                                     1,623   19,772             0.0%
    Ryman Healthcare, Ltd.                                     5,755   30,706             0.0%
    SKY Network Television, Ltd.                               8,043   24,693             0.0%
    SKYCITY Entertainment Group, Ltd.                         23,250   63,070             0.0%
    Spark New Zealand, Ltd.                                   80,083  181,646             0.1%
    Steel & Tube Holdings, Ltd.                                4,051    7,632             0.0%
    Summerset Group Holdings, Ltd.                             1,432    3,808             0.0%
    Trade Me Group, Ltd.                                      12,648   31,357             0.0%
    TrustPower, Ltd.                                           3,375   17,828             0.0%
    Vector, Ltd.                                               5,054   11,299             0.0%
*   Xero, Ltd.                                                 2,290   24,830             0.0%
                                                                     --------             ---
TOTAL NEW ZEALAND                                                     973,567             0.2%
                                                                     --------             ---
NORWAY -- (0.8%)
    ABG Sundal Collier Holding ASA                            10,039    7,561             0.0%
#*  Akastor ASA                                                3,915    5,108             0.0%
    Aker ASA Class A                                             951   18,730             0.0%
    Aker Solutions ASA                                         3,915   15,725             0.0%
    American Shipping ASA                                      3,443   14,538             0.0%
*   Archer                                                     1,465    1,762             0.0%
    Atea ASA                                                   2,131   19,812             0.0%
    Austevoll Seafood ASA                                      5,066   31,155             0.0%
    Bakkafrost P/F                                             1,935   62,153             0.0%
    BW LPG, Ltd.                                               2,507   17,008             0.0%
    BW Offshore, Ltd.                                         28,042   11,691             0.0%
*   Det Norske Oljeselskap ASA                                 4,721   29,223             0.0%
    DNB ASA                                                   20,110  256,039             0.1%
#*  DNO ASA                                                   28,000   28,294             0.0%
*   DOF ASA                                                    1,800    1,138             0.0%
    Ekornes ASA                                                  454    4,828             0.0%
    Farstad Shipping ASA                                         124      174             0.0%
*   Fred Olsen Energy ASA                                      3,684   17,217             0.0%
    Gjensidige Forsikring ASA                                  4,722   71,893             0.0%
    Golar LNG, Ltd.                                              568   16,478             0.0%
#   Hexagon Composites ASA                                     6,571   10,128             0.0%
#   Hoegh LNG Holdings, Ltd.                                   1,560   18,759             0.0%
*   Kongsberg Automotive ASA                                  23,789   13,751             0.0%
    Kongsberg Gruppen ASA                                      1,943   30,504             0.0%
    Kvaerner ASA                                               5,584    3,518             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
NORWAY -- (Continued)
    Leroy Seafood Group ASA                                         940 $   32,972             0.0%
    Marine Harvest ASA                                            2,735     36,712             0.0%
#*  Nordic Semiconductor ASA                                      8,606     41,360             0.0%
    Norsk Hydro ASA                                              47,783    171,148             0.1%
*   Norske Skogindustrier ASA                                     2,500        674             0.0%
#*  Norwegian Air Shuttle ASA                                     1,098     40,348             0.0%
    Ocean Yield ASA                                               1,754     14,138             0.0%
#   Opera Software ASA                                            2,172     13,570             0.0%
    Orkla ASA                                                    16,184    137,727             0.1%
    Petroleum Geo-Services ASA                                   17,151     71,764             0.0%
    Prosafe SE                                                   16,084     44,613             0.0%
#*  REC Silicon ASA                                              77,614     13,951             0.0%
    Salmar ASA                                                    2,031     33,228             0.0%
    Schibsted ASA Class A                                         2,038     68,388             0.0%
*   Schibsted ASA Class B                                         2,038     63,669             0.0%
*   Songa Offshore                                                6,531        921             0.0%
    SpareBank 1 SMN                                               2,099     13,161             0.0%
    SpareBank 1 SR-Bank ASA                                       6,486     30,983             0.0%
    Statoil ASA                                                  28,043    453,294             0.1%
#   Statoil ASA Sponsored ADR                                    34,685    560,510             0.2%
    Stolt-Nielsen, Ltd.                                           1,153     15,580             0.0%
*   Storebrand ASA                                               20,185     70,432             0.0%
*   Subsea 7 SA                                                  15,884    124,583             0.1%
#   Telenor ASA                                                  17,226    324,506             0.1%
    TGS Nopec Geophysical Co. ASA                                 6,413    127,156             0.1%
    Tomra Systems ASA                                             4,410     47,050             0.0%
    Veidekke ASA                                                  5,045     64,088             0.0%
    Wilh Wilhelmsen ASA                                           3,408     14,779             0.0%
    Wilh Wilhelmsen Holding ASA Class A                           1,249     25,070             0.0%
    Yara International ASA                                        2,707    122,968             0.0%
                                                                        ----------             ---
TOTAL NORWAY                                                             3,486,530             0.9%
                                                                        ----------             ---
PORTUGAL -- (0.3%)
    Altri SGPS SA                                                 8,166     38,613             0.0%
*   Banco Comercial Portugues SA Class R                      1,071,296     61,409             0.0%
*   Banco Espirito Santo SA                                      18,689         --             0.0%
    CTT-Correios de Portugal SA                                   1,729     19,639             0.0%
    EDP - Energias de Portugal SA                                72,522    268,003             0.1%
    EDP Renovaveis SA                                            14,395    104,433             0.0%
    Galp Energia SGPS SA                                         24,956    269,399             0.1%
    Jeronimo Martins SGPS SA                                     14,719    206,607             0.1%
#   Mota-Engil SGPS SA                                            4,412     11,036             0.0%
    NOS SGPS SA                                                  10,831     89,885             0.0%
    Portucel SA                                                  21,719     88,421             0.0%
    REN - Redes Energeticas Nacionais SGPS SA                    13,627     41,527             0.0%
    Sonae SGPS SA                                                30,547     36,498             0.0%
                                                                        ----------             ---
TOTAL PORTUGAL                                                           1,235,470             0.3%
                                                                        ----------             ---
SINGAPORE -- (0.9%)
    Banyan Tree Holdings, Ltd.                                   47,000     16,778             0.0%
#*  Biosensors International Group, Ltd.                         28,000     13,591             0.0%
*   Boustead Projects, Ltd.                                       5,100      3,075             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
SINGAPORE -- (Continued)
    Boustead Singapore, Ltd.                                   17,000 $ 11,621             0.0%
    Bukit Sembawang Estates, Ltd.                               5,000   16,831             0.0%
*   Bund Center Investment, Ltd.                               21,000    2,761             0.0%
    CapitaLand, Ltd.                                           59,000  130,149             0.1%
    Chip Eng Seng Corp., Ltd.                                  45,000   22,001             0.0%
    City Developments, Ltd.                                    17,000   96,208             0.1%
    ComfortDelGro Corp., Ltd.                                  81,000  175,252             0.1%
#   Cosco Corp. Singapore, Ltd.                                21,000    5,621             0.0%
    CSE Global, Ltd.                                           38,000   13,413             0.0%
#   CWT, Ltd.                                                  21,000   29,978             0.0%
    Dairy Farm International Holdings, Ltd.                     2,000   13,168             0.0%
    DBS Group Holdings, Ltd.                                    6,991   85,955             0.0%
#   Ezion Holdings, Ltd.                                       51,800   25,791             0.0%
*   Ezra Holdings, Ltd.                                        75,402    6,562             0.0%
    First Resources, Ltd.                                      33,000   44,206             0.0%
    Genting Singapore P.L.C.                                   36,500   21,143             0.0%
    Global Logistic Properties, Ltd.                           42,300   67,655             0.0%
*   GMG Global, Ltd.                                           30,400    8,342             0.0%
    Great Eastern Holdings, Ltd.                                2,000   30,454             0.0%
    GuocoLand, Ltd.                                            17,666   23,450             0.0%
    GuocoLeisure, Ltd.                                         43,000   27,414             0.0%
    Ho Bee Land, Ltd.                                          17,000   23,884             0.0%
    Hongkong Land Holdings, Ltd.                                2,000   14,996             0.0%
    Hutchison Port Holdings Trust                             153,000   84,740             0.0%
#   Hyflux, Ltd.                                               26,000   12,575             0.0%
    Indofood Agri Resources, Ltd.                              18,000    7,305             0.0%
    Jardine Cycle & Carriage, Ltd.                              1,888   43,713             0.0%
    K1 Ventures, Ltd.                                          21,000    3,000             0.0%
    Keppel Corp., Ltd.                                         25,700  129,366             0.1%
    Keppel Infrastructure Trust                                 1,685      625             0.0%
    Keppel Telecommunications & Transportation, Ltd.            3,000    3,101             0.0%
    Lian Beng Group, Ltd.                                      30,000   11,316             0.0%
    M1, Ltd.                                                   11,000   22,272             0.0%
    Mandarin Oriental International, Ltd.                       6,800   10,393             0.0%
#   Midas Holdings, Ltd.                                       71,000   15,878             0.0%
    Nam Cheong, Ltd.                                           80,000    9,556             0.0%
#   Noble Group, Ltd.                                         191,000   68,577             0.0%
    NSL, Ltd.                                                   2,000    2,001             0.0%
    Olam International, Ltd.                                   14,000   19,931             0.0%
#   OSIM International, Ltd.                                   15,000   14,544             0.0%
*   OUE Hospitality Trust                                           1       --             0.0%
    OUE, Ltd.                                                  13,000   16,614             0.0%
    Oversea-Chinese Banking Corp., Ltd.                        43,886  282,093             0.1%
#   Petra Foods, Ltd.                                          17,000   29,347             0.0%
    Raffles Education Corp., Ltd.                               5,310    1,099             0.0%
    Raffles Medical Group, Ltd.                                13,144   40,322             0.0%
    SATS, Ltd.                                                 32,460   87,726             0.0%
    SembCorp Industries, Ltd.                                  28,700   73,132             0.0%
#   SembCorp Marine, Ltd.                                      53,500   89,025             0.0%
    Sheng Siong Group, Ltd.                                    39,700   24,031             0.0%
    Sinarmas Land, Ltd.                                        66,000   22,548             0.0%
    Singapore Airlines, Ltd.                                   19,000  146,172             0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
SINGAPORE -- (Continued)
    Singapore Exchange, Ltd.                                   17,500 $   92,074             0.0%
    Singapore Post, Ltd.                                       45,900     61,958             0.0%
    Singapore Press Holdings, Ltd.                             35,000     99,540             0.1%
    Singapore Technologies Engineering, Ltd.                   40,000     94,279             0.0%
    Singapore Telecommunications, Ltd.                        160,900    457,158             0.1%
    SMRT Corp., Ltd.                                           13,800     14,359             0.0%
    Stamford Land Corp., Ltd.                                  32,000     11,776             0.0%
    StarHub, Ltd.                                              24,700     63,363             0.0%
    Super Group, Ltd.                                          18,000     11,530             0.0%
#*  Swiber Holdings, Ltd.                                      50,250      9,287             0.0%
    Tat Hong Holdings, Ltd.                                    24,000      9,567             0.0%
    United Engineers, Ltd.                                     16,000     22,657             0.0%
    United Industrial Corp., Ltd.                              35,700     78,430             0.0%
    United Overseas Bank, Ltd.                                 16,359    237,545             0.1%
    UOB-Kay Hian Holdings, Ltd.                                11,000     11,308             0.0%
    UOL Group, Ltd.                                            14,451     67,439             0.0%
#*  Vard Holdings, Ltd.                                        23,000      6,221             0.0%
    Venture Corp., Ltd.                                        14,000     82,505             0.0%
    Wilmar International, Ltd.                                 17,000     37,882             0.0%
    Wing Tai Holdings, Ltd.                                    13,510     16,812             0.0%
*   Yongnam Holdings, Ltd.                                     28,250      7,849             0.0%
                                                                      ----------             ---
TOTAL SINGAPORE                                                        3,694,840             0.9%
                                                                      ----------             ---
SPAIN -- (2.9%)
    Abengoa SA Class A                                          1,793      2,131             0.0%
#   Abengoa SA Class B                                         19,125     18,523             0.0%
    Abertis Infraestructuras SA                                15,813    262,592             0.1%
    Acciona SA                                                  1,682    141,102             0.0%
    Acerinox SA                                                 6,387     69,003             0.0%
    ACS Actividades de Construccion y Servicios SA              7,033    238,602             0.1%
    Adveo Group International SA                                  590      3,373             0.0%
    Almirall SA                                                 2,303     44,329             0.0%
    Amadeus IT Holding SA Class A                              13,072    556,038             0.1%
    Applus Services SA                                          1,476     13,133             0.0%
    Atresmedia Corp de Medios de Comunicacion SA                2,220     28,431             0.0%
#   Banco Bilbao Vizcaya Argentaria SA                         19,198    165,169             0.1%
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR           93,538    806,300             0.2%
#   Banco Bilbao Vizcaya Argentaria, SA                           208      1,793             0.0%
    Banco de Sabadell SA                                      151,897    293,055             0.1%
#   Banco Popular Espanol SA                                   75,642    287,596             0.1%
    Banco Santander SA                                        184,323  1,029,665             0.3%
    Banco Santander SA Sponsored ADR                           94,259    522,195             0.1%
    Bankia SA                                                 106,115    136,369             0.0%
    Bankinter SA                                               38,647    279,501             0.1%
*   Baron de Ley                                                  128     13,070             0.0%
    Bolsas y Mercados Espanoles SHMSF SA                        3,931    141,036             0.0%
    CaixaBank SA                                               48,925    187,390             0.1%
*   Caja de Ahorros del Mediterraneo                              233         --             0.0%
*   Cementos Portland Valderrivas SA                              155        870             0.0%
    Cia de Distribucion Integral Logista Holdings SA              703     14,033             0.0%
    Cie Automotive SA                                           2,547     40,792             0.0%
    Construcciones y Auxiliar de Ferrocarriles SA                  77     21,494             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
SPAIN -- (Continued)
    Distribuidora Internacional de Alimentacion SA             24,985 $   158,745             0.1%
    Duro Felguera SA                                            6,898      16,205             0.0%
    Ebro Foods SA                                               1,697      32,142             0.0%
    Elecnor SA                                                      3          27             0.0%
    Enagas SA                                                  13,023     393,793             0.1%
    Ence Energia y Celulosa SA                                 11,101      38,800             0.0%
    Endesa SA                                                   6,412     142,572             0.0%
    Faes Farma SA                                               8,337      22,401             0.0%
    Ferrovial SA                                                8,316     209,791             0.1%
*   Fomento de Construcciones y Contratas SA                    1,468      11,176             0.0%
    Gamesa Corp. Tecnologica SA                                 9,484     149,689             0.0%
    Gas Natural SDG SA                                         15,058     325,732             0.1%
    Grifols SA                                                  5,818     269,461             0.1%
    Grupo Catalana Occidente SA                                 1,384      42,913             0.0%
    Iberdrola SA                                              149,800   1,068,245             0.3%
#*  Indra Sistemas SA                                           5,229      55,942             0.0%
#   Industria de Diseno Textil SA                              16,346     612,065             0.2%
*   Inmobiliaria Colonial SA                                   42,163      31,182             0.0%
    Laboratorios Farmaceuticos Rovi SA                          1,523      22,926             0.0%
*   Liberbank SA                                               41,678      25,776             0.0%
    Mapfre SA                                                  48,885     145,030             0.0%
    Mediaset Espana Comunicacion SA                             5,790      70,253             0.0%
    Melia Hotels International SA                               3,189      46,049             0.0%
    Miquel y Costas & Miquel SA                                   531      18,970             0.0%
*   NH Hotel Group SA                                           8,316      50,826             0.0%
    Obrascon Huarte Lain SA(5379749)                            3,901      31,201             0.0%
    Obrascon Huarte Lain SA(BZBWTC4)                            3,218      25,811             0.0%
    Papeles y Cartones de Europa SA                             2,357      13,371             0.0%
*   Pescanova SA                                                1,279          --             0.0%
*   Promotora de Informaciones SA Class A                         880       4,880             0.0%
    Prosegur Cia de Seguridad SA                               11,835      52,658             0.0%
*   Realia Business SA                                          8,376       6,583             0.0%
    Red Electrica Corp. SA                                      3,841     338,142             0.1%
    Repsol SA                                                  20,148     253,631             0.1%
    Repsol SA Sponsored ADR                                     4,855      60,833             0.0%
    Sacyr SA                                                   11,109      27,949             0.0%
    Tecnicas Reunidas SA                                        1,644      73,219             0.0%
    Telefonica SA                                              89,912   1,186,243             0.3%
    Telefonica SA Sponsored ADR                                23,283     306,637             0.1%
    Tubacex SA                                                  5,015      10,751             0.0%
    Tubos Reunidos SA                                           1,662       1,743             0.0%
    Vidrala SA                                                    520      24,596             0.0%
    Viscofan SA                                                 2,065     120,441             0.0%
*   Vocento SA                                                    844       1,592             0.0%
    Zardoya Otis SA                                             9,073     111,559             0.0%
                                                                      -----------             ---
TOTAL SPAIN                                                            11,930,136             3.0%
                                                                      -----------             ---
SWEDEN -- (3.1%)
    AAK AB                                                      1,283      92,380             0.0%
    AddTech AB Class B                                          2,966      42,044             0.0%
    AF AB Class B                                               3,170      46,879             0.0%
    Alfa Laval AB                                              10,288     180,491             0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
SWEDEN -- (Continued)
    Assa Abloy AB Class B                                     23,253 $462,574             0.1%
#   Atlas Copco AB Class A                                    17,376  452,830             0.1%
#   Atlas Copco AB Class B                                    10,812  261,378             0.1%
#   Atrium Ljungberg AB Class B                                2,034   31,542             0.0%
    Avanza Bank Holding AB                                     1,203   47,579             0.0%
    Axfood AB                                                  2,764   49,879             0.0%
    B&B Tools AB Class B                                       1,109   14,475             0.0%
    Beijer Alma AB                                             1,291   29,918             0.0%
    Beijer Ref AB Class B                                        522   11,601             0.0%
    Betsson AB                                                 3,966   64,502             0.0%
    Bilia AB Class A                                           1,984   41,585             0.0%
    BillerudKorsnas AB                                         2,884   52,193             0.0%
    BioGaia AB Class B                                           462   14,992             0.0%
#   Bjorn Borg AB                                                385    1,298             0.0%
    Boliden AB                                                18,626  356,620             0.1%
    Byggmax Group AB                                           3,589   29,146             0.0%
    Castellum AB                                               5,698   85,285             0.0%
    Clas Ohlson AB Class B                                     1,454   22,089             0.0%
*   Cloetta AB Class B                                         6,574   19,589             0.0%
    Com Hem Holding AB                                         1,549   13,232             0.0%
    Concentric AB                                              1,936   22,396             0.0%
*   Doro AB                                                    4,193   24,544             0.0%
    Duni AB                                                    2,923   44,352             0.0%
    Electrolux AB Series B                                     8,615  253,456             0.1%
    Elekta AB Class B                                         23,332  180,529             0.1%
#*  Eniro AB                                                  10,524    1,606             0.0%
    Fabege AB                                                  7,102  112,828             0.0%
    Getinge AB Class B                                        10,868  271,609             0.1%
    Gunnebo AB                                                 1,977    9,156             0.0%
    Haldex AB                                                  3,031   29,253             0.0%
    Hemfosa Fastigheter AB                                     1,084   11,755             0.0%
    Hennes & Mauritz AB Class B                               22,221  863,794             0.2%
    Hexagon AB Class B                                         7,915  274,535             0.1%
    Hexpol AB                                                 17,026  165,385             0.1%
    HIQ International AB                                       2,384   13,531             0.0%
    Holmen AB Class B                                          3,679  110,903             0.0%
    Hufvudstaden AB Class A                                      111    1,568             0.0%
#   Husqvarna AB Class A                                       3,992   26,112             0.0%
    Husqvarna AB Class B                                      20,853  137,281             0.1%
#   ICA Gruppen AB                                             3,806  135,776             0.0%
    Industrial & Financial Systems Class B                     1,168   45,123             0.0%
#   Indutrade AB                                               1,191   56,633             0.0%
    Intrum Justitia AB                                         3,214  115,309             0.0%
    JM AB                                                      4,593  129,814             0.0%
    Klovern AB Class B                                        13,548   14,020             0.0%
    Kungsleden AB                                              6,798   50,914             0.0%
    Lagercrantz Group AB Class B                               1,440   10,904             0.0%
    Lindab International AB                                    2,338   15,958             0.0%
    Loomis AB Class B                                          2,177   56,500             0.0%
*   Lundin Petroleum AB                                        9,610  139,105             0.1%
    Meda AB Class A                                           10,350  151,899             0.1%
*   Medivir AB Class B                                         1,257   11,171             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
SWEDEN -- (Continued)
    Mekonomen AB                                               1,588 $ 37,582             0.0%
    Micronic Mydata AB                                         9,882   70,469             0.0%
    Millicom International Cellular SA                         1,764   98,337             0.0%
    Modern Times Group MTG AB Class B                          1,582   44,876             0.0%
    NCC AB Class A                                               392   12,006             0.0%
    NCC AB Class B                                             5,374  166,205             0.1%
    NetEnt AB                                                  1,119   63,565             0.0%
#   New Wave Group AB Class B                                  2,987   13,270             0.0%
    Nibe Industrier AB Class B                                 4,348  140,009             0.1%
    Nobia AB                                                   6,331   77,537             0.0%
    Nolato AB Class B                                          1,124   30,835             0.0%
    Nordea Bank AB                                            45,824  505,605             0.1%
    Nordnet AB Class B                                         4,675   16,582             0.0%
    Peab AB                                                   11,052   84,486             0.0%
    Proact IT Group AB                                         1,939   29,335             0.0%
    Ratos AB Class B                                          11,171   65,203             0.0%
    Rezidor Hotel Group AB                                     6,804   28,861             0.0%
    Saab AB Class B                                            2,478   69,786             0.0%
    Sandvik AB                                                39,660  369,897             0.1%
#*  SAS AB                                                     6,947   13,398             0.0%
    Securitas AB Class B                                      20,750  270,906             0.1%
*   Sensys Gatso Group AB                                     29,499   18,734             0.0%
    Skandinaviska Enskilda Banken AB Class A                  29,274  307,403             0.1%
    Skanska AB Class B                                        11,826  230,761             0.1%
    SKF AB Class A                                             2,127   37,364             0.0%
    SKF AB Class B                                            18,753  329,530             0.1%
    SkiStar AB                                                 1,243   18,055             0.0%
#*  SSAB AB Class A(B17H0S8)                                   9,370   33,782             0.0%
#*  SSAB AB Class A(BPRBWK4)                                   1,911    6,928             0.0%
*   SSAB AB Class B(B17H3F6)                                   8,498   26,821             0.0%
*   SSAB AB Class B(BPRBWM6)                                   4,879   15,538             0.0%
    Svenska Cellulosa AB SCA Class A                           1,455   42,930             0.0%
    Svenska Cellulosa AB SCA Class B                          22,306  657,000             0.2%
    Svenska Handelsbanken AB Class A                          14,511  197,081             0.1%
    Sweco AB                                                   1,027   15,029             0.0%
#   Sweco AB Class B                                             881   12,904             0.0%
    Swedbank AB Class A                                       14,494  332,106             0.1%
    Swedish Match AB                                          10,627  334,067             0.1%
*   Swedish Orphan Biovitrum AB                                3,893   59,102             0.0%
    Systemair AB                                                 348    4,657             0.0%
    Tele2 AB Class B                                           8,177   81,660             0.0%
#   Telefonaktiebolaget LM Ericsson Class A                    1,595   14,491             0.0%
    Telefonaktiebolaget LM Ericsson Class B                   51,438  500,620             0.1%
    Telefonaktiebolaget LM Ericsson Sponsored ADR             39,710  386,775             0.1%
    TeliaSonera AB                                            73,390  374,988             0.1%
    Trelleborg AB Class B                                      7,922  133,471             0.0%
    Unibet Group P.L.C.                                        1,240  109,209             0.0%
    Vitrolife AB                                               1,098   25,510             0.0%
    Volvo AB Class A                                           8,498   88,016             0.0%
    Volvo AB Class B                                          38,446  397,652             0.1%
    Wallenstam AB Class B                                      7,446   65,947             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------ ----------- ---------------
SWEDEN -- (Continued)
    Wihlborgs Fastigheter AB                                   2,227 $    43,539             0.0%
                                                                     -----------             ---
TOTAL SWEDEN                                                          13,022,240             3.2%
                                                                     -----------             ---
SWITZERLAND -- (7.6%)
    ABB, Ltd.                                                 37,898     714,972             0.2%
    ABB, Ltd. Sponsored ADR                                   37,621     710,285             0.2%
    Actelion, Ltd.                                             2,103     291,926             0.1%
    Adecco SA                                                  8,622     640,919             0.2%
#*  AFG Arbonia-Forster Holding AG                             2,304      22,316             0.0%
    Allreal Holding AG                                           448      59,366             0.0%
#   Alpiq Holding AG                                              48       5,068             0.0%
    ams AG                                                     2,742      87,745             0.0%
    Ascom Holding AG                                           2,178      41,283             0.0%
    Autoneum Holding AG                                          181      33,227             0.0%
    Baloise Holding AG                                         1,892     226,845             0.1%
    Bank Coop AG                                                 211       8,749             0.0%
    Banque Cantonale Vaudoise                                    132      81,288             0.0%
    Barry Callebaut AG                                            47      56,322             0.0%
    Basler Kantonalbank                                          208      14,191             0.0%
    Belimo Holding AG                                             10      21,424             0.0%
#   Berner Kantonalbank AG                                       157      29,218             0.0%
    Bobst Group SA                                               718      30,422             0.0%
    Bossard Holding AG Class A                                   343      33,392             0.0%
    Bucher Industries AG                                         223      50,749             0.0%
    Burckhardt Compression Holding AG                            179      62,365             0.0%
    Burkhalter Holding AG                                        229      24,436             0.0%
    Calida Holding AG                                            274       9,257             0.0%
    Cembra Money Bank AG                                         385      22,954             0.0%
*   Charles Voegele Holding AG                                   527       4,686             0.0%
    Chocoladefabriken Lindt & Sprungli AG                          2     148,388             0.1%
    Cie Financiere Richemont SA                                9,547     818,632             0.2%
    Cie Financiere Tradition SA                                  164      10,267             0.0%
    Clariant AG                                               14,931     274,556             0.1%
    Coltene Holding AG                                           282      18,432             0.0%
    Conzzeta AG                                                   72      44,686             0.0%
*   Cosmo Pharmaceuticals SA                                     145      22,280             0.0%
    Credit Suisse Group AG                                    22,098     551,151             0.2%
#   Credit Suisse Group AG Sponsored ADR                      13,942     348,550             0.1%
    Daetwyler Holding AG                                         441      61,823             0.0%
    DKSH Holding AG                                            1,238      75,400             0.0%
    dorma+kaba Holding AG Class B                                165     102,886             0.0%
*   Dufry AG                                                   1,066     124,536             0.0%
    Emmi AG                                                      147      66,494             0.0%
    EMS-Chemie Holding AG                                        477     201,855             0.1%
    Energiedienst Holding AG                                     195       4,923             0.0%
    Feintool International Holding AG                            280      26,076             0.0%
    Flughafen Zuerich AG                                         107      80,986             0.0%
    Forbo Holding AG                                              23      26,155             0.0%
    Galenica AG                                                  238     348,645             0.1%
    GAM Holding AG                                             1,835      33,567             0.0%
    Gategroup Holding AG                                       2,603      97,597             0.0%
    Geberit AG                                                 1,394     449,871             0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
SWITZERLAND -- (Continued)
    Georg Fischer AG                                             142 $   87,245             0.0%
    Givaudan SA                                                  392    700,975             0.2%
    Helvetia Holding AG                                          239    125,002             0.0%
    Huber & Suhner AG                                            684     29,524             0.0%
    Implenia AG                                                  843     41,782             0.0%
    Inficon Holding AG                                           107     30,572             0.0%
    Interroll Holding AG                                          58     44,869             0.0%
    Intershop Holding AG                                          64     27,168             0.0%
    Julius Baer Group, Ltd.                                    4,837    239,831             0.1%
    Kardex AG                                                    470     35,083             0.0%
    Komax Holding AG                                             142     23,633             0.0%
    Kudelski SA                                                2,490     33,468             0.0%
    Kuehne + Nagel International AG                            1,872    259,380             0.1%
    Kuoni Reisen Holding AG                                      123     25,467             0.0%
    LafargeHolcim, Ltd.(7110753)                               9,065    510,493             0.1%
*   LafargeHolcim, Ltd.(BZ3DNX4)                               5,710    321,146             0.1%
    LEM Holding SA                                                36     25,394             0.0%
    Liechtensteinische Landesbank AG                             694     24,722             0.0%
#   Logitech International SA(B18ZRK2)                         7,268    106,772             0.0%
    Logitech International SA(H50430232)                       1,998     29,491             0.0%
    Lonza Group AG                                             2,815    413,185             0.1%
    Luzerner Kantonalbank AG                                     100     36,881             0.0%
    Metall Zug AG                                                  9     22,948             0.0%
#*  Meyer Burger Technology AG                                 3,607     25,785             0.0%
    Mobilezone Holding AG                                      2,139     31,696             0.0%
    Mobimo Holding AG                                            342     73,758             0.0%
    Nestle SA                                                 35,292  2,695,389             0.7%
    Novartis AG                                               13,637  1,235,358             0.3%
    Novartis AG Sponsored ADR                                 25,482  2,304,337             0.6%
    OC Oerlikon Corp. AG                                       1,482     14,221             0.0%
*   Orascom Development Holding AG                               654      8,554             0.0%
    Orior AG                                                     397     22,279             0.0%
    Panalpina Welttransport Holding AG                           379     43,271             0.0%
    Partners Group Holding AG                                    705    255,101             0.1%
    Phoenix Mecano AG                                             30     14,250             0.0%
*   Plazza AG                                                     72     14,309             0.0%
    PSP Swiss Property AG                                        124     10,787             0.0%
    Rieter Holding AG                                            198     32,648             0.0%
    Roche Holding AG(7108918)                                    997    272,765             0.1%
    Roche Holding AG(7110388)                                 24,098  6,542,580             1.6%
    Schindler Holding AG                                         551     89,682             0.0%
    Schweiter Technologies AG                                     15     11,831             0.0%
    SFS Group AG                                                 185     11,925             0.0%
    SGS SA                                                       169    321,793             0.1%
    Siegfried Holding AG                                          67     13,418             0.0%
    Sika AG                                                      158    518,169             0.1%
    Sonova Holding AG                                          2,433    331,969             0.1%
    St Galler Kantonalbank AG                                     77     27,844             0.0%
    Straumann Holding AG                                         509    144,027             0.1%
#   Sulzer AG                                                  1,178    119,032             0.0%
    Swatch Group AG (The)(7184725)                             1,092    426,469             0.1%
    Swatch Group AG (The)(7184736)                             1,228     88,713             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------ ----------- ---------------
SWITZERLAND -- (Continued)
    Swiss Life Holding AG                                      1,203 $   286,663             0.1%
    Swiss Re AG                                                8,229     763,904             0.2%
    Swisscom AG                                                1,254     646,079             0.2%
    Swissquote Group Holding SA                                  501      12,064             0.0%
    Syngenta AG                                                2,005     673,620             0.2%
    Syngenta AG ADR                                            4,400     296,076             0.1%
    Tecan Group AG                                               432      58,845             0.0%
    Temenos Group AG                                           2,679     125,148             0.0%
    U-Blox AG                                                    336      64,904             0.0%
    UBS Group AG(BRJL176)                                     29,907     597,315             0.2%
*   UBS Group AG(H42097107)                                   34,938     699,808             0.2%
    Valiant Holding AG                                           340      39,253             0.0%
    Valora Holding AG                                            187      37,609             0.0%
    Vaudoise Assurances Holding SA                                47      24,345             0.0%
    Vetropack Holding AG                                           6       9,237             0.0%
*   Von Roll Holding AG                                        4,126       3,134             0.0%
    Vontobel Holding AG                                        1,601      78,878             0.0%
    VP Bank AG                                                    13       1,045             0.0%
    VZ Holding AG                                                 71      22,111             0.0%
    Walter Meier AG                                              300      10,230             0.0%
    Zehnder Group AG                                             480      16,347             0.0%
    Zug Estates Holding AG                                         5       7,204             0.0%
    Zuger Kantonalbank AG                                          2       9,393             0.0%
    Zurich Insurance Group AG                                  3,945   1,041,085             0.3%
                                                                     -----------             ---
TOTAL SWITZERLAND                                                     31,642,449             7.9%
                                                                     -----------             ---
UNITED KINGDOM -- (17.3%)
    888 Holdings P.L.C.                                          917       2,280             0.0%
    A.G.BARR P.L.C.                                            1,821      14,835             0.0%
    Aberdeen Asset Management P.L.C.                          62,354     332,471             0.1%
    Acacia Mining P.L.C.                                         156         463             0.0%
    Admiral Group P.L.C.                                       9,283     230,368             0.1%
    Afren P.L.C.                                              43,528       1,198             0.0%
    Aggreko P.L.C.                                            12,950     182,540             0.1%
    Alent P.L.C.                                               9,754      74,608             0.0%
    Amec Foster Wheeler P.L.C.                                23,077     252,513             0.1%
    Amlin P.L.C.                                              14,651     148,664             0.0%
    Anglo American P.L.C.                                     31,855     267,254             0.1%
    Anglo Pacific Group P.L.C.                                11,214      12,377             0.0%
    Antofagasta P.L.C.                                        14,119     114,140             0.0%
    ARM Holdings P.L.C.                                        5,384      84,791             0.0%
    ARM Holdings P.L.C. Sponsored ADR                         10,279     487,533             0.1%
#   Ashmore Group P.L.C.                                      20,885      86,684             0.0%
    Ashtead Group P.L.C.                                      23,762     365,358             0.1%
    Associated British Foods P.L.C.                              490      26,037             0.0%
    AstraZeneca P.L.C. Sponsored ADR                          52,846   1,685,259             0.4%
    Aveva Group P.L.C.                                           662      20,908             0.0%
    Aviva P.L.C.                                              90,844     678,932             0.2%
    Aviva P.L.C. Sponsored ADR                                12,893     192,106             0.1%
    Avon Rubber P.L.C.                                           439       7,697             0.0%
    Babcock International Group P.L.C.                        13,795     204,498             0.1%
    BAE Systems P.L.C.                                        91,854     621,345             0.2%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
*   Balfour Beatty P.L.C.                                      35,417 $  135,745             0.0%
    Bank of Georgia Holdings P.L.C.                             1,539     47,384             0.0%
    Barclays P.L.C.                                            60,528    215,648             0.1%
    Barclays P.L.C. Sponsored ADR                              70,479  1,002,916             0.3%
    Barratt Developments P.L.C.                                52,337    493,039             0.1%
    BBA Aviation P.L.C.                                        33,706     99,019             0.0%
    Beazley P.L.C.                                             27,575    154,136             0.1%
    Bellway P.L.C.                                              8,060    321,939             0.1%
    Berendsen P.L.C.                                            9,729    153,392             0.0%
    Berkeley Group Holdings P.L.C.                              8,921    455,315             0.1%
    Betfair Group P.L.C.                                          668     33,185             0.0%
    BG Group P.L.C.                                            65,877  1,040,759             0.3%
    BHP Billiton P.L.C. ADR                                    35,040  1,130,040             0.3%
    Bloomsbury Publishing P.L.C.                                3,636      9,331             0.0%
    Bodycote P.L.C.                                            10,372     81,938             0.0%
    Booker Group P.L.C.                                        11,561     33,112             0.0%
    Bovis Homes Group P.L.C.                                    5,933     93,584             0.0%
    BP P.L.C. Sponsored ADR                                    94,213  3,363,404             0.9%
    Brammer P.L.C.                                              6,600     23,394             0.0%
    Brewin Dolphin Holdings P.L.C.                             11,579     48,053             0.0%
    British American Tobacco P.L.C.                             8,306    493,456             0.1%
    British American Tobacco P.L.C. Sponsored ADR              23,582  2,785,034             0.7%
    British Polythene Industries P.L.C.                         1,104     12,763             0.0%
    Britvic P.L.C.                                             12,846    138,096             0.0%
    BT Group P.L.C.                                           132,417    945,657             0.2%
    BT Group P.L.C. Sponsored ADR                                 600     43,002             0.0%
*   BTG P.L.C.                                                  7,993     67,867             0.0%
    Bunzl P.L.C.                                                9,827    281,018             0.1%
    Burberry Group P.L.C.                                      13,682    279,470             0.1%
    Bwin Party Digital Entertainment P.L.C.                     8,620     14,854             0.0%
    Cable & Wireless Communications P.L.C.                    173,161    196,060             0.1%
    Cape P.L.C.                                                 5,529     19,586             0.0%
    Capita P.L.C.                                              18,336    359,677             0.1%
    Carillion P.L.C.                                           11,868     55,832             0.0%
    Carnival P.L.C. ADR                                         4,272    238,164             0.1%
    Centamin P.L.C.                                            60,983     59,654             0.0%
    Centrica P.L.C.                                           138,538    482,053             0.1%
    Chemring Group P.L.C.                                       7,438     19,722             0.0%
    Chesnara P.L.C.                                             5,426     27,283             0.0%
    Cineworld Group P.L.C.                                      8,907     75,673             0.0%
    Close Brothers Group P.L.C.                                 7,731    174,197             0.1%
    Cobham P.L.C.                                              64,866    276,951             0.1%
    Coca-Cola HBC AG                                            6,587    156,944             0.1%
    Communisis P.L.C.                                          24,464     19,628             0.0%
    Compass Group P.L.C.                                       35,564    611,381             0.2%
    Computacenter P.L.C.                                        4,785     55,752             0.0%
    Connect Group P.L.C.                                        6,231     15,980             0.0%
    Consort Medical P.L.C.                                      1,846     27,751             0.0%
    Costain Group P.L.C.                                        2,451     14,227             0.0%
    Cranswick P.L.C.                                            2,118     56,065             0.0%
    Croda International P.L.C.                                 10,901    486,261             0.1%
    Daily Mail & General Trust P.L.C.                          14,971    172,477             0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Dairy Crest Group P.L.C.                                    3,168 $   31,390             0.0%
    DCC P.L.C.                                                  2,739    219,565             0.1%
    De La Rue P.L.C.                                            2,414     17,196             0.0%
    Debenhams P.L.C.                                           27,433     37,728             0.0%
    Dechra Pharmaceuticals P.L.C.                               3,333     49,718             0.0%
    Development Securities P.L.C.                               4,283     15,733             0.0%
    Devro P.L.C.                                               12,274     53,700             0.0%
    Diageo P.L.C.                                               9,540    275,038             0.1%
    Diageo P.L.C. Sponsored ADR                                16,984  1,954,519             0.5%
    Dignity P.L.C.                                              1,526     57,020             0.0%
    Diploma P.L.C.                                              2,091     20,574             0.0%
    Direct Line Insurance Group P.L.C.                         29,560    179,305             0.1%
    Dixons Carphone P.L.C.                                     16,356    116,112             0.0%
    Domino's Pizza Group P.L.C.                                 7,241    121,690             0.0%
    Drax Group P.L.C.                                          20,830     83,525             0.0%
    DS Smith P.L.C.                                            53,440    318,412             0.1%
    Dunelm Group P.L.C.                                         2,770     40,430             0.0%
    E2V Technologies P.L.C.                                     3,925     14,132             0.0%
    easyJet P.L.C.                                              3,573     96,250             0.0%
    Electrocomponents P.L.C.                                   13,882     43,826             0.0%
    Elementis P.L.C.                                           28,161    101,530             0.0%
*   EnQuest P.L.C.                                             34,923     14,544             0.0%
*   Enterprise Inns P.L.C.                                     18,852     31,175             0.0%
    Essentra P.L.C.                                            17,134    221,974             0.1%
    Euromoney Institutional Investor P.L.C.                       754     11,013             0.0%
*   Evraz P.L.C.                                               12,350     16,084             0.0%
    Experian P.L.C.                                            28,731    489,578             0.1%
    Fenner P.L.C.                                               8,735     20,486             0.0%
    Ferrexpo P.L.C.                                            10,562      5,553             0.0%
    Fidessa Group P.L.C.                                          883     26,634             0.0%
*   Findel P.L.C.                                               1,988      7,674             0.0%
*   Firstgroup P.L.C.                                           1,273      1,895             0.0%
    Fortune Oil CVR                                            50,047        289             0.0%
    Fresnillo P.L.C.                                            4,173     46,806             0.0%
    Fuller Smith & Turner P.L.C. Class A                          636     11,570             0.0%
    G4S P.L.C.                                                 89,283    333,505             0.1%
    Galliford Try P.L.C.                                        3,318     76,431             0.0%
    Gem Diamonds, Ltd.                                          3,300      5,040             0.0%
    Genus P.L.C.                                                1,417     31,716             0.0%
    GKN P.L.C.                                                 95,248    420,866             0.1%
    GlaxoSmithKline P.L.C.                                      6,325    136,403             0.0%
    GlaxoSmithKline P.L.C. Sponsored ADR                       40,109  1,727,094             0.4%
    Glencore P.L.C.                                           137,567    237,503             0.1%
    Go-Ahead Group P.L.C.                                       1,837     68,590             0.0%
    Grafton Group P.L.C.                                        9,346     97,119             0.0%
    Greencore Group P.L.C.                                     20,358     94,658             0.0%
    Greene King P.L.C.                                         11,796    145,924             0.0%
    Greggs P.L.C.                                               6,774    123,966             0.0%
    Halfords Group P.L.C.                                      12,696     84,979             0.0%
    Halma P.L.C.                                               20,385    239,617             0.1%
    Hargreaves Lansdown P.L.C.                                 11,285    250,795             0.1%
    Hays P.L.C.                                                74,969    162,420             0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Headlam Group P.L.C.                                          999 $    8,327             0.0%
    Helical Bar P.L.C.                                          4,365     29,707             0.0%
    Henderson Group P.L.C.                                     34,976    154,169             0.1%
    Hikma Pharmaceuticals P.L.C.                                5,968    198,867             0.1%
    Hill & Smith Holdings P.L.C.                                3,774     39,644             0.0%
    Hiscox, Ltd.                                               15,205    226,105             0.1%
*   Hochschild Mining P.L.C.                                    1,326      1,507             0.0%
    Home Retail Group P.L.C.                                   50,141     86,665             0.0%
    HomeServe P.L.C.                                            3,471     21,664             0.0%
    Howden Joinery Group P.L.C.                                34,473    245,872             0.1%
    HSBC Holdings P.L.C.                                       16,383    128,000             0.0%
    HSBC Holdings P.L.C. Sponsored ADR                         49,722  1,942,639             0.5%
    Hunting P.L.C.                                              7,261     40,247             0.0%
    ICAP P.L.C.                                                24,324    164,656             0.1%
    IG Group Holdings P.L.C.                                   21,874    254,253             0.1%
*   Imagination Technologies Group P.L.C.                       4,965     16,931             0.0%
    IMI P.L.C.                                                 12,477    182,970             0.1%
    Imperial Tobacco Group P.L.C.                              30,833  1,660,295             0.4%
    Inchcape P.L.C.                                            24,950    306,846             0.1%
    Indivior P.L.C.                                            13,473     42,568             0.0%
    Informa P.L.C.                                             17,293    151,233             0.0%
    Inmarsat P.L.C.                                            11,425    173,168             0.1%
    Innovation Group P.L.C.                                   128,346     78,540             0.0%
    InterContinental Hotels Group P.L.C. ADR                    6,824    272,153             0.1%
*   International Consolidated Airlines Group SA               15,887    142,385             0.0%
    Interserve P.L.C.                                           3,474     29,685             0.0%
    Intertek Group P.L.C.                                       6,963    281,215             0.1%
    Investec P.L.C.                                            32,948    274,463             0.1%
*   IP Group P.L.C.                                             4,878     17,845             0.0%
    ITE Group P.L.C.                                            6,026     12,989             0.0%
    ITV P.L.C.                                                 72,400    281,078             0.1%
    J D Wetherspoon P.L.C.                                      5,996     71,513             0.0%
    J Sainsbury P.L.C.                                         71,302    292,155             0.1%
    James Fisher & Sons P.L.C.                                  2,477     36,534             0.0%
    Jardine Lloyd Thompson Group P.L.C.                         6,010     87,255             0.0%
    JD Sports Fashion P.L.C.                                    2,405     35,744             0.0%
    John Menzies P.L.C.                                         2,917     18,182             0.0%
    John Wood Group P.L.C.                                     21,726    199,453             0.1%
    Johnson Matthey P.L.C.                                      9,374    372,863             0.1%
    Jupiter Fund Management P.L.C.                             21,459    148,843             0.0%
*   KAZ Minerals P.L.C.                                         2,895      5,177             0.0%
    KCM Group P.L.C.                                           20,072     26,836             0.0%
    Keller Group P.L.C.                                         3,054     38,273             0.0%
    Kier Group P.L.C.                                           2,508     53,123             0.0%
    Kingfisher P.L.C.                                          55,545    301,930             0.1%
    Ladbrokes P.L.C.                                            4,695      7,631             0.0%
    Laird P.L.C.                                                7,873     41,017             0.0%
*   Lamprell P.L.C.                                            15,273     28,059             0.0%
    Lancashire Holdings, Ltd.                                   4,724     51,750             0.0%
    Legal & General Group P.L.C.                              198,527    799,468             0.2%
*   Liberty Global P.L.C. Class A                                 118      5,263             0.0%
*   Liberty Global P.L.C. Series C                                292     12,435             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
UNITED KINGDOM -- (Continued)
*   Liberty Global P.L.C. LiLAC Class A                             6 $    228             0.0%
*   Liberty Global P.L.C. LiLAC Class C                            15      564             0.0%
    Lloyds Banking Group P.L.C.                               687,505  780,325             0.2%
#   Lloyds Banking Group P.L.C. ADR                            53,190  243,610             0.1%
    London Stock Exchange Group P.L.C.                          3,842  150,420             0.0%
*   Lonmin P.L.C.                                              22,537    8,845             0.0%
    Lookers P.L.C.                                              8,574   23,199             0.0%
    Low & Bonar P.L.C.                                         19,043   19,654             0.0%
    Man Group P.L.C.                                           41,046  105,352             0.0%
    Marks & Spencer Group P.L.C.                               62,577  494,125             0.1%
    Marshalls P.L.C.                                            2,042   10,876             0.0%
    Marston's P.L.C.                                           32,058   79,737             0.0%
    McBride P.L.C.                                              7,116   17,620             0.0%
    Mears Group P.L.C.                                          3,263   20,832             0.0%
    Meggitt P.L.C.                                             36,215  197,288             0.1%
    Melrose Industries P.L.C.                                  35,083  143,529             0.0%
    Merlin Entertainments P.L.C.                                9,566   61,040             0.0%
    Michael Page International P.L.C.                          14,037  106,915             0.0%
    Micro Focus International P.L.C.                            4,777   92,341             0.0%
    Millennium & Copthorne Hotels P.L.C.                        1,077    7,983             0.0%
*   Mitchells & Butlers P.L.C.                                  9,901   53,975             0.0%
    Mitie Group P.L.C.                                         16,416   81,230             0.0%
    Mondi P.L.C.                                               15,560  359,812             0.1%
    Moneysupermarket.com Group P.L.C.                          14,416   74,192             0.0%
    Morgan Advanced Materials P.L.C.                           14,219   61,245             0.0%
    Morgan Sindall Group P.L.C.                                 2,809   32,241             0.0%
    N Brown Group P.L.C.                                        7,241   41,749             0.0%
    National Express Group P.L.C.                              15,437   71,152             0.0%
    National Grid P.L.C.                                        7,548  107,520             0.0%
    National Grid P.L.C. Sponsored ADR                         11,274  807,218             0.2%
    Next P.L.C.                                                 4,390  540,650             0.1%
    Northgate P.L.C.                                            3,633   22,666             0.0%
    Novae Group P.L.C.                                          2,062   27,688             0.0%
    Old Mutual P.L.C.                                          51,381  167,934             0.1%
    OneSavings Bank P.L.C.                                      1,877   11,049             0.0%
*   Ophir Energy P.L.C.                                         4,078    6,015             0.0%
    Oxford Instruments P.L.C.                                     349    2,788             0.0%
    Pace P.L.C.                                                21,374  122,484             0.0%
    PayPoint P.L.C.                                             1,450   22,085             0.0%
    Pearson P.L.C.                                                850   11,284             0.0%
    Pearson P.L.C. Sponsored ADR                               37,005  492,907             0.1%
    Pennon Group P.L.C.                                        11,726  146,316             0.0%
    Persimmon P.L.C.                                           21,976  673,949             0.2%
    Petra Diamonds, Ltd.                                       10,992   12,636             0.0%
    Petrofac, Ltd.                                             23,230  301,415             0.1%
*   Petropavlovsk P.L.C.                                        2,951      264             0.0%
    Phoenix Group Holdings                                      5,583   73,416             0.0%
    Playtech P.L.C.                                             6,282   82,768             0.0%
    Premier Farnell P.L.C.                                     22,991   35,424             0.0%
*   Premier Foods P.L.C.                                        6,960    3,644             0.0%
*   Premier Oil P.L.C.                                         13,915   14,642             0.0%
    Provident Financial P.L.C.                                  1,026   54,769             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
UNITED KINGDOM -- (Continued)
    Prudential P.L.C.                                         15,804 $  369,126             0.1%
    Prudential P.L.C. ADR                                     16,812    786,633             0.2%
    PZ Cussons P.L.C.                                          7,054     32,653             0.0%
    QinetiQ Group P.L.C.                                      15,359     52,916             0.0%
    Randgold Resources, Ltd.                                   3,723    249,690             0.1%
*   Raven Russia, Ltd.                                         5,054      3,354             0.0%
    Reckitt Benckiser Group P.L.C.                            13,473  1,314,836             0.3%
    Redrow P.L.C.                                              8,714     62,191             0.0%
    Regus P.L.C.                                              35,552    183,060             0.1%
    RELX NV Sponsored ADR                                      8,127    139,293             0.0%
    RELX P.L.C.                                               12,196    218,078             0.1%
#   RELX P.L.C. Sponsored ADR                                 33,149    597,345             0.2%
    Renishaw P.L.C.                                            1,838     53,312             0.0%
    Rentokil Initial P.L.C.                                   77,757    184,960             0.1%
    Restaurant Group P.L.C. (The)                              8,057     88,933             0.0%
    Rexam P.L.C.                                              28,054    233,263             0.1%
    Ricardo P.L.C.                                             1,818     25,328             0.0%
    Rightmove P.L.C.                                           4,333    255,913             0.1%
#   Rio Tinto P.L.C. Sponsored ADR                            10,882    397,302             0.1%
    Rolls-Royce Holdings P.L.C.                               33,307    352,205             0.1%
    Rotork P.L.C.                                             39,520    114,165             0.0%
*   Royal Bank of Scotland Group P.L.C.                        2,095     10,238             0.0%
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR          2,075     20,086             0.0%
    Royal Dutch Shell P.L.C. Class A                           2,231     58,245             0.0%
    Royal Dutch Shell P.L.C. Class B                           2,289     59,937             0.0%
    Royal Dutch Shell P.L.C. Sponsored ADR(B03MM73)           19,892  1,048,109             0.3%
    Royal Dutch Shell P.L.C. Sponsored ADR(780259206)         17,587    922,614             0.2%
    Royal Mail P.L.C.                                         29,404    201,449             0.1%
    RPC Group P.L.C.                                          17,386    174,159             0.1%
    RPS Group P.L.C.                                           6,932     25,047             0.0%
    RSA Insurance Group P.L.C.                                47,775    309,196             0.1%
    SABMiller P.L.C.                                          10,515    645,867             0.2%
    Sage Group P.L.C. (The)                                   12,091    101,378             0.0%
    Savills P.L.C.                                             6,177     87,181             0.0%
    Schroders P.L.C.(0239581)                                  1,391     48,426             0.0%
    Schroders P.L.C.(0240549)                                  2,501    114,754             0.0%
    SDL P.L.C.                                                 2,041     12,224             0.0%
    Senior P.L.C.                                             23,911     83,436             0.0%
*   Serco Group P.L.C.                                        12,629     18,219             0.0%
    Severfield P.L.C.                                         19,906     18,872             0.0%
    Severn Trent P.L.C.                                        7,999    275,868             0.1%
    Shanks Group P.L.C.                                       20,199     29,501             0.0%
    Shire P.L.C.                                               4,109    311,178             0.1%
    Shire P.L.C. ADR                                           3,341    758,574             0.2%
    SIG P.L.C.                                                22,719     46,638             0.0%
    Sky P.L.C.                                                29,987    506,052             0.1%
    Sky P.L.C. Sponsored ADR                                   2,100    142,170             0.0%
*   Skyepharma P.L.C.                                          3,733     18,145             0.0%
    Smith & Nephew P.L.C. Sponsored ADR                       22,655    772,989             0.2%
    Smiths Group P.L.C.                                       34,495    510,318             0.1%
    Soco International P.L.C.                                  9,859     26,747             0.0%
    Spectris P.L.C.                                            7,078    181,531             0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
UNITED KINGDOM -- (Continued)
    Speedy Hire P.L.C.                                         13,614 $  6,320             0.0%
    Spirax-Sarco Engineering P.L.C.                             3,455  161,962             0.1%
    Spirent Communications P.L.C.                               8,253    9,334             0.0%
*   Sports Direct International P.L.C.                         13,700  146,988             0.0%
    SSE P.L.C.                                                 34,019  791,438             0.2%
    St Ives P.L.C.                                              1,554    4,431             0.0%
    St James's Place P.L.C.                                     9,119  135,148             0.0%
    ST Modwen Properties P.L.C.                                 5,130   34,724             0.0%
    Stagecoach Group P.L.C.                                    19,898  106,106             0.0%
*   Stallergenes Greer P.L.C.                                     162    7,215             0.0%
    Standard Chartered P.L.C.                                  32,405  359,716             0.1%
    Standard Life P.L.C.                                       50,615  327,243             0.1%
    Sthree P.L.C.                                               2,477   13,769             0.0%
*   SuperGroup P.L.C.                                             690   15,528             0.0%
    Synergy Health P.L.C.                                       1,599   57,312             0.0%
    Synthomer P.L.C.                                           11,780   59,823             0.0%
#   TalkTalk Telecom Group P.L.C.                              23,171   90,202             0.0%
    Tate & Lyle P.L.C.                                          4,832   44,353             0.0%
    Taylor Wimpey P.L.C.                                      160,252  488,185             0.1%
    Ted Baker P.L.C.                                              921   42,911             0.0%
    Telecity Group P.L.C.                                      12,078  218,461             0.1%
    Telecom Plus P.L.C.                                         1,277   20,668             0.0%
*   Tesco P.L.C.                                              178,453  503,291             0.1%
*   Thomas Cook Group P.L.C.                                   52,643   99,558             0.0%
    Topps Tiles P.L.C.                                          4,626   10,364             0.0%
    Travis Perkins P.L.C.                                      15,188  447,654             0.1%
    Trinity Mirror P.L.C.                                       7,412   19,462             0.0%
    TT electronics P.L.C.                                      11,738   23,121             0.0%
    TUI AG(B11LJN4)                                             3,998   74,346             0.0%
    TUI AG(5666292)                                             4,115   76,431             0.0%
    Tullett Prebon P.L.C.                                       1,288    6,966             0.0%
*   Tullow Oil P.L.C.                                          17,973   56,138             0.0%
    UBM P.L.C.                                                 19,033  149,939             0.0%
    UDG Healthcare P.L.C.                                       9,461   69,266             0.0%
    Ultra Electronics Holdings P.L.C.                           3,594   93,142             0.0%
    Unilever P.L.C.                                             2,038   90,749             0.0%
    Unilever P.L.C. Sponsored ADR                              17,262  767,296             0.2%
    UNITE Group P.L.C. (The)                                   11,473  117,413             0.0%
    United Utilities Group P.L.C.                              33,924  516,227             0.1%
    UTV Media P.L.C.                                            2,842    7,984             0.0%
*   Vectura Group P.L.C.                                        4,989   13,432             0.0%
    Vedanta Resources P.L.C.                                    3,226   24,558             0.0%
    Vesuvius P.L.C.                                             2,319   12,755             0.0%
    Victrex P.L.C.                                              3,848  109,342             0.0%
    Vodafone Group P.L.C.                                     104,639  344,358             0.1%
    Vodafone Group P.L.C. Sponsored ADR                         2,548   84,014             0.0%
    Weir Group P.L.C. (The)                                     5,488   90,156             0.0%
    WH Smith P.L.C.                                             5,987  157,060             0.1%
    Whitbread P.L.C.                                            3,853  294,231             0.1%
    William Hill P.L.C.                                         9,838   48,002             0.0%
    WM Morrison Supermarkets P.L.C.                           136,807  354,739             0.1%
    Wolseley P.L.C.                                             7,106  417,178             0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                              SHARES    VALUE++    OF NET ASSETS**
                                                              ------- ------------ ---------------
UNITED KINGDOM -- (Continued)
    WPP P.L.C.                                                 10,357 $    232,171             0.1%
    WPP P.L.C. Sponsored ADR                                    6,805      762,568             0.2%
    WS Atkins P.L.C.                                            6,281      133,100             0.0%
    Xaar P.L.C.                                                 1,636       12,899             0.0%
    Xchanging P.L.C.                                            3,063        7,939             0.0%
    XP Power, Ltd.                                                435        9,728             0.0%
    Zoopla Property Group P.L.C.                                2,903       10,867             0.0%
                                                                      ------------            ----
TOTAL UNITED KINGDOM                                                    72,507,806            18.1%
                                                                      ------------            ----
UNITED STATES -- (0.0%)
    XL Group P.L.C.                                                --           12             0.0%
                                                                      ------------            ----
TOTAL COMMON STOCKS                                                    396,221,862            98.8%
                                                                      ------------            ----
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
    Bayerische Motoren Werke AG                                   163       13,181             0.0%
    Draegerwerk AG & Co. KGaA                                     123        8,858             0.0%
    Fuchs Petrolub SE                                           3,657      175,386             0.0%
    Henkel AG & Co. KGaA                                        1,837      199,229             0.1%
    Jungheinrich AG                                               577       42,627             0.0%
    Porsche Automobil Holding SE                                2,792      130,509             0.0%
    Sartorius AG                                                   40        9,047             0.0%
    Sixt SE                                                       574       24,676             0.0%
                                                                      ------------            ----
TOTAL GERMANY                                                              603,513             0.1%
                                                                      ------------            ----
ITALY -- (0.0%)
*   Intek Group SpA                                                --           --             0.0%
                                                                      ------------            ----
TOTAL PREFERRED STOCKS                                                     603,513             0.1%
                                                                      ------------            ----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*   Ten Network Holdings, Ltd. Rights 11/12/15                  8,717           --             0.0%
*   Treasury Wine Estates, Ltd. Rights 11/04/15                 3,132           --             0.0%
*   Westpac Banking Corp. Rights 11/11/15                          77           --             0.0%
                                                                      ------------            ----
TOTAL AUSTRALIA                                                                 --             0.0%
                                                                      ------------            ----
AUSTRIA -- (0.0%)
*   Intercell AG Rights                                           265           --             0.0%
                                                                      ------------            ----
FRANCE -- (0.0%)
*   Technicolor SA Rights 11/04/15                             13,505        3,326             0.0%
                                                                      ------------            ----
SPAIN -- (0.0%)
*   Banco Santander SA Rights 11/03/15                        184,323       10,135             0.0%
*   Papeles y Cartones de Europa SA Rights                      2,357          513             0.0%
                                                                      ------------            ----
TOTAL SPAIN                                                                 10,648             0.0%
                                                                      ------------            ----
UNITED KINGDOM -- (0.0%)
*   Hochschild Mining P.L.C. Rights 11/03/15                      497          209             0.0%
    McBride P.L.C.                                            135,204          208             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                         PERCENTAGE
                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                --------- ------------ ---------------
UNITED KINGDOM -- (Continued)
      Rolls-Royce Holdings P.L.C.                               3,087,558 $      4,760             0.0%
                                                                          ------------           -----
TOTAL UNITED KINGDOM                                                             5,177             0.0%
                                                                          ------------           -----
TOTAL RIGHTS/WARRANTS                                                           19,151             0.0%
                                                                          ------------           -----
TOTAL INVESTMENT SECURITIES                                                396,844,526
                                                                          ------------

                                                                            VALUE+
                                                                          ------------
SECURITIES LENDING COLLATERAL -- (5.3%)
(S)@  DFA Short Term Investment Fund                            1,902,681   22,014,019             5.5%
                                                                          ------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $403,315,174)                         $418,858,545           104.4%
                                                                          ============           =====

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                  LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                ------------ ------------ ------- ------------
 Common Stocks
    Australia                   $  1,102,884 $ 17,269,986   --    $ 18,372,870
    Austria                               --    1,696,462   --       1,696,462
    Belgium                          892,910    4,923,873   --       5,816,783
    Canada                        31,039,890           --   --      31,039,890
    China                                 --          228   --             228
    Denmark                          779,885    6,481,533   --       7,261,418
    Finland                          368,247    5,542,317   --       5,910,564
    France                         1,253,919   36,033,158   --      37,287,077
    Germany                        2,307,321   24,865,461   --      27,172,782
    Hong Kong                         34,800    7,515,260   --       7,550,060
    Ireland                          680,717    1,748,447   --       2,429,164
    Israel                           894,991    1,647,408   --       2,542,399
    Italy                            164,392   10,295,353   --      10,459,745
    Japan                          5,044,560   82,695,110   --      87,739,670
    Netherlands                    3,578,173    8,871,527   --      12,449,700
    New Zealand                        8,391      965,176   --         973,567
    Norway                           576,988    2,909,542   --       3,486,530
    Portugal                              --    1,235,470   --       1,235,470
    Singapore                             --    3,694,840   --       3,694,840
    Spain                          1,695,965   10,234,171   --      11,930,136
    Sweden                           386,775   12,635,465   --      13,022,240
    Switzerland                    4,388,547   27,253,902   --      31,642,449
    United Kingdom                25,592,296   46,915,510   --      72,507,806
    United States                         12           --   --              12
 Preferred Stocks
    Germany                               --      603,513   --         603,513
    Italy                                 --           --   --              --
 Rights/Warrants
    Australia                             --           --   --              --
    Austria                               --           --   --              --
    France                                --        3,326   --           3,326
    Spain                                 --       10,648   --          10,648
    United Kingdom                        --        5,177   --           5,177
 Securities Lending Collateral            --   22,014,019   --      22,014,019
                                ------------ ------------   --    ------------
 TOTAL                          $80,791,663  $338,066,882   --    $418,858,545
                                ============ ============   ==    ============

                 DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
COMMON STOCKS -- (96.9%)
    AUSTRALIA -- (5.6%)
    Alumina, Ltd.                                             37,687 $   28,914             0.0%
    Asciano, Ltd.                                             34,247    199,438             0.3%
    Aurizon Holdings, Ltd.                                     7,342     26,920             0.0%
#   Australia & New Zealand Banking Group, Ltd.                2,228     43,090             0.1%
    Bank of Queensland, Ltd.                                   6,312     58,516             0.1%
    Bendigo and Adelaide Bank, Ltd.                            5,841     44,311             0.1%
    BHP Billiton, Ltd.                                        52,430    859,891             1.3%
    Boral, Ltd.                                               11,087     42,410             0.1%
    Echo Entertainment Group, Ltd.                            12,178     44,014             0.1%
#   Fortescue Metals Group, Ltd.                               7,482     11,056             0.0%
    Incitec Pivot, Ltd.                                       39,877    111,358             0.2%
    Macquarie Group, Ltd.                                      7,345    444,704             0.6%
    National Australia Bank, Ltd.                              2,216     47,322             0.1%
*   Newcrest Mining, Ltd.                                     16,748    145,896             0.2%
#   Orica, Ltd.                                                4,349     50,876             0.1%
    Origin Energy, Ltd.                                       20,568     79,923             0.1%
    Qantas Airways, Ltd.                                      23,931     67,408             0.1%
    QBE Insurance Group, Ltd.                                 17,908    167,632             0.2%
    Rio Tinto, Ltd.                                            6,845    244,764             0.4%
#   Santos, Ltd.                                              33,098    136,633             0.2%
*   South32, Ltd.                                             26,474     27,414             0.0%
    Suncorp Group, Ltd.                                       20,553    190,928             0.3%
    Tabcorp Holdings, Ltd.                                    16,496     55,131             0.1%
    Tatts Group, Ltd.                                         28,433     79,832             0.1%
    Treasury Wine Estates, Ltd.                               13,911     69,625             0.1%
    Wesfarmers, Ltd.                                           8,320    232,663             0.3%
    Woodside Petroleum, Ltd.                                  15,792    331,205             0.5%
                                                                     ----------             ---
TOTAL AUSTRALIA                                                       3,841,874             5.7%
                                                                     ----------             ---
AUSTRIA -- (0.1%)
    OMV AG                                                     1,543     41,087             0.1%
#*  Raiffeisen Bank International AG                           1,529     24,127             0.0%
                                                                     ----------             ---
TOTAL AUSTRIA                                                            65,214             0.1%
                                                                     ----------             ---
BELGIUM -- (1.5%)
    Ageas                                                      4,546    200,478             0.3%
    Delhaize Group                                             3,211    297,945             0.4%
    KBC Groep NV                                               2,957    179,791             0.3%
    Proximus SADP                                              1,169     40,453             0.1%
    Solvay SA                                                  1,860    210,126             0.3%
    UCB SA                                                       407     35,180             0.1%
    Umicore SA                                                 2,129     90,393             0.1%
                                                                     ----------             ---
TOTAL BELGIUM                                                         1,054,366             1.6%
                                                                     ----------             ---
CANADA -- (7.3%)
    Agnico Eagle Mines, Ltd.                                   5,452    154,237             0.2%
    Bank of Montreal                                           9,338    542,444             0.8%
    Barrick Gold Corp.                                        25,135    193,288             0.3%
*   BlackBerry, Ltd.                                           7,188     52,387             0.1%
    Cameco Corp.                                               4,527     64,117             0.1%

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
CANADA -- (Continued)
    Canadian Natural Resources, Ltd.(136385101)               15,335 $  356,079             0.5%
    Canadian Natural Resources, Ltd.(2171573)                 11,405    264,454             0.4%
#   Canadian Tire Corp., Ltd. Class A                          1,800    158,333             0.2%
    Cenovus Energy, Inc.                                      10,132    151,068             0.2%
#   Crescent Point Energy Corp.(B67C8W8)                       5,356     72,992             0.1%
    Crescent Point Energy Corp.(22576C101)                     2,562     34,920             0.1%
    Eldorado Gold Corp.(284902103)                             2,845      9,958             0.0%
    Eldorado Gold Corp.(2307873)                               3,127     10,929             0.0%
    Empire Co., Ltd.                                           4,773     99,979             0.2%
    Encana Corp.                                              20,171    153,905             0.2%
    Enerplus Corp.                                             1,972      9,305             0.0%
    Fairfax Financial Holdings, Ltd.                             534    262,965             0.4%
    Finning International, Inc.                                3,640     58,180             0.1%
    First Quantum Minerals, Ltd.                              11,339     60,527             0.1%
#   Genworth MI Canada, Inc.                                     742     18,346             0.0%
    Goldcorp, Inc.(380956409)                                  5,356     68,664             0.1%
    Goldcorp, Inc.(2676302)                                    5,243     67,081             0.1%
#   Husky Energy, Inc.                                         8,839    119,444             0.2%
#   Industrial Alliance Insurance & Financial Services, Inc.   1,800     59,055             0.1%
*   Kinross Gold Corp.                                        20,200     40,629             0.1%
*   Lundin Mining Corp.                                        7,637     25,756             0.0%
    Manulife Financial Corp.                                  28,109    466,047             0.7%
    Maple Leaf Foods, Inc.                                     1,500     23,849             0.0%
*   MEG Energy Corp.                                           2,200     18,305             0.0%
#   Pacific Exploration and Production Corp.                   4,700      9,166             0.0%
    Precision Drilling Corp.(B5YPLH9)                          4,250     16,901             0.0%
    Precision Drilling Corp.(74022D308)                        1,991      7,864             0.0%
    Sun Life Financial, Inc.                                   4,337    146,269             0.2%
    Suncor Energy, Inc.(B3NB1P2)                              32,505    967,245             1.4%
    Suncor Energy, Inc.(867224107)                             2,296     68,260             0.1%
    Teck Resources, Ltd. Class B                               7,945     46,542             0.1%
*   Tourmaline Oil Corp.                                       3,526     73,373             0.1%
#   TransAlta Corp.(2901628)                                   5,411     25,243             0.0%
    TransAlta Corp.(89346D107)                                 2,845     13,201             0.0%
#   Whitecap Resources, Inc.                                   3,300     29,300             0.1%
    WSP Global, Inc.                                             800     27,849             0.1%
    Yamana Gold, Inc.                                         15,600     34,121             0.1%
                                                                     ----------             ---
    TOTAL CANADA                                                      5,082,577             7.5%
                                                                     ----------             ---
DENMARK -- (1.8%)
    AP Moeller - Maersk A.S. Class A                              61     87,467             0.1%
    AP Moeller - Maersk A.S. Class B                             160    236,131             0.3%
    Carlsberg A.S. Class B                                     3,388    277,576             0.4%
    Danske Bank A.S.                                           4,809    132,313             0.2%
    DSV A.S.                                                   1,669     67,727             0.1%
*   H Lundbeck A.S.                                            1,354     39,776             0.1%
    ISS A.S.                                                   1,180     41,508             0.1%
*   Jyske Bank A.S.                                              656     31,999             0.0%
    TDC A.S.                                                  18,432     96,361             0.1%
    Vestas Wind Systems A.S.                                   4,187    244,120             0.4%
                                                                     ----------             ---
TOTAL DENMARK                                                         1,254,978             1.8%
                                                                     ----------             ---

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
FINLAND -- (0.7%)
    Fortum Oyj                                                 7,258 $  108,840             0.2%
    Kesko Oyj Class B                                            830     26,497             0.0%
    Stora Enso Oyj Class R                                    19,211    178,205             0.3%
    UPM-Kymmene Oyj                                            7,501    140,426             0.2%
                                                                     ----------             ---
TOTAL FINLAND                                                           453,968             0.7%
                                                                     ----------             ---
FRANCE -- (9.1%)
    AXA SA                                                     2,793     74,540             0.1%
    AXA SA Sponsored ADR                                      22,449    599,388             0.9%
    BNP Paribas SA                                             7,421    449,692             0.7%
    Bollore SA                                                 2,957     14,618             0.0%
    Bouygues SA                                                5,573    210,643             0.3%
    Casino Guichard Perrachon SA                               1,584     91,008             0.1%
#   Cie de Saint-Gobain                                       12,393    518,784             0.8%
    Cie Generale des Etablissements Michelin                   1,987    197,658             0.3%
    CNP Assurances                                             4,443     63,376             0.1%
    Credit Agricole SA                                         7,824     98,821             0.1%
    Eiffage SA                                                   362     22,553             0.0%
    Electricite de France SA                                   4,582     85,168             0.1%
    Engie SA                                                  27,688    484,562             0.7%
    Lagardere SCA                                              1,316     38,290             0.1%
    Natixis SA                                                11,988     73,384             0.1%
    Orange SA                                                 41,374    729,494             1.1%
*   Peugeot SA                                                11,513    202,278             0.3%
    Renault SA                                                 6,543    616,508             0.9%
    Rexel SA                                                   4,358     59,477             0.1%
    SCOR SE                                                    1,823     67,784             0.1%
    Societe Generale SA                                       13,157    611,053             0.9%
    STMicroelectronics NV                                     16,130    111,140             0.2%
#   Total SA                                                  18,085    874,569             1.3%
                                                                     ----------             ---
TOTAL FRANCE                                                          6,294,788             9.3%
                                                                     ----------             ---
GERMANY -- (7.7%)
    Allianz SE                                                 7,432  1,301,103             1.9%
    Bayerische Motoren Werke AG                                6,083    623,072             0.9%
*   Commerzbank AG                                            14,877    163,616             0.2%
    Daimler AG                                                19,561  1,696,207             2.5%
    Deutsche Bank AG                                          10,291    287,634             0.4%
*   Deutsche Lufthansa AG                                      4,876     72,008             0.1%
    E.ON SE                                                   13,585    143,310             0.2%
    Fraport AG Frankfurt Airport Services Worldwide              497     31,511             0.1%
    Hannover Rueck SE                                            544     62,892             0.1%
    HeidelbergCement AG                                        2,688    200,174             0.3%
    K+S AG                                                     3,890     98,196             0.1%
    Metro AG                                                   3,207     98,666             0.2%
    Muenchener Rueckversicherungs-Gesellschaft AG              1,396    278,354             0.4%
    Osram Licht AG                                             1,049     61,644             0.1%
    RWE AG                                                     1,672     23,236             0.0%
*   Talanx AG                                                  1,387     44,443             0.1%
    Telefonica Deutschland Holding AG                          7,886     50,767             0.1%

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
GERMANY -- (Continued)
#   Volkswagen AG                                                 624 $   86,406             0.1%
                                                                      ----------             ---
TOTAL GERMANY                                                          5,323,239             7.8%
                                                                      ----------             ---
HONG KONG -- (2.3%)
    Cathay Pacific Airways, Ltd.                               23,000     45,499             0.1%
    CK Hutchison Holdings, Ltd.                                13,572    186,546             0.3%
    Foxconn International Holdings, Ltd.                       22,000     10,521             0.0%
    Hang Lung Group, Ltd.                                      19,000     69,135             0.1%
    Hang Lung Properties, Ltd.                                 37,000     90,628             0.1%
    Henderson Land Development Co., Ltd.                        4,736     30,187             0.1%
    Hongkong & Shanghai Hotels (The)                            3,500      3,975             0.0%
    Hopewell Holdings, Ltd.                                     5,000     18,042             0.0%
    Kerry Logistics Network, Ltd.                               3,500      5,206             0.0%
    Kerry Properties, Ltd.                                     10,000     29,537             0.0%
    MTR Corp., Ltd.                                            23,500    106,612             0.2%
    New World Development Co., Ltd.                           179,865    191,614             0.3%
    NWS Holdings, Ltd.                                         13,000     19,572             0.0%
    Orient Overseas International, Ltd.                         6,000     28,611             0.0%
    Shangri-La Asia, Ltd.                                      34,000     31,028             0.1%
    Sino Land Co., Ltd.                                        32,000     49,392             0.1%
    Sun Hung Kai Properties, Ltd.                              21,093    282,027             0.4%
    Swire Pacific, Ltd. Class A                                12,500    144,901             0.2%
    Swire Pacific, Ltd. Class B                                15,000     32,599             0.1%
    Wharf Holdings, Ltd. (The)                                 16,000     95,412             0.1%
    Wheelock & Co., Ltd.                                       19,000     88,561             0.1%
    Yue Yuen Industrial Holdings, Ltd.                          4,500     16,358             0.0%
                                                                      ----------             ---
TOTAL HONG KONG                                                        1,575,963             2.3%
                                                                      ----------             ---
IRELAND -- (0.2%)
*   Bank of Ireland                                           337,765    125,589             0.2%
    CRH P.L.C. Sponsored ADR                                      592     16,197             0.0%
                                                                      ----------             ---
TOTAL IRELAND                                                            141,786             0.2%
                                                                      ----------             ---
ISRAEL -- (0.4%)
    Bank Hapoalim BM                                           24,042    125,148             0.2%
*   Bank Leumi Le-Israel BM                                    20,221     76,726             0.1%
*   Israel Discount Bank, Ltd. Class A                         13,386     24,484             0.0%
    Mizrahi Tefahot Bank, Ltd.                                  2,185     26,555             0.1%
                                                                      ----------             ---
TOTAL ISRAEL                                                             252,913             0.4%
                                                                      ----------             ---
ITALY -- (1.7%)
*   Banca Monte dei Paschi di Siena SpA                        20,713     38,024             0.1%
*   Banco Popolare SC                                           1,362     20,353             0.0%
    Eni SpA                                                    22,905    374,044             0.6%
*   Telecom Italia SpA                                         13,129     18,316             0.0%
    UniCredit SpA                                              83,592    539,759             0.8%
    Unione di Banche Italiane SpA                              21,188    158,523             0.2%
                                                                      ----------             ---
TOTAL ITALY                                                            1,149,019             1.7%
                                                                      ----------             ---
JAPAN -- (21.5%)
    77 Bank, Ltd. (The)                                         5,864     32,427             0.1%

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    Aeon Co., Ltd.                                            19,500 $288,917             0.4%
    Aisin Seiki Co., Ltd.                                      5,200  206,383             0.3%
    Amada Holdings Co., Ltd.                                   5,600   49,943             0.1%
    Asahi Glass Co., Ltd.                                     16,000   91,608             0.1%
    Asahi Kasei Corp.                                         27,000  165,689             0.2%
    Bank of Kyoto, Ltd. (The)                                  4,000   40,398             0.1%
    Bank of Yokohama, Ltd. (The)                              22,000  137,304             0.2%
    Canon Marketing Japan, Inc.                                1,500   22,804             0.0%
    Chiba Bank, Ltd. (The)                                     9,000   65,655             0.1%
    Chugoku Bank, Ltd. (The)                                   3,000   42,529             0.1%
    Citizen Holdings Co., Ltd.                                 4,700   35,624             0.1%
    Coca-Cola East Japan Co., Ltd.                               200    2,811             0.0%
    Coca-Cola West Co., Ltd.                                   1,800   36,400             0.1%
*   Cosmo Energy Holdings Co., Ltd.                              864   11,739             0.0%
    Dai Nippon Printing Co., Ltd.                              6,000   62,052             0.1%
    Dai-ichi Life Insurance Co., Ltd. (The)                    5,700   98,606             0.1%
    Daido Steel Co., Ltd.                                      4,000   15,311             0.0%
#   Daihatsu Motor Co., Ltd.                                   4,200   51,449             0.1%
    Daiichi Sankyo Co., Ltd.                                   1,000   19,639             0.0%
    Denka Co., Ltd.                                            4,000   18,562             0.0%
    DIC Corp.                                                  3,000    8,121             0.0%
#   Ebara Corp.                                                8,000   34,660             0.1%
    Fuji Media Holdings, Inc.                                  1,000   11,896             0.0%
    FUJIFILM Holdings Corp.                                    5,300  211,410             0.3%
    Fukuoka Financial Group, Inc.                              9,000   47,359             0.1%
    Furukawa Electric Co., Ltd.                                4,000    7,320             0.0%
    Glory, Ltd.                                                1,800   45,539             0.1%
    Gunma Bank, Ltd. (The)                                     6,735   42,395             0.1%
    H2O Retailing Corp.                                        1,000   19,426             0.0%
    Hachijuni Bank, Ltd. (The)                                 7,000   47,731             0.1%
    Hankyu Hanshin Holdings, Inc.                             20,000  130,282             0.2%
    Hitachi Capital Corp.                                      1,000   28,735             0.0%
    Hitachi Chemical Co., Ltd.                                   900   14,227             0.0%
#   Hitachi Construction Machinery Co., Ltd.                   2,900   44,912             0.1%
    Hitachi High-Technologies Corp.                            1,100   29,582             0.0%
#   Hitachi, Ltd.                                             41,000  236,520             0.4%
    Hokuhoku Financial Group, Inc.                            20,000   44,404             0.1%
    Honda Motor Co., Ltd.                                     24,000  793,930             1.2%
    House Foods Group, Inc.                                      100    1,728             0.0%
#   Ibiden Co., Ltd.                                           3,500   48,227             0.1%
    Idemitsu Kosan Co., Ltd.                                   1,400   22,959             0.0%
    Inpex Corp.                                               17,600  167,763             0.2%
    ITOCHU Corp.                                              29,200  365,379             0.5%
    Iyo Bank, Ltd. (The)                                       4,000   43,009             0.1%
    J Front Retailing Co., Ltd.                                6,500  106,745             0.2%
#   JFE Holdings, Inc.                                        10,300  161,921             0.2%
    Joyo Bank, Ltd. (The)                                      8,000   41,553             0.1%
    JX Holdings, Inc.                                         27,640  108,533             0.2%
    Kamigumi Co., Ltd.                                         2,000   17,183             0.0%
    Kaneka Corp.                                               9,000   79,805             0.1%
    Kawasaki Kisen Kaisha, Ltd.                               17,000   38,167             0.1%
    Keiyo Bank, Ltd. (The)                                     4,000   20,097             0.0%

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Kinden Corp.                                                2,000 $   25,985             0.0%
    Kobe Steel, Ltd.                                           82,000    103,547             0.2%
    Konica Minolta, Inc.                                       13,500    138,705             0.2%
    Kuraray Co., Ltd.                                           6,400     78,937             0.1%
    Kurita Water Industries, Ltd.                                 400      9,032             0.0%
    Kyocera Corp.                                               1,600     72,375             0.1%
*   Kyushu Financial Group, Inc.                                1,374     10,568             0.0%
    LIXIL Group Corp.                                           3,500     74,935             0.1%
    Marubeni Corp.                                             34,000    196,453             0.3%
    Marui Group Co., Ltd.                                       2,458     31,749             0.0%
#   Maruichi Steel Tube, Ltd.                                     900     23,047             0.0%
    Mitsubishi Chemical Holdings Corp.                         46,500    289,767             0.4%
    Mitsubishi Corp.                                            7,300    132,718             0.2%
    Mitsubishi Gas Chemical Co., Inc.                           3,000     16,726             0.0%
    Mitsubishi Heavy Industries, Ltd.                          28,000    141,161             0.2%
    Mitsubishi Materials Corp.                                 37,000    129,068             0.2%
    Mitsubishi UFJ Financial Group, Inc.                      218,000  1,409,922             2.1%
    Mitsui & Co., Ltd.                                         10,300    130,634             0.2%
    Mitsui Chemicals, Inc.                                     22,000     83,185             0.1%
    Mitsui Engineering & Shipbuilding Co., Ltd.                 9,000     13,856             0.0%
    Mitsui OSK Lines, Ltd.                                     18,000     48,067             0.1%
    Mizuho Financial Group, Inc.                              407,500    839,387             1.2%
    MS&AD Insurance Group Holdings, Inc.                        3,219     94,898             0.1%
    Nagase & Co., Ltd.                                          1,311     16,258             0.0%
    NEC Corp.                                                  73,000    225,204             0.3%
    NH Foods, Ltd.                                              1,000     20,859             0.0%
    NHK Spring Co., Ltd.                                        2,500     25,445             0.0%
#   Nikon Corp.                                                 3,600     46,571             0.1%
#   Nippon Electric Glass Co., Ltd.                             7,000     34,254             0.1%
    Nippon Express Co., Ltd.                                   24,000    123,641             0.2%
#   Nippon Paper Industries Co., Ltd.                           3,600     66,725             0.1%
    Nippon Shokubai Co., Ltd.                                     400     31,303             0.0%
    Nippon Steel & Sumitomo Metal Corp.                        15,700    318,279             0.5%
    Nippon Yusen K.K.                                          58,000    151,752             0.2%
    Nissan Motor Co., Ltd.                                     47,100    488,249             0.7%
    Nisshinbo Holdings, Inc.                                    3,000     40,742             0.1%
    NOK Corp.                                                     500     11,750             0.0%
    Nomura Holdings, Inc.                                      17,700    111,339             0.2%
    Nomura Real Estate Holdings, Inc.                           1,200     25,643             0.0%
    NTN Corp.                                                   9,000     44,727             0.1%
    NTT DOCOMO, Inc.                                            2,800     54,531             0.1%
    Oji Holdings Corp.                                         24,000    124,296             0.2%
    Otsuka Holdings Co., Ltd.                                   1,900     63,233             0.1%
    Resona Holdings, Inc.                                      23,800    125,933             0.2%
    Ricoh Co., Ltd.                                            23,600    254,358             0.4%
    Rohm Co., Ltd.                                              1,200     59,318             0.1%
    Sankyo Co., Ltd.                                              400     15,416             0.0%
    SBI Holdings, Inc.                                          1,700     19,241             0.0%
    Sekisui Chemical Co., Ltd.                                  2,000     23,598             0.0%
    Sekisui House, Ltd.                                        12,900    214,739             0.3%
#   Shiga Bank, Ltd. (The)                                      3,108     16,612             0.0%
    Shinsei Bank, Ltd.                                         15,000     31,452             0.0%

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------ ----------- ---------------
JAPAN -- (Continued)
    Showa Denko KK                                            30,000 $    37,784             0.1%
    Showa Shell Sekiyu K.K.                                    2,100      18,536             0.0%
    SKY Perfect JSAT Holdings, Inc.                            4,600      24,212             0.0%
    Sojitz Corp.                                              16,100      35,412             0.1%
    Sompo Japan Nipponkoa Holdings, Inc.                       2,000      62,797             0.1%
    Sony Corp.                                                   780      22,172             0.0%
*   Sony Corp. Sponsored ADR                                   1,470      41,748             0.1%
    Sumitomo Chemical Co., Ltd.                               51,000     292,138             0.4%
    Sumitomo Corp.                                             5,400      59,061             0.1%
    Sumitomo Electric Industries, Ltd.                        25,100     342,564             0.5%
    Sumitomo Forestry Co., Ltd.                                2,700      32,294             0.1%
    Sumitomo Heavy Industries, Ltd.                           10,000      45,060             0.1%
    Sumitomo Metal Mining Co., Ltd.                            8,000      99,251             0.1%
    Sumitomo Mitsui Financial Group, Inc.                     22,100     881,650             1.3%
    Sumitomo Mitsui Trust Holdings, Inc.                      25,000      95,964             0.1%
    Sumitomo Rubber Industries, Ltd.                           2,700      40,158             0.1%
    Suzuki Motor Corp.                                         6,100     199,735             0.3%
    T&D Holdings, Inc.                                        14,900     195,797             0.3%
    Takashimaya Co., Ltd.                                      6,000      53,635             0.1%
    TDK Corp.                                                  3,500     222,937             0.3%
    Teijin, Ltd.                                              22,000      77,661             0.1%
    Tokai Rika Co., Ltd.                                         600      12,974             0.0%
    Toppan Printing Co., Ltd.                                  7,000      62,772             0.1%
*   Toshiba Corp.                                             29,000      81,811             0.1%
    Tosoh Corp.                                               11,000      55,866             0.1%
    Toyo Seikan Group Holdings, Ltd.                           2,751      53,158             0.1%
    Toyoda Gosei Co., Ltd.                                       300       6,877             0.0%
    Toyota Tsusho Corp.                                        7,000     160,314             0.2%
    Ube Industries, Ltd.                                      16,000      33,596             0.1%
    UNY Group Holdings Co., Ltd.                               6,250      34,554             0.1%
    Wacoal Holdings Corp.                                      2,000      25,097             0.0%
    Yamada Denki Co., Ltd.                                     9,000      40,488             0.1%
    Yamaha Corp.                                               2,000      49,638             0.1%
    Yamato Kogyo Co., Ltd.                                       800      21,310             0.0%
                                                                     -----------            ----
TOTAL JAPAN                                                           14,916,579            21.9%
                                                                     -----------            ----
NETHERLANDS -- (2.8%)
    Aegon NV                                                  24,065     147,674             0.2%
    ArcelorMittal(B03XPL1)                                    17,931     100,132             0.2%
#   ArcelorMittal(B295F26)                                    14,502      81,356             0.1%
    ING Groep NV                                              65,495     956,688             1.4%
    Koninklijke Boskalis Westminster NV                        1,261      61,202             0.1%
    Koninklijke DSM NV                                         5,423     289,087             0.4%
    Koninklijke Philips NV(5986622)                            8,413     226,804             0.3%
    Koninklijke Philips NV(500472303)                          2,793      75,243             0.1%
                                                                     -----------            ----
TOTAL NETHERLANDS                                                      1,938,186             2.8%
                                                                     -----------            ----
NEW ZEALAND -- (0.1%)
    Fletcher Building, Ltd.                                    8,551      43,068             0.1%
                                                                     -----------            ----
NORWAY -- (0.6%)
    DNB ASA                                                    4,721      60,107             0.1%

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
NORWAY -- (Continued)
    Norsk Hydro ASA                                            14,417 $   51,638             0.1%
#   Seadrill, Ltd.                                              3,913     25,317             0.0%
    Statoil ASA                                                10,714    173,184             0.3%
#   Statoil ASA Sponsored ADR                                   1,206     19,489             0.0%
*   Storebrand ASA                                              7,005     24,443             0.0%
*   Subsea 7 SA                                                 2,943     23,083             0.0%
    Yara International ASA                                        791     35,932             0.1%
                                                                      ----------             ---
TOTAL NORWAY                                                             413,193             0.6%
                                                                      ----------             ---
PORTUGAL -- (0.0%)
    EDP Renovaveis SA                                           4,290     31,123             0.0%
                                                                      ----------             ---
SINGAPORE -- (1.1%)
    CapitaLand, Ltd.                                           16,300     35,956             0.1%
    City Developments, Ltd.                                     7,000     39,615             0.1%
    Golden Agri-Resources, Ltd.                               137,000     38,021             0.1%
    Hutchison Port Holdings Trust                             124,100     68,734             0.1%
#   Noble Group, Ltd.                                          89,000     31,954             0.1%
    Oversea-Chinese Banking Corp., Ltd.                        20,900    134,342             0.2%
    SembCorp Industries, Ltd.                                  11,500     29,304             0.0%
    Singapore Airlines, Ltd.                                   21,000    161,558             0.2%
    United Industrial Corp., Ltd.                              11,000     24,166             0.0%
    United Overseas Bank, Ltd.                                  6,300     91,481             0.1%
    UOL Group, Ltd.                                             4,000     18,667             0.0%
    Venture Corp., Ltd.                                           300      1,768             0.0%
    Wilmar International, Ltd.                                 34,000     75,765             0.1%
                                                                      ----------             ---
TOTAL SINGAPORE                                                          751,331             1.1%
                                                                      ----------             ---
SPAIN -- (3.0%)
    Acciona SA                                                    890     74,662             0.1%
    Banco de Sabadell SA                                       67,980    131,154             0.2%
    Banco Popular Espanol SA                                   32,879    125,009             0.2%
    Banco Santander SA                                        134,166    749,478             1.1%
    CaixaBank SA                                                    1          3             0.0%
    Iberdrola SA                                               99,945    712,722             1.0%
    Mapfre SA                                                  19,525     57,926             0.1%
    Repsol SA                                                  17,492    220,192             0.3%
                                                                      ----------             ---
TOTAL SPAIN                                                            2,071,146             3.0%
                                                                      ----------             ---
SWEDEN -- (3.1%)
    Boliden AB                                                  8,318    159,259             0.2%
    ICA Gruppen AB                                                656     23,402             0.0%
    Meda AB Class A                                             1,449     21,266             0.0%
    Nordea Bank AB                                             21,545    237,720             0.4%
    Skandinaviska Enskilda Banken AB Class A                   35,139    368,990             0.6%
#*  SSAB AB Class A                                             3,054     11,011             0.0%
*   SSAB AB Class B                                             1,349      4,258             0.0%
    Svenska Cellulosa AB SCA Class A                              637     18,795             0.0%
    Svenska Cellulosa AB SCA Class B                           14,403    424,225             0.6%
    Svenska Handelsbanken AB Class A                            4,735     64,308             0.1%
    Swedbank AB Class A                                         5,276    120,891             0.2%
    Tele2 AB Class B                                            6,857     68,478             0.1%

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
SWEDEN -- (Continued)
    Telefonaktiebolaget LM Ericsson Class B                   46,520 $  452,756             0.7%
    TeliaSonera AB                                            35,087    179,278             0.3%
                                                                     ----------             ---
TOTAL SWEDEN                                                          2,154,637             3.2%
                                                                     ----------             ---
SWITZERLAND -- (9.4%)
    ABB, Ltd.                                                 36,774    693,767             1.0%
    Adecco SA                                                  4,234    314,736             0.5%
    Aryzta AG                                                  2,288    103,029             0.2%
    Baloise Holding AG                                         1,176    140,999             0.2%
    Cie Financiere Richemont SA                                8,025    688,124             1.0%
    Clariant AG                                                6,581    121,014             0.2%
    Credit Suisse Group AG                                     9,005    224,596             0.3%
    Credit Suisse Group AG Sponsored ADR                         964     24,100             0.0%
*   Dufry AG                                                     171     19,977             0.0%
    Julius Baer Group, Ltd.                                    2,560    126,931             0.2%
    LafargeHolcim, Ltd.(7110753)                               5,356    301,622             0.5%
*   LafargeHolcim, Ltd.(BZ3DNX4)                               4,186    235,432             0.4%
    Lonza Group AG                                             1,043    153,091             0.2%
    Novartis AG                                                6,641    601,599             0.9%
#   Sulzer AG                                                    585     59,112             0.1%
    Swatch Group AG (The)(7184736)                             1,041     75,204             0.1%
    Swatch Group AG (The)(7184725)                               792    309,307             0.5%
    Swiss Life Holding AG                                        377     89,835             0.1%
    Swiss Re AG                                                6,793    630,599             0.9%
    Syngenta AG                                                  809    271,800             0.4%
    UBS Group AG(BRJL176)                                     23,233    464,019             0.7%
*   UBS Group AG(H42097107)                                      900     18,027             0.0%
    Zurich Insurance Group AG                                  3,199    844,216             1.2%
                                                                     ----------             ---
TOTAL SWITZERLAND                                                     6,511,136             9.6%
                                                                     ----------             ---
UNITED KINGDOM -- (16.9%)
    Anglo American P.L.C.                                     27,909    234,148             0.3%
    Aviva P.L.C.                                              14,967    111,859             0.2%
    Barclays P.L.C.                                           41,183    146,726             0.2%
    Barclays P.L.C. Sponsored ADR                             35,691    507,883             0.8%
    Barratt Developments P.L.C.                                3,393     31,964             0.0%
    BP P.L.C.                                                 28,985    172,257             0.3%
    BP P.L.C. Sponsored ADR                                   59,930  2,139,501             3.1%
    Carnival P.L.C. ADR                                        2,038    113,618             0.2%
    Glencore P.L.C.                                           81,166    140,130             0.2%
    HSBC Holdings P.L.C.                                      51,008    398,524             0.6%
    HSBC Holdings P.L.C. Sponsored ADR                        39,370  1,538,186             2.3%
    Investec P.L.C.                                            3,602     30,005             0.0%
    J Sainsbury P.L.C.                                        34,712    142,230             0.2%
    Kingfisher P.L.C.                                         51,633    280,665             0.4%
    Lloyds Banking Group P.L.C. ADR                           28,165    128,996             0.2%
    Old Mutual P.L.C.                                         89,944    293,974             0.4%
*   Royal Bank of Scotland Group P.L.C.                       28,961    141,523             0.2%
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR          7,698     74,517             0.1%
    Royal Dutch Shell P.L.C. Class A                           7,490    195,544             0.3%
    Royal Dutch Shell P.L.C. Sponsored ADR(B03MM73)           28,341  1,493,287             2.2%
    Royal Dutch Shell P.L.C. Sponsored ADR(780259206)         10,892    571,394             0.8%

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                SHARES    VALUE++   OF NET ASSETS**
                                                                ------- ----------- ---------------
UNITED KINGDOM -- (Continued)
      Royal Mail P.L.C.                                           9,698 $    66,442             0.1%
      Standard Chartered P.L.C.                                  28,871     320,486             0.5%
      Vodafone Group P.L.C.                                     468,782   1,542,729             2.3%
      Vodafone Group P.L.C. Sponsored ADR                        25,258     832,750             1.2%
      WM Morrison Supermarkets P.L.C.                            29,172      75,643             0.1%
                                                                        -----------           -----
TOTAL UNITED KINGDOM                                                     11,724,981            17.2%
                                                                        -----------           -----
TOTAL COMMON STOCKS                                                      67,046,065            98.6%
                                                                        -----------           -----
PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
      Bayerische Motoren Werke AG                                   639      51,674             0.1%
      Porsche Automobil Holding SE                                1,333      62,310             0.1%
      Volkswagen AG                                               2,806     336,818             0.5%
                                                                        -----------           -----
TOTAL GERMANY                                                               450,802             0.7%
                                                                        -----------           -----
TOTAL PREFERRED STOCKS                                                      450,802             0.7%
                                                                        -----------           -----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*     Treasury Wine Estates, Ltd. Rights 11/04/15                 1,637          --             0.0%
                                                                        -----------           -----
SPAIN -- (0.0%)
*     Banco Santander SA Rights 11/03/15                        134,166       7,377             0.0%
                                                                        -----------           -----
TOTAL RIGHTS/WARRANTS                                                         7,377             0.0%
                                                                        -----------           -----
TOTAL INVESTMENT SECURITIES                                              67,504,244
                                                                        -----------

                                                                          VALUE+
                                                                        -----------
SECURITIES LENDING COLLATERAL -- (2.5%)
(S)@  DFA Short Term Investment Fund                            148,117   1,713,718             2.5%
                                                                        -----------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $73,896,689)                        $69,217,962           101.8%
                                                                        ===========           =====

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED



Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                          -------------------------------------------
                                                            LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                                          ----------- ----------- ------- -----------
Common Stocks
   Australia                                              $    67,408 $ 3,774,466      -- $ 3,841,874
   Austria                                                         --      65,214      --      65,214
   Belgium                                                         --   1,054,366      --   1,054,366
   Canada                                                   5,082,577          --      --   5,082,577
   Denmark                                                         --   1,254,978      --   1,254,978
   Finland                                                         --     453,968      --     453,968
   France                                                     599,388   5,695,400      --   6,294,788
   Germany                                                    287,634   5,035,605      --   5,323,239
   Hong Kong                                                       --   1,575,963      --   1,575,963
   Ireland                                                     16,197     125,589      --     141,786
   Israel                                                          --     252,913      --     252,913
   Italy                                                           --   1,149,019      --   1,149,019
   Japan                                                       52,316  14,864,263      --  14,916,579
   Netherlands                                                156,599   1,781,587      --   1,938,186
   New Zealand                                                     --      43,068      --      43,068
   Norway                                                      44,806     368,387      --     413,193
   Portugal                                                        --      31,123      --      31,123
   Singapore                                                       --     751,331      --     751,331
   Spain                                                           --   2,071,146      --   2,071,146
   Sweden                                                          --   2,154,637      --   2,154,637
   Switzerland                                                 42,127   6,469,009      --   6,511,136
   United Kingdom                                           7,400,132   4,324,849      --  11,724,981
Preferred Stocks
   Germany                                                         --     450,802      --     450,802
Rights/Warrants
   Australia                                                       --          --      --          --
   Spain                                                           --       7,377      --       7,377
Securities Lending Collateral                                      --   1,713,718      --   1,713,718
                                                          ----------- -----------      -- -----------
TOTAL                                                     $13,749,184 $55,468,778      -- $69,217,962
                                                          =========== ===========      == ===========

                  INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
COMMON STOCKS -- (94.2%)
AUSTRALIA -- (5.5%)
    Adelaide Brighton, Ltd.                                    37,681 $  111,925             0.0%
    AGL Energy, Ltd.                                            9,418    111,685             0.0%
#   ALS, Ltd.                                                  34,596    125,934             0.0%
    Altium, Ltd.                                                6,607     21,065             0.0%
    Alumina, Ltd.                                             234,815    180,151             0.1%
    Amalgamated Holdings, Ltd.                                  7,229     71,988             0.0%
    Amcor, Ltd.                                                22,467    217,004             0.1%
    AMP, Ltd.                                                 168,228    682,301             0.2%
    AP Eagers, Ltd.                                             3,748     28,421             0.0%
#   APA Group                                                  35,817    233,354             0.1%
*   APN News & Media, Ltd.                                     45,653     16,631             0.0%
    ARB Corp., Ltd.                                             3,212     33,667             0.0%
#   Arrium, Ltd.                                               91,938      6,496             0.0%
    Asciano, Ltd.                                              69,465    404,530             0.1%
    ASX, Ltd.                                                  11,474    335,428             0.1%
    Atlas Iron, Ltd.                                           50,565      1,002             0.0%
    Aurizon Holdings, Ltd.                                     59,800    219,257             0.1%
#   Ausdrill, Ltd.                                             31,689      7,748             0.0%
#   AusNet Services                                            86,184     88,393             0.0%
#   Austbrokers Holdings, Ltd.                                  2,014     13,522             0.0%
*   Austin Engineering, Ltd.                                    4,843      1,168             0.0%
    Australia & New Zealand Banking Group, Ltd.                63,745  1,232,847             0.3%
*   Australian Agricultural Co., Ltd.                          36,693     39,307             0.0%
    Australian Pharmaceutical Industries, Ltd.                 38,132     53,663             0.0%
    Automotive Holdings Group, Ltd.                            24,002     72,280             0.0%
*   AWE, Ltd.                                                  57,918     25,869             0.0%
    Bank of Queensland, Ltd.                                   35,285    327,113             0.1%
#*  BC Iron, Ltd.                                               4,113        789             0.0%
    Beach Energy, Ltd.                                        113,964     51,768             0.0%
    Beadell Resources, Ltd.                                    18,149      2,072             0.0%
#   Bega Cheese, Ltd.                                           5,491     22,583             0.0%
    Bendigo and Adelaide Bank, Ltd.                            33,619    255,039             0.1%
    BHP Billiton, Ltd.                                        137,978  2,262,941             0.6%
    BHP Billiton, Ltd. Sponsored ADR                              254      8,354             0.0%
*   Billabong International, Ltd.                              25,506     13,314             0.0%
    Blackmores, Ltd.                                              633     75,356             0.0%
    BlueScope Steel, Ltd.                                      53,238    167,783             0.1%
#*  Boart Longyear, Ltd.                                       21,171      1,500             0.0%
    Boral, Ltd.                                                77,903    297,996             0.1%
#*  Bradken, Ltd.                                               8,625      5,910             0.0%
    Brambles, Ltd.                                             29,100    214,292             0.1%
#   Breville Group, Ltd.                                        7,096     33,074             0.0%
    Brickworks, Ltd.                                            7,265     75,055             0.0%
    BT Investment Management, Ltd.                              4,719     38,162             0.0%
#   Cabcharge Australia, Ltd.                                  10,304     20,622             0.0%
    Caltex Australia, Ltd.                                      7,323    163,935             0.1%
#   Cardno, Ltd.                                                9,551     20,655             0.0%
#   carsales.com, Ltd.                                         10,542     73,305             0.0%
#   Cash Converters International, Ltd.                        34,080     12,479             0.0%
    Cedar Woods Properties, Ltd.                                3,941     11,770             0.0%
    CIMIC Group, Ltd.                                           9,194    180,232             0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
AUSTRALIA -- (Continued)
    Coca-Cola Amatil, Ltd.                                     20,484 $  132,557             0.0%
    Cochlear, Ltd.                                              1,937    122,250             0.0%
    Collins Foods, Ltd.                                         5,964     14,936             0.0%
    Commonwealth Bank of Australia                             15,463    839,609             0.2%
    Computershare, Ltd.                                        17,771    136,205             0.0%
#   Corporate Travel Management, Ltd.                           2,968     23,709             0.0%
    CSG, Ltd.                                                  30,846     35,324             0.0%
    CSR, Ltd.                                                  53,095    103,943             0.0%
    Decmil Group, Ltd.                                         10,789      7,182             0.0%
    Domino's Pizza Enterprises, Ltd.                            3,210    106,160             0.0%
    Downer EDI, Ltd.                                           46,111    115,873             0.0%
#*  Drillsearch Energy, Ltd.                                   30,464     17,036             0.0%
    DuluxGroup, Ltd.                                           19,442     81,284             0.0%
*   Emeco Holdings, Ltd.                                        7,304        285             0.0%
#*  Energy Resources of Australia, Ltd.                        13,961      3,374             0.0%
#*  Energy World Corp., Ltd.                                   19,261      3,414             0.0%
    Equity Trustees, Ltd.                                         676     11,106             0.0%
    ERM Power, Ltd.                                            11,026     12,887             0.0%
    Evolution Mining, Ltd.                                     81,637     81,320             0.0%
    Fairfax Media, Ltd.                                       233,216    155,979             0.1%
    Finbar Group, Ltd.                                          8,281      6,778             0.0%
#*  Fleetwood Corp., Ltd.                                         779        855             0.0%
#   Flight Centre Travel Group, Ltd.                            2,569     69,115             0.0%
#   Fortescue Metals Group, Ltd.                               98,070    144,912             0.1%
    GrainCorp, Ltd. Class A                                    18,245    116,962             0.0%
#   Greencross, Ltd.                                            7,545     33,411             0.0%
    GUD Holdings, Ltd.                                          9,711     55,381             0.0%
#   GWA Group, Ltd.                                            17,580     30,916             0.0%
    Hansen Technologies, Ltd.                                   8,682     18,857             0.0%
    Harvey Norman Holdings, Ltd.                               39,950    112,242             0.0%
    Hills, Ltd.                                                18,019      5,568             0.0%
*   Horizon Oil, Ltd.                                          94,750      8,071             0.0%
    Iluka Resources, Ltd.                                      21,603     97,963             0.0%
*   Imdex, Ltd.                                                 3,611        580             0.0%
    Incitec Pivot, Ltd.                                       120,030    335,189             0.1%
#   Independence Group NL                                      18,676     36,585             0.0%
#   Infomedia, Ltd.                                            19,244     10,028             0.0%
    Insurance Australia Group, Ltd.                           119,525    475,095             0.1%
#   InvoCare, Ltd.                                              7,417     58,385             0.0%
    IOOF Holdings, Ltd.                                        10,055     66,541             0.0%
#   IRESS, Ltd.                                                 5,277     35,145             0.0%
#*  iSelect, Ltd.                                               8,736      9,344             0.0%
    James Hardie Industries P.L.C.                             21,122    273,426             0.1%
    JB Hi-Fi, Ltd.                                              5,775     73,479             0.0%
#*  Kingsgate Consolidated, Ltd.                               33,671     15,768             0.0%
    Lend Lease Group                                           39,051    359,171             0.1%
*   Lynas Corp., Ltd.                                         963,840     39,766             0.0%
    M2 Group, Ltd.                                             10,411     72,860             0.0%
    MACA, Ltd.                                                  8,396      5,161             0.0%
*   Macmahon Holdings, Ltd.                                    25,813      1,817             0.0%
    Macquarie Group, Ltd.                                      18,234  1,104,065             0.3%
    Magellan Financial Group, Ltd.                              5,482     87,305             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
AUSTRALIA -- (Continued)
    MaxiTRANS Industries, Ltd.                                 11,936 $    4,941             0.0%
*   Mayne Pharma Group, Ltd.                                   36,028     26,164             0.0%
    McMillan Shakespeare, Ltd.                                  5,192     46,248             0.0%
*   Medusa Mining, Ltd.                                           788        317             0.0%
    Metals X, Ltd.                                             19,748     19,366             0.0%
    Mincor Resources NL                                         3,984        737             0.0%
#   Mineral Resources, Ltd.                                    12,379     37,341             0.0%
#   MMA Offshore, Ltd.                                         12,228      3,635             0.0%
#   Monadelphous Group, Ltd.                                    9,318     45,655             0.0%
#   Mortgage Choice, Ltd.                                       2,795      3,740             0.0%
#*  Mount Gibson Iron, Ltd.                                    26,826      4,103             0.0%
#   Myer Holdings, Ltd.                                        69,683     47,379             0.0%
#   MyState, Ltd.                                               2,139      6,584             0.0%
    National Australia Bank, Ltd.                              59,093  1,261,910             0.3%
#   Navitas, Ltd.                                               7,555     22,455             0.0%
    New Hope Corp., Ltd.                                       16,892     23,051             0.0%
*   Newcrest Mining, Ltd.                                      23,214    202,223             0.1%
    nib holdings, Ltd.                                         23,347     59,855             0.0%
    Northern Star Resources, Ltd.                              40,580     79,183             0.0%
#   NRW Holdings, Ltd.                                         23,027      2,230             0.0%
    Nufarm, Ltd.                                               16,221     96,092             0.0%
    Oil Search, Ltd.                                           51,812    288,761             0.1%
#   Orica, Ltd.                                                20,745    242,683             0.1%
    Origin Energy, Ltd.                                        49,055    190,618             0.1%
*   Orocobre, Ltd.                                              8,159     10,391             0.0%
    Orora, Ltd.                                                77,027    127,360             0.0%
    OZ Minerals, Ltd.                                          26,116     80,144             0.0%
    OzForex Group, Ltd.                                         8,349     16,828             0.0%
*   Pacific Brands, Ltd.                                       80,238     40,936             0.0%
#*  Paladin Energy, Ltd.                                      157,449     27,228             0.0%
    Panoramic Resources, Ltd.                                   9,832      2,093             0.0%
    Peet, Ltd.                                                  4,909      3,564             0.0%
    Perpetual, Ltd.                                             1,958     62,257             0.0%
#*  Perseus Mining, Ltd.                                       60,427     16,034             0.0%
    Platinum Asset Management, Ltd.                            12,059     63,225             0.0%
    Premier Investments, Ltd.                                  10,340    100,377             0.0%
    Prime Media Group, Ltd.                                    19,595      7,100             0.0%
    Programmed Maintenance Services, Ltd.                      22,039     45,496             0.0%
    Qantas Airways, Ltd.                                       68,858    193,955             0.1%
    QBE Insurance Group, Ltd.                                  38,595    361,278             0.1%
    Qube Holdings, Ltd.                                        55,310     89,666             0.0%
    RCR Tomlinson, Ltd.                                         9,186     14,969             0.0%
#   REA Group, Ltd.                                             2,014     68,448             0.0%
    Recall Holdings, Ltd.                                       1,582      8,577             0.0%
#   Reckon, Ltd.                                                6,209     10,511             0.0%
    Regis Resources, Ltd.                                      21,378     31,518             0.0%
    Reject Shop, Ltd. (The)                                     5,557     45,320             0.0%
*   Resolute Mining, Ltd.                                      51,480     13,754             0.0%
    Retail Food Group, Ltd.                                     2,999      9,839             0.0%
    Ridley Corp., Ltd.                                         37,057     34,497             0.0%
    Rio Tinto, Ltd.                                            16,307    583,106             0.2%
    SAI Global, Ltd.                                           24,347     75,793             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
AUSTRALIA -- (Continued)
    Sandfire Resources NL                                      11,964 $ 53,470             0.0%
#   Santos, Ltd.                                               53,188  219,567             0.1%
*   Saracen Mineral Holdings, Ltd.                             90,687   37,386             0.0%
    Seek, Ltd.                                                 10,037   91,179             0.0%
    Select Harvests, Ltd.                                       3,516   25,333             0.0%
*   Senex Energy, Ltd.                                         31,721    4,163             0.0%
#   Servcorp, Ltd.                                              5,319   25,756             0.0%
#   Seven Group Holdings, Ltd.                                  9,767   34,930             0.0%
    Seven West Media, Ltd.                                    104,320   49,942             0.0%
    Sigma Pharmaceuticals, Ltd.                               122,239   72,534             0.0%
#*  Silver Lake Resources, Ltd.                                47,532    7,657             0.0%
#   Sims Metal Management, Ltd.                                19,344  134,597             0.0%
    Sirtex Medical, Ltd.                                        2,829   76,237             0.0%
#   Slater & Gordon, Ltd.                                      28,214   55,140             0.0%
#   SMS Management & Technology, Ltd.                           9,154   31,879             0.0%
    Sonic Healthcare, Ltd.                                     11,144  152,412             0.1%
*   South32, Ltd.                                             131,103  135,759             0.0%
*   South32, Ltd. ADR                                           3,651   18,766             0.0%
    Southern Cross Media Group, Ltd.                           46,751   32,456             0.0%
    Spark Infrastructure Group                                 83,893  123,713             0.0%
*   St Barbara, Ltd.                                           10,906   10,391             0.0%
    STW Communications Group, Ltd.                             19,193   10,146             0.0%
    Suncorp Group, Ltd.                                        37,298  346,482             0.1%
*   Sundance Energy Australia, Ltd.                            27,367    5,838             0.0%
    Sunland Group, Ltd.                                         6,809    7,713             0.0%
    Super Retail Group, Ltd.                                   11,158   76,205             0.0%
    Sydney Airport                                             17,558   80,242             0.0%
*   Tap Oil, Ltd.                                              21,973    3,872             0.0%
    Tassal Group, Ltd.                                         17,196   51,661             0.0%
    Technology One, Ltd.                                        8,950   24,386             0.0%
    Telstra Corp., Ltd.                                        41,101  157,484             0.1%
#*  Ten Network Holdings, Ltd.(6108373)                        59,087    6,924             0.0%
    Ten Network Holdings, Ltd.(BYSRMT3)                        11,178    1,196             0.0%
#   TFS Corp., Ltd.                                             9,688   12,093             0.0%
*   Tiger Resources, Ltd.                                     151,923    7,614             0.0%
    Tox Free Solutions, Ltd.                                   14,188   29,052             0.0%
    TPG Telecom, Ltd.                                          11,782   92,346             0.0%
*   Transfield Services, Ltd.                                  40,387   28,652             0.0%
    Transpacific Industries Group, Ltd.                       149,685   71,968             0.0%
    Transurban Group                                           26,607  197,159             0.1%
*   Troy Resources, Ltd.                                          443      101             0.0%
#   UGL, Ltd.                                                  20,063   32,319             0.0%
    UXC, Ltd.                                                  23,733   20,241             0.0%
    Village Roadshow, Ltd.                                      8,808   46,928             0.0%
*   Virgin Australia Holdings, Ltd.                           108,136   36,918             0.0%
    Virtus Health, Ltd.                                         3,930   17,586             0.0%
    Vision Eye Institute, Ltd.                                 19,916   15,191             0.0%
#   Vocus Communications, Ltd.                                  8,670   40,066             0.0%
    Watpac, Ltd.                                               27,091   18,495             0.0%
    Wesfarmers, Ltd.                                           12,760  356,824             0.1%
    Western Areas, Ltd.                                        10,742   18,102             0.0%
    Westpac Banking Corp.(6076146)                             28,064  625,098             0.2%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------ ----------- ---------------
AUSTRALIA -- (Continued)
*   Westpac Banking Corp.(BYNK9D0)                             1,220 $    26,491             0.0%
#*  Whitehaven Coal, Ltd.                                     55,612      39,938             0.0%
    Woodside Petroleum, Ltd.                                  52,384   1,098,647             0.3%
#   Woolworths, Ltd.                                          20,007     342,744             0.1%
#   WorleyParsons, Ltd.                                        9,130      42,121             0.0%
                                                                     -----------             ---
TOTAL AUSTRALIA                                                       24,678,554             5.8%
                                                                     -----------             ---
AUSTRIA -- (0.6%)
    Agrana Beteiligungs AG                                       125      11,321             0.0%
#   AMAG Austria Metall AG                                       373      13,575             0.0%
    Andritz AG                                                 3,135     157,509             0.1%
    Atrium European Real Estate, Ltd.                          6,265      25,965             0.0%
    Austria Technologie & Systemtechnik AG                     1,794      30,605             0.0%
    BUWOG AG                                                   2,079      44,203             0.0%
#*  Conwert Immobilien Invest SE                               4,786      68,615             0.0%
    DO & CO AG                                                   270      25,335             0.0%
*   Erste Group Bank AG                                        8,513     249,634             0.1%
    EVN AG                                                     2,411      26,605             0.0%
    Flughafen Wien AG                                            247      23,250             0.0%
*   IMMOFINANZ AG                                              6,880      17,612             0.0%
    Kapsch TrafficCom AG                                         788      28,510             0.0%
    Lenzing AG                                                   882      67,378             0.0%
    Mayr Melnhof Karton AG                                       755      89,152             0.0%
    Oesterreichische Post AG                                   2,467      89,694             0.0%
    OMV AG                                                    16,569     441,196             0.1%
    Palfinger AG                                                 416      11,675             0.0%
    POLYTEC Holding AG                                           362       2,733             0.0%
    Porr Ag                                                      848      23,071             0.0%
*   Raiffeisen Bank International AG                           7,890     124,503             0.1%
    RHI AG                                                     3,247      73,266             0.0%
    Rosenbauer International AG                                  131      11,002             0.0%
    S IMMO AG                                                  3,202      28,454             0.0%
    Schoeller-Bleckmann Oilfield Equipment AG                    459      27,591             0.0%
    Semperit AG Holding                                        1,281      44,333             0.0%
    Strabag SE                                                 1,732      39,705             0.0%
    UNIQA Insurance Group AG                                   7,215      67,001             0.0%
#   Verbund AG                                                 3,423      48,441             0.0%
    Vienna Insurance Group AG Wiener Versicherung Gruppe       1,985      63,524             0.0%
    Voestalpine AG                                            10,799     390,450             0.1%
    Wienerberger AG                                            7,724     142,408             0.1%
    Zumtobel Group AG                                          1,877      42,657             0.0%
                                                                     -----------             ---
TOTAL AUSTRIA                                                          2,550,973             0.6%
                                                                     -----------             ---
BELGIUM -- (1.3%)
#*  Ablynx NV                                                  1,906      25,127             0.0%
    Ackermans & van Haaren NV                                  2,314     352,134             0.1%
    Ageas                                                     15,956     703,625             0.2%
*   AGFA-Gevaert NV                                           19,738      84,136             0.0%
    Banque Nationale de Belgique                                  19      65,772             0.0%
    Barco NV                                                   1,098      72,087             0.0%
    Bekaert SA                                                 3,883     115,171             0.1%
*   BHF Kleinwort Benson Group                                11,050      63,203             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
BELGIUM -- (Continued)
    Cie d'Entreprises CFE                                        814 $  100,914             0.0%
    Cie Immobiliere de Belgique SA                               213     11,470             0.0%
*   Cie Maritime Belge SA                                        333      5,895             0.0%
    Colruyt SA                                                 7,077    350,051             0.1%
    D'ieteren SA                                               2,309     78,089             0.0%
    Deceuninck NV                                              5,234     13,631             0.0%
    Delhaize Group                                             8,987    833,893             0.2%
    Delhaize Group Sponsored ADR                               2,176     50,527             0.0%
    Econocom Group SA                                          6,240     55,675             0.0%
    Elia System Operator SA                                    1,600     77,394             0.0%
    Euronav NV                                                 9,922    146,691             0.1%
    EVS Broadcast Equipment SA                                   367     10,690             0.0%
#   Exmar NV                                                   3,996     43,091             0.0%
#   Fagron                                                     2,168     53,192             0.0%
*   Galapagos NV                                               1,076     51,845             0.0%
    Ion Beam Applications                                        595     21,210             0.0%
    KBC Groep NV                                               6,965    423,484             0.1%
    Kinepolis Group NV                                         1,256     52,139             0.0%
#   Lotus Bakeries                                                25     45,620             0.0%
    Melexis NV                                                   726     35,352             0.0%
*   Mobistar SA                                                3,929     95,966             0.0%
#*  Nyrstar NV                                                32,923     50,303             0.0%
    Proximus SADP                                             10,524    364,181             0.1%
    Recticel SA                                                3,942     23,553             0.0%
    Resilux                                                      108     19,756             0.0%
    Sioen Industries NV                                        1,485     28,864             0.0%
    Sipef SA                                                     498     26,897             0.0%
    Solvay SA                                                  4,997    564,517             0.2%
*   Telenet Group Holding NV                                   2,367    137,672             0.1%
*   Tessenderlo Chemie NV                                      3,117    100,529             0.0%
*   ThromboGenics NV                                             592      2,493             0.0%
    Umicore SA                                                 8,086    343,316             0.1%
    Van de Velde NV                                              784     51,129             0.0%
                                                                     ----------             ---
TOTAL BELGIUM                                                         5,751,284             1.4%
                                                                     ----------             ---
CANADA -- (8.7%)
#*  5N Plus, Inc.                                              4,100      3,825             0.0%
    Absolute Software Corp.                                    2,400     15,840             0.0%
    Acadian Timber Corp.                                         700      9,791             0.0%
*   Advantage Oil & Gas, Ltd.(00765F101)                       3,399     18,932             0.0%
*   Advantage Oil & Gas, Ltd.(B66PKS8)                        13,520     75,169             0.0%
    Aecon Group, Inc.                                          4,895     56,564             0.0%
#   Ag Growth International, Inc.                              1,000     26,185             0.0%
    AGF Management, Ltd. Class B                               3,745     15,552             0.0%
    Agnico Eagle Mines, Ltd.                                  15,126    427,915             0.1%
    Agrium, Inc.                                               6,579    612,308             0.2%
    AGT Food & Ingredients, Inc.                               3,100     69,297             0.0%
#   Aimia, Inc.                                                6,459     59,769             0.0%
*   Air Canada                                                 5,800     47,727             0.0%
    AirBoss of America Corp.                                   3,978     59,202             0.0%
*   Alacer Gold Corp.                                         29,796     57,878             0.0%
*   Alamos Gold, Inc. Class A(011532108)                      13,292     51,040             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
CANADA -- (Continued)
    Alamos Gold, Inc. Class A(BZ3DNP6)                         5,033 $   19,362             0.0%
*   Alexco Resource Corp.                                      1,285        623             0.0%
    Algonquin Power & Utilities Corp.                         12,720     98,153             0.0%
    Alimentation Couche-Tard, Inc. Class B                     5,865    252,299             0.1%
    AltaGas, Ltd.                                              7,551    194,954             0.1%
    Altus Group, Ltd.                                          1,950     28,409             0.0%
*   Americas Silver Corp.                                      4,800        551             0.0%
#   ARC Resources, Ltd.                                       16,923    249,522             0.1%
*   Argonaut Gold, Inc.                                       18,272     18,864             0.0%
    Atco, Ltd. Class I                                         2,050     58,556             0.0%
#*  Athabasca Oil Corp.                                       18,300     21,832             0.0%
*   ATS Automation Tooling Systems, Inc.                       3,297     34,720             0.0%
*   AuRico Metals, Inc.(05157J108)                             5,845      3,554             0.0%
*   AuRico Metals, Inc.(BYR52G5)                               2,212      1,336             0.0%
#   AutoCanada, Inc.                                           1,954     47,341             0.0%
#*  Avigilon Corp.                                             2,238     25,108             0.0%
*   B2Gold Corp.                                              79,693     85,934             0.0%
    Badger Daylighting, Ltd.                                   3,950     61,866             0.0%
    Bank of Montreal                                          14,125    820,521             0.2%
    Bank of Nova Scotia (The)                                 25,169  1,182,440             0.3%
*   Bankers Petroleum, Ltd.                                   30,800     51,820             0.0%
    Barrick Gold Corp.(067901108)                             46,629    358,577             0.1%
    Barrick Gold Corp.(2024644)                               10,582     81,332             0.0%
    Baytex Energy Corp.(07317Q105)                             2,602     10,590             0.0%
    Baytex Energy Corp.(B4VGVM3)                               2,926     11,905             0.0%
    BCE, Inc.(B188TH2)                                           775     33,499             0.0%
    BCE, Inc.(05534B760)                                       2,798    120,902             0.0%
#*  Bellatrix Exploration, Ltd.(B580BW5)                       3,612      5,939             0.0%
*   Bellatrix Exploration, Ltd.(078314101)                     7,797     12,787             0.0%
*   Birchcliff Energy, Ltd.                                    7,593     33,099             0.0%
    Bird Construction, Inc.                                    5,089     51,022             0.0%
#   Black Diamond Group, Ltd.                                  3,642     23,424             0.0%
*   BlackBerry, Ltd.(09228F103)                               21,014    153,192             0.1%
#*  BlackBerry, Ltd.(BCBHZ31)                                 16,600    120,984             0.0%
*   BlackPearl Resources, Inc.                                32,381     21,792             0.0%
*   BNK Petroleum, Inc.                                        9,658      2,881             0.0%
#   Bombardier, Inc. Class B                                  38,600     41,918             0.0%
#   Bonavista Energy Corp.                                    11,720     26,172             0.0%
    Bonterra Energy Corp.                                      1,900     31,546             0.0%
    Boralex, Inc. Class A                                      2,000     21,291             0.0%
*   Boulder Energy, Ltd.                                       2,900     11,133             0.0%
    Brookfield Asset Management, Inc. Class A                  6,375    222,706             0.1%
*   BRP, Inc.                                                  2,200     39,605             0.0%
#   Calfrac Well Services, Ltd.                                5,454      9,635             0.0%
    Cameco Corp.                                              14,192    201,101             0.1%
    Canaccord Genuity Group, Inc.                              9,292     36,028             0.0%
*   Canacol Energy, Ltd.                                      10,700     24,794             0.0%
#   Canadian Energy Services & Technology Corp.               13,770     59,499             0.0%
    Canadian Imperial Bank of Commerce                         7,565    579,101             0.2%
    Canadian National Railway Co.                              9,792    598,193             0.2%
    Canadian Natural Resources, Ltd.                          53,582  1,244,174             0.3%
    Canadian Oil Sands, Ltd.                                  22,249    167,939             0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
CANADA -- (Continued)
    Canadian Pacific Railway, Ltd.                             2,100 $295,050             0.1%
#   Canadian Tire Corp., Ltd. Class A                          5,190  456,526             0.1%
    Canadian Utilities, Ltd. Class A                           1,550   40,777             0.0%
#   Canadian Western Bank                                      9,694  186,303             0.1%
    Canam Group, Inc.                                          4,000   46,344             0.0%
#   Canexus Corp.                                              8,060    8,321             0.0%
*   Canfor Corp.                                               4,466   63,185             0.0%
    Canfor Pulp Products, Inc.                                 3,791   39,458             0.0%
#   CanWel Building Materials Group, Ltd.                      1,900    7,846             0.0%
    Canyon Services Group, Inc.                                7,376   27,527             0.0%
    Capital Power Corp.                                        3,765   54,102             0.0%
    Capstone Infrastructure Corp.                             13,353   32,678             0.0%
*   Capstone Mining Corp.                                     20,200   10,350             0.0%
    Cascades, Inc.                                             5,700   40,627             0.0%
    CCL Industries, Inc. Class B                               2,170  307,428             0.1%
*   Celestica, Inc.                                            8,145   91,387             0.0%
    Cenovus Energy, Inc.                                      32,519  484,858             0.1%
    Centerra Gold, Inc.                                       17,742   99,863             0.0%
*   Cequence Energy, Ltd.                                     30,508   10,732             0.0%
    Cervus Equipment Corp.                                     1,200   13,876             0.0%
*   CGI Group, Inc. Class A                                    8,717  323,749             0.1%
*   China Gold International Resources Corp., Ltd.             8,852   11,847             0.0%
    CI Financial Corp.                                         2,200   52,493             0.0%
    Cineplex, Inc.                                             2,883  111,100             0.0%
    Clearwater Seafoods, Inc.                                  1,677   16,095             0.0%
    Cogeco Cable, Inc.                                         2,982  154,003             0.1%
    Cogeco, Inc.                                               1,076   45,604             0.0%
*   Colliers International Group, Inc.                         1,720   85,260             0.0%
    COM DEV International, Ltd.                               10,341   44,761             0.0%
    Computer Modelling Group, Ltd.                             7,490   71,028             0.0%
    Constellation Software, Inc.                               1,400  604,925             0.2%
#*  Copper Mountain Mining Corp.                              22,194    8,826             0.0%
#   Corus Entertainment, Inc. Class B                          7,924   75,568             0.0%
    Cott Corp.(2228952)                                        3,356   35,033             0.0%
    Cott Corp.(22163N106)                                      5,107   53,368             0.0%
    Crescent Point Energy Corp.(22576C101)                     6,810   92,814             0.0%
#   Crescent Point Energy Corp.(B67C8W8)                       7,591  103,457             0.0%
*   Crew Energy, Inc.                                         12,699   43,217             0.0%
*   Delphi Energy Corp.                                        8,492    4,741             0.0%
#*  Denison Mines Corp.                                        3,500    1,419             0.0%
*   Descartes Systems Group, Inc. (The)(2141941)                 100    1,750             0.0%
*   Descartes Systems Group, Inc. (The)(249906108)             1,400   24,486             0.0%
    DH Corp.                                                   5,850  157,927             0.1%
    DirectCash Payments, Inc.                                  1,393   13,785             0.0%
    Dollarama, Inc.                                            5,600  378,287             0.1%
*   Dominion Diamond Corp.                                     8,601   90,827             0.0%
    Dorel Industries, Inc. Class B                             2,447   62,223             0.0%
#*  Dundee Precious Metals, Inc.                              11,518   15,239             0.0%
    Eldorado Gold Corp.(2307873)                              42,001  146,792             0.1%
    Eldorado Gold Corp.(284902103)                             7,243   25,351             0.0%
#   Emera, Inc.                                                1,300   42,591             0.0%
    Empire Co., Ltd.                                           7,590  158,986             0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
CANADA -- (Continued)
#   Enbridge Income Fund Holdings, Inc.                        9,100 $223,672             0.1%
    Enbridge, Inc.(29250N105)                                  6,108  260,751             0.1%
    Enbridge, Inc.(2466149)                                    1,500   64,114             0.0%
    Encana Corp.                                              66,519  507,540             0.1%
#*  Endeavour Mining Corp.                                    38,500   20,021             0.0%
#*  Endeavour Silver Corp.(2980003)                            5,300    8,755             0.0%
*   Endeavour Silver Corp.(29258Y103)                          4,949    8,166             0.0%
#   EnerCare, Inc.                                             9,400  109,772             0.0%
    Enerflex, Ltd.                                             6,882   66,420             0.0%
*   Energy Fuels, Inc.                                         2,154    5,864             0.0%
    Enerplus Corp.                                            11,838   55,757             0.0%
    Enghouse Systems, Ltd.                                       577   26,313             0.0%
    Ensign Energy Services, Inc.                              11,798   74,166             0.0%
#*  Epsilon Energy, Ltd.                                       5,703   11,776             0.0%
    Equitable Group, Inc.                                      1,307   57,993             0.0%
*   Essential Energy Services Trust                           19,400   10,089             0.0%
    Evertz Technologies, Ltd.                                  1,400   16,842             0.0%
    Exchange Income Corp.                                        200    3,796             0.0%
    Exco Technologies, Ltd.                                    2,011   22,423             0.0%
#   Extendicare, Inc.                                          6,349   41,708             0.0%
    Fairfax Financial Holdings, Ltd.                           1,247  614,078             0.2%
    Fiera Capital Corp.                                        2,526   22,544             0.0%
    Finning International, Inc.                               14,850  237,355             0.1%
    First Capital Realty, Inc.                                 3,615   53,550             0.0%
*   First Majestic Silver Corp.(32076V103)                     7,108   23,527             0.0%
#*  First Majestic Silver Corp.(2833583)                       2,169    7,166             0.0%
    First Quantum Minerals, Ltd.                              19,195  102,464             0.0%
*   FirstService Corp.                                         1,720   60,544             0.0%
#   Fortis, Inc.                                               3,919  113,440             0.0%
*   Fortuna Silver Mines, Inc.(2383033)                        7,299   19,035             0.0%
*   Fortuna Silver Mines, Inc.(349915108)                      1,312    3,424             0.0%
#   Genworth MI Canada, Inc.                                   2,642   65,323             0.0%
    George Weston, Ltd.                                        2,634  221,823             0.1%
    Gibson Energy, Inc.                                        9,592  127,859             0.0%
    Gildan Activewear, Inc.                                    3,004   86,305             0.0%
    Gluskin Sheff + Associates, Inc.                           1,400   23,747             0.0%
    GMP Capital, Inc.                                          5,000   15,601             0.0%
    Goldcorp, Inc.                                            23,406  300,065             0.1%
#*  Golden Star Resources, Ltd.                               12,402    2,608             0.0%
*   Gran Tierra Energy, Inc.(38500T101)                        2,706    6,494             0.0%
*   Gran Tierra Energy, Inc.(B2PPCS5)                         19,431   46,958             0.0%
    Granite Oil Corp.                                          1,933   11,014             0.0%
*   Great Panther Silver, Ltd.                                   753      420             0.0%
    Great-West Lifeco, Inc.                                    4,512  119,598             0.0%
*   Heroux-Devtek, Inc.                                        2,214   20,657             0.0%
    High Liner Foods, Inc.                                     1,650   16,265             0.0%
#   Horizon North Logistics, Inc.                             10,800   18,584             0.0%
    HudBay Minerals, Inc.(B05BDX1)                             3,724   19,338             0.0%
    HudBay Minerals, Inc.(B05BQ98)                            19,343  100,777             0.0%
    Hudson's Bay Co.                                           9,000  156,447             0.1%
#   Husky Energy, Inc.                                        11,600  156,754             0.1%
*   IAMGOLD Corp.(2446646)                                    39,525   71,336             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
CANADA -- (Continued)
*   IAMGOLD Corp.(450913108)                                   4,292 $    7,726             0.0%
#   IGM Financial, Inc.                                        2,600     75,161             0.0%
*   IMAX Corp.                                                 4,098    157,322             0.1%
#*  Imperial Metals Corp.                                      1,400      8,480             0.0%
    Imperial Oil, Ltd.                                        11,227    373,298             0.1%
#   Industrial Alliance Insurance & Financial Services, Inc.   6,818    223,686             0.1%
#   Innergex Renewable Energy, Inc.                            6,245     50,529             0.0%
    Intact Financial Corp.                                     2,096    149,698             0.1%
    Inter Pipeline, Ltd.                                       3,690     69,138             0.0%
*   Interfor Corp.                                             6,340     60,219             0.0%
    Intertape Polymer Group, Inc.                              6,800     76,341             0.0%
#*  Ithaca Energy, Inc.                                       13,625      9,378             0.0%
    Jean Coutu Group PJC, Inc. (The) Class A                   1,600     24,387             0.0%
#   Just Energy Group, Inc.(B63MCN1)                          12,596     92,572             0.0%
    Just Energy Group, Inc.(B693818)                           4,023     29,569             0.0%
    K-Bro Linen, Inc.                                            600     23,126             0.0%
*   Kelt Exploration, Ltd.                                     2,720     10,006             0.0%
#   Keyera Corp.                                               2,971     91,679             0.0%
#   Killam Properties, Inc.                                    3,100     24,680             0.0%
*   Kinross Gold Corp.(B03Z841)                               16,454     33,094             0.0%
*   Kinross Gold Corp.(496902404)                             27,330     54,933             0.0%
*   Kirkland Lake Gold, Inc.                                   9,317     39,545             0.0%
*   Knight Therapeutics, Inc.                                    400      2,383             0.0%
*   Lake Shore Gold Corp.                                     42,005     37,264             0.0%
    Laurentian Bank of Canada                                  3,246    131,493             0.0%
    Leon's Furniture, Ltd.                                     1,806     19,543             0.0%
#   Lightstream Resources, Ltd.                               18,784      5,459             0.0%
    Linamar Corp.                                              3,250    188,871             0.1%
    Loblaw Cos., Ltd.                                          5,184    273,177             0.1%
#   Long Run Exploration, Ltd.                                 7,084      1,761             0.0%
    Lucara Diamond Corp.                                      35,089     44,277             0.0%
*   Lundin Mining Corp.                                       53,256    179,611             0.1%
    MacDonald Dettwiler & Associates, Ltd.                     2,200    131,132             0.0%
    Magellan Aerospace Corp.                                     993     13,183             0.0%
    Magna International, Inc.                                  6,398    337,367             0.1%
*   Mainstreet Equity Corp.                                      500     12,431             0.0%
    Major Drilling Group International, Inc.                   6,620     21,010             0.0%
    Mandalay Resources Corp.                                  36,500     22,610             0.0%
#   Manitoba Telecom Services, Inc.                            2,564     56,335             0.0%
    Manulife Financial Corp.                                  35,723    592,645             0.2%
    Maple Leaf Foods, Inc.                                     7,700    122,425             0.0%
    Martinrea International, Inc.                              9,605     81,462             0.0%
    Mediagrif Interactive Technologies, Inc.                     800     10,248             0.0%
    Medical Facilities Corp.                                   5,950     76,764             0.0%
*   MEG Energy Corp.                                           4,243     35,304             0.0%
    Melcor Developments, Ltd.                                    200      2,340             0.0%
    Methanex Corp.                                             8,906    355,617             0.1%
    Metro, Inc.                                               37,277  1,065,912             0.3%
*   Mitel Networks Corp.                                       7,900     61,806             0.0%
    Morneau Shepell, Inc.                                      6,900     81,633             0.0%
    MTY Food Group, Inc.                                         700     16,231             0.0%
#   Mullen Group, Ltd.                                         8,291    110,707             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
CANADA -- (Continued)
    National Bank of Canada                                   21,548 $  713,707             0.2%
    Nevsun Resources, Ltd.                                    20,561     61,482             0.0%
#   New Flyer Industries, Inc.                                 7,176    104,051             0.0%
*   New Gold, Inc.(2826947)                                   19,898     49,304             0.0%
*   New Gold, Inc.(644535106)                                  4,011      9,827             0.0%
    Newalta Corp.                                              5,173     29,513             0.0%
    Norbord, Inc.                                              2,757     52,098             0.0%
    North American Energy Partners, Inc.                       2,400      5,400             0.0%
    North West Co., Inc. (The)                                 1,084     24,041             0.0%
#   Northland Power, Inc.                                      4,864     62,864             0.0%
*   NuVista Energy, Ltd.                                      11,296     39,911             0.0%
    OceanaGold Corp.                                          29,190     55,808             0.0%
    Onex Corp.                                                 3,400    206,143             0.1%
    Open Text Corp.                                            1,994     92,522             0.0%
    Osisko Gold Royalties, Ltd.                                4,227     43,903             0.0%
#   Pacific Exploration and Production Corp.                  22,765     44,395             0.0%
*   Painted Pony Petroleum, Ltd.                               8,100     27,628             0.0%
    Pan American Silver Corp.                                 18,080    136,866             0.0%
*   Paramount Resources, Ltd. Class A                            500      5,059             0.0%
*   Parex Resources, Inc.                                     13,430    100,859             0.0%
#   Parkland Fuel Corp.                                        7,400    128,747             0.0%
    Pason Systems, Inc.                                        4,298     63,241             0.0%
    Pembina Pipeline Corp.                                     4,402    110,578             0.0%
    Pengrowth Energy Corp.(70706P104)                          4,002      3,974             0.0%
#   Pengrowth Energy Corp.(B67M828)                           19,823     19,405             0.0%
    Penn West Petroleum, Ltd.                                 20,635     24,143             0.0%
*   Performance Sports Group, Ltd.                             1,200     13,766             0.0%
#   Peyto Exploration & Development Corp.                      9,128    188,480             0.1%
    PHX Energy Services Corp.                                  3,238      6,364             0.0%
    Pizza Pizza Royalty Corp.                                  2,400     25,109             0.0%
    Potash Corp. of Saskatchewan, Inc.                         9,791    198,072             0.1%
    Precision Drilling Corp.(B5YPLH9)                          6,700     26,644             0.0%
    Precision Drilling Corp.(74022D308)                       19,847     78,396             0.0%
#   Premium Brands Holdings Corp.                              1,450     38,113             0.0%
*   Primero Mining Corp.(B4Z8FV2)                             16,100     37,061             0.0%
*   Primero Mining Corp.(74164W106)                            9,167     20,992             0.0%
    Progressive Waste Solutions, Ltd.                         10,870    261,424             0.1%
#   Pulse Seismic, Inc.                                        4,200      7,420             0.0%
    Quebecor, Inc. Class B                                     1,550     36,498             0.0%
    Reitmans Canada, Ltd. Class A                              5,200     19,327             0.0%
    Richelieu Hardware, Ltd.                                     936     49,198             0.0%
*   Richmont Mines, Inc.                                       8,853     26,946             0.0%
    Ritchie Bros Auctioneers, Inc.                             2,701     70,145             0.0%
*   RMP Energy, Inc.                                           7,017      9,606             0.0%
*   Rock Energy, Inc.                                          4,000      4,466             0.0%
#   Rocky Mountain Dealerships, Inc.                           3,078     16,101             0.0%
    Rogers Communications, Inc. Class B                        4,076    162,225             0.1%
#   Rogers Sugar, Inc.                                         6,720     20,865             0.0%
    RONA, Inc.                                                12,696    132,533             0.0%
    Royal Bank of Canada                                      27,345  1,554,016             0.4%
#   Russel Metals, Inc.                                        6,896    107,585             0.0%
#*  Sandstorm Gold, Ltd.                                       4,900     12,853             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
CANADA -- (Continued)
*   Sandvine Corp.                                             6,606 $   13,539             0.0%
    Saputo, Inc.                                               8,150    194,339             0.1%
#   Savanna Energy Services Corp.                              8,000      7,097             0.0%
*   Sears Canada, Inc.                                         1,813     12,492             0.0%
    Secure Energy Services, Inc.                               2,358     15,671             0.0%
*   SEMAFO, Inc.                                              49,798    113,108             0.0%
    Shaw Communications, Inc. Class B                         10,419    216,194             0.1%
    ShawCor, Ltd.                                              3,870     82,129             0.0%
    Sherritt International Corp.                              24,429     15,320             0.0%
    Sienna Senior Living, Inc.                                 4,500     59,743             0.0%
#*  Sierra Wireless, Inc.                                      1,995     49,715             0.0%
*   Silver Standard Resources, Inc.                            7,380     50,922             0.0%
    Silver Wheaton Corp.                                      10,507    142,790             0.0%
#   SNC-Lavalin Group, Inc.                                   13,010    416,985             0.1%
*   Solium Capital, Inc.                                       1,700      9,907             0.0%
#   Sprott, Inc.                                              11,800     23,282             0.0%
    Stantec, Inc.                                              5,203    130,543             0.0%
    Stella-Jones, Inc.                                         2,600     95,681             0.0%
    Stuart Olson, Inc.                                         1,300      6,114             0.0%
#   Student Transportation, Inc.(B1FQZ15)                      5,999     24,912             0.0%
    Student Transportation, Inc.(86388A108)                      700      2,919             0.0%
    Sun Life Financial, Inc.                                  11,897    401,048             0.1%
    Suncor Energy, Inc.                                       71,552  2,127,241             0.5%
*   SunOpta, Inc.(8676EP108)                                   1,100      5,918             0.0%
*   SunOpta, Inc.(2817510)                                     1,492      8,021             0.0%
#   Superior Plus Corp.                                       14,414    117,728             0.0%
#   Surge Energy, Inc.                                        19,225     43,225             0.0%
#*  TAG Oil, Ltd.                                              1,089        566             0.0%
*   Taseko Mines, Ltd.                                        11,862      5,987             0.0%
    Teck Resources, Ltd. Class B                              19,154    112,434             0.0%
    TELUS Corp.                                                2,698     90,043             0.0%
#*  Tembec, Inc.                                               7,455      6,614             0.0%
#*  Teranga Gold Corp.                                        57,500     23,746             0.0%
*   Thompson Creek Metals Co., Inc.(2439806)                   9,099      4,384             0.0%
*   Thompson Creek Metals Co., Inc.(884768102)                 6,318      2,969             0.0%
    Thomson Reuters Corp.                                      4,105    168,387             0.1%
*   Timmins Gold Corp.                                        18,699      3,861             0.0%
    TMX Group, Ltd.                                              905     31,927             0.0%
    TORC Oil & Gas, Ltd.                                       9,081     46,044             0.0%
    Toromont Industries, Ltd.                                 10,142    263,943             0.1%
    Toronto-Dominion Bank (The)                               29,506  1,210,336             0.3%
    Torstar Corp. Class B                                      2,714      8,406             0.0%
    Total Energy Services, Inc.                                1,600     17,950             0.0%
*   Tourmaline Oil Corp.                                      10,103    210,243             0.1%
    TransAlta Corp.                                           31,016    143,914             0.0%
#   TransAlta Renewables, Inc.                                 2,500     19,310             0.0%
    TransCanada Corp.                                          6,706    225,255             0.1%
    Transcontinental, Inc. Class A                            10,852    167,228             0.1%
    TransForce, Inc.                                           8,477    165,832             0.1%
    TransGlobe Energy Corp.(2470548)                           1,000      2,723             0.0%
    TransGlobe Energy Corp.(893662106)                           500      1,360             0.0%
#*  Trican Well Service, Ltd.                                  4,500      2,994             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------ ----------- ---------------
CANADA -- (Continued)
#   Trilogy Energy Corp.                                       4,600 $    15,479             0.0%
    Trinidad Drilling, Ltd.                                    9,718      16,870             0.0%
*   Turquoise Hill Resources, Ltd.(900435108)                  3,396       9,237             0.0%
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)                   24,599      66,596             0.0%
#   Twin Butte Energy, Ltd.                                   13,668       2,979             0.0%
    Uni-Select, Inc.                                           1,000      49,556             0.0%
    Valener, Inc.                                              1,400      18,019             0.0%
#   Veresen, Inc.                                             16,104     140,153             0.0%
    Vermilion Energy, Inc.(923725105)                          2,873     101,216             0.0%
#   Vermilion Energy, Inc.(B607XS1)                            2,700      95,004             0.0%
#   Wajax Corp.                                                  900      16,512             0.0%
    West Fraser Timber Co., Ltd.                               4,144     146,637             0.1%
    Western Energy Services Corp.                              7,800      24,636             0.0%
    Western Forest Products, Inc.                             19,614      28,950             0.0%
    Westjet Airlines, Ltd.                                     1,307      24,189             0.0%
    Westshore Terminals Investment Corp.                       2,100      35,027             0.0%
    Whistler Blackcomb Holdings, Inc.                          2,401      37,036             0.0%
#   Whitecap Resources, Inc.                                  20,655     183,393             0.1%
    Wi-Lan, Inc.                                              13,600      25,274             0.0%
    Winpak, Ltd.                                               1,378      41,637             0.0%
    WSP Global, Inc.                                           6,600     229,758             0.1%
    Yamana Gold, Inc.(2219279)                                 6,498      14,213             0.0%
    Yamana Gold, Inc.(98462Y100)                              14,406      31,549             0.0%
*   Yellow Pages, Ltd.                                         1,629      21,091             0.0%
#   Zargon Oil & Gas, Ltd.                                       600         629             0.0%
    ZCL Composites, Inc.                                       2,626      12,451             0.0%
                                                                     -----------             ---
TOTAL CANADA                                                          38,863,719             9.2%
                                                                     -----------             ---
CHINA -- (0.0%)
    Nexteer Automotive Group, Ltd.                            32,000      33,976             0.0%
                                                                     -----------             ---
DENMARK -- (1.4%)
    ALK-Abello A.S.                                              379      41,224             0.0%
    Alm Brand A.S.                                             9,122      51,677             0.0%
    Ambu A.S. Class B                                          2,772      75,109             0.0%
#*  Bang & Olufsen A.S.                                        2,210      14,538             0.0%
    BankNordik P/F                                               549      11,409             0.0%
*   Bavarian Nordic A.S.                                       1,841      73,667             0.0%
    Chr Hansen Holding A.S.                                    6,353     381,707             0.1%
    Coloplast A.S. Class B                                     1,093      78,395             0.0%
#*  D/S Norden A.S.                                            2,616      52,161             0.0%
    Danske Bank A.S.                                          11,281     310,381             0.1%
    DFDS A.S.                                                  3,420     103,867             0.0%
    DSV A.S.                                                  14,670     595,298             0.1%
#   FLSmidth & Co. A.S.                                        4,353     164,782             0.0%
*   Genmab A.S.                                                3,073     303,246             0.1%
    GN Store Nord A.S.                                        12,229     223,053             0.1%
*   H Lundbeck A.S.                                            5,422     159,281             0.0%
    IC Group A.S.                                                908      25,000             0.0%
*   Jyske Bank A.S.                                            5,213     254,288             0.1%
    NKT Holding A.S.                                           2,444     133,005             0.0%
    Novozymes A.S. Class B                                     6,091     282,361             0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
DENMARK -- (Continued)
    Pandora A.S.                                               5,781 $  667,112             0.2%
    PER Aarsleff A.S. Class B                                    239     80,207             0.0%
    Ringkjoebing Landbobank A.S.                                 256     54,832             0.0%
    Rockwool International A.S. Class B                          704    110,300             0.0%
*   Santa Fe Group A.S.                                        1,591     12,643             0.0%
    Schouw & Co.                                               1,501     78,435             0.0%
    SimCorp A.S.                                               4,141    203,174             0.1%
    Solar A.S. Class B                                           239     14,576             0.0%
    Spar Nord Bank A.S.                                        5,030     48,181             0.0%
    Sydbank A.S.                                               7,631    251,013             0.1%
    TDC A.S.                                                  63,051    329,624             0.1%
*   TK Development A.S.                                        5,396      6,568             0.0%
*   Topdanmark A.S.                                            6,592    175,414             0.0%
    Tryg A.S.                                                  3,115     55,980             0.0%
    United International Enterprises                             225     35,135             0.0%
    Vestas Wind Systems A.S.                                   6,548    381,776             0.1%
*   William Demant Holding A.S.                                2,217    192,608             0.1%
                                                                     ----------             ---
TOTAL DENMARK                                                         6,032,027             1.4%
                                                                     ----------             ---
FINLAND -- (1.4%)
    Aktia Bank Oyj                                             1,256     15,143             0.0%
    Amer Sports Oyj                                           12,781    358,706             0.1%
    Aspo Oyj                                                   3,410     26,742             0.0%
    BasWare Oyj                                                  260     10,759             0.0%
    Cargotec Oyj Class B                                       4,230    150,793             0.1%
    Caverion Corp.                                             5,866     51,073             0.0%
    Citycon Oyj                                               36,634     96,398             0.0%
    Cramo Oyj                                                  3,736     68,605             0.0%
    Elisa Oyj                                                 10,902    410,747             0.1%
#   F-Secure Oyj                                               5,330     15,922             0.0%
*   Finnair Oyj                                                5,464     22,592             0.0%
    Fiskars Oyj Abp                                            2,550     52,795             0.0%
    Fortum Oyj                                                24,226    363,290             0.1%
    HKScan Oyj Class A                                         4,861     19,562             0.0%
    Huhtamaki Oyj                                              8,873    313,033             0.1%
    Kemira Oyj                                                11,318    134,056             0.0%
    Kesko Oyj Class A                                          1,108     34,181             0.0%
    Kesko Oyj Class B                                          7,003    223,566             0.1%
#   Konecranes Oyj                                             5,858    157,042             0.1%
    Lassila & Tikanoja Oyj                                     4,444     85,978             0.0%
    Metsa Board Oyj                                           19,237    122,390             0.0%
    Metso Oyj                                                  8,943    218,944             0.1%
    Neste Oyj                                                 14,406    351,254             0.1%
    Nokian Renkaat Oyj                                        13,594    512,855             0.1%
*   Oriola-KD Oyj Class B                                      8,626     42,151             0.0%
#*  Outokumpu Oyj                                             20,833     70,742             0.0%
#   Outotec Oyj                                               18,535     63,752             0.0%
    PKC Group Oyj                                              2,540     46,751             0.0%
    Ponsse Oy                                                  1,526     29,225             0.0%
*   Poyry Oyj                                                    493      2,144             0.0%
    Raisio Oyj Class V                                        14,942     70,379             0.0%
    Ramirent Oyj                                               9,374     72,855             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
FINLAND -- (Continued)
    Sampo Oyj Class A                                         13,765 $  672,800             0.2%
    Sanoma Oyj                                                 8,774     38,465             0.0%
#*  Stockmann Oyj Abp Class B                                  3,309     25,780             0.0%
    Technopolis Oyj                                            5,409     21,833             0.0%
    Teleste Oyj                                                1,197     11,442             0.0%
    Tieto Oyj                                                  7,280    186,683             0.1%
    Tikkurila Oyj                                              1,512     27,754             0.0%
#   UPM-Kymmene Oyj                                           48,593    909,708             0.2%
    Uponor Oyj                                                 3,579     47,650             0.0%
    Vaisala Oyj Class A                                          133      3,555             0.0%
    YIT Oyj                                                   10,563     55,678             0.0%
                                                                     ----------             ---
TOTAL FINLAND                                                         6,215,773             1.5%
                                                                     ----------             ---
FRANCE -- (7.4%)
    Accor SA                                                   6,166    306,200             0.1%
    Aeroports de Paris                                           858    107,785             0.0%
    Air Liquide SA                                             2,967    383,832             0.1%
    Airbus Group SE                                            5,766    401,517             0.1%
    Akka Technologies                                          1,415     39,029             0.0%
    Albioma SA                                                 2,563     41,666             0.0%
    Alten SA                                                   2,540    131,669             0.0%
    Altran Technologies SA                                    14,393    179,429             0.1%
    April SA                                                   1,193     16,919             0.0%
    Arkema SA                                                  6,460    472,088             0.1%
    Assystem                                                     402      8,393             0.0%
    Atos SE                                                    8,925    710,488             0.2%
    AXA SA                                                    44,722  1,193,546             0.3%
    Axway Software SA                                            579     15,429             0.0%
    Beneteau SA                                                  497      7,537             0.0%
    BioMerieux                                                 1,413    164,153             0.0%
    BNP Paribas SA                                            19,144  1,160,073             0.3%
    Boiron SA                                                    620     54,806             0.0%
    Bonduelle SCA                                              1,635     40,733             0.0%
    Bouygues SA                                               11,159    421,777             0.1%
    Bureau Veritas SA                                          4,554    102,856             0.0%
    Burelle SA                                                    39     28,734             0.0%
    Cap Gemini SA                                              2,555    227,180             0.1%
    Carrefour SA                                              20,411    665,112             0.2%
    Casino Guichard Perrachon SA                               3,489    200,460             0.1%
*   Cegedim SA                                                   334     11,819             0.0%
    Cegid Group SA                                               726     34,139             0.0%
*   CGG SA                                                     5,050     20,243             0.0%
    Chargeurs SA                                               1,522     13,034             0.0%
    Christian Dior SE                                            907    178,264             0.0%
#   Cie de Saint-Gobain                                       19,268    806,579             0.2%
    Cie des Alpes                                                975     18,144             0.0%
    Cie Generale des Etablissements Michelin                  13,928  1,385,499             0.3%
    CNP Assurances                                             8,710    124,241             0.0%
    Credit Agricole SA                                        16,288    205,725             0.1%
    Danone SA                                                  7,785    541,058             0.1%
    Dassault Systemes                                          1,398    110,286             0.0%
*   Derichebourg SA                                           13,919     42,716             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
FRANCE -- (Continued)
    Devoteam SA                                                  484 $ 15,729             0.0%
    Edenred                                                    7,756  142,407             0.0%
    Eiffage SA                                                 5,103  317,925             0.1%
    Electricite de France SA                                  11,210  208,366             0.1%
    Engie SA                                                  50,437  882,688             0.2%
#*  Eramet                                                       319   12,585             0.0%
    Essilor International SA                                   4,416  579,659             0.1%
*   Esso SA Francaise                                            343   19,665             0.0%
#*  Etablissements Maurel et Prom                              6,911   24,861             0.0%
    Euler Hermes Group                                         1,255  117,787             0.0%
    Eurofins Scientific SE                                       554  200,403             0.1%
    Eutelsat Communications SA                                13,912  458,533             0.1%
    Faiveley Transport SA                                        228   24,049             0.0%
    Faurecia                                                   7,372  291,404             0.1%
    Fimalac                                                      134   12,046             0.0%
*   GameLoft SE                                                5,602   31,943             0.0%
    GL Events                                                    728   13,872             0.0%
    Groupe Crit                                                  361   19,566             0.0%
    Groupe Eurotunnel SE                                      12,743  178,379             0.1%
*   Groupe Fnac SA                                             1,250   80,990             0.0%
#   Groupe Gorge                                                 802   20,494             0.0%
    Guerbet                                                      417   28,284             0.0%
    Haulotte Group SA                                          1,255   17,764             0.0%
    Hermes International                                         269  103,470             0.0%
*   Hi-Media SA                                                  447    1,956             0.0%
*   Hipay Group SA                                               608    6,204             0.0%
    Iliad SA                                                     539  113,198             0.0%
    Imerys SA                                                  2,646  181,067             0.1%
    Ingenico Group SA                                          2,280  268,702             0.1%
    Interparfums SA                                              298    7,623             0.0%
    Ipsen SA                                                   2,225  140,326             0.0%
    IPSOS                                                      3,592   72,865             0.0%
    Jacquet Metal Service                                      1,075   15,674             0.0%
    JCDecaux SA                                                3,264  132,577             0.0%
    Kering                                                     2,589  478,821             0.1%
    Korian SA                                                  3,628  137,142             0.0%
    L'Oreal SA                                                 1,905  347,290             0.1%
    Lagardere SCA                                             10,522  306,142             0.1%
*   Le Noble Age                                                 495   11,751             0.0%
    Lectra                                                     1,033   12,187             0.0%
    Legrand SA                                                 6,938  380,230             0.1%
    LISI                                                       2,076   50,679             0.0%
    LVMH Moet Hennessy Louis Vuitton SE                        3,910  727,923             0.2%
    Manitou BF SA                                              1,257   17,374             0.0%
    Mersen                                                     1,444   27,091             0.0%
#*  METabolic EXplorer SA                                      2,577   12,837             0.0%
    Metropole Television SA                                    4,186   80,521             0.0%
    MGI Coutier                                                1,593   28,440             0.0%
    Montupet                                                     892   69,928             0.0%
    Natixis SA                                                29,169  178,558             0.1%
#*  Naturex                                                      514   36,154             0.0%
    Neopost SA                                                 3,101   77,043             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
FRANCE -- (Continued)
*   Nexans SA                                                  3,247 $  129,071             0.0%
    Nexity SA                                                  3,074    136,025             0.0%
    NextRadioTV                                                  730     28,684             0.0%
*   NRJ Group                                                    384      3,564             0.0%
*   Numericable-SFR SAS                                          772     34,884             0.0%
    Oeneo SA                                                   1,764     12,422             0.0%
    Orange SA                                                 79,376  1,399,533             0.3%
    Orpea                                                      1,724    138,305             0.0%
*   Parrot SA                                                    437     19,767             0.0%
*   Peugeot SA                                                40,786    716,589             0.2%
*   Pierre & Vacances SA                                         700     19,159             0.0%
    Plastic Omnium SA                                          6,824    196,975             0.1%
    PSB Industries SA                                            175     10,466             0.0%
    Publicis Groupe SA                                         5,089    329,641             0.1%
    Rallye SA                                                  2,374     43,898             0.0%
    Rexel SA                                                  21,316    290,917             0.1%
    Rothschild & Co.                                             163      4,674             0.0%
    Rubis SCA                                                  2,520    201,976             0.1%
    Saft Groupe SA                                             2,924     75,367             0.0%
    Savencia SA                                                  249     15,523             0.0%
    SCOR SE                                                   12,774    474,971             0.1%
    SEB SA                                                     2,330    236,648             0.1%
    SES SA                                                     6,829    201,492             0.1%
    Societe BIC SA                                               972    154,896             0.0%
    Societe Generale SA                                       18,496    859,013             0.2%
    Societe Television Francaise 1                             8,654    111,175             0.0%
    Sodexo SA                                                  2,902    257,964             0.1%
#*  SOITEC                                                    20,285     16,474             0.0%
#   Solocal Group                                              2,652     21,564             0.0%
    Somfy SA                                                     112     35,004             0.0%
    Sopra Steria Group                                         1,416    161,019             0.0%
#*  Ste Industrielle d'Aviation Latecoere SA                   9,368     42,682             0.0%
    Stef SA                                                      571     42,057             0.0%
    STMicroelectronics NV(5962332)                            48,462    333,916             0.1%
    STMicroelectronics NV(2430025)                             3,197     22,027             0.0%
*   Store Electronic                                             567      8,385             0.0%
    Suez Environnement Co.                                     9,586    182,017             0.1%
    Synergie SA                                                1,688     45,162             0.0%
    Technicolor SA                                            16,799    113,609             0.0%
    Technip SA                                                 9,631    501,869             0.1%
    Teleperformance                                            5,280    414,379             0.1%
    Tessi SA                                                     127     15,989             0.0%
    Thermador Groupe                                             236     22,038             0.0%
    Total Gabon                                                   46      9,152             0.0%
    Total SA                                                  74,084  3,582,615             0.9%
    Total SA Sponsored ADR                                     1,765     85,126             0.0%
    Trigano SA                                                 1,173     56,399             0.0%
*   UBISOFT Entertainment                                     13,304    398,605             0.1%
    Union Financiere de France BQE SA                            410     11,592             0.0%
    Valeo SA                                                   3,128    483,042             0.1%
#   Vallourec SA                                               8,005     88,610             0.0%
    Veolia Environnement SA                                   11,422    265,336             0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
FRANCE -- (Continued)
    Veolia Environnement SA ADR                                 1,130 $    26,273             0.0%
    Vicat                                                         986      63,171             0.0%
    Vilmorin & Cie SA                                             609      42,885             0.0%
    Vinci SA                                                   12,445     837,875             0.2%
    Virbac SA                                                     188      37,454             0.0%
    Vivendi SA                                                 16,870     405,838             0.1%
    Zodiac Aerospace                                            9,481     239,175             0.1%
                                                                      -----------             ---
TOTAL FRANCE                                                           33,011,268             7.8%
                                                                      -----------             ---
GERMANY -- (6.1%)
    Aareal Bank AG                                              6,098     232,322             0.1%
    Adidas AG                                                   7,151     640,862             0.2%
    Adler Modemaerkte AG                                        1,392      15,979             0.0%
*   ADVA Optical Networking SE                                  3,274      35,441             0.0%
#*  AIXTRON SE                                                  2,254      14,343             0.0%
    Allianz SE                                                  8,175   1,431,179             0.4%
    Amadeus Fire AG                                               412      34,373             0.0%
    Aurubis AG                                                  3,477     232,263             0.1%
    Axel Springer SE                                            2,692     151,290             0.0%
    BASF SE                                                    27,351   2,240,699             0.5%
    Bayerische Motoren Werke AG                                14,538   1,489,103             0.4%
#   BayWa AG                                                    1,484      50,232             0.0%
    Bechtle AG                                                  1,113     102,726             0.0%
    Bertrandt AG                                                  281      32,957             0.0%
    Bijou Brigitte AG                                             354      19,660             0.0%
#   Bilfinger SE                                                1,770      79,326             0.0%
    Biotest AG                                                  1,074      16,192             0.0%
#   Borussia Dortmund GmbH & Co. KGaA                           7,877      35,068             0.0%
    Brenntag AG                                                 6,086     367,493             0.1%
    CANCOM SE                                                     931      36,521             0.0%
    Carl Zeiss Meditec AG                                       2,414      70,709             0.0%
    CENIT AG                                                      720      14,222             0.0%
    CENTROTEC Sustainable AG                                    1,427      22,792             0.0%
    Cewe Stiftung & Co. KGAA                                      784      47,154             0.0%
    Comdirect Bank AG                                           2,126      25,727             0.0%
*   Commerzbank AG                                             28,133     309,399             0.1%
    CompuGroup Medical AG                                       1,461      43,050             0.0%
    Continental AG                                              1,630     391,411             0.1%
*   CropEnergies AG                                             3,497      21,620             0.0%
    CTS Eventim AG & Co. KGaA                                   2,751     107,673             0.0%
#   Delticom AG                                                   534      12,322             0.0%
#   Deutsche Bank AG                                           26,499     740,647             0.2%
    Deutsche Boerse AG                                          3,737     344,568             0.1%
    Deutsche Telekom AG                                       109,639   2,053,712             0.5%
    Deutsche Wohnen AG                                         14,525     409,445             0.1%
*   Dialog Semiconductor P.L.C.                                 5,119     189,376             0.1%
    DMG Mori AG                                                 5,319     211,191             0.1%
    Dr Hoenle AG                                                  513      14,123             0.0%
    Draegerwerk AG & Co. KGaA                                     215      13,780             0.0%
    Drillisch AG                                                2,707     139,601             0.0%
    Duerr AG                                                    1,547     128,808             0.0%
    E.ON SE                                                    43,874     462,834             0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
GERMANY -- (Continued)
    Eckert & Ziegler AG                                          144 $  3,037             0.0%
    Elmos Semiconductor AG                                     1,399   20,734             0.0%
    ElringKlinger AG                                           3,323   74,353             0.0%
*   Euromicron AG                                                463    4,290             0.0%
*   Evotec AG                                                  4,707   20,511             0.0%
    Fielmann AG                                                1,526  106,833             0.0%
    Fraport AG Frankfurt Airport Services Worldwide            2,806  177,908             0.1%
    Freenet AG                                                 9,137  308,225             0.1%
    Fresenius Medical Care AG & Co. KGaA                       5,967  537,075             0.1%
    Fuchs Petrolub SE                                          1,547   64,035             0.0%
    GEA Group AG                                               4,613  184,869             0.1%
    Gerresheimer AG                                            3,788  295,369             0.1%
#   Gerry Weber International AG                               1,999   32,545             0.0%
    Gesco AG                                                      44    3,118             0.0%
    GFK SE                                                     1,682   61,982             0.0%
#   GFT Technologies SE                                        1,156   34,092             0.0%
#   Grammer AG                                                 1,462   38,989             0.0%
*   H&R AG                                                     3,048   27,539             0.0%
    Hamburger Hafen und Logistik AG                            2,912   42,120             0.0%
    Hannover Rueck SE                                          2,378  274,921             0.1%
    HeidelbergCement AG                                        4,706  350,454             0.1%
#*  Heidelberger Druckmaschinen AG                            32,271   92,643             0.0%
    Henkel AG & Co. KGaA                                         955   88,149             0.0%
    Hochtief AG                                                2,488  231,465             0.1%
    Hornbach Baumarkt AG                                         657   23,474             0.0%
    Hugo Boss AG                                               2,770  284,829             0.1%
    Indus Holding AG                                           1,784   83,044             0.0%
    Infineon Technologies AG                                  37,870  466,480             0.1%
    Isra Vision AG                                               295   17,561             0.0%
    Jenoptik AG                                                4,255   68,804             0.0%
    K+S AG                                                    11,836  298,780             0.1%
#   Kloeckner & Co. SE                                         9,815   87,429             0.0%
*   Koenig & Bauer AG                                          1,058   33,179             0.0%
#*  Kontron AG                                                 4,757   16,204             0.0%
    Krones AG                                                  1,097  131,941             0.0%
#   KUKA AG                                                    1,446  122,198             0.0%
    KWS Saat SE                                                  192   62,078             0.0%
    Lanxess AG                                                 7,497  402,310             0.1%
    Leifheit AG                                                  196   10,144             0.0%
    Leoni AG                                                   3,806  155,469             0.1%
    Linde AG                                                   3,313  574,658             0.1%
#*  Manz AG                                                      224   10,340             0.0%
    Metro AG                                                  17,175  528,401             0.1%
    MLP AG                                                     1,362    5,919             0.0%
    MTU Aero Engines AG                                        5,204  481,415             0.1%
    Muenchener Rueckversicherungs-Gesellschaft AG              2,889  576,049             0.2%
    Nemetschek AG                                              1,564   67,410             0.0%
*   Nordex SE                                                  3,624  118,375             0.0%
    Norma Group SE                                             3,278  168,105             0.1%
    OHB SE                                                       906   19,138             0.0%
    Osram Licht AG                                             6,432  377,971             0.1%
*   Patrizia Immobilien AG                                     3,515   96,638             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
GERMANY -- (Continued)
    Pfeiffer Vacuum Technology AG                                 919 $   114,445             0.0%
#   PNE Wind AG                                                 5,986      15,566             0.0%
    Puma SE                                                       253      56,617             0.0%
*   QIAGEN NV(5732825)                                         15,308     371,121             0.1%
*   QIAGEN NV(2437907)                                            526      12,713             0.0%
#   QSC AG                                                      4,310       7,555             0.0%
#   R Stahl AG                                                    573      18,291             0.0%
    Rational AG                                                   193      76,590             0.0%
    RWE AG                                                     29,856     414,917             0.1%
    SAF-Holland SA                                              3,516      51,317             0.0%
    Salzgitter AG                                               4,229     121,952             0.0%
    SAP SE                                                      5,846     460,870             0.1%
    SAP SE Sponsored ADR                                          555      43,684             0.0%
#   Schaltbau Holding AG                                          622      34,637             0.0%
#*  SGL Carbon SE                                               3,213      58,948             0.0%
    SHW AG                                                        419      10,969             0.0%
    Siemens AG                                                 14,033   1,409,533             0.3%
#*  Singulus Technologies AG                                    3,636       2,293             0.0%
    Sixt SE                                                     1,438      80,202             0.0%
*   SMA Solar Technology AG                                     1,104      53,221             0.0%
    Softing AG                                                    978      12,659             0.0%
    Software AG                                                 3,424      99,484             0.0%
#*  Solarworld AG                                                  19         287             0.0%
    Stada Arzneimittel AG                                       7,476     284,404             0.1%
    Stroeer SE                                                  1,459      92,056             0.0%
#   Suedzucker AG                                               9,880     184,385             0.1%
    Surteco SE                                                    767      14,973             0.0%
#*  Suss Microtec AG                                            1,897      14,397             0.0%
    Symrise AG                                                  4,066     267,610             0.1%
    Takkt AG                                                    3,803      70,624             0.0%
*   Talanx AG                                                   3,755     120,320             0.0%
    Technotrans AG                                                778      15,244             0.0%
    Telefonica Deutschland Holding AG                          23,268     149,791             0.0%
    ThyssenKrupp AG                                             9,025     181,853             0.1%
*   Tom Tailor Holding AG                                       1,823      12,081             0.0%
#*  Tomorrow Focus AG                                           2,016       7,392             0.0%
    United Internet AG                                          4,906     254,734             0.1%
*   Vossloh AG                                                    822      60,407             0.0%
    VTG AG                                                      1,400      45,678             0.0%
    Wacker Chemie AG                                            1,788     156,909             0.1%
    Wacker Neuson SE                                            3,055      42,483             0.0%
    Washtec AG                                                  1,577      49,115             0.0%
    Wincor Nixdorf AG                                           1,995     102,326             0.0%
    XING AG                                                       115      22,700             0.0%
                                                                      -----------             ---
TOTAL GERMANY                                                          27,073,145             6.4%
                                                                      -----------             ---
HONG KONG -- (2.7%)
    AIA Group, Ltd.                                           232,600   1,362,315             0.3%
    APT Satellite Holdings, Ltd.                               40,750      40,143             0.0%
    Asia Satellite Telecommunications Holdings, Ltd.            3,000       4,460             0.0%
#   ASM Pacific Technology, Ltd.                               19,300     137,042             0.0%
    Aupu Group Holding Co., Ltd.                               72,000      19,263             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
HONG KONG -- (Continued)
    Bank of East Asia, Ltd.                                    60,453 $226,268             0.1%
    BOC Hong Kong Holdings, Ltd.                              102,500  327,763             0.1%
#   Bonjour Holdings, Ltd.                                    234,000    9,189             0.0%
#*  Brightoil Petroleum Holdings, Ltd.                        172,000   61,214             0.0%
*   Burwill Holdings, Ltd.                                    460,000   17,150             0.0%
    Cafe de Coral Holdings, Ltd.                               16,000   54,119             0.0%
    Cathay Pacific Airways, Ltd.                               72,000  142,431             0.1%
    Cheung Kong Infrastructure Holdings, Ltd.                  13,000  121,018             0.0%
    Cheung Kong Property Holdings, Ltd.                        45,308  317,608             0.1%
    Chevalier International Holdings, Ltd.                      4,000    6,885             0.0%
*   China Energy Development Holdings, Ltd.                   412,000    8,185             0.0%
    Chinese Estates Holdings, Ltd.                              7,500   17,436             0.0%
    Chow Sang Sang Holdings International, Ltd.                31,000   60,226             0.0%
#   Chow Tai Fook Jewellery Group, Ltd.                        58,400   49,959             0.0%
    Chuang's Consortium International, Ltd.                   140,000   16,190             0.0%
    CITIC Telecom International Holdings, Ltd.                148,000   61,355             0.0%
#   CK Hutchison Holdings, Ltd.                                45,308  622,755             0.2%
    CK Life Sciences Int'l Holdings, Inc.                     244,000   22,905             0.0%
    CLP Holdings, Ltd.                                         23,000  200,691             0.1%
    CSI Properties, Ltd.                                      390,000   13,037             0.0%
    Dah Sing Banking Group, Ltd.                               32,928   62,398             0.0%
    Dah Sing Financial Holdings, Ltd.                          12,120   68,007             0.0%
    Emperor Watch & Jewellery, Ltd.                           520,000   13,782             0.0%
#   Esprit Holdings, Ltd.                                     174,900  194,919             0.1%
#   Fairwood Holdings, Ltd.                                     5,500   17,004             0.0%
#   Far East Consortium International, Ltd/HK                 146,938   53,617             0.0%
    First Pacific Co., Ltd.                                   218,000  149,454             0.1%
    Foxconn International Holdings, Ltd.                      201,000   96,123             0.0%
#   Future Bright Holdings, Ltd.                               48,000    5,671             0.0%
    G-Resources Group, Ltd.                                   831,600   18,583             0.0%
#*  GCL New Energy Holdings, Ltd.                             264,000   18,981             0.0%
    Get Nice Holdings, Ltd.                                   540,000   22,209             0.0%
#   Giordano International, Ltd.                              166,000   89,716             0.0%
*   Global Brands Group Holding, Ltd.                         288,000   59,710             0.0%
    Haitong International Securities Group, Ltd.              122,149   67,970             0.0%
    Hang Lung Group, Ltd.                                      68,000  247,430             0.1%
    Hang Lung Properties, Ltd.                                 98,000  240,041             0.1%
    Hang Seng Bank, Ltd.                                       17,500  320,151             0.1%
    Hanison Construction Holdings, Ltd.                        17,710    3,250             0.0%
    HKR International, Ltd.                                    72,800   32,422             0.0%
    Hong Kong & China Gas Co., Ltd.                            76,692  155,693             0.1%
    Hong Kong Aircraft Engineering Co., Ltd.                    3,200   25,986             0.0%
    Hong Kong Exchanges and Clearing, Ltd.                      9,277  242,054             0.1%
    Hongkong & Shanghai Hotels (The)                           24,000   27,260             0.0%
    Hongkong Chinese, Ltd.                                     30,000    5,199             0.0%
    Hopewell Holdings, Ltd.                                    38,000  137,117             0.0%
    Hsin Chong Construction Group, Ltd.                       202,000   23,983             0.0%
    Hutchison Telecommunications Hong Kong Holdings, Ltd.     190,000   69,617             0.0%
    Hysan Development Co., Ltd.                                21,000   93,011             0.0%
#*  Imagi International Holdings, Ltd.                        840,000   12,177             0.0%
*   International Standard Resources Holdings, Ltd.           500,000   10,124             0.0%
    IT, Ltd.                                                   56,000   17,100             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                               SHARES   VALUE++  OF NET ASSETS**
                                                              --------- -------- ---------------
HONG KONG -- (Continued)
    ITC Corp., Ltd.                                             190,000 $ 17,372             0.0%
    Johnson Electric Holdings, Ltd.                              34,875  127,418             0.0%
    K Wah International Holdings, Ltd.                           75,463   32,477             0.0%
#   Kerry Logistics Network, Ltd.                                44,000   65,443             0.0%
    Kerry Properties, Ltd.                                       55,000  162,454             0.1%
    Kowloon Development Co., Ltd.                                32,000   36,194             0.0%
    L'Occitane International SA                                  26,000   52,287             0.0%
    Lai Sun Development Co., Ltd.                             1,331,000   24,287             0.0%
    Li & Fung, Ltd.                                             336,000  272,815             0.1%
    Lifestyle International Holdings, Ltd.                       46,500   67,126             0.0%
    Lippo China Resources, Ltd.                                 210,000    8,242             0.0%
    Liu Chong Hing Investment, Ltd.                              16,000   18,901             0.0%
    Luk Fook Holdings International, Ltd.                        36,000   92,637             0.0%
    Magnificent Estates                                         102,000    2,870             0.0%
    Man Wah Holdings, Ltd.                                       70,400   80,423             0.0%
*   Mason Financial Holdings, Ltd.                              120,000    4,491             0.0%
#   Melco International Development, Ltd.                        59,000   91,481             0.0%
*   Midland Holdings, Ltd.                                       64,000   28,000             0.0%
    Miramar Hotel & Investment                                   10,000   16,737             0.0%
*   Mongolian Mining Corp.                                       90,000    2,510             0.0%
    MTR Corp., Ltd.                                              25,000  113,417             0.0%
    New World Development Co., Ltd.                             234,622  249,948             0.1%
#   Newocean Energy Holdings, Ltd.                              120,000   48,862             0.0%
    NWS Holdings, Ltd.                                           53,883   81,122             0.0%
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd.      320,000   24,211             0.0%
    Orient Overseas International, Ltd.                          18,500   88,218             0.0%
#   Pacific Basin Shipping, Ltd.                                149,000   43,690             0.0%
    Pacific Textiles Holdings, Ltd.                              52,000   74,096             0.0%
    PCCW, Ltd.                                                  385,000  206,313             0.1%
    Pico Far East Holdings, Ltd.                                 32,000    8,453             0.0%
    Playmates Holdings, Ltd.                                     14,000   15,995             0.0%
    Playmates Toys, Ltd.                                         96,000   20,151             0.0%
    Polytec Asset Holdings, Ltd.                                160,000   19,991             0.0%
    Power Assets Holdings, Ltd.                                  19,500  194,206             0.1%
#   Prada SpA                                                    15,500   63,073             0.0%
    Regal Hotels International Holdings, Ltd.                    30,000   15,543             0.0%
#   SA SA International Holdings, Ltd.                           66,000   21,002             0.0%
    Samsonite International SA                                   75,300  222,863             0.1%
    SAS Dragon Holdings, Ltd.                                    64,000   12,067             0.0%
#   SEA Holdings, Ltd.                                            8,000    8,388             0.0%
    Shangri-La Asia, Ltd.                                       108,000   98,560             0.0%
#   Shenyin Wanguo HK, Ltd.                                      67,500   29,606             0.0%
*   Shun Ho Technology Holdings, Ltd.                             1,683      576             0.0%
    Shun Tak Holdings, Ltd.                                     148,000   58,794             0.0%
    Singamas Container Holdings, Ltd.                           136,000   16,243             0.0%
    Sino Land Co., Ltd.                                          89,931  138,809             0.0%
    Sitoy Group Holdings, Ltd.                                   46,000   21,991             0.0%
    SmarTone Telecommunications Holdings, Ltd.                   38,000   66,784             0.0%
*   SOCAM Development, Ltd.                                      24,000   14,230             0.0%
    Soundwill Holdings, Ltd.                                      6,000    7,700             0.0%
    Stella International Holdings, Ltd.                          40,000   98,788             0.0%
    Sun Hung Kai & Co., Ltd.                                     59,000   39,707             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
HONG KONG -- (Continued)
    Sun Hung Kai Properties, Ltd.                              28,196 $   376,999             0.1%
    Swire Pacific, Ltd. Class A                                23,000     266,617             0.1%
    Swire Pacific, Ltd. Class B                                27,500      59,764             0.0%
    Swire Properties, Ltd.                                     14,400      43,224             0.0%
*   Symphony Holdings, Ltd.                                   110,000      10,758             0.0%
    Techtronic Industries Co., Ltd.                            57,000     207,641             0.1%
    Television Broadcasts, Ltd.                                34,600     125,877             0.0%
    Texwinca Holdings, Ltd.                                    58,000      56,145             0.0%
    Tradelink Electronic Commerce, Ltd.                       100,000      20,949             0.0%
    Transport International Holdings, Ltd.                     14,400      38,870             0.0%
#   Trinity, Ltd.                                              32,000       4,648             0.0%
*   TSC Group Holdings, Ltd.                                   51,000      10,155             0.0%
*   United Laboratories International Holdings, Ltd. (The)     58,000      30,799             0.0%
#   Value Partners Group, Ltd.                                 94,000      99,779             0.0%
    Varitronix International, Ltd.                             38,000      25,925             0.0%
    Victory City International Holdings, Ltd.                 166,662      20,354             0.0%
    Vitasoy International Holdings, Ltd.                       52,000      86,322             0.0%
#   VST Holdings, Ltd.                                         70,000      20,550             0.0%
    VTech Holdings, Ltd.                                        8,300     100,504             0.0%
    Wharf Holdings, Ltd. (The)                                 35,000     208,715             0.1%
    Wheelock & Co., Ltd.                                       40,000     186,445             0.1%
    Xinyi Glass Holdings, Ltd.                                178,000      92,444             0.0%
    Yue Yuen Industrial Holdings, Ltd.                         55,000     199,935             0.1%
                                                                      -----------             ---
TOTAL HONG KONG                                                        12,141,347             2.9%
                                                                      -----------             ---
IRELAND -- (0.5%)
*   Bank of Ireland                                           785,139     291,932             0.1%
    CRH P.L.C.                                                  3,476      95,141             0.0%
    CRH P.L.C. Sponsored ADR                                   25,299     692,181             0.1%
    FBD Holdings P.L.C.                                         1,219       9,321             0.0%
    Glanbia P.L.C.                                              7,148     138,513             0.0%
*   Independent News & Media P.L.C.                            56,438      10,375             0.0%
    Irish Continental Group P.L.C.                              3,203      17,400             0.0%
    Kerry Group P.L.C. Class A                                  3,204     259,859             0.1%
    Kingspan Group P.L.C.                                      13,800     333,809             0.1%
    Smurfit Kappa Group P.L.C.                                 16,287     463,512             0.1%
                                                                      -----------             ---
TOTAL IRELAND                                                           2,312,043             0.5%
                                                                      -----------             ---
ISRAEL -- (0.5%)
#*  Africa Israel Investments, Ltd.                            13,388       9,881             0.0%
    Africa Israel Properties, Ltd.                                766      10,436             0.0%
*   Airport City, Ltd.                                          4,488      43,709             0.0%
*   Allot Communications, Ltd.                                    721       4,071             0.0%
    Alrov Properties and Lodgings, Ltd.                           511      10,952             0.0%
    Amot Investments, Ltd.                                      6,144      19,963             0.0%
    Avgol Industries 1953, Ltd.                                10,837       9,652             0.0%
    Azrieli Group                                               2,809     110,087             0.0%
    Bank Hapoalim BM                                           31,972     166,426             0.1%
*   Bank Leumi Le-Israel BM                                    39,086     148,307             0.1%
    Bayside Land Corp.                                             42      12,941             0.0%
    Bezeq The Israeli Telecommunication Corp., Ltd.            74,862     160,428             0.1%
    Blue Square Real Estate, Ltd.                                 266       7,128             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
ISRAEL -- (Continued)
*   Brack Capital Properties NV                                   173 $   10,614             0.0%
*   Cellcom Israel, Ltd.                                        1,000      7,630             0.0%
*   Ceragon Networks, Ltd.                                        170        309             0.0%
*   Clal Biotechnology Industries, Ltd.                         6,520      5,307             0.0%
*   Clal Insurance Enterprises Holdings, Ltd.                   1,499     22,839             0.0%
*   Compugen, Ltd.                                                637      3,950             0.0%
    Delek Automotive Systems, Ltd.                              2,031     19,286             0.0%
    Delek Group, Ltd.                                             184     44,288             0.0%
    Delta-Galil Industries, Ltd.                                1,086     34,161             0.0%
    Direct Insurance Financial Investments, Ltd.                2,037     14,947             0.0%
    Electra, Ltd.                                                 214     27,192             0.0%
*   Energix-Renewable Energies, Ltd.                               --         --             0.0%
*   Equital, Ltd.                                                 561      9,804             0.0%
*   Evogene, Ltd.                                                 341      2,625             0.0%
*   EZchip Semiconductor, Ltd.                                  4,115    100,447             0.0%
    First International Bank Of Israel, Ltd.                    4,178     52,368             0.0%
    Formula Systems 1985, Ltd.                                    580     17,022             0.0%
    Fox Wizel, Ltd.                                               845     13,430             0.0%
    Frutarom Industries, Ltd.                                   1,837     79,327             0.0%
    Harel Insurance Investments & Financial Services, Ltd.     13,869     58,570             0.0%
    Israel Chemicals, Ltd.                                      9,540     52,897             0.0%
*   Israel Discount Bank, Ltd. Class A                         87,778    160,553             0.1%
    Ituran Location and Control, Ltd.                           1,042     21,257             0.0%
*   Jerusalem Oil Exploration                                     959     38,321             0.0%
    Matrix IT, Ltd.                                             3,922     24,106             0.0%
#*  Mazor Robotics, Ltd. Sponsored ADR                          1,767     18,642             0.0%
    Melisron, Ltd.                                              1,013     35,328             0.0%
    Menorah Mivtachim Holdings, Ltd.                            1,584     13,855             0.0%
    Migdal Insurance & Financial Holding, Ltd.                 30,414     27,696             0.0%
    Mivtach Shamir Holdings, Ltd.                                 361      7,201             0.0%
    Mizrahi Tefahot Bank, Ltd.                                 12,348    150,071             0.1%
*   Naphtha Israel Petroleum Corp., Ltd.                        3,347     19,096             0.0%
    NICE-Systems, Ltd. Sponsored ADR                            1,566     96,810             0.0%
#*  Oil Refineries, Ltd.                                      110,693     40,453             0.0%
    Osem Investments, Ltd.                                      1,244     24,081             0.0%
*   Partner Communications Co., Ltd.                            9,429     42,695             0.0%
*   Partner Communications Co., Ltd. ADR                        1,321      6,011             0.0%
    Paz Oil Co., Ltd.                                             581     86,553             0.0%
    Phoenix Holdings, Ltd. (The)                                  361        946             0.0%
    Plasson Industries, Ltd.                                      286      8,784             0.0%
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.          443     20,872             0.0%
    Sapiens International Corp. NV                              1,873     22,099             0.0%
    Shikun & Binui, Ltd.                                       15,055     27,473             0.0%
*   Shufersal, Ltd.                                             5,849     16,700             0.0%
*   Strauss Group, Ltd.                                         1,469     21,044             0.0%
*   Summit Real Estate Holdings, Ltd.                           2,822     12,233             0.0%
#*  Tower Semiconductor, Ltd.(M87915274)                        1,998     26,693             0.0%
*   Tower Semiconductor, Ltd.(6320605)                            392      5,360             0.0%
                                                                      ----------             ---
TOTAL ISRAEL                                                           2,265,927             0.5%
                                                                      ----------             ---
ITALY -- (2.9%)
    A2A SpA                                                    96,625    132,359             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
ITALY -- (Continued)
    ACEA SpA                                                    2,769 $   39,805             0.0%
#   Amplifon SpA                                                4,092     31,820             0.0%
    Ansaldo STS SpA                                             5,803     61,741             0.0%
*   Arnoldo Mondadori Editore SpA                              26,239     31,980             0.0%
    Ascopiave SpA                                               4,239      9,971             0.0%
    Assicurazioni Generali SpA                                 24,719    468,340             0.1%
#   Astaldi SpA                                                 7,476     60,220             0.0%
    Atlantia SpA                                                8,765    242,720             0.1%
*   Autogrill SpA                                               7,415     69,023             0.0%
    Azimut Holding SpA                                          6,163    148,239             0.1%
#*  Banca Carige SpA                                            6,000     10,936             0.0%
    Banca Generali SpA                                          3,762    115,869             0.0%
    Banca IFIS SpA                                              1,607     39,639             0.0%
*   Banca Monte dei Paschi di Siena SpA                        61,644    113,161             0.0%
    Banca Popolare dell'Emilia Romagna SC                      56,257    453,999             0.1%
#*  Banca Popolare dell'Etruria e del Lazio SC                 25,725      6,184             0.0%
    Banca Popolare di Milano Scarl                            451,031    423,209             0.1%
    Banca Popolare di Sondrio SCARL                            28,461    129,821             0.0%
    Banco di Desio e della Brianza SpA                          2,839      9,700             0.0%
*   Banco Popolare SC                                          34,670    518,079             0.1%
    BasicNet SpA                                                5,935     25,903             0.0%
    Biesse SpA                                                  1,697     27,790             0.0%
    Brembo SpA                                                  1,448     63,822             0.0%
    Brunello Cucinelli SpA                                      1,103     19,950             0.0%
    Buzzi Unicem SpA                                            8,557    144,785             0.1%
    Cementir Holding SpA                                        2,886     16,133             0.0%
*   CIR-Compagnie Industriali Riunite SpA                      43,582     48,130             0.0%
    Credito Emiliano SpA                                        6,372     45,530             0.0%
*   Credito Valtellinese SC                                   125,243    157,662             0.1%
    Danieli & C Officine Meccaniche SpA                         1,892     40,402             0.0%
    Datalogic SpA                                               1,853     31,212             0.0%
    De'Longhi SpA                                               3,469     84,859             0.0%
    DiaSorin SpA                                                1,321     59,145             0.0%
    Ei Towers SpA                                                 425     25,768             0.0%
    Enel Green Power SpA                                      177,574    375,420             0.1%
    Enel SpA                                                   55,369    255,325             0.1%
    Engineering SpA                                               453     27,674             0.0%
    Eni SpA                                                    90,768  1,482,264             0.4%
    Eni SpA Sponsored ADR                                       3,109    101,353             0.0%
    ERG SpA                                                     5,405     76,726             0.0%
    Esprinet SpA                                                4,821     43,435             0.0%
    Falck Renewables SpA                                       15,891     19,879             0.0%
    FNM SpA                                                    35,502     19,994             0.0%
*   Geox SpA                                                    1,759      8,201             0.0%
*   Gruppo Editoriale L'Espresso SpA                           13,362     14,424             0.0%
    Hera SpA                                                   41,035    107,684             0.0%
*   IMMSI SpA                                                  14,941      8,209             0.0%
    Industria Macchine Automatiche SpA                            704     36,349             0.0%
*   Intek Group SpA                                            25,413      7,861             0.0%
    Interpump Group SpA                                         4,256     62,622             0.0%
    Intesa Sanpaolo SpA                                       206,686    719,072             0.2%
    Iren SpA                                                   33,491     55,172             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
ITALY -- (Continued)
    Italcementi SpA                                            20,651 $   229,344             0.1%
    Italmobiliare SpA                                             631      27,237             0.0%
*   Juventus Football Club SpA                                 81,554      23,366             0.0%
    Luxottica Group SpA                                         2,407     168,731             0.1%
    Luxottica Group SpA Sponsored ADR                             763      53,532             0.0%
*   Maire Tecnimont SpA                                         5,901      16,988             0.0%
    MARR SpA                                                    1,852      37,699             0.0%
    Mediaset SpA                                               26,759     135,818             0.0%
    Mediobanca SpA                                             41,776     420,132             0.1%
    Mediolanum SpA                                              8,732      71,140             0.0%
    Parmalat SpA                                               20,282      52,752             0.0%
#   Piaggio & C SpA                                             8,440      20,942             0.0%
    Prima Industrie SpA                                           595       9,880             0.0%
    Prysmian SpA                                               11,564     249,728             0.1%
    Recordati SpA                                               5,274     131,087             0.0%
    Reply SpA                                                     331      42,169             0.0%
*   Safilo Group SpA                                            3,432      42,617             0.0%
#*  Saipem SpA                                                  9,560      89,814             0.0%
    Salini Impregilo SpA                                       25,500     105,587             0.0%
#   Salvatore Ferragamo SpA                                     3,179      86,283             0.0%
*   Saras SpA                                                  34,632      68,331             0.0%
    SAVE SpA                                                      670       9,776             0.0%
    Snam SpA                                                   31,314     162,050             0.1%
    Societa Cattolica di Assicurazioni SCRL                    10,232      79,858             0.0%
    Societa Iniziative Autostradali e Servizi SpA               8,021      92,074             0.0%
*   Sogefi SpA                                                  7,836      18,947             0.0%
    SOL SpA                                                     2,335      19,118             0.0%
*   Telecom Italia SpA                                        789,841   1,101,892             0.3%
    Tenaris SA                                                 11,482     144,608             0.1%
    Tenaris SA ADR                                                440      11,119             0.0%
    Terna Rete Elettrica Nazionale SpA                         56,138     285,535             0.1%
*   Tiscali SpA                                               259,219      17,317             0.0%
#   Tod's SpA                                                     522      43,719             0.0%
#   Trevi Finanziaria Industriale SpA                           7,195       9,289             0.0%
    UniCredit SpA                                              80,357     518,870             0.1%
    Unione di Banche Italiane SpA                              65,335     488,820             0.1%
    Unipol Gruppo Finanziario SpA                              31,462     146,550             0.1%
    UnipolSai SpA                                              83,377     201,016             0.1%
    Vittoria Assicurazioni SpA                                  2,749      30,404             0.0%
*   Yoox Net-A-Porter Group SpA                                 2,719      92,189             0.0%
    Zignago Vetro SpA                                           1,654      10,758             0.0%
                                                                      -----------             ---
TOTAL ITALY                                                            12,896,656             3.0%
                                                                      -----------             ---
JAPAN -- (22.1%)
    77 Bank, Ltd. (The)                                        25,000     138,244             0.1%
    ABC-Mart, Inc.                                                600      33,466             0.0%
#   Accordia Golf Co., Ltd.                                     4,100      37,172             0.0%
    Achilles Corp.                                             21,000      25,945             0.0%
    ADEKA Corp.                                                 8,100     119,036             0.0%
    Aderans Co., Ltd.                                           1,300       9,090             0.0%
#   Advantest Corp.                                            10,500      83,759             0.0%
    Aeon Co., Ltd.                                             52,366     775,860             0.2%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    Aeon Delight Co., Ltd.                                     1,500 $ 43,212             0.0%
#   Aeon Fantasy Co., Ltd.                                     1,100   17,915             0.0%
    Ahresty Corp.                                              2,700   18,136             0.0%
    Ai Holdings Corp.                                          2,200   53,545             0.0%
    Aica Kogyo Co., Ltd.                                       3,100   61,404             0.0%
    Aichi Bank, Ltd. (The)                                       700   38,949             0.0%
    Aichi Corp.                                                  700    4,440             0.0%
    Aichi Steel Corp.                                         11,000   47,782             0.0%
    Aida Engineering, Ltd.                                     5,900   56,227             0.0%
    Ain Pharmaciez, Inc.                                       1,500   71,008             0.0%
    Air Water, Inc.                                           10,000  163,627             0.1%
    Airport Facilities Co., Ltd.                               2,000    9,080             0.0%
    Aisan Industry Co., Ltd.                                   4,000   40,006             0.0%
    Aisin Seiki Co., Ltd.                                     11,400  452,454             0.1%
    Ajinomoto Co., Inc.                                        6,000  133,644             0.1%
#   Akebono Brake Industry Co., Ltd.                          12,600   36,892             0.0%
    Akita Bank, Ltd. (The)                                    19,000   62,320             0.0%
    Alconix Corp.                                              1,800   25,228             0.0%
    Alfresa Holdings Corp.                                    11,200  214,764             0.1%
    Alinco, Inc.                                               1,300   12,311             0.0%
#   Alpen Co., Ltd.                                            1,800   29,465             0.0%
    Alpine Electronics, Inc.                                   4,400   57,775             0.0%
    Alps Electric Co., Ltd.                                    5,900  183,131             0.1%
    Alps Logistics Co., Ltd.                                     900   10,643             0.0%
    Amada Holdings Co., Ltd.                                  17,100  152,504             0.1%
    Amano Corp.                                                4,700   61,047             0.0%
    Amiyaki Tei Co., Ltd.                                        600   21,331             0.0%
    ANA Holdings, Inc.                                        17,000   50,765             0.0%
    Anest Iwata Corp.                                          2,400   16,953             0.0%
    Anritsu Corp.                                              9,500   61,867             0.0%
    AOKI Holdings, Inc.                                        5,800   70,696             0.0%
    Aomori Bank, Ltd. (The)                                   19,000   61,900             0.0%
    Aoyama Trading Co., Ltd.                                   4,600  167,593             0.1%
    Aozora Bank, Ltd.                                         21,000   76,756             0.0%
    Arakawa Chemical Industries, Ltd.                          1,700   16,901             0.0%
    Arata Corp.                                                1,000   21,150             0.0%
    Arcland Sakamoto Co., Ltd.                                 1,200   26,268             0.0%
    Arcs Co., Ltd.                                             2,800   56,445             0.0%
    Arisawa Manufacturing Co., Ltd.                            3,400   21,011             0.0%
    Artnature, Inc.                                            3,000   28,846             0.0%
    As One Corp.                                                 800   28,397             0.0%
#   Asahi Co., Ltd.                                            1,700   16,698             0.0%
    Asahi Diamond Industrial Co., Ltd.                         4,400   46,428             0.0%
    Asahi Glass Co., Ltd.                                     44,000  251,922             0.1%
    Asahi Holdings, Inc.                                       3,000   44,149             0.0%
    Asahi Intecc Co., Ltd.                                     1,200   46,353             0.0%
    Asahi Kasei Corp.                                         75,000  460,247             0.1%
    Asahi Organic Chemicals Industry Co., Ltd.                 8,000   14,771             0.0%
    Asatsu-DK, Inc.                                            2,400   58,896             0.0%
    Ashimori Industry Co., Ltd.                               11,000   17,326             0.0%
#*  Asia Growth Capital, Ltd.                                 18,900   24,057             0.0%
#   Asics Corp.                                                1,400   38,669             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    ASKA Pharmaceutical Co., Ltd.                              2,500 $ 29,966             0.0%
#   Atom Corp.                                                 2,200   11,891             0.0%
    Autobacs Seven Co., Ltd.                                   5,000   87,678             0.0%
#   Avex Group Holdings, Inc.                                  4,000   47,153             0.0%
    Awa Bank, Ltd. (The)                                      20,000  110,915             0.0%
    Axell Corp.                                                1,700   19,279             0.0%
    Axial Retailing, Inc.                                      1,600   59,524             0.0%
    Azbil Corp.                                                4,700  118,577             0.0%
    Bandai Namco Holdings, Inc.                                5,000  122,901             0.0%
    Bando Chemical Industries, Ltd.                            6,000   25,192             0.0%
    Bank of Iwate, Ltd. (The)                                  1,400   62,166             0.0%
    Bank of Kochi, Ltd. (The)                                  3,000    3,763             0.0%
    Bank of Kyoto, Ltd. (The)                                 15,000  151,493             0.1%
#   Bank of Nagoya, Ltd. (The)                                19,000   70,403             0.0%
    Bank of Okinawa, Ltd. (The)                                1,700   66,714             0.0%
    Bank of Saga, Ltd. (The)                                  10,000   22,685             0.0%
    Bank of the Ryukyus, Ltd.                                  3,900   55,684             0.0%
    Bank of Yokohama, Ltd. (The)                              34,000  212,198             0.1%
    Belc Co., Ltd.                                             1,100   41,045             0.0%
    Belluna Co., Ltd.                                          4,800   27,391             0.0%
    Benefit One, Inc.                                          2,600   45,514             0.0%
    Benesse Holdings, Inc.                                     4,700  126,004             0.1%
#   Bic Camera, Inc.                                           5,500   44,749             0.0%
    BML, Inc.                                                    900   26,504             0.0%
    Bookoff Corp.                                              3,100   23,731             0.0%
#   Broadleaf Co., Ltd.                                        2,600   29,782             0.0%
    Brother Industries, Ltd.                                  19,300  246,682             0.1%
    Bunka Shutter Co., Ltd.                                    4,000   31,053             0.0%
    C Uyemura & Co., Ltd.                                        300   15,633             0.0%
    Calbee, Inc.                                               1,300   47,101             0.0%
    Calsonic Kansei Corp.                                     16,000  127,515             0.1%
    Canon Electronics, Inc.                                    1,700   28,998             0.0%
    Canon Marketing Japan, Inc.                                3,200   48,649             0.0%
    Canon, Inc.                                               25,400  758,496             0.2%
    Capcom Co., Ltd.                                           3,300   69,580             0.0%
#   Casio Computer Co., Ltd.                                   5,600  105,500             0.0%
    Cawachi, Ltd.                                              1,400   24,229             0.0%
    Central Glass Co., Ltd.                                   17,000   83,912             0.0%
    Central Japan Railway Co.                                  1,100  200,655             0.1%
    Central Sports Co., Ltd.                                     700   13,064             0.0%
    Century Tokyo Leasing Corp.                                4,300  145,862             0.1%
    Chiba Bank, Ltd. (The)                                    23,000  167,786             0.1%
    Chiba Kogyo Bank, Ltd. (The)                               3,200   18,718             0.0%
    Chiyoda Co., Ltd.                                          2,200   72,936             0.0%
    Chiyoda Integre Co., Ltd.                                  1,100   26,559             0.0%
    Chori Co., Ltd.                                            1,600   22,550             0.0%
    Chubu Electric Power Co., Inc.                             9,100  139,985             0.1%
    Chubu Shiryo Co., Ltd.                                     1,200   10,302             0.0%
#   Chuetsu Pulp & Paper Co., Ltd.                             5,000    8,891             0.0%
    Chugai Pharmaceutical Co., Ltd.                            1,300   41,847             0.0%
    Chugai Ro Co., Ltd.                                        2,000    3,782             0.0%
    Chugoku Bank, Ltd. (The)                                  11,900  168,698             0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    Chugoku Electric Power Co., Inc. (The)                     4,200 $ 63,468             0.0%
    Chugoku Marine Paints, Ltd.                                3,000   21,447             0.0%
    Chukyo Bank, Ltd. (The)                                   13,000   27,043             0.0%
    Citizen Holdings Co., Ltd.                                19,900  150,832             0.1%
    CKD Corp.                                                  4,900   44,554             0.0%
#   Cleanup Corp.                                              2,800   17,694             0.0%
#   CMIC Holdings Co., Ltd.                                    1,800   22,438             0.0%
    CMK Corp.                                                  1,500    2,856             0.0%
    Coca-Cola East Japan Co., Ltd.                             4,174   58,663             0.0%
    Coca-Cola West Co., Ltd.                                   6,800  137,512             0.1%
    Cocokara fine, Inc.                                        1,500   59,300             0.0%
#*  COLOPL, Inc.                                               1,900   31,039             0.0%
    Computer Engineering & Consulting, Ltd.                    1,300   11,534             0.0%
    COMSYS Holdings Corp.                                      7,500   97,962             0.0%
    CONEXIO Corp.                                              4,000   40,339             0.0%
#   COOKPAD, Inc.                                              1,800   34,251             0.0%
    Corona Corp.                                               1,000    9,851             0.0%
*   Cosmo Energy Holdings Co., Ltd.                            5,800   78,839             0.0%
    Cosmos Pharmaceutical Corp.                                  300   37,342             0.0%
    CREATE SD HOLDINGS Co., Ltd.                               1,000   58,880             0.0%
#   CROOZ, Inc.                                                  600   13,134             0.0%
    CTI Engineering Co., Ltd.                                  1,300   12,859             0.0%
    DA Consortium, Inc.                                        5,400   21,140             0.0%
    Dai Nippon Printing Co., Ltd.                             18,000  186,157             0.1%
    Dai Nippon Toryo Co., Ltd.                                21,000   32,033             0.0%
#   Dai-Ichi Kogyo Seiyaku Co., Ltd.                           6,000   18,841             0.0%
    Dai-ichi Life Insurance Co., Ltd. (The)                   16,100  278,519             0.1%
    Dai-ichi Seiko Co., Ltd.                                   1,300   17,259             0.0%
    Daibiru Corp.                                              6,300   53,580             0.0%
    Daicel Corp.                                              13,000  171,787             0.1%
    Daido Kogyo Co., Ltd.                                      5,000    9,482             0.0%
    Daido Metal Co., Ltd.                                      3,000   28,103             0.0%
    Daido Steel Co., Ltd.                                     27,000  103,351             0.0%
    Daifuku Co., Ltd.                                          6,300   93,239             0.0%
    Daihatsu Diesel Manufacturing Co., Ltd.                    2,000   12,995             0.0%
    Daihen Corp.                                               8,000   39,781             0.0%
    Daiho Corp.                                               10,000   44,046             0.0%
    Daiichi Jitsugyo Co., Ltd.                                 5,000   21,333             0.0%
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                       300   11,903             0.0%
    Daiichikosho Co., Ltd.                                     3,500  116,732             0.0%
    Daiken Corp.                                               7,000   20,450             0.0%
#   Daiken Medical Co., Ltd.                                   2,300   19,583             0.0%
    Daikin Industries, Ltd.                                    2,300  147,777             0.1%
    Daikokutenbussan Co., Ltd.                                 1,000   34,352             0.0%
    Daikyo, Inc.                                              31,000   53,587             0.0%
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.    9,000   42,643             0.0%
#   Daio Paper Corp.                                           9,000   88,790             0.0%
    Daisan Bank, Ltd. (The)                                   16,000   23,776             0.0%
    Daiseki Co., Ltd.                                          1,800   28,880             0.0%
    Daishi Bank, Ltd. (The)                                   32,000  144,606             0.1%
#   Daishinku Corp.                                            3,000    6,082             0.0%
    Daito Pharmaceutical Co., Ltd.                             1,100   26,346             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    Daito Trust Construction Co., Ltd.                         1,300 $140,720             0.1%
    Daiwa House Industry Co., Ltd.                             9,900  259,878             0.1%
    Daiwa Securities Group, Inc.                              30,000  205,127             0.1%
    Daiwabo Holdings Co., Ltd.                                33,000   64,987             0.0%
    DCM Holdings Co., Ltd.                                     9,800   64,921             0.0%
    Dena Co., Ltd.                                            10,500  168,465             0.1%
    Denka Co., Ltd.                                           39,000  180,980             0.1%
    Denso Corp.                                                8,600  400,955             0.1%
    Dentsu, Inc.                                               2,400  134,924             0.1%
    Denyo Co., Ltd.                                            2,100   34,056             0.0%
    Descente, Ltd.                                             1,000   12,801             0.0%
    DIC Corp.                                                 88,000  238,204             0.1%
    Disco Corp.                                                1,300  118,568             0.0%
    DMG Mori Co., Ltd.                                         5,400   76,851             0.0%
    Don Quijote Holdings Co., Ltd.                             2,000   73,468             0.0%
    Doshisha Co., Ltd.                                         1,600   29,460             0.0%
    Doutor Nichires Holdings Co., Ltd.                         2,600   37,862             0.0%
    Dowa Holdings Co., Ltd.                                   15,000  130,779             0.1%
#   Dr Ci:Labo Co., Ltd.                                       1,800   32,439             0.0%
    DTS Corp.                                                  1,700   40,185             0.0%
    Dunlop Sports Co., Ltd.                                      400    4,015             0.0%
    Eagle Industry Co., Ltd.                                   2,400   48,261             0.0%
    Earth Chemical Co., Ltd.                                     700   27,646             0.0%
    East Japan Railway Co.                                     2,600  247,196             0.1%
#   Ebara Corp.                                               37,000  160,304             0.1%
#   EDION Corp.                                                9,500   71,262             0.0%
#   Ehime Bank, Ltd. (The)                                    15,000   30,956             0.0%
    Eidai Co., Ltd.                                            3,000   10,605             0.0%
    Eighteenth Bank, Ltd. (The)                               19,000   57,656             0.0%
    Eiken Chemical Co., Ltd.                                     400    7,007             0.0%
    Eizo Corp.                                                 1,700   39,800             0.0%
    Elecom Co., Ltd.                                           1,400   16,979             0.0%
    Electric Power Development Co., Ltd.                       2,100   69,228             0.0%
    Elematec Corp.                                               600   14,704             0.0%
    en-japan, Inc.                                             1,300   34,669             0.0%
    Endo Lighting Corp.                                        1,300   13,232             0.0%
    Enplas Corp.                                               1,100   40,481             0.0%
    EPS Holdings, Inc.                                         2,700   26,451             0.0%
#   Excel Co., Ltd.                                            1,300   16,753             0.0%
    Exedy Corp.                                                2,900   66,695             0.0%
    Ezaki Glico Co., Ltd.                                      2,000   95,524             0.0%
#   F-Tech, Inc.                                                 400    3,642             0.0%
#   F@N Communications, Inc.                                   1,400   10,013             0.0%
    FamilyMart Co., Ltd.                                       3,000  122,630             0.0%
    Fancl Corp.                                                1,300   18,218             0.0%
    FANUC Corp.                                                1,200  211,730             0.1%
    Fast Retailing Co., Ltd.                                     500  182,641             0.1%
    FCC Co., Ltd.                                              2,900   51,286             0.0%
    Ferrotec Corp.                                             3,400   33,139             0.0%
    FIDEA Holdings Co., Ltd.                                  16,700   36,159             0.0%
#   Financial Products Group Co., Ltd.                         7,800   61,297             0.0%
    FINDEX, Inc.                                               1,800   11,965             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
JAPAN -- (Continued)
    Foster Electric Co., Ltd.                                   2,000 $ 49,072             0.0%
    FP Corp.                                                    2,100   85,902             0.0%
    France Bed Holdings Co., Ltd.                               1,800   14,136             0.0%
#   Fudo Tetra Corp.                                           24,400   31,255             0.0%
    Fuji Co. Ltd/Ehime                                          1,600   32,679             0.0%
#   Fuji Corp., Ltd.                                            3,900   22,043             0.0%
    Fuji Electric Co., Ltd.                                    58,000  258,770             0.1%
    Fuji Heavy Industries, Ltd.                                 4,800  185,633             0.1%
    Fuji Kiko Co., Ltd.                                         3,000   12,288             0.0%
#   Fuji Kyuko Co., Ltd.                                        4,000   38,064             0.0%
    Fuji Media Holdings, Inc.                                   3,700   44,015             0.0%
    Fuji Oil Co., Ltd.                                          8,000   24,949             0.0%
    Fuji Oil Holdings, Inc.                                     6,000   84,606             0.0%
    Fuji Seal International, Inc.                               1,600   54,321             0.0%
    Fuji Soft, Inc.                                             1,100   21,018             0.0%
    Fujibo Holdings, Inc.                                       9,000   16,608             0.0%
    Fujicco Co., Ltd.                                           1,000   19,985             0.0%
    FUJIFILM Holdings Corp.                                     7,600  303,154             0.1%
    Fujikura Kasei Co., Ltd.                                    3,000   14,091             0.0%
#   Fujikura Rubber, Ltd.                                       2,100   10,361             0.0%
    Fujikura, Ltd.                                             29,000  149,058             0.1%
    Fujimi, Inc.                                                1,800   27,071             0.0%
    Fujimori Kogyo Co., Ltd.                                    1,100   30,303             0.0%
#*  Fujisash Co., Ltd.                                         13,200   12,590             0.0%
#   Fujita Kanko, Inc.                                          7,000   26,945             0.0%
    Fujitec Co., Ltd.                                           6,600   71,218             0.0%
    Fujitsu Frontech, Ltd.                                      1,500   19,456             0.0%
    Fujitsu General, Ltd.                                       7,000   87,905             0.0%
    Fujitsu, Ltd.                                             116,000  548,288             0.1%
    FuKoKu Co., Ltd.                                            1,300   11,089             0.0%
    Fukuda Corp.                                                2,000   19,985             0.0%
    Fukui Bank, Ltd. (The)                                     28,000   58,693             0.0%
    Fukuoka Financial Group, Inc.                              23,000  121,029             0.0%
    Fukushima Bank, Ltd. (The)                                 22,000   17,447             0.0%
    Fukushima Industries Corp.                                  1,100   23,884             0.0%
#   Fukuyama Transporting Co., Ltd.                            11,000   59,737             0.0%
#   Furukawa Battery Co., Ltd. (The)                            4,000   28,231             0.0%
    Furukawa Electric Co., Ltd.                                65,000  118,951             0.0%
    Furuno Electric Co., Ltd.                                   2,100   14,194             0.0%
    Furusato Industries, Ltd.                                     800   11,796             0.0%
    Fuso Chemical Co., Ltd.                                     1,000   12,678             0.0%
#   Fuso Pharmaceutical Industries, Ltd.                        6,000   13,919             0.0%
#   Futaba Industrial Co., Ltd.                                 5,000   21,496             0.0%
    Future Architect, Inc.                                      2,100   11,447             0.0%
    G-Tekt Corp.                                                2,200   27,176             0.0%
    Gakken Holdings Co., Ltd.                                   8,000   15,545             0.0%
    GCA Savvian Corp.                                           2,700   31,702             0.0%
#   Gecoss Corp.                                                1,500   12,931             0.0%
#   Geo Holdings Corp.                                          4,000   59,855             0.0%
#   GLOBERIDE, Inc.                                             1,800   23,684             0.0%
    Glory, Ltd.                                                 4,600  116,377             0.0%
    GMO internet, Inc.                                          4,200   59,485             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
JAPAN -- (Continued)
    GMO Payment Gateway, Inc.                                  1,000 $   39,385             0.0%
    Godo Steel, Ltd.                                          12,000     20,999             0.0%
    Goldcrest Co., Ltd.                                        2,300     43,034             0.0%
    Gree, Inc.                                                13,000     65,850             0.0%
    GS Yuasa Corp.                                            37,000    140,664             0.1%
#   Gulliver International Co., Ltd.                           3,200     32,238             0.0%
    Gun-Ei Chemical Industry Co., Ltd.                         8,000     19,495             0.0%
#   GungHo Online Entertainment, Inc.                         15,200     49,504             0.0%
    Gunma Bank, Ltd. (The)                                    27,000    169,957             0.1%
    Gunze, Ltd.                                               14,000     44,467             0.0%
#   Gurunavi, Inc.                                             2,200     40,126             0.0%
#   H-One Co., Ltd.                                            3,000     15,465             0.0%
    H2O Retailing Corp.                                        5,360    104,121             0.0%
    Hachijuni Bank, Ltd. (The)                                33,000    225,019             0.1%
    Hakuhodo DY Holdings, Inc.                                 7,500     78,801             0.0%
    Hakuto Co., Ltd.                                           1,700     19,933             0.0%
    Hamakyorex Co., Ltd.                                       2,000     40,383             0.0%
    Hamamatsu Photonics K.K.                                   2,400     61,094             0.0%
    Hankyu Hanshin Holdings, Inc.                             54,000    351,763             0.1%
    Hanwa Co., Ltd.                                           22,000     90,977             0.0%
    Happinet Corp.                                             1,300     13,450             0.0%
#   Harmonic Drive Systems, Inc.                               1,800     30,499             0.0%
    Haseko Corp.                                               9,400     95,572             0.0%
    Hazama Ando Corp.                                         18,300    107,896             0.0%
    Heiwa Real Estate Co., Ltd.                                3,700     44,577             0.0%
    Heiwado Co., Ltd.                                          2,800     62,816             0.0%
    HI-LEX Corp.                                               2,200     67,419             0.0%
    Hiday Hidaka Corp.                                         1,320     32,734             0.0%
    Higashi-Nippon Bank, Ltd. (The)                           13,000     43,917             0.0%
    Hikari Tsushin, Inc.                                         500     38,049             0.0%
    Hioki EE Corp.                                               300      5,451             0.0%
    Hiramatsu, Inc.                                            3,100     16,382             0.0%
    Hiroshima Bank, Ltd. (The)                                40,000    222,142             0.1%
    HIS Co., Ltd.                                              2,400     80,679             0.0%
    Hisamitsu Pharmaceutical Co., Inc.                         1,500     58,140             0.0%
#   Hitachi Koki Co., Ltd.                                     4,500     32,783             0.0%
    Hitachi Kokusai Electric, Inc.                             5,000     69,035             0.0%
    Hitachi Zosen Corp.                                       14,200     77,611             0.0%
    Hochiki Corp.                                              2,000     19,891             0.0%
    Hogy Medical Co., Ltd.                                     1,100     52,804             0.0%
*   Hokkaido Electric Power Co., Inc.                         10,400    111,099             0.0%
    Hokkan Holdings, Ltd.                                      5,000     12,762             0.0%
    Hokkoku Bank, Ltd. (The)                                  30,000    111,457             0.0%
    Hokuetsu Bank, Ltd. (The)                                 16,000     33,374             0.0%
    Hokuetsu Industries Co., Ltd.                              1,200      8,415             0.0%
    Hokuetsu Kishu Paper Co., Ltd.                            10,200     71,075             0.0%
    Hokuhoku Financial Group, Inc.                            88,000    195,380             0.1%
    Hokuriku Electric Industry Co., Ltd.                      10,000     13,989             0.0%
    Hokuriku Electric Power Co.                                7,100    105,903             0.0%
    Hokuto Corp.                                               1,700     33,230             0.0%
    Honda Motor Co., Ltd.                                     59,900  1,981,518             0.5%
    Honeys Co., Ltd.                                             950      7,830             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    Hoosiers Holdings                                          5,200 $ 19,915             0.0%
    Horiba, Ltd.                                               2,500   98,371             0.0%
    Hoshizaki Electric Co., Ltd.                                 700   50,616             0.0%
    Hosokawa Micron Corp.                                      1,000    4,975             0.0%
    House Foods Group, Inc.                                    4,400   76,022             0.0%
    Hoya Corp.                                                 2,900  119,674             0.0%
    Hyakugo Bank, Ltd. (The)                                  25,000  127,883             0.1%
    Hyakujushi Bank, Ltd. (The)                               23,000   86,481             0.0%
    I-Net Corp.                                                1,300   12,786             0.0%
#   Ibiden Co., Ltd.                                          12,000  165,349             0.1%
    Ichibanya Co., Ltd.                                          500   22,187             0.0%
    ICHINEN HOLDINGS Co., Ltd.                                 1,300   11,207             0.0%
    Ichiyoshi Securities Co., Ltd.                             4,900   45,085             0.0%
    Idec Corp.                                                 2,000   16,741             0.0%
    Idemitsu Kosan Co., Ltd.                                   7,200  118,076             0.0%
    Ihara Chemical Industry Co., Ltd.                          3,000   36,589             0.0%
    IHI Corp.                                                 94,000  265,213             0.1%
    Iida Group Holdings Co., Ltd.                              4,740   88,841             0.0%
    Iino Kaiun Kaisha, Ltd.                                    7,500   33,914             0.0%
#   Ikyu Corp.                                                 2,000   37,935             0.0%
#   Imasen Electric Industrial                                 1,900   17,189             0.0%
    Inaba Denki Sangyo Co., Ltd.                               1,700   53,045             0.0%
    Inabata & Co., Ltd.                                        3,600   41,699             0.0%
    Inageya Co., Ltd.                                          1,300   13,086             0.0%
    Ines Corp.                                                 3,800   34,026             0.0%
    Infocom Corp.                                              2,400   20,824             0.0%
    Information Services International-Dentsu, Ltd.            1,400   21,874             0.0%
    Intage, Inc.                                               2,400   34,052             0.0%
    Internet Initiative Japan, Inc.                            3,300   61,758             0.0%
    Iriso Electronics Co., Ltd.                                1,100   48,506             0.0%
#   Iseki & Co., Ltd.                                         16,000   26,357             0.0%
    Isetan Mitsukoshi Holdings, Ltd.                           7,300  117,105             0.0%
*   Ishihara Sangyo Kaisha, Ltd.                              44,000   42,664             0.0%
    IT Holdings Corp.                                          5,400  133,493             0.1%
#   Ito En, Ltd.                                               4,500   93,998             0.0%
    ITOCHU Corp.                                              37,300  466,734             0.1%
    Itochu Enex Co., Ltd.                                      6,700   53,663             0.0%
    Itochu Techno-Solutions Corp.                              3,400   74,538             0.0%
    Itoham Foods, Inc.                                        13,000   66,413             0.0%
    Itoki Corp.                                                3,700   27,050             0.0%
    IwaiCosmo Holdings, Inc.                                   1,900   21,133             0.0%
    Iwasaki Electric Co., Ltd.                                11,000   22,387             0.0%
    Iwatani Corp.                                             21,000  116,263             0.0%
    Iyo Bank, Ltd. (The)                                      17,900  192,464             0.1%
    Izumi Co., Ltd.                                            2,200   81,615             0.0%
    J Front Retailing Co., Ltd.                               12,800  210,205             0.1%
    J-Oil Mills, Inc.                                         11,000   31,802             0.0%
    Jamco Corp.                                                  400   16,779             0.0%
#*  Janome Sewing Machine Co., Ltd.                            2,500   18,323             0.0%
    Japan Airlines Co., Ltd.                                   1,700   64,044             0.0%
#   Japan Airport Terminal Co., Ltd.                           1,100   59,492             0.0%
    Japan Aviation Electronics Industry, Ltd.                  5,000   88,570             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
#*  Japan Communications, Inc.                                 6,500 $ 16,016             0.0%
#   Japan Drilling Co., Ltd.                                     600   13,060             0.0%
    Japan Exchange Group, Inc.                                 9,600  154,473             0.1%
    Japan Pulp & Paper Co., Ltd.                               2,000    5,521             0.0%
    Japan Radio Co., Ltd.                                      6,000   21,378             0.0%
    Japan Steel Works, Ltd. (The)                             25,000   93,042             0.0%
    Japan Transcity Corp.                                      2,000    7,213             0.0%
    Japan Wool Textile Co., Ltd. (The)                         5,000   40,698             0.0%
    JCU Corp.                                                    400   14,172             0.0%
    Jeol, Ltd.                                                 7,000   42,262             0.0%
#   JFE Holdings, Inc.                                        22,800  358,428             0.1%
    JGC Corp.                                                 14,000  222,207             0.1%
    Jimoto Holdings, Inc.                                      8,700   14,933             0.0%
    Jin Co., Ltd.                                                600   22,172             0.0%
#   Joban Kosan Co., Ltd.                                     17,000   21,094             0.0%
    Joshin Denki Co., Ltd.                                     4,000   30,569             0.0%
    Joyo Bank, Ltd. (The)                                     19,000   98,688             0.0%
    JP-Holdings, Inc.                                          7,900   20,858             0.0%
    JSP Corp.                                                  1,200   25,739             0.0%
    JSR Corp.                                                 12,900  203,733             0.1%
    JTEKT Corp.                                               14,300  246,487             0.1%
    Juki Corp.                                                 3,500   43,240             0.0%
    Juroku Bank, Ltd. (The)                                   33,000  147,210             0.1%
    JVC Kenwood Corp.                                         14,000   36,620             0.0%
    JX Holdings, Inc.                                         75,400  296,070             0.1%
    K&O Energy Group, Inc.                                       500    6,393             0.0%
#   K's Holdings Corp.                                         3,900  137,633             0.1%
    kabu.com Securities Co., Ltd.                             20,200   66,468             0.0%
*   Kadokawa Dwango                                            1,485   19,113             0.0%
    Kaga Electronics Co., Ltd.                                 1,200   16,798             0.0%
    Kajima Corp.                                              19,000  108,727             0.0%
#   Kakaku.com, Inc.                                           3,000   55,966             0.0%
    Kakiyasu Honten Co., Ltd.                                  1,100   17,475             0.0%
    Kameda Seika Co., Ltd.                                       500   19,408             0.0%
    Kamei Corp.                                                3,900   38,803             0.0%
    Kamigumi Co., Ltd.                                        18,000  154,650             0.1%
#   Kanamoto Co., Ltd.                                         3,500   70,724             0.0%
    Kandenko Co., Ltd.                                        11,000   77,729             0.0%
    Kaneka Corp.                                              25,000  221,681             0.1%
    Kanematsu Corp.                                           41,000   67,701             0.0%
*   Kansai Electric Power Co., Inc. (The)                      8,900  114,033             0.0%
    Kansai Paint Co., Ltd.                                     7,500  114,328             0.0%
    Kansai Urban Banking Corp.                                 2,600   29,821             0.0%
    Kanto Denka Kogyo Co., Ltd.                                8,000   62,277             0.0%
    Kao Corp.                                                  4,200  215,625             0.1%
    Kasai Kogyo Co., Ltd.                                      2,300   28,585             0.0%
#   Katakura Industries Co., Ltd.                              2,500   27,617             0.0%
    Kato Sangyo Co., Ltd.                                      2,000   48,676             0.0%
    Kato Works Co., Ltd.                                       6,000   25,741             0.0%
#   KAWADA TECHNOLOGIES, Inc.                                    700   24,800             0.0%
    Kawai Musical Instruments Manufacturing Co., Ltd.          1,100   20,332             0.0%
    Kawasaki Heavy Industries, Ltd.                           44,000  176,607             0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
JAPAN -- (Continued)
    Kawasaki Kisen Kaisha, Ltd.                                87,000 $195,325             0.1%
    KDDI Corp.                                                 23,400  566,241             0.2%
    Keihan Electric Railway Co., Ltd.                          27,000  191,466             0.1%
    Keihanshin Building Co., Ltd.                               2,700   14,938             0.0%
    Keihin Corp.                                                3,900   63,618             0.0%
    Keikyu Corp.                                                7,000   57,581             0.0%
    Keio Corp.                                                  7,000   56,971             0.0%
    Keisei Electric Railway Co., Ltd.                          10,000  123,228             0.0%
    Keiyo Bank, Ltd. (The)                                     25,000  125,608             0.1%
#   Keiyo Co., Ltd.                                             2,800   11,477             0.0%
    Kenko Mayonnaise Co., Ltd.                                  1,000   13,302             0.0%
    Kewpie Corp.                                                4,900  111,920             0.0%
    KEY Coffee, Inc.                                            1,600   25,658             0.0%
    Keyence Corp.                                                 200  104,122             0.0%
    Kikkoman Corp.                                              1,000   31,321             0.0%
    Kimoto Co., Ltd.                                            4,300    9,341             0.0%
    Kinden Corp.                                                8,300  107,837             0.0%
*   Kintetsu Department Store Co., Ltd.                         3,000    8,142             0.0%
    Kintetsu Group Holdings Co., Ltd.                          23,000   88,920             0.0%
#   Kintetsu World Express, Inc.                                2,400   45,096             0.0%
    Kinugawa Rubber Industrial Co., Ltd.                        6,000   33,468             0.0%
    Kita-Nippon Bank, Ltd. (The)                                1,200   32,979             0.0%
    Kitagawa Iron Works Co., Ltd.                               9,000   23,309             0.0%
    Kitano Construction Corp.                                   4,000   10,569             0.0%
    Kito Corp.                                                  1,600   12,635             0.0%
    Kitz Corp.                                                 10,900   50,169             0.0%
    Kiyo Bank, Ltd. (The)                                       2,800   42,583             0.0%
*   KLab, Inc.                                                  1,100   11,132             0.0%
*   KNT-CT Holdings Co., Ltd.                                  13,000   30,403             0.0%
    Koa Corp.                                                   2,600   21,627             0.0%
#   Koatsu Gas Kogyo Co., Ltd.                                  1,000    5,119             0.0%
    Kobayashi Pharmaceutical Co., Ltd.                            700   54,270             0.0%
*   Kobe Electric Railway Co., Ltd.                             3,000    8,862             0.0%
    Kobe Steel, Ltd.                                          241,000  304,328             0.1%
    Kohnan Shoji Co., Ltd.                                      1,000   14,587             0.0%
    Koito Manufacturing Co., Ltd.                               3,400  128,795             0.1%
    Kokuyo Co., Ltd.                                            6,600   73,634             0.0%
#   KOMAIHALTEC, Inc.                                           5,000    9,246             0.0%
    Komatsu, Ltd.                                              27,900  458,606             0.1%
    Komeri Co., Ltd.                                            2,500   53,449             0.0%
    Konaka Co., Ltd.                                            1,800    9,355             0.0%
    Konami Holdings Corp.                                       6,200  140,875             0.1%
    Kondotec, Inc.                                              3,600   23,121             0.0%
    Konica Minolta, Inc.                                       25,400  260,970             0.1%
#   Konishi Co., Ltd.                                           1,300   23,894             0.0%
    Konoike Transport Co., Ltd.                                 1,900   23,540             0.0%
    Kose Corp.                                                    500   48,830             0.0%
    Krosaki Harima Corp.                                       11,000   22,350             0.0%
    Kubota Corp.                                               13,000  201,519             0.1%
    Kubota Corp. Sponsored ADR                                    196   15,188             0.0%
    Kumagai Gumi Co., Ltd.                                     34,000  101,868             0.0%
#   Kumiai Chemical Industry Co., Ltd.                          3,000   24,139             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    Kura Corp.                                                   400 $ 12,088             0.0%
    Kurabo Industries, Ltd.                                   23,000   40,752             0.0%
    Kuraray Co., Ltd.                                         11,900  146,773             0.1%
#   Kureha Corp.                                              12,000   45,820             0.0%
    Kurimoto, Ltd.                                            13,000   22,265             0.0%
    Kurita Water Industries, Ltd.                              6,600  149,033             0.1%
#   Kuroda Electric Co., Ltd.                                  3,800   76,974             0.0%
    KYB Corp.                                                 16,000   45,659             0.0%
    Kyocera Corp.                                              4,600  208,079             0.1%
#   Kyodo Printing Co., Ltd.                                   9,000   24,966             0.0%
    Kyoei Steel, Ltd.                                          2,200   36,380             0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.                           2,300   24,340             0.0%
    Kyokuto Securities Co., Ltd.                               2,200   28,356             0.0%
#   Kyokuyo Co., Ltd.                                         10,000   21,661             0.0%
    KYORIN Holdings, Inc.                                      4,400   73,968             0.0%
    Kyoritsu Maintenance Co., Ltd.                             1,440   98,795             0.0%
    Kyosan Electric Manufacturing Co., Ltd.                    6,000   16,876             0.0%
    Kyowa Electronic Instruments Co., Ltd.                     5,000   18,445             0.0%
    Kyowa Exeo Corp.                                           7,100   74,096             0.0%
    Kyowa Hakko Kirin Co., Ltd.                                5,000   82,415             0.0%
#   Kyudenko Corp.                                             4,000   82,451             0.0%
*   Kyushu Electric Power Co., Inc.                            6,900   83,274             0.0%
*   Kyushu Financial Group, Inc.                              34,650  266,472             0.1%
    Lasertec Corp.                                             2,900   31,648             0.0%
    Lawson, Inc.                                               1,200   88,887             0.0%
*   Leopalace21 Corp.                                         20,000  106,558             0.0%
#   Life Corp.                                                 1,100   27,537             0.0%
    Lintec Corp.                                               4,000   93,700             0.0%
#   Lion Corp.                                                11,000  106,043             0.0%
    LIXIL Group Corp.                                          8,800  188,408             0.1%
    M3, Inc.                                                   3,200   62,023             0.0%
*   Macnica Fuji Electronics Holdings, Inc.                    3,750   50,450             0.0%
#   Maeda Corp.                                               10,000   72,616             0.0%
    Maeda Kosen Co., Ltd.                                      2,000   15,244             0.0%
    Maeda Road Construction Co., Ltd.                          5,000   90,887             0.0%
    Makino Milling Machine Co., Ltd.                           9,000   69,709             0.0%
    Makita Corp.                                               3,900  213,692             0.1%
    Mandom Corp.                                               1,000   39,683             0.0%
    Mani, Inc.                                                 1,200   21,870             0.0%
    Mars Engineering Corp.                                     1,000   17,036             0.0%
    Marubeni Corp.                                            73,400  424,107             0.1%
    Marubun Corp.                                              1,500   10,810             0.0%
    Marudai Food Co., Ltd.                                    11,000   40,783             0.0%
    Maruha Nichiro Corp.                                       2,600   39,021             0.0%
    Marui Group Co., Ltd.                                     14,100  182,126             0.1%
    Marusan Securities Co., Ltd.                               5,000   48,500             0.0%
    Maruwa Co., Ltd/Aichi                                      1,000   22,247             0.0%
    Maruyama Manufacturing Co., Inc.                           6,000    9,811             0.0%
    Maruzen Showa Unyu Co., Ltd.                               6,000   21,762             0.0%
#   Marvelous, Inc.                                            1,500   12,000             0.0%
    Matsuda Sangyo Co., Ltd.                                     700    8,207             0.0%
    Matsui Construction Co., Ltd.                              3,000   16,870             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Matsui Securities Co., Ltd.                                 3,700 $   32,630             0.0%
    Matsumotokiyoshi Holdings Co., Ltd.                         2,800    119,885             0.0%
    Matsuya Foods Co., Ltd.                                       300      6,069             0.0%
#   Max Co., Ltd.                                               3,000     30,343             0.0%
    Maxvalu Nishinihon Co., Ltd.                                  900     12,470             0.0%
    Maxvalu Tokai Co., Ltd.                                     1,100     16,827             0.0%
    Mazda Motor Corp.                                          34,300    673,284             0.2%
#   McDonald's Holdings Co. Japan, Ltd.                         1,500     35,477             0.0%
#   MEC Co., Ltd.                                               2,200     12,929             0.0%
    Medipal Holdings Corp.                                      9,200    160,559             0.1%
    Megachips Corp.                                             1,600     16,181             0.0%
    Megmilk Snow Brand Co., Ltd.                                3,900     81,042             0.0%
    Meidensha Corp.                                            17,000     59,794             0.0%
    MEIJI Holdings Co., Ltd.                                    1,600    126,080             0.1%
    Meiko Network Japan Co., Ltd.                               1,300     15,434             0.0%
    Meisei Industrial Co., Ltd.                                 4,000     18,766             0.0%
    Meitec Corp.                                                1,000     36,318             0.0%
    Meiwa Corp.                                                 3,500     12,699             0.0%
    Melco Holdings, Inc.                                        2,100     36,319             0.0%
    Message Co., Ltd.                                           1,600     39,436             0.0%
#   Michinoku Bank, Ltd. (The)                                 12,000     20,740             0.0%
#   Micronics Japan Co., Ltd.                                   3,400     34,414             0.0%
    Mie Bank, Ltd. (The)                                        6,000     12,929             0.0%
    Milbon Co., Ltd.                                              540     20,156             0.0%
    Mimasu Semiconductor Industry Co., Ltd.                     2,400     22,599             0.0%
    Minato Bank, Ltd. (The)                                    17,000     28,738             0.0%
    Minebea Co., Ltd.                                          10,000    110,138             0.0%
#   Ministop Co., Ltd.                                          1,400     25,866             0.0%
    Miraca Holdings, Inc.                                       2,700    120,164             0.0%
    Mirait Holdings Corp.                                       5,700     49,392             0.0%
#   Misawa Homes Co., Ltd.                                      3,600     21,662             0.0%
    MISUMI Group, Inc.                                          7,600     98,968             0.0%
    Mitani Corp.                                                1,300     32,203             0.0%
    Mito Securities Co., Ltd.                                   3,000      9,799             0.0%
    Mitsuba Corp.                                               3,700     58,119             0.0%
    Mitsubishi Corp.                                           21,800    396,337             0.1%
    Mitsubishi Electric Corp.                                  57,000    593,640             0.2%
    Mitsubishi Estate Co., Ltd.                                 9,000    193,018             0.1%
    Mitsubishi Gas Chemical Co., Inc.                          31,000    172,837             0.1%
    Mitsubishi Heavy Industries, Ltd.                          94,000    473,898             0.1%
    Mitsubishi Logistics Corp.                                  8,000    114,815             0.0%
    Mitsubishi Materials Corp.                                 83,000    289,532             0.1%
    Mitsubishi Nichiyu Forklift Co., Ltd.                       2,600     11,031             0.0%
*   Mitsubishi Paper Mills, Ltd.                               32,000     21,928             0.0%
    Mitsubishi Pencil Co., Ltd.                                 1,000     44,776             0.0%
    Mitsubishi Research Institute, Inc.                           500     12,387             0.0%
    Mitsubishi Steel Manufacturing Co., Ltd.                   14,000     26,859             0.0%
    Mitsubishi UFJ Financial Group, Inc.                      312,100  2,018,516             0.5%
    Mitsuboshi Belting, Ltd.                                    7,000     58,192             0.0%
    Mitsui Chemicals, Inc.                                     91,000    344,085             0.1%
    Mitsui Fudosan Co., Ltd.                                    5,000    136,068             0.1%
    Mitsui High-Tec, Inc.                                       2,700     15,838             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Mitsui Home Co., Ltd.                                       3,000 $   14,411             0.0%
    Mitsui Matsushima Co., Ltd.                                28,000     27,442             0.0%
    Mitsui Mining & Smelting Co., Ltd.                         64,000    123,025             0.0%
    Mitsui OSK Lines, Ltd.                                     88,000    234,996             0.1%
    Mitsui Sugar Co., Ltd.                                      9,000     36,197             0.0%
#   Mitsui-Soko Holdings Co., Ltd.                              8,000     25,812             0.0%
    Miura Co., Ltd.                                             5,000     59,660             0.0%
#   Miyaji Engineering Group, Inc.                             15,000     27,159             0.0%
    Miyazaki Bank, Ltd. (The)                                  14,000     48,928             0.0%
    Miyoshi Oil & Fat Co., Ltd.                                 7,000      7,849             0.0%
    Mizuho Financial Group, Inc.                              616,499  1,269,892             0.3%
    Mizuno Corp.                                               10,000     49,091             0.0%
    Monex Group, Inc.                                          17,100     48,068             0.0%
    Monogatari Corp. (The)                                        600     25,507             0.0%
#   MonotaRO Co., Ltd.                                          2,200     56,657             0.0%
#   MORESCO Corp.                                               1,700     22,076             0.0%
    Morinaga & Co., Ltd.                                       15,000     76,385             0.0%
    Morinaga Milk Industry Co., Ltd.                           19,000     86,227             0.0%
#   Morita Holdings Corp.                                       2,000     21,342             0.0%
    MS&AD Insurance Group Holdings, Inc.                        7,600    224,053             0.1%
    MTI, Ltd.                                                   5,800     37,029             0.0%
    Murata Manufacturing Co., Ltd.                              1,400    199,292             0.1%
    Musashi Seimitsu Industry Co., Ltd.                         2,200     44,654             0.0%
    Musashino Bank, Ltd. (The)                                  2,900    110,332             0.0%
    Mutoh Holdings Co., Ltd.                                    2,000      4,965             0.0%
    Nabtesco Corp.                                              7,400    148,184             0.1%
#   NAC Co., Ltd.                                               1,500     10,288             0.0%
    Nachi-Fujikoshi Corp.                                      21,000     94,273             0.0%
    Nafco Co., Ltd.                                             1,700     24,632             0.0%
#   Nagano Bank, Ltd. (The)                                    10,000     16,694             0.0%
    Nagase & Co., Ltd.                                         10,100    125,255             0.1%
    Nagatanien Holdings Co., Ltd.                               3,000     26,392             0.0%
    Nagoya Railroad Co., Ltd.                                  30,000    123,984             0.0%
    Nakamuraya Co., Ltd.                                        2,000      7,645             0.0%
    Nakanishi, Inc.                                               500     17,048             0.0%
*   Nakayama Steel Works, Ltd.                                 30,000     20,014             0.0%
    Nankai Electric Railway Co., Ltd.                          18,000     92,056             0.0%
    Nanto Bank, Ltd. (The)                                     17,000     53,928             0.0%
    NDS Co., Ltd.                                               4,000      9,882             0.0%
    NEC Corp.                                                 175,000    539,872             0.1%
    NEC Networks & System Integration Corp.                     2,700     50,576             0.0%
    NET One Systems Co., Ltd.                                   5,800     35,760             0.0%
    Neturen Co., Ltd.                                           2,500     17,877             0.0%
    Nexon Co., Ltd.                                             3,500     48,548             0.0%
#   Next Co., Ltd.                                              6,400     47,506             0.0%
    NGK Insulators, Ltd.                                        3,000     64,950             0.0%
    NGK Spark Plug Co., Ltd.                                    4,000     97,620             0.0%
    NH Foods, Ltd.                                              5,000    104,293             0.0%
    NHK Spring Co., Ltd.                                       14,400    146,562             0.1%
    Nice Holdings, Inc.                                         2,000      2,819             0.0%
    Nichi-iko Pharmaceutical Co., Ltd.                          2,700     74,937             0.0%
    Nichias Corp.                                              11,000     69,329             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    Nichicon Corp.                                             5,800 $ 46,498             0.0%
    Nichiha Corp.                                              2,000   26,972             0.0%
#   Nichii Gakkan Co.                                          3,900   26,924             0.0%
    Nichirei Corp.                                            24,000  156,109             0.1%
    Nichireki Co., Ltd.                                        2,000   15,867             0.0%
    Nidec Corp.                                                1,600  120,570             0.0%
    Nidec Corp. Sponsored ADR                                    776   14,651             0.0%
    Nifco, Inc.                                                2,800  107,938             0.0%
    NIFTY Corp.                                                1,000    9,216             0.0%
#   Nihon Dempa Kogyo Co., Ltd.                                3,900   27,312             0.0%
#   Nihon House Holdings Co., Ltd.                             5,000   20,121             0.0%
#   Nihon Kohden Corp.                                         3,400   66,190             0.0%
    Nihon M&A Center, Inc.                                     1,500   61,872             0.0%
#   Nihon Nohyaku Co., Ltd.                                    4,200   27,323             0.0%
    Nihon Parkerizing Co., Ltd.                                6,200   55,151             0.0%
    Nihon Tokushu Toryo Co., Ltd.                              1,400   12,152             0.0%
    Nihon Trim Co., Ltd.                                         700   26,103             0.0%
    Nihon Unisys, Ltd.                                         6,100   67,020             0.0%
    Nihon Yamamura Glass Co., Ltd.                             7,000   10,567             0.0%
    Nikkiso Co., Ltd.                                          5,700   46,007             0.0%
    Nikko Co., Ltd.                                            5,000   16,406             0.0%
    Nikkon Holdings Co., Ltd.                                  4,900   94,659             0.0%
#   Nikon Corp.                                                9,800  126,777             0.1%
    Nippo Corp.                                                7,000  121,981             0.0%
    Nippon Beet Sugar Manufacturing Co., Ltd.                 20,000   31,258             0.0%
    Nippon Carbide Industries Co., Inc.                        9,000   13,921             0.0%
    Nippon Carbon Co., Ltd.                                   18,000   50,351             0.0%
#   Nippon Chemi-Con Corp.                                    11,000   25,452             0.0%
#   Nippon Chemical Industrial Co., Ltd.                      18,000   41,137             0.0%
    Nippon Chemiphar Co., Ltd.                                 5,000   24,445             0.0%
    Nippon Coke & Engineering Co., Ltd.                       19,000   15,849             0.0%
#   Nippon Concrete Industries Co., Ltd.                       5,000   16,087             0.0%
    Nippon Denko Co., Ltd.                                     8,000   16,134             0.0%
    Nippon Densetsu Kogyo Co., Ltd.                            2,600   49,276             0.0%
#   Nippon Electric Glass Co., Ltd.                           32,000  156,588             0.1%
    Nippon Express Co., Ltd.                                  26,000  133,944             0.1%
    Nippon Flour Mills Co., Ltd.                              10,000   62,149             0.0%
#   Nippon Gas Co., Ltd.                                       2,200   55,640             0.0%
    Nippon Hume Corp.                                          4,000   25,370             0.0%
    Nippon Koei Co., Ltd.                                      7,000   28,174             0.0%
    Nippon Light Metal Holdings Co., Ltd.                     49,200   84,155             0.0%
#   Nippon Paint Holdings Co., Ltd.                            1,300   27,459             0.0%
#   Nippon Paper Industries Co., Ltd.                          9,600  177,933             0.1%
#   Nippon Parking Development Co., Ltd.                      20,100   23,026             0.0%
    Nippon Pillar Packing Co., Ltd.                            2,000   16,775             0.0%
    Nippon Piston Ring Co., Ltd.                                 500    8,278             0.0%
    Nippon Road Co., Ltd. (The)                                5,000   27,166             0.0%
#*  Nippon Sharyo, Ltd.                                        5,000   11,981             0.0%
#*  Nippon Sheet Glass Co., Ltd.                              65,000   55,794             0.0%
    Nippon Shokubai Co., Ltd.                                  1,800  140,863             0.1%
    Nippon Signal Co., Ltd.                                    3,500   36,361             0.0%
    Nippon Soda Co., Ltd.                                     16,000  124,195             0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    Nippon Steel & Sumikin Bussan Corp.                       13,000 $ 45,205             0.0%
#   Nippon Steel & Sumitomo Metal Corp.                       30,740  623,178             0.2%
    Nippon Suisan Kaisha, Ltd.                                32,300  108,213             0.0%
    Nippon Synthetic Chemical Industry Co., Ltd. (The)         3,000   22,220             0.0%
    Nippon Telegraph & Telephone Corp.                         5,600  205,304             0.1%
    Nippon Telegraph & Telephone Corp. ADR                     1,189   43,672             0.0%
    Nippon Thompson Co., Ltd.                                  7,000   33,206             0.0%
    Nippon Valqua Industries, Ltd.                             8,000   19,727             0.0%
#*  Nippon Yakin Kogyo Co., Ltd.                               8,600   11,883             0.0%
    Nippon Yusen K.K.                                         77,000  201,464             0.1%
    Nishi-Nippon City Bank, Ltd. (The)                        67,000  195,784             0.1%
    Nishi-Nippon Railroad Co., Ltd.                           21,000  108,585             0.0%
    Nishikawa Rubber Co., Ltd.                                   400    6,131             0.0%
    Nishimatsu Construction Co., Ltd.                         29,000  115,126             0.0%
    Nishimatsuya Chain Co., Ltd.                               1,400   12,361             0.0%
    Nishio Rent All Co., Ltd.                                  1,200   27,929             0.0%
    Nissan Chemical Industries, Ltd.                           6,500  161,437             0.1%
    Nissan Shatai Co., Ltd.                                    6,800   78,416             0.0%
#   Nissei ASB Machine Co., Ltd.                               1,500   30,642             0.0%
    Nissei Build Kogyo Co., Ltd.                               8,000   24,468             0.0%
    Nissei Plastic Industrial Co., Ltd.                        2,700   22,815             0.0%
#   Nissha Printing Co., Ltd.                                  2,500   54,367             0.0%
    Nisshin Oillio Group, Ltd. (The)                          14,000   51,979             0.0%
    Nisshin Seifun Group, Inc.                                14,040  214,594             0.1%
    Nisshin Steel Co., Ltd.                                    8,200   84,152             0.0%
    Nisshinbo Holdings, Inc.                                  14,000  190,129             0.1%
    Nissin Corp.                                              10,000   29,220             0.0%
    Nissin Electric Co., Ltd.                                  5,000   33,392             0.0%
    Nissin Foods Holdings Co., Ltd.                            1,100   50,851             0.0%
    Nissin Kogyo Co., Ltd.                                     3,000   46,143             0.0%
    Nitori Holdings Co., Ltd.                                  1,100   85,777             0.0%
    Nitta Corp.                                                  700   19,069             0.0%
#   Nittetsu Mining Co., Ltd.                                  6,000   26,433             0.0%
    Nitto Boseki Co., Ltd.                                    14,000   42,167             0.0%
    Nitto Denko Corp.                                          2,900  185,961             0.1%
    Nitto Kogyo Corp.                                          2,700   52,107             0.0%
    Nitto Kohki Co., Ltd.                                      1,300   27,568             0.0%
    Nittoc Construction Co., Ltd.                              6,700   29,820             0.0%
    Nittoku Engineering Co., Ltd.                                500    4,577             0.0%
    NOF Corp.                                                 11,000   78,626             0.0%
    Nohmi Bosai, Ltd.                                          1,000   12,394             0.0%
#   Nojima Corp.                                               3,300   39,003             0.0%
    NOK Corp.                                                  5,000  117,498             0.0%
    Nomura Co., Ltd.                                           1,300   17,568             0.0%
    Nomura Holdings, Inc.                                     62,000  390,001             0.1%
    Nomura Real Estate Holdings, Inc.                         10,000  213,689             0.1%
    Nomura Research Institute, Ltd.                            2,530  103,402             0.0%
    Noritake Co., Ltd/Nagoya Japan                            10,000   23,092             0.0%
    Noritz Corp.                                               2,500   39,077             0.0%
    North Pacific Bank, Ltd.                                  35,700  136,845             0.1%
    NS Solutions Corp.                                         1,500   73,209             0.0%
    NS United Kaiun Kaisha, Ltd.                              11,000   22,059             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
JAPAN -- (Continued)
    NSD Co., Ltd.                                              1,100 $   15,323             0.0%
    NSK, Ltd.                                                 15,500    183,318             0.1%
    NTN Corp.                                                 45,000    223,637             0.1%
    NTT Data Corp.                                             3,100    154,271             0.1%
    NTT DOCOMO, Inc.                                          55,700  1,084,785             0.3%
    NTT Urban Development Corp.                                5,400     53,509             0.0%
    Nuflare Technology, Inc.                                     500     22,336             0.0%
    Obara Group, Inc.                                            500     20,921             0.0%
    Obayashi Corp.                                            14,000    122,781             0.0%
    Obayashi Road Corp.                                        5,000     35,260             0.0%
    Obic Co., Ltd.                                             1,300     68,610             0.0%
    Odakyu Electric Railway Co., Ltd.                         10,000     97,747             0.0%
    Odelic Co., Ltd.                                             700     18,909             0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)                           28,000    109,106             0.0%
    Ohashi Technica, Inc.                                      1,900     21,378             0.0%
    Ohsho Food Service Corp.                                   1,300     43,365             0.0%
    Oiles Corp.                                                1,740     27,663             0.0%
    Oita Bank, Ltd. (The)                                     17,000     71,639             0.0%
    Oji Holdings Corp.                                        47,000    243,413             0.1%
    Okabe Co., Ltd.                                            2,800     22,299             0.0%
    Okamura Corp.                                              4,000     37,113             0.0%
    Oki Electric Industry Co., Ltd.                           93,000    156,969             0.1%
    Okinawa Cellular Telephone Co.                             1,000     27,923             0.0%
    Okinawa Electric Power Co., Inc. (The)                     1,500     36,822             0.0%
    OKK Corp.                                                 18,000     21,480             0.0%
    OKUMA Corp.                                               10,000     80,184             0.0%
    Okumura Corp.                                             17,000     89,971             0.0%
    Okura Industrial Co., Ltd.                                 8,000     22,774             0.0%
    Okuwa Co., Ltd.                                            2,000     16,730             0.0%
    Olympus Corp.                                              2,000     67,463             0.0%
    Omron Corp.                                                4,900    162,253             0.1%
    Onoken Co., Ltd.                                           1,700     14,914             0.0%
    Onward Holdings Co., Ltd.                                 13,000     81,648             0.0%
    Optex Co., Ltd.                                            1,500     28,432             0.0%
    Oracle Corp. Japan                                           700     31,837             0.0%
    Organo Corp.                                               5,000     20,525             0.0%
    Oriental Land Co., Ltd.                                    1,600     97,195             0.0%
#   Origin Electric Co., Ltd.                                  7,000     19,480             0.0%
    Osaka Gas Co., Ltd.                                       30,000    118,154             0.0%
    Osaka Soda Co., Ltd.                                       5,000     17,410             0.0%
    Osaka Steel Co., Ltd.                                      1,400     25,170             0.0%
    OSAKA Titanium Technologies Co., Ltd.                      1,300     35,354             0.0%
#   Osaki Electric Co., Ltd.                                   5,000     25,599             0.0%
    OSG Corp.                                                  8,200    154,243             0.1%
    Otsuka Corp.                                                 300     14,502             0.0%
    Otsuka Holdings Co., Ltd.                                  6,300    209,667             0.1%
    Pacific Industrial Co., Ltd.                               4,000     44,769             0.0%
#   Pacific Metals Co., Ltd.                                  16,000     42,819             0.0%
    Pack Corp. (The)                                           1,000     23,703             0.0%
    Pal Co., Ltd.                                              1,600     35,768             0.0%
    PALTAC Corp.                                               2,900     57,045             0.0%
    PanaHome Corp.                                             9,000     64,045             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
JAPAN -- (Continued)
    Panasonic Corp.                                            31,900 $374,274             0.1%
    Panasonic Industrial Devices SUNX Co., Ltd.                 2,800   15,358             0.0%
    Paramount Bed Holdings Co., Ltd.                            1,300   41,698             0.0%
    Parco Co., Ltd.                                             2,500   21,674             0.0%
    Park24 Co., Ltd.                                            3,100   64,972             0.0%
    Pasco Corp.                                                 4,000   10,724             0.0%
    Pasona Group, Inc.                                          4,200   31,996             0.0%
    Penta-Ocean Construction Co., Ltd.                         30,500  138,507             0.1%
    Pigeon Corp.                                                4,800  134,491             0.1%
    Pilot Corp.                                                 2,000   84,680             0.0%
#   Piolax, Inc.                                                  700   37,037             0.0%
*   Pioneer Corp.                                              26,200   70,564             0.0%
    Plenus Co., Ltd.                                            1,900   29,381             0.0%
    Point, Inc.                                                 1,590   89,508             0.0%
    Pola Orbis Holdings, Inc.                                     600   38,161             0.0%
    Press Kogyo Co., Ltd.                                       9,000   38,681             0.0%
    Pressance Corp.                                               800   32,001             0.0%
    Prestige International, Inc.                                1,800   17,595             0.0%
    Prima Meat Packers, Ltd.                                   14,000   39,109             0.0%
#   Proto Corp.                                                   800   10,380             0.0%
    Qol Co., Ltd.                                               4,000   47,305             0.0%
    Raito Kogyo Co., Ltd.                                       4,700   44,948             0.0%
    Rakuten, Inc.                                               6,700   92,816             0.0%
    Relo Holdings, Inc.                                           400   43,010             0.0%
    Renaissance, Inc.                                           2,600   27,230             0.0%
    Rengo Co., Ltd.                                            22,000  104,581             0.0%
    Resona Holdings, Inc.                                     104,700  554,002             0.2%
    Resorttrust, Inc.                                           1,600   41,121             0.0%
    Ricoh Co., Ltd.                                            53,400  575,540             0.2%
    Ricoh Leasing Co., Ltd.                                     1,800   54,529             0.0%
    Right On Co., Ltd.                                          3,300   31,414             0.0%
    Riken Corp.                                                 8,000   30,105             0.0%
    Riken Technos Corp.                                         5,000   16,671             0.0%
#   Riken Vitamin Co., Ltd.                                       500   16,267             0.0%
    Ringer Hut Co., Ltd.                                        1,500   30,593             0.0%
    Rinnai Corp.                                                  800   63,421             0.0%
    Rion Co., Ltd.                                              1,900   29,020             0.0%
    Riso Kagaku Corp.                                           1,800   32,649             0.0%
    Rock Field Co., Ltd.                                          300    7,320             0.0%
    Rohto Pharmaceutical Co., Ltd.                              6,100  100,641             0.0%
    Roland DG Corp.                                             1,400   31,907             0.0%
    Round One Corp.                                            10,800   48,784             0.0%
    Royal Holdings Co., Ltd.                                    1,900   33,371             0.0%
    Ryobi, Ltd.                                                17,000   62,678             0.0%
    Ryoden Trading Co., Ltd.                                    5,000   32,709             0.0%
    Ryohin Keikaku Co., Ltd.                                      400   80,319             0.0%
    Ryosan Co., Ltd.                                            2,300   55,660             0.0%
#   S Foods, Inc.                                               1,400   24,336             0.0%
    Sac's Bar Holdings, Inc.                                    1,200   19,042             0.0%
    Saibu Gas Co., Ltd.                                        21,000   47,193             0.0%
    Sakai Chemical Industry Co., Ltd.                          10,000   29,577             0.0%
    Sakai Heavy Industries, Ltd.                                9,000   17,694             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    Sakai Moving Service Co., Ltd.                               500 $ 24,984             0.0%
    Sakai Ovex Co., Ltd.                                      15,000   25,097             0.0%
    Sakata INX Corp.                                           4,800   43,782             0.0%
    Sakata Seed Corp.                                          2,200   46,573             0.0%
    San-A Co., Ltd.                                            1,400   59,452             0.0%
    San-Ai Oil Co., Ltd.                                       5,000   38,190             0.0%
    San-In Godo Bank, Ltd. (The)                              12,000  110,897             0.0%
    Sanden Holdings Corp.                                     16,000   55,079             0.0%
    Sangetsu Co., Ltd.                                         5,400   86,146             0.0%
    Sanken Electric Co., Ltd.                                 11,000   38,231             0.0%
    Sankyo Seiko Co., Ltd.                                     3,700   14,085             0.0%
#   Sankyo Tateyama, Inc.                                      2,200   30,624             0.0%
    Sankyu, Inc.                                              25,000  140,831             0.1%
    Sanoh Industrial Co., Ltd.                                 1,500    9,502             0.0%
#   Sanrio Co., Ltd.                                           2,400   63,759             0.0%
    Sanshin Electronics Co., Ltd.                              3,200   33,950             0.0%
    Sanwa Holdings Corp.                                      19,900  160,966             0.1%
    Sanyo Chemical Industries, Ltd.                            5,000   36,983             0.0%
    Sanyo Denki Co., Ltd.                                      5,000   30,452             0.0%
    Sanyo Electric Railway Co., Ltd.                           6,000   23,326             0.0%
    Sanyo Shokai, Ltd.                                        13,000   37,915             0.0%
    Sanyo Special Steel Co., Ltd.                              8,000   32,954             0.0%
    Sato Holdings Corp.                                        1,400   30,435             0.0%
    Sato Restaurant Systems Co., Ltd.                          1,100    7,915             0.0%
    Satori Electric Co., Ltd.                                  3,200   21,652             0.0%
#   Sawada Holdings Co., Ltd.                                  2,100   21,034             0.0%
    Sawai Pharmaceutical Co., Ltd.                             2,400  153,642             0.1%
    SBI Holdings, Inc.                                        24,500  277,299             0.1%
#   SBS Holdings, Inc.                                         3,100   28,612             0.0%
    SCREEN Holdings Co., Ltd.                                 15,000   88,625             0.0%
    SCSK Corp.                                                 1,200   46,008             0.0%
    Secom Co., Ltd.                                            2,300  153,422             0.1%
    Seika Corp.                                                2,000    4,544             0.0%
    Seikitokyu Kogyo Co., Ltd.                                 3,600   17,642             0.0%
    Seiko Epson Corp.                                         17,800  271,898             0.1%
    Seiko Holdings Corp.                                      13,000   84,694             0.0%
    Seino Holdings Co., Ltd.                                  11,200  132,924             0.1%
    Seiren Co., Ltd.                                           3,600   42,357             0.0%
    Sekisui Chemical Co., Ltd.                                24,000  283,176             0.1%
    Sekisui House, Ltd.                                       17,500  291,312             0.1%
    Sekisui Jushi Corp.                                        2,400   32,156             0.0%
    Sekisui Plastics Co., Ltd.                                 4,000   12,986             0.0%
#   Senko Co., Ltd.                                            8,000   55,375             0.0%
    Senshu Ikeda Holdings, Inc.                               23,600  101,641             0.0%
#   Senshukai Co., Ltd.                                        3,800   25,353             0.0%
    Seria Co., Ltd.                                            1,600   68,036             0.0%
    Seven & I Holdings Co., Ltd.                               7,600  345,229             0.1%
    Seven Bank, Ltd.                                          11,000   50,122             0.0%
#*  Sharp Corp.                                               99,000  108,512             0.0%
    Shibusawa Warehouse Co., Ltd. (The)                        2,000    5,098             0.0%
    Shibuya Kogyo Co., Ltd.                                    1,600   24,636             0.0%
#   Shidax Corp.                                               2,500   10,409             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
JAPAN -- (Continued)
    Shiga Bank, Ltd. (The)                                     23,000 $122,932             0.0%
    Shikoku Bank, Ltd. (The)                                   27,000   58,677             0.0%
    Shikoku Chemicals Corp.                                     5,000   49,225             0.0%
    Shikoku Electric Power Co., Inc.                            7,300  123,933             0.0%
#   Shima Seiki Manufacturing, Ltd.                             3,200   47,772             0.0%
    Shimachu Co., Ltd.                                          4,500   98,292             0.0%
    Shimadzu Corp.                                              7,000  108,587             0.0%
#   Shimamura Co., Ltd.                                         1,600  179,698             0.1%
    Shimano, Inc.                                                 600   94,541             0.0%
    Shimizu Bank, Ltd. (The)                                      700   17,313             0.0%
    Shimizu Corp.                                              12,000  105,067             0.0%
    Shin Nippon Air Technologies Co., Ltd.                        400    3,556             0.0%
    Shin-Etsu Chemical Co., Ltd.                                7,200  428,178             0.1%
    Shinagawa Refractories Co., Ltd.                            5,000   11,218             0.0%
    Shindengen Electric Manufacturing Co., Ltd.                 7,000   25,565             0.0%
#   Shinko Electric Industries Co., Ltd.                        7,100   43,121             0.0%
    Shinko Plantech Co., Ltd.                                   1,900   15,270             0.0%
    Shinko Shoji Co., Ltd.                                      2,700   30,088             0.0%
    Shinmaywa Industries, Ltd.                                  9,000   98,251             0.0%
    Shinnihon Corp.                                             6,200   29,376             0.0%
    Shinsei Bank, Ltd.                                         54,000  113,226             0.0%
    Shinsho Corp.                                               2,000    4,238             0.0%
    Shionogi & Co., Ltd.                                        4,200  172,269             0.1%
    Ship Healthcare Holdings, Inc.                              4,100   99,315             0.0%
#   Shiroki Corp.                                               7,000   20,328             0.0%
    Shiseido Co., Ltd.                                          7,200  171,029             0.1%
    Shizuoka Bank, Ltd. (The)                                  16,000  160,508             0.1%
    Shizuoka Gas Co., Ltd.                                      6,600   44,365             0.0%
#   Shoei Foods Corp.                                           1,000   10,830             0.0%
#   Shofu, Inc.                                                 1,000   12,962             0.0%
#   Shoko Co., Ltd.                                            14,000   10,500             0.0%
    Showa Corp.                                                 4,500   41,710             0.0%
    Showa Denko KK                                            137,000  172,548             0.1%
    Showa Sangyo Co., Ltd.                                     11,000   41,359             0.0%
    Showa Shell Sekiyu K.K.                                    10,000   88,264             0.0%
#   Siix Corp.                                                  1,500   42,214             0.0%
    Sinanen Holdings Co., Ltd.                                  3,000   11,168             0.0%
    Sinfonia Technology Co., Ltd.                              16,000   27,629             0.0%
    Sinko Industries, Ltd.                                        500    5,304             0.0%
    Sintokogio, Ltd.                                            5,100   43,847             0.0%
    SKY Perfect JSAT Holdings, Inc.                            14,600   76,848             0.0%
    SMC Corp.                                                     400  102,897             0.0%
    SMK Corp.                                                   6,000   30,662             0.0%
    SMS Co., Ltd.                                               1,800   29,897             0.0%
    Sodick Co., Ltd.                                            3,700   27,291             0.0%
    SoftBank Group Corp.                                        8,400  470,634             0.1%
    Software Service, Inc.                                        100    3,769             0.0%
    Sogo Medical Co., Ltd.                                      1,600   59,298             0.0%
    Sohgo Security Services Co., Ltd.                           2,300  110,959             0.0%
    Sojitz Corp.                                              105,700  232,487             0.1%
    Sompo Japan Nipponkoa Holdings, Inc.                        8,300  260,606             0.1%
    Sotetsu Holdings, Inc.                                     20,000  113,875             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Square Enix Holdings Co., Ltd.                              2,800 $   75,682             0.0%
    St Marc Holdings Co., Ltd.                                  2,200     65,399             0.0%
    Stanley Electric Co., Ltd.                                  9,700    185,276             0.1%
    Star Micronics Co., Ltd.                                    2,200     29,862             0.0%
    Start Today Co., Ltd.                                       2,300     77,012             0.0%
    Starts Corp., Inc.                                          2,600     40,768             0.0%
    Starzen Co., Ltd.                                             500     12,953             0.0%
    Stella Chemifa Corp.                                          300      2,929             0.0%
    Studio Alice Co., Ltd.                                      1,400     26,266             0.0%
    Sugi Holdings Co., Ltd.                                     1,100     53,452             0.0%
#   Sumco Corp.                                                12,200    122,985             0.0%
#   Sumida Corp.                                                2,700     18,025             0.0%
    Suminoe Textile Co., Ltd.                                   8,000     22,884             0.0%
    Sumitomo Chemical Co., Ltd.                               100,000    572,820             0.2%
    Sumitomo Corp.                                             17,700    193,590             0.1%
#   Sumitomo Dainippon Pharma Co., Ltd.                         3,900     43,165             0.0%
    Sumitomo Densetsu Co., Ltd.                                 1,900     24,911             0.0%
    Sumitomo Electric Industries, Ltd.                         32,600    444,923             0.1%
    Sumitomo Forestry Co., Ltd.                                12,400    148,311             0.1%
    Sumitomo Heavy Industries, Ltd.                            47,000    211,783             0.1%
    Sumitomo Metal Mining Co., Ltd.                            24,000    297,754             0.1%
    Sumitomo Mitsui Construction Co., Ltd.                     30,700     29,825             0.0%
    Sumitomo Mitsui Financial Group, Inc.                      33,700  1,344,416             0.3%
    Sumitomo Mitsui Trust Holdings, Inc.                       63,000    241,828             0.1%
    Sumitomo Osaka Cement Co., Ltd.                            35,000    134,873             0.1%
    Sumitomo Precision Products Co., Ltd.                       6,000     23,485             0.0%
    Sumitomo Real Estate Sales Co., Ltd.                        1,220     28,106             0.0%
    Sumitomo Realty & Development Co., Ltd.                     2,000     65,857             0.0%
    Sumitomo Riko Co., Ltd.                                     3,300     26,676             0.0%
    Sumitomo Rubber Industries, Ltd.                           18,800    279,621             0.1%
    Sumitomo Seika Chemicals Co., Ltd.                          7,000     48,805             0.0%
    Sumitomo Warehouse Co., Ltd. (The)                         11,000     58,358             0.0%
    Sun Frontier Fudousan Co., Ltd.                             2,200     17,757             0.0%
    Sundrug Co., Ltd.                                           1,200     63,215             0.0%
    Suruga Bank, Ltd.                                           4,700     92,529             0.0%
    Suzuken Co., Ltd.                                           6,050    231,557             0.1%
    Suzuki Motor Corp.                                         10,800    353,629             0.1%
#*  SWCC Showa Holdings Co., Ltd.                              31,000     20,492             0.0%
    Sysmex Corp.                                                2,600    148,613             0.1%
    Systena Corp.                                               2,100     20,406             0.0%
    T Hasegawa Co., Ltd.                                        2,000     26,217             0.0%
    T RAD Co., Ltd.                                             8,000     13,273             0.0%
    T&D Holdings, Inc.                                         17,600    231,277             0.1%
    T&K Toka Co., Ltd.                                            600     11,024             0.0%
    T-Gaia Corp.                                                2,200     33,542             0.0%
#   Tabuchi Electric Co., Ltd.                                  3,000     20,532             0.0%
#   Tachi-S Co., Ltd.                                           3,600     50,258             0.0%
    Tachibana Eletech Co., Ltd.                                 1,080     12,165             0.0%
    Tadano, Ltd.                                               11,000    131,400             0.1%
    Taiheiyo Cement Corp.                                     117,000    385,717             0.1%
    Taiho Kogyo Co., Ltd.                                       1,600     18,465             0.0%
#   Taikisha, Ltd.                                              2,200     53,258             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    Taiko Bank, Ltd. (The)                                    13,000 $ 25,314             0.0%
    Taiko Pharmaceutical Co., Ltd.                             1,500   23,560             0.0%
    Taisei Corp.                                               8,000   51,988             0.0%
    Taisei Lamick Co., Ltd.                                      200    4,785             0.0%
    Taiyo Holdings Co., Ltd.                                   1,300   44,680             0.0%
#   Taiyo Yuden Co., Ltd.                                     11,600  163,341             0.1%
#   Takagi Securities Co., Ltd.                                9,000   15,817             0.0%
    Takara Leben Co., Ltd.                                     9,900   51,469             0.0%
    Takara Standard Co., Ltd.                                  9,000   67,986             0.0%
    Takasago International Corp.                               1,600   42,220             0.0%
    Takasago Thermal Engineering Co., Ltd.                     3,900   55,989             0.0%
    Takashima & Co., Ltd.                                      6,000   12,976             0.0%
    Takashimaya Co., Ltd.                                     22,000  196,663             0.1%
#*  Takata Corp.                                               3,800   43,069             0.0%
    Take And Give Needs Co., Ltd.                                700    3,981             0.0%
    Takeda Pharmaceutical Co., Ltd.                            5,200  253,928             0.1%
#   Takeei Corp.                                               1,700   16,401             0.0%
    Takeuchi Manufacturing Co., Ltd.                           3,300   62,162             0.0%
    Takihyo Co., Ltd.                                          3,000   11,385             0.0%
#   Takiron Co., Ltd.                                          6,000   25,676             0.0%
    Takisawa Machine Tool Co., Ltd.                            7,000    9,656             0.0%
    Takuma Co., Ltd.                                           5,000   39,481             0.0%
#   Tama Home Co., Ltd.                                        4,700   17,498             0.0%
    Tamron Co., Ltd.                                           1,800   35,949             0.0%
    Tamura Corp.                                               7,000   22,269             0.0%
    Tanseisha Co., Ltd.                                        5,400   39,794             0.0%
    Tatsuta Electric Wire and Cable Co., Ltd.                  2,100    8,015             0.0%
    Tayca Corp.                                                4,000   16,701             0.0%
    TBK Co., Ltd.                                              3,000   11,894             0.0%
    TDK Corp.                                                  7,000  445,875             0.1%
    Teijin, Ltd.                                              97,000  342,415             0.1%
    Teikoku Electric Manufacturing Co., Ltd.                   2,000   13,756             0.0%
    Terumo Corp.                                               4,000  118,680             0.0%
    THK Co., Ltd.                                              8,900  167,655             0.1%
    Toa Corp.(6894508)                                        20,000   45,380             0.0%
#   Toa Corp.(6894434)                                         2,500   25,264             0.0%
    Toa Oil Co., Ltd.                                         10,000   12,549             0.0%
    TOA ROAD Corp.                                             7,000   27,557             0.0%
    Toagosei Co., Ltd.                                        11,100   92,932             0.0%
#*  Tobishima Corp.                                           14,400   25,326             0.0%
    Tobu Railway Co., Ltd.                                    18,000   87,061             0.0%
    TOC Co., Ltd.                                              2,400   17,596             0.0%
    Tocalo Co., Ltd.                                           2,100   42,154             0.0%
    Tochigi Bank, Ltd. (The)                                   8,000   45,698             0.0%
    Toda Corp.                                                19,000  103,356             0.0%
    Toda Kogyo Corp.                                           8,000   21,722             0.0%
    Toei Co., Ltd.                                             8,000   71,479             0.0%
    Toenec Corp.                                               5,000   38,701             0.0%
    Togami Electric Manufacturing Co., Ltd.                    5,000   29,652             0.0%
    Toho Bank, Ltd. (The)                                     21,000   77,342             0.0%
    Toho Co., Ltd.                                             1,600   41,637             0.0%
    Toho Co., Ltd/Kobe                                           600   11,080             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
JAPAN -- (Continued)
    Toho Gas Co., Ltd.                                         16,000 $ 97,990             0.0%
#   Toho Holdings Co., Ltd.                                     4,800  106,422             0.0%
#   Toho Zinc Co., Ltd.                                        10,000   27,636             0.0%
    Tohoku Bank, Ltd. (The)                                     7,000    8,911             0.0%
    Tohoku Electric Power Co., Inc.                             7,700  108,111             0.0%
#   Tokai Carbon Co., Ltd.                                     26,000   70,896             0.0%
    Tokai Corp.                                                   400   12,816             0.0%
    TOKAI Holdings Corp.                                        9,600   40,712             0.0%
    Tokai Rika Co., Ltd.                                        4,200   90,815             0.0%
    Token Corp.                                                   510   40,467             0.0%
    Tokio Marine Holdings, Inc.                                 8,500  327,519             0.1%
    Tokushu Tokai Paper Co., Ltd.                               6,000   19,970             0.0%
#*  Tokuyama Corp.                                             24,000   48,401             0.0%
    Tokyo Dome Corp.                                           17,000   78,926             0.0%
*   Tokyo Electric Power Co., Inc.                             20,200  137,793             0.1%
#   Tokyo Electron Device, Ltd.                                 2,000   25,814             0.0%
    Tokyo Electron, Ltd.                                        2,400  143,949             0.1%
    Tokyo Energy & Systems, Inc.                                2,000   19,365             0.0%
    Tokyo Gas Co., Ltd.                                        16,000   79,182             0.0%
    Tokyo Keiki, Inc.                                          10,000   19,788             0.0%
*   Tokyo Rope Manufacturing Co., Ltd.                         18,000   27,840             0.0%
    Tokyo Seimitsu Co., Ltd.                                    3,500   77,274             0.0%
    Tokyo Steel Manufacturing Co., Ltd.                         9,000   60,059             0.0%
    Tokyo Tatemono Co., Ltd.                                   13,000  161,529             0.1%
    Tokyo Tekko Co., Ltd.                                       5,000   23,176             0.0%
#   Tokyo Theatres Co., Inc.                                    8,000    8,859             0.0%
    Tokyo TY Financial Group, Inc.                              1,622   50,805             0.0%
    Tokyu Construction Co., Ltd.                                2,740   20,882             0.0%
    Tokyu Corp.                                                14,000  113,522             0.0%
    Tokyu Fudosan Holdings Corp.                               14,843  104,334             0.0%
    Toli Corp.                                                  4,000   11,364             0.0%
    Tomoe Corp.                                                 5,400   16,502             0.0%
#   Tomoe Engineering Co., Ltd.                                   900   11,333             0.0%
#   Tomoku Co., Ltd.                                            2,000    4,310             0.0%
    TOMONY Holdings, Inc.                                      16,800   65,149             0.0%
#   Tomy Co., Ltd.                                              4,900   24,687             0.0%
    Tonami Holdings Co., Ltd.                                   6,000   19,580             0.0%
    TonenGeneral Sekiyu K.K.                                    4,000   41,559             0.0%
    Topcon Corp.                                                4,200   60,679             0.0%
    Toppan Forms Co., Ltd.                                      5,300   68,278             0.0%
    Toppan Printing Co., Ltd.                                  18,000  161,414             0.1%
    Topre Corp.                                                 4,100   89,068             0.0%
#   Topy Industries, Ltd.                                      19,000   42,749             0.0%
    Toray Industries, Inc.                                     33,000  287,899             0.1%
    Toridoll.corp                                               1,100   13,915             0.0%
#   Torishima Pump Manufacturing Co., Ltd.                      2,900   22,498             0.0%
    Tosei Corp.                                                 2,900   17,955             0.0%
*   Toshiba Corp.                                             144,000  406,232             0.1%
    Toshiba Machine Co., Ltd.                                  13,000   44,766             0.0%
    Toshiba Plant Systems & Services Corp.                      2,700   28,921             0.0%
    Toshiba TEC Corp.                                          11,000   39,851             0.0%
    Tosho Co., Ltd.                                               900   23,753             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    Tosho Printing Co., Ltd.                                   5,000 $ 21,033             0.0%
    Tosoh Corp.                                               52,000  264,095             0.1%
    Totetsu Kogyo Co., Ltd.                                    1,700   36,758             0.0%
    TOTO, Ltd.                                                 2,499   84,729             0.0%
    Tottori Bank, Ltd. (The)                                   3,000    5,280             0.0%
    Towa Bank, Ltd. (The)                                     30,000   26,249             0.0%
    Towa Corp.                                                 4,100   22,005             0.0%
    Towa Pharmaceutical Co., Ltd.                                700   47,603             0.0%
    Toyo Construction Co., Ltd.                                6,900   31,710             0.0%
#   Toyo Denki Seizo - Toyo Electric Manufacturing Co., Ltd.   4,000   14,575             0.0%
#   Toyo Engineering Corp.                                    10,000   25,147             0.0%
    Toyo Ink SC Holdings Co., Ltd.                            19,000   78,342             0.0%
    Toyo Kanetsu K.K.                                          8,000   12,932             0.0%
    Toyo Kohan Co., Ltd.                                       4,600   14,845             0.0%
    Toyo Securities Co., Ltd.                                  7,000   22,592             0.0%
    Toyo Seikan Group Holdings, Ltd.                          12,100  233,812             0.1%
    Toyo Suisan Kaisha, Ltd.                                   3,000  110,543             0.0%
    Toyo Tanso Co., Ltd.                                       1,400   20,159             0.0%
    Toyo Tire & Rubber Co., Ltd.                               6,900  145,195             0.1%
    Toyo Wharf & Warehouse Co., Ltd.                          15,000   23,605             0.0%
    Toyobo Co., Ltd.                                          79,000  115,802             0.0%
    Toyoda Gosei Co., Ltd.                                     7,900  181,084             0.1%
    Toyota Boshoku Corp.                                       6,300  134,611             0.1%
    Toyota Tsusho Corp.                                       15,400  352,692             0.1%
    TPR Co., Ltd.                                              2,400   58,667             0.0%
    Trancom Co., Ltd.                                            300   14,460             0.0%
    Transcosmos, Inc.                                            900   25,129             0.0%
    Trend Micro, Inc.                                          1,900   74,046             0.0%
    Trusco Nakayama Corp.                                      1,700   59,604             0.0%
    TS Tech Co., Ltd.                                          4,300  117,930             0.0%
    Tsubakimoto Chain Co.                                     14,000  102,582             0.0%
    Tsugami Corp.                                              6,000   29,373             0.0%
    Tsukada Global Holdings, Inc.                              1,700   10,893             0.0%
    Tsukishima Kikai Co., Ltd.                                 1,000    9,535             0.0%
    Tsukuba Bank, Ltd.                                         6,800   23,919             0.0%
    Tsukui Corp.                                               3,500   37,588             0.0%
#   Tsumura & Co.                                              4,600  110,842             0.0%
    Tsuruha Holdings, Inc.                                     1,100   87,146             0.0%
    Tsurumi Manufacturing Co., Ltd.                            2,000   36,531             0.0%
    Tyo, Inc.                                                 13,700   23,213             0.0%
    UACJ Corp.                                                23,000   44,665             0.0%
    Ube Industries, Ltd.                                      99,000  207,876             0.1%
    Uchida Yoko Co., Ltd.                                      7,000   22,459             0.0%
    UKC Holdings Corp.                                         1,600   32,059             0.0%
    Ulvac, Inc.                                                4,900   87,146             0.0%
    Unicharm Corp.                                             2,800   59,798             0.0%
    Uniden Holdings Corp.                                     10,000   15,919             0.0%
    Union Tool Co.                                             1,200   29,620             0.0%
    Unipres Corp.                                              3,300   74,997             0.0%
    United Arrows, Ltd.                                        1,700   73,238             0.0%
    United Super Markets Holdings, Inc.                          800    6,972             0.0%
*   Unitika, Ltd.                                             22,000   11,060             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
#   Unizo Holdings Co., Ltd.                                   1,400 $ 59,432             0.0%
    UNY Group Holdings Co., Ltd.                              17,400   96,199             0.0%
*   Usen Corp.                                                 6,500   17,306             0.0%
    Ushio, Inc.                                               10,400  143,269             0.1%
    USS Co., Ltd.                                              3,500   61,789             0.0%
#*  UT Group Co., Ltd.                                         2,700   14,695             0.0%
    Valor Holdings Co., Ltd.                                   4,600  107,273             0.0%
#   Vital KSK Holdings, Inc.                                   2,200   15,997             0.0%
    VT Holdings Co., Ltd.                                      7,500   46,380             0.0%
    Wacoal Holdings Corp.                                     11,000  138,033             0.1%
#   Wacom Co., Ltd.                                           14,000   52,402             0.0%
#   Wakachiku Construction Co., Ltd.                          15,000   19,002             0.0%
    Wakita & Co., Ltd.                                         3,000   23,611             0.0%
    Warabeya Nichiyo Co., Ltd.                                 1,700   33,187             0.0%
#*  WATAMI Co., Ltd.                                           2,300   16,144             0.0%
    Weathernews, Inc.                                            900   28,964             0.0%
#   Welcia Holdings Co., Ltd.                                  1,065   52,489             0.0%
#   West Holdings Corp.                                        3,200   18,771             0.0%
    West Japan Railway Co.                                     2,200  154,565             0.1%
    Wowow, Inc.                                                1,000   27,361             0.0%
    Xebio Holdings Co., Ltd.                                   2,700   48,308             0.0%
    Yahagi Construction Co., Ltd.                              2,300   19,784             0.0%
    Yahoo Japan Corp.                                         11,800   50,045             0.0%
    Yakult Honsha Co., Ltd.                                      800   42,353             0.0%
    YAMABIKO Corp.                                             2,400   22,087             0.0%
    Yamada Denki Co., Ltd.                                    54,500  245,176             0.1%
#   Yamagata Bank, Ltd. (The)                                 16,000   62,187             0.0%
#   Yamaguchi Financial Group, Inc.                           15,000  184,494             0.1%
    Yamaha Motor Co., Ltd.                                     7,100  159,199             0.1%
    Yamaichi Electronics Co., Ltd.                             3,000   26,563             0.0%
    Yamanashi Chuo Bank, Ltd. (The)                           18,000   84,373             0.0%
    Yamatane Corp.                                            14,000   21,332             0.0%
    Yamato Holdings Co., Ltd.                                  5,100  100,390             0.0%
    Yamato Kogyo Co., Ltd.                                     3,800  101,221             0.0%
    Yamazaki Baking Co., Ltd.                                 10,000  192,586             0.1%
    Yamazen Corp.                                              4,500   40,186             0.0%
    Yaoko Co., Ltd.                                            1,400   56,389             0.0%
#   Yaskawa Electric Corp.                                    13,900  164,880             0.1%
    Yellow Hat, Ltd.                                           2,000   44,000             0.0%
    Yokogawa Bridge Holdings Corp.                             2,800   25,956             0.0%
    Yokogawa Electric Corp.                                   15,900  177,608             0.1%
    Yokohama Reito Co., Ltd.                                   3,400   27,116             0.0%
    Yokohama Rubber Co., Ltd. (The)                           11,000  211,460             0.1%
    Yondoshi Holdings, Inc.                                    1,300   27,522             0.0%
    Yorozu Corp.                                               1,500   32,057             0.0%
#   Yoshinoya Holdings Co., Ltd.                               1,600   19,713             0.0%
    Yuasa Trading Co., Ltd.                                    1,500   34,965             0.0%
#   Yumeshin Holdings Co., Ltd.                                2,600   15,040             0.0%
    Yurtec Corp.                                               4,000   38,380             0.0%
    Yusen Logistics Co., Ltd.                                  1,400   16,334             0.0%
    Yushiro Chemical Industry Co., Ltd.                        2,000   23,135             0.0%
    Yutaka Giken Co., Ltd.                                       200    4,139             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
JAPAN -- (Continued)
#   Zenrin Co., Ltd.                                            2,300 $    33,499             0.0%
    Zensho Holdings Co., Ltd.                                   9,400      88,569             0.0%
    Zeon Corp.                                                 14,000     114,265             0.0%
    ZERIA Pharmaceutical Co., Ltd.                              2,300      34,259             0.0%
    Zojirushi Corp.                                             4,000      56,963             0.0%
                                                                      -----------            ----
TOTAL JAPAN                                                            98,509,769            23.2%
                                                                      -----------            ----
NETHERLANDS -- (2.5%)
    Aalberts Industries NV                                     10,979     355,943             0.1%
    Accell Group                                                2,133      44,452             0.0%
    Aegon NV                                                   60,737     372,710             0.1%
    Akzo Nobel NV                                              14,942   1,056,853             0.3%
    AMG Advanced Metallurgical Group NV                         3,771      31,040             0.0%
    Amsterdam Commodities NV                                    2,100      52,845             0.0%
#*  APERAM SA                                                   5,079     156,384             0.0%
    Arcadis NV                                                  5,213     131,416             0.0%
    ASM International NV                                        5,441     207,560             0.1%
    ASML Holding NV                                             2,334     216,562             0.1%
    BE Semiconductor Industries NV                              3,932      84,873             0.0%
    Beter Bed Holding NV                                          905      21,648             0.0%
    BinckBank NV                                                4,695      41,299             0.0%
    Brunel International NV                                     2,935      55,047             0.0%
    Corbion NV                                                  4,613     113,272             0.0%
#   Delta Lloyd NV                                             20,263     159,673             0.1%
#*  Fugro NV                                                    6,233     118,275             0.0%
    Gemalto NV                                                  5,597     350,425             0.1%
#*  Heijmans NV                                                 1,782      14,985             0.0%
    Hunter Douglas NV                                              40       1,659             0.0%
    ING Groep NV                                               68,097     994,695             0.2%
    ING Groep NV Sponsored ADR                                    924      13,370             0.0%
    KAS Bank NV                                                 1,078      12,723             0.0%
    Kendrion NV                                                 1,490      35,921             0.0%
    Koninklijke Ahold NV                                       46,728     950,576             0.2%
*   Koninklijke BAM Groep NV                                   26,319     144,953             0.0%
    Koninklijke Boskalis Westminster NV                         8,725     423,465             0.1%
    Koninklijke KPN NV                                        218,370     800,152             0.2%
    Koninklijke Philips NV                                     28,008     754,536             0.2%
    Koninklijke Ten Cate NV                                     3,837     103,795             0.0%
    Koninklijke Vopak NV                                        4,685     188,199             0.1%
    Mota-Engil Africa NV                                          484       3,190             0.0%
    Nederland Apparatenfabriek                                    310      10,229             0.0%
#*  Ordina NV                                                   9,133      10,967             0.0%
    Randstad Holding NV                                         7,852     468,264             0.1%
    RELX NV                                                    24,292     414,343             0.1%
*   SBM Offshore NV                                            21,170     289,230             0.1%
    Sligro Food Group NV                                        2,401      88,149             0.0%
*   Telegraaf Media Groep NV                                      752       3,369             0.0%
    TKH Group NV                                                4,232     160,141             0.1%
*   TomTom NV                                                   9,369     101,602             0.0%
#   Unilever NV                                                20,396     917,412             0.2%
    USG People NV                                               4,742      75,371             0.0%
    Van Lanschot NV                                               566      13,393             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
NETHERLANDS -- (Continued)
    Wessanen                                                    8,129 $    87,316             0.0%
    Wolters Kluwer NV                                          20,550     694,534             0.2%
                                                                      -----------             ---
TOTAL NETHERLANDS                                                      11,346,816             2.7%
                                                                      -----------             ---
NEW ZEALAND -- (0.4%)
    Air New Zealand, Ltd.                                      52,992     104,238             0.0%
    Auckland International Airport, Ltd.                       60,650     215,526             0.1%
*   Chorus, Ltd.                                               10,829      20,820             0.0%
    Contact Energy, Ltd.                                       34,933     122,613             0.0%
    Ebos Group, Ltd.                                            2,111      19,484             0.0%
    Fisher & Paykel Healthcare Corp., Ltd.                     30,399     159,962             0.1%
    Fletcher Building, Ltd.                                    32,323     162,800             0.1%
    Freightways, Ltd.                                           8,155      32,464             0.0%
    Infratil, Ltd.                                             39,735      83,455             0.0%
    Kathmandu Holdings, Ltd.                                    8,507       9,028             0.0%
    Mainfreight, Ltd.                                           8,770      91,998             0.0%
    Metlifecare, Ltd.                                          11,749      35,459             0.0%
    Nuplex Industries, Ltd.                                    11,510      33,160             0.0%
#   Port of Tauranga, Ltd.                                      3,937      47,963             0.0%
    Restaurant Brands New Zealand, Ltd.                         3,694      10,700             0.0%
    Ryman Healthcare, Ltd.                                     14,109      75,279             0.0%
    Skellerup Holdings, Ltd.                                   11,366      11,767             0.0%
    SKY Network Television, Ltd.                               25,245      77,504             0.0%
    Spark New Zealand, Ltd.                                   114,130     258,872             0.1%
    Summerset Group Holdings, Ltd.                              4,962      13,193             0.0%
    Tower, Ltd.                                                17,032      24,103             0.0%
    Trade Me Group, Ltd.                                       30,583      75,822             0.0%
    TrustPower, Ltd.                                            3,203      16,920             0.0%
    Vector, Ltd.                                               12,512      27,973             0.0%
    Warehouse Group, Ltd. (The)                                 9,073      16,760             0.0%
*   Xero, Ltd.                                                    584       6,332             0.0%
                                                                      -----------             ---
TOTAL NEW ZEALAND                                                       1,754,195             0.4%
                                                                      -----------             ---
NORWAY -- (0.9%)
    ABG Sundal Collier Holding ASA                             18,293      13,778             0.0%
#*  Akastor ASA                                                13,509      17,624             0.0%
#   Aker ASA Class A                                            3,339      65,763             0.0%
#   Aker Solutions ASA                                          6,440      25,867             0.0%
    American Shipping ASA                                       2,375      10,028             0.0%
*   Archer                                                      3,265       3,927             0.0%
    Atea ASA                                                    8,274      76,925             0.0%
    Austevoll Seafood ASA                                      11,022      67,784             0.0%
    Bakkafrost P/F                                              2,644      84,926             0.0%
    Bonheur ASA                                                 1,193       8,073             0.0%
    BW Offshore, Ltd.                                          42,234      17,609             0.0%
*   Det Norske Oljeselskap ASA                                  7,642      47,304             0.0%
    DNB ASA                                                    21,544     274,297             0.1%
#*  DNO ASA                                                    34,782      35,147             0.0%
*   DOF ASA                                                       435         275             0.0%
    Ekornes ASA                                                 1,930      20,525             0.0%
*   Fred Olsen Energy ASA                                       1,943       9,081             0.0%
#*  Frontline, Ltd.                                            15,867      49,579             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
NORWAY -- (Continued)
    Gjensidige Forsikring ASA                                     3,708 $   56,454             0.0%
    Grieg Seafood ASA                                             2,851     10,184             0.0%
    Hexagon Composites ASA                                        3,890      5,996             0.0%
#   Hoegh LNG Holdings, Ltd.                                      2,182     26,238             0.0%
*   Kongsberg Automotive ASA                                     36,555     21,130             0.0%
    Kvaerner ASA                                                 23,002     14,493             0.0%
    Leroy Seafood Group ASA                                       1,710     59,980             0.0%
    Marine Harvest ASA                                           10,704    143,670             0.1%
#*  Nordic Semiconductor ASA                                      8,150     39,169             0.0%
    Norsk Hydro ASA                                              56,801    203,449             0.1%
#*  Norske Skogindustrier ASA                                    31,267      8,429             0.0%
#*  Norwegian Air Shuttle ASA                                     1,413     51,924             0.0%
*   Odfjell SE Class A                                              203        644             0.0%
#   Opera Software ASA                                            7,540     47,109             0.0%
    Orkla ASA                                                     7,127     60,651             0.0%
    Petroleum Geo-Services ASA                                   24,611    102,978             0.0%
    Prosafe SE                                                   16,952     47,020             0.0%
#*  REC Silicon ASA                                             168,860     30,352             0.0%
    Salmar ASA                                                    2,265     37,057             0.0%
    Schibsted ASA Class A                                         1,268     42,550             0.0%
*   Schibsted ASA Class B                                         1,497     46,768             0.0%
#   Seadrill, Ltd.(B09RMQ1)                                      15,042     96,729             0.0%
#   Seadrill, Ltd.(B0HWHV8)                                       8,487     54,911             0.0%
    Solstad Offshore ASA                                            578      1,764             0.0%
*   Songa Offshore                                              103,912     14,659             0.0%
    SpareBank 1 SR-Bank ASA                                       9,690     46,288             0.0%
    Statoil ASA                                                  43,082    696,389             0.2%
#   Statoil ASA Sponsored ADR                                     3,101     50,112             0.0%
    Stolt-Nielsen, Ltd.                                           2,560     34,591             0.0%
*   Storebrand ASA                                               39,285    137,078             0.1%
#*  Subsea 7 SA                                                  19,919    156,231             0.1%
    Telenor ASA                                                   6,795    128,005             0.0%
    TGS Nopec Geophysical Co. ASA                                 9,887    196,038             0.1%
    Tomra Systems ASA                                             6,595     70,362             0.0%
    Veidekke ASA                                                  5,525     70,185             0.0%
    Yara International ASA                                        2,987    135,687             0.1%
                                                                        ----------             ---
TOTAL NORWAY                                                             3,773,786             0.9%
                                                                        ----------             ---
PORTUGAL -- (0.4%)
    Altri SGPS SA                                                17,850     84,404             0.0%
*   Banco BPI SA                                                 56,401     68,419             0.0%
*   Banco Comercial Portugues SA Class R                      2,191,127    125,601             0.0%
*   Banco Espirito Santo SA                                     114,362         --             0.0%
    EDP - Energias de Portugal SA                                38,500    142,276             0.0%
    EDP Renovaveis SA                                            23,708    171,996             0.1%
    Galp Energia SGPS SA                                         33,029    356,547             0.1%
    Jeronimo Martins SGPS SA                                     11,261    158,067             0.1%
#   Mota-Engil SGPS SA                                            5,517     13,800             0.0%
    NOS SGPS SA                                                  11,227     93,164             0.0%
    Portucel SA                                                  42,396    172,603             0.1%
    REN - Redes Energeticas Nacionais SGPS SA                    17,419     53,082             0.0%
    Sonae SGPS SA                                                88,773    106,066             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
PORTUGAL -- (Continued)
#   Teixeira Duarte SA                                         12,108 $    6,047             0.0%
                                                                      ----------             ---
TOTAL PORTUGAL                                                         1,552,072             0.4%
                                                                      ----------             ---
SINGAPORE -- (1.3%)
#*  Ausgroup, Ltd.                                             14,000      1,533             0.0%
#*  Biosensors International Group, Ltd.                      107,600     52,229             0.0%
*   Boustead Projects, Ltd.                                     2,700      1,628             0.0%
    Boustead Singapore, Ltd.                                   31,600     21,602             0.0%
    Breadtalk Group, Ltd.                                      12,000     10,165             0.0%
    Bukit Sembawang Estates, Ltd.                               8,400     28,276             0.0%
    CapitaLand, Ltd.                                           69,600    153,531             0.1%
    Centurion Corp., Ltd.                                      37,000     11,056             0.0%
    China Merchants Holdings Pacific, Ltd.                     15,750     10,726             0.0%
    Chip Eng Seng Corp., Ltd.                                  30,000     14,667             0.0%
    City Developments, Ltd.                                    10,200     57,725             0.0%
    ComfortDelGro Corp., Ltd.                                  74,600    161,405             0.1%
#   Cosco Corp. Singapore, Ltd.                                96,000     25,698             0.0%
    CSE Global, Ltd.                                           44,000     15,531             0.0%
#   CWT, Ltd.                                                  22,000     31,405             0.0%
    DBS Group Holdings, Ltd.                                   36,811    452,593             0.1%
*   Del Monte Pacific, Ltd.                                    53,748     11,471             0.0%
#   Dyna-Mac Holdings, Ltd.                                    42,000      5,810             0.0%
#   Ezion Holdings, Ltd.                                      129,040     64,249             0.0%
*   Ezra Holdings, Ltd.                                       190,010     16,535             0.0%
    Falcon Energy Group, Ltd.                                  77,000     13,202             0.0%
    First Resources, Ltd.                                      68,800     92,162             0.0%
    Fragrance Group, Ltd.                                      64,000      8,769             0.0%
    Frasers Centrepoint, Ltd.                                  12,900     15,000             0.0%
*   Gallant Venture, Ltd.                                      52,000      8,511             0.0%
    Global Logistic Properties, Ltd.                           52,300     83,649             0.0%
    Global Premium Hotels, Ltd.                                 5,120      1,057             0.0%
*   GMG Global, Ltd.                                           16,300      4,473             0.0%
    Golden Agri-Resources, Ltd.                               438,500    121,694             0.0%
    Great Eastern Holdings, Ltd.                                1,600     24,363             0.0%
#   GuocoLand, Ltd.                                             5,000      6,637             0.0%
    GuocoLeisure, Ltd.                                         45,000     28,689             0.0%
    Ho Bee Land, Ltd.                                          17,000     23,884             0.0%
    Hong Fok Corp., Ltd.                                       23,000     11,824             0.0%
    Hongkong Land Holdings, Ltd.                               10,000     74,982             0.0%
    Hutchison Port Holdings Trust                             225,900    125,116             0.1%
#   Hyflux, Ltd.                                               43,000     20,797             0.0%
    Indofood Agri Resources, Ltd.                              50,000     20,291             0.0%
    Interplex Holdings, Ltd.                                   19,400      9,769             0.0%
    Jardine Cycle & Carriage, Ltd.                              3,866     89,509             0.0%
    K1 Ventures, Ltd.                                          82,000     11,713             0.0%
    Keppel Corp., Ltd.                                         75,800    381,554             0.1%
    Keppel Infrastructure Trust                                62,725     23,257             0.0%
    Lian Beng Group, Ltd.                                      48,000     18,106             0.0%
    M1, Ltd.                                                   15,000     30,371             0.0%
    Mermaid Maritime PCL                                       43,000      5,396             0.0%
    Midas Holdings, Ltd.                                      112,000     25,048             0.0%
    Nam Cheong, Ltd.                                          118,000     14,095             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
SINGAPORE -- (Continued)
#*  Neptune Orient Lines, Ltd.                                 93,200 $   66,014             0.0%
#   Noble Group, Ltd.                                         344,600    123,725             0.1%
    Olam International, Ltd.                                   25,300     36,019             0.0%
#   OSIM International, Ltd.                                   16,000     15,514             0.0%
*   Otto Marine, Ltd.                                          22,500      6,033             0.0%
    OUE, Ltd.                                                  21,900     27,988             0.0%
    Oversea-Chinese Banking Corp., Ltd.                       107,660    692,023             0.2%
    Oxley Holdings, Ltd.                                       35,000     10,451             0.0%
    Pan-United Corp., Ltd.                                     16,800      8,111             0.0%
    Penguin International, Ltd.                                86,000      9,182             0.0%
    Petra Foods, Ltd.                                          18,000     31,073             0.0%
    QAF, Ltd.                                                  29,082     21,659             0.0%
    Raffles Education Corp., Ltd.                             103,000     21,322             0.0%
    Rotary Engineering, Ltd.                                   10,000      2,818             0.0%
    SATS, Ltd.                                                 37,000     99,996             0.0%
    SembCorp Industries, Ltd.                                  79,800    203,343             0.1%
#   SembCorp Marine, Ltd.                                      54,100     90,023             0.0%
    Sheng Siong Group, Ltd.                                    39,000     23,607             0.0%
    Sinarmas Land, Ltd.                                       116,000     39,629             0.0%
    Singapore Airlines, Ltd.                                   35,100    270,033             0.1%
    Singapore Exchange, Ltd.                                   13,000     68,398             0.0%
    Singapore Post, Ltd.                                       71,600     96,649             0.0%
    Singapore Press Holdings, Ltd.                             31,500     89,586             0.0%
    Singapore Telecommunications, Ltd.                        103,300    293,501             0.1%
#*  Sino Grandness Food Industry Group, Ltd.                   46,000     11,410             0.0%
    SMRT Corp., Ltd.                                           52,500     54,626             0.0%
    Stamford Land Corp., Ltd.                                  35,000     12,880             0.0%
    StarHub, Ltd.                                              26,600     68,237             0.0%
    Sunningdale Tech, Ltd.                                     26,600     16,113             0.0%
*   SunVic Chemical Holdings, Ltd.                             63,000     10,519             0.0%
    Super Group, Ltd.                                          34,000     21,779             0.0%
#*  Swiber Holdings, Ltd.                                      23,999      4,435             0.0%
    Tat Hong Holdings, Ltd.                                     5,000      1,993             0.0%
    Tuan Sing Holdings, Ltd.                                  103,000     24,958             0.0%
    UMS Holdings, Ltd.                                         22,000      7,913             0.0%
    United Engineers, Ltd.                                     37,800     53,527             0.0%
    United Industrial Corp., Ltd.                               7,000     15,378             0.0%
    United Overseas Bank, Ltd.                                 26,833    389,636             0.1%
    UOB-Kay Hian Holdings, Ltd.                                 4,000      4,112             0.0%
    UOL Group, Ltd.                                            35,351    164,975             0.1%
#*  Vard Holdings, Ltd.                                        60,000     16,229             0.0%
    Venture Corp., Ltd.                                        25,200    148,509             0.1%
    Vibrant Group, Ltd.                                        65,537     17,039             0.0%
    Wee Hur Holdings, Ltd.                                     81,000     17,067             0.0%
    Wilmar International, Ltd.                                 32,000     71,308             0.0%
    Wing Tai Holdings, Ltd.                                    36,000     44,799             0.0%
*   Yongnam Holdings, Ltd.                                     26,500      7,363             0.0%
                                                                      ----------             ---
TOTAL SINGAPORE                                                        5,973,255             1.4%
                                                                      ----------             ---
SPAIN -- (2.9%)
#   Abengoa SA Class A                                          3,849      4,575             0.0%
#   Abengoa SA Class B                                         51,311     49,695             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
SPAIN -- (Continued)
    Abertis Infraestructuras SA                                 9,175 $  152,361             0.1%
    Acciona SA                                                  2,954    247,810             0.1%
    Acerinox SA                                                12,008    129,743             0.0%
    ACS Actividades de Construccion y Servicios SA             14,577    494,580             0.1%
    Adveo Group International SA                                   65        372             0.0%
    Almirall SA                                                 5,248    101,015             0.0%
    Amadeus IT Holding SA Class A                               9,286    394,995             0.1%
    Atresmedia Corp de Medios de Comunicacion SA                3,836     49,127             0.0%
    Banco Bilbao Vizcaya Argentaria SA                        115,838    996,626             0.2%
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR            2,395     20,649             0.0%
    Banco Bilbao Vizcaya Argentaria, SA                         1,259     10,854             0.0%
    Banco de Sabadell SA                                      216,967    418,595             0.1%
    Banco Popular Espanol SA                                  123,159    468,263             0.1%
    Banco Santander SA                                        294,217  1,643,555             0.4%
    Bankia SA                                                 175,033    224,936             0.1%
    Bankinter SA                                               38,583    279,038             0.1%
    Bolsas y Mercados Espanoles SHMSF SA                        5,377    192,915             0.1%
    CaixaBank SA                                               74,042    283,594             0.1%
*   Cementos Portland Valderrivas SA                              950      5,332             0.0%
    Cie Automotive SA                                           4,179     66,929             0.0%
    Construcciones y Auxiliar de Ferrocarriles SA                 177     49,409             0.0%
    Distribuidora Internacional de Alimentacion SA             42,090    267,423             0.1%
    Duro Felguera SA                                            4,050      9,514             0.0%
    Ebro Foods SA                                               4,864     92,135             0.0%
    Elecnor SA                                                    708      6,260             0.0%
    Enagas SA                                                  13,749    415,746             0.1%
    Ence Energia y Celulosa SA                                  9,648     33,723             0.0%
    Faes Farma SA                                              10,171     27,330             0.0%
    Ferrovial SA                                                5,806    146,470             0.0%
#   Fluidra SA                                                  2,916     10,233             0.0%
*   Fomento de Construcciones y Contratas SA                    6,943     52,856             0.0%
    Gamesa Corp. Tecnologica SA                                21,617    341,189             0.1%
    Gas Natural SDG SA                                          9,767    211,278             0.1%
    Grupo Catalana Occidente SA                                 2,894     89,732             0.0%
    Iberdrola SA                                              213,652  1,523,582             0.4%
#*  Indra Sistemas SA                                           5,559     59,473             0.0%
#   Industria de Diseno Textil SA                               8,175    306,108             0.1%
    Mapfre SA                                                 116,554    345,788             0.1%
    Mediaset Espana Comunicacion SA                            14,442    175,232             0.1%
    Melia Hotels International SA                               3,629     52,403             0.0%
*   NH Hotel Group SA                                          11,941     72,982             0.0%
#   Obrascon Huarte Lain SA(5379749)                            6,036     48,277             0.0%
    Obrascon Huarte Lain SA(BZBWTC4)                            6,322     50,708             0.0%
    Papeles y Cartones de Europa SA                             6,721     38,128             0.0%
*   Promotora de Informaciones SA Class A                       3,939     21,846             0.0%
    Prosegur Cia de Seguridad SA                               24,821    110,438             0.0%
*   Realia Business SA                                         12,791     10,053             0.0%
    Red Electrica Corp. SA                                      4,540    399,678             0.1%
    Repsol SA                                                  30,938    389,459             0.1%
    Sacyr SA                                                   29,237     73,558             0.0%
    Tecnicas Reunidas SA                                        2,059     91,701             0.0%
    Telefonica SA                                              73,165    965,285             0.2%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------ ----------- ---------------
SPAIN -- (Continued)
    Telefonica SA Sponsored ADR                                2,021 $    26,617             0.0%
    Tubacex SA                                                 6,641      14,237             0.0%
    Tubos Reunidos SA                                          7,475       7,841             0.0%
    Vidrala SA                                                 1,713      81,076             0.0%
    Viscofan SA                                                2,604     151,879             0.0%
    Zardoya Otis SA                                            8,056      99,051             0.0%
*   Zeltia SA                                                  7,549      33,492             0.0%
                                                                     -----------             ---
TOTAL SPAIN                                                           13,137,749             3.1%
                                                                     -----------             ---
SWEDEN -- (2.8%)
    AAK AB                                                     2,268     163,303             0.0%
    Acando AB                                                 15,009      24,471             0.0%
    AddTech AB Class B                                         2,954      41,874             0.0%
    AF AB Class B                                              3,901      57,689             0.0%
    Alfa Laval AB                                              7,473     131,105             0.0%
    Assa Abloy AB Class B                                     20,950     416,760             0.1%
    Atrium Ljungberg AB Class B                                1,921      29,790             0.0%
    Avanza Bank Holding AB                                     1,201      47,500             0.0%
    Axfood AB                                                  4,784      86,332             0.0%
    B&B Tools AB Class B                                       1,178      15,376             0.0%
    Beijer Alma AB                                             2,417      56,012             0.0%
    Bilia AB Class A                                           6,032     126,433             0.0%
    BillerudKorsnas AB                                        15,598     282,282             0.1%
    BioGaia AB Class B                                           613      19,892             0.0%
    Boliden AB                                                30,871     591,067             0.2%
    Byggmax Group AB                                           7,731      62,782             0.0%
    Castellum AB                                               9,320     139,497             0.0%
    Clas Ohlson AB Class B                                     5,043      76,613             0.0%
*   Cloetta AB Class B                                        17,364      51,742             0.0%
    Concentric AB                                              2,567      29,695             0.0%
    Dios Fastigheter AB                                        2,907      21,332             0.0%
*   Doro AB                                                    2,536      14,844             0.0%
    Duni AB                                                    4,409      66,900             0.0%
    Electrolux AB Series B                                     7,668     225,595             0.1%
    Elekta AB Class B                                         13,003     100,610             0.0%
    Enea AB                                                    1,316      12,597             0.0%
#*  Eniro AB                                                  18,768       2,864             0.0%
    Fabege AB                                                  9,332     148,256             0.0%
    Fagerhult AB                                                 775      13,209             0.0%
    FinnvedenBulten AB                                         2,126      20,931             0.0%
    Getinge AB Class B                                        16,406     410,013             0.1%
    Gunnebo AB                                                 3,716      17,209             0.0%
    Haldex AB                                                  5,611      54,154             0.0%
    Hennes & Mauritz AB Class B                                8,953     348,029             0.1%
    Hexagon AB Class B                                         4,053     140,580             0.0%
    Hexpol AB                                                 10,440     101,411             0.0%
    HIQ International AB                                       5,035      28,578             0.0%
    Holmen AB Class B                                          5,483     165,284             0.1%
#   Husqvarna AB Class A                                       3,743      24,483             0.0%
    Husqvarna AB Class B                                      32,708     215,325             0.1%
#   ICA Gruppen AB                                             4,929     175,838             0.1%
    Industrial & Financial Systems Class B                     1,044      40,332             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
SWEDEN -- (Continued)
#   Indutrade AB                                               3,160 $150,262             0.0%
    Intrum Justitia AB                                         4,904  175,942             0.1%
    JM AB                                                      9,141  258,357             0.1%
    KappAhl AB                                                 2,817    9,549             0.0%
#*  Karolinska Development AB Class B                          2,570    3,010             0.0%
    KNOW IT AB                                                 1,527    9,713             0.0%
    Kungsleden AB                                             11,370   85,156             0.0%
    Lagercrantz Group AB Class B                               3,867   29,283             0.0%
    Lindab International AB                                    8,854   60,433             0.0%
    Loomis AB Class B                                          7,048  182,918             0.1%
*   Lundin Petroleum AB                                        5,054   73,157             0.0%
    Meda AB Class A                                           20,947  307,422             0.1%
*   Medivir AB Class B                                         2,235   19,863             0.0%
    Mekonomen AB                                               2,006   47,474             0.0%
    Micronic Mydata AB                                         9,725   69,349             0.0%
    Millicom International Cellular SA                         4,291  239,209             0.1%
    Modern Times Group MTG AB Class B                          3,972  112,673             0.0%
    MQ Holding AB                                              4,787   23,880             0.0%
    NCC AB Class A                                               374   11,455             0.0%
    NCC AB Class B                                             6,486  200,596             0.1%
*   Net Insight AB Class B                                    41,405   13,057             0.0%
#   New Wave Group AB Class B                                  4,131   18,352             0.0%
    Nibe Industrier AB Class B                                 6,676  214,972             0.1%
    Nobia AB                                                  10,817  132,477             0.0%
    Nolato AB Class B                                          3,068   84,164             0.0%
    Nordea Bank AB                                            48,894  539,478             0.1%
    Nordnet AB Class B                                         5,225   18,533             0.0%
    OEM International AB Class B                                 160    2,400             0.0%
*   Oriflame Holding AG                                        2,293   31,769             0.0%
    Peab AB                                                   15,508  118,550             0.0%
*   Pricer AB Class B                                         19,106   20,717             0.0%
    Proact IT Group AB                                           795   12,027             0.0%
#   Proffice AB Class B                                          638    1,541             0.0%
    Ratos AB Class B                                          23,927  139,657             0.0%
    Rezidor Hotel Group AB                                     8,921   37,841             0.0%
    Sagax AB Class B                                           1,961   15,643             0.0%
    Sandvik AB                                                28,022  261,353             0.1%
#*  SAS AB                                                    23,872   46,041             0.0%
    Sectra AB Class B                                          2,309   28,410             0.0%
    Securitas AB Class B                                      21,227  277,133             0.1%
    Semcon AB                                                  1,792    7,681             0.0%
    Skandinaviska Enskilda Banken AB Class A                  34,787  365,294             0.1%
    Skanska AB Class B                                         9,319  181,841             0.1%
    SkiStar AB                                                   194    2,818             0.0%
#*  SSAB AB Class A(BPRBWK4)                                   2,180    7,901             0.0%
#*  SSAB AB Class A(B17H0S8)                                  15,487   55,836             0.0%
*   SSAB AB Class B(BPRBWM6)                                   5,564   17,721             0.0%
*   SSAB AB Class B(B17H3F6)                                  12,275   38,742             0.0%
    Svenska Cellulosa AB SCA Class A                           1,418   41,839             0.0%
    Svenska Cellulosa AB SCA Class B                          21,532  634,203             0.2%
    Svenska Handelsbanken AB Class A                          24,049  326,621             0.1%
    Svenska Handelsbanken AB Class B                           1,524   22,015             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------ ----------- ---------------
SWEDEN -- (Continued)
    Sweco AB                                                     321 $     4,702             0.0%
#   Sweco AB Class B                                           2,697      39,501             0.0%
    Swedbank AB Class A                                       20,347     466,218             0.1%
*   Swedish Orphan Biovitrum AB                                3,961      60,134             0.0%
    Systemair AB                                                 168       2,248             0.0%
    Tele2 AB Class B                                          31,209     311,672             0.1%
    TeliaSonera AB                                            97,516     498,260             0.1%
    Trelleborg AB Class B                                     15,682     264,213             0.1%
    Tribona AB                                                 2,189      10,935             0.0%
    Wallenstam AB Class B                                      9,368      82,970             0.0%
    Wihlborgs Fastigheter AB                                   4,348      85,006             0.0%
                                                                     -----------             ---
TOTAL SWEDEN                                                          12,410,776             2.9%
                                                                     -----------             ---
SWITZERLAND -- (4.9%)
    ABB, Ltd.                                                 66,532   1,255,172             0.3%
    ABB, Ltd. Sponsored ADR                                    5,293      99,932             0.0%
    Actelion, Ltd.                                             2,042     283,458             0.1%
    Adecco SA                                                  9,525     708,044             0.2%
#*  AFG Arbonia-Forster Holding AG                             1,754      16,989             0.0%
    Allreal Holding AG                                         1,072     142,054             0.0%
    Alpiq Holding AG                                             189      19,957             0.0%
    ams AG                                                     6,101     195,233             0.1%
    APG SGA SA                                                    94      37,858             0.0%
    Aryzta AG                                                  6,697     301,566             0.1%
    Ascom Holding AG                                           4,892      92,726             0.0%
    Autoneum Holding AG                                          415      76,184             0.0%
    Baloise Holding AG                                         4,488     538,097             0.1%
    Bank Coop AG                                                 318      13,186             0.0%
    Banque Cantonale de Geneve                                    19       4,922             0.0%
    Banque Cantonale Vaudoise                                    296     182,281             0.1%
    Basler Kantonalbank                                          117       7,982             0.0%
    Belimo Holding AG                                             42      89,982             0.0%
    Bell AG                                                       13      35,732             0.0%
    Bellevue Group AG                                            470       6,606             0.0%
#   Berner Kantonalbank AG                                       217      40,384             0.0%
    BKW AG                                                     1,274      48,311             0.0%
    Bobst Group SA                                               987      41,819             0.0%
    Bossard Holding AG Class A                                   694      67,563             0.0%
    Bucher Industries AG                                         742     168,861             0.0%
    Burckhardt Compression Holding AG                            339     118,111             0.0%
    Burkhalter Holding AG                                        390      41,616             0.0%
    Calida Holding AG                                            368      12,432             0.0%
    Carlo Gavazzi Holding AG                                      35       7,362             0.0%
    Cham Paper Holding AG                                          3         763             0.0%
*   Charles Voegele Holding AG                                 1,259      11,194             0.0%
    Chocoladefabriken Lindt & Sprungli AG                          2     148,388             0.0%
    Cie Financiere Richemont SA                               13,095   1,122,864             0.3%
    Cie Financiere Tradition SA                                   83       5,196             0.0%
    Clariant AG                                               34,757     639,124             0.2%
    Coltene Holding AG                                           595      38,891             0.0%
    Conzzeta AG                                                   57      35,377             0.0%
    Credit Suisse Group AG                                    13,087     326,406             0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
SWITZERLAND -- (Continued)
#   Credit Suisse Group AG Sponsored ADR                      12,555 $313,875             0.1%
    Daetwyler Holding AG                                         874  122,524             0.0%
    DKSH Holding AG                                            3,227  196,539             0.1%
    dorma+kaba Holding AG Class B                                277  172,723             0.1%
    EFG International AG                                       5,422   54,508             0.0%
    Emmi AG                                                      230  104,038             0.0%
    EMS-Chemie Holding AG                                        377  159,537             0.0%
    Energiedienst Holding AG                                     346    8,735             0.0%
    Feintool International Holding AG                            276   25,704             0.0%
    Flughafen Zuerich AG                                         458  346,650             0.1%
    Forbo Holding AG                                             138  156,932             0.0%
    Galenica AG                                                  427  625,511             0.2%
    GAM Holding AG                                            16,315  298,441             0.1%
    Gategroup Holding AG                                       3,319  124,443             0.0%
    Geberit AG                                                   761  245,589             0.1%
    Georg Fischer AG                                             448  275,252             0.1%
    Givaudan SA                                                  173  309,359             0.1%
    Gurit Holding AG                                              46   25,724             0.0%
    Helvetia Holding AG                                          746  390,174             0.1%
    Huber & Suhner AG                                          1,081   46,660             0.0%
    Implenia AG                                                1,595   79,054             0.0%
    Inficon Holding AG                                           176   50,287             0.0%
    Interroll Holding AG                                          89   68,851             0.0%
    Intershop Holding AG                                         103   43,723             0.0%
    Julius Baer Group, Ltd.                                   14,679  727,822             0.2%
    Kardex AG                                                  1,084   80,914             0.0%
    Komax Holding AG                                             476   79,220             0.0%
    Kudelski SA                                                4,432   59,570             0.0%
    Kuehne + Nagel International AG                            1,242  172,088             0.1%
    Kuoni Reisen Holding AG                                      398   82,407             0.0%
    LEM Holding SA                                                41   28,921             0.0%
    Liechtensteinische Landesbank AG                           1,066   37,974             0.0%
#   Logitech International SA(B18ZRK2)                         3,482   51,153             0.0%
#   Logitech International SA(H50430232)                      13,713  202,404             0.1%
    Luzerner Kantonalbank AG                                     260   95,889             0.0%
    MCH Group AG                                                  97    5,795             0.0%
    Metall Zug AG                                                 21   53,545             0.0%
#*  Meyer Burger Technology AG                                 9,014   64,438             0.0%
    Micronas Semiconductor Holding AG                          2,725   11,606             0.0%
    Mobilezone Holding AG                                      1,960   29,043             0.0%
    Mobimo Holding AG                                            734  158,299             0.0%
    OC Oerlikon Corp. AG                                      20,628  197,944             0.1%
*   Orascom Development Holding AG                             1,275   16,677             0.0%
*   Orell Fuessli Holding AG                                      12    1,348             0.0%
    Orior AG                                                     610   34,233             0.0%
    Panalpina Welttransport Holding AG                           971  110,860             0.0%
    Partners Group Holding AG                                    782  282,963             0.1%
    Phoenix Mecano AG                                             35   16,626             0.0%
*   Plazza AG                                                     40    7,950             0.0%
    Rieter Holding AG                                            362   59,690             0.0%
    Romande Energie Holding SA                                     3    2,827             0.0%
    Schaffner Holding AG                                          96   20,666             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------ ----------- ---------------
SWITZERLAND -- (Continued)
*   Schmolz + Bickenbach AG                                   51,419 $    28,047             0.0%
    Schweiter Technologies AG                                    107      85,670             0.0%
    SGS SA                                                       104     198,027             0.1%
    Siegfried Holding AG                                         452      90,524             0.0%
    Sika AG                                                       52     170,537             0.0%
    Sonova Holding AG                                          1,704     232,501             0.1%
    St Galler Kantonalbank AG                                    135      48,817             0.0%
    Straumann Holding AG                                         537     151,950             0.0%
#   Sulzer AG                                                  2,017     203,809             0.1%
    Swatch Group AG (The)(7184725)                             1,038     405,380             0.1%
    Swatch Group AG (The)(7184736)                             1,972     142,461             0.0%
    Swiss Life Holding AG                                      2,866     682,939             0.2%
    Swiss Re AG                                               10,334     959,313             0.2%
    Swisscom AG                                                  582     299,855             0.1%
    Swissquote Group Holding SA                                  701      16,880             0.0%
    Syngenta AG                                                4,215   1,416,115             0.3%
    Tamedia AG                                                   184      31,013             0.0%
    Temenos Group AG                                           3,114     145,469             0.0%
    U-Blox AG                                                    460      88,857             0.0%
*   UBS Group AG(H42097107)                                   60,036   1,202,521             0.3%
    UBS Group AG(BRJL176)                                      1,185      23,667             0.0%
    Valiant Holding AG                                         1,562     180,334             0.1%
    Valora Holding AG                                            369      74,213             0.0%
    Vaudoise Assurances Holding SA                                98      50,762             0.0%
    Vetropack Holding AG                                           6       9,237             0.0%
    Vontobel Holding AG                                        2,436     120,016             0.0%
    VP Bank AG                                                    92       7,395             0.0%
    Walliser Kantonalbank                                          1         761             0.0%
    Walter Meier AG                                               85       2,898             0.0%
    Zehnder Group AG                                             895      30,481             0.0%
    Zug Estates Holding AG                                        17      24,492             0.0%
    Zuger Kantonalbank AG                                          3      14,089             0.0%
    Zurich Insurance Group AG                                  3,085     814,131             0.2%
                                                                     -----------             ---
TOTAL SWITZERLAND                                                     21,873,489             5.1%
                                                                     -----------             ---
UNITED KINGDOM -- (17.0%)
    A.G.BARR P.L.C.                                            8,489      69,158             0.0%
    Aberdeen Asset Management P.L.C.                          53,862     287,192             0.1%
    Acacia Mining P.L.C.                                      17,598      52,197             0.0%
    Acal P.L.C.                                                2,600      10,062             0.0%
    Admiral Group P.L.C.                                       9,321     231,311             0.1%
#   Afren P.L.C.                                              38,660       1,064             0.0%
    Aggreko P.L.C.                                            15,114     213,050             0.1%
    Alent P.L.C.                                              25,604     195,843             0.1%
    Amec Foster Wheeler P.L.C.                                21,926     239,919             0.1%
    Amlin P.L.C.                                              38,185     387,464             0.1%
    Anglo American P.L.C.                                     44,651     374,609             0.1%
    Anglo Pacific Group P.L.C.                                 4,249       4,690             0.0%
    Antofagasta P.L.C.                                        23,945     193,574             0.1%
    ARM Holdings P.L.C. Sponsored ADR                          5,913     280,454             0.1%
#   Ashmore Group P.L.C.                                      31,150     129,290             0.0%
    Ashtead Group P.L.C.                                      30,496     468,899             0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Associated British Foods P.L.C.                             2,994 $  159,089             0.0%
    Aveva Group P.L.C.                                          3,111     98,256             0.0%
    Aviva P.L.C.                                               68,164    509,428             0.1%
    Aviva P.L.C. Sponsored ADR                                 55,842    832,046             0.2%
    Avon Rubber P.L.C.                                          1,058     18,550             0.0%
*   Balfour Beatty P.L.C.                                      60,301    231,119             0.1%
    Bank of Georgia Holdings P.L.C.                             2,325     71,584             0.0%
    Barclays P.L.C. Sponsored ADR                              84,118  1,196,999             0.3%
    Barratt Developments P.L.C.                                64,539    607,987             0.2%
    BBA Aviation P.L.C.                                        67,599    198,588             0.1%
    Beazley P.L.C.                                             49,799    278,361             0.1%
    Bellway P.L.C.                                             11,978    478,435             0.1%
    Berendsen P.L.C.                                           20,511    323,386             0.1%
    Berkeley Group Holdings P.L.C.                              8,776    447,914             0.1%
    BG Group P.L.C.                                            91,584  1,446,891             0.4%
    BHP Billiton P.L.C. ADR                                    12,249    395,030             0.1%
    Bloomsbury Publishing P.L.C.                                  364        934             0.0%
    Bodycote P.L.C.                                            18,325    144,765             0.0%
    Bovis Homes Group P.L.C.                                   10,668    168,271             0.0%
    BP P.L.C.                                                 287,007  1,705,678             0.4%
    BP P.L.C. Sponsored ADR                                    37,846  1,351,102             0.3%
    Braemar Shipping Services P.L.C.                              266      1,928             0.0%
    Brammer P.L.C.                                              7,778     27,570             0.0%
    Brewin Dolphin Holdings P.L.C.                             30,285    125,684             0.0%
    British Polythene Industries P.L.C.                         1,323     15,295             0.0%
    Britvic P.L.C.                                             15,600    167,702             0.0%
    BT Group P.L.C.                                            72,620    518,617             0.1%
    BT Group P.L.C. Sponsored ADR                                 804     57,623             0.0%
*   BTG P.L.C.                                                  9,457     80,297             0.0%
    Bunzl P.L.C.                                               13,367    382,250             0.1%
    Burberry Group P.L.C.                                       8,955    182,916             0.1%
    Cable & Wireless Communications P.L.C.                    370,484    419,477             0.1%
    Cape P.L.C.                                                14,091     49,917             0.0%
    Capita P.L.C.                                              13,972    274,073             0.1%
#   Carillion P.L.C.                                           35,686    167,881             0.0%
    Carnival P.L.C. ADR                                         4,741    264,311             0.1%
    Centamin P.L.C.                                           148,759    145,516             0.0%
    Centrica P.L.C.                                           166,743    580,195             0.1%
    Chesnara P.L.C.                                             4,234     21,289             0.0%
    Cineworld Group P.L.C.                                     19,525    165,882             0.0%
    Clarkson P.L.C.                                               750     27,992             0.0%
    Close Brothers Group P.L.C.                                14,063    316,872             0.1%
    Coca-Cola HBC AG                                           17,059    406,452             0.1%
    Communisis P.L.C.                                          19,147     15,362             0.0%
    Compass Group P.L.C.                                       19,001    326,647             0.1%
    Computacenter P.L.C.                                        7,894     91,979             0.0%
    Connect Group P.L.C.                                       13,438     34,464             0.0%
    Consort Medical P.L.C.                                      2,681     40,304             0.0%
    Costain Group P.L.C.                                        6,066     35,211             0.0%
    Cranswick P.L.C.                                            3,289     87,063             0.0%
    Croda International P.L.C.                                  6,648    296,547             0.1%
    Daily Mail & General Trust P.L.C.                          20,066    231,175             0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
UNITED KINGDOM -- (Continued)
    Dairy Crest Group P.L.C.                                   15,943 $157,971             0.0%
    Darty P.L.C.                                               22,589   34,236             0.0%
    DCC P.L.C.                                                  5,065  406,023             0.1%
    De La Rue P.L.C.                                            8,205   58,448             0.0%
    Debenhams P.L.C.                                          113,383  155,934             0.0%
    Dechra Pharmaceuticals P.L.C.                               9,794  146,096             0.0%
    Development Securities P.L.C.                               8,612   31,634             0.0%
    Devro P.L.C.                                               19,407   84,908             0.0%
#   Dialight P.L.C.                                             2,572   21,818             0.0%
    Dignity P.L.C.                                              3,568  133,349             0.0%
    Diploma P.L.C.                                             12,661  124,575             0.0%
    Direct Line Insurance Group P.L.C.                        114,645  695,420             0.2%
    Dixons Carphone P.L.C.                                     67,817  481,439             0.1%
    Domino's Pizza Group P.L.C.                                12,022  202,038             0.1%
    Drax Group P.L.C.                                          26,672  106,951             0.0%
    DS Smith P.L.C.                                            95,846  571,080             0.1%
    Dunelm Group P.L.C.                                         5,826   85,035             0.0%
    E2V Technologies P.L.C.                                    10,701   38,529             0.0%
    easyJet P.L.C.                                              6,175  166,343             0.0%
    Electrocomponents P.L.C.                                   53,237  168,071             0.0%
    Elementis P.L.C.                                           41,034  147,942             0.0%
*   EnQuest P.L.C.                                             98,787   41,141             0.0%
    Euromoney Institutional Investor P.L.C.                     3,359   49,063             0.0%
*   Evraz P.L.C.                                               44,279   57,668             0.0%
    Experian P.L.C.                                            21,909  373,331             0.1%
    Fenner P.L.C.                                               8,670   20,333             0.0%
    Ferrexpo P.L.C.                                            16,143    8,487             0.0%
    Fidessa Group P.L.C.                                        2,534   76,432             0.0%
*   Firstgroup P.L.C.                                          65,312   97,210             0.0%
    Fortune Oil CVR                                            39,408      228             0.0%
    Fresnillo P.L.C.                                            7,465   83,730             0.0%
    G4S P.L.C.                                                107,789  402,632             0.1%
    Galliford Try P.L.C.                                        7,702  177,419             0.1%
    Gem Diamonds, Ltd.                                          9,072   13,855             0.0%
    Genus P.L.C.                                                3,112   69,655             0.0%
    GKN P.L.C.                                                120,982  534,575             0.1%
    Glencore P.L.C.                                           124,785  215,435             0.1%
    Go-Ahead Group P.L.C.                                       2,800  104,546             0.0%
    Grafton Group P.L.C.                                       13,802  143,424             0.0%
    Greencore Group P.L.C.                                     44,205  205,539             0.1%
    Greggs P.L.C.                                              12,118  221,762             0.1%
    Halfords Group P.L.C.                                      23,338  156,211             0.0%
    Halma P.L.C.                                               39,657  466,152             0.1%
    Hargreaves Lansdown P.L.C.                                 11,616  258,151             0.1%
    Hays P.L.C.                                                91,904  199,109             0.1%
    Headlam Group P.L.C.                                        2,088   17,405             0.0%
    Helical Bar P.L.C.                                          8,751   59,556             0.0%
    Henderson Group P.L.C.                                     87,343  384,995             0.1%
    Henry Boot P.L.C.                                           3,282   11,662             0.0%
    Hill & Smith Holdings P.L.C.                                6,238   65,528             0.0%
    Hiscox, Ltd.                                               26,915  400,244             0.1%
*   Hochschild Mining P.L.C.                                   11,244   12,780             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Hogg Robinson Group P.L.C.                                 12,055 $   11,487             0.0%
    Home Retail Group P.L.C.                                   68,339    118,119             0.0%
    HomeServe P.L.C.                                           33,695    210,311             0.1%
    Howden Joinery Group P.L.C.                                44,234    315,491             0.1%
    HSBC Holdings P.L.C. Sponsored ADR                         60,286  2,355,374             0.6%
    Hunting P.L.C.                                             10,822     59,985             0.0%
    ICAP P.L.C.                                                51,098    345,896             0.1%
    IG Group Holdings P.L.C.                                   34,647    402,720             0.1%
*   Imagination Technologies Group P.L.C.                       8,047     27,441             0.0%
    IMI P.L.C.                                                 16,844    247,007             0.1%
    Inchcape P.L.C.                                            37,967    466,935             0.1%
    Informa P.L.C.                                             60,524    529,304             0.1%
    Inmarsat P.L.C.                                            32,312    489,750             0.1%
    Innovation Group P.L.C.                                   125,129     76,571             0.0%
    InterContinental Hotels Group P.L.C.                        5,094    203,535             0.1%
    InterContinental Hotels Group P.L.C. ADR                    4,854    193,568             0.1%
*   International Consolidated Airlines Group SA               30,325    271,783             0.1%
    Interserve P.L.C.                                          12,213    104,359             0.0%
    Intertek Group P.L.C.                                      10,053    406,011             0.1%
    Investec P.L.C.                                            41,022    341,721             0.1%
*   IP Group P.L.C.                                             5,573     20,387             0.0%
    ITE Group P.L.C.                                           33,596     72,417             0.0%
    ITV P.L.C.                                                 82,469    320,168             0.1%
    J Sainsbury P.L.C.                                        113,512    465,108             0.1%
    James Fisher & Sons P.L.C.                                  5,552     81,887             0.0%
    Jardine Lloyd Thompson Group P.L.C.                         8,461    122,839             0.0%
    JD Sports Fashion P.L.C.                                    6,772    100,649             0.0%
    John Menzies P.L.C.                                         7,892     49,191             0.0%
    John Wood Group P.L.C.                                     32,694    300,143             0.1%
    Johnson Matthey P.L.C.                                      4,322    171,904             0.0%
*   Johnston Press P.L.C.                                       4,678      4,931             0.0%
    Jupiter Fund Management P.L.C.                             40,505    280,948             0.1%
*   KAZ Minerals P.L.C.                                        28,842     51,582             0.0%
    KCM Group P.L.C.                                           35,136     46,977             0.0%
    Keller Group P.L.C.                                         6,002     75,218             0.0%
    Kier Group P.L.C.                                          10,642    225,411             0.1%
    Kingfisher P.L.C.                                          51,838    281,779             0.1%
    Laird P.L.C.                                               27,188    141,645             0.0%
*   Lamprell P.L.C.                                            19,335     35,522             0.0%
    Lancashire Holdings, Ltd.                                  15,705    172,043             0.0%
    Laura Ashley Holdings P.L.C.                               24,240     10,310             0.0%
    Lavendon Group P.L.C.                                       9,762     22,564             0.0%
    Legal & General Group P.L.C.                              206,480    831,495             0.2%
*   Liberty Global P.L.C. Class A                                 731     32,531             0.0%
*   Liberty Global P.L.C. Series C                              1,803     76,868             0.0%
*   Liberty Global P.L.C. LiLAC Class A                            37      1,411             0.0%
*   Liberty Global P.L.C. LiLAC Class C                            90      3,485             0.0%
    Lloyds Banking Group P.L.C.                               223,714    253,918             0.1%
#   Lloyds Banking Group P.L.C. ADR                           394,879  1,808,546             0.4%
    London Stock Exchange Group P.L.C.                          6,972    272,982             0.1%
*   Lonmin P.L.C.                                              20,404      8,008             0.0%
    Lookers P.L.C.                                             44,042    119,167             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
UNITED KINGDOM -- (Continued)
    Low & Bonar P.L.C.                                         25,791 $ 26,618             0.0%
    LSL Property Services P.L.C.                                4,044   20,600             0.0%
    Man Group P.L.C.                                          125,140  321,193             0.1%
    Marks & Spencer Group P.L.C.                               58,785  464,182             0.1%
    Marshalls P.L.C.                                           13,926   74,171             0.0%
    McBride P.L.C.                                             18,837   46,641             0.0%
    Mears Group P.L.C.                                          6,031   38,503             0.0%
    Melrose Industries P.L.C.                                  76,003  310,938             0.1%
    Michael Page International P.L.C.                          18,087  137,762             0.0%
    Micro Focus International P.L.C.                            9,678  187,074             0.1%
    Millennium & Copthorne Hotels P.L.C.                       14,939  110,727             0.0%
    Mitie Group P.L.C.                                         34,229  169,373             0.0%
    Mondi P.L.C.                                               29,021  671,086             0.2%
    Moneysupermarket.com Group P.L.C.                          31,310  161,136             0.0%
    Morgan Advanced Materials P.L.C.                           33,389  143,815             0.0%
    Morgan Sindall Group P.L.C.                                 3,994   45,842             0.0%
*   Mothercare P.L.C.                                          11,590   42,264             0.0%
    N Brown Group P.L.C.                                       14,081   81,186             0.0%
    National Express Group P.L.C.                              42,582  196,267             0.1%
    National Grid P.L.C. Sponsored ADR                          6,090  436,044             0.1%
    NCC Group P.L.C.                                            3,164   13,427             0.0%
    Next P.L.C.                                                 3,106  382,519             0.1%
    Northgate P.L.C.                                           16,341  101,949             0.0%
    Novae Group P.L.C.                                          2,335   31,353             0.0%
    Old Mutual P.L.C.                                         174,469  570,236             0.1%
*   Ophir Energy P.L.C.                                         1,120    1,652             0.0%
    Oxford Instruments P.L.C.                                   1,329   10,617             0.0%
    Pace P.L.C.                                                37,742  216,282             0.1%
    PayPoint P.L.C.                                             3,829   58,319             0.0%
    Pearson P.L.C. Sponsored ADR                               24,285  323,476             0.1%
    Pendragon P.L.C.                                           44,546   30,743             0.0%
    Pennon Group P.L.C.                                        27,432  342,293             0.1%
    Persimmon P.L.C.                                           22,430  687,872             0.2%
    Petra Diamonds, Ltd.                                       30,011   34,499             0.0%
    Petrofac, Ltd.                                             27,677  359,116             0.1%
*   Petropavlovsk P.L.C.                                       19,536    1,750             0.0%
    Phoenix Group Holdings                                     18,286  240,460             0.1%
    Photo-Me International P.L.C.                              23,223   56,724             0.0%
    Premier Farnell P.L.C.                                     31,493   48,524             0.0%
*   Premier Foods P.L.C.                                       50,557   26,469             0.0%
*   Premier Oil P.L.C.                                         19,744   20,776             0.0%
    Prudential P.L.C. ADR                                       9,806  458,823             0.1%
    PZ Cussons P.L.C.                                          17,754   82,185             0.0%
    Randgold Resources, Ltd.                                    6,256  419,570             0.1%
*   Raven Russia, Ltd.                                         20,145   13,370             0.0%
    Redrow P.L.C.                                              23,393  166,952             0.0%
    Regus P.L.C.                                               70,567  363,355             0.1%
    RELX NV Sponsored ADR                                       1,443   24,727             0.0%
    RELX P.L.C. Sponsored ADR                                  30,128  542,907             0.1%
    Renishaw P.L.C.                                             3,335   96,734             0.0%
*   Renold P.L.C.                                               9,728    9,707             0.0%
    Rentokil Initial P.L.C.                                   117,593  279,717             0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
UNITED KINGDOM -- (Continued)
    Rexam P.L.C.                                              56,242 $  467,640             0.1%
    Ricardo P.L.C.                                             6,075     84,636             0.0%
    Rightmove P.L.C.                                           6,948    410,358             0.1%
#   Rio Tinto P.L.C. Sponsored ADR                            26,994    985,551             0.2%
    Rolls-Royce Holdings P.L.C.                               35,766    378,208             0.1%
    Rotork P.L.C.                                             71,281    205,915             0.1%
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR         22,999    222,630             0.1%
    Royal Dutch Shell P.L.C. Sponsored ADR(780259206)         32,194  1,688,897             0.4%
    Royal Dutch Shell P.L.C. Sponsored ADR(B03MM73)           22,434  1,182,047             0.3%
    Royal Mail P.L.C.                                         55,048    377,138             0.1%
    RPC Group P.L.C.                                          27,140    271,867             0.1%
    RPS Group P.L.C.                                          21,041     76,027             0.0%
    RSA Insurance Group P.L.C.                                74,655    483,161             0.1%
    Sage Group P.L.C. (The)                                   47,071    394,670             0.1%
    Savills P.L.C.                                            14,285    201,616             0.1%
    Schroders P.L.C.(0239581)                                  1,147     39,931             0.0%
    Schroders P.L.C.(0240549)                                  2,361    108,330             0.0%
    SDL P.L.C.                                                 6,858     41,074             0.0%
    Senior P.L.C.                                             43,233    150,858             0.0%
    Sepura P.L.C.                                              4,663     12,939             0.0%
*   Serco Group P.L.C.                                        12,942     18,671             0.0%
    Severfield P.L.C.                                         12,669     12,011             0.0%
    Severn Trent P.L.C.                                       10,066    347,154             0.1%
    Shanks Group P.L.C.                                       47,748     69,736             0.0%
    Shire P.L.C.                                               7,653    579,568             0.1%
    SIG P.L.C.                                                45,486     93,375             0.0%
    Sky P.L.C.                                                32,116    541,981             0.1%
*   Skyepharma P.L.C.                                         10,240     49,773             0.0%
    Smith & Nephew P.L.C.                                     23,341    398,561             0.1%
    Smith & Nephew P.L.C. Sponsored ADR                          750     25,590             0.0%
    Smiths Group P.L.C.                                       19,347    286,219             0.1%
    Soco International P.L.C.                                 16,515     44,804             0.0%
    Spectris P.L.C.                                           11,352    291,148             0.1%
    Speedy Hire P.L.C.                                        39,882     18,514             0.0%
    Spirax-Sarco Engineering P.L.C.                            7,381    346,000             0.1%
    Spirent Communications P.L.C.                             27,560     31,169             0.0%
*   Sports Direct International P.L.C.                        16,312    175,012             0.1%
    SSE P.L.C.                                                38,718    900,758             0.2%
    St Ives P.L.C.                                             2,904      8,280             0.0%
    St James's Place P.L.C.                                   31,618    468,594             0.1%
    ST Modwen Properties P.L.C.                               16,551    112,031             0.0%
    Stagecoach Group P.L.C.                                   28,966    154,461             0.0%
*   Stallergenes Greer P.L.C.                                    337     15,009             0.0%
    Standard Chartered P.L.C.                                 48,383    537,082             0.1%
    Standard Life P.L.C.                                      50,924    329,241             0.1%
    Sthree P.L.C.                                              5,020     27,904             0.0%
    Stobart Group, Ltd.                                        6,398     10,918             0.0%
*   SuperGroup P.L.C.                                          4,747    106,827             0.0%
    Synergy Health P.L.C.                                      5,922    212,257             0.1%
    Synthomer P.L.C.                                          32,465    164,868             0.0%
#   TalkTalk Telecom Group P.L.C.                             37,069    144,305             0.0%
    Tate & Lyle P.L.C.                                        43,090    395,527             0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES    VALUE++    OF NET ASSETS**
                                                              ------- ------------ ---------------
UNITED KINGDOM -- (Continued)
    Taylor Wimpey P.L.C.                                      209,117 $    637,045             0.2%
    Ted Baker P.L.C.                                            1,597       74,408             0.0%
    Telecity Group P.L.C.                                      20,003      361,804             0.1%
    Telecom Plus P.L.C.                                         2,624       42,469             0.0%
*   Tesco P.L.C.                                              354,601    1,000,080             0.2%
*   Thomas Cook Group P.L.C.                                  108,776      205,716             0.1%
    Topps Tiles P.L.C.                                          9,851       22,070             0.0%
    Travis Perkins P.L.C.                                      17,799      524,611             0.1%
    Trifast P.L.C.                                              6,091       10,535             0.0%
    Trinity Mirror P.L.C.                                      24,604       64,605             0.0%
    TT electronics P.L.C.                                      14,705       28,965             0.0%
    TUI AG(B11LJN4)                                             8,571      159,382             0.0%
    TUI AG(5666292)                                            17,393      323,055             0.1%
    Tullett Prebon P.L.C.                                      16,094       87,039             0.0%
*   Tullow Oil P.L.C.                                          16,836       52,587             0.0%
    UBM P.L.C.                                                 31,194      245,741             0.1%
    UDG Healthcare P.L.C.                                      22,638      165,738             0.0%
    Unilever P.L.C.                                             2,152       95,825             0.0%
    Unilever P.L.C. Sponsored ADR                               9,942      441,922             0.1%
    UNITE Group P.L.C. (The)                                   18,406      188,364             0.1%
    United Utilities Group P.L.C.                              25,600      389,559             0.1%
    UTV Media P.L.C.                                            3,863       10,852             0.0%
*   Vectura Group P.L.C.                                       12,906       34,747             0.0%
#   Vedanta Resources P.L.C.                                    7,796       59,347             0.0%
    Vesuvius P.L.C.                                            15,796       86,881             0.0%
    Victrex P.L.C.                                             10,290      292,394             0.1%
    Vitec Group P.L.C. (The)                                      435        4,306             0.0%
    Vodafone Group P.L.C.                                     465,823    1,532,991             0.4%
    Weir Group P.L.C. (The)                                    11,310      185,799             0.1%
    WH Smith P.L.C.                                             8,168      214,275             0.1%
    Whitbread P.L.C.                                            5,059      386,326             0.1%
*   Wincanton P.L.C.                                            8,819       27,398             0.0%
    WM Morrison Supermarkets P.L.C.                           190,841      494,849             0.1%
    Wolseley P.L.C.                                             6,329      371,572             0.1%
    WPP P.L.C.                                                 27,870      624,757             0.2%
    WS Atkins P.L.C.                                            6,335      134,244             0.0%
    Xaar P.L.C.                                                 1,394       10,991             0.0%
    Xchanging P.L.C.                                           14,556       37,726             0.0%
    XP Power, Ltd.                                                  9          201             0.0%
                                                                      ------------            ----
TOTAL UNITED KINGDOM                                                    75,981,722            17.9%
                                                                      ------------            ----
UNITED STATES -- (0.0%)
*   Infinera Corp.                                                215        4,248             0.0%
    Ormat Technologies, Inc.                                       --           10             0.0%
    XL Group P.L.C.                                                 1           22             0.0%
                                                                      ------------            ----
TOTAL UNITED STATES                                                          4,280             0.0%
                                                                      ------------            ----
TOTAL COMMON STOCKS                                                    420,144,601            99.0%
                                                                      ------------            ----
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
    Bayerische Motoren Werke AG                                 1,424      115,155             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                --------- ------------ ---------------
GERMANY -- (Continued)
      Draegerwerk AG & Co. KGaA                                       188 $     13,538             0.0%
      Fuchs Petrolub SE                                             3,265      156,586             0.1%
      Henkel AG & Co. KGaA                                            837       90,776             0.0%
      Jungheinrich AG                                               1,775      131,132             0.0%
      Sixt SE                                                       1,484       63,795             0.0%
      Villeroy & Boch AG                                            1,064       15,690             0.0%
                                                                          ------------           -----
TOTAL GERMANY                                                                  586,672             0.1%
                                                                          ------------           -----
TOTAL PREFERRED STOCKS                                                         586,672             0.1%
                                                                          ------------           -----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*     Ten Network Holdings, Ltd. Rights 11/12/15                   11,179           --             0.0%
*     Westpac Banking Corp. Rights 11/11/15                         1,220           --             0.0%
                                                                          ------------           -----
TOTAL AUSTRALIA                                                                     --             0.0%
                                                                          ------------           -----
FRANCE -- (0.0%)
*     Technicolor SA Rights 11/04/15                               16,799        4,138             0.0%
                                                                          ------------           -----
HONG KONG -- (0.0%)
*     Miramar Hotel & Investment Warrants 01/19/18                    800          141             0.0%
                                                                          ------------           -----
ITALY -- (0.0%)
*     Mediolanum SpA Rights 11/26/15                                8,732           --             0.0%
                                                                          ------------           -----
SPAIN -- (0.0%)
*     Banco Santander SA Rights 11/03/15                          294,217       16,177             0.0%
*     Papeles y Cartones de Europa SA Rights                        6,721        1,463             0.0%
                                                                          ------------           -----
TOTAL SPAIN                                                                     17,640             0.0%
                                                                          ------------           -----
UNITED KINGDOM -- (0.0%)
*     Hochschild Mining P.L.C. Rights 11/03/15                      4,217        1,771             0.0%
      McBride P.L.C.                                              357,903          552             0.0%
      Rolls-Royce Holdings P.L.C.                               3,315,508        5,111             0.0%
                                                                          ------------           -----
TOTAL UNITED KINGDOM                                                             7,434             0.0%
                                                                          ------------           -----
TOTAL RIGHTS/WARRANTS                                                           29,353             0.0%
                                                                          ------------           -----
TOTAL INVESTMENT SECURITIES                                                420,760,626
                                                                          ------------

                                                                            VALUE+
                                                                          ------------
SECURITIES LENDING COLLATERAL -- (5.7%)
(S)@  DFA Short Term Investment Fund                            2,202,777   25,486,125             6.0%
                                                                          ------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $461,503,995)                         $446,246,751           105.1%
                                                                          ============           =====

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ----------- ------------ ------- ------------
  Common Stocks
     Australia                   $   247,566 $ 24,430,988   --    $ 24,678,554
     Austria                              --    2,550,973   --       2,550,973
     Belgium                          50,527    5,700,757   --       5,751,284
     Canada                       38,863,719           --   --      38,863,719
     China                                --       33,976   --          33,976
     Denmark                              --    6,032,027   --       6,032,027
     Finland                              --    6,215,773   --       6,215,773
     France                          133,426   32,877,842   --      33,011,268
     Germany                         797,044   26,276,101   --      27,073,145
     Hong Kong                            --   12,141,347   --      12,141,347
     Ireland                         692,181    1,619,862   --       2,312,043
     Israel                          277,490    1,988,437   --       2,265,927
     Italy                           166,004   12,730,652   --      12,896,656
     Japan                           339,983   98,169,786   --      98,509,769
     Netherlands                   1,901,880    9,444,936   --      11,346,816
     New Zealand                          --    1,754,195   --       1,754,195
     Norway                          105,023    3,668,763   --       3,773,786
     Portugal                             --    1,552,072   --       1,552,072
     Singapore                            --    5,973,255   --       5,973,255
     Spain                            47,266   13,090,483   --      13,137,749
     Sweden                               --   12,410,776   --      12,410,776
     Switzerland                   1,818,732   20,054,757   --      21,873,489
     United Kingdom               15,196,971   60,784,751   --      75,981,722
     United States                     4,270           10   --           4,280
  Preferred Stocks
     Germany                              --      586,672   --         586,672
  Rights/Warrants
     Australia                            --           --   --              --
     France                               --        4,138   --           4,138
     Hong Kong                            --          141   --             141
     Italy                                --           --   --              --
     Spain                                --       17,640   --          17,640
     United Kingdom                       --        7,434   --           7,434
  Securities Lending Collateral           --   25,486,125   --      25,486,125
                                 ----------- ------------   --    ------------
  TOTAL                          $60,642,082 $385,604,669   --    $446,246,751
                                 =========== ============   ==    ============

                 EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
COMMON STOCKS -- (92.2%)
BRAZIL -- (5.3%)
    AES Tiete SA                                               46,115 $  161,468             0.0%
    Aliansce Shopping Centers SA                               47,391    128,388             0.0%
    Alupar Investimento SA                                     48,956    201,140             0.0%
    Arezzo Industria e Comercio SA                             32,028    174,371             0.0%
*   B2W Cia Digital                                            43,421    163,999             0.0%
    Banco Bradesco SA                                         218,980  1,331,702             0.1%
    Banco do Brasil SA                                        387,582  1,606,201             0.2%
    Banco Santander Brasil SA                                  49,412    177,219             0.0%
    BB Seguridade Participacoes SA                            199,400  1,374,147             0.2%
    BM&FBovespa SA                                            771,210  2,280,304             0.2%
    BR Malls Participacoes SA                                 264,052    766,158             0.1%
    Brasil Brokers Participacoes SA                            95,800     37,257             0.0%
    Brasil Insurance Participacoes e Administracao SA          18,970      4,081             0.0%
*   Brasil Pharma SA                                           40,269      5,321             0.0%
    BrasilAgro - Co. Brasileira de Propriedades Agricolas       2,800      7,766             0.0%
#   Braskem SA Sponsored ADR                                   64,833    722,888             0.1%
    BRF SA                                                    205,074  3,193,851             0.3%
    BRF SA ADR                                                 52,139    799,291             0.1%
    CCR SA                                                    343,703  1,079,895             0.1%
*   Centrais Eletricas Brasileiras SA                         135,982    176,843             0.0%
    Centrais Eletricas Brasileiras SA ADR                      17,139     40,962             0.0%
    CETIP SA - Mercados Organizados                           144,246  1,275,982             0.1%
#   Cia Brasileira de Distribuicao ADR                         19,886    261,103             0.0%
    Cia de Saneamento Basico do Estado de Sao Paulo           100,736    437,116             0.1%
    Cia de Saneamento Basico do Estado de Sao Paulo ADR        37,154    163,106             0.0%
    Cia de Saneamento de Minas Gerais-COPASA                   25,500     85,929             0.0%
    Cia Energetica de Minas Gerais                             22,409     39,204             0.0%
    Cia Hering                                                104,148    408,854             0.0%
    Cia Paranaense de Energia                                   8,100     46,148             0.0%
    Cia Paranaense de Energia Sponsored ADR                    12,235    101,061             0.0%
    Cia Siderurgica Nacional SA                                25,700     28,904             0.0%
#   Cia Siderurgica Nacional SA Sponsored ADR                 411,608    506,278             0.1%
    Cielo SA                                                  233,883  2,220,169             0.2%
    Contax Participacoes SA                                     6,500      2,527             0.0%
    Cosan Logistica SA                                         21,528      7,255             0.0%
    Cosan SA Industria e Comercio                              63,772    408,402             0.0%
    CPFL Energia SA                                           108,073    433,693             0.1%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes   177,500    412,255             0.0%
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes                                             2,400      5,926             0.0%
    Direcional Engenharia SA                                   40,100     36,804             0.0%
    Duratex SA                                                181,426    300,980             0.0%
    EcoRodovias Infraestrutura e Logistica SA                 107,336    165,498             0.0%
    EDP - Energias do Brasil SA                               156,013    456,008             0.1%
    Embraer SA ADR                                             54,887  1,612,031             0.2%
    Equatorial Energia SA                                      91,663    817,085             0.1%
    Estacio Participacoes SA                                  150,007    601,509             0.1%
    Eternit SA                                                 66,332     38,521             0.0%
    Even Construtora e Incorporadora SA                       115,100    119,352             0.0%
    Ez Tec Empreendimentos e Participacoes SA                  51,266    168,755             0.0%
    Fibria Celulose SA                                         63,100    861,096             0.1%
    Fibria Celulose SA Sponsored ADR                           39,736    537,231             0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
BRAZIL -- (Continued)
    Fleury SA                                                  42,800 $  181,885             0.0%
*   Forjas Taurus SA                                                1         --             0.0%
*   Gafisa SA                                                 189,100    122,564             0.0%
#*  Gafisa SA ADR                                              62,034     80,024             0.0%
*   General Shopping Brasil SA                                  5,100      3,294             0.0%
    Gerdau SA                                                  47,200     50,162             0.0%
    Gerdau SA Sponsored ADR                                   388,350    539,807             0.1%
    Gol Linhas Aereas Inteligentes SA ADR                       7,500      6,663             0.0%
    Grendene SA                                                42,200    197,470             0.0%
    Guararapes Confeccoes SA                                    5,306     66,721             0.0%
    Helbor Empreendimentos SA                                  80,190     42,426             0.0%
*   Hypermarcas SA                                            114,561    519,611             0.1%
    Iguatemi Empresa de Shopping Centers SA                    42,404    234,355             0.0%
*   International Meal Co. Alimentacao SA                      31,700     38,230             0.0%
    Iochpe Maxion SA                                           50,000    207,356             0.0%
    Itau Unibanco Holding SA                                   64,867    417,323             0.1%
    JBS SA                                                    486,488  1,795,979             0.2%
    JHSF Participacoes SA                                       6,000      2,722             0.0%
    JSL SA                                                     45,100    109,660             0.0%
    Kepler Weber SA                                             6,872     40,691             0.0%
    Klabin SA                                                 182,894  1,039,606             0.1%
    Kroton Educacional SA                                     495,970  1,267,258             0.1%
    Light SA                                                   57,398    190,949             0.0%
    Linx SA                                                    10,800    131,666             0.0%
    Localiza Rent a Car SA                                    101,996    687,961             0.1%
*   Log-in Logistica Intermodal SA                             29,700      5,774             0.0%
    Lojas Americanas SA                                        78,757    238,831             0.0%
    Lojas Renner SA                                           328,085  1,573,991             0.2%
    LPS Brasil Consultoria de Imoveis SA                       30,900     16,820             0.0%
    M Dias Branco SA                                           15,000    271,905             0.0%
*   Magnesita Refratarios SA                                  123,085     83,038             0.0%
    Mahle-Metal Leve SA                                        22,500    136,587             0.0%
    Makira Empreendimentos SA                                 453,000     11,619             0.0%
    Marcopolo SA                                                1,400        674             0.0%
*   Marfrig Global Foods SA                                   272,450    450,033             0.1%
    Marisa Lojas SA                                            20,771     35,037             0.0%
*   Mills Estruturas e Servicos de Engenharia SA               69,900     81,170             0.0%
*   Minerva SA                                                 82,845    274,135             0.0%
    MRV Engenharia e Participacoes SA                         245,054    471,321             0.1%
    Multiplan Empreendimentos Imobiliarios SA                  25,192    274,669             0.0%
    Multiplus SA                                               32,500    289,268             0.0%
    Natura Cosmeticos SA                                       90,900    539,435             0.1%
    Odontoprev SA                                             178,732    457,738             0.1%
*   Oi SA                                                      61,325     49,935             0.0%
*   Oi SA ADR(670851302)                                          199        169             0.0%
*   Oi SA ADR(670851401)                                            1         --             0.0%
*   Paranapanema SA                                            80,014     57,889             0.0%
*   PDG Realty SA Empreendimentos e Participacoes              15,045      7,940             0.0%
*   Petroleo Brasileiro SA                                    340,700    827,636             0.1%
#*  Petroleo Brasileiro SA Sponsored ADR                      218,298  1,065,294             0.1%
    Porto Seguro SA                                            65,640    550,135             0.1%
    Portobello SA                                              16,200      8,983             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
BRAZIL -- (Continued)
*   Profarma Distribuidora de Produtos Farmaceuticos SA           3,800 $     5,888             0.0%
    QGEP Participacoes SA                                        75,900     117,273             0.0%
    Qualicorp SA                                                137,754     578,494             0.1%
    Raia Drogasil SA                                             74,814     775,546             0.1%
    Restoque Comercio e Confeccoes de Roupas SA                  48,200      37,972             0.0%
    Rodobens Negocios Imobiliarios SA                             8,300      10,321             0.0%
*   Rumo Logistica Operadora Multimodal SA                       65,624     124,878             0.0%
    Santos Brasil Participacoes SA                               20,800      77,075             0.0%
    Sao Martinho SA                                              34,884     401,659             0.0%
    SLC Agricola SA                                              41,300     184,314             0.0%
    Smiles SA                                                    30,600     238,880             0.0%
    Somos Educado SA                                                300       1,031             0.0%
    Sonae Sierra Brasil SA                                       13,700      59,263             0.0%
*   Springs Global Participacoes SA                               5,385       4,190             0.0%
    Sul America SA                                              106,702     523,519             0.1%
    Technos SA                                                   11,755      11,888             0.0%
    Tecnisa SA                                                   90,200      68,295             0.0%
    Tegma Gestao Logistica                                       16,397      15,301             0.0%
    Telefonica Brasil SA ADR                                     23,628     244,786             0.0%
*   Tereos Internacional SA                                      10,800       1,455             0.0%
    Tim Participacoes SA                                        220,732     483,084             0.1%
    Tim Participacoes SA ADR                                     24,081     267,540             0.0%
    Totvs SA                                                    101,637     900,482             0.1%
    TPI - Triunfo Participacoes e Investimentos SA               12,300       9,506             0.0%
    Tractebel Energia SA                                         50,549     443,695             0.1%
    Transmissora Alianca de Energia Eletrica SA                  60,615     312,611             0.0%
    Ultrapar Participacoes SA                                   137,884   2,393,960             0.3%
    Ultrapar Participacoes SA Sponsored ADR                      18,730     324,216             0.0%
    Usinas Siderurgicas de Minas Gerais SA                       20,600      42,218             0.0%
    Vale SA                                                     105,900     468,292             0.1%
#   Vale SA Sponsored ADR                                       123,867     540,060             0.1%
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao S.A                              58,737     666,807             0.1%
*   Vanguarda Agro SA                                             2,410       9,150             0.0%
    WEG SA                                                      110,663     412,888             0.0%
                                                                        -----------             ---
TOTAL BRAZIL                                                             53,502,980             5.6%
                                                                        -----------             ---
CANADA -- (0.0%)
    Tahoe Resources, Inc.                                            --           2             0.0%
                                                                        -----------             ---
CHILE -- (1.5%)
    AES Gener SA                                                979,279     468,530             0.1%
    Aguas Andinas SA Class A                                  1,098,530     574,489             0.1%
    Banco de Chile ADR                                           10,555     669,491             0.1%
    Banco de Credito e Inversiones                               12,557     511,999             0.1%
    Banco Santander Chile ADR                                    38,685     734,628             0.1%
    Banmedica SA                                                 58,519      95,556             0.0%
    Besalco SA                                                   75,179      27,698             0.0%
    CAP SA                                                       49,695     131,451             0.0%
    Cencosud SA                                                 273,545     599,786             0.1%
    Cencosud SA ADR                                               9,745      64,122             0.0%
*   Cia Sud Americana de Vapores SA                           1,981,237      48,058             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                              ---------- ----------- ---------------
CHILE -- (Continued)
    Colbun SA                                                  2,728,237 $   726,149             0.1%
    Corpbanca SA                                              75,299,271     690,600             0.1%
    Corpbanca SA ADR                                               4,431      60,705             0.0%
    E.CL SA                                                      280,074     404,944             0.0%
    Embotelladora Andina SA Class B ADR                            3,200      70,560             0.0%
    Empresa Nacional de Electricidad SA Sponsored ADR             30,083   1,136,536             0.1%
    Empresa Nacional de Telecomunicaciones SA                     72,698     673,171             0.1%
*   Empresas AquaChile SA                                         68,763      22,790             0.0%
    Empresas CMPC SA                                             421,776   1,039,367             0.1%
    Empresas COPEC SA                                             65,487     610,896             0.1%
    Empresas Hites SA                                             72,367      23,890             0.0%
*   Empresas La Polar SA                                         163,427       3,310             0.0%
    Enersis SA                                                    93,600      24,766             0.0%
    Enersis SA Sponsored ADR                                     167,299   2,216,712             0.2%
    Forus SA                                                      39,901     115,404             0.0%
    Gasco SA                                                       8,503      57,598             0.0%
    Grupo Security SA                                            194,242      54,872             0.0%
    Inversiones Aguas Metropolitanas SA                          320,527     456,420             0.0%
    Inversiones La Construccion SA                                13,321     151,427             0.0%
*   Latam Airlines Group SA                                       21,221     106,790             0.0%
#*  Latam Airlines Group SA Sponsored ADR                         76,071     419,151             0.0%
    Masisa SA                                                    769,822      20,517             0.0%
*   Molibdenos y Metales SA                                        4,602      26,780             0.0%
    Multiexport Foods SA                                         117,053      13,202             0.0%
    Parque Arauco SA                                             308,049     515,878             0.1%
    PAZ Corp. SA                                                  93,709      40,519             0.0%
    Ripley Corp. SA                                              461,926     152,932             0.0%
    SACI Falabella                                                66,772     449,108             0.0%
    Salfacorp SA                                                  84,134      46,096             0.0%
    Sigdo Koppers SA                                             111,976     134,620             0.0%
    Sociedad Matriz SAAM SA                                    1,816,261     118,407             0.0%
    Sociedad Quimica y Minera de Chile SA Sponsored ADR           25,634     496,787             0.1%
    Socovesa SA                                                  139,493      24,174             0.0%
    Sonda SA                                                     182,291     293,776             0.0%
*   Tech Pack SA                                                  11,501       3,773             0.0%
                                                                         -----------             ---
TOTAL CHILE                                                               15,328,435             1.6%
                                                                         -----------             ---
CHINA -- (13.8%)
    361 Degrees International, Ltd.                              195,000      69,196             0.0%
    AAC Technologies Holdings, Inc.                              155,500     983,153             0.1%
#   Agile Property Holdings, Ltd.                                656,749     356,665             0.1%
    Agricultural Bank of China, Ltd. Class H                   3,329,000   1,365,544             0.2%
    Air China, Ltd. Class H                                      184,000     177,468             0.0%
    Ajisen China Holdings, Ltd.                                  161,000      76,998             0.0%
#*  Alibaba Health Information Technology, Ltd.                  240,000     190,429             0.0%
#*  Alibaba Pictures Group, Ltd.                                 450,000     119,834             0.0%
*   Aluminum Corp. of China, Ltd. ADR                              8,700      69,861             0.0%
#*  Aluminum Corp. of China, Ltd. Class H                        142,000      45,736             0.0%
    AMVIG Holdings, Ltd.                                          98,000      45,409             0.0%
    Angang Steel Co., Ltd. Class H                               282,000     117,181             0.0%
    Anhui Conch Cement Co., Ltd. Class H                         117,000     357,002             0.1%
    Anhui Expressway Co., Ltd. Class H                           172,000     147,912             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                SHARES    VALUE++   OF NET ASSETS**
                                                              ---------- ---------- ---------------
CHINA -- (Continued)
    Anta Sports Products, Ltd.                                   162,000 $  453,167             0.1%
*   Anxin-China Holdings, Ltd.                                   784,000     14,611             0.0%
#   Asia Cement China Holdings Corp.                             158,000     49,493             0.0%
    AVIC International Holdings, Ltd. Class H                    100,000     56,763             0.0%
    Bank of China, Ltd. Class H                               10,148,356  4,785,572             0.5%
    Bank of Communications Co., Ltd. Class H                     811,580    597,577             0.1%
    Baoxin Auto Group, Ltd.                                      217,500     89,800             0.0%
    Baoye Group Co., Ltd. Class H                                100,000     68,870             0.0%
    BBMG Corp. Class H                                           245,141    172,103             0.0%
    Beijing Capital International Airport Co., Ltd. Class H      178,000    190,293             0.0%
    Beijing Capital Land, Ltd. Class H                           376,000    180,916             0.0%
#   Beijing Enterprises Water Group, Ltd.                        374,000    295,259             0.0%
    Beijing Jingneng Clean Energy Co., Ltd. Class H              346,000    121,935             0.0%
    Beijing North Star Co., Ltd. Class H                         224,000     72,894             0.0%
    Belle International Holdings, Ltd.                         1,177,000  1,142,439             0.1%
#   Biostime International Holdings, Ltd.                         78,500    174,297             0.0%
#   Bloomage Biotechnology Corp., Ltd.                            40,000     72,968             0.0%
#   Boer Power Holdings, Ltd.                                     83,000    135,552             0.0%
#   Bolina Holding Co., Ltd.                                      44,000     10,711             0.0%
    Bosideng International Holdings, Ltd.                      1,098,000    105,962             0.0%
    Brilliance China Automotive Holdings, Ltd.                   294,000    406,160             0.1%
*   BYD Electronic International Co., Ltd.                       225,500    147,370             0.0%
    C C Land Holdings, Ltd.                                      422,125    107,975             0.0%
    Cabbeen Fashion, Ltd.                                         64,000     42,041             0.0%
    Carrianna Group Holdings Co., Ltd.                           102,000     10,632             0.0%
    CECEP COSTIN New Materials Group, Ltd.                       186,000     27,717             0.0%
    Central China Real Estate, Ltd.                              181,194     36,385             0.0%
#   Changshouhua Food Co., Ltd.                                  110,000     66,320             0.0%
#*  Chaoda Modern Agriculture Holdings, Ltd.                     600,243     27,323             0.0%
#*  Chaowei Power Holdings, Ltd.                                  98,000     62,965             0.0%
*   Chia Tai Enterprises International, Ltd.                      10,620      3,878             0.0%
*   Chigo Holding, Ltd.                                        1,680,000     28,112             0.0%
    China Aerospace International Holdings, Ltd.                 764,000    110,763             0.0%
#*  China Agri-Industries Holdings, Ltd.                         876,800    321,888             0.0%
    China All Access Holdings, Ltd.                              154,000     52,483             0.0%
    China Aoyuan Property Group, Ltd.                            385,000     85,609             0.0%
*   China Automation Group, Ltd.                                 134,000     14,615             0.0%
    China BlueChemical, Ltd. Class H                             637,143    189,206             0.0%
    China Child Care Corp., Ltd.                                 112,000     15,142             0.0%
*   China CITIC Bank Corp., Ltd. Class H                       1,117,000    723,772             0.1%
#   China Coal Energy Co., Ltd. Class H                          314,000    134,381             0.0%
    China Communications Services Corp., Ltd. Class H            980,800    390,927             0.1%
    China Construction Bank Corp. Class H                     12,149,990  8,805,777             0.9%
*   China Culiangwang Beverages Holdings, Ltd.                   648,000     10,743             0.0%
*   China Datang Corp. Renewable Power Co., Ltd. Class H         641,000     84,749             0.0%
#*  China Dredging Environment Protection Holdings, Ltd.         197,000     27,592             0.0%
*   China Dynamics Holdings, Ltd.                                260,000     17,984             0.0%
*   China Eastern Airlines Corp., Ltd. Class H                   148,000     94,952             0.0%
    China Everbright Bank Co., Ltd. Class H                      219,000    107,042             0.0%
    China Everbright International, Ltd.                         524,000    843,835             0.1%
#*  China Fiber Optic Network System Group, Ltd.                 396,000     47,291             0.0%
#*  China Foods, Ltd.                                             84,000     38,417             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
CHINA -- (Continued)
    China Galaxy Securities Co., Ltd. Class H                   458,000 $  396,423             0.1%
    China Gas Holdings, Ltd.                                    268,000    425,836             0.1%
*   China Glass Holdings, Ltd.                                  200,000     27,478             0.0%
*   China High Precision Automation Group, Ltd.                  73,000      2,155             0.0%
*   China High Speed Transmission Equipment Group Co., Ltd.     319,993    285,181             0.0%
#   China Hongqiao Group, Ltd.                                  368,500    191,397             0.0%
*   China Household Holdings, Ltd.                              550,000     18,062             0.0%
*   China Huiyuan Juice Group, Ltd.                             219,000     98,525             0.0%
    China International Marine Containers Group Co., Ltd.
      Class H                                                    44,300     78,482             0.0%
*   China ITS Holdings Co., Ltd.                                164,000     20,217             0.0%
#   China Jinmao Holdings Group, Ltd.                         1,425,120    392,514             0.1%
#   China Lesso Group Holdings, Ltd.                            271,000    219,107             0.0%
#   China Life Insurance Co., Ltd. ADR                           57,804  1,043,940             0.1%
    China Life Insurance Co., Ltd. Class H                       61,000    219,971             0.0%
    China Lilang, Ltd.                                          120,000    101,929             0.0%
    China Longyuan Power Group Corp., Ltd. Class H              556,000    507,607             0.1%
#*  China Lumena New Materials Corp.                            936,000         --             0.0%
    China Medical System Holdings, Ltd.                         278,000    381,850             0.1%
    China Mengniu Dairy Co., Ltd.                               270,000    522,991             0.1%
    China Merchants Bank Co., Ltd. Class H                      678,098  1,770,457             0.2%
    China Merchants Holdings International Co., Ltd.            196,203    650,329             0.1%
#   China Merchants Land, Ltd.                                  204,000     43,234             0.0%
#*  China Metal Recycling Holdings, Ltd.                        130,581     29,787             0.0%
    China Minsheng Banking Corp., Ltd. Class H                  873,600    880,178             0.1%
    China Mobile, Ltd.                                           70,500    844,831             0.1%
    China Mobile, Ltd. Sponsored ADR                            155,765  9,394,187             1.0%
#   China Modern Dairy Holdings, Ltd.                           492,000    147,361             0.0%
#   China Molybdenum Co., Ltd. Class H                          121,000     67,232             0.0%
    China National Materials Co., Ltd. Class H                  395,000     94,768             0.0%
*   China New Town Development Co., Ltd.                        416,254     16,814             0.0%
#*  China Oil & Gas Group, Ltd.                               2,090,000    145,205             0.0%
    China Oilfield Services, Ltd. Class H                       154,000    171,370             0.0%
    China Overseas Grand Oceans Group, Ltd.                     327,500    103,904             0.0%
    China Overseas Land & Investment, Ltd.                      876,000  2,829,363             0.3%
*   China Overseas Property Holdings, Ltd.                      292,000     49,730             0.0%
    China Pacific Insurance Group Co., Ltd. Class H             212,200    845,277             0.1%
    China Pioneer Pharma Holdings, Ltd.                          34,000     14,881             0.0%
    China Power International Development, Ltd.                 829,000    520,970             0.1%
#   China Power New Energy Development Co., Ltd.              1,500,000    103,897             0.0%
#*  China Precious Metal Resources Holdings Co., Ltd.         1,426,000     62,237             0.0%
*   China Properties Group, Ltd.                                128,000     26,364             0.0%
    China Railway Construction Corp., Ltd. Class H              304,000    454,415             0.1%
    China Railway Group, Ltd. Class H                           178,000    167,673             0.0%
*   China Rare Earth Holdings, Ltd.                             557,200     50,674             0.0%
    China Resources Cement Holdings, Ltd.                       516,000    208,226             0.0%
    China Resources Gas Group, Ltd.                             188,000    515,692             0.1%
    China Resources Land, Ltd.                                  440,222  1,143,955             0.1%
    China Resources Power Holdings Co., Ltd.                    342,000    773,661             0.1%
#*  China Sanjiang Fine Chemicals Co., Ltd.                     181,000     38,154             0.0%
    China SCE Property Holdings, Ltd.                           369,600     80,982             0.0%
#*  China Shanshui Cement Group, Ltd.                           660,790    352,962             0.0%
    China Shenhua Energy Co., Ltd. Class H                      301,384    507,086             0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
CHINA -- (Continued)
    China Shineway Pharmaceutical Group, Ltd.                    47,000 $   60,946             0.0%
#   China Shipping Development Co., Ltd. Class H                357,654    259,299             0.0%
#   China Singyes Solar Technologies Holdings, Ltd.             175,000    137,011             0.0%
#   China South City Holdings, Ltd.                             842,000    200,803             0.0%
    China Southern Airlines Co., Ltd. Class H                   228,000    193,474             0.0%
    China Southern Airlines Co., Ltd. Sponsored ADR               6,230    262,470             0.0%
    China State Construction International Holdings, Ltd.       219,919    333,705             0.0%
#   China Suntien Green Energy Corp., Ltd. Class H              647,000    115,355             0.0%
*   China Taifeng Beddings Holdings, Ltd.                       134,000      7,002             0.0%
*   China Taiping Insurance Holdings Co., Ltd.                  153,412    481,664             0.1%
    China Telecom Corp., Ltd. ADR                                16,786    877,908             0.1%
    China Telecom Corp., Ltd. Class H                            86,000     44,749             0.0%
#*  China Tian Lun Gas Holdings, Ltd.                            79,500     72,607             0.0%
*   China Tianyi Holdings, Ltd.                                 108,000     12,507             0.0%
    China Travel International Investment Hong Kong, Ltd.       330,000    149,155             0.0%
    China Unicom Hong Kong, Ltd.                              1,286,000  1,563,957             0.2%
    China Unicom Hong Kong, Ltd. ADR                             98,464  1,209,138             0.1%
*   China Vanadium Titano - Magnetite Mining Co., Ltd.          249,000      9,911             0.0%
    China Vanke Co., Ltd. Class H                               282,400    660,471             0.1%
#   China Water Affairs Group, Ltd.                             266,000    141,029             0.0%
#*  China Water Industry Group, Ltd.                             76,000     15,647             0.0%
#   China Yongda Automobiles Services Holdings, Ltd.             42,500     19,835             0.0%
#*  China Yurun Food Group, Ltd.                                581,000    123,728             0.0%
    China ZhengTong Auto Services Holdings, Ltd.                256,000    114,566             0.0%
#   China Zhongwang Holdings, Ltd.                              659,118    291,980             0.0%
#*  Chinasoft International, Ltd.                               216,000     93,622             0.0%
*   Chongqing Iron & Steel Co., Ltd. Class H                     72,000     11,548             0.0%
    Chongqing Machinery & Electric Co., Ltd. Class H            476,000     67,744             0.0%
    Chongqing Rural Commercial Bank Co., Ltd. Class H           764,000    475,887             0.1%
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings,
      Ltd.                                                       92,000     15,594             0.0%
#   CIMC Enric Holdings, Ltd.                                   138,000     91,022             0.0%
*   CITIC Dameng Holdings, Ltd.                                  40,000      3,336             0.0%
#*  CITIC Resources Holdings, Ltd.                            1,074,000    160,018             0.0%
    CITIC Securities Co., Ltd. Class H                          217,500    469,231             0.1%
    CITIC, Ltd.                                                 460,433    859,651             0.1%
#*  Citychamp Watch & Jewellery Group, Ltd.                     700,000    108,493             0.0%
    Clear Media, Ltd.                                            22,000     22,114             0.0%
    CNOOC, Ltd.                                                 866,000    975,906             0.1%
#   CNOOC, Ltd. Sponsored ADR                                    38,445  4,370,428             0.5%
#   Comba Telecom Systems Holdings, Ltd.                        443,796     91,152             0.0%
*   Comtec Solar Systems Group, Ltd.                            278,000     25,348             0.0%
    Concord New Energy Group, Ltd.                            1,314,648     89,294             0.0%
*   Coolpad Group, Ltd.                                         388,000     67,698             0.0%
    COSCO Pacific, Ltd.                                         485,051    627,514             0.1%
*   Coslight Technology International Group Co., Ltd.            52,000     19,439             0.0%
    Country Garden Holdings Co., Ltd.                         1,483,000    563,294             0.1%
    CP Pokphand Co., Ltd.                                     1,062,000    126,754             0.0%
    CPMC Holdings, Ltd.                                         201,000    112,427             0.0%
    CSPC Pharmaceutical Group, Ltd.                             294,000    272,971             0.0%
*   DaChan Food Asia, Ltd.                                       57,000      6,390             0.0%
#   Dah Chong Hong Holdings, Ltd.                               370,000    167,605             0.0%
#   Dalian Port PDA Co., Ltd. Class H                           116,000     41,833             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
CHINA -- (Continued)
*   Daphne International Holdings, Ltd.                         308,000 $   54,660             0.0%
    Datang International Power Generation Co., Ltd. Class H     476,000    174,572             0.0%
    Dawnrays Pharmaceutical Holdings, Ltd.                       52,000     42,802             0.0%
#*  DBA Telecommunication Asia Holdings, Ltd.                   112,000      1,897             0.0%
    Digital China Holdings, Ltd.                                305,000    310,389             0.0%
#   Dongfang Electric Corp., Ltd. Class H                        66,000     78,910             0.0%
    Dongyue Group, Ltd.                                         418,000    113,881             0.0%
    Embry Holdings, Ltd.                                         14,000      7,621             0.0%
    ENN Energy Holdings, Ltd.                                   174,000    990,086             0.1%
    EVA Precision Industrial Holdings, Ltd.                     342,000     82,013             0.0%
#   Evergrande Real Estate Group, Ltd.                        2,202,000  1,669,816             0.2%
    Fantasia Holdings Group Co., Ltd.                           615,000     72,610             0.0%
    Far East Horizon, Ltd.                                       29,000     24,121             0.0%
    First Tractor Co., Ltd. Class H                              68,000     46,159             0.0%
    Fosun International, Ltd.                                   195,455    355,419             0.0%
#   Fufeng Group, Ltd.                                          384,400    203,491             0.0%
#*  GCL-Poly Energy Holdings, Ltd.                            1,991,000    413,793             0.1%
    Geely Automobile Holdings, Ltd.                           1,045,000    554,592             0.1%
*   Global Bio-Chem Technology Group Co., Ltd.                  482,800     18,862             0.0%
*   Glorious Property Holdings, Ltd.                            793,000    102,154             0.0%
#   Golden Eagle Retail Group, Ltd.                             169,000    216,665             0.0%
#*  Goldin Properties Holdings, Ltd.                             42,000     36,129             0.0%
    Goldlion Holdings, Ltd.                                      61,152     25,842             0.0%
    Goldpac Group, Ltd.                                          23,000     11,865             0.0%
    GOME Electrical Appliances Holding, Ltd.                  4,017,940    734,197             0.1%
    Good Friend International Holdings, Inc.                     22,000      5,379             0.0%
#*  Goodbaby International Holdings, Ltd.                       170,000     77,785             0.0%
#   Greatview Aseptic Packaging Co., Ltd.                       169,000     79,338             0.0%
#*  Greenland Hong Kong Holdings, Ltd.                          127,000     53,625             0.0%
*   Greentown China Holdings, Ltd.                              258,000    224,672             0.0%
    Guangdong Investment, Ltd.                                  580,000    815,689             0.1%
*   Guangdong Land Holdings, Ltd.                               142,000     31,786             0.0%
    Guangshen Railway Co., Ltd. Class H                         150,000     77,514             0.0%
    Guangshen Railway Co., Ltd. Sponsored ADR                     6,762    174,730             0.0%
    Guangzhou Automobile Group Co., Ltd. Class H                139,740    121,828             0.0%
    Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.
      Class H                                                    10,000     28,142             0.0%
#   Guangzhou R&F Properties Co., Ltd. Class H                  360,400    357,218             0.1%
*   Guodian Technology & Environment Group Corp., Ltd.
      Class H                                                   235,000     22,683             0.0%
    Haier Electronics Group Co., Ltd.                           232,000    447,778             0.1%
    Haitian International Holdings, Ltd.                        114,000    199,466             0.0%
    Haitong Securities Co., Ltd. Class H                        388,000    675,080             0.1%
#*  Hanergy Thin Film Power Group, Ltd.                       1,016,000    137,641             0.0%
    Hengan International Group Co., Ltd.                        121,500  1,307,320             0.1%
#   Hengdeli Holdings, Ltd.                                     967,200    145,196             0.0%
#*  Hidili Industry International Development, Ltd.             374,000     19,156             0.0%
#   Hilong Holding, Ltd.                                        351,000     74,167             0.0%
*   Hisense Kelon Electrical Holdings Co., Ltd. Class H          53,000     26,962             0.0%
*   HKC Holdings, Ltd.                                        1,068,098     24,758             0.0%
    HNA Infrastructure Co., Ltd. Class H                         65,000     74,431             0.0%
#*  Honghua Group, Ltd.                                         441,000     35,727             0.0%
    Hopewell Highway Infrastructure, Ltd.                       267,972    122,910             0.0%
#*  Hopson Development Holdings, Ltd.                           251,000    212,068             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                SHARES    VALUE++   OF NET ASSETS**
                                                              ---------- ---------- ---------------
CHINA -- (Continued)
#   HOSA International, Ltd.                                      20,000 $    8,246             0.0%
    Huadian Power International Corp., Ltd. Class H              294,000    216,093             0.0%
    Huaneng Power International, Inc. Class H                    254,000    274,664             0.0%
    Huaneng Power International, Inc. Sponsored ADR                6,108    268,080             0.0%
    Huaneng Renewables Corp., Ltd. Class H                     1,056,000    325,233             0.0%
    Huishang Bank Corp., Ltd. Class H                             36,000     15,420             0.0%
    Industrial & Commercial Bank of China, Ltd. Class H       14,820,017  9,400,412             1.0%
    Inspur International, Ltd.                                    45,000      8,559             0.0%
#   Intime Retail Group Co., Ltd.                                269,000    296,428             0.0%
    Jiangnan Group, Ltd.                                          54,000     12,366             0.0%
    Jiangsu Expressway Co., Ltd. Class H                         270,000    362,982             0.1%
    Jiangxi Copper Co., Ltd. Class H                             306,000    402,980             0.1%
#   Jingwei Textile Machinery Class H                             50,000     75,094             0.0%
    Ju Teng International Holdings, Ltd.                         316,000    172,409             0.0%
*   Kai Yuan Holdings, Ltd.                                    1,320,000     13,577             0.0%
#*  Kaisa Group Holdings, Ltd.                                   662,000     49,966             0.0%
    Kingboard Chemical Holdings, Ltd.                            259,400    365,822             0.1%
    Kingboard Laminates Holdings, Ltd.                           302,473    125,590             0.0%
#   Kingdee International Software Group Co., Ltd.               362,000    148,876             0.0%
    Kunlun Energy Co., Ltd.                                    1,040,000    847,690             0.1%
    KWG Property Holding, Ltd.                                   464,330    333,624             0.0%
*   Labixiaoxin Snacks Group, Ltd.                                73,000      6,572             0.0%
    Lai Fung Holdings, Ltd.                                    1,735,000     29,513             0.0%
    Le Saunda Holdings, Ltd.                                      92,400     24,633             0.0%
    Lee & Man Chemical Co., Ltd.                                  28,000     12,221             0.0%
    Lee & Man Paper Manufacturing, Ltd.                          428,000    265,907             0.0%
    Lee's Pharmaceutical Holdings, Ltd.                           14,000     18,076             0.0%
    Lenovo Group, Ltd.                                         1,980,000  1,829,527             0.2%
    Leoch International Technology, Ltd.                         148,000     11,382             0.0%
#*  Lianhua Supermarket Holdings Co., Ltd. Class H               163,200     76,196             0.0%
#   Logan Property Holdings Co., Ltd.                             82,000     34,412             0.0%
    Longfor Properties Co., Ltd.                                 368,000    494,011             0.1%
    Lonking Holdings, Ltd.                                       817,000    131,036             0.0%
*   Loudong General Nice Resources China Holdings, Ltd.          399,600     34,032             0.0%
#*  Maanshan Iron & Steel Co., Ltd. Class H                      464,000     99,334             0.0%
    Maoye International Holdings, Ltd.                           441,000     55,939             0.0%
#   Metallurgical Corp. of China, Ltd. Class H                   391,000    144,280             0.0%
#*  Microport Scientific Corp.                                    77,000     32,072             0.0%
*   MIE Holdings Corp.                                           306,000     40,515             0.0%
    MIN XIN Holdings, Ltd.                                        20,000     17,228             0.0%
*   Mingfa Group International Co., Ltd.                         374,000     89,505             0.0%
    Minmetals Land, Ltd.                                         347,644     35,725             0.0%
    Minth Group, Ltd.                                             96,000    198,909             0.0%
#*  MMG, Ltd.                                                    592,000    130,827             0.0%
    MOBI Development Co., Ltd.                                   100,000     16,425             0.0%
*   Nan Hai Corp., Ltd.                                          200,000      4,215             0.0%
    Nature Home Holding Co., Ltd.                                 19,000      2,423             0.0%
#   NetDragon Websoft, Inc.                                       30,500     83,769             0.0%
    New China Life Insurance Co., Ltd. Class H                    87,400    383,732             0.1%
    New World China Land, Ltd.                                   677,189    449,248             0.1%
    New World Department Store China, Ltd.                       120,000     19,988             0.0%
    Nine Dragons Paper Holdings, Ltd.                            601,000    396,563             0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
CHINA -- (Continued)
#*  North Mining Shares Co., Ltd.                               430,000 $    4,646             0.0%
    NVC Lighting Holding, Ltd.                                  403,000     52,516             0.0%
*   O-Net Communications Group, Ltd.                             65,000     19,046             0.0%
    Overseas Chinese Town Asia Holdings, Ltd.                   154,000     69,365             0.0%
#   Pacific Online, Ltd.                                        108,000     36,014             0.0%
#   Parkson Retail Group, Ltd.                                  467,000     68,816             0.0%
#   PAX Global Technology, Ltd.                                  82,000    107,018             0.0%
    People's Insurance Co. Group of China, Ltd. (The) Class H   492,000    263,941             0.0%
#   Phoenix Healthcare Group Co., Ltd.                           43,500     65,761             0.0%
    Phoenix Satellite Television Holdings, Ltd.                 372,000     89,291             0.0%
    PICC Property & Casualty Co., Ltd. Class H                  642,388  1,459,270             0.2%
    Ping An Insurance Group Co. of China, Ltd. Class H          791,500  4,447,975             0.5%
#   Poly Property Group Co., Ltd.                               809,111    261,937             0.0%
*   Pou Sheng International Holdings, Ltd.                      364,687     58,116             0.0%
    Powerlong Real Estate Holdings, Ltd.                        326,000     64,129             0.0%
*   Prosperity International Holdings HK, Ltd.                  700,000     20,660             0.0%
*   Qunxing Paper Holdings Co., Ltd.                            124,416      6,068             0.0%
#   Real Nutriceutical Group, Ltd.                              341,000     43,997             0.0%
#*  Renhe Commercial Holdings Co., Ltd.                       6,321,854    329,394             0.0%
    Road King Infrastructure, Ltd.                               98,000     85,326             0.0%
#*  Sany Heavy Equipment International Holdings Co., Ltd.       344,000     83,550             0.0%
*   Scud Group, Ltd.                                            206,000     10,366             0.0%
*   Semiconductor Manufacturing International Corp.           5,259,000    487,192             0.1%
*   Semiconductor Manufacturing International Corp. ADR          35,721    166,103             0.0%
    Shandong Chenming Paper Holdings, Ltd. Class H              173,500     96,845             0.0%
    Shandong Weigao Group Medical Polymer Co., Ltd. Class H     196,000    134,828             0.0%
    Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H        27,500     88,816             0.0%
    Shanghai Industrial Holdings, Ltd.                          159,000    416,335             0.1%
    Shanghai Industrial Urban Development Group, Ltd.           636,000    123,413             0.0%
#   Shanghai Jin Jiang International Hotels Group Co., Ltd.
      Class H                                                   260,000     80,610             0.0%
    Shanghai Prime Machinery Co., Ltd. Class H                  194,000     33,834             0.0%
*   Shanghai Zendai Property, Ltd.                              205,000      5,360             0.0%
*   Shengli Oil & Gas Pipe Holdings, Ltd.                       144,000      5,069             0.0%
    Shenguan Holdings Group, Ltd.                               550,000     79,276             0.0%
    Shenzhen Expressway Co., Ltd. Class H                       214,000    164,631             0.0%
    Shenzhen International Holdings, Ltd.                       288,887    440,185             0.1%
    Shenzhen Investment, Ltd.                                 1,052,961    425,980             0.1%
    Shenzhou International Group Holdings, Ltd.                  90,000    442,938             0.1%
    Shimao Property Holdings, Ltd.                              523,856    913,425             0.1%
*   Shougang Concord International Enterprises Co., Ltd.      1,692,000     70,553             0.0%
#   Shougang Fushan Resources Group, Ltd.                     1,016,000    134,469             0.0%
#   Shui On Land, Ltd.                                        1,323,021    364,026             0.1%
*   Shunfeng International Clean Energy, Ltd.                   142,000     45,369             0.0%
    Sichuan Expressway Co., Ltd. Class H                        284,000     98,847             0.0%
*   Sijia Group Co.                                              30,000        995             0.0%
    Sino Biopharmaceutical, Ltd.                                524,000    653,190             0.1%
*   Sino Oil And Gas Holdings, Ltd.                           4,120,000    101,624             0.0%
    Sino-Ocean Land Holdings, Ltd.                              975,503    563,224             0.1%
    Sinofert Holdings, Ltd.                                     996,000    174,951             0.0%
#   SinoMedia Holding, Ltd.                                     118,644     37,816             0.0%
#*  Sinopec Oilfield Service Corp. Class H                      196,000     61,798             0.0%
*   Sinopec Shanghai Petrochemical Co., Ltd. Class H            290,000    120,371             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
CHINA -- (Continued)
    Sinopharm Group Co., Ltd. Class H                           170,400 $   700,050             0.1%
#   Sinosoft Technology Group, Ltd.                              66,000      37,417             0.0%
    Sinotrans Shipping, Ltd.                                    454,173      95,693             0.0%
    Sinotrans, Ltd. Class H                                     418,000     227,513             0.0%
    Sinotruk Hong Kong, Ltd.                                    263,500     109,678             0.0%
    SITC International Holdings Co., Ltd.                       170,000      87,040             0.0%
    Skyworth Digital Holdings, Ltd.                             606,412     448,792             0.1%
#   SMI Holdings Group, Ltd.                                    408,000      36,118             0.0%
#   SOHO China, Ltd.                                            697,412     359,551             0.1%
*   Solargiga Energy Holdings, Ltd.                             265,000       7,652             0.0%
*   Sparkle Roll Group, Ltd.                                    456,000      20,560             0.0%
    Springland International Holdings, Ltd.                     136,000      33,882             0.0%
#*  SPT Energy Group, Inc.                                      270,000      26,331             0.0%
*   SRE Group, Ltd.                                             886,857      44,053             0.0%
#   SSY Group, Ltd.                                             275,719      68,686             0.0%
#   Sun Art Retail Group, Ltd.                                  566,500     463,051             0.1%
    Sunac China Holdings, Ltd.                                  608,000     373,658             0.1%
#   Sunny Optical Technology Group Co., Ltd.                    182,000     421,773             0.1%
    TCC International Holdings, Ltd.                            620,692     122,985             0.0%
#   TCL Communication Technology Holdings, Ltd.                 243,000     181,180             0.0%
#   TCL Multimedia Technology Holdings, Ltd.                    140,000      62,537             0.0%
#*  Technovator International, Ltd.                              50,000      31,254             0.0%
    Tencent Holdings, Ltd.                                      636,200  11,959,250             1.3%
#   Tenfu Cayman Holdings Co., Ltd.                              34,000      12,500             0.0%
    Texhong Textile Group, Ltd.                                 125,000      92,712             0.0%
    Tian An China Investment Co., Ltd.                           62,000      37,159             0.0%
    Tian Shan Development Holdings, Ltd.                         36,000      15,095             0.0%
#   Tiangong International Co., Ltd.                            536,000      49,596             0.0%
    Tianjin Capital Environmental Protection Group Co., Ltd.
      Class H                                                    40,000      30,024             0.0%
*   Tianjin Jinran Public Utilities Co., Ltd. Class H            50,000       5,604             0.0%
    Tianjin Port Development Holdings, Ltd.                     744,000     123,357             0.0%
*   Tianneng Power International, Ltd.                          154,000     111,481             0.0%
    Tingyi Cayman Islands Holding Corp.                         398,000     679,345             0.1%
    Tomson Group, Ltd.                                           66,969      14,677             0.0%
    Tong Ren Tang Technologies Co., Ltd. Class H                 69,000     107,952             0.0%
    Tongda Group Holdings, Ltd.                                 690,000     140,527             0.0%
    Tonly Electronics Holdings, Ltd.                             22,200      13,725             0.0%
#   Towngas China Co., Ltd.                                     307,000     206,985             0.0%
    TPV Technology, Ltd.                                        253,412      37,103             0.0%
    Travelsky Technology, Ltd. Class H                          136,500     200,668             0.0%
#   Trigiant Group, Ltd.                                        190,000      40,050             0.0%
#   Truly International Holdings, Ltd.                          525,140     125,117             0.0%
    Uni-President China Holdings, Ltd.                          173,966     142,482             0.0%
*   United Energy Group, Ltd.                                   808,000     108,985             0.0%
#   Universal Health International Group Holding, Ltd.          392,000     154,666             0.0%
#   Want Want China Holdings, Ltd.                            1,207,000   1,003,145             0.1%
    Wasion Group Holdings, Ltd.                                 110,000     122,032             0.0%
#   Weichai Power Co., Ltd. Class H                             195,560     208,118             0.0%
    Weiqiao Textile Co. Class H                                 223,500     100,861             0.0%
    Welling Holding, Ltd.                                       294,800      49,259             0.0%
    West China Cement, Ltd.                                     636,000     108,528             0.0%
#   Wisdom Sports Group                                          22,000      11,463             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                               SHARES     VALUE++    OF NET ASSETS**
                                                              --------- ------------ ---------------
CHINA -- (Continued)
#*  Wumart Stores, Inc. Class H                                 106,000 $     75,624             0.0%
#   Xiamen International Port Co., Ltd. Class H                 360,000       91,960             0.0%
    Xingda International Holdings, Ltd.                         363,000       79,706             0.0%
#   Xinjiang Goldwind Science & Technology Co., Ltd. Class H     56,000      105,166             0.0%
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H           236,000       26,369             0.0%
    Xiwang Special Steel Co., Ltd.                              160,000       29,824             0.0%
    XTEP International Holdings, Ltd.                           128,000       66,274             0.0%
*   Yanchang Petroleum International, Ltd.                    2,200,000       69,708             0.0%
#   Yanzhou Coal Mining Co., Ltd. Class H                       226,000      108,514             0.0%
    Yanzhou Coal Mining Co., Ltd. Sponsored ADR                  17,888       85,684             0.0%
    Yingde Gases Group Co., Ltd.                                354,500      157,531             0.0%
    Yip's Chemical Holdings, Ltd.                                88,000       36,104             0.0%
    Youyuan International Holdings, Ltd.                         62,920       20,848             0.0%
    Yuanda China Holdings, Ltd.                                 334,000       15,677             0.0%
    Yuexiu Property Co., Ltd.                                 2,895,292      498,829             0.1%
    Yuexiu Transport Infrastructure, Ltd.                       176,752      120,508             0.0%
#   Yuzhou Properties Co., Ltd.                                 453,200      108,058             0.0%
#   Zall Development Group, Ltd.                                621,000      137,811             0.0%
#   Zhaojin Mining Industry Co., Ltd. Class H                   289,500      163,153             0.0%
    Zhejiang Expressway Co., Ltd. Class H                       370,000      455,809             0.1%
#   Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H      37,200       17,103             0.0%
*   Zhong An Real Estate, Ltd.                                  245,000       26,791             0.0%
#   Zhongsheng Group Holdings, Ltd.                             195,000       80,795             0.0%
    Zhuzhou CSR Times Electric Co., Ltd. Class H                 79,250      514,035             0.1%
#   Zijin Mining Group Co., Ltd. Class H                        324,000       86,677             0.0%
#   Zoomlion Heavy Industry Science and Technology Co., Ltd.
      Class H                                                   318,200      120,998             0.0%
    ZTE Corp. Class H                                            41,720      100,251             0.0%
                                                                        ------------            ----
TOTAL CHINA                                                              139,691,290            14.6%
                                                                        ------------            ----
COLOMBIA -- (0.6%)
    Almacenes Exito SA                                           56,848      256,277             0.0%
    Banco de Bogota SA                                            6,775      137,979             0.0%
    Bancolombia SA                                               66,742      542,322             0.1%
#   Bancolombia SA Sponsored ADR                                 40,099    1,388,227             0.2%
    Celsia SA ESP                                               115,849      119,568             0.0%
    Cementos Argos SA                                            74,090      245,518             0.0%
*   Cemex Latam Holdings SA                                      61,128      212,693             0.0%
    Constructora Conconcreto SA                                   2,809        1,149             0.0%
    Corp. Financiera Colombiana SA(B000C92)                      13,424      175,342             0.0%
    Corp. Financiera Colombiana SA(BYPK1V0)                         125        1,627             0.0%
    Ecopetrol SA                                              1,022,994      476,715             0.1%
    Ecopetrol SA Sponsored ADR                                   47,013      438,161             0.1%
    Empresa de Energia de Bogota SA ESP                         339,656      219,246             0.0%
    Empresa de Telecomunicaciones de Bogota                      69,627       14,300             0.0%
    Grupo Aval Acciones y Valores SA ADR                          5,939       47,571             0.0%
    Grupo de Inversiones Suramericana SA                         14,586      185,182             0.0%
    Grupo Nutresa SA                                             44,234      333,167             0.0%
    Interconexion Electrica SA ESP                              130,809      313,364             0.0%
    Isagen SA ESP                                               350,719      371,663             0.1%
    Mineros SA                                                    5,269        3,310             0.0%
                                                                        ------------            ----
TOTAL COLOMBIA                                                             5,483,381             0.6%
                                                                        ------------            ----

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S.                                                   63,342 $1,265,607             0.1%
    Komercni banka as                                           2,413    500,064             0.1%
    Pegas Nonwovens SA                                          4,854    151,654             0.0%
*   Unipetrol A.S.                                             17,641    106,085             0.0%
                                                                      ----------             ---
TOTAL CZECH REPUBLIC                                                   2,023,410             0.2%
                                                                      ----------             ---
    EGYPT -- (0.1%)
    Commercial International Bank Egypt SAE GDR               129,367    754,881             0.1%
*   Egyptian Financial Group-Hermes Holding Co. GDR             1,061      2,440             0.0%
*   Global Telecom Holding SAE GDR                            128,853    150,000             0.0%
                                                                      ----------             ---
TOTAL EGYPT                                                              907,321             0.1%
                                                                      ----------             ---
GREECE -- (0.3%)
    Aegean Airlines SA                                         14,009    108,765             0.0%
*   Alpha Bank AE                                             597,189     76,139             0.0%
    Athens Water Supply & Sewage Co. SA (The)                   9,282     58,925             0.0%
    Bank of Greece                                                 93        986             0.0%
*   Ellaktor SA                                                37,044     72,812             0.0%
    FF Group                                                   11,777    237,470             0.0%
*   Fourlis Holdings SA                                        16,770     51,425             0.0%
*   Frigoglass SAIC                                             9,710     24,242             0.0%
*   GEK Terna Holding Real Estate Construction SA              19,516     40,353             0.0%
    Hellenic Exchanges - Athens Stock Exchange SA              19,753    113,091             0.0%
    Hellenic Petroleum SA                                      13,422     78,576             0.0%
    Hellenic Telecommunications Organization SA                74,208    694,678             0.1%
*   Intracom Holdings SA                                       23,370      8,638             0.0%
    JUMBO SA                                                   30,650    297,465             0.1%
*   Lamda Development SA                                       10,911     55,375             0.0%
*   Marfin Investment Group Holdings SA                       371,966     35,327             0.0%
    Metka SA                                                   13,580    130,461             0.0%
*   Motor Oil Hellas Corinth Refineries SA                     20,574    253,866             0.1%
    Mytilineos Holdings SA                                      9,396     50,284             0.0%
*   National Bank of Greece SA                                282,257    211,831             0.0%
*   Piraeus Bank SA                                           380,333     39,266             0.0%
    Piraeus Port Authority SA                                     988     17,404             0.0%
    Public Power Corp. SA                                      23,407    135,432             0.0%
    Terna Energy SA                                            15,305     48,677             0.0%
    Titan Cement Co. SA                                         9,067    199,600             0.0%
                                                                      ----------             ---
TOTAL GREECE                                                           3,041,088             0.3%
                                                                      ----------             ---
HUNGARY -- (0.2%)
*   FHB Mortgage Bank P.L.C.                                    6,863     16,993             0.0%
*   Magyar Telekom Telecommunications P.L.C.                  232,203    321,665             0.0%
    MOL Hungarian Oil & Gas P.L.C.                             21,025    948,804             0.1%
    OTP Bank P.L.C.                                            52,426  1,014,534             0.1%
                                                                      ----------             ---
TOTAL HUNGARY                                                          2,301,996             0.2%
                                                                      ----------             ---
INDIA -- (10.9%)
*   3M India, Ltd.                                                359     64,183             0.0%
    Aarti Industries                                           12,706     98,804             0.0%
    Aban Offshore, Ltd.                                        10,632     36,245             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
INDIA -- (Continued)
    ABB India, Ltd.                                             6,497 $  122,107             0.0%
*   ABG Shipyard, Ltd.                                         13,436     25,848             0.0%
    ACC, Ltd.                                                  16,532    347,660             0.1%
    Adani Enterprises, Ltd.                                    75,237    105,616             0.0%
    Adani Ports & Special Economic Zone, Ltd.                 142,600    642,648             0.1%
*   Adani Power, Ltd.                                         433,006    207,007             0.0%
*   Adani Transmissions, Ltd.                                  75,237     41,551             0.0%
    Aditya Birla Nuvo, Ltd.                                    24,802    779,888             0.1%
*   Advanta, Ltd.                                              13,810    107,511             0.0%
    Aegis Logistics, Ltd.                                      76,499    119,046             0.0%
    Agro Tech Foods, Ltd.                                       1,273     11,382             0.0%
    AIA Engineering, Ltd.                                      18,729    274,533             0.0%
    Ajanta Pharma, Ltd.                                        12,996    306,364             0.0%
    Akzo Nobel India, Ltd.                                      6,102    125,375             0.0%
    Alembic Pharmaceuticals, Ltd.                              26,427    273,746             0.0%
    Allahabad Bank                                             86,468     98,961             0.0%
    Allcargo Logistics, Ltd.                                   14,038     67,669             0.0%
*   Alok Industries, Ltd.                                     324,602     33,619             0.0%
    Alstom India, Ltd.                                          9,880     93,661             0.0%
    Alstom T&D India, Ltd.                                      2,024     16,162             0.0%
    Amara Raja Batteries, Ltd.                                 22,814    314,905             0.0%
    Ambuja Cements, Ltd.                                      162,313    512,587             0.1%
    Amtek Auto, Ltd.                                           52,973     32,482             0.0%
    Anant Raj, Ltd.                                            45,218     26,013             0.0%
    Andhra Bank                                               120,102    119,859             0.0%
    Apar Industries, Ltd.                                       7,842     51,377             0.0%
    Apollo Tyres, Ltd.                                        217,099    568,189             0.1%
*   Arvind Infrastructure, Ltd.                                 7,671      7,161             0.0%
    Arvind, Ltd.                                              109,265    463,213             0.1%
*   Asahi India Glass, Ltd.                                     9,483     23,424             0.0%
    Ashok Leyland, Ltd.                                       383,855    548,968             0.1%
    Ashoka Buildcon, Ltd.                                       5,355     13,325             0.0%
    Asian Paints, Ltd.                                         95,820  1,217,039             0.1%
    Astral Polytechnik, Ltd.                                    3,489     21,953             0.0%
    Atul, Ltd.                                                  6,398    165,425             0.0%
    Axis Bank, Ltd.                                           347,480  2,518,815             0.3%
    Bajaj Auto, Ltd.                                           32,992  1,286,793             0.1%
    Bajaj Corp., Ltd.                                          29,693    185,432             0.0%
    Bajaj Electricals, Ltd.                                     7,154     26,959             0.0%
    Bajaj Finance, Ltd.                                         5,021    398,912             0.1%
    Bajaj Finserv, Ltd.                                        17,589    525,743             0.1%
*   Bajaj Hindusthan Sugar, Ltd.                              124,005     37,682             0.0%
    Bajaj Holdings & Investment, Ltd.                          15,277    388,856             0.1%
    Balkrishna Industries, Ltd.                                22,976    228,626             0.0%
    Ballarpur Industries, Ltd.                                146,169     40,327             0.0%
    Balmer Lawrie & Co., Ltd.                                   7,131     63,211             0.0%
*   Balrampur Chini Mills, Ltd.                                57,266     53,399             0.0%
    Bank of Baroda                                            134,764    328,020             0.0%
    Bank of India                                              64,420    129,038             0.0%
    Bank Of Maharashtra                                        36,741     18,883             0.0%
    Bannari Amman Sugars, Ltd.                                    894     13,364             0.0%
    BASF India, Ltd.                                            4,569     62,874             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
INDIA -- (Continued)
    Bata India, Ltd.                                           27,156 $  207,870             0.0%
    BEML, Ltd.                                                  8,527    151,757             0.0%
    Berger Paints India, Ltd.                                  75,832    257,776             0.0%
    BGR Energy Systems, Ltd.                                    7,400     12,323             0.0%
    Bharat Forge, Ltd.                                         67,209    882,049             0.1%
    Bharat Petroleum Corp., Ltd.                               59,694    793,691             0.1%
    Bharti Airtel, Ltd.                                       295,165  1,559,590             0.2%
    Bhushan Steel, Ltd.                                        14,566      9,798             0.0%
    Biocon, Ltd.                                               37,418    259,157             0.0%
    Birla Corp., Ltd.                                           9,090     59,697             0.0%
    Blue Star, Ltd.                                            13,153     79,340             0.0%
    Bombay Dyeing & Manufacturing Co., Ltd.                    82,115     82,251             0.0%
    Bosch, Ltd.                                                 1,403    438,398             0.1%
    Brigade Enterprises, Ltd.                                  10,446     24,455             0.0%
    Britannia Industries, Ltd.                                  7,586    372,068             0.1%
    Cairn India, Ltd.                                         179,504    419,757             0.1%
    Canara Bank                                                57,905    243,341             0.0%
    Carborundum Universal, Ltd.                                35,694     95,700             0.0%
    Castex Technologies, Ltd.                                  36,365     13,090             0.0%
    CCL Products India, Ltd.                                   31,588    105,568             0.0%
    Ceat, Ltd.                                                 16,732    275,206             0.0%
    Central Bank Of India                                      68,029     85,798             0.0%
    Century Plyboards India, Ltd.                              31,384     84,421             0.0%
    Century Textiles & Industries, Ltd.                        18,507    156,261             0.0%
    Cera Sanitaryware, Ltd.                                     1,034     30,184             0.0%
    CESC, Ltd.                                                 43,745    388,891             0.1%
    Chambal Fertilizers & Chemicals, Ltd.                     104,527     91,735             0.0%
*   Chennai Petroleum Corp., Ltd.                              35,002    113,294             0.0%
    Chennai Super Kings Cricket, Ltd.                         130,176      4,482             0.0%
    Cholamandalam Investment and Finance Co., Ltd.              7,488     72,125             0.0%
    City Union Bank, Ltd.                                      90,113    123,893             0.0%
    Clariant Chemicals India, Ltd.                              4,445     52,305             0.0%
    Colgate-Palmolive India, Ltd.                              34,720    506,293             0.1%
    Container Corp. Of India, Ltd.                             16,450    333,338             0.0%
    Coromandel International, Ltd.                             43,846    124,993             0.0%
    Corp. Bank                                                 78,153     51,999             0.0%
    Cox & Kings, Ltd.                                          45,696    187,627             0.0%
    Credit Analysis & Research, Ltd.                            7,035    140,799             0.0%
    CRISIL, Ltd.                                                7,075    210,980             0.0%
    Crompton Greaves, Ltd.                                    196,701    522,619             0.1%
    Cummins India, Ltd.                                        26,126    431,415             0.1%
    Cyient, Ltd.                                               22,530    184,655             0.0%
    Dabur India, Ltd.                                         157,558    649,129             0.1%
    Dalmia Bharat, Ltd.                                        25,540    276,146             0.0%
    DB Corp., Ltd.                                              3,444     17,176             0.0%
*   DB Realty, Ltd.                                            51,789     49,046             0.0%
*   DCB Bank, Ltd.                                            106,692    140,674             0.0%
    DCM Shriram, Ltd.                                          36,958     73,510             0.0%
    Deepak Fertilisers & Petrochemicals Corp., Ltd.            12,197     27,136             0.0%
*   DEN Networks, Ltd.                                         39,169     68,020             0.0%
    Dena Bank                                                  94,073     60,273             0.0%
    Dewan Housing Finance Corp., Ltd.                          61,244    209,697             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
INDIA -- (Continued)
*   Dish TV India, Ltd.                                       220,035 $355,886             0.1%
    Dishman Pharmaceuticals & Chemicals, Ltd.                  24,707  137,287             0.0%
    Divi's Laboratories, Ltd.                                  41,416  727,060             0.1%
    DLF, Ltd.                                                 115,703  204,997             0.0%
*   Dynamatic Technologies, Ltd.                                1,869   65,669             0.0%
    eClerx Services, Ltd.                                       8,252  229,222             0.0%
    Edelweiss Financial Services, Ltd.                        101,952   92,746             0.0%
    Eicher Motors, Ltd.                                         2,287  619,060             0.1%
    EID Parry India, Ltd.                                      39,453  105,215             0.0%
    EIH, Ltd.                                                  44,017   77,341             0.0%
    Emami, Ltd.                                                25,201  413,193             0.1%
    Engineers India, Ltd.                                      59,697  177,868             0.0%
    Entertainment Network India, Ltd.                           2,514   25,660             0.0%
*   Eros International Media, Ltd.                             11,209   47,283             0.0%
    Escorts, Ltd.                                              35,569   95,475             0.0%
*   Ess Dee Aluminium, Ltd.                                     5,402   27,989             0.0%
*   Essar Oil, Ltd.                                            84,124  243,601             0.0%
    Essar Ports, Ltd.                                          25,367   44,871             0.0%
    Essel Propack, Ltd.                                        39,874   96,914             0.0%
    Exide Industries, Ltd.                                    165,393  380,090             0.1%
    FAG Bearings India, Ltd.                                    3,585  227,669             0.0%
    FDC, Ltd.                                                  15,106   55,355             0.0%
    Federal Bank, Ltd.                                        665,094  548,573             0.1%
*   Federal-Mogul Goetze India, Ltd.                            3,768   20,810             0.0%
    Financial Technologies India, Ltd.                          5,623    9,569             0.0%
    Finolex Cables, Ltd.                                       34,815  134,162             0.0%
    Finolex Industries, Ltd.                                   22,600  107,839             0.0%
*   Firstsource Solutions, Ltd.                               170,916   84,116             0.0%
*   Future Consumer Enterprise, Ltd.                          239,940   67,556             0.0%
    Future Retail, Ltd.                                        66,680  120,074             0.0%
    Gabriel India, Ltd.                                        52,321   71,406             0.0%
    GAIL India, Ltd.                                          107,932  508,679             0.1%
    Gateway Distriparks, Ltd.                                  47,030  240,345             0.0%
    GIC Housing Finance, Ltd.                                   4,352   14,249             0.0%
    Gillette India, Ltd.                                          316   23,475             0.0%
    Global Offshore Services, Ltd.                              5,814   34,832             0.0%
    GMR Infrastructure, Ltd.                                  731,708  145,513             0.0%
    Godrej Consumer Products, Ltd.                             38,583  743,927             0.1%
    Godrej Industries, Ltd.                                    23,580  141,806             0.0%
    Godrej Properties, Ltd.                                    29,930  156,910             0.0%
    Granules India, Ltd.                                       66,237  149,442             0.0%
    Graphite India, Ltd.                                       13,004   14,450             0.0%
    Grasim Industries, Ltd.                                     3,807  216,114             0.0%
    Great Eastern Shipping Co., Ltd. (The)                     37,316  214,894             0.0%
    Greaves Cotton, Ltd.                                       43,773   83,601             0.0%
    Gruh Finance, Ltd.                                         51,267  201,233             0.0%
    Gujarat Alkalies & Chemicals, Ltd.                         10,847   27,788             0.0%
    Gujarat Fluorochemicals, Ltd.                              12,879  126,869             0.0%
*   Gujarat Gas, Ltd.                                          14,084  120,052             0.0%
    Gujarat Mineral Development Corp., Ltd.                    34,866   38,919             0.0%
*   Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.       14,377   13,451             0.0%
*   Gujarat Pipavav Port, Ltd.                                103,339  255,361             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
INDIA -- (Continued)
    Gujarat State Fertilisers & Chemicals, Ltd.                73,343 $   81,122             0.0%
    Gujarat State Petronet, Ltd.                              100,412    199,238             0.0%
*   GVK Power & Infrastructure, Ltd.                          350,798     42,940             0.0%
*   Hathway Cable & Datacom, Ltd.                             113,680     71,483             0.0%
    Havells India, Ltd.                                       122,416    475,487             0.1%
*   HCL Infosystems, Ltd.                                      30,430     25,302             0.0%
    HCL Technologies, Ltd.                                    173,864  2,312,249             0.3%
    HDFC Bank, Ltd.                                           198,696  3,324,141             0.4%
    HEG, Ltd.                                                   2,331      5,793             0.0%
*   HeidelbergCement India, Ltd.                               39,068     45,134             0.0%
    Hero MotoCorp, Ltd.                                        44,149  1,743,913             0.2%
*   Hexa Tradex, Ltd.                                           6,867      1,760             0.0%
    Hexaware Technologies, Ltd.                                80,122    292,045             0.0%
*   Himachal Futuristic Communications, Ltd.                  371,413     89,665             0.0%
    Hindalco Industries, Ltd.                                 503,931    638,785             0.1%
*   Hindustan Construction Co., Ltd.                          110,597     44,796             0.0%
    Hindustan Petroleum Corp., Ltd.                            31,581    371,503             0.1%
    Hindustan Unilever, Ltd.                                  169,502  2,077,752             0.2%
    Honeywell Automation India, Ltd.                              764    110,932             0.0%
*   Housing Development & Infrastructure, Ltd.                167,132    183,275             0.0%
    HSIL, Ltd.                                                 13,284     56,753             0.0%
    HT Media, Ltd.                                             27,555     34,903             0.0%
    Huhtamaki PPL, Ltd.                                           417      1,695             0.0%
    ICICI Bank, Ltd.                                          385,967  1,631,175             0.2%
    ICICI Bank, Ltd. Sponsored ADR                            150,395  1,296,405             0.1%
    ICRA, Ltd.                                                    195     11,473             0.0%
    IDBI Bank, Ltd.                                           318,828    414,290             0.1%
    Idea Cellular, Ltd.                                       527,216  1,127,159             0.1%
*   IDFC Bank, Ltd.                                            88,855     97,972             0.0%
    IDFC, Ltd.                                                 88,855     79,445             0.0%
*   IFB Industries, Ltd.                                        3,858     31,261             0.0%
    IFCI, Ltd.                                                177,209     71,820             0.0%
    IIFL Holdings, Ltd.                                       100,690    295,833             0.0%
    IL&FS Transportation Networks, Ltd.(B3PHKL7)               19,155     27,167             0.0%
    IL&FS Transportation Networks, Ltd.()                       6,384      8,793             0.0%
*   India Cements, Ltd. (The)                                 130,176    155,234             0.0%
    Indiabulls Housing Finance, Ltd.                           78,895    863,213             0.1%
    Indian Bank                                                57,798    110,187             0.0%
*   Indian Hotels Co., Ltd.                                   144,123    219,435             0.0%
    Indian Oil Corp., Ltd.                                     63,165    385,392             0.1%
*   Indian Overseas Bank                                      122,529     65,752             0.0%
    Indoco Remedies, Ltd.                                      16,097     80,195             0.0%
    Indraprastha Gas, Ltd.                                     22,704    169,242             0.0%
    IndusInd Bank, Ltd.                                        66,135    918,867             0.1%
    Infosys, Ltd.                                             414,020  7,165,005             0.8%
    Infosys, Ltd. Sponsored ADR                               127,060  2,307,410             0.3%
    Ingersoll-Rand India, Ltd.                                  3,519     41,940             0.0%
*   Inox Leisure, Ltd.                                          9,791     33,906             0.0%
*   Intellect Design Arena, Ltd.                               24,242     91,562             0.0%
    IRB Infrastructure Developers, Ltd.                        92,461    347,411             0.1%
*   ITD Cementation India, Ltd.                                17,120     26,777             0.0%
    J Kumar Infraprojects, Ltd.                                   613      7,132             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
INDIA -- (Continued)
    Jagran Prakashan, Ltd.                                     54,648 $  117,199             0.0%
    Jain Irrigation Systems, Ltd.                             225,802    212,409             0.0%
*   Jaiprakash Associates, Ltd.                               438,975     90,210             0.0%
*   Jaiprakash Power Ventures, Ltd.                           256,079     27,149             0.0%
    Jammu & Kashmir Bank, Ltd. (The)                          157,910    202,471             0.0%
*   Jaypee Infratech, Ltd.                                    173,189     34,154             0.0%
    JB Chemicals & Pharmaceuticals, Ltd.                       23,425    102,297             0.0%
    JBF Industries, Ltd.                                       18,685     62,262             0.0%
    Jindal Saw, Ltd.                                          110,767    109,869             0.0%
*   Jindal South West Holdings, Ltd.                            1,476     21,414             0.0%
*   Jindal Steel & Power, Ltd.                                163,456    198,395             0.0%
    JK Cement, Ltd.                                             9,514     98,297             0.0%
    JK Lakshmi Cement, Ltd.                                    17,422    100,318             0.0%
    JK Tyre & Industries, Ltd.                                 53,863     83,427             0.0%
    JM Financial, Ltd.                                        129,094     80,670             0.0%
    JSW Energy, Ltd.                                          288,819    410,567             0.1%
    JSW Steel, Ltd.                                            69,930    971,741             0.1%
    Jubilant Foodworks, Ltd.                                   15,797    353,845             0.1%
    Just Dial, Ltd.                                            10,284    126,207             0.0%
    Jyothy Laboratories, Ltd.                                  18,325     86,471             0.0%
    Kajaria Ceramics, Ltd.                                     27,919    388,051             0.1%
    Kalpataru Power Transmission, Ltd.                         32,612    129,563             0.0%
    Kansai Nerolac Paints, Ltd.                                54,153    207,190             0.0%
    Karnataka Bank, Ltd. (The)                                 78,824    154,923             0.0%
    Karur Vysya Bank, Ltd. (The)                               28,975    186,440             0.0%
    Kaveri Seed Co., Ltd.                                      18,752    143,693             0.0%
    KEC International, Ltd.                                    50,704    103,573             0.0%
*   Kesoram Industries, Ltd.                                   15,907     19,707             0.0%
    Kirloskar Oil Engines, Ltd.                                38,849    160,742             0.0%
    Kitex Garments, Ltd.                                       13,179    143,890             0.0%
    Kolte-Patil Developers, Ltd.                               12,988     34,736             0.0%
    Kotak Mahindra Bank, Ltd.                                  85,318    894,368             0.1%
    KPIT Technologies, Ltd.                                    63,442    132,664             0.0%
    KRBL, Ltd.                                                 42,041    133,935             0.0%
    L&T Finance Holdings, Ltd.                                 72,921     74,073             0.0%
    Lakshmi Machine Works, Ltd.                                 1,990    109,287             0.0%
    Lakshmi Vilas Bank, Ltd. (The)                             60,292     78,726             0.0%
    LIC Housing Finance, Ltd.                                  94,498    690,003             0.1%
*   Mahanagar Telephone Nigam, Ltd.                           114,360     32,363             0.0%
    Maharashtra Seamless, Ltd.                                 11,573     27,832             0.0%
*   Mahindra CIE Automotive, Ltd.                              23,875     91,784             0.0%
    Manappuram Finance, Ltd.                                   41,935     15,343             0.0%
    Marico, Ltd.                                               66,409    391,669             0.1%
    Marksans Pharma, Ltd.                                      16,735     24,899             0.0%
    Maruti Suzuki India, Ltd.                                  14,886  1,016,078             0.1%
    McLeod Russel India, Ltd.                                  29,962     78,725             0.0%
    Merck, Ltd.                                                 4,599     54,300             0.0%
    MindTree, Ltd.                                             31,630    759,161             0.1%
    Monsanto India, Ltd.                                        3,142    113,766             0.0%
    Motherson Sumi Systems, Ltd.                              127,020    477,875             0.1%
    Motilal Oswal Financial Services, Ltd.                      3,427     17,282             0.0%
    Mphasis, Ltd.                                              34,071    245,693             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
INDIA -- (Continued)
    MRF, Ltd.                                                     684 $415,522             0.1%
    Muthoot Finance, Ltd.                                       3,701   10,243             0.0%
    National Aluminium Co., Ltd.                              172,406  101,466             0.0%
    Navneet Education, Ltd.                                    34,539   46,868             0.0%
    NCC, Ltd.                                                 287,799  353,526             0.1%
    NESCO, Ltd.                                                   447    9,996             0.0%
    Nestle India, Ltd.                                          5,360  507,189             0.1%
    NHPC, Ltd.                                                549,770  152,912             0.0%
    NIIT Technologies, Ltd.                                    23,042  198,958             0.0%
*   Nirvikara Paper Mills, Ltd.                                 1,398    1,156             0.0%
    Nitin Fire Protection Industries, Ltd.                     16,307    9,820             0.0%
    NTPC, Ltd.                                                274,322  556,323             0.1%
    Oberoi Realty, Ltd.                                        39,670  171,910             0.0%
    OCL India, Ltd.                                             2,401   18,559             0.0%
    OMAXE, Ltd.                                                36,339   74,914             0.0%
    Oracle Financial Services Software, Ltd.                    6,677  393,727             0.1%
    Orient Cement, Ltd.                                        10,368   25,680             0.0%
    Oriental Bank of Commerce                                  33,504   68,798             0.0%
    Page Industries, Ltd.                                       1,817  389,327             0.1%
*   Parsvnath Developers, Ltd.                                 25,750    6,976             0.0%
    PC Jeweller, Ltd.                                          28,080  190,597             0.0%
    Peninsula Land, Ltd.                                       17,769    6,374             0.0%
    Persistent Systems, Ltd.                                   15,998  157,992             0.0%
    Petronet LNG, Ltd.                                        116,465  346,019             0.1%
    Phoenix Mills, Ltd. (The)                                  15,628   79,350             0.0%
    PI Industries, Ltd.                                        35,347  360,750             0.1%
    Pidilite Industries, Ltd.                                  49,845  430,705             0.1%
*   Pipavav Defence & Offshore Engineering Co., Ltd.           43,598   38,124             0.0%
    Polaris Consulting & Services, Ltd.                        47,745  139,813             0.0%
    Power Finance Corp., Ltd.                                  89,474  326,670             0.0%
    Power Grid Corp. of India, Ltd.                           194,236  381,034             0.1%
    Praj Industries, Ltd.                                      59,266   78,456             0.0%
    Prestige Estates Projects, Ltd.                            26,799   82,841             0.0%
*   Prism Cement, Ltd.                                         30,789   43,640             0.0%
    Procter & Gamble Hygiene & Health Care, Ltd.                2,549  237,164             0.0%
    PTC India Financial Services, Ltd.                        117,889   85,351             0.0%
    PTC India, Ltd.                                           143,472  142,177             0.0%
*   Punj Lloyd, Ltd.                                           67,418   26,313             0.0%
    Punjab National Bank                                       10,000   19,582             0.0%
    Puravankara Projects, Ltd.                                 19,821   19,127             0.0%
    PVR, Ltd.                                                  15,671  199,857             0.0%
    Rain Industries, Ltd.                                      82,651   46,563             0.0%
    Rallis India, Ltd.                                         46,050  145,645             0.0%
    Ramco Cements, Ltd. (The)                                  26,543  149,392             0.0%
    Ratnamani Metals & Tubes, Ltd.                              3,628   35,638             0.0%
    Raymond, Ltd.                                              21,233  135,776             0.0%
    Redington India, Ltd.                                     100,000  179,798             0.0%
*   REI Agro, Ltd.                                            150,380    1,163             0.0%
    Relaxo Footwears, Ltd.                                     12,869  102,722             0.0%
*   Reliance Communications, Ltd.                             451,476  515,195             0.1%
    Reliance Infrastructure, Ltd.                              52,188  315,325             0.0%
*   Reliance Power, Ltd.                                      274,758  211,079             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
INDIA -- (Continued)
    Repco Home Finance, Ltd.                                   11,071 $  119,756             0.0%
    Rolta India, Ltd.                                          46,416     69,976             0.0%
    Ruchi Soya Industries, Ltd.                                54,303     26,265             0.0%
    Rural Electrification Corp., Ltd.                         101,007    386,143             0.1%
    Sadbhav Engineering, Ltd.                                  13,589     66,019             0.0%
    Sanghvi Movers, Ltd.                                        5,653     28,483             0.0%
*   Shipping Corp. of India, Ltd.                             105,640    126,695             0.0%
*   Shree Cement, Ltd.                                          2,788    521,022             0.1%
*   Shree Renuka Sugars, Ltd.                                 246,330     43,400             0.0%
    Shriram Transport Finance Co., Ltd.                        18,075    261,137             0.0%
*   Shyam Century Ferrous, Ltd.                                 6,270        906             0.0%
    Siemens, Ltd.                                              23,330    474,160             0.1%
    Simplex Infrastructures, Ltd.                               4,571     23,087             0.0%
    Sintex Industries, Ltd.                                   199,900    307,680             0.0%
*   SITI Cable Network, Ltd.                                   51,673     26,449             0.0%
    SJVN, Ltd.                                                182,833     80,441             0.0%
    SKF India, Ltd.                                             6,173    119,938             0.0%
    SML ISUZU, Ltd.                                             2,236     45,495             0.0%
    Sobha, Ltd.                                                31,119    154,973             0.0%
    Solar Industries India, Ltd.                                  979     50,055             0.0%
    Sona Koyo Steering Systems, Ltd.                           12,655     12,236             0.0%
    Sonata Software, Ltd.                                      34,036     81,125             0.0%
    South Indian Bank, Ltd. (The)                             561,596    176,292             0.0%
    SREI Infrastructure Finance, Ltd.                          45,032     30,869             0.0%
    SRF, Ltd.                                                  10,746    217,354             0.0%
    Star Ferro and Cement, Ltd.                                 6,270     12,836             0.0%
    State Bank of Bikaner & Jaipur                              9,672     77,475             0.0%
    State Bank of India                                       240,706    870,609             0.1%
    State Bank of India GDR                                     2,394     86,533             0.0%
    State Bank of Travancore                                    7,047     45,307             0.0%
    Sterlite Technologies, Ltd.                                93,582    133,752             0.0%
    Strides Arcolab, Ltd.                                       8,227    161,951             0.0%
    Sun TV Network, Ltd.                                       41,829    253,019             0.0%
    Sundram Fasteners, Ltd.                                    37,920     96,478             0.0%
    Supreme Industries, Ltd.                                   21,290    205,044             0.0%
    Syndicate Bank                                            105,350    151,532             0.0%
    Tata Chemicals, Ltd.                                       57,988    362,052             0.1%
    Tata Communications, Ltd.                                  45,978    300,707             0.0%
    Tata Consultancy Services, Ltd.                           126,949  4,849,270             0.5%
    Tata Elxsi, Ltd.                                           10,339    287,077             0.0%
    Tata Global Beverages, Ltd.                               215,107    441,465             0.1%
    Tata Power Co., Ltd.                                      392,426    411,710             0.1%
    Tata Sponge Iron, Ltd.                                      2,770     20,612             0.0%
    Tata Steel, Ltd.                                          151,269    568,276             0.1%
*   Tata Teleservices Maharashtra, Ltd.                       327,863     35,597             0.0%
    Tech Mahindra, Ltd.                                       213,791  1,757,729             0.2%
    Techno Electric & Engineering Co., Ltd.                     5,326     39,339             0.0%
    Texmaco Rail & Engineering, Ltd.                           43,198     85,985             0.0%
    Thermax, Ltd.                                              12,597    163,965             0.0%
    Tide Water Oil Co India, Ltd.                                 109     29,418             0.0%
    Timken India, Ltd.                                         11,657    104,614             0.0%
    Titagarh Wagons, Ltd.                                      39,663     67,045             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                        PERCENTAGE
                                                                SHARES     VALUE++    OF NET ASSETS**
                                                              ---------- ------------ ---------------
INDIA -- (Continued)
    Titan Co., Ltd.                                               46,614 $    249,097             0.0%
    Torrent Pharmaceuticals, Ltd.                                 22,185      518,984             0.1%
    Torrent Power, Ltd.                                           66,766      199,198             0.0%
    Transport Corp. of India, Ltd.                                20,072       86,197             0.0%
    Tree House Education and Accessories, Ltd.                     8,793       36,537             0.0%
    Trent, Ltd.                                                    2,317       49,392             0.0%
    Triveni Turbine, Ltd.                                         39,695       65,913             0.0%
    TTK Prestige, Ltd.                                             1,452       98,891             0.0%
    Tube Investments of India, Ltd.                               25,207      152,336             0.0%
*   TV18 Broadcast, Ltd.                                         369,026      180,783             0.0%
    TVS Motor Co., Ltd.                                          105,715      429,636             0.1%
    UCO Bank                                                     126,036       97,990             0.0%
    Uflex, Ltd.                                                   10,981       29,978             0.0%
    Ultratech Cement, Ltd.                                         7,598      337,812             0.0%
    Unichem Laboratories, Ltd.                                    21,504       92,179             0.0%
    Union Bank of India                                          143,549      341,407             0.1%
*   Unitech, Ltd.                                                832,060       96,380             0.0%
    UPL, Ltd.                                                    185,607    1,299,664             0.2%
    V-Guard Industries, Ltd.                                       5,253       71,822             0.0%
    VA Tech Wabag, Ltd.                                           15,083      146,006             0.0%
    Vakrangee, Ltd.                                              101,200      201,356             0.0%
    Vardhman Textiles, Ltd.                                       10,934      121,821             0.0%
    Vedanta, Ltd.                                                373,188      565,187             0.1%
    Videocon Industries, Ltd.                                     60,454      123,854             0.0%
    Vijaya Bank                                                  103,884       58,182             0.0%
    VIP Industries, Ltd.                                          45,337       67,737             0.0%
    Voltas, Ltd.                                                  62,080      267,703             0.0%
    WABCO India, Ltd.                                              1,868      188,932             0.0%
    Welspun Corp., Ltd.                                           57,937       89,641             0.0%
*   Welspun Enterprises, Ltd.                                     26,652       21,510             0.0%
    Welspun India, Ltd.                                           18,714      204,658             0.0%
*   Whirlpool of India, Ltd.                                       7,599       74,144             0.0%
    Wipro, Ltd.                                                  168,307    1,465,339             0.2%
    Yes Bank, Ltd.                                                94,389    1,087,217             0.1%
    Zee Entertainment Enterprises, Ltd.                          174,546    1,088,097             0.1%
    Zensar Technologies, Ltd.                                      9,347      137,061             0.0%
    Zydus Wellness, Ltd.                                           5,297       69,283             0.0%
                                                                         ------------            ----
TOTAL INDIA                                                               110,449,906            11.5%
                                                                         ------------            ----
INDONESIA -- (3.1%)
    Ace Hardware Indonesia Tbk PT                              5,519,300      268,689             0.0%
    Adaro Energy Tbk PT                                        8,375,800      362,071             0.1%
    Adhi Karya Persero Tbk PT                                  2,136,525      346,510             0.0%
*   Agung Podomoro Land Tbk PT                                 5,883,000      118,354             0.0%
    AKR Corporindo Tbk PT                                        280,100      120,306             0.0%
    Alam Sutera Realty Tbk PT                                 11,785,400      333,138             0.0%
*   Aneka Tambang Persero Tbk PT                               5,602,289      154,114             0.0%
    Arwana Citramulia Tbk PT                                   2,558,400       81,399             0.0%
    Asahimas Flat Glass Tbk PT                                     2,000          984             0.0%
    Astra Agro Lestari Tbk PT                                    245,500      355,648             0.1%
    Astra Graphia Tbk PT                                         236,000       29,187             0.0%
    Astra International Tbk PT                                 2,079,900      894,105             0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                SHARES    VALUE++   OF NET ASSETS**
                                                              ---------- ---------- ---------------
INDONESIA -- (Continued)
*   Bakrie and Brothers Tbk PT                                10,309,000 $   37,658             0.0%
*   Bakrie Telecom Tbk PT                                      4,450,000     16,256             0.0%
*   Bakrieland Development Tbk PT                              8,497,250     31,040             0.0%
    Bank Bukopin Tbk                                           2,711,400    138,508             0.0%
    Bank Central Asia Tbk PT                                   2,497,500  2,346,220             0.3%
    Bank Danamon Indonesia Tbk PT                              1,300,042    261,370             0.0%
    Bank Mandiri Persero Tbk PT                                2,204,072  1,394,891             0.2%
    Bank Negara Indonesia Persero Tbk PT                       2,162,700    747,632             0.1%
*   Bank Pan Indonesia Tbk PT                                  1,444,000     97,803             0.0%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT       2,128,600    117,455             0.0%
    Bank Permata Tbk PT                                            7,500        602             0.0%
    Bank Rakyat Indonesia Persero Tbk PT                       3,247,400  2,485,416             0.3%
    Bank Tabungan Negara Persero Tbk PT                        4,166,373    359,510             0.1%
*   Bank Tabungan Pensiunan Nasional Tbk PT                      413,000     78,879             0.0%
*   Barito Pacific Tbk PT                                        711,500      6,830             0.0%
*   Bayan Resources Tbk PT                                        13,000      7,807             0.0%
    Bekasi Fajar Industrial Estate Tbk PT                        136,400      3,784             0.0%
    Benakat Integra Tbk PT                                     5,686,600     29,806             0.0%
*   Berau Coal Energy Tbk PT                                     848,500      3,812             0.0%
*   Berlian Laju Tanker Tbk PT                                 2,525,666         --             0.0%
    BISI International Tbk PT                                    823,300     71,929             0.0%
*   Bumi Resources Minerals Tbk PT                             1,984,200      7,250             0.0%
    Bumi Serpong Damai Tbk PT                                  3,675,400    432,454             0.1%
    Charoen Pokphand Indonesia Tbk PT                          2,484,315    451,650             0.1%
    Ciputra Development Tbk PT                                 5,147,853    406,216             0.1%
    Ciputra Property Tbk PT                                    1,904,817     64,543             0.0%
    Ciputra Surya Tbk PT                                         435,584     71,904             0.0%
*   Citra Marga Nusaphala Persada Tbk PT                         754,375     90,692             0.0%
*   Darma Henwa Tbk PT                                         3,026,500     11,056             0.0%
*   Delta Dunia Makmur Tbk PT                                  3,131,000     15,016             0.0%
    Eagle High Plantations Tbk PT                              7,343,000    125,801             0.0%
    Elnusa Tbk PT                                              2,806,600     70,327             0.0%
*   Energi Mega Persada Tbk PT                                19,727,600     71,919             0.0%
    Erajaya Swasembada Tbk PT                                    991,900     46,184             0.0%
*   Exploitasi Energi Indonesia Tbk PT                         1,976,500      7,225             0.0%
*   Express Transindo Utama Tbk PT                               956,700     15,940             0.0%
    Fajar Surya Wisesa Tbk PT                                    146,000     12,209             0.0%
    Gajah Tunggal Tbk PT                                       1,479,700     63,599             0.0%
*   Garuda Indonesia Persero Tbk PT                            2,980,246     69,510             0.0%
    Global Mediacom Tbk PT                                     4,612,800    292,150             0.0%
*   Golden Eagle Energy Tbk PT                                   120,750      3,020             0.0%
*   Hanson International Tbk PT                                4,083,700    201,095             0.0%
*   Harum Energy Tbk PT                                          645,200     39,799             0.0%
    Hexindo Adiperkasa Tbk PT                                    121,000     15,317             0.0%
    Holcim Indonesia Tbk PT                                      897,900     68,641             0.0%
    Indah Kiat Pulp & Paper Corp. Tbk PT                         872,300     52,524             0.0%
*   Indika Energy Tbk PT                                         589,500      7,821             0.0%
    Indo Tambangraya Megah Tbk PT                                326,000    200,967             0.0%
    Indocement Tunggal Prakarsa Tbk PT                           378,500    495,048             0.1%
    Indofood CBP Sukses Makmur Tbk PT                            283,700    272,995             0.0%
    Indofood Sukses Makmur Tbk PT                              2,191,900    881,164             0.1%
*   Indosat Tbk PT                                               386,600    118,251             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                SHARES    VALUE++   OF NET ASSETS**
                                                              ---------- ---------- ---------------
INDONESIA -- (Continued)
*   Inovisi Infracom Tbk PT                                      668,445 $    2,143             0.0%
    Intiland Development Tbk PT                                7,023,900    258,340             0.0%
*   Japfa Comfeed Indonesia Tbk PT                             2,841,800     91,106             0.0%
    Jasa Marga Persero Tbk PT                                    848,400    298,757             0.0%
    Kalbe Farma Tbk PT                                         6,704,100    698,204             0.1%
    Kawasan Industri Jababeka Tbk PT                          10,290,630    152,030             0.0%
*   Krakatau Steel Persero Tbk PT                              1,122,400     25,529             0.0%
*   Lippo Cikarang Tbk PT                                        330,400    192,501             0.0%
    Malindo Feedmill Tbk PT                                      449,100     36,524             0.0%
    Matahari Putra Prima Tbk PT                                  726,800    118,939             0.0%
    Mayora Indah Tbk PT                                          121,333    241,989             0.0%
    Medco Energi Internasional Tbk PT                            969,700     75,978             0.0%
    Media Nusantara Citra Tbk PT                               2,706,600    351,185             0.0%
*   Mitra Adiperkasa Tbk PT                                      561,400    141,239             0.0%
    MNC Investama Tbk PT                                      13,427,000    204,699             0.0%
*   MNC Sky Vision Tbk PT                                        269,000     25,308             0.0%
*   Modern Internasional Tbk PT                                  312,000      3,325             0.0%
    Modernland Realty Tbk PT                                   5,425,200    193,848             0.0%
    Multipolar Tbk PT                                          3,851,400     91,936             0.0%
    Multistrada Arah Sarana Tbk PT                                33,500        556             0.0%
    Nippon Indosari Corpindo Tbk PT                              562,100     48,992             0.0%
*   Nusantara Infrastructure Tbk PT                            8,822,000     76,570             0.0%
    Pakuwon Jati Tbk PT                                       14,496,800    448,785             0.1%
    Pan Brothers Tbk PT                                        3,077,600    119,098             0.0%
*   Panin Financial Tbk PT                                    10,624,100    169,581             0.0%
*   Paninvest Tbk PT                                             992,000     43,042             0.0%
    Pembangunan Perumahan Persero Tbk PT                       1,493,500    413,146             0.1%
    Perusahaan Gas Negara Persero Tbk PT                       2,968,000    648,268             0.1%
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT      3,696,000    416,728             0.1%
    Ramayana Lestari Sentosa Tbk PT                            1,926,700     88,545             0.0%
*   Resource Alam Indonesia Tbk PT                               116,500      5,525             0.0%
    Salim Ivomas Pratama Tbk PT                                2,650,900     89,559             0.0%
    Samindo Resources Tbk PT                                      62,250      2,337             0.0%
    Sampoerna Agro PT                                            234,500     19,956             0.0%
    Sawit Sumbermas Sarana Tbk PT                                844,300    117,073             0.0%
    Selamat Sempurna Tbk PT                                      292,400    104,795             0.0%
    Semen Baturaja Persero Tbk PT                              1,485,800     32,054             0.0%
    Semen Indonesia Persero Tbk PT                             1,225,000    871,210             0.1%
    Sentul City Tbk PT                                        21,702,400    116,860             0.0%
    Sinar Mas Agro Resources & Technology Tbk PT                  36,000     12,345             0.0%
    Sinar Mas Multiartha Tbk PT                                   16,500      6,150             0.0%
    Sri Rejeki Isman Tbk PT                                    8,312,300    229,556             0.0%
*   Sugih Energy Tbk PT                                        5,670,200    158,183             0.0%
    Sumber Alfaria Trijaya Tbk PT                                821,500     36,514             0.0%
    Summarecon Agung Tbk PT                                    4,460,664    451,488             0.1%
    Surya Citra Media Tbk PT                                   2,469,200    525,085             0.1%
    Surya Semesta Internusa Tbk PT                             2,767,200    129,771             0.0%
*   Suryainti Permata Tbk PT                                   1,280,000         --             0.0%
    Tambang Batubara Bukit Asam Persero Tbk PT                   513,321    272,685             0.0%
    Telekomunikasi Indonesia Persero Tbk PT                      686,900    134,761             0.0%
    Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR         51,126  2,032,770             0.2%
    Tiga Pilar Sejahtera Food Tbk                              1,483,000    171,373             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
INDONESIA -- (Continued)
    Timah Persero Tbk PT                                      2,740,931 $   124,530             0.0%
    Tiphone Mobile Indonesia Tbk PT                           1,208,700      61,736             0.0%
    Total Bangun Persada Tbk PT                                 519,900      27,093             0.0%
*   Tower Bersama Infrastructure Tbk PT                         896,500     466,906             0.1%
*   Trada Maritime Tbk PT                                       946,500       3,456             0.0%
*   Truba Alam Manunggal Engineering PT                       3,328,000       3,404             0.0%
    Tunas Baru Lampung Tbk PT                                   917,400      32,090             0.0%
    Tunas Ridean Tbk PT                                         238,000       9,487             0.0%
*   Ultrajaya Milk Industry & Trading Co. Tbk PT                203,000      59,252             0.0%
    Unilever Indonesia Tbk PT                                   343,800     926,498             0.1%
    United Tractors Tbk PT                                      679,395     893,871             0.1%
    Vale Indonesia Tbk PT                                     1,433,700     233,144             0.0%
*   Visi Media Asia Tbk PT                                    4,089,200      86,394             0.0%
    Waskita Karya Persero Tbk PT                              1,059,543     125,376             0.0%
    Wijaya Karya Persero Tbk PT                               1,121,100     239,859             0.0%
*   Wintermar Offshore Marine Tbk PT                            424,300       6,054             0.0%
*   XL Axiata Tbk PT                                          1,931,200     437,161             0.1%
                                                                        -----------             ---
TOTAL INDONESIA                                                          30,917,252             3.2%
                                                                        -----------             ---
MALAYSIA -- (3.8%)
#   Aeon Co. M Bhd                                              324,200     213,711             0.0%
    Aeon Credit Service M Bhd                                     2,160       6,436             0.0%
    Affin Holdings Bhd                                          289,270     160,818             0.0%
    AirAsia BHD                                               1,242,400     426,663             0.1%
#*  AirAsia X Bhd                                             1,690,000      80,371             0.0%
*   Alam Maritim Resources Bhd                                  319,500      36,349             0.0%
#   Alliance Financial Group Bhd                                483,800     402,664             0.1%
    AMMB Holdings Bhd                                           973,075   1,078,595             0.1%
    Amway Malaysia Holdings Bhd                                  16,600      38,067             0.0%
    Ann Joo Resources Bhd                                        54,000       9,409             0.0%
    APM Automotive Holdings Bhd                                  22,800      21,755             0.0%
#   Astro Malaysia Holdings Bhd                                 619,800     412,088             0.1%
#   Axiata Group Bhd                                            781,423   1,119,649             0.1%
    Barakah Offshore Petroleum Bhd                              138,300      31,136             0.0%
    Batu Kawan Bhd                                               36,900     150,279             0.0%
    Benalec Holdings Bhd                                        227,000      30,546             0.0%
    BIMB Holdings Bhd                                           309,931     295,845             0.1%
    Bonia Corp. Bhd                                             304,400      52,688             0.0%
    Boustead Holdings Bhd                                        31,000      29,094             0.0%
#*  Bumi Armada Bhd                                             943,100     212,545             0.0%
#   Bursa Malaysia Bhd                                          243,300     480,145             0.1%
#   Cahya Mata Sarawak Bhd                                      238,700     294,297             0.0%
    Can-One Bhd                                                  18,800      14,749             0.0%
    CB Industrial Product Holding Bhd                           161,780      74,649             0.0%
#   CIMB Group Holdings Bhd                                     762,809     817,206             0.1%
    Coastal Contracts Bhd                                       176,800      83,843             0.0%
    Cypark Resources Bhd                                         54,200      22,166             0.0%
    Daibochi Plastic & Packaging Industry Bhd                     2,100       2,075             0.0%
#   Datasonic Group Bhd                                         375,000     129,380             0.0%
*   Daya Materials Bhd                                          274,800       6,699             0.0%
#   Dayang Enterprise Holdings Bhd                              229,650      90,768             0.0%
    Dialog Group Bhd                                          1,127,014     418,641             0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
MALAYSIA -- (Continued)
#   DiGi.Com Bhd                                                922,100 $1,128,157             0.1%
    DKSH Holdings Malaysia Bhd                                   15,200     15,507             0.0%
    DRB-Hicom Bhd                                               641,500    199,936             0.0%
    Dutch Lady Milk Industries Bhd                                4,900     54,292             0.0%
#   Eastern & Oriental Bhd                                      516,638    191,015             0.0%
*   Evergreen Fibreboard Bhd                                    296,800    152,488             0.0%
    Felda Global Ventures Holdings Bhd                          178,400     73,737             0.0%
    Fraser & Neave Holdings Bhd                                   9,100     38,248             0.0%
#   Gamuda Bhd                                                  519,900    544,384             0.1%
#   Genting Plantations Bhd                                      55,800    139,018             0.0%
#   Globetronics Technology Bhd                                 148,600    214,989             0.0%
    Glomac Bhd                                                  176,400     37,381             0.0%
    Goldis Bhd                                                   10,502      5,576             0.0%
*   Guan Chong Bhd                                               21,800      4,498             0.0%
    GuocoLand Malaysia Bhd                                       34,800     11,004             0.0%
    Hai-O Enterprise Bhd                                         39,400     21,793             0.0%
#   HAP Seng Consolidated Bhd                                   279,820    393,647             0.1%
    Hap Seng Plantations Holdings Bhd                            90,600     50,561             0.0%
#   Hartalega Holdings Bhd                                      281,400    341,235             0.1%
*   Hibiscus Petroleum Bhd                                      114,000     15,616             0.0%
    Hock Seng LEE Bhd                                            61,600     26,536             0.0%
#   Hong Leong Bank Bhd                                         149,540    485,537             0.1%
#   Hong Leong Financial Group Bhd                              125,700    413,183             0.1%
    Hong Leong Industries Bhd                                    40,300     58,727             0.0%
    Hovid Bhd                                                   115,300     13,098             0.0%
    Hua Yang Bhd                                                 96,533     41,744             0.0%
    Hume Industries Bhd                                          39,208     31,742             0.0%
    Hup Seng Industries Bhd                                     218,300     62,839             0.0%
    I Bhd                                                        59,800      7,503             0.0%
#   IJM Corp. Bhd                                             1,459,214  1,126,808             0.1%
    IJM Plantations Bhd                                          99,000     80,657             0.0%
#   Inari Amertron Bhd                                          355,937    295,041             0.1%
    Insas Bhd                                                   438,113     81,287             0.0%
#   IOI Corp. Bhd                                               894,005    885,135             0.1%
#   IOI Properties Group Bhd                                    331,369    155,461             0.0%
#*  Iris Corp. Bhd                                              736,100     42,641             0.0%
*   Iskandar Waterfront City Bhd                                100,100     18,350             0.0%
*   JAKS Resources Bhd                                          166,000     46,743             0.0%
    Jaya Tiasa Holdings BHD                                     183,405     52,010             0.0%
    JCY International Bhd                                       485,500     87,859             0.0%
    K&N Kenanga Holdings Bhd                                     81,000     11,104             0.0%
*   Kian JOO CAN Factory Bhd                                    114,600     85,071             0.0%
    Kim Loong Resources Bhd                                      50,920     33,504             0.0%
    Kimlun Corp. Bhd                                             45,400     13,913             0.0%
#*  KNM Group Bhd                                               885,384    108,810             0.0%
#   KSL Holdings BHD                                            356,929    130,343             0.0%
#   Kuala Lumpur Kepong Bhd                                      72,450    383,834             0.1%
#   Kulim Malaysia BHD                                          321,800    249,040             0.0%
*   Kumpulan Europlus Bhd                                        56,300     11,602             0.0%
    Kumpulan Perangsang Selangor Bhd                            161,900     48,050             0.0%
    Land & General BHD                                          632,900     61,694             0.0%
*   Landmarks Bhd                                               139,100     34,847             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
MALAYSIA -- (Continued)
    LBS Bina Group Bhd                                          118,100 $   39,270             0.0%
    Lingkaran Trans Kota Holdings Bhd                            97,600    116,796             0.0%
*   Lion Industries Corp. Bhd                                   240,400     17,569             0.0%
    LPI Capital Bhd                                              28,300     98,181             0.0%
    Mah Sing Group Bhd                                          835,352    256,324             0.0%
#   Malayan Banking Bhd                                       1,189,780  2,280,897             0.3%
    Malayan Flour Mills Bhd                                      90,600     28,441             0.0%
#   Malaysia Airports Holdings Bhd                              286,367    352,525             0.1%
    Malaysia Building Society Bhd                                60,600     22,818             0.0%
#*  Malaysia Marine and Heavy Engineering Holdings Bhd          213,400     54,534             0.0%
    Malaysian Bulk Carriers Bhd                                 271,325     56,805             0.0%
    Malaysian Pacific Industries Bhd                             67,663    109,330             0.0%
#   Malaysian Resources Corp. Bhd                               805,300    237,121             0.0%
    Malton Bhd                                                  177,500     32,180             0.0%
#   Matrix Concepts Holdings Bhd                                223,800    125,965             0.0%
#   Maxis Bhd                                                   463,600    710,208             0.1%
    MBM Resources BHD                                            80,330     52,179             0.0%
    Media Chinese International, Ltd.                           100,600     13,442             0.0%
#   Media Prima Bhd                                             465,000    150,573             0.0%
    Mega First Corp. Bhd                                         46,000     26,970             0.0%
    Mitrajaya Holdings Bhd                                      367,000    104,413             0.0%
    MK Land Holdings Bhd                                        360,900     33,140             0.0%
    MKH Bhd                                                      96,960     52,512             0.0%
#   MMC Corp. Bhd                                               527,100    273,654             0.0%
    MNRB Holdings Bhd                                            38,900     31,022             0.0%
*   MPHB Capital Bhd                                             39,500     14,511             0.0%
*   Mudajaya Group Bhd                                          129,600     37,336             0.0%
    Muhibbah Engineering M Bhd                                  229,400    117,801             0.0%
#*  Mulpha International Bhd                                    877,200     62,223             0.0%
#   My EG Services Bhd                                          383,300    263,203             0.0%
#   Naim Holdings Bhd                                           123,300     64,208             0.0%
    Nestle Malaysia Bhd                                           3,600     60,581             0.0%
    Oldtown Bhd                                                 210,925     65,671             0.0%
    Oriental Holdings Bhd                                        12,000     19,589             0.0%
    OSK Holdings Bhd                                            333,809    130,374             0.0%
#   Padini Holdings Bhd                                         392,800    139,806             0.0%
    Panasonic Manufacturing Malaysia Bhd                         13,100     66,509             0.0%
    Pantech Group Holdings Bhd                                   84,032     12,396             0.0%
    Paramount Corp. Bhd                                         131,100     50,246             0.0%
#*  Parkson Holdings Bhd                                        333,624     82,966             0.0%
*   Perisai Petroleum Teknologi Bhd                             275,800     20,689             0.0%
    Pharmaniaga Bhd                                              44,200     67,182             0.0%
    Pos Malaysia Bhd                                            244,000    220,102             0.0%
    PPB Group Bhd                                               128,000    459,556             0.1%
    Press Metal Bhd                                             331,500    179,260             0.0%
#   Prestariang Bhd                                             201,400    109,263             0.0%
    Protasco Bhd                                                130,400     51,110             0.0%
    Public Bank Bhd                                             624,370  2,624,977             0.3%
*   Puncak Niaga Holdings Bhd                                   104,100     68,597             0.0%
#   QL Resources Bhd                                            285,150    267,640             0.0%
#   RHB Capital Bhd                                             249,841    354,305             0.1%
*   Rimbunan Sawit Bhd                                          239,000     28,896             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
MALAYSIA -- (Continued)
    Salcon Bhd                                                  362,900 $   53,045             0.0%
#   Sapurakencana Petroleum Bhd                               1,881,011    922,007             0.1%
    Sarawak Oil Palms Bhd                                        24,900     28,045             0.0%
    Sarawak Plantation Bhd                                        6,400      2,815             0.0%
    Scientex Bhd                                                 75,200    133,922             0.0%
*   Scomi Energy Services Bhd                                   387,900     26,036             0.0%
    Selangor Dredging Bhd                                       150,900     34,335             0.0%
    Selangor Properties Bhd                                       2,100      2,588             0.0%
    Shangri-La Hotels Malaysia Bhd                              101,700    144,230             0.0%
*   Shell Refining Co. Federation of Malaya Bhd                  14,900     19,676             0.0%
    SHL Consolidated Bhd                                         98,500     71,438             0.0%
#   Sime Darby Bhd                                              695,100  1,349,874             0.2%
    SP Setia Bhd Group                                          197,189    151,390             0.0%
    Star Media Group Bhd                                        114,600     64,001             0.0%
    Sunway Bhd                                                  416,700    300,330             0.1%
#*  Sunway Construction Group Bhd                                38,710     11,710             0.0%
    Supermax Corp. Bhd                                          352,950    184,628             0.0%
    Suria Capital Holdings Bhd                                   18,100      9,980             0.0%
#   Syarikat Takaful Malaysia Bhd                               201,300    178,131             0.0%
    Symphony Life Bhd                                            59,865     10,505             0.0%
    Ta Ann Holdings Bhd                                          86,289     77,614             0.0%
    TA Enterprise Bhd                                           620,300     90,140             0.0%
    TA Global Bhd                                               448,080     29,650             0.0%
*   Talam Transform Bhd                                         182,500      2,315             0.0%
    Tambun Indah Land Bhd                                       121,700     39,931             0.0%
    TAN Chong Motor Holdings Bhd                                103,100     59,827             0.0%
*   Tanjung Offshore Bhd                                         62,300      5,686             0.0%
    Tasek Corp. Bhd                                               7,400     25,828             0.0%
#   Telekom Malaysia Bhd                                        336,160    521,465             0.1%
    Tenaga Nasional Bhd                                         684,700  2,012,527             0.2%
    TH Plantations Bhd                                           61,320     18,684             0.0%
    Tiong NAM Logistics Holdings                                 55,000     18,053             0.0%
#   Top Glove Corp. Bhd                                         254,900    563,000             0.1%
#*  Tropicana Corp. Bhd                                         357,285     80,073             0.0%
#   TSH Resources Bhd                                           272,900    130,121             0.0%
#   Tune Protect Group Bhd                                      247,600     81,241             0.0%
    Uchi Technologies Bhd                                        51,700     19,597             0.0%
    UEM Edgenta Bhd                                             164,900    127,678             0.0%
    UEM Sunrise Bhd                                             801,764    232,941             0.0%
#   UMW Holdings Bhd                                            309,700    590,563             0.1%
#   UMW Oil & Gas Corp. Bhd                                     116,700     32,821             0.0%
    Unisem M Bhd                                                365,830    202,400             0.0%
    United Malacca Bhd                                           20,100     28,352             0.0%
    United Plantations Bhd                                       21,300    131,259             0.0%
    United U-Li Corp. Bhd                                        47,000     48,310             0.0%
#   UOA Development Bhd                                         266,800    130,919             0.0%
    Uzma Bhd                                                     75,200     38,431             0.0%
    VS Industry Bhd                                             438,725    158,319             0.0%
    Wah Seong Corp. Bhd                                         276,305     76,283             0.0%
#   WCT Holdings Bhd                                            635,591    202,525             0.0%
    Wellcall Holdings Bhd                                       155,800     85,471             0.0%
#   Westports Holdings Bhd                                      397,700    397,244             0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
MALAYSIA -- (Continued)
    Wing Tai Malaysia Bhd                                        20,100 $     5,894             0.0%
    WTK Holdings Bhd                                            175,000      45,579             0.0%
    Yinson Holdings Bhd                                         102,600      70,125             0.0%
*   YNH Property Bhd                                            170,236      74,019             0.0%
    YTL Corp. Bhd                                             2,906,864   1,020,819             0.1%
    YTL E-Solutions Bhd                                          48,400       5,905             0.0%
*   YTL Land & Development Bhd                                   61,900       9,781             0.0%
#   YTL Power International Bhd                                 674,751     236,967             0.0%
    Zhulian Corp. Bhd                                            58,200      22,068             0.0%
                                                                        -----------             ---
TOTAL MALAYSIA                                                           38,426,098             4.0%
                                                                        -----------             ---
MEXICO -- (5.8%)
    Alfa S.A.B. de C.V. Class A                               1,379,237   2,859,041             0.3%
    Alpek S.A.B. de C.V.                                        187,436     270,638             0.0%
#   Alsea S.A.B. de C.V.                                        330,407   1,082,768             0.1%
    America Movil S.A.B. de C.V. Series L                     5,099,603   4,538,387             0.5%
    America Movil S.A.B. de C.V. Series L ADR                   116,929   2,082,505             0.2%
    Arca Continental S.A.B. de C.V.                             176,760   1,129,082             0.1%
#*  Axtel S.A.B. de C.V.                                        590,627     254,947             0.0%
#   Banregio Grupo Financiero S.A.B. de C.V.                    158,091     846,263             0.1%
*   Bio Pappel S.A.B. de C.V.                                    22,232      26,273             0.0%
    Bolsa Mexicana de Valores S.A.B. de C.V.                    238,331     398,233             0.0%
*   Cemex S.A.B. de C.V.                                      1,736,364   1,099,563             0.1%
*   Cemex S.A.B. de C.V. Sponsored ADR                          212,468   1,340,670             0.1%
*   Cia Minera Autlan S.A.B. de C.V. Series B                    31,640      17,738             0.0%
    Coca-Cola Femsa S.A.B. de C.V. Series L                      21,690     166,400             0.0%
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                 12,543     961,797             0.1%
#*  Consorcio ARA S.A.B. de C.V. Series *                       659,141     246,213             0.0%
    Controladora Comercial Mexicana S.A.B. de C.V.              260,737     762,742             0.1%
*   Corp. Actinver S.A.B. de C.V.                                 9,800       8,899             0.0%
*   Corp. GEO S.A.B. de C.V. Series B                           185,607           5             0.0%
    Corp. Inmobiliaria Vesta S.A.B. de C.V.                     353,518     579,573             0.1%
    Corp. Moctezuma S.A.B. de C.V. Series *                      87,200     290,089             0.0%
    Credito Real S.A.B. de C.V. SOFOM ER                         37,296      88,059             0.0%
*   Desarrolladora Homex S.A.B. de C.V.                           4,510       2,171             0.0%
    El Puerto de Liverpool S.A.B. de C.V.                        22,407     312,166             0.0%
#*  Empresas ICA S.A.B. de C.V.                                  72,400      28,710             0.0%
*   Empresas ICA S.A.B. de C.V. Sponsored ADR                    61,340      94,464             0.0%
*   Financiera Independencia SAB de C.V. SOFOM ENR               21,447       4,804             0.0%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR      45,401   4,498,785             0.5%
#*  Genomma Lab Internacional S.A.B. de C.V. Class B            106,558      78,187             0.0%
    Gentera S.A.B. de C.V.                                      557,488   1,023,998             0.1%
    Gruma S.A.B. de C.V. Class B                                111,401   1,709,680             0.2%
#*  Grupo Aeromexico S.A.B. de C.V.                             110,268     193,596             0.0%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.         117,614     604,098             0.1%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR           7,415     675,284             0.1%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B     107,610     970,573             0.1%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR            6,717   1,039,389             0.1%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B       29,606     458,811             0.1%
#*  Grupo Bimbo S.A.B. de C.V. Series A                         447,502   1,265,472             0.1%
    Grupo Carso S.A.B. de C.V. Series A1                        172,925     773,869             0.1%
#   Grupo Comercial Chedraui S.A. de C.V.                       171,576     473,247             0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
MEXICO -- (Continued)
    Grupo Elektra S.A.B. de C.V.                                 12,859 $   256,124             0.0%
*   Grupo Famsa S.A.B. de C.V. Class A                          154,217     121,373             0.0%
    Grupo Financiero Banorte S.A.B. de C.V.                     630,263   3,374,188             0.4%
    Grupo Financiero Inbursa S.A.B. de C.V.                     628,180   1,258,809             0.1%
    Grupo Financiero Interacciones SA de C.V.                    29,280     189,494             0.0%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B    235,258     432,266             0.1%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B
      ADR                                                        40,684     372,259             0.0%
    Grupo Herdez S.A.B. de C.V. Series *                        140,144     389,520             0.0%
    Grupo Industrial Saltillo S.A.B. de C.V.                      5,000       9,802             0.0%
    Grupo KUO S.A.B. de C.V. Series B                            28,600      53,017             0.0%
    Grupo Mexico S.A.B. de C.V. Series B                      1,362,233   3,320,267             0.4%
*   Grupo Pochteca S.A.B. de C.V.                                35,990      27,018             0.0%
    Grupo Sanborns S.A.B. de C.V.                                46,566      81,755             0.0%
#*  Grupo Simec S.A.B. de C.V. Series B                          77,543     212,567             0.0%
#*  Grupo Simec S.A.B. de C.V. Sponsored ADR                      2,821      23,019             0.0%
*   Grupo Sports World S.A.B. de C.V.                            24,000      29,336             0.0%
    Grupo Televisa S.A.B. Series CPO                            303,282   1,765,219             0.2%
    Grupo Televisa S.A.B. Sponsored ADR                          76,164   2,219,419             0.2%
*   Hoteles City Express S.A.B. de C.V.                          10,494      14,174             0.0%
*   Impulsora del Desarrollo y El Empleo en America Latina
      S.A.B. de C.V.                                            195,644     358,294             0.0%
    Industrias Bachoco S.A.B. de C.V. ADR                         3,663     200,439             0.0%
    Industrias Bachoco S.A.B. de C.V. Series B                   55,297     251,682             0.0%
*   Industrias CH S.A.B. de C.V. Series B                       160,067     580,950             0.1%
    Industrias Penoles S.A.B. de C.V.                            42,608     564,425             0.1%
#   Infraestructura Energetica Nova S.A.B. de C.V.              104,042     500,060             0.1%
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A             624,763   1,495,168             0.2%
#*  Maxcom Telecomunicaciones S.A.B. de C.V.                     38,800       2,349             0.0%
    Megacable Holdings S.A.B. de C.V.                           159,599     608,238             0.1%
    Mexichem S.A.B. de C.V.                                     350,261     911,182             0.1%
#*  Minera Frisco S.A.B. de C.V.                                168,558      89,290             0.0%
*   OHL Mexico S.A.B. de C.V.                                   406,762     537,579             0.1%
    Organizacion Cultiba S.A.B. de C.V.                          24,314      32,443             0.0%
#*  Organizacion Soriana S.A.B. de C.V. Class B                 240,563     577,894             0.1%
#*  Promotora y Operadora de Infraestructura S.A.B. de C.V.      87,163   1,095,857             0.1%
#*  Qualitas Controladora S.A.B. de C.V.                         39,987      49,845             0.0%
#   TV Azteca S.A.B. de C.V.                                    459,604      73,736             0.0%
#*  Urbi Desarrollos Urbanos S.A.B. de C.V.                     102,404           8             0.0%
    Vitro S.A.B. de C.V. Series A                                 5,885      17,098             0.0%
    Wal-Mart de Mexico S.A.B. de C.V.                         1,127,598   2,986,621             0.3%
                                                                        -----------             ---
TOTAL MEXICO                                                             58,339,973             6.1%
                                                                        -----------             ---
PERU -- (0.2%)
    Cementos Pacasmayo SAA ADR                                    2,800      18,256             0.0%
    Cia de Minas Buenaventura SAA ADR                            15,794     101,240             0.0%
    Credicorp, Ltd.                                              16,147   1,827,517             0.2%
    Grana y Montero SAA Sponsored ADR                            16,032      65,892             0.0%
                                                                        -----------             ---
TOTAL PERU                                                                2,012,905             0.2%
                                                                        -----------             ---
PHILIPPINES -- (1.7%)
    Aboitiz Equity Ventures, Inc.                               462,380     551,907             0.1%
    Aboitiz Power Corp.                                         329,200     295,166             0.0%
*   Atlas Consolidated Mining & Development Corp.               168,700      20,306             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
PHILIPPINES -- (Continued)
    Ayala Corp.                                                  39,501 $  657,187             0.1%
    Ayala Land, Inc.                                          1,478,960  1,129,483             0.1%
    Bank of the Philippine Islands                              166,466    300,308             0.0%
    BDO Unibank, Inc.                                           341,506    740,264             0.1%
    Belle Corp.                                               2,971,000    219,196             0.0%
    Cebu Air, Inc.                                              176,040    335,311             0.0%
    Century Properties Group, Inc.                              500,000      6,507             0.0%
    China Banking Corp.                                         109,404     93,393             0.0%
    Cosco Capital, Inc.                                         338,100     53,679             0.0%
    D&L Industries, Inc.                                      1,337,800    278,017             0.0%
    DMCI Holdings, Inc.                                       1,754,450    464,874             0.1%
*   East West Banking Corp.                                      67,900     28,701             0.0%
    EEI Corp.                                                   232,900     37,369             0.0%
*   Empire East Land Holdings, Inc.                           1,223,000     23,510             0.0%
    Energy Development Corp.                                  5,636,700    796,545             0.1%
    Filinvest Land, Inc.                                      8,256,000    306,578             0.0%
    First Gen Corp.                                             781,300    421,526             0.1%
    First Philippine Holdings Corp.                             169,010    254,856             0.0%
    Globe Telecom, Inc.                                          10,465    508,192             0.1%
    GT Capital Holdings, Inc.                                    15,000    420,512             0.0%
    JG Summit Holdings, Inc.                                    295,040    448,635             0.1%
    Jollibee Foods Corp.                                        134,000    588,352             0.1%
*   Lepanto Consolidated Mining Co.                           1,834,182      8,059             0.0%
    Lopez Holdings Corp.                                      1,395,300    202,114             0.0%
    Manila Electric Co.                                          62,270    431,820             0.1%
    Manila Water Co., Inc.                                      685,800    348,558             0.0%
*   Megawide Construction Corp.                                 140,174     21,813             0.0%
    Megaworld Corp.                                           5,658,500    565,729             0.1%
    Metropolitan Bank & Trust Co.                               114,382    207,483             0.0%
    Pepsi-Cola Products Philippines, Inc.                       737,300     66,124             0.0%
    Petron Corp.                                                728,000    125,714             0.0%
    Philippine Long Distance Telephone Co.                       16,410    769,296             0.1%
    Philippine Long Distance Telephone Co. Sponsored ADR         11,344    537,932             0.1%
*   Philippine National Bank                                    195,312    220,834             0.0%
    Philippine Stock Exchange, Inc. (The)                         5,304     34,693             0.0%
    Phoenix Petroleum Philippines, Inc.                         136,240     10,693             0.0%
    Puregold Price Club, Inc.                                   495,500    381,009             0.0%
    RFM Corp.                                                   532,000     46,674             0.0%
    Rizal Commercial Banking Corp.                              201,164    133,206             0.0%
    Robinsons Land Corp.                                        888,400    580,167             0.1%
    Robinsons Retail Holdings, Inc.                             118,940    195,087             0.0%
    San Miguel Corp.                                            238,860    244,662             0.0%
    Security Bank Corp.                                         151,726    459,314             0.1%
    Semirara Mining and Power Corp.                             127,150    363,479             0.0%
    SM Investments Corp.                                         18,500    345,032             0.0%
    SM Prime Holdings, Inc.                                   1,479,212    680,421             0.1%
*   Top Frontier Investment Holdings, Inc.                       10,142     22,829             0.0%
    Trans-Asia Oil & Energy Development Corp.                   388,000     18,165             0.0%
    Union Bank of the Philippines                                98,142    119,644             0.0%
    Universal Robina Corp.                                      171,340    733,446             0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
PHILIPPINES -- (Continued)
    Vista Land & Lifescapes, Inc.                             3,124,700 $   371,013             0.0%
                                                                        -----------             ---
TOTAL PHILIPPINES                                                        17,225,384             1.8%
                                                                        -----------             ---
POLAND -- (2.0%)
    Action SA                                                     2,972      19,051             0.0%
*   Agora SA                                                     13,517      40,469             0.0%
*   Alior Bank SA                                                16,680     350,491             0.0%
    Amica Wronki SA                                               1,837      78,542             0.0%
*   AmRest Holdings SE                                            4,244     198,004             0.0%
    Apator SA                                                     3,816      30,354             0.0%
    Asseco Poland SA                                             27,971     412,871             0.1%
    Bank Handlowy w Warszawie SA                                 15,469     314,526             0.0%
#*  Bank Millennium SA                                          200,416     317,386             0.0%
    Bank Pekao SA                                                13,235     514,677             0.1%
*   Bank Zachodni WBK SA                                         10,218     823,619             0.1%
#*  Bioton SA                                                    23,777      67,933             0.0%
    Boryszew SA                                                  95,717     124,472             0.0%
    Budimex SA                                                    6,889     373,767             0.1%
    CCC SA                                                        8,192     357,660             0.0%
*   CD Projekt Red SA                                            22,187     152,668             0.0%
*   Ciech SA                                                     17,408     336,696             0.0%
*   Cyfrowy Polsat SA                                            67,466     434,687             0.1%
*   Elektrobudowa SA                                                 39       1,545             0.0%
    Emperia Holding SA                                            5,724     103,724             0.0%
    Enea SA                                                     100,391     332,937             0.0%
    Energa SA                                                    52,409     223,754             0.0%
    Eurocash SA                                                  54,344     733,374             0.1%
    Fabryki Mebli Forte SA                                        7,472     109,495             0.0%
*   Famur SA                                                     20,638       9,714             0.0%
    Firma Oponiarska Debica SA                                    1,289      29,321             0.0%
#*  Getin Holding SA                                            119,831      49,590             0.0%
*   Getin Noble Bank SA                                         372,849      77,155             0.0%
*   Grupa Azoty SA                                               22,627     538,246             0.1%
    Grupa Azoty Zaklady Chemiczne Police SA                       3,091      19,886             0.0%
    Grupa Kety SA                                                 4,063     292,102             0.0%
*   Grupa Lotos SA                                               63,135     465,001             0.1%
*   Impexmetal SA                                                60,302      41,934             0.0%
    ING Bank Slaski SA                                            7,883     246,905             0.0%
#*  Integer.pl SA                                                 1,454      43,340             0.0%
    Inter Cars SA                                                 1,278      78,361             0.0%
*   Jastrzebska Spolka Weglowa SA                                 8,242      28,193             0.0%
    Kernel Holding SA                                            32,313     436,035             0.1%
    KGHM Polska Miedz SA                                         62,815   1,458,319             0.2%
    Kopex SA                                                      6,846      10,593             0.0%
#   KRUK SA                                                       3,492     166,176             0.0%
*   LC Corp. SA                                                  15,461       7,905             0.0%
#   LPP SA                                                          344     648,696             0.1%
#   Lubelski Wegiel Bogdanka SA                                   4,080      43,491             0.0%
*   mBank SA                                                      3,460     324,689             0.0%
#*  Midas SA                                                     61,466      10,020             0.0%
    Netia SA                                                    157,306     224,939             0.0%
    Neuca SA                                                      1,187     107,320             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
POLAND -- (Continued)
    Orange Polska SA                                          249,511 $   458,417             0.1%
    Orbis SA                                                    5,719      87,276             0.0%
    Pelion SA                                                   2,616      41,263             0.0%
    PGE Polska Grupa Energetyczna SA                          333,879   1,242,776             0.1%
*   Polnord SA                                                 15,994      49,687             0.0%
*   Polski Koncern Miesny Duda SA                               3,271       5,176             0.0%
#   Polski Koncern Naftowy Orlen SA                           143,721   2,331,651             0.3%
    Polskie Gornictwo Naftowe i Gazownictwo SA                456,050     807,991             0.1%
*   Powszechna Kasa Oszczednosci Bank Polski SA               141,475   1,047,770             0.1%
    Powszechny Zaklad Ubezpieczen SA                           12,072   1,172,180             0.1%
*   Rafako SA                                                  13,729      23,967             0.0%
    Stalprodukt SA                                                290      24,015             0.0%
    Synthos SA                                                294,362     280,786             0.0%
    Tauron Polska Energia SA                                  598,808     469,481             0.1%
*   Trakcja SA                                                 23,580      61,857             0.0%
*   Vistula Group SA                                           38,504      29,864             0.0%
    Warsaw Stock Exchange                                      11,916     126,432             0.0%
    Wawel SA                                                      202      56,800             0.0%
    Zespol Elektrowni Patnow Adamow Konin SA                    2,460       7,316             0.0%
                                                                      -----------             ---
TOTAL POLAND                                                           20,135,338             2.1%
                                                                      -----------             ---
RUSSIA -- (1.2%)
    Etalon Group, Ltd. GDR                                     45,803      88,558             0.0%
    Eurasia Drilling Co., Ltd. GDR                             24,216     275,444             0.0%
    Gazprom PAO Sponsored ADR                                 502,508   2,117,735             0.2%
*   Globaltrans Investment P.L.C.                              24,527     102,953             0.0%
    LUKOIL PJSC                                                34,269   1,244,843             0.1%
    Magnitogorsk Iron & Steel Works OJSC GDR                   40,475     199,202             0.0%
*   Mail.ru Group, Ltd. GDR                                     6,577     127,853             0.0%
*   Mechel Sponsored ADR                                        9,076       9,167             0.0%
    MegaFon PJSC GDR                                           17,294     222,743             0.0%
    MMC Norilsk Nickel PJSC ADR                                62,569     926,625             0.1%
    Novolipetsk Steel OJSC GDR                                 27,125     332,626             0.0%
    O'Key Group SA GDR                                          6,334      13,248             0.0%
    Phosagro OAO GDR                                            8,076     108,891             0.0%
    PIK Group PJSC GDR                                         32,068     109,155             0.0%
    Rosneft OAO GDR                                           154,292     615,162             0.1%
    Rostelecom PJSC Sponsored ADR                              14,983     131,357             0.0%
    RusHydro PJSC ADR                                         268,963     260,340             0.0%
    Sberbank PAO Sponsored ADR                                272,969   1,666,993             0.2%
    Severstal PAO GDR                                          38,388     450,404             0.1%
    Tatneft PAO Sponsored ADR                                  43,633   1,345,577             0.1%
    TMK PAO GDR                                                13,562      50,640             0.0%
    VimpelCom, Ltd. Sponsored ADR                             152,193     575,289             0.1%
    VTB Bank PJSC GDR                                         216,214     473,405             0.1%
*   X5 Retail Group NV GDR                                     21,974     454,157             0.1%
                                                                      -----------             ---
TOTAL RUSSIA                                                           11,902,367             1.2%
                                                                      -----------             ---
SOUTH AFRICA -- (7.8%)
    Adcorp Holdings, Ltd.                                      48,790      88,538             0.0%
    Advtech, Ltd.                                             120,102     110,301             0.0%
    Aeci, Ltd.                                                 66,146     454,095             0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
SOUTH AFRICA -- (Continued)
*   African Bank Investments, Ltd.                              282,387 $    1,186             0.0%
    African Oxygen, Ltd.                                         36,963     40,486             0.0%
    African Rainbow Minerals, Ltd.                               38,510    146,849             0.0%
    Allied Electronics Corp., Ltd.                                1,837        911             0.0%
*   Anglo American Platinum, Ltd.                                16,716    292,374             0.0%
*   AngloGold Ashanti, Ltd. Sponsored ADR                       296,264  2,500,468             0.3%
#*  ArcelorMittal South Africa, Ltd.                             80,972     48,148             0.0%
#   Assore, Ltd.                                                 15,789     91,324             0.0%
    Astral Foods, Ltd.                                           37,295    468,506             0.1%
*   Attacq, Ltd.                                                131,165    206,989             0.0%
*   Aveng, Ltd.                                                 235,423     57,696             0.0%
    AVI, Ltd.                                                   250,129  1,591,233             0.2%
    Barclays Africa Group, Ltd.                                 117,056  1,500,171             0.2%
    Barloworld, Ltd.                                            180,218  1,016,806             0.1%
    Bidvest Group, Ltd. (The)                                   148,850  3,802,307             0.4%
    Blue Label Telecoms, Ltd.                                   126,597    106,249             0.0%
*   Brait SE                                                     27,595    315,973             0.0%
    Capitec Bank Holdings, Ltd.                                  16,924    731,090             0.1%
    Cashbuild, Ltd.                                              13,287    316,625             0.0%
    Caxton and CTP Publishers and Printers, Ltd.                 26,485     34,427             0.0%
    City Lodge Hotels, Ltd.                                      22,879    247,171             0.0%
    Clicks Group, Ltd.                                          153,372  1,118,674             0.1%
    Clover Industries, Ltd.                                      55,895     76,607             0.0%
*   Consolidated Infrastructure Group, Ltd.                      33,377     84,198             0.0%
    Coronation Fund Managers, Ltd.                              118,945    626,862             0.1%
    DataTec, Ltd.                                               149,569    639,554             0.1%
    Discovery, Ltd.                                             143,592  1,533,224             0.2%
    Distribution and Warehousing Network, Ltd.                   43,764     13,888             0.0%
    DRDGOLD, Ltd.                                               182,887     29,633             0.0%
    DRDGOLD, Ltd. Sponsored ADR                                   1,600      2,464             0.0%
    EOH Holdings, Ltd.                                           44,101    486,981             0.1%
*   Eqstra Holdings, Ltd.                                       158,948     29,791             0.0%
*   Evraz Highveld Steel and Vanadium, Ltd.                       5,882        526             0.0%
#   Exxaro Resources, Ltd.                                       95,831    396,615             0.0%
    Famous Brands, Ltd.                                          49,929    485,370             0.1%
#   FirstRand, Ltd.                                           1,216,507  4,457,692             0.5%
    Foschini Group, Ltd. (The)                                  115,754  1,180,937             0.1%
    Gold Fields, Ltd.                                             8,786     22,914             0.0%
    Gold Fields, Ltd. Sponsored ADR                             486,866  1,231,771             0.1%
    Grand Parade Investments, Ltd.                              129,827     49,103             0.0%
    Grindrod, Ltd.                                              306,849    331,236             0.0%
    Group Five, Ltd.                                             72,783    115,613             0.0%
    Growthpoint Properties, Ltd.                                 45,686     83,696             0.0%
*   Harmony Gold Mining Co., Ltd.                                67,770     47,485             0.0%
*   Harmony Gold Mining Co., Ltd. Sponsored ADR                 152,302    103,002             0.0%
    Holdsport, Ltd.                                              17,779     80,824             0.0%
*   Howden Africa Holdings, Ltd.                                  3,943      7,640             0.0%
    Hudaco Industries, Ltd.                                      20,329    159,511             0.0%
    Hulamin, Ltd.                                                71,054     34,243             0.0%
    Iliad Africa, Ltd.                                           37,928     27,380             0.0%
    Illovo Sugar, Ltd.                                          132,982    167,695             0.0%
*   Impala Platinum Holdings, Ltd.                              166,852    455,033             0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
SOUTH AFRICA -- (Continued)
    Imperial Holdings, Ltd.                                   104,403 $1,358,980             0.1%
    Investec, Ltd.                                             69,889    578,197             0.1%
    Invicta Holdings, Ltd.                                     13,603     59,890             0.0%
    JSE, Ltd.                                                  27,751    267,334             0.0%
    KAP Industrial Holdings, Ltd.                             234,183    124,337             0.0%
#   Kumba Iron Ore, Ltd.                                       22,050     95,189             0.0%
#   Lewis Group, Ltd.                                          66,807    288,171             0.0%
    Liberty Holdings, Ltd.                                     80,198    784,162             0.1%
    Massmart Holdings, Ltd.                                    77,472    641,760             0.1%
    Merafe Resources, Ltd.                                    213,666     11,111             0.0%
    Metair Investments, Ltd.                                  118,479    262,343             0.0%
    MMI Holdings, Ltd.                                        586,380  1,064,072             0.1%
    Mondi, Ltd.                                                61,143  1,420,680             0.2%
    Mpact, Ltd.                                               117,554    410,257             0.0%
    Mr. Price Group, Ltd.                                     113,810  1,747,570             0.2%
    Murray & Roberts Holdings, Ltd.                           185,801    140,597             0.0%
    Nampak, Ltd.                                              255,024    412,794             0.0%
    Naspers, Ltd. Class N                                      29,264  4,272,380             0.5%
    Nedbank Group, Ltd.                                        78,563  1,305,954             0.1%
*   Northam Platinum, Ltd.                                    264,482    578,362             0.1%
    Oceana Group, Ltd.                                         37,367    278,102             0.0%
#   Omnia Holdings, Ltd.                                       38,700    429,295             0.0%
    Peregrine Holdings, Ltd.                                  149,644    332,821             0.0%
    Petmin, Ltd.                                               40,487      3,908             0.0%
    Pick n Pay Stores, Ltd.                                   139,634    675,149             0.1%
*   Pinnacle Holdings, Ltd.                                    68,212     59,015             0.0%
    Pioneer Foods Group, Ltd.                                  34,575    495,347             0.1%
    PPC, Ltd.                                                 483,842    581,657             0.1%
    PSG Group, Ltd.                                            33,981    655,247             0.1%
*   Quantum Foods Holdings, Ltd.                               31,128      7,533             0.0%
    Raubex Group, Ltd.                                         81,769     97,399             0.0%
    RCL Foods, Ltd.                                            19,226     22,798             0.0%
    Reunert, Ltd.                                             123,828    602,099             0.1%
*   Royal Bafokeng Platinum, Ltd.                              27,830     56,173             0.0%
    Sanlam, Ltd.                                              525,048  2,372,023             0.3%
    Santam, Ltd.                                               23,850    384,164             0.0%
*   Sappi, Ltd.                                               274,155  1,081,789             0.1%
*   Sappi, Ltd. Sponsored ADR                                 140,883    542,400             0.1%
    Sasol, Ltd.                                                17,950    575,148             0.1%
    Sasol, Ltd. Sponsored ADR                                 163,078  5,244,588             0.6%
    Shoprite Holdings, Ltd.                                   200,768  2,086,311             0.2%
    Sibanye Gold, Ltd.                                        325,559    543,757             0.1%
#   Sibanye Gold, Ltd. Sponsored ADR                           60,267    393,544             0.0%
    Spar Group, Ltd. (The)                                     95,293  1,367,872             0.1%
    Spur Corp., Ltd.                                           38,177     93,028             0.0%
    Standard Bank Group, Ltd.                                 370,245  3,846,892             0.4%
#   Steinhoff International Holdings, Ltd.                    634,845  3,881,085             0.4%
*   Super Group, Ltd.                                         301,726    708,744             0.1%
    Telkom SA SOC, Ltd.                                       160,370    842,133             0.1%
    Tiger Brands, Ltd.                                         48,717  1,113,859             0.1%
    Tiso Blackstar Group SE                                     3,023      2,183             0.0%
    Tongaat Hulett, Ltd.                                       59,934    511,629             0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
SOUTH AFRICA -- (Continued)
    Trencor, Ltd.                                              79,911 $   303,594             0.0%
#   Truworths International, Ltd.                             193,222   1,307,306             0.1%
    Vodacom Group, Ltd.                                        89,248     963,979             0.1%
    Wilson Bayly Holmes-Ovcon, Ltd.                            35,240     329,223             0.0%
    Woolworths Holdings, Ltd.                                 306,331   2,266,420             0.2%
    Zeder Investments, Ltd.                                   107,965      61,603             0.0%
                                                                      -----------             ---
TOTAL SOUTH AFRICA                                                     79,194,042             8.3%
                                                                      -----------             ---
SOUTH KOREA -- (14.4%)
    Able C&C Co., Ltd.                                          1,749      37,771             0.0%
*   Actoz Soft Co., Ltd.                                           --          10             0.0%
#*  Advanced Process Systems Corp.                              3,786      26,406             0.0%
    Aekyung Petrochemical Co., Ltd.                               614      33,224             0.0%
#   AfreecaTV Co., Ltd.                                         5,664     125,543             0.0%
#*  Agabang&Company                                             8,058      92,268             0.0%
    Ahn-Gook Pharmaceutical Co., Ltd.                           1,301      22,082             0.0%
#   Ahnlab, Inc.                                                  934      33,987             0.0%
*   AJ Rent A Car Co., Ltd.                                     8,768      81,326             0.0%
#   AK Holdings, Inc.                                           1,364     102,480             0.0%
#*  ALUKO Co., Ltd.                                            14,441      81,158             0.0%
#*  Aminologics Co., Ltd.                                      21,772      24,576             0.0%
    Amorepacific Corp.                                          5,640   1,861,732             0.2%
    AMOREPACIFIC Group                                          6,272     882,166             0.1%
*   Amotech Co., Ltd.                                           3,455      64,583             0.0%
*   Anam Electronics Co., Ltd.                                 10,750      13,266             0.0%
    Anapass, Inc.                                               4,285      49,718             0.0%
    Asia Cement Co., Ltd.                                         525      49,473             0.0%
    ASIA Holdings Co., Ltd.                                       865      88,564             0.0%
    Asia Paper Manufacturing Co., Ltd.                          3,151      53,844             0.0%
*   Asiana Airlines, Inc.                                      39,390     167,436             0.0%
    AtlasBX Co., Ltd.                                           3,493     110,813             0.0%
*   AUK Corp.                                                   5,660      12,068             0.0%
    Autech Corp.                                                3,629      16,261             0.0%
    Avaco Co., Ltd.                                             7,631      24,589             0.0%
    Baiksan Co., Ltd.                                           4,640      18,332             0.0%
#*  Basic House Co., Ltd. (The)                                 4,018      34,246             0.0%
*   BH Co., Ltd.                                                5,471      28,434             0.0%
#*  BHI Co., Ltd.                                               3,652      13,117             0.0%
    Binggrae Co., Ltd.                                          1,526      91,278             0.0%
#   Bioland, Ltd.                                               2,817      61,813             0.0%
#   Bluecom Co., Ltd.                                           3,649      40,538             0.0%
    BNK Financial Group, Inc.                                  89,855   1,100,162             0.1%
*   Boryung Medience Co., Ltd.                                  1,572      36,297             0.0%
    Boryung Pharmaceutical Co., Ltd.                              850      41,344             0.0%
*   Bubang Co., Ltd.                                            1,642       8,156             0.0%
    Bukwang Pharmaceutical Co., Ltd.                            3,489      76,673             0.0%
    Busan City Gas Co., Ltd.                                      621      20,184             0.0%
    BYC Co., Ltd.                                                  40      13,972             0.0%
    Byucksan Corp.                                              7,087      58,240             0.0%
#*  CammSys Corp.                                              24,019      43,677             0.0%
#*  Capro Corp.                                                11,976      29,493             0.0%
    Cell Biotech Co., Ltd.                                        156       8,615             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
SOUTH KOREA -- (Continued)
*   Celltrion Pharm, Inc.                                      1,698 $   20,696             0.0%
#*  Celltrion, Inc.                                            6,068    408,025             0.1%
*   Cheil Worldwide, Inc.                                     16,505    288,429             0.1%
*   Chemtronics Co., Ltd.                                      2,645     15,928             0.0%
#*  China Great Star International, Ltd.                      44,063     94,341             0.0%
#*  China Ocean Resources Co., Ltd.                           49,842    195,346             0.0%
    Chokwang Paint, Ltd.                                       2,052     27,626             0.0%
    Chong Kun Dang Pharmaceutical Corp.                          656     36,572             0.0%
    Chongkundang Holdings Corp.                                  871     60,709             0.0%
    Choong Ang Vaccine Laboratory                              1,502     22,417             0.0%
    Chosun Refractories Co., Ltd.                                128     10,578             0.0%
#   CJ CGV Co., Ltd.                                           5,424    492,763             0.1%
    CJ CheilJedang Corp.                                       3,496  1,070,672             0.1%
#   CJ Corp.                                                   3,807    799,332             0.1%
*   CJ E&M Corp.                                               5,773    421,898             0.1%
    CJ Freshway Corp.                                            465     30,003             0.0%
    CJ Hellovision Co., Ltd.                                   2,059     19,650             0.0%
*   CJ Korea Express Co., Ltd.                                 1,117    190,661             0.0%
    CJ O Shopping Co., Ltd.                                    1,739    268,285             0.0%
*   CJ Seafood Corp.                                           9,592     30,665             0.0%
    CKD Bio Corp.                                              1,321     22,794             0.0%
#*  Com2uSCorp                                                 3,446    346,587             0.1%
    Cosmax BTI, Inc.                                             654     40,731             0.0%
    Cosmax, Inc.                                               1,464    245,863             0.0%
*   Cosmochemical Co., Ltd.                                    2,170     10,499             0.0%
    Coway Co., Ltd.                                           12,617    940,008             0.1%
    Credu Corp.                                                  719     37,132             0.0%
#   Crown Confectionery Co., Ltd.                                339    173,835             0.0%
*   Cuchen Co., Ltd.                                             720     13,870             0.0%
    D.I Corp.                                                  2,657     20,714             0.0%
    Dae Dong Industrial Co., Ltd.                              2,845     24,448             0.0%
    Dae Han Flour Mills Co., Ltd.                                482     82,086             0.0%
*   Dae Won Chemical Co., Ltd.                                 7,159     22,072             0.0%
    Dae Won Kang Up Co., Ltd.                                  7,054     30,629             0.0%
*   Dae Young Packaging Co., Ltd.                             31,775     31,511             0.0%
*   Dae-Il Corp.                                               4,150     31,711             0.0%
*   Daea TI Co., Ltd.                                         18,837     26,300             0.0%
*   Daechang Co., Ltd.                                        19,890     16,492             0.0%
    Daeduck Electronics Co.                                   13,366     85,983             0.0%
    Daeduck GDS Co., Ltd.                                     10,025     85,193             0.0%
    Daegu Department Store                                     3,040     37,818             0.0%
    Daehan Steel Co., Ltd.                                     5,070     42,826             0.0%
*   Daekyung Machinery & Engineering Co., Ltd.                11,720     16,530             0.0%
    Daelim Industrial Co., Ltd.                               11,275    736,097             0.1%
    Daeryuk Can Co., Ltd.                                        555      3,312             0.0%
    Daesang Corp.                                              7,994    217,192             0.0%
#   Daesang Holdings Co., Ltd.                                 4,885     91,271             0.0%
*   Daewon Cable Co., Ltd.                                     9,519     16,508             0.0%
    Daewon Pharmaceutical Co., Ltd.                            2,131     38,725             0.0%
    Daewon San Up Co., Ltd.                                    3,198     18,624             0.0%
*   Daewoo Engineering & Construction Co., Ltd.               16,936     96,235             0.0%
    Daewoo Securities Co., Ltd.                               59,197    571,175             0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
SOUTH KOREA -- (Continued)
#   Daewoo Shipbuilding & Marine Engineering Co., Ltd.        37,312 $  225,533             0.0%
    Daewoong Co., Ltd.                                           390     21,722             0.0%
    Daewoong Pharmaceutical Co., Ltd.                            856     56,955             0.0%
    Daihan Pharmaceutical Co., Ltd.                            1,880     35,018             0.0%
    Daishin Securities Co., Ltd.                              24,273    222,275             0.0%
    Daou Technology, Inc.                                      4,860    105,325             0.0%
#*  Dasan Networks, Inc.                                       9,337     50,638             0.0%
#   Dawonsys Co., Ltd.                                         4,253    107,712             0.0%
#   Dayou Automotive Seat Technology Co., Ltd.                27,800     62,692             0.0%
    DCM Corp.                                                  1,241     12,175             0.0%
    DGB Financial Group, Inc.                                 79,104    733,763             0.1%
    DHP Korea Co., Ltd.                                        2,047     18,925             0.0%
    Digital Chosun Co., Ltd.                                   4,780     17,780             0.0%
    Digital Power Communications Co., Ltd.                     2,018      8,922             0.0%
    Display Tech Co., Ltd.                                       696      2,994             0.0%
*   DNF Co., Ltd.                                              1,225     18,552             0.0%
    Dong Ah Tire & Rubber Co., Ltd.                            2,368     51,880             0.0%
    Dong-Ah Geological Engineering Co., Ltd.                   1,200      8,363             0.0%
    Dong-Il Corp.                                                 89      5,335             0.0%
#*  Dongaone Co., Ltd.                                         8,260     17,648             0.0%
#*  Dongbu HiTek Co., Ltd.                                     9,281     98,613             0.0%
    Dongbu Insurance Co., Ltd.                                19,982  1,198,297             0.1%
    Dongbu Securities Co., Ltd.                               17,601     62,412             0.0%
#*  Dongbu Steel Co., Ltd.                                     6,368     31,074             0.0%
    Dongil Industries Co., Ltd.                                  510     25,684             0.0%
    Dongjin Semichem Co., Ltd.                                13,855     62,734             0.0%
*   Dongkook Industrial Co., Ltd.                              2,420      5,350             0.0%
    DongKook Pharmaceutical Co., Ltd.                            969     41,798             0.0%
    Dongkuk Industries Co., Ltd.                              12,588     40,190             0.0%
#*  Dongkuk Steel Mill Co., Ltd.                              31,729    189,663             0.0%
    Dongkuk Structures & Construction Co., Ltd.               16,978     55,004             0.0%
    Dongsuh Cos., Inc.                                         2,652     78,420             0.0%
    DONGSUNG Corp.                                             9,309     52,199             0.0%
*   Dongwha Enterprise Co., Ltd.                                 583     22,992             0.0%
    Dongwha Pharm Co., Ltd.                                    7,521     45,520             0.0%
    Dongwon F&B Co., Ltd.                                        484    159,572             0.0%
#   Dongwon Industries Co., Ltd.                                 414    115,976             0.0%
    Dongyang E&P, Inc.                                         3,315     37,266             0.0%
    Doosan Corp.                                               4,386    424,044             0.1%
#*  Doosan Engine Co., Ltd.                                   14,892     50,050             0.0%
    Doosan Engineering & Construction Co., Ltd.                1,599      9,355             0.0%
    Doosan Heavy Industries & Construction Co., Ltd.          26,104    469,786             0.1%
*   Dragonfly GF Co., Ltd.                                     1,460      9,813             0.0%
    DRB Holding Co., Ltd.                                      1,915     24,546             0.0%
*   Duk San Neolux Co., Ltd.                                   2,245     45,022             0.0%
*   Duksan Hi-Metal Co., Ltd.                                  1,648     12,230             0.0%
    DuzonBIzon Co., Ltd.                                       8,849    166,398             0.0%
    DY Corp.                                                  15,106     91,642             0.0%
    e Tec E&C, Ltd.                                              408     55,939             0.0%
    e-LITECOM Co., Ltd.                                        4,314     75,511             0.0%
#   E-MART, Inc.                                               3,690    686,438             0.1%
*   e-Starco Co., Ltd.                                        11,043     27,368             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
SOUTH KOREA -- (Continued)
    E1 Corp.                                                   1,099 $   66,479             0.0%
    Eagon Industries Co., Ltd.                                 3,370     49,986             0.0%
#   Easy Bio, Inc.                                            21,977    139,663             0.0%
*   Ecopro Co., Ltd.                                           3,593     39,172             0.0%
    EG Corp.                                                     835      9,001             0.0%
*   Ehwa Technologies Information Co., Ltd.                   40,567     17,116             0.0%
#*  ELK Corp.                                                  9,669     29,678             0.0%
*   EM-Tech Co., Ltd.                                          1,264      8,774             0.0%
#*  EMKOREA Co., Ltd.                                          5,967     25,673             0.0%
    ENF Technology Co., Ltd.                                   4,574     71,146             0.0%
#   Eo Technics Co., Ltd.                                      2,962    258,223             0.0%
#   Eugene Corp.                                              19,325     94,720             0.0%
*   Eugene Investment & Securities Co., Ltd.                  42,469    103,776             0.0%
    Eugene Technology Co., Ltd.                                3,996     40,517             0.0%
*   Eusu Holdings Co., Ltd.                                    5,554     42,803             0.0%
#   EVERDIGM Corp.                                             5,254     49,465             0.0%
    F&F Co., Ltd.                                              1,487     25,853             0.0%
*   Farmsco                                                    1,782     24,080             0.0%
    Fila Korea, Ltd.                                           2,546    223,006             0.0%
*   Fine Technix Co., Ltd.                                     3,186      7,626             0.0%
#*  Finetex EnE, Inc.                                          7,780     34,142             0.0%
#*  Flexcom, Inc.                                              4,293     10,832             0.0%
*   Foosung Co., Ltd.                                          5,668     20,690             0.0%
    Fursys, Inc.                                               1,797     54,619             0.0%
#*  Gamevil, Inc.                                              1,073     78,761             0.0%
    Gaon Cable Co., Ltd.                                         930     17,073             0.0%
*   Genic Co., Ltd.                                            1,105     37,707             0.0%
    GIIR, Inc.                                                 2,100     17,912             0.0%
    Global & Yuasa Battery Co., Ltd.                           3,063    109,697             0.0%
    Global Display Co., Ltd.                                   6,155     22,015             0.0%
*   GNCO Co., Ltd.                                            18,494     23,467             0.0%
*   Golfzon Co., Ltd.                                          1,284    112,190             0.0%
#   GOLFZONYUWONHOLDINGS Co., Ltd.                             6,253     44,218             0.0%
#*  GS Engineering & Construction Corp.                       22,271    452,698             0.1%
    GS Global Corp.                                            7,260     39,444             0.0%
    GS Holdings Corp.                                         19,642    862,774             0.1%
    GS Home Shopping, Inc.                                       833    124,273             0.0%
    GS retail Co., Ltd.                                        5,907    297,731             0.1%
    Gwangju Shinsegae Co., Ltd.                                  188     49,212             0.0%
#*  Halla Corp.                                                8,194     27,681             0.0%
    Halla Holdings Corp.                                       3,343    166,153             0.0%
#   Han Kuk Carbon Co., Ltd.                                  15,211     79,126             0.0%
    Hana Financial Group, Inc.                                62,820  1,527,710             0.2%
    Hana Micron, Inc.                                         11,094     62,928             0.0%
#   Hana Tour Service, Inc.                                    3,641    401,136             0.1%
    Hancom, Inc.                                               5,785    105,451             0.0%
    Handok, Inc.                                               1,292     28,138             0.0%
    Handsome Co., Ltd.                                         2,820     95,927             0.0%
    Hanil Cement Co., Ltd.                                     1,489    153,180             0.0%
#*  Hanjin Heavy Industries & Construction Co., Ltd.          31,758    123,532             0.0%
    Hanjin Heavy Industries & Construction Holdings Co., Ltd.  6,254     36,162             0.0%
#   Hanjin Kal Corp.                                          12,210    232,337             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
SOUTH KOREA -- (Continued)
*   Hanjin Shipping Co., Ltd.                                 16,162 $   70,972             0.0%
    Hanjin Transportation Co., Ltd.                            3,487    135,483             0.0%
    Hankook Shell Oil Co., Ltd.                                  326    144,985             0.0%
    Hankook Tire Co., Ltd.                                    23,197    886,795             0.1%
    Hankuk Glass Industries, Inc.                                192      4,270             0.0%
    Hankuk Paper Manufacturing Co., Ltd.                         770     23,688             0.0%
    Hanmi Semiconductor Co., Ltd.                              2,926     27,650             0.0%
#   Hanon Systems                                              9,185    361,185             0.1%
#   Hansae Co., Ltd.                                           7,474    367,265             0.1%
#   Hansae Yes24 Holdings Co., Ltd.                            6,460    120,570             0.0%
*   Hanshin Construction                                         967     15,900             0.0%
    Hansol Chemical Co., Ltd.                                  1,852    108,783             0.0%
*   Hansol Holdings Co., Ltd.                                 15,003     94,166             0.0%
#*  Hansol HomeDeco Co., Ltd.                                 40,610     54,647             0.0%
    Hansol Logistics Co., Ltd.                                 3,697     13,570             0.0%
*   Hansol Paper Co., Ltd.                                     7,582    136,632             0.0%
*   Hansol Technics Co., Ltd.                                  2,789     61,180             0.0%
#   Hanssem Co., Ltd.                                          2,793    570,763             0.1%
#   Hanwha Chemical Corp.                                     42,918    831,580             0.1%
    Hanwha Galleria Timeworld Co., Ltd.                          646     59,393             0.0%
*   Hanwha General Insurance Co., Ltd.                        16,316    107,733             0.0%
    Hanwha Investment & Securities Co., Ltd.                  30,410    119,117             0.0%
    Hanwha Life Insurance Co., Ltd.                           81,447    605,833             0.1%
    Hanyang Eng Co., Ltd.                                      5,602     46,036             0.0%
    Hanyang Securities Co., Ltd.                               1,030      7,672             0.0%
*   Harim Co., Ltd.                                            5,229     19,439             0.0%
*   Harim Holdings Co., Ltd.                                  17,931     74,577             0.0%
#   Heung-A Shipping Co., Ltd.                                25,938     43,895             0.0%
    High Tech Pharm Co., Ltd.                                  1,281     16,475             0.0%
    HMC Investment Securities Co., Ltd.                        7,873     70,793             0.0%
#   Hotel Shilla Co., Ltd.                                     9,442    907,633             0.1%
#*  HS Industries Co., Ltd.                                    9,091     49,074             0.0%
    HS R&A Co., Ltd.                                           2,433     87,353             0.0%
#   Huchems Fine Chemical Corp.                                7,590    124,676             0.0%
    Humax Co., Ltd.                                            6,157     93,464             0.0%
    Huons Co., Ltd.                                            1,658    134,715             0.0%
    Husteel Co., Ltd.                                            424      6,641             0.0%
    Huvis Corp.                                                5,498     40,860             0.0%
    Huvitz Co., Ltd.                                           1,959     27,623             0.0%
    Hwa Shin Co., Ltd.                                        11,649     59,925             0.0%
    HwaSung Industrial Co., Ltd.                               3,833     57,531             0.0%
    Hy-Lok Corp.                                               3,117     87,135             0.0%
    Hyosung Corp.                                             10,454  1,067,423             0.1%
    Hyundai BNG Steel Co., Ltd.                                4,392     39,688             0.0%
#   Hyundai C&F, Inc.                                          1,575     50,080             0.0%
    Hyundai Corp.                                              2,292     67,203             0.0%
    Hyundai Department Store Co., Ltd.                         5,072    556,759             0.1%
    Hyundai Development Co-Engineering & Construction         10,382    416,958             0.1%
    Hyundai Engineering & Construction Co., Ltd.              19,254    580,549             0.1%
    Hyundai Engineering Plastics Co., Ltd.                     8,090     63,360             0.0%
    Hyundai Glovis Co., Ltd.                                   5,610    964,153             0.1%
    Hyundai Greenfood Co., Ltd.                               16,366    342,059             0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
SOUTH KOREA -- (Continued)
#*  Hyundai Heavy Industries Co., Ltd.                         7,249 $  602,054             0.1%
    Hyundai Home Shopping Network Corp.                        1,632    174,245             0.0%
    Hyundai Hy Communications & Networks Co., Ltd.            14,610     41,930             0.0%
#   Hyundai Livart Furniture Co., Ltd.                         3,328    146,283             0.0%
    Hyundai Marine & Fire Insurance Co., Ltd.                 26,359    784,907             0.1%
#*  Hyundai Merchant Marine Co., Ltd.                         15,292     79,692             0.0%
    Hyundai Mobis Co., Ltd.                                   12,558  2,640,070             0.3%
#*  Hyundai Rotem Co., Ltd.                                    2,413     34,336             0.0%
#   Hyundai Securities Co., Ltd.                              61,530    371,080             0.1%
    Hyundai Steel Co.                                         22,746  1,035,617             0.1%
    Hyundai Wia Corp.                                          4,888    570,742             0.1%
*   Hyunjin Materials Co., Ltd.                                    1          1             0.0%
    HyVision System, Inc.                                      2,485     21,235             0.0%
*   i-SENS, Inc.                                                 868     28,063             0.0%
    ICD Co., Ltd.                                              3,057     16,502             0.0%
    Iljin Electric Co., Ltd.                                   9,122     45,561             0.0%
    Iljin Holdings Co., Ltd.                                   4,660     49,081             0.0%
*   Iljin Materials Co., Ltd.                                  2,416     17,476             0.0%
    Ilshin Spinning Co., Ltd.                                    586     81,228             0.0%
*   IM Co., Ltd.                                               5,419     18,797             0.0%
    iMarketKorea, Inc.                                         4,690    122,056             0.0%
    InBody Co., Ltd.                                           2,223     95,261             0.0%
    Industrial Bank of Korea                                  47,121    576,798             0.1%
#*  Infinitt Healthcare Co., Ltd.                              5,114     47,367             0.0%
#*  Infopia Co., Ltd.                                          2,026     18,920             0.0%
*   Infraware, Inc.                                            5,651     24,470             0.0%
#*  InkTec Co., Ltd.                                           2,097     12,868             0.0%
    Innochips Technology, Inc.                                 2,027     19,806             0.0%
*   InnoWireless, Inc.                                         1,034      9,650             0.0%
*   Innox Corp.                                                4,610     54,485             0.0%
#*  Insun ENT Co., Ltd.                                       10,668     50,818             0.0%
    Intelligent Digital Integrated Securities Co., Ltd.        2,551     44,288             0.0%
#*  Interflex Co., Ltd                                         5,193     57,119             0.0%
    Interojo Co., Ltd.                                         1,640     53,500             0.0%
    Interpark Holdings Corp.                                  12,296    125,626             0.0%
    INTOPS Co., Ltd.                                           1,868     27,757             0.0%
    Inzi Controls Co., Ltd.                                    2,210      9,906             0.0%
    INZI Display Co., Ltd.                                     5,255      7,535             0.0%
    Iones Co., Ltd.                                            1,008     19,259             0.0%
    IS Dongseo Co., Ltd.                                       4,318    161,418             0.0%
    ISC Co., Ltd.                                                399      8,918             0.0%
    ISU Chemical Co., Ltd.                                     5,540     49,876             0.0%
#   IsuPetasys Co., Ltd.                                      15,340     67,674             0.0%
    Jahwa Electronics Co., Ltd.                                8,378     82,433             0.0%
    JB Financial Group Co., Ltd.                              27,985    145,493             0.0%
*   Jcontentree Corp.                                         33,392    144,486             0.0%
    Jinsung T.E.C.                                             1,807      8,084             0.0%
*   Jusung Engineering Co., Ltd.                               9,399     40,498             0.0%
*   JVM Co., Ltd.                                              1,013     49,647             0.0%
*   JYP Entertainment Corp.                                    2,036      8,260             0.0%
    Kakao Corp.                                                2,449    243,447             0.0%
    KB Capital Co., Ltd.                                       4,325     96,324             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
SOUTH KOREA -- (Continued)
    KB Financial Group, Inc.                                  27,100 $  858,565             0.1%
    KB Financial Group, Inc. ADR                              47,792  1,506,882             0.2%
    KB Insurance Co., Ltd.                                    22,704    527,658             0.1%
*   KC Cottrell Co., Ltd.                                      2,610     18,041             0.0%
    KC Green Holdings Co., Ltd.                                5,270     44,615             0.0%
#   KC Tech Co., Ltd.                                          8,788     73,870             0.0%
    KCC Corp.                                                    282    100,610             0.0%
    KCC Engineering & Construction Co., Ltd.                   4,872     34,576             0.0%
#*  KCP Co., Ltd.                                              4,719    128,603             0.0%
*   KEC Corp.                                                  5,232      5,216             0.0%
    KEPCO Engineering & Construction Co., Inc.                 1,082     32,343             0.0%
    KEPCO Plant Service & Engineering Co., Ltd.                4,724    430,256             0.1%
    Keyang Electric Machinery Co., Ltd.                        3,516     14,918             0.0%
#*  KEYEAST Co., Ltd.                                         13,610     48,690             0.0%
    KG Chemical Corp.                                          2,680     37,696             0.0%
    KG Eco Technology Service Co., Ltd.                        1,015      3,501             0.0%
#   KGMobilians Co., Ltd.                                      4,423     58,826             0.0%
#   KH Vatec Co., Ltd.                                         7,375    129,625             0.0%
    KISCO Corp.                                                1,340     56,746             0.0%
    KISCO Holdings Co., Ltd.                                      63      3,285             0.0%
    Kishin Corp.                                                 757      5,001             0.0%
    KISWIRE, Ltd.                                              3,350    121,069             0.0%
    KIWOOM Securities Co., Ltd.                                3,302    169,081             0.0%
*   KMH Co., Ltd.                                              4,639     43,872             0.0%
#*  KMW Co., Ltd.                                              4,421     28,049             0.0%
    Koentec Co., Ltd.                                         13,257     32,691             0.0%
    Koh Young Technology, Inc.                                 4,480    130,376             0.0%
#   Kolao Holdings                                             4,818     57,200             0.0%
    Kolon Corp.                                                1,151     64,365             0.0%
    Kolon Industries, Inc.                                     7,466    405,617             0.1%
#   Kolon Life Science, Inc.                                   1,055    149,183             0.0%
    KONA I Co., Ltd.                                           4,582    146,534             0.0%
    Korea Cast Iron Pipe Industries Co., Ltd.                  1,683     19,031             0.0%
    Korea Circuit Co., Ltd.                                    7,389     71,277             0.0%
    Korea District Heating Corp.                               1,606     87,224             0.0%
    Korea Electric Power Corp.                                15,780    710,488             0.1%
    Korea Electric Power Corp. Sponsored ADR                  56,037  1,255,229             0.2%
    Korea Electric Terminal Co., Ltd.                          1,985    171,561             0.0%
#   Korea Electronic Certification Authority, Inc.             4,271     32,345             0.0%
    Korea Electronic Power Industrial Development Co., Ltd.    5,312     21,826             0.0%
    Korea Flange Co., Ltd.                                     2,351     28,624             0.0%
    Korea Gas Corp.                                            9,730    362,287             0.1%
#*  Korea Information & Communications Co, Ltd.                3,785     45,912             0.0%
    Korea Investment Holdings Co., Ltd.                       11,215    597,105             0.1%
#   Korea Kolmar Co., Ltd.                                     4,975    390,174             0.1%
    Korea Kolmar Holdings Co., Ltd.                            1,344     77,835             0.0%
#*  Korea Line Corp.                                           6,199    109,530             0.0%
#   Korea PetroChemical Ind Co., Ltd.                          1,020    157,740             0.0%
    Korea United Pharm, Inc.                                   2,571     41,998             0.0%
#   Korea Zinc Co., Ltd.                                       1,495    621,276             0.1%
*   Korean Air Lines Co., Ltd.                                 9,660    260,955             0.0%
    Korean Reinsurance Co.                                    33,660    401,300             0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
SOUTH KOREA -- (Continued)
    Kortek Corp.                                                2,429 $   28,590             0.0%
    KPX Chemical Co., Ltd.                                        618     30,819             0.0%
*   KT Corp.                                                    2,060     53,366             0.0%
#*  KT Corp. Sponsored ADR                                     50,580    663,610             0.1%
*   KT Hitel Co., Ltd.                                          1,730     13,491             0.0%
    KT Skylife Co., Ltd.                                        9,626    157,547             0.0%
#*  KTB Investment & Securities Co., Ltd.                      28,137     62,371             0.0%
    Kukdo Chemical Co., Ltd.                                    1,317     70,697             0.0%
    Kukdong Oil & Chemicals Co., Ltd.                             505     13,721             0.0%
*   Kumho Electric Co., Ltd.                                    1,900     29,162             0.0%
    Kumho Petrochemical Co., Ltd.                               2,725    138,178             0.0%
#*  Kumho Tire Co., Inc.                                       45,837    276,894             0.1%
    Kumkang Kind Co., Ltd.                                        967     52,736             0.0%
    Kunsul Chemical Industrial Co., Ltd.                        1,359     53,000             0.0%
    Kwang Dong Pharmaceutical Co., Ltd.                         7,288     74,214             0.0%
#*  Kwang Myung Electric Engineering Co., Ltd.                 10,100     22,046             0.0%
*   Kwangju Bank                                                9,756     69,542             0.0%
*   Kyeryong Construction Industrial Co., Ltd.                  1,581     13,255             0.0%
#   Kyobo Securities Co., Ltd.                                 11,174     95,810             0.0%
#   Kyung Dong Navien Co., Ltd.                                 1,630     53,949             0.0%
#   Kyung-In Synthetic Corp.                                    3,940     13,719             0.0%
#   Kyungbang, Ltd.                                               283     47,709             0.0%
    Kyungchang Industrial Co., Ltd.                             7,192     43,349             0.0%
    KyungDong City Gas Co., Ltd.                                  888     82,056             0.0%
    Kyungdong Pharm Co., Ltd.                                   2,090     39,953             0.0%
#*  LB Semicon, Inc.                                           16,693     21,470             0.0%
#   LEENO Industrial, Inc.                                      4,085    156,436             0.0%
    LF Corp.                                                    7,256    201,065             0.0%
    LG Chem, Ltd.                                               6,464  1,718,397             0.2%
    LG Display Co., Ltd.                                       36,833    699,720             0.1%
    LG Display Co., Ltd. ADR                                  172,648  1,640,156             0.2%
#   LG Hausys, Ltd.                                             2,707    402,048             0.1%
    LG Household & Health Care, Ltd.                            2,027  1,677,288             0.2%
#   LG Innotek Co., Ltd.                                        6,283    508,034             0.1%
#   LG International Corp.                                     13,208    403,378             0.1%
#*  LG Life Sciences, Ltd.                                      2,276    122,378             0.0%
    LG Uplus Corp.                                            108,252  1,037,510             0.1%
    LMS Co., Ltd.                                               3,047     27,449             0.0%
    Lock&Lock Co., Ltd.                                         2,398     25,675             0.0%
    Loen Entertainment, Inc.                                      264     18,074             0.0%
    Lotte Chemical Corp.                                        3,427    719,494             0.1%
    Lotte Confectionery Co., Ltd.                                 197    343,658             0.1%
    Lotte Food Co., Ltd.                                          203    159,727             0.0%
    LOTTE Himart Co., Ltd.                                      3,359    171,320             0.0%
#*  Lotte Non-Life Insurance Co., Ltd.                         29,631     73,374             0.0%
    Lotte Shopping Co., Ltd.                                    2,486    503,664             0.1%
#   LS Corp.                                                    8,003    270,268             0.0%
#   Lumens Co., Ltd.                                           25,336     90,788             0.0%
    Macquarie Korea Infrastructure Fund                        98,886    693,775             0.1%
#*  Macrogen, Inc.                                              2,610     86,803             0.0%
    Maeil Dairy Industry Co., Ltd.                              2,055     70,274             0.0%
    Mando Corp.                                                 1,781    231,693             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
SOUTH KOREA -- (Continued)
    Mcnex Co., Ltd.                                            1,078 $   26,411             0.0%
    MDS Technology Co., Ltd.                                   1,077     22,308             0.0%
    Medy-Tox, Inc.                                               909    386,029             0.1%
    MegaStudy Co., Ltd.                                        1,272     50,024             0.0%
*   MegaStudyEdu Co., Ltd.                                       693     38,868             0.0%
#*  Melfas, Inc.                                               8,686     37,619             0.0%
#   Meritz Finance Group, Inc.                                14,701    188,776             0.0%
#   Meritz Fire & Marine Insurance Co., Ltd.                  33,955    479,274             0.1%
    Meritz Securities Co., Ltd.                               72,376    321,930             0.1%
#   Mirae Asset Securities Co., Ltd.                           9,837    219,469             0.0%
*   Miwon Specialty Chemical Co., Ltd.                            84     23,581             0.0%
    MK Electron Co., Ltd.                                      3,143     19,354             0.0%
*   MNTech Co., Ltd.                                           4,699     26,241             0.0%
    Modetour Network, Inc.                                     3,499    111,743             0.0%
*   Monalisa Co., Ltd.                                         4,836     22,111             0.0%
    Moorim P&P Co., Ltd.                                      11,756     55,375             0.0%
*   Moorim Paper Co., Ltd.                                     5,772     17,883             0.0%
    Motonic Corp.                                              2,770     30,621             0.0%
    Namhae Chemical Corp.                                      4,178     36,745             0.0%
*   Namsun Aluminum Co., Ltd.                                  9,779     10,219             0.0%
    Namyang Dairy Products Co., Ltd.                              18     13,273             0.0%
    Nanos Co., Ltd.                                              614      4,146             0.0%
*   Naturalendo Tech Co., Ltd.                                 2,765     55,779             0.0%
    NAVER Corp.                                                4,974  2,611,722             0.3%
    NCSoft Corp.                                               3,539    586,846             0.1%
#*  Neowiz Games Corp.                                         6,687    106,365             0.0%
*   NEPES Corp.                                               10,486     61,227             0.0%
    Nexen Corp.                                                  995     73,754             0.0%
    Nexen Tire Corp.                                          18,210    210,741             0.0%
#*  Nexolon Co., Ltd.                                          3,343      3,288             0.0%
#*  Nexon GT Co., Ltd.                                         5,925     72,375             0.0%
    NH Investment & Securities Co., Ltd.                      34,446    302,650             0.1%
#*  NHN Entertainment Corp.                                    3,048    148,071             0.0%
    NICE Holdings Co., Ltd.                                    9,254    206,262             0.0%
#   NICE Information Service Co., Ltd.                        21,377    222,820             0.0%
#   NK Co., Ltd.                                               3,712     18,823             0.0%
    Nong Shim Holdings Co., Ltd.                                 910    119,492             0.0%
    Nong Woo Bio Co., Ltd.                                     2,138     40,893             0.0%
    NongShim Co., Ltd.                                         1,156    373,581             0.1%
    Noroo Holdings Co., Ltd.                                   1,493     37,564             0.0%
    NOROO Paint & Coatings Co., Ltd.                           3,900     37,172             0.0%
    NPC                                                          363      2,319             0.0%
#   OCI Co., Ltd.                                              5,262    377,337             0.1%
    OCI Materials Co., Ltd.                                    2,306    186,860             0.0%
#*  OPTRON-TEC, Inc.                                           5,461     25,755             0.0%
#   Orion Corp.                                                  807    678,484             0.1%
*   Osstem Implant Co., Ltd.                                   4,499    262,713             0.0%
    Ottogi Corp.                                                 253    232,400             0.0%
*   Paik Kwang Industrial Co., Ltd.                            3,418      7,714             0.0%
*   Pan Ocean Co., Ltd.                                        1,502      5,285             0.0%
    Pan-Pacific Co., Ltd.                                      8,935     33,292             0.0%
#*  PaperCorea, Inc.                                          55,279     48,579             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------ ----------- ---------------
SOUTH KOREA -- (Continued)
#   Partron Co., Ltd.                                         21,564 $   184,897             0.0%
*   Paru Co., Ltd.                                             4,576      17,712             0.0%
#*  Posco M-Tech Co., Ltd.                                    17,041      35,602             0.0%
*   Power Logics Co., Ltd.                                    10,464      35,191             0.0%
    PSK, Inc.                                                  1,006       8,982             0.0%
    Pulmuone Co., Ltd.                                           425      69,003             0.0%
    Pyeong Hwa Automotive Co., Ltd.                            5,629      71,867             0.0%
#*  Redrover Co., Ltd.                                         8,113      58,362             0.0%
    RFsemi Technologies, Inc.                                  3,027      19,493             0.0%
    RFTech Co., Ltd.                                           2,754      19,315             0.0%
    Romanson Co., Ltd.                                         1,768      17,503             0.0%
*   S&C Engine Group, Ltd.                                    29,984      45,614             0.0%
    S&T Corp.                                                    165       3,542             0.0%
    S&T Holdings Co., Ltd.                                     1,841      42,798             0.0%
    S&T Motiv Co., Ltd.                                        3,016     192,325             0.0%
    S-1 Corp.                                                  3,773     327,591             0.1%
    S-Energy Co., Ltd.                                         3,611      23,935             0.0%
*   S-MAC Co., Ltd.                                            6,155      19,886             0.0%
    S-Oil Corp.                                                8,108     484,915             0.1%
*   Sajo Industries Co., Ltd.                                  1,099      65,837             0.0%
*   SAJOHAEPYO Corp.                                             466       6,639             0.0%
    Sam Yung Trading Co., Ltd.                                 2,370      47,814             0.0%
    Samchully Co., Ltd.                                        1,080      96,951             0.0%
    Samchuly Bicycle Co., Ltd.                                   680      11,109             0.0%
    Samho Development Co., Ltd.                                6,107      18,235             0.0%
*   Samho International Co., Ltd.                              2,508      38,665             0.0%
    SAMHWA Paints Industrial Co., Ltd.                         3,040      35,599             0.0%
#   Samick Musical Instruments Co., Ltd.                      14,805      52,477             0.0%
    Samick THK Co., Ltd.                                       4,280      32,040             0.0%
    Samjin Pharmaceutical Co., Ltd.                            3,303      70,573             0.0%
    Samkwang Glass                                               673      56,423             0.0%
    Samlip General Foods Co., Ltd.                               861     212,256             0.0%
    Samsung Card Co., Ltd.                                     4,596     155,307             0.0%
#   Samsung Electro-Mechanics Co., Ltd.                       16,893     961,414             0.1%
    Samsung Electronics Co., Ltd.                             19,890  23,856,573             2.5%
    Samsung Electronics Co., Ltd. GDR                         16,921  10,109,769             1.1%
#*  Samsung Engineering Co., Ltd.                              3,766      59,766             0.0%
#   Samsung Fine Chemicals Co., Ltd.                           7,369     242,159             0.0%
    Samsung Fire & Marine Insurance Co., Ltd.                 10,006   2,806,215             0.3%
#   Samsung Heavy Industries Co., Ltd.                        49,503     574,327             0.1%
    Samsung Life Insurance Co., Ltd.                          11,670   1,114,230             0.1%
    Samsung SDI Co., Ltd.                                      9,370     872,154             0.1%
    Samsung Securities Co., Ltd.                              17,171     722,347             0.1%
*   SAMT Co., Ltd.                                             7,876      14,816             0.0%
    Samyang Holdings Corp.                                     1,484     207,801             0.0%
    Samyang Tongsang Co., Ltd.                                   241      10,715             0.0%
*   Samyoung Chemical Co., Ltd.                                6,670      10,457             0.0%
#*  Sangbo Corp.                                               5,778      24,756             0.0%
    Sangsin Brake                                                245       1,517             0.0%
#*  Sansung Life & Science Co., Ltd.                           2,557      84,174             0.0%
    SBS Contents Hub Co., Ltd.                                 1,410      19,435             0.0%
    SBS Media Holdings Co., Ltd.                              22,546      76,866             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  SBW                                                        32,700 $   93,187             0.0%
    Seah Besteel Corp.                                          6,200    155,913             0.0%
    SeAH Holdings Corp.                                           419     64,254             0.0%
    SeAH Steel Corp.                                            1,827    102,252             0.0%
    Sebang Co., Ltd.                                            5,070     79,669             0.0%
#*  Seegene, Inc.                                               1,896     65,479             0.0%
    Sejong Industrial Co., Ltd.                                 6,842     66,093             0.0%
    Sekonix Co., Ltd.                                             275      4,464             0.0%
    Sempio Foods Co.                                              710     25,046             0.0%
#*  Seobu T&D                                                   4,048     79,936             0.0%
    Seohan Co., Ltd.                                           12,196     22,312             0.0%
*   Seohee Construction Co., Ltd.                              48,053     45,845             0.0%
#*  Seoul Semiconductor Co., Ltd.                              15,450    256,371             0.0%
    SEOWONINTECH Co., Ltd.                                      4,409     51,668             0.0%
    Seoyon Co., Ltd.                                            6,326     67,876             0.0%
#*  Sewon Cellontech Co., Ltd.                                  9,450     33,668             0.0%
    Sewon Precision Industry Co., Ltd.                          1,917     40,898             0.0%
#   SEWOONMEDICAL Co., Ltd.                                    10,144     56,304             0.0%
    SFA Engineering Corp.                                       2,564     98,224             0.0%
#*  SG Corp.                                                   77,870     87,073             0.0%
    SH Energy & Chemical Co., Ltd.                             45,156     62,947             0.0%
    Shin-heung Machine Co., Ltd.                                1,336      8,660             0.0%
    Shinhan Financial Group Co., Ltd.                          38,789  1,480,392             0.2%
    Shinhan Financial Group Co., Ltd. ADR                      24,568    942,183             0.1%
    Shinsegae Co., Ltd.                                         2,897    589,463             0.1%
*   Shinsegae Engineering & Construction Co., Ltd.              1,168     50,671             0.0%
    Shinsegae Information & Communication Co., Ltd.               372     39,140             0.0%
    Shinsegae International Co., Ltd.                             432     41,930             0.0%
#*  Shinsung Solar Energy Co., Ltd.                            31,936     40,682             0.0%
*   Shinsung Tongsang Co., Ltd.                                52,297     87,502             0.0%
*   Shinwha Intertek Corp.                                      7,862     16,537             0.0%
*   Shinwon Corp.                                              19,797     32,774             0.0%
*   SHOWBOX Corp.                                               7,238     44,784             0.0%
*   Signetics Corp.                                            17,527     24,019             0.0%
    SIGONG TECH Co., Ltd.                                       6,507     37,320             0.0%
    Silicon Works Co., Ltd.                                     3,521    104,703             0.0%
    Silla Co., Ltd.                                             3,715     56,447             0.0%
*   SIMMTECH Co., Ltd.                                          5,503     38,471             0.0%
*   SIMMTECH HOLDINGS Co., Ltd.                                 4,691     12,713             0.0%
    SIMPAC, Inc.                                                5,344     30,158             0.0%
    SJM Co., Ltd.                                               3,600     20,921             0.0%
#   SK Chemicals Co., Ltd.                                      5,007    295,705             0.1%
#*  SK Communications Co., Ltd.                                 4,426     31,420             0.0%
#   SK Gas, Ltd.                                                1,812    135,045             0.0%
    SK Holdings Co., Ltd.                                       9,472  2,214,086             0.3%
    SK Hynix, Inc.                                            137,784  3,687,406             0.4%
*   SK Innovation Co., Ltd.                                    12,572  1,303,571             0.2%
    SK Networks Co., Ltd.                                      38,009    235,775             0.0%
#*  SK Securities Co., Ltd.                                    90,181     92,160             0.0%
    SK Telecom Co., Ltd.                                        1,994    422,254             0.1%
    SKC Co., Ltd.                                               7,966    267,365             0.0%
    SL Corp.                                                    6,142     91,341             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
SOUTH KOREA -- (Continued)
#*  SM Culture & Contents Co., Ltd.                           13,542 $ 30,130             0.0%
#*  SM Entertainment Co.                                       5,480  219,536             0.0%
*   Solborn, Inc.                                              3,048   17,985             0.0%
    Solid, Inc.                                                6,454   35,584             0.0%
    Songwon Industrial Co., Ltd.                               6,210   59,692             0.0%
    Soulbrain Co., Ltd.                                        3,122  108,728             0.0%
*   Ssangyong Cement Industrial Co., Ltd.                      6,149   97,191             0.0%
#*  STS Semiconductor & Telecommunications                    25,047   59,822             0.0%
*   STX Corp.                                                  1,655    5,720             0.0%
*   STX Engine Co., Ltd.                                       1,164    9,605             0.0%
#   Suheung Co., Ltd.                                          1,935   84,310             0.0%
#   Sunchang Corp.                                             3,976   58,715             0.0%
    Sung Kwang Bend Co., Ltd.                                  8,934   73,388             0.0%
*   Sungchang Enterprise Holdings, Ltd.                        1,980   50,935             0.0%
*   Sungshin Cement Co., Ltd.                                  7,455   74,056             0.0%
    Sungwoo Hitech Co., Ltd.                                  18,826  145,595             0.0%
    Sunjin Co., Ltd.                                           1,592   38,949             0.0%
*   Suprema, Inc.                                              2,939   53,107             0.0%
*   Synopex, Inc.                                             28,253   40,221             0.0%
    Taekwang Industrial Co., Ltd.                                175  170,331             0.0%
*   Taewoong Co., Ltd.                                         5,397   70,714             0.0%
*   Taeyoung Engineering & Construction Co., Ltd.             18,899   97,361             0.0%
*   Taihan Textile Co., Ltd.                                      62    3,708             0.0%
    Tailim Packaging Industrial Co., Ltd.                     15,780   44,120             0.0%
#   TechWing, Inc.                                             5,460   47,312             0.0%
*   Tera Semicon Co., Ltd.                                       573    9,139             0.0%
    TES Co., Ltd.                                              2,924   31,105             0.0%
*   TK Chemical Corp.                                         26,714   61,342             0.0%
#*  TK Corp.                                                   8,295   82,010             0.0%
    Tokai Carbon Korea Co., Ltd.                                 717   14,577             0.0%
    Tongyang Life Insurance Co, Ltd.                          17,497  213,962             0.0%
*   Top Engineering Co., Ltd.                                  3,447   15,160             0.0%
#   Toptec Co., Ltd.                                           2,868   84,227             0.0%
    Tovis Co., Ltd.                                            8,227   72,234             0.0%
    TS Corp.                                                   1,940   38,266             0.0%
*   UBCare Co., Ltd.                                           3,672   13,606             0.0%
    Ubiquoss, Inc.                                             4,502   56,889             0.0%
*   Ubivelox, Inc.                                             1,255   19,709             0.0%
    Uju Electronics Co., Ltd.                                  3,162   39,512             0.0%
    Unid Co., Ltd.                                             2,292  102,598             0.0%
    Uniquest Corp.                                             2,220    8,031             0.0%
*   Unison Co., Ltd.(6195256)                                  4,587    8,738             0.0%
    Unison Co., Ltd.()                                         1,448      718             0.0%
#   Value Added Technologies Co., Ltd.                         3,058  104,090             0.0%
    Vieworks Co., Ltd.                                         3,242  108,821             0.0%
#   Visang Education, Inc.                                     4,557   35,140             0.0%
#*  Webzen, Inc.                                               5,851  166,199             0.0%
*   WeMade Entertainment Co., Ltd.                             1,072   42,916             0.0%
    Whanin Pharmaceutical Co., Ltd.                              386    6,981             0.0%
    WillBes & Co. (The)                                       16,224   32,996             0.0%
    Winix, Inc.                                                2,076   21,555             0.0%
    WiSoL Co., Ltd.                                            5,829   82,466             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                              SHARES    VALUE++    OF NET ASSETS**
                                                              ------- ------------ ---------------
SOUTH KOREA -- (Continued)
*   WIZIT Co., Ltd.                                             9,117 $     14,465             0.0%
*   WONIK CUBE Corp.                                            3,316        7,122             0.0%
#*  Wonik IPS Co., Ltd.                                        25,457      209,808             0.0%
#*  Wonik Materials Co., Ltd.                                     810       41,298             0.0%
*   Wonik QnC Corp.                                               613        8,535             0.0%
*   Woojeon & Handan Co., Ltd.                                  8,429       10,026             0.0%
*   Woongjin Co., Ltd.                                         13,323       35,120             0.0%
#*  Woongjin Energy Co., Ltd.                                  14,020       19,001             0.0%
*   Woongjin Thinkbig Co., Ltd.                                 7,573       54,244             0.0%
    Wooree ETI Co., Ltd.                                       15,808       40,209             0.0%
    Woori Bank                                                 48,068      416,969             0.1%
    Woori Bank Sponsored ADR                                    3,029       78,572             0.0%
#*  Woori Investment Bank Co., Ltd.                           291,324      155,717             0.0%
    Y G-1 Co., Ltd.                                             5,966       57,351             0.0%
    YeaRimDang Publishing Co., Ltd.                             3,338       15,068             0.0%
    YESCO Co., Ltd.                                               510       16,727             0.0%
#   YG Entertainment, Inc.                                      2,213       87,988             0.0%
    Yoosung Enterprise Co., Ltd.                               10,361       37,952             0.0%
    Youlchon Chemical Co., Ltd.                                 3,560       38,527             0.0%
#   Young Heung Iron & Steel Co., Ltd.                         13,310       23,427             0.0%
    Young Poong Corp.                                             101      110,904             0.0%
    Young Poong Precision Corp.                                 6,555       53,438             0.0%
#   Youngone Corp.                                              6,998      293,313             0.1%
    Youngone Holdings Co., Ltd.                                 2,290      144,304             0.0%
*   Yuanta Securities Korea Co., Ltd.                           4,761       16,553             0.0%
                                                                      ------------            ----
TOTAL SOUTH KOREA                                                      145,795,530            15.2%
                                                                      ------------            ----

SPAIN -- (0.0%)
    Banco Santander SA Sponsored ADR                                1            3             0.0%
                                                                      ------------            ----

TAIWAN -- (14.1%)
#   A-DATA Technology Co., Ltd.                               104,605      107,912             0.0%
*   Ability Enterprise Co., Ltd.                              225,892      124,947             0.0%
#   AcBel Polytech, Inc.                                      198,685      140,384             0.0%
    Accton Technology Corp.                                   246,858      154,538             0.0%
#*  Acer, Inc.                                                990,287      419,865             0.1%
    ACES Electronic Co., Ltd.                                  58,000       46,527             0.0%
    ACHEM TECHNOLOGY Corp.                                     93,526       38,582             0.0%
*   Acme Electronics Corp.                                     26,000       12,725             0.0%
    Acter Co., Ltd.                                            13,000       37,681             0.0%
*   Action Electronics Co., Ltd.                               45,408        6,489             0.0%
#   Actron Technology Corp.                                    33,000      113,579             0.0%
#   Adlink Technology, Inc.                                    36,765       98,658             0.0%
    Advanced Ceramic X Corp.                                   17,000      106,203             0.0%
*   Advanced Connectek, Inc.                                  122,000       29,302             0.0%
    Advanced International Multitech Co., Ltd.                 42,000       27,032             0.0%
    Advanced Power Electronics Corp.                            8,991        8,556             0.0%
    Advanced Semiconductor Engineering, Inc.                  617,774      713,192             0.1%
    Advanced Semiconductor Engineering, Inc. ADR              165,684      951,026             0.1%
#   Advanced Wireless Semiconductor Co.                        58,000      138,796             0.0%
    Advancetek Enterprise Co., Ltd.                            87,580       49,920             0.0%
    Advantech Co., Ltd.                                        60,555      433,676             0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
TAIWAN -- (Continued)
#*  AGV Products Corp.                                          283,914 $   59,629             0.0%
#   Airtac International Group                                   43,450    225,325             0.0%
    Alcor Micro Corp.                                            17,000     11,291             0.0%
    ALI Corp.                                                   157,000     80,380             0.0%
    Alltek Technology Corp.                                      24,150     18,292             0.0%
    Alpha Networks, Inc.                                        130,500     75,289             0.0%
#   Altek Corp.                                                 117,727     97,896             0.0%
    Ambassador Hotel (The)                                       50,000     43,070             0.0%
    AMPOC Far-East Co., Ltd.                                     31,000     19,721             0.0%
#   AmTRAN Technology Co., Ltd.                                 286,907    145,186             0.0%
    Anpec Electronics Corp.                                      53,454     33,901             0.0%
    Apacer Technology, Inc.                                      82,846     47,818             0.0%
    APCB, Inc.                                                   70,000     29,345             0.0%
    Apex Biotechnology Corp.                                     35,477     46,083             0.0%
#   Apex International Co., Ltd.                                 49,710     64,274             0.0%
    Apex Medical Corp.                                           21,000     27,439             0.0%
    Apex Science & Engineering                                   68,848     20,081             0.0%
    Arcadyan Technology Corp.                                    51,859     51,523             0.0%
    Ardentec Corp.                                              199,417    151,312             0.0%
*   Arima Communications Corp.                                  106,087     29,407             0.0%
    Asia Cement Corp.                                           399,696    415,130             0.1%
*   Asia Optical Co., Inc.                                      132,000    125,752             0.0%
    Asia Plastic Recycling Holding, Ltd.                         70,377     49,833             0.0%
    Asia Polymer Corp.                                          154,560     89,525             0.0%
#   Asia Vital Components Co., Ltd.                             148,278    119,358             0.0%
    ASMedia Technology, Inc.                                      4,000     20,684             0.0%
    ASPEED Technology, Inc.                                       9,599    106,297             0.0%
    ASROCK, Inc.                                                 20,000     29,301             0.0%
    Asustek Computer, Inc.                                      133,996  1,199,183             0.1%
    Aten International Co., Ltd.                                 39,000     86,601             0.0%
#   AU Optronics Corp.                                        3,684,000  1,083,672             0.1%
    AU Optronics Corp. Sponsored ADR                             78,775    227,660             0.0%
    Audix Corp.                                                  52,800     57,078             0.0%
#   Aurora Corp.                                                 33,693     53,120             0.0%
    AV Tech Corp.                                                10,000      8,246             0.0%
    Avermedia Technologies                                       55,690     17,607             0.0%
#*  Avision, Inc.                                                64,693     14,591             0.0%
#   AVY Precision Technology, Inc.                               37,060     62,477             0.0%
    Awea Mechantronic Co., Ltd.                                  12,600     11,281             0.0%
    Bank of Kaohsiung Co., Ltd.                                 141,479     38,706             0.0%
#   BenQ Materials Corp.                                         87,000     62,184             0.0%
    BES Engineering Corp.                                       788,000    185,566             0.0%
    Bionime Corp.                                                 7,000     11,451             0.0%
*   Biostar Microtech International Corp.                        73,000     15,881             0.0%
    Bioteque Corp.                                               12,010     44,486             0.0%
#   Bizlink Holding, Inc.                                        39,098    175,851             0.0%
#   Boardtek Electronics Corp.                                   63,000     77,936             0.0%
    Bright Led Electronics Corp.                                 76,100     24,160             0.0%
    C Sun Manufacturing, Ltd.                                    68,000     31,523             0.0%
    Capital Securities Corp.                                    944,731    280,522             0.1%
#   Career Technology MFG. Co., Ltd.                            156,000    127,167             0.0%
*   Carnival Industrial Corp.                                    65,000     11,743             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
TAIWAN -- (Continued)
    Casetek Holdings, Ltd.                                       36,000 $  157,588             0.0%
    Catcher Technology Co., Ltd.                                162,509  1,594,867             0.2%
    Cathay Financial Holding Co., Ltd.                        1,337,125  1,904,594             0.2%
    Cathay Real Estate Development Co., Ltd.                    381,000    164,448             0.0%
    Chailease Holding Co., Ltd.                                  92,000    175,635             0.0%
    ChainQui Construction Development Co., Ltd.                  48,000     33,183             0.0%
*   Champion Building Materials Co., Ltd.                       168,000     36,181             0.0%
#   Chang Hwa Commercial Bank, Ltd.                           1,073,293    557,100             0.1%
    Chang Wah Electromaterials, Inc.                             17,249     43,889             0.0%
    Channel Well Technology Co., Ltd.                            54,000     29,366             0.0%
    Charoen Pokphand Enterprise                                  83,160     56,276             0.0%
    Chaun-Choung Technology Corp.                                37,000     86,344             0.0%
    CHC Resources Corp.                                          27,618     54,393             0.0%
    Chen Full International Co., Ltd.                            46,000     73,196             0.0%
    Chenbro Micom Co., Ltd.                                      37,000     42,561             0.0%
    Cheng Loong Corp.                                           444,480    157,271             0.0%
#   Cheng Shin Rubber Industry Co., Ltd.                        441,808    799,939             0.1%
#   Cheng Uei Precision Industry Co., Ltd.                      234,159    342,080             0.1%
*   Chenming Mold Industry Corp.                                 41,000     25,863             0.0%
    Chia Chang Co., Ltd.                                         89,000     66,231             0.0%
    Chicony Electronics Co., Ltd.                               169,575    403,602             0.1%
    Chien Kuo Construction Co., Ltd.                            138,675     42,074             0.0%
    Chilisin Electronics Corp.                                   50,324     71,873             0.0%
    Chime Ball Technology Co., Ltd.                               9,000     16,955             0.0%
#   Chimei Materials Technology Corp.                           155,250    108,648             0.0%
    Chin-Poon Industrial Co., Ltd.                              171,113    230,029             0.0%
*   China Airlines, Ltd.                                      1,153,062    412,778             0.1%
    China Bills Finance Corp.                                   127,000     44,037             0.0%
    China Chemical & Pharmaceutical Co., Ltd.                   125,000     71,494             0.0%
#   China Development Financial Holding Corp.                 2,682,579    720,773             0.1%
    China Ecotek Corp.                                           10,000     18,755             0.0%
*   China Electric Manufacturing Corp.                          103,000     26,107             0.0%
    China General Plastics Corp.                                170,872     75,255             0.0%
    China Glaze Co., Ltd.                                        61,000     19,703             0.0%
    China Life Insurance Co., Ltd.                              909,002    750,032             0.1%
    China Metal Products                                        136,190    121,879             0.0%
#*  China Petrochemical Development Corp.                     1,132,092    288,019             0.1%
#   China Steel Chemical Corp.                                   55,227    208,976             0.0%
#   China Steel Corp.                                         1,794,940  1,084,950             0.1%
    China Steel Structure Co., Ltd.                              36,000     21,174             0.0%
    China Synthetic Rubber Corp.                                253,681    187,138             0.0%
*   China Wire & Cable Co., Ltd.                                 27,000      9,809             0.0%
    Chinese Maritime Transport, Ltd.                             33,000     23,085             0.0%
    Chipbond Technology Corp.                                   221,000    314,516             0.1%
    Chlitina Holding, Ltd.                                        8,000     65,208             0.0%
    Chong Hong Construction Co., Ltd.                            58,361     82,659             0.0%
    Chroma ATE, Inc.                                             73,466    130,949             0.0%
    Chun YU Works & Co., Ltd.                                   122,000     52,566             0.0%
    Chun Yuan Steel                                             207,999     61,713             0.0%
    Chung Hsin Electric & Machinery Manufacturing Corp.         212,000    113,395             0.0%
*   Chung Hung Steel Corp.                                      438,889     66,163             0.0%
    Chung Hwa Pulp Corp.                                        206,246     63,164             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
TAIWAN -- (Continued)
    Chunghwa Telecom Co., Ltd.                                  190,800 $  584,584             0.1%
    Chunghwa Telecom Co., Ltd. ADR                               35,415  1,085,116             0.1%
#   Chyang Sheng Dyeing & Finishing Co., Ltd.                    53,000     25,640             0.0%
    Cleanaway Co., Ltd.                                          21,000    103,170             0.0%
    Clevo Co.                                                   232,869    250,967             0.0%
*   CMC Magnetics Corp.                                       1,061,642    127,362             0.0%
*   CoAsia Microelectronics Corp.                                63,000     47,193             0.0%
    Collins Co., Ltd.                                            47,770     18,299             0.0%
    Compal Electronics, Inc.                                  1,666,086  1,036,189             0.1%
#   Compeq Manufacturing Co., Ltd.                              509,000    333,611             0.1%
*   Concord Securities Co., Ltd.                                276,000     55,626             0.0%
*   Continental Holdings Corp.                                  229,250     75,210             0.0%
#   Coretronic Corp.                                            292,000    269,006             0.1%
    Cowealth Medical Holding Co., Ltd.                            6,000     13,224             0.0%
    Coxon Precise Industrial Co., Ltd.                           59,000    105,303             0.0%
#   Crystalwise Technology, Inc.                                 59,115     23,244             0.0%
#   CSBC Corp. Taiwan                                           235,440     99,654             0.0%
    CTBC Financial Holding Co., Ltd.                          2,793,160  1,530,250             0.2%
#   CTCI Corp.                                                  145,555    189,489             0.0%
#   Cub Elecparts, Inc.                                          13,663    171,295             0.0%
    CviLux Corp.                                                 39,329     34,755             0.0%
    Cyberlink Corp.                                              23,356     49,881             0.0%
    CyberPower Systems, Inc.                                     16,000     49,772             0.0%
    CyberTAN Technology, Inc.                                   139,576     72,956             0.0%
*   D-Link Corp.                                                419,148    133,141             0.0%
    DA CIN Construction Co., Ltd.                                71,000     32,154             0.0%
    Da-Li Development Co., Ltd.                                  77,356     50,615             0.0%
    Dafeng TV, Ltd.                                               9,130     14,906             0.0%
#*  Danen Technology Corp.                                      188,000     46,246             0.0%
    Darfon Electronics Corp.                                    109,000     56,835             0.0%
    Darwin Precisions Corp.                                     196,000     77,217             0.0%
#*  Delpha Construction Co., Ltd.                                60,639     32,207             0.0%
#   Delta Electronics, Inc.                                     236,521  1,202,611             0.1%
    Depo Auto Parts Ind Co., Ltd.                                48,000    160,844             0.0%
    DFI, Inc.                                                    16,460     20,325             0.0%
    Dimerco Express Corp.                                        34,000     18,607             0.0%
    Dynacolor, Inc.                                              16,000     25,906             0.0%
*   Dynamic Electronics Co., Ltd.                               146,006     42,398             0.0%
    Dynapack International Technology Corp.                      75,000    122,695             0.0%
#*  E Ink Holdings, Inc.                                        404,000    197,321             0.0%
    E-Lead Electronic Co., Ltd.                                  39,000     51,121             0.0%
    E-Life Mall Corp.                                            30,000     54,139             0.0%
#*  E-Ton Solar Tech Co., Ltd.                                  123,032     45,559             0.0%
    E.Sun Financial Holding Co., Ltd.                         1,369,129    822,887             0.1%
*   Eastern Media International Corp.                           181,406     41,958             0.0%
    Eclat Textile Co., Ltd.                                      47,096    692,682             0.1%
    Edimax Technology Co., Ltd.                                  91,044     30,924             0.0%
    Edison Opto Corp.                                            54,000     32,027             0.0%
#   Edom Technology Co., Ltd.                                    72,740     47,591             0.0%
    eGalax_eMPIA Technology, Inc.                                20,257     34,707             0.0%
#   Elan Microelectronics Corp.                                 131,370    145,022             0.0%
#   Elite Advanced Laser Corp.                                   43,200    182,191             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                               SHARES   VALUE++  OF NET ASSETS**
                                                              --------- -------- ---------------
TAIWAN -- (Continued)
    Elite Material Co., Ltd.                                    118,909 $242,952             0.0%
#   Elite Semiconductor Memory Technology, Inc.                 122,000  109,253             0.0%
    Elitegroup Computer Systems Co., Ltd.                       161,235  111,759             0.0%
#   eMemory Technology, Inc.                                     23,000  236,311             0.0%
    ENG Electric Co., Ltd.                                       56,180   28,136             0.0%
    EnTie Commercial Bank Co., Ltd.                              99,500   46,527             0.0%
*   Entire Technology Co., Ltd.                                  33,000   18,854             0.0%
*   Episil Holdings, Inc.                                        58,000   16,650             0.0%
#   Epistar Corp.                                               441,954  398,041             0.1%
    Eson Precision Ind. Co., Ltd.                                30,000   28,179             0.0%
    Eternal Materials Co., Ltd.                                 247,042  233,894             0.0%
    Etron Technology, Inc.                                      212,000   87,093             0.0%
*   Eva Airways Corp.                                           712,906  418,410             0.1%
    Everest Textile Co., Ltd.                                   127,000   63,939             0.0%
    Evergreen International Storage & Transport Corp.           285,000  118,167             0.0%
    Everlight Electronics Co., Ltd.                             170,149  258,122             0.0%
*   Everspring Industry Co., Ltd.                                30,000   21,179             0.0%
    Excelsior Medical Co., Ltd.                                  44,800   67,583             0.0%
#   Far Eastern Department Stores, Ltd.                         455,370  275,523             0.1%
    Far Eastern International Bank                            1,047,414  325,408             0.1%
    Far Eastern New Century Corp.                               672,560  611,272             0.1%
    Far EasTone Telecommunications Co., Ltd.                    408,000  885,224             0.1%
    Faraday Technology Corp.                                     63,442  103,237             0.0%
*   Farglory F T Z Investment Holding Co., Ltd.                  24,000   11,651             0.0%
    Farglory Land Development Co., Ltd.                         157,442  181,223             0.0%
    Federal Corp.                                               226,205  102,781             0.0%
    Feedback Technology Corp.                                    12,000   21,891             0.0%
    Feng Hsin Steel Co., Ltd.                                   182,550  210,569             0.0%
    Feng TAY Enterprise Co., Ltd.                               100,096  573,572             0.1%
    First Copper Technology Co., Ltd.                            36,000    8,140             0.0%
    First Financial Holding Co., Ltd.                         1,766,739  855,636             0.1%
    First Hotel                                                  71,226   42,939             0.0%
    First Insurance Co, Ltd. (The)                               93,606   37,728             0.0%
    First Steamship Co., Ltd.                                   178,595   63,921             0.0%
#   FLEXium Interconnect, Inc.                                   88,949  248,124             0.0%
    Flytech Technology Co., Ltd.                                 41,373  131,876             0.0%
#   FocalTech Systems Co., Ltd.                                  81,000   66,480             0.0%
    Formosa Advanced Technologies Co., Ltd.                      74,000   46,423             0.0%
    Formosa Chemicals & Fibre Corp.                             328,378  750,721             0.1%
    Formosa International Hotels Corp.                           16,905  116,651             0.0%
    Formosa Oilseed Processing Co., Ltd.                         67,000   47,961             0.0%
    Formosa Optical Technology Co., Ltd.                          7,000   16,449             0.0%
    Formosa Petrochemical Corp.                                 105,000  255,193             0.0%
    Formosa Plastics Corp.                                      383,134  889,114             0.1%
    Formosan Rubber Group, Inc.                                 200,000  113,207             0.0%
    Formosan Union Chemical                                      95,266   45,112             0.0%
    Fortune Electric Co., Ltd.                                   37,000   17,823             0.0%
    Founding Construction & Development Co., Ltd.                68,058   35,714             0.0%
#   Foxconn Technology Co., Ltd.                                180,373  472,449             0.1%
    Foxlink Image Technology Co., Ltd.                           63,000   34,504             0.0%
    Froch Enterprise Co., Ltd.                                   56,713   17,423             0.0%
    FSP Technology, Inc.                                         65,886   41,017             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
TAIWAN -- (Continued)
    Fubon Financial Holding Co., Ltd.                         1,089,896 $1,761,622             0.2%
    Fulgent Sun International Holding Co., Ltd.                  20,000     33,168             0.0%
    Fullerton Technology Co., Ltd.                               69,000     51,396             0.0%
    Fulltech Fiber Glass Corp.                                  117,544     37,569             0.0%
    Fwusow Industry Co., Ltd.                                    31,442     14,274             0.0%
    G Shank Enterprise Co., Ltd.                                 63,382     43,581             0.0%
#*  G Tech Optoelectronics Corp.                                 74,000     34,169             0.0%
    Gallant Precision Machining Co., Ltd.                        76,000     30,496             0.0%
#   Gamania Digital Entertainment Co., Ltd.                      43,000     60,520             0.0%
#   Gemtek Technology Corp.                                     160,574     82,299             0.0%
#*  Genesis Photonics, Inc.                                     170,520     47,632             0.0%
#*  Genius Electronic Optical Co., Ltd.                          39,071     80,421             0.0%
    GeoVision, Inc.                                              32,110     79,557             0.0%
    Getac Technology Corp.                                      197,000    134,317             0.0%
    Giant Manufacturing Co., Ltd.                                53,287    401,499             0.1%
*   Giantplus Technology Co., Ltd.                              118,000     50,816             0.0%
    Giga Solution Tech Co., Ltd.                                 54,000     34,048             0.0%
    Gigabyte Technology Co., Ltd.                               304,000    317,345             0.1%
    Gigasolar Materials Corp.                                     8,280    160,067             0.0%
#*  Gigastorage Corp.                                           154,213    120,293             0.0%
#   Ginko International Co., Ltd.                                12,000    127,555             0.0%
*   Gintech Energy Corp.                                        217,670    159,913             0.0%
*   Global Brands Manufacture, Ltd.                             101,666     22,744             0.0%
    Global Lighting Technologies, Inc.                           38,000     76,461             0.0%
    Global Mixed Mode Technology, Inc.                           29,000     53,369             0.0%
    Global Unichip Corp.                                         31,000     62,588             0.0%
    Globe Union Industrial Corp.                                128,518     60,646             0.0%
    Gloria Material Technology Corp.                            243,950    129,357             0.0%
#   Glory Science Co., Ltd.                                      32,467     48,832             0.0%
*   Gold Circuit Electronics, Ltd.                              232,263     80,809             0.0%
    Goldsun Buillding Materials Co., Ltd.                       641,730    187,362             0.0%
    Good Will Instrument Co., Ltd.                                6,533      3,298             0.0%
    Gourmet Master Co., Ltd.                                     28,000    170,128             0.0%
    Grand Ocean Retail Group, Ltd.                                9,000     10,145             0.0%
    Grand Pacific Petrochemical                                 456,000    223,295             0.0%
    Grand Plastic Technology Corp.                               10,000     52,433             0.0%
#   Grape King Bio, Ltd.                                         42,000    230,879             0.0%
    Great China Metal Industry                                   90,000     79,874             0.0%
    Great Taipei Gas Co., Ltd.                                  105,000     71,456             0.0%
    Great Wall Enterprise Co., Ltd.                             298,682    180,857             0.0%
    Greatek Electronics, Inc.                                   131,000    129,359             0.0%
#*  Green Energy Technology, Inc.                               132,537     66,598             0.0%
*   GTM Holdings Corp.                                           39,000     14,555             0.0%
    Hakers Enterprise Co., Ltd.                                   6,300     15,390             0.0%
    Hannstar Board Corp.                                        185,681     60,976             0.0%
#*  HannStar Display Corp.                                    1,489,667    194,980             0.0%
*   HannsTouch Solution, Inc.                                   225,743     35,045             0.0%
    Harvatek Corp.                                               83,052     33,398             0.0%
    Hi-Clearance, Inc.                                            5,000     13,832             0.0%
    Highwealth Construction Corp.                               278,918    410,951             0.1%
#   Hiroca Holdings, Ltd.                                        24,728     96,836             0.0%
#   HiTi Digital, Inc.                                           79,956     36,881             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
TAIWAN -- (Continued)
    Hitron Technology, Inc.                                     128,000 $   53,865             0.0%
#   Hiwin Technologies Corp.                                     54,941    305,613             0.1%
#*  Ho Tung Chemical Corp.                                      469,993    108,649             0.0%
    Hocheng Corp.                                               137,300     35,066             0.0%
    Holiday Entertainment Co., Ltd.                              25,000     42,054             0.0%
#   Holtek Semiconductor, Inc.                                   89,000    133,479             0.0%
    Holy Stone Enterprise Co., Ltd.                             103,500    104,976             0.0%
    Hon Hai Precision Industry Co., Ltd.                      3,292,545  8,751,777             0.9%
    Hon Hai Precision Industry Co., Ltd. GDR                    157,070    897,374             0.1%
    Hong TAI Electric Industrial                                 80,000     20,324             0.0%
#   Horizon Securities Co., Ltd.                                220,000     43,685             0.0%
#   Hota Industrial Manufacturing Co., Ltd.                      69,919    231,797             0.0%
#   Hotai Motor Co., Ltd.                                        50,000    583,333             0.1%
    Hsin Kuang Steel Co., Ltd.                                   92,788     39,504             0.0%
    Hsin Yung Chien Co., Ltd.                                    15,900     40,076             0.0%
#   Hu Lane Associate, Inc.                                      38,151    176,081             0.0%
*   HUA ENG Wire & Cable                                        157,000     34,622             0.0%
#   Hua Nan Financial Holdings Co., Ltd.                      1,071,237    514,795             0.1%
#   Huaku Development Co., Ltd.                                 121,465    229,934             0.0%
    Huang Hsiang Construction Corp.                              60,000     48,972             0.0%
    Hung Ching Development & Construction Co., Ltd.              68,000     35,976             0.0%
    Hung Poo Real Estate Development Corp.                      129,609     86,630             0.0%
    Hung Sheng Construction, Ltd.                               254,000    122,663             0.0%
    Huxen Corp.                                                  10,000     14,122             0.0%
#   Hwa Fong Rubber Co., Ltd.                                   144,540     58,258             0.0%
*   Hwacom Systems, Inc.                                         43,000     14,097             0.0%
    I-Chiun Precision Industry Co., Ltd.                         53,000     18,378             0.0%
    I-Sheng Electric Wire & Cable Co., Ltd.                      30,000     29,174             0.0%
#   Ibase Technology, Inc.                                       54,400     82,603             0.0%
#   Ichia Technologies, Inc.                                    168,897     96,797             0.0%
    Ideal Bike Corp.                                             68,000     37,197             0.0%
    IEI Integration Corp.                                        48,000     60,411             0.0%
    ILI Technology Corp.                                         30,748     46,582             0.0%
#   Infortrend Technology, Inc.                                 110,798     47,599             0.0%
    Innolux Corp.                                             4,060,461  1,362,189             0.2%
#*  Inotera Memories, Inc.                                    1,178,000    904,095             0.1%
    Inpaq Technology Co., Ltd.                                   45,000     35,578             0.0%
    Intai Technology Corp.                                       14,000     50,064             0.0%
    Inventec Corp.                                              924,181    529,678             0.1%
    Iron Force Industrial Co., Ltd.                              10,000     55,349             0.0%
    ITE Technology, Inc.                                         63,202     53,901             0.0%
    ITEQ Corp.                                                  118,299     81,519             0.0%
*   J Touch Corp.                                                48,000     12,342             0.0%
*   Janfusun Fancyworld Corp.                                    71,590      8,127             0.0%
    Jentech Precision Industrial Co., Ltd.                       24,000     33,601             0.0%
    Jess-Link Products Co., Ltd.                                 50,500     53,271             0.0%
    Jih Sun Financial Holdings Co., Ltd.                        780,151    176,190             0.0%
#   Johnson Health Tech Co., Ltd.                                38,948     71,418             0.0%
*   K Laser Technology, Inc.                                     55,000     24,528             0.0%
    Kang Na Hsiung Enterprise Co., Ltd.                          59,000     23,479             0.0%
*   Kao Hsing Chang Iron & Steel                                 91,000     22,851             0.0%
#   Kaori Heat Treatment Co., Ltd.                               23,983     32,634             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
TAIWAN -- (Continued)
    Kaulin Manufacturing Co., Ltd.                             60,000 $   32,422             0.0%
    KD Holding Corp.                                            6,000     29,998             0.0%
#   KEE TAI Properties Co., Ltd.                              170,226     89,541             0.0%
#   Kenda Rubber Industrial Co., Ltd.                         197,511    318,565             0.1%
    Kenmec Mechanical Engineering Co., Ltd.                    86,000     33,309             0.0%
    Kerry TJ Logistics Co., Ltd.                               82,000     98,006             0.0%
#   Kindom Construction Corp.                                 163,000     91,629             0.0%
    King Slide Works Co., Ltd.                                 16,050    210,454             0.0%
    King Yuan Electronics Co., Ltd.                           564,529    360,274             0.1%
    King's Town Bank Co., Ltd.                                408,000    324,674             0.1%
    King's Town Construction Co., Ltd.                         62,348     35,571             0.0%
    Kinik Co.                                                  64,000    112,370             0.0%
#*  Kinko Optical Co., Ltd.                                    53,000     28,017             0.0%
*   Kinpo Electronics                                         602,028    195,450             0.0%
#   Kinsus Interconnect Technology Corp.                      142,009    291,056             0.1%
    KMC Kuei Meng International, Inc.                          15,106     61,991             0.0%
    KS Terminals, Inc.                                         41,760     50,757             0.0%
    Kung Long Batteries Industrial Co., Ltd.                   32,000    118,297             0.0%
*   Kung Sing Engineering Corp.                               108,000     38,120             0.0%
#   Kuo Toong International Co., Ltd.                          89,627    100,718             0.0%
    Kuoyang Construction Co., Ltd.                            209,450     72,697             0.0%
    Kwong Fong Industries Corp.                                79,840     43,039             0.0%
#*  KYE Systems Corp.                                         140,568     43,835             0.0%
    LAN FA Textile                                            155,277     59,098             0.0%
    Lanner Electronics, Inc.                                   30,589     39,672             0.0%
    Largan Precision Co., Ltd.                                 16,306  1,267,117             0.2%
#*  LCY Chemical Corp.                                        218,799    194,187             0.0%
    Leader Electronics, Inc.                                   67,602     19,945             0.0%
    Leadtrend Technology Corp.                                  4,159      3,664             0.0%
    Lealea Enterprise Co., Ltd.                               416,981    121,085             0.0%
    Ledlink Optics, Inc.                                       23,100     36,991             0.0%
    Ledtech Electronics Corp.                                  19,000      6,798             0.0%
    LEE CHI Enterprises Co., Ltd.                             103,000     39,244             0.0%
    Lelon Electronics Corp.                                    38,250     27,715             0.0%
    Leofoo Development Co., Ltd.                              135,000     44,565             0.0%
*   LES Enphants Co., Ltd.                                     53,901     30,476             0.0%
#   Lextar Electronics Corp.                                  202,000    113,160             0.0%
*   Li Peng Enterprise Co., Ltd.                              277,806     78,234             0.0%
    Lian HWA Food Corp.                                        13,305     11,316             0.0%
    Lien Chang Electronic Enter                                63,000     28,927             0.0%
#   Lien Hwa Industrial Corp.                                 314,837    193,635             0.0%
#   Lingsen Precision Industries, Ltd.                        185,000     55,958             0.0%
    Lite-On Semiconductor Corp.                               132,213     92,959             0.0%
    Lite-On Technology Corp.                                  819,707    849,717             0.1%
    Long Bon International Co., Ltd.                          164,000    104,185             0.0%
    Long Chen Paper Co., Ltd.                                 234,348     85,019             0.0%
    Longwell Co.                                               52,000     38,592             0.0%
#   Lotes Co., Ltd.                                            36,631    120,536             0.0%
    Lucky Cement Corp.                                        112,000     35,299             0.0%
    Lumax International Corp., Ltd.                            48,325     69,185             0.0%
    Lung Yen Life Service Corp.                                41,000     81,706             0.0%
    LuxNet Corp.                                               20,899     58,511             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
TAIWAN -- (Continued)
    Macauto Industrial Co., Ltd.                                 17,000 $   93,514             0.0%
    Macroblock, Inc.                                              5,000      6,468             0.0%
#*  Macronix International                                    2,071,048    303,267             0.1%
*   MacroWell OMG Digital Entertainment Co., Ltd.                12,000     27,461             0.0%
    Mag Layers Scientific-Technics Co., Ltd.                     11,550     11,301             0.0%
#   Makalot Industrial Co., Ltd.                                 49,941    380,233             0.1%
    Marketech International Corp.                                58,000     40,279             0.0%
    Masterlink Securities Corp.                                 566,073    162,587             0.0%
    Mayer Steel Pipe Corp.                                       78,259     32,515             0.0%
    MediaTek, Inc.                                              157,360  1,227,148             0.2%
    Mega Financial Holding Co., Ltd.                          1,348,213    982,379             0.1%
    Mercuries & Associates Holding, Ltd.                        187,460    122,946             0.0%
#   Mercuries Life Insurance Co., Ltd.                          264,770    161,802             0.0%
    Merida Industry Co., Ltd.                                    53,415    312,192             0.1%
    Merry Electronics Co., Ltd.                                  97,906    187,507             0.0%
    Micro-Star International Co., Ltd.                          362,233    367,756             0.1%
*   Microbio Co., Ltd.                                          128,572    105,696             0.0%
#*  Microelectronics Technology, Inc.                            75,119     20,988             0.0%
    Microlife Corp.                                              12,600     32,133             0.0%
    Mildef Crete, Inc.                                           28,000     33,823             0.0%
    MIN AIK Technology Co., Ltd.                                 58,000    112,456             0.0%
    Mirle Automation Corp.                                       70,398     62,016             0.0%
    Mitac Holdings Corp.                                        191,483    149,352             0.0%
    Mobiletron Electronics Co., Ltd.                             24,000     36,680             0.0%
*   Mosel Vitelic, Inc.                                          20,806      1,477             0.0%
#*  Motech Industries, Inc.                                     156,000    203,604             0.0%
    MPI Corp.                                                    35,000     72,524             0.0%
    Nak Sealing Technologies Corp.                               25,000     56,125             0.0%
    Namchow Chemical Industrial Co., Ltd.                        71,000    153,912             0.0%
*   Nan Kang Rubber Tire Co., Ltd.                               96,139     84,793             0.0%
    Nan Liu Enterprise Co., Ltd.                                  6,000     33,603             0.0%
    Nan Ren Lake Leisure Amusement Co., Ltd.                     99,000     28,138             0.0%
#   Nan Ya Plastics Corp.                                       468,674    930,006             0.1%
    Nan Ya Printed Circuit Board Corp.                          118,072    119,264             0.0%
    Nantex Industry Co., Ltd.                                    67,950     57,279             0.0%
    National Petroleum Co., Ltd.                                 37,000     41,161             0.0%
#   Neo Solar Power Corp.                                       356,477    241,867             0.0%
    Netronix, Inc.                                               18,000     40,753             0.0%
    New Asia Construction & Development Corp.                    43,880      8,914             0.0%
    New Era Electronics Co., Ltd.                                39,000     26,621             0.0%
*   Newmax Technology Co., Ltd.                                  49,077     26,706             0.0%
#   Nexcom International Co., Ltd.                               30,000     28,356             0.0%
    Nichidenbo Corp.                                             28,975     22,221             0.0%
    Nien Hsing Textile Co., Ltd.                                125,476     81,313             0.0%
    Nishoku Technology, Inc.                                      9,000     11,636             0.0%
#   Novatek Microelectronics Corp.                              182,000    619,489             0.1%
    Nuvoton Technology Corp.                                     26,000     22,409             0.0%
#*  Ocean Plastics Co., Ltd.                                     51,000     45,014             0.0%
    OptoTech Corp.                                              256,000     82,113             0.0%
    Orient Europharma Co., Ltd.                                  10,000     18,316             0.0%
*   Orient Semiconductor Electronics, Ltd.                      278,000    100,624             0.0%
#   Oriental Union Chemical Corp.                               232,821    174,412             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
TAIWAN -- (Continued)
    Pacific Construction Co.                                    167,000 $   84,184             0.0%
    Pacific Hospital Supply Co., Ltd.                            28,000     58,285             0.0%
    Paiho Shih Holdings Corp.                                    16,000     17,358             0.0%
    Pan Jit International, Inc.                                 197,000     77,922             0.0%
    Pan-International Industrial Corp.                          191,514     78,963             0.0%
    Parade Technologies, Ltd.                                    26,400    203,126             0.0%
    Paragon Technologies Co., Ltd.                               30,762     34,317             0.0%
#   PChome Online, Inc.                                          24,885    278,882             0.1%
    Pegatron Corp.                                              632,037  1,544,485             0.2%
    Phihong Technology Co., Ltd.                                128,584     37,835             0.0%
    Phison Electronics Corp.                                     41,000    295,854             0.1%
    Phoenix Tours International, Inc.                            14,700     18,084             0.0%
#   Pixart Imaging, Inc.                                         39,030     87,211             0.0%
    Polytronics Technology Corp.                                 25,000     48,423             0.0%
#   Portwell, Inc.                                               52,000     66,812             0.0%
#   Posiflex Technology, Inc.                                    19,671    103,716             0.0%
    Pou Chen Corp.                                              627,144    884,541             0.1%
    Power Mate Technology Co., Ltd.                              10,000     19,018             0.0%
#   Power Quotient International Co., Ltd.                       66,800     27,338             0.0%
    Powertech Industrial Co., Ltd.                               16,000      8,206             0.0%
    Powertech Technology, Inc.                                  377,400    832,530             0.1%
    Poya International Co., Ltd.                                 23,443    266,299             0.1%
#   President Chain Store Corp.                                 118,000    783,362             0.1%
    President Securities Corp.                                  375,932    167,390             0.0%
*   Prime Electronics Satellitics, Inc.                          57,750     14,731             0.0%
    Prince Housing & Development Corp.                          530,087    164,463             0.0%
*   Princeton Technology Corp.                                  105,000     24,215             0.0%
    Promate Electronic Co., Ltd.                                 63,000     54,615             0.0%
    Promise Technology, Inc.                                     76,000     42,357             0.0%
#   Qisda Corp.                                                 819,439    277,540             0.1%
    Qualipoly Chemical Corp.                                     36,000     37,059             0.0%
#   Quanta Computer, Inc.                                       276,715    471,228             0.1%
*   Quintain Steel Co., Ltd.                                     74,998     13,065             0.0%
#   Radiant Opto-Electronics Corp.                              160,144    495,590             0.1%
    Radium Life Tech Co., Ltd.                                  324,056    124,877             0.0%
    Ralec Electronic Corp.                                       16,000     24,733             0.0%
#   Realtek Semiconductor Corp.                                 125,268    261,602             0.0%
    Rechi Precision Co., Ltd.                                   152,173    107,805             0.0%
#   Rich Development Co., Ltd.                                  300,254     96,482             0.0%
    Richtek Technology Corp.                                     24,022    139,946             0.0%
#*  Ritek Corp.                                               1,371,117    124,225             0.0%
    Rotam Global Agrosciences, Ltd.                              37,830     38,020             0.0%
#   Ruentex Development Co., Ltd.                               232,340    282,211             0.1%
    Ruentex Engineering & Construction Co.                       11,000     13,110             0.0%
    Ruentex Industries, Ltd.                                    109,235    201,277             0.0%
#   Run Long Construction Co., Ltd.                              65,242     56,258             0.0%
    Sampo Corp.                                                 225,000     90,706             0.0%
    San Fang Chemical Industry Co., Ltd.                         68,925     85,631             0.0%
    San Shing Fastech Corp.                                      35,479     72,498             0.0%
#*  Sanyang Motor Co., Ltd.                                     191,684    127,713             0.0%
    SCI Pharmtech, Inc.                                          23,000     56,334             0.0%
    Scientech Corp.                                              13,000     28,156             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                               SHARES   VALUE++  OF NET ASSETS**
                                                              --------- -------- ---------------
TAIWAN -- (Continued)
    ScinoPharm Taiwan, Ltd.                                      21,840 $ 28,572             0.0%
    SDI Corp.                                                    52,000   43,632             0.0%
    Sea Sonic Electronics Co., Ltd.                              15,000   14,513             0.0%
    Senao International Co., Ltd.                                29,000   39,899             0.0%
#   Sercomm Corp.                                                98,000  227,443             0.0%
    Sesoda Corp.                                                 71,074   74,319             0.0%
    Sheng Yu Steel Co., Ltd.                                     49,000   26,817             0.0%
    ShenMao Technology, Inc.                                     35,435   25,972             0.0%
    Shih Her Technologies, Inc.                                  20,000   21,764             0.0%
    Shih Wei Navigation Co., Ltd.                               117,980   47,271             0.0%
    Shihlin Electric & Engineering Corp.                         95,000  116,692             0.0%
*   Shihlin Paper Corp.                                          22,000   20,660             0.0%
#   Shin Kong Financial Holding Co., Ltd.                     2,435,235  582,717             0.1%
    Shin Zu Shing Co., Ltd.                                      60,149  194,079             0.0%
    Shinih Enterprise Co., Ltd.                                  17,000   16,365             0.0%
*   Shining Building Business Co., Ltd.                         165,874   59,471             0.0%
    Shinkong Insurance Co., Ltd.                                108,000   74,583             0.0%
#   Shinkong Synthetic Fibers Corp.                             685,191  187,151             0.0%
    Shinkong Textile Co., Ltd.                                   45,800   53,478             0.0%
    Shiny Chemical Industrial Co., Ltd.                          24,112   31,538             0.0%
*   Shuttle, Inc.                                               200,000   46,111             0.0%
    Sigurd Microelectronics Corp.                               182,559  122,805             0.0%
    Siliconware Precision Industries Co., Ltd.                  164,800  217,740             0.0%
    Siliconware Precision Industries Co., Ltd. Sponsored ADR     32,444  217,050             0.0%
    Silitech Technology Corp.                                    56,396   32,721             0.0%
    Simplo Technology Co., Ltd.                                  96,000  340,037             0.1%
#   Sinbon Electronics Co., Ltd.                                 79,532  140,959             0.0%
    Sincere Navigation Corp.                                    161,350   89,629             0.0%
*   Singatron Enterprise Co., Ltd.                               36,000    8,935             0.0%
    Sinher Technology, Inc.                                      11,000   14,412             0.0%
    Sinmag Equipment Corp.                                       15,169   52,885             0.0%
*   Sino-American Electronic Co., Ltd.                           13,750   33,496             0.0%
#   Sino-American Silicon Products, Inc.                        298,000  369,975             0.1%
    Sinon Corp.                                                 181,000   78,532             0.0%
    SinoPac Financial Holdings Co., Ltd.                      1,713,895  565,642             0.1%
#   Sinphar Pharmaceutical Co., Ltd.                             49,000   44,369             0.0%
    Sinyi Realty, Inc.                                           67,011   58,545             0.0%
#   Sirtec International Co., Ltd.                               59,000   72,770             0.0%
    Sitronix Technology Corp.                                    58,434  163,639             0.0%
    Siward Crystal Technology Co., Ltd.                         111,000   66,847             0.0%
    Solar Applied Materials Technology Co.                      165,000  105,546             0.0%
    Solartech Energy Corp.                                      173,000   96,518             0.0%
    Sonix Technology Co., Ltd.                                   67,000   76,413             0.0%
    Southeast Cement Co., Ltd.                                  137,000   63,644             0.0%
#   Sporton International, Inc.                                  28,044  169,756             0.0%
    St Shine Optical Co., Ltd.                                   21,000  316,898             0.1%
    Standard Chemical & Pharmaceutical Co., Ltd.                 51,000   54,795             0.0%
#   Standard Foods Corp.                                         98,200  236,852             0.0%
    Stark Technology, Inc.                                       39,000   30,698             0.0%
    Sunonwealth Electric Machine Industry Co., Ltd.              79,000   42,158             0.0%
    Sunrex Technology Corp.                                     122,028   54,738             0.0%
#   Sunspring Metal Corp.                                        34,000   48,766             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
TAIWAN -- (Continued)
    Supreme Electronics Co., Ltd.                               131,022 $    55,895             0.0%
#   Swancor Ind Co., Ltd.                                        18,435     127,202             0.0%
    Sweeten Construction Co., Ltd.                               31,381      15,175             0.0%
    Syncmold Enterprise Corp.                                    56,000      87,708             0.0%
    Synnex Technology International Corp.                       347,874     366,623             0.1%
#   Sysage Technology Co., Ltd.                                  36,325      31,990             0.0%
    T-Mac Techvest PCB Co., Ltd.                                 61,000      23,251             0.0%
#   TA Chen Stainless Pipe                                      301,199     145,867             0.0%
*   Ta Chong Bank, Ltd.                                         823,057     348,956             0.1%
    Ta Chong Securities Co., Ltd.                                69,000      20,938             0.0%
*   Ta Ya Electric Wire & Cable                                 209,174      31,137             0.0%
    TA-I Technology Co., Ltd.                                    57,828      26,117             0.0%
    Tah Hsin Industrial Corp.                                    45,000      32,718             0.0%
    Tai Tung Communication Co., Ltd.                             31,373      21,839             0.0%
    Taichung Commercial Bank Co., Ltd.                          949,404     289,346             0.1%
    TaiDoc Technology Corp.                                      24,000      71,075             0.0%
#   Taiflex Scientific Co., Ltd.                                 77,000      93,355             0.0%
    Taimide Tech, Inc.                                           27,000      24,168             0.0%
    Tainan Enterprises Co., Ltd.                                 67,000      54,097             0.0%
    Tainan Spinning Co., Ltd.                                   577,568     274,175             0.1%
    Tainergy Tech Co., Ltd.                                      58,000      32,242             0.0%
    Taishin Financial Holding Co., Ltd.                       2,025,481     793,208             0.1%
*   Taisun Enterprise Co., Ltd.                                 116,670      37,129             0.0%
*   Taita Chemical Co., Ltd.                                     63,000      17,638             0.0%
    Taiwan Acceptance Corp.                                      54,000     126,566             0.0%
*   Taiwan Business Bank                                      1,328,464     341,116             0.1%
    Taiwan Cement Corp.                                       1,031,375   1,146,997             0.1%
#   Taiwan Chinsan Electronic Industrial Co., Ltd.               47,000      54,544             0.0%
    Taiwan Cogeneration Corp.                                   180,077     126,589             0.0%
    Taiwan Cooperative Financial Holding Co., Ltd.            1,450,279     648,814             0.1%
    Taiwan Fertilizer Co., Ltd.                                 234,000     298,509             0.1%
    Taiwan Fire & Marine Insurance Co., Ltd.                     80,520      54,759             0.0%
    Taiwan FU Hsing Industrial Co., Ltd.                         72,000     119,464             0.0%
#*  Taiwan Glass Industry Corp.                                 341,532     135,045             0.0%
#   Taiwan Hon Chuan Enterprise Co., Ltd.                       147,455     233,807             0.0%
    Taiwan Hopax Chemicals Manufacturing Co., Ltd.               71,000      42,639             0.0%
*   Taiwan Kolin Co., Ltd.                                      292,000          --             0.0%
#   Taiwan Land Development Corp.                               298,741      98,631             0.0%
    Taiwan Line Tek Electronic                                   53,196      26,095             0.0%
    Taiwan Mobile Co., Ltd.                                     253,800     798,979             0.1%
    Taiwan Navigation Co., Ltd.                                  71,000      29,694             0.0%
    Taiwan Paiho, Ltd.                                          111,068     265,454             0.0%
#   Taiwan PCB Techvest Co., Ltd.                               129,733     144,085             0.0%
#*  Taiwan Prosperity Chemical Corp.                             62,000      31,230             0.0%
*   Taiwan Pulp & Paper Corp.                                   139,000      45,965             0.0%
    Taiwan Sakura Corp.                                          92,000      50,940             0.0%
    Taiwan Sanyo Electric Co., Ltd.                              23,800      19,567             0.0%
#   Taiwan Secom Co., Ltd.                                       71,795     215,679             0.0%
    Taiwan Semiconductor Co., Ltd.                              118,000     102,786             0.0%
    Taiwan Semiconductor Manufacturing Co., Ltd.              2,070,214   8,723,190             0.9%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
      ADR                                                       496,210  10,896,772             1.2%
    Taiwan Sogo Shin Kong SEC                                   107,150     129,281             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
TAIWAN -- (Continued)
#*  Taiwan Styrene Monomer                                      223,164 $   97,049             0.0%
    Taiwan Surface Mounting Technology Corp.                    145,845    135,850             0.0%
#   Taiwan TEA Corp.                                            323,648    141,799             0.0%
    Taiwan Union Technology Corp.                               102,000     87,001             0.0%
    Taiyen Biotech Co., Ltd.                                     72,712     54,314             0.0%
#*  Tatung Co., Ltd.                                          1,046,688    190,676             0.0%
    Te Chang Construction Co., Ltd.                              23,058     17,457             0.0%
    Teco Electric and Machinery Co., Ltd.                       643,000    560,421             0.1%
*   Tekcore Co., Ltd.                                            12,000      1,709             0.0%
    Test Research, Inc.                                          78,571    137,763             0.0%
    Test-Rite International Co., Ltd.                           130,568     81,767             0.0%
    Tex-Ray Industrial Co., Ltd.                                 85,000     34,423             0.0%
    Thinking Electronic Industrial Co., Ltd.                     43,000     58,560             0.0%
    Thye Ming Industrial Co., Ltd.                               46,125     42,866             0.0%
#   Ton Yi Industrial Corp.                                     342,300    167,047             0.0%
#   Tong Hsing Electronic Industries, Ltd.                       75,009    189,679             0.0%
    Tong Yang Industry Co., Ltd.                                197,640    216,022             0.0%
    Tong-Tai Machine & Tool Co., Ltd.                           104,711     77,640             0.0%
    Topco Scientific Co., Ltd.                                   61,186     97,060             0.0%
    Topco Technologies Corp.                                     17,000     33,097             0.0%
    Topoint Technology Co., Ltd.                                 56,540     45,975             0.0%
    Toung Loong Textile Manufacturing                            30,000     90,698             0.0%
#   TPK Holding Co., Ltd.                                        97,000    240,582             0.0%
    Transasia Airways Corp.                                     114,127     27,028             0.0%
    Transcend Information, Inc.                                  47,890    133,358             0.0%
    Tripod Technology Corp.                                     236,170    363,509             0.1%
    TrueLight Corp.                                              41,000    134,237             0.0%
    Tsann Kuen Enterprise Co., Ltd.                              32,000     21,543             0.0%
    TSC Auto ID Technology Co., Ltd.                             10,700     83,072             0.0%
    TSRC Corp.                                                  230,452    157,758             0.0%
    Ttet Union Corp.                                             19,000     43,620             0.0%
    TTFB Co., Ltd.                                                5,000     36,847             0.0%
#   Tung Ho Steel Enterprise Corp.                              401,654    218,058             0.0%
#   Tung Thih Electronic Co., Ltd.                               23,073    189,630             0.0%
#   TURVO International Co., Ltd.                                31,250     64,556             0.0%
    TXC Corp.                                                   164,204    191,370             0.0%
    TYC Brother Industrial Co., Ltd.                            104,091     75,381             0.0%
#*  Tycoons Group Enterprise                                    221,000     27,710             0.0%
    Tyntek Corp.                                                133,922     63,278             0.0%
    U-Ming Marine Transport Corp.                               145,000    171,639             0.0%
    Ubright Optronics Corp.                                      14,300     11,082             0.0%
    Uni-President Enterprises Corp.                           1,233,577  2,085,682             0.2%
#   Unimicron Technology Corp.                                  736,312    322,338             0.1%
#   Union Bank Of Taiwan                                        689,484    203,748             0.0%
    Union Insurance Co., Ltd.                                    39,397     21,835             0.0%
    Unitech Computer Co., Ltd.                                   38,000     18,694             0.0%
#   Unitech Printed Circuit Board Corp.                         290,979    103,555             0.0%
    United Integrated Services Co., Ltd.                         82,000     96,345             0.0%
#   United Microelectronics Corp.                             4,969,081  1,812,304             0.2%
    United Microelectronics Corp. Sponsored ADR                 146,700    271,395             0.1%
    United Orthopedic Corp.                                      13,973     35,444             0.0%
#   Unity Opto Technology Co., Ltd.                             121,593     85,465             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                               SHARES   VALUE++  OF NET ASSETS**
                                                              --------- -------- ---------------
TAIWAN -- (Continued)
    Universal Cement Corp.                                      199,051 $140,458             0.0%
    Universal Microwave Technology, Inc.                          9,000   22,089             0.0%
#   Unizyx Holding Corp.                                        190,118   73,213             0.0%
    UPC Technology Corp.                                        384,458  117,304             0.0%
    USI Corp.                                                   414,372  172,520             0.0%
    Usun Technology Co., Ltd.                                    11,000   24,405             0.0%
    Vanguard International Semiconductor Corp.                  308,000  395,834             0.1%
    Ve Wong Corp.                                                34,000   22,503             0.0%
    Viking Tech Corp.                                            26,000   18,694             0.0%
    Visual Photonics Epitaxy Co., Ltd.                           75,677   89,221             0.0%
#   Vivotek, Inc.                                                38,160   94,869             0.0%
#*  Wafer Works Corp.                                           214,381   72,986             0.0%
    Wah Hong Industrial Corp.                                    19,694   12,509             0.0%
#   Wah Lee Industrial Corp.                                    103,000  144,087             0.0%
*   Walsin Lihwa Corp.                                        1,334,000  321,368             0.1%
    Walsin Technology Corp.                                     230,947  127,918             0.0%
    Walton Advanced Engineering, Inc.                           178,000   52,419             0.0%
    WAN HWA Enterprise Co.                                       11,334    4,904             0.0%
#*  Wei Chuan Foods Corp.                                       147,000   87,654             0.0%
*   Wei Mon Industry Co., Ltd.                                   72,277    2,004             0.0%
    Weikeng Industrial Co., Ltd.                                 72,750   43,745             0.0%
    Well Shin Technology Co., Ltd.                               29,160   42,650             0.0%
    Win Semiconductors Corp.                                    230,457  312,690             0.1%
#*  Winbond Electronics Corp.                                 1,497,000  360,693             0.1%
    Wintek Corp.                                                461,871    4,881             0.0%
#   Wisdom Marine Lines Co., Ltd.                               134,060  151,961             0.0%
#   Wistron Corp.                                               914,650  460,077             0.1%
    Wistron NeWeb Corp.                                         103,939  273,459             0.1%
    WPG Holdings, Ltd.                                          571,847  596,706             0.1%
#   WT Microelectronics Co., Ltd.                               191,412  214,248             0.0%
#   WUS Printed Circuit Co., Ltd.                               152,000  123,671             0.0%
    X-Legend Entertainment Co., Ltd.                              7,033   18,145             0.0%
    XAC Automation Corp.                                         18,000   45,105             0.0%
#   Xxentria Technology Materials Corp.                          33,211   96,958             0.0%
#   Yageo Corp.                                                 232,682  366,488             0.1%
    YC Co., Ltd.                                                191,262   70,567             0.0%
    YC INOX Co., Ltd.                                           174,000  104,929             0.0%
    YCC Parts Manufacturing Co., Ltd.                             7,000   12,287             0.0%
#   Yeong Guan Energy Technology Group Co., Ltd.                 22,212  142,132             0.0%
#   YFY, Inc.                                                   635,891  218,894             0.0%
    Yi Jinn Industrial Co., Ltd.                                129,000   54,279             0.0%
    Yieh Phui Enterprise Co., Ltd.                              505,274  120,342             0.0%
    Yonyu Plastics Co., Ltd                                      23,000   18,879             0.0%
*   Young Fast Optoelectronics Co., Ltd.                         50,298   18,555             0.0%
    Young Optics, Inc.                                           15,000   18,634             0.0%
    Youngtek Electronics Corp.                                   57,257   83,710             0.0%
#   Yuanta Financial Holding Co., Ltd.                        1,547,761  608,144             0.1%
    Yulon Motor Co., Ltd.                                       316,783  335,331             0.1%
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.             25,362   52,078             0.0%
#   Yungshin Construction & Development Co., Ltd.                32,400   29,734             0.0%
    YungShin Global Holding Corp.                                63,000   91,905             0.0%
#   Yungtay Engineering Co., Ltd.                               165,000  265,759             0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                               SHARES     VALUE++    OF NET ASSETS**
                                                              --------- ------------ ---------------
TAIWAN -- (Continued)
    Zeng Hsing Industrial Co., Ltd.                              27,837 $    116,851             0.0%
    Zenitron Corp.                                              104,000       50,877             0.0%
    Zhen Ding Technology Holding, Ltd.                          116,000      329,681             0.1%
    Zig Sheng Industrial Co., Ltd.                              205,231       59,623             0.0%
    Zinwell Corp.                                               142,010      174,196             0.0%
    Zippy Technology Corp.                                       55,000       64,592             0.0%
    ZongTai Real Estate Development Co., Ltd.                    74,523       30,892             0.0%
                                                                        ------------            ----
TOTAL TAIWAN                                                             142,976,841            14.9%
                                                                        ------------            ----
THAILAND -- (3.2%)
    AAPICO Hitech PCL                                            84,120       30,037             0.0%
    Advanced Info Service PCL                                   228,000    1,493,611             0.2%
    Advanced Information Technology PCL                          14,700       10,642             0.0%
    Airports of Thailand PCL                                    102,900      862,141             0.1%
*   AJ Plast PCL                                                 60,300       11,359             0.0%
    Amata Corp. PCL                                             326,000      125,570             0.0%
    Ananda Development PCL                                      999,400      116,891             0.0%
    AP Thailand PCL                                             914,402      154,254             0.0%
    Asia Aviation PCL                                         1,276,600      165,823             0.0%
    Asia Green Energy PCL                                       102,314        4,804             0.0%
    Asia Plus Group Holdings PCL                                736,000       76,564             0.0%
    Asian Insulators PCL                                        955,920       30,639             0.0%
    Bangchak Petroleum PCL (The)                                280,700      284,113             0.1%
    Bangkok Aviation Fuel Services PCL                           98,550       73,426             0.0%
    Bangkok Bank PCL(6077019)                                     9,800       46,152             0.0%
    Bangkok Bank PCL(6368360)                                    67,100      315,998             0.1%
    Bangkok Expressway PCL                                      236,100      238,971             0.0%
    Bangkok Insurance PCL                                         3,580       35,833             0.0%
    Bangkok Land PCL                                          5,903,500      260,589             0.0%
    Bangkok Life Assurance PCL                                  149,340      216,237             0.0%
    Banpu PCL(BJFHBT4)                                          349,900      213,477             0.0%
    Banpu PCL(6368348)                                           21,000       12,812             0.0%
    Beauty Community PCL                                      1,159,400      156,466             0.0%
    BEC World PCL                                               306,600      271,537             0.0%
    Berli Jucker PCL                                            238,200      251,142             0.0%
    Big C Supercenter PCL(6368434)                               83,000      466,718             0.1%
    Big C Supercenter PCL(6763932)                               22,000      123,708             0.0%
    Cal-Comp Electronics Thailand PCL                           972,644       86,962             0.0%
    Central Pattana PCL                                         414,600      536,209             0.1%
    Central Plaza Hotel PCL                                     260,800      278,636             0.0%
    CH Karnchang PCL                                            103,472       82,184             0.0%
    Charoen Pokphand Foods PCL                                  776,393      451,854             0.1%
    Charoong Thai Wire & Cable PCL                               88,000       23,505             0.0%
*   Christiani & Nielsen Thai                                    91,300        9,806             0.0%
    Chularat Hospital PCL                                     1,297,700       86,836             0.0%
    CK Power PCL                                              1,375,100       96,654             0.0%
*   Country Group Development PCL                             1,768,300       61,649             0.0%
    CP ALL PCL                                                  724,700    1,018,767             0.1%
    CS Loxinfo PCL                                               30,600        5,377             0.0%
    Delta Electronics Thailand PCL                              108,200      257,058             0.0%
    Demco PCL                                                    84,400       30,137             0.0%
    Dhipaya Insurance PCL                                        63,400       68,182             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
THAILAND -- (Continued)
    Diamond Building Products PCL                               265,800 $   33,480             0.0%
    DSG International Thailand PCL                               93,800     12,659             0.0%
    Dynasty Ceramic PCL                                       1,193,500    136,237             0.0%
    Eastern Water Resources Development and Management PCL      217,400     69,069             0.0%
    Energy Absolute PCL                                         155,400    101,364             0.0%
    Erawan Group PCL (The)                                      598,800     67,006             0.0%
*   Esso Thailand PCL                                           810,000    127,532             0.0%
*   G J Steel PCL                                             1,140,750      7,056             0.0%
    GFPT PCL                                                    373,500    110,262             0.0%
    Glow Energy PCL                                             144,400    348,135             0.1%
    Golden Land Property Development PCL                        244,800     48,179             0.0%
    Grand Canal Land PCL                                        605,900     51,446             0.0%
    Grande Asset Hotels & Property PCL                          558,600     15,705             0.0%
    Hana Microelectronics PCL                                   127,901    124,062             0.0%
    Home Product Center PCL                                   2,041,927    401,869             0.1%
    ICC International PCL                                        27,800     30,190             0.0%
    Indorama Ventures PCL                                       523,400    339,932             0.1%
    Intouch Holdings PCL                                         98,000    206,649             0.0%
    IRPC PCL                                                  2,798,200    320,986             0.1%
*   Italian-Thai Development PCL                                276,166     64,058             0.0%
    JAS Asset PCL                                                16,707      4,110             0.0%
    Jasmine International PCL                                 1,666,100    309,166             0.1%
    Jay Mart PCL                                                181,950     44,762             0.0%
    Karmarts PCL                                                 77,100     17,017             0.0%
    Kasikornbank PCL(6364766)                                   227,200  1,101,905             0.1%
    Kasikornbank PCL(6888794)                                    94,500    458,319             0.1%
    KCE Electronics PCL                                         161,300    280,039             0.1%
    KGI Securities Thailand PCL                                 632,600     60,116             0.0%
    Khon Kaen Sugar Industry PCL                                584,640     67,394             0.0%
    Kiatnakin Bank PCL                                          303,300    285,669             0.1%
    Krung Thai Bank PCL                                         785,950    377,866             0.1%
    Krungthai Card PCL                                           99,400    278,770             0.0%
    Land & Houses PCL                                           660,420    158,757             0.0%
    Lanna Resources PCL                                          67,200     20,594             0.0%
    LH Financial Group PCL                                    2,831,600    129,768             0.0%
    Loxley PCL                                                  552,270     41,924             0.0%
    LPN Development PCL                                         352,600    177,452             0.0%
    Major Cineplex Group PCL                                    254,100    221,469             0.0%
    Maybank Kim Eng Securities Thailand PCL                      40,700     26,319             0.0%
    MBK PCL                                                     251,000     98,798             0.0%
    MCOT PCL                                                    120,300     34,499             0.0%
    Mega Lifesciences PCL                                        23,800     12,179             0.0%
*   Millcon Steel PCL                                           409,800     19,587             0.0%
    Minor International PCL                                     274,186    235,121             0.0%
    MK Restaurants Group PCL                                     67,600    104,534             0.0%
    Modernform Group PCL                                         18,700      4,469             0.0%
    Namyong Terminal PCL                                         65,100     28,553             0.0%
    Nation Multimedia Group PCL                                 753,500     31,778             0.0%
    Polyplex Thailand PCL                                       144,500     34,939             0.0%
*   Precious Shipping PCL                                       398,350     76,159             0.0%
    Premier Marketing PCL                                       180,500     51,764             0.0%
    Property Perfect PCL                                      1,744,100     45,113             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
THAILAND -- (Continued)
    Pruksa Real Estate PCL                                      475,200 $  374,094             0.1%
    PTG Energy PCL                                              371,900    156,843             0.0%
    PTT Exploration & Production PCL                            662,386  1,359,505             0.2%
    PTT Global Chemical PCL                                     251,156    393,673             0.1%
    PTT PCL(6420390)                                            366,900  2,836,789             0.3%
    PTT PCL(6420408)                                             28,700    221,902             0.0%
    Quality Houses PCL                                        3,068,513    220,859             0.0%
*   Raimon Land PCL                                           1,142,800     37,271             0.0%
    Ratchaburi Electricity Generating Holding PCL(6294249)      117,800    175,537             0.0%
    Ratchaburi Electricity Generating Holding PCL(6362771)       63,600     94,772             0.0%
    Ratchthani Leasing PCL                                      866,500     68,701             0.0%
    Regional Container Lines PCL                                247,200     46,914             0.0%
    Robinson Department Store PCL                                97,300    108,058             0.0%
    Rojana Industrial Park PCL                                  469,632     84,505             0.0%
    RS PCL                                                      305,200    101,254             0.0%
*   Sahaviriya Steel Industries PCL                           5,877,500      8,262             0.0%
    Samart Corp. PCL                                            276,800    158,761             0.0%
    Samart I-Mobile PCL                                       1,001,300     42,791             0.0%
    Samart Telcoms PCL                                          185,200     92,164             0.0%
    Sansiri PCL                                               4,744,333    228,096             0.0%
    SC Asset Corp PCL                                         1,048,696     84,916             0.0%
    Siam Cement PCL (The)(6609906)                               10,000    127,645             0.0%
    Siam Cement PCL (The)(6609928)                               72,450    924,785             0.1%
    Siam City Cement PCL                                         42,500    403,880             0.1%
    Siam Commercial Bank PCL (The)                              268,000  1,005,918             0.1%
    Siam Future Development PCL                                 559,350     92,786             0.0%
    Siam Global House PCL                                       318,409     93,103             0.0%
    Siamgas & Petrochemicals PCL                                277,900     88,290             0.0%
    Sino-Thai Engineering & Construction PCL                    161,842    114,895             0.0%
    SNC Former PCL                                               42,000     16,650             0.0%
    Somboon Advance Technology PCL                              131,150     63,791             0.0%
    SPCG PCL                                                    229,000    154,523             0.0%
    Sri Ayudhya Capital PCL                                      20,800     21,199             0.0%
    Sri Trang Agro-Industry PCL                                 422,000    134,072             0.0%
    Sriracha Construction PCL                                    90,600     56,804             0.0%
    Srithai Superware PCL                                       898,400     59,106             0.0%
    STP & I PCL                                                 440,880    166,101             0.0%
    Supalai PCL                                                 466,400    247,837             0.0%
*   Superblock PCL                                            1,175,700     49,253             0.0%
    Susco PCL                                                    46,500      3,974             0.0%
*   SVI PCL                                                     236,485     33,577             0.0%
    Symphony Communication PCL                                   14,600      4,187             0.0%
    Syntec Construction PCL                                     273,200     23,044             0.0%
*   Tata Steel Thailand PCL                                   1,019,200     16,907             0.0%
    Thai Agro Energy PCL                                         13,440      1,209             0.0%
*   Thai Airways International PCL                              657,200    186,623             0.0%
    Thai Carbon Black PCL                                        27,200     18,889             0.0%
    Thai Central Chemical PCL                                    23,300     17,851             0.0%
    Thai Oil PCL                                                147,700    225,282             0.0%
*   Thai Reinsurance PCL                                        149,200     11,997             0.0%
    Thai Rung Union Car PCL                                     116,640     13,118             0.0%
    Thai Stanley Electric PCL                                    11,300     56,234             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
THAILAND -- (Continued)
    Thai Union Group PCL                                        787,532 $   391,912             0.1%
    Thai Vegetable Oil PCL                                      319,800     238,271             0.0%
    Thai-German Ceramic Industry PCL                            208,400      17,929             0.0%
    Thaicom PCL                                                 246,500     216,578             0.0%
    Thanachart Capital PCL                                      352,200     331,727             0.1%
    Thitikorn PCL                                                50,500      13,488             0.0%
    Thoresen Thai Agencies PCL                                  544,956     157,814             0.0%
    Ticon Industrial Connection PCL                             240,804      81,244             0.0%
*   TIPCO Foods PCL                                              34,300      21,312             0.0%
    Tisco Financial Group PCL                                   174,700     185,420             0.0%
    TMB Bank PCL                                              3,041,200     227,443             0.0%
    Total Access Communication PCL                              343,900     657,488             0.1%
    TPI Polene PCL                                            3,422,700     242,502             0.0%
*   True Corp. PCL                                            2,044,487     580,567             0.1%
    TTCL PCL(B5ML0D8)                                            25,329      16,023             0.0%
    TTCL PCL(BWY4Y10)                                            22,510      14,240             0.0%
    TTW PCL                                                     674,700     204,871             0.0%
    Union Mosaic Industry PCL (The)                              67,500      10,058             0.0%
    Unique Engineering & Construction PCL                       226,350     136,825             0.0%
    Univanich Palm Oil PCL                                       37,000       9,154             0.0%
    Univentures PCL                                             249,500      49,805             0.0%
    Vanachai Group PCL                                          265,420     120,891             0.0%
    VGI Global Media PCL                                      1,265,400     131,636             0.0%
    Vinythai PCL                                                159,500      42,154             0.0%
    Workpoint Entertainment PCL                                  43,260      51,084             0.0%
                                                                        -----------             ---
TOTAL THAILAND                                                           32,077,748             3.3%
                                                                        -----------             ---
TURKEY -- (2.0%)
    Adana Cimento Sanayii TAS Class A                            35,089      79,074             0.0%
#   Adel Kalemcilik Ticaret ve Sanayi A.S.                        2,091      46,473             0.0%
*   Afyon Cimento Sanayi TAS                                     35,951      75,697             0.0%
    Akbank TAS                                                  553,301   1,417,964             0.2%
    Akcansa Cimento A.S.                                         39,690     185,937             0.0%
#*  Akenerji Elektrik Uretim A.S.                                86,583      27,586             0.0%
    Akfen Holding A.S.                                           46,043     129,320             0.0%
    Aksa Akrilik Kimya Sanayii AS                                47,277     173,402             0.0%
    Aksigorta A.S.                                               59,107      37,642             0.0%
#   Alarko Holding A.S.                                          85,944      96,198             0.0%
#   Alkim Alkali Kimya A.S.                                       2,621      12,349             0.0%
    Anadolu Anonim Tuerk Sigorta Sirketi                        121,131      63,985             0.0%
#*  Anadolu Cam Sanayii A.S.                                    120,450      89,561             0.0%
    Anadolu Hayat Emeklilik A.S.                                 31,420      58,104             0.0%
    Arcelik A.S.                                                132,623     722,738             0.1%
*   Asya Katilim Bankasi A.S.                                   202,146      55,319             0.0%
    Bagfas Bandirma Gubre Fabrikalari A.S.                       12,674      57,550             0.0%
*   Banvit Bandirma Vitaminli Yem Sanayii ASA                        --          --             0.0%
    Baticim Bati Anadolu Cimento Sanayii A.S.                    18,986      42,232             0.0%
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.          136,253     100,759             0.0%
#   BIM Birlesik Magazalar A.S.                                  68,684   1,394,720             0.2%
#*  Bolu Cimento Sanayii A.S.                                    48,948      92,697             0.0%
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.               48,179     103,377             0.0%
*   Boyner Perakende Ve Tekstil Yatirimlari AS                    2,373      48,884             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
TURKEY -- (Continued)
#   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.           35,621 $102,145             0.0%
    Bursa Cimento Fabrikasi A.S.                               15,037   21,633             0.0%
    Celebi Hava Servisi A.S.                                    7,371   93,145             0.0%
    Cimsa Cimento Sanayi VE Ticaret A.S.                       43,320  235,933             0.0%
    Coca-Cola Icecek A.S.                                      21,008  265,950             0.1%
#*  Dogan Sirketler Grubu Holding A.S.                        634,356  134,700             0.0%
    Dogus Otomotiv Servis ve Ticaret A.S.                      51,987  188,391             0.0%
#   EGE Endustri VE Ticaret A.S.                                1,584  153,814             0.0%
    EGE Seramik Sanayi ve Ticaret A.S.                         25,836   34,744             0.0%
    Enka Insaat ve Sanayi A.S.                                 68,900  121,964             0.0%
    Eregli Demir ve Celik Fabrikalari TAS                     690,331  978,353             0.1%
#*  Fenerbahce Futbol A.S.                                      8,101  105,154             0.0%
    Ford Otomotiv Sanayi A.S.                                  32,437  381,067             0.1%
*   Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.         2,187   15,532             0.0%
    Gentas Genel Metal Sanayi ve Ticaret A.S.                  36,786   14,247             0.0%
#*  Global Yatirim Holding A.S.                               182,666  111,230             0.0%
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.        6,973  151,058             0.0%
    Goodyear Lastikleri TAS                                     2,956   68,989             0.0%
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S.             68,781   56,555             0.0%
#   GSD Holding A.S.                                          176,329   72,449             0.0%
    Gubre Fabrikalari TAS                                      66,014  149,022             0.0%
*   Hurriyet Gazetecilik ve Matbaacilik A.S.                  135,284   29,654             0.0%
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
      Ticaret A.S.                                              5,919   11,121             0.0%
*   Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.      37,047   22,213             0.0%
    Is Finansal Kiralama A.S.                                 147,766   38,480             0.0%
#*  Izmir Demir Celik Sanayi A.S.                              29,352   18,493             0.0%
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class A                                                 107,910   59,865             0.0%
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class B                                                  57,973   36,136             0.0%
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class D                                                 515,436  231,224             0.0%
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S.                    93,327   44,139             0.0%
*   Kartonsan Karton Sanayi ve Ticaret A.S.                       381   28,812             0.0%
    KOC Holding A.S.                                          103,978  469,602             0.1%
    Konya Cimento Sanayii A.S.                                    785   80,577             0.0%
    Koza Altin Isletmeleri A.S.                                30,583  171,679             0.0%
    Mardin Cimento Sanayii ve Ticaret A.S.                     29,074   44,814             0.0%
*   Menderes Tekstil Sanayi ve Ticaret A.S.                         1       --             0.0%
*   Metro Ticari ve Mali Yatirimlar Holding A.S.               47,720   10,949             0.0%
*   Migros Ticaret A.S.                                        21,037  123,918             0.0%
#*  Netas Telekomunikasyon A.S.                                27,362   98,004             0.0%
    Nuh Cimento Sanayi A.S.                                    24,150   82,098             0.0%
#*  Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.     65,181   78,359             0.0%
*   Petkim Petrokimya Holding A.S.                             91,483  134,798             0.0%
    Pinar Entegre Et ve Un Sanayi A.S.                          5,800   22,167             0.0%
    Pinar SUT Mamulleri Sanayii A.S.                            4,613   30,112             0.0%
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.        28,987   24,345             0.0%
*   Sekerbank TAS                                             332,572  176,448             0.0%
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                  93,926   77,540             0.0%
    Soda Sanayii A.S.                                         153,142  253,239             0.0%
*   Tat Gida Sanayi A.S.                                       55,108  105,766             0.0%
    TAV Havalimanlari Holding A.S.                             72,188  566,294             0.1%
#   Tekfen Holding A.S.                                        86,429  123,411             0.0%
#   Teknosa Ic Ve Dis Ticaret A.S.                             16,869   36,978             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                               SHARES     VALUE++    OF NET ASSETS**
                                                              --------- ------------ ---------------
TURKEY -- (Continued)
    Tofas Turk Otomobil Fabrikasi A.S.                           62,180 $    410,208             0.1%
#   Trakya Cam Sanayi A.S.                                      213,484      140,939             0.0%
*   Tupras Turkiye Petrol Rafinerileri A.S.                      17,603      464,507             0.1%
    Turcas Petrol A.S.                                           85,228       47,003             0.0%
    Turk Telekomunikasyon A.S.                                  119,241      257,204             0.0%
    Turk Traktor ve Ziraat Makineleri A.S.                        7,815      185,829             0.0%
    Turkcell Iletisim Hizmetleri A.S.                           214,728      853,317             0.1%
    Turkcell Iletisim Hizmetleri A.S. ADR                        24,748      245,253             0.0%
    Turkiye Garanti Bankasi A.S.                                572,519    1,482,498             0.2%
    Turkiye Halk Bankasi A.S.                                   370,988    1,389,792             0.2%
    Turkiye Is Bankasi Class C                                  643,245    1,096,312             0.1%
    Turkiye Sinai Kalkinma Bankasi A.S.                         393,449      207,543             0.0%
#   Turkiye Sise ve Cam Fabrikalari A.S.                        521,948      597,360             0.1%
#   Turkiye Vakiflar Bankasi Tao Class D                        350,089      498,342             0.1%
    Ulker Biskuvi Sanayi A.S.                                    80,344      542,009             0.1%
#*  Vestel Elektronik Sanayi ve Ticaret A.S.                     37,442       63,322             0.0%
#   Yapi ve Kredi Bankasi A.S.                                  212,179      257,739             0.0%
#*  Zorlu Enerji Elektrik Uretim A.S.                            71,834       37,611             0.0%
                                                                        ------------            ----
TOTAL TURKEY                                                              20,575,666             2.1%
                                                                        ------------            ----
TOTAL COMMON STOCKS                                                      932,308,956            97.1%
                                                                        ------------            ----

PREFERRED STOCKS -- (2.4%)

BRAZIL -- (2.3%)
    AES Tiete SA                                                 65,986      236,355             0.0%
    Alpargatas SA                                                73,817      157,897             0.0%
    Banco ABC Brasil SA(B23DMP8)                                 52,181      115,080             0.0%
*   Banco ABC Brasil SA(BYT8JC7)                                  1,680        3,605             0.0%
    Banco Bradesco SA                                           691,448    3,766,895             0.4%
    Banco Bradesco SA ADR                                            --            3             0.0%
    Banco Daycoval SA                                            21,100       48,127             0.0%
    Banco do Estado do Rio Grande do Sul SA Class B             141,361      219,643             0.0%
*   Banco Industrial e Comercial SA                              21,889       46,825             0.0%
    Banco Pan SA                                                 92,332       35,931             0.0%
    Banco Pine SA                                                 6,310        6,551             0.0%
    Centrais Eletricas Brasileiras SA Class B                   118,100      288,558             0.0%
    Centrais Eletricas Santa Catarina                             6,450       21,299             0.0%
    Cia Brasileira de Distribuicao                               62,914      827,859             0.1%
    Cia de Gas de Sao Paulo - COMGAS Class A                     11,121      116,497             0.0%
    Cia de Saneamento do Parana                                     100           97             0.0%
    Cia de Transmissao de Energia Eletrica Paulista              22,835      262,770             0.0%
    Cia Energetica de Minas Gerais                              392,503      728,442             0.1%
    Cia Energetica de Sao Paulo Class B                         109,200      458,350             0.1%
    Cia Energetica do Ceara Class A                               4,482       45,889             0.0%
    Cia Ferro Ligas da Bahia - Ferbasa                           18,300       35,046             0.0%
    Cia Paranaense de Energia                                    48,968      412,289             0.1%
*   Eletropaulo Metropolitana Eletricidade de Sao Paulo SA       80,195      206,002             0.0%
    Eucatex SA Industria e Comercio                               6,800        5,006             0.0%
*   Gol Linhas Aereas Inteligentes SA                            56,900       52,370             0.0%
    Itau Unibanco Holding SA                                  1,005,395    6,905,065             0.7%
    Itau Unibanco Holding SA ADR                                247,298    1,693,989             0.2%
    Lojas Americanas SA                                         237,036    1,027,445             0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
BRAZIL -- (Continued)
    Makira Empreendimentos SA                                 2,567,000 $    73,218             0.0%
    Marcopolo SA                                                219,811     111,052             0.0%
*   Oi SA                                                        23,871      13,123             0.0%
*   Petroleo Brasileiro SA                                      673,593   1,345,546             0.2%
*   Petroleo Brasileiro SA Sponsored ADR                        176,992     706,198             0.1%
    Randon SA Implementos e Participacoes                        75,826      55,608             0.0%
    Suzano Papel e Celulose SA Class A                           96,000     411,720             0.1%
    Telefonica Brasil SA                                         91,469     947,394             0.1%
    Usinas Siderurgicas de Minas Gerais SA Class A              318,700     229,544             0.0%
    Vale SA                                                      81,749     297,383             0.0%
    Vale SA Sponsored ADR                                       243,245     875,682             0.1%
                                                                        -----------             ---
TOTAL BRAZIL                                                             22,790,353             2.4%
                                                                        -----------             ---
CHILE -- (0.0%)
    Embotelladora Andina SA                                      18,695      54,890             0.0%
    Embotelladora Andina SA Class B                              64,098     234,689             0.0%
                                                                        -----------             ---
TOTAL CHILE                                                                 289,579             0.0%
                                                                        -----------             ---
COLOMBIA -- (0.1%)
    Avianca Holdings SA                                         177,354      90,605             0.0%
    Banco Davivienda SA                                          34,674     285,100             0.1%
    Grupo Aval Acciones y Valores SA                            537,790     215,339             0.0%
    Grupo de Inversiones Suramericana SA                         12,516     157,087             0.0%
                                                                        -----------             ---
TOTAL COLOMBIA                                                              748,131             0.1%
                                                                        -----------             ---
TOTAL PREFERRED STOCKS                                                   23,828,063             2.5%
                                                                        -----------             ---

RIGHTS/WARRANTS -- (0.0%)

CHINA -- (0.0%)
*   Ju Teng International Holdings, Ltd. Warrants 10/14/16       39,500       1,427             0.0%
                                                                        -----------             ---

HONG KONG -- (0.0%)
*   Real Nutriceutical Group, Ltd. Rights 11/05/15               76,725         990             0.0%
                                                                        -----------             ---

MALAYSIA -- (0.0%)
*   CB Industrial Product Holdings Bhd Warrants 11/06/19         12,047         939             0.0%
*   KNM Group Bhd Warrants 04/20/21                             104,298       3,399             0.0%
*   LBS Bina Group Bhd Warrants 10/04/20                         29,525       1,821             0.0%
*   Matrix Concept Holdings Bhd Warrants 07/20/20                19,000       1,835             0.0%
*   O.S.K. Holdings Bhd Warrants 07/22/20                        83,452       6,508             0.0%
*   WCT Holdings Bhd Warrants 08/27/20                          125,860       4,102             0.0%
                                                                        -----------             ---
TOTAL MALAYSIA                                                               18,604             0.0%
                                                                        -----------             ---

POLAND -- (0.0%)
*   Hawe SA Rights 09/30/15                                      30,550          --             0.0%
                                                                        -----------             ---

SOUTH KOREA -- (0.0%)
*   Dawonsys Co., Ltd. Rights 12/08/15                              588       2,708             0.0%
*   Mirae Asset Securities Co., Ltd. Rights 11/05/15              8,570      20,296             0.0%
*   Sewon Cellontech Co., Ltd. Rights 11/12/15                    1,979       1,875             0.0%
#*  SK Chemicals Co., Ltd. Rights 12/04/15                          677       5,701             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                           PERCENTAGE
                                                                 SHARES      VALUE++     OF NET ASSETS**
                                                                --------- -------------- ---------------
SOUTH KOREA -- (Continued)
*     Sungchang Enterprise Holdings, Ltd. Rights 12/14/15             331 $        1,669             0.0%
                                                                          --------------           -----
TOTAL SOUTH KOREA                                                                 32,249             0.0%
                                                                          --------------           -----

TAIWAN -- (0.0%)
*     Taichung Commercial Bank Rights 11/23/15                     35,204             --             0.0%
                                                                          --------------           -----

THAILAND -- (0.0%)
*     Italian-Thai Development PCL Warrants 05/13/19                   --             --             0.0%
*     Jasmine International PCL Warrants 07/05/20                       1             --             0.0%
*     Jay Mart PCL Rights 10/30/15                                 24,790             --             0.0%
*     Loxley PCL Warrants 09/30/17                                      1             --             0.0%
*     Raimon Land PCL Warrants 06/14/18                           285,700          1,607             0.0%
*     Workpoint Entertainment PCL Warrants 09/30/19                 2,163          1,064             0.0%
                                                                          --------------           -----
TOTAL THAILAND                                                                     2,671             0.0%
                                                                          --------------           -----
TOTAL RIGHTS/WARRANTS                                                             55,941             0.0%
                                                                          --------------           -----
BONDS -- (0.0%)
INDIA -- (0.0%)
      NTPC, Ltd., 8.490%                                        5,047,387          9,833             0.0%
                                                                          --------------           -----
TOTAL INVESTMENT SECURITIES                                                  956,202,793
                                                                          --------------

                                                                             VALUE+
                                                                          --------------
SECURITIES LENDING COLLATERAL -- (5.4%)
(S)@  DFA Short Term Investment Fund                            4,754,741     55,012,353             5.7%
                                                                          --------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $1,081,062,465)                       $1,011,215,146           105.3%
                                                                          ==============           =====

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                 LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                               ------------ ------------ ------- --------------
Common Stocks
   Brazil                      $  7,812,510 $ 45,690,470   --    $   53,502,980
   Canada                                 2           --   --                 2
   Chile                          5,868,692    9,459,743   --        15,328,435
   China                         18,162,586  121,528,704   --       139,691,290
   Colombia                       5,483,381           --   --         5,483,381
   Czech Republic                        --    2,023,410   --         2,023,410
   Egypt                                 --      907,321   --           907,321
   Greece                                --    3,041,088   --         3,041,088
   Hungary                               --    2,301,996   --         2,301,996
   India                          3,731,028  106,718,878   --       110,449,906
   Indonesia                      2,132,184   28,785,068   --        30,917,252
   Malaysia                              --   38,426,098   --        38,426,098
   Mexico                        58,339,960           13   --        58,339,973
   Peru                           2,012,905           --   --         2,012,905
   Philippines                      537,932   16,687,452   --        17,225,384
   Poland                                --   20,135,338   --        20,135,338
   Russia                           584,456   11,317,911   --        11,902,367
   South Africa                  11,765,807   67,428,235   --        79,194,042
   South Korea                    6,189,053  139,606,477   --       145,795,530
   Spain                                  3           --   --                 3
   Taiwan                        13,649,019  129,327,822   --       142,976,841
   Thailand                      32,012,809       64,939   --        32,077,748
   Turkey                           245,253   20,330,413   --        20,575,666
Preferred Stocks
   Brazil                         3,279,477   19,510,876   --        22,790,353
   Chile                                 --      289,579   --           289,579
   Colombia                         748,131           --   --           748,131
Rights/Warrants
   China                                 --        1,427   --             1,427
   Hong Kong                             --          990   --               990
   Malaysia                              --       18,604   --            18,604
   Poland                                --           --   --                --
   South Korea                           --       32,249   --            32,249
   Taiwan                                --           --   --                --
   Thailand                              --        2,671   --             2,671
Bonds
   India                                 --        9,833   --             9,833
Securities Lending Collateral            --   55,012,353   --        55,012,353
                               ------------ ------------   --    --------------
TOTAL                          $172,555,188 $838,659,958   --    $1,011,215,146
                               ============ ============   ==    ==============

                       TAX-MANAGED U.S. EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                   PERCENTAGE
                                                              SHARES   VALUE+    OF NET ASSETS**
                                                              ------ ----------- ---------------
COMMON STOCKS -- (92.1%)
Consumer Discretionary -- (13.0%)
*   1-800-Flowers.com, Inc. Class A                            3,914 $    38,866             0.0%
    A. H. Belo Corp. Class A                                   1,226       6,633             0.0%
    Aaron's, Inc.                                              7,750     191,192             0.0%
#   Abercrombie & Fitch Co. Class A                            8,850     187,531             0.0%
    Advance Auto Parts, Inc.                                   7,900   1,567,597             0.1%
*   Amazon.com, Inc.                                          47,000  29,417,300             1.2%
    AMC Entertainment Holdings, Inc. Class A                   1,721      47,104             0.0%
#*  AMC Networks, Inc. Class A                                 7,581     560,160             0.0%
#*  America's Car-Mart, Inc.                                   1,100      37,664             0.0%
#*  American Axle & Manufacturing Holdings, Inc.               7,152     158,488             0.0%
#   American Eagle Outfitters, Inc.                           21,200     323,936             0.0%
#*  American Public Education, Inc.                            2,200      47,806             0.0%
*   Apollo Education Group, Inc.                              10,210      74,125             0.0%
    Aramark                                                   27,135     823,547             0.0%
#   Arctic Cat, Inc.                                           2,500      51,350             0.0%
*   Asbury Automotive Group, Inc.                              2,900     229,680             0.0%
*   Ascena Retail Group, Inc.                                 21,519     286,633             0.0%
#*  Ascent Capital Group, Inc. Class A                         1,135      24,720             0.0%
#   Autoliv, Inc.                                             10,143   1,229,737             0.1%
*   AutoNation, Inc.                                           8,573     541,728             0.0%
*   AutoZone, Inc.                                             3,800   2,980,758             0.1%
*   Ballantyne Strong, Inc.                                    2,600      11,362             0.0%
*   Barnes & Noble Education, Inc.                             2,148      31,683             0.0%
    Barnes & Noble, Inc.                                       6,422      83,422             0.0%
    Bassett Furniture Industries, Inc.                           306       9,780             0.0%
    Beasley Broadcast Group, Inc. Class A                        325       1,375             0.0%
#*  Beazer Homes USA, Inc.                                       779      11,093             0.0%
#   bebe stores, Inc.                                          3,388       3,761             0.0%
#*  Bed Bath & Beyond, Inc.                                   22,104   1,318,062             0.1%
*   Belmond, Ltd. Class A                                     12,057     129,492             0.0%
#   Best Buy Co., Inc.                                        36,420   1,275,793             0.1%
    Big 5 Sporting Goods Corp.                                 2,146      19,636             0.0%
#   Big Lots, Inc.                                             5,898     271,898             0.0%
*   Biglari Holdings, Inc.                                         7       2,689             0.0%
#*  BJ's Restaurants, Inc.                                     3,098     132,997             0.0%
    Bloomin' Brands, Inc.                                     13,822     234,559             0.0%
#*  Blue Nile, Inc.                                            1,407      47,979             0.0%
    Bob Evans Farms, Inc.                                      3,500     151,445             0.0%
#   Bon-Ton Stores, Inc. (The)                                 2,096       6,602             0.0%
*   Books-A-Million, Inc.                                      1,295       4,105             0.0%
    BorgWarner, Inc.                                          25,687   1,099,917             0.1%
#*  Boyd Gaming Corp.                                          5,900     117,941             0.0%
*   Bravo Brio Restaurant Group, Inc.                          1,543      18,115             0.0%
*   Bridgepoint Education, Inc.                                1,683      13,043             0.0%
*   Bright Horizons Family Solutions, Inc.                     5,200     332,904             0.0%
    Brinker International, Inc.                                7,728     351,701             0.0%
#   Brunswick Corp.                                           10,948     589,112             0.0%
#   Buckle, Inc. (The)                                         3,112     110,289             0.0%
#*  Buffalo Wild Wings, Inc.                                   2,300     354,821             0.0%
*   Build-A-Bear Workshop, Inc.                                2,400      37,344             0.0%
*   Burlington Stores, Inc.                                    8,500     408,680             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  Cabela's, Inc.                                              5,310 $   207,993             0.0%
*   Cable One, Inc.                                               700     303,408             0.0%
#   Cablevision Systems Corp. Class A                          23,295     759,184             0.0%
#*  CalAtlantic Group, Inc.                                     8,144     310,205             0.0%
    Caleres, Inc.                                               5,187     158,515             0.0%
    Callaway Golf Co.                                          13,384     133,171             0.0%
*   Cambium Learning Group, Inc.                               11,314      54,420             0.0%
#   Capella Education Co.                                       1,400      63,210             0.0%
*   Career Education Corp.                                      6,800      24,548             0.0%
#*  CarMax, Inc.                                               24,738   1,459,789             0.1%
*   Carmike Cinemas, Inc.                                       3,469      88,841             0.0%
    Carnival Corp.                                             48,571   2,626,720             0.1%
#   Carriage Services, Inc.                                     2,167      46,612             0.0%
*   Carrols Restaurant Group, Inc.                              2,151      25,296             0.0%
    Carter's, Inc.                                              6,400     581,632             0.0%
    Cato Corp. (The) Class A                                    2,761     104,255             0.0%
#*  Cavco Industries, Inc.                                      1,157     114,080             0.0%
#   CBS Corp. Class A                                           5,128     259,451             0.0%
    CBS Corp. Class B                                          52,658   2,449,650             0.1%
#*  Central European Media Enterprises, Ltd. Class A              524       1,132             0.0%
#*  Charter Communications, Inc. Class A                       10,210   1,949,497             0.1%
#   Cheesecake Factory, Inc. (The)                              5,550     267,510             0.0%
#*  Cherokee, Inc.                                                542       9,837             0.0%
#   Chico's FAS, Inc.                                          18,000     248,760             0.0%
#   Children's Place, Inc. (The)                                2,340     125,588             0.0%
*   Chipotle Mexican Grill, Inc.                                3,685   2,359,248             0.1%
#   Choice Hotels International, Inc.                           4,283     224,044             0.0%
#*  Christopher & Banks Corp.                                     817       1,193             0.0%
    Churchill Downs, Inc.                                       1,444     212,023             0.0%
#*  Chuy's Holdings, Inc.                                       1,600      43,536             0.0%
    Cinemark Holdings, Inc.                                    12,617     447,146             0.0%
    Citi Trends, Inc.                                           1,200      31,884             0.0%
#*  Clear Channel Outdoor Holdings, Inc. Class A                3,850      28,798             0.0%
    ClubCorp Holdings, Inc.                                     3,819      78,060             0.0%
#   Coach, Inc.                                                28,168     878,842             0.0%
#   Collectors Universe, Inc.                                     600      10,374             0.0%
#   Columbia Sportswear Co.                                     3,554     194,937             0.0%
    Comcast Corp. Class A                                     246,803  15,454,804             0.6%
    Comcast Corp. Special Class A                              47,472   2,976,969             0.1%
#*  Conn's, Inc.                                                2,882      54,672             0.0%
    Cooper Tire & Rubber Co.                                    6,429     268,668             0.0%
#*  Cooper-Standard Holding, Inc.                                 404      26,276             0.0%
#   Core-Mark Holding Co., Inc.                                 2,700     219,483             0.0%
#   Cracker Barrel Old Country Store, Inc.                      2,300     316,158             0.0%
#*  Crocs, Inc.                                                 9,700     104,760             0.0%
#*  Crown Media Holdings, Inc. Class A                            130         753             0.0%
#   CSS Industries, Inc.                                        1,250      34,125             0.0%
    CST Brands, Inc.                                            8,177     293,800             0.0%
    Culp, Inc.                                                  1,492      44,775             0.0%
*   Cumulus Media, Inc. Class A                                 4,000       1,836             0.0%
#   Dana Holding Corp.                                         18,876     317,117             0.0%
    Darden Restaurants, Inc.                                   13,662     845,541             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Consumer Discretionary -- (Continued)
*   Deckers Outdoor Corp.                                       4,300 $  239,338             0.0%
#*  Del Frisco's Restaurant Group, Inc.                         1,881     25,337             0.0%
    Delphi Automotive P.L.C.                                   32,909  2,737,700             0.1%
*   Denny's Corp.                                               7,680     84,173             0.0%
#   Destination Maternity Corp.                                 1,600     11,088             0.0%
*   Destination XL Group, Inc.                                  4,200     24,528             0.0%
#   DeVry Education Group, Inc.                                 5,279    124,373             0.0%
#*  Diamond Resorts International, Inc.                         4,216    119,903             0.0%
#   Dick's Sporting Goods, Inc.                                11,039    491,787             0.0%
#   Dillard's, Inc. Class A                                     3,453    308,974             0.0%
#   DineEquity, Inc.                                            2,200    183,590             0.0%
#*  Discovery Communications, Inc. Class A                     18,981    558,801             0.0%
*   Discovery Communications, Inc. Class C                     33,712    927,754             0.1%
*   DISH Network Corp. Class A                                 26,102  1,643,643             0.1%
    Dollar General Corp.                                       34,201  2,317,802             0.1%
#*  Dollar Tree, Inc.                                          26,875  1,760,044             0.1%
#   Domino's Pizza, Inc.                                        6,704    715,116             0.0%
#*  Dorman Products, Inc.                                       2,578    120,341             0.0%
    DR Horton, Inc.                                            34,482  1,015,150             0.1%
#*  DreamWorks Animation SKG, Inc. Class A                      7,680    155,443             0.0%
    Drew Industries, Inc.                                       2,271    135,874             0.0%
#   DSW, Inc. Class A                                           9,116    227,353             0.0%
#   Dunkin' Brands Group, Inc.                                 10,785    446,607             0.0%
*   Entercom Communications Corp. Class A                       2,510     27,710             0.0%
    Entravision Communications Corp. Class A                    7,308     64,018             0.0%
    Ethan Allen Interiors, Inc.                                 2,900     78,909             0.0%
#*  EVINE Live, Inc.                                            3,000      7,740             0.0%
    EW Scripps Co. (The) Class A                                5,927    130,750             0.0%
    Expedia, Inc.                                              11,934  1,626,604             0.1%
*   Express, Inc.                                               8,200    158,260             0.0%
#*  Famous Dave's Of America, Inc.                              1,098     12,638             0.0%
#*  Federal-Mogul Holdings Corp.                                2,362     18,306             0.0%
#*  Fiesta Restaurant Group, Inc.                               2,996    105,939             0.0%
#   Finish Line, Inc. (The) Class A                             5,300     98,739             0.0%
#*  Five Below, Inc.                                            7,221    247,969             0.0%
    Flexsteel Industries, Inc.                                    300     13,047             0.0%
#   Foot Locker, Inc.                                          15,542  1,052,970             0.1%
    Ford Motor Co.                                            426,327  6,313,903             0.3%
#*  Fossil Group, Inc.                                          5,703    310,300             0.0%
*   Francesca's Holdings Corp.                                  4,263     60,577             0.0%
    Fred's, Inc. Class A                                        3,670     50,756             0.0%
*   FTD Cos., Inc.                                              3,370     95,438             0.0%
#*  Fuel Systems Solutions, Inc.                                1,392      8,658             0.0%
#*  G-III Apparel Group, Ltd.                                   4,400    242,396             0.0%
#*  Gaiam, Inc. Class A                                         1,309      8,967             0.0%
#   GameStop Corp. Class A                                     12,940    596,146             0.0%
*   Gaming Partners International Corp.                           800      7,424             0.0%
#   Gannett Co., Inc.                                          11,949    189,033             0.0%
#   Gap, Inc. (The)                                            27,680    753,450             0.0%
    Garmin, Ltd.                                               12,906    457,776             0.0%
    General Motors Co.                                        157,315  5,491,867             0.2%
#*  Genesco, Inc.                                               2,400    150,360             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Consumer Discretionary -- (Continued)
    Gentex Corp.                                               32,890 $   539,067             0.0%
*   Gentherm, Inc.                                              4,803     236,115             0.0%
#   Genuine Parts Co.                                          16,830   1,527,491             0.1%
    GNC Holdings, Inc. Class A                                 10,132     301,427             0.0%
    Goodyear Tire & Rubber Co. (The)                           28,675     941,687             0.1%
#*  GoPro, Inc. Class A                                         8,418     210,450             0.0%
#*  Gordmans Stores, Inc.                                         279         862             0.0%
    Graham Holdings Co. Class B                                   700     386,729             0.0%
#*  Grand Canyon Education, Inc.                                5,508     228,912             0.0%
*   Gray Television, Inc.                                       4,850      77,066             0.0%
#   Group 1 Automotive, Inc.                                    2,780     241,721             0.0%
#*  Groupon, Inc.                                              42,624     158,135             0.0%
#   Guess?, Inc.                                                6,590     138,719             0.0%
#   H&R Block, Inc.                                            30,701   1,143,919             0.1%
    Hanesbrands, Inc.                                          46,000   1,469,240             0.1%
    Harley-Davidson, Inc.                                      24,000   1,186,800             0.1%
    Harman International Industries, Inc.                       7,849     863,076             0.0%
    Harte-Hanks, Inc.                                           3,368      14,314             0.0%
#   Hasbro, Inc.                                               12,600     968,058             0.1%
    Haverty Furniture Cos., Inc.                                1,700      39,797             0.0%
*   Helen of Troy, Ltd.                                         4,100     406,761             0.0%
#*  hhgregg, Inc.                                               2,516      13,586             0.0%
#*  Hibbett Sports, Inc.                                        2,888      98,654             0.0%
    Hilton Worldwide Holdings, Inc.                            55,913   1,397,266             0.1%
    Home Depot, Inc. (The)                                    152,382  18,840,510             0.8%
    Hooker Furniture Corp.                                      1,300      32,266             0.0%
*   Horizon Global Corp.                                        1,471      12,930             0.0%
#*  Houghton Mifflin Harcourt Co.                              15,145     296,691             0.0%
    HSN, Inc.                                                   4,220     261,007             0.0%
#*  Hyatt Hotels Corp. Class A                                  4,993     251,647             0.0%
#*  Iconix Brand Group, Inc.                                    7,198     110,273             0.0%
#*  Installed Building Products, Inc.                             817      18,097             0.0%
#   International Game Technology P.L.C.                        5,056      82,008             0.0%
    International Speedway Corp. Class A                        2,075      71,982             0.0%
    Interpublic Group of Cos., Inc. (The)                      44,816   1,027,631             0.1%
#   Interval Leisure Group, Inc.                                4,458      78,684             0.0%
#*  iRobot Corp.                                                2,767      83,038             0.0%
*   Isle of Capri Casinos, Inc.                                 3,400      65,042             0.0%
#*  ITT Educational Services, Inc.                              1,300       4,290             0.0%
*   J Alexander's Holdings, Inc.                                1,458      14,055             0.0%
    Jack in the Box, Inc.                                       4,400     327,932             0.0%
#*  JAKKS Pacific, Inc.                                         2,151      17,036             0.0%
#*  JC Penney Co., Inc.                                        31,446     288,360             0.0%
    John Wiley & Sons, Inc. Class A                             5,120     267,930             0.0%
    Johnson Controls, Inc.                                     74,096   3,347,657             0.1%
    Johnson Outdoors, Inc. Class A                              1,187      25,437             0.0%
    Journal Media Group, Inc.                                   1,815      22,216             0.0%
*   K12, Inc.                                                   2,215      21,508             0.0%
#*  Kate Spade & Co.                                           12,745     229,028             0.0%
#   KB Home                                                     8,900     116,590             0.0%
    Kirkland's, Inc.                                            1,502      34,531             0.0%
    Kohl's Corp.                                               23,760   1,095,811             0.1%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Consumer Discretionary -- (Continued)
*   Kona Grill, Inc.                                            1,120 $    15,400             0.0%
*   Krispy Kreme Doughnuts, Inc.                                5,319      72,817             0.0%
    L Brands, Inc.                                             27,667   2,655,479             0.1%
*   La Quinta Holdings, Inc.                                    3,297      49,950             0.0%
    La-Z-Boy, Inc.                                              6,000     171,300             0.0%
*   Lakeland Industries, Inc.                                   1,000      12,350             0.0%
#*  Lands' End, Inc.                                            1,303      32,158             0.0%
#   Las Vegas Sands Corp.                                      46,189   2,286,817             0.1%
*   LeapFrog Enterprises, Inc.                                  5,500       4,400             0.0%
    Lear Corp.                                                  8,900   1,113,034             0.1%
    Leggett & Platt, Inc.                                      15,277     687,923             0.0%
#   Lennar Corp. Class A                                       19,916     997,194             0.1%
    Lennar Corp. Class B                                        1,241      51,427             0.0%
    Libbey, Inc.                                                2,200      74,008             0.0%
*   Liberty Broadband Corp. Class A                             2,694     146,985             0.0%
*   Liberty Broadband Corp. Class C                             7,136     383,703             0.0%
*   Liberty Interactive Corp., QVC Group Class A               55,690   1,524,235             0.1%
*   Liberty Media Corp. Class A                                10,779     439,352             0.0%
*   Liberty Media Corp. Class B                                   200       8,171             0.0%
*   Liberty Media Corp. Class C                                22,658     887,061             0.0%
*   Liberty TripAdvisor Holdings, Inc. Class A                  6,644     207,226             0.0%
*   Liberty Ventures Series A                                  14,561     634,423             0.0%
    Lifetime Brands, Inc.                                         300       4,611             0.0%
    Lions Gate Entertainment Corp.                             11,942     465,380             0.0%
#   Lithia Motors, Inc. Class A                                 2,487     291,949             0.0%
*   Live Nation Entertainment, Inc.                            17,286     471,562             0.0%
*   LKQ Corp.                                                  34,847   1,031,820             0.1%
*   Loral Space & Communications, Inc.                          1,300      58,123             0.0%
    Lowe's Cos., Inc.                                         109,012   8,048,356             0.3%
*   Luby's, Inc.                                                1,849       8,616             0.0%
#*  Lululemon Athletica, Inc.                                  11,930     586,598             0.0%
#*  Lumber Liquidators Holdings, Inc.                           2,649      36,609             0.0%
*   M/I Homes, Inc.                                             2,750      63,113             0.0%
    Macy's, Inc.                                               38,835   1,979,808             0.1%
*   Madison Square Garden Co. (The) Class A                     2,400     428,400             0.0%
    Marcus Corp. (The)                                          2,400      49,656             0.0%
    Marine Products Corp.                                       1,898      13,419             0.0%
#*  MarineMax, Inc.                                             1,700      26,860             0.0%
#   Marriott International, Inc. Class A                       26,226   2,013,632             0.1%
    Marriott Vacations Worldwide Corp.                          2,389     153,852             0.0%
#*  Martha Stewart Living Omnimedia, Inc. Class A               2,700      16,308             0.0%
#   Mattel, Inc.                                               36,665     901,226             0.1%
*   McClatchy Co. (The) Class A                                 4,300       5,977             0.0%
    McDonald's Corp.                                          111,275  12,490,619             0.5%
#   MDC Holdings, Inc.                                          4,445     115,526             0.0%
#*  Media General, Inc.                                         3,778      56,141             0.0%
#   Men's Wearhouse, Inc. (The)                                 5,635     225,287             0.0%
    Meredith Corp.                                              3,107     146,091             0.0%
*   Meritage Homes Corp.                                        3,700     130,462             0.0%
#*  MGM Resorts International                                  40,164     931,403             0.1%
#*  Michael Kors Holdings, Ltd.                                21,453     828,944             0.0%
*   Michaels Cos., Inc. (The)                                   2,967      69,368             0.0%

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TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE+    OF NET ASSETS**
                                                              ------ ----------- ---------------
Consumer Discretionary -- (Continued)
*   Modine Manufacturing Co.                                   3,907 $    32,702             0.0%
*   Mohawk Industries, Inc.                                    7,194   1,406,427             0.1%
*   Monarch Casino & Resort, Inc.                              1,845      40,479             0.0%
#   Monro Muffler Brake, Inc.                                  3,878     287,631             0.0%
#*  Motorcar Parts of America, Inc.                            2,528      85,092             0.0%
#   Movado Group, Inc.                                         2,362      60,798             0.0%
*   MSG Networks, Inc. Class A                                 7,200     147,744             0.0%
*   Murphy USA, Inc.                                           4,848     297,522             0.0%
    NACCO Industries, Inc. Class A                               387      17,349             0.0%
    Nathan's Famous, Inc.                                        509      20,279             0.0%
    National CineMedia, Inc.                                   6,419      91,150             0.0%
*   Nautilus, Inc.                                             4,149      70,699             0.0%
#*  Netflix, Inc.                                             46,669   5,057,986             0.2%
*   New York & Co., Inc.                                       5,059      13,255             0.0%
    New York Times Co. (The) Class A                          14,000     185,920             0.0%
    Newell Rubbermaid, Inc.                                   30,834   1,308,287             0.1%
    News Corp. Class A                                        41,104     633,002             0.0%
    News Corp. Class B                                        11,390     176,317             0.0%
    Nexstar Broadcasting Group, Inc. Class A                   2,793     148,671             0.0%
    NIKE, Inc. Class B                                        80,163  10,503,758             0.4%
#   Nordstrom, Inc.                                           17,146   1,118,091             0.1%
*   Norwegian Cruise Line Holdings, Ltd.                      18,043   1,147,896             0.1%
#   Nutrisystem, Inc.                                          2,651      61,318             0.0%
*   NVR, Inc.                                                    500     818,880             0.0%
*   O'Reilly Automotive, Inc.                                 12,850   3,549,941             0.2%
*   Office Depot, Inc.                                        52,875     402,907             0.0%
#   Omnicom Group, Inc.                                       28,835   2,160,318             0.1%
#   Outerwall, Inc.                                            2,800     168,000             0.0%
#*  Overstock.com, Inc.                                        1,830      28,658             0.0%
    Oxford Industries, Inc.                                    1,382     100,637             0.0%
#*  Panera Bread Co. Class A                                   3,075     545,413             0.0%
#   Papa John's International, Inc.                            3,800     266,646             0.0%
#*  Penn National Gaming, Inc.                                 6,827     121,930             0.0%
    Penske Automotive Group, Inc.                              4,700     229,548             0.0%
*   Pep Boys-Manny, Moe & Jack (The)                           4,332      65,153             0.0%
*   Perry Ellis International, Inc.                              969      20,804             0.0%
#   PetMed Express, Inc.                                       2,200      37,004             0.0%
    Pier 1 Imports, Inc.                                      10,500      77,910             0.0%
*   Pinnacle Entertainment, Inc.                               5,500     192,555             0.0%
#   Polaris Industries, Inc.                                   6,994     785,706             0.0%
#   Pool Corp.                                                 5,100     415,854             0.0%
#*  Popeyes Louisiana Kitchen, Inc.                            2,600     146,744             0.0%
*   Priceline Group, Inc. (The)                                6,082   8,844,688             0.4%
    PulteGroup, Inc.                                          36,663     672,033             0.0%
#   PVH Corp.                                                  8,755     796,267             0.0%
    Ralph Lauren Corp.                                         6,300     697,851             0.0%
*   RCI Hospitality Holdings, Inc.                             1,000       9,940             0.0%
*   Red Lion Hotels Corp.                                      2,034      16,658             0.0%
#*  Red Robin Gourmet Burgers, Inc.                            1,300      97,357             0.0%
#   Regal Entertainment Group Class A                          9,436     182,870             0.0%
#*  Regis Corp.                                                4,556      75,265             0.0%
    Remy International, Inc.                                   1,509      44,500             0.0%

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CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#   Rent-A-Center, Inc.                                         6,145 $   113,007             0.0%
*   Rentrak Corp.                                               1,137      62,740             0.0%
#   Restaurant Brands International, Inc.                      23,594     947,535             0.1%
#*  Restoration Hardware Holdings, Inc.                         4,568     470,915             0.0%
    Rocky Brands, Inc.                                            231       2,945             0.0%
    Ross Stores, Inc.                                          48,000   2,427,840             0.1%
    Royal Caribbean Cruises, Ltd.                              21,000   2,065,350             0.1%
*   Ruby Tuesday, Inc.                                          5,370      28,085             0.0%
    Ruth's Hospitality Group, Inc.                              4,284      66,445             0.0%
#   Saga Communications, Inc. Class A                             676      29,082             0.0%
    Salem Media Group, Inc.                                       400       2,516             0.0%
*   Sally Beauty Holdings, Inc.                                17,735     416,950             0.0%
#   Scholastic Corp.                                            2,600     106,262             0.0%
#*  Scientific Games Corp. Class A                              5,774      64,034             0.0%
#   Scripps Networks Interactive, Inc. Class A                  9,189     552,075             0.0%
#   SeaWorld Entertainment, Inc.                                6,236     124,283             0.0%
*   Select Comfort Corp.                                        5,594     118,593             0.0%
    Service Corp. International                                22,783     643,848             0.0%
*   ServiceMaster Global Holdings, Inc.                         7,315     260,780             0.0%
*   Shiloh Industries, Inc.                                     1,564      11,793             0.0%
    Shoe Carnival, Inc.                                           771      17,324             0.0%
#*  Shutterfly, Inc.                                            3,662     152,742             0.0%
    Signet Jewelers, Ltd.                                       8,700   1,313,178             0.1%
#   Sinclair Broadcast Group, Inc. Class A                      7,300     219,073             0.0%
#*  Sirius XM Holdings, Inc.                                  290,576   1,185,550             0.1%
#   Six Flags Entertainment Corp.                               8,578     446,399             0.0%
*   Sizmek, Inc.                                                2,200      13,046             0.0%
*   Skechers U.S.A., Inc. Class A                              14,100     439,920             0.0%
*   Skyline Corp.                                                 800       2,800             0.0%
*   Smith & Wesson Holding Corp.                                2,681      47,883             0.0%
#   Sonic Automotive, Inc. Class A                              4,001      99,785             0.0%
#   Sonic Corp.                                                 6,463     184,454             0.0%
#   Sotheby's                                                   7,207     249,723             0.0%
    Spartan Motors, Inc.                                        3,375      13,939             0.0%
    Speedway Motorsports, Inc.                                  2,352      43,441             0.0%
#   Stage Stores, Inc.                                          3,250      31,623             0.0%
    Standard Motor Products, Inc.                               1,900      84,075             0.0%
*   Stanley Furniture Co., Inc.                                   637       1,790             0.0%
    Staples, Inc.                                              69,757     906,143             0.1%
    Starbucks Corp.                                           173,715  10,869,348             0.5%
    Starwood Hotels & Resorts Worldwide, Inc.                  21,047   1,681,024             0.1%
*   Starz Class A                                              11,477     384,594             0.0%
*   Starz Class B                                                 200       6,660             0.0%
    Stein Mart, Inc.                                            3,347      29,654             0.0%
*   Steiner Leisure, Ltd.                                       1,400      88,704             0.0%
#*  Steven Madden, Ltd.                                         6,892     240,186             0.0%
*   Stoneridge, Inc.                                            3,400      43,146             0.0%
#*  Strayer Education, Inc.                                     1,137      60,170             0.0%
    Sturm Ruger & Co., Inc.                                     1,900     108,186             0.0%
    Superior Industries International, Inc.                     2,200      43,296             0.0%
    Superior Uniform Group, Inc.                                  324       5,521             0.0%
*   Systemax, Inc.                                              1,666      15,444             0.0%

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CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Consumer Discretionary -- (Continued)
*   Tandy Leather Factory, Inc.                                   663 $     5,032             0.0%
    Target Corp.                                               69,726   5,381,453             0.2%
#*  Taylor Morrison Home Corp. Class A                          2,813      51,844             0.0%
    TEGNA, Inc.                                                23,899     646,229             0.0%
#*  Tempur-Pedic International, Inc.                            7,223     562,238             0.0%
*   Tenneco, Inc.                                               6,595     373,211             0.0%
#*  Tesla Motors, Inc.                                         11,301   2,338,516             0.1%
#   Texas Roadhouse, Inc.                                       6,800     233,580             0.0%
    Thor Industries, Inc.                                       4,861     262,883             0.0%
    Tiffany & Co.                                              14,475   1,193,319             0.1%
#*  Tile Shop Holdings, Inc.                                    1,665      24,159             0.0%
    Time Warner Cable, Inc.                                    30,963   5,864,392             0.2%
    Time Warner, Inc.                                          98,792   7,442,989             0.3%
    Time, Inc.                                                 12,349     229,444             0.0%
    TJX Cos., Inc. (The)                                       77,442   5,667,980             0.2%
*   Toll Brothers, Inc.                                        18,465     664,186             0.0%
*   TopBuild Corp.                                              4,258     119,778             0.0%
*   Tower International, Inc.                                   2,300      63,181             0.0%
#*  Town Sports International Holdings, Inc.                    2,129       6,195             0.0%
#   Tractor Supply Co.                                         15,088   1,393,980             0.1%
*   TRI Pointe Group, Inc.                                      2,846      36,941             0.0%
#*  TripAdvisor, Inc.                                          12,916   1,082,102             0.1%
#*  Tuesday Morning Corp.                                       3,200      17,312             0.0%
#*  Tumi Holdings, Inc.                                         5,091      81,609             0.0%
#   Tupperware Brands Corp.                                     6,100     359,107             0.0%
    Twenty-First Century Fox, Inc. Class A                    147,167   4,516,555             0.2%
    Twenty-First Century Fox, Inc. Class B                     50,663   1,564,473             0.1%
#*  Ulta Salon Cosmetics & Fragrance, Inc.                      6,922   1,204,151             0.1%
#*  Under Armour, Inc. Class A                                 20,543   1,953,228             0.1%
*   Unifi, Inc.                                                 1,766      54,022             0.0%
*   Universal Electronics, Inc.                                 1,700      80,869             0.0%
#   Universal Technical Institute, Inc.                         2,300       9,775             0.0%
#*  Urban Outfitters, Inc.                                     12,450     356,070             0.0%
    Vail Resorts, Inc.                                          4,200     479,514             0.0%
#*  Vera Bradley, Inc.                                          2,206      27,597             0.0%
    VF Corp.                                                   39,000   2,633,280             0.1%
    Viacom, Inc. Class A                                        1,192      61,185             0.0%
    Viacom, Inc. Class B                                       40,574   2,000,704             0.1%
*   Vista Outdoor, Inc.                                         7,300     326,456             0.0%
*   Visteon Corp.                                               4,607     502,485             0.0%
#*  Vitamin Shoppe, Inc.                                        2,565      73,590             0.0%
#*  VOXX International Corp.                                    1,966      10,145             0.0%
    Walt Disney Co. (The)                                     188,861  21,481,050             0.9%
#*  Weight Watchers International, Inc.                         2,900      44,602             0.0%
#   Wendy's Co. (The)                                          33,225     304,341             0.0%
*   West Marine, Inc.                                           2,681      27,293             0.0%
    Whirlpool Corp.                                             8,729   1,397,862             0.1%
#*  William Lyon Homes Class A                                    418       8,920             0.0%
#   Williams-Sonoma, Inc.                                      10,060     741,925             0.0%
#   Winmark Corp.                                                 300      30,225             0.0%
#   Winnebago Industries, Inc.                                  2,736      57,429             0.0%
    Wolverine World Wide, Inc.                                 10,800     200,556             0.0%

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CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES     VALUE+    OF NET ASSETS**
                                                              ------- ------------ ---------------
Consumer Discretionary -- (Continued)
    Wyndham Worldwide Corp.                                    15,302 $  1,244,818             0.1%
#   Wynn Resorts, Ltd.                                          8,681      607,236             0.0%
    Yum! Brands, Inc.                                          49,335    3,498,345             0.2%
*   Zagg, Inc.                                                    171        1,450             0.0%
#*  Zumiez, Inc.                                                2,400       41,952             0.0%
                                                                      ------------            ----
Total Consumer Discretionary                                           352,017,890            14.1%
                                                                      ------------            ----
Consumer Staples -- (8.4%)
#   Alico, Inc.                                                   496       21,174             0.0%
*   Alliance One International, Inc.                              876       15,418             0.0%
    Altria Group, Inc.                                        231,126   13,976,189             0.6%
    Andersons, Inc. (The)                                       2,677       94,766             0.0%
    Archer-Daniels-Midland Co.                                 71,490    3,264,233             0.1%
#   Avon Products, Inc.                                        44,150      177,925             0.0%
#   B&G Foods, Inc.                                             6,542      237,409             0.0%
#*  Boston Beer Co., Inc. (The) Class A                         1,085      238,255             0.0%
#*  Boulder Brands, Inc.                                        7,136       63,225             0.0%
#   Brown-Forman Corp. Class A                                  8,651      992,702             0.0%
#   Brown-Forman Corp. Class B                                 13,394    1,422,175             0.1%
    Bunge, Ltd.                                                16,135    1,177,210             0.1%
#   Cal-Maine Foods, Inc.                                       4,200      224,532             0.0%
    Calavo Growers, Inc.                                        2,564      131,815             0.0%
#   Campbell Soup Co.                                          21,836    1,109,050             0.0%
#   Casey's General Stores, Inc.                                4,702      499,446             0.0%
#*  Central Garden & Pet Co.                                    1,175       18,694             0.0%
*   Central Garden & Pet Co. Class A                            3,229       54,506             0.0%
#*  Chefs' Warehouse, Inc. (The)                                1,231       18,650             0.0%
#   Church & Dwight Co., Inc.                                  15,091    1,299,184             0.1%
#   Clorox Co. (The)                                           14,629    1,783,860             0.1%
#   Coca-Cola Bottling Co. Consolidated                           481      101,592             0.0%
    Coca-Cola Co. (The)                                       488,954   20,707,202             0.8%
    Coca-Cola Enterprises, Inc.                                27,588    1,416,368             0.1%
#   Colgate-Palmolive Co.                                     101,426    6,729,615             0.3%
    ConAgra Foods, Inc.                                        49,808    2,019,714             0.1%
    Constellation Brands, Inc. Class A                         20,003    2,696,404             0.1%
    Costco Wholesale Corp.                                     51,466    8,137,804             0.3%
    Coty, Inc. Class A                                         10,593      306,667             0.0%
    CVS Health Corp.                                          132,004   13,039,355             0.5%
*   Darling Ingredients, Inc.                                  14,890      150,687             0.0%
#   Dean Foods Co.                                             10,084      182,621             0.0%
*   Diamond Foods, Inc.                                         2,340       92,711             0.0%
    Dr Pepper Snapple Group, Inc.                              22,078    1,973,111             0.1%
    Edgewell Personal Care Co.                                  7,514      636,511             0.0%
    Energizer Holdings, Inc.                                    7,200      308,376             0.0%
    Estee Lauder Cos., Inc. (The) Class A                      26,419    2,125,673             0.1%
*   Farmer Bros Co.                                             1,300       36,894             0.0%
    Flowers Foods, Inc.                                        22,804      615,708             0.0%
    Fresh Del Monte Produce, Inc.                               3,973      181,288             0.0%
#*  Fresh Market, Inc. (The)                                    4,133      102,994             0.0%
    General Mills, Inc.                                        69,107    4,015,808             0.2%
#*  Hain Celestial Group, Inc. (The)                           12,400      618,140             0.0%
#*  Herbalife, Ltd.                                             8,600      481,944             0.0%

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TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Consumer Staples -- (Continued)
    Hershey Co. (The)                                          17,222 $ 1,527,419             0.1%
    Hormel Foods Corp.                                         16,600   1,121,330             0.1%
#*  HRG Group, Inc.                                            10,900     146,605             0.0%
#   Ingles Markets, Inc. Class A                                1,110      55,433             0.0%
    Ingredion, Inc.                                             8,346     793,371             0.0%
    Inter Parfums, Inc.                                         1,760      48,611             0.0%
#*  Inventure Foods, Inc.                                       1,529      13,241             0.0%
    J&J Snack Foods Corp.                                       1,491     183,080             0.0%
    JM Smucker Co. (The)                                       13,289   1,559,996             0.1%
    John B. Sanfilippo & Son, Inc.                              1,301      84,201             0.0%
    Kellogg Co.                                                29,455   2,077,167             0.1%
#   Keurig Green Mountain, Inc.                                13,562     688,272             0.0%
    Kimberly-Clark Corp.                                       41,903   5,016,208             0.2%
    Kraft Heinz Co. (The)                                      71,977   5,612,047             0.2%
    Kroger Co. (The)                                          107,286   4,055,411             0.2%
    Lancaster Colony Corp.                                      2,100     238,812             0.0%
*   Landec Corp.                                                3,992      49,102             0.0%
#*  Lifeway Foods, Inc.                                           315       3,575             0.0%
#   McCormick & Co., Inc.(579780107)                              607      51,027             0.0%
#   McCormick & Co., Inc.(579780206)                           13,305   1,117,354             0.0%
    Mead Johnson Nutrition Co.                                 22,934   1,880,588             0.1%
#*  Medifast, Inc.                                              2,100      58,737             0.0%
    MGP Ingredients, Inc.                                         233       4,038             0.0%
    Molson Coors Brewing Co. Class B                           16,505   1,454,091             0.1%
    Mondelez International, Inc. Class A                      191,295   8,830,177             0.4%
*   Monster Beverage Corp.                                     17,048   2,323,983             0.1%
#*  National Beverage Corp.                                     1,044      39,296             0.0%
*   Natural Alternatives International, Inc.                    1,000       5,910             0.0%
#   Nu Skin Enterprises, Inc. Class A                           6,221     237,704             0.0%
*   Nutraceutical International Corp.                           1,459      35,746             0.0%
    Oil-Dri Corp. of America                                      641      20,115             0.0%
*   Omega Protein Corp.                                         2,100      38,220             0.0%
    PepsiCo, Inc.                                             173,987  17,779,732             0.7%
    Philip Morris International, Inc.                         183,738  16,242,439             0.7%
#   Pilgrim's Pride Corp.                                       7,683     145,900             0.0%
    Pinnacle Foods, Inc.                                       11,998     528,872             0.0%
#*  Post Holdings, Inc.                                         7,167     460,623             0.0%
#   Pricesmart, Inc.                                            2,200     189,156             0.0%
    Procter & Gamble Co. (The)                                322,075  24,600,089             1.0%
*   Reliv International, Inc.                                   1,707       1,178             0.0%
*   Revlon, Inc. Class A                                        1,909      59,885             0.0%
    Reynolds American, Inc.                                    97,563   4,714,244             0.2%
#*  Rite Aid Corp.                                            114,155     899,541             0.0%
    Rocky Mountain Chocolate Factory, Inc.                        950      10,507             0.0%
#   Sanderson Farms, Inc.                                       2,050     142,496             0.0%
*   Seneca Foods Corp. Class A                                    500      14,590             0.0%
    Snyder's-Lance, Inc.                                        4,973     176,740             0.0%
    SpartanNash Co.                                             4,621     128,926             0.0%
#   Spectrum Brands Holdings, Inc.                              2,950     282,758             0.0%
#*  Sprouts Farmers Market, Inc.                               16,414     334,517             0.0%
*   SUPERVALU, Inc.                                            20,535     134,915             0.0%
#   Sysco Corp.                                                67,583   2,787,799             0.1%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES     VALUE+    OF NET ASSETS**
                                                              ------- ------------ ---------------
Consumer Staples -- (Continued)
#   Tootsie Roll Industries, Inc.                               2,110 $     66,971             0.0%
*   TreeHouse Foods, Inc.                                       4,730      405,077             0.0%
    Tyson Foods, Inc. Class A                                  35,188    1,560,940             0.1%
#*  United Natural Foods, Inc.                                  6,000      302,700             0.0%
    United-Guardian, Inc.                                         600       11,298             0.0%
    Universal Corp.                                             2,600      140,426             0.0%
*   USANA Health Sciences, Inc.                                   800      102,880             0.0%
#   Vector Group, Ltd.                                         10,288      249,484             0.0%
    Wal-Mart Stores, Inc.                                     186,437   10,671,654             0.4%
    Walgreens Boots Alliance, Inc.                            110,292    9,339,527             0.4%
    WD-40 Co.                                                   1,600      152,928             0.0%
    Weis Markets, Inc.                                          1,930       79,400             0.0%
*   WhiteWave Foods Co. (The)                                  20,291      831,525             0.0%
#   Whole Foods Market, Inc.                                   39,715    1,189,861             0.1%
                                                                      ------------             ---
Total Consumer Staples                                                 227,608,050             9.1%
                                                                      ------------             ---
Energy -- (6.3%)
    Adams Resources & Energy, Inc.                                300       13,338             0.0%
#   Alon USA Energy, Inc.                                       1,957       32,780             0.0%
    Anadarko Petroleum Corp.                                   59,485    3,978,357             0.2%
    Apache Corp.                                               42,300    1,993,599             0.1%
#*  Approach Resources, Inc.                                    2,871        6,776             0.0%
#*  Arch Coal, Inc.                                             1,884        2,826             0.0%
#   Atwood Oceanics, Inc.                                       6,359      105,241             0.0%
    Baker Hughes, Inc.                                         46,579    2,453,782             0.1%
#*  Basic Energy Services, Inc.                                 4,300       15,953             0.0%
#*  Bill Barrett Corp.                                          5,020       24,447             0.0%
#*  Bonanza Creek Energy, Inc.                                  2,888       16,433             0.0%
    Bristow Group, Inc.                                         3,865      134,231             0.0%
#*  C&J Energy Services, Ltd.                                   3,963       19,775             0.0%
    Cabot Oil & Gas Corp.                                      48,800    1,059,448             0.1%
#   California Resources Corp.                                 34,622      139,873             0.0%
*   Callon Petroleum Co.                                        6,510       56,507             0.0%
*   Cameron International Corp.                                23,759    1,615,850             0.1%
#   CARBO Ceramics, Inc.                                        2,120       37,142             0.0%
#*  Carrizo Oil & Gas, Inc.                                     5,283      198,799             0.0%
*   Cheniere Energy, Inc.                                      26,259    1,300,346             0.1%
#   Chesapeake Energy Corp.                                    68,738      490,102             0.0%
    Chevron Corp.                                             221,279   20,109,836             0.8%
    Cimarex Energy Co.                                         11,091    1,309,403             0.1%
#*  Clayton Williams Energy, Inc.                                 500       29,785             0.0%
#*  Clean Energy Fuels Corp.                                    7,414       41,889             0.0%
#*  Cloud Peak Energy, Inc.                                     5,872       17,440             0.0%
*   Cobalt International Energy, Inc.                          28,179      216,133             0.0%
    Columbia Pipeline Group, Inc.                              34,684      720,387             0.0%
#   Comstock Resources, Inc.                                    4,800       11,040             0.0%
*   Concho Resources, Inc.                                     13,610    1,577,535             0.1%
    ConocoPhillips                                            140,560    7,498,876             0.3%
#   CONSOL Energy, Inc.                                        24,000      159,840             0.0%
*   Contango Oil & Gas Co.                                        316        2,417             0.0%
#*  Continental Resources, Inc.                                 9,380      318,076             0.0%
#   Core Laboratories NV                                        5,577      648,772             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Energy -- (Continued)
#   CVR Energy, Inc.                                            2,684 $   119,331             0.0%
*   Dawson Geophysical Co.                                      1,639       5,327             0.0%
    Delek US Holdings, Inc.                                     5,595     152,184             0.0%
#   Denbury Resources, Inc.                                    36,370     128,750             0.0%
    Devon Energy Corp.                                         44,659   1,872,552             0.1%
    DHT Holdings, Inc.                                          6,363      50,013             0.0%
    Diamond Offshore Drilling, Inc.                             7,128     141,705             0.0%
#*  Diamondback Energy, Inc.                                    8,098     597,956             0.0%
#*  Dril-Quip, Inc.                                             4,231     260,460             0.0%
#*  Emerald Oil, Inc.                                              80         163             0.0%
    Energen Corp.                                               9,040     525,676             0.0%
#   Energy XXI, Ltd.                                            8,775      15,181             0.0%
    EnLink Midstream LLC                                        5,400     106,380             0.0%
    EOG Resources, Inc.                                        64,964   5,577,159             0.2%
#*  EP Energy Corp. Class A                                     3,876      21,357             0.0%
    EQT Corp.                                                  17,499   1,156,159             0.1%
*   Era Group, Inc.                                             2,200      30,602             0.0%
    Exterran Holdings, Inc.                                     6,100     132,614             0.0%
    Exxon Mobil Corp.                                         494,318  40,899,871             1.7%
*   FMC Technologies, Inc.                                     25,264     854,681             0.0%
#*  Forum Energy Technologies, Inc.                             2,493      33,032             0.0%
#   GasLog, Ltd.                                                2,473      28,613             0.0%
#*  Geospace Technologies Corp.                                 1,000      15,360             0.0%
    Green Plains, Inc.                                          3,514      72,072             0.0%
    Gulf Island Fabrication, Inc.                               1,100      11,121             0.0%
#   Gulfmark Offshore, Inc. Class A                             2,675      16,692             0.0%
*   Gulfport Energy Corp.                                      10,750     327,553             0.0%
    Halliburton Co.                                           101,057   3,878,568             0.2%
*   Helix Energy Solutions Group, Inc.                         10,766      62,227             0.0%
#   Helmerich & Payne, Inc.                                    11,191     629,718             0.0%
    Hess Corp.                                                 31,422   1,766,231             0.1%
    HollyFrontier Corp.                                        22,236   1,088,897             0.1%
#*  Hornbeck Offshore Services, Inc.                            3,129      42,273             0.0%
*   ION Geophysical Corp.                                      12,540       4,640             0.0%
#*  Key Energy Services, Inc.                                  13,668       7,181             0.0%
    Kinder Morgan, Inc.                                       212,727   5,818,083             0.2%
#*  Kosmos Energy, Ltd.                                        11,757      80,183             0.0%
#*  Laredo Petroleum Holdings, Inc.                             6,417      73,667             0.0%
#   LinnCo LLC                                                 12,996      30,151             0.0%
#   Marathon Oil Corp.                                         75,073   1,379,842             0.1%
    Marathon Petroleum Corp.                                   66,828   3,461,690             0.2%
#*  Matador Resources Co.                                       8,015     206,066             0.0%
*   Matrix Service Co.                                          3,244      73,639             0.0%
#*  McDermott International, Inc.                              24,310     112,069             0.0%
#*  Memorial Resource Development Corp.                         8,324     147,252             0.0%
#*  Mitcham Industries, Inc.                                    1,264       5,612             0.0%
#   Murphy Oil Corp.                                           19,314     549,097             0.0%
    Nabors Industries, Ltd.                                    35,307     354,482             0.0%
    National Oilwell Varco, Inc.                               45,185   1,700,763             0.1%
*   Natural Gas Services Group, Inc.                            1,600      36,032             0.0%
*   Newfield Exploration Co.                                   18,789     755,130             0.0%
#*  Newpark Resources, Inc.                                     9,500      53,770             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Energy -- (Continued)
#   Noble Corp. P.L.C.                                         26,000 $   350,220             0.0%
    Noble Energy, Inc.                                         42,361   1,518,218             0.1%
*   Nordic American Offshore, Ltd.                                 19         115             0.0%
#   Nordic American Tankers, Ltd.                               2,265      34,609             0.0%
#*  Northern Oil and Gas, Inc.                                  5,685      28,652             0.0%
#*  Nuverra Environmental Solutions, Inc.                       2,511       4,269             0.0%
#*  Oasis Petroleum, Inc.                                      10,181     118,405             0.0%
    Occidental Petroleum Corp.                                 90,956   6,779,860             0.3%
    Oceaneering International, Inc.                            11,442     480,793             0.0%
*   Oil States International, Inc.                              5,700     171,057             0.0%
#   ONEOK, Inc.                                                23,356     792,236             0.0%
#*  Overseas Shipholding Group, Inc. Class B                    2,700       9,450             0.0%
#   Panhandle Oil and Gas, Inc. Class A                         2,000      36,760             0.0%
#   Paragon Offshore P.L.C.                                     8,666       2,080             0.0%
#*  Parker Drilling Co.                                         9,114      26,066             0.0%
#*  Parsley Energy, Inc. Class A                                  234       4,149             0.0%
#   Patterson-UTI Energy, Inc.                                 15,402     229,336             0.0%
    PBF Energy, Inc. Class A                                    9,827     334,118             0.0%
#*  PDC Energy, Inc.                                            4,527     273,159             0.0%
#   Peabody Energy Corp.                                        1,846      23,610             0.0%
#*  PetroQuest Energy, Inc.                                     5,600       6,272             0.0%
*   PHI, Inc.                                                   1,795      34,177             0.0%
    Phillips 66                                                62,627   5,576,934             0.2%
*   Pioneer Energy Services Corp.                               8,743      20,196             0.0%
    Pioneer Natural Resources Co.                              16,566   2,271,861             0.1%
    QEP Resources, Inc.                                        18,400     284,464             0.0%
#   Range Resources Corp.                                      17,614     536,170             0.0%
#*  Rex Energy Corp.                                            7,121      16,093             0.0%
#*  RigNet, Inc.                                                1,066      31,980             0.0%
    Rowan Cos. P.L.C. Class A                                  13,381     263,338             0.0%
#   RPC, Inc.                                                   9,225     101,752             0.0%
#*  SandRidge Energy, Inc.                                     29,871      11,061             0.0%
    Schlumberger, Ltd.                                        149,255  11,665,771             0.5%
#   Scorpio Tankers, Inc.                                      18,204     166,021             0.0%
#*  SEACOR Holdings, Inc.                                       2,200     128,524             0.0%
    SemGroup Corp. Class A                                      4,659     212,217             0.0%
#*  Seventy Seven Energy, Inc.                                  4,909       5,596             0.0%
#   Ship Finance International, Ltd.                            6,400     109,376             0.0%
#   SM Energy Co.                                               7,000     233,450             0.0%
#*  Southwestern Energy Co.                                    38,383     423,748             0.0%
#   Spectra Energy Corp.                                       79,130   2,260,744             0.1%
#*  Stone Energy Corp.                                          5,600      31,304             0.0%
#   Superior Energy Services, Inc.                             16,418     232,479             0.0%
#*  Synergy Resources Corp.                                     6,315      70,665             0.0%
#   Targa Resources Corp.                                       4,587     262,147             0.0%
#   Teekay Corp.                                                4,349     139,733             0.0%
#   Tesco Corp.                                                 2,270      18,160             0.0%
    Tesoro Corp.                                               14,426   1,542,572             0.1%
*   TETRA Technologies, Inc.                                    8,150      54,931             0.0%
#   Tidewater, Inc.                                             5,500      67,925             0.0%
#   Transocean, Ltd.                                           41,056     649,917             0.0%
#*  Triangle Petroleum Corp.                                    7,783       9,340             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES     VALUE+    OF NET ASSETS**
                                                              ------- ------------ ---------------
Energy -- (Continued)
#*  Ultra Petroleum Corp.                                      16,709 $     91,565             0.0%
#*  Unit Corp.                                                  4,580       57,754             0.0%
#   US Silica Holdings, Inc.                                    5,584      100,847             0.0%
*   Vaalco Energy, Inc.                                         5,480       10,083             0.0%
    Valero Energy Corp.                                        58,700    3,869,504             0.2%
#   W&T Offshore, Inc.                                          3,644       11,879             0.0%
*   Weatherford International P.L.C.                           80,380      823,091             0.0%
    Western Refining, Inc.                                      9,794      407,626             0.0%
#*  Westmoreland Coal Co.                                         837        5,993             0.0%
#*  Whiting Petroleum Corp.                                    22,238      383,161             0.0%
    Williams Cos., Inc. (The)                                  82,857    3,267,880             0.1%
    World Fuel Services Corp.                                   8,045      357,681             0.0%
#*  WPX Energy, Inc.                                           21,687      148,773             0.0%
                                                                      ------------             ---
Total Energy                                                           170,018,778             6.8%
                                                                      ------------             ---
Financials -- (13.4%)
    1st Source Corp.                                            2,189       69,523             0.0%
#   ACE, Ltd.                                                  36,988    4,199,618             0.2%
*   Affiliated Managers Group, Inc.                             6,380    1,150,059             0.1%
    Aflac, Inc.                                                48,794    3,110,617             0.1%
    Alexander & Baldwin, Inc.                                   4,741      178,925             0.0%
*   Alleghany Corp.                                             1,869      927,529             0.1%
    Allied World Assurance Co. Holdings AG                     11,100      403,596             0.0%
    Allstate Corp. (The)                                       48,557    3,004,707             0.1%
*   Ally Financial, Inc.                                       49,552      987,076             0.1%
*   Altisource Asset Management Corp.                             240        5,904             0.0%
*   Altisource Portfolio Solutions SA                           2,400       64,344             0.0%
#*  Ambac Financial Group, Inc.                                 5,480       88,502             0.0%
#   American Equity Investment Life Holding Co.                 9,548      245,193             0.0%
    American Express Co.                                      105,433    7,724,022             0.3%
    American Financial Group, Inc.                              8,269      596,939             0.0%
    American International Group, Inc.                        153,979    9,709,916             0.4%
    American National Insurance Co.                             1,954      201,809             0.0%
*   American River Bankshares                                     882        9,182             0.0%
    Ameriprise Financial, Inc.                                 21,340    2,461,782             0.1%
#   Ameris Bancorp                                              3,851      121,307             0.0%
    AMERISAFE, Inc.                                             2,573      140,820             0.0%
    AmeriServ Financial, Inc.                                     100          331             0.0%
#   Amtrust Financial Services, Inc.                            4,355      297,098             0.0%
    Aon P.L.C.                                                 32,650    3,046,571             0.1%
*   Arch Capital Group, Ltd.                                   13,956    1,045,165             0.1%
    Argo Group International Holdings, Ltd.                     4,331      270,774             0.0%
#   Arrow Financial Corp.                                         943       26,027             0.0%
    Arthur J Gallagher & Co.                                   18,495      808,786             0.0%
#   Artisan Partners Asset Management, Inc. Class A             4,407      168,568             0.0%
    Aspen Insurance Holdings, Ltd.                              7,426      360,978             0.0%
#   Associated Banc-Corp                                       17,760      343,478             0.0%
    Assurant, Inc.                                              9,500      774,535             0.0%
    Assured Guaranty, Ltd.                                     18,300      502,152             0.0%
*   Asta Funding, Inc.                                            400        3,440             0.0%
    Astoria Financial Corp.                                     9,842      157,078             0.0%
*   Atlantic Coast Financial Corp.                                137          838             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Financials -- (Continued)
#*  Atlanticus Holdings Corp.                                     1,196 $     3,612             0.0%
#*  AV Homes, Inc.                                                1,000      13,240             0.0%
    Axis Capital Holdings, Ltd.                                  12,640     682,560             0.0%
    Baldwin & Lyons, Inc. Class B                                   562      13,055             0.0%
    Banc of California, Inc.                                        451       5,881             0.0%
    Bancfirst Corp.                                                 700      43,141             0.0%
#*  Bancorp, Inc. (The)                                           4,099      29,513             0.0%
    BancorpSouth, Inc.                                            9,405     234,467             0.0%
#   Bank Mutual Corp.                                             6,120      44,309             0.0%
    Bank of America Corp.                                     1,238,484  20,781,762             0.9%
#   Bank of Hawaii Corp.                                          5,000     327,400             0.0%
    Bank of New York Mellon Corp. (The)                         129,549   5,395,716             0.2%
#   Bank of the Ozarks, Inc.                                      9,976     499,000             0.0%
    BankFinancial Corp.                                           2,730      33,661             0.0%
    BankUnited, Inc.                                             12,135     451,179             0.0%
    Banner Corp.                                                  2,961     145,296             0.0%
    BB&T Corp.                                                   92,299   3,428,908             0.2%
    BBCN Bancorp, Inc.                                           10,613     178,192             0.0%
*   Beneficial Bancorp, Inc.                                      6,094      84,524             0.0%
*   Berkshire Hathaway, Inc. Class B                            222,171  30,219,699             1.2%
    Berkshire Hills Bancorp, Inc.                                 2,913      83,312             0.0%
    BGC Partners, Inc. Class A                                   21,435     185,413             0.0%
    BlackRock, Inc.                                              14,931   5,255,264             0.2%
    BNC Bancorp                                                     533      11,966             0.0%
#*  BofI Holding, Inc.                                            1,981     158,500             0.0%
#   BOK Financial Corp.                                           2,703     181,588             0.0%
    Boston Private Financial Holdings, Inc.                       8,785     100,676             0.0%
    Bridge Bancorp, Inc.                                            439      12,604             0.0%
    Brookline Bancorp, Inc.                                       6,047      68,633             0.0%
    Brown & Brown, Inc.                                          13,500     435,645             0.0%
#   Bryn Mawr Bank Corp.                                          1,149      33,470             0.0%
    Calamos Asset Management, Inc. Class A                        1,676      15,738             0.0%
#   Camden National Corp.                                           600      23,454             0.0%
#   Capital Bank Financial Corp. Class A                            649      20,963             0.0%
#   Capital City Bank Group, Inc.                                 1,069      16,505             0.0%
    Capital One Financial Corp.                                  63,137   4,981,509             0.2%
    Capitol Federal Financial, Inc.                              16,210     210,406             0.0%
    Cardinal Financial Corp.                                      5,005     113,764             0.0%
*   Cascade Bancorp                                               4,228      23,719             0.0%
#   Cash America International, Inc.                              2,940     101,518             0.0%
    Cathay General Bancorp                                        8,064     252,403             0.0%
    CBOE Holdings, Inc.                                          10,290     689,842             0.0%
*   CBRE Group, Inc. Class A                                     37,154   1,385,101             0.1%
    Centerstate Banks, Inc.                                       3,151      45,942             0.0%
    Central Pacific Financial Corp.                               1,299      29,046             0.0%
    Charles Schwab Corp. (The)                                  136,194   4,156,641             0.2%
    Chemical Financial Corp.                                      3,399     115,328             0.0%
    Chubb Corp. (The)                                            27,700   3,582,995             0.2%
#   Cincinnati Financial Corp.                                   17,109   1,030,475             0.1%
    CIT Group, Inc.                                              23,481   1,009,683             0.1%
    Citigroup, Inc.                                             358,535  19,063,306             0.8%
    Citizens Community Bancorp, Inc.                                600       5,328             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Financials -- (Continued)
#*  Citizens, Inc.                                             4,015 $   33,726             0.0%
#   City Holding Co.                                           1,857     88,820             0.0%
    City National Corp.                                        5,581    500,058             0.0%
#   Clifton Bancorp, Inc.                                      1,417     20,660             0.0%
    CME Group, Inc.                                           37,165  3,510,978             0.2%
    CNA Financial Corp.                                       12,294    449,469             0.0%
#   CNB Financial Corp.                                          280      5,202             0.0%
#   CNO Financial Group, Inc.                                 21,200    407,252             0.0%
    CoBiz Financial, Inc.                                      3,100     38,626             0.0%
#   Cohen & Steers, Inc.                                       2,055     62,862             0.0%
    Columbia Banking System, Inc.                              6,012    200,320             0.0%
    Comerica, Inc.                                            19,755    857,367             0.1%
#   Commerce Bancshares, Inc.                                 10,407    474,039             0.0%
#   Community Bank System, Inc.                                5,081    207,102             0.0%
    Community Trust Bancorp, Inc.                              1,749     60,288             0.0%
    ConnectOne Bancorp, Inc.                                   3,250     58,013             0.0%
#   Consolidated-Tomoka Land Co.                                 681     34,901             0.0%
*   Consumer Portfolio Services, Inc.                          1,025      5,556             0.0%
#*  Cowen Group, Inc. Class A                                  4,050     17,051             0.0%
#   Crawford & Co. Class A                                     3,717     20,852             0.0%
#   Crawford & Co. Class B                                     1,800     10,800             0.0%
#*  Credit Acceptance Corp.                                      897    169,614             0.0%
#   Cullen/Frost Bankers, Inc.                                 6,821    466,829             0.0%
#*  Customers Bancorp, Inc.                                    1,344     36,960             0.0%
#   CVB Financial Corp.                                       11,960    208,702             0.0%
    Diamond Hill Investment Group, Inc.                          293     58,615             0.0%
    Dime Community Bancshares, Inc.                            2,880     49,968             0.0%
    Discover Financial Services                               51,900  2,917,818             0.1%
    Donegal Group, Inc. Class A                                1,374     19,442             0.0%
*   E*TRADE Financial Corp.                                   32,990    940,545             0.1%
#*  Eagle Bancorp, Inc.                                        1,074     51,122             0.0%
    East West Bancorp, Inc.                                   17,146    692,527             0.0%
#   Eaton Vance Corp.                                         14,485    523,053             0.0%
*   eHealth, Inc.                                              2,800     33,460             0.0%
    EMC Insurance Group, Inc.                                  1,299     32,475             0.0%
    Employers Holdings, Inc.                                   3,900    103,233             0.0%
#*  Encore Capital Group, Inc.                                 2,794    113,716             0.0%
    Endurance Specialty Holdings, Ltd.                         7,396    466,909             0.0%
#*  Enova International, Inc.                                  2,690     34,970             0.0%
#*  Enstar Group, Ltd.                                           977    154,171             0.0%
    Enterprise Financial Services Corp.                        1,766     50,084             0.0%
    Erie Indemnity Co. Class A                                 3,100    271,126             0.0%
    ESSA Bancorp, Inc.                                           707      9,382             0.0%
    EverBank Financial Corp.                                   3,717     64,155             0.0%
    Evercore Partners, Inc. Class A                            4,125    222,750             0.0%
    Everest Re Group, Ltd.                                     6,000  1,067,820             0.1%
*   Ezcorp, Inc. Class A                                       4,723     31,455             0.0%
#   FactSet Research Systems, Inc.                             4,350    761,772             0.0%
    FBL Financial Group, Inc. Class A                          2,100    132,090             0.0%
    Federal Agricultural Mortgage Corp. Class C                1,380     40,517             0.0%
#   Federated Investors, Inc. Class B                         12,401    381,083             0.0%
#   Federated National Holding Co.                             1,029     31,678             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Financials -- (Continued)
    Fidelity Southern Corp.                                    1,153 $   24,155             0.0%
    Fifth Third Bancorp                                       89,101  1,697,374             0.1%
#   Financial Engines, Inc.                                    5,316    170,963             0.0%
    Financial Institutions, Inc.                                 807     21,079             0.0%
*   First Acceptance Corp.                                       181        516             0.0%
#   First American Financial Corp.                            12,079    460,572             0.0%
#*  First BanCorp(318672706)                                   8,881     33,659             0.0%
    First BanCorp(318910106)                                   1,500     27,795             0.0%
    First Busey Corp.                                          2,339     48,815             0.0%
#*  First Cash Financial Services, Inc.                        3,000    114,450             0.0%
    First Citizens BancShares, Inc. Class A                      822    210,547             0.0%
    First Commonwealth Financial Corp.                         9,645     88,638             0.0%
    First Community Bancshares, Inc.                           1,700     32,691             0.0%
    First Defiance Financial Corp.                             1,538     58,905             0.0%
    First Financial Bancorp                                    5,512    106,271             0.0%
#   First Financial Bankshares, Inc.                           7,170    238,474             0.0%
    First Financial Corp.                                      1,100     37,697             0.0%
    First Financial Northwest, Inc.                            2,411     30,258             0.0%
#   First Horizon National Corp.                              26,242    372,112             0.0%
    First Interstate Bancsystem, Inc. Class A                  1,219     34,571             0.0%
    First Merchants Corp.                                      3,650     95,740             0.0%
    First Midwest Bancorp, Inc.                                7,744    137,998             0.0%
#*  First NBC Bank Holding Co.                                   267      9,930             0.0%
    First Niagara Financial Group, Inc.                       42,517    440,051             0.0%
    First Republic Bank                                       16,018  1,046,136             0.1%
    First South Bancorp, Inc.                                  1,685     13,497             0.0%
    FirstMerit Corp.                                          17,936    337,017             0.0%
*   Flagstar Bancorp, Inc.                                     1,679     37,341             0.0%
    Flushing Financial Corp.                                   2,863     60,238             0.0%
#   FNB Corp.                                                 16,813    226,471             0.0%
    FNF Group                                                 25,329    893,607             0.1%
*   FNFV Group                                                 8,442     94,888             0.0%
*   Forest City Enterprises, Inc. Class A                     14,676    324,340             0.0%
#*  Forest City Enterprises, Inc. Class B                      3,286     73,376             0.0%
#*  Forestar Group, Inc.                                       3,501     49,539             0.0%
    Fox Chase Bancorp, Inc.                                      800     14,008             0.0%
    Franklin Resources, Inc.                                  43,500  1,773,060             0.1%
    Fulton Financial Corp.                                    20,459    274,560             0.0%
#   GAMCO Investors, Inc. Class A                                467     26,937             0.0%
#*  Genworth Financial, Inc. Class A                          57,056    267,022             0.0%
#   German American Bancorp, Inc.                              1,398     43,799             0.0%
    Glacier Bancorp, Inc.                                      8,340    228,182             0.0%
*   Global Indemnity P.L.C.                                    1,204     34,206             0.0%
    Goldman Sachs Group, Inc. (The)                           45,982  8,621,625             0.4%
    Great Southern Bancorp, Inc.                               1,100     53,163             0.0%
#*  Green Dot Corp. Class A                                    2,200     40,788             0.0%
#   Greenhill & Co., Inc.                                      2,931     75,678             0.0%
*   Greenlight Capital Re, Ltd. Class A                        2,682     58,897             0.0%
#   Guaranty Bancorp                                             319      5,257             0.0%
*   Hallmark Financial Services, Inc.                          1,034     13,432             0.0%
#   Hancock Holding Co.                                        8,126    224,278             0.0%
    Hanmi Financial Corp.                                      4,412    112,506             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Financials -- (Continued)
    Hanover Insurance Group, Inc. (The)                         4,956 $   417,543             0.0%
    Hartford Financial Services Group, Inc. (The)              49,236   2,277,657             0.1%
#   HCI Group, Inc.                                             1,104      48,145             0.0%
    Heartland Financial USA, Inc.                               1,732      63,807             0.0%
    Heritage Commerce Corp.                                     2,541      26,884             0.0%
#   Heritage Financial Corp.                                    2,274      41,887             0.0%
    HFF, Inc. Class A                                           4,757     164,212             0.0%
*   Hilltop Holdings, Inc.                                      7,641     160,232             0.0%
#   Home BancShares, Inc.                                       7,174     307,908             0.0%
*   HomeStreet, Inc.                                              784      16,409             0.0%
*   HomeTrust Bancshares, Inc.                                  1,062      20,114             0.0%
    HopFed Bancorp, Inc.                                          208       2,452             0.0%
    Horace Mann Educators Corp.                                 3,472     118,881             0.0%
#*  Howard Hughes Corp. (The)                                   3,811     470,963             0.0%
    Hudson City Bancorp, Inc.                                  50,766     513,752             0.0%
#   Huntington Bancshares, Inc.                                90,200     989,494             0.1%
    Iberiabank Corp.                                            4,544     275,503             0.0%
    Independence Holding Co.                                    2,640      35,798             0.0%
    Independent Bank Corp.                                      2,038      95,256             0.0%
#   Independent Bank Group, Inc.                                1,100      42,845             0.0%
    Infinity Property & Casualty Corp.                            800      64,416             0.0%
    Interactive Brokers Group, Inc. Class A                     7,303     300,445             0.0%
    Intercontinental Exchange, Inc.                            12,678   3,199,927             0.1%
#   International Bancshares Corp.                              6,326     170,486             0.0%
*   INTL. FCStone, Inc.                                         1,015      32,470             0.0%
    Invesco, Ltd.                                              47,368   1,571,197             0.1%
    Investment Technology Group, Inc.                           3,824      61,222             0.0%
    Investors Bancorp, Inc.                                    37,700     471,627             0.0%
#   Janus Capital Group, Inc.                                  17,800     276,434             0.0%
    Jones Lang LaSalle, Inc.                                    5,100     850,221             0.1%
    JPMorgan Chase & Co.                                      441,259  28,350,891             1.2%
*   KCG Holdings, Inc. Class A                                  1,596      19,934             0.0%
#   Kearny Financial Corp.                                      3,928      46,940             0.0%
    Kemper Corp.                                                4,800     171,456             0.0%
    Kennedy-Wilson Holdings, Inc.                               6,828     167,423             0.0%
    KeyCorp                                                    99,458   1,235,268             0.1%
    Lakeland Bancorp, Inc.                                      3,852      44,799             0.0%
    Lakeland Financial Corp.                                    1,700      76,381             0.0%
    LegacyTexas Financial Group, Inc.                           3,595     103,177             0.0%
    Legg Mason, Inc.                                           13,474     602,961             0.0%
#*  LendingTree, Inc.                                             721      87,501             0.0%
    Leucadia National Corp.                                    35,095     702,251             0.0%
    Lincoln National Corp.                                     28,868   1,544,727             0.1%
    Loews Corp.                                                35,005   1,276,282             0.1%
#   LPL Financial Holdings, Inc.                                9,983     425,276             0.0%
#   M&T Bank Corp.                                             13,216   1,583,938             0.1%
    Macatawa Bank Corp.                                           886       4,572             0.0%
#   Maiden Holdings, Ltd.                                       8,450     131,397             0.0%
    MainSource Financial Group, Inc.                            1,600      34,624             0.0%
*   Marcus & Millichap, Inc.                                    1,064      46,358             0.0%
*   Markel Corp.                                                1,531   1,328,908             0.1%
    MarketAxess Holdings, Inc.                                  4,078     413,142             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Financials -- (Continued)
    Marlin Business Services Corp.                              1,200 $   21,192             0.0%
    Marsh & McLennan Cos., Inc.                                61,319  3,417,921             0.2%
#   MB Financial, Inc.                                          7,788    251,085             0.0%
*   MBIA, Inc.                                                 14,600    109,646             0.0%
    McGraw Hill Financial, Inc.                                31,845  2,950,121             0.1%
    Mercantile Bank Corp.                                         285      6,287             0.0%
    Merchants Bancshares, Inc.                                    694     21,875             0.0%
#   Mercury General Corp.                                       3,136    169,375             0.0%
    Meridian Bancorp, Inc.                                      4,269     59,937             0.0%
    MetLife, Inc.                                             112,195  5,652,384             0.2%
    Metro Bancorp, Inc.                                         1,694     52,480             0.0%
#*  MGIC Investment Corp.                                      15,500    145,700             0.0%
    MidSouth Bancorp, Inc.                                        900      9,135             0.0%
#   Moelis & Co. Class A                                          842     24,822             0.0%
    Moody's Corp.                                              21,472  2,064,748             0.1%
    Morgan Stanley                                            171,026  5,638,727             0.2%
    Morningstar, Inc.                                           2,287    187,786             0.0%
    MSCI, Inc.                                                 12,894    863,898             0.1%
    Nasdaq, Inc.                                               12,931    748,576             0.0%
    National Bank Holdings Corp. Class A                        1,197     26,406             0.0%
    National General Holdings Corp.                                54      1,064             0.0%
#   National Interstate Corp.                                     588     16,876             0.0%
    National Penn Bancshares, Inc.                             12,482    150,283             0.0%
    Navient Corp.                                              47,447    625,826             0.0%
*   Navigators Group, Inc. (The)                                1,805    154,057             0.0%
#   NBT Bancorp, Inc.                                           3,984    111,990             0.0%
    Nelnet, Inc. Class A                                        3,140    112,349             0.0%
#   New York Community Bancorp, Inc.                           47,972    792,497             0.0%
#*  NewStar Financial, Inc.                                     3,834     40,449             0.0%
    Northeast Community Bancorp, Inc.                           1,626     12,000             0.0%
    Northern Trust Corp.                                       24,817  1,746,869             0.1%
#   Northfield Bancorp, Inc.                                    5,064     77,580             0.0%
    Northrim BanCorp, Inc.                                        600     16,572             0.0%
    NorthStar Asset Management Group, Inc.                     21,618    316,271             0.0%
    Northwest Bancshares, Inc.                                 10,509    141,451             0.0%
    OceanFirst Financial Corp.                                  1,629     30,071             0.0%
#*  Ocwen Financial Corp.                                      12,045     84,195             0.0%
    OFG Bancorp                                                 3,500     32,235             0.0%
#   Old National Bancorp.                                       9,703    135,842             0.0%
    Old Republic International Corp.                           25,886    466,983             0.0%
    OneBeacon Insurance Group, Ltd. Class A                     3,161     45,487             0.0%
    Oppenheimer Holdings, Inc. Class A                            765     14,038             0.0%
    Opus Bank                                                     189      7,040             0.0%
    Oritani Financial Corp.                                     6,231     99,198             0.0%
#   Pacific Continental Corp.                                   1,300     18,642             0.0%
*   Pacific Mercantile Bancorp                                  1,425      9,662             0.0%
*   Pacific Premier Bancorp, Inc.                               1,357     28,972             0.0%
#   PacWest Bancorp                                            11,037    497,106             0.0%
    Park National Corp.                                         1,100     99,792             0.0%
    Park Sterling Corp.                                         1,320      9,570             0.0%
    PartnerRe, Ltd.                                             5,942    825,938             0.1%
*   Patriot National Bancorp, Inc.                                 20        327             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Financials -- (Continued)
#   Peapack Gladstone Financial Corp.                           1,562 $   35,317             0.0%
*   PennyMac Financial Services, Inc. Class A                     230      3,804             0.0%
#   People's United Financial, Inc.                            35,258    562,365             0.0%
    Peoples Bancorp, Inc.                                       1,197     22,935             0.0%
*   PHH Corp.                                                   5,033     73,985             0.0%
#*  Phoenix Cos., Inc. (The)                                      418     14,371             0.0%
*   PICO Holdings, Inc.                                         1,800     17,388             0.0%
    Pinnacle Financial Partners, Inc.                           3,063    161,175             0.0%
#*  Piper Jaffray Cos.                                          1,704     60,611             0.0%
    PNC Financial Services Group, Inc. (The)                   60,085  5,423,272             0.2%
    Popular, Inc.                                              11,367    336,122             0.0%
#*  PRA Group, Inc.                                             5,700    312,360             0.0%
    Preferred Bank                                                453     14,999             0.0%
#   Primerica, Inc.                                             4,556    217,002             0.0%
    Principal Financial Group, Inc.                            30,768  1,543,323             0.1%
    PrivateBancorp, Inc.                                        8,071    337,610             0.0%
    ProAssurance Corp.                                          6,800    360,128             0.0%
    Progressive Corp. (The)                                    67,348  2,231,239             0.1%
#   Prosperity Bancshares, Inc.                                 7,608    390,899             0.0%
    Provident Financial Services, Inc.                          5,262    106,924             0.0%
    Prudential Financial, Inc.                                 53,275  4,395,187             0.2%
    Pulaski Financial Corp.                                       342      5,075             0.0%
    Pzena Investment Management, Inc. Class A                     566      5,394             0.0%
#   QC Holdings, Inc.                                           1,034      1,603             0.0%
    Radian Group, Inc.                                          9,498    137,436             0.0%
    Raymond James Financial, Inc.                              14,829    817,226             0.0%
*   Realogy Holdings Corp.                                     16,343    639,011             0.0%
#*  Regional Management Corp.                                     133      2,169             0.0%
    Regions Financial Corp.                                   148,572  1,389,148             0.1%
    Reinsurance Group of America, Inc.                          7,190    648,826             0.0%
    RenaissanceRe Holdings, Ltd.                                5,405    592,550             0.0%
    Renasant Corp.                                              3,486    120,720             0.0%
    Republic Bancorp, Inc. Class A                                805     20,471             0.0%
#*  Republic First Bancorp, Inc.                                  500      1,945             0.0%
#   Resource America, Inc. Class A                              2,228     17,133             0.0%
    Riverview Bancorp, Inc.                                     1,205      5,688             0.0%
    RLI Corp.                                                   3,600    219,060             0.0%
    S&T Bancorp, Inc.                                           2,523     80,433             0.0%
#*  Safeguard Scientifics, Inc.                                 1,767     31,364             0.0%
    Safety Insurance Group, Inc.                                1,800    104,310             0.0%
#   Sandy Spring Bancorp, Inc.                                  1,969     54,148             0.0%
*   Santander Consumer USA Holdings, Inc.                      11,747    211,563             0.0%
*   Seacoast Banking Corp. of Florida                             694     10,743             0.0%
    SEI Investments Co.                                        17,903    927,733             0.1%
    Selective Insurance Group, Inc.                             5,977    218,101             0.0%
    SI Financial Group, Inc.                                    1,347     17,040             0.0%
#   Sierra Bancorp                                                240      3,890             0.0%
*   Signature Bank                                              5,530    823,528             0.0%
#   Simmons First National Corp. Class A                        1,811     93,339             0.0%
*   SLM Corp.                                                  53,247    375,924             0.0%
    South State Corp.                                           2,610    202,275             0.0%
#   Southside Bancshares, Inc.                                  3,061     82,341             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Financials -- (Continued)
#   Southwest Bancorp, Inc.                                     1,600 $   27,056             0.0%
*   Springleaf Holdings, Inc.                                   6,140    288,027             0.0%
    StanCorp Financial Group, Inc.                              4,400    504,768             0.0%
    State Auto Financial Corp.                                  1,800     42,930             0.0%
    State Bank Financial Corp.                                    355      7,597             0.0%
    State Street Corp.                                         48,206  3,326,214             0.2%
    Sterling Bancorp                                            9,180    141,280             0.0%
    Stewart Information Services Corp.                          1,894     76,082             0.0%
*   Stifel Financial Corp.                                      7,249    322,073             0.0%
    Stock Yards Bancorp, Inc.                                   1,733     65,299             0.0%
    Suffolk Bancorp                                             1,838     54,938             0.0%
*   Sun Bancorp, Inc.                                             427      8,544             0.0%
    SunTrust Banks, Inc.                                       60,412  2,508,306             0.1%
*   SVB Financial Group                                         6,092    743,650             0.0%
    Symetra Financial Corp.                                     7,540    239,244             0.0%
#*  Synchrony Financial                                        19,000    584,440             0.0%
    Synovus Financial Corp.                                    14,407    455,693             0.0%
#   T Rowe Price Group, Inc.                                   29,965  2,265,953             0.1%
    Talmer Bancorp, Inc. Class A                                1,079     18,149             0.0%
    TCF Financial Corp.                                        18,696    287,731             0.0%
    TD Ameritrade Holding Corp.                                31,312  1,079,325             0.1%
*   Tejon Ranch Co.                                             1,649     37,152             0.0%
    Territorial Bancorp, Inc.                                     840     23,419             0.0%
*   Texas Capital Bancshares, Inc.                              4,803    265,126             0.0%
#   TFS Financial Corp.                                        11,114    195,162             0.0%
#   Tompkins Financial Corp.                                      868     47,115             0.0%
    Torchmark Corp.                                            14,850    861,448             0.1%
    TowneBank                                                   2,502     53,693             0.0%
    Travelers Cos., Inc. (The)                                 38,902  4,391,647             0.2%
    Trico Bancshares                                            1,628     42,914             0.0%
    TrustCo Bank Corp. NY                                       7,300     45,479             0.0%
#   Trustmark Corp.                                             7,311    175,683             0.0%
    U.S. Bancorp.                                             206,943  8,728,856             0.4%
#   UMB Financial Corp.                                         4,167    204,516             0.0%
#   Umpqua Holdings Corp.                                      23,669    395,272             0.0%
    Union Bankshares Corp.                                      4,955    124,123             0.0%
#   United Bankshares, Inc.                                     7,583    299,908             0.0%
    United Community Banks, Inc.                                5,559    112,069             0.0%
#   United Community Financial Corp.                              596      3,266             0.0%
    United Financial Bancorp, Inc.                              5,504     71,442             0.0%
    United Fire Group, Inc.                                     2,765    102,830             0.0%
*   United Security Bancshares                                  1,769      9,305             0.0%
#   Universal Insurance Holdings, Inc.                          3,536    111,561             0.0%
    Univest Corp. of Pennsylvania                               1,893     37,273             0.0%
    Unum Group                                                 29,554  1,024,046             0.1%
    Validus Holdings, Ltd.                                      9,164    405,965             0.0%
#   Valley National Bancorp                                    22,398    235,179             0.0%
    Value Line, Inc.                                              400      6,436             0.0%
#   Virtus Investment Partners, Inc.                              750     87,780             0.0%
    Voya Financial, Inc.                                       24,481    993,194             0.1%
#   Waddell & Reed Financial, Inc. Class A                      9,308    343,838             0.0%
#*  Walker & Dunlop, Inc.                                       2,388     69,276             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES     VALUE+    OF NET ASSETS**
                                                              ------- ------------ ---------------
Financials -- (Continued)
    Washington Federal, Inc.                                    9,784 $    244,013             0.0%
#   Washington Trust Bancorp, Inc.                              1,700       65,960             0.0%
    Waterstone Financial, Inc.                                  1,767       23,536             0.0%
    Webster Financial Corp.                                    10,115      375,266             0.0%
    Wells Fargo & Co.                                         580,283   31,416,522             1.3%
#   WesBanco, Inc.                                              2,465       80,482             0.0%
#   West BanCorp., Inc.                                         2,033       40,172             0.0%
#   Westamerica Bancorporation                                  3,200      141,472             0.0%
*   Western Alliance Bancorp                                    9,287      332,010             0.0%
    Westfield Financial, Inc.                                   4,099       31,972             0.0%
    Westwood Holdings Group, Inc.                                 700       40,670             0.0%
    White Mountains Insurance Group, Ltd.                         700      553,000             0.0%
    Willis Group Holdings P.L.C.                               19,487      869,315             0.1%
    Wilshire Bancorp, Inc.                                     10,861      116,104             0.0%
    Wintrust Financial Corp.                                    4,593      231,901             0.0%
#   WisdomTree Investments, Inc.                               14,488      278,604             0.0%
#*  World Acceptance Corp.                                      1,500       57,195             0.0%
    WR Berkley Corp.                                           12,332      688,496             0.0%
#   WSFS Financial Corp.                                        2,731       86,764             0.0%
    XL Group P.L.C.                                            34,713    1,321,871             0.1%
#   Yadkin Financial Corp.                                      2,044       48,136             0.0%
#   Zions Bancorporation                                       22,985      661,278             0.0%
                                                                      ------------            ----
Total Financials                                                       361,310,073            14.5%
                                                                      ------------            ----
Health Care -- (13.4%)
#   Abaxis, Inc.                                                2,236      112,270             0.0%
    Abbott Laboratories                                       174,837    7,832,698             0.3%
    AbbVie, Inc.                                              200,097   11,915,776             0.5%
*   ABIOMED, Inc.                                               4,889      360,124             0.0%
#*  Acadia Healthcare Co., Inc.                                 7,073      434,353             0.0%
#*  ACADIA Pharmaceuticals, Inc.                                9,976      347,364             0.0%
    Aceto Corp.                                                 4,554      137,349             0.0%
*   Acorda Therapeutics, Inc.                                   4,300      154,972             0.0%
#*  Addus HomeCare Corp.                                          340        8,493             0.0%
    Aetna, Inc.                                                40,876    4,691,747             0.2%
#*  Affymetrix, Inc.                                           12,765      117,438             0.0%
    Agilent Technologies, Inc.                                 38,866    1,467,580             0.1%
#*  Air Methods Corp.                                           3,900      159,627             0.0%
#*  Akorn, Inc.                                                10,057      268,924             0.0%
#*  Albany Molecular Research, Inc.                             3,400       61,336             0.0%
*   Alere, Inc.                                                 9,719      448,240             0.0%
*   Alexion Pharmaceuticals, Inc.                              26,996    4,751,296             0.2%
#*  Align Technology, Inc.                                      7,911      517,854             0.0%
#*  Alkermes P.L.C.                                            18,800    1,352,096             0.1%
*   Allergan P.L.C.                                            46,361   14,300,978             0.6%
*   Alliance HealthCare Services, Inc.                          1,000        8,460             0.0%
*   Allscripts Healthcare Solutions, Inc.                      22,760      320,006             0.0%
#*  Almost Family, Inc.                                           812       33,601             0.0%
#*  Alnylam Pharmaceuticals, Inc.                               8,827      758,681             0.0%
*   Alphatec Holdings, Inc.                                     7,600        2,660             0.0%
#*  AMAG Pharmaceuticals, Inc.                                  2,000       80,000             0.0%
#*  Amedisys, Inc.                                              3,037      120,204             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                     SHARES    VALUE+    OF NET ASSETS**
                                                                     ------- ----------- ---------------
Health Care -- (Continued)
           AmerisourceBergen Corp.                                    25,180 $ 2,430,122             0.1%
           Amgen, Inc.                                                88,933  14,067,422             0.6%
*          AMN Healthcare Services, Inc.                               6,328     179,525             0.0%
*          Amsurg Corp.                                                5,456     382,411             0.0%
#*         Anacor Pharmaceuticals, Inc.                                4,360     490,108             0.0%
#          Analogic Corp.                                              1,300     113,906             0.0%
*          AngioDynamics, Inc.                                         1,880      23,650             0.0%
#*         Anika Therapeutics, Inc.                                    1,888      72,726             0.0%
           Anthem, Inc.                                               32,544   4,528,498             0.2%
#*         Arqule, Inc.                                                2,900       6,554             0.0%
#*         athenahealth, Inc.                                          4,698     716,210             0.0%
           Atrion Corp.                                                  200      73,800             0.0%
           Baxalta, Inc.                                              60,553   2,086,656             0.1%
           Baxter International, Inc.                                 62,953   2,353,813             0.1%
           Becton Dickinson and Co.                                   25,245   3,597,917             0.2%
#*         Bio-Rad Laboratories, Inc. Class A                          2,413     336,565             0.0%
#          Bio-Techne Corp.                                            4,471     394,342             0.0%
*          Biogen, Inc.                                               26,585   7,723,208             0.3%
*          BioMarin Pharmaceutical, Inc.                              18,480   2,162,899             0.1%
#*         BioScrip, Inc.                                              6,872      13,538             0.0%
*          Biospecifics Technologies Corp.                               324      18,925             0.0%
#*         Biota Pharmaceuticals, Inc.                                   488         942             0.0%
*          BioTelemetry, Inc.                                          3,663      47,692             0.0%
*          Bluebird Bio, Inc.                                          4,000     308,520             0.0%
*          Boston Scientific Corp.                                   159,048   2,907,397             0.1%
           Bristol-Myers Squibb Co.                                  195,811  12,913,735             0.5%
#*         Brookdale Senior Living, Inc.                              18,906     395,324             0.0%
*          Bruker Corp.                                               13,027     239,306             0.0%
*          Cambrex Corp.                                               3,827     175,927             0.0%
           Cantel Medical Corp.                                        4,250     251,940             0.0%
#*         Capital Senior Living Corp.                                 3,849      87,064             0.0%
           Cardinal Health, Inc.                                      37,693   3,098,365             0.1%
*          Catalent, Inc.                                             10,400     276,432             0.0%
           Catalyst Biosciences, Inc.(14888D109)                         263       1,015             0.0%
(degrees)  Catalyst Biosciences, Inc.(87611RAA6)                       1,992       2,149             0.0%
*          Celgene Corp.                                              93,093  11,423,442             0.5%
#*         Centene Corp.                                              12,800     761,344             0.0%
#*         Cepheid                                                     5,461     182,397             0.0%
*          Cerner Corp.                                               35,720   2,367,879             0.1%
*          Charles River Laboratories International, Inc.              5,400     352,296             0.0%
#          Chemed Corp.                                                2,300     361,767             0.0%
           Cigna Corp.                                                29,209   3,915,174             0.2%
*          Clovis Oncology, Inc.                                       3,347     334,399             0.0%
*          Community Health Systems, Inc.                             13,689     383,840             0.0%
#          Computer Programs & Systems, Inc.                           1,145      43,521             0.0%
*          Concert Pharmaceuticals, Inc.                               2,800      63,588             0.0%
           CONMED Corp.                                                3,600     146,016             0.0%
           Cooper Cos., Inc. (The)                                     5,565     847,883             0.1%
*          Corvel Corp.                                                1,800      59,760             0.0%
           CR Bard, Inc.                                               8,300   1,546,705             0.1%
*          Cross Country Healthcare, Inc.                              1,700      22,950             0.0%
#          CryoLife, Inc.                                              3,061      32,263             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Health Care -- (Continued)
#*  Cumberland Pharmaceuticals, Inc.                            2,792 $    17,310             0.0%
*   Cutera, Inc.                                                1,850      25,105             0.0%
#*  Cynosure, Inc. Class A                                      3,165     119,131             0.0%
*   DaVita HealthCare Partners, Inc.                           20,640   1,599,806             0.1%
    DENTSPLY International, Inc.                               16,218     986,865             0.1%
#*  Depomed, Inc.                                               8,100     141,750             0.0%
*   DexCom, Inc.                                                9,540     794,873             0.0%
#*  Dyax Corp.                                                 15,701     432,249             0.0%
*   Edwards Lifesciences Corp.                                 12,506   1,965,318             0.1%
    Eli Lilly & Co.                                           117,207   9,560,575             0.4%
*   Emergent Biosolutions, Inc.                                 3,398     109,246             0.0%
*   Endo International P.L.C.                                  23,869   1,431,901             0.1%
    Ensign Group, Inc. (The)                                    3,134     132,129             0.0%
#*  Envision Healthcare Holdings, Inc.                         21,334     601,619             0.0%
*   Enzo Biochem, Inc.                                          3,718      13,831             0.0%
*   Exactech, Inc.                                              1,400      23,842             0.0%
#*  ExamWorks Group, Inc.                                       4,044     114,203             0.0%
*   Express Scripts Holding Co.                                85,387   7,375,729             0.3%
*   Five Star Quality Care, Inc.                                4,366      14,277             0.0%
#*  Genesis Healthcare, Inc.                                    2,400      11,904             0.0%
    Gilead Sciences, Inc.                                     173,962  18,810,511             0.8%
#*  Globus Medical, Inc. Class A                                8,757     195,719             0.0%
*   Greatbatch, Inc.                                            2,750     146,987             0.0%
#*  Haemonetics Corp.                                           5,600     189,168             0.0%
#*  Halyard Health, Inc.                                        5,003     148,489             0.0%
#*  Hanger, Inc.                                                3,139      45,264             0.0%
#*  Harvard Bioscience, Inc.                                    4,139      12,169             0.0%
*   HCA Holdings, Inc.                                         38,919   2,677,238             0.1%
*   Health Net, Inc.                                            8,691     558,484             0.0%
    HealthSouth Corp.                                          10,319     359,411             0.0%
*   HealthStream, Inc.                                          2,809      66,882             0.0%
#*  Healthways, Inc.                                            3,100      36,487             0.0%
#*  Henry Schein, Inc.                                          9,846   1,493,737             0.1%
    Hill-Rom Holdings, Inc.                                     6,500     342,485             0.0%
#*  HMS Holdings Corp.                                         10,350     108,986             0.0%
*   Hologic, Inc.                                              28,051   1,090,062             0.1%
#*  Horizon Pharma P.L.C.                                      15,973     251,096             0.0%
    Humana, Inc.                                               17,105   3,055,466             0.1%
*   ICU Medical, Inc.                                           1,350     148,459             0.0%
#*  Idera Pharmaceuticals, Inc.                                 3,093       8,537             0.0%
#*  IDEXX Laboratories, Inc.                                   11,600     795,992             0.0%
*   Illumina, Inc.                                             16,672   2,388,764             0.1%
#*  Impax Laboratories, Inc.                                    7,940     274,962             0.0%
#*  IMS Health Holdings, Inc.                                  18,773     511,001             0.0%
#*  Incyte Corp.                                               18,559   2,181,239             0.1%
*   Inogen, Inc.                                                1,400      59,836             0.0%
#*  Insys Therapeutics, Inc.                                    2,202      56,724             0.0%
*   Integra LifeSciences Holdings Corp.                         3,500     208,495             0.0%
#*  Intercept Pharmaceuticals, Inc.                             1,955     307,326             0.0%
#*  Intrexon Corp.                                              4,900     164,640             0.0%
*   Intuitive Surgical, Inc.                                    4,338   2,154,251             0.1%
#   Invacare Corp.                                              3,000      51,840             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE+    OF NET ASSETS**
                                                                      ------- ----------- ---------------
Health Care -- (Continued)
*           IPC Healthcare, Inc.                                        1,600 $   125,600             0.0%
#*          Isis Pharmaceuticals, Inc.                                 13,738     661,485             0.0%
#*          Jazz Pharmaceuticals P.L.C.                                 7,046     967,275             0.1%
            Johnson & Johnson                                         328,026  33,140,467             1.3%
            Kindred Healthcare, Inc.                                    6,692      89,673             0.0%
*           Kite Pharma, Inc.                                           3,400     231,370             0.0%
*           Laboratory Corp. of America Holdings                       11,684   1,434,094             0.1%
#           Landauer, Inc.                                                917      36,212             0.0%
#*          Lannett Co., Inc.                                           2,787     124,774             0.0%
            LeMaitre Vascular, Inc.                                     2,283      30,410             0.0%
*           LHC Group, Inc.                                             1,463      65,930             0.0%
*           LifePoint Hospitals, Inc.                                   4,944     340,543             0.0%
#*          Ligand Pharmaceuticals, Inc.                                1,893     171,033             0.0%
            LivaNova P.L.C.                                             2,900     192,212             0.0%
*           Luminex Corp.                                               3,762      68,468             0.0%
*           Magellan Health, Inc.                                       2,600     138,840             0.0%
*           Mallinckrodt P.L.C.                                        12,872     845,304             0.1%
*           Masimo Corp.                                                5,278     209,431             0.0%
            McKesson Corp.                                             27,018   4,830,818             0.2%
#*          MedAssets, Inc.                                             4,800     113,664             0.0%
(degrees)*  Medcath Corp.                                               1,565          --             0.0%
#*          Medicines Co. (The)                                         7,340     251,322             0.0%
#*          MediciNova, Inc.                                              500       1,465             0.0%
*           Medivation, Inc.                                           17,074     718,132             0.0%
#*          MEDNAX, Inc.                                               10,528     741,908             0.0%
            Medtronic P.L.C.                                          165,349  12,222,598             0.5%
            Merck & Co., Inc.                                         330,670  18,074,422             0.7%
#           Meridian Bioscience, Inc.                                   4,363      82,941             0.0%
*           Merit Medical Systems, Inc.                                 4,472      82,911             0.0%
*           Mettler-Toledo International, Inc.                          3,200     995,168             0.1%
#*          Molina Healthcare, Inc.                                     4,711     292,082             0.0%
#*          Momenta Pharmaceuticals, Inc.                               4,800      78,768             0.0%
*           Mylan NV                                                   48,550   2,140,569             0.1%
#*          Myriad Genetics, Inc.                                       9,000     363,330             0.0%
#           National Healthcare Corp.                                   1,000      65,280             0.0%
            National Research Corp. Class A                               600       9,198             0.0%
            National Research Corp. Class B                               100       3,223             0.0%
*           Natus Medical, Inc.                                         3,106     141,416             0.0%
*           Neogen Corp.                                                3,711     200,580             0.0%
*           Neurocrine Biosciences, Inc.                               10,157     498,607             0.0%
*           NuVasive, Inc.                                              5,417     255,466             0.0%
#*          Omnicell, Inc.                                              4,051     110,187             0.0%
#*          Opko Health, Inc.                                          34,357     324,674             0.0%
#*          OraSure Technologies, Inc.                                  4,876      25,355             0.0%
*           Orthofix International NV                                   2,122      72,254             0.0%
#           Owens & Minor, Inc.                                         6,767     242,597             0.0%
*           Pain Therapeutics, Inc.                                     2,000       3,700             0.0%
*           PAREXEL International Corp.                                 6,325     399,234             0.0%
            Patterson Cos., Inc.                                        9,800     464,520             0.0%
#*          PDI, Inc.                                                   1,874       3,055             0.0%
            PDL BioPharma, Inc.                                        14,616      66,941             0.0%
            PerkinElmer, Inc.                                          13,500     697,140             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Health Care -- (Continued)
    Perrigo Co. P.L.C.                                         14,542 $ 2,293,855             0.1%
    Pfizer, Inc.                                              731,353  24,734,358             1.0%
*   PharMerica Corp.                                            2,600      74,282             0.0%
#   Phibro Animal Health Corp. Class A                          1,175      39,198             0.0%
#*  Pozen, Inc.                                                 3,692      21,598             0.0%
#*  Premier, Inc. Class A                                       4,900     165,669             0.0%
*   Prestige Brands Holdings, Inc.                              5,281     258,822             0.0%
#*  Progenics Pharmaceuticals, Inc.                             3,300      24,222             0.0%
*   ProPhase Labs, Inc.                                           350         536             0.0%
#*  Providence Service Corp. (The)                              1,602      82,743             0.0%
#*  pSivida Corp.                                               1,029       3,951             0.0%
#   Quality Systems, Inc.                                       4,000      56,200             0.0%
    Quest Diagnostics, Inc.                                    16,526   1,122,942             0.1%
#*  Quidel Corp.                                                2,861      54,988             0.0%
*   Quintiles Transnational Holdings, Inc.                     10,840     689,966             0.0%
#*  Radius Health, Inc.                                           881      56,587             0.0%
#*  RadNet, Inc.                                                1,992      13,167             0.0%
*   Regeneron Pharmaceuticals, Inc.                             9,200   5,127,988             0.2%
#*  Repligen Corp.                                              3,600     119,664             0.0%
#   ResMed, Inc.                                               15,650     901,596             0.1%
#*  Rigel Pharmaceuticals, Inc.                                 5,853      14,867             0.0%
*   RTI Surgical, Inc.                                          5,843      24,570             0.0%
#*  Sagent Pharmaceuticals, Inc.                                  432       7,262             0.0%
*   SciClone Pharmaceuticals, Inc.                              2,710      20,650             0.0%
#*  SeaSpine Holdings Corp.                                       866      13,059             0.0%
#*  Seattle Genetics, Inc.                                     12,154     504,269             0.0%
#   Select Medical Holdings Corp.                               6,947      78,501             0.0%
*   Sirona Dental Systems, Inc.                                 6,195     676,060             0.0%
#*  Spectrum Pharmaceuticals, Inc.                              6,160      32,094             0.0%
    St Jude Medical, Inc.                                      32,816   2,093,989             0.1%
#   STERIS Corp.                                                6,866     514,607             0.0%
    Stryker Corp.                                              39,428   3,770,105             0.2%
*   Sucampo Pharmaceuticals, Inc. Class A                       3,016      58,390             0.0%
#*  Supernus Pharmaceuticals, Inc.                              3,645      60,143             0.0%
*   Surgical Care Affiliates, Inc.                                814      24,103             0.0%
*   SurModics, Inc.                                             1,400      29,862             0.0%
*   Symmetry Surgical, Inc.                                       825       7,013             0.0%
*   Taro Pharmaceutical Industries, Ltd.                        1,627     236,273             0.0%
*   Team Health Holdings, Inc.                                  7,980     476,167             0.0%
#   Teleflex, Inc.                                              4,773     634,809             0.0%
#*  Tenet Healthcare Corp.                                     11,700     367,029             0.0%
    Thermo Fisher Scientific, Inc.                             46,088   6,027,389             0.3%
#*  Triple-S Management Corp. Class B                           2,513      51,743             0.0%
#*  Ultragenyx Pharmaceutical, Inc.                             2,963     294,374             0.0%
#*  United Therapeutics Corp.                                   5,400     791,802             0.0%
    UnitedHealth Group, Inc.                                  112,727  13,276,986             0.6%
#   Universal American Corp.                                    3,113      23,223             0.0%
    Universal Health Services, Inc. Class B                    10,800   1,318,572             0.1%
    US Physical Therapy, Inc.                                     902      44,252             0.0%
    Utah Medical Products, Inc.                                   276      16,276             0.0%
*   Varian Medical Systems, Inc.                               11,557     907,571             0.1%
#*  Vascular Solutions, Inc.                                    1,700      54,604             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------ ------------ ---------------
Health Care -- (Continued)
*   VCA, Inc.                                                  9,000 $    492,930             0.0%
#*  Veeva Systems, Inc. Class A                                8,482      215,188             0.0%
*   Vertex Pharmaceuticals, Inc.                              27,873    3,476,878             0.2%
*   Waters Corp.                                               9,300    1,188,540             0.1%
*   WellCare Health Plans, Inc.                                4,900      434,140             0.0%
#   West Pharmaceutical Services, Inc.                         8,590      515,486             0.0%
#*  Wright Medical Group NV                                    7,847      151,683             0.0%
    Zimmer Biomet Holdings, Inc.                              20,832    2,178,402             0.1%
    Zoetis, Inc.                                              56,227    2,418,323             0.1%
                                                                     ------------            ----
Total Health Care                                                     363,271,486            14.6%
                                                                     ------------            ----
Industrials -- (10.2%)
    3M Co.                                                    73,367   11,534,026             0.5%
#   AAON, Inc.                                                 6,918      141,611             0.0%
    AAR Corp.                                                  3,583       81,298             0.0%
    ABM Industries, Inc.                                       5,315      150,946             0.0%
#   Acacia Research Corp.                                      4,362       29,051             0.0%
*   ACCO Brands Corp.                                         14,620      117,983             0.0%
    Acme United Corp.                                            400        6,540             0.0%
    Actuant Corp. Class A                                      7,200      164,160             0.0%
#   Acuity Brands, Inc.                                        5,282    1,154,645             0.1%
#   ADT Corp. (The)                                           20,202      667,474             0.0%
#*  Advisory Board Co. (The)                                   4,600      201,618             0.0%
#*  AECOM                                                     16,322      481,009             0.0%
*   Aegion Corp.                                               6,240      120,370             0.0%
#*  Aerojet Rocketdyne Holdings, Inc.                          5,859       99,251             0.0%
#*  Aerovironment, Inc.                                        2,727       62,912             0.0%
#   AGCO Corp.                                                10,140      490,675             0.0%
#   Air Lease Corp.                                           11,893      400,913             0.0%
*   Air Transport Services Group, Inc.                         3,656       35,792             0.0%
#   Alamo Group, Inc.                                            789       37,020             0.0%
    Alaska Air Group, Inc.                                    14,864    1,133,380             0.1%
    Albany International Corp. Class A                         2,633       98,922             0.0%
#   Allegiant Travel Co.                                       1,647      325,200             0.0%
    Allegion P.L.C.                                           11,355      740,005             0.0%
    Allison Transmission Holdings, Inc.                       17,796      510,745             0.0%
#   Altra Industrial Motion Corp.                              4,206      111,291             0.0%
    AMERCO                                                     1,054      428,251             0.0%
*   Ameresco, Inc. Class A                                     1,700       11,016             0.0%
    American Airlines Group, Inc.                             81,400    3,762,308             0.2%
#   American Railcar Industries, Inc.                          1,606       92,698             0.0%
#   American Science & Engineering, Inc.                       1,029       38,567             0.0%
*   American Woodmark Corp.                                    1,498      108,905             0.0%
    AMETEK, Inc.                                              27,050    1,482,881             0.1%
    AO Smith Corp.                                             9,832      755,294             0.0%
    Apogee Enterprises, Inc.                                   3,751      185,787             0.0%
#   Applied Industrial Technologies, Inc.                      4,082      168,627             0.0%
*   ARC Document Solutions, Inc.                               3,000       18,660             0.0%
    ArcBest Corp.                                              3,000       77,700             0.0%
    Argan, Inc.                                                1,347       49,772             0.0%
#*  Armstrong World Industries, Inc.                           5,335      264,723             0.0%
    Astec Industries, Inc.                                     2,360       76,700             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Industrials -- (Continued)
*   Astronics Corp.                                             2,458 $    92,937             0.0%
*   Astronics Corp. Class B                                       953      35,496             0.0%
*   Atlas Air Worldwide Holdings, Inc.                          2,609     107,595             0.0%
*   Avis Budget Group, Inc.                                    11,377     568,167             0.0%
    AZZ, Inc.                                                   3,800     210,254             0.0%
#   B/E Aerospace, Inc.                                        11,603     544,761             0.0%
*   Babcock & Wilcox Enterprises, Inc.                          5,834      99,061             0.0%
    Barnes Group, Inc.                                          5,300     199,227             0.0%
#   Barrett Business Services, Inc.                               825      40,409             0.0%
*   Beacon Roofing Supply, Inc.                                 4,942     174,897             0.0%
*   Blount International, Inc.                                  5,320      32,292             0.0%
#   Boeing Co. (The)                                           75,285  11,147,450             0.5%
#   Brady Corp. Class A                                         5,080     115,570             0.0%
#   Briggs & Stratton Corp.                                     4,639      82,435             0.0%
    Brink's Co. (The)                                           4,959     153,630             0.0%
#*  Builders FirstSource, Inc.                                  7,816      92,385             0.0%
    BWX Technologies, Inc.                                     12,018     340,109             0.0%
*   CAI International, Inc.                                     1,400      16,268             0.0%
    Carlisle Cos., Inc.                                         7,798     678,426             0.0%
*   Casella Waste Systems, Inc. Class A                         3,338      20,262             0.0%
#   Caterpillar, Inc.                                          66,924   4,884,783             0.2%
*   CBIZ, Inc.                                                  5,600      60,200             0.0%
    CDI Corp.                                                   1,100       8,800             0.0%
    CEB, Inc.                                                   4,388     328,047             0.0%
    Ceco Environmental Corp.                                    1,246      11,114             0.0%
    Celadon Group, Inc.                                         3,823      55,357             0.0%
    CH Robinson Worldwide, Inc.                                17,200   1,193,336             0.1%
*   Chart Industries, Inc.                                      3,200      55,008             0.0%
#   Chicago Bridge & Iron Co. NV                               11,265     505,461             0.0%
    Cintas Corp.                                               11,500   1,070,535             0.1%
    CIRCOR International, Inc.                                  1,580      72,554             0.0%
    Civeo Corp.                                                11,400      21,204             0.0%
#   CLARCOR, Inc.                                               6,100     304,146             0.0%
#*  Clean Harbors, Inc.                                         6,136     285,263             0.0%
#*  Colfax Corp.                                                8,888     239,620             0.0%
    Columbus McKinnon Corp.                                     2,000      37,380             0.0%
    Comfort Systems USA, Inc.                                   4,929     157,383             0.0%
#*  Command Security Corp.                                      1,531       2,955             0.0%
*   Commercial Vehicle Group, Inc.                              2,700      11,232             0.0%
*   Continental Building Products, Inc.                         2,401      42,186             0.0%
#   Copa Holdings SA Class A                                    3,120     157,622             0.0%
*   Copart, Inc.                                               14,003     507,049             0.0%
#   Covanta Holding Corp.                                      14,735     246,959             0.0%
*   Covenant Transportation Group, Inc. Class A                   779      15,035             0.0%
*   CPI Aerostructures, Inc.                                      541       4,599             0.0%
*   CRA International, Inc.                                     1,100      25,740             0.0%
    Crane Co.                                                   4,900     257,936             0.0%
    CSX Corp.                                                 114,920   3,101,691             0.1%
    Cubic Corp.                                                 1,635      73,330             0.0%
    Cummins, Inc.                                              19,589   2,027,657             0.1%
    Curtiss-Wright Corp.                                        5,700     396,492             0.0%
    Danaher Corp.                                              72,637   6,777,758             0.3%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Industrials -- (Continued)
#   Deere & Co.                                                  37,000 $ 2,886,000             0.1%
    Delta Air Lines, Inc.                                        93,317   4,744,236             0.2%
#   Deluxe Corp.                                                  5,900     351,345             0.0%
*   DigitalGlobe, Inc.                                            7,382     110,213             0.0%
#   Donaldson Co., Inc.                                          15,100     456,020             0.0%
    Douglas Dynamics, Inc.                                        3,141      68,914             0.0%
    Dover Corp.                                                  19,380   1,248,653             0.1%
*   Ducommun, Inc.                                                1,100      23,804             0.0%
    Dun & Bradstreet Corp. (The)                                  4,600     523,802             0.0%
*   DXP Enterprises, Inc.                                           999      30,230             0.0%
#*  Dycom Industries, Inc.                                        3,988     303,447             0.0%
    Dynamic Materials Corp.                                       1,062       7,572             0.0%
    Eastern Co. (The)                                               600      10,062             0.0%
    Eaton Corp. P.L.C.                                           54,616   3,053,581             0.1%
#*  Echo Global Logistics, Inc.                                   2,925      69,586             0.0%
    EMCOR Group, Inc.                                             7,100     342,788             0.0%
    Emerson Electric Co.                                         76,589   3,617,298             0.2%
    Encore Wire Corp.                                             1,900      81,263             0.0%
#*  Energy Recovery, Inc.                                         2,000      14,340             0.0%
    EnerSys                                                       5,200     317,148             0.0%
    Engility Holdings, Inc.                                       1,259      40,527             0.0%
    Ennis, Inc.                                                   2,716      54,401             0.0%
    EnPro Industries, Inc.                                        2,000      98,220             0.0%
    Equifax, Inc.                                                13,298   1,417,168             0.1%
    ESCO Technologies, Inc.                                       2,486      92,206             0.0%
    Essendant, Inc.                                               3,629     125,455             0.0%
*   Esterline Technologies Corp.                                  3,200     246,560             0.0%
    Expeditors International of Washington, Inc.                 22,436   1,117,088             0.1%
#   Exponent, Inc.                                                2,800     143,948             0.0%
#   Fastenal Co.                                                 31,665   1,240,001             0.1%
    Federal Signal Corp.                                          6,721     101,218             0.0%
    FedEx Corp.                                                  31,529   4,920,100             0.2%
#   Flowserve Corp.                                              15,600     723,216             0.0%
    Fluor Corp.                                                  16,123     770,841             0.0%
#   Fortune Brands Home & Security, Inc.                         18,180     951,359             0.1%
    Forward Air Corp.                                             4,083     185,205             0.0%
*   Franklin Covey Co.                                            1,500      25,695             0.0%
#   Franklin Electric Co., Inc.                                   5,400     177,984             0.0%
    FreightCar America, Inc.                                      1,200      21,816             0.0%
#*  FTI Consulting, Inc.                                          4,300     146,243             0.0%
*   Fuel Tech, Inc.                                               1,700       3,434             0.0%
*   Furmanite Corp.                                               3,300      22,935             0.0%
    G&K Services, Inc. Class A                                    2,500     164,550             0.0%
#   GATX Corp.                                                    4,700     219,490             0.0%
*   Gencor Industries, Inc.                                         400       3,872             0.0%
#*  Generac Holdings, Inc.                                        6,865     216,659             0.0%
#   General Cable Corp.                                           5,029      77,396             0.0%
    General Dynamics Corp.                                       32,032   4,759,315             0.2%
    General Electric Co.                                      1,198,483  34,660,128             1.4%
#*  Genesee & Wyoming, Inc. Class A                               5,762     386,630             0.0%
*   Gibraltar Industries, Inc.                                    3,140      79,505             0.0%
    Global Brass & Copper Holdings, Inc.                          2,967      66,728             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Industrials -- (Continued)
#   Global Power Equipment Group, Inc.                         1,290 $    5,586             0.0%
*   Goldfield Corp. (The)                                      1,983      3,431             0.0%
#   Gorman-Rupp Co. (The)                                      2,441     69,788             0.0%
*   GP Strategies Corp.                                        1,842     46,216             0.0%
#   Graco, Inc.                                                6,625    486,275             0.0%
    Graham Corp.                                               1,500     25,455             0.0%
    Granite Construction, Inc.                                 3,685    121,015             0.0%
#*  Great Lakes Dredge & Dock Corp.                            6,665     26,660             0.0%
#   Greenbrier Cos., Inc. (The)                                2,169     82,509             0.0%
#   Griffon Corp.                                              5,003     85,952             0.0%
    H&E Equipment Services, Inc.                               3,255     62,854             0.0%
    Hardinge, Inc.                                               700      6,622             0.0%
    Harsco Corp.                                               8,088     86,784             0.0%
*   Hawaiian Holdings, Inc.                                    4,038    140,119             0.0%
#*  HC2 Holdings, Inc.                                           900      6,804             0.0%
*   HD Supply Holdings, Inc.                                  25,171    749,844             0.0%
#   Healthcare Services Group, Inc.                            1,607     59,877             0.0%
#   Heartland Express, Inc.                                    5,162     97,200             0.0%
    HEICO Corp.                                                2,900    146,276             0.0%
    HEICO Corp. Class A                                        4,551    198,788             0.0%
    Heidrick & Struggles International, Inc.                   1,861     49,428             0.0%
    Herman Miller, Inc.                                        6,453    204,754             0.0%
*   Hertz Global Holdings, Inc.                               36,477    711,301             0.0%
#   Hexcel Corp.                                              10,870    503,498             0.0%
*   Hill International, Inc.                                   4,200     14,196             0.0%
    Hillenbrand, Inc.                                          6,405    190,036             0.0%
    HNI Corp.                                                  5,673    243,599             0.0%
    Honeywell International, Inc.                             86,683  8,952,620             0.4%
    Houston Wire & Cable Co.                                   2,370     14,694             0.0%
*   Hub Group, Inc. Class A                                    4,335    173,313             0.0%
#   Hubbell, Inc. Class A                                        275     32,495             0.0%
    Hubbell, Inc. Class B                                      5,655    547,687             0.0%
*   Hudson Global, Inc.                                        3,600      8,316             0.0%
    Huntington Ingalls Industries, Inc.                        5,491    658,591             0.0%
    Hurco Cos., Inc.                                             883     23,726             0.0%
*   Huron Consulting Group, Inc.                               2,384    115,147             0.0%
    Hyster-Yale Materials Handling, Inc.                       1,066     62,382             0.0%
*   ICF International, Inc.                                    1,750     53,673             0.0%
    IDEX Corp.                                                 8,775    673,569             0.0%
*   IHS, Inc. Class A                                          7,964    952,017             0.1%
    Illinois Tool Works, Inc.                                 40,188  3,694,885             0.2%
    Ingersoll-Rand P.L.C.                                     30,166  1,787,637             0.1%
#*  InnerWorkings, Inc.                                        5,543     41,462             0.0%
*   Innovative Solutions & Support, Inc.                       1,906      4,765             0.0%
    Insperity, Inc.                                            2,127     98,820             0.0%
    Insteel Industries, Inc.                                   2,000     42,780             0.0%
*   Integrated Electrical Services, Inc.                         858      6,066             0.0%
    Interface, Inc.                                            7,269    142,109             0.0%
#   International Shipholding Corp.                              637      1,293             0.0%
#*  Intersections, Inc.                                        1,231      2,696             0.0%
    ITT Corp.                                                  9,589    379,533             0.0%
*   Jacobs Engineering Group, Inc.                            13,400    537,876             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Industrials -- (Continued)
    JB Hunt Transport Services, Inc.                          10,657 $  813,875             0.0%
*   JetBlue Airways Corp.                                     28,900    717,876             0.0%
    John Bean Technologies Corp.                               2,998    134,490             0.0%
#   Joy Global, Inc.                                          10,525    180,819             0.0%
    Kadant, Inc.                                                 900     37,008             0.0%
#   Kaman Corp.                                                3,749    145,799             0.0%
#   Kansas City Southern                                      11,659    964,899             0.1%
    KAR Auction Services, Inc.                                16,884    648,346             0.0%
    KBR, Inc.                                                 15,190    280,104             0.0%
#   Kelly Services, Inc. Class A                               2,711     42,834             0.0%
#   Kennametal, Inc.                                           8,500    239,020             0.0%
*   Key Technology, Inc.                                         744      8,325             0.0%
    Kforce, Inc.                                               2,790     78,427             0.0%
    Kimball International, Inc. Class B                        2,500     27,300             0.0%
*   Kirby Corp.                                                5,899    385,146             0.0%
#*  KLX, Inc.                                                  5,451    213,189             0.0%
#   Knight Transportation, Inc.                                5,768    146,623             0.0%
    Knoll, Inc.                                                5,103    118,594             0.0%
    Korn/Ferry International                                   4,871    177,158             0.0%
#*  Kratos Defense & Security Solutions, Inc.                  3,728     18,603             0.0%
    L-3 Communications Holdings, Inc.                         11,000  1,390,400             0.1%
#   Landstar System, Inc.                                      4,810    303,222             0.0%
*   Lawson Products, Inc.                                        649     16,880             0.0%
*   Layne Christensen Co.                                      1,700     10,778             0.0%
    LB Foster Co. Class A                                        581      8,558             0.0%
#   Lennox International, Inc.                                 5,200    690,612             0.0%
    Lincoln Electric Holdings, Inc.                            8,460    505,993             0.0%
#   Lindsay Corp.                                              1,349     91,435             0.0%
*   LMI Aerospace, Inc.                                          698      7,322             0.0%
    Lockheed Martin Corp.                                     30,696  6,747,902             0.3%
    LSI Industries, Inc.                                       2,400     25,776             0.0%
*   Lydall, Inc.                                               1,419     48,572             0.0%
    Manitowoc Co., Inc. (The)                                 13,600    208,080             0.0%
    Manpowergroup, Inc.                                        8,313    762,967             0.0%
    Marten Transport, Ltd.                                     3,358     55,038             0.0%
    Masco Corp.                                               40,426  1,172,354             0.1%
*   MasTec, Inc.                                               6,300    105,651             0.0%
    Matson, Inc.                                               4,200    192,486             0.0%
    Matthews International Corp. Class A                       2,546    146,981             0.0%
#   McGrath RentCorp                                           2,486     74,704             0.0%
*   Meritor, Inc.                                              9,997    108,667             0.0%
*   Mfri, Inc.                                                 1,091      6,153             0.0%
*   Middleby Corp. (The)                                       6,575    768,880             0.0%
    Miller Industries, Inc.                                    1,421     32,228             0.0%
*   Mistras Group, Inc.                                          203      3,841             0.0%
#   Mobile Mini, Inc.                                          3,845    131,653             0.0%
*   Moog, Inc. Class A                                         3,953    244,137             0.0%
#*  MRC Global, Inc.                                           6,559     78,052             0.0%
    MSA Safety, Inc.                                           3,481    151,354             0.0%
#   MSC Industrial Direct Co., Inc. Class A                    5,217    327,471             0.0%
    Mueller Industries, Inc.                                   5,800    182,816             0.0%
    Mueller Water Products, Inc. Class A                      15,235    134,068             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Industrials -- (Continued)
#   Multi-Color Corp.                                          1,486 $  115,670             0.0%
*   MYR Group, Inc.                                            2,509     56,453             0.0%
    National Presto Industries, Inc.                             737     64,893             0.0%
*   Navigant Consulting, Inc.                                  4,323     74,356             0.0%
*   NCI Building Systems, Inc.                                 3,774     39,476             0.0%
    Nielsen Holdings P.L.C.                                   41,111  1,953,184             0.1%
*   NL Industries, Inc.                                        4,704     16,417             0.0%
    NN, Inc.                                                   1,461     20,162             0.0%
#   Nordson Corp.                                              6,470    460,923             0.0%
    Norfolk Southern Corp.                                    34,166  2,734,305             0.1%
#*  Nortek, Inc.                                                 786     48,221             0.0%
    Northrop Grumman Corp.                                    21,819  4,096,517             0.2%
#*  Northwest Pipe Co.                                         1,100     14,531             0.0%
#*  NOW, Inc.                                                 11,296    186,497             0.0%
*   Old Dominion Freight Line, Inc.                            7,700    476,938             0.0%
#   Omega Flex, Inc.                                             302     12,485             0.0%
*   On Assignment, Inc.                                        4,685    211,340             0.0%
    Orbital ATK, Inc.                                          6,215    532,128             0.0%
#*  Orion Energy Systems, Inc.                                   230        416             0.0%
#*  Orion Marine Group, Inc.                                   2,500      9,775             0.0%
#   Oshkosh Corp.                                              9,200    378,028             0.0%
    Owens Corning                                             12,844    584,787             0.0%
#   PACCAR, Inc.                                              40,896  2,153,174             0.1%
*   PAM Transportation Services, Inc.                            391     13,963             0.0%
    Park-Ohio Holdings Corp.                                   1,300     44,850             0.0%
#   Parker-Hannifin Corp.                                     16,190  1,695,093             0.1%
*   Patrick Industries, Inc.                                     900     36,522             0.0%
*   Pendrell Corp.                                            12,128      8,126             0.0%
    Pentair P.L.C.                                            22,197  1,241,256             0.1%
*   PGT, Inc.                                                  3,609     43,525             0.0%
#   Pitney Bowes, Inc.                                        21,813    450,438             0.0%
    Powell Industries, Inc.                                      700     23,324             0.0%
*   PowerSecure International, Inc.                            2,600     32,396             0.0%
    Precision Castparts Corp.                                 15,985  3,689,498             0.2%
#   Primoris Services Corp.                                    3,064     61,035             0.0%
#*  Proto Labs, Inc.                                           1,323     85,783             0.0%
    Quad/Graphics, Inc.                                        2,303     29,709             0.0%
    Quanex Building Products Corp.                             3,800     71,706             0.0%
*   Quanta Services, Inc.                                     22,667    455,833             0.0%
#   Raven Industries, Inc.                                     5,746    104,635             0.0%
    Raytheon Co.                                              34,592  4,061,101             0.2%
#*  RBC Bearings, Inc.                                         2,240    153,194             0.0%
    RCM Technologies, Inc.                                       395      2,018             0.0%
    Regal Beloit Corp.                                         4,600    293,434             0.0%
#*  Republic Airways Holdings, Inc.                            4,358     25,102             0.0%
    Republic Services, Inc.                                   31,237  1,366,306             0.1%
    Resources Connection, Inc.                                 4,266     76,575             0.0%
*   Rexnord Corp.                                              9,016    166,616             0.0%
*   Roadrunner Transportation Systems, Inc.                    1,537     16,354             0.0%
    Robert Half International, Inc.                           15,593    821,127             0.1%
    Rockwell Automation, Inc.                                 15,420  1,683,247             0.1%
#   Rockwell Collins, Inc.                                    15,432  1,338,263             0.1%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Industrials -- (Continued)
    Rollins, Inc.                                             10,689 $  286,679             0.0%
#   Roper Technologies, Inc.                                  11,544  2,151,224             0.1%
*   RPX Corp.                                                  2,672     38,049             0.0%
#   RR Donnelley & Sons Co.                                   25,252    426,001             0.0%
*   Rush Enterprises, Inc. Class A                             2,675     65,216             0.0%
    Ryder System, Inc.                                         6,088    436,997             0.0%
*   Saia, Inc.                                                 2,325     54,893             0.0%
#*  Sensata Technologies Holding NV                           20,030    963,243             0.1%
    SIFCO Industries, Inc.                                       100      1,248             0.0%
#   Simpson Manufacturing Co., Inc.                            3,827    145,349             0.0%
    SkyWest, Inc.                                              4,969     94,610             0.0%
    Snap-on, Inc.                                              6,694  1,110,468             0.1%
#*  SolarCity Corp.                                            7,188    213,124             0.0%
    Southwest Airlines Co.                                    81,139  3,755,924             0.2%
*   SP Plus Corp.                                              2,343     59,747             0.0%
*   Sparton Corp.                                                400      9,412             0.0%
*   Spirit Aerosystems Holdings, Inc. Class A                 16,300    859,662             0.1%
*   Spirit Airlines, Inc.                                      8,024    297,851             0.0%
    SPX Corp.                                                  3,900     47,775             0.0%
*   SPX FLOW, Inc.                                             3,900    132,210             0.0%
    Standex International Corp.                                1,820    163,290             0.0%
    Stanley Black & Decker, Inc.                              16,463  1,744,749             0.1%
    Steelcase, Inc. Class A                                   13,910    269,993             0.0%
#*  Stericycle, Inc.                                           9,782  1,187,241             0.1%
*   Sterling Construction Co., Inc.                            1,440      5,573             0.0%
    Sun Hydraulics Corp.                                       2,235     65,463             0.0%
#*  Swift Transportation Co.                                   9,100    142,233             0.0%
    TAL International Group, Inc.                              3,192     54,136             0.0%
#*  Taser International, Inc.                                  5,800    135,778             0.0%
#*  Team, Inc.                                                 1,992     69,720             0.0%
*   Teledyne Technologies, Inc.                                3,700    330,151             0.0%
    Tennant Co.                                                1,603     92,846             0.0%
    Terex Corp.                                               11,602    232,736             0.0%
    Tetra Tech, Inc.                                           6,326    170,169             0.0%
#   Textainer Group Holdings, Ltd.                             2,100     41,076             0.0%
    Textron, Inc.                                             30,800  1,298,836             0.1%
*   Thermon Group Holdings, Inc.                               2,619     52,668             0.0%
    Timken Co. (The)                                           8,560    270,496             0.0%
#   Titan International, Inc.                                  4,800     34,080             0.0%
*   Titan Machinery, Inc.                                      1,496     18,296             0.0%
    Toro Co. (The)                                             6,400    481,728             0.0%
    Towers Watson & Co. Class A                                7,250    895,810             0.1%
*   TransDigm Group, Inc.                                      6,100  1,341,085             0.1%
*   TRC Cos., Inc.                                             3,000     30,990             0.0%
#*  Trex Co., Inc.                                             2,928    114,397             0.0%
#*  Trimas Corp.                                               3,678     73,597             0.0%
#   Trinity Industries, Inc.                                  16,800    454,776             0.0%
#   Triumph Group, Inc.                                        5,222    243,241             0.0%
*   TrueBlue, Inc.                                             4,300    124,571             0.0%
#*  Tutor Perini Corp.                                         3,160     53,025             0.0%
    Twin Disc, Inc.                                              668      7,869             0.0%
    Tyco International P.L.C.                                 49,979  1,821,235             0.1%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES     VALUE+    OF NET ASSETS**
                                                              ------- ------------ ---------------
Industrials -- (Continued)
*   Ultralife Corp.                                             2,100 $     14,238             0.0%
    UniFirst Corp.                                              1,540      161,808             0.0%
    Union Pacific Corp.                                       100,548    8,983,964             0.4%
*   United Continental Holdings, Inc.                          42,129    2,540,800             0.1%
    United Parcel Service, Inc. Class B                        81,582    8,404,578             0.4%
*   United Rentals, Inc.                                       10,112      756,984             0.0%
    United Technologies Corp.                                  98,045    9,648,608             0.4%
    Universal Forest Products, Inc.                             1,800      130,734             0.0%
    Universal Truckload Services, Inc.                            888       14,190             0.0%
#   US Ecology, Inc.                                            1,848       72,460             0.0%
*   USA Truck, Inc.                                             1,235       22,452             0.0%
#*  USG Corp.                                                  10,369      244,397             0.0%
*   UTi Worldwide, Inc.                                         9,764       69,617             0.0%
    Valmont Industries, Inc.                                    2,500      271,100             0.0%
*   Vectrus, Inc.                                               1,092       27,158             0.0%
*   Verisk Analytics, Inc.                                     18,210    1,304,018             0.1%
#*  Veritiv Corp.                                                 831       34,902             0.0%
*   Versar, Inc.                                                1,500        4,890             0.0%
    Viad Corp.                                                  1,850       55,704             0.0%
#*  Vicor Corp.                                                 1,200       11,592             0.0%
*   Virco Manufacturing Corp.                                   1,718        6,219             0.0%
#   VSE Corp.                                                     800       45,968             0.0%
*   Wabash National Corp.                                       6,947       83,156             0.0%
*   WABCO Holdings, Inc.                                        6,600      740,718             0.0%
#   Wabtec Corp.                                               11,320      938,088             0.1%
    Waste Connections, Inc.                                    13,285      723,767             0.0%
    Waste Management, Inc.                                     49,260    2,648,218             0.1%
    Watsco, Inc.                                                3,200      393,696             0.0%
    Watts Water Technologies, Inc. Class A                      2,870      156,243             0.0%
#   Werner Enterprises, Inc.                                    4,400      116,424             0.0%
#*  Wesco Aircraft Holdings, Inc.                               2,513       31,312             0.0%
#*  WESCO International, Inc.                                   4,987      244,014             0.0%
    West Corp.                                                  3,908       93,049             0.0%
*   Willis Lease Finance Corp.                                    400        6,240             0.0%
    Woodward, Inc.                                              6,716      305,578             0.0%
#   WW Grainger, Inc.                                           6,800    1,428,000             0.1%
#*  XPO Logistics, Inc.                                        10,177      282,514             0.0%
    Xylem, Inc.                                                20,833      758,530             0.0%
*   YRC Worldwide, Inc.                                         3,260       59,528             0.0%
                                                                      ------------            ----
Total Industrials                                                      276,514,166            11.1%
                                                                      ------------            ----
Information Technology -- (19.3%)
#*  3D Systems Corp.                                           10,300      103,618             0.0%
    Accenture P.L.C. Class A                                   73,616    7,891,635             0.3%
#*  ACI Worldwide, Inc.                                        12,654      303,063             0.0%
#   Activision Blizzard, Inc.                                  60,645    2,108,020             0.1%
*   Actua Corp.                                                 3,900       54,015             0.0%
#*  Acxiom Corp.                                                7,928      175,367             0.0%
*   ADDvantage Technologies Group, Inc.                           400          940             0.0%
*   Adobe Systems, Inc.                                        57,722    5,117,633             0.2%
    ADTRAN, Inc.                                                5,562       86,378             0.0%
*   Advanced Energy Industries, Inc.                            4,259      120,445             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Information Technology -- (Continued)
*   Agilysys, Inc.                                              2,000 $    22,740             0.0%
#*  Akamai Technologies, Inc.                                  20,469   1,244,925             0.1%
*   Alliance Data Systems Corp.                                 7,287   2,166,498             0.1%
#*  Alpha & Omega Semiconductor, Ltd.                             640       5,683             0.0%
*   Alphabet, Inc. Class A                                     34,199  25,218,001             1.0%
*   Alphabet, Inc. Class C                                     36,478  25,928,927             1.1%
    Altera Corp.                                               33,767   1,774,456             0.1%
    Amdocs, Ltd.                                               17,472   1,040,807             0.1%
    American Software, Inc. Class A                             2,676      27,375             0.0%
*   Amkor Technology, Inc.                                     11,015      68,513             0.0%
    Amphenol Corp. Class A                                     36,888   2,000,067             0.1%
#*  Amtech Systems, Inc.                                          897       4,620             0.0%
    Analog Devices, Inc.                                       36,592   2,199,911             0.1%
*   Anixter International, Inc.                                 3,000     205,740             0.0%
#*  ANSYS, Inc.                                                10,792   1,028,586             0.1%
    Apple, Inc.                                               678,923  81,131,298             3.3%
    Applied Materials, Inc.                                   134,035   2,247,767             0.1%
#*  Arista Networks, Inc.                                       4,492     289,779             0.0%
*   ARRIS Group, Inc.                                          14,950     422,487             0.0%
*   Arrow Electronics, Inc.                                    11,300     621,387             0.0%
#*  Aspen Technology, Inc.                                     11,112     459,926             0.0%
#   Atmel Corp.                                                46,749     355,292             0.0%
#*  Autodesk, Inc.                                             25,809   1,424,399             0.1%
    Automatic Data Processing, Inc.                            52,539   4,570,368             0.2%
#   Avago Technologies, Ltd.                                   31,262   3,849,290             0.2%
*   AVG Technologies NV                                        13,216     313,219             0.0%
*   Aviat Networks, Inc.                                        6,079       6,201             0.0%
#*  Avid Technology, Inc.                                       3,971      33,555             0.0%
    Avnet, Inc.                                                15,500     704,165             0.0%
    AVX Corp.                                                   6,815      92,003             0.0%
*   Aware, Inc.                                                 2,752       8,889             0.0%
*   Axcelis Technologies, Inc.                                  4,358      12,202             0.0%
*   AXT, Inc.                                                   2,829       6,224             0.0%
#   Badger Meter, Inc.                                          1,600      96,928             0.0%
#*  Barracuda Networks, Inc.                                      226       4,335             0.0%
    Bel Fuse, Inc. Class B                                      1,175      21,185             0.0%
    Belden, Inc.                                                4,749     304,078             0.0%
*   Benchmark Electronics, Inc.                                 4,988      98,663             0.0%
    Black Box Corp.                                             2,047      24,994             0.0%
    Blackbaud, Inc.                                             5,300     332,257             0.0%
*   Blackhawk Network Holdings, Inc.                            5,102     217,243             0.0%
*   Blucora, Inc.                                               5,747      56,321             0.0%
    Booz Allen Hamilton Holding Corp.                          12,485     367,808             0.0%
#*  Bottomline Technologies de, Inc.                            3,763     104,160             0.0%
    Broadcom Corp. Class A                                     58,795   3,022,063             0.1%
    Broadridge Financial Solutions, Inc.                       13,656     813,624             0.0%
#*  BroadSoft, Inc.                                             1,434      45,845             0.0%
    Brocade Communications Systems, Inc.                       46,371     483,186             0.0%
    Brooks Automation, Inc.                                     5,441      60,069             0.0%
    CA, Inc.                                                   35,472     982,929             0.1%
*   Cabot Microelectronics Corp.                                2,700     113,859             0.0%
*   CACI International, Inc. Class A                            2,335     226,588             0.0%

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TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Information Technology -- (Continued)
#*  Cadence Design Systems, Inc.                               34,222 $   760,413             0.0%
*   CalAmp Corp.                                                5,287     100,242             0.0%
*   Calix, Inc.                                                 3,886      27,163             0.0%
#*  Cardtronics, Inc.                                           5,453     188,129             0.0%
*   Cascade Microtech, Inc.                                     1,242      19,027             0.0%
#   Cass Information Systems, Inc.                              1,118      58,315             0.0%
#*  Cavium, Inc.                                                6,685     474,301             0.0%
    CDK Global, Inc.                                           18,394     915,837             0.1%
    CDW Corp.                                                  14,294     638,799             0.0%
*   Ceva, Inc.                                                  1,916      44,777             0.0%
    Checkpoint Systems, Inc.                                    4,385      32,800             0.0%
*   CIBER, Inc.                                                16,532      59,019             0.0%
#*  Ciena Corp.                                                15,452     373,011             0.0%
#*  Cimpress NV                                                 3,805     300,215             0.0%
#*  Cirrus Logic, Inc.                                          7,925     244,328             0.0%
    Cisco Systems, Inc.                                       595,177  17,170,856             0.7%
*   Citrix Systems, Inc.                                       19,517   1,602,346             0.1%
#*  Clearfield, Inc.                                              574       8,053             0.0%
    Cognex Corp.                                                9,436     354,794             0.0%
*   Cognizant Technology Solutions Corp. Class A               70,131   4,776,622             0.2%
#*  Coherent, Inc.                                              2,264     122,709             0.0%
    Cohu, Inc.                                                  1,500      18,885             0.0%
*   CommScope Holding Co., Inc.                                15,139     490,958             0.0%
    Communications Systems, Inc.                                1,155       9,367             0.0%
*   CommVault Systems, Inc.                                     4,695     190,241             0.0%
    Computer Sciences Corp.                                    16,353   1,088,946             0.1%
    Computer Task Group, Inc.                                   1,400      10,080             0.0%
    Comtech Telecommunications Corp.                            1,794      43,343             0.0%
*   Constant Contact, Inc.                                      3,432      89,575             0.0%
    Convergys Corp.                                            11,700     300,339             0.0%
*   CoreLogic, Inc.                                            10,349     403,404             0.0%
#   Corning, Inc.                                             147,739   2,747,945             0.1%
*   CoStar Group, Inc.                                          3,836     778,977             0.0%
*   Covisint Corp.                                              2,786       5,878             0.0%
#*  Cray, Inc.                                                  4,250     125,928             0.0%
#*  Cree, Inc.                                                 11,750     295,983             0.0%
    CSG Systems International, Inc.                             3,600     120,672             0.0%
    CTS Corp.                                                   5,571     101,281             0.0%
*   CyberOptics Corp.                                           1,199       8,441             0.0%
#   Cypress Semiconductor Corp.                                36,041     379,872             0.0%
#   Daktronics, Inc.                                            4,150      40,255             0.0%
*   Datalink Corp.                                              1,423      10,388             0.0%
*   Demand Media, Inc.                                            553       2,406             0.0%
*   DHI Group, Inc.                                             4,237      38,345             0.0%
#   Diebold, Inc.                                               7,100     261,777             0.0%
*   Digi International, Inc.                                    2,040      26,316             0.0%
#*  Digimarc Corp.                                                858      19,271             0.0%
*   Diodes, Inc.                                                3,450      79,005             0.0%
#   Dolby Laboratories, Inc. Class A                            6,760     234,369             0.0%
*   DSP Group, Inc.                                             3,109      31,401             0.0%
    DST Systems, Inc.                                           4,093     499,960             0.0%
*   DTS, Inc.                                                   2,882      85,768             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Information Technology -- (Continued)
    EarthLink Holdings Corp.                                   14,869 $   127,130             0.0%
*   eBay, Inc.                                                126,809   3,537,971             0.2%
#   Ebix, Inc.                                                  5,000     138,650             0.0%
*   EchoStar Corp. Class A                                      5,601     251,093             0.0%
*   Edgewater Technology, Inc.                                  1,000       7,940             0.0%
    Electro Rent Corp.                                          2,590      26,884             0.0%
    Electro Scientific Industries, Inc.                         2,430      11,348             0.0%
*   Electronic Arts, Inc.                                      36,326   2,618,015             0.1%
*   Electronics for Imaging, Inc.                               5,000     232,200             0.0%
#*  Ellie Mae, Inc.                                             1,400     102,172             0.0%
*   eMagin Corp.                                                2,210       4,973             0.0%
    EMC Corp.                                                 223,348   5,856,185             0.3%
*   Emcore Corp.                                                  827       5,657             0.0%
#*  EnerNOC, Inc.                                               2,080      16,307             0.0%
*   Entegris, Inc.                                             13,900     178,337             0.0%
#*  Envestnet, Inc.                                             3,212      95,910             0.0%
*   EPAM Systems, Inc.                                          5,135     397,192             0.0%
    EPIQ Systems, Inc.                                          4,051      55,904             0.0%
*   ePlus, Inc.                                                   500      42,210             0.0%
*   Euronet Worldwide, Inc.                                     5,700     457,368             0.0%
#*  Everi Holdings, Inc.                                        5,930      27,752             0.0%
#*  Exar Corp.                                                  4,019      22,868             0.0%
*   ExlService Holdings, Inc.                                   4,142     183,325             0.0%
*   Extreme Networks, Inc.                                      6,199      22,254             0.0%
*   F5 Networks, Inc.                                           7,950     876,090             0.1%
*   Fabrinet                                                      926      20,066             0.0%
*   Facebook, Inc. Class A                                    255,811  26,085,048             1.1%
    Fair Isaac Corp.                                            3,625     334,841             0.0%
*   Fairchild Semiconductor International, Inc.                13,385     223,262             0.0%
#*  FARO Technologies, Inc.                                     2,100      70,959             0.0%
#   FEI Co.                                                     4,865     351,204             0.0%
    Fidelity National Information Services, Inc.               33,373   2,433,559             0.1%
#*  Finisar Corp.                                              10,015     113,871             0.0%
#*  FireEye, Inc.                                              13,300     347,795             0.0%
*   First Solar, Inc.                                           8,350     476,535             0.0%
*   Fiserv, Inc.                                               28,600   2,760,186             0.1%
*   FleetCor Technologies, Inc.                                 8,968   1,299,104             0.1%
*   Flextronics International, Ltd.                            22,626     257,710             0.0%
    FLIR Systems, Inc.                                         16,900     450,723             0.0%
*   FormFactor, Inc.                                            6,406      52,785             0.0%
    Forrester Research, Inc.                                    1,137      36,691             0.0%
*   Fortinet, Inc.                                             16,861     579,344             0.0%
*   Freescale Semiconductor, Ltd.                              11,878     397,794             0.0%
*   Frequency Electronics, Inc.                                   798       8,714             0.0%
*   Gartner, Inc.                                              10,000     906,700             0.1%
*   Genpact, Ltd.                                              22,351     553,858             0.0%
    Global Payments, Inc.                                       8,396   1,145,298             0.1%
#*  Glu Mobile, Inc.                                            1,098       4,524             0.0%
#*  GrubHub, Inc.                                               4,905     117,622             0.0%
*   GSE Systems, Inc.                                           1,745       2,373             0.0%
*   GSI Group, Inc.                                             1,769      23,899             0.0%
*   GSI Technology, Inc.                                        2,032       8,575             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Information Technology -- (Continued)
*   GTT Communications, Inc.                                    2,997 $    56,104             0.0%
*   Guidewire Software, Inc.                                    8,235     479,524             0.0%
    Hackett Group, Inc. (The)                                   5,500      81,840             0.0%
*   Harmonic, Inc.                                             10,205      58,781             0.0%
    Harris Corp.                                               14,055   1,112,172             0.1%
    Heartland Payment Systems, Inc.                             4,300     318,200             0.0%
*   HomeAway, Inc.                                              7,000     220,920             0.0%
    HP, Inc.                                                  212,428   5,727,059             0.2%
#*  Hutchinson Technology, Inc.                                 1,900       3,325             0.0%
    IAC/InterActiveCorp                                         8,868     594,245             0.0%
#*  ID Systems, Inc.                                            1,700       5,984             0.0%
#*  Identiv, Inc.                                                 109         280             0.0%
*   IEC Electronics Corp.                                         638       2,259             0.0%
*   II-VI, Inc.                                                 4,886      88,534             0.0%
#*  Imation Corp.                                               2,440       4,929             0.0%
#*  Immersion Corp.                                               597       7,749             0.0%
#*  Infinera Corp.                                             12,200     241,072             0.0%
    Ingram Micro, Inc. Class A                                 18,040     537,231             0.0%
*   Innodata, Inc.                                              2,754       6,499             0.0%
*   Inphi Corp.                                                 1,500      44,655             0.0%
*   Insight Enterprises, Inc.                                   4,020     102,108             0.0%
*   Integrated Device Technology, Inc.                         15,881     404,966             0.0%
    Integrated Silicon Solution, Inc.                           3,810      85,649             0.0%
    Intel Corp.                                               551,173  18,662,718             0.8%
    InterDigital, Inc.                                          4,500     228,330             0.0%
*   Internap Corp.                                              7,852      53,080             0.0%
    International Business Machines Corp.                     110,693  15,505,875             0.6%
    Intersil Corp. Class A                                     12,140     164,497             0.0%
#*  Intevac, Inc.                                               2,384      11,682             0.0%
*   IntraLinks Holdings, Inc.                                   1,193      10,439             0.0%
*   IntriCon Corp.                                                800       6,544             0.0%
    Intuit, Inc.                                               30,298   2,951,934             0.1%
#*  IPG Photonics Corp.                                         4,276     353,283             0.0%
*   Iteris, Inc.                                                  600       1,434             0.0%
#*  Itron, Inc.                                                 4,100     150,593             0.0%
*   Ixia                                                        4,546      65,508             0.0%
    IXYS Corp.                                                  2,391      29,792             0.0%
    j2 Global, Inc.                                             5,183     401,942             0.0%
#   Jabil Circuit, Inc.                                        19,112     439,194             0.0%
    Jack Henry & Associates, Inc.                               8,990     695,287             0.0%
    Juniper Networks, Inc.                                     49,530   1,554,747             0.1%
*   Kemet Corp.                                                 2,594       7,211             0.0%
*   Key Tronic Corp.                                              749       6,239             0.0%
*   Keysight Technologies, Inc.                                19,561     647,078             0.0%
*   Kimball Electronics, Inc.                                   1,875      21,356             0.0%
    KLA-Tencor Corp.                                           17,570   1,179,298             0.1%
#*  Knowles Corp.                                               9,690     161,435             0.0%
#*  Kopin Corp.                                                 8,696      23,218             0.0%
*   Kulicke & Soffa Industries, Inc.                            6,752      71,571             0.0%
*   KVH Industries, Inc.                                        2,000      19,600             0.0%
    Lam Research Corp.                                         16,902   1,294,524             0.1%
#*  Lattice Semiconductor Corp.                                 8,552      39,168             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Information Technology -- (Continued)
    Leidos Holdings, Inc.                                       7,400 $   389,018             0.0%
#   Lexmark International, Inc. Class A                         7,972     259,010             0.0%
*   Limelight Networks, Inc.                                    5,494      11,208             0.0%
    Linear Technology Corp.                                    27,307   1,212,977             0.1%
*   LinkedIn Corp. Class A                                     13,138   3,164,550             0.1%
*   Lionbridge Technologies, Inc.                               5,700      30,723             0.0%
*   Liquidity Services, Inc.                                      652       5,340             0.0%
    Littelfuse, Inc.                                            2,279     227,740             0.0%
*   LoJack Corp.                                                2,400       7,104             0.0%
*   Lumentum Holdings, Inc.                                     5,060      72,560             0.0%
#*  M/A-COM Technology Solutions Holdings, Inc.                 2,012      67,885             0.0%
#*  Magnachip Semiconductor Corp.                               2,100      11,109             0.0%
*   Manhattan Associates, Inc.                                  8,776     639,332             0.0%
#   ManTech International Corp. Class A                         2,440      70,516             0.0%
    Marchex, Inc. Class B                                       3,183      13,751             0.0%
    Marvell Technology Group, Ltd.                             49,822     409,039             0.0%
    MasterCard, Inc. Class A                                  117,007  11,582,523             0.5%
*   Mattersight Corp.                                             500       3,605             0.0%
#*  Mattson Technology, Inc.                                      200         468             0.0%
    Maxim Integrated Products, Inc.                            32,128   1,316,605             0.1%
    MAXIMUS, Inc.                                               7,600     518,320             0.0%
*   MaxLinear, Inc. Class A                                     2,448      31,824             0.0%
#*  Maxwell Technologies, Inc.                                    703       4,218             0.0%
#   Mentor Graphics Corp.                                      12,551     341,387             0.0%
*   Mercury Systems, Inc.                                       2,500      42,900             0.0%
#   Mesa Laboratories, Inc.                                       300      33,555             0.0%
    Methode Electronics, Inc.                                   5,669     188,948             0.0%
#   Microchip Technology, Inc.                                 23,061   1,113,616             0.1%
*   Micron Technology, Inc.                                   115,231   1,908,225             0.1%
*   Microsemi Corp.                                            11,316     407,489             0.0%
    Microsoft Corp.                                           904,375  47,606,300             1.9%
*   MicroStrategy, Inc. Class A                                 1,168     200,978             0.0%
    MKS Instruments, Inc.                                       5,048     177,892             0.0%
    MOCON, Inc.                                                   535       7,335             0.0%
#*  ModusLink Global Solutions, Inc.                            5,100      14,739             0.0%
*   MoneyGram International, Inc.                               1,383      13,982             0.0%
    Monolithic Power Systems, Inc.                              3,320     207,234             0.0%
    Monotype Imaging Holdings, Inc.                             4,300     117,562             0.0%
#*  Monster Worldwide, Inc.                                    12,900      80,883             0.0%
#*  MoSys, Inc.                                                 3,108       4,320             0.0%
    Motorola Solutions, Inc.                                   23,741   1,661,158             0.1%
#   MTS Systems Corp.                                           1,700     112,251             0.0%
*   Multi-Fineline Electronix, Inc.                             1,672      31,066             0.0%
*   Nanometrics, Inc.                                           2,297      35,098             0.0%
#   National Instruments Corp.                                 11,075     337,455             0.0%
    NCI, Inc. Class A                                           1,200      18,648             0.0%
*   NCR Corp.                                                  19,970     531,202             0.0%
#*  NeoPhotonics Corp.                                            780       6,451             0.0%
    NetApp, Inc.                                               35,539   1,208,326             0.1%
*   NETGEAR, Inc.                                               3,951     163,571             0.0%
*   Netscout Systems, Inc.                                     11,014     395,072             0.0%
#*  NetSuite, Inc.                                              4,400     374,308             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Information Technology -- (Continued)
#*  NeuStar, Inc. Class A                                       7,800 $   212,082             0.0%
*   Newport Corp.                                               5,630      85,069             0.0%
    NIC, Inc.                                                   5,718     108,470             0.0%
#*  Novatel Wireless, Inc.                                      4,993      10,735             0.0%
*   Nuance Communications, Inc.                                28,092     476,721             0.0%
#*  Numerex Corp. Class A                                         700       5,642             0.0%
    NVIDIA Corp.                                               63,600   1,804,332             0.1%
*   Oclaro, Inc.                                                4,000      11,720             0.0%
*   OmniVision Technologies, Inc.                               5,145     148,536             0.0%
*   ON Semiconductor Corp.                                     48,843     537,273             0.0%
#   Optical Cable Corp.                                         1,300       4,069             0.0%
    Oracle Corp.                                              406,178  15,775,954             0.6%
*   OSI Systems, Inc.                                           2,078     179,082             0.0%
*   Palo Alto Networks, Inc.                                    8,067   1,298,787             0.1%
*   PAR Technology Corp.                                        1,750       9,205             0.0%
    Park Electrochemical Corp.                                  2,544      41,569             0.0%
#   Paychex, Inc.                                              37,214   1,919,498             0.1%
#*  Paycom Software, Inc.                                       3,434     130,526             0.0%
*   PayPal Holdings, Inc.                                     127,609   4,595,200             0.2%
    PC Connection, Inc.                                         1,900      44,156             0.0%
    PC-Tel, Inc.                                                2,700      15,431             0.0%
*   PCM, Inc.                                                   1,468      13,608             0.0%
*   PDF Solutions, Inc.                                         3,109      32,831             0.0%
    Pegasystems, Inc.                                           3,190      88,969             0.0%
*   Perceptron, Inc.                                              528       4,198             0.0%
*   Perficient, Inc.                                            2,556      42,736             0.0%
    Pericom Semiconductor Corp.                                 2,935      51,216             0.0%
#*  Photronics, Inc.                                            5,488      52,630             0.0%
*   Planar Systems, Inc.                                          930       5,794             0.0%
    Plantronics, Inc.                                           4,499     241,236             0.0%
*   Plexus Corp.                                                2,860      99,013             0.0%
*   PMC-Sierra, Inc.                                           21,900     261,048             0.0%
*   Polycom, Inc.                                              18,000     248,040             0.0%
    Power Integrations, Inc.                                    2,919     147,731             0.0%
*   PRGX Global, Inc.                                           2,100       7,875             0.0%
*   Progress Software Corp.                                     6,750     163,890             0.0%
*   PTC, Inc.                                                  15,600     552,864             0.0%
    QAD, Inc. Class A                                             739      18,874             0.0%
    QAD, Inc. Class B                                             184       3,906             0.0%
*   QLogic Corp.                                                7,416      91,958             0.0%
*   Qorvo, Inc.                                                16,501     724,889             0.0%
    QUALCOMM, Inc.                                            185,425  11,017,954             0.5%
*   Qualstar Corp.                                                300         354             0.0%
#*  QuinStreet, Inc.                                            2,500      13,875             0.0%
*   Qumu Corp.                                                  1,254       3,273             0.0%
*   Rackspace Hosting, Inc.                                    13,000     336,050             0.0%
*   Radisys Corp.                                               2,460       6,322             0.0%
#*  Rambus, Inc.                                               11,313     116,750             0.0%
*   RealD, Inc.                                                 2,400      24,408             0.0%
#*  RealNetworks, Inc.                                          3,050      11,834             0.0%
*   Red Hat, Inc.                                              20,680   1,635,995             0.1%
    Reis, Inc.                                                  1,130      27,504             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Information Technology -- (Continued)
*   RetailMeNot, Inc.                                          1,320 $   11,603             0.0%
    Richardson Electronics, Ltd.                               2,200     13,200             0.0%
#*  Rightside Group, Ltd.                                        553      4,452             0.0%
#*  Rofin-Sinar Technologies, Inc.                             1,536     44,483             0.0%
*   Rogers Corp.                                               1,570     73,036             0.0%
*   Rosetta Stone, Inc.                                        1,296      8,528             0.0%
#*  Rovi Corp.                                                11,513    105,344             0.0%
#*  Rubicon Technology, Inc.                                   1,987      2,186             0.0%
#*  Ruckus Wireless, Inc.                                      5,936     66,958             0.0%
*   Rudolph Technologies, Inc.                                 2,529     32,346             0.0%
    Sabre Corp.                                               15,318    449,124             0.0%
*   salesforce.com inc                                        73,268  5,693,656             0.2%
#   SanDisk Corp.                                             25,120  1,934,240             0.1%
*   Sanmina Corp.                                              7,765    160,503             0.0%
*   ScanSource, Inc.                                           2,184     75,370             0.0%
    Science Applications International Corp.                   4,228    193,896             0.0%
*   SciQuest, Inc.                                             3,307     39,221             0.0%
#*  Seachange International, Inc.                              3,000     19,410             0.0%
#   Seagate Technology P.L.C.                                 35,310  1,343,899             0.1%
*   Semtech Corp.                                              7,320    128,100             0.0%
*   ServiceNow, Inc.                                          16,794  1,371,230             0.1%
*   ShoreTel, Inc.                                             4,620     43,613             0.0%
#*  Shutterstock, Inc.                                           900     25,632             0.0%
*   Sigma Designs, Inc.                                        2,500     22,025             0.0%
*   Silicon Graphics International Corp.                       1,172      5,122             0.0%
*   Silicon Laboratories, Inc.                                 4,220    210,873             0.0%
#   Skyworks Solutions, Inc.                                  22,403  1,730,408             0.1%
*   SolarWinds, Inc.                                           7,737    448,978             0.0%
    Solera Holdings, Inc.                                      7,592    414,979             0.0%
#*  Sonus Networks, Inc.                                       4,563     30,161             0.0%
#*  Splunk, Inc.                                              14,481    813,253             0.0%
    SS&C Technologies Holdings, Inc.                           9,881    732,676             0.0%
#*  Stamps.com, Inc.                                           1,538    116,288             0.0%
*   StarTek, Inc.                                              2,385      8,586             0.0%
#*  Stratasys, Ltd.                                            3,698     94,299             0.0%
#*  SunPower Corp.                                             5,642    151,431             0.0%
#*  Super Micro Computer, Inc.                                 3,909    110,273             0.0%
*   support.com, Inc.                                          5,150      5,974             0.0%
*   Sykes Enterprises, Inc.                                    3,800    110,200             0.0%
    Symantec Corp.                                            73,841  1,521,125             0.1%
#*  Synaptics, Inc.                                            3,900    331,851             0.0%
#*  Synchronoss Technologies, Inc.                             3,466    121,934             0.0%
#   SYNNEX Corp.                                               3,205    283,450             0.0%
*   Synopsys, Inc.                                            16,668    833,067             0.1%
*   Syntel, Inc.                                               4,000    188,160             0.0%
*   Tableau Software, Inc. Class A                             5,714    479,747             0.0%
#*  Take-Two Interactive Software, Inc.                        8,400    278,880             0.0%
    TE Connectivity, Ltd.                                     46,494  2,996,073             0.1%
*   Tech Data Corp.                                            3,513    255,711             0.0%
*   TeleCommunication Systems, Inc. Class A                    4,140     16,933             0.0%
*   Telenav, Inc.                                              1,400     10,080             0.0%
    TeleTech Holdings, Inc.                                    2,400     69,840             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Information Technology -- (Continued)
#*  Teradata Corp.                                             15,885 $   446,527             0.0%
#   Teradyne, Inc.                                             23,067     450,268             0.0%
    Tessco Technologies, Inc.                                   1,314      28,698             0.0%
    Tessera Technologies, Inc.                                  4,753     166,212             0.0%
    Texas Instruments, Inc.                                   119,773   6,793,525             0.3%
*   TiVo, Inc.                                                 11,267     102,304             0.0%
    Total System Services, Inc.                                18,983     995,658             0.1%
    Transact Technologies, Inc.                                   600       5,742             0.0%
#*  Travelzoo, Inc.                                               400       3,576             0.0%
#*  Trimble Navigation, Ltd.                                   26,764     608,881             0.0%
#*  TTM Technologies, Inc.                                      6,116      44,647             0.0%
#*  Twitter, Inc.                                              51,177   1,456,497             0.1%
*   Tyler Technologies, Inc.                                    3,825     651,627             0.0%
#   Ubiquiti Networks, Inc.                                     3,500     102,130             0.0%
#*  Ultimate Software Group, Inc. (The)                         3,196     653,103             0.0%
#*  Ultra Clean Holdings, Inc.                                  2,422      11,819             0.0%
#*  Ultratech, Inc.                                             2,900      45,327             0.0%
*   Unisys Corp.                                                4,732      63,409             0.0%
#*  United Online, Inc.                                         1,335      15,593             0.0%
#*  Universal Display Corp.                                     4,637     159,095             0.0%
*   Unwired Planet, Inc.                                        5,758       4,878             0.0%
#*  USA Technologies, Inc.                                        346         983             0.0%
*   Vantiv, Inc. Class A                                       16,483     826,622             0.0%
#*  Veeco Instruments, Inc.                                     3,900      70,278             0.0%
#*  VeriFone Systems, Inc.                                     12,403     373,826             0.0%
*   Verint Systems, Inc.                                        6,479     308,271             0.0%
#*  VeriSign, Inc.                                             14,623   1,178,614             0.1%
#*  ViaSat, Inc.                                                5,643     372,212             0.0%
#*  Viavi Solutions, Inc.                                      25,300     150,535             0.0%
*   Vicon Industries, Inc.                                        900       1,485             0.0%
*   Virtusa Corp.                                               3,423     196,583             0.0%
#   Visa, Inc. Class A                                        231,987  17,997,551             0.7%
#   Vishay Intertechnology, Inc.                               12,724     134,874             0.0%
*   Vishay Precision Group, Inc.                                1,973      23,143             0.0%
*   VMware, Inc. Class A                                        9,342     561,921             0.0%
    Wayside Technology Group, Inc.                                152       2,771             0.0%
*   Web.com Group, Inc.                                         4,205      98,691             0.0%
#*  WebMD Health Corp.                                          4,023     163,575             0.0%
*   Westell Technologies, Inc. Class A                          5,426       7,325             0.0%
    Western Digital Corp.                                      24,715   1,651,456             0.1%
#   Western Union Co. (The)                                    63,452   1,221,451             0.1%
*   WEX, Inc.                                                   4,640     417,182             0.0%
#*  Workday, Inc. Class A                                      11,802     932,004             0.1%
*   Xcerra Corp.                                                4,140      28,732             0.0%
    Xerox Corp.                                               135,087   1,268,467             0.1%
    Xilinx, Inc.                                               30,218   1,438,981             0.1%
*   XO Group, Inc.                                              4,000      60,520             0.0%
*   Yahoo!, Inc.                                              103,839   3,698,745             0.2%
*   Zebra Technologies Corp. Class A                            5,922     455,402             0.0%
#*  Zillow Group, Inc. Class A                                  3,000      92,430             0.0%
#*  Zillow Group, Inc. Class C                                  6,000     166,140             0.0%
*   Zix Corp.                                                   4,055      21,005             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES     VALUE+    OF NET ASSETS**
                                                              ------- ------------ ---------------
Information Technology -- (Continued)
#*  Zynga, Inc. Class A                                        69,569 $    164,879             0.0%
                                                                      ------------            ----
Total Information Technology                                           520,915,753            20.9%
                                                                      ------------            ----
Materials -- (3.1%)
    A Schulman, Inc.                                            3,119      111,941             0.0%
*   AEP Industries, Inc.                                          422       33,760             0.0%
    Air Products & Chemicals, Inc.                             23,792    3,306,612             0.1%
    Airgas, Inc.                                                7,460      717,354             0.0%
#*  AK Steel Holding Corp.                                      7,657       22,129             0.0%
#   Albemarle Corp.                                            13,035      697,633             0.0%
    Alcoa, Inc.                                               143,090    1,277,794             0.1%
#   Allegheny Technologies, Inc.                               11,087      162,979             0.0%
#*  AM Castle & Co.                                             1,388        3,317             0.0%
#   American Vanguard Corp.                                     2,950       39,559             0.0%
    Ampco-Pittsburgh Corp.                                        700        8,113             0.0%
    AptarGroup, Inc.                                            7,800      573,768             0.0%
    Ashland, Inc.                                               7,907      867,556             0.0%
    Avery Dennison Corp.                                       10,701      695,244             0.0%
    Axiall Corp.                                                8,057      163,154             0.0%
    Balchem Corp.                                               4,312      294,510             0.0%
    Ball Corp.                                                 15,487    1,060,859             0.1%
    Bemis Co., Inc.                                            11,191      512,324             0.0%
#*  Berry Plastics Group, Inc.                                 14,758      494,393             0.0%
*   Boise Cascade Co.                                           4,103      122,803             0.0%
    Cabot Corp.                                                 6,836      245,686             0.0%
    Calgon Carbon Corp.                                         5,900      101,480             0.0%
#   Carpenter Technology Corp.                                  4,801      159,921             0.0%
    Celanese Corp. Series A                                    17,730    1,259,716             0.1%
#*  Century Aluminum Co.                                        6,661       24,113             0.0%
    CF Industries Holdings, Inc.                               30,115    1,528,939             0.1%
#   Chase Corp.                                                 1,300       57,733             0.0%
    Chemours Co. (The)                                         20,385      141,268             0.0%
*   Chemtura Corp.                                             10,398      332,112             0.0%
*   Clearwater Paper Corp.                                      2,200      110,946             0.0%
*   Codexis, Inc.                                               1,220        3,959             0.0%
#*  Coeur d'Alene Mines Corp.                                   9,600       25,920             0.0%
    Commercial Metals Co.                                      14,074      202,243             0.0%
#   Compass Minerals International, Inc.                        3,958      321,548             0.0%
*   Core Molding Technologies, Inc.                               389        7,796             0.0%
*   Crown Holdings, Inc.                                       16,614      881,207             0.0%
    Cytec Industries, Inc.                                      9,200      684,664             0.0%
#   Deltic Timber Corp.                                         1,282       79,433             0.0%
    Domtar Corp.                                                7,486      308,723             0.0%
    Dow Chemical Co. (The)                                    106,435    5,499,496             0.2%
#   Eagle Materials, Inc.                                       5,564      367,391             0.0%
    Eastman Chemical Co.                                       16,276    1,174,639             0.1%
    Ecolab, Inc.                                               30,748    3,700,522             0.2%
    EI du Pont de Nemours & Co.                               101,926    6,462,108             0.3%
*   Ferro Corp.                                                 7,900       98,671             0.0%
#*  Flotek Industries, Inc.                                     5,082       91,984             0.0%
    FMC Corp.                                                  14,500      590,295             0.0%
#   Freeport-McMoRan, Inc.                                    111,158    1,308,330             0.1%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Materials -- (Continued)
    Friedman Industries, Inc.                                    599 $    3,588             0.0%
    FutureFuel Corp.                                           1,256     19,355             0.0%
    Globe Specialty Metals, Inc.                               6,858     86,548             0.0%
    Graphic Packaging Holding Co.                             39,100    553,656             0.0%
#   Greif, Inc. Class A                                        2,500     81,950             0.0%
#   Hawkins, Inc.                                                888     36,799             0.0%
    Haynes International, Inc.                                 1,800     71,010             0.0%
    HB Fuller Co.                                              5,400    205,146             0.0%
*   Headwaters, Inc.                                           7,800    160,290             0.0%
#   Hecla Mining Co.                                          28,200     58,374             0.0%
#*  Horsehead Holding Corp.                                    3,876     11,008             0.0%
    Huntsman Corp.                                            21,532    283,576             0.0%
    Innophos Holdings, Inc.                                    2,500    106,225             0.0%
#   Innospec, Inc.                                             2,400    132,576             0.0%
#   International Flavors & Fragrances, Inc.                   9,130  1,059,628             0.1%
    International Paper Co.                                   46,300  1,976,547             0.1%
*   Intrepid Potash, Inc.                                      5,600     21,616             0.0%
    Kaiser Aluminum Corp.                                      1,800    146,322             0.0%
    KapStone Paper and Packaging Corp.                         8,598    187,006             0.0%
    KMG Chemicals, Inc.                                        1,500     31,560             0.0%
    Koppers Holdings, Inc.                                     1,980     37,541             0.0%
*   Kraton Performance Polymers, Inc.                          3,187     64,983             0.0%
#   Kronos Worldwide, Inc.                                     2,426     19,165             0.0%
#*  Louisiana-Pacific Corp.                                   14,700    259,602             0.0%
*   LSB Industries, Inc.                                       2,000     31,300             0.0%
    LyondellBasell Industries NV Class A                      46,532  4,323,288             0.2%
    Martin Marietta Materials, Inc.                            6,130    951,069             0.1%
    Materion Corp.                                             1,659     50,019             0.0%
#   McEwen Mining, Inc.                                       13,772     12,398             0.0%
    Mercer International, Inc.                                 3,588     38,750             0.0%
    Minerals Technologies, Inc.                                3,500    206,290             0.0%
    Monsanto Co.                                              54,457  5,076,482             0.2%
    Mosaic Co. (The)                                          36,121  1,220,529             0.1%
    Myers Industries, Inc.                                     3,889     60,707             0.0%
    Neenah Paper, Inc.                                         1,500    101,115             0.0%
#   NewMarket Corp.                                            1,212    477,213             0.0%
    Newmont Mining Corp.                                      56,375  1,097,057             0.1%
*   Northern Technologies International Corp.                    300      5,385             0.0%
    Nucor Corp.                                               33,233  1,405,756             0.1%
    Olin Corp.                                                80,739  1,548,574             0.1%
#   Olympic Steel, Inc.                                        1,300     12,441             0.0%
*   OMNOVA Solutions, Inc.                                     3,300     23,694             0.0%
*   Owens-Illinois, Inc.                                      17,100    368,505             0.0%
    Packaging Corp. of America                                11,500    787,175             0.0%
    PH Glatfelter Co.                                          4,200     81,480             0.0%
#*  Platform Specialty Products Corp.                         14,504    151,422             0.0%
#   PolyOne Corp.                                             10,028    335,336             0.0%
    PPG Industries, Inc.                                      30,700  3,200,782             0.1%
    Praxair, Inc.                                             31,925  3,546,548             0.2%
    Quaker Chemical Corp.                                      1,414    112,243             0.0%
    Reliance Steel & Aluminum Co.                              8,000    479,680             0.0%
#*  Rentech, Inc.                                              2,291     13,402             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE+    OF NET ASSETS**
                                                                      ------- ----------- ---------------
Materials -- (Continued)
*           Resolute Forest Products, Inc.                              2,379 $    17,771             0.0%
#           Royal Gold, Inc.                                            6,800     325,312             0.0%
            RPM International, Inc.                                    15,241     696,666             0.0%
            Schnitzer Steel Industries, Inc. Class A                    2,300      38,778             0.0%
            Schweitzer-Mauduit International, Inc.                      3,186     123,681             0.0%
            Scotts Miracle-Gro Co. (The) Class A                        5,209     344,627             0.0%
            Sealed Air Corp.                                           23,412   1,149,997             0.1%
            Sensient Technologies Corp.                                 5,521     360,356             0.0%
            Sherwin-Williams Co. (The)                                  9,200   2,454,836             0.1%
            Sigma-Aldrich Corp.                                        12,979   1,813,426             0.1%
            Silgan Holdings, Inc.                                       5,600     284,872             0.0%
            Sonoco Products Co.                                        11,072     472,664             0.0%
#           Southern Copper Corp.                                      18,041     500,818             0.0%
            Steel Dynamics, Inc.                                       25,900     478,373             0.0%
            Stepan Co.                                                  1,746      92,416             0.0%
#*          Stillwater Mining Co.                                      11,244     105,019             0.0%
            SunCoke Energy, Inc.                                        6,923      34,338             0.0%
            Synalloy Corp.                                                737       6,427             0.0%
#           TimkenSteel Corp.                                           4,280      45,539             0.0%
*           Trecora Resources                                             613       8,729             0.0%
            Tredegar Corp.                                              2,230      31,800             0.0%
#           Tronox, Ltd. Class A                                        5,929      36,819             0.0%
            United States Lime & Minerals, Inc.                           353      17,244             0.0%
#           United States Steel Corp.                                  14,600     170,528             0.0%
#*          Universal Stainless & Alloy Products, Inc.                    545       4,742             0.0%
#*          US Concrete, Inc.                                           1,426      79,086             0.0%
            Valspar Corp. (The)                                         8,700     704,265             0.0%
            Vulcan Materials Co.                                       15,188   1,466,857             0.1%
            Wausau Paper Corp.                                          5,215      53,245             0.0%
            Westlake Chemical Corp.                                     5,260     317,020             0.0%
            WestRock Co.                                               30,506   1,640,003             0.1%
#           Worthington Industries, Inc.                                5,620     172,534             0.0%
*           WR Grace & Co.                                              8,300     832,490             0.0%
                                                                              -----------             ---
Total Materials                                                                83,150,634             3.3%
                                                                              -----------             ---
Other -- (0.0%)
(degrees)*  Gerber Scientific, Inc. Escrow Shares                       2,901          --             0.0%
(degrees)*  Petrocorp, Inc. Escrow Shares                                 100          --             0.0%
                                                                              -----------             ---
Total Other                                                                            --             0.0%
                                                                              -----------             ---
Telecommunication Services -- (2.1%)
#*          8x8, Inc.                                                   3,443      36,702             0.0%
*           Alaska Communications Systems Group, Inc.                   1,400       3,206             0.0%
            AT&T, Inc.                                                728,362  24,407,411             1.0%
            Atlantic Tele-Network, Inc.                                 1,149      87,806             0.0%
#*          Boingo Wireless, Inc.                                       1,200       9,276             0.0%
            CenturyLink, Inc.                                          63,542   1,792,520             0.1%
*           Cincinnati Bell, Inc.                                      21,600      81,432             0.0%
#           Cogent Communications Holdings, Inc.                        5,580     171,417             0.0%
#           Consolidated Communications Holdings, Inc.                  5,787     127,893             0.0%
*           FairPoint Communications, Inc.                              1,044      16,746             0.0%
#           Frontier Communications Corp.                             103,738     533,213             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Telecommunication Services -- (Continued)
*   General Communication, Inc. Class A                         3,550 $    72,296             0.0%
#   IDT Corp. Class B                                           1,800      23,310             0.0%
    Inteliquent, Inc.                                           2,700      55,944             0.0%
#*  Iridium Communications, Inc.                                4,218      34,630             0.0%
*   Level 3 Communications, Inc.                               34,364   1,750,846             0.1%
#   Lumos Networks Corp.                                        2,000      25,920             0.0%
#*  NTELOS Holdings Corp.                                       2,000      18,380             0.0%
#*  ORBCOMM, Inc.                                               1,021       6,065             0.0%
*   Premiere Global Services, Inc.                              5,500      75,240             0.0%
*   SBA Communications Corp. Class A                           14,400   1,713,888             0.1%
    Shenandoah Telecommunications Co.                           1,830      85,626             0.0%
#   Spok Holdings, Inc.                                         2,839      51,187             0.0%
#*  Sprint Corp.                                               89,897     425,213             0.0%
#*  Straight Path Communications, Inc. Class B                    900      27,900             0.0%
*   T-Mobile US, Inc.                                          32,454   1,229,682             0.0%
    Telephone & Data Systems, Inc.                              9,517     272,567             0.0%
*   United States Cellular Corp.                                1,000      40,740             0.0%
    Verizon Communications, Inc.                              480,912  22,545,154             0.9%
*   Vonage Holdings Corp.                                      16,854     102,304             0.0%
#   Windstream Holdings, Inc.                                  10,046      65,399             0.0%
                                                                      -----------             ---
Total Telecommunication Services                                       55,889,913             2.2%
                                                                      -----------             ---
Utilities -- (2.9%)
    AES Corp.                                                  84,027     920,096             0.1%
    AGL Resources, Inc.                                        13,934     870,875             0.1%
#   ALLETE, Inc.                                                5,781     290,264             0.0%
#   Alliant Energy Corp.                                       13,700     808,574             0.1%
    Ameren Corp.                                               27,900   1,218,672             0.1%
    American Electric Power Co., Inc.                          57,569   3,261,284             0.1%
    American States Water Co.                                   4,400     179,300             0.0%
    American Water Works Co., Inc.                             20,896   1,198,595             0.1%
#   Aqua America, Inc.                                         21,779     622,879             0.0%
#   Artesian Resources Corp. Class A                              471      11,474             0.0%
    Atmos Energy Corp.                                         12,602     793,926             0.0%
    Avista Corp.                                                8,019     271,443             0.0%
#   Black Hills Corp.                                           5,109     233,890             0.0%
    California Water Service Group                              6,569     146,883             0.0%
*   Calpine Corp.                                              36,997     573,823             0.0%
    CenterPoint Energy, Inc.                                   48,100     892,255             0.1%
    Chesapeake Utilities Corp.                                  2,134     111,416             0.0%
    Cleco Corp.                                                 6,582     348,846             0.0%
#   CMS Energy Corp.                                           32,492   1,171,986             0.1%
    Connecticut Water Service, Inc.                             1,422      52,344             0.0%
#   Consolidated Edison, Inc.                                  34,348   2,258,381             0.1%
#   Consolidated Water Co., Ltd.                                  777       8,601             0.0%
    Delta Natural Gas Co., Inc.                                   720      14,710             0.0%
#   Dominion Resources, Inc.                                   69,696   4,978,385             0.2%
    DTE Energy Co.                                             21,100   1,721,549             0.1%
#   Duke Energy Corp.                                          80,974   5,787,212             0.3%
*   Dynegy, Inc.                                               11,135     216,353             0.0%
    Edison International                                       38,546   2,332,804             0.1%
    El Paso Electric Co.                                        4,800     185,616             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Utilities -- (Continued)
    Empire District Electric Co. (The)                          6,870 $  154,919             0.0%
    Entergy Corp.                                              21,800  1,485,888             0.1%
    Eversource Energy                                          37,310  1,900,571             0.1%
    Exelon Corp.                                              101,117  2,823,187             0.1%
    FirstEnergy Corp.                                          49,627  1,548,362             0.1%
    Gas Natural, Inc.                                             850      7,497             0.0%
#   Genie Energy, Ltd. Class B                                  1,800     20,412             0.0%
    Great Plains Energy, Inc.                                  19,000    522,500             0.0%
    Hawaiian Electric Industries, Inc.                         10,300    301,378             0.0%
#   IDACORP, Inc.                                               5,551    371,084             0.0%
    ITC Holdings Corp.                                         18,700    611,864             0.0%
#   Laclede Group, Inc. (The)                                   4,761    278,852             0.0%
#   MDU Resources Group, Inc.                                  22,707    428,254             0.0%
    MGE Energy, Inc.                                            3,789    156,372             0.0%
#   Middlesex Water Co.                                         1,620     41,747             0.0%
#   National Fuel Gas Co.                                       7,985    419,452             0.0%
    New Jersey Resources Corp.                                 10,608    336,061             0.0%
    NextEra Energy, Inc.                                       53,065  5,447,653             0.2%
    NiSource, Inc.                                             38,075    729,517             0.0%
#   Northwest Natural Gas Co.                                   2,797    133,613             0.0%
#   NorthWestern Corp.                                          6,038    327,199             0.0%
    NRG Energy, Inc.                                           35,895    462,687             0.0%
#   NRG Yield, Inc. Class A                                     3,885     53,341             0.0%
#   NRG Yield, Inc. Class C                                     3,885     56,099             0.0%
#   OGE Energy Corp.                                           24,108    687,319             0.0%
#   ONE Gas, Inc.                                               5,950    290,598             0.0%
#   Ormat Technologies, Inc.                                    1,700     64,124             0.0%
    Otter Tail Corp.                                            3,400     93,296             0.0%
#   Pattern Energy Group, Inc.                                  7,387    172,782             0.0%
    Pepco Holdings, Inc.                                       24,900    663,087             0.0%
    PG&E Corp.                                                 57,416  3,066,014             0.1%
    Piedmont Natural Gas Co., Inc.                              8,696    498,368             0.0%
    Pinnacle West Capital Corp.                                13,115    832,934             0.1%
    PNM Resources, Inc.                                         8,650    243,238             0.0%
    Portland General Electric Co.                              10,407    385,892             0.0%
    PPL Corp.                                                  76,963  2,647,527             0.1%
    Public Service Enterprise Group, Inc.                      55,550  2,293,659             0.1%
#   Questar Corp.                                              19,300    398,545             0.0%
    RGC Resources, Inc.                                           200      4,160             0.0%
#   SCANA Corp.                                                14,954    885,576             0.1%
    Sempra Energy                                              27,672  2,833,890             0.1%
    SJW Corp.                                                   2,210     70,123             0.0%
#   South Jersey Industries, Inc.                               6,600    174,966             0.0%
#   Southern Co. (The)                                        106,577  4,806,623             0.2%
    Southwest Gas Corp.                                         5,119    314,614             0.0%
#*  Talen Energy Corp.                                          9,163     79,535             0.0%
    TECO Energy, Inc.                                          27,860    752,220             0.0%
    UGI Corp.                                                  20,312    744,841             0.0%
    UIL Holdings Corp.                                          5,631    287,125             0.0%
    Unitil Corp.                                                1,200     42,564             0.0%
#   Vectren Corp.                                               9,040    411,049             0.0%
#   WEC Energy Group, Inc.                                     37,133  1,914,577             0.1%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                                   PERCENTAGE
                                                                         SHARES       VALUE+     OF NET ASSETS**
                                                                       ---------- -------------- ---------------
Utilities -- (Continued)
             Westar Energy, Inc.                                           16,889 $      670,493             0.0%
             WGL Holdings, Inc.                                             5,799        360,872             0.0%
             Xcel Energy, Inc.                                             60,238      2,146,280             0.1%
             York Water Co. (The)                                             900         20,862             0.0%
                                                                                  --------------           -----
Total Utilities                                                                       78,958,698             3.2%
                                                                                  --------------           -----
TOTAL COMMON STOCKS                                                                2,489,655,441            99.8%
                                                                                  --------------           -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Community Health Systems, Inc. Rights 01/04/16                27,224            259             0.0%
(degrees)*   Furiex Pharmaceuticals Contingent Value Rights                   833          8,138             0.0%
(degrees)*   Leap Wireless International, Inc. Contingent Value Rights      7,025         13,277             0.0%
(degrees)#*  Magnum Hunter Resources Corp. Warrants 04/15/16                1,430             --             0.0%
(degrees)#*  Safeway Casa Ley Contingent Value Rights                      26,773         27,172             0.0%
(degrees)#*  Safeway PDC, LLC Contingent Value Rights                      26,773          1,306             0.0%
                                                                                  --------------           -----
TOTAL RIGHTS/WARRANTS                                                                     50,152             0.0%
                                                                                  --------------           -----
TOTAL INVESTMENT SECURITIES                                                        2,489,705,593
                                                                                  --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
             State Street Institutional Liquid Reserves, 0.140%         5,799,328      5,799,328             0.2%
                                                                                  --------------           -----
SECURITIES LENDING COLLATERAL -- (7.7%)
(S)@         DFA Short Term Investment Fund                            17,933,941    207,495,694             8.4%
                                                                                  --------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $1,473,062,946)                               $2,703,000,615           108.4%
                                                                                  ==============           =====

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                --------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary       $  352,017,890           --   --    $  352,017,890
   Consumer Staples                227,608,050           --   --       227,608,050
   Energy                          170,018,778           --   --       170,018,778
   Financials                      361,310,073           --   --       361,310,073
   Health Care                     363,269,337 $      2,149   --       363,271,486
   Industrials                     276,514,166           --   --       276,514,166
   Information Technology          520,915,753           --   --       520,915,753
   Materials                        83,150,634           --   --        83,150,634
   Other                                    --           --   --                --
   Telecommunication Services       55,889,913           --   --        55,889,913
   Utilities                        78,958,698           --   --        78,958,698
Rights/Warrants                             --       50,152   --            50,152
Temporary Cash Investments           5,799,328           --   --         5,799,328
Securities Lending Collateral               --  207,495,694   --       207,495,694
                                -------------- ------------   --    --------------
TOTAL                           $2,495,452,620 $207,547,995   --    $2,703,000,615
                                ============== ============   ==    ==============

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
COMMON STOCKS -- (86.6%)
Consumer Discretionary -- (12.5%)
*   1-800-Flowers.com, Inc. Class A                           137,199 $1,362,386             0.0%
    A. H. Belo Corp. Class A                                   81,309    439,882             0.0%
    Aaron's, Inc.                                              87,478  2,158,082             0.1%
#   Abercrombie & Fitch Co. Class A                            21,420    453,890             0.0%
    AMCON Distributing Co.                                        388     32,592             0.0%
#*  America's Car-Mart, Inc.                                   44,364  1,519,023             0.0%
#   American Eagle Outfitters, Inc.                           123,455  1,886,392             0.1%
#*  American Public Education, Inc.                             1,668     36,246             0.0%
*   Apollo Education Group, Inc.                               39,387    285,950             0.0%
#   Arctic Cat, Inc.                                           21,276    437,009             0.0%
    Ark Restaurants Corp.                                      11,046    261,348             0.0%
*   Asbury Automotive Group, Inc.                                 761     60,271             0.0%
*   Ascena Retail Group, Inc.                                 332,243  4,425,477             0.1%
#*  Ascent Capital Group, Inc. Class A                         37,093    807,886             0.0%
*   Ballantyne Strong, Inc.                                    83,735    365,922             0.0%
#*  Barnes & Noble Education, Inc.                            124,652  1,838,617             0.1%
#   Barnes & Noble, Inc.                                      197,235  2,562,083             0.1%
    Bassett Furniture Industries, Inc.                         44,555  1,423,978             0.0%
    Beasley Broadcast Group, Inc. Class A                      41,387    175,067             0.0%
#*  Beazer Homes USA, Inc.                                     11,351    161,638             0.0%
#   bebe stores, Inc.                                         116,960    129,826             0.0%
*   Belmond, Ltd. Class A                                     355,478  3,817,834             0.1%
    Big 5 Sporting Goods Corp.                                 22,488    205,765             0.0%
*   Biglari Holdings, Inc.                                        784    301,158             0.0%
#*  BJ's Restaurants, Inc.                                     50,432  2,165,046             0.1%
#   Bob Evans Farms, Inc.                                     102,827  4,449,324             0.1%
#   Bon-Ton Stores, Inc. (The)                                  9,857     31,050             0.0%
*   Books-A-Million, Inc.                                      84,282    267,174             0.0%
    Bowl America, Inc. Class A                                 11,489    171,761             0.0%
#*  Boyd Gaming Corp.                                         179,677  3,591,743             0.1%
*   Bridgepoint Education, Inc.                                17,010    131,827             0.0%
*   Bright Horizons Family Solutions, Inc.                      9,909    634,374             0.0%
*   Build-A-Bear Workshop, Inc.                                89,058  1,385,742             0.0%
#*  Cabela's, Inc.                                            208,284  8,158,484             0.2%
*   Cable One, Inc.                                            12,803  5,549,332             0.2%
#*  CalAtlantic Group, Inc.                                    87,071  3,316,534             0.1%
    Caleres, Inc.                                             191,145  5,841,391             0.2%
    Callaway Golf Co.                                         269,842  2,684,928             0.1%
*   Cambium Learning Group, Inc.                               56,997    274,156             0.0%
    Canterbury Park Holding Corp.                               7,625     78,309             0.0%
*   Career Education Corp.                                     63,155    227,990             0.0%
#*  Carmike Cinemas, Inc.                                       9,630    246,624             0.0%
#   Carriage Services, Inc.                                   147,027  3,162,551             0.1%
*   Carrols Restaurant Group, Inc.                             65,275    767,634             0.0%
    Cato Corp. (The) Class A                                    6,937    261,941             0.0%
#*  Cavco Industries, Inc.                                     22,377  2,206,372             0.1%
*   Century Casinos, Inc.                                         501      3,407             0.0%
*   Century Communities, Inc.                                   1,305     24,899             0.0%
*   Charles & Colvard, Ltd.                                    33,996     46,235             0.0%
    Chico's FAS, Inc.                                          70,284    971,325             0.0%
#   Children's Place, Inc. (The)                               29,455  1,580,850             0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  Christopher & Banks Corp.                                  86,049 $   125,632             0.0%
    Churchill Downs, Inc.                                      56,570   8,306,173             0.2%
    Citi Trends, Inc.                                          18,018     478,738             0.0%
*   Clear Channel Outdoor Holdings, Inc. Class A               47,842     357,858             0.0%
#   Columbia Sportswear Co.                                     9,424     516,906             0.0%
#*  Conn's, Inc.                                              159,725   3,029,983             0.1%
    Cooper Tire & Rubber Co.                                  109,321   4,568,525             0.1%
#   Core-Mark Holding Co., Inc.                               101,757   8,271,827             0.2%
#   CSS Industries, Inc.                                       39,334   1,073,818             0.0%
    Culp, Inc.                                                 36,886   1,106,949             0.0%
*   Cumulus Media, Inc. Class A                                58,071      26,660             0.0%
    Darden Restaurants, Inc.                                  102,117   6,320,021             0.2%
#*  Del Frisco's Restaurant Group, Inc.                         3,876      52,210             0.0%
*   Delta Apparel, Inc.                                        17,375     285,471             0.0%
*   Destination XL Group, Inc.                                 79,014     461,442             0.0%
#   DeVry Education Group, Inc.                                92,499   2,179,276             0.1%
#   Dillard's, Inc. Class A                                   169,983  15,210,079             0.4%
#   DineEquity, Inc.                                           55,864   4,661,851             0.1%
#*  Dixie Group, Inc. (The)                                    70,400     462,528             0.0%
#*  Dorman Products, Inc.                                     107,020   4,995,694             0.1%
    Dover Motorsports, Inc.                                   109,057     245,378             0.0%
#*  DreamWorks Animation SKG, Inc. Class A                    162,850   3,296,084             0.1%
    Drew Industries, Inc.                                         245      14,658             0.0%
    Educational Development Corp.                               2,276      27,540             0.0%
*   Eldorado Resorts, Inc.                                     53,685     531,481             0.0%
*   Emerson Radio Corp.                                       224,588     280,735             0.0%
#*  Entercom Communications Corp. Class A                      30,723     339,182             0.0%
#   Escalade, Inc.                                             24,227     359,286             0.0%
#   Ethan Allen Interiors, Inc.                                11,774     320,371             0.0%
#*  EVINE Live, Inc.                                           26,503      68,378             0.0%
    EW Scripps Co. (The) Class A                              363,868   8,026,928             0.2%
#*  Express, Inc.                                              51,211     988,372             0.0%
#*  Famous Dave's Of America, Inc.                                479       5,513             0.0%
#*  Federal-Mogul Holdings Corp.                              130,584   1,012,026             0.0%
    Finish Line, Inc. (The) Class A                            87,295   1,626,306             0.1%
    Flanigan's Enterprises, Inc.                                5,016     131,670             0.0%
#   Flexsteel Industries, Inc.                                 26,545   1,154,442             0.0%
#   Fred's, Inc. Class A                                      185,225   2,561,662             0.1%
#*  FTD Cos., Inc.                                             84,981   2,406,662             0.1%
#*  Fuel Systems Solutions, Inc.                               39,812     247,631             0.0%
#*  G-III Apparel Group, Ltd.                                 130,886   7,210,510             0.2%
#*  Gaiam, Inc. Class A                                        44,567     305,284             0.0%
#   GameStop Corp. Class A                                    431,501  19,879,251             0.5%
*   Gaming Partners International Corp.                           100         928             0.0%
#   Gannett Co., Inc.                                         206,000   3,258,920             0.1%
*   Genesco, Inc.                                              87,141   5,459,384             0.2%
    Goodyear Tire & Rubber Co. (The)                          104,678   3,437,626             0.1%
    Graham Holdings Co. Class B                                12,803   7,073,273             0.2%
*   Gray Television, Inc.                                     226,443   3,598,179             0.1%
*   Gray Television, Inc. Class A                               2,809      40,225             0.0%
    Group 1 Automotive, Inc.                                  122,299  10,633,898             0.3%
#   Guess?, Inc.                                                4,058      85,421             0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Consumer Discretionary -- (Continued)
    Harte-Hanks, Inc.                                         161,827 $   687,765             0.0%
    Haverty Furniture Cos., Inc.                              108,607   2,542,490             0.1%
    Haverty Furniture Cos., Inc. Class A                          700      16,107             0.0%
*   Helen of Troy, Ltd.                                       137,895  13,680,563             0.4%
#*  hhgregg, Inc.                                              56,146     303,188             0.0%
#   Hooker Furniture Corp.                                     53,234   1,321,268             0.0%
*   Horizon Global Corp.                                       48,029     422,175             0.0%
#*  Houghton Mifflin Harcourt Co.                               8,068     158,052             0.0%
#*  Iconix Brand Group, Inc.                                  234,319   3,589,767             0.1%
    International Speedway Corp. Class A                      125,710   4,360,880             0.1%
#   Interval Leisure Group, Inc.                                1,116      19,697             0.0%
*   Intrawest Resorts Holdings, Inc.                              388       3,476             0.0%
*   Isle of Capri Casinos, Inc.                                95,360   1,824,237             0.1%
*   J Alexander's Holdings, Inc.                                5,262      50,726             0.0%
#*  JAKKS Pacific, Inc.                                        32,694     258,936             0.0%
    Johnson Outdoors, Inc. Class A                            100,746   2,158,987             0.1%
    Journal Media Group, Inc.                                 107,214   1,312,299             0.0%
*   K12, Inc.                                                   5,499      53,395             0.0%
    Kirkland's, Inc.                                           53,915   1,239,506             0.0%
#*  Kona Grill, Inc.                                            1,474      20,268             0.0%
    La-Z-Boy, Inc.                                            230,103   6,569,441             0.2%
#*  Lakeland Industries, Inc.                                  26,927     332,548             0.0%
#*  Lands' End, Inc.                                              368       9,082             0.0%
    Lear Corp.                                                124,888  15,618,493             0.4%
    Lennar Corp. Class B                                       58,931   2,442,101             0.1%
*   Liberty TripAdvisor Holdings, Inc. Class A                 58,927   1,837,933             0.1%
*   Liberty Ventures Series A                                  23,715   1,033,263             0.0%
#   Lifetime Brands, Inc.                                      63,921     982,466             0.0%
    Lithia Motors, Inc. Class A                                73,939   8,679,699             0.2%
*   Live Nation Entertainment, Inc.                           420,786  11,479,042             0.3%
#*  Loral Space & Communications, Inc.                         14,806     661,976             0.0%
*   Luby's, Inc.                                              127,683     595,003             0.0%
*   M/I Homes, Inc.                                            95,252   2,186,033             0.1%
*   Madison Square Garden Co. (The) Class A                    32,186   5,745,201             0.2%
    Marcus Corp. (The)                                        108,304   2,240,810             0.1%
*   MarineMax, Inc.                                           127,066   2,007,643             0.1%
    Marriott Vacations Worldwide Corp.                         71,901   4,630,424             0.1%
#*  Martha Stewart Living Omnimedia, Inc. Class A               8,504      51,364             0.0%
*   McClatchy Co. (The) Class A                               211,516     294,007             0.0%
#   MDC Holdings, Inc.                                        110,711   2,877,379             0.1%
#*  Media General, Inc.                                       109,358   1,625,060             0.1%
    Men's Wearhouse, Inc. (The)                               238,818   9,547,944             0.3%
#   Meredith Corp.                                             51,557   2,424,210             0.1%
*   Meritage Homes Corp.                                       78,899   2,781,979             0.1%
*   Modine Manufacturing Co.                                  147,459   1,234,232             0.0%
*   Monarch Casino & Resort, Inc.                               7,104     155,862             0.0%
#*  Motorcar Parts of America, Inc.                            56,988   1,918,216             0.1%
#   Movado Group, Inc.                                        105,959   2,727,385             0.1%
*   MSG Networks, Inc. Class A                                 63,560   1,304,251             0.0%
*   Murphy USA, Inc.                                           25,684   1,576,227             0.1%
#   NACCO Industries, Inc. Class A                             24,983   1,119,988             0.0%
    Nathan's Famous, Inc.                                       8,610     343,022             0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Consumer Discretionary -- (Continued)
*   Nautilus, Inc.                                               32,258 $   549,676             0.0%
*   New York & Co., Inc.                                        121,740     318,959             0.0%
#   New York Times Co. (The) Class A                             61,531     817,132             0.0%
*   Norwegian Cruise Line Holdings, Ltd.                         32,908   2,093,607             0.1%
*   Office Depot, Inc.                                        1,398,222  10,654,452             0.3%
*   P&F Industries, Inc. Class A                                  2,025      20,453             0.0%
#*  Pacific Sunwear of California, Inc.                         227,171      60,836             0.0%
    Penske Automotive Group, Inc.                               236,701  11,560,477             0.3%
*   Pep Boys-Manny, Moe & Jack (The)                            171,425   2,578,232             0.1%
*   Perfumania Holdings, Inc.                                    27,270     101,717             0.0%
*   Perry Ellis International, Inc.                              81,166   1,742,634             0.1%
#*  Pinnacle Entertainment, Inc.                                 45,175   1,581,577             0.1%
    PulteGroup, Inc.                                            612,529  11,227,657             0.3%
    PVH Corp.                                                    16,256   1,478,483             0.0%
#*  Radio One, Inc. Class D                                      50,923     109,484             0.0%
*   RCI Hospitality Holdings, Inc.                               49,664     493,660             0.0%
*   Reading International, Inc. Class A                           7,185     111,367             0.0%
#*  Reading International, Inc. Class B                           6,238      95,317             0.0%
*   Red Lion Hotels Corp.                                        93,026     761,883             0.0%
#*  Red Robin Gourmet Burgers, Inc.                              59,273   4,438,955             0.1%
#*  Regis Corp.                                                 140,679   2,324,017             0.1%
    Remy International, Inc.                                      6,739     198,733             0.0%
#   Rent-A-Center, Inc.                                         217,582   4,001,333             0.1%
    Rocky Brands, Inc.                                           30,834     393,133             0.0%
#*  Ruby Tuesday, Inc.                                          180,124     942,049             0.0%
#   Saga Communications, Inc. Class A                            34,254   1,473,607             0.0%
    Salem Media Group, Inc.                                      50,625     318,431             0.0%
#   Scholastic Corp.                                            140,916   5,759,237             0.2%
    Service Corp. International                                 469,211  13,259,903             0.4%
*   Shiloh Industries, Inc.                                     169,943   1,281,370             0.0%
    Shoe Carnival, Inc.                                         115,172   2,587,915             0.1%
#*  Shutterfly, Inc.                                             40,136   1,674,073             0.1%
#*  Sizmek, Inc.                                                 65,233     386,832             0.0%
*   Skechers U.S.A., Inc. Class A                               455,595  14,214,564             0.4%
#*  Skullcandy, Inc.                                             11,475      64,260             0.0%
*   Skyline Corp.                                                29,726     104,041             0.0%
#   Sonic Automotive, Inc. Class A                               50,753   1,265,780             0.0%
*   Spanish Broadcasting System, Inc. Class A                     4,503      25,712             0.0%
#   Spartan Motors, Inc.                                        115,682     477,767             0.0%
    Speedway Motorsports, Inc.                                  190,035   3,509,946             0.1%
#   Stage Stores, Inc.                                           98,020     953,735             0.0%
    Standard Motor Products, Inc.                               123,563   5,467,663             0.2%
*   Stanley Furniture Co., Inc.                                  57,224     160,799             0.0%
#   Stein Mart, Inc.                                            119,325   1,057,219             0.0%
*   Steiner Leisure, Ltd.                                           857      54,300             0.0%
*   Stoneridge, Inc.                                             67,036     850,687             0.0%
#   Strattec Security Corp.                                      16,028     958,795             0.0%
    Superior Industries International, Inc.                     138,538   2,726,428             0.1%
    Superior Uniform Group, Inc.                                 78,672   1,340,571             0.0%
    Sypris Solutions, Inc.                                       27,793      20,845             0.0%
*   Systemax, Inc.                                              245,635   2,277,036             0.1%
*   Tandy Leather Factory, Inc.                                  44,974     341,353             0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                               SHARES      VALUE+    OF NET ASSETS**
                                                              --------- ------------ ---------------
Consumer Discretionary -- (Continued)
    TEGNA, Inc.                                                 412,001 $ 11,140,507             0.3%
    Thor Industries, Inc.                                         3,380      182,790             0.0%
#*  Tilly's, Inc. Class A                                         3,472       25,311             0.0%
    Time, Inc.                                                   88,512    1,644,553             0.1%
*   Toll Brothers, Inc.                                         295,256   10,620,358             0.3%
*   Trans World Entertainment Corp.                              62,666      238,131             0.0%
#*  TRI Pointe Group, Inc.                                       34,305      445,279             0.0%
#*  Tuesday Morning Corp.                                       189,888    1,027,294             0.0%
*   Unifi, Inc.                                                  94,608    2,894,059             0.1%
*   Universal Electronics, Inc.                                  25,611    1,218,315             0.0%
    Universal Technical Institute, Inc.                           1,031        4,382             0.0%
    Vail Resorts, Inc.                                           39,741    4,537,230             0.1%
*   Vista Outdoor, Inc.                                          38,155    1,706,292             0.1%
#*  Vitamin Shoppe, Inc.                                         26,592      762,924             0.0%
#*  VOXX International Corp.                                     84,046      433,677             0.0%
*   WCI Communities, Inc.                                        10,115      241,647             0.0%
    Wendy's Co. (The)                                         1,383,503   12,672,887             0.4%
*   West Marine, Inc.                                           114,758    1,168,236             0.0%
#   Weyco Group, Inc.                                            11,936      338,863             0.0%
#*  William Lyon Homes Class A                                   16,669      355,716             0.0%
*   Zagg, Inc.                                                    3,136       26,593             0.0%
                                                                        ------------            ----
Total Consumer Discretionary                                             524,507,972            14.3%
                                                                        ------------            ----
Consumer Staples -- (3.1%)
#   Alico, Inc.                                                   8,414      359,194             0.0%
*   Alliance One International, Inc.                             21,783      383,381             0.0%
    Andersons, Inc. (The)                                       126,005    4,460,577             0.1%
#*  Boulder Brands, Inc.                                        238,313    2,111,453             0.1%
*   Bridgford Foods Corp.                                         2,376       21,146             0.0%
#   Cal-Maine Foods, Inc.                                         6,788      362,886             0.0%
#   Casey's General Stores, Inc.                                 17,471    1,855,770             0.1%
*   CCA Industries, Inc.                                          9,592       36,354             0.0%
*   Central Garden & Pet Co.                                     68,266    1,086,112             0.0%
*   Central Garden & Pet Co. Class A                            176,558    2,980,299             0.1%
*   Chefs' Warehouse, Inc. (The)                                    900       13,635             0.0%
#   Coca-Cola Bottling Co. Consolidated                           5,966    1,260,079             0.0%
#*  Craft Brew Alliance, Inc.                                    90,069      689,929             0.0%
*   Darling Ingredients, Inc.                                    81,644      826,237             0.0%
#   Dean Foods Co.                                              100,358    1,817,483             0.1%
#*  Diamond Foods, Inc.                                           4,551      180,311             0.0%
    Edgewell Personal Care Co.                                   12,003    1,016,774             0.0%
    Energizer Holdings, Inc.                                     12,003      514,088             0.0%
#*  Farmer Bros Co.                                              49,159    1,395,132             0.0%
#   Fresh Del Monte Produce, Inc.                               253,809   11,581,305             0.3%
    Golden Enterprises, Inc.                                     27,634      112,747             0.0%
#*  Hain Celestial Group, Inc. (The)                            181,064    9,026,040             0.3%
#   Ingles Markets, Inc. Class A                                 64,005    3,196,410             0.1%
    Ingredion, Inc.                                             176,275   16,756,701             0.5%
    Inter Parfums, Inc.                                          10,263      283,464             0.0%
#   J&J Snack Foods Corp.                                           800       98,232             0.0%
    John B. Sanfilippo & Son, Inc.                               47,866    3,097,888             0.1%
*   Landec Corp.                                                114,200    1,404,660             0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                              SHARES     VALUE+    OF NET ASSETS**
                                                              ------- ------------ ---------------
Consumer Staples -- (Continued)
#   Limoneira Co.                                                 500 $      7,930             0.0%
*   Mannatech, Inc.                                             8,479      210,449             0.0%
#   MGP Ingredients, Inc.                                      75,349    1,305,798             0.0%
*   Natural Alternatives International, Inc.                    9,338       55,188             0.0%
*   Nutraceutical International Corp.                          63,201    1,548,424             0.0%
    Oil-Dri Corp. of America                                   28,763      902,583             0.0%
*   Omega Protein Corp.                                       123,884    2,254,689             0.1%
#   Orchids Paper Products Co.                                 17,323      507,737             0.0%
    Pinnacle Foods, Inc.                                      223,200    9,838,656             0.3%
#*  Post Holdings, Inc.                                       142,529    9,160,339             0.3%
*   Primo Water Corp.                                           1,862       16,386             0.0%
#   Sanderson Farms, Inc.                                      30,733    2,136,251             0.1%
*   Seaboard Corp.                                              2,639    8,888,152             0.2%
#*  Seneca Foods Corp. Class A                                 30,926      902,421             0.0%
*   Seneca Foods Corp. Class B                                  1,786       56,375             0.0%
    Snyder's-Lance, Inc.                                       39,850    1,416,269             0.0%
    SpartanNash Co.                                           230,863    6,441,078             0.2%
#   Spectrum Brands Holdings, Inc.                             55,368    5,307,023             0.1%
*   TreeHouse Foods, Inc.                                      45,157    3,867,245             0.1%
#   Universal Corp.                                           108,949    5,884,335             0.2%
    Village Super Market, Inc. Class A                         16,501      413,515             0.0%
    Weis Markets, Inc.                                         47,949    1,972,622             0.1%
                                                                      ------------             ---
Total Consumer Staples                                                 130,021,752             3.5%
                                                                      ------------             ---
Energy -- (4.8%)
    Adams Resources & Energy, Inc.                             23,737    1,055,347             0.0%
#   Alon USA Energy, Inc.                                     159,753    2,675,863             0.1%
#*  Approach Resources, Inc.                                   75,306      177,722             0.0%
#   Atwood Oceanics, Inc.                                       6,145      101,700             0.0%
*   Barnwell Industries, Inc.                                  24,887       52,512             0.0%
#*  Basic Energy Services, Inc.                               122,033      452,742             0.0%
#*  Bonanza Creek Energy, Inc.                                 59,400      337,986             0.0%
    Bristow Group, Inc.                                       117,728    4,088,693             0.1%
#*  C&J Energy Services, Ltd.                                  33,286      166,097             0.0%
#   California Resources Corp.                                 18,945       76,538             0.0%
*   Callon Petroleum Co.                                      112,099      973,019             0.0%
#*  Carrizo Oil & Gas, Inc.                                    29,149    1,096,877             0.0%
#*  Clayton Williams Energy, Inc.                              14,244      848,515             0.0%
#*  Cloud Peak Energy, Inc.                                    86,854      257,956             0.0%
#   Comstock Resources, Inc.                                   59,127      135,992             0.0%
*   Contango Oil & Gas Co.                                     20,887      159,786             0.0%
#   CVR Energy, Inc.                                           13,376      594,697             0.0%
*   Dawson Geophysical Co.                                     56,935      185,039             0.0%
    Delek US Holdings, Inc.                                   149,594    4,068,957             0.1%
    DHT Holdings, Inc.                                        175,806    1,381,835             0.0%
#   Diamond Offshore Drilling, Inc.                            21,985      437,062             0.0%
    EnLink Midstream LLC                                      137,887    2,716,374             0.1%
#*  EP Energy Corp. Class A                                    65,463      360,701             0.0%
*   Era Group, Inc.                                            69,864      971,808             0.0%
    Exterran Holdings, Inc.                                   268,073    5,827,907             0.2%
#*  Forum Energy Technologies, Inc.                            70,070      928,428             0.0%
#   GasLog, Ltd.                                                  559        6,468             0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Energy -- (Continued)
#*  Gastar Exploration, Inc.                                   17,679 $    27,756             0.0%
#   Green Plains, Inc.                                        135,748   2,784,191             0.1%
    Gulf Island Fabrication, Inc.                              49,109     496,492             0.0%
#   Gulfmark Offshore, Inc. Class A                            79,602     496,716             0.0%
*   Gulfport Energy Corp.                                      76,487   2,330,559             0.1%
#*  Harvest Natural Resources, Inc.                           142,122     140,701             0.0%
#*  Helix Energy Solutions Group, Inc.                        323,557   1,870,159             0.1%
#   Helmerich & Payne, Inc.                                   290,709  16,358,195             0.5%
*   HKN, Inc.                                                   1,381      38,668             0.0%
    HollyFrontier Corp.                                       198,014   9,696,746             0.3%
#*  Hornbeck Offshore Services, Inc.                          102,783   1,388,598             0.0%
#*  Jones Energy, Inc. Class A                                  1,141       5,865             0.0%
#*  Laredo Petroleum Holdings, Inc.                            32,586     374,087             0.0%
#   LinnCo LLC                                                 79,112     183,540             0.0%
#*  Matador Resources Co.                                      88,583   2,277,469             0.1%
#*  Matrix Service Co.                                         58,739   1,333,375             0.0%
#*  McDermott International, Inc.                              19,911      91,790             0.0%
*   Mexco Energy Corp.                                          4,015      11,684             0.0%
#*  Mitcham Industries, Inc.                                   53,315     236,719             0.0%
    Nabors Industries, Ltd.                                   645,847   6,484,304             0.2%
*   Natural Gas Services Group, Inc.                           67,821   1,527,329             0.1%
*   Newfield Exploration Co.                                  339,479  13,643,661             0.4%
*   Newpark Resources, Inc.                                   389,467   2,204,383             0.1%
#   Noble Corp. P.L.C.                                        191,075   2,573,780             0.1%
#*  Northern Oil and Gas, Inc.                                 49,133     247,630             0.0%
#*  Oasis Petroleum, Inc.                                      11,680     135,838             0.0%
    Oceaneering International, Inc.                            17,707     744,048             0.0%
*   Oil States International, Inc.                             34,535   1,036,395             0.0%
#*  Overseas Shipholding Group, Inc. Class B                    5,455      19,093             0.0%
#   Panhandle Oil and Gas, Inc. Class A                           700      12,866             0.0%
#*  Parker Drilling Co.                                       432,157   1,235,969             0.0%
#   Patterson-UTI Energy, Inc.                                419,374   6,244,479             0.2%
#   PBF Energy, Inc. Class A                                  117,846   4,006,764             0.1%
#*  PDC Energy, Inc.                                          112,618   6,795,370             0.2%
#*  Penn Virginia Corp.                                        73,633      45,571             0.0%
*   PHI, Inc.(69336T106)                                          787      14,158             0.0%
*   PHI, Inc.(69336T205)                                       87,637   1,668,608             0.1%
*   Pioneer Energy Services Corp.                             214,553     495,617             0.0%
#   Range Resources Corp.                                     194,117   5,908,921             0.2%
#*  Renewable Energy Group, Inc.                               71,901     567,299             0.0%
#*  REX American Resources Corp.                               43,724   2,400,885             0.1%
#*  Rex Energy Corp.                                            8,600      19,436             0.0%
*   Rice Energy, Inc.                                           6,808     103,890             0.0%
#*  Ring Energy, Inc.                                           3,150      32,729             0.0%
    Rowan Cos. P.L.C. Class A                                 276,445   5,440,438             0.2%
#   RPC, Inc.                                                  11,211     123,657             0.0%
#*  RSP Permian, Inc.                                         187,468   5,140,373             0.2%
#   Scorpio Tankers, Inc.                                     488,181   4,452,211             0.1%
#*  SEACOR Holdings, Inc.                                      69,960   4,087,063             0.1%
#   SemGroup Corp. Class A                                     23,770   1,082,724             0.0%
#   Ship Finance International, Ltd.                           53,723     918,126             0.0%
#   SM Energy Co.                                              87,034   2,902,584             0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                             PERCENTAGE
                                                                      SHARES     VALUE+    OF NET ASSETS**
                                                                      ------- ------------ ---------------
Energy -- (Continued)
            Superior Energy Services, Inc.                            287,812 $  4,075,418             0.1%
#*          Synergy Resources Corp.                                    16,029      179,365             0.0%
#           Teekay Corp.                                               74,600    2,396,898             0.1%
#           Tesco Corp.                                                42,053      336,424             0.0%
            Tesoro Corp.                                              123,815   13,239,538             0.4%
*           TETRA Technologies, Inc.                                  210,165    1,416,512             0.0%
#*          Triangle Petroleum Corp.                                   57,027       68,432             0.0%
#*          Unit Corp.                                                 95,285    1,201,544             0.0%
#*          Vaalco Energy, Inc.                                         6,484       11,931             0.0%
#           W&T Offshore, Inc.                                          4,324       14,096             0.0%
            Western Refining, Inc.                                    378,467   15,751,797             0.4%
*           Whiting Petroleum Corp.                                   490,073    8,443,958             0.2%
#*          Willbros Group, Inc.                                      148,429      296,858             0.0%
            World Fuel Services Corp.                                   5,085      226,079             0.0%
#*          WPX Energy, Inc.                                           44,328      304,090             0.0%
                                                                              ------------             ---
Total Energy                                                                   200,559,070             5.5%
                                                                              ------------             ---
Financials -- (25.6%)
*           1st Constitution Bancorp                                      824        9,962             0.0%
            1st Source Corp.                                          226,704    7,200,119             0.2%
#           Access National Corp.                                      12,288      254,239             0.0%
            Alexander & Baldwin, Inc.                                 199,071    7,512,940             0.2%
*           Alleghany Corp.                                            20,085    9,967,583             0.3%
(degrees)*  Alliance Bancorp, Inc. of Pennsylvania                      2,169       56,219             0.0%
            Allied World Assurance Co. Holdings AG                    454,224   16,515,585             0.5%
*           Ambac Financial Group, Inc.                                53,870      870,000             0.0%
            Ameriana Bancorp                                              645       15,119             0.0%
#           American Equity Investment Life Holding Co.               349,240    8,968,483             0.3%
            American Financial Group, Inc.                            370,385   26,738,093             0.7%
*           American Independence Corp.                                 4,603       45,109             0.0%
            American National Bankshares, Inc.                         15,485      390,222             0.0%
            American National Insurance Co.                            41,466    4,282,608             0.1%
*           American River Bankshares                                   8,728       90,858             0.0%
#           Ameris Bancorp                                             72,601    2,286,931             0.1%
            AMERISAFE, Inc.                                            88,937    4,867,522             0.1%
            AmeriServ Financial, Inc.                                 182,092      602,725             0.0%
*           Arch Capital Group, Ltd.                                  119,597    8,956,619             0.3%
            Argo Group International Holdings, Ltd.                   171,838   10,743,312             0.3%
#           Arrow Financial Corp.                                       1,177       32,485             0.0%
            Aspen Insurance Holdings, Ltd.                            254,728   12,382,328             0.3%
            Associated Banc-Corp                                      376,043    7,272,672             0.2%
            Assurant, Inc.                                            319,133   26,018,913             0.7%
            Assured Guaranty, Ltd.                                    443,839   12,178,942             0.3%
*           Asta Funding, Inc.                                         54,947      472,544             0.0%
            Astoria Financial Corp.                                   315,078    5,028,645             0.1%
            Atlantic American Corp.                                     9,523       41,996             0.0%
*           Atlantic Coast Financial Corp.                              6,282       38,446             0.0%
*           Atlanticus Holdings Corp.                                  57,981      175,103             0.0%
            Auburn National Bancorporation, Inc.                          513       13,666             0.0%
#*          AV Homes, Inc.                                             48,219      638,420             0.0%
            Axis Capital Holdings, Ltd.                               302,382   16,328,628             0.5%
            Baldwin & Lyons, Inc. Class A                                 276        6,376             0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Financials -- (Continued)
    Baldwin & Lyons, Inc. Class B                              58,678 $1,363,090             0.0%
#   Banc of California, Inc.                                   28,517    371,862             0.0%
    Bancfirst Corp.                                             5,568    343,156             0.0%
    Bancorp of New Jersey, Inc.                                   541      5,986             0.0%
#*  Bancorp, Inc. (The)                                        92,568    666,490             0.0%
#   BancorpSouth, Inc.                                        287,709  7,172,585             0.2%
    Bank Mutual Corp.                                         163,891  1,186,571             0.0%
    Bank of Commerce Holdings                                   2,036     12,705             0.0%
#   Bank of Marin Bancorp                                         395     21,006             0.0%
#   Bank of the Ozarks, Inc.                                    5,006    250,400             0.0%
#   BankFinancial Corp.                                       114,252  1,408,727             0.1%
    Banner Corp.                                               42,187  2,070,116             0.1%
#   Bar Harbor Bankshares                                      20,276    716,757             0.0%
#   BBCN Bancorp, Inc.                                        223,613  3,754,462             0.1%
*   BBX Capital Corp. Class A                                     329      6,037             0.0%
    BCB Bancorp, Inc.                                           9,368     93,774             0.0%
*   Bear State Financial, Inc.                                 10,528    115,282             0.0%
#*  Beneficial Bancorp, Inc.                                   74,099  1,027,753             0.0%
    Berkshire Bancorp, Inc.                                     2,534     19,702             0.0%
    Berkshire Hills Bancorp, Inc.                             135,562  3,877,073             0.1%
#*  BofI Holding, Inc.                                         56,878  4,550,809             0.1%
#   BOK Financial Corp.                                        24,071  1,617,090             0.1%
#   Boston Private Financial Holdings, Inc.                   246,430  2,824,088             0.1%
#   Bridge Bancorp, Inc.                                        1,743     50,042             0.0%
    Brookline Bancorp, Inc.                                   208,294  2,364,137             0.1%
    Bryn Mawr Bank Corp.                                       25,161    732,940             0.0%
    C&F Financial Corp.                                         4,020    152,760             0.0%
    Calamos Asset Management, Inc. Class A                     27,968    262,620             0.0%
    California First National Bancorp                          17,918    239,384             0.0%
#   Camden National Corp.                                      24,991    976,898             0.0%
    Cape Bancorp, Inc.                                         10,245    131,648             0.0%
#   Capital Bank Financial Corp. Class A                       21,709    701,201             0.0%
    Capital City Bank Group, Inc.                              37,417    577,718             0.0%
    Capitol Federal Financial, Inc.                           299,489  3,887,367             0.1%
    Cardinal Financial Corp.                                  123,698  2,811,656             0.1%
*   Cascade Bancorp                                           141,007    791,049             0.0%
#   Cash America International, Inc.                          124,596  4,302,300             0.1%
    Cathay General Bancorp                                    299,120  9,362,456             0.3%
    Centerstate Banks, Inc.                                    49,568    722,701             0.0%
    Central Pacific Financial Corp.                            31,717    709,192             0.0%
#   Century Bancorp, Inc. Class A                               3,160    140,462             0.0%
#   Charter Financial Corp.                                       900     11,790             0.0%
    Chemical Financial Corp.                                   82,472  2,798,275             0.1%
    Chicopee Bancorp, Inc.                                      8,359    138,676             0.0%
#   Cincinnati Financial Corp.                                 93,979  5,660,355             0.2%
    CIT Group, Inc.                                            64,304  2,765,072             0.1%
#   Citizens & Northern Corp.                                   1,100     21,791             0.0%
    Citizens Community Bancorp, Inc.                           29,400    261,072             0.0%
    Citizens Holding Co.                                        1,122     23,584             0.0%
#*  Citizens, Inc.                                            167,031  1,403,060             0.1%
#   City Holding Co.                                            9,868    471,986             0.0%
#   Clifton Bancorp, Inc.                                       8,704    126,904             0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Financials -- (Continued)
#   CNB Financial Corp.                                           2,957 $    54,941             0.0%
#   CNO Financial Group, Inc.                                 1,216,884  23,376,342             0.6%
#   CoBiz Financial, Inc.                                       131,357   1,636,708             0.1%
    Codorus Valley Bancorp, Inc.                                  5,572     114,846             0.0%
#*  Colony Bankcorp, Inc.                                         4,653      42,389             0.0%
    Columbia Banking System, Inc.                               124,991   4,164,700             0.1%
    Commercial National Financial Corp.                             959      23,615             0.0%
#   Community Bank System, Inc.                                 100,928   4,113,825             0.1%
#   Community Trust Bancorp, Inc.                                36,430   1,255,742             0.0%
    Community West Bancshares                                    16,252     113,764             0.0%
#   ConnectOne Bancorp, Inc.                                     42,304     755,126             0.0%
#   Consolidated-Tomoka Land Co.                                  3,222     165,127             0.0%
#*  Consumer Portfolio Services, Inc.                            70,475     381,974             0.0%
#*  Cowen Group, Inc. Class A                                   236,383     995,172             0.0%
*   Customers Bancorp, Inc.                                      14,357     394,817             0.0%
#   CVB Financial Corp.                                         102,503   1,788,677             0.1%
    Dime Community Bancshares, Inc.                              72,468   1,257,320             0.0%
    Donegal Group, Inc. Class A                                  69,213     979,364             0.0%
    Donegal Group, Inc. Class B                                   6,424     129,090             0.0%
*   E*TRADE Financial Corp.                                     675,869  19,269,025             0.5%
*   Eagle Bancorp, Inc.                                             585      27,846             0.0%
    East West Bancorp, Inc.                                         850      34,332             0.0%
    Eastern Virginia Bankshares, Inc.                             9,379      60,682             0.0%
    EMC Insurance Group, Inc.                                   206,253   5,156,325             0.2%
#*  Emergent Capital, Inc.                                        4,306      21,358             0.0%
    Employers Holdings, Inc.                                     68,682   1,818,013             0.1%
#*  Encore Capital Group, Inc.                                   86,358   3,514,771             0.1%
    Endurance Specialty Holdings, Ltd.                          348,737  22,015,767             0.6%
*   Enstar Group, Ltd.                                            3,501     552,458             0.0%
#   Enterprise Bancorp, Inc.                                      7,556     175,450             0.0%
    Enterprise Financial Services Corp.                          36,742   1,042,003             0.0%
    ESSA Bancorp, Inc.                                           21,306     282,731             0.0%
    Evans Bancorp, Inc.                                           8,434     210,850             0.0%
#   EverBank Financial Corp.                                    127,748   2,204,930             0.1%
    Everest Re Group, Ltd.                                      104,016  18,511,728             0.5%
#*  Ezcorp, Inc. Class A                                         35,898     239,081             0.0%
#*  Farmers Capital Bank Corp.                                    6,260     169,771             0.0%
    FBL Financial Group, Inc. Class A                           127,105   7,994,904             0.2%
    Federal Agricultural Mortgage Corp. Class A                   2,471      63,628             0.0%
    Federal Agricultural Mortgage Corp. Class C                  43,772   1,285,146             0.0%
    Federated National Holding Co.                               55,257   1,701,087             0.1%
    Fidelity & Guaranty Life                                      4,011     107,094             0.0%
    Fidelity Southern Corp.                                      33,265     696,902             0.0%
#   Financial Institutions, Inc.                                 25,514     666,426             0.0%
*   First Acceptance Corp.                                      101,596     289,549             0.0%
#   First American Financial Corp.                              291,331  11,108,451             0.3%
#*  First BanCorp(318672706)                                    126,207     478,325             0.0%
    First BanCorp(318910106)                                     68,195   1,263,653             0.0%
#   First Bancorp, Inc.                                          18,788     396,990             0.0%
*   First Bancshares, Inc.                                        2,300      20,125             0.0%
    First Bancshares, Inc. (The)                                    271       4,360             0.0%
    First Busey Corp.                                            32,648     681,364             0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                            PERCENTAGE
                                                                      SHARES    VALUE+    OF NET ASSETS**
                                                                      ------- ----------- ---------------
Financials -- (Continued)
            First Business Financial Services, Inc.                     4,588 $   113,094             0.0%
            First Citizens BancShares, Inc. Class A                    20,291   5,197,337             0.2%
            First Commonwealth Financial Corp.                        285,908   2,627,495             0.1%
            First Community Bancshares, Inc.                           39,339     756,489             0.0%
            First Connecticut Bancorp, Inc.                             3,983      69,225             0.0%
            First Defiance Financial Corp.                             36,856   1,411,585             0.1%
            First Federal of Northern Michigan Bancorp, Inc.            5,000      32,050             0.0%
            First Financial Bancorp                                    84,560   1,630,317             0.1%
            First Financial Corp.                                      45,672   1,565,179             0.1%
            First Financial Northwest, Inc.                           111,813   1,403,253             0.1%
#           First Horizon National Corp.                              119,916   1,700,409             0.1%
            First Interstate Bancsystem, Inc. Class A                  41,819   1,185,987             0.0%
            First Merchants Corp.                                     196,116   5,144,123             0.2%
            First Midwest Bancorp, Inc.                               241,942   4,311,406             0.1%
*           First NBC Bank Holding Co.                                  5,983     222,508             0.0%
            First Niagara Financial Group, Inc.                        60,828     629,570             0.0%
(degrees)*  First Place Financial Corp.                               114,087           2             0.0%
            First South Bancorp, Inc.                                     967       7,746             0.0%
*           First United Corp.                                          6,083      52,557             0.0%
            First West Virginia Bancorp, Inc.                             843      16,080             0.0%
#           FirstMerit Corp.                                          344,666   6,476,274             0.2%
*           Flagstar Bancorp, Inc.                                     67,807   1,508,028             0.1%
            Flushing Financial Corp.                                  119,416   2,512,513             0.1%
#           FNB Corp.                                                 505,970   6,815,416             0.2%
            FNF Group                                                  91,432   3,225,721             0.1%
*           FNFV Group                                                 30,474     342,528             0.0%
*           Forest City Enterprises, Inc. Class A                      63,691   1,407,571             0.1%
#*          Forestar Group, Inc.                                       97,576   1,380,700             0.0%
            Fox Chase Bancorp, Inc.                                    19,983     349,902             0.0%
#*          FRP Holdings, Inc.                                         26,146     862,818             0.0%
            Fulton Financial Corp.                                    552,259   7,411,316             0.2%
            Gain Capital Holdings, Inc.                                 6,655      49,580             0.0%
*           Genworth Financial, Inc. Class A                           57,515     269,170             0.0%
#           German American Bancorp, Inc.                              61,710   1,933,374             0.1%
            Glacier Bancorp, Inc.                                      99,908   2,733,483             0.1%
*           Global Indemnity P.L.C.                                    60,021   1,705,197             0.1%
#           Great Southern Bancorp, Inc.                               26,760   1,293,311             0.0%
#*          Green Dot Corp. Class A                                    70,201   1,301,527             0.0%
*           Greenlight Capital Re, Ltd. Class A                        56,294   1,236,216             0.0%
            Griffin Industrial Realty, Inc.                             9,402     240,503             0.0%
#           Guaranty Bancorp                                           41,696     687,150             0.0%
            Guaranty Federal Bancshares, Inc.                          14,051     205,285             0.0%
*           Hallmark Financial Services, Inc.                         105,817   1,374,563             0.0%
#           Hancock Holding Co.                                       163,510   4,512,876             0.1%
            Hanmi Financial Corp.                                      61,466   1,567,383             0.1%
            Hanover Insurance Group, Inc. (The)                       140,426  11,830,890             0.3%
            Harleysville Savings Financial Corp.                        1,426      26,916             0.0%
            Hawthorn Bancshares, Inc.                                   9,493     130,149             0.0%
#           HCI Group, Inc.                                            30,002   1,308,387             0.0%
            Heartland Financial USA, Inc.                              10,901     401,593             0.0%
            Heritage Commerce Corp.                                    59,091     625,183             0.0%
#           Heritage Financial Corp.                                   34,256     630,996             0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Financials -- (Continued)
    HF Financial Corp.                                         12,333 $   199,055             0.0%
*   Hilltop Holdings, Inc.                                    293,164   6,147,649             0.2%
#   Hingham Institution for Savings                             1,253     159,645             0.0%
*   HMN Financial, Inc.                                        24,144     283,209             0.0%
#   Home Bancorp, Inc.                                          5,323     135,098             0.0%
*   HomeStreet, Inc.                                           29,807     623,861             0.0%
*   HomeTrust Bancshares, Inc.                                 13,464     255,008             0.0%
    HopFed Bancorp, Inc.                                       28,533     336,404             0.0%
    Horace Mann Educators Corp.                               251,498   8,611,292             0.2%
    Horizon Bancorp                                            10,929     285,247             0.0%
    Hudson City Bancorp, Inc.                                 211,602   2,141,412             0.1%
    Huntington Bancshares, Inc.                                 1,986      21,786             0.0%
    Iberiabank Corp.                                          109,876   6,661,782             0.2%
#   Independence Holding Co.                                   50,444     684,021             0.0%
    Independent Bank Corp.(453836108)                          66,239   3,096,011             0.1%
    Independent Bank Corp.(453838609)                          43,229     625,956             0.0%
#   Independent Bank Group, Inc.                                1,930      75,173             0.0%
    Infinity Property & Casualty Corp.                         91,923   7,401,640             0.2%
#   Interactive Brokers Group, Inc. Class A                    60,692   2,496,869             0.1%
    International Bancshares Corp.                            172,454   4,647,635             0.1%
*   INTL. FCStone, Inc.                                        39,944   1,277,809             0.0%
    Investment Technology Group, Inc.                          96,034   1,537,504             0.1%
    Investors Bancorp, Inc.                                   532,905   6,666,642             0.2%
    Investors Title Co.                                         7,764     584,241             0.0%
#   Janus Capital Group, Inc.                                 430,097   6,679,406             0.2%
#*  KCG Holdings, Inc. Class A                                 86,794   1,084,057             0.0%
    Kemper Corp.                                              205,023   7,323,422             0.2%
    Kentucky First Federal Bancorp                                496       4,633             0.0%
    Kingstone Cos., Inc.                                        1,214      11,242             0.0%
    Lake Shore Bancorp, Inc.                                    1,066      14,338             0.0%
    Lake Sunapee Bank Group                                    16,158     229,767             0.0%
    Lakeland Bancorp, Inc.                                    136,571   1,588,321             0.1%
#   Lakeland Financial Corp.                                   22,403   1,006,567             0.0%
    Landmark Bancorp, Inc.                                      2,689      70,963             0.0%
    LegacyTexas Financial Group, Inc.                          46,776   1,342,471             0.0%
    Legg Mason, Inc.                                          349,011  15,618,242             0.4%
#*  LendingTree, Inc.                                          24,085   2,922,956             0.1%
    Leucadia National Corp.                                    74,210   1,484,942             0.1%
    Macatawa Bank Corp.                                       122,874     634,030             0.0%
    Mackinac Financial Corp.                                   14,051     145,006             0.0%
    Madison County Financial, Inc.                                700      14,070             0.0%
#*  Magyar Bancorp, Inc.                                        6,751      66,160             0.0%
#   Maiden Holdings, Ltd.                                     201,351   3,131,008             0.1%
    MainSource Financial Group, Inc.                          118,760   2,569,966             0.1%
*   Malvern Bancorp, Inc.                                         743      11,777             0.0%
*   Markel Corp.                                                2,511   2,179,548             0.1%
    Marlin Business Services Corp.                             61,664   1,088,986             0.0%
    MB Financial, Inc.                                        211,236   6,810,249             0.2%
#*  MBIA, Inc.                                                600,076   4,506,571             0.1%
*   MBT Financial Corp.                                        54,563     344,293             0.0%
    Mercantile Bank Corp.                                      38,174     842,118             0.0%
    Merchants Bancshares, Inc.                                 13,907     438,349             0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Financials -- (Continued)
#   Mercury General Corp.                                      13,235 $   714,822             0.0%
    Meridian Bancorp, Inc.                                     66,984     940,455             0.0%
    Meta Financial Group, Inc.                                 10,537     453,934             0.0%
    Metro Bancorp, Inc.                                        65,882   2,041,024             0.1%
#*  MGIC Investment Corp.                                     394,009   3,703,685             0.1%
    Mid Penn Bancorp, Inc.                                        262       4,121             0.0%
#   MidSouth Bancorp, Inc.                                     32,733     332,240             0.0%
#   MidWestOne Financial Group, Inc.                           16,967     519,869             0.0%
*   MSB Financial Corp.                                         3,419      39,695             0.0%
    MutualFirst Financial, Inc.                                17,676     413,972             0.0%
    Nasdaq, Inc.                                              398,380  23,062,218             0.6%
    National Bank Holdings Corp. Class A                       41,666     919,152             0.0%
#   National Interstate Corp.                                  48,648   1,396,198             0.0%
    National Penn Bancshares, Inc.                            364,038   4,383,018             0.1%
    National Security Group, Inc. (The)                           193       2,607             0.0%
    National Western Life Group, Inc. Class A                   5,667   1,462,029             0.1%
*   Naugatuck Valley Financial Corp.                            1,247      13,542             0.0%
    Navient Corp.                                              69,326     914,410             0.0%
*   Navigators Group, Inc. (The)                               76,756   6,551,125             0.2%
    NBT Bancorp, Inc.                                          34,924     981,714             0.0%
    Nelnet, Inc. Class A                                      109,310   3,911,112             0.1%
#   New York Community Bancorp, Inc.                          934,803  15,442,946             0.4%
    NewBridge Bancorp                                          52,916     598,480             0.0%
#*  NewStar Financial, Inc.                                   211,449   2,230,787             0.1%
*   Nicholas Financial, Inc.                                    7,550     100,264             0.0%
*   NMI Holdings, Inc. Class A                                 30,497     229,337             0.0%
    Northeast Bancorp                                             522       5,612             0.0%
    Northeast Community Bancorp, Inc.                          50,944     375,967             0.0%
#   Northfield Bancorp, Inc.                                   95,745   1,466,813             0.1%
    Northrim BanCorp, Inc.                                     24,258     670,006             0.0%
    Northwest Bancshares, Inc.                                263,550   3,547,383             0.1%
    Norwood Financial Corp.                                     2,565      73,462             0.0%
    Ocean Shore Holding Co.                                     5,467      94,415             0.0%
    OceanFirst Financial Corp.                                 34,409     635,190             0.0%
#*  Ocwen Financial Corp.                                      81,073     566,700             0.0%
    OFG Bancorp                                               101,985     939,282             0.0%
    Ohio Valley Banc Corp.                                      1,614      38,607             0.0%
    Old Line Bancshares, Inc.                                   2,048      35,123             0.0%
    Old National Bancorp.                                     221,788   3,105,032             0.1%
#   Old Republic International Corp.                          703,034  12,682,733             0.4%
*   Old Second Bancorp, Inc.                                   56,217     376,654             0.0%
#   OneBeacon Insurance Group, Ltd. Class A                    73,090   1,051,765             0.0%
    Oneida Financial Corp.                                        801      17,254             0.0%
#   Oppenheimer Holdings, Inc. Class A                         11,737     215,374             0.0%
    Opus Bank                                                   2,953     109,999             0.0%
    Oritani Financial Corp.                                    73,469   1,169,626             0.0%
    Pacific Continental Corp.                                  29,261     419,603             0.0%
*   Pacific Mercantile Bancorp                                 58,804     398,691             0.0%
*   Pacific Premier Bancorp, Inc.                              17,590     375,546             0.0%
#   PacWest Bancorp                                           260,853  11,748,819             0.3%
    Park Sterling Corp.                                        90,477     655,958             0.0%
    PartnerRe, Ltd.                                           163,753  22,761,667             0.6%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Financials -- (Continued)
*   Patriot National Bancorp, Inc.                                720 $    11,758             0.0%
    Peapack Gladstone Financial Corp.                          27,286     616,936             0.0%
#   Penns Woods Bancorp, Inc.                                   1,635      72,839             0.0%
#   People's United Financial, Inc.                           830,491  13,246,331             0.4%
    Peoples Bancorp of North Carolina, Inc.                     4,643      89,192             0.0%
    Peoples Bancorp, Inc.                                      43,919     841,488             0.0%
*   PHH Corp.                                                 147,196   2,163,781             0.1%
#*  Phoenix Cos., Inc. (The)                                   26,303     904,297             0.0%
#*  PICO Holdings, Inc.                                        64,433     622,423             0.0%
#   Pinnacle Financial Partners, Inc.                         146,960   7,733,035             0.2%
#*  Piper Jaffray Cos.                                         42,749   1,520,582             0.1%
    Popular, Inc.                                              73,326   2,168,250             0.1%
    Preferred Bank                                             16,923     560,321             0.0%
    Premier Financial Bancorp, Inc.                            18,117     266,863             0.0%
#   Primerica, Inc.                                            68,316   3,253,891             0.1%
    PrivateBancorp, Inc.                                      122,799   5,136,682             0.2%
    ProAssurance Corp.                                        100,392   5,316,760             0.2%
#   Prosperity Bancshares, Inc.                                87,839   4,513,168             0.1%
    Provident Financial Holdings, Inc.                         26,149     448,194             0.0%
    Provident Financial Services, Inc.                        227,791   4,628,713             0.1%
#   Prudential Bancorp, Inc.                                      156       2,293             0.0%
    Pulaski Financial Corp.                                    44,928     666,732             0.0%
    QC Holdings, Inc.                                         104,573     162,088             0.0%
#   QCR Holdings, Inc.                                          3,576      81,461             0.0%
    Radian Group, Inc.                                        439,207   6,355,325             0.2%
#*  Regional Management Corp.                                   5,286      86,215             0.0%
    Reinsurance Group of America, Inc.                        235,808  21,279,314             0.6%
#   RenaissanceRe Holdings, Ltd.                              129,437  14,190,178             0.4%
    Renasant Corp.                                            137,344   4,756,223             0.1%
    Republic Bancorp, Inc. Class A                             15,200     386,536             0.0%
#*  Republic First Bancorp, Inc.                                4,394      17,093             0.0%
    Resource America, Inc. Class A                             89,599     689,016             0.0%
    Riverview Bancorp, Inc.                                    33,968     160,329             0.0%
#   RLI Corp.                                                  74,578   4,538,071             0.1%
*   Royal Bancshares of Pennsylvania, Inc. Class A              5,264      11,002             0.0%
#   S&T Bancorp, Inc.                                          85,632   2,729,948             0.1%
#*  Safeguard Scientifics, Inc.                                69,584   1,235,116             0.0%
#   Safety Insurance Group, Inc.                               70,391   4,079,158             0.1%
    Salisbury Bancorp, Inc.                                       490      14,190             0.0%
#   Sandy Spring Bancorp, Inc.                                 95,300   2,620,750             0.1%
    SB Financial Group, Inc.                                    1,320      13,952             0.0%
*   Seacoast Banking Corp. of Florida                           4,533      70,171             0.0%
*   Security National Financial Corp. Class A                   9,724      59,219             0.0%
*   Select Bancorp, Inc.                                        6,103      47,420             0.0%
    Selective Insurance Group, Inc.                           222,371   8,114,318             0.2%
    Shore Bancshares, Inc.                                      7,514      74,464             0.0%
    SI Financial Group, Inc.                                   19,230     243,259             0.0%
#   Sierra Bancorp                                              8,712     141,222             0.0%
#   Simmons First National Corp. Class A                      115,564   5,956,169             0.2%
    South State Corp.                                          61,821   4,791,127             0.1%
*   Southcoast Financial Corp.                                 19,116     257,301             0.0%
*   Southern First Bancshares, Inc.                            14,863     340,363             0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Financials -- (Continued)
    Southern Missouri Bancorp, Inc.                             2,162 $    47,715             0.0%
#   Southern National Bancorp of Virginia, Inc.                 1,185      13,509             0.0%
#   Southside Bancshares, Inc.                                 50,734   1,364,745             0.0%
#   Southwest Bancorp, Inc.                                    85,900   1,452,569             0.1%
    Southwest Georgia Financial Corp.                             731      11,020             0.0%
    StanCorp Financial Group, Inc.                             97,902  11,231,317             0.3%
#   State Auto Financial Corp.                                162,845   3,883,853             0.1%
#   State Bank Financial Corp.                                 30,373     649,982             0.0%
    Sterling Bancorp                                          284,825   4,383,457             0.1%
    Stewart Information Services Corp.                         63,392   2,546,457             0.1%
#   Stock Yards Bancorp, Inc.                                     500      18,840             0.0%
*   Stratus Properties, Inc.                                   42,734     728,615             0.0%
#   Suffolk Bancorp                                            62,080   1,855,571             0.1%
*   Sun Bancorp, Inc.                                          14,450     289,144             0.0%
    Sussex Bancorp                                              7,441      96,956             0.0%
    Symetra Financial Corp.                                   255,024   8,091,912             0.2%
    Synovus Financial Corp.                                   320,536  10,138,554             0.3%
    Talmer Bancorp, Inc. Class A                                3,607      60,670             0.0%
    TCF Financial Corp.                                       460,073   7,080,523             0.2%
    Territorial Bancorp, Inc.                                  11,999     334,532             0.0%
#*  Texas Capital Bancshares, Inc.                             34,535   1,906,332             0.1%
    Timberland Bancorp, Inc.                                   59,092     716,786             0.0%
#   Tompkins Financial Corp.                                   15,008     814,634             0.0%
#   TowneBank                                                  56,914   1,221,374             0.0%
    Trico Bancshares                                           36,438     960,506             0.0%
#*  Trinity Place Holdings, Inc.                               27,715     166,290             0.0%
#*  TriState Capital Holdings, Inc.                             7,982      99,695             0.0%
    TrustCo Bank Corp. NY                                     183,586   1,143,741             0.0%
#   Trustmark Corp.                                           145,478   3,495,836             0.1%
#   UMB Financial Corp.                                        43,401   2,130,121             0.1%
#   Umpqua Holdings Corp.                                     487,973   8,149,149             0.2%
*   Unico American Corp.                                       35,600     343,540             0.0%
    Union Bankshares Corp.                                    200,632   5,025,832             0.1%
    United Bancshares, Inc.                                       590       9,434             0.0%
#   United Bankshares, Inc.                                   130,881   5,176,344             0.2%
    United Community Bancorp                                      870      12,972             0.0%
    United Community Banks, Inc.                               39,716     800,675             0.0%
#   United Community Financial Corp.                          227,833   1,248,525             0.0%
    United Financial Bancorp, Inc.                            141,505   1,836,735             0.1%
    United Fire Group, Inc.                                   108,057   4,018,640             0.1%
*   United Security Bancshares                                  1,592       8,374             0.0%
    Unity Bancorp, Inc.                                        24,614     248,601             0.0%
#   Universal Insurance Holdings, Inc.                         49,436   1,559,706             0.1%
    Univest Corp. of Pennsylvania                              21,012     413,726             0.0%
    Validus Holdings, Ltd.                                    236,712  10,486,342             0.3%
#   Valley National Bancorp                                   434,045   4,557,472             0.1%
    VSB Bancorp, Inc.                                           1,262      15,712             0.0%
*   Walker & Dunlop, Inc.                                      78,645   2,281,491             0.1%
    Washington Federal, Inc.                                  295,016   7,357,699             0.2%
#   Washington Trust Bancorp, Inc.                             17,053     661,656             0.0%
#   Waterstone Financial, Inc.                                 23,128     308,065             0.0%
    Wayne Savings Bancshares, Inc.                              1,300      15,444             0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                               PERCENTAGE
                                                                      SHARES      VALUE+     OF NET ASSETS**
                                                                      ------- -------------- ---------------
Financials -- (Continued)
            Webster Financial Corp.                                   209,439 $    7,770,187             0.2%
            WesBanco, Inc.                                            204,893      6,689,756             0.2%
#           West BanCorp., Inc.                                        90,568      1,789,624             0.1%
#           Westamerica Bancorporation                                    551         24,360             0.0%
*           Western Alliance Bancorp                                  109,770      3,924,277             0.1%
            Westfield Financial, Inc.                                 111,746        871,619             0.0%
            White Mountains Insurance Group, Ltd.                         496        391,840             0.0%
            Wilshire Bancorp, Inc.                                    178,254      1,905,535             0.1%
            Wintrust Financial Corp.                                  176,339      8,903,356             0.3%
#           WR Berkley Corp.                                          223,655     12,486,659             0.4%
#           WSFS Financial Corp.                                       24,072        764,767             0.0%
            WVS Financial Corp.                                         1,304         15,074             0.0%
#           Yadkin Financial Corp.                                     10,218        240,634             0.0%
#           Zions Bancorporation                                      531,110     15,280,035             0.4%
                                                                              --------------            ----
Total Financials                                                               1,078,152,708            29.4%
                                                                              --------------            ----
Health Care -- (5.5%)
            Aceto Corp.                                               162,117      4,889,449             0.1%
*           Acorda Therapeutics, Inc.                                   4,607        166,036             0.0%
#*          Addus HomeCare Corp.                                       60,958      1,522,731             0.1%
#*          Affymetrix, Inc.                                          317,986      2,925,471             0.1%
#*          Air Methods Corp.                                           5,698        233,219             0.0%
#*          Albany Molecular Research, Inc.                           175,487      3,165,785             0.1%
*           Alere, Inc.                                               177,374      8,180,489             0.2%
*           Allied Healthcare Products, Inc.                           26,236         35,681             0.0%
*           Allscripts Healthcare Solutions, Inc.                      31,082        437,013             0.0%
#*          Almost Family, Inc.                                        16,064        664,728             0.0%
*           Alphatec Holdings, Inc.                                    72,624         25,418             0.0%
#*          Amedisys, Inc.                                             97,525      3,860,039             0.1%
*           American Shared Hospital Services                           8,624         14,316             0.0%
*           AMN Healthcare Services, Inc.                              66,419      1,884,307             0.1%
*           Amsurg Corp.                                              127,230      8,917,551             0.3%
#           Analogic Corp.                                             10,153        889,606             0.0%
*           AngioDynamics, Inc.                                       110,940      1,395,625             0.0%
#*          Anika Therapeutics, Inc.                                   68,061      2,621,710             0.1%
*           Arrhythmia Research Technology, Inc.                        1,132          7,030             0.0%
#*          Bio-Rad Laboratories, Inc. Class A                          5,100        711,348             0.0%
#*          BioScrip, Inc.                                             62,302        122,735             0.0%
*           BioTelemetry, Inc.                                        104,382      1,359,054             0.0%
*           Cambrex Corp.                                             172,443      7,927,205             0.2%
            Cantel Medical Corp.                                      162,405      9,627,368             0.3%
#*          Capital Senior Living Corp.                               175,385      3,967,209             0.1%
            Catalyst Biosciences, Inc.(14888D109)                       2,409          9,299             0.0%
(degrees)#  Catalyst Biosciences, Inc.(87611RAA6)                      18,220         19,659             0.0%
*           Community Health Systems, Inc.                            287,877      8,072,071             0.2%
            CONMED Corp.                                              176,339      7,152,310             0.2%
            Cooper Cos., Inc. (The)                                     4,969        757,077             0.0%
*           Cross Country Healthcare, Inc.                            137,558      1,857,033             0.1%
            CryoLife, Inc.                                             55,811        588,248             0.0%
#*          Cumberland Pharmaceuticals, Inc.                           75,105        465,651             0.0%
*           Cutera, Inc.                                               69,353        941,120             0.0%
#*          Cynosure, Inc. Class A                                     48,245      1,815,942             0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                            PERCENTAGE
                                                                      SHARES    VALUE+    OF NET ASSETS**
                                                                      ------- ----------- ---------------
Health Care -- (Continued)
            Digirad Corp.                                              50,370 $   298,190             0.0%
*           Emergent Biosolutions, Inc.                                68,821   2,212,595             0.1%
            Ensign Group, Inc. (The)                                    6,057     255,363             0.0%
*           Enzo Biochem, Inc.                                         83,686     311,312             0.0%
*           Exactech, Inc.                                              6,397     108,941             0.0%
#*          ExamWorks Group, Inc.                                      14,415     407,080             0.0%
*           Five Star Quality Care, Inc.                              140,333     458,889             0.0%
#*          Genesis Healthcare, Inc.                                   29,408     145,864             0.0%
*           Greatbatch, Inc.                                          126,414   6,756,828             0.2%
#*          Haemonetics Corp.                                          75,662   2,555,862             0.1%
#*          Halyard Health, Inc.                                       22,172     658,065             0.0%
#*          Hanger, Inc.                                               37,891     546,388             0.0%
*           Harvard Apparatus Regenerative Technology, Inc.            34,762      20,927             0.0%
*           Harvard Bioscience, Inc.                                  134,004     393,972             0.0%
*           Health Net, Inc.                                           34,840   2,238,818             0.1%
#*          Healthways, Inc.                                          110,668   1,302,562             0.0%
            Hill-Rom Holdings, Inc.                                    43,480   2,290,961             0.1%
*           Hologic, Inc.                                             388,373  15,092,175             0.4%
*           ICU Medical, Inc.                                           7,144     785,626             0.0%
#*          Idera Pharmaceuticals, Inc.                                40,844     112,729             0.0%
#*          Impax Laboratories, Inc.                                   13,337     461,860             0.0%
#*          InfuSystems Holdings, Inc.                                  6,891      18,744             0.0%
*           Integra LifeSciences Holdings Corp.                        33,202   1,977,843             0.1%
#           Invacare Corp.                                            116,969   2,021,224             0.1%
*           IPC Healthcare, Inc.                                        4,917     385,985             0.0%
*           Iridex Corp.                                               10,837      86,913             0.0%
*           Juniper Pharmaceuticals, Inc.                               3,041      36,796             0.0%
            Kewaunee Scientific Corp.                                  10,051     167,048             0.0%
#           Kindred Healthcare, Inc.                                  236,166   3,164,624             0.1%
#*          Lannett Co., Inc.                                          82,573   3,696,793             0.1%
            LeMaitre Vascular, Inc.                                    69,901     931,081             0.0%
#*          LHC Group, Inc.                                            24,113   1,086,652             0.0%
*           LifePoint Hospitals, Inc.                                 217,249  14,964,111             0.4%
*           Luminex Corp.                                               2,063      37,547             0.0%
*           Magellan Health, Inc.                                      78,135   4,172,409             0.1%
#*          MedAssets, Inc.                                            89,483   2,118,957             0.1%
(degrees)*  Medcath Corp.                                             116,120          --             0.0%
#*          Medicines Co. (The)                                         9,328     319,391             0.0%
*           MediciNova, Inc.                                           18,247      53,464             0.0%
#*          Merit Medical Systems, Inc.                                40,445     749,850             0.0%
*           Misonix, Inc.                                              28,468     317,134             0.0%
#*          Molina Healthcare, Inc.                                   127,094   7,879,828             0.2%
            National Healthcare Corp.                                   5,522     360,476             0.0%
*           Natus Medical, Inc.                                       114,130   5,196,339             0.2%
#*          NuVasive, Inc.                                             35,338   1,666,540             0.1%
*           Omnicell, Inc.                                             96,323   2,619,986             0.1%
*           OraSure Technologies, Inc.                                 13,728      71,386             0.0%
*           Orthofix International NV                                   6,877     234,162             0.0%
#           Owens & Minor, Inc.                                       136,708   4,900,982             0.1%
#           Paratek Pharmaceuticals, Inc.                                 437       7,586             0.0%
#*          PDI, Inc.                                                  86,304     140,676             0.0%
*           PharMerica Corp.                                          150,112   4,288,700             0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                              SHARES     VALUE+    OF NET ASSETS**
                                                              ------- ------------ ---------------
Health Care -- (Continued)
#*  Pozen, Inc.                                                34,164 $    199,859             0.0%
#*  Prestige Brands Holdings, Inc.                            268,318   13,150,265             0.4%
#*  Providence Service Corp. (The)                             27,272    1,408,599             0.0%
#*  Quidel Corp.                                               15,384      295,680             0.0%
#*  Repligen Corp.                                            104,438    3,471,519             0.1%
*   RTI Surgical, Inc.                                        186,274      783,282             0.0%
*   SciClone Pharmaceuticals, Inc.                            188,035    1,432,827             0.0%
#*  SeaSpine Holdings Corp.                                    11,067      166,890             0.0%
    Select Medical Holdings Corp.                             187,249    2,115,914             0.1%
    Span-America Medical Systems, Inc.                         12,454      225,044             0.0%
#   STERIS Corp.                                                3,332      249,733             0.0%
#*  Sucampo Pharmaceuticals, Inc. Class A                      36,738      711,248             0.0%
*   SunLink Health Systems, Inc.                                9,835       16,720             0.0%
*   SurModics, Inc.                                            14,010      298,833             0.0%
*   Symmetry Surgical, Inc.                                    37,559      319,252             0.0%
#   Teleflex, Inc.                                             63,027    8,382,591             0.2%
*   Tenax Therapeutics, Inc.                                    2,650        8,427             0.0%
#*  Triple-S Management Corp. Class B                          89,437    1,841,508             0.1%
#   Universal American Corp.                                  351,038    2,618,743             0.1%
    Utah Medical Products, Inc.                                 1,047       61,742             0.0%
*   VCA, Inc.                                                  73,329    4,016,229             0.1%
*   WellCare Health Plans, Inc.                                11,235      995,421             0.0%
#*  Wright Medical Group NV                                    51,094      987,647             0.0%
                                                                      ------------             ---
Total Health Care                                                      232,075,740             6.3%
                                                                      ------------             ---
Industrials -- (15.8%)
    AAR Corp.                                                 164,871    3,740,923             0.1%
    ABM Industries, Inc.                                       61,511    1,746,912             0.1%
*   ACCO Brands Corp.                                         180,348    1,455,408             0.0%
*   Accuride Corp.                                              3,960       11,167             0.0%
    Acme United Corp.                                           2,645       43,246             0.0%
    Actuant Corp. Class A                                      62,061    1,414,991             0.0%
#   ADT Corp. (The)                                           438,656   14,493,194             0.4%
#*  AECOM                                                     365,705   10,777,326             0.3%
*   Aegion Corp.                                              121,114    2,336,289             0.1%
#*  AeroCentury Corp.                                           9,884       85,793             0.0%
#*  Aerovironment, Inc.                                        91,834    2,118,610             0.1%
#   AGCO Corp.                                                226,893   10,979,352             0.3%
#   Air Lease Corp.                                           191,698    6,462,140             0.2%
*   Air Transport Services Group, Inc.                        233,206    2,283,087             0.1%
    Alamo Group, Inc.                                          66,141    3,103,336             0.1%
    Alaska Air Group, Inc.                                    160,320   12,224,400             0.3%
    Albany International Corp. Class A                         64,876    2,437,391             0.1%
    Allied Motion Technologies, Inc.                            1,975       38,098             0.0%
#   Altra Industrial Motion Corp.                             123,243    3,261,010             0.1%
    AMERCO                                                     88,302   35,877,986             1.0%
#*  Ameresco, Inc. Class A                                      2,938       19,038             0.0%
#   American Railcar Industries, Inc.                         107,451    6,202,072             0.2%
*   American Woodmark Corp.                                    46,160    3,355,832             0.1%
*   AMREP Corp.                                                 8,943       39,349             0.0%
    Apogee Enterprises, Inc.                                  153,531    7,604,390             0.2%
#   Applied Industrial Technologies, Inc.                      82,817    3,421,170             0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Industrials -- (Continued)
*   ARC Document Solutions, Inc.                              116,827 $   726,664             0.0%
    ArcBest Corp.                                             136,778   3,542,550             0.1%
#   Argan, Inc.                                                 2,703      99,876             0.0%
#*  Arotech Corp.                                               8,744      12,766             0.0%
    Astec Industries, Inc.                                     30,756     999,570             0.0%
*   Atlas Air Worldwide Holdings, Inc.                         71,696   2,956,743             0.1%
*   Avalon Holdings Corp. Class A                              12,727      24,054             0.0%
*   Avis Budget Group, Inc.                                   417,565  20,853,196             0.6%
#   AZZ, Inc.                                                  12,191     674,528             0.0%
*   Babcock & Wilcox Enterprises, Inc.                          3,207      54,455             0.0%
    Barnes Group, Inc.                                         88,851   3,339,909             0.1%
#   Barrett Business Services, Inc.                             9,363     458,600             0.0%
*   Beacon Roofing Supply, Inc.                                60,750   2,149,943             0.1%
#*  BlueLinx Holdings, Inc.                                   101,135      70,795             0.0%
    Brady Corp. Class A                                        27,590     627,673             0.0%
*   Breeze-Eastern Corp.                                       29,140     594,456             0.0%
#   Briggs & Stratton Corp.                                   171,651   3,050,238             0.1%
    Brink's Co. (The)                                          23,821     737,975             0.0%
    BWX Technologies, Inc.                                      6,415     181,545             0.0%
*   CAI International, Inc.                                    50,141     582,638             0.0%
*   CBIZ, Inc.                                                138,281   1,486,521             0.1%
    CDI Corp.                                                  97,100     776,800             0.0%
    Ceco Environmental Corp.                                   22,317     199,068             0.0%
    Celadon Group, Inc.                                        97,408   1,410,468             0.0%
#*  Chart Industries, Inc.                                      2,586      44,453             0.0%
#   Chicago Bridge & Iron Co. NV                              198,116   8,889,465             0.3%
    Chicago Rivet & Machine Co.                                 1,983      51,935             0.0%
    CIRCOR International, Inc.                                 59,669   2,740,000             0.1%
#*  Clean Harbors, Inc.                                        33,094   1,538,540             0.1%
    Columbus McKinnon Corp.                                    53,255     995,336             0.0%
    Comfort Systems USA, Inc.                                  58,459   1,866,596             0.1%
    Compx International, Inc.                                   5,744      64,563             0.0%
*   Continental Materials Corp.                                 1,419      18,717             0.0%
#   Copa Holdings SA Class A                                   42,245   2,134,217             0.1%
#   Covanta Holding Corp.                                     250,017   4,190,285             0.1%
*   Covenant Transportation Group, Inc. Class A                76,284   1,472,281             0.0%
*   CPI Aerostructures, Inc.                                   26,377     224,205             0.0%
*   CRA International, Inc.                                    44,458   1,040,317             0.0%
    Cubic Corp.                                                 8,053     361,177             0.0%
    Curtiss-Wright Corp.                                      182,346  12,683,988             0.4%
#*  DigitalGlobe, Inc.                                         96,457   1,440,103             0.0%
    Douglas Dynamics, Inc.                                     67,044   1,470,945             0.0%
*   Ducommun, Inc.                                             63,364   1,371,197             0.0%
#*  Dycom Industries, Inc.                                    161,441  12,284,046             0.3%
#   Dynamic Materials Corp.                                    12,521      89,275             0.0%
    Eastern Co. (The)                                          34,260     574,540             0.0%
    Ecology and Environment, Inc. Class A                       7,348      77,962             0.0%
    EMCOR Group, Inc.                                          23,858   1,151,864             0.0%
    Encore Wire Corp.                                         119,350   5,104,600             0.1%
#*  Energy Recovery, Inc.                                      19,957     143,092             0.0%
    EnerSys                                                    84,683   5,164,816             0.2%
    Engility Holdings, Inc.                                    18,155     584,409             0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Industrials -- (Continued)
    Ennis, Inc.                                                 132,806 $ 2,660,104             0.1%
    EnPro Industries, Inc.                                       71,278   3,500,463             0.1%
    ESCO Technologies, Inc.                                      72,124   2,675,079             0.1%
#   Espey Manufacturing & Electronics Corp.                      13,355     336,546             0.0%
    Essendant, Inc.                                              29,987   1,036,651             0.0%
#*  Esterline Technologies Corp.                                124,499   9,592,648             0.3%
    Federal Signal Corp.                                        341,285   5,139,752             0.1%
    Fluor Corp.                                                  59,054   2,823,372             0.1%
*   Franklin Covey Co.                                           93,603   1,603,419             0.1%
#   Franklin Electric Co., Inc.                                   2,865      94,430             0.0%
    FreightCar America, Inc.                                     53,166     966,558             0.0%
#*  FTI Consulting, Inc.                                        123,735   4,208,227             0.1%
*   Fuel Tech, Inc.                                              17,811      35,978             0.0%
*   Furmanite Corp.                                              70,098     487,181             0.0%
    G&K Services, Inc. Class A                                   89,654   5,901,026             0.2%
#   GATX Corp.                                                  210,848   9,846,602             0.3%
*   Gencor Industries, Inc.                                      32,703     316,565             0.0%
#   General Cable Corp.                                         170,783   2,628,350             0.1%
#*  Genesee & Wyoming, Inc. Class A                              42,435   2,847,389             0.1%
*   Gibraltar Industries, Inc.                                  148,815   3,767,996             0.1%
#   Global Power Equipment Group, Inc.                            2,000       8,660             0.0%
#   Golden Ocean Group, Ltd.                                     23,531      46,356             0.0%
*   Goldfield Corp. (The)                                        13,975      24,177             0.0%
*   GP Strategies Corp.                                          88,223   2,213,515             0.1%
    Granite Construction, Inc.                                  151,342   4,970,071             0.1%
#*  Great Lakes Dredge & Dock Corp.                             246,927     987,708             0.0%
#   Greenbrier Cos., Inc. (The)                                 116,098   4,416,368             0.1%
#   Griffon Corp.                                               277,994   4,775,937             0.1%
#   H&E Equipment Services, Inc.                                141,763   2,737,444             0.1%
    Hardinge, Inc.                                               73,526     695,556             0.0%
#*  Hawaiian Holdings, Inc.                                     169,532   5,882,760             0.2%
    Heidrick & Struggles International, Inc.                     19,613     520,921             0.0%
*   Heritage-Crystal Clean, Inc.                                  1,300      15,496             0.0%
*   Hill International, Inc.                                     99,231     335,401             0.0%
#   Houston Wire & Cable Co.                                     99,680     618,016             0.0%
*   Hub Group, Inc. Class A                                     105,793   4,229,604             0.1%
*   Hudson Global, Inc.                                          55,855     129,025             0.0%
#*  Hudson Technologies, Inc.                                    37,176     127,514             0.0%
    Hurco Cos., Inc.                                             31,863     856,159             0.0%
*   Huron Consulting Group, Inc.                                 30,421   1,469,334             0.0%
    Hyster-Yale Materials Handling, Inc.                         48,502   2,838,337             0.1%
*   ICF International, Inc.                                      43,696   1,340,156             0.0%
#*  InnerWorkings, Inc.                                          13,570     101,504             0.0%
*   Innovative Solutions & Support, Inc.                          8,421      21,053             0.0%
    Insteel Industries, Inc.                                     72,966   1,560,743             0.1%
*   Integrated Electrical Services, Inc.                          1,429      10,103             0.0%
#   International Shipholding Corp.                              22,020      44,701             0.0%
#*  Intersections, Inc.                                          65,410     143,248             0.0%
*   Jacobs Engineering Group, Inc.                              292,346  11,734,768             0.3%
*   JetBlue Airways Corp.                                     1,383,605  34,368,748             0.9%
    Kadant, Inc.                                                 64,437   2,649,649             0.1%
#   Kaman Corp.                                                  36,323   1,412,601             0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Industrials -- (Continued)
    KAR Auction Services, Inc.                                 22,900 $   879,360             0.0%
    Kelly Services, Inc. Class A                              109,476   1,729,721             0.1%
*   Key Technology, Inc.                                       15,076     168,700             0.0%
    Kforce, Inc.                                                1,297      36,459             0.0%
    Kimball International, Inc. Class B                       137,692   1,503,597             0.1%
*   Kirby Corp.                                                81,010   5,289,143             0.2%
*   KLX, Inc.                                                  13,518     528,689             0.0%
#   Knight Transportation, Inc.                                55,379   1,407,734             0.0%
    Korn/Ferry International                                  105,068   3,821,323             0.1%
#*  Kratos Defense & Security Solutions, Inc.                  75,559     377,039             0.0%
#*  Lawson Products, Inc.                                      44,612   1,160,358             0.0%
#*  Layne Christensen Co.                                      64,431     408,493             0.0%
    LB Foster Co. Class A                                      28,930     426,139             0.0%
#*  LMI Aerospace, Inc.                                        48,967     513,664             0.0%
    LS Starrett Co. (The) Class A                              18,592     222,174             0.0%
    LSI Industries, Inc.                                      111,727   1,199,948             0.0%
*   Lydall, Inc.                                              107,340   3,674,248             0.1%
    Manitowoc Co., Inc. (The)                                 143,424   2,194,387             0.1%
    Manpowergroup, Inc.                                        55,050   5,052,489             0.1%
    Marten Transport, Ltd.                                    243,892   3,997,390             0.1%
#*  MasTec, Inc.                                              164,113   2,752,175             0.1%
*   Mastech Holdings, Inc.                                        508       4,089             0.0%
    Matson, Inc.                                              196,521   9,006,557             0.3%
#   Matthews International Corp. Class A                       42,867   2,474,712             0.1%
#   McGrath RentCorp                                           62,106   1,866,285             0.1%
*   Mfri, Inc.                                                 51,844     292,400             0.0%
    Miller Industries, Inc.                                    59,589   1,351,479             0.0%
#   Mobile Mini, Inc.                                         206,174   7,059,398             0.2%
*   Moog, Inc. Class A                                         43,902   2,711,388             0.1%
*   Moog, Inc. Class B                                          3,308     205,476             0.0%
#*  MRC Global, Inc.                                          251,943   2,998,122             0.1%
    Mueller Industries, Inc.                                  146,663   4,622,818             0.1%
    Mueller Water Products, Inc. Class A                      318,498   2,802,782             0.1%
#   Multi-Color Corp.                                          36,176   2,815,940             0.1%
*   MYR Group, Inc.                                            70,256   1,580,760             0.1%
    National Presto Industries, Inc.                            1,658     145,987             0.0%
*   Navigant Consulting, Inc.                                 111,101   1,910,937             0.1%
*   NL Industries, Inc.                                        37,233     129,943             0.0%
#   NN, Inc.                                                  139,284   1,922,119             0.1%
#*  Northwest Pipe Co.                                         41,162     543,750             0.0%
*   On Assignment, Inc.                                       187,664   8,465,523             0.2%
    Orbital ATK, Inc.                                         102,899   8,810,212             0.2%
#*  Orion Energy Systems, Inc.                                 13,385      24,227             0.0%
#*  Orion Marine Group, Inc.                                   25,213      98,583             0.0%
#   Oshkosh Corp.                                              93,447   3,839,737             0.1%
    Owens Corning                                             367,806  16,746,207             0.5%
*   PAM Transportation Services, Inc.                          47,902   1,710,580             0.1%
    Park-Ohio Holdings Corp.                                    1,185      40,883             0.0%
*   Patrick Industries, Inc.                                   10,855     440,496             0.0%
#*  Patriot Transportation Holding, Inc.                        8,714     193,277             0.0%
#   Powell Industries, Inc.                                    17,054     568,239             0.0%
#*  PowerSecure International, Inc.                            77,807     969,475             0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Industrials -- (Continued)
#   Preformed Line Products Co.                                18,692 $   794,410             0.0%
    Providence and Worcester Railroad Co.                      13,495     216,190             0.0%
    Quad/Graphics, Inc.                                        15,813     203,988             0.0%
    Quanex Building Products Corp.                             43,726     825,110             0.0%
#*  Quanta Services, Inc.                                     344,068   6,919,207             0.2%
    Raven Industries, Inc.                                      3,000      54,630             0.0%
*   RBC Bearings, Inc.                                            543      37,136             0.0%
    RCM Technologies, Inc.                                     92,190     471,091             0.0%
    Regal Beloit Corp.                                         74,113   4,727,668             0.1%
*   Republic Airways Holdings, Inc.                           146,223     842,244             0.0%
    Resources Connection, Inc.                                 68,721   1,233,542             0.0%
*   Roadrunner Transportation Systems, Inc.                    31,965     340,108             0.0%
*   RPX Corp.                                                  14,294     203,547             0.0%
#   RR Donnelley & Sons Co.                                     1,935      32,643             0.0%
#*  Rush Enterprises, Inc. Class A                            197,465   4,814,197             0.1%
*   Rush Enterprises, Inc. Class B                             51,902   1,177,137             0.0%
#   Ryder System, Inc.                                        233,530  16,762,783             0.5%
#*  Saia, Inc.                                                134,141   3,167,069             0.1%
    Servotronics, Inc.                                          6,561      45,927             0.0%
    SIFCO Industries, Inc.                                     14,049     175,332             0.0%
    Simpson Manufacturing Co., Inc.                            48,425   1,839,182             0.1%
#   SkyWest, Inc.                                             240,109   4,571,675             0.1%
*   SL Industries, Inc.                                        12,775     427,963             0.0%
#*  Sparton Corp.                                              56,079   1,319,539             0.0%
    Standex International Corp.                                68,740   6,167,353             0.2%
    Steelcase, Inc. Class A                                   206,657   4,011,212             0.1%
*   Sterling Construction Co., Inc.                            35,577     137,683             0.0%
    Supreme Industries, Inc. Class A                           31,849     254,792             0.0%
    TAL International Group, Inc.                             110,498   1,874,046             0.1%
#*  Team, Inc.                                                  6,553     229,355             0.0%
    Terex Corp.                                               202,016   4,052,441             0.1%
    Tetra Tech, Inc.                                           70,198   1,888,326             0.1%
*   Thermon Group Holdings, Inc.                                6,408     128,865             0.0%
    Titan International, Inc.                                  95,759     679,889             0.0%
*   Titan Machinery, Inc.                                      53,817     658,182             0.0%
#*  TRC Cos., Inc.                                             82,027     847,339             0.0%
*   Trimas Corp.                                              120,073   2,402,661             0.1%
#   Trinity Industries, Inc.                                  554,828  15,019,194             0.4%
#   Triumph Group, Inc.                                       108,706   5,063,525             0.1%
*   TrueBlue, Inc.                                             19,452     563,524             0.0%
#*  Tutor Perini Corp.                                        148,493   2,491,713             0.1%
    Twin Disc, Inc.                                            43,496     512,383             0.0%
*   Ultralife Corp.                                            40,258     272,949             0.0%
    UniFirst Corp.                                             54,384   5,714,127             0.2%
*   United Rentals, Inc.                                       18,655   1,396,513             0.0%
    Universal Forest Products, Inc.                            87,386   6,346,845             0.2%
    Universal Truckload Services, Inc.                         11,902     190,194             0.0%
*   USA Truck, Inc.                                            62,991   1,145,176             0.0%
    Valmont Industries, Inc.                                   11,819   1,281,652             0.0%
*   Vectrus, Inc.                                               5,877     146,161             0.0%
#*  Veritiv Corp.                                                 646      27,132             0.0%
*   Versar, Inc.                                                4,045      13,187             0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                              SHARES     VALUE+    OF NET ASSETS**
                                                              ------- ------------ ---------------
Industrials -- (Continued)
    Viad Corp.                                                103,803 $  3,125,508             0.1%
*   Virco Manufacturing Corp.                                  23,168       83,868             0.0%
#*  Volt Information Sciences, Inc.                             2,400       20,688             0.0%
#   VSE Corp.                                                   3,624      208,235             0.0%
#*  Wabash National Corp.                                     111,316    1,332,453             0.0%
    Waste Connections, Inc.                                   194,615   10,602,625             0.3%
    Watts Water Technologies, Inc. Class A                    112,276    6,112,305             0.2%
    Werner Enterprises, Inc.                                  120,652    3,192,452             0.1%
#*  Wesco Aircraft Holdings, Inc.                              53,445      665,925             0.0%
#*  WESCO International, Inc.                                  22,512    1,101,512             0.0%
*   Willdan Group, Inc.                                        16,551      183,882             0.0%
*   Willis Lease Finance Corp.                                 36,581      570,664             0.0%
#*  XPO Logistics, Inc.                                        35,301      979,956             0.0%
                                                                      ------------            ----
Total Industrials                                                      667,264,855            18.2%
                                                                      ------------            ----
Information Technology -- (11.2%)
*   Actua Corp.                                               277,212    3,839,386             0.1%
#*  Acxiom Corp.                                               30,906      683,641             0.0%
    ADTRAN, Inc.                                               43,575      676,720             0.0%
*   Advanced Energy Industries, Inc.                           74,513    2,107,228             0.1%
*   Agilysys, Inc.                                            115,206    1,309,892             0.0%
#*  Alpha & Omega Semiconductor, Ltd.                          26,287      233,429             0.0%
#   American Software, Inc. Class A                            19,941      203,996             0.0%
*   Amkor Technology, Inc.                                    148,013      920,641             0.0%
#*  Amtech Systems, Inc.                                       45,105      232,291             0.0%
#*  ANADIGICS, Inc.                                            35,492        8,163             0.0%
*   Anixter International, Inc.                                 1,121       76,878             0.0%
#*  ARRIS Group, Inc.                                         449,224   12,695,070             0.4%
*   Arrow Electronics, Inc.                                   351,633   19,336,299             0.5%
    Astro-Med, Inc.                                            24,190      318,824             0.0%
*   Aviat Networks, Inc.                                      145,706      148,620             0.0%
#*  Avid Technology, Inc.                                       4,533       38,304             0.0%
    Avnet, Inc.                                               383,473   17,421,178             0.5%
#   AVX Corp.                                                 117,621    1,587,883             0.1%
*   Aware, Inc.                                                46,523      150,269             0.0%
*   Axcelis Technologies, Inc.                                188,271      527,159             0.0%
*   AXT, Inc.                                                 159,900      351,780             0.0%
    Bel Fuse, Inc. Class A                                     11,057      175,806             0.0%
    Bel Fuse, Inc. Class B                                     37,812      681,750             0.0%
*   Benchmark Electronics, Inc.                               255,083    5,045,542             0.1%
    Black Box Corp.                                            52,282      638,363             0.0%
#*  Blucora, Inc.                                             190,556    1,867,449             0.1%
#*  BroadVision, Inc.                                          19,245      115,662             0.0%
    Brocade Communications Systems, Inc.                      596,259    6,213,019             0.2%
    Brooks Automation, Inc.                                   157,481    1,738,590             0.1%
*   Bsquare Corp.                                              33,534      364,850             0.0%
*   CACI International, Inc. Class A                          127,408   12,363,672             0.3%
*   Calix, Inc.                                                22,209      155,241             0.0%
*   Cascade Microtech, Inc.                                    70,739    1,083,721             0.0%
*   Ceva, Inc.                                                    810       18,930             0.0%
    Checkpoint Systems, Inc.                                  124,835      933,766             0.0%
*   CIBER, Inc.                                               361,694    1,291,248             0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Information Technology -- (Continued)
#*  Cirrus Logic, Inc.                                        127,401 $ 3,927,773             0.1%
#*  Coherent, Inc.                                             32,068   1,738,086             0.1%
    Cohu, Inc.                                                 92,756   1,167,798             0.0%
#   Communications Systems, Inc.                               41,562     337,068             0.0%
    Computer Sciences Corp.                                    19,009   1,265,809             0.0%
    Comtech Telecommunications Corp.                           67,924   1,641,044             0.1%
    Concurrent Computer Corp.                                  33,012     164,070             0.0%
#   Convergys Corp.                                           551,669  14,161,343             0.4%
*   CoreLogic, Inc.                                           194,171   7,568,786             0.2%
#*  Covisint Corp.                                             20,310      42,854             0.0%
#*  Cray, Inc.                                                 66,170   1,960,617             0.1%
#*  Cree, Inc.                                                152,515   3,841,853             0.1%
    CSG Systems International, Inc.                            49,487   1,658,804             0.1%
    CSP, Inc.                                                   4,766      26,785             0.0%
#   CTS Corp.                                                  83,220   1,512,940             0.1%
*   CyberOptics Corp.                                          65,502     461,134             0.0%
#   Cypress Semiconductor Corp.                                49,805     524,945             0.0%
#   Daktronics, Inc.                                           15,217     147,605             0.0%
*   Datalink Corp.                                             67,209     490,626             0.0%
*   Demand Media, Inc.                                          8,004      34,817             0.0%
*   DHI Group, Inc.                                           181,201   1,639,869             0.1%
*   Digi International, Inc.                                  134,407   1,733,850             0.1%
*   Diodes, Inc.                                               73,941   1,693,249             0.1%
#*  DSP Group, Inc.                                           104,784   1,058,318             0.0%
    DST Systems, Inc.                                             419      51,181             0.0%
*   DTS, Inc.                                                   6,535     194,482             0.0%
    EarthLink Holdings Corp.                                  445,787   3,811,479             0.1%
*   EchoStar Corp. Class A                                    133,245   5,973,373             0.2%
*   Edgewater Technology, Inc.                                 73,779     585,805             0.0%
    Electro Rent Corp.                                        111,809   1,160,577             0.0%
    Electro Scientific Industries, Inc.                       126,227     589,480             0.0%
*   Electronics for Imaging, Inc.                             174,353   8,096,953             0.2%
*   Emcore Corp.                                               50,469     345,208             0.0%
#*  EnerNOC, Inc.                                              51,169     401,165             0.0%
*   Entegris, Inc.                                            194,995   2,501,786             0.1%
    EPIQ Systems, Inc.                                        141,149   1,947,856             0.1%
*   ePlus, Inc.                                                38,358   3,238,182             0.1%
*   Euronet Worldwide, Inc.                                    76,188   6,113,325             0.2%
#*  Everi Holdings, Inc.                                       39,588     185,272             0.0%
*   Exar Corp.                                                122,062     694,533             0.0%
*   ExlService Holdings, Inc.                                   4,788     211,917             0.0%
*   Extreme Networks, Inc.                                     90,664     325,484             0.0%
#*  Fabrinet                                                   43,254     937,314             0.0%
#*  Fairchild Semiconductor International, Inc.               375,794   6,268,244             0.2%
*   FARO Technologies, Inc.                                       781      26,390             0.0%
#*  Finisar Corp.                                             164,946   1,875,436             0.1%
*   First Solar, Inc.                                         266,945  15,234,551             0.4%
*   Flextronics International, Ltd.                           235,780   2,685,534             0.1%
*   FormFactor, Inc.                                          156,861   1,292,535             0.0%
*   Frequency Electronics, Inc.                                28,958     316,221             0.0%
*   GSE Systems, Inc.                                          46,149      62,763             0.0%
*   GSI Group, Inc.                                            28,105     379,699             0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Information Technology -- (Continued)
#*  GSI Technology, Inc.                                       63,460 $   267,801             0.0%
    Hackett Group, Inc. (The)                                 215,781   3,210,821             0.1%
*   Harmonic, Inc.                                            262,314   1,510,929             0.1%
#*  Hutchinson Technology, Inc.                                65,098     113,922             0.0%
    IAC/InterActiveCorp                                       161,827  10,844,027             0.3%
#*  ID Systems, Inc.                                           40,890     143,933             0.0%
*   IEC Electronics Corp.                                       6,001      21,244             0.0%
*   II-VI, Inc.                                                10,190     184,643             0.0%
*   Imation Corp.                                             105,548     213,207             0.0%
    Ingram Micro, Inc. Class A                                553,452  16,481,801             0.5%
*   Innodata, Inc.                                                600       1,416             0.0%
*   Inphi Corp.                                                 3,069      91,364             0.0%
*   Insight Enterprises, Inc.                                 137,520   3,493,008             0.1%
*   Integrated Device Technology, Inc.                        409,921  10,452,985             0.3%
    Integrated Silicon Solution, Inc.                         134,377   3,020,795             0.1%
#*  Internap Corp.                                            251,967   1,703,297             0.1%
    Intersil Corp. Class A                                    244,346   3,310,888             0.1%
#*  Intevac, Inc.                                              98,759     483,919             0.0%
*   IntraLinks Holdings, Inc.                                  56,934     498,173             0.0%
*   IntriCon Corp.                                             13,375     109,408             0.0%
*   Ixia                                                       13,594     195,890             0.0%
    IXYS Corp.                                                108,516   1,352,109             0.0%
#   Jabil Circuit, Inc.                                       449,441  10,328,154             0.3%
*   Kemet Corp.                                                75,318     209,384             0.0%
*   Key Tronic Corp.                                           54,827     456,709             0.0%
*   Kimball Electronics, Inc.                                 103,269   1,176,234             0.0%
#*  Knowles Corp.                                              14,076     234,506             0.0%
#*  Kopin Corp.                                               167,771     447,949             0.0%
*   Kulicke & Soffa Industries, Inc.                          185,318   1,964,371             0.1%
*   KVH Industries, Inc.                                       85,160     834,568             0.0%
#*  Lattice Semiconductor Corp.                               311,711   1,427,636             0.1%
    Leidos Holdings, Inc.                                       5,850     307,535             0.0%
#   Lexmark International, Inc. Class A                       177,850   5,778,346             0.2%
*   LGL Group, Inc. (The)                                       9,533      37,131             0.0%
*   Limelight Networks, Inc.                                  232,120     473,525             0.0%
*   Liquidity Services, Inc.                                   27,469     224,971             0.0%
*   Lumentum Holdings, Inc.                                       528       7,572             0.0%
#*  Magnachip Semiconductor Corp.                               3,368      17,817             0.0%
#   ManTech International Corp. Class A                        48,536   1,402,690             0.0%
    Marchex, Inc. Class B                                      93,738     404,948             0.0%
    Marvell Technology Group, Ltd.                            952,508   7,820,091             0.2%
#*  Mattson Technology, Inc.                                   34,221      80,077             0.0%
*   MaxLinear, Inc. Class A                                     4,091      53,183             0.0%
#*  Maxwell Technologies, Inc.                                  9,295      55,770             0.0%
    Mentor Graphics Corp.                                     210,657   5,729,870             0.2%
*   Mercury Systems, Inc.                                      95,070   1,631,401             0.1%
    Methode Electronics, Inc.                                 178,393   5,945,839             0.2%
*   Microsemi Corp.                                           102,783   3,701,216             0.1%
    MKS Instruments, Inc.                                     160,931   5,671,208             0.2%
    MOCON, Inc.                                                 1,300      17,823             0.0%
#*  ModusLink Global Solutions, Inc.                          183,601     530,607             0.0%
#*  Monster Worldwide, Inc.                                   286,881   1,798,744             0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Information Technology -- (Continued)
*   Multi-Fineline Electronix, Inc.                            33,675 $  625,681             0.0%
*   Nanometrics, Inc.                                          17,839    272,580             0.0%
*   NAPCO Security Technologies, Inc.                          41,796    281,705             0.0%
    NCI, Inc. Class A                                           1,000     15,540             0.0%
*   NCR Corp.                                                  10,754    286,056             0.0%
#*  NeoPhotonics Corp.                                          7,194     59,494             0.0%
*   NETGEAR, Inc.                                              62,448  2,585,347             0.1%
*   Newport Corp.                                             156,673  2,367,329             0.1%
#*  Novatel Wireless, Inc.                                     23,473     50,467             0.0%
    NVE Corp.                                                     502     29,764             0.0%
*   OmniVision Technologies, Inc.                             262,229  7,570,551             0.2%
*   ON Semiconductor Corp.                                    108,843  1,197,273             0.0%
    Optical Cable Corp.                                        59,643    186,683             0.0%
*   OSI Systems, Inc.                                          36,245  3,123,594             0.1%
*   PAR Technology Corp.                                       72,352    380,572             0.0%
    Park Electrochemical Corp.                                  4,655     76,063             0.0%
    PC Connection, Inc.                                       227,256  5,281,429             0.2%
    PC-Tel, Inc.                                               91,756    524,386             0.0%
*   PCM, Inc.                                                 111,274  1,031,510             0.0%
*   Perceptron, Inc.                                           77,411    615,417             0.0%
*   Perficient, Inc.                                           55,621    929,983             0.0%
    Pericom Semiconductor Corp.                               196,134  3,422,538             0.1%
*   Photronics, Inc.                                          235,286  2,256,393             0.1%
*   Planar Systems, Inc.                                       52,408    326,502             0.0%
    Plantronics, Inc.                                           6,128    328,583             0.0%
*   Plexus Corp.                                               34,419  1,191,586             0.0%
*   PMC-Sierra, Inc.                                          431,393  5,142,205             0.2%
*   Polycom, Inc.                                             258,552  3,562,847             0.1%
*   PRGX Global, Inc.                                           3,599     13,496             0.0%
*   Progress Software Corp.                                    30,285    735,320             0.0%
    QAD, Inc. Class B                                             465      9,872             0.0%
*   QLogic Corp.                                               96,889  1,201,424             0.0%
*   Qorvo, Inc.                                                16,690    733,192             0.0%
*   Qualstar Corp.                                             88,900    104,902             0.0%
*   Qumu Corp.                                                 14,970     39,072             0.0%
#*  Radisys Corp.                                             104,144    267,650             0.0%
#*  RealNetworks, Inc.                                        187,264    726,584             0.0%
    Reis, Inc.                                                 48,098  1,170,705             0.0%
*   RetailMeNot, Inc.                                           5,706     50,156             0.0%
#   RF Industries, Ltd.                                        21,697     97,853             0.0%
    Richardson Electronics, Ltd.                               36,132    216,792             0.0%
#*  Rofin-Sinar Technologies, Inc.                             31,006    897,934             0.0%
*   Rogers Corp.                                                8,016    372,904             0.0%
#*  Rovi Corp.                                                132,045  1,208,212             0.0%
*   Rudolph Technologies, Inc.                                145,735  1,863,951             0.1%
#*  Sanmina Corp.                                             275,108  5,686,482             0.2%
*   ScanSource, Inc.                                           52,775  1,821,265             0.1%
*   Seachange International, Inc.                             204,256  1,321,536             0.0%
*   ShoreTel, Inc.                                             37,239    351,536             0.0%
#*  Sigma Designs, Inc.                                       105,534    929,755             0.0%
#*  Silicon Laboratories, Inc.                                  7,237    361,633             0.0%
*   SMTC Corp.                                                 15,394     22,167             0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                               SHARES      VALUE+    OF NET ASSETS**
                                                              --------- ------------ ---------------
Information Technology -- (Continued)
*   Sonus Networks, Inc.                                          6,321 $     41,782             0.0%
*   StarTek, Inc.                                                84,732      305,035             0.0%
#*  SunPower Corp.                                              185,231    4,971,600             0.1%
#*  Super Micro Computer, Inc.                                   27,936      788,075             0.0%
#*  support.com, Inc.                                            67,358       78,135             0.0%
*   Sykes Enterprises, Inc.                                      91,639    2,657,531             0.1%
#   SYNNEX Corp.                                                181,005   16,008,082             0.4%
#*  Take-Two Interactive Software, Inc.                         129,643    4,304,148             0.1%
*   Tech Data Corp.                                             163,716   11,916,888             0.3%
*   TechTarget, Inc.                                                874        8,154             0.0%
*   TeleCommunication Systems, Inc. Class A                     176,504      721,901             0.0%
#*  Telenav, Inc.                                                 3,684       26,525             0.0%
#   Teradyne, Inc.                                               46,699      911,564             0.0%
    Tessco Technologies, Inc.                                    37,440      817,690             0.0%
    Tessera Technologies, Inc.                                  138,192    4,832,574             0.1%
    TheStreet, Inc.                                             173,890      250,402             0.0%
*   Tremor Video, Inc.                                            7,262       13,144             0.0%
*   TSR, Inc.                                                     1,733        7,452             0.0%
#*  TTM Technologies, Inc.                                      294,373    2,148,923             0.1%
*   Ultra Clean Holdings, Inc.                                   19,301       94,189             0.0%
#*  Ultratech, Inc.                                              61,953      968,325             0.0%
*   United Online, Inc.                                          71,086      830,284             0.0%
*   Universal Security Instruments, Inc.                            793        3,798             0.0%
#*  Veeco Instruments, Inc.                                      68,145    1,227,973             0.0%
#*  VeriFone Systems, Inc.                                       28,723      865,711             0.0%
#*  ViaSat, Inc.                                                  2,228      146,959             0.0%
#*  Viavi Solutions, Inc.                                         2,642       15,720             0.0%
*   Vicon Industries, Inc.                                       30,165       49,772             0.0%
#*  Virtusa Corp.                                               274,683   15,775,045             0.4%
#   Vishay Intertechnology, Inc.                                370,585    3,928,201             0.1%
*   Vishay Precision Group, Inc.                                 40,885      479,581             0.0%
#   Wayside Technology Group, Inc.                                  518        9,443             0.0%
*   Web.com Group, Inc.                                           4,664      109,464             0.0%
*   Westell Technologies, Inc. Class A                           17,597       23,756             0.0%
*   Xcerra Corp.                                                 59,877      415,546             0.0%
*   XO Group, Inc.                                               40,494      612,674             0.0%
#*  Zynga, Inc. Class A                                       1,789,983    4,242,260             0.1%
                                                                        ------------            ----
Total Information Technology                                             470,872,280            12.8%
                                                                        ------------            ----
Materials -- (6.5%)
    A Schulman, Inc.                                            174,907    6,277,412             0.2%
    Airgas, Inc.                                                139,912   13,453,938             0.4%
    Albemarle Corp.                                              97,516    5,219,056             0.1%
    Alcoa, Inc.                                                 252,582    2,255,557             0.1%
#   Allegheny Technologies, Inc.                                 20,036      294,529             0.0%
#*  AM Castle & Co.                                              75,243      179,831             0.0%
*   American Biltrite, Inc.                                          43       18,189             0.0%
#   American Vanguard Corp.                                      17,598      235,989             0.0%
    Ampco-Pittsburgh Corp.                                       28,164      326,421             0.0%
    AptarGroup, Inc.                                              4,780      351,617             0.0%
    Ashland, Inc.                                                86,923    9,537,192             0.3%
#   Axiall Corp.                                                127,503    2,581,936             0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Materials -- (Continued)
    Bemis Co., Inc.                                           222,539 $10,187,835             0.3%
*   Boise Cascade Co.                                          45,513   1,362,204             0.0%
    Cabot Corp.                                                68,149   2,449,275             0.1%
    Calgon Carbon Corp.                                        32,649     561,563             0.0%
#   Carpenter Technology Corp.                                 51,102   1,702,208             0.1%
#*  Century Aluminum Co.                                      267,037     966,674             0.0%
    Chase Corp.                                                18,375     816,034             0.0%
*   Chemtura Corp.                                            182,941   5,843,136             0.2%
*   Clearwater Paper Corp.                                      8,507     429,008             0.0%
#*  Coeur d'Alene Mines Corp.                                  28,642      77,333             0.0%
#   Commercial Metals Co.                                     404,659   5,814,950             0.2%
*   Core Molding Technologies, Inc.                            23,022     461,361             0.0%
    Cytec Industries, Inc.                                     65,166   4,849,654             0.1%
    Domtar Corp.                                              246,334  10,158,814             0.3%
#*  Ferro Corp.                                                83,666   1,044,988             0.0%
    Friedman Industries, Inc.                                  51,479     308,359             0.0%
#   FutureFuel Corp.                                           32,395     499,207             0.0%
    Globe Specialty Metals, Inc.                                1,236      15,598             0.0%
    Graphic Packaging Holding Co.                             611,140   8,653,742             0.2%
    Greif, Inc. Class A                                         2,548      83,523             0.0%
    Greif, Inc. Class B                                           725      27,912             0.0%
    Hawkins, Inc.                                                 300      12,432             0.0%
#   Haynes International, Inc.                                 22,666     894,174             0.0%
    HB Fuller Co.                                              89,911   3,415,719             0.1%
*   Headwaters, Inc.                                          190,585   3,916,522             0.1%
#*  Horsehead Holding Corp.                                   146,520     416,117             0.0%
    Huntsman Corp.                                            412,710   5,435,391             0.2%
    Innophos Holdings, Inc.                                    13,172     559,678             0.0%
    Innospec, Inc.                                             44,673   2,467,737             0.1%
#   Kaiser Aluminum Corp.                                      81,543   6,628,630             0.2%
#   KapStone Paper and Packaging Corp.                        378,704   8,236,812             0.2%
#   KMG Chemicals, Inc.                                        11,387     239,582             0.0%
*   Kraton Performance Polymers, Inc.                          10,922     222,700             0.0%
#*  Louisiana-Pacific Corp.                                   653,803  11,546,161             0.3%
#*  LSB Industries, Inc.                                       11,376     178,034             0.0%
#   Martin Marietta Materials, Inc.                            46,687   7,243,488             0.2%
    Materion Corp.                                             87,213   2,629,472             0.1%
    Mercer International, Inc.                                186,841   2,017,883             0.1%
    Minerals Technologies, Inc.                               106,056   6,250,941             0.2%
    Myers Industries, Inc.                                    163,529   2,552,688             0.1%
#   Neenah Paper, Inc.                                         46,921   3,162,945             0.1%
*   Northern Technologies International Corp.                  20,514     368,226             0.0%
    Olin Corp.                                                126,681   2,429,742             0.1%
#   Olympic Steel, Inc.                                        52,208     499,631             0.0%
#*  OMNOVA Solutions, Inc.                                     24,623     176,793             0.0%
    PH Glatfelter Co.                                         220,312   4,274,053             0.1%
#   PolyOne Corp.                                             133,580   4,466,915             0.1%
#   Quaker Chemical Corp.                                      38,327   3,042,397             0.1%
    Reliance Steel & Aluminum Co.                             211,937  12,707,743             0.3%
#*  Resolute Forest Products, Inc.                             22,556     168,493             0.0%
    Royal Gold, Inc.                                           46,199   2,210,160             0.1%
#   Schnitzer Steel Industries, Inc. Class A                   68,650   1,157,439             0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                               PERCENTAGE
                                                                       SHARES      VALUE+    OF NET ASSETS**
                                                                      --------- ------------ ---------------
Materials -- (Continued)
#           Schweitzer-Mauduit International, Inc.                       13,544 $    525,778             0.0%
            Sensient Technologies Corp.                                  63,001    4,112,075             0.1%
            Sonoco Products Co.                                         127,819    5,456,593             0.2%
            Steel Dynamics, Inc.                                        639,424   11,810,161             0.3%
            Stepan Co.                                                    1,474       78,019             0.0%
#*          Stillwater Mining Co.                                        44,238      413,183             0.0%
            SunCoke Energy, Inc.                                        161,918      803,113             0.0%
            Synalloy Corp.                                               27,564      240,358             0.0%
#           TimkenSteel Corp.                                             6,870       73,097             0.0%
#*          Trecora Resources                                            19,226      273,778             0.0%
            Tredegar Corp.                                              147,206    2,099,158             0.1%
#           Tronox, Ltd. Class A                                         23,392      145,264             0.0%
*           UFP Technologies, Inc.                                          600       14,706             0.0%
#           United States Lime & Minerals, Inc.                           4,293      209,713             0.0%
#           United States Steel Corp.                                   251,409    2,936,457             0.1%
#*          Universal Stainless & Alloy Products, Inc.                   35,887      312,217             0.0%
            Vulcan Materials Co.                                        125,383   12,109,490             0.3%
            Wausau Paper Corp.                                          158,672    1,620,041             0.0%
            Westlake Chemical Corp.                                     125,414    7,558,702             0.2%
            WestRock Co.                                                417,134   22,425,124             0.6%
#           Worthington Industries, Inc.                                159,664    4,901,685             0.1%
                                                                                ------------             ---
Total Materials                                                                  274,692,455             7.5%
                                                                                ------------             ---
Other -- (0.0%)
(degrees)*  Allen Organ Co. Escrow Shares                                   400           --             0.0%
(degrees)*  Gerber Scientific, Inc. Escrow Shares                       182,700           --             0.0%
(degrees)*  Petrocorp, Inc. Escrow Shares                                 4,900           --             0.0%
                                                                                ------------             ---
Total Other                                                                               --             0.0%
                                                                                ------------             ---
Telecommunication Services -- (0.9%)
*           Alaska Communications Systems Group, Inc.                    37,746       86,438             0.0%
#           Alteva, Inc.                                                  9,604       42,642             0.0%
#           Atlantic Tele-Network, Inc.                                   6,928      529,438             0.0%
#*          Boingo Wireless, Inc.                                        68,070      526,181             0.0%
#           Consolidated Communications Holdings, Inc.                   32,063      708,592             0.0%
#           Frontier Communications Corp.                             1,951,480   10,030,607             0.3%
*           General Communication, Inc. Class A                         157,174    3,200,848             0.1%
*           Hawaiian Telcom Holdco, Inc.                                  4,828      110,175             0.0%
#           IDT Corp. Class B                                            19,608      253,924             0.0%
#           Inteliquent, Inc.                                            83,474    1,729,581             0.1%
#*          Iridium Communications, Inc.                                145,080    1,191,107             0.1%
            Lumos Networks Corp.                                          3,587       46,488             0.0%
#*          ORBCOMM, Inc.                                               116,363      691,196             0.0%
*           Premiere Global Services, Inc.                               80,919    1,106,972             0.0%
            Shenandoah Telecommunications Co.                            93,070    4,354,745             0.1%
            Spok Holdings, Inc.                                          43,053      776,246             0.0%
#*          Straight Path Communications, Inc. Class B                    9,804      303,924             0.0%
            Telephone & Data Systems, Inc.                              274,975    7,875,284             0.2%
*           United States Cellular Corp.                                 53,278    2,170,546             0.1%
#*          Vonage Holdings Corp.                                        39,758      241,331             0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                         SHARES       VALUE+     OF NET ASSETS**
                                                                       ---------- -------------- ---------------
Telecommunication Services -- (Continued)
#            Windstream Holdings, Inc.                                    154,043 $    1,002,820             0.0%
                                                                                  --------------           -----
Total Telecommunication Services                                                      36,979,085             1.0%
                                                                                  --------------           -----
Utilities -- (0.7%)
*            Calpine Corp.                                                424,085      6,577,558             0.2%
#            Consolidated Water Co., Ltd.                                  22,021        243,772             0.0%
*            Dynegy, Inc.                                                   4,423         85,939             0.0%
             Genie Energy, Ltd. Class B                                    50,461        572,228             0.0%
             NRG Energy, Inc.                                             383,058      4,937,618             0.1%
#            Ormat Technologies, Inc.                                      37,652      1,420,233             0.1%
             UGI Corp.                                                    395,697     14,510,209             0.4%
                                                                                  --------------           -----
Total Utilities                                                                       28,347,557             0.8%
                                                                                  --------------           -----
TOTAL COMMON STOCKS                                                                3,643,473,474            99.3%
                                                                                  --------------           -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Furiex Pharmaceuticals Contingent Value Rights                 8,033         78,482             0.0%
(degrees)*   Leap Wireless International, Inc. Contingent Value Rights    106,992        202,215             0.0%
(degrees)#*  Magnum Hunter Resources Corp. Warrants 04/15/16                3,960             --             0.0%
                                                                                  --------------           -----
TOTAL RIGHTS/WARRANTS                                                                    280,697             0.0%
                                                                                  --------------           -----
TOTAL INVESTMENT SECURITIES                                                        3,643,754,171
                                                                                  --------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
             State Street Institutional Liquid Reserves, 0.140%        39,162,133     39,162,133             1.1%
                                                                                  --------------           -----
SECURITIES LENDING COLLATERAL -- (12.5%)
(S)@         DFA Short Term Investment Fund                            45,352,241    524,725,426            14.2%
                                                                                  --------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $2,815,215,720)                               $4,207,641,730           114.6%
                                                                                  ==============           =====

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ---------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                --------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary       $   524,507,972           --   --    $  524,507,972
   Consumer Staples                 130,021,752           --   --       130,021,752
   Energy                           200,559,070           --   --       200,559,070
   Financials                     1,078,096,487 $     56,221   --     1,078,152,708
   Health Care                      232,056,081       19,659   --       232,075,740
   Industrials                      667,264,855           --   --       667,264,855
   Information Technology           470,872,280           --   --       470,872,280
   Materials                        274,692,455           --   --       274,692,455
   Other                                     --           --   --                --
   Telecommunication Services        36,979,085           --   --        36,979,085
   Utilities                         28,347,557           --   --        28,347,557
Rights/Warrants                              --      280,697   --           280,697
Temporary Cash Investments           39,162,133           --   --        39,162,133
Securities Lending Collateral                --  524,725,426   --       524,725,426
                                --------------- ------------   --    --------------
TOTAL                           $3,682,559,727  $525,082,003   --    $4,207,641,730
                                =============== ============   ==    ==============

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
COMMON STOCKS -- (81.3%)
Consumer Discretionary -- (13.3%)
*   1-800-Flowers.com, Inc. Class A                            68,093 $  676,163             0.0%
    A. H. Belo Corp. Class A                                   46,600    252,106             0.0%
    Aaron's, Inc.                                             136,912  3,377,619             0.2%
#   Abercrombie & Fitch Co. Class A                            73,442  1,556,236             0.1%
    AMC Entertainment Holdings, Inc. Class A                   14,309    391,637             0.0%
    AMCON Distributing Co.                                        300     25,200             0.0%
#*  America's Car-Mart, Inc.                                   25,524    873,942             0.0%
*   American Axle & Manufacturing Holdings, Inc.              117,566  2,605,263             0.1%
#   American Eagle Outfitters, Inc.                           355,227  5,427,869             0.3%
*   American Public Education, Inc.                            19,720    428,516             0.0%
*   Apollo Education Group, Inc.                              125,568    911,624             0.0%
#   Arctic Cat, Inc.                                           28,530    586,006             0.0%
    Ark Restaurants Corp.                                       4,323    102,282             0.0%
#*  Asbury Automotive Group, Inc.                              46,541  3,686,047             0.2%
*   Ascena Retail Group, Inc.                                 304,895  4,061,201             0.2%
#*  Ascent Capital Group, Inc. Class A                         13,126    285,884             0.0%
*   Ballantyne Strong, Inc.                                    19,505     85,237             0.0%
*   Barnes & Noble Education, Inc.                             73,416  1,082,886             0.1%
    Barnes & Noble, Inc.                                      127,985  1,662,525             0.1%
    Bassett Furniture Industries, Inc.                         26,661    852,086             0.0%
    Beasley Broadcast Group, Inc. Class A                      15,564     65,836             0.0%
#*  Beazer Homes USA, Inc.                                     25,896    368,759             0.0%
#   bebe stores, Inc.                                          55,697     61,824             0.0%
*   Belmond, Ltd. Class A                                     153,030  1,643,542             0.1%
    Big 5 Sporting Goods Corp.                                 31,001    283,659             0.0%
#   Big Lots, Inc.                                             87,036  4,012,360             0.2%
*   Biglari Holdings, Inc.                                         14      5,378             0.0%
#*  BJ's Restaurants, Inc.                                     43,479  1,866,553             0.1%
    Bloomin' Brands, Inc.                                      50,578    858,309             0.0%
#*  Blue Nile, Inc.                                            17,761    605,650             0.0%
    Bob Evans Farms, Inc.                                      44,644  1,931,746             0.1%
#   Bon-Ton Stores, Inc. (The)                                 18,489     58,240             0.0%
*   Books-A-Million, Inc.                                      11,787     37,365             0.0%
    Bowl America, Inc. Class A                                  1,400     20,930             0.0%
*   Boyd Gaming Corp.                                          69,502  1,389,345             0.1%
*   Bravo Brio Restaurant Group, Inc.                          24,905    292,385             0.0%
*   Bridgepoint Education, Inc.                                36,941    286,293             0.0%
*   Bright Horizons Family Solutions, Inc.                     14,860    951,337             0.1%
#   Brinker International, Inc.                                59,216  2,694,920             0.1%
#   Buckle, Inc. (The)                                         31,524  1,117,211             0.1%
#*  Buffalo Wild Wings, Inc.                                   19,661  3,033,102             0.1%
*   Build-A-Bear Workshop, Inc.                                39,037    607,416             0.0%
#*  Cabela's, Inc.                                             22,425    878,387             0.0%
#*  Caesars Entertainment Corp.                                 3,527     28,392             0.0%
#*  CalAtlantic Group, Inc.                                   117,649  4,481,250             0.2%
    Caleres, Inc.                                              81,772  2,498,952             0.1%
    Callaway Golf Co.                                         182,682  1,817,686             0.1%
*   Cambium Learning Group, Inc.                               18,289     87,970             0.0%
    Canterbury Park Holding Corp.                               6,569     67,464             0.0%
#   Capella Education Co.                                      18,731    845,705             0.0%
#*  Career Education Corp.                                     23,818     85,983             0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Consumer Discretionary -- (Continued)
*   Carmike Cinemas, Inc.                                      48,064 $1,230,919             0.1%
#   Carriage Services, Inc.                                    46,003    989,525             0.1%
*   Carrols Restaurant Group, Inc.                             65,150    766,164             0.0%
    Cato Corp. (The) Class A                                   42,510  1,605,178             0.1%
*   Cavco Industries, Inc.                                     15,402  1,518,637             0.1%
*   Century Casinos, Inc.                                         773      5,256             0.0%
*   Century Communities, Inc.                                     793     15,130             0.0%
*   Charles & Colvard, Ltd.                                    19,124     26,009             0.0%
#   Cheesecake Factory, Inc. (The)                             62,563  3,015,537             0.1%
#*  Cherokee, Inc.                                             16,547    300,328             0.0%
    Chico's FAS, Inc.                                         240,576  3,324,760             0.2%
#   Children's Place, Inc. (The)                               43,297  2,323,750             0.1%
#   Choice Hotels International, Inc.                          39,543  2,068,494             0.1%
    Churchill Downs, Inc.                                      21,618  3,174,171             0.2%
#*  Chuy's Holdings, Inc.                                      23,718    645,367             0.0%
*   Cinedigm Corp. Class A                                     62,670     33,378             0.0%
    Citi Trends, Inc.                                          29,034    771,433             0.0%
    ClubCorp Holdings, Inc.                                    24,317    497,039             0.0%
    Collectors Universe, Inc.                                  20,036    346,422             0.0%
    Columbia Sportswear Co.                                    42,155  2,312,202             0.1%
#*  Conn's, Inc.                                               71,920  1,364,322             0.1%
#   Cooper Tire & Rubber Co.                                  100,711  4,208,713             0.2%
#*  Cooper-Standard Holding, Inc.                               2,196    142,828             0.0%
#   Core-Mark Holding Co., Inc.                                57,794  4,698,074             0.2%
#   Cracker Barrel Old Country Store, Inc.                     24,607  3,382,478             0.2%
#*  Crocs, Inc.                                                68,100    735,480             0.0%
#*  Crown Media Holdings, Inc. Class A                         55,635    322,127             0.0%
    CSS Industries, Inc.                                       17,516    478,187             0.0%
    CST Brands, Inc.                                           65,766  2,362,972             0.1%
    Culp, Inc.                                                 35,956  1,079,040             0.1%
*   Cumulus Media, Inc. Class A                                32,414     14,881             0.0%
#   Dana Holding Corp.                                            100      1,680             0.0%
#*  Deckers Outdoor Corp.                                      34,685  1,930,567             0.1%
#*  Del Frisco's Restaurant Group, Inc.                        33,808    455,394             0.0%
*   Delta Apparel, Inc.                                         4,288     70,452             0.0%
*   Denny's Corp.                                              28,387    311,122             0.0%
#   Destination Maternity Corp.                                27,450    190,228             0.0%
#*  Destination XL Group, Inc.                                114,725    669,994             0.0%
#   DeVry Education Group, Inc.                                80,098  1,887,109             0.1%
#   Dillard's, Inc. Class A                                       273     24,428             0.0%
    DineEquity, Inc.                                           28,948  2,415,711             0.1%
#*  Dixie Group, Inc. (The)                                    17,430    114,515             0.0%
#   Domino's Pizza, Inc.                                       20,546  2,191,642             0.1%
#*  Dorman Products, Inc.                                      58,084  2,711,361             0.1%
    Dover Motorsports, Inc.                                    26,237     59,033             0.0%
#*  DreamWorks Animation SKG, Inc. Class A                     41,851    847,064             0.0%
    Drew Industries, Inc.                                      44,007  2,632,939             0.1%
#   DSW, Inc. Class A                                          69,646  1,736,971             0.1%
    Educational Development Corp.                                 442      5,348             0.0%
*   Eldorado Resorts, Inc.                                     11,503    113,880             0.0%
*   Emerson Radio Corp.                                        37,654     47,067             0.0%
*   Entercom Communications Corp. Class A                      35,561    392,593             0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Entravision Communications Corp. Class A                  108,059 $  946,597             0.0%
    Escalade, Inc.                                             10,576    156,842             0.0%
    Ethan Allen Interiors, Inc.                                50,350  1,370,023             0.1%
#*  EVINE Live, Inc.                                           40,562    104,650             0.0%
#   EW Scripps Co. (The) Class A                              155,344  3,426,889             0.2%
#*  Express, Inc.                                             129,876  2,506,607             0.1%
#*  Famous Dave's Of America, Inc.                             19,657    226,252             0.0%
#*  Federal-Mogul Holdings Corp.                               23,530    182,357             0.0%
*   Fiesta Restaurant Group, Inc.                              47,558  1,681,651             0.1%
    Finish Line, Inc. (The) Class A                            96,347  1,794,945             0.1%
#*  Five Below, Inc.                                           14,081    483,542             0.0%
    Flanigan's Enterprises, Inc.                                1,877     49,271             0.0%
    Flexsteel Industries, Inc.                                  7,710    335,308             0.0%
#*  Fox Factory Holding Corp.                                  11,916    211,509             0.0%
*   Francesca's Holdings Corp.                                 76,834  1,091,811             0.1%
#   Fred's, Inc. Class A                                       81,823  1,131,612             0.1%
#*  FTD Cos., Inc.                                             44,580  1,262,506             0.1%
#*  Fuel Systems Solutions, Inc.                               19,234    119,635             0.0%
#*  G-III Apparel Group, Ltd.                                  82,878  4,565,749             0.2%
#*  Gaiam, Inc. Class A                                        19,111    130,910             0.0%
*   Gaming Partners International Corp.                        15,986    148,350             0.0%
    Gannett Co., Inc.                                           6,587    104,206             0.0%
#*  Genesco, Inc.                                              36,744  2,302,012             0.1%
*   Gentherm, Inc.                                             72,886  3,583,076             0.2%
#*  Gordmans Stores, Inc.                                       9,387     29,006             0.0%
#*  Grand Canyon Education, Inc.                               62,035  2,578,175             0.1%
*   Gray Television, Inc.                                     134,064  2,130,277             0.1%
*   Gray Television, Inc. Class A                                 912     13,060             0.0%
*   Green Brick Partners, Inc.                                  4,948     52,201             0.0%
#   Group 1 Automotive, Inc.                                   40,048  3,482,174             0.2%
#   Guess?, Inc.                                              100,556  2,116,704             0.1%
    Harte-Hanks, Inc.                                          92,610    393,592             0.0%
    Haverty Furniture Cos., Inc.                               44,570  1,043,384             0.1%
    Haverty Furniture Cos., Inc. Class A                          457     10,516             0.0%
*   Helen of Troy, Ltd.                                        45,519  4,515,940             0.2%
#*  hhgregg, Inc.                                              27,843    150,352             0.0%
#*  Hibbett Sports, Inc.                                       24,729    844,743             0.0%
    Hooker Furniture Corp.                                     16,492    409,331             0.0%
*   Horizon Global Corp.                                       25,795    226,738             0.0%
*   Houghton Mifflin Harcourt Co.                              54,010  1,058,056             0.1%
    HSN, Inc.                                                   3,000    185,550             0.0%
#*  Iconix Brand Group, Inc.                                   95,660  1,465,511             0.1%
#*  Installed Building Products, Inc.                           9,858    218,355             0.0%
    International Speedway Corp. Class A                       42,546  1,475,921             0.1%
#   Interval Leisure Group, Inc.                               66,869  1,180,238             0.1%
*   Intrawest Resorts Holdings, Inc.                            2,044     18,314             0.0%
#*  iRobot Corp.                                               22,972    689,390             0.0%
*   Isle of Capri Casinos, Inc.                                36,409    696,504             0.0%
    Jack in the Box, Inc.                                      42,100  3,137,713             0.1%
#*  JAKKS Pacific, Inc.                                        14,297    113,232             0.0%
#*  Jamba, Inc.                                                32,557    431,380             0.0%
#*  JC Penney Co., Inc.                                        95,403    874,846             0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Consumer Discretionary -- (Continued)
    John Wiley & Sons, Inc. Class A                             8,852 $  463,225             0.0%
    Johnson Outdoors, Inc. Class A                             16,903    362,231             0.0%
    Journal Media Group, Inc.                                  45,837    561,045             0.0%
*   K12, Inc.                                                  43,512    422,502             0.0%
#*  Kate Spade & Co.                                           58,753  1,055,791             0.1%
#   KB Home                                                    96,431  1,263,246             0.1%
    Kirkland's, Inc.                                           46,173  1,061,517             0.1%
#*  Kona Grill, Inc.                                           18,155    249,631             0.0%
*   Koss Corp.                                                    735      1,845             0.0%
#*  Krispy Kreme Doughnuts, Inc.                              137,728  1,885,496             0.1%
*   La Quinta Holdings, Inc.                                   11,414    172,922             0.0%
    La-Z-Boy, Inc.                                            116,492  3,325,847             0.2%
#*  Lakeland Industries, Inc.                                   6,559     81,004             0.0%
    Libbey, Inc.                                               47,888  1,610,952             0.1%
#   Liberty Tax, Inc.                                           4,780    110,370             0.0%
*   Liberty TripAdvisor Holdings, Inc. Class A                 13,568    423,186             0.0%
*   Liberty Ventures Series A                                  14,926    650,326             0.0%
#   Lifetime Brands, Inc.                                      27,425    421,522             0.0%
#   Lithia Motors, Inc. Class A                                51,735  6,073,172             0.3%
*   Live Nation Entertainment, Inc.                           101,740  2,775,467             0.1%
*   Loral Space & Communications, Inc.                         10,910    487,786             0.0%
*   Luby's, Inc.                                               56,361    262,642             0.0%
#*  Lumber Liquidators Holdings, Inc.                          15,898    219,710             0.0%
*   M/I Homes, Inc.                                            52,243  1,198,977             0.1%
*   Malibu Boats, Inc. Class A                                  2,075     29,486             0.0%
    Marcus Corp. (The)                                         41,404    856,649             0.0%
    Marine Products Corp.                                      58,687    414,917             0.0%
*   MarineMax, Inc.                                            56,073    885,953             0.0%
    Marriott Vacations Worldwide Corp.                         55,149  3,551,596             0.2%
*   Martha Stewart Living Omnimedia, Inc. Class A              48,330    291,913             0.0%
*   McClatchy Co. (The) Class A                                26,354     36,632             0.0%
#   MDC Holdings, Inc.                                         82,148  2,135,027             0.1%
#*  Media General, Inc.                                        64,715    961,665             0.1%
#   Men's Wearhouse, Inc. (The)                                74,108  2,962,838             0.1%
    Meredith Corp.                                             58,099  2,731,815             0.1%
*   Meritage Homes Corp.                                       68,246  2,406,354             0.1%
*   Modine Manufacturing Co.                                   70,828    592,830             0.0%
*   Monarch Casino & Resort, Inc.                              36,281    796,005             0.0%
#   Monro Muffler Brake, Inc.                                  32,229  2,390,425             0.1%
*   Morgans Hotel Group Co.                                     4,610     16,550             0.0%
#*  Motorcar Parts of America, Inc.                            35,501  1,194,964             0.1%
    Movado Group, Inc.                                         45,116  1,161,286             0.1%
*   MSG Networks, Inc. Class A                                  6,900    141,588             0.0%
*   Murphy USA, Inc.                                           45,279  2,778,772             0.1%
    NACCO Industries, Inc. Class A                             14,400    645,552             0.0%
    Nathan's Famous, Inc.                                      14,980    596,803             0.0%
    National CineMedia, Inc.                                  109,046  1,548,453             0.1%
*   Nautilus, Inc.                                             79,994  1,363,098             0.1%
*   New York & Co., Inc.                                       57,478    150,592             0.0%
#   New York Times Co. (The) Class A                          215,058  2,855,970             0.1%
    Nexstar Broadcasting Group, Inc. Class A                   38,798  2,065,218             0.1%
*   Nobility Homes, Inc.                                        2,012     22,645             0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Consumer Discretionary -- (Continued)
#   Nutrisystem, Inc.                                          53,592 $1,239,583             0.1%
*   Office Depot, Inc.                                        836,472  6,373,917             0.3%
#   Outerwall, Inc.                                            10,200    612,000             0.0%
*   Overstock.com, Inc.                                        23,562    368,981             0.0%
    Oxford Industries, Inc.                                    25,607  1,864,702             0.1%
#*  Pacific Sunwear of California, Inc.                        52,595     14,085             0.0%
#   Papa John's International, Inc.                            45,840  3,216,593             0.2%
#*  Papa Murphy's Holdings, Inc.                                3,866     53,389             0.0%
#*  Penn National Gaming, Inc.                                 63,987  1,142,808             0.1%
    Penske Automotive Group, Inc.                              41,933  2,048,008             0.1%
*   Pep Boys-Manny, Moe & Jack (The)                           72,926  1,096,807             0.1%
*   Perfumania Holdings, Inc.                                   8,879     33,119             0.0%
*   Perry Ellis International, Inc.                            38,211    820,390             0.0%
#   PetMed Express, Inc.                                       50,778    854,086             0.0%
#   Pier 1 Imports, Inc.                                       91,827    681,356             0.0%
*   Pinnacle Entertainment, Inc.                               72,817  2,549,323             0.1%
    Pool Corp.                                                 41,444  3,379,344             0.2%
*   Popeyes Louisiana Kitchen, Inc.                            45,337  2,558,820             0.1%
*   RCI Hospitality Holdings, Inc.                             19,708    195,898             0.0%
*   Reading International, Inc. Class A                         8,068    125,054             0.0%
#*  Reading International, Inc. Class B                         2,340     35,755             0.0%
*   Red Lion Hotels Corp.                                      20,361    166,757             0.0%
*   Red Robin Gourmet Burgers, Inc.                            31,187  2,335,594             0.1%
#   Regal Entertainment Group Class A                          63,018  1,221,289             0.1%
*   Regis Corp.                                                77,811  1,285,438             0.1%
#   Rent-A-Center, Inc.                                        68,756  1,264,423             0.1%
#*  Rentrak Corp.                                               9,956    549,372             0.0%
    Rocky Brands, Inc.                                         18,020    229,755             0.0%
#*  Ruby Tuesday, Inc.                                         91,918    480,731             0.0%
    Ruth's Hospitality Group, Inc.                             87,901  1,363,345             0.1%
    Saga Communications, Inc. Class A                          15,886    683,416             0.0%
    Salem Media Group, Inc.                                     8,426     53,000             0.0%
#   Scholastic Corp.                                           34,145  1,395,506             0.1%
#*  Scientific Games Corp. Class A                             67,245    745,747             0.0%
*   Sears Hometown and Outlet Stores, Inc.                        720      5,789             0.0%
#   SeaWorld Entertainment, Inc.                               73,172  1,458,318             0.1%
*   Select Comfort Corp.                                       89,608  1,899,690             0.1%
*   Shiloh Industries, Inc.                                    36,858    277,909             0.0%
    Shoe Carnival, Inc.                                        48,652  1,093,210             0.1%
#*  Shutterfly, Inc.                                           68,596  2,861,139             0.1%
#   Sinclair Broadcast Group, Inc. Class A                     60,450  1,814,104             0.1%
*   Sizmek, Inc.                                               49,530    293,713             0.0%
*   Skechers U.S.A., Inc. Class A                              70,830  2,209,896             0.1%
#*  Skullcandy, Inc.                                           42,226    236,466             0.0%
*   Skyline Corp.                                              11,206     39,221             0.0%
    Sonic Automotive, Inc. Class A                             60,497  1,508,795             0.1%
#   Sonic Corp.                                               128,846  3,677,265             0.2%
#   Sotheby's                                                  89,931  3,116,109             0.1%
*   Spanish Broadcasting System, Inc. Class A                   4,462     25,478             0.0%
#   Spartan Motors, Inc.                                       46,638    192,615             0.0%
    Speedway Motorsports, Inc.                                 46,760    863,657             0.0%
*   Sportsman's Warehouse Holdings, Inc.                       14,060    151,286             0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                              SHARES     VALUE+    OF NET ASSETS**
                                                              ------- ------------ ---------------
Consumer Discretionary -- (Continued)
#   Stage Stores, Inc.                                         44,773 $    435,641             0.0%
    Standard Motor Products, Inc.                              57,284    2,534,817             0.1%
*   Stanley Furniture Co., Inc.                                 8,005       22,494             0.0%
*   Starz Class A                                              77,501    2,597,059             0.1%
    Stein Mart, Inc.                                           89,200      790,312             0.0%
*   Steiner Leisure, Ltd.                                      15,636      990,697             0.1%
#*  Steven Madden, Ltd.                                        97,415    3,394,913             0.2%
*   Stoneridge, Inc.                                           69,986      888,122             0.0%
#   Strattec Security Corp.                                     5,703      341,153             0.0%
*   Strayer Education, Inc.                                    16,748      886,304             0.0%
    Sturm Ruger & Co., Inc.                                    31,391    1,787,404             0.1%
    Superior Industries International, Inc.                    45,688      899,140             0.0%
    Superior Uniform Group, Inc.                               18,072      307,947             0.0%
    Sypris Solutions, Inc.                                     25,625       19,219             0.0%
*   Systemax, Inc.                                             67,321      624,066             0.0%
*   Tandy Leather Factory, Inc.                                22,365      169,750             0.0%
*   Taylor Morrison Home Corp. Class A                          5,145       94,822             0.0%
*   Tempur-Pedic International, Inc.                           16,600    1,292,144             0.1%
#*  Tenneco, Inc.                                              41,414    2,343,618             0.1%
#   Texas Roadhouse, Inc.                                      78,827    2,707,707             0.1%
    Thor Industries, Inc.                                      65,427    3,538,292             0.2%
#*  Tile Shop Holdings, Inc.                                    4,897       71,055             0.0%
#   Time, Inc.                                                 56,717    1,053,802             0.1%
*   TopBuild Corp.                                              1,521       42,786             0.0%
*   Tower International, Inc.                                  39,117    1,074,544             0.1%
#*  Town Sports International Holdings, Inc.                   30,088       87,556             0.0%
*   Trans World Entertainment Corp.                            15,000       57,000             0.0%
#*  TRI Pointe Group, Inc.                                    138,545    1,798,314             0.1%
#*  Tuesday Morning Corp.                                      62,219      336,605             0.0%
#*  Tumi Holdings, Inc.                                        59,685      956,751             0.1%
*   Turtle Beach Corp.                                          3,000        7,050             0.0%
*   Unifi, Inc.                                                37,068    1,133,910             0.1%
*   Universal Electronics, Inc.                                27,988    1,331,389             0.1%
    Universal Technical Institute, Inc.                         6,500       27,625             0.0%
*   US Auto Parts Network, Inc.                                21,016       43,083             0.0%
    Vail Resorts, Inc.                                         41,800    4,772,306             0.2%
*   Vera Bradley, Inc.                                          8,896      111,289             0.0%
*   Vista Outdoor, Inc.                                        30,061    1,344,328             0.1%
#*  Vitamin Shoppe, Inc.                                       44,570    1,278,713             0.1%
#*  VOXX International Corp.                                   37,227      192,091             0.0%
#*  WCI Communities, Inc.                                       5,379      128,504             0.0%
#   Wendy's Co. (The)                                         299,439    2,742,861             0.1%
*   West Marine, Inc.                                          48,991      498,728             0.0%
    Weyco Group, Inc.                                          10,727      304,540             0.0%
#*  William Lyon Homes Class A                                 13,545      289,050             0.0%
    Winmark Corp.                                               8,419      848,214             0.0%
#   Winnebago Industries, Inc.                                 48,808    1,024,480             0.1%
#   Wolverine World Wide, Inc.                                132,641    2,463,143             0.1%
*   Zagg, Inc.                                                 44,848      380,311             0.0%
#*  Zumiez, Inc.                                               33,787      590,597             0.0%
                                                                      ------------            ----
Total Consumer Discretionary                                           357,084,995            16.3%
                                                                      ------------            ----

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Consumer Staples -- (3.4%)
#   Alico, Inc.                                                 7,814 $  333,580             0.0%
*   Alliance One International, Inc.                            2,655     46,728             0.0%
    Andersons, Inc. (The)                                      31,970  1,131,738             0.1%
#   B&G Foods, Inc.                                            65,317  2,370,354             0.1%
#*  Boston Beer Co., Inc. (The) Class A                         8,600  1,888,474             0.1%
#*  Boulder Brands, Inc.                                      133,867  1,186,062             0.1%
#*  Bridgford Foods Corp.                                       6,838     60,858             0.0%
#   Cal-Maine Foods, Inc.                                      51,528  2,754,687             0.1%
#   Calavo Growers, Inc.                                       28,073  1,443,233             0.1%
    Casey's General Stores, Inc.                               41,226  4,379,026             0.2%
*   CCA Industries, Inc.                                       12,833     48,637             0.0%
*   Central Garden & Pet Co.                                   27,336    434,916             0.0%
*   Central Garden & Pet Co. Class A                           76,906  1,298,173             0.1%
#*  Chefs' Warehouse, Inc. (The)                               23,038    349,026             0.0%
#   Coca-Cola Bottling Co. Consolidated                        12,876  2,719,540             0.1%
#*  Craft Brew Alliance, Inc.                                  43,879    336,113             0.0%
*   Darling Ingredients, Inc.                                 171,268  1,733,232             0.1%
#   Dean Foods Co.                                            174,725  3,164,270             0.2%
#*  Diamond Foods, Inc.                                        39,195  1,552,906             0.1%
*   Farmer Bros Co.                                            26,804    760,697             0.0%
    Fresh Del Monte Produce, Inc.                              91,010  4,152,786             0.2%
#   Golden Enterprises, Inc.                                    3,061     12,489             0.0%
#*  Hain Celestial Group, Inc. (The)                           17,332    864,000             0.0%
*   HRG Group, Inc.                                            44,406    597,261             0.0%
#   Ingles Markets, Inc. Class A                               31,886  1,592,387             0.1%
#   Inter Parfums, Inc.                                        63,168  1,744,700             0.1%
#*  Inventure Foods, Inc.                                       3,653     31,635             0.0%
#   J&J Snack Foods Corp.                                      25,204  3,094,799             0.1%
    John B. Sanfilippo & Son, Inc.                             18,497  1,197,126             0.1%
    Lancaster Colony Corp.                                     24,429  2,778,066             0.1%
*   Landec Corp.                                               62,762    771,973             0.0%
    Liberator Medical Holdings, Inc.                            8,393     20,311             0.0%
#*  Lifevantage Corp.                                           3,000     23,160             0.0%
*   Lifeway Foods, Inc.                                        28,187    319,922             0.0%
#   Limoneira Co.                                                 483      7,660             0.0%
*   Mannatech, Inc.                                               840     20,849             0.0%
#*  Medifast, Inc.                                             34,611    968,070             0.0%
#   MGP Ingredients, Inc.                                      41,536    719,819             0.0%
#*  National Beverage Corp.                                    81,150  3,054,486             0.1%
*   Natural Alternatives International, Inc.                   14,504     85,719             0.0%
#*  Natural Grocers by Vitamin Cottage, Inc.                    1,041     24,932             0.0%
#   Nature's Sunshine Products, Inc.                            2,185     25,892             0.0%
#   Nu Skin Enterprises, Inc. Class A                          12,563    480,032             0.0%
*   Nutraceutical International Corp.                          26,269    643,590             0.0%
    Oil-Dri Corp. of America                                   12,831    402,637             0.0%
*   Omega Protein Corp.                                        49,304    897,333             0.0%
#   Orchids Paper Products Co.                                 11,774    345,096             0.0%
#*  Post Holdings, Inc.                                        89,128  5,728,257             0.3%
#   Pricesmart, Inc.                                           28,537  2,453,611             0.1%
*   Primo Water Corp.                                           6,351     55,889             0.0%
*   Revlon, Inc. Class A                                       77,452  2,429,669             0.1%
    Rocky Mountain Chocolate Factory, Inc.                     12,033    133,085             0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Consumer Staples -- (Continued)
#   Sanderson Farms, Inc.                                      32,064 $ 2,228,769             0.1%
*   Seaboard Corp.                                                 99     333,432             0.0%
*   Seneca Foods Corp. Class A                                 20,571     600,262             0.0%
*   Seneca Foods Corp. Class B                                  1,443      45,548             0.0%
#   Snyder's-Lance, Inc.                                       90,179   3,204,962             0.2%
    SpartanNash Co.                                            76,960   2,147,184             0.1%
    Spectrum Brands Holdings, Inc.                              8,129     779,165             0.0%
#*  SUPERVALU, Inc.                                           246,982   1,622,672             0.1%
*   Tofutti Brands, Inc.                                        7,749      34,173             0.0%
#   Tootsie Roll Industries, Inc.                              34,996   1,110,773             0.1%
#*  TreeHouse Foods, Inc.                                      43,568   3,731,163             0.2%
#*  United Natural Foods, Inc.                                 11,925     601,616             0.0%
    United-Guardian, Inc.                                      13,162     247,840             0.0%
#   Universal Corp.                                            33,750   1,822,837             0.1%
#*  USANA Health Sciences, Inc.                                26,952   3,466,027             0.2%
#   Vector Group, Ltd.                                         58,356   1,415,133             0.1%
    Village Super Market, Inc. Class A                          9,854     246,941             0.0%
    WD-40 Co.                                                  17,475   1,670,260             0.1%
    Weis Markets, Inc.                                         31,449   1,293,812             0.1%
                                                                      -----------             ---
Total Consumer Staples                                                 90,272,060             4.1%
                                                                      -----------             ---
Energy -- (3.3%)
    Adams Resources & Energy, Inc.                              7,953     353,590             0.0%
#   Alon USA Energy, Inc.                                     123,958   2,076,297             0.1%
#*  Approach Resources, Inc.                                    1,300       3,068             0.0%
#   Atwood Oceanics, Inc.                                      37,919     627,560             0.0%
*   Barnwell Industries, Inc.                                   8,064      17,015             0.0%
#*  Basic Energy Services, Inc.                                59,128     219,365             0.0%
#*  Bill Barrett Corp.                                         26,982     131,402             0.0%
#*  Bonanza Creek Energy, Inc.                                146,178     831,753             0.1%
    Bristow Group, Inc.                                        41,552   1,443,101             0.1%
#*  C&J Energy Services, Ltd.                                  45,306     226,077             0.0%
#   California Resources Corp.                                172,821     698,197             0.0%
#*  Callon Petroleum Co.                                      157,437   1,366,553             0.1%
#   CARBO Ceramics, Inc.                                       18,738     328,290             0.0%
#*  Carrizo Oil & Gas, Inc.                                   108,518   4,083,532             0.2%
#*  Clayton Williams Energy, Inc.                              17,125   1,020,136             0.1%
#*  Clean Energy Fuels Corp.                                   67,036     378,753             0.0%
#*  Cloud Peak Energy, Inc.                                    13,800      40,986             0.0%
*   Contango Oil & Gas Co.                                      9,060      69,309             0.0%
*   Dawson Geophysical Co.                                     13,173      42,812             0.0%
    Delek US Holdings, Inc.                                    90,019   2,448,517             0.1%
    DHT Holdings, Inc.                                        104,453     821,001             0.1%
#   Diamond Offshore Drilling, Inc.                            27,686     550,398             0.0%
#*  Dorian LPG, Ltd.                                            1,533      18,059             0.0%
#*  Dril-Quip, Inc.                                            27,121   1,669,569             0.1%
#   Energy XXI, Ltd.                                           38,484      66,577             0.0%
*   ENGlobal Corp.                                             46,636      48,501             0.0%
    EnLink Midstream LLC                                       89,120   1,755,664             0.1%
*   Era Group, Inc.                                            18,681     259,853             0.0%
    Evolution Petroleum Corp.                                  16,274     112,291             0.0%
    Exterran Holdings, Inc.                                    91,424   1,987,558             0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Energy -- (Continued)
*   FieldPoint Petroleum Corp.                                 10,805 $   15,343             0.0%
*   Forum Energy Technologies, Inc.                            39,528    523,746             0.0%
#   GasLog, Ltd.                                               52,543    607,923             0.0%
#*  Geospace Technologies Corp.                                17,467    268,293             0.0%
    Green Plains, Inc.                                         69,992  1,435,536             0.1%
    Gulf Island Fabrication, Inc.                               6,793     68,677             0.0%
#   Gulfmark Offshore, Inc. Class A                             3,170     19,781             0.0%
*   Gulfport Energy Corp.                                      12,319    375,360             0.0%
#   Hallador Energy Co.                                         2,560     15,590             0.0%
#*  Harvest Natural Resources, Inc.                            29,348     29,055             0.0%
#*  Helix Energy Solutions Group, Inc.                        124,298    718,443             0.0%
#*  HKN, Inc.                                                     853     23,884             0.0%
*   Hornbeck Offshore Services, Inc.                           52,408    708,032             0.0%
#*  ION Geophysical Corp.                                      23,126      8,557             0.0%
#*  Key Energy Services, Inc.                                 104,112     54,700             0.0%
*   Kosmos Energy, Ltd.                                        32,263    220,034             0.0%
#*  Laredo Petroleum Holdings, Inc.                            46,321    531,765             0.0%
#   LinnCo LLC                                                 75,204    174,473             0.0%
#*  Matador Resources Co.                                     148,327  3,813,487             0.2%
#*  Matrix Service Co.                                         65,962  1,497,337             0.1%
*   Mitcham Industries, Inc.                                    7,721     34,281             0.0%
*   Natural Gas Services Group, Inc.                           27,719    624,232             0.0%
#*  Newpark Resources, Inc.                                   152,274    861,871             0.1%
#   Noble Corp. P.L.C.                                        178,562  2,405,230             0.1%
    Noble Energy, Inc.                                          5,741    205,757             0.0%
#*  Nordic American Offshore, Ltd.                                113        681             0.0%
#*  Northern Oil and Gas, Inc.                                 46,277    233,236             0.0%
*   Oil States International, Inc.                             33,978  1,019,680             0.1%
*   Overseas Shipholding Group, Inc. Class B                   31,716    111,006             0.0%
#*  Pacific Ethanol, Inc.                                      20,119    120,915             0.0%
#   Panhandle Oil and Gas, Inc. Class A                        29,766    547,099             0.0%
#*  Par Pacific Holdings, Inc.                                  3,860     88,008             0.0%
#*  Parker Drilling Co.                                       156,648    448,013             0.0%
#*  Parsley Energy, Inc. Class A                              102,054  1,809,417             0.1%
#   Patterson-UTI Energy, Inc.                                181,424  2,701,403             0.1%
#   PBF Energy, Inc. Class A                                  149,766  5,092,044             0.2%
#*  PDC Energy, Inc.                                          108,505  6,547,192             0.3%
#*  Penn Virginia Corp.                                        58,520     36,218             0.0%
#*  PetroQuest Energy, Inc.                                    30,350     33,992             0.0%
*   PHI, Inc.(69336T106)                                          200      3,598             0.0%
*   PHI, Inc.(69336T205)                                       25,617    487,748             0.0%
*   Pioneer Energy Services Corp.                             101,588    234,668             0.0%
#*  Renewable Energy Group, Inc.                               63,868    503,919             0.0%
#*  REX American Resources Corp.                               18,425  1,011,717             0.1%
#*  Rex Energy Corp.                                           73,255    165,556             0.0%
#*  Rice Energy, Inc.                                          39,776    606,982             0.0%
#*  RigNet, Inc.                                               12,911    387,330             0.0%
*   Ring Energy, Inc.                                           4,991     51,857             0.0%
    Rowan Cos. P.L.C. Class A                                 109,119  2,147,462             0.1%
#   RPC, Inc.                                                  43,285    477,434             0.0%
#*  RSP Permian, Inc.                                          50,751  1,391,592             0.1%
    Scorpio Tankers, Inc.                                     260,586  2,376,544             0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                            PERCENTAGE
                                                                      SHARES    VALUE+    OF NET ASSETS**
                                                                      ------- ----------- ---------------
Energy -- (Continued)
#*          SEACOR Holdings, Inc.                                      24,910 $ 1,455,242             0.1%
            SemGroup Corp. Class A                                     47,241   2,151,828             0.1%
#           Ship Finance International, Ltd.                           79,086   1,351,580             0.1%
#           SM Energy Co.                                              51,715   1,724,695             0.1%
#*          Stone Energy Corp.                                         93,103     520,446             0.0%
#           Superior Energy Services, Inc.                             76,952   1,089,640             0.1%
#*          Synergy Resources Corp.                                   181,401   2,029,877             0.1%
            Teekay Corp.                                               16,960     544,925             0.0%
            Teekay Tankers, Ltd. Class A                               37,754     288,441             0.0%
#           Tesco Corp.                                                40,956     327,648             0.0%
*           TETRA Technologies, Inc.                                  115,169     776,239             0.1%
#           Tidewater, Inc.                                            22,203     274,207             0.0%
#*          Triangle Petroleum Corp.                                   12,777      15,332             0.0%
#*          Unit Corp.                                                 31,929     402,625             0.0%
            US Silica Holdings, Inc.                                    7,707     139,188             0.0%
#*          Vaalco Energy, Inc.                                         5,936      10,922             0.0%
#           W&T Offshore, Inc.                                         34,763     113,327             0.0%
            Western Refining, Inc.                                    149,332   6,215,198             0.3%
#*          Westmoreland Coal Co.                                       3,351      23,993             0.0%
#*          Willbros Group, Inc.                                        8,200      16,400             0.0%
            World Fuel Services Corp.                                  10,400     462,384             0.0%
#*          WPX Energy, Inc.                                          216,130   1,482,652             0.1%
                                                                              -----------             ---
Total Energy                                                                   88,989,271             4.1%
                                                                              -----------             ---
Financials -- (18.4%)
*           1st Constitution Bancorp                                      162       1,959             0.0%
            1st Source Corp.                                           55,678   1,768,333             0.1%
#           Access National Corp.                                       6,930     143,382             0.0%
            Alexander & Baldwin, Inc.                                  81,053   3,058,940             0.1%
(degrees)*  Alliance Bancorp, Inc. of Pennsylvania                      1,066      27,630             0.0%
*           Altisource Asset Management Corp.                           2,193      53,948             0.0%
*           Altisource Portfolio Solutions SA                          23,871     639,982             0.0%
*           Ambac Financial Group, Inc.                                65,837   1,063,268             0.1%
#           American Equity Investment Life Holding Co.               137,440   3,529,459             0.2%
*           American Independence Corp.                                 1,081      10,594             0.0%
#           American National Bankshares, Inc.                          4,836     121,867             0.0%
            American National Insurance Co.                             3,195     329,980             0.0%
*           American River Bankshares                                   1,668      17,364             0.0%
            Ameris Bancorp                                             61,629   1,941,314             0.1%
            AMERISAFE, Inc.                                            45,008   2,463,288             0.1%
            AmeriServ Financial, Inc.                                  62,491     206,845             0.0%
#           Amtrust Financial Services, Inc.                           73,116   4,987,974             0.2%
            Argo Group International Holdings, Ltd.                    47,584   2,974,952             0.1%
#           Arrow Financial Corp.                                      30,081     830,236             0.0%
#           Artisan Partners Asset Management, Inc. Class A             2,916     111,537             0.0%
            Aspen Insurance Holdings, Ltd.                            107,257   5,213,763             0.2%
#           Associated Banc-Corp                                      294,434   5,694,354             0.3%
*           Asta Funding, Inc.                                         33,832     290,955             0.0%
            Astoria Financial Corp.                                   171,851   2,742,742             0.1%
#           Atlantic American Corp.                                     4,900      21,609             0.0%
*           Atlantic Coast Financial Corp.                              2,377      14,547             0.0%
#*          Atlanticus Holdings Corp.                                  19,846      59,935             0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Financials -- (Continued)
*   Atlas Financial Holdings, Inc.                              1,900 $   36,138             0.0%
    Auburn National Bancorporation, Inc.                          300      7,992             0.0%
#*  AV Homes, Inc.                                             10,692    141,562             0.0%
    Baldwin & Lyons, Inc. Class A                                 550     12,705             0.0%
    Baldwin & Lyons, Inc. Class B                              18,373    426,805             0.0%
#   Banc of California, Inc.                                   15,737    205,210             0.0%
    Bancfirst Corp.                                            21,645  1,333,981             0.1%
#*  Bancorp, Inc. (The)                                        55,286    398,059             0.0%
#   BancorpSouth, Inc.                                        172,465  4,299,552             0.2%
#   Bank Mutual Corp.                                          33,824    244,886             0.0%
    Bank of Commerce Holdings                                     400      2,496             0.0%
#   Bank of Hawaii Corp.                                       77,207  5,055,514             0.2%
    Bank of Marin Bancorp                                       1,028     54,669             0.0%
#   Bank of the Ozarks, Inc.                                   96,918  4,847,838             0.2%
    BankFinancial Corp.                                        31,569    389,246             0.0%
    Banner Corp.                                               47,446  2,328,175             0.1%
    Bar Harbor Bankshares                                       6,345    224,296             0.0%
    BB&T Corp.                                                 12,355    458,988             0.0%
    BBCN Bancorp, Inc.                                        137,841  2,314,350             0.1%
*   BBX Capital Corp. Class A                                     232      4,257             0.0%
    BCB Bancorp, Inc.                                           3,171     31,742             0.0%
#*  Bear State Financial, Inc.                                    439      4,807             0.0%
*   Beneficial Bancorp, Inc.                                   92,652  1,285,083             0.1%
    Berkshire Bancorp, Inc.                                       150      1,166             0.0%
    Berkshire Hills Bancorp, Inc.                              42,526  1,216,244             0.1%
    BGC Partners, Inc. Class A                                183,895  1,590,692             0.1%
    BNC Bancorp                                                 6,089    136,698             0.0%
#*  BofI Holding, Inc.                                         26,229  2,098,582             0.1%
#   Boston Private Financial Holdings, Inc.                   191,899  2,199,163             0.1%
#   Bridge Bancorp, Inc.                                        3,288     94,398             0.0%
    Brookline Bancorp, Inc.                                   132,821  1,507,518             0.1%
    Bryn Mawr Bank Corp.                                       27,745    808,212             0.0%
*   BSB Bancorp, Inc.                                             501     11,017             0.0%
#   C&F Financial Corp.                                           384     14,592             0.0%
    Calamos Asset Management, Inc. Class A                     29,630    278,226             0.0%
    California First National Bancorp                           3,097     41,376             0.0%
#   Camden National Corp.                                      12,552    490,658             0.0%
    Cape Bancorp, Inc.                                          2,957     37,997             0.0%
#   Capital Bank Financial Corp. Class A                       15,111    488,085             0.0%
    Capital City Bank Group, Inc.                               9,087    140,303             0.0%
*   Capital Properties, Inc. Class A                              550      6,875             0.0%
#   Capitol Federal Financial, Inc.                           238,874  3,100,585             0.2%
    Cardinal Financial Corp.                                   72,600  1,650,198             0.1%
*   Cascade Bancorp                                            63,778    357,795             0.0%
#   Cash America International, Inc.                           54,688  1,888,377             0.1%
    Cathay General Bancorp                                    161,692  5,060,960             0.2%
    Centerstate Banks, Inc.                                    42,212    615,451             0.0%
    Central Pacific Financial Corp.                            30,557    683,255             0.0%
#   Century Bancorp, Inc. Class A                               1,209     53,740             0.0%
    Charter Financial Corp.                                     6,556     85,884             0.0%
    Chemical Financial Corp.                                   38,762  1,315,195             0.1%
    Chicopee Bancorp, Inc.                                      2,287     37,941             0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Financials -- (Continued)
#   Citizens & Northern Corp.                                   2,220 $   43,978             0.0%
    Citizens Community Bancorp, Inc.                           17,782    157,904             0.0%
    Citizens Holding Co.                                          592     12,444             0.0%
#*  Citizens, Inc.                                            100,100    840,840             0.0%
#   City Holding Co.                                           36,845  1,762,296             0.1%
    CKX Lands, Inc.                                               702      8,192             0.0%
#   Clifton Bancorp, Inc.                                      53,560    780,905             0.0%
    CNB Financial Corp.                                        10,688    198,583             0.0%
#   CNO Financial Group, Inc.                                 336,171  6,457,845             0.3%
    CoBiz Financial, Inc.                                      90,061  1,122,160             0.1%
    Codorus Valley Bancorp, Inc.                                1,826     37,633             0.0%
#   Cohen & Steers, Inc.                                        4,311    131,873             0.0%
*   Colony Bankcorp, Inc.                                       1,629     14,840             0.0%
    Columbia Banking System, Inc.                             108,910  3,628,881             0.2%
    Commercial National Financial Corp.                           700     17,238             0.0%
#   Community Bank System, Inc.                                67,280  2,742,333             0.1%
    Community Trust Bancorp, Inc.                              42,011  1,448,119             0.1%
    Community West Bancshares                                   1,200      8,400             0.0%
    ConnectOne Bancorp, Inc.                                   37,010    660,629             0.0%
#   Consolidated-Tomoka Land Co.                               13,475    690,594             0.0%
#*  Cowen Group, Inc. Class A                                 226,061    951,717             0.1%
    Crawford & Co. Class A                                     62,652    351,478             0.0%
#   Crawford & Co. Class B                                     49,714    298,284             0.0%
#*  Credit Acceptance Corp.                                    14,906  2,818,576             0.1%
#*  CU Bancorp                                                    526     12,687             0.0%
*   Customers Bancorp, Inc.                                    22,844    628,210             0.0%
#   CVB Financial Corp.                                       183,749  3,206,420             0.2%
    Diamond Hill Investment Group, Inc.                         6,604  1,321,130             0.1%
#   Dime Community Bancshares, Inc.                            76,658  1,330,016             0.1%
#   Donegal Group, Inc. Class A                                42,554    602,139             0.0%
#   Donegal Group, Inc. Class B                                   870     17,483             0.0%
#*  Eagle Bancorp, Inc.                                        10,525    500,990             0.0%
    Eastern Virginia Bankshares, Inc.                             822      5,318             0.0%
#*  eHealth, Inc.                                              44,212    528,333             0.0%
    EMC Insurance Group, Inc.                                  42,825  1,070,625             0.1%
#*  Emergent Capital, Inc.                                      1,624      8,055             0.0%
    Employers Holdings, Inc.                                   54,960  1,454,791             0.1%
#*  Encore Capital Group, Inc.                                 47,727  1,942,489             0.1%
    Endurance Specialty Holdings, Ltd.                        121,838  7,691,633             0.4%
#*  Enova International, Inc.                                  38,804    504,452             0.0%
*   Enstar Group, Ltd.                                         15,761  2,487,086             0.1%
#   Enterprise Bancorp, Inc.                                    2,244     52,106             0.0%
    Enterprise Financial Services Corp.                        37,667  1,068,236             0.1%
    ESSA Bancorp, Inc.                                         11,338    150,455             0.0%
    Evans Bancorp, Inc.                                         1,635     40,875             0.0%
    EverBank Financial Corp.                                  124,171  2,143,191             0.1%
    Evercore Partners, Inc. Class A                            39,579  2,137,266             0.1%
#*  Ezcorp, Inc. Class A                                       70,520    469,663             0.0%
#*  Farmers Capital Bank Corp.                                  2,243     60,830             0.0%
    FBL Financial Group, Inc. Class A                          40,672  2,558,269             0.1%
    Federal Agricultural Mortgage Corp. Class A                 1,115     28,711             0.0%
    Federal Agricultural Mortgage Corp. Class C                23,362    685,908             0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Financials -- (Continued)
#   Federated Investors, Inc. Class B                          65,759 $2,020,774             0.1%
#   Federated National Holding Co.                             26,636    819,989             0.0%
    Fidelity Southern Corp.                                    17,606    368,846             0.0%
    Financial Institutions, Inc.                               26,721    697,953             0.0%
*   First Acceptance Corp.                                    115,914    330,355             0.0%
#   First American Financial Corp.                            120,655  4,600,575             0.2%
#*  First BanCorp(318672706)                                   92,151    349,252             0.0%
    First BanCorp(318910106)                                   18,060    334,652             0.0%
    First Bancorp, Inc.                                         5,940    125,512             0.0%
    First Bancshares, Inc. (The)                                  300      4,827             0.0%
    First Busey Corp.                                          49,828  1,039,910             0.1%
    First Business Financial Services, Inc.                     1,400     34,510             0.0%
#*  First Cash Financial Services, Inc.                        34,162  1,303,280             0.1%
    First Citizens BancShares, Inc. Class A                     3,772    966,160             0.1%
#   First Commonwealth Financial Corp.                        158,595  1,457,488             0.1%
    First Community Bancshares, Inc.                           37,579    722,644             0.0%
    First Connecticut Bancorp, Inc.                             2,967     51,566             0.0%
    First Defiance Financial Corp.                             24,297    930,575             0.1%
    First Federal of Northern Michigan Bancorp, Inc.            2,000     12,820             0.0%
    First Financial Bancorp                                   102,695  1,979,960             0.1%
#   First Financial Bankshares, Inc.                           62,558  2,080,679             0.1%
    First Financial Corp.                                      25,478    873,131             0.0%
    First Financial Northwest, Inc.                            33,971    426,336             0.0%
#   First Horizon National Corp.                              285,059  4,042,137             0.2%
    First Interstate Bancsystem, Inc. Class A                  34,976    991,919             0.1%
    First Merchants Corp.                                      71,810  1,883,576             0.1%
    First Midwest Bancorp, Inc.                               143,072  2,549,543             0.1%
*   First NBC Bank Holding Co.                                 12,589    468,185             0.0%
#   First Niagara Financial Group, Inc.                       248,404  2,570,981             0.1%
    First of Long Island Corp. (The)                              941     26,132             0.0%
    First South Bancorp, Inc.                                   4,756     38,096             0.0%
*   First United Corp.                                          1,700     14,688             0.0%
    First West Virginia Bancorp, Inc.                             449      8,565             0.0%
#   FirstMerit Corp.                                          164,903  3,098,527             0.1%
*   Flagstar Bancorp, Inc.                                     43,550    968,552             0.1%
    Flushing Financial Corp.                                   75,448  1,587,426             0.1%
#   FNB Corp.                                                 335,151  4,514,484             0.2%
#*  Forestar Group, Inc.                                       47,186    667,682             0.0%
    Fox Chase Bancorp, Inc.                                    33,410    585,009             0.0%
#*  FRP Holdings, Inc.                                         15,659    516,747             0.0%
    Fulton Financial Corp.                                    304,227  4,082,726             0.2%
#   Gain Capital Holdings, Inc.                                52,301    389,642             0.0%
#   GAMCO Investors, Inc. Class A                               4,608    265,789             0.0%
#   German American Bancorp, Inc.                              29,938    937,958             0.1%
    Glacier Bancorp, Inc.                                     132,652  3,629,359             0.2%
*   Global Indemnity P.L.C.                                    23,251    660,561             0.0%
    Great Southern Bancorp, Inc.                               30,592  1,478,511             0.1%
#*  Green Dot Corp. Class A                                    61,750  1,144,845             0.1%
#   Greenhill & Co., Inc.                                      21,434    553,426             0.0%
#*  Greenlight Capital Re, Ltd. Class A                        43,455    954,272             0.1%
    Griffin Industrial Realty, Inc.                             3,886     99,404             0.0%
#   Guaranty Bancorp                                           18,072    297,827             0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Financials -- (Continued)
    Guaranty Federal Bancshares, Inc.                           2,022 $   29,541             0.0%
*   Hallmark Financial Services, Inc.                          34,269    445,154             0.0%
#   Hancock Holding Co.                                        98,296  2,712,970             0.1%
    Hanmi Financial Corp.                                      80,861  2,061,956             0.1%
    Hanover Insurance Group, Inc. (The)                        63,118  5,317,692             0.3%
    Harleysville Savings Financial Corp.                          101      1,906             0.0%
    Hawthorn Bancshares, Inc.                                   1,880     25,775             0.0%
#   HCI Group, Inc.                                            32,112  1,400,404             0.1%
    Heartland Financial USA, Inc.                              35,926  1,323,514             0.1%
    Heritage Commerce Corp.                                    28,037    296,631             0.0%
    Heritage Financial Corp.                                   35,011    644,903             0.0%
    Heritage Oaks Bancorp                                       1,500     13,215             0.0%
    HF Financial Corp.                                          2,659     42,916             0.0%
    HFF, Inc. Class A                                          61,259  2,114,661             0.1%
*   Hilltop Holdings, Inc.                                    155,753  3,266,140             0.2%
#   Hingham Institution for Savings                               559     71,222             0.0%
*   HMN Financial, Inc.                                         2,746     32,211             0.0%
    Home Bancorp, Inc.                                          1,082     27,461             0.0%
#   Home BancShares, Inc.                                     115,078  4,939,148             0.2%
*   HomeStreet, Inc.                                           19,536    408,888             0.0%
*   HomeTrust Bancshares, Inc.                                  5,482    103,829             0.0%
    HopFed Bancorp, Inc.                                        5,577     65,753             0.0%
    Horace Mann Educators Corp.                                77,779  2,663,153             0.1%
    Horizon Bancorp                                             4,175    108,968             0.0%
    Iberiabank Corp.                                           73,207  4,438,540             0.2%
    Independence Holding Co.                                   14,440    195,806             0.0%
    Independent Bank Corp.(453836108)                          40,700  1,902,318             0.1%
    Independent Bank Corp.(453838609)                          21,971    318,140             0.0%
#   Independent Bank Group, Inc.                                3,564    138,818             0.0%
    Infinity Property & Casualty Corp.                         17,124  1,378,824             0.1%
    Interactive Brokers Group, Inc. Class A                   101,363  4,170,074             0.2%
    International Bancshares Corp.                             99,068  2,669,883             0.1%
*   INTL. FCStone, Inc.                                        33,417  1,069,010             0.1%
    Investment Technology Group, Inc.                          50,219    804,006             0.0%
    Investors Bancorp, Inc.                                   249,880  3,125,999             0.2%
    Investors Title Co.                                         1,371    103,168             0.0%
#   Janus Capital Group, Inc.                                 197,324  3,064,442             0.1%
*   KCG Holdings, Inc. Class A                                 58,395    729,354             0.0%
    Kearny Financial Corp.                                     84,032  1,004,182             0.1%
    Kemper Corp.                                               84,651  3,023,734             0.1%
    Kennedy-Wilson Holdings, Inc.                              72,659  1,781,599             0.1%
#   Kentucky First Federal Bancorp                              3,402     31,775             0.0%
#*  Ladenburg Thalmann Financial Services, Inc.                41,777    106,114             0.0%
    Lake Shore Bancorp, Inc.                                      338      4,546             0.0%
    Lake Sunapee Bank Group                                     2,734     38,877             0.0%
    Lakeland Bancorp, Inc.                                     73,196    851,269             0.0%
    Lakeland Financial Corp.                                   40,295  1,810,454             0.1%
    Landmark Bancorp, Inc.                                      2,583     68,165             0.0%
    LegacyTexas Financial Group, Inc.                          85,389  2,450,664             0.1%
#*  LendingTree, Inc.                                          16,526  2,005,595             0.1%
    Macatawa Bank Corp.                                        45,865    236,663             0.0%
    Mackinac Financial Corp.                                    7,750     79,980             0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Financials -- (Continued)
*   Magyar Bancorp, Inc.                                          809 $    7,928             0.0%
#   Maiden Holdings, Ltd.                                     129,486  2,013,507             0.1%
    MainSource Financial Group, Inc.                           45,181    977,717             0.1%
    Manning & Napier, Inc.                                      8,300     62,250             0.0%
*   Marcus & Millichap, Inc.                                    3,592    156,503             0.0%
    MarketAxess Holdings, Inc.                                 48,452  4,908,672             0.2%
    Marlin Business Services Corp.                             30,229    533,844             0.0%
    MB Financial, Inc.                                        131,678  4,245,299             0.2%
#*  MBIA, Inc.                                                220,895  1,658,921             0.1%
*   MBT Financial Corp.                                         3,735     23,568             0.0%
    Mercantile Bank Corp.                                      12,831    283,052             0.0%
    Merchants Bancshares, Inc.                                 14,947    471,129             0.0%
#   Mercury General Corp.                                      65,783  3,552,940             0.2%
#   Meridian Bancorp, Inc.                                     83,747  1,175,808             0.1%
#   Meta Financial Group, Inc.                                  5,184    223,327             0.0%
    Metro Bancorp, Inc.                                        33,736  1,045,141             0.1%
#*  MGIC Investment Corp.                                     216,764  2,037,582             0.1%
    MidSouth Bancorp, Inc.                                     17,536    177,990             0.0%
    MidWestOne Financial Group, Inc.                            4,319    132,334             0.0%
#   Moelis & Co. Class A                                          496     14,622             0.0%
    MutualFirst Financial, Inc.                                 5,459    127,850             0.0%
    National Bank Holdings Corp. Class A                       25,881    570,935             0.0%
#   National Bankshares, Inc.                                     300      9,795             0.0%
    National General Holdings Corp.                             8,452    166,589             0.0%
    National Interstate Corp.                                  37,492  1,076,020             0.1%
    National Penn Bancshares, Inc.                            255,480  3,075,979             0.1%
    National Security Group, Inc. (The)                         1,000     13,510             0.0%
#   National Western Life Group, Inc. Class A                   1,800    464,382             0.0%
#*  Nationstar Mortgage Holdings, Inc.                            658      8,732             0.0%
*   Naugatuck Valley Financial Corp.                               99      1,075             0.0%
*   Navigators Group, Inc. (The)                               21,435  1,829,477             0.1%
#   NBT Bancorp, Inc.                                          57,590  1,618,855             0.1%
    Nelnet, Inc. Class A                                       59,149  2,116,351             0.1%
#   NewBridge Bancorp                                          24,373    275,659             0.0%
*   NewStar Financial, Inc.                                   112,087  1,182,518             0.1%
*   Nicholas Financial, Inc.                                    1,591     21,128             0.0%
#*  NMI Holdings, Inc. Class A                                  4,452     33,479             0.0%
    Northeast Community Bancorp, Inc.                          33,757    249,127             0.0%
#   Northfield Bancorp, Inc.                                   78,040  1,195,573             0.1%
    Northrim BanCorp, Inc.                                      5,177    142,989             0.0%
    Northwest Bancshares, Inc.                                164,679  2,216,579             0.1%
    Norwood Financial Corp.                                       633     18,129             0.0%
#   Ocean Shore Holding Co.                                       205      3,540             0.0%
    OceanFirst Financial Corp.                                 42,221    779,400             0.0%
    OFG Bancorp                                                80,499    741,396             0.0%
    Ohio Valley Banc Corp.                                        600     14,352             0.0%
    Old Line Bancshares, Inc.                                     391      6,706             0.0%
    Old National Bancorp.                                     199,189  2,788,646             0.1%
*   Old Second Bancorp, Inc.                                   10,484     70,243             0.0%
    OneBeacon Insurance Group, Ltd. Class A                    39,102    562,678             0.0%
#   Oppenheimer Holdings, Inc. Class A                          6,114    112,192             0.0%
    Opus Bank                                                   1,465     54,571             0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Financials -- (Continued)
    Oritani Financial Corp.                                    82,720 $1,316,902             0.1%
    Pacific Continental Corp.                                  40,343    578,519             0.0%
*   Pacific Mercantile Bancorp                                 21,505    145,804             0.0%
*   Pacific Premier Bancorp, Inc.                              17,602    375,803             0.0%
    PacWest Bancorp                                            44,968  2,025,359             0.1%
    Park National Corp.                                        15,289  1,387,018             0.1%
    Park Sterling Corp.                                        45,291    328,360             0.0%
#   Peapack Gladstone Financial Corp.                           7,307    165,211             0.0%
#   Penns Woods Bancorp, Inc.                                   3,062    136,412             0.0%
*   PennyMac Financial Services, Inc. Class A                     630     10,420             0.0%
    Peoples Bancorp of North Carolina, Inc.                       986     18,941             0.0%
#   Peoples Bancorp, Inc.                                      23,072    442,060             0.0%
*   PHH Corp.                                                  74,530  1,095,591             0.1%
#*  Phoenix Cos., Inc. (The)                                    3,700    127,206             0.0%
*   PICO Holdings, Inc.                                        33,711    325,648             0.0%
    Pinnacle Financial Partners, Inc.                          76,811  4,041,795             0.2%
#*  Piper Jaffray Cos.                                         17,595    625,854             0.0%
    Popular, Inc.                                              28,827    852,414             0.0%
#*  PRA Group, Inc.                                            91,618  5,020,666             0.2%
    Preferred Bank                                              9,063    300,076             0.0%
    Premier Financial Bancorp, Inc.                             7,377    108,663             0.0%
#   Primerica, Inc.                                            85,405  4,067,840             0.2%
    PrivateBancorp, Inc.                                      130,534  5,460,237             0.3%
    ProAssurance Corp.                                         49,523  2,622,738             0.1%
#   Prosperity Bancshares, Inc.                                 8,768    450,500             0.0%
    Provident Financial Holdings, Inc.                          3,948     67,669             0.0%
    Provident Financial Services, Inc.                         98,410  1,999,691             0.1%
    Prudential Bancorp, Inc.                                    1,711     25,152             0.0%
    Pulaski Financial Corp.                                    10,509    155,954             0.0%
    Pzena Investment Management, Inc. Class A                  18,833    179,478             0.0%
    QC Holdings, Inc.                                          11,794     18,281             0.0%
#   Radian Group, Inc.                                        324,032  4,688,743             0.2%
*   Regional Management Corp.                                   4,871     79,446             0.0%
    RenaissanceRe Holdings, Ltd.                               22,144  2,427,647             0.1%
#   Renasant Corp.                                             78,372  2,714,022             0.1%
#   Republic Bancorp, Inc. Class A                             38,176    970,816             0.1%
#*  Republic First Bancorp, Inc.                               13,084     50,897             0.0%
    Resource America, Inc. Class A                             27,826    213,982             0.0%
    Riverview Bancorp, Inc.                                     6,295     29,712             0.0%
    RLI Corp.                                                  69,662  4,238,933             0.2%
*   Royal Bancshares of Pennsylvania, Inc. Class A             11,622     24,290             0.0%
#   S&T Bancorp, Inc.                                          61,185  1,950,578             0.1%
#*  Safeguard Scientifics, Inc.                                51,275    910,131             0.0%
    Safety Insurance Group, Inc.                               33,272  1,928,112             0.1%
    Salisbury Bancorp, Inc.                                       276      7,993             0.0%
#   Sandy Spring Bancorp, Inc.                                 56,056  1,541,540             0.1%
*   Seacoast Banking Corp. of Florida                          20,249    313,455             0.0%
*   Security National Financial Corp. Class A                   3,015     18,361             0.0%
*   Select Bancorp, Inc.                                        1,478     11,484             0.0%
#   Selective Insurance Group, Inc.                            77,245  2,818,670             0.1%
    ServisFirst Bancshares, Inc.                                  754     31,955             0.0%
    Shore Bancshares, Inc.                                      4,580     45,388             0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Financials -- (Continued)
    SI Financial Group, Inc.                                   34,659 $  438,436             0.0%
*   Siebert Financial Corp.                                     7,500      9,150             0.0%
    Sierra Bancorp                                             19,374    314,053             0.0%
    Silvercrest Asset Management Group, Inc. Class A            1,000     11,100             0.0%
#   Simmons First National Corp. Class A                       42,274  2,178,802             0.1%
#   South State Corp.                                          44,862  3,476,805             0.2%
*   Southern First Bancshares, Inc.                             2,435     55,762             0.0%
    Southern Missouri Bancorp, Inc.                               800     17,656             0.0%
#   Southern National Bancorp of Virginia, Inc.                   342      3,899             0.0%
#   Southside Bancshares, Inc.                                 62,457  1,680,093             0.1%
#   Southwest Bancorp, Inc.                                    39,847    673,813             0.0%
    Southwest Georgia Financial Corp.                           1,439     21,693             0.0%
    StanCorp Financial Group, Inc.                             65,152  7,474,237             0.3%
#   State Auto Financial Corp.                                 33,371    795,898             0.0%
    State Bank Financial Corp.                                 13,201    282,501             0.0%
    Sterling Bancorp                                          169,132  2,602,941             0.1%
    Stewart Information Services Corp.                         40,713  1,635,441             0.1%
*   Stifel Financial Corp.                                     65,436  2,907,321             0.1%
    Stock Yards Bancorp, Inc.                                  29,595  1,115,140             0.1%
*   Stratus Properties, Inc.                                   11,662    198,837             0.0%
    Suffolk Bancorp                                            17,259    515,872             0.0%
    Summit State Bank                                             800     10,984             0.0%
*   Sun Bancorp, Inc.                                          12,015    240,420             0.0%
    Sussex Bancorp                                              1,111     14,476             0.0%
    Symetra Financial Corp.                                   175,375  5,564,649             0.3%
    Synovus Financial Corp.                                    47,535  1,503,532             0.1%
    Talmer Bancorp, Inc. Class A                               15,256    256,606             0.0%
    TCF Financial Corp.                                       287,338  4,422,132             0.2%
#*  Tejon Ranch Co.                                            34,897    786,229             0.0%
    Territorial Bancorp, Inc.                                  18,609    518,819             0.0%
#*  Texas Capital Bancshares, Inc.                             76,001  4,195,255             0.2%
    Timberland Bancorp, Inc.                                    7,280     88,306             0.0%
#   Tompkins Financial Corp.                                   26,611  1,444,445             0.1%
    TowneBank                                                  41,383    888,079             0.0%
    Trico Bancshares                                           34,902    920,017             0.1%
#*  TriState Capital Holdings, Inc.                             4,271     53,345             0.0%
#   TrustCo Bank Corp. NY                                     211,333  1,316,605             0.1%
#   Trustmark Corp.                                           137,901  3,313,761             0.2%
#   UMB Financial Corp.                                        70,006  3,435,894             0.2%
#   Umpqua Holdings Corp.                                     151,578  2,531,353             0.1%
*   Unico American Corp.                                        4,300     41,495             0.0%
    Union Bankshares Corp.                                     92,172  2,308,909             0.1%
    United Bancshares, Inc.                                       110      1,759             0.0%
#   United Bankshares, Inc.                                   121,967  4,823,795             0.2%
    United Community Banks, Inc.                               73,876  1,489,340             0.1%
    United Community Financial Corp.                           32,451    177,831             0.0%
    United Financial Bancorp, Inc.                            147,770  1,918,055             0.1%
    United Fire Group, Inc.                                    35,514  1,320,766             0.1%
#   United Insurance Holdings Corp.                            23,286    384,685             0.0%
*   United Security Bancshares                                  6,838     35,968             0.0%
    Unity Bancorp, Inc.                                         6,362     64,256             0.0%
#   Universal Insurance Holdings, Inc.                         95,055  2,998,985             0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                              SHARES     VALUE+    OF NET ASSETS**
                                                              ------- ------------ ---------------
Financials -- (Continued)
    Univest Corp. of Pennsylvania                              19,225 $    378,540             0.0%
    Validus Holdings, Ltd.                                      8,280      366,804             0.0%
#   Valley National Bancorp                                   212,975    2,236,238             0.1%
    Value Line, Inc.                                            4,536       72,984             0.0%
#   Virtus Investment Partners, Inc.                           11,398    1,334,022             0.1%
    VSB Bancorp, Inc.                                             478        5,951             0.0%
#*  Walker & Dunlop, Inc.                                      51,474    1,493,261             0.1%
#   Washington Federal, Inc.                                  166,115    4,142,908             0.2%
#   Washington Trust Bancorp, Inc.                             37,010    1,435,988             0.1%
#   Waterstone Financial, Inc.                                 82,974    1,105,214             0.1%
    Wayne Savings Bancshares, Inc.                                132        1,568             0.0%
#   Webster Financial Corp.                                   144,207    5,350,080             0.3%
#   WesBanco, Inc.                                             66,703    2,177,853             0.1%
    West BanCorp., Inc.                                        39,760      785,658             0.0%
#   Westamerica Bancorporation                                 36,473    1,612,471             0.1%
*   Western Alliance Bancorp                                  163,870    5,858,353             0.3%
    Westfield Financial, Inc.                                  22,034      171,865             0.0%
    Westwood Holdings Group, Inc.                              14,454      839,777             0.0%
#   Wilshire Bancorp, Inc.                                    187,313    2,002,376             0.1%
    Wintrust Financial Corp.                                   93,419    4,716,725             0.2%
#   WisdomTree Investments, Inc.                              145,834    2,804,388             0.1%
#*  World Acceptance Corp.                                     21,517      820,443             0.0%
#   WSFS Financial Corp.                                       23,226      737,890             0.0%
    WVS Financial Corp.                                           700        8,092             0.0%
#   Yadkin Financial Corp.                                      6,643      156,443             0.0%
                                                                      ------------            ----
Total Financials                                                       491,450,872            22.4%
                                                                      ------------            ----
Health Care -- (7.9%)
#   Abaxis, Inc.                                               20,277    1,018,108             0.1%
#*  Acadia Healthcare Co., Inc.                                21,844    1,341,440             0.1%
    Aceto Corp.                                                70,011    2,111,532             0.1%
*   Acorda Therapeutics, Inc.                                  28,629    1,031,789             0.1%
#*  Adamas Pharmaceuticals, Inc.                                2,000       29,520             0.0%
    Adcare Health Systems, Inc.                                 1,300        4,147             0.0%
*   Addus HomeCare Corp.                                       26,950      673,211             0.0%
#*  Advaxis, Inc.                                               6,664       73,904             0.0%
#*  Affymetrix, Inc.                                          186,852    1,719,038             0.1%
#*  Air Methods Corp.                                          71,850    2,940,820             0.1%
#*  Akorn, Inc.                                                44,725    1,195,946             0.1%
#*  Albany Molecular Research, Inc.                            84,130    1,517,705             0.1%
*   Alere, Inc.                                                48,570    2,240,048             0.1%
#*  Alliance HealthCare Services, Inc.                          8,794       74,397             0.0%
*   Allscripts Healthcare Solutions, Inc.                     330,747    4,650,303             0.2%
#*  Almost Family, Inc.                                        16,204      670,522             0.0%
*   Alphatec Holdings, Inc.                                    89,321       31,262             0.0%
#*  AMAG Pharmaceuticals, Inc.                                 18,629      745,160             0.0%
#*  Amedisys, Inc.                                             64,588    2,556,393             0.1%
*   AMN Healthcare Services, Inc.                              86,819    2,463,055             0.1%
*   Amsurg Corp.                                               71,995    5,046,130             0.2%
#*  Anacor Pharmaceuticals, Inc.                                2,760      310,252             0.0%
    Analogic Corp.                                             22,277    1,951,911             0.1%
*   AngioDynamics, Inc.                                        56,468      710,367             0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                         PERCENTAGE
                                                                     SHARES   VALUE+   OF NET ASSETS**
                                                                     ------ ---------- ---------------
Health Care -- (Continued)
*          Anika Therapeutics, Inc.                                  38,035 $1,465,108             0.1%
*          Arrhythmia Research Technology, Inc.                       6,700     41,607             0.0%
*          Assembly Biosciences, Inc.                                 2,702     25,939             0.0%
#          Atrion Corp.                                               3,399  1,254,231             0.1%
#*         BioScrip, Inc.                                            49,383     97,284             0.0%
#*         Biospecifics Technologies Corp.                           10,067    588,013             0.0%
*          BioTelemetry, Inc.                                        60,872    792,553             0.0%
*          Bovie Medical Corp.                                       18,586     35,313             0.0%
*          Cambrex Corp.                                             72,842  3,348,547             0.2%
#          Cantel Medical Corp.                                      83,217  4,933,104             0.2%
#*         Capital Senior Living Corp.                               75,382  1,705,141             0.1%
           Catalyst Biosciences, Inc.(14888D109)                        590      2,277             0.0%
(degrees)  Catalyst Biosciences, Inc.(87611RAA6)                      4,464      4,817             0.0%
*          Charles River Laboratories International, Inc.            70,800  4,618,992             0.2%
#          Chemed Corp.                                              23,330  3,669,576             0.2%
#          Computer Programs & Systems, Inc.                         16,266    618,271             0.0%
*          Concert Pharmaceuticals, Inc.                              5,377    122,112             0.0%
           CONMED Corp.                                              45,317  1,838,058             0.1%
#*         Corvel Corp.                                              44,234  1,468,569             0.1%
*          Cross Country Healthcare, Inc.                            55,302    746,577             0.0%
#          CryoLife, Inc.                                            75,867    799,638             0.0%
*          Cumberland Pharmaceuticals, Inc.                          43,160    267,592             0.0%
*          Cutera, Inc.                                              35,410    480,514             0.0%
#*         Cynosure, Inc. Class A                                    45,467  1,711,378             0.1%
#*         Depomed, Inc.                                             51,150    895,125             0.0%
           Digirad Corp.                                             38,425    227,476             0.0%
*          Emergent Biosolutions, Inc.                               62,932  2,023,264             0.1%
           Ensign Group, Inc. (The)                                  43,359  1,828,015             0.1%
*          Enzo Biochem, Inc.                                        64,715    240,740             0.0%
*          Exactech, Inc.                                            29,065    494,977             0.0%
#*         ExamWorks Group, Inc.                                     36,009  1,016,894             0.1%
*          Five Star Quality Care, Inc.                              68,444    223,812             0.0%
#*         Fluidigm Corp.                                            16,055    173,555             0.0%
*          Genesis Healthcare, Inc.                                  16,676     82,713             0.0%
#*         Globus Medical, Inc. Class A                              51,980  1,161,753             0.1%
*          Greatbatch, Inc.                                          61,421  3,282,952             0.2%
*          Haemonetics Corp.                                         70,551  2,383,213             0.1%
#*         Halyard Health, Inc.                                      20,173    598,735             0.0%
#*         Hanger, Inc.                                              41,358    596,382             0.0%
*          Harvard Bioscience, Inc.                                  68,472    201,308             0.0%
*          Health Net, Inc.                                          96,107  6,175,836             0.3%
#          HealthSouth Corp.                                         12,346    430,011             0.0%
*          HealthStream, Inc.                                        59,755  1,422,767             0.1%
#*         Healthways, Inc.                                          68,220    802,949             0.0%
           Hill-Rom Holdings, Inc.                                   87,296  4,599,626             0.2%
#*         HMS Holdings Corp.                                        66,987    705,373             0.0%
*          Icad, Inc.                                                 2,400      9,384             0.0%
*          ICU Medical, Inc.                                         25,867  2,844,594             0.1%
#*         Idera Pharmaceuticals, Inc.                               27,162     74,967             0.0%
*          Ignyta, Inc.                                               2,777     28,436             0.0%
#*         Impax Laboratories, Inc.                                  79,416  2,750,176             0.1%
#*         Infinity Pharmaceuticals, Inc.                             1,683     17,419             0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                           PERCENTAGE
                                                                      SHARES    VALUE+   OF NET ASSETS**
                                                                      ------- ---------- ---------------
Health Care -- (Continued)
#*          InfuSystems Holdings, Inc.                                  3,700 $   10,064             0.0%
#*          Insys Therapeutics, Inc.                                   34,000    875,840             0.0%
*           Integra LifeSciences Holdings Corp.                        48,519  2,890,277             0.1%
#           Invacare Corp.                                             47,389    818,882             0.0%
#*          IPC Healthcare, Inc.                                       32,274  2,533,509             0.1%
*           Iridex Corp.                                               11,951     95,847             0.0%
*           Juniper Pharmaceuticals, Inc.                               3,316     40,124             0.0%
#*          Karyopharm Therapeutics, Inc.                               4,609     61,530             0.0%
            Kewaunee Scientific Corp.                                   2,000     33,240             0.0%
*           Kindred Biosciences, Inc.                                   1,600      8,608             0.0%
#           Kindred Healthcare, Inc.                                  125,700  1,684,380             0.1%
#           Landauer, Inc.                                              9,689    382,619             0.0%
#*          Lannett Co., Inc.                                          69,926  3,130,587             0.2%
            LeMaitre Vascular, Inc.                                    30,196    402,211             0.0%
#*          LHC Group, Inc.                                            32,478  1,463,621             0.1%
*           LifePoint Hospitals, Inc.                                  34,497  2,376,153             0.1%
#*          Ligand Pharmaceuticals, Inc.                               27,605  2,494,112             0.1%
#*          Lipocine, Inc.                                             10,985    131,381             0.0%
#*          LivaNova P.L.C.                                            27,950  1,852,526             0.1%
*           Luminex Corp.                                              33,111    602,620             0.0%
*           Magellan Health, Inc.                                      41,634  2,223,256             0.1%
#*          Mallinckrodt P.L.C.                                        12,025    789,682             0.0%
*           Masimo Corp.                                               37,662  1,494,428             0.1%
#*          MedAssets, Inc.                                            84,038  1,990,020             0.1%
(degrees)*  Medcath Corp.                                              41,900         --             0.0%
#*          Medicines Co. (The)                                       124,873  4,275,652             0.2%
*           MediciNova, Inc.                                           10,669     31,260             0.0%
#           Meridian Bioscience, Inc.                                  64,370  1,223,674             0.1%
*           Merit Medical Systems, Inc.                                78,099  1,447,955             0.1%
*           Misonix, Inc.                                               1,809     20,152             0.0%
#*          Molina Healthcare, Inc.                                    72,840  4,516,080             0.2%
#*          Momenta Pharmaceuticals, Inc.                               3,105     50,953             0.0%
#*          Myriad Genetics, Inc.                                      58,920  2,378,600             0.1%
            National Healthcare Corp.                                  22,690  1,481,203             0.1%
            National Research Corp. Class A                            35,889    550,178             0.0%
#           National Research Corp. Class B                             5,881    189,545             0.0%
*           Natus Medical, Inc.                                        81,179  3,696,080             0.2%
*           Neogen Corp.                                               29,435  1,590,962             0.1%
#*          NuVasive, Inc.                                             52,223  2,462,837             0.1%
*           Omnicell, Inc.                                             93,919  2,554,597             0.1%
#*          Opko Health, Inc.                                         210,853  1,992,561             0.1%
#*          OraSure Technologies, Inc.                                 51,569    268,159             0.0%
*           Orthofix International NV                                  33,375  1,136,419             0.1%
#           Owens & Minor, Inc.                                       107,600  3,857,460             0.2%
#*          PAREXEL International Corp.                                71,310  4,501,087             0.2%
*           PDI, Inc.                                                  33,451     54,525             0.0%
#           PDL BioPharma, Inc.                                       150,411    688,882             0.0%
#*          Pernix Therapeutics Holdings, Inc.                          4,466     12,549             0.0%
*           PharMerica Corp.                                           58,383  1,668,002             0.1%
#*          Pozen, Inc.                                                53,713    314,221             0.0%
*           Prestige Brands Holdings, Inc.                            110,081  5,395,070             0.3%
#*          Progenics Pharmaceuticals, Inc.                            37,511    275,331             0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                              SHARES     VALUE+    OF NET ASSETS**
                                                              ------- ------------ ---------------
Health Care -- (Continued)
#*  Providence Service Corp. (The)                             33,131 $  1,711,216             0.1%
#*  pSivida Corp.                                               1,119        4,297             0.0%
#   Quality Systems, Inc.                                      40,100      563,405             0.0%
#*  Quidel Corp.                                               56,818    1,092,042             0.1%
*   RadNet, Inc.                                               72,814      481,301             0.0%
*   Repligen Corp.                                             80,227    2,666,745             0.1%
#*  Rigel Pharmaceuticals, Inc.                               111,270      282,626             0.0%
*   RTI Surgical, Inc.                                        131,354      552,344             0.0%
#*  Sagent Pharmaceuticals, Inc.                               50,511      849,090             0.0%
*   SciClone Pharmaceuticals, Inc.                            141,394    1,077,422             0.1%
*   SeaSpine Holdings Corp.                                    16,173      243,889             0.0%
#   Select Medical Holdings Corp.                             189,654    2,143,090             0.1%
    Simulations Plus, Inc.                                      3,990       32,678             0.0%
    Span-America Medical Systems, Inc.                          5,507       99,511             0.0%
#*  Spectrum Pharmaceuticals, Inc.                             68,193      355,286             0.0%
#   STERIS Corp.                                               49,146    3,683,493             0.2%
#*  Sucampo Pharmaceuticals, Inc. Class A                      83,797    1,622,310             0.1%
*   Supernus Pharmaceuticals, Inc.                             55,543      916,459             0.1%
#*  Surgical Care Affiliates, Inc.                              4,549      134,696             0.0%
*   SurModics, Inc.                                            42,438      905,203             0.0%
*   Symmetry Surgical, Inc.                                    21,650      184,025             0.0%
#*  Tonix Pharmaceuticals Holding Corp.                         9,772       64,495             0.0%
#*  Triple-S Management Corp. Class B                          36,746      756,600             0.0%
#   Universal American Corp.                                  123,870      924,070             0.1%
#   US Physical Therapy, Inc.                                  29,093    1,427,303             0.1%
#   Utah Medical Products, Inc.                                 8,858      522,356             0.0%
*   Vascular Solutions, Inc.                                   36,394    1,168,975             0.1%
*   VCA, Inc.                                                  77,990    4,271,512             0.2%
#*  Vital Therapies, Inc.                                       3,800       29,526             0.0%
#*  WellCare Health Plans, Inc.                                34,355    3,043,853             0.1%
#   West Pharmaceutical Services, Inc.                         44,074    2,644,881             0.1%
*   Wright Medical Group NV                                    57,920    1,119,594             0.1%
                                                                      ------------             ---
Total Health Care                                                      211,628,427             9.7%
                                                                      ------------             ---
Industrials -- (14.1%)
#   AAON, Inc.                                                102,100    2,089,987             0.1%
    AAR Corp.                                                  61,984    1,406,417             0.1%
    ABM Industries, Inc.                                       91,380    2,595,192             0.1%
#   Acacia Research Corp.                                      40,041      266,673             0.0%
*   ACCO Brands Corp.                                         143,967    1,161,814             0.1%
    Acme United Corp.                                           9,349      152,856             0.0%
    Actuant Corp. Class A                                      78,458    1,788,842             0.1%
#*  Advisory Board Co. (The)                                   46,253    2,027,269             0.1%
*   Aegion Corp.                                               68,967    1,330,373             0.1%
*   AeroCentury Corp.                                             761        6,605             0.0%
#*  Aerojet Rocketdyne Holdings, Inc.                          97,290    1,648,093             0.1%
#*  Aerovironment, Inc.                                        33,508      773,030             0.0%
*   Air Transport Services Group, Inc.                        123,338    1,207,479             0.1%
    Alamo Group, Inc.                                          26,675    1,251,591             0.1%
    Alaska Air Group, Inc.                                     51,665    3,939,456             0.2%
    Albany International Corp. Class A                         41,711    1,567,082             0.1%
    Allegiant Travel Co.                                       21,587    4,262,353             0.2%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Industrials -- (Continued)
    Allied Motion Technologies, Inc.                           13,208 $  254,782             0.0%
#   Altra Industrial Motion Corp.                              65,956  1,745,196             0.1%
    AMERCO                                                     23,960  9,735,188             0.4%
#*  Ameresco, Inc. Class A                                      2,379     15,416             0.0%
#   American Railcar Industries, Inc.                          53,313  3,077,226             0.1%
#   American Science & Engineering, Inc.                       10,456    391,891             0.0%
*   American Woodmark Corp.                                    32,851  2,388,268             0.1%
*   AMREP Corp.                                                 2,776     12,214             0.0%
    Apogee Enterprises, Inc.                                   71,177  3,525,397             0.2%
#   Applied Industrial Technologies, Inc.                      61,112  2,524,537             0.1%
*   ARC Document Solutions, Inc.                               74,417    462,874             0.0%
    ArcBest Corp.                                              53,407  1,383,241             0.1%
#   Argan, Inc.                                                29,608  1,094,016             0.1%
#*  Armstrong World Industries, Inc.                           33,406  1,657,606             0.1%
    Astec Industries, Inc.                                     34,511  1,121,607             0.1%
*   Astronics Corp.                                            24,715    934,474             0.0%
#*  Astronics Corp. Class B                                    16,053    597,956             0.0%
*   Atlas Air Worldwide Holdings, Inc.                         31,014  1,279,017             0.1%
#*  Avis Budget Group, Inc.                                     7,700    384,538             0.0%
#   AZZ, Inc.                                                  40,042  2,215,524             0.1%
*   Babcock & Wilcox Enterprises, Inc.                          3,067     52,078             0.0%
    Barnes Group, Inc.                                         84,350  3,170,716             0.1%
#   Barrett Business Services, Inc.                             5,696    278,990             0.0%
*   Beacon Roofing Supply, Inc.                                79,155  2,801,295             0.1%
*   Blount International, Inc.                                 88,141    535,016             0.0%
*   BlueLinx Holdings, Inc.                                    43,700     30,590             0.0%
    Brady Corp. Class A                                        54,983  1,250,863             0.1%
*   Breeze-Eastern Corp.                                       17,347    353,879             0.0%
#   Briggs & Stratton Corp.                                    78,708  1,398,641             0.1%
    Brink's Co. (The)                                          49,144  1,522,481             0.1%
#*  Builders FirstSource, Inc.                                 41,898    495,234             0.0%
    BWX Technologies, Inc.                                     71,772  2,031,148             0.1%
*   CAI International, Inc.                                    37,454    435,215             0.0%
#*  Casella Waste Systems, Inc. Class A                        89,862    545,462             0.0%
*   CBIZ, Inc.                                                114,558  1,231,498             0.1%
    CDI Corp.                                                  29,127    233,016             0.0%
    CEB, Inc.                                                  33,037  2,469,846             0.1%
    Ceco Environmental Corp.                                   40,059    357,326             0.0%
    Celadon Group, Inc.                                        55,816    808,216             0.0%
#*  Chart Industries, Inc.                                     49,607    852,744             0.0%
    Chicago Rivet & Machine Co.                                   700     18,333             0.0%
#   CIRCOR International, Inc.                                 27,785  1,275,887             0.1%
#   CLARCOR, Inc.                                              43,350  2,161,431             0.1%
#*  Clean Harbors, Inc.                                        28,007  1,302,045             0.1%
    Columbus McKinnon Corp.                                    43,089    805,333             0.0%
    Comfort Systems USA, Inc.                                  81,966  2,617,174             0.1%
#*  Command Security Corp.                                     15,882     30,652             0.0%
*   Commercial Vehicle Group, Inc.                             38,102    158,504             0.0%
    Compx International, Inc.                                   2,107     23,683             0.0%
*   Continental Building Products, Inc.                        30,964    544,037             0.0%
*   Continental Materials Corp.                                   135      1,781             0.0%
#   Covanta Holding Corp.                                     190,205  3,187,836             0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                            PERCENTAGE
                                                                       SHARES    VALUE+   OF NET ASSETS**
                                                                       ------- ---------- ---------------
Industrials -- (Continued)
*            Covenant Transportation Group, Inc. Class A                27,300 $  526,890             0.0%
*            CPI Aerostructures, Inc.                                   14,926    126,871             0.0%
*            CRA International, Inc.                                    22,109    517,351             0.0%
(degrees)#*  CTPartners Executive Search, Inc.                           4,360        719             0.0%
             Cubic Corp.                                                34,809  1,561,184             0.1%
             Curtiss-Wright Corp.                                       61,113  4,251,020             0.2%
#            Deluxe Corp.                                               58,457  3,481,114             0.2%
*            DigitalGlobe, Inc.                                        109,132  1,629,341             0.1%
             Douglas Dynamics, Inc.                                     49,881  1,094,389             0.1%
*            Ducommun, Inc.                                             25,784    557,966             0.0%
#*           DXP Enterprises, Inc.                                      31,485    952,736             0.0%
*            Dycom Industries, Inc.                                     72,056  5,482,741             0.3%
#            Dynamic Materials Corp.                                    27,372    195,162             0.0%
             Eastern Co. (The)                                           4,559     76,454             0.0%
*            Echo Global Logistics, Inc.                                45,072  1,072,263             0.1%
             Ecology and Environment, Inc. Class A                         920      9,761             0.0%
             EMCOR Group, Inc.                                         108,525  5,239,587             0.2%
             Encore Wire Corp.                                          41,411  1,771,148             0.1%
#*           Energy Recovery, Inc.                                      52,288    374,905             0.0%
             EnerSys                                                    68,976  4,206,846             0.2%
#            Engility Holdings, Inc.                                     6,682    215,094             0.0%
             Ennis, Inc.                                                54,205  1,085,726             0.1%
#            EnPro Industries, Inc.                                     41,842  2,054,861             0.1%
             EnviroStar, Inc.                                              837      3,130             0.0%
#            ESCO Technologies, Inc.                                    35,948  1,333,311             0.1%
             Espey Manufacturing & Electronics Corp.                     5,593    140,944             0.0%
             Essendant, Inc.                                            60,072  2,076,689             0.1%
*            Esterline Technologies Corp.                               48,126  3,708,108             0.2%
             Exponent, Inc.                                             41,202  2,118,195             0.1%
             Federal Signal Corp.                                      148,867  2,241,937             0.1%
             Forward Air Corp.                                          32,635  1,480,324             0.1%
*            Franklin Covey Co.                                         41,060    703,358             0.0%
#            Franklin Electric Co., Inc.                                70,120  2,311,155             0.1%
             FreightCar America, Inc.                                   24,294    441,665             0.0%
*            FTI Consulting, Inc.                                       70,707  2,404,745             0.1%
*            Fuel Tech, Inc.                                            30,604     61,820             0.0%
*            Furmanite Corp.                                            79,194    550,398             0.0%
             G&K Services, Inc. Class A                                 28,477  1,874,356             0.1%
#            GATX Corp.                                                 49,628  2,317,628             0.1%
#*           Genco Shipping & Trading, Ltd.                              5,704     13,690             0.0%
*            Gencor Industries, Inc.                                    10,941    105,909             0.0%
#*           Generac Holdings, Inc.                                     47,280  1,492,157             0.1%
#            General Cable Corp.                                        94,687  1,457,233             0.1%
*            Gibraltar Industries, Inc.                                 65,935  1,669,474             0.1%
             Global Brass & Copper Holdings, Inc.                       32,646    734,209             0.0%
*            Goldfield Corp. (The)                                       2,800      4,844             0.0%
#            Gorman-Rupp Co. (The)                                      35,697  1,020,577             0.0%
*            GP Strategies Corp.                                        44,418  1,114,448             0.1%
             Graham Corp.                                               19,937    338,331             0.0%
             Granite Construction, Inc.                                 61,471  2,018,708             0.1%
#*           Great Lakes Dredge & Dock Corp.                           120,104    480,416             0.0%
#            Greenbrier Cos., Inc. (The)                                60,056  2,284,530             0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Industrials -- (Continued)
#   Griffon Corp.                                              91,355 $1,569,479             0.1%
    H&E Equipment Services, Inc.                               77,349  1,493,609             0.1%
    Hardinge, Inc.                                             17,812    168,502             0.0%
    Harsco Corp.                                               52,172    559,806             0.0%
#*  Hawaiian Holdings, Inc.                                   137,064  4,756,121             0.2%
#   Healthcare Services Group, Inc.                            42,258  1,574,533             0.1%
#   Heartland Express, Inc.                                    99,376  1,871,250             0.1%
    HEICO Corp.                                                27,834  1,403,947             0.1%
#   HEICO Corp. Class A                                        53,676  2,344,568             0.1%
    Heidrick & Struggles International, Inc.                   39,264  1,042,852             0.0%
*   Heritage-Crystal Clean, Inc.                                  704      8,392             0.0%
    Herman Miller, Inc.                                        63,692  2,020,947             0.1%
#   Hexcel Corp.                                                2,100     97,272             0.0%
*   Hill International, Inc.                                   24,935     84,280             0.0%
    Hillenbrand, Inc.                                          64,453  1,912,321             0.1%
    HNI Corp.                                                  42,854  1,840,151             0.1%
    Houston Wire & Cable Co.                                    4,468     27,702             0.0%
*   Hub Group, Inc. Class A                                    69,570  2,781,409             0.1%
*   Hudson Global, Inc.                                        26,007     60,076             0.0%
#*  Hudson Technologies, Inc.                                  17,970     61,637             0.0%
    Hurco Cos., Inc.                                           16,988    456,468             0.0%
*   Huron Consulting Group, Inc.                               39,156  1,891,235             0.1%
    Hyster-Yale Materials Handling, Inc.                       22,582  1,321,499             0.1%
*   ICF International, Inc.                                    44,438  1,362,913             0.1%
#*  InnerWorkings, Inc.                                        53,735    401,938             0.0%
*   Innovative Solutions & Support, Inc.                       19,757     49,393             0.0%
    Insperity, Inc.                                            28,515  1,324,807             0.1%
    Insteel Industries, Inc.                                   33,274    711,731             0.0%
*   Integrated Electrical Services, Inc.                       17,521    123,873             0.0%
    Interface, Inc.                                           122,955  2,403,770             0.1%
#*  Intersections, Inc.                                        17,187     37,640             0.0%
#*  JetBlue Airways Corp.                                     324,746  8,066,691             0.4%
    John Bean Technologies Corp.                               62,171  2,788,991             0.1%
    Kadant, Inc.                                               23,091    949,502             0.0%
#   Kaman Corp.                                                39,267  1,527,094             0.1%
    KBR, Inc.                                                  74,900  1,381,156             0.1%
#   Kelly Services, Inc. Class A                               50,871    803,762             0.0%
#   Kennametal, Inc.                                           98,179  2,760,793             0.1%
*   Key Technology, Inc.                                       12,633    141,363             0.0%
    Kforce, Inc.                                               80,120  2,252,173             0.1%
    Kimball International, Inc. Class B                        69,730    761,452             0.0%
*   KLX, Inc.                                                   6,797    265,831             0.0%
    Knight Transportation, Inc.                               159,126  4,044,983             0.2%
    Knoll, Inc.                                                47,423  1,102,111             0.1%
    Korn/Ferry International                                   95,666  3,479,372             0.2%
#*  Kratos Defense & Security Solutions, Inc.                  90,208    450,138             0.0%
#   Landstar System, Inc.                                      27,292  1,720,488             0.1%
*   Lawson Products, Inc.                                      15,570    404,976             0.0%
*   Layne Christensen Co.                                       3,514     22,279             0.0%
#   Lindsay Corp.                                              14,054    952,580             0.0%
*   LMI Aerospace, Inc.                                         8,960     93,990             0.0%
    LS Starrett Co. (The) Class A                               5,520     65,964             0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Industrials -- (Continued)
    LSI Industries, Inc.                                       30,197 $  324,316             0.0%
*   Lydall, Inc.                                               40,300  1,379,469             0.1%
    Manitowoc Co., Inc. (The)                                 160,050  2,448,765             0.1%
    Marten Transport, Ltd.                                     79,149  1,297,252             0.1%
#*  MasTec, Inc.                                              114,165  1,914,547             0.1%
    Matson, Inc.                                               68,601  3,143,984             0.1%
    Matthews International Corp. Class A                       53,037  3,061,826             0.1%
#   McGrath RentCorp                                           31,476    945,854             0.0%
#*  Meritor, Inc.                                             167,585  1,821,649             0.1%
*   Mfri, Inc.                                                 11,947     67,381             0.0%
*   Middleby Corp. (The)                                       35,748  4,180,371             0.2%
    Miller Industries, Inc.                                    28,045    636,061             0.0%
*   Mistras Group, Inc.                                        33,497    633,763             0.0%
#   Mobile Mini, Inc.                                          72,636  2,487,057             0.1%
*   Moog, Inc. Class A                                         52,461  3,239,991             0.2%
*   Moog, Inc. Class B                                            488     30,312             0.0%
#*  MRC Global, Inc.                                           39,295    467,611             0.0%
    MSA Safety, Inc.                                           40,012  1,739,722             0.1%
    Mueller Industries, Inc.                                   97,911  3,086,155             0.1%
    Mueller Water Products, Inc. Class A                      218,949  1,926,751             0.1%
    Multi-Color Corp.                                          32,495  2,529,411             0.1%
*   MYR Group, Inc.                                            49,036  1,103,310             0.1%
    National Presto Industries, Inc.                            7,876    693,482             0.0%
*   Navigant Consulting, Inc.                                  77,996  1,341,531             0.1%
#*  NCI Building Systems, Inc.                                 17,046    178,301             0.0%
*   NL Industries, Inc.                                       109,437    381,935             0.0%
#   NN, Inc.                                                   44,380    612,444             0.0%
#*  Nortek, Inc.                                                  344     21,104             0.0%
*   Northwest Pipe Co.                                         16,603    219,326             0.0%
*   NV5 Holdings, Inc.                                          3,584     83,436             0.0%
    Omega Flex, Inc.                                           20,621    852,472             0.0%
*   On Assignment, Inc.                                       101,799  4,592,153             0.2%
    Orbital ATK, Inc.                                          36,517  3,126,586             0.1%
#*  Orion Energy Systems, Inc.                                 18,929     34,261             0.0%
#*  Orion Marine Group, Inc.                                   28,209    110,297             0.0%
*   PAM Transportation Services, Inc.                          16,373    584,680             0.0%
    Park-Ohio Holdings Corp.                                   31,470  1,085,715             0.1%
*   Patrick Industries, Inc.                                   34,912  1,416,729             0.1%
#*  Patriot Transportation Holding, Inc.                        5,218    115,735             0.0%
#*  Performant Financial Corp.                                 10,586     24,454             0.0%
*   PGT, Inc.                                                 118,041  1,423,574             0.1%
#*  Ply Gem Holdings, Inc.                                     14,752    174,369             0.0%
    Powell Industries, Inc.                                    27,318    910,236             0.0%
#*  Power Solutions International, Inc.                           464      8,371             0.0%
#*  PowerSecure International, Inc.                            40,151    500,281             0.0%
    Preformed Line Products Co.                                 5,405    229,713             0.0%
#   Primoris Services Corp.                                    76,373  1,521,350             0.1%
    Providence and Worcester Railroad Co.                       1,886     30,214             0.0%
    Quad/Graphics, Inc.                                        17,042    219,842             0.0%
    Quanex Building Products Corp.                             66,078  1,246,892             0.1%
*   Radiant Logistics, Inc.                                    21,425     85,057             0.0%
#   Raven Industries, Inc.                                     57,320  1,043,797             0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Industrials -- (Continued)
#*  RBC Bearings, Inc.                                         30,304 $2,072,491             0.1%
    RCM Technologies, Inc.                                     22,513    115,041             0.0%
    Regal Beloit Corp.                                          4,906    312,954             0.0%
*   Republic Airways Holdings, Inc.                            74,178    427,265             0.0%
    Resources Connection, Inc.                                 91,168  1,636,466             0.1%
*   Rexnord Corp.                                              99,167  1,832,606             0.1%
*   Roadrunner Transportation Systems, Inc.                    49,060    521,998             0.0%
*   RPX Corp.                                                  53,627    763,648             0.0%
#   RR Donnelley & Sons Co.                                    43,702    737,253             0.0%
#*  Rush Enterprises, Inc. Class A                             44,647  1,088,494             0.1%
*   Rush Enterprises, Inc. Class B                             18,930    429,332             0.0%
#*  Saia, Inc.                                                 61,297  1,447,222             0.1%
    Servotronics, Inc.                                          4,083     28,581             0.0%
    SIFCO Industries, Inc.                                     11,271    140,662             0.0%
#   Simpson Manufacturing Co., Inc.                            80,328  3,050,857             0.1%
    SkyWest, Inc.                                              58,064  1,105,539             0.1%
*   SL Industries, Inc.                                        14,437    483,639             0.0%
*   SP Plus Corp.                                              27,963    713,056             0.0%
*   Sparton Corp.                                              25,636    603,215             0.0%
    Standex International Corp.                                32,398  2,906,749             0.1%
    Steelcase, Inc. Class A                                   164,056  3,184,327             0.1%
#*  Sterling Construction Co., Inc.                            10,311     39,904             0.0%
#*  Stock Building Supply Holdings, Inc.                        8,519    147,208             0.0%
#   Sun Hydraulics Corp.                                       39,087  1,144,858             0.1%
    Supreme Industries, Inc. Class A                            6,592     52,736             0.0%
#*  Swift Transportation Co.                                   91,199  1,425,440             0.1%
    TAL International Group, Inc.                              54,651    926,881             0.0%
#*  Taser International, Inc.                                 117,616  2,753,391             0.1%
#*  Team, Inc.                                                 41,632  1,457,120             0.1%
*   Teledyne Technologies, Inc.                                14,770  1,317,927             0.1%
    Tennant Co.                                                19,155  1,109,458             0.1%
#   Terex Corp.                                                78,600  1,576,716             0.1%
    Tetra Tech, Inc.                                          107,483  2,891,293             0.1%
#   Textainer Group Holdings, Ltd.                             44,141    863,398             0.0%
*   Thermon Group Holdings, Inc.                               31,681    637,105             0.0%
#   Titan International, Inc.                                  57,267    406,596             0.0%
*   Titan Machinery, Inc.                                      26,461    323,618             0.0%
    Toro Co. (The)                                              7,915    595,762             0.0%
*   TRC Cos., Inc.                                             55,066    568,832             0.0%
#*  Trex Co., Inc.                                             52,216  2,040,079             0.1%
#*  Trimas Corp.                                               57,015  1,140,870             0.1%
    Triumph Group, Inc.                                        35,894  1,671,943             0.1%
*   TrueBlue, Inc.                                             72,527  2,101,107             0.1%
#*  Tutor Perini Corp.                                         71,882  1,206,180             0.1%
    Twin Disc, Inc.                                            18,414    216,917             0.0%
*   Ultralife Corp.                                            13,852     93,917             0.0%
    UniFirst Corp.                                             27,864  2,927,670             0.1%
    Universal Forest Products, Inc.                            30,181  2,192,046             0.1%
    Universal Truckload Services, Inc.                         29,188    466,424             0.0%
#   US Ecology, Inc.                                           44,741  1,754,295             0.1%
*   USA Truck, Inc.                                            22,813    414,740             0.0%
#*  UTi Worldwide, Inc.                                       210,117  1,498,134             0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                              SHARES     VALUE+    OF NET ASSETS**
                                                              ------- ------------ ---------------
Industrials -- (Continued)
    Valmont Industries, Inc.                                   16,741 $  1,815,394             0.1%
*   Vectrus, Inc.                                               3,101       77,122             0.0%
#*  Veritiv Corp.                                               4,054      170,268             0.0%
*   Versar, Inc.                                               13,985       45,591             0.0%
    Viad Corp.                                                 43,595    1,312,645             0.1%
#*  Vicor Corp.                                                24,406      235,762             0.0%
*   Virco Manufacturing Corp.                                   6,861       24,837             0.0%
*   Volt Information Sciences, Inc.                             9,182       79,149             0.0%
    VSE Corp.                                                   8,148      468,184             0.0%
#*  Wabash National Corp.                                      97,057    1,161,772             0.1%
    Watsco, Inc. Class B                                        1,348      165,804             0.0%
    Watts Water Technologies, Inc. Class A                     40,117    2,183,969             0.1%
#   Werner Enterprises, Inc.                                  137,323    3,633,567             0.2%
#*  Wesco Aircraft Holdings, Inc.                              35,164      438,143             0.0%
#*  WESCO International, Inc.                                  22,494    1,100,631             0.1%
    West Corp.                                                 38,539      917,614             0.0%
*   Willdan Group, Inc.                                         7,195       79,936             0.0%
*   Willis Lease Finance Corp.                                 11,622      181,303             0.0%
    Woodward, Inc.                                             40,191    1,828,690             0.1%
#*  Xerium Technologies, Inc.                                   9,000      121,500             0.0%
#*  XPO Logistics, Inc.                                        46,793    1,298,974             0.1%
*   YRC Worldwide, Inc.                                        28,782      525,559             0.0%
                                                                      ------------            ----
Total Industrials                                                      376,807,527            17.2%
                                                                      ------------            ----
Information Technology -- (13.1%)
*   ACI Worldwide, Inc.                                       111,286    2,665,300             0.1%
*   Actua Corp.                                                84,035    1,163,885             0.1%
*   Acxiom Corp.                                              118,590    2,623,211             0.1%
*   ADDvantage Technologies Group, Inc.                           924        2,171             0.0%
    ADTRAN, Inc.                                               78,168    1,213,949             0.1%
*   Advanced Energy Industries, Inc.                           84,045    2,376,793             0.1%
*   Agilysys, Inc.                                             35,077      398,825             0.0%
#   Alliance Fiber Optic Products, Inc.                        20,101      273,575             0.0%
*   Alpha & Omega Semiconductor, Ltd.                           5,525       49,062             0.0%
    American Software, Inc. Class A                            55,346      566,190             0.0%
*   Amkor Technology, Inc.                                    179,216    1,114,723             0.1%
#*  Amtech Systems, Inc.                                       19,414       99,982             0.0%
*   Anixter International, Inc.                                28,698    1,968,109             0.1%
*   ARRIS Group, Inc.                                           8,928      252,305             0.0%
#*  Aspen Technology, Inc.                                     18,271      756,237             0.0%
    Astro-Med, Inc.                                             5,157       67,969             0.0%
*   AVG Technologies NV                                        55,298    1,310,563             0.1%
*   Aviat Networks, Inc.                                       42,998       43,858             0.0%
#*  Avid Technology, Inc.                                      55,889      472,262             0.0%
    AVX Corp.                                                  36,698      495,423             0.0%
*   Aware, Inc.                                                31,813      102,756             0.0%
*   Axcelis Technologies, Inc.                                190,935      534,618             0.0%
*   AXT, Inc.                                                  69,496      152,891             0.0%
#   Badger Meter, Inc.                                         31,786    1,925,596             0.1%
*   Bankrate, Inc.                                             17,270      204,995             0.0%
#*  Barracuda Networks, Inc.                                   25,949      497,702             0.0%
#   Bel Fuse, Inc. Class A                                      3,112       49,481             0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Information Technology -- (Continued)
    Bel Fuse, Inc. Class B                                     12,225 $  220,417             0.0%
    Belden, Inc.                                               43,692  2,797,599             0.1%
*   Benchmark Electronics, Inc.                                66,556  1,316,478             0.1%
    Black Box Corp.                                            18,418    224,884             0.0%
    Blackbaud, Inc.                                            38,705  2,426,416             0.1%
*   Blackhawk Network Holdings, Inc.                           25,120  1,069,610             0.1%
#*  Blucora, Inc.                                              98,115    961,527             0.1%
    Booz Allen Hamilton Holding Corp.                          37,228  1,096,737             0.1%
#*  Bottomline Technologies de, Inc.                           37,887  1,048,712             0.1%
*   Brightcove, Inc.                                            5,662     35,104             0.0%
#*  BroadSoft, Inc.                                             5,752    183,891             0.0%
*   BroadVision, Inc.                                           4,587     27,568             0.0%
    Brooks Automation, Inc.                                   110,737  1,222,536             0.1%
*   Bsquare Corp.                                              22,057    239,980             0.0%
*   Cabot Microelectronics Corp.                               38,474  1,622,449             0.1%
*   CACI International, Inc. Class A                           38,166  3,703,629             0.2%
#*  CalAmp Corp.                                              100,846  1,912,040             0.1%
*   Calix, Inc.                                                82,302    575,291             0.0%
#*  Cardtronics, Inc.                                          44,602  1,538,769             0.1%
*   Cascade Microtech, Inc.                                    24,650    377,638             0.0%
#   Cass Information Systems, Inc.                             23,268  1,213,659             0.1%
#*  Ceva, Inc.                                                 37,919    886,167             0.0%
    Checkpoint Systems, Inc.                                   56,823    425,036             0.0%
*   CIBER, Inc.                                               110,975    396,181             0.0%
#*  Ciena Corp.                                               168,161  4,059,407             0.2%
#*  Cimpress NV                                                35,640  2,811,996             0.1%
*   Cirrus Logic, Inc.                                        109,053  3,362,104             0.2%
#*  Clearfield, Inc.                                           30,926    433,892             0.0%
    Cognex Corp.                                               74,527  2,802,215             0.1%
#*  Coherent, Inc.                                             29,499  1,598,846             0.1%
    Cohu, Inc.                                                 41,470    522,107             0.0%
    Communications Systems, Inc.                               19,815    160,700             0.0%
#*  CommVault Systems, Inc.                                    21,352    865,183             0.0%
    Computer Task Group, Inc.                                  28,282    203,630             0.0%
    Comtech Telecommunications Corp.                           29,169    704,723             0.0%
    Concurrent Computer Corp.                                  13,072     64,968             0.0%
#*  Constant Contact, Inc.                                     53,345  1,392,304             0.1%
    Convergys Corp.                                           170,395  4,374,040             0.2%
*   CoreLogic, Inc.                                           106,141  4,137,376             0.2%
*   Covisint Corp.                                             17,280     36,461             0.0%
#*  Cray, Inc.                                                 93,041  2,756,805             0.1%
*   Cree, Inc.                                                 11,267    283,816             0.0%
    CSG Systems International, Inc.                            71,089  2,382,903             0.1%
    CSP, Inc.                                                   1,770      9,947             0.0%
    CTS Corp.                                                  68,434  1,244,130             0.1%
*   CyberOptics Corp.                                          19,947    140,427             0.0%
#   Cypress Semiconductor Corp.                               233,093  2,456,800             0.1%
#   Daktronics, Inc.                                           84,044    815,227             0.0%
*   Datalink Corp.                                             44,686    326,208             0.0%
*   Datawatch Corp.                                             2,100     11,466             0.0%
*   Demand Media, Inc.                                          1,068      4,646             0.0%
#*  Determine, Inc.                                             1,042      4,491             0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Information Technology -- (Continued)
*   DHI Group, Inc.                                           110,294 $  998,161             0.1%
#   Diebold, Inc.                                              52,906  1,950,644             0.1%
*   Digi International, Inc.                                   39,512    509,705             0.0%
#*  Digimarc Corp.                                              8,290    186,193             0.0%
*   Diodes, Inc.                                               53,868  1,233,577             0.1%
*   DSP Group, Inc.                                            52,899    534,280             0.0%
*   DTS, Inc.                                                  39,711  1,181,799             0.1%
#   EarthLink Holdings Corp.                                  203,537  1,740,241             0.1%
#   Ebix, Inc.                                                 42,888  1,189,284             0.1%
*   Edgewater Technology, Inc.                                 10,739     85,268             0.0%
#   Electro Rent Corp.                                         33,283    345,478             0.0%
    Electro Scientific Industries, Inc.                         6,679     31,191             0.0%
*   Electronics for Imaging, Inc.                              66,927  3,108,090             0.1%
#*  Ellie Mae, Inc.                                            22,063  1,610,158             0.1%
#*  eMagin Corp.                                               18,056     40,626             0.0%
*   Emcore Corp.                                               36,583    250,228             0.0%
#*  EnerNOC, Inc.                                              44,015    345,078             0.0%
*   Entegris, Inc.                                            203,046  2,605,080             0.1%
#*  Envestnet, Inc.                                            21,270    635,122             0.0%
*   EPAM Systems, Inc.                                         39,497  3,055,093             0.1%
    EPIQ Systems, Inc.                                         66,890    923,082             0.0%
*   ePlus, Inc.                                                19,530  1,648,723             0.1%
#*  Euronet Worldwide, Inc.                                    57,470  4,611,393             0.2%
*   Everi Holdings, Inc.                                      147,968    692,490             0.0%
#*  Everyday Health, Inc.                                       4,690     44,086             0.0%
    Evolving Systems, Inc.                                      1,888     10,818             0.0%
*   Exar Corp.                                                106,170    604,107             0.0%
*   ExlService Holdings, Inc.                                  36,484  1,614,782             0.1%
*   Extreme Networks, Inc.                                    159,840    573,826             0.0%
#*  Fabrinet                                                   41,087    890,355             0.0%
#   Fair Isaac Corp.                                           47,990  4,432,836             0.2%
*   Fairchild Semiconductor International, Inc.               219,234  3,656,823             0.2%
#*  FARO Technologies, Inc.                                    32,318  1,092,025             0.1%
    FEI Co.                                                    37,325  2,694,492             0.1%
#*  Finisar Corp.                                             150,021  1,705,739             0.1%
*   FormFactor, Inc.                                           84,904    699,609             0.0%
    Forrester Research, Inc.                                   35,124  1,133,451             0.1%
*   Frequency Electronics, Inc.                                18,265    199,454             0.0%
*   GigOptix, Inc.                                             16,122     39,983             0.0%
    Globalscape, Inc.                                          12,700     48,006             0.0%
#*  GrubHub, Inc.                                              35,523    851,842             0.0%
*   GSE Systems, Inc.                                          33,450     45,492             0.0%
*   GSI Group, Inc.                                            65,199    880,838             0.0%
*   GSI Technology, Inc.                                       38,850    163,947             0.0%
#*  GTT Communications, Inc.                                   23,969    448,700             0.0%
    Hackett Group, Inc. (The)                                  96,523  1,436,262             0.1%
*   Harmonic, Inc.                                            147,900    851,904             0.0%
    Harris Corp.                                                5,722    452,782             0.0%
#   Heartland Payment Systems, Inc.                            47,898  3,544,452             0.2%
#*  Hutchinson Technology, Inc.                                28,499     49,873             0.0%
*   ID Systems, Inc.                                           20,787     73,170             0.0%
*   IEC Electronics Corp.                                      18,692     66,170             0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Information Technology -- (Continued)
*   II-VI, Inc.                                                70,886 $1,284,454             0.1%
*   Image Sensing Systems, Inc.                                 3,500     13,195             0.0%
*   Imation Corp.                                              28,813     58,202             0.0%
*   Immersion Corp.                                            30,473    395,540             0.0%
#*  Infinera Corp.                                             75,164  1,485,241             0.1%
*   Innodata, Inc.                                             45,079    106,386             0.0%
*   Inphi Corp.                                                31,556    939,422             0.0%
*   Insight Enterprises, Inc.                                  61,539  1,563,091             0.1%
*   Integrated Device Technology, Inc.                        216,250  5,514,375             0.3%
    Integrated Silicon Solution, Inc.                          68,979  1,550,648             0.1%
#   InterDigital, Inc.                                         49,707  2,522,133             0.1%
*   Internap Corp.                                            124,537    841,870             0.0%
    Intersil Corp. Class A                                    206,754  2,801,517             0.1%
*   Intevac, Inc.                                              14,418     70,648             0.0%
*   IntraLinks Holdings, Inc.                                  76,564    669,935             0.0%
*   IntriCon Corp.                                             16,201    132,524             0.0%
*   Inuvo, Inc.                                                22,409     64,314             0.0%
*   Iteris, Inc.                                               41,957    100,277             0.0%
#*  Itron, Inc.                                                38,977  1,431,625             0.1%
*   Ixia                                                      108,397  1,562,001             0.1%
    IXYS Corp.                                                 67,866    845,610             0.0%
#   j2 Global, Inc.                                            52,240  4,051,212             0.2%
*   Kemet Corp.                                                 5,780     16,068             0.0%
*   Key Tronic Corp.                                           23,300    194,089             0.0%
*   Kimball Electronics, Inc.                                  52,116    593,601             0.0%
#*  Knowles Corp.                                              26,378    439,457             0.0%
#*  Kopin Corp.                                               123,328    329,286             0.0%
*   Kulicke & Soffa Industries, Inc.                          123,276  1,306,726             0.1%
*   KVH Industries, Inc.                                       35,503    347,929             0.0%
#*  Lattice Semiconductor Corp.                               253,404  1,160,590             0.1%
#   Lexmark International, Inc. Class A                        90,382  2,936,511             0.1%
*   LGL Group, Inc. (The)                                       1,474      5,741             0.0%
*   Limelight Networks, Inc.                                  170,669    348,165             0.0%
*   Lionbridge Technologies, Inc.                             115,498    622,534             0.0%
*   Liquidity Services, Inc.                                   43,203    353,833             0.0%
    Littelfuse, Inc.                                           29,200  2,917,956             0.1%
#*  LoJack Corp.                                               39,448    116,766             0.0%
*   Lumentum Holdings, Inc.                                    33,295    477,450             0.0%
#*  M/A-COM Technology Solutions Holdings, Inc.                32,156  1,084,943             0.1%
*   Manhattan Associates, Inc.                                103,202  7,518,266             0.3%
    ManTech International Corp. Class A                        35,854  1,036,181             0.1%
    Marchex, Inc. Class B                                      27,122    117,167             0.0%
*   Mattersight Corp.                                           8,111     58,480             0.0%
#*  Mattson Technology, Inc.                                   66,111    154,700             0.0%
    MAXIMUS, Inc.                                              67,242  4,585,904             0.2%
*   MaxLinear, Inc. Class A                                    29,847    388,011             0.0%
#*  Maxwell Technologies, Inc.                                 32,591    195,546             0.0%
#   Mentor Graphics Corp.                                     206,641  5,620,635             0.3%
*   Mercury Systems, Inc.                                      56,104    962,745             0.1%
#   Mesa Laboratories, Inc.                                     6,345    709,688             0.0%
    Methode Electronics, Inc.                                  97,435  3,247,509             0.2%
*   Microsemi Corp.                                           115,913  4,174,027             0.2%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Information Technology -- (Continued)
*   MicroStrategy, Inc. Class A                                 3,200 $  550,624             0.0%
#   MKS Instruments, Inc.                                      91,951  3,240,353             0.2%
    MOCON, Inc.                                                11,568    158,597             0.0%
#*  ModusLink Global Solutions, Inc.                           57,599    166,461             0.0%
#*  MoneyGram International, Inc.                              14,825    149,881             0.0%
    Monolithic Power Systems, Inc.                             67,412  4,207,857             0.2%
    Monotype Imaging Holdings, Inc.                            71,866  1,964,816             0.1%
#*  Monster Worldwide, Inc.                                   165,844  1,039,842             0.1%
*   MoSys, Inc.                                                15,310     21,281             0.0%
#   MTS Systems Corp.                                          22,955  1,515,719             0.1%
*   Multi-Fineline Electronix, Inc.                            33,128    615,518             0.0%
#*  Nanometrics, Inc.                                          40,128    613,156             0.0%
*   NAPCO Security Technologies, Inc.                          24,639    166,067             0.0%
    NCI, Inc. Class A                                           5,949     92,447             0.0%
#*  NeoPhotonics Corp.                                          6,992     57,824             0.0%
*   NETGEAR, Inc.                                              60,312  2,496,917             0.1%
*   Netscout Systems, Inc.                                     74,333  2,666,325             0.1%
*   Newport Corp.                                              69,913  1,056,385             0.1%
    NIC, Inc.                                                  29,701    563,428             0.0%
#*  Novatel Wireless, Inc.                                     25,925     55,739             0.0%
#*  Numerex Corp. Class A                                      34,182    275,507             0.0%
    NVE Corp.                                                   1,185     70,259             0.0%
*   OmniVision Technologies, Inc.                             100,115  2,890,320             0.1%
#*  Onvia, Inc.                                                 3,803     14,870             0.0%
    Optical Cable Corp.                                        17,561     54,966             0.0%
*   OSI Systems, Inc.                                          37,310  3,215,376             0.2%
*   PAR Technology Corp.                                        8,112     42,669             0.0%
    Park Electrochemical Corp.                                 27,410    447,879             0.0%
#*  Paycom Software, Inc.                                       5,987    227,566             0.0%
#   PC Connection, Inc.                                        61,775  1,435,651             0.1%
    PC-Tel, Inc.                                               30,393    173,696             0.0%
*   PCM, Inc.                                                  28,324    262,563             0.0%
#*  PDF Solutions, Inc.                                        51,186    540,524             0.0%
    Pegasystems, Inc.                                          30,981    864,060             0.0%
*   Perceptron, Inc.                                           24,048    191,182             0.0%
*   Perficient, Inc.                                           76,927  1,286,219             0.1%
    Pericom Semiconductor Corp.                                55,754    972,907             0.1%
*   Pfsweb, Inc.                                               21,054    337,285             0.0%
#*  Photronics, Inc.                                          150,307  1,441,444             0.1%
*   Planar Systems, Inc.                                       55,156    343,622             0.0%
#*  Planet Payment, Inc.                                       15,841     47,523             0.0%
    Plantronics, Inc.                                          47,493  2,546,575             0.1%
*   Plexus Corp.                                               53,558  1,854,178             0.1%
*   PMC-Sierra, Inc.                                          332,377  3,961,934             0.2%
*   Polycom, Inc.                                             209,262  2,883,630             0.1%
    Power Integrations, Inc.                                   32,553  1,647,507             0.1%
*   PRGX Global, Inc.                                          10,132     37,995             0.0%
*   Progress Software Corp.                                    86,939  2,110,879             0.1%
#   QAD, Inc. Class A                                          25,004    638,602             0.0%
    QAD, Inc. Class B                                           4,173     88,593             0.0%
*   QLogic Corp.                                              127,005  1,574,862             0.1%
*   Qualstar Corp.                                             12,400     14,632             0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Information Technology -- (Continued)
#*  QuinStreet, Inc.                                            9,829 $   54,551             0.0%
*   Qumu Corp.                                                 17,188     44,861             0.0%
#*  Rambus, Inc.                                              135,419  1,397,524             0.1%
#*  RealD, Inc.                                                17,462    177,589             0.0%
*   RealNetworks, Inc.                                         61,867    240,044             0.0%
    Reis, Inc.                                                 15,953    388,296             0.0%
*   Relm Wireless Corp.                                        29,676    127,607             0.0%
#*  RetailMeNot, Inc.                                          27,328    240,213             0.0%
#   RF Industries, Ltd.                                         9,264     41,781             0.0%
    Richardson Electronics, Ltd.                               18,176    109,056             0.0%
#*  Rofin-Sinar Technologies, Inc.                             41,245  1,194,455             0.1%
*   Rogers Corp.                                               24,439  1,136,902             0.1%
#*  Rosetta Stone, Inc.                                         9,240     60,799             0.0%
#*  Rovi Corp.                                                121,399  1,110,801             0.1%
#*  Ruckus Wireless, Inc.                                      41,859    472,170             0.0%
#*  Rudolph Technologies, Inc.                                 71,086    909,190             0.0%
*   Sanmina Corp.                                             148,533  3,070,177             0.1%
*   ScanSource, Inc.                                           40,563  1,399,829             0.1%
    Science Applications International Corp.                   39,851  1,827,567             0.1%
*   SciQuest, Inc.                                              5,600     66,416             0.0%
#*  Seachange International, Inc.                              60,406    390,827             0.0%
#*  Semtech Corp.                                              57,080    998,900             0.1%
*   Sevcon, Inc.                                                4,832     44,358             0.0%
*   ShoreTel, Inc.                                             94,678    893,760             0.0%
#*  Sigma Designs, Inc.                                        64,761    570,544             0.0%
#*  Silicon Laboratories, Inc.                                 49,569  2,476,963             0.1%
*   SolarWinds, Inc.                                           20,160  1,169,885             0.1%
#*  Sonus Networks, Inc.                                       71,564    473,038             0.0%
    SS&C Technologies Holdings, Inc.                           17,270  1,280,570             0.1%
*   Stamps.com, Inc.                                           27,639  2,089,785             0.1%
*   StarTek, Inc.                                              24,159     86,972             0.0%
#*  Stratasys, Ltd.                                            11,636    296,718             0.0%
#*  SunPower Corp.                                             20,122    540,074             0.0%
#*  Super Micro Computer, Inc.                                 67,401  1,901,382             0.1%
*   support.com, Inc.                                          41,200     47,792             0.0%
*   Sykes Enterprises, Inc.                                    74,225  2,152,525             0.1%
#*  Synaptics, Inc.                                            51,017  4,341,037             0.2%
#*  Synchronoss Technologies, Inc.                             42,269  1,487,023             0.1%
    SYNNEX Corp.                                               63,951  5,655,826             0.3%
#*  Take-Two Interactive Software, Inc.                       153,713  5,103,272             0.2%
#*  Tangoe, Inc.                                                9,500     78,660             0.0%
*   Tech Data Corp.                                            60,694  4,417,916             0.2%
*   TechTarget, Inc.                                            7,502     69,994             0.0%
*   TeleCommunication Systems, Inc. Class A                   116,306    475,692             0.0%
*   Telenav, Inc.                                              58,543    421,510             0.0%
    TeleTech Holdings, Inc.                                    66,645  1,939,369             0.1%
    Tessco Technologies, Inc.                                  19,087    416,860             0.0%
    Tessera Technologies, Inc.                                 72,842  2,547,285             0.1%
    TheStreet, Inc.                                            35,261     50,776             0.0%
*   TiVo, Inc.                                                132,843  1,206,214             0.1%
    Transact Technologies, Inc.                                19,291    184,615             0.0%
#*  Travelzoo, Inc.                                             9,516     85,073             0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                              SHARES     VALUE+    OF NET ASSETS**
                                                              ------- ------------ ---------------
Information Technology -- (Continued)
#*  TTM Technologies, Inc.                                    125,775 $    918,157             0.0%
*   Tyler Technologies, Inc.                                   20,938    3,566,998             0.2%
#   Ubiquiti Networks, Inc.                                    10,940      319,229             0.0%
*   Ultra Clean Holdings, Inc.                                 29,746      145,160             0.0%
*   Ultratech, Inc.                                            39,724      620,886             0.0%
*   Unisys Corp.                                               44,296      593,566             0.0%
*   United Online, Inc.                                        31,842      371,915             0.0%
#*  Universal Display Corp.                                    12,091      414,842             0.0%
#*  Veeco Instruments, Inc.                                    58,612    1,056,188             0.1%
*   Verint Systems, Inc.                                       60,864    2,895,909             0.1%
#*  ViaSat, Inc.                                               54,861    3,618,632             0.2%
#*  Viavi Solutions, Inc.                                     166,478      990,544             0.1%
*   Vicon Industries, Inc.                                      6,594       10,880             0.0%
*   Virtusa Corp.                                              63,293    3,634,917             0.2%
#   Vishay Intertechnology, Inc.                              196,240    2,080,144             0.1%
*   Vishay Precision Group, Inc.                               12,904      151,364             0.0%
    Wayside Technology Group, Inc.                             12,677      231,102             0.0%
*   Web.com Group, Inc.                                        54,626    1,282,072             0.1%
#*  WebMD Health Corp.                                         12,606      512,560             0.0%
*   Xcerra Corp.                                               78,784      546,761             0.0%
*   XO Group, Inc.                                             64,966      982,936             0.1%
#*  YuMe, Inc.                                                  6,128       18,752             0.0%
*   Zix Corp.                                                 117,982      611,147             0.0%
#*  Zynga, Inc. Class A                                       825,021    1,955,300             0.1%
                                                                      ------------            ----
Total Information Technology                                           352,102,815            16.1%
                                                                      ------------            ----
Materials -- (4.0%)
    A Schulman, Inc.                                           56,979    2,044,976             0.1%
*   AEP Industries, Inc.                                       15,313    1,225,040             0.1%
#   Alcoa, Inc.                                               102,948      919,326             0.0%
#*  AM Castle & Co.                                             3,965        9,476             0.0%
#   American Vanguard Corp.                                    41,179      552,210             0.0%
    Ampco-Pittsburgh Corp.                                      1,388       16,087             0.0%
#   Axiall Corp.                                               58,890    1,192,522             0.1%
    Balchem Corp.                                              30,522    2,084,653             0.1%
*   Berry Plastics Group, Inc.                                 52,540    1,760,090             0.1%
*   Boise Cascade Co.                                          45,614    1,365,227             0.1%
    Cabot Corp.                                                 8,057      289,569             0.0%
    Calgon Carbon Corp.                                        74,538    1,282,054             0.1%
#   Carpenter Technology Corp.                                 22,096      736,018             0.0%
#*  Century Aluminum Co.                                      129,143      467,498             0.0%
    Chase Corp.                                                19,295      856,891             0.0%
*   Chemtura Corp.                                            175,823    5,615,787             0.3%
*   Clearwater Paper Corp.                                     22,117    1,115,360             0.1%
*   Codexis, Inc.                                              17,017       55,220             0.0%
    Commercial Metals Co.                                     198,664    2,854,802             0.1%
#   Compass Minerals International, Inc.                       33,886    2,752,899             0.1%
*   Contango ORE, Inc.                                          2,399       11,995             0.0%
*   Core Molding Technologies, Inc.                            24,525      491,481             0.0%
#   Deltic Timber Corp.                                        17,954    1,112,430             0.1%
    Domtar Corp.                                               64,009    2,639,731             0.1%
#   Eagle Materials, Inc.                                       6,839      451,579             0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Materials -- (Continued)
*   Ferro Corp.                                               149,092 $1,862,159             0.1%
#*  Flotek Industries, Inc.                                    39,200    709,520             0.0%
    Friedman Industries, Inc.                                   6,930     41,511             0.0%
#   FutureFuel Corp.                                           51,817    798,500             0.0%
#   Globe Specialty Metals, Inc.                              103,031  1,300,251             0.1%
    Graphic Packaging Holding Co.                             274,844  3,891,791             0.2%
#   Greif, Inc. Class A                                        19,117    626,655             0.0%
*   Handy & Harman, Ltd.                                        2,500     59,375             0.0%
#   Hawkins, Inc.                                              22,677    939,735             0.1%
#   Haynes International, Inc.                                 22,213    876,303             0.0%
    HB Fuller Co.                                              86,205  3,274,928             0.2%
*   Headwaters, Inc.                                          117,709  2,418,920             0.1%
#   Hecla Mining Co.                                          159,942    331,080             0.0%
#*  Horsehead Holding Corp.                                    83,085    235,961             0.0%
    Innophos Holdings, Inc.                                    31,492  1,338,095             0.1%
#   Innospec, Inc.                                             46,918  2,591,750             0.1%
#   Kaiser Aluminum Corp.                                      33,977  2,761,990             0.1%
    KapStone Paper and Packaging Corp.                        152,404  3,314,787             0.2%
#   KMG Chemicals, Inc.                                        27,369    575,844             0.0%
    Koppers Holdings, Inc.                                     30,941    586,641             0.0%
*   Kraton Performance Polymers, Inc.                          42,242    861,314             0.0%
#   Kronos Worldwide, Inc.                                     23,404    184,892             0.0%
#*  Louisiana-Pacific Corp.                                   261,688  4,621,410             0.2%
#*  LSB Industries, Inc.                                       32,490    508,468             0.0%
    Materion Corp.                                             42,709  1,287,676             0.1%
    Mercer International, Inc.                                 90,527    977,692             0.1%
    Minerals Technologies, Inc.                                48,615  2,865,368             0.1%
    Myers Industries, Inc.                                     89,037  1,389,868             0.1%
    Neenah Paper, Inc.                                         39,603  2,669,638             0.1%
#   Noranda Aluminum Holding Corp.                                498        857             0.0%
*   Northern Technologies International Corp.                   7,993    143,474             0.0%
    Olin Corp.                                                106,018  2,033,425             0.1%
#   Olympic Steel, Inc.                                        13,717    131,272             0.0%
*   OMNOVA Solutions, Inc.                                     60,882    437,133             0.0%
    PH Glatfelter Co.                                          71,213  1,381,532             0.1%
    PolyOne Corp.                                             131,230  4,388,331             0.2%
    Quaker Chemical Corp.                                      33,824  2,684,949             0.1%
#*  Real Industry, Inc.                                         1,083     10,288             0.0%
#*  Resolute Forest Products, Inc.                             38,764    289,567             0.0%
    Schnitzer Steel Industries, Inc. Class A                   49,509    834,722             0.0%
    Schweitzer-Mauduit International, Inc.                     55,848  2,168,019             0.1%
    Sensient Technologies Corp.                                70,854  4,624,641             0.2%
    Stepan Co.                                                 31,075  1,644,800             0.1%
#*  Stillwater Mining Co.                                     164,820  1,539,419             0.1%
    SunCoke Energy, Inc.                                      118,683    588,668             0.0%
    Synalloy Corp.                                             13,437    117,171             0.0%
#   TimkenSteel Corp.                                          18,143    193,042             0.0%
#*  Trecora Resources                                          21,962    312,739             0.0%
    Tredegar Corp.                                             30,500    434,930             0.0%
#   Tronox, Ltd. Class A                                       39,171    243,252             0.0%
*   UFP Technologies, Inc.                                        547     13,407             0.0%
    United States Lime & Minerals, Inc.                        12,780    624,303             0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                              PERCENTAGE
                                                                       SHARES     VALUE+    OF NET ASSETS**
                                                                       ------- ------------ ---------------
Materials -- (Continued)
*            Universal Stainless & Alloy Products, Inc.                  5,805 $     50,503             0.0%
#*           US Concrete, Inc.                                          19,220    1,065,941             0.1%
             Wausau Paper Corp.                                        129,988    1,327,177             0.1%
             Worthington Industries, Inc.                               92,356    2,835,329             0.1%
                                                                               ------------             ---
Total Materials                                                                 105,923,934             4.8%
                                                                               ------------             ---
Other -- (0.0%)
(degrees)*   Allen Organ Co. Escrow Shares                                 700           --             0.0%
(degrees)#*  Gerber Scientific, Inc. Escrow Shares                      58,381           --             0.0%
(degrees)*   Petrocorp, Inc. Escrow Shares                               5,200           --             0.0%
                                                                               ------------             ---
Total Other                                                                              --             0.0%
                                                                               ------------             ---
Telecommunication Services -- (0.9%)
#*           8x8, Inc.                                                  38,147      406,647             0.0%
*            Alaska Communications Systems Group, Inc.                  15,334       35,115             0.0%
             Atlantic Tele-Network, Inc.                                26,846    2,051,571             0.1%
#*           Boingo Wireless, Inc.                                      63,658      492,076             0.0%
*            Cincinnati Bell, Inc.                                     358,897    1,353,042             0.1%
#            Cogent Communications Holdings, Inc.                       28,779      884,091             0.0%
#            Consolidated Communications Holdings, Inc.                 82,155    1,815,625             0.1%
*            FairPoint Communications, Inc.                              6,491      104,116             0.0%
*            General Communication, Inc. Class A                        92,715    1,888,141             0.1%
#*           Hawaiian Telcom Holdco, Inc.                                3,202       73,070             0.0%
             IDT Corp. Class B                                          47,769      618,608             0.0%
             Inteliquent, Inc.                                          72,812    1,508,665             0.1%
#*           Iridium Communications, Inc.                              112,323      922,172             0.1%
             Lumos Networks Corp.                                       23,755      307,865             0.0%
#*           NTELOS Holdings Corp.                                      28,762      264,323             0.0%
#*           ORBCOMM, Inc.                                              95,669      568,274             0.0%
*            Premiere Global Services, Inc.                            122,592    1,677,059             0.1%
             Shenandoah Telecommunications Co.                          51,590    2,413,896             0.1%
             Spok Holdings, Inc.                                        49,865      899,066             0.1%
#*           Straight Path Communications, Inc. Class B                 21,984      681,504             0.0%
             Telephone & Data Systems, Inc.                             92,568    2,651,147             0.1%
*            United States Cellular Corp.                                4,708      191,804             0.0%
#*           Vonage Holdings Corp.                                     386,922    2,348,616             0.1%
                                                                               ------------             ---
Total Telecommunication Services                                                 24,156,493             1.1%
                                                                               ------------             ---
Utilities -- (2.9%)
#            ALLETE, Inc.                                               54,153    2,719,022             0.1%
             American States Water Co.                                  61,894    2,522,181             0.1%
#            Artesian Resources Corp. Class A                           17,365      423,011             0.0%
#            Avista Corp.                                               87,454    2,960,318             0.1%
#            Black Hills Corp.                                          53,374    2,443,462             0.1%
             California Water Service Group                             84,987    1,900,309             0.1%
             Chesapeake Utilities Corp.                                 33,157    1,731,127             0.1%
             Cleco Corp.                                                22,755    1,206,015             0.1%
#            Connecticut Water Service, Inc.                            20,421      751,697             0.0%
             Consolidated Water Co., Ltd.                               22,624      250,448             0.0%
             Delta Natural Gas Co., Inc.                                17,638      360,344             0.0%
*            Dynegy, Inc.                                               29,769      578,412             0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                         SHARES       VALUE+     OF NET ASSETS**
                                                                       ---------- -------------- ---------------
Utilities -- (Continued)
             El Paso Electric Co.                                          63,499 $    2,455,506             0.1%
             Empire District Electric Co. (The)                            60,281      1,359,337             0.1%
             Gas Natural, Inc.                                             14,749        130,086             0.0%
#            Genie Energy, Ltd. Class B                                    42,916        486,667             0.0%
             Hawaiian Electric Industries, Inc.                            33,010        965,873             0.1%
#            IDACORP, Inc.                                                 64,563      4,316,037             0.2%
#            Laclede Group, Inc. (The)                                     71,031      4,160,286             0.2%
#            MGE Energy, Inc.                                              45,082      1,860,534             0.1%
             Middlesex Water Co.                                           34,446        887,673             0.0%
             New Jersey Resources Corp.                                   140,301      4,444,736             0.2%
#            Northwest Natural Gas Co.                                     39,518      1,887,775             0.1%
#            NorthWestern Corp.                                            49,186      2,665,389             0.1%
#            ONE Gas, Inc.                                                 44,981      2,196,872             0.1%
#            Ormat Technologies, Inc.                                      24,410        920,745             0.0%
#            Otter Tail Corp.                                              42,344      1,161,919             0.1%
#            Pattern Energy Group, Inc.                                    24,149        564,845             0.0%
             Piedmont Natural Gas Co., Inc.                                68,042      3,899,487             0.2%
             PNM Resources, Inc.                                          112,152      3,153,714             0.2%
             Portland General Electric Co.                                 98,225      3,642,183             0.2%
             RGC Resources, Inc.                                           13,188        274,310             0.0%
             SJW Corp.                                                     40,978      1,300,232             0.1%
#            South Jersey Industries, Inc.                                100,654      2,668,338             0.1%
             Southwest Gas Corp.                                           70,456      4,330,226             0.2%
#*           Talen Energy Corp.                                            12,810        111,191             0.0%
#            UIL Holdings Corp.                                            77,556      3,954,580             0.2%
             Unitil Corp.                                                  30,882      1,095,385             0.1%
#            WGL Holdings, Inc.                                            82,214      5,116,177             0.2%
#            York Water Co. (The)                                          26,512        614,548             0.0%
                                                                                  --------------           -----
Total Utilities                                                                       78,470,997             3.6%
                                                                                  --------------           -----
TOTAL COMMON STOCKS                                                                2,176,887,391            99.4%
                                                                                  --------------           -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Capital Bank Corp. Contingent Value Rights                     3,283             --             0.0%
(degrees)*   Community Health Systems, Inc. Rights 01/04/16                13,875            132             0.0%
(degrees)*   Furiex Pharmaceuticals Contingent Value Rights                 8,889         86,845             0.0%
(degrees)#*  Magnum Hunter Resources Corp. Warrants 04/15/16               20,175             --             0.0%
(degrees)#*  Trius Therapeutics, Inc. Contingent Value Rights               6,973             --             0.0%
                                                                                  --------------           -----
TOTAL RIGHTS/WARRANTS                                                                     86,977             0.0%
                                                                                  --------------           -----
TOTAL INVESTMENT SECURITIES                                                        2,176,974,368
                                                                                  --------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
             State Street Institutional Liquid Reserves, 0.140%        11,578,254     11,578,254             0.5%
                                                                                  --------------           -----
SECURITIES LENDING COLLATERAL -- (18.3%)
(S)@         DFA Short Term Investment Fund                            42,159,593    487,786,489            22.3%
                                                                                  --------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $1,798,847,801)                               $2,676,339,111           122.2%
                                                                                  ==============           =====

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ---------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                --------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary       $   357,084,995           --   --    $  357,084,995
   Consumer Staples                  90,272,060           --   --        90,272,060
   Energy                            88,989,271           --   --        88,989,271
   Financials                       491,423,242 $     27,630   --       491,450,872
   Health Care                      211,623,610        4,817   --       211,628,427
   Industrials                      376,806,808          719   --       376,807,527
   Information Technology           352,102,815           --   --       352,102,815
   Materials                        105,923,934           --   --       105,923,934
   Other                                     --           --   --                --
   Telecommunication Services        24,156,493           --   --        24,156,493
   Utilities                         78,470,997           --   --        78,470,997
Rights/Warrants                              --       86,977   --            86,977
Temporary Cash Investments           11,578,254           --   --        11,578,254
Securities Lending Collateral                --  487,786,489   --       487,786,489
                                --------------- ------------   --    --------------
TOTAL                           $2,188,432,479  $487,906,632   --    $2,676,339,111
                                =============== ============   ==    ==============

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
COMMON STOCKS -- (88.7%)
Consumer Discretionary -- (14.0%)
#*  1-800-Flowers.com, Inc. Class A                            34,083 $   338,444             0.0%
    A. H. Belo Corp. Class A                                   11,610      62,810             0.0%
    Aaron's, Inc.                                              61,573   1,519,006             0.0%
#   Abercrombie & Fitch Co. Class A                            37,949     804,139             0.0%
    Advance Auto Parts, Inc.                                   12,339   2,448,428             0.1%
*   Amazon.com, Inc.                                           25,106  15,713,845             0.3%
    AMC Entertainment Holdings, Inc. Class A                   17,168     469,888             0.0%
#*  AMC Networks, Inc. Class A                                 19,815   1,464,130             0.0%
    AMCON Distributing Co.                                        116       9,744             0.0%
#*  America's Car-Mart, Inc.                                    8,804     301,449             0.0%
#*  American Axle & Manufacturing Holdings, Inc.               44,890     994,762             0.0%
#   American Eagle Outfitters, Inc.                           143,384   2,190,908             0.1%
#*  American Public Education, Inc.                            10,161     220,799             0.0%
*   Apollo Education Group, Inc.                               38,894     282,370             0.0%
    Aramark                                                    47,462   1,440,472             0.0%
#   Arctic Cat, Inc.                                            8,750     179,725             0.0%
    Ark Restaurants Corp.                                       2,015      47,675             0.0%
*   Asbury Automotive Group, Inc.                              32,033   2,537,014             0.1%
*   Ascena Retail Group, Inc.                                 154,572   2,058,899             0.0%
#*  Ascent Capital Group, Inc. Class A                          8,082     176,026             0.0%
#   Autoliv, Inc.                                              32,652   3,958,728             0.1%
*   AutoNation, Inc.                                           71,863   4,541,023             0.1%
*   AutoZone, Inc.                                              2,987   2,343,033             0.1%
*   Ballantyne Strong, Inc.                                     7,721      33,741             0.0%
#*  Barnes & Noble Education, Inc.                             48,442     714,520             0.0%
#   Barnes & Noble, Inc.                                       92,625   1,203,199             0.0%
    Bassett Furniture Industries, Inc.                          6,115     195,435             0.0%
    Beasley Broadcast Group, Inc. Class A                       2,443      10,334             0.0%
#*  Beazer Homes USA, Inc.                                      9,480     134,995             0.0%
#   bebe stores, Inc.                                          18,957      21,042             0.0%
#*  Bed Bath & Beyond, Inc.                                    39,910   2,379,833             0.1%
*   Belmond, Ltd. Class A                                      96,514   1,036,560             0.0%
#   Best Buy Co., Inc.                                        162,625   5,696,754             0.1%
    Big 5 Sporting Goods Corp.                                 24,918     228,000             0.0%
#   Big Lots, Inc.                                             59,080   2,723,588             0.1%
*   Biglari Holdings, Inc.                                        556     213,576             0.0%
#*  BJ's Restaurants, Inc.                                     23,712   1,017,956             0.0%
    Bloomin' Brands, Inc.                                     161,966   2,748,563             0.1%
#*  Blue Nile, Inc.                                             7,032     239,791             0.0%
#   Bob Evans Farms, Inc.                                      20,977     907,675             0.0%
#   Bon-Ton Stores, Inc. (The)                                  9,305      29,311             0.0%
#*  Books-A-Million, Inc.                                       3,054       9,681             0.0%
    BorgWarner, Inc.                                           80,647   3,453,305             0.1%
    Bowl America, Inc. Class A                                  1,280      19,136             0.0%
#*  Boyd Gaming Corp.                                          22,632     452,414             0.0%
*   Bravo Brio Restaurant Group, Inc.                          22,019     258,503             0.0%
*   Bridgepoint Education, Inc.                                13,246     102,657             0.0%
*   Bright Horizons Family Solutions, Inc.                     21,840   1,398,197             0.0%
#   Brinker International, Inc.                                33,703   1,533,824             0.0%
#   Brunswick Corp.                                            57,470   3,092,461             0.1%
#   Buckle, Inc. (The)                                         14,000     496,160             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  Buffalo Wild Wings, Inc.                                   14,047 $ 2,167,031             0.0%
*   Build-A-Bear Workshop, Inc.                                21,422     333,326             0.0%
*   Burlington Stores, Inc.                                    26,179   1,258,686             0.0%
#*  Cabela's, Inc.                                             63,955   2,505,117             0.1%
*   Cable One, Inc.                                             4,575   1,982,988             0.0%
#   Cablevision Systems Corp. Class A                          71,554   2,331,945             0.1%
#*  CafePress, Inc.                                             1,005       4,734             0.0%
#*  CalAtlantic Group, Inc.                                    74,389   2,833,477             0.1%
    Caleres, Inc.                                              40,544   1,239,025             0.0%
#   Callaway Golf Co.                                          59,390     590,931             0.0%
*   Cambium Learning Group, Inc.                               38,040     182,972             0.0%
    Canterbury Park Holding Corp.                                 200       2,054             0.0%
#   Capella Education Co.                                      15,212     686,822             0.0%
*   Career Education Corp.                                     51,865     187,233             0.0%
#*  CarMax, Inc.                                               97,481   5,752,354             0.1%
*   Carmike Cinemas, Inc.                                      17,739     454,296             0.0%
    Carnival Corp.                                             72,072   3,897,654             0.1%
#   Carriage Services, Inc.                                    16,183     348,096             0.0%
*   Carrols Restaurant Group, Inc.                             27,409     322,330             0.0%
    Carter's, Inc.                                             32,552   2,958,326             0.1%
    Cato Corp. (The) Class A                                   24,257     915,944             0.0%
*   Cavco Industries, Inc.                                      6,607     651,450             0.0%
    CBS Corp. Class A                                           3,886     196,612             0.0%
    CBS Corp. Class B                                         146,185   6,800,526             0.1%
*   Century Casinos, Inc.                                       1,788      12,158             0.0%
*   Century Communities, Inc.                                   5,471     104,387             0.0%
*   Charles & Colvard, Ltd.                                    12,152      16,527             0.0%
#*  Charter Communications, Inc. Class A                       18,345   3,502,794             0.1%
#   Cheesecake Factory, Inc. (The)                             62,573   3,016,019             0.1%
#*  Cherokee, Inc.                                              8,013     145,436             0.0%
#   Chico's FAS, Inc.                                         109,578   1,514,368             0.0%
#   Children's Place, Inc. (The)                               18,850   1,011,680             0.0%
*   Chipotle Mexican Grill, Inc.                                4,600   2,945,058             0.1%
#   Choice Hotels International, Inc.                          23,511   1,229,860             0.0%
    Churchill Downs, Inc.                                      12,105   1,777,377             0.0%
#*  Chuy's Holdings, Inc.                                      16,892     459,631             0.0%
#*  Cinedigm Corp. Class A                                     34,161      18,194             0.0%
    Cinemark Holdings, Inc.                                    83,990   2,976,606             0.1%
    Citi Trends, Inc.                                          17,915     476,002             0.0%
#*  Clear Channel Outdoor Holdings, Inc. Class A               22,155     165,719             0.0%
    ClubCorp Holdings, Inc.                                    61,649   1,260,106             0.0%
    Coach, Inc.                                                69,903   2,180,974             0.0%
    Collectors Universe, Inc.                                   4,045      69,938             0.0%
    Columbia Sportswear Co.                                    44,028   2,414,936             0.1%
    Comcast Corp. Class A                                     714,195  44,722,891             0.8%
    Comcast Corp. Special Class A                             154,874   9,712,149             0.2%
#*  Conn's, Inc.                                               23,510     445,985             0.0%
    Cooper Tire & Rubber Co.                                   58,127   2,429,127             0.1%
#*  Cooper-Standard Holding, Inc.                               4,703     305,883             0.0%
#   Core-Mark Holding Co., Inc.                                16,266   1,322,263             0.0%
#   Cracker Barrel Old Country Store, Inc.                     22,541   3,098,486             0.1%
#*  Crocs, Inc.                                                47,895     517,266             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  Crown Media Holdings, Inc. Class A                           38,169 $   220,999             0.0%
#   CSS Industries, Inc.                                            200       5,460             0.0%
    CST Brands, Inc.                                             79,067   2,840,877             0.1%
    Culp, Inc.                                                   12,015     360,570             0.0%
#   Dana Holding Corp.                                          146,863   2,467,298             0.1%
    Darden Restaurants, Inc.                                     56,551   3,499,941             0.1%
*   Deckers Outdoor Corp.                                        28,554   1,589,316             0.0%
#*  Del Frisco's Restaurant Group, Inc.                          13,142     177,023             0.0%
    Delphi Automotive P.L.C.                                     20,328   1,691,086             0.0%
*   Delta Apparel, Inc.                                           6,071      99,747             0.0%
*   Denny's Corp.                                                37,151     407,175             0.0%
#   Destination Maternity Corp.                                   9,223      63,915             0.0%
*   Destination XL Group, Inc.                                   43,380     253,339             0.0%
#   DeVry Education Group, Inc.                                  44,065   1,038,171             0.0%
#*  Diamond Resorts International, Inc.                          24,844     706,563             0.0%
#   Dick's Sporting Goods, Inc.                                  57,261   2,550,978             0.1%
#   Dillard's, Inc. Class A                                      39,857   3,566,404             0.1%
#   DineEquity, Inc.                                             26,234   2,189,227             0.0%
#*  Discovery Communications, Inc. Class A                       69,350   2,041,664             0.0%
*   Discovery Communications, Inc. Class B                        1,077      32,542             0.0%
*   Discovery Communications, Inc. Class C                       53,769   1,479,723             0.0%
*   DISH Network Corp. Class A                                   21,300   1,341,261             0.0%
#*  Dixie Group, Inc. (The)                                       7,544      49,564             0.0%
    Dollar General Corp.                                        106,699   7,230,991             0.1%
#*  Dollar Tree, Inc.                                            66,085   4,327,907             0.1%
#   Domino's Pizza, Inc.                                         24,441   2,607,121             0.1%
#*  Dorman Products, Inc.                                        28,336   1,322,724             0.0%
    DR Horton, Inc.                                             119,728   3,524,792             0.1%
#*  DreamWorks Animation SKG, Inc. Class A                       46,198     935,048             0.0%
#   Drew Industries, Inc.                                        26,584   1,590,521             0.0%
#   DSW, Inc. Class A                                            57,294   1,428,912             0.0%
#   Dunkin' Brands Group, Inc.                                   57,248   2,370,640             0.1%
#   Educational Development Corp.                                 1,000      12,100             0.0%
*   Eldorado Resorts, Inc.                                        9,052      89,615             0.0%
#*  Emerson Radio Corp.                                          11,467      14,334             0.0%
*   Emmis Communications Corp. Class A                            9,895       9,301             0.0%
#*  Entercom Communications Corp. Class A                        20,872     230,427             0.0%
#   Entravision Communications Corp. Class A                     82,351     721,395             0.0%
#   Escalade, Inc.                                                7,797     115,630             0.0%
    Ethan Allen Interiors, Inc.                                  21,856     594,702             0.0%
#*  EVINE Live, Inc.                                             29,967      77,315             0.0%
#   EW Scripps Co. (The) Class A                                 46,896   1,034,526             0.0%
    Expedia, Inc.                                                16,055   2,188,297             0.0%
#*  Express, Inc.                                                99,222   1,914,985             0.0%
#*  Famous Dave's Of America, Inc.                                4,600      52,946             0.0%
#*  Federal-Mogul Holdings Corp.                                 51,880     402,070             0.0%
*   Fiesta Restaurant Group, Inc.                                13,382     473,188             0.0%
#   Finish Line, Inc. (The) Class A                              52,667     981,186             0.0%
#*  Five Below, Inc.                                             31,121   1,068,695             0.0%
#   Flexsteel Industries, Inc.                                    3,793     164,958             0.0%
#   Foot Locker, Inc.                                            96,404   6,531,371             0.1%
    Ford Motor Co.                                            1,208,971  17,904,861             0.3%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  Fossil Group, Inc.                                         24,432 $ 1,329,345             0.0%
#*  Fox Factory Holding Corp.                                  17,647     313,234             0.0%
*   Francesca's Holdings Corp.                                 19,802     281,386             0.0%
#   Fred's, Inc. Class A                                       39,109     540,877             0.0%
#*  FTD Cos., Inc.                                             18,605     526,894             0.0%
#*  Fuel Systems Solutions, Inc.                               18,012     112,035             0.0%
*   Full House Resorts, Inc.                                    5,091       7,178             0.0%
*   G-III Apparel Group, Ltd.                                  39,798   2,192,472             0.1%
#*  Gaiam, Inc. Class A                                         9,924      67,979             0.0%
#   GameStop Corp. Class A                                    107,858   4,969,018             0.1%
*   Gaming Partners International Corp.                         3,430      31,830             0.0%
#   Gannett Co., Inc.                                          72,328   1,144,229             0.0%
#   Gap, Inc. (The)                                            59,744   1,626,232             0.0%
    Garmin, Ltd.                                               58,421   2,072,193             0.0%
    General Motors Co.                                        336,343  11,741,734             0.2%
#*  Genesco, Inc.                                              22,582   1,414,762             0.0%
    Gentex Corp.                                              199,024   3,262,003             0.1%
#*  Gentherm, Inc.                                             35,045   1,722,812             0.0%
    Genuine Parts Co.                                          70,323   6,382,515             0.1%
    GNC Holdings, Inc. Class A                                 73,561   2,188,440             0.0%
    Goodyear Tire & Rubber Co. (The)                          146,555   4,812,866             0.1%
#*  GoPro, Inc. Class A                                        32,907     822,675             0.0%
    Graham Holdings Co. Class B                                 4,575   2,527,550             0.1%
#*  Grand Canyon Education, Inc.                               54,596   2,269,010             0.1%
*   Gray Television, Inc.                                      57,253     909,750             0.0%
*   Gray Television, Inc. Class A                               2,300      32,936             0.0%
*   Green Brick Partners, Inc.                                  4,722      49,817             0.0%
#   Group 1 Automotive, Inc.                                   22,824   1,984,547             0.0%
#*  Groupon, Inc.                                              69,375     257,381             0.0%
#   Guess?, Inc.                                               67,297   1,416,602             0.0%
#   H&R Block, Inc.                                            41,708   1,554,040             0.0%
    Hanesbrands, Inc.                                          70,548   2,253,303             0.1%
#   Harley-Davidson, Inc.                                      96,626   4,778,156             0.1%
    Harman International Industries, Inc.                      20,272   2,229,109             0.1%
    Harte-Hanks, Inc.                                          33,425     142,056             0.0%
    Hasbro, Inc.                                               18,667   1,434,186             0.0%
    Haverty Furniture Cos., Inc.                               16,765     392,469             0.0%
    Haverty Furniture Cos., Inc. Class A                          717      16,498             0.0%
#*  Helen of Troy, Ltd.                                        22,083   2,190,854             0.0%
#*  Hibbett Sports, Inc.                                       18,677     638,006             0.0%
    Hilton Worldwide Holdings, Inc.                            96,841   2,420,057             0.1%
    Home Depot, Inc. (The)                                    110,670  13,683,239             0.3%
#   Hooker Furniture Corp.                                      8,563     212,534             0.0%
*   Horizon Global Corp.                                       11,125      97,789             0.0%
#*  Houghton Mifflin Harcourt Co.                              92,502   1,812,114             0.0%
    HSN, Inc.                                                  26,405   1,633,149             0.0%
#*  Hyatt Hotels Corp. Class A                                 10,629     535,702             0.0%
#*  Iconix Brand Group, Inc.                                   42,321     648,358             0.0%
#*  Ignite Restaurant Group, Inc.                                 960       3,802             0.0%
*   Installed Building Products, Inc.                           4,231      93,717             0.0%
#   International Game Technology P.L.C.                       12,301     199,522             0.0%
    International Speedway Corp. Class A                       19,750     685,128             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Interpublic Group of Cos., Inc. (The)                     154,532 $3,543,419             0.1%
#   Interval Leisure Group, Inc.                               44,689    788,761             0.0%
*   Intrawest Resorts Holdings, Inc.                            5,243     46,977             0.0%
#*  iRobot Corp.                                               14,269    428,213             0.0%
#*  Isle of Capri Casinos, Inc.                                10,913    208,766             0.0%
*   J Alexander's Holdings, Inc.                                8,076     77,853             0.0%
    Jack in the Box, Inc.                                      36,340  2,708,420             0.1%
#*  JAKKS Pacific, Inc.                                         8,687     68,801             0.0%
#*  Jamba, Inc.                                                 8,857    117,355             0.0%
*   Jarden Corp.                                               63,090  2,826,432             0.1%
#*  JC Penney Co., Inc.                                       218,536  2,003,975             0.0%
    John Wiley & Sons, Inc. Class A                            43,404  2,271,331             0.1%
    John Wiley & Sons, Inc. Class B                             2,517    131,966             0.0%
    Johnson Controls, Inc.                                    142,618  6,443,481             0.1%
    Johnson Outdoors, Inc. Class A                              3,558     76,248             0.0%
    Journal Media Group, Inc.                                  23,245    284,519             0.0%
*   K12, Inc.                                                  24,135    234,351             0.0%
#*  Kate Spade & Co.                                           27,539    494,876             0.0%
#   KB Home                                                    49,212    644,677             0.0%
    Kirkland's, Inc.                                           21,981    505,343             0.0%
#   Kohl's Corp.                                              104,486  4,818,894             0.1%
#*  Kona Grill, Inc.                                            5,314     73,068             0.0%
#*  Krispy Kreme Doughnuts, Inc.                               41,725    571,215             0.0%
    L Brands, Inc.                                             46,785  4,490,424             0.1%
*   La Quinta Holdings, Inc.                                   62,659    949,284             0.0%
    La-Z-Boy, Inc.                                             47,466  1,355,154             0.0%
#*  Lakeland Industries, Inc.                                   2,263     27,948             0.0%
#*  Lands' End, Inc.                                           10,001    246,825             0.0%
#   Las Vegas Sands Corp.                                      37,764  1,869,696             0.0%
    Lear Corp.                                                 34,074  4,261,294             0.1%
    Leggett & Platt, Inc.                                      86,310  3,886,539             0.1%
#   Lennar Corp. Class A                                       63,002  3,154,510             0.1%
    Lennar Corp. Class B                                       14,859    615,757             0.0%
#   Libbey, Inc.                                               38,116  1,282,222             0.0%
*   Liberty Broadband Corp. Class A                            16,131    880,107             0.0%
*   Liberty Broadband Corp. Class B                               145      7,992             0.0%
*   Liberty Broadband Corp. Class C                            45,139  2,427,124             0.1%
*   Liberty Interactive Corp., QVC Group Class A              226,805  6,207,653             0.1%
*   Liberty Interactive Corp., QVC Group Class B                  600     16,656             0.0%
*   Liberty Media Corp. Class A                                47,725  1,945,271             0.0%
*   Liberty Media Corp. Class B                                   581     23,737             0.0%
*   Liberty Media Corp. Class C                                96,612  3,782,360             0.1%
    Liberty Tax, Inc.                                           4,561    105,313             0.0%
*   Liberty TripAdvisor Holdings, Inc. Class A                 47,950  1,495,561             0.0%
*   Liberty TripAdvisor Holdings, Inc. Class B                    110      3,574             0.0%
*   Liberty Ventures Series A                                  83,290  3,628,945             0.1%
    Lifetime Brands, Inc.                                      12,416    190,834             0.0%
    Lions Gate Entertainment Corp.                             40,733  1,587,365             0.0%
#   Lithia Motors, Inc. Class A                                24,992  2,933,811             0.1%
*   Live Nation Entertainment, Inc.                           137,598  3,753,673             0.1%
*   LKQ Corp.                                                 117,166  3,469,285             0.1%
*   Loral Space & Communications, Inc.                         10,511    469,947             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Consumer Discretionary -- (Continued)
    Lowe's Cos., Inc.                                         216,161 $15,959,167             0.3%
*   Luby's, Inc.                                               24,827     115,694             0.0%
#*  Lululemon Athletica, Inc.                                  16,972     834,513             0.0%
#*  Lumber Liquidators Holdings, Inc.                          11,988     165,674             0.0%
#*  M/I Homes, Inc.                                            27,979     642,118             0.0%
    Macy's, Inc.                                              127,411   6,495,413             0.1%
*   Madison Square Garden Co. (The) Class A                    17,661   3,152,489             0.1%
*   Malibu Boats, Inc. Class A                                    630       8,952             0.0%
    Marcus Corp. (The)                                         12,065     249,625             0.0%
#   Marine Products Corp.                                      19,424     137,328             0.0%
#*  MarineMax, Inc.                                            16,534     261,237             0.0%
#   Marriott International, Inc. Class A                       21,551   1,654,686             0.0%
    Marriott Vacations Worldwide Corp.                         25,549   1,645,356             0.0%
#*  Martha Stewart Living Omnimedia, Inc. Class A              19,146     115,642             0.0%
#   Mattel, Inc.                                              136,937   3,365,911             0.1%
*   Mattress Firm Holding Corp.                                   256      10,898             0.0%
#*  McClatchy Co. (The) Class A                                45,840      63,718             0.0%
    McDonald's Corp.                                          102,238  11,476,215             0.2%
    MDC Holdings, Inc.                                         52,480   1,363,955             0.0%
#*  Media General, Inc.                                        38,671     574,651             0.0%
#   Men's Wearhouse, Inc. (The)                                36,298   1,451,194             0.0%
    Meredith Corp.                                             30,181   1,419,111             0.0%
#*  Meritage Homes Corp.                                       50,049   1,764,728             0.0%
*   MGM Resorts International                                 191,385   4,438,218             0.1%
#*  Michael Kors Holdings, Ltd.                                14,530     561,439             0.0%
*   Michaels Cos., Inc. (The)                                  30,314     708,741             0.0%
*   Modine Manufacturing Co.                                   40,991     343,095             0.0%
*   Mohawk Industries, Inc.                                    25,390   4,963,745             0.1%
*   Monarch Casino & Resort, Inc.                               4,305      94,452             0.0%
#   Monro Muffler Brake, Inc.                                  24,000   1,780,080             0.0%
#*  Motorcar Parts of America, Inc.                            20,256     681,817             0.0%
#   Movado Group, Inc.                                         12,456     320,617             0.0%
*   MSG Networks, Inc. Class A                                 45,325     930,069             0.0%
*   Murphy USA, Inc.                                           46,520   2,854,932             0.1%
    NACCO Industries, Inc. Class A                              6,383     286,150             0.0%
    Nathan's Famous, Inc.                                       3,035     120,914             0.0%
    National CineMedia, Inc.                                   37,370     530,654             0.0%
*   Nautilus, Inc.                                             34,983     596,110             0.0%
#*  Netflix, Inc.                                              22,400   2,427,712             0.1%
*   New York & Co., Inc.                                       40,255     105,468             0.0%
    New York Times Co. (The) Class A                           96,441   1,280,736             0.0%
    Newell Rubbermaid, Inc.                                    72,243   3,065,270             0.1%
    News Corp. Class A                                        120,630   1,857,702             0.0%
#   News Corp. Class B                                         59,622     922,949             0.0%
    Nexstar Broadcasting Group, Inc. Class A                   17,939     954,893             0.0%
    NIKE, Inc. Class B                                         39,792   5,213,946             0.1%
*   Nobility Homes, Inc.                                        1,152      12,966             0.0%
    Nordstrom, Inc.                                            34,023   2,218,640             0.1%
*   Norwegian Cruise Line Holdings, Ltd.                       85,974   5,469,666             0.1%
    Nutrisystem, Inc.                                          23,167     535,853             0.0%
*   NVR, Inc.                                                   2,277   3,729,180             0.1%
*   O'Reilly Automotive, Inc.                                  38,194  10,551,474             0.2%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Consumer Discretionary -- (Continued)
*   Office Depot, Inc.                                        401,534 $3,059,689             0.1%
#   Omnicom Group, Inc.                                        39,896  2,989,008             0.1%
#   Outerwall, Inc.                                            18,448  1,106,880             0.0%
#*  Overstock.com, Inc.                                         6,747    105,658             0.0%
    Oxford Industries, Inc.                                    19,365  1,410,159             0.0%
#*  Pacific Sunwear of California, Inc.                        18,409      4,930             0.0%
#*  Panera Bread Co. Class A                                   16,011  2,839,871             0.1%
#   Papa John's International, Inc.                            28,426  1,994,652             0.0%
#*  Papa Murphy's Holdings, Inc.                                6,677     92,209             0.0%
#*  Penn National Gaming, Inc.                                 37,631    672,090             0.0%
    Penske Automotive Group, Inc.                              81,763  3,993,305             0.1%
*   Pep Boys-Manny, Moe & Jack (The)                           35,528    534,341             0.0%
*   Perfumania Holdings, Inc.                                   1,922      7,169             0.0%
#*  Perry Ellis International, Inc.                            10,487    225,156             0.0%
#   PetMed Express, Inc.                                       13,560    228,079             0.0%
#   Pier 1 Imports, Inc.                                       58,387    433,232             0.0%
*   Pinnacle Entertainment, Inc.                               36,985  1,294,845             0.0%
#   Polaris Industries, Inc.                                   11,300  1,269,442             0.0%
    Pool Corp.                                                 24,941  2,033,689             0.0%
#*  Popeyes Louisiana Kitchen, Inc.                            14,682    828,652             0.0%
*   Priceline Group, Inc. (The)                                 4,200  6,107,808             0.1%
    PulteGroup, Inc.                                          210,129  3,851,665             0.1%
    PVH Corp.                                                  36,111  3,284,295             0.1%
#*  Radio One, Inc. Class D                                       841      1,808             0.0%
    Ralph Lauren Corp.                                         20,549  2,276,213             0.1%
*   RCI Hospitality Holdings, Inc.                              8,793     87,402             0.0%
*   Reading International, Inc. Class A                        13,435    208,243             0.0%
*   Red Lion Hotels Corp.                                      21,513    176,191             0.0%
#*  Red Robin Gourmet Burgers, Inc.                            13,291    995,363             0.0%
#   Regal Entertainment Group Class A                          59,771  1,158,362             0.0%
#*  Regis Corp.                                                39,149    646,741             0.0%
    Remy International, Inc.                                   11,490    338,840             0.0%
#   Rent-A-Center, Inc.                                        40,650    747,554             0.0%
#*  Rentrak Corp.                                               5,384    297,089             0.0%
    Restaurant Brands International, Inc.                      11,300    453,808             0.0%
#*  Restoration Hardware Holdings, Inc.                        17,465  1,800,467             0.0%
    Rocky Brands, Inc.                                          6,987     89,084             0.0%
    Ross Stores, Inc.                                          68,236  3,451,377             0.1%
    Royal Caribbean Cruises, Ltd.                              94,154  9,260,046             0.2%
#*  Ruby Tuesday, Inc.                                         46,984    245,726             0.0%
#   Ruth's Hospitality Group, Inc.                             48,637    754,360             0.0%
#   Saga Communications, Inc. Class A                           1,505     64,745             0.0%
    Salem Media Group, Inc.                                     8,669     54,528             0.0%
*   Sally Beauty Holdings, Inc.                                51,479  1,210,271             0.0%
    Scholastic Corp.                                           13,187    538,953             0.0%
#*  Scientific Games Corp. Class A                             21,656    240,165             0.0%
#   Scripps Networks Interactive, Inc. Class A                 16,900  1,015,352             0.0%
#   SeaWorld Entertainment, Inc.                               83,740  1,668,938             0.0%
*   Select Comfort Corp.                                       50,881  1,078,677             0.0%
    Service Corp. International                               187,444  5,297,167             0.1%
*   ServiceMaster Global Holdings, Inc.                        65,244  2,325,949             0.1%
#*  Shiloh Industries, Inc.                                    12,091     91,166             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Consumer Discretionary -- (Continued)
    Shoe Carnival, Inc.                                        18,656 $   419,200             0.0%
#*  Shutterfly, Inc.                                           26,029   1,085,670             0.0%
    Signet Jewelers, Ltd.                                      29,861   4,507,219             0.1%
    Sinclair Broadcast Group, Inc. Class A                     71,759   2,153,488             0.0%
#*  Sirius XM Holdings, Inc.                                  139,702     569,984             0.0%
#   Six Flags Entertainment Corp.                              41,784   2,174,439             0.0%
#*  Sizmek, Inc.                                               28,312     167,890             0.0%
*   Skechers U.S.A., Inc. Class A                              81,606   2,546,107             0.1%
#*  Skullcandy, Inc.                                           20,834     116,670             0.0%
*   Skyline Corp.                                               1,175       4,113             0.0%
*   Smith & Wesson Holding Corp.                               61,673   1,101,480             0.0%
    Sonic Automotive, Inc. Class A                             39,012     972,959             0.0%
#   Sonic Corp.                                                33,893     967,306             0.0%
#   Sotheby's                                                  55,262   1,914,828             0.0%
    Spartan Motors, Inc.                                       16,294      67,294             0.0%
#   Speedway Motorsports, Inc.                                 29,745     549,390             0.0%
*   Sportsman's Warehouse Holdings, Inc.                       15,205     163,606             0.0%
#   Stage Stores, Inc.                                         20,604     200,477             0.0%
    Standard Motor Products, Inc.                              21,248     940,224             0.0%
*   Stanley Furniture Co., Inc.                                 4,426      12,437             0.0%
    Staples, Inc.                                             114,862   1,492,057             0.0%
    Starbucks Corp.                                            84,400   5,280,908             0.1%
    Starwood Hotels & Resorts Worldwide, Inc.                  24,752   1,976,942             0.0%
#*  Starz Class A                                              59,655   1,999,039             0.0%
*   Starz Class B                                                 581      19,347             0.0%
#   Stein Mart, Inc.                                           52,781     467,640             0.0%
*   Steiner Leisure, Ltd.                                       9,935     629,482             0.0%
#*  Steven Madden, Ltd.                                        58,611   2,042,593             0.0%
#*  Stoneridge, Inc.                                           31,652     401,664             0.0%
#   Strattec Security Corp.                                     3,527     210,985             0.0%
#*  Strayer Education, Inc.                                    12,199     645,571             0.0%
    Sturm Ruger & Co., Inc.                                    14,435     821,929             0.0%
    Superior Industries International, Inc.                    22,424     441,304             0.0%
    Superior Uniform Group, Inc.                               11,512     196,164             0.0%
#   Sypris Solutions, Inc.                                      8,523       6,392             0.0%
*   Systemax, Inc.                                             21,834     202,401             0.0%
*   Tandy Leather Factory, Inc.                                 9,590      72,788             0.0%
    Target Corp.                                              153,340  11,834,781             0.2%
#*  Taylor Morrison Home Corp. Class A                         18,194     335,315             0.0%
    TEGNA, Inc.                                               141,487   3,825,808             0.1%
*   Tempur Sealy International, Inc.                           21,502   1,673,716             0.0%
*   Tenneco, Inc.                                              26,665   1,508,972             0.0%
#*  Tesla Motors, Inc.                                          7,691   1,591,499             0.0%
#   Texas Roadhouse, Inc.                                      63,815   2,192,045             0.1%
    Thor Industries, Inc.                                      43,318   2,342,637             0.1%
    Tiffany & Co.                                              48,414   3,991,250             0.1%
#*  Tilly's, Inc. Class A                                       6,424      46,831             0.0%
    Time Warner Cable, Inc.                                    88,298  16,723,641             0.3%
    Time Warner, Inc.                                         218,287  16,445,743             0.3%
#   Time, Inc.                                                 52,922     983,291             0.0%
    TJX Cos., Inc. (The)                                       56,625   4,144,384             0.1%
*   Toll Brothers, Inc.                                       111,571   4,013,209             0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES     VALUE+    OF NET ASSETS**
                                                              ------- ------------ ---------------
Consumer Discretionary -- (Continued)
*   TopBuild Corp.                                              8,710 $    245,012             0.0%
*   Tower International, Inc.                                  14,526      399,029             0.0%
#*  Town Sports International Holdings, Inc.                   12,890       37,510             0.0%
#   Tractor Supply Co.                                         49,600    4,582,544             0.1%
*   Trans World Entertainment Corp.                               900        3,420             0.0%
#*  TRI Pointe Group, Inc.                                     56,817      737,485             0.0%
#*  TripAdvisor, Inc.                                          13,565    1,136,476             0.0%
#*  Tuesday Morning Corp.                                      18,100       97,921             0.0%
#*  Tumi Holdings, Inc.                                        53,918      864,306             0.0%
#   Tupperware Brands Corp.                                    14,754      868,568             0.0%
    Twenty-First Century Fox, Inc. Class A                    210,181    6,450,455             0.1%
    Twenty-First Century Fox, Inc. Class B                     61,450    1,897,576             0.0%
#*  Ulta Salon Cosmetics & Fragrance, Inc.                     19,777    3,440,407             0.1%
#*  Under Armour, Inc. Class A                                 25,200    2,396,016             0.1%
*   Unifi, Inc.                                                12,128      370,996             0.0%
*   Universal Electronics, Inc.                                12,278      584,064             0.0%
#   Universal Technical Institute, Inc.                        13,926       59,186             0.0%
#*  Urban Outfitters, Inc.                                    106,627    3,049,532             0.1%
*   US Auto Parts Network, Inc.                                16,002       32,804             0.0%
#   Vail Resorts, Inc.                                         29,350    3,350,889             0.1%
*   Vera Bradley, Inc.                                            833       10,421             0.0%
    VF Corp.                                                   53,460    3,609,619             0.1%
    Viacom, Inc. Class A                                        1,366       70,117             0.0%
    Viacom, Inc. Class B                                       50,371    2,483,794             0.1%
*   Vista Outdoor, Inc.                                        45,987    2,056,539             0.0%
*   Visteon Corp.                                              43,332    4,726,221             0.1%
#*  Vitamin Shoppe, Inc.                                       20,568      590,096             0.0%
#*  VOXX International Corp.                                   18,800       97,008             0.0%
    Walt Disney Co. (The)                                     365,590   41,582,207             0.8%
*   WCI Communities, Inc.                                       6,422      153,422             0.0%
#   Wendy's Co. (The)                                         270,852    2,481,004             0.1%
*   West Marine, Inc.                                          18,750      190,875             0.0%
    Weyco Group, Inc.                                           5,289      150,155             0.0%
    Whirlpool Corp.                                            34,149    5,468,621             0.1%
#*  William Lyon Homes Class A                                 14,589      311,329             0.0%
#   Williams-Sonoma, Inc.                                      38,882    2,867,548             0.1%
#   Winmark Corp.                                               2,732      275,249             0.0%
#   Winnebago Industries, Inc.                                 33,304      699,051             0.0%
    Wolverine World Wide, Inc.                                 82,415    1,530,447             0.0%
#   Wyndham Worldwide Corp.                                    55,000    4,474,250             0.1%
#   Wynn Resorts, Ltd.                                          5,888      411,866             0.0%
    Yum! Brands, Inc.                                          33,855    2,400,658             0.1%
*   Zagg, Inc.                                                 33,184      281,400             0.0%
#*  Zumiez, Inc.                                               20,676      361,416             0.0%
                                                                      ------------            ----
Total Consumer Discretionary                                           871,115,360            15.7%
                                                                      ------------            ----
Consumer Staples -- (6.0%)
#   Alico, Inc.                                                 5,242      223,781             0.0%
#*  Alliance One International, Inc.                            5,671       99,810             0.0%
    Altria Group, Inc.                                        141,174    8,536,792             0.2%
    Andersons, Inc. (The)                                      23,876      845,210             0.0%
    Archer-Daniels-Midland Co.                                143,454    6,550,110             0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Consumer Staples -- (Continued)
#   B&G Foods, Inc.                                            68,258 $ 2,477,083             0.1%
#*  Boston Beer Co., Inc. (The) Class A                         4,562   1,001,770             0.0%
#*  Boulder Brands, Inc.                                       41,360     366,450             0.0%
*   Bridgford Foods Corp.                                       2,509      22,330             0.0%
#   Brown-Forman Corp. Class A                                  5,843     670,484             0.0%
#   Brown-Forman Corp. Class B                                  8,062     856,023             0.0%
    Bunge, Ltd.                                                55,740   4,066,790             0.1%
#   Cal-Maine Foods, Inc.                                      35,770   1,912,264             0.0%
#   Calavo Growers, Inc.                                       12,466     640,877             0.0%
#   Campbell Soup Co.                                          49,790   2,528,834             0.1%
    Casey's General Stores, Inc.                               40,441   4,295,643             0.1%
*   CCA Industries, Inc.                                        3,031      11,488             0.0%
#*  Central Garden & Pet Co.                                   10,091     160,548             0.0%
#*  Central Garden & Pet Co. Class A                           30,294     511,363             0.0%
#*  Chefs' Warehouse, Inc. (The)                                6,523      98,823             0.0%
    Church & Dwight Co., Inc.                                  36,688   3,158,470             0.1%
    Clorox Co. (The)                                           21,350   2,603,419             0.1%
    Coca-Cola Bottling Co. Consolidated                         6,595   1,392,930             0.0%
    Coca-Cola Co. (The)                                       340,507  14,420,471             0.3%
    Coca-Cola Enterprises, Inc.                                90,124   4,626,966             0.1%
    Colgate-Palmolive Co.                                      76,902   5,102,448             0.1%
    ConAgra Foods, Inc.                                       122,978   4,986,758             0.1%
    Constellation Brands, Inc. Class A                         78,551  10,588,675             0.2%
    Constellation Brands, Inc. Class B                          1,902     256,998             0.0%
    Costco Wholesale Corp.                                     41,646   6,585,066             0.1%
    Coty, Inc. Class A                                         14,900     431,355             0.0%
#*  Craft Brew Alliance, Inc.                                   9,963      76,317             0.0%
*   Crimson Wine Group, Ltd.                                    9,858      89,905             0.0%
    CVS Health Corp.                                          278,252  27,485,733             0.5%
*   Darling Ingredients, Inc.                                 133,099   1,346,962             0.0%
#   Dean Foods Co.                                             76,861   1,391,953             0.0%
#*  Diamond Foods, Inc.                                        23,169     917,956             0.0%
    Dr Pepper Snapple Group, Inc.                              62,606   5,595,098             0.1%
    Edgewell Personal Care Co.                                 21,400   1,812,794             0.0%
    Energizer Holdings, Inc.                                   19,800     848,034             0.0%
    Estee Lauder Cos., Inc. (The) Class A                      17,200   1,383,912             0.0%
#*  Fairway Group Holdings Corp.                                9,663      11,209             0.0%
#*  Farmer Bros Co.                                            15,824     449,085             0.0%
#   Flowers Foods, Inc.                                       128,589   3,471,903             0.1%
#   Fresh Del Monte Produce, Inc.                              49,348   2,251,749             0.1%
*   Fresh Market, Inc. (The)                                    8,840     220,293             0.0%
    General Mills, Inc.                                        54,138   3,145,959             0.1%
    Golden Enterprises, Inc.                                    1,623       6,622             0.0%
#*  Hain Celestial Group, Inc. (The)                           56,000   2,791,600             0.1%
#*  Herbalife, Ltd.                                            33,642   1,885,298             0.0%
    Hershey Co. (The)                                           6,900     611,961             0.0%
#   Hormel Foods Corp.                                         76,062   5,137,988             0.1%
#*  HRG Group, Inc.                                            85,332   1,147,715             0.0%
#   Ingles Markets, Inc. Class A                               14,528     725,528             0.0%
    Ingredion, Inc.                                            60,426   5,744,096             0.1%
    Inter Parfums, Inc.                                        23,482     648,573             0.0%
#*  Inventure Foods, Inc.                                       6,441      55,779             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Consumer Staples -- (Continued)
    J&J Snack Foods Corp.                                      17,878 $ 2,195,240             0.1%
    JM Smucker Co. (The)                                       42,558   4,995,884             0.1%
    John B. Sanfilippo & Son, Inc.                              5,285     342,045             0.0%
    Kellogg Co.                                                21,066   1,485,574             0.0%
    Keurig Green Mountain, Inc.                                13,801     700,401             0.0%
    Kimberly-Clark Corp.                                       30,133   3,607,221             0.1%
    Kraft Heinz Co. (The)                                      91,292   7,118,037             0.1%
    Kroger Co. (The)                                          154,486   5,839,571             0.1%
    Lancaster Colony Corp.                                     19,955   2,269,283             0.1%
*   Landec Corp.                                               27,028     332,444             0.0%
*   Lifeway Foods, Inc.                                         2,867      32,540             0.0%
#   Limoneira Co.                                               2,654      42,092             0.0%
*   Mannatech, Inc.                                               600      14,892             0.0%
    McCormick & Co., Inc.(579780107)                            1,509     126,854             0.0%
#   McCormick & Co., Inc.(579780206)                           16,806   1,411,368             0.0%
    Mead Johnson Nutrition Co.                                 30,600   2,509,200             0.1%
#*  Medifast, Inc.                                             15,903     444,807             0.0%
#   MGP Ingredients, Inc.                                      12,994     225,186             0.0%
    Molson Coors Brewing Co. Class A                              266      23,381             0.0%
    Molson Coors Brewing Co. Class B                           68,183   6,006,922             0.1%
    Mondelez International, Inc. Class A                      271,871  12,549,565             0.2%
*   Monster Beverage Corp.                                     27,273   3,717,855             0.1%
#*  National Beverage Corp.                                    23,726     893,047             0.0%
*   Natural Alternatives International, Inc.                    2,465      14,568             0.0%
*   Natural Grocers by Vitamin Cottage, Inc.                    9,059     216,963             0.0%
#   Natural Health Trends Corp.                                 6,437     317,087             0.0%
    Nature's Sunshine Products, Inc.                            2,146      25,430             0.0%
#   Nu Skin Enterprises, Inc. Class A                          34,626   1,323,059             0.0%
#*  Nutraceutical International Corp.                           7,931     194,310             0.0%
#   Oil-Dri Corp. of America                                    3,793     119,024             0.0%
*   Omega Protein Corp.                                        17,471     317,972             0.0%
    Orchids Paper Products Co.                                  6,472     189,694             0.0%
    PepsiCo, Inc.                                             155,127  15,852,428             0.3%
    Philip Morris International, Inc.                         104,931   9,275,900             0.2%
#   Pilgrim's Pride Corp.                                      77,033   1,462,857             0.0%
    Pinnacle Foods, Inc.                                      108,785   4,795,243             0.1%
#*  Post Holdings, Inc.                                        48,648   3,126,607             0.1%
#   Pricesmart, Inc.                                           15,543   1,336,387             0.0%
*   Primo Water Corp.                                           7,238      63,694             0.0%
    Procter & Gamble Co. (The)                                558,831  42,683,512             0.8%
*   Reliv International, Inc.                                   2,118       1,461             0.0%
*   Revlon, Inc. Class A                                       22,518     706,390             0.0%
    Reynolds American, Inc.                                   109,326   5,282,632             0.1%
#*  Rite Aid Corp.                                            267,434   2,107,380             0.0%
    Rocky Mountain Chocolate Factory, Inc.                      4,490      49,659             0.0%
#   Sanderson Farms, Inc.                                      25,997   1,807,052             0.0%
*   Seaboard Corp.                                                346   1,165,328             0.0%
#*  Seneca Foods Corp. Class A                                  6,775     197,695             0.0%
*   Seneca Foods Corp. Class B                                    283       8,933             0.0%
#   Snyder's-Lance, Inc.                                       59,799   2,125,257             0.1%
    SpartanNash Co.                                            27,359     763,316             0.0%
#   Spectrum Brands Holdings, Inc.                             45,860   4,395,681             0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES     VALUE+    OF NET ASSETS**
                                                              ------- ------------ ---------------
Consumer Staples -- (Continued)
#*  Sprouts Farmers Market, Inc.                               35,382 $    721,085             0.0%
*   SUPERVALU, Inc.                                           173,792    1,141,813             0.0%
#   Sysco Corp.                                                43,612    1,798,995             0.0%
#   Tootsie Roll Industries, Inc.                              26,397      837,841             0.0%
#*  TreeHouse Foods, Inc.                                      36,169    3,097,513             0.1%
#   Tyson Foods, Inc. Class A                                 140,474    6,231,427             0.1%
#*  United Natural Foods, Inc.                                 29,396    1,483,028             0.0%
    United-Guardian, Inc.                                       1,431       26,946             0.0%
    Universal Corp.                                            14,346      774,827             0.0%
#*  USANA Health Sciences, Inc.                                 9,882    1,270,825             0.0%
    Vector Group, Ltd.                                         62,593    1,517,880             0.0%
    Village Super Market, Inc. Class A                          6,080      152,365             0.0%
    Wal-Mart Stores, Inc.                                     422,794   24,200,729             0.4%
    Walgreens Boots Alliance, Inc.                            121,502   10,288,789             0.2%
    WD-40 Co.                                                  11,814    1,129,182             0.0%
#   Weis Markets, Inc.                                         18,085      744,017             0.0%
*   WhiteWave Foods Co. (The)                                  54,703    2,241,729             0.1%
#   Whole Foods Market, Inc.                                   44,927    1,346,013             0.0%
                                                                      ------------             ---
Total Consumer Staples                                                 375,097,983             6.8%
                                                                      ------------             ---
Energy -- (6.5%)
#*  Abraxas Petroleum Corp.                                    16,753       26,637             0.0%
    Adams Resources & Energy, Inc.                              3,511      156,099             0.0%
#   Alon USA Energy, Inc.                                      54,508      913,009             0.0%
    Anadarko Petroleum Corp.                                   73,150    4,892,272             0.1%
#*  Antero Resources Corp.                                     20,857      491,600             0.0%
    Apache Corp.                                               38,803    1,828,785             0.0%
    Archrock, Inc.                                             44,829      974,583             0.0%
#   Atwood Oceanics, Inc.                                      30,128      498,618             0.0%
    Baker Hughes, Inc.                                         74,114    3,904,326             0.1%
*   Barnwell Industries, Inc.                                   1,657        3,496             0.0%
#*  Basic Energy Services, Inc.                                16,109       59,764             0.0%
#   Bristow Group, Inc.                                        18,707      649,694             0.0%
    Cabot Oil & Gas Corp.                                     111,368    2,417,799             0.1%
#   California Resources Corp.                                 59,376      239,879             0.0%
#*  Callon Petroleum Co.                                       77,865      675,868             0.0%
*   Cameron International Corp.                                71,494    4,862,307             0.1%
#   CARBO Ceramics, Inc.                                        6,300      110,376             0.0%
#*  Carrizo Oil & Gas, Inc.                                    44,748    1,683,867             0.0%
*   Cheniere Energy, Inc.                                      39,587    1,960,348             0.1%
#   Chesapeake Energy Corp.                                    24,481      174,550             0.0%
    Chevron Corp.                                             374,591   34,042,830             0.6%
    Cimarex Energy Co.                                         33,911    4,003,533             0.1%
#*  Clayton Williams Energy, Inc.                              12,230      728,541             0.0%
#*  Clean Energy Fuels Corp.                                   20,700      116,955             0.0%
*   Cobalt International Energy, Inc.                         285,982    2,193,482             0.1%
    Columbia Pipeline Group, Inc.                              38,085      791,026             0.0%
*   Concho Resources, Inc.                                     24,044    2,786,940             0.1%
    ConocoPhillips                                            258,834   13,808,794             0.3%
#*  Continental Resources, Inc.                                53,877    1,826,969             0.0%
#   Core Laboratories NV                                       15,494    1,802,417             0.0%
#   CVR Energy, Inc.                                           37,470    1,665,916             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Energy -- (Continued)
#*  Dawson Geophysical Co.                                       12,469 $    40,524             0.0%
    Delek US Holdings, Inc.                                      53,388   1,452,154             0.0%
    Devon Energy Corp.                                           42,464   1,780,516             0.0%
    DHT Holdings, Inc.                                           69,940     549,728             0.0%
#   Diamond Offshore Drilling, Inc.                              10,739     213,491             0.0%
#*  Diamondback Energy, Inc.                                     39,724   2,933,220             0.1%
#*  Dorian LPG, Ltd.                                              8,582     101,096             0.0%
#*  Dril-Quip, Inc.                                              28,905   1,779,392             0.0%
#   Energen Corp.                                                21,545   1,252,842             0.0%
*   ENGlobal Corp.                                               13,358      13,892             0.0%
    EnLink Midstream LLC                                         48,625     957,913             0.0%
    EOG Resources, Inc.                                         142,659  12,247,275             0.2%
#*  EP Energy Corp. Class A                                      18,710     103,092             0.0%
    EQT Corp.                                                    21,627   1,428,896             0.0%
*   Era Group, Inc.                                              15,982     222,310             0.0%
    Evolution Petroleum Corp.                                    12,134      83,725             0.0%
    Exxon Mobil Corp.                                         1,207,049  99,871,234             1.8%
*   FieldPoint Petroleum Corp.                                    3,800       5,396             0.0%
*   FMC Technologies, Inc.                                      117,463   3,973,773             0.1%
#*  Forum Energy Technologies, Inc.                              11,960     158,470             0.0%
#   GasLog, Ltd.                                                 17,398     201,295             0.0%
#*  Gastar Exploration, Inc.                                     26,086      40,955             0.0%
#*  Geospace Technologies Corp.                                   9,762     149,944             0.0%
#   Green Plains, Inc.                                           20,658     423,696             0.0%
    Gulf Island Fabrication, Inc.                                 7,930      80,172             0.0%
*   Gulfport Energy Corp.                                        59,169   1,802,879             0.0%
    Halliburton Co.                                             180,377   6,922,869             0.1%
#*  Harvest Natural Resources, Inc.                              16,817      16,649             0.0%
#*  Helix Energy Solutions Group, Inc.                           33,654     194,520             0.0%
#   Helmerich & Payne, Inc.                                      76,103   4,282,316             0.1%
    Hess Corp.                                                   40,646   2,284,712             0.1%
    HollyFrontier Corp.                                          99,896   4,891,907             0.1%
#*  Hornbeck Offshore Services, Inc.                             13,493     182,290             0.0%
#*  ION Geophysical Corp.                                        23,576       8,723             0.0%
    Kinder Morgan, Inc.                                         331,763   9,073,718             0.2%
#*  Kosmos Energy, Ltd.                                         117,971     804,562             0.0%
#*  Laredo Petroleum, Inc.                                       19,849     227,867             0.0%
#   Marathon Oil Corp.                                          127,897   2,350,747             0.1%
    Marathon Petroleum Corp.                                    230,268  11,927,882             0.2%
#*  Matador Resources Co.                                        62,911   1,617,442             0.0%
#*  Matrix Service Co.                                           20,462     464,487             0.0%
#*  Memorial Resource Development Corp.                          89,436   1,582,123             0.0%
#*  Mitcham Industries, Inc.                                      4,347      19,301             0.0%
#   Murphy Oil Corp.                                             62,633   1,780,656             0.0%
#   Nabors Industries, Ltd.                                     105,151   1,055,716             0.0%
    National Oilwell Varco, Inc.                                 84,521   3,181,371             0.1%
*   Natural Gas Services Group, Inc.                             12,471     280,847             0.0%
*   Newfield Exploration Co.                                     68,390   2,748,594             0.1%
#*  Newpark Resources, Inc.                                      58,100     328,846             0.0%
#   Noble Corp. P.L.C.                                           31,811     428,494             0.0%
    Noble Energy, Inc.                                          106,714   3,824,630             0.1%
#*  Northern Oil and Gas, Inc.                                    7,558      38,092             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Energy -- (Continued)
#*  Oasis Petroleum, Inc.                                       6,600 $    76,758             0.0%
    Occidental Petroleum Corp.                                 95,573   7,124,011             0.1%
    Oceaneering International, Inc.                            44,450   1,867,789             0.0%
*   Oil States International, Inc.                             34,419   1,032,914             0.0%
    ONEOK, Inc.                                                49,749   1,687,486             0.0%
#   Panhandle Oil and Gas, Inc. Class A                        11,858     217,950             0.0%
#*  Par Pacific Holdings, Inc.                                  4,797     109,372             0.0%
#   Paragon Offshore P.L.C.                                    36,074       8,658             0.0%
#*  Parker Drilling Co.                                        78,611     224,828             0.0%
#*  Parsley Energy, Inc. Class A                               43,239     766,628             0.0%
#   Patterson-UTI Energy, Inc.                                140,685   2,094,800             0.1%
    PBF Energy, Inc. Class A                                   73,135   2,486,590             0.1%
#*  PDC Energy, Inc.                                           35,454   2,139,294             0.1%
#*  PetroQuest Energy, Inc.                                    39,125      43,820             0.0%
*   PHI, Inc.(69336T106)                                          212       3,814             0.0%
*   PHI, Inc.(69336T205)                                        8,107     154,357             0.0%
    Phillips 66                                               121,817  10,847,804             0.2%
*   Pioneer Energy Services Corp.                               6,600      15,246             0.0%
    Pioneer Natural Resources Co.                              30,649   4,203,204             0.1%
    QEP Resources, Inc.                                        50,411     779,354             0.0%
#   Range Resources Corp.                                      49,607   1,510,037             0.0%
#*  Renewable Energy Group, Inc.                               47,028     371,051             0.0%
#*  REX American Resources Corp.                                5,662     310,900             0.0%
#*  Rex Energy Corp.                                           11,986      27,088             0.0%
#*  Rice Energy, Inc.                                          53,628     818,363             0.0%
#*  RigNet, Inc.                                               14,746     442,380             0.0%
*   Ring Energy, Inc.                                           4,134      42,952             0.0%
    Rowan Cos. P.L.C. Class A                                  50,461     993,073             0.0%
#   RPC, Inc.                                                 134,187   1,480,083             0.0%
#*  RSP Permian, Inc.                                           2,710      74,308             0.0%
    Schlumberger, Ltd.                                        363,135  28,382,632             0.5%
    Scorpio Tankers, Inc.                                     192,036   1,751,368             0.0%
#*  SEACOR Holdings, Inc.                                      16,024     936,122             0.0%
#   SemGroup Corp. Class A                                     29,805   1,357,618             0.0%
#   Ship Finance International, Ltd.                           57,055     975,070             0.0%
#   SM Energy Co.                                              49,236   1,642,021             0.0%
#*  Southwestern Energy Co.                                     7,000      77,280             0.0%
#   Spectra Energy Corp.                                       47,389   1,353,904             0.0%
*   Steel Excel, Inc.                                           6,180     104,133             0.0%
#*  Stone Energy Corp.                                          7,900      44,161             0.0%
    Superior Energy Services, Inc.                             70,159     993,452             0.0%
#*  Synergy Resources Corp.                                    80,167     897,069             0.0%
#*  Synthesis Energy Systems, Inc.                              9,454       8,617             0.0%
    Targa Resources Corp.                                      29,167   1,666,894             0.0%
    Teekay Corp.                                               54,053   1,736,723             0.0%
    Teekay Tankers, Ltd. Class A                               45,610     348,460             0.0%
#   Tesco Corp.                                                21,030     168,240             0.0%
    Tesoro Corp.                                               90,159   9,640,702             0.2%
*   TETRA Technologies, Inc.                                   84,315     568,283             0.0%
#*  Torchlight Energy Resources, Inc.                           3,200       4,576             0.0%
#   Transocean, Ltd.                                          250,308   3,962,376             0.1%
#*  Unit Corp.                                                    876      11,046             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE+    OF NET ASSETS**
                                                                      ------- ------------ ---------------
Energy -- (Continued)
#           US Silica Holdings, Inc.                                   11,672 $    210,796             0.0%
*           Vaalco Energy, Inc.                                        31,137       57,292             0.0%
            Valero Energy Corp.                                       198,320   13,073,254             0.3%
#           W&T Offshore, Inc.                                          2,426        7,909             0.0%
#*          Warren Resources, Inc.                                     53,566       24,158             0.0%
*           Weatherford International P.L.C.                          238,133    2,438,482             0.1%
            Western Refining, Inc.                                    103,947    4,326,274             0.1%
#*          Whiting Petroleum Corp.                                    23,180      399,391             0.0%
#*          Willbros Group, Inc.                                       14,187       28,374             0.0%
            Williams Cos., Inc. (The)                                  88,285    3,481,960             0.1%
#           World Fuel Services Corp.                                  44,069    1,959,308             0.1%
#*          WPX Energy, Inc.                                           60,429      414,543             0.0%
*           Yuma Energy, Inc.                                           1,933          831             0.0%
                                                                              ------------             ---
Total Energy                                                                   407,686,752             7.3%
                                                                              ------------             ---
Financials -- (16.0%)
            1st Source Corp.                                           23,987      761,827             0.0%
            Access National Corp.                                       3,711       76,781             0.0%
#           ACE, Ltd.                                                  56,534    6,418,870             0.1%
*           Affiliated Managers Group, Inc.                            21,204    3,822,233             0.1%
            Aflac, Inc.                                                89,101    5,680,189             0.1%
            Alexander & Baldwin, Inc.                                  55,434    2,092,079             0.0%
*           Alleghany Corp.                                             7,207    3,576,618             0.1%
(degrees)*  Alliance Bancorp, Inc. of Pennsylvania                        600       15,552             0.0%
            Allied World Assurance Co. Holdings AG                     74,679    2,715,328             0.1%
            Allstate Corp. (The)                                      108,567    6,718,126             0.1%
*           Ally Financial, Inc.                                      270,376    5,385,890             0.1%
*           Altisource Asset Management Corp.                             743       18,278             0.0%
*           Altisource Portfolio Solutions SA                          10,584      283,757             0.0%
#*          Ambac Financial Group, Inc.                                17,852      288,310             0.0%
#           American Equity Investment Life Holding Co.                88,915    2,283,337             0.1%
            American Express Co.                                      144,892   10,614,788             0.2%
            American Financial Group, Inc.                             68,646    4,955,555             0.1%
*           American Independence Corp.                                    75          735             0.0%
            American International Group, Inc.                        269,115   16,970,392             0.3%
            American National Bankshares, Inc.                          3,521       88,729             0.0%
            American National Insurance Co.                            18,130    1,872,466             0.0%
*           American River Bankshares                                   2,071       21,559             0.0%
            Ameriprise Financial, Inc.                                 49,955    5,762,809             0.1%
#           Ameris Bancorp                                             30,319      955,048             0.0%
            AMERISAFE, Inc.                                            19,835    1,085,570             0.0%
            AmeriServ Financial, Inc.                                   3,367       11,145             0.0%
#           Amtrust Financial Services, Inc.                           67,049    4,574,083             0.1%
            Aon P.L.C.                                                 39,459    3,681,919             0.1%
*           Arch Capital Group, Ltd.                                   57,133    4,278,690             0.1%
            Argo Group International Holdings, Ltd.                    24,191    1,512,421             0.0%
            Arrow Financial Corp.                                       9,512      262,531             0.0%
#           Arthur J Gallagher & Co.                                   46,479    2,032,527             0.0%
#           Artisan Partners Asset Management, Inc. Class A            13,477      515,495             0.0%
            Aspen Insurance Holdings, Ltd.                             55,604    2,702,910             0.1%
#           Associated Banc-Corp                                      113,610    2,197,217             0.0%
            Assurant, Inc.                                             51,999    4,239,478             0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Financials -- (Continued)
    Assured Guaranty, Ltd.                                      130,351 $ 3,576,831             0.1%
*   Asta Funding, Inc.                                            6,257      53,810             0.0%
    Astoria Financial Corp.                                     117,692   1,878,364             0.0%
*   Atlantic Coast Financial Corp.                                1,768      10,820             0.0%
#*  Atlanticus Holdings Corp.                                    12,895      38,943             0.0%
#*  Atlas Financial Holdings, Inc.                                2,652      50,441             0.0%
    Auburn National Bancorporation, Inc.                            757      20,166             0.0%
#*  AV Homes, Inc.                                                4,357      57,687             0.0%
    Axis Capital Holdings, Ltd.                                  65,306   3,526,524             0.1%
    Baldwin & Lyons, Inc. Class A                                   298       6,884             0.0%
    Baldwin & Lyons, Inc. Class B                                 7,538     175,108             0.0%
#   Banc of California, Inc.                                      8,670     113,057             0.0%
    Bancfirst Corp.                                              13,593     837,737             0.0%
#*  Bancorp, Inc. (The)                                          28,559     205,625             0.0%
    BancorpSouth, Inc.                                           92,038   2,294,507             0.1%
#   Bank Mutual Corp.                                            41,286     298,911             0.0%
    Bank of America Corp.                                     1,703,565  28,585,821             0.5%
    Bank of Commerce Holdings                                     4,204      26,233             0.0%
#   Bank of Hawaii Corp.                                         41,687   2,729,665             0.1%
    Bank of Marin Bancorp                                         2,566     136,460             0.0%
    Bank of New York Mellon Corp. (The)                         161,097   6,709,690             0.1%
    Bank of the Ozarks, Inc.                                     62,108   3,106,642             0.1%
#   BankFinancial Corp.                                          23,909     294,798             0.0%
    BankUnited, Inc.                                             67,137   2,496,154             0.1%
#   Banner Corp.                                                 23,500   1,153,145             0.0%
    Bar Harbor Bankshares                                         2,669      94,349             0.0%
    BB&T Corp.                                                  146,736   5,451,242             0.1%
    BBCN Bancorp, Inc.                                          100,546   1,688,167             0.0%
*   BBX Capital Corp. Class A                                     1,030      18,900             0.0%
    BCB Bancorp, Inc.                                             2,691      26,937             0.0%
#*  Bear State Financial, Inc.                                      110       1,205             0.0%
*   Beneficial Bancorp, Inc.                                     67,408     934,949             0.0%
*   Berkshire Hathaway, Inc. Class B                            123,379  16,782,012             0.3%
    Berkshire Hills Bancorp, Inc.                                32,947     942,284             0.0%
    BGC Partners, Inc. Class A                                  265,542   2,296,938             0.1%
    BlackRock, Inc.                                              23,004   8,096,718             0.2%
    BNC Bancorp                                                   5,078     114,001             0.0%
#*  BofI Holding, Inc.                                           13,947   1,115,899             0.0%
#   BOK Financial Corp.                                          39,251   2,636,882             0.1%
    Boston Private Financial Holdings, Inc.                     105,155   1,205,076             0.0%
    Bridge Bancorp, Inc.                                          4,164     119,548             0.0%
    Brookline Bancorp, Inc.                                      85,451     969,869             0.0%
    Brown & Brown, Inc.                                         107,594   3,472,058             0.1%
    Bryn Mawr Bank Corp.                                         16,383     477,237             0.0%
    C&F Financial Corp.                                             353      13,414             0.0%
    Calamos Asset Management, Inc. Class A                       16,584     155,724             0.0%
    California First National Bancorp                             1,859      24,836             0.0%
#   Camden National Corp.                                         6,373     249,121             0.0%
    Cape Bancorp, Inc.                                            6,708      86,198             0.0%
    Capital Bank Financial Corp. Class A                         13,673     441,638             0.0%
#   Capital City Bank Group, Inc.                                 9,210     142,202             0.0%
    Capital One Financial Corp.                                 121,877   9,616,095             0.2%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Financials -- (Continued)
    Capitol Federal Financial, Inc.                           147,859 $ 1,919,210             0.0%
    Cardinal Financial Corp.                                   33,261     756,023             0.0%
*   Carolina Bank Holdings, Inc.                                  900      13,329             0.0%
#*  Cascade Bancorp                                            21,441     120,284             0.0%
#   Cash America International, Inc.                           32,186   1,111,383             0.0%
    Cathay General Bancorp                                     75,004   2,347,625             0.1%
    CBOE Holdings, Inc.                                        32,258   2,162,576             0.0%
*   CBRE Group, Inc. Class A                                   51,956   1,936,920             0.0%
    Centerstate Banks, Inc.                                    41,237     601,235             0.0%
    Central Pacific Financial Corp.                            23,859     533,487             0.0%
    Century Bancorp, Inc. Class A                               1,308      58,141             0.0%
    Charles Schwab Corp. (The)                                114,256   3,487,093             0.1%
#   Charter Financial Corp.                                     4,048      53,029             0.0%
    Chemical Financial Corp.                                   30,903   1,048,539             0.0%
    Chicopee Bancorp, Inc.                                      3,900      64,701             0.0%
    Chubb Corp. (The)                                          53,621   6,935,876             0.1%
#   Cincinnati Financial Corp.                                 69,527   4,187,611             0.1%
    CIT Group, Inc.                                            67,470   2,901,210             0.1%
    Citigroup, Inc.                                           539,405  28,680,164             0.5%
    Citizens & Northern Corp.                                   4,076      80,746             0.0%
    Citizens Community Bancorp, Inc.                            1,100       9,768             0.0%
    Citizens Holding Co.                                          200       4,204             0.0%
#*  Citizens, Inc.                                             28,479     239,224             0.0%
    City Holding Co.                                           12,822     613,276             0.0%
    City National Corp.                                        37,071   3,321,562             0.1%
    CKX Lands, Inc.                                                39         455             0.0%
#   Clifton Bancorp, Inc.                                      29,686     432,822             0.0%
    CME Group, Inc.                                            63,511   5,999,884             0.1%
    CNA Financial Corp.                                        71,240   2,604,534             0.1%
    CNB Financial Corp.                                         6,178     114,787             0.0%
#   CNO Financial Group, Inc.                                 150,916   2,899,096             0.1%
    CoBiz Financial, Inc.                                      39,013     486,102             0.0%
    Codorus Valley Bancorp, Inc.                                  593      12,227             0.0%
#   Cohen & Steers, Inc.                                       12,505     382,528             0.0%
*   Colony Bankcorp, Inc.                                         327       2,979             0.0%
    Columbia Banking System, Inc.                              66,541   2,217,146             0.0%
    Comerica, Inc.                                             78,265   3,396,701             0.1%
#   Commerce Bancshares, Inc.                                  73,249   3,336,492             0.1%
    Commercial National Financial Corp.                           923      22,729             0.0%
#   Community Bank System, Inc.                                39,873   1,625,223             0.0%
*   Community Bankers Trust Corp.                                 700       3,682             0.0%
    Community Trust Bancorp, Inc.                              18,816     648,588             0.0%
    ConnectOne Bancorp, Inc.                                   15,832     282,601             0.0%
#   Consolidated-Tomoka Land Co.                                5,164     264,655             0.0%
*   Consumer Portfolio Services, Inc.                          15,330      83,089             0.0%
#*  Cowen Group, Inc. Class A                                  83,302     350,701             0.0%
#   Crawford & Co. Class A                                     16,580      93,014             0.0%
#   Crawford & Co. Class B                                     16,901     101,406             0.0%
#*  Credit Acceptance Corp.                                    19,353   3,659,459             0.1%
#   Cullen/Frost Bankers, Inc.                                 45,690   3,127,024             0.1%
*   Customers Bancorp, Inc.                                    19,188     527,670             0.0%
#   CVB Financial Corp.                                        94,047   1,641,120             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Financials -- (Continued)
#   Diamond Hill Investment Group, Inc.                         1,724 $  344,886             0.0%
    Dime Community Bancshares, Inc.                            43,812    760,138             0.0%
    Discover Financial Services                               127,515  7,168,893             0.1%
    Donegal Group, Inc. Class A                                16,420    232,343             0.0%
    Donegal Group, Inc. Class B                                 1,947     39,125             0.0%
*   E*TRADE Financial Corp.                                   169,915  4,844,277             0.1%
#*  Eagle Bancorp, Inc.                                        12,796    609,090             0.0%
    East West Bancorp, Inc.                                    98,207  3,966,581             0.1%
    Eastern Virginia Bankshares, Inc.                             889      5,752             0.0%
    Eaton Vance Corp.                                          66,198  2,390,410             0.1%
#*  eHealth, Inc.                                              11,757    140,496             0.0%
    EMC Insurance Group, Inc.                                  15,452    386,300             0.0%
#*  Emergent Capital, Inc.                                      3,823     18,962             0.0%
    Employers Holdings, Inc.                                   36,599    968,776             0.0%
#*  Encore Capital Group, Inc.                                 29,133  1,185,713             0.0%
    Endurance Specialty Holdings, Ltd.                         56,900  3,592,097             0.1%
#*  Enova International, Inc.                                  20,941    272,233             0.0%
#*  Enstar Group, Ltd.                                         10,517  1,659,583             0.0%
#   Enterprise Bancorp, Inc.                                    3,460     80,341             0.0%
    Enterprise Financial Services Corp.                        17,320    491,195             0.0%
    Erie Indemnity Co. Class A                                 28,696  2,509,752             0.1%
    ESSA Bancorp, Inc.                                          7,111     94,363             0.0%
    Evans Bancorp, Inc.                                           807     20,175             0.0%
#   EverBank Financial Corp.                                   57,019    984,148             0.0%
    Evercore Partners, Inc. Class A                            31,664  1,709,856             0.0%
    Everest Re Group, Ltd.                                     24,621  4,381,799             0.1%
#*  Ezcorp, Inc. Class A                                       16,836    112,128             0.0%
    FactSet Research Systems, Inc.                             14,215  2,489,331             0.1%
#*  Farmers Capital Bank Corp.                                  4,507    122,230             0.0%
    FBL Financial Group, Inc. Class A                          19,223  1,209,127             0.0%
*   FCB Financial Holdings, Inc. Class A                        8,601    305,852             0.0%
    Federal Agricultural Mortgage Corp. Class A                   635     16,351             0.0%
#   Federal Agricultural Mortgage Corp. Class C                 8,507    249,766             0.0%
#   Federated Investors, Inc. Class B                          47,133  1,448,397             0.0%
    Federated National Holding Co.                             15,906    489,666             0.0%
    Fidelity & Guaranty Life                                    2,628     70,168             0.0%
    Fidelity Southern Corp.                                    18,003    377,163             0.0%
    Fifth Third Bancorp                                       331,250  6,310,312             0.1%
#   Financial Engines, Inc.                                     7,304    234,897             0.0%
    Financial Institutions, Inc.                               12,322    321,851             0.0%
*   First Acceptance Corp.                                     16,289     46,424             0.0%
#   First American Financial Corp.                             85,258  3,250,888             0.1%
#*  First BanCorp(318672706)                                   62,228    235,844             0.0%
    First Bancorp(318910106)                                   13,065    242,094             0.0%
    First Bancorp, Inc.                                         3,162     66,813             0.0%
    First Busey Corp.                                          22,118    461,603             0.0%
    First Business Financial Services, Inc.                     5,567    137,227             0.0%
*   First Cash Financial Services, Inc.                        27,205  1,037,871             0.0%
    First Citizens BancShares, Inc. Class A                     6,827  1,748,668             0.0%
    First Commonwealth Financial Corp.                         88,042    809,106             0.0%
    First Community Bancshares, Inc.                           12,273    236,010             0.0%
    First Connecticut Bancorp, Inc.                             2,621     45,553             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Financials -- (Continued)
    First Defiance Financial Corp.                              6,553 $   250,980             0.0%
    First Financial Bancorp                                    68,495   1,320,584             0.0%
#   First Financial Bankshares, Inc.                           42,226   1,404,437             0.0%
    First Financial Corp.                                       7,979     273,440             0.0%
    First Financial Northwest, Inc.                            12,791     160,527             0.0%
#   First Horizon National Corp.                              175,264   2,485,244             0.1%
    First Interstate Bancsystem, Inc. Class A                  24,131     684,355             0.0%
    First Merchants Corp.                                      38,043     997,868             0.0%
    First Midwest Bancorp, Inc.                                81,937   1,460,117             0.0%
*   First NBC Bank Holding Co.                                 11,854     440,850             0.0%
    First Niagara Financial Group, Inc.                       228,417   2,364,116             0.1%
#   First of Long Island Corp. (The)                            2,631      73,063             0.0%
    First Republic Bank                                        37,743   2,464,995             0.1%
    First South Bancorp, Inc.                                   4,040      32,360             0.0%
*   First United Corp.                                          1,100       9,504             0.0%
    FirstMerit Corp.                                          115,025   2,161,320             0.0%
*   Flagstar Bancorp, Inc.                                     41,102     914,108             0.0%
    Flushing Financial Corp.                                   33,668     708,375             0.0%
#   FNB Corp.                                                 133,544   1,798,838             0.0%
    FNF Group                                                 140,300   4,949,784             0.1%
*   FNFV Group                                                 46,761     525,594             0.0%
*   Forest City Enterprises, Inc. Class A                     120,075   2,653,657             0.1%
#*  Forest City Enterprises, Inc. Class B                       3,599      80,366             0.0%
#*  Forestar Group, Inc.                                       33,292     471,082             0.0%
    Fox Chase Bancorp, Inc.                                    11,706     204,972             0.0%
    Franklin Resources, Inc.                                   61,777   2,518,031             0.1%
#*  FRP Holdings, Inc.                                          5,087     167,871             0.0%
    Fulton Financial Corp.                                    183,620   2,464,180             0.1%
    Gain Capital Holdings, Inc.                                39,093     291,243             0.0%
    GAMCO Investors, Inc. Class A                               4,711     271,730             0.0%
#*  Genworth Financial, Inc. Class A                          172,843     808,905             0.0%
#   German American Bancorp, Inc.                              10,778     337,675             0.0%
    Glacier Bancorp, Inc.                                      66,791   1,827,402             0.0%
*   Global Indemnity P.L.C.                                    12,712     361,148             0.0%
    Goldman Sachs Group, Inc. (The)                            78,303  14,681,812             0.3%
#   Great Southern Bancorp, Inc.                               14,349     693,487             0.0%
#*  Green Dot Corp. Class A                                    48,036     890,587             0.0%
    Greenhill & Co., Inc.                                      23,083     596,003             0.0%
*   Greenlight Capital Re, Ltd. Class A                        27,194     597,180             0.0%
    Griffin Industrial Realty, Inc.                             2,369      60,599             0.0%
#   Guaranty Bancorp                                           17,142     282,500             0.0%
*   Hallmark Financial Services, Inc.                          14,564     189,186             0.0%
#   Hancock Holding Co.                                        65,436   1,806,034             0.0%
#   Hanmi Financial Corp.                                      34,269     873,859             0.0%
    Hanover Insurance Group, Inc. (The)                        37,423   3,152,888             0.1%
    Harleysville Savings Financial Corp.                        1,326      25,028             0.0%
    Hartford Financial Services Group, Inc. (The)             207,987   9,621,479             0.2%
    Hawthorn Bancshares, Inc.                                     260       3,565             0.0%
#   HCI Group, Inc.                                            15,928     694,620             0.0%
    Heartland Financial USA, Inc.                              16,252     598,724             0.0%
    Heritage Commerce Corp.                                    24,520     259,422             0.0%
    Heritage Financial Corp.                                   26,015     479,196             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Financials -- (Continued)
    HF Financial Corp.                                            761 $    12,283             0.0%
    HFF, Inc. Class A                                          23,651     816,433             0.0%
*   Hilltop Holdings, Inc.                                     87,866   1,842,550             0.0%
#   Hingham Institution for Savings                               248      31,598             0.0%
*   HMN Financial, Inc.                                           212       2,487             0.0%
    Home Bancorp, Inc.                                          3,783      96,013             0.0%
#   Home BancShares, Inc.                                      41,959   1,800,880             0.0%
*   HomeStreet, Inc.                                           19,525     408,658             0.0%
#*  HomeTrust Bancshares, Inc.                                  6,307     119,455             0.0%
#   HopFed Bancorp, Inc.                                        1,664      19,619             0.0%
    Horace Mann Educators Corp.                                33,385   1,143,102             0.0%
    Horizon Bancorp                                             4,889     127,603             0.0%
#*  Howard Hughes Corp. (The)                                  27,641   3,415,875             0.1%
    Hudson City Bancorp, Inc.                                 285,251   2,886,740             0.1%
#   Huntington Bancshares, Inc.                               359,754   3,946,501             0.1%
    Iberiabank Corp.                                           30,893   1,873,043             0.0%
#   Independence Holding Co.                                    6,304      85,482             0.0%
    Independent Bank Corp.                                     23,260   1,087,172             0.0%
#   Independent Bank Group, Inc.                                6,053     235,764             0.0%
    Infinity Property & Casualty Corp.                          7,323     589,648             0.0%
#   Interactive Brokers Group, Inc. Class A                    60,483   2,488,271             0.1%
    Intercontinental Exchange, Inc.                            21,406   5,402,874             0.1%
    International Bancshares Corp.                             60,076   1,619,048             0.0%
*   INTL. FCStone, Inc.                                        22,119     707,587             0.0%
    Invesco, Ltd.                                             180,449   5,985,493             0.1%
#   Investment Technology Group, Inc.                          28,559     457,230             0.0%
    Investors Bancorp, Inc.                                   249,550   3,121,870             0.1%
    Investors Title Co.                                           675      50,794             0.0%
#   Janus Capital Group, Inc.                                 126,443   1,963,660             0.0%
    Jones Lang LaSalle, Inc.                                   26,326   4,388,807             0.1%
    JPMorgan Chase & Co.                                      881,154  56,614,144             1.0%
#*  KCG Holdings, Inc. Class A                                 44,359     554,044             0.0%
    Kearny Financial Corp.                                     52,959     632,860             0.0%
#   Kemper Corp.                                               54,061   1,931,059             0.0%
    Kennedy-Wilson Holdings, Inc.                              55,980   1,372,630             0.0%
    Kentucky First Federal Bancorp                              1,549      14,468             0.0%
    KeyCorp                                                   362,394   4,500,933             0.1%
#*  Ladenburg Thalmann Financial Services, Inc.                59,599     151,381             0.0%
    Lake Shore Bancorp, Inc.                                      125       1,681             0.0%
    Lake Sunapee Bank Group                                     2,140      30,431             0.0%
    Lakeland Bancorp, Inc.                                     25,875     300,926             0.0%
    Lakeland Financial Corp.                                   15,824     710,972             0.0%
#   Landmark Bancorp, Inc.                                      1,337      35,283             0.0%
    LegacyTexas Financial Group, Inc.                          37,290   1,070,223             0.0%
    Legg Mason, Inc.                                           86,474   3,869,711             0.1%
#*  LendingTree, Inc.                                           7,617     924,399             0.0%
    Leucadia National Corp.                                   108,884   2,178,769             0.0%
    Lincoln National Corp.                                    105,037   5,620,530             0.1%
    Loews Corp.                                                95,105   3,467,528             0.1%
#   LPL Financial Holdings, Inc.                              102,729   4,376,255             0.1%
#   M&T Bank Corp.                                             51,042   6,117,384             0.1%
    Macatawa Bank Corp.                                        15,666      80,837             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Financials -- (Continued)
    Mackinac Financial Corp.                                    1,448 $   14,943             0.0%
#   Maiden Holdings, Ltd.                                      72,371  1,125,369             0.0%
#   MainSource Financial Group, Inc.                           17,966    388,784             0.0%
    Manning & Napier, Inc.                                      2,860     21,450             0.0%
*   Marcus & Millichap, Inc.                                   20,972    913,750             0.0%
*   Markel Corp.                                                6,509  5,649,812             0.1%
    MarketAxess Holdings, Inc.                                 18,326  1,856,607             0.0%
    Marlin Business Services Corp.                             14,523    256,476             0.0%
    Marsh & McLennan Cos., Inc.                                50,167  2,796,309             0.1%
*   Maui Land & Pineapple Co., Inc.                             1,700      8,840             0.0%
    MB Financial, Inc.                                         69,284  2,233,716             0.0%
#*  MBIA, Inc.                                                171,483  1,287,837             0.0%
*   MBT Financial Corp.                                         3,975     25,082             0.0%
    McGraw Hill Financial, Inc.                                20,001  1,852,893             0.0%
    Mercantile Bank Corp.                                       8,316    183,451             0.0%
    Merchants Bancshares, Inc.                                  2,632     82,961             0.0%
#   Mercury General Corp.                                      39,957  2,158,078             0.0%
    Meridian Bancorp, Inc.                                     38,280    537,451             0.0%
#   Meta Financial Group, Inc.                                  3,980    171,458             0.0%
    MetLife, Inc.                                             165,434  8,334,565             0.2%
    Metro Bancorp, Inc.                                        13,124    406,582             0.0%
#*  MGIC Investment Corp.                                     111,894  1,051,804             0.0%
    MidSouth Bancorp, Inc.                                      7,404     75,151             0.0%
#   MidWestOne Financial Group, Inc.                            6,223    190,673             0.0%
#   Moelis & Co. Class A                                       10,372    305,767             0.0%
    Moody's Corp.                                              27,726  2,666,132             0.1%
    Morgan Stanley                                            254,510  8,391,195             0.2%
    Morningstar, Inc.                                          16,106  1,322,464             0.0%
*   MSB Financial Corp.                                           782      9,079             0.0%
    MSCI, Inc.                                                 67,973  4,554,191             0.1%
    MutualFirst Financial, Inc.                                 1,660     38,877             0.0%
    Nasdaq, Inc.                                               75,383  4,363,922             0.1%
    National Bank Holdings Corp. Class A                       23,165    511,020             0.0%
    National General Holdings Corp.                             7,065    139,251             0.0%
#   National Interstate Corp.                                  15,556    446,457             0.0%
    National Penn Bancshares, Inc.                            137,574  1,656,391             0.0%
    National Western Life Group, Inc. Class A                   1,043    269,084             0.0%
#*  Nationstar Mortgage Holdings, Inc.                          6,015     79,819             0.0%
    Navient Corp.                                             171,241  2,258,669             0.1%
*   Navigators Group, Inc. (The)                               13,888  1,185,341             0.0%
#   NBT Bancorp, Inc.                                          38,199  1,073,774             0.0%
    Nelnet, Inc. Class A                                       32,490  1,162,492             0.0%
    New York Community Bancorp, Inc.                          124,658  2,059,350             0.0%
    NewBridge Bancorp                                          13,336    150,830             0.0%
#*  NewStar Financial, Inc.                                    34,788    367,013             0.0%
*   Nicholas Financial, Inc.                                      945     12,550             0.0%
#*  NMI Holdings, Inc. Class A                                 27,327    205,499             0.0%
    Northeast Community Bancorp, Inc.                           5,046     37,239             0.0%
    Northern Trust Corp.                                       66,135  4,655,243             0.1%
#   Northfield Bancorp, Inc.                                   56,741    869,272             0.0%
    Northrim BanCorp, Inc.                                      5,749    158,787             0.0%
    NorthStar Asset Management Group, Inc.                     38,677    565,845             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Financials -- (Continued)
    Northwest Bancshares, Inc.                                115,971 $1,560,970             0.0%
    Norwood Financial Corp.                                        71      2,033             0.0%
    Ocean Shore Holding Co.                                     3,233     55,834             0.0%
    OceanFirst Financial Corp.                                 15,547    286,998             0.0%
#*  Ocwen Financial Corp.                                      62,760    438,692             0.0%
    OFG Bancorp                                                30,447    280,417             0.0%
    Ohio Valley Banc Corp.                                      1,078     25,786             0.0%
    Old Line Bancshares, Inc.                                      98      1,681             0.0%
    Old National Bancorp.                                     133,396  1,867,544             0.0%
    Old Republic International Corp.                          188,994  3,409,452             0.1%
*   Old Second Bancorp, Inc.                                    9,603     64,340             0.0%
    OneBeacon Insurance Group, Ltd. Class A                    23,662    340,496             0.0%
#   Oppenheimer Holdings, Inc. Class A                         12,239    224,586             0.0%
    Opus Bank                                                   2,198     81,875             0.0%
#   Oritani Financial Corp.                                    52,393    834,097             0.0%
    Pacific Continental Corp.                                  13,760    197,318             0.0%
*   Pacific Mercantile Bancorp                                  4,434     30,063             0.0%
*   Pacific Premier Bancorp, Inc.                              20,263    432,615             0.0%
    PacWest Bancorp                                            83,360  3,754,534             0.1%
    Park National Corp.                                         9,540    865,469             0.0%
    Park Sterling Corp.                                        18,146    131,558             0.0%
    PartnerRe, Ltd.                                            37,587  5,224,593             0.1%
    Peapack Gladstone Financial Corp.                           8,652    195,622             0.0%
#   Penns Woods Bancorp, Inc.                                   2,417    107,677             0.0%
*   PennyMac Financial Services, Inc. Class A                   6,397    105,806             0.0%
#   People's United Financial, Inc.                           224,184  3,575,735             0.1%
    Peoples Bancorp of North Carolina, Inc.                       126      2,420             0.0%
#   Peoples Bancorp, Inc.                                      11,404    218,501             0.0%
    Peoples Financial Services Corp.                              759     30,906             0.0%
*   PHH Corp.                                                  35,479    521,541             0.0%
#*  Phoenix Cos., Inc. (The)                                    3,177    109,225             0.0%
*   PICO Holdings, Inc.                                        11,444    110,549             0.0%
    Pinnacle Financial Partners, Inc.                          28,260  1,487,041             0.0%
*   Piper Jaffray Cos.                                         10,445    371,529             0.0%
    PNC Financial Services Group, Inc. (The)                   90,112  8,133,509             0.2%
    Popular, Inc.                                              74,878  2,214,142             0.0%
#*  PRA Group, Inc.                                            43,323  2,374,100             0.1%
    Preferred Bank                                              6,883    227,896             0.0%
    Premier Financial Bancorp, Inc.                             1,908     28,105             0.0%
#   Primerica, Inc.                                            49,995  2,381,262             0.1%
    Principal Financial Group, Inc.                           133,424  6,692,548             0.1%
    PrivateBancorp, Inc.                                       61,830  2,586,349             0.1%
    ProAssurance Corp.                                         46,279  2,450,936             0.1%
    Progressive Corp. (The)                                   221,290  7,331,338             0.1%
#   Prosperity Bancshares, Inc.                                50,673  2,603,579             0.1%
    Provident Financial Holdings, Inc.                          5,500     94,270             0.0%
    Provident Financial Services, Inc.                         57,300  1,164,336             0.0%
    Prudential Bancorp, Inc.                                    1,572     23,108             0.0%
    Prudential Financial, Inc.                                 78,816  6,502,320             0.1%
    Pulaski Financial Corp.                                     4,605     68,338             0.0%
    Pzena Investment Management, Inc. Class A                   7,948     75,744             0.0%
    QC Holdings, Inc.                                           6,412      9,939             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Financials -- (Continued)
#   QCR Holdings, Inc.                                          1,649 $   37,564             0.0%
    Radian Group, Inc.                                         80,134  1,159,539             0.0%
    Raymond James Financial, Inc.                              55,106  3,036,892             0.1%
    RE/MAX Holdings, Inc. Class A                               1,012     38,122             0.0%
*   Realogy Holdings Corp.                                     69,317  2,710,295             0.1%
*   Regional Management Corp.                                   8,646    141,016             0.0%
    Regions Financial Corp.                                   562,877  5,262,900             0.1%
    Reinsurance Group of America, Inc.                         41,038  3,703,269             0.1%
    RenaissanceRe Holdings, Ltd.                               41,644  4,565,432             0.1%
    Renasant Corp.                                             31,469  1,089,771             0.0%
    Republic Bancorp, Inc. Class A                             14,570    370,515             0.0%
#*  Republic First Bancorp, Inc.                                8,744     34,014             0.0%
#   Resource America, Inc. Class A                             14,603    112,297             0.0%
    Riverview Bancorp, Inc.                                     5,533     26,116             0.0%
    RLI Corp.                                                  35,939  2,186,888             0.0%
#*  Royal Bancshares of Pennsylvania, Inc. Class A              4,578      9,568             0.0%
    S&T Bancorp, Inc.                                          28,797    918,048             0.0%
#*  Safeguard Scientifics, Inc.                                22,673    402,446             0.0%
#   Safety Insurance Group, Inc.                               23,269  1,348,439             0.0%
    Salisbury Bancorp, Inc.                                       300      8,688             0.0%
#   Sandy Spring Bancorp, Inc.                                 20,861    573,677             0.0%
*   Santander Consumer USA Holdings, Inc.                     127,965  2,304,650             0.1%
    SB Financial Group, Inc.                                      600      6,342             0.0%
#*  Seacoast Banking Corp. of Florida                          22,303    345,250             0.0%
    SEI Investments Co.                                        33,229  1,721,927             0.0%
#   Selective Insurance Group, Inc.                            45,237  1,650,698             0.0%
    ServisFirst Bancshares, Inc.                                5,085    215,502             0.0%
    Shore Bancshares, Inc.                                      1,418     14,052             0.0%
    SI Financial Group, Inc.                                    4,396     55,609             0.0%
    Sierra Bancorp                                              8,846    143,394             0.0%
*   Signature Bank                                             35,450  5,279,214             0.1%
#   Simmons First National Corp. Class A                       26,447  1,363,078             0.0%
*   SLM Corp.                                                 393,064  2,775,032             0.1%
    South State Corp.                                          21,303  1,650,982             0.0%
*   Southcoast Financial Corp.                                  1,309     17,619             0.0%
*   Southern First Bancshares, Inc.                                18        412             0.0%
    Southern Missouri Bancorp, Inc.                               130      2,869             0.0%
#   Southern National Bancorp of Virginia, Inc.                   417      4,754             0.0%
    Southside Bancshares, Inc.                                 16,872    453,857             0.0%
    Southwest Bancorp, Inc.                                    23,593    398,958             0.0%
*   Springleaf Holdings, Inc.                                  46,820  2,196,326             0.0%
*   St Joe Co. (The)                                           18,693    370,495             0.0%
    StanCorp Financial Group, Inc.                             34,695  3,980,210             0.1%
    State Auto Financial Corp.                                 27,200    648,720             0.0%
    State Bank Financial Corp.                                 12,852    275,033             0.0%
    State Street Corp.                                         81,901  5,651,169             0.1%
    Sterling Bancorp                                          104,614  1,610,009             0.0%
    Stewart Information Services Corp.                         26,212  1,052,936             0.0%
*   Stifel Financial Corp.                                     46,240  2,054,443             0.0%
    Stock Yards Bancorp, Inc.                                  15,361    578,802             0.0%
*   Stratus Properties, Inc.                                      271      4,621             0.0%
    Suffolk Bancorp                                            11,127    332,586             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Financials -- (Continued)
    Summit State Bank                                             361 $     4,957             0.0%
*   Sun Bancorp, Inc.                                           6,905     138,169             0.0%
    SunTrust Banks, Inc.                                       88,716   3,683,488             0.1%
*   SVB Financial Group                                        39,207   4,785,998             0.1%
    Symetra Financial Corp.                                    93,522   2,967,453             0.1%
#*  Synchrony Financial                                         9,300     286,068             0.0%
    Synovus Financial Corp.                                    95,419   3,018,103             0.1%
#   T Rowe Price Group, Inc.                                   41,199   3,115,468             0.1%
    Talmer Bancorp, Inc. Class A                               20,805     349,940             0.0%
    TCF Financial Corp.                                       148,946   2,292,279             0.1%
#   TD Ameritrade Holding Corp.                               153,268   5,283,148             0.1%
#*  Tejon Ranch Co.                                            15,567     350,725             0.0%
    Territorial Bancorp, Inc.                                  11,411     318,139             0.0%
#   Teton Advisors, Inc. Class A                                   29       1,450             0.0%
#*  Texas Capital Bancshares, Inc.                             32,651   1,802,335             0.0%
#   TFS Financial Corp.                                       140,255   2,462,878             0.1%
    Timberland Bancorp, Inc.                                      899      10,905             0.0%
#   Tompkins Financial Corp.                                   13,928     756,012             0.0%
    Torchmark Corp.                                            46,106   2,674,609             0.1%
    TowneBank                                                  20,844     447,312             0.0%
*   Transcontinental Realty Investors, Inc.                       860      10,750             0.0%
    Travelers Cos., Inc. (The)                                112,519  12,702,270             0.2%
    Trico Bancshares                                           19,881     524,063             0.0%
*   Trinity Place Holdings, Inc.                                  699       4,194             0.0%
#*  TriState Capital Holdings, Inc.                            16,563     206,872             0.0%
    TrustCo Bank Corp. NY                                     118,791     740,068             0.0%
#   Trustmark Corp.                                            69,683   1,674,482             0.0%
    U.S. Bancorp.                                             381,670  16,098,841             0.3%
    UMB Financial Corp.                                        41,646   2,043,986             0.0%
    Umpqua Holdings Corp.                                     159,325   2,660,727             0.1%
    Union Bankshares Corp.                                     36,012     902,101             0.0%
    Union Bankshares, Inc.                                        337       9,032             0.0%
    United Bancshares, Inc.                                       606       9,690             0.0%
    United Bankshares, Inc.                                    56,827   2,247,508             0.0%
    United Community Banks, Inc.                               49,866   1,005,299             0.0%
    United Community Financial Corp.                           20,751     113,715             0.0%
    United Financial Bancorp, Inc.                             46,090     598,248             0.0%
    United Fire Group, Inc.                                    16,701     621,110             0.0%
#   United Insurance Holdings Corp.                             5,940      98,129             0.0%
*   United Security Bancshares                                  2,098      11,035             0.0%
    Unity Bancorp, Inc.                                         2,462      24,866             0.0%
#   Universal Insurance Holdings, Inc.                         55,727   1,758,187             0.0%
    Univest Corp. of Pennsylvania                              15,869     312,461             0.0%
    Unum Group                                                116,597   4,040,086             0.1%
    Validus Holdings, Ltd.                                     69,026   3,057,852             0.1%
#   Valley National Bancorp                                   184,348   1,935,654             0.0%
    Value Line, Inc.                                            1,300      20,917             0.0%
    Virtus Investment Partners, Inc.                            4,671     546,694             0.0%
    Voya Financial, Inc.                                       63,558   2,578,548             0.1%
#   Waddell & Reed Financial, Inc. Class A                     39,058   1,442,803             0.0%
#*  Walker & Dunlop, Inc.                                      40,443   1,173,251             0.0%
#   Washington Federal, Inc.                                  101,827   2,539,565             0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                               SHARES      VALUE+    OF NET ASSETS**
                                                              --------- ------------ ---------------
Financials -- (Continued)
#   Washington Trust Bancorp, Inc.                               13,352 $    518,058             0.0%
    Waterstone Financial, Inc.                                   31,997      426,200             0.0%
    Wayne Savings Bancshares, Inc.                                  243        2,887             0.0%
    Webster Financial Corp.                                      73,199    2,715,683             0.1%
    Wells Fargo & Co.                                         1,199,886   64,961,828             1.2%
#   WesBanco, Inc.                                               33,139    1,081,988             0.0%
#   West BanCorp., Inc.                                          13,921      275,079             0.0%
    Westamerica Bancorporation                                   27,883    1,232,707             0.0%
*   Western Alliance Bancorp                                     73,593    2,630,950             0.1%
    Westfield Financial, Inc.                                    18,225      142,155             0.0%
    Westwood Holdings Group, Inc.                                 6,857      398,392             0.0%
    White Mountains Insurance Group, Ltd.                         2,566    2,027,140             0.0%
    Willis Group Holdings P.L.C.                                 60,541    2,700,734             0.1%
    Wilshire Bancorp, Inc.                                       86,809      927,988             0.0%
    Wintrust Financial Corp.                                     40,741    2,057,013             0.0%
#   WisdomTree Investments, Inc.                                 64,470    1,239,758             0.0%
#*  World Acceptance Corp.                                        8,220      313,429             0.0%
    WR Berkley Corp.                                             60,320    3,367,666             0.1%
#   WSFS Financial Corp.                                         21,158      672,190             0.0%
    WVS Financial Corp.                                             757        8,751             0.0%
    XL Group P.L.C.                                             118,012    4,493,897             0.1%
#   Yadkin Financial Corp.                                       13,552      319,150             0.0%
#   Zions Bancorporation                                         98,552    2,835,341             0.1%
                                                                        ------------            ----
Total Financials                                                         996,950,582            18.0%
                                                                        ------------            ----
Health Care -- (10.0%)
#   Abaxis, Inc.                                                  9,248      464,342             0.0%
    Abbott Laboratories                                         211,126    9,458,445             0.2%
    AbbVie, Inc.                                                109,207    6,503,277             0.1%
*   ABIOMED, Inc.                                                 4,800      353,568             0.0%
#*  Acadia Healthcare Co., Inc.                                  27,615    1,695,837             0.0%
#*  ACADIA Pharmaceuticals, Inc.                                 12,347      429,923             0.0%
    Aceto Corp.                                                  27,066      816,311             0.0%
*   Acorda Therapeutics, Inc.                                    25,017      901,613             0.0%
#*  Adamas Pharmaceuticals, Inc.                                  2,861       42,228             0.0%
    Adcare Health Systems, Inc.                                   2,885        9,203             0.0%
#*  Addus HomeCare Corp.                                         11,269      281,500             0.0%
#*  Adeptus Health, Inc. Class A                                  2,100      136,269             0.0%
    Aetna, Inc.                                                 103,394   11,867,563             0.2%
#*  Affymetrix, Inc.                                             49,700      457,240             0.0%
    Agilent Technologies, Inc.                                   91,158    3,442,126             0.1%
#*  Air Methods Corp.                                            40,384    1,652,917             0.0%
#*  Akorn, Inc.                                                  43,352    1,159,232             0.0%
#*  Albany Molecular Research, Inc.                              19,802      357,228             0.0%
*   Alere, Inc.                                                  60,074    2,770,613             0.1%
*   Alexion Pharmaceuticals, Inc.                                14,997    2,639,472             0.1%
#*  Align Technology, Inc.                                       36,980    2,420,711             0.1%
*   Alkermes P.L.C.                                              16,011    1,151,511             0.0%
*   Allergan P.L.C.                                              62,046   19,139,330             0.4%
*   Alliance HealthCare Services, Inc.                            3,441       29,111             0.0%
*   Allied Healthcare Products, Inc.                                500          680             0.0%
*   Allscripts Healthcare Solutions, Inc.                       132,175    1,858,380             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE+    OF NET ASSETS**
                                                                      ------- ----------- ---------------
Health Care -- (Continued)
*           Almost Family, Inc.                                         9,313 $   385,372             0.0%
#*          Alnylam Pharmaceuticals, Inc.                              15,940   1,370,043             0.0%
*           Alphatec Holdings, Inc.                                    36,305      12,707             0.0%
#*          AMAG Pharmaceuticals, Inc.                                  7,668     306,720             0.0%
#*          Amedisys, Inc.                                             23,177     917,346             0.0%
            AmerisourceBergen Corp.                                    29,592   2,855,924             0.1%
            Amgen, Inc.                                                94,613  14,965,884             0.3%
*           AMN Healthcare Services, Inc.                              48,319   1,370,810             0.0%
*           Amsurg Corp.                                               50,911   3,568,352             0.1%
#*          Anacor Pharmaceuticals, Inc.                                4,956     557,104             0.0%
#           Analogic Corp.                                              8,681     760,629             0.0%
*           AngioDynamics, Inc.                                        30,341     381,690             0.0%
#*          Anika Therapeutics, Inc.                                   15,024     578,724             0.0%
            Anthem, Inc.                                               83,721  11,649,777             0.2%
#*          Assembly Biosciences, Inc.                                  5,469      52,502             0.0%
#*          athenahealth, Inc.                                          6,828   1,040,929             0.0%
#           Atrion Corp.                                                1,573     580,437             0.0%
            Baxalta, Inc.                                              48,294   1,664,211             0.0%
            Baxter International, Inc.                                 48,294   1,805,713             0.0%
            Becton Dickinson and Co.                                   13,515   1,926,158             0.0%
*           Bio-Rad Laboratories, Inc. Class A                         16,852   2,350,517             0.1%
*           Bio-Rad Laboratories, Inc. Class B                            630      92,295             0.0%
            Bio-Techne Corp.                                           11,352   1,001,246             0.0%
*           Biogen, Inc.                                               16,395   4,762,911             0.1%
*           BioMarin Pharmaceutical, Inc.                              15,781   1,847,008             0.0%
#*          BioScrip, Inc.                                             29,191      57,506             0.0%
*           Biospecifics Technologies Corp.                             3,454     201,748             0.0%
*           BioTelemetry, Inc.                                         25,434     331,151             0.0%
*           Bluebird Bio, Inc.                                          7,769     599,223             0.0%
*           Boston Scientific Corp.                                   320,419   5,857,259             0.1%
*           Bovie Medical Corp.                                         6,717      12,762             0.0%
            Bristol-Myers Squibb Co.                                   95,632   6,306,930             0.1%
#*          Brookdale Senior Living, Inc.                              76,117   1,591,606             0.0%
#*          Bruker Corp.                                               46,334     851,156             0.0%
#*          Cambrex Corp.                                              27,234   1,251,947             0.0%
            Cantel Medical Corp.                                       27,844   1,650,592             0.0%
#*          Capital Senior Living Corp.                                34,466     779,621             0.0%
            Cardinal Health, Inc.                                      31,700   2,605,740             0.1%
#*          Catalent, Inc.                                             65,681   1,745,801             0.0%
            Catalyst Biosciences, Inc.(14888D109)                       1,430       5,520             0.0%
(degrees)#  Catalyst Biosciences, Inc.(87611RAA6)                      10,817      11,672             0.0%
*           Celgene Corp.                                              53,962   6,621,677             0.1%
#*          Centene Corp.                                              61,758   3,673,366             0.1%
#*          Cepheid                                                     6,463     215,864             0.0%
*           Cerner Corp.                                               28,400   1,882,636             0.0%
*           Charles River Laboratories International, Inc.             44,923   2,930,777             0.1%
#           Chemed Corp.                                               13,279   2,088,654             0.0%
            Cigna Corp.                                                70,425   9,439,767             0.2%
*           Clovis Oncology, Inc.                                       4,300     429,613             0.0%
*           Community Health Systems, Inc.                            131,067   3,675,119             0.1%
#           Computer Programs & Systems, Inc.                           7,100     269,871             0.0%
*           Concert Pharmaceuticals, Inc.                               6,875     156,131             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Health Care -- (Continued)
    CONMED Corp.                                               18,255 $   740,423             0.0%
    Cooper Cos., Inc. (The)                                    24,323   3,705,852             0.1%
*   Corvel Corp.                                               15,347     509,520             0.0%
    CR Bard, Inc.                                              11,679   2,176,382             0.1%
*   Cross Country Healthcare, Inc.                             21,341     288,104             0.0%
#   CryoLife, Inc.                                             23,587     248,607             0.0%
#*  Cumberland Pharmaceuticals, Inc.                           12,297      76,241             0.0%
*   Cutera, Inc.                                                8,996     122,076             0.0%
#*  Cynosure, Inc. Class A                                     14,888     560,384             0.0%
*   DaVita HealthCare Partners, Inc.                          123,398   9,564,579             0.2%
    DENTSPLY International, Inc.                               36,585   2,226,197             0.1%
#*  Depomed, Inc.                                              78,423   1,372,403             0.0%
*   DexCom, Inc.                                                9,406     783,708             0.0%
    Digirad Corp.                                               8,621      51,036             0.0%
#*  Dyax Corp.                                                 15,216     418,896             0.0%
*   Edwards Lifesciences Corp.                                 17,800   2,797,270             0.1%
    Eli Lilly & Co.                                            54,013   4,405,840             0.1%
#*  Emergent Biosolutions, Inc.                                29,833     959,131             0.0%
*   Endo International P.L.C.                                  45,930   2,755,341             0.1%
    Ensign Group, Inc. (The)                                   24,658   1,039,581             0.0%
*   Envision Healthcare Holdings, Inc.                         64,020   1,805,364             0.0%
*   Enzo Biochem, Inc.                                         22,936      85,322             0.0%
*   Exactech, Inc.                                             10,037     170,930             0.0%
#*  ExamWorks Group, Inc.                                      27,297     770,867             0.0%
*   Express Scripts Holding Co.                               163,258  14,102,226             0.3%
*   Five Star Quality Care, Inc.                               40,614     132,808             0.0%
#*  Genesis Healthcare, Inc.                                   15,517      76,964             0.0%
    Gilead Sciences, Inc.                                     109,368  11,825,962             0.2%
#*  Globus Medical, Inc. Class A                               65,974   1,474,519             0.0%
*   Greatbatch, Inc.                                           17,147     916,507             0.0%
#*  Haemonetics Corp.                                          34,528   1,166,356             0.0%
#*  Halyard Health, Inc.                                       13,576     402,936             0.0%
#*  Hanger, Inc.                                               25,138     362,490             0.0%
*   Harvard Apparatus Regenerative Technology, Inc.             4,721       2,842             0.0%
#*  Harvard Bioscience, Inc.                                   31,221      91,790             0.0%
*   HCA Holdings, Inc.                                         21,318   1,466,465             0.0%
*   Health Net, Inc.                                           56,130   3,606,914             0.1%
    HealthSouth Corp.                                          51,102   1,779,883             0.0%
*   HealthStream, Inc.                                         32,726     779,206             0.0%
#*  Healthways, Inc.                                           22,868     269,156             0.0%
#*  Henry Schein, Inc.                                         28,323   4,296,882             0.1%
    Hill-Rom Holdings, Inc.                                    64,252   3,385,438             0.1%
#*  HMS Holdings Corp.                                         26,253     276,444             0.0%
*   Hologic, Inc.                                             104,110   4,045,715             0.1%
#*  Horizon Pharma P.L.C.                                     100,700   1,583,004             0.0%
    Humana, Inc.                                               62,179  11,107,035             0.2%
*   ICU Medical, Inc.                                          10,064   1,106,738             0.0%
#*  Idera Pharmaceuticals, Inc.                                10,351      28,569             0.0%
#*  IDEXX Laboratories, Inc.                                   26,214   1,798,805             0.0%
*   Illumina, Inc.                                              8,304   1,189,797             0.0%
#*  Impax Laboratories, Inc.                                   48,223   1,669,962             0.0%
*   IMS Health Holdings, Inc.                                  42,492   1,156,632             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE+    OF NET ASSETS**
                                                                      ------- ----------- ---------------
Health Care -- (Continued)
#*          Incyte Corp.                                               40,400 $ 4,748,212             0.1%
#*          Infinity Pharmaceuticals, Inc.                              2,488      25,751             0.0%
*           Inogen, Inc.                                                5,921     253,064             0.0%
#*          Insys Therapeutics, Inc.                                    9,373     241,448             0.0%
*           Integra LifeSciences Holdings Corp.                        24,518   1,460,537             0.0%
#*          Intercept Pharmaceuticals, Inc.                             3,431     539,353             0.0%
#*          Intrexon Corp.                                             11,525     387,240             0.0%
*           Intuitive Surgical, Inc.                                    3,021   1,500,229             0.0%
#           Invacare Corp.                                             32,928     568,996             0.0%
*           IPC Healthcare, Inc.                                       12,298     965,393             0.0%
*           Iridex Corp.                                                3,478      27,894             0.0%
#*          Isis Pharmaceuticals, Inc.                                  6,400     308,160             0.0%
#*          Jazz Pharmaceuticals P.L.C.                                10,459   1,435,812             0.0%
            Johnson & Johnson                                         406,645  41,083,344             0.8%
#*          Juniper Pharmaceuticals, Inc.                               3,200      38,720             0.0%
            Kewaunee Scientific Corp.                                   1,276      21,207             0.0%
            Kindred Healthcare, Inc.                                   60,537     811,196             0.0%
*           Laboratory Corp. of America Holdings                       40,433   4,962,746             0.1%
#           Landauer, Inc.                                              3,896     153,853             0.0%
#*          Lannett Co., Inc.                                          35,863   1,605,587             0.0%
            LeMaitre Vascular, Inc.                                    15,526     206,806             0.0%
#*          Lexicon Pharmaceuticals, Inc.                               1,446      13,751             0.0%
*           LHC Group, Inc.                                            14,477     652,406             0.0%
*           LifePoint Health, Inc.                                     46,813   3,224,479             0.1%
#*          Ligand Pharmaceuticals, Inc.                               11,658   1,053,300             0.0%
#*          Lipocine, Inc.                                             16,503     197,376             0.0%
#           LivaNova P.L.C.                                            20,601   1,365,434             0.0%
*           Luminex Corp.                                              28,320     515,424             0.0%
*           Magellan Health, Inc.                                      26,057   1,391,444             0.0%
#*          Mallinckrodt P.L.C.                                        36,373   2,388,615             0.1%
*           Masimo Corp.                                               38,286   1,519,188             0.0%
            McKesson Corp.                                             22,964   4,105,963             0.1%
#*          MedAssets, Inc.                                            54,706   1,295,438             0.0%
(degrees)*  Medcath Corp.                                               9,997          --             0.0%
#*          Medicines Co. (The)                                        68,711   2,352,665             0.1%
#*          MediciNova, Inc.                                            4,504      13,197             0.0%
*           Medivation, Inc.                                           22,564     949,042             0.0%
*           MEDNAX, Inc.                                               63,776   4,494,295             0.1%
            Medtronic P.L.C.                                          180,244  13,323,636             0.3%
            Merck & Co., Inc.                                         600,469  32,821,636             0.6%
#           Meridian Bioscience, Inc.                                  37,145     706,126             0.0%
#*          Merit Medical Systems, Inc.                                36,000     667,440             0.0%
*           Mettler-Toledo International, Inc.                          4,295   1,335,702             0.0%
*           Misonix, Inc.                                                 434       4,835             0.0%
#*          Molina Healthcare, Inc.                                    51,746   3,208,252             0.1%
#*          Momenta Pharmaceuticals, Inc.                              13,135     215,545             0.0%
*           Mylan NV                                                   53,496   2,358,639             0.1%
#*          Myriad Genetics, Inc.                                      57,031   2,302,341             0.1%
            National Healthcare Corp.                                  10,043     655,607             0.0%
#           National Research Corp. Class A                             8,340     127,852             0.0%
            National Research Corp. Class B                             1,390      44,800             0.0%
#*          Natus Medical, Inc.                                        23,699   1,079,015             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Health Care -- (Continued)
#*  Nektar Therapeutics                                          35,781 $   424,720             0.0%
*   Neogen Corp.                                                 16,174     874,205             0.0%
#*  Neurocrine Biosciences, Inc.                                  9,815     481,818             0.0%
#*  NewLink Genetics Corp.                                        3,592     137,466             0.0%
*   NuVasive, Inc.                                               35,146   1,657,485             0.0%
*   Ohr Pharmaceutical, Inc.                                      3,900      11,427             0.0%
*   Omnicell, Inc.                                               26,428     718,842             0.0%
#*  Opko Health, Inc.                                           109,685   1,036,523             0.0%
#*  OraSure Technologies, Inc.                                   29,204     151,861             0.0%
*   Orthofix International NV                                    12,863     437,985             0.0%
#   Owens & Minor, Inc.                                          55,488   1,989,245             0.0%
*   Pain Therapeutics, Inc.                                      21,212      39,242             0.0%
#   Paratek Pharmaceuticals, Inc.                                   790      13,714             0.0%
*   PAREXEL International Corp.                                  49,066   3,097,046             0.1%
    Patterson Cos., Inc.                                         71,573   3,392,560             0.1%
    PDL BioPharma, Inc.                                          55,904     256,040             0.0%
    PerkinElmer, Inc.                                            79,819   4,121,853             0.1%
#*  Pernix Therapeutics Holdings, Inc.                            2,817       7,916             0.0%
    Perrigo Co. P.L.C.                                           13,081   2,063,397             0.0%
    Pfizer, Inc.                                              1,336,317  45,194,241             0.8%
*   PharMerica Corp.                                             26,461     755,991             0.0%
#   Phibro Animal Health Corp. Class A                            8,503     283,660             0.0%
#*  Pozen, Inc.                                                  19,179     112,197             0.0%
#*  Premier, Inc. Class A                                        12,989     439,158             0.0%
*   Prestige Brands Holdings, Inc.                               49,203   2,411,439             0.1%
#*  Progenics Pharmaceuticals, Inc.                              40,462     296,991             0.0%
#*  Providence Service Corp. (The)                               16,836     869,579             0.0%
#*  pSivida Corp.                                                 8,193      31,461             0.0%
    Quality Systems, Inc.                                        38,810     545,281             0.0%
    Quest Diagnostics, Inc.                                      62,366   4,237,770             0.1%
#*  Quidel Corp.                                                 20,544     394,856             0.0%
*   Quintiles Transnational Holdings, Inc.                       17,195   1,094,462             0.0%
#*  Radius Health, Inc.                                           4,400     282,612             0.0%
*   RadNet, Inc.                                                 30,644     202,557             0.0%
*   Regeneron Pharmaceuticals, Inc.                              10,000   5,573,900             0.1%
#*  Repligen Corp.                                               21,507     714,893             0.0%
#   ResMed, Inc.                                                 46,588   2,683,935             0.1%
#*  Rigel Pharmaceuticals, Inc.                                  50,486     128,234             0.0%
#*  RTI Surgical, Inc.                                           58,638     246,573             0.0%
#*  Sagent Pharmaceuticals, Inc.                                 15,246     256,285             0.0%
#*  SciClone Pharmaceuticals, Inc.                               37,986     289,453             0.0%
*   SeaSpine Holdings Corp.                                       6,547      98,729             0.0%
#*  Seattle Genetics, Inc.                                       19,300     800,757             0.0%
#   Select Medical Holdings Corp.                               111,879   1,264,233             0.0%
#*  Sequenom, Inc.                                                3,146       5,506             0.0%
    Simulations Plus, Inc.                                        5,487      44,939             0.0%
*   Sirona Dental Systems, Inc.                                  30,162   3,291,579             0.1%
    Span-America Medical Systems, Inc.                            1,468      26,527             0.0%
#*  Spectrum Pharmaceuticals, Inc.                               20,600     107,326             0.0%
    St Jude Medical, Inc.                                        50,963   3,251,949             0.1%
    STERIS Corp.                                                 41,703   3,125,640             0.1%
    Stryker Corp.                                                22,435   2,145,235             0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES     VALUE+    OF NET ASSETS**
                                                              ------- ------------ ---------------
Health Care -- (Continued)
#*  Sucampo Pharmaceuticals, Inc. Class A                      19,791 $    383,154             0.0%
#*  Supernus Pharmaceuticals, Inc.                             21,303      351,500             0.0%
*   Surgical Care Affiliates, Inc.                             27,111      802,757             0.0%
*   SurModics, Inc.                                            15,209      324,408             0.0%
*   Symmetry Surgical, Inc.                                     7,787       66,190             0.0%
#*  Synthetic Biologics, Inc.                                   1,710        3,916             0.0%
*   Taro Pharmaceutical Industries, Ltd.                        7,755    1,126,181             0.0%
#*  Team Health Holdings, Inc.                                 26,681    1,592,055             0.0%
#   Teleflex, Inc.                                             31,841    4,234,853             0.1%
#*  Tenet Healthcare Corp.                                     68,727    2,155,966             0.1%
*   Theravance Biopharma, Inc.                                  1,483       22,171             0.0%
    Thermo Fisher Scientific, Inc.                             80,154   10,482,540             0.2%
#*  Tonix Pharmaceuticals Holding Corp.                         1,949       12,863             0.0%
#*  Triple-S Management Corp. Class B                          21,467      442,006             0.0%
*   Ultragenyx Pharmaceutical, Inc.                             4,440      441,114             0.0%
#*  United Therapeutics Corp.                                  21,048    3,086,268             0.1%
    UnitedHealth Group, Inc.                                  220,408   25,959,654             0.5%
#   Universal American Corp.                                   69,417      517,851             0.0%
    Universal Health Services, Inc. Class B                    53,642    6,549,152             0.1%
#   US Physical Therapy, Inc.                                  14,695      720,937             0.0%
#   Utah Medical Products, Inc.                                 2,338      137,872             0.0%
*   Varian Medical Systems, Inc.                               15,476    1,215,330             0.0%
*   Vascular Solutions, Inc.                                   16,244      521,757             0.0%
*   VCA, Inc.                                                  69,362    3,798,957             0.1%
#*  Veeva Systems, Inc. Class A                                12,660      321,184             0.0%
#*  Versartis, Inc.                                             2,405       24,844             0.0%
*   Vertex Pharmaceuticals, Inc.                               13,281    1,656,672             0.0%
*   Vocera Communications, Inc.                                 1,872       22,033             0.0%
*   Waters Corp.                                               10,200    1,303,560             0.0%
#*  WellCare Health Plans, Inc.                                36,015    3,190,929             0.1%
    West Pharmaceutical Services, Inc.                         47,387    2,843,694             0.1%
#*  Wright Medical Group NV                                    41,211      796,609             0.0%
*   Zafgen, Inc.                                                1,696       16,332             0.0%
    Zimmer Biomet Holdings, Inc.                               34,007    3,556,112             0.1%
#*  ZIOPHARM Oncology, Inc.                                     1,788       20,365             0.0%
    Zoetis, Inc.                                              118,156    5,081,890             0.1%
                                                                      ------------            ----
Total Health Care                                                      621,457,407            11.2%
                                                                      ------------            ----
Industrials -- (12.9%)
    3M Co.                                                     52,642    8,275,849             0.2%
#   AAON, Inc.                                                 45,088      922,951             0.0%
    AAR Corp.                                                  26,892      610,179             0.0%
    ABM Industries, Inc.                                       50,330    1,429,372             0.0%
#   Acacia Research Corp.                                      10,141       67,539             0.0%
*   ACCO Brands Corp.                                          99,328      801,577             0.0%
#*  Accuride Corp.                                             30,833       86,949             0.0%
    Acme United Corp.                                           1,355       22,154             0.0%
    Actuant Corp. Class A                                      41,665      949,962             0.0%
#   Acuity Brands, Inc.                                        20,372    4,453,319             0.1%
    ADT Corp. (The)                                           175,514    5,798,983             0.1%
#   Advanced Drainage Systems, Inc.                            11,310      355,360             0.0%
#*  Advisory Board Co. (The)                                   25,614    1,122,662             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Industrials -- (Continued)
#*  AECOM                                                     113,342 $3,340,189             0.1%
*   Aegion Corp.                                               27,957    539,291             0.0%
#*  Aerojet Rocketdyne Holdings, Inc.                          46,040    779,918             0.0%
#*  Aerovironment, Inc.                                        21,980    507,079             0.0%
#   AGCO Corp.                                                 69,900  3,382,461             0.1%
#   Air Lease Corp.                                           102,657  3,460,567             0.1%
*   Air Transport Services Group, Inc.                         61,061    597,787             0.0%
#   Alamo Group, Inc.                                           8,210    385,213             0.0%
    Alaska Air Group, Inc.                                    101,132  7,711,315             0.2%
#   Albany International Corp. Class A                         20,193    758,651             0.0%
    Allegiant Travel Co.                                       16,425  3,243,116             0.1%
    Allegion P.L.C.                                            23,005  1,499,236             0.0%
    Allied Motion Technologies, Inc.                            8,963    172,896             0.0%
    Allison Transmission Holdings, Inc.                       150,722  4,325,721             0.1%
#   Altra Industrial Motion Corp.                              30,832    815,815             0.0%
    AMERCO                                                     15,147  6,154,378             0.1%
#*  Ameresco, Inc. Class A                                     10,244     66,381             0.0%
    American Airlines Group, Inc.                              69,511  3,212,798             0.1%
#   American Railcar Industries, Inc.                          15,398    888,773             0.0%
#   American Science & Engineering, Inc.                        4,646    174,132             0.0%
#*  American Woodmark Corp.                                    15,693  1,140,881             0.0%
    AMETEK, Inc.                                               87,206  4,780,633             0.1%
*   AMREP Corp.                                                 2,552     11,229             0.0%
    AO Smith Corp.                                             49,842  3,828,862             0.1%
    Apogee Enterprises, Inc.                                   27,370  1,355,636             0.0%
#   Applied Industrial Technologies, Inc.                      30,473  1,258,840             0.0%
*   ARC Document Solutions, Inc.                               43,728    271,988             0.0%
    ArcBest Corp.                                              18,043    467,314             0.0%
#   Argan, Inc.                                                20,811    768,966             0.0%
#*  Armstrong World Industries, Inc.                           43,882  2,177,425             0.1%
#*  Arotech Corp.                                               3,575      5,220             0.0%
    Astec Industries, Inc.                                     20,847    677,528             0.0%
*   Astronics Corp.                                            13,944    527,223             0.0%
#*  Astronics Corp. Class B                                     6,033    224,716             0.0%
#*  Atlas Air Worldwide Holdings, Inc.                         17,982    741,578             0.0%
*   Avis Budget Group, Inc.                                    82,870  4,138,528             0.1%
    AZZ, Inc.                                                  23,966  1,326,039             0.0%
#   B/E Aerospace, Inc.                                        35,497  1,666,584             0.0%
*   Babcock & Wilcox Enterprises, Inc.                         44,508    755,746             0.0%
    Barnes Group, Inc.                                         42,734  1,606,371             0.0%
#   Barrett Business Services, Inc.                             5,822    285,162             0.0%
*   Beacon Roofing Supply, Inc.                                33,353  1,180,363             0.0%
*   Blount International, Inc.                                 28,057    170,306             0.0%
*   BlueLinx Holdings, Inc.                                    24,060     16,842             0.0%
    Boeing Co. (The)                                           49,793  7,372,850             0.1%
#   Brady Corp. Class A                                        29,531    671,830             0.0%
*   Breeze-Eastern Corp.                                        3,679     75,052             0.0%
    Briggs & Stratton Corp.                                    35,271    626,766             0.0%
    Brink's Co. (The)                                          55,483  1,718,863             0.0%
#*  Builders FirstSource, Inc.                                 53,026    626,767             0.0%
    BWX Technologies, Inc.                                     88,203  2,496,145             0.1%
*   CAI International, Inc.                                    12,710    147,690             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE+    OF NET ASSETS**
                                                                       ------- ----------- ---------------
Industrials -- (Continued)
             Carlisle Cos., Inc.                                        48,900 $ 4,254,300             0.1%
#*           Casella Waste Systems, Inc. Class A                        33,065     200,705             0.0%
#            Caterpillar, Inc.                                         197,251  14,397,350             0.3%
*            CBIZ, Inc.                                                 54,772     588,799             0.0%
             CDI Corp.                                                   9,228      73,824             0.0%
             CEB, Inc.                                                  18,636   1,393,227             0.0%
             Ceco Environmental Corp.                                   12,718     113,445             0.0%
             Celadon Group, Inc.                                        23,158     335,328             0.0%
#            CH Robinson Worldwide, Inc.                                20,708   1,436,721             0.0%
#*           Chart Industries, Inc.                                     22,185     381,360             0.0%
#            Chicago Bridge & Iron Co. NV                              119,893   5,379,599             0.1%
             Cintas Corp.                                               43,381   4,038,337             0.1%
#            CIRCOR International, Inc.                                 12,889     591,863             0.0%
             Civeo Corp.                                                41,048      76,349             0.0%
#            CLARCOR, Inc.                                              36,775   1,833,602             0.0%
#*           Clean Harbors, Inc.                                        53,589   2,491,353             0.1%
#*           Colfax Corp.                                               73,503   1,981,641             0.1%
#            Columbus McKinnon Corp.                                    15,257     285,153             0.0%
             Comfort Systems USA, Inc.                                  34,533   1,102,639             0.0%
#*           Command Security Corp.                                        800       1,544             0.0%
#*           Commercial Vehicle Group, Inc.                             22,752      94,648             0.0%
             Compx International, Inc.                                     294       3,305             0.0%
*            Continental Building Products, Inc.                        36,606     643,167             0.0%
#            Copa Holdings SA Class A                                    1,482      74,871             0.0%
*            Copart, Inc.                                               75,454   2,732,189             0.1%
#            Covanta Holding Corp.                                      96,533   1,617,893             0.0%
*            Covenant Transportation Group, Inc. Class A                12,370     238,741             0.0%
*            CPI Aerostructures, Inc.                                    5,837      49,615             0.0%
*            CRA International, Inc.                                     6,409     149,971             0.0%
             Crane Co.                                                  44,573   2,346,323             0.1%
             CSX Corp.                                                 390,930  10,551,201             0.2%
(degrees)#*  CTPartners Executive Search, Inc.                           4,771         787             0.0%
             Cubic Corp.                                                18,091     811,381             0.0%
             Cummins, Inc.                                              59,739   6,183,584             0.1%
             Curtiss-Wright Corp.                                       43,004   2,991,358             0.1%
             Danaher Corp.                                             129,584  12,091,483             0.2%
#            Deere & Co.                                                64,673   5,044,494             0.1%
             Delta Air Lines, Inc.                                     246,711  12,542,787             0.2%
#            Deluxe Corp.                                               47,732   2,842,441             0.1%
*            DigitalGlobe, Inc.                                         54,591     815,044             0.0%
#            Donaldson Co., Inc.                                        62,221   1,879,074             0.0%
             Douglas Dynamics, Inc.                                     31,451     690,035             0.0%
             Dover Corp.                                                75,406   4,858,409             0.1%
*            Ducommun, Inc.                                              6,406     138,626             0.0%
             Dun & Bradstreet Corp. (The)                               13,196   1,502,629             0.0%
#*           DXP Enterprises, Inc.                                       9,719     294,097             0.0%
#*           Dycom Industries, Inc.                                     34,279   2,608,289             0.1%
#            Dynamic Materials Corp.                                     7,115      50,730             0.0%
             Eastern Co. (The)                                           2,778      46,587             0.0%
             Eaton Corp. P.L.C.                                        111,044   6,208,470             0.1%
*            Echo Global Logistics, Inc.                                21,255     505,656             0.0%
             Ecology and Environment, Inc. Class A                         903       9,581             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Industrials -- (Continued)
    EMCOR Group, Inc.                                            57,537 $ 2,777,886             0.1%
    Emerson Electric Co.                                         97,148   4,588,300             0.1%
    Encore Wire Corp.                                            17,382     743,428             0.0%
#*  Energy Focus, Inc.                                            3,046      49,345             0.0%
#*  Energy Recovery, Inc.                                        25,110     180,039             0.0%
    EnerSys                                                      37,574   2,291,638             0.1%
    Engility Holdings, Inc.                                      14,317     460,864             0.0%
    Ennis, Inc.                                                  27,324     547,300             0.0%
    EnPro Industries, Inc.                                       13,848     680,075             0.0%
    Equifax, Inc.                                                42,708   4,551,392             0.1%
    ESCO Technologies, Inc.                                      20,800     771,472             0.0%
    Espey Manufacturing & Electronics Corp.                       1,611      40,597             0.0%
    Essendant, Inc.                                              31,912   1,103,198             0.0%
*   Esterline Technologies Corp.                                 21,888   1,686,470             0.0%
#   Expeditors International of Washington, Inc.                 28,280   1,408,061             0.0%
    Exponent, Inc.                                               20,825   1,070,613             0.0%
    Fastenal Co.                                                 48,988   1,918,370             0.0%
    Federal Signal Corp.                                         71,942   1,083,447             0.0%
    FedEx Corp.                                                  73,835  11,521,952             0.2%
#   Flowserve Corp.                                              42,720   1,980,499             0.1%
#   Fluor Corp.                                                  48,922   2,338,961             0.1%
    Fortune Brands Home & Security, Inc.                         53,072   2,777,258             0.1%
    Forward Air Corp.                                            23,929   1,085,419             0.0%
*   Franklin Covey Co.                                           13,311     228,017             0.0%
#   Franklin Electric Co., Inc.                                  32,700   1,077,792             0.0%
    FreightCar America, Inc.                                     11,747     213,560             0.0%
*   FTI Consulting, Inc.                                         42,845   1,457,158             0.0%
*   Fuel Tech, Inc.                                              11,434      23,097             0.0%
*   Furmanite Corp.                                              25,983     180,582             0.0%
    G&K Services, Inc. Class A                                   18,172   1,196,081             0.0%
#   GATX Corp.                                                   31,809   1,485,480             0.0%
#*  Gencor Industries, Inc.                                       1,500      14,520             0.0%
#*  Generac Holdings, Inc.                                       37,541   1,184,794             0.0%
#   General Cable Corp.                                          31,695     487,786             0.0%
    General Dynamics Corp.                                       64,163   9,533,339             0.2%
    General Electric Co.                                      2,012,725  58,208,007             1.1%
*   Genesee & Wyoming, Inc. Class A                              30,047   2,016,154             0.1%
#*  Gibraltar Industries, Inc.                                   28,317     716,986             0.0%
    Global Brass & Copper Holdings, Inc.                         15,743     354,060             0.0%
*   Goldfield Corp. (The)                                         6,617      11,447             0.0%
#   Gorman-Rupp Co. (The)                                        17,357     496,237             0.0%
*   GP Strategies Corp.                                          19,005     476,835             0.0%
#   Graco, Inc.                                                  27,795   2,040,153             0.1%
#   Graham Corp.                                                  6,321     107,267             0.0%
#   Granite Construction, Inc.                                   32,203   1,057,547             0.0%
#*  Great Lakes Dredge & Dock Corp.                              45,806     183,224             0.0%
#   Greenbrier Cos., Inc. (The)                                  19,443     739,612             0.0%
#   Griffon Corp.                                                40,850     701,803             0.0%
    H&E Equipment Services, Inc.                                 22,012     425,052             0.0%
    Hardinge, Inc.                                                8,244      77,988             0.0%
    Harsco Corp.                                                 17,282     185,436             0.0%
#*  Hawaiian Holdings, Inc.                                      72,003   2,498,504             0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Industrials -- (Continued)
*   HD Supply Holdings, Inc.                                   70,247 $2,092,658             0.1%
#   Healthcare Services Group, Inc.                            22,296    830,749             0.0%
#   Heartland Express, Inc.                                    99,699  1,877,332             0.0%
    HEICO Corp.                                                19,201    968,498             0.0%
    HEICO Corp. Class A                                        29,227  1,276,635             0.0%
    Heidrick & Struggles International, Inc.                   16,909    449,103             0.0%
*   Heritage-Crystal Clean, Inc.                                6,925     82,546             0.0%
    Herman Miller, Inc.                                        60,255  1,911,891             0.0%
*   Hertz Global Holdings, Inc.                               229,918  4,483,401             0.1%
    Hexcel Corp.                                               63,893  2,959,524             0.1%
*   Hill International, Inc.                                   30,527    103,181             0.0%
    Hillenbrand, Inc.                                          66,881  1,984,359             0.1%
#   HNI Corp.                                                  48,046  2,063,095             0.1%
    Honeywell International, Inc.                              67,037  6,923,581             0.1%
    Houston Wire & Cable Co.                                   12,789     79,292             0.0%
#*  Hub Group, Inc. Class A                                    27,637  1,104,927             0.0%
    Hubbell, Inc. Class A                                       2,219    262,208             0.0%
#   Hubbell, Inc. Class B                                      43,223  4,186,148             0.1%
*   Hudson Global, Inc.                                        18,692     43,179             0.0%
    Huntington Ingalls Industries, Inc.                        41,775  5,010,494             0.1%
    Hurco Cos., Inc.                                            7,108    190,992             0.0%
*   Huron Consulting Group, Inc.                               18,876    911,711             0.0%
    Hyster-Yale Materials Handling, Inc.                       10,622    621,599             0.0%
#*  ICF International, Inc.                                    16,710    512,496             0.0%
#   IDEX Corp.                                                 48,140  3,695,226             0.1%
*   IHS, Inc. Class A                                          15,204  1,817,486             0.0%
    Illinois Tool Works, Inc.                                  40,408  3,715,112             0.1%
    Ingersoll-Rand P.L.C.                                     102,324  6,063,720             0.1%
#*  InnerWorkings, Inc.                                        32,607    243,900             0.0%
*   Innovative Solutions & Support, Inc.                       12,137     30,343             0.0%
    Insperity, Inc.                                            24,183  1,123,542             0.0%
    Insteel Industries, Inc.                                   13,894    297,193             0.0%
*   Integrated Electrical Services, Inc.                        3,196     22,596             0.0%
    Interface, Inc.                                            52,803  1,032,299             0.0%
#   International Shipholding Corp.                             2,771      5,625             0.0%
#*  Intersections, Inc.                                        10,290     22,535             0.0%
    ITT Corp.                                                  81,911  3,242,037             0.1%
*   Jacobs Engineering Group, Inc.                             92,918  3,729,729             0.1%
#   JB Hunt Transport Services, Inc.                           20,895  1,595,751             0.0%
#*  JetBlue Airways Corp.                                     269,585  6,696,491             0.1%
    John Bean Technologies Corp.                               20,762    931,383             0.0%
#   Joy Global, Inc.                                            4,339     74,544             0.0%
    Kadant, Inc.                                                6,702    275,586             0.0%
#   Kaman Corp.                                                33,678  1,309,737             0.0%
    Kansas City Southern                                       45,300  3,749,028             0.1%
    KAR Auction Services, Inc.                                116,382  4,469,069             0.1%
    KBR, Inc.                                                  59,472  1,096,664             0.0%
#   Kelly Services, Inc. Class A                               30,609    483,622             0.0%
#   Kennametal, Inc.                                           73,463  2,065,780             0.1%
*   Key Technology, Inc.                                        1,967     22,011             0.0%
    Kforce, Inc.                                               36,010  1,012,241             0.0%
    Kimball International, Inc. Class B                        41,200    449,904             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Industrials -- (Continued)
*   Kirby Corp.                                                54,896 $3,584,160             0.1%
#*  KLX, Inc.                                                  28,071  1,097,857             0.0%
#   Knight Transportation, Inc.                                93,678  2,381,295             0.1%
    Knoll, Inc.                                                55,314  1,285,497             0.0%
    Korn/Ferry International                                   37,684  1,370,567             0.0%
#*  Kratos Defense & Security Solutions, Inc.                  39,085    195,034             0.0%
    L-3 Communications Holdings, Inc.                          42,513  5,373,643             0.1%
#   Landstar System, Inc.                                      25,129  1,584,132             0.0%
#*  Lawson Products, Inc.                                       4,994    129,894             0.0%
#*  Layne Christensen Co.                                       5,129     32,518             0.0%
#   LB Foster Co. Class A                                       5,708     84,079             0.0%
    Lennox International, Inc.                                 19,222  2,552,874             0.1%
    Lincoln Electric Holdings, Inc.                            57,399  3,433,034             0.1%
#   Lindsay Corp.                                               8,438    571,928             0.0%
*   LMI Aerospace, Inc.                                        14,946    156,784             0.0%
    Lockheed Martin Corp.                                      22,200  4,880,226             0.1%
    LS Starrett Co. (The) Class A                               2,592     30,974             0.0%
    LSI Industries, Inc.                                       23,078    247,858             0.0%
#*  Lydall, Inc.                                               13,188    451,425             0.0%
    Manitowoc Co., Inc. (The)                                  88,621  1,355,901             0.0%
    Manpowergroup, Inc.                                        45,721  4,196,273             0.1%
    Marten Transport, Ltd.                                     25,020    410,078             0.0%
    Masco Corp.                                                55,907  1,621,303             0.0%
#*  MasTec, Inc.                                               61,649  1,033,854             0.0%
    Matson, Inc.                                               54,267  2,487,057             0.1%
#   Matthews International Corp. Class A                       22,801  1,316,302             0.0%
    McGrath RentCorp                                           19,802    595,050             0.0%
#*  Meritor, Inc.                                              73,747    801,630             0.0%
*   Mfri, Inc.                                                  2,769     15,617             0.0%
*   Middleby Corp. (The)                                       24,894  2,911,104             0.1%
    Miller Industries, Inc.                                    10,037    227,639             0.0%
*   Mistras Group, Inc.                                        19,503    368,997             0.0%
#   Mobile Mini, Inc.                                          42,267  1,447,222             0.0%
*   Moog, Inc. Class A                                         30,254  1,868,487             0.0%
*   Moog, Inc. Class B                                          2,329    144,666             0.0%
#*  MRC Global, Inc.                                           92,645  1,102,476             0.0%
    MSA Safety, Inc.                                           34,935  1,518,974             0.0%
#   MSC Industrial Direct Co., Inc. Class A                    35,550  2,231,474             0.1%
    Mueller Industries, Inc.                                   50,730  1,599,010             0.0%
    Mueller Water Products, Inc. Class A                      192,261  1,691,897             0.0%
#   Multi-Color Corp.                                          15,611  1,215,160             0.0%
*   MYR Group, Inc.                                            21,882    492,345             0.0%
#   National Presto Industries, Inc.                            4,062    357,659             0.0%
*   Navigant Consulting, Inc.                                  46,129    793,419             0.0%
*   NCI Building Systems, Inc.                                  7,869     82,310             0.0%
    Nielsen Holdings P.L.C.                                   107,906  5,126,614             0.1%
*   NL Industries, Inc.                                        26,125     91,176             0.0%
#   NN, Inc.                                                   22,161    305,822             0.0%
#   Nordson Corp.                                              29,811  2,123,736             0.1%
    Norfolk Southern Corp.                                     77,653  6,214,570             0.1%
#*  Nortek, Inc.                                                1,748    107,240             0.0%
    Northrop Grumman Corp.                                     40,050  7,519,387             0.2%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Industrials -- (Continued)
#*  Northwest Pipe Co.                                          3,724 $   49,194             0.0%
#*  NOW, Inc.                                                  33,931    560,201             0.0%
#*  NV5 Holdings, Inc.                                          4,741    110,370             0.0%
*   Old Dominion Freight Line, Inc.                            57,303  3,549,348             0.1%
#   Omega Flex, Inc.                                            3,089    127,699             0.0%
*   On Assignment, Inc.                                        43,469  1,960,887             0.0%
    Orbital ATK, Inc.                                          47,449  4,062,583             0.1%
#*  Orion Energy Systems, Inc.                                 12,381     22,410             0.0%
#*  Orion Marine Group, Inc.                                   10,946     42,799             0.0%
#   Oshkosh Corp.                                              78,392  3,221,127             0.1%
    Owens Corning                                              93,307  4,248,268             0.1%
    PACCAR, Inc.                                              128,439  6,762,313             0.1%
#*  PAM Transportation Services, Inc.                           5,858    209,189             0.0%
    Park-Ohio Holdings Corp.                                   10,605    365,873             0.0%
    Parker-Hannifin Corp.                                      57,409  6,010,722             0.1%
*   Patrick Industries, Inc.                                   26,795  1,087,341             0.0%
#*  Patriot Transportation Holding, Inc.                        1,695     37,595             0.0%
#*  Pendrell Corp.                                             18,245     12,224             0.0%
#   Pentair P.L.C.                                             70,577  3,946,666             0.1%
#*  Performant Financial Corp.                                 58,118    134,253             0.0%
*   PGT, Inc.                                                  70,923    855,331             0.0%
#   Pitney Bowes, Inc.                                         72,897  1,505,323             0.0%
#*  Ply Gem Holdings, Inc.                                     23,378    276,328             0.0%
#   Powell Industries, Inc.                                     8,287    276,123             0.0%
#*  Power Solutions International, Inc.                           216      3,897             0.0%
#*  PowerSecure International, Inc.                            14,772    184,059             0.0%
    Precision Castparts Corp.                                  27,735  6,401,515             0.1%
    Preformed Line Products Co.                                 3,262    138,635             0.0%
#   Primoris Services Corp.                                    47,810    952,375             0.0%
#*  Proto Labs, Inc.                                            6,599    427,879             0.0%
    Providence and Worcester Railroad Co.                         361      5,783             0.0%
    Quad/Graphics, Inc.                                        10,939    141,113             0.0%
    Quanex Building Products Corp.                             29,511    556,873             0.0%
*   Quanta Services, Inc.                                      81,815  1,645,300             0.0%
*   Radiant Logistics, Inc.                                    36,742    145,866             0.0%
#   Raven Industries, Inc.                                     15,476    281,818             0.0%
    Raytheon Co.                                               53,816  6,317,998             0.1%
#*  RBC Bearings, Inc.                                         15,860  1,084,665             0.0%
    RCM Technologies, Inc.                                      6,052     30,926             0.0%
    Regal Beloit Corp.                                         28,872  1,841,745             0.0%
#*  Republic Airways Holdings, Inc.                            32,734    188,548             0.0%
    Republic Services, Inc.                                   134,583  5,886,660             0.1%
    Resources Connection, Inc.                                 28,689    514,968             0.0%
*   Rexnord Corp.                                              84,052  1,553,281             0.0%
*   Roadrunner Transportation Systems, Inc.                    32,189    342,491             0.0%
    Robert Half International, Inc.                            25,616  1,348,939             0.0%
    Rockwell Automation, Inc.                                  24,820  2,709,351             0.1%
#   Rockwell Collins, Inc.                                     23,866  2,069,660             0.1%
#   Rollins, Inc.                                              57,217  1,534,560             0.0%
    Roper Technologies, Inc.                                   27,889  5,197,115             0.1%
*   RPX Corp.                                                  49,227    700,992             0.0%
#   RR Donnelley & Sons Co.                                   134,208  2,264,089             0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Industrials -- (Continued)
#*  Rush Enterprises, Inc. Class A                             24,373 $   594,214             0.0%
*   Rush Enterprises, Inc. Class B                              1,308      29,665             0.0%
    Ryder System, Inc.                                         66,219   4,753,200             0.1%
#*  Saia, Inc.                                                 25,595     604,298             0.0%
#*  Sensata Technologies Holding NV                            20,581     989,740             0.0%
    SIFCO Industries, Inc.                                      1,400      17,472             0.0%
#   Simpson Manufacturing Co., Inc.                            32,799   1,245,706             0.0%
    SkyWest, Inc.                                              15,209     289,579             0.0%
*   SL Industries, Inc.                                         4,400     147,400             0.0%
    Snap-on, Inc.                                              35,034   5,811,790             0.1%
#*  SolarCity Corp.                                            17,600     521,840             0.0%
    Southwest Airlines Co.                                    327,864  15,176,825             0.3%
*   SP Plus Corp.                                              12,250     312,375             0.0%
*   Sparton Corp.                                               8,228     193,605             0.0%
*   Spirit Aerosystems Holdings, Inc. Class A                  77,839   4,105,229             0.1%
*   Spirit Airlines, Inc.                                      33,402   1,239,882             0.0%
    SPX Corp.                                                  25,355     310,599             0.0%
*   SPX FLOW, Inc.                                             29,155     988,355             0.0%
    Standex International Corp.                                11,674   1,047,391             0.0%
    Stanley Black & Decker, Inc.                               59,107   6,264,160             0.1%
    Steelcase, Inc. Class A                                    89,286   1,733,041             0.0%
*   Stericycle, Inc.                                           10,331   1,253,873             0.0%
*   Sterling Construction Co., Inc.                            20,782      80,426             0.0%
#*  Stock Building Supply Holdings, Inc.                        6,794     117,400             0.0%
    Sun Hydraulics Corp.                                       20,156     590,369             0.0%
#*  Swift Transportation Co.                                   88,891   1,389,366             0.0%
    TAL International Group, Inc.                              22,200     376,512             0.0%
#*  Taser International, Inc.                                  35,700     835,737             0.0%
#*  Team, Inc.                                                 17,922     627,270             0.0%
*   Teledyne Technologies, Inc.                                32,150   2,868,745             0.1%
    Tennant Co.                                                16,608     961,935             0.0%
    Terex Corp.                                                74,412   1,492,705             0.0%
    Tetra Tech, Inc.                                           54,989   1,479,204             0.0%
#   Textainer Group Holdings, Ltd.                             30,674     599,983             0.0%
    Textron, Inc.                                             125,397   5,287,991             0.1%
*   Thermon Group Holdings, Inc.                               19,379     389,712             0.0%
    Timken Co. (The)                                           56,700   1,791,720             0.0%
    Titan International, Inc.                                  21,640     153,644             0.0%
#*  Titan Machinery, Inc.                                      12,396     151,603             0.0%
#   Toro Co. (The)                                             20,800   1,565,616             0.0%
    Towers Watson & Co. Class A                                15,700   1,939,892             0.0%
*   TransDigm Group, Inc.                                       7,520   1,653,272             0.0%
*   TRC Cos., Inc.                                             31,815     328,649             0.0%
#*  Trex Co., Inc.                                             20,479     800,115             0.0%
#*  Trimas Corp.                                               27,814     556,558             0.0%
#*  TriNet Group, Inc.                                         18,903     358,779             0.0%
#   Trinity Industries, Inc.                                  129,325   3,500,828             0.1%
    Triumph Group, Inc.                                        45,328   2,111,378             0.1%
*   TrueBlue, Inc.                                             29,296     848,705             0.0%
#*  Tutor Perini Corp.                                         32,717     548,991             0.0%
    Twin Disc, Inc.                                             8,316      97,962             0.0%
    Tyco International P.L.C.                                  69,018   2,515,016             0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES     VALUE+    OF NET ASSETS**
                                                              ------- ------------ ---------------
Industrials -- (Continued)
*   Ultralife Corp.                                             4,610 $     31,256             0.0%
    UniFirst Corp.                                             10,783    1,132,970             0.0%
    Union Pacific Corp.                                       227,850   20,358,397             0.4%
*   United Continental Holdings, Inc.                         149,985    9,045,595             0.2%
    United Parcel Service, Inc. Class B                        47,991    4,944,033             0.1%
*   United Rentals, Inc.                                       50,455    3,777,061             0.1%
    United Technologies Corp.                                 126,258   12,425,050             0.2%
    Universal Forest Products, Inc.                            15,654    1,136,950             0.0%
    Universal Truckload Services, Inc.                         15,186      242,672             0.0%
    US Ecology, Inc.                                           24,866      974,996             0.0%
*   USA Truck, Inc.                                             9,202      167,292             0.0%
#*  USG Corp.                                                  56,693    1,336,254             0.0%
*   UTi Worldwide, Inc.                                         6,044       43,094             0.0%
    Valmont Industries, Inc.                                   21,127    2,291,012             0.1%
*   Vectrus, Inc.                                               6,952      172,896             0.0%
#*  Verisk Analytics, Inc.                                     24,233    1,735,325             0.0%
#*  Veritiv Corp.                                               2,801      117,642             0.0%
*   Versar, Inc.                                                2,944        9,597             0.0%
    Viad Corp.                                                 14,753      444,213             0.0%
#*  Vicor Corp.                                                13,305      128,526             0.0%
*   Virco Manufacturing Corp.                                   2,861       10,357             0.0%
*   Volt Information Sciences, Inc.                             9,139       78,778             0.0%
#   VSE Corp.                                                   4,427      254,375             0.0%
#*  Wabash National Corp.                                      72,618      869,237             0.0%
*   WABCO Holdings, Inc.                                       28,451    3,193,056             0.1%
#   Wabtec Corp.                                               29,479    2,442,925             0.1%
    Waste Connections, Inc.                                   102,851    5,603,322             0.1%
    Waste Management, Inc.                                     99,177    5,331,756             0.1%
    Watsco, Inc.                                               17,176    2,113,163             0.1%
    Watsco, Inc. Class B                                        1,750      215,250             0.0%
#   Watts Water Technologies, Inc. Class A                     19,431    1,057,824             0.0%
#   Werner Enterprises, Inc.                                   64,709    1,712,200             0.0%
#*  Wesco Aircraft Holdings, Inc.                              21,392      266,544             0.0%
#*  WESCO International, Inc.                                  36,724    1,796,905             0.0%
    West Corp.                                                 42,528    1,012,592             0.0%
*   Willdan Group, Inc.                                         6,300       69,993             0.0%
*   Willis Lease Finance Corp.                                  4,123       64,319             0.0%
    Woodward, Inc.                                             58,604    2,666,482             0.1%
#   WW Grainger, Inc.                                          11,050    2,320,500             0.1%
#*  Xerium Technologies, Inc.                                   8,112      109,512             0.0%
#*  XPO Logistics, Inc.                                        44,999    1,249,172             0.0%
    Xylem, Inc.                                                89,170    3,246,680             0.1%
*   YRC Worldwide, Inc.                                        20,354      371,664             0.0%
                                                                      ------------            ----
Total Industrials                                                      801,790,231            14.4%
                                                                      ------------            ----
Information Technology -- (15.2%)
#*  3D Systems Corp.                                           25,017      251,671             0.0%
    Accenture P.L.C. Class A                                   51,880    5,561,536             0.1%
#*  ACI Worldwide, Inc.                                       100,702    2,411,813             0.1%
#   Activision Blizzard, Inc.                                 186,632    6,487,328             0.1%
*   Actua Corp.                                                50,987      706,170             0.0%
*   Acxiom Corp.                                               50,697    1,121,418             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES     VALUE+    OF NET ASSETS**
                                                              ------- ------------ ---------------
Information Technology -- (Continued)
*   ADDvantage Technologies Group, Inc.                         2,391 $      5,619             0.0%
*   Adobe Systems, Inc.                                        24,312    2,155,502             0.1%
    ADTRAN, Inc.                                               46,364      720,033             0.0%
*   Advanced Energy Industries, Inc.                           28,122      795,290             0.0%
#*  Agilysys, Inc.                                             19,367      220,203             0.0%
*   Akamai Technologies, Inc.                                  42,726    2,598,595             0.1%
#*  Alliance Data Systems Corp.                                12,645    3,759,485             0.1%
    Alliance Fiber Optic Products, Inc.                        17,013      231,547             0.0%
#*  Alpha & Omega Semiconductor, Ltd.                          14,535      129,071             0.0%
*   Alphabet, Inc. Class A                                     27,256   20,098,302             0.4%
*   Alphabet, Inc. Class C                                     29,089   20,676,752             0.4%
    Altera Corp.                                               53,398    2,806,065             0.1%
    Amdocs, Ltd.                                               55,413    3,300,952             0.1%
    American Software, Inc. Class A                            16,422      167,997             0.0%
*   Amkor Technology, Inc.                                    113,380      705,224             0.0%
    Amphenol Corp. Class A                                     43,144    2,339,268             0.1%
#*  Amtech Systems, Inc.                                        4,680       24,102             0.0%
#*  ANADIGICS, Inc.                                            44,528       10,241             0.0%
    Analog Devices, Inc.                                       84,940    5,106,593             0.1%
#*  Angie's List, Inc.                                         18,044      139,480             0.0%
*   Anixter International, Inc.                                21,840    1,497,787             0.0%
*   ANSYS, Inc.                                                27,161    2,588,715             0.1%
    Apple, Inc.                                               845,964  101,092,698             1.8%
    Applied Materials, Inc.                                   164,824    2,764,098             0.1%
#*  Arista Networks, Inc.                                      17,890    1,154,084             0.0%
*   ARRIS Group, Inc.                                         149,898    4,236,117             0.1%
*   Arrow Electronics, Inc.                                    76,010    4,179,790             0.1%
#*  Aspen Technology, Inc.                                     30,643    1,268,314             0.0%
    Astro-Med, Inc.                                             3,998       52,694             0.0%
    Atmel Corp.                                               136,487    1,037,301             0.0%
*   Autodesk, Inc.                                             16,100      888,559             0.0%
    Automatic Data Processing, Inc.                            30,864    2,684,859             0.1%
#   Avago Technologies, Ltd.                                   14,099    1,736,010             0.0%
*   AVG Technologies NV                                        54,998    1,303,453             0.0%
*   Avid Technology, Inc.                                      20,205      170,732             0.0%
    Avnet, Inc.                                                91,664    4,164,295             0.1%
    AVX Corp.                                                 104,108    1,405,458             0.0%
*   Aware, Inc.                                                 4,426       14,296             0.0%
*   Axcelis Technologies, Inc.                                 81,188      227,326             0.0%
*   AXT, Inc.                                                  39,645       87,219             0.0%
#   Badger Meter, Inc.                                         12,973      785,904             0.0%
#*  Bankrate, Inc.                                             44,345      526,375             0.0%
#*  Barracuda Networks, Inc.                                   11,848      227,245             0.0%
    Bel Fuse, Inc. Class A                                      1,600       25,440             0.0%
    Bel Fuse, Inc. Class B                                      7,648      137,893             0.0%
    Belden, Inc.                                               27,251    1,744,882             0.0%
*   Benchmark Electronics, Inc.                                42,700      844,606             0.0%
    Black Box Corp.                                             9,900      120,879             0.0%
    Blackbaud, Inc.                                            27,523    1,725,417             0.0%
*   Blackhawk Network Holdings, Inc.                           44,445    1,892,468             0.0%
#*  Blucora, Inc.                                              27,868      273,106             0.0%
    Booz Allen Hamilton Holding Corp.                          51,159    1,507,144             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Information Technology -- (Continued)
#*  Bottomline Technologies de, Inc.                             21,510 $   595,397             0.0%
    Broadcom Corp. Class A                                       33,294   1,711,312             0.0%
    Broadridge Financial Solutions, Inc.                         65,953   3,929,480             0.1%
#*  BroadSoft, Inc.                                               7,976     254,993             0.0%
    Brocade Communications Systems, Inc.                        332,202   3,461,545             0.1%
#   Brooks Automation, Inc.                                      59,002     651,382             0.0%
*   Bsquare Corp.                                                12,344     134,303             0.0%
    CA, Inc.                                                    197,761   5,479,957             0.1%
*   Cabot Microelectronics Corp.                                 17,381     732,957             0.0%
*   CACI International, Inc. Class A                             20,701   2,008,825             0.0%
#*  Cadence Design Systems, Inc.                                 99,949   2,220,867             0.1%
*   CalAmp Corp.                                                 22,035     417,784             0.0%
*   Calix, Inc.                                                  47,570     332,514             0.0%
*   Carbonite, Inc.                                               6,154      62,278             0.0%
#*  Cardtronics, Inc.                                            47,525   1,639,612             0.0%
#*  Cascade Microtech, Inc.                                      11,260     172,503             0.0%
#   Cass Information Systems, Inc.                                9,061     472,622             0.0%
#*  Cavium, Inc.                                                  8,640     613,008             0.0%
    CDK Global, Inc.                                             20,788   1,035,035             0.0%
    CDW Corp.                                                    75,620   3,379,458             0.1%
*   Ceva, Inc.                                                   13,751     321,361             0.0%
    Checkpoint Systems, Inc.                                     28,824     215,604             0.0%
#*  CIBER, Inc.                                                  84,629     302,126             0.0%
#*  Ciena Corp.                                                  61,662   1,488,521             0.0%
#*  Cimpress NV                                                  14,546   1,147,679             0.0%
#*  Cirrus Logic, Inc.                                           45,978   1,417,502             0.0%
    Cisco Systems, Inc.                                       1,036,246  29,895,697             0.6%
*   Citrix Systems, Inc.                                         23,543   1,932,880             0.0%
#*  Clearfield, Inc.                                              7,734     108,508             0.0%
#   Cognex Corp.                                                 49,051   1,844,318             0.0%
*   Cognizant Technology Solutions Corp. Class A                 33,419   2,276,168             0.1%
#*  Coherent, Inc.                                               16,277     882,213             0.0%
    Cohu, Inc.                                                   19,505     245,568             0.0%
*   CommScope Holding Co., Inc.                                 127,239   4,126,361             0.1%
    Communications Systems, Inc.                                  6,432      52,164             0.0%
*   CommVault Systems, Inc.                                      10,838     439,156             0.0%
    Computer Sciences Corp.                                      78,785   5,246,293             0.1%
    Computer Task Group, Inc.                                    11,157      80,330             0.0%
    Comtech Telecommunications Corp.                             10,997     265,688             0.0%
    Concurrent Computer Corp.                                     5,474      27,206             0.0%
*   Constant Contact, Inc.                                       14,788     385,967             0.0%
    Convergys Corp.                                              76,211   1,956,336             0.0%
*   CoreLogic, Inc.                                              68,056   2,652,823             0.1%
#   Corning, Inc.                                               290,852   5,409,847             0.1%
*   CoStar Group, Inc.                                           12,586   2,555,839             0.1%
*   Covisint Corp.                                               19,645      41,451             0.0%
#*  Cray, Inc.                                                   27,200     805,936             0.0%
#*  Cree, Inc.                                                   56,716   1,428,676             0.0%
    CSG Systems International, Inc.                              31,534   1,057,020             0.0%
    CTS Corp.                                                    21,166     384,798             0.0%
*   CyberOptics Corp.                                             1,680      11,827             0.0%
#   Cypress Semiconductor Corp.                                 110,414   1,163,764             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Information Technology -- (Continued)
#   Daktronics, Inc.                                           31,536 $   305,899             0.0%
*   Datalink Corp.                                             17,040     124,392             0.0%
*   Demand Media, Inc.                                          7,092      30,850             0.0%
*   DHI Group, Inc.                                            60,736     549,661             0.0%
#   Diebold, Inc.                                              49,014   1,807,146             0.0%
*   Digi International, Inc.                                   19,889     256,568             0.0%
#*  Digimarc Corp.                                              3,690      82,877             0.0%
*   Diodes, Inc.                                               32,453     743,174             0.0%
    Dolby Laboratories, Inc. Class A                           37,561   1,302,240             0.0%
*   DSP Group, Inc.                                            21,098     213,090             0.0%
    DST Systems, Inc.                                          34,221   4,180,095             0.1%
*   DTS, Inc.                                                  13,004     386,999             0.0%
#   EarthLink Holdings Corp.                                  123,324   1,054,420             0.0%
*   eBay, Inc.                                                117,921   3,289,996             0.1%
#   Ebix, Inc.                                                 21,473     595,446             0.0%
*   EchoStar Corp. Class A                                     39,128   1,754,108             0.0%
*   Edgewater Technology, Inc.                                  4,254      33,777             0.0%
    Electro Rent Corp.                                         16,270     168,883             0.0%
    Electro Scientific Industries, Inc.                        15,600      72,852             0.0%
*   Electronic Arts, Inc.                                      40,781   2,939,087             0.1%
*   Electronics for Imaging, Inc.                              33,068   1,535,678             0.0%
#*  Ellie Mae, Inc.                                             7,987     582,891             0.0%
#*  eMagin Corp.                                                6,351      14,290             0.0%
    EMC Corp.                                                 508,394  13,330,091             0.3%
*   Emcore Corp.                                               26,550     181,602             0.0%
#*  Endurance International Group Holdings, Inc.                1,600      21,328             0.0%
#*  EnerNOC, Inc.                                              14,402     112,912             0.0%
*   Entegris, Inc.                                             99,189   1,272,595             0.0%
#*  Envestnet, Inc.                                             6,398     191,044             0.0%
*   EPAM Systems, Inc.                                         24,174   1,869,859             0.0%
    Epiq Systems, Inc.                                         27,219     375,622             0.0%
*   ePlus, Inc.                                                 5,292     446,751             0.0%
*   Euronet Worldwide, Inc.                                    38,112   3,058,107             0.1%
#*  Everi Holdings, Inc.                                       59,631     279,073             0.0%
*   Everyday Health, Inc.                                       2,275      21,385             0.0%
    Evolving Systems, Inc.                                      1,300       7,449             0.0%
#*  Exar Corp.                                                 29,148     165,852             0.0%
*   ExlService Holdings, Inc.                                  22,324     988,060             0.0%
*   Extreme Networks, Inc.                                     59,549     213,781             0.0%
*   F5 Networks, Inc.                                           9,960   1,097,592             0.0%
#*  Fabrinet                                                   24,003     520,145             0.0%
*   Facebook, Inc. Class A                                    101,354  10,335,067             0.2%
    Fair Isaac Corp.                                           28,227   2,607,328             0.1%
*   Fairchild Semiconductor International, Inc.               106,394   1,774,652             0.0%
*   FalconStor Software, Inc.                                  19,668      39,336             0.0%
#*  FARO Technologies, Inc.                                    11,101     375,103             0.0%
#   FEI Co.                                                    24,237   1,749,669             0.0%
    Fidelity National Information Services, Inc.              123,557   9,009,776             0.2%
#*  Finisar Corp.                                              71,487     812,807             0.0%
#*  FireEye, Inc.                                              28,156     736,279             0.0%
*   First Solar, Inc.                                          65,568   3,741,966             0.1%
*   Fiserv, Inc.                                               84,364   8,141,970             0.2%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Information Technology -- (Continued)
*   FleetCor Technologies, Inc.                                  36,898 $ 5,345,044             0.1%
*   Flextronics International, Ltd.                             147,844   1,683,943             0.0%
    FLIR Systems, Inc.                                          111,310   2,968,638             0.1%
*   FormFactor, Inc.                                             49,311     406,323             0.0%
    Forrester Research, Inc.                                     12,706     410,023             0.0%
*   Fortinet, Inc.                                               18,711     642,910             0.0%
*   Freescale Semiconductor, Ltd.                                32,917   1,102,390             0.0%
*   Frequency Electronics, Inc.                                   4,145      45,263             0.0%
*   Gartner, Inc.                                                13,847   1,255,507             0.0%
*   Genpact, Ltd.                                               123,758   3,066,723             0.1%
*   GigOptix, Inc.                                               23,900      59,272             0.0%
    Global Payments, Inc.                                        45,215   6,167,778             0.1%
    Globalscape, Inc.                                             3,392      12,822             0.0%
#*  Glu Mobile, Inc.                                             22,287      91,822             0.0%
#*  GrubHub, Inc.                                                15,158     363,489             0.0%
*   GSE Systems, Inc.                                             8,763      11,918             0.0%
*   GSI Group, Inc.                                              23,974     323,889             0.0%
#*  GSI Technology, Inc.                                          9,727      41,048             0.0%
#*  GTT Communications, Inc.                                     17,709     331,512             0.0%
#*  Guidewire Software, Inc.                                     13,892     808,931             0.0%
    Hackett Group, Inc. (The)                                    27,662     411,611             0.0%
*   Harmonic, Inc.                                               87,898     506,292             0.0%
    Harris Corp.                                                 34,870   2,759,263             0.1%
#   Heartland Payment Systems, Inc.                              31,326   2,318,124             0.1%
*   Higher One Holdings, Inc.                                     8,598      25,278             0.0%
*   HomeAway, Inc.                                                3,199     100,960             0.0%
    HP, Inc.                                                    616,923  16,632,244             0.3%
#*  Hutchinson Technology, Inc.                                  15,121      26,462             0.0%
    IAC/InterActiveCorp                                          74,565   4,996,601             0.1%
*   ID Systems, Inc.                                              4,988      17,558             0.0%
*   IEC Electronics Corp.                                         4,588      16,242             0.0%
*   II-VI, Inc.                                                  41,398     750,132             0.0%
*   Imation Corp.                                                24,504      49,498             0.0%
*   Immersion Corp.                                              13,356     173,361             0.0%
#*  Infinera Corp.                                               80,189   1,584,535             0.0%
    Ingram Micro, Inc. Class A                                  116,673   3,474,522             0.1%
*   Innodata, Inc.                                               15,241      35,969             0.0%
*   Inphi Corp.                                                  13,373     398,114             0.0%
*   Insight Enterprises, Inc.                                    35,050     890,270             0.0%
*   Integrated Device Technology, Inc.                          100,218   2,555,559             0.1%
    Integrated Silicon Solution, Inc.                            26,432     594,191             0.0%
    Intel Corp.                                               1,568,532  53,110,493             1.0%
    InterDigital, Inc.                                           41,337   2,097,439             0.1%
*   Internap Corp.                                               59,193     400,145             0.0%
    International Business Machines Corp.                        72,831  10,202,166             0.2%
    Intersil Corp. Class A                                       84,052   1,138,905             0.0%
#*  Intevac, Inc.                                                12,535      61,421             0.0%
*   IntraLinks Holdings, Inc.                                    41,821     365,934             0.0%
*   IntriCon Corp.                                                3,283      26,855             0.0%
    Intuit, Inc.                                                 19,574   1,907,095             0.0%
*   Inuvo, Inc.                                                  32,403      92,997             0.0%
#*  IPG Photonics Corp.                                          36,485   3,014,391             0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE+    OF NET ASSETS**
                                                              --------- ----------- ---------------
Information Technology -- (Continued)
*   Iteris, Inc.                                                  3,900 $     9,321             0.0%
#*  Itron, Inc.                                                  13,582     498,867             0.0%
*   Ixia                                                         58,625     844,786             0.0%
    IXYS Corp.                                                   28,558     355,833             0.0%
#   j2 Global, Inc.                                              37,435   2,903,084             0.1%
#   Jabil Circuit, Inc.                                         173,680   3,991,166             0.1%
#   Jack Henry & Associates, Inc.                                43,188   3,340,160             0.1%
    Juniper Networks, Inc.                                      118,865   3,731,172             0.1%
*   Kemet Corp.                                                   4,146      11,526             0.0%
*   Key Tronic Corp.                                              5,745      47,856             0.0%
*   Keysight Technologies, Inc.                                  39,863   1,318,668             0.0%
*   Kimball Electronics, Inc.                                    16,164     184,108             0.0%
    KLA-Tencor Corp.                                             47,962   3,219,209             0.1%
#*  Knowles Corp.                                                23,178     386,145             0.0%
#*  Kopin Corp.                                                  50,150     133,900             0.0%
*   Kulicke & Soffa Industries, Inc.                             56,200     595,720             0.0%
*   KVH Industries, Inc.                                         15,137     148,343             0.0%
    Lam Research Corp.                                           53,326   4,084,238             0.1%
#*  Lattice Semiconductor Corp.                                  91,252     417,934             0.0%
    Leidos Holdings, Inc.                                        49,941   2,625,398             0.1%
#   Lexmark International, Inc. Class A                          54,418   1,768,041             0.0%
*   Limelight Networks, Inc.                                     34,393      70,162             0.0%
    Linear Technology Corp.                                      36,065   1,602,007             0.0%
*   LinkedIn Corp. Class A                                          540     130,070             0.0%
*   Lionbridge Technologies, Inc.                                70,898     382,140             0.0%
*   Liquidity Services, Inc.                                     14,160     115,970             0.0%
    Littelfuse, Inc.                                             16,057   1,604,576             0.0%
#*  LoJack Corp.                                                 17,765      52,584             0.0%
*   Lumentum Holdings, Inc.                                      28,910     414,569             0.0%
#*  M/A-COM Technology Solutions Holdings, Inc.                  33,537   1,131,538             0.0%
#*  Magnachip Semiconductor Corp.                                26,027     137,683             0.0%
*   Manhattan Associates, Inc.                                   52,380   3,815,883             0.1%
#   ManTech International Corp. Class A                          22,544     651,522             0.0%
    Marchex, Inc. Class B                                        22,415      96,833             0.0%
*   Marin Software, Inc.                                          2,028       7,260             0.0%
    Marvell Technology Group, Ltd.                              144,668   1,187,724             0.0%
    MasterCard, Inc. Class A                                     76,191   7,542,147             0.1%
*   Mattersight Corp.                                             2,980      21,486             0.0%
#*  Mattson Technology, Inc.                                     51,736     121,062             0.0%
    Maxim Integrated Products, Inc.                              86,501   3,544,811             0.1%
    MAXIMUS, Inc.                                                60,433   4,121,531             0.1%
*   MaxLinear, Inc. Class A                                      19,090     248,170             0.0%
#*  Maxwell Technologies, Inc.                                   16,511      99,066             0.0%
#   Mentor Graphics Corp.                                        93,044   2,530,797             0.1%
#*  Mercury Systems, Inc.                                        24,677     423,457             0.0%
    Mesa Laboratories, Inc.                                       3,090     345,616             0.0%
    Methode Electronics, Inc.                                    27,649     921,541             0.0%
#   Microchip Technology, Inc.                                   70,749   3,416,469             0.1%
#*  Micron Technology, Inc.                                     396,174   6,560,641             0.1%
*   Microsemi Corp.                                              76,394   2,750,948             0.1%
    Microsoft Corp.                                           1,187,445  62,507,105             1.1%
*   MicroStrategy, Inc. Class A                                   6,397   1,100,732             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Information Technology -- (Continued)
    MKS Instruments, Inc.                                      44,922 $ 1,583,051             0.0%
    MOCON, Inc.                                                 3,290      45,106             0.0%
#*  ModusLink Global Solutions, Inc.                           53,705     155,207             0.0%
*   MoneyGram International, Inc.                              27,590     278,935             0.0%
    Monolithic Power Systems, Inc.                             24,423   1,524,484             0.0%
#   Monotype Imaging Holdings, Inc.                            24,397     667,014             0.0%
#*  Monster Worldwide, Inc.                                    92,892     582,433             0.0%
#*  MoSys, Inc.                                                23,590      32,790             0.0%
    Motorola Solutions, Inc.                                   35,174   2,461,125             0.1%
    MTS Systems Corp.                                          14,040     927,061             0.0%
#*  Multi-Fineline Electronix, Inc.                            23,466     435,998             0.0%
*   Nanometrics, Inc.                                          16,934     258,752             0.0%
*   NAPCO Security Technologies, Inc.                           7,089      47,780             0.0%
#   National Instruments Corp.                                 66,945   2,039,814             0.1%
    NCI, Inc. Class A                                           3,783      58,788             0.0%
*   NCR Corp.                                                  67,349   1,791,483             0.0%
#*  NeoPhotonics Corp.                                         24,178     199,952             0.0%
    NetApp, Inc.                                              107,635   3,659,590             0.1%
*   NETGEAR, Inc.                                              29,261   1,211,405             0.0%
*   Netscout Systems, Inc.                                     28,771   1,032,016             0.0%
#*  NetSuite, Inc.                                              5,504     468,225             0.0%
#*  NeuStar, Inc. Class A                                      20,843     566,721             0.0%
*   Newport Corp.                                              30,920     467,201             0.0%
    NIC, Inc.                                                  36,112     685,045             0.0%
#*  Novatel Wireless, Inc.                                     20,282      43,606             0.0%
*   Nuance Communications, Inc.                               216,331   3,671,137             0.1%
#*  Numerex Corp. Class A                                       7,077      57,041             0.0%
    NVE Corp.                                                   1,207      71,563             0.0%
    NVIDIA Corp.                                              162,000   4,595,940             0.1%
*   Oclaro, Inc.                                                2,852       8,356             0.0%
*   OmniVision Technologies, Inc.                              37,945   1,095,472             0.0%
*   ON Semiconductor Corp.                                    347,528   3,822,808             0.1%
#*  Onvia, Inc.                                                   521       2,037             0.0%
    Optical Cable Corp.                                         2,727       8,535             0.0%
    Oracle Corp.                                              475,083  18,452,224             0.3%
*   OSI Systems, Inc.                                          14,423   1,242,974             0.0%
#*  Palo Alto Networks, Inc.                                    4,471     719,831             0.0%
#*  Pandora Media, Inc.                                         1,903      21,904             0.0%
*   PAR Technology Corp.                                        6,291      33,091             0.0%
    Park Electrochemical Corp.                                 16,076     262,682             0.0%
#   Paychex, Inc.                                              62,809   3,239,688             0.1%
#*  Paycom Software, Inc.                                      13,179     500,934             0.0%
*   PayPal Holdings, Inc.                                     111,862   4,028,151             0.1%
#   PC Connection, Inc.                                        17,950     417,158             0.0%
    PC-Tel, Inc.                                               14,847      84,851             0.0%
*   PCM, Inc.                                                   6,559      60,802             0.0%
*   PDF Solutions, Inc.                                        18,725     197,736             0.0%
    Pegasystems, Inc.                                          39,394   1,098,699             0.0%
*   Perceptron, Inc.                                            9,758      77,576             0.0%
*   Perficient, Inc.                                           26,435     441,993             0.0%
    Pericom Semiconductor Corp.                                16,996     296,580             0.0%
*   PFSweb, Inc.                                               14,575     233,491             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Information Technology -- (Continued)
#*  Photronics, Inc.                                           50,899 $  488,121             0.0%
*   Planar Systems, Inc.                                       12,122     75,520             0.0%
*   Planet Payment, Inc.                                       43,657    130,971             0.0%
#   Plantronics, Inc.                                          29,266  1,569,243             0.0%
#*  Plexus Corp.                                               30,695  1,062,661             0.0%
*   PMC-Sierra, Inc.                                          123,166  1,468,139             0.0%
*   Polycom, Inc.                                             104,158  1,435,297             0.0%
    Power Integrations, Inc.                                   18,346    928,491             0.0%
*   PRGX Global, Inc.                                          15,202     57,007             0.0%
*   Progress Software Corp.                                    37,131    901,541             0.0%
*   PTC, Inc.                                                  59,372  2,104,144             0.1%
    QAD, Inc. Class A                                           9,203    235,045             0.0%
    QAD, Inc. Class B                                           1,920     40,762             0.0%
#*  QLogic Corp.                                               67,529    837,360             0.0%
*   Qorvo, Inc.                                                86,750  3,810,927             0.1%
    QUALCOMM, Inc.                                            164,278  9,761,399             0.2%
*   Qualstar Corp.                                                500        590             0.0%
*   QuinStreet, Inc.                                           11,598     64,369             0.0%
*   Qumu Corp.                                                  5,408     14,115             0.0%
*   Rackspace Hosting, Inc.                                    75,473  1,950,977             0.0%
*   Radisys Corp.                                              27,404     70,428             0.0%
#*  Rambus, Inc.                                               79,978    825,373             0.0%
#*  RealD, Inc.                                                23,330    237,266             0.0%
*   RealNetworks, Inc.                                         68,817    267,010             0.0%
*   RealPage, Inc.                                              4,895     82,725             0.0%
*   Red Hat, Inc.                                              18,723  1,481,177             0.0%
    Reis, Inc.                                                  6,963    169,479             0.0%
#*  Relm Wireless Corp.                                           766      3,294             0.0%
#   RF Industries, Ltd.                                         3,883     17,512             0.0%
    Richardson Electronics, Ltd.                                8,608     51,648             0.0%
#*  Rightside Group, Ltd.                                       2,793     22,484             0.0%
#*  Rofin-Sinar Technologies, Inc.                             24,903    721,191             0.0%
*   Rogers Corp.                                               11,544    537,027             0.0%
*   Rosetta Stone, Inc.                                         7,639     50,265             0.0%
#*  Rovi Corp.                                                 22,965    210,130             0.0%
#*  Ruckus Wireless, Inc.                                      29,828    336,460             0.0%
#*  Rudolph Technologies, Inc.                                 35,027    447,995             0.0%
    Sabre Corp.                                                33,600    985,152             0.0%
*   salesforce.com, Inc.                                       27,620  2,146,350             0.1%
#   SanDisk Corp.                                              57,050  4,392,850             0.1%
#*  Sanmina Corp.                                              77,408  1,600,023             0.0%
*   ScanSource, Inc.                                           25,058    864,752             0.0%
    Science Applications International Corp.                   43,755  2,006,604             0.0%
*   SciQuest, Inc.                                              2,528     29,982             0.0%
#*  Seachange International, Inc.                              36,377    235,359             0.0%
#   Seagate Technology P.L.C.                                  60,324  2,295,931             0.1%
#*  Semtech Corp.                                              31,365    548,887             0.0%
*   ServiceNow, Inc.                                            8,113    662,426             0.0%
*   ShoreTel, Inc.                                             42,758    403,636             0.0%
#*  Sigma Designs, Inc.                                        25,465    224,347             0.0%
#*  Silicon Graphics International Corp.                       13,211     57,732             0.0%
#*  Silicon Laboratories, Inc.                                 28,916  1,444,933             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Information Technology -- (Continued)
#   Skyworks Solutions, Inc.                                  112,578 $8,695,525             0.2%
*   SMTC Corp.                                                  8,334     12,001             0.0%
*   SolarWinds, Inc.                                           28,490  1,653,275             0.0%
    Solera Holdings, Inc.                                      28,555  1,560,816             0.0%
#*  Sonus Networks, Inc.                                       32,527    215,003             0.0%
#*  Splunk, Inc.                                                6,742    378,631             0.0%
    SS&C Technologies Holdings, Inc.                           46,781  3,468,811             0.1%
*   Stamps.com, Inc.                                           10,182    769,861             0.0%
*   StarTek, Inc.                                               7,712     27,763             0.0%
#*  SunPower Corp.                                             68,010  1,825,388             0.0%
#*  Super Micro Computer, Inc.                                 30,693    865,850             0.0%
*   Support.com, Inc.                                          26,618     30,877             0.0%
*   Sykes Enterprises, Inc.                                    36,885  1,069,665             0.0%
    Symantec Corp.                                            225,406  4,643,364             0.1%
#*  Synaptics, Inc.                                            28,285  2,406,771             0.1%
#*  Synchronoss Technologies, Inc.                             26,626    936,703             0.0%
    SYNNEX Corp.                                               35,986  3,182,602             0.1%
*   Synopsys, Inc.                                             60,948  3,046,181             0.1%
*   Syntel, Inc.                                               34,185  1,608,062             0.0%
*   Tableau Software, Inc. Class A                              2,669    224,089             0.0%
#*  Take-Two Interactive Software, Inc.                       112,651  3,740,013             0.1%
#*  Tangoe, Inc.                                                2,737     22,662             0.0%
    TE Connectivity, Ltd.                                     106,361  6,853,903             0.1%
#*  Tech Data Corp.                                            35,034  2,550,125             0.1%
*   TechTarget, Inc.                                            8,856     82,626             0.0%
*   TeleCommunication Systems, Inc. Class A                    54,546    223,093             0.0%
#*  Telenav, Inc.                                              30,543    219,910             0.0%
    TeleTech Holdings, Inc.                                    40,526  1,179,307             0.0%
#*  Teradata Corp.                                             55,289  1,554,174             0.0%
#   Teradyne, Inc.                                            147,059  2,870,592             0.1%
    Tessco Technologies, Inc.                                   6,720    146,765             0.0%
    Tessera Technologies, Inc.                                 58,282  2,038,122             0.0%
    Texas Instruments, Inc.                                   105,315  5,973,467             0.1%
    TheStreet, Inc.                                            12,656     18,225             0.0%
#*  TiVo, Inc.                                                 87,716    796,461             0.0%
    Total System Services, Inc.                               129,183  6,775,648             0.1%
    Transact Technologies, Inc.                                 6,652     63,660             0.0%
#*  Travelzoo, Inc.                                             4,425     39,559             0.0%
*   Tremor Video, Inc.                                         12,246     22,165             0.0%
#*  Trimble Navigation, Ltd.                                   55,875  1,271,156             0.0%
#*  TTM Technologies, Inc.                                     69,423    506,788             0.0%
#*  Twitter, Inc.                                              11,000    313,060             0.0%
*   Tyler Technologies, Inc.                                   18,173  3,095,952             0.1%
#   Ubiquiti Networks, Inc.                                    21,239    619,754             0.0%
#*  Ultimate Software Group, Inc. (The)                         6,315  1,290,470             0.0%
*   Ultra Clean Holdings, Inc.                                 23,435    114,363             0.0%
#*  Ultratech, Inc.                                            22,438    350,706             0.0%
#*  Unisys Corp.                                               12,062    161,631             0.0%
*   United Online, Inc.                                         9,323    108,893             0.0%
#*  Universal Display Corp.                                    14,522    498,250             0.0%
*   Vantiv, Inc. Class A                                       62,995  3,159,199             0.1%
#*  VASCO Data Security International, Inc.                     7,646    145,350             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES     VALUE+    OF NET ASSETS**
                                                              ------- ------------ ---------------
Information Technology -- (Continued)
#*  Veeco Instruments, Inc.                                    24,881 $    448,356             0.0%
#*  VeriFone Systems, Inc.                                     77,009    2,321,051             0.1%
*   Verint Systems, Inc.                                       23,260    1,106,711             0.0%
#*  VeriSign, Inc.                                             14,100    1,136,460             0.0%
#*  ViaSat, Inc.                                               36,873    2,432,143             0.1%
#*  Viavi Solutions, Inc.                                     144,553      860,090             0.0%
*   Virtusa Corp.                                              21,489    1,234,113             0.0%
#   Visa, Inc. Class A                                        285,324   22,135,436             0.4%
#   Vishay Intertechnology, Inc.                              131,644    1,395,426             0.0%
*   Vishay Precision Group, Inc.                               10,529      123,505             0.0%
*   VMware, Inc. Class A                                        3,400      204,510             0.0%
    Wayside Technology Group, Inc.                              3,335       60,797             0.0%
*   Web.com Group, Inc.                                        54,826    1,286,766             0.0%
#*  WebMD Health Corp.                                         21,671      881,143             0.0%
*   Westell Technologies, Inc. Class A                         24,316       32,827             0.0%
    Western Digital Corp.                                      69,975    4,675,729             0.1%
#   Western Union Co. (The)                                    87,164    1,677,907             0.0%
#*  WEX, Inc.                                                  27,393    2,462,905             0.1%
#*  Workday, Inc. Class A                                       2,820      222,695             0.0%
#*  Xcerra Corp.                                               31,104      215,862             0.0%
    Xerox Corp.                                               539,868    5,069,360             0.1%
    Xilinx, Inc.                                               95,771    4,560,615             0.1%
*   XO Group, Inc.                                             17,814      269,526             0.0%
*   Yahoo!, Inc.                                               94,588    3,369,225             0.1%
*   Zebra Technologies Corp. Class A                           35,863    2,757,865             0.1%
#*  Zillow Group, Inc. Class A                                  2,370       73,020             0.0%
#*  Zillow Group, Inc. Class C                                  4,740      131,251             0.0%
#*  Zix Corp.                                                  36,892      191,101             0.0%
#*  Zynga, Inc. Class A                                       768,742    1,821,919             0.0%
                                                                      ------------            ----
Total Information Technology                                           946,937,491            17.1%
                                                                      ------------            ----
Materials -- (4.0%)
    A Schulman, Inc.                                           20,711      743,318             0.0%
#*  AEP Industries, Inc.                                        7,329      586,320             0.0%
    Air Products & Chemicals, Inc.                             24,398    3,390,834             0.1%
    Airgas, Inc.                                               39,801    3,827,264             0.1%
    Albemarle Corp.                                            75,255    4,027,648             0.1%
#   Alcoa, Inc.                                               487,396    4,352,446             0.1%
#   Allegheny Technologies, Inc.                               42,356      622,633             0.0%
#   American Vanguard Corp.                                    28,694      384,787             0.0%
    Ampco-Pittsburgh Corp.                                      4,586       53,152             0.0%
    AptarGroup, Inc.                                           49,237    3,621,874             0.1%
    Ashland, Inc.                                              34,927    3,832,190             0.1%
    Avery Dennison Corp.                                       84,684    5,501,919             0.1%
    Axiall Corp.                                               26,756      541,809             0.0%
#   Balchem Corp.                                              25,872    1,767,058             0.0%
    Ball Corp.                                                 22,000    1,507,000             0.0%
    Bemis Co., Inc.                                            93,726    4,290,776             0.1%
#*  Berry Plastics Group, Inc.                                 41,012    1,373,902             0.0%
*   Boise Cascade Co.                                          36,485    1,091,996             0.0%
    Cabot Corp.                                                45,643    1,640,409             0.0%
    Calgon Carbon Corp.                                        38,832      667,910             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Materials -- (Continued)
    Carpenter Technology Corp.                                 35,811 $ 1,192,864             0.0%
    Celanese Corp. Series A                                    81,762   5,809,190             0.1%
#*  Century Aluminum Co.                                       39,066     141,419             0.0%
    CF Industries Holdings, Inc.                              150,930   7,662,716             0.1%
#   Chase Corp.                                                 4,949     219,785             0.0%
    Chemours Co. (The)                                         23,849     165,274             0.0%
*   Chemtura Corp.                                             69,113   2,207,469             0.0%
*   Clearwater Paper Corp.                                     15,020     757,459             0.0%
#*  Coeur Mining, Inc.                                         67,205     181,454             0.0%
#   Commercial Metals Co.                                     106,203   1,526,137             0.0%
#   Compass Minerals International, Inc.                       32,231   2,618,446             0.1%
#*  Contango ORE, Inc.                                            780       3,900             0.0%
*   Core Molding Technologies, Inc.                             6,178     123,807             0.0%
*   Crown Holdings, Inc.                                       19,066   1,011,261             0.0%
    Cytec Industries, Inc.                                     61,070   4,544,829             0.1%
#   Deltic Timber Corp.                                         6,480     401,501             0.0%
    Domtar Corp.                                               58,658   2,419,056             0.1%
    Dow Chemical Co. (The)                                    290,047  14,986,728             0.3%
#   Eagle Materials, Inc.                                      31,660   2,090,510             0.0%
    Eastman Chemical Co.                                       83,561   6,030,597             0.1%
    Ecolab, Inc.                                               30,645   3,688,126             0.1%
    EI du Pont de Nemours & Co.                                60,546   3,838,616             0.1%
*   Ferro Corp.                                               112,802   1,408,897             0.0%
#*  Flotek Industries, Inc.                                    25,460     460,826             0.0%
    FMC Corp.                                                  20,400     830,484             0.0%
#   Freeport-McMoRan, Inc.                                     90,411   1,064,137             0.0%
    Friedman Industries, Inc.                                   5,121      30,675             0.0%
#   FutureFuel Corp.                                           38,192     588,539             0.0%
    Globe Specialty Metals, Inc.                               51,291     647,292             0.0%
    Graphic Packaging Holding Co.                             309,269   4,379,249             0.1%
#   Greif, Inc. Class A                                        16,871     553,031             0.0%
    Greif, Inc. Class B                                         9,082     349,657             0.0%
*   Handy & Harman, Ltd.                                        1,912      45,410             0.0%
#   Hawkins, Inc.                                               7,743     320,870             0.0%
    Haynes International, Inc.                                  8,308     327,751             0.0%
    HB Fuller Co.                                              36,688   1,393,777             0.0%
#*  Headwaters, Inc.                                           49,356   1,014,266             0.0%
#   Hecla Mining Co.                                          148,692     307,792             0.0%
#*  Horsehead Holding Corp.                                    15,800      44,872             0.0%
    Huntsman Corp.                                            155,050   2,042,008             0.0%
    Innophos Holdings, Inc.                                    18,488     785,555             0.0%
    Innospec, Inc.                                             18,145   1,002,330             0.0%
    International Flavors & Fragrances, Inc.                   12,090   1,403,165             0.0%
    International Paper Co.                                   125,500   5,357,595             0.1%
    Kaiser Aluminum Corp.                                      12,565   1,021,409             0.0%
    KapStone Paper and Packaging Corp.                         74,743   1,625,660             0.0%
    KMG Chemicals, Inc.                                         8,841     186,015             0.0%
    Koppers Holdings, Inc.                                     24,108     457,088             0.0%
*   Kraton Performance Polymers, Inc.                          29,835     608,336             0.0%
#   Kronos Worldwide, Inc.                                     30,976     244,710             0.0%
#*  Louisiana-Pacific Corp.                                    95,527   1,687,007             0.0%
#*  LSB Industries, Inc.                                       11,488     179,787             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Materials -- (Continued)
    LyondellBasell Industries NV Class A                       55,933 $5,196,735             0.1%
    Martin Marietta Materials, Inc.                            26,724  4,146,229             0.1%
#   Materion Corp.                                             20,039    604,176             0.0%
    Mercer International, Inc.                                 54,382    587,326             0.0%
    Minerals Technologies, Inc.                                24,648  1,452,753             0.0%
    Monsanto Co.                                               37,757  3,519,708             0.1%
    Mosaic Co. (The)                                           93,985  3,175,753             0.1%
    Myers Industries, Inc.                                     35,365    552,048             0.0%
    Neenah Paper, Inc.                                         18,482  1,245,872             0.0%
#   NewMarket Corp.                                             6,400  2,519,936             0.1%
    Newmont Mining Corp.                                      159,753  3,108,793             0.1%
*   Northern Technologies International Corp.                     929     16,676             0.0%
    Nucor Corp.                                               121,004  5,118,469             0.1%
    Olin Corp.                                                259,683  4,980,720             0.1%
#   Olympic Steel, Inc.                                        10,572    101,174             0.0%
#*  OMNOVA Solutions, Inc.                                     36,507    262,120             0.0%
*   Owens-Illinois, Inc.                                      144,378  3,111,346             0.1%
    Packaging Corp. of America                                 48,495  3,319,483             0.1%
#   PH Glatfelter Co.                                          32,370    627,978             0.0%
#*  Platform Specialty Products Corp.                          43,822    457,502             0.0%
    PolyOne Corp.                                              73,040  2,442,458             0.1%
    PPG Industries, Inc.                                       21,580  2,249,931             0.0%
    Praxair, Inc.                                              32,224  3,579,764             0.1%
    Quaker Chemical Corp.                                      12,117    961,847             0.0%
*   Real Industry, Inc.                                         7,679     72,951             0.0%
    Reliance Steel & Aluminum Co.                              64,377  3,860,045             0.1%
#*  Resolute Forest Products, Inc.                              4,347     32,472             0.0%
    Royal Gold, Inc.                                           36,371  1,739,989             0.0%
    RPM International, Inc.                                    63,683  2,910,950             0.1%
#   Schnitzer Steel Industries, Inc. Class A                   30,552    515,107             0.0%
    Schweitzer-Mauduit International, Inc.                     20,896    811,183             0.0%
    Scotts Miracle-Gro Co. (The) Class A                       31,859  2,107,791             0.0%
    Sealed Air Corp.                                           75,798  3,723,198             0.1%
    Sensient Technologies Corp.                                32,867  2,145,229             0.0%
    Sherwin-Williams Co. (The)                                  8,800  2,348,104             0.1%
    Sigma-Aldrich Corp.                                         9,500  1,327,340             0.0%
    Silgan Holdings, Inc.                                      50,645  2,576,311             0.1%
    Sonoco Products Co.                                        96,196  4,106,607             0.1%
#   Southern Copper Corp.                                      15,070    418,343             0.0%
    Steel Dynamics, Inc.                                      171,745  3,172,130             0.1%
    Stepan Co.                                                 15,935    843,440             0.0%
#*  Stillwater Mining Co.                                      82,167    767,440             0.0%
    SunCoke Energy, Inc.                                       20,403    101,199             0.0%
    Synalloy Corp.                                              4,403     38,394             0.0%
#   TimkenSteel Corp.                                          28,643    304,762             0.0%
#*  Trecora Resources                                          12,556    178,797             0.0%
    Tredegar Corp.                                             15,339    218,734             0.0%
    United States Lime & Minerals, Inc.                         3,394    165,797             0.0%
#   United States Steel Corp.                                  23,136    270,228             0.0%
#*  Universal Stainless & Alloy Products, Inc.                  1,587     13,807             0.0%
#*  US Concrete, Inc.                                          17,630    977,760             0.0%
    Valspar Corp. (The)                                        39,280  3,179,716             0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                PERCENTAGE
                                                                        SHARES      VALUE+    OF NET ASSETS**
                                                                       --------- ------------ ---------------
Materials -- (Continued)
             Vulcan Materials Co.                                         35,138 $  3,393,628             0.1%
             Wausau Paper Corp.                                           40,072      409,135             0.0%
             Westlake Chemical Corp.                                      79,109    4,767,899             0.1%
             WestRock Co.                                                137,075    7,369,152             0.1%
#            Worthington Industries, Inc.                                 47,138    1,447,137             0.0%
#*           WR Grace & Co.                                               16,004    1,605,201             0.0%
                                                                                 ------------             ---
Total Materials                                                                   247,073,352             4.4%
                                                                                 ------------             ---
Other -- (0.0%)
(degrees)#*  Gerber Scientific, Inc. Escrow Shares                        12,557           --             0.0%
                                                                                 ------------             ---
Telecommunication Services -- (2.2%)
#*           8x8, Inc.                                                    29,171      310,963             0.0%
*            Alaska Communications Systems Group, Inc.                    38,907       89,097             0.0%
             Alteva, Inc.                                                  2,937       13,040             0.0%
             AT&T, Inc.                                                1,899,271   63,644,571             1.2%
             Atlantic Tele-Network, Inc.                                  11,255      860,107             0.0%
#*           Boingo Wireless, Inc.                                        25,053      193,660             0.0%
             CenturyLink, Inc.                                           227,233    6,410,243             0.1%
#*           Cincinnati Bell, Inc.                                       145,218      547,472             0.0%
#            Cogent Communications Holdings, Inc.                         24,595      755,558             0.0%
#            Consolidated Communications Holdings, Inc.                   48,334    1,068,181             0.0%
#*           FairPoint Communications, Inc.                                9,880      158,475             0.0%
             Frontier Communications Corp.                               440,272    2,262,998             0.1%
#*           General Communication, Inc. Class A                          47,325      963,774             0.0%
*            Hawaiian Telcom Holdco, Inc.                                  1,676       38,246             0.0%
#            IDT Corp. Class B                                            24,032      311,214             0.0%
             Inteliquent, Inc.                                            40,522      839,616             0.0%
#*           Intelsat SA                                                   3,235       21,416             0.0%
#*           Iridium Communications, Inc.                                 44,017      361,380             0.0%
*            Level 3 Communications, Inc.                                109,831    5,595,889             0.1%
             Lumos Networks Corp.                                         17,448      226,126             0.0%
#*           NTELOS Holdings Corp.                                        12,978      119,268             0.0%
#*           ORBCOMM, Inc.                                                62,757      372,777             0.0%
#*           Premiere Global Services, Inc.                               37,866      518,007             0.0%
*            SBA Communications Corp. Class A                             21,982    2,616,298             0.1%
#            Shenandoah Telecommunications Co.                            34,948    1,635,217             0.0%
             Spok Holdings, Inc.                                          19,485      351,315             0.0%
#*           Sprint Corp.                                                130,094      615,345             0.0%
#*           Straight Path Communications, Inc. Class B                    7,493      232,283             0.0%
*            T-Mobile US, Inc.                                            90,279    3,420,671             0.1%
             Telephone & Data Systems, Inc.                               79,905    2,288,479             0.1%
*            United States Cellular Corp.                                 20,182      822,215             0.0%
             Verizon Communications, Inc.                                806,877   37,826,394             0.7%
*            Vonage Holdings Corp.                                       144,148      874,978             0.0%
#            Windstream Holdings, Inc.                                    52,701      343,083             0.0%
                                                                                 ------------             ---
Total Telecommunication Services                                                  136,708,356             2.5%
                                                                                 ------------             ---
Utilities -- (1.9%)
             AES Corp.                                                   116,671    1,277,547             0.0%
             AGL Resources, Inc.                                          39,438    2,464,875             0.1%
#            ALLETE, Inc.                                                 23,303    1,170,044             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Utilities -- (Continued)
    Alliant Energy Corp.                                       15,846 $  935,231             0.0%
    Ameren Corp.                                               34,291  1,497,831             0.0%
    American Electric Power Co., Inc.                          34,200  1,937,430             0.1%
    American States Water Co.                                  23,353    951,635             0.0%
    American Water Works Co., Inc.                             25,436  1,459,009             0.0%
#   Aqua America, Inc.                                         60,722  1,736,649             0.0%
#   Artesian Resources Corp. Class A                            5,942    144,747             0.0%
    Atmos Energy Corp.                                         35,933  2,263,779             0.1%
#   Avista Corp.                                               39,964  1,352,781             0.0%
#   Black Hills Corp.                                          23,088  1,056,969             0.0%
    California Water Service Group                             26,497    592,473             0.0%
*   Calpine Corp.                                             215,349  3,340,063             0.1%
    CenterPoint Energy, Inc.                                   61,546  1,141,678             0.0%
    Chesapeake Utilities Corp.                                 10,263    535,831             0.0%
    Cleco Corp.                                                21,400  1,134,200             0.0%
#   CMS Energy Corp.                                           39,100  1,410,337             0.0%
#   Connecticut Water Service, Inc.                             8,137    299,523             0.0%
#   Consolidated Edison, Inc.                                  36,546  2,402,899             0.1%
    Consolidated Water Co., Ltd.                                8,030     88,892             0.0%
    Delta Natural Gas Co., Inc.                                 2,958     60,432             0.0%
    Dominion Resources, Inc.                                   41,411  2,957,988             0.1%
    DTE Energy Co.                                             21,533  1,756,877             0.1%
#   Duke Energy Corp.                                          47,917  3,424,628             0.1%
*   Dynegy, Inc.                                               75,941  1,475,534             0.0%
    Edison International                                       20,476  1,239,208             0.0%
    El Paso Electric Co.                                       25,995  1,005,227             0.0%
    Empire District Electric Co. (The)                         25,521    575,499             0.0%
    Entergy Corp.                                              24,155  1,646,405             0.0%
    Eversource Energy                                          33,691  1,716,220             0.0%
    Exelon Corp.                                               37,036  1,034,045             0.0%
    FirstEnergy Corp.                                          39,376  1,228,531             0.0%
    Gas Natural, Inc.                                           5,877     51,835             0.0%
#   Genie Energy, Ltd. Class B                                 12,764    144,744             0.0%
    Great Plains Energy, Inc.                                  55,224  1,518,660             0.0%
    Hawaiian Electric Industries, Inc.                         43,152  1,262,628             0.0%
#   IDACORP, Inc.                                              27,260  1,822,331             0.1%
    ITC Holdings Corp.                                         54,478  1,782,520             0.1%
#   Laclede Group, Inc. (The)                                  23,955  1,403,044             0.0%
#   MDU Resources Group, Inc.                                  67,992  1,282,329             0.0%
#   MGE Energy, Inc.                                           22,065    910,623             0.0%
#   Middlesex Water Co.                                        10,603    273,239             0.0%
#   National Fuel Gas Co.                                      25,778  1,354,118             0.0%
    New Jersey Resources Corp.                                 49,762  1,576,460             0.0%
    NextEra Energy, Inc.                                       32,070  3,292,306             0.1%
    NiSource, Inc.                                            106,538  2,041,268             0.1%
    Northwest Natural Gas Co.                                  16,164    772,154             0.0%
#   NorthWestern Corp.                                         23,729  1,285,875             0.0%
    NRG Energy, Inc.                                          111,607  1,438,614             0.0%
#   NRG Yield, Inc. Class A                                     6,297     86,458             0.0%
#   NRG Yield, Inc. Class C                                    11,313    163,360             0.0%
    OGE Energy Corp.                                           61,233  1,745,753             0.0%
#   ONE Gas, Inc.                                              29,343  1,433,112             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                   PERCENTAGE
                                                                         SHARES       VALUE+     OF NET ASSETS**
                                                                       ---------- -------------- ---------------
Utilities -- (Continued)
#            Ormat Technologies, Inc.                                      24,692 $      931,382             0.0%
#            Otter Tail Corp.                                              21,637        593,719             0.0%
#            Pattern Energy Group, Inc.                                    43,636      1,020,646             0.0%
             Pepco Holdings, Inc.                                          32,515        865,874             0.0%
             PG&E Corp.                                                    30,807      1,645,094             0.0%
             Piedmont Natural Gas Co., Inc.                                38,354      2,198,068             0.1%
             Pinnacle West Capital Corp.                                   15,700        997,107             0.0%
             PNM Resources, Inc.                                           46,271      1,301,141             0.0%
             Portland General Electric Co.                                 46,304      1,716,952             0.0%
             PPL Corp.                                                     46,676      1,605,654             0.0%
             Public Service Enterprise Group, Inc.                         50,049      2,066,523             0.1%
#            Questar Corp.                                                 96,766      1,998,218             0.1%
             RGC Resources, Inc.                                              678         14,102             0.0%
#            SCANA Corp.                                                   20,231      1,198,080             0.0%
             Sempra Energy                                                 15,080      1,544,343             0.0%
             SJW Corp.                                                     14,096        447,266             0.0%
             South Jersey Industries, Inc.                                 38,284      1,014,909             0.0%
#            Southern Co. (The)                                            63,291      2,854,424             0.1%
             Southwest Gas Corp.                                           25,612      1,574,114             0.0%
#*           Talen Energy Corp.                                             4,156         36,074             0.0%
             TECO Energy, Inc.                                             84,049      2,269,323             0.1%
             UGI Corp.                                                    135,135      4,955,400             0.1%
#            UIL Holdings Corp.                                            31,899      1,626,530             0.0%
             Unitil Corp.                                                  12,123        430,003             0.0%
#            Vectren Corp.                                                 28,804      1,309,718             0.0%
#            WEC Energy Group, Inc.                                        42,285      2,180,215             0.1%
             Westar Energy, Inc.                                           30,202      1,199,019             0.0%
             WGL Holdings, Inc.                                            28,898      1,798,323             0.1%
             Xcel Energy, Inc.                                             56,192      2,002,121             0.1%
             York Water Co. (The)                                           8,223        190,609             0.0%
                                                                                  --------------           -----
Total Utilities                                                                      116,541,399             2.1%
                                                                                  --------------           -----
TOTAL COMMON STOCKS                                                                5,521,358,913            99.5%
                                                                                  --------------           -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Community Health Systems, Inc. Rights 01/04/16               137,366          1,305             0.0%
(degrees)*   Furiex Pharmaceuticals Contingent Value Rights                 5,764         56,315             0.0%
(degrees)*   Leap Wireless International, Inc. Contingent Value Rights     42,008         79,395             0.0%
(degrees)#*  Magnum Hunter Resources Corp. Warrants 04/15/16                9,520             --             0.0%
(degrees)#*  Safeway Casa Ley Contingent Value Rights                      95,306         96,726             0.0%
(degrees)*   Safeway PDC, LLC Contingent Value Rights                      95,306          4,651             0.0%
                                                                                  --------------           -----
TOTAL RIGHTS/WARRANTS                                                                    238,392             0.0%
                                                                                  --------------           -----
TOTAL INVESTMENT SECURITIES                                                        5,521,597,305
                                                                                  --------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
             State Street Institutional Liquid Reserves, 0.140%        26,773,893     26,773,893             0.5%
                                                                                  --------------           -----
SECURITIES LENDING COLLATERAL -- (10.9%)
(S)@         DFA Short Term Investment Fund                            58,219,036    673,594,244            12.1%
                                                                                  --------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $4,156,802,107)                               $6,221,965,442           112.1%
                                                                                  ==============           =====

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                --------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary       $  871,115,360           --   --    $  871,115,360
   Consumer Staples                375,097,983           --   --       375,097,983
   Energy                          407,686,752           --   --       407,686,752
   Financials                      996,935,030 $     15,552   --       996,950,582
   Health Care                     621,445,735       11,672   --       621,457,407
   Industrials                     801,789,444          787   --       801,790,231
   Information Technology          946,937,491           --   --       946,937,491
   Materials                       247,073,352           --   --       247,073,352
   Other                                    --           --   --                --
   Telecommunication Services      136,708,356           --   --       136,708,356
   Utilities                       116,541,399           --   --       116,541,399
Rights/Warrants                             --      238,392   --           238,392
Temporary Cash Investments          26,773,893           --   --        26,773,893
Securities Lending Collateral               --  673,594,244   --       673,594,244
                                -------------- ------------   --    --------------
TOTAL                           $5,548,104,795 $673,860,647   --    $6,221,965,442
                                ============== ============   ==    ==============

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                       PERCENTAGE
                                                               SHARES     VALUE++    OF NET ASSETS**
                                                              --------- ------------ ---------------
COMMON STOCKS -- (98.0%)
AUSTRALIA -- (5.7%)
    Asciano, Ltd.                                             1,426,870 $  8,309,391             0.3%
    Aurizon Holdings, Ltd.                                      686,502    2,517,068             0.1%
    Bank of Queensland, Ltd.                                    230,860    2,140,210             0.1%
    Bendigo and Adelaide Bank, Ltd.                             336,508    2,552,803             0.1%
    BHP Billiton, Ltd.                                        1,497,884   24,566,401             0.8%
    BHP Billiton, Ltd. Sponsored ADR                            563,499   18,533,482             0.6%
    Boral, Ltd.                                                 596,037    2,279,968             0.1%
    Echo Entertainment Group, Ltd.                               61,041      220,615             0.0%
#   Fortescue Metals Group, Ltd.                              1,394,559    2,060,654             0.1%
    Harvey Norman Holdings, Ltd.                                282,359      793,305             0.0%
    Incitec Pivot, Ltd.                                       1,466,556    4,095,420             0.1%
    Lend Lease Group                                            202,409    1,861,653             0.1%
    Macquarie Group, Ltd.                                       357,292   21,633,620             0.7%
    National Australia Bank, Ltd.                                63,242    1,350,510             0.0%
*   Newcrest Mining, Ltd.                                       693,088    6,037,666             0.2%
    Oil Search, Ltd.                                             23,582      131,428             0.0%
    Orica, Ltd.                                                  74,400      870,359             0.0%
    Origin Energy, Ltd.                                         674,251    2,620,006             0.1%
    Qantas Airways, Ltd.                                        519,741    1,463,978             0.1%
    QBE Insurance Group, Ltd.                                   580,138    5,430,521             0.2%
    Rio Tinto, Ltd.                                             348,476   12,460,822             0.4%
#   Santos, Ltd.                                              1,133,132    4,677,722             0.2%
*   South32, Ltd.                                               949,273      982,985             0.0%
*   South32, Ltd. ADR                                           213,802    1,098,942             0.0%
    Suncorp Group, Ltd.                                         917,095    8,519,402             0.3%
    Tabcorp Holdings, Ltd.                                      662,550    2,214,292             0.1%
    Tatts Group, Ltd.                                         1,411,462    3,963,002             0.1%
    Treasury Wine Estates, Ltd.                                  45,965      230,057             0.0%
    Wesfarmers, Ltd.                                            468,888   13,112,129             0.4%
    Woodside Petroleum, Ltd.                                    714,538   14,985,973             0.5%
                                                                        ------------             ---
TOTAL AUSTRALIA                                                          171,714,384             5.7%
                                                                        ------------             ---
AUSTRIA -- (0.1%)
*   Erste Group Bank AG                                          67,758    1,986,922             0.1%
    OMV AG                                                       53,961    1,436,861             0.0%
                                                                        ------------             ---
TOTAL AUSTRIA                                                              3,423,783             0.1%
                                                                        ------------             ---
BELGIUM -- (1.7%)
    Ageas                                                       227,139   10,016,340             0.3%
    Colruyt SA                                                   29,330    1,450,755             0.1%
    Delhaize Group                                               99,532    9,235,456             0.3%
    Delhaize Group Sponsored ADR                                 42,400      984,528             0.0%
    KBC Groep NV                                                197,642   12,016,959             0.4%
    Proximus SADP                                                71,592    2,477,428             0.1%
    Solvay SA                                                    69,836    7,889,452             0.3%
    UCB SA                                                       49,940    4,316,709             0.1%
    Umicore SA                                                   61,534    2,612,614             0.1%
                                                                        ------------             ---
TOTAL BELGIUM                                                             51,000,241             1.7%
                                                                        ------------             ---

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                               SHARES     VALUE++    OF NET ASSETS**
                                                              --------- ------------ ---------------
CANADA -- (8.0%)
    Agnico Eagle Mines, Ltd.                                    276,023 $  7,808,691             0.3%
    Bank of Montreal                                            382,730   22,232,786             0.7%
    Barrick Gold Corp.                                          716,442    5,509,439             0.2%
*   BlackBerry, Ltd.(09228F103)                                  36,453      265,742             0.0%
*   BlackBerry, Ltd.(BCBHZ31)                                   206,447    1,504,619             0.1%
    Cameco Corp.(13321L108)                                     258,817    3,667,437             0.1%
    Cameco Corp.(2166160)                                        55,352      783,970             0.0%
    Canadian Natural Resources, Ltd.(136385101)                 717,719   16,665,435             0.5%
    Canadian Natural Resources, Ltd.(2171573)                   440,539   10,215,006             0.3%
    Canadian Oil Sands, Ltd.                                    624,404    4,713,114             0.2%
    Canadian Tire Corp., Ltd. Class A                            93,646    8,237,353             0.3%
    Cenovus Energy, Inc.                                        837,660   12,489,511             0.4%
    Crescent Point Energy Corp.(22576C101)                      309,961    4,224,768             0.1%
    Crescent Point Energy Corp.(B67C8W8)                        197,496    2,691,480             0.1%
    E-L Financial Corp., Ltd.                                       100       51,927             0.0%
    Eldorado Gold Corp.(2307873)                                 18,834       65,824             0.0%
    Eldorado Gold Corp.(284902103)                                9,235       32,323             0.0%
    Empire Co., Ltd.                                            257,695    5,397,879             0.2%
    Enbridge Income Fund Holdings, Inc.                           7,687      188,942             0.0%
    Encana Corp.                                              1,146,645    8,748,901             0.3%
    Fairfax Financial Holdings, Ltd.                             28,086   13,830,787             0.5%
    Finning International, Inc.                                  79,458    1,270,015             0.0%
    First Quantum Minerals, Ltd.                                545,136    2,909,947             0.1%
    Genworth MI Canada, Inc.                                     42,919    1,061,159             0.0%
    George Weston, Ltd.                                          22,934    1,931,395             0.1%
    Goldcorp, Inc.(380956409)                                   397,204    5,092,155             0.2%
    Goldcorp, Inc.(2676302)                                     128,811    1,648,064             0.1%
    Husky Energy, Inc.                                          364,938    4,931,519             0.2%
    Industrial Alliance Insurance & Financial Services, Inc.     99,488    3,264,022             0.1%
*   Kinross Gold Corp.                                          108,666      218,562             0.0%
*   Lundin Mining Corp.                                         337,428    1,138,007             0.0%
    Manulife Financial Corp.(2492519)                           982,780   16,294,486             0.5%
    Manulife Financial Corp.(56501R106)                         103,005    1,708,853             0.1%
    Maple Leaf Foods, Inc.                                       46,972      746,825             0.0%
*   MEG Energy Corp.                                            115,228      958,765             0.0%
    Silver Wheaton Corp.                                        175,677    2,387,450             0.1%
    Sun Life Financial, Inc.(2566124)                           250,463    8,447,093             0.3%
    Sun Life Financial, Inc.(866796105)                          46,147    1,555,615             0.1%
    Suncor Energy, Inc.(867224107)                              498,567   14,822,397             0.5%
    Suncor Energy, Inc.(B3NB1P2)                              1,078,999   32,107,564             1.1%
    Teck Resources, Ltd. Class B                                 97,700      572,333             0.0%
    TMX Group, Ltd.                                               8,600      303,394             0.0%
*   Tourmaline Oil Corp.                                         93,632    1,948,399             0.1%
    TransAlta Corp.                                              77,383      360,994             0.0%
*   Turquoise Hill Resources, Ltd.                              132,726      359,322             0.0%
    West Fraser Timber Co., Ltd.                                 31,173    1,103,070             0.0%
    Whitecap Resources, Inc.                                    280,390    2,489,544             0.1%
    WSP Global, Inc.                                             26,658      928,015             0.0%
    Yamana Gold, Inc.                                           175,202      383,204             0.0%
                                                                        ------------             ---
TOTAL CANADA                                                             240,268,102             8.0%
                                                                        ------------             ---

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                               SHARES     VALUE++    OF NET ASSETS**
                                                              --------- ------------ ---------------
COLOMBIA -- (0.0%)
    Pacific Exploration and Production Corp.                     32,827 $     64,017             0.0%
                                                                        ------------             ---
DENMARK -- (1.6%)
    AP Moeller - Maersk A.S. Class A                              2,605    3,735,275             0.1%
    AP Moeller - Maersk A.S. Class B                              5,274    7,783,476             0.3%
    Carlsberg A.S. Class B                                       89,501    7,332,738             0.2%
    Danske Bank A.S.                                            178,375    4,907,748             0.2%
    DSV A.S.                                                     56,776    2,303,928             0.1%
*   H Lundbeck A.S.                                              17,769      521,997             0.0%
    ISS A.S.                                                     57,986    2,039,729             0.1%
*   Jyske Bank A.S.                                              24,399    1,190,173             0.0%
    Rockwool International A.S. Class B                           2,381      373,047             0.0%
    TDC A.S.                                                    875,646    4,577,783             0.2%
    Vestas Wind Systems A.S.                                    248,599   14,494,368             0.5%
                                                                        ------------             ---
TOTAL DENMARK                                                             49,260,262             1.7%
                                                                        ------------             ---
FINLAND -- (0.6%)
    Fortum Oyj                                                  314,082    4,709,940             0.2%
    Kesko Oyj Class B                                            23,384      746,518             0.0%
    Neste Oyj                                                    46,576    1,135,639             0.0%
    Stora Enso Oyj Class R                                      573,012    5,315,369             0.2%
    UPM-Kymmene Oyj                                             370,894    6,943,496             0.2%
                                                                        ------------             ---
TOTAL FINLAND                                                             18,850,962             0.6%
                                                                        ------------             ---
FRANCE -- (9.6%)
    AXA SA                                                      632,808   16,888,451             0.6%
    AXA SA Sponsored ADR                                        394,508   10,533,364             0.4%
    BNP Paribas SA                                              398,334   24,137,924             0.8%
*   Bollore SA(BZ0G303)                                           2,718       13,456             0.0%
    Bollore SA(4572709)                                         488,065    2,412,711             0.1%
    Bouygues SA                                                 185,628    7,016,182             0.2%
    Casino Guichard Perrachon SA                                 64,289    3,693,708             0.1%
#*  CGG SA Sponsored ADR                                         21,119       85,532             0.0%
    Cie de Saint-Gobain                                         606,622   25,393,831             0.9%
    Cie Generale des Etablissements Michelin                     74,433    7,404,281             0.3%
    CNP Assurances                                              182,294    2,600,284             0.1%
    Credit Agricole SA                                          327,085    4,131,243             0.1%
    Eiffage SA                                                   16,826    1,048,285             0.0%
    Electricite de France SA                                    188,405    3,501,980             0.1%
    Engie SA                                                  1,112,207   19,464,507             0.7%
    Lagardere SCA                                                 3,794      110,388             0.0%
    Natixis SA                                                  644,051    3,942,546             0.1%
    Orange SA                                                 1,800,527   31,746,339             1.1%
*   Peugeot SA                                                  541,969    9,522,118             0.3%
    Renault SA                                                  255,508   24,075,010             0.8%
    Rexel SA                                                    214,554    2,928,192             0.1%
    SCOR SE                                                     107,372    3,992,376             0.1%
    Societe Generale SA                                         670,289   31,130,367             1.0%
    STMicroelectronics NV                                       366,798    2,527,337             0.1%
#   Total SA                                                  1,043,436   50,459,332             1.7%
                                                                        ------------             ---
TOTAL FRANCE                                                             288,759,744             9.7%
                                                                        ------------             ---

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                SHARES     VALUE++    OF NET ASSETS**
                                                              ---------- ------------ ---------------
GERMANY -- (7.6%)
    Allianz SE                                                   217,369 $ 38,054,294             1.3%
    Allianz SE Sponsored ADR                                     716,588   12,576,119             0.4%
    Bayerische Motoren Werke AG                                  291,133   29,820,274             1.0%
*   Commerzbank AG                                               401,297    4,413,352             0.1%
    Daimler AG                                                   735,745   63,799,192             2.1%
    Deutsche Bank AG(5750355)                                    353,243    9,886,846             0.3%
#   Deutsche Bank AG(D18190898)                                  326,750    9,132,663             0.3%
*   Deutsche Lufthansa AG                                        173,487    2,562,011             0.1%
    E.ON SE                                                      886,206    9,348,723             0.3%
    Fraport AG Frankfurt Airport Services Worldwide               36,156    2,292,387             0.1%
    Hannover Rueck SE                                             28,455    3,289,685             0.1%
    HeidelbergCement AG                                          123,371    9,187,380             0.3%
    K+S AG                                                       159,941    4,037,440             0.1%
    Metro AG                                                     175,386    5,395,870             0.2%
    Muenchener Rueckversicherungs-Gesellschaft AG                 58,051   11,575,017             0.4%
    Osram Licht AG                                                25,431    1,494,432             0.1%
    RWE AG                                                       174,770    2,428,824             0.1%
*   Talanx AG                                                     62,826    2,013,117             0.1%
    Telefonica Deutschland Holding AG                            416,028    2,678,244             0.1%
    Volkswagen AG                                                 28,585    3,958,204             0.1%
                                                                         ------------             ---
TOTAL GERMANY                                                             227,944,074             7.6%
                                                                         ------------             ---
HONG KONG -- (2.4%)
    Cathay Pacific Airways, Ltd.                               1,226,000    2,425,283             0.1%
    CK Hutchison Holdings, Ltd.                                  679,348    9,337,587             0.3%
    FIH Mobile, Ltd.                                           1,775,000      848,852             0.0%
    Guoco Group, Ltd.                                              6,000       68,794             0.0%
    Hang Lung Group, Ltd.                                        519,000    1,888,475             0.1%
    Hang Lung Properties, Ltd.                                   978,000    2,395,507             0.1%
    Henderson Land Development Co., Ltd.                         375,164    2,391,253             0.1%
    Hongkong & Shanghai Hotels (The)                             390,418      443,450             0.0%
    Hopewell Holdings, Ltd.                                      350,831    1,265,920             0.0%
    Kerry Logistics Network, Ltd.                                140,250      208,601             0.0%
    Kerry Properties, Ltd.                                       519,000    1,532,976             0.1%
    MTR Corp., Ltd.                                              523,686    2,375,800             0.1%
    New World Development Co., Ltd.                            7,173,603    7,642,201             0.3%
    NWS Holdings, Ltd.                                           463,837      698,318             0.0%
    Orient Overseas International, Ltd.                          170,048      810,885             0.0%
    Shangri-La Asia, Ltd.                                      1,498,000    1,367,068             0.0%
    Sino Land Co., Ltd.                                        1,497,241    2,310,993             0.1%
    Sun Hung Kai Properties, Ltd.                              1,022,434   13,670,611             0.5%
    Swire Pacific, Ltd. Class A                                  514,000    5,958,314             0.2%
    Swire Pacific, Ltd. Class B                                  340,000      738,901             0.0%
#   Tsim Sha Tsui Properties, Ltd.                               259,630      755,429             0.0%
    Wharf Holdings, Ltd. (The)                                 1,130,000    6,738,500             0.2%
    Wheelock & Co., Ltd.                                       1,122,000    5,229,769             0.2%
    Yue Yuen Industrial Holdings, Ltd.                            74,500      270,822             0.0%
                                                                         ------------             ---
TOTAL HONG KONG                                                            71,374,309             2.4%
                                                                         ------------             ---
IRELAND -- (0.2%)
*   Bank of Ireland                                           13,700,088    5,094,002             0.2%
*   Bank of Ireland Sponsored ADR                                 36,719      543,405             0.0%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
IRELAND -- (Continued)
    CRH P.L.C. Sponsored ADR                                     25,104 $   686,845             0.0%
                                                                        -----------             ---
TOTAL IRELAND                                                             6,324,252             0.2%
                                                                        -----------             ---
ISRAEL -- (0.4%)
    Azrieli Group                                                10,926     428,198             0.0%
    Bank Hapoalim BM                                            927,212   4,826,479             0.1%
*   Bank Leumi Le-Israel BM                                     935,387   3,549,214             0.1%
    Delek Group, Ltd.                                               355      85,446             0.0%
*   Israel Discount Bank, Ltd. Class A                          240,929     440,679             0.0%
    Mizrahi Tefahot Bank, Ltd.                                  123,819   1,504,828             0.1%
    Paz Oil Co., Ltd.                                               270      40,222             0.0%
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR           29,587   1,751,255             0.1%
                                                                        -----------             ---
TOTAL ISRAEL                                                             12,626,321             0.4%
                                                                        -----------             ---
ITALY -- (1.5%)
*   Banca Monte dei Paschi di Siena SpA                               1           1             0.0%
*   Banco Popolare SC                                           136,530   2,040,194             0.1%
    Eni SpA                                                     569,058   9,292,858             0.3%
    Mediobanca SpA                                               61,701     620,513             0.0%
*   Telecom Italia SpA Sponsored ADR                            128,196   1,781,924             0.1%
    UniCredit SpA                                             3,923,002  25,331,080             0.8%
    Unione di Banche Italiane SpA                             1,053,933   7,885,256             0.3%
                                                                        -----------             ---
TOTAL ITALY                                                              46,951,826             1.6%
                                                                        -----------             ---
JAPAN -- (21.5%)
    77 Bank, Ltd. (The)                                          97,000     536,387             0.0%
    Aeon Co., Ltd.                                              890,100  13,187,943             0.4%
    Aisin Seiki Co., Ltd.                                       192,300   7,632,193             0.3%
    Alfresa Holdings Corp.                                       28,900     554,169             0.0%
    Amada Holdings Co., Ltd.                                    248,000   2,211,759             0.1%
    Aoyama Trading Co., Ltd.                                     13,400     488,207             0.0%
    Asahi Glass Co., Ltd.                                       696,000   3,984,942             0.1%
    Asahi Kasei Corp.                                         1,399,000   8,585,145             0.3%
    Autobacs Seven Co., Ltd.                                     14,900     261,280             0.0%
    Bank of Kyoto, Ltd. (The)                                   148,000   1,494,727             0.1%
    Bank of Yokohama, Ltd. (The)                                814,000   5,080,264             0.2%
    Brother Industries, Ltd.                                    134,500   1,719,105             0.1%
    Canon Marketing Japan, Inc.                                  39,500     600,507             0.0%
    Chiba Bank, Ltd. (The)                                      421,000   3,071,208             0.1%
    Chugoku Bank, Ltd. (The)                                    112,200   1,590,582             0.1%
    Citizen Holdings Co., Ltd.                                  193,200   1,464,358             0.1%
    Coca-Cola East Japan Co., Ltd.                               18,900     265,627             0.0%
    Coca-Cola West Co., Ltd.                                     40,200     812,940             0.0%
    COMSYS Holdings Corp.                                        18,500     241,638             0.0%
*   Cosmo Energy Holdings Co., Ltd.                               4,500      61,168             0.0%
    Dai Nippon Printing Co., Ltd.                               333,000   3,443,913             0.1%
    Dai-ichi Life Insurance Co., Ltd. (The)                     348,000   6,020,152             0.2%
    Daicel Corp.                                                227,000   2,999,665             0.1%
    Daido Steel Co., Ltd.                                       209,000     800,012             0.0%
    Daihatsu Motor Co., Ltd.                                    197,200   2,415,640             0.1%
    Daiichi Sankyo Co., Ltd.                                    210,200   4,128,125             0.1%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
JAPAN -- (Continued)
    Denka Co., Ltd.                                             234,000 $ 1,085,880             0.0%
    DIC Corp.                                                   132,000     357,305             0.0%
#   Ebara Corp.                                                 215,000     931,495             0.0%
    Fuji Media Holdings, Inc.                                    34,200     406,838             0.0%
    FUJIFILM Holdings Corp.                                     231,300   9,226,264             0.3%
    Fukuoka Financial Group, Inc.                               394,000   2,073,287             0.1%
    Furukawa Electric Co., Ltd.                                 118,000     215,943             0.0%
    Glory, Ltd.                                                  42,500   1,075,221             0.0%
    Gunma Bank, Ltd. (The)                                      208,000   1,309,298             0.0%
    H2O Retailing Corp.                                          46,400     901,345             0.0%
    Hachijuni Bank, Ltd. (The)                                  259,000   1,766,055             0.1%
    Hankyu Hanshin Holdings, Inc.                               710,000   4,625,028             0.2%
    Hiroshima Bank, Ltd. (The)                                  220,000   1,221,783             0.0%
    Hitachi Capital Corp.                                        34,600     994,221             0.0%
    Hitachi Chemical Co., Ltd.                                   71,600   1,131,824             0.0%
#   Hitachi Construction Machinery Co., Ltd.                    116,500   1,804,216             0.1%
    Hitachi High-Technologies Corp.                              37,335   1,004,052             0.0%
    Hitachi Transport System, Ltd.                               15,585     274,364             0.0%
    Hitachi, Ltd.                                             2,626,000  15,148,841             0.5%
    Hokuhoku Financial Group, Inc.                              791,000   1,756,196             0.1%
    Honda Motor Co., Ltd.                                     1,111,000  36,752,365             1.2%
#   Ibiden Co., Ltd.                                            144,200   1,986,950             0.1%
    Idemitsu Kosan Co., Ltd.                                     61,800   1,013,486             0.0%
    Iida Group Holdings Co., Ltd.                                45,800     858,423             0.0%
    ITOCHU Corp.                                              1,199,100  15,004,312             0.5%
    Iyo Bank, Ltd. (The)                                        161,000   1,731,102             0.1%
    J Front Retailing Co., Ltd.                                 224,400   3,685,158             0.1%
    JFE Holdings, Inc.                                          395,200   6,212,750             0.2%
    Joyo Bank, Ltd. (The)                                       398,000   2,067,260             0.1%
    JSR Corp.                                                    45,300     715,436             0.0%
    JTEKT Corp.                                                  53,900     929,065             0.0%
    JX Holdings, Inc.                                         1,407,586   5,527,110             0.2%
    Kamigumi Co., Ltd.                                          160,000   1,374,664             0.1%
    Kaneka Corp.                                                280,000   2,482,830             0.1%
    Kawasaki Kisen Kaisha, Ltd.                               1,099,000   2,467,380             0.1%
    Keiyo Bank, Ltd. (The)                                       24,000     120,583             0.0%
    Kinden Corp.                                                  7,000      90,947             0.0%
    Kobe Steel, Ltd.                                          3,940,000   4,975,321             0.2%
    Komatsu, Ltd.                                               283,900   4,666,602             0.2%
    Konica Minolta, Inc.                                        612,400   6,292,051             0.2%
    Kuraray Co., Ltd.                                           369,700   4,559,833             0.2%
    Kyocera Corp. Sponsored ADR                                     555      25,103             0.0%
*   Kyushu Financial Group, Inc.                                149,510   1,149,791             0.0%
    Lintec Corp.                                                  8,500     199,113             0.0%
    LIXIL Group Corp.                                           139,140   2,978,993             0.1%
    Maeda Road Construction Co., Ltd.                            14,000     254,485             0.0%
    Marubeni Corp.                                            1,355,600   7,832,694             0.3%
    Medipal Holdings Corp.                                       57,000     994,767             0.0%
    Mitsubishi Chemical Holdings Corp.                        1,991,500  12,410,143             0.4%
    Mitsubishi Corp.                                            389,500   7,081,337             0.2%
    Mitsubishi Gas Chemical Co., Inc.                           246,000   1,371,544             0.0%
    Mitsubishi Heavy Industries, Ltd.                         1,414,000   7,128,635             0.2%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                              ---------- ----------- ---------------
JAPAN -- (Continued)
    Mitsubishi Logistics Corp.                                    42,000 $   602,780             0.0%
    Mitsubishi Materials Corp.                                 1,534,000   5,351,101             0.2%
    Mitsubishi UFJ Financial Group, Inc.                       4,974,134  32,170,361             1.1%
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR         1,691,580  10,944,523             0.4%
    Mitsui & Co., Ltd.                                           405,500   5,142,920             0.2%
    Mitsui & Co., Ltd. Sponsored ADR                               4,829   1,218,212             0.0%
    Mitsui Chemicals, Inc.                                       811,000   3,066,514             0.1%
    Mitsui Mining & Smelting Co., Ltd.                           162,000     311,407             0.0%
    Mitsui OSK Lines, Ltd.                                       672,000   1,794,518             0.1%
    Mizuho Financial Group, Inc.                              17,014,000  35,046,192             1.2%
    MS&AD Insurance Group Holdings, Inc.                         119,291   3,516,770             0.1%
    Nagase & Co., Ltd.                                            48,400     600,234             0.0%
    NEC Corp.                                                  3,146,000   9,705,353             0.3%
    NHK Spring Co., Ltd.                                         110,000   1,119,570             0.0%
#   Nikon Corp.                                                  228,400   2,954,688             0.1%
    Nippo Corp.                                                   51,000     888,719             0.0%
    Nippon Electric Glass Co., Ltd.                               52,000     254,455             0.0%
    Nippon Express Co., Ltd.                                     870,000   4,481,969             0.2%
    Nippon Paper Industries Co., Ltd.                            114,700   2,125,929             0.1%
    Nippon Shokubai Co., Ltd.                                     17,200   1,346,021             0.0%
    Nippon Steel & Sumitomo Metal Corp.                          614,700  12,461,531             0.4%
    Nippon Yusen K.K.                                          2,155,000   5,638,374             0.2%
    Nissan Motor Co., Ltd.                                     1,904,600  19,743,501             0.7%
    Nisshinbo Holdings, Inc.                                     107,000   1,453,126             0.1%
    NOK Corp.                                                     80,600   1,894,072             0.1%
    Nomura Holdings, Inc.                                        337,000   2,119,845             0.1%
    Nomura Real Estate Holdings, Inc.                              6,300     134,624             0.0%
    NTN Corp.                                                    508,000   2,524,612             0.1%
    NTT DOCOMO, Inc.                                             343,100   6,682,039             0.2%
    Obayashi Corp.                                                67,000     587,594             0.0%
    Oji Holdings Corp.                                         1,074,000   5,562,245             0.2%
    Otsuka Holdings Co., Ltd.                                    107,000   3,561,004             0.1%
    Resona Holdings, Inc.                                      1,423,500   7,532,199             0.3%
    Ricoh Co., Ltd.                                            1,023,200  11,027,943             0.4%
    Rohm Co., Ltd.                                                34,000   1,680,673             0.1%
    Sankyo Co., Ltd.                                              19,300     743,816             0.0%
    SBI Holdings, Inc.                                           136,800   1,548,346             0.1%
    Sega Sammy Holdings, Inc.                                     25,000     263,271             0.0%
    Seino Holdings Co., Ltd.                                      82,000     973,197             0.0%
    Sekisui Chemical Co., Ltd.                                    79,000     932,121             0.0%
    Sekisui House, Ltd.                                          543,600   9,048,992             0.3%
    Shiga Bank, Ltd. (The)                                        48,000     256,554             0.0%
    Shinsei Bank, Ltd.                                         1,031,000   2,161,773             0.1%
    Shizuoka Bank, Ltd. (The)                                    303,000   3,039,624             0.1%
    Showa Denko K.K.                                           1,686,000   2,123,473             0.1%
    Showa Shell Sekiyu K.K.                                      131,500   1,160,678             0.0%
    SKY Perfect JSAT Holdings, Inc.                              130,400     686,365             0.0%
    Sojitz Corp.                                                 547,200   1,203,565             0.0%
    Sompo Japan Nipponkoa Holdings, Inc.                         109,600   3,441,249             0.1%
*   Sony Corp. Sponsored ADR                                     101,191   2,873,824             0.1%
    Sumitomo Chemical Co., Ltd.                                2,166,000  12,407,287             0.4%
    Sumitomo Corp.                                               326,000   3,565,553             0.1%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                               SHARES     VALUE++    OF NET ASSETS**
                                                              --------- ------------ ---------------
JAPAN -- (Continued)
    Sumitomo Dainippon Pharma Co., Ltd.                          48,000 $    531,266             0.0%
    Sumitomo Electric Industries, Ltd.                          754,100   10,291,918             0.3%
    Sumitomo Forestry Co., Ltd.                                 147,900    1,768,973             0.1%
    Sumitomo Heavy Industries, Ltd.                             488,000    2,198,934             0.1%
    Sumitomo Metal Mining Co., Ltd.                             462,000    5,731,758             0.2%
    Sumitomo Mitsui Financial Group, Inc.                       935,627   37,325,571             1.3%
    Sumitomo Mitsui Trust Holdings, Inc.                      1,714,000    6,579,269             0.2%
    Sumitomo Osaka Cement Co., Ltd.                              97,000      373,792             0.0%
    Sumitomo Rubber Industries, Ltd.                            164,500    2,446,687             0.1%
    Suzuken Co., Ltd.                                            27,500    1,052,533             0.0%
    Suzuki Motor Corp.                                          190,900    6,250,727             0.2%
    T&D Holdings, Inc.                                          599,000    7,871,288             0.3%
    Takashimaya Co., Ltd.                                       218,000    1,948,747             0.1%
    TDK Corp.                                                   170,900   10,885,718             0.4%
    Teijin, Ltd.                                              1,217,000    4,296,069             0.1%
    THK Co., Ltd.                                                53,600    1,009,697             0.0%
    Tokai Rika Co., Ltd.                                         45,200      977,346             0.0%
    Tokio Marine Holdings, Inc.                                  14,000      539,443             0.0%
    Toppan Printing Co., Ltd.                                   173,000    1,551,372             0.1%
*   Toshiba Corp.                                             2,316,000    6,533,568             0.2%
    Tosoh Corp.                                                 524,000    2,661,262             0.1%
    Toyo Seikan Group Holdings, Ltd.                             66,700    1,288,863             0.0%
    Toyobo Co., Ltd.                                            129,000      189,094             0.0%
    Toyoda Gosei Co., Ltd.                                       64,100    1,469,304             0.1%
    Toyota Boshoku Corp.                                          9,900      211,532             0.0%
    Toyota Tsusho Corp.                                         278,500    6,378,221             0.2%
    Ube Industries, Ltd.                                        713,000    1,497,130             0.1%
    Universal Entertainment Corp.                                   500        9,072             0.0%
    UNY Group Holdings Co., Ltd.                                 58,500      323,426             0.0%
    Ushio, Inc.                                                   6,200       85,410             0.0%
    Wacoal Holdings Corp.                                        13,000      163,130             0.0%
    Yamada Denki Co., Ltd.                                      442,100    1,988,849             0.1%
    Yamaguchi Financial Group, Inc.                             115,000    1,414,452             0.1%
    Yamazaki Baking Co., Ltd.                                    64,000    1,232,549             0.0%
    Yokohama Rubber Co., Ltd. (The)                              53,500    1,028,465             0.0%
    Zeon Corp.                                                   20,000      163,235             0.0%
                                                                        ------------            ----
TOTAL JAPAN                                                              647,845,321            21.6%
                                                                        ------------            ----
NETHERLANDS -- (2.7%)
    Aegon NV                                                    981,032    6,020,069             0.2%
    Akzo Nobel NV                                                62,499    4,420,577             0.1%
    ArcelorMittal(B03XPL1)                                    1,078,392    6,022,028             0.2%
#   ArcelorMittal(B295F26)                                      202,952    1,138,561             0.0%
    Boskalis Westminster                                         57,714    2,801,129             0.1%
    ING Groep NV                                              1,482,595   21,656,319             0.7%
    ING Groep NV Sponsored ADR                                  207,810    3,007,011             0.1%
    Koninklijke Ahold NV                                         11,770      239,439             0.0%
    Koninklijke DSM NV                                          216,445   11,538,152             0.4%
    Koninklijke KPN NV                                          439,387    1,610,002             0.1%
    Koninklijke Philips NV(5986622)                             657,718   17,731,248             0.6%
    Koninklijke Philips NV(500472303)                           125,115    3,370,598             0.1%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
NETHERLANDS -- (Continued)
    NN Group NV                                                  60,343 $ 1,890,716             0.1%
                                                                        -----------             ---
TOTAL NETHERLANDS                                                        81,445,849             2.7%
                                                                        -----------             ---
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd.                        148,927     529,229             0.0%
    Fletcher Building, Ltd.                                     312,376   1,573,327             0.1%
                                                                        -----------             ---
TOTAL NEW ZEALAND                                                         2,102,556             0.1%
                                                                        -----------             ---
NORWAY -- (0.7%)
    DNB ASA                                                     242,237   3,084,149             0.1%
    Norsk Hydro ASA                                             823,822   2,950,750             0.1%
#   Seadrill, Ltd.(B0HWHV8)                                     323,787   2,094,902             0.1%
#   Seadrill, Ltd.(B09RMQ1)                                      39,786     255,848             0.0%
    SpareBank 1 SR-Bank ASA                                      29,776     142,235             0.0%
    Statoil ASA                                                 324,947   5,252,528             0.2%
    Statoil ASA Sponsored ADR                                   181,129   2,927,045             0.1%
*   Storebrand ASA                                              108,245     377,702             0.0%
*   Subsea 7 SA                                                  76,598     600,780             0.0%
    Wilh Wilhelmsen Holding ASA Class A                              99       1,987             0.0%
    Yara International ASA                                       54,358   2,469,265             0.1%
                                                                        -----------             ---
TOTAL NORWAY                                                             20,157,191             0.7%
                                                                        -----------             ---
PORTUGAL -- (0.0%)
*   Banco Comercial Portugues SA Class R                        556,334      31,891             0.0%
*   Banco Espirito Santo SA                                     865,680          --             0.0%
    EDP Renovaveis SA                                           171,817   1,246,496             0.1%
                                                                        -----------             ---
TOTAL PORTUGAL                                                            1,278,387             0.1%
                                                                        -----------             ---
SINGAPORE -- (1.0%)
    CapitaLand, Ltd.                                            951,400   2,098,705             0.1%
    City Developments, Ltd.                                     352,100   1,992,643             0.1%
    DBS Group Holdings, Ltd.                                    336,805   4,141,033             0.1%
    Frasers Centrepoint, Ltd.                                   251,800     292,798             0.0%
    Golden Agri-Resources, Ltd.                                 591,500     164,154             0.0%
    Hutchison Port Holdings Trust                             6,111,000   3,384,614             0.1%
    Keppel Corp., Ltd.                                          161,600     813,446             0.0%
#   Noble Group, Ltd.                                         4,077,000   1,463,803             0.1%
#   Olam International, Ltd.                                    457,800     651,756             0.0%
    Oversea-Chinese Banking Corp., Ltd.                         223,517   1,436,734             0.1%
    SembCorp Industries, Ltd.                                   665,900   1,696,817             0.1%
    Singapore Airlines, Ltd.                                    784,400   6,034,578             0.2%
    United Industrial Corp., Ltd.                               424,802     933,254             0.0%
    United Overseas Bank, Ltd.                                   29,000     421,103             0.0%
    UOL Group, Ltd.                                             195,707     913,317             0.0%
    Venture Corp., Ltd.                                          46,600     274,623             0.0%
    Wilmar International, Ltd.                                1,432,000   3,191,023             0.1%
                                                                        -----------             ---
TOTAL SINGAPORE                                                          29,904,401             1.0%
                                                                        -----------             ---
SPAIN -- (3.1%)
    Acciona SA                                                   16,161   1,355,740             0.0%
    Banco de Sabadell SA                                      2,712,667   5,233,552             0.2%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
SPAIN -- (Continued)
    Banco Popular Espanol SA                                    933,768 $ 3,550,271             0.1%
    Banco Santander SA                                        6,307,741  35,236,291             1.2%
    Banco Santander SA Sponsored ADR                              2,050      11,357             0.0%
    CaixaBank SA                                                230,046     881,111             0.0%
    Iberdrola SA                                              4,994,430  35,615,972             1.2%
    Mapfre SA                                                 1,055,990   3,132,872             0.1%
    Repsol SA                                                   703,070   8,850,512             0.3%
                                                                        -----------             ---
TOTAL SPAIN                                                              93,867,678             3.1%
                                                                        -----------             ---
SWEDEN -- (3.1%)
    Boliden AB                                                  333,548   6,386,231             0.2%
    Holmen AB Class B                                               593      17,876             0.0%
    ICA Gruppen AB                                               11,896     424,379             0.0%
    Meda AB Class A                                             112,336   1,648,666             0.1%
    Nordea Bank AB                                            1,254,951  13,846,669             0.5%
    Skandinaviska Enskilda Banken AB Class A                  1,140,610  11,977,398             0.4%
    Skandinaviska Enskilda Banken AB Class C                      6,988      75,376             0.0%
    Svenska Cellulosa AB SCA Class A                              9,172     270,623             0.0%
    Svenska Cellulosa AB SCA Class B                            638,814  18,815,604             0.6%
    Svenska Handelsbanken AB Class A                            187,198   2,542,424             0.1%
    Swedbank AB Class A                                         324,104   7,426,315             0.2%
    Tele2 AB Class B                                            365,363   3,648,736             0.1%
    Telefonaktiebolaget LM Ericsson Class B                   1,804,113  17,558,535             0.6%
    TeliaSonera AB                                            1,720,529   8,791,075             0.3%
                                                                        -----------             ---
TOTAL SWEDEN                                                             93,429,907             3.1%
                                                                        -----------             ---
SWITZERLAND -- (9.3%)
    ABB, Ltd.                                                 1,777,778  33,539,017             1.1%
    Adecco SA                                                   226,315  16,823,192             0.6%
    Aryzta AG                                                    75,934   3,419,308             0.1%
    Baloise Holding AG                                           37,774   4,528,981             0.2%
    Cie Financiere Richemont SA                                 432,894  37,119,604             1.2%
    Clariant AG                                                 316,201   5,814,412             0.2%
    Credit Suisse Group AG                                      654,896  16,333,905             0.5%
#   Credit Suisse Group AG Sponsored ADR                        130,704   3,267,600             0.1%
*   Dufry AG                                                      4,495     525,129             0.0%
    Galenica AG                                                     421     616,722             0.0%
    Helvetia Holding AG                                             500     261,511             0.0%
    Julius Baer Group, Ltd.                                     115,713   5,737,340             0.2%
    LafargeHolcim, Ltd.(7110753)                                221,826  12,492,075             0.4%
*   LafargeHolcim, Ltd.(BZ3DNX4)                                123,917   6,969,438             0.2%
    Lonza Group AG                                               54,797   8,043,089             0.3%
    Novartis AG                                                  56,743   5,140,272             0.2%
#   Sulzer AG                                                    14,697   1,485,069             0.1%
    Swatch Group AG (The)(7184736)                               28,711   2,074,132             0.1%
    Swatch Group AG (The)(7184725)                               29,882  11,670,099             0.4%
    Swiss Life Holding AG                                        28,077   6,690,464             0.2%
    Swiss Re AG                                                 347,731  32,280,133             1.1%
    Syngenta AG                                                  28,933   9,720,627             0.3%
    UBS Group AG(BRJL176)                                     1,117,274  22,314,673             0.7%
*   UBS Group AG(H42097107)                                     174,186   3,488,946             0.1%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                SHARES      VALUE++     OF NET ASSETS**
                                                              ---------- -------------- ---------------
SWITZERLAND -- (Continued)
    Zurich Insurance Group AG                                    111,445 $   29,410,326             1.0%
                                                                         --------------            ----
TOTAL SWITZERLAND                                                           279,766,064             9.3%
                                                                         --------------            ----
UNITED KINGDOM -- (17.1%)
    Anglo American P.L.C.                                      1,203,490     10,096,930             0.3%
    Aviva P.L.C.                                                      --              3             0.0%
    Barclays P.L.C.                                            4,081,399     14,541,124             0.5%
    Barclays P.L.C. Sponsored ADR                              1,306,720     18,594,626             0.6%
    Barratt Developments P.L.C.                                  172,399      1,624,079             0.1%
    BP P.L.C. Sponsored ADR                                    3,011,984    107,527,828             3.6%
    Carnival P.L.C.                                               29,025      1,615,405             0.1%
    Carnival P.L.C. ADR                                           65,355      3,643,541             0.1%
    Glencore P.L.C.                                            4,572,676      7,894,501             0.3%
    HSBC Holdings P.L.C.                                       2,880,038     22,501,637             0.7%
    HSBC Holdings P.L.C. Sponsored ADR                         1,498,305     58,538,776             2.0%
    Investec P.L.C.                                              226,845      1,889,664             0.1%
    J Sainsbury P.L.C.                                         1,576,020      6,457,640             0.2%
    Kingfisher P.L.C.                                          2,211,629     12,021,896             0.4%
    Lloyds Banking Group P.L.C.                                3,669,616      4,165,052             0.1%
    Lloyds Banking Group P.L.C. ADR                              265,551      1,216,224             0.0%
    Old Mutual P.L.C.                                          2,872,170      9,387,427             0.3%
    Pearson P.L.C. Sponsored ADR                                   6,835         91,042             0.0%
*   Royal Bank of Scotland Group P.L.C.                          903,147      4,413,352             0.1%
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR            505,033      4,888,719             0.2%
    Royal Dutch Shell P.L.C. Class A                             290,894      7,594,471             0.2%
    Royal Dutch Shell P.L.C. Sponsored ADR(B03MM73)              943,951     49,736,778             1.7%
    Royal Dutch Shell P.L.C. Sponsored ADR(780259206)            624,316     32,751,617             1.1%
    Royal Mail P.L.C.                                            427,638      2,929,780             0.1%
    RSA Insurance Group P.L.C.                                        --              3             0.0%
    Standard Chartered P.L.C.                                  1,823,247     20,239,198             0.7%
    Vodafone Group P.L.C.                                     24,834,340     81,728,127             2.7%
    Vodafone Group P.L.C. Sponsored ADR                          741,273     24,439,759             0.8%
    WM Morrison Supermarkets P.L.C.                            1,892,435      4,907,068             0.2%
                                                                         --------------            ----
TOTAL UNITED KINGDOM                                                        515,436,267            17.2%
                                                                         --------------            ----
TOTAL COMMON STOCKS                                                       2,953,795,898            98.6%
                                                                         --------------            ----
PREFERRED STOCKS -- (0.7%)
GERMANY -- (0.7%)
    Bayerische Motoren Werke AG                                   23,167      1,873,447             0.1%
    Porsche Automobil Holding SE                                  62,179      2,906,490             0.1%
    Volkswagen AG                                                152,281     18,279,057             0.6%
                                                                         --------------            ----
TOTAL GERMANY                                                                23,058,994             0.8%
                                                                         --------------            ----
TOTAL PREFERRED STOCKS                                                       23,058,994             0.8%
                                                                         --------------            ----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*   Treasury Wine Estates, Ltd. Rights 11/04/15                    5,408             --             0.0%
                                                                         --------------            ----

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                 SHARES      VALUE++     OF NET ASSETS**
                                                                --------- -------------- ---------------
SPAIN -- (0.0%)
*     Banco Santander SA Rights 11/03/15                        6,307,740 $      346,815             0.0%
                                                                          --------------           -----
TOTAL RIGHTS/WARRANTS                                                            346,815             0.0%
                                                                          --------------           -----
TOTAL INVESTMENT SECURITIES                                                2,977,201,707
                                                                          --------------

                                                                             VALUE+
                                                                          --------------
SECURITIES LENDING COLLATERAL -- (1.3%)
(S)@  DFA Short Term Investment Fund                            3,273,011     37,868,737             1.3%
                                                                          --------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,048,231,996)                       $3,015,070,444           100.7%
                                                                          ==============           =====

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Australia                   $ 21,096,402 $  150,617,982   --    $  171,714,384
   Austria                               --      3,423,783   --         3,423,783
   Belgium                          984,528     50,015,713   --        51,000,241
   Canada                       240,268,102             --   --       240,268,102
   Colombia                          64,017             --   --            64,017
   Denmark                               --     49,260,262   --        49,260,262
   Finland                               --     18,850,962   --        18,850,962
   France                        10,632,352    278,127,392   --       288,759,744
   Germany                       21,708,782    206,235,292   --       227,944,074
   Hong Kong                             --     71,374,309   --        71,374,309
   Ireland                        1,230,250      5,094,002   --         6,324,252
   Israel                         1,751,255     10,875,066   --        12,626,321
   Italy                          1,781,924     45,169,902   --        46,951,826
   Japan                         16,211,453    631,633,868   --       647,845,321
   Netherlands                    7,516,170     73,929,679   --        81,445,849
   New Zealand                           --      2,102,556   --         2,102,556
   Norway                         5,021,947     15,135,244   --        20,157,191
   Portugal                              --      1,278,387   --         1,278,387
   Singapore                             --     29,904,401   --        29,904,401
   Spain                             11,357     93,856,321   --        93,867,678
   Sweden                                --     93,429,907   --        93,429,907
   Switzerland                    6,756,546    273,009,518   --       279,766,064
   United Kingdom               301,428,910    214,007,357   --       515,436,267
Preferred Stocks
   Germany                               --     23,058,994   --        23,058,994
Rights/Warrants
   Australia                             --             --   --                --
   Spain                                 --        346,815   --           346,815
Securities Lending Collateral            --     37,868,737   --        37,868,737
                               ------------ --------------   --    --------------
TOTAL                          $636,463,995 $2,378,606,449   --    $3,015,070,444
                               ============ ==============   ==    ==============

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
COMMON STOCKS -- (96.8%)
AUSTRALIA -- (4.3%)
    Acrux, Ltd.                                                19,585 $   10,226             0.0%
    Adelaide Brighton, Ltd.                                   105,089    312,148             0.0%
    AGL Energy, Ltd.                                           33,912    402,151             0.0%
    Ainsworth Game Technology, Ltd.                            15,938     35,884             0.0%
    ALS, Ltd.                                                  94,107    342,562             0.0%
    Altium, Ltd.                                               20,906     66,653             0.0%
    Alumina, Ltd.                                             711,258    545,679             0.0%
    Alumina, Ltd. Sponsored ADR                                14,400     43,776             0.0%
    Amalgamated Holdings, Ltd.                                 22,951    228,553             0.0%
    Amcor, Ltd.                                               147,315  1,422,887             0.1%
    AMP, Ltd.                                                 635,522  2,577,556             0.1%
    Ansell, Ltd.                                               33,858    481,799             0.0%
    AP Eagers, Ltd.                                            15,769    119,576             0.0%
    APA Group                                                 119,015    775,405             0.1%
*   APN News & Media, Ltd.                                    304,713    111,005             0.0%
*   Aquarius Platinum, Ltd.                                    55,434      9,614             0.0%
    ARB Corp., Ltd.                                            11,535    120,907             0.0%
    Ardent Leisure Group                                      104,657    206,817             0.0%
    Aristocrat Leisure, Ltd.                                   82,577    545,084             0.0%
    Arrium, Ltd.                                              983,356     69,484             0.0%
    Asciano, Ltd.                                             206,634  1,203,335             0.1%
*   ASG Group, Ltd.                                            64,798     50,700             0.0%
    ASX, Ltd.                                                  22,485    657,322             0.1%
    Atlas Iron, Ltd.                                            9,006        178             0.0%
    Aurizon Holdings, Ltd.                                    168,578    618,093             0.1%
    Ausdrill, Ltd.                                             76,045     18,593             0.0%
    AusNet Services                                           185,305    190,055             0.0%
    Austal, Ltd.                                               32,722     52,749             0.0%
    Austbrokers Holdings, Ltd.                                 10,423     69,980             0.0%
*   Austin Engineering, Ltd.                                    7,586      1,830             0.0%
    Australia & New Zealand Banking Group, Ltd.               191,078  3,695,504             0.2%
*   Australian Agricultural Co., Ltd.                         139,021    148,924             0.0%
    Australian Pharmaceutical Industries, Ltd.                112,013    157,634             0.0%
    Auswide Bank, Ltd.                                          1,410      5,385             0.0%
    Automotive Holdings Group, Ltd.                            86,438    260,301             0.0%
    AVJennings, Ltd.                                            8,932      3,570             0.0%
*   AWE, Ltd.                                                 193,218     86,301             0.0%
    Bank of Queensland, Ltd.                                  120,344  1,115,660             0.1%
    Beach Energy, Ltd.                                        505,851    229,782             0.0%
    Beadell Resources, Ltd.                                   320,143     36,555             0.0%
    Bega Cheese, Ltd.                                          15,864     65,245             0.0%
    Bendigo and Adelaide Bank, Ltd.                           118,793    901,182             0.1%
    BHP Billiton, Ltd.                                        328,023  5,379,819             0.3%
    BHP Billiton, Ltd. Sponsored ADR                           44,166  1,452,620             0.1%
*   Billabong International, Ltd.                             193,927    101,227             0.0%
    Blackmores, Ltd.                                            1,986    236,425             0.0%
    BlueScope Steel, Ltd.                                     208,783    657,995             0.1%
    Boral, Ltd.                                               231,437    885,296             0.1%
*   Bradken, Ltd.                                              54,874     37,599             0.0%
    Brambles, Ltd.                                             75,149    553,395             0.0%
    Breville Group, Ltd.                                       19,698     91,812             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
AUSTRALIA -- (Continued)
    Brickworks, Ltd.                                            7,161 $   73,981             0.0%
    BT Investment Management, Ltd.                              7,986     64,581             0.0%
*   Buru Energy, Ltd.                                          92,278     20,034             0.0%
    Cabcharge Australia, Ltd.                                  41,051     82,160             0.0%
    Caltex Australia, Ltd.                                     22,574    505,348             0.0%
    Cardno, Ltd.                                               42,320     91,521             0.0%
*   Carnarvon Petroleum, Ltd.                                 111,869      9,540             0.0%
    carsales.com, Ltd.                                         43,518    302,606             0.0%
    Cash Converters International, Ltd.                        96,321     35,268             0.0%
    Cedar Woods Properties, Ltd.                                7,144     21,336             0.0%
    Challenger, Ltd.                                          212,838  1,241,107             0.1%
    CIMIC Group, Ltd.                                          21,200    415,587             0.0%
    Coca-Cola Amatil, Ltd.                                     57,291    370,744             0.0%
    Cochlear, Ltd.                                              6,817    430,243             0.0%
    Collins Foods, Ltd.                                        14,975     37,504             0.0%
    Commonwealth Bank of Australia                             58,878  3,196,955             0.2%
    Computershare, Ltd.                                        58,836    450,945             0.0%
    Corporate Travel Management, Ltd.                           8,432     67,355             0.0%
    Credit Corp. Group, Ltd.                                    3,280     20,451             0.0%
    Crown Resorts, Ltd.                                        23,568    191,007             0.0%
    CSG, Ltd.                                                  17,556     20,104             0.0%
    CSL, Ltd.                                                  29,062  1,931,759             0.1%
    CSR, Ltd.                                                 178,377    349,207             0.0%
    Data#3, Ltd.                                                8,941      7,433             0.0%
    Decmil Group, Ltd.                                         35,216     23,444             0.0%
    Domino's Pizza Enterprises, Ltd.                            8,750    289,377             0.0%
    Downer EDI, Ltd.                                          162,423    408,154             0.0%
*   Drillsearch Energy, Ltd.                                  138,058     77,206             0.0%
    DUET Group                                                301,501    505,470             0.0%
    DuluxGroup, Ltd.                                           80,610    337,017             0.0%
    DWS, Ltd.                                                  11,284      9,882             0.0%
    Echo Entertainment Group, Ltd.                            150,711    544,701             0.0%
*   Emeco Holdings, Ltd.                                      196,879      7,681             0.0%
*   Energy Resources of Australia, Ltd.                        55,774     13,477             0.0%
*   Energy World Corp., Ltd.                                  154,243     27,337             0.0%
    Equity Trustees, Ltd.                                         574      9,430             0.0%
    ERM Power, Ltd.                                            37,573     43,914             0.0%
    Evolution Mining, Ltd.                                    150,143    149,559             0.0%
    Fairfax Media, Ltd.                                       880,002    588,559             0.0%
*   Fleetwood Corp., Ltd.                                      11,993     13,160             0.0%
#   Flight Centre Travel Group, Ltd.                            9,755    262,444             0.0%
#   Fortescue Metals Group, Ltd.                              368,348    544,285             0.0%
    G8 Education, Ltd.                                          8,477     18,068             0.0%
    GrainCorp, Ltd. Class A                                    71,127    455,969             0.0%
    Grange Resources, Ltd.                                    167,580     14,276             0.0%
    Greencross, Ltd.                                           24,393    108,018             0.0%
    GUD Holdings, Ltd.                                         33,252    189,633             0.0%
    GWA Group, Ltd.                                            72,554    127,592             0.0%
    Hansen Technologies, Ltd.                                  19,738     42,870             0.0%
    Harvey Norman Holdings, Ltd.                              157,169    441,576             0.0%
    HFA Holdings, Ltd.                                         13,456     27,180             0.0%
    Hills, Ltd.                                                49,659     15,346             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
AUSTRALIA -- (Continued)
*   Horizon Oil, Ltd.                                         251,263 $   21,403             0.0%
    Iluka Resources, Ltd.                                      93,453    423,780             0.0%
*   Imdex, Ltd.                                                46,977      7,545             0.0%
    IMF Bentham, Ltd.                                          27,826     28,502             0.0%
    Incitec Pivot, Ltd.                                       446,543  1,246,990             0.1%
    Independence Group NL                                      79,758    156,240             0.0%
*   Infigen Energy                                             86,150     22,919             0.0%
    Infomedia, Ltd.                                            91,828     47,853             0.0%
    Insurance Australia Group, Ltd.                           301,235  1,197,366             0.1%
    InvoCare, Ltd.                                             21,457    168,904             0.0%
    IOOF Holdings, Ltd.                                        42,129    278,798             0.0%
    IRESS, Ltd.                                                19,250    128,206             0.0%
*   iSelect, Ltd.                                              33,918     36,279             0.0%
    James Hardie Industries P.L.C.                             43,395    561,752             0.0%
    James Hardie Industries P.L.C. Sponsored ADR                6,180     81,267             0.0%
    JB Hi-Fi, Ltd.                                             20,325    258,608             0.0%
*   Kingsgate Consolidated, Ltd.                               46,498     21,774             0.0%
    Lend Lease Group                                           82,920    762,655             0.1%
*   Lonestar Resources, Ltd.                                      977      5,385             0.0%
#   M2 Group, Ltd.                                             26,062    182,393             0.0%
    MACA, Ltd.                                                 26,145     16,073             0.0%
*   Macmahon Holdings, Ltd.                                   196,207     13,812             0.0%
    Macquarie Atlas Roads Group                                64,324    185,828             0.0%
    Macquarie Group, Ltd.                                      70,545  4,271,431             0.2%
    Magellan Financial Group, Ltd.                             17,875    284,673             0.0%
    MaxiTRANS Industries, Ltd.                                 33,340     13,800             0.0%
*   Mayne Pharma Group, Ltd.                                   73,005     53,017             0.0%
    McMillan Shakespeare, Ltd.                                  8,291     73,852             0.0%
    McPherson's, Ltd.                                           5,740      2,794             0.0%
    Medibank Pvt, Ltd.                                         97,164    163,007             0.0%
*   Medusa Mining, Ltd.                                        24,852     10,011             0.0%
    Melbourne IT, Ltd.                                         27,781     37,753             0.0%
*   Mesoblast, Ltd.                                            14,846     36,101             0.0%
    Metals X, Ltd.                                             67,801     66,490             0.0%
    Metcash, Ltd.                                             288,894    243,338             0.0%
    Mincor Resources NL                                        43,402      8,030             0.0%
*   Mineral Deposits, Ltd.                                     31,741     10,847             0.0%
    Mineral Resources, Ltd.                                    46,993    141,753             0.0%
    MMA Offshore, Ltd.                                          9,243      2,747             0.0%
    Monadelphous Group, Ltd.                                   16,714     81,893             0.0%
    Mortgage Choice, Ltd.                                      11,330     15,162             0.0%
*   Mount Gibson Iron, Ltd.                                   401,939     61,473             0.0%
    Myer Holdings, Ltd.                                       273,965    186,274             0.0%
    National Australia Bank, Ltd.                             182,192  3,890,645             0.2%
    Navitas, Ltd.                                              46,502    138,215             0.0%
    New Hope Corp., Ltd.                                       32,366     44,168             0.0%
*   Newcrest Mining, Ltd.                                      65,743    572,704             0.0%
    nib holdings, Ltd.                                         74,922    192,079             0.0%
    Nine Entertainment Co. Holdings, Ltd.                     201,170    220,682             0.0%
    Northern Star Resources, Ltd.                             135,385    264,174             0.0%
    NRW Holdings, Ltd.                                         64,898      6,285             0.0%
    Nufarm, Ltd.                                               57,765    342,196             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
AUSTRALIA -- (Continued)
    Oil Search, Ltd.                                           99,646 $  555,351             0.0%
    Orica, Ltd.                                                84,654    990,315             0.1%
    Origin Energy, Ltd.                                       165,757    644,099             0.1%
    Orora, Ltd.                                               229,109    378,821             0.0%
    OZ Minerals, Ltd.                                         108,414    332,699             0.0%
*   Pacific Brands, Ltd.                                      322,529    164,549             0.0%
    Pacific Current Group, Ltd.                                 3,721     20,212             0.0%
*   Paladin Energy, Ltd.                                      506,123     87,526             0.0%
    Panoramic Resources, Ltd.                                  75,563     16,085             0.0%
    Patties Foods, Ltd.                                         1,438      1,204             0.0%
    Peet, Ltd.                                                 33,433     24,270             0.0%
    Perpetual, Ltd.                                             6,681    212,432             0.0%
*   Perseus Mining, Ltd.                                      127,012     33,702             0.0%
    Platinum Asset Management, Ltd.                            25,432    133,340             0.0%
    PMP, Ltd.                                                  73,062     26,977             0.0%
    Premier Investments, Ltd.                                  33,580    325,982             0.0%
    Primary Health Care, Ltd.                                 182,829    480,339             0.0%
*   Prime AET&D Holdings No.1, Ltd.                                 4         --             0.0%
    Prime Media Group, Ltd.                                    58,679     21,261             0.0%
    Programmed Maintenance Services, Ltd.                      76,459    157,837             0.0%
    Qantas Airways, Ltd.                                      334,671    942,682             0.1%
    QBE Insurance Group, Ltd.                                 129,149  1,208,930             0.1%
    Qube Holdings, Ltd.                                       132,273    214,435             0.0%
    Ramsay Health Care, Ltd.                                    8,906    391,486             0.0%
    RCG Corp., Ltd.                                             4,861      4,955             0.0%
    RCR Tomlinson, Ltd.                                        48,729     79,407             0.0%
    REA Group, Ltd.                                             4,246    144,304             0.0%
    Recall Holdings, Ltd.                                       5,744     31,141             0.0%
    Reckon, Ltd.                                                7,215     12,214             0.0%
*   Redflex Holdings, Ltd.                                      4,333      1,074             0.0%
    Reece Australia, Ltd.                                         591     14,331             0.0%
    Regis Resources, Ltd.                                      79,059    116,560             0.0%
    Reject Shop, Ltd. (The)                                    10,302     84,017             0.0%
*   Resolute Mining, Ltd.                                     241,826     64,609             0.0%
    Retail Food Group, Ltd.                                    31,877    104,582             0.0%
    Ridley Corp., Ltd.                                         50,890     47,375             0.0%
    Rio Tinto, Ltd.                                            53,914  1,927,859             0.1%
    Ruralco Holdings, Ltd.                                      2,394      6,052             0.0%
    SAI Global, Ltd.                                           46,770    145,597             0.0%
*   Salmat, Ltd.                                               11,000      6,083             0.0%
*   Samson Oil & Gas, Ltd. Sponsored ADR                        1,270      1,054             0.0%
    Sandfire Resources NL                                      36,295    162,212             0.0%
#   Santos, Ltd.                                              130,744    539,729             0.0%
*   Saracen Mineral Holdings, Ltd.                            276,863    114,138             0.0%
    Sedgman, Ltd.                                              11,987      6,808             0.0%
    Seek, Ltd.                                                 20,696    188,009             0.0%
    Select Harvests, Ltd.                                      14,269    102,808             0.0%
*   Senex Energy, Ltd.                                        190,124     24,953             0.0%
    Servcorp, Ltd.                                              9,992     48,384             0.0%
    Seven Group Holdings, Ltd.                                 32,694    116,923             0.0%
    Seven West Media, Ltd.                                    435,437    208,462             0.0%
    Sigma Pharmaceuticals, Ltd.                               417,406    247,681             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
AUSTRALIA -- (Continued)
    Silver Chef, Ltd.                                           6,551 $   44,191             0.0%
    Sims Metal Management, Ltd.                                67,033    466,421             0.0%
    Sirtex Medical, Ltd.                                       10,141    273,283             0.0%
    Slater & Gordon, Ltd.                                     101,180    197,739             0.0%
    SMS Management & Technology, Ltd.                          19,539     68,044             0.0%
    Sonic Healthcare, Ltd.                                     15,226    208,240             0.0%
*   South32, Ltd.                                             328,023    339,672             0.0%
*   South32, Ltd. ADR                                          47,819    245,790             0.0%
    Southern Cross Media Group, Ltd.                          211,419    146,772             0.0%
    Spark Infrastructure Group                                278,048    410,023             0.0%
    Specialty Fashion Group, Ltd.                               8,094      3,013             0.0%
    Steadfast Group, Ltd.                                      35,271     37,508             0.0%
    STW Communications Group, Ltd.                            136,482     72,146             0.0%
    Suncorp Group, Ltd.                                       154,356  1,433,898             0.1%
*   Sundance Energy Australia, Ltd.                           146,012     31,147             0.0%
    Sunland Group, Ltd.                                        21,844     24,745             0.0%
    Super Retail Group, Ltd.                                   44,252    302,224             0.0%
    Sydney Airport                                             73,615    336,428             0.0%
    Tabcorp Holdings, Ltd.                                    283,898    948,809             0.1%
*   Tap Oil, Ltd.                                              49,618      8,743             0.0%
    Tassal Group, Ltd.                                         47,886    143,860             0.0%
    Tatts Group, Ltd.                                         385,640  1,082,772             0.1%
    Technology One, Ltd.                                       52,967    144,320             0.0%
    Telstra Corp., Ltd.                                       114,821    439,953             0.0%
    Telstra Corp., Ltd. ADR                                       600     11,520             0.0%
*   Ten Network Holdings, Ltd.(6108373)                       615,560     72,131             0.0%
    Ten Network Holdings, Ltd.(BYSRMT3)                       116,457     12,457             0.0%
    TFS Corp., Ltd.                                            45,428     56,707             0.0%
    Thorn Group, Ltd.                                           5,639      8,481             0.0%
*   Tiger Resources, Ltd.                                     140,253      7,029             0.0%
    Tox Free Solutions, Ltd.                                   41,675     85,334             0.0%
    TPG Telecom, Ltd.                                          80,192    628,537             0.1%
*   Transfield Services, Ltd.                                 168,601    119,611             0.0%
    Transpacific Industries Group, Ltd.                       262,925    126,414             0.0%
    Transurban Group                                           91,172    675,588             0.1%
    Treasury Wine Estates, Ltd.                               239,847  1,200,447             0.1%
*   Troy Resources, Ltd.                                      110,021     25,006             0.0%
    UGL, Ltd.                                                  73,461    118,338             0.0%
    UXC, Ltd.                                                  56,149     47,888             0.0%
    Villa World, Ltd.                                           8,253     11,715             0.0%
    Village Roadshow, Ltd.                                     16,637     88,639             0.0%
*   Virgin Australia Holdings, Ltd.()                         312,963         --             0.0%
*   Virgin Australia Holdings, Ltd.(B43DQC7)                  255,702     87,298             0.0%
    Virtus Health, Ltd.                                        11,999     53,692             0.0%
    Vision Eye Institute, Ltd.                                 15,998     12,203             0.0%
    Vocus Communications, Ltd.                                 29,694    137,224             0.0%
    Washington H Soul Pattinson & Co., Ltd.                     7,638     87,571             0.0%
    Watpac, Ltd.                                               32,558     22,228             0.0%
    Webjet, Ltd.                                               13,416     47,892             0.0%
    Wesfarmers, Ltd.                                           66,510  1,859,894             0.1%
    Western Areas, Ltd.                                        52,802     88,978             0.0%
*   Westpac Banking Corp.(BYNK9D0)                              5,523    119,926             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
AUSTRALIA -- (Continued)
    Westpac Banking Corp.(6076146)                            127,028 $ 2,829,422             0.2%
*   Whitehaven Coal, Ltd.                                     221,391     158,993             0.0%
    Woodside Petroleum, Ltd.                                  173,023   3,628,803             0.2%
    Woolworths, Ltd.                                           63,180   1,082,350             0.1%
    WorleyParsons, Ltd.                                        53,657     247,546             0.0%
                                                                      -----------             ---
TOTAL AUSTRALIA                                                        93,000,617             4.4%
                                                                      -----------             ---
AUSTRIA -- (0.4%)
    Agrana Beteiligungs AG                                        753      68,197             0.0%
    AMAG Austria Metall AG                                        875      31,844             0.0%
    Andritz AG                                                  9,077     456,048             0.0%
    Atrium European Real Estate, Ltd.                          24,278     100,620             0.0%
    Austria Technologie & Systemtechnik AG                      9,739     166,146             0.0%
    BUWOG AG                                                    4,739     100,758             0.0%
    CA Immobilien Anlagen AG                                   13,422     263,135             0.0%
*   Conwert Immobilien Invest SE                               14,245     204,225             0.0%
    DO & CO AG                                                    897      84,170             0.0%
*   Erste Group Bank AG                                        30,864     905,050             0.1%
    EVN AG                                                     11,840     130,654             0.0%
    Flughafen Wien AG                                             569      53,561             0.0%
*   IMMOFINANZ AG                                              51,917     132,900             0.0%
    Kapsch TrafficCom AG                                          655      23,698             0.0%
    Lenzing AG                                                  2,775     211,987             0.0%
    Mayr Melnhof Karton AG                                      2,507     296,032             0.0%
    Oesterreichische Post AG                                    7,933     288,423             0.0%
    OMV AG                                                     58,965   1,570,106             0.1%
    Palfinger AG                                                1,737      48,750             0.0%
    POLYTEC Holding AG                                          1,501      11,333             0.0%
*   Raiffeisen Bank International AG                           39,874     629,204             0.0%
    RHI AG                                                      6,143     138,612             0.0%
    Rosenbauer International AG                                   731      61,395             0.0%
    S IMMO AG                                                  12,131     107,801             0.0%
    Schoeller-Bleckmann Oilfield Equipment AG                   1,393      83,733             0.0%
    Semperit AG Holding                                         3,249     112,443             0.0%
    Strabag SE                                                  6,439     147,610             0.0%
    UNIQA Insurance Group AG                                   23,889     221,841             0.0%
#   Verbund AG                                                 10,538     149,129             0.0%
    Vienna Insurance Group AG Wiener Versicherung Gruppe        6,529     208,940             0.0%
    Voestalpine AG                                             26,566     960,524             0.1%
    Wienerberger AG                                            38,228     704,815             0.1%
    Zumtobel Group AG                                           4,824     109,632             0.0%
                                                                      -----------             ---
TOTAL AUSTRIA                                                           8,783,316             0.4%
                                                                      -----------             ---
BELGIUM -- (1.2%)
*   Ablynx NV                                                   6,382      84,135             0.0%
    Ackermans & van Haaren NV                                   9,241   1,406,252             0.1%
    Ageas                                                      52,812   2,328,886             0.1%
*   AGFA-Gevaert NV                                            72,890     310,706             0.0%
    Anheuser-Busch InBev NV                                    32,055   3,824,950             0.2%
    Anheuser-Busch InBev NV Sponsored ADR                      13,736   1,639,117             0.1%
    Atenor Group                                                   67       3,130             0.0%
    Banque Nationale de Belgique                                   55     190,394             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
BELGIUM -- (Continued)
    Barco NV                                                    4,174 $   274,035             0.0%
    Bekaert SA                                                 14,654     434,643             0.0%
    bpost SA                                                    8,143     203,800             0.0%
    Cie d'Entreprises CFE                                       2,443     302,865             0.0%
*   Cie Maritime Belge SA                                       3,221      57,019             0.0%
    Colruyt SA                                                 22,901   1,132,756             0.1%
    D'ieteren SA                                                9,460     319,930             0.0%
    Deceuninck NV                                              18,601      48,443             0.0%
    Delhaize Group                                             21,713   2,014,723             0.1%
    Delhaize Group Sponsored ADR                               44,956   1,043,878             0.1%
    Econocom Group SA                                          27,693     247,083             0.0%
    Elia System Operator SA                                     6,629     320,653             0.0%
    Euronav NV                                                 37,560     555,303             0.0%
    EVS Broadcast Equipment SA                                  1,521      44,303             0.0%
    Exmar NV                                                   12,238     131,970             0.0%
    Fagron                                                      5,029     123,387             0.0%
*   Galapagos NV                                                6,731     324,321             0.0%
    Ion Beam Applications                                       6,562     233,920             0.0%
    Jensen-Group NV                                               324       7,391             0.0%
    KBC Groep NV                                               26,272   1,597,381             0.1%
    Kinepolis Group NV                                          7,850     325,867             0.0%
    Lotus Bakeries                                                 44      80,292             0.0%
    Melexis NV                                                  4,562     222,141             0.0%
*   Mobistar SA                                                13,897     339,436             0.0%
#*  Nyrstar NV                                                104,334     159,411             0.0%
    Ontex Group NV                                                712      21,871             0.0%
    Picanol                                                       274      15,556             0.0%
    Proximus SADP                                              24,706     854,947             0.1%
*   RealDolmen                                                    455       8,223             0.0%
    Recticel SA                                                17,931     107,138             0.0%
    Resilux                                                       440      80,487             0.0%
*   Roularta Media Group NV                                     1,508      34,687             0.0%
    Sioen Industries NV                                         4,172      81,091             0.0%
    Sipef SA                                                      565      30,516             0.0%
    Solvay SA                                                  18,891   2,134,138             0.1%
*   Telenet Group Holding NV                                    7,121     414,180             0.0%
*   Tessenderlo Chemie NV                                      15,206     490,423             0.0%
*   ThromboGenics NV                                            3,244      13,663             0.0%
    UCB SA                                                     11,441     988,936             0.1%
    Umicore SA                                                 26,166   1,110,957             0.1%
    Van de Velde NV                                             2,567     167,407             0.0%
*   Viohalco SA                                                20,959      51,062             0.0%
                                                                      -----------             ---
TOTAL BELGIUM                                                          26,937,803             1.3%
                                                                      -----------             ---
BRAZIL -- (1.0%)
    AES Tiete SA                                               14,900      52,171             0.0%
    Aliansce Shopping Centers SA                               19,156      51,896             0.0%
    Alupar Investimento SA                                     11,300      46,427             0.0%
    AMBEV SA                                                   24,800     122,715             0.0%
    AMBEV SA ADR                                              107,421     523,140             0.1%
    Arezzo Industria e Comercio SA                             17,650      96,092             0.0%
*   B2W Cia Digital                                            31,126     117,563             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
BRAZIL -- (Continued)
    Banco Alfa de Investimento SA                              14,300 $   31,137             0.0%
    Banco Bradesco SA                                          78,254    475,893             0.1%
    Banco do Brasil SA                                        114,784    475,683             0.1%
    Banco Santander Brasil SA                                   3,800     13,629             0.0%
    BB Seguridade Participacoes SA                             17,000    117,154             0.0%
    BM&FBovespa SA                                            445,515  1,317,293             0.1%
    BR Malls Participacoes SA                                  81,000    235,025             0.0%
    Brasil Brokers Participacoes SA                            61,000     23,723             0.0%
    Brasil Insurance Participacoes e Administracao SA          10,700      2,302             0.0%
#   Braskem SA Sponsored ADR                                   23,556    262,649             0.0%
    BRF SA                                                      9,416    146,646             0.0%
    BRF SA ADR                                                 12,343    189,218             0.0%
    CCR SA                                                     57,962    182,113             0.0%
*   Centrais Eletricas Brasileiras SA                          56,900     73,998             0.0%
    CETIP SA--Mercados Organizados                             66,833    591,196             0.1%
    Cia Brasileira de Distribuicao ADR                          7,747    101,718             0.0%
    Cia de Saneamento Basico do Estado de Sao Paulo            23,700    102,840             0.0%
    Cia de Saneamento Basico do Estado de Sao Paulo ADR        25,800    113,262             0.0%
    Cia de Saneamento de Minas Gerais-COPASA                   13,200     44,481             0.0%
    Cia Energetica de Minas Gerais                              7,639     13,364             0.0%
    Cia Energetica de Minas Gerais Sponsored ADR                   --          1             0.0%
    Cia Hering                                                 83,599    328,185             0.0%
    Cia Paranaense de Energia                                   5,900     33,614             0.0%
    Cia Paranaense de Energia Sponsored ADR                     7,845     64,800             0.0%
    Cia Siderurgica Nacional SA                               120,100    135,074             0.0%
#   Cia Siderurgica Nacional SA Sponsored ADR                 222,689    273,908             0.0%
    Cielo SA                                                   24,823    235,638             0.0%
    Contax Participacoes SA                                     6,800      2,644             0.0%
    Cosan Logistica SA                                         29,400      9,908             0.0%
    Cosan SA Industria e Comercio                              50,330    322,318             0.0%
    CPFL Energia SA                                            28,584    114,707             0.0%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes   136,200    316,333             0.0%
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes                                               300        741             0.0%
    Direcional Engenharia SA                                   19,404     17,809             0.0%
    Duratex SA                                                122,906    203,897             0.0%
    EcoRodovias Infraestrutura e Logistica SA                  67,520    104,107             0.0%
    EDP--Energias do Brasil SA                                 51,600    150,821             0.0%
    Embraer SA                                                 44,200    323,975             0.0%
    Embraer SA ADR                                             30,346    891,262             0.1%
    Equatorial Energia SA                                      39,532    352,389             0.0%
    Estacio Participacoes SA                                   91,452    366,711             0.0%
    Eternit SA                                                 53,144     30,862             0.0%
    Even Construtora e Incorporadora SA                       102,300    106,079             0.0%
    Ez Tec Empreendimentos e Participacoes SA                  28,625     94,226             0.0%
    Fibria Celulose SA                                         19,883    271,334             0.0%
    Fibria Celulose SA Sponsored ADR                           29,555    399,584             0.0%
    Fleury SA                                                  27,300    116,015             0.0%
*   Gafisa SA                                                  86,400     56,000             0.0%
*   Gafisa SA ADR                                              54,377     70,146             0.0%
*   General Shopping Brasil SA                                  6,700      4,328             0.0%
    Gerdau SA                                                   3,300      3,507             0.0%
    Gerdau SA Sponsored ADR                                   134,698    187,230             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
BRAZIL -- (Continued)
    Grendene SA                                                26,900 $125,876             0.0%
    Guararapes Confeccoes SA                                    4,700   59,101             0.0%
    Helbor Empreendimentos SA                                  52,475   27,763             0.0%
*   Hypermarcas SA                                             66,698  302,520             0.0%
    Iguatemi Empresa de Shopping Centers SA                    17,900   98,928             0.0%
*   International Meal Co. Alimentacao SA                      20,000   24,120             0.0%
    Iochpe Maxion SA                                           47,137  195,482             0.0%
    Itau Unibanco Holding SA                                   30,518  196,338             0.0%
    JBS SA                                                    156,433  577,507             0.1%
    JHSF Participacoes SA                                      23,200   10,524             0.0%
    JSL SA                                                     23,100   56,167             0.0%
    Kepler Weber SA                                             4,800   28,422             0.0%
    Klabin SA                                                 133,655  759,722             0.1%
    Kroton Educacional SA                                     269,020  687,376             0.1%
    Light SA                                                   14,507   48,261             0.0%
    Linx SA                                                     5,100   62,176             0.0%
    Localiza Rent a Car SA                                     33,571  226,436             0.0%
*   Log-in Logistica Intermodal SA                             15,500    3,013             0.0%
    Lojas Americanas SA                                        28,578   86,663             0.0%
    Lojas Renner SA                                            88,560  424,867             0.0%
    LPS Brasil Consultoria de Imoveis SA                        4,600    2,504             0.0%
    M Dias Branco SA                                            6,316  114,490             0.0%
*   Magnesita Refratarios SA                                   28,938   19,523             0.0%
    Mahle-Metal Leve SA                                         9,900   60,098             0.0%
    Makira Empreendimentos SA                                 235,500    6,040             0.0%
*   Marfrig Global Foods SA                                   114,300  188,801             0.0%
    Marisa Lojas SA                                            19,360   32,657             0.0%
*   Mills Estruturas e Servicos de Engenharia SA               33,057   38,387             0.0%
*   Minerva SA                                                 35,600  117,801             0.0%
    MRV Engenharia e Participacoes SA                         159,837  307,420             0.0%
    Multiplan Empreendimentos Imobiliarios SA                   9,675  105,487             0.0%
    Multiplus SA                                               11,200   99,686             0.0%
    Natura Cosmeticos SA                                       22,996  136,467             0.0%
    Odontoprev SA                                              52,600  134,710             0.0%
*   Oi SA                                                      25,310   20,609             0.0%
*   Paranapanema SA                                            51,280   37,100             0.0%
*   Petroleo Brasileiro SA                                    193,906  471,041             0.0%
*   Petroleo Brasileiro SA Sponsored ADR                       19,287   94,121             0.0%
    Porto Seguro SA                                            41,477  347,622             0.0%
    Portobello SA                                               9,400    5,212             0.0%
*   Profarma Distribuidora de Produtos Farmaceuticos SA         2,000    3,099             0.0%
    QGEP Participacoes SA                                      36,600   56,551             0.0%
    Qualicorp SA                                               57,926  243,259             0.0%
    Raia Drogasil SA                                           26,050  270,043             0.0%
    Restoque Comercio e Confeccoes de Roupas SA                25,600   20,167             0.0%
    Rodobens Negocios Imobiliarios SA                           6,300    7,834             0.0%
*   Rumo Logistica Operadora Multimodal SA                     24,992   47,559             0.0%
    Santos Brasil Participacoes SA                             17,850   66,144             0.0%
    Sao Martinho SA                                            16,000  184,226             0.0%
    SLC Agricola SA                                            34,600  154,413             0.0%
    Smiles SA                                                   8,000   62,452             0.0%
    Somos Educado SA                                           12,447   42,759             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------ ----------- ---------------
BRAZIL -- (Continued)
    Sonae Sierra Brasil SA                                     5,937 $    25,682             0.0%
    Sul America SA                                            71,878     352,658             0.0%
    Tecnisa SA                                                29,500      22,336             0.0%
    Tegma Gestao Logistica                                     8,250       7,699             0.0%
    Telefonica Brasil SA ADR                                  12,260     127,014             0.0%
    Tempo Participacoes SA                                    15,600      15,576             0.0%
    Tim Participacoes SA                                      62,521     136,831             0.0%
    Tim Participacoes SA ADR                                   6,220      69,104             0.0%
    Totvs SA                                                  33,900     300,347             0.0%
    Tractebel Energia SA                                      13,700     120,252             0.0%
    Transmissora Alianca de Energia Eletrica SA               49,533     255,457             0.0%
    Ultrapar Participacoes SA                                  2,500      43,405             0.0%
    Ultrapar Participacoes SA Sponsored ADR                   28,612     495,274             0.1%
    Usinas Siderurgicas de Minas Gerais SA                    23,560      48,285             0.0%
    Vale SA                                                   66,711     294,997             0.0%
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao S.A                           27,191     308,684             0.0%
*   Vanguarda Agro SA                                          1,407       5,342             0.0%
    WEG SA                                                    57,532     214,654             0.0%
                                                                     -----------             ---
TOTAL BRAZIL                                                          21,454,622             1.0%
                                                                     -----------             ---
CANADA -- (5.8%)
*   5N Plus, Inc.                                             20,100      18,753             0.0%
    Absolute Software Corp.                                   10,380      68,507             0.0%
*   Advantage Oil & Gas, Ltd.                                 64,563     358,958             0.0%
    Aecon Group, Inc.                                         24,581     284,046             0.0%
    Ag Growth International, Inc.                              2,000      52,371             0.0%
    AGF Management, Ltd. Class B                              30,628     127,187             0.0%
    Agnico Eagle Mines, Ltd.(2009823)                         19,900     562,498             0.0%
    Agnico Eagle Mines, Ltd.(008474108)                        2,958      83,682             0.0%
    Agrium, Inc.(2213538)                                     10,637     989,592             0.1%
    Agrium, Inc.(008916108)                                    9,921     923,347             0.1%
    AGT Food & Ingredients, Inc.                               5,018     112,172             0.0%
    Aimia, Inc.                                               19,730     182,573             0.0%
*   Air Canada                                                10,733      88,320             0.0%
    AirBoss of America Corp.                                   7,093     105,560             0.0%
*   Alacer Gold Corp.                                         97,602     189,591             0.0%
*   Alamos Gold, Inc. Class A(011532108)                      30,824     118,364             0.0%
    Alamos Gold, Inc. Class A(BZ3DNP6)                        66,374     255,324             0.0%
    Alaris Royalty Corp.                                      10,159     216,139             0.0%
    Algoma Central Corp.                                       3,600      42,206             0.0%
    Algonquin Power & Utilities Corp.                         46,726     360,558             0.0%
    Alimentation Couche-Tard, Inc. Class B                    32,955   1,417,650             0.1%
    AltaGas, Ltd.                                             15,003     387,352             0.0%
*   Alterra Power Corp.                                       20,706       7,838             0.0%
    Altus Group, Ltd.                                          8,555     124,635             0.0%
*   Amaya, Inc.(BT8J595)                                       2,097      46,860             0.0%
*   Amaya, Inc.(02314M108)                                     2,161      48,234             0.0%
*   Americas Silver Corp.                                     21,755       2,496             0.0%
*   Amerigo Resources, Ltd.                                   42,500       9,913             0.0%
    Amica Mature Lifestyles, Inc.                              2,600      36,487             0.0%
    ARC Resources, Ltd.                                       73,757   1,087,515             0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
CANADA -- (Continued)
*   Argonaut Gold, Inc.                                        69,963 $   72,232             0.0%
    Atco, Ltd. Class I                                         10,200    291,351             0.0%
*   Athabasca Oil Corp.                                       137,160    163,635             0.0%
*   ATS Automation Tooling Systems, Inc.                       19,657    207,003             0.0%
*   AuRico Metals, Inc.(05157J108)                             13,553      8,240             0.0%
*   AuRico Metals, Inc.(BYR52G5)                               29,187     17,634             0.0%
    AutoCanada, Inc.                                            4,011     97,177             0.0%
#*  Avigilon Corp.                                              5,838     65,497             0.0%
*   B2Gold Corp.                                              341,230    367,952             0.0%
    Badger Daylighting, Ltd.                                    7,590    118,877             0.0%
    Bank of Montreal(2076009)                                  43,584  2,534,512             0.1%
    Bank of Montreal(063671101)                                   800     46,472             0.0%
    Bank of Nova Scotia (The)(2076281)                         46,481  2,185,773             0.1%
    Bank of Nova Scotia (The)(064149107)                       16,411    770,989             0.1%
*   Bankers Petroleum, Ltd.                                   106,109    178,525             0.0%
    Barrick Gold Corp.                                         80,326    617,707             0.0%
    Baytex Energy Corp.(07317Q105)                             22,889     93,158             0.0%
    Baytex Energy Corp.(B4VGVM3)                                1,522      6,192             0.0%
    BCE, Inc.                                                  14,400    622,436             0.0%
*   Bellatrix Exploration, Ltd.(B580BW5)                       49,851     81,967             0.0%
*   Bellatrix Exploration, Ltd.(078314101)                      8,926     14,639             0.0%
*   Birchcliff Energy, Ltd.                                    41,142    179,343             0.0%
    Bird Construction, Inc.                                    11,216    112,452             0.0%
    Black Diamond Group, Ltd.                                  13,816     88,859             0.0%
*   BlackBerry, Ltd.                                          124,981    911,111             0.1%
*   BlackPearl Resources, Inc.                                 53,132     35,757             0.0%
    Bombardier, Inc. Class B                                   84,005     91,226             0.0%
    Bonavista Energy Corp.                                     70,105    156,551             0.0%
    Bonterra Energy Corp.                                      10,650    176,821             0.0%
    Boralex, Inc. Class A                                       7,900     84,099             0.0%
*   Boulder Energy, Ltd.                                       17,747     68,130             0.0%
    Brookfield Asset Management, Inc. Class A                  21,708    758,352             0.1%
*   BRP, Inc.                                                   6,448    116,080             0.0%
    CAE, Inc.(124765108)                                        3,000     33,990             0.0%
    CAE, Inc.(2162760)                                         26,952    304,230             0.0%
    Calfrac Well Services, Ltd.                                21,241     37,524             0.0%
    Calian Technologies, Ltd.                                   1,800     20,910             0.0%
    Cameco Corp.                                               34,075    482,616             0.0%
    Canaccord Genuity Group, Inc.                              38,015    147,397             0.0%
*   Canacol Energy, Ltd.                                       51,084    118,373             0.0%
    Canadian Energy Services & Technology Corp.                25,217    108,960             0.0%
    Canadian Imperial Bank of Commerce                         18,470  1,416,466             0.1%
    Canadian National Railway Co.(2180632)                     13,000    794,058             0.1%
    Canadian National Railway Co.(136375102)                    4,036    246,559             0.0%
    Canadian Natural Resources, Ltd.(136385101)                84,975  1,973,119             0.1%
    Canadian Natural Resources, Ltd.(2171573)                  41,220    955,790             0.1%
    Canadian Oil Sands, Ltd.                                  112,232    847,147             0.1%
    Canadian Pacific Railway, Ltd.                              9,072  1,274,839             0.1%
    Canadian Tire Corp., Ltd. Class A                          11,243    988,964             0.1%
    Canadian Utilities, Ltd. Class A                           18,114    476,538             0.0%
    Canadian Western Bank                                      42,776    822,087             0.1%
    Canam Group, Inc.                                          16,666    193,094             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
CANADA -- (Continued)
    Canexus Corp.                                              66,064 $   68,206             0.0%
*   Canfor Corp.                                               19,304    273,114             0.0%
    Canfor Pulp Products, Inc.                                 15,606    162,433             0.0%
    Canyon Services Group, Inc.                                28,700    107,109             0.0%
    Capital Power Corp.                                        18,713    268,903             0.0%
    Capstone Infrastructure Corp.                              39,393     96,404             0.0%
*   Capstone Mining Corp.                                      94,459     48,400             0.0%
    Cascades, Inc.                                             30,187    215,160             0.0%
    Cathedral Energy Services, Ltd.                               416        369             0.0%
    CCL Industries, Inc. Class B                                5,735    812,488             0.1%
*   Celestica, Inc.(15101Q108)                                 50,381    565,275             0.0%
*   Celestica, Inc.(2263362)                                    2,164     24,261             0.0%
    Cenovus Energy, Inc.(B57FG04)                              20,320    302,718             0.0%
    Cenovus Energy, Inc.(15135U109)                            69,885  1,041,985             0.1%
    Centerra Gold, Inc.                                        66,598    374,856             0.0%
*   Cequence Energy, Ltd.                                      42,205     14,847             0.0%
    Cervus Equipment Corp.                                        815      9,424             0.0%
*   CGI Group, Inc. Class A                                    27,460  1,019,985             0.1%
*   China Gold International Resources Corp., Ltd.             39,553     52,935             0.0%
    CI Financial Corp.                                          7,852    187,353             0.0%
    Cineplex, Inc.                                              8,595    331,219             0.0%
*   Claude Resources, Inc.                                     32,900     18,116             0.0%
    Clearwater Seafoods, Inc.                                   2,100     20,155             0.0%
    Cogeco Cable, Inc.                                          7,351    379,637             0.0%
    Cogeco, Inc.                                                3,026    128,251             0.0%
*   Colliers International Group, Inc.(194693107)               3,783    187,523             0.0%
    Colliers International Group, Inc.(BYL7SB4)                 2,200    109,075             0.0%
    COM DEV International, Ltd.                                25,528    110,499             0.0%
    Computer Modelling Group, Ltd.                             17,124    162,387             0.0%
    Constellation Software, Inc.                                2,091    903,499             0.1%
*   Copper Mountain Mining Corp.                               31,221     12,416             0.0%
    Corby Spirit and Wine, Ltd.                                 1,600     24,387             0.0%
*   Corridor Resources, Inc.                                   15,700      4,623             0.0%
    Corus Entertainment, Inc. Class B                          30,304    288,996             0.0%
    Cott Corp.(22163N106)                                       8,004     83,642             0.0%
    Cott Corp.(2228952)                                        26,799    279,754             0.0%
    Crescent Point Energy Corp.(22576C101)                     69,054    941,206             0.1%
    Crescent Point Energy Corp.(B67C8W8)                       20,559    280,178             0.0%
*   Crew Energy, Inc.                                          54,214    184,500             0.0%
*   Delphi Energy Corp.                                        68,100     38,018             0.0%
*   Denison Mines Corp.                                       103,818     42,080             0.0%
*   Descartes Systems Group, Inc. (The)                         9,700    169,728             0.0%
*   Detour Gold Corp.                                          69,263    770,177             0.1%
    DH Corp.                                                   16,898    456,179             0.0%
    DHX Media, Ltd.                                             3,051     19,845             0.0%
    DirectCash Payments, Inc.                                   3,427     33,914             0.0%
    Dollarama, Inc.                                            13,114    885,867             0.1%
    Dominion Diamond Corp.(B95LX89)                            20,000    211,533             0.0%
*   Dominion Diamond Corp.(257287102)                          16,248    171,579             0.0%
    Dorel Industries, Inc. Class B                             12,107    307,860             0.0%
*   Dundee Precious Metals, Inc.                               28,720     37,998             0.0%
    E-L Financial Corp., Ltd.                                     184     95,546             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
CANADA -- (Continued)
    Eldorado Gold Corp.(284902103)                             22,591 $   79,068             0.0%
    Eldorado Gold Corp.(2307873)                              126,989    443,821             0.0%
    Emera, Inc.                                                 5,459    178,849             0.0%
    Empire Co., Ltd.                                           21,636    453,204             0.0%
    Enbridge Income Fund Holdings, Inc.                        21,171    520,370             0.0%
    Enbridge, Inc.(2466149)                                    16,659    712,046             0.1%
    Enbridge, Inc.(29250N105)                                   4,298    183,482             0.0%
    Encana Corp.(2793193)                                      46,332    352,557             0.0%
    Encana Corp.(292505104)                                    88,286    673,622             0.1%
*   Endeavour Mining Corp.                                    189,194     98,388             0.0%
*   Endeavour Silver Corp.(29258Y103)                           2,098      3,462             0.0%
*   Endeavour Silver Corp.(2980003)                            32,540     53,752             0.0%
    EnerCare, Inc.                                             22,444    262,098             0.0%
    Enerflex, Ltd.                                             26,907    259,687             0.0%
    Enerplus Corp.                                             42,278    199,129             0.0%
    Enghouse Systems, Ltd.                                      3,722    169,733             0.0%
    Ensign Energy Services, Inc.                               53,181    334,313             0.0%
*   Epsilon Energy, Ltd.                                       14,800     30,560             0.0%
    Equitable Group, Inc.                                       5,200    230,731             0.0%
*   Essential Energy Services Trust                            38,149     19,839             0.0%
    Evertz Technologies, Ltd.                                   4,665     56,118             0.0%
    Exchange Income Corp.                                       2,557     48,535             0.0%
    Exco Technologies, Ltd.                                     8,490     94,665             0.0%
*   EXFO, Inc.                                                     33        105             0.0%
    Extendicare, Inc.                                          20,535    134,900             0.0%
    Fairfax Financial Holdings, Ltd.                            4,215  2,075,652             0.1%
    Fiera Capital Corp.                                         3,600     32,129             0.0%
    Finning International, Inc.                                55,369    884,989             0.1%
    First Capital Realty, Inc.                                 15,000    222,201             0.0%
*   First Majestic Silver Corp.(2833583)                       38,573    127,436             0.0%
*   First Majestic Silver Corp.(32076V103)                      9,100     30,121             0.0%
    First National Financial Corp.                                800     13,600             0.0%
    First Quantum Minerals, Ltd.                               62,178    331,906             0.0%
*   FirstService Corp.(33767E103)                               3,783    133,162             0.0%
    FirstService Corp.(BYL7ZF7)                                 2,200     77,394             0.0%
    Fortis, Inc.                                               13,429    388,718             0.0%
*   Fortress Paper, Ltd. Class A                                1,649      6,179             0.0%
*   Fortuna Silver Mines, Inc.                                 54,140    141,188             0.0%
    Gamehost, Inc.                                              1,925     15,163             0.0%
*   Genesis Land Development Corp.                             12,700     28,652             0.0%
    Genworth MI Canada, Inc.                                   18,159    448,976             0.0%
    George Weston, Ltd.                                        11,061    931,506             0.1%
    Gibson Energy, Inc.                                        39,531    526,939             0.0%
    Gildan Activewear, Inc.                                    21,696    623,702             0.0%
    Glacier Media, Inc.                                         1,400        878             0.0%
    Gluskin Sheff + Associates, Inc.                            5,675     96,261             0.0%
    GMP Capital, Inc.                                           9,669     30,169             0.0%
    Goldcorp, Inc.(380956409)                                  49,756    637,872             0.1%
    Goldcorp, Inc.(2676302)                                    19,702    252,076             0.0%
*   Golden Star Resources, Ltd.                                84,300     17,729             0.0%
*   Gran Tierra Energy, Inc.(38500T101)                           444      1,066             0.0%
*   Gran Tierra Energy, Inc.(B2PPCS5)                          94,348    228,005             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
CANADA -- (Continued)
    Granite Oil Corp.                                          19,930 $  113,549             0.0%
*   Great Canadian Gaming Corp.                                11,000    151,843             0.0%
    Great-West Lifeco, Inc.                                    14,700    389,647             0.0%
*   Heroux-Devtek, Inc.                                         6,091     56,829             0.0%
    High Liner Foods, Inc.                                      3,686     36,336             0.0%
    HNZ Group, Inc.                                               700      8,405             0.0%
    Home Capital Group, Inc.                                   20,900    509,074             0.0%
    Horizon North Logistics, Inc.                              56,814     97,760             0.0%
    HudBay Minerals, Inc.(B05BQ98)                             37,299    194,328             0.0%
    HudBay Minerals, Inc.(B05BDX1)                             31,534    163,747             0.0%
    Hudson's Bay Co.                                           21,728    377,698             0.0%
    Husky Energy, Inc.                                         46,424    627,342             0.1%
*   IAMGOLD Corp.(450913108)                                   35,221     63,398             0.0%
*   IAMGOLD Corp.(2446646)                                    111,163    200,631             0.0%
    IGM Financial, Inc.                                         4,783    138,267             0.0%
*   IMAX Corp.                                                 11,043    423,941             0.0%
*   Imperial Metals Corp.                                       9,500     57,541             0.0%
    Imperial Oil, Ltd.(453038408)                              22,073    733,927             0.1%
    Imperial Oil, Ltd.(2454241)                                 5,500    183,011             0.0%
*   Indigo Books & Music, Inc.                                  1,800     15,418             0.0%
    Industrial Alliance Insurance & Financial Services, Inc.   25,405    833,492             0.1%
    Innergex Renewable Energy, Inc.                            23,110    186,987             0.0%
    Intact Financial Corp.                                      7,700    549,941             0.0%
    Inter Pipeline, Ltd.                                        7,709    144,441             0.0%
*   Interfor Corp.                                             26,681    253,425             0.0%
    Intertape Polymer Group, Inc.                              12,470    139,997             0.0%
*   Ithaca Energy, Inc.                                       173,974    119,743             0.0%
    Jean Coutu Group PJC, Inc. (The) Class A                   14,900    227,101             0.0%
    Just Energy Group, Inc.                                    24,526    180,250             0.0%
    K-Bro Linen, Inc.                                           1,229     47,370             0.0%
*   Katanga Mining, Ltd.                                       78,989     10,571             0.0%
*   Kelt Exploration, Ltd.                                     10,095     37,135             0.0%
    Keyera Corp.                                               15,544    479,658             0.0%
    Killam Properties, Inc.                                    19,168    152,599             0.0%
*   Kinross Gold Corp.(496902404)                               7,412     14,898             0.0%
*   Kinross Gold Corp.(B03Z841)                               271,884    546,845             0.0%
*   Kirkland Lake Gold, Inc.                                   28,733    121,955             0.0%
*   Klondex Mines, Ltd.                                        21,775     53,455             0.0%
*   Lake Shore Gold Corp.                                     174,976    155,225             0.0%
    Laurentian Bank of Canada                                  15,407    624,127             0.1%
    Leon's Furniture, Ltd.                                      4,744     51,336             0.0%
    Lightstream Resources, Ltd.                                52,634     15,296             0.0%
    Linamar Corp.                                              14,854    863,227             0.1%
    Liquor Stores N.A., Ltd.                                   12,291    114,300             0.0%
    Loblaw Cos., Ltd.                                          15,350    808,800             0.1%
    Long Run Exploration, Ltd.                                 34,503      8,576             0.0%
    Lucara Diamond Corp.                                      100,614    126,960             0.0%
*   Lundin Mining Corp.                                       192,280    648,482             0.1%
    MacDonald Dettwiler & Associates, Ltd.                      5,145    306,670             0.0%
    Magellan Aerospace Corp.                                    3,500     46,467             0.0%
    Magna International, Inc.                                  50,544  2,665,581             0.1%
*   Mainstreet Equity Corp.                                     1,610     40,028             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
CANADA -- (Continued)
    Major Drilling Group International, Inc.                   29,897 $   94,886             0.0%
    Mandalay Resources Corp.                                   88,385     54,751             0.0%
    Manitoba Telecom Services, Inc.                            11,911    261,703             0.0%
    Manulife Financial Corp.(56501R106)                         5,703     94,613             0.0%
    Manulife Financial Corp.(2492519)                         112,113  1,858,833             0.1%
    Maple Leaf Foods, Inc.                                     32,044    509,479             0.0%
    Martinrea International, Inc.                              38,841    329,418             0.0%
    McCoy Global, Inc.                                            700      1,585             0.0%
    Medical Facilities Corp.                                    9,342    120,526             0.0%
*   MEG Energy Corp.                                           35,941    299,050             0.0%
*   Mercator Minerals, Ltd.                                    15,420         --             0.0%
    Methanex Corp.                                             18,500    738,104             0.1%
    Metro, Inc.                                                59,384  1,698,048             0.1%
*   Migao Corp.                                                 3,621      1,662             0.0%
*   Mitel Networks Corp.                                       11,077     86,661             0.0%
*   Mood Media Corp.                                            8,100      1,982             0.0%
    Morneau Shepell, Inc.                                       8,975    106,182             0.0%
    MTY Food Group, Inc.                                        1,200     27,825             0.0%
    Mullen Group, Ltd.                                         32,938    439,811             0.0%
    National Bank of Canada                                    49,891  1,652,477             0.1%
    Nevsun Resources, Ltd.(64156L101)                          11,137     33,411             0.0%
    Nevsun Resources, Ltd.(2631486)                            76,601    229,053             0.0%
    New Flyer Industries, Inc.                                 11,365    164,791             0.0%
*   New Gold, Inc.                                            104,821    259,728             0.0%
    Newalta Corp.                                              18,260    104,175             0.0%
    Norbord, Inc.                                               8,105    153,169             0.0%
    North West Co., Inc. (The)                                  9,620    213,353             0.0%
    Northland Power, Inc.                                      21,367    276,157             0.0%
*   NuVista Energy, Ltd.                                       52,069    183,970             0.0%
    OceanaGold Corp.                                          119,198    227,895             0.0%
    Onex Corp.                                                 13,600    824,570             0.1%
    Open Text Corp.                                             9,200    426,439             0.0%
    Osisko Gold Royalties, Ltd.                                28,756    298,642             0.0%
#   Pacific Exploration and Production Corp.                   97,743    190,612             0.0%
*   Painted Pony Petroleum, Ltd.                               41,052    140,021             0.0%
    Pan American Silver Corp.                                  48,957    370,604             0.0%
*   Paramount Resources, Ltd. Class A                           3,700     37,436             0.0%
*   Parex Resources, Inc.                                      37,633    282,622             0.0%
    Parkland Fuel Corp.                                        15,022    261,357             0.0%
    Pason Systems, Inc.                                        14,630    215,266             0.0%
    Pembina Pipeline Corp.                                     20,388    512,507             0.0%
    Pengrowth Energy Corp.                                    175,841    172,129             0.0%
    Penn West Petroleum, Ltd.(707887105)                       26,052     30,481             0.0%
    Penn West Petroleum, Ltd.(B63FY34)                        150,123    174,508             0.0%
*   Performance Sports Group, Ltd.                              4,400     50,474             0.0%
*   Perpetual Energy, Inc.                                     13,463      7,207             0.0%
    Peyto Exploration & Development Corp.                      21,031    434,259             0.0%
    PHX Energy Services Corp.                                   8,919     17,530             0.0%
    Pizza Pizza Royalty Corp.                                   5,300     55,448             0.0%
    Potash Corp. of Saskatchewan, Inc.(73755L107)              50,379  1,019,167             0.1%
    Potash Corp. of Saskatchewan, Inc.(2696980)                10,800    218,709             0.0%
    Precision Drilling Corp.(74022D308)                        24,082     95,124             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
CANADA -- (Continued)
    Precision Drilling Corp.(B5YPLH9)                          61,261 $  243,620             0.0%
    Premium Brands Holdings Corp.                               3,200     84,111             0.0%
#*  Primero Mining Corp.                                       72,454    166,783             0.0%
    Progressive Waste Solutions, Ltd.(B3DJGB7)                 23,419    563,088             0.0%
    Progressive Waste Solutions, Ltd.(74339G101)                4,548    109,379             0.0%
    Pulse Seismic, Inc.                                        22,820     40,314             0.0%
    Quebecor, Inc. Class B                                     18,000    423,845             0.0%
*   Questerre Energy Corp. Class A                             32,700      5,502             0.0%
*   Redknee Solutions, Inc.                                     9,400     26,023             0.0%
    Reitmans Canada, Ltd. Class A                              14,404     53,536             0.0%
    Richelieu Hardware, Ltd.                                    2,868    150,748             0.0%
*   Richmont Mines, Inc.                                        8,700     26,481             0.0%
    Ritchie Bros Auctioneers, Inc.(2345390)                     7,600    197,265             0.0%
    Ritchie Bros Auctioneers, Inc.(767744105)                   2,595     67,392             0.0%
*   RMP Energy, Inc.                                           31,901     43,670             0.0%
*   Rock Energy, Inc.                                          21,532     24,042             0.0%
    Rocky Mountain Dealerships, Inc.                            3,991     20,877             0.0%
    Rogers Communications, Inc. Class B(2169051)                4,600    183,036             0.0%
    Rogers Communications, Inc. Class B(775109200)              4,474    178,065             0.0%
    Rogers Sugar, Inc.                                         21,981     68,249             0.0%
    RONA, Inc.                                                 46,656    487,041             0.0%
    Royal Bank of Canada(2754383)                              55,774  3,189,218             0.2%
    Royal Bank of Canada(780087102)                            11,324    643,543             0.1%
    Russel Metals, Inc.                                        24,402    380,698             0.0%
#*  Sandstorm Gold, Ltd.                                       34,045     89,304             0.0%
*   Sandvine Corp.                                             45,000     92,230             0.0%
    Saputo, Inc.                                               14,340    341,940             0.0%
    Savanna Energy Services Corp.                               7,687      6,819             0.0%
    Secure Energy Services, Inc.                               22,537    149,776             0.0%
*   SEMAFO, Inc.                                              114,114    259,191             0.0%
    Shaw Communications, Inc. Class B(2801836)                 10,510    218,222             0.0%
    Shaw Communications, Inc. Class B(82028K200)               21,978    456,043             0.0%
    ShawCor, Ltd.                                              13,598    288,578             0.0%
    Sherritt International Corp.                              124,603     78,139             0.0%
    Sienna Senior Living, Inc.                                  6,709     89,070             0.0%
*   Sierra Wireless, Inc.(2418968)                              7,200    179,559             0.0%
#*  Sierra Wireless, Inc.(826516106)                            2,592     64,593             0.0%
*   Silver Standard Resources, Inc.(82823L106)                  7,287     50,280             0.0%
*   Silver Standard Resources, Inc.(2218458)                   28,856    198,832             0.0%
    Silver Wheaton Corp.(828336107)                            23,568    320,289             0.0%
    Silver Wheaton Corp.(B058ZX6)                              10,400    141,334             0.0%
    SNC-Lavalin Group, Inc.                                    27,206    871,982             0.1%
*   Solium Capital, Inc.                                        3,571     20,810             0.0%
    Sprott, Inc.                                               55,097    108,711             0.0%
    Stantec, Inc.(2854238)                                     16,542    415,195             0.0%
    Stantec, Inc.(85472N109)                                      700     17,563             0.0%
    Stella-Jones, Inc.                                          4,406    162,142             0.0%
    Strad Energy Services, Ltd.                                   100        168             0.0%
    Stuart Olson, Inc.                                          1,740      8,184             0.0%
    Student Transportation, Inc.                               14,297     59,370             0.0%
    Sun Life Financial, Inc.                                   42,457  1,431,901             0.1%
    Suncor Energy, Inc.(B3NB1P2)                              108,988  3,243,135             0.2%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
CANADA -- (Continued)
    Suncor Energy, Inc.(867224107)                             85,563 $2,543,788             0.1%
*   SunOpta, Inc.(8676EP108)                                    9,100     48,958             0.0%
*   SunOpta, Inc.(2817510)                                      4,800     25,806             0.0%
    Superior Plus Corp.                                        48,729    398,001             0.0%
    Surge Energy, Inc.                                         87,542    196,829             0.0%
*   TAG Oil, Ltd.                                                 436        227             0.0%
    Tahoe Resources, Inc.                                      38,993    325,595             0.0%
*   Taseko Mines, Ltd.                                         52,413     26,455             0.0%
    Teck Resources, Ltd. Class B(2879327)                      39,360    230,573             0.0%
    Teck Resources, Ltd. Class B(878742204)                    12,699     74,543             0.0%
    TELUS Corp.                                                24,664    823,139             0.1%
*   Tembec, Inc.                                               11,264      9,993             0.0%
*   Teranga Gold Corp.(B4L8QT1)                                13,832      5,781             0.0%
*   Teranga Gold Corp.(B5TDK82)                               158,173     65,321             0.0%
*   Thompson Creek Metals Co., Inc.(884768102)                 11,912      5,599             0.0%
*   Thompson Creek Metals Co., Inc.(2439806)                   32,347     15,585             0.0%
    Thomson Reuters Corp.                                      24,281    996,791             0.1%
*   Timmins Gold Corp.                                         29,347      6,060             0.0%
    TMX Group, Ltd.                                             6,876    242,574             0.0%
    TORC Oil & Gas, Ltd.                                       44,150    223,855             0.0%
    Toromont Industries, Ltd.                                  13,559    352,870             0.0%
    Toronto-Dominion Bank (The)                                92,478  3,796,435             0.2%
    Torstar Corp. Class B                                      16,400     50,795             0.0%
    Total Energy Services, Inc.                                11,297    126,741             0.0%
*   Tourmaline Oil Corp.                                       19,190    399,337             0.0%
    TransAlta Corp.(89346D107)                                 33,238    154,224             0.0%
    TransAlta Corp.(2901628)                                   23,790    110,981             0.0%
    TransAlta Renewables, Inc.                                  7,415     57,274             0.0%
    TransCanada Corp.                                          35,211  1,184,830             0.1%
    Transcontinental, Inc. Class A                             27,408    422,355             0.0%
    TransForce, Inc.                                           26,126    511,091             0.0%
    TransGlobe Energy Corp.(893662106)                          1,119      3,044             0.0%
    TransGlobe Energy Corp.(2470548)                           30,387     82,730             0.0%
*   Trican Well Service, Ltd.                                  35,598     23,685             0.0%
    Trilogy Energy Corp.                                        7,200     24,228             0.0%
    Trinidad Drilling, Ltd.                                    77,193    134,007             0.0%
*   Turquoise Hill Resources, Ltd.                             84,638    229,136             0.0%
    Twin Butte Energy, Ltd.                                    90,818     19,794             0.0%
    Uni-Select, Inc.                                            6,457    319,986             0.0%
*   Valeant Pharmaceuticals International, Inc.                16,415  1,532,033             0.1%
    Valener, Inc.                                               9,034    116,276             0.0%
    Veresen, Inc.                                              48,250    419,918             0.0%
    Vermilion Energy, Inc.(923725105)                           4,606    162,269             0.0%
    Vermilion Energy, Inc.(B607XS1)                             3,800    133,709             0.0%
    Wajax Corp.                                                 6,684    122,629             0.0%
*   Wesdome Gold Mines, Ltd.                                    7,360      5,741             0.0%
    West Fraser Timber Co., Ltd.                               12,954    458,383             0.0%
    Western Energy Services Corp.                              27,766     87,698             0.0%
    Western Forest Products, Inc.                             101,625    149,997             0.0%
#*  Westport Innovations, Inc.                                  7,700     23,967             0.0%
    Westshore Terminals Investment Corp.                        7,037    117,373             0.0%
    Whistler Blackcomb Holdings, Inc.                           7,903    121,905             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                SHARES     VALUE++    OF NET ASSETS**
                                                              ---------- ------------ ---------------
CANADA -- (Continued)
    Whitecap Resources, Inc.                                     116,006 $  1,029,997             0.1%
    Wi-Lan, Inc.                                                  57,968      107,726             0.0%
    Winpak, Ltd.                                                   6,400      193,380             0.0%
    WSP Global, Inc.                                              15,173      528,200             0.0%
    Yamana Gold, Inc.(2219279)                                   166,143      363,390             0.0%
    Yamana Gold, Inc.(98462Y100)                                   8,700       19,053             0.0%
*   Yellow Pages, Ltd.                                             7,636       98,866             0.0%
    Zargon Oil & Gas, Ltd.                                         5,615        5,883             0.0%
    ZCL Composites, Inc.                                           2,700       12,802             0.0%
                                                                         ------------             ---
TOTAL CANADA                                                              126,121,590             5.9%
                                                                         ------------             ---
CHILE -- (0.3%)
    AES Gener SA                                                 182,432       87,284             0.0%
    Aguas Andinas SA Class A                                     383,805      200,715             0.0%
    Banco de Chile ADR                                             2,109      133,774             0.0%
    Banco de Credito e Inversiones                                 5,413      220,710             0.0%
    Banco Santander Chile                                      1,227,899       58,269             0.0%
    Banco Santander Chile ADR                                      6,627      125,839             0.0%
    Banmedica SA                                                  34,214       55,868             0.0%
    Besalco SA                                                    67,710       24,947             0.0%
    CAP SA                                                        21,697       57,392             0.0%
    Cencosud SA                                                  127,409      279,362             0.0%
    Cia Cervecerias Unidas SA Sponsored ADR                        8,000      191,760             0.0%
*   Cia Sud Americana de Vapores SA                              193,299        4,689             0.0%
    Colbun SA                                                    415,803      110,670             0.0%
    Corpbanca SA                                              16,198,544      148,564             0.0%
    Corpbanca SA ADR                                               9,675      132,548             0.0%
    Cristalerias de Chile SA                                       2,000       13,404             0.0%
    E.CL SA                                                       71,700      103,667             0.0%
    Embotelladora Andina SA Class B ADR                            2,204       48,598             0.0%
    Empresa Nacional de Electricidad SA Sponsored ADR              7,303      275,907             0.0%
    Empresa Nacional de Telecomunicaciones SA                     43,084      398,950             0.1%
*   Empresas AquaChile SA                                         28,692        9,509             0.0%
    Empresas CMPC SA                                             144,035      354,940             0.1%
    Empresas COPEC SA                                             23,507      219,285             0.0%
    Empresas Hites SA                                             30,027        9,913             0.0%
*   Empresas La Polar SA                                          88,819        1,799             0.0%
    Enersis SA                                                   368,503       97,503             0.0%
    Enersis SA Sponsored ADR                                      47,492      629,269             0.1%
    Forus SA                                                      17,454       50,482             0.0%
    Gasco SA                                                       1,627       11,021             0.0%
    Grupo Security SA                                            147,850       41,766             0.0%
    Inversiones Aguas Metropolitanas SA                          200,457      285,444             0.0%
    Inversiones La Construccion SA                                 8,703       98,932             0.0%
*   Latam Airlines Group SA                                       11,067       55,692             0.0%
#*  Latam Airlines Group SA Sponsored ADR                         13,318       73,382             0.0%
    Masisa SA                                                    586,512       15,632             0.0%
*   Molibdenos y Metales SA                                        1,797       10,457             0.0%
    Multiexport Foods SA                                          68,000        7,670             0.0%
    Parque Arauco SA                                             146,384      245,143             0.0%
    PAZ Corp. SA                                                  30,769       13,304             0.0%
    Ripley Corp. SA                                              108,103       35,790             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
CHILE -- (Continued)
    SACI Falabella                                                6,227 $   41,883             0.0%
    Salfacorp SA                                                 22,708     12,441             0.0%
    Sigdo Koppers SA                                             78,916     94,874             0.0%
    Sociedad Quimica y Minera de Chile SA Sponsored ADR           5,679    110,059             0.0%
    Socovesa SA                                                 110,770     19,197             0.0%
    Sonda SA                                                     93,917    151,355             0.0%
    Vina Concha y Toro SA                                       106,813    181,699             0.0%
    Vina Concha y Toro SA Sponsored ADR                             800     27,008             0.0%
                                                                        ----------             ---
TOTAL CHILE                                                              5,578,366             0.3%
                                                                        ----------             ---
CHINA -- (5.4%)
    361 Degrees International, Ltd.                             298,000    105,746             0.0%
    AAC Technologies Holdings, Inc.                              93,500    591,156             0.1%
#   Agile Property Holdings, Ltd.                               644,749    350,148             0.0%
    Agricultural Bank of China, Ltd. Class H                  2,792,000  1,145,268             0.1%
    Air China, Ltd. Class H                                     218,000    210,261             0.0%
    Ajisen China Holdings, Ltd.                                 192,000     91,824             0.0%
#*  Alibaba Health Information Technology, Ltd.                  94,000     74,585             0.0%
*   Aluminum Corp. of China, Ltd. ADR                            10,950     87,928             0.0%
*   Aluminum Corp. of China, Ltd. Class H                       412,000    132,698             0.0%
    AMVIG Holdings, Ltd.                                        130,000     60,236             0.0%
    Angang Steel Co., Ltd. Class H                              346,000    143,776             0.0%
    Anhui Conch Cement Co., Ltd. Class H                         79,000    241,053             0.0%
    Anhui Expressway Co., Ltd. Class H                          110,000     94,595             0.0%
    Anta Sports Products, Ltd.                                  176,000    492,330             0.0%
#*  Anton Oilfield Services Group                               574,000     76,695             0.0%
*   Anxin-China Holdings, Ltd.                                  816,000     15,207             0.0%
#   Asia Cement China Holdings Corp.                            143,500     44,950             0.0%
*   Ausnutria Dairy Corp., Ltd.                                  79,000     23,284             0.0%
    AVIC International Holdings, Ltd. Class H                   110,000     62,439             0.0%
    AviChina Industry & Technology Co., Ltd. Class H            456,000    371,618             0.0%
    Bank of China, Ltd. Class H                               6,209,800  2,928,301             0.2%
    Bank of Chongqing Co., Ltd. Class H                         162,000    121,855             0.0%
    Bank of Communications Co., Ltd. Class H                    715,695    526,976             0.1%
*   Baofeng Modern International Holdings Co., Ltd.             134,000     15,175             0.0%
    Baoxin Auto Group, Ltd.                                     209,500     86,497             0.0%
    Baoye Group Co., Ltd. Class H                                87,040     59,944             0.0%
    BBMG Corp. Class H                                          290,500    203,948             0.0%
    Beijing Capital International Airport Co., Ltd. Class H     456,000    487,493             0.0%
    Beijing Capital Land, Ltd. Class H                          436,000    209,786             0.0%
    Beijing Enterprises Holdings, Ltd.                           54,500    342,645             0.0%
#   Beijing Enterprises Water Group, Ltd.                       367,000    289,733             0.0%
    Beijing Jingneng Clean Energy Co., Ltd. Class H             200,000     70,483             0.0%
    Beijing North Star Co., Ltd. Class H                        234,000     76,148             0.0%
#*  Beijing Properties Holdings, Ltd.                           382,000     27,011             0.0%
    Belle International Holdings, Ltd.                          763,000    740,595             0.1%
    Besunyen Holdings Co., Ltd.                                 170,000     19,208             0.0%
#   Biostime International Holdings, Ltd.                        63,500    140,992             0.0%
#   Bloomage Biotechnology Corp., Ltd.                           15,000     27,363             0.0%
#   Boer Power Holdings, Ltd.                                    43,000     70,226             0.0%
#   Bolina Holding Co., Ltd.                                     70,000     17,041             0.0%
    Bosideng International Holdings, Ltd.                     1,138,000    109,822             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
CHINA -- (Continued)
#   Boyaa Interactive International, Ltd.                        53,000 $   22,799             0.0%
    Bracell, Ltd.                                               194,000     22,994             0.0%
    Brilliance China Automotive Holdings, Ltd.                  166,000    229,329             0.0%
#*  Byd Co., Ltd. Class H                                        27,000    167,531             0.0%
*   BYD Electronic International Co., Ltd.                      245,500    160,441             0.0%
    C C Land Holdings, Ltd.                                     580,883    148,584             0.0%
    Cabbeen Fashion, Ltd.                                        40,000     26,276             0.0%
    Carrianna Group Holdings Co., Ltd.                           26,000      2,710             0.0%
    CECEP COSTIN New Materials Group, Ltd.                      120,000     17,882             0.0%
    Central China Real Estate, Ltd.                             203,696     40,903             0.0%
    Century Sunshine Group Holdings, Ltd.                       310,000     25,472             0.0%
    Changshouhua Food Co., Ltd.                                  87,000     52,453             0.0%
#*  Chaoda Modern Agriculture Holdings, Ltd.                    547,200     24,909             0.0%
#*  Chaowei Power Holdings, Ltd.                                193,000    124,002             0.0%
*   Chia Tai Enterprises International, Ltd.                     13,460      4,915             0.0%
*   Chigo Holding, Ltd.                                       1,272,000     21,285             0.0%
#   China Aerospace International Holdings, Ltd.              1,028,000    149,037             0.0%
#*  China Agri-Industries Holdings, Ltd.                        757,700    278,165             0.0%
#   China All Access Holdings, Ltd.                             118,000     40,214             0.0%
*   China Animal Healthcare, Ltd.                                47,000     11,825             0.0%
    China Aoyuan Property Group, Ltd.                           359,000     79,827             0.0%
*   China Automation Group, Ltd.                                242,000     26,395             0.0%
    China BlueChemical, Ltd. Class H                            776,000    230,441             0.0%
    China Child Care Corp., Ltd.                                117,000     15,818             0.0%
*   China CITIC Bank Corp., Ltd. Class H                      1,055,000    683,598             0.1%
#   China Coal Energy Co., Ltd. Class H                         672,000    287,593             0.0%
    China Communications Construction Co., Ltd. Class H         655,000    904,022             0.1%
    China Communications Services Corp., Ltd. Class H           950,000    378,651             0.0%
    China Construction Bank Corp. Class H                     9,844,200  7,134,642             0.4%
#*  China COSCO Holdings Co., Ltd. Class H                      539,000    306,152             0.0%
*   China Culiangwang Beverages Holdings, Ltd.                  378,000      6,267             0.0%
*   China Datang Corp. Renewable Power Co., Ltd. Class H        559,000     73,907             0.0%
#*  China Daye Non-Ferrous Metals Mining, Ltd.                3,026,163     57,126             0.0%
*   China Dredging Environment Protection Holdings, Ltd.         44,000      6,163             0.0%
#*  China Dynamics Holdings, Ltd.                             1,050,000     72,628             0.0%
*   China Eastern Airlines Corp., Ltd. ADR                        2,373     76,316             0.0%
*   China Eastern Airlines Corp., Ltd. Class H                   82,000     52,608             0.0%
    China Electronics Corp. Holdings Co., Ltd.                  122,000     41,583             0.0%
    China Everbright Bank Co., Ltd. Class H                     269,000    131,481             0.0%
    China Everbright International, Ltd.                        307,000    494,384             0.0%
#*  China Fiber Optic Network System Group, Ltd.                521,599     62,290             0.0%
#*  China Foods, Ltd.                                           134,000     61,285             0.0%
    China Galaxy Securities Co., Ltd. Class H                   584,500    505,916             0.0%
    China Gas Holdings, Ltd.                                    184,000    292,365             0.0%
*   China Glass Holdings, Ltd.                                  262,000     35,996             0.0%
#   China Harmony New Energy Auto Holding, Ltd.                 145,000     96,527             0.0%
*   China High Precision Automation Group, Ltd.                 127,000      3,748             0.0%
*   China High Speed Transmission Equipment Group Co., Ltd.     404,000    360,049             0.0%
#   China Hongqiao Group, Ltd.                                  529,500    275,019             0.0%
*   China Household Holdings, Ltd.                            1,150,000     37,766             0.0%
#   China Huishan Dairy Holdings Co., Ltd.                      963,000    365,696             0.0%
*   China Huiyuan Juice Group, Ltd.                             365,000    164,208             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
CHINA -- (Continued)
    China International Marine Containers Group Co., Ltd.
      Class H                                                    34,100 $   60,411             0.0%
*   China ITS Holdings Co., Ltd.                                291,000     35,873             0.0%
#   China Jinmao Holdings Group, Ltd.                         1,342,000    369,621             0.0%
    China Lesso Group Holdings, Ltd.                            320,000    258,725             0.0%
    China Life Insurance Co., Ltd. ADR                           24,807    448,014             0.0%
    China Lilang, Ltd.                                          106,000     90,037             0.0%
    China Longyuan Power Group Corp., Ltd. Class H              344,000    314,059             0.0%
#*  China Lumena New Materials Corp.                            752,000         --             0.0%
    China Machinery Engineering Corp. Class H                   199,000    172,968             0.0%
    China Medical System Holdings, Ltd.                         133,000    182,684             0.0%
    China Mengniu Dairy Co., Ltd.                               224,000    433,889             0.0%
    China Merchants Bank Co., Ltd. Class H                      358,201    935,233             0.1%
    China Merchants Holdings International Co., Ltd.            294,704    976,817             0.1%
    China Merchants Land, Ltd.                                  388,000     82,229             0.0%
*   China Metal Recycling Holdings, Ltd.                         89,400     20,393             0.0%
    China Minsheng Banking Corp., Ltd. Class H                  672,600    677,664             0.1%
    China Mobile, Ltd.                                            8,000     95,867             0.0%
    China Mobile, Ltd. Sponsored ADR                             71,602  4,318,317             0.2%
#   China Modern Dairy Holdings, Ltd.                           481,000    144,066             0.0%
    China Molybdenum Co., Ltd. Class H                           79,000     43,895             0.0%
    China National Building Material Co., Ltd. Class H        1,268,000    784,582             0.1%
    China National Materials Co., Ltd. Class H                  437,000    104,845             0.0%
*   China New Town Development Co., Ltd.                      1,093,883     44,186             0.0%
#*  China Oil & Gas Group, Ltd.                               2,244,000    155,905             0.0%
    China Oilfield Services, Ltd. Class H                       318,000    353,868             0.0%
#   China Overseas Grand Oceans Group, Ltd.                     328,250    104,142             0.0%
    China Overseas Land & Investment, Ltd.                      462,827  1,494,869             0.1%
*   China Overseas Property Holdings, Ltd.                      154,275     26,274             0.0%
    China Pacific Insurance Group Co., Ltd. Class H             147,600    587,949             0.1%
    China Petroleum & Chemical Corp. ADR                         12,059    869,177             0.1%
    China Petroleum & Chemical Corp. Class H                    541,400    390,265             0.0%
    China Pioneer Pharma Holdings, Ltd.                          59,000     25,822             0.0%
    China Power International Development, Ltd.                 560,000    351,922             0.0%
    China Power New Energy Development Co., Ltd.                960,000     66,494             0.0%
#*  China Precious Metal Resources Holdings Co., Ltd.         1,688,000     73,671             0.0%
*   China Properties Group, Ltd.                                173,000     35,633             0.0%
    China Railway Construction Corp., Ltd. Class H              214,500    320,631             0.0%
    China Railway Group, Ltd. Class H                           162,000    152,601             0.0%
*   China Rare Earth Holdings, Ltd.                             896,000     81,486             0.0%
#*  China Resources and Transportation Group, Ltd.            4,200,000     17,849             0.0%
    China Resources Beer Holdings Company, Ltd.                 324,222    611,352             0.1%
    China Resources Cement Holdings, Ltd.                       680,610    274,653             0.0%
    China Resources Gas Group, Ltd.                             112,000    307,221             0.0%
    China Resources Land, Ltd.                                  310,444    806,716             0.1%
    China Resources Power Holdings Co., Ltd.                    122,000    275,984             0.0%
*   China Ruifeng Renewable Energy Holdings, Ltd.               300,000     36,657             0.0%
#*  China Sanjiang Fine Chemicals Co., Ltd.                     185,000     38,997             0.0%
    China SCE Property Holdings, Ltd.                           488,600    107,055             0.0%
#*  China Shanshui Cement Group, Ltd.                           593,000    316,752             0.0%
    China Shenhua Energy Co., Ltd. Class H                      297,116    499,905             0.0%
    China Shineway Pharmaceutical Group, Ltd.                   105,000    136,155             0.0%
*   China Shipping Container Lines Co., Ltd. Class H            943,000    386,441             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
CHINA -- (Continued)
    China Shipping Development Co., Ltd. Class H                453,752 $  328,970             0.0%
    China Silver Group, Ltd.                                     82,000     21,832             0.0%
#   China Singyes Solar Technologies Holdings, Ltd.             119,000     93,167             0.0%
#   China South City Holdings, Ltd.                           1,076,000    256,609             0.0%
    China Southern Airlines Co., Ltd. Class H                   370,000    313,972             0.0%
    China Southern Airlines Co., Ltd. Sponsored ADR               3,231    136,122             0.0%
    China State Construction International Holdings, Ltd.       199,600    302,873             0.0%
    China Suntien Green Energy Corp., Ltd. Class H              428,000     76,309             0.0%
*   China Taifeng Beddings Holdings, Ltd.                        44,000      2,299             0.0%
*   China Taiping Insurance Holdings Co., Ltd.                  167,706    526,543             0.1%
    China Telecom Corp., Ltd. ADR                                 3,368    176,146             0.0%
#*  China Tian Lun Gas Holdings, Ltd.                            58,500     53,428             0.0%
*   China Tianyi Holdings, Ltd.                                 136,000     15,750             0.0%
#*  China Traditional Chinese Medicine Co., Ltd.                216,000    163,361             0.0%
    China Travel International Investment Hong Kong, Ltd.     1,056,000    477,295             0.0%
    China Unicom Hong Kong, Ltd.                                684,000    831,840             0.1%
    China Unicom Hong Kong, Ltd. ADR                             88,795  1,090,403             0.1%
*   China Vanadium Titano--Magnetite Mining Co., Ltd.           296,000     11,782             0.0%
    China Vanke Co., Ltd. Class H                               150,000    350,817             0.0%
    China Water Affairs Group, Ltd.                             310,000    164,358             0.0%
#   China Yongda Automobiles Services Holdings, Ltd.             66,500     31,036             0.0%
#*  China Yurun Food Group, Ltd.                                590,000    125,645             0.0%
*   China Zenith Chemical Group, Ltd.                           270,000     27,806             0.0%
    China ZhengTong Auto Services Holdings, Ltd.                341,500    152,829             0.0%
#   China Zhongwang Holdings, Ltd.                              617,600    273,588             0.0%
#*  Chinasoft International, Ltd.                               266,000    115,294             0.0%
*   Chinese People Holdings Co., Ltd.                           452,587      9,954             0.0%
*   Chongqing Iron & Steel Co., Ltd. Class H                    196,000     31,436             0.0%
    Chongqing Machinery & Electric Co., Ltd. Class H            499,925     71,149             0.0%
    Chongqing Rural Commercial Bank Co., Ltd. Class H           805,000    501,425             0.0%
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings,
      Ltd.                                                       49,000      8,305             0.0%
    CIFI Holdings Group Co., Ltd.                             1,020,000    217,670             0.0%
#   CIMC Enric Holdings, Ltd.                                   128,000     84,427             0.0%
*   CITIC Dameng Holdings, Ltd.                                 361,000     30,103             0.0%
#*  CITIC Resources Holdings, Ltd.                              994,000    148,099             0.0%
    CITIC Securities Co., Ltd. Class H                           50,500    108,948             0.0%
    CITIC, Ltd.                                               1,097,000  2,048,152             0.1%
*   Citychamp Watch & Jewellery Group, Ltd.                     450,000     69,746             0.0%
    Clear Media, Ltd.                                            29,000     29,150             0.0%
    CNOOC, Ltd.                                                 862,000    971,398             0.1%
    CNOOC, Ltd. Sponsored ADR                                    21,163  2,405,810             0.1%
*   Coastal Greenland, Ltd.                                     123,000      3,095             0.0%
#   Comba Telecom Systems Holdings, Ltd.                        590,009    121,182             0.0%
*   Comtec Solar Systems Group, Ltd.                            208,000     18,965             0.0%
#   Concord New Energy Group, Ltd.                            1,630,000    110,714             0.0%
*   Coolpad Group, Ltd.                                         632,000    110,271             0.0%
    COSCO Pacific, Ltd.                                         592,674    766,746             0.1%
*   Coslight Technology International Group Co., Ltd.            54,000     20,186             0.0%
    Country Garden Holdings Co., Ltd.                         2,179,786    827,958             0.1%
    CP Pokphand Co., Ltd.                                     2,018,000    240,857             0.0%
    CPMC Holdings, Ltd.                                         118,000     66,002             0.0%
*   CRRC Corp, Ltd. Class H                                      66,000     83,985             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
CHINA -- (Continued)
    CSPC Pharmaceutical Group, Ltd.                             266,000 $  246,974             0.0%
*   CSSC Offshore and Marine Engineering Group Co., Ltd.
      Class H                                                     8,000     19,674             0.0%
    CT Environmental Group, Ltd.                                376,000    134,722             0.0%
    Da Ming International Holdings, Ltd.                         42,000     11,829             0.0%
*   DaChan Food Asia, Ltd.                                      128,000     14,349             0.0%
#   Dah Chong Hong Holdings, Ltd.                               306,000    138,614             0.0%
    Dalian Port PDA Co., Ltd. Class H                           472,000    170,218             0.0%
*   Daphne International Holdings, Ltd.                         440,000     78,085             0.0%
    Datang International Power Generation Co., Ltd. Class H     316,000    115,892             0.0%
    Dawnrays Pharmaceutical Holdings, Ltd.                       56,000     46,095             0.0%
#*  DBA Telecommunication Asia Holdings, Ltd.                    72,000      1,219             0.0%
    Digital China Holdings, Ltd.                                345,000    351,096             0.0%
    Dongfang Electric Corp., Ltd. Class H                        94,800    113,344             0.0%
    Dongfeng Motor Group Co., Ltd. Class H                      680,000    976,072             0.1%
    Dongjiang Environmental Co., Ltd. Class H                    20,000     38,603             0.0%
    Dongyue Group, Ltd.                                         421,000    114,698             0.0%
#*  Dynasty Fine Wines Group, Ltd.                              114,000      3,971             0.0%
    ENN Energy Holdings, Ltd.                                    98,000    557,635             0.1%
    EVA Precision Industrial Holdings, Ltd.                     284,000     68,105             0.0%
#   Evergrande Real Estate Group, Ltd.                        2,598,000  1,970,110             0.1%
    Fantasia Holdings Group Co., Ltd.                           564,000     66,589             0.0%
    Far East Horizon, Ltd.                                      567,000    471,616             0.0%
#   Fosun International, Ltd.                                    73,392    133,457             0.0%
    Freetech Road Recycling Technology Holdings, Ltd.            84,000      9,601             0.0%
#   Fufeng Group, Ltd.                                          335,600    177,658             0.0%
    Fuguiniao Co., Ltd. Class H                                  53,000     31,763             0.0%
*   Fullshare Holdings, Ltd.                                  1,492,500    286,623             0.0%
    Future Land Development Holdings, Ltd.                      572,000     88,198             0.0%
#*  GCL-Poly Energy Holdings, Ltd.                            3,697,000    768,355             0.1%
    Geely Automobile Holdings, Ltd.                           2,045,000  1,085,302             0.1%
*   Global Bio-Chem Technology Group Co., Ltd.                  500,000     19,534             0.0%
*   Glorious Property Holdings, Ltd.                            938,000    120,833             0.0%
    Goldbond Group Holdings, Ltd.                               330,000     16,220             0.0%
#   Golden Eagle Retail Group, Ltd.                             145,000    185,896             0.0%
    Golden Meditech Holdings, Ltd.                              510,877     74,858             0.0%
#*  Goldin Properties Holdings, Ltd.                            152,000    130,752             0.0%
#   Goldlion Holdings, Ltd.                                     162,000     68,459             0.0%
    Goldpac Group, Ltd.                                          33,000     17,023             0.0%
    GOME Electrical Appliances Holding, Ltd.                  4,671,060    853,541             0.1%
#*  Goodbaby International Holdings, Ltd.                       141,000     64,516             0.0%
    Great Wall Motor Co., Ltd. Class H                          405,000    491,817             0.0%
#   Greatview Aseptic Packaging Co., Ltd.                       226,000    106,097             0.0%
#*  Greenland Hong Kong Holdings, Ltd.                          169,000     71,359             0.0%
*   Greentown China Holdings, Ltd.                              260,000    226,414             0.0%
    Guangdong Investment, Ltd.                                  316,000    444,410             0.0%
*   Guangdong Land Holdings, Ltd.                               208,000     46,560             0.0%
    Guangdong Yueyun Transportation Co., Ltd. Class H            64,000     43,328             0.0%
    Guangshen Railway Co., Ltd. Class H                         164,000     84,749             0.0%
    Guangshen Railway Co., Ltd. Sponsored ADR                     6,099    157,598             0.0%
    Guangzhou Automobile Group Co., Ltd. Class H                120,259    104,844             0.0%
    Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.
      Class H                                                    18,000     50,655             0.0%
    Guangzhou R&F Properties Co., Ltd. Class H                  437,200    433,340             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                SHARES    VALUE++   OF NET ASSETS**
                                                              ---------- ---------- ---------------
CHINA -- (Continued)
*   Guodian Technology & Environment Group Corp., Ltd.
      Class H                                                    236,000 $   22,780             0.0%
    Haier Electronics Group Co., Ltd.                            127,000    245,120             0.0%
    Haitian International Holdings, Ltd.                          79,000    138,226             0.0%
    Haitong Securities Co., Ltd. Class H                          44,000     76,555             0.0%
#*  Hanergy Thin Film Power Group, Ltd.                          710,000     96,186             0.0%
    Harbin Electric Co., Ltd. Class H                            280,236    165,979             0.0%
    Hengan International Group Co., Ltd.                          42,000    451,913             0.0%
#   Hengdeli Holdings, Ltd.                                    1,257,400    188,761             0.0%
#*  Hi Sun Technology China, Ltd.                                372,000     71,997             0.0%
*   Hidili Industry International Development, Ltd.              268,000     13,727             0.0%
#   Hilong Holding, Ltd.                                         264,000     55,784             0.0%
*   Hisense Kelon Electrical Holdings Co., Ltd. Class H           72,000     36,627             0.0%
*   HKC Holdings, Ltd.                                           393,477      9,121             0.0%
#*  Honghua Group, Ltd.                                          628,000     50,877             0.0%
    Hopewell Highway Infrastructure, Ltd.                        186,475     85,530             0.0%
#*  Hopson Development Holdings, Ltd.                            296,000    250,088             0.0%
#   HOSA International, Ltd.                                     102,000     42,054             0.0%
#   Hua Han Bio-Pharmaceutical Holdings, Ltd. Class H          1,677,842    243,284             0.0%
    Huabao International Holdings, Ltd.                          773,000    322,315             0.0%
    Huadian Fuxin Energy Corp., Ltd. Class H                     418,000    129,670             0.0%
    Huadian Power International Corp., Ltd. Class H              274,000    201,392             0.0%
    Huaneng Power International, Inc. Class H                     58,000     62,719             0.0%
    Huaneng Power International, Inc. Sponsored ADR                3,000    131,670             0.0%
    Huaneng Renewables Corp., Ltd. Class H                     1,206,000    371,431             0.0%
    Huishang Bank Corp., Ltd. Class H                            137,000     58,683             0.0%
    Hydoo International Holding, Ltd.                            146,000     22,535             0.0%
    Industrial & Commercial Bank of China, Ltd. Class H       10,068,460  6,386,475             0.3%
#   Intime Retail Group Co., Ltd.                                304,000    334,997             0.0%
    Jiangnan Group, Ltd.                                         380,000     87,018             0.0%
    Jiangsu Expressway Co., Ltd. Class H                         166,000    223,167             0.0%
    Jiangxi Copper Co., Ltd. Class H                             337,000    443,804             0.0%
*   Jinchuan Group International Resources Co., Ltd.             352,000     17,259             0.0%
    Ju Teng International Holdings, Ltd.                         358,000    195,324             0.0%
    Jutal Offshore Oil Services, Ltd.                             64,000      6,168             0.0%
*   Kai Yuan Holdings, Ltd.                                    1,980,000     20,366             0.0%
#*  Kaisa Group Holdings, Ltd.                                   530,000     40,003             0.0%
*   Kasen International Holdings, Ltd.                            30,000      4,896             0.0%
    Kingboard Chemical Holdings, Ltd.                            260,500    367,374             0.0%
    Kingboard Laminates Holdings, Ltd.                           369,500    153,421             0.0%
#   Kingdee International Software Group Co., Ltd.               371,600    152,824             0.0%
    Kunlun Energy Co., Ltd.                                    1,342,000  1,093,846             0.1%
    KWG Property Holding, Ltd.                                   475,900    341,937             0.0%
*   Labixiaoxin Snacks Group, Ltd.                               200,000     18,006             0.0%
    Lai Fung Holdings, Ltd.                                    1,378,000     23,440             0.0%
    Le Saunda Holdings, Ltd.                                     138,600     36,949             0.0%
    Lee & Man Chemical Co., Ltd.                                  48,300     21,082             0.0%
    Lee & Man Paper Manufacturing, Ltd.                          381,600    237,079             0.0%
    Lee's Pharmaceutical Holdings, Ltd.                           20,000     25,823             0.0%
    Lenovo Group, Ltd.                                           936,000    864,867             0.1%
*   Lianhua Supermarket Holdings Co., Ltd. Class H               172,400     80,492             0.0%
#*  Lifetech Scientific Corp.                                     90,000     17,110             0.0%
*   Lingbao Gold Co., Ltd. Class H                               100,000     16,053             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                               SHARES   VALUE++  OF NET ASSETS**
                                                              --------- -------- ---------------
CHINA -- (Continued)
    Livzon Pharmaceutical Group, Inc. Class H                       780 $  3,985             0.0%
    Logan Property Holdings Co., Ltd.                           254,000  106,595             0.0%
    Longfor Properties Co., Ltd.                                401,500  538,982             0.1%
    Lonking Holdings, Ltd.                                      758,000  121,573             0.0%
#*  Loudong General Nice Resources China Holdings, Ltd.         507,600   43,229             0.0%
#*  Maanshan Iron & Steel Co., Ltd. Class H                     676,000  144,720             0.0%
    Maoye International Holdings, Ltd.                          445,000   56,446             0.0%
    Metallurgical Corp. of China, Ltd. Class H                  783,000  288,930             0.0%
#*  Microport Scientific Corp.                                   56,000   23,325             0.0%
*   MIE Holdings Corp.                                          304,000   40,250             0.0%
    MIN XIN Holdings, Ltd.                                       34,000   29,288             0.0%
*   Mingfa Group International Co., Ltd.                        589,000  140,958             0.0%
    Minmetals Land, Ltd.                                        482,000   49,532             0.0%
    Minth Group, Ltd.                                           144,000  298,363             0.0%
#*  MMG, Ltd.                                                   656,000  144,970             0.0%
    MOBI Development Co., Ltd.                                  124,000   20,367             0.0%
*   Nan Hai Corp., Ltd.                                       2,300,000   48,468             0.0%
    Nature Home Holding Co., Ltd.                                29,000    3,699             0.0%
#   NetDragon Websoft, Inc.                                      37,000  101,622             0.0%
    New China Life Insurance Co., Ltd. Class H                   32,700  143,570             0.0%
    New World China Land, Ltd.                                  669,800  444,346             0.0%
    New World Department Store China, Ltd.                      223,000   37,145             0.0%
    Nine Dragons Paper Holdings, Ltd.                           652,000  430,215             0.0%
#*  North Mining Shares Co., Ltd.                             1,510,000   16,314             0.0%
    NVC Lighting Holding, Ltd.                                  320,000   41,700             0.0%
*   O-Net Communications Group, Ltd.                            103,000   30,180             0.0%
    Overseas Chinese Town Asia Holdings, Ltd.                   104,000   46,844             0.0%
    Pacific Online, Ltd.                                        210,000   70,028             0.0%
#   Parkson Retail Group, Ltd.                                  351,500   51,796             0.0%
    People's Insurance Co. Group of China, Ltd. (The) Class H   374,000  200,638             0.0%
    PetroChina Co., Ltd. ADR                                      9,000  707,670             0.1%
    PetroChina Co., Ltd. Class H                                330,000  257,932             0.0%
#   Phoenix Healthcare Group Co., Ltd.                           13,000   19,653             0.0%
    Phoenix Satellite Television Holdings, Ltd.                 414,000   99,372             0.0%
    PICC Property & Casualty Co., Ltd. Class H                  234,502  532,703             0.1%
    Ping An Insurance Group Co. of China, Ltd. Class H          154,000  865,430             0.1%
#   Poly Property Group Co., Ltd.                               856,000  277,116             0.0%
*   Pou Sheng International Holdings, Ltd.                      772,000  123,025             0.0%
    Powerlong Real Estate Holdings, Ltd.                        418,000   82,227             0.0%
#*  Prosperity International Holdings HK, Ltd.                1,680,000   49,584             0.0%
#*  PW Medtech Group, Ltd.                                      219,000   45,778             0.0%
*   Qunxing Paper Holdings Co., Ltd.                            147,174    7,178             0.0%
*   Real Gold Mining, Ltd.                                       19,000      645             0.0%
#*  Renhe Commercial Holdings Co., Ltd.                       6,846,000  356,705             0.0%
#   REXLot Holdings, Ltd.                                     3,354,266  142,816             0.0%
    Road King Infrastructure, Ltd.                               71,000   61,818             0.0%
#*  Sany Heavy Equipment International Holdings Co., Ltd.       315,000   76,506             0.0%
*   Semiconductor Manufacturing International Corp.           6,596,000  611,051             0.1%
*   Semiconductor Manufacturing International Corp. ADR          17,475   81,259             0.0%
    Shandong Chenming Paper Holdings, Ltd. Class H              122,000   68,099             0.0%
    Shandong Weigao Group Medical Polymer Co., Ltd. Class H     176,000  121,070             0.0%
    Shandong Xinhua Pharmaceutical Co., Ltd. Class H             32,000   20,133             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
CHINA -- (Continued)
    Shanghai Electric Group Co., Ltd. Class H                   110,000 $   66,605             0.0%
    Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H        18,000     58,134             0.0%
    Shanghai Industrial Holdings, Ltd.                          195,000    510,600             0.1%
#   Shanghai Industrial Urban Development Group, Ltd.           660,000    128,070             0.0%
    Shanghai Jin Jiang International Hotels Group Co., Ltd.
      Class H                                                   348,000    107,894             0.0%
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H           70,800    162,941             0.0%
    Shanghai Prime Machinery Co., Ltd. Class H                  322,000     56,157             0.0%
*   Shanghai Zendai Property, Ltd.                            1,505,000     39,350             0.0%
*   Shengli Oil & Gas Pipe Holdings, Ltd.                       262,500      9,240             0.0%
    Shenguan Holdings Group, Ltd.                               446,000     64,286             0.0%
    Shenzhen Expressway Co., Ltd. Class H                       174,000    133,859             0.0%
    Shenzhen International Holdings, Ltd.                       342,343    521,638             0.1%
    Shenzhen Investment, Ltd.                                 1,124,345    454,859             0.0%
    Shenzhou International Group Holdings, Ltd.                  78,000    383,879             0.0%
    Shimao Property Holdings, Ltd.                              588,000  1,025,270             0.1%
*   Shougang Concord International Enterprises Co., Ltd.      1,812,000     75,557             0.0%
#   Shougang Fushan Resources Group, Ltd.                     1,048,000    138,704             0.0%
    Shui On Land, Ltd.                                        1,406,156    386,900             0.0%
*   Shunfeng International Clean Energy, Ltd.                   260,000     83,069             0.0%
    Sichuan Expressway Co., Ltd. Class H                        204,000     71,003             0.0%
    Sihuan Pharmaceutical Holdings Group, Ltd.                  716,000    152,880             0.0%
*   SIM Technology Group, Ltd.                                  400,000     21,038             0.0%
    Sino Biopharmaceutical, Ltd.                                583,999    727,982             0.1%
#*  Sino Oil And Gas Holdings, Ltd.                           5,195,000    128,140             0.0%
    Sino-Ocean Land Holdings, Ltd.                            1,017,832    587,663             0.1%
    Sinofert Holdings, Ltd.                                   1,012,000    177,761             0.0%
    Sinopec Engineering Group Co., Ltd. Class H                 361,500    311,210             0.0%
#   Sinopec Kantons Holdings, Ltd.                              324,000    182,877             0.0%
#*  Sinopec Oilfield Service Corp. Class H                       66,000     20,810             0.0%
*   Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR        4,950    207,454             0.0%
    Sinopharm Group Co., Ltd. Class H                           116,000    476,560             0.0%
#   Sinosoft Technology Group, Ltd.                              50,000     28,346             0.0%
    Sinotrans, Ltd. Class H                                     441,000    240,031             0.0%
#   Sinotruk Hong Kong, Ltd.                                    254,000    105,724             0.0%
    SITC International Holdings Co., Ltd.                       197,000    100,864             0.0%
#   Skyworth Digital Holdings, Ltd.                             697,888    516,492             0.1%
#   SMI Holdings Group, Ltd.                                    588,000     52,052             0.0%
#   SOHO China, Ltd.                                            823,000    424,298             0.0%
*   Solargiga Energy Holdings, Ltd.                             246,000      7,104             0.0%
*   Sparkle Roll Group, Ltd.                                    312,000     14,067             0.0%
    Springland International Holdings, Ltd.                     378,000     94,173             0.0%
#*  SPT Energy Group, Inc.                                      416,000     40,569             0.0%
*   SRE Group, Ltd.                                           1,064,285     52,867             0.0%
#   SSY Group, Ltd.                                             525,042    130,796             0.0%
    Sun Art Retail Group, Ltd.                                  311,500    254,617             0.0%
    Sunac China Holdings, Ltd.                                  717,000    440,646             0.0%
    Sunny Optical Technology Group Co., Ltd.                     61,000    141,364             0.0%
#*  Superb Summit International Group, Ltd.                     825,000     29,144             0.0%
    TCC International Holdings, Ltd.                            625,000    123,838             0.0%
#   TCL Communication Technology Holdings, Ltd.                 258,000    192,364             0.0%
#   TCL Multimedia Technology Holdings, Ltd.                    172,000     76,831             0.0%
#*  Technovator International, Ltd.                             126,000     78,760             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
CHINA -- (Continued)
    Tencent Holdings, Ltd.                                      150,500 $2,829,090             0.2%
#   Tenwow International Holdings, Ltd.                          59,000     19,931             0.0%
    Texhong Textile Group, Ltd.                                 138,000    102,354             0.0%
    Tian An China Investment Co., Ltd.                           67,000     40,155             0.0%
    Tian Shan Development Holdings, Ltd.                         66,000     27,674             0.0%
#   Tiangong International Co., Ltd.                            492,000     45,524             0.0%
    Tianjin Capital Environmental Protection Group Co., Ltd.
      Class H                                                    40,000     30,024             0.0%
    Tianjin Port Development Holdings, Ltd.                     772,000    128,000             0.0%
*   Tianneng Power International, Ltd.                          236,000    170,840             0.0%
    Tibet 5100 Water Resources Holdings, Ltd.                   431,000    139,459             0.0%
    Tingyi Cayman Islands Holding Corp.                         118,000    201,414             0.0%
    Tomson Group, Ltd.                                           98,360     21,557             0.0%
    Tong Ren Tang Technologies Co., Ltd. Class H                109,000    170,533             0.0%
#   Tongda Group Holdings, Ltd.                                 530,000    107,941             0.0%
    Tonly Electronics Holdings, Ltd.                             31,200     19,289             0.0%
    Top Spring International Holdings, Ltd.                     107,600     44,773             0.0%
#   Towngas China Co., Ltd.                                     191,000    128,776             0.0%
    TPV Technology, Ltd.                                        422,000     61,786             0.0%
    Travelsky Technology, Ltd. Class H                          218,471    321,173             0.0%
    Trigiant Group, Ltd.                                        360,000     75,883             0.0%
#   Truly International Holdings, Ltd.                          608,000    144,858             0.0%
    Tsingtao Brewery Co., Ltd. Class H                           18,000     85,807             0.0%
    Uni-President China Holdings, Ltd.                          182,400    149,390             0.0%
*   United Energy Group, Ltd.                                   794,000    107,097             0.0%
#   Universal Health International Group Holding, Ltd.          162,000     63,918             0.0%
    V1 Group, Ltd.                                            1,149,800     87,109             0.0%
#   Want Want China Holdings, Ltd.                              391,000    324,962             0.0%
    Wasion Group Holdings, Ltd.                                 110,000    122,032             0.0%
    Weichai Power Co., Ltd. Class H                             203,440    216,504             0.0%
    Weiqiao Textile Co. Class H                                 178,000     80,327             0.0%
    Welling Holding, Ltd.                                       394,400     65,901             0.0%
    West China Cement, Ltd.                                     894,000    152,554             0.0%
    Wisdom Sports Group                                         115,000     59,919             0.0%
*   Wumart Stores, Inc. Class H                                  97,000     69,203             0.0%
*   Wuzhou International Holdings, Ltd.                         340,000     52,585             0.0%
    Xiamen International Port Co., Ltd. Class H                 394,000    100,645             0.0%
*   Xinchen China Power Holdings, Ltd.                           64,000     15,319             0.0%
    Xingda International Holdings, Ltd.                         375,000     82,341             0.0%
    Xinhua Winshare Publishing and Media Co., Ltd. Class H      155,000    130,339             0.0%
    Xinjiang Goldwind Science & Technology Co., Ltd. Class H     51,400     96,528             0.0%
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H           228,000     25,475             0.0%
#   Xinyi Solar Holdings, Ltd.                                  370,000    146,613             0.0%
    Xiwang Special Steel Co., Ltd.                              185,000     34,484             0.0%
    XTEP International Holdings, Ltd.                           248,500    128,665             0.0%
*   Yanchang Petroleum International, Ltd.                    1,360,000     43,092             0.0%
    Yanlord Land Group, Ltd.                                     71,000     52,892             0.0%
#   Yanzhou Coal Mining Co., Ltd. Class H                       294,000    141,164             0.0%
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR                  18,500     88,615             0.0%
    Yestar International Holdings Co., Ltd.                      62,500     25,077             0.0%
    Yingde Gases Group Co., Ltd.                                460,500    204,634             0.0%
    Yip's Chemical Holdings, Ltd.                                96,000     39,387             0.0%
    Youyuan International Holdings, Ltd.                        155,510     51,527             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                               SHARES     VALUE++    OF NET ASSETS**
                                                              --------- ------------ ---------------
CHINA -- (Continued)
    Yuanda China Holdings, Ltd.                               1,038,000 $     48,721             0.0%
    Yuexiu Property Co., Ltd.                                 2,525,720      435,155             0.0%
    Yuexiu Transport Infrastructure, Ltd.                       162,639      110,886             0.0%
#   Yuzhou Properties Co., Ltd.                                 572,000      136,384             0.0%
#   Zall Development Group, Ltd.                                384,000       85,217             0.0%
    Zhaojin Mining Industry Co., Ltd. Class H                   316,500      178,370             0.0%
    Zhejiang Expressway Co., Ltd. Class H                       192,000      236,528             0.0%
    Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H      16,600        7,632             0.0%
*   Zhong An Real Estate, Ltd.                                  146,000       15,965             0.0%
#   Zhongsheng Group Holdings, Ltd.                             270,000      111,870             0.0%
    Zhuhai Holdings Investment Group, Ltd.                      196,000       28,217             0.0%
    Zhuzhou CSR Times Electric Co., Ltd. Class H                 35,000      227,019             0.0%
    Zijin Mining Group Co., Ltd. Class H                        711,000      190,208             0.0%
#   Zoomlion Heavy Industry Science and Technology Co., Ltd.
      Class H                                                   388,800      147,845             0.0%
    ZTE Corp. Class H                                            24,404       58,642             0.0%
                                                                        ------------             ---
TOTAL CHINA                                                              116,300,917             5.5%
                                                                        ------------             ---
COLOMBIA -- (0.1%)
    Almacenes Exito SA                                           17,924       80,803             0.0%
    Banco de Bogota SA                                            1,407       28,655             0.0%
    Bancolombia SA                                               25,569      207,765             0.0%
    Bancolombia SA Sponsored ADR                                  9,801      339,311             0.1%
    Celsia SA ESP                                                23,037       23,777             0.0%
    Cementos Argos SA                                            14,282       47,327             0.0%
    Corp. Financiera Colombiana SA(B000C92)                       2,384       31,139             0.0%
    Corp. Financiera Colombiana SA(BYPK1V0)                          22          289             0.0%
    Ecopetrol SA                                                116,153       54,127             0.0%
    Ecopetrol SA Sponsored ADR                                   10,314       96,127             0.0%
    Empresa de Telecomunicaciones de Bogota                      40,000        8,215             0.0%
    Grupo Aval Acciones y Valores SA ADR                          2,187       17,518             0.0%
    Grupo de Inversiones Suramericana SA                          9,338      118,554             0.0%
    Grupo Nutresa SA                                             12,229       92,108             0.0%
    Interconexion Electrica SA ESP                               39,591       94,844             0.0%
    Isagen SA ESP                                                98,052      103,907             0.0%
                                                                        ------------             ---
TOTAL COLOMBIA                                                             1,344,466             0.1%
                                                                        ------------             ---
CZECH REPUBLIC -- (0.0%)
    CEZ A.S.                                                     11,693      233,632             0.0%
    Komercni banka as                                               727      150,662             0.0%
    Pegas Nonwovens SA                                            2,000       62,486             0.0%
    Philip Morris CR A.S.                                           100       47,682             0.0%
*   Unipetrol A.S.                                               11,278       67,821             0.0%
                                                                        ------------             ---
TOTAL CZECH REPUBLIC                                                         562,283             0.0%
                                                                        ------------             ---
DENMARK -- (1.3%)
    ALK-Abello A.S.                                               1,380      150,105             0.0%
    Alm Brand A.S.                                               33,412      189,282             0.0%
    Ambu A.S. Class B                                             7,992      216,547             0.0%
    AP Moeller--Maersk A.S. Class A                                 262      375,678             0.0%
    AP Moeller--Maersk A.S. Class B                                 571      842,693             0.1%
#*  Bang & Olufsen A.S.                                          12,488       82,150             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
DENMARK -- (Continued)
*   Bavarian Nordic A.S.                                        9,044 $   361,895             0.0%
    Carlsberg A.S. Class B                                     11,140     912,690             0.1%
    Chr Hansen Holding A.S.                                    24,228   1,455,689             0.1%
    Coloplast A.S. Class B                                      4,082     292,778             0.0%
*   D/S Norden A.S.                                             9,989     199,173             0.0%
    Danske Bank A.S.                                           46,078   1,267,774             0.1%
    DFDS A.S.                                                   7,800     236,890             0.0%
    DSV A.S.                                                   51,759   2,100,342             0.1%
    FLSmidth & Co. A.S.                                        15,418     583,644             0.0%
*   Genmab A.S.                                                 7,760     765,762             0.0%
    GN Store Nord A.S.                                         48,850     891,008             0.1%
*   H Lundbeck A.S.                                            10,619     311,952             0.0%
*   H+H International A.S. Class B                              2,233      18,401             0.0%
    IC Group A.S.                                               1,760      48,459             0.0%
*   Jeudan A.S.                                                   397      39,359             0.0%
*   Jyske Bank A.S.                                            19,952     973,250             0.1%
    NKT Holding A.S.                                            8,714     474,226             0.0%
    Nordjyske Bank A.S.                                         2,948      48,856             0.0%
    Novo Nordisk A.S. Class B                                  43,268   2,297,681             0.1%
    Novo Nordisk A.S. Sponsored ADR                            20,820   1,107,208             0.1%
    Novozymes A.S. Class B                                     23,159   1,073,584             0.1%
    Pandora A.S.                                               18,262   2,107,386             0.1%
*   Parken Sport & Entertainment A.S.                           1,975      15,712             0.0%
    PER Aarsleff A.S. Class B                                     698     234,244             0.0%
    Ringkjoebing Landbobank A.S.                                1,038     222,325             0.0%
    Rockwool International A.S. Class B                         1,847     289,382             0.0%
    Royal Unibrew A.S.                                         13,435     531,991             0.0%
    RTX A.S.                                                    2,243      28,949             0.0%
*   Santa Fe Group A.S.                                         5,671      45,065             0.0%
    Schouw & Co.                                                5,455     285,052             0.0%
    SimCorp A.S.                                               11,800     578,954             0.0%
    Solar A.S. Class B                                          2,216     135,152             0.0%
    Spar Nord Bank A.S.                                        12,953     124,074             0.0%
    Sydbank A.S.                                               30,977   1,018,952             0.1%
    TDC A.S.                                                  159,600     834,372             0.0%
    Tivoli A.S.                                                     8       3,918             0.0%
*   TK Development A.S.                                        38,322      46,646             0.0%
*   Topdanmark A.S.                                            25,711     684,172             0.0%
    Tryg A.S.                                                  29,040     521,885             0.0%
    United International Enterprises                              860     134,294             0.0%
    Vestas Wind Systems A.S.                                   30,354   1,769,766             0.1%
*   Vestjysk Bank A.S.                                          5,218       6,926             0.0%
*   William Demant Holding A.S.                                 5,628     488,948             0.0%
*   Zealand Pharma A.S.                                         3,026      67,415             0.0%
                                                                      -----------             ---
TOTAL DENMARK                                                          27,492,656             1.3%
                                                                      -----------             ---
EGYPT -- (0.0%)
    Commercial International Bank Egypt SAE GDR                20,270     118,279             0.0%
*   Global Telecom Holding SAE GDR                             18,270      21,269             0.0%
                                                                      -----------             ---
TOTAL EGYPT                                                               139,548             0.0%
                                                                      -----------             ---

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
FINLAND -- (1.2%)
    Ahlstrom Oyj                                                7,221 $   58,534             0.0%
    Alma Media Oyj                                              3,037      9,010             0.0%
    Amer Sports Oyj                                            44,342  1,244,484             0.1%
    Aspo Oyj                                                    6,086     47,727             0.0%
    Atria Oyj                                                   2,101     19,062             0.0%
    BasWare Oyj                                                 1,070     44,279             0.0%
*   Biotie Therapies Oyj                                       19,018      3,262             0.0%
    Cargotec Oyj Class B                                       14,413    513,800             0.0%
    Caverion Corp.                                             19,094    166,243             0.0%
    Citycon Oyj                                                90,504    238,150             0.0%
    Comptel Oyj                                                10,166     13,306             0.0%
    Cramo Oyj                                                  14,158    259,986             0.0%
    Elisa Oyj                                                  32,593  1,227,982             0.1%
    F-Secure Oyj                                               21,049     62,880             0.0%
*   Finnair Oyj                                                18,798     77,724             0.0%
*   Finnlines Oyj                                               2,556     48,847             0.0%
    Fiskars Oyj Abp                                            10,974    227,207             0.0%
    Fortum Oyj                                                117,322  1,759,348             0.1%
    HKScan Oyj Class A                                          9,570     38,513             0.0%
    Huhtamaki Oyj                                              31,160  1,099,304             0.1%
    Kemira Oyj                                                 42,249    500,419             0.0%
    Kesko Oyj Class A                                           6,764    208,667             0.0%
    Kesko Oyj Class B                                          24,740    789,808             0.1%
    Kone Oyj Class B                                           22,183    946,116             0.1%
    Konecranes Oyj                                              9,577    256,742             0.0%
    Lassila & Tikanoja Oyj                                      9,467    183,158             0.0%
*   Lemminkainen Oyj                                              971     14,014             0.0%
    Metsa Board Oyj                                            80,239    510,497             0.0%
    Metso Oyj                                                  21,535    527,223             0.0%
    Metso Oyj Sponsored ADR                                       800      4,888             0.0%
    Munksjo Oyj                                                 3,996     37,242             0.0%
    Neste Oyj                                                  50,918  1,241,508             0.1%
    Nokia Oyj                                                 209,365  1,557,437             0.1%
    Nokian Renkaat Oyj                                         20,319    766,566             0.1%
    Okmetic Oyj                                                 4,178     31,766             0.0%
    Olvi Oyj Class A                                            3,955     95,919             0.0%
*   Oriola-KD Oyj Class B                                      34,758    169,845             0.0%
    Orion Oyj Class A                                           4,544    161,488             0.0%
    Orion Oyj Class B                                          21,344    762,354             0.0%
*   Outokumpu Oyj                                              68,849    233,787             0.0%
    Outotec Oyj                                                66,017    227,069             0.0%
    PKC Group Oyj                                               8,416    154,903             0.0%
    Ponsse Oy                                                   1,987     38,053             0.0%
*   Poyry Oyj                                                   5,709     24,823             0.0%
    Raisio Oyj Class V                                         34,182    161,002             0.0%
    Ramirent Oyj                                               28,261    219,645             0.0%
    Revenio Group Oyj                                             670     21,005             0.0%
    Saga Furs Oyj                                                 230      4,597             0.0%
    Sampo Oyj Class A                                          33,974  1,660,567             0.1%
    Sanoma Oyj                                                 36,233    158,846             0.0%
    SRV Group Oyj                                               3,551     10,469             0.0%
*   Stockmann Oyj Abp Class B                                   5,103     39,757             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
FINLAND -- (Continued)
    Stora Enso Oyj Class R                                    222,343 $ 2,062,496             0.1%
    Stora Enso Oyj Sponsored ADR                                1,800      16,632             0.0%
*   Talvivaara Mining Co. P.L.C.                              136,822         858             0.0%
    Technopolis Oyj                                            32,902     132,809             0.0%
    Tieto Oyj                                                  21,406     548,920             0.0%
    Tikkurila Oyj                                               7,917     145,321             0.0%
    UPM-Kymmene Oyj                                           189,105   3,540,229             0.2%
    UPM-Kymmene Oyj Sponsored ADR                               1,300      24,479             0.0%
    Uponor Oyj                                                 10,661     141,937             0.0%
    Vaisala Oyj Class A                                         1,077      28,784             0.0%
    Valmet OYJ                                                 15,435     162,452             0.0%
    Wartsila Oyj Abp                                           17,603     751,489             0.0%
    YIT Oyj                                                    48,840     257,438             0.0%
                                                                      -----------             ---
TOTAL FINLAND                                                          26,693,672             1.3%
                                                                      -----------             ---
FRANCE -- (5.6%)
    Accor SA                                                   23,450   1,164,515             0.1%
    Actia Group                                                 1,316       7,732             0.0%
    Aeroports de Paris                                          1,857     233,284             0.0%
#*  Air France-KLM                                             36,000     263,377             0.0%
    Air Liquide SA                                              8,915   1,153,306             0.1%
    Airbus Group SE                                            24,049   1,674,658             0.1%
    Akka Technologies                                           1,839      50,724             0.0%
    Albioma SA                                                  7,343     119,374             0.0%
*   Alcatel-Lucent                                            273,934   1,111,990             0.1%
*   Alstom SA                                                  18,328     596,579             0.0%
    Alten SA                                                    6,798     352,395             0.0%
    Altran Technologies SA                                     40,760     508,130             0.0%
    April SA                                                    3,147      44,630             0.0%
*   Archos                                                      2,165       3,970             0.0%
    Arkema SA                                                  19,277   1,408,737             0.1%
    Assystem                                                    3,266      68,190             0.0%
    Atos SE                                                    21,607   1,720,058             0.1%
    Aubay                                                         778      13,629             0.0%
    Audika Groupe                                               1,267      24,793             0.0%
    AXA SA                                                     74,985   2,001,208             0.1%
    AXA SA Sponsored ADR                                       58,200   1,553,940             0.1%
    Axway Software SA                                           1,277      34,029             0.0%
    Beneteau SA                                                 6,084      92,262             0.0%
    BioMerieux                                                  3,081     357,931             0.0%
    BNP Paribas SA                                             66,145   4,008,202             0.2%
    Boiron SA                                                   1,642     145,147             0.0%
    Bollore SA                                                181,457     897,018             0.1%
    Bonduelle SCA                                               4,965     123,694             0.0%
    Bouygues SA                                                42,186   1,594,504             0.1%
    Bureau Veritas SA                                          15,901     359,138             0.0%
    Burelle SA                                                     45      33,155             0.0%
    Cap Gemini SA                                              18,385   1,634,721             0.1%
    Carrefour SA                                               93,548   3,048,352             0.2%
    Casino Guichard Perrachon SA                               15,049     864,636             0.1%
*   Cegedim SA                                                    878      31,068             0.0%
    Cegid Group SA                                              2,254     105,991             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
FRANCE -- (Continued)
*   CGG SA                                                     27,001 $  108,233             0.0%
#*  CGG SA Sponsored ADR                                       23,995     97,180             0.0%
    Chargeurs SA                                               10,394     89,011             0.0%
    Christian Dior SE                                           2,587    508,454             0.0%
    Cie de Saint-Gobain                                        82,244  3,442,820             0.2%
    Cie Generale des Etablissements Michelin                   36,347  3,615,646             0.2%
    CNP Assurances                                             24,296    346,564             0.0%
    Credit Agricole SA                                         72,678    917,959             0.1%
    Danone SA                                                  14,435  1,003,233             0.1%
    Danone SA Sponsored ADR                                       600      8,334             0.0%
    Dassault Systemes                                           3,682    290,466             0.0%
    Dassault Systemes ADR                                       1,228     96,816             0.0%
*   Derichebourg SA                                            35,689    109,525             0.0%
    Devoteam SA                                                 2,730     88,720             0.0%
    Edenred                                                    25,701    471,893             0.0%
    Eiffage SA                                                 11,260    701,515             0.0%
    Electricite de France SA                                   34,066    633,202             0.0%
    Elior                                                       5,587    105,927             0.0%
    Engie SA                                                  232,710  4,072,610             0.2%
*   Eramet                                                      1,419     55,981             0.0%
    Essilor International SA                                   13,092  1,718,501             0.1%
*   Esso SA Francaise                                           1,078     61,803             0.0%
*   Etablissements Maurel et Prom                              38,170    137,310             0.0%
    Euler Hermes Group                                          3,547    332,902             0.0%
    Eurofins Scientific SE                                      1,562    565,036             0.0%
    Eutelsat Communications SA                                 20,356    670,924             0.0%
    Exel Industries Class A                                       289     14,775             0.0%
    Faiveley Transport SA                                       1,094    115,393             0.0%
    Faurecia                                                   25,241    997,739             0.1%
    Fimalac                                                     1,023     91,965             0.0%
    Fleury Michon SA                                              371     26,536             0.0%
*   GameLoft SE                                                12,299     70,131             0.0%
    Gaztransport Et Technigaz SA                                3,608    180,511             0.0%
    GL Events                                                   3,809     72,582             0.0%
    Groupe Crit                                                 1,156     62,656             0.0%
    Groupe Eurotunnel SE                                       84,383  1,181,210             0.1%
*   Groupe Flo                                                  1,396      3,485             0.0%
*   Groupe Fnac SA                                              1,564    101,334             0.0%
    Groupe Gorge                                                  566     14,463             0.0%
    Guerbet                                                     1,590    107,846             0.0%
    Haulotte Group SA                                           4,444     62,904             0.0%
    Havas SA                                                    7,864     68,108             0.0%
    Hermes International                                          651    250,406             0.0%
*   Hi-Media SA                                                   630      2,758             0.0%
*   Hipay Group SA                                              2,042     20,841             0.0%
    Iliad SA                                                    1,366    286,881             0.0%
    Imerys SA                                                   9,112    623,539             0.0%
    Ingenico Group SA                                           6,146    724,316             0.0%
    Interparfums SA                                             2,156     55,157             0.0%
    Ipsen SA                                                    3,728    235,117             0.0%
    IPSOS                                                       7,996    162,202             0.0%
    Jacquet Metal Service                                       5,045     73,560             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
FRANCE -- (Continued)
    JCDecaux SA                                                 8,027 $  326,041             0.0%
    Kering                                                      4,925    910,851             0.1%
    Korian SA                                                  12,156    459,521             0.0%
    L'Oreal SA                                                  3,377    615,643             0.0%
    Lafarge SA Sponsored ADR                                    1,300     21,437             0.0%
    Lagardere SCA                                              30,007    873,066             0.1%
    Laurent-Perrier                                               664     57,565             0.0%
*   Le Noble Age                                                1,043     24,761             0.0%
    Lectra                                                      1,700     20,056             0.0%
    Legrand SA                                                 14,410    789,726             0.0%
    LISI                                                        5,407    131,996             0.0%
    LVMH Moet Hennessy Louis Vuitton SE                        10,748  2,000,949             0.1%
    Maisons France Confort                                        535     23,356             0.0%
    Manitou BF SA                                               2,706     37,402             0.0%
    Manutan International                                         734     37,289             0.0%
    Mersen                                                      5,087     95,438             0.0%
*   METabolic EXplorer SA                                       4,118     20,514             0.0%
    Metropole Television SA                                    10,628    204,438             0.0%
    MGI Coutier                                                 4,240     75,697             0.0%
    Montupet                                                    2,642    207,117             0.0%
    Natixis SA                                                123,000    752,942             0.0%
*   Naturex                                                     1,515    106,564             0.0%
    Neopost SA                                                 14,136    351,200             0.0%
*   Nexans SA                                                  12,027    478,084             0.0%
    Nexity SA                                                  12,666    560,474             0.0%
    NextRadioTV                                                   290     11,395             0.0%
*   NRJ Group                                                   4,409     40,916             0.0%
    Oeneo SA                                                    2,265     15,950             0.0%
    Orange SA                                                 252,114  4,445,197             0.2%
    Orange SA Sponsored ADR                                    26,020    456,651             0.0%
    Orpea                                                       6,169    494,896             0.0%
*   Parrot SA                                                   3,660    165,554             0.0%
    Pernod Ricard SA                                           11,956  1,406,853             0.1%
*   Peugeot SA                                                 89,181  1,566,865             0.1%
*   Pierre & Vacances SA                                        1,648     45,106             0.0%
    Plastic Omnium SA                                          22,695    655,090             0.0%
    Plastivaloire                                                 197     14,721             0.0%
    Publicis Groupe SA                                          8,193    530,704             0.0%
    Publicis Groupe SA ADR                                      1,600     25,984             0.0%
    Rallye SA                                                   8,358    154,548             0.0%
*   Recylex SA                                                  5,815      8,248             0.0%
    Renault SA                                                 23,943  2,256,007             0.1%
    Rexel SA                                                   78,074  1,065,539             0.1%
    Rubis SCA                                                   8,002    641,353             0.0%
    Safran SA                                                  13,595  1,032,595             0.1%
    Saft Groupe SA                                              8,063    207,828             0.0%
    Sanofi                                                     34,882  3,518,750             0.2%
    Sanofi ADR                                                 39,660  1,996,484             0.1%
    Sartorius Stedim Biotech                                      779    275,076             0.0%
    Savencia SA                                                 1,129     70,383             0.0%
    Schneider Electric SE(4834108)                             30,730  1,853,484             0.1%
    Schneider Electric SE(B11BPS1)                              1,444     87,078             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES    VALUE++    OF NET ASSETS**
                                                              ------- ------------ ---------------
FRANCE -- (Continued)
    SCOR SE                                                    40,715 $  1,513,892             0.1%
    SEB SA                                                      5,799      588,979             0.0%
    Seche Environnement SA                                        824       28,414             0.0%
*   Sequana SA                                                 11,045       47,509             0.0%
    SES SA                                                     19,167      565,529             0.0%
    Societe BIC SA                                              3,399      541,657             0.0%
    Societe Generale SA                                        52,687    2,446,953             0.1%
*   Societe Internationale de Plantations d'Heveas SA             245        7,033             0.0%
    Societe Television Francaise 1                             27,609      354,683             0.0%
    Sodexo SA                                                   4,695      417,346             0.0%
#   Solocal Group                                               7,072       57,504             0.0%
    Somfy SA                                                      158       49,381             0.0%
    Sopra Steria Group                                          3,733      424,588             0.0%
*   Ste Industrielle d'Aviation Latecoere SA                   25,338      115,443             0.0%
    Stef SA                                                     1,461      107,611             0.0%
    STMicroelectronics NV(2430025)                             37,473      258,189             0.0%
    STMicroelectronics NV(5962332)                            121,184      834,990             0.1%
    Suez Environnement Co.                                     35,668      677,258             0.0%
    Sword Group                                                 1,588       41,508             0.0%
    Synergie SA                                                 5,958      159,406             0.0%
    Tarkett SA                                                  1,244       37,105             0.0%
    Technicolor SA                                             47,505      321,269             0.0%
    Technip SA                                                 23,505    1,224,840             0.1%
    Teleperformance                                            15,209    1,193,617             0.1%
    Tessi SA                                                       80       10,072             0.0%
    Thales SA                                                  10,191      736,721             0.0%
*   Theolia SA                                                 18,523       11,997             0.0%
    Total Gabon                                                    81       16,115             0.0%
    Total SA                                                  182,093    8,805,802             0.4%
    Total SA Sponsored ADR                                     86,536    4,173,631             0.2%
    Touax SA                                                       25          359             0.0%
    Trigano SA                                                  2,400      115,395             0.0%
*   UBISOFT Entertainment                                      39,703    1,189,554             0.1%
    Valeo SA                                                   12,678    1,957,804             0.1%
    Vallourec SA                                               26,458      292,871             0.0%
*   Valneva SE                                                  1,012        3,763             0.0%
    Veolia Environnement SA                                    39,060      907,373             0.1%
    Veolia Environnement SA ADR                                13,366      310,760             0.0%
    Vetoquinol SA                                                 532       22,318             0.0%
    Vicat                                                       1,698      108,787             0.0%
    VIEL & Cie SA                                              13,569       47,484             0.0%
    Vilmorin & Cie SA                                           1,466      103,285             0.0%
    Vinci SA                                                   37,019    2,492,350             0.1%
    Virbac SA                                                     896      178,503             0.0%
    Vivendi SA                                                 75,953    1,827,189             0.1%
    Vranken-Pommery Monopole SA                                   106        3,344             0.0%
*   Worldline SA                                                1,242       30,121             0.0%
    Zodiac Aerospace                                           32,659      823,880             0.0%
                                                                      ------------             ---
TOTAL FRANCE                                                           121,671,611             5.7%
                                                                      ------------             ---
GERMANY -- (5.1%)
    Aareal Bank AG                                             25,760      981,408             0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
GERMANY -- (Continued)
    Adidas AG                                                  17,702 $1,586,426             0.1%
    Adler Modemaerkte AG                                        2,793     32,060             0.0%
*   ADVA Optical Networking SE                                 17,734    191,968             0.0%
*   Air Berlin P.L.C.                                           7,620      7,614             0.0%
#*  AIXTRON SE                                                 16,599    105,627             0.0%
    Allgeier SE                                                 1,637     30,265             0.0%
    Allianz SE                                                 20,893  3,657,690             0.2%
    Allianz SE Sponsored ADR                                   41,455    727,535             0.0%
    Amadeus Fire AG                                               675     56,315             0.0%
    Aurubis AG                                                 14,067    939,674             0.1%
    Axel Springer SE                                            9,141    513,722             0.0%
    BASF SE                                                    45,568  3,733,105             0.2%
    BASF SE Sponsored ADR                                       1,000     81,870             0.0%
    Bauer AG                                                    4,794    101,198             0.0%
    Bayer AG                                                   23,166  3,088,848             0.2%
    Bayer AG Sponsored ADR                                        200     26,688             0.0%
    Bayerische Motoren Werke AG                                44,033  4,510,228             0.2%
    BayWa AG                                                    6,350    214,942             0.0%
    Bechtle AG                                                  3,005    277,352             0.0%
    Beiersdorf AG                                               4,330    411,245             0.0%
    Bertrandt AG                                                  886    103,915             0.0%
    Bijou Brigitte AG                                             921     51,149             0.0%
    Bilfinger SE                                               14,926    668,942             0.0%
#   Biotest AG                                                  2,019     30,440             0.0%
    Borussia Dortmund GmbH & Co. KGaA                          46,692    207,872             0.0%
    Brenntag AG                                                27,624  1,668,028             0.1%
    CANCOM SE                                                   3,759    147,459             0.0%
    Carl Zeiss Meditec AG                                       7,097    207,881             0.0%
    CENIT AG                                                    4,236     83,673             0.0%
    CENTROTEC Sustainable AG                                    4,859     77,609             0.0%
    Cewe Stiftung & Co. KGAA                                    2,229    134,063             0.0%
    Comdirect Bank AG                                          12,756    154,360             0.0%
*   Commerzbank AG                                            133,302  1,466,017             0.1%
    CompuGroup Medical AG                                       4,683    137,990             0.0%
*   Constantin Medien AG                                          444        900             0.0%
    Continental AG                                              6,411  1,539,471             0.1%
*   CropEnergies AG                                             5,648     34,919             0.0%
    CTS Eventim AG & Co. KGaA                                   9,615    376,326             0.0%
    Daimler AG                                                 98,349  8,528,208             0.4%
*   DEAG Deutsche Entertainment AG                              5,236     22,053             0.0%
    Delticom AG                                                   285      6,576             0.0%
#   Deutsche Bank AG                                           63,303  1,769,319             0.1%
    Deutsche Boerse AG                                          9,069    836,202             0.1%
*   Deutsche Lufthansa AG                                      89,490  1,321,565             0.1%
    Deutsche Post AG                                           38,018  1,129,376             0.1%
    Deutsche Telekom AG                                       235,891  4,418,612             0.2%
    Deutsche Telekom AG Sponsored ADR                         104,159  1,943,607             0.1%
    Deutsche Wohnen AG                                         43,141  1,216,100             0.1%
    Deutz AG                                                   40,350    151,201             0.0%
*   Dialog Semiconductor P.L.C.                                11,423    422,592             0.0%
    DIC Asset AG                                                2,409     23,702             0.0%
    DMG Mori AG                                                13,507    536,297             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
GERMANY -- (Continued)
    Dr Hoenle AG                                                  518 $   14,261             0.0%
    Draegerwerk AG & Co. KGaA                                     972     62,299             0.0%
    Drillisch AG                                                9,662    498,274             0.0%
    Duerr AG                                                    5,414    450,785             0.0%
    E.ON SE                                                   169,699  1,790,181             0.1%
    E.ON SE Sponsored ADR                                       3,600     38,016             0.0%
    Eckert & Ziegler AG                                           831     17,527             0.0%
    Elmos Semiconductor AG                                      4,775     70,768             0.0%
    ElringKlinger AG                                           10,967    245,391             0.0%
*   Euromicron AG                                               1,356     12,564             0.0%
*   Evotec AG                                                  17,286     75,323             0.0%
    Fielmann AG                                                 3,741    261,903             0.0%
*   First Sensor AG                                               945     11,745             0.0%
    Francotyp-Postalia Holding AG Class A                       3,372     16,582             0.0%
    Fraport AG Frankfurt Airport Services Worldwide            10,309    653,618             0.0%
    Freenet AG                                                 32,223  1,087,002             0.1%
    Fresenius Medical Care AG & Co. KGaA                       21,771  1,959,553             0.1%
#   Fresenius Medical Care AG & Co. KGaA ADR                    4,200    188,706             0.0%
    Fresenius SE & Co. KGaA                                    58,466  4,296,222             0.2%
    Fuchs Petrolub SE                                           3,474    143,800             0.0%
    GEA Group AG                                               24,099    965,783             0.1%
    Gerresheimer AG                                            12,028    937,881             0.1%
    Gerry Weber International AG                                5,150     83,845             0.0%
    Gesco AG                                                      578     40,958             0.0%
    GFK SE                                                      4,918    181,230             0.0%
    GFT Technologies SE                                         4,170    122,978             0.0%
    Grammer AG                                                  7,527    200,731             0.0%
    Grenkeleasing AG                                            1,850    339,438             0.0%
*   H&R AG                                                      1,360     12,288             0.0%
    Hamburger Hafen und Logistik AG                            10,530    152,307             0.0%
    Hannover Rueck SE                                           7,721    892,626             0.1%
    HeidelbergCement AG                                        18,043  1,343,654             0.1%
*   Heidelberger Druckmaschinen AG                             82,461    236,727             0.0%
    Henkel AG & Co. KGaA                                        3,035    280,139             0.0%
    Highlight Communications AG                                 2,399     12,540             0.0%
    Hochtief AG                                                 7,122    662,579             0.0%
    Homag Group AG                                              1,005     38,852             0.0%
    Hornbach Baumarkt AG                                          762     27,225             0.0%
    Hugo Boss AG                                                5,937    610,479             0.0%
    Indus Holding AG                                            5,695    265,098             0.0%
    Infineon Technologies AG                                   66,375    817,602             0.1%
    Infineon Technologies AG ADR                               51,213    635,041             0.0%
    Init Innovation In Traffic Systems AG                       1,003     22,421             0.0%
    Isra Vision AG                                              1,285     76,494             0.0%
    Jenoptik AG                                                15,465    250,072             0.0%
    K+S AG                                                     44,637  1,126,785             0.1%
    KION Group AG                                              13,742    619,240             0.0%
#   Kloeckner & Co. SE                                         40,987    365,099             0.0%
*   Koenig & Bauer AG                                           5,554    174,176             0.0%
*   Kontron AG                                                 18,410     62,709             0.0%
    Krones AG                                                   4,409    530,291             0.0%
    KSB AG                                                         38     16,750             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
GERMANY -- (Continued)
#   KUKA AG                                                     6,263 $  529,273             0.0%
    KWS Saat SE                                                   399    129,006             0.0%
    Lanxess AG                                                 26,536  1,423,995             0.1%
    LEG Immobilien AG                                           8,747    697,356             0.0%
    Leifheit AG                                                   268     13,870             0.0%
    Leoni AG                                                   11,807    482,298             0.0%
    Linde AG                                                   15,298  2,653,521             0.1%
    LPKF Laser & Electronics AG                                 6,371     59,162             0.0%
    MAN SE                                                      2,456    255,921             0.0%
#*  Manz AG                                                       880     40,620             0.0%
    Merck KGaA                                                  4,695    458,366             0.0%
    Metro AG                                                   42,571  1,309,726             0.1%
    MLP AG                                                     11,364     49,389             0.0%
    MTU Aero Engines AG                                        13,069  1,208,995             0.1%
    Muenchener Rueckversicherungs-Gesellschaft AG              11,831  2,359,030             0.1%
    MVV Energie AG                                              1,519     34,371             0.0%
    Nemetschek AG                                               3,608    155,508             0.0%
    Nexus AG                                                      982     17,673             0.0%
*   Nordex SE                                                  13,855    452,562             0.0%
    Norma Group SE                                              6,415    328,980             0.0%
    OHB SE                                                      1,700     35,910             0.0%
    Osram Licht AG                                             19,735  1,159,717             0.1%
#*  Paion AG                                                    2,335      5,698             0.0%
*   Patrizia Immobilien AG                                     11,249    309,270             0.0%
    Pfeiffer Vacuum Technology AG                               1,679    209,089             0.0%
    PNE Wind AG                                                19,757     51,377             0.0%
    ProSiebenSat.1 Media SE                                     4,514    243,917             0.0%
    Puma SE                                                     1,031    230,720             0.0%
*   PVA TePla AG                                                1,103      3,046             0.0%
*   QIAGEN NV                                                  41,170    998,108             0.1%
#   QSC AG                                                     42,400     74,321             0.0%
    R Stahl AG                                                    845     26,974             0.0%
    Rational AG                                                   425    168,657             0.0%
    Rheinmetall AG                                             12,669    796,840             0.1%
    Rhoen-Klinikum AG                                          16,127    481,080             0.0%
    RTL Group SA                                                1,125     97,318             0.0%
    RWE AG                                                    106,628  1,481,837             0.1%
    SAF-Holland SA                                             19,185    280,012             0.0%
    Salzgitter AG                                              16,298    469,988             0.0%
    SAP SE                                                     11,432    901,242             0.1%
#   SAP SE Sponsored ADR                                        9,200    724,132             0.0%
    Schaltbau Holding AG                                        1,314     73,172             0.0%
#*  SGL Carbon SE                                               7,545    138,426             0.0%
    SHW AG                                                      2,328     60,947             0.0%
    Siemens AG                                                 35,964  3,612,373             0.2%
    Sixt SE                                                     5,146    287,010             0.0%
*   SKW Stahl-Metallurgie Holding AG                            1,468      6,781             0.0%
*   SMA Solar Technology AG                                     4,692    226,189             0.0%
*   SMT Scharf AG                                               1,160     14,386             0.0%
    Software AG                                                15,798    459,008             0.0%
    Stada Arzneimittel AG                                      23,931    910,390             0.1%
    STRATEC Biomedical AG                                         978     56,956             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES    VALUE++    OF NET ASSETS**
                                                              ------- ------------ ---------------
GERMANY -- (Continued)
    Stroeer SE                                                  4,716 $    297,557             0.0%
    Suedzucker AG                                              33,285      621,179             0.0%
    Surteco SE                                                  1,373       26,802             0.0%
*   Suss Microtec AG                                           10,380       78,780             0.0%
    Symrise AG                                                  8,944      588,664             0.0%
    TAG Immobilien AG                                          31,339      405,650             0.0%
    Takkt AG                                                   13,209      245,297             0.0%
*   Talanx AG                                                  13,566      434,692             0.0%
    Telefonica Deutschland Holding AG                          91,168      586,908             0.0%
    ThyssenKrupp AG                                            47,834      963,851             0.1%
*   Tom Tailor Holding AG                                       3,636       24,097             0.0%
*   Tomorrow Focus AG                                           3,932       14,417             0.0%
    United Internet AG                                         16,617      862,802             0.1%
*   VERBIO Vereinigte BioEnergie AG                             6,059       35,865             0.0%
#   Volkswagen AG                                               4,093      566,763             0.0%
    Vonovia SE                                                 13,712      457,077             0.0%
*   Vossloh AG                                                  2,562      188,274             0.0%
    VTG AG                                                      5,010      163,462             0.0%
    Wacker Chemie AG                                            5,631      494,159             0.0%
    Wacker Neuson SE                                           10,273      142,858             0.0%
    Washtec AG                                                  1,256       39,118             0.0%
    Wincor Nixdorf AG                                           7,817      400,942             0.0%
    XING AG                                                       444       87,642             0.0%
    Zeal Network SE                                             1,644       75,440             0.0%
                                                                      ------------             ---
TOTAL GERMANY                                                          109,747,571             5.2%
                                                                      ------------             ---
GREECE -- (0.1%)
    Aegean Airlines SA                                          4,941       38,362             0.0%
*   Alpha Bank AE                                             118,200       15,070             0.0%
    Athens Water Supply & Sewage Co. SA (The)                   6,973       44,267             0.0%
    Bank of Greece                                              2,794       29,612             0.0%
*   Ellaktor SA                                                21,206       41,681             0.0%
    FF Group                                                    3,954       79,728             0.0%
*   Fourlis Holdings SA                                         8,683       26,626             0.0%
*   Frigoglass SAIC                                             9,752       24,347             0.0%
*   GEK Terna Holding Real Estate Construction SA              10,261       21,217             0.0%
    Hellenic Exchanges--Athens Stock Exchange SA               18,545      106,175             0.0%
    Hellenic Petroleum SA                                      18,644      109,147             0.0%
    Hellenic Telecommunications Organization SA                24,316      227,627             0.0%
*   Intralot SA-Integrated Lottery Systems & Services          32,611       54,278             0.0%
    JUMBO SA                                                   22,397      217,368             0.0%
*   Marfin Investment Group Holdings SA                       175,597       16,677             0.0%
    Metka SA                                                    9,244       88,806             0.0%
*   Motor Oil Hellas Corinth Refineries SA                     13,959      172,242             0.0%
    Mytilineos Holdings SA                                     18,198       97,388             0.0%
*   National Bank of Greece SA                                 36,712       27,552             0.0%
    OPAP SA                                                    17,826      158,424             0.0%
*   Piraeus Bank SA                                            57,460        5,932             0.0%
    Piraeus Port Authority SA                                   2,736       48,197             0.0%
    Public Power Corp. SA                                      13,423       77,665             0.0%
    Terna Energy SA                                             9,557       30,395             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
GREECE -- (Continued)
    Titan Cement Co. SA                                          10,553 $  232,313             0.1%
                                                                        ----------             ---
TOTAL GREECE                                                             1,991,096             0.1%
                                                                        ----------             ---
HONG KONG -- (2.3%)
    Agritrade Resources, Ltd.                                   340,000     72,675             0.0%
    AIA Group, Ltd.                                             502,800  2,944,850             0.2%
    Allied Group, Ltd.                                            4,000     19,094             0.0%
*   Apac Resources, Ltd.                                        106,752      1,246             0.0%
    APT Satellite Holdings, Ltd.                                161,250    158,849             0.0%
    Asia Financial Holdings, Ltd.                                32,000     12,374             0.0%
    Asia Satellite Telecommunications Holdings, Ltd.             39,000     57,979             0.0%
    Asia Standard International Group, Ltd.                      80,000     15,004             0.0%
#   ASM Pacific Technology, Ltd.                                 56,800    403,317             0.0%
    Associated International Hotels, Ltd.                        38,000    105,741             0.0%
    Aupu Group Holding Co., Ltd.                                136,000     36,386             0.0%
#   Bank of East Asia, Ltd.                                     218,439    817,590             0.1%
*   Bestway International Holdings, Ltd.                        210,000     23,030             0.0%
    BOC Hong Kong Holdings, Ltd.                                334,500  1,069,625             0.1%
    Bonjour Holdings, Ltd.                                      737,000     28,942             0.0%
#*  Brightoil Petroleum Holdings, Ltd.                          444,000    158,019             0.0%
*   Brockman Mining, Ltd.                                       896,780     19,084             0.0%
*   Burwill Holdings, Ltd.                                    1,518,000     56,596             0.0%
    Cafe de Coral Holdings, Ltd.                                 58,000    196,180             0.0%
    Cathay Pacific Airways, Ltd.                                268,000    530,160             0.0%
    Chen Hsong Holdings                                          66,000     15,174             0.0%
    Cheuk Nang Holdings, Ltd.                                    21,211     15,570             0.0%
    Cheung Kong Infrastructure Holdings, Ltd.                    33,000    307,201             0.0%
    Cheung Kong Property Holdings, Ltd.                         200,760  1,407,323             0.1%
*   Cheung Wo International Holdings, Ltd.                      162,000     31,236             0.0%
    Chevalier International Holdings, Ltd.                       34,349     59,123             0.0%
#*  China Energy Development Holdings, Ltd.                   3,952,000     78,515             0.0%
*   China Environmental Energy Investment, Ltd.               1,380,000     35,731             0.0%
    China Metal International Holdings, Inc.                    190,000     50,376             0.0%
#*  China Public Procurement, Ltd.                            2,672,000     48,394             0.0%
#*  China Smarter Energy Group Holdings, Ltd.                   304,000     26,248             0.0%
*   China Star Entertainment, Ltd.                            6,300,000     29,131             0.0%
*   China Ting Group Holdings, Ltd.                             358,000     21,853             0.0%
    Chinese Estates Holdings, Ltd.                                6,500     15,111             0.0%
    Chow Sang Sang Holdings International, Ltd.                 115,000    223,419             0.0%
#   Chow Tai Fook Jewellery Group, Ltd.                         150,400    128,661             0.0%
    Chu Kong Shipping Enterprise Group Co., Ltd.                180,000     53,573             0.0%
    Chuang's Consortium International, Ltd.                     380,000     43,945             0.0%
    CITIC Telecom International Holdings, Ltd.                  497,000    206,037             0.0%
    CK Hutchison Holdings, Ltd.                                 161,760  2,223,379             0.1%
    CK Life Sciences Int'l Holdings, Inc.                       908,000     85,238             0.0%
    CLP Holdings, Ltd.                                           34,500    301,037             0.0%
*   Convoy Financial Holdings, Ltd.                             330,000     18,229             0.0%
*   CP Lotus Corp.                                               80,000      1,892             0.0%
*   Crocodile Garments                                          300,000     35,811             0.0%
#   CW Group Holdings, Ltd.                                      80,000     39,270             0.0%
    Dah Sing Banking Group, Ltd.                                111,596    211,472             0.0%
    Dah Sing Financial Holdings, Ltd.                            57,500    322,642             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
HONG KONG -- (Continued)
#   Emperor Capital Group, Ltd.                                 633,000 $   52,573             0.0%
    Emperor Entertainment Hotel, Ltd.                           215,000     42,592             0.0%
#   Emperor International Holdings, Ltd.                        613,333    119,207             0.0%
    Emperor Watch & Jewellery, Ltd.                           1,360,000     36,044             0.0%
#   Esprit Holdings, Ltd.                                       867,782    967,109             0.1%
    Fairwood Holdings, Ltd.                                      21,000     64,926             0.0%
#   Far East Consortium International, Ltd/HK                   635,745    231,980             0.0%
    First Pacific Co., Ltd.                                     748,400    513,080             0.0%
    First Shanghai Investments, Ltd.                            360,000     55,838             0.0%
    Fountain SET Holdings, Ltd.                                 320,000     39,875             0.0%
    Foxconn International Holdings, Ltd.                        850,000    406,492             0.0%
    Future Bright Holdings, Ltd.                                150,000     17,722             0.0%
    G-Resources Group, Ltd.                                   8,248,800    184,327             0.0%
    Galaxy Entertainment Group, Ltd.                            120,000    409,905             0.0%
#*  GCL New Energy Holdings, Ltd.                               480,000     34,510             0.0%
#   Genting Hong Kong, Ltd.                                     281,000     86,758             0.0%
    Get Nice Holdings, Ltd.                                   3,221,000    132,476             0.0%
#   Giordano International, Ltd.                                474,000    256,177             0.0%
*   Global Brands Group Holding, Ltd.                         2,180,000    451,968             0.0%
    Glorious Sun Enterprises, Ltd.                              170,000     29,502             0.0%
    Gold Peak Industries Holding, Ltd.                          262,000     30,596             0.0%
*   Goldin Financial Holdings, Ltd.                              24,000     45,157             0.0%
    Guangnan Holdings, Ltd.                                      54,000      7,417             0.0%
#   Guotai Junan International Holdings, Ltd.                   216,000     80,231             0.0%
#   Haitong International Securities Group, Ltd.                351,703    195,705             0.0%
    Hang Lung Group, Ltd.                                       134,000    487,583             0.0%
    Hang Lung Properties, Ltd.                                  179,000    438,441             0.0%
    Hang Seng Bank, Ltd.                                         52,500    960,454             0.1%
    Hanison Construction Holdings, Ltd.                          91,472     16,784             0.0%
#   Hanny Holdings, Ltd.                                      1,850,000     30,414             0.0%
*   Hao Tian Development Group, Ltd.                            558,000     34,731             0.0%
#   Harbour Centre Development, Ltd.                             21,000     35,106             0.0%
    Henderson Land Development Co., Ltd.                        132,029    841,538             0.1%
#   HK Electric Investments & HK Electric Investments, Ltd.     259,000    198,526             0.0%
    HKR International, Ltd.                                     376,000    167,457             0.0%
    HKT Trust & HKT, Ltd.                                       407,000    487,427             0.0%
    Hon Kwok Land Investment Co., Ltd.                           20,000      6,970             0.0%
    Hong Kong & China Gas Co., Ltd.                             243,511    494,354             0.0%
    Hong Kong Aircraft Engineering Co., Ltd.                     10,400     84,454             0.0%
    Hong Kong Exchanges and Clearing, Ltd.                       43,219  1,127,661             0.1%
    Hong Kong Ferry Holdings Co., Ltd.                           27,000     31,481             0.0%
*   Hong Kong Television Network, Ltd. ADR                        3,847     16,311             0.0%
    Hongkong & Shanghai Hotels (The)                             87,307     99,166             0.0%
    Hongkong Chinese, Ltd.                                      184,495     31,973             0.0%
    Hopewell Holdings, Ltd.                                     143,000    515,994             0.0%
    Hsin Chong Construction Group, Ltd.                         876,000    104,006             0.0%
    Hung Hing Printing Group, Ltd.                               92,000     11,734             0.0%
    Hutchison Telecommunications Hong Kong Holdings, Ltd.       535,000    196,026             0.0%
    Hysan Development Co., Ltd.                                  85,000    376,473             0.0%
*   I-CABLE Communications, Ltd.                                374,000     25,968             0.0%
#*  Imagi International Holdings, Ltd.                        2,464,000     35,720             0.0%
*   International Standard Resources Holdings, Ltd.             550,000     11,137             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                               SHARES   VALUE++  OF NET ASSETS**
                                                              --------- -------- ---------------
HONG KONG -- (Continued)
*   iOne Holdings, Ltd.                                         480,000 $ 18,178             0.0%
    IPE Group, Ltd.                                             220,000   31,663             0.0%
*   IRC, Ltd.                                                   420,533   14,296             0.0%
    IT, Ltd.                                                    128,000   39,086             0.0%
    ITC Corp., Ltd.                                             570,210   52,135             0.0%
    Johnson Electric Holdings, Ltd.                             138,625  506,475             0.0%
    K Wah International Holdings, Ltd.                          354,722  152,661             0.0%
    Kerry Logistics Network, Ltd.                               164,750  245,041             0.0%
    Kerry Properties, Ltd.                                      181,000  534,622             0.1%
    Kingmaker Footwear Holdings, Ltd.                           186,000   45,051             0.0%
#*  Kingston Financial Group, Ltd.                            1,169,000  461,691             0.0%
*   Ko Yo Chemical Group, Ltd.                                  556,000   59,314             0.0%
    Kowloon Development Co., Ltd.                               214,000  242,045             0.0%
    L'Occitane International SA                                  97,750  196,578             0.0%
    Lai Sun Development Co., Ltd.                             6,539,000  119,316             0.0%
#   Li & Fung, Ltd.                                             846,000  686,909             0.1%
    Lifestyle International Holdings, Ltd.                      183,500  264,896             0.0%
    Lippo China Resources, Ltd.                               1,424,000   55,889             0.0%
    Liu Chong Hing Investment, Ltd.                              86,000  101,593             0.0%
    Luk Fook Holdings International, Ltd.                       134,000  344,814             0.0%
    Lung Kee Bermuda Holdings                                    40,000   11,400             0.0%
#*  Macau Legend Development, Ltd.                              494,000   70,426             0.0%
    Magnificent Estates                                         500,000   14,068             0.0%
    Man Wah Holdings, Ltd.                                      288,800  329,917             0.0%
*   Mason Financial Holdings, Ltd.                              300,000   11,229             0.0%
    Melco Crown Entertainment, Ltd. ADR                          11,953  223,880             0.0%
#   Melco International Development, Ltd.                       190,000  294,599             0.0%
    MGM China Holdings, Ltd.                                     55,600   81,240             0.0%
#*  Midland Holdings, Ltd.                                      166,666   72,915             0.0%
    Ming Fai International Holdings, Ltd.                       107,000   10,878             0.0%
#   Miramar Hotel & Investment                                   31,000   51,884             0.0%
*   Mongolian Mining Corp.                                    1,658,500   46,249             0.0%
    MTR Corp., Ltd.                                              95,620  433,798             0.0%
    NagaCorp, Ltd.                                              490,000  345,898             0.0%
    National Electronic Hldgs                                    30,800    3,567             0.0%
    Natural Beauty Bio-Technology, Ltd.                         100,000   11,082             0.0%
*   Neo-Neon Holdings, Ltd.                                     136,500   19,311             0.0%
*   Neptune Group, Ltd.                                       1,010,000   10,617             0.0%
    New World Development Co., Ltd.                             830,439  884,685             0.1%
#   Newocean Energy Holdings, Ltd.                              466,000  189,747             0.0%
    Next Digital, Ltd.                                          124,000    9,119             0.0%
    NWS Holdings, Ltd.                                          296,180  445,907             0.0%
*   O Luxe Holdings, Ltd.                                       346,500   12,055             0.0%
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd.      675,000   51,070             0.0%
    Orient Overseas International, Ltd.                          84,000  400,560             0.0%
    Oriental Watch Holdings                                      96,400   13,126             0.0%
*   Pacific Andes International Holdings, Ltd.                1,128,607   21,608             0.0%
    Pacific Basin Shipping, Ltd.                                837,000  245,427             0.0%
    Pacific Textiles Holdings, Ltd.                             198,000  282,135             0.0%
    Paliburg Holdings, Ltd.                                      52,000   16,366             0.0%
#   Paradise Entertainment, Ltd.                                132,000   23,250             0.0%
    PCCW, Ltd.                                                1,117,511  598,849             0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
HONG KONG -- (Continued)
*   Pearl Oriental Oil, Ltd.                                    638,000 $   24,624             0.0%
    Perfect Shape PRC Holdings, Ltd.                             88,000     16,525             0.0%
    Pico Far East Holdings, Ltd.                                314,000     82,947             0.0%
    Playmates Holdings, Ltd.                                     58,000     66,263             0.0%
    Playmates Toys, Ltd.                                        332,000     69,688             0.0%
*   PME Group, Ltd.                                           1,470,000     28,718             0.0%
#   Polytec Asset Holdings, Ltd.                                770,000     96,205             0.0%
    Power Assets Holdings, Ltd.                                  53,000    527,841             0.0%
#   Prada SpA                                                    31,100    126,552             0.0%
    Public Financial Holdings, Ltd.                              72,000     34,475             0.0%
    PYI Corp., Ltd.                                           1,406,000     30,954             0.0%
    Regal Hotels International Holdings, Ltd.                   164,000     84,968             0.0%
#   SA SA International Holdings, Ltd.                          244,000     77,643             0.0%
    Samsonite International SA                                  310,200    918,089             0.1%
    Sands China, Ltd.                                            66,000    237,663             0.0%
    SAS Dragon Holdings, Ltd.                                   216,000     40,726             0.0%
    SEA Holdings, Ltd.                                           90,000     94,361             0.0%
    Shangri-La Asia, Ltd.                                       589,166    537,670             0.1%
#   Shenyin Wanguo HK, Ltd.                                     112,500     49,343             0.0%
*   Shougang Concord Grand Group, Ltd.                          374,000     17,766             0.0%
#*  Shougang Concord Technology Holdings                        494,000     24,077             0.0%
*   Shun Ho Technology Holdings, Ltd.                             8,250      2,822             0.0%
    Shun Tak Holdings, Ltd.                                     581,499    231,004             0.0%
*   Silver base Group Holdings, Ltd.                            162,546     24,782             0.0%
    Sing Tao News Corp., Ltd.                                    64,000      8,905             0.0%
    Singamas Container Holdings, Ltd.                           524,000     62,583             0.0%
    Sino Land Co., Ltd.                                         415,820    641,819             0.1%
    Sitoy Group Holdings, Ltd.                                  105,000     50,196             0.0%
#   SJM Holdings, Ltd.                                          505,301    420,135             0.0%
    SmarTone Telecommunications Holdings, Ltd.                  152,586    268,164             0.0%
*   SOCAM Development, Ltd.                                     128,444     76,158             0.0%
*   Solartech International Hldgs, Ltd.                         540,000     14,702             0.0%
    Soundwill Holdings, Ltd.                                      6,000      7,700             0.0%
*   South China Holdings Co., Ltd.                              928,000     60,862             0.0%
    Stella International Holdings, Ltd.                         134,500    332,173             0.0%
    Stelux Holdings International, Ltd.                          43,000      4,554             0.0%
    Sun Hung Kai & Co., Ltd.                                    286,529    192,836             0.0%
    Sun Hung Kai Properties, Ltd.                               121,588  1,625,711             0.1%
    Swire Pacific, Ltd. Class A                                  73,000    846,220             0.1%
    Swire Pacific, Ltd. Class B                                 102,500    222,757             0.0%
    Swire Properties, Ltd.                                       39,800    119,466             0.0%
*   Symphony Holdings, Ltd.                                     580,000     56,723             0.0%
    Tai Sang Land Development, Ltd.                              20,710     11,214             0.0%
#   Tan Chong International, Ltd.                                24,000      8,058             0.0%
    Tao Heung Holdings, Ltd.                                      2,000        632             0.0%
#   Techtronic Industries Co., Ltd.                             312,500  1,138,383             0.1%
    Television Broadcasts, Ltd.                                 108,000    392,910             0.0%
    Texwinca Holdings, Ltd.                                     266,000    257,495             0.0%
*   Titan Petrochemicals Group, Ltd.                            380,000         25             0.0%
    Tradelink Electronic Commerce, Ltd.                         144,000     30,167             0.0%
    Transport International Holdings, Ltd.                       46,800    126,328             0.0%
#   Trinity, Ltd.                                               416,000     60,427             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
HONG KONG -- (Continued)
*   TSC Group Holdings, Ltd.                                  199,000 $    39,625             0.0%
#   Tsui Wah Holdings, Ltd.                                   126,000      28,356             0.0%
*   United Laboratories International Holdings, Ltd. (The)    220,500     117,089             0.0%
*   Up Energy Development Group, Ltd.                         524,000      35,714             0.0%
#   Value Partners Group, Ltd.                                249,000     264,308             0.0%
*   Vanke Property Overseas, Ltd.                               2,000       1,414             0.0%
    Varitronix International, Ltd.                            113,000      77,093             0.0%
    Victory City International Holdings, Ltd.                 637,284      77,830             0.0%
    Vitasoy International Holdings, Ltd.                      172,000     285,528             0.0%
    VST Holdings, Ltd.                                        291,600      85,604             0.0%
    VTech Holdings, Ltd.                                       28,900     349,948             0.0%
*   WH Group, Ltd.                                            714,000     392,817             0.0%
    Wharf Holdings, Ltd. (The)                                198,000   1,180,728             0.1%
    Wheelock & Co., Ltd.                                      117,000     545,350             0.1%
*   Winfull Group Holdings, Ltd.                              280,000       8,599             0.0%
    Wing On Co. International, Ltd.                            32,000      99,737             0.0%
#   Wing Tai Properties, Ltd.                                 102,000      58,511             0.0%
#   Wynn Macau, Ltd.                                           86,000     118,064             0.0%
    Xinyi Glass Holdings, Ltd.                                760,000     394,705             0.0%
    Yeebo International Hldg                                  106,000      22,683             0.0%
    YGM Trading, Ltd.                                          20,000      15,976             0.0%
    Yue Yuen Industrial Holdings, Ltd.                        203,500     739,761             0.1%
                                                                      -----------             ---
TOTAL HONG KONG                                                        48,953,952             2.3%
                                                                      -----------             ---
HUNGARY -- (0.1%)
*   FHB Mortgage Bank P.L.C.                                    6,244      15,460             0.0%
*   Magyar Telekom Telecommunications P.L.C.                   74,888     103,740             0.0%
*   Magyar Telekom Telecommunications P.L.C. Sponsored ADR      4,178      28,828             0.0%
    MOL Hungarian Oil & Gas P.L.C.                              6,662     300,639             0.0%
    OTP Bank P.L.C.                                            26,482     512,473             0.1%
    Richter Gedeon Nyrt                                        15,943     265,945             0.0%
                                                                      -----------             ---
TOTAL HUNGARY                                                           1,227,085             0.1%
                                                                      -----------             ---
INDIA -- (2.2%)
    Aarti Industries                                            7,537      58,609             0.0%
    Aban Offshore, Ltd.                                         7,592      25,881             0.0%
    ABB India, Ltd.                                             3,501      65,799             0.0%
*   ABG Shipyard, Ltd.                                          7,485      14,399             0.0%
    ACC, Ltd.                                                   6,260     131,645             0.0%
    Adani Enterprises, Ltd.                                    48,713      68,382             0.0%
    Adani Ports & Special Economic Zone, Ltd.                  84,017     378,636             0.0%
*   Adani Power, Ltd.                                         224,063     107,118             0.0%
*   Adani Transmissions, Ltd.                                  48,713      26,903             0.0%
    Aditya Birla Nuvo, Ltd.                                    14,095     443,211             0.1%
    Aegis Logistics, Ltd.                                      36,650      57,034             0.0%
    AIA Engineering, Ltd.                                       3,923      57,504             0.0%
    Ajanta Pharma, Ltd.                                         3,425      80,740             0.0%
    Akzo Nobel India, Ltd.                                        399       8,198             0.0%
    Alembic Pharmaceuticals, Ltd.                               9,657     100,033             0.0%
    Allahabad Bank                                             40,781      46,673             0.0%
    Allcargo Logistics, Ltd.                                      986       4,753             0.0%
*   Alok Industries, Ltd.                                      90,000       9,321             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
INDIA -- (Continued)
    Alstom India, Ltd.                                          5,412 $   51,305             0.0%
    Alstom T&D India, Ltd.                                      2,769     22,111             0.0%
    Amara Raja Batteries, Ltd.                                 11,770    162,463             0.0%
    Ambuja Cements, Ltd.                                       97,375    307,512             0.0%
    Amtek Auto, Ltd.                                           48,317     29,627             0.0%
    Anant Raj, Ltd.                                            27,862     16,029             0.0%
    Andhra Bank                                                42,383     42,297             0.0%
    Apollo Hospitals Enterprise, Ltd.                          11,454    229,692             0.0%
    Apollo Tyres, Ltd.                                         90,043    235,660             0.0%
*   Arvind Infrastructure, Ltd.                                 4,747      4,432             0.0%
    Arvind, Ltd.                                               57,700    244,611             0.0%
    Ashok Leyland, Ltd.                                       262,408    375,282             0.0%
    Ashoka Buildcon, Ltd.                                      18,131     45,115             0.0%
    Asian Paints, Ltd.                                         15,640    198,648             0.0%
    Atul, Ltd.                                                  3,454     89,306             0.0%
    Aurobindo Pharma, Ltd.                                    106,747  1,358,437             0.1%
    Axis Bank, Ltd.                                            95,600    692,986             0.1%
    Bajaj Auto, Ltd.                                            3,566    139,085             0.0%
    Bajaj Corp., Ltd.                                           2,421     15,119             0.0%
    Bajaj Electricals, Ltd.                                     4,500     16,958             0.0%
    Bajaj Finance, Ltd.                                         2,807    223,013             0.0%
    Bajaj Finserv, Ltd.                                         7,080    211,624             0.0%
*   Bajaj Hindusthan Sugar, Ltd.                               80,199     24,371             0.0%
    Bajaj Holdings & Investment, Ltd.                           7,265    184,921             0.0%
    Balkrishna Industries, Ltd.                                 7,920     78,809             0.0%
    Ballarpur Industries, Ltd.                                 70,689     19,502             0.0%
    Balmer Lawrie & Co., Ltd.                                   2,289     20,290             0.0%
*   Balrampur Chini Mills, Ltd.                                21,074     19,651             0.0%
    Bank of Baroda                                             52,985    128,967             0.0%
    Bank of India                                              44,069     88,274             0.0%
    Bank Of Maharashtra                                        32,893     16,906             0.0%
    BASF India, Ltd.                                              998     13,734             0.0%
    Bata India, Ltd.                                           13,096    100,246             0.0%
    BEML, Ltd.                                                  7,419    132,038             0.0%
    Berger Paints India, Ltd.                                  53,120    180,571             0.0%
    BGR Energy Systems, Ltd.                                    2,982      4,966             0.0%
    Bharat Electronics, Ltd.                                    9,711    184,241             0.0%
    Bharat Forge, Ltd.                                         14,420    189,248             0.0%
    Bharat Heavy Electricals, Ltd.                             70,234    212,263             0.0%
    Bharat Petroleum Corp., Ltd.                               21,693    288,430             0.0%
    Bharti Airtel, Ltd.                                        72,132    381,130             0.0%
    Bhushan Steel, Ltd.                                        16,410     11,038             0.0%
    Biocon, Ltd.                                               20,373    141,103             0.0%
    Birla Corp., Ltd.                                           4,033     26,486             0.0%
    Blue Dart Express, Ltd.                                       403     46,706             0.0%
    Blue Star, Ltd.                                             2,257     13,614             0.0%
    Bombay Dyeing & Manufacturing Co., Ltd.                    20,078     20,111             0.0%
    Bosch, Ltd.                                                   584    182,484             0.0%
    Britannia Industries, Ltd.                                  2,752    134,976             0.0%
    Cadila Healthcare, Ltd.                                    41,130    263,896             0.0%
    Cairn India, Ltd.                                          77,169    180,454             0.0%
    Canara Bank                                                23,955    100,669             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
INDIA -- (Continued)
    Carborundum Universal, Ltd.                                4,300 $ 11,529             0.0%
    Castex Technologies, Ltd.                                 22,737    8,185             0.0%
    CCL Products India, Ltd.                                  13,096   43,767             0.0%
    Ceat, Ltd.                                                 7,440  122,372             0.0%
    Central Bank Of India                                     53,793   67,844             0.0%
    Century Plyboards India, Ltd.                              6,288   16,914             0.0%
    Century Textiles & Industries, Ltd.                       13,610  114,914             0.0%
    CESC, Ltd.                                                16,500  146,684             0.0%
    Chambal Fertilizers & Chemicals, Ltd.                     50,908   44,678             0.0%
*   Chennai Petroleum Corp., Ltd.                             11,326   36,660             0.0%
    Chennai Super Kings Cricket, Ltd.                         65,357    2,250             0.0%
    Cipla, Ltd.                                               18,686  196,677             0.0%
    City Union Bank, Ltd.                                     51,975   71,458             0.0%
    Clariant Chemicals India, Ltd.                             2,206   25,959             0.0%
    Colgate-Palmolive India, Ltd.                              9,498  138,501             0.0%
    Container Corp. Of India, Ltd.                             9,341  189,279             0.0%
    Coromandel International, Ltd.                            20,716   59,055             0.0%
    Corp. Bank                                                47,980   31,924             0.0%
    Cox & Kings, Ltd.                                         30,427  124,932             0.0%
    Credit Analysis & Research, Ltd.                             854   17,092             0.0%
    CRISIL, Ltd.                                                 848   25,288             0.0%
    Crompton Greaves, Ltd.                                    78,725  209,166             0.0%
    Cummins India, Ltd.                                        9,452  156,080             0.0%
    Cyient, Ltd.                                               4,225   34,628             0.0%
    Dabur India, Ltd.                                         30,848  127,092             0.0%
    Dalmia Bharat, Ltd.                                        1,105   11,948             0.0%
*   DB Realty, Ltd.                                           17,964   17,013             0.0%
*   DCB Bank, Ltd.                                            71,332   94,052             0.0%
    Deepak Fertilisers & Petrochemicals Corp., Ltd.            3,118    6,937             0.0%
    Delta Corp., Ltd.                                         30,239   38,788             0.0%
*   DEN Networks, Ltd.                                         8,119   14,099             0.0%
    Dena Bank                                                 73,169   46,880             0.0%
    Dewan Housing Finance Corp., Ltd.                         56,098  192,078             0.0%
*   Dish TV India, Ltd.                                       76,802  124,220             0.0%
    Dishman Pharmaceuticals & Chemicals, Ltd.                  7,157   39,769             0.0%
    Divi's Laboratories, Ltd.                                  9,180  161,155             0.0%
    DLF, Ltd.                                                 98,300  174,163             0.0%
    Dr Reddy's Laboratories, Ltd. ADR                         12,143  786,745             0.1%
    eClerx Services, Ltd.                                      1,581   43,917             0.0%
    Edelweiss Financial Services, Ltd.                         6,232    5,669             0.0%
    Eicher Motors, Ltd.                                        2,071  560,592             0.1%
    EID Parry India, Ltd.                                     15,662   41,768             0.0%
    EIH, Ltd.                                                 28,044   49,276             0.0%
    Emami, Ltd.                                                4,358   71,455             0.0%
    Engineers India, Ltd.                                     19,629   58,485             0.0%
*   Eros International Media, Ltd.                            10,555   44,524             0.0%
    Escorts, Ltd.                                              9,996   26,831             0.0%
*   Essar Oil, Ltd.                                           61,934  179,345             0.0%
    Essar Ports, Ltd.                                            164      290             0.0%
    Essel Propack, Ltd.                                        7,352   17,869             0.0%
    Eveready Industries India, Ltd.                            7,591   31,927             0.0%
    Exide Industries, Ltd.                                    63,662  146,302             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
INDIA -- (Continued)
    FAG Bearings India, Ltd.                                      224 $ 14,225             0.0%
    FDC, Ltd.                                                   3,431   12,573             0.0%
    Federal Bank, Ltd.                                        315,748  260,431             0.0%
    Financial Technologies India, Ltd.                          3,882    6,606             0.0%
    Finolex Cables, Ltd.                                       13,626   52,509             0.0%
    Finolex Industries, Ltd.                                   15,310   73,054             0.0%
*   Firstsource Solutions, Ltd.                                78,398   38,583             0.0%
*   Fortis Healthcare, Ltd.                                    40,536   95,655             0.0%
*   Future Consumer Enterprise, Ltd.                          100,564   28,314             0.0%
*   Future Lifestyle Fashions, Ltd.                                --       --             0.0%
    Future Retail, Ltd.                                        41,879   75,414             0.0%
    GAIL India, Ltd.                                           49,122  231,510             0.0%
    Gateway Distriparks, Ltd.                                  19,428   99,286             0.0%
    Gati, Ltd.                                                  6,028   13,354             0.0%
    Glenmark Pharmaceuticals, Ltd.                             11,592  175,378             0.0%
    Global Offshore Services, Ltd.                              3,483   20,867             0.0%
    GMR Infrastructure, Ltd.                                  322,692   64,173             0.0%
    Godfrey Phillips India, Ltd.                                  255    3,651             0.0%
    Godrej Consumer Products, Ltd.                              1,252   24,140             0.0%
    Godrej Industries, Ltd.                                    16,321   98,153             0.0%
    Godrej Properties, Ltd.                                    17,152   89,921             0.0%
    Grasim Industries, Ltd.                                     5,183  294,226             0.0%
    Great Eastern Shipping Co., Ltd. (The)                     24,793  142,777             0.0%
    Greaves Cotton, Ltd.                                       19,528   37,296             0.0%
    Gruh Finance, Ltd.                                         10,568   41,482             0.0%
    Gujarat Alkalies & Chemicals, Ltd.                          5,058   12,958             0.0%
    Gujarat Fluorochemicals, Ltd.                               3,905   38,468             0.0%
*   Gujarat Gas, Ltd.                                           7,972   67,953             0.0%
    Gujarat Mineral Development Corp., Ltd.                    12,483   13,934             0.0%
*   Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.        2,664    2,492             0.0%
*   Gujarat Pipavav Port, Ltd.                                 17,640   43,590             0.0%
    Gujarat State Fertilisers & Chemicals, Ltd.                40,083   44,335             0.0%
    Gujarat State Petronet, Ltd.                               65,874  130,708             0.0%
*   GVK Power & Infrastructure, Ltd.                           63,703    7,798             0.0%
*   Hathway Cable & Datacom, Ltd.                               8,515    5,354             0.0%
    Havells India, Ltd.                                        29,435  114,331             0.0%
*   HCL Infosystems, Ltd.                                      22,200   18,459             0.0%
    HCL Technologies, Ltd.                                     34,608  460,258             0.1%
    HDFC Bank, Ltd.                                            51,927  868,727             0.1%
    HDFC Bank, Ltd. ADR                                         2,000  122,280             0.0%
*   HeidelbergCement India, Ltd.                                7,778    8,986             0.0%
    Hero MotoCorp, Ltd.                                         3,652  144,256             0.0%
*   Hexa Tradex, Ltd.                                           5,313    1,362             0.0%
    Hexaware Technologies, Ltd.                                34,366  125,264             0.0%
*   Himachal Futuristic Communications, Ltd.                  241,925   58,405             0.0%
    Hindalco Industries, Ltd.                                 223,861  283,767             0.0%
*   Hindustan Construction Co., Ltd.                          129,998   52,654             0.0%
    Hindustan Petroleum Corp., Ltd.                            14,756  173,582             0.0%
    Hindustan Unilever, Ltd.                                    4,577   56,105             0.0%
    Honeywell Automation India, Ltd.                              588   85,377             0.0%
*   Housing Development & Infrastructure, Ltd.                110,205  120,850             0.0%
    HSIL, Ltd.                                                 13,542   57,855             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
INDIA -- (Continued)
    ICICI Bank, Ltd.                                           45,800 $  193,560             0.0%
    ICICI Bank, Ltd. Sponsored ADR                             88,280    760,974             0.1%
    IDBI Bank, Ltd.                                           117,600    152,811             0.0%
    Idea Cellular, Ltd.                                       146,697    313,630             0.0%
*   IDFC Bank, Ltd.                                           142,144    156,729             0.0%
    IDFC, Ltd.                                                142,144    127,091             0.0%
    IFCI, Ltd.                                                 70,683     28,647             0.0%
    IIFL Holdings, Ltd.                                        60,428    177,541             0.0%
*   India Cements, Ltd.                                        65,357     77,938             0.0%
    Indiabulls Housing Finance, Ltd.                           23,803    260,436             0.0%
    Indian Bank                                                21,645     41,264             0.0%
*   Indian Hotels Co., Ltd.                                    66,755    101,638             0.0%
    Indian Oil Corp., Ltd.                                     11,712     71,459             0.0%
*   Indian Overseas Bank                                       44,957     24,125             0.0%
    Indoco Remedies, Ltd.                                       2,590     12,903             0.0%
    Indraprastha Gas, Ltd.                                     10,376     77,346             0.0%
    IndusInd Bank, Ltd.                                        51,899    721,075             0.1%
    Infosys, Ltd.                                              92,926  1,608,172             0.1%
    Infosys, Ltd. Sponsored ADR                                11,240    204,118             0.0%
    Ingersoll-Rand India, Ltd.                                  1,721     20,511             0.0%
*   Intellect Design Arena, Ltd.                               12,479     47,133             0.0%
    Ipca Laboratories, Ltd.                                     9,259    111,173             0.0%
    IRB Infrastructure Developers, Ltd.                        21,395     80,389             0.0%
    ITC, Ltd.                                                  50,309    256,865             0.0%
    Jagran Prakashan, Ltd.                                     14,570     31,247             0.0%
    Jain Irrigation Systems, Ltd.                             130,917    123,152             0.0%
*   Jaiprakash Associates, Ltd.                               294,915     60,605             0.0%
    Jammu & Kashmir Bank, Ltd. (The)                           85,852    110,079             0.0%
*   Jaypee Infratech, Ltd.                                     64,208     12,662             0.0%
    JB Chemicals & Pharmaceuticals, Ltd.                        7,549     32,967             0.0%
    JBF Industries, Ltd.                                        4,529     15,092             0.0%
    Jindal Poly Films, Ltd.                                     3,631     30,374             0.0%
    Jindal Saw, Ltd.                                           62,028     61,525             0.0%
*   Jindal Steel & Power, Ltd.                                 79,009     95,897             0.0%
    JK Cement, Ltd.                                             6,182     63,872             0.0%
    JK Lakshmi Cement, Ltd.                                     4,965     28,589             0.0%
    JK Tyre & Industries, Ltd.                                 17,615     27,283             0.0%
    JM Financial, Ltd.                                         70,734     44,201             0.0%
    JSW Energy, Ltd.                                          118,798    168,876             0.0%
    JSW Steel, Ltd.                                            32,589    452,855             0.1%
    Jubilant Foodworks, Ltd.                                    3,004     67,288             0.0%
    Jubilant Life Sciences, Ltd.                               10,260     63,942             0.0%
    Just Dial, Ltd.                                             1,095     13,438             0.0%
    Jyothy Laboratories, Ltd.                                   3,882     18,318             0.0%
    Kajaria Ceramics, Ltd.                                        392      5,449             0.0%
    Kakinada Fertilizers, Ltd.                                 69,051      2,221             0.0%
    Kalpataru Power Transmission, Ltd.                         14,040     55,779             0.0%
    Karnataka Bank, Ltd. (The)                                 50,080     98,428             0.0%
    Karur Vysya Bank, Ltd. (The)                               13,394     86,184             0.0%
    Kaveri Seed Co., Ltd.                                       3,867     29,632             0.0%
    KEC International, Ltd.                                    22,398     45,752             0.0%
*   Kesoram Industries, Ltd.                                    6,410      7,941             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
INDIA -- (Continued)
    Kolte-Patil Developers, Ltd.                                4,030 $ 10,778             0.0%
    Kotak Mahindra Bank, Ltd.                                  65,068  682,092             0.1%
    KPIT Technologies, Ltd.                                    24,990   52,257             0.0%
    KRBL, Ltd.                                                 14,914   47,513             0.0%
    L&T Finance Holdings, Ltd.                                137,729  139,905             0.0%
    Lakshmi Machine Works, Ltd.                                   692   38,003             0.0%
    Lakshmi Vilas Bank, Ltd. (The)                             14,735   19,240             0.0%
    Larsen & Toubro, Ltd.                                      19,119  411,222             0.0%
    LIC Housing Finance, Ltd.                                  21,876  159,734             0.0%
    Lupin, Ltd.                                                12,300  362,412             0.0%
*   Mahanagar Telephone Nigam, Ltd.                            64,508   18,255             0.0%
    Maharashtra Seamless, Ltd.                                  6,338   15,242             0.0%
    Mahindra & Mahindra Financial Services, Ltd.               38,440  133,221             0.0%
    Mahindra & Mahindra, Ltd.                                  48,494  873,550             0.1%
    Mahindra & Mahindra, Ltd. GDR                              12,272  221,386             0.0%
*   Mahindra CIE Automotive, Ltd.                              13,377   51,426             0.0%
    Mahindra Lifespace Developers, Ltd.                         3,460   26,875             0.0%
    Manappuram Finance, Ltd.                                   48,431   17,720             0.0%
*   Mangalore Refinery & Petrochemicals, Ltd.                  46,650   39,081             0.0%
    Marico, Ltd.                                                6,574   38,772             0.0%
    Maruti Suzuki India, Ltd.                                   7,420  506,469             0.1%
    MAX India, Ltd.                                            23,095  185,874             0.0%
    McLeod Russel India, Ltd.                                  16,505   43,367             0.0%
    Merck, Ltd.                                                 2,147   25,349             0.0%
    MindTree, Ltd.                                             15,524  372,596             0.0%
    Monsanto India, Ltd.                                           98    3,548             0.0%
    Motherson Sumi Systems, Ltd.                               44,051  165,727             0.0%
    Motilal Oswal Financial Services, Ltd.                      6,733   33,955             0.0%
    Mphasis, Ltd.                                               5,725   41,284             0.0%
    MRF, Ltd.                                                     486  295,240             0.0%
    Muthoot Finance, Ltd.                                       6,741   18,657             0.0%
    Natco Pharma, Ltd.                                          2,511   98,146             0.0%
    National Aluminium Co., Ltd.                               64,628   38,035             0.0%
    Nava Bharat Ventures, Ltd.                                  1,957    4,556             0.0%
    Navneet Education, Ltd.                                    17,351   23,544             0.0%
    NCC, Ltd.                                                 151,636  186,266             0.0%
    NHPC, Ltd.                                                121,665   33,840             0.0%
    NIIT Technologies, Ltd.                                    12,245  105,731             0.0%
*   NIIT, Ltd.                                                 17,885   25,616             0.0%
*   Nirvikara Paper Mills, Ltd.                                   839      694             0.0%
    NTPC, Ltd.                                                 81,153  164,578             0.0%
    Oberoi Realty, Ltd.                                         7,704   33,385             0.0%
    Oil & Natural Gas Corp., Ltd.                              19,773   74,657             0.0%
    Oil India, Ltd.                                            13,111   81,055             0.0%
    OMAXE, Ltd.                                                14,260   29,397             0.0%
    Oracle Financial Services Software, Ltd.                    2,808  165,581             0.0%
    Orient Cement, Ltd.                                         9,034   22,376             0.0%
    Oriental Bank of Commerce                                  23,491   48,237             0.0%
    Page Industries, Ltd.                                         362   77,566             0.0%
    PC Jeweller, Ltd.                                           6,284   42,654             0.0%
    Peninsula Land, Ltd.                                       10,444    3,746             0.0%
    Persistent Systems, Ltd.                                    7,632   75,371             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
INDIA -- (Continued)
    Petronet LNG, Ltd.                                         47,982 $142,555             0.0%
    Pfizer, Ltd.                                                2,026   78,799             0.0%
    Phoenix Mills, Ltd. (The)                                   5,631   28,591             0.0%
    PI Industries, Ltd.                                         2,250   22,963             0.0%
    Pidilite Industries, Ltd.                                  11,464   99,059             0.0%
*   Pipavav Defence & Offshore Engineering Co., Ltd.           25,205   22,040             0.0%
    Polaris Consulting & Services, Ltd.                        31,098   91,065             0.0%
    Power Grid Corp. of India, Ltd.                            37,509   73,582             0.0%
    Praj Industries, Ltd.                                      38,085   50,416             0.0%
    Prestige Estates Projects, Ltd.                             5,299   16,380             0.0%
    PTC India Financial Services, Ltd.                         51,751   37,467             0.0%
    PTC India, Ltd.                                            75,922   75,237             0.0%
*   Punj Lloyd, Ltd.                                           71,973   28,091             0.0%
    Punjab National Bank                                        9,075   17,771             0.0%
    PVR, Ltd.                                                   3,383   43,145             0.0%
    Radico Khaitan, Ltd.                                        6,715   10,442             0.0%
    Rain Industries, Ltd.                                      12,419    6,997             0.0%
    Rallis India, Ltd.                                         14,230   45,006             0.0%
    Ramco Cements, Ltd. (The)                                  15,000   84,424             0.0%
    Raymond, Ltd.                                              13,999   89,518             0.0%
    Redington India, Ltd.                                      44,129   79,343             0.0%
*   REI Agro, Ltd.                                             71,019      549             0.0%
    Relaxo Footwears, Ltd.                                      3,596   28,704             0.0%
*   Reliance Communications, Ltd.                             194,977  222,495             0.0%
    Reliance Industries, Ltd.                                  62,417  902,839             0.1%
    Reliance Industries, Ltd. GDR                               9,355  268,055             0.0%
    Reliance Infrastructure, Ltd.                              18,343  110,830             0.0%
*   Reliance Power, Ltd.                                      123,191   94,640             0.0%
    Repco Home Finance, Ltd.                                    1,891   20,455             0.0%
    Rolta India, Ltd.                                          34,772   52,421             0.0%
    Ruchi Soya Industries, Ltd.                                16,055    7,765             0.0%
    Rural Electrification Corp., Ltd.                          13,757   52,592             0.0%
    Sanofi India, Ltd.                                          1,238   85,094             0.0%
*   Shipping Corp. of India, Ltd.                              48,621   58,311             0.0%
*   Shree Cement, Ltd.                                          1,212  226,499             0.0%
    Shriram City Union Finance, Ltd.                              902   25,299             0.0%
    Shriram Transport Finance Co., Ltd.                         7,725  111,606             0.0%
*   Shyam Century Ferrous, Ltd.                                 6,288      909             0.0%
    Siemens, Ltd.                                               7,062  143,528             0.0%
    Sintex Industries, Ltd.                                    99,586  153,280             0.0%
    SJVN, Ltd.                                                 29,837   13,127             0.0%
    SKF India, Ltd.                                             3,176   61,708             0.0%
    Sobha, Ltd.                                                12,527   62,385             0.0%
    Sonata Software, Ltd.                                      14,463   34,473             0.0%
    South Indian Bank, Ltd. (The)                             282,917   88,811             0.0%
    SRF, Ltd.                                                   8,369  169,275             0.0%
    Star Ferro and Cement, Ltd.                                 6,288   12,873             0.0%
    State Bank of Bikaner & Jaipur                              6,124   49,055             0.0%
    State Bank of India                                        63,980  231,409             0.0%
    State Bank of India GDR                                     4,702  169,957             0.0%
    Sterlite Technologies, Ltd.                                45,756   65,397             0.0%
    Strides Arcolab, Ltd.                                       6,009  118,289             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
INDIA -- (Continued)
*   Sun Pharma Advanced Research Co., Ltd.                     11,442 $ 67,534             0.0%
    Sun Pharmaceutical Industries, Ltd.                        41,082  557,598             0.1%
    Sun TV Network, Ltd.                                       28,173  170,415             0.0%
    Sundram Fasteners, Ltd.                                     4,488   11,419             0.0%
    Supreme Industries, Ltd.                                   13,945  134,304             0.0%
    Syndicate Bank                                             56,680   81,527             0.0%
    Tamil Nadu Newsprint & Papers, Ltd.                        12,488   39,125             0.0%
    Tata Chemicals, Ltd.                                       27,797  173,552             0.0%
    Tata Communications, Ltd.                                  12,550   82,080             0.0%
    Tata Consultancy Services, Ltd.                            10,810  412,918             0.1%
    Tata Elxsi, Ltd.                                            4,728  131,280             0.0%
    Tata Global Beverages, Ltd.                               113,462  232,859             0.0%
*   Tata Motors, Ltd.                                         134,041  791,299             0.1%
    Tata Power Co., Ltd.                                      119,400  125,267             0.0%
    Tata Steel, Ltd.                                          114,871  431,539             0.1%
*   Tata Teleservices Maharashtra, Ltd.                        65,868    7,152             0.0%
    Tech Mahindra, Ltd.                                        45,860  377,047             0.0%
    Thermax, Ltd.                                               4,656   60,603             0.0%
    Time Technoplast, Ltd.                                     16,187   13,842             0.0%
    Timken India, Ltd.                                          5,879   52,760             0.0%
    Titagarh Wagons, Ltd.                                      15,510   26,217             0.0%
    Titan Co., Ltd.                                             9,863   52,706             0.0%
    Torrent Pharmaceuticals, Ltd.                               8,466  198,049             0.0%
    Torrent Power, Ltd.                                        19,842   59,199             0.0%
    Transport Corp. of India, Ltd.                              1,434    6,158             0.0%
    Trent, Ltd.                                                   655   13,963             0.0%
    Triveni Turbine, Ltd.                                      34,817   57,813             0.0%
    Tube Investments of India, Ltd.                            18,724  113,157             0.0%
*   TV18 Broadcast, Ltd.                                      190,935   93,537             0.0%
    TVS Motor Co., Ltd.                                        34,636  140,764             0.0%
    UCO Bank                                                   79,300   61,654             0.0%
    Uflex, Ltd.                                                15,054   41,098             0.0%
    Ultratech Cement, Ltd.                                      4,462  198,383             0.0%
    Unichem Laboratories, Ltd.                                  2,817   12,075             0.0%
    Union Bank of India                                        49,767  118,362             0.0%
*   Unitech, Ltd.                                             475,609   55,091             0.0%
    United Breweries, Ltd.                                      4,407   63,286             0.0%
    UPL, Ltd.                                                  74,807  523,816             0.1%
    V-Guard Industries, Ltd.                                    1,328   18,157             0.0%
    VA Tech Wabag, Ltd.                                         2,988   28,924             0.0%
    Vakrangee, Ltd.                                            37,386   74,387             0.0%
    Vardhman Textiles, Ltd.                                     4,278   47,663             0.0%
    Vedanta, Ltd.                                             133,851  202,716             0.0%
    Vedanta, Ltd. ADR                                          16,541   98,918             0.0%
    Videocon Industries, Ltd.                                  32,482   66,547             0.0%
    Vijaya Bank                                                34,615   19,387             0.0%
    VIP Industries, Ltd.                                       10,856   16,220             0.0%
    Voltas, Ltd.                                               27,567  118,875             0.0%
    WABCO India, Ltd.                                             137   13,856             0.0%
    Welspun Corp., Ltd.                                        36,901   57,094             0.0%
*   Welspun Enterprises, Ltd.                                   9,144    7,380             0.0%
    Welspun India, Ltd.                                         5,895   64,468             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
INDIA -- (Continued)
    Wipro, Ltd.                                                  56,124 $   488,636             0.1%
    Wockhardt, Ltd.                                               9,139     209,340             0.0%
    Yes Bank, Ltd.                                               65,619     755,830             0.1%
    Zee Entertainment Enterprises, Ltd.                          52,912     329,846             0.0%
    Zensar Technologies, Ltd.                                     4,461      65,414             0.0%
                                                                        -----------             ---
TOTAL INDIA                                                              47,034,541             2.2%
                                                                        -----------             ---
INDONESIA -- (0.5%)
    Ace Hardware Indonesia Tbk PT                               836,600      40,727             0.0%
    Adaro Energy Tbk PT                                       5,516,500     238,469             0.0%
    Adhi Karya Persero Tbk PT                                   784,987     127,312             0.0%
*   Agung Podomoro Land Tbk PT                                2,441,400      49,116             0.0%
    AKR Corporindo Tbk PT                                       145,800      62,623             0.0%
    Alam Sutera Realty Tbk PT                                 4,425,100     125,084             0.0%
*   Aneka Tambang Persero Tbk PT                              3,901,220     107,319             0.0%
    Arwana Citramulia Tbk PT                                    232,600       7,401             0.0%
    Asahimas Flat Glass Tbk PT                                   86,500      42,558             0.0%
    Astra Agro Lestari Tbk PT                                   160,600     232,656             0.0%
    Astra International Tbk PT                                  953,900     410,061             0.1%
*   Bakrie and Brothers Tbk PT                                5,212,000      19,039             0.0%
*   Bakrie Telecom Tbk PT                                     4,680,500      17,098             0.0%
    Bank Bukopin Tbk                                          1,262,200      64,478             0.0%
    Bank Central Asia Tbk PT                                    256,000     240,493             0.0%
    Bank Danamon Indonesia Tbk PT                               704,663     141,671             0.0%
    Bank Mandiri Persero Tbk PT                                 681,409     431,243             0.1%
    Bank Negara Indonesia Persero Tbk PT                        543,120     187,753             0.0%
*   Bank Pan Indonesia Tbk PT                                 1,316,000      89,133             0.0%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT        738,500      40,750             0.0%
    Bank Permata Tbk PT                                           1,500         120             0.0%
    Bank Rakyat Indonesia Persero Tbk PT                      1,015,700     777,372             0.1%
    Bank Tabungan Negara Persero Tbk PT                       1,909,041     164,728             0.0%
*   Bank Tabungan Pensiunan Nasional Tbk PT                      54,000      10,314             0.0%
*   Barito Pacific Tbk PT                                       293,000       2,813             0.0%
*   Bayan Resources Tbk PT                                       16,000       9,609             0.0%
    Benakat Integra Tbk PT                                    3,406,400      17,854             0.0%
*   Berlian Laju Tanker Tbk PT                                  514,666          --             0.0%
    BISI International Tbk PT                                   548,800      47,947             0.0%
    Bumi Serpong Damai Tbk PT                                 1,679,200     197,578             0.0%
    Charoen Pokphand Indonesia Tbk PT                           659,000     119,807             0.0%
    Ciputra Development Tbk PT                                2,801,873     221,095             0.0%
    Ciputra Property Tbk PT                                     444,600      15,065             0.0%
    Ciputra Surya Tbk PT                                        279,888      46,203             0.0%
*   Citra Marga Nusaphala Persada Tbk PT                        435,000      52,296             0.0%
*   Darma Henwa Tbk PT                                        3,062,000      11,185             0.0%
    Eagle High Plantations Tbk PT                             3,299,500      56,528             0.0%
    Elnusa Tbk PT                                             1,814,900      45,477             0.0%
*   Energi Mega Persada Tbk PT                                6,952,500      25,346             0.0%
    Erajaya Swasembada Tbk PT                                   382,200      17,796             0.0%
*   Eureka Prima Jakarta Tbk PT                                 281,000      10,466             0.0%
*   Exploitasi Energi Indonesia Tbk PT                        1,212,500       4,432             0.0%
*   Express Transindo Utama Tbk PT                              502,200       8,368             0.0%
    Gajah Tunggal Tbk PT                                        689,200      29,622             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                               SHARES   VALUE++  OF NET ASSETS**
                                                              --------- -------- ---------------
INDONESIA -- (Continued)
    Global Mediacom Tbk PT                                    2,061,500 $130,564             0.0%
    Gudang Garam Tbk PT                                          43,100  134,910             0.0%
*   Hanson International Tbk PT                               2,225,600  109,596             0.0%
*   Harum Energy Tbk PT                                         224,000   13,817             0.0%
    Hexindo Adiperkasa Tbk PT                                    75,000    9,494             0.0%
    Holcim Indonesia Tbk PT                                     435,500   33,292             0.0%
    Indah Kiat Pulp & Paper Corp. Tbk PT                        573,600   34,538             0.0%
*   Indika Energy Tbk PT                                        671,800    8,913             0.0%
    Indo Tambangraya Megah Tbk PT                                88,100   54,310             0.0%
    Indocement Tunggal Prakarsa Tbk PT                          121,500  158,912             0.0%
    Indofood CBP Sukses Makmur Tbk PT                            19,000   18,283             0.0%
    Indofood Sukses Makmur Tbk PT                             1,004,200  403,698             0.1%
*   Indosat Tbk PT                                              176,750   54,063             0.0%
*   Inovisi Infracom Tbk PT                                       7,778       25             0.0%
    Intiland Development Tbk PT                               2,591,000   95,297             0.0%
*   Japfa Comfeed Indonesia Tbk PT                            1,747,100   56,010             0.0%
    Jasa Marga Persero Tbk PT                                   239,500   84,338             0.0%
    Kalbe Farma Tbk PT                                        2,130,000  221,831             0.0%
    Kawasan Industri Jababeka Tbk PT                          6,780,273  100,169             0.0%
*   Krakatau Steel Persero Tbk PT                               970,300   22,070             0.0%
*   Lippo Cikarang Tbk PT                                       220,300  128,354             0.0%
    Lippo Karawaci Tbk PT                                     4,932,250  428,068             0.1%
    Malindo Feedmill Tbk PT                                     371,200   30,189             0.0%
    Matahari Department Store Tbk PT                             17,600   21,190             0.0%
    Matahari Putra Prima Tbk PT                                 267,600   43,792             0.0%
    Mayora Indah Tbk PT                                         124,833  248,969             0.0%
    Medco Energi Internasional Tbk PT                           367,100   28,763             0.0%
    Media Nusantara Citra Tbk PT                                613,000   79,537             0.0%
*   Mitra Adiperkasa Tbk PT                                     300,500   75,601             0.0%
    MNC Investama Tbk PT                                      5,059,700   77,137             0.0%
    Modernland Realty Tbk PT                                  2,774,000   99,118             0.0%
*   Nirvana Development Tbk PT                                  911,900    7,440             0.0%
*   Nusantara Infrastructure Tbk PT                           3,043,000   26,412             0.0%
    Pabrik Kertas Tjiwi Kimia Tbk PT                            313,000   11,123             0.0%
    Pakuwon Jati Tbk PT                                       3,888,700  120,385             0.0%
    Pan Brothers Tbk PT                                       1,291,500   49,979             0.0%
*   Panin Financial Tbk PT                                    5,154,600   82,277             0.0%
    Pembangunan Perumahan Persero Tbk PT                        475,000  131,399             0.0%
    Perusahaan Gas Negara Persero Tbk PT                        421,000   91,954             0.0%
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT     1,315,400  148,313             0.0%
    Ramayana Lestari Sentosa Tbk PT                           1,460,024   67,098             0.0%
*   Resource Alam Indonesia Tbk PT                               57,000    2,703             0.0%
*   Sekawan Intipratama Tbk PT                                1,471,800   13,433             0.0%
    Semen Indonesia Persero Tbk PT                              282,400  200,841             0.0%
    Sentul City Tbk PT                                        9,187,800   49,473             0.0%
    Sri Rejeki Isman Tbk PT                                   3,898,800  107,671             0.0%
*   Sugih Energy Tbk PT                                       2,876,200   80,238             0.0%
    Summarecon Agung Tbk PT                                   3,131,000  316,906             0.0%
    Surya Citra Media Tbk PT                                    205,000   43,594             0.0%
    Surya Semesta Internusa Tbk PT                            1,490,400   69,894             0.0%
    Tambang Batubara Bukit Asam Persero Tbk PT                  286,900  152,406             0.0%
    Telekomunikasi Indonesia Persero Tbk PT                      35,000    6,867             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
INDONESIA -- (Continued)
    Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR         5,755 $   228,819             0.0%
    Tempo Scan Pacific Tbk PT                                   206,900      25,664             0.0%
    Tiga Pilar Sejahtera Food Tbk                               512,000      59,166             0.0%
    Timah Persero Tbk PT                                      1,015,156      46,122             0.0%
    Tiphone Mobile Indonesia Tbk PT                             784,500      40,070             0.0%
    Total Bangun Persada Tbk PT                                 501,600      26,139             0.0%
*   Tower Bersama Infrastructure Tbk PT                         102,500      53,383             0.0%
*   Trada Maritime Tbk PT                                       441,000       1,610             0.0%
*   Truba Alam Manunggal Engineering PT                       2,841,000       2,906             0.0%
    Tunas Baru Lampung Tbk PT                                   326,500      11,421             0.0%
    Tunas Ridean Tbk PT                                         537,500      21,425             0.0%
    Unilever Indonesia Tbk PT                                    41,600     112,107             0.0%
    United Tractors Tbk PT                                      188,924     248,565             0.0%
    Vale Indonesia Tbk PT                                       716,800     116,564             0.0%
*   Visi Media Asia Tbk PT                                    1,219,300      25,760             0.0%
    Waskita Karya Persero Tbk PT                              1,097,963     129,922             0.0%
    Wijaya Karya Persero Tbk PT                                 274,000      58,622             0.0%
*   XL Axiata Tbk PT                                            435,100      98,493             0.0%
                                                                        -----------             ---
TOTAL INDONESIA                                                          10,659,017             0.5%
                                                                        -----------             ---
IRELAND -- (0.4%)
*   Bank of Ireland                                           2,994,184   1,113,305             0.0%
*   Bank of Ireland Sponsored ADR                                 1,400      20,719             0.0%
    C&C Group P.L.C.                                             89,977     358,274             0.0%
    CRH P.L.C.                                                   32,264     883,092             0.0%
    CRH P.L.C. Sponsored ADR                                     60,960   1,667,866             0.1%
    FBD Holdings P.L.C.                                           6,284      48,048             0.0%
    Glanbia P.L.C.                                               25,620     496,461             0.0%
    IFG Group P.L.C.                                             10,052      24,320             0.0%
    Irish Continental Group P.L.C.                               26,462     143,754             0.0%
*   Kenmare Resources P.L.C.                                     77,286       2,398             0.0%
    Kerry Group P.L.C. Class A                                   14,315   1,161,013             0.1%
    Kingspan Group P.L.C.                                        48,907   1,183,014             0.1%
    Paddy Power P.L.C.                                            6,548     757,619             0.0%
    Smurfit Kappa Group P.L.C.                                   55,531   1,580,357             0.1%
                                                                        -----------             ---
TOTAL IRELAND                                                             9,440,240             0.4%
                                                                        -----------             ---
ISRAEL -- (0.6%)
*   Africa Israel Investments, Ltd.                              44,678      32,974             0.0%
    Africa Israel Properties, Ltd.                                1,753      23,883             0.0%
*   Airport City, Ltd.                                           14,317     139,433             0.0%
*   Allot Communications, Ltd.                                      931       5,257             0.0%
    Alrov Properties and Lodgings, Ltd.                           2,406      51,614             0.0%
    Amot Investments, Ltd.                                        8,416      27,346             0.0%
*   AudioCodes, Ltd.                                              7,800      27,001             0.0%
*   Azorim-Investment Development & Construction Co., Ltd.       10,744       7,641             0.0%
    Azrieli Group                                                 6,337     248,352             0.0%
    Bank Hapoalim BM                                            134,072     697,894             0.1%
*   Bank Leumi Le-Israel BM                                     157,429     597,346             0.1%
    Bayside Land Corp.                                              197      60,698             0.0%
    Bezeq The Israeli Telecommunication Corp., Ltd.             265,698     569,387             0.1%
    Blue Square Real Estate, Ltd.                                   229       6,123             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
ISRAEL -- (Continued)
*   Cellcom Israel, Ltd.                                        9,617 $ 73,378             0.0%
*   Ceragon Networks, Ltd.                                      2,962    5,390             0.0%
*   Clal Biotechnology Industries, Ltd.                        14,222   11,577             0.0%
*   Clal Insurance Enterprises Holdings, Ltd.                   6,662  101,502             0.0%
*   Compugen, Ltd.                                              2,287   14,181             0.0%
    Delek Automotive Systems, Ltd.                              8,604   81,703             0.0%
    Delek Group, Ltd.                                             838  201,701             0.0%
    Delta-Galil Industries, Ltd.                                2,490   78,324             0.0%
    Direct Insurance Financial Investments, Ltd.                6,685   49,053             0.0%
    El Al Israel Airlines                                     108,280   51,235             0.0%
    Elbit Systems, Ltd.(6308913)                                2,679  212,328             0.0%
    Elbit Systems, Ltd.(M3760D101)                              1,800  143,154             0.0%
    Electra, Ltd.                                                 693   88,055             0.0%
*   Energix-Renewable Energies, Ltd.                                1        1             0.0%
*   Equital, Ltd.                                                 537    9,385             0.0%
*   Evogene, Ltd.                                                 952    7,328             0.0%
*   EZchip Semiconductor, Ltd.(6554998)                            23      561             0.0%
*   EZchip Semiconductor, Ltd.(M4146Y108)                      10,756  262,554             0.0%
    First International Bank Of Israel, Ltd.                   13,216  165,657             0.0%
    Formula Systems 1985, Ltd.                                  2,553   74,927             0.0%
    Fox Wizel, Ltd.                                             1,437   22,839             0.0%
    Frutarom Industries, Ltd.                                   8,502  367,141             0.0%
*   Hadera Paper, Ltd.                                            279    7,920             0.0%
    Harel Insurance Investments & Financial Services, Ltd.     36,266  153,155             0.0%
    Industrial Buildings Corp., Ltd.                            9,822    8,989             0.0%
    Israel Chemicals, Ltd.                                     36,123  200,293             0.0%
*   Israel Discount Bank, Ltd. Class A                        274,458  502,006             0.1%
    Ituran Location and Control, Ltd.                           3,383   69,443             0.0%
*   Jerusalem Oil Exploration                                   4,473  178,741             0.0%
*   Kamada, Ltd.                                               12,944   52,071             0.0%
    Matrix IT, Ltd.                                            14,912   91,655             0.0%
*   Mazor Robotics, Ltd.                                        3,869   21,329             0.0%
    Melisron, Ltd.                                              3,598  125,464             0.0%
    Menorah Mivtachim Holdings, Ltd.                            9,430   82,484             0.0%
    Migdal Insurance & Financial Holding, Ltd.                 92,558   84,288             0.0%
    Mivtach Shamir Holdings, Ltd.                               1,032   20,586             0.0%
    Mizrahi Tefahot Bank, Ltd.                                 35,717  434,085             0.0%
*   Naphtha Israel Petroleum Corp., Ltd.                        6,735   38,425             0.0%
    Neto ME Holdings, Ltd.                                        124    7,531             0.0%
    NICE-Systems, Ltd. Sponsored ADR                            4,616  285,361             0.0%
*   Nova Measuring Instruments, Ltd.                            7,477   77,990             0.0%
*   Oil Refineries, Ltd.                                      400,288  146,287             0.0%
    Osem Investments, Ltd.                                      3,812   73,791             0.0%
*   Partner Communications Co., Ltd.                           19,063   86,317             0.0%
*   Partner Communications Co., Ltd. ADR                        1,600    7,280             0.0%
    Paz Oil Co., Ltd.                                           1,784  265,766             0.0%
    Phoenix Holdings, Ltd. (The)                               20,145   52,789             0.0%
    Plasson Industries, Ltd.                                      634   19,472             0.0%
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.        1,225   57,716             0.0%
    Sapiens International Corp. NV                              4,621   54,523             0.0%
    Shikun & Binui, Ltd.                                       59,172  107,981             0.0%
*   Shufersal, Ltd.                                            21,302   60,823             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
ISRAEL -- (Continued)
*   Strauss Group, Ltd.                                           4,340 $    62,171             0.0%
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR           67,449   3,992,306             0.2%
*   Tower Semiconductor, Ltd.                                     4,323      59,104             0.0%
*   Union Bank of Israel                                          4,714      17,480             0.0%
                                                                        -----------             ---
TOTAL ISRAEL                                                             12,022,545             0.6%
                                                                        -----------             ---
ITALY -- (2.1%)
    A2A SpA                                                     276,376     378,587             0.0%
    ACEA SpA                                                     11,829     170,043             0.0%
    Alerion Cleanpower SpA                                        2,913       8,198             0.0%
    Amplifon SpA                                                 20,340     158,166             0.0%
    Ansaldo STS SpA                                              24,656     262,329             0.0%
*   Arnoldo Mondadori Editore SpA                                71,829      87,546             0.0%
    Ascopiave SpA                                                15,279      35,941             0.0%
    Assicurazioni Generali SpA                                   81,878   1,551,306             0.1%
    Astaldi SpA                                                  22,586     181,933             0.0%
    Atlantia SpA                                                 27,083     750,006             0.1%
*   Autogrill SpA                                                24,680     229,735             0.0%
    Azimut Holding SpA                                           17,346     417,223             0.0%
*   Banca Carige SpA                                             61,864     112,763             0.0%
    Banca Generali SpA                                           11,534     355,244             0.0%
    Banca IFIS SpA                                                3,666      90,427             0.0%
*   Banca Monte dei Paschi di Siena SpA                         302,599     555,489             0.0%
    Banca Popolare dell'Emilia Romagna SC                       197,528   1,594,069             0.1%
*   Banca Popolare dell'Etruria e del Lazio SC                   52,566      12,636             0.0%
    Banca Popolare di Milano Scarl                            1,628,244   1,527,806             0.1%
    Banca Popolare di Sondrio SCARL                             170,955     779,789             0.1%
    Banca Profilo SpA                                            61,003      18,239             0.0%
    Banco di Desio e della Brianza SpA                           12,951      44,249             0.0%
*   Banco Popolare SC                                           100,512   1,501,974             0.1%
    BasicNet SpA                                                  9,483      41,387             0.0%
    Biesse SpA                                                    3,608      59,085             0.0%
    Brembo SpA                                                    7,759     341,986             0.0%
*   Brioschi Sviluppo Immobiliare SpA                           129,433      12,631             0.0%
    Brunello Cucinelli SpA                                          982      17,762             0.0%
    Buzzi Unicem SpA                                             26,107     441,733             0.0%
    Cairo Communication SpA                                       6,470      32,612             0.0%
    Cementir Holding SpA                                         17,955     100,368             0.0%
*   CIR-Compagnie Industriali Riunite SpA                       143,454     158,423             0.0%
    CNH Industrial NV                                            48,834     330,571             0.0%
    Credito Emiliano SpA                                         19,642     140,347             0.0%
*   Credito Valtellinese SC                                     447,229     562,993             0.0%
*   d'Amico International Shipping SA                            69,418      53,305             0.0%
    Danieli & C Officine Meccaniche SpA                           4,275      91,289             0.0%
    Datalogic SpA                                                 3,555      59,880             0.0%
    Davide Campari-Milano SpA                                    36,106     309,191             0.0%
    De'Longhi SpA                                                 9,056     221,530             0.0%
    DiaSorin SpA                                                  4,723     211,463             0.0%
    Ei Towers SpA                                                 2,096     127,082             0.0%
    Enel Green Power SpA                                        428,218     905,323             0.1%
    Enel SpA                                                    163,323     753,137             0.1%
    Engineering SpA                                               1,316      80,394             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
ITALY -- (Continued)
    Eni SpA                                                   202,514 $3,307,104             0.2%
    Eni SpA Sponsored ADR                                      35,048  1,142,565             0.1%
    ERG SpA                                                    24,058    341,514             0.0%
    Esprinet SpA                                               11,424    102,925             0.0%
*   Eurotech SpA                                               11,463     21,751             0.0%
    Falck Renewables SpA                                       61,984     77,538             0.0%
*   Fiat Chrysler Automobiles NV                              137,513  2,025,998             0.1%
*   Finmeccanica SpA                                          110,299  1,441,907             0.1%
    FNM SpA                                                    37,047     20,864             0.0%
*   Geox SpA                                                    8,258     38,502             0.0%
*   Gruppo Editoriale L'Espresso SpA                           50,295     54,291             0.0%
    Hera SpA                                                  129,288    339,279             0.0%
*   IMMSI SpA                                                  84,673     46,520             0.0%
    Industria Macchine Automatiche SpA                          3,521    181,796             0.0%
*   Intek Group SpA                                           131,121     40,562             0.0%
    Interpump Group SpA                                        17,064    251,078             0.0%
    Intesa Sanpaolo SpA                                       745,507  2,593,660             0.1%
    Iren SpA                                                  108,074    178,037             0.0%
    Italcementi SpA                                            42,024    466,706             0.0%
    Italmobiliare SpA                                           2,248     97,035             0.0%
*   Juventus Football Club SpA                                149,340     42,787             0.0%
    La Doria SpA                                                4,431     59,744             0.0%
*   Landi Renzo SpA                                             9,013      7,736             0.0%
    Luxottica Group SpA                                         8,362    586,179             0.0%
    Luxottica Group SpA Sponsored ADR                           2,300    161,368             0.0%
*   Maire Tecnimont SpA                                        24,395     70,230             0.0%
    MARR SpA                                                    4,985    101,473             0.0%
    Mediaset SpA                                              170,153    863,629             0.1%
    Mediobanca SpA                                            135,582  1,363,517             0.1%
    Mediolanum SpA                                             36,154    294,548             0.0%
    Nice SpA                                                    2,500      7,035             0.0%
    Parmalat SpA                                              102,276    266,014             0.0%
    Piaggio & C SpA                                            31,537     78,253             0.0%
    Prima Industrie SpA                                         1,431     23,761             0.0%
    Prysmian SpA                                               45,328    978,871             0.1%
*   RCS MediaGroup SpA                                         34,372     27,427             0.0%
    Recordati SpA                                              19,414    482,543             0.0%
    Reply SpA                                                     882    112,364             0.0%
*   Retelit SpA                                                46,396     30,588             0.0%
    Sabaf SpA                                                   1,349     18,142             0.0%
*   Safilo Group SpA                                           11,653    144,703             0.0%
#*  Saipem SpA                                                 51,240    481,388             0.0%
    Salini Impregilo SpA                                       15,667     64,872             0.0%
    Salvatore Ferragamo SpA                                     6,735    182,799             0.0%
*   Saras SpA                                                  63,330    124,955             0.0%
    SAVE SpA                                                    1,854     27,051             0.0%
*   Snai SpA                                                    8,960     10,639             0.0%
    Snam SpA                                                   97,484    504,479             0.0%
    Societa Cattolica di Assicurazioni SCRL                    42,332    330,391             0.0%
    Societa Iniziative Autostradali e Servizi SpA              21,682    248,889             0.0%
*   Sogefi SpA                                                 11,540     27,902             0.0%
    SOL SpA                                                    10,344     84,694             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
ITALY -- (Continued)
*   Telecom Italia SpA                                        1,585,426 $ 2,211,798             0.1%
*   Telecom Italia SpA Sponsored ADR                             48,868     679,265             0.0%
    Tenaris SA ADR                                                8,006     202,312             0.0%
    Terna Rete Elettrica Nazionale SpA                          183,955     935,651             0.1%
*   Tiscali SpA                                                 763,357      50,997             0.0%
    Tod's SpA                                                     1,023      85,679             0.0%
    Trevi Finanziaria Industriale SpA                            41,982      54,198             0.0%
    UniCredit SpA                                               306,214   1,977,244             0.1%
    Unione di Banche Italiane SpA                               216,180   1,617,403             0.1%
    Unipol Gruppo Finanziario SpA                               161,151     750,639             0.1%
    UnipolSai SpA                                               207,925     501,294             0.0%
    Vittoria Assicurazioni SpA                                    8,898      98,413             0.0%
*   Yoox Net-A-Porter Group SpA                                   6,522     221,132             0.0%
    Zignago Vetro SpA                                             5,465      35,547             0.0%
                                                                        -----------             ---
TOTAL ITALY                                                              45,876,365             2.2%
                                                                        -----------             ---
JAPAN -- (17.3%)
    77 Bank, Ltd. (The)                                         102,000     564,036             0.1%
    A&D Co., Ltd.                                                 5,400      19,836             0.0%
    ABC-Mart, Inc.                                                3,400     189,642             0.0%
    Accordia Golf Co., Ltd.                                      26,100     236,629             0.0%
    Achilles Corp.                                               56,000      69,187             0.0%
    ADEKA Corp.                                                  29,900     439,405             0.0%
    Aderans Co., Ltd.                                             9,500      66,429             0.0%
    Advan Co., Ltd.                                               7,000      64,768             0.0%
    Advantest Corp.                                              27,000     215,381             0.0%
    Advantest Corp. ADR                                           3,900      31,005             0.0%
    Aeon Co., Ltd.                                              196,905   2,917,394             0.2%
    Aeon Delight Co., Ltd.                                        5,400     155,565             0.0%
    Aeon Fantasy Co., Ltd.                                        3,700      60,258             0.0%
    Aeon Hokkaido Corp.                                           2,500      11,269             0.0%
    Aeon Mall Co., Ltd.                                          12,280     205,416             0.0%
    Ahresty Corp.                                                 9,700      65,156             0.0%
    Ai Holdings Corp.                                             8,200     199,577             0.0%
    Aica Kogyo Co., Ltd.                                          9,400     186,194             0.0%
    Aichi Bank, Ltd. (The)                                        3,000     166,925             0.0%
    Aichi Corp.                                                  11,300      71,680             0.0%
    Aichi Steel Corp.                                            42,000     182,440             0.0%
    Aichi Tokei Denki Co., Ltd.                                   7,000      18,833             0.0%
    Aida Engineering, Ltd.                                       17,000     162,009             0.0%
    Ain Pharmaciez, Inc.                                          8,800     416,581             0.0%
    Air Water, Inc.                                              38,000     621,784             0.1%
    Airport Facilities Co., Ltd.                                  7,400      33,596             0.0%
    Aisan Industry Co., Ltd.                                     15,500     155,025             0.0%
    Aisin Seiki Co., Ltd.                                        40,900   1,623,280             0.1%
    Ajinomoto Co., Inc.                                          18,000     400,932             0.0%
    Akebono Brake Industry Co., Ltd.                             38,100     111,555             0.0%
    Akita Bank, Ltd. (The)                                       63,000     206,640             0.0%
    Alconix Corp.                                                 4,200      58,864             0.0%
    Alfresa Holdings Corp.                                       18,600     356,662             0.0%
    Alinco, Inc.                                                  5,400      51,140             0.0%
    Alpen Co., Ltd.                                               6,700     109,676             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Alpine Electronics, Inc.                                   16,200 $  212,715             0.0%
    Alps Electric Co., Ltd.                                    38,900  1,207,424             0.1%
    Alps Logistics Co., Ltd.                                    2,200     26,017             0.0%
    Altech Corp.                                                  300      5,451             0.0%
    Amada Holdings Co., Ltd.                                   87,000    775,899             0.1%
    Amano Corp.                                                18,800    244,187             0.0%
    Amiyaki Tei Co., Ltd.                                       1,300     46,218             0.0%
    Amuse, Inc.                                                 1,100     44,381             0.0%
    ANA Holdings, Inc.                                         51,000    152,296             0.0%
    Anest Iwata Corp.                                          11,600     81,938             0.0%
    Anritsu Corp.                                              43,300    281,984             0.0%
    AOI Pro, Inc.                                               2,300     17,605             0.0%
    AOKI Holdings, Inc.                                        15,800    192,586             0.0%
    Aomori Bank, Ltd. (The)                                    76,000    247,600             0.0%
    Aoyama Trading Co., Ltd.                                   10,500    382,550             0.0%
    Aozora Bank, Ltd.                                          85,000    310,680             0.0%
    Arakawa Chemical Industries, Ltd.                           4,400     43,744             0.0%
    Arata Corp.                                                 2,000     42,299             0.0%
    Arcland Sakamoto Co., Ltd.                                  5,400    118,208             0.0%
    Arcs Co., Ltd.                                              8,400    169,336             0.0%
    Ardepro Co., Ltd.                                          41,800     35,845             0.0%
    Ariake Japan Co., Ltd.                                      3,200    145,146             0.0%
    Arisawa Manufacturing Co., Ltd.                            13,700     84,662             0.0%
    Artnature, Inc.                                             4,200     40,385             0.0%
    As One Corp.                                                4,200    149,086             0.0%
    Asahi Co., Ltd.                                             4,100     40,271             0.0%
    Asahi Diamond Industrial Co., Ltd.                         14,400    151,945             0.0%
    Asahi Glass Co., Ltd.                                     155,000    887,451             0.1%
    Asahi Group Holdings, Ltd.                                 12,200    376,324             0.0%
    Asahi Holdings, Inc.                                        8,800    129,502             0.0%
    Asahi Intecc Co., Ltd.                                      4,600    177,687             0.0%
    Asahi Kasei Corp.                                         188,000  1,153,686             0.1%
    Asahi Kogyosha Co., Ltd.                                    6,000     22,793             0.0%
    Asahi Organic Chemicals Industry Co., Ltd.                 33,000     60,929             0.0%
    Asanuma Corp.                                              18,000     45,091             0.0%
    Asax Co., Ltd.                                                100      1,323             0.0%
    Ashikaga Holdings Co., Ltd.                                43,900    197,016             0.0%
    Ashimori Industry Co., Ltd.                                33,000     51,978             0.0%
*   Asia Growth Capital, Ltd.                                   7,700      9,801             0.0%
    Asics Corp.                                                 5,000    138,103             0.0%
    ASKA Pharmaceutical Co., Ltd.                               9,100    109,076             0.0%
    ASKUL Corp.                                                 2,300     84,424             0.0%
    Astellas Pharma, Inc.                                      28,000    406,405             0.0%
    Asunaro Aoki Construction Co., Ltd.                         2,000     14,787             0.0%
    Atom Corp.                                                  3,700     19,998             0.0%
    Autobacs Seven Co., Ltd.                                   17,200    301,612             0.0%
    Avex Group Holdings, Inc.                                  13,200    155,606             0.0%
    Awa Bank, Ltd. (The)                                       73,000    404,839             0.0%
    Axell Corp.                                                 2,500     28,352             0.0%
    Axial Retailing, Inc.                                       3,600    133,929             0.0%
    Azbil Corp.                                                12,500    315,365             0.0%
    Bandai Namco Holdings, Inc.                                18,800    462,108             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Bando Chemical Industries, Ltd.                            28,000 $  117,564             0.0%
    Bank of Iwate, Ltd. (The)                                   5,500    244,225             0.0%
    Bank of Kochi, Ltd. (The)                                  13,000     16,307             0.0%
    Bank of Kyoto, Ltd. (The)                                  52,000    525,174             0.0%
    Bank of Nagoya, Ltd. (The)                                 59,000    218,621             0.0%
    Bank of Okinawa, Ltd. (The)                                 6,900    270,780             0.0%
    Bank of Saga, Ltd. (The)                                   49,000    111,156             0.0%
    Bank of the Ryukyus, Ltd.                                  14,000    199,892             0.0%
    Bank of Yokohama, Ltd. (The)                              136,000    848,791             0.1%
    Belc Co., Ltd.                                              3,600    134,329             0.0%
    Belluna Co., Ltd.                                          21,400    122,120             0.0%
    Benefit One, Inc.                                           1,600     28,009             0.0%
    Benesse Holdings, Inc.                                     15,800    423,587             0.0%
    Best Denki Co., Ltd.                                       13,000     14,722             0.0%
    Bic Camera, Inc.                                           24,400    198,521             0.0%
    Biofermin Pharmaceutical Co., Ltd.                          1,100     32,006             0.0%
    BML, Inc.                                                   4,000    117,796             0.0%
    Bookoff Corp.                                               3,500     26,793             0.0%
    Bridgestone Corp.                                          31,000  1,136,798             0.1%
    Broadleaf Co., Ltd.                                         7,800     89,346             0.0%
    Broccoli Co., Ltd.                                         12,000     36,913             0.0%
    BRONCO BILLY Co., Ltd.                                        800     15,402             0.0%
    Brother Industries, Ltd.                                   48,600    621,178             0.1%
    Bunka Shutter Co., Ltd.                                    20,000    155,264             0.0%
    C Uyemura & Co., Ltd.                                         600     31,266             0.0%
    Calbee, Inc.                                                7,900    286,231             0.0%
    Calsonic Kansei Corp.                                      53,000    422,393             0.0%
    Can Do Co., Ltd.                                            3,400     44,643             0.0%
    Canon Electronics, Inc.                                     5,300     90,406             0.0%
    Canon Marketing Japan, Inc.                                14,100    214,358             0.0%
    Canon, Inc.                                                39,900  1,191,496             0.1%
    Canon, Inc. Sponsored ADR                                   9,399    279,902             0.0%
    Capcom Co., Ltd.                                           13,800    290,971             0.0%
    Carlit Holdings Co., Ltd.                                     700      3,046             0.0%
    Casio Computer Co., Ltd.                                   26,000    489,823             0.0%
    Cawachi, Ltd.                                               7,700    133,258             0.0%
    Central Glass Co., Ltd.                                    70,000    345,520             0.0%
    Central Japan Railway Co.                                   3,700    674,929             0.1%
    Central Sports Co., Ltd.                                    2,500     46,658             0.0%
    Century Tokyo Leasing Corp.                                16,700    566,488             0.1%
    Chiba Bank, Ltd. (The)                                     79,000    576,307             0.1%
    Chiba Kogyo Bank, Ltd. (The)                               19,200    112,311             0.0%
    Chino Corp.                                                 1,000      9,022             0.0%
    Chiyoda Co., Ltd.                                           6,400    212,177             0.0%
    Chiyoda Integre Co., Ltd.                                   5,200    125,551             0.0%
    Chori Co., Ltd.                                             3,500     49,328             0.0%
    Chubu Electric Power Co., Inc.                             35,600    547,635             0.0%
    Chubu Shiryo Co., Ltd.                                     11,200     96,147             0.0%
    Chuetsu Pulp & Paper Co., Ltd.                             29,000     51,568             0.0%
    Chugai Pharmaceutical Co., Ltd.                             2,800     90,132             0.0%
    Chugai Ro Co., Ltd.                                        20,000     37,822             0.0%
    Chugoku Bank, Ltd. (The)                                   40,300    571,305             0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    Chugoku Electric Power Co., Inc. (The)                    15,000 $226,672             0.0%
    Chugoku Marine Paints, Ltd.                               23,000  164,425             0.0%
    Chukyo Bank, Ltd. (The)                                   47,000   97,772             0.0%
    Chuo Spring Co., Ltd.                                      4,000    9,550             0.0%
    Citizen Holdings Co., Ltd.                                67,700  513,132             0.0%
    CKD Corp.                                                 19,600  178,217             0.0%
    Clarion Co., Ltd.                                         73,000  250,061             0.0%
    Cleanup Corp.                                              9,600   60,667             0.0%
    CMIC Holdings Co., Ltd.                                    3,700   46,123             0.0%
    CMK Corp.                                                 19,900   37,887             0.0%
    Coca-Cola East Japan Co., Ltd.                            22,518  316,476             0.0%
    Coca-Cola West Co., Ltd.                                  20,700  418,603             0.0%
    Cocokara fine, Inc.                                        5,000  197,666             0.0%
*   COLOPL, Inc.                                               5,300   86,582             0.0%
    Colowide Co., Ltd.                                        11,100  150,451             0.0%
    Computer Engineering & Consulting, Ltd.                    6,400   56,784             0.0%
    COMSYS Holdings Corp.                                     24,500  320,008             0.0%
    CONEXIO Corp.                                              6,300   63,533             0.0%
    COOKPAD, Inc.                                              8,700  165,548             0.0%
*   Cosmo Energy Holdings Co., Ltd.                           18,600  252,830             0.0%
*   Cosmos Initia Co., Ltd.                                    2,200    8,558             0.0%
    Cosmos Pharmaceutical Corp.                                  900  112,027             0.0%
    CREATE SD HOLDINGS Co., Ltd.                               3,000  176,641             0.0%
    Credit Saison Co., Ltd.                                   18,300  375,691             0.0%
    CROOZ, Inc.                                                1,200   26,269             0.0%
    CTI Engineering Co., Ltd.                                  6,000   59,349             0.0%
    DA Consortium, Inc.                                        5,100   19,965             0.0%
    Dai Nippon Printing Co., Ltd.                             64,000  661,893             0.1%
    Dai Nippon Toryo Co., Ltd.                                43,000   65,592             0.0%
    Dai-Dan Co., Ltd.                                          9,000   63,854             0.0%
    Dai-Ichi Kogyo Seiyaku Co., Ltd.                          21,000   65,942             0.0%
    Dai-ichi Life Insurance Co., Ltd. (The)                   55,000  951,461             0.1%
    Dai-ichi Seiko Co., Ltd.                                   3,500   46,467             0.0%
    Daibiru Corp.                                             19,800  168,394             0.0%
    Daicel Corp.                                              75,000  991,079             0.1%
    Daido Kogyo Co., Ltd.                                     11,553   21,910             0.0%
    Daido Metal Co., Ltd.                                     14,000  131,150             0.0%
    Daido Steel Co., Ltd.                                     96,000  367,470             0.0%
    Daidoh, Ltd.                                               4,000   16,638             0.0%
    Daifuku Co., Ltd.                                         22,700  335,956             0.0%
    Daihatsu Diesel Manufacturing Co., Ltd.                    3,000   19,493             0.0%
    Daihatsu Motor Co., Ltd.                                  49,300  603,910             0.1%
    Daihen Corp.                                              31,000  154,151             0.0%
    Daiho Corp.                                                8,000   35,237             0.0%
    Daiichi Jitsugyo Co., Ltd.                                15,000   63,998             0.0%
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                       300   11,903             0.0%
    Daiichi Sankyo Co., Ltd.                                  37,000  726,644             0.1%
    Daiichikosho Co., Ltd.                                    11,000  366,872             0.0%
    Daiken Corp.                                              20,000   58,429             0.0%
    Daiken Medical Co., Ltd.                                   1,200   10,217             0.0%
    Daiki Aluminium Industry Co., Ltd.                        10,000   27,303             0.0%
    Daikin Industries, Ltd.                                    7,000  449,757             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Daikoku Denki Co., Ltd.                                     3,900 $   50,330             0.0%
    Daikokutenbussan Co., Ltd.                                  1,800     61,834             0.0%
    Daikyo, Inc.                                               81,000    140,018             0.0%
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.    27,000    127,930             0.0%
    Daio Paper Corp.                                           30,000    295,966             0.0%
    Daisan Bank, Ltd. (The)                                    57,000     84,702             0.0%
    Daiseki Co., Ltd.                                           9,100    146,004             0.0%
    Daishi Bank, Ltd. (The)                                   115,000    519,676             0.0%
    Daishinku Corp.                                            13,000     26,354             0.0%
    Daisyo Corp.                                                2,500     29,529             0.0%
    Daito Pharmaceutical Co., Ltd.                              4,180    100,115             0.0%
    Daito Trust Construction Co., Ltd.                          4,700    508,758             0.0%
    Daiwa House Industry Co., Ltd.                             46,000  1,207,513             0.1%
    Daiwa Securities Group, Inc.                              212,000  1,449,565             0.1%
    Daiwabo Holdings Co., Ltd.                                 68,000    133,912             0.0%
    DC Co., Ltd.                                                3,800     11,496             0.0%
    DCM Holdings Co., Ltd.                                     29,700    196,751             0.0%
    Dena Co., Ltd.                                             23,900    383,458             0.0%
    Denka Co., Ltd.                                           164,000    761,044             0.1%
    Denso Corp.                                                16,200    755,287             0.1%
    Dentsu, Inc.                                                7,700    432,880             0.0%
    Denyo Co., Ltd.                                             5,400     87,573             0.0%
    Descente, Ltd.                                             11,000    140,816             0.0%
    DIC Corp.                                                 222,000    600,923             0.1%
    Disco Corp.                                                 3,700    337,462             0.0%
    DMG Mori Co., Ltd.                                         23,000    327,329             0.0%
    Don Quijote Holdings Co., Ltd.                              6,400    235,099             0.0%
    Doshisha Co., Ltd.                                          6,000    110,474             0.0%
    Doutor Nichires Holdings Co., Ltd.                          9,300    135,428             0.0%
    Dowa Holdings Co., Ltd.                                    56,000    488,243             0.0%
    Dr Ci:Labo Co., Ltd.                                        4,800     86,503             0.0%
    DTS Corp.                                                   5,100    120,554             0.0%
    Dunlop Sports Co., Ltd.                                     3,300     33,127             0.0%
    Eagle Industry Co., Ltd.                                    8,000    160,870             0.0%
    East Japan Railway Co.                                      8,700    827,157             0.1%
    Ebara Corp.                                               110,000    476,579             0.0%
    Ebara Jitsugyo Co., Ltd.                                      900     11,071             0.0%
    EDION Corp.                                                31,600    237,040             0.0%
    Ehime Bank, Ltd. (The)                                     51,000    105,252             0.0%
    Eidai Co., Ltd.                                             7,000     24,746             0.0%
    Eighteenth Bank, Ltd. (The)                                56,000    169,934             0.0%
    Eiken Chemical Co., Ltd.                                    6,200    108,615             0.0%
    Eisai Co., Ltd.                                             4,200    262,708             0.0%
    Eizo Corp.                                                  5,800    135,788             0.0%
    Elecom Co., Ltd.                                            7,400     89,749             0.0%
    Electric Power Development Co., Ltd.                        5,400    178,016             0.0%
    Elematec Corp.                                              1,652     40,486             0.0%
    en-japan, Inc.                                              2,800     74,671             0.0%
    Endo Lighting Corp.                                         3,500     35,625             0.0%
    Enplas Corp.                                                3,500    128,803             0.0%
*   Enshu, Ltd.                                                 3,000      2,274             0.0%
    EPS Holdings, Inc.                                          6,800     66,618             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Excel Co., Ltd.                                             5,400 $   69,589             0.0%
    Exedy Corp.                                                11,600    266,779             0.0%
    Ezaki Glico Co., Ltd.                                       9,500    453,741             0.0%
    F-Tech, Inc.                                                1,300     11,837             0.0%
    F@N Communications, Inc.                                    4,600     32,901             0.0%
    FALCO HOLDINGS Co., Ltd.                                      500      6,157             0.0%
    FamilyMart Co., Ltd.                                        4,200    171,682             0.0%
    Fancl Corp.                                                11,500    161,155             0.0%
    FANUC Corp.                                                 2,000    352,883             0.0%
    Fast Retailing Co., Ltd.                                    1,500    547,923             0.1%
    FCC Co., Ltd.                                              11,500    203,375             0.0%
#*  FDK Corp.                                                  21,000     21,784             0.0%
    Feed One Co., Ltd.                                         37,880     44,560             0.0%
    Ferrotec Corp.                                             13,000    126,709             0.0%
    FIDEA Holdings Co., Ltd.                                   64,300    139,224             0.0%
    Fields Corp.                                                6,700    100,703             0.0%
    Financial Products Group Co., Ltd.                          8,400     66,012             0.0%
    FINDEX, Inc.                                                4,200     27,918             0.0%
    FJ Next Co., Ltd.                                           2,000      9,134             0.0%
    Foster Electric Co., Ltd.                                   6,700    164,391             0.0%
    FP Corp.                                                    6,400    261,797             0.0%
    France Bed Holdings Co., Ltd.                               5,400     42,408             0.0%
    FTGroup Co., Ltd.                                           3,000     16,222             0.0%
    Fudo Tetra Corp.                                           50,200     64,304             0.0%
    Fuji Co. Ltd/Ehime                                          4,100     83,740             0.0%
    Fuji Corp., Ltd.                                           11,200     63,303             0.0%
    Fuji Electric Co., Ltd.                                   141,000    629,079             0.1%
    Fuji Furukawa Engineering & Construction Co., Ltd.          1,000      2,505             0.0%
    Fuji Heavy Industries, Ltd.                                20,900    808,278             0.1%
    Fuji Kiko Co., Ltd.                                         4,000     16,384             0.0%
    Fuji Kyuko Co., Ltd.                                        9,000     85,645             0.0%
    Fuji Media Holdings, Inc.                                  13,200    157,025             0.0%
    Fuji Oil Co., Ltd.                                         22,500     70,169             0.0%
    Fuji Oil Holdings, Inc.                                    16,300    229,846             0.0%
    Fuji Pharma Co., Ltd.                                       3,100     54,095             0.0%
    Fuji Seal International, Inc.                               7,000    237,654             0.0%
    Fuji Soft, Inc.                                             7,200    137,575             0.0%
    Fujibo Holdings, Inc.                                      38,000     70,124             0.0%
    Fujicco Co., Ltd.                                           4,000     79,940             0.0%
    FUJIFILM Holdings Corp.                                    28,600  1,140,818             0.1%
    Fujikura Kasei Co., Ltd.                                    5,300     24,894             0.0%
    Fujikura Rubber, Ltd.                                       7,500     37,003             0.0%
    Fujikura, Ltd.                                            114,000    585,951             0.1%
    Fujimi, Inc.                                                4,600     69,182             0.0%
    Fujimori Kogyo Co., Ltd.                                    4,500    123,968             0.0%
*   Fujisash Co., Ltd.                                         55,900     53,318             0.0%
    Fujishoji Co., Ltd.                                         1,500     15,309             0.0%
    Fujita Kanko, Inc.                                         11,000     42,341             0.0%
    Fujitec Co., Ltd.                                          17,000    183,439             0.0%
    Fujitsu Frontech, Ltd.                                      5,600     72,638             0.0%
    Fujitsu General, Ltd.                                      18,000    226,042             0.0%
    Fujitsu, Ltd.                                             321,500  1,519,607             0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    FuKoKu Co., Ltd.                                            1,400 $   11,942             0.0%
    Fukuda Corp.                                               10,000     99,923             0.0%
    Fukui Bank, Ltd. (The)                                     98,000    205,425             0.0%
    Fukuoka Financial Group, Inc.                              95,400    502,009             0.0%
    Fukushima Bank, Ltd. (The)                                120,000     95,163             0.0%
    Fukushima Industries Corp.                                  5,200    112,906             0.0%
    Fukuyama Transporting Co., Ltd.                            39,000    211,796             0.0%
    Funai Soken Holdings, Inc.                                  3,700     56,764             0.0%
    Furukawa Battery Co., Ltd. (The)                            3,000     21,173             0.0%
    Furukawa Co., Ltd.                                         73,000    172,619             0.0%
    Furukawa Electric Co., Ltd.                               257,000    470,316             0.0%
    Furuno Electric Co., Ltd.                                  10,100     68,265             0.0%
    Furusato Industries, Ltd.                                   1,500     22,117             0.0%
    Furuya Metal Co., Ltd.                                        100      1,666             0.0%
    Fuso Pharmaceutical Industries, Ltd.                       14,000     32,478             0.0%
    Futaba Industrial Co., Ltd.                                23,100     99,311             0.0%
    Future Architect, Inc.                                      8,300     45,242             0.0%
    Fuyo General Lease Co., Ltd.                                5,600    251,062             0.0%
    G-Tekt Corp.                                                7,800     96,351             0.0%
    Gakken Holdings Co., Ltd.                                  21,000     40,806             0.0%
    GCA Savvian Corp.                                           5,700     66,926             0.0%
    Gecoss Corp.                                                7,400     63,792             0.0%
    Geo Holdings Corp.                                         12,700    190,040             0.0%
    GLOBERIDE, Inc.                                             2,800     36,841             0.0%
    Glory, Ltd.                                                15,800    399,729             0.0%
    GMO internet, Inc.                                         16,400    232,275             0.0%
    GMO Payment Gateway, Inc.                                   3,800    149,663             0.0%
    Godo Steel, Ltd.                                           57,000     99,747             0.0%
    Goldcrest Co., Ltd.                                         6,610    123,676             0.0%
    Goldwin, Inc.                                               1,600     91,345             0.0%
    Gourmet Kineya Co., Ltd.                                    3,000     23,686             0.0%
    Gree, Inc.                                                 28,600    144,870             0.0%
    GS Yuasa Corp.                                            119,000    452,406             0.0%
    GSI Creos Corp.                                            29,000     27,541             0.0%
    Gulliver International Co., Ltd.                           13,700    138,018             0.0%
    Gun-Ei Chemical Industry Co., Ltd.                          5,000     12,184             0.0%
#   GungHo Online Entertainment, Inc.                          24,900     81,095             0.0%
    Gunma Bank, Ltd. (The)                                     94,000    591,702             0.1%
    Gunze, Ltd.                                                58,000    184,221             0.0%
    Gurunavi, Inc.                                              5,600    102,139             0.0%
    H-One Co., Ltd.                                             3,700     19,074             0.0%
    H2O Retailing Corp.                                        23,225    451,158             0.0%
    Hachijuni Bank, Ltd. (The)                                 98,000    668,237             0.1%
    Hagihara Industries, Inc.                                     200      3,481             0.0%
    Hakudo Co., Ltd.                                            2,800     31,390             0.0%
    Hakuhodo DY Holdings, Inc.                                 42,700    448,642             0.0%
    Hakuto Co., Ltd.                                            5,400     63,316             0.0%
    Hamakyorex Co., Ltd.                                        5,400    109,034             0.0%
    Hamamatsu Photonics K.K.                                   11,000    280,014             0.0%
    Hankyu Hanshin Holdings, Inc.                             189,000  1,231,170             0.1%
    Hanwa Co., Ltd.                                            68,000    281,201             0.0%
    Happinet Corp.                                              5,000     51,730             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Hard Off Corp. Co., Ltd.                                      700 $    8,853             0.0%
    Harima Chemicals Group, Inc.                                  700      3,121             0.0%
    Harmonic Drive Systems, Inc.                                3,100     52,526             0.0%
    Haseko Corp.                                               34,200    347,718             0.0%
    Hazama Ando Corp.                                          56,620    333,829             0.0%
    Heiwa Corp.                                                11,900    219,672             0.0%
    Heiwa Real Estate Co., Ltd.                                12,600    151,804             0.0%
    Heiwado Co., Ltd.                                           9,300    208,638             0.0%
    HI-LEX Corp.                                                3,400    104,193             0.0%
    Hiday Hidaka Corp.                                          4,147    102,839             0.0%
    Higashi-Nippon Bank, Ltd. (The)                            51,000    172,288             0.0%
    Hikari Tsushin, Inc.                                        4,000    304,395             0.0%
    Hino Motors, Ltd.                                          18,000    205,976             0.0%
    Hioki EE Corp.                                              2,200     39,972             0.0%
    Hiramatsu, Inc.                                               900      4,756             0.0%
    Hiroshima Bank, Ltd. (The)                                130,000    721,963             0.1%
    Hiroshima Gas Co., Ltd.                                    10,500     38,155             0.0%
    HIS Co., Ltd.                                               4,800    161,358             0.0%
    Hisamitsu Pharmaceutical Co., Inc.                          4,500    174,420             0.0%
    Hitachi Capital Corp.                                      18,000    517,225             0.0%
    Hitachi Chemical Co., Ltd.                                 20,900    330,379             0.0%
    Hitachi Construction Machinery Co., Ltd.                   38,000    588,500             0.1%
    Hitachi High-Technologies Corp.                            14,400    387,260             0.0%
    Hitachi Koki Co., Ltd.                                     22,800    166,102             0.0%
    Hitachi Kokusai Electric, Inc.                             23,000    317,560             0.0%
    Hitachi Metals, Ltd.                                       38,310    433,893             0.0%
    Hitachi Transport System, Ltd.                             13,800    242,940             0.0%
    Hitachi Zosen Corp.                                        52,300    285,849             0.0%
    Hitachi, Ltd.                                             546,000  3,149,759             0.2%
    Hitachi, Ltd. ADR                                          10,080    582,322             0.1%
    Hochiki Corp.                                               8,900     88,514             0.0%
    Hodogaya Chemical Co., Ltd.                                28,000     38,838             0.0%
    Hogy Medical Co., Ltd.                                      2,700    129,609             0.0%
*   Hokkaido Electric Power Co., Inc.                          22,700    242,495             0.0%
    Hokkaido Gas Co., Ltd.                                      7,000     16,164             0.0%
    Hokkan Holdings, Ltd.                                      15,000     38,285             0.0%
    Hokko Chemical Industry Co., Ltd.                           7,000     26,245             0.0%
    Hokkoku Bank, Ltd. (The)                                  101,000    375,238             0.0%
    Hokuetsu Bank, Ltd. (The)                                  78,000    162,700             0.0%
    Hokuetsu Industries Co., Ltd.                               7,000     49,090             0.0%
    Hokuetsu Kishu Paper Co., Ltd.                             52,100    363,040             0.0%
    Hokuhoku Financial Group, Inc.                            276,000    612,781             0.1%
    Hokuriku Electric Industry Co., Ltd.                       15,000     20,984             0.0%
    Hokuriku Electric Power Co.                                21,200    316,216             0.0%
    Hokuto Corp.                                                5,300    103,599             0.0%
    Honda Motor Co., Ltd.                                     146,500  4,846,284             0.3%
    Honda Motor Co., Ltd. Sponsored ADR                        37,467  1,241,282             0.1%
    Honeys Co., Ltd.                                            6,570     54,151             0.0%
    Hoosiers Holdings                                          11,900     45,575             0.0%
    Horiba, Ltd.                                                9,500    373,811             0.0%
    Hoshizaki Electric Co., Ltd.                                4,100    296,464             0.0%
    Hosokawa Micron Corp.                                      12,000     59,696             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Howa Machinery, Ltd.                                        4,600 $   26,267             0.0%
    Hoya Corp.                                                 16,300    672,648             0.1%
    Hulic Co., Ltd.                                             4,900     45,766             0.0%
    Hyakugo Bank, Ltd. (The)                                   85,000    434,801             0.0%
    Hyakujushi Bank, Ltd. (The)                                87,000    327,126             0.0%
    I-Net Corp.                                                 3,300     32,457             0.0%
#   Ibiden Co., Ltd.                                           37,500    516,717             0.0%
    IBJ Leasing Co., Ltd.                                       7,900    166,811             0.0%
    Ichibanya Co., Ltd.                                         1,600     70,998             0.0%
    Ichiken Co., Ltd.                                           2,000      7,254             0.0%
    Ichikoh Industries, Ltd.                                   24,000     41,307             0.0%
    ICHINEN HOLDINGS Co., Ltd.                                  5,400     46,551             0.0%
    Ichiyoshi Securities Co., Ltd.                             10,400     95,690             0.0%
    Idec Corp.                                                  6,400     53,570             0.0%
    Idemitsu Kosan Co., Ltd.                                   27,700    454,265             0.0%
    Ihara Chemical Industry Co., Ltd.                          11,000    134,158             0.0%
    IHI Corp.                                                 164,000    462,712             0.0%
    Iida Group Holdings Co., Ltd.                              15,016    281,447             0.0%
    Iino Kaiun Kaisha, Ltd.                                    31,100    140,629             0.0%
    IJT Technology Holdings Co., Ltd.                           3,000      9,889             0.0%
    Ikegami Tsushinki Co., Ltd.                                14,000     17,629             0.0%
    Ikyu Corp.                                                  3,700     70,180             0.0%
    Imasen Electric Industrial                                  6,800     61,519             0.0%
    Imperial Hotel, Ltd.                                        1,100     22,630             0.0%
    Inaba Denki Sangyo Co., Ltd.                                6,400    199,699             0.0%
    Inabata & Co., Ltd.                                        16,000    185,329             0.0%
    Inageya Co., Ltd.                                           5,200     52,344             0.0%
    Ines Corp.                                                  8,100     72,530             0.0%
    Infocom Corp.                                               4,900     42,515             0.0%
    Information Services International-Dentsu, Ltd.             3,600     56,248             0.0%
    Innotech Corp.                                              9,600     38,137             0.0%
    Intage, Inc.                                                3,800     53,916             0.0%
    Internet Initiative Japan, Inc.                             9,300    174,044             0.0%
    Inui Global Logistics Co., Ltd.                             1,800     14,614             0.0%
    Iriso Electronics Co., Ltd.                                 2,400    105,832             0.0%
    Ise Chemical Corp.                                          3,000     15,313             0.0%
    Iseki & Co., Ltd.                                          59,000     97,191             0.0%
    Isetan Mitsukoshi Holdings, Ltd.                           36,000    577,505             0.1%
*   Ishihara Sangyo Kaisha, Ltd.                              139,000    134,780             0.0%
    Isuzu Motors, Ltd.                                         98,700  1,152,769             0.1%
    IT Holdings Corp.                                          25,500    630,383             0.1%
    Ito En, Ltd.                                                9,800    204,707             0.0%
    ITOCHU Corp.                                               85,300  1,067,357             0.1%
    Itochu Enex Co., Ltd.                                      20,000    160,189             0.0%
    Itochu Techno-Solutions Corp.                              11,200    245,537             0.0%
    Itochu-Shokuhin Co., Ltd.                                   1,400     48,620             0.0%
    Itoham Foods, Inc.                                         37,000    189,020             0.0%
    Itoki Corp.                                                15,800    115,510             0.0%
    IwaiCosmo Holdings, Inc.                                    7,200     80,084             0.0%
    Iwasaki Electric Co., Ltd.                                 37,000     75,300             0.0%
    Iwatani Corp.                                              65,000    359,861             0.0%
    Iyo Bank, Ltd. (The)                                       62,443    671,399             0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Izumi Co., Ltd.                                             6,200 $  230,007             0.0%
*   Izutsuya Co., Ltd.                                         71,000     38,104             0.0%
    J Front Retailing Co., Ltd.                                48,600    798,122             0.1%
    J Trust Co., Ltd.                                          28,900    232,928             0.0%
    J-Oil Mills, Inc.                                          44,000    127,209             0.0%
    Jaccs Co., Ltd.                                            32,000    133,906             0.0%
    Jalux, Inc.                                                   800     16,181             0.0%
    Jamco Corp.                                                 2,000     83,894             0.0%
*   Janome Sewing Machine Co., Ltd.                             5,100     37,379             0.0%
    Japan Airport Terminal Co., Ltd.                            7,200    389,404             0.0%
    Japan Aviation Electronics Industry, Ltd.                  18,000    318,854             0.0%
*   Japan Communications, Inc.                                 11,500     28,337             0.0%
*   Japan Display, Inc.                                       120,400    378,252             0.0%
    Japan Drilling Co., Ltd.                                    3,900     84,892             0.0%
    Japan Exchange Group, Inc.                                 31,800    511,692             0.0%
    Japan Material Co., Ltd.                                    1,900     33,794             0.0%
    Japan Pulp & Paper Co., Ltd.                               19,000     52,453             0.0%
    Japan Radio Co., Ltd.                                      23,000     81,949             0.0%
    Japan Securities Finance Co., Ltd.                         17,000     91,625             0.0%
    Japan Steel Works, Ltd. (The)                              83,000    308,901             0.0%
    Japan Tobacco, Inc.                                        30,000  1,038,354             0.1%
    Japan Transcity Corp.                                      15,000     54,097             0.0%
    Japan Wool Textile Co., Ltd. (The)                         19,000    154,652             0.0%
    JBCC Holdings, Inc.                                         2,800     17,793             0.0%
    JCU Corp.                                                   1,100     38,973             0.0%
    Jeol, Ltd.                                                 33,000    199,235             0.0%
    JFE Holdings, Inc.                                         60,632    953,167             0.1%
    JGC Corp.                                                  34,000    539,646             0.0%
    Jin Co., Ltd.                                               3,200    118,252             0.0%
    JK Holdings Co., Ltd.                                         700      2,953             0.0%
    JMS Co., Ltd.                                               5,000     11,945             0.0%
    Joban Kosan Co., Ltd.                                       9,000     11,168             0.0%
    Joshin Denki Co., Ltd.                                     16,000    122,276             0.0%
    Joyo Bank, Ltd. (The)                                      79,000    410,336             0.0%
    JP-Holdings, Inc.                                           7,700     20,329             0.0%
    JSP Corp.                                                   4,400     94,378             0.0%
    JSR Corp.                                                  37,000    584,352             0.1%
    JTEKT Corp.                                                35,700    615,355             0.1%
    Juki Corp.                                                 10,400    128,483             0.0%
    Juroku Bank, Ltd. (The)                                   113,000    504,082             0.0%
    Justsystems Corp.                                           8,400     66,619             0.0%
    JVC Kenwood Corp.                                          47,000    122,939             0.0%
    JX Holdings, Inc.                                         255,668  1,003,921             0.1%
    K&O Energy Group, Inc.                                      3,800     48,585             0.0%
    K's Holdings Corp.                                         11,780    415,723             0.0%
    kabu.com Securities Co., Ltd.                              52,000    171,107             0.0%
*   Kadokawa Dwango                                            13,043    167,899             0.0%
    Kaga Electronics Co., Ltd.                                  8,000    111,989             0.0%
#   Kagome Co., Ltd.                                           13,000    220,920             0.0%
    Kajima Corp.                                               50,000    286,124             0.0%
    Kakaku.com, Inc.                                           17,700    330,198             0.0%
    Kaken Pharmaceutical Co., Ltd.                              6,000    414,689             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Kakiyasu Honten Co., Ltd.                                   1,200 $   19,064             0.0%
    Kameda Seika Co., Ltd.                                      2,500     97,040             0.0%
    Kamei Corp.                                                10,900    108,451             0.0%
    Kamigumi Co., Ltd.                                         56,000    481,132             0.0%
    Kanagawa Chuo Kotsu Co., Ltd.                               7,000     40,951             0.0%
    Kanamoto Co., Ltd.                                         10,000    202,069             0.0%
    Kandenko Co., Ltd.                                         37,000    261,451             0.0%
    Kaneka Corp.                                               74,000    656,176             0.1%
    Kanematsu Corp.                                           138,000    227,870             0.0%
*   Kansai Electric Power Co., Inc. (The)                      35,700    457,414             0.0%
    Kansai Paint Co., Ltd.                                     27,000    411,582             0.0%
    Kansai Urban Banking Corp.                                 11,500    131,901             0.0%
    Kanto Denka Kogyo Co., Ltd.                                12,000     93,416             0.0%
    Kao Corp.                                                  13,800    708,483             0.1%
*   Kappa Create Co., Ltd.                                      2,900     28,660             0.0%
    Kasai Kogyo Co., Ltd.                                       7,000     86,999             0.0%
    Kato Sangyo Co., Ltd.                                       8,100    197,137             0.0%
    Kato Works Co., Ltd.                                       21,000     90,095             0.0%
    KAWADA TECHNOLOGIES, Inc.                                   2,400     85,030             0.0%
    Kawai Musical Instruments Manufacturing Co., Ltd.           4,300     79,481             0.0%
    Kawasaki Heavy Industries, Ltd.                           150,000    602,068             0.1%
    Kawasaki Kisen Kaisha, Ltd.                               245,000    550,053             0.1%
    Kawasumi Laboratories, Inc.                                 1,000      7,125             0.0%
    KDDI Corp.                                                 65,400  1,582,570             0.1%
    Keihan Electric Railway Co., Ltd.                         126,000    893,509             0.1%
    Keihanshin Building Co., Ltd.                              12,700     70,264             0.0%
    Keihin Co., Ltd.                                           29,000     45,358             0.0%
    Keihin Corp.                                               15,900    259,364             0.0%
    Keikyu Corp.                                               23,000    189,195             0.0%
    Keio Corp.                                                 30,000    244,163             0.0%
    Keisei Electric Railway Co., Ltd.                          32,000    394,331             0.0%
    Keiyo Bank, Ltd. (The)                                     96,000    482,333             0.0%
    Keiyo Co., Ltd.                                             3,500     14,346             0.0%
    Kenedix, Inc.                                              42,000    151,644             0.0%
    Kewpie Corp.                                               17,800    406,567             0.0%
    KEY Coffee, Inc.                                            5,200     83,387             0.0%
    Keyence Corp.                                                 452    235,315             0.0%
*   KI Holdings Co., Ltd.                                       2,000      7,121             0.0%
    Kikkoman Corp.                                             13,000    407,178             0.0%
    Kimoto Co., Ltd.                                            9,200     19,986             0.0%
    Kinden Corp.                                               23,000    298,825             0.0%
*   Kintetsu Department Store Co., Ltd.                         3,000      8,142             0.0%
    Kintetsu Group Holdings Co., Ltd.                          86,000    332,483             0.0%
    Kintetsu World Express, Inc.                                7,000    131,529             0.0%
    Kinugawa Rubber Industrial Co., Ltd.                       17,000     94,827             0.0%
    Kirin Holdings Co., Ltd.                                   83,740  1,186,036             0.1%
    Kita-Nippon Bank, Ltd. (The)                                2,100     57,713             0.0%
    Kitagawa Iron Works Co., Ltd.                              44,000    113,955             0.0%
    Kitano Construction Corp.                                  11,000     29,063             0.0%
    Kito Corp.                                                  5,400     42,644             0.0%
    Kitz Corp.                                                 33,900    156,030             0.0%
    Kiyo Bank, Ltd. (The)                                      23,800    361,952             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
*   KLab, Inc.                                                  4,100 $   41,490             0.0%
*   KNT-CT Holdings Co., Ltd.                                  29,000     67,822             0.0%
    Koa Corp.                                                  12,000     99,815             0.0%
    Koatsu Gas Kogyo Co., Ltd.                                  8,000     40,952             0.0%
    Kobayashi Pharmaceutical Co., Ltd.                          2,600    201,573             0.0%
    Kobe Bussan Co., Ltd.                                         800     30,814             0.0%
    Kobe Steel, Ltd.                                          876,000  1,106,188             0.1%
    Kohnan Shoji Co., Ltd.                                     11,700    170,665             0.0%
    Kohsoku Corp.                                               2,200     16,196             0.0%
    Koito Manufacturing Co., Ltd.                              19,000    719,735             0.1%
*   Kojima Co., Ltd.                                            8,800     20,597             0.0%
    Kokusai Co., Ltd.                                           3,100     38,225             0.0%
    Kokuyo Co., Ltd.                                           28,300    315,733             0.0%
    KOMAIHALTEC, Inc.                                          12,000     22,190             0.0%
    Komatsu Wall Industry Co., Ltd.                             3,200     53,299             0.0%
    Komatsu, Ltd.                                              68,100  1,119,393             0.1%
    Komehyo Co., Ltd.                                           3,500     68,082             0.0%
    Komeri Co., Ltd.                                           10,800    230,900             0.0%
    Konaka Co., Ltd.                                            9,600     49,895             0.0%
    Konami Holdings Corp.                                      18,500    420,353             0.0%
    Kondotec, Inc.                                              4,500     28,901             0.0%
    Konica Minolta, Inc.                                       82,100    843,529             0.1%
    Konishi Co., Ltd.                                           6,200    113,958             0.0%
    Konoike Transport Co., Ltd.                                 4,200     52,036             0.0%
    Kose Corp.                                                  2,600    253,915             0.0%
    Kosei Securities Co., Ltd.                                  9,000     13,724             0.0%
    Koshidaka Holdings Co., Ltd.                                2,200     39,826             0.0%
    Kotobuki Spirits Co., Ltd.                                    500     17,443             0.0%
    Krosaki Harima Corp.                                       29,000     58,923             0.0%
    KRS Corp.                                                   2,700     57,725             0.0%
    Kubota Corp.                                               19,000    294,528             0.0%
    Kubota Corp. Sponsored ADR                                  4,000    309,960             0.0%
    Kumagai Gumi Co., Ltd.                                    108,000    323,579             0.0%
    Kumiai Chemical Industry Co., Ltd.                         14,000    112,647             0.0%
    Kura Corp.                                                  4,200    126,929             0.0%
    Kurabo Industries, Ltd.                                    76,000    134,659             0.0%
    Kuraray Co., Ltd.                                          31,900    393,451             0.0%
    Kureha Corp.                                               49,000    187,096             0.0%
    Kurimoto, Ltd.                                             31,000     53,094             0.0%
    Kurita Water Industries, Ltd.                              22,000    496,778             0.0%
    Kuriyama Holdings Corp.                                       900     12,128             0.0%
    Kuroda Electric Co., Ltd.                                   9,700    196,487             0.0%
    Kusuri No Aoki Co., Ltd.                                    3,600    171,462             0.0%
    KYB Corp.                                                  74,000    211,172             0.0%
    Kyocera Corp. Sponsored ADR                                 6,742    304,941             0.0%
    Kyodo Printing Co., Ltd.                                   22,000     61,029             0.0%
    Kyoei Steel, Ltd.                                           6,600    109,140             0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.                           11,000    116,409             0.0%
    Kyokuto Securities Co., Ltd.                                6,600     85,068             0.0%
    Kyokuyo Co., Ltd.                                          24,000     51,985             0.0%
    KYORIN Holdings, Inc.                                      11,400    191,644             0.0%
    Kyoritsu Maintenance Co., Ltd.                              3,960    271,685             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Kyoritsu Printing Co., Ltd.                                 3,500 $    8,993             0.0%
    Kyosan Electric Manufacturing Co., Ltd.                    12,000     33,752             0.0%
    Kyoto Kimono Yuzen Co., Ltd.                                1,900     15,416             0.0%
    Kyowa Exeo Corp.                                           22,200    231,681             0.0%
    Kyowa Hakko Kirin Co., Ltd.                                11,000    181,313             0.0%
    Kyudenko Corp.                                             15,000    309,191             0.0%
*   Kyushu Electric Power Co., Inc.                            19,000    229,306             0.0%
*   Kyushu Financial Group, Inc.                               99,050    761,734             0.1%
    Lasertec Corp.                                              7,500     81,848             0.0%
    Lawson, Inc.                                                3,500    259,255             0.0%
    LEC, Inc.                                                   1,400     15,605             0.0%
*   Leopalace21 Corp.                                          71,100    378,815             0.0%
    Life Corp.                                                  7,400    185,248             0.0%
    Lintec Corp.                                               13,800    323,265             0.0%
    Lion Corp.                                                 36,000    347,051             0.0%
    LIXIL Group Corp.                                          30,200    646,583             0.1%
    Look, Inc.                                                  8,000     12,026             0.0%
    M3, Inc.                                                    8,600    166,686             0.0%
*   Macnica Fuji Electronics Holdings, Inc.                    12,250    164,804             0.0%
    Maeda Corp.                                                42,000    304,985             0.0%
    Maeda Kosen Co., Ltd.                                       4,900     37,347             0.0%
    Maeda Road Construction Co., Ltd.                          18,000    327,194             0.0%
    Makino Milling Machine Co., Ltd.                           33,000    255,600             0.0%
    Makita Corp.                                                7,500    410,946             0.0%
    Makita Corp. Sponsored ADR                                  5,012    280,672             0.0%
    Mamiya-Op Co., Ltd.                                         8,000     10,932             0.0%
    Mandom Corp.                                                3,000    119,048             0.0%
    Mani, Inc.                                                  2,400     43,740             0.0%
    Marubeni Corp.                                            143,200    827,414             0.1%
    Marubun Corp.                                               4,300     30,989             0.0%
    Marudai Food Co., Ltd.                                     38,000    140,886             0.0%
#*  Maruei Department Store Co., Ltd.                           5,000      4,699             0.0%
    Marufuji Sheet Piling Co., Ltd.                             3,000      7,096             0.0%
    Maruha Nichiro Corp.                                        8,500    127,568             0.0%
    Marui Group Co., Ltd.                                      57,400    741,423             0.1%
    Maruka Machinery Co., Ltd.                                  2,500     36,583             0.0%
    Marusan Securities Co., Ltd.                               17,800    172,660             0.0%
    Maruwa Co., Ltd/Aichi                                       3,400     75,641             0.0%
    Maruyama Manufacturing Co., Inc.                           14,000     22,893             0.0%
*   Maruzen CHI Holdings Co., Ltd.                              3,700     10,711             0.0%
    Maruzen Showa Unyu Co., Ltd.                               13,000     47,151             0.0%
    Marvelous, Inc.                                             6,100     48,802             0.0%
    Matsuda Sangyo Co., Ltd.                                    5,700     66,829             0.0%
    Matsui Construction Co., Ltd.                               5,000     28,117             0.0%
    Matsui Securities Co., Ltd.                                 8,000     70,552             0.0%
    Matsumotokiyoshi Holdings Co., Ltd.                         9,800    419,599             0.0%
    Matsuya Co., Ltd.                                           2,000     24,262             0.0%
    Matsuya Foods Co., Ltd.                                     3,000     60,688             0.0%
    Max Co., Ltd.                                              12,000    121,372             0.0%
    Maxvalu Tokai Co., Ltd.                                     1,600     24,476             0.0%
    Mazda Motor Corp.                                          92,500  1,815,707             0.1%
#   McDonald's Holdings Co. Japan, Ltd.                         4,000     94,605             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    MEC Co., Ltd.                                               6,900 $   40,550             0.0%
    Medical System Network Co., Ltd.                           10,600     57,808             0.0%
    Medipal Holdings Corp.                                     17,000    296,685             0.0%
    Megachips Corp.                                             8,700     87,987             0.0%
    Megmilk Snow Brand Co., Ltd.                               15,400    320,013             0.0%
    Meidensha Corp.                                            71,000    249,726             0.0%
    MEIJI Holdings Co., Ltd.                                    9,774    770,189             0.1%
    Meiko Network Japan Co., Ltd.                               2,000     23,744             0.0%
    Meisei Industrial Co., Ltd.                                14,100     66,151             0.0%
    Meitec Corp.                                                3,700    134,375             0.0%
    Meiwa Corp.                                                 3,900     14,150             0.0%
    Meiwa Estate Co., Ltd.                                      2,200      9,576             0.0%
    Melco Holdings, Inc.                                        1,800     31,130             0.0%
    Message Co., Ltd.                                           3,000     73,943             0.0%
    Michinoku Bank, Ltd. (The)                                 42,000     72,591             0.0%
    Micronics Japan Co., Ltd.                                   4,400     44,536             0.0%
    Mie Bank, Ltd. (The)                                       39,000     84,036             0.0%
    Mikuni Corp.                                                7,500     30,054             0.0%
    Milbon Co., Ltd.                                            1,696     63,304             0.0%
    Mimasu Semiconductor Industry Co., Ltd.                     6,500     61,206             0.0%
    Minato Bank, Ltd. (The)                                    86,000    145,380             0.0%
    Minebea Co., Ltd.                                          68,000    748,938             0.1%
    Ministop Co., Ltd.                                          6,400    118,244             0.0%
    Miraca Holdings, Inc.                                      10,700    476,206             0.0%
    Mirait Holdings Corp.                                      21,780    188,729             0.0%
    Miroku Jyoho Service Co., Ltd.                                600      4,302             0.0%
    Misawa Homes Co., Ltd.                                     10,500     63,179             0.0%
    MISUMI Group, Inc.                                         19,500    253,931             0.0%
    Mitani Corp.                                                3,700     91,656             0.0%
    Mitani Sekisan Co., Ltd.                                    1,200     16,431             0.0%
    Mito Securities Co., Ltd.                                  23,400     76,429             0.0%
    Mitsuba Corp.                                              12,500    196,346             0.0%
    Mitsubishi Chemical Holdings Corp.                        373,000  2,324,370             0.1%
    Mitsubishi Corp.                                           89,800  1,632,616             0.1%
    Mitsubishi Electric Corp.                                 143,000  1,489,307             0.1%
    Mitsubishi Estate Co., Ltd.                                15,000    321,697             0.0%
    Mitsubishi Gas Chemical Co., Inc.                          99,000    551,963             0.1%
    Mitsubishi Heavy Industries, Ltd.                         321,500  1,620,832             0.1%
    Mitsubishi Kakoki Kaisha, Ltd.                             14,000     34,783             0.0%
    Mitsubishi Logistics Corp.                                 34,000    487,965             0.0%
    Mitsubishi Materials Corp.                                250,000    872,083             0.1%
    Mitsubishi Motors Corp.                                   113,300  1,003,534             0.1%
    Mitsubishi Nichiyu Forklift Co., Ltd.                      15,800     67,034             0.0%
*   Mitsubishi Paper Mills, Ltd.                              113,000     77,432             0.0%
    Mitsubishi Pencil Co., Ltd.                                 3,400    152,237             0.0%
    Mitsubishi Research Institute, Inc.                         2,200     54,502             0.0%
    Mitsubishi Shokuhin Co., Ltd.                               2,800     71,222             0.0%
    Mitsubishi Steel Manufacturing Co., Ltd.                   49,000     94,006             0.0%
    Mitsubishi Tanabe Pharma Corp.                             26,500    448,095             0.0%
    Mitsubishi UFJ Financial Group, Inc.                      615,500  3,980,765             0.2%
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR        398,245  2,576,645             0.1%
    Mitsuboshi Belting, Ltd.                                   18,000    149,636             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
JAPAN -- (Continued)
    Mitsui & Co., Ltd.                                           82,000 $1,039,999             0.1%
    Mitsui & Co., Ltd. Sponsored ADR                              1,789    451,311             0.0%
    Mitsui Chemicals, Inc.                                      215,000    812,948             0.1%
    Mitsui Engineering & Shipbuilding Co., Ltd.                 263,000    404,893             0.0%
    Mitsui Fudosan Co., Ltd.                                     15,000    408,205             0.0%
    Mitsui High-Tec, Inc.                                         8,800     51,619             0.0%
    Mitsui Home Co., Ltd.                                         9,000     43,233             0.0%
    Mitsui Matsushima Co., Ltd.                                  56,000     54,885             0.0%
    Mitsui Mining & Smelting Co., Ltd.                          210,000    403,676             0.0%
    Mitsui OSK Lines, Ltd.                                      269,000    718,341             0.1%
    Mitsui Sugar Co., Ltd.                                       31,000    124,677             0.0%
    Mitsui-Soko Holdings Co., Ltd.                               44,000    141,965             0.0%
    Mitsumi Electric Co., Ltd.                                   34,100    205,870             0.0%
    Miura Co., Ltd.                                              16,800    200,458             0.0%
    Miyaji Engineering Group, Inc.                               17,000     30,780             0.0%
    Miyazaki Bank, Ltd. (The)                                    56,000    195,711             0.0%
    Miyoshi Oil & Fat Co., Ltd.                                  18,000     20,183             0.0%
    Mizuho Financial Group, Inc.                              1,805,055  3,718,132             0.2%
    Mizuho Financial Group, Inc. ADR                              5,047     20,642             0.0%
    Mizuno Corp.                                                 35,000    171,819             0.0%
    Mochida Pharmaceutical Co., Ltd.                              2,700    159,424             0.0%
    Modec, Inc.                                                   8,600    118,442             0.0%
    Monex Group, Inc.                                            53,400    150,108             0.0%
    Monogatari Corp. (The)                                        1,300     55,266             0.0%
    MonotaRO Co., Ltd.                                           12,400    319,342             0.0%
    MORESCO Corp.                                                 1,900     24,673             0.0%
    Morinaga & Co., Ltd.                                         49,000    249,524             0.0%
    Morinaga Milk Industry Co., Ltd.                             72,000    326,753             0.0%
    Morita Holdings Corp.                                         9,000     96,038             0.0%
    Morozoff, Ltd.                                                6,000     20,538             0.0%
    Mory Industries, Inc.                                         2,000      5,793             0.0%
*   Mr Max Corp.                                                  8,300     25,732             0.0%
    MS&AD Insurance Group Holdings, Inc.                         34,213  1,008,620             0.1%
    MTI, Ltd.                                                    14,200     90,658             0.0%
    Murata Manufacturing Co., Ltd.                                6,600    939,519             0.1%
    Musashi Seimitsu Industry Co., Ltd.                           8,500    172,527             0.0%
    Musashino Bank, Ltd. (The)                                   11,300    429,912             0.0%
    Mutoh Holdings Co., Ltd.                                      8,000     19,859             0.0%
    Nabtesco Corp.                                               11,800    236,294             0.0%
    NAC Co., Ltd.                                                 6,500     44,580             0.0%
    Nachi-Fujikoshi Corp.                                        63,000    282,820             0.0%
    Nagaileben Co., Ltd.                                          2,900     49,430             0.0%
    Nagano Bank, Ltd. (The)                                      36,000     60,098             0.0%
    Nagase & Co., Ltd.                                           34,700    430,333             0.0%
    Nagatanien Holdings Co., Ltd.                                 3,000     26,392             0.0%
    Nagoya Railroad Co., Ltd.                                    81,000    334,756             0.0%
    Nakabayashi Co., Ltd.                                         4,000     10,239             0.0%
    Nakamuraya Co., Ltd.                                          8,917     34,083             0.0%
    Nakanishi, Inc.                                               1,500     51,145             0.0%
*   Nakayama Steel Works, Ltd.                                   61,000     40,695             0.0%
    Nankai Electric Railway Co., Ltd.                            60,000    306,855             0.0%
    Nanto Bank, Ltd. (The)                                       92,000    291,845             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Natori Co., Ltd.                                              500 $    6,504             0.0%
    NDS Co., Ltd.                                               9,000     22,235             0.0%
    NEC Capital Solutions, Ltd.                                 2,800     40,392             0.0%
    NEC Corp.                                                 619,000  1,909,604             0.1%
    NEC Networks & System Integration Corp.                     6,100    114,264             0.0%
    NET One Systems Co., Ltd.                                  20,800    128,242             0.0%
    Neturen Co., Ltd.                                          10,000     71,508             0.0%
*   New Japan Chemical Co., Ltd.                                8,500     14,208             0.0%
    Nexon Co., Ltd.                                            16,100    223,323             0.0%
    Next Co., Ltd.                                              9,800     72,743             0.0%
    NGK Insulators, Ltd.                                       26,000    562,896             0.1%
    NGK Spark Plug Co., Ltd.                                   16,000    390,480             0.0%
    NH Foods, Ltd.                                             23,000    479,746             0.0%
    NHK Spring Co., Ltd.                                       46,700    475,308             0.0%
    Nice Holdings, Inc.                                        16,000     22,555             0.0%
    Nichi-iko Pharmaceutical Co., Ltd.                         12,400    344,154             0.0%
    Nichias Corp.                                              24,000    151,264             0.0%
    Nichiban Co., Ltd.                                          1,000      4,771             0.0%
    Nichicon Corp.                                             24,400    195,614             0.0%
    Nichiha Corp.                                               9,600    129,465             0.0%
    Nichii Gakkan Co.                                          11,200     77,322             0.0%
    Nichimo Co., Ltd.                                           7,000     14,869             0.0%
    Nichirei Corp.                                             97,000    630,939             0.1%
    Nichireki Co., Ltd.                                         9,000     71,399             0.0%
    Nidec Corp.                                                 3,618    272,668             0.0%
    Nidec Corp. Sponsored ADR                                   8,634    163,010             0.0%
    Nifco, Inc.                                                14,200    547,399             0.0%
    NIFTY Corp.                                                 1,300     11,981             0.0%
    Nihon Chouzai Co., Ltd.                                       260     11,339             0.0%
    Nihon Dempa Kogyo Co., Ltd.                                 6,800     47,621             0.0%
    Nihon Eslead Corp.                                          3,600     34,108             0.0%
    Nihon Flush Co., Ltd.                                       2,300     26,001             0.0%
    Nihon House Holdings Co., Ltd.                             17,500     70,425             0.0%
    Nihon Kohden Corp.                                         12,400    241,400             0.0%
    Nihon M&A Center, Inc.                                      6,100    251,615             0.0%
    Nihon Nohyaku Co., Ltd.                                    18,500    120,350             0.0%
    Nihon Parkerizing Co., Ltd.                                23,000    204,591             0.0%
    Nihon Plast Co., Ltd.                                       1,600     10,664             0.0%
    Nihon Trim Co., Ltd.                                        2,500     93,226             0.0%
    Nihon Unisys, Ltd.                                         19,700    216,443             0.0%
    Nihon Yamamura Glass Co., Ltd.                             33,000     49,817             0.0%
    Nikkiso Co., Ltd.                                          18,600    150,127             0.0%
    Nikko Co., Ltd.                                             5,000     16,406             0.0%
    Nikkon Holdings Co., Ltd.                                  20,900    403,751             0.0%
#   Nikon Corp.                                                37,400    483,824             0.0%
    Nippo Corp.                                                17,000    296,240             0.0%
    Nippon Air Conditioning Services Co., Ltd.                  1,400     13,954             0.0%
    Nippon Beet Sugar Manufacturing Co., Ltd.                  47,000     73,457             0.0%
    Nippon Carbide Industries Co., Inc.                        32,000     49,496             0.0%
    Nippon Carbon Co., Ltd.                                    10,000     27,973             0.0%
    Nippon Chemi-Con Corp.                                     58,000    134,204             0.0%
    Nippon Chemiphar Co., Ltd.                                  9,000     44,000             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Nippon Chutetsukan K.K.                                     4,000 $    6,441             0.0%
    Nippon Coke & Engineering Co., Ltd.                        81,900     68,319             0.0%
    Nippon Concrete Industries Co., Ltd.                       17,000     54,695             0.0%
    Nippon Denko Co., Ltd.                                     47,865     96,535             0.0%
    Nippon Densetsu Kogyo Co., Ltd.                            11,800    223,638             0.0%
    Nippon Electric Glass Co., Ltd.                           103,000    504,017             0.0%
    Nippon Express Co., Ltd.                                  114,000    587,292             0.1%
    Nippon Fine Chemical Co., Ltd.                              1,900     14,475             0.0%
    Nippon Flour Mills Co., Ltd.                               43,000    267,243             0.0%
    Nippon Gas Co., Ltd.                                        7,500    189,680             0.0%
    Nippon Hume Corp.                                           8,700     55,179             0.0%
    Nippon Kanzai Co., Ltd.                                     4,400     67,744             0.0%
    Nippon Kayaku Co., Ltd.                                    42,000    438,177             0.0%
*   Nippon Kinzoku Co., Ltd.                                   14,000     16,278             0.0%
    Nippon Kodoshi Corp.                                        2,600     21,539             0.0%
    Nippon Koei Co., Ltd.                                      26,000    104,645             0.0%
    Nippon Koshuha Steel Co., Ltd.                             20,000     16,465             0.0%
    Nippon Light Metal Holdings Co., Ltd.                     185,300    316,949             0.0%
    Nippon Paint Holdings Co., Ltd.                             9,300    196,435             0.0%
    Nippon Paper Industries Co., Ltd.                          30,000    556,041             0.1%
    Nippon Parking Development Co., Ltd.                       60,400     69,192             0.0%
    Nippon Pillar Packing Co., Ltd.                             7,600     63,746             0.0%
    Nippon Piston Ring Co., Ltd.                                3,700     61,259             0.0%
    Nippon Road Co., Ltd. (The)                                23,000    124,965             0.0%
    Nippon Seisen Co., Ltd.                                     4,000     17,639             0.0%
*   Nippon Sharyo, Ltd.                                        30,000     71,888             0.0%
*   Nippon Sheet Glass Co., Ltd.                              302,000    259,229             0.0%
    Nippon Shokubai Co., Ltd.                                   6,400    500,845             0.0%
    Nippon Signal Co., Ltd.                                    11,500    119,471             0.0%
    Nippon Soda Co., Ltd.                                      47,000    364,823             0.0%
    Nippon Steel & Sumikin Bussan Corp.                        61,520    213,923             0.0%
    Nippon Steel & Sumitomo Metal Corp.                        81,002  1,642,116             0.1%
    Nippon Suisan Kaisha, Ltd.                                 88,600    296,832             0.0%
    Nippon Synthetic Chemical Industry Co., Ltd. (The)         21,000    155,541             0.0%
    Nippon Telegraph & Telephone Corp.                          5,200    190,639             0.0%
    Nippon Telegraph & Telephone Corp. ADR                     12,740    467,940             0.0%
    Nippon Thompson Co., Ltd.                                  24,000    113,848             0.0%
    Nippon Valqua Industries, Ltd.                             16,000     39,455             0.0%
*   Nippon Yakin Kogyo Co., Ltd.                               55,300     76,408             0.0%
    Nippon Yusen K.K.                                         248,000    648,871             0.1%
    Nipro Corp.                                                45,100    505,589             0.0%
    Nishi-Nippon City Bank, Ltd. (The)                        160,000    467,544             0.0%
    Nishi-Nippon Railroad Co., Ltd.                            63,000    325,755             0.0%
    Nishikawa Rubber Co., Ltd.                                    200      3,066             0.0%
    Nishimatsu Construction Co., Ltd.                         104,000    412,865             0.0%
    Nishimatsuya Chain Co., Ltd.                               15,500    136,858             0.0%
    Nishio Rent All Co., Ltd.                                   5,600    130,334             0.0%
    Nissan Chemical Industries, Ltd.                           19,100    474,377             0.0%
    Nissan Motor Co., Ltd.                                    336,000  3,483,050             0.2%
    Nissan Shatai Co., Ltd.                                    20,300    234,094             0.0%
    Nissan Tokyo Sales Holdings Co., Ltd.                       3,000      7,866             0.0%
    Nissei ASB Machine Co., Ltd.                                3,100     63,327             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Nissei Build Kogyo Co., Ltd.                               22,000 $   67,287             0.0%
    Nissei Plastic Industrial Co., Ltd.                         7,600     64,220             0.0%
    Nissha Printing Co., Ltd.                                   7,600    165,274             0.0%
    Nisshin Oillio Group, Ltd. (The)                           55,000    204,201             0.0%
    Nisshin Seifun Group, Inc.                                 23,030    352,001             0.0%
    Nisshin Steel Co., Ltd.                                    36,740    377,042             0.0%
    Nisshinbo Holdings, Inc.                                   50,000    679,031             0.1%
    Nissin Corp.                                               35,000    102,270             0.0%
    Nissin Electric Co., Ltd.                                  12,000     80,141             0.0%
    Nissin Foods Holdings Co., Ltd.                             3,000    138,684             0.0%
    Nissin Kogyo Co., Ltd.                                     13,000    199,953             0.0%
    Nitori Holdings Co., Ltd.                                   3,700    288,522             0.0%
    Nitta Corp.                                                 4,200    114,412             0.0%
    Nitta Gelatin, Inc.                                         4,400     28,423             0.0%
    Nittetsu Mining Co., Ltd.                                  26,000    114,541             0.0%
    Nitto Boseki Co., Ltd.                                     32,000     96,382             0.0%
    Nitto Denko Corp.                                          16,700  1,070,877             0.1%
    Nitto Kogyo Corp.                                           8,000    154,391             0.0%
    Nitto Kohki Co., Ltd.                                       2,500     53,016             0.0%
    Nittoc Construction Co., Ltd.                              12,900     57,415             0.0%
    Noevir Holdings Co., Ltd.                                   1,900     47,732             0.0%
    NOF Corp.                                                  38,000    271,618             0.0%
    Nohmi Bosai, Ltd.                                           8,400    104,109             0.0%
    Nojima Corp.                                                4,300     50,822             0.0%
    NOK Corp.                                                  29,000    681,490             0.1%
    Nomura Co., Ltd.                                            6,700     90,541             0.0%
    Nomura Holdings, Inc.                                      93,000    585,002             0.1%
    Nomura Holdings, Inc. Sponsored ADR                       119,749    753,221             0.1%
    Nomura Real Estate Holdings, Inc.                          32,100    685,943             0.1%
    Nomura Research Institute, Ltd.                             3,630    148,360             0.0%
    Noritake Co., Ltd/Nagoya Japan                             42,000     96,987             0.0%
    Noritz Corp.                                               10,300    160,997             0.0%
    North Pacific Bank, Ltd.                                  126,000    482,983             0.0%
    NS Solutions Corp.                                          4,400    214,746             0.0%
    NS United Kaiun Kaisha, Ltd.                               47,000     94,251             0.0%
    NSD Co., Ltd.                                               6,930     96,534             0.0%
    NSK, Ltd.                                                  82,200    972,177             0.1%
    NTN Corp.                                                 172,000    854,790             0.1%
    NTT Data Corp.                                             10,600    527,508             0.0%
    NTT DOCOMO, Inc.                                          149,700  2,915,480             0.2%
    NTT DOCOMO, Inc. Sponsored ADR                              9,600    188,448             0.0%
    NTT Urban Development Corp.                                15,300    151,609             0.0%
    Nuflare Technology, Inc.                                      600     26,803             0.0%
    OAK Capital Corp.                                          20,300     40,904             0.0%
    Obara Group, Inc.                                           4,300    179,921             0.0%
    Obayashi Corp.                                             69,000    605,134             0.1%
    Obayashi Road Corp.                                        10,000     70,519             0.0%
    Obic Co., Ltd.                                              7,400    390,549             0.0%
    Odakyu Electric Railway Co., Ltd.                          29,000    283,467             0.0%
    Odelic Co., Ltd.                                              100      2,701             0.0%
    Oenon Holdings, Inc.                                       13,000     23,877             0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)                           105,000    409,147             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Ohsho Food Service Corp.                                    3,800 $  126,761             0.0%
    Oiles Corp.                                                 6,984    111,034             0.0%
    Oita Bank, Ltd. (The)                                      46,000    193,846             0.0%
    Oji Holdings Corp.                                        195,000  1,009,905             0.1%
    Okabe Co., Ltd.                                            14,000    111,497             0.0%
    Okamoto Industries, Inc.                                   10,000     90,622             0.0%
    Okamoto Machine Tool Works, Ltd.                           24,000     30,196             0.0%
    Okamura Corp.                                              20,000    185,564             0.0%
    Okasan Securities Group, Inc.                              51,000    299,759             0.0%
    Oki Electric Industry Co., Ltd.                           162,000    273,430             0.0%
    Okinawa Cellular Telephone Co.                              2,300     64,222             0.0%
    Okinawa Electric Power Co., Inc. (The)                      5,100    125,195             0.0%
    OKK Corp.                                                  36,000     42,960             0.0%
    OKUMA Corp.                                                41,000    328,755             0.0%
    Okumura Corp.                                              61,000    322,838             0.0%
    Okura Industrial Co., Ltd.                                 12,000     34,162             0.0%
    Okuwa Co., Ltd.                                             4,000     33,460             0.0%
    Olympic Group Corp.                                         1,500      7,365             0.0%
    Olympus Corp.                                              12,800    431,761             0.0%
    Omron Corp.                                                11,800    390,732             0.0%
    ONO Sokki Co., Ltd.                                         2,500     19,629             0.0%
    Onoken Co., Ltd.                                            4,100     35,968             0.0%
    Onward Holdings Co., Ltd.                                  42,000    263,786             0.0%
#   OPT Holding, Inc.                                           8,300     43,819             0.0%
    Optex Co., Ltd.                                             1,300     24,641             0.0%
    Oracle Corp. Japan                                          2,400    109,154             0.0%
    Organo Corp.                                               16,000     65,679             0.0%
    Oriental Land Co., Ltd.                                     4,800    291,584             0.0%
    Origin Electric Co., Ltd.                                  14,000     38,960             0.0%
    Osaka Gas Co., Ltd.                                        91,000    358,400             0.0%
    Osaka Organic Chemical Industry, Ltd.                       1,400      7,259             0.0%
    Osaka Soda Co., Ltd.                                       23,000     80,088             0.0%
    Osaka Steel Co., Ltd.                                       4,400     79,106             0.0%
    OSAKA Titanium Technologies Co., Ltd.                       3,200     87,025             0.0%
    Osaki Electric Co., Ltd.                                   13,000     66,559             0.0%
    OSG Corp.                                                  28,200    530,447             0.0%
    Otsuka Corp.                                                3,300    159,521             0.0%
    Otsuka Holdings Co., Ltd.                                  23,400    778,762             0.1%
    Outsourcing, Inc.                                             800     14,547             0.0%
    Pacific Industrial Co., Ltd.                               14,800    165,645             0.0%
    Pacific Metals Co., Ltd.                                   59,000    157,894             0.0%
    Pack Corp. (The)                                            2,600     61,627             0.0%
    Pal Co., Ltd.                                               4,300     96,127             0.0%
    PALTAC Corp.                                               10,450    205,558             0.0%
    PanaHome Corp.                                             29,000    206,368             0.0%
    Panasonic Corp.                                            88,300  1,036,001             0.1%
    Panasonic Corp. Sponsored ADR                              64,414    754,288             0.1%
    Panasonic Industrial Devices SUNX Co., Ltd.                 5,800     31,812             0.0%
    Paramount Bed Holdings Co., Ltd.                            5,000    160,376             0.0%
    Parco Co., Ltd.                                            10,500     91,031             0.0%
    Park24 Co., Ltd.                                           13,100    274,557             0.0%
    Pasco Corp.                                                 1,000      2,681             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Pasona Group, Inc.                                          5,000 $   38,090             0.0%
    Pegasus Sewing Machine Manufacturing Co., Ltd.              2,500      9,999             0.0%
    Penta-Ocean Construction Co., Ltd.                         55,000    249,766             0.0%
    Pigeon Corp.                                               11,700    327,821             0.0%
    Pilot Corp.                                                 6,600    279,445             0.0%
    Piolax, Inc.                                                3,500    185,183             0.0%
*   Pioneer Corp.                                             129,700    349,317             0.0%
    Plenus Co., Ltd.                                            6,400     98,969             0.0%
    Pocket Card Co., Ltd.                                       9,100     44,086             0.0%
    Point, Inc.                                                 6,440    362,537             0.0%
    Pola Orbis Holdings, Inc.                                   2,400    152,642             0.0%
    Press Kogyo Co., Ltd.                                      40,300    173,204             0.0%
    Pressance Corp.                                             2,000     80,003             0.0%
    Prestige International, Inc.                                7,300     71,359             0.0%
    Prima Meat Packers, Ltd.                                   49,000    136,881             0.0%
    Proto Corp.                                                 3,600     46,709             0.0%
    PS Mitsubishi Construction Co., Ltd.                        8,600     28,712             0.0%
    Qol Co., Ltd.                                               1,800     21,287             0.0%
    Raito Kogyo Co., Ltd.                                      17,000    162,579             0.0%
    Rakuten, Inc.                                              21,800    302,000             0.0%
*   Rasa Industries, Ltd.                                      39,000     43,986             0.0%
    Raysum Co., Ltd.                                            4,300     42,907             0.0%
    Relo Holdings, Inc.                                         2,600    279,564             0.0%
    Renaissance, Inc.                                             500      5,236             0.0%
    Rengo Co., Ltd.                                            70,000    332,759             0.0%
    Resona Holdings, Inc.                                     209,300  1,107,474             0.1%
    Resorttrust, Inc.                                          14,600    375,233             0.0%
    Ricoh Co., Ltd.                                           168,481  1,815,871             0.1%
    Ricoh Leasing Co., Ltd.                                     5,900    178,734             0.0%
    Right On Co., Ltd.                                          7,700     73,299             0.0%
    Riken Corp.                                                33,000    124,183             0.0%
    Riken Technos Corp.                                        10,600     35,342             0.0%
    Riken Vitamin Co., Ltd.                                     3,000     97,601             0.0%
    Ringer Hut Co., Ltd.                                        2,600     53,029             0.0%
    Rinnai Corp.                                                1,600    126,842             0.0%
    Riso Kagaku Corp.                                           7,360    133,499             0.0%
#*  Riso Kyoiku Co., Ltd.                                       7,600     17,266             0.0%
    Rock Field Co., Ltd.                                        2,800     68,320             0.0%
    Rohm Co., Ltd.                                              8,100    400,396             0.0%
    Rohto Pharmaceutical Co., Ltd.                             17,600    290,373             0.0%
    Rokko Butter Co., Ltd.                                      2,100     29,200             0.0%
    Roland DG Corp.                                             3,600     82,045             0.0%
    Round One Corp.                                            26,200    118,346             0.0%
    Royal Holdings Co., Ltd.                                    7,100    124,701             0.0%
    Ryobi, Ltd.                                                45,000    165,913             0.0%
    Ryoden Trading Co., Ltd.                                   14,000     91,584             0.0%
    Ryohin Keikaku Co., Ltd.                                    2,500    501,992             0.0%
    Ryosan Co., Ltd.                                           11,500    278,299             0.0%
    S Foods, Inc.                                               4,500     78,222             0.0%
    Sac's Bar Holdings, Inc.                                    2,550     40,463             0.0%
    Saibu Gas Co., Ltd.                                        60,000    134,836             0.0%
    Saizeriya Co., Ltd.                                         8,300    188,131             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
JAPAN -- (Continued)
    Sakai Chemical Industry Co., Ltd.                          36,000 $106,476             0.0%
    Sakai Heavy Industries, Ltd.                               16,000   31,455             0.0%
    Sakai Moving Service Co., Ltd.                              2,000   99,936             0.0%
#   Sakai Ovex Co., Ltd.                                       19,000   31,789             0.0%
    Sakata INX Corp.                                           16,800  153,237             0.0%
    Sakata Seed Corp.                                           9,400  198,993             0.0%
    Sala Corp.                                                  3,000   15,238             0.0%
    SAMTY Co., Ltd.                                             5,500   55,937             0.0%
    San-A Co., Ltd.                                             5,000  212,328             0.0%
    San-Ai Oil Co., Ltd.                                       26,000  198,590             0.0%
    San-In Godo Bank, Ltd. (The)                               39,000  360,414             0.0%
    Sanden Holdings Corp.                                      44,000  151,468             0.0%
    Sanei Architecture Planning Co., Ltd.                       1,300   14,283             0.0%
    Sangetsu Co., Ltd.                                         18,700  298,319             0.0%
    Sanken Electric Co., Ltd.                                  48,000  166,827             0.0%
    Sanko Marketing Foods Co., Ltd.                               700    5,459             0.0%
    Sanko Metal Industrial Co., Ltd.                            4,000    8,948             0.0%
    Sankyo Co., Ltd.                                            9,900  381,543             0.0%
    Sankyo Tateyama, Inc.                                       8,700  121,104             0.0%
    Sankyu, Inc.                                               87,000  490,091             0.0%
    Sanoh Industrial Co., Ltd.                                 10,500   66,516             0.0%
    Sanrio Co., Ltd.                                            6,100  162,054             0.0%
    Sansha Electric Manufacturing Co., Ltd.                     6,400   40,582             0.0%
    Sanshin Electronics Co., Ltd.                              10,900  115,643             0.0%
    Santen Pharmaceutical Co., Ltd.                            15,500  210,373             0.0%
    Sanwa Holdings Corp.                                       66,200  535,475             0.0%
    Sanyo Chemical Industries, Ltd.                            23,000  170,120             0.0%
    Sanyo Denki Co., Ltd.                                      10,000   60,905             0.0%
    Sanyo Electric Railway Co., Ltd.                            3,000   11,663             0.0%
    Sanyo Shokai, Ltd.                                         38,000  110,829             0.0%
    Sanyo Special Steel Co., Ltd.                              44,000  181,247             0.0%
    Sapporo Holdings, Ltd.                                    136,000  560,506             0.1%
    Sata Construction Co., Ltd.                                 2,600   12,326             0.0%
    Sato Holdings Corp.                                         5,700  123,916             0.0%
    Sato Restaurant Systems Co., Ltd.                           5,400   38,857             0.0%
    Satori Electric Co., Ltd.                                   7,300   49,394             0.0%
    Sawada Holdings Co., Ltd.                                   7,000   70,113             0.0%
    Sawai Pharmaceutical Co., Ltd.                              6,800  435,319             0.0%
    Saxa Holdings, Inc.                                        23,000   47,026             0.0%
    SBI Holdings, Inc.                                         59,430  672,648             0.1%
    SBS Holdings, Inc.                                          3,200   29,535             0.0%
    SCREEN Holdings Co., Ltd.                                  48,000  283,600             0.0%
    Scroll Corp.                                                8,200   29,779             0.0%
    SCSK Corp.                                                  4,900  187,866             0.0%
    Secom Co., Ltd.                                             7,000  466,935             0.0%
    Sega Sammy Holdings, Inc.                                  30,900  325,402             0.0%
    Seika Corp.                                                23,000   52,261             0.0%
    Seikagaku Corp.                                             6,100   78,340             0.0%
    Seikitokyu Kogyo Co., Ltd.                                 16,300   79,879             0.0%
    Seiko Epson Corp.                                          47,700  728,625             0.1%
    Seiko Holdings Corp.                                       51,000  332,261             0.0%
    Seino Holdings Co., Ltd.                                   33,000  391,652             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Seiren Co., Ltd.                                           10,500 $  123,542             0.0%
    Sekisui Chemical Co., Ltd.                                 72,000    849,528             0.1%
    Sekisui House, Ltd.                                        71,000  1,181,896             0.1%
    Sekisui Jushi Corp.                                        10,900    146,043             0.0%
    Sekisui Plastics Co., Ltd.                                 18,000     58,437             0.0%
    Senko Co., Ltd.                                            33,000    228,420             0.0%
    Senshu Electric Co., Ltd.                                   1,300     18,723             0.0%
    Senshu Ikeda Holdings, Inc.                                87,140    375,297             0.0%
    Senshukai Co., Ltd.                                        11,700     78,061             0.0%
    Seria Co., Ltd.                                             3,600    153,081             0.0%
    Seven & I Holdings Co., Ltd.                               29,900  1,358,202             0.1%
    Seven Bank, Ltd.                                           40,700    185,452             0.0%
#*  Sharp Corp.                                               247,000    270,732             0.0%
    Shibaura Mechatronics Corp.                                21,000     44,261             0.0%
    Shibuya Kogyo Co., Ltd.                                     5,000     76,987             0.0%
    Shidax Corp.                                                1,700      7,078             0.0%
    Shiga Bank, Ltd. (The)                                     89,000    475,694             0.0%
    Shikibo, Ltd.                                              29,000     29,461             0.0%
    Shikoku Bank, Ltd. (The)                                   67,000    145,607             0.0%
    Shikoku Chemicals Corp.                                    11,000    108,296             0.0%
    Shikoku Electric Power Co., Inc.                           24,000    407,450             0.0%
    Shima Seiki Manufacturing, Ltd.                             9,100    135,852             0.0%
    Shimachu Co., Ltd.                                         13,100    286,139             0.0%
    Shimadzu Corp.                                             28,000    434,349             0.0%
    Shimamura Co., Ltd.                                         5,100    572,787             0.1%
    Shimano, Inc.                                               2,900    456,949             0.0%
    Shimizu Bank, Ltd. (The)                                    1,800     44,520             0.0%
    Shimizu Corp.                                              27,000    236,401             0.0%
    Shimojima Co., Ltd.                                           700      6,081             0.0%
    Shin Nippon Air Technologies Co., Ltd.                      3,500     31,113             0.0%
    Shin-Etsu Chemical Co., Ltd.                               18,200  1,082,339             0.1%
    Shin-Keisei Electric Railway Co., Ltd.                      7,000     24,958             0.0%
    Shinagawa Refractories Co., Ltd.                           17,000     38,140             0.0%
    Shindengen Electric Manufacturing Co., Ltd.                24,000     87,650             0.0%
    Shinko Electric Industries Co., Ltd.                       26,400    160,338             0.0%
    Shinko Plantech Co., Ltd.                                  12,500    100,463             0.0%
    Shinko Shoji Co., Ltd.                                      6,300     70,206             0.0%
    Shinmaywa Industries, Ltd.                                 24,000    262,004             0.0%
    Shinnihon Corp.                                            17,200     81,493             0.0%
    Shinsei Bank, Ltd.                                        217,000    455,000             0.0%
    Shinsho Corp.                                               8,000     16,952             0.0%
    Shionogi & Co., Ltd.                                        5,500    225,591             0.0%
    Ship Healthcare Holdings, Inc.                              9,400    227,698             0.0%
    Shiroki Corp.                                              13,000     37,751             0.0%
    Shiseido Co., Ltd.                                         31,300    743,502             0.1%
    Shizuoka Bank, Ltd. (The)                                  60,000    601,906             0.1%
    Shizuoka Gas Co., Ltd.                                     22,100    148,554             0.0%
    SHO-BOND Holdings Co., Ltd.                                 2,100     83,401             0.0%
    Shochiku Co., Ltd.                                          9,000     79,500             0.0%
    Shoko Co., Ltd.                                            25,000     18,749             0.0%
    Showa Aircraft Industry Co., Ltd.                           2,000     20,261             0.0%
    Showa Corp.                                                19,200    177,964             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Showa Denko KK                                            511,000 $  643,591             0.1%
    Showa Sangyo Co., Ltd.                                     28,000    105,276             0.0%
    Showa Shell Sekiyu K.K.                                    45,500    401,603             0.0%
    Siix Corp.                                                  7,200    202,625             0.0%
    Sinanen Holdings Co., Ltd.                                 10,000     37,227             0.0%
    Sinfonia Technology Co., Ltd.                              39,000     67,345             0.0%
    Sinko Industries, Ltd.                                      1,900     20,157             0.0%
    SKY Perfect JSAT Holdings, Inc.                            48,500    255,281             0.0%
    SMC Corp.                                                     900    231,518             0.0%
    SMK Corp.                                                  14,000     71,544             0.0%
    SMS Co., Ltd.                                               4,200     69,761             0.0%
    Soda Nikka Co., Ltd.                                        3,000     12,567             0.0%
    Sodick Co., Ltd.                                           16,000    118,015             0.0%
    SoftBank Group Corp.                                       27,996  1,568,557             0.1%
    Software Service, Inc.                                        300     11,308             0.0%
    Sogo Medical Co., Ltd.                                      3,200    118,596             0.0%
    Sojitz Corp.                                              294,700    648,192             0.1%
    Sompo Japan Nipponkoa Holdings, Inc.                       22,075    693,117             0.1%
    Sony Corp.                                                 26,000    739,060             0.1%
*   Sony Corp. Sponsored ADR                                   51,518  1,463,111             0.1%
    Sony Financial Holdings, Inc.                              19,700    353,075             0.0%
    Sotetsu Holdings, Inc.                                     48,000    273,299             0.0%
    Space Co., Ltd.                                             4,200     46,359             0.0%
    Sparx Group Co., Ltd.                                       7,000     18,799             0.0%
    Square Enix Holdings Co., Ltd.                              5,900    159,473             0.0%
    ST Corp.                                                    1,400     11,995             0.0%
    St Marc Holdings Co., Ltd.                                  5,400    160,525             0.0%
    Stanley Electric Co., Ltd.                                 24,700    471,784             0.0%
    Star Micronics Co., Ltd.                                    8,400    114,019             0.0%
    Start Today Co., Ltd.                                       6,000    200,901             0.0%
    Starts Corp., Inc.                                          5,000     78,399             0.0%
    Starzen Co., Ltd.                                           2,000     51,812             0.0%
    Stella Chemifa Corp.                                        2,500     24,412             0.0%
    Studio Alice Co., Ltd.                                      3,400     63,789             0.0%
    Sugi Holdings Co., Ltd.                                     3,300    160,356             0.0%
    Sumco Corp.                                                21,700    218,751             0.0%
    Sumida Corp.                                               10,100     67,427             0.0%
    Suminoe Textile Co., Ltd.                                  18,000     51,489             0.0%
    Sumitomo Bakelite Co., Ltd.                                69,000    283,071             0.0%
    Sumitomo Chemical Co., Ltd.                               333,355  1,909,525             0.1%
    Sumitomo Corp.                                             71,300    779,828             0.1%
    Sumitomo Dainippon Pharma Co., Ltd.                        18,000    199,225             0.0%
    Sumitomo Densetsu Co., Ltd.                                 8,200    107,511             0.0%
    Sumitomo Electric Industries, Ltd.                        102,300  1,396,185             0.1%
    Sumitomo Forestry Co., Ltd.                                47,900    572,913             0.1%
    Sumitomo Heavy Industries, Ltd.                           140,000    630,842             0.1%
    Sumitomo Metal Mining Co., Ltd.                            65,000    806,416             0.1%
    Sumitomo Mitsui Construction Co., Ltd.                    164,300    159,615             0.0%
    Sumitomo Mitsui Financial Group, Inc.                     110,183  4,395,601             0.2%
    Sumitomo Mitsui Trust Holdings, Inc.                      273,440  1,049,612             0.1%
    Sumitomo Osaka Cement Co., Ltd.                           140,000    539,493             0.0%
    Sumitomo Precision Products Co., Ltd.                      12,000     46,970             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Sumitomo Real Estate Sales Co., Ltd.                        3,400 $   78,328             0.0%
    Sumitomo Realty & Development Co., Ltd.                     9,000    296,355             0.0%
    Sumitomo Riko Co., Ltd.                                    14,700    118,828             0.0%
    Sumitomo Rubber Industries, Ltd.                           44,200    657,408             0.1%
    Sumitomo Seika Chemicals Co., Ltd.                         14,000     97,610             0.0%
    Sumitomo Warehouse Co., Ltd. (The)                         49,000    259,959             0.0%
    Sun Corp.                                                   1,300      7,943             0.0%
    Sun Frontier Fudousan Co., Ltd.                             7,800     62,958             0.0%
    Sun-Wa Technos Corp.                                        3,400     28,382             0.0%
    Sundrug Co., Ltd.                                           4,500    237,058             0.0%
    Suntory Beverage & Food, Ltd.                               4,100    165,794             0.0%
    Suruga Bank, Ltd.                                          25,000    492,175             0.0%
    Suzuken Co., Ltd.                                          17,660    675,917             0.1%
    Suzuki Motor Corp.                                         32,200  1,054,339             0.1%
*   SWCC Showa Holdings Co., Ltd.                             102,000     67,425             0.0%
    Sysmex Corp.                                                7,800    445,839             0.0%
    Systena Corp.                                               2,400     23,321             0.0%
    T Hasegawa Co., Ltd.                                        5,000     65,542             0.0%
    T RAD Co., Ltd.                                            26,000     43,136             0.0%
    T&D Holdings, Inc.                                         70,300    923,792             0.1%
    T&K Toka Co., Ltd.                                          2,800     51,447             0.0%
    T-Gaia Corp.                                                4,300     65,560             0.0%
    Tabuchi Electric Co., Ltd.                                  6,000     41,064             0.0%
    Tachi-S Co., Ltd.                                          10,000    139,605             0.0%
    Tachibana Eletech Co., Ltd.                                 3,120     35,142             0.0%
    Tadano, Ltd.                                               29,000    346,418             0.0%
    Taiheiyo Cement Corp.                                     179,000    590,113             0.1%
    Taiho Kogyo Co., Ltd.                                       6,900     79,632             0.0%
    Taikisha, Ltd.                                              5,600    135,565             0.0%
    Taiko Bank, Ltd. (The)                                      1,000      1,947             0.0%
    Taiko Pharmaceutical Co., Ltd.                              4,000     62,826             0.0%
    Taisei Corp.                                               45,000    292,433             0.0%
    Taisei Lamick Co., Ltd.                                     1,100     26,317             0.0%
    Taiyo Holdings Co., Ltd.                                    2,800     96,234             0.0%
    Taiyo Yuden Co., Ltd.                                      34,500    485,797             0.0%
#   Takagi Securities Co., Ltd.                                10,000     17,574             0.0%
    Takaoka Toko Co., Ltd.                                      1,980     23,391             0.0%
    Takara Holdings, Inc.                                      32,000    229,849             0.0%
    Takara Leben Co., Ltd.                                     36,800    191,319             0.0%
    Takara Standard Co., Ltd.                                  30,000    226,620             0.0%
    Takasago International Corp.                                5,000    131,939             0.0%
    Takasago Thermal Engineering Co., Ltd.                     14,600    209,600             0.0%
    Takashima & Co., Ltd.                                      16,000     34,602             0.0%
    Takashimaya Co., Ltd.                                      67,000    598,927             0.1%
*   Takata Corp.                                               11,500    130,341             0.0%
    Take And Give Needs Co., Ltd.                               1,920     10,920             0.0%
    Takeda Pharmaceutical Co., Ltd.                            16,000    781,316             0.1%
    Takeei Corp.                                               10,100     97,440             0.0%
    Takeuchi Manufacturing Co., Ltd.                           11,100    209,089             0.0%
    Takihyo Co., Ltd.                                           5,000     18,975             0.0%
    Takiron Co., Ltd.                                          19,000     81,306             0.0%
    Takisawa Machine Tool Co., Ltd.                            14,000     19,312             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Takuma Co., Ltd.                                           21,000 $  165,819             0.0%
    Tama Home Co., Ltd.                                        10,000     37,229             0.0%
    Tamron Co., Ltd.                                            3,700     73,896             0.0%
    Tamura Corp.                                               28,000     89,078             0.0%
    Tanseisha Co., Ltd.                                         7,800     57,481             0.0%
    Tatsuta Electric Wire and Cable Co., Ltd.                  15,000     57,253             0.0%
    Tayca Corp.                                                 5,000     20,876             0.0%
    TBK Co., Ltd.                                               7,000     27,752             0.0%
    TDK Corp.                                                  11,700    745,248             0.1%
    TDK Corp. Sponsored ADR                                     7,012    453,326             0.0%
    Teijin, Ltd.                                              252,000    889,572             0.1%
    Teikoku Electric Manufacturing Co., Ltd.                    5,600     38,516             0.0%
    Tekken Corp.                                               25,000     69,626             0.0%
    Terumo Corp.                                               12,500    370,875             0.0%
    THK Co., Ltd.                                              24,500    461,522             0.0%
    Toa Corp.(6894434)                                          6,000     60,633             0.0%
    Toa Corp.(6894508)                                         68,000    154,292             0.0%
    Toa Oil Co., Ltd.                                           6,000      7,530             0.0%
    TOA ROAD Corp.                                             18,000     70,862             0.0%
    Toagosei Co., Ltd.                                         38,500    322,331             0.0%
*   Tobishima Corp.                                            31,100     54,696             0.0%
    Tobu Railway Co., Ltd.                                     43,000    207,978             0.0%
    Tobu Store Co., Ltd.                                       10,000     25,133             0.0%
    TOC Co., Ltd.                                              16,400    120,238             0.0%
    Tocalo Co., Ltd.                                            3,600     72,264             0.0%
    Tochigi Bank, Ltd. (The)                                   31,000    177,079             0.0%
    Toda Corp.                                                 78,000    424,302             0.0%
    Toda Kogyo Corp.                                           13,000     35,298             0.0%
    Toei Co., Ltd.                                             26,000    232,307             0.0%
    Toenec Corp.                                               11,000     85,143             0.0%
    Toho Bank, Ltd. (The)                                      76,000    279,906             0.0%
    Toho Co., Ltd.                                              5,200    135,321             0.0%
    Toho Co., Ltd/Kobe                                          1,800     33,241             0.0%
    Toho Gas Co., Ltd.                                         54,000    330,715             0.0%
    Toho Holdings Co., Ltd.                                    17,100    379,130             0.0%
    Toho Zinc Co., Ltd.                                        62,000    171,344             0.0%
    Tohoku Bank, Ltd. (The)                                    19,000     24,186             0.0%
    Tohoku Electric Power Co., Inc.                            23,700    332,758             0.0%
    Tokai Carbon Co., Ltd.                                     77,000    209,962             0.0%
    Tokai Corp.                                                 2,100     67,285             0.0%
    TOKAI Holdings Corp.                                       27,400    116,198             0.0%
    Tokai Lease Co., Ltd.                                       2,000      3,653             0.0%
    Tokai Rika Co., Ltd.                                       17,700    382,722             0.0%
    Tokai Tokyo Financial Holdings, Inc.                       55,100    335,229             0.0%
    Token Corp.                                                 2,220    176,149             0.0%
    Tokio Marine Holdings, Inc.                                51,500  1,984,381             0.1%
    Tokio Marine Holdings, Inc. ADR                             1,000     38,540             0.0%
    Toko, Inc.                                                  6,000     17,108             0.0%
    Tokushu Tokai Paper Co., Ltd.                              39,000    129,805             0.0%
*   Tokuyama Corp.                                             94,000    189,571             0.0%
    Tokyo Dome Corp.                                           54,000    250,707             0.0%
*   Tokyo Electric Power Co., Inc.                             54,388    371,004             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Tokyo Electron Device, Ltd.                                 3,600 $   46,466             0.0%
    Tokyo Electron, Ltd.                                       14,000    839,704             0.1%
    Tokyo Gas Co., Ltd.                                        59,000    291,983             0.0%
    Tokyo Keiki, Inc.                                          27,000     53,427             0.0%
    Tokyo Rakutenchi Co., Ltd.                                  7,000     28,790             0.0%
*   Tokyo Rope Manufacturing Co., Ltd.                         27,000     41,761             0.0%
    Tokyo Sangyo Co., Ltd.                                      4,000     17,858             0.0%
    Tokyo Seimitsu Co., Ltd.                                    8,700    192,080             0.0%
    Tokyo Steel Manufacturing Co., Ltd.                        27,700    184,847             0.0%
    Tokyo Tatemono Co., Ltd.                                   43,000    534,290             0.0%
    Tokyo Tekko Co., Ltd.                                      12,000     55,622             0.0%
    Tokyo Theatres Co., Inc.                                   21,000     23,254             0.0%
    Tokyo TY Financial Group, Inc.                              9,713    304,225             0.0%
    Tokyotokeiba Co., Ltd.                                     34,000     79,855             0.0%
    Tokyu Corp.                                                49,000    397,329             0.0%
    Tokyu Fudosan Holdings Corp.                               63,525    446,527             0.0%
    Toli Corp.                                                 17,000     48,295             0.0%
    Tomato Bank, Ltd.                                          11,000     15,454             0.0%
    Tomen Devices Corp.                                           100      1,650             0.0%
    Tomoe Corp.                                                 9,500     29,032             0.0%
    Tomoe Engineering Co., Ltd.                                 2,100     26,443             0.0%
    Tomoegawa Co., Ltd.                                         7,000     12,864             0.0%
    Tomoku Co., Ltd.                                           21,000     45,257             0.0%
    TOMONY Holdings, Inc.                                      54,000    209,407             0.0%
    Tomy Co., Ltd.                                             30,000    151,146             0.0%
    Tonami Holdings Co., Ltd.                                  16,000     52,215             0.0%
    TonenGeneral Sekiyu K.K.                                   14,000    145,455             0.0%
    Topcon Corp.                                               12,700    183,483             0.0%
    Toppan Forms Co., Ltd.                                     19,000    244,772             0.0%
    Toppan Printing Co., Ltd.                                  67,000    600,820             0.1%
    Topre Corp.                                                13,700    297,616             0.0%
    Topy Industries, Ltd.                                      71,000    159,748             0.0%
    Toray Industries, Inc.                                    167,000  1,456,942             0.1%
    Toridoll.corp                                               4,800     60,721             0.0%
    Torii Pharmaceutical Co., Ltd.                              1,800     43,436             0.0%
#   Torishima Pump Manufacturing Co., Ltd.                      9,100     70,598             0.0%
    Tosei Corp.                                                 9,800     60,677             0.0%
*   Toshiba Corp.                                             707,000  1,994,487             0.1%
    Toshiba Machine Co., Ltd.                                  48,000    165,292             0.0%
    Toshiba Plant Systems & Services Corp.                     12,500    133,893             0.0%
    Toshiba TEC Corp.                                          48,000    173,896             0.0%
    Tosho Co., Ltd.                                             1,600     42,228             0.0%
    Tosho Printing Co., Ltd.                                   11,000     46,273             0.0%
    Tosoh Corp.                                               155,000    787,205             0.1%
    Totetsu Kogyo Co., Ltd.                                     7,700    166,494             0.0%
    TOTO, Ltd.                                                 12,500    423,817             0.0%
    Tottori Bank, Ltd. (The)                                   13,000     22,881             0.0%
    Towa Bank, Ltd. (The)                                     140,000    122,498             0.0%
    Towa Corp.                                                  8,700     46,693             0.0%
    Towa Pharmaceutical Co., Ltd.                               3,100    210,814             0.0%
    Toyo Construction Co., Ltd.                                18,700     85,939             0.0%
    Toyo Denki Seizo--Toyo Electric Manufacturing Co., Ltd.    13,000     47,368             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Toyo Engineering Corp.                                     41,000 $  103,103             0.0%
    Toyo Ink SC Holdings Co., Ltd.                             68,000    280,382             0.0%
    Toyo Kanetsu K.K.                                          38,000     61,426             0.0%
    Toyo Kohan Co., Ltd.                                       21,000     67,771             0.0%
    Toyo Securities Co., Ltd.                                  21,000     67,775             0.0%
    Toyo Seikan Group Holdings, Ltd.                           32,200    622,210             0.1%
    Toyo Suisan Kaisha, Ltd.                                    5,800    213,717             0.0%
    Toyo Tanso Co., Ltd.                                        7,600    109,434             0.0%
    Toyo Tire & Rubber Co., Ltd.                               21,500    452,419             0.0%
    Toyo Wharf & Warehouse Co., Ltd.                           13,000     20,458             0.0%
    Toyobo Co., Ltd.                                          292,000    428,028             0.0%
    Toyoda Gosei Co., Ltd.                                     26,100    598,266             0.1%
    Toyota Boshoku Corp.                                       20,100    429,474             0.0%
    Toyota Motor Corp.                                        117,055  7,171,308             0.4%
    Toyota Motor Corp. Sponsored ADR                           41,028  5,030,853             0.3%
    Toyota Tsusho Corp.                                        45,500  1,042,043             0.1%
    TPR Co., Ltd.                                               6,500    158,891             0.0%
    Trancom Co., Ltd.                                           2,000     96,397             0.0%
    Transcosmos, Inc.                                           5,800    161,943             0.0%
    Trend Micro, Inc.                                           7,700    300,080             0.0%
    Trusco Nakayama Corp.                                       6,100    213,873             0.0%
    TS Tech Co., Ltd.                                          17,800    488,175             0.0%
    Tsubakimoto Chain Co.                                      45,000    329,727             0.0%
#*  Tsudakoma Corp.                                            12,000     11,947             0.0%
    Tsugami Corp.                                              23,000    112,598             0.0%
    Tsukada Global Holdings, Inc.                               2,000     12,815             0.0%
    Tsukishima Kikai Co., Ltd.                                  7,200     68,653             0.0%
    Tsukuba Bank, Ltd.                                         32,200    113,261             0.0%
    Tsukui Corp.                                               12,000    128,874             0.0%
    Tsumura & Co.                                              14,900    359,031             0.0%
    Tsuruha Holdings, Inc.                                      5,000    396,120             0.0%
    Tsurumi Manufacturing Co., Ltd.                             6,100    111,420             0.0%
    Tv Tokyo Holdings Corp.                                     5,300     94,016             0.0%
    U-Shin, Ltd.                                                7,200     44,789             0.0%
    UACJ Corp.                                                 89,908    174,598             0.0%
    Ube Industries, Ltd.                                      391,200    821,427             0.1%
    Uchida Yoko Co., Ltd.                                       5,000     16,042             0.0%
    Uchiyama Holdings Co., Ltd.                                 1,500      5,801             0.0%
    UKC Holdings Corp.                                          4,800     96,178             0.0%
    Ulvac, Inc.                                                14,900    264,994             0.0%
    Unicharm Corp.                                             12,200    260,546             0.0%
    Uniden Holdings Corp.                                      12,000     19,103             0.0%
    Union Tool Co.                                              2,600     64,177             0.0%
    Unipres Corp.                                              13,100    297,717             0.0%
    United Arrows, Ltd.                                         3,800    163,707             0.0%
    United Super Markets Holdings, Inc.                         9,600     83,663             0.0%
*   Unitika, Ltd.                                             233,000    117,136             0.0%
    Universal Entertainment Corp.                               7,600    137,894             0.0%
    Unizo Holdings Co., Ltd.                                    3,800    161,315             0.0%
    UNY Group Holdings Co., Ltd.                               76,600    423,495             0.0%
*   Usen Corp.                                                 32,570     86,717             0.0%
    Ushio, Inc.                                                37,200    512,460             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
JAPAN -- (Continued)
    USS Co., Ltd.                                              12,400 $218,908             0.0%
*   UT Group Co., Ltd.                                          5,700   31,022             0.0%
    Utoc Corp.                                                  2,600   10,700             0.0%
    Valor Holdings Co., Ltd.                                   12,100  282,176             0.0%
    Vital KSK Holdings, Inc.                                    7,300   53,082             0.0%
    Vitec Holdings Co., Ltd.                                    4,800   59,446             0.0%
    VT Holdings Co., Ltd.                                      16,800  103,892             0.0%
    Wacoal Holdings Corp.                                      39,000  489,391             0.0%
    Wacom Co., Ltd.                                            52,000  194,638             0.0%
    Wakachiku Construction Co., Ltd.                           48,000   60,806             0.0%
    Wakita & Co., Ltd.                                         12,300   96,803             0.0%
    Warabeya Nichiyo Co., Ltd.                                  3,200   62,469             0.0%
*   WATAMI Co., Ltd.                                            8,800   61,769             0.0%
    Weathernews, Inc.                                           1,400   45,056             0.0%
    Welcia Holdings Co., Ltd.                                   4,300  211,927             0.0%
    West Holdings Corp.                                         8,600   50,447             0.0%
    West Japan Railway Co.                                      7,300  512,874             0.0%
    Wood One Co., Ltd.                                          7,000   14,437             0.0%
    Wowow, Inc.                                                 3,400   93,027             0.0%
    Xebio Holdings Co., Ltd.                                   10,200  182,498             0.0%
    Yahagi Construction Co., Ltd.                              11,100   95,479             0.0%
    Yahoo Japan Corp.                                          36,500  154,801             0.0%
    Yaizu Suisankagaku Industry Co., Ltd.                         500    4,079             0.0%
    Yakult Honsha Co., Ltd.                                     1,900  100,589             0.0%
    YAMABIKO Corp.                                              8,400   77,303             0.0%
    Yamada Denki Co., Ltd.                                    168,400  757,571             0.1%
    Yamagata Bank, Ltd. (The)                                  55,000  213,767             0.0%
    Yamaguchi Financial Group, Inc.                            50,000  614,979             0.1%
    Yamaha Corp.                                               20,000  496,375             0.0%
    Yamaha Motor Co., Ltd.                                     27,900  625,587             0.1%
    Yamaichi Electronics Co., Ltd.                              9,600   85,002             0.0%
    Yamanashi Chuo Bank, Ltd. (The)                            58,000  271,868             0.0%
    Yamatane Corp.                                             46,000   70,090             0.0%
    Yamato Holdings Co., Ltd.                                  29,700  584,624             0.1%
    Yamato Kogyo Co., Ltd.                                     13,500  359,601             0.0%
    Yamaya Corp.                                                2,500   51,814             0.0%
    Yamazaki Baking Co., Ltd.                                  31,000  597,016             0.1%
    Yamazen Corp.                                              13,000  116,094             0.0%
    Yaoko Co., Ltd.                                             3,800  153,055             0.0%
    Yaskawa Electric Corp.                                     31,800  377,208             0.0%
    Yellow Hat, Ltd.                                            5,500  120,999             0.0%
    Yokogawa Bridge Holdings Corp.                             11,700  108,458             0.0%
    Yokogawa Electric Corp.                                    27,500  307,183             0.0%
    Yokohama Reito Co., Ltd.                                   18,000  143,556             0.0%
    Yokohama Rubber Co., Ltd. (The)                            32,500  624,768             0.1%
    Yokowo Co., Ltd.                                            3,300   18,004             0.0%
    Yomiuri Land Co., Ltd.                                     14,000   48,253             0.0%
    Yondoshi Holdings, Inc.                                     3,500   74,096             0.0%
    Yonekyu Corp.                                                 400    7,334             0.0%
    Yorozu Corp.                                                6,900  147,463             0.0%
    Yoshinoya Holdings Co., Ltd.                               13,700  168,795             0.0%
    Yuasa Trading Co., Ltd.                                     4,000   93,241             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES    VALUE++    OF NET ASSETS**
                                                              ------- ------------ ---------------
JAPAN -- (Continued)
    Yuken Kogyo Co., Ltd.                                       9,000 $     17,463             0.0%
    Yumeshin Holdings Co., Ltd.                                 2,500       14,461             0.0%
    Yurtec Corp.                                               16,000      153,519             0.0%
    Yusen Logistics Co., Ltd.                                   8,800      102,671             0.0%
    Yushiro Chemical Industry Co., Ltd.                         2,400       27,762             0.0%
*   Zenitaka Corp. (The)                                       10,000       52,558             0.0%
    Zenrin Co., Ltd.                                            5,700       83,020             0.0%
    Zensho Holdings Co., Ltd.                                  40,500      381,600             0.0%
    Zeon Corp.                                                 52,000      424,412             0.0%
    ZERIA Pharmaceutical Co., Ltd.                              4,200       62,561             0.0%
    Zojirushi Corp.                                             3,000       42,722             0.0%
    Zuiko Corp.                                                   500       18,826             0.0%
                                                                      ------------            ----
TOTAL JAPAN                                                            376,019,813            17.7%
                                                                      ------------            ----
MALAYSIA -- (0.7%)
    Aeon Co. M Bhd                                            120,000       79,103             0.0%
    Affin Holdings Bhd                                        109,590       60,926             0.0%
    AirAsia BHD                                               453,200      155,637             0.0%
*   Alam Maritim Resources Bhd                                106,700       12,139             0.0%
    Alliance Financial Group Bhd                              293,300      244,112             0.0%
    AMMB Holdings Bhd                                         321,200      356,031             0.1%
    APM Automotive Holdings Bhd                                34,700       33,109             0.0%
    Astro Malaysia Holdings Bhd                                35,600       23,670             0.0%
    Axiata Group Bhd                                          141,577      202,857             0.0%
    Batu Kawan Bhd                                             30,000      122,178             0.0%
    Benalec Holdings Bhd                                       48,000        6,459             0.0%
#   Berjaya Corp. Bhd                                         857,000       82,603             0.0%
    Berjaya Land Bhd                                           76,000       12,353             0.0%
    Berjaya Sports Toto Bhd                                    97,159       72,314             0.0%
    BIMB Holdings Bhd                                          73,900       70,541             0.0%
    Bonia Corp. Bhd                                            82,000       14,193             0.0%
    Boustead Holdings Bhd                                     112,704      105,774             0.0%
    Boustead Plantations Bhd                                   22,500        7,854             0.0%
    British American Tobacco Malaysia Bhd                       8,100      116,410             0.0%
*   Bumi Armada Bhd                                           421,400       94,970             0.0%
    Bursa Malaysia Bhd                                         48,100       94,924             0.0%
    Cahya Mata Sarawak Bhd                                    134,100      165,334             0.0%
    Carlsberg Brewery Malaysia Bhd Class B                     30,500       88,132             0.0%
    CB Industrial Product Holding Bhd                         102,800       47,434             0.0%
    CIMB Group Holdings Bhd                                   308,770      330,789             0.0%
    Coastal Contracts Bhd                                      42,800       20,297             0.0%
    CSC Steel Holdings Bhd                                     47,300       10,803             0.0%
    Cypark Resources Bhd                                       22,100        9,038             0.0%
    Dayang Enterprise Holdings Bhd                             54,439       21,517             0.0%
    Dialog Group Bhd                                          390,658      145,114             0.0%
#   DiGi.Com Bhd                                               61,000       74,631             0.0%
    DKSH Holdings Malaysia Bhd                                 22,800       23,261             0.0%
#   DRB-Hicom Bhd                                             336,400      104,846             0.0%
    Dutch Lady Milk Industries Bhd                              2,400       26,592             0.0%
    Eastern & Oriental Bhd                                    218,229       80,685             0.0%
*   Evergreen Fibreboard Bhd                                  140,500       72,185             0.0%
    Felda Global Ventures Holdings Bhd                         95,300       39,390             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
MALAYSIA -- (Continued)
    Gamuda Bhd                                                209,400 $219,262             0.0%
#   Genting Bhd                                               132,500  228,401             0.0%
    Genting Malaysia Bhd                                      376,500  376,514             0.1%
#   Genting Plantations Bhd                                    33,300   82,963             0.0%
    Globetronics Technology Bhd                                37,900   54,832             0.0%
    Glomac Bhd                                                 86,600   18,351             0.0%
    Guinness Anchor Bhd                                        23,000   76,482             0.0%
#   HAP Seng Consolidated Bhd                                 242,580  341,258             0.1%
    Hap Seng Plantations Holdings Bhd                          77,600   43,306             0.0%
    Hartalega Holdings Bhd                                     64,000   77,609             0.0%
    Hock Seng LEE Bhd                                          55,900   24,081             0.0%
    Hong Leong Bank Bhd                                        61,580  199,942             0.0%
#   Hong Leong Financial Group Bhd                             41,700  137,070             0.0%
    Hong Leong Industries Bhd                                  31,400   45,757             0.0%
    Hua Yang Bhd                                               48,800   21,103             0.0%
    IHH Healthcare Bhd                                         24,300   35,708             0.0%
#   IJM Corp. Bhd                                             983,720  759,631             0.1%
    IJM Plantations Bhd                                        80,200   65,340             0.0%
    Inari Amertron Bhd                                         51,637   42,803             0.0%
    Insas Bhd                                                 128,000   23,749             0.0%
    IOI Corp. Bhd                                              81,326   80,519             0.0%
    IOI Properties Group Bhd                                   29,180   13,690             0.0%
*   Iris Corp. Bhd                                            271,500   15,727             0.0%
*   Iskandar Waterfront City Bhd                               91,000   16,682             0.0%
    Jaya Tiasa Holdings BHD                                    89,500   25,380             0.0%
    JCY International Bhd                                     139,200   25,190             0.0%
*   Kian JOO CAN Factory Bhd                                   56,700   42,090             0.0%
    KLCCP Stapled Group                                        52,600   85,875             0.0%
*   KNM Group Bhd                                             535,830   65,851             0.0%
    Kossan Rubber Industries                                   59,300  112,455             0.0%
    KPJ Healthcare Bhd                                         66,550   66,128             0.0%
#   KSL Holdings BHD                                          147,569   53,889             0.0%
#   Kuala Lumpur Kepong Bhd                                    27,100  143,573             0.0%
    Kulim Malaysia BHD                                        119,700   92,636             0.0%
    Kumpulan Perangsang Selangor Bhd                           43,300   12,851             0.0%
    Lafarge Malaysia Bhd                                       54,000  114,372             0.0%
    Land & General BHD                                        224,700   21,904             0.0%
*   Landmarks Bhd                                              74,700   18,713             0.0%
    LBS Bina Group Bhd                                         88,200   29,328             0.0%
    Lingkaran Trans Kota Holdings Bhd                          39,000   46,670             0.0%
*   Lion Industries Corp. Bhd                                 118,500    8,661             0.0%
    LPI Capital Bhd                                            12,720   44,129             0.0%
    Magnum Bhd                                                 70,400   44,047             0.0%
    Mah Sing Group Bhd                                        620,440  190,380             0.0%
    Malayan Banking Bhd                                       342,407  656,420             0.1%
    Malaysia Airports Holdings Bhd                            145,492  179,104             0.0%
    Malaysia Building Society Bhd                              94,214   35,475             0.0%
    Malaysian Bulk Carriers Bhd                                65,400   13,692             0.0%
    Malaysian Pacific Industries Bhd                           25,375   41,001             0.0%
    Malaysian Resources Corp. Bhd                             395,950  116,588             0.0%
    Malton Bhd                                                 43,400    7,868             0.0%
#   Matrix Concepts Holdings Bhd                               51,800   29,156             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
MALAYSIA -- (Continued)
    Maxis Bhd                                                  54,500 $ 83,491             0.0%
    MBM Resources BHD                                           9,610    6,242             0.0%
    Media Prima Bhd                                           173,900   56,311             0.0%
    Mega First Corp. Bhd                                       18,600   10,905             0.0%
    MISC Bhd                                                   96,280  202,016             0.0%
    Mitrajaya Holdings Bhd                                    126,000   35,848             0.0%
    MK Land Holdings Bhd                                      131,800   12,103             0.0%
    MKH Bhd                                                    67,480   36,546             0.0%
    MMC Corp. Bhd                                             284,000  147,444             0.0%
    MNRB Holdings Bhd                                          17,800   14,195             0.0%
*   Mudajaya Group Bhd                                         54,900   15,816             0.0%
    Muhibbah Engineering M Bhd                                115,700   59,414             0.0%
*   Mulpha International Bhd                                  518,800   36,800             0.0%
    My EG Services Bhd                                         97,000   66,608             0.0%
    Naim Holdings Bhd                                          48,600   25,308             0.0%
    Nestle Malaysia Bhd                                         3,800   63,946             0.0%
    Oldtown Bhd                                                93,900   29,235             0.0%
    Oriental Holdings Bhd                                       6,200   10,121             0.0%
*   OSK Holdings Bhd                                                1       --             0.0%
    Padini Holdings Bhd                                       269,400   95,886             0.0%
    Pantech Group Holdings Bhd                                 52,217    7,703             0.0%
    Paramount Corp. Bhd                                        32,600   12,494             0.0%
*   Parkson Holdings Bhd                                      276,932   68,867             0.0%
*   Perisai Petroleum Teknologi Bhd                           389,200   29,195             0.0%
    Petronas Chemicals Group Bhd                              153,700  226,616             0.0%
    Petronas Dagangan Bhd                                      17,100   89,593             0.0%
    Petronas Gas Bhd                                           25,100  134,124             0.0%
    Pharmaniaga Bhd                                            29,900   45,447             0.0%
    Pos Malaysia Bhd                                          110,100   99,317             0.0%
    PPB Group Bhd                                              59,840  214,843             0.0%
    Press Metal Bhd                                           122,800   66,405             0.0%
    Protasco Bhd                                               96,000   37,627             0.0%
    Public Bank Bhd                                            88,140  370,558             0.1%
*   Puncak Niaga Holdings Bhd                                  15,500   10,214             0.0%
    QL Resources Bhd                                           84,050   78,889             0.0%
    RCE Capital Bhd                                           301,100   19,223             0.0%
    RHB Capital Bhd                                            59,641   84,578             0.0%
    Salcon Bhd                                                181,700   26,559             0.0%
    Sapurakencana Petroleum Bhd                               330,643  162,070             0.0%
    Sarawak Oil Palms Bhd                                      31,000   34,916             0.0%
    Scientex Bhd                                               24,000   42,741             0.0%
*   Scomi Energy Services Bhd                                 213,100   14,303             0.0%
*   Scomi Group Bhd                                           335,900   14,809             0.0%
    Selangor Properties Bhd                                    24,800   30,560             0.0%
    Shangri-La Hotels Malaysia Bhd                              6,900    9,786             0.0%
*   Shell Refining Co. Federation of Malaya Bhd                25,800   34,069             0.0%
#   Sime Darby Bhd                                            161,919  314,444             0.0%
    SP Setia Bhd Group                                         52,243   40,109             0.0%
    Star Media Group Bhd                                       50,500   28,203             0.0%
*   Sumatec Resources Bhd                                     598,000   21,501             0.0%
    Sunway Bhd                                                219,800  158,417             0.0%
*   Sunway Construction Group Bhd                              21,980    6,649             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
MALAYSIA -- (Continued)
    Supermax Corp. Bhd                                          125,800 $    65,806             0.0%
    Suria Capital Holdings Bhd                                   16,100       8,877             0.0%
#   Syarikat Takaful Malaysia Bhd                                35,000      30,972             0.0%
    Ta Ann Holdings Bhd                                          66,881      60,157             0.0%
    TA Enterprise Bhd                                           333,600      48,478             0.0%
    Tambun Indah Land Bhd                                        80,300      26,347             0.0%
    TAN Chong Motor Holdings Bhd                                100,000      58,028             0.0%
    TDM Bhd                                                     124,400      19,762             0.0%
    Telekom Malaysia Bhd                                        103,348     160,318             0.0%
    Tenaga Nasional Bhd                                          71,550     210,306             0.0%
    Top Glove Corp. Bhd                                         104,800     231,473             0.0%
#*  Tropicana Corp. Bhd                                          45,179      10,125             0.0%
    TSH Resources Bhd                                           164,100      78,244             0.0%
    Tune Protect Group Bhd                                       43,500      14,273             0.0%
    Uchi Technologies Bhd                                        34,000      12,888             0.0%
    UEM Edgenta Bhd                                              98,900      76,576             0.0%
    UEM Sunrise Bhd                                             449,458     130,583             0.0%
    UMW Holdings Bhd                                            136,500     260,290             0.0%
    Unisem M Bhd                                                147,200      81,440             0.0%
    United Plantations Bhd                                       11,300      69,635             0.0%
    UOA Development Bhd                                          49,900      24,486             0.0%
    Uzma Bhd                                                     60,100      30,714             0.0%
    VS Industry Bhd                                             263,500      95,087             0.0%
    Wah Seong Corp. Bhd                                          72,098      19,905             0.0%
    WCT Holdings Bhd                                            321,990     102,599             0.0%
    WTK Holdings Bhd                                             72,500      18,883             0.0%
    Yinson Holdings Bhd                                          37,600      25,699             0.0%
*   YNH Property Bhd                                            101,622      44,186             0.0%
    YTL Corp. Bhd                                             1,453,783     510,533             0.1%
    YTL Power International Bhd                                 196,350      68,956             0.0%
    Zhulian Corp. Bhd                                            45,600      17,291             0.0%
                                                                        -----------             ---
TOTAL MALAYSIA                                                           14,708,392             0.7%
                                                                        -----------             ---
MEXICO -- (1.0%)
    Alfa S.A.B. de C.V. Class A                                 588,810   1,220,553             0.1%
    Alpek S.A.B. de C.V.                                         59,129      85,376             0.0%
    Alsea S.A.B. de C.V.                                        113,347     371,447             0.0%
    America Movil S.A.B. de C.V. Series L                       494,914     440,448             0.0%
    America Movil S.A.B. de C.V. Series L ADR                    23,684     421,812             0.0%
    Arca Continental S.A.B. de C.V.                             114,633     732,236             0.1%
*   Axtel S.A.B. de C.V.                                        301,200     130,015             0.0%
    Banregio Grupo Financiero S.A.B. de C.V.                     85,788     459,224             0.0%
    Bolsa Mexicana de Valores S.A.B. de C.V.                     98,371     164,371             0.0%
*   Cemex S.A.B. de C.V.                                      1,458,253     923,448             0.1%
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                  3,017     231,344             0.0%
*   Consorcio ARA S.A.B. de C.V. Series *                       277,100     103,507             0.0%
    Controladora Comercial Mexicana S.A.B. de C.V.              137,995     403,681             0.0%
*   Corp. GEO S.A.B. de C.V. Series B                           105,000           3             0.0%
    Corp. Inmobiliaria Vesta S.A.B. de C.V.                      38,539      63,183             0.0%
    Corp. Moctezuma S.A.B. de C.V. Series *                      73,800     245,512             0.0%
    Credito Real S.A.B. de C.V. SOFOM ER                         24,300      57,374             0.0%
    El Puerto de Liverpool S.A.B. de C.V.                        20,204     281,475             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
MEXICO -- (Continued)
#*  Empresas ICA S.A.B. de C.V.                               117,564 $    46,619             0.0%
*   Empresas ICA S.A.B. de C.V. Sponsored ADR                  16,200      24,948             0.0%
*   Financiera Independencia SAB de C.V. SOFOM ENR             32,800       7,347             0.0%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR    21,098   2,090,601             0.1%
*   Genomma Lab Internacional S.A.B. de C.V. Class B          238,441     174,957             0.0%
    Gentera S.A.B. de C.V.                                    227,747     418,327             0.0%
    Gruma S.A.B. de C.V. Class B                               70,384   1,080,189             0.1%
*   Grupo Aeromexico S.A.B. de C.V.                            63,856     112,111             0.0%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.        34,200     175,661             0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR         9,537     868,535             0.1%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B    24,482     220,812             0.0%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR          5,100     789,174             0.1%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B      2,400      37,193             0.0%
*   Grupo Bimbo S.A.B. de C.V. Series A                       157,200     444,539             0.0%
    Grupo Carso S.A.B. de C.V. Series A1                       97,100     434,539             0.0%
    Grupo Cementos de Chihuahua S.A.B. de C.V.                  1,100       3,130             0.0%
    Grupo Comercial Chedraui S.A. de C.V.                     101,902     281,070             0.0%
    Grupo Elektra S.A.B. de C.V.                                  634      12,628             0.0%
*   Grupo Famsa S.A.B. de C.V. Class A                         66,508      52,344             0.0%
    Grupo Financiero Banorte S.A.B. de C.V.                   217,596   1,164,926             0.1%
    Grupo Financiero Inbursa S.A.B. de C.V.                   226,840     454,564             0.0%
    Grupo Financiero Interacciones SA de C.V.                  23,264     150,560             0.0%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B  158,708     291,612             0.0%
    Grupo Herdez S.A.B. de C.V. Series *                       58,212     161,796             0.0%
    Grupo Lamosa S.A.B. de C.V.                                34,927      74,219             0.0%
    Grupo Mexico S.A.B. de C.V. Series B                      411,837   1,003,799             0.1%
*   Grupo Pochteca S.A.B. de C.V.                               3,616       2,715             0.0%
    Grupo Sanborns S.A.B. de C.V.                              18,200      31,953             0.0%
*   Grupo Simec S.A.B. de C.V. Series B                        55,969     153,427             0.0%
#*  Grupo Simec S.A.B. de C.V. Sponsored ADR                    1,049       8,560             0.0%
    Grupo Televisa S.A.B. Series CPO                           73,269     426,454             0.0%
    Grupo Televisa S.A.B. Sponsored ADR                        23,672     689,802             0.1%
*   Impulsora del Desarrollo y El Empleo en America Latina
      S.A.B. de C.V.                                          126,300     231,300             0.0%
    Industrias Bachoco S.A.B. de C.V. ADR                         742      40,602             0.0%
    Industrias Bachoco S.A.B. de C.V. Series B                 56,734     258,222             0.0%
*   Industrias CH S.A.B. de C.V. Series B                      80,371     291,700             0.0%
    Industrias Penoles S.A.B. de C.V.                           5,130      67,957             0.0%
    Infraestructura Energetica Nova S.A.B. de C.V.             20,968     100,779             0.0%
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A           235,012     562,425             0.0%
*   Maxcom Telecomunicaciones S.A.B. de C.V.                   53,100       3,215             0.0%
    Megacable Holdings S.A.B. de C.V.                          55,109     210,023             0.0%
    Mexichem S.A.B. de C.V.                                   245,854     639,573             0.0%
#*  Minera Frisco S.A.B. de C.V.                               70,600      37,399             0.0%
*   Organizacion Soriana S.A.B. de C.V. Class B               155,527     373,616             0.0%
*   Promotora y Operadora de Infraestructura S.A.B. de C.V.    34,957     439,497             0.0%
*   Qualitas Controladora S.A.B. de C.V.                       36,600      45,623             0.0%
    TV Azteca S.A.B. de C.V.                                  202,217      32,442             0.0%
#*  Urbi Desarrollos Urbanos S.A.B. de C.V.                    84,222           6             0.0%
    Wal-Mart de Mexico S.A.B. de C.V.                         155,904     412,936             0.0%
                                                                      -----------             ---
TOTAL MEXICO                                                           21,971,435             1.0%
                                                                      -----------             ---

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
NETHERLANDS -- (1.9%)
    Aalberts Industries NV                                     35,795 $1,160,486             0.1%
    Accell Group                                                9,451    196,961             0.0%
    Aegon NV(007924103)                                        84,395    519,027             0.0%
    Aegon NV(5927375)                                         159,051    976,011             0.1%
*   AFC Ajax NV                                                   546      5,109             0.0%
    Akzo Nobel NV                                              49,228  3,481,914             0.2%
    Akzo Nobel NV Sponsored ADR                                 1,500     35,250             0.0%
    AMG Advanced Metallurgical Group NV                         9,178     75,547             0.0%
    Amsterdam Commodities NV                                    6,538    164,524             0.0%
*   APERAM SA                                                  20,072    618,024             0.0%
    Arcadis NV                                                 21,828    550,269             0.0%
    ArcelorMittal(B03XPL1)                                     13,068     72,975             0.0%
    ArcelorMittal(B295F26)                                     88,034    493,871             0.0%
    ASM International NV                                       19,274    735,252             0.0%
    ASML Holding NV                                             9,664    896,676             0.1%
    BE Semiconductor Industries NV                              9,266    200,008             0.0%
    Beter Bed Holding NV                                        5,444    130,224             0.0%
    BinckBank NV                                               20,989    184,627             0.0%
    Brunel International NV                                     6,552    122,886             0.0%
    Corbion NV                                                 12,367    303,671             0.0%
    Delta Lloyd NV                                             76,867    605,714             0.0%
*   Fugro NV                                                   22,625    429,322             0.0%
    Gemalto NV                                                 12,786    800,524             0.1%
*   Heijmans NV                                                 7,697     64,725             0.0%
    Heineken NV                                                 8,080    735,949             0.0%
    Hunter Douglas NV                                             788     32,674             0.0%
    ING Groep NV                                               35,589    519,850             0.0%
    ING Groep NV Sponsored ADR                                240,205  3,475,766             0.2%
    KAS Bank NV                                                 6,626     78,201             0.0%
    Kendrion NV                                                 4,432    106,847             0.0%
    Koninklijke Ahold NV                                      121,046  2,462,418             0.1%
    Koninklijke Ahold NV Sponsored ADR                            369      7,488             0.0%
*   Koninklijke BAM Groep NV                                   97,240    535,553             0.0%
    Koninklijke Boskalis Westminster NV                        29,642  1,438,664             0.1%
    Koninklijke DSM NV                                         25,851  1,378,053             0.1%
    Koninklijke KPN NV                                        708,216  2,595,046             0.1%
    Koninklijke Philips NV(500472303)                          70,011  1,886,096             0.1%
    Koninklijke Philips NV(5986622)                            34,916    941,291             0.1%
    Koninklijke Ten Cate NV                                    11,534    312,006             0.0%
    Koninklijke Vopak NV                                       10,662    428,298             0.0%
    Mota-Engil Africa NV                                        1,511      9,958             0.0%
    Nederland Apparatenfabriek                                    514     16,961             0.0%
    NN Group NV                                                12,989    406,982             0.0%
*   Ordina NV                                                  31,120     37,368             0.0%
*   PostNL NV                                                  99,907    411,592             0.0%
    Randstad Holding NV                                        31,876  1,900,966             0.1%
    RELX NV                                                    60,337  1,029,155             0.1%
*   SBM Offshore NV                                            80,084  1,094,130             0.1%
    Sligro Food Group NV                                        4,325    158,786             0.0%
*   SNS Reaal NV                                               38,309         --             0.0%
*   Telegraaf Media Groep NV                                    4,962     22,230             0.0%
    TKH Group NV                                               12,901    488,182             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
NETHERLANDS -- (Continued)
    TNT Express NV                                            161,511 $ 1,357,180             0.1%
*   TomTom NV                                                  29,467     319,555             0.0%
    Unilever NV(904784709)                                     33,228   1,494,595             0.1%
    Unilever NV(B12T3J1)                                       13,702     622,490             0.0%
    USG People NV                                              19,791     314,565             0.0%
    Wessanen                                                   21,473     230,648             0.0%
    Wolters Kluwer NV                                          70,283   2,375,375             0.1%
                                                                      -----------             ---
TOTAL NETHERLANDS                                                      42,048,515             2.0%
                                                                      -----------             ---
NEW ZEALAND -- (0.3%)
*   a2 Milk Co., Ltd.                                          18,321       9,410             0.0%
    Air New Zealand, Ltd.                                     219,465     431,697             0.0%
    Auckland International Airport, Ltd.                      241,092     856,749             0.1%
*   Chorus, Ltd.                                               51,115      98,274             0.0%
*   Chorus, Ltd. ADR                                            2,187      20,853             0.0%
    Contact Energy, Ltd.                                      109,445     384,147             0.0%
*   Diligent Corp.                                              6,003      24,235             0.0%
    Ebos Group, Ltd.                                           12,222     112,808             0.0%
    Fisher & Paykel Healthcare Corp., Ltd.                     88,801     467,278             0.0%
    Fletcher Building, Ltd.(6341606)                          119,880     603,793             0.1%
    Fletcher Building, Ltd.(6341617)                           12,299      61,486             0.0%
    Freightways, Ltd.                                          30,285     120,562             0.0%
    Hallenstein Glasson Holdings, Ltd.                            609       1,543             0.0%
    Infratil, Ltd.                                            129,286     271,537             0.0%
    Kathmandu Holdings, Ltd.                                    9,448      10,026             0.0%
    Mainfreight, Ltd.                                          18,763     196,825             0.0%
    Metlifecare, Ltd.                                          37,464     113,069             0.0%
    Mighty River Power, Ltd.                                   12,529      23,730             0.0%
    New Zealand Oil & Gas, Ltd.                                51,054      15,011             0.0%
    New Zealand Refining Co., Ltd. (The)                       18,901      44,030             0.0%
    Nuplex Industries, Ltd.                                    63,072     181,708             0.0%
    NZX, Ltd.                                                  14,855       9,642             0.0%
    PGG Wrightson, Ltd.                                         8,757       2,457             0.0%
    Port of Tauranga, Ltd.                                     16,991     206,993             0.0%
    Restaurant Brands New Zealand, Ltd.                         7,686      22,263             0.0%
    Ryman Healthcare, Ltd.                                     48,303     257,722             0.0%
    Sanford, Ltd/NZ                                            12,229      40,937             0.0%
    SKY Network Television, Ltd.                              112,753     346,159             0.0%
    SKYCITY Entertainment Group, Ltd.                         196,617     533,364             0.0%
    Spark New Zealand, Ltd.                                   402,934     913,944             0.1%
    Summerset Group Holdings, Ltd.                             31,549      83,885             0.0%
    Tower, Ltd.                                                42,638      60,340             0.0%
    Trade Me Group, Ltd.                                       97,570     241,898             0.0%
    TrustPower, Ltd.                                           13,045      68,909             0.0%
    Vector, Ltd.                                               54,504     121,854             0.0%
    Warehouse Group, Ltd. (The)                                43,907      81,107             0.0%
*   Xero, Ltd.                                                  2,961      32,106             0.0%
    Z Energy, Ltd.                                             12,889      58,475             0.0%
                                                                      -----------             ---
TOTAL NEW ZEALAND                                                       7,130,826             0.3%
                                                                      -----------             ---
NORWAY -- (0.5%)
    ABG Sundal Collier Holding ASA                             85,601      64,472             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
NORWAY -- (Continued)
#*  Akastor ASA                                                25,495 $ 33,261             0.0%
    Aker ASA Class A                                            8,325  163,965             0.0%
    Aker Solutions ASA                                         25,495  102,402             0.0%
    American Shipping ASA                                       4,970   20,985             0.0%
*   Archer                                                     10,225   12,299             0.0%
    Atea ASA                                                   20,807  193,446             0.0%
    Austevoll Seafood ASA                                      33,395  205,375             0.0%
    Bakkafrost P/F                                              5,936  190,667             0.0%
    Bonheur ASA                                                 2,286   15,468             0.0%
    BW LPG, Ltd.                                                4,294   29,131             0.0%
    BW Offshore, Ltd.                                         146,716   61,170             0.0%
    Deep Sea Supply P.L.C.                                     40,840    8,637             0.0%
*   Det Norske Oljeselskap ASA                                 23,115  143,083             0.0%
    DNB ASA                                                    68,133  867,466             0.1%
*   DNO ASA                                                   107,000  108,124             0.0%
*   DOF ASA                                                    10,562    6,678             0.0%
    Ekornes ASA                                                 9,692  103,071             0.0%
    Farstad Shipping ASA                                        1,296    1,815             0.0%
*   Fred Olsen Energy ASA                                       5,732   26,788             0.0%
#*  Frontline, Ltd.                                            43,410  135,642             0.0%
    Gjensidige Forsikring ASA                                   8,699  132,443             0.0%
    Golar LNG, Ltd.                                             3,007   87,233             0.0%
    Grieg Seafood ASA                                           4,605   16,449             0.0%
    Hexagon Composites ASA                                     21,960   33,848             0.0%
    Hoegh LNG Holdings, Ltd.                                    6,811   81,902             0.0%
*   Kongsberg Automotive ASA                                  153,481   88,719             0.0%
    Kongsberg Gruppen ASA                                       4,332   68,010             0.0%
    Kvaerner ASA                                               58,803   37,051             0.0%
    Leroy Seafood Group ASA                                     6,888  241,604             0.0%
    Marine Harvest ASA                                         23,685  317,893             0.0%
#*  Nordic Semiconductor ASA                                   18,887   90,771             0.0%
    Norsk Hydro ASA                                           140,724  504,043             0.1%
    Norsk Hydro ASA Sponsored ADR                                 800    2,840             0.0%
*   Norske Skogindustrier ASA                                  49,653   13,386             0.0%
*   Norwegian Air Shuttle ASA                                   4,346  159,703             0.0%
    Ocean Yield ASA                                             4,911   39,584             0.0%
*   Odfjell SE Class A                                          2,716    8,620             0.0%
    Opera Software ASA                                          7,998   49,971             0.0%
    Orkla ASA                                                  34,084  290,057             0.0%
    Petroleum Geo-Services ASA                                 77,465  324,132             0.0%
*   PhotoCure ASA                                               1,301    5,896             0.0%
    Prosafe SE                                                 77,549  215,100             0.0%
*   Q-Free ASA                                                  7,768    9,004             0.0%
#*  REC Silicon ASA                                           693,725  124,694             0.0%
    Salmar ASA                                                  8,154  133,404             0.0%
    Schibsted ASA Class A                                       3,700  124,159             0.0%
*   Schibsted ASA Class B                                       3,700  115,592             0.0%
#   Seadrill, Ltd.(B0HWHV8)                                    66,958  433,218             0.0%
#   Seadrill, Ltd.(B09RMQ1)                                    11,860   76,267             0.0%
*   Sevan Marine ASA                                            7,182   13,442             0.0%
*   Siem Offshore, Inc.                                        52,788   11,152             0.0%
    Solstad Offshore ASA                                          465    1,419             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
NORWAY -- (Continued)
*   Songa Offshore                                               71,183 $    10,042             0.0%
    SpareBank 1 SMN                                              19,156     120,108             0.0%
    SpareBank 1 SR-Bank ASA                                      45,651     218,068             0.0%
    Statoil ASA                                                  94,291   1,524,144             0.1%
    Statoil ASA Sponsored ADR                                    50,912     822,738             0.1%
    Stolt-Nielsen, Ltd.                                           9,886     133,581             0.0%
*   Storebrand ASA                                              133,605     466,192             0.1%
*   Subsea 7 SA                                                  64,523     506,072             0.1%
    Telenor ASA                                                  19,241     362,465             0.0%
    TGS Nopec Geophysical Co. ASA                                15,503     307,391             0.0%
    Tomra Systems ASA                                            30,975     330,470             0.0%
    Veidekke ASA                                                 16,742     212,677             0.0%
    Wilh Wilhelmsen ASA                                          22,907      99,338             0.0%
    Wilh Wilhelmsen Holding ASA Class A                           3,841      77,097             0.0%
    Yara International ASA                                        7,520     341,603             0.0%
                                                                        -----------             ---
TOTAL NORWAY                                                             11,877,537             0.6%
                                                                        -----------             ---
PERU -- (0.0%)
    Cementos Pacasmayo SAA ADR                                    3,386      22,077             0.0%
    Credicorp, Ltd.                                               3,175     359,346             0.0%
    Grana y Montero SAA Sponsored ADR                            10,766      44,248             0.0%
                                                                        -----------             ---
TOTAL PERU                                                                  425,671             0.0%
                                                                        -----------             ---
PHILIPPINES -- (0.3%)
    Aboitiz Equity Ventures, Inc.                                96,000     114,588             0.0%
    Aboitiz Power Corp.                                         185,200     166,053             0.0%
    Alliance Global Group, Inc.                                 568,200     220,539             0.0%
*   Atlas Consolidated Mining & Development Corp.               113,900      13,710             0.0%
    Ayala Corp.                                                  11,560     192,326             0.0%
    Ayala Land, Inc.                                            233,300     178,171             0.0%
    Bank of the Philippine Islands                               80,475     145,179             0.0%
    BDO Unibank, Inc.                                           193,725     419,926             0.1%
    Belle Corp.                                                 564,800      41,670             0.0%
    Bloomberry Resorts Corp.                                    556,700      72,915             0.0%
    Cebu Air, Inc.                                               72,700     138,475             0.0%
    Century Properties Group, Inc.                              730,005       9,500             0.0%
    China Banking Corp.                                          87,336      74,554             0.0%
    D&L Industries, Inc.                                        405,200      84,207             0.0%
    DMCI Holdings, Inc.                                         862,650     228,575             0.0%
    EEI Corp.                                                   181,100      29,058             0.0%
    Emperador, Inc.                                             194,100      34,360             0.0%
*   Empire East Land Holdings, Inc.                           1,000,000      19,223             0.0%
    Energy Development Corp.                                  2,480,900     350,586             0.1%
    Filinvest Land, Inc.                                      3,738,000     138,807             0.0%
    First Gen Corp.                                             225,500     121,662             0.0%
    First Philippine Holdings Corp.                              96,560     145,606             0.0%
    Globe Telecom, Inc.                                           5,830     283,111             0.0%
    GT Capital Holdings, Inc.                                     4,030     112,978             0.0%
    International Container Terminal Services, Inc.              91,130     160,507             0.0%
    JG Summit Holdings, Inc.                                     75,950     115,489             0.0%
    Jollibee Foods Corp.                                         30,800     135,233             0.0%
*   Lepanto Consolidated Mining Co.                             269,000       1,182             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
PHILIPPINES -- (Continued)
    Lopez Holdings Corp.                                        713,700 $  103,382             0.0%
    LT Group, Inc.                                              382,600    101,997             0.0%
    Manila Electric Co.                                          11,290     78,292             0.0%
    Manila Water Co., Inc.                                      139,600     70,952             0.0%
    Megaworld Corp.                                           3,054,000    305,335             0.0%
*   Melco Crown Philippines Resorts Corp.                       425,000     33,321             0.0%
    Metro Pacific Investments Corp.                           1,038,000    115,369             0.0%
    Metropolitan Bank & Trust Co.                               218,372    396,115             0.1%
    Pepsi-Cola Products Philippines, Inc.                       343,700     30,824             0.0%
    Philippine Long Distance Telephone Co. Sponsored ADR          1,000     47,420             0.0%
*   Philippine National Bank                                     95,595    108,087             0.0%
    Philippine Stock Exchange, Inc. (The)                           312      2,041             0.0%
    Philweb Corp.                                                57,200     24,564             0.0%
    Puregold Price Club, Inc.                                    85,700     65,898             0.0%
    RFM Corp.                                                   196,000     17,196             0.0%
    Rizal Commercial Banking Corp.                               90,960     60,231             0.0%
    Robinsons Land Corp.                                        401,900    262,459             0.0%
    Robinsons Retail Holdings, Inc.                              51,200     83,979             0.0%
    San Miguel Corp.                                             79,630     81,564             0.0%
    Security Bank Corp.                                          99,004    299,711             0.0%
    Semirara Mining and Power Corp.                              47,880    136,873             0.0%
    SM Investments Corp.                                          8,360    155,917             0.0%
    SM Prime Holdings, Inc.                                     296,926    136,583             0.0%
*   Top Frontier Investment Holdings, Inc.                        3,465      7,799             0.0%
    Trans-Asia Oil & Energy Development Corp.                   357,000     16,714             0.0%
    Union Bank of the Philippines                                70,785     86,293             0.0%
    Universal Robina Corp.                                       67,390    288,473             0.0%
    Vista Land & Lifescapes, Inc.                             1,418,100    168,379             0.0%
                                                                        ----------             ---
TOTAL PHILIPPINES                                                        7,033,958             0.3%
                                                                        ----------             ---
POLAND -- (0.3%)
*   Agora SA                                                      8,317     24,901             0.0%
*   Alior Bank SA                                                 6,900    144,987             0.0%
*   AmRest Holdings SE                                            2,020     94,243             0.0%
    Asseco Poland SA                                             11,064    163,312             0.0%
    Bank Handlowy w Warszawie SA                                  7,603    154,589             0.0%
*   Bank Millennium SA                                          106,810    169,148             0.0%
    Bank Pekao SA                                                   741     28,816             0.0%
*   Bank Zachodni WBK SA                                          1,804    145,411             0.0%
*   Bioton SA                                                     9,806     28,017             0.0%
    Boryszew SA                                                  30,133     39,185             0.0%
    Budimex SA                                                    2,209    119,851             0.0%
    CCC SA                                                        2,271     99,151             0.0%
*   CD Projekt Red SA                                             8,254     56,796             0.0%
*   Ciech SA                                                     10,050    194,382             0.0%
*   Cyfrowy Polsat SA                                            19,796    127,547             0.0%
    Emperia Holding SA                                            2,574     46,643             0.0%
    Enea SA                                                      35,913    119,102             0.0%
    Energa SA                                                     8,241     35,184             0.0%
    Eurocash SA                                                  13,468    181,751             0.0%
*   Famur SA                                                      6,474      3,047             0.0%
*   Farmacol SA                                                   2,588     42,859             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                SHARES    VALUE++   OF NET ASSETS**
                                                              ---------- ---------- ---------------
POLAND -- (Continued)
*   Getin Holding SA                                              65,107 $   26,943             0.0%
*   Getin Noble Bank SA                                          326,189     67,500             0.0%
*   Grupa Azoty SA                                                 6,113    145,415             0.0%
    Grupa Kety SA                                                  1,370     98,494             0.0%
*   Grupa Lotos SA                                                32,417    238,757             0.0%
*   Impexmetal SA                                                 16,373     11,386             0.0%
    ING Bank Slaski SA                                             4,367    136,779             0.0%
    Inter Cars SA                                                  1,704    104,481             0.0%
    Kernel Holding SA                                             17,256    232,854             0.0%
    KGHM Polska Miedz SA                                          32,315    750,228             0.1%
    Kopex SA                                                       7,393     11,440             0.0%
    KRUK SA                                                          396     18,845             0.0%
*   LC Corp. SA                                                   51,834     26,501             0.0%
    LPP SA                                                            85    160,288             0.0%
    Lubelski Wegiel Bogdanka SA                                    1,646     17,546             0.0%
*   mBank SA                                                       1,468    137,758             0.0%
    Netia SA                                                      88,492    126,539             0.0%
    Neuca SA                                                         155     14,014             0.0%
    Orange Polska SA                                              70,702    129,898             0.0%
    Orbis SA                                                       4,643     70,856             0.0%
    Pelion SA                                                      1,918     30,254             0.0%
    PGE Polska Grupa Energetyczna SA                             125,553    467,338             0.1%
*   Polnord SA                                                     9,078     28,201             0.0%
    Polski Koncern Naftowy Orlen SA                               53,743    871,897             0.1%
    Polskie Gornictwo Naftowe i Gazownictwo SA                   101,680    180,148             0.0%
*   Powszechna Kasa Oszczednosci Bank Polski SA                   61,457    455,153             0.0%
    Powszechny Zaklad Ubezpieczen SA                               1,868    181,381             0.0%
*   Rafako SA                                                      2,291      3,999             0.0%
*   Sygnity SA                                                     4,962     13,242             0.0%
    Synthos SA                                                   105,358    100,499             0.0%
    Tauron Polska Energia SA                                     234,657    183,977             0.0%
*   Trakcja SA                                                    14,934     39,174             0.0%
    Warsaw Stock Exchange                                          5,032     53,391             0.0%
                                                                         ----------             ---
TOTAL POLAND                                                              7,154,098             0.3%
                                                                         ----------             ---
PORTUGAL -- (0.2%)
    Altri SGPS SA                                                 42,109    199,113             0.0%
*   Banco BPI SA                                                 117,003    141,933             0.0%
*   Banco Comercial Portugues SA Class R                      12,552,036    719,515             0.1%
*   Banco Espirito Santo SA                                      499,965         --             0.0%
    EDP--Energias de Portugal SA                                 150,256    555,268             0.0%
    EDP Renovaveis SA                                             71,905    521,656             0.0%
    Galp Energia SGPS SA                                          81,676    881,689             0.1%
    Jeronimo Martins SGPS SA                                      31,231    438,381             0.0%
    Mota-Engil SGPS SA                                            17,204     43,034             0.0%
    NOS SGPS SA                                                   69,039    572,926             0.0%
    Portucel SA                                                  121,116    493,085             0.0%
    REN--Redes Energeticas Nacionais SGPS SA                      71,755    218,665             0.0%
*   Sonae Industria SGPS SA                                    2,616,000     26,126             0.0%
    Sonae SGPS SA                                                312,890    373,840             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
PORTUGAL -- (Continued)
    Teixeira Duarte SA                                         25,644 $   12,806             0.0%
                                                                      ----------             ---
TOTAL PORTUGAL                                                         5,198,037             0.2%
                                                                      ----------             ---
RUSSIA -- (0.2%)
    Etalon Group, Ltd. GDR                                      2,879      5,566             0.0%
    Eurasia Drilling Co., Ltd. GDR                              5,283     60,091             0.0%
*   Exillon Energy P.L.C.                                       3,012      5,374             0.0%
    Gazprom PAO Sponsored ADR                                 281,610  1,186,798             0.1%
*   Globaltrans Investment P.L.C.                              12,202     51,219             0.0%
    LUKOIL PJSC                                                18,857    684,992             0.0%
    Magnitogorsk Iron & Steel Works OJSC GDR                   38,822    191,066             0.0%
*   Mail.ru Group, Ltd. GDR                                     2,567     49,901             0.0%
*   Mechel Sponsored ADR                                       32,520     32,845             0.0%
    MegaFon PJSC GDR                                            2,709     34,891             0.0%
    MMC Norilsk Nickel PJSC ADR                                 9,287    137,537             0.0%
    Novolipetsk Steel OJSC GDR                                  7,015     86,023             0.0%
    Phosagro OAO GDR                                            4,488     60,513             0.0%
    PIK Group PJSC GDR                                         13,885     47,263             0.0%
    Rosneft OAO GDR                                            56,263    224,320             0.0%
    Rostelecom PJSC Sponsored ADR                               5,104     44,747             0.0%
    RusHydro PJSC ADR                                         218,605    211,597             0.0%
    Sberbank PAO Sponsored ADR                                 96,521    589,444             0.0%
    Severstal PAO GDR                                          15,052    176,604             0.0%
    Tatneft PAO Sponsored ADR                                  24,677    761,002             0.1%
    TMK PAO GDR                                                 3,193     11,923             0.0%
    VimpelCom, Ltd. Sponsored ADR                              44,315    167,511             0.0%
    VTB Bank PJSC GDR                                          68,062    149,023             0.0%
*   X5 Retail Group NV GDR                                     12,244    253,058             0.0%
                                                                      ----------             ---
TOTAL RUSSIA                                                           5,223,308             0.2%
                                                                      ----------             ---
SINGAPORE -- (0.9%)
*   Abterra, Ltd.                                              32,000      8,590             0.0%
    Amara Holdings, Ltd.                                       25,000      8,122             0.0%
    ASL Marine Holdings, Ltd.                                  32,200      8,329             0.0%
    Aspial Corp., Ltd.                                        120,000     26,561             0.0%
*   Ausgroup, Ltd.                                            184,000     20,152             0.0%
    Banyan Tree Holdings, Ltd.                                 54,000     19,277             0.0%
#*  Biosensors International Group, Ltd.                      466,600    226,489             0.0%
    Bonvests Holdings, Ltd.                                    22,000     19,550             0.0%
*   Boustead Projects, Ltd.                                    15,189      9,157             0.0%
    Boustead Singapore, Ltd.                                   86,133     58,881             0.0%
    Breadtalk Group, Ltd.                                      27,000     22,870             0.0%
*   Broadway Industrial Group, Ltd.                            55,533      7,098             0.0%
    Bukit Sembawang Estates, Ltd.                              22,000     74,057             0.0%
*   Bund Center Investment, Ltd.                              259,000     34,054             0.0%
    CapitaLand, Ltd.                                          304,500    671,700             0.1%
    Centurion Corp., Ltd.                                      35,000     10,458             0.0%
    China Aviation Oil Singapore Corp., Ltd.                   33,600     17,240             0.0%
    China Merchants Holdings Pacific, Ltd.                    158,995    108,282             0.0%
    Chip Eng Seng Corp., Ltd.                                 230,000    112,447             0.0%
    City Developments, Ltd.                                    43,000    243,350             0.0%
    ComfortDelGro Corp., Ltd.                                 235,000    508,448             0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
SINGAPORE -- (Continued)
#   Cosco Corp. Singapore, Ltd.                                 376,000 $  100,650             0.0%
    CSE Global, Ltd.                                            225,000     79,421             0.0%
#   CWT, Ltd.                                                   119,200    170,159             0.0%
    Dairy Farm International Holdings, Ltd.                       4,400     28,970             0.0%
    DBS Group Holdings, Ltd.                                    132,383  1,627,655             0.1%
*   Del Monte Pacific, Ltd.                                     179,159     38,236             0.0%
#   Dyna-Mac Holdings, Ltd.                                     150,000     20,751             0.0%
    Elec & Eltek International Co., Ltd.                          5,000      3,903             0.0%
    Eu Yan Sang International, Ltd.                              10,000      3,203             0.0%
#   Ezion Holdings, Ltd.                                        547,580    272,640             0.0%
#*  Ezra Holdings, Ltd.                                       1,166,965    101,554             0.0%
    Falcon Energy Group, Ltd.                                    66,000     11,316             0.0%
    Far East Orchard, Ltd.                                       34,076     36,570             0.0%
#   First Resources, Ltd.                                       163,000    218,349             0.0%
    FJ Benjamin Holdings, Ltd.                                   34,000      2,321             0.0%
*   Food Empire Holdings, Ltd.                                   19,000      3,180             0.0%
    Fragrance Group, Ltd.                                       206,000     28,226             0.0%
    Frasers Centrepoint, Ltd.                                    10,900     12,675             0.0%
*   Gallant Venture, Ltd.                                       119,000     19,476             0.0%
    Genting Singapore P.L.C.                                    131,000     75,885             0.0%
#*  Geo Energy Resources, Ltd.                                  138,000     14,164             0.0%
    Global Logistic Properties, Ltd.                            129,000    206,323             0.0%
    Global Premium Hotels, Ltd.                                  11,680      2,412             0.0%
*   GMG Global, Ltd.                                            123,600     33,915             0.0%
    Golden Agri-Resources, Ltd.                               1,289,200    357,782             0.0%
    Great Eastern Holdings, Ltd.                                  4,000     60,908             0.0%
    GuocoLand, Ltd.                                              69,666     92,475             0.0%
    GuocoLeisure, Ltd.                                          132,000     84,153             0.0%
    Hi-P International, Ltd.                                    139,000     51,601             0.0%
    Hiap Hoe, Ltd.                                               39,000     19,520             0.0%
    Ho Bee Land, Ltd.                                            94,500    132,764             0.0%
    Hong Fok Corp., Ltd.                                        109,200     56,137             0.0%
    Hong Leong Asia, Ltd.                                        42,000     25,620             0.0%
    Hongkong Land Holdings, Ltd.                                 22,000    164,960             0.0%
    Hotel Grand Central, Ltd.                                    37,639     34,344             0.0%
*   HTL International Holdings, Ltd.                             66,000     16,979             0.0%
    Hutchison Port Holdings Trust                             1,067,000    590,964             0.1%
#   Hyflux, Ltd.                                                253,800    122,752             0.0%
    Indofood Agri Resources, Ltd.                               175,000     71,019             0.0%
*   InnoTek, Ltd.                                                46,000      5,722             0.0%
    Innovalues, Ltd.                                             36,000     20,018             0.0%
    Interplex Holdings, Ltd.                                     66,000     33,236             0.0%
*   Interra Resources, Ltd.                                      39,300      3,036             0.0%
    IPC Corp., Ltd.                                               7,200      6,971             0.0%
    Jardine Cycle & Carriage, Ltd.                                8,255    191,126             0.0%
    K1 Ventures, Ltd.                                           375,000     53,566             0.0%
    Keppel Corp., Ltd.                                          147,800    743,981             0.1%
#   Keppel Infrastructure Trust                                 288,757    107,064             0.0%
    Keppel Telecommunications & Transportation, Ltd.             35,900     37,110             0.0%
    Koh Brothers Group, Ltd.                                     48,000     10,464             0.0%
    KSH Holdings, Ltd.                                           48,000     20,652             0.0%
    Lian Beng Group, Ltd.                                       185,000     69,782             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
SINGAPORE -- (Continued)
*   Linc Energy, Ltd.                                           151,421 $   17,376             0.0%
    Low Keng Huat Singapore, Ltd.                                66,000     29,409             0.0%
    M1, Ltd.                                                     47,000     95,163             0.0%
*   Marco Polo Marine, Ltd.                                      72,000     10,959             0.0%
    Mermaid Maritime PCL                                        142,000     17,819             0.0%
    Mewah International, Inc.                                    80,000     17,672             0.0%
    Midas Holdings, Ltd.                                        424,000     94,823             0.0%
    Nam Cheong, Ltd.                                            508,500     60,742             0.0%
#*  Neptune Orient Lines, Ltd.                                  324,100    229,560             0.0%
    Nera Telecommunications, Ltd.                                53,000     23,994             0.0%
#   Noble Group, Ltd.                                         1,184,300    425,210             0.0%
    Olam International, Ltd.                                    138,000    196,466             0.0%
#   OSIM International, Ltd.                                     49,000     47,511             0.0%
*   OUE Hospitality Trust                                             1         --             0.0%
    OUE, Ltd.                                                   139,700    178,536             0.0%
#   Oversea-Chinese Banking Corp., Ltd.                         278,582  1,790,684             0.1%
    Oxley Holdings, Ltd.                                         80,000     23,889             0.0%
    Pan-United Corp., Ltd.                                       43,000     20,760             0.0%
    Penguin International, Ltd.                                 125,000     13,346             0.0%
    Petra Foods, Ltd.                                             7,000     12,084             0.0%
    Q&M Dental Group Singapore, Ltd.                             60,300     33,698             0.0%
    QAF, Ltd.                                                    36,907     27,487             0.0%
    Raffles Education Corp., Ltd.                               110,370     22,848             0.0%
    Raffles Medical Group, Ltd.                                  59,471    182,441             0.0%
    Religare Health Trust                                        28,800     20,421             0.0%
    Rotary Engineering, Ltd.                                     55,000     15,499             0.0%
    SATS, Ltd.                                                  135,870    367,201             0.0%
    SBS Transit, Ltd.                                            11,500     15,091             0.0%
    SembCorp Industries, Ltd.                                   187,200    477,015             0.0%
#   SembCorp Marine, Ltd.                                       153,100    254,760             0.0%
    Sheng Siong Group, Ltd.                                     131,200     79,418             0.0%
    SHS Holdings, Ltd.                                           97,000     17,653             0.0%
    Sim Lian Group, Ltd.                                         42,000     27,294             0.0%
#   Sinarmas Land, Ltd.                                         473,600    161,796             0.0%
    Sing Holdings, Ltd.                                          16,000      3,421             0.0%
    Singapore Airlines, Ltd.                                     84,000    646,232             0.1%
    Singapore Exchange, Ltd.                                     59,000    310,422             0.0%
    Singapore Post, Ltd.                                        222,000    299,665             0.0%
    Singapore Press Holdings, Ltd.                               61,000    173,484             0.0%
    Singapore Technologies Engineering, Ltd.                     98,000    230,984             0.0%
    Singapore Telecommunications, Ltd.                          390,000  1,108,088             0.1%
*   Sino Grandness Food Industry Group, Ltd.                    156,000     38,693             0.0%
#   SMRT Corp., Ltd.                                            144,000    149,832             0.0%
    Stamford Land Corp., Ltd.                                   150,000     55,202             0.0%
    StarHub, Ltd.                                                42,800    109,795             0.0%
    Sunningdale Tech, Ltd.                                       38,000     23,018             0.0%
*   SunVic Chemical Holdings, Ltd.                               69,000     11,521             0.0%
    Super Group, Ltd.                                           166,000    106,333             0.0%
#*  Swiber Holdings, Ltd.                                       105,749     19,544             0.0%
    Swissco Holdings, Ltd.                                       57,000     10,505             0.0%
    Tat Hong Holdings, Ltd.                                     151,000     60,195             0.0%
    Tiong Woon Corp. Holding, Ltd.                               31,000      4,520             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
SINGAPORE -- (Continued)
    Tuan Sing Holdings, Ltd.                                  136,107 $    32,980             0.0%
    UMS Holdings, Ltd.                                        156,000      56,112             0.0%
    United Engineers, Ltd.                                    150,600     213,260             0.0%
    United Industrial Corp., Ltd.                             115,113     252,894             0.0%
    United Overseas Bank, Ltd.                                 74,987   1,088,870             0.1%
    UOB-Kay Hian Holdings, Ltd.                                73,490      75,549             0.0%
    UOL Group, Ltd.                                           142,155     663,403             0.1%
    UPP Holdings, Ltd.                                         64,000       8,404             0.0%
#*  Vard Holdings, Ltd.                                       262,300      70,949             0.0%
    Venture Corp., Ltd.                                        52,500     309,393             0.0%
    Vibrant Group, Ltd.                                        38,717      10,066             0.0%
    Wee Hur Holdings, Ltd.                                    112,500      23,704             0.0%
    Wilmar International, Ltd.                                115,000     256,262             0.0%
    Wing Tai Holdings, Ltd.                                   180,021     224,022             0.0%
    Yeo Hiap Seng, Ltd.                                         7,068       6,794             0.0%
*   Yongnam Holdings, Ltd.                                     83,250      23,131             0.0%
                                                                      -----------             ---
TOTAL SINGAPORE                                                        20,197,644             1.0%
                                                                      -----------             ---
SOUTH AFRICA -- (1.7%)
*   Abdee RF, Ltd.                                              4,879      11,903             0.0%
    Adcock Ingram Holdings, Ltd.                               27,649     103,879             0.0%
    Adcorp Holdings, Ltd.                                      17,709      32,136             0.0%
    Advtech, Ltd.                                              78,146      71,769             0.0%
    Aeci, Ltd.                                                 41,125     282,325             0.0%
*   African Bank Investments, Ltd.                            160,097         672             0.0%
    African Oxygen, Ltd.                                       21,153      23,169             0.0%
    African Rainbow Minerals, Ltd.                             31,896     121,628             0.0%
    Allied Electronics Corp., Ltd.                              8,984       4,456             0.0%
*   Anglo American Platinum, Ltd.                               1,090      19,065             0.0%
*   AngloGold Ashanti, Ltd.                                     2,804      23,660             0.0%
*   AngloGold Ashanti, Ltd. Sponsored ADR                     122,236   1,031,672             0.1%
*   ArcelorMittal South Africa, Ltd.                           22,619      13,450             0.0%
    Aspen Pharmacare Holdings, Ltd.                            16,002     358,718             0.0%
    Assore, Ltd.                                                5,799      33,541             0.0%
    Astral Foods, Ltd.                                         14,829     186,284             0.0%
*   Attacq, Ltd.                                               62,711      98,963             0.0%
*   Aveng, Ltd.                                                76,749      18,809             0.0%
    AVI, Ltd.                                                 123,756     787,292             0.1%
    Barclays Africa Group, Ltd.                                56,670     726,274             0.1%
    Barloworld, Ltd.                                           99,329     560,423             0.0%
    Bidvest Group, Ltd. (The)                                  63,969   1,634,060             0.1%
    Blue Label Telecoms, Ltd.                                  20,259      17,003             0.0%
*   Brait SE                                                   43,494     498,022             0.0%
    Capitec Bank Holdings, Ltd.                                14,213     613,979             0.0%
    Cashbuild, Ltd.                                             6,497     154,822             0.0%
    Caxton and CTP Publishers and Printers, Ltd.                3,193       4,150             0.0%
    City Lodge Hotels, Ltd.                                     3,620      39,108             0.0%
    Clicks Group, Ltd.                                         53,010     386,648             0.0%
*   Consolidated Infrastructure Group, Ltd.                    10,002      25,232             0.0%
    Coronation Fund Managers, Ltd.                             32,137     169,368             0.0%
    DataTec, Ltd.                                              79,574     340,257             0.0%
    Discovery, Ltd.                                            97,379   1,039,778             0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
SOUTH AFRICA -- (Continued)
    Distell Group, Ltd.                                         5,376 $   69,113             0.0%
    Distribution and Warehousing Network, Ltd.                 53,514     16,982             0.0%
    DRDGOLD, Ltd.                                              84,168     13,638             0.0%
    EOH Holdings, Ltd.                                         34,170    377,319             0.0%
*   Eqstra Holdings, Ltd.                                      14,728      2,760             0.0%
*   Evraz Highveld Steel and Vanadium, Ltd.                     4,215        377             0.0%
    Exxaro Resources, Ltd.                                     20,185     83,540             0.0%
    Famous Brands, Ltd.                                         9,753     94,811             0.0%
    FirstRand, Ltd.                                           270,073    989,639             0.1%
    Foschini Group, Ltd. (The)                                 56,088    572,217             0.0%
    Gold Fields, Ltd. Sponsored ADR                           258,697    654,503             0.0%
    Grand Parade Investments, Ltd.                             20,425      7,725             0.0%
    Grindrod, Ltd.                                            113,853    122,902             0.0%
    Group Five, Ltd.                                           29,546     46,933             0.0%
    Growthpoint Properties, Ltd.                              123,734    226,679             0.0%
*   Harmony Gold Mining Co., Ltd.                              14,209      9,956             0.0%
*   Harmony Gold Mining Co., Ltd. Sponsored ADR                97,449     65,905             0.0%
    Hudaco Industries, Ltd.                                    10,278     80,646             0.0%
    Iliad Africa, Ltd.                                          2,000      1,444             0.0%
    Illovo Sugar, Ltd.                                         76,996     97,095             0.0%
*   Impala Platinum Holdings, Ltd.                              7,454     20,328             0.0%
    Imperial Holdings, Ltd.                                    63,126    821,691             0.1%
    Investec, Ltd.                                             38,315    316,983             0.0%
    JSE, Ltd.                                                  17,413    167,745             0.0%
    KAP Industrial Holdings, Ltd.                              21,852     11,602             0.0%
    Lewis Group, Ltd.                                          40,038    172,703             0.0%
    Liberty Holdings, Ltd.                                     32,125    314,112             0.0%
    Life Healthcare Group Holdings, Ltd.                      120,481    335,816             0.0%
    Massmart Holdings, Ltd.                                    21,152    175,218             0.0%
    Mediclinic International, Ltd.                             55,398    486,251             0.0%
    Merafe Resources, Ltd.                                    389,559     20,258             0.0%
    Metair Investments, Ltd.                                   41,985     92,966             0.0%
    MMI Holdings, Ltd.                                        295,025    535,366             0.0%
    Mondi, Ltd.                                                24,210    562,528             0.0%
    Mpact, Ltd.                                                42,526    148,413             0.0%
    Mr. Price Group, Ltd.                                      33,297    511,281             0.0%
    MTN Group, Ltd.                                           127,314  1,449,420             0.1%
    Murray & Roberts Holdings, Ltd.                            94,705     71,664             0.0%
    Nampak, Ltd.                                              176,790    286,161             0.0%
    Naspers, Ltd. Class N                                       7,392  1,079,190             0.1%
    Nedbank Group, Ltd.                                        34,358    571,133             0.0%
    Netcare, Ltd.                                             253,546    721,008             0.1%
*   Northam Platinum, Ltd.                                     67,705    148,055             0.0%
    Oceana Group, Ltd.                                         11,953     88,960             0.0%
    Omnia Holdings, Ltd.                                       26,191    290,534             0.0%
    Peregrine Holdings, Ltd.                                   64,465    143,376             0.0%
    Pick n Pay Stores, Ltd.                                    51,127    247,206             0.0%
*   Pinnacle Holdings, Ltd.                                    38,098     32,961             0.0%
    Pioneer Foods Group, Ltd.                                  19,187    274,887             0.0%
    PPC, Ltd.                                                 124,489    149,656             0.0%
    PSG Group, Ltd.                                            36,708    707,831             0.1%
*   Quantum Foods Holdings, Ltd.                               19,187      4,643             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
SOUTH AFRICA -- (Continued)
    Raubex Group, Ltd.                                         31,926 $    38,029             0.0%
    RCL Foods, Ltd.                                            37,465      44,425             0.0%
    Reunert, Ltd.                                              72,688     353,436             0.0%
    Sanlam, Ltd.                                              288,271   1,302,329             0.1%
    Santam, Ltd.                                                5,919      95,340             0.0%
*   Sappi, Ltd.                                               184,671     728,694             0.1%
*   Sappi, Ltd. Sponsored ADR                                  35,009     134,785             0.0%
    Sasol, Ltd.                                                 3,423     109,679             0.0%
    Sasol, Ltd. Sponsored ADR                                  50,213   1,614,850             0.1%
    Shoprite Holdings, Ltd.                                    36,188     376,053             0.0%
    Sibanye Gold, Ltd.                                        238,835     398,908             0.0%
    Sibanye Gold, Ltd. Sponsored ADR                           20,552     134,205             0.0%
    Spar Group, Ltd. (The)                                     37,112     532,720             0.0%
    Spur Corp., Ltd.                                           10,572      25,761             0.0%
    Standard Bank Group, Ltd.                                 111,084   1,154,177             0.1%
*   Stefanutti Stocks Holdings, Ltd.                           21,041       8,049             0.0%
    Steinhoff International Holdings, Ltd.                    308,096   1,883,525             0.1%
    Sun International, Ltd.                                    24,091     166,727             0.0%
*   Super Group, Ltd.                                         137,419     322,792             0.0%
    Telkom SA SOC, Ltd.                                        92,081     483,535             0.0%
    Telkom SA SOC, Ltd. Sponsored ADR                           1,800      37,512             0.0%
    Tiger Brands, Ltd.                                         21,031     480,850             0.0%
    Tiso Blackstar Group SE                                        86          62             0.0%
    Tongaat Hulett, Ltd.                                       24,098     205,714             0.0%
    Trencor, Ltd.                                              20,950      79,592             0.0%
    Truworths International, Ltd.                              86,997     588,606             0.0%
    Tsogo Sun Holdings, Ltd.                                   79,102     141,592             0.0%
    Vodacom Group, Ltd.                                        10,423     112,580             0.0%
    Wilson Bayly Holmes-Ovcon, Ltd.                            12,652     118,199             0.0%
    Woolworths Holdings, Ltd.                                 117,532     869,572             0.1%
    Zeder Investments, Ltd.                                    39,899      22,766             0.0%
                                                                      -----------             ---
TOTAL SOUTH AFRICA                                                     36,491,709             1.7%
                                                                      -----------             ---
SOUTH KOREA -- (3.8%)
#*  Advanced Process Systems Corp.                              4,039      28,171             0.0%
    Aekyung Petrochemical Co., Ltd.                               652      35,285             0.0%
    AfreecaTV Co., Ltd.                                         1,311      29,058             0.0%
#*  Agabang&Company                                             8,724      99,895             0.0%
    Ahnlab, Inc.                                                  579      21,069             0.0%
#*  AJ Rent A Car Co., Ltd.                                     6,524      60,512             0.0%
    AK Holdings, Inc.                                           1,291      96,995             0.0%
    Amorepacific Corp.                                          1,320     435,725             0.0%
    AMOREPACIFIC Group                                          5,630     791,868             0.1%
*   Amotech Co., Ltd.                                           3,651      68,247             0.0%
    Anapass, Inc.                                               1,105      12,821             0.0%
    Asia Cement Co., Ltd.                                         490      46,209             0.0%
    ASIA Holdings Co., Ltd.                                       778      79,613             0.0%
    Asia Paper Manufacturing Co., Ltd.                          1,774      30,314             0.0%
*   Asiana Airlines, Inc.                                      40,479     172,065             0.0%
    AtlasBX Co., Ltd.                                           2,108      66,875             0.0%
*   AUK Corp.                                                   7,540      16,076             0.0%
    Avatec Co., Ltd.                                            4,139      26,813             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
SOUTH KOREA -- (Continued)
#*  Basic House Co., Ltd. (The)                                5,201 $ 44,328             0.0%
*   BH Co., Ltd.                                               3,736   19,417             0.0%
    Binggrae Co., Ltd.                                         1,160   69,386             0.0%
#   BNK Financial Group, Inc.                                 64,118  785,050             0.1%
    Boryung Pharmaceutical Co., Ltd.                             308   14,981             0.0%
*   Bubang Co., Ltd.                                           2,175   10,805             0.0%
    Bukwang Pharmaceutical Co., Ltd.                           4,239   93,151             0.0%
*   CammSys Corp.                                             14,666   26,669             0.0%
#*  Capro Corp.                                               15,677   38,607             0.0%
*   Celltrion Pharm, Inc.                                      2,136   26,035             0.0%
#*  Celltrion, Inc.                                            2,695  181,217             0.0%
*   Chabiotech Co., Ltd.                                       5,500   74,025             0.0%
*   Chadiostech Co., Ltd.                                      1,052    2,767             0.0%
*   Cheil Worldwide, Inc.                                      9,650  168,636             0.0%
*   Chemtronics Co., Ltd.                                      2,572   15,489             0.0%
#*  China Great Star International, Ltd.                      36,692   78,559             0.0%
#*  China Ocean Resources Co., Ltd.                           51,966  203,670             0.0%
    Chinyang Holdings Corp.                                    6,039   21,646             0.0%
#   Chong Kun Dang Pharmaceutical Corp.                        2,545  141,885             0.0%
    Chongkundang Holdings Corp.                                  984   68,586             0.0%
#   CJ CGV Co., Ltd.                                           2,736  248,562             0.0%
    CJ CheilJedang Corp.                                       1,826  559,224             0.1%
    CJ Corp.                                                   3,789  795,552             0.1%
*   CJ E&M Corp.                                               5,469  399,681             0.0%
    CJ Hellovision Co., Ltd.                                   9,454   90,226             0.0%
*   CJ Korea Express Co., Ltd.                                   674  115,045             0.0%
    CJ O Shopping Co., Ltd.                                    1,051  162,143             0.0%
    CKD Bio Corp.                                              1,746   30,127             0.0%
*   Com2uSCorp                                                 1,212  121,899             0.0%
*   Cosmochemical Co., Ltd.                                    3,760   18,191             0.0%
    Coway Co., Ltd.                                            5,146  383,394             0.0%
    Crown Confectionery Co., Ltd.                                181   92,815             0.0%
*   Cuchen Co., Ltd.                                             954   18,374             0.0%
    D.I Corp.                                                  5,590   43,579             0.0%
    Dae Dong Industrial Co., Ltd.                              1,610   13,835             0.0%
*   Dae Won Chemical Co., Ltd.                                 6,000   18,498             0.0%
    Dae Won Kang Up Co., Ltd.                                  9,910   43,030             0.0%
*   Dae Young Packaging Co., Ltd.                             26,795   26,572             0.0%
*   Dae-Il Corp.                                               7,510   57,386             0.0%
*   Daechang Co., Ltd.                                        10,260    8,507             0.0%
    Daeduck Electronics Co.                                   11,360   73,079             0.0%
    Daeduck GDS Co., Ltd.                                      7,580   64,415             0.0%
    Daehan Steel Co., Ltd.                                     5,480   46,289             0.0%
*   Daekyung Machinery & Engineering Co., Ltd.                 4,760    6,714             0.0%
    Daelim Industrial Co., Ltd.                                6,801  444,009             0.0%
    Daeryuk Can Co., Ltd.                                      3,847   22,959             0.0%
#   Daesang Corp.                                              4,120  111,938             0.0%
    Daesang Holdings Co., Ltd.                                 5,320   99,398             0.0%
    Daewon Pharmaceutical Co., Ltd.                            2,237   40,652             0.0%
*   Daewoo Engineering & Construction Co., Ltd.               28,310  160,865             0.0%
#   Daewoo International Corp.                                10,979  191,189             0.0%
    Daewoo Securities Co., Ltd.                               39,392  380,082             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
SOUTH KOREA -- (Continued)
#   Daewoo Shipbuilding & Marine Engineering Co., Ltd.        27,902 $168,654             0.0%
    Daewoong Co., Ltd.                                           602   33,530             0.0%
    Daewoong Pharmaceutical Co., Ltd.                            603   40,092             0.0%
    Daihan Pharmaceutical Co., Ltd.                            1,049   19,539             0.0%
    Daishin Securities Co., Ltd.                              16,021  146,709             0.0%
*   Dasan Networks, Inc.                                       3,577   19,399             0.0%
#   Dayou Automotive Seat Technology Co., Ltd.                17,848   40,249             0.0%
    DGB Financial Group, Inc.                                 55,971  519,181             0.1%
    Digital Power Communications Co., Ltd.                     4,451   19,679             0.0%
    Display Tech Co., Ltd.                                     6,360   27,355             0.0%
    DK UIL Co., Ltd.                                           2,653   25,266             0.0%
    Dong Ah Tire & Rubber Co., Ltd.                            3,857   84,501             0.0%
#   Dong-A Socio Holdings Co., Ltd.                              678   96,349             0.0%
*   Dongaone Co., Ltd.                                         3,570    7,627             0.0%
    Dongbang Transport Logistics Co., Ltd.                     7,998   21,370             0.0%
#*  Dongbu HiTek Co., Ltd.                                     5,940   63,114             0.0%
    Dongbu Insurance Co., Ltd.                                12,076  724,183             0.1%
    Dongbu Securities Co., Ltd.                               20,826   73,848             0.0%
    Dongil Industries Co., Ltd.                                  419   21,101             0.0%
    Dongjin Semichem Co., Ltd.                                 8,756   39,646             0.0%
    Dongkuk Industries Co., Ltd.                               6,319   20,175             0.0%
*   Dongkuk Steel Mill Co., Ltd.                              23,695  141,639             0.0%
    Dongkuk Structures & Construction Co., Ltd.                6,265   20,297             0.0%
    DONGSUNG Corp.                                             3,090   17,327             0.0%
    Dongwha Pharm Co., Ltd.                                    8,350   50,537             0.0%
    Dongwon F&B Co., Ltd.                                        458  151,000             0.0%
#   Dongwon Industries Co., Ltd.                                 550  154,074             0.0%
    Dongyang E&P, Inc.                                         1,741   19,572             0.0%
    Doosan Corp.                                               2,885  278,925             0.0%
#*  Doosan Engine Co., Ltd.                                    5,570   18,720             0.0%
    Doosan Engineering & Construction Co., Ltd.                  408    2,387             0.0%
    Doosan Heavy Industries & Construction Co., Ltd.          14,196  255,481             0.0%
#*  Doosan Infracore Co., Ltd.                                27,680  151,244             0.0%
*   Dragonfly GF Co., Ltd.                                     2,683   18,032             0.0%
    DRB Holding Co., Ltd.                                      4,247   54,437             0.0%
*   Duk San Neolux Co., Ltd.                                     505   10,118             0.0%
*   Duksan Hi-Metal Co., Ltd.                                  3,221   23,907             0.0%
    DuzonBIzon Co., Ltd.                                       4,560   85,747             0.0%
    DY Corp.                                                  12,010   72,863             0.0%
    e-LITECOM Co., Ltd.                                        3,410   59,688             0.0%
    E-MART, Inc.                                               2,524  469,531             0.0%
    E1 Corp.                                                     840   50,812             0.0%
    Eagon Industries Co., Ltd.                                 2,350   34,857             0.0%
#   Easy Bio, Inc.                                            14,232   90,444             0.0%
*   ELK Corp.                                                  4,974   15,267             0.0%
#*  EM-Tech Co., Ltd.                                          2,896   20,102             0.0%
    ENF Technology Co., Ltd.                                   1,186   18,448             0.0%
#   Eo Technics Co., Ltd.                                      1,515  132,076             0.0%
#   Eugene Corp.                                              22,437  109,973             0.0%
*   Eugene Investment & Securities Co., Ltd.                  27,282   66,666             0.0%
    Eugene Technology Co., Ltd.                                1,606   16,284             0.0%
*   Eusu Holdings Co., Ltd.                                    6,296   48,517             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
SOUTH KOREA -- (Continued)
#   EVERDIGM Corp.                                             5,587 $ 52,600             0.0%
    F&F Co., Ltd.                                              2,074   36,059             0.0%
    Fila Korea, Ltd.                                           1,477  129,372             0.0%
*   Flexcom, Inc.                                              2,681    6,764             0.0%
    Fursys, Inc.                                               2,447   74,375             0.0%
    Gaon Cable Co., Ltd.                                       1,340   24,600             0.0%
    Global & Yuasa Battery Co., Ltd.                           3,172  113,601             0.0%
    Global Display Co., Ltd.                                   5,442   19,465             0.0%
*   GNCO Co., Ltd.                                            34,900   44,285             0.0%
*   Golfzon Co., Ltd.                                            455   39,738             0.0%
#   GOLFZONYUWONHOLDINGS Co., Ltd.                            11,193   79,152             0.0%
#   Grand Korea Leisure Co., Ltd.                              2,950   82,006             0.0%
    Green Cross Corp.                                            899  142,496             0.0%
#   Green Cross Holdings Corp.                                 5,200  186,463             0.0%
*   GS Engineering & Construction Corp.                       12,683  257,805             0.0%
    GS Global Corp.                                            2,780   15,104             0.0%
#   GS Holdings Corp.                                         14,840  651,847             0.1%
    GS Home Shopping, Inc.                                       683  101,895             0.0%
    GS retail Co., Ltd.                                        5,253  264,767             0.0%
*   Halla Corp.                                                3,187   10,766             0.0%
#   Halla Holdings Corp.                                       2,981  148,161             0.0%
    Han Kuk Carbon Co., Ltd.                                   9,360   48,689             0.0%
    Hana Financial Group, Inc.                                34,290  833,892             0.1%
    Hana Micron, Inc.                                          5,142   29,167             0.0%
#   Hana Tour Service, Inc.                                    1,057  116,452             0.0%
    Hancom, Inc.                                               2,680   48,852             0.0%
    Handok, Inc.                                               1,840   40,073             0.0%
    Handsome Co., Ltd.                                         3,640  123,821             0.0%
    Hanil Cement Co., Ltd.                                     1,122  115,425             0.0%
#*  Hanjin Heavy Industries & Construction Co., Ltd.          23,224   90,337             0.0%
    Hanjin Heavy Industries & Construction Holdings Co., Ltd.  4,374   25,291             0.0%
#   Hanjin Kal Corp.                                          17,459  332,218             0.0%
*   Hanjin Shipping Co., Ltd.                                 47,647  209,232             0.0%
    Hanjin Transportation Co., Ltd.                            2,853  110,850             0.0%
    Hankook Shell Oil Co., Ltd.                                  110   48,921             0.0%
    Hankook Tire Co., Ltd.                                    23,141  884,655             0.1%
#*  Hanmi Pharm Co., Ltd.                                      1,274  574,625             0.1%
#*  Hanmi Science Co., Ltd.                                    4,486  513,361             0.0%
    Hanmi Semiconductor Co., Ltd.                              6,243   58,995             0.0%
    Hanon Systems                                              4,010  157,687             0.0%
    Hansae Co., Ltd.                                           1,440   70,760             0.0%
    Hansae Yes24 Holdings Co., Ltd.                            3,090   57,672             0.0%
*   Hanshin Construction                                       1,319   21,688             0.0%
    Hansol Chemical Co., Ltd.                                  1,170   68,724             0.0%
*   Hansol Holdings Co., Ltd.                                 12,273   77,035             0.0%
#*  Hansol HomeDeco Co., Ltd.                                 25,503   34,319             0.0%
    Hansol Logistics Co., Ltd.                                 5,313   19,501             0.0%
*   Hansol Paper Co., Ltd.                                     5,227   94,193             0.0%
#*  Hansol Technics Co., Ltd.                                  3,818   83,752             0.0%
    Hanssem Co., Ltd.                                          1,492  304,897             0.0%
    Hanwha Chemical Corp.                                     24,204  468,977             0.0%
    Hanwha Corp.                                              17,057  559,323             0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
SOUTH KOREA -- (Continued)
    Hanwha Galleria Timeworld Co., Ltd.                          469 $   43,119             0.0%
*   Hanwha General Insurance Co., Ltd.                        17,523    115,702             0.0%
    Hanwha Investment & Securities Co., Ltd.                  23,208     90,907             0.0%
    Hanwha Life Insurance Co., Ltd.                           45,527    338,647             0.0%
#*  Hanwha Techwin Co., Ltd.                                  10,505    341,746             0.0%
    Hanyang Eng Co., Ltd.                                      3,452     28,368             0.0%
    Hanyang Securities Co., Ltd.                               1,630     12,142             0.0%
*   Harim Holdings Co., Ltd.                                  16,954     70,513             0.0%
    Heung-A Shipping Co., Ltd.                                22,060     37,332             0.0%
#   Hite Jinro Co., Ltd.                                       7,642    153,240             0.0%
    Hitejinro Holdings Co., Ltd.                               3,737     44,597             0.0%
    HMC Investment Securities Co., Ltd.                        6,193     55,687             0.0%
#   Hotel Shilla Co., Ltd.                                     5,490    527,738             0.1%
*   HS Industries Co., Ltd.                                   11,008     59,422             0.0%
    HS R&A Co., Ltd.                                           1,311     47,070             0.0%
    Huchems Fine Chemical Corp.                                4,489     73,738             0.0%
    Humax Co., Ltd.                                            4,280     64,971             0.0%
    Huons Co., Ltd.                                            1,093     88,808             0.0%
    Husteel Co., Ltd.                                          1,170     18,325             0.0%
    Huvis Corp.                                                4,510     33,517             0.0%
    Hwa Shin Co., Ltd.                                         8,784     45,186             0.0%
    HwaSung Industrial Co., Ltd.                               2,406     36,113             0.0%
    Hy-Lok Corp.                                               2,898     81,013             0.0%
    Hyosung Corp.                                              6,747    688,914             0.1%
    Hyundai BNG Steel Co., Ltd.                                4,605     41,613             0.0%
    Hyundai C&F, Inc.                                          1,010     32,126             0.0%
    Hyundai Corp.                                              1,469     43,071             0.0%
    Hyundai Department Store Co., Ltd.                         3,692    405,275             0.0%
    Hyundai Development Co-Engineering & Construction          9,412    378,001             0.0%
#*  Hyundai Elevator Co., Ltd.                                 3,637    166,855             0.0%
    Hyundai Engineering & Construction Co., Ltd.              16,237    489,580             0.0%
    Hyundai Engineering Plastics Co., Ltd.                     5,366     42,026             0.0%
    Hyundai Glovis Co., Ltd.                                     440     75,620             0.0%
    Hyundai Greenfood Co., Ltd.                                7,583    158,489             0.0%
#*  Hyundai Heavy Industries Co., Ltd.                         3,485    289,441             0.0%
    Hyundai Home Shopping Network Corp.                        1,440    153,745             0.0%
    Hyundai Hy Communications & Networks Co., Ltd.             9,650     27,695             0.0%
#   Hyundai Livart Furniture Co., Ltd.                         4,100    180,216             0.0%
    Hyundai Marine & Fire Insurance Co., Ltd.                 18,993    565,566             0.1%
#*  Hyundai Merchant Marine Co., Ltd.                          8,553     44,573             0.0%
    Hyundai Motor Co.                                         11,360  1,551,715             0.1%
#*  Hyundai Rotem Co., Ltd.                                    3,414     48,580             0.0%
    Hyundai Securities Co., Ltd.                              48,070    289,904             0.0%
    Hyundai Steel Co.                                          9,987    454,720             0.0%
    Hyundai Wia Corp.                                          4,758    555,563             0.1%
    Il Dong Pharmaceutical Co., Ltd.                           1,912     43,211             0.0%
#   Iljin Display Co., Ltd.                                    5,702     34,198             0.0%
    Iljin Electric Co., Ltd.                                   5,010     25,023             0.0%
#   Iljin Holdings Co., Ltd.                                   6,463     68,071             0.0%
*   Iljin Materials Co., Ltd.                                  6,983     50,511             0.0%
    Ilshin Spinning Co., Ltd.                                    509     70,555             0.0%
    iMarketKorea, Inc.                                           640     16,656             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
SOUTH KOREA -- (Continued)
    InBody Co., Ltd.                                           1,399 $   59,951             0.0%
    Industrial Bank of Korea                                  28,423    347,920             0.0%
*   InkTec Co., Ltd.                                             909      5,578             0.0%
*   InnoWireless, Inc.                                           699      6,523             0.0%
*   Innox Corp.                                                1,728     20,423             0.0%
#*  Insun ENT Co., Ltd.                                       11,140     53,066             0.0%
*   Interflex Co., Ltd                                         2,782     30,600             0.0%
    Interpark Holdings Corp.                                  13,064    133,472             0.0%
    Inzi Controls Co., Ltd.                                    2,340     10,488             0.0%
    INZI Display Co., Ltd.                                     6,794      9,741             0.0%
    IS Dongseo Co., Ltd.                                       2,030     75,887             0.0%
    ISU Chemical Co., Ltd.                                     3,690     33,221             0.0%
    IsuPetasys Co., Ltd.                                      14,830     65,424             0.0%
    Jahwa Electronics Co., Ltd.                                6,340     62,380             0.0%
    JB Financial Group Co., Ltd.                              38,381    199,540             0.0%
    Jeil Pharmaceutical Co.                                    1,820     38,834             0.0%
*   Jusung Engineering Co., Ltd.                               7,166     30,877             0.0%
*   JVM Co., Ltd.                                                684     33,523             0.0%
    JW Pharmaceutical Corp.                                    3,241     98,642             0.0%
    Kakao Corp.                                                2,249    223,566             0.0%
    Kangwon Land, Inc.                                         8,480    314,341             0.0%
    KB Capital Co., Ltd.                                       3,043     67,772             0.0%
    KB Financial Group, Inc.                                  15,280    484,091             0.0%
    KB Financial Group, Inc. ADR                              13,208    416,448             0.0%
#   KB Insurance Co., Ltd.                                    14,710    341,872             0.0%
    KC Green Holdings Co., Ltd.                                5,380     45,547             0.0%
    KC Tech Co., Ltd.                                          4,453     37,431             0.0%
    KCC Corp.                                                  1,203    429,199             0.0%
    KCC Engineering & Construction Co., Ltd.                   2,612     18,537             0.0%
*   KCP Co., Ltd.                                                702     19,131             0.0%
    KEPCO Plant Service & Engineering Co., Ltd.                1,610    146,637             0.0%
    Keyang Electric Machinery Co., Ltd.                        7,846     33,290             0.0%
#*  KEYEAST Co., Ltd.                                          9,285     33,217             0.0%
    KG Chemical Corp.                                          1,860     26,162             0.0%
    KG Eco Technology Service Co., Ltd.                        5,045     17,403             0.0%
    Kginicis Co., Ltd.                                         2,499     37,090             0.0%
#   KH Vatec Co., Ltd.                                         4,940     86,827             0.0%
    Kia Motors Corp.                                          21,237  1,036,622             0.1%
    KISCO Corp.                                                1,549     65,597             0.0%
    Kishin Corp.                                               5,120     33,828             0.0%
    KISWIRE, Ltd.                                              2,592     93,675             0.0%
    KIWOOM Securities Co., Ltd.                                3,271    167,493             0.0%
*   KMH Co., Ltd.                                              4,832     45,698             0.0%
    Koh Young Technology, Inc.                                 1,344     39,113             0.0%
#   Kolao Holdings                                             3,520     41,790             0.0%
    Kolon Corp.                                                1,704     95,289             0.0%
    Kolon Industries, Inc.                                     6,444    350,093             0.0%
#   Kolon Life Science, Inc.                                     571     80,742             0.0%
    KONA I Co., Ltd.                                           1,983     63,417             0.0%
    Kook Soon Dang Brewery Co., Ltd.                           3,104     18,159             0.0%
    Korea Aerospace Industries, Ltd.                           2,430    191,115             0.0%
    Korea Alcohol Industrial Co., Ltd.                         4,177     27,334             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
SOUTH KOREA -- (Continued)
    Korea Cast Iron Pipe Industries Co., Ltd.                   2,491 $   28,168             0.0%
    Korea Circuit Co., Ltd.                                     3,237     31,225             0.0%
    Korea District Heating Corp.                                  772     41,929             0.0%
    Korea Electric Power Corp. Sponsored ADR                   11,977    268,285             0.0%
#   Korea Electric Terminal Co., Ltd.                           1,750    151,250             0.0%
    Korea Export Packaging Industrial Co., Ltd.                 1,272     23,371             0.0%
    Korea Flange Co., Ltd.                                      1,430     17,410             0.0%
    Korea Gas Corp.                                             3,822    142,308             0.0%
*   Korea Information & Communications Co, Ltd.                 1,535     18,620             0.0%
    Korea Investment Holdings Co., Ltd.                        10,480    557,973             0.1%
    Korea Kolmar Co., Ltd.                                      1,358    106,504             0.0%
*   Korea Line Corp.                                            3,677     64,969             0.0%
    Korea Petrochemical Ind Co., Ltd.                           1,545    238,930             0.0%
    Korea United Pharm, Inc.                                    1,346     21,987             0.0%
    Korea Zinc Co., Ltd.                                          699    290,483             0.0%
*   Korean Air Lines Co., Ltd.                                 12,206    329,733             0.0%
#   Korean Reinsurance Co.                                     32,765    390,630             0.0%
    Kortek Corp.                                                2,391     28,143             0.0%
    KPX Chemical Co., Ltd.                                      1,049     52,313             0.0%
*   KT Corp. Sponsored ADR                                     14,332    188,036             0.0%
*   KT Hitel Co., Ltd.                                          1,589     12,391             0.0%
    KT Skylife Co., Ltd.                                        5,174     84,682             0.0%
    KT&G Corp.                                                  9,033    902,550             0.1%
#*  KTB Investment & Securities Co., Ltd.                      22,243     49,306             0.0%
    Kukdo Chemical Co., Ltd.                                    1,090     58,512             0.0%
*   Kumho Electric Co., Ltd.                                      690     10,590             0.0%
*   Kumho Industrial Co., Ltd.                                  1,571     24,008             0.0%
#   Kumho Petrochemical Co., Ltd.                               3,071    155,723             0.0%
#*  Kumho Tire Co., Inc.                                       36,253    218,998             0.0%
    Kumkang Kind Co., Ltd.                                        850     46,355             0.0%
    Kunsul Chemical Industrial Co., Ltd.                        1,443     56,276             0.0%
    Kwang Dong Pharmaceutical Co., Ltd.                         7,180     73,114             0.0%
*   Kwang Myung Electric Engineering Co., Ltd.                  4,580      9,997             0.0%
*   Kwangju Bank                                                7,297     52,014             0.0%
    Kyobo Securities Co., Ltd.                                  6,450     55,305             0.0%
    Kyung Dong Navien Co., Ltd.                                   590     19,528             0.0%
    Kyung-In Synthetic Corp.                                    6,361     22,148             0.0%
    Kyungbang, Ltd.                                               211     35,571             0.0%
    Kyungchang Industrial Co., Ltd.                             5,099     30,734             0.0%
    KyungDong City Gas Co., Ltd.                                  197     18,204             0.0%
    Kyungdong Pharm Co., Ltd.                                   1,450     27,718             0.0%
*   LB Semicon, Inc.                                            4,067      5,231             0.0%
    LEENO Industrial, Inc.                                      1,048     40,134             0.0%
    LF Corp.                                                    4,880    135,226             0.0%
    LG Chem, Ltd.                                               2,474    657,690             0.1%
    LG Corp.                                                   10,961    634,223             0.1%
    LG Display Co., Ltd.                                        4,840     91,946             0.0%
    LG Display Co., Ltd. ADR                                  126,136  1,198,292             0.1%
#   LG Electronics, Inc.                                       30,577  1,312,734             0.1%
    LG Hausys, Ltd.                                             1,425    211,643             0.0%
    LG Household & Health Care, Ltd.                              649    537,030             0.1%
#   LG Innotek Co., Ltd.                                        3,123    252,521             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
SOUTH KOREA -- (Continued)
    LG International Corp.                                     5,565 $169,958             0.0%
*   LG Life Sciences, Ltd.                                     1,620   87,105             0.0%
    LG Uplus Corp.                                            64,280  616,073             0.1%
    Lock&Lock Co., Ltd.                                        3,170   33,940             0.0%
    Lotte Chemical Corp.                                       1,867  391,974             0.0%
    Lotte Chilsung Beverage Co., Ltd.                             88  172,326             0.0%
    Lotte Confectionery Co., Ltd.                                102  177,935             0.0%
    Lotte Food Co., Ltd.                                          89   70,028             0.0%
    LOTTE Himart Co., Ltd.                                     2,903  148,063             0.0%
*   Lotte Non-Life Insurance Co., Ltd.                        19,194   47,529             0.0%
    Lotte Shopping Co., Ltd.                                   1,814  367,565             0.0%
    LS Corp.                                                   6,726  227,143             0.0%
    LS Industrial Systems Co., Ltd.                            2,396  104,155             0.0%
#   Lumens Co., Ltd.                                          17,002   60,925             0.0%
    Macquarie Korea Infrastructure Fund                       51,254  359,593             0.0%
    Maeil Dairy Industry Co., Ltd.                             1,665   56,937             0.0%
    Mando Corp.                                                3,019  392,751             0.0%
    Medy-Tox, Inc.                                               997  423,401             0.0%
    MegaStudy Co., Ltd.                                        1,522   59,856             0.0%
*   MegaStudyEdu Co., Ltd.                                       508   28,503             0.0%
#*  Melfas, Inc.                                               5,717   24,760             0.0%
    Meritz Finance Group, Inc.                                 9,650  123,916             0.0%
    Meritz Fire & Marine Insurance Co., Ltd.                  19,112  269,766             0.0%
    Meritz Securities Co., Ltd.                               89,143  396,510             0.0%
#   Mirae Asset Securities Co., Ltd.                           9,847  219,692             0.0%
    MK Electron Co., Ltd.                                      5,177   31,879             0.0%
*   MNTech Co., Ltd.                                           5,018   28,022             0.0%
    Modetour Network, Inc.                                       692   22,100             0.0%
    Moorim P&P Co., Ltd.                                       8,640   40,697             0.0%
*   Moorim Paper Co., Ltd.                                    13,596   42,124             0.0%
#*  Muhak Co., Ltd.                                            3,624  152,530             0.0%
    Namhae Chemical Corp.                                      3,814   33,543             0.0%
    Namyang Dairy Products Co., Ltd.                             147  108,395             0.0%
*   Naturalendo Tech Co., Ltd.                                 2,002   40,387             0.0%
    NAVER Corp.                                                  717  376,479             0.0%
    NCSoft Corp.                                               1,673  277,421             0.0%
*   Neowiz Games Corp.                                         2,375   37,777             0.0%
*   NEPES Corp.                                                6,920   40,405             0.0%
    Nexen Corp.                                                  619   45,902             0.0%
    Nexen Tire Corp.                                           8,230   95,244             0.0%
*   Nexon GT Co., Ltd.                                         2,809   34,312             0.0%
    NH Investment & Securities Co., Ltd.                      31,973  280,918             0.0%
#*  NHN Entertainment Corp.                                    3,989  193,784             0.0%
    NICE Holdings Co., Ltd.                                    4,060   90,493             0.0%
    NICE Information Service Co., Ltd.                         5,495   57,276             0.0%
    NK Co., Ltd.                                               2,093   10,611             0.0%
    Nong Shim Holdings Co., Ltd.                                 792  103,997             0.0%
    NongShim Co., Ltd.                                           525  169,663             0.0%
    Noroo Holdings Co., Ltd.                                   1,230   30,947             0.0%
    NOROO Paint & Coatings Co., Ltd.                           4,477   42,671             0.0%
#   OCI Co., Ltd.                                              4,543  325,777             0.0%
    OCI Materials Co., Ltd.                                    1,887  152,907             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
SOUTH KOREA -- (Continued)
    Opto Device Technology Co., Ltd.                           4,368 $   30,550             0.0%
*   OPTRON-TEC, Inc.                                           1,515      7,145             0.0%
    Orion Corp.                                                  374    314,440             0.0%
*   Osstem Implant Co., Ltd.                                   3,554    207,531             0.0%
    Ottogi Corp.                                                 244    224,133             0.0%
*   Paik Kwang Industrial Co., Ltd.                           15,115     34,113             0.0%
#   Pan-Pacific Co., Ltd.                                     12,857     47,905             0.0%
    Pang Rim Co., Ltd.                                         1,543     37,658             0.0%
#*  PaperCorea, Inc.                                          47,423     41,675             0.0%
*   Paradise Co., Ltd.                                         2,315     43,659             0.0%
    Partron Co., Ltd.                                          8,861     75,977             0.0%
    Poongsan Corp.                                             9,041    203,451             0.0%
    Poongsan Holdings Corp.                                    1,456     51,251             0.0%
    POSCO ADR                                                 19,548    782,506             0.1%
    POSCO Chemtech Co., Ltd.                                   4,610     57,844             0.0%
    Posco ICT Co., Ltd.                                        7,848     34,286             0.0%
*   Power Logics Co., Ltd.                                     6,846     23,024             0.0%
    PSK, Inc.                                                  1,727     15,419             0.0%
    Pyeong Hwa Automotive Co., Ltd.                            6,035     77,050             0.0%
    RFTech Co., Ltd.                                           5,230     36,680             0.0%
    S&T Corp.                                                    636     13,652             0.0%
    S&T Dynamics Co., Ltd.                                     8,545    103,817             0.0%
    S&T Holdings Co., Ltd.                                     3,014     70,067             0.0%
#   S&T Motiv Co., Ltd.                                        2,830    180,465             0.0%
    S-1 Corp.                                                  1,719    149,252             0.0%
*   S-MAC Co., Ltd.                                            7,741     25,010             0.0%
    S-Oil Corp.                                                4,121    246,465             0.0%
    Saeron Automotive Corp.                                    3,700     28,415             0.0%
#*  Sajo Industries Co., Ltd.                                    870     52,118             0.0%
    Sam Yung Trading Co., Ltd.                                 2,797     56,428             0.0%
    Samchully Co., Ltd.                                          607     54,490             0.0%
    Samchuly Bicycle Co., Ltd.                                 1,364     22,284             0.0%
    Samho Development Co., Ltd.                               10,884     32,499             0.0%
    SAMHWA Paints Industrial Co., Ltd.                         1,500     17,565             0.0%
#   Samick Musical Instruments Co., Ltd.                      16,530     58,591             0.0%
    Samick THK Co., Ltd.                                       1,380     10,331             0.0%
    Samjin Pharmaceutical Co., Ltd.                            2,222     47,476             0.0%
    Samkwang Glass                                               530     44,434             0.0%
    Samlip General Foods Co., Ltd.                               205     50,537             0.0%
    Samsung Card Co., Ltd.                                     4,652    157,199             0.0%
    Samsung Electro-Mechanics Co., Ltd.                       15,458    879,745             0.1%
    Samsung Electronics Co., Ltd.                              3,795  4,551,811             0.2%
    Samsung Electronics Co., Ltd. GDR                          6,979  4,169,735             0.2%
    Samsung Fine Chemicals Co., Ltd.                           7,674    252,182             0.0%
    Samsung Fire & Marine Insurance Co., Ltd.                  4,584  1,285,598             0.1%
#   Samsung Heavy Industries Co., Ltd.                        44,718    518,812             0.1%
    Samsung Life Insurance Co., Ltd.                           3,127    298,560             0.0%
    Samsung SDI Co., Ltd.                                          1         82             0.0%
    Samsung Securities Co., Ltd.                              12,452    523,829             0.1%
    Samyang Foods Co., Ltd.                                      870     17,461             0.0%
#   Samyang Holdings Corp.                                     1,808    253,114             0.0%
    Sangsin Brake                                              3,721     23,045             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
SOUTH KOREA -- (Continued)
#*  Sansung Life & Science Co., Ltd.                           2,486 $   81,837             0.0%
    SAVEZONE I&C CORP.                                         7,320     38,645             0.0%
    SBS Media Holdings Co., Ltd.                              17,020     58,027             0.0%
    Seah Besteel Corp.                                         4,880    122,719             0.0%
    SeAH Holdings Corp.                                          341     52,293             0.0%
    SeAH Steel Corp.                                           1,222     68,392             0.0%
    Sebang Co., Ltd.                                           5,824     91,517             0.0%
*   Seegene, Inc.                                              1,575     54,393             0.0%
    Sejong Industrial Co., Ltd.                                4,410     42,600             0.0%
    Sekonix Co., Ltd.                                          2,466     40,031             0.0%
    Sempio Foods Co.                                             729     25,716             0.0%
*   Seohee Construction Co., Ltd.                             59,786     57,039             0.0%
#*  Seoul Semiconductor Co., Ltd.                              9,386    155,747             0.0%
    SEOWONINTECH Co., Ltd.                                     3,718     43,571             0.0%
    Seoyon Co., Ltd.                                           5,173     55,508             0.0%
#*  Sewon Cellontech Co., Ltd.                                 9,690     34,523             0.0%
    Sewon Precision Industry Co., Ltd.                           410      8,747             0.0%
    SFA Engineering Corp.                                      2,051     78,572             0.0%
#*  SG Corp.                                                  58,439     65,346             0.0%
    Shin Poong Pharmaceutical Co., Ltd.                        4,982     18,138             0.0%
    Shinhan Financial Group Co., Ltd.                         11,050    421,726             0.0%
    Shinhan Financial Group Co., Ltd. ADR                     18,630    714,461             0.1%
    Shinsegae Co., Ltd.                                        3,162    643,383             0.1%
    Shinsegae Information & Communication Co., Ltd.              188     19,781             0.0%
    Shinsegae International Co., Ltd.                            500     48,530             0.0%
*   Shinsung Solar Energy Co., Ltd.                            8,513     10,844             0.0%
*   Shinsung Tongsang Co., Ltd.                               24,154     40,414             0.0%
*   Shinwon Corp.                                             18,733     31,013             0.0%
*   Signetics Corp.                                           13,123     17,984             0.0%
    Silicon Works Co., Ltd.                                    3,171     94,296             0.0%
    Silla Co., Ltd.                                            1,850     28,110             0.0%
*   SIMMTECH Co., Ltd.                                         5,923     41,407             0.0%
*   SIMMTECH HOLDINGS Co., Ltd.                                5,048     13,680             0.0%
#   SK Chemicals Co., Ltd.                                     3,118    184,144             0.0%
#*  SK Communications Co., Ltd.                                5,796     41,145             0.0%
#   SK Gas, Ltd.                                               1,640    122,226             0.0%
    SK Holdings Co., Ltd.                                      5,424  1,267,863             0.1%
    SK Hynix, Inc.                                            23,180    620,348             0.1%
*   SK Innovation Co., Ltd.                                    6,445    668,272             0.1%
    SK Networks Co., Ltd.                                     32,770    203,277             0.0%
#*  SK Securities Co., Ltd.                                   97,610     99,752             0.0%
    SK Telecom Co., Ltd.                                         786    166,445             0.0%
    SKC Co., Ltd.                                              5,040    169,159             0.0%
    SL Corp.                                                   5,700     84,768             0.0%
#*  SM Entertainment Co.                                       2,832    113,453             0.0%
    Solid, Inc.                                                3,628     20,003             0.0%
    Songwon Industrial Co., Ltd.                               5,192     49,907             0.0%
    Soulbrain Co., Ltd.                                        2,878    100,230             0.0%
*   Ssangyong Cement Industrial Co., Ltd.                      4,260     67,333             0.0%
#*  STS Semiconductor & Telecommunications                    13,061     31,195             0.0%
*   STX Engine Co., Ltd.                                         590      4,870             0.0%
    Suheung Co., Ltd.                                            930     40,521             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
SOUTH KOREA -- (Continued)
    Sunchang Corp.                                              2,764 $    40,817             0.0%
    Sung Kwang Bend Co., Ltd.                                   8,124      66,734             0.0%
*   Sungchang Enterprise Holdings, Ltd.                         1,650      42,446             0.0%
*   Sungshin Cement Co., Ltd.                                   3,440      34,172             0.0%
    Sungwoo Hitech Co., Ltd.                                   17,305     133,832             0.0%
*   Suprema, Inc.                                               1,355      24,484             0.0%
*   Synopex, Inc.                                              20,990      29,881             0.0%
    Taekwang Industrial Co., Ltd.                                 174     169,357             0.0%
*   Taewoong Co., Ltd.                                          4,708      61,687             0.0%
*   Taeyoung Engineering & Construction Co., Ltd.              14,580      75,111             0.0%
*   Taihan Textile Co., Ltd.                                      426      25,477             0.0%
    Tailim Packaging Industrial Co., Ltd.                       8,600      24,045             0.0%
*   TK Chemical Corp.                                          11,104      25,498             0.0%
*   TK Corp.                                                    6,005      59,370             0.0%
    Tongyang Life Insurance Co, Ltd.                           15,186     185,702             0.0%
*   Top Engineering Co., Ltd.                                   1,477       6,496             0.0%
#   Tovis Co., Ltd.                                             8,847      77,677             0.0%
    TS Corp.                                                    1,989      39,232             0.0%
    Uju Electronics Co., Ltd.                                   2,871      35,876             0.0%
    Unid Co., Ltd.                                              2,011      90,019             0.0%
    Value Added Technologies Co., Ltd.                          2,003      68,179             0.0%
    Vieworks Co., Ltd.                                            893      29,975             0.0%
#*  Webzen, Inc.                                                1,165      33,092             0.0%
    WillBes & Co. (The)                                        12,360      25,137             0.0%
    WiSoL Co., Ltd.                                             3,492      49,406             0.0%
*   Wonik IPS Co., Ltd.                                         8,326      68,620             0.0%
*   Wonik Materials Co., Ltd.                                     483      24,626             0.0%
*   Wonik QnC Corp.                                             1,204      16,763             0.0%
*   Woongjin Co., Ltd.                                         20,020      52,773             0.0%
*   Woongjin Thinkbig Co., Ltd.                                 2,791      19,992             0.0%
    Wooree ETI Co., Ltd.                                        9,835      25,016             0.0%
    Woori Bank                                                 31,864     276,406             0.0%
    Woori Bank Sponsored ADR                                    1,175      30,471             0.0%
#*  Woori Investment Bank Co., Ltd.                            99,956      53,428             0.0%
    Y G-1 Co., Ltd.                                             4,426      42,547             0.0%
    YeaRimDang Publishing Co., Ltd.                             7,920      35,752             0.0%
    YG Entertainment, Inc.                                      1,175      46,717             0.0%
    Yoosung Enterprise Co., Ltd.                                6,049      22,158             0.0%
    Youlchon Chemical Co., Ltd.                                 1,990      21,536             0.0%
    Young Poong Corp.                                             167     183,376             0.0%
    Young Poong Precision Corp.                                 4,325      35,258             0.0%
    Youngone Corp.                                              8,136     341,010             0.0%
    Youngone Holdings Co., Ltd.                                 2,034     128,172             0.0%
*   Yuanta Securities Korea Co., Ltd.                          18,304      63,639             0.0%
    Yuhan Corp.                                                 1,097     271,700             0.0%
                                                                      -----------             ---
TOTAL SOUTH KOREA                                                      83,568,278             3.9%
                                                                      -----------             ---
SPAIN -- (1.9%)
    Abengoa SA Class A                                         11,833      14,063             0.0%
#   Abengoa SA Class B                                        166,205     160,970             0.0%
    Abertis Infraestructuras SA                                38,090     632,517             0.0%
    Acciona SA                                                  9,834     824,970             0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
SPAIN -- (Continued)
    Acerinox SA                                                  38,569 $  416,713             0.0%
    ACS Actividades de Construccion y Servicios SA               13,038    442,358             0.0%
    Adveo Group International SA                                  2,149     12,284             0.0%
    Almirall SA                                                   9,125    175,641             0.0%
    Amadeus IT Holding SA Class A                                31,104  1,323,057             0.1%
    Atresmedia Corp de Medios de Comunicacion SA                  9,022    115,544             0.0%
    Banco Bilbao Vizcaya Argentaria SA                           95,082    818,048             0.1%
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR            165,165  1,423,724             0.1%
    Banco Bilbao Vizcaya Argentaria, SA                           1,033      8,906             0.0%
    Banco de Sabadell SA                                      1,050,238  2,026,226             0.1%
    Banco Popular Espanol SA                                    390,304  1,483,972             0.1%
    Banco Santander SA                                          476,830  2,663,667             0.1%
    Banco Santander SA Sponsored ADR                            228,034  1,263,308             0.1%
    Bankia SA                                                   346,527    445,324             0.0%
    Bankinter SA                                                119,138    861,625             0.1%
*   Baron de Ley                                                    913     93,225             0.0%
    Bolsas y Mercados Espanoles SHMSF SA                         18,297    656,458             0.0%
    CaixaBank SA                                                240,000    919,238             0.1%
*   Caja de Ahorros del Mediterraneo                              4,397         --             0.0%
*   Cementos Portland Valderrivas SA                              6,851     38,452             0.0%
    Cie Automotive SA                                            13,931    223,113             0.0%
    Construcciones y Auxiliar de Ferrocarriles SA                   498    139,015             0.0%
    Distribuidora Internacional de Alimentacion SA              116,034    737,233             0.0%
    Duro Felguera SA                                             33,694     79,154             0.0%
    Ebro Foods SA                                                15,762    298,542             0.0%
    Elecnor SA                                                    4,850     42,885             0.0%
    Enagas SA                                                    35,500  1,073,458             0.1%
    Ence Energia y Celulosa SA                                   32,395    113,230             0.0%
    Endesa SA                                                    11,912    264,866             0.0%
*   Ercros SA                                                    16,413     14,701             0.0%
    Faes Farma SA                                                63,633    170,980             0.0%
    Ferrovial SA                                                 38,917    981,775             0.1%
    Fluidra SA                                                    4,609     16,175             0.0%
*   Fomento de Construcciones y Contratas SA                     16,835    128,162             0.0%
    Gamesa Corp. Tecnologica SA                                  75,988  1,199,345             0.1%
    Gas Natural SDG SA                                           35,634    770,828             0.0%
    Grifols SA                                                   11,550    534,938             0.0%
    Grupo Catalana Occidente SA                                  11,982    371,518             0.0%
*   Grupo Ezentis SA                                             18,044     11,844             0.0%
    Iberdrola SA                                                672,516  4,795,805             0.2%
*   Indra Sistemas SA                                            25,372    271,440             0.0%
    Industria de Diseno Textil SA                                27,302  1,022,306             0.1%
*   Inmobiliaria Colonial SA                                    395,117    292,210             0.0%
*   Liberbank SA                                                500,100    309,285             0.0%
    Mapfre SA                                                   340,171  1,009,207             0.1%
    Mediaset Espana Comunicacion SA                              65,145    790,438             0.0%
    Melia Hotels International SA                                19,140    276,382             0.0%
    Miquel y Costas & Miquel SA                                   3,443    123,002             0.0%
*   NH Hotel Group SA                                            54,240    331,508             0.0%
    Obrascon Huarte Lain SA(BZBWTC4)                             32,376    259,683             0.0%
    Obrascon Huarte Lain SA(5379749)                             20,627    164,979             0.0%
    Papeles y Cartones de Europa SA                              21,567    122,348             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
SPAIN -- (Continued)
*   Pescanova SA                                                2,936 $        --             0.0%
*   Promotora de Informaciones SA Class A                      13,947      77,350             0.0%
    Prosegur Cia de Seguridad SA                               46,799     208,226             0.0%
*   Realia Business SA                                         20,311      15,964             0.0%
    Red Electrica Corp. SA                                     11,186     984,758             0.1%
    Repsol SA                                                  45,791     576,434             0.0%
    Repsol SA Sponsored ADR                                    45,207     566,444             0.0%
    Sacyr SA                                                   63,227     159,077             0.0%
    Tecnicas Reunidas SA                                        6,519     290,336             0.0%
*   Telecomunicaciones y Energia                                8,716      10,633             0.0%
    Telefonica SA                                             175,310   2,312,930             0.1%
    Telefonica SA Sponsored ADR                                44,308     583,536             0.0%
    Tubacex SA                                                 36,604      78,473             0.0%
    Tubos Reunidos SA                                          30,261      31,744             0.0%
    Vidrala SA                                                  4,238     200,546             0.0%
    Viscofan SA                                                 8,630     503,346             0.0%
*   Vocento SA                                                  6,696      12,633             0.0%
    Zardoya Otis SA                                            26,199     322,139             0.0%
*   Zeltia SA                                                  45,742     202,942             0.0%
                                                                      -----------             ---
TOTAL SPAIN                                                            40,898,156             1.9%
                                                                      -----------             ---
SWEDEN -- (2.3%)
    AAK AB                                                      8,110     583,945             0.0%
    Acando AB                                                  19,699      32,118             0.0%
    AddTech AB Class B                                          4,134      58,601             0.0%
    AF AB Class B                                              14,876     219,991             0.0%
    Alfa Laval AB                                              22,725     398,683             0.0%
    Assa Abloy AB Class B                                      69,273   1,378,053             0.1%
    Atlas Copco AB Class A                                     17,565     457,756             0.0%
    Atlas Copco AB Class B                                      9,205     222,529             0.0%
    Atrium Ljungberg AB Class B                                 4,124      63,953             0.0%
    Avanza Bank Holding AB                                      5,322     210,487             0.0%
    Axfood AB                                                  14,412     260,080             0.0%
    B&B Tools AB Class B                                        5,827      76,058             0.0%
    Beijer Alma AB                                              5,851     135,591             0.0%
    Beijer Electronics AB                                       1,176       7,239             0.0%
    Beijer Ref AB Class B                                       2,908      64,627             0.0%
    Betsson AB                                                 35,928     584,324             0.0%
    Bilia AB Class A                                           17,626     369,447             0.0%
    BillerudKorsnas AB                                         42,906     776,484             0.1%
    BioGaia AB Class B                                          1,910      61,980             0.0%
    Bjorn Borg AB                                               4,436      14,956             0.0%
    Boliden AB                                                 76,472   1,464,161             0.1%
    Byggmax Group AB                                           22,164     179,990             0.0%
    Castellum AB                                               32,670     488,988             0.0%
    Clas Ohlson AB Class B                                      9,947     151,114             0.0%
*   Cloetta AB Class B                                         67,267     200,443             0.0%
    Com Hem Holding AB                                          2,153      18,392             0.0%
    Concentric AB                                              13,233     153,080             0.0%
    Corem Property Group AB Class B                             1,440       4,396             0.0%
    Dios Fastigheter AB                                         9,517      69,836             0.0%
*   Doro AB                                                     6,914      40,471             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
SWEDEN -- (Continued)
    Duni AB                                                    10,582 $  160,566             0.0%
    Electrolux AB Series B                                     43,531  1,280,698             0.1%
    Elekta AB Class B                                          32,169    248,905             0.0%
    Enea AB                                                     6,373     61,005             0.0%
#*  Eniro AB                                                  107,205     16,362             0.0%
    Fabege AB                                                  27,473    436,458             0.0%
*   Fastighets AB Balder                                        8,434    169,900             0.0%
    FinnvedenBulten AB                                          4,493     44,234             0.0%
    Getinge AB Class B                                         29,119    727,732             0.0%
    Gunnebo AB                                                 15,413     71,380             0.0%
    Haldex AB                                                  20,108    194,070             0.0%
    Hemfosa Fastigheter AB                                     20,870    226,309             0.0%
    Hennes & Mauritz AB Class B                                28,325  1,101,074             0.1%
    Hexagon AB Class B                                         30,337  1,052,251             0.1%
    Hexpol AB                                                  55,000    534,252             0.0%
    HIQ International AB                                       13,808     78,371             0.0%
    Holmen AB Class B                                          19,870    598,978             0.0%
    Hufvudstaden AB Class A                                    18,953    267,797             0.0%
    Husqvarna AB Class A                                       20,121    131,611             0.0%
    Husqvarna AB Class B                                      101,112    665,647             0.0%
    ICA Gruppen AB                                             11,117    396,589             0.0%
    Industrial & Financial Systems Class B                      4,825    186,401             0.0%
    Indutrade AB                                                7,662    364,337             0.0%
    Intrum Justitia AB                                         17,478    627,062             0.0%
    JM AB                                                      30,338    857,458             0.1%
    KappAhl AB                                                 16,275     55,170             0.0%
    Klovern AB Class B                                         78,716     81,457             0.0%
    KNOW IT AB                                                  7,176     45,646             0.0%
    Kungsleden AB                                              35,393    265,076             0.0%
    Lagercrantz Group AB Class B                                9,072     68,697             0.0%
    Lindab International AB                                    23,544    160,700             0.0%
    Loomis AB Class B                                          20,874    541,746             0.0%
*   Lundin Petroleum AB                                        14,895    215,605             0.0%
    Meda AB Class A                                            52,908    776,489             0.1%
*   Medivir AB Class B                                         11,136     98,967             0.0%
    Mekonomen AB                                                6,958    164,669             0.0%
    Micronic Mydata AB                                         28,090    200,310             0.0%
    Millicom International Cellular SA                          6,790    378,519             0.0%
    Modern Times Group MTG AB Class B                          11,891    337,310             0.0%
    MQ Holding AB                                               8,093     40,371             0.0%
    NCC AB Class A                                              2,685     82,234             0.0%
    NCC AB Class B                                             25,519    789,240             0.1%
    Nederman Holding AB                                            53      1,394             0.0%
*   Net Insight AB Class B                                     64,475     20,333             0.0%
    NetEnt AB                                                   5,323    302,374             0.0%
    New Wave Group AB Class B                                  15,359     68,233             0.0%
    Nibe Industrier AB Class B                                 22,304    718,206             0.0%
    Nobia AB                                                   42,949    526,002             0.0%
    Nolato AB Class B                                          12,177    334,052             0.0%
    Nordea Bank AB                                            188,938  2,084,673             0.1%
    Nordnet AB Class B                                         34,956    123,987             0.0%
*   Oriflame Holding AG                                         2,373     32,878             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
SWEDEN -- (Continued)
    Peab AB                                                    51,796 $   395,952             0.0%
*   Pricer AB Class B                                          33,823      36,674             0.0%
    Proffice AB Class B                                        13,012      31,425             0.0%
*   Qliro Group AB                                              5,064       5,084             0.0%
    Ratos AB Class B                                           78,756     459,683             0.0%
*   RaySearch Laboratories AB                                   1,771      22,272             0.0%
    Rezidor Hotel Group AB                                     24,851     105,412             0.0%
    Saab AB Class B                                            20,689     582,645             0.0%
    Sagax AB Class B                                            4,530      36,137             0.0%
    Sandvik AB                                                 83,367     777,540             0.1%
#*  SAS AB                                                     56,251     108,488             0.0%
    Sectra AB Class B                                             495       6,090             0.0%
    Securitas AB Class B                                       69,799     911,274             0.1%
    Semcon AB                                                   3,284      14,077             0.0%
    Skandinaviska Enskilda Banken AB Class A                  110,677   1,162,205             0.1%
    Skandinaviska Enskilda Banken AB Class C                      886       9,557             0.0%
    Skanska AB Class B                                         72,846   1,421,443             0.1%
    SKF AB Class A                                              1,436      25,225             0.0%
    SKF AB Class B                                             32,301     567,596             0.0%
    SkiStar AB                                                  4,567      66,336             0.0%
*   SSAB AB Class A(BPRBWK4)                                   13,020      47,197             0.0%
#*  SSAB AB Class A(B17H0S8)                                   71,803     258,876             0.0%
*   SSAB AB Class B(BPRBWM6)                                   33,238     105,851             0.0%
*   SSAB AB Class B(B17H3F6)                                   61,127     192,927             0.0%
    Svenska Cellulosa AB SCA Class A                            5,638     166,351             0.0%
    Svenska Cellulosa AB SCA Class B                           79,422   2,339,293             0.1%
    Svenska Handelsbanken AB Class A                           80,928   1,099,121             0.1%
    Svenska Handelsbanken AB Class B                            2,424      35,015             0.0%
    Sweco AB                                                    3,837      56,140             0.0%
    Sweco AB Class B                                            3,342      48,948             0.0%
    Swedbank AB Class A                                        57,173   1,310,026             0.1%
    Swedish Match AB                                           23,762     746,976             0.1%
*   Swedish Orphan Biovitrum AB                                21,495     326,328             0.0%
    Systemair AB                                                  682       9,127             0.0%
    Tele2 AB Class B                                          125,481   1,253,129             0.1%
    Telefonaktiebolaget LM Ericsson Class A                    11,685     106,164             0.0%
    Telefonaktiebolaget LM Ericsson Class B                   123,302   1,200,037             0.1%
    Telefonaktiebolaget LM Ericsson Sponsored ADR              90,500     881,470             0.1%
    TeliaSonera AB                                            256,653   1,311,373             0.1%
*   Transcom Worldwide AB                                       1,831      17,226             0.0%
    Trelleborg AB Class B                                      56,922     959,031             0.1%
    Unibet Group P.L.C.                                         7,951     700,260             0.0%
*   Victoria Park AB Class B                                    7,638      12,516             0.0%
    Vitrolife AB                                                3,397      78,922             0.0%
    Volvo AB Class A                                           36,187     374,799             0.0%
    Volvo AB Class B                                          179,880   1,860,522             0.1%
    Volvo AB Sponsored ADR                                      1,200      12,450             0.0%
    Wallenstam AB Class B                                      33,904     300,279             0.0%
    Wihlborgs Fastigheter AB                                   12,961     253,395             0.0%
                                                                      -----------             ---
TOTAL SWEDEN                                                           50,570,422             2.4%
                                                                      -----------             ---

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
SWITZERLAND -- (5.4%)
    ABB, Ltd.                                                 219,337 $4,137,945             0.2%
    ABB, Ltd. Sponsored ADR                                    55,400  1,045,952             0.1%
    Actelion, Ltd.                                             10,350  1,436,726             0.1%
    Adecco SA                                                  26,781  1,990,773             0.1%
*   AFG Arbonia-Forster Holding AG                              9,132     88,450             0.0%
    Allreal Holding AG                                          3,692    489,239             0.0%
    Alpiq Holding AG                                            1,124    118,685             0.0%
    ams AG                                                     16,159    517,091             0.0%
    APG SGA SA                                                    363    146,195             0.0%
    Aryzta AG                                                  22,161    997,910             0.1%
    Ascom Holding AG                                           19,142    362,829             0.0%
    Autoneum Holding AG                                         1,294    237,548             0.0%
    Bachem Holding AG Class B                                     894     45,507             0.0%
    Baloise Holding AG                                         14,909  1,787,541             0.1%
    Bank Coop AG                                                1,545     64,065             0.0%
    Banque Cantonale de Geneve                                    133     34,452             0.0%
    Banque Cantonale Vaudoise                                   1,259    775,312             0.1%
    Barry Callebaut AG                                            321    384,667             0.0%
    Basler Kantonalbank                                           198     13,509             0.0%
    Belimo Holding AG                                              96    205,673             0.0%
    Bell AG                                                        31     85,207             0.0%
    Bellevue Group AG                                             767     10,780             0.0%
    Berner Kantonalbank AG                                      1,140    212,158             0.0%
    BKW AG                                                      3,217    121,991             0.0%
    Bobst Group SA                                              2,987    126,560             0.0%
    Bossard Holding AG Class A                                  2,397    233,354             0.0%
    Bucher Industries AG                                        3,092    703,662             0.0%
    Burckhardt Compression Holding AG                             988    344,229             0.0%
    Burkhalter Holding AG                                         988    105,427             0.0%
    Calida Holding AG                                           2,049     69,221             0.0%
    Carlo Gavazzi Holding AG                                       41      8,623             0.0%
    Cembra Money Bank AG                                        8,060    480,540             0.0%
*   Charles Voegele Holding AG                                  3,510     31,208             0.0%
    Chocoladefabriken Lindt & Sprungli AG                           5    370,970             0.0%
    Cie Financiere Richemont SA                                36,400  3,121,211             0.2%
    Cie Financiere Tradition SA                                   500     31,303             0.0%
    Clariant AG                                               135,347  2,488,807             0.1%
    Coltene Holding AG                                          1,253     81,900             0.0%
    Conzzeta AG                                                   320    198,606             0.0%
*   Cosmo Pharmaceuticals SA                                       75     11,524             0.0%
    Credit Suisse Group AG                                     45,927  1,145,475             0.1%
#   Credit Suisse Group AG Sponsored ADR                       60,660  1,516,500             0.1%
    Daetwyler Holding AG                                        2,012    282,058             0.0%
    DKSH Holding AG                                             7,686    468,112             0.0%
    dorma+kaba Holding AG Class B                                 937    584,266             0.0%
*   Dufry AG                                                    7,806    911,938             0.1%
    Edmond de Rothschild Suisse SA                                  1     17,441             0.0%
    EFG International AG                                       24,441    245,709             0.0%
    Emmi AG                                                       875    395,798             0.0%
    EMS-Chemie Holding AG                                         886    374,933             0.0%
    Energiedienst Holding AG                                    1,334     33,679             0.0%
    Feintool International Holding AG                             262     24,400             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
SWITZERLAND -- (Continued)
    Flughafen Zuerich AG                                        1,956 $ 1,480,454             0.1%
    Forbo Holding AG                                              529     601,573             0.0%
    Galenica AG                                                 1,636   2,396,571             0.1%
    GAM Holding AG                                             64,858   1,186,412             0.1%
    Gategroup Holding AG                                       10,384     389,339             0.0%
    Geberit AG                                                  3,490   1,126,290             0.1%
    Georg Fischer AG                                            1,506     925,289             0.1%
    Givaudan SA                                                   993   1,775,683             0.1%
    Gurit Holding AG                                              219     122,470             0.0%
    Helvetia Holding AG                                         2,680   1,401,699             0.1%
    Huber & Suhner AG                                             627      27,064             0.0%
    Implenia AG                                                 4,688     232,353             0.0%
    Inficon Holding AG                                            525     150,002             0.0%
    Interroll Holding AG                                          174     134,607             0.0%
    Intershop Holding AG                                          281     119,282             0.0%
    Julius Baer Group, Ltd.                                    42,750   2,119,652             0.1%
    Kardex AG                                                   2,423     180,862             0.0%
    Komax Holding AG                                            1,805     300,404             0.0%
    Kudelski SA                                                18,111     243,427             0.0%
    Kuehne + Nagel International AG                             2,593     359,280             0.0%
    Kuoni Reisen Holding AG                                     1,494     309,335             0.0%
*   LafargeHolcim, Ltd.(BZ3DNX4)                               23,757   1,336,160             0.1%
    LafargeHolcim, Ltd.(7110753)                               32,812   1,847,799             0.1%
    LEM Holding SA                                                 68      47,967             0.0%
    Liechtensteinische Landesbank AG                              270       9,618             0.0%
*   LifeWatch AG                                                1,086      17,631             0.0%
    Logitech International SA(B18ZRK2)                         30,755     451,811             0.0%
    Logitech International SA(H50430232)                       24,493     361,517             0.0%
    Lonza Group AG                                             15,598   2,289,470             0.1%
    Luzerner Kantonalbank AG                                      965     355,897             0.0%
    Metall Zug AG                                                  68     173,385             0.0%
*   Meyer Burger Technology AG                                 20,799     148,685             0.0%
    Micronas Semiconductor Holding AG                          10,500      44,720             0.0%
    Mobilezone Holding AG                                       4,831      71,585             0.0%
    Mobimo Holding AG                                           2,628     566,772             0.0%
    Nestle SA                                                 200,781  15,334,435             0.7%
    Novartis AG                                                 9,303     842,746             0.1%
    Novartis AG Sponsored ADR                                 117,451  10,621,094             0.5%
    OC Oerlikon Corp. AG                                       59,261     568,663             0.0%
*   Orascom Development Holding AG                                761       9,954             0.0%
*   Orell Fuessli Holding AG                                      152      17,074             0.0%
    Orior AG                                                    1,969     110,499             0.0%
    Panalpina Welttransport Holding AG                          1,841     210,188             0.0%
    Partners Group Holding AG                                   2,215     801,487             0.1%
    Phoenix Mecano AG                                             139      66,027             0.0%
*   Plazza AG                                                     244      48,492             0.0%
    PSP Swiss Property AG                                       6,476     563,348             0.0%
    Rieter Holding AG                                           1,488     245,355             0.0%
    Roche Holding AG(7108918)                                     781     213,671             0.0%
    Roche Holding AG(7110388)                                  19,398   5,266,535             0.3%
    Romande Energie Holding SA                                     49      46,179             0.0%
    Schaffner Holding AG                                          215      46,284             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                              SHARES    VALUE++    OF NET ASSETS**
                                                              ------- ------------ ---------------
SWITZERLAND -- (Continued)
    Schindler Holding AG                                        1,376 $    223,961             0.0%
*   Schmolz + Bickenbach AG                                   183,032       99,835             0.0%
    Schweiter Technologies AG                                     401      321,061             0.0%
    SFS Group AG                                                1,084       69,876             0.0%
    SGS SA                                                        275      523,628             0.0%
    Siegfried Holding AG                                        1,609      322,241             0.0%
    Sika AG                                                       560    1,836,550             0.1%
    Sonova Holding AG                                           7,233      986,902             0.1%
    St Galler Kantonalbank AG                                     786      284,221             0.0%
    Straumann Holding AG                                        1,080      305,598             0.0%
#   Sulzer AG                                                   6,667      673,672             0.0%
    Swatch Group AG (The)(7184725)                              3,876    1,513,731             0.1%
    Swatch Group AG (The)(7184736)                              6,758      488,210             0.0%
    Swiss Life Holding AG                                       8,107    1,931,816             0.1%
    Swiss Re AG                                                31,724    2,944,963             0.2%
    Swisscom AG                                                 1,438      740,879             0.0%
    Swissquote Group Holding SA                                 4,204      101,231             0.0%
    Syngenta AG                                                10,331    3,470,909             0.2%
    Syngenta AG ADR                                            13,102      881,634             0.1%
    Tamedia AG                                                    430       72,475             0.0%
    Tecan Group AG                                              1,906      259,628             0.0%
    Temenos Group AG                                           14,082      657,831             0.0%
*   Tornos Holding AG                                           1,468        4,540             0.0%
    U-Blox AG                                                   1,839      355,234             0.0%
    UBS Group AG(BRJL176)                                      59,331    1,184,984             0.1%
*   UBS Group AG(H42097107)                                   159,324    3,191,260             0.2%
    Valiant Holding AG                                          6,361      734,383             0.0%
    Valora Holding AG                                           1,479      297,456             0.0%
    Vaudoise Assurances Holding SA                                317      164,200             0.0%
    Vetropack Holding AG                                           57       87,754             0.0%
*   Von Roll Holding AG                                        14,867       11,292             0.0%
    Vontobel Holding AG                                        11,479      565,545             0.0%
    VP Bank AG                                                    253       20,337             0.0%
    VZ Holding AG                                                 264       82,214             0.0%
    Walter Meier AG                                               480       16,367             0.0%
    Ypsomed Holding AG                                            537       70,580             0.0%
    Zehnder Group AG                                            3,527      120,119             0.0%
    Zug Estates Holding AG                                         36       51,866             0.0%
    Zuger Kantonalbank AG                                          25      117,410             0.0%
    Zurich Insurance Group AG                                  10,543    2,782,297             0.1%
                                                                      ------------             ---
TOTAL SWITZERLAND                                                      116,603,445             5.5%
                                                                      ------------             ---
TAIWAN -- (3.4%)
    A-DATA Technology Co., Ltd.                                95,503       98,522             0.0%
*   Ability Enterprise Co., Ltd.                              189,530      104,835             0.0%
    AcBel Polytech, Inc.                                      108,540       76,691             0.0%
    Accton Technology Corp.                                   197,929      123,907             0.0%
#*  Acer, Inc.                                                805,521      341,527             0.0%
    ACES Electronic Co., Ltd.                                  43,000       34,494             0.0%
    ACHEM TECHNOLOGY Corp.                                     82,579       34,066             0.0%
*   Acme Electronics Corp.                                     19,000        9,299             0.0%
    Acter Co., Ltd.                                            10,000       28,985             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
TAIWAN -- (Continued)
*   Action Electronics Co., Ltd.                                 61,921 $    8,849             0.0%
    Actron Technology Corp.                                      15,000     51,627             0.0%
    Adlink Technology, Inc.                                      19,828     53,208             0.0%
    Advanced Ceramic X Corp.                                      8,000     49,978             0.0%
*   Advanced Connectek, Inc.                                     40,000      9,607             0.0%
    Advanced Semiconductor Engineering, Inc.                    509,644    588,361             0.1%
    Advanced Semiconductor Engineering, Inc. ADR                 36,804    211,255             0.0%
    Advanced Wireless Semiconductor Co.                          71,000    169,905             0.0%
    Advancetek Enterprise Co., Ltd.                              36,000     20,520             0.0%
    Advantech Co., Ltd.                                          31,443    225,185             0.0%
*   AGV Products Corp.                                          236,969     49,770             0.0%
#   Airtac International Group                                   28,500    147,797             0.0%
    ALI Corp.                                                    79,000     40,446             0.0%
    Allis Electric Co., Ltd.                                      8,000      2,046             0.0%
    Alpha Networks, Inc.                                        115,200     66,462             0.0%
    Altek Corp.                                                 104,648     87,020             0.0%
    Ambassador Hotel (The)                                       55,000     47,377             0.0%
    AMPOC Far-East Co., Ltd.                                     24,000     15,268             0.0%
    AmTRAN Technology Co., Ltd.                                 314,823    159,313             0.0%
    Anpec Electronics Corp.                                      26,402     16,745             0.0%
    Apacer Technology, Inc.                                      25,450     14,689             0.0%
    APCB, Inc.                                                   39,000     16,350             0.0%
    Apex Biotechnology Corp.                                     31,226     40,561             0.0%
    Apex International Co., Ltd.                                 22,000     28,445             0.0%
    Apex Medical Corp.                                            7,000      9,146             0.0%
    Apex Science & Engineering                                   75,920     22,143             0.0%
    Arcadyan Technology Corp.                                    28,674     28,488             0.0%
    Ardentec Corp.                                              200,119    151,845             0.0%
*   Arima Communications Corp.                                   58,708     16,274             0.0%
    Asia Cement Corp.                                           256,029    265,915             0.0%
*   Asia Optical Co., Inc.                                       90,000     85,740             0.0%
    Asia Plastic Recycling Holding, Ltd.                         50,690     35,893             0.0%
    Asia Vital Components Co., Ltd.                             128,053    103,077             0.0%
    ASROCK, Inc.                                                  6,000      8,790             0.0%
    Asustek Computer, Inc.                                       76,502    684,646             0.1%
    Aten International Co., Ltd.                                 35,000     77,719             0.0%
#   AU Optronics Corp.                                        3,746,980  1,102,198             0.1%
    AU Optronics Corp. Sponsored ADR                             19,522     56,419             0.0%
    Audix Corp.                                                  47,200     51,024             0.0%
    Aurora Corp.                                                 33,000     52,027             0.0%
    AV Tech Corp.                                                12,000      9,896             0.0%
    Bank of Kaohsiung Co., Ltd.                                 152,053     41,599             0.0%
    BenQ Materials Corp.                                         69,000     49,318             0.0%
#   BES Engineering Corp.                                       541,000    127,400             0.0%
    Bizlink Holding, Inc.                                        32,720    147,165             0.0%
#   Boardtek Electronics Corp.                                   47,000     58,143             0.0%
    Bright Led Electronics Corp.                                 79,000     25,081             0.0%
    C Sun Manufacturing, Ltd.                                    26,000     12,053             0.0%
    Capital Securities Corp.                                    621,000    184,396             0.0%
#   Career Technology MFG. Co., Ltd.                            147,000    119,831             0.0%
    Catcher Technology Co., Ltd.                                 59,360    582,560             0.1%
    Cathay Financial Holding Co., Ltd.                          406,692    579,289             0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                               SHARES   VALUE++  OF NET ASSETS**
                                                              --------- -------- ---------------
TAIWAN -- (Continued)
    Cathay Real Estate Development Co., Ltd.                    309,000 $133,371             0.0%
    Central Reinsurance Co., Ltd.                                28,560   13,580             0.0%
*   Champion Building Materials Co., Ltd.                        74,526   16,050             0.0%
    Chang Hwa Commercial Bank, Ltd.                             682,097  354,047             0.0%
    Chang Wah Electromaterials, Inc.                             17,682   44,991             0.0%
    Channel Well Technology Co., Ltd.                            85,000   46,225             0.0%
    Charoen Pokphand Enterprise                                  73,920   50,023             0.0%
    Chaun-Choung Technology Corp.                                25,000   58,341             0.0%
    CHC Resources Corp.                                          22,000   43,329             0.0%
    Chen Full International Co., Ltd.                            17,000   27,051             0.0%
    Chenbro Micom Co., Ltd.                                      14,000   16,104             0.0%
    Cheng Loong Corp.                                           309,360  109,461             0.0%
    Cheng Shin Rubber Industry Co., Ltd.                        137,341  248,670             0.0%
    Cheng Uei Precision Industry Co., Ltd.                      153,051  223,590             0.0%
    Chia Chang Co., Ltd.                                         24,000   17,860             0.0%
#   Chicony Electronics Co., Ltd.                                68,699  163,510             0.0%
    Chien Kuo Construction Co., Ltd.                             75,250   22,831             0.0%
    Chilisin Electronics Corp.                                   45,560   65,069             0.0%
    Chimei Materials Technology Corp.                           117,100   81,950             0.0%
    Chin-Poon Industrial Co., Ltd.                              143,126  192,406             0.0%
*   China Airlines, Ltd.                                        895,019  320,402             0.0%
    China Bills Finance Corp.                                   134,000   46,464             0.0%
    China Chemical & Pharmaceutical Co., Ltd.                    99,000   56,623             0.0%
    China Development Financial Holding Corp.                 1,730,412  464,939             0.1%
    China Ecotek Corp.                                           11,000   20,630             0.0%
*   China Electric Manufacturing Corp.                           73,000   18,503             0.0%
    China General Plastics Corp.                                129,396   56,988             0.0%
    China Glaze Co., Ltd.                                        29,599    9,560             0.0%
    China Life Insurance Co., Ltd.                              539,239  444,935             0.1%
    China Metal Products                                        104,290   93,332             0.0%
#*  China Petrochemical Development Corp.                       792,031  201,503             0.0%
#   China Steel Chemical Corp.                                   27,000  102,167             0.0%
#   China Steel Corp.                                           817,881  494,367             0.1%
    China Steel Structure Co., Ltd.                              24,000   14,116             0.0%
#   China Synthetic Rubber Corp.                                185,544  136,874             0.0%
*   China Wire & Cable Co., Ltd.                                 61,000   22,160             0.0%
    Chinatrust Financial Holding Co., Ltd.                    1,044,792  572,396             0.1%
    Chinese Maritime Transport, Ltd.                             41,000   28,681             0.0%
#   Chipbond Technology Corp.                                   217,000  308,824             0.0%
    Chong Hong Construction Co., Ltd.                            67,941   96,228             0.0%
#   Chroma ATE, Inc.                                             65,560  116,857             0.0%
    Chun Yuan Steel                                             160,570   47,641             0.0%
    Chung Hsin Electric & Machinery Manufacturing Corp.         194,000  103,767             0.0%
*   Chung Hung Steel Corp.                                      221,212   33,348             0.0%
    Chung Hwa Pulp Corp.                                        145,629   44,599             0.0%
    Chunghwa Chemical Synthesis & Biotech Co., Ltd.              11,000   11,214             0.0%
*   Chunghwa Picture Tubes, Ltd.                                951,656   25,195             0.0%
    Chunghwa Telecom Co., Ltd.                                   74,727  228,953             0.0%
    Chunghwa Telecom Co., Ltd. ADR                                3,011   92,257             0.0%
    Cleanaway Co., Ltd.                                           9,000   44,216             0.0%
    Clevo Co.                                                   194,401  209,510             0.0%
*   CMC Magnetics Corp.                                         893,101  107,143             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                               SHARES   VALUE++  OF NET ASSETS**
                                                              --------- -------- ---------------
TAIWAN -- (Continued)
*   CoAsia Microelectronics Corp.                                57,000 $ 42,698             0.0%
    Coland Holdings, Ltd.                                        11,000   20,487             0.0%
    Collins Co., Ltd.                                            14,802    5,670             0.0%
#   Compal Electronics, Inc.                                  1,063,747  661,576             0.1%
#   Compeq Manufacturing Co., Ltd.                              396,000  259,548             0.0%
*   Continental Holdings Corp.                                  130,200   42,715             0.0%
    Coretronic Corp.                                            186,750  172,044             0.0%
    Coxon Precise Industrial Co., Ltd.                           40,000   71,392             0.0%
#   Crystalwise Technology, Inc.                                 48,000   18,874             0.0%
    CSBC Corp. Taiwan                                            45,740   19,360             0.0%
    CTCI Corp.                                                  134,444  175,024             0.0%
    Cub Elecparts, Inc.                                           5,276   66,146             0.0%
    CviLux Corp.                                                 15,000   13,255             0.0%
    Cyberlink Corp.                                              23,535   50,263             0.0%
    CyberTAN Technology, Inc.                                   101,424   53,014             0.0%
*   D-Link Corp.                                                313,976   99,733             0.0%
    DA CIN Construction Co., Ltd.                                36,000   16,304             0.0%
    Da-Li Development Co., Ltd.                                  33,596   21,982             0.0%
    Dafeng TV, Ltd.                                               8,200   13,388             0.0%
*   Danen Technology Corp.                                       65,000   15,989             0.0%
    Darfon Electronics Corp.                                    111,000   57,878             0.0%
    Darwin Precisions Corp.                                     146,000   57,519             0.0%
*   Delpha Construction Co., Ltd.                                53,321   28,320             0.0%
    Delta Electronics, Inc.                                      45,320  230,433             0.0%
#   Depo Auto Parts Ind Co., Ltd.                                32,000  107,229             0.0%
    DFI, Inc.                                                    18,000   22,227             0.0%
    Dynacolor, Inc.                                              17,000   27,525             0.0%
*   Dynamic Electronics Co., Ltd.                                68,183   19,800             0.0%
    Dynapack International Technology Corp.                      57,000   93,248             0.0%
#*  E Ink Holdings, Inc.                                        277,000  135,292             0.0%
    E-Lead Electronic Co., Ltd.                                  21,000   27,526             0.0%
    E-Life Mall Corp.                                            18,000   32,483             0.0%
#*  E-Ton Solar Tech Co., Ltd.                                  148,022   54,812             0.0%
    E.Sun Financial Holding Co., Ltd.                         1,231,932  740,428             0.1%
*   Eastern Media International Corp.                           136,330   31,532             0.0%
    Eclat Textile Co., Ltd.                                      34,640  509,489             0.1%
    Edimax Technology Co., Ltd.                                  52,313   17,768             0.0%
    Edison Opto Corp.                                            40,000   23,724             0.0%
    Edom Technology Co., Ltd.                                    49,239   32,215             0.0%
    eGalax_eMPIA Technology, Inc.                                22,062   37,799             0.0%
#   Elan Microelectronics Corp.                                 118,000  130,262             0.0%
    Elite Advanced Laser Corp.                                   34,800  146,765             0.0%
    Elite Material Co., Ltd.                                     84,162  171,958             0.0%
#   Elite Semiconductor Memory Technology, Inc.                 114,000  102,088             0.0%
    Elitegroup Computer Systems Co., Ltd.                       127,087   88,090             0.0%
#   eMemory Technology, Inc.                                     13,000  133,567             0.0%
    ENG Electric Co., Ltd.                                       53,000   26,543             0.0%
    EnTie Commercial Bank Co., Ltd.                             112,000   52,372             0.0%
*   Entire Technology Co., Ltd.                                  28,000   15,997             0.0%
*   Episil Holdings, Inc.                                        65,500   18,803             0.0%
#   Epistar Corp.                                               337,743  304,184             0.0%
    Eson Precision Ind. Co., Ltd.                                15,000   14,089             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                               SHARES   VALUE++  OF NET ASSETS**
                                                              --------- -------- ---------------
TAIWAN -- (Continued)
    Eternal Materials Co., Ltd.                                 187,604 $177,619             0.0%
    Etron Technology, Inc.                                      155,000   63,676             0.0%
*   Eva Airways Corp.                                           438,699  257,476             0.0%
    Everest Textile Co., Ltd.                                    69,000   34,738             0.0%
    Evergreen International Storage & Transport Corp.           209,000   86,656             0.0%
    Evergreen Marine Corp. Taiwan, Ltd.                         445,812  198,447             0.0%
    Everlight Chemical Industrial Corp.                         109,672   70,350             0.0%
#   Everlight Electronics Co., Ltd.                             154,225  233,965             0.0%
    Excelsior Medical Co., Ltd.                                  44,172   66,636             0.0%
#   Far Eastern Department Stores, Ltd.                         325,249  196,793             0.0%
#   Far Eastern International Bank                              721,784  224,242             0.0%
    Far Eastern New Century Corp.                               396,625  360,483             0.0%
    Far EasTone Telecommunications Co., Ltd.                    116,000  251,681             0.0%
    Faraday Technology Corp.                                     41,637   67,755             0.0%
    Farglory Land Development Co., Ltd.                         115,575  133,032             0.0%
    Federal Corp.                                               170,164   77,318             0.0%
    Feedback Technology Corp.                                     9,000   16,419             0.0%
    Feng Hsin Steel Co., Ltd.                                   122,000  140,725             0.0%
#   Feng TAY Enterprise Co., Ltd.                                40,137  229,996             0.0%
    First Copper Technology Co., Ltd.                            49,000   11,080             0.0%
    First Financial Holding Co., Ltd.                         1,086,040  525,972             0.1%
    First Hotel                                                  55,789   33,632             0.0%
    First Insurance Co, Ltd. (The)                               35,000   14,107             0.0%
    First Steamship Co., Ltd.                                   145,509   52,079             0.0%
    FLEXium Interconnect, Inc.                                   59,095  164,846             0.0%
    Flytech Technology Co., Ltd.                                 18,312   58,369             0.0%
    FocalTech Systems Co., Ltd.                                 101,000   82,894             0.0%
    Formosa Advanced Technologies Co., Ltd.                      66,000   41,405             0.0%
    Formosa Chemicals & Fibre Corp.                             161,821  369,947             0.0%
    Formosa International Hotels Corp.                            5,246   36,201             0.0%
    Formosa Laboratories, Inc.                                   12,191   22,224             0.0%
    Formosa Optical Technology Co., Ltd.                          9,000   21,149             0.0%
    Formosa Petrochemical Corp.                                  27,000   65,621             0.0%
    Formosa Plastics Corp.                                      131,927  306,154             0.0%
    Formosan Rubber Group, Inc.                                 190,000  107,547             0.0%
    Formosan Union Chemical                                      67,167   31,806             0.0%
    Founding Construction & Development Co., Ltd.                43,056   22,594             0.0%
    Foxconn Technology Co., Ltd.                                176,373  461,972             0.1%
    Foxlink Image Technology Co., Ltd.                           30,000   16,431             0.0%
#   Fubon Financial Holding Co., Ltd.                           521,019  842,134             0.1%
    Fulgent Sun International Holding Co., Ltd.                  17,000   28,193             0.0%
    Fulltech Fiber Glass Corp.                                  120,965   38,662             0.0%
    Fwusow Industry Co., Ltd.                                    69,625   31,609             0.0%
*   G Tech Optoelectronics Corp.                                 67,000   30,937             0.0%
    Gallant Precision Machining Co., Ltd.                        44,000   17,655             0.0%
#   Gamania Digital Entertainment Co., Ltd.                      43,000   60,520             0.0%
    Gemtek Technology Corp.                                     139,348   71,420             0.0%
*   Genesis Photonics, Inc.                                      79,059   22,084             0.0%
#*  Genius Electronic Optical Co., Ltd.                          17,000   34,992             0.0%
    GeoVision, Inc.                                              16,324   40,445             0.0%
    Getac Technology Corp.                                      159,000  108,408             0.0%
    Giant Manufacturing Co., Ltd.                                18,760  141,350             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
TAIWAN -- (Continued)
    Giga Solution Tech Co., Ltd.                                 41,000 $   25,852             0.0%
    Gigabyte Technology Co., Ltd.                               217,000    226,526             0.0%
    Gigasolar Materials Corp.                                     3,600     69,594             0.0%
#*  Gigastorage Corp.                                           155,450    121,258             0.0%
    Ginko International Co., Ltd.                                 7,000     74,407             0.0%
*   Gintech Energy Corp.                                        140,472    103,199             0.0%
*   Global Brands Manufacture, Ltd.                             122,000     27,293             0.0%
    Global Lighting Technologies, Inc.                           29,000     58,352             0.0%
    Global Mixed Mode Technology, Inc.                           29,000     53,369             0.0%
    Global Unichip Corp.                                         19,000     38,360             0.0%
    Globe Union Industrial Corp.                                129,075     60,909             0.0%
    Gloria Material Technology Corp.                            187,150     99,238             0.0%
*   Gold Circuit Electronics, Ltd.                              171,000     59,494             0.0%
#   Goldsun Buillding Materials Co., Ltd.                       523,624    152,879             0.0%
    Gourmet Master Co., Ltd.                                     11,000     66,836             0.0%
#   Grand Pacific Petrochemical                                 366,000    179,224             0.0%
    Grape King Bio, Ltd.                                         14,000     76,960             0.0%
    Great China Metal Industry                                   26,000     23,075             0.0%
    Great Taipei Gas Co., Ltd.                                   41,000     27,902             0.0%
#   Great Wall Enterprise Co., Ltd.                             214,427    129,839             0.0%
    Greatek Electronics, Inc.                                   116,000    114,547             0.0%
#*  Green Energy Technology, Inc.                               111,581     56,068             0.0%
*   GTM Holdings Corp.                                           27,000     10,077             0.0%
    Hannstar Board Corp.                                        166,096     54,545             0.0%
#*  HannStar Display Corp.                                    1,058,135    138,498             0.0%
*   HannsTouch Solution, Inc.                                   181,465     28,171             0.0%
    Harvatek Corp.                                               58,239     23,420             0.0%
    Hey Song Corp.                                               83,500     81,975             0.0%
    Highwealth Construction Corp.                               146,478    215,817             0.0%
    Hiroca Holdings, Ltd.                                        12,795     50,106             0.0%
    Hitron Technology, Inc.                                      97,000     40,820             0.0%
#   Hiwin Technologies Corp.                                     20,350    113,198             0.0%
#*  Ho Tung Chemical Corp.                                      263,955     61,019             0.0%
    Hocheng Corp.                                                66,000     16,856             0.0%
    Holiday Entertainment Co., Ltd.                              12,000     20,186             0.0%
    Holtek Semiconductor, Inc.                                   45,000     67,489             0.0%
    Holy Stone Enterprise Co., Ltd.                              84,878     86,088             0.0%
    Hon Hai Precision Industry Co., Ltd.                      1,064,066  2,828,350             0.2%
    Hon Hai Precision Industry Co., Ltd. GDR                     44,536    254,444             0.0%
    Horizon Securities Co., Ltd.                                142,000     28,197             0.0%
    Hota Industrial Manufacturing Co., Ltd.                      21,665     71,824             0.0%
    Hotai Motor Co., Ltd.                                        28,000    326,666             0.0%
    Hsin Kuang Steel Co., Ltd.                                   73,000     31,079             0.0%
    Hsin Yung Chien Co., Ltd.                                     8,800     22,180             0.0%
#   HTC Corp.                                                   140,522    338,426             0.0%
#   Hu Lane Associate, Inc.                                      27,431    126,604             0.0%
*   HUA ENG Wire & Cable                                         39,000      8,600             0.0%
    Hua Nan Financial Holdings Co., Ltd.                        848,825    407,913             0.1%
    Huaku Development Co., Ltd.                                 118,540    224,396             0.0%
    Huang Hsiang Construction Corp.                              49,000     39,994             0.0%
    Hung Poo Real Estate Development Corp.                      116,695     77,998             0.0%
    Hung Sheng Construction, Ltd.                               165,500     79,924             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                               SHARES   VALUE++  OF NET ASSETS**
                                                              --------- -------- ---------------
TAIWAN -- (Continued)
    Hwa Fong Rubber Co., Ltd.                                    95,397 $ 38,451             0.0%
    I-Chiun Precision Industry Co., Ltd.                         61,000   21,152             0.0%
    I-Sheng Electric Wire & Cable Co., Ltd.                      25,000   24,312             0.0%
#   Ibase Technology, Inc.                                       31,993   48,580             0.0%
#   Ichia Technologies, Inc.                                    139,000   79,663             0.0%
    Ideal Bike Corp.                                             53,000   28,992             0.0%
    IEI Integration Corp.                                        13,000   16,361             0.0%
    ILI Technology Corp.                                         20,000   30,299             0.0%
    Infortrend Technology, Inc.                                  60,320   25,914             0.0%
    Innolux Corp.                                             1,969,685  660,783             0.1%
#*  Inotera Memories, Inc.                                      623,634  478,629             0.1%
#   Inpaq Technology Co., Ltd.                                   27,000   21,347             0.0%
    Inventec Corp.                                              645,945  370,212             0.0%
    ITE Technology, Inc.                                         53,193   45,365             0.0%
    ITEQ Corp.                                                   79,835   55,013             0.0%
*   J Touch Corp.                                                19,000    4,886             0.0%
    Jentech Precision Industrial Co., Ltd.                       23,000   32,201             0.0%
    Jess-Link Products Co., Ltd.                                 56,000   59,073             0.0%
    Jih Sun Financial Holdings Co., Ltd.                        568,855  128,471             0.0%
    Johnson Health Tech Co., Ltd.                                17,959   32,931             0.0%
*   K Laser Technology, Inc.                                     36,000   16,055             0.0%
*   Kao Hsing Chang Iron & Steel                                 44,850   11,262             0.0%
    Kaori Heat Treatment Co., Ltd.                               15,147   20,611             0.0%
    Kaulin Manufacturing Co., Ltd.                               16,000    8,646             0.0%
    KD Holding Corp.                                              7,000   34,997             0.0%
    KEE TAI Properties Co., Ltd.                                186,790   98,254             0.0%
    Kenda Rubber Industrial Co., Ltd.                           159,632  257,470             0.0%
    Kenmec Mechanical Engineering Co., Ltd.                      68,000   26,337             0.0%
    Kerry TJ Logistics Co., Ltd.                                 38,000   45,417             0.0%
#   Kindom Construction Corp.                                   122,000   68,581             0.0%
    King Slide Works Co., Ltd.                                    9,000  118,011             0.0%
    King Yuan Electronics Co., Ltd.                             479,545  306,038             0.0%
#   King's Town Bank Co., Ltd.                                  280,000  222,815             0.0%
    Kinik Co.                                                    26,000   45,650             0.0%
*   Kinko Optical Co., Ltd.                                      62,000   32,775             0.0%
#*  Kinpo Electronics                                           512,000  166,222             0.0%
#   Kinsus Interconnect Technology Corp.                         82,000  168,064             0.0%
    KMC Kuei Meng International, Inc.                             4,316   17,712             0.0%
    KS Terminals, Inc.                                           15,162   18,429             0.0%
    Kung Long Batteries Industrial Co., Ltd.                     26,000   96,116             0.0%
*   Kung Sing Engineering Corp.                                  91,000   32,119             0.0%
#   Kuo Toong International Co., Ltd.                            44,813   50,359             0.0%
    Kuoyang Construction Co., Ltd.                              147,387   51,156             0.0%
    Kwong Fong Industries Corp.                                 105,200   56,710             0.0%
*   KYE Systems Corp.                                            69,993   21,827             0.0%
    LAN FA Textile                                              140,922   53,634             0.0%
    Lanner Electronics, Inc.                                      6,294    8,163             0.0%
    Largan Precision Co., Ltd.                                    5,000  388,543             0.0%
#*  LCY Chemical Corp.                                          212,286  188,406             0.0%
#   Leader Electronics, Inc.                                     40,000   11,801             0.0%
    Lealea Enterprise Co., Ltd.                                 335,933   97,550             0.0%
    LEE CHI Enterprises Co., Ltd.                                96,000   36,577             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                               SHARES   VALUE++  OF NET ASSETS**
                                                              --------- -------- ---------------
TAIWAN -- (Continued)
    Lelon Electronics Corp.                                      29,750 $ 21,556             0.0%
    Leofoo Development Co., Ltd.                                 71,000   23,438             0.0%
    Lextar Electronics Corp.                                    137,500   77,027             0.0%
*   Li Peng Enterprise Co., Ltd.                                295,366   83,179             0.0%
    Lian HWA Food Corp.                                           8,467    7,201             0.0%
    Lien Hwa Industrial Corp.                                   225,975  138,982             0.0%
    Lingsen Precision Industries, Ltd.                          142,000   42,952             0.0%
    Lite-On Semiconductor Corp.                                 107,448   75,547             0.0%
    Lite-On Technology Corp.                                    510,234  528,915             0.1%
    Long Bon International Co., Ltd.                            155,000   98,467             0.0%
    Long Chen Paper Co., Ltd.                                   201,314   73,035             0.0%
    Longwell Co.                                                 41,000   30,428             0.0%
    Lotes Co., Ltd.                                              15,000   49,358             0.0%
    Lumax International Corp., Ltd.                              26,705   38,232             0.0%
    Lung Yen Life Service Corp.                                  20,000   39,856             0.0%
    Macauto Industrial Co., Ltd.                                  6,000   33,005             0.0%
    Macroblock, Inc.                                              4,000    5,174             0.0%
#*  Macronix International                                    1,557,909  228,127             0.0%
*   MacroWell OMG Digital Entertainment Co., Ltd.                 6,000   13,730             0.0%
    Makalot Industrial Co., Ltd.                                 31,528  240,043             0.0%
    Marketech International Corp.                                45,000   31,251             0.0%
#   Masterlink Securities Corp.                                 332,471   95,492             0.0%
    Mayer Steel Pipe Corp.                                       29,700   12,340             0.0%
    Maywufa Co., Ltd.                                            49,000   20,929             0.0%
    MediaTek, Inc.                                               29,048  226,526             0.0%
    Mega Financial Holding Co., Ltd.                            672,748  490,200             0.1%
    Mercuries & Associates Holding, Ltd.                        149,322   97,933             0.0%
    Mercuries Life Insurance Co., Ltd.                          193,135  118,026             0.0%
    Merida Industry Co., Ltd.                                    20,790  121,510             0.0%
#   Merry Electronics Co., Ltd.                                  63,734  122,061             0.0%
    Micro-Star International Co., Ltd.                          263,394  267,410             0.0%
*   Microbio Co., Ltd.                                          141,881  116,637             0.0%
#*  Microelectronics Technology, Inc.                            87,213   24,367             0.0%
    Microlife Corp.                                               9,000   22,952             0.0%
#   MIN AIK Technology Co., Ltd.                                 28,000   54,289             0.0%
    Mirle Automation Corp.                                       48,830   43,016             0.0%
    Mitac Holdings Corp.                                        145,520  113,502             0.0%
#*  Motech Industries, Inc.                                     137,000  178,806             0.0%
#   MPI Corp.                                                    21,000   43,514             0.0%
    Nak Sealing Technologies Corp.                               10,000   22,450             0.0%
    Namchow Chemical Industrial Co., Ltd.                        36,000   78,040             0.0%
*   Nan Kang Rubber Tire Co., Ltd.                               91,183   80,422             0.0%
    Nan Liu Enterprise Co., Ltd.                                  7,000   39,203             0.0%
    Nan Ren Lake Leisure Amusement Co., Ltd.                     50,000   14,211             0.0%
    Nan Ya Plastics Corp.                                       199,187  395,254             0.0%
    Nan Ya Printed Circuit Board Corp.                           91,214   92,135             0.0%
    Nantex Industry Co., Ltd.                                    44,179   37,241             0.0%
#   Nanya Technology Corp.                                       39,000   47,834             0.0%
    National Petroleum Co., Ltd.                                 67,000   74,534             0.0%
#   Neo Solar Power Corp.                                       260,669  176,862             0.0%
    Netronix, Inc.                                               20,000   45,281             0.0%
    New Era Electronics Co., Ltd.                                16,000   10,922             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                               SHARES   VALUE++  OF NET ASSETS**
                                                              --------- -------- ---------------
TAIWAN -- (Continued)
*   Newmax Technology Co., Ltd.                                  12,523 $  6,815             0.0%
#   Nexcom International Co., Ltd.                               23,000   21,740             0.0%
    Nichidenbo Corp.                                             24,696   18,939             0.0%
    Nien Hsing Textile Co., Ltd.                                 96,271   62,387             0.0%
    Novatek Microelectronics Corp.                               74,000  251,880             0.0%
    Nuvoton Technology Corp.                                     19,000   16,376             0.0%
*   Ocean Plastics Co., Ltd.                                     29,000   25,596             0.0%
#   OptoTech Corp.                                              184,000   59,019             0.0%
#*  Orient Semiconductor Electronics, Ltd.                      103,000   37,282             0.0%
#   Oriental Union Chemical Corp.                               212,992  159,557             0.0%
    Pacific Hospital Supply Co., Ltd.                            24,000   49,959             0.0%
    Paiho Shih Holdings Corp.                                    33,000   35,800             0.0%
    Pan Jit International, Inc.                                 158,940   62,868             0.0%
    Pan-International Industrial Corp.                          192,000   79,164             0.0%
    Parade Technologies, Ltd.                                     6,000   46,165             0.0%
    Paragon Technologies Co., Ltd.                               20,423   22,783             0.0%
    PChome Online, Inc.                                          13,166  147,549             0.0%
    Pegatron Corp.                                              408,261  997,652             0.1%
    Phihong Technology Co., Ltd.                                136,000   40,017             0.0%
    Phison Electronics Corp.                                     39,000  281,422             0.0%
    Phoenix Tours International, Inc.                             7,350    9,042             0.0%
#*  Phytohealth Corp.                                            30,000   25,940             0.0%
    Pixart Imaging, Inc.                                         28,000   62,565             0.0%
    Polytronics Technology Corp.                                  8,000   15,495             0.0%
    Portwell, Inc.                                               35,000   44,970             0.0%
    Posiflex Technology, Inc.                                     8,321   43,873             0.0%
    Pou Chen Corp.                                              294,528  415,410             0.1%
    Power Quotient International Co., Ltd.                       50,000   20,462             0.0%
    Powertech Technology, Inc.                                  208,900  460,825             0.1%
    Poya International Co., Ltd.                                  9,251  105,086             0.0%
    President Chain Store Corp.                                  25,768  171,065             0.0%
    President Securities Corp.                                  293,422  130,651             0.0%
*   Prime Electronics Satellitics, Inc.                          29,400    7,499             0.0%
    Prince Housing & Development Corp.                          469,000  145,511             0.0%
    Promate Electronic Co., Ltd.                                 59,000   51,147             0.0%
    Promise Technology, Inc.                                     34,874   19,436             0.0%
#   Qisda Corp.                                                 715,875  242,463             0.0%
    Qualipoly Chemical Corp.                                     39,000   40,147             0.0%
#   Quanta Computer, Inc.                                        97,007  165,197             0.0%
*   Quintain Steel Co., Ltd.                                     73,000   12,717             0.0%
#   Radiant Opto-Electronics Corp.                               81,782  253,088             0.0%
    Radium Life Tech Co., Ltd.                                  285,030  109,838             0.0%
    Ralec Electronic Corp.                                        8,000   12,367             0.0%
#   Realtek Semiconductor Corp.                                  77,098  161,007             0.0%
    Rechi Precision Co., Ltd.                                    75,185   53,264             0.0%
    Rich Development Co., Ltd.                                  222,814   71,598             0.0%
    Richtek Technology Corp.                                     14,486   84,392             0.0%
#*  Ritek Corp.                                               1,144,759  103,717             0.0%
    Rotam Global Agrosciences, Ltd.                              21,319   21,426             0.0%
    Ruentex Development Co., Ltd.                               135,585  164,688             0.0%
    Ruentex Engineering & Construction Co.                       13,000   15,494             0.0%
    Ruentex Industries, Ltd.                                    101,501  187,026             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                               SHARES   VALUE++  OF NET ASSETS**
                                                              --------- -------- ---------------
TAIWAN -- (Continued)
#   Run Long Construction Co., Ltd.                              19,204 $ 16,559             0.0%
    Sampo Corp.                                                 174,000   70,146             0.0%
    San Fang Chemical Industry Co., Ltd.                         58,882   73,154             0.0%
*   San Far Property, Ltd.                                       44,745   22,647             0.0%
    San Shing Fastech Corp.                                      26,565   54,283             0.0%
#*  Sanyang Motor Co., Ltd.                                     227,900  151,843             0.0%
    SCI Pharmtech, Inc.                                           9,450   23,146             0.0%
    Scientech Corp.                                               8,000   17,327             0.0%
    SDI Corp.                                                    35,000   29,368             0.0%
    Senao International Co., Ltd.                                13,000   17,886             0.0%
    Sercomm Corp.                                                61,000  141,572             0.0%
#   Sesoda Corp.                                                 42,831   44,787             0.0%
    ShenMao Technology, Inc.                                     14,922   10,937             0.0%
    Shih Her Technologies, Inc.                                  21,000   22,852             0.0%
    Shih Wei Navigation Co., Ltd.                                87,254   34,960             0.0%
    Shihlin Electric & Engineering Corp.                         31,000   38,079             0.0%
*   Shihlin Paper Corp.                                          16,000   15,025             0.0%
    Shin Kong Financial Holding Co., Ltd.                     1,963,176  469,760             0.1%
    Shin Zu Shing Co., Ltd.                                      53,549  172,783             0.0%
    Shinih Enterprise Co., Ltd.                                  24,000   23,103             0.0%
*   Shining Building Business Co., Ltd.                         120,062   43,046             0.0%
    Shinkong Insurance Co., Ltd.                                 75,000   51,794             0.0%
#   Shinkong Synthetic Fibers Corp.                             568,799  155,360             0.0%
    Shinkong Textile Co., Ltd.                                   59,000   68,891             0.0%
*   Shuttle, Inc.                                               166,000   38,272             0.0%
    Sigurd Microelectronics Corp.                               156,000  104,939             0.0%
    Siliconware Precision Industries Co., Ltd.                   98,033  129,525             0.0%
    Silitech Technology Corp.                                    23,001   13,345             0.0%
    Simplo Technology Co., Ltd.                                  44,000  155,850             0.0%
    Sinbon Electronics Co., Ltd.                                 73,415  130,117             0.0%
    Sincere Navigation Corp.                                    129,125   71,728             0.0%
    Sinmag Equipment Corp.                                        8,649   30,154             0.0%
#   Sino-American Silicon Products, Inc.                        224,000  278,102             0.0%
    Sinon Corp.                                                 145,000   62,913             0.0%
    SinoPac Financial Holdings Co., Ltd.                      1,246,112  411,258             0.1%
#   Sinphar Pharmaceutical Co., Ltd.                             50,632   45,847             0.0%
    Sinyi Realty, Inc.                                           34,262   29,933             0.0%
    Sirtec International Co., Ltd.                               57,000   70,303             0.0%
    Sitronix Technology Corp.                                    21,000   58,809             0.0%
    Siward Crystal Technology Co., Ltd.                          48,000   28,907             0.0%
    Soft-World International Corp.                               24,000   47,485             0.0%
    Solar Applied Materials Technology Co.                      103,000   65,886             0.0%
    Solartech Energy Corp.                                      120,296   67,114             0.0%
    Sonix Technology Co., Ltd.                                   63,000   71,851             0.0%
    Southeast Cement Co., Ltd.                                   33,000   15,330             0.0%
    Sporton International, Inc.                                  15,699   95,029             0.0%
    St Shine Optical Co., Ltd.                                    9,000  135,814             0.0%
    Standard Chemical & Pharmaceutical Co., Ltd.                 20,330   21,843             0.0%
    Standard Foods Corp.                                         40,718   98,209             0.0%
    Stark Technology, Inc.                                       41,000   32,272             0.0%
    Sunonwealth Electric Machine Industry Co., Ltd.              39,000   20,812             0.0%
    Sunrex Technology Corp.                                      80,000   35,885             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
TAIWAN -- (Continued)
    Sunspring Metal Corp.                                        22,000 $   31,554             0.0%
#   Supreme Electronics Co., Ltd.                               154,632     65,967             0.0%
    Swancor Ind Co., Ltd.                                         8,000     55,200             0.0%
    Sweeten Construction Co., Ltd.                               27,052     13,082             0.0%
    Syncmold Enterprise Corp.                                    43,000     67,347             0.0%
    Synnex Technology International Corp.                       190,248    200,501             0.0%
    Sysage Technology Co., Ltd.                                  13,200     11,625             0.0%
    T-Mac Techvest PCB Co., Ltd.                                 42,000     16,009             0.0%
#   TA Chen Stainless Pipe                                      199,688     96,706             0.0%
*   Ta Chong Bank, Ltd.                                         648,392    274,902             0.0%
    Ta Chong Securities Co., Ltd.                               108,000     32,772             0.0%
    TA-I Technology Co., Ltd.                                    37,000     16,711             0.0%
    Tah Hsin Industrial Corp.                                     9,900      7,198             0.0%
#   Tai Tung Communication Co., Ltd.                             38,000     26,452             0.0%
#   Taichung Commercial Bank Co., Ltd.                          827,292    252,131             0.0%
    TaiDoc Technology Corp.                                      10,000     29,615             0.0%
    Taiflex Scientific Co., Ltd.                                 82,000     99,418             0.0%
    Taimide Tech, Inc.                                           21,000     18,798             0.0%
#   Tainan Enterprises Co., Ltd.                                 48,000     38,756             0.0%
    Tainan Spinning Co., Ltd.                                   459,171    217,972             0.0%
    Tainergy Tech Co., Ltd.                                      38,000     21,124             0.0%
    Taishin Financial Holding Co., Ltd.                       1,154,225    452,011             0.1%
*   Taisun Enterprise Co., Ltd.                                  47,741     15,193             0.0%
*   Taita Chemical Co., Ltd.                                    116,424     32,594             0.0%
    Taiwan Acceptance Corp.                                      38,000     89,065             0.0%
*   Taiwan Business Bank                                        882,787    226,678             0.0%
    Taiwan Cement Corp.                                         508,137    565,101             0.1%
    Taiwan Chinsan Electronic Industrial Co., Ltd.               31,000     35,976             0.0%
    Taiwan Cogeneration Corp.                                   107,993     75,916             0.0%
    Taiwan Cooperative Financial Holding Co., Ltd.              879,774    393,586             0.0%
    Taiwan FamilyMart Co., Ltd.                                   2,000     13,032             0.0%
#   Taiwan Fertilizer Co., Ltd.                                 163,000    207,936             0.0%
    Taiwan Fire & Marine Insurance Co., Ltd.                     50,040     34,031             0.0%
    Taiwan FU Hsing Industrial Co., Ltd.                         32,000     53,095             0.0%
#*  Taiwan Glass Industry Corp.                                 258,142    102,072             0.0%
    Taiwan Hon Chuan Enterprise Co., Ltd.                       104,421    165,572             0.0%
    Taiwan Hopax Chemicals Manufacturing Co., Ltd.               85,000     51,046             0.0%
    Taiwan Land Development Corp.                               258,130     85,223             0.0%
    Taiwan Line Tek Electronic                                   10,498      5,150             0.0%
    Taiwan Mobile Co., Ltd.                                      19,800     62,332             0.0%
    Taiwan Navigation Co., Ltd.                                  34,000     14,220             0.0%
    Taiwan Paiho, Ltd.                                           80,892    193,333             0.0%
    Taiwan PCB Techvest Co., Ltd.                                87,800     97,513             0.0%
#*  Taiwan Prosperity Chemical Corp.                             40,000     20,149             0.0%
*   Taiwan Pulp & Paper Corp.                                    93,280     30,846             0.0%
    Taiwan Sakura Corp.                                          58,140     32,192             0.0%
    Taiwan Sanyo Electric Co., Ltd.                              12,750     10,482             0.0%
    Taiwan Secom Co., Ltd.                                       22,330     67,081             0.0%
    Taiwan Semiconductor Co., Ltd.                              108,000     94,075             0.0%
#   Taiwan Semiconductor Manufacturing Co., Ltd.                454,465  1,914,964             0.1%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
      ADR                                                       116,749  2,563,808             0.2%
    Taiwan Sogo Shin Kong SEC                                    63,630     76,772             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                               SHARES   VALUE++  OF NET ASSETS**
                                                              --------- -------- ---------------
TAIWAN -- (Continued)
#*  Taiwan Styrene Monomer                                      203,833 $ 88,643             0.0%
    Taiwan Surface Mounting Technology Corp.                    100,867   93,954             0.0%
#   Taiwan TEA Corp.                                            287,704  126,051             0.0%
    Taiwan Union Technology Corp.                                86,000   73,354             0.0%
    Taiyen Biotech Co., Ltd.                                     48,000   35,855             0.0%
*   Tatung Co., Ltd.                                            843,452  153,652             0.0%
    Te Chang Construction Co., Ltd.                              31,500   23,848             0.0%
    Teco Electric and Machinery Co., Ltd.                       422,000  367,803             0.0%
    Test Research, Inc.                                          47,532   83,340             0.0%
    Test-Rite International Co., Ltd.                           119,389   74,766             0.0%
    Tex-Ray Industrial Co., Ltd.                                 59,000   23,893             0.0%
    Thinking Electronic Industrial Co., Ltd.                     15,000   20,428             0.0%
    Thye Ming Industrial Co., Ltd.                               45,850   42,610             0.0%
#   Ton Yi Industrial Corp.                                     291,200  142,109             0.0%
#   Tong Hsing Electronic Industries, Ltd.                       38,000   96,092             0.0%
    Tong Yang Industry Co., Ltd.                                171,041  186,949             0.0%
    Tong-Tai Machine & Tool Co., Ltd.                            76,160   56,470             0.0%
    Topco Scientific Co., Ltd.                                   44,589   70,732             0.0%
    Topoint Technology Co., Ltd.                                 47,494   38,619             0.0%
    Toung Loong Textile Manufacturing                            14,000   42,326             0.0%
#   TPK Holding Co., Ltd.                                        59,000  146,334             0.0%
    Transasia Airways Corp.                                      40,399    9,567             0.0%
    Transcend Information, Inc.                                  45,483  126,655             0.0%
    Tripod Technology Corp.                                     193,970  298,556             0.0%
    TrueLight Corp.                                               5,000   16,370             0.0%
    Tsann Kuen Enterprise Co., Ltd.                              12,913    8,693             0.0%
    TSC Auto ID Technology Co., Ltd.                              3,300   25,620             0.0%
    TSRC Corp.                                                  112,717   77,162             0.0%
    Ttet Union Corp.                                             10,000   22,958             0.0%
    TTY Biopharm Co., Ltd.                                       16,267   46,085             0.0%
#   Tung Ho Steel Enterprise Corp.                              279,254  151,607             0.0%
    Tung Thih Electronic Co., Ltd.                               20,492  168,418             0.0%
    TURVO International Co., Ltd.                                 5,776   11,933             0.0%
    TXC Corp.                                                   118,411  138,001             0.0%
    TYC Brother Industrial Co., Ltd.                             67,000   48,520             0.0%
*   Tycoons Group Enterprise                                    127,354   15,968             0.0%
    Tyntek Corp.                                                103,167   48,747             0.0%
    U-Ming Marine Transport Corp.                               151,000  178,741             0.0%
    Ubright Optronics Corp.                                      16,000   12,399             0.0%
    Uni-President Enterprises Corp.                             366,948  620,420             0.1%
#   Unimicron Technology Corp.                                  530,356  232,176             0.0%
    Union Bank Of Taiwan                                        306,103   90,456             0.0%
    Union Insurance Co., Ltd.                                     5,324    2,951             0.0%
    Unitech Printed Circuit Board Corp.                         219,629   78,163             0.0%
    United Integrated Services Co., Ltd.                         69,000   81,070             0.0%
#   United Microelectronics Corp.                             2,294,453  836,824             0.1%
    Unity Opto Technology Co., Ltd.                              91,929   64,615             0.0%
    Universal Cement Corp.                                      159,147  112,301             0.0%
#   Unizyx Holding Corp.                                        190,000   73,168             0.0%
#   UPC Technology Corp.                                        272,472   83,136             0.0%
#   USI Corp.                                                   239,518   99,722             0.0%
    Usun Technology Co., Ltd.                                     9,000   19,968             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
TAIWAN -- (Continued)
#   Vanguard International Semiconductor Corp.                  129,000 $   165,787             0.0%
    Viking Tech Corp.                                            36,000      25,884             0.0%
    Visual Photonics Epitaxy Co., Ltd.                           49,300      58,124             0.0%
    Vivotek, Inc.                                                11,964      29,744             0.0%
#*  Wafer Works Corp.                                           174,998      59,578             0.0%
    Wah Hong Industrial Corp.                                     3,423       2,174             0.0%
    Wah Lee Industrial Corp.                                     62,000      86,732             0.0%
*   Walsin Lihwa Corp.                                        1,238,000     298,241             0.0%
    Walton Advanced Engineering, Inc.                            69,385      20,433             0.0%
    Wan Hai Lines, Ltd.                                         226,557     149,670             0.0%
#*  Wei Chuan Foods Corp.                                       156,000      93,021             0.0%
*   Wei Mon Industry Co., Ltd.                                   51,912       1,439             0.0%
    Weikeng Industrial Co., Ltd.                                 86,300      51,893             0.0%
    Well Shin Technology Co., Ltd.                               44,000      64,355             0.0%
    Win Semiconductors Corp.                                    148,036     200,859             0.0%
#*  Winbond Electronics Corp.                                 1,176,000     283,350             0.0%
    Wintek Corp.                                                312,087       3,298             0.0%
#   Wisdom Marine Lines Co., Ltd.                               109,146     123,720             0.0%
#   Wistron Corp.                                               684,600     344,360             0.0%
    Wistron NeWeb Corp.                                          73,355     192,994             0.0%
    WPG Holdings, Ltd.                                          258,301     269,530             0.0%
#   WT Microelectronics Co., Ltd.                               173,661     194,379             0.0%
#   WUS Printed Circuit Co., Ltd.                               121,000      98,448             0.0%
    X-Legend Entertainment Co., Ltd.                              3,126       8,065             0.0%
    XAC Automation Corp.                                         21,000      52,623             0.0%
    Xxentria Technology Materials Corp.                          15,306      44,685             0.0%
#   Yageo Corp.                                                 192,885     303,805             0.0%
*   Yang Ming Marine Transport Corp.                            446,558     135,431             0.0%
#   YC Co., Ltd.                                                129,266      47,693             0.0%
    YC INOX Co., Ltd.                                           125,000      75,380             0.0%
    Yeong Guan Energy Technology Group Co., Ltd.                  8,432      53,955             0.0%
    YFY, Inc.                                                   469,000     161,445             0.0%
    Yi Jinn Industrial Co., Ltd.                                 73,000      30,716             0.0%
    Yieh Phui Enterprise Co., Ltd.                              347,110      82,672             0.0%
    Yonyu Plastics Co., Ltd                                       8,400       6,895             0.0%
    Young Optics, Inc.                                            9,000      11,180             0.0%
    Youngtek Electronics Corp.                                   51,120      74,737             0.0%
    Yuanta Financial Holding Co., Ltd.                        1,112,100     436,965             0.1%
    Yulon Motor Co., Ltd.                                       207,223     219,356             0.0%
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.             16,000      32,854             0.0%
    Yungshin Construction & Development Co., Ltd.                24,000      22,025             0.0%
    YungShin Global Holding Corp.                                40,950      59,739             0.0%
#   Yungtay Engineering Co., Ltd.                               104,000     167,509             0.0%
    Zeng Hsing Industrial Co., Ltd.                              16,423      68,939             0.0%
    Zenitron Corp.                                               87,000      42,561             0.0%
    Zhen Ding Technology Holding, Ltd.                           35,650     101,320             0.0%
    Zig Sheng Industrial Co., Ltd.                              138,543      40,249             0.0%
    Zinwell Corp.                                               108,000     132,477             0.0%
    Zippy Technology Corp.                                       12,000      14,093             0.0%
    ZongTai Real Estate Development Co., Ltd.                    54,225      22,478             0.0%
                                                                        -----------             ---
TOTAL TAIWAN                                                             74,579,052             3.5%
                                                                        -----------             ---

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                               SHARES   VALUE++  OF NET ASSETS**
                                                              --------- -------- ---------------
THAILAND -- (0.6%)
    Advanced Info Service PCL                                    16,300 $106,780             0.0%
    Advanced Information Technology PCL                          27,600   19,982             0.0%
    Airports of Thailand PCL                                     21,100  176,785             0.0%
*   AJ Plast PCL                                                 42,900    8,081             0.0%
    Amata Corp. PCL                                             229,600   88,438             0.0%
    Ananda Development PCL                                      520,700   60,901             0.0%
    AP Thailand PCL                                             542,404   91,500             0.0%
    Asia Aviation PCL                                           627,800   81,547             0.0%
    Asia Plus Group Holdings PCL                                247,700   25,768             0.0%
    Asian Insulators PCL                                        416,640   13,354             0.0%
    Bangchak Petroleum PCL (The)                                173,300  175,407             0.0%
    Bangkok Aviation Fuel Services PCL                           44,250   32,969             0.0%
    Bangkok Bank PCL                                             30,600  144,106             0.0%
    Bangkok Chain Hospital PCL                                  245,675   45,933             0.0%
    Bangkok Dusit Medical Services PCL                          297,700  159,030             0.0%
    Bangkok Expressway PCL                                      112,000  113,362             0.0%
    Bangkok Land PCL                                          2,553,800  112,728             0.0%
    Bangkok Life Assurance PCL                                   78,400  113,519             0.0%
    Banpu PCL(6368348)                                          136,500   83,280             0.0%
    Banpu PCL(BJFHBT4)                                          126,000   76,874             0.0%
    BEC World PCL                                                66,900   59,249             0.0%
    Berli Jucker PCL                                             92,000   96,999             0.0%
    Big C Supercenter PCL                                        46,100  259,225             0.1%
    Bumrungrad Hospital PCL                                      20,000  121,459             0.0%
    Cal-Comp Electronics Thailand PCL                           604,518   54,048             0.0%
    Central Pattana PCL                                         136,400  176,408             0.0%
    Central Plaza Hotel PCL                                     177,700  189,853             0.0%
    CH Karnchang PCL                                             68,807   54,651             0.0%
    Charoen Pokphand Foods PCL                                  253,500  147,535             0.0%
*   Christiani & Nielsen Thai                                    85,000    9,129             0.0%
*   Country Group Development PCL                               645,200   22,494             0.0%
    CP ALL PCL                                                   78,500  110,354             0.0%
    Delta Electronics Thailand PCL                               46,600  110,711             0.0%
    Diamond Building Products PCL                                76,000    9,573             0.0%
    DSG International Thailand PCL                              117,660   15,879             0.0%
    Dynasty Ceramic PCL                                         508,800   58,079             0.0%
    Eastern Water Resources Development and Management PCL      230,000   73,072             0.0%
    Electricity Generating PCL                                   22,000   96,183             0.0%
    Energy Absolute PCL                                          45,100   29,418             0.0%
    Erawan Group PCL (The)                                      152,700   17,087             0.0%
*   Esso Thailand PCL                                           495,900   78,078             0.0%
    GFPT PCL                                                    173,500   51,220             0.0%
    Glow Energy PCL                                              46,000  110,902             0.0%
    Golden Land Property Development PCL                         70,800   13,934             0.0%
    Grand Canal Land PCL                                        102,200    8,678             0.0%
    Grande Asset Hotels & Property PCL                          128,100    3,602             0.0%
    Hana Microelectronics PCL                                    59,200   57,423             0.0%
    Home Product Center PCL                                     427,857   84,206             0.0%
    Indorama Ventures PCL                                       147,600   95,862             0.0%
    Intouch Holdings PCL                                         37,900   79,918             0.0%
    IRPC PCL                                                  2,076,100  238,153             0.0%
*   Italian-Thai Development PCL                                202,054   46,867             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                               SHARES   VALUE++  OF NET ASSETS**
                                                              --------- -------- ---------------
THAILAND -- (Continued)
    Jasmine International PCL                                   543,900 $100,928             0.0%
    Kang Yong Electric PCL                                        1,400   11,612             0.0%
    Kasikornbank PCL(6364766)                                    76,200  369,565             0.1%
    Kasikornbank PCL(6888794)                                    26,900  130,463             0.0%
    KCE Electronics PCL                                          68,400  118,752             0.0%
    KGI Securities Thailand PCL                                 355,800   33,812             0.0%
    Khon Kaen Sugar Industry PCL                                241,440   27,832             0.0%
    Kiatnakin Bank PCL                                          108,100  101,816             0.0%
    Krung Thai Bank PCL                                         601,375  289,127             0.1%
    Krungthai Card PCL                                           11,000   30,850             0.0%
    Land & Houses PCL(6581930)                                  212,200   51,010             0.0%
    Land & Houses PCL(6581941)                                  181,600   43,654             0.0%
    Lanna Resources PCL                                          48,450   14,848             0.0%
    LH Financial Group PCL                                    1,634,600   74,911             0.0%
    Loxley PCL                                                  278,775   21,162             0.0%
    LPN Development PCL                                         159,800   80,422             0.0%
    Major Cineplex Group PCL                                    122,200  106,507             0.0%
    MBK PCL                                                     183,000   72,032             0.0%
    MCOT PCL                                                     60,600   17,379             0.0%
    Minor International PCL                                     201,256  172,582             0.0%
    Polyplex Thailand PCL                                         4,000      967             0.0%
*   Precious Shipping PCL                                       247,500   47,319             0.0%
    Premier Marketing PCL                                        60,100   17,235             0.0%
    Property Perfect PCL                                        613,500   15,869             0.0%
    Pruksa Real Estate PCL                                      211,800  166,737             0.0%
    PTT Exploration & Production PCL                            123,285  253,035             0.1%
    PTT Global Chemical PCL                                     121,445  190,358             0.0%
    PTT PCL(6420390)                                            107,194  828,800             0.1%
    PTT PCL(6420408)                                             18,900  146,131             0.0%
    Quality Houses PCL                                          899,042   64,709             0.0%
*   Raimon Land PCL                                             477,500   15,573             0.0%
    Ratchaburi Electricity Generating Holding PCL(6294249)       49,600   73,910             0.0%
    Ratchaburi Electricity Generating Holding PCL(6362771)       12,000   17,882             0.0%
    Ratchthani Leasing PCL                                      440,400   34,918             0.0%
    Regional Container Lines PCL                                173,100   32,851             0.0%
    Robinson Department Store PCL                                53,100   58,971             0.0%
    Rojana Industrial Park PCL                                  239,990   43,184             0.0%
    RS PCL                                                      136,700   45,352             0.0%
    Samart Corp. PCL                                            159,200   91,310             0.0%
    Samart I-Mobile PCL                                         467,600   19,983             0.0%
    Samart Telcoms PCL                                           79,600   39,613             0.0%
    Sansiri PCL                                               1,529,733   73,546             0.0%
    SC Asset Corp PCL                                           434,362   35,172             0.0%
    Siam Cement PCL (The)                                        11,400  145,515             0.0%
    Siam City Cement PCL                                         13,200  125,440             0.0%
    Siam Commercial Bank PCL (The)(6363172)                      30,100  112,978             0.0%
    Siam Commercial Bank PCL (The)(6889935)                      29,000  108,849             0.0%
    Siam Future Development PCL                                 177,360   29,421             0.0%
    Siam Global House PCL                                       171,066   50,020             0.0%
    Siamgas & Petrochemicals PCL                                130,200   41,365             0.0%
    Singha Estate PCL                                           211,700   43,152             0.0%
    Sino-Thai Engineering & Construction PCL(6541473)            67,200   47,707             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
THAILAND -- (Continued)
    Sino-Thai Engineering & Construction PCL(6541484)            83,571 $    59,329             0.0%
    SNC Former PCL                                                8,800       3,489             0.0%
    Somboon Advance Technology PCL                               37,250      18,118             0.0%
    SPCG PCL                                                    115,600      78,004             0.0%
    Sri Ayudhya Capital PCL                                       6,800       6,931             0.0%
    Sri Trang Agro-Industry PCL(B05BPF7)                        100,300      31,866             0.0%
    Sri Trang Agro-Industry PCL(B05BPH9)                        105,300      33,454             0.0%
    Sriracha Construction PCL                                    44,200      27,712             0.0%
    Srisawad Power 1979 PCL                                      35,200      43,298             0.0%
    Srithai Superware PCL                                       372,000      24,474             0.0%
    STP & I PCL                                                 269,720     101,617             0.0%
    Supalai PCL                                                 263,100     139,807             0.0%
*   Superblock PCL                                              864,700      36,224             0.0%
*   SVI PCL                                                     167,500      23,782             0.0%
*   Tata Steel Thailand PCL                                   1,030,600      17,096             0.0%
    Thai Agro Energy PCL                                          9,690         872             0.0%
*   Thai Airways International PCL(6364971)                      60,600      17,208             0.0%
*   Thai Airways International PCL(6888868)                     139,800      39,699             0.0%
    Thai Oil PCL                                                179,000     273,023             0.1%
    Thai Stanley Electric PCL                                     9,600      47,774             0.0%
    Thai Union Group PCL                                        383,040     190,618             0.0%
    Thai Vegetable Oil PCL                                       59,100      44,033             0.0%
    Thaicom PCL                                                 109,200      95,944             0.0%
    Thanachart Capital PCL                                      148,200     139,585             0.0%
    Thoresen Thai Agencies PCL                                  232,351      67,287             0.0%
    Ticon Industrial Connection PCL                             103,950      35,071             0.0%
    Tisco Financial Group PCL                                   111,900     118,766             0.0%
    TMB Bank PCL                                              1,311,300      98,069             0.0%
    Total Access Communication PCL                              114,100     218,143             0.0%
    TPI Polene PCL                                            2,421,000     171,531             0.0%
*   True Corp. PCL(BYM8V06)                                          --          --             0.0%
*   True Corp. PCL(6363923)                                     737,136     209,322             0.0%
    TTCL PCL                                                     19,363      12,249             0.0%
    TTW PCL                                                     294,200      89,333             0.0%
    Union Mosaic Industry PCL (The)                              76,125      11,344             0.0%
    Unique Engineering & Construction PCL                       167,945     101,520             0.0%
    Univentures PCL                                              39,200       7,825             0.0%
    Vanachai Group PCL                                          105,000      47,825             0.0%
    VGI Global Media PCL                                        219,900      22,876             0.0%
    Vibhavadi Medical Center PCL                              1,436,000      61,368             0.0%
    Vinythai PCL                                                124,200      32,824             0.0%
                                                                        -----------             ---
TOTAL THAILAND                                                           11,997,039             0.6%
                                                                        -----------             ---
TURKEY -- (0.4%)
    Adana Cimento Sanayii TAS Class A                            20,624      46,477             0.0%
    Adel Kalemcilik Ticaret ve Sanayi A.S.                          485      10,779             0.0%
    Akbank TAS                                                  161,090     412,832             0.1%
    Akcansa Cimento A.S.                                         12,544      58,765             0.0%
*   Akenerji Elektrik Uretim A.S.                                69,462      22,131             0.0%
    Akfen Holding A.S.                                           24,783      69,607             0.0%
    Aksa Akrilik Kimya Sanayii AS                                33,706     123,627             0.0%
    Aksigorta A.S.                                               34,947      22,256             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
TURKEY -- (Continued)
    Alarko Holding A.S.                                        40,910 $ 45,791             0.0%
    Albaraka Turk Katilim Bankasi A.S.                        107,822   51,370             0.0%
    Anadolu Anonim Tuerk Sigorta Sirketi                       54,184   28,621             0.0%
*   Anadolu Cam Sanayii A.S.                                   77,814   57,859             0.0%
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.                 7,085   55,845             0.0%
    Arcelik A.S.                                               51,966  283,193             0.0%
    Aselsan Elektronik Sanayi Ve Ticaret A.S.                  28,662  137,021             0.0%
*   Asya Katilim Bankasi A.S.                                 117,229   32,081             0.0%
    Bagfas Bandirma Gubre Fabrik A.S.                           4,200   19,071             0.0%
*   Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.         29,034   21,471             0.0%
    BIM Birlesik Magazalar A.S.                                12,320  250,174             0.0%
    Bizim Toptan Satis Magazalari A.S.                          2,396   10,672             0.0%
*   Bolu Cimento Sanayii A.S.                                  10,352   19,604             0.0%
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.             25,650   55,037             0.0%
*   Boyner Perakende Ve Tekstil Yatirimlari AS                  1,996   41,118             0.0%
    Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.            3,057    8,766             0.0%
    Bursa Cimento Fabrikasi A.S.                                6,211    8,936             0.0%
    Cimsa Cimento Sanayi VE Ticaret A.S.                       15,721   85,621             0.0%
    Coca-Cola Icecek A.S.                                       6,843   86,629             0.0%
*   Deva Holding A.S.                                          41,856   53,594             0.0%
#*  Dogan Sirketler Grubu Holding A.S.                        384,691   81,685             0.0%
    Dogus Otomotiv Servis ve Ticaret A.S.                      31,661  114,733             0.0%
    EGE Seramik Sanayi ve Ticaret A.S.                         19,423   26,120             0.0%
    Enka Insaat ve Sanayi A.S.                                 18,863   33,391             0.0%
    Eregli Demir ve Celik Fabrikalari TAS                     368,970  522,913             0.1%
*   Fenerbahce Futbol A.S.                                      1,276   16,563             0.0%
    Ford Otomotiv Sanayi A.S.                                   9,472  111,276             0.0%
*   Global Yatirim Holding A.S.                                67,511   41,109             0.0%
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.        2,317   50,194             0.0%
    Goodyear Lastikleri TAS                                     1,597   37,272             0.0%
*   Gozde Girisim Sermayesi Yatirim Ortakligi A.S.             36,090   29,675             0.0%
    GSD Holding AS                                             50,000   20,544             0.0%
    Gubre Fabrikalari TAS                                      42,998   97,065             0.0%
*   Hurriyet Gazetecilik ve Matbaacilik AS                     31,589    6,924             0.0%
*   Ihlas Holding A.S.                                        197,201   16,935             0.0%
    Is Finansal Kiralama A.S.                                  34,151    8,893             0.0%
*   Izmir Demir Celik Sanayi A.S.                              29,613   18,657             0.0%
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class A                                                  70,697   39,221             0.0%
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class B                                                  53,420   33,298             0.0%
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class D                                                 301,511  135,257             0.0%
    KOC Holding A.S.                                           30,605  138,222             0.0%
    Konya Cimento Sanayii A.S.                                    356   36,542             0.0%
    Koza Altin Isletmeleri A.S.                                 8,332   46,772             0.0%
    Mardin Cimento Sanayii ve Ticaret A.S.                     20,420   31,475             0.0%
*   Migros Ticaret A.S.                                         6,594   38,842             0.0%
*   NET Holding A.S.                                           27,936   31,631             0.0%
*   Netas Telekomunikasyon A.S.                                11,580   41,477             0.0%
    Nuh Cimento Sanayi A.S.                                    11,765   39,995             0.0%
    Otokar Otomotiv Ve Savunma Sanayi A.S.                      1,350   36,117             0.0%
*   Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.      8,727   10,491             0.0%
*   Petkim Petrokimya Holding A.S.                             48,842   71,968             0.0%
    Pinar Entegre Et ve Un Sanayi A.S.                            487    1,861             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
TURKEY -- (Continued)
    Pinar SUT Mamulleri Sanayii A.S.                            5,677 $   37,057             0.0%
*   Sekerbank TAS                                             183,545     97,381             0.0%
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                  40,239     33,219             0.0%
    Soda Sanayii A.S.                                          77,842    128,722             0.0%
*   Tat Gida Sanayi A.S.                                       14,877     28,553             0.0%
    TAV Havalimanlari Holding A.S.                             18,112    142,084             0.0%
    Tekfen Holding A.S.                                        58,117     82,985             0.0%
    Tofas Turk Otomobil Fabrikasi A.S.                         14,097     92,999             0.0%
    Trakya Cam Sanayi A.S.                                    133,180     87,923             0.0%
*   Tupras Turkiye Petrol Rafinerileri A.S.                     9,392    247,836             0.0%
    Turcas Petrol A.S.                                         17,539      9,673             0.0%
*   Turk Hava Yollari AO                                      226,248    667,105             0.1%
    Turk Telekomunikasyon A.S.                                  7,248     15,634             0.0%
    Turk Traktor ve Ziraat Makineleri A.S.                      1,005     23,897             0.0%
    Turkcell Iletisim Hizmetleri A.S.                          14,852     59,021             0.0%
    Turkcell Iletisim Hizmetleri A.S. ADR                       9,157     90,746             0.0%
    Turkiye Garanti Bankasi A.S.                              162,082    419,700             0.1%
    Turkiye Halk Bankasi A.S.                                  61,333    229,765             0.0%
    Turkiye Is Bankasi Class C                                174,798    297,916             0.0%
    Turkiye Sinai Kalkinma Bankasi A.S.                       259,766    137,026             0.0%
    Turkiye Sise ve Cam Fabrikalari A.S.                      249,243    285,254             0.0%
    Turkiye Vakiflar Bankasi Tao Class D                      122,919    174,972             0.0%
    Ulker Biskuvi Sanayi A.S.                                  18,064    121,861             0.0%
*   Vestel Elektronik Sanayi ve Ticaret A.S.                   29,976     50,696             0.0%
    Yapi ve Kredi Bankasi A.S.                                 76,984     93,514             0.0%
*   Zorlu Enerji Elektrik Uretim A.S.                          29,476     15,433             0.0%
                                                                      ----------             ---
TOTAL TURKEY                                                           7,757,038             0.4%
                                                                      ----------             ---
UNITED KINGDOM -- (13.7%)
    4imprint Group P.L.C.                                         532     10,600             0.0%
    888 Holdings P.L.C.                                        92,692    230,470             0.0%
    A.G.BARR P.L.C.                                            13,693    111,554             0.0%
    Aberdeen Asset Management P.L.C.                          211,758  1,129,093             0.1%
    Acacia Mining P.L.C.                                       61,563    182,600             0.0%
    Acal P.L.C.                                                 6,517     25,221             0.0%
    Admiral Group P.L.C.                                       27,690    687,160             0.0%
    Afren P.L.C.                                              357,576      9,840             0.0%
    Aggreko P.L.C.                                             57,187    806,101             0.0%
    Alent P.L.C.                                               79,625    609,049             0.0%
    Amec Foster Wheeler P.L.C.                                 77,269    845,494             0.0%
    Amlin P.L.C.                                              127,594  1,294,697             0.1%
    Anglo American P.L.C.                                     139,396  1,169,492             0.1%
    Anglo Pacific Group P.L.C.                                 14,802     16,337             0.0%
    Anglo-Eastern Plantations P.L.C.                              542      4,978             0.0%
    Antofagasta P.L.C.                                         84,589    683,828             0.0%
    ARM Holdings P.L.C.                                        33,625    529,548             0.0%
    ARM Holdings P.L.C. Sponsored ADR                           7,813    370,571             0.0%
#   Ashmore Group P.L.C.                                      127,529    529,317             0.0%
    Ashtead Group P.L.C.                                      118,226  1,817,812             0.1%
    Associated British Foods P.L.C.                            21,288  1,131,156             0.1%
    AstraZeneca P.L.C.                                          1,641    104,585             0.0%
    AstraZeneca P.L.C. Sponsored ADR                          107,620  3,432,002             0.2%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
UNITED KINGDOM -- (Continued)
    Aveva Group P.L.C.                                            9,783 $   308,982             0.0%
    Aviva P.L.C.                                                268,464   2,006,383             0.1%
    Aviva P.L.C. Sponsored ADR                                    6,482      96,582             0.0%
    Babcock International Group P.L.C.                          108,792   1,612,740             0.1%
    BAE Systems P.L.C.                                          290,388   1,964,326             0.1%
*   Balfour Beatty P.L.C.                                       206,063     789,790             0.0%
    Bank of Georgia Holdings P.L.C.                               6,620     203,822             0.0%
    Barclays P.L.C.                                             458,755   1,634,443             0.1%
    Barclays P.L.C. Sponsored ADR                               116,220   1,653,811             0.1%
    Barratt Developments P.L.C.                                 276,246   2,602,366             0.1%
    BBA Aviation P.L.C.                                         277,237     814,444             0.0%
    Beazley P.L.C.                                              182,657   1,020,998             0.1%
    Bellway P.L.C.                                               35,613   1,422,483             0.1%
    Berendsen P.L.C.                                             73,289   1,155,509             0.1%
    Berkeley Group Holdings P.L.C.                               42,017   2,144,487             0.1%
    Betfair Group P.L.C.                                          4,999     248,338             0.0%
    BG Group P.L.C.                                             331,326   5,234,459             0.3%
    BHP Billiton P.L.C.                                          51,865     829,011             0.0%
    BHP Billiton P.L.C. ADR                                      75,383   2,431,102             0.1%
    Bloomsbury Publishing P.L.C.                                  5,758      14,777             0.0%
    Bodycote P.L.C.                                              75,289     594,774             0.0%
    Booker Group P.L.C.                                         313,919     899,110             0.1%
    Bovis Homes Group P.L.C.                                     37,163     586,189             0.0%
    BP P.L.C.                                                     1,306       7,762             0.0%
    BP P.L.C. Sponsored ADR                                     302,198  10,788,469             0.5%
    Braemar Shipping Services P.L.C.                                660       4,784             0.0%
    Brammer P.L.C.                                               11,343      40,206             0.0%
    Brewin Dolphin Holdings P.L.C.                               76,784     318,656             0.0%
    British American Tobacco P.L.C.                              12,488     741,906             0.0%
    British American Tobacco P.L.C. Sponsored ADR                16,764   1,979,828             0.1%
    British Polythene Industries P.L.C.                           3,700      42,776             0.0%
    Britvic P.L.C.                                               57,492     618,047             0.0%
    BT Group P.L.C.                                             112,078     800,406             0.0%
    BT Group P.L.C. Sponsored ADR                                17,500   1,254,225             0.1%
*   BTG P.L.C.                                                   50,010     424,623             0.0%
    Bunzl P.L.C.                                                 37,449   1,070,912             0.1%
    Burberry Group P.L.C.                                        48,041     981,291             0.1%
    Bwin Party Digital Entertainment P.L.C.                     195,059     336,125             0.0%
    Cable & Wireless Communications P.L.C.                    1,170,003   1,324,724             0.1%
    Cape P.L.C.                                                  44,319     156,999             0.0%
    Capita P.L.C.                                                39,768     780,084             0.0%
    Capital & Counties Properties P.L.C.                        110,562     756,651             0.0%
    Card Factory P.L.C.                                           2,262      12,586             0.0%
    Carillion P.L.C.                                            149,590     703,729             0.0%
    Carnival P.L.C.                                              12,479     694,527             0.0%
    Carnival P.L.C. ADR                                             547      30,495             0.0%
*   Carpetright P.L.C.                                            4,624      35,224             0.0%
    Carr's Group P.L.C.                                           9,590      22,478             0.0%
    Castings P.L.C.                                               1,976      13,540             0.0%
    Centamin P.L.C.                                             504,212     493,221             0.0%
    Centrica P.L.C.                                             530,239   1,845,006             0.1%
    Charles Stanley Group P.L.C.                                    382       2,150             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Chemring Group P.L.C.                                      65,790 $  174,441             0.0%
    Chesnara P.L.C.                                            25,292    127,172             0.0%
    Cineworld Group P.L.C.                                     50,935    432,737             0.0%
    Clarkson P.L.C.                                             1,327     49,527             0.0%
    Close Brothers Group P.L.C.                                51,405  1,158,274             0.1%
    Cobham P.L.C.                                             252,109  1,076,400             0.1%
    Coca-Cola HBC AG                                           42,486  1,012,282             0.1%
    Communisis P.L.C.                                          17,311     13,889             0.0%
    Compass Group P.L.C.                                       96,103  1,652,089             0.1%
    Computacenter P.L.C.                                       20,176    235,095             0.0%
    Connect Group P.L.C.                                       55,168    141,486             0.0%
    Consort Medical P.L.C.                                     10,213    153,534             0.0%
    Costain Group P.L.C.                                       12,970     75,285             0.0%
    Cranswick P.L.C.                                           13,730    363,445             0.0%
    Crest Nicholson Holdings P.L.C.                            23,844    199,444             0.0%
    Croda International P.L.C.                                 28,646  1,277,813             0.1%
    Daily Mail & General Trust P.L.C.                          61,849    712,547             0.0%
    Dairy Crest Group P.L.C.                                   64,944    643,496             0.0%
    Darty P.L.C.                                               87,142    132,074             0.0%
    DCC P.L.C.                                                 19,589  1,570,305             0.1%
    De La Rue P.L.C.                                           26,139    186,199             0.0%
    Debenhams P.L.C.                                          311,419    428,291             0.0%
    Dechra Pharmaceuticals P.L.C.                              29,248    436,288             0.0%
    Development Securities P.L.C.                              16,443     60,399             0.0%
    Devro P.L.C.                                               60,611    265,182             0.0%
    Diageo P.L.C.                                              19,831    571,726             0.0%
    Diageo P.L.C. Sponsored ADR                                 8,182    941,585             0.1%
    Dialight P.L.C.                                             7,092     60,161             0.0%
    Dignity P.L.C.                                             11,482    429,138             0.0%
    Diploma P.L.C.                                             34,472    339,181             0.0%
    Direct Line Insurance Group P.L.C.                         74,740    453,365             0.0%
    Dixons Carphone P.L.C.                                    211,750  1,503,229             0.1%
    Domino's Pizza Group P.L.C.                                25,073    421,368             0.0%
    Drax Group P.L.C.                                         101,341    406,363             0.0%
    DS Smith P.L.C.                                           327,829  1,953,307             0.1%
    Dunelm Group P.L.C.                                         5,566     81,240             0.0%
    E2V Technologies P.L.C.                                    21,031     75,722             0.0%
    easyJet P.L.C.                                             35,052    944,238             0.1%
    Electrocomponents P.L.C.                                  186,102    587,529             0.0%
    Elementis P.L.C.                                          170,846    615,960             0.0%
*   EnQuest P.L.C.                                            340,983    142,006             0.0%
*   Enterprise Inns P.L.C.                                    114,970    190,120             0.0%
    Essentra P.L.C.                                            83,889  1,086,798             0.1%
    Euromoney Institutional Investor P.L.C.                    11,864    173,290             0.0%
*   Evraz P.L.C.                                              107,225    139,647             0.0%
    Experian P.L.C.                                            61,660  1,050,690             0.1%
    Fenner P.L.C.                                              54,652    128,173             0.0%
    Ferrexpo P.L.C.                                            61,953     32,570             0.0%
    Fidessa Group P.L.C.                                        7,366    222,178             0.0%
*   Findel P.L.C.                                               9,252     35,716             0.0%
*   Firstgroup P.L.C.                                         426,415    634,672             0.0%
    Fortune Oil CVR                                           131,020        757             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Fresnillo P.L.C.                                           19,968 $  223,968             0.0%
    G4S P.L.C.                                                318,339  1,189,114             0.1%
    Galliford Try P.L.C.                                       19,649    452,622             0.0%
    Gem Diamonds, Ltd.                                         33,740     51,530             0.0%
    Genus P.L.C.                                               11,662    261,025             0.0%
    GKN P.L.C.                                                322,582  1,425,371             0.1%
    GlaxoSmithKline P.L.C.                                     15,015    323,809             0.0%
    GlaxoSmithKline P.L.C. Sponsored ADR                       56,544  2,434,785             0.1%
    Glencore P.L.C.                                           553,539    955,658             0.1%
    Go-Ahead Group P.L.C.                                       9,949    371,476             0.0%
    Grafton Group P.L.C.                                       54,607    567,449             0.0%
    Greencore Group P.L.C.                                    165,859    771,193             0.0%
    Greene King P.L.C.                                         92,883  1,149,053             0.1%
    Greggs P.L.C.                                              44,470    813,812             0.0%
    Halfords Group P.L.C.                                      85,570    572,755             0.0%
    Halma P.L.C.                                              139,141  1,635,546             0.1%
    Hargreaves Lansdown P.L.C.                                 29,987    666,425             0.0%
    Hays P.L.C.                                               336,497    729,018             0.0%
    Headlam Group P.L.C.                                       13,408    111,765             0.0%
    Helical Bar P.L.C.                                         30,920    210,430             0.0%
    Henderson Group P.L.C.                                    272,410  1,200,742             0.1%
    Hikma Pharmaceuticals P.L.C.                               37,256  1,241,450             0.1%
    Hill & Smith Holdings P.L.C.                               20,724    217,697             0.0%
    Hiscox, Ltd.                                               86,854  1,291,586             0.1%
*   Hochschild Mining P.L.C.                                   59,551     67,687             0.0%
    Hogg Robinson Group P.L.C.                                  5,845      5,570             0.0%
    Home Retail Group P.L.C.                                  236,553    408,866             0.0%
    HomeServe P.L.C.                                           85,740    535,147             0.0%
    Howden Joinery Group P.L.C.                               143,776  1,025,456             0.1%
    HSBC Holdings P.L.C.                                      282,520  2,207,319             0.1%
    HSBC Holdings P.L.C. Sponsored ADR                        156,520  6,115,236             0.3%
    Hunting P.L.C.                                             58,592    324,770             0.0%
    Huntsworth P.L.C.                                          53,480     31,230             0.0%
    ICAP P.L.C.                                               198,801  1,345,737             0.1%
    IG Group Holdings P.L.C.                                  132,026  1,534,606             0.1%
*   Imagination Technologies Group P.L.C.                      42,538    145,060             0.0%
    IMI P.L.C.                                                 44,294    649,529             0.0%
    Imperial Tobacco Group P.L.C.                              55,627  2,995,403             0.1%
    Inchcape P.L.C.                                           137,464  1,690,594             0.1%
    Indivior P.L.C.                                           111,924    353,627             0.0%
    Informa P.L.C.                                            226,184  1,978,059             0.1%
    Inmarsat P.L.C.                                           123,680  1,874,606             0.1%
    Innovation Group P.L.C.                                   161,760     98,987             0.0%
    InterContinental Hotels Group P.L.C.                       18,265    729,856             0.0%
    InterContinental Hotels Group P.L.C. ADR                   14,863    592,720             0.0%
*   International Consolidated Airlines Group SA(B5282K0)      10,448     93,416             0.0%
*   International Consolidated Airlines Group SA(B5M6XQ7)     197,808  1,772,821             0.1%
*   International Ferro Metals, Ltd.                           99,556      1,381             0.0%
    Interserve P.L.C.                                          42,965    367,131             0.0%
    Intertek Group P.L.C.                                      36,030  1,455,144             0.1%
    Investec P.L.C.                                           155,047  1,291,574             0.1%
*   IP Group P.L.C.                                            26,845     98,204             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    ITE Group P.L.C.                                             20,469 $   44,122             0.0%
    ITV P.L.C.                                                  517,943  2,010,804             0.1%
    J D Wetherspoon P.L.C.                                       34,753    414,492             0.0%
    J Sainsbury P.L.C.                                          374,461  1,534,330             0.1%
    James Fisher & Sons P.L.C.                                   15,526    228,996             0.0%
    Jardine Lloyd Thompson Group P.L.C.                          24,039    349,006             0.0%
    JD Sports Fashion P.L.C.                                     23,312    346,476             0.0%
    John Menzies P.L.C.                                          16,607    103,511             0.0%
    John Wood Group P.L.C.                                      106,028    973,377             0.1%
    Johnson Matthey P.L.C.                                       30,197  1,201,061             0.1%
*   Johnston Press P.L.C.                                           238        251             0.0%
    Jupiter Fund Management P.L.C.                              125,414    869,889             0.0%
    Just Retirement Group P.L.C.                                  6,328     16,155             0.0%
*   KAZ Minerals P.L.C.                                         112,829    201,785             0.0%
    KCM Group P.L.C.                                            128,696    172,068             0.0%
    Keller Group P.L.C.                                          24,830    311,175             0.0%
    Kier Group P.L.C.                                            27,136    574,775             0.0%
    Kingfisher P.L.C.                                           248,714  1,351,951             0.1%
    Ladbrokes P.L.C.                                            357,091    580,406             0.0%
    Laird P.L.C.                                                 85,445    445,155             0.0%
*   Lamprell P.L.C.                                              62,935    115,623             0.0%
    Lancashire Holdings, Ltd.                                    55,810    611,381             0.0%
    Laura Ashley Holdings P.L.C.                                 51,893     22,072             0.0%
    Lavendon Group P.L.C.                                        42,045     97,183             0.0%
    Legal & General Group P.L.C.                                544,931  2,194,437             0.1%
*   Liberty Global P.L.C. Class A                                 2,572    114,487             0.0%
*   Liberty Global P.L.C. Series C                                6,344    270,527             0.0%
*   Liberty Global P.L.C. LiLAC Class A                             129      4,966             0.0%
*   Liberty Global P.L.C. LiLAC Class C                             317     12,264             0.0%
    Lloyds Banking Group P.L.C.                               2,682,040  3,044,143             0.2%
#   Lloyds Banking Group P.L.C. ADR                             565,595  2,590,425             0.1%
    London Stock Exchange Group P.L.C.                           38,636  1,512,694             0.1%
*   Lonmin P.L.C.                                               119,337     46,835             0.0%
    Lookers P.L.C.                                               55,804    150,992             0.0%
    Low & Bonar P.L.C.                                           44,867     46,306             0.0%
    Man Group P.L.C.                                            461,210  1,183,774             0.1%
    Management Consulting Group P.L.C.                           25,041      5,679             0.0%
    Marks & Spencer Group P.L.C.                                181,594  1,433,914             0.1%
    Marshalls P.L.C.                                             34,860    185,667             0.0%
    Marston's P.L.C.                                            193,686    481,752             0.0%
    McBride P.L.C.                                               42,318    104,781             0.0%
    Mears Group P.L.C.                                           23,736    151,536             0.0%
    Meggitt P.L.C.                                              230,927  1,258,018             0.1%
    Melrose Industries P.L.C.                                   278,621  1,139,873             0.1%
    Merlin Entertainments P.L.C.                                  3,133     19,991             0.0%
    Michael Page International P.L.C.                            56,034    426,790             0.0%
    Micro Focus International P.L.C.                             36,142    698,597             0.0%
    Millennium & Copthorne Hotels P.L.C.                         55,636    412,370             0.0%
*   Mitchells & Butlers P.L.C.                                   69,621    379,539             0.0%
    Mitie Group P.L.C.                                          161,786    800,557             0.0%
    Mondi P.L.C.                                                 88,836  2,054,256             0.1%
    Moneysupermarket.com Group P.L.C.                            91,578    471,304             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Morgan Advanced Materials P.L.C.                          125,068 $  538,700             0.0%
    Morgan Sindall Group P.L.C.                                10,734    123,201             0.0%
*   Mothercare P.L.C.                                          36,316    132,430             0.0%
    N Brown Group P.L.C.                                       44,519    256,681             0.0%
    National Express Group P.L.C.                             138,134    636,682             0.0%
    National Grid P.L.C.                                        3,445     49,074             0.0%
    National Grid P.L.C. Sponsored ADR                         19,273  1,379,947             0.1%
    NCC Group P.L.C.                                            7,782     33,023             0.0%
    Next P.L.C.                                                12,985  1,599,167             0.1%
    Northgate P.L.C.                                           39,666    247,469             0.0%
    Novae Group P.L.C.                                          7,253     97,390             0.0%
*   Ocado Group P.L.C.                                         25,424    147,294             0.0%
    Old Mutual P.L.C.                                         604,129  1,974,540             0.1%
*   Ophir Energy P.L.C.                                             1          1             0.0%
    Oxford Instruments P.L.C.                                  10,980     87,718             0.0%
    Pace P.L.C.                                               151,002    865,321             0.0%
    PayPoint P.L.C.                                             4,568     69,574             0.0%
    Pearson P.L.C.                                              3,121     41,434             0.0%
    Pearson P.L.C. Sponsored ADR                               67,350    897,102             0.1%
    Pendragon P.L.C.                                          223,487    154,237             0.0%
    Pennon Group P.L.C.                                        77,208    963,392             0.1%
    Persimmon P.L.C.                                           70,407  2,159,206             0.1%
    Petra Diamonds, Ltd.                                       97,529    112,112             0.0%
    Petrofac, Ltd.                                             83,988  1,089,764             0.1%
*   Petropavlovsk P.L.C.                                      787,495     70,559             0.0%
    Pets at Home Group P.L.C.                                  25,192    112,036             0.0%
    Phoenix Group Holdings                                     88,663  1,165,912             0.1%
    Photo-Me International P.L.C.                              46,648    113,942             0.0%
    Playtech P.L.C.                                            24,181    318,594             0.0%
    Premier Farnell P.L.C.                                    110,768    170,668             0.0%
*   Premier Foods P.L.C.                                      236,107    123,612             0.0%
*   Premier Oil P.L.C.                                        126,042    132,629             0.0%
    Provident Financial P.L.C.                                  8,011    427,637             0.0%
    Prudential P.L.C.                                          55,523  1,296,822             0.1%
    Prudential P.L.C. ADR                                      23,605  1,104,478             0.1%
*   Punch Taverns P.L.C.                                        7,917     14,979             0.0%
    PZ Cussons P.L.C.                                          53,903    249,521             0.0%
    QinetiQ Group P.L.C.                                      229,274    789,912             0.0%
    Randgold Resources, Ltd.                                   17,240  1,156,232             0.1%
    Rank Group P.L.C.                                          11,828     50,484             0.0%
*   Raven Russia, Ltd.                                         28,783     19,103             0.0%
    Reckitt Benckiser Group P.L.C.                             15,321  1,495,183             0.1%
    Redrow P.L.C.                                              69,547    496,347             0.0%
    Regus P.L.C.                                              229,183  1,180,081             0.1%
    RELX NV Sponsored ADR                                      12,919    221,435             0.0%
    RELX P.L.C.                                                19,573    349,987             0.0%
#   RELX P.L.C. Sponsored ADR                                  24,440    440,409             0.0%
    Renishaw P.L.C.                                             9,502    275,611             0.0%
*   Renold P.L.C.                                               4,231      4,222             0.0%
    Rentokil Initial P.L.C.                                   393,216    935,337             0.1%
    Restaurant Group P.L.C. (The)                              81,024    894,346             0.1%
    Rexam P.L.C.                                              225,845  1,877,853             0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Ricardo P.L.C.                                             11,315 $  157,639             0.0%
    Rightmove P.L.C.                                           21,562  1,273,480             0.1%
    Rio Tinto P.L.C.                                           18,769    684,040             0.0%
#   Rio Tinto P.L.C. Sponsored ADR                            112,860  4,120,519             0.2%
    RM P.L.C.                                                  10,751     26,405             0.0%
    Robert Walters P.L.C.                                      18,804    109,125             0.0%
    Rolls-Royce Holdings P.L.C.                               204,344  2,160,838             0.1%
    Rotork P.L.C.                                             196,040    566,316             0.0%
*   Royal Bank of Scotland Group P.L.C.                       102,482    500,794             0.0%
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR          19,222    186,069             0.0%
    Royal Dutch Shell P.L.C. Class A                            7,106    185,519             0.0%
    Royal Dutch Shell P.L.C. Class B                           35,290    924,065             0.1%
    Royal Dutch Shell P.L.C. Sponsored ADR(B03MM73)           149,242  7,863,561             0.4%
    Royal Dutch Shell P.L.C. Sponsored ADR(780259206)          65,742  3,448,825             0.2%
    Royal Mail P.L.C.                                         147,959  1,013,678             0.1%
    RPC Group P.L.C.                                           88,139    882,906             0.0%
    RPS Group P.L.C.                                           56,373    203,692             0.0%
    RSA Insurance Group P.L.C.                                254,379  1,646,320             0.1%
    SABMiller P.L.C.                                           24,523  1,506,285             0.1%
    Saga P.L.C.                                                 3,351     10,692             0.0%
    Sage Group P.L.C. (The)                                   217,428  1,823,038             0.1%
    Savills P.L.C.                                             50,355    710,701             0.0%
    Schroders P.L.C.(0239581)                                   8,330    289,999             0.0%
    Schroders P.L.C.(0240549)                                  10,666    489,391             0.0%
    SDL P.L.C.                                                 18,264    109,387             0.0%
    Senior P.L.C.                                             141,014    492,057             0.0%
    Sepura P.L.C.                                               3,814     10,583             0.0%
*   Serco Group P.L.C.                                         42,024     60,626             0.0%
    Severfield P.L.C.                                          55,690     52,798             0.0%
    Severn Trent P.L.C.                                        28,147    970,728             0.1%
    Shanks Group P.L.C.                                       157,113    229,465             0.0%
    Shire P.L.C.                                               16,942  1,283,032             0.1%
    Shire P.L.C. ADR                                            3,900    885,495             0.1%
    SIG P.L.C.                                                158,258    324,877             0.0%
    Sky P.L.C.                                                 33,203    560,325             0.0%
    Sky P.L.C. Sponsored ADR                                    4,853    328,548             0.0%
*   Skyepharma P.L.C.                                           1,283      6,236             0.0%
    Smith & Nephew P.L.C.                                      22,900    391,030             0.0%
    Smith & Nephew P.L.C. Sponsored ADR                        18,108    617,828             0.0%
    Smiths Group P.L.C.                                        73,452  1,086,648             0.1%
    Soco International P.L.C.                                  65,645    178,092             0.0%
    Spectris P.L.C.                                            45,266  1,160,949             0.1%
    Speedy Hire P.L.C.                                        108,594     50,412             0.0%
    Spirax-Sarco Engineering P.L.C.                            20,262    949,818             0.1%
    Spirent Communications P.L.C.                              63,612     71,943             0.0%
*   Sports Direct International P.L.C.                         38,350    411,459             0.0%
    SSE P.L.C.                                                 98,976  2,302,636             0.1%
    SSP Group P.L.C.                                            3,235     15,005             0.0%
    St Ives P.L.C.                                             14,743     42,037             0.0%
    St James's Place P.L.C.                                   125,210  1,855,672             0.1%
    ST Modwen Properties P.L.C.                                58,126    393,444             0.0%
    Stagecoach Group P.L.C.                                   100,526    536,054             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
*   Stallergenes Greer P.L.C.                                     398 $   17,725             0.0%
    Standard Chartered P.L.C.                                 152,919  1,697,498             0.1%
    Standard Life P.L.C.                                      206,839  1,337,278             0.1%
    Sthree P.L.C.                                              10,289     57,193             0.0%
    Stobart Group, Ltd.                                        27,073     46,199             0.0%
*   SuperGroup P.L.C.                                          16,966    381,803             0.0%
    Synergy Health P.L.C.                                      16,889    605,339             0.0%
    Synthomer P.L.C.                                           82,043    416,641             0.0%
    TalkTalk Telecom Group P.L.C.                             122,081    475,245             0.0%
    Tate & Lyle P.L.C.                                        159,960  1,468,286             0.1%
    Taylor Wimpey P.L.C.                                      746,436  2,273,910             0.1%
    Ted Baker P.L.C.                                            3,365    156,783             0.0%
    Telecity Group P.L.C.                                      74,598  1,349,291             0.1%
    Telecom Plus P.L.C.                                         9,064    146,698             0.0%
*   Tesco P.L.C.                                              569,567  1,606,348             0.1%
*   Thomas Cook Group P.L.C.                                  503,623    952,444             0.1%
    Topps Tiles P.L.C.                                         17,420     39,027             0.0%
    Travis Perkins P.L.C.                                      62,098  1,830,288             0.1%
    Trifast P.L.C.                                              8,295     14,347             0.0%
    Trinity Mirror P.L.C.                                     124,559    327,065             0.0%
    TT electronics P.L.C.                                      46,202     91,005             0.0%
    TUI AG(B11LJN4)                                            41,904    779,230             0.0%
    TUI AG(5666292)                                            63,010  1,170,338             0.1%
    Tullett Prebon P.L.C.                                      58,399    315,833             0.0%
*   Tullow Oil P.L.C.                                          57,288    178,938             0.0%
    UBM P.L.C.                                                110,429    869,940             0.0%
    UDG Healthcare P.L.C.                                      72,965    534,193             0.0%
    Ultra Electronics Holdings P.L.C.                          18,453    478,229             0.0%
    Unilever P.L.C.                                             9,090    404,764             0.0%
    Unilever P.L.C. Sponsored ADR                              23,312  1,036,218             0.1%
    UNITE Group P.L.C. (The)                                   63,696    651,855             0.0%
    United Utilities Group P.L.C.                              87,349  1,329,204             0.1%
    United Utilities Group P.L.C. ADR                             154      4,665             0.0%
    UTV Media P.L.C.                                           16,663     46,812             0.0%
*   Vectura Group P.L.C.                                       62,389    167,970             0.0%
    Vedanta Resources P.L.C.                                   31,877    242,663             0.0%
    Vesuvius P.L.C.                                            67,651    372,091             0.0%
    Victrex P.L.C.                                             29,981    851,921             0.0%
    Vitec Group P.L.C. (The)                                    9,130     90,373             0.0%
    Vodafone Group P.L.C.                                     187,070    615,636             0.0%
    Vodafone Group P.L.C. Sponsored ADR                       137,812  4,543,677             0.2%
*   Volex P.L.C.                                                1,437      1,268             0.0%
    Weir Group P.L.C. (The)                                    39,259    644,941             0.0%
    WH Smith P.L.C.                                            26,244    688,470             0.0%
    Whitbread P.L.C.                                           31,532  2,407,911             0.1%
    William Hill P.L.C.                                       298,916  1,458,492             0.1%
    Wilmington P.L.C.                                           2,776     11,592             0.0%
*   Wincanton P.L.C.                                           14,780     45,918             0.0%
    WM Morrison Supermarkets P.L.C.                           686,740  1,780,711             0.1%
    Wolseley P.L.C.                                            36,508  2,143,431             0.1%
    Wolseley P.L.C. ADR                                           925      5,440             0.0%
    WPP P.L.C.                                                  5,574    124,951             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                               SHARES      VALUE++     OF NET ASSETS**
                                                              --------- -------------- ---------------
UNITED KINGDOM -- (Continued)
    WPP P.L.C. Sponsored ADR                                     17,868 $    2,002,288             0.1%
    WS Atkins P.L.C.                                             25,453        539,372             0.0%
    Xaar P.L.C.                                                  10,163         80,129             0.0%
    Xchanging P.L.C.                                             61,017        158,141             0.0%
                                                                        --------------            ----
TOTAL UNITED KINGDOM                                                       297,883,306            14.0%
                                                                        --------------            ----
UNITED STATES -- (0.0%)
*   Golden Ocean Group, Ltd.                                     14,922         28,955             0.0%
*   Infinera Corp.                                                  321          6,343             0.0%
    Ormat Technologies, Inc.                                          1             35             0.0%
    XL Group P.L.C.                                                  --              6             0.0%
                                                                        --------------            ----
TOTAL UNITED STATES                                                             35,339             0.0%
                                                                        --------------            ----
TOTAL COMMON STOCKS                                                      2,102,406,897            99.0%
                                                                        --------------            ----
PREFERRED STOCKS -- (0.6%)
BRAZIL -- (0.3%)
    AES Tiete SA                                                 25,600         91,696             0.0%
    Alpargatas SA                                                56,007        119,802             0.0%
*   Banco ABC Brasil SA(BYT8JC7)                                  1,541          3,307             0.0%
    Banco ABC Brasil SA(B23DMP8)                                 39,880         87,951             0.0%
    Banco Bradesco SA                                            81,319        443,013             0.1%
    Banco Bradesco SA ADR                                       166,382        905,116             0.1%
    Banco Daycoval SA                                             3,700          8,439             0.0%
    Banco do Estado do Rio Grande do Sul SA Class B              73,294        113,883             0.0%
*   Banco Industrial e Comercial SA                              13,600         29,093             0.0%
    Banco Pan SA                                                 66,997         26,072             0.0%
    Braskem SA Class A                                           14,800         83,544             0.0%
    Centrais Eletricas Brasileiras SA Class B                    49,900        121,922             0.0%
    Centrais Eletricas Santa Catarina                             2,600          8,586             0.0%
    Cia Brasileira de Distribuicao                                5,424         71,372             0.0%
    Cia de Gas de Sao Paulo--COMGAS Class A                       5,100         53,425             0.0%
    Cia de Saneamento do Parana                                     200            194             0.0%
    Cia de Transmissao de Energia Eletrica Paulista               9,749        112,185             0.0%
    Cia Energetica de Minas Gerais                               61,437        114,020             0.0%
    Cia Energetica de Sao Paulo Class B                          30,200        126,760             0.0%
    Cia Energetica do Ceara Class A                               2,332         23,876             0.0%
    Cia Ferro Ligas da Bahia--Ferbasa                            11,500         22,024             0.0%
    Cia Paranaense de Energia                                    14,705        123,810             0.0%
*   Eletropaulo Metropolitana Eletricidade de Sao Paulo SA       21,846         56,117             0.0%
    Eucatex SA Industria e Comercio                               4,600          3,386             0.0%
*   Gol Linhas Aereas Inteligentes SA                            18,600         17,119             0.0%
    Itau Unibanco Holding SA                                    283,448      1,946,725             0.1%
    Itau Unibanco Holding SA ADR                                 19,858        136,027             0.0%
    Lojas Americanas SA                                          72,960        316,249             0.0%
    Makira Empreendimentos SA                                 1,334,500         38,064             0.0%
    Marcopolo SA                                                255,200        128,931             0.0%
*   Oi SA                                                        52,052         28,617             0.0%
    Parana Banco SA                                              12,000         28,601             0.0%
*   Petroleo Brasileiro SA                                      148,563        296,764             0.0%
*   Petroleo Brasileiro SA Sponsored ADR                         72,469        289,151             0.0%
    Randon SA Implementos e Participacoes                        52,300         38,355             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
BRAZIL -- (Continued)
    Suzano Papel e Celulose SA Class A                         78,725 $   337,632             0.0%
    Telefonica Brasil SA                                        2,600      26,930             0.0%
    Usinas Siderurgicas de Minas Gerais SA Class A            167,105     120,357             0.0%
    Vale SA                                                   107,500     391,058             0.0%
                                                                      -----------             ---
TOTAL BRAZIL                                                            6,890,173             0.3%
                                                                      -----------             ---
CHILE -- (0.0%)
    Embotelladora Andina SA Class B                            17,884      65,480             0.0%
                                                                      -----------             ---
COLOMBIA -- (0.0%)
    Avianca Holdings SA                                        56,456      28,842             0.0%
    Banco Davivienda SA                                         8,438      69,380             0.0%
    Grupo Aval Acciones y Valores SA                           34,933      13,988             0.0%
    Grupo de Inversiones Suramericana SA                        5,468      68,628             0.0%
                                                                      -----------             ---
TOTAL COLOMBIA                                                            180,838             0.0%
                                                                      -----------             ---
GERMANY -- (0.3%)
    Bayerische Motoren Werke AG                                 4,400     355,815             0.0%
    Biotest AG                                                    828      11,643             0.0%
    Draegerwerk AG & Co. KGaA                                   1,935     139,345             0.0%
    Fuchs Petrolub SE                                           7,662     367,462             0.0%
    Henkel AG & Co. KGaA                                        2,252     244,237             0.0%
    Jungheinrich AG                                             4,590     339,096             0.0%
    Porsche Automobil Holding SE                               12,843     600,332             0.1%
    Sartorius AG                                                  646     146,109             0.0%
    Sixt SE                                                     6,931     297,955             0.0%
    STO SE & Co. KGaA                                             467      60,870             0.0%
    Villeroy & Boch AG                                          1,995      29,418             0.0%
    Volkswagen AG                                              18,237   2,189,079             0.1%
                                                                      -----------             ---
TOTAL GERMANY                                                           4,781,361             0.2%
                                                                      -----------             ---
ITALY -- (0.0%)
*   Intek Group SpA                                                --          --             0.0%
                                                                      -----------             ---
TOTAL PREFERRED STOCKS                                                 11,917,852             0.5%
                                                                      -----------             ---
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*   Ten Network Holdings, Ltd. Rights 11/12/15                116,457          --             0.0%
*   Treasury Wine Estates, Ltd. Rights 11/04/15                28,217          --             0.0%
*   Westpac Banking Corp. Rights 11/11/15                       5,523          --             0.0%
                                                                      -----------             ---
TOTAL AUSTRALIA                                                                --             0.0%
                                                                      -----------             ---
AUSTRIA -- (0.0%)
*   Intercell AG Rights                                         4,255          --             0.0%
                                                                      -----------             ---
CHINA -- (0.0%)
*   Ju Teng International Holdings, Ltd. Warrants 10/14/16     34,250       1,238             0.0%
                                                                      -----------             ---
FRANCE -- (0.0%)
*   Euro Disney SCA Rights(BVL80R6)                             2,831          --             0.0%
*   Euro Disney SCA Rights(BVZHYB1)                            28,310          --             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES  VALUE++ OF NET ASSETS**
                                                              ------- ------- ---------------
FRANCE -- (Continued)
*   Technicolor SA Rights 11/04/15                             47,505 $11,702             0.0%
                                                                      -------             ---
TOTAL FRANCE                                                           11,702             0.0%
                                                                      -------             ---
HONG KONG -- (0.0%)
*   HNA International Investment Holdings, Ltd. Rights
      11/10/15                                                889,200   1,147             0.0%
*   Miramar Hotel & Investment Warrants 01/19/18                1,800     316             0.0%
                                                                      -------             ---
TOTAL HONG KONG                                                         1,463             0.0%
                                                                      -------             ---
ITALY -- (0.0%)
*   Mediolanum SpA Rights 11/26/15                             36,154      --             0.0%
                                                                      -------             ---
MALAYSIA -- (0.0%)
*   CB Industrial Product Holdings Bhd Warrants 11/06/19       17,133   1,336             0.0%
*   LBS Bina Group Bhd Warrants 10/04/20                       22,050   1,360             0.0%
*   Matrix Concept Holdings Bhd Warrants 07/20/20               7,400     715             0.0%
*   O.S.K. Holdings Bhd Warrants 07/22/20                          --      --             0.0%
*   WCT Holdings Bhd Warrants 08/27/20                             --      --             0.0%
                                                                      -------             ---
TOTAL MALAYSIA                                                          3,411             0.0%
                                                                      -------             ---
SOUTH AFRICA -- (0.0%)
*   Adcock Ingram Holdings, Ltd. Warrants 07/26/19                 --      --             0.0%
                                                                      -------             ---
SOUTH KOREA -- (0.0%)
*   Mirae Asset Securities Co., Ltd. Rights 11/05/15            4,129   9,779             0.0%
*   Sewon Cellontech Co., Ltd. Rights 11/12/15                  2,029   1,922             0.0%
#*  SK Chemicals Co., Ltd. Rights 12/04/15                        421   3,545             0.0%
*   Sungchang Enterprise Holdings, Ltd. Rights 12/14/15           276   1,392             0.0%
                                                                      -------             ---
TOTAL SOUTH KOREA                                                      16,638             0.0%
                                                                      -------             ---
SPAIN -- (0.0%)
*   Banco Santander SA Rights 11/03/15                        476,830  26,217             0.0%
*   Papeles y Cartones de Europa SA Rights                     21,567   4,696             0.0%
                                                                      -------             ---
TOTAL SPAIN                                                            30,913             0.0%
                                                                      -------             ---
TAIWAN -- (0.0%)
*   Taichung Commercial Bank Rights 11/23/15                   30,676      --             0.0%
                                                                      -------             ---
THAILAND -- (0.0%)
*   Grand Canal Land PCL Warrants 06/29/18                     10,220     514             0.0%
*   Italian-Thai Development PCL Warrants 05/13/19                  1      --             0.0%
*   Jasmine International PCL Warrants 07/05/20                     1      --             0.0%
*   Loxley PCL Warrants 09/30/17                                3,319     118             0.0%
*   Raimon Land PCL Warrants 06/14/18                         119,375     671             0.0%
*   Vibhavadi Medical Center PCL Warrants 06/14/20                  1      --             0.0%
                                                                      -------             ---
TOTAL THAILAND                                                          1,303             0.0%
                                                                      -------             ---
UNITED KINGDOM -- (0.0%)
*   Hochschild Mining P.L.C. Rights 11/03/15                    3,812   1,601             0.0%
    McBride P.L.C.                                            804,042   1,240             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                ---------- -------------- ---------------
UNITED KINGDOM -- (Continued)
      Rolls-Royce Holdings P.L.C.                               18,942,688 $       29,202             0.0%
                                                                           --------------           -----
TOTAL UNITED KINGDOM                                                               32,043             0.0%
                                                                           --------------           -----
TOTAL RIGHTS/WARRANTS                                                              98,711             0.0%
                                                                           --------------           -----
BONDS -- (0.0%)
INDIA -- (0.0%)
      NTPC, Ltd., 8.490%                                         1,014,412          1,976             0.0%
                                                                           --------------           -----
TOTAL INVESTMENT SECURITIES                                                 2,114,425,436
                                                                           --------------

                                                                              VALUE+
                                                                           --------------
SECURITIES LENDING COLLATERAL -- (2.6%)
(S)@  DFA Short Term Investment Fund                             4,918,043     56,901,754             2.7%
                                                                           --------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $1,984,046,857)                        $2,171,327,190           102.2%
                                                                           ==============           =====

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------
                             LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                           ------------ ------------ ------- ------------
       Common Stocks
          Australia        $  2,898,635 $ 90,101,982   --    $ 93,000,617
          Austria                    --    8,783,316   --       8,783,316
          Belgium             2,682,995   24,254,808   --      26,937,803
          Brazil              3,862,431   17,592,191   --      21,454,622
          Canada            126,115,809        5,781   --     126,121,590
          Chile               1,748,144    3,830,222   --       5,578,366
          China              11,135,690  105,165,227   --     116,300,917
          Colombia            1,344,466           --   --       1,344,466
          Czech Republic             --      562,283   --         562,283
          Denmark             1,107,208   26,385,448   --      27,492,656
          Egypt                      --      139,548   --         139,548
          Finland                45,999   26,647,673   --      26,693,672
          France              8,999,406  112,672,205   --     121,671,611
          Germany             6,134,914  103,612,657   --     109,747,571
          Greece                     --    1,991,096   --       1,991,096
          Hong Kong             249,310   48,704,642   --      48,953,952
          Hungary                28,828    1,198,257   --       1,227,085
          India               2,045,420   44,989,121   --      47,034,541
          Indonesia             279,047   10,379,970   --      10,659,017
          Ireland             1,688,585    7,751,655   --       9,440,240
          Israel              4,764,033    7,258,512   --      12,022,545
          Italy               2,185,510   43,690,855   --      45,876,365
          Japan              16,153,153  359,866,660   --     376,019,813
          Malaysia                   --   14,708,392   --      14,708,392
          Mexico             21,971,426            9   --      21,971,435
          Netherlands         8,808,769   33,239,746   --      42,048,515
          New Zealand            20,853    7,109,973   --       7,130,826
          Norway              1,346,029   10,531,508   --      11,877,537
          Peru                  425,671           --   --         425,671
          Philippines            47,420    6,986,538   --       7,033,958
          Poland                     --    7,154,098   --       7,154,098
          Portugal                   --    5,198,037   --       5,198,037
          Russia                200,356    5,022,952   --       5,223,308
          Singapore                  --   20,197,644   --      20,197,644
          South Africa        4,184,713   32,306,996   --      36,491,709
          South Korea         3,690,406   79,877,872   --      83,568,278
          Spain               3,837,012   37,061,144   --      40,898,156
          Sweden                893,920   49,676,502   --      50,570,422
          Switzerland        17,617,957   98,985,488   --     116,603,445
          Taiwan              2,923,739   71,655,313   --      74,579,052
          Thailand           11,983,685       13,354   --      11,997,039
          Turkey                 90,746    7,666,292   --       7,757,038
          United Kingdom     64,218,309  233,664,997   --     297,883,306
          United States           6,349       28,990   --          35,339
       Preferred Stocks
          Brazil              1,333,601    5,556,572   --       6,890,173
          Chile                      --       65,480   --          65,480
          Colombia              180,838           --   --         180,838
          Germany                    --    4,781,361   --       4,781,361
          Italy                      --           --   --              --
       Rights/Warrants
          Australia                  --           --   --              --
          Austria                    --           --   --              --
          China                      --        1,238   --           1,238
          France                     --       11,702   --          11,702
          Hong Kong                  --        1,463   --           1,463

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

    Italy                                 --             -- --              --
    Malaysia                              --          3,411 --           3,411
    South Africa                          --             -- --              --
    South Korea                           --         16,638 --          16,638
    Spain                                 --         30,913 --          30,913
    Taiwan                                --             -- --              --
    Thailand                              --          1,303 --           1,303
    United Kingdom                        --         32,043 --          32,043
 Bonds
    India                                 --          1,976 --           1,976
 Securities Lending Collateral            --     56,901,754 --      56,901,754
                                ------------ -------------- --  --------------
 TOTAL                          $337,251,382 $1,834,075,808 --  $2,171,327,190
                                ============ ============== ==  ==============

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                              PERCENTAGE
                                                                      SHARES      VALUE+    OF NET ASSETS**
                                                                     --------- ------------ ---------------
COMMON STOCKS -- (93.6%)
Consumer Discretionary -- (17.7%)
#*  1-800-Flowers.com, Inc. Class A                                     44,330 $    440,197             0.0%
    A. H. Belo Corp. Class A                                            14,556       78,748             0.0%
    Aaron's, Inc.                                                        4,830      119,156             0.0%
#   Arctic Cat, Inc.                                                     3,436       70,575             0.0%
#*  Ascent Capital Group, Inc. Class A                                   8,564      186,524             0.0%
#   Autoliv, Inc.                                                        9,404    1,140,141             0.0%
*   Ballantyne Strong, Inc.                                              9,030       39,461             0.0%
#*  Barnes & Noble Education, Inc.                                       7,710      113,723             0.0%
#   Barnes & Noble, Inc.                                                12,200      158,478             0.0%
#   Bassett Furniture Industries, Inc.                                   2,900       92,684             0.0%
    Beasley Broadcast Group, Inc. Class A                                9,471       40,062             0.0%
#*  Beazer Homes USA, Inc.                                               4,326       61,602             0.0%
*   Belmond, Ltd. Class A                                               75,198      807,627             0.0%
    Best Buy Co., Inc.                                                 197,800    6,928,934             0.1%
    Big 5 Sporting Goods Corp.                                           8,501       77,784             0.0%
*   Biglari Holdings, Inc.                                                   8        3,073             0.0%
#*  BJ's Restaurants, Inc.                                              25,971    1,114,935             0.0%
#   Bob Evans Farms, Inc.                                               52,387    2,266,785             0.1%
#   Bon-Ton Stores, Inc. (The)                                           2,986        9,406             0.0%
*   Books-A-Million, Inc.                                                8,187       25,953             0.0%
#*  Build-A-Bear Workshop, Inc.                                         25,874      402,599             0.0%
#*  Cabela's, Inc.                                                      53,051    2,078,008             0.1%
*   Cable One, Inc.                                                      5,780    2,505,283             0.1%
    Caleres, Inc.                                                       74,697    2,282,740             0.1%
#   Callaway Golf Co.                                                   38,543      383,503             0.0%
#*  Cambium Learning Group, Inc.                                        37,733      181,496             0.0%
    Canterbury Park Holding Corp.                                        2,755       28,294             0.0%
    Carnival Corp.                                                     489,649   26,480,218             0.5%
#   Carriage Services, Inc.                                             20,916      449,903             0.0%
#*  Cavco Industries, Inc.                                               7,600      749,360             0.0%
    CBS Corp. Class A                                                   28,263    1,429,966             0.0%
    CBS Corp. Class B                                                  201,625    9,379,595             0.2%
#*  Christopher & Banks Corp.                                           56,231       82,097             0.0%
    Churchill Downs, Inc.                                                7,682    1,127,948             0.0%
#   Citi Trends, Inc.                                                    3,415       90,737             0.0%
#   Columbia Sportswear Co.                                              8,634      473,575             0.0%
    Comcast Corp. Class A                                            3,446,875  215,843,312             4.0%
    Comcast Corp. Special Class A                                    1,088,341   68,249,864             1.3%
#*  Conn's, Inc.                                                        25,450      482,787             0.0%
#   Core-Mark Holding Co., Inc.                                         48,118    3,911,512             0.1%
#   CSS Industries, Inc.                                                10,852      296,260             0.0%
    CST Brands, Inc.                                                    50,181    1,803,003             0.0%
    Culp, Inc.                                                          10,036      301,180             0.0%
#*  Delta Apparel, Inc.                                                  7,532      123,751             0.0%
#   Destination Maternity Corp.                                            200        1,386             0.0%
#   DeVry Education Group, Inc.                                          8,757      206,315             0.0%
#   Dillard's, Inc. Class A                                            120,300   10,764,444             0.2%
*   Discovery Communications, Inc. Class B                               3,762      113,669             0.0%
*   Discovery Communications, Inc. Class C                               3,762      103,530             0.0%
#*  Dixie Group, Inc. (The)                                             11,800       77,526             0.0%
#*  Dorman Products, Inc.                                               20,712      966,836             0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE+    OF NET ASSETS**
                                                                     --------- ----------- ---------------
Consumer Discretionary -- (Continued)
    Dover Motorsports, Inc.                                             15,098 $    33,971             0.0%
    DR Horton, Inc.                                                    208,125   6,127,200             0.1%
#*  DreamWorks Animation SKG, Inc. Class A                              46,429     939,723             0.0%
#   Educational Development Corp.                                        1,679      20,316             0.0%
#*  Eldorado Resorts, Inc.                                              18,512     183,269             0.0%
#   Escalade, Inc.                                                         277       4,108             0.0%
#*  EVINE Live, Inc.                                                     3,998      10,315             0.0%
#   EW Scripps Co. (The) Class A                                        81,265   1,792,706             0.0%
#*  Federal-Mogul Holdings Corp.                                        36,417     282,232             0.0%
#   Flanigan's Enterprises, Inc.                                           865      22,706             0.0%
#   Flexsteel Industries, Inc.                                           2,068      89,937             0.0%
    Foot Locker, Inc.                                                   15,700   1,063,675             0.0%
    Ford Motor Co.                                                   1,324,294  19,612,794             0.4%
#   Fred's, Inc. Class A                                                47,275     653,813             0.0%
#*  FTD Cos., Inc.                                                      24,893     704,970             0.0%
#*  Fuel Systems Solutions, Inc.                                         3,398      21,136             0.0%
#*  G-III Apparel Group, Ltd.                                           22,788   1,255,391             0.0%
#*  Gaiam, Inc. Class A                                                  4,388      30,058             0.0%
#   GameStop Corp. Class A                                             104,752   4,825,925             0.1%
*   Gaming Partners International Corp.                                    500       4,640             0.0%
#   Gannett Co., Inc.                                                   59,819     946,337             0.0%
    General Motors Co.                                                 802,642  28,020,232             0.5%
#*  Genesco, Inc.                                                        7,056     442,058             0.0%
    Graham Holdings Co. Class B                                          5,780   3,193,277             0.1%
#*  Gray Television, Inc.                                               46,874     744,828             0.0%
#   Group 1 Automotive, Inc.                                            57,936   5,037,535             0.1%
#   Harte-Hanks, Inc.                                                   55,608     236,334             0.0%
#   Haverty Furniture Cos., Inc.                                        33,479     783,743             0.0%
#*  Helen of Troy, Ltd.                                                 64,389   6,388,033             0.1%
#*  hhgregg, Inc.                                                       36,388     196,495             0.0%
#   Hooker Furniture Corp.                                              14,814     367,683             0.0%
#*  Hyatt Hotels Corp. Class A                                          14,601     735,890             0.0%
#*  Iconix Brand Group, Inc.                                            95,618   1,464,868             0.0%
    International Speedway Corp. Class A                                24,844     861,838             0.0%
#*  Isle of Capri Casinos, Inc.                                         15,434     295,252             0.0%
*   J Alexander's Holdings, Inc.                                         2,666      25,700             0.0%
#*  JAKKS Pacific, Inc.                                                 13,103     103,776             0.0%
*   Jarden Corp.                                                       243,112  10,891,418             0.2%
#*  JC Penney Co., Inc.                                                 85,215     781,422             0.0%
    Johnson Outdoors, Inc. Class A                                      15,588     334,051             0.0%
#   Journal Media Group, Inc.                                           25,411     311,031             0.0%
#   KB Home                                                             30,800     403,480             0.0%
#   Kohl's Corp.                                                        14,353     661,960             0.0%
#   La-Z-Boy, Inc.                                                      56,332   1,608,279             0.0%
#*  Lakeland Industries, Inc.                                           11,757     145,199             0.0%
#*  Lands' End, Inc.                                                    21,056     519,662             0.0%
#*  Lee Enterprises, Inc.                                               10,309      20,515             0.0%
#   Lennar Corp. Class A                                               224,100  11,220,687             0.2%
    Lennar Corp. Class B                                                 7,868     326,050             0.0%
*   Liberty Broadband Corp. Class A                                     24,095   1,314,623             0.0%
*   Liberty Broadband Corp. Class B                                      1,905     105,004             0.0%
*   Liberty Broadband Corp. Class C                                     67,601   3,634,906             0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                     SHARES    VALUE+    OF NET ASSETS**
                                                                     ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  Liberty Interactive Corp. Class B                                 35,706 $   991,199             0.0%
*   Liberty Interactive Corp., QVC Group Class A                     882,463  24,153,012             0.5%
#*  Liberty Media Corp. Class A                                       96,383   3,928,571             0.1%
*   Liberty Media Corp. Class B                                        7,622     311,397             0.0%
*   Liberty Media Corp. Class C                                      208,010   8,143,591             0.2%
*   Liberty TripAdvisor Holdings, Inc. Class A                        76,802   2,395,454             0.1%
#*  Liberty TripAdvisor Holdings, Inc. Class B                         3,570     115,989             0.0%
*   Liberty Ventures Series A                                        202,261   8,812,512             0.2%
#*  Liberty Ventures Series B                                          8,645     377,268             0.0%
    Lifetime Brands, Inc.                                             16,431     252,544             0.0%
#   Lithia Motors, Inc. Class A                                       34,933   4,100,785             0.1%
#*  Live Nation Entertainment, Inc.                                  145,347   3,965,066             0.1%
#*  Loral Space & Communications, Inc.                                19,046     851,547             0.0%
*   Luby's, Inc.                                                      32,226     150,173             0.0%
#*  M/I Homes, Inc.                                                   37,930     870,493             0.0%
*   Madison Square Garden Co. (The) Class A                            9,852   1,758,582             0.0%
    Marcus Corp. (The)                                                18,899     391,020             0.0%
#*  MarineMax, Inc.                                                   29,164     460,791             0.0%
#   Marriott Vacations Worldwide Corp.                                 2,531     162,996             0.0%
#*  Martha Stewart Living Omnimedia, Inc. Class A                        980       5,919             0.0%
#*  McClatchy Co. (The) Class A                                       60,603      84,238             0.0%
#*  Media General, Inc.                                               25,196     374,413             0.0%
#   Men's Wearhouse, Inc. (The)                                       52,860   2,113,343             0.1%
    Meredith Corp.                                                    32,676   1,536,426             0.0%
#*  Meritage Homes Corp.                                              28,156     992,781             0.0%
#*  MGM Resorts International                                        227,871   5,284,328             0.1%
#*  Modine Manufacturing Co.                                          14,650     122,621             0.0%
*   Mohawk Industries, Inc.                                           98,740  19,303,670             0.4%
*   Monarch Casino & Resort, Inc.                                      1,103      24,200             0.0%
#*  Motorcar Parts of America, Inc.                                   13,074     440,071             0.0%
#   Movado Group, Inc.                                                36,900     949,806             0.0%
*   MSG Networks, Inc. Class A                                        29,558     606,530             0.0%
*   Murphy USA, Inc.                                                  30,778   1,888,846             0.0%
    NACCO Industries, Inc. Class A                                     6,832     306,279             0.0%
*   New York & Co., Inc.                                               6,926      18,146             0.0%
#   News Corp. Class A                                               402,247   6,194,604             0.1%
#   News Corp. Class B                                                99,903   1,546,498             0.0%
*   Office Depot, Inc.                                               181,609   1,383,861             0.0%
#   Penske Automotive Group, Inc.                                     43,845   2,141,390             0.1%
*   Pep Boys-Manny, Moe & Jack (The)                                  60,161     904,821             0.0%
#*  Perry Ellis International, Inc.                                   21,492     461,433             0.0%
    PulteGroup, Inc.                                                 143,221   2,625,241             0.1%
#   PVH Corp.                                                         31,964   2,907,126             0.1%
#*  Radio One, Inc. Class D                                           13,955      30,003             0.0%
*   RCI Hospitality Holdings, Inc.                                    12,026     119,538             0.0%
#*  Red Robin Gourmet Burgers, Inc.                                   31,175   2,334,696             0.1%
#*  Regis Corp.                                                       49,623     819,772             0.0%
#   Remy International, Inc.                                           2,760      81,392             0.0%
#   Rent-A-Center, Inc.                                               76,435   1,405,640             0.0%
#   Rocky Brands, Inc.                                                 8,729     111,295             0.0%
#   Royal Caribbean Cruises, Ltd.                                    322,500  31,717,875             0.6%
#*  Ruby Tuesday, Inc.                                                17,500      91,525             0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                                PERCENTAGE
                                                                      SHARES       VALUE+     OF NET ASSETS**
                                                                     --------- -------------- ---------------
Consumer Discretionary -- (Continued)
#   Saga Communications, Inc. Class A                                    8,693 $      373,973             0.0%
    Salem Media Group, Inc.                                             10,922         68,699             0.0%
    Scholastic Corp.                                                    30,900      1,262,883             0.0%
    Service Corp. International                                        274,069      7,745,190             0.2%
#*  Shiloh Industries, Inc.                                             15,461        116,576             0.0%
#   Shoe Carnival, Inc.                                                 33,450        751,621             0.0%
*   Skechers U.S.A., Inc. Class A                                      148,830      4,643,496             0.1%
    Spartan Motors, Inc.                                                16,820         69,467             0.0%
#   Speedway Motorsports, Inc.                                          16,132        297,958             0.0%
#   Stage Stores, Inc.                                                  37,214        362,092             0.0%
    Standard Motor Products, Inc.                                       37,342      1,652,383             0.0%
    Staples, Inc.                                                      426,509      5,540,352             0.1%
#*  Starz Class A                                                       83,555      2,799,928             0.1%
*   Starz Class B                                                        7,622        253,813             0.0%
*   Steiner Leisure, Ltd.                                                2,225        140,976             0.0%
#*  Stoneridge, Inc.                                                    19,361        245,691             0.0%
#   Strattec Security Corp.                                              5,224        312,500             0.0%
    Superior Industries International, Inc.                             23,275        458,052             0.0%
#   Superior Uniform Group, Inc.                                        17,956        305,970             0.0%
#   Sypris Solutions, Inc.                                               8,460          6,345             0.0%
#*  Systemax, Inc.                                                      11,197        103,796             0.0%
*   Tandy Leather Factory, Inc.                                          9,974         75,703             0.0%
    Target Corp.                                                         4,925        380,112             0.0%
#   TEGNA, Inc.                                                        119,639      3,235,039             0.1%
    Time Warner Cable, Inc.                                            693,942    131,432,615             2.5%
    Time Warner, Inc.                                                1,534,860    115,636,352             2.2%
#   Time, Inc.                                                         191,857      3,564,703             0.1%
*   Toll Brothers, Inc.                                                203,299      7,312,665             0.1%
*   Trans World Entertainment Corp.                                      5,781         21,968             0.0%
#*  Tuesday Morning Corp.                                               60,500        327,305             0.0%
    Twenty-First Century Fox, Inc. Class A                           1,287,383     39,509,784             0.8%
    Twenty-First Century Fox, Inc. Class B                             550,972     17,014,015             0.3%
*   Unifi, Inc.                                                         43,422      1,328,279             0.0%
#*  Universal Electronics, Inc.                                          3,206        152,509             0.0%
#   Vail Resorts, Inc.                                                  11,600      1,324,372             0.0%
*   Vista Outdoor, Inc.                                                 77,610      3,470,719             0.1%
#*  VOXX International Corp.                                             3,750         19,350             0.0%
    Walt Disney Co. (The)                                               26,220      2,982,263             0.1%
#   Wendy's Co. (The)                                                  242,704      2,223,169             0.1%
*   West Marine, Inc.                                                   26,468        269,444             0.0%
    Whirlpool Corp.                                                     30,049      4,812,047             0.1%
#   Wyndham Worldwide Corp.                                            124,768     10,149,877             0.2%
                                                                               --------------            ----
Total Consumer Discretionary                                                    1,008,822,964            18.9%
                                                                               --------------            ----
Consumer Staples -- (7.4%)
#   Alico, Inc.                                                            960         40,982             0.0%
#*  Alliance One International, Inc.                                     3,508         61,741             0.0%
#   Andersons, Inc. (The)                                               23,660        837,564             0.0%
    Archer-Daniels-Midland Co.                                         813,476     37,143,314             0.7%
#*  Boulder Brands, Inc.                                                76,099        674,237             0.0%
    Bunge, Ltd.                                                        121,368      8,855,009             0.2%
*   CCA Industries, Inc.                                                 8,323         31,544             0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES      VALUE+    OF NET ASSETS**
                                                                     --------- ------------ ---------------
Consumer Staples -- (Continued)
#*  Central Garden & Pet Co.                                            25,184 $    400,677             0.0%
#*  Central Garden & Pet Co. Class A                                    48,121      812,282             0.0%
    Constellation Brands, Inc. Class A                                 249,042   33,570,862             0.6%
#   Constellation Brands, Inc. Class B                                  12,715    1,718,051             0.0%
#*  Craft Brew Alliance, Inc.                                            9,754       74,716             0.0%
    CVS Health Corp.                                                 1,510,745  149,231,391             2.8%
#*  Farmer Bros Co.                                                      3,495       99,188             0.0%
#   Fresh Del Monte Produce, Inc.                                       39,437    1,799,510             0.0%
#*  Hain Celestial Group, Inc. (The)                                    87,292    4,351,506             0.1%
#   Ingles Markets, Inc. Class A                                        11,437      571,164             0.0%
    Ingredion, Inc.                                                     62,117    5,904,842             0.1%
    JM Smucker Co. (The)                                               108,204   12,702,068             0.3%
#   John B. Sanfilippo & Son, Inc.                                      10,428      674,900             0.0%
    Kraft Heinz Co. (The)                                              114,027    8,890,685             0.2%
#*  Landec Corp.                                                        37,056      455,789             0.0%
*   Mannatech, Inc.                                                        717       17,796             0.0%
#   MGP Ingredients, Inc.                                                4,788       82,976             0.0%
#   Molson Coors Brewing Co. Class A                                     1,908      167,713             0.0%
#   Molson Coors Brewing Co. Class B                                   186,550   16,435,055             0.3%
    Mondelez International, Inc. Class A                             2,081,099   96,063,530             1.8%
#*  Nutraceutical International Corp.                                   14,615      358,068             0.0%
#   Oil-Dri Corp. of America                                             5,047      158,375             0.0%
#*  Omega Protein Corp.                                                 25,852      470,506             0.0%
*   Post Holdings, Inc.                                                 50,201    3,226,418             0.1%
#   Sanderson Farms, Inc.                                               16,100    1,119,111             0.0%
#*  Seaboard Corp.                                                       1,812    6,102,816             0.1%
#*  Seneca Foods Corp. Class A                                           6,301      183,863             0.0%
*   Seneca Foods Corp. Class B                                             300        9,470             0.0%
#   Snyder's-Lance, Inc.                                                32,153    1,142,718             0.0%
#   SpartanNash Co.                                                     34,281      956,440             0.0%
#   Spectrum Brands Holdings, Inc.                                      46,130    4,421,560             0.1%
#*  TreeHouse Foods, Inc.                                               24,190    2,071,632             0.1%
#   Tyson Foods, Inc. Class A                                          405,030   17,967,131             0.3%
#   Universal Corp.                                                     22,290    1,203,883             0.0%
    Walgreens Boots Alliance, Inc.                                      27,700    2,345,636             0.1%
#   Weis Markets, Inc.                                                  11,602      477,306             0.0%
                                                                               ------------             ---
Total Consumer Staples                                                          423,884,025             7.9%
                                                                               ------------             ---
Energy -- (13.1%)
    Adams Resources & Energy, Inc.                                       6,004      266,938             0.0%
#   Alon USA Energy, Inc.                                               33,484      560,857             0.0%
    Anadarko Petroleum Corp.                                           845,068   56,518,148             1.1%
#   Apache Corp.                                                       210,838    9,936,795             0.2%
#*  Approach Resources, Inc.                                             6,883       16,244             0.0%
#   Atwood Oceanics, Inc.                                                4,600       76,130             0.0%
    Baker Hughes, Inc.                                                 127,976    6,741,776             0.1%
#*  Barnwell Industries, Inc.                                            8,038       16,960             0.0%
#   Bristow Group, Inc.                                                 40,138    1,393,993             0.0%
#*  C&J Energy Services, Ltd.                                           37,416      186,706             0.0%
#   California Resources Corp.                                         118,504      478,756             0.0%
#*  Callon Petroleum Co.                                                13,214      114,698             0.0%
#   Chesapeake Energy Corp.                                            370,477    2,641,501             0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES      VALUE+    OF NET ASSETS**
                                                                     --------- ------------ ---------------
Energy -- (Continued)
    Chevron Corp.                                                    1,027,290 $ 93,360,115             1.8%
#*  Cloud Peak Energy, Inc.                                             33,115       98,352             0.0%
#   Comstock Resources, Inc.                                            32,421       74,568             0.0%
#   ConocoPhillips                                                   1,728,838   92,233,507             1.7%
*   Contango Oil & Gas Co.                                               1,064        8,140             0.0%
#*  Dawson Geophysical Co.                                              30,611       99,486             0.0%
    Delek US Holdings, Inc.                                             52,256    1,421,363             0.0%
#   Denbury Resources, Inc.                                            289,460    1,024,688             0.0%
    Devon Energy Corp.                                                  81,126    3,401,613             0.1%
#   Energy XXI, Ltd.                                                    15,380       26,607             0.0%
    EOG Resources, Inc.                                                 77,897    6,687,457             0.1%
*   Era Group, Inc.                                                     24,458      340,211             0.0%
    Exterran Holdings, Inc.                                             69,200    1,504,408             0.0%
    Exxon Mobil Corp.                                                2,043,508  169,079,852             3.2%
#   Green Plains, Inc.                                                  26,534      544,212             0.0%
    Gulf Island Fabrication, Inc.                                       15,018      151,832             0.0%
#   Gulfmark Offshore, Inc. Class A                                     27,750      173,160             0.0%
    Halliburton Co.                                                     47,970    1,841,089             0.0%
#*  Harvest Natural Resources, Inc.                                     35,677       35,320             0.0%
#*  Helix Energy Solutions Group, Inc.                                 103,010      595,398             0.0%
#   Helmerich & Payne, Inc.                                            108,670    6,114,861             0.1%
    Hess Corp.                                                         178,172   10,015,048             0.2%
    HollyFrontier Corp.                                                 32,210    1,577,324             0.0%
#*  Hornbeck Offshore Services, Inc.                                    29,719      401,504             0.0%
#*  Key Energy Services, Inc.                                           49,745       26,136             0.0%
    Kinder Morgan, Inc.                                                260,042    7,112,149             0.1%
#   Marathon Oil Corp.                                                 467,019    8,583,809             0.2%
    Marathon Petroleum Corp.                                           903,936   46,823,885             0.9%
#*  Matrix Service Co.                                                  15,423      350,102             0.0%
#   Murphy Oil Corp.                                                   189,426    5,385,381             0.1%
    Nabors Industries, Ltd.                                            181,974    1,827,019             0.0%
#   National Oilwell Varco, Inc.                                       250,948    9,445,683             0.2%
*   Natural Gas Services Group, Inc.                                    15,026      338,386             0.0%
*   Newfield Exploration Co.                                            48,506    1,949,456             0.0%
#*  Newpark Resources, Inc.                                             97,395      551,256             0.0%
#   Noble Corp. P.L.C.                                                  74,243    1,000,053             0.0%
    Noble Energy, Inc.                                                 133,794    4,795,177             0.1%
#*  Northern Oil and Gas, Inc.                                          16,372       82,515             0.0%
    Occidental Petroleum Corp.                                         227,734   16,975,292             0.3%
#*  Overseas Shipholding Group, Inc. Class B                             2,355        8,242             0.0%
#   Paragon Offshore P.L.C.                                             24,747        5,939             0.0%
#*  Parker Drilling Co.                                                142,573      407,759             0.0%
#   Patterson-UTI Energy, Inc.                                         152,325    2,268,119             0.1%
#*  PDC Energy, Inc.                                                    24,103    1,454,375             0.0%
#*  PHI, Inc.(69336T106)                                                 1,099       19,771             0.0%
#*  PHI, Inc.(69336T205)                                                15,570      296,453             0.0%
    Phillips 66                                                        883,414   78,668,017             1.5%
#*  Pioneer Energy Services Corp.                                       74,262      171,545             0.0%
    Pioneer Natural Resources Co.                                       88,400   12,123,176             0.2%
#   QEP Resources, Inc.                                                 33,043      510,845             0.0%
#*  Renewable Energy Group, Inc.                                         2,882       22,739             0.0%
#*  REX American Resources Corp.                                         4,050      222,385             0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                     ------- ------------ ---------------
Energy -- (Continued)
#*  Rex Energy Corp.                                                  35,100 $     79,326             0.0%
    Rowan Cos. P.L.C. Class A                                        121,858    2,398,165             0.1%
#*  SEACOR Holdings, Inc.                                             20,471    1,195,916             0.0%
#   SemGroup Corp. Class A                                             4,727      215,315             0.0%
#*  Seventy Seven Energy, Inc.                                        44,617       50,863             0.0%
#   Ship Finance International, Ltd.                                  12,481      213,300             0.0%
#*  Stone Energy Corp.                                                 1,115        6,233             0.0%
    Superior Energy Services, Inc.                                    75,686    1,071,714             0.0%
#   Teekay Corp.                                                      37,720    1,211,944             0.0%
#   Tesco Corp.                                                        3,745       29,960             0.0%
    Tesoro Corp.                                                     168,807   18,050,533             0.4%
*   TETRA Technologies, Inc.                                          25,510      171,937             0.0%
#   Tidewater, Inc.                                                   49,127      606,718             0.0%
#   Transocean, Ltd.                                                 252,980    4,004,673             0.1%
#*  Triangle Petroleum Corp.                                           7,779        9,335             0.0%
#*  Unit Corp.                                                        52,140      657,485             0.0%
    Valero Energy Corp.                                              605,899   39,940,862             0.8%
#*  Weatherford International P.L.C.                                 281,383    2,881,362             0.1%
    Western Refining, Inc.                                            47,810    1,989,852             0.1%
*   Whiting Petroleum Corp.                                           16,007      275,801             0.0%
#*  Willbros Group, Inc.                                              18,620       37,240             0.0%
                                                                             ------------            ----
Total Energy                                                                  746,283,815            14.0%
                                                                             ------------            ----
Financials -- (18.0%)
    1st Source Corp.                                                  45,305    1,438,887             0.0%
#   ACE, Ltd.                                                         66,691    7,572,096             0.2%
    Aflac, Inc.                                                       81,778    5,213,347             0.1%
    Alexander & Baldwin, Inc.                                         66,838    2,522,466             0.1%
*   Alleghany Corp.                                                    3,115    1,545,881             0.0%
    Allied World Assurance Co. Holdings AG                            76,431    2,779,031             0.1%
    Allstate Corp. (The)                                             211,174   13,067,447             0.3%
#   American Equity Investment Life Holding Co.                       88,700    2,277,816             0.1%
    American Financial Group, Inc.                                   173,596   12,531,895             0.2%
*   American Independence Corp.                                          173        1,695             0.0%
    American International Group, Inc.                               899,581   56,727,578             1.1%
#   American National Insurance Co.                                   23,302    2,406,631             0.1%
#   Ameris Bancorp                                                    12,022      378,693             0.0%
    AmeriServ Financial, Inc.                                         33,075      109,478             0.0%
*   Arch Capital Group, Ltd.                                           3,094      231,710             0.0%
    Argo Group International Holdings, Ltd.                           46,942    2,934,814             0.1%
    Aspen Insurance Holdings, Ltd.                                   102,623    4,988,504             0.1%
#   Associated Banc-Corp                                              31,434      607,934             0.0%
    Assurant, Inc.                                                    65,820    5,366,305             0.1%
    Assured Guaranty, Ltd.                                           122,989    3,374,818             0.1%
*   Asta Funding, Inc.                                                 7,527       64,732             0.0%
#   Astoria Financial Corp.                                           19,344      308,730             0.0%
#*  Atlanticus Holdings Corp.                                         19,218       58,038             0.0%
#*  AV Homes, Inc.                                                     3,852       51,000             0.0%
    Axis Capital Holdings, Ltd.                                        8,510      459,540             0.0%
#   Baldwin & Lyons, Inc. Class A                                        300        6,930             0.0%
#   Baldwin & Lyons, Inc. Class B                                      6,556      152,296             0.0%
#*  Bancorp, Inc. (The)                                                  459        3,305             0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES      VALUE+    OF NET ASSETS**
                                                                     --------- ------------ ---------------
Financials -- (Continued)
#   Bank Mutual Corp.                                                   14,475 $    104,799             0.0%
    Bank of America Corp.                                            5,529,894   92,791,621             1.7%
    Bank of New York Mellon Corp. (The)                                497,075   20,703,174             0.4%
#   Bank of the Ozarks, Inc.                                               626       31,313             0.0%
#   BankFinancial Corp.                                                 21,475      264,787             0.0%
#   Banner Corp.                                                         7,943      389,763             0.0%
    BB&T Corp.                                                         120,728    4,485,045             0.1%
    BCB Bancorp, Inc.                                                    1,059       10,601             0.0%
    Berkshire Hills Bancorp, Inc.                                       30,747      879,364             0.0%
#*  BofI Holding, Inc.                                                   8,208      656,722             0.0%
#   Capital City Bank Group, Inc.                                       15,389      237,606             0.0%
    Capital One Financial Corp.                                        373,787   29,491,794             0.6%
#*  Cascade Bancorp                                                     15,799       88,632             0.0%
    Cathay General Bancorp                                              17,730      554,949             0.0%
    Centerstate Banks, Inc.                                                747       10,891             0.0%
    Century Bancorp, Inc. Class A                                          495       22,003             0.0%
    Chicopee Bancorp, Inc.                                                 366        6,072             0.0%
    Chubb Corp. (The)                                                   20,149    2,606,273             0.1%
#   Cincinnati Financial Corp.                                          16,626    1,001,384             0.0%
    CIT Group, Inc.                                                     45,907    1,974,001             0.1%
    Citigroup, Inc.                                                  2,143,604  113,975,425             2.1%
#   Citizens Community Bancorp, Inc.                                    10,355       91,952             0.0%
    CME Group, Inc.                                                    414,385   39,146,951             0.7%
    CNA Financial Corp.                                                277,671   10,151,652             0.2%
#   CNO Financial Group, Inc.                                          301,264    5,787,281             0.1%
    Codorus Valley Bancorp, Inc.                                           139        2,857             0.0%
    Comerica, Inc.                                                      16,431      713,105             0.0%
    Community West Bancshares                                              400        2,800             0.0%
#*  Cowen Group, Inc. Class A                                           15,961       67,196             0.0%
    Donegal Group, Inc. Class A                                         13,586      192,242             0.0%
#   Donegal Group, Inc. Class B                                            300        6,029             0.0%
*   E*TRADE Financial Corp.                                             89,699    2,557,318             0.1%
    Eastern Virginia Bankshares, Inc.                                      307        1,986             0.0%
#   EMC Insurance Group, Inc.                                           27,511      687,775             0.0%
#*  Emergent Capital, Inc.                                               3,602       17,866             0.0%
    Endurance Specialty Holdings, Ltd.                                  94,576    5,970,583             0.1%
    Enterprise Financial Services Corp.                                  3,235       91,745             0.0%
    ESSA Bancorp, Inc.                                                   8,217      109,040             0.0%
    Evans Bancorp, Inc.                                                  1,681       42,025             0.0%
    Everest Re Group, Ltd.                                              34,913    6,213,467             0.1%
#*  Farmers Capital Bank Corp.                                             302        8,190             0.0%
#   FBL Financial Group, Inc. Class A                                   24,660    1,551,114             0.0%
    Federal Agricultural Mortgage Corp. Class A                            177        4,558             0.0%
#   Federal Agricultural Mortgage Corp. Class C                          9,200      270,112             0.0%
    Federated National Holding Co.                                      13,665      420,677             0.0%
    Fidelity Southern Corp.                                              7,213      151,112             0.0%
    Fifth Third Bancorp                                                 92,166    1,755,762             0.0%
*   First Acceptance Corp.                                              30,158       85,950             0.0%
#   First American Financial Corp.                                      61,982    2,363,374             0.1%
    First BanCorp                                                       16,138      299,037             0.0%
#   First Business Financial Services, Inc.                                964       23,763             0.0%
#   First Citizens BancShares, Inc. Class A                              8,627    2,209,720             0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES      VALUE+    OF NET ASSETS**
                                                                     --------- ------------ ---------------
Financials -- (Continued)
#   First Commonwealth Financial Corp.                                  30,547 $    280,727             0.0%
#   First Community Bancshares, Inc.                                       183        3,519             0.0%
#   First Defiance Financial Corp.                                      10,880      416,704             0.0%
    First Federal of Northern Michigan Bancorp, Inc.                       900        5,769             0.0%
    First Financial Northwest, Inc.                                     25,371      318,406             0.0%
#   First Merchants Corp.                                               41,623    1,091,771             0.0%
    First Midwest Bancorp, Inc.                                          7,168      127,734             0.0%
    First South Bancorp, Inc.                                            2,278       18,247             0.0%
    FNF Group                                                           46,321    1,634,205             0.0%
*   FNFV Group                                                          15,438      173,523             0.0%
    Fox Chase Bancorp, Inc.                                                351        6,146             0.0%
#*  Genworth Financial, Inc. Class A                                    34,964      163,632             0.0%
#   German American Bancorp, Inc.                                        7,459      233,690             0.0%
#*  Global Indemnity P.L.C.                                              8,282      235,292             0.0%
    Goldman Sachs Group, Inc. (The)                                    209,155   39,216,562             0.7%
#   Great Southern Bancorp, Inc.                                         1,616       78,101             0.0%
    Griffin Industrial Realty, Inc.                                      1,500       38,370             0.0%
    Guaranty Federal Bancshares, Inc.                                    1,684       24,603             0.0%
*   Hallmark Financial Services, Inc.                                   20,834      270,634             0.0%
    Hanover Insurance Group, Inc. (The)                                 88,829    7,483,843             0.2%
    Hartford Financial Services Group, Inc. (The)                      320,787   14,839,607             0.3%
    Heartland Financial USA, Inc.                                          465       17,131             0.0%
    HF Financial Corp.                                                     400        6,456             0.0%
#*  Hilltop Holdings, Inc.                                              26,171      548,806             0.0%
#   Hingham Institution for Savings                                        500       63,705             0.0%
*   HMN Financial, Inc.                                                  3,456       40,539             0.0%
#   Home Bancorp, Inc.                                                     719       18,248             0.0%
#   HopFed Bancorp, Inc.                                                 6,781       79,948             0.0%
#   Horace Mann Educators Corp.                                         58,206    1,992,973             0.1%
    Hudson City Bancorp, Inc.                                           28,191      285,293             0.0%
#   Huntington Bancshares, Inc.                                         70,847      777,192             0.0%
    Iberiabank Corp.                                                       697       42,259             0.0%
#   Independence Holding Co.                                            13,333      180,795             0.0%
#   Infinity Property & Casualty Corp.                                  15,800    1,272,216             0.0%
    Intercontinental Exchange, Inc.                                      1,479      373,300             0.0%
    International Bancshares Corp.                                         800       21,560             0.0%
#   Investment Technology Group, Inc.                                   23,677      379,069             0.0%
    Investors Title Co.                                                  1,169       87,967             0.0%
#   Janus Capital Group, Inc.                                           24,840      385,765             0.0%
    JPMorgan Chase & Co.                                             2,120,954  136,271,294             2.6%
#   Kemper Corp.                                                        46,361    1,656,015             0.0%
    Kentucky First Federal Bancorp                                       2,400       22,416             0.0%
    KeyCorp                                                            526,210    6,535,528             0.1%
    Lake Sunapee Bank Group                                              3,667       52,145             0.0%
    Lakeland Bancorp, Inc.                                               8,740      101,646             0.0%
    Landmark Bancorp, Inc.                                               2,066       54,522             0.0%
    Legg Mason, Inc.                                                    56,555    2,530,836             0.1%
#*  LendingTree, Inc.                                                    5,635      683,864             0.0%
    Leucadia National Corp.                                             35,258      705,513             0.0%
    Lincoln National Corp.                                             360,493   19,289,980             0.4%
    Loews Corp.                                                        243,798    8,888,875             0.2%
    M&T Bank Corp.                                                       4,241      508,284             0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE+    OF NET ASSETS**
                                                                     --------- ----------- ---------------
Financials -- (Continued)
    Macatawa Bank Corp.                                                 18,892 $    97,483             0.0%
    Mackinac Financial Corp.                                             6,893      71,136             0.0%
#   Maiden Holdings, Ltd.                                                5,792      90,066             0.0%
#   MainSource Financial Group, Inc.                                    45,000     973,800             0.0%
*   Markel Corp.                                                           101      87,668             0.0%
#   Marlin Business Services Corp.                                      14,241     251,496             0.0%
#   MB Financial, Inc.                                                  19,678     634,419             0.0%
#*  MBIA, Inc.                                                          82,267     617,825             0.0%
*   MBT Financial Corp.                                                 24,724     156,008             0.0%
    Mercantile Bank Corp.                                                4,422      97,549             0.0%
#   Meta Financial Group, Inc.                                           1,083      46,656             0.0%
    MetLife, Inc.                                                    1,125,923  56,724,001             1.1%
    Metro Bancorp, Inc.                                                 26,598     824,006             0.0%
#   MidWestOne Financial Group, Inc.                                       346      10,601             0.0%
    Morgan Stanley                                                   1,476,248  48,671,897             0.9%
    MutualFirst Financial, Inc.                                          2,300      53,866             0.0%
    Nasdaq, Inc.                                                        42,129   2,438,848             0.1%
    National Penn Bancshares, Inc.                                       1,071      12,895             0.0%
    National Western Life Group, Inc. Class A                              900     232,191             0.0%
#*  Navigators Group, Inc. (The)                                         3,685     314,515             0.0%
#   New York Community Bancorp, Inc.                                    54,969     908,088             0.0%
    NewBridge Bancorp                                                   11,413     129,081             0.0%
#*  NewStar Financial, Inc.                                             41,166     434,301             0.0%
#   Northeast Community Bancorp, Inc.                                   15,490     114,316             0.0%
    Northrim BanCorp, Inc.                                               5,734     158,373             0.0%
#   OFG Bancorp                                                         30,191     278,059             0.0%
    Old Republic International Corp.                                   172,923   3,119,531             0.1%
#   Oppenheimer Holdings, Inc. Class A                                   3,097      56,830             0.0%
*   Pacific Mercantile Bancorp                                          13,261      89,910             0.0%
#   PacWest Bancorp                                                      1,076      48,463             0.0%
    Park Sterling Corp.                                                  3,253      23,584             0.0%
    PartnerRe, Ltd.                                                     52,224   7,259,136             0.2%
    People's United Financial, Inc.                                     68,700   1,095,765             0.0%
    Peoples Bancorp of North Carolina, Inc.                                250       4,803             0.0%
#   Peoples Bancorp, Inc.                                               15,923     305,085             0.0%
*   PHH Corp.                                                           54,576     802,267             0.0%
#*  Phoenix Cos., Inc. (The)                                             2,631      90,454             0.0%
#   Pinnacle Financial Partners, Inc.                                   23,924   1,258,881             0.0%
#*  Piper Jaffray Cos.                                                     312      11,098             0.0%
    PNC Financial Services Group, Inc. (The)                            88,465   7,984,851             0.2%
    Popular, Inc.                                                       56,536   1,671,770             0.0%
    Premier Financial Bancorp, Inc.                                      4,434      65,313             0.0%
    Principal Financial Group, Inc.                                    218,754  10,972,701             0.2%
    Provident Financial Holdings, Inc.                                     544       9,324             0.0%
#   Provident Financial Services, Inc.                                  21,059     427,919             0.0%
    Prudential Financial, Inc.                                         497,625  41,054,062             0.8%
    Pulaski Financial Corp.                                              4,550      67,522             0.0%
    Radian Group, Inc.                                                 161,945   2,343,344             0.1%
    Regions Financial Corp.                                          1,302,555  12,178,889             0.2%
    Reinsurance Group of America, Inc.                                 169,166  15,265,540             0.3%
#   RenaissanceRe Holdings, Ltd.                                        12,667   1,388,683             0.0%
    Renasant Corp.                                                      42,102   1,457,992             0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                     SHARES      VALUE+     OF NET ASSETS**
                                                                     ------- -------------- ---------------
Financials -- (Continued)
#*  Republic First Bancorp, Inc.                                       2,174 $        8,457             0.0%
#   Resource America, Inc. Class A                                    21,051        161,882             0.0%
#   Riverview Bancorp, Inc.                                            1,682          7,939             0.0%
#   Safety Insurance Group, Inc.                                      26,197      1,518,116             0.0%
#   Sandy Spring Bancorp, Inc.                                         9,125        250,938             0.0%
*   Select Bancorp, Inc.                                                 600          4,662             0.0%
#   Selective Insurance Group, Inc.                                   45,200      1,649,348             0.0%
    SI Financial Group, Inc.                                           5,661         71,612             0.0%
#   South State Corp.                                                  8,549        662,548             0.0%
#*  Southern First Bancshares, Inc.                                    1,216         27,846             0.0%
    Southwest Bancorp, Inc.                                           16,974        287,030             0.0%
    StanCorp Financial Group, Inc.                                    15,636      1,793,762             0.0%
#   State Auto Financial Corp.                                        15,100        360,135             0.0%
    State Street Corp.                                                12,833        885,477             0.0%
    Sterling Bancorp                                                  70,552      1,085,795             0.0%
#   Stewart Information Services Corp.                                12,271        492,926             0.0%
*   Stratus Properties, Inc.                                           3,069         52,326             0.0%
    Suffolk Bancorp                                                      205          6,127             0.0%
    SunTrust Banks, Inc.                                             287,532     11,938,329             0.2%
    Symetra Financial Corp.                                           20,319        644,722             0.0%
    Synovus Financial Corp.                                           22,796        721,037             0.0%
    Timberland Bancorp, Inc.                                           2,500         30,325             0.0%
#   Torchmark Corp.                                                    7,000        406,070             0.0%
    Travelers Cos., Inc. (The)                                       132,163     14,919,881             0.3%
#   Trico Bancshares                                                     854         22,511             0.0%
#   Trustmark Corp.                                                    4,194        100,782             0.0%
#   Umpqua Holdings Corp.                                             34,932        583,364             0.0%
*   Unico American Corp.                                               1,900         18,335             0.0%
#   Union Bankshares Corp.                                            37,042        927,902             0.0%
#   United Bankshares, Inc.                                           12,121        479,386             0.0%
    United Financial Bancorp, Inc.                                     9,193        119,325             0.0%
#   United Fire Group, Inc.                                           24,429        908,515             0.0%
*   United Security Bancshares                                           416          2,188             0.0%
#   Unity Bancorp, Inc.                                                3,636         36,724             0.0%
    Unum Group                                                       517,445     17,929,469             0.3%
    Validus Holdings, Ltd.                                             8,958        396,839             0.0%
#   Valley National Bancorp                                              768          8,064             0.0%
    Voya Financial, Inc.                                              14,373        583,113             0.0%
#   Washington Federal, Inc.                                           1,243         31,000             0.0%
    Waterstone Financial, Inc.                                         1,426         18,994             0.0%
    Wells Fargo & Co.                                                 68,870      3,728,622             0.1%
#   WesBanco, Inc.                                                    31,678      1,034,287             0.0%
#   West BanCorp., Inc.                                               13,957        275,790             0.0%
    Westfield Financial, Inc.                                         10,811         84,326             0.0%
#   Wintrust Financial Corp.                                          24,224      1,223,070             0.0%
    WR Berkley Corp.                                                   5,305        296,178             0.0%
    XL Group P.L.C.                                                  240,766      9,168,369             0.2%
#   Zions Bancorporation                                              53,325      1,534,160             0.0%
                                                                             --------------            ----
Total Financials                                                              1,029,981,744            19.3%
                                                                             --------------            ----
Health Care -- (10.7%)
    Aceto Corp.                                                       31,686        955,650             0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                                     PERCENTAGE
                                                                              SHARES     VALUE+    OF NET ASSETS**
                                                                             --------- ----------- ---------------
Health Care -- (Continued)
#*          Addus HomeCare Corp.                                                 2,044 $    51,059             0.0%
            Aetna, Inc.                                                        558,462  64,100,268             1.2%
#*          Affymetrix, Inc.                                                    42,297     389,132             0.0%
#*          Albany Molecular Research, Inc.                                     34,587     623,949             0.0%
*           Alere, Inc.                                                         45,800   2,112,296             0.1%
*           Allergan P.L.C.                                                    117,350  36,198,954             0.7%
#*          Amedisys, Inc.                                                      19,727     780,795             0.0%
*           AMN Healthcare Services, Inc.                                        8,600     243,982             0.0%
#*          Amsurg Corp.                                                        30,743   2,154,777             0.1%
#           Analogic Corp.                                                       2,988     261,809             0.0%
#*          AngioDynamics, Inc.                                                 14,354     180,573             0.0%
#*          Anika Therapeutics, Inc.                                            14,671     565,127             0.0%
            Anthem, Inc.                                                       504,640  70,220,656             1.3%
*           Arrhythmia Research Technology, Inc.                                 1,200       7,452             0.0%
#*          BioScrip, Inc.                                                      22,765      44,847             0.0%
#*          BioTelemetry, Inc.                                                   5,328      69,371             0.0%
*           Boston Scientific Corp.                                          1,204,199  22,012,758             0.4%
#*          Brookdale Senior Living, Inc.                                        4,785     100,054             0.0%
#*          Cambrex Corp.                                                       43,567   2,002,775             0.0%
            Cigna Corp.                                                         42,954   5,757,554             0.1%
#*          Community Health Systems, Inc.                                     105,314   2,953,005             0.1%
#           CONMED Corp.                                                        43,239   1,753,774             0.0%
#           Cooper Cos., Inc. (The)                                             13,956   2,126,336             0.1%
*           Cross Country Healthcare, Inc.                                       7,595     102,532             0.0%
#           CryoLife, Inc.                                                      17,502     184,471             0.0%
#*          Cumberland Pharmaceuticals, Inc.                                    23,319     144,578             0.0%
#*          Cutera, Inc.                                                        23,174     314,471             0.0%
#*          Cynosure, Inc. Class A                                               8,077     304,018             0.0%
            Digirad Corp.                                                       26,711     158,129             0.0%
#*          Emergent Biosolutions, Inc.                                          8,678     278,998             0.0%
#*          Enzo Biochem, Inc.                                                  41,397     153,997             0.0%
*           Exactech, Inc.                                                       3,390      57,732             0.0%
*           Express Scripts Holding Co.                                        501,076  43,282,945             0.8%
*           Five Star Quality Care, Inc.                                        28,953      94,676             0.0%
#*          Genesis Healthcare, Inc.                                             9,380      46,525             0.0%
#*          Greatbatch, Inc.                                                    41,672   2,227,368             0.1%
#*          Hanger, Inc.                                                        16,897     243,655             0.0%
#*          Harvard Bioscience, Inc.                                            32,107      94,395             0.0%
*           Health Net, Inc.                                                    44,958   2,889,001             0.1%
#*          Healthways, Inc.                                                    37,281     438,797             0.0%
*           Hologic, Inc.                                                      305,036  11,853,699             0.2%
            Humana, Inc.                                                       236,814  42,302,085             0.8%
#*          Impax Laboratories, Inc.                                             4,700     162,761             0.0%
#           Invacare Corp.                                                       7,330     126,662             0.0%
            Kewaunee Scientific Corp.                                            1,631      27,107             0.0%
#           Kindred Healthcare, Inc.                                            56,891     762,339             0.0%
#           LeMaitre Vascular, Inc.                                              5,100      67,932             0.0%
#*          LHC Group, Inc.                                                      1,418      63,902             0.0%
*           LifePoint Hospitals, Inc.                                           82,208   5,662,487             0.1%
*           Magellan Health, Inc.                                               17,899     955,807             0.0%
#*          MedAssets, Inc.                                                     44,682   1,058,070             0.0%
(degrees)*  MedCath Corp.                                                       29,240          --             0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES      VALUE+    OF NET ASSETS**
                                                                     --------- ------------ ---------------
Health Care -- (Continued)
    Medtronic P.L.C.                                                   324,690 $ 24,001,085             0.5%
#*  Merit Medical Systems, Inc.                                         13,395      248,343             0.0%
*   Misonix, Inc.                                                        3,362       37,453             0.0%
#*  Molina Healthcare, Inc.                                             24,941    1,546,342             0.0%
#   National Healthcare Corp.                                            6,484      423,276             0.0%
#*  Natus Medical, Inc.                                                 15,698      714,730             0.0%
#*  NuVasive, Inc.                                                       2,045       96,442             0.0%
#*  Omnicell, Inc.                                                      35,405      963,016             0.0%
    PerkinElmer, Inc.                                                   76,500    3,950,460             0.1%
    Pfizer, Inc.                                                     4,448,466  150,447,120             2.8%
*   PharMerica Corp.                                                    33,305      951,524             0.0%
#*  Prestige Brands Holdings, Inc.                                     111,489    5,464,076             0.1%
#*  Repligen Corp.                                                      21,271      707,048             0.0%
#*  RTI Surgical, Inc.                                                  73,086      307,327             0.0%
#*  SciClone Pharmaceuticals, Inc.                                      13,028       99,273             0.0%
#   Select Medical Holdings Corp.                                       42,204      476,905             0.0%
*   SunLink Health Systems, Inc.                                         1,750        2,975             0.0%
#*  SurModics, Inc.                                                      5,593      119,299             0.0%
*   Symmetry Surgical, Inc.                                             19,262      163,727             0.0%
#   Teleflex, Inc.                                                      37,223    4,950,659             0.1%
    Thermo Fisher Scientific, Inc.                                     499,520   65,327,226             1.2%
#*  Triple-S Management Corp. Class B                                   20,684      425,884             0.0%
    UnitedHealth Group, Inc.                                            89,716   10,566,750             0.2%
#   Universal American Corp.                                            84,328      629,087             0.0%
*   VCA, Inc.                                                           69,140    3,786,798             0.1%
#*  WellCare Health Plans, Inc.                                         18,375    1,628,025             0.0%
#*  Wright Medical Group NV                                              5,134       99,240             0.0%
    Zoetis, Inc.                                                        65,996    2,838,488             0.1%
                                                                               ------------            ----
Total Health Care                                                               610,698,670            11.4%
                                                                               ------------            ----
Industrials -- (12.4%)
    AAR Corp.                                                           32,906      746,637             0.0%
#   ABM Industries, Inc.                                                64,500    1,831,800             0.0%
    Acme United Corp.                                                    1,030       16,841             0.0%
#   Actuant Corp. Class A                                               44,986    1,025,681             0.0%
#   ADT Corp. (The)                                                    189,445    6,259,263             0.1%
#*  AECOM                                                               55,835    1,645,457             0.0%
*   Aegion Corp.                                                        42,549      820,770             0.0%
#*  Aerovironment, Inc.                                                 35,065      808,950             0.0%
#   AGCO Corp.                                                          58,973    2,853,703             0.1%
#*  Air Transport Services Group, Inc.                                   6,308       61,755             0.0%
#   Alamo Group, Inc.                                                   22,751    1,067,477             0.0%
    Alaska Air Group, Inc.                                             105,252    8,025,465             0.2%
#   Albany International Corp. Class A                                  20,551      772,101             0.0%
    AMERCO                                                              29,431   11,958,110             0.2%
#*  Ameresco, Inc. Class A                                                 981        6,357             0.0%
#   American Railcar Industries, Inc.                                   20,003    1,154,573             0.0%
    Apogee Enterprises, Inc.                                            36,374    1,801,604             0.0%
    ArcBest Corp.                                                       12,135      314,297             0.0%
#   Argan, Inc.                                                             21          776             0.0%
#   Astec Industries, Inc.                                              22,925      745,063             0.0%
#*  Atlas Air Worldwide Holdings, Inc.                                  36,746    1,515,405             0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE+    OF NET ASSETS**
                                                                     --------- ----------- ---------------
Industrials -- (Continued)
*   Avis Budget Group, Inc.                                             94,608 $ 4,724,724             0.1%
#   Barnes Group, Inc.                                                  36,400   1,368,276             0.0%
#   Barrett Business Services, Inc.                                      1,149      56,278             0.0%
*   BlueLinx Holdings, Inc.                                             17,052      11,936             0.0%
#   Brady Corp. Class A                                                 38,500     875,875             0.0%
#   Briggs & Stratton Corp.                                             41,033     729,156             0.0%
#*  Builders FirstSource, Inc.                                          12,182     143,991             0.0%
*   CAI International, Inc.                                             17,082     198,493             0.0%
#*  Casella Waste Systems, Inc. Class A                                  5,201      31,570             0.0%
#   Caterpillar, Inc.                                                   99,317   7,249,148             0.1%
#*  CBIZ, Inc.                                                          38,149     410,102             0.0%
#   CDI Corp.                                                           26,779     214,232             0.0%
#   Ceco Environmental Corp.                                             3,773      33,655             0.0%
#   Celadon Group, Inc.                                                 24,642     356,816             0.0%
#   Chicago Rivet & Machine Co.                                            700      18,333             0.0%
#   CIRCOR International, Inc.                                          10,019     460,072             0.0%
#   Columbus McKinnon Corp.                                             17,542     327,860             0.0%
    Comfort Systems USA, Inc.                                           44,560   1,422,801             0.0%
    Compx International, Inc.                                              500       5,620             0.0%
#   Covanta Holding Corp.                                               94,292   1,580,334             0.0%
#*  Covenant Transportation Group, Inc. Class A                          7,080     136,644             0.0%
*   CPI Aerostructures, Inc.                                             4,626      39,321             0.0%
*   CRA International, Inc.                                              7,613     178,144             0.0%
    CSX Corp.                                                        1,242,950  33,547,220             0.6%
    Curtiss-Wright Corp.                                                46,353   3,224,315             0.1%
*   DigitalGlobe, Inc.                                                  21,971     328,027             0.0%
    Douglas Dynamics, Inc.                                              30,234     663,334             0.0%
*   Ducommun, Inc.                                                      12,645     273,638             0.0%
#*  Dycom Industries, Inc.                                              39,867   3,033,480             0.1%
#   Dynamic Materials Corp.                                              1,436      10,239             0.0%
    Eastern Co. (The)                                                   10,193     170,937             0.0%
    Eaton Corp. P.L.C.                                                  98,845   5,526,424             0.1%
    EMCOR Group, Inc.                                                   50,540   2,440,071             0.1%
#   Encore Wire Corp.                                                   19,966     853,946             0.0%
#*  Energy Recovery, Inc.                                                1,783      12,784             0.0%
#   EnerSys                                                             43,239   2,637,147             0.1%
#   Engility Holdings, Inc.                                              7,988     257,134             0.0%
#   Ennis, Inc.                                                         48,483     971,114             0.0%
#   EnPro Industries, Inc.                                              17,635     866,055             0.0%
#   ESCO Technologies, Inc.                                             17,601     652,821             0.0%
    Espey Manufacturing & Electronics Corp.                              1,671      42,109             0.0%
#   Essendant, Inc.                                                     24,021     830,406             0.0%
#*  Esterline Technologies Corp.                                        44,968   3,464,784             0.1%
#   Federal Signal Corp.                                               141,916   2,137,255             0.1%
    FedEx Corp.                                                        142,324  22,209,660             0.4%
#   Fortune Brands Home & Security, Inc.                               149,626   7,829,929             0.2%
*   Franklin Covey Co.                                                   3,046      52,178             0.0%
#   FreightCar America, Inc.                                             9,404     170,965             0.0%
#*  FTI Consulting, Inc.                                                25,736     875,281             0.0%
*   Furmanite Corp.                                                     31,044     215,756             0.0%
#   G&K Services, Inc. Class A                                          29,714   1,955,775             0.1%
#   GATX Corp.                                                          65,445   3,056,282             0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES      VALUE+    OF NET ASSETS**
                                                                     --------- ------------ ---------------
Industrials -- (Continued)
#*  Genco Shipping & Trading, Ltd.                                           8 $         19             0.0%
#*  Gencor Industries, Inc.                                              8,766       84,855             0.0%
    General Dynamics Corp.                                              15,017    2,231,226             0.1%
    General Electric Co.                                             5,637,788  163,044,829             3.1%
#*  Genesee & Wyoming, Inc. Class A                                      1,200       80,520             0.0%
*   Gibraltar Industries, Inc.                                          24,203      612,820             0.0%
*   GP Strategies Corp.                                                 18,583      466,247             0.0%
#   Granite Construction, Inc.                                          27,179      892,558             0.0%
#*  Great Lakes Dredge & Dock Corp.                                     69,820      279,280             0.0%
#   Greenbrier Cos., Inc. (The)                                         22,451      854,036             0.0%
#   Griffon Corp.                                                       67,323    1,156,609             0.0%
    H&E Equipment Services, Inc.                                        59,629    1,151,436             0.0%
#*  Hawaiian Holdings, Inc.                                             18,070      627,029             0.0%
#   Heidrick & Struggles International, Inc.                            18,234      484,295             0.0%
*   Hertz Global Holdings, Inc.                                        278,411    5,429,014             0.1%
#*  Hill International, Inc.                                            27,154       91,781             0.0%
    Huntington Ingalls Industries, Inc.                                 47,666    5,717,060             0.1%
    Hurco Cos., Inc.                                                     7,910      212,542             0.0%
*   Huron Consulting Group, Inc.                                         4,001      193,248             0.0%
#   Hyster-Yale Materials Handling, Inc.                                12,246      716,636             0.0%
#*  ICF International, Inc.                                             31,660      971,012             0.0%
    Ingersoll-Rand P.L.C.                                              213,109   12,628,839             0.3%
    Insteel Industries, Inc.                                            17,578      375,993             0.0%
#   International Shipholding Corp.                                      7,348       14,916             0.0%
*   JetBlue Airways Corp.                                              324,893    8,070,342             0.2%
    Kadant, Inc.                                                         5,786      237,920             0.0%
    KAR Auction Services, Inc.                                          18,100      695,040             0.0%
    KBR, Inc.                                                            3,600       66,384             0.0%
#   Kennametal, Inc.                                                     1,000       28,120             0.0%
*   Key Technology, Inc.                                                 3,199       35,797             0.0%
    Kimball International, Inc. Class B                                 31,258      341,337             0.0%
    Korn/Ferry International                                            33,148    1,205,593             0.0%
#*  Kratos Defense & Security Solutions, Inc.                            2,711       13,528             0.0%
    L-3 Communications Holdings, Inc.                                  100,470   12,699,408             0.3%
#*  Lawson Products, Inc.                                                8,847      230,110             0.0%
#   LB Foster Co. Class A                                                6,682       98,426             0.0%
#*  LMI Aerospace, Inc.                                                 13,807      144,835             0.0%
    LS Starrett Co. (The) Class A                                        4,097       48,959             0.0%
    LSI Industries, Inc.                                                27,715      297,659             0.0%
#*  Lydall, Inc.                                                        14,605      499,929             0.0%
    Manpowergroup, Inc.                                                 22,886    2,100,477             0.1%
#   Marten Transport, Ltd.                                              47,782      783,147             0.0%
    Matson, Inc.                                                        62,316    2,855,942             0.1%
#   Matthews International Corp. Class A                                12,387      715,102             0.0%
#   McGrath RentCorp                                                    17,552      527,438             0.0%
*   Mfri, Inc.                                                           8,900       50,196             0.0%
#   Miller Industries, Inc.                                             20,099      455,845             0.0%
#   Mobile Mini, Inc.                                                   54,461    1,864,745             0.0%
*   Moog, Inc. Class A                                                  35,339    2,182,537             0.1%
#   Mueller Industries, Inc.                                            30,912      974,346             0.0%
#   Mueller Water Products, Inc. Class A                               185,957    1,636,422             0.0%
#   Multi-Color Corp.                                                      308       23,975             0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                     SHARES    VALUE+    OF NET ASSETS**
                                                                     ------- ----------- ---------------
Industrials -- (Continued)
#*  MYR Group, Inc.                                                   19,582 $   440,595             0.0%
    National Presto Industries, Inc.                                     571      50,277             0.0%
*   Navigant Consulting, Inc.                                         12,297     211,508             0.0%
    Nielsen Holdings P.L.C.                                           16,256     772,323             0.0%
#*  NL Industries, Inc.                                               47,751     166,651             0.0%
#   NN, Inc.                                                          18,396     253,865             0.0%
    Norfolk Southern Corp.                                           545,229  43,634,677             0.8%
    Northrop Grumman Corp.                                           175,493  32,948,811             0.6%
#*  Northwest Pipe Co.                                                 6,690      88,375             0.0%
#*  NOW, Inc.                                                         62,737   1,035,788             0.0%
*   On Assignment, Inc.                                               53,951   2,433,730             0.1%
    Orbital ATK, Inc.                                                 56,610   4,846,948             0.1%
#   Oshkosh Corp.                                                     14,466     594,408             0.0%
    Owens Corning                                                    149,300   6,797,629             0.1%
#*  PAM Transportation Services, Inc.                                 15,437     551,255             0.0%
#   Pentair P.L.C.                                                   117,934   6,594,869             0.1%
#   Powell Industries, Inc.                                            7,529     250,866             0.0%
#*  PowerSecure International, Inc.                                   19,459     242,459             0.0%
    Precision Castparts Corp.                                          6,312   1,456,873             0.0%
    Providence and Worcester Railroad Co.                                850      13,617             0.0%
    Quad/Graphics, Inc.                                                2,390      30,831             0.0%
#   Quanex Building Products Corp.                                    21,431     404,403             0.0%
#*  Quanta Services, Inc.                                            168,307   3,384,654             0.1%
    Raytheon Co.                                                      96,954  11,382,400             0.2%
    RCM Technologies, Inc.                                            20,293     103,697             0.0%
    Regal Beloit Corp.                                                16,070   1,025,105             0.0%
#*  Republic Airways Holdings, Inc.                                   48,736     280,719             0.0%
    Republic Services, Inc.                                          429,755  18,797,484             0.4%
#   Resources Connection, Inc.                                        25,955     465,892             0.0%
*   Roadrunner Transportation Systems, Inc.                              879       9,353             0.0%
#*  Rush Enterprises, Inc. Class A                                    32,603     794,861             0.0%
#*  Rush Enterprises, Inc. Class B                                    18,522     420,079             0.0%
#   Ryder System, Inc.                                                89,844   6,449,002             0.1%
#*  Saia, Inc.                                                         8,925     210,719             0.0%
    SIFCO Industries, Inc.                                             6,623      82,655             0.0%
#   SkyWest, Inc.                                                     38,506     733,154             0.0%
*   SL Industries, Inc.                                                  300      10,050             0.0%
    Southwest Airlines Co.                                           645,761  29,892,277             0.6%
#*  Sparton Corp.                                                      9,132     214,876             0.0%
    SPX Corp.                                                         12,803     156,837             0.0%
#*  SPX FLOW, Inc.                                                    12,803     434,022             0.0%
#   Standex International Corp.                                       22,341   2,004,435             0.1%
    Stanley Black & Decker, Inc.                                     154,919  16,418,316             0.3%
    Steelcase, Inc. Class A                                           55,469   1,076,653             0.0%
    Supreme Industries, Inc. Class A                                   1,433      11,464             0.0%
#*  TAL International Group, Inc.                                     24,053     407,939             0.0%
#   Terex Corp.                                                       27,578     553,215             0.0%
#   Tetra Tech, Inc.                                                  45,222   1,216,472             0.0%
*   Titan Machinery, Inc.                                              2,883      35,259             0.0%
#*  TRC Cos., Inc.                                                    23,870     246,577             0.0%
#   Trinity Industries, Inc.                                         183,814   4,975,845             0.1%
    Triumph Group, Inc.                                               57,456   2,676,300             0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                     ------- ------------ ---------------
Industrials -- (Continued)
#*  Tutor Perini Corp.                                                33,844 $    567,902             0.0%
#   Twin Disc, Inc.                                                      900       10,602             0.0%
    Tyco International P.L.C.                                        240,619    8,768,156             0.2%
*   Ultralife Corp.                                                    3,309       22,435             0.0%
#   UniFirst Corp.                                                    18,705    1,965,334             0.1%
    Union Pacific Corp.                                              888,128   79,354,237             1.5%
    Universal Forest Products, Inc.                                   31,800    2,309,634             0.1%
#*  USA Truck, Inc.                                                   15,105      274,609             0.0%
*   Vectrus, Inc.                                                      4,069      101,196             0.0%
#*  Veritiv Corp.                                                      9,437      396,354             0.0%
#*  Versar, Inc.                                                       5,526       18,015             0.0%
    Viad Corp.                                                        23,193      698,341             0.0%
#*  Virco Manufacturing Corp.                                         12,601       45,616             0.0%
#   VSE Corp.                                                            305       17,525             0.0%
    Waste Connections, Inc.                                            2,800      152,544             0.0%
#   Watts Water Technologies, Inc. Class A                            53,615    2,918,801             0.1%
#   Werner Enterprises, Inc.                                          34,105      902,418             0.0%
#*  Wesco Aircraft Holdings, Inc.                                      6,228       77,601             0.0%
#*  WESCO International, Inc.                                         11,687      571,845             0.0%
*   Willdan Group, Inc.                                                1,000       11,110             0.0%
*   Willis Lease Finance Corp.                                         6,713      104,723             0.0%
#*  XPO Logistics, Inc.                                               12,216      339,116             0.0%
                                                                             ------------            ----
Total Industrials                                                             707,434,074            13.2%
                                                                             ------------            ----
Information Technology -- (8.0%)
#   Activision Blizzard, Inc.                                        982,162   34,139,951             0.7%
*   Actua Corp.                                                        1,184       16,398             0.0%
#*  Acxiom Corp.                                                       7,769      171,850             0.0%
#*  Advanced Energy Industries, Inc.                                  34,960      988,669             0.0%
#*  Agilysys, Inc.                                                    16,899      192,142             0.0%
#*  Alpha & Omega Semiconductor, Ltd.                                    419        3,721             0.0%
#*  Amtech Systems, Inc.                                               6,195       31,904             0.0%
#*  ANADIGICS, Inc.                                                    6,921        1,592             0.0%
#*  ARRIS Group, Inc.                                                140,787    3,978,641             0.1%
*   Arrow Electronics, Inc.                                          182,170   10,017,528             0.2%
    Astro-Med, Inc.                                                    6,285       82,836             0.0%
    Avnet, Inc.                                                      139,400    6,332,942             0.1%
#   AVX Corp.                                                        172,540    2,329,290             0.1%
*   Aware, Inc.                                                       14,326       46,273             0.0%
#*  Axcelis Technologies, Inc.                                           700        1,960             0.0%
*   AXT, Inc.                                                         20,506       45,113             0.0%
#   Bel Fuse, Inc. Class A                                             3,874       61,597             0.0%
#   Bel Fuse, Inc. Class B                                            11,837      213,421             0.0%
#*  Benchmark Electronics, Inc.                                       62,063    1,227,606             0.0%
    Black Box Corp.                                                   18,611      227,240             0.0%
*   Blackhawk Network Holdings, Inc.                                  25,926    1,103,929             0.0%
#*  Blucora, Inc.                                                     81,156      795,329             0.0%
    Brocade Communications Systems, Inc.                             461,513    4,808,965             0.1%
#   Brooks Automation, Inc.                                           50,847      561,351             0.0%
*   Bsquare Corp.                                                      4,065       44,227             0.0%
*   CACI International, Inc. Class A                                  24,830    2,409,503             0.1%
*   Calix, Inc.                                                       16,027      112,029             0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE+    OF NET ASSETS**
                                                                     --------- ----------- ---------------
Information Technology -- (Continued)
#*  Cascade Microtech, Inc.                                             24,071 $   368,768             0.0%
#   Checkpoint Systems, Inc.                                            27,235     203,718             0.0%
#*  CIBER, Inc.                                                         34,165     121,969             0.0%
    Cisco Systems, Inc.                                              2,617,806  75,523,703             1.4%
#   Cohu, Inc.                                                          28,915     364,040             0.0%
    Communications Systems, Inc.                                        11,639      94,392             0.0%
    Computer Sciences Corp.                                            161,200  10,734,308             0.2%
#   Comtech Telecommunications Corp.                                    15,569     376,147             0.0%
    Concurrent Computer Corp.                                           13,740      68,288             0.0%
#   Convergys Corp.                                                    197,364   5,066,334             0.1%
*   CoreLogic, Inc.                                                     96,545   3,763,324             0.1%
#   Corning, Inc.                                                      816,154  15,180,464             0.3%
#*  Cray, Inc.                                                          12,866     381,220             0.0%
    CSP, Inc.                                                            2,414      13,567             0.0%
#   CTS Corp.                                                           66,936   1,216,897             0.0%
*   CyberOptics Corp.                                                    7,734      54,447             0.0%
#*  Cypress Semiconductor Corp.                                         52,022     548,312             0.0%
*   Datalink Corp.                                                      28,408     207,378             0.0%
*   Digi International, Inc.                                            25,438     328,150             0.0%
#*  Diodes, Inc.                                                         4,709     107,836             0.0%
#*  DSP Group, Inc.                                                     46,713     471,801             0.0%
#   EarthLink Holdings Corp.                                            83,735     715,934             0.0%
*   EchoStar Corp. Class A                                              23,551   1,055,791             0.0%
*   Edgewater Technology, Inc.                                          13,603     108,008             0.0%
#   Electro Rent Corp.                                                  24,062     249,764             0.0%
    Electro Scientific Industries, Inc.                                  6,085      28,417             0.0%
*   Electronics for Imaging, Inc.                                       58,110   2,698,628             0.1%
    EMC Corp.                                                          342,124   8,970,491             0.2%
*   Emcore Corp.                                                           744       5,089             0.0%
#*  EnerNOC, Inc.                                                       13,197     103,464             0.0%
#*  Entegris, Inc.                                                         300       3,849             0.0%
    EPIQ Systems, Inc.                                                  23,453     323,651             0.0%
*   ePlus, Inc.                                                          8,745     738,253             0.0%
#*  Euronet Worldwide, Inc.                                             23,278   1,867,827             0.1%
#*  Exar Corp.                                                          51,341     292,130             0.0%
#*  Fabrinet                                                             4,055      87,872             0.0%
#*  Fairchild Semiconductor International, Inc.                        118,008   1,968,373             0.1%
    Fidelity National Information Services, Inc.                       151,857  11,073,412             0.2%
#*  Finisar Corp.                                                       61,526     699,551             0.0%
*   First Solar, Inc.                                                   28,266   1,613,141             0.0%
#*  FormFactor, Inc.                                                    30,568     251,880             0.0%
*   Frequency Electronics, Inc.                                         16,953     185,127             0.0%
*   GSE Systems, Inc.                                                   10,238      13,924             0.0%
#*  GSI Technology, Inc.                                                 5,863      24,742             0.0%
    Hackett Group, Inc. (The)                                           53,321     793,417             0.0%
#*  Harmonic, Inc.                                                      22,962     132,261             0.0%
    HP, Inc.                                                           810,974  21,863,859             0.4%
#*  Hutchinson Technology, Inc.                                         13,656      23,898             0.0%
    IAC/InterActiveCorp                                                125,298   8,396,219             0.2%
#*  ID Systems, Inc.                                                    17,291      60,864             0.0%
#*  Identiv, Inc.                                                        1,017       2,614             0.0%
    Ingram Micro, Inc. Class A                                         277,679   8,269,281             0.2%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE+    OF NET ASSETS**
                                                                     --------- ----------- ---------------
Information Technology -- (Continued)
*   Insight Enterprises, Inc.                                           42,100 $ 1,069,340             0.0%
*   Integrated Device Technology, Inc.                                 155,683   3,969,917             0.1%
    Integrated Silicon Solution, Inc.                                   42,178     948,161             0.0%
    Intel Corp.                                                      1,924,139  65,151,347             1.2%
#*  Internap Corp.                                                      32,386     218,929             0.0%
#   Intersil Corp. Class A                                             119,798   1,623,263             0.0%
#*  Intevac, Inc.                                                        4,144      20,306             0.0%
*   IntriCon Corp.                                                       2,835      23,190             0.0%
#*  Itron, Inc.                                                         33,397   1,226,672             0.0%
    IXYS Corp.                                                           3,055      38,065             0.0%
    Juniper Networks, Inc.                                             212,100   6,657,819             0.1%
*   Key Tronic Corp.                                                    17,623     146,800             0.0%
#*  Kimball Electronics, Inc.                                           23,443     267,016             0.0%
*   Kulicke & Soffa Industries, Inc.                                    71,688     759,893             0.0%
#*  KVH Industries, Inc.                                                19,858     194,608             0.0%
#*  Lattice Semiconductor Corp.                                        108,469     496,788             0.0%
#   Lexmark International, Inc. Class A                                 35,849   1,164,734             0.0%
#*  Limelight Networks, Inc.                                            18,463      37,665             0.0%
#   ManTech International Corp. Class A                                  2,048      59,187             0.0%
#   Marvell Technology Group, Ltd.                                     166,418   1,366,292             0.0%
#*  Maxwell Technologies, Inc.                                           2,521      15,126             0.0%
#   Mentor Graphics Corp.                                               35,620     968,864             0.0%
*   Mercury Systems, Inc.                                                2,055      35,264             0.0%
    Methode Electronics, Inc.                                           79,272   2,642,136             0.1%
#*  Micron Technology, Inc.                                            758,908  12,567,517             0.3%
#   MKS Instruments, Inc.                                               61,200   2,156,688             0.1%
    MOCON, Inc.                                                            700       9,597             0.0%
#*  ModusLink Global Solutions, Inc.                                    68,955     199,280             0.0%
    NCI, Inc. Class A                                                      686      10,660             0.0%
*   NETGEAR, Inc.                                                          428      17,719             0.0%
*   Newport Corp.                                                       64,756     978,463             0.0%
#*  Novatel Wireless, Inc.                                              10,953      23,549             0.0%
*   OmniVision Technologies, Inc.                                       37,132   1,072,001             0.0%
    Optical Cable Corp.                                                 10,793      33,782             0.0%
#*  PAR Technology Corp.                                                12,896      67,833             0.0%
#   Park Electrochemical Corp.                                           1,642      26,830             0.0%
#   PC Connection, Inc.                                                 39,267     912,565             0.0%
    PC-Tel, Inc.                                                        30,854     176,331             0.0%
*   PCM, Inc.                                                           10,471      97,066             0.0%
*   Perceptron, Inc.                                                     8,428      67,003             0.0%
    Pericom Semiconductor Corp.                                         37,284     650,606             0.0%
#*  Photronics, Inc.                                                    79,712     764,438             0.0%
*   Planar Systems, Inc.                                                 3,449      21,487             0.0%
#*  Plexus Corp.                                                        10,626     367,872             0.0%
#*  PMC-Sierra, Inc.                                                   102,988   1,227,617             0.0%
*   Polycom, Inc.                                                       36,977     509,543             0.0%
*   Qorvo, Inc.                                                         24,909   1,094,252             0.0%
*   Qualstar Corp.                                                       2,118       2,499             0.0%
#*  Rambus, Inc.                                                         1,069      11,032             0.0%
#*  RealNetworks, Inc.                                                  17,952      69,654             0.0%
    Reis, Inc.                                                          13,511     328,858             0.0%
#   RF Industries, Ltd.                                                  2,823      12,732             0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES      VALUE+    OF NET ASSETS**
                                                                     --------- ------------ ---------------
Information Technology -- (Continued)
    Richardson Electronics, Ltd.                                        22,324 $    133,944             0.0%
#*  Rofin-Sinar Technologies, Inc.                                       4,978      144,163             0.0%
#*  Rogers Corp.                                                         7,543      350,900             0.0%
#*  Rovi Corp.                                                          19,000      173,850             0.0%
#*  Rudolph Technologies, Inc.                                          16,097      205,881             0.0%
#   SanDisk Corp.                                                       13,097    1,008,469             0.0%
#*  Sanmina Corp.                                                       39,846      823,617             0.0%
#*  ScanSource, Inc.                                                    14,745      508,850             0.0%
#*  Seachange International, Inc.                                        8,687       56,205             0.0%
*   ShoreTel, Inc.                                                       3,200       30,208             0.0%
#*  Sonus Networks, Inc.                                                 6,622       43,771             0.0%
    SS&C Technologies Holdings, Inc.                                    25,793    1,912,551             0.1%
*   StarTek, Inc.                                                       22,913       82,487             0.0%
#*  SunPower Corp.                                                      18,322      491,762             0.0%
#*  Super Micro Computer, Inc.                                           5,886      166,044             0.0%
#*  support.com, Inc.                                                   15,100       17,516             0.0%
*   Sykes Enterprises, Inc.                                             20,292      588,468             0.0%
#   SYNNEX Corp.                                                        55,900    4,943,796             0.1%
*   Synopsys, Inc.                                                       4,200      209,916             0.0%
#*  Tech Data Corp.                                                     82,952    6,038,076             0.1%
*   TeleCommunication Systems, Inc. Class A                             42,347      173,199             0.0%
#*  Telenav, Inc.                                                        9,865       71,028             0.0%
#   Teradyne, Inc.                                                      26,789      522,921             0.0%
    Tessco Technologies, Inc.                                            8,689      189,768             0.0%
    Tessera Technologies, Inc.                                          48,635    1,700,766             0.0%
    TheStreet, Inc.                                                      2,840        4,090             0.0%
#*  TTM Technologies, Inc.                                              55,241      403,259             0.0%
#*  United Online, Inc.                                                 17,780      207,670             0.0%
#*  Veeco Instruments, Inc.                                             15,978      287,924             0.0%
#*  Virtusa Corp.                                                       30,064    1,726,576             0.1%
#   Vishay Intertechnology, Inc.                                       151,731    1,608,349             0.0%
*   Vishay Precision Group, Inc.                                        16,480      193,310             0.0%
    Western Digital Corp.                                              212,781   14,218,026             0.3%
#*  Xcerra Corp.                                                        20,165      139,945             0.0%
    Xerox Corp.                                                      1,036,475    9,732,500             0.2%
*   XO Group, Inc.                                                       6,284       95,077             0.0%
*   Yahoo!, Inc.                                                     1,048,770   37,357,187             0.7%
                                                                               ------------             ---
Total Information Technology                                                    456,903,726             8.5%
                                                                               ------------             ---
Materials -- (2.3%)
    A Schulman, Inc.                                                    32,960    1,182,934             0.0%
#   Alcoa, Inc.                                                        995,255    8,887,627             0.2%
#   Allegheny Technologies, Inc.                                        22,777      334,822             0.0%
#*  AM Castle & Co.                                                     24,982       59,707             0.0%
    Ampco-Pittsburgh Corp.                                               4,007       46,441             0.0%
    Ashland, Inc.                                                      112,560   12,350,083             0.2%
    Axiall Corp.                                                        26,423      535,066             0.0%
    Bemis Co., Inc.                                                     25,154    1,151,550             0.0%
    Cabot Corp.                                                         46,280    1,663,303             0.0%
#*  Century Aluminum Co.                                                15,822       57,276             0.0%
*   Chemtura Corp.                                                      49,368    1,576,814             0.0%
*   Clearwater Paper Corp.                                              16,822      848,333             0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                                    PERCENTAGE
                                                                             SHARES     VALUE+    OF NET ASSETS**
                                                                             ------- ------------ ---------------
Materials -- (Continued)
#           Commercial Metals Co.                                             85,208 $  1,224,439             0.0%
#*          Core Molding Technologies, Inc.                                   11,847      237,414             0.0%
#           Cytec Industries, Inc.                                           129,400    9,629,948             0.2%
            Domtar Corp.                                                       8,107      334,333             0.0%
            Dow Chemical Co. (The)                                            11,060      571,470             0.0%
#           Freeport-McMoRan, Inc.                                           327,519    3,854,899             0.1%
            Friedman Industries, Inc.                                         13,926       83,417             0.0%
#           FutureFuel Corp.                                                   6,104       94,063             0.0%
            Graphic Packaging Holding Co.                                    154,000    2,180,640             0.1%
#           Greif, Inc. Class A                                                4,885      160,130             0.0%
#*          Headwaters, Inc.                                                   1,311       26,941             0.0%
#*          Horsehead Holding Corp.                                           49,015      139,203             0.0%
#           Huntsman Corp.                                                    50,242      661,687             0.0%
            International Paper Co.                                          493,615   21,072,424             0.4%
            Kaiser Aluminum Corp.                                             27,181    2,209,543             0.1%
#           KapStone Paper and Packaging Corp.                                80,984    1,761,402             0.0%
*           Kraton Performance Polymers, Inc.                                  5,435      110,820             0.0%
#*          Louisiana-Pacific Corp.                                          173,457    3,063,251             0.1%
#           Martin Marietta Materials, Inc.                                   23,633    3,666,660             0.1%
#           Materion Corp.                                                    18,497      557,685             0.0%
            Mercer International, Inc.                                        21,725      234,630             0.0%
#           Minerals Technologies, Inc.                                       34,280    2,020,463             0.1%
            Mosaic Co. (The)                                                  17,274      583,688             0.0%
#           Myers Industries, Inc.                                            57,792      902,133             0.0%
#           Neenah Paper, Inc.                                                 7,684      517,978             0.0%
            Newmont Mining Corp.                                              48,146      936,921             0.0%
*           Northern Technologies International Corp.                          3,035       54,478             0.0%
            Nucor Corp.                                                       83,945    3,550,874             0.1%
            Olin Corp.                                                        69,801    1,338,783             0.0%
#           Olympic Steel, Inc.                                                9,986       95,566             0.0%
#           PH Glatfelter Co.                                                 50,600      981,640             0.0%
#           PolyOne Corp.                                                      5,174      173,019             0.0%
            Reliance Steel & Aluminum Co.                                     93,801    5,624,308             0.1%
*           Resolute Forest Products, Inc.                                     1,817       13,573             0.0%
#           Schnitzer Steel Industries, Inc. Class A                             400        6,744             0.0%
            Sensient Technologies Corp.                                       38,101    2,486,852             0.1%
            Steel Dynamics, Inc.                                              94,919    1,753,154             0.0%
#*          Stillwater Mining Co.                                             55,630      519,584             0.0%
            SunCoke Energy, Inc.                                              62,210      308,562             0.0%
            Synalloy Corp.                                                     5,144       44,856             0.0%
            Tredegar Corp.                                                    27,973      398,895             0.0%
#           Tronox, Ltd. Class A                                               1,600        9,936             0.0%
#*          Universal Stainless & Alloy Products, Inc.                         6,269       54,540             0.0%
            Vulcan Materials Co.                                              58,246    5,625,399             0.1%
            Wausau Paper Corp.                                                 9,413       96,107             0.0%
            Westlake Chemical Corp.                                          158,152    9,531,821             0.2%
            WestRock Co.                                                     200,591   10,783,772             0.2%
#           Worthington Industries, Inc.                                      47,320    1,452,724             0.0%
                                                                                     ------------             ---
Total Materials                                                                       130,435,325             2.4%
                                                                                     ------------             ---
Other -- (0.0%)
(degrees)#  Gerber Scientific, Inc. Escrow Shares                             47,409           --             0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                                          PERCENTAGE
                                                                                SHARES       VALUE+     OF NET ASSETS**
                                                                              ---------- -------------- ---------------
Other -- (Continued)
(degrees)    Petrocorp, Inc. Escrow Shares                                           900 $           --             0.0%
                                                                                         --------------           -----
Total Other                                                                                          --             0.0%
                                                                                         --------------           -----
Telecommunication Services -- (3.9%)
             AT&T, Inc.                                                        5,441,020    182,328,580             3.4%
#            Atlantic Tele-Network, Inc.                                              84          6,419             0.0%
             CenturyLink, Inc.                                                   512,432     14,455,707             0.3%
             Frontier Communications Corp.                                       696,949      3,582,318             0.1%
#*           General Communication, Inc. Class A                                  45,867        934,081             0.0%
#*           Iridium Communications, Inc.                                         14,800        121,508             0.0%
             Lumos Networks Corp.                                                    500          6,480             0.0%
#*           ORBCOMM, Inc.                                                        44,499        264,324             0.0%
#*           Premiere Global Services, Inc.                                        2,000         27,360             0.0%
#            Shenandoah Telecommunications Co.                                    56,354      2,636,804             0.0%
             Spok Holdings, Inc.                                                  12,522        225,772             0.0%
#*           Sprint Corp.                                                        422,600      1,998,898             0.0%
*            T-Mobile US, Inc.                                                   113,786      4,311,352             0.1%
             Telephone & Data Systems, Inc.                                      111,207      3,184,969             0.1%
#*           United States Cellular Corp.                                          7,591        309,257             0.0%
             Verizon Communications, Inc.                                        187,958      8,811,471             0.2%
#*           Vonage Holdings Corp.                                                85,934        521,619             0.0%
                                                                                         --------------           -----
Total Telecommunication Services                                                            223,726,919             4.2%
                                                                                         --------------           -----
Utilities -- (0.1%)
*            Calpine Corp.                                                        62,921        975,905             0.0%
             Consolidated Water Co., Ltd.                                          6,656         73,682             0.0%
             NRG Energy, Inc.                                                    263,762      3,399,892             0.1%
#            Ormat Technologies, Inc.                                             20,134        759,454             0.0%
#            UGI Corp.                                                            78,988      2,896,490             0.1%
                                                                                         --------------           -----
Total Utilities                                                                               8,105,423             0.2%
                                                                                         --------------           -----
TOTAL COMMON STOCKS                                                                       5,346,276,685           100.0%
                                                                                         --------------           -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Leap Wireless International, Inc. Contingent Value Rights             8,393         15,863             0.0%
(degrees)#*  Magnum Hunter Resources Corp. Warrants 04/15/16                       8,220             --             0.0%
(degrees)*   Safeway Casa Ley Contingent Value Rights                            157,807        160,158             0.0%
(degrees)*   Safeway PDC, LLC Contingent Value Rights                            157,807          7,701             0.0%
                                                                                         --------------           -----
TOTAL RIGHTS/WARRANTS                                                                           183,722             0.0%
                                                                                         --------------           -----
TOTAL INVESTMENT SECURITIES                                                               5,346,460,407
                                                                                         --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
             State Street Institutional Liquid Reserves, 0.140%                3,231,849      3,231,849             0.1%
                                                                                         --------------           -----
SECURITIES LENDING COLLATERAL -- (6.3%)
(S)@         DFA Short Term Investment Fund                                   31,241,165    361,460,279             6.7%
                                                                                         --------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,382,943,498)                                      $5,711,152,535           106.8%
                                                                                         ==============           =====

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                 --------------------------------------------------
                                                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                                                 -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary                                        $1,008,822,964           --   --    $1,008,822,964
   Consumer Staples                                                 423,884,025           --   --       423,884,025
   Energy                                                           746,283,815           --   --       746,283,815
   Financials                                                     1,029,981,744           --   --     1,029,981,744
   Health Care                                                      610,698,670           --   --       610,698,670
   Industrials                                                      707,434,074           --   --       707,434,074
   Information Technology                                           456,903,726           --   --       456,903,726
   Materials                                                        130,435,325           --   --       130,435,325
   Other                                                                     --           --   --                --
   Telecommunication Services                                       223,726,919           --   --       223,726,919
   Utilities                                                          8,105,423           --   --         8,105,423
Rights/Warrants                                                              -- $    183,722   --           183,722
Temporary Cash Investments                                            3,231,849           --   --         3,231,849
Securities Lending Collateral                                                --  361,460,279   --       361,460,279
                                                                 -------------- ------------   --    --------------
TOTAL                                                            $5,349,508,534 $361,644,001   --    $5,711,152,535
                                                                 ============== ============   ==    ==============

                  CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                PERCENTAGE
                                                              SHARES  VALUE+  OF NET ASSETS**
                                                              ------ -------- ---------------
COMMON STOCKS -- (86.9%)
Consumer Discretionary -- (15.0%)
#*  1-800-Flowers.com, Inc. Class A                              600 $  5,958             0.0%
    A. H. Belo Corp. Class A                                     600    3,246             0.0%
    Aaron's, Inc.                                              1,900   46,873             0.1%
    Advance Auto Parts, Inc.                                     200   39,686             0.1%
*   Amazon.com, Inc.                                             700  438,130             0.5%
#*  AMC Networks, Inc. Class A                                   405   29,925             0.0%
#*  America's Car-Mart, Inc.                                     140    4,794             0.0%
*   American Axle & Manufacturing Holdings, Inc.                 800   17,728             0.0%
#   American Eagle Outfitters, Inc.                            2,800   42,784             0.1%
#*  American Public Education, Inc.                              300    6,519             0.0%
*   Apollo Education Group, Inc.                               1,300    9,438             0.0%
    Aramark                                                    1,207   36,632             0.0%
*   Asbury Automotive Group, Inc.                                700   55,440             0.1%
*   Ascena Retail Group, Inc.                                  2,180   29,038             0.0%
#*  Ascent Capital Group, Inc. Class A                           200    4,356             0.0%
#   Autoliv, Inc.                                                600   72,744             0.1%
*   AutoNation, Inc.                                           1,520   96,049             0.1%
*   Ballantyne Strong, Inc.                                      500    2,185             0.0%
#*  Barnes & Noble Education, Inc.                             1,069   15,768             0.0%
    Barnes & Noble, Inc.                                       1,693   21,992             0.0%
    Beasley Broadcast Group, Inc. Class A                        300    1,269             0.0%
#*  Bed Bath & Beyond, Inc.                                    1,268   75,611             0.1%
*   Belmond, Ltd. Class A                                      1,713   18,398             0.0%
#   Best Buy Co., Inc.                                         2,840   99,485             0.1%
    Big 5 Sporting Goods Corp.                                   600    5,490             0.0%
#   Big Lots, Inc.                                             1,158   53,384             0.1%
#*  BJ's Restaurants, Inc.                                       236   10,131             0.0%
    Bloomin' Brands, Inc.                                      1,862   31,598             0.0%
#*  Blue Nile, Inc.                                               47    1,603             0.0%
#   Bob Evans Farms, Inc.                                        400   17,308             0.0%
*   Books-A-Million, Inc.                                        600    1,902             0.0%
    BorgWarner, Inc.                                           1,629   69,754             0.1%
*   Bravo Brio Restaurant Group, Inc.                            181    2,125             0.0%
*   Bridgepoint Education, Inc.                                  721    5,588             0.0%
*   Bright Horizons Family Solutions, Inc.                       712   45,582             0.1%
    Brinker International, Inc.                                  525   23,893             0.0%
#   Brunswick Corp.                                            1,226   65,971             0.1%
#   Buckle, Inc. (The)                                           400   14,176             0.0%
#*  Buffalo Wild Wings, Inc.                                     200   30,854             0.0%
*   Build-A-Bear Workshop, Inc.                                  500    7,780             0.0%
#*  Cabela's, Inc.                                               700   27,419             0.0%
#   Cablevision Systems Corp. Class A                            773   25,192             0.0%
#*  CalAtlantic Group, Inc.                                    1,848   70,390             0.1%
    Caleres, Inc.                                                960   29,338             0.0%
#   Callaway Golf Co.                                            980    9,751             0.0%
*   Cambium Learning Group, Inc.                               1,078    5,185             0.0%
    Capella Education Co.                                        231   10,430             0.0%
#*  CarMax, Inc.                                               1,200   70,812             0.1%
*   Carmike Cinemas, Inc.                                        300    7,683             0.0%
    Carnival Corp.                                             1,282   69,330             0.1%
*   Carrols Restaurant Group, Inc.                               883   10,384             0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES  VALUE+  OF NET ASSETS**
                                                              ------ -------- ---------------
Consumer Discretionary -- (Continued)
    Carter's, Inc.                                               800 $ 72,704             0.1%
    Cato Corp. (The) Class A                                     700   26,432             0.0%
*   Cavco Industries, Inc.                                       200   19,720             0.0%
    CBS Corp. Class B                                          1,800   83,736             0.1%
*   Charter Communications, Inc. Class A                         279   53,272             0.1%
#   Cheesecake Factory, Inc. (The)                             1,265   60,973             0.1%
    Chico's FAS, Inc.                                          2,100   29,022             0.0%
    Children's Place, Inc. (The)                                 500   26,835             0.0%
#   Choice Hotels International, Inc.                            490   25,632             0.0%
*   Chuy's Holdings, Inc.                                        602   16,380             0.0%
    Cinemark Holdings, Inc.                                    1,738   61,595             0.1%
    ClubCorp Holdings, Inc.                                      199    4,068             0.0%
#   Coach, Inc.                                                  500   15,600             0.0%
#   Columbia Sportswear Co.                                      800   43,880             0.1%
    Comcast Corp. Class A                                     13,716  858,896             1.0%
#   Comcast Corp. Special Class A                              2,900  181,859             0.2%
#*  Conn's, Inc.                                                 989   18,761             0.0%
    Cooper Tire & Rubber Co.                                   1,440   60,178             0.1%
    Core-Mark Holding Co., Inc.                                  400   32,516             0.0%
#   Cracker Barrel Old Country Store, Inc.                       400   54,984             0.1%
#*  Crocs, Inc.                                                1,302   14,062             0.0%
*   Crown Media Holdings, Inc. Class A                         1,152    6,670             0.0%
    CST Brands, Inc.                                           1,321   47,463             0.1%
    Culp, Inc.                                                   500   15,005             0.0%
#   Dana Holding Corp.                                         4,036   67,805             0.1%
    Darden Restaurants, Inc.                                     700   43,323             0.1%
#*  Deckers Outdoor Corp.                                        400   22,264             0.0%
    Delphi Automotive P.L.C.                                     500   41,595             0.1%
*   Denny's Corp.                                                998   10,938             0.0%
#   Destination Maternity Corp.                                  400    2,772             0.0%
*   Destination XL Group, Inc.                                   609    3,557             0.0%
#   DeVry Education Group, Inc.                                1,197   28,201             0.0%
#*  Diamond Resorts International, Inc.                          779   22,155             0.0%
    Dick's Sporting Goods, Inc.                                1,241   55,286             0.1%
    Dillard's, Inc. Class A                                    1,000   89,480             0.1%
    DineEquity, Inc.                                             566   47,233             0.1%
#*  Discovery Communications, Inc. Class A                       700   20,608             0.0%
*   Discovery Communications, Inc. Class C                       900   24,768             0.0%
*   DISH Network Corp. Class A                                   372   23,425             0.0%
*   Dixie Group, Inc. (The)                                      400    2,628             0.0%
    Dollar General Corp.                                       1,176   79,697             0.1%
*   Dollar Tree, Inc.                                          1,110   72,694             0.1%
#   Domino's Pizza, Inc.                                         205   21,867             0.0%
#*  Dorman Products, Inc.                                        800   37,344             0.1%
    DR Horton, Inc.                                            2,100   61,824             0.1%
#*  DreamWorks Animation SKG, Inc. Class A                       700   14,168             0.0%
#   Drew Industries, Inc.                                        407   24,351             0.0%
#   DSW, Inc. Class A                                            695   17,333             0.0%
#   Dunkin' Brands Group, Inc.                                   926   38,346             0.1%
    Entravision Communications Corp. Class A                      58      508             0.0%
    Ethan Allen Interiors, Inc.                                  800   21,768             0.0%
    EW Scripps Co. (The) Class A                               1,479   32,627             0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES  VALUE+  OF NET ASSETS**
                                                              ------ -------- ---------------
Consumer Discretionary -- (Continued)
    Expedia, Inc.                                                571 $ 77,827             0.1%
*   Express, Inc.                                              1,624   31,343             0.0%
#*  Federal-Mogul Holdings Corp.                               2,140   16,585             0.0%
*   Fiesta Restaurant Group, Inc.                                433   15,311             0.0%
    Finish Line, Inc. (The) Class A                              700   13,041             0.0%
#*  Five Below, Inc.                                             467   16,037             0.0%
#   Foot Locker, Inc.                                          1,678  113,684             0.1%
    Ford Motor Co.                                            24,533  363,334             0.4%
#*  Fossil Group, Inc.                                           600   32,646             0.0%
#*  Fox Factory Holding Corp.                                    439    7,792             0.0%
*   FTD Cos., Inc.                                               440   12,461             0.0%
#*  G-III Apparel Group, Ltd.                                  1,200   66,108             0.1%
#   GameStop Corp. Class A                                     2,894  133,327             0.2%
#   Gannett Co., Inc.                                          1,031   16,310             0.0%
#   Gap, Inc. (The)                                              893   24,307             0.0%
    Garmin, Ltd.                                               1,300   46,111             0.1%
    General Motors Co.                                         6,639  231,767             0.3%
*   Genesco, Inc.                                                400   25,060             0.0%
    Gentex Corp.                                               3,360   55,070             0.1%
*   Gentherm, Inc.                                               750   36,870             0.0%
    Genuine Parts Co.                                            500   45,380             0.1%
    Goodyear Tire & Rubber Co. (The)                           2,353   77,272             0.1%
#*  GoPro, Inc. Class A                                          300    7,500             0.0%
#*  Grand Canyon Education, Inc.                                 866   35,991             0.0%
*   Gray Television, Inc.                                      1,180   18,750             0.0%
*   Green Brick Partners, Inc.                                    52      549             0.0%
    Group 1 Automotive, Inc.                                     500   43,475             0.1%
#*  Groupon, Inc.                                              1,700    6,307             0.0%
#   Guess?, Inc.                                               1,374   28,923             0.0%
#   H&R Block, Inc.                                              800   29,808             0.0%
    Hanesbrands, Inc.                                          2,100   67,074             0.1%
#   Harley-Davidson, Inc.                                      1,007   49,796             0.1%
    Harman International Industries, Inc.                        466   51,241             0.1%
#   Hasbro, Inc.                                                 400   30,732             0.0%
    Haverty Furniture Cos., Inc.                                 600   14,046             0.0%
*   Helen of Troy, Ltd.                                          522   51,788             0.1%
#*  Hibbett Sports, Inc.                                         267    9,121             0.0%
    Hilton Worldwide Holdings, Inc.                            1,226   30,638             0.0%
    Home Depot, Inc. (The)                                     2,736  338,279             0.4%
    Hooker Furniture Corp.                                       200    4,964             0.0%
*   Horizon Global Corp.                                         182    1,600             0.0%
*   Houghton Mifflin Harcourt Co.                                526   10,304             0.0%
    HSN, Inc.                                                    596   36,863             0.0%
#*  Hyatt Hotels Corp. Class A                                   242   12,197             0.0%
#*  Iconix Brand Group, Inc.                                     900   13,788             0.0%
    International Speedway Corp. Class A                         600   20,814             0.0%
    Interpublic Group of Cos., Inc. (The)                      1,746   40,036             0.1%
#   Interval Leisure Group, Inc.                                 900   15,885             0.0%
*   J Alexander's Holdings, Inc.                                 279    2,690             0.0%
    Jack in the Box, Inc.                                        400   29,812             0.0%
#*  JAKKS Pacific, Inc.                                          662    5,243             0.0%
#*  JC Penney Co., Inc.                                        1,671   15,323             0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES  VALUE+  OF NET ASSETS**
                                                              ------ -------- ---------------
Consumer Discretionary -- (Continued)
    John Wiley & Sons, Inc. Class A                              940 $ 49,190             0.1%
    John Wiley & Sons, Inc. Class B                               70    3,670             0.0%
    Johnson Controls, Inc.                                     2,000   90,360             0.1%
    Journal Media Group, Inc.                                    474    5,802             0.0%
*   K12, Inc.                                                    700    6,797             0.0%
#*  Kate Spade & Co.                                             326    5,858             0.0%
#   KB Home                                                    1,375   18,012             0.0%
    Kirkland's, Inc.                                             474   10,897             0.0%
#   Kohl's Corp.                                               1,807   83,339             0.1%
*   Krispy Kreme Doughnuts, Inc.                                 900   12,321             0.0%
    L Brands, Inc.                                               400   38,392             0.1%
    La-Z-Boy, Inc.                                               800   22,840             0.0%
*   Lakeland Industries, Inc.                                    200    2,470             0.0%
#*  Lands' End, Inc.                                             270    6,664             0.0%
    Lear Corp.                                                 1,021  127,686             0.2%
    Leggett & Platt, Inc.                                        460   20,714             0.0%
#   Lennar Corp. Class A                                         917   45,914             0.1%
    Libbey, Inc.                                                 640   21,530             0.0%
*   Liberty Broadband Corp. Class A                              385   21,006             0.0%
*   Liberty Broadband Corp. Class C                              889   47,801             0.1%
*   Liberty Interactive Corp., QVC Group Class A               2,955   80,878             0.1%
*   Liberty Media Corp. Class A                                  740   30,162             0.0%
*   Liberty Media Corp. Class C                                1,480   57,942             0.1%
*   Liberty TripAdvisor Holdings, Inc. Class A                   620   19,338             0.0%
*   Liberty Ventures Series A                                  1,228   53,504             0.1%
    Lifetime Brands, Inc.                                        500    7,685             0.0%
    Lions Gate Entertainment Corp.                               605   23,577             0.0%
    Lithia Motors, Inc. Class A                                  400   46,956             0.1%
*   Live Nation Entertainment, Inc.                            1,700   46,376             0.1%
*   LKQ Corp.                                                  3,200   94,752             0.1%
*   Loral Space & Communications, Inc.                           200    8,942             0.0%
    Lowe's Cos., Inc.                                          1,781  131,491             0.2%
*   Luby's, Inc.                                               1,000    4,660             0.0%
#*  Lululemon Athletica, Inc.                                    200    9,834             0.0%
#*  Lumber Liquidators Holdings, Inc.                            171    2,363             0.0%
*   M/I Homes, Inc.                                              500   11,475             0.0%
    Macy's, Inc.                                               1,400   71,372             0.1%
*   Madison Square Garden Co. (The) Class A                      183   32,665             0.0%
    Marcus Corp. (The)                                           500   10,345             0.0%
#*  MarineMax, Inc.                                               15      237             0.0%
#   Marriott International, Inc. Class A                         600   46,068             0.1%
    Marriott Vacations Worldwide Corp.                            70    4,508             0.0%
#   Mattel, Inc.                                               2,102   51,667             0.1%
*   McClatchy Co. (The) Class A                                  127      176             0.0%
    McDonald's Corp.                                           1,800  202,050             0.2%
#   MDC Holdings, Inc.                                           918   23,859             0.0%
#*  Media General, Inc.                                          700   10,402             0.0%
    Men's Wearhouse, Inc. (The)                                  922   36,862             0.0%
    Meredith Corp.                                               800   37,616             0.1%
*   Meritage Homes Corp.                                       1,000   35,260             0.0%
#*  Michael Kors Holdings, Ltd.                                  126    4,869             0.0%
*   Michaels Cos., Inc. (The)                                    965   22,562             0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES  VALUE+  OF NET ASSETS**
                                                              ------ -------- ---------------
Consumer Discretionary -- (Continued)
*   Modine Manufacturing Co.                                   1,100 $  9,207             0.0%
*   Mohawk Industries, Inc.                                      352   68,816             0.1%
#   Monro Muffler Brake, Inc.                                    575   42,648             0.1%
*   Motorcar Parts of America, Inc.                              400   13,464             0.0%
    Movado Group, Inc.                                           600   15,444             0.0%
*   MSG Networks, Inc. Class A                                   550   11,286             0.0%
*   Murphy USA, Inc.                                             866   53,146             0.1%
    NACCO Industries, Inc. Class A                               200    8,966             0.0%
    National CineMedia, Inc.                                     723   10,267             0.0%
*   Nautilus, Inc.                                               477    8,128             0.0%
#*  Netflix, Inc.                                                700   75,866             0.1%
    New Media Investment Group, Inc.                             253    4,073             0.0%
#   New York Times Co. (The) Class A                           1,579   20,969             0.0%
    Newell Rubbermaid, Inc.                                      800   33,944             0.0%
    News Corp. Class A                                         1,700   26,180             0.0%
#   News Corp. Class B                                           737   11,409             0.0%
    Nexstar Broadcasting Group, Inc. Class A                     300   15,969             0.0%
    NIKE, Inc. Class B                                         1,200  157,236             0.2%
#   Nordstrom, Inc.                                              500   32,605             0.0%
*   Norwegian Cruise Line Holdings, Ltd.                       1,085   69,028             0.1%
#   Nutrisystem, Inc.                                            600   13,878             0.0%
*   NVR, Inc.                                                     13   21,291             0.0%
*   O'Reilly Automotive, Inc.                                    300   82,878             0.1%
*   Office Depot, Inc.                                        10,039   76,497             0.1%
#   Omnicom Group, Inc.                                          900   67,428             0.1%
#   Outerwall, Inc.                                              358   21,480             0.0%
#*  Overstock.com, Inc.                                          300    4,698             0.0%
    Oxford Industries, Inc.                                      400   29,128             0.0%
*   Panera Bread Co. Class A                                     285   50,550             0.1%
#   Papa John's International, Inc.                              700   49,119             0.1%
    Penske Automotive Group, Inc.                              2,200  107,448             0.1%
*   Pep Boys-Manny, Moe & Jack (The)                           1,200   18,048             0.0%
#   Pier 1 Imports, Inc.                                       1,294    9,601             0.0%
#   Polaris Industries, Inc.                                     402   45,161             0.1%
    Pool Corp.                                                   353   28,784             0.0%
#*  Popeyes Louisiana Kitchen, Inc.                              300   16,932             0.0%
*   Priceline Group, Inc. (The)                                  100  145,424             0.2%
    PulteGroup, Inc.                                           2,800   51,324             0.1%
#   PVH Corp.                                                    526   47,840             0.1%
    Ralph Lauren Corp.                                           500   55,385             0.1%
*   Red Lion Hotels Corp.                                        600    4,914             0.0%
#*  Red Robin Gourmet Burgers, Inc.                              400   29,956             0.0%
#   Regal Entertainment Group Class A                            600   11,628             0.0%
    Remy International, Inc.                                     289    8,523             0.0%
#   Rent-A-Center, Inc.                                        1,200   22,068             0.0%
#*  Restoration Hardware Holdings, Inc.                          300   30,927             0.0%
    Rocky Brands, Inc.                                           200    2,550             0.0%
    Ross Stores, Inc.                                          1,000   50,580             0.1%
    Royal Caribbean Cruises, Ltd.                              1,376  135,330             0.2%
*   Ruby Tuesday, Inc.                                         1,500    7,845             0.0%
    Ruth's Hospitality Group, Inc.                               695   10,779             0.0%
#   Saga Communications, Inc. Class A                            133    5,722             0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES  VALUE+  OF NET ASSETS**
                                                              ------ -------- ---------------
Consumer Discretionary -- (Continued)
    Salem Media Group, Inc.                                      400 $  2,516             0.0%
*   Sally Beauty Holdings, Inc.                                  900   21,159             0.0%
#   Scholastic Corp.                                             179    7,316             0.0%
#   Scripps Networks Interactive, Inc. Class A                   400   24,032             0.0%
#   SeaWorld Entertainment, Inc.                               1,500   29,895             0.0%
*   Select Comfort Corp.                                         580   12,296             0.0%
    Service Corp. International                                4,700  132,822             0.2%
*   ServiceMaster Global Holdings, Inc.                          800   28,520             0.0%
#*  Shiloh Industries, Inc.                                      600    4,524             0.0%
    Shoe Carnival, Inc.                                          500   11,235             0.0%
#*  Shutterfly, Inc.                                             573   23,900             0.0%
    Signet Jewelers, Ltd.                                        533   80,451             0.1%
#   Sinclair Broadcast Group, Inc. Class A                       600   18,006             0.0%
#*  Sirius XM Holdings, Inc.                                   3,200   13,056             0.0%
#   Six Flags Entertainment Corp.                              1,000   52,040             0.1%
*   Skechers U.S.A., Inc. Class A                              1,527   47,642             0.1%
#   Sonic Automotive, Inc. Class A                               900   22,446             0.0%
    Sonic Corp.                                                  400   11,416             0.0%
#   Sotheby's                                                    932   32,294             0.0%
    Speedway Motorsports, Inc.                                 1,014   18,729             0.0%
#   Stage Stores, Inc.                                           900    8,757             0.0%
    Standard Motor Products, Inc.                                448   19,824             0.0%
    Staples, Inc.                                              3,255   42,282             0.1%
    Starbucks Corp.                                            2,226  139,281             0.2%
    Starwood Hotels & Resorts Worldwide, Inc.                    500   39,935             0.1%
*   Starz Class A                                              1,190   39,877             0.1%
    Stein Mart, Inc.                                           1,300   11,518             0.0%
*   Steven Madden, Ltd.                                        1,023   35,651             0.0%
#   Strattec Security Corp.                                       40    2,393             0.0%
*   Strayer Education, Inc.                                      248   13,124             0.0%
    Sturm Ruger & Co., Inc.                                      300   17,082             0.0%
    Superior Industries International, Inc.                      800   15,744             0.0%
    Superior Uniform Group, Inc.                                 400    6,816             0.0%
*   Systemax, Inc.                                               988    9,159             0.0%
*   Tandy Leather Factory, Inc.                                  300    2,277             0.0%
    Target Corp.                                               2,400  185,232             0.2%
    TEGNA, Inc.                                                2,062   55,756             0.1%
*   Tempur Sealy International, Inc.                             600   46,704             0.1%
*   Tenneco, Inc.                                                600   33,954             0.0%
#   Texas Roadhouse, Inc.                                        916   31,465             0.0%
    Thor Industries, Inc.                                        840   45,427             0.1%
    Tiffany & Co.                                                600   49,464             0.1%
    Time Warner Cable, Inc.                                    2,180  412,892             0.5%
    Time Warner, Inc.                                          2,897  218,260             0.3%
    Time, Inc.                                                 1,345   24,990             0.0%
    TJX Cos., Inc. (The)                                         885   64,773             0.1%
*   Toll Brothers, Inc.                                        1,048   37,697             0.1%
*   TopBuild Corp.                                               109    3,066             0.0%
*   Tower International, Inc.                                    500   13,735             0.0%
#   Tractor Supply Co.                                           600   55,434             0.1%
#*  TripAdvisor, Inc.                                            300   25,134             0.0%
#*  Tuesday Morning Corp.                                        600    3,246             0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE+    OF NET ASSETS**
                                                              ------ ----------- ---------------
Consumer Discretionary -- (Continued)
#   Tupperware Brands Corp.                                      400 $    23,548             0.0%
    Twenty-First Century Fox, Inc. Class A                     3,307     101,492             0.1%
    Twenty-First Century Fox, Inc. Class B                     1,295      39,990             0.1%
#*  Ulta Salon Cosmetics & Fragrance, Inc.                       200      34,792             0.0%
#*  Under Armour, Inc. Class A                                   400      38,032             0.1%
*   Unifi, Inc.                                                  666      20,373             0.0%
*   Universal Electronics, Inc.                                  300      14,271             0.0%
#*  Urban Outfitters, Inc.                                     1,900      54,340             0.1%
    Vail Resorts, Inc.                                           502      57,313             0.1%
    VF Corp.                                                     600      40,512             0.1%
    Viacom, Inc. Class B                                         800      39,448             0.1%
*   Vista Outdoor, Inc.                                        1,296      57,957             0.1%
*   Visteon Corp.                                                710      77,440             0.1%
    Walt Disney Co. (The)                                      5,800     659,692             0.8%
    Wendy's Co. (The)                                          6,286      57,580             0.1%
*   West Marine, Inc.                                            500       5,090             0.0%
    Whirlpool Corp.                                              900     144,126             0.2%
#   Williams-Sonoma, Inc.                                        500      36,875             0.0%
#   Winmark Corp.                                                 30       3,022             0.0%
#   Winnebago Industries, Inc.                                   478      10,033             0.0%
    Wolverine World Wide, Inc.                                 1,128      20,947             0.0%
    Wyndham Worldwide Corp.                                      568      46,207             0.1%
    Yum! Brands, Inc.                                            600      42,546             0.1%
#*  Zumiez, Inc.                                                 696      12,166             0.0%
                                                                     -----------            ----
Total Consumer Discretionary                                          14,894,208            17.1%
                                                                     -----------            ----
Consumer Staples -- (5.1%)
    Alico, Inc.                                                  200       8,538             0.0%
    Andersons, Inc. (The)                                        550      19,470             0.0%
    Archer-Daniels-Midland Co.                                 2,300     105,018             0.1%
#   B&G Foods, Inc.                                            1,133      41,117             0.1%
#*  Boulder Brands, Inc.                                       1,229      10,889             0.0%
    Bunge, Ltd.                                                  933      68,072             0.1%
#   Cal-Maine Foods, Inc.                                      1,200      64,152             0.1%
#   Calavo Growers, Inc.                                         300      15,423             0.0%
#   Campbell Soup Co.                                          1,050      53,329             0.1%
#   Casey's General Stores, Inc.                                 807      85,720             0.1%
*   Central Garden & Pet Co. Class A                             198       3,342             0.0%
#*  Chefs' Warehouse, Inc. (The)                                 700      10,605             0.0%
    Church & Dwight Co., Inc.                                    400      34,436             0.0%
    Clorox Co. (The)                                             500      60,970             0.1%
#   Coca-Cola Bottling Co. Consolidated                          200      42,242             0.1%
    Coca-Cola Co. (The)                                        7,711     326,561             0.4%
    Coca-Cola Enterprises, Inc.                                1,305      66,999             0.1%
#   Colgate-Palmolive Co.                                      1,400      92,890             0.1%
    ConAgra Foods, Inc.                                        1,800      72,990             0.1%
    Costco Wholesale Corp.                                       800     126,496             0.1%
*   Darling Ingredients, Inc.                                  2,800      28,336             0.0%
    Dean Foods Co.                                             1,775      32,145             0.0%
*   Diamond Foods, Inc.                                          327      12,956             0.0%
    Dr Pepper Snapple Group, Inc.                                884      79,003             0.1%
    Edgewell Personal Care Co.                                   533      45,150             0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES  VALUE+  OF NET ASSETS**
                                                              ------ -------- ---------------
Consumer Staples -- (Continued)
    Energizer Holdings, Inc.                                     533 $ 22,828             0.0%
    Estee Lauder Cos., Inc. (The) Class A                        400   32,184             0.0%
*   Farmer Bros Co.                                              500   14,190             0.0%
    Flowers Foods, Inc.                                        3,300   89,100             0.1%
    Fresh Del Monte Produce, Inc.                                837   38,192             0.0%
*   Fresh Market, Inc. (The)                                     218    5,433             0.0%
    General Mills, Inc.                                        1,144   66,478             0.1%
#*  Hain Celestial Group, Inc. (The)                             800   39,880             0.0%
    Hershey Co. (The)                                            183   16,230             0.0%
    Hormel Foods Corp.                                           877   59,241             0.1%
*   HRG Group, Inc.                                            2,100   28,245             0.0%
    Ingles Markets, Inc. Class A                                 300   14,982             0.0%
    Ingredion, Inc.                                            1,042   99,053             0.1%
    Inter Parfums, Inc.                                          350    9,667             0.0%
    J&J Snack Foods Corp.                                        400   49,116             0.1%
    JM Smucker Co. (The)                                         774   90,860             0.1%
    John B. Sanfilippo & Son, Inc.                               200   12,944             0.0%
    Kellogg Co.                                                  544   38,363             0.0%
#   Keurig Green Mountain, Inc.                                  314   15,936             0.0%
    Kimberly-Clark Corp.                                         700   83,797             0.1%
    Kraft Heinz Co. (The)                                      1,134   88,418             0.1%
    Kroger Co. (The)                                           1,808   68,342             0.1%
    Lancaster Colony Corp.                                       500   56,860             0.1%
*   Landec Corp.                                                 800    9,840             0.0%
#   McCormick & Co., Inc.                                        500   41,990             0.1%
*   Medifast, Inc.                                               300    8,391             0.0%
    Mondelez International, Inc. Class A                       4,703  217,090             0.3%
*   Monster Beverage Corp.                                       333   45,395             0.1%
*   National Beverage Corp.                                      400   15,056             0.0%
*   Omega Protein Corp.                                          700   12,740             0.0%
    Orchids Paper Products Co.                                    98    2,872             0.0%
    PepsiCo, Inc.                                              3,179  324,862             0.4%
#   Pilgrim's Pride Corp.                                        493    9,362             0.0%
    Pinnacle Foods, Inc.                                       1,778   78,374             0.1%
*   Post Holdings, Inc.                                          760   48,845             0.1%
#   Pricesmart, Inc.                                             300   25,794             0.0%
    Procter & Gamble Co. (The)                                10,054  767,925             0.9%
*   Revlon, Inc. Class A                                         505   15,842             0.0%
    Rocky Mountain Chocolate Factory, Inc.                       200    2,212             0.0%
#   Sanderson Farms, Inc.                                        600   41,706             0.1%
#   Snyder's-Lance, Inc.                                         887   31,524             0.0%
    SpartanNash Co.                                              700   19,530             0.0%
#   Spectrum Brands Holdings, Inc.                               300   28,755             0.0%
#*  Sprouts Farmers Market, Inc.                                 884   18,016             0.0%
*   SUPERVALU, Inc.                                            2,704   17,765             0.0%
#   Sysco Corp.                                                1,100   45,375             0.1%
#   Tootsie Roll Industries, Inc.                                649   20,599             0.0%
#*  TreeHouse Foods, Inc.                                        642   54,981             0.1%
    Tyson Foods, Inc. Class A                                  3,289  145,900             0.2%
#*  United Natural Foods, Inc.                                   900   45,405             0.1%
    Wal-Mart Stores, Inc.                                      5,991  342,925             0.4%
    WD-40 Co.                                                    200   19,116             0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Consumer Staples -- (Continued)
    Weis Markets, Inc.                                           488 $   20,076             0.0%
*   WhiteWave Foods Co. (The)                                    800     32,784             0.0%
#   Whole Foods Market, Inc.                                   1,349     40,416             0.1%
                                                                     ----------             ---
Total Consumer Staples                                                5,098,651             5.9%
                                                                     ----------             ---
Energy -- (8.5%)
    Adams Resources & Energy, Inc.                                49      2,178             0.0%
#   Alon USA Energy, Inc.                                      1,630     27,302             0.0%
    Anadarko Petroleum Corp.                                   1,900    127,072             0.2%
#   Apache Corp.                                               1,069     50,382             0.1%
#   Atwood Oceanics, Inc.                                      1,150     19,032             0.0%
    Baker Hughes, Inc.                                         2,161    113,841             0.1%
#*  Basic Energy Services, Inc.                                  800      2,968             0.0%
    Bristow Group, Inc.                                          560     19,449             0.0%
    Cabot Oil & Gas Corp.                                      1,600     34,736             0.0%
    California Resources Corp.                                 1,215      4,909             0.0%
*   Callon Petroleum Co.                                       1,300     11,284             0.0%
*   Cameron International Corp.                                1,401     95,282             0.1%
#*  Carrizo Oil & Gas, Inc.                                    1,204     45,306             0.1%
*   Cheniere Energy, Inc.                                        500     24,760             0.0%
    Chevron Corp.                                              9,301    845,275             1.0%
    Cimarex Energy Co.                                           600     70,836             0.1%
#*  Clayton Williams Energy, Inc.                                200     11,914             0.0%
*   Cobalt International Energy, Inc.                          3,555     27,267             0.0%
    Columbia Pipeline Group, Inc.                              1,000     20,770             0.0%
#   Comstock Resources, Inc.                                     900      2,070             0.0%
*   Concho Resources, Inc.                                       628     72,791             0.1%
    ConocoPhillips                                             6,756    360,433             0.4%
#*  Continental Resources, Inc.                                  600     20,346             0.0%
#   Core Laboratories NV                                         309     35,946             0.1%
    CVR Energy, Inc.                                             700     31,122             0.0%
#*  Dawson Geophysical Co.                                       564      1,833             0.0%
    Delek US Holdings, Inc.                                      900     24,480             0.0%
    Devon Energy Corp.                                         1,032     43,272             0.1%
    Diamond Offshore Drilling, Inc.                              685     13,618             0.0%
#*  Diamondback Energy, Inc.                                     761     56,192             0.1%
#*  Dril-Quip, Inc.                                              500     30,780             0.0%
#   Energen Corp.                                                458     26,633             0.0%
#   Energy XXI, Ltd.                                           1,157      2,002             0.0%
    EnLink Midstream LLC                                       1,600     31,520             0.0%
    EOG Resources, Inc.                                        3,542    304,081             0.4%
    EQT Corp.                                                    400     26,428             0.0%
*   Era Group, Inc.                                              500      6,955             0.0%
    Exterran Holdings, Inc.                                    1,611     35,023             0.0%
    Exxon Mobil Corp.                                         22,192  1,836,166             2.1%
*   FMC Technologies, Inc.                                     1,932     65,360             0.1%
#*  Forum Energy Technologies, Inc.                              495      6,559             0.0%
#*  Geospace Technologies Corp.                                  222      3,410             0.0%
    Green Plains, Inc.                                           700     14,357             0.0%
#   Gulfmark Offshore, Inc. Class A                              646      4,031             0.0%
*   Gulfport Energy Corp.                                      1,361     41,470             0.1%
    Halliburton Co.                                            4,200    161,196             0.2%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES  VALUE+  OF NET ASSETS**
                                                              ------ -------- ---------------
Energy -- (Continued)
*   Helix Energy Solutions Group, Inc.                         2,011 $ 11,624             0.0%
#   Helmerich & Payne, Inc.                                    1,200   67,524             0.1%
    Hess Corp.                                                 1,580   88,812             0.1%
    HollyFrontier Corp.                                        1,553   76,050             0.1%
#*  Hornbeck Offshore Services, Inc.                             922   12,456             0.0%
*   ION Geophysical Corp.                                      2,100      777             0.0%
    Kinder Morgan, Inc.                                        5,539  151,492             0.2%
#*  Kosmos Energy, Ltd.                                        2,720   18,550             0.0%
#   Marathon Oil Corp.                                         3,713   68,245             0.1%
    Marathon Petroleum Corp.                                   4,800  248,640             0.3%
#*  Matador Resources Co.                                      1,100   28,281             0.0%
*   Matrix Service Co.                                           500   11,350             0.0%
*   Memorial Resource Development Corp.                        2,300   40,687             0.1%
#   Murphy Oil Corp.                                           1,599   45,460             0.1%
    Nabors Industries, Ltd.                                    3,694   37,088             0.1%
#   National Oilwell Varco, Inc.                               1,700   63,988             0.1%
*   Natural Gas Services Group, Inc.                             200    4,504             0.0%
*   Newfield Exploration Co.                                     880   35,367             0.1%
*   Newpark Resources, Inc.                                    1,700    9,622             0.0%
#   Noble Corp. P.L.C.                                           755   10,170             0.0%
    Noble Energy, Inc.                                         2,499   89,564             0.1%
    Occidental Petroleum Corp.                                 2,200  163,988             0.2%
    Oceaneering International, Inc.                            1,000   42,020             0.1%
*   Oil States International, Inc.                               781   23,438             0.0%
#   ONEOK, Inc.                                                  800   27,136             0.0%
#*  Par Pacific Holdings, Inc.                                   511   11,651             0.0%
*   Parker Drilling Co.                                        3,152    9,015             0.0%
#   Patterson-UTI Energy, Inc.                                 2,320   34,545             0.0%
    PBF Energy, Inc. Class A                                   1,270   43,180             0.1%
#*  PDC Energy, Inc.                                             600   36,204             0.1%
*   PHI, Inc.                                                    400    7,616             0.0%
    Phillips 66                                                2,151  191,546             0.2%
    Pioneer Natural Resources Co.                                658   90,238             0.1%
    QEP Resources, Inc.                                        1,403   21,690             0.0%
#   Range Resources Corp.                                      1,056   32,145             0.0%
#*  Renewable Energy Group, Inc.                               1,100    8,679             0.0%
    Rowan Cos. P.L.C. Class A                                  1,400   27,552             0.0%
#   RPC, Inc.                                                  1,200   13,236             0.0%
#*  RSP Permian, Inc.                                            825   22,621             0.0%
    Schlumberger, Ltd.                                         5,842  456,611             0.5%
#   Scorpio Tankers, Inc.                                      1,738   15,851             0.0%
*   SEACOR Holdings, Inc.                                        500   29,210             0.0%
    SemGroup Corp. Class A                                       400   18,220             0.0%
#*  Seventy Seven Energy, Inc.                                   428      488             0.0%
#   Ship Finance International, Ltd.                           1,848   31,582             0.0%
#   SM Energy Co.                                              1,072   35,751             0.1%
#*  Southwestern Energy Co.                                    3,127   34,522             0.0%
    Spectra Energy Corp.                                         945   26,999             0.0%
#   Superior Energy Services, Inc.                             1,956   27,697             0.0%
#*  Synergy Resources Corp.                                      800    8,952             0.0%
#   Targa Resources Corp.                                      1,100   62,865             0.1%
#   Teekay Corp.                                               1,300   41,769             0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Energy -- (Continued)
#   Tesco Corp.                                                  818 $    6,544             0.0%
    Tesoro Corp.                                               2,395    256,097             0.3%
*   TETRA Technologies, Inc.                                   1,700     11,458             0.0%
#   Transocean, Ltd.                                           2,538     40,176             0.1%
    US Silica Holdings, Inc.                                     438      7,910             0.0%
#*  Vaalco Energy, Inc.                                        1,200      2,208             0.0%
    Valero Energy Corp.                                        3,800    250,496             0.3%
*   Weatherford International P.L.C.                           5,083     52,050             0.1%
    Western Refining, Inc.                                     1,947     81,034             0.1%
#*  Whiting Petroleum Corp.                                    2,258     38,905             0.1%
    Williams Cos., Inc. (The)                                  1,522     60,028             0.1%
    World Fuel Services Corp.                                  1,300     57,798             0.1%
#*  WPX Energy, Inc.                                           2,000     13,720             0.0%
                                                                     ----------             ---
Total Energy                                                          8,408,329             9.7%
                                                                     ----------             ---
Financials -- (17.1%)
    1st Source Corp.                                             440     13,974             0.0%
#   ACE, Ltd.                                                    937    106,387             0.1%
*   Affiliated Managers Group, Inc.                              500     90,130             0.1%
    Alexander & Baldwin, Inc.                                  1,017     38,382             0.0%
*   Alleghany Corp.                                              116     57,567             0.1%
    Allied World Assurance Co. Holdings AG                     1,272     46,250             0.1%
    Allstate Corp. (The)                                       2,000    123,760             0.1%
*   Ally Financial, Inc.                                       1,670     33,266             0.0%
*   Altisource Asset Management Corp.                             21        517             0.0%
*   Altisource Portfolio Solutions SA                            218      5,845             0.0%
#   American Equity Investment Life Holding Co.                1,496     38,417             0.1%
    American Express Co.                                       2,742    200,879             0.2%
    American Financial Group, Inc.                             1,300     93,847             0.1%
    American International Group, Inc.                         3,941    248,519             0.3%
    American National Insurance Co.                              200     20,656             0.0%
    Ameriprise Financial, Inc.                                   701     80,867             0.1%
    Ameris Bancorp                                               730     22,995             0.0%
    AMERISAFE, Inc.                                              200     10,946             0.0%
    AmeriServ Financial, Inc.                                    560      1,854             0.0%
#   Amtrust Financial Services, Inc.                           1,694    115,565             0.1%
    Aon P.L.C.                                                   738     68,863             0.1%
*   Arch Capital Group, Ltd.                                     832     62,308             0.1%
    Argo Group International Holdings, Ltd.                      746     46,640             0.1%
    Arthur J Gallagher & Co.                                     718     31,398             0.0%
#   Artisan Partners Asset Management, Inc. Class A              201      7,688             0.0%
    Aspen Insurance Holdings, Ltd.                               700     34,027             0.0%
#   Associated Banc-Corp                                       2,179     42,142             0.1%
    Assured Guaranty, Ltd.                                     2,829     77,628             0.1%
    Astoria Financial Corp.                                    1,500     23,940             0.0%
    Axis Capital Holdings, Ltd.                                1,300     70,200             0.1%
    Bancfirst Corp.                                              325     20,030             0.0%
#*  Bancorp, Inc. (The)                                          400      2,880             0.0%
    BancorpSouth, Inc.                                         1,886     47,018             0.1%
    Bank Mutual Corp.                                          1,000      7,240             0.0%
    Bank of America Corp.                                     30,876    518,099             0.6%
#   Bank of Hawaii Corp.                                         900     58,932             0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES  VALUE+  OF NET ASSETS**
                                                              ------ -------- ---------------
Financials -- (Continued)
    Bank of New York Mellon Corp. (The)                        3,236 $134,779             0.2%
#   Bank of the Ozarks, Inc.                                   1,260   63,025             0.1%
    BankUnited, Inc.                                           1,201   44,653             0.1%
    Banner Corp.                                                 471   23,112             0.0%
    BB&T Corp.                                                 2,894  107,512             0.1%
    BBCN Bancorp, Inc.                                         1,500   25,185             0.0%
*   Beneficial Bancorp, Inc.                                   1,319   18,295             0.0%
*   Berkshire Hathaway, Inc. Class B                           2,645  359,773             0.4%
    Berkshire Hills Bancorp, Inc.                                254    7,264             0.0%
    BGC Partners, Inc. Class A                                 1,625   14,056             0.0%
    BlackRock, Inc.                                              429  150,995             0.2%
*   BofI Holding, Inc.                                           218   17,442             0.0%
#   BOK Financial Corp.                                          631   42,391             0.1%
#   Boston Private Financial Holdings, Inc.                    1,500   17,190             0.0%
    Bridge Bancorp, Inc.                                         180    5,168             0.0%
    Brookline Bancorp, Inc.                                    1,601   18,171             0.0%
    Brown & Brown, Inc.                                        2,525   81,482             0.1%
    Bryn Mawr Bank Corp.                                         100    2,913             0.0%
    California First National Bancorp                              3       40             0.0%
    Capital Bank Financial Corp. Class A                          36    1,163             0.0%
    Capital One Financial Corp.                                2,200  173,580             0.2%
#   Capitol Federal Financial, Inc.                            2,200   28,556             0.0%
    Cardinal Financial Corp.                                     700   15,911             0.0%
#   Cash America International, Inc.                             700   24,171             0.0%
    Cathay General Bancorp                                     1,647   51,551             0.1%
    CBOE Holdings, Inc.                                          700   46,928             0.1%
*   CBRE Group, Inc. Class A                                     863   32,173             0.0%
    Centerstate Banks, Inc.                                      371    5,409             0.0%
    Central Pacific Financial Corp.                              628   14,042             0.0%
    Charles Schwab Corp. (The)                                 2,157   65,832             0.1%
    Chemical Financial Corp.                                     800   27,144             0.0%
#   Chicopee Bancorp, Inc.                                        89    1,477             0.0%
    Chubb Corp. (The)                                            812  105,032             0.1%
#   Cincinnati Financial Corp.                                   960   57,821             0.1%
    CIT Group, Inc.                                            1,352   58,136             0.1%
    Citigroup, Inc.                                            8,944  475,552             0.6%
    Citizens Community Bancorp, Inc.                             300    2,664             0.0%
#*  Citizens, Inc.                                             1,400   11,760             0.0%
    City Holding Co.                                             400   19,132             0.0%
    City National Corp.                                          900   80,640             0.1%
    Clifton Bancorp, Inc.                                        214    3,120             0.0%
    CME Group, Inc.                                            1,000   94,470             0.1%
    CNA Financial Corp.                                          300   10,968             0.0%
#   CNO Financial Group, Inc.                                  2,500   48,025             0.1%
    CoBiz Financial, Inc.                                        861   10,728             0.0%
    Columbia Banking System, Inc.                              1,146   38,185             0.0%
    Comerica, Inc.                                             1,107   48,044             0.1%
#   Commerce Bancshares, Inc.                                  1,550   70,602             0.1%
    Community Bank System, Inc.                                  700   28,532             0.0%
    Community Trust Bancorp, Inc.                                250    8,617             0.0%
#*  Cowen Group, Inc. Class A                                  1,879    7,911             0.0%
    Crawford & Co. Class A                                       200    1,122             0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES  VALUE+  OF NET ASSETS**
                                                              ------ -------- ---------------
Financials -- (Continued)
#   Crawford & Co. Class B                                       200 $  1,200             0.0%
#*  Credit Acceptance Corp.                                      345   65,236             0.1%
#*  CU Bancorp                                                   259    6,247             0.0%
#   Cullen/Frost Bankers, Inc.                                   920   62,965             0.1%
*   Customers Bancorp, Inc.                                        7      193             0.0%
#   CVB Financial Corp.                                        1,760   30,712             0.0%
    Dime Community Bancshares, Inc.                              700   12,145             0.0%
    Discover Financial Services                                2,075  116,656             0.1%
    Donegal Group, Inc. Class A                                  700    9,905             0.0%
*   E*TRADE Financial Corp.                                    1,642   46,813             0.1%
    East West Bancorp, Inc.                                    2,523  101,904             0.1%
#   Eaton Vance Corp.                                          1,072   38,710             0.1%
    EMC Insurance Group, Inc.                                    352    8,800             0.0%
    Employers Holdings, Inc.                                     251    6,644             0.0%
#*  Encore Capital Group, Inc.                                   608   24,746             0.0%
    Endurance Specialty Holdings, Ltd.                         1,059   66,855             0.1%
#*  Enova International, Inc.                                    640    8,320             0.0%
*   Enstar Group, Ltd.                                           200   31,560             0.0%
#   Enterprise Bancorp, Inc.                                      41      952             0.0%
    Erie Indemnity Co. Class A                                   892   78,014             0.1%
    EverBank Financial Corp.                                     800   13,808             0.0%
    Evercore Partners, Inc. Class A                              500   27,000             0.0%
#   Everest Re Group, Ltd.                                       500   88,985             0.1%
    FactSet Research Systems, Inc.                               200   35,024             0.0%
    FBL Financial Group, Inc. Class A                            500   31,450             0.0%
    Federal Agricultural Mortgage Corp. Class C                  200    5,872             0.0%
#   Federated Investors, Inc. Class B                          1,100   33,803             0.0%
#   Federated National Holding Co.                               200    6,157             0.0%
    Fifth Third Bancorp                                        5,199   99,041             0.1%
#   Financial Engines, Inc.                                      400   12,864             0.0%
*   First Acceptance Corp.                                     1,000    2,850             0.0%
#   First American Financial Corp.                             1,833   69,892             0.1%
*   First BanCorp(318672706)                                     200      758             0.0%
    First BanCorp(318910106)                                     600   11,118             0.0%
#   First Bancorp, Inc.                                          147    3,106             0.0%
    First Busey Corp.                                            566   11,812             0.0%
*   First Cash Financial Services, Inc.                          644   24,569             0.0%
    First Commonwealth Financial Corp.                         1,503   13,813             0.0%
    First Defiance Financial Corp.                               300   11,490             0.0%
    First Financial Bancorp                                    1,100   21,208             0.0%
#   First Financial Bankshares, Inc.                             800   26,608             0.0%
    First Financial Corp.                                        300   10,281             0.0%
    First Financial Northwest, Inc.                              100    1,255             0.0%
    First Horizon National Corp.                               3,726   52,835             0.1%
    First Merchants Corp.                                        144    3,777             0.0%
    First Midwest Bancorp, Inc.                                1,160   20,671             0.0%
    First Niagara Financial Group, Inc.                        4,158   43,035             0.1%
    First Republic Bank                                          732   47,807             0.1%
    First South Bancorp, Inc.                                    400    3,204             0.0%
    FirstMerit Corp.                                           1,386   26,043             0.0%
    Flushing Financial Corp.                                     700   14,728             0.0%
    FNB Corp.                                                  3,468   46,714             0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES  VALUE+  OF NET ASSETS**
                                                              ------ -------- ---------------
Financials -- (Continued)
    FNF Group                                                  1,043 $ 36,797             0.0%
*   FNFV Group                                                 1,618   18,186             0.0%
    Franklin Resources, Inc.                                   1,592   64,890             0.1%
    Fulton Financial Corp.                                     3,993   53,586             0.1%
#   Gain Capital Holdings, Inc.                                   23      171             0.0%
#   GAMCO Investors, Inc. Class A                                200   11,536             0.0%
*   Genworth Financial, Inc. Class A                             978    4,577             0.0%
    Glacier Bancorp, Inc.                                      1,400   38,304             0.0%
*   Global Indemnity P.L.C.                                      550   15,625             0.0%
    Goldman Sachs Group, Inc. (The)                            1,240  232,500             0.3%
#   Great Southern Bancorp, Inc.                                 200    9,666             0.0%
#*  Green Dot Corp. Class A                                      141    2,614             0.0%
#   Greenhill & Co., Inc.                                        170    4,389             0.0%
#*  Greenlight Capital Re, Ltd. Class A                          700   15,372             0.0%
    Griffin Industrial Realty, Inc.                               93    2,379             0.0%
#   Hancock Holding Co.                                        1,536   42,394             0.1%
    Hanmi Financial Corp.                                        469   11,959             0.0%
    Hanover Insurance Group, Inc. (The)                          600   50,550             0.1%
    Hartford Financial Services Group, Inc. (The)              2,453  113,476             0.1%
#   HCI Group, Inc.                                              253   11,033             0.0%
    Heartland Financial USA, Inc.                                493   18,162             0.0%
*   Heritage Insurance Holdings, Inc.                            500   11,060             0.0%
    HF Financial Corp.                                            99    1,598             0.0%
    HFF, Inc. Class A                                            650   22,438             0.0%
*   Hilltop Holdings, Inc.                                     1,349   28,289             0.0%
    Home Bancorp, Inc.                                           200    5,076             0.0%
#   Home BancShares, Inc.                                      1,200   51,504             0.1%
*   HomeStreet, Inc.                                             443    9,272             0.0%
    Horace Mann Educators Corp.                                  700   23,968             0.0%
*   Howard Hughes Corp. (The)                                    389   48,073             0.1%
    Hudson City Bancorp, Inc.                                  7,639   77,307             0.1%
#   Huntington Bancshares, Inc.                                3,259   35,751             0.0%
    Iberiabank Corp.                                             700   42,441             0.1%
    Independent Bank Corp.                                       618   28,885             0.0%
#   Independent Bank Group, Inc.                                 162    6,310             0.0%
    Interactive Brokers Group, Inc. Class A                    1,364   56,115             0.1%
    Intercontinental Exchange, Inc.                              424  107,018             0.1%
    International Bancshares Corp.                             1,357   36,571             0.0%
    Invesco, Ltd.                                              2,351   77,983             0.1%
    Investors Bancorp, Inc.                                    3,305   41,346             0.1%
#   Janus Capital Group, Inc.                                  3,400   52,802             0.1%
    Jones Lang LaSalle, Inc.                                     300   50,013             0.1%
    JPMorgan Chase & Co.                                      15,101  970,239             1.1%
#   Kearny Financial Corp.                                       836    9,990             0.0%
#   Kemper Corp.                                               1,168   41,721             0.1%
    Kennedy-Wilson Holdings, Inc.                                930   22,804             0.0%
    KeyCorp                                                    4,995   62,038             0.1%
    Lakeland Financial Corp.                                     208    9,345             0.0%
    LegacyTexas Financial Group, Inc.                            571   16,388             0.0%
    Legg Mason, Inc.                                             979   43,810             0.1%
    Leucadia National Corp.                                    1,745   34,917             0.0%
    Lincoln National Corp.                                     1,614   86,365             0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES  VALUE+  OF NET ASSETS**
                                                              ------ -------- ---------------
Financials -- (Continued)
    Loews Corp.                                                2,000 $ 72,920             0.1%
#   LPL Financial Holdings, Inc.                               1,367   58,234             0.1%
#   M&T Bank Corp.                                               888  106,427             0.1%
#   Maiden Holdings, Ltd.                                      1,300   20,215             0.0%
    MainSource Financial Group, Inc.                             700   15,148             0.0%
*   Marcus & Millichap, Inc.                                     300   13,071             0.0%
    MarketAxess Holdings, Inc.                                   511   51,769             0.1%
    Marsh & McLennan Cos., Inc.                                1,000   55,740             0.1%
*   Maui Land & Pineapple Co., Inc.                              240    1,248             0.0%
#   MB Financial, Inc.                                         1,304   42,041             0.1%
    McGraw Hill Financial, Inc.                                  500   46,320             0.1%
    Merchants Bancshares, Inc.                                   114    3,593             0.0%
#   Mercury General Corp.                                        740   39,967             0.1%
    Meridian Bancorp, Inc.                                       183    2,569             0.0%
    MetLife, Inc.                                              2,727  137,386             0.2%
    Metro Bancorp, Inc.                                           84    2,602             0.0%
#*  MGIC Investment Corp.                                      3,800   35,720             0.0%
    MidSouth Bancorp, Inc.                                        72      731             0.0%
    Moody's Corp.                                                400   38,464             0.1%
    Morgan Stanley                                             4,000  131,880             0.2%
    Morningstar, Inc.                                            400   32,844             0.0%
    MSCI, Inc.                                                   919   61,573             0.1%
    Nasdaq, Inc.                                               1,199   69,410             0.1%
    National Bank Holdings Corp. Class A                         600   13,236             0.0%
#   National Interstate Corp.                                    500   14,350             0.0%
    National Penn Bancshares, Inc.                             3,425   41,237             0.1%
    National Western Life Group, Inc. Class A                     11    2,838             0.0%
#*  Nationstar Mortgage Holdings, Inc.                           628    8,334             0.0%
    Navient Corp.                                              3,093   40,797             0.1%
*   Navigators Group, Inc. (The)                                 200   17,070             0.0%
    NBT Bancorp, Inc.                                          1,078   30,303             0.0%
    Nelnet, Inc. Class A                                         700   25,046             0.0%
#   New York Community Bancorp, Inc.                           1,600   26,432             0.0%
#*  NewStar Financial, Inc.                                      868    9,157             0.0%
    Northeast Community Bancorp, Inc.                            500    3,690             0.0%
    Northern Trust Corp.                                       1,480  104,177             0.1%
#   Northfield Bancorp, Inc.                                     134    2,053             0.0%
    Northwest Bancshares, Inc.                                 2,350   31,631             0.0%
#   Ocean Shore Holding Co.                                      183    3,160             0.0%
#*  Ocwen Financial Corp.                                      1,500   10,485             0.0%
    OFG Bancorp                                                1,300   11,973             0.0%
    Old National Bancorp.                                      2,280   31,920             0.0%
    Old Republic International Corp.                           3,800   68,552             0.1%
    OneBeacon Insurance Group, Ltd. Class A                      140    2,015             0.0%
    Oppenheimer Holdings, Inc. Class A                           400    7,340             0.0%
    Oritani Financial Corp.                                    1,400   22,288             0.0%
    Pacific Continental Corp.                                    357    5,119             0.0%
*   Pacific Mercantile Bancorp                                    91      617             0.0%
    PacWest Bancorp                                            1,291   58,147             0.1%
    Park National Corp.                                          340   30,845             0.0%
    PartnerRe, Ltd.                                              770  107,030             0.1%
#   Peapack Gladstone Financial Corp.                            234    5,291             0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES  VALUE+  OF NET ASSETS**
                                                              ------ -------- ---------------
Financials -- (Continued)
#   Penns Woods Bancorp, Inc.                                     71 $  3,163             0.0%
#   People's United Financial, Inc.                            3,487   55,618             0.1%
*   PHH Corp.                                                  1,109   16,302             0.0%
    Pinnacle Financial Partners, Inc.                            630   33,151             0.0%
    PNC Financial Services Group, Inc. (The)                   1,500  135,390             0.2%
    Popular, Inc.                                              1,538   45,479             0.1%
#*  PRA Group, Inc.                                            1,000   54,800             0.1%
    Preferred Bank                                               400   13,244             0.0%
#   Primerica, Inc.                                            1,219   58,061             0.1%
    Principal Financial Group, Inc.                            2,598  130,316             0.2%
    PrivateBancorp, Inc.                                       1,429   59,775             0.1%
    ProAssurance Corp.                                         1,200   63,552             0.1%
    Progressive Corp. (The)                                    4,210  139,477             0.2%
    Prosperity Bancshares, Inc.                                1,062   54,566             0.1%
    Provident Financial Services, Inc.                         1,200   24,384             0.0%
    Prudential Financial, Inc.                                 1,400  115,500             0.1%
    Pulaski Financial Corp.                                      143    2,122             0.0%
    QC Holdings, Inc.                                            500      775             0.0%
    Radian Group, Inc.                                         1,100   15,917             0.0%
    Raymond James Financial, Inc.                              1,029   56,708             0.1%
*   Realogy Holdings Corp.                                     1,039   40,625             0.1%
    Regions Financial Corp.                                    4,691   43,861             0.1%
    Reinsurance Group of America, Inc.                           570   51,437             0.1%
#   RenaissanceRe Holdings, Ltd.                                 778   85,292             0.1%
    Renasant Corp.                                               805   27,877             0.0%
    Republic Bancorp, Inc. Class A                               500   12,715             0.0%
    Resource America, Inc. Class A                               500    3,845             0.0%
    Riverview Bancorp, Inc.                                      500    2,360             0.0%
    RLI Corp.                                                    620   37,727             0.0%
    S&T Bancorp, Inc.                                            700   22,316             0.0%
    Safety Insurance Group, Inc.                                 300   17,385             0.0%
    Sandy Spring Bancorp, Inc.                                   600   16,500             0.0%
*   Santander Consumer USA Holdings, Inc.                      1,248   22,476             0.0%
    SEI Investments Co.                                          664   34,408             0.0%
    Selective Insurance Group, Inc.                            1,010   36,855             0.0%
    ServisFirst Bancshares, Inc.                                 258   10,934             0.0%
*   Signature Bank                                               442   65,823             0.1%
#   Simmons First National Corp. Class A                         300   15,462             0.0%
*   SLM Corp.                                                  6,827   48,199             0.1%
    South State Corp.                                            300   23,250             0.0%
#*  Springleaf Holdings, Inc.                                    724   33,963             0.0%
*   St Joe Co. (The)                                             600   11,892             0.0%
    StanCorp Financial Group, Inc.                               700   80,304             0.1%
    State Auto Financial Corp.                                   700   16,695             0.0%
    State Bank Financial Corp.                                    50    1,070             0.0%
    State Street Corp.                                         1,417   97,773             0.1%
    Sterling Bancorp                                             211    3,247             0.0%
    Stewart Information Services Corp.                           400   16,068             0.0%
*   Stifel Financial Corp.                                       975   43,319             0.1%
    Suffolk Bancorp                                              200    5,978             0.0%
    SunTrust Banks, Inc.                                       1,567   65,062             0.1%
*   SVB Financial Group                                          400   48,828             0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE+    OF NET ASSETS**
                                                              ------ ----------- ---------------
Financials -- (Continued)
    Symetra Financial Corp.                                    1,723 $    54,671             0.1%
    Synovus Financial Corp.                                    1,727      54,625             0.1%
#   T Rowe Price Group, Inc.                                     400      30,248             0.0%
    TCF Financial Corp.                                        2,700      41,553             0.1%
    TD Ameritrade Holding Corp.                                  642      22,130             0.0%
*   Tejon Ranch Co.                                              451      10,161             0.0%
#*  Texas Capital Bancshares, Inc.                               698      38,530             0.1%
#   TFS Financial Corp.                                        2,603      45,709             0.1%
#   Tompkins Financial Corp.                                     305      16,555             0.0%
    Torchmark Corp.                                              654      37,939             0.0%
    TowneBank                                                    721      15,473             0.0%
    Travelers Cos., Inc. (The)                                 2,608     294,417             0.3%
    Trico Bancshares                                             166       4,376             0.0%
    TrustCo Bank Corp. NY                                      2,597      16,179             0.0%
#   Trustmark Corp.                                            1,251      30,062             0.0%
    U.S. Bancorp.                                              8,200     345,876             0.4%
#   UMB Financial Corp.                                          800      39,264             0.1%
#   Umpqua Holdings Corp.                                      3,092      51,636             0.1%
    Union Bankshares Corp.                                     1,129      28,281             0.0%
#   Union Bankshares, Inc.                                        64       1,715             0.0%
#   United Bankshares, Inc.                                    1,120      44,296             0.1%
    United Community Banks, Inc.                                 223       4,496             0.0%
    United Financial Bancorp, Inc.                             1,084      14,070             0.0%
    United Fire Group, Inc.                                      150       5,579             0.0%
#   Universal Insurance Holdings, Inc.                         1,300      41,015             0.1%
    Univest Corp. of Pennsylvania                                600      11,814             0.0%
    Unum Group                                                 1,500      51,975             0.1%
    Validus Holdings, Ltd.                                     1,519      67,292             0.1%
#   Valley National Bancorp                                    4,371      45,895             0.1%
#   Virtus Investment Partners, Inc.                              67       7,842             0.0%
    Voya Financial, Inc.                                         820      33,267             0.0%
#   Waddell & Reed Financial, Inc. Class A                       652      24,085             0.0%
*   Walker & Dunlop, Inc.                                        600      17,406             0.0%
    Washington Federal, Inc.                                   1,883      46,962             0.1%
#   Washington Trust Bancorp, Inc.                               217       8,420             0.0%
    Waterstone Financial, Inc.                                 1,097      14,612             0.0%
    Webster Financial Corp.                                    1,603      59,471             0.1%
    Wells Fargo & Co.                                         23,585   1,276,892             1.5%
#   WesBanco, Inc.                                             1,023      33,401             0.0%
#   Westamerica Bancorporation                                   530      23,431             0.0%
*   Western Alliance Bancorp                                   1,457      52,088             0.1%
    Westwood Holdings Group, Inc.                                267      15,513             0.0%
    Willis Group Holdings P.L.C.                               1,100      49,071             0.1%
    Wilshire Bancorp, Inc.                                     1,608      17,190             0.0%
    Wintrust Financial Corp.                                   1,001      50,540             0.1%
#   WisdomTree Investments, Inc.                                 936      17,999             0.0%
    WR Berkley Corp.                                           1,500      83,745             0.1%
    WSFS Financial Corp.                                         400      12,708             0.0%
    XL Group P.L.C.                                            1,823      69,420             0.1%
#   Zions Bancorporation                                       1,100      31,647             0.0%
                                                                     -----------            ----
Total Financials                                                      16,990,251            19.6%
                                                                     -----------            ----

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES  VALUE+  OF NET ASSETS**
                                                              ------ -------- ---------------
Industrials -- (14.6%)
    3M Co.                                                     1,300 $204,373             0.2%
    AAON, Inc.                                                   740   15,148             0.0%
    AAR Corp.                                                    800   18,152             0.0%
    ABM Industries, Inc.                                         800   22,720             0.0%
*   ACCO Brands Corp.                                            759    6,125             0.0%
#   Actuant Corp. Class A                                      1,500   34,200             0.1%
    Acuity Brands, Inc.                                          145   31,697             0.0%
#   ADT Corp. (The)                                            2,527   83,492             0.1%
    Advanced Drainage Systems, Inc.                              334   10,494             0.0%
*   Advisory Board Co. (The)                                     200    8,766             0.0%
#*  AECOM                                                      2,099   61,858             0.1%
*   Aegion Corp.                                                 700   13,503             0.0%
#*  Aerojet Rocketdyne Holdings, Inc.                          1,200   20,328             0.0%
#*  Aerovironment, Inc.                                          400    9,228             0.0%
#   AGCO Corp.                                                 1,100   53,229             0.1%
#   Air Lease Corp.                                            1,400   47,194             0.1%
*   Air Transport Services Group, Inc.                           451    4,415             0.0%
    Alamo Group, Inc.                                            200    9,384             0.0%
    Alaska Air Group, Inc.                                     2,600  198,250             0.2%
    Albany International Corp. Class A                           486   18,259             0.0%
#   Allegiant Travel Co.                                         400   78,980             0.1%
    Allegion P.L.C.                                              469   30,565             0.0%
    Allison Transmission Holdings, Inc.                        2,807   80,561             0.1%
    Altra Industrial Motion Corp.                                800   21,168             0.0%
    AMERCO                                                       600  243,786             0.3%
    American Airlines Group, Inc.                              1,620   74,876             0.1%
#   American Railcar Industries, Inc.                            600   34,632             0.1%
*   American Woodmark Corp.                                      490   35,623             0.1%
    AMETEK, Inc.                                               1,331   72,965             0.1%
    AO Smith Corp.                                               346   26,580             0.0%
#   Apogee Enterprises, Inc.                                     600   29,718             0.0%
#   Applied Industrial Technologies, Inc.                        900   37,179             0.1%
*   ARC Document Solutions, Inc.                                 900    5,598             0.0%
    ArcBest Corp.                                                600   15,540             0.0%
    Argan, Inc.                                                  211    7,796             0.0%
#*  Armstrong World Industries, Inc.                             928   46,047             0.1%
    Astec Industries, Inc.                                       500   16,250             0.0%
*   Astronics Corp.                                              220    8,318             0.0%
*   Atlas Air Worldwide Holdings, Inc.                           450   18,558             0.0%
*   Avis Budget Group, Inc.                                    1,800   89,892             0.1%
    AZZ, Inc.                                                    600   33,198             0.1%
#   B/E Aerospace, Inc.                                          300   14,085             0.0%
*   Babcock & Wilcox Enterprises, Inc.                           600   10,188             0.0%
    Barnes Group, Inc.                                           920   34,583             0.1%
*   Beacon Roofing Supply, Inc.                                  828   29,303             0.0%
*   Blount International, Inc.                                 1,600    9,712             0.0%
#   Boeing Co. (The)                                           1,200  177,684             0.2%
#   Brady Corp. Class A                                          700   15,925             0.0%
    Briggs & Stratton Corp.                                      600   10,662             0.0%
    Brink's Co. (The)                                            997   30,887             0.0%
#*  Builders FirstSource, Inc.                                 1,800   21,276             0.0%
    BWX Technologies, Inc.                                     1,200   33,960             0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES  VALUE+  OF NET ASSETS**
                                                              ------ -------- ---------------
Industrials -- (Continued)
*   CAI International, Inc.                                      600 $  6,972             0.0%
    Carlisle Cos., Inc.                                          500   43,500             0.1%
*   Casella Waste Systems, Inc. Class A                          700    4,249             0.0%
#   Caterpillar, Inc.                                          2,675  195,248             0.2%
    CEB, Inc.                                                    400   29,904             0.0%
#   Ceco Environmental Corp.                                     396    3,532             0.0%
    Celadon Group, Inc.                                          500    7,240             0.0%
#   CH Robinson Worldwide, Inc.                                  500   34,690             0.1%
#   Chicago Bridge & Iron Co. NV                               1,616   72,510             0.1%
#   Cintas Corp.                                                 400   37,236             0.1%
    CIRCOR International, Inc.                                   300   13,776             0.0%
    Civeo Corp.                                                1,562    2,905             0.0%
#   CLARCOR, Inc.                                                700   34,902             0.1%
#*  Clean Harbors, Inc.                                          400   18,596             0.0%
*   Colfax Corp.                                               1,102   29,710             0.0%
    Columbus McKinnon Corp.                                      500    9,345             0.0%
    Comfort Systems USA, Inc.                                    600   19,158             0.0%
#   Copa Holdings SA Class A                                     293   14,802             0.0%
*   Copart, Inc.                                               1,561   56,524             0.1%
    Covanta Holding Corp.                                      2,083   34,911             0.1%
*   Covenant Transportation Group, Inc. Class A                  115    2,220             0.0%
*   CRA International, Inc.                                      300    7,020             0.0%
    Crane Co.                                                    900   47,376             0.1%
    CSX Corp.                                                  6,500  175,435             0.2%
    Cubic Corp.                                                  600   26,910             0.0%
    Cummins, Inc.                                              1,066  110,342             0.1%
    Curtiss-Wright Corp.                                       1,000   69,560             0.1%
#   Deere & Co.                                                  990   77,220             0.1%
    Delta Air Lines, Inc.                                      2,800  142,352             0.2%
#   Deluxe Corp.                                                 880   52,404             0.1%
*   DigitalGlobe, Inc.                                         1,670   24,933             0.0%
#   Donaldson Co., Inc.                                        1,061   32,042             0.0%
    Douglas Dynamics, Inc.                                       128    2,808             0.0%
    Dover Corp.                                                1,331   85,756             0.1%
    Dun & Bradstreet Corp. (The)                                 224   25,507             0.0%
#*  DXP Enterprises, Inc.                                        200    6,052             0.0%
#*  Dycom Industries, Inc.                                       700   53,263             0.1%
    Eastern Co. (The)                                            142    2,381             0.0%
    Eaton Corp. P.L.C.                                         1,416   79,169             0.1%
*   Echo Global Logistics, Inc.                                  400    9,516             0.0%
    EMCOR Group, Inc.                                          1,300   62,764             0.1%
    Emerson Electric Co.                                       2,000   94,460             0.1%
    Encore Wire Corp.                                            400   17,108             0.0%
#*  Energy Recovery, Inc.                                        992    7,113             0.0%
    EnerSys                                                    1,000   60,990             0.1%
    Engility Holdings, Inc.                                      266    8,563             0.0%
    EnPro Industries, Inc.                                       400   19,644             0.0%
    Equifax, Inc.                                                500   53,285             0.1%
    ESCO Technologies, Inc.                                      400   14,836             0.0%
    Essendant, Inc.                                              900   31,113             0.0%
*   Esterline Technologies Corp.                                 400   30,820             0.0%
    Expeditors International of Washington, Inc.                 700   34,853             0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Industrials -- (Continued)
    Exponent, Inc.                                               289 $   14,858             0.0%
#   Fastenal Co.                                                 600     23,496             0.0%
    Federal Signal Corp.                                         800     12,048             0.0%
    FedEx Corp.                                                1,268    197,871             0.2%
#   Flowserve Corp.                                              600     27,816             0.0%
    Fluor Corp.                                                  926     44,272             0.1%
#   Fortune Brands Home & Security, Inc.                         745     38,986             0.1%
    Forward Air Corp.                                            500     22,680             0.0%
    Franklin Electric Co., Inc.                                  719     23,698             0.0%
    FreightCar America, Inc.                                     300      5,454             0.0%
*   FTI Consulting, Inc.                                         920     31,289             0.0%
#*  Fuel Tech, Inc.                                              600      1,212             0.0%
    G&K Services, Inc. Class A                                   500     32,910             0.1%
#   GATX Corp.                                                 1,007     47,027             0.1%
#*  Generac Holdings, Inc.                                       793     25,027             0.0%
#   General Cable Corp.                                        1,052     16,190             0.0%
    General Dynamics Corp.                                       723    107,423             0.1%
    General Electric Co.                                      35,154  1,016,654             1.2%
#*  Genesee & Wyoming, Inc. Class A                              800     53,680             0.1%
*   Gibraltar Industries, Inc.                                   800     20,256             0.0%
    Global Brass & Copper Holdings, Inc.                         441      9,918             0.0%
#   Gorman-Rupp Co. (The)                                        625     17,869             0.0%
*   GP Strategies Corp.                                          600     15,054             0.0%
#   Graco, Inc.                                                  400     29,360             0.0%
    Granite Construction, Inc.                                   700     22,988             0.0%
*   Great Lakes Dredge & Dock Corp.                            1,000      4,000             0.0%
#   Greenbrier Cos., Inc. (The)                                  700     26,628             0.0%
#   Griffon Corp.                                              1,100     18,898             0.0%
    H&E Equipment Services, Inc.                                 375      7,241             0.0%
*   Hawaiian Holdings, Inc.                                      600     20,820             0.0%
#*  HC2 Holdings, Inc.                                            69        522             0.0%
*   HD Supply Holdings, Inc.                                   1,200     35,748             0.1%
#   Heartland Express, Inc.                                    1,500     28,245             0.0%
    HEICO Corp.                                                  262     13,215             0.0%
    HEICO Corp. Class A                                          471     20,573             0.0%
    Heidrick & Struggles International, Inc.                     400     10,624             0.0%
*   Heritage-Crystal Clean, Inc.                                  99      1,180             0.0%
    Herman Miller, Inc.                                          900     28,557             0.0%
#*  Hertz Global Holdings, Inc.                                2,888     56,316             0.1%
#   Hexcel Corp.                                               1,373     63,597             0.1%
*   Hill International, Inc.                                     900      3,042             0.0%
    Hillenbrand, Inc.                                          1,103     32,726             0.1%
#   HNI Corp.                                                    649     27,868             0.0%
    Honeywell International, Inc.                              1,737    179,397             0.2%
    Houston Wire & Cable Co.                                     221      1,370             0.0%
*   Hub Group, Inc. Class A                                      700     27,986             0.0%
    Hubbell, Inc. Class A                                        100     11,817             0.0%
#   Hubbell, Inc. Class B                                        664     64,308             0.1%
    Huntington Ingalls Industries, Inc.                          716     85,877             0.1%
    Hurco Cos., Inc.                                             200      5,374             0.0%
*   Huron Consulting Group, Inc.                                 413     19,948             0.0%
    Hyster-Yale Materials Handling, Inc.                         400     23,408             0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES  VALUE+  OF NET ASSETS**
                                                              ------ -------- ---------------
Industrials -- (Continued)
*   ICF International, Inc.                                      350 $ 10,735             0.0%
    IDEX Corp.                                                   986   75,685             0.1%
*   IHS, Inc. Class A                                            300   35,862             0.1%
    Illinois Tool Works, Inc.                                    800   73,552             0.1%
    Ingersoll-Rand P.L.C.                                      1,300   77,038             0.1%
#*  InnerWorkings, Inc.                                          640    4,787             0.0%
*   Innovative Solutions & Support, Inc.                         400    1,000             0.0%
    Insperity, Inc.                                              400   18,584             0.0%
    Insteel Industries, Inc.                                     400    8,556             0.0%
    Interface, Inc.                                            1,285   25,122             0.0%
    ITT Corp.                                                  1,500   59,370             0.1%
*   Jacobs Engineering Group, Inc.                             1,233   49,493             0.1%
#   JB Hunt Transport Services, Inc.                             420   32,075             0.0%
*   JetBlue Airways Corp.                                      7,800  193,752             0.2%
    John Bean Technologies Corp.                                 300   13,458             0.0%
#   Joy Global, Inc.                                             300    5,154             0.0%
#   Kaman Corp.                                                  600   23,334             0.0%
    Kansas City Southern                                       1,000   82,760             0.1%
    KAR Auction Services, Inc.                                 1,819   69,850             0.1%
    KBR, Inc.                                                    800   14,752             0.0%
    Kelly Services, Inc. Class A                                 632    9,986             0.0%
#   Kennametal, Inc.                                           1,500   42,180             0.1%
    Kforce, Inc.                                                 856   24,062             0.0%
    Kimball International, Inc. Class B                          858    9,369             0.0%
*   Kirby Corp.                                                1,000   65,290             0.1%
#*  KLX, Inc.                                                    450   17,600             0.0%
    Knight Transportation, Inc.                                2,000   50,840             0.1%
    Knoll, Inc.                                                  628   14,595             0.0%
    Korn/Ferry International                                     806   29,314             0.0%
    L-3 Communications Holdings, Inc.                            800  101,120             0.1%
#   Landstar System, Inc.                                        400   25,216             0.0%
*   Lawson Products, Inc.                                        185    4,812             0.0%
#*  Layne Christensen Co.                                        500    3,170             0.0%
    LB Foster Co. Class A                                        200    2,946             0.0%
#   Lennox International, Inc.                                   360   47,812             0.1%
    Lincoln Electric Holdings, Inc.                              996   59,571             0.1%
#   Lindsay Corp.                                                300   20,334             0.0%
*   LMI Aerospace, Inc.                                          300    3,147             0.0%
    Lockheed Martin Corp.                                        524  115,191             0.1%
    LSI Industries, Inc.                                         700    7,518             0.0%
    Manitowoc Co., Inc. (The)                                  2,048   31,334             0.0%
    Manpowergroup, Inc.                                          888   81,501             0.1%
    Marten Transport, Ltd.                                       900   14,751             0.0%
    Masco Corp.                                                  985   28,565             0.0%
*   MasTec, Inc.                                               1,477   24,769             0.0%
*   Mastech Holdings, Inc.                                        55      443             0.0%
    Matson, Inc.                                               1,017   46,609             0.1%
    Matthews International Corp. Class A                         500   28,865             0.0%
#   McGrath RentCorp                                             700   21,035             0.0%
*   Meritor, Inc.                                                830    9,022             0.0%
*   Middleby Corp. (The)                                         445   52,038             0.1%
    Miller Industries, Inc.                                      300    6,804             0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES  VALUE+  OF NET ASSETS**
                                                              ------ -------- ---------------
Industrials -- (Continued)
*   Mistras Group, Inc.                                           69 $  1,305             0.0%
#   Mobile Mini, Inc.                                            781   26,741             0.0%
*   Moog, Inc. Class A                                           700   43,232             0.1%
    MSA Safety, Inc.                                             740   32,175             0.0%
#   MSC Industrial Direct Co., Inc. Class A                      689   43,249             0.1%
    Mueller Industries, Inc.                                   1,118   35,239             0.1%
    Mueller Water Products, Inc. Class A                       3,445   30,316             0.0%
#   Multi-Color Corp.                                            432   33,627             0.1%
*   MYR Group, Inc.                                              119    2,678             0.0%
*   Navigant Consulting, Inc.                                  1,100   18,920             0.0%
    Nielsen Holdings P.L.C.                                    1,793   85,185             0.1%
    NN, Inc.                                                      92    1,270             0.0%
#   Nordson Corp.                                                700   49,868             0.1%
    Norfolk Southern Corp.                                     1,661  132,930             0.2%
#*  Nortek, Inc.                                                 300   18,405             0.0%
    Northrop Grumman Corp.                                       420   78,855             0.1%
#*  Northwest Pipe Co.                                           100    1,321             0.0%
#*  NOW, Inc.                                                    425    7,017             0.0%
*   Old Dominion Freight Line, Inc.                            1,019   63,117             0.1%
#   Omega Flex, Inc.                                             169    6,986             0.0%
*   On Assignment, Inc.                                        1,100   49,621             0.1%
    Orbital ATK, Inc.                                            928   79,455             0.1%
*   Orion Energy Systems, Inc.                                   900    1,629             0.0%
*   Orion Marine Group, Inc.                                   1,000    3,910             0.0%
#   Oshkosh Corp.                                              1,336   54,896             0.1%
    Owens Corning                                              2,256  102,716             0.1%
#   PACCAR, Inc.                                               2,230  117,410             0.1%
*   PAM Transportation Services, Inc.                            239    8,535             0.0%
    Park-Ohio Holdings Corp.                                     200    6,900             0.0%
    Parker-Hannifin Corp.                                      1,094  114,542             0.1%
*   Patrick Industries, Inc.                                     625   25,363             0.0%
#   Pentair P.L.C.                                             1,588   88,801             0.1%
*   PGT, Inc.                                                    689    8,309             0.0%
#   Pitney Bowes, Inc.                                         1,237   25,544             0.0%
    Powell Industries, Inc.                                      300    9,996             0.0%
#*  PowerSecure International, Inc.                              500    6,230             0.0%
    Precision Castparts Corp.                                    741  171,030             0.2%
    Preformed Line Products Co.                                  191    8,118             0.0%
#   Primoris Services Corp.                                    1,216   24,223             0.0%
#*  Proto Labs, Inc.                                             146    9,467             0.0%
    Quad/Graphics, Inc.                                          200    2,580             0.0%
    Quanex Building Products Corp.                             1,000   18,870             0.0%
*   Quanta Services, Inc.                                      1,200   24,132             0.0%
#   Raven Industries, Inc.                                       600   10,926             0.0%
    Raytheon Co.                                               1,200  140,880             0.2%
*   RBC Bearings, Inc.                                           300   20,517             0.0%
    RCM Technologies, Inc.                                       400    2,044             0.0%
#   Regal Beloit Corp.                                           637   40,634             0.1%
*   Republic Airways Holdings, Inc.                            1,000    5,760             0.0%
    Republic Services, Inc.                                    2,910  127,283             0.2%
*   Rexnord Corp.                                              1,378   25,465             0.0%
*   Roadrunner Transportation Systems, Inc.                      799    8,501             0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES  VALUE+  OF NET ASSETS**
                                                              ------ -------- ---------------
Industrials -- (Continued)
    Robert Half International, Inc.                              500 $ 26,330             0.0%
#   Rockwell Automation, Inc.                                    500   54,580             0.1%
#   Rockwell Collins, Inc.                                       500   43,360             0.1%
#   Rollins, Inc.                                              1,590   42,644             0.1%
    Roper Technologies, Inc.                                     700  130,445             0.2%
*   RPX Corp.                                                    330    4,699             0.0%
#   RR Donnelley & Sons Co.                                    2,292   38,666             0.1%
*   Rush Enterprises, Inc. Class A                               750   18,285             0.0%
    Ryder System, Inc.                                         1,300   93,314             0.1%
*   Saia, Inc.                                                   450   10,625             0.0%
*   Sensata Technologies Holding NV                              389   18,707             0.0%
    Simpson Manufacturing Co., Inc.                              700   26,586             0.0%
#   SkyWest, Inc.                                                900   17,136             0.0%
*   SL Industries, Inc.                                          200    6,700             0.0%
    Snap-on, Inc.                                                500   82,945             0.1%
#*  SolarCity Corp.                                              204    6,049             0.0%
    Southwest Airlines Co.                                     4,513  208,907             0.3%
*   SP Plus Corp.                                                500   12,750             0.0%
*   Spirit Aerosystems Holdings, Inc. Class A                  1,500   79,110             0.1%
#*  Spirit Airlines, Inc.                                        800   29,696             0.0%
    SPX Corp.                                                    546    6,689             0.0%
*   SPX FLOW, Inc.                                               546   18,509             0.0%
    Standex International Corp.                                  300   26,916             0.0%
    Stanley Black & Decker, Inc.                               1,100  116,578             0.1%
    Steelcase, Inc. Class A                                    1,700   32,997             0.1%
*   Stericycle, Inc.                                             300   36,411             0.1%
    Sun Hydraulics Corp.                                         462   13,532             0.0%
#*  Swift Transportation Co.                                   1,700   26,571             0.0%
    TAL International Group, Inc.                                900   15,264             0.0%
*   Team, Inc.                                                   500   17,500             0.0%
*   Teledyne Technologies, Inc.                                  600   53,538             0.1%
    Tennant Co.                                                  300   17,376             0.0%
    Terex Corp.                                                1,939   38,896             0.1%
    Tetra Tech, Inc.                                           1,600   43,040             0.1%
#   Textainer Group Holdings, Ltd.                               800   15,648             0.0%
    Textron, Inc.                                              2,314   97,581             0.1%
*   Thermon Group Holdings, Inc.                                 500   10,055             0.0%
    Timken Co. (The)                                           1,100   34,760             0.1%
#*  Titan Machinery, Inc.                                        261    3,192             0.0%
#   Toro Co. (The)                                               400   30,108             0.0%
    Towers Watson & Co. Class A                                  400   49,424             0.1%
*   TransDigm Group, Inc.                                        100   21,985             0.0%
#*  Trex Co., Inc.                                               444   17,347             0.0%
*   Trimas Corp.                                                 456    9,125             0.0%
    Trinity Industries, Inc.                                   3,800  102,866             0.1%
#   Triumph Group, Inc.                                          920   42,854             0.1%
*   TrueBlue, Inc.                                               575   16,658             0.0%
    Tyco International P.L.C.                                  1,168   42,562             0.1%
*   Ultralife Corp.                                              400    2,712             0.0%
    UniFirst Corp.                                               240   25,217             0.0%
    Union Pacific Corp.                                        3,518  314,333             0.4%
*   United Continental Holdings, Inc.                          1,100   66,341             0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE+    OF NET ASSETS**
                                                              ------ ----------- ---------------
Industrials -- (Continued)
    United Parcel Service, Inc. Class B                        1,300 $   133,926             0.2%
*   United Rentals, Inc.                                         704      52,701             0.1%
    United Technologies Corp.                                  2,085     205,185             0.2%
    Universal Forest Products, Inc.                              400      29,052             0.0%
    Universal Truckload Services, Inc.                           325       5,194             0.0%
#   US Ecology, Inc.                                             400      15,684             0.0%
#*  USG Corp.                                                  1,065      25,102             0.0%
*   UTi Worldwide, Inc.                                        1,678      11,964             0.0%
    Valmont Industries, Inc.                                     500      54,220             0.1%
*   Vectrus, Inc.                                                240       5,969             0.0%
*   Verisk Analytics, Inc.                                       650      46,547             0.1%
#*  Veritiv Corp.                                                 47       1,974             0.0%
*   Versar, Inc.                                                 300         978             0.0%
#   Viad Corp.                                                   600      18,066             0.0%
*   Virco Manufacturing Corp.                                    285       1,032             0.0%
#*  Wabash National Corp.                                      1,350      16,160             0.0%
*   WABCO Holdings, Inc.                                         200      22,446             0.0%
#   Wabtec Corp.                                                 400      33,148             0.1%
    Waste Connections, Inc.                                    1,700      92,616             0.1%
    Waste Management, Inc.                                     1,386      74,511             0.1%
    Watsco, Inc.                                                 400      49,212             0.1%
    Watts Water Technologies, Inc. Class A                       423      23,028             0.0%
    Werner Enterprises, Inc.                                   1,700      44,982             0.1%
*   Wesco Aircraft Holdings, Inc.                                 52         648             0.0%
#*  WESCO International, Inc.                                    649      31,756             0.0%
    West Corp.                                                   508      12,095             0.0%
#   Woodward, Inc.                                             1,000      45,500             0.1%
#   WW Grainger, Inc.                                            120      25,200             0.0%
#*  XPO Logistics, Inc.                                          938      26,039             0.0%
    Xylem, Inc.                                                1,471      53,559             0.1%
*   YRC Worldwide, Inc.                                          640      11,686             0.0%
                                                                     -----------            ----
Total Industrials                                                     14,501,506            16.7%
                                                                     -----------            ----
Information Technology -- (17.0%)
#*  3D Systems Corp.                                             300       3,018             0.0%
    Accenture P.L.C. Class A                                     633      67,858             0.1%
#*  ACI Worldwide, Inc.                                        1,683      40,308             0.1%
#   Activision Blizzard, Inc.                                  2,916     101,360             0.1%
*   Actua Corp.                                                  900      12,465             0.0%
*   Acxiom Corp.                                               1,000      22,120             0.0%
*   Adobe Systems, Inc.                                          473      41,936             0.1%
    ADTRAN, Inc.                                                 600       9,318             0.0%
*   Advanced Energy Industries, Inc.                             676      19,117             0.0%
#*  Akamai Technologies, Inc.                                    412      25,058             0.0%
*   Alliance Data Systems Corp.                                  130      38,650             0.1%
*   Alphabet, Inc. Class A                                       500     368,695             0.4%
*   Alphabet, Inc. Class C                                       601     427,197             0.5%
    Altera Corp.                                               1,100      57,805             0.1%
    Amdocs, Ltd.                                               1,200      71,484             0.1%
*   Amkor Technology, Inc.                                     4,400      27,368             0.0%
    Amphenol Corp. Class A                                     1,200      65,064             0.1%
    Analog Devices, Inc.                                         943      56,693             0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Information Technology -- (Continued)
*   Anixter International, Inc.                                  536 $   36,759             0.1%
#*  ANSYS, Inc.                                                  500     47,655             0.1%
    Apple, Inc.                                               16,719  1,997,921             2.3%
    Applied Materials, Inc.                                    2,002     33,574             0.0%
#*  ARRIS Group, Inc.                                          2,960     83,650             0.1%
*   Arrow Electronics, Inc.                                    1,026     56,420             0.1%
#*  Aspen Technology, Inc.                                     1,102     45,612             0.1%
    Atmel Corp.                                                1,400     10,640             0.0%
#*  Autodesk, Inc.                                               300     16,557             0.0%
    Automatic Data Processing, Inc.                            1,000     86,990             0.1%
#   Avago Technologies, Ltd.                                     600     73,878             0.1%
*   AVG Technologies NV                                        1,503     35,621             0.1%
#*  Aviat Networks, Inc.                                         210        214             0.0%
*   Avid Technology, Inc.                                         62        524             0.0%
    Avnet, Inc.                                                1,781     80,911             0.1%
    AVX Corp.                                                  3,100     41,850             0.1%
*   Aware, Inc.                                                  900      2,907             0.0%
*   AXT, Inc.                                                    300        660             0.0%
#   Badger Meter, Inc.                                           300     18,174             0.0%
    Belden, Inc.                                                 400     25,612             0.0%
*   Benchmark Electronics, Inc.                                1,368     27,059             0.0%
    Blackbaud, Inc.                                              583     36,548             0.1%
*   Blackhawk Network Holdings, Inc.                             550     23,419             0.0%
*   Blucora, Inc.                                              1,000      9,800             0.0%
    Booz Allen Hamilton Holding Corp.                          1,250     36,825             0.1%
*   Bottomline Technologies de, Inc.                             261      7,224             0.0%
    Broadcom Corp. Class A                                       912     46,877             0.1%
    Broadridge Financial Solutions, Inc.                         772     45,996             0.1%
    Brocade Communications Systems, Inc.                       5,772     60,144             0.1%
    Brooks Automation, Inc.                                    1,100     12,144             0.0%
*   Bsquare Corp.                                                300      3,264             0.0%
    CA, Inc.                                                   2,509     69,524             0.1%
*   Cabot Microelectronics Corp.                                 300     12,651             0.0%
*   CACI International, Inc. Class A                             606     58,806             0.1%
*   Cadence Design Systems, Inc.                               1,591     35,352             0.1%
*   CalAmp Corp.                                                 500      9,480             0.0%
*   Calix, Inc.                                                  993      6,941             0.0%
#*  Cardtronics, Inc.                                            982     33,879             0.0%
*   Cavium, Inc.                                                 200     14,190             0.0%
    CDK Global, Inc.                                             333     16,580             0.0%
    CDW Corp.                                                  1,379     61,628             0.1%
*   Ceva, Inc.                                                    95      2,220             0.0%
*   CIBER, Inc.                                                2,700      9,639             0.0%
#*  Ciena Corp.                                                1,171     28,268             0.0%
#*  Cimpress NV                                                  519     40,949             0.1%
*   Cirrus Logic, Inc.                                           417     12,856             0.0%
    Cisco Systems, Inc.                                       20,957    604,609             0.7%
*   Citrix Systems, Inc.                                         400     32,840             0.0%
    Cognex Corp.                                                 667     25,079             0.0%
*   Cognizant Technology Solutions Corp. Class A                 800     54,488             0.1%
*   Coherent, Inc.                                               300     16,260             0.0%
    Cohu, Inc.                                                   600      7,554             0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES  VALUE+  OF NET ASSETS**
                                                              ------ -------- ---------------
Information Technology -- (Continued)
*   CommScope Holding Co., Inc.                                2,038 $ 66,092             0.1%
*   CommVault Systems, Inc.                                      200    8,104             0.0%
    Computer Sciences Corp.                                    1,200   79,908             0.1%
    Computer Task Group, Inc.                                    500    3,600             0.0%
    Comtech Telecommunications Corp.                             287    6,934             0.0%
    Convergys Corp.                                            2,217   56,910             0.1%
*   CoreLogic, Inc.                                            1,279   49,855             0.1%
#   Corning, Inc.                                              3,477   64,672             0.1%
#*  Covisint Corp.                                               553    1,167             0.0%
#*  Cray, Inc.                                                   624   18,489             0.0%
#*  Cree, Inc.                                                   861   21,689             0.0%
#   CSG Systems International, Inc.                              860   28,827             0.0%
*   CyberOptics Corp.                                            300    2,112             0.0%
#   Cypress Semiconductor Corp.                                1,560   16,442             0.0%
    Daktronics, Inc.                                             587    5,694             0.0%
*   DHI Group, Inc.                                            1,000    9,050             0.0%
#   Diebold, Inc.                                                906   33,404             0.0%
#*  Digimarc Corp.                                               128    2,875             0.0%
*   Diodes, Inc.                                                 900   20,610             0.0%
#   Dolby Laboratories, Inc. Class A                             766   26,557             0.0%
*   DSP Group, Inc.                                              600    6,060             0.0%
    DST Systems, Inc.                                            620   75,733             0.1%
    EarthLink Holdings Corp.                                   3,100   26,505             0.0%
*   eBay, Inc.                                                 2,384   66,514             0.1%
#   Ebix, Inc.                                                   762   21,130             0.0%
*   EchoStar Corp. Class A                                       625   28,019             0.0%
    Electro Rent Corp.                                           677    7,027             0.0%
    Electro Scientific Industries, Inc.                          800    3,736             0.0%
*   Electronic Arts, Inc.                                        800   57,656             0.1%
*   Electronics for Imaging, Inc.                                416   19,319             0.0%
    EMC Corp.                                                  8,959  234,905             0.3%
*   Emcore Corp.                                                 300    2,052             0.0%
#*  EnerNOC, Inc.                                                785    6,154             0.0%
*   Entegris, Inc.                                             3,153   40,453             0.1%
#*  Envestnet, Inc.                                              195    5,823             0.0%
*   EPAM Systems, Inc.                                           278   21,503             0.0%
    Epiq Systems, Inc.                                           900   12,420             0.0%
*   ePlus, Inc.                                                  109    9,202             0.0%
*   Euronet Worldwide, Inc.                                      500   40,120             0.1%
*   Exar Corp.                                                 1,140    6,487             0.0%
*   ExlService Holdings, Inc.                                    500   22,130             0.0%
*   F5 Networks, Inc.                                            300   33,060             0.0%
*   Fabrinet                                                     700   15,169             0.0%
*   Facebook, Inc. Class A                                     2,293  233,817             0.3%
    Fair Isaac Corp.                                             200   18,474             0.0%
*   Fairchild Semiconductor International, Inc.                2,017   33,644             0.0%
*   FalconStor Software, Inc.                                    700    1,400             0.0%
#*  FARO Technologies, Inc.                                      100    3,379             0.0%
#   FEI Co.                                                      400   28,876             0.0%
    Fidelity National Information Services, Inc.               2,249  163,997             0.2%
#*  Finisar Corp.                                              1,669   18,977             0.0%
#*  FireEye, Inc.                                                500   13,075             0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES  VALUE+  OF NET ASSETS**
                                                              ------ -------- ---------------
Information Technology -- (Continued)
*   First Solar, Inc.                                          1,161 $ 66,258             0.1%
*   Fiserv, Inc.                                               1,000   96,510             0.1%
#*  FleetCor Technologies, Inc.                                  558   80,832             0.1%
*   Flextronics International, Ltd.                               83      945             0.0%
    FLIR Systems, Inc.                                         1,911   50,966             0.1%
*   Fortinet, Inc.                                               500   17,180             0.0%
*   Freescale Semiconductor, Ltd.                                600   20,094             0.0%
*   Frequency Electronics, Inc.                                  300    3,276             0.0%
*   Gartner, Inc.                                                300   27,201             0.0%
*   Genpact, Ltd.                                              2,845   70,499             0.1%
    Global Payments, Inc.                                        675   92,077             0.1%
*   GTT Communications, Inc.                                     117    2,190             0.0%
#*  Guidewire Software, Inc.                                     209   12,170             0.0%
    Hackett Group, Inc. (The)                                    700   10,416             0.0%
*   Harmonic, Inc.                                             1,360    7,834             0.0%
    Harris Corp.                                                 800   63,304             0.1%
    Heartland Payment Systems, Inc.                              628   46,472             0.1%
*   HomeAway, Inc.                                               343   10,825             0.0%
    HP, Inc.                                                  11,401  307,371             0.4%
    IAC/InterActiveCorp                                          720   48,247             0.1%
*   ID Systems, Inc.                                             400    1,408             0.0%
*   II-VI, Inc.                                                1,177   21,327             0.0%
#*  Infinera Corp.                                             1,900   37,544             0.1%
    Ingram Micro, Inc. Class A                                 2,108   62,776             0.1%
*   Innodata, Inc.                                               200      472             0.0%
*   Insight Enterprises, Inc.                                    900   22,860             0.0%
*   Integrated Device Technology, Inc.                         1,200   30,600             0.0%
    Intel Corp.                                               23,871  808,272             0.9%
#   InterDigital, Inc.                                           694   35,214             0.1%
    International Business Machines Corp.                      2,000  280,160             0.3%
    Intersil Corp. Class A                                     1,600   21,680             0.0%
*   IntraLinks Holdings, Inc.                                     96      840             0.0%
*   IntriCon Corp.                                               200    1,636             0.0%
    Intuit, Inc.                                                 400   38,972             0.1%
#*  IPG Photonics Corp.                                          603   49,820             0.1%
#*  Itron, Inc.                                                  732   26,886             0.0%
*   Ixia                                                       1,573   22,667             0.0%
#   j2 Global, Inc.                                              850   65,918             0.1%
#   Jabil Circuit, Inc.                                        2,812   64,620             0.1%
    Jack Henry & Associates, Inc.                              1,056   81,671             0.1%
    Juniper Networks, Inc.                                     1,989   62,435             0.1%
*   Keysight Technologies, Inc.                                  876   28,978             0.0%
    KLA-Tencor Corp.                                             700   46,984             0.1%
#*  Knowles Corp.                                                500    8,330             0.0%
*   Kulicke & Soffa Industries, Inc.                           1,300   13,780             0.0%
    Lam Research Corp.                                         1,187   90,912             0.1%
#*  Lattice Semiconductor Corp.                                2,800   12,824             0.0%
    Leidos Holdings, Inc.                                        934   49,100             0.1%
#   Lexmark International, Inc. Class A                        1,000   32,490             0.0%
    Linear Technology Corp.                                      740   32,871             0.0%
*   Lionbridge Technologies, Inc.                                322    1,736             0.0%
    Littelfuse, Inc.                                             400   39,972             0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Information Technology -- (Continued)
#*  LoJack Corp.                                                 600 $    1,776             0.0%
#*  Lumentum Holdings, Inc.                                      359      5,148             0.0%
#*  M/A-COM Technology Solutions Holdings, Inc.                  545     18,388             0.0%
#*  Magnachip Semiconductor Corp.                                652      3,449             0.0%
*   Manhattan Associates, Inc.                                 1,280     93,248             0.1%
    ManTech International Corp. Class A                          600     17,340             0.0%
    Marvell Technology Group, Ltd.                             1,900     15,599             0.0%
    MasterCard, Inc. Class A                                   2,000    197,980             0.2%
    Maxim Integrated Products, Inc.                              578     23,686             0.0%
    MAXIMUS, Inc.                                              1,300     88,660             0.1%
    Mentor Graphics Corp.                                      1,956     53,203             0.1%
*   Mercury Systems, Inc.                                        605     10,382             0.0%
    Methode Electronics, Inc.                                    707     23,564             0.0%
#   Microchip Technology, Inc.                                 1,123     54,230             0.1%
*   Micron Technology, Inc.                                    7,027    116,367             0.1%
*   Microsemi Corp.                                            1,907     68,671             0.1%
    Microsoft Corp.                                           22,691  1,194,454             1.4%
*   MicroStrategy, Inc. Class A                                   19      3,269             0.0%
    MKS Instruments, Inc.                                        900     31,716             0.0%
*   MoneyGram International, Inc.                              1,107     11,192             0.0%
#   Monolithic Power Systems, Inc.                               378     23,595             0.0%
    Monotype Imaging Holdings, Inc.                              300      8,202             0.0%
    Motorola Solutions, Inc.                                     347     24,280             0.0%
#   MTS Systems Corp.                                            300     19,809             0.0%
*   Multi-Fineline Electronix, Inc.                              800     14,864             0.0%
*   NAPCO Security Technologies, Inc.                            600      4,044             0.0%
#   National Instruments Corp.                                 1,367     41,653             0.1%
*   NCR Corp.                                                  1,412     37,559             0.1%
    NetApp, Inc.                                               2,261     76,874             0.1%
*   NETGEAR, Inc.                                                825     34,155             0.0%
*   Netscout Systems, Inc.                                       517     18,545             0.0%
#*  NetSuite, Inc.                                               148     12,590             0.0%
#*  NeuStar, Inc. Class A                                        700     19,033             0.0%
*   Newport Corp.                                                800     12,088             0.0%
    NIC, Inc.                                                    700     13,279             0.0%
#*  Nuance Communications, Inc.                                2,974     50,469             0.1%
    NVIDIA Corp.                                               2,430     68,939             0.1%
*   Oclaro, Inc.                                                 500      1,465             0.0%
*   OmniVision Technologies, Inc.                                800     23,096             0.0%
*   ON Semiconductor Corp.                                     5,502     60,522             0.1%
    Oracle Corp.                                               8,569    332,820             0.4%
*   OSI Systems, Inc.                                            500     43,090             0.1%
*   PAR Technology Corp.                                         400      2,104             0.0%
#   Paychex, Inc.                                              1,300     67,054             0.1%
#*  Paycom Software, Inc.                                        315     11,973             0.0%
*   PayPal Holdings, Inc.                                      2,384     85,848             0.1%
    PC Connection, Inc.                                          590     13,712             0.0%
    PC-Tel, Inc.                                                 700      4,001             0.0%
*   PCM, Inc.                                                    400      3,708             0.0%
*   PDF Solutions, Inc.                                          800      8,448             0.0%
    Pegasystems, Inc.                                            593     16,539             0.0%
*   Photronics, Inc.                                           1,100     10,549             0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES  VALUE+  OF NET ASSETS**
                                                              ------ -------- ---------------
Information Technology -- (Continued)
*   Planar Systems, Inc.                                         569 $  3,545             0.0%
    Plantronics, Inc.                                            600   32,172             0.0%
*   Plexus Corp.                                                 700   24,234             0.0%
*   PMC-Sierra, Inc.                                           3,457   41,207             0.1%
*   Polycom, Inc.                                              1,800   24,804             0.0%
    Power Integrations, Inc.                                     228   11,539             0.0%
*   Progress Software Corp.                                      600   14,568             0.0%
*   PTC, Inc.                                                    700   24,808             0.0%
    QAD, Inc. Class B                                            101    2,144             0.0%
*   QLogic Corp.                                               1,500   18,600             0.0%
*   Qorvo, Inc.                                                  869   38,175             0.1%
    QUALCOMM, Inc.                                             3,200  190,144             0.2%
#*  Rackspace Hosting, Inc.                                    1,100   28,435             0.0%
#*  Rambus, Inc.                                               1,189   12,271             0.0%
*   RealD, Inc.                                                  141    1,434             0.0%
*   RealNetworks, Inc.                                         1,200    4,656             0.0%
*   Red Hat, Inc.                                                628   49,681             0.1%
    Reis, Inc.                                                   200    4,868             0.0%
*   Rofin-Sinar Technologies, Inc.                               400   11,584             0.0%
*   Rogers Corp.                                                 400   18,608             0.0%
#*  Rovi Corp.                                                   515    4,712             0.0%
*   Rudolph Technologies, Inc.                                 1,000   12,790             0.0%
    Sabre Corp.                                                  500   14,660             0.0%
*   salesforce.com, Inc.                                         500   38,855             0.1%
    SanDisk Corp.                                              1,192   91,784             0.1%
*   Sanmina Corp.                                              1,100   22,737             0.0%
*   ScanSource, Inc.                                             700   24,157             0.0%
    Science Applications International Corp.                     827   37,926             0.1%
#*  Seachange International, Inc.                                516    3,339             0.0%
#   Seagate Technology P.L.C.                                  1,020   38,821             0.1%
*   Semtech Corp.                                                700   12,250             0.0%
#*  ServiceSource International, Inc.                             89      380             0.0%
#*  Silicon Laboratories, Inc.                                   400   19,988             0.0%
#   Skyworks Solutions, Inc.                                     982   75,850             0.1%
*   SolarWinds, Inc.                                             418   24,257             0.0%
    Solera Holdings, Inc.                                        738   40,339             0.1%
*   Sonus Networks, Inc.                                         475    3,140             0.0%
    SS&C Technologies Holdings, Inc.                             965   71,555             0.1%
*   Stamps.com, Inc.                                             300   22,683             0.0%
*   StarTek, Inc.                                                300    1,080             0.0%
#*  Stratasys, Ltd.                                              519   13,235             0.0%
#*  SunPower Corp.                                             1,332   35,751             0.1%
#*  Super Micro Computer, Inc.                                   166    4,683             0.0%
*   Support.com, Inc.                                          1,000    1,160             0.0%
*   Sykes Enterprises, Inc.                                    1,080   31,320             0.0%
    Symantec Corp.                                             5,502  113,341             0.1%
#*  Synaptics, Inc.                                              401   34,121             0.0%
#*  Synchronoss Technologies, Inc.                               162    5,699             0.0%
#   SYNNEX Corp.                                                 700   61,908             0.1%
*   Synopsys, Inc.                                               682   34,086             0.0%
*   Syntel, Inc.                                                 600   28,224             0.0%
#*  Take-Two Interactive Software, Inc.                          601   19,953             0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE+    OF NET ASSETS**
                                                              ------ ----------- ---------------
Information Technology -- (Continued)
    TE Connectivity, Ltd.                                      1,413 $    91,054             0.1%
*   Tech Data Corp.                                              800      58,232             0.1%
*   Telenav, Inc.                                                500       3,600             0.0%
    TeleTech Holdings, Inc.                                    1,009      29,362             0.0%
#*  Teradata Corp.                                             1,241      34,885             0.1%
#   Teradyne, Inc.                                             2,728      53,251             0.1%
    Tessco Technologies, Inc.                                    150       3,276             0.0%
    Tessera Technologies, Inc.                                 1,053      36,823             0.1%
    Texas Instruments, Inc.                                    2,281     129,378             0.2%
    Total System Services, Inc.                                1,512      79,304             0.1%
#*  Trimble Navigation, Ltd.                                     900      20,475             0.0%
*   TTM Technologies, Inc.                                     1,827      13,337             0.0%
*   Tyler Technologies, Inc.                                     200      34,072             0.0%
#   Ubiquiti Networks, Inc.                                      700      20,426             0.0%
#*  Ultimate Software Group, Inc. (The)                          200      40,870             0.1%
*   Ultratech, Inc.                                              600       9,378             0.0%
*   Unisys Corp.                                                 810      10,854             0.0%
*   United Online, Inc.                                          314       3,668             0.0%
*   Vantiv, Inc. Class A                                       1,667      83,600             0.1%
#*  Veeco Instruments, Inc.                                      700      12,614             0.0%
#*  VeriFone Systems, Inc.                                       800      24,112             0.0%
*   Verint Systems, Inc.                                         500      23,790             0.0%
#*  VeriSign, Inc.                                               300      24,180             0.0%
#*  ViaSat, Inc.                                                 600      39,576             0.1%
#*  Viavi Solutions, Inc.                                      1,795      10,680             0.0%
#   Visa, Inc. Class A                                         3,800     294,804             0.3%
#   Vishay Intertechnology, Inc.                               3,100      32,860             0.0%
*   Web.com Group, Inc.                                          966      22,672             0.0%
#*  WebMD Health Corp.                                           551      22,404             0.0%
    Western Digital Corp.                                        900      60,138             0.1%
#   Western Union Co. (The)                                    1,501      28,894             0.0%
#*  WEX, Inc.                                                    500      44,955             0.1%
#*  Workday, Inc. Class A                                        125       9,871             0.0%
    Xerox Corp.                                                8,600      80,754             0.1%
    Xilinx, Inc.                                                 800      38,096             0.1%
*   XO Group, Inc.                                               900      13,617             0.0%
*   Yahoo!, Inc.                                               2,670      95,105             0.1%
*   Zebra Technologies Corp. Class A                             573      44,064             0.1%
*   Zix Corp.                                                  1,300       6,734             0.0%
#*  Zynga, Inc. Class A                                          154         365             0.0%
                                                                     -----------            ----
Total Information Technology                                          16,930,585            19.5%
                                                                     -----------            ----
Materials -- (4.7%)
    A Schulman, Inc.                                             719      25,805             0.0%
*   AEP Industries, Inc.                                         200      16,000             0.0%
    Air Products & Chemicals, Inc.                               700      97,286             0.1%
    Airgas, Inc.                                                 800      76,928             0.1%
#   Albemarle Corp.                                              728      38,963             0.1%
#   Alcoa, Inc.                                                6,318      56,420             0.1%
#   Allegheny Technologies, Inc.                                 882      12,965             0.0%
    American Vanguard Corp.                                      800      10,728             0.0%
    AptarGroup, Inc.                                           1,200      88,272             0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES  VALUE+  OF NET ASSETS**
                                                              ------ -------- ---------------
Materials -- (Continued)
    Ashland, Inc.                                                441 $ 48,386             0.1%
    Avery Dennison Corp.                                       1,606  104,342             0.1%
    Axiall Corp.                                               1,023   20,716             0.0%
    Ball Corp.                                                   600   41,100             0.1%
    Bemis Co., Inc.                                            2,200  100,716             0.1%
#*  Berry Plastics Group, Inc.                                   800   26,800             0.0%
*   Boise Cascade Co.                                            301    9,009             0.0%
    Cabot Corp.                                                1,200   43,128             0.1%
    Calgon Carbon Corp.                                        1,200   20,640             0.0%
#   Carpenter Technology Corp.                                   800   26,648             0.0%
    Celanese Corp. Series A                                      844   59,966             0.1%
#*  Century Aluminum Co.                                       1,302    4,713             0.0%
    CF Industries Holdings, Inc.                               2,650  134,540             0.2%
    Chemours Co. (The)                                           519    3,597             0.0%
*   Chemtura Corp.                                             1,694   54,106             0.1%
*   Clearwater Paper Corp.                                       400   20,172             0.0%
#   Commercial Metals Co.                                      2,000   28,740             0.0%
#   Compass Minerals International, Inc.                         700   56,868             0.1%
*   Core Molding Technologies, Inc.                              300    6,012             0.0%
*   Crown Holdings, Inc.                                         500   26,520             0.0%
    Cytec Industries, Inc.                                     1,500  111,630             0.1%
#   Deltic Timber Corp.                                          200   12,392             0.0%
    Domtar Corp.                                               1,304   53,777             0.1%
    Dow Chemical Co. (The)                                     4,429  228,846             0.3%
#   Eagle Materials, Inc.                                        501   33,081             0.0%
    Eastman Chemical Co.                                       1,300   93,821             0.1%
    Ecolab, Inc.                                                 821   98,807             0.1%
    EI du Pont de Nemours & Co.                                1,709  108,351             0.1%
*   Ferro Corp.                                                  600    7,494             0.0%
#*  Flotek Industries, Inc.                                      331    5,991             0.0%
#   FMC Corp.                                                    600   24,426             0.0%
#   Freeport-McMoRan, Inc.                                     3,166   37,264             0.1%
    Friedman Industries, Inc.                                    300    1,797             0.0%
    FutureFuel Corp.                                             801   12,343             0.0%
    Graphic Packaging Holding Co.                              6,211   87,948             0.1%
#   Greif, Inc. Class A                                          600   19,668             0.0%
    Greif, Inc. Class B                                          234    9,009             0.0%
#   Hawkins, Inc.                                                233    9,655             0.0%
    Haynes International, Inc.                                   259   10,218             0.0%
    HB Fuller Co.                                                900   34,191             0.0%
*   Headwaters, Inc.                                             665   13,666             0.0%
#*  Horsehead Holding Corp.                                      233      662             0.0%
    Huntsman Corp.                                             3,684   48,518             0.1%
    Innophos Holdings, Inc.                                      408   17,336             0.0%
    Innospec, Inc.                                               558   30,824             0.0%
#   International Flavors & Fragrances, Inc.                     300   34,818             0.0%
    International Paper Co.                                    2,500  106,725             0.1%
    Kaiser Aluminum Corp.                                        357   29,021             0.0%
    KapStone Paper and Packaging Corp.                         2,800   60,900             0.1%
    KMG Chemicals, Inc.                                          300    6,312             0.0%
    Koppers Holdings, Inc.                                       225    4,266             0.0%
*   Kraton Performance Polymers, Inc.                            400    8,156             0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Materials -- (Continued)
#   Kronos Worldwide, Inc.                                       564 $    4,456             0.0%
#*  Louisiana-Pacific Corp.                                    2,949     52,079             0.1%
    LyondellBasell Industries NV Class A                       1,427    132,583             0.2%
    Martin Marietta Materials, Inc.                              237     36,771             0.0%
    Materion Corp.                                               491     14,804             0.0%
    Mercer International, Inc.                                   800      8,640             0.0%
    Minerals Technologies, Inc.                                  600     35,364             0.0%
    Monsanto Co.                                                 900     83,898             0.1%
    Mosaic Co. (The)                                           2,745     92,754             0.1%
    Myers Industries, Inc.                                       775     12,098             0.0%
#   Neenah Paper, Inc.                                           173     11,662             0.0%
#   NewMarket Corp.                                              100     39,374             0.1%
    Newmont Mining Corp.                                       2,583     50,265             0.1%
    Nucor Corp.                                                1,975     83,542             0.1%
    Olin Corp.                                                 4,718     90,491             0.1%
    Olympic Steel, Inc.                                          300      2,871             0.0%
*   Owens-Illinois, Inc.                                       3,096     66,719             0.1%
    Packaging Corp. of America                                   600     41,070             0.1%
    PH Glatfelter Co.                                            800     15,520             0.0%
#*  Platform Specialty Products Corp.                          1,061     11,077             0.0%
    PolyOne Corp.                                              1,211     40,496             0.1%
    PPG Industries, Inc.                                         680     70,897             0.1%
    Praxair, Inc.                                                700     77,763             0.1%
    Quaker Chemical Corp.                                        200     15,876             0.0%
    Reliance Steel & Aluminum Co.                              1,407     84,364             0.1%
#*  Rentech, Inc.                                                193      1,129             0.0%
#   Royal Gold, Inc.                                             800     38,272             0.1%
    RPM International, Inc.                                      599     27,380             0.0%
    Schnitzer Steel Industries, Inc. Class A                     600     10,116             0.0%
    Scotts Miracle-Gro Co. (The) Class A                         436     28,846             0.0%
    Sealed Air Corp.                                             862     42,341             0.1%
    Sensient Technologies Corp.                                  512     33,418             0.0%
    Sherwin-Williams Co. (The)                                   200     53,366             0.1%
    Silgan Holdings, Inc.                                      1,300     66,131             0.1%
#   Sonoco Products Co.                                        1,434     61,217             0.1%
#   Southern Copper Corp.                                        400     11,104             0.0%
    Steel Dynamics, Inc.                                       3,710     68,524             0.1%
    Stepan Co.                                                   600     31,758             0.0%
#*  Stillwater Mining Co.                                      1,900     17,746             0.0%
#   TimkenSteel Corp.                                            550      5,852             0.0%
    Tredegar Corp.                                               800     11,408             0.0%
    United States Lime & Minerals, Inc.                          200      9,770             0.0%
#*  US Concrete, Inc.                                            202     11,203             0.0%
#   Valspar Corp. (The)                                          500     40,475             0.1%
    Vulcan Materials Co.                                         694     67,026             0.1%
    Westlake Chemical Corp.                                    1,044     62,922             0.1%
    WestRock Co.                                               1,654     88,919             0.1%
    Worthington Industries, Inc.                                 900     27,630             0.0%
*   WR Grace & Co.                                               400     40,120             0.1%
                                                                     ----------             ---
Total Materials                                                       4,654,106             5.4%
                                                                     ----------             ---

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                           PERCENTAGE
                                                                       SHARES   VALUE+   OF NET ASSETS**
                                                                       ------ ---------- ---------------
Other -- (0.0%)
(degrees)#*  Gerber Scientific, Inc. Escrow Shares                        900 $       --             0.0%
(degrees)*   Softbrands, Inc. Escrow Shares                               600         --             0.0%
                                                                              ----------             ---
Total Other                                                                           --             0.0%
                                                                              ----------             ---
Telecommunication Services -- (2.6%)
             Alteva, Inc.                                                  86        382             0.0%
             AT&T, Inc.                                                31,833  1,066,724             1.2%
             Atlantic Tele-Network, Inc.                                  400     30,568             0.0%
             CenturyLink, Inc.                                          7,300    205,933             0.3%
*            Cincinnati Bell, Inc.                                      3,500     13,195             0.0%
#            Cogent Communications Holdings, Inc.                         587     18,033             0.0%
#            Consolidated Communications Holdings, Inc.                   827     18,277             0.0%
#            Frontier Communications Corp.                              7,736     39,763             0.1%
*            General Communication, Inc. Class A                        1,100     22,401             0.0%
             IDT Corp. Class B                                            504      6,527             0.0%
             Inteliquent, Inc.                                            900     18,648             0.0%
#*           Iridium Communications, Inc.                               1,497     12,290             0.0%
*            Level 3 Communications, Inc.                               1,581     80,552             0.1%
             Lumos Networks Corp.                                         200      2,592             0.0%
*            ORBCOMM, Inc.                                              1,200      7,128             0.0%
*            Premiere Global Services, Inc.                             1,000     13,680             0.0%
*            SBA Communications Corp. Class A                             500     59,510             0.1%
             Shenandoah Telecommunications Co.                            711     33,268             0.1%
*            T-Mobile US, Inc.                                          1,696     64,261             0.1%
             Telephone & Data Systems, Inc.                             1,913     54,788             0.1%
*            United States Cellular Corp.                                 324     13,200             0.0%
             Verizon Communications, Inc.                              16,942    794,241             0.9%
*            Vonage Holdings Corp.                                      3,429     20,814             0.0%
#            Windstream Holdings, Inc.                                  1,601     10,422             0.0%
                                                                              ----------             ---
Total Telecommunication Services                                               2,607,197             3.0%
                                                                              ----------             ---
Utilities -- (2.3%)
             AES Corp.                                                  2,191     23,991             0.0%
             AGL Resources, Inc.                                          710     44,375             0.1%
#            ALLETE, Inc.                                                 600     30,126             0.0%
#            Alliant Energy Corp.                                         400     23,608             0.0%
             Ameren Corp.                                                 900     39,312             0.1%
             American Electric Power Co., Inc.                            600     33,990             0.1%
             American States Water Co.                                    600     24,450             0.0%
             American Water Works Co., Inc.                               506     29,024             0.0%
             Aqua America, Inc.                                         1,625     46,475             0.1%
             Atmos Energy Corp.                                           504     31,752             0.0%
             Avista Corp.                                                 800     27,080             0.0%
#            Black Hills Corp.                                            700     32,046             0.1%
             California Water Service Group                               600     13,416             0.0%
*            Calpine Corp.                                              3,397     52,688             0.1%
             CenterPoint Energy, Inc.                                   1,600     29,680             0.0%
             Chesapeake Utilities Corp.                                   361     18,848             0.0%
#            Cleco Corp.                                                  582     30,846             0.0%
             CMS Energy Corp.                                             700     25,249             0.0%
#            Consolidated Edison, Inc.                                    400     26,300             0.0%
             Dominion Resources, Inc.                                   1,000     71,430             0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES  VALUE+  OF NET ASSETS**
                                                              ------ -------- ---------------
Utilities -- (Continued)
    DTE Energy Co.                                               500 $ 40,795             0.1%
    Duke Energy Corp.                                          1,196   85,478             0.1%
*   Dynegy, Inc.                                               1,300   25,259             0.0%
#   Edison International                                         500   30,260             0.0%
    El Paso Electric Co.                                         515   19,915             0.0%
    Empire District Electric Co. (The)                           500   11,275             0.0%
    Entergy Corp.                                                300   20,448             0.0%
    Eversource Energy                                            787   40,090             0.1%
    Exelon Corp.                                               1,149   32,080             0.1%
    FirstEnergy Corp.                                            500   15,600             0.0%
#   Genie Energy, Ltd. Class B                                   400    4,536             0.0%
#   Great Plains Energy, Inc.                                  1,400   38,500             0.1%
    Hawaiian Electric Industries, Inc.                         1,100   32,186             0.1%
#   IDACORP, Inc.                                                415   27,743             0.0%
    ITC Holdings Corp.                                           922   30,168             0.0%
#   Laclede Group, Inc. (The)                                    300   17,571             0.0%
#   MDU Resources Group, Inc.                                    778   14,673             0.0%
    MGE Energy, Inc.                                             600   24,762             0.0%
    Middlesex Water Co.                                          300    7,731             0.0%
#   National Fuel Gas Co.                                        456   23,954             0.0%
    New Jersey Resources Corp.                                 1,000   31,680             0.0%
    NextEra Energy, Inc.                                         700   71,862             0.1%
    NiSource, Inc.                                             1,112   21,306             0.0%
#   Northwest Natural Gas Co.                                    400   19,108             0.0%
#   NorthWestern Corp.                                           500   27,095             0.0%
    NRG Energy, Inc.                                           2,425   31,258             0.0%
#   NRG Yield, Inc. Class A                                      194    2,664             0.0%
#   NRG Yield, Inc. Class C                                      194    2,801             0.0%
#   OGE Energy Corp.                                             800   22,808             0.0%
#   ONE Gas, Inc.                                                621   30,330             0.0%
    Ormat Technologies, Inc.                                     900   33,948             0.1%
    Otter Tail Corp.                                             600   16,464             0.0%
#   Pattern Energy Group, Inc.                                    55    1,286             0.0%
    PG&E Corp.                                                   600   32,040             0.0%
#   Piedmont Natural Gas Co., Inc.                               800   45,848             0.1%
    Pinnacle West Capital Corp.                                  300   19,053             0.0%
    PNM Resources, Inc.                                          900   25,308             0.0%
    Portland General Electric Co.                              1,020   37,822             0.1%
    PPL Corp.                                                    800   27,520             0.0%
    Public Service Enterprise Group, Inc.                        900   37,161             0.1%
#   Questar Corp.                                              1,400   28,910             0.0%
#   SCANA Corp.                                                  400   23,688             0.0%
    Sempra Energy                                                400   40,964             0.1%
    SJW Corp.                                                    211    6,695             0.0%
    South Jersey Industries, Inc.                                800   21,208             0.0%
#   Southern Co. (The)                                         1,400   63,140             0.1%
    Southwest Gas Corp.                                          400   24,584             0.0%
#*  Talen Energy Corp.                                            99      859             0.0%
    TECO Energy, Inc.                                          1,282   34,614             0.1%
    UGI Corp.                                                  3,072  112,650             0.1%
#   UIL Holdings Corp.                                           670   34,163             0.1%
    Unitil Corp.                                                 100    3,547             0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                               PERCENTAGE
                                                                        SHARES     VALUE+    OF NET ASSETS**
                                                                       --------- ----------- ---------------
Utilities -- (Continued)
             Vectren Corp.                                                   600 $    27,282             0.0%
#            WEC Energy Group, Inc.                                          799      41,196             0.1%
             Westar Energy, Inc.                                             800      31,760             0.0%
             WGL Holdings, Inc.                                              600      37,338             0.1%
             Xcel Energy, Inc.                                               900      32,067             0.1%
#            York Water Co. (The)                                            360       8,345             0.0%
                                                                                 -----------           -----
Total Utilities                                                                    2,308,082             2.6%
                                                                                 -----------           -----
TOTAL COMMON STOCKS                                                               86,392,915            99.5%
                                                                                 -----------           -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Leap Wireless International, Inc. Contingent Value Rights     2,100       3,969             0.0%
(degrees)#*  Safeway Casa Ley Contingent Value Rights                      1,200       1,218             0.0%
(degrees)#*  Safeway PDC, LLC Contingent Value Rights                      1,200          58             0.0%
                                                                                 -----------           -----
TOTAL RIGHTS/WARRANTS                                                                  5,245             0.0%
                                                                                 -----------           -----
TOTAL INVESTMENT SECURITIES                                                       86,398,160
                                                                                 -----------
TEMPORARY CASH INVESTMENTS -- (0.7%)
             State Street Institutional Liquid Reserves, 0.140%          695,902     695,902             0.8%
                                                                                 -----------           -----
SECURITIES LENDING COLLATERAL -- (12.4%)
(S)@         DFA Short Term Investment Fund                            1,063,597  12,305,814            14.2%
                                                                                 -----------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $71,874,185)                                 $99,399,876           114.5%
                                                                                 ===========           =====

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  -------------------------------------------
                                    LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                  ----------- ----------- ------- -----------
  Common Stocks
     Consumer Discretionary       $14,894,208          --   --    $14,894,208
     Consumer Staples               5,098,651          --   --      5,098,651
     Energy                         8,408,329          --   --      8,408,329
     Financials                    16,990,251          --   --     16,990,251
     Industrials                   14,501,506          --   --     14,501,506
     Information Technology        16,930,585          --   --     16,930,585
     Materials                      4,654,106          --   --      4,654,106
     Other                                 --          --   --             --
     Telecommunication Services     2,607,197          --   --      2,607,197
     Utilities                      2,308,082          --   --      2,308,082
  Rights/Warrants                          -- $     5,245   --          5,245
  Temporary Cash Investments          695,902          --   --        695,902
  Securities Lending Collateral            --  12,305,814   --     12,305,814
                                  ----------- -----------   --    -----------
  TOTAL                           $87,088,817 $12,311,059   --    $99,399,876
                                  =========== ===========   ==    ===========

               CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
COMMON STOCKS -- (94.9%)
AUSTRALIA -- (5.5%)
    Adelaide Brighton, Ltd.                                   12,382 $ 36,778             0.1%
    AGL Energy, Ltd.                                           2,454   29,101             0.0%
#   ALS, Ltd.                                                  5,389   19,617             0.0%
    Alumina, Ltd.                                             44,778   34,354             0.0%
    Amalgamated Holdings, Ltd.                                 1,588   15,814             0.0%
    Amcor, Ltd.                                                7,623   73,629             0.1%
    AMP, Ltd.                                                 54,320  220,311             0.2%
    APA Group                                                  8,506   55,418             0.1%
*   APN News & Media, Ltd.                                     8,425    3,069             0.0%
*   Aquarius Platinum, Ltd.                                   32,436    5,625             0.0%
    ARB Corp., Ltd.                                              443    4,643             0.0%
#   Arrium, Ltd.                                              32,904    2,325             0.0%
    Asciano, Ltd.                                             19,708  114,770             0.1%
    ASX, Ltd.                                                  2,267   66,273             0.1%
    Atlas Iron, Ltd.                                          21,286      422             0.0%
    Aurizon Holdings, Ltd.                                     6,244   22,894             0.0%
    Ausdrill, Ltd.                                             3,727      911             0.0%
#   AusNet Services                                           21,363   21,911             0.0%
    Australia & New Zealand Banking Group, Ltd.               18,347  354,836             0.4%
*   Australian Agricultural Co., Ltd.                         10,040   10,755             0.0%
    Automotive Holdings Group, Ltd.                            7,603   22,896             0.0%
*   AWE, Ltd.                                                 11,677    5,215             0.0%
    Bank of Queensland, Ltd.                                   6,766   62,725             0.1%
    Beach Energy, Ltd.                                        31,283   14,210             0.0%
    Beadell Resources, Ltd.                                   38,340    4,378             0.0%
#   Bega Cheese, Ltd.                                          1,674    6,885             0.0%
    Bendigo and Adelaide Bank, Ltd.                            8,282   62,829             0.1%
    BHP Billiton, Ltd.                                        20,901  342,792             0.4%
    BHP Billiton, Ltd. Sponsored ADR                           2,200   72,358             0.1%
*   Billabong International, Ltd.                             13,021    6,797             0.0%
    BlueScope Steel, Ltd.                                     11,548   36,395             0.1%
    Boral, Ltd.                                               16,241   62,125             0.1%
#*  Bradken, Ltd.                                              4,982    3,414             0.0%
    Brambles, Ltd.                                             8,792   64,744             0.1%
#   Breville Group, Ltd.                                       2,941   13,708             0.0%
    Brickworks, Ltd.                                             846    8,740             0.0%
    Cabcharge Australia, Ltd.                                  1,270    2,542             0.0%
    Caltex Australia, Ltd.                                       854   19,118             0.0%
#   Cardno, Ltd.                                               2,686    5,809             0.0%
#   carsales.com, Ltd.                                         2,372   16,494             0.0%
#   Cash Converters International, Ltd.                       15,872    5,812             0.0%
    Challenger, Ltd.                                          10,518   61,333             0.1%
    CIMIC Group, Ltd.                                          1,755   34,404             0.1%
    Coca-Cola Amatil, Ltd.                                     4,079   26,396             0.0%
    Commonwealth Bank of Australia                             3,672  199,382             0.2%
    Computershare, Ltd.                                        5,369   41,150             0.1%
    Credit Corp. Group, Ltd.                                   1,551    9,671             0.0%
    CSR, Ltd.                                                 16,074   31,468             0.0%
    Domino's Pizza Enterprises, Ltd.                           1,192   39,421             0.1%
    Downer EDI, Ltd.                                           7,987   20,071             0.0%
*   Drillsearch Energy, Ltd.                                  10,492    5,867             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
AUSTRALIA -- (Continued)
    DuluxGroup, Ltd.                                           8,959 $ 37,456             0.1%
*   Elders, Ltd.                                                 931    2,827             0.0%
*   Emeco Holdings, Ltd.                                      13,587      530             0.0%
#*  Energy World Corp., Ltd.                                  12,801    2,269             0.0%
    Fairfax Media, Ltd.                                       60,766   40,641             0.1%
#   Flight Centre Travel Group, Ltd.                             646   17,380             0.0%
#   Fortescue Metals Group, Ltd.                               9,269   13,696             0.0%
    GrainCorp, Ltd. Class A                                    2,948   18,898             0.0%
    GUD Holdings, Ltd.                                         2,199   12,541             0.0%
#   GWA Group, Ltd.                                            5,307    9,333             0.0%
    Harvey Norman Holdings, Ltd.                              12,250   34,417             0.1%
*   Hillgrove Resources, Ltd.                                      1       --             0.0%
    Hills, Ltd.                                                5,255    1,624             0.0%
*   Horizon Oil, Ltd.                                         29,979    2,554             0.0%
    Iluka Resources, Ltd.                                      6,877   31,185             0.0%
    Incitec Pivot, Ltd.                                       28,258   78,912             0.1%
    Independence Group NL                                      3,743    7,332             0.0%
    Insurance Australia Group, Ltd.                           37,192  147,833             0.2%
#   InvoCare, Ltd.                                             2,186   17,208             0.0%
    IOOF Holdings, Ltd.                                        4,072   26,947             0.0%
#   IRESS, Ltd.                                                3,256   21,685             0.0%
    James Hardie Industries P.L.C.                             2,471   31,987             0.0%
    James Hardie Industries P.L.C. Sponsored ADR               3,000   39,450             0.1%
    JB Hi-Fi, Ltd.                                             2,013   25,613             0.0%
*   Kingsgate Consolidated, Ltd.                                 631      295             0.0%
    Lend Lease Group                                           3,562   32,761             0.0%
#   M2 Group, Ltd.                                             4,035   28,239             0.0%
*   Macmahon Holdings, Ltd.                                   39,034    2,748             0.0%
    Macquarie Group, Ltd.                                      2,008  121,573             0.1%
    Magellan Financial Group, Ltd.                             2,457   39,130             0.1%
    Melbourne IT, Ltd.                                         5,334    7,249             0.0%
    Metals X, Ltd.                                               620      608             0.0%
#   Metcash, Ltd.                                             17,754   14,954             0.0%
    Mincor Resources NL                                        4,393      813             0.0%
#*  Mineral Deposits, Ltd.                                     4,284    1,464             0.0%
#   Mineral Resources, Ltd.                                    3,218    9,707             0.0%
#   MMA Offshore, Ltd.                                         8,708    2,588             0.0%
#   Monadelphous Group, Ltd.                                   1,985    9,726             0.0%
#*  Mount Gibson Iron, Ltd.                                    8,762    1,340             0.0%
#   Myer Holdings, Ltd.                                       30,365   20,646             0.0%
    National Australia Bank, Ltd.                             15,091  322,263             0.3%
#   Navitas, Ltd.                                              5,275   15,679             0.0%
    New Hope Corp., Ltd.                                       3,628    4,951             0.0%
*   Newcrest Mining, Ltd.                                      6,100   53,139             0.1%
    Northern Star Resources, Ltd.                              9,219   17,989             0.0%
#   NRW Holdings, Ltd.                                         4,098      397             0.0%
    Nufarm, Ltd.                                               5,093   30,171             0.0%
    Oil Search, Ltd.                                           7,459   41,571             0.1%
#   Orica, Ltd.                                                5,967   69,804             0.1%
    Origin Energy, Ltd.                                       14,478   56,259             0.1%
    Orora, Ltd.                                               19,908   32,917             0.0%
    OZ Minerals, Ltd.                                          8,700   26,698             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
AUSTRALIA -- (Continued)
*   Pacific Brands, Ltd.                                      16,041 $  8,184             0.0%
#*  Paladin Energy, Ltd.                                       8,694    1,503             0.0%
    Panoramic Resources, Ltd.                                  3,668      781             0.0%
    Peet, Ltd.                                                 7,973    5,788             0.0%
    Perpetual, Ltd.                                              794   25,246             0.0%
    Platinum Asset Management, Ltd.                              591    3,099             0.0%
    PMP, Ltd.                                                 15,111    5,579             0.0%
    Premier Investments, Ltd.                                  1,327   12,882             0.0%
*   Prime AET&D Holdings No.1, Ltd.                                1       --             0.0%
    Programmed Maintenance Services, Ltd.                      3,981    8,218             0.0%
    Qantas Airways, Ltd.                                      23,512   66,226             0.1%
    QBE Insurance Group, Ltd.                                  8,923   83,526             0.1%
    Qube Holdings, Ltd.                                       11,747   19,044             0.0%
*   Ramelius Resources, Ltd.                                  23,490    3,682             0.0%
    RCR Tomlinson, Ltd.                                        7,109   11,585             0.0%
    REA Group, Ltd.                                              617   20,969             0.0%
    Recall Holdings, Ltd.                                        574    3,112             0.0%
    Reece Australia, Ltd.                                        772   18,721             0.0%
*   Resolute Mining, Ltd.                                     10,174    2,718             0.0%
    Retail Food Group, Ltd.                                    4,745   15,567             0.0%
    Rio Tinto, Ltd.                                            4,438  158,694             0.2%
    SAI Global, Ltd.                                           5,683   17,691             0.0%
#*  Salmat, Ltd.                                               4,935    2,729             0.0%
    Sandfire Resources NL                                      1,850    8,268             0.0%
    Santos, Ltd.                                               7,392   30,515             0.0%
    Seek, Ltd.                                                 3,829   34,784             0.1%
*   Senex Energy, Ltd.                                        31,081    4,079             0.0%
#   Seven Group Holdings, Ltd.                                 3,972   14,205             0.0%
    Seven West Media, Ltd.                                     6,229    2,982             0.0%
#   Sims Metal Management, Ltd.                                4,115   28,632             0.0%
#   Slater & Gordon, Ltd.                                        528    1,032             0.0%
#   SMS Management & Technology, Ltd.                          2,472    8,609             0.0%
*   South32, Ltd.                                             19,895   20,601             0.0%
*   South32, Ltd. ADR                                          2,745   14,109             0.0%
    Southern Cross Media Group, Ltd.                          18,980   13,176             0.0%
    Spark Infrastructure Group                                15,132   22,314             0.0%
*   St Barbara, Ltd.                                           2,817    2,684             0.0%
    STW Communications Group, Ltd.                            10,662    5,636             0.0%
    Suncorp Group, Ltd.                                        8,547   79,398             0.1%
    Sunland Group, Ltd.                                        7,830    8,870             0.0%
    Super Retail Group, Ltd.                                   4,028   27,510             0.0%
    Sydney Airport                                             3,330   15,218             0.0%
    Tassal Group, Ltd.                                         6,365   19,122             0.0%
    Telstra Corp., Ltd.                                        9,755   37,378             0.1%
#*  Ten Network Holdings, Ltd.(6108373)                       53,821    6,307             0.0%
    Ten Network Holdings, Ltd.(BYSRMT3)                       10,182    1,089             0.0%
#   TFS Corp., Ltd.                                            3,576    4,464             0.0%
    Tox Free Solutions, Ltd.                                   2,799    5,731             0.0%
    TPG Telecom, Ltd.                                          2,754   21,586             0.0%
*   Transfield Services, Ltd.                                 16,892   11,984             0.0%
    Transpacific Industries Group, Ltd.                       19,482    9,367             0.0%
    Transurban Group                                           6,820   50,536             0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
AUSTRALIA -- (Continued)
#   UGL, Ltd.                                                  1,662 $    2,677             0.0%
    UXC, Ltd.                                                  5,788      4,936             0.0%
    Village Roadshow, Ltd.                                     1,430      7,619             0.0%
*   Virgin Australia Holdings, Ltd.(B43DQC7)                  62,673     21,397             0.0%
*   Virgin Australia Holdings, Ltd.()                         46,180         --             0.0%
    Wesfarmers, Ltd.                                           4,590    128,353             0.1%
    Westpac Banking Corp. Sponsored ADR                        7,016    156,948             0.2%
#*  Whitehaven Coal, Ltd.                                      1,338        961             0.0%
    Woodside Petroleum, Ltd.                                   7,970    167,154             0.2%
    Woolworths, Ltd.                                           4,734     81,099             0.1%
#   WorleyParsons, Ltd.                                        1,744      8,046             0.0%
                                                                     ----------             ---
TOTAL AUSTRALIA                                                       5,575,522             5.7%
                                                                     ----------             ---
AUSTRIA -- (0.5%)
    Agrana Beteiligungs AG                                       116     10,506             0.0%
    Andritz AG                                                   480     24,116             0.0%
    Austria Technologie & Systemtechnik AG                       289      4,930             0.0%
    BUWOG AG                                                     481     10,227             0.0%
#*  Conwert Immobilien Invest SE                               1,782     25,548             0.0%
*   Erste Group Bank AG                                        1,799     52,754             0.1%
    EVN AG                                                       660      7,283             0.0%
    Flughafen Wien AG                                             20      1,883             0.0%
*   IMMOFINANZ AG                                              3,670      9,395             0.0%
    Mayr Melnhof Karton AG                                       204     24,089             0.0%
    Oesterreichische Post AG                                     380     13,816             0.0%
    OMV AG                                                     3,438     91,546             0.1%
    POLYTEC Holding AG                                           317      2,393             0.0%
#*  Raiffeisen Bank International AG                           2,065     32,585             0.1%
    RHI AG                                                       422      9,522             0.0%
    Schoeller-Bleckmann Oilfield Equipment AG                    121      7,273             0.0%
    Semperit AG Holding                                          156      5,399             0.0%
    Strabag SE                                                   412      9,445             0.0%
#   Verbund AG                                                 1,435     20,308             0.0%
    Vienna Insurance Group AG Wiener Versicherung Gruppe         492     15,745             0.0%
    Voestalpine AG                                             1,405     50,799             0.1%
    Wienerberger AG                                            2,737     50,462             0.1%
    Zumtobel Group AG                                            642     14,590             0.0%
                                                                     ----------             ---
TOTAL AUSTRIA                                                           494,614             0.5%
                                                                     ----------             ---
BELGIUM -- (1.4%)
    Ackermans & van Haaren NV                                    593     90,240             0.1%
    Ageas                                                      4,207    185,498             0.2%
    Banque Nationale de Belgique                                   6     20,770             0.0%
    Bekaert SA                                                   983     29,156             0.0%
    bpost SA                                                     173      4,330             0.0%
    Cie d'Entreprises CFE                                        220     27,274             0.0%
*   Cie Maritime Belge SA                                        293      5,187             0.0%
    Colruyt SA                                                 1,737     85,917             0.1%
    D'ieteren SA                                                 477     16,132             0.0%
    Delhaize Group                                             1,408    130,647             0.2%
    Delhaize Group Sponsored ADR                               4,400    102,168             0.1%
    Elia System Operator SA                                      768     37,149             0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
BELGIUM -- (Continued)
    Euronav NV                                                   852 $   12,596             0.0%
    EVS Broadcast Equipment SA                                   132      3,845             0.0%
    Exmar NV                                                     649      6,998             0.0%
    KBC Groep NV                                               1,544     93,878             0.1%
    Kinepolis Group NV                                           495     20,548             0.0%
    Melexis NV                                                   479     23,324             0.0%
*   Mobistar SA                                                1,400     34,195             0.1%
#*  Nyrstar NV                                                13,738     20,990             0.0%
    Proximus SADP                                              3,128    108,244             0.1%
    Sipef SA                                                      98      5,293             0.0%
    Solvay SA                                                  1,104    124,720             0.1%
*   Telenet Group Holding NV                                     543     31,583             0.0%
*   Tessenderlo Chemie NV                                      1,111     35,832             0.1%
    Umicore SA                                                 2,281     96,847             0.1%
    Van de Velde NV                                              446     29,086             0.0%
*   Viohalco SA                                                1,602      3,903             0.0%
                                                                     ----------             ---
TOTAL BELGIUM                                                         1,386,350             1.4%
                                                                     ----------             ---
CANADA --  (7.6%)
    Absolute Software Corp.                                      500      3,300             0.0%
*   Advantage Oil & Gas, Ltd.                                  4,612     25,642             0.0%
    Aecon Group, Inc.                                          1,800     20,800             0.0%
    AGF Management, Ltd. Class B                               1,754      7,284             0.0%
    Agnico Eagle Mines, Ltd.(008474108)                          943     26,677             0.0%
    Agnico Eagle Mines, Ltd.(2009823)                            818     23,119             0.0%
    Agrium, Inc.(008916108)                                      961     89,440             0.1%
    Agrium, Inc.(2213538)                                        800     74,426             0.1%
    AGT Food & Ingredients, Inc.                                 615     13,748             0.0%
    Aimia, Inc.                                                2,960     27,391             0.0%
*   Air Canada                                                 2,800     23,041             0.0%
*   Alacer Gold Corp.                                          4,256      8,267             0.0%
    Alamos Gold, Inc. Class A                                  5,033     19,362             0.0%
    Algonquin Power & Utilities Corp.                          3,600     27,779             0.0%
    Alimentation Couche-Tard, Inc. Class B                     2,467    106,125             0.1%
    AltaGas, Ltd.                                                882     22,772             0.0%
    Altus Group, Ltd.                                            530      7,721             0.0%
*   Amerigo Resources, Ltd.                                    6,500      1,516             0.0%
#   ARC Resources, Ltd.                                        2,654     39,132             0.1%
#*  Argonaut Gold, Inc.                                          172        178             0.0%
    Atco, Ltd. Class I                                           600     17,138             0.0%
#*  Athabasca Oil Corp.                                        6,553      7,818             0.0%
*   ATS Automation Tooling Systems, Inc.                         300      3,159             0.0%
*   AuRico Metals, Inc.                                        2,212      1,337             0.0%
    AutoCanada, Inc.                                             359      8,698             0.0%
#*  Avigilon Corp.                                               678      7,607             0.0%
*   B2Gold Corp.                                              21,500     23,184             0.0%
    Badger Daylighting, Ltd.                                     679     10,635             0.0%
#*  Ballard Power Systems, Inc.                                2,600      3,877             0.0%
#   Bank of Montreal(2076009)                                  2,768    160,966             0.2%
    Bank of Montreal(063671101)                                  899     52,223             0.1%
    Bank of Nova Scotia (The)(2076281)                         4,072    191,486             0.2%
    Bank of Nova Scotia (The)(064149107)                       1,504     70,658             0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
CANADA -- (Continued)
*   Bankers Petroleum, Ltd.                                   10,000 $ 16,825             0.0%
    Barrick Gold Corp.(067901108)                              7,482   57,537             0.1%
    Barrick Gold Corp.(2024644)                                2,100   16,140             0.0%
    Baytex Energy Corp.                                        1,140    4,638             0.0%
    BCE, Inc.(B188TH2)                                           354   15,301             0.0%
    BCE, Inc.(05534B760)                                         604   26,099             0.0%
#*  Bellatrix Exploration, Ltd.                                1,758    2,891             0.0%
*   Birchcliff Energy, Ltd.                                    2,200    9,590             0.0%
    Black Diamond Group, Ltd.                                  1,000    6,432             0.0%
*   BlackBerry, Ltd.(09228F103)                                3,177   23,160             0.0%
#*  BlackBerry, Ltd.(BCBHZ31)                                  3,458   25,202             0.0%
*   BlackPearl Resources, Inc.                                 5,400    3,634             0.0%
#   Bonavista Energy Corp.                                     4,473    9,989             0.0%
#   Bonterra Energy Corp.                                        198    3,287             0.0%
    Boralex, Inc. Class A                                      2,474   26,337             0.0%
    Brookfield Asset Management, Inc. Class A                  1,650   57,641             0.1%
    CAE, Inc.(2162760)                                         2,040   23,027             0.0%
    CAE, Inc.(124765108)                                       2,197   24,892             0.0%
#   Calfrac Well Services, Ltd.                                1,440    2,544             0.0%
    Cameco Corp.(2166160)                                        842   11,926             0.0%
    Cameco Corp.(13321L108)                                    2,707   38,358             0.1%
    Canaccord Genuity Group, Inc.                              1,669    6,472             0.0%
    Canadian Imperial Bank of Commerce(2170525)                1,227   94,099             0.1%
    Canadian Imperial Bank of Commerce(136069101)                140   10,717             0.0%
    Canadian National Railway Co.(2180632)                     1,200   73,298             0.1%
    Canadian National Railway Co.(136375102)                   1,058   64,633             0.1%
    Canadian Natural Resources, Ltd.(2171573)                  3,474   80,553             0.1%
    Canadian Natural Resources, Ltd.(136385101)                6,871  159,545             0.2%
    Canadian Oil Sands, Ltd.                                   6,839   51,622             0.1%
    Canadian Pacific Railway, Ltd.                               300   42,157             0.1%
    Canadian Tire Corp., Ltd. Class A                            596   52,426             0.1%
    Canadian Utilities, Ltd. Class A                             600   15,785             0.0%
#   Canadian Western Bank                                      1,800   34,593             0.1%
    Canam Group, Inc.                                          1,300   15,062             0.0%
*   Canfor Corp.                                                 830   11,743             0.0%
    Canfor Pulp Products, Inc.                                 1,000   10,408             0.0%
    Canyon Services Group, Inc.                                  898    3,351             0.0%
    Capital Power Corp.                                        1,079   15,505             0.0%
    Capstone Infrastructure Corp.                              4,729   11,573             0.0%
*   Capstone Mining Corp.                                      9,500    4,868             0.0%
    Cascades, Inc.                                             2,400   17,106             0.0%
    CCL Industries, Inc. Class B                                 395   55,960             0.1%
*   Celestica, Inc.(2263362)                                     311    3,487             0.0%
*   Celestica, Inc.(15101Q108)                                   800    8,976             0.0%
    Cenovus Energy, Inc.(B57FG04)                              2,057   30,644             0.0%
    Cenovus Energy, Inc.(15135U109)                            2,954   44,044             0.1%
    Centerra Gold, Inc.                                        2,615   14,719             0.0%
*   Cequence Energy, Ltd.                                      3,200    1,126             0.0%
#   Cervus Equipment Corp.                                       600    6,938             0.0%
*   CGI Group, Inc. Class A                                    1,483   55,085             0.1%
*   China Gold International Resources Corp., Ltd.             4,400    5,889             0.0%
*   Chinook Energy, Inc.                                          61       27             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                               PERCENTAGE
                                                              SHARES VALUE++ OF NET ASSETS**
                                                              ------ ------- ---------------
CANADA -- (Continued)
    CI Financial Corp.                                         1,256 $29,969             0.0%
    Cineplex, Inc.                                               800  30,829             0.1%
    Cogeco Cable, Inc.                                           700  36,151             0.1%
    Colliers International Group, Inc.                           805  39,911             0.1%
    COM DEV International, Ltd.                                3,200  13,851             0.0%
    Constellation Software, Inc.                                 187  80,801             0.1%
*   Corridor Resources, Inc.                                     500     147             0.0%
#   Corus Entertainment, Inc. Class B                          1,500  14,305             0.0%
    Cott Corp.(2228952)                                          300   3,132             0.0%
    Cott Corp.(22163N106)                                      1,102  11,516             0.0%
#   Crescent Point Energy Corp.                                2,755  37,540             0.1%
*   Crew Energy, Inc.                                          2,714   9,236             0.0%
#*  Denison Mines Corp.                                        4,500   1,824             0.0%
    DH Corp.                                                   1,084  29,264             0.0%
    Dollarama, Inc.                                              700  47,286             0.1%
    Dominion Diamond Corp.(B95LX89)                              500   5,288             0.0%
*   Dominion Diamond Corp.(257287102)                          1,691  17,857             0.0%
    Dorel Industries, Inc. Class B                               485  12,333             0.0%
#*  Dundee Precious Metals, Inc.                               2,800   3,705             0.0%
    E-L Financial Corp., Ltd.                                     34  17,655             0.0%
    Eldorado Gold Corp.                                       13,404  46,846             0.1%
    Emera, Inc.                                                  656  21,492             0.0%
    Empire Co., Ltd.                                           2,100  43,988             0.1%
    Enbridge Income Fund Holdings, Inc.                          725  17,820             0.0%
    Enbridge, Inc.(2466149)                                    1,248  53,343             0.1%
    Enbridge, Inc.(29250N105)                                    604  25,785             0.0%
    Encana Corp.                                               7,921  60,274             0.1%
    EnerCare, Inc.                                               939  10,966             0.0%
    Enerflex, Ltd.                                             1,364  13,164             0.0%
#*  Energy Fuels, Inc.                                           100     271             0.0%
    Enerplus Corp.(292766102)                                  3,726  17,549             0.0%
#   Enerplus Corp.(B584T89)                                    1,585   7,479             0.0%
    Enghouse Systems, Ltd.                                       272  12,404             0.0%
    Ensign Energy Services, Inc.                               3,401  21,380             0.0%
    Equitable Group, Inc.                                        300  13,311             0.0%
*   Essential Energy Services Trust                            4,177   2,172             0.0%
    Evertz Technologies, Ltd.                                    722   8,685             0.0%
    Fairfax Financial Holdings, Ltd.                             150  73,867             0.1%
    Finning International, Inc.                                3,711  59,315             0.1%
    First Capital Realty, Inc.                                   722  10,695             0.0%
#*  First Majestic Silver Corp.                                  521   1,721             0.0%
    First Quantum Minerals, Ltd.                               3,789  20,224             0.0%
    FirstService Corp.                                           805  28,319             0.0%
#   Fortis, Inc.                                                 900  26,052             0.0%
*   Fortuna Silver Mines, Inc.                                 3,500   9,127             0.0%
#   Genworth MI Canada, Inc.                                   1,089  26,925             0.0%
    George Weston, Ltd.                                          339  28,549             0.0%
    Gibson Energy, Inc.                                        1,728  23,034             0.0%
    Gildan Activewear, Inc.                                      118   3,392             0.0%
    Gluskin Sheff + Associates, Inc.                           1,000  16,962             0.0%
    Goldcorp, Inc.(2676302)                                    2,620  33,521             0.1%
    Goldcorp, Inc.(380956409)                                  1,176  15,076             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
CANADA -- (Continued)
#*  Golden Star Resources, Ltd.                                8,100 $  1,704             0.0%
*   Gran Tierra Energy, Inc.                                   5,979   14,449             0.0%
    Granite Oil Corp.                                          1,838   10,472             0.0%
    Great-West Lifeco, Inc.                                    1,400   37,109             0.1%
*   Heroux-Devtek, Inc.                                        1,000    9,330             0.0%
#   Home Capital Group, Inc.                                     800   19,486             0.0%
    Horizon North Logistics, Inc.                              4,740    8,156             0.0%
    HudBay Minerals, Inc.                                      4,699   24,401             0.0%
#   Husky Energy, Inc.                                         2,500   33,783             0.1%
*   IAMGOLD Corp.(450913108)                                     326      587             0.0%
*   IAMGOLD Corp.(2446646)                                     2,605    4,702             0.0%
    IGM Financial, Inc.                                          400   11,563             0.0%
*   IMAX Corp.                                                   733   28,140             0.0%
*   Imperial Metals Corp.                                      2,300   13,931             0.0%
    Imperial Oil, Ltd.(2454241)                                  600   19,965             0.0%
    Imperial Oil, Ltd.(453038408)                                698   23,208             0.0%
#   Industrial Alliance Insurance & Financial Services, Inc.   1,873   61,450             0.1%
#   Innergex Renewable Energy, Inc.                            1,785   14,443             0.0%
    Intact Financial Corp.                                       943   67,350             0.1%
    Inter Pipeline, Ltd.                                         800   14,989             0.0%
*   Interfor Corp.                                             2,000   18,997             0.0%
    Intertape Polymer Group, Inc.                              2,000   22,453             0.0%
#*  Ithaca Energy, Inc.                                        9,000    6,195             0.0%
#   Just Energy Group, Inc.                                    2,100   15,434             0.0%
*   Kelt Exploration, Ltd.                                       700    2,575             0.0%
#   Keyera Corp.                                               1,000   30,858             0.1%
#   Killam Properties, Inc.                                    1,172    9,330             0.0%
*   Kingsway Financial Services, Inc.                            425    1,771             0.0%
*   Kinross Gold Corp.                                        22,680   45,617             0.1%
*   Kirkland Lake Gold, Inc.                                     500    2,122             0.0%
*   Lake Shore Gold Corp.                                      9,000    7,984             0.0%
    Laurentian Bank of Canada                                  1,000   40,509             0.1%
    Leon's Furniture, Ltd.                                       400    4,329             0.0%
#   Lightstream Resources, Ltd.                                5,418    1,574             0.0%
    Linamar Corp.                                              1,008   58,579             0.1%
#   Liquor Stores N.A., Ltd.                                     758    7,049             0.0%
    Loblaw Cos., Ltd.                                            900   47,423             0.1%
#   Long Run Exploration, Ltd.                                 2,737      680             0.0%
*   Lundin Mining Corp.                                       10,205   34,417             0.1%
    MacDonald Dettwiler & Associates, Ltd.                       366   21,816             0.0%
    Magna International, Inc.                                  1,978  104,315             0.1%
    Major Drilling Group International, Inc.                   2,473    7,849             0.0%
    Manitoba Telecom Services, Inc.                              500   10,986             0.0%
    Manulife Financial Corp.(2492519)                          6,324  104,852             0.1%
    Manulife Financial Corp.(56501R106)                        5,745   95,310             0.1%
#   Maple Leaf Foods, Inc.                                     3,800   60,418             0.1%
    Martinrea International, Inc.                              3,400   28,836             0.0%
*   Maxim Power Corp.                                          1,600    3,548             0.0%
*   MEG Energy Corp.                                           1,128    9,386             0.0%
    Methanex Corp.                                               555   22,143             0.0%
    Metro, Inc.                                                3,549  101,481             0.1%
    Morneau Shepell, Inc.                                        911   10,778             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
CANADA -- (Continued)
#   Mullen Group, Ltd.                                         2,700 $ 36,052             0.1%
    National Bank of Canada                                    2,700   89,429             0.1%
#   New Flyer Industries, Inc.                                 1,600   23,200             0.0%
*   New Gold, Inc.(644535106)                                  1,500    3,675             0.0%
*   New Gold, Inc.(2826947)                                    5,860   14,520             0.0%
    Newalta Corp.                                              1,319    7,525             0.0%
    Norbord, Inc.                                                 --        2             0.0%
    North West Co., Inc. (The)                                 1,200   26,614             0.0%
#   Northland Power, Inc.                                      2,900   37,481             0.1%
#*  Novagold Resources, Inc.                                   5,164   18,640             0.0%
*   NuVista Energy, Ltd.                                       2,462    8,699             0.0%
    OceanaGold Corp.                                           6,600   12,619             0.0%
    Open Text Corp.                                              809   37,499             0.1%
    Osisko Gold Royalties, Ltd.                                  848    8,806             0.0%
#   Pacific Exploration and Production Corp.                   6,323   12,331             0.0%
    Pan American Silver Corp.(697900108)                       2,197   16,631             0.0%
    Pan American Silver Corp.(2669272)                         1,530   11,609             0.0%
*   Paramount Resources, Ltd. Class A                            600    6,071             0.0%
*   Parex Resources, Inc.                                      3,300   24,783             0.0%
#   Parkland Fuel Corp.                                        1,600   27,837             0.0%
    Pason Systems, Inc.                                          400    5,886             0.0%
    Pembina Pipeline Corp.(B4PT2P8)                              300    7,541             0.0%
    Pembina Pipeline Corp.(B4PPQG5)                              588   14,771             0.0%
#   Pengrowth Energy Corp.                                    10,136    9,922             0.0%
#   Penn West Petroleum, Ltd.(B63FY34)                         4,010    4,661             0.0%
    Penn West Petroleum, Ltd.(707887105)                       2,097    2,453             0.0%
    Peyto Exploration & Development Corp.                      1,508   31,136             0.1%
    PHX Energy Services Corp.                                    742    1,458             0.0%
*   Pilot Gold, Inc.                                             333      101             0.0%
#   Pizza Pizza Royalty Corp.                                    400    4,185             0.0%
    Potash Corp. of Saskatchewan, Inc.                           900   18,226             0.0%
    Precision Drilling Corp.(74022D308)                        3,099   12,241             0.0%
    Precision Drilling Corp.(B5YPLH9)                          3,406   13,545             0.0%
#   Premium Brands Holdings Corp.                                700   18,399             0.0%
#*  Primero Mining Corp.                                       2,884    6,639             0.0%
    Progressive Waste Solutions, Ltd.(B3DJGB7)                 1,163   27,963             0.0%
    Progressive Waste Solutions, Ltd.(74339G101)                 400    9,620             0.0%
    Quebecor, Inc. Class B                                       900   21,192             0.0%
    Reitmans Canada, Ltd. Class A                              1,944    7,225             0.0%
    Richelieu Hardware, Ltd.                                     300   15,769             0.0%
*   Richmont Mines, Inc.                                       3,419   10,407             0.0%
    Ritchie Bros Auctioneers, Inc.                               369    9,583             0.0%
*   RMP Energy, Inc.                                           3,700    5,065             0.0%
    Rogers Communications, Inc. Class B                          600   23,874             0.0%
#   Rogers Sugar, Inc.                                           100      310             0.0%
    RONA, Inc.                                                 3,000   31,317             0.1%
#   Royal Bank of Canada                                       4,751  271,667             0.3%
#   Russel Metals, Inc.                                        1,200   18,721             0.0%
*   Sandvine Corp.                                             5,500   11,273             0.0%
    Saputo, Inc.                                               2,100   50,075             0.1%
#   Savanna Energy Services Corp.                              4,900    4,347             0.0%
    Secure Energy Services, Inc.                                 840    5,582             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
CANADA -- (Continued)
*   SEMAFO, Inc.                                               8,300 $ 18,852             0.0%
    Shaw Communications, Inc. Class B                          3,396   70,467             0.1%
    ShawCor, Ltd.                                                752   15,959             0.0%
    Sherritt International Corp.                               7,600    4,766             0.0%
*   Silver Standard Resources, Inc.                              400    2,756             0.0%
    Silver Wheaton Corp.                                       1,000   13,590             0.0%
#   SNC-Lavalin Group, Inc.                                    1,100   35,256             0.1%
#   Sprott, Inc.                                               9,450   18,646             0.0%
    Stantec, Inc.                                              1,000   25,099             0.0%
    Stella-Jones, Inc.                                         1,000   36,800             0.1%
#   Student Transportation, Inc.                                 127      527             0.0%
    Suncor Energy, Inc.(867224107)                             4,814  143,120             0.2%
    Suncor Energy, Inc.(B3NB1P2)                               8,691  258,616             0.3%
*   SunOpta, Inc.                                              1,500    8,070             0.0%
    Superior Plus Corp.                                        2,984   24,372             0.0%
#   Surge Energy, Inc.                                         5,100   11,467             0.0%
#*  TAG Oil, Ltd.                                              1,728      899             0.0%
*   Taseko Mines, Ltd.                                         4,300    2,170             0.0%
    Teck Resources, Ltd. Class B(2879327)                      3,938   23,069             0.0%
    Teck Resources, Ltd. Class B(878742204)                      389    2,283             0.0%
    TELUS Corp.                                                  712   23,762             0.0%
#*  Teranga Gold Corp.                                         6,408    2,678             0.0%
*   Thompson Creek Metals Co., Inc.                            5,100    2,457             0.0%
#   Thomson Reuters Corp.                                      1,928   79,149             0.1%
*   Timmins Gold Corp.                                         4,500      929             0.0%
    TMX Group, Ltd.                                              201    7,091             0.0%
    TORC Oil & Gas, Ltd.                                       2,700   13,690             0.0%
    Toromont Industries, Ltd.                                    600   15,615             0.0%
    Toronto-Dominion Bank (The)(891160509)                     1,378   56,526             0.1%
    Toronto-Dominion Bank (The)(2897222)                       4,332  177,839             0.2%
    Torstar Corp. Class B                                      1,100    3,407             0.0%
    Total Energy Services, Inc.                                  194    2,176             0.0%
*   Tourmaline Oil Corp.                                       1,181   24,578             0.0%
#   TransAlta Corp.(2901628)                                   4,501   20,997             0.0%
    TransAlta Corp.(89346D107)                                   777    3,605             0.0%
    TransCanada Corp.                                          1,448   48,724             0.1%
    Transcontinental, Inc. Class A                             1,600   24,656             0.0%
    TransForce, Inc.                                           1,800   35,213             0.1%
    TransGlobe Energy Corp.                                    1,844    5,020             0.0%
#*  Trican Well Service, Ltd.                                  4,600    3,061             0.0%
    Trinidad Drilling, Ltd.                                    5,273    9,154             0.0%
*   Turquoise Hill Resources, Ltd.                            10,608   28,719             0.0%
#   Twin Butte Energy, Ltd.                                    4,316      941             0.0%
    Uni-Select, Inc.                                             300   14,867             0.0%
    Valener, Inc.                                              1,300   16,732             0.0%
#   Veresen, Inc.                                              2,373   20,652             0.0%
    Vermilion Energy, Inc.                                       458   16,115             0.0%
*   Wesdome Gold Mines, Ltd.                                   8,700    6,786             0.0%
    West Fraser Timber Co., Ltd.                               1,200   42,463             0.1%
    Western Energy Services Corp.                              2,146    6,778             0.0%
    Westshore Terminals Investment Corp.                         318    5,304             0.0%
    Whistler Blackcomb Holdings, Inc.                          1,100   16,968             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
CANADA -- (Continued)
#   Whitecap Resources, Inc.                                   4,196 $   37,256             0.1%
    Wi-Lan, Inc.                                               2,661      4,945             0.0%
    Winpak, Ltd.                                                 341     10,304             0.0%
    WSP Global, Inc.                                             800     27,849             0.0%
    Yamana Gold, Inc.                                          5,432     11,882             0.0%
#   Zargon Oil & Gas, Ltd.                                     1,452      1,521             0.0%
                                                                     ----------             ---
TOTAL CANADA                                                          7,735,877             8.0%
                                                                     ----------             ---
CHINA -- (0.0%)
*   Hanfeng Evergreen, Inc.                                    1,400        139             0.0%
                                                                     ----------             ---
DENMARK -- (1.2%)
    Alm Brand A.S.                                             3,000     16,995             0.0%
    AP Moeller--Maersk A.S. Class A                               10     14,339             0.0%
    AP Moeller--Maersk A.S. Class B                               40     59,033             0.1%
*   Bang & Olufsen A.S.                                          670      4,407             0.0%
    Chr Hansen Holding A.S.                                    1,563     93,910             0.1%
#*  D/S Norden A.S.                                              429      8,554             0.0%
    Danske Bank A.S.                                           2,185     60,117             0.1%
    DFDS A.S.                                                    415     12,604             0.0%
    DSV A.S.                                                   3,026    122,793             0.1%
#   FLSmidth & Co. A.S.                                          809     30,624             0.0%
*   Jyske Bank A.S.                                            1,470     71,706             0.1%
    NKT Holding A.S.                                             417     22,694             0.0%
    Novozymes A.S. Class B                                     1,400     64,900             0.1%
    Pandora A.S.                                                 755     87,125             0.1%
    PER Aarsleff A.S. Class B                                     65     21,813             0.0%
    Ringkjoebing Landbobank A.S.                                 160     34,270             0.0%
    Rockwool International A.S. Class B                          132     20,681             0.0%
*   Santa Fe Group A.S.                                          400      3,179             0.0%
    Schouw & Co.                                                 300     15,677             0.0%
    SimCorp A.S.                                                 600     29,438             0.0%
    Solar A.S. Class B                                           125      7,624             0.0%
    Spar Nord Bank A.S.                                        3,439     32,941             0.0%
    Sydbank A.S.                                               2,214     72,827             0.1%
    TDC A.S.                                                  13,635     71,282             0.1%
*   Topdanmark A.S.                                            1,775     47,233             0.1%
    Tryg A.S.                                                  1,150     20,667             0.0%
    United International Enterprises                              32      4,997             0.0%
    Vestas Wind Systems A.S.                                   2,631    153,398             0.2%
*   Vestjysk Bank A.S.                                           250        332             0.0%
                                                                     ----------             ---
TOTAL DENMARK                                                         1,206,160             1.2%
                                                                     ----------             ---
FINLAND -- (1.7%)
    Ahlstrom Oyj                                                 445      3,607             0.0%
    Alma Media Oyj                                             1,213      3,599             0.0%
    Amer Sports Oyj                                            2,402     67,414             0.1%
    Atria Oyj                                                    595      5,398             0.0%
    Cargotec Oyj Class B                                       1,344     47,911             0.1%
    Caverion Corp.                                             1,551     13,504             0.0%
    Citycon Oyj                                               10,416     27,408             0.0%
    Cramo Oyj                                                    564     10,357             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
FINLAND -- (Continued)
    Elisa Oyj                                                  1,889 $   71,171             0.1%
    F-Secure Oyj                                               7,129     21,297             0.0%
*   Finnair Oyj                                                1,332      5,507             0.0%
    Fiskars Oyj Abp                                              868     17,971             0.0%
    Fortum Oyj                                                 4,870     73,030             0.1%
    Huhtamaki Oyj                                              2,364     83,400             0.1%
    Kemira Oyj                                                 1,740     20,609             0.0%
    Kesko Oyj Class A                                            401     12,371             0.0%
    Kesko Oyj Class B                                          1,418     45,269             0.1%
    Kone Oyj Class B                                           1,636     69,776             0.1%
#   Konecranes Oyj                                             1,141     30,588             0.0%
    Lassila & Tikanoja Oyj                                       606     11,724             0.0%
    Metsa Board Oyj                                            2,428     15,447             0.0%
    Metso Oyj                                                  1,606     39,318             0.1%
    Metso Oyj Sponsored ADR                                    2,800     17,108             0.0%
    Munksjo Oyj                                                  245      2,284             0.0%
    Neste Oyj                                                  3,538     86,265             0.1%
    Nokia Oyj                                                 29,908    222,482             0.2%
    Nokian Renkaat Oyj                                         1,840     69,417             0.1%
#*  Outokumpu Oyj                                              5,944     20,184             0.0%
#   Outotec Oyj                                                3,383     11,636             0.0%
    PKC Group Oyj                                                691     12,718             0.0%
*   Poyry Oyj                                                    726      3,157             0.0%
    Raisio Oyj Class V                                         5,314     25,030             0.0%
    Ramirent Oyj                                               1,350     10,492             0.0%
    Sampo Oyj Class A                                          1,882     91,988             0.1%
#   Sanoma Oyj                                                 2,100      9,207             0.0%
*   Stockmann Oyj Abp                                          1,273      9,386             0.0%
#*  Stockmann Oyj Abp Class B                                    646      5,033             0.0%
    Stora Enso Oyj Class R                                     3,612     33,506             0.0%
    Stora Enso Oyj Sponsored ADR                               9,200     85,008             0.1%
    Technopolis Oyj                                            2,391      9,651             0.0%
    Tieto Oyj                                                  1,749     44,850             0.1%
    Tikkurila Oyj                                              1,187     21,788             0.0%
    UPM-Kymmene Oyj                                            2,691     50,378             0.1%
    UPM-Kymmene Oyj Sponsored ADR                              7,100    133,693             0.1%
    Uponor Oyj                                                   782     10,411             0.0%
    Vaisala Oyj Class A                                          214      5,719             0.0%
    Valmet OYJ                                                   809      8,515             0.0%
    Wartsila Oyj Abp                                           1,678     71,635             0.1%
    YIT Oyj                                                    1,551      8,175             0.0%
                                                                     ----------             ---
TOTAL FINLAND                                                         1,776,392             1.8%
                                                                     ----------             ---
FRANCE -- (7.8%)
    Accor SA                                                     682     33,868             0.0%
*   Air France-KLM                                             2,302     16,842             0.0%
    Airbus Group SE                                            1,424     99,161             0.1%
    Albioma SA                                                 1,147     18,647             0.0%
*   Alcatel-Lucent                                            10,487     42,570             0.0%
*   Alcatel-Lucent Sponsored ADR                               4,700     18,941             0.0%
*   Alstom SA                                                  1,737     56,540             0.1%
    Alten SA                                                     652     33,798             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
FRANCE -- (Continued)
    Altran Technologies SA                                     3,293 $ 41,052             0.0%
    April SA                                                     199    2,822             0.0%
    Arkema SA                                                  1,060   77,463             0.1%
    Assystem                                                     430    8,978             0.0%
    Atos SE                                                    1,621  129,042             0.1%
    AXA SA                                                    10,250  273,553             0.3%
    Beneteau SA                                                  816   12,374             0.0%
    BNP Paribas SA                                             4,597  278,565             0.3%
    Bollore SA                                                15,505   76,650             0.1%
    Bonduelle SCA                                                159    3,961             0.0%
    Bouygues SA                                                2,961  111,917             0.1%
    Bureau Veritas SA                                            935   21,118             0.0%
    Cap Gemini SA                                                872   77,535             0.1%
    Carrefour SA                                               4,908  159,932             0.2%
    Casino Guichard Perrachon SA                                 720   41,367             0.0%
    Cegid Group SA                                               257   12,085             0.0%
#*  CGG SA Sponsored ADR                                       3,000   12,150             0.0%
    Christian Dior SE                                            181   35,574             0.0%
#   Cie de Saint-Gobain                                        3,955  165,560             0.2%
    Cie Generale des Etablissements Michelin                   2,932  291,663             0.3%
    CNP Assurances                                             2,336   33,321             0.0%
    Credit Agricole SA                                        10,096  127,517             0.1%
    Danone SA                                                  1,183   82,219             0.1%
    Dassault Systemes                                            560   44,177             0.1%
*   Derichebourg SA                                            2,685    8,240             0.0%
    Edenred                                                    1,696   31,140             0.0%
    Eiffage SA                                                   799   49,779             0.1%
    Electricite de France SA                                   2,202   40,930             0.0%
    Engie SA                                                  16,372  286,523             0.3%
#*  Eramet                                                        65    2,564             0.0%
*   Esso SA Francaise                                             76    4,357             0.0%
#*  Etablissements Maurel et Prom                              3,472   12,490             0.0%
    Euler Hermes Group                                           391   36,697             0.0%
    Eutelsat Communications SA                                 1,910   62,953             0.1%
    Faiveley Transport SA                                        384   40,503             0.0%
    Faurecia                                                   2,196   86,805             0.1%
    Gaztransport Et Technigaz SA                                  44    2,201             0.0%
    Groupe Crit                                                  186   10,081             0.0%
    Groupe Eurotunnel SE                                       5,985   83,779             0.1%
*   Groupe Fnac SA                                                77    4,989             0.0%
    Hermes International                                          47   18,078             0.0%
    Iliad SA                                                     101   21,212             0.0%
    Imerys SA                                                    787   53,855             0.1%
    Ingenico Group SA                                            467   55,037             0.1%
    IPSOS                                                        595   12,070             0.0%
    JCDecaux SA                                                1,302   52,885             0.1%
    Kering                                                       413   76,382             0.1%
    L'Oreal SA                                                   377   68,729             0.1%
    Lafarge SA Sponsored ADR                                   3,919   64,624             0.1%
    Lagardere SCA                                              2,488   72,389             0.1%
    Lectra                                                       328    3,870             0.0%
    Legrand SA                                                 1,383   75,794             0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
FRANCE -- (Continued)
    LISI                                                         390 $  9,521             0.0%
    LVMH Moet Hennessy Louis Vuitton SE                          841  156,569             0.2%
    Mersen                                                       561   10,525             0.0%
    Metropole Television SA                                    1,252   24,083             0.0%
    Montupet                                                     358   28,065             0.0%
    Natixis SA                                                 7,935   48,574             0.1%
*   Naturex                                                      274   19,273             0.0%
    Neopost SA                                                   479   11,900             0.0%
*   Nexans SA                                                    940   37,366             0.0%
    Nexity SA                                                    653   28,895             0.0%
    Orange SA                                                 14,360  253,191             0.3%
    Orange SA Sponsored ADR                                    2,675   46,946             0.1%
*   Parrot SA                                                    411   18,591             0.0%
*   Peugeot SA                                                10,026  176,152             0.2%
*   Pierre & Vacances SA                                         114    3,120             0.0%
    Plastic Omnium SA                                          1,743   50,312             0.1%
    Publicis Groupe SA ADR                                     2,600   42,224             0.0%
    Rallye SA                                                    796   14,719             0.0%
    Renault SA                                                 1,352  127,391             0.1%
    Rexel SA                                                   3,625   49,473             0.1%
    Rubis SCA                                                    843   67,566             0.1%
    Safran SA                                                    921   69,954             0.1%
    Saft Groupe SA                                               295    7,604             0.0%
    Savencia SA                                                  112    6,982             0.0%
    Schneider Electric SE(4834108)                             1,163   70,147             0.1%
    Schneider Electric SE(B11BPS1)                               213   12,819             0.0%
    SCOR SE                                                    2,614   97,195             0.1%
    SEB SA                                                       536   54,439             0.1%
*   Sequana SA                                                   436    1,875             0.0%
    SES SA                                                     1,679   49,539             0.1%
    Societe BIC SA                                               279   44,461             0.1%
    Societe Generale SA                                        3,403  158,046             0.2%
    Societe Television Francaise 1                             2,017   25,912             0.0%
    Sodexo SA                                                    519   46,135             0.1%
#*  SOITEC                                                     7,482    6,076             0.0%
#   Solocal Group                                                168    1,365             0.0%
    Somfy SA                                                      55   17,189             0.0%
    Sopra Steria Group                                           182   20,675             0.0%
    Stef SA                                                      282   20,771             0.0%
    STMicroelectronics NV(5962332)                             6,164   42,472             0.0%
    STMicroelectronics NV(2430025)                             6,800   46,852             0.1%
    Suez Environnement Co.                                     3,128   59,394             0.1%
#   Technicolor SA                                             2,639   17,847             0.0%
    Technip SA                                                   306   15,946             0.0%
    Technip SA ADR                                             1,900   24,985             0.0%
    Teleperformance                                            1,286  100,926             0.1%
    Thales SA                                                    513   37,085             0.0%
#   Total SA                                                  16,254  786,024             0.8%
    Total SA Sponsored ADR                                     6,258  301,823             0.3%
    Trigano SA                                                   655   31,493             0.0%
*   UBISOFT Entertainment                                      3,256   97,554             0.1%
    Valeo SA                                                     893  137,902             0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
FRANCE -- (Continued)
#   Vallourec SA                                               2,505 $   27,729             0.0%
    Veolia Environnement SA                                    1,171     27,203             0.0%
    Veolia Environnement SA ADR                                  635     14,764             0.0%
    Vicat                                                        469     30,048             0.0%
    Vilmorin & Cie SA                                            213     15,007             0.0%
    Vinci SA                                                   3,758    253,012             0.3%
    Vivendi SA                                                 5,836    140,393             0.2%
    Zodiac Aerospace                                           1,760     44,399             0.1%
                                                                     ----------             ---
TOTAL FRANCE                                                          7,968,416             8.2%
                                                                     ----------             ---
GERMANY -- (6.3%)
    Aareal Bank AG                                             1,390     52,956             0.1%
    Adidas AG                                                  1,038     93,024             0.1%
*   Aixtron SE Sponsored ADR                                     300      1,911             0.0%
    Allianz SE                                                 1,820    318,623             0.3%
    Amadeus Fire AG                                              281     23,444             0.0%
    Aurubis AG                                                 1,028     68,670             0.1%
    Axel Springer SE                                             764     42,937             0.1%
    BASF SE                                                    4,646    380,618             0.4%
    Bauer AG                                                     343      7,240             0.0%
    Bayerische Motoren Werke AG                                3,356    343,750             0.4%
#   BayWa AG                                                     360     12,186             0.0%
    Bechtle AG                                                   306     28,243             0.0%
    Beiersdorf AG                                                364     34,571             0.0%
    Bertrandt AG                                                  72      8,445             0.0%
    Bijou Brigitte AG                                            112      6,220             0.0%
#   Bilfinger SE                                                 761     34,106             0.0%
    Brenntag AG                                                1,227     74,090             0.1%
    CANCOM SE                                                  1,006     39,464             0.0%
    Cewe Stiftung & Co. KGAA                                     287     17,262             0.0%
    Comdirect Bank AG                                          1,445     17,486             0.0%
*   Commerzbank AG                                             6,741     74,131             0.1%
    Continental AG                                               413     99,173             0.1%
    CTS Eventim AG & Co. KGaA                                    714     27,946             0.0%
    Daimler AG                                                 7,938    688,334             0.7%
    Deutsche Bank AG(5750355)                                    233      6,521             0.0%
    Deutsche Bank AG(D18190898)                                5,059    141,399             0.2%
    Deutsche Boerse AG                                           795     73,302             0.1%
*   Deutsche Lufthansa AG                                      5,573     82,301             0.1%
    Deutsche Post AG                                           2,363     70,196             0.1%
    Deutsche Telekom AG                                       29,042    544,003             0.6%
    Deutsche Wohnen AG                                         3,509     98,916             0.1%
    Deutz AG                                                   2,362      8,851             0.0%
*   Dialog Semiconductor P.L.C.                                1,528     56,528             0.1%
    DMG Mori AG                                                1,383     54,912             0.1%
    Duerr AG                                                     272     22,647             0.0%
    E.ON SE                                                    1,106     11,667             0.0%
    E.ON SE Sponsored ADR                                      7,421     78,366             0.1%
    Elmos Semiconductor AG                                       615      9,115             0.0%
    ElringKlinger AG                                             969     21,682             0.0%
    Fielmann AG                                                  278     19,462             0.0%
    Fraport AG Frankfurt Airport Services Worldwide              799     50,659             0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
GERMANY -- (Continued)
    Freenet AG                                                 2,927 $ 98,739             0.1%
    Fuchs Petrolub SE                                            430   17,799             0.0%
    GEA Group AG                                               1,442   57,789             0.1%
#   Gerry Weber International AG                                 313    5,096             0.0%
    GFK SE                                                       297   10,945             0.0%
#   Grammer AG                                                   503   13,414             0.0%
    Grenkeleasing AG                                             247   45,319             0.1%
    Hamburger Hafen und Logistik AG                              706   10,212             0.0%
    Hannover Rueck SE                                            410   47,400             0.1%
    HeidelbergCement AG                                        1,047   77,970             0.1%
*   Heidelberger Druckmaschinen AG                             4,410   12,660             0.0%
    Henkel AG & Co. KGaA                                         266   24,552             0.0%
    Hochtief AG                                                  510   47,447             0.1%
    Hugo Boss AG                                                 428   44,010             0.1%
    Indus Holding AG                                             565   26,300             0.0%
    Infineon Technologies AG                                   9,758  120,198             0.1%
    Jenoptik AG                                                  847   13,696             0.0%
    K+S AG                                                     3,195   80,652             0.1%
#   Kloeckner & Co. SE                                         2,316   20,630             0.0%
#*  Kontron AG                                                 1,112    3,788             0.0%
    Krones AG                                                    229   27,543             0.0%
#   KUKA AG                                                      521   44,029             0.1%
    KWS Saat SE                                                   62   20,046             0.0%
    Lanxess AG                                                 1,758   94,339             0.1%
    Leoni AG                                                     751   30,677             0.0%
    MAN SE                                                       252   26,259             0.0%
    Metro AG                                                   2,481   76,330             0.1%
    MLP AG                                                       505    2,195             0.0%
    MTU Aero Engines AG                                          939   86,866             0.1%
    Muenchener Rueckversicherungs-Gesellschaft AG                701  139,775             0.1%
*   Nordex SE                                                  1,346   43,966             0.1%
    Norma Group SE                                               702   36,001             0.0%
    Osram Licht AG                                             1,507   88,534             0.1%
*   Patrizia Immobilien AG                                     1,286   35,356             0.0%
    Pfeiffer Vacuum Technology AG                                303   37,733             0.0%
    Puma SE                                                      101   22,602             0.0%
#   QSC AG                                                     4,809    8,429             0.0%
    Rational AG                                                   59   23,414             0.0%
    Rheinmetall AG                                               925   58,180             0.1%
    RWE AG                                                     8,756  121,684             0.1%
    SAF-Holland SA                                             1,209   17,646             0.0%
    Salzgitter AG                                                796   22,954             0.0%
    SAP SE                                                       896   70,636             0.1%
    SAP SE Sponsored ADR                                         187   14,719             0.0%
#   Schaltbau Holding AG                                         174    9,689             0.0%
#*  SGL Carbon SE                                                671   12,311             0.0%
    SHW AG                                                       202    5,288             0.0%
#*  Singulus Technologies AG                                   2,333    1,471             0.0%
    Sixt SE                                                      798   44,507             0.1%
    Software AG                                                1,169   33,965             0.0%
    Stroeer SE                                                   706   44,545             0.1%
    Suedzucker AG                                              1,926   35,944             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
GERMANY -- (Continued)
    Symrise AG                                                      746 $   49,099             0.1%
#   TAG Immobilien AG                                             1,284     16,620             0.0%
    Takkt AG                                                        583     10,827             0.0%
*   Talanx AG                                                       863     27,653             0.0%
    Telefonica Deutschland Holding AG                             5,114     32,922             0.0%
    ThyssenKrupp AG                                               3,084     62,142             0.1%
*   Tom Tailor Holding AG                                           936      6,203             0.0%
    United Internet AG                                            1,164     60,438             0.1%
#   Volkswagen AG                                                   339     46,942             0.1%
*   Vossloh AG                                                      324     23,810             0.0%
    Wacker Chemie AG                                                409     35,892             0.0%
    Wacker Neuson SE                                                532      7,398             0.0%
    Wincor Nixdorf AG                                               382     19,593             0.0%
    XING AG                                                         104     20,529             0.0%
                                                                        ----------             ---
TOTAL GERMANY                                                            6,381,674             6.6%
                                                                        ----------             ---
GREECE -- (0.0%)
*   T Bank SA                                                     8,910         --             0.0%
                                                                        ----------             ---
HONG KONG -- (2.5%)
    APT Satellite Holdings, Ltd.                                 19,500     19,210             0.0%
#   ASM Pacific Technology, Ltd.                                  2,800     19,882             0.0%
#   Associated International Hotels, Ltd.                         6,000     16,696             0.0%
    Bank of East Asia, Ltd.                                      14,264     53,388             0.1%
    BOC Hong Kong Holdings, Ltd.                                 22,500     71,948             0.1%
#*  Brightoil Petroleum Holdings, Ltd.                           42,000     14,948             0.0%
    Cafe de Coral Holdings, Ltd.                                 10,000     33,824             0.0%
    Cathay Pacific Airways, Ltd.                                 12,000     23,739             0.0%
    Cheung Kong Infrastructure Holdings, Ltd.                     6,000     55,855             0.1%
    Cheung Kong Property Holdings, Ltd.                           5,000     35,050             0.0%
*   China Billion Resources, Ltd.                               112,480         --             0.0%
*   China Energy Development Holdings, Ltd.                     176,000      3,497             0.0%
    Chow Sang Sang Holdings International, Ltd.                   5,000      9,714             0.0%
#   Chow Tai Fook Jewellery Group, Ltd.                           3,200      2,737             0.0%
    Chuang's Consortium International, Ltd.                      93,642     10,829             0.0%
    CITIC Telecom International Holdings, Ltd.                    8,000      3,316             0.0%
    CK Hutchison Holdings, Ltd.                                   5,000     68,725             0.1%
    CLP Holdings, Ltd.                                            5,000     43,629             0.1%
    Dah Sing Banking Group, Ltd.                                  8,960     16,979             0.0%
    Dah Sing Financial Holdings, Ltd.                             4,576     25,677             0.0%
#   Esprit Holdings, Ltd.                                        35,700     39,786             0.1%
#   Far East Consortium International, Ltd/HK                    37,000     13,501             0.0%
    First Pacific Co., Ltd.                                      55,600     38,118             0.1%
#   Foxconn International Holdings, Ltd.                         55,000     26,302             0.0%
#   Future Bright Holdings, Ltd.                                 30,000      3,544             0.0%
    G-Resources Group, Ltd.                                   1,184,400     26,466             0.0%
    Giordano International, Ltd.                                 20,000     10,809             0.0%
*   Global Brands Group Holding, Ltd.                            30,000      6,220             0.0%
    Guangnan Holdings, Ltd.                                      40,000      5,494             0.0%
    Hang Lung Group, Ltd.                                        12,000     43,664             0.1%
    Hang Lung Properties, Ltd.                                   16,000     39,190             0.1%
    Hang Seng Bank, Ltd.                                          3,100     56,713             0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
HONG KONG --  (Continued)
    Henderson Land Development Co., Ltd.                       17,439 $111,154             0.1%
    Hong Kong & China Gas Co., Ltd.                            16,238   32,965             0.0%
    Hong Kong Aircraft Engineering Co., Ltd.                    1,200    9,745             0.0%
    Hong Kong Exchanges and Clearing, Ltd.                      2,560   66,795             0.1%
    Hongkong & Shanghai Hotels (The)                           11,096   12,603             0.0%
    Hopewell Holdings, Ltd.                                    14,000   50,517             0.1%
    Hutchison Telecommunications Hong Kong Holdings, Ltd.      15,000    5,496             0.0%
    Hysan Development Co., Ltd.                                 8,000   35,433             0.1%
    Johnson Electric Holdings, Ltd.                             9,375   34,252             0.0%
    K Wah International Holdings, Ltd.                         45,000   19,367             0.0%
#   Kerry Logistics Network, Ltd.                               6,500    9,668             0.0%
    Kerry Properties, Ltd.                                     13,000   38,398             0.1%
    Kowloon Development Co., Ltd.                              10,000   11,311             0.0%
    L'Occitane International SA                                 9,250   18,602             0.0%
    Lai Sun Development Co., Ltd.                             143,000    2,609             0.0%
    Li & Fung, Ltd.                                            30,000   24,358             0.0%
    Lifestyle International Holdings, Ltd.                      4,500    6,496             0.0%
    Liu Chong Hing Investment, Ltd.                            12,000   14,176             0.0%
    Luk Fook Holdings International, Ltd.                       8,000   20,586             0.0%
    Man Wah Holdings, Ltd.                                     32,000   36,556             0.1%
#*  Midland Holdings, Ltd.                                     46,000   20,125             0.0%
    MTR Corp., Ltd.                                             7,053   31,997             0.0%
    New World Development Co., Ltd.                            52,385   55,807             0.1%
#   Newocean Energy Holdings, Ltd.                             42,000   17,102             0.0%
    NWS Holdings, Ltd.                                         34,750   52,317             0.1%
    Orient Overseas International, Ltd.                         6,000   28,611             0.0%
#   Pacific Basin Shipping, Ltd.                               42,000   12,315             0.0%
    Pacific Textiles Holdings, Ltd.                            15,000   21,374             0.0%
    PCCW, Ltd.                                                 45,000   24,114             0.0%
    Pico Far East Holdings, Ltd.                               14,000    3,698             0.0%
    Power Assets Holdings, Ltd.                                 2,500   24,898             0.0%
#   Prada SpA                                                   2,700   10,987             0.0%
    Regal Hotels International Holdings, Ltd.                  24,600   12,745             0.0%
#   SA SA International Holdings, Ltd.                         28,000    8,910             0.0%
    Samsonite International SA                                 17,400   51,498             0.1%
    Shangri-La Asia, Ltd.                                      33,500   30,572             0.0%
    Shun Tak Holdings, Ltd.                                    27,500   10,925             0.0%
    Singamas Container Holdings, Ltd.                          42,000    5,016             0.0%
    Sino Land Co., Ltd.                                        28,800   44,453             0.1%
    SmarTone Telecommunications Holdings, Ltd.                 16,500   28,998             0.0%
*   SOCAM Development, Ltd.                                     4,000    2,372             0.0%
    Stella International Holdings, Ltd.                        10,000   24,697             0.0%
    Sun Hung Kai & Co., Ltd.                                   11,619    7,820             0.0%
    Sun Hung Kai Properties, Ltd.                               6,134   82,016             0.1%
    Swire Pacific, Ltd. Class A                                 1,500   17,388             0.0%
    Swire Pacific, Ltd. Class B                                 5,000   10,866             0.0%
    Swire Properties, Ltd.                                     10,000   30,017             0.0%
    Techtronic Industries Co., Ltd.                            21,500   78,321             0.1%
    Television Broadcasts, Ltd.                                 5,100   18,554             0.0%
    Texwinca Holdings, Ltd.                                    14,000   13,552             0.0%
    Transport International Holdings, Ltd.                      4,000   10,797             0.0%
#   Trinity, Ltd.                                              64,000    9,296             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
HONG KONG -- (Continued)
#   Value Partners Group, Ltd.                                 40,000 $   42,459             0.1%
    Varitronix International, Ltd.                             17,000     11,598             0.0%
    Victory City International Holdings, Ltd.                  14,000      1,710             0.0%
    Vitasoy International Holdings, Ltd.                       18,000     29,881             0.0%
    VTech Holdings, Ltd.                                        2,200     26,640             0.0%
    Wharf Holdings, Ltd. (The)                                 12,625     75,286             0.1%
    Wheelock & Co., Ltd.                                       13,000     60,594             0.1%
    Xinyi Glass Holdings, Ltd.                                 32,000     16,619             0.0%
    Yue Yuen Industrial Holdings, Ltd.                         15,000     54,528             0.1%
                                                                      ----------             ---
TOTAL HONG KONG                                                        2,522,010             2.6%
                                                                      ----------             ---
IRELAND -- (0.6%)
*   Bank of Ireland                                           153,766     57,174             0.1%
*   Bank of Ireland Sponsored ADR                                 330      4,884             0.0%
    CRH P.L.C.                                                  3,670    100,451             0.1%
    CRH P.L.C. Sponsored ADR                                    3,814    104,351             0.1%
    FBD Holdings P.L.C.                                           158      1,208             0.0%
    Glanbia P.L.C.                                              1,329     25,753             0.0%
    Irish Continental Group P.L.C.                              3,964     21,534             0.0%
    Kerry Group P.L.C. Class A                                    667     54,262             0.1%
    Kingspan Group P.L.C.(0492793)                              1,183     28,682             0.0%
    Kingspan Group P.L.C.(4491235)                              2,318     56,070             0.1%
    Smurfit Kappa Group P.L.C.                                  3,976    113,153             0.1%
                                                                      ----------             ---
TOTAL IRELAND                                                            567,522             0.6%
                                                                      ----------             ---
ISRAEL --  (0.5%)
#*  Africa Israel Investments, Ltd.                             1,975      1,457             0.0%
*   Airport City, Ltd.                                          1,058     10,304             0.0%
*   AudioCodes, Ltd.                                              614      2,125             0.0%
    Azrieli Group                                                 825     32,332             0.1%
    Bank Hapoalim BM                                            8,228     42,830             0.1%
*   Bank Leumi Le-Israel BM                                     8,012     30,401             0.1%
    Bezeq The Israeli Telecommunication Corp., Ltd.            18,184     38,968             0.1%
    Delek Automotive Systems, Ltd.                                855      8,119             0.0%
    Delek Group, Ltd.                                              45     10,831             0.0%
    Delta-Galil Industries, Ltd.                                  374     11,764             0.0%
    Elbit Systems, Ltd.                                           328     25,996             0.0%
    Electra, Ltd.                                                  59      7,497             0.0%
    Formula Systems 1985, Ltd.                                    173      5,077             0.0%
    Harel Insurance Investments & Financial Services, Ltd.      4,420     18,666             0.0%
    Israel Chemicals, Ltd.                                      1,084      6,011             0.0%
*   Israel Discount Bank, Ltd. Class A                         20,541     37,571             0.1%
    Ituran Location and Control, Ltd.                             538     11,044             0.0%
*   Jerusalem Oil Exploration                                     300     11,988             0.0%
    Matrix IT, Ltd.                                             1,222      7,511             0.0%
    Melisron, Ltd.                                                118      4,115             0.0%
    Menorah Mivtachim Holdings, Ltd.                              894      7,820             0.0%
    Migdal Insurance & Financial Holding, Ltd.                  7,718      7,028             0.0%
    Mizrahi Tefahot Bank, Ltd.                                  3,321     40,362             0.1%
*   Naphtha Israel Petroleum Corp., Ltd.                        3,305     18,856             0.0%
    NICE-Systems, Ltd. Sponsored ADR                              363     22,441             0.0%
*   Oil Refineries, Ltd.                                        7,964      2,911             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
ISRAEL -- (Continued)
    Osem Investments, Ltd.                                        565 $ 10,937             0.0%
    Paz Oil Co., Ltd.                                             198   29,496             0.0%
    Phoenix Holdings, Ltd. (The)                                1,952    5,115             0.0%
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.          280   13,192             0.0%
    Shikun & Binui, Ltd.                                        5,298    9,668             0.0%
*   Shufersal, Ltd.                                             4,336   12,380             0.0%
*   Strauss Group, Ltd.                                         1,319   18,895             0.0%
*   Union Bank of Israel                                        1,193    4,424             0.0%
                                                                      --------             ---
TOTAL ISRAEL                                                           528,132             0.6%
                                                                      --------             ---
ITALY -- (2.8%)
    A2A SpA                                                    16,029   21,957             0.0%
    ACEA SpA                                                    1,354   19,464             0.0%
    Ansaldo STS SpA                                             2,050   21,811             0.0%
*   Arnoldo Mondadori Editore SpA                               1,773    2,161             0.0%
    Assicurazioni Generali SpA                                  2,591   49,091             0.1%
#   Astaldi SpA                                                 1,321   10,641             0.0%
    Atlantia SpA                                                2,073   57,408             0.1%
*   Autogrill SpA                                               3,805   35,419             0.1%
    Azimut Holding SpA                                          1,510   36,320             0.1%
#*  Banca Carige SpA                                            6,536   11,913             0.0%
    Banca Generali SpA                                          1,007   31,015             0.0%
    Banca IFIS SpA                                                180    4,440             0.0%
*   Banca Monte dei Paschi di Siena SpA                         5,060    9,289             0.0%
    Banca Popolare dell'Emilia Romagna SC                      10,482   84,591             0.1%
#*  Banca Popolare dell'Etruria e del Lazio SC                    424      102             0.0%
    Banca Popolare di Milano Scarl                            103,079   96,721             0.1%
    Banca Popolare di Sondrio SCARL                             9,550   43,561             0.1%
*   Banco Popolare SC                                           7,578  113,242             0.1%
    Brembo SpA                                                    534   23,537             0.0%
    Buzzi Unicem SpA                                            2,089   35,346             0.1%
    Cementir Holding SpA                                        2,563   14,327             0.0%
    CNH Industrial NV                                           2,621   17,742             0.0%
    Credito Emiliano SpA                                        1,807   12,911             0.0%
*   Credito Valtellinese SC                                    26,456   33,304             0.0%
    Danieli & C Officine Meccaniche SpA                           433    9,246             0.0%
    De'Longhi SpA                                                 720   17,613             0.0%
    Enel Green Power SpA                                       16,762   35,438             0.1%
    Enel SpA                                                   14,190   65,435             0.1%
    Eni SpA                                                    16,433  268,355             0.3%
    Eni SpA Sponsored ADR                                       2,146   69,960             0.1%
    ERG SpA                                                     1,082   15,359             0.0%
*   Fiat Chrysler Automobiles NV(BRJFWP3)                         769   11,330             0.0%
#*  Fiat Chrysler Automobiles NV(N31738102)                     1,600   23,424             0.0%
*   Finmeccanica SpA                                            6,992   91,404             0.1%
#*  Geox SpA                                                      852    3,972             0.0%
*   Gruppo Editoriale L'Espresso SpA                            3,978    4,294             0.0%
    Hera SpA                                                   12,421   32,595             0.0%
*   IMMSI SpA                                                   4,196    2,305             0.0%
    Industria Macchine Automatiche SpA                            246   12,701             0.0%
    Interpump Group SpA                                         1,758   25,867             0.0%
    Intesa Sanpaolo SpA                                        67,726  235,622             0.3%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
ITALY -- (Continued)
    Iren SpA                                                   8,189 $   13,490             0.0%
    Italcementi SpA                                            2,021     22,445             0.0%
    Italmobiliare SpA                                            246     10,619             0.0%
    Luxottica Group SpA                                           27      1,893             0.0%
    Luxottica Group SpA Sponsored ADR                            355     24,907             0.0%
    MARR SpA                                                     686     13,964             0.0%
    Mediaset SpA                                              14,069     71,409             0.1%
    Mediobanca SpA                                             9,384     94,373             0.1%
    Mediolanum SpA                                             2,157     17,573             0.0%
    Parmalat SpA                                               3,464      9,010             0.0%
#   Piaggio & C SpA                                            2,131      5,288             0.0%
    Prysmian SpA                                               2,221     47,963             0.1%
    Reply SpA                                                    191     24,333             0.0%
*   Safilo Group SpA                                           1,177     14,616             0.0%
#*  Saipem SpA                                                 2,009     18,874             0.0%
#   Salvatore Ferragamo SpA                                      861     23,369             0.0%
#*  Saras SpA                                                  3,877      7,650             0.0%
    Snam SpA                                                   8,606     44,536             0.1%
    Societa Cattolica di Assicurazioni SCRL                    4,310     33,638             0.1%
    Societa Iniziative Autostradali e Servizi SpA              1,213     13,924             0.0%
*   Telecom Italia SpA                                        88,857    123,963             0.1%
*   Telecom Italia SpA Sponsored ADR                           8,020    111,478             0.1%
    Tenaris SA ADR                                               331      8,364             0.0%
    Terna Rete Elettrica Nazionale SpA                         8,437     42,913             0.1%
#   Tod's SpA                                                    194     16,248             0.0%
    UniCredit SpA                                             17,348    112,017             0.1%
    Unione di Banche Italiane SpA                             15,735    117,725             0.1%
    Unipol Gruppo Finanziario SpA                              6,471     30,142             0.0%
    UnipolSai SpA                                             19,389     46,745             0.1%
    Vittoria Assicurazioni SpA                                   877      9,700             0.0%
*   Yoox Net-A-Porter Group SpA                                  729     24,717             0.0%
                                                                     ----------             ---
TOTAL ITALY                                                           2,869,119             3.0%
                                                                     ----------             ---
JAPAN -- (22.3%)
    77 Bank, Ltd. (The)                                        7,000     38,708             0.1%
    ABC-Mart, Inc.                                               100      5,578             0.0%
#   Accordia Golf Co., Ltd.                                    2,400     21,759             0.0%
    ADEKA Corp.                                                2,100     30,861             0.0%
    Aderans Co., Ltd.                                            200      1,399             0.0%
#   Advantest Corp.                                            2,200     17,550             0.0%
    Aeon Co., Ltd.                                            13,710    203,123             0.2%
    Aeon Delight Co., Ltd.                                       600     17,285             0.0%
    Ahresty Corp.                                                800      5,374             0.0%
    Ai Holdings Corp.                                          1,200     29,206             0.0%
    Aica Kogyo Co., Ltd.                                       1,000     19,808             0.0%
    Aichi Bank, Ltd. (The)                                       200     11,128             0.0%
    Aichi Steel Corp.                                          4,000     17,375             0.0%
    Aida Engineering, Ltd.                                       500      4,765             0.0%
    Aisan Industry Co., Ltd.                                   1,300     13,002             0.0%
    Aisin Seiki Co., Ltd.                                      2,000     79,378             0.1%
#   Akebono Brake Industry Co., Ltd.                           6,000     17,568             0.0%
    Akita Bank, Ltd. (The)                                     5,000     16,400             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
#   Alpen Co., Ltd.                                              700 $ 11,459             0.0%
    Alpine Electronics, Inc.                                   1,300   17,070             0.0%
    Alps Electric Co., Ltd.                                    1,300   40,351             0.1%
    Amada Holdings Co., Ltd.                                   1,000    8,918             0.0%
    Amano Corp.                                                1,700   22,081             0.0%
    ANA Holdings, Inc.                                         3,000    8,959             0.0%
    Anritsu Corp.                                              2,900   18,886             0.0%
    AOKI Holdings, Inc.                                        1,200   14,627             0.0%
    Aomori Bank, Ltd. (The)                                    2,000    6,516             0.0%
    Aoyama Trading Co., Ltd.                                   1,200   43,720             0.1%
    Aozora Bank, Ltd.                                          4,000   14,620             0.0%
    Arakawa Chemical Industries, Ltd.                            900    8,948             0.0%
    Arcland Sakamoto Co., Ltd.                                   200    4,378             0.0%
    Arcs Co., Ltd.                                               800   16,127             0.0%
    Asahi Diamond Industrial Co., Ltd.                         1,000   10,552             0.0%
    Asahi Glass Co., Ltd.                                      9,000   51,529             0.1%
#   Asahi Holdings, Inc.                                         300    4,415             0.0%
    Asahi Kasei Corp.                                         15,000   92,049             0.1%
    Asatsu-DK, Inc.                                              700   17,178             0.0%
#   Asics Corp.                                                1,000   27,621             0.0%
    Autobacs Seven Co., Ltd.                                     900   15,782             0.0%
    Avex Group Holdings, Inc.                                  1,200   14,146             0.0%
    Awa Bank, Ltd. (The)                                       5,000   27,729             0.0%
    Axial Retailing, Inc.                                        100    3,720             0.0%
    Azbil Corp.                                                1,400   35,321             0.1%
    Bank of Iwate, Ltd. (The)                                    400   17,762             0.0%
    Bank of Kyoto, Ltd. (The)                                  5,000   50,498             0.1%
    Bank of Nagoya, Ltd. (The)                                 4,000   14,822             0.0%
    Bank of Okinawa, Ltd. (The)                                  600   23,546             0.0%
    Bank of Saga, Ltd. (The)                                   1,000    2,268             0.0%
    Bank of the Ryukyus, Ltd.                                  1,400   19,989             0.0%
    Bank of Yokohama, Ltd. (The)                              10,000   62,411             0.1%
    Benesse Holdings, Inc.                                       700   18,766             0.0%
    Best Denki Co., Ltd.                                       8,100    9,173             0.0%
    Bic Camera, Inc.                                           3,100   25,222             0.0%
    Bridgestone Corp.                                          2,800  102,678             0.1%
#   Broadleaf Co., Ltd.                                          700    8,018             0.0%
    Brother Industries, Ltd.                                   2,800   35,788             0.1%
    C Uyemura & Co., Ltd.                                        200   10,422             0.0%
    Calbee, Inc.                                                 400   14,493             0.0%
    Calsonic Kansei Corp.                                      6,000   47,818             0.1%
    Canon Electronics, Inc.                                      600   10,235             0.0%
    Canon Marketing Japan, Inc.                                1,200   18,243             0.0%
    Canon, Inc.                                                  194    5,793             0.0%
    Canon, Inc. Sponsored ADR                                  2,596   77,309             0.1%
    Capcom Co., Ltd.                                           1,200   25,302             0.0%
#   Casio Computer Co., Ltd.                                   3,200   60,286             0.1%
    Central Glass Co., Ltd.                                    4,000   19,744             0.0%
    Central Japan Railway Co.                                    300   54,724             0.1%
    Century Tokyo Leasing Corp.                                1,300   44,098             0.1%
    Chiba Bank, Ltd. (The)                                     3,000   21,885             0.0%
    Chiba Kogyo Bank, Ltd. (The)                               1,500    8,774             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                               PERCENTAGE
                                                              SHARES VALUE++ OF NET ASSETS**
                                                              ------ ------- ---------------
JAPAN -- (Continued)
    Chiyoda Co., Ltd.                                            700 $23,207             0.0%
    Chubu Electric Power Co., Inc.                             1,800  27,689             0.0%
#   Chuetsu Pulp & Paper Co., Ltd.                             6,000  10,669             0.0%
    Chugoku Bank, Ltd. (The)                                   3,300  46,782             0.1%
    Chugoku Electric Power Co., Inc. (The)                     1,200  18,134             0.0%
    Chugoku Marine Paints, Ltd.                                2,000  14,298             0.0%
    Chukyo Bank, Ltd. (The)                                    7,000  14,562             0.0%
    Citizen Holdings Co., Ltd.                                 2,500  18,949             0.0%
    CKD Corp.                                                  2,200  20,004             0.0%
    CMK Corp.                                                  2,100   3,998             0.0%
    Coca-Cola East Japan Co., Ltd.                             1,527  21,461             0.0%
    Coca-Cola West Co., Ltd.                                   1,500  30,334             0.0%
#   Colowide Co., Ltd.                                           700   9,488             0.0%
    COMSYS Holdings Corp.                                      1,600  20,898             0.0%
*   Cosmo Energy Holdings Co., Ltd.                            1,500  20,389             0.0%
    Dai Nippon Printing Co., Ltd.                              4,000  41,368             0.1%
    Dai-ichi Life Insurance Co., Ltd. (The)                    4,300  74,387             0.1%
    Daibiru Corp.                                              1,500  12,757             0.0%
    Daicel Corp.                                               3,100  40,965             0.1%
    Daido Steel Co., Ltd.                                      7,000  26,795             0.0%
    Daifuku Co., Ltd.                                          2,000  29,600             0.0%
#   Daihatsu Motor Co., Ltd.                                   2,100  25,724             0.0%
    Daihen Corp.                                               3,000  14,918             0.0%
    Daiichikosho Co., Ltd.                                       400  13,341             0.0%
    Daikin Industries, Ltd.                                      700  44,976             0.1%
    Daikyo, Inc.                                               5,000   8,643             0.0%
#   Daio Paper Corp.                                           3,000  29,597             0.0%
    Daisan Bank, Ltd. (The)                                    7,000  10,402             0.0%
    Daiseki Co., Ltd.                                            200   3,209             0.0%
    Daishi Bank, Ltd. (The)                                    8,000  36,151             0.1%
    Daito Trust Construction Co., Ltd.                           300  32,474             0.1%
    Daiwa House Industry Co., Ltd.                             3,000  78,751             0.1%
    Daiwa Securities Group, Inc.                               6,000  41,025             0.1%
    Daiwabo Holdings Co., Ltd.                                 8,000  15,754             0.0%
    DCM Holdings Co., Ltd.                                     1,800  11,924             0.0%
    Dena Co., Ltd.                                             2,900  46,528             0.1%
    Denka Co., Ltd.                                           11,000  51,046             0.1%
    Denso Corp.                                                1,100  51,285             0.1%
    Dentsu, Inc.                                                 800  44,975             0.1%
    DIC Corp.                                                 14,000  37,896             0.1%
    Disco Corp.                                                  400  36,482             0.1%
    DMG Mori Co., Ltd.                                         1,100  15,655             0.0%
    Don Quijote Holdings Co., Ltd.                               600  22,040             0.0%
    Doutor Nichires Holdings Co., Ltd.                           400   5,825             0.0%
    Dowa Holdings Co., Ltd.                                    2,000  17,437             0.0%
#   Dr Ci:Labo Co., Ltd.                                       1,000  18,022             0.0%
    DTS Corp.                                                    900  21,274             0.0%
    Dunlop Sports Co., Ltd.                                    1,100  11,042             0.0%
    Eagle Industry Co., Ltd.                                   1,300  26,141             0.0%
    East Japan Railway Co.                                       600  57,045             0.1%
#   Ebara Corp.                                                5,000  21,663             0.0%
#   EDION Corp.                                                1,800  13,502             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                               PERCENTAGE
                                                              SHARES VALUE++ OF NET ASSETS**
                                                              ------ ------- ---------------
JAPAN -- (Continued)
#   Ehime Bank, Ltd. (The)                                     6,000 $12,383             0.0%
    Eighteenth Bank, Ltd. (The)                                4,000  12,138             0.0%
    Eizo Corp.                                                   500  11,706             0.0%
    Electric Power Development Co., Ltd.                         600  19,780             0.0%
    Enplas Corp.                                                 500  18,400             0.0%
    Exedy Corp.                                                1,000  22,998             0.0%
    FamilyMart Co., Ltd.                                         600  24,526             0.0%
    FANUC Corp.                                                  300  52,932             0.1%
    Fast Retailing Co., Ltd.                                     100  36,528             0.1%
    FCC Co., Ltd.                                              1,000  17,685             0.0%
*   Felissimo Corp.                                              400   3,670             0.0%
    FIDEA Holdings Co., Ltd.                                   5,200  11,259             0.0%
    Foster Electric Co., Ltd.                                    500  12,268             0.0%
    FP Corp.                                                     500  20,453             0.0%
    France Bed Holdings Co., Ltd.                              1,200   9,424             0.0%
#   Fudo Tetra Corp.                                           9,100  11,657             0.0%
    Fuji Electric Co., Ltd.                                    9,000  40,154             0.1%
    Fuji Heavy Industries, Ltd.                                1,000  38,674             0.1%
#   Fuji Kyuko Co., Ltd.                                       1,000   9,516             0.0%
    Fuji Oil Co., Ltd.                                         2,200   6,861             0.0%
    Fuji Oil Holdings, Inc.                                    1,100  15,511             0.0%
    Fuji Seal International, Inc.                                400  13,580             0.0%
    Fuji Soft, Inc.                                              600  11,465             0.0%
    Fujibo Holdings, Inc.                                      5,000   9,227             0.0%
    FUJIFILM Holdings Corp.                                    1,300  51,855             0.1%
    Fujikura, Ltd.                                             7,000  35,979             0.1%
    Fujimori Kogyo Co., Ltd.                                     300   8,265             0.0%
    Fujitec Co., Ltd.                                          1,400  15,107             0.0%
    Fujitsu General, Ltd.                                      1,000  12,558             0.0%
    Fujitsu, Ltd.                                             19,000  89,806             0.1%
    Fukui Bank, Ltd. (The)                                     7,000  14,673             0.0%
    Fukuoka Financial Group, Inc.                              3,000  15,786             0.0%
#   Fukuyama Transporting Co., Ltd.                            5,000  27,153             0.0%
    Furukawa Electric Co., Ltd.                               18,000  32,940             0.1%
    Futaba Industrial Co., Ltd.                                  900   3,869             0.0%
#   Geo Holdings Corp.                                           900  13,467             0.0%
    Glory, Ltd.                                                1,000  25,299             0.0%
    GMO internet, Inc.                                         2,700  38,240             0.1%
    Godo Steel, Ltd.                                           6,000  10,500             0.0%
    Goldcrest Co., Ltd.                                        1,200  22,453             0.0%
    Gree, Inc.                                                 2,900  14,690             0.0%
    GS Yuasa Corp.                                             9,000  34,216             0.1%
#   Gulliver International Co., Ltd.                           1,200  12,089             0.0%
#   GungHo Online Entertainment, Inc.                          3,500  11,399             0.0%
    Gunma Bank, Ltd. (The)                                     9,000  56,652             0.1%
    Gunze, Ltd.                                                5,000  15,881             0.0%
#   Gurunavi, Inc.                                               700  12,767             0.0%
    H2O Retailing Corp.                                        2,945  57,208             0.1%
    Hachijuni Bank, Ltd. (The)                                 7,000  47,731             0.1%
    Hakuhodo DY Holdings, Inc.                                 2,200  23,115             0.0%
    Hankyu Hanshin Holdings, Inc.                             12,000  78,169             0.1%
    Hanwa Co., Ltd.                                            4,000  16,541             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    Haseko Corp.                                               2,200 $ 22,368             0.0%
    Hazama Ando Corp.                                          4,200   24,763             0.0%
    Heiwa Corp.                                                  800   14,768             0.0%
    Heiwa Real Estate Co., Ltd.                                1,300   15,662             0.0%
    Heiwado Co., Ltd.                                          1,200   26,921             0.0%
    Higashi-Nippon Bank, Ltd. (The)                            6,000   20,269             0.0%
    Hikari Tsushin, Inc.                                         200   15,220             0.0%
    Hino Motors, Ltd.                                          1,000   11,443             0.0%
    Hiroshima Bank, Ltd. (The)                                11,000   61,089             0.1%
    Hitachi Capital Corp.                                      1,300   37,355             0.1%
    Hitachi Chemical Co., Ltd.                                 1,300   20,550             0.0%
#   Hitachi Construction Machinery Co., Ltd.                   1,500   23,230             0.0%
    Hitachi High-Technologies Corp.                              400   10,757             0.0%
    Hitachi Koki Co., Ltd.                                       600    4,371             0.0%
    Hitachi Kokusai Electric, Inc.                             2,000   27,614             0.0%
    Hitachi Metals, Ltd.                                       2,000   22,652             0.0%
    Hitachi Transport System, Ltd.                             1,100   19,365             0.0%
    Hitachi Zosen Corp.                                        3,800   20,769             0.0%
    Hitachi, Ltd.                                             41,000  236,520             0.3%
*   Hokkaido Electric Power Co., Inc.                          1,600   17,092             0.0%
    Hokkan Holdings, Ltd.                                      5,000   12,762             0.0%
    Hokkoku Bank, Ltd. (The)                                   7,000   26,007             0.0%
    Hokuetsu Bank, Ltd. (The)                                  4,000    8,344             0.0%
    Hokuetsu Industries Co., Ltd.                                200    1,403             0.0%
    Hokuetsu Kishu Paper Co., Ltd.                             3,600   25,085             0.0%
    Hokuhoku Financial Group, Inc.                            25,000   55,506             0.1%
    Hokuriku Electric Power Co.                                1,800   26,849             0.0%
    Hokuto Corp.                                               1,400   27,366             0.0%
    Honda Motor Co., Ltd.                                      9,900  327,496             0.4%
    Honda Motor Co., Ltd. Sponsored ADR                        3,554  117,744             0.1%
    House Foods Group, Inc.                                    1,900   32,827             0.1%
    Hyakugo Bank, Ltd. (The)                                   4,000   20,461             0.0%
    Hyakujushi Bank, Ltd. (The)                                4,000   15,040             0.0%
#   Ibiden Co., Ltd.                                           2,800   38,582             0.1%
#   Ichiyoshi Securities Co., Ltd.                             2,000   18,402             0.0%
    Idec Corp.                                                 1,300   10,881             0.0%
    Idemitsu Kosan Co., Ltd.                                   2,500   40,999             0.1%
    IHI Corp.                                                  7,000   19,750             0.0%
    Iida Group Holdings Co., Ltd.                              1,624   30,438             0.0%
    Iino Kaiun Kaisha, Ltd.                                    2,500   11,305             0.0%
    Inaba Denki Sangyo Co., Ltd.                                 600   18,722             0.0%
    Inabata & Co., Ltd.                                          300    3,475             0.0%
    Inageya Co., Ltd.                                          2,000   20,132             0.0%
    Internet Initiative Japan, Inc.                              700   13,100             0.0%
#   Iseki & Co., Ltd.                                          5,000    8,237             0.0%
    Isetan Mitsukoshi Holdings, Ltd.                           4,340   69,621             0.1%
*   Ishihara Sangyo Kaisha, Ltd.                              13,000   12,605             0.0%
    Isuzu Motors, Ltd.                                         2,000   23,359             0.0%
    IT Holdings Corp.                                          1,200   29,665             0.0%
#   Ito En, Ltd.                                               1,000   20,888             0.0%
    ITOCHU Corp.                                               5,300   66,319             0.1%
    Itochu Enex Co., Ltd.                                      1,800   14,417             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    Itochu Techno-Solutions Corp.                                800 $ 17,538             0.0%
    Itoham Foods, Inc.                                         5,000   25,543             0.0%
    IwaiCosmo Holdings, Inc.                                     900   10,011             0.0%
    Iwatani Corp.                                              7,000   38,754             0.1%
    Iyo Bank, Ltd. (The)                                       4,300   46,234             0.1%
    J Front Retailing Co., Ltd.                                3,400   55,836             0.1%
    J-Oil Mills, Inc.                                          3,000    8,673             0.0%
    Japan Aviation Electronics Industry, Ltd.                  1,000   17,714             0.0%
    Japan Exchange Group, Inc.                                 3,000   48,273             0.1%
    Japan Pulp & Paper Co., Ltd.                               5,000   13,803             0.0%
    Japan Steel Works, Ltd. (The)                              8,000   29,774             0.0%
    Japan Wool Textile Co., Ltd. (The)                         2,000   16,279             0.0%
#   JFE Holdings, Inc.                                         2,000   31,441             0.0%
    JGC Corp.                                                  2,000   31,744             0.0%
    Jin Co., Ltd.                                                500   18,477             0.0%
    Joshin Denki Co., Ltd.                                     1,000    7,642             0.0%
    Joyo Bank, Ltd. (The)                                      6,000   31,165             0.0%
    JSR Corp.                                                  2,100   33,166             0.1%
    JTEKT Corp.                                                3,200   55,158             0.1%
    Juroku Bank, Ltd. (The)                                    6,000   26,765             0.0%
    JVC Kenwood Corp.                                          1,500    3,924             0.0%
    JX Holdings, Inc.                                         16,790   65,929             0.1%
    K's Holdings Corp.                                           700   24,703             0.0%
*   Kadokawa Dwango                                              934   12,028             0.0%
    Kaga Electronics Co., Ltd.                                 1,200   16,798             0.0%
    Kajima Corp.                                               6,000   34,335             0.1%
#   Kakaku.com, Inc.                                           1,200   22,386             0.0%
    Kameda Seika Co., Ltd.                                       300   11,645             0.0%
    Kamigumi Co., Ltd.                                         4,000   34,367             0.1%
    Kanamoto Co., Ltd.                                           600   12,124             0.0%
    Kandenko Co., Ltd.                                         4,000   28,265             0.0%
    Kaneka Corp.                                               8,000   70,938             0.1%
    Kanematsu Corp.                                           12,000   19,815             0.0%
*   Kansai Electric Power Co., Inc. (The)                      3,300   42,282             0.1%
    Kansai Paint Co., Ltd.                                     1,000   15,244             0.0%
    Kao Corp.                                                  1,000   51,339             0.1%
    Kato Sangyo Co., Ltd.                                        700   17,037             0.0%
#   Kato Works Co., Ltd.                                       2,000    8,580             0.0%
    Kawasaki Heavy Industries, Ltd.                            5,000   20,069             0.0%
    Kawasaki Kisen Kaisha, Ltd.                               14,000   31,432             0.0%
    KDDI Corp.                                                 6,900  166,968             0.2%
    Keihan Electric Railway Co., Ltd.                          8,000   56,731             0.1%
    Keihin Corp.                                               1,100   17,943             0.0%
    Keikyu Corp.                                               3,000   24,678             0.0%
    Keio Corp.                                                 3,000   24,416             0.0%
    Keisei Electric Railway Co., Ltd.                          2,000   24,646             0.0%
    Keiyo Bank, Ltd. (The)                                     6,000   30,146             0.0%
    Kewpie Corp.                                               2,200   50,250             0.1%
    KEY Coffee, Inc.                                             300    4,811             0.0%
    Kintetsu Group Holdings Co., Ltd.                          7,000   27,063             0.0%
    Kintetsu World Express, Inc.                                 600   11,274             0.0%
    Kitz Corp.                                                 3,000   13,808             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                               PERCENTAGE
                                                              SHARES VALUE++ OF NET ASSETS**
                                                              ------ ------- ---------------
JAPAN -- (Continued)
    Kiyo Bank, Ltd. (The)                                      1,500 $22,812             0.0%
    Koa Corp.                                                  1,400  11,645             0.0%
    Kobe Steel, Ltd.                                          58,000  73,241             0.1%
    Kohnan Shoji Co., Ltd.                                     1,300  18,963             0.0%
    Koito Manufacturing Co., Ltd.                              1,000  37,881             0.1%
    Kokuyo Co., Ltd.                                           2,300  25,660             0.0%
    Komatsu, Ltd.                                              5,100  83,831             0.1%
    Komeri Co., Ltd.                                             500  10,690             0.0%
    Konami Holdings Corp.                                      1,400  31,810             0.0%
    Konica Minolta, Inc.                                       7,300  75,003             0.1%
#   Konishi Co., Ltd.                                            600  11,028             0.0%
    Konoike Transport Co., Ltd.                                1,300  16,106             0.0%
    Kose Corp.                                                   200  19,532             0.0%
    Kubota Corp. Sponsored ADR                                   500  38,745             0.1%
    Kurabo Industries, Ltd.                                    8,000  14,175             0.0%
    Kuraray Co., Ltd.                                          2,000  24,668             0.0%
#   Kureha Corp.                                               5,000  19,091             0.0%
#   Kurimoto, Ltd.                                             1,000   1,713             0.0%
    Kurita Water Industries, Ltd.                              2,100  47,420             0.1%
#   Kuroda Electric Co., Ltd.                                  1,300  26,333             0.0%
    KYB Corp.                                                  4,000  11,415             0.0%
    Kyocera Corp. Sponsored ADR                                1,196  54,095             0.1%
    Kyokuto Kaihatsu Kogyo Co., Ltd.                           1,100  11,641             0.0%
    Kyokuto Securities Co., Ltd.                                 700   9,022             0.0%
#   Kyoritsu Maintenance Co., Ltd.                               240  16,466             0.0%
    Kyowa Exeo Corp.                                           2,000  20,872             0.0%
*   Kyushu Electric Power Co., Inc.                            1,800  21,724             0.0%
*   Kyushu Financial Group, Inc.                               6,330  48,680             0.1%
    Lasertec Corp.                                               800   8,730             0.0%
    Lawson, Inc.                                                 300  22,222             0.0%
*   Leopalace21 Corp.                                          4,000  21,312             0.0%
    Life Corp.                                                   200   5,007             0.0%
    Lintec Corp.                                               1,100  25,768             0.0%
    Lion Corp.                                                 4,000  38,561             0.1%
    LIXIL Group Corp.                                          1,700  36,397             0.1%
    Maeda Corp.                                                1,000   7,262             0.0%
    Maeda Road Construction Co., Ltd.                          2,000  36,355             0.1%
    Makino Milling Machine Co., Ltd.                           2,000  15,491             0.0%
    Makita Corp.                                                 500  27,396             0.0%
    Marubeni Corp.                                            13,200  76,270             0.1%
    Maruha Nichiro Corp.                                       1,200  18,010             0.0%
    Marui Group Co., Ltd.                                      4,900  63,292             0.1%
    Marusan Securities Co., Ltd.                               2,100  20,370             0.0%
    Max Co., Ltd.                                              1,000  10,114             0.0%
    Mazda Motor Corp.                                          1,799  35,313             0.1%
    Megmilk Snow Brand Co., Ltd.                               1,400  29,092             0.0%
    Meidensha Corp.                                            3,000  10,552             0.0%
    Meitec Corp.                                                 400  14,527             0.0%
#   Michinoku Bank, Ltd. (The)                                 2,000   3,457             0.0%
#   Micronics Japan Co., Ltd.                                    800   8,098             0.0%
    Milbon Co., Ltd.                                             300  11,198             0.0%
    Mimasu Semiconductor Industry Co., Ltd.                      500   4,708             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
JAPAN -- (Continued)
    Minebea Co., Ltd.                                           1,000 $ 11,014             0.0%
#   Ministop Co., Ltd.                                            800   14,780             0.0%
    Mirait Holdings Corp.                                       2,000   17,331             0.0%
    Misawa Homes Co., Ltd.                                      1,200    7,221             0.0%
    MISUMI Group, Inc.                                          3,600   46,880             0.1%
    Mito Securities Co., Ltd.                                   3,000    9,799             0.0%
    Mitsuba Corp.                                               1,900   29,845             0.0%
    Mitsubishi Corp.                                            4,800   87,267             0.1%
    Mitsubishi Electric Corp.                                   7,000   72,903             0.1%
    Mitsubishi Estate Co., Ltd.                                 2,000   42,893             0.1%
    Mitsubishi Gas Chemical Co., Inc.                           6,000   33,452             0.1%
    Mitsubishi Heavy Industries, Ltd.                          22,598  113,927             0.1%
    Mitsubishi Logistics Corp.                                  3,000   43,056             0.1%
    Mitsubishi Materials Corp.                                 15,000   52,325             0.1%
    Mitsubishi Motors Corp.                                     3,700   32,772             0.1%
    Mitsubishi Nichiyu Forklift Co., Ltd.                       2,000    8,485             0.0%
*   Mitsubishi Paper Mills, Ltd.                               10,000    6,852             0.0%
    Mitsubishi Pencil Co., Ltd.                                   600   26,865             0.0%
    Mitsubishi Shokuhin Co., Ltd.                                 400   10,175             0.0%
    Mitsubishi Steel Manufacturing Co., Ltd.                    2,000    3,837             0.0%
    Mitsubishi UFJ Financial Group, Inc.                       61,870  400,146             0.4%
    Mitsuboshi Belting, Ltd.                                    2,000   16,626             0.0%
    Mitsui & Co., Ltd.                                          5,500   69,756             0.1%
    Mitsui Chemicals, Inc.                                     18,000   68,061             0.1%
    Mitsui Engineering & Shipbuilding Co., Ltd.                18,000   27,711             0.0%
    Mitsui Fudosan Co., Ltd.                                    2,000   54,427             0.1%
    Mitsui High-Tec, Inc.                                       2,000   11,732             0.0%
    Mitsui Mining & Smelting Co., Ltd.                         14,000   26,912             0.0%
    Mitsui OSK Lines, Ltd.                                     11,000   29,375             0.0%
    Mitsui Sugar Co., Ltd.                                      3,000   12,066             0.0%
#   Mitsui-Soko Holdings Co., Ltd.                              2,000    6,453             0.0%
    Miyazaki Bank, Ltd. (The)                                   5,000   17,474             0.0%
    Mizuho Financial Group, Inc.                              146,100  300,943             0.3%
    Mizuno Corp.                                                4,000   19,636             0.0%
    Monex Group, Inc.                                           6,900   19,396             0.0%
    Morinaga & Co., Ltd.                                        6,000   30,554             0.0%
    Morinaga Milk Industry Co., Ltd.                            4,000   18,153             0.0%
#   Morita Holdings Corp.                                       1,000   10,671             0.0%
    MS&AD Insurance Group Holdings, Inc.                        2,764   81,484             0.1%
    Murata Manufacturing Co., Ltd.                                400   56,941             0.1%
    Musashi Seimitsu Industry Co., Ltd.                           900   18,268             0.0%
    Musashino Bank, Ltd. (The)                                    600   22,827             0.0%
    Nabtesco Corp.                                              1,200   24,030             0.0%
    Nachi-Fujikoshi Corp.                                       6,000   26,935             0.0%
    Nagase & Co., Ltd.                                          3,400   42,165             0.1%
    Nagoya Railroad Co., Ltd.                                   3,000   12,398             0.0%
    Nankai Electric Railway Co., Ltd.                           7,000   35,800             0.1%
    Nanto Bank, Ltd. (The)                                      5,000   15,861             0.0%
    NEC Corp.                                                  49,000  151,164             0.2%
    NEC Networks & System Integration Corp.                       600   11,239             0.0%
    NET One Systems Co., Ltd.                                   1,400    8,632             0.0%
    Neturen Co., Ltd.                                           1,500   10,726             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    Nexon Co., Ltd.                                            2,200 $ 30,516             0.0%
    NGK Spark Plug Co., Ltd.                                     800   19,524             0.0%
    NH Foods, Ltd.                                             2,000   41,717             0.1%
    NHK Spring Co., Ltd.                                       2,000   20,356             0.0%
    Nichias Corp.                                              3,000   18,908             0.0%
    Nichicon Corp.                                             2,400   19,241             0.0%
#   Nichiha Corp.                                                900   12,137             0.0%
    Nichirei Corp.                                             6,000   39,027             0.1%
    Nidec Corp.                                                  200   15,071             0.0%
    Nifco, Inc.                                                  900   34,694             0.1%
    NIFTY Corp.                                                  500    4,608             0.0%
#   Nihon Dempa Kogyo Co., Ltd.                                  400    2,801             0.0%
    Nihon M&A Center, Inc.                                     1,000   41,248             0.1%
#   Nihon Nohyaku Co., Ltd.                                    1,000    6,505             0.0%
    Nihon Parkerizing Co., Ltd.                                2,000   17,791             0.0%
    Nihon Unisys, Ltd.                                         1,200   13,184             0.0%
    Nikkon Holdings Co., Ltd.                                  1,700   32,841             0.1%
#   Nikon Corp.                                                3,000   38,809             0.1%
    Nippo Corp.                                                1,000   17,426             0.0%
    Nippon Beet Sugar Manufacturing Co., Ltd.                  9,000   14,066             0.0%
    Nippon Chemi-Con Corp.                                     3,000    6,942             0.0%
#   Nippon Concrete Industries Co., Ltd.                       1,100    3,539             0.0%
    Nippon Denko Co., Ltd.                                     4,000    8,067             0.0%
    Nippon Densetsu Kogyo Co., Ltd.                            2,000   37,905             0.1%
#   Nippon Electric Glass Co., Ltd.                            8,000   39,147             0.1%
    Nippon Express Co., Ltd.                                   9,000   46,365             0.1%
    Nippon Flour Mills Co., Ltd.                               3,000   18,645             0.0%
#   Nippon Gas Co., Ltd.                                       1,100   27,820             0.0%
    Nippon Koei Co., Ltd.                                      1,000    4,025             0.0%
    Nippon Light Metal Holdings Co., Ltd.                     10,000   17,105             0.0%
#   Nippon Paper Industries Co., Ltd.                          2,300   42,630             0.1%
    Nippon Pillar Packing Co., Ltd.                              300    2,516             0.0%
    Nippon Road Co., Ltd. (The)                                2,000   10,867             0.0%
*   Nippon Sheet Glass Co., Ltd.                              20,000   17,168             0.0%
    Nippon Shokubai Co., Ltd.                                    400   31,303             0.0%
    Nippon Signal Co., Ltd.                                    1,500   15,583             0.0%
    Nippon Soda Co., Ltd.                                      5,000   38,811             0.1%
    Nippon Steel & Sumitomo Metal Corp.                        5,868  118,949             0.1%
    Nippon Suisan Kaisha, Ltd.                                 5,500   18,426             0.0%
    Nippon Synthetic Chemical Industry Co., Ltd. (The)         2,000   14,813             0.0%
    Nippon Telegraph & Telephone Corp.                         1,000   36,661             0.1%
    Nippon Telegraph & Telephone Corp. ADR                       777   28,539             0.0%
    Nippon Thompson Co., Ltd.                                  3,000   14,231             0.0%
    Nippon Valqua Industries, Ltd.                             4,000    9,864             0.0%
*   Nippon Yakin Kogyo Co., Ltd.                               2,500    3,454             0.0%
    Nippon Yusen K.K.                                         17,000   44,479             0.1%
    Nishi-Nippon City Bank, Ltd. (The)                        15,000   43,832             0.1%
    Nishi-Nippon Railroad Co., Ltd.                            6,000   31,024             0.0%
    Nishimatsu Construction Co., Ltd.                          7,000   27,789             0.0%
    Nissan Chemical Industries, Ltd.                           1,400   34,771             0.1%
    Nissan Motor Co., Ltd.                                    24,200  250,862             0.3%
    Nissan Shatai Co., Ltd.                                    1,500   17,298             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
#   Nissha Printing Co., Ltd.                                    600 $ 13,048             0.0%
    Nisshin Oillio Group, Ltd. (The)                           5,000   18,564             0.0%
    Nisshin Seifun Group, Inc.                                 2,255   34,466             0.1%
    Nisshin Steel Co., Ltd.                                    2,100   21,551             0.0%
    Nisshinbo Holdings, Inc.                                   2,000   27,161             0.0%
    Nissin Electric Co., Ltd.                                    900    6,011             0.0%
    Nissin Kogyo Co., Ltd.                                     1,000   15,381             0.0%
    Nitta Corp.                                                  500   13,621             0.0%
#   Nittetsu Mining Co., Ltd.                                  3,000   13,216             0.0%
    Nitto Denko Corp.                                            900   57,712             0.1%
    Nitto Kogyo Corp.                                          1,000   19,299             0.0%
    NOF Corp.                                                  3,000   21,444             0.0%
#   Nojima Corp.                                                 100    1,182             0.0%
    NOK Corp.                                                    700   16,450             0.0%
    Nomura Holdings, Inc.                                     10,800   67,936             0.1%
    Nomura Holdings, Inc. Sponsored ADR                        3,400   21,386             0.0%
    Nomura Real Estate Holdings, Inc.                          1,800   38,464             0.1%
    Nomura Research Institute, Ltd.                              660   26,974             0.0%
    Noritake Co., Ltd/Nagoya Japan                             5,000   11,546             0.0%
    Noritz Corp.                                                 700   10,942             0.0%
    North Pacific Bank, Ltd.                                   8,000   30,666             0.0%
    NS Solutions Corp.                                           400   19,522             0.0%
    NSK, Ltd.                                                  2,900   34,298             0.1%
    NTN Corp.                                                 12,000   59,637             0.1%
    NTT Data Corp.                                               900   44,788             0.1%
    NTT DOCOMO, Inc.                                          11,100  216,178             0.2%
    NTT Urban Development Corp.                                2,100   20,809             0.0%
    Obara Group, Inc.                                            100    4,184             0.0%
    Obayashi Corp.                                             4,000   35,080             0.1%
    Obic Co., Ltd.                                               800   42,222             0.1%
    Odakyu Electric Railway Co., Ltd.                          2,000   19,549             0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)                           10,000   38,966             0.1%
    Ohsho Food Service Corp.                                     400   13,343             0.0%
    Oiles Corp.                                                1,440   22,894             0.0%
#   Oita Bank, Ltd. (The)                                      4,000   16,856             0.0%
    Oji Holdings Corp.                                         6,000   31,074             0.0%
    Okabe Co., Ltd.                                            1,100    8,760             0.0%
    Okamura Corp.                                              2,000   18,556             0.0%
    Oki Electric Industry Co., Ltd.                           15,000   25,318             0.0%
    Okinawa Electric Power Co., Inc. (The)                       600   14,729             0.0%
    OKUMA Corp.                                                3,000   24,055             0.0%
    Okumura Corp.                                              4,000   21,170             0.0%
    Omron Corp.                                                  900   29,802             0.0%
    Onward Holdings Co., Ltd.                                  4,000   25,122             0.0%
    Oracle Corp. Japan                                           600   27,288             0.0%
    Oriental Land Co., Ltd.                                      400   24,299             0.0%
    Osaka Gas Co., Ltd.                                        8,000   31,508             0.0%
    OSG Corp.                                                    700   13,167             0.0%
    Pacific Industrial Co., Ltd.                                 600    6,715             0.0%
#   Pacific Metals Co., Ltd.                                   6,000   16,057             0.0%
#   Pal Co., Ltd.                                                200    4,471             0.0%
    PALTAC Corp.                                                 300    5,901             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    PanaHome Corp.                                             2,000 $ 14,232             0.0%
    Panasonic Corp.                                            9,000  105,595             0.1%
    Parco Co., Ltd.                                              300    2,601             0.0%
    Park24 Co., Ltd.                                             600   12,575             0.0%
    Penta-Ocean Construction Co., Ltd.                         7,000   31,788             0.0%
    Pigeon Corp.                                               1,800   50,434             0.1%
    Pilot Corp.                                                  800   33,872             0.1%
#   Piolax, Inc.                                                 300   15,873             0.0%
#*  Pioneer Corp.                                              2,500    6,733             0.0%
    Plenus Co., Ltd.                                             900   13,917             0.0%
    Point, Inc.                                                  300   16,888             0.0%
    Pola Orbis Holdings, Inc.                                    300   19,080             0.0%
    Press Kogyo Co., Ltd.                                      4,000   17,191             0.0%
    Pressance Corp.                                              300   12,000             0.0%
    Prima Meat Packers, Ltd.                                   5,000   13,967             0.0%
    Raito Kogyo Co., Ltd.                                      2,500   23,909             0.0%
    Rakuten, Inc.                                              2,100   29,092             0.0%
    Relo Holdings, Inc.                                          400   43,010             0.1%
#   Rengo Co., Ltd.                                            4,000   19,015             0.0%
#*  Renown, Inc.                                               2,700    3,115             0.0%
    Resona Holdings, Inc.                                     15,200   80,428             0.1%
    Resorttrust, Inc.                                            900   23,131             0.0%
    Ricoh Co., Ltd.                                           12,100  130,413             0.2%
    Ricoh Leasing Co., Ltd.                                      500   15,147             0.0%
    Riken Corp.                                                4,000   15,052             0.0%
    Riso Kagaku Corp.                                          1,200   21,766             0.0%
    Rock Field Co., Ltd.                                         600   14,640             0.0%
    Roland DG Corp.                                              400    9,116             0.0%
    Round One Corp.                                              900    4,065             0.0%
    Ryosan Co., Ltd.                                           1,000   24,200             0.0%
    Saibu Gas Co., Ltd.                                        6,000   13,484             0.0%
    Saizeriya Co., Ltd.                                        1,200   27,200             0.0%
    Sakai Chemical Industry Co., Ltd.                          3,000    8,873             0.0%
    Sakata Seed Corp.                                          1,200   25,403             0.0%
    San-A Co., Ltd.                                              100    4,247             0.0%
    San-Ai Oil Co., Ltd.                                       2,000   15,276             0.0%
    San-In Godo Bank, Ltd. (The)                               3,000   27,724             0.0%
    Sanden Holdings Corp.                                      4,000   13,770             0.0%
    Sangetsu Co., Ltd.                                         1,000   15,953             0.0%
    Sankyo Co., Ltd.                                             400   15,416             0.0%
    Sankyo Tateyama, Inc.                                        900   12,528             0.0%
    Sankyu, Inc.                                               4,000   22,533             0.0%
#   Sanrio Co., Ltd.                                             500   13,283             0.0%
    Sanshin Electronics Co., Ltd.                              1,500   15,914             0.0%
    Sanwa Holdings Corp.                                       4,000   32,355             0.1%
    Sanyo Chemical Industries, Ltd.                            2,000   14,793             0.0%
    Sanyo Electric Railway Co., Ltd.                           3,000   11,663             0.0%
    Sanyo Shokai, Ltd.                                         5,000   14,583             0.0%
    Sanyo Special Steel Co., Ltd.                              3,000   12,358             0.0%
    Sawada Holdings Co., Ltd.                                  1,400   14,023             0.0%
    SBI Holdings, Inc.                                         4,470   50,593             0.1%
#   Scroll Corp.                                               2,100    7,626             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
#   SCSK Corp.                                                 1,000 $ 38,340             0.1%
    Sega Sammy Holdings, Inc.                                  2,000   21,062             0.0%
    Seiko Epson Corp.                                            600    9,165             0.0%
    Seiko Holdings Corp.                                       6,000   39,090             0.1%
    Seino Holdings Co., Ltd.                                   4,000   47,473             0.1%
    Seiren Co., Ltd.                                             400    4,706             0.0%
    Sekisui Chemical Co., Ltd.                                 4,000   47,196             0.1%
    Sekisui House, Ltd.                                        2,700   44,945             0.1%
    Senko Co., Ltd.                                            5,000   34,609             0.1%
    Senshu Ikeda Holdings, Inc.                                3,000   12,920             0.0%
#   Senshukai Co., Ltd.                                        1,200    8,006             0.0%
    Seria Co., Ltd.                                              400   17,009             0.0%
    Seven & I Holdings Co., Ltd.                               2,600  118,104             0.1%
    Seven Bank, Ltd.                                           5,200   23,694             0.0%
#*  Sharp Corp.                                               24,000   26,306             0.0%
#   Shiga Bank, Ltd. (The)                                     7,000   37,414             0.1%
    Shikoku Bank, Ltd. (The)                                   5,000   10,866             0.0%
    Shikoku Electric Power Co., Inc.                           1,900   32,256             0.1%
#   Shima Seiki Manufacturing, Ltd.                              400    5,972             0.0%
    Shimachu Co., Ltd.                                         1,000   21,843             0.0%
    Shimamura Co., Ltd.                                          300   33,693             0.1%
    Shimano, Inc.                                                300   47,271             0.1%
    Shimizu Corp.                                              4,000   35,022             0.1%
    Shin-Etsu Chemical Co., Ltd.                               1,000   59,469             0.1%
    Shindengen Electric Manufacturing Co., Ltd.                3,000   10,956             0.0%
#   Shinko Electric Industries Co., Ltd.                       2,300   13,969             0.0%
    Shinko Plantech Co., Ltd.                                  1,300   10,448             0.0%
    Shinko Shoji Co., Ltd.                                       900   10,029             0.0%
    Shinmaywa Industries, Ltd.                                 4,000   43,667             0.1%
    Shiseido Co., Ltd.                                         2,500   59,385             0.1%
    Shizuoka Bank, Ltd. (The)                                  4,000   40,127             0.1%
    Shizuoka Gas Co., Ltd.                                     2,100   14,116             0.0%
#   Shoko Co., Ltd.                                            5,000    3,750             0.0%
    Showa Corp.                                                  800    7,415             0.0%
    Showa Denko KK                                            38,000   47,860             0.1%
    Showa Shell Sekiyu K.K.                                    4,800   42,367             0.1%
    Sintokogio, Ltd.                                           1,500   12,896             0.0%
    SKY Perfect JSAT Holdings, Inc.                            3,500   18,422             0.0%
    SMC Corp.                                                    100   25,724             0.0%
    SMK Corp.                                                  3,000   15,331             0.0%
    Sodick Co., Ltd.                                           1,500   11,064             0.0%
    SoftBank Group Corp.                                       2,761  154,693             0.2%
    Sojitz Corp.                                              27,200   59,826             0.1%
    Sompo Japan Nipponkoa Holdings, Inc.                         500   15,699             0.0%
    Sony Corp.                                                 3,300   93,804             0.1%
*   Sony Corp. Sponsored ADR                                   2,210   62,764             0.1%
    Sony Financial Holdings, Inc.                              1,400   25,092             0.0%
    Sotetsu Holdings, Inc.                                     6,000   34,162             0.1%
    Square Enix Holdings Co., Ltd.                             1,000   27,029             0.0%
    St Marc Holdings Co., Ltd.                                   800   23,781             0.0%
    Stanley Electric Co., Ltd.                                 1,300   24,831             0.0%
    Star Micronics Co., Ltd.                                     700    9,502             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    Start Today Co., Ltd.                                        700 $ 23,438             0.0%
    Starts Corp., Inc.                                         1,000   15,680             0.0%
#   Sumco Corp.                                                1,100   11,089             0.0%
    Sumitomo Bakelite Co., Ltd.                                5,000   20,512             0.0%
    Sumitomo Corp.                                             2,200   24,062             0.0%
    Sumitomo Densetsu Co., Ltd.                                1,300   17,044             0.0%
    Sumitomo Electric Industries, Ltd.                         4,400   60,051             0.1%
    Sumitomo Forestry Co., Ltd.                                3,600   43,058             0.1%
    Sumitomo Heavy Industries, Ltd.                            7,000   31,542             0.0%
    Sumitomo Metal Mining Co., Ltd.                            4,000   49,626             0.1%
#   Sumitomo Mitsui Construction Co., Ltd.                     8,100    7,869             0.0%
    Sumitomo Mitsui Financial Group, Inc.                      7,564  301,756             0.3%
    Sumitomo Mitsui Trust Holdings, Inc.                      14,940   57,348             0.1%
    Sumitomo Osaka Cement Co., Ltd.                           11,000   42,389             0.1%
    Sumitomo Realty & Development Co., Ltd.                    1,000   32,928             0.1%
    Sumitomo Riko Co., Ltd.                                      500    4,042             0.0%
    Sumitomo Rubber Industries, Ltd.                           1,800   26,772             0.0%
#   Sumitomo Seika Chemicals Co., Ltd.                         1,000    6,972             0.0%
    Sumitomo Warehouse Co., Ltd. (The)                         4,000   21,221             0.0%
    Sun Frontier Fudousan Co., Ltd.                            1,200    9,686             0.0%
    Suruga Bank, Ltd.                                          1,300   25,593             0.0%
    Suzuki Motor Corp.                                         2,300   75,310             0.1%
#*  SWCC Showa Holdings Co., Ltd.                             14,000    9,254             0.0%
    T Hasegawa Co., Ltd.                                         800   10,487             0.0%
    T&D Holdings, Inc.                                         6,400   84,101             0.1%
#   Tachi-S Co., Ltd.                                          1,000   13,961             0.0%
    Tadano, Ltd.                                               2,000   23,891             0.0%
    Taiheiyo Cement Corp.                                     12,000   39,561             0.1%
    Taiho Kogyo Co., Ltd.                                      1,300   15,003             0.0%
    Taikisha, Ltd.                                               500   12,104             0.0%
    Taisei Corp.                                               1,000    6,499             0.0%
    Taiyo Nippon Sanso Corp.                                     900    9,277             0.0%
#   Taiyo Yuden Co., Ltd.                                      2,000   28,162             0.0%
    Takara Leben Co., Ltd.                                     1,100    5,719             0.0%
    Takara Standard Co., Ltd.                                  2,000   15,108             0.0%
    Takasago International Corp.                                 200    5,278             0.0%
    Takasago Thermal Engineering Co., Ltd.                     1,900   27,277             0.0%
    Takashimaya Co., Ltd.                                      3,000   26,818             0.0%
#*  Takata Corp.                                               1,000   11,334             0.0%
    Takeuchi Manufacturing Co., Ltd.                             900   16,953             0.0%
    Takuma Co., Ltd.                                           4,000   31,585             0.0%
    TDK Corp.                                                    900   57,327             0.1%
    TDK Corp. Sponsored ADR                                      400   25,860             0.0%
    Teijin, Ltd.                                              19,000   67,071             0.1%
    THK Co., Ltd.                                                900   16,954             0.0%
    Toa Corp.                                                  6,000   13,614             0.0%
    TOA ROAD Corp.                                             3,000   11,810             0.0%
    Toagosei Co., Ltd.                                         3,000   25,117             0.0%
#*  Tobishima Corp.                                            5,000    8,794             0.0%
    Tobu Railway Co., Ltd.                                     3,000   14,510             0.0%
    TOC Co., Ltd.                                              1,200    8,798             0.0%
    Tochigi Bank, Ltd. (The)                                   4,000   22,849             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    Toda Corp.                                                 6,000 $ 32,639             0.1%
    Toei Co., Ltd.                                             1,000    8,935             0.0%
    Toho Bank, Ltd. (The)                                      5,000   18,415             0.0%
    Toho Gas Co., Ltd.                                         5,000   30,622             0.0%
    Toho Zinc Co., Ltd.                                        3,000    8,291             0.0%
    Tohoku Electric Power Co., Inc.                            2,400   33,697             0.1%
#   Tokai Carbon Co., Ltd.                                     7,000   19,087             0.0%
    TOKAI Holdings Corp.                                         700    2,969             0.0%
    Tokai Rika Co., Ltd.                                         900   19,460             0.0%
    Token Corp.                                                  270   21,424             0.0%
    Tokio Marine Holdings, Inc.                                2,400   92,476             0.1%
#*  Tokuyama Corp.                                             8,000   16,134             0.0%
    Tokyo Dome Corp.                                           3,000   13,928             0.0%
*   Tokyo Electric Power Co., Inc.                             6,200   42,293             0.1%
    Tokyo Electron, Ltd.                                       1,500   89,968             0.1%
    Tokyo Gas Co., Ltd.                                        5,000   24,744             0.0%
    Tokyo Seimitsu Co., Ltd.                                     700   15,455             0.0%
    Tokyo Steel Manufacturing Co., Ltd.                        3,700   24,691             0.0%
    Tokyo Tatemono Co., Ltd.                                   2,000   24,851             0.0%
    Tokyo TY Financial Group, Inc.                               259    8,113             0.0%
    Tokyu Corp.                                                4,000   32,435             0.1%
    Tokyu Fudosan Holdings Corp.                               1,700   11,950             0.0%
    TOMONY Holdings, Inc.                                      3,900   15,124             0.0%
#   Tomy Co., Ltd.                                             2,600   13,099             0.0%
    TonenGeneral Sekiyu K.K.                                   2,000   20,779             0.0%
    Toppan Forms Co., Ltd.                                     2,100   27,054             0.0%
    Toppan Printing Co., Ltd.                                  3,000   26,902             0.0%
    Topre Corp.                                                1,400   30,413             0.0%
    Topy Industries, Ltd.                                      7,000   15,750             0.0%
    Toray Industries, Inc.                                     9,000   78,518             0.1%
*   Toshiba Corp.                                             28,000   78,990             0.1%
    Toshiba Machine Co., Ltd.                                  3,000   10,331             0.0%
    Toshiba Plant Systems & Services Corp.                       800    8,569             0.0%
    Toshiba TEC Corp.                                          4,000   14,491             0.0%
    Tosoh Corp.                                               12,000   60,945             0.1%
    Totetsu Kogyo Co., Ltd.                                    1,000   21,623             0.0%
    TOTO, Ltd.                                                 1,000   33,905             0.1%
    Towa Bank, Ltd. (The)                                     18,000   15,750             0.0%
    Toyo Engineering Corp.                                     4,000   10,059             0.0%
    Toyo Ink SC Holdings Co., Ltd.                             6,000   24,740             0.0%
    Toyo Kanetsu K.K.                                          5,000    8,082             0.0%
    Toyo Kohan Co., Ltd.                                       4,000   12,909             0.0%
    Toyo Seikan Group Holdings, Ltd.                           3,000   57,970             0.1%
    Toyo Suisan Kaisha, Ltd.                                     200    7,370             0.0%
    Toyo Tire & Rubber Co., Ltd.                               2,000   42,085             0.1%
    Toyobo Co., Ltd.                                          19,000   27,851             0.0%
    Toyoda Gosei Co., Ltd.                                     1,600   36,675             0.1%
    Toyota Boshoku Corp.                                       1,100   23,504             0.0%
    Toyota Motor Corp.                                        14,660  898,137             0.9%
    Toyota Motor Corp. Sponsored ADR                           2,966  363,691             0.4%
    Toyota Tsusho Corp.                                        3,700   84,738             0.1%
#   Trancom Co., Ltd.                                            300   14,460             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------ ----------- ---------------
JAPAN -- (Continued)
    Transcosmos, Inc.                                            600 $    16,753             0.0%
    Trend Micro, Inc.                                            500      19,486             0.0%
    Trusco Nakayama Corp.                                        300      10,518             0.0%
    TS Tech Co., Ltd.                                            400      10,970             0.0%
    Tsubakimoto Chain Co.                                      3,000      21,982             0.0%
    Tsugami Corp.                                              2,000       9,791             0.0%
    Tsukuba Bank, Ltd.                                         2,900      10,201             0.0%
    UACJ Corp.                                                 3,114       6,047             0.0%
    Ube Industries, Ltd.                                      29,000      60,893             0.1%
    Ulvac, Inc.                                                1,300      23,120             0.0%
    Unicharm Corp.                                             1,500      32,034             0.0%
    Union Tool Co.                                               600      14,810             0.0%
    Unipres Corp.                                              1,100      24,999             0.0%
    United Arrows, Ltd.                                          500      21,540             0.0%
    Unizo Holdings Co., Ltd.                                     500      21,226             0.0%
    UNY Group Holdings Co., Ltd.                               3,700      20,456             0.0%
*   Usen Corp.                                                 2,900       7,721             0.0%
    Ushio, Inc.                                                1,700      23,419             0.0%
    USS Co., Ltd.                                              1,500      26,481             0.0%
    Valor Holdings Co., Ltd.                                     500      11,660             0.0%
    VT Holdings Co., Ltd.                                      3,900      24,118             0.0%
    Wacoal Holdings Corp.                                      2,000      25,097             0.0%
#   Wacom Co., Ltd.                                            2,900      10,855             0.0%
    Wakita & Co., Ltd.                                         1,000       7,870             0.0%
#   West Holdings Corp.                                        1,800      10,559             0.0%
    West Japan Railway Co.                                       500      35,128             0.1%
    Xebio Holdings Co., Ltd.                                     700      12,524             0.0%
    Yahoo Japan Corp.                                          5,300      22,478             0.0%
    Yakult Honsha Co., Ltd.                                      300      15,882             0.0%
    Yamada Denki Co., Ltd.                                    12,700      57,133             0.1%
#   Yamagata Bank, Ltd. (The)                                  4,000      15,547             0.0%
#   Yamaguchi Financial Group, Inc.                            4,000      49,198             0.1%
    Yamaha Corp.                                               1,600      39,710             0.1%
    Yamaha Motor Co., Ltd.                                     1,300      29,149             0.0%
    Yamanashi Chuo Bank, Ltd. (The)                            4,000      18,750             0.0%
    Yamato Holdings Co., Ltd.                                  1,200      23,621             0.0%
    Yamato Kogyo Co., Ltd.                                       900      23,973             0.0%
    Yamazaki Baking Co., Ltd.                                  2,000      38,517             0.1%
    Yamazen Corp.                                                200       1,786             0.0%
#   Yaskawa Electric Corp.                                     3,100      36,772             0.1%
    Yellow Hat, Ltd.                                             100       2,200             0.0%
    Yokogawa Bridge Holdings Corp.                               300       2,781             0.0%
    Yokogawa Electric Corp.                                      600       6,702             0.0%
    Yokohama Reito Co., Ltd.                                   1,900      15,153             0.0%
    Yokohama Rubber Co., Ltd. (The)                            2,500      48,059             0.1%
    Yorozu Corp.                                                 700      14,960             0.0%
#   Yoshinoya Holdings Co., Ltd.                                 900      11,089             0.0%
    Zensho Holdings Co., Ltd.                                  1,300      12,249             0.0%
    Zeon Corp.                                                 4,000      32,647             0.1%
                                                                     -----------            ----
TOTAL JAPAN                                                           22,697,844            23.3%
                                                                     -----------            ----

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
NETHERLANDS -- (2.4%)
    Aalberts Industries NV                                     2,548 $   82,607             0.1%
    Accell Group                                                 844     17,589             0.0%
    Aegon NV                                                  14,188     87,064             0.1%
    Akzo Nobel NV                                              2,396    169,470             0.2%
    AMG Advanced Metallurgical Group NV                        1,751     14,413             0.0%
#*  APERAM SA                                                  1,479     45,539             0.1%
    Arcadis NV                                                 1,720     43,360             0.1%
    ArcelorMittal                                              8,501     47,691             0.1%
    ASM International NV                                       1,054     40,207             0.0%
    ASML Holding NV(B908F01)                                     154     14,290             0.0%
    ASML Holding NV(B929F46)                                     870     80,712             0.1%
    BE Semiconductor Industries NV                               935     20,182             0.0%
    BinckBank NV                                               1,231     10,828             0.0%
    Brunel International NV                                      272      5,102             0.0%
    Corbion NV                                                   916     22,492             0.0%
    Delta Lloyd NV                                             5,848     46,082             0.1%
#*  Fugro NV                                                   1,470     27,894             0.0%
    Gemalto NV                                                   679     42,512             0.0%
    ING Groep NV                                               7,270    106,193             0.1%
    ING Groep NV Sponsored ADR                                 7,911    114,472             0.1%
    KAS Bank NV                                                   70        826             0.0%
    Kendrion NV                                                  337      8,124             0.0%
    Koninklijke Ahold NV                                       5,695    115,855             0.1%
*   Koninklijke BAM Groep NV                                   8,796     48,444             0.1%
    Koninklijke Boskalis Westminster NV                        2,285    110,902             0.1%
    Koninklijke KPN NV                                        49,734    182,235             0.2%
    Koninklijke Ten Cate NV                                      927     25,076             0.0%
    Koninklijke Vopak NV                                         984     39,528             0.0%
    Mota-Engil Africa NV                                         240      1,582             0.0%
*   PostNL NV                                                  9,281     38,235             0.0%
    Randstad Holding NV                                        2,485    148,196             0.2%
    RELX NV                                                    3,695     63,025             0.1%
*   Royal Imtech NV                                                1         --             0.0%
#*  SBM Offshore NV                                            4,189     57,231             0.1%
    Sligro Food Group NV                                         627     23,020             0.0%
#*  SNS Reaal NV                                               3,557         --             0.0%
*   Telegraaf Media Groep NV                                     853      3,822             0.0%
    TKH Group NV                                                 877     33,186             0.0%
    TNT Express NV                                             6,592     55,393             0.1%
*   TomTom NV                                                  3,459     37,511             0.0%
#   Unilever NV(B12T3J1)                                       2,259    102,628             0.1%
#   Unilever NV(904784709)                                     2,329    104,759             0.1%
    USG People NV                                                877     13,939             0.0%
    Wessanen                                                   3,571     38,357             0.0%
    Wolters Kluwer NV                                          5,213    176,185             0.2%
                                                                     ----------             ---
TOTAL NETHERLANDS                                                     2,466,758             2.5%
                                                                     ----------             ---
NEW ZEALAND -- (0.3%)
    Air New Zealand, Ltd.                                     11,327     22,281             0.0%
    Auckland International Airport, Ltd.                      16,707     59,369             0.1%
*   Chorus, Ltd.                                              10,565     20,312             0.0%
    Contact Energy, Ltd.                                       7,971     27,978             0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
NEW ZEALAND -- (Continued)
    Fletcher Building, Ltd.(6341606)                           4,961 $ 24,987             0.0%
    Fletcher Building, Ltd.(6341617)                             913    4,564             0.0%
    Infratil, Ltd.                                            10,572   22,204             0.0%
    Kathmandu Holdings, Ltd.                                   4,918    5,219             0.0%
    Mainfreight, Ltd.                                          1,051   11,025             0.0%
    New Zealand Oil & Gas, Ltd.                                  583      171             0.0%
    New Zealand Refining Co., Ltd. (The)                       4,103    9,558             0.0%
    Nuplex Industries, Ltd.                                    4,883   14,068             0.0%
#   Port of Tauranga, Ltd.                                     1,104   13,450             0.0%
    SKY Network Television, Ltd.                               3,260   10,008             0.0%
    Spark New Zealand, Ltd.                                   18,634   42,266             0.1%
    Trade Me Group, Ltd.                                       1,865    4,624             0.0%
    TrustPower, Ltd.                                           2,795   14,764             0.0%
*   Xero, Ltd.                                                     3       33             0.0%
                                                                     --------             ---
TOTAL NEW ZEALAND                                                     306,881             0.3%
                                                                     --------             ---
NORWAY -- (0.8%)
#*  Akastor ASA                                                4,822    6,291             0.0%
    Aker ASA Class A                                             482    9,493             0.0%
    Aker Solutions ASA                                           784    3,149             0.0%
    Atea ASA                                                   2,400   22,313             0.0%
    Austevoll Seafood ASA                                      2,794   17,183             0.0%
    Bakkafrost P/F                                               877   28,170             0.0%
    Bonheur ASA                                                  128      866             0.0%
    BW Offshore, Ltd.                                          7,600    3,169             0.0%
*   Det Norske Oljeselskap ASA                                   799    4,946             0.0%
    DNB ASA                                                    5,149   65,557             0.1%
#*  DNO ASA                                                    3,689    3,728             0.0%
*   DOF ASA                                                    1,400      885             0.0%
    Ekornes ASA                                                  300    3,190             0.0%
*   Fred Olsen Energy ASA                                        566    2,645             0.0%
    Gjensidige Forsikring ASA                                    752   11,449             0.0%
    Hoegh LNG Holdings, Ltd.                                     100    1,203             0.0%
*   Kongsberg Automotive ASA                                  28,148   16,271             0.0%
    Kongsberg Gruppen ASA                                        640   10,048             0.0%
    Kvaerner ASA                                               6,566    4,137             0.0%
    Leroy Seafood Group ASA                                      851   29,850             0.1%
    Marine Harvest ASA                                         3,748   50,305             0.1%
#*  Nordic Semiconductor ASA                                   3,571   17,162             0.0%
    Norsk Hydro ASA                                           10,474   37,516             0.1%
#*  Norske Skogindustrier ASA                                  7,052    1,901             0.0%
    Orkla ASA                                                  3,344   28,458             0.0%
    Petroleum Geo-Services ASA                                 5,433   22,733             0.0%
    Prosafe SE                                                 3,000    8,321             0.0%
#*  REC Silicon ASA                                           60,049   10,794             0.0%
    Salmar ASA                                                   616   10,078             0.0%
    Schibsted ASA Class A                                        342   11,476             0.0%
*   Schibsted ASA Class B                                        342   10,684             0.0%
#   Seadrill, Ltd.(B0HWHV8)                                    1,658   10,727             0.0%
#   Seadrill, Ltd.(B09RMQ1)                                      818    5,260             0.0%
*   Sevan Marine ASA                                             744    1,392             0.0%
*   Songa Offshore                                             1,759      248             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
NORWAY -- (Continued)
    SpareBank 1 SR-Bank ASA                                     3,295 $ 15,740             0.0%
    Statoil ASA                                                 6,496  105,003             0.1%
#   Statoil ASA Sponsored ADR                                   3,231   52,213             0.1%
    Stolt-Nielsen, Ltd.                                           218    2,946             0.0%
*   Storebrand ASA                                              9,866   34,426             0.1%
*   Subsea 7 SA                                                 2,180   17,098             0.0%
#   Telenor ASA                                                 2,230   42,009             0.1%
    TGS Nopec Geophysical Co. ASA                               1,477   29,286             0.1%
    Tomra Systems ASA                                           2,200   23,472             0.0%
    Veidekke ASA                                                1,440   18,293             0.0%
    Wilh Wilhelmsen ASA                                         2,050    8,890             0.0%
    Wilh Wilhelmsen Holding ASA Class A                           350    7,025             0.0%
    Yara International ASA                                        602   27,346             0.0%
                                                                      --------             ---
TOTAL NORWAY                                                           855,345             0.9%
                                                                      --------             ---
PORTUGAL -- (0.3%)
    Altri SGPS SA                                               4,909   23,212             0.0%
*   Banco BPI SA                                                5,001    6,067             0.0%
*   Banco Comercial Portugues SA Class R                      790,331   45,304             0.1%
*   Banco Espirito Santo SA                                    30,233       --             0.0%
    EDP - Energias de Portugal SA                               9,374   34,641             0.1%
    EDP Renovaveis SA                                           4,715   34,206             0.0%
    Galp Energia SGPS SA                                        3,563   38,463             0.1%
    Jeronimo Martins SGPS SA                                    2,262   31,751             0.0%
#   Mota-Engil SGPS SA                                          2,737    6,846             0.0%
    NOS SGPS SA                                                 3,274   27,172             0.0%
    Portucel SA                                                 6,401   26,059             0.0%
    REN - Redes Energeticas Nacionais SGPS SA                   3,580   10,910             0.0%
*   Sonae Industria SGPS SA                                   180,000    1,798             0.0%
    Sonae SGPS SA                                              13,955   16,673             0.0%
                                                                      --------             ---
TOTAL PORTUGAL                                                         303,102             0.3%
                                                                      --------             ---
SINGAPORE -- (1.1%)
*   Boustead Projects, Ltd.                                     4,800    2,894             0.0%
    Boustead Singapore, Ltd.                                   16,000   10,938             0.0%
*   Broadway Industrial Group, Ltd.                             3,400      435             0.0%
    Bukit Sembawang Estates, Ltd.                               2,000    6,732             0.0%
    CapitaLand, Ltd.                                           22,000   48,530             0.1%
    City Developments, Ltd.                                     3,000   16,978             0.0%
    ComfortDelGro Corp., Ltd.                                   6,000   12,982             0.0%
#   Cosco Corp. Singapore, Ltd.                                14,000    3,748             0.0%
    CSE Global, Ltd.                                           19,000    6,707             0.0%
#   CWT, Ltd.                                                   9,000   12,848             0.0%
    DBS Group Holdings, Ltd.                                    5,104   62,754             0.1%
#   Ezion Holdings, Ltd.                                       24,480   12,189             0.0%
*   Ezra Holdings, Ltd.                                       104,356    9,081             0.0%
    Far East Orchard, Ltd.                                      8,000    8,585             0.0%
    First Resources, Ltd.                                      12,000   16,075             0.0%
    Global Logistic Properties, Ltd.                           10,000   15,994             0.0%
    Golden Agri-Resources, Ltd.                                29,000    8,048             0.0%
    GuocoLand, Ltd.                                            12,000   15,929             0.0%
    GuocoLeisure, Ltd.                                         19,000   12,113             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
SINGAPORE -- (Continued)
    Hongkong Land Holdings, Ltd.                               3,000 $   22,495             0.0%
    Hutchison Port Holdings Trust                             50,000     27,693             0.0%
#   Hyflux, Ltd.                                              14,000      6,771             0.0%
    Indofood Agri Resources, Ltd.                              6,000      2,435             0.0%
    Keppel Corp., Ltd.                                         6,300     31,712             0.1%
    Keppel Infrastructure Trust                               18,264      6,772             0.0%
    Keppel Telecommunications & Transportation, Ltd.           6,000      6,202             0.0%
    M1, Ltd.                                                   7,000     14,173             0.0%
    Midas Holdings, Ltd.                                      30,000      6,709             0.0%
#*  Neptune Orient Lines, Ltd.                                19,250     13,635             0.0%
#   Noble Group, Ltd.                                         70,000     25,133             0.0%
    OUE, Ltd.                                                  5,000      6,390             0.0%
#   Oversea-Chinese Banking Corp., Ltd.                       12,027     77,308             0.1%
#   Petra Foods, Ltd.                                          3,000      5,179             0.0%
    Raffles Education Corp., Ltd.                              6,127      1,268             0.0%
*   S I2I, Ltd.                                                1,230        695             0.0%
    SATS, Ltd.                                                 6,278     16,967             0.0%
    SembCorp Industries, Ltd.                                  9,000     22,933             0.0%
#   SembCorp Marine, Ltd.                                      4,400      7,322             0.0%
    Sinarmas Land, Ltd.                                       33,000     11,274             0.0%
    Singapore Airlines, Ltd.                                   5,200     40,005             0.1%
    Singapore Exchange, Ltd.                                   6,000     31,568             0.1%
    Singapore Post, Ltd.                                      14,000     18,898             0.0%
    Singapore Press Holdings, Ltd.                             6,000     17,064             0.0%
    Singapore Technologies Engineering, Ltd.                   9,000     21,213             0.0%
    Singapore Telecommunications, Ltd.                        22,000     62,508             0.1%
#*  Sino Grandness Food Industry Group, Ltd.                  46,000     11,409             0.0%
    SMRT Corp., Ltd.                                          15,000     15,607             0.0%
    Stamford Land Corp., Ltd.                                  9,000      3,312             0.0%
*   Swiber Holdings, Ltd.                                      2,249        416             0.0%
    Tat Hong Holdings, Ltd.                                   10,000      3,986             0.0%
    United Engineers, Ltd.                                    12,000     16,993             0.0%
    United Industrial Corp., Ltd.                             15,000     32,954             0.1%
    United Overseas Bank, Ltd.                                 6,275     91,118             0.1%
    UOB-Kay Hian Holdings, Ltd.                               12,000     12,336             0.0%
    UOL Group, Ltd.                                            9,289     43,349             0.1%
#*  Vard Holdings, Ltd.                                       41,000     11,090             0.0%
    Venture Corp., Ltd.                                        7,000     41,252             0.1%
    Wilmar International, Ltd.                                 3,000      6,685             0.0%
    Wing Tai Holdings, Ltd.                                   10,000     12,444             0.0%
    Yeo Hiap Seng, Ltd.                                        1,767      1,699             0.0%
*   Yongnam Holdings, Ltd.                                    20,750      5,765             0.0%
                                                                     ----------             ---
TOTAL SINGAPORE                                                       1,098,297             1.1%
                                                                     ----------             ---
SPAIN -- (2.5%)
    Abengoa SA Class A                                           517        614             0.0%
    Abengoa SA Class B                                         6,174      5,980             0.0%
    Abertis Infraestructuras SA                                1,279     21,239             0.0%
    Acciona SA                                                   648     54,360             0.1%
    Acerinox SA                                                3,626     39,174             0.0%
    ACS Actividades de Construccion y Servicios SA             1,249     42,363             0.1%
    Amadeus IT Holding SA Class A                              2,255     95,920             0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
SPAIN -- (Continued)
    Atresmedia Corp de Medios de Comunicacion SA               1,085 $ 13,895             0.0%
    Banco Bilbao Vizcaya Argentaria SA                         4,169   35,866             0.0%
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR          11,522   99,318             0.1%
    Banco Bilbao Vizcaya Argentaria, SA                           45      388             0.0%
    Banco de Sabadell SA                                      61,535  118,720             0.1%
    Banco Popular Espanol SA                                  10,660   40,529             0.1%
    Banco Santander SA                                        33,714  188,335             0.2%
    Banco Santander SA Sponsored ADR                          39,596  219,362             0.2%
    Bankia SA                                                  8,460   10,872             0.0%
    Bankinter SA                                              11,695   84,580             0.1%
    Bolsas y Mercados Espanoles SHMSF SA                       1,498   53,745             0.1%
    CaixaBank SA                                              12,324   47,204             0.1%
*   Cementos Portland Valderrivas SA                             228    1,280             0.0%
    Cie Automotive SA                                            590    9,449             0.0%
    Construcciones y Auxiliar de Ferrocarriles SA                 52   14,516             0.0%
    Distribuidora Internacional de Alimentacion SA             8,452   53,701             0.1%
    Duro Felguera SA                                           2,644    6,211             0.0%
    Ebro Foods SA                                                994   18,827             0.0%
    Elecnor SA                                                   157    1,388             0.0%
    Enagas SA                                                  2,634   79,648             0.1%
    Ence Energia y Celulosa SA                                 3,405   11,902             0.0%
    Ferrovial SA                                               1,509   38,068             0.0%
*   Fomento de Construcciones y Contratas SA                   2,724   20,737             0.0%
    Gamesa Corp. Tecnologica SA                                6,353  100,272             0.1%
    Gas Natural SDG SA                                         1,964   42,485             0.1%
    Grupo Catalana Occidente SA                                  923   28,619             0.0%
*   Grupo Ezentis SA                                               1       --             0.0%
    Iberdrola SA                                              43,471  309,998             0.3%
*   Indra Sistemas SA                                          2,869   30,694             0.0%
#   Industria de Diseno Textil SA                              1,192   44,634             0.1%
    Mapfre SA                                                 19,733   58,543             0.1%
    Mediaset Espana Comunicacion SA                            4,163   50,512             0.1%
    Melia Hotels International SA                                953   13,761             0.0%
    Miquel y Costas & Miquel SA                                  174    6,216             0.0%
*   NH Hotel Group SA                                          2,275   13,904             0.0%
    Obrascon Huarte Lain SA(5379749)                             753    6,023             0.0%
    Obrascon Huarte Lain SA(BZBWTC4)                           1,506   12,079             0.0%
    Papeles y Cartones de Europa SA                            1,484    8,419             0.0%
*   Pescanova SA                                                 468       --             0.0%
*   Promotora de Informaciones SA Class A                        966    5,357             0.0%
*   Realia Business SA                                        10,596    8,328             0.0%
    Red Electrica Corp. SA                                       667   58,719             0.1%
    Repsol SA                                                  2,260   28,444             0.0%
    Repsol SA Sponsored ADR                                    1,795   22,491             0.0%
    Sacyr SA                                                   7,399   18,616             0.0%
    Tecnicas Reunidas SA                                         630   28,058             0.0%
    Telefonica SA                                              6,155   81,204             0.1%
    Telefonica SA Sponsored ADR                                6,016   79,231             0.1%
    Tubacex SA                                                 1,844    3,953             0.0%
    Tubos Reunidos SA                                          4,346    4,559             0.0%
    Vidrala SA                                                   390   18,435             0.0%
    Viscofan SA                                                  735   42,869             0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
SPAIN -- (Continued)
    Zardoya Otis SA                                            2,937 $   36,109             0.0%
                                                                     ----------             ---
TOTAL SPAIN                                                           2,590,723             2.7%
                                                                     ----------             ---
SWEDEN -- (3.0%)
    AAK AB                                                       887     63,867             0.1%
    AF AB Class B                                              1,570     23,218             0.0%
    Alfa Laval AB                                              2,007     35,210             0.0%
    Assa Abloy AB Class B                                      3,063     60,933             0.1%
    Atlas Copco AB Class A                                     1,384     36,068             0.0%
    Atlas Copco AB Class B                                       777     18,784             0.0%
    Avanza Bank Holding AB                                       446     17,639             0.0%
    Axfood AB                                                  1,400     25,265             0.0%
    B&B Tools AB Class B                                         600      7,832             0.0%
    Beijer Alma AB                                               381      8,829             0.0%
    Bilia AB Class A                                           1,558     32,656             0.0%
    BillerudKorsnas AB                                         4,342     78,579             0.1%
    Boliden AB                                                 5,232    100,174             0.1%
    Byggmax Group AB                                           1,675     13,602             0.0%
    Castellum AB                                               2,708     40,532             0.1%
    Clas Ohlson AB Class B                                       566      8,599             0.0%
    Concentric AB                                              1,052     12,170             0.0%
    Duni AB                                                    1,648     25,006             0.0%
    Electrolux AB Series B                                     1,570     46,190             0.1%
#*  Eniro AB                                                   9,906      1,512             0.0%
    Fabege AB                                                  1,782     28,310             0.0%
    Haldex AB                                                  2,000     19,303             0.0%
    Hennes & Mauritz AB Class B                                2,149     83,538             0.1%
    Hexagon AB Class B                                         1,041     36,108             0.1%
    Hexpol AB                                                  4,840     47,014             0.1%
    HIQ International AB                                       1,637      9,291             0.0%
    Holmen AB Class B                                            995     29,994             0.0%
#   Husqvarna AB Class A                                         841      5,501             0.0%
    Husqvarna AB Class B                                      10,700     70,441             0.1%
    ICA Gruppen AB                                               746     26,613             0.0%
    Industrial & Financial Systems Class B                       854     32,992             0.0%
#   Indutrade AB                                               1,000     47,551             0.1%
    Intrum Justitia AB                                         1,646     59,054             0.1%
    JM AB                                                      1,200     33,916             0.0%
    KappAhl AB                                                 3,182     10,787             0.0%
    Kungsleden AB                                              1,106      8,283             0.0%
    Lindab International AB                                    1,863     12,716             0.0%
    Loomis AB Class B                                          1,303     33,817             0.0%
*   Lundin Petroleum AB                                        1,699     24,593             0.0%
    Mekonomen AB                                                 827     19,572             0.0%
    Millicom International Cellular SA                           425     23,692             0.0%
    Modern Times Group MTG AB Class B                            763     21,644             0.0%
    NCC AB Class B                                             1,600     49,484             0.1%
#   New Wave Group AB Class B                                  1,962      8,716             0.0%
    Nibe Industrier AB Class B                                 1,924     61,954             0.1%
    Nobia AB                                                   4,200     51,438             0.1%
    Nordea Bank AB                                            10,653    117,541             0.1%
    Nordnet AB Class B                                         1,809      6,416             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
SWEDEN -- (Continued)
    Peab AB                                                    4,058 $   31,021             0.0%
    Ratos AB Class B                                           5,146     30,036             0.0%
    Rezidor Hotel Group AB                                     1,026      4,352             0.0%
    Saab AB Class B                                            1,477     41,595             0.1%
    Sandvik AB                                                 8,049     75,071             0.1%
#*  SAS AB                                                     7,197     13,880             0.0%
    Securitas AB Class B                                       6,521     85,136             0.1%
    Skandinaviska Enskilda Banken AB Class A                   6,558     68,865             0.1%
    Skanska AB Class B                                         1,842     35,943             0.0%
    SKF AB Class A                                               582     10,224             0.0%
    SKF AB Class B                                             2,766     48,604             0.1%
    SkiStar AB                                                   883     12,826             0.0%
#*  SSAB AB Class A(B17H0S8)                                   6,154     22,187             0.0%
#*  SSAB AB Class A(BPRBWK4)                                     604      2,188             0.0%
*   SSAB AB Class B(B17H3F6)                                   4,334     13,679             0.0%
*   SSAB AB Class B(BPRBWM6)                                   1,541      4,906             0.0%
    Svenska Cellulosa AB SCA Class A                             306      9,029             0.0%
    Svenska Cellulosa AB SCA Class B                           5,470    161,113             0.2%
    Svenska Handelsbanken AB Class A                           5,259     71,425             0.1%
    Sweco AB                                                     236      3,449             0.0%
    Sweco AB Class B                                              46        674             0.0%
    Swedbank AB Class A                                        3,804     87,162             0.1%
    Tele2 AB Class B                                           7,729     77,186             0.1%
    Telefonaktiebolaget LM Ericsson Class A                      436      3,961             0.0%
    Telefonaktiebolaget LM Ericsson Class B                    7,036     68,478             0.1%
    Telefonaktiebolaget LM Ericsson Sponsored ADR              6,821     66,437             0.1%
    TeliaSonera AB                                            21,953    112,169             0.1%
    Trelleborg AB Class B                                      5,898     99,371             0.1%
    Volvo AB Class A                                           1,258     13,029             0.0%
    Volvo AB Class B                                           7,101     73,447             0.1%
    Wallenstam AB Class B                                      3,952     35,002             0.0%
    Wihlborgs Fastigheter AB                                   1,441     28,172             0.0%
                                                                     ----------             ---
TOTAL SWEDEN                                                          3,047,561             3.1%
                                                                     ----------             ---
SWITZERLAND -- (5.7%)
    ABB, Ltd.                                                 13,615    256,856             0.3%
    ABB, Ltd. Sponsored ADR                                    4,791     90,454             0.1%
    Adecco SA                                                  1,762    130,979             0.1%
#*  AFG Arbonia-Forster Holding AG                             1,332     12,901             0.0%
    Allreal Holding AG                                           202     26,768             0.0%
    Alpiq Holding AG                                              27      2,851             0.0%
    ams AG                                                     2,015     64,480             0.1%
    Aryzta AG                                                  1,486     66,915             0.1%
    Ascom Holding AG                                           1,349     25,570             0.0%
    Autoneum Holding AG                                          124     22,764             0.0%
    Baloise Holding AG                                           826     99,035             0.1%
    Bank Coop AG                                                  87      3,608             0.0%
    Banque Cantonale Vaudoise                                     75     46,186             0.1%
    Barry Callebaut AG                                            13     15,578             0.0%
    Belimo Holding AG                                              7     14,997             0.0%
    Bell AG                                                        2      5,497             0.0%
#   Berner Kantonalbank AG                                       107     19,913             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
SWITZERLAND --  (Continued)
    BKW AG                                                       158 $    5,992             0.0%
    Bobst Group SA                                               277     11,737             0.0%
    Bossard Holding AG Class A                                    88      8,567             0.0%
    Bucher Industries AG                                         173     39,370             0.1%
    Burckhardt Compression Holding AG                             52     18,117             0.0%
    Burkhalter Holding AG                                        272     29,024             0.0%
    Chocoladefabriken Lindt & Sprungli AG                          1     74,194             0.1%
    Cie Financiere Richemont SA                                3,110    266,675             0.3%
    Clariant AG                                                7,890    145,084             0.2%
    Credit Suisse Group AG                                     6,176    154,037             0.2%
    Daetwyler Holding AG                                         119     16,682             0.0%
    DKSH Holding AG                                              628     38,248             0.1%
    dorma+kaba Holding AG Class B                                 37     23,071             0.0%
*   Dufry AG                                                     515     60,165             0.1%
    EFG International AG                                       1,159     11,652             0.0%
    Emmi AG                                                       98     44,329             0.1%
    EMS-Chemie Holding AG                                         77     32,584             0.0%
    Energiedienst Holding AG                                     604     15,249             0.0%
    Flughafen Zuerich AG                                          94     71,147             0.1%
    Forbo Holding AG                                              27     30,704             0.0%
    GAM Holding AG                                             4,085     74,725             0.1%
    Gategroup Holding AG                                         650     24,371             0.0%
    Geberit AG                                                   206     66,480             0.1%
    Georg Fischer AG                                              84     51,610             0.1%
    Givaudan SA                                                   54     96,563             0.1%
    Gurit Holding AG                                              16      8,948             0.0%
    Helvetia Holding AG                                          138     72,177             0.1%
    Huber & Suhner AG                                            335     14,460             0.0%
    Implenia AG                                                  444     22,006             0.0%
    Inficon Holding AG                                            39     11,143             0.0%
    Interroll Holding AG                                          14     10,830             0.0%
    Intershop Holding AG                                          34     14,433             0.0%
    Julius Baer Group, Ltd.                                    1,552     76,952             0.1%
    Kardex AG                                                    238     17,765             0.0%
    Komax Holding AG                                             112     18,640             0.0%
    Kudelski SA                                                1,531     20,578             0.0%
    Kuehne + Nagel International AG                              283     39,212             0.1%
    Kuoni Reisen Holding AG                                      105     21,740             0.0%
*   LafargeHolcim, Ltd.(BZ3DNX4)                                 126      7,087             0.0%
    LafargeHolcim, Ltd.(7110753)                               1,748     98,438             0.1%
    LEM Holding SA                                                 9      6,349             0.0%
    Liechtensteinische Landesbank AG                              96      3,420             0.0%
#   Logitech International SA                                  2,432     35,728             0.0%
    Luzerner Kantonalbank AG                                      70     25,816             0.0%
    Metall Zug AG                                                 10     25,498             0.0%
#*  Meyer Burger Technology AG                                 1,488     10,637             0.0%
    Micronas Semiconductor Holding AG                            845      3,599             0.0%
    Mobimo Holding AG                                            153     32,997             0.0%
    Nestle SA                                                 13,561  1,035,707             1.1%
    OC Oerlikon Corp. AG                                       3,935     37,760             0.0%
*   Orascom Development Holding AG                               828     10,830             0.0%
#*  Orell Fuessli Holding AG                                      31      3,482             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
SWITZERLAND -- (Continued)
    Panalpina Welttransport Holding AG                           238 $   27,173             0.0%
    Partners Group Holding AG                                    205     74,178             0.1%
    Rieter Holding AG                                             89     14,675             0.0%
    Romande Energie Holding SA                                     7      6,597             0.0%
    Schaffner Holding AG                                          75     16,145             0.0%
    Schindler Holding AG                                         202     32,878             0.0%
*   Schmolz + Bickenbach AG                                    7,007      3,822             0.0%
    Schweiter Technologies AG                                     17     13,521             0.0%
    SGS SA                                                        29     55,219             0.1%
    Sika AG                                                       18     59,032             0.1%
    St Galler Kantonalbank AG                                     45     16,272             0.0%
#   Sulzer AG                                                    586     59,213             0.1%
    Swatch Group AG (The)(7184725)                               248     96,854             0.1%
    Swatch Group AG (The)(7184736)                               611     44,140             0.1%
    Swiss Life Holding AG                                        562    133,919             0.1%
    Swiss Re AG                                                1,684    156,327             0.2%
    Swisscom AG                                                  156     80,374             0.1%
    Syngenta AG                                                  363    121,957             0.1%
    Syngenta AG ADR                                              700     47,103             0.1%
    Temenos Group AG                                           1,327     61,990             0.1%
    U-Blox AG                                                    187     36,122             0.0%
    UBS Group AG(BRJL176)                                      6,553    130,879             0.1%
*   UBS Group AG(H42097107)                                    8,192    164,086             0.2%
    Valiant Holding AG                                           314     36,252             0.0%
    Valora Holding AG                                             83     16,693             0.0%
    Vaudoise Assurances Holding SA                                16      8,288             0.0%
    Vetropack Holding AG                                           1      1,540             0.0%
*   Von Roll Holding AG                                        3,134      2,380             0.0%
    Vontobel Holding AG                                          667     32,862             0.0%
    Zehnder Group AG                                             360     12,260             0.0%
    Zug Estates Holding AG                                         2      2,881             0.0%
    Zurich Insurance Group AG                                  1,030    271,817             0.3%
                                                                     ----------             ---
TOTAL SWITZERLAND                                                     5,839,410             6.0%
                                                                     ----------             ---
UNITED KINGDOM -- (18.1%)
    Aberdeen Asset Management P.L.C.                           9,166     48,873             0.1%
    Acacia Mining P.L.C.                                       3,666     10,874             0.0%
    Admiral Group P.L.C.                                       2,727     67,674             0.1%
    Afren P.L.C.                                              28,429        782             0.0%
    Aggreko P.L.C.                                             5,691     80,222             0.1%
    Alent P.L.C.                                               5,615     42,947             0.0%
    Amec Foster Wheeler P.L.C.                                 6,221     68,072             0.1%
    Amlin P.L.C.                                              11,811    119,846             0.1%
    Anglo American P.L.C.                                      6,646     55,758             0.1%
    Anglo Pacific Group P.L.C.                                 3,296      3,638             0.0%
    Antofagasta P.L.C.                                         6,377     51,552             0.1%
    ARM Holdings P.L.C. Sponsored ADR                          1,380     65,453             0.1%
#   Ashmore Group P.L.C.                                      10,342     42,925             0.0%
    Ashtead Group P.L.C.                                      11,656    179,220             0.2%
    Associated British Foods P.L.C.                              848     45,059             0.1%
    Aveva Group P.L.C.                                           701     22,140             0.0%
    Aviva P.L.C.                                              45,969    343,554             0.4%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
UNITED KINGDOM -- (Continued)
    Babcock International Group P.L.C.                         6,734 $ 99,825             0.1%
    BAE Systems P.L.C.                                        23,603  159,662             0.2%
*   Balfour Beatty P.L.C.                                     11,524   44,169             0.1%
    Bank of Georgia Holdings P.L.C.                              560   17,242             0.0%
    Barclays P.L.C. Sponsored ADR                             15,615  222,201             0.2%
    Barratt Developments P.L.C.                               18,794  177,048             0.2%
    BBA Aviation P.L.C.                                       15,420   45,299             0.1%
    Beazley P.L.C.                                            16,162   90,341             0.1%
    Bellway P.L.C.                                             2,547  101,734             0.1%
    Berendsen P.L.C.                                           5,958   93,937             0.1%
    Berkeley Group Holdings P.L.C.                             2,385  121,727             0.1%
    BG Group P.L.C.                                           20,371  321,832             0.3%
    BG Group P.L.C. Sponsored ADR                              7,000  111,755             0.1%
    BHP Billiton P.L.C.                                        1,689   26,997             0.0%
    BHP Billiton P.L.C. ADR                                    4,664  150,414             0.2%
    Bodycote P.L.C.                                            4,401   34,767             0.0%
    Booker Group P.L.C.                                       14,954   42,830             0.0%
    Bovis Homes Group P.L.C.                                   3,407   53,740             0.1%
    BP P.L.C.                                                  1,706   10,139             0.0%
    BP P.L.C. Sponsored ADR                                   18,223  650,561             0.7%
    Brewin Dolphin Holdings P.L.C.                             8,248   34,229             0.0%
    British Polythene Industries P.L.C.                          199    2,301             0.0%
    Britvic P.L.C.                                             5,064   54,439             0.1%
    BT Group P.L.C.                                            2,000   14,283             0.0%
    BT Group P.L.C. Sponsored ADR                              1,355   97,113             0.1%
    Bunzl P.L.C.                                               1,565   44,754             0.1%
    Burberry Group P.L.C.                                      2,384   48,696             0.1%
    Cable & Wireless Communications P.L.C.                    77,419   87,657             0.1%
    Cape P.L.C.                                                2,763    9,788             0.0%
    Capita P.L.C.                                              3,947   77,424             0.1%
    Carillion P.L.C.                                          11,571   54,434             0.1%
    Carnival P.L.C. ADR                                          739   41,199             0.0%
    Centamin P.L.C.                                           14,671   14,351             0.0%
    Centrica P.L.C.                                           41,041  142,805             0.2%
    Chemring Group P.L.C.                                      6,635   17,593             0.0%
    Chesnara P.L.C.                                            3,877   19,494             0.0%
    Cineworld Group P.L.C.                                     6,417   54,518             0.1%
    Clarkson P.L.C.                                              149    5,561             0.0%
    Close Brothers Group P.L.C.                                2,370   53,402             0.1%
    Cobham P.L.C.                                             19,869   84,832             0.1%
    Coca-Cola HBC AG                                           3,546   84,488             0.1%
    Compass Group P.L.C.                                       4,151   71,357             0.1%
    Computacenter P.L.C.                                       2,604   30,343             0.0%
    Connect Group P.L.C.                                       3,718    9,535             0.0%
    Cranswick P.L.C.                                             855   22,633             0.0%
    Croda International P.L.C.                                 2,298  102,507             0.1%
    Daily Mail & General Trust P.L.C.                          4,069   46,878             0.1%
    Dairy Crest Group P.L.C.                                   3,431   33,996             0.0%
    Darty P.L.C.                                              14,446   21,895             0.0%
    DCC P.L.C.                                                 1,532  122,809             0.1%
    De La Rue P.L.C.                                           2,442   17,395             0.0%
    Debenhams P.L.C.                                          22,081   30,368             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
UNITED KINGDOM -- (Continued)
    Development Securities P.L.C.                              8,967 $ 32,938             0.0%
    Devro P.L.C.                                               5,357   23,438             0.0%
    Dialight P.L.C.                                              163    1,383             0.0%
    Dignity P.L.C.                                               489   18,276             0.0%
    Diploma P.L.C.                                             2,852   28,062             0.0%
    Direct Line Insurance Group P.L.C.                        15,112   91,668             0.1%
    Dixons Carphone P.L.C.                                    13,393   95,078             0.1%
    Domino's Pizza Group P.L.C.                                1,949   32,754             0.0%
    Drax Group P.L.C.                                          6,750   27,067             0.0%
    DS Smith P.L.C.                                           23,943  142,660             0.2%
    Dunelm Group P.L.C.                                          996   14,537             0.0%
    E2V Technologies P.L.C.                                    3,334   12,004             0.0%
    easyJet P.L.C.                                             2,947   79,389             0.1%
    Electrocomponents P.L.C.                                   6,138   19,378             0.0%
    Elementis P.L.C.                                          10,690   38,541             0.0%
*   EnQuest P.L.C.                                            22,302    9,288             0.0%
*   Enterprise Inns P.L.C.                                    21,041   34,794             0.0%
    Essentra P.L.C.                                            6,005   77,796             0.1%
    Euromoney Institutional Investor P.L.C.                      183    2,673             0.0%
*   Evraz P.L.C.                                              10,158   13,230             0.0%
    Experian P.L.C.                                            6,398  109,022             0.1%
    Fenner P.L.C.                                              7,156   16,783             0.0%
    Fidessa Group P.L.C.                                         721   21,747             0.0%
*   Findel P.L.C.                                                841    3,247             0.0%
*   Firstgroup P.L.C.                                         31,411   46,752             0.1%
    Fresnillo P.L.C.                                           1,776   19,920             0.0%
    G4S P.L.C.                                                34,716  129,677             0.1%
    Galliford Try P.L.C.                                       1,931   44,481             0.1%
    Gem Diamonds, Ltd.                                         2,700    4,124             0.0%
    GKN P.L.C.                                                29,585  130,725             0.1%
    Glencore P.L.C.                                           31,754   54,821             0.1%
    Go-Ahead Group P.L.C.                                        487   18,184             0.0%
    Grafton Group P.L.C.                                       4,956   51,500             0.1%
    Greencore Group P.L.C.                                    15,232   70,824             0.1%
    Greene King P.L.C.                                         3,513   43,460             0.0%
    Greggs P.L.C.                                              3,028   55,413             0.1%
    Halfords Group P.L.C.                                      7,465   49,966             0.1%
    Hargreaves Lansdown P.L.C.                                 2,141   47,581             0.1%
    Hays P.L.C.                                               23,736   51,424             0.1%
    Helical Bar P.L.C.                                         3,459   23,541             0.0%
    Henderson Group P.L.C.                                    19,149   84,406             0.1%
    Hill & Smith Holdings P.L.C.                               3,928   41,262             0.0%
    Hilton Food Group P.L.C.                                   1,352    9,696             0.0%
    Hiscox, Ltd.                                               6,335   94,208             0.1%
    Home Retail Group P.L.C.                                  24,821   42,901             0.0%
    HomeServe P.L.C.                                           6,343   39,591             0.0%
    Howden Joinery Group P.L.C.                               13,731   97,934             0.1%
    HSBC Holdings P.L.C. Sponsored ADR                        14,529  567,648             0.6%
    Hunting P.L.C.                                             2,655   14,716             0.0%
    Huntsworth P.L.C.                                          9,410    5,495             0.0%
    ICAP P.L.C.                                               12,772   86,457             0.1%
    IG Group Holdings P.L.C.                                   9,898  115,050             0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
UNITED KINGDOM -- (Continued)
*   Imagination Technologies Group P.L.C.                       4,772 $ 16,273             0.0%
    IMI P.L.C.                                                  3,323   48,734             0.1%
    Inchcape P.L.C.                                             9,922  122,025             0.1%
    Informa P.L.C.                                             16,163  141,351             0.1%
    Inmarsat P.L.C.                                             5,644   85,546             0.1%
    Innovation Group P.L.C.                                    35,464   21,702             0.0%
    InterContinental Hotels Group P.L.C. ADR                      878   35,020             0.0%
*   International Consolidated Airlines Group SA               10,127   90,762             0.1%
    Interserve P.L.C.                                           2,216   18,935             0.0%
    Intertek Group P.L.C.                                       1,135   45,839             0.1%
    Investec P.L.C.                                            12,086  100,679             0.1%
    ITE Group P.L.C.                                              779    1,679             0.0%
    ITV P.L.C.                                                 22,994   89,269             0.1%
    J D Wetherspoon P.L.C.                                      1,890   22,542             0.0%
    J Sainsbury P.L.C.                                         17,515   71,767             0.1%
    James Fisher & Sons P.L.C.                                  1,237   18,245             0.0%
    Jardine Lloyd Thompson Group P.L.C.                         1,972   28,630             0.0%
    JD Sports Fashion P.L.C.                                    1,956   29,071             0.0%
    John Menzies P.L.C.                                           319    1,988             0.0%
    John Wood Group P.L.C.                                      7,193   66,034             0.1%
    Johnson Matthey P.L.C.                                      1,902   75,640             0.1%
*   Johnston Press P.L.C.                                         194      205             0.0%
    Jupiter Fund Management P.L.C.                              8,640   59,928             0.1%
*   KAZ Minerals P.L.C.                                         3,030    5,419             0.0%
    KCM Group P.L.C.                                            8,494   11,357             0.0%
    Keller Group P.L.C.                                         1,520   19,049             0.0%
    Kier Group P.L.C.                                           1,746   36,982             0.0%
    Kingfisher P.L.C.                                          11,855   64,441             0.1%
    Laird P.L.C.                                                6,889   35,891             0.0%
*   Lamprell P.L.C.                                             3,344    6,144             0.0%
    Lancashire Holdings, Ltd.                                   2,958   32,404             0.0%
    Legal & General Group P.L.C.                               30,411  122,465             0.1%
*   Liberty Global P.L.C. Class A                                 331   14,752             0.0%
*   Liberty Global P.L.C. Series C                                817   34,857             0.0%
*   Liberty Global P.L.C. LiLAC Class A                            17      640             0.0%
*   Liberty Global P.L.C. LiLAC Class C                            41    1,580             0.0%
    Lloyds Banking Group P.L.C.                               224,117  254,375             0.3%
#   Lloyds Banking Group P.L.C. ADR                            66,432  304,259             0.3%
    London Stock Exchange Group P.L.C.                          3,268  127,964             0.1%
*   Lonmin P.L.C.                                              14,300    5,612             0.0%
    Lookers P.L.C.                                              4,741   12,828             0.0%
    Low & Bonar P.L.C.                                          7,100    7,328             0.0%
    Man Group P.L.C.                                           41,451  106,391             0.1%
    Marks & Spencer Group P.L.C.                               10,233   80,802             0.1%
    Marshalls P.L.C.                                            2,962   15,776             0.0%
    McBride P.L.C.                                              5,164   12,786             0.0%
    Mears Group P.L.C.                                          3,694   23,583             0.0%
    Meggitt P.L.C.                                             17,800   96,969             0.1%
    Melrose Industries P.L.C.                                  21,159   86,566             0.1%
    Michael Page International P.L.C.                           4,900   37,321             0.0%
    Micro Focus International P.L.C.                            2,013   38,910             0.0%
    Millennium & Copthorne Hotels P.L.C.                        4,587   33,998             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
UNITED KINGDOM -- (Continued)
*   Mitchells & Butlers P.L.C.                                 4,465 $ 24,341             0.0%
    Mitie Group P.L.C.                                        12,872   63,694             0.1%
    Mondi P.L.C.                                               6,454  149,243             0.2%
    Moneysupermarket.com Group P.L.C.                          4,756   24,477             0.0%
    Morgan Advanced Materials P.L.C.                           9,000   38,765             0.0%
    Morgan Sindall Group P.L.C.                                  778    8,930             0.0%
    N Brown Group P.L.C.                                       2,652   15,291             0.0%
    National Express Group P.L.C.                             13,863   63,897             0.1%
    National Grid P.L.C. Sponsored ADR                         1,384   99,094             0.1%
    NCC Group P.L.C.                                           2,085    8,848             0.0%
    Next P.L.C.                                                  908  111,825             0.1%
    Northgate P.L.C.                                           3,835   23,926             0.0%
    Novae Group P.L.C.                                         2,345   31,488             0.0%
    Old Mutual P.L.C.                                         25,796   84,311             0.1%
*   Ophir Energy P.L.C.                                        1,442    2,127             0.0%
    Pace P.L.C.                                               10,158   58,211             0.1%
    PayPoint P.L.C.                                              593    9,032             0.0%
    Pearson P.L.C. Sponsored ADR                               4,891   65,148             0.1%
    Pendragon P.L.C.                                          30,527   21,068             0.0%
    Pennon Group P.L.C.                                        6,078   75,841             0.1%
    Persimmon P.L.C.                                           6,375  195,505             0.2%
    Petra Diamonds, Ltd.                                       4,104    4,718             0.0%
    Petrofac, Ltd.                                             5,259   68,237             0.1%
*   Petropavlovsk P.L.C.                                       3,187      286             0.0%
    Phoenix Group Holdings                                     4,723   62,107             0.1%
    Playtech P.L.C.                                            2,427   31,977             0.0%
    Premier Farnell P.L.C.                                     3,194    4,921             0.0%
*   Premier Foods P.L.C.                                      28,858   15,108             0.0%
*   Premier Oil P.L.C.                                        13,691   14,407             0.0%
    Prudential P.L.C. ADR                                      2,454  114,823             0.1%
*   Punch Taverns P.L.C.                                         614    1,162             0.0%
    PZ Cussons P.L.C.                                          1,245    5,763             0.0%
    QinetiQ Group P.L.C.                                      15,195   52,351             0.1%
    Randgold Resources, Ltd.                                     666   44,667             0.1%
    Redrow P.L.C.                                              6,636   47,360             0.1%
    Regus P.L.C.                                              13,221   68,076             0.1%
    RELX NV Sponsored ADR                                      2,928   50,192             0.1%
    RELX P.L.C.                                                1,825   32,633             0.0%
    RELX P.L.C. Sponsored ADR                                  4,500   81,090             0.1%
    Renishaw P.L.C.                                              508   14,735             0.0%
    Rentokil Initial P.L.C.                                   30,662   72,935             0.1%
    Restaurant Group P.L.C. (The)                              4,010   44,263             0.1%
    Rexam P.L.C.                                              15,461  128,553             0.1%
    Ricardo P.L.C.                                                61      850             0.0%
    Rightmove P.L.C.                                           1,847  109,086             0.1%
    Rio Tinto P.L.C.                                             948   34,550             0.0%
    Rio Tinto P.L.C. Sponsored ADR                             8,920  325,669             0.3%
    Rolls-Royce Holdings P.L.C.                                2,585   27,335             0.0%
    Rotork P.L.C.                                             15,220   43,967             0.0%
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR          4,802   46,483             0.1%
    Royal Dutch Shell P.L.C. Sponsored ADR(780259206)          6,996  367,010             0.4%
    Royal Dutch Shell P.L.C. Sponsored ADR(B03MM73)            5,982  315,192             0.3%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
UNITED KINGDOM -- (Continued)
    Royal Mail P.L.C.                                          2,654 $ 18,183             0.0%
    RPC Group P.L.C.                                           6,026   60,364             0.1%
    RPS Group P.L.C.                                           5,472   19,772             0.0%
    RSA Insurance Group P.L.C.                                17,529  113,443             0.1%
    Sage Group P.L.C. (The)                                   17,436  146,193             0.2%
    Savills P.L.C.                                             3,502   49,427             0.1%
    Schroders P.L.C.(0239581)                                    320   11,140             0.0%
    Schroders P.L.C.(0240549)                                    817   37,487             0.0%
    SDL P.L.C.                                                 2,030   12,158             0.0%
    Senior P.L.C.                                              9,084   31,698             0.0%
    Severfield P.L.C.                                          5,353    5,075             0.0%
    Severn Trent P.L.C.                                        2,492   85,944             0.1%
    Shanks Group P.L.C.                                       13,706   20,018             0.0%
    SIG P.L.C.                                                12,895   26,471             0.0%
    Sky P.L.C.                                                 2,707   45,683             0.1%
    Sky P.L.C. Sponsored ADR                                     650   44,005             0.0%
    Soco International P.L.C.                                  5,498   14,916             0.0%
    Spectris P.L.C.                                            3,001   76,967             0.1%
    Speedy Hire P.L.C.                                        20,261    9,406             0.0%
    Spirax-Sarco Engineering P.L.C.                            1,231   57,697             0.1%
    Spirent Communications P.L.C.                              5,973    6,755             0.0%
*   Sports Direct International P.L.C.                         1,936   20,771             0.0%
    SSE P.L.C.                                                 7,784  181,092             0.2%
    St Ives P.L.C.                                               388    1,106             0.0%
    St James's Place P.L.C.                                    7,870  116,637             0.1%
    ST Modwen Properties P.L.C.                                7,361   49,825             0.1%
    Stagecoach Group P.L.C.                                    7,817   41,684             0.0%
    Standard Chartered P.L.C.                                 10,091  112,016             0.1%
    Standard Life P.L.C.                                       9,745   63,004             0.1%
*   SuperGroup P.L.C.                                            668   15,033             0.0%
    Synthomer P.L.C.                                           9,204   46,741             0.1%
#   TalkTalk Telecom Group P.L.C.                             10,144   39,489             0.0%
    Tate & Lyle P.L.C.                                         9,536   87,532             0.1%
    Taylor Wimpey P.L.C.                                      62,476  190,324             0.2%
    Telecity Group P.L.C.                                      5,366   97,057             0.1%
*   Tesco P.L.C.                                              60,219  169,835             0.2%
*   Thomas Cook Group P.L.C.                                  25,906   48,993             0.1%
    Topps Tiles P.L.C.                                         4,341    9,725             0.0%
    Travis Perkins P.L.C.                                      4,039  119,046             0.1%
    Trinity Mirror P.L.C.                                      7,656   20,103             0.0%
    TT electronics P.L.C.                                      3,593    7,077             0.0%
    TUI AG(5666292)                                            2,519   46,788             0.1%
    TUI AG(B11LJN4)                                            3,032   56,375             0.1%
    Tullett Prebon P.L.C.                                      4,980   26,933             0.0%
*   Tullow Oil P.L.C.                                          2,740    8,558             0.0%
    UBM P.L.C.                                                 7,909   62,306             0.1%
    Ultra Electronics Holdings P.L.C.                          1,481   38,382             0.0%
    Unilever P.L.C. Sponsored ADR                              3,231  143,618             0.2%
    UNITE Group P.L.C. (The)                                   6,382   65,312             0.1%
    United Utilities Group P.L.C.                              2,092   31,834             0.0%
    UTV Media P.L.C.                                           3,910   10,984             0.0%
    Vedanta Resources P.L.C.                                   2,812   21,406             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------ ----------- ---------------
UNITED KINGDOM -- (Continued)
    Vesuvius P.L.C.                                            6,354 $    34,948             0.0%
    Vodafone Group P.L.C.                                     16,629      54,726             0.1%
    Vodafone Group P.L.C. Sponsored ADR                        8,539     281,543             0.3%
    Weir Group P.L.C. (The)                                    3,917      64,348             0.1%
    WH Smith P.L.C.                                            2,310      60,599             0.1%
    Whitbread P.L.C.                                           1,256      95,913             0.1%
    WM Morrison Supermarkets P.L.C.                           47,152     122,265             0.1%
    Wolseley P.L.C.                                            1,318      77,385             0.1%
    Wolseley P.L.C. ADR                                        2,684      15,779             0.0%
    WPP P.L.C. Sponsored ADR                                     717      80,347             0.1%
    WS Atkins P.L.C.                                           1,777      37,656             0.0%
    Xchanging P.L.C.                                           9,112      23,616             0.0%
                                                                     -----------            ----
TOTAL UNITED KINGDOM                                                  18,385,790            18.9%
                                                                     -----------            ----
UNITED STATES -- (0.0%)
    Ormat Technologies, Inc.                                       1          23             0.0%
    XL Group P.L.C.                                               --          14             0.0%
                                                                     -----------            ----
TOTAL UNITED STATES                                                           37             0.0%
                                                                     -----------            ----
TOTAL COMMON STOCKS                                                   96,603,675            99.3%
                                                                     -----------            ----
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
    Fuchs Petrolub SE                                            223      10,695             0.0%
    Henkel AG & Co. KGaA                                          60       6,507             0.0%
    Porsche Automobil Holding SE                                 335      15,659             0.0%
    Volkswagen AG                                                519      62,298             0.1%
                                                                     -----------            ----
TOTAL GERMANY                                                             95,159             0.1%
                                                                     -----------            ----
TOTAL PREFERRED STOCKS                                                    95,159             0.1%
                                                                     -----------            ----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*   Ten Network Holdings, Ltd. Rights 11/12/15                10,182          --             0.0%
                                                                     -----------            ----
FRANCE -- (0.0%)
#*  Technicolor SA Rights 11/04/15                             2,639         650             0.0%
                                                                     -----------            ----
ITALY -- (0.0%)
*   Mediolanum SpA Rights 11/26/15                             2,157          --             0.0%
                                                                     -----------            ----
SPAIN -- (0.0%)
*   Banco Santander SA Rights 11/03/15                        33,714       1,854             0.0%
*   Papeles y Cartones de Europa SA Rights                     1,484         323             0.0%
                                                                     -----------            ----
TOTAL SPAIN                                                                2,177             0.0%
                                                                     -----------            ----
UNITED KINGDOM -- (0.0%)
    McBride P.L.C.                                            98,116         151             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                SHARES    VALUE++    OF NET ASSETS**
                                                                ------- ------------ ---------------
UNITED KINGDOM -- (Continued)
      Rolls-Royce Holdings P.L.C.                               239,629 $        370             0.0%
                                                                        ------------           -----
TOTAL UNITED KINGDOM                                                             521             0.0%
                                                                        ------------           -----
TOTAL RIGHTS/WARRANTS                                                          3,348             0.0%
                                                                        ------------           -----
TOTAL INVESTMENT SECURITIES                                               96,702,182
                                                                        ------------

                                                                          VALUE+
                                                                        ------------
SECURITIES LENDING COLLATERAL -- (5.0%)
(S)@ DFA Short Term Investment Fund                             438,269    5,070,768             5.2%
                                                                        ------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $108,545,650)                       $101,772,950           104.6%
                                                                        ============           =====

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                          --------------------------------------------
                                                            LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                                          ----------- ----------- ------- ------------
Common Stocks
   Australia                                              $   349,091 $ 5,226,431      -- $  5,575,522
   Austria                                                         --     494,614      --      494,614
   Belgium                                                    102,168   1,284,182      --    1,386,350
   Canada                                                   7,733,199       2,678      --    7,735,877
   China                                                           --         139      --          139
   Denmark                                                         --   1,206,160      --    1,206,160
   Finland                                                    235,809   1,540,583      --    1,776,392
   France                                                     573,309   7,395,107      --    7,968,416
   Germany                                                    236,395   6,145,279      --    6,381,674
   Greece                                                          --          --      --           --
   Hong Kong                                                       --   2,522,010      --    2,522,010
   Ireland                                                    109,235     458,287      --      567,522
   Israel                                                      22,441     505,691      --      528,132
   Italy                                                      238,133   2,630,986      --    2,869,119
   Japan                                                      838,813  21,859,031      --   22,697,844
   Netherlands                                                281,212   2,185,546      --    2,466,758
   New Zealand                                                     --     306,881      --      306,881
   Norway                                                      62,940     792,405      --      855,345
   Portugal                                                        --     303,102      --      303,102
   Singapore                                                       --   1,098,297      --    1,098,297
   Spain                                                      420,402   2,170,321      --    2,590,723
   Sweden                                                      66,437   2,981,124      --    3,047,561
   Switzerland                                                301,643   5,537,767      --    5,839,410
   United Kingdom                                           4,327,445  14,058,345      --   18,385,790
   United States                                                   14          23      --           37
Preferred Stocks
   Germany                                                         --      95,159      --       95,159
Rights/Warrants
   Australia                                                       --          --      --           --
   France                                                          --         650      --          650
   Italy                                                           --          --      --           --
   Spain                                                           --       2,177      --        2,177
   United Kingdom                                                  --         521      --          521
Securities Lending Collateral                                      --   5,070,768      --    5,070,768
                                                          ----------- -----------      -- ------------
TOTAL                                                     $15,898,686 $85,874,264      -- $101,772,950
                                                          =========== ===========      == ============

                       VA U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                       PERCENTAGE
                                                                     SHARES  VALUE+  OF NET ASSETS**
                                                                     ------ -------- ---------------
COMMON STOCKS -- (82.3%)
Consumer Discretionary -- (11.2%)
*          1-800-Flowers.com, Inc. Class A                            4,717 $ 46,840             0.0%
           A. H. Belo Corp. Class A                                   5,125   27,726             0.0%
           Aaron's, Inc.                                              9,873  243,567             0.1%
#          Abercrombie & Fitch Co. Class A                            9,449  200,224             0.1%
           AMC Entertainment Holdings, Inc. Class A                     816   22,334             0.0%
#          American Eagle Outfitters, Inc.                            8,629  131,851             0.1%
#*         American Public Education, Inc.                            2,434   52,891             0.0%
*          Apollo Education Group, Inc.                               2,226   16,161             0.0%
#          Arctic Cat, Inc.                                           1,934   39,724             0.0%
           Ark Restaurants Corp.                                        411    9,724             0.0%
*          Ascena Retail Group, Inc.                                 21,127  281,412             0.2%
#*         Ascent Capital Group, Inc. Class A                         1,823   39,705             0.0%
*          Ballantyne Strong, Inc.                                    3,604   15,749             0.0%
#*         Barnes & Noble Education, Inc.                             6,844  100,949             0.1%
           Barnes & Noble, Inc.                                      10,830  140,682             0.1%
           Bassett Furniture Industries, Inc.                         2,400   76,704             0.0%
           Beasley Broadcast Group, Inc. Class A                      1,850    7,825             0.0%
#          bebe stores, Inc.                                         13,290   14,752             0.0%
*          Belmond, Ltd. Class A                                     14,882  159,833             0.1%
(degrees)  Big 4 Ranch, Inc.                                            300       --             0.0%
           Big 5 Sporting Goods Corp.                                 2,817   25,776             0.0%
*          Biglari Holdings, Inc.                                         1      384             0.0%
#          Bob Evans Farms, Inc.                                      2,248   97,271             0.1%
*          Books-A-Million, Inc.                                      2,707    8,581             0.0%
           Bowl America, Inc. Class A                                   120    1,794             0.0%
*          Bridgepoint Education, Inc.                                3,124   24,211             0.0%
*          Cable One, Inc.                                              321  139,134             0.1%
#*         CalAtlantic Group, Inc.                                   12,824  488,466             0.3%
           Caleres, Inc.                                              7,379  225,502             0.1%
           Callaway Golf Co.                                         11,603  115,450             0.1%
           Canterbury Park Holding Corp.                                332    3,410             0.0%
*          Career Education Corp.                                     9,820   35,450             0.0%
*          Carmike Cinemas, Inc.                                      3,296   84,411             0.1%
#          Carriage Services, Inc.                                    3,463   74,489             0.0%
*          Carrols Restaurant Group, Inc.                             5,283   62,128             0.0%
           Cato Corp. (The) Class A                                   3,787  142,997             0.1%
*          Cavco Industries, Inc.                                     1,269  125,123             0.1%
#*         Central European Media Enterprises, Ltd. Class A           2,624    5,668             0.0%
*          Century Communities, Inc.                                    406    7,746             0.0%
*          Charles & Colvard, Ltd.                                      863    1,174             0.0%
#          Chico's FAS, Inc.                                          2,438   33,693             0.0%
#          Children's Place, Inc. (The)                               3,052  163,801             0.1%
#*         Christopher & Banks Corp.                                    100      146             0.0%
           Churchill Downs, Inc.                                        831  122,016             0.1%
           Citi Trends, Inc.                                          3,036   80,667             0.0%
#*         Conn's, Inc.                                                 100    1,897             0.0%
           Cooper Tire & Rubber Co.                                   8,479  354,337             0.2%
#*         Cooper-Standard Holding, Inc.                                224   14,569             0.0%
#          Core-Mark Holding Co., Inc.                                3,692  300,123             0.2%
#*         Crocs, Inc.                                               10,461  112,979             0.1%
           CSS Industries, Inc.                                       2,121   57,903             0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Consumer Discretionary -- (Continued)
    Culp, Inc.                                                 1,384 $   41,534             0.0%
*   Cumulus Media, Inc. Class A                               27,627     12,684             0.0%
    Dana Holding Corp.                                        12,542    210,706             0.1%
    Darden Restaurants, Inc.                                   1,364     84,418             0.1%
#*  Deckers Outdoor Corp.                                      5,108    284,311             0.2%
#*  Del Frisco's Restaurant Group, Inc.                        3,119     42,013             0.0%
*   Delta Apparel, Inc.                                        1,640     26,945             0.0%
*   Destination XL Group, Inc.                                 4,837     28,248             0.0%
#   DeVry Education Group, Inc.                                5,835    137,473             0.1%
#   Dillard's, Inc. Class A                                    5,255    470,217             0.3%
*   Dixie Group, Inc. (The)                                    3,300     21,681             0.0%
    Dover Motorsports, Inc.                                    3,360      7,560             0.0%
#   DSW, Inc. Class A                                         11,170    278,580             0.2%
*   Eldorado Resorts, Inc.                                     1,650     16,335             0.0%
*   Emerson Radio Corp.                                        2,934      3,668             0.0%
#*  Entercom Communications Corp. Class A                      3,172     35,019             0.0%
    Escalade, Inc.                                               794     11,775             0.0%
    Ethan Allen Interiors, Inc.                                3,751    102,065             0.1%
#   EW Scripps Co. (The) Class A                              12,533    276,478             0.2%
*   Express, Inc.                                             11,527    222,471             0.1%
#*  Federal-Mogul Holdings Corp.                              11,550     89,512             0.1%
#   Finish Line, Inc. (The) Class A                            6,374    118,748             0.1%
    Flexsteel Industries, Inc.                                   745     32,400             0.0%
#   Fred's, Inc. Class A                                       4,416     61,073             0.0%
*   FTD Cos., Inc.                                             3,350     94,872             0.1%
#*  Fuel Systems Solutions, Inc.                               5,203     32,363             0.0%
#   GameStop Corp. Class A                                    16,706    769,645             0.4%
*   Gaming Partners International Corp.                          300      2,784             0.0%
#   Gannett Co., Inc.                                         10,686    169,053             0.1%
*   Genesco, Inc.                                              3,512    220,027             0.1%
    Gentex Corp.                                              16,522    270,796             0.1%
    Goodyear Tire & Rubber Co. (The)                          30,855  1,013,278             0.5%
    Graham Holdings Co. Class B                                  786    434,241             0.2%
*   Gray Television, Inc.                                     13,862    220,267             0.1%
*   Gray Television, Inc. Class A                                700     10,024             0.0%
*   Green Brick Partners, Inc.                                 3,130     33,021             0.0%
    Group 1 Automotive, Inc.                                   4,085    355,191             0.2%
#   Guess?, Inc.                                              12,960    272,808             0.1%
    Harte-Hanks, Inc.                                         10,685     45,411             0.0%
    Haverty Furniture Cos., Inc.                               3,937     92,165             0.1%
*   Helen of Troy, Ltd.                                        3,139    311,420             0.2%
*   Here Media, Inc.(427105101)                                  340         --             0.0%
*   Here Media, Inc.(427105200)                                  340         --             0.0%
#*  hhgregg, Inc.                                              1,188      6,415             0.0%
    Hooker Furniture Corp.                                     2,723     67,585             0.0%
*   Horizon Global Corp.                                       2,462     21,641             0.0%
*   Houghton Mifflin Harcourt Co.                              6,448    126,316             0.1%
#*  Iconix Brand Group, Inc.                                   6,906    105,800             0.1%
    International Speedway Corp. Class A                       4,822    167,275             0.1%
#   Interval Leisure Group, Inc.                                 618     10,908             0.0%
*   Intrawest Resorts Holdings, Inc.                           1,654     14,820             0.0%
*   Isle of Capri Casinos, Inc.                                  260      4,974             0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES  VALUE+  OF NET ASSETS**
                                                              ------ -------- ---------------
Consumer Discretionary -- (Continued)
#*  JAKKS Pacific, Inc.                                          539 $  4,269             0.0%
#*  JC Penney Co., Inc.                                       32,658  299,474             0.2%
    John Wiley & Sons, Inc. Class A                            4,513  236,165             0.1%
    Johnson Outdoors, Inc. Class A                             2,148   46,032             0.0%
    Journal Media Group, Inc.                                  4,325   52,938             0.0%
*   K12, Inc.                                                  2,849   27,664             0.0%
    Kirkland's, Inc.                                           2,014   46,302             0.0%
*   La Quinta Holdings, Inc.                                  13,672  207,131             0.1%
    La-Z-Boy, Inc.                                             6,974  199,108             0.1%
*   Lakeland Industries, Inc.                                  1,020   12,597             0.0%
#*  LGI Homes, Inc.                                              773   21,667             0.0%
*   Liberty TripAdvisor Holdings, Inc. Class A                 6,756  210,720             0.1%
*   Liberty Ventures Series A                                 19,504  849,789             0.5%
    Lifetime Brands, Inc.                                      3,091   47,509             0.0%
*   Live Nation Entertainment, Inc.                            6,726  183,485             0.1%
*   Luby's, Inc.                                               7,944   37,019             0.0%
*   M/I Homes, Inc.                                            3,643   83,607             0.0%
*   Madison Square Garden Co. (The) Class A                    3,021  539,248             0.3%
    Marcus Corp. (The)                                         3,591   74,298             0.0%
#*  MarineMax, Inc.                                            5,308   83,866             0.1%
    Marriott Vacations Worldwide Corp.                         5,061  325,928             0.2%
*   McClatchy Co. (The) Class A                                4,850    6,741             0.0%
#   MDC Holdings, Inc.                                         7,008  182,138             0.1%
#*  Media General, Inc.                                       11,816  175,586             0.1%
    Men's Wearhouse, Inc. (The)                                6,990  279,460             0.2%
    Meredith Corp.                                             5,832  274,221             0.2%
*   Meritage Homes Corp.                                       6,030  212,618             0.1%
*   Modine Manufacturing Co.                                   6,957   58,230             0.0%
*   Monarch Casino & Resort, Inc.                              2,145   47,061             0.0%
*   Motorcar Parts of America, Inc.                            2,230   75,062             0.0%
    Movado Group, Inc.                                         3,197   82,291             0.0%
*   MSG Networks, Inc. Class A                                 9,063  185,973             0.1%
*   Murphy USA, Inc.                                           1,274   78,185             0.0%
    NACCO Industries, Inc. Class A                               180    8,069             0.0%
#   New York Times Co. (The) Class A                          24,156  320,792             0.2%
*   Office Depot, Inc.                                         1,231    9,380             0.0%
#*  Papa Murphy's Holdings, Inc.                               1,285   17,746             0.0%
    Penske Automotive Group, Inc.                             14,103  688,791             0.4%
*   Pep Boys-Manny, Moe & Jack (The)                          10,862  163,364             0.1%
*   Perry Ellis International, Inc.                            3,029   65,033             0.0%
    PulteGroup, Inc.                                          40,118  735,363             0.4%
#*  Radio One, Inc. Class D                                    3,383    7,273             0.0%
*   RCI Hospitality Holdings, Inc.                             2,700   26,838             0.0%
#*  Reading International, Inc. Class A                        1,086   16,833             0.0%
*   Red Lion Hotels Corp.                                      4,230   34,644             0.0%
#*  Regis Corp.                                               11,475  189,567             0.1%
    Remy International, Inc.                                   1,518   44,766             0.0%
#   Rent-A-Center, Inc.                                        7,671  141,070             0.1%
    Rocky Brands, Inc.                                         1,900   24,225             0.0%
*   Ruby Tuesday, Inc.                                        13,057   68,288             0.0%
#   Saga Communications, Inc. Class A                          1,966   84,577             0.1%
    Salem Media Group, Inc.                                    4,900   30,821             0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                              SHARES   VALUE+    OF NET ASSETS**
                                                              ------ ----------- ---------------
Consumer Discretionary -- (Continued)
#   Scholastic Corp.                                           5,089 $   207,987             0.1%
    Service Corp. International                               10,924     308,712             0.2%
*   Shiloh Industries, Inc.                                    5,891      44,418             0.0%
    Shoe Carnival, Inc.                                        4,498     101,070             0.1%
#*  Shutterfly, Inc.                                           5,568     232,241             0.1%
#   Sinclair Broadcast Group, Inc. Class A                     6,390     191,764             0.1%
#*  Sizmek, Inc.                                               7,844      46,515             0.0%
*   Skechers U.S.A., Inc. Class A                              2,763      86,206             0.1%
*   Skullcandy, Inc.                                           6,409      35,890             0.0%
*   Skyline Corp.                                              1,691       5,919             0.0%
    Sonic Automotive, Inc. Class A                             5,134     128,042             0.1%
#   Sotheby's                                                 10,134     351,143             0.2%
*   Spanish Broadcasting System, Inc. Class A                     78         445             0.0%
    Spartan Motors, Inc.                                       7,754      32,024             0.0%
#   Speedway Motorsports, Inc.                                 9,146     168,927             0.1%
#   Stage Stores, Inc.                                         5,727      55,724             0.0%
    Standard Motor Products, Inc.                              4,436     196,293             0.1%
*   Stanley Furniture Co., Inc.                                3,305       9,287             0.0%
    Stein Mart, Inc.                                             700       6,202             0.0%
*   Steiner Leisure, Ltd.                                        878      55,630             0.0%
*   Stoneridge, Inc.                                           3,786      48,044             0.0%
    Superior Industries International, Inc.                    4,701      92,516             0.1%
    Superior Uniform Group, Inc.                               3,972      67,683             0.0%
    Sypris Solutions, Inc.                                     6,800       5,100             0.0%
*   Systemax, Inc.                                             2,377      22,035             0.0%
*   Tandy Leather Factory, Inc.                                2,694      20,447             0.0%
    TEGNA, Inc.                                               21,373     577,926             0.3%
    Thor Industries, Inc.                                      7,573     409,548             0.2%
#*  Tilly's, Inc. Class A                                        892       6,503             0.0%
#   Time, Inc.                                                15,689     291,502             0.2%
*   TopBuild Corp.                                               921      25,908             0.0%
*   Trans World Entertainment Corp.                            8,600      32,680             0.0%
#*  TRI Pointe Group, Inc.                                    20,480     265,830             0.1%
#*  Tumi Holdings, Inc.                                        5,238      83,965             0.1%
*   Unifi, Inc.                                                4,207     128,692             0.1%
*   Universal Electronics, Inc.                                2,087      99,279             0.1%
    Universal Technical Institute, Inc.                        1,400       5,950             0.0%
*   Vera Bradley, Inc.                                         2,836      35,478             0.0%
*   Vista Outdoor, Inc.                                        5,156     230,576             0.1%
*   Vitamin Shoppe, Inc.                                       4,111     117,945             0.1%
#*  VOXX International Corp.                                   4,853      25,041             0.0%
*   WCI Communities, Inc.                                      1,436      34,306             0.0%
#   Wendy's Co. (The)                                         41,991     384,638             0.2%
*   West Marine, Inc.                                          5,325      54,208             0.0%
#   Weyco Group, Inc.                                            493      13,996             0.0%
#*  William Lyon Homes Class A                                 3,688      78,702             0.0%
    Winnebago Industries, Inc.                                 1,507      31,632             0.0%
    Wolverine World Wide, Inc.                                14,083     261,521             0.1%
*   Zagg, Inc.                                                 4,307      36,523             0.0%
#*  Zumiez, Inc.                                               3,631      63,470             0.0%
                                                                     -----------            ----
Total Consumer Discretionary                                          25,768,868            13.5%
                                                                     -----------            ----

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Consumer Staples -- (3.0%)
#   Alico, Inc.                                                1,067 $   45,550             0.0%
*   Alliance One International, Inc.                           1,736     30,554             0.0%
    Andersons, Inc. (The)                                      4,912    173,885             0.1%
#   Cal-Maine Foods, Inc.                                      3,688    197,160             0.1%
#   Casey's General Stores, Inc.                                 412     43,763             0.0%
*   CCA Industries, Inc.                                         400      1,516             0.0%
#*  Central Garden & Pet Co.                                   2,954     46,998             0.0%
*   Central Garden & Pet Co. Class A                           8,305    140,188             0.1%
#   Coca-Cola Bottling Co. Consolidated                          774    163,477             0.1%
#*  Craft Brew Alliance, Inc.                                  3,112     23,838             0.0%
*   Darling Ingredients, Inc.                                 23,051    233,276             0.1%
#   Dean Foods Co.                                            14,601    264,424             0.2%
*   Diamond Foods, Inc.                                        4,019    159,233             0.1%
    Energizer Holdings, Inc.                                     152      6,510             0.0%
    Fresh Del Monte Produce, Inc.                             11,335    517,216             0.3%
    Golden Enterprises, Inc.                                     678      2,766             0.0%
*   HRG Group, Inc.                                            2,623     35,279             0.0%
    Ingles Markets, Inc. Class A                               2,684    134,039             0.1%
    Ingredion, Inc.                                           10,598  1,007,446             0.5%
    Inter Parfums, Inc.                                        4,404    121,638             0.1%
    John B. Sanfilippo & Son, Inc.                             1,551    100,381             0.1%
*   Landec Corp.                                               4,972     61,156             0.0%
#   Limoneira Co.                                              1,546     24,520             0.0%
*   Mannatech, Inc.                                              682     16,927             0.0%
    MGP Ingredients, Inc.                                      3,567     61,816             0.0%
*   Nutraceutical International Corp.                          2,600     63,700             0.0%
    Oil-Dri Corp. of America                                     882     27,677             0.0%
*   Omega Protein Corp.                                        5,772    105,050             0.1%
#   Orchids Paper Products Co.                                   795     23,301             0.0%
    Pinnacle Foods, Inc.                                      18,601    819,932             0.4%
#*  Post Holdings, Inc.                                        9,450    607,352             0.3%
#   Sanderson Farms, Inc.                                      3,077    213,882             0.1%
*   Seaboard Corp.                                               144    484,992             0.3%
#*  Seneca Foods Corp. Class A                                 1,129     32,944             0.0%
    Snyder's-Lance, Inc.                                       7,685    273,125             0.2%
    SpartanNash Co.                                            7,655    213,575             0.1%
#   Universal Corp.                                            3,119    168,457             0.1%
    Village Super Market, Inc. Class A                         1,226     30,724             0.0%
    Weis Markets, Inc.                                         4,515    185,747             0.1%
                                                                     ----------             ---
Total Consumer Staples                                                6,864,014             3.6%
                                                                     ----------             ---
Energy -- (6.1%)
#*  Abraxas Petroleum Corp.                                    4,857      7,723             0.0%
    Adams Resources & Energy, Inc.                               489     21,741             0.0%
#   Alon USA Energy, Inc.                                     10,886    182,341             0.1%
    Archrock, Inc.                                            13,497    293,425             0.2%
#   Atwood Oceanics, Inc.                                      8,645    143,075             0.1%
*   Barnwell Industries, Inc.                                    480      1,013             0.0%
#*  Basic Energy Services, Inc.                                8,584     31,847             0.0%
#*  Bill Barrett Corp.                                         4,418     21,516             0.0%
#*  Bonanza Creek Energy, Inc.                                 6,197     35,261             0.0%
    Bristow Group, Inc.                                        4,846    168,302             0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES  VALUE+  OF NET ASSETS**
                                                              ------ -------- ---------------
Energy -- (Continued)
#*  C&J Energy Services, Ltd.                                  6,114 $ 30,509             0.0%
#   California Resources Corp.                                31,228  126,161             0.1%
#*  Callon Petroleum Co.                                      11,706  101,608             0.1%
*   Carrizo Oil & Gas, Inc.                                    7,261  273,231             0.1%
#*  Clayton Williams Energy, Inc.                              1,771  105,498             0.1%
#*  Cloud Peak Energy, Inc.                                    8,161   24,238             0.0%
#   Comstock Resources, Inc.                                  11,486   26,418             0.0%
*   Contango Oil & Gas Co.                                     1,493   11,421             0.0%
#   CVR Energy, Inc.                                           5,680  252,533             0.1%
*   Dawson Geophysical Co.                                     3,898   12,669             0.0%
    Delek US Holdings, Inc.                                    8,298  225,706             0.1%
#   Denbury Resources, Inc.                                   38,791  137,320             0.1%
    DHT Holdings, Inc.                                        12,569   98,792             0.1%
    Diamond Offshore Drilling, Inc.                           17,177  341,479             0.2%
#*  Dorian LPG, Ltd.                                           3,014   35,505             0.0%
*   Dril-Quip, Inc.                                            4,935  303,799             0.2%
#   Energy XXI, Ltd.                                          15,271   26,419             0.0%
*   ENGlobal Corp.                                             2,200    2,288             0.0%
    EnLink Midstream LLC                                       9,318  183,565             0.1%
#*  EP Energy Corp. Class A                                   13,063   71,977             0.0%
*   Era Group, Inc.                                            3,499   48,671             0.0%
*   Forum Energy Technologies, Inc.                            9,408  124,656             0.1%
#   GasLog, Ltd.                                               8,799  101,804             0.1%
#*  Gastar Exploration, Inc.                                   7,600   11,932             0.0%
*   Geospace Technologies Corp.                                  364    5,591             0.0%
    Green Plains, Inc.                                         7,463  153,066             0.1%
    Gulf Island Fabrication, Inc.                              2,703   27,327             0.0%
#   Gulfmark Offshore, Inc. Class A                            4,796   29,927             0.0%
*   Gulfport Energy Corp.                                     14,013  426,976             0.2%
*   Helix Energy Solutions Group, Inc.                        13,392   77,406             0.0%
#   Helmerich & Payne, Inc.                                   15,753  886,421             0.5%
    HollyFrontier Corp.                                       11,442  560,315             0.3%
#*  Hornbeck Offshore Services, Inc.                           5,318   71,846             0.0%
#*  Jones Energy, Inc. Class A                                 1,078    5,541             0.0%
#*  Laredo Petroleum Holdings, Inc.                              100    1,148             0.0%
#*  Matador Resources Co.                                      4,733  121,685             0.1%
*   Matrix Service Co.                                         3,683   83,604             0.0%
*   McDermott International, Inc.                              1,307    6,025             0.0%
#*  Mitcham Industries, Inc.                                   1,387    6,158             0.0%
    Nabors Industries, Ltd.                                   48,740  489,350             0.3%
*   Natural Gas Services Group, Inc.                           2,866   64,542             0.0%
*   Newfield Exploration Co.                                   2,322   93,321             0.1%
*   Newpark Resources, Inc.                                   12,173   68,899             0.0%
#   Noble Corp. P.L.C.                                        32,535  438,246             0.2%
#   Nordic American Tankers, Ltd.                                841   12,851             0.0%
#*  Northern Oil and Gas, Inc.                                 7,771   39,166             0.0%
#*  Oasis Petroleum, Inc.                                      7,617   88,586             0.1%
*   Oil States International, Inc.                             6,500  195,065             0.1%
#*  Overseas Shipholding Group, Inc. Class B                   2,316    8,106             0.0%
#*  Pacific Drilling SA                                       11,342   18,147             0.0%
    Panhandle Oil and Gas, Inc. Class A                        1,390   25,548             0.0%
#*  Par Pacific Holdings, Inc.                                 1,540   35,112             0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE+    OF NET ASSETS**
                                                              ------ ----------- ---------------
Energy -- (Continued)
#*  Parker Drilling Co.                                       26,597 $    76,067             0.0%
#*  Parsley Energy, Inc. Class A                               4,973      88,171             0.1%
#   Patterson-UTI Energy, Inc.                                21,352     317,931             0.2%
    PBF Energy, Inc. Class A                                  13,039     443,326             0.2%
#*  PDC Energy, Inc.                                           6,454     389,434             0.2%
#   Peabody Energy Corp.                                       1,520      19,441             0.0%
*   PHI, Inc.                                                  2,327      44,306             0.0%
#*  Pioneer Energy Services Corp.                             12,134      28,030             0.0%
#   Range Resources Corp.                                      3,836     116,768             0.1%
#*  Renewable Energy Group, Inc.                               9,690      76,454             0.0%
#*  REX American Resources Corp.                               1,792      98,399             0.1%
#*  Rex Energy Corp.                                           8,678      19,612             0.0%
#*  Rice Energy, Inc.                                         18,124     276,572             0.1%
*   Ring Energy, Inc.                                          2,440      25,352             0.0%
    Rowan Cos. P.L.C. Class A                                 18,449     363,076             0.2%
#   RPC, Inc.                                                 26,906     296,773             0.2%
#*  RSP Permian, Inc.                                          7,464     204,663             0.1%
#   Scorpio Tankers, Inc.                                     27,188     247,955             0.1%
#*  SEACOR Holdings, Inc.                                      3,442     201,082             0.1%
    SemGroup Corp. Class A                                     2,811     128,041             0.1%
#*  Seventy Seven Energy, Inc.                                 4,101       4,675             0.0%
#   Ship Finance International, Ltd.                           9,581     163,739             0.1%
#   SM Energy Co.                                              9,415     313,990             0.2%
*   Steel Excel, Inc.                                          3,594      60,559             0.0%
#*  Stone Energy Corp.                                         8,274      46,252             0.0%
#   Superior Energy Services, Inc.                            21,007     297,459             0.2%
#*  Synergy Resources Corp.                                   14,889     166,608             0.1%
#   Targa Resources Corp.                                      3,429     195,967             0.1%
#   Teekay Corp.                                                 400      12,852             0.0%
    Teekay Tankers, Ltd. Class A                               7,495      57,262             0.0%
#   Tesco Corp.                                                7,002      56,016             0.0%
*   TETRA Technologies, Inc.                                  14,556      98,107             0.1%
#   Tidewater, Inc.                                            6,303      77,842             0.0%
#*  Triangle Petroleum Corp.                                  11,055      13,266             0.0%
#*  Unit Corp.                                                 7,421      93,579             0.1%
*   Vaalco Energy, Inc.                                        7,136      13,130             0.0%
#*  Weatherford International P.L.C.                          16,782     171,848             0.1%
    Western Refining, Inc.                                    14,083     586,134             0.3%
#*  Whiting Petroleum Corp.                                   24,361     419,740             0.2%
#*  WPX Energy, Inc.                                          24,868     170,595             0.1%
                                                                     -----------             ---
Total Energy                                                          14,105,491             7.4%
                                                                     -----------             ---
Financials -- (23.2%)
    1st Source Corp.                                           6,479     205,773             0.1%
    Access National Corp.                                      1,470      30,414             0.0%
    Alexander & Baldwin, Inc.                                  7,169     270,558             0.1%
*   Alleghany Corp.                                            1,215     602,968             0.3%
    Allied World Assurance Co. Holdings AG                    14,078     511,876             0.3%
*   Ambac Financial Group, Inc.                                5,947      96,044             0.1%
#   American Equity Investment Life Holding Co.               12,580     323,054             0.2%
    American Financial Group, Inc.                            13,794     995,789             0.5%
#   American National Bankshares, Inc.                           702      17,690             0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES  VALUE+  OF NET ASSETS**
                                                              ------ -------- ---------------
Financials -- (Continued)
    American National Insurance Co.                            3,763 $388,643             0.2%
*   American River Bankshares                                    100    1,041             0.0%
    Ameris Bancorp                                             4,643  146,255             0.1%
    AMERISAFE, Inc.                                            3,060  167,474             0.1%
    AmeriServ Financial, Inc.                                  6,300   20,853             0.0%
*   Arch Capital Group, Ltd.                                   9,117  682,772             0.4%
    Argo Group International Holdings, Ltd.                    4,681  292,656             0.2%
    Arrow Financial Corp.                                        742   20,479             0.0%
    Aspen Insurance Holdings, Ltd.                             9,336  453,823             0.2%
    Associated Banc-Corp                                      23,331  451,222             0.2%
    Assurant, Inc.                                            10,520  857,696             0.5%
    Assured Guaranty, Ltd.                                    21,830  599,015             0.3%
*   Asta Funding, Inc.                                         1,714   14,740             0.0%
    Astoria Financial Corp.                                   18,463  294,670             0.2%
*   Atlanticus Holdings Corp.                                  2,898    8,752             0.0%
*   Atlas Financial Holdings, Inc.                               900   17,118             0.0%
    Auburn National Bancorporation, Inc.                          44    1,172             0.0%
#*  AV Homes, Inc.                                             1,654   21,899             0.0%
    Axis Capital Holdings, Ltd.                               13,906  750,924             0.4%
    Baldwin & Lyons, Inc. Class B                              2,584   60,026             0.0%
#   Banc of California, Inc.                                   2,608   34,008             0.0%
    Bancfirst Corp.                                            1,596   98,361             0.1%
#*  Bancorp, Inc. (The)                                        4,716   33,955             0.0%
    BancorpSouth, Inc.                                        14,926  372,105             0.2%
#   Bank Mutual Corp.                                          7,255   52,526             0.0%
    Bank of Commerce Holdings                                  1,233    7,694             0.0%
    BankFinancial Corp.                                        4,311   53,155             0.0%
    Banner Corp.                                               3,358  164,777             0.1%
    Bar Harbor Bankshares                                        480   16,968             0.0%
    BBCN Bancorp, Inc.                                        11,713  196,661             0.1%
*   BBX Capital Corp. Class A                                    558   10,239             0.0%
    BCB Bancorp, Inc.                                            994    9,950             0.0%
*   Bear State Financial, Inc.                                   622    6,811             0.0%
*   Beneficial Bancorp, Inc.                                   8,941  124,012             0.1%
    Berkshire Hills Bancorp, Inc.                              5,729  163,849             0.1%
    Blue Hills Bancorp, Inc.                                     595    8,443             0.0%
    BNC Bancorp                                                2,797   62,793             0.0%
#   BOK Financial Corp.                                        8,095  543,822             0.3%
    Boston Private Financial Holdings, Inc.                   12,180  139,583             0.1%
    Brookline Bancorp, Inc.                                   15,214  172,679             0.1%
    Bryn Mawr Bank Corp.                                       1,672   48,705             0.0%
    C&F Financial Corp.                                          179    6,802             0.0%
    Calamos Asset Management, Inc. Class A                     3,248   30,499             0.0%
    California First National Bancorp                          1,000   13,360             0.0%
#   Camden National Corp.                                        773   30,217             0.0%
    Cape Bancorp, Inc.                                           439    5,641             0.0%
    Capital Bank Financial Corp. Class A                       4,067  131,364             0.1%
#   Capital City Bank Group, Inc.                              1,869   28,857             0.0%
#   Capitol Federal Financial, Inc.                           20,731  269,088             0.1%
    Cardinal Financial Corp.                                   6,408  145,654             0.1%
*   Cascade Bancorp                                            7,358   41,278             0.0%
#   Cash America International, Inc.                           3,812  131,628             0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES  VALUE+  OF NET ASSETS**
                                                              ------ -------- ---------------
Financials -- (Continued)
    Cathay General Bancorp                                    11,413 $357,227             0.2%
    Centerstate Banks, Inc.                                    6,782   98,882             0.1%
    Central Pacific Financial Corp.                            4,611  103,102             0.1%
#   Century Bancorp, Inc. Class A                                134    5,956             0.0%
    Chemical Financial Corp.                                   5,236  177,658             0.1%
    CIT Group, Inc.                                            1,234   53,062             0.0%
    Citizens Community Bancorp, Inc.                           2,054   18,240             0.0%
    Citizens Holding Co.                                         171    3,594             0.0%
    City Holding Co.                                           1,230   58,831             0.0%
#   Clifton Bancorp, Inc.                                      2,480   36,158             0.0%
    CNB Financial Corp.                                          439    8,157             0.0%
    CNO Financial Group, Inc.                                 28,026  538,379             0.3%
    CoBiz Financial, Inc.                                      6,391   79,632             0.0%
    Columbia Banking System, Inc.                              8,586  286,086             0.2%
    Comerica, Inc.                                               296   12,846             0.0%
#   Community Bank System, Inc.                                6,249  254,709             0.1%
#   Community Trust Bancorp, Inc.                              2,728   94,034             0.1%
    ConnectOne Bancorp, Inc.                                   2,889   51,569             0.0%
#   Consolidated-Tomoka Land Co.                                 108    5,535             0.0%
*   Consumer Portfolio Services, Inc.                          2,471   13,393             0.0%
#*  Cowen Group, Inc. Class A                                 17,247   72,610             0.0%
*   Customers Bancorp, Inc.                                    3,218   88,495             0.1%
#   CVB Financial Corp.                                       15,738  274,628             0.2%
    Dime Community Bancshares, Inc.                            5,364   93,065             0.1%
    Donegal Group, Inc. Class A                                4,597   65,048             0.0%
#   Donegal Group, Inc. Class B                                  592   11,896             0.0%
*   E*TRADE Financial Corp.                                   12,445  354,807             0.2%
*   Eagle Bancorp, Inc.                                        3,466  164,982             0.1%
    EMC Insurance Group, Inc.                                  4,869  121,725             0.1%
*   Emergent Capital, Inc.                                       183      908             0.0%
    Employers Holdings, Inc.                                   4,268  112,974             0.1%
#*  Encore Capital Group, Inc.                                 3,776  153,683             0.1%
    Endurance Specialty Holdings, Ltd.                         7,199  454,473             0.2%
*   Enstar Group, Ltd.                                         1,151  181,628             0.1%
#   Enterprise Bancorp, Inc.                                     338    7,848             0.0%
    Enterprise Financial Services Corp.                        2,589   73,424             0.0%
    ESSA Bancorp, Inc.                                         1,308   17,357             0.0%
#   EverBank Financial Corp.                                  16,654  287,448             0.2%
*   Ezcorp, Inc. Class A                                       5,837   38,874             0.0%
#*  Farmers Capital Bank Corp.                                 1,442   39,107             0.0%
    FBL Financial Group, Inc. Class A                          4,662  293,240             0.2%
    Federal Agricultural Mortgage Corp. Class C                1,100   32,296             0.0%
    Federated National Holding Co.                             1,665   51,257             0.0%
    Fidelity & Guaranty Life                                   3,407   90,967             0.1%
    Fidelity Southern Corp.                                    2,607   54,617             0.0%
    Financial Institutions, Inc.                               1,451   37,900             0.0%
*   First Acceptance Corp.                                     5,500   15,675             0.0%
*   First BanCorp(318672706)                                  19,195   72,749             0.0%
    First BanCorp(318910106)                                   3,069   56,869             0.0%
    First Bancorp, Inc.                                        1,060   22,398             0.0%
    First Busey Corp.                                          3,954   82,520             0.1%
    First Business Financial Services, Inc.                      600   14,790             0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES  VALUE+  OF NET ASSETS**
                                                              ------ -------- ---------------
Financials -- (Continued)
    First Citizens BancShares, Inc. Class A                      533 $136,523             0.1%
    First Commonwealth Financial Corp.                        12,869  118,266             0.1%
    First Community Bancshares, Inc.                           2,358   45,344             0.0%
    First Connecticut Bancorp, Inc.                              718   12,479             0.0%
    First Defiance Financial Corp.                             2,005   76,792             0.0%
    First Federal of Northern Michigan Bancorp, Inc.             200    1,282             0.0%
    First Financial Bancorp                                    8,834  170,320             0.1%
    First Financial Corp.                                      1,400   47,978             0.0%
    First Financial Northwest, Inc.                            3,232   40,562             0.0%
    First Interstate Bancsystem, Inc. Class A                  2,866   81,280             0.0%
*   First Marblehead Corp. (The)                                 786    2,759             0.0%
    First Merchants Corp.                                      8,252  216,450             0.1%
    First Midwest Bancorp, Inc.                               12,248  218,259             0.1%
*   First NBC Bank Holding Co.                                 2,444   90,892             0.1%
    First South Bancorp, Inc.                                    720    5,767             0.0%
    FirstMerit Corp.                                          25,331  475,970             0.3%
*   Flagstar Bancorp, Inc.                                     6,427  142,936             0.1%
    Flushing Financial Corp.                                   3,958   83,276             0.1%
#   FNB Corp.                                                 26,593  358,208             0.2%
#*  Forestar Group, Inc.                                       4,995   70,679             0.0%
    Fox Chase Bancorp, Inc.                                      289    5,060             0.0%
#*  FRP Holdings, Inc.                                           536   17,688             0.0%
    Fulton Financial Corp.                                    26,830  360,059             0.2%
    Gain Capital Holdings, Inc.                                5,614   41,824             0.0%
    German American Bancorp, Inc.                              2,375   74,409             0.0%
#   Glacier Bancorp, Inc.                                     11,348  310,481             0.2%
*   Global Indemnity P.L.C.                                    1,977   56,167             0.0%
    Great Southern Bancorp, Inc.                               2,001   96,708             0.1%
#*  Green Dot Corp. Class A                                    6,937  128,612             0.1%
*   Greenlight Capital Re, Ltd. Class A                        4,064   89,245             0.1%
    Guaranty Bancorp                                           2,411   39,733             0.0%
    Guaranty Federal Bancshares, Inc.                            100    1,461             0.0%
*   Hallmark Financial Services, Inc.                          3,963   51,479             0.0%
#   Hancock Holding Co.                                       11,543  318,587             0.2%
    Hanmi Financial Corp.                                      4,820  122,910             0.1%
    Hanover Insurance Group, Inc. (The)                        7,863  662,458             0.4%
#   HCI Group, Inc.                                            1,180   51,460             0.0%
    Heartland Financial USA, Inc.                              1,838   67,712             0.0%
    Heritage Commerce Corp.                                    4,200   44,436             0.0%
    Heritage Financial Corp.                                   2,841   52,331             0.0%
    HF Financial Corp.                                           363    5,859             0.0%
*   Hilltop Holdings, Inc.                                    15,207  318,891             0.2%
    Hingham Institution for Savings                               94   11,977             0.0%
*   HMN Financial, Inc.                                          750    8,798             0.0%
    Home Bancorp, Inc.                                           724   18,375             0.0%
#   Home BancShares, Inc.                                      3,497  150,091             0.1%
*   HomeStreet, Inc.                                           2,792   58,437             0.0%
*   HomeTrust Bancshares, Inc.                                 1,100   20,834             0.0%
    HopFed Bancorp, Inc.                                         683    8,053             0.0%
    Horace Mann Educators Corp.                                5,699  195,134             0.1%
    Horizon Bancorp                                              401   10,466             0.0%
    Hudson City Bancorp, Inc.                                  2,681   27,132             0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES  VALUE+  OF NET ASSETS**
                                                              ------ -------- ---------------
Financials -- (Continued)
    Iberiabank Corp.                                           6,539 $396,460             0.2%
    Independence Holding Co.                                   6,112   82,879             0.1%
    Independent Bank Corp.(453836108)                          3,985  186,259             0.1%
    Independent Bank Corp.(453838609)                            340    4,923             0.0%
#   Independent Bank Group, Inc.                                 234    9,114             0.0%
    Infinity Property & Casualty Corp.                         2,098  168,931             0.1%
#   Interactive Brokers Group, Inc. Class A                    5,324  219,029             0.1%
    International Bancshares Corp.                            10,783  290,602             0.2%
*   INTL. FCStone, Inc.                                        2,331   74,569             0.0%
    Investment Technology Group, Inc.                          4,583   73,374             0.0%
    Investors Bancorp, Inc.                                   53,933  674,702             0.4%
    Investors Title Co.                                          125    9,406             0.0%
#   Janus Capital Group, Inc.                                 25,895  402,149             0.2%
    JMP Group LLC                                              2,603   16,034             0.0%
*   KCG Holdings, Inc. Class A                                12,470  155,750             0.1%
    Kemper Corp.                                               8,313  296,940             0.2%
    Kentucky First Federal Bancorp                               120    1,121             0.0%
    Lake Sunapee Bank Group                                      200    2,844             0.0%
    Lakeland Bancorp, Inc.                                     6,717   78,119             0.0%
    Lakeland Financial Corp.                                   2,322  104,327             0.1%
    Landmark Bancorp, Inc.                                       179    4,724             0.0%
    LegacyTexas Financial Group, Inc.                          7,242  207,845             0.1%
    Legg Mason, Inc.                                          17,191  769,297             0.4%
#*  LendingTree, Inc.                                            400   48,544             0.0%
    Macatawa Bank Corp.                                        4,800   24,768             0.0%
    Mackinac Financial Corp.                                   1,448   14,943             0.0%
#   Maiden Holdings, Ltd.                                     11,560  179,758             0.1%
    MainSource Financial Group, Inc.                           3,835   82,989             0.1%
    Marlin Business Services Corp.                             2,600   45,916             0.0%
    MB Financial, Inc.                                        11,374  366,698             0.2%
#*  MBIA, Inc.                                                26,280  197,363             0.1%
*   MBT Financial Corp.                                        4,052   25,568             0.0%
    Mercantile Bank Corp.                                      1,220   26,913             0.0%
    Merchants Bancshares, Inc.                                   591   18,628             0.0%
    Meridian Bancorp, Inc.                                     5,068   71,155             0.0%
    Meta Financial Group, Inc.                                    85    3,662             0.0%
    Metro Bancorp, Inc.                                        2,783   86,217             0.1%
    MidSouth Bancorp, Inc.                                     2,318   23,528             0.0%
    MidWestOne Financial Group, Inc.                              88    2,696             0.0%
    MutualFirst Financial, Inc.                                  414    9,696             0.0%
    Nasdaq, Inc.                                               5,664  327,889             0.2%
    National Bank Holdings Corp. Class A                       4,766  105,138             0.1%
    National General Holdings Corp.                           13,043  257,078             0.1%
    National Penn Bancshares, Inc.                            20,403  245,652             0.1%
    National Western Life Group, Inc. Class A                    420  108,356             0.1%
    Navient Corp.                                             34,362  453,235             0.2%
*   Navigators Group, Inc. (The)                               2,683  228,994             0.1%
    NBT Bancorp, Inc.                                          6,042  169,841             0.1%
    Nelnet, Inc. Class A                                       4,766  170,528             0.1%
#   New York Community Bancorp, Inc.                          36,259  598,999             0.3%
    NewBridge Bancorp                                          3,600   40,716             0.0%
*   NewStar Financial, Inc.                                    5,045   53,225             0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES  VALUE+  OF NET ASSETS**
                                                              ------ -------- ---------------
Financials -- (Continued)
*   Nicholas Financial, Inc.                                     247 $  3,280             0.0%
*   NMI Holdings, Inc. Class A                                 3,009   22,628             0.0%
    Northeast Bancorp                                          1,166   12,535             0.0%
    Northeast Community Bancorp, Inc.                          4,400   32,472             0.0%
#   Northfield Bancorp, Inc.                                   6,785  103,946             0.1%
    Northrim BanCorp, Inc.                                       474   13,092             0.0%
    Northwest Bancshares, Inc.                                14,067  189,342             0.1%
#   Norwood Financial Corp.                                       44    1,260             0.0%
    OceanFirst Financial Corp.                                 2,040   37,658             0.0%
    OFG Bancorp                                                6,618   60,952             0.0%
    Ohio Valley Banc Corp.                                       197    4,712             0.0%
    Old National Bancorp.                                     17,307  242,298             0.1%
    Old Republic International Corp.                          40,912  738,053             0.4%
*   Old Second Bancorp, Inc.                                   1,922   12,877             0.0%
    OneBeacon Insurance Group, Ltd. Class A                    2,200   31,658             0.0%
    Oppenheimer Holdings, Inc. Class A                         1,595   29,268             0.0%
    Opus Bank                                                  2,570   95,733             0.1%
    Oritani Financial Corp.                                    6,245   99,420             0.1%
#   Pacific Continental Corp.                                  1,612   23,116             0.0%
*   Pacific Mercantile Bancorp                                 2,264   15,350             0.0%
*   Pacific Premier Bancorp, Inc.                              2,714   57,944             0.0%
#   PacWest Bancorp                                           15,966  719,109             0.4%
    Park National Corp.                                          370   33,566             0.0%
    Park Sterling Corp.                                        6,031   43,725             0.0%
    PartnerRe, Ltd.                                            6,995  972,305             0.5%
*   Patriot National Bancorp, Inc.                                60      980             0.0%
    Peapack Gladstone Financial Corp.                          1,644   37,171             0.0%
#   Penns Woods Bancorp, Inc.                                    225   10,024             0.0%
#   People's United Financial, Inc.                           48,988  781,359             0.4%
    Peoples Bancorp, Inc.                                      2,428   46,520             0.0%
*   PHH Corp.                                                  7,188  105,664             0.1%
*   PICO Holdings, Inc.                                        3,461   33,433             0.0%
    Pinnacle Financial Partners, Inc.                          4,892  257,417             0.1%
*   Piper Jaffray Cos.                                         1,891   67,263             0.0%
    Popular, Inc.                                             14,126  417,706             0.2%
    Preferred Bank                                             1,161   38,441             0.0%
    Premier Financial Bancorp, Inc.                              658    9,692             0.0%
#   Primerica, Inc.                                            7,340  349,604             0.2%
    ProAssurance Corp.                                         8,218  435,225             0.2%
#   Prosperity Bancshares, Inc.                               11,100  570,318             0.3%
    Provident Financial Holdings, Inc.                         2,100   35,994             0.0%
    Provident Financial Services, Inc.                        10,677  216,957             0.1%
    Prudential Bancorp, Inc.                                      88    1,294             0.0%
    Pulaski Financial Corp.                                    1,241   18,416             0.0%
    QC Holdings, Inc.                                            800    1,240             0.0%
    QCR Holdings, Inc.                                           225    5,126             0.0%
    RE/MAX Holdings, Inc. Class A                                563   21,208             0.0%
*   Realogy Holdings Corp.                                    14,200  555,220             0.3%
#*  Regional Management Corp.                                  1,461   23,829             0.0%
    Reinsurance Group of America, Inc.                        10,556  952,573             0.5%
#   RenaissanceRe Holdings, Ltd.                               6,646  728,601             0.4%
    Renasant Corp.                                             5,784  200,300             0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES  VALUE+  OF NET ASSETS**
                                                              ------ -------- ---------------
Financials -- (Continued)
    Republic Bancorp, Inc. Class A                             2,281 $ 58,006             0.0%
#*  Republic First Bancorp, Inc.                                 425    1,653             0.0%
#   Resource America, Inc. Class A                             5,304   40,788             0.0%
    Riverview Bancorp, Inc.                                    4,200   19,824             0.0%
#   RLI Corp.                                                  1,823  110,930             0.1%
    S&T Bancorp, Inc.                                          5,057  161,217             0.1%
    Safety Insurance Group, Inc.                               1,029   59,631             0.0%
    Sandy Spring Bancorp, Inc.                                 3,742  102,905             0.1%
*   Seacoast Banking Corp. of Florida                          3,926   60,774             0.0%
    Selective Insurance Group, Inc.                            8,756  319,506             0.2%
#   ServisFirst Bancshares, Inc.                                 772   32,717             0.0%
    Shore Bancshares, Inc.                                       479    4,747             0.0%
    SI Financial Group, Inc.                                   1,191   15,066             0.0%
    Sierra Bancorp                                               974   15,789             0.0%
#   Simmons First National Corp. Class A                       3,527  181,782             0.1%
    South State Corp.                                          3,646  282,565             0.2%
*   Southern First Bancshares, Inc.                              266    6,091             0.0%
    Southern Missouri Bancorp, Inc.                              320    7,062             0.0%
    Southside Bancshares, Inc.                                   443   11,917             0.0%
#   Southwest Bancorp, Inc.                                    3,939   66,609             0.0%
    Southwest Georgia Financial Corp.                             98    1,477             0.0%
    StanCorp Financial Group, Inc.                             5,949  682,469             0.4%
    State Auto Financial Corp.                                 9,437  225,072             0.1%
    State Bank Financial Corp.                                 4,042   86,499             0.1%
    Sterling Bancorp                                          17,052  262,430             0.1%
    Stewart Information Services Corp.                         3,920  157,466             0.1%
*   Stifel Financial Corp.                                     7,188  319,363             0.2%
    Stock Yards Bancorp, Inc.                                    700   26,376             0.0%
*   Stratus Properties, Inc.                                     650   11,083             0.0%
    Suffolk Bancorp                                            2,821   84,320             0.1%
*   Sun Bancorp, Inc.                                          1,027   20,550             0.0%
    Symetra Financial Corp.                                   16,656  528,495             0.3%
    Synovus Financial Corp.                                   19,058  602,805             0.3%
    Talmer Bancorp, Inc. Class A                               6,287  105,747             0.1%
    TCF Financial Corp.                                       25,293  389,259             0.2%
    Territorial Bancorp, Inc.                                    408   11,375             0.0%
*   Texas Capital Bancshares, Inc.                             6,992  385,958             0.2%
    Timberland Bancorp, Inc.                                     400    4,852             0.0%
#   Tompkins Financial Corp.                                   1,461   79,303             0.0%
#   TowneBank                                                  4,151   89,080             0.1%
    Trico Bancshares                                           2,234   58,888             0.0%
*   TriState Capital Holdings, Inc.                            1,743   21,770             0.0%
#   TrustCo Bank Corp. NY                                     12,281   76,511             0.0%
#   Trustmark Corp.                                           10,076  242,126             0.1%
#   UMB Financial Corp.                                        6,915  339,388             0.2%
#   Umpqua Holdings Corp.                                     34,068  568,936             0.3%
*   Unico American Corp.                                       1,400   13,510             0.0%
    Union Bankshares Corp.                                     7,253  181,688             0.1%
#   United Bankshares, Inc.                                    9,882  390,833             0.2%
    United Community Banks, Inc.                               7,005  141,221             0.1%
    United Community Financial Corp.                           4,552   24,945             0.0%
    United Financial Bancorp, Inc.                             6,299   81,761             0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                     SHARES   VALUE+    OF NET ASSETS**
                                                                     ------ ----------- ---------------
Financials -- (Continued)
           United Fire Group, Inc.                                    4,955 $   184,276             0.1%
           Unity Bancorp, Inc.                                          594       5,999             0.0%
#          Universal Insurance Holdings, Inc.                         1,502      47,388             0.0%
           Univest Corp. of Pennsylvania                              2,456      48,359             0.0%
           Validus Holdings, Ltd.                                    12,913     572,046             0.3%
#          Valley National Bancorp                                   34,543     362,702             0.2%
#          Virtus Investment Partners, Inc.                             461      53,955             0.0%
#*         Walker & Dunlop, Inc.                                      4,605     133,591             0.1%
           Washington Federal, Inc.                                  13,719     342,152             0.2%
#          Washington Trust Bancorp, Inc.                             2,119      82,217             0.1%
           Waterstone Financial, Inc.                                 4,039      53,799             0.0%
           WesBanco, Inc.                                             5,990     195,574             0.1%
#          West BanCorp., Inc.                                        4,792      94,690             0.1%
#          Westamerica Bancorporation                                 3,445     152,303             0.1%
           Westfield Financial, Inc.                                  4,449      34,702             0.0%
           White Mountains Insurance Group, Ltd.                        561     443,190             0.2%
           Wilshire Bancorp, Inc.                                    10,483     112,063             0.1%
           Wintrust Financial Corp.                                   7,277     367,416             0.2%
#          WR Berkley Corp.                                          11,024     615,470             0.3%
*          Wright Investors' Service Holdings, Inc.                   1,000       1,290             0.0%
#          WSFS Financial Corp.                                       3,558     113,038             0.1%
#          Yadkin Financial Corp.                                     2,908      68,483             0.0%
#          Zions Bancorporation                                      32,159     925,214             0.5%
                                                                            -----------            ----
Total Financials                                                             53,502,094            28.1%
                                                                            -----------            ----
Health Care -- (4.4%)
           Aceto Corp.                                                6,831     206,023             0.1%
*          Acorda Therapeutics, Inc.                                  2,137      77,017             0.0%
#*         Adamas Pharmaceuticals, Inc.                                 357       5,269             0.0%
*          Addus HomeCare Corp.                                       3,301      82,459             0.1%
#*         Affymetrix, Inc.                                          12,819     117,935             0.1%
#*         Air Methods Corp.                                          5,730     234,529             0.1%
*          Alere, Inc.                                                7,750     357,430             0.2%
*          Allied Healthcare Products, Inc.                           1,700       2,312             0.0%
*          Allscripts Healthcare Solutions, Inc.                     27,177     382,109             0.2%
*          Almost Family, Inc.                                        2,016      83,422             0.1%
#*         Amedisys, Inc.                                             6,991     276,704             0.2%
*          American Shared Hospital Services                            400         664             0.0%
*          Amsurg Corp.                                               7,565     530,231             0.3%
#          Analogic Corp.                                             1,783     156,226             0.1%
*          AngioDynamics, Inc.                                        6,071      76,373             0.0%
*          Anika Therapeutics, Inc.                                   2,099      80,853             0.0%
*          Arrhythmia Research Technology, Inc.                         291       1,807             0.0%
#*         BioScrip, Inc.                                            10,593      20,868             0.0%
*          Cambrex Corp.                                                895      41,143             0.0%
           Catalyst Biosciences, Inc.(14888D109)                        642       2,478             0.0%
(degrees)  Catalyst Biosciences, Inc.(87611RAA6)                      4,860       5,244             0.0%
*          Community Health Systems, Inc.                            18,612     521,881             0.3%
#          CONMED Corp.                                               4,593     186,292             0.1%
*          Cross Country Healthcare, Inc.                             5,661      76,424             0.0%
           CryoLife, Inc.                                             5,333      56,210             0.0%
#*         Cumberland Pharmaceuticals, Inc.                           3,402      21,092             0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                       SHARES  VALUE+  OF NET ASSETS**
                                                                       ------ -------- ---------------
Health Care -- (Continued)
#*           Cynosure, Inc. Class A                                     3,363 $126,583             0.1%
             Digirad Corp.                                              3,300   19,536             0.0%
*            Emergent Biosolutions, Inc.                                5,825  187,274             0.1%
*            Exactech, Inc.                                             1,341   22,837             0.0%
*            Five Star Quality Care, Inc.                              10,700   34,989             0.0%
#*           Genesis Healthcare, Inc.                                     298    1,478             0.0%
*            Greatbatch, Inc.                                           4,147  221,657             0.1%
*            Haemonetics Corp.                                          7,488  252,945             0.1%
#*           Halyard Health, Inc.                                       2,638   78,296             0.0%
*            Hanger, Inc.                                               2,855   41,169             0.0%
#*           Harvard Bioscience, Inc.                                   4,641   13,645             0.0%
#*           Healthways, Inc.                                           4,586   53,977             0.0%
*            Hologic, Inc.                                              2,006   77,953             0.0%
*            ICU Medical, Inc.                                          2,156  237,095             0.1%
#*           Impax Laboratories, Inc.                                   6,269  217,095             0.1%
#*           InfuSystems Holdings, Inc.                                 2,347    6,384             0.0%
*            Integra LifeSciences Holdings Corp.                        4,586  273,188             0.2%
             Invacare Corp.                                             6,639  114,722             0.1%
*            IPC Healthcare, Inc.                                       2,215  173,878             0.1%
             Kewaunee Scientific Corp.                                    170    2,825             0.0%
             Kindred Healthcare, Inc.                                  12,053  161,510             0.1%
             LeMaitre Vascular, Inc.                                    3,115   41,492             0.0%
*            LHC Group, Inc.                                            2,768  124,740             0.1%
*            LifePoint Hospitals, Inc.                                  6,424  442,485             0.2%
#*           Luminex Corp.                                              5,561  101,210             0.1%
*            Magellan Health, Inc.                                      4,731  252,635             0.1%
#*           MedAssets, Inc.                                            9,018  213,546             0.1%
(degrees)#*  Medcath Corp.                                              5,455       --             0.0%
*            Medicines Co. (The)                                        7,892  270,222             0.1%
*            Merit Medical Systems, Inc.                                6,450  119,583             0.1%
*            Misonix, Inc.                                                900   10,026             0.0%
#*           Molina Healthcare, Inc.                                    8,712  540,144             0.3%
             National Healthcare Corp.                                  1,536  100,270             0.1%
*            Natus Medical, Inc.                                          805   36,652             0.0%
*            Omnicell, Inc.                                             4,218  114,730             0.1%
#*           OraSure Technologies, Inc.                                 4,319   22,459             0.0%
*            Orthofix International NV                                  2,630   89,552             0.1%
#            Owens & Minor, Inc.                                        9,605  344,339             0.2%
*            PDI, Inc.                                                  3,900    6,357             0.0%
*            PharMerica Corp.                                           6,154  175,820             0.1%
*            Prestige Brands Holdings, Inc.                             8,858  434,131             0.2%
*            Providence Service Corp. (The)                             2,249  116,161             0.1%
#*           Quidel Corp.                                               3,176   61,043             0.0%
*            RTI Surgical, Inc.                                         7,580   31,874             0.0%
*            SciClone Pharmaceuticals, Inc.                             6,788   51,725             0.0%
*            SeaSpine Holdings Corp.                                    1,528   23,042             0.0%
#            Select Medical Holdings Corp.                             18,148  205,072             0.1%
             Span-America Medical Systems, Inc.                           363    6,559             0.0%
*            SunLink Health Systems, Inc.                                 887    1,508             0.0%
*            Symmetry Surgical, Inc.                                    2,128   18,088             0.0%
#*           Triple-S Management Corp. Class B                          4,208   86,643             0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE+    OF NET ASSETS**
                                                              ------ ----------- ---------------
Health Care -- (Continued)
    Universal American Corp.                                  17,094 $   127,521             0.1%
                                                                     -----------             ---
Total Health Care                                                     10,091,660             5.3%
                                                                     -----------             ---
Industrials -- (17.2%)
    AAR Corp.                                                  6,561     148,869             0.1%
    ABM Industries, Inc.                                       9,338     265,199             0.1%
*   ACCO Brands Corp.                                         16,192     130,669             0.1%
    Acme United Corp.                                            100       1,635             0.0%
#   Actuant Corp. Class A                                      8,679     197,881             0.1%
#   ADT Corp. (The)                                           26,398     872,190             0.5%
#*  AECOM                                                     22,682     668,439             0.4%
*   Aegion Corp.                                               6,770     130,593             0.1%
#*  Aerovironment, Inc.                                        2,757      63,604             0.0%
#   AGCO Corp.                                                13,731     664,443             0.4%
#   Air Lease Corp.                                           15,872     535,045             0.3%
*   Air Transport Services Group, Inc.                        12,084     118,302             0.1%
    Aircastle, Ltd.                                            4,029      91,297             0.1%
    Alamo Group, Inc.                                          2,045      95,951             0.1%
    Alaska Air Group, Inc.                                    10,825     825,406             0.4%
#   Albany International Corp. Class A                         3,878     145,696             0.1%
    Altra Industrial Motion Corp.                              3,260      86,260             0.0%
    AMERCO                                                     2,864   1,163,672             0.6%
#*  Ameresco, Inc. Class A                                     3,550      23,004             0.0%
#   American Railcar Industries, Inc.                          3,348     193,247             0.1%
*   AMREP Corp.                                                  600       2,640             0.0%
#   Applied Industrial Technologies, Inc.                      6,009     248,232             0.1%
*   ARC Document Solutions, Inc.                               4,326      26,908             0.0%
    ArcBest Corp.                                              3,763      97,462             0.1%
    Argan, Inc.                                                1,808      66,806             0.0%
#*  Arotech Corp.                                              3,700       5,402             0.0%
    Astec Industries, Inc.                                     3,903     126,847             0.1%
*   Atlas Air Worldwide Holdings, Inc.                         3,624     149,454             0.1%
*   Avis Budget Group, Inc.                                   15,307     764,432             0.4%
    AZZ, Inc.                                                  3,459     191,386             0.1%
*   Babcock & Wilcox Enterprises, Inc.                         2,606      44,250             0.0%
    Barnes Group, Inc.                                         8,324     312,899             0.2%
*   Beacon Roofing Supply, Inc.                                7,538     266,770             0.1%
#   Briggs & Stratton Corp.                                    6,452     114,652             0.1%
    Brink's Co. (The)                                          1,813      56,167             0.0%
*   CAI International, Inc.                                    2,631      30,572             0.0%
*   CBIZ, Inc.                                                 8,824      94,858             0.1%
    CDI Corp.                                                  4,466      35,728             0.0%
#   Ceco Environmental Corp.                                   1,872      16,698             0.0%
    Celadon Group, Inc.                                        3,326      48,160             0.0%
*   Chart Industries, Inc.                                       826      14,199             0.0%
#   Chicago Bridge & Iron Co. NV                              16,609     745,246             0.4%
    CIRCOR International, Inc.                                 2,165      99,417             0.1%
    Civeo Corp.                                                6,350      11,811             0.0%
#*  Clean Harbors, Inc.                                        9,054     420,920             0.2%
    Columbus McKinnon Corp.                                    3,608      67,434             0.0%
    Comfort Systems USA, Inc.                                  4,839     154,509             0.1%
*   Commercial Vehicle Group, Inc.                               777       3,232             0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Industrials -- (Continued)
    Compx International, Inc.                                    200 $    2,248             0.0%
#   Copa Holdings SA Class A                                   4,627    233,756             0.1%
    Covanta Holding Corp.                                     20,854    349,513             0.2%
*   Covenant Transportation Group, Inc. Class A                2,210     42,653             0.0%
*   CPI Aerostructures, Inc.                                     800      6,800             0.0%
*   CRA International, Inc.                                    1,273     29,788             0.0%
    Crane Co.                                                    576     30,321             0.0%
    Cubic Corp.                                                3,223    144,552             0.1%
    Curtiss-Wright Corp.                                       8,472    589,312             0.3%
*   DigitalGlobe, Inc.                                         9,752    145,597             0.1%
    Douglas Dynamics, Inc.                                     3,360     73,718             0.0%
*   Ducommun, Inc.                                             2,336     50,551             0.0%
*   Dycom Industries, Inc.                                     4,910    373,602             0.2%
    Dynamic Materials Corp.                                    1,500     10,695             0.0%
    Eastern Co. (The)                                            510      8,553             0.0%
*   Echo Global Logistics, Inc.                                3,346     79,601             0.0%
    Ecology and Environment, Inc. Class A                        210      2,228             0.0%
    EMCOR Group, Inc.                                          8,404    405,745             0.2%
    Encore Wire Corp.                                          3,696    158,078             0.1%
    EnerSys                                                    6,804    414,976             0.2%
    Engility Holdings, Inc.                                    3,846    123,803             0.1%
    Ennis, Inc.                                                5,015    100,450             0.1%
    EnPro Industries, Inc.                                     3,382    166,090             0.1%
    ESCO Technologies, Inc.                                    3,515    130,371             0.1%
    Essendant, Inc.                                            5,523    190,930             0.1%
    Federal Signal Corp.                                      18,356    276,441             0.1%
    Fluor Corp.                                               21,672  1,036,138             0.5%
    Forward Air Corp.                                            507     22,998             0.0%
*   Franklin Covey Co.                                         3,400     58,242             0.0%
#   Franklin Electric Co., Inc.                                5,980    197,101             0.1%
#*  FTI Consulting, Inc.                                       6,638    225,758             0.1%
*   Fuel Tech, Inc.                                            1,990      4,020             0.0%
*   Furmanite Corp.                                            2,586     17,973             0.0%
    G&K Services, Inc. Class A                                 2,005    131,969             0.1%
#   GATX Corp.                                                 8,248    385,182             0.2%
#*  Gencor Industries, Inc.                                      600      5,808             0.0%
#   General Cable Corp.                                        7,128    109,700             0.1%
*   Genesee & Wyoming, Inc. Class A                            7,336    492,246             0.3%
*   Gibraltar Industries, Inc.                                 5,999    151,895             0.1%
    Global Power Equipment Group, Inc.                         1,267      5,486             0.0%
#   Golden Ocean Group, Ltd.                                   8,200     16,154             0.0%
*   Goldfield Corp. (The)                                      2,600      4,498             0.0%
*   GP Strategies Corp.                                        2,205     55,323             0.0%
    Granite Construction, Inc.                                 5,450    178,978             0.1%
*   Great Lakes Dredge & Dock Corp.                            8,738     34,952             0.0%
#   Greenbrier Cos., Inc. (The)                                4,175    158,817             0.1%
#   Griffon Corp.                                             10,396    178,603             0.1%
    H&E Equipment Services, Inc.                               2,585     49,916             0.0%
    Hardinge, Inc.                                             3,769     35,655             0.0%
*   Hawaiian Holdings, Inc.                                    3,437    119,264             0.1%
    Heidrick & Struggles International, Inc.                   3,465     92,030             0.1%
*   Hill International, Inc.                                   5,419     18,316             0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Industrials -- (Continued)
    Hillenbrand, Inc.                                          3,815 $  113,191             0.1%
    Houston Wire & Cable Co.                                   4,069     25,228             0.0%
*   Hub Group, Inc. Class A                                    5,626    224,927             0.1%
*   Hudson Global, Inc.                                        1,700      3,927             0.0%
#*  Hudson Technologies, Inc.                                  4,957     17,003             0.0%
    Hurco Cos., Inc.                                           1,730     46,485             0.0%
*   Huron Consulting Group, Inc.                               3,393    163,882             0.1%
    Hyster-Yale Materials Handling, Inc.                       1,767    103,405             0.1%
*   ICF International, Inc.                                    3,572    109,553             0.1%
#*  InnerWorkings, Inc.                                        2,889     21,610             0.0%
*   Innovative Solutions & Support, Inc.                         573      1,433             0.0%
    Insteel Industries, Inc.                                   3,260     69,731             0.0%
#   International Shipholding Corp.                            1,600      3,248             0.0%
#*  Intersections, Inc.                                        2,527      5,534             0.0%
    ITT Corp.                                                  5,296    209,616             0.1%
#*  Jacobs Engineering Group, Inc.                            19,428    779,840             0.4%
#*  JetBlue Airways Corp.                                     49,384  1,226,699             0.6%
    Kadant, Inc.                                               1,982     81,500             0.0%
#   Kaman Corp.                                                3,821    148,599             0.1%
    KAR Auction Services, Inc.                                14,482    556,109             0.3%
    Kelly Services, Inc. Class A                               6,363    100,535             0.1%
*   Key Technology, Inc.                                         987     11,045             0.0%
    Kimball International, Inc. Class B                        6,951     75,905             0.0%
*   Kirby Corp.                                                8,635    563,779             0.3%
#*  KLX, Inc.                                                  5,637    220,463             0.1%
    Knight Transportation, Inc.                               12,582    319,834             0.2%
    Korn/Ferry International                                   8,792    319,765             0.2%
#*  Kratos Defense & Security Solutions, Inc.                 12,683     63,288             0.0%
*   Lawson Products, Inc.                                      1,607     41,798             0.0%
#*  Layne Christensen Co.                                      5,272     33,424             0.0%
    LB Foster Co. Class A                                      1,738     25,601             0.0%
*   LMI Aerospace, Inc.                                        2,100     22,029             0.0%
    LS Starrett Co. (The) Class A                                489      5,844             0.0%
    LSI Industries, Inc.                                       5,575     59,876             0.0%
*   Lydall, Inc.                                               3,051    104,436             0.1%
#*  Manitex International, Inc.                                  195      1,250             0.0%
    Manitowoc Co., Inc. (The)                                 18,924    289,537             0.2%
    Manpowergroup, Inc.                                        4,218    387,128             0.2%
    Marten Transport, Ltd.                                     8,530    139,807             0.1%
*   MasTec, Inc.                                              10,951    183,648             0.1%
    Matson, Inc.                                               5,978    273,972             0.1%
    Matthews International Corp. Class A                       4,884    281,953             0.2%
#   McGrath RentCorp                                           3,805    114,340             0.1%
*   Mfri, Inc.                                                 1,500      8,460             0.0%
    Miller Industries, Inc.                                    2,674     60,646             0.0%
*   Mistras Group, Inc.                                        3,680     69,626             0.0%
#   Mobile Mini, Inc.                                          6,567    224,854             0.1%
*   Moog, Inc. Class A                                         5,062    312,629             0.2%
#*  MRC Global, Inc.                                          13,671    162,685             0.1%
    Mueller Industries, Inc.                                   8,678    273,531             0.1%
#   Multi-Color Corp.                                            840     65,386             0.0%
*   MYR Group, Inc.                                            3,242     72,945             0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES  VALUE+  OF NET ASSETS**
                                                              ------ -------- ---------------
Industrials -- (Continued)
#   National Presto Industries, Inc.                             238 $ 20,956             0.0%
*   Navigant Consulting, Inc.                                  9,670  166,324             0.1%
*   NL Industries, Inc.                                       13,210   46,103             0.0%
#   NN, Inc.                                                   3,518   48,548             0.0%
#*  Northwest Pipe Co.                                         2,413   31,876             0.0%
*   On Assignment, Inc.                                        7,504  338,505             0.2%
    Orbital ATK, Inc.                                          6,125  524,422             0.3%
#*  Orion Energy Systems, Inc.                                 5,713   10,341             0.0%
*   Orion Marine Group, Inc.                                   3,785   14,799             0.0%
#   Oshkosh Corp.                                             12,061  495,586             0.3%
    Owens Corning                                             18,431  839,163             0.4%
#*  PAM Transportation Services, Inc.                          2,433   86,882             0.0%
*   Patriot Transportation Holding, Inc.                         178    3,948             0.0%
*   Pendrell Corp.                                             4,995    3,347             0.0%
    Powell Industries, Inc.                                    1,718   57,244             0.0%
#*  PowerSecure International, Inc.                            2,906   36,209             0.0%
    Preformed Line Products Co.                                  707   30,048             0.0%
#   Primoris Services Corp.                                    7,478  148,962             0.1%
    Providence and Worcester Railroad Co.                        200    3,204             0.0%
    Quad/Graphics, Inc.                                        4,483   57,831             0.0%
    Quanex Building Products Corp.                             4,900   92,463             0.1%
*   Quanta Services, Inc.                                     29,506  593,366             0.3%
#   Raven Industries, Inc.                                     4,165   75,845             0.0%
*   RBC Bearings, Inc.                                         2,988  204,349             0.1%
    RCM Technologies, Inc.                                     4,177   21,344             0.0%
    Regal Beloit Corp.                                         6,552  417,952             0.2%
*   Republic Airways Holdings, Inc.                            9,518   54,824             0.0%
    Resources Connection, Inc.                                 6,775  121,611             0.1%
*   Roadrunner Transportation Systems, Inc.                    4,859   51,700             0.0%
*   RPX Corp.                                                  6,411   91,293             0.1%
*   Rush Enterprises, Inc. Class A                             5,346  130,335             0.1%
*   Rush Enterprises, Inc. Class B                             1,650   37,422             0.0%
    Ryder System, Inc.                                         7,712  553,567             0.3%
*   Saia, Inc.                                                 3,680   86,885             0.1%
    SIFCO Industries, Inc.                                       659    8,224             0.0%
    Simpson Manufacturing Co., Inc.                            7,355  279,343             0.2%
#   SkyWest, Inc.                                              9,550  181,832             0.1%
*   SL Industries, Inc.                                          502   16,817             0.0%
*   SP Plus Corp.                                                703   17,927             0.0%
#*  Sparton Corp.                                              2,441   57,437             0.0%
    Standex International Corp.                                1,476  132,427             0.1%
*   Sterling Construction Co., Inc.                            1,634    6,324             0.0%
    Supreme Industries, Inc. Class A                           1,383   11,064             0.0%
    TAL International Group, Inc.                              4,811   81,595             0.0%
*   Team, Inc.                                                 2,995  104,825             0.1%
    Terex Corp.                                               11,384  228,363             0.1%
    Tetra Tech, Inc.                                           8,555  230,129             0.1%
*   Thermon Group Holdings, Inc.                               4,247   85,407             0.0%
    Titan International, Inc.                                  6,460   45,866             0.0%
*   Titan Machinery, Inc.                                      2,923   35,748             0.0%
*   TRC Cos., Inc.                                             3,043   31,434             0.0%
*   Trimas Corp.                                               6,157  123,202             0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                     SHARES   VALUE+    OF NET ASSETS**
                                                                     ------ ----------- ---------------
Industrials -- (Continued)
#          Trinity Industries, Inc.                                  23,681 $   641,045             0.3%
#          Triumph Group, Inc.                                        7,220     336,308             0.2%
*          TrueBlue, Inc.                                             6,062     175,616             0.1%
*          Tutor Perini Corp.                                         8,673     145,533             0.1%
           Twin Disc, Inc.                                              322       3,793             0.0%
*          Ultralife Corp.                                              969       6,570             0.0%
           UniFirst Corp.                                             2,513     264,041             0.1%
*          United Rentals, Inc.                                       1,841     137,817             0.1%
           Universal Forest Products, Inc.                            3,237     235,103             0.1%
*          USA Truck, Inc.                                            2,492      45,305             0.0%
           Valmont Industries, Inc.                                   3,330     361,105             0.2%
#*         Veritiv Corp.                                                632      26,544             0.0%
*          Versar, Inc.                                                 700       2,282             0.0%
           Viad Corp.                                                 2,902      87,379             0.1%
*          Virco Manufacturing Corp.                                  4,400      15,928             0.0%
*          Volt Information Sciences, Inc.                              371       3,198             0.0%
#          VSE Corp.                                                    571      32,810             0.0%
#*         Wabash National Corp.                                      9,204     110,172             0.1%
           Waste Connections, Inc.                                   19,370   1,055,278             0.6%
           Watts Water Technologies, Inc. Class A                     4,609     250,914             0.1%
           Werner Enterprises, Inc.                                  11,288     298,680             0.2%
*          Wesco Aircraft Holdings, Inc.                              9,128     113,735             0.1%
#*         WESCO International, Inc.                                  6,153     301,066             0.2%
*          Willis Lease Finance Corp.                                 2,293      35,771             0.0%
#          Woodward, Inc.                                             7,167     326,098             0.2%
                                                                            -----------            ----
Total Industrials                                                            39,554,735            20.8%
                                                                            -----------            ----
Information Technology -- (10.1%)
*          Actua Corp.                                                5,392      74,679             0.0%
#*         Acxiom Corp.                                              11,855     262,233             0.1%
*          ADDvantage Technologies Group, Inc.                        1,399       3,288             0.0%
           ADTRAN, Inc.                                               7,109     110,403             0.1%
*          Advanced Energy Industries, Inc.                           4,160     117,645             0.1%
#*         Alpha & Omega Semiconductor, Ltd.                          2,562      22,751             0.0%
*          Amkor Technology, Inc.                                    25,558     158,971             0.1%
*          Anixter International, Inc.                                4,966     340,568             0.2%
*          ARRIS Group, Inc.                                         22,681     640,965             0.3%
*          Arrow Electronics, Inc.                                   14,798     813,742             0.4%
           Astro-Med, Inc.                                            1,475      19,441             0.0%
#*         Aviat Networks, Inc.                                       8,260       8,425             0.0%
           Avnet, Inc.                                               20,949     951,713             0.5%
           AVX Corp.                                                 21,300     287,550             0.2%
*          Aware, Inc.                                                2,090       6,751             0.0%
*          Axcelis Technologies, Inc.                                15,008      42,022             0.0%
*          AXT, Inc.                                                  7,116      15,655             0.0%
#*         Bankrate, Inc.                                             6,872      81,571             0.1%
           Bel Fuse, Inc. Class B                                     2,080      37,502             0.0%
*          Benchmark Electronics, Inc.                                9,349     184,923             0.1%
           Black Box Corp.                                            2,926      35,726             0.0%
*          Blucora, Inc.                                              7,771      76,156             0.0%
(degrees)  Bogen Corp.                                                1,000          --             0.0%
#*         BroadVision, Inc.                                          1,325       7,963             0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES  VALUE+  OF NET ASSETS**
                                                              ------ -------- ---------------
Information Technology -- (Continued)
    Brooks Automation, Inc.                                   15,210 $167,918             0.1%
*   Bsquare Corp.                                                300    3,264             0.0%
*   Cabot Microelectronics Corp.                               3,752  158,222             0.1%
*   CACI International, Inc. Class A                           3,774  366,229             0.2%
*   Calix, Inc.                                                5,721   39,990             0.0%
*   Cascade Microtech, Inc.                                    3,735   57,220             0.0%
    Checkpoint Systems, Inc.                                   7,181   53,714             0.0%
#*  CIBER, Inc.                                               15,529   55,439             0.0%
*   Cirrus Logic, Inc.                                         9,474  292,083             0.2%
*   Coherent, Inc.                                             5,498  297,992             0.2%
    Cohu, Inc.                                                 3,748   47,187             0.0%
    Communications Systems, Inc.                               2,300   18,653             0.0%
    Computer Task Group, Inc.                                    292    2,102             0.0%
    Comtech Telecommunications Corp.                           2,813   67,962             0.0%
#   Convergys Corp.                                           13,532  347,366             0.2%
*   CoreLogic, Inc.                                            1,260   49,115             0.0%
#*  Cree, Inc.                                                13,902  350,191             0.2%
    CSG Systems International, Inc.                            1,615   54,135             0.0%
    CSP, Inc.                                                     66      371             0.0%
    CTS Corp.                                                  5,770  104,899             0.1%
*   CyberOptics Corp.                                          1,091    7,681             0.0%
    Daktronics, Inc.                                           4,785   46,415             0.0%
*   Datalink Corp.                                             4,830   35,259             0.0%
*   DHI Group, Inc.                                            8,405   76,065             0.0%
*   Digi International, Inc.                                   5,135   66,242             0.0%
*   Diodes, Inc.                                               6,375  145,987             0.1%
#*  DTS, Inc.                                                  2,265   67,406             0.0%
    EarthLink Holdings Corp.                                  15,099  129,096             0.1%
*   EchoStar Corp. Class A                                     6,689  299,868             0.2%
*   Edgewater Technology, Inc.                                 3,967   31,498             0.0%
#   Electro Rent Corp.                                         7,110   73,802             0.0%
    Electro Scientific Industries, Inc.                        6,690   31,242             0.0%
*   Electronics for Imaging, Inc.                              6,781  314,910             0.2%
*   Emcore Corp.                                               3,590   24,556             0.0%
#*  EnerNOC, Inc.                                              3,005   23,559             0.0%
*   Entegris, Inc.                                            21,106  270,790             0.1%
    Epiq Systems, Inc.                                         6,563   90,569             0.1%
*   ePlus, Inc.                                                1,426  120,383             0.1%
#*  Everi Holdings, Inc.                                       9,908   46,369             0.0%
*   ExlService Holdings, Inc.                                  4,572  202,357             0.1%
*   Fabrinet                                                   4,364   94,568             0.1%
*   Fairchild Semiconductor International, Inc.               17,877  298,188             0.2%
#*  FARO Technologies, Inc.                                      696   23,518             0.0%
#*  Finisar Corp.                                             14,417  163,921             0.1%
*   First Solar, Inc.                                         15,382  877,851             0.5%
*   Flextronics International, Ltd.                           82,719  942,169             0.5%
*   FormFactor, Inc.                                           5,837   48,097             0.0%
*   Frequency Electronics, Inc.                                2,659   29,036             0.0%
*   GigOptix, Inc.                                               613    1,520             0.0%
*   GSE Systems, Inc.                                          2,922    3,974             0.0%
*   GSI Technology, Inc.                                       2,792   11,782             0.0%
    Hackett Group, Inc. (The)                                  7,272  108,207             0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES  VALUE+  OF NET ASSETS**
                                                              ------ -------- ---------------
Information Technology -- (Continued)
*   Harmonic, Inc.                                            10,347 $ 59,599             0.0%
*   Higher One Holdings, Inc.                                  1,295    3,807             0.0%
#*  Hutchinson Technology, Inc.                                7,181   12,567             0.0%
    IAC/InterActiveCorp                                        2,756  184,680             0.1%
*   II-VI, Inc.                                                5,493   99,533             0.1%
*   Imation Corp.                                              9,733   19,661             0.0%
    Ingram Micro, Inc. Class A                                24,458  728,359             0.4%
*   Insight Enterprises, Inc.                                  8,734  221,844             0.1%
    Integrated Silicon Solution, Inc.                          5,405  121,504             0.1%
*   Internap Corp.                                             6,326   42,764             0.0%
#*  Intevac, Inc.                                              5,464   26,774             0.0%
*   IntraLinks Holdings, Inc.                                  7,454   65,223             0.0%
*   IntriCon Corp.                                               700    5,726             0.0%
*   Itron, Inc.                                                2,095   76,949             0.0%
*   Ixia                                                      11,414  164,476             0.1%
    IXYS Corp.                                                 6,677   83,195             0.1%
    Jabil Circuit, Inc.                                       28,704  659,618             0.4%
*   Kemet Corp.                                                5,338   14,840             0.0%
*   Key Tronic Corp.                                           2,718   22,641             0.0%
*   Kimball Electronics, Inc.                                  2,613   29,762             0.0%
*   Knowles Corp.                                              5,635   93,879             0.1%
*   Kulicke & Soffa Industries, Inc.                          11,177  118,476             0.1%
*   Lattice Semiconductor Corp.                               16,897   77,388             0.0%
#   Lexmark International, Inc. Class A                        8,913  289,583             0.2%
*   Limelight Networks, Inc.                                  15,365   31,345             0.0%
*   Liquidity Services, Inc.                                   2,928   23,980             0.0%
    Littelfuse, Inc.                                           2,666  266,413             0.1%
    ManTech International Corp. Class A                        3,527  101,930             0.1%
    Marchex, Inc. Class B                                      2,900   12,528             0.0%
    Marvell Technology Group, Ltd.                            69,722  572,418             0.3%
*   MaxLinear, Inc. Class A                                    3,890   50,570             0.0%
*   Mercury Systems, Inc.                                      5,449   93,505             0.1%
*   Microsemi Corp.                                            8,262  297,515             0.2%
    MKS Instruments, Inc.                                      9,769  344,260             0.2%
#*  ModusLink Global Solutions, Inc.                          11,199   32,365             0.0%
*   Multi-Fineline Electronix, Inc.                            3,611   67,092             0.0%
*   NAPCO Security Technologies, Inc.                          3,972   26,771             0.0%
    NCI, Inc. Class A                                            266    4,134             0.0%
#*  NeoPhotonics Corp.                                         3,461   28,622             0.0%
*   NETGEAR, Inc.                                              4,577  189,488             0.1%
*   Newport Corp.                                              5,700   86,127             0.1%
*   Oclaro, Inc.                                               3,894   11,409             0.0%
*   OmniVision Technologies, Inc.                             11,071  319,620             0.2%
*   ON Semiconductor Corp.                                    15,473  170,203             0.1%
    Optical Cable Corp.                                        1,600    5,008             0.0%
*   OSI Systems, Inc.                                          2,991  257,764             0.1%
*   PAR Technology Corp.                                       4,662   24,522             0.0%
    Park Electrochemical Corp.                                 3,104   50,719             0.0%
    PC Connection, Inc.                                        5,294  123,033             0.1%
    PC-Tel, Inc.                                               4,282   24,472             0.0%
*   PCM, Inc.                                                  2,562   23,750             0.0%
*   Perficient, Inc.                                           4,762   79,621             0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES  VALUE+  OF NET ASSETS**
                                                              ------ -------- ---------------
Information Technology -- (Continued)
    Pericom Semiconductor Corp.                                4,992 $ 87,110             0.1%
#*  Photronics, Inc.                                          13,208  126,665             0.1%
*   Planar Systems, Inc.                                       1,325    8,255             0.0%
*   Plexus Corp.                                               4,804  166,314             0.1%
*   PMC-Sierra, Inc.                                          27,785  331,197             0.2%
*   Polycom, Inc.                                             19,868  273,781             0.2%
*   PRGX Global, Inc.                                          2,300    8,625             0.0%
*   Progress Software Corp.                                    7,490  181,857             0.1%
*   QLogic Corp.                                              12,589  156,104             0.1%
*   Qorvo, Inc.                                                  989   43,447             0.0%
*   Qualstar Corp.                                             4,358    5,142             0.0%
*   Radisys Corp.                                              6,105   15,690             0.0%
*   RealNetworks, Inc.                                         5,224   20,269             0.0%
    Reis, Inc.                                                   442   10,758             0.0%
*   RetailMeNot, Inc.                                          4,280   37,621             0.0%
#   RF Industries, Ltd.                                          681    3,071             0.0%
    Richardson Electronics, Ltd.                               3,224   19,344             0.0%
*   Rofin-Sinar Technologies, Inc.                             4,407  127,627             0.1%
#*  Rogers Corp.                                               2,603  121,092             0.1%
#*  Rovi Corp.                                                12,574  115,052             0.1%
*   Sanmina Corp.                                             11,639  240,578             0.1%
*   ScanSource, Inc.                                           4,084  140,939             0.1%
*   SciQuest, Inc.                                               800    9,488             0.0%
*   Seachange International, Inc.                              7,472   48,344             0.0%
*   ShoreTel, Inc.                                             4,671   44,094             0.0%
*   Sigma Designs, Inc.                                        7,808   68,788             0.0%
*   Silicon Laboratories, Inc.                                 6,146  307,116             0.2%
*   SMTC Corp.                                                 1,377    1,983             0.0%
*   Sonus Networks, Inc.                                       1,556   10,285             0.0%
*   StarTek, Inc.                                              5,100   18,360             0.0%
#*  Super Micro Computer, Inc.                                 6,139  173,181             0.1%
*   Support.com, Inc.                                          7,652    8,876             0.0%
*   Sykes Enterprises, Inc.                                    6,274  181,946             0.1%
#   SYNNEX Corp.                                               5,185  458,561             0.2%
*   Tangoe, Inc.                                                 999    8,272             0.0%
*   Tech Data Corp.                                            5,316  386,952             0.2%
*   TechTarget, Inc.                                           2,025   18,893             0.0%
*   TeleCommunication Systems, Inc. Class A                   12,028   49,195             0.0%
*   Telenav, Inc.                                                578    4,162             0.0%
    TeleTech Holdings, Inc.                                    2,985   86,863             0.1%
    Tessco Technologies, Inc.                                  1,784   38,963             0.0%
    TheStreet, Inc.                                            6,043    8,702             0.0%
*   Tremor Video, Inc.                                           780    1,412             0.0%
#*  TTM Technologies, Inc.                                    14,347  104,733             0.1%
*   Ultra Clean Holdings, Inc.                                 3,812   18,603             0.0%
#*  Ultratech, Inc.                                            2,549   39,841             0.0%
*   United Online, Inc.                                        3,447   40,261             0.0%
#*  Veeco Instruments, Inc.                                    2,134   38,455             0.0%
#*  ViaSat, Inc.                                                 409   26,978             0.0%
*   Viavi Solutions, Inc.                                     28,131  167,379             0.1%
*   Vicon Industries, Inc.                                     1,400    2,310             0.0%
#   Vishay Intertechnology, Inc.                              19,592  207,675             0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Information Technology -- (Continued)
*   Vishay Precision Group, Inc.                                2,563 $    30,064             0.0%
*   Westell Technologies, Inc. Class A                          6,981       9,424             0.0%
*   Xcerra Corp.                                                7,107      49,323             0.0%
*   XO Group, Inc.                                              3,862      58,432             0.0%
#*  Zynga, Inc. Class A                                       114,784     272,038             0.2%
                                                                      -----------            ----
Total Information Technology                                           23,324,102            12.3%
                                                                      -----------            ----
Materials -- (5.3%)
    A Schulman, Inc.                                            5,440     195,242             0.1%
    Airgas, Inc.                                               11,328   1,089,300             0.6%
    Albemarle Corp.                                            13,406     717,489             0.4%
#   Allegheny Technologies, Inc.                               15,128     222,382             0.1%
#*  AM Castle & Co.                                             4,052       9,684             0.0%
#   American Vanguard Corp.                                     2,418      32,425             0.0%
    Ampco-Pittsburgh Corp.                                      1,688      19,564             0.0%
    Axiall Corp.                                                9,765     197,741             0.1%
    Bemis Co., Inc.                                            15,116     692,010             0.4%
*   Boise Cascade Co.                                           5,403     161,712             0.1%
    Cabot Corp.                                                 5,434     195,298             0.1%
    Calgon Carbon Corp.                                         7,038     121,054             0.1%
#   Carpenter Technology Corp.                                  4,587     152,793             0.1%
#*  Century Aluminum Co.                                       12,571      45,507             0.0%
#   Chase Corp.                                                 1,329      59,021             0.0%
*   Chemtura Corp.                                             12,114     386,921             0.2%
*   Clearwater Paper Corp.                                      2,603     131,269             0.1%
*   Codexis, Inc.                                                 714       2,317             0.0%
#*  Coeur d'Alene Mines Corp.                                  12,671      34,212             0.0%
#   Commercial Metals Co.                                      16,723     240,309             0.1%
*   Core Molding Technologies, Inc.                             1,192      23,888             0.0%
    Cytec Industries, Inc.                                      4,953     368,602             0.2%
    Domtar Corp.                                                8,876     366,046             0.2%
    Friedman Industries, Inc.                                   1,905      11,411             0.0%
    FutureFuel Corp.                                            5,112      78,776             0.0%
    Globe Specialty Metals, Inc.                                6,528      82,383             0.0%
    Graphic Packaging Holding Co.                              13,054     184,845             0.1%
#   Greif, Inc. Class A                                         2,282      74,804             0.0%
    Greif, Inc. Class B                                           400      15,400             0.0%
#   Hawkins, Inc.                                                 556      23,041             0.0%
    Haynes International, Inc.                                    165       6,509             0.0%
    HB Fuller Co.                                               7,871     299,019             0.2%
#   Hecla Mining Co.                                           11,270      23,329             0.0%
    Huntsman Corp.                                             35,418     466,455             0.3%
    Innophos Holdings, Inc.                                     2,842     120,757             0.1%
    Innospec, Inc.                                              3,507     193,727             0.1%
    Kaiser Aluminum Corp.                                       1,727     140,388             0.1%
    KapStone Paper and Packaging Corp.                         13,337     290,080             0.2%
    KMG Chemicals, Inc.                                         1,201      25,269             0.0%
*   Kraton Performance Polymers, Inc.                           4,397      89,655             0.1%
#   Kronos Worldwide, Inc.                                      3,420      27,018             0.0%
#*  LSB Industries, Inc.                                        2,806      43,914             0.0%
    Materion Corp.                                              3,954     119,213             0.1%
    Mercer International, Inc.                                  8,217      88,744             0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE+    OF NET ASSETS**
                                                                      ------- ----------- ---------------
Materials -- (Continued)
            Minerals Technologies, Inc.                                 4,848 $   285,741             0.2%
#           Noranda Aluminum Holding Corp.                              1,101       1,894             0.0%
            Olin Corp.                                                 10,922     209,484             0.1%
#           Olympic Steel, Inc.                                         1,817      17,389             0.0%
#*          OMNOVA Solutions, Inc.                                      4,843      34,773             0.0%
            PH Glatfelter Co.                                           7,227     140,204             0.1%
            Reliance Steel & Aluminum Co.                              11,528     691,219             0.4%
*           Resolute Forest Products, Inc.                             12,581      93,980             0.1%
            Schnitzer Steel Industries, Inc. Class A                    4,428      74,656             0.0%
            Schweitzer-Mauduit International, Inc.                      4,205     163,238             0.1%
            Sonoco Products Co.                                        15,060     642,911             0.3%
            Steel Dynamics, Inc.                                       37,936     700,678             0.4%
            Stepan Co.                                                  3,097     163,924             0.1%
#*          Stillwater Mining Co.                                       4,745      44,318             0.0%
            SunCoke Energy, Inc.                                        9,442      46,832             0.0%
            Synalloy Corp.                                                842       7,342             0.0%
#           TimkenSteel Corp.                                           3,807      40,506             0.0%
#*          Trecora Resources                                           1,418      20,192             0.0%
            Tredegar Corp.                                              5,374      76,633             0.0%
#           Tronox, Ltd. Class A                                        8,062      50,065             0.0%
#           United States Lime & Minerals, Inc.                           801      39,129             0.0%
#           United States Steel Corp.                                  19,951     233,028             0.1%
#*          Universal Stainless & Alloy Products, Inc.                  1,734      15,086             0.0%
            Westlake Chemical Corp.                                     3,106     187,199             0.1%
#           Worthington Industries, Inc.                                8,781     269,577             0.1%
                                                                              -----------             ---
Total Materials                                                                12,119,521             6.4%
                                                                              -----------             ---
Other -- (0.0%)
(degrees)   Concord Camera Corp. Escrow Shares                          2,105          --             0.0%
(degrees)#  Gerber Scientific, Inc. Escrow Shares                       6,375          --             0.0%
(degrees)   Petrocorp, Inc. Escrow Shares                               1,700          --             0.0%
                                                                              -----------             ---
Total Other                                                                            --             0.0%
                                                                              -----------             ---
Telecommunication Services -- (1.1%)
            Atlantic Tele-Network, Inc.                                 1,945     148,637             0.1%
#*          Boingo Wireless, Inc.                                       4,503      34,808             0.0%
#           Consolidated Communications Holdings, Inc.                  4,242      93,748             0.1%
#           Frontier Communications Corp.                             139,020     714,563             0.4%
*           General Communication, Inc. Class A                         8,770     178,601             0.1%
*           Hawaiian Telcom Holdco, Inc.                                  204       4,655             0.0%
            IDT Corp. Class B                                           1,942      25,149             0.0%
#*          Iridium Communications, Inc.                               10,366      85,105             0.0%
            Lumos Networks Corp.                                        2,477      32,102             0.0%
*           ORBCOMM, Inc.                                               6,155      36,561             0.0%
*           Premiere Global Services, Inc.                              6,125      83,790             0.0%
            Shenandoah Telecommunications Co.                           4,348     203,443             0.1%
            Spok Holdings, Inc.                                         4,392      79,188             0.0%
            Telephone & Data Systems, Inc.                             14,879     426,134             0.2%
*           United States Cellular Corp.                                3,895     158,682             0.1%
*           Vonage Holdings Corp.                                      15,199      92,258             0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                PERCENTAGE
                                                                        SHARES      VALUE+    OF NET ASSETS**
                                                                       --------- ------------ ---------------
Telecommunication Services -- (Continued)
#            Windstream Holdings, Inc.                                    15,623 $    101,706             0.1%
                                                                                 ------------           -----
Total Telecommunication Services                                                    2,499,130             1.3%
                                                                                 ------------           -----
Utilities -- (0.7%)
*            Calpine Corp.                                                 7,396      114,712             0.1%
             Consolidated Water Co., Ltd.                                  2,550       28,229             0.0%
#            Genie Energy, Ltd. Class B                                    1,745       19,788             0.0%
             NRG Energy, Inc.                                             24,550      316,450             0.2%
#            Ormat Technologies, Inc.                                      4,795      180,867             0.1%
             UGI Corp.                                                    27,438    1,006,151             0.5%
                                                                                 ------------           -----
Total Utilities                                                                     1,666,197             0.9%
                                                                                 ------------           -----
TOTAL COMMON STOCKS                                                               189,495,812            99.6%
                                                                                 ------------           -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)#*  Magnum Hunter Resources Corp. Warrants 04/15/16               1,011           --             0.0%
                                                                                 ------------           -----
TOTAL INVESTMENT SECURITIES                                                       189,495,812
                                                                                 ------------
SECURITIES LENDING COLLATERAL -- (17.7%)
(S)@         DFA Short Term Investment Fund                            3,513,459   40,650,720            21.4%
                                                                                 ------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $217,349,746)                                $230,146,532           121.0%
                                                                                 ============           =====

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------
                                    LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                 ------------- ----------- ------- ------------
 Common Stocks
    Consumer Discretionary       $  25,768,868          --   --    $ 25,768,868
    Consumer Staples                 6,864,014          --   --       6,864,014
    Energy                          14,105,491          --   --      14,105,491
    Financials                      53,502,094          --   --      53,502,094
    Health Care                     10,086,416 $     5,244   --      10,091,660
    Industrials                     39,554,735          --   --      39,554,735
    Information Technology          23,324,102          --   --      23,324,102
    Materials                       12,119,521          --   --      12,119,521
    Other                                   --          --   --              --
    Telecommunication Services       2,499,130          --   --       2,499,130
    Utilities                        1,666,197          --   --       1,666,197
 Rights/Warrants                            --          --   --              --
 Securities Lending Collateral              --  40,650,720   --      40,650,720
                                 ------------- -----------   --    ------------
 TOTAL                           $189,490,568  $40,655,964   --    $230,146,532
                                 ============= ===========   ==    ============

                         VA U.S. LARGE VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
COMMON STOCKS -- (95.0%)
Consumer Discretionary -- (13.4%)
#   Best Buy Co., Inc.                                         17,019 $   596,176             0.3%
    Carnival Corp.                                             12,172     658,262             0.3%
#   CBS Corp. Class A                                           1,014      51,303             0.0%
    Comcast Corp. Class A                                     105,700   6,618,934             2.8%
    Comcast Corp. Special Class A                              30,146   1,890,456             0.8%
#   Dillard's, Inc. Class A                                     3,331     298,058             0.1%
    DR Horton, Inc.                                            22,605     665,491             0.3%
    Ford Motor Co.                                            178,787   2,647,836             1.1%
#   GameStop Corp. Class A                                      8,563     394,497             0.2%
    Garmin, Ltd.                                                6,194     219,701             0.1%
    General Motors Co.                                         65,260   2,278,227             1.0%
    Goodyear Tire & Rubber Co. (The)                           15,379     505,046             0.2%
    Graham Holdings Co. Class B                                   358     197,784             0.1%
    Hilton Worldwide Holdings, Inc.                             7,282     181,977             0.1%
#   Kohl's Corp.                                               15,803     728,834             0.3%
#   Lennar Corp. Class A                                       11,686     585,118             0.2%
    Lennar Corp. Class B                                        2,300      95,312             0.0%
*   Liberty Broadband Corp. Class A                             1,000      54,560             0.0%
*   Liberty Broadband Corp. Class C                             2,849     153,191             0.1%
*   Liberty Interactive Corp., QVC Group Class A               28,331     775,420             0.3%
*   Liberty Media Corp. Class A                                 2,140      87,226             0.0%
*   Liberty Media Corp. Class C                                 6,909     270,487             0.1%
*   Liberty Ventures Series A                                   6,043     263,294             0.1%
*   Madison Square Garden Co. (The) Class A                       122      21,777             0.0%
*   MGM Resorts International                                  29,476     683,548             0.3%
*   Mohawk Industries, Inc.                                     3,196     624,818             0.3%
    News Corp. Class A                                         10,744     165,458             0.1%
    News Corp. Class B                                          1,165      18,034             0.0%
    Penske Automotive Group, Inc.                               4,093     199,902             0.1%
    PulteGroup, Inc.                                           13,002     238,327             0.1%
    PVH Corp.                                                   2,726     247,930             0.1%
    Ralph Lauren Corp.                                          1,064     117,859             0.1%
    Royal Caribbean Cruises, Ltd.                              11,687   1,149,417             0.5%
    Service Corp. International                                 3,832     108,292             0.0%
    Staples, Inc.                                              28,499     370,202             0.2%
    TEGNA, Inc.                                                 4,857     131,333             0.1%
    Time Warner Cable, Inc.                                    20,790   3,937,626             1.7%
    Time Warner, Inc.                                          47,918   3,610,142             1.6%
*   Toll Brothers, Inc.                                         7,439     267,581             0.1%
*   Visteon Corp.                                               1,883     205,379             0.1%
    Whirlpool Corp.                                             2,031     325,244             0.1%
                                                                      -----------            ----
Total Consumer Discretionary                                           32,640,059            14.0%
                                                                      -----------            ----
Consumer Staples -- (4.6%)
    Archer-Daniels-Midland Co.                                 26,634   1,216,109             0.5%
    Bunge, Ltd.                                                10,865     792,710             0.3%
    ConAgra Foods, Inc.                                         4,772     193,505             0.1%
    CVS Health Corp.                                           37,859   3,739,712             1.6%
    Ingredion, Inc.                                             1,763     167,591             0.1%
    JM Smucker Co. (The)                                        6,219     730,048             0.3%

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Consumer Staples -- (Continued)
    Molson Coors Brewing Co. Class B                            7,374 $   649,649             0.3%
    Mondelez International, Inc. Class A                       42,480   1,960,877             0.8%
    Pinnacle Foods, Inc.                                        8,438     371,947             0.2%
    Reynolds American, Inc.                                     7,022     339,303             0.2%
*   Seaboard Corp.                                                 12      40,416             0.0%
    Spectrum Brands Holdings, Inc.                                486      46,583             0.0%
#   Tyson Foods, Inc. Class A                                  23,525   1,043,569             0.5%
                                                                      -----------            ----
Total Consumer Staples                                                 11,292,019             4.9%
                                                                      -----------            ----
Energy -- (15.4%)
    Anadarko Petroleum Corp.                                   20,402   1,364,486             0.6%
    Apache Corp.                                               15,352     723,540             0.3%
    Baker Hughes, Inc.                                         21,515   1,133,410             0.5%
#   Chesapeake Energy Corp.                                    37,686     268,701             0.1%
    Chevron Corp.                                              72,927   6,627,606             2.8%
*   Concho Resources, Inc.                                      1,977     229,154             0.1%
    ConocoPhillips                                             67,767   3,615,369             1.6%
    Devon Energy Corp.                                         11,503     482,321             0.2%
    EnLink Midstream LLC                                          998      19,661             0.0%
    EOG Resources, Inc.                                        10,379     891,037             0.4%
    Exxon Mobil Corp.                                         108,566   8,982,751             3.9%
*   Gulfport Energy Corp.                                       1,066      32,481             0.0%
#   Helmerich & Payne, Inc.                                     8,159     459,107             0.2%
    Hess Corp.                                                 16,480     926,341             0.4%
    HollyFrontier Corp.                                        10,761     526,966             0.2%
#   Marathon Oil Corp.                                         40,404     742,626             0.3%
    Marathon Petroleum Corp.                                   26,741   1,385,184             0.6%
#   Murphy Oil Corp.                                            9,705     275,913             0.1%
#   National Oilwell Varco, Inc.                               19,350     728,334             0.3%
*   Newfield Exploration Co.                                    5,773     232,017             0.1%
    Noble Energy, Inc.                                          7,041     252,349             0.1%
    Occidental Petroleum Corp.                                 23,546   1,755,119             0.8%
    Phillips 66                                                24,421   2,174,690             0.9%
    Tesoro Corp.                                               10,142   1,084,484             0.5%
#   Transocean, Ltd.                                           14,888     235,677             0.1%
    Valero Energy Corp.                                        31,170   2,054,726             0.9%
#*  Weatherford International P.L.C.                           43,409     444,508             0.2%
#*  Whiting Petroleum Corp.                                     4,361      75,140             0.0%
                                                                      -----------            ----
Total Energy                                                           37,723,698            16.2%
                                                                      -----------            ----
Financials -- (19.9%)
#   ACE, Ltd.                                                   3,061     347,546             0.2%
    Aflac, Inc.                                                15,814   1,008,142             0.4%
*   Alleghany Corp.                                               328     162,777             0.1%
    Allied World Assurance Co. Holdings AG                      5,234     190,308             0.1%
    Allstate Corp. (The)                                       16,538   1,023,371             0.4%
*   Ally Financial, Inc.                                       17,251     343,640             0.2%
    American Financial Group, Inc.                              4,802     346,656             0.2%
    American International Group, Inc.                         41,026   2,587,100             1.1%
    Assurant, Inc.                                              3,668     299,052             0.1%
    Axis Capital Holdings, Ltd.                                 7,502     405,108             0.2%
    Bank of America Corp.                                     173,842   2,917,069             1.3%

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES    VALUE+   OF NET ASSETS**
                                                              ------- ---------- ---------------
Financials -- (Continued)
    Bank of New York Mellon Corp. (The)                        32,296 $1,345,128             0.6%
    BB&T Corp.                                                 20,405    758,046             0.3%
    BlackRock, Inc.                                               676    237,932             0.1%
#   BOK Financial Corp.                                           748     50,251             0.0%
    Capital One Financial Corp.                                24,451  1,929,184             0.8%
    Chubb Corp. (The)                                           3,447    445,869             0.2%
#   Cincinnati Financial Corp.                                  3,619    217,972             0.1%
    CIT Group, Inc.                                             3,856    165,808             0.1%
    Citigroup, Inc.                                            49,928  2,654,672             1.1%
    City National Corp.                                           432     38,707             0.0%
    CME Group, Inc.                                             8,016    757,272             0.3%
    CNA Financial Corp.                                         3,404    124,450             0.1%
    Comerica, Inc.                                              1,994     86,540             0.0%
*   E*TRADE Financial Corp.                                     3,600    102,636             0.1%
    Everest Re Group, Ltd.                                      3,039    540,851             0.2%
    Fifth Third Bancorp                                        45,251    862,032             0.4%
#   First American Financial Corp.                              2,579     98,337             0.0%
    FNF Group                                                   2,800     98,784             0.0%
    Goldman Sachs Group, Inc. (The)                            17,188  3,222,750             1.4%
    Hartford Financial Services Group, Inc. (The)              29,561  1,367,492             0.6%
    Huntington Bancshares, Inc.                                26,051    285,779             0.1%
    Invesco, Ltd.                                               5,000    165,850             0.1%
    Investors Bancorp, Inc.                                     4,600     57,546             0.0%
    JPMorgan Chase & Co.                                      124,231  7,981,842             3.4%
    KeyCorp                                                    23,465    291,435             0.1%
    Legg Mason, Inc.                                            5,988    267,963             0.1%
    Leucadia National Corp.                                     6,361    127,284             0.1%
    Lincoln National Corp.                                     13,849    741,060             0.3%
    Loews Corp.                                                15,312    558,276             0.2%
#   M&T Bank Corp.                                              4,728    566,651             0.3%
*   Markel Corp.                                                  123    106,764             0.1%
    MetLife, Inc.                                              19,163    965,432             0.4%
    Morgan Stanley                                             30,821  1,016,168             0.4%
    Nasdaq, Inc.                                                8,336    482,571             0.2%
    New York Community Bancorp, Inc.                            5,794     95,717             0.0%
#   Old Republic International Corp.                            9,266    167,159             0.1%
#   PacWest Bancorp                                             2,823    127,148             0.1%
    PartnerRe, Ltd.                                             3,457    480,523             0.2%
#   People's United Financial, Inc.                             5,909     94,249             0.0%
    PNC Financial Services Group, Inc. (The)                   15,500  1,399,030             0.6%
    Principal Financial Group, Inc.                            19,102    958,156             0.4%
    Prudential Financial, Inc.                                  7,478    616,935             0.3%
    Regions Financial Corp.                                    62,211    581,673             0.3%
    Reinsurance Group of America, Inc.                          3,578    322,879             0.1%
#   RenaissanceRe Holdings, Ltd.                                2,550    279,556             0.1%
*   Santander Consumer USA Holdings, Inc.                       4,806     86,556             0.0%
    State Street Corp.                                          3,777    260,613             0.1%
    SunTrust Banks, Inc.                                       16,243    674,409             0.3%
    Synovus Financial Corp.                                     1,350     42,701             0.0%
    Travelers Cos., Inc. (The)                                 14,243  1,607,892             0.7%
    Unum Group                                                 13,454    466,181             0.2%
    Voya Financial, Inc.                                        6,430    260,865             0.1%

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Financials -- (Continued)
    Wells Fargo & Co.                                          15,660 $   847,832             0.4%
    White Mountains Insurance Group, Ltd.                          28      22,120             0.0%
    WR Berkley Corp.                                            3,665     204,617             0.1%
    XL Group P.L.C.                                            13,379     509,472             0.2%
#   Zions Bancorporation                                        8,125     233,756             0.1%
                                                                      -----------            ----
Total Financials                                                       48,690,142            20.9%
                                                                      -----------            ----
Health Care -- (11.0%)
    Aetna, Inc.                                                22,358   2,566,251             1.1%
    Agilent Technologies, Inc.                                  3,685     139,146             0.1%
*   Alere, Inc.                                                   650      29,978             0.0%
*   Allergan P.L.C.                                             6,107   1,883,826             0.8%
*   Amsurg Corp.                                                  789      55,301             0.0%
    Anthem, Inc.                                               16,612   2,311,560             1.0%
#*  Bio-Rad Laboratories, Inc. Class A                            393      54,816             0.0%
*   Boston Scientific Corp.                                    65,423   1,195,933             0.5%
*   Brookdale Senior Living, Inc.                               2,930      61,266             0.0%
    Cigna Corp.                                                 3,559     477,048             0.2%
*   Community Health Systems, Inc.                              8,514     238,733             0.1%
*   Express Scripts Holding Co.                                33,753   2,915,584             1.3%
*   Hologic, Inc.                                              16,558     643,444             0.3%
    Humana, Inc.                                                7,894   1,410,105             0.6%
*   Laboratory Corp. of America Holdings                        3,568     437,936             0.2%
#*  Mallinckrodt P.L.C.                                         2,403     157,805             0.1%
    Medtronic P.L.C.                                           12,584     930,209             0.4%
    Perrigo Co. P.L.C.                                          1,176     185,502             0.1%
    Pfizer, Inc.                                              231,528   7,830,277             3.4%
    Quest Diagnostics, Inc.                                     8,942     607,609             0.3%
#   Teleflex, Inc.                                              2,068     275,044             0.1%
    Thermo Fisher Scientific, Inc.                             16,111   2,106,997             0.9%
    UnitedHealth Group, Inc.                                    1,900     223,782             0.1%
#*  WellCare Health Plans, Inc.                                   613      54,312             0.0%
    Zimmer Biomet Holdings, Inc.                                  974     101,851             0.0%
                                                                      -----------            ----
Total Health Care                                                      26,894,315            11.6%
                                                                      -----------            ----
Industrials -- (11.9%)
#   ADT Corp. (The)                                            14,301     472,505             0.2%
#*  AECOM                                                       1,505      44,352             0.0%
#   AGCO Corp.                                                  5,162     249,789             0.1%
#*  Avis Budget Group, Inc.                                     7,249     362,015             0.1%
    Carlisle Cos., Inc.                                           750      65,250             0.0%
#   Caterpillar, Inc.                                          11,779     859,749             0.4%
#   Chicago Bridge & Iron Co. NV                                4,932     221,299             0.1%
#*  Colfax Corp.                                                1,056      28,470             0.0%
    CSX Corp.                                                  59,904   1,616,809             0.7%
    Cummins, Inc.                                               2,347     242,938             0.1%
    Danaher Corp.                                               4,137     386,023             0.2%
    Dover Corp.                                                 5,789     372,985             0.2%
    Eaton Corp. P.L.C.                                         18,170   1,015,885             0.4%
    FedEx Corp.                                                 9,291   1,449,861             0.6%
    Fluor Corp.                                                 2,599     124,258             0.1%
    General Electric Co.                                      210,282   6,081,355             2.6%

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Industrials -- (Continued)
*   Hertz Global Holdings, Inc.                                23,665 $   461,467             0.2%
    Ingersoll-Rand P.L.C.                                       1,833     108,624             0.0%
*   Jacobs Engineering Group, Inc.                              5,998     240,760             0.1%
*   JetBlue Airways Corp.                                      30,632     760,899             0.3%
    Kansas City Southern                                        4,498     372,254             0.2%
#*  Kirby Corp.                                                 1,288      84,093             0.0%
    L-3 Communications Holdings, Inc.                           6,782     857,245             0.4%
    Manpowergroup, Inc.                                         2,435     223,484             0.1%
    Nielsen Holdings P.L.C.                                     2,603     123,668             0.1%
    Norfolk Southern Corp.                                     17,791   1,423,814             0.6%
    Northrop Grumman Corp.                                      6,143   1,153,348             0.5%
    Owens Corning                                               8,954     407,676             0.2%
    PACCAR, Inc.                                                5,600     294,840             0.1%
#   Pentair P.L.C.                                             11,699     654,208             0.3%
    Precision Castparts Corp.                                   2,454     566,408             0.2%
#*  Quanta Services, Inc.                                       9,951     200,115             0.1%
    Republic Services, Inc.                                    26,786   1,171,620             0.5%
    Ryder System, Inc.                                          3,042     218,355             0.1%
    Southwest Airlines Co.                                     43,565   2,016,624             0.9%
    Stanley Black & Decker, Inc.                               13,721   1,454,152             0.6%
    Textron, Inc.                                               7,675     323,655             0.1%
    Trinity Industries, Inc.                                    4,943     133,807             0.1%
    Union Pacific Corp.                                        19,784   1,767,700             0.8%
    Waste Connections, Inc.                                     8,500     463,080             0.2%
                                                                      -----------            ----
Total Industrials                                                      29,075,439            12.5%
                                                                      -----------            ----
Information Technology -- (10.6%)
#   Activision Blizzard, Inc.                                  35,260   1,225,638             0.5%
#*  ARRIS Group, Inc.                                             965      27,271             0.0%
*   Arrow Electronics, Inc.                                     8,344     458,837             0.2%
    Avnet, Inc.                                                12,553     570,283             0.2%
    Brocade Communications Systems, Inc.                       22,055     229,813             0.1%
    CA, Inc.                                                   32,294     894,867             0.4%
    Cisco Systems, Inc.                                       168,217   4,853,060             2.1%
    Computer Sciences Corp.                                     3,590     239,058             0.1%
#   Corning, Inc.                                              38,052     707,767             0.3%
*   EchoStar Corp. Class A                                      2,788     124,986             0.1%
    EMC Corp.                                                  59,307   1,555,029             0.7%
    Fidelity National Information Services, Inc.               17,792   1,297,393             0.6%
#*  First Solar, Inc.                                           4,541     259,155             0.1%
*   Flextronics International, Ltd.                               718       8,178             0.0%
    HP, Inc.                                                  106,724   2,877,279             1.2%
    IAC/InterActiveCorp                                         3,001     201,097             0.1%
    Ingram Micro, Inc. Class A                                  7,945     236,602             0.1%
    Intel Corp.                                               138,887   4,702,714             2.0%
    Jabil Circuit, Inc.                                         4,670     107,317             0.1%
    Juniper Networks, Inc.                                     10,251     321,779             0.1%
    Lam Research Corp.                                          7,424     568,604             0.2%
    Marvell Technology Group, Ltd.                             12,733     104,538             0.0%
#*  Micron Technology, Inc.                                    38,087     630,721             0.3%
*   Nuance Communications, Inc.                                 2,060      34,958             0.0%
    NVIDIA Corp.                                               26,456     750,557             0.3%

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES     VALUE+    OF NET ASSETS**
                                                              ------- ------------ ---------------
Information Technology -- (Continued)
*   Qorvo, Inc.                                                 2,900 $    127,397             0.1%
#   SanDisk Corp.                                               1,841      141,757             0.1%
    Symantec Corp.                                             27,175      559,805             0.2%
    Teradyne, Inc.                                              7,460      145,619             0.1%
    Western Digital Corp.                                       8,536      570,375             0.2%
    Xerox Corp.                                                85,703      804,751             0.4%
*   Yahoo!, Inc.                                               14,597      519,945             0.2%
                                                                      ------------            ----
Total Information Technology                                            25,857,150            11.1%
                                                                      ------------            ----
Materials -- (3.3%)
    Airgas, Inc.                                                1,430      137,509             0.1%
#   Alcoa, Inc.                                                60,545      540,667             0.2%
    Ashland, Inc.                                               5,366      588,757             0.2%
    Bemis Co., Inc.                                               266       12,177             0.0%
    CF Industries Holdings, Inc.                                5,867      297,868             0.1%
    Dow Chemical Co. (The)                                      7,551      390,160             0.2%
    Eastman Chemical Co.                                        5,328      384,522             0.2%
    Freeport-McMoRan, Inc.                                     31,643      372,438             0.2%
#   Huntsman Corp.                                              1,555       20,479             0.0%
    International Paper Co.                                    20,011      854,270             0.4%
#   Martin Marietta Materials, Inc.                             1,302      202,005             0.1%
    Mosaic Co. (The)                                           20,583      695,500             0.3%
    Newmont Mining Corp.                                       30,670      596,838             0.2%
    Nucor Corp.                                                25,339    1,071,840             0.5%
*   Platform Specialty Products Corp.                           3,669       38,304             0.0%
    Reliance Steel & Aluminum Co.                               6,523      391,119             0.2%
    Steel Dynamics, Inc.                                       17,149      316,742             0.1%
    Vulcan Materials Co.                                        6,402      618,305             0.3%
    Westlake Chemical Corp.                                     1,902      114,634             0.0%
    WestRock Co.                                                9,956      535,235             0.2%
                                                                      ------------            ----
Total Materials                                                          8,179,369             3.5%
                                                                      ------------            ----
Telecommunication Services -- (4.5%)
    AT&T, Inc.                                                263,916    8,843,825             3.8%
    CenturyLink, Inc.                                          30,306      854,932             0.4%
    Frontier Communications Corp.                              52,082      267,701             0.1%
*   Level 3 Communications, Inc.                                9,645      491,413             0.2%
#*  Sprint Corp.                                               33,154      156,818             0.1%
*   T-Mobile US, Inc.                                          11,931      452,066             0.2%
                                                                      ------------            ----
Total Telecommunication Services                                        11,066,755             4.8%
                                                                      ------------            ----
Utilities -- (0.4%)
*   Calpine Corp.                                              17,216      267,020             0.1%
    NRG Energy, Inc.                                           20,677      266,527             0.1%
    UGI Corp.                                                  10,838      397,429             0.2%
                                                                      ------------            ----
Total Utilities                                                            930,976             0.4%
                                                                      ------------            ----
TOTAL COMMON STOCKS                                                    232,349,922            99.9%
TEMPORARY CASH INVESTMENTS -- (0.1%)
                                                                      ------------            ----
    State Street Institutional Liquid Reserves, 0.140%        344,941      344,941             0.1%
                                                                      ------------            ----

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


SECURITIES LENDING COLLATERAL -- (4.9%)
(S)@  DFA Short Term Investment Fund                            1,017,614 $ 11,773,798   5.1%
                                                                          ------------ -----
TOTAL INVESTMENTS -- (100.0%) (Cost $194,521,290)                         $244,468,661 105.1%
                                                                          ============ =====

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                 ------------ ----------- ------- ------------
 Common Stocks
    Consumer Discretionary       $ 32,640,059          --   --    $ 32,640,059
    Consumer Staples               11,292,019          --   --      11,292,019
    Energy                         37,723,698          --   --      37,723,698
    Financials                     48,690,142          --   --      48,690,142
    Health Care                    26,894,315          --   --      26,894,315
    Industrials                    29,075,439          --   --      29,075,439
    Information Technology         25,857,150          --   --      25,857,150
    Materials                       8,179,369          --   --       8,179,369
    Telecommunication Services     11,066,755          --   --      11,066,755
    Utilities                         930,976          --   --         930,976
 Temporary Cash Investments           344,941          --   --         344,941
 Securities Lending Collateral             -- $11,773,798   --      11,773,798
                                 ------------ -----------   --    ------------
 TOTAL                           $232,694,863 $11,773,798   --    $244,468,661
                                 ============ ===========   ==    ============

                       VA INTERNATIONAL VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
COMMON STOCKS -- (96.6%)
AUSTRALIA -- (5.4%)
    Alumina, Ltd.                                              72,510 $   55,630             0.0%
    Asciano, Ltd.                                              70,340    409,626             0.3%
    Aurizon Holdings, Ltd.                                     31,983    117,266             0.1%
#   Australia & New Zealand Banking Group, Ltd.                   914     17,677             0.0%
    Bank of Queensland, Ltd.                                   10,621     98,463             0.1%
    Bendigo and Adelaide Bank, Ltd.                            13,914    105,554             0.1%
    BHP Billiton, Ltd.                                        136,342  2,236,109             1.4%
    BHP Billiton, Ltd. Sponsored ADR                            1,200     39,468             0.0%
    Boral, Ltd.                                                28,197    107,860             0.1%
    Echo Entertainment Group, Ltd.                             17,525     63,339             0.0%
#   Fortescue Metals Group, Ltd.                              214,276    316,623             0.2%
    Incitec Pivot, Ltd.                                        50,399    140,741             0.1%
    Lend Lease Group                                            7,764     71,409             0.1%
    Macquarie Group, Ltd.                                      11,158    675,594             0.4%
    National Australia Bank, Ltd.                               3,464     73,973             0.1%
*   Newcrest Mining, Ltd.                                      38,406    334,564             0.2%
    Oil Search, Ltd.                                            8,897     49,585             0.0%
#   Orica, Ltd.                                                 8,211     96,055             0.1%
    Origin Energy, Ltd.                                        40,331    156,718             0.1%
#   QBE Insurance Group, Ltd.                                  46,090    431,437             0.3%
    Rio Tinto, Ltd.                                            18,075    646,327             0.4%
    Santos, Ltd.                                               67,604    279,078             0.2%
    Seven West Media, Ltd.                                      7,317      3,503             0.0%
*   South32, Ltd.                                              38,453     39,819             0.0%
*   South32, Ltd. ADR                                             480      2,467             0.0%
    Suncorp Group, Ltd.                                        40,680    377,899             0.2%
    Tatts Group, Ltd.                                          19,169     53,821             0.0%
    Treasury Wine Estates, Ltd.                                21,869    109,456             0.1%
    Wesfarmers, Ltd.                                           18,201    508,964             0.3%
    Woodside Petroleum, Ltd.                                   45,160    947,139             0.6%
                                                                      ----------             ---
TOTAL AUSTRALIA                                                        8,566,164             5.5%
                                                                      ----------             ---
AUSTRIA -- (0.1%)
*   Erste Group Bank AG                                         1,660     48,677             0.0%
    OMV AG                                                      3,250     86,540             0.1%
*   Raiffeisen Bank International AG                            3,171     50,038             0.0%
                                                                      ----------             ---
TOTAL AUSTRIA                                                            185,255             0.1%
                                                                      ----------             ---
BELGIUM -- (1.4%)
    Ageas                                                       7,291    321,508             0.2%
    Delhaize Group                                              6,502    603,313             0.4%
    KBC Groep NV                                                7,048    428,530             0.3%
    Solvay SA                                                   3,964    447,818             0.3%
    UCB SA                                                      1,386    119,803             0.1%
    Umicore SA                                                  5,531    234,835             0.1%
                                                                      ----------             ---
TOTAL BELGIUM                                                          2,155,807             1.4%
                                                                      ----------             ---
CANADA -- (8.0%)
    Agnico Eagle Mines, Ltd.                                   14,302    404,604             0.3%
    Bank of Montreal                                           20,714  1,203,276             0.8%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------ ----------- ---------------
CANADA -- (Continued)
    Barrick Gold Corp.                                        48,315 $   371,542             0.2%
*   BlackBerry, Ltd.(09228F103)                                7,330      53,436             0.0%
#*  BlackBerry, Ltd.(BCBHZ31)                                  4,071      29,670             0.0%
    Cameco Corp.                                               9,496     134,558             0.1%
    Canadian Natural Resources, Ltd.(136385101)               57,482   1,334,732             0.9%
    Canadian Natural Resources, Ltd.(2171573)                  2,781      64,484             0.0%
    Canadian Oil Sands, Ltd.                                  38,132     287,827             0.2%
#   Canadian Tire Corp., Ltd. Class A                          4,617     406,124             0.3%
    Cenovus Energy, Inc.                                      45,294     675,334             0.4%
    Crescent Point Energy Corp.(22576C101)                     7,864     107,186             0.1%
#   Crescent Point Energy Corp.(B67C8W8)                      10,603     144,498             0.1%
    Eldorado Gold Corp.                                       15,995      55,982             0.0%
    Empire Co., Ltd.                                          12,801     268,140             0.2%
    Encana Corp.                                              56,704     432,652             0.3%
    Fairfax Financial Holdings, Ltd.                           1,347     663,322             0.4%
    Finning International, Inc.                                6,749     107,873             0.1%
    First Quantum Minerals, Ltd.                              28,330     151,226             0.1%
#   Genworth MI Canada, Inc.                                   2,485      61,441             0.0%
    George Weston, Ltd.                                        2,595     218,539             0.1%
    Goldcorp, Inc.(380956409)                                 10,824     138,764             0.1%
    Goldcorp, Inc.(2676302)                                    4,000      51,178             0.0%
#   Husky Energy, Inc.                                        19,346     261,428             0.2%
#   Industrial Alliance Insurance & Financial Services, Inc.   4,074     133,661             0.1%
*   Kinross Gold Corp.                                        34,783      69,960             0.1%
*   Lundin Mining Corp.                                       15,090      50,892             0.0%
    Manulife Financial Corp.(56501R106)                       27,276     452,509             0.3%
    Manulife Financial Corp.(2492519)                         36,620     607,159             0.4%
#   Maple Leaf Foods, Inc.                                     2,967      47,173             0.0%
*   MEG Energy Corp.                                           8,298      69,044             0.0%
#   Pacific Exploration and Production Corp.                  15,451      30,132             0.0%
    Silver Wheaton Corp.                                       8,589     116,724             0.1%
    SNC-Lavalin Group, Inc.                                    1,700      54,487             0.0%
    Sun Life Financial, Inc.                                  13,504     455,435             0.3%
    Suncor Energy, Inc.(867224107)                            35,374   1,051,669             0.7%
    Suncor Energy, Inc.(B3NB1P2)                              44,654   1,328,760             0.9%
    Teck Resources, Ltd. Class B(878742204)                    3,149      18,485             0.0%
    Teck Resources, Ltd. Class B(2879327)                     14,790      86,641             0.1%
*   Tourmaline Oil Corp.                                       8,473     176,316             0.1%
#   TransAlta Corp.(2901628)                                   7,800      36,387             0.0%
    TransAlta Corp.(89346D107)                                 8,273      38,387             0.0%
*   Turquoise Hill Resources, Ltd.                            38,520     104,283             0.1%
#   Whitecap Resources, Inc.                                  12,035     106,857             0.1%
    WSP Global, Inc.                                           1,503      52,322             0.0%
    Yamana Gold, Inc.                                         24,000      52,493             0.0%
                                                                     -----------             ---
TOTAL CANADA                                                          12,767,592             8.2%
                                                                     -----------             ---
DENMARK -- (1.7%)
    AP Moeller--Maersk A.S. Class A                              131     187,839             0.1%
    AP Moeller--Maersk A.S. Class B                              250     368,955             0.2%
    Carlsberg A.S. Class B                                     4,901     401,535             0.3%
    Danske Bank A.S.                                           8,215     226,025             0.1%
    DSV A.S.                                                   5,771     234,183             0.2%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------ ----------- ---------------
DENMARK -- (Continued)
*   H Lundbeck A.S.                                            1,633 $    47,972             0.0%
    ISS A.S.                                                   4,759     167,404             0.1%
*   Jyske Bank A.S.                                            1,470      71,706             0.1%
    TDC A.S.                                                  49,354     258,017             0.2%
    Vestas Wind Systems A.S.                                  10,367     604,440             0.4%
*   William Demant Holding A.S.                                  618      53,690             0.0%
                                                                     -----------             ---
TOTAL DENMARK                                                          2,621,766             1.7%
                                                                     -----------             ---
FINLAND -- (0.6%)
    Fortum Oyj                                                18,037     270,481             0.2%
    Neste Oyj                                                  2,951      71,953             0.0%
    Stora Enso Oyj Class R                                    36,977     343,005             0.2%
    UPM-Kymmene Oyj                                           12,967     242,755             0.2%
                                                                     -----------             ---
TOTAL FINLAND                                                            928,194             0.6%
                                                                     -----------             ---
FRANCE -- (8.8%)
    AXA SA                                                    58,284   1,555,490             1.0%
    BNP Paribas SA                                            15,671     949,619             0.6%
    Bollore SA                                                13,241      65,456             0.0%
    Bouygues SA                                               12,585     475,675             0.3%
    Casino Guichard Perrachon SA                               3,630     208,561             0.1%
#   Cie de Saint-Gobain                                       28,826   1,206,686             0.8%
    Cie Generale des Etablissements Michelin                   2,923     290,768             0.2%
    CNP Assurances                                            11,476     163,696             0.1%
    Credit Agricole SA                                        13,214     166,899             0.1%
    Eiffage SA                                                   524      32,646             0.0%
    Electricite de France SA                                   7,469     138,830             0.1%
    Engie SA                                                  57,047     998,368             0.7%
    Natixis SA                                                31,366     192,006             0.1%
    Orange SA                                                 83,508   1,472,387             1.0%
*   Peugeot SA                                                26,590     467,173             0.3%
    Renault SA                                                13,073   1,231,792             0.8%
    Rexel SA                                                  12,216     166,722             0.1%
    SCOR SE                                                    3,788     140,848             0.1%
    Societe Generale SA                                       29,581   1,373,836             0.9%
    STMicroelectronics NV                                     35,091     241,786             0.2%
#   Total SA                                                  49,013   2,370,211             1.5%
#   Vallourec SA                                               5,254      58,158             0.0%
                                                                     -----------             ---
TOTAL FRANCE                                                          13,967,613             9.0%
                                                                     -----------             ---
GERMANY -- (7.7%)
    Allianz SE                                                12,806   2,241,917             1.5%
    Allianz SE Sponsored ADR                                  37,493     658,002             0.4%
    Bayerische Motoren Werke AG                               13,666   1,399,786             0.9%
*   Commerzbank AG                                            25,181     276,934             0.2%
    Daimler AG                                                35,257   3,057,266             2.0%
    Deutsche Bank AG(D18190898)                               17,969     502,234             0.3%
    Deutsche Bank AG(5750355)                                 17,944     502,231             0.3%
*   Deutsche Lufthansa AG                                     13,926     205,656             0.1%
    E.ON SE                                                   37,082     391,184             0.3%
    Fraport AG Frankfurt Airport Services Worldwide            2,342     148,489             0.1%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
GERMANY -- (Continued)
    Hannover Rueck SE                                           1,277 $   147,634             0.1%
    HeidelbergCement AG                                         4,561     339,656             0.2%
    K+S AG                                                      8,296     209,418             0.1%
    Metro AG                                                    8,271     254,463             0.2%
    Muenchener Rueckversicherungs-Gesellschaft AG               2,633     525,004             0.3%
    Osram Licht AG                                              3,077     180,817             0.1%
    RWE AG                                                     60,150     835,920             0.5%
*   Talanx AG                                                   3,757     120,385             0.1%
    Telefonica Deutschland Holding AG                          19,601     126,184             0.1%
#   Volkswagen AG                                               1,159     160,488             0.1%
                                                                      -----------             ---
TOTAL GERMANY                                                          12,283,668             7.9%
                                                                      -----------             ---
HONG KONG -- (2.4%)
    Cathay Pacific Airways, Ltd.                               75,000     148,366             0.1%
    CK Hutchison Holdings, Ltd.                                24,012     330,043             0.2%
    FIH Mobile, Ltd.                                          138,000      65,995             0.0%
    Guoco Group, Ltd.                                           1,000      11,466             0.0%
    Hang Lung Group, Ltd.                                      32,000     116,438             0.1%
    Hang Lung Properties, Ltd.                                103,000     252,287             0.2%
    Hongkong & Shanghai Hotels (The)                           10,552      11,985             0.0%
    Hopewell Holdings, Ltd.                                    19,000      68,559             0.0%
    Kerry Logistics Network, Ltd.                               7,750      11,527             0.0%
    Kerry Properties, Ltd.                                     26,500      78,273             0.1%
    MTR Corp., Ltd.                                            52,378     237,623             0.2%
    New World Development Co., Ltd.                           424,737     452,482             0.3%
    NWS Holdings, Ltd.                                         59,000      88,826             0.1%
    Orient Overseas International, Ltd.                         9,000      42,917             0.0%
    Shangri-La Asia, Ltd.                                      76,000      69,357             0.0%
    Sino Land Co., Ltd.                                        73,388     113,274             0.1%
    Sun Hung Kai Properties, Ltd.                              50,362     673,373             0.4%
    Swire Pacific, Ltd. Class A                                29,500     341,965             0.2%
    Swire Pacific, Ltd. Class B                                22,500      48,898             0.0%
    Wharf Holdings, Ltd. (The)                                 52,635     313,877             0.2%
    Wheelock & Co., Ltd.                                       53,000     247,039             0.2%
    Yue Yuen Industrial Holdings, Ltd.                         15,000      54,528             0.0%
                                                                      -----------             ---
TOTAL HONG KONG                                                         3,779,098             2.4%
                                                                      -----------             ---
IRELAND -- (0.2%)
*   Bank of Ireland                                           522,026     194,101             0.1%
*   Bank of Ireland Sponsored ADR                               5,075      75,105             0.0%
    CRH P.L.C. Sponsored ADR                                    3,656     100,028             0.1%
                                                                      -----------             ---
TOTAL IRELAND                                                             369,234             0.2%
                                                                      -----------             ---
ISRAEL -- (0.6%)
    Azrieli Group                                                 963      37,741             0.0%
    Bank Hapoalim BM                                           64,982     338,255             0.2%
*   Bank Leumi Le-Israel BM                                    45,259     171,730             0.1%
*   Israel Discount Bank, Ltd. Class A                         34,311      62,757             0.0%
    Mizrahi Tefahot Bank, Ltd.                                  9,872     119,979             0.1%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
ISRAEL -- (Continued)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR          3,769 $  223,087             0.2%
                                                                      ----------             ---
TOTAL ISRAEL                                                             953,549             0.6%
                                                                      ----------             ---
ITALY -- (1.8%)
*   Banca Monte dei Paschi di Siena SpA                        53,549     98,300             0.1%
*   Banco Popolare SC                                           4,918     73,491             0.0%
    Eni SpA                                                    57,031    931,330             0.6%
*   Telecom Italia SpA                                         23,258     32,447             0.0%
*   Telecom Italia SpA Sponsored ADR                           21,000    291,900             0.2%
    UniCredit SpA                                             182,300  1,177,123             0.8%
    Unione di Banche Italiane SpA                              35,753    267,495             0.2%
                                                                      ----------             ---
TOTAL ITALY                                                            2,872,086             1.9%
                                                                      ----------             ---
JAPAN -- (21.0%)
    77 Bank, Ltd. (The)                                         9,000     49,768             0.0%
    Aeon Co., Ltd.                                             43,800    648,952             0.4%
    Aisin Seiki Co., Ltd.                                       9,200    365,139             0.2%
    Amada Holdings Co., Ltd.                                    8,800     78,482             0.1%
    Aoyama Trading Co., Ltd.                                    1,900     69,223             0.0%
    Asahi Glass Co., Ltd.                                      26,000    148,863             0.1%
    Asahi Kasei Corp.                                          59,000    362,061             0.2%
    Bank of Kyoto, Ltd. (The)                                   8,000     80,796             0.1%
    Bank of Yokohama, Ltd. (The)                               46,000    287,091             0.2%
    Brother Industries, Ltd.                                    8,600    109,920             0.1%
    Canon Marketing Japan, Inc.                                 2,000     30,405             0.0%
    Chiba Bank, Ltd. (The)                                     22,000    160,491             0.1%
    Chugoku Bank, Ltd. (The)                                    4,700     66,629             0.0%
    Citizen Holdings Co., Ltd.                                 11,700     88,680             0.1%
    Coca-Cola East Japan Co., Ltd.                              2,800     39,352             0.0%
    Coca-Cola West Co., Ltd.                                    2,800     56,623             0.0%
    COMSYS Holdings Corp.                                       4,600     60,083             0.0%
    Dai Nippon Printing Co., Ltd.                              13,000    134,447             0.1%
    Dai-ichi Life Insurance Co., Ltd. (The)                    11,000    190,292             0.1%
    Daido Steel Co., Ltd.                                      15,000     57,417             0.0%
#   Daihatsu Motor Co., Ltd.                                    9,500    116,372             0.1%
    Denka Co., Ltd.                                            16,000     74,248             0.1%
    DIC Corp.                                                  25,000     67,671             0.0%
#   Ebara Corp.                                                55,000    238,289             0.2%
    Fuji Media Holdings, Inc.                                   1,800     21,413             0.0%
    FUJIFILM Holdings Corp.                                    11,500    458,720             0.3%
    Fujikura, Ltd.                                              5,000     25,700             0.0%
    Fukuoka Financial Group, Inc.                              22,000    115,767             0.1%
    Glory, Ltd.                                                 1,200     30,359             0.0%
    Gunma Bank, Ltd. (The)                                     12,000     75,536             0.1%
    H2O Retailing Corp.                                         4,100     79,645             0.1%
    Hachijuni Bank, Ltd. (The)                                 15,000    102,281             0.1%
    Hankyu Hanshin Holdings, Inc.                              33,000    214,966             0.1%
    Hitachi Capital Corp.                                       6,500    186,776             0.1%
    Hitachi Chemical Co., Ltd.                                  4,000     63,230             0.0%
#   Hitachi Construction Machinery Co., Ltd.                    7,000    108,408             0.1%
    Hitachi High-Technologies Corp.                             2,200     59,165             0.0%
    Hitachi Transport System, Ltd.                                900     15,844             0.0%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
#   Hitachi, Ltd.                                             164,000 $  946,081             0.6%
    Hokuhoku Financial Group, Inc.                             46,000    102,130             0.1%
    Honda Motor Co., Ltd.                                      56,200  1,859,120             1.2%
#   Ibiden Co., Ltd.                                            5,300     73,029             0.1%
    Idemitsu Kosan Co., Ltd.                                    4,300     70,518             0.0%
    Iida Group Holdings Co., Ltd.                               5,800    108,709             0.1%
    Inpex Corp.                                                25,900    246,879             0.2%
    ITOCHU Corp.                                               54,600    683,209             0.4%
    Iyo Bank, Ltd. (The)                                        7,000     75,265             0.1%
    J Front Retailing Co., Ltd.                                13,000    213,490             0.1%
#   JFE Holdings, Inc.                                         18,100    284,541             0.2%
    Joyo Bank, Ltd. (The)                                      12,000     62,329             0.0%
    JSR Corp.                                                   6,800    107,394             0.1%
    JX Holdings, Inc.                                          54,027    212,146             0.1%
#   K's Holdings Corp.                                            700     24,703             0.0%
    Kamigumi Co., Ltd.                                          8,000     68,733             0.0%
    Kaneka Corp.                                               36,000    319,221             0.2%
    Kawasaki Kisen Kaisha, Ltd.                                60,000    134,707             0.1%
    Keiyo Bank, Ltd. (The)                                      4,000     20,097             0.0%
    Kinden Corp.                                                2,000     25,985             0.0%
    Kobe Steel, Ltd.                                          220,000    277,810             0.2%
    Komatsu, Ltd.                                              17,200    282,725             0.2%
    Konica Minolta, Inc.                                       27,100    278,437             0.2%
    Kuraray Co., Ltd.                                          19,600    241,744             0.2%
*   Kyushu Financial Group, Inc.                                5,550     42,682             0.0%
    LIXIL Group Corp.                                           9,000    192,690             0.1%
#   Marubeni Corp.                                             48,000    277,345             0.2%
    Mitsubishi Chemical Holdings Corp.                         92,900    578,912             0.4%
    Mitsubishi Corp.                                           18,700    339,977             0.2%
    Mitsubishi Gas Chemical Co., Inc.                          11,000     61,329             0.0%
#   Mitsubishi Heavy Industries, Ltd.                          55,000    277,281             0.2%
#   Mitsubishi Logistics Corp.                                  2,000     28,704             0.0%
    Mitsubishi Materials Corp.                                 64,000    223,253             0.1%
    Mitsubishi UFJ Financial Group, Inc.                      360,700  2,332,838             1.5%
    Mitsui & Co., Ltd.                                         17,200    218,146             0.1%
    Mitsui Chemicals, Inc.                                     49,000    185,276             0.1%
    Mitsui OSK Lines, Ltd.                                     26,000     69,431             0.0%
    Mizuho Financial Group, Inc.                              863,500  1,778,676             1.1%
    MS&AD Insurance Group Holdings, Inc.                        8,450    249,111             0.2%
    Nagase & Co., Ltd.                                          2,000     24,803             0.0%
    NEC Corp.                                                 129,000    397,963             0.3%
    NHK Spring Co., Ltd.                                        8,700     88,548             0.1%
#   Nikon Corp.                                                12,600    162,999             0.1%
    Nippo Corp.                                                 2,000     34,852             0.0%
#   Nippon Electric Glass Co., Ltd.                            14,000     68,507             0.0%
    Nippon Express Co., Ltd.                                   56,000    288,495             0.2%
#   Nippon Paper Industries Co., Ltd.                           4,100     75,992             0.1%
    Nippon Shokubai Co., Ltd.                                   2,200    172,166             0.1%
    Nippon Steel & Sumitomo Metal Corp.                        28,219    572,061             0.4%
    Nippon Yusen K.K.                                         101,000    264,258             0.2%
    Nishi-Nippon City Bank, Ltd. (The)                         18,000     52,599             0.0%
    Nissan Motor Co., Ltd.                                     89,500    927,777             0.6%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Nissan Shatai Co., Ltd.                                     1,200 $   13,838             0.0%
    Nisshinbo Holdings, Inc.                                    3,000     40,742             0.0%
    NOK Corp.                                                   3,000     70,499             0.0%
    Nomura Holdings, Inc.                                      63,200    397,550             0.3%
    Nomura Real Estate Holdings, Inc.                           3,000     64,107             0.0%
    NTN Corp.                                                  23,000    114,303             0.1%
    NTT DOCOMO, Inc.                                            8,700    169,437             0.1%
    Obayashi Corp.                                              9,000     78,931             0.1%
    Oji Holdings Corp.                                         46,000    238,234             0.2%
    Otsuka Holdings Co., Ltd.                                   1,800     59,905             0.0%
    Resona Holdings, Inc.                                      57,000    301,605             0.2%
    Ricoh Co., Ltd.                                            48,900    527,039             0.3%
    Rohm Co., Ltd.                                              2,400    118,636             0.1%
    Sankyo Co., Ltd.                                            1,800     69,371             0.0%
    SBI Holdings, Inc.                                          7,180     81,266             0.1%
    Seino Holdings Co., Ltd.                                    5,000     59,341             0.0%
    Sekisui House, Ltd.                                        32,800    546,002             0.4%
    Shinsei Bank, Ltd.                                        116,000    243,226             0.2%
    Shizuoka Bank, Ltd. (The)                                   4,000     40,127             0.0%
    Showa Denko KK                                             77,000     96,979             0.1%
    Showa Shell Sekiyu K.K.                                     3,900     34,423             0.0%
    SKY Perfect JSAT Holdings, Inc.                             2,300     12,106             0.0%
    Sojitz Corp.                                               34,370     75,597             0.1%
    Sompo Japan Nipponkoa Holdings, Inc.                        5,600    175,830             0.1%
    Sumitomo Chemical Co., Ltd.                                98,000    561,364             0.4%
    Sumitomo Corp.                                             14,200    155,309             0.1%
    Sumitomo Electric Industries, Ltd.                         40,400    551,377             0.4%
    Sumitomo Forestry Co., Ltd.                                 6,300     75,352             0.1%
    Sumitomo Heavy Industries, Ltd.                            21,000     94,626             0.1%
    Sumitomo Metal Mining Co., Ltd.                            18,000    223,315             0.1%
    Sumitomo Mitsui Financial Group, Inc.                      46,800  1,867,023             1.2%
    Sumitomo Mitsui Trust Holdings, Inc.                       90,030    345,584             0.2%
    Sumitomo Osaka Cement Co., Ltd.                            14,000     53,949             0.0%
    Sumitomo Rubber Industries, Ltd.                            7,600    113,038             0.1%
    Suzuki Motor Corp.                                         10,200    333,983             0.2%
    T&D Holdings, Inc.                                         36,900    484,892             0.3%
    Takashimaya Co., Ltd.                                      22,000    196,663             0.1%
    TDK Corp.                                                   7,700    490,462             0.3%
    Teijin, Ltd.                                               59,000    208,273             0.1%
    Tokai Rika Co., Ltd.                                        6,700    144,872             0.1%
    Tokio Marine Holdings, Inc.                                 5,100    196,512             0.1%
    Toppan Printing Co., Ltd.                                  14,000    125,545             0.1%
*   Toshiba Corp.                                             114,000    321,600             0.2%
    Tosoh Corp.                                                31,000    157,441             0.1%
    Toyo Seikan Group Holdings, Ltd.                            5,100     98,549             0.1%
    Toyoda Gosei Co., Ltd.                                      6,400    146,701             0.1%
    Toyota Tsusho Corp.                                        14,000    320,629             0.2%
    TS Tech Co., Ltd.                                           1,800     49,366             0.0%
    Ube Industries, Ltd.                                       42,000     88,190             0.1%
    UNY Group Holdings Co., Ltd.                                5,300     29,302             0.0%
    Wacoal Holdings Corp.                                       2,000     25,097             0.0%
    Yamada Denki Co., Ltd.                                     17,800     80,076             0.1%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
JAPAN -- (Continued)
#   Yamaguchi Financial Group, Inc.                             6,000 $    73,798             0.1%
    Yamazaki Baking Co., Ltd.                                   4,000      77,034             0.1%
    Yokohama Rubber Co., Ltd. (The)                             3,000      57,671             0.0%
    Zeon Corp.                                                 17,000     138,750             0.1%
                                                                      -----------            ----
TOTAL JAPAN                                                            33,360,214            21.5%
                                                                      -----------            ----
NETHERLANDS -- (2.7%)
    Aegon NV                                                   46,736     286,794             0.2%
    ArcelorMittal(B03XPL1)                                     36,292     202,664             0.1%
#   ArcelorMittal(B295F26)                                     31,129     174,634             0.1%
    Boskalis Westminster                                        3,998     194,041             0.1%
    ING Groep NV                                               95,778   1,399,033             0.9%
    ING Groep NV Sponsored ADR                                 18,092     261,791             0.2%
    Koninklijke DSM NV                                         11,324     603,655             0.4%
    Koninklijke KPN NV                                         50,188     183,899             0.1%
    Koninklijke Philips NV(500472303)                          13,055     351,702             0.2%
    Koninklijke Philips NV(5986622)                            19,984     538,743             0.4%
    TNT Express NV                                              3,513      29,520             0.0%
                                                                      -----------            ----
TOTAL NETHERLANDS                                                       4,226,476             2.7%
                                                                      -----------            ----
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd.                       10,500      37,313             0.0%
    Fletcher Building, Ltd.                                    12,046      60,672             0.1%
                                                                      -----------            ----
TOTAL NEW ZEALAND                                                          97,985             0.1%
                                                                      -----------            ----
NORWAY -- (0.6%)
    DNB ASA                                                    14,732     187,567             0.1%
    Norsk Hydro ASA                                            34,901     125,008             0.1%
    Petroleum Geo-Services ASA                                  2,320       9,707             0.0%
#   Seadrill, Ltd.                                             14,728      95,290             0.1%
    Statoil ASA                                                24,197     391,126             0.3%
*   Storebrand ASA                                             20,270      70,729             0.0%
*   Subsea 7 SA                                                 8,987      70,488             0.0%
                                                                      -----------            ----
TOTAL NORWAY                                                              949,915             0.6%
                                                                      -----------            ----
PORTUGAL -- (0.0%)
*   Banco Espirito Santo SA                                    40,541          --             0.0%
                                                                      -----------            ----
SINGAPORE -- (1.0%)
    CapitaLand, Ltd.                                           41,200      90,884             0.1%
    City Developments, Ltd.                                    15,800      89,417             0.1%
    Golden Agri-Resources, Ltd.                               242,500      67,299             0.0%
    Hutchison Port Holdings Trust                             275,100     152,366             0.1%
    Olam International, Ltd.                                   13,000      18,508             0.0%
    Oversea-Chinese Banking Corp., Ltd.                        53,381     343,125             0.2%
    SembCorp Industries, Ltd.                                  40,700     103,710             0.1%
    Singapore Airlines, Ltd.                                   32,200     247,722             0.2%
    United Industrial Corp., Ltd.                              19,000      41,741             0.0%
    United Overseas Bank, Ltd.                                 17,000     246,853             0.1%
    UOL Group, Ltd.                                            23,399     109,198             0.1%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
SINGAPORE -- (Continued)
    Wilmar International, Ltd.                                 50,800 $  113,201             0.1%
                                                                      ----------             ---
TOTAL SINGAPORE                                                        1,624,024             1.1%
                                                                      ----------             ---
SPAIN -- (3.2%)
    Acciona SA                                                    930     78,017             0.1%
    Banco de Sabadell SA                                      133,885    258,304             0.2%
    Banco Popular Espanol SA                                   50,772    193,040             0.1%
    Banco Santander SA                                        369,822  2,065,897             1.3%
    Iberdrola SA                                              247,528  1,765,157             1.2%
    Mapfre SA                                                  66,932    198,572             0.1%
    Repsol SA                                                  40,350    507,941             0.3%
                                                                      ----------             ---
TOTAL SPAIN                                                            5,066,928             3.3%
                                                                      ----------             ---
SWEDEN -- (3.1%)
    Boliden AB                                                 20,869    399,565             0.3%
#   ICA Gruppen AB                                              1,636     58,363             0.1%
    Nordea Bank AB                                             57,139    630,451             0.4%
    Skandinaviska Enskilda Banken AB Class A                   60,757    638,001             0.4%
#*  SSAB AB Class A                                             5,533     19,949             0.0%
*   SSAB AB Class B                                             2,545      8,032             0.0%
    Svenska Cellulosa AB SCA Class A                              318      9,383             0.0%
    Svenska Cellulosa AB SCA Class B                           37,150  1,094,215             0.7%
    Svenska Handelsbanken AB Class A                           10,787    146,503             0.1%
    Swedbank AB Class A                                        15,917    364,712             0.2%
    Tele2 AB Class B                                           18,428    184,033             0.1%
    Telefonaktiebolaget LM Ericsson Class A                       164      1,490             0.0%
    Telefonaktiebolaget LM Ericsson Class B                    57,559    560,193             0.4%
    Telefonaktiebolaget LM Ericsson Sponsored ADR              27,013    263,107             0.2%
    TeliaSonera AB                                            101,066    516,399             0.3%
                                                                      ----------             ---
TOTAL SWEDEN                                                           4,894,396             3.2%
                                                                      ----------             ---
SWITZERLAND -- (9.2%)
    ABB, Ltd.                                                  95,921  1,809,617             1.2%
    Adecco SA                                                  10,508    781,115             0.5%
    Aryzta AG                                                   5,172    232,895             0.2%
    Baloise Holding AG                                          2,271    272,286             0.2%
    Cie Financiere Richemont SA                                20,167  1,729,271             1.1%
    Clariant AG                                                19,316    355,189             0.2%
    Credit Suisse Group AG                                     36,231    903,645             0.6%
#   Credit Suisse Group AG Sponsored ADR                        1,917     47,925             0.0%
*   Dufry AG                                                      740     86,451             0.1%
    Helvetia Holding AG                                            59     30,858             0.0%
    Julius Baer Group, Ltd.                                     5,658    280,538             0.2%
    LafargeHolcim, Ltd.(7110753)                               12,033    677,635             0.4%
*   LafargeHolcim, Ltd.(BZ3DNX4)                                8,340    469,065             0.3%
    Lonza Group AG                                              3,454    506,977             0.3%
    Novartis AG                                                 4,137    374,765             0.3%
    OC Oerlikon Corp. AG                                        1,284     12,321             0.0%
    Swatch Group AG (The)(7184736)                              2,662    192,308             0.1%
    Swatch Group AG (The)(7184725)                              2,051    800,997             0.5%
    Swiss Life Holding AG                                         756    180,147             0.1%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                               SHARES     VALUE++    OF NET ASSETS**
                                                              --------- ------------ ---------------
SWITZERLAND -- (Continued)
    Swiss Re AG                                                  17,407 $  1,615,905             1.0%
    Syngenta AG                                                   1,549      520,418             0.3%
    UBS Group AG(BRJL176)                                        45,288      904,511             0.6%
*   UBS Group AG(H42097107)                                       9,491      190,105             0.1%
    Zurich Insurance Group AG                                     6,382    1,684,209             1.1%
                                                                        ------------            ----
TOTAL SWITZERLAND                                                         14,659,153             9.4%
                                                                        ------------            ----
UNITED KINGDOM -- (17.0%)
    Anglo American P.L.C.                                        54,333      455,838             0.3%
    Aviva P.L.C.                                                 31,509      235,488             0.2%
    Barclays P.L.C.                                                 293        1,044             0.0%
    Barclays P.L.C. Sponsored ADR                               142,623    2,029,525             1.3%
    Barratt Developments P.L.C.                                  16,534      155,758             0.1%
    BP P.L.C. Sponsored ADR                                     153,763    5,489,339             3.5%
    Carnival P.L.C.                                               2,639      146,875             0.1%
    Carnival P.L.C. ADR                                           2,554      142,385             0.1%
    Glencore P.L.C.                                             164,680      284,312             0.2%
    HSBC Holdings P.L.C. Sponsored ADR                          114,039    4,455,504             2.9%
    Investec P.L.C.                                               6,563       54,671             0.0%
    J Sainsbury P.L.C.                                           62,037      254,193             0.2%
    Kingfisher P.L.C.                                           114,815      624,107             0.4%
    Lloyds Banking Group P.L.C. ADR                               9,440       43,235             0.0%
    Old Mutual P.L.C.                                            89,197      291,531             0.2%
*   Royal Bank of Scotland Group P.L.C.                          77,716      379,770             0.2%
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR            20,712      200,492             0.1%
    Royal Dutch Shell P.L.C. Sponsored ADR(B03MM73)              39,328    2,072,192             1.3%
    Royal Dutch Shell P.L.C. Sponsored ADR(780259206)            49,456    2,594,462             1.7%
    Royal Mail P.L.C.                                            19,917      136,453             0.1%
    Standard Chartered P.L.C.                                    91,093    1,011,190             0.6%
    Vodafone Group P.L.C.                                     1,463,266    4,815,508             3.1%
    Vodafone Group P.L.C. Sponsored ADR                          22,008      725,598             0.5%
    WM Morrison Supermarkets P.L.C.                             112,357      291,341             0.2%
                                                                        ------------            ----
TOTAL UNITED KINGDOM                                                      26,890,811            17.3%
                                                                        ------------            ----
TOTAL COMMON STOCKS                                                      153,219,928            98.7%
                                                                        ------------            ----
PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
    Bayerische Motoren Werke AG                                   1,609      130,115             0.1%
    Porsche Automobil Holding SE                                  2,456      114,803             0.1%
    Volkswagen AG                                                 5,931      711,928             0.4%
                                                                        ------------            ----
TOTAL GERMANY                                                                956,846             0.6%
                                                                        ------------            ----
TOTAL PREFERRED STOCKS                                                       956,846             0.6%
                                                                        ------------            ----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*   Treasury Wine Estates, Ltd. Rights 11/04/15                   2,573           --             0.0%
                                                                        ------------            ----
SPAIN -- (0.0%)
*   Banco Santander SA Rights 11/03/15                          369,821       20,334             0.0%
                                                                        ------------            ----

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


  TOTAL RIGHTS/WARRANTS                                            20,334 0.0%
                                                              ----------- ---
  TOTAL INVESTMENT SECURITIES                                 154,197,108
                                                              -----------


                                                                                   PERCENTAGE
                                                            SHARES     VALUE+    OF NET ASSETS**
                                                            ------- ------------ ---------------
  SECURITIES LENDING COLLATERAL -- (2.8%)
  (S)@ DFA Short Term Investment Fund                       377,367 $  4,366,133             2.8%
                                                                    ------------           -----
  TOTAL INVESTMENTS -- (100.0%) (Cost $176,589,062)                 $158,563,241           102.1%
                                                                    ============           =====

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------
                                 LEVEL 1        LEVEL 2    LEVEL 3    TOTAL
                               ------------   ------------ ------- ------------
Common Stocks
   Australia                   $     41,935   $  8,524,229   --    $  8,566,164
   Austria                               --        185,255   --         185,255
   Belgium                               --      2,155,807   --       2,155,807
   Canada                        12,767,592             --   --      12,767,592
   Denmark                               --      2,621,766   --       2,621,766
   Finland                               --        928,194   --         928,194
   France                                --     13,967,613   --      13,967,613
   Germany                        1,160,236     11,123,432   --      12,283,668
   Hong Kong                             --      3,779,098   --       3,779,098
   Ireland                          175,133        194,101   --         369,234
   Israel                           223,087        730,462   --         953,549
   Italy                            291,900      2,580,186   --       2,872,086
   Japan                             42,682     33,317,532   --      33,360,214
   Netherlands                      788,127      3,438,349   --       4,226,476
   New Zealand                           --         97,985   --          97,985
   Norway                            95,290        854,625   --         949,915
   Portugal                              --             --   --              --
   Singapore                             --      1,624,024   --       1,624,024
   Spain                                 --      5,066,928   --       5,066,928
   Sweden                           263,107      4,631,289   --       4,894,396
   Switzerland                      238,030     14,421,123   --      14,659,153
   United Kingdom                17,752,732      9,138,079   --      26,890,811
Preferred Stocks
   Germany                               --        956,846   --         956,846
Rights/Warrants
   Australia                             --             --   --              --
   Spain                                 --         20,334   --          20,334
Securities Lending Collateral            --      4,366,133   --       4,366,133
                               ------------   ------------   --    ------------
TOTAL                          $33,839,851    $124,723,390   --    $158,563,241
                               ============   ============   ==    ============

                       VA INTERNATIONAL SMALL PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
COMMON STOCKS -- (91.0%)
AUSTRALIA -- (5.5%)
    Adelaide Brighton, Ltd.                                    31,770 $ 94,367             0.1%
*   AED Oil, Ltd.                                               4,139       --             0.0%
    Ainsworth Game Technology, Ltd.                             8,468   19,066             0.0%
*   Alkane Resources, Ltd.                                     19,700    3,440             0.0%
#   ALS, Ltd.                                                  20,204   73,545             0.1%
    Altium, Ltd.                                               10,936   34,867             0.0%
    Alumina, Ltd.                                             138,507  106,263             0.1%
    Amalgamated Holdings, Ltd.                                  5,533   55,099             0.1%
    Ansell, Ltd.                                                9,060  128,924             0.1%
    AP Eagers, Ltd.                                             2,704   20,504             0.0%
*   APN News & Media, Ltd.                                     73,867   26,909             0.0%
#*  Aquarius Platinum, Ltd.                                    55,455    9,617             0.0%
#   ARB Corp., Ltd.                                             6,754   70,794             0.1%
    Ardent Leisure Group                                       34,120   67,426             0.1%
#   Arrium, Ltd.                                              211,294   14,930             0.0%
    Atlas Iron, Ltd.                                           49,744      985             0.0%
#   Ausdrill, Ltd.                                             21,215    5,187             0.0%
    AusNet Services                                            50,794   52,096             0.1%
    Austal, Ltd.                                               11,584   18,674             0.0%
    Austbrokers Holdings, Ltd.                                  3,950   26,520             0.0%
*   Austin Engineering, Ltd.                                    1,619      390             0.0%
*   Australian Agricultural Co., Ltd.                          35,981   38,544             0.0%
    Australian Pharmaceutical Industries, Ltd.                 47,133   66,330             0.1%
    Auswide Bank, Ltd.                                            777    2,968             0.0%
    Automotive Holdings Group, Ltd.                            13,530   40,745             0.0%
    Aveo Group                                                 14,969   32,699             0.0%
    AVJennings, Ltd.                                           30,044   12,007             0.0%
*   AWE, Ltd.                                                  53,433   23,866             0.0%
    Bank of Queensland, Ltd.                                    6,279   58,210             0.1%
#*  BC Iron, Ltd.                                              16,407    3,146             0.0%
    Beach Energy, Ltd.                                        107,977   49,048             0.0%
    Beadell Resources, Ltd.                                    69,221    7,904             0.0%
#   Bega Cheese, Ltd.                                           9,353   38,467             0.0%
*   Billabong International, Ltd.                              43,292   22,598             0.0%
    Blackmores, Ltd.                                            1,296  154,283             0.1%
    BlueScope Steel, Ltd.                                      12,956   40,832             0.0%
*   Boart Longyear, Ltd.                                       30,454    2,157             0.0%
*   Boom Logistics, Ltd.                                       20,098    1,550             0.0%
    Boral, Ltd.                                                18,212   69,665             0.1%
#*  Bradken, Ltd.                                              21,442   14,692             0.0%
#   Breville Group, Ltd.                                        7,643   35,624             0.0%
    Brickworks, Ltd.                                            2,575   26,602             0.0%
    BT Investment Management, Ltd.                              7,784   62,948             0.1%
#   Cabcharge Australia, Ltd.                                   9,538   19,089             0.0%
#   Cardno, Ltd.                                               15,729   34,015             0.0%
*   Carnarvon Petroleum, Ltd.                                   6,703      572             0.0%
#   carsales.com, Ltd.                                          9,629   66,956             0.1%
#   Cash Converters International, Ltd.                        15,875    5,813             0.0%
    Cedar Woods Properties, Ltd.                                6,587   19,672             0.0%
    Challenger, Ltd.                                           28,257  164,773             0.1%
*   Coal of Africa, Ltd.                                       22,474      838             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
AUSTRALIA -- (Continued)
    Cochlear, Ltd.                                              2,064 $130,266             0.1%
    Codan, Ltd.                                                 2,725    1,683             0.0%
#   Corporate Travel Management, Ltd.                           4,043   32,293             0.0%
    Credit Corp. Group, Ltd.                                    3,078   19,192             0.0%
    CSG, Ltd.                                                  15,131   17,327             0.0%
    CSR, Ltd.                                                  30,757   60,213             0.1%
#*  Cudeco, Ltd.                                                4,262    3,384             0.0%
    Decmil Group, Ltd.                                          8,327    5,543             0.0%
#   Dick Smith Holdings, Ltd.                                  10,562    5,215             0.0%
    Domino's Pizza Enterprises, Ltd.                            4,296  142,076             0.1%
    Downer EDI, Ltd.                                           28,150   70,738             0.1%
#*  Drillsearch Energy, Ltd.                                   45,211   25,283             0.0%
    DuluxGroup, Ltd.                                           23,068   96,443             0.1%
    Echo Entertainment Group, Ltd.                             39,265  141,912             0.1%
*   Elders, Ltd.                                                1,583    4,809             0.0%
*   Emeco Holdings, Ltd.                                       37,864    1,477             0.0%
#*  Energy World Corp., Ltd.                                   50,545    8,958             0.0%
    Equity Trustees, Ltd.                                       1,194   19,616             0.0%
    ERM Power, Ltd.                                            19,540   22,838             0.0%
    Evolution Mining, Ltd.                                     37,766   37,619             0.0%
    Fairfax Media, Ltd.                                       153,567  102,708             0.1%
#*  Fleetwood Corp., Ltd.                                       6,315    6,929             0.0%
#   FlexiGroup, Ltd.                                            8,398   18,243             0.0%
    Flight Centre Travel Group, Ltd.                            2,680   72,102             0.1%
#   G8 Education, Ltd.                                         16,743   35,687             0.0%
    GrainCorp, Ltd. Class A                                    11,737   75,241             0.1%
    Greencross, Ltd.                                            2,164    9,583             0.0%
    GUD Holdings, Ltd.                                          6,288   35,860             0.0%
#   GWA Group, Ltd.                                            23,855   41,950             0.0%
    Hills, Ltd.                                                26,079    8,059             0.0%
*   Horizon Oil, Ltd.                                          75,236    6,409             0.0%
    Iluka Resources, Ltd.                                      24,969  113,227             0.1%
*   Imdex, Ltd.                                                13,781    2,213             0.0%
#   IMF Bentham, Ltd.                                          13,775   14,110             0.0%
#   Independence Group NL                                      19,463   38,127             0.0%
#*  Infigen Energy                                             14,000    3,725             0.0%
    Infomedia, Ltd.                                            29,538   15,393             0.0%
#   InvoCare, Ltd.                                              5,155   40,579             0.0%
    IOOF Holdings, Ltd.                                        15,998  105,870             0.1%
    IRESS, Ltd.                                                 7,509   50,010             0.1%
#   JB Hi-Fi, Ltd.                                              6,123   77,907             0.1%
*   Karoon Gas Australia, Ltd.                                  5,930    7,443             0.0%
*   Kingsgate Consolidated, Ltd.                               11,507    5,388             0.0%
#*  Lynas Corp., Ltd.                                          10,000      413             0.0%
    M2 Group, Ltd.                                             10,687   74,792             0.1%
    MACA, Ltd.                                                  3,463    2,129             0.0%
*   Macmahon Holdings, Ltd.                                    69,831    4,916             0.0%
    Macquarie Atlas Roads Group                                28,473   82,257             0.1%
    Magellan Financial Group, Ltd.                              6,604  105,174             0.1%
*   Mayne Pharma Group, Ltd.                                   67,597   49,090             0.0%
    McMillan Shakespeare, Ltd.                                  8,031   71,536             0.1%
*   Medusa Mining, Ltd.                                         7,354    2,962             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
AUSTRALIA -- (Continued)
#*  Mesoblast, Ltd.                                             7,543 $ 18,342             0.0%
#   Metcash, Ltd.                                              81,663   68,785             0.1%
    Mincor Resources NL                                        14,047    2,599             0.0%
#*  Mineral Deposits, Ltd.                                      3,797    1,298             0.0%
#   Mineral Resources, Ltd.                                    13,856   41,796             0.0%
#   MMA Offshore, Ltd.                                         18,410    5,472             0.0%
#   Monadelphous Group, Ltd.                                    4,023   19,711             0.0%
#   Mortgage Choice, Ltd.                                      10,500   14,052             0.0%
#*  Mount Gibson Iron, Ltd.                                    65,404   10,003             0.0%
#   Myer Holdings, Ltd.                                        70,147   47,694             0.0%
#   Navitas, Ltd.                                              10,909   32,424             0.0%
    New Hope Corp., Ltd.                                       15,030   20,510             0.0%
    nib holdings, Ltd.                                         27,676   70,954             0.1%
#   Nine Entertainment Co. Holdings, Ltd.                      21,285   23,349             0.0%
    Northern Star Resources, Ltd.                              37,669   73,503             0.1%
#   NRW Holdings, Ltd.                                         16,092    1,558             0.0%
    Nufarm, Ltd.                                               15,520   91,939             0.1%
*   Orocobre, Ltd.                                              7,187    9,153             0.0%
    Orora, Ltd.                                                63,879  105,621             0.1%
    OZ Minerals, Ltd.                                          27,601   84,701             0.1%
#   OzForex Group, Ltd.                                        19,585   39,476             0.0%
*   Pacific Brands, Ltd.                                       98,336   50,169             0.1%
    Pact Group Holdings, Ltd.                                   5,715   20,738             0.0%
#*  Paladin Energy, Ltd.                                      190,272   32,904             0.0%
    Panoramic Resources, Ltd.                                   8,860    1,886             0.0%
    Peet, Ltd.                                                 19,305   14,014             0.0%
    Perpetual, Ltd.                                             2,211   70,302             0.1%
#*  Perseus Mining, Ltd.                                       28,599    7,589             0.0%
    Platinum Asset Management, Ltd.                            14,364   75,310             0.1%
#*  Platinum Australia, Ltd.                                   23,193        1             0.0%
    PMP, Ltd.                                                  17,571    6,488             0.0%
    Premier Investments, Ltd.                                   8,397   81,515             0.1%
#   Primary Health Care, Ltd.                                  40,247  105,739             0.1%
    Prime Media Group, Ltd.                                    30,543   11,067             0.0%
    Programmed Maintenance Services, Ltd.                      12,896   26,620             0.0%
    Qantas Airways, Ltd.                                       26,038   73,344             0.1%
#   Qube Holdings, Ltd.                                        51,105   82,849             0.1%
    RCG Corp., Ltd.                                            24,487   24,961             0.0%
    RCR Tomlinson, Ltd.                                        10,693   17,425             0.0%
    Reckon, Ltd.                                                1,448    2,451             0.0%
    Regis Resources, Ltd.                                      22,571   33,277             0.0%
    Reject Shop, Ltd. (The)                                     1,897   15,471             0.0%
*   Resolute Mining, Ltd.                                      79,046   21,119             0.0%
    Retail Food Group, Ltd.                                     7,962   26,122             0.0%
    Ridley Corp., Ltd.                                         33,330   31,028             0.0%
    SAI Global, Ltd.                                           17,990   56,003             0.1%
*   Salmat, Ltd.                                                3,642    2,014             0.0%
    Sandfire Resources NL                                      10,113   45,198             0.0%
*   Saracen Mineral Holdings, Ltd.                             36,822   15,180             0.0%
    Seek, Ltd.                                                 15,133  137,473             0.1%
    Select Harvests, Ltd.                                       4,176   30,088             0.0%
*   Senex Energy, Ltd.                                         69,792    9,160             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
AUSTRALIA -- (Continued)
    Servcorp, Ltd.                                              1,569 $    7,598             0.0%
    Service Stream, Ltd.                                       25,993      7,024             0.0%
#   Seven Group Holdings, Ltd.                                  8,164     29,197             0.0%
    Seven West Media, Ltd.                                    111,722     53,486             0.1%
    Sigma Pharmaceuticals, Ltd.                                96,815     57,448             0.1%
*   Silex Systems, Ltd.                                         1,112        351             0.0%
*   Silver Lake Resources, Ltd.                                25,841      4,163             0.0%
#   Sims Metal Management, Ltd.                                10,833     75,377             0.1%
    Sirtex Medical, Ltd.                                        3,818    102,889             0.1%
#   Slater & Gordon, Ltd.                                      22,893     44,740             0.0%
#   SMS Management & Technology, Ltd.                           6,207     21,616             0.0%
    Southern Cross Media Group, Ltd.                           67,418     46,803             0.0%
    Spark Infrastructure Group                                 88,691    130,788             0.1%
    Specialty Fashion Group, Ltd.                              19,600      7,296             0.0%
*   St Barbara, Ltd.                                           26,761     25,498             0.0%
    Steadfast Group, Ltd.                                      35,764     38,033             0.0%
    STW Communications Group, Ltd.                             29,890     15,800             0.0%
*   Sundance Energy Australia, Ltd.                            47,232     10,075             0.0%
    Sunland Group, Ltd.                                        14,139     16,017             0.0%
    Super Retail Group, Ltd.                                    9,227     63,017             0.1%
    Tabcorp Holdings, Ltd.                                     62,084    207,489             0.2%
*   Tap Oil, Ltd.                                              20,587      3,627             0.0%
    Tassal Group, Ltd.                                         11,741     35,273             0.0%
    Technology One, Ltd.                                       18,475     50,339             0.1%
    Ten Network Holdings, Ltd.(BYSRMT3)                        35,349      3,781             0.0%
#*  Ten Network Holdings, Ltd.(6108373)                       186,849     21,895             0.0%
#   TFS Corp., Ltd.                                            32,166     40,152             0.0%
    Thorn Group, Ltd.                                          15,487     23,291             0.0%
*   Tiger Resources, Ltd.                                     103,721      5,198             0.0%
    Tox Free Solutions, Ltd.                                    8,871     18,164             0.0%
*   Transfield Services, Ltd.                                  31,504     22,350             0.0%
    Transpacific Industries Group, Ltd.                       140,011     67,317             0.1%
    Treasury Wine Estates, Ltd.                                18,975     94,971             0.1%
*   Troy Resources, Ltd.                                        2,843        646             0.0%
#   UGL, Ltd.                                                   8,011     12,905             0.0%
    UXC, Ltd.                                                  17,099     14,583             0.0%
    Veda Group, Ltd.                                           33,498     62,217             0.1%
    Village Roadshow, Ltd.                                      7,008     37,337             0.0%
*   Virgin Australia Holdings, Ltd.()                         110,192         --             0.0%
*   Virgin Australia Holdings, Ltd.(B43DQC7)                   62,219     21,242             0.0%
    Virtus Health, Ltd.                                         4,930     22,060             0.0%
    Watpac, Ltd.                                                6,412      4,378             0.0%
    Western Areas, Ltd.                                        16,576     27,933             0.0%
#*  White Energy Co., Ltd.                                      9,723      1,375             0.0%
#*  Whitehaven Coal, Ltd.                                      44,128     31,691             0.0%
#   WorleyParsons, Ltd.                                         2,614     12,060             0.0%
                                                                      ----------             ---
TOTAL AUSTRALIA                                                        7,583,068             5.9%
                                                                      ----------             ---
AUSTRIA -- (1.0%)
    Agrana Beteiligungs AG                                        319     28,891             0.0%
    Andritz AG                                                  1,458     73,253             0.1%
    Atrium European Real Estate, Ltd.                          11,257     46,655             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
AUSTRIA -- (Continued)
    Austria Technologie & Systemtechnik AG                     2,825 $   48,194             0.0%
    BUWOG AG                                                   3,359     71,417             0.1%
    CA Immobilien Anlagen AG                                   1,437     28,172             0.0%
#*  Conwert Immobilien Invest SE                               7,656    109,761             0.1%
    DO & CO AG                                                   419     39,317             0.0%
    EVN AG                                                     2,083     22,986             0.0%
    Flughafen Wien AG                                            149     14,025             0.0%
*   IMMOFINANZ AG                                              7,160     18,329             0.0%
    Kapsch TrafficCom AG                                         127      4,595             0.0%
    Lenzing AG                                                   773     59,051             0.1%
    Mayr Melnhof Karton AG                                       651     76,872             0.1%
    Oberbank AG                                                1,169     66,920             0.1%
    Oesterreichische Post AG                                   1,784     64,861             0.1%
    Palfinger AG                                               1,513     42,464             0.0%
    Porr Ag                                                      636     17,304             0.0%
#*  Raiffeisen Bank International AG                           2,918     46,045             0.0%
    RHI AG                                                     2,079     46,911             0.0%
    Rosenbauer International AG                                  167     14,026             0.0%
    S IMMO AG                                                  5,806     51,594             0.1%
    Schoeller-Bleckmann Oilfield Equipment AG                    838     50,372             0.0%
    Semperit AG Holding                                        1,085     37,550             0.0%
    Strabag SE                                                 1,012     23,199             0.0%
    Telekom Austria AG                                           357      2,151             0.0%
    UNIQA Insurance Group AG                                   9,006     83,633             0.1%
    Voestalpine AG                                               657     23,755             0.0%
    Wienerberger AG                                            9,106    167,888             0.1%
    Zumtobel Group AG                                          2,862     65,043             0.1%
                                                                     ----------             ---
TOTAL AUSTRIA                                                         1,445,234             1.1%
                                                                     ----------             ---
BELGIUM -- (1.6%)
#*  Ablynx NV                                                  4,354     57,399             0.0%
    Ackermans & van Haaren NV                                  1,790    272,394             0.2%
*   AGFA-Gevaert NV                                           15,370     65,517             0.1%
    Banque Nationale de Belgique                                  20     69,234             0.1%
    Barco NV                                                   1,156     75,895             0.1%
    Bekaert SA                                                 3,353     99,451             0.1%
*   BHF Kleinwort Benson Group                                 1,854     10,604             0.0%
    bpost SA                                                   2,008     50,255             0.0%
    Cie d'Entreprises CFE                                        637     78,971             0.1%
    Cie Immobiliere de Belgique SA                               200     10,770             0.0%
*   Cie Maritime Belge SA                                      1,500     26,554             0.0%
    D'ieteren SA                                               2,276     76,973             0.1%
    Deceuninck NV                                              6,500     16,928             0.0%
    Econocom Group SA                                          7,084     63,205             0.1%
    Elia System Operator SA                                    2,587    125,136             0.1%
    Euronav NV                                                 6,666     98,553             0.1%
    EVS Broadcast Equipment SA                                   766     22,312             0.0%
#   Exmar NV                                                   2,768     29,849             0.0%
#   Fagron                                                     2,764     67,815             0.1%
*   Galapagos NV(B07Q2V5)                                      1,286     61,964             0.1%
*   Galapagos NV(B083BK7)                                        974     47,413             0.0%
    Ion Beam Applications                                      1,765     62,918             0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
BELGIUM -- (Continued)
    Kinepolis Group NV                                         1,047 $   43,463             0.0%
    Lotus Bakeries                                                24     43,796             0.0%
    Melexis NV                                                 1,117     54,391             0.0%
*   Mobistar SA                                                2,853     69,685             0.1%
#*  Nyrstar NV                                                24,034     36,721             0.0%
    Ontex Group NV                                               707     21,718             0.0%
    Recticel SA                                                2,553     15,254             0.0%
*   Roularta Media Group NV                                      455     10,466             0.0%
    Sipef SA                                                     540     29,165             0.0%
*   Tessenderlo Chemie NV                                      2,976     95,982             0.1%
*   ThromboGenics NV                                           2,924     12,315             0.0%
    Umicore SA                                                 6,669    283,153             0.2%
    Van de Velde NV                                              433     28,238             0.0%
*   Viohalco SA                                                9,200     22,414             0.0%
                                                                     ----------             ---
TOTAL BELGIUM                                                         2,256,871             1.8%
                                                                     ----------             ---
CANADA -- (6.9%)
#*  5N Plus, Inc.                                              2,300      2,146             0.0%
    Absolute Software Corp.                                    2,400     15,840             0.0%
    Acadian Timber Corp.                                         500      6,994             0.0%
*   Advantage Oil & Gas, Ltd.                                 16,379     91,064             0.1%
    Aecon Group, Inc.                                          5,091     58,829             0.1%
#   Ag Growth International, Inc.                              1,006     26,343             0.0%
    AGF Management, Ltd. Class B                               7,733     32,112             0.0%
    AGT Food & Ingredients, Inc.                               1,730     38,672             0.0%
#   Aimia, Inc.                                               11,200    103,640             0.1%
    AirBoss of America Corp.                                   2,200     32,741             0.0%
    AKITA Drilling, Ltd. Class A                               1,200      7,525             0.0%
*   Alacer Gold Corp.                                         19,885     38,626             0.0%
    Alamos Gold, Inc. Class A                                 21,890     84,204             0.1%
#   Alaris Royalty Corp.                                         900     19,148             0.0%
    Algonquin Power & Utilities Corp.                         13,049    100,692             0.1%
#   Altius Minerals Corp.                                      1,000      9,613             0.0%
#   Altus Group, Ltd.                                          2,300     33,508             0.0%
*   Americas Silver Corp.                                      6,390        733             0.0%
#*  Argonaut Gold, Inc.                                        9,592      9,903             0.0%
*   Asanko Gold, Inc.                                          2,901      4,947             0.0%
#*  Athabasca Oil Corp.                                       13,445     16,040             0.0%
*   ATS Automation Tooling Systems, Inc.                       7,560     79,612             0.1%
*   AuRico Metals, Inc.                                        9,625      5,815             0.0%
#   AutoCanada, Inc.                                           1,300     31,496             0.0%
#*  Avigilon Corp.                                             3,800     42,632             0.0%
    Axia NetMedia Corp.                                        4,000      9,422             0.0%
*   B2Gold Corp.                                              53,814     58,028             0.1%
    Badger Daylighting, Ltd.                                   1,800     28,192             0.0%
#*  Ballard Power Systems, Inc.                                3,700      5,518             0.0%
*   Bankers Petroleum, Ltd.                                   32,396     54,505             0.1%
#*  Bellatrix Exploration, Ltd.                               11,156     18,343             0.0%
*   Birchcliff Energy, Ltd.                                    7,200     31,386             0.0%
    Bird Construction, Inc.                                    3,138     31,462             0.0%
    Black Diamond Group, Ltd.                                  2,510     16,143             0.0%
*   BlackPearl Resources, Inc.                                31,370     21,112             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
CANADA -- (Continued)
#   BMTC Group, Inc.                                             850 $  9,604             0.0%
*   BNK Petroleum, Inc.                                        3,400    1,014             0.0%
#   Bonavista Energy Corp.                                     9,378   20,942             0.0%
    Bonterra Energy Corp.                                      2,261   37,539             0.0%
    Boralex, Inc. Class A                                      2,200   23,420             0.0%
*   Boulder Energy, Ltd.                                       4,850   18,620             0.0%
*   BRP, Inc.                                                  2,600   46,806             0.0%
#   Calfrac Well Services, Ltd.                                5,244    9,264             0.0%
    Canaccord Genuity Group, Inc.                              9,250   35,865             0.0%
#*  Canacol Energy, Ltd.                                       8,550   19,812             0.0%
#   Canadian Energy Services & Technology Corp.               14,133   61,067             0.1%
#   Canadian Western Bank                                      4,716   90,634             0.1%
    Canam Group, Inc.                                          3,600   41,710             0.0%
#   Canexus Corp.                                             23,272   24,027             0.0%
*   Canfor Corp.                                               1,200   16,978             0.0%
    Canfor Pulp Products, Inc.                                 3,143   32,714             0.0%
    Canyon Services Group, Inc.                                5,900   22,019             0.0%
    Capital Power Corp.                                        4,880   70,125             0.1%
    Capstone Infrastructure Corp.                             10,094   24,702             0.0%
*   Capstone Mining Corp.                                     29,312   15,019             0.0%
    Cascades, Inc.                                             7,385   52,637             0.1%
#   Cathedral Energy Services, Ltd.                              511      453             0.0%
*   Celestica, Inc.                                            6,395   71,697             0.1%
    Centerra Gold, Inc.                                       13,811   77,737             0.1%
*   Cequence Energy, Ltd.                                     13,468    4,738             0.0%
*   China Gold International Resources Corp., Ltd.             9,700   12,982             0.0%
*   Chinook Energy, Inc.                                       6,624    2,888             0.0%
#   Cineplex, Inc.                                             3,452  133,027             0.1%
    Clearwater Seafoods, Inc.                                  1,700   16,316             0.0%
    Cogeco Cable, Inc.                                         1,154   59,597             0.1%
    Cogeco, Inc.                                                 400   16,953             0.0%
    Colliers International Group, Inc.                         2,646  131,187             0.1%
    COM DEV International, Ltd.                                4,500   19,478             0.0%
    Computer Modelling Group, Ltd.                             7,062   66,969             0.1%
#*  Copper Mountain Mining Corp.                              12,235    4,866             0.0%
    Corby Spirit and Wine, Ltd.                                  900   13,718             0.0%
*   Corridor Resources, Inc.                                   2,900      854             0.0%
#   Corus Entertainment, Inc. Class B                          6,396   60,996             0.1%
    Cott Corp.                                                 9,010   94,055             0.1%
    Crescent Point Energy Corp.                                   --        2             0.0%
*   Crew Energy, Inc.                                         13,428   45,698             0.0%
*   Delphi Energy Corp.                                       16,088    8,982             0.0%
#*  Denison Mines Corp.                                       20,344    8,246             0.0%
*   Descartes Systems Group, Inc. (The)                        5,100   89,238             0.1%
*   Detour Gold Corp.                                          9,924  110,351             0.1%
    DirectCash Payments, Inc.                                    100      990             0.0%
    Dominion Diamond Corp.                                     4,954   52,397             0.1%
    Dorel Industries, Inc. Class B                             2,700   68,656             0.1%
#*  Dundee Precious Metals, Inc.                               8,155   10,789             0.0%
    E-L Financial Corp., Ltd.                                    104   54,004             0.1%
*   Eastern Platinum, Ltd.                                     3,990    2,289             0.0%
    Enbridge Income Fund Holdings, Inc.                        3,595   88,363             0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
CANADA -- (Continued)
*   Endeavour Mining Corp.                                    18,313 $  9,523             0.0%
#*  Endeavour Silver Corp.                                     7,916   13,076             0.0%
#   EnerCare, Inc.                                             5,149   60,129             0.1%
    Enerflex, Ltd.                                             6,568   63,390             0.1%
#*  Energy Fuels, Inc.                                           331      900             0.0%
#   Enerplus Corp.                                             9,600   45,298             0.0%
    Enghouse Systems, Ltd.                                     1,900   86,645             0.1%
    Ensign Energy Services, Inc.                               8,200   51,548             0.0%
    Equitable Group, Inc.                                        600   26,623             0.0%
*   Essential Energy Services Trust                           11,693    6,081             0.0%
    Evertz Technologies, Ltd.                                  3,700   44,510             0.0%
#   Exchange Income Corp.                                        743   14,103             0.0%
    Exco Technologies, Ltd.                                    2,400   26,761             0.0%
#   Extendicare, Inc.                                          9,010   59,189             0.1%
    Fiera Capital Corp.                                        1,900   16,957             0.0%
#*  First Majestic Silver Corp.                               13,200   43,610             0.0%
    FirstService Corp.                                         2,646   93,084             0.1%
*   Fortuna Silver Mines, Inc.                                15,900   41,465             0.0%
#   Genworth MI Canada, Inc.                                   2,070   51,180             0.0%
    Gibson Energy, Inc.                                        8,625  114,969             0.1%
#   Glacier Media, Inc.                                        1,800    1,129             0.0%
    Gluskin Sheff + Associates, Inc.                           3,294   55,874             0.1%
    GMP Capital, Inc.                                          2,541    7,929             0.0%
#*  Golden Star Resources, Ltd.                               13,100    2,755             0.0%
*   Gran Tierra Energy, Inc.                                  18,587   44,918             0.0%
    Granite Oil Corp.                                          3,233   18,420             0.0%
*   Great Canadian Gaming Corp.                                4,300   59,357             0.1%
*   Great Panther Silver, Ltd.                                 9,200    5,136             0.0%
*   Guyana Goldfields, Inc.                                    3,229    8,050             0.0%
*   Heroux-Devtek, Inc.                                        2,400   22,392             0.0%
    High Liner Foods, Inc.                                       800    7,886             0.0%
#   Home Capital Group, Inc.                                   4,200  102,302             0.1%
#   Horizon North Logistics, Inc.                              8,717   14,999             0.0%
    HudBay Minerals, Inc.                                     15,707   81,562             0.1%
*   IAMGOLD Corp.                                             30,000   54,145             0.1%
*   IMAX Corp.                                                 5,284  202,853             0.2%
*   Imperial Metals Corp.                                      5,000   30,285             0.0%
#   Innergex Renewable Energy, Inc.                            6,310   51,055             0.0%
*   Interfor Corp.                                             5,200   49,391             0.0%
*   International Tower Hill Mines, Ltd.                       1,260      318             0.0%
    Intertape Polymer Group, Inc.                              5,844   65,609             0.1%
#*  Ithaca Energy, Inc.                                       31,528   21,700             0.0%
#   Just Energy Group, Inc.                                   10,855   79,777             0.1%
    K-Bro Linen, Inc.                                            300   11,563             0.0%
*   Kelt Exploration, Ltd.                                     1,500    5,518             0.0%
#   Killam Properties, Inc.                                    5,329   42,425             0.0%
*   Kingsway Financial Services, Inc.                            600    2,501             0.0%
*   Kinross Gold Corp.                                        10,200   20,515             0.0%
*   Kirkland Lake Gold, Inc.                                   5,200   22,071             0.0%
*   Knight Therapeutics, Inc.                                  4,310   25,677             0.0%
*   Lake Shore Gold Corp.                                     34,900   30,961             0.0%
    Laurentian Bank of Canada                                  2,800  113,426             0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
CANADA -- (Continued)
    Leon's Furniture, Ltd.                                     2,400 $ 25,971             0.0%
#   Lightstream Resources, Ltd.                               22,801    6,626             0.0%
#   Liquor Stores N.A., Ltd.                                   2,666   24,792             0.0%
#   Long Run Exploration, Ltd.                                20,937    5,204             0.0%
    Lucara Diamond Corp.                                      25,900   32,682             0.0%
    MacDonald Dettwiler & Associates, Ltd.                     1,372   81,779             0.1%
    Major Drilling Group International, Inc.                   6,773   21,496             0.0%
#   Manitoba Telecom Services, Inc.                            3,332   73,209             0.1%
    Maple Leaf Foods, Inc.                                     6,540  103,982             0.1%
    Martinrea International, Inc.                              6,733   57,104             0.1%
*   Maxim Power Corp.                                          1,300    2,883             0.0%
    Medical Facilities Corp.                                   3,200   41,285             0.0%
*   Mitel Networks Corp.                                       4,780   37,396             0.0%
#*  Mood Media Corp.                                           7,900    1,933             0.0%
    Morneau Shepell, Inc.                                      3,901   46,152             0.0%
    MTY Food Group, Inc.                                       1,000   23,188             0.0%
#   Mullen Group, Ltd.                                         7,051   94,150             0.1%
*   Nautilus Minerals, Inc.                                    5,100    1,326             0.0%
    Nevsun Resources, Ltd.                                    16,235   48,546             0.0%
#   New Flyer Industries, Inc.                                 5,010   72,644             0.1%
*   New Gold, Inc.                                             5,138   12,731             0.0%
    Newalta Corp.                                              5,065   28,896             0.0%
    Norbord, Inc.                                              2,710   51,215             0.0%
    North American Energy Partners, Inc.                       1,500    3,441             0.0%
    North West Co., Inc. (The)                                 4,181   92,726             0.1%
#*  Northern Dynasty Minerals, Ltd.                            2,375      999             0.0%
#   Northland Power, Inc.                                      8,254  106,678             0.1%
#*  Novagold Resources, Inc.                                  12,550   45,301             0.0%
*   NuVista Energy, Ltd.                                      11,660   41,197             0.0%
    OceanaGold Corp.                                          30,853   58,988             0.1%
    Osisko Gold Royalties, Ltd.                                  994   10,319             0.0%
*   Ovivo, Inc. Class A                                          781      723             0.0%
*   Painted Pony Petroleum, Ltd.                               9,134   31,155             0.0%
    Pan American Silver Corp.                                  9,758   74,028             0.1%
*   Parex Resources, Inc.                                     11,740   88,167             0.1%
#   Parkland Fuel Corp.                                        4,559   79,319             0.1%
    Pason Systems, Inc.                                        6,503   95,685             0.1%
#   Pengrowth Energy Corp.                                    35,612   34,860             0.0%
#*  Perpetual Energy, Inc.                                     4,555    2,438             0.0%
#   PHX Energy Services Corp.                                  3,600    7,076             0.0%
*   Pilot Gold, Inc.                                           2,374      717             0.0%
#   Pizza Pizza Royalty Corp.                                  1,000   10,462             0.0%
#*  Polymet Mining Corp.                                      10,894    9,164             0.0%
#   Precision Drilling Corp.                                  15,590   61,998             0.1%
#   Premium Brands Holdings Corp.                              1,330   34,959             0.0%
#*  Primero Mining Corp.                                      19,303   44,434             0.0%
*   QLT, Inc.                                                  5,800   15,924             0.0%
#*  Questerre Energy Corp. Class A                             6,950    1,169             0.0%
    Reitmans Canada, Ltd. Class A                              4,500   16,725             0.0%
    Richelieu Hardware, Ltd.                                   1,000   52,562             0.1%
*   RMP Energy, Inc.                                          11,827   16,190             0.0%
#   Rogers Sugar, Inc.                                         5,100   15,835             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
CANADA -- (Continued)
    RONA, Inc.                                                10,485 $109,453             0.1%
#*  Rubicon Minerals Corp.                                     8,300    3,682             0.0%
#   Russel Metals, Inc.                                        5,700   88,926             0.1%
#*  Sabina Gold & Silver Corp.                                 5,619    2,621             0.0%
#*  Sandstorm Gold, Ltd.                                       7,400   19,411             0.0%
*   Sandvine Corp.                                            13,900   28,489             0.0%
#   Savanna Energy Services Corp.                             10,182    9,033             0.0%
    Secure Energy Services, Inc.                               6,124   40,699             0.0%
*   SEMAFO, Inc.                                              29,100   66,096             0.1%
    ShawCor, Ltd.                                              4,801  101,887             0.1%
    Sherritt International Corp.                              27,937   17,519             0.0%
    Sienna Senior Living, Inc.                                 1,171   15,547             0.0%
#*  Sierra Wireless, Inc.                                      3,100   77,310             0.1%
*   Silver Standard Resources, Inc.                            6,506   44,830             0.0%
#*  Sprott Resource Corp.                                      6,554    3,007             0.0%
#   Sprott, Inc.                                              12,583   24,827             0.0%
*   St Andrew Goldfields, Ltd.                                13,300    3,509             0.0%
    Stantec, Inc.                                              4,600  115,457             0.1%
    Stella-Jones, Inc.                                         4,000  147,201             0.1%
    Stuart Olson, Inc.                                         1,045    4,915             0.0%
#   Student Transportation, Inc.                               5,497   22,827             0.0%
*   SunOpta, Inc.                                              4,443   23,887             0.0%
#   Superior Plus Corp.                                        7,514   61,372             0.1%
#   Surge Energy, Inc.                                        19,006   42,733             0.0%
#*  TAG Oil, Ltd.                                              4,231    2,200             0.0%
    Tahoe Resources, Inc.                                      8,129   67,887             0.1%
*   Taseko Mines, Ltd.                                        16,000    8,076             0.0%
#*  Tembec, Inc.                                               1,115      989             0.0%
*   Teranga Gold Corp.                                         1,000      413             0.0%
*   Thompson Creek Metals Co., Inc.                           14,933    7,195             0.0%
*   Timminco, Ltd.                                             6,400       11             0.0%
*   Timmins Gold Corp.                                         6,306    1,302             0.0%
    TMX Group, Ltd.                                            1,733   61,137             0.1%
    TORC Oil & Gas, Ltd.                                       8,774   44,488             0.0%
    Toromont Industries, Ltd.                                  6,151  160,078             0.1%
    Torstar Corp. Class B                                      4,700   14,557             0.0%
    Total Energy Services, Inc.                                1,737   19,487             0.0%
#   TransAlta Corp.                                           14,000   65,311             0.1%
#   TransAlta Renewables, Inc.                                 4,936   38,126             0.0%
    Transcontinental, Inc. Class A                             5,005   77,127             0.1%
    TransForce, Inc.                                           3,851   75,335             0.1%
    TransGlobe Energy Corp.                                    6,000   16,335             0.0%
*   Trican Well Service, Ltd.                                 20,324   13,522             0.0%
#   Trilogy Energy Corp.                                       5,469   18,403             0.0%
    Trinidad Drilling, Ltd.                                   17,364   30,144             0.0%
*   TVA Group, Inc. Class B                                    1,200    4,336             0.0%
#   Twin Butte Energy, Ltd.                                   24,297    5,296             0.0%
    Uni-Select, Inc.                                           1,100   54,512             0.1%
    Valener, Inc.                                              3,700   47,622             0.0%
#   Wajax Corp.                                                1,263   23,172             0.0%
*   Wesdome Gold Mines, Ltd.                                   3,085    2,406             0.0%
    Western Energy Services Corp.                              4,624   14,605             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
CANADA -- (Continued)
    Western Forest Products, Inc.                              24,430 $   36,058             0.0%
#*  Westport Innovations, Inc.                                  4,800     14,940             0.0%
    Westshore Terminals Investment Corp.                        3,842     64,082             0.1%
    Whistler Blackcomb Holdings, Inc.                           3,600     55,531             0.1%
    Wi-Lan, Inc.                                               10,900     20,256             0.0%
    Winpak, Ltd.                                                2,400     72,518             0.1%
*   Xtreme Drilling & Coil Services Corp.                       1,900      2,921             0.0%
    Yamana Gold, Inc.                                          14,800     32,371             0.0%
*   Yellow Pages, Ltd.                                            640      8,286             0.0%
#   Zargon Oil & Gas, Ltd.                                      1,612      1,689             0.0%
    Zenith Epigenetics Corp.                                    1,300         81             0.0%
                                                                      ----------             ---
TOTAL CANADA                                                           9,508,032             7.5%
                                                                      ----------             ---
CHINA -- (0.0%)
*   China Daye Non-Ferrous Metals Mining, Ltd.                216,000      4,078             0.0%
*   Hanfeng Evergreen, Inc.                                     2,400        237             0.0%
    Nexteer Automotive Group, Ltd.                             21,000     22,297             0.0%
                                                                      ----------             ---
TOTAL CHINA                                                               26,612             0.0%
                                                                      ----------             ---
DENMARK -- (1.6%)
    ALK-Abello A.S.                                               378     41,116             0.0%
    Alm Brand A.S.                                              7,780     44,075             0.0%
    Ambu A.S. Class B                                           1,479     40,074             0.0%
#*  Bang & Olufsen A.S.                                         2,970     19,538             0.0%
*   Bavarian Nordic A.S.                                        1,620     64,824             0.1%
#*  D/S Norden A.S.                                             2,352     46,897             0.0%
    DFDS A.S.                                                   3,765    114,345             0.1%
#   FLSmidth & Co. A.S.                                         3,408    129,009             0.1%
*   Genmab A.S.                                                 2,467    243,445             0.2%
    GN Store Nord A.S.                                          7,090    129,319             0.1%
*   H Lundbeck A.S.                                             2,012     59,106             0.0%
    IC Group A.S.                                                 310      8,535             0.0%
*   Jyske Bank A.S.                                             3,539    172,631             0.1%
    NKT Holding A.S.                                            1,810     98,502             0.1%
    Nordjyske Bank A.S.                                           422      6,994             0.0%
*   Parken Sport & Entertainment A.S.                             400      3,182             0.0%
    PER Aarsleff A.S. Class B                                     187     62,756             0.1%
    Ringkjoebing Landbobank A.S.                                  346     74,108             0.1%
    Rockwool International A.S. Class A                            88     13,737             0.0%
    Rockwool International A.S. Class B                           664    104,033             0.1%
    Royal Unibrew A.S.                                          3,200    126,712             0.1%
*   Santa Fe Group A.S.                                         1,200      9,536             0.0%
    Schouw & Co.                                                1,317     68,820             0.1%
    SimCorp A.S.                                                2,317    113,681             0.1%
    Solar A.S. Class B                                            268     16,345             0.0%
    Spar Nord Bank A.S.                                         7,042     67,454             0.1%
    Sydbank A.S.                                                4,651    152,989             0.1%
*   TK Development A.S.                                         5,947      7,239             0.0%
*   Topdanmark A.S.                                             4,103    109,181             0.1%
    United International Enterprises                              127     19,832             0.0%
*   Vestjysk Bank A.S.                                            725        962             0.0%
*   William Demant Holding A.S.                                 1,212    105,296             0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
DENMARK -- (Continued)
#*  Zealand Pharma A.S.                                           93 $    2,072             0.0%
                                                                     ----------             ---
TOTAL DENMARK                                                         2,276,345             1.8%
                                                                     ----------             ---
FINLAND -- (2.4%)
    Ahlstrom Oyj                                               1,260     10,214             0.0%
    Alma Media Oyj                                             4,469     13,258             0.0%
    Amer Sports Oyj                                            9,341    262,161             0.2%
    Aspo Oyj                                                   2,685     21,056             0.0%
    BasWare Oyj                                                  944     39,065             0.0%
    Cargotec Oyj Class B                                       2,714     96,750             0.1%
    Caverion Corp.                                             6,102     53,128             0.1%
    Citycon Oyj                                               18,517     48,725             0.0%
    Cramo Oyj                                                  2,518     46,238             0.0%
    Elisa Oyj                                                  9,007    339,350             0.3%
#   F-Secure Oyj                                               5,200     15,534             0.0%
*   Finnair Oyj                                                6,835     28,261             0.0%
*   Finnlines Oyj                                              2,099     40,114             0.0%
    Fiskars Oyj Abp                                            3,172     65,673             0.1%
    HKScan Oyj Class A                                         1,550      6,238             0.0%
    Huhtamaki Oyj                                              7,365    259,832             0.2%
    Kemira Oyj                                                 7,312     86,607             0.1%
    Kesko Oyj Class A                                          1,487     45,873             0.0%
    Kesko Oyj Class B                                          3,899    124,473             0.1%
#   Konecranes Oyj                                             3,486     93,453             0.1%
    Lassila & Tikanoja Oyj                                     2,180     42,176             0.0%
*   Lemminkainen Oyj                                             590      8,515             0.0%
    Metsa Board Oyj                                           15,332     97,545             0.1%
    Metso Oyj                                                  3,987     97,610             0.1%
    Munksjo Oyj                                                  697      6,495             0.0%
    Neste Oyj                                                  2,865     69,856             0.1%
    Nokian Renkaat Oyj                                         6,746    254,503             0.2%
    Olvi Oyj Class A                                           1,278     30,995             0.0%
*   Oriola-KD Oyj Class B                                      9,036     44,154             0.0%
    Orion Oyj Class A                                          2,683     95,351             0.1%
    Orion Oyj Class B                                          5,629    201,054             0.2%
#*  Outokumpu Oyj                                             15,138     51,403             0.1%
#   Outotec Oyj                                               10,098     34,733             0.0%
    PKC Group Oyj                                              2,465     45,370             0.0%
    Ponsse Oy                                                  1,180     22,598             0.0%
*   Poyry Oyj                                                  3,314     14,410             0.0%
    Raisio Oyj Class V                                         9,632     45,368             0.0%
    Ramirent Oyj                                               5,266     40,928             0.0%
    Rapala VMC Oyj                                             1,900      9,861             0.0%
#   Sanoma Oyj                                                10,553     46,265             0.0%
*   Stockmann Oyj Abp                                          1,299      9,578             0.0%
#*  Stockmann Oyj Abp Class B                                  2,495     19,438             0.0%
*   Talvivaara Mining Co. P.L.C.                              22,722        142             0.0%
    Technopolis Oyj                                           11,111     44,850             0.0%
    Tieto Oyj                                                  3,276     84,007             0.1%
    Tikkurila Oyj                                              3,326     61,051             0.1%
    Uponor Oyj                                                 4,164     55,438             0.1%
    Vaisala Oyj Class A                                          700     18,708             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
FINLAND -- (Continued)
    YIT Oyj                                                    9,771 $   51,504             0.1%
                                                                     ----------             ---
TOTAL FINLAND                                                         3,299,909             2.6%
                                                                     ----------             ---
FRANCE -- (4.2%)
#*  Air France-KLM                                            11,075     81,025             0.1%
    Akka Technologies                                            402     11,088             0.0%
    Albioma SA                                                 1,336     21,719             0.0%
    Altamir                                                      960     10,813             0.0%
    Alten SA                                                   1,558     80,764             0.1%
    Altran Technologies SA                                    11,720    146,106             0.1%
    April SA                                                   1,417     20,095             0.0%
    Arkema SA                                                  3,373    246,494             0.2%
    Assystem                                                     808     16,870             0.0%
    Axway Software SA                                            500     13,324             0.0%
    Beneteau SA                                                4,056     61,508             0.1%
    BioMerieux                                                   825     95,843             0.1%
    Boiron SA                                                    603     53,303             0.1%
    Bonduelle SCA                                              1,088     27,105             0.0%
    Burelle SA                                                    18     13,262             0.0%
*   Cegedim SA                                                    83      2,937             0.0%
    Cegid Group SA                                               250     11,756             0.0%
#*  CGG SA                                                     1,835      7,356             0.0%
*   Derichebourg SA                                            7,894     24,226             0.0%
    Eiffage SA                                                 2,630    163,853             0.1%
    Electricite de Strasbourg SA                                 132     15,359             0.0%
    Elior                                                      1,492     28,288             0.0%
#*  Eramet                                                       664     26,195             0.0%
*   Esso SA Francaise                                            197     11,294             0.0%
#*  Etablissements Maurel et Prom                              5,116     18,404             0.0%
    Euler Hermes Group                                           922     86,534             0.1%
    Eurofins Scientific SE                                       581    210,170             0.2%
    Euronext NV                                                  735     32,279             0.0%
    Faiveley Transport SA                                        702     74,045             0.1%
    Faurecia                                                   3,901    154,201             0.1%
    Fimalac                                                      506     45,488             0.0%
#*  GameLoft SE                                                9,485     54,085             0.1%
    Gaumont SA                                                   129      7,546             0.0%
    Gaztransport Et Technigaz SA                                 968     48,430             0.0%
    GL Events                                                    619     11,795             0.0%
    Groupe Crit                                                  231     12,520             0.0%
*   Groupe Fnac SA                                               670     43,410             0.0%
    Guerbet                                                      488     33,100             0.0%
    Haulotte Group SA                                          1,014     14,353             0.0%
    Havas SA                                                  11,054     95,736             0.1%
    Herige SADCS                                                 186      5,174             0.0%
    Imerys SA                                                  1,912    130,839             0.1%
    Interparfums SA                                              518     13,251             0.0%
    Ipsen SA                                                   2,284    144,047             0.1%
    IPSOS                                                      2,606     52,864             0.1%
    Jacquet Metal Service                                        672      9,798             0.0%
    Korian SA                                                  2,757    104,220             0.1%
    Lagardere SCA                                              8,092    235,440             0.2%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
FRANCE -- (Continued)
    Laurent-Perrier                                              195 $   16,905             0.0%
    Lectra                                                     1,418     16,729             0.0%
    LISI                                                       2,061     50,313             0.0%
    Manitou BF SA                                              1,600     22,115             0.0%
    Manutan International                                        508     25,807             0.0%
    Mersen                                                     1,047     19,643             0.0%
    Metropole Television SA                                    3,670     70,595             0.1%
    Montupet                                                     764     59,893             0.1%
#*  Naturex                                                      484     34,044             0.0%
    Neopost SA                                                 2,327     57,813             0.1%
*   Nexans SA                                                  3,061    121,678             0.1%
    Nexity SA                                                  2,492    110,272             0.1%
    NextRadioTV                                                  598     23,497             0.0%
*   NRJ Group                                                  2,200     20,416             0.0%
    Orpea                                                      2,368    189,968             0.2%
*   Parrot SA                                                    570     25,783             0.0%
*   Pierre & Vacances SA                                         387     10,592             0.0%
    Plastic Omnium SA                                          3,726    107,551             0.1%
    Rallye SA                                                  1,932     35,725             0.0%
*   Recylex SA                                                 1,500      2,128             0.0%
    Rexel SA                                                  11,012    150,290             0.1%
    Rothschild & Co.                                             165      4,732             0.0%
    Rubis SCA                                                  2,507    200,934             0.2%
    Saft Groupe SA                                             2,990     77,069             0.1%
    Samse SA                                                     132     17,314             0.0%
    Sartorius Stedim Biotech                                     306    108,053             0.1%
    Savencia SA                                                  669     41,706             0.0%
    SEB SA                                                     1,479    150,215             0.1%
*   Societe des Bains de Mer et du Cercle des Etrangers a
      Monaco                                                     283     10,720             0.0%
    Societe Television Francaise 1                             8,040    103,287             0.1%
#*  SOITEC                                                    23,083     18,746             0.0%
#   Solocal Group                                              3,303     26,861             0.0%
    Somfy SA                                                     212     66,258             0.1%
    Sopra Steria Group                                         1,069    121,603             0.1%
#*  Ste Industrielle d'Aviation Latecoere SA                   2,262     10,306             0.0%
    Stef SA                                                      287     21,139             0.0%
    Synergie SA                                                  659     17,631             0.0%
    Technicolor SA                                            17,993    121,684             0.1%
    Teleperformance                                            3,757    294,853             0.2%
    TFF Group                                                     12      1,336             0.0%
*   Theolia SA                                                 1,674      1,085             0.0%
    Thermador Groupe                                             157     14,661             0.0%
    Total Gabon                                                   25      4,974             0.0%
    Trigano SA                                                 1,363     65,535             0.1%
*   UBISOFT Entertainment                                      6,345    190,105             0.2%
*   Valneva SE                                                 1,226      4,558             0.0%
    Vicat                                                      1,332     85,338             0.1%
    VIEL & Cie SA                                              4,347     15,212             0.0%
    Vilmorin & Cie SA                                            497     35,016             0.0%
    Virbac SA                                                    239     47,614             0.0%
                                                                     ----------             ---
TOTAL FRANCE                                                          5,878,614             4.6%
                                                                     ----------             ---

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
GERMANY -- (5.7%)
    Aareal Bank AG                                             4,094 $155,974             0.1%
*   ADVA Optical Networking SE                                 3,107   33,633             0.0%
#*  AIXTRON SE                                                 8,383   53,345             0.0%
    Amadeus Fire AG                                              465   38,795             0.0%
    Aurubis AG                                                 2,557  170,807             0.1%
    Axel Springer SE                                           2,531  142,241             0.1%
*   Balda AG                                                     916    3,455             0.0%
    Bauer AG                                                     422    8,908             0.0%
#   BayWa AG                                                   1,355   45,866             0.0%
    Bechtle AG                                                   986   91,005             0.1%
    Bertrandt AG                                                 351   41,167             0.0%
    Bijou Brigitte AG                                            274   15,217             0.0%
#   Bilfinger SE                                               2,513  112,626             0.1%
    Biotest AG                                                 1,179   17,775             0.0%
#   Borussia Dortmund GmbH & Co. KGaA                          8,179   36,413             0.0%
    CANCOM SE                                                  1,419   55,665             0.1%
    Carl Zeiss Meditec AG                                      2,614   76,568             0.1%
    CENTROTEC Sustainable AG                                   1,248   19,933             0.0%
    Cewe Stiftung & Co. KGAA                                     476   28,629             0.0%
    Comdirect Bank AG                                          2,500   30,252             0.0%
    CompuGroup Medical AG                                      2,314   68,185             0.1%
*   Constantin Medien AG                                       3,300    6,686             0.0%
    CTS Eventim AG & Co. KGaA                                  2,188   85,637             0.1%
#   Delticom AG                                                  212    4,892             0.0%
    Deutsche EuroShop AG                                       1,441   69,477             0.1%
    Deutsche Wohnen AG                                             1       21             0.0%
    Deutz AG                                                   7,018   26,298             0.0%
*   Dialog Semiconductor P.L.C.                                4,518  167,142             0.1%
    DIC Asset AG                                               1,918   18,871             0.0%
    DMG Mori AG                                                2,097   83,262             0.1%
    Drillisch AG                                               2,679  138,157             0.1%
    Duerr AG                                                   1,588  132,221             0.1%
    Elmos Semiconductor AG                                       624    9,248             0.0%
    ElringKlinger AG                                           2,610   58,400             0.1%
    Fielmann AG                                                1,483  103,823             0.1%
    Fraport AG Frankfurt Airport Services Worldwide            1,512   95,865             0.1%
    Freenet AG                                                 8,771  295,878             0.2%
    Fuchs Petrolub SE                                          1,824   75,501             0.1%
    Gerresheimer AG                                            1,966  153,298             0.1%
#   Gerry Weber International AG                               2,328   37,901             0.0%
    Gesco AG                                                     111    7,866             0.0%
    GFK SE                                                     1,560   57,487             0.1%
#   GFT Technologies SE                                        1,914   56,446             0.1%
    Grammer AG                                                 1,330   35,469             0.0%
    Grenkeleasing AG                                             405   74,309             0.1%
    Hamburger Hafen und Logistik AG                            2,121   30,678             0.0%
#*  Heidelberger Druckmaschinen AG                            17,995   51,660             0.0%
    Hochtief AG                                                  571   53,122             0.0%
    Hornbach Baumarkt AG                                         478   17,078             0.0%
    Indus Holding AG                                           2,104   97,940             0.1%
    Isra Vision AG                                               280   16,668             0.0%
    Jenoptik AG                                                5,015   81,094             0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
GERMANY -- (Continued)
    K+S AG                                                     3,105 $ 78,380             0.1%
    KION Group AG                                              2,816  126,894             0.1%
#   Kloeckner & Co. SE                                         8,318   74,094             0.1%
*   Koenig & Bauer AG                                          1,126   35,312             0.0%
#*  Kontron AG                                                 3,829   13,042             0.0%
    Krones AG                                                  1,070  128,694             0.1%
    KSB AG                                                        31   13,664             0.0%
#   KUKA AG                                                    1,857  156,931             0.1%
    KWS Saat SE                                                  187   60,461             0.1%
#   Lanxess AG                                                 6,091  326,860             0.3%
    LEG Immobilien AG                                          3,727  297,136             0.2%
    Leoni AG                                                   2,277   93,012             0.1%
#   LPKF Laser & Electronics AG                                1,968   18,275             0.0%
#*  Manz AG                                                      281   12,971             0.0%
    MLP AG                                                     3,534   15,359             0.0%
    MTU Aero Engines AG                                        2,855  264,112             0.2%
    Nemetschek AG                                              2,828  121,889             0.1%
*   Nordex SE                                                  4,088  133,531             0.1%
    Norma Group SE                                             1,997  102,412             0.1%
    Osram Licht AG                                             4,218  247,867             0.2%
*   Patrizia Immobilien AG                                     2,712   74,551             0.1%
    Pfeiffer Vacuum Technology AG                                952  118,554             0.1%
#   PNE Wind AG                                                6,074   15,795             0.0%
    Puma SE                                                      210   46,994             0.0%
*   QIAGEN NV                                                  6,783  164,444             0.1%
#   QSC AG                                                     8,683   15,220             0.0%
    Rational AG                                                  178   70,638             0.1%
    Rheinmetall AG                                             2,860  179,885             0.1%
    Rhoen-Klinikum AG                                          3,558  106,138             0.1%
    SAF-Holland SA                                             2,801   40,882             0.0%
    Salzgitter AG                                              1,976   56,982             0.1%
#   Schaltbau Holding AG                                         277   15,425             0.0%
#*  SGL Carbon SE                                              3,415   62,654             0.1%
    SHW AG                                                       529   13,849             0.0%
#*  Singulus Technologies AG                                     831      524             0.0%
    Sixt SE                                                    1,196   66,705             0.1%
*   SMA Solar Technology AG                                    1,123   54,137             0.0%
    Software AG                                                3,599  104,568             0.1%
#*  Solarworld AG                                                 26      392             0.0%
    Stada Arzneimittel AG                                      4,467  169,935             0.1%
    STRATEC Biomedical AG                                        474   27,605             0.0%
    Stroeer SE                                                 1,864  117,610             0.1%
    Suedzucker AG                                              5,698  106,339             0.1%
    Surteco SE                                                   689   13,450             0.0%
*   Suss Microtec AG                                             651    4,941             0.0%
#   TAG Immobilien AG                                          6,218   80,485             0.1%
    Takkt AG                                                   2,567   47,670             0.0%
    Technotrans AG                                               637   12,481             0.0%
*   Tom Tailor Holding AG                                        856    5,673             0.0%
*   Vossloh AG                                                   724   53,205             0.0%
    VTG AG                                                       666   21,730             0.0%
    Wacker Chemie AG                                             901   79,069             0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
GERMANY -- (Continued)
    Wacker Neuson SE                                              2,250 $   31,289             0.0%
    Washtec AG                                                      509     15,853             0.0%
    Wincor Nixdorf AG                                             1,671     85,707             0.1%
    XING AG                                                         282     55,665             0.1%
    Zeal Network SE                                                 472     21,659             0.0%
                                                                        ----------             ---
TOTAL GERMANY                                                            7,868,453             6.2%
                                                                        ----------             ---
HONG KONG -- (3.1%)
    Alco Holdings, Ltd.                                          68,000     21,038             0.0%
    Allied Group, Ltd.                                           13,600     64,920             0.1%
    Allied Properties HK, Ltd.                                  219,416     46,852             0.0%
*   Apac Resources, Ltd.                                         65,694        767             0.0%
    APT Satellite Holdings, Ltd.                                 43,500     42,852             0.0%
#   Asia Financial Holdings, Ltd.                                54,874     21,219             0.0%
    Asia Satellite Telecommunications Holdings, Ltd.             11,500     17,097             0.0%
    Asia Standard International Group, Ltd.                      24,940      4,677             0.0%
#   ASM Pacific Technology, Ltd.                                 13,100     93,019             0.1%
    Associated International Hotels, Ltd.                        28,000     77,915             0.1%
#   Bonjour Holdings, Ltd.                                       61,600      2,419             0.0%
    Bright Smart Securities & Commodities Group, Ltd.             6,000      1,882             0.0%
#*  Brockman Mining, Ltd.                                       256,330      5,455             0.0%
    Cafe de Coral Holdings, Ltd.                                 22,000     74,413             0.1%
    Century City International Holdings, Ltd.                    43,340      3,015             0.0%
*   Champion Technology Holdings, Ltd.                           88,591      1,731             0.0%
    Chen Hsong Holdings                                          30,000      6,897             0.0%
    Chevalier International Holdings, Ltd.                        4,000      6,885             0.0%
*   China Energy Development Holdings, Ltd.                     162,000      3,219             0.0%
#*  China Public Procurement, Ltd.                            1,164,000     21,082             0.0%
#*  China Smarter Energy Group Holdings, Ltd.                   300,000     25,903             0.0%
*   China Strategic Holdings, Ltd.                              551,250     17,291             0.0%
    Chow Sang Sang Holdings International, Ltd.                  27,000     52,455             0.1%
    Chu Kong Shipping Enterprise Group Co., Ltd.                 24,000      7,143             0.0%
    CITIC Telecom International Holdings, Ltd.                  139,000     57,624             0.1%
    CK Life Sciences Int'l Holdings, Inc.                       352,000     33,044             0.0%
*   CP Lotus Corp.                                              290,000      6,858             0.0%
    Cross-Harbour Holdings, Ltd. (The)                           30,658     40,575             0.0%
    CSI Properties, Ltd.                                         89,543      2,993             0.0%
*   CST Mining Group, Ltd.                                    1,088,000     12,151             0.0%
    Dah Sing Banking Group, Ltd.                                 38,528     73,010             0.1%
    Dah Sing Financial Holdings, Ltd.                            13,006     72,979             0.1%
    Dickson Concepts International, Ltd.                         14,500      5,424             0.0%
*   EganaGoldpfeil Holdings, Ltd.                                85,130         --             0.0%
#   Emperor Capital Group, Ltd.                                 144,000     11,960             0.0%
    Emperor Entertainment Hotel, Ltd.                            40,000      7,924             0.0%
#   Emperor International Holdings, Ltd.                        100,333     19,501             0.0%
    Emperor Watch & Jewellery, Ltd.                             210,000      5,566             0.0%
*   EPI Holdings, Ltd.                                               --         --             0.0%
#   Esprit Holdings, Ltd.                                       121,250    135,128             0.1%
#   Fairwood Holdings, Ltd.                                       5,000     15,459             0.0%
#   Far East Consortium International, Ltd/HK                    95,560     34,869             0.0%
    First Pacific Co., Ltd.                                      64,000     43,876             0.0%
    Fountain SET Holdings, Ltd.                                  28,000      3,489             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                               SHARES   VALUE++  OF NET ASSETS**
                                                              --------- -------- ---------------
HONG KONG -- (Continued)
    Foxconn International Holdings, Ltd.                        122,000 $ 58,344             0.1%
    G-Resources Group, Ltd.                                   2,118,000   47,329             0.0%
#*  GCL New Energy Holdings, Ltd.                               280,000   20,131             0.0%
    Get Nice Holdings, Ltd.                                     651,000   26,775             0.0%
#   Giordano International, Ltd.                                 86,000   46,479             0.0%
*   Global Brands Group Holding, Ltd.                           374,000   77,539             0.1%
    Glorious Sun Enterprises, Ltd.                               48,000    8,330             0.0%
*   Grande Holdings, Ltd. (The)                                  28,000      278             0.0%
    Great Eagle Holdings, Ltd.                                    5,000   16,447             0.0%
#   Guotai Junan International Holdings, Ltd.                    96,400   35,807             0.0%
    Haitong International Securities Group, Ltd.                113,967   63,417             0.1%
    Hanison Construction Holdings, Ltd.                          18,132    3,327             0.0%
*   Hao Tian Development Group, Ltd.                            312,000   19,420             0.0%
    Harbour Centre Development, Ltd.                             13,500   22,568             0.0%
    HKR International, Ltd.                                      74,533   33,194             0.0%
    Hong Kong Aircraft Engineering Co., Ltd.                      2,400   19,489             0.0%
    Hong Kong Ferry Holdings Co., Ltd.                           12,000   13,991             0.0%
*   Hong Kong Television Network, Ltd.                           32,239    6,785             0.0%
    Hongkong & Shanghai Hotels (The)                             25,500   28,964             0.0%
#   Hongkong Chinese, Ltd.                                       90,000   15,597             0.0%
    Hopewell Holdings, Ltd.                                      33,666  121,479             0.1%
    Hsin Chong Construction Group, Ltd.                         214,000   25,408             0.0%
    Hung Hing Printing Group, Ltd.                               29,815    3,803             0.0%
    Hutchison Telecommunications Hong Kong Holdings, Ltd.       118,000   43,236             0.0%
#*  Imagi International Holdings, Ltd.                          608,000    8,814             0.0%
    IT, Ltd.                                                     54,000   16,489             0.0%
    Johnson Electric Holdings, Ltd.                              21,375   78,095             0.1%
#   K Wah International Holdings, Ltd.                           90,839   39,094             0.0%
    Kerry Logistics Network, Ltd.                                27,000   40,158             0.0%
*   Ko Yo Chemical Group, Ltd.                                   80,000    8,534             0.0%
    Kowloon Development Co., Ltd.                                28,000   31,669             0.0%
    L'Occitane International SA                                  14,000   28,154             0.0%
    Lai Sun Development Co., Ltd.                               885,416   16,156             0.0%
    Lifestyle International Holdings, Ltd.                       39,000   56,299             0.1%
    Lippo China Resources, Ltd.                                 586,000   22,999             0.0%
    Liu Chong Hing Investment, Ltd.                              18,000   21,264             0.0%
    Luk Fook Holdings International, Ltd.                        26,000   66,904             0.1%
    Lung Kee Bermuda Holdings                                    26,000    7,410             0.0%
*   Macau Legend Development, Ltd.                              108,000   15,397             0.0%
    Magnificent Estates                                         336,000    9,453             0.0%
    Man Wah Holdings, Ltd.                                       45,200   51,635             0.0%
*   Mason Financial Holdings, Ltd.                              880,000   32,938             0.0%
#   Melco International Development, Ltd.                        53,000   82,178             0.1%
*   Midland Holdings, Ltd.                                       60,000   26,250             0.0%
    Ming Fai International Holdings, Ltd.                        44,000    4,473             0.0%
#   Miramar Hotel & Investment                                   20,000   33,473             0.0%
*   Mongolian Mining Corp.                                      171,249    4,775             0.0%
    NagaCorp, Ltd.                                               92,000   64,944             0.1%
*   New Times Energy Corp., Ltd.                                 34,800      898             0.0%
#   Newocean Energy Holdings, Ltd.                              110,000   44,790             0.0%
    Next Digital, Ltd.                                           38,000    2,795             0.0%
*   O Luxe Holdings, Ltd.                                        45,000    1,566             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES  VALUE++ OF NET ASSETS**
                                                              ------- ------- ---------------
HONG KONG -- (Continued)
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd.    115,000 $ 8,701             0.0%
    Orient Overseas International, Ltd.                        13,000  61,991             0.1%
    Oriental Watch Holdings                                    14,000   1,906             0.0%
*   Pacific Andes International Holdings, Ltd.                126,000   2,412             0.0%
#   Pacific Basin Shipping, Ltd.                              157,000  46,036             0.0%
    Pacific Textiles Holdings, Ltd.                            43,000  61,272             0.1%
    Paliburg Holdings, Ltd.                                    26,000   8,183             0.0%
#   Paradise Entertainment, Ltd.                               40,000   7,045             0.0%
    PCCW, Ltd.                                                146,000  78,238             0.1%
    Pico Far East Holdings, Ltd.                               96,000  25,360             0.0%
    Playmates Toys, Ltd.                                       60,000  12,594             0.0%
*   PME Group, Ltd.                                           510,000   9,963             0.0%
    Polytec Asset Holdings, Ltd.                               30,000   3,748             0.0%
    Public Financial Holdings, Ltd.                            24,000  11,492             0.0%
    PYI Corp., Ltd.                                           169,839   3,739             0.0%
    Regal Hotels International Holdings, Ltd.                  29,000  15,025             0.0%
#   SA SA International Holdings, Ltd.                        110,000  35,003             0.0%
#   SEA Holdings, Ltd.                                         38,000  39,842             0.0%
    Shangri-La Asia, Ltd.                                      64,000  58,406             0.1%
#   Shenyin Wanguo HK, Ltd.                                    25,000  10,965             0.0%
*   Shun Ho Technology Holdings, Ltd.                           5,544   1,896             0.0%
    Shun Tak Holdings, Ltd.                                   130,000  51,643             0.1%
    Sing Tao News Corp., Ltd.                                  14,000   1,948             0.0%
    Singamas Container Holdings, Ltd.                         132,000  15,765             0.0%
    SmarTone Telecommunications Holdings, Ltd.                 34,000  59,754             0.1%
*   SOCAM Development, Ltd.                                    28,127  16,677             0.0%
*   Solomon Systech International, Ltd.                        58,000   3,057             0.0%
    Soundwill Holdings, Ltd.                                    4,000   5,134             0.0%
    Stella International Holdings, Ltd.                        31,000  76,560             0.1%
    Sun Hung Kai & Co., Ltd.                                   50,464  33,963             0.0%
    TAI Cheung Holdings, Ltd.                                  25,000  20,101             0.0%
    Tao Heung Holdings, Ltd.                                   17,000   5,372             0.0%
    Television Broadcasts, Ltd.                                16,800  61,119             0.1%
    Texwinca Holdings, Ltd.                                    58,000  56,145             0.1%
*   Titan Petrochemicals Group, Ltd.                          160,000      10             0.0%
    Transport International Holdings, Ltd.                     30,000  80,980             0.1%
#   Trinity, Ltd.                                              58,000   8,425             0.0%
*   TSC Group Holdings, Ltd.                                   39,000   7,766             0.0%
*   United Laboratories International Holdings, Ltd. (The)     45,000  23,896             0.0%
*   United Photovoltaics Group, Ltd.                          148,000  15,212             0.0%
    Upbest Group, Ltd.                                         74,000  17,507             0.0%
#   Value Partners Group, Ltd.                                 53,000  56,258             0.1%
    Varitronix International, Ltd.                             20,009  13,651             0.0%
    Victory City International Holdings, Ltd.                  36,937   4,511             0.0%
    Vitasoy International Holdings, Ltd.                       44,000  73,042             0.1%
    VST Holdings, Ltd.                                         57,600  16,909             0.0%
    VTech Holdings, Ltd.                                        8,200  99,293             0.1%
    Wai Kee Holdings, Ltd.                                     52,000  16,900             0.0%
    Wing On Co. International, Ltd.                            18,000  56,102             0.1%
    Wing Tai Properties, Ltd.                                   6,000   3,442             0.0%
    Xinyi Glass Holdings, Ltd.                                154,000  79,980             0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
HONG KONG -- (Continued)
    YGM Trading, Ltd.                                          4,000 $    3,195             0.0%
                                                                     ----------             ---
TOTAL HONG KONG                                                       4,266,451             3.3%
                                                                     ----------             ---
IRELAND -- (0.6%)
    C&C Group P.L.C.                                          18,373     73,158             0.1%
    FBD Holdings P.L.C.(4330231)                               1,355     10,361             0.0%
    FBD Holdings P.L.C.(0329028)                               1,308      9,747             0.0%
    Glanbia P.L.C.                                             7,132    138,203             0.1%
    Irish Continental Group P.L.C.(BLP5857)                    6,015     32,676             0.0%
    Irish Continental Group P.L.C.(BLP59W1)                    3,760     19,958             0.0%
*   Kenmare Resources P.L.C.                                  51,008      1,582             0.0%
    Kingspan Group P.L.C.(0492793)                             5,394    130,776             0.1%
    Kingspan Group P.L.C.(4491235)                             3,605     87,202             0.1%
    Paddy Power P.L.C.(BWXC0Z1)                                  772     89,947             0.1%
    Paddy Power P.L.C.(BWT6H89)                                  508     58,781             0.0%
    Smurfit Kappa Group P.L.C.                                 4,588    130,570             0.1%
                                                                     ----------             ---
TOTAL IRELAND                                                           782,961             0.6%
                                                                     ----------             ---
ISRAEL -- (0.7%)
#*  Africa Israel Investments, Ltd.                            2,681      1,978             0.0%
*   Airport City, Ltd.                                         6,124     59,644             0.1%
*   Allot Communications, Ltd.                                 3,228     18,226             0.0%
    Amot Investments, Ltd.                                     3,536     11,489             0.0%
*   AudioCodes, Ltd.                                           1,200      4,154             0.0%
*   Cellcom Israel, Ltd.                                       5,134     38,201             0.1%
*   Clal Biotechnology Industries, Ltd.                        4,323      3,518             0.0%
*   Clal Insurance Enterprises Holdings, Ltd.                  1,159     17,658             0.0%
*   Compugen, Ltd.                                             3,299     20,456             0.0%
    Delek Automotive Systems, Ltd.                             4,148     39,389             0.1%
    Delta-Galil Industries, Ltd.                                 357     11,230             0.0%
    Electra, Ltd.                                                 90     11,436             0.0%
*   EZchip Semiconductor, Ltd.                                 2,235     54,476             0.1%
    First International Bank Of Israel, Ltd.                   1,950     24,442             0.0%
    Frutarom Industries, Ltd.                                  2,602    112,362             0.1%
*   Gilat Satellite Networks, Ltd.                             1,752      6,141             0.0%
*   Hadera Paper, Ltd.                                           146      4,145             0.0%
    Harel Insurance Investments & Financial Services, Ltd.     6,624     27,974             0.0%
*   Israel Discount Bank, Ltd. Class A                        18,996     34,745             0.0%
    Ituran Location and Control, Ltd.                          1,452     29,805             0.0%
*   Jerusalem Oil Exploration                                    820     32,767             0.0%
*   Kamada, Ltd.                                               1,265      5,089             0.0%
    Matrix IT, Ltd.                                            1,899     11,672             0.0%
*   Mazor Robotics, Ltd.                                       1,564      8,622             0.0%
*   Mazor Robotics, Ltd. Sponsored ADR                           900      9,495             0.0%
    Melisron, Ltd.                                             1,177     41,047             0.1%
    Menorah Mivtachim Holdings, Ltd.                           3,053     26,704             0.0%
    Migdal Insurance & Financial Holding, Ltd.                34,652     31,556             0.0%
*   Naphtha Israel Petroleum Corp., Ltd.                       1,752      9,996             0.0%
*   Nova Measuring Instruments, Ltd.                           1,136     11,849             0.0%
*   Oil Refineries, Ltd.                                      86,916     31,764             0.0%
*   Partner Communications Co., Ltd.                           7,236     32,765             0.0%
    Paz Oil Co., Ltd.                                            419     62,419             0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
ISRAEL -- (Continued)
    Phoenix Holdings, Ltd. (The)                                4,361 $ 11,428             0.0%
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.          415   19,553             0.0%
    Shikun & Binui, Ltd.                                        9,961   18,177             0.0%
*   Shufersal, Ltd.                                             4,123   11,772             0.0%
*   Strauss Group, Ltd.                                         2,520   36,100             0.0%
*   Tower Semiconductor, Ltd.                                   3,073   42,024             0.1%
                                                                      --------             ---
TOTAL ISRAEL                                                           986,268             0.8%
                                                                      --------             ---
ITALY -- (3.8%)
    A2A SpA                                                    77,745  106,497             0.1%
    ACEA SpA                                                    3,393   48,775             0.0%
#   Amplifon SpA                                                9,533   74,130             0.1%
    Anima Holding SpA                                           5,504   53,891             0.0%
    Ansaldo STS SpA                                            10,015  106,555             0.1%
*   Arnoldo Mondadori Editore SpA                               7,418    9,041             0.0%
#   Astaldi SpA                                                 5,928   47,751             0.0%
*   Autogrill SpA                                               7,575   70,512             0.1%
    Azimut Holding SpA                                          7,759  186,627             0.2%
#*  Banca Carige SpA                                           13,880   25,300             0.0%
    Banca Generali SpA                                          3,372  103,857             0.1%
    Banca IFIS SpA                                              1,366   33,694             0.0%
    Banca Popolare dell'Emilia Romagna SC                      32,811  264,788             0.2%
#*  Banca Popolare dell'Etruria e del Lazio SC                 25,255    6,071             0.0%
    Banca Popolare di Milano Scarl                            298,865  280,430             0.2%
    Banca Popolare di Sondrio SCARL                            26,600  121,332             0.1%
#   Banca Profilo SpA                                          12,870    3,848             0.0%
    Banco di Desio e della Brianza SpA                          5,000   17,083             0.0%
*   Banco Popolare SC                                          17,046  254,726             0.2%
    Brembo SpA                                                  1,837   80,968             0.1%
    Brunello Cucinelli SpA                                      2,157   39,014             0.0%
    Buzzi Unicem SpA                                            4,611   78,019             0.1%
*   Caltagirone Editore SpA                                     3,000    3,274             0.0%
*   Carraro SpA                                                 1,070    2,265             0.0%
    Cementir Holding SpA                                        3,618   20,224             0.0%
*   CIR-Compagnie Industriali Riunite SpA                      36,555   40,369             0.0%
    Credito Emiliano SpA                                        5,806   41,485             0.0%
*   Credito Valtellinese SC                                    95,790  120,585             0.1%
    Danieli & C Officine Meccaniche SpA                         1,158   24,728             0.0%
    Datalogic SpA                                               1,800   30,319             0.0%
    Davide Campari-Milano SpA                                  19,493  166,927             0.1%
    De'Longhi SpA                                               3,720   90,999             0.1%
    DiaSorin SpA                                                1,114   49,877             0.0%
    Ei Towers SpA                                               1,471   89,188             0.1%
    Engineering SpA                                               287   17,533             0.0%
    ERG SpA                                                     3,485   49,471             0.0%
    Esprinet SpA                                                2,060   18,560             0.0%
    Falck Renewables SpA                                        2,864    3,583             0.0%
    FinecoBank Banca Fineco SpA                                 4,036   30,504             0.0%
#*  Geox SpA                                                    3,764   17,549             0.0%
*   Gruppo Editoriale L'Espresso SpA                            7,849    8,473             0.0%
    Hera SpA                                                   42,702  112,058             0.1%
*   IMMSI SpA                                                   8,658    4,757             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
ITALY -- (Continued)
    Industria Macchine Automatiche SpA                            912 $   47,088             0.0%
*   Intek Group SpA                                            17,854      5,523             0.0%
    Interpump Group SpA                                         4,598     67,654             0.1%
    Iren SpA                                                   50,122     82,569             0.1%
    Italcementi SpA                                            11,076    123,007             0.1%
    Italmobiliare SpA                                             273     11,784             0.0%
*   Landi Renzo SpA                                             1,740      1,493             0.0%
#*  Maire Tecnimont SpA                                         9,016     25,956             0.0%
    MARR SpA                                                    3,575     72,771             0.1%
    Mediaset SpA                                               45,867    232,803             0.2%
    Mediolanum SpA                                              6,028     49,110             0.0%
    Moncler SpA                                                 5,762     92,681             0.1%
    Parmalat SpA                                                4,587     11,931             0.0%
#   Piaggio & C SpA                                            11,804     29,289             0.0%
    Prysmian SpA                                               12,247    264,478             0.2%
#*  RCS MediaGroup SpA                                         22,007     17,561             0.0%
    Recordati SpA                                               7,452    185,223             0.1%
    Reply SpA                                                     480     61,151             0.1%
    Sabaf SpA                                                     217      2,918             0.0%
    SAES Getters SpA                                              616      5,445             0.0%
*   Safilo Group SpA                                            2,996     37,203             0.0%
#*  Saipem SpA                                                 15,509    145,703             0.1%
    Salini Impregilo SpA                                       18,202     75,368             0.1%
#   Salvatore Ferragamo SpA                                     2,957     80,258             0.1%
*   Saras SpA                                                  34,552     68,174             0.1%
    Societa Cattolica di Assicurazioni SCRL                    11,252     87,819             0.1%
    Societa Iniziative Autostradali e Servizi SpA               5,499     63,123             0.1%
*   Sogefi SpA                                                  3,015      7,290             0.0%
    SOL SpA                                                     2,651     21,706             0.0%
    Tamburi Investment Partners SpA                             5,222     20,249             0.0%
*   Tiscali SpA                                               110,959      7,413             0.0%
#   Tod's SpA                                                     778     65,159             0.1%
#   Trevi Finanziaria Industriale SpA                           6,018      7,769             0.0%
    Unipol Gruppo Finanziario SpA                              17,778     82,810             0.1%
    Vittoria Assicurazioni SpA                                  2,848     31,499             0.0%
*   Yoox Net-A-Porter Group SpA                                 3,036    102,937             0.1%
    Zignago Vetro SpA                                           1,896     12,332             0.0%
                                                                      ----------             ---
TOTAL ITALY                                                            5,262,884             4.1%
                                                                      ----------             ---
JAPAN -- (20.6%)
    Achilles Corp.                                              6,000      7,413             0.0%
    ADEKA Corp.                                                 5,600     82,297             0.1%
    Aderans Co., Ltd.                                           1,700     11,887             0.0%
#   Advantest Corp.                                             5,800     46,267             0.1%
    Aeon Delight Co., Ltd.                                      1,100     31,689             0.0%
    Ahresty Corp.                                                 700      4,702             0.0%
    Ai Holdings Corp.                                           1,600     38,942             0.0%
    Aica Kogyo Co., Ltd.                                        3,000     59,424             0.1%
    Aichi Bank, Ltd. (The)                                        800     44,513             0.1%
    Aichi Steel Corp.                                           7,000     30,407             0.0%
    Aichi Tokei Denki Co., Ltd.                                 3,000      8,071             0.0%
    Aida Engineering, Ltd.                                      4,000     38,120             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    Ain Pharmaciez, Inc.                                       1,200 $ 56,807             0.1%
#   Aiphone Co., Ltd.                                          1,100   16,920             0.0%
    Aisan Industry Co., Ltd.                                   2,770   27,704             0.0%
#   Akebono Brake Industry Co., Ltd.                           6,500   19,032             0.0%
    Akita Bank, Ltd. (The)                                    15,000   49,200             0.1%
#   Alpen Co., Ltd.                                              800   13,096             0.0%
    Alpine Electronics, Inc.                                   3,800   49,896             0.1%
    Alps Logistics Co., Ltd.                                   1,000   11,826             0.0%
    Amano Corp.                                                4,200   54,552             0.1%
    Anest Iwata Corp.                                          3,000   21,191             0.0%
    Anritsu Corp.                                              7,300   47,540             0.1%
    AOKI Holdings, Inc.                                        3,200   39,005             0.0%
    Aomori Bank, Ltd. (The)                                   17,000   55,384             0.1%
    Aoyama Trading Co., Ltd.                                   3,100  112,943             0.1%
    Arakawa Chemical Industries, Ltd.                          1,800   17,895             0.0%
    Arata Corp.                                                  400    8,460             0.0%
    Arcland Sakamoto Co., Ltd.                                 1,500   32,836             0.0%
    Arcs Co., Ltd.                                             2,200   44,350             0.1%
    Ariake Japan Co., Ltd.                                       900   40,822             0.0%
    Arisawa Manufacturing Co., Ltd.                            5,100   31,516             0.0%
    Artnature, Inc.                                            1,000    9,615             0.0%
    As One Corp.                                                 990   35,142             0.0%
    Asahi Diamond Industrial Co., Ltd.                         4,500   47,483             0.1%
    Asahi Holdings, Inc.                                       1,400   20,603             0.0%
    Asahi Intecc Co., Ltd.                                     1,800   69,530             0.1%
    Asahi Kogyosha Co., Ltd.                                   3,000   11,396             0.0%
    Asahi Organic Chemicals Industry Co., Ltd.                 3,000    5,539             0.0%
    Asatsu-DK, Inc.                                            2,100   51,534             0.1%
    Ashimori Industry Co., Ltd.                                3,000    4,725             0.0%
    ASKA Pharmaceutical Co., Ltd.                              2,000   23,973             0.0%
    ASKUL Corp.                                                1,100   40,376             0.0%
    Asunaro Aoki Construction Co., Ltd.                        1,800   13,309             0.0%
    Atsugi Co., Ltd.                                          15,000   14,627             0.0%
    Autobacs Seven Co., Ltd.                                   4,500   78,910             0.1%
    Avex Group Holdings, Inc.                                  2,100   24,756             0.0%
    Awa Bank, Ltd. (The)                                      11,000   61,003             0.1%
    Axial Retailing, Inc.                                      1,200   44,643             0.1%
    Azbil Corp.                                                2,200   55,504             0.1%
    Bando Chemical Industries, Ltd.                            5,000   20,994             0.0%
    Bank of Iwate, Ltd. (The)                                  1,300   57,726             0.1%
#   Bank of Nagoya, Ltd. (The)                                 9,000   33,349             0.0%
    Bank of Okinawa, Ltd. (The)                                1,300   51,017             0.1%
    Bank of Saga, Ltd. (The)                                  16,000   36,296             0.0%
    Bank of the Ryukyus, Ltd.                                  3,600   51,401             0.1%
    Belc Co., Ltd.                                             1,000   37,314             0.0%
    Belluna Co., Ltd.                                          2,800   15,978             0.0%
    Benefit One, Inc.                                          1,900   33,260             0.0%
    Best Denki Co., Ltd.                                       2,500    2,831             0.0%
#   Bic Camera, Inc.                                           4,500   36,613             0.0%
    BML, Inc.                                                  1,000   29,449             0.0%
    Bookoff Corp.                                              1,000    7,655             0.0%
    Broadleaf Co., Ltd.                                        1,400   16,036             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                              SHARES VALUE++ OF NET ASSETS**
                                                              ------ ------- ---------------
JAPAN -- (Continued)
    Bunka Shutter Co., Ltd.                                    2,984 $23,165             0.0%
    C Uyemura & Co., Ltd.                                        400  20,844             0.0%
    CAC Holdings Corp.                                         1,700  13,911             0.0%
    Calsonic Kansei Corp.                                     12,000  95,636             0.1%
    Canon Electronics, Inc.                                    1,500  25,587             0.0%
    Capcom Co., Ltd.                                           2,200  46,387             0.1%
    Cawachi, Ltd.                                              1,300  22,498             0.0%
    Central Glass Co., Ltd.                                   17,000  83,912             0.1%
    Chiba Kogyo Bank, Ltd. (The)                               3,200  18,718             0.0%
    Chiyoda Co., Ltd.                                          1,700  56,359             0.1%
    Chiyoda Integre Co., Ltd.                                    600  14,487             0.0%
    Chofu Seisakusho Co., Ltd.                                 1,800  37,360             0.0%
    Chori Co., Ltd.                                              500   7,047             0.0%
#   Chuetsu Pulp & Paper Co., Ltd.                             8,000  14,226             0.0%
*   Chugai Mining Co., Ltd.                                    5,000   1,074             0.0%
    Chugai Ro Co., Ltd.                                        7,000  13,238             0.0%
    Chugoku Marine Paints, Ltd.                                5,000  35,744             0.0%
    Chukyo Bank, Ltd. (The)                                    7,000  14,562             0.0%
    Chuo Spring Co., Ltd.                                      5,000  11,937             0.0%
    CKD Corp.                                                  4,700  42,736             0.0%
#   Clarion Co., Ltd.                                          6,000  20,553             0.0%
    Cleanup Corp.                                              2,000  12,639             0.0%
#   CMIC Holdings Co., Ltd.                                      600   7,479             0.0%
    CMK Corp.                                                  2,000   3,808             0.0%
    Coca-Cola East Japan Co., Ltd.                             2,970  41,741             0.0%
    Coca-Cola West Co., Ltd.                                   3,300  66,734             0.1%
    Cocokara fine, Inc.                                        2,379  94,049             0.1%
#   Colowide Co., Ltd.                                         2,100  28,464             0.0%
    Computer Engineering & Consulting, Ltd.                    1,500  13,309             0.0%
    COMSYS Holdings Corp.                                      1,000  13,062             0.0%
    CONEXIO Corp.                                              1,300  13,110             0.0%
#   COOKPAD, Inc.                                              3,000  57,086             0.1%
    Corona Corp.                                               1,300  12,806             0.0%
#   Cosel Co., Ltd.                                            1,600  15,637             0.0%
*   Cosmo Energy Holdings Co., Ltd.                            4,700  63,887             0.1%
    Create Restaurants Holdings, Inc.                            700  18,170             0.0%
    CREATE SD HOLDINGS Co., Ltd.                                 800  47,104             0.1%
#   CROOZ, Inc.                                                  600  13,134             0.0%
    Dai Nippon Toryo Co., Ltd.                                11,000  16,779             0.0%
    Dai-Dan Co., Ltd.                                          3,000  21,285             0.0%
    Dai-ichi Seiko Co., Ltd.                                   1,400  18,587             0.0%
    Daibiru Corp.                                              2,900  24,664             0.0%
    Daido Metal Co., Ltd.                                      3,000  28,103             0.0%
    Daifuku Co., Ltd.                                          5,400  79,919             0.1%
    Daihen Corp.                                              11,000  54,699             0.1%
    Daiho Corp.                                                8,000  35,237             0.0%
    Daiichi Jitsugyo Co., Ltd.                                 4,000  17,066             0.0%
    Daiichikosho Co., Ltd.                                     1,100  36,687             0.0%
    Daiken Corp.                                               7,000  20,450             0.0%
    Daiki Aluminium Industry Co., Ltd.                         3,000   8,191             0.0%
    Daikoku Denki Co., Ltd.                                      900  11,615             0.0%
    Daikokutenbussan Co., Ltd.                                   500  17,176             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    Daikyo, Inc.                                              15,000 $ 25,929             0.0%
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.    8,000   37,905             0.0%
#   Daio Paper Corp.                                           3,000   29,597             0.0%
    Daisan Bank, Ltd. (The)                                   20,000   29,720             0.0%
    Daiseki Co., Ltd.                                          2,130   34,175             0.0%
    Daishi Bank, Ltd. (The)                                   23,000  103,935             0.1%
    Daito Bank, Ltd. (The)                                    10,000   15,940             0.0%
    Daito Pharmaceutical Co., Ltd.                               550   13,173             0.0%
    Daiwa Industries, Ltd.                                     3,000   19,847             0.0%
    Daiwabo Holdings Co., Ltd.                                22,000   43,324             0.0%
    DCM Holdings Co., Ltd.                                     5,200   34,448             0.0%
    Denka Co., Ltd.                                           11,000   51,046             0.1%
    Denki Kogyo Co., Ltd.                                      3,000   12,810             0.0%
    Denyo Co., Ltd.                                            2,000   32,435             0.0%
    Descente, Ltd.                                             3,300   42,245             0.0%
    Digital Garage, Inc.                                       1,400   21,812             0.0%
    DMG Mori Co., Ltd.                                         6,000   85,390             0.1%
    Doshisha Co., Ltd.                                         1,700   31,301             0.0%
    Doutor Nichires Holdings Co., Ltd.                         2,212   32,211             0.0%
#   Dr Ci:Labo Co., Ltd.                                       1,400   25,230             0.0%
    DTS Corp.                                                  1,000   23,638             0.0%
    Duskin Co., Ltd.                                           2,700   46,339             0.1%
    Dydo Drinco, Inc.                                            500   21,354             0.0%
    Eagle Industry Co., Ltd.                                   2,000   40,217             0.0%
    Earth Chemical Co., Ltd.                                   1,100   43,444             0.1%
#   EDION Corp.                                                8,900   66,761             0.1%
    Ehime Bank, Ltd. (The)                                    20,000   41,275             0.0%
    Eighteenth Bank, Ltd. (The)                               16,000   48,553             0.1%
    Eiken Chemical Co., Ltd.                                   2,000   35,037             0.0%
    Eizo Corp.                                                 1,500   35,118             0.0%
    en-japan, Inc.                                               800   21,335             0.0%
    Enplas Corp.                                                 700   25,761             0.0%
    EPS Holdings, Inc.                                         2,000   19,594             0.0%
    ESPEC Corp.                                                2,000   18,718             0.0%
    Exedy Corp.                                                1,800   41,397             0.0%
#   F@N Communications, Inc.                                   1,800   12,874             0.0%
    Fancl Corp.                                                2,700   37,836             0.0%
    FCC Co., Ltd.                                              2,100   37,138             0.0%
    Feed One Co., Ltd.                                         4,400    5,176             0.0%
    FIDEA Holdings Co., Ltd.                                  17,300   37,458             0.0%
    Fields Corp.                                               1,100   16,533             0.0%
#   Financial Products Group Co., Ltd.                         2,600   20,432             0.0%
    Foster Electric Co., Ltd.                                  2,000   49,072             0.1%
    FP Corp.                                                   1,800   73,630             0.1%
    France Bed Holdings Co., Ltd.                              1,600   12,565             0.0%
    Fuji Co. Ltd/Ehime                                         1,500   30,637             0.0%
    Fuji Corp., Ltd.                                           3,000   16,956             0.0%
    Fuji Kosan Co., Ltd.                                         600    2,446             0.0%
#   Fuji Kyuko Co., Ltd.                                       4,000   38,064             0.0%
    Fuji Machine Manufacturing Co., Ltd.                         600    5,886             0.0%
    Fuji Oil Co., Ltd.                                         1,800    5,614             0.0%
    Fuji Oil Holdings, Inc.                                    3,500   49,353             0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    Fuji Seal International, Inc.                              1,200 $ 40,741             0.0%
    Fuji Soft, Inc.                                            2,200   42,037             0.0%
    Fujibo Holdings, Inc.                                      8,000   14,763             0.0%
    Fujicco Co., Ltd.                                          1,400   27,979             0.0%
    Fujikura Kasei Co., Ltd.                                   2,000    9,394             0.0%
    Fujikura, Ltd.                                            22,000  113,078             0.1%
    Fujimi, Inc.                                               1,400   21,055             0.0%
    Fujimori Kogyo Co., Ltd.                                     800   22,039             0.0%
    Fujitec Co., Ltd.                                          4,000   43,162             0.0%
    Fujitsu General, Ltd.                                      4,000   50,231             0.1%
    Fukui Bank, Ltd. (The)                                    16,000   33,539             0.0%
    Fukushima Bank, Ltd. (The)                                14,000   11,102             0.0%
    Fukushima Industries Corp.                                 1,500   32,569             0.0%
#   Fukuyama Transporting Co., Ltd.                            7,000   38,015             0.0%
    Funai Electric Co., Ltd.                                     600    6,191             0.0%
    Furukawa Co., Ltd.                                        18,000   42,563             0.0%
    Furukawa Electric Co., Ltd.                               36,000   65,881             0.1%
    Furuno Electric Co., Ltd.                                  3,500   23,656             0.0%
    Furusato Industries, Ltd.                                  1,000   14,745             0.0%
    Fuso Pharmaceutical Industries, Ltd.                       5,000   11,599             0.0%
    Futaba Corp.                                               1,500   19,367             0.0%
    Futaba Industrial Co., Ltd.                                3,500   15,047             0.0%
    Future Architect, Inc.                                       800    4,361             0.0%
    Fuyo General Lease Co., Ltd.                               1,000   44,833             0.1%
    G-Tekt Corp.                                               1,800   22,235             0.0%
    Gakken Holdings Co., Ltd.                                  3,000    5,829             0.0%
#   Genky Stores, Inc.                                           600   20,604             0.0%
#   Geo Holdings Corp.                                         3,000   44,891             0.1%
    GLOBERIDE, Inc.                                            1,000   13,158             0.0%
    Glory, Ltd.                                                1,700   43,009             0.0%
    GMO internet, Inc.                                         4,200   59,485             0.1%
    GMO Payment Gateway, Inc.                                    800   31,508             0.0%
    Godo Steel, Ltd.                                           6,000   10,500             0.0%
    Goldcrest Co., Ltd.                                        1,190   22,265             0.0%
    Goldwin, Inc.                                                400   22,836             0.0%
#   Gree, Inc.                                                10,400   52,680             0.1%
    GS Yuasa Corp.                                            11,000   41,819             0.0%
#   Gulliver International Co., Ltd.                           2,200   22,164             0.0%
    Gun-Ei Chemical Industry Co., Ltd.                         7,000   17,058             0.0%
    Gunze, Ltd.                                               19,000   60,348             0.1%
#   Gurunavi, Inc.                                             1,000   18,239             0.0%
    Hakuto Co., Ltd.                                           1,400   16,415             0.0%
    Hamakyorex Co., Ltd.                                         800   16,153             0.0%
    Hanwa Co., Ltd.                                           18,000   74,436             0.1%
    Happinet Corp.                                             1,800   18,623             0.0%
    Hazama Ando Corp.                                          7,210   42,510             0.0%
    Heiwa Corp.                                                2,800   51,687             0.1%
    Heiwa Real Estate Co., Ltd.                                3,600   43,373             0.0%
    Heiwado Co., Ltd.                                          2,500   56,085             0.1%
    HI-LEX Corp.                                               1,100   33,709             0.0%
    Hibiya Engineering, Ltd.                                   2,400   31,116             0.0%
    Hiday Hidaka Corp.                                           720   17,855             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    Higashi-Nippon Bank, Ltd. (The)                           10,000 $ 33,782             0.0%
    Hioki EE Corp.                                               300    5,451             0.0%
#   Hisaka Works, Ltd.                                         2,000   15,345             0.0%
#   Hitachi Koki Co., Ltd.                                     4,100   29,869             0.0%
    Hitachi Kokusai Electric, Inc.                             2,000   27,614             0.0%
    Hitachi Transport System, Ltd.                             2,200   38,730             0.0%
    Hitachi Zosen Corp.                                       12,900   70,506             0.1%
    Hodogaya Chemical Co., Ltd.                                4,000    5,548             0.0%
    Hogy Medical Co., Ltd.                                     1,100   52,804             0.1%
    Hokkaido Coca-Cola Bottling Co., Ltd.                      3,000   15,334             0.0%
*   Hokkaido Electric Power Co., Inc.                          6,400   68,369             0.1%
#   Hokkaido Gas Co., Ltd.                                     4,000    9,236             0.0%
    Hokkan Holdings, Ltd.                                      6,000   15,314             0.0%
    Hokkoku Bank, Ltd. (The)                                  22,000   81,735             0.1%
    Hokuetsu Bank, Ltd. (The)                                 23,000   47,976             0.1%
    Hokuetsu Kishu Paper Co., Ltd.                             9,600   66,894             0.1%
    Hokuriku Electric Industry Co., Ltd.                       4,000    5,596             0.0%
    Hokuto Corp.                                               1,600   31,275             0.0%
    Honeys Co., Ltd.                                             770    6,346             0.0%
    Hoosiers Holdings                                            700    2,681             0.0%
    Horiba, Ltd.                                               2,200   86,567             0.1%
    Hosiden Corp.                                              3,100   19,063             0.0%
#   Hosokawa Micron Corp.                                      2,000    9,949             0.0%
    House Foods Group, Inc.                                    4,000   69,111             0.1%
    Howa Machinery, Ltd.                                         500    2,855             0.0%
    Hyakugo Bank, Ltd. (The)                                  19,000   97,191             0.1%
    Hyakujushi Bank, Ltd. (The)                               22,000   82,721             0.1%
    IBJ Leasing Co., Ltd.                                        900   19,004             0.0%
    Ichibanya Co., Ltd.                                          400   17,750             0.0%
    Ichikoh Industries, Ltd.                                   4,000    6,885             0.0%
    Ichiyoshi Securities Co., Ltd.                             4,100   37,724             0.0%
    Icom, Inc.                                                   700   14,546             0.0%
    Idec Corp.                                                 1,600   13,393             0.0%
    Ihara Chemical Industry Co., Ltd.                          3,100   37,808             0.0%
    Iino Kaiun Kaisha, Ltd.                                    7,300   33,009             0.0%
#   Ikyu Corp.                                                 1,800   34,142             0.0%
    Imasen Electric Industrial                                   801    7,247             0.0%
    Inaba Denki Sangyo Co., Ltd.                               1,400   43,684             0.1%
    Inaba Seisakusho Co., Ltd.                                   200    2,139             0.0%
    Inabata & Co., Ltd.                                        4,000   46,332             0.1%
    Inageya Co., Ltd.                                          2,000   20,132             0.0%
    Ines Corp.                                                 3,600   32,236             0.0%
    Intage, Inc.                                                 800   11,351             0.0%
    Internet Initiative Japan, Inc.                            1,300   24,329             0.0%
    Inui Global Logistics Co., Ltd.                              525    4,263             0.0%
#   Iriso Electronics Co., Ltd.                                  900   39,687             0.0%
#   Iseki & Co., Ltd.                                         14,000   23,062             0.0%
*   Ishihara Sangyo Kaisha, Ltd.                              24,000   23,271             0.0%
    IT Holdings Corp.                                          4,600  113,716             0.1%
    Itochu Enex Co., Ltd.                                      4,000   32,038             0.0%
    Itochu-Shokuhin Co., Ltd.                                    600   20,837             0.0%
    Itoham Foods, Inc.                                         8,631   44,093             0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                               PERCENTAGE
                                                              SHARES VALUE++ OF NET ASSETS**
                                                              ------ ------- ---------------
JAPAN -- (Continued)
    Itoki Corp.                                                3,000 $21,932             0.0%
    IwaiCosmo Holdings, Inc.                                     900  10,011             0.0%
    Iwasaki Electric Co., Ltd.                                 4,000   8,141             0.0%
    Iwatani Corp.                                              6,000  33,218             0.0%
*   Iwatsu Electric Co., Ltd.                                  3,000   2,005             0.0%
    J-Oil Mills, Inc.                                          6,000  17,347             0.0%
    Jamco Corp.                                                1,500  62,920             0.1%
#*  Janome Sewing Machine Co., Ltd.                            2,299  16,850             0.0%
    Japan Aviation Electronics Industry, Ltd.                  2,000  35,428             0.0%
#*  Japan Communications, Inc.                                10,600  26,119             0.0%
    Japan Digital Laboratory Co., Ltd.                         2,300  29,409             0.0%
#*  Japan Display, Inc.                                        3,400  10,682             0.0%
#   Japan Drilling Co., Ltd.                                     600  13,060             0.0%
    Japan Medical Dynamic Marketing, Inc.                        770   4,069             0.0%
    Japan Petroleum Exploration Co., Ltd.                        900  27,011             0.0%
    Japan Pulp & Paper Co., Ltd.                               5,000  13,803             0.0%
    Japan Securities Finance Co., Ltd.                           700   3,773             0.0%
    Japan Steel Works, Ltd. (The)                             20,000  74,434             0.1%
    Japan Transcity Corp.                                      3,000  10,819             0.0%
    Japan Wool Textile Co., Ltd. (The)                         6,000  48,838             0.1%
    JBCC Holdings, Inc.                                        2,000  12,709             0.0%
    JCU Corp.                                                    300  10,629             0.0%
    Jeol, Ltd.                                                 9,000  54,337             0.1%
    Jimoto Holdings, Inc.                                     10,000  17,165             0.0%
    Jin Co., Ltd.                                                600  22,172             0.0%
    Joshin Denki Co., Ltd.                                     2,000  15,285             0.0%
    JSP Corp.                                                  1,300  27,884             0.0%
    Juki Corp.                                                 2,200  27,179             0.0%
    Juroku Bank, Ltd. (The)                                   19,000  84,757             0.1%
    JVC Kenwood Corp.                                         13,070  34,187             0.0%
    K&O Energy Group, Inc.                                     1,000  12,785             0.0%
    K's Holdings Corp.                                         2,100  74,110             0.1%
    kabu.com Securities Co., Ltd.                              8,100  26,653             0.0%
*   Kadokawa Dwango                                            4,169  53,663             0.1%
    Kaga Electronics Co., Ltd.                                   900  12,599             0.0%
#   Kagome Co., Ltd.                                           2,300  39,086             0.0%
    Kameda Seika Co., Ltd.                                       600  23,290             0.0%
    Kamei Corp.                                                2,000  19,899             0.0%
#   Kanagawa Chuo Kotsu Co., Ltd.                              4,000  23,400             0.0%
    Kanamoto Co., Ltd.                                         2,000  40,414             0.0%
    Kandenko Co., Ltd.                                         5,000  35,331             0.0%
    Kanematsu Corp.                                           37,025  61,137             0.1%
    Kanematsu Electronics, Ltd.                                  500   7,641             0.0%
#   Kansai Urban Banking Corp.                                 1,100  12,617             0.0%
    Kanto Denka Kogyo Co., Ltd.                                4,000  31,139             0.0%
#*  Kappa Create Co., Ltd.                                       400   3,953             0.0%
    Kasai Kogyo Co., Ltd.                                        400   4,971             0.0%
#   Katakura Industries Co., Ltd.                                900   9,942             0.0%
    Kato Sangyo Co., Ltd.                                      2,000  48,676             0.1%
    Kato Works Co., Ltd.                                       4,000  17,161             0.0%
    KAWADA TECHNOLOGIES, Inc.                                    200   7,086             0.0%
    Kawai Musical Instruments Manufacturing Co., Ltd.            500   9,242             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    Keihin Corp.                                               2,900 $ 47,305             0.1%
    Keiyo Bank, Ltd. (The)                                     7,000   35,170             0.0%
#   Keiyo Co., Ltd.                                            2,000    8,198             0.0%
    KEY Coffee, Inc.                                           1,300   20,847             0.0%
#   Kintetsu World Express, Inc.                               2,400   45,096             0.1%
    Kinugawa Rubber Industrial Co., Ltd.                       3,000   16,734             0.0%
    Kissei Pharmaceutical Co., Ltd.                            1,100   28,297             0.0%
    Kita-Nippon Bank, Ltd. (The)                                 400   10,993             0.0%
    Kitagawa Iron Works Co., Ltd.                              7,000   18,129             0.0%
    Kitz Corp.                                                 4,500   20,712             0.0%
    Kiyo Bank, Ltd. (The)                                      4,800   72,999             0.1%
#*  KLab, Inc.                                                 2,400   24,287             0.0%
*   KNT-CT Holdings Co., Ltd.                                  6,000   14,032             0.0%
    Koa Corp.                                                  3,500   29,113             0.0%
#   Kobe Bussan Co., Ltd.                                      1,000   38,517             0.0%
#   Kohnan Shoji Co., Ltd.                                     2,000   29,173             0.0%
    Koike Sanso Kogyo Co., Ltd.                                4,000   11,272             0.0%
*   Kojima Co., Ltd.                                           2,300    5,383             0.0%
    Kokuyo Co., Ltd.                                           5,900   65,824             0.1%
    Komatsu Seiren Co., Ltd.                                   4,000   24,035             0.0%
    Komeri Co., Ltd.                                           2,400   51,311             0.1%
    Komori Corp.                                               3,200   37,860             0.0%
    Konaka Co., Ltd.                                           1,760    9,147             0.0%
    Konishi Co., Ltd.                                          2,000   36,761             0.0%
    Kumagai Gumi Co., Ltd.                                    21,000   62,918             0.1%
    Kura Corp.                                                   500   15,111             0.0%
    Kurabo Industries, Ltd.                                   18,000   31,893             0.0%
#   Kureha Corp.                                              12,000   45,820             0.1%
    Kurimoto, Ltd.                                            11,000   18,840             0.0%
#   Kuroda Electric Co., Ltd.                                  2,400   48,615             0.1%
    Kusuri No Aoki Co., Ltd.                                   1,000   47,628             0.1%
    KYB Corp.                                                 12,000   34,244             0.0%
    Kyodo Printing Co., Ltd.                                   9,000   24,966             0.0%
    Kyoei Steel, Ltd.                                          1,200   19,844             0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.                           2,300   24,340             0.0%
    Kyokuto Securities Co., Ltd.                               2,600   33,511             0.0%
    Kyokuyo Co., Ltd.                                         11,000   23,827             0.0%
    KYORIN Holdings, Inc.                                      2,900   48,751             0.1%
    Kyoritsu Maintenance Co., Ltd.                               400   27,443             0.0%
    Kyosan Electric Manufacturing Co., Ltd.                    5,000   14,063             0.0%
    Kyowa Exeo Corp.                                           6,200   64,704             0.1%
#   Kyudenko Corp.                                             3,000   61,838             0.1%
*   Kyushu Financial Group, Inc.                              23,810  183,108             0.2%
    Lasertec Corp.                                               800    8,730             0.0%
*   Leopalace21 Corp.                                         15,000   79,919             0.1%
#   Life Corp.                                                 1,200   30,040             0.0%
    Lintec Corp.                                               2,700   63,248             0.1%
    Lion Corp.                                                 4,000   38,561             0.0%
*   Macnica Fuji Electronics Holdings, Inc.                    1,999   26,893             0.0%
#   Maeda Corp.                                                7,000   50,831             0.1%
    Maeda Road Construction Co., Ltd.                          3,000   54,532             0.1%
    Maezawa Kasei Industries Co., Ltd.                         1,200   10,446             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                               PERCENTAGE
                                                              SHARES VALUE++ OF NET ASSETS**
                                                              ------ ------- ---------------
JAPAN -- (Continued)
    Maezawa Kyuso Industries Co., Ltd.                         1,200 $15,319             0.0%
    Makino Milling Machine Co., Ltd.                           7,000  54,218             0.1%
    Mandom Corp.                                               1,100  43,651             0.1%
    Mani, Inc.                                                 1,500  27,338             0.0%
#   Mars Engineering Corp.                                       700  11,925             0.0%
    Marubun Corp.                                              1,900  13,693             0.0%
    Marudai Food Co., Ltd.                                    13,000  48,198             0.1%
    Maruha Nichiro Corp.                                       2,253  33,806             0.0%
    Marusan Securities Co., Ltd.                               4,100  39,770             0.0%
    Maruwa Co., Ltd/Aichi                                        700  15,573             0.0%
    Maruyama Manufacturing Co., Inc.                           3,000   4,906             0.0%
#*  Maruzen CHI Holdings Co., Ltd.                               400   1,158             0.0%
    Maruzen Showa Unyu Co., Ltd.                               6,000  21,762             0.0%
#   Marvelous, Inc.                                            3,300  26,401             0.0%
    Matsuda Sangyo Co., Ltd.                                   1,225  14,362             0.0%
    Matsumotokiyoshi Holdings Co., Ltd.                        2,200  94,196             0.1%
    Max Co., Ltd.                                              4,000  40,457             0.0%
    Megachips Corp.                                            1,600  16,181             0.0%
    Megmilk Snow Brand Co., Ltd.                               3,100  64,418             0.1%
    Meidensha Corp.                                           12,000  42,207             0.0%
    Meiko Network Japan Co., Ltd.                              2,600  30,868             0.0%
    Meisei Industrial Co., Ltd.                                5,000  23,458             0.0%
    Meitec Corp.                                               1,500  54,477             0.1%
    Meito Sangyo Co., Ltd.                                     1,200  13,084             0.0%
    Message Co., Ltd.                                          1,100  27,112             0.0%
#   Michinoku Bank, Ltd. (The)                                 9,000  15,555             0.0%
#   Micronics Japan Co., Ltd.                                  4,000  40,488             0.0%
    Mie Bank, Ltd. (The)                                       5,000  10,774             0.0%
    Milbon Co., Ltd.                                             800  29,860             0.0%
    Mimasu Semiconductor Industry Co., Ltd.                    1,219  11,478             0.0%
    Minato Bank, Ltd. (The)                                   21,000  35,500             0.0%
#   Ministop Co., Ltd.                                         1,500  27,713             0.0%
    Mirait Holdings Corp.                                      4,400  38,127             0.0%
#   Misawa Homes Co., Ltd.                                     2,000  12,034             0.0%
    Mitani Corp.                                               1,200  29,726             0.0%
    Mito Securities Co., Ltd.                                  4,000  13,065             0.0%
    Mitsuba Corp.                                              3,400  53,406             0.1%
*   Mitsubishi Paper Mills, Ltd.                              13,000   8,908             0.0%
    Mitsubishi Pencil Co., Ltd.                                  900  40,298             0.0%
    Mitsubishi Shokuhin Co., Ltd.                                800  20,349             0.0%
    Mitsubishi Steel Manufacturing Co., Ltd.                  14,000  26,859             0.0%
    Mitsuboshi Belting, Ltd.                                   3,000  24,939             0.0%
    Mitsui Engineering & Shipbuilding Co., Ltd.               45,000  69,278             0.1%
    Mitsui High-Tec, Inc.                                      3,300  19,357             0.0%
    Mitsui Matsushima Co., Ltd.                               10,000   9,801             0.0%
    Mitsui Mining & Smelting Co., Ltd.                        38,000  73,046             0.1%
    Mitsui Sugar Co., Ltd.                                     6,000  24,131             0.0%
#   Mitsui-Soko Holdings Co., Ltd.                            10,000  32,265             0.0%
#   Mitsumi Electric Co., Ltd.                                 7,500  45,279             0.1%
    Mitsuuroko Group Holdings Co., Ltd.                        3,000  14,487             0.0%
    Miura Co., Ltd.                                            6,000  71,592             0.1%
    Miyazaki Bank, Ltd. (The)                                 11,000  38,443             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                               PERCENTAGE
                                                              SHARES VALUE++ OF NET ASSETS**
                                                              ------ ------- ---------------
JAPAN -- (Continued)
    Mizuno Corp.                                               9,000 $44,182             0.1%
    Mochida Pharmaceutical Co., Ltd.                             600  35,427             0.0%
#   Modec, Inc.                                                2,600  35,808             0.0%
    Monex Group, Inc.                                         10,600  29,797             0.0%
    Morinaga & Co., Ltd.                                       8,000  40,739             0.0%
    Morinaga Milk Industry Co., Ltd.                          14,000  63,535             0.1%
    Morita Holdings Corp.                                      4,000  42,684             0.0%
    Musashi Seimitsu Industry Co., Ltd.                        1,200  24,357             0.0%
    Musashino Bank, Ltd. (The)                                 2,200  83,700             0.1%
    Nachi-Fujikoshi Corp.                                      8,000  35,914             0.0%
    Nafco Co., Ltd.                                              400   5,796             0.0%
    Nagaileben Co., Ltd.                                         800  13,636             0.0%
#   Nagano Bank, Ltd. (The)                                    6,000  10,016             0.0%
    Nagase & Co., Ltd.                                         3,500  43,405             0.0%
    Nagatanien Holdings Co., Ltd.                              2,000  17,595             0.0%
    Nakamuraya Co., Ltd.                                       3,000  11,467             0.0%
    Nakanishi, Inc.                                            1,000  34,096             0.0%
*   Nakayama Steel Works, Ltd.                                 5,000   3,336             0.0%
    Namura Shipbuilding Co., Ltd.                              4,096  35,820             0.0%
    Nanto Bank, Ltd. (The)                                    19,000  60,272             0.1%
    NDS Co., Ltd.                                              5,000  12,353             0.0%
    NEC Networks & System Integration Corp.                    1,700  31,844             0.0%
    NET One Systems Co., Ltd.                                  4,000  24,662             0.0%
    Neturen Co., Ltd.                                          2,600  18,592             0.0%
#   Next Co., Ltd.                                             6,600  48,990             0.1%
    Nichi-iko Pharmaceutical Co., Ltd.                         2,050  56,896             0.1%
    Nichias Corp.                                              6,000  37,816             0.0%
#   Nichicon Corp.                                             4,800  38,481             0.0%
#   Nichiha Corp.                                              1,500  20,229             0.0%
    Nichii Gakkan Co.                                          2,900  20,021             0.0%
    Nichirei Corp.                                            15,000  97,568             0.1%
    Nichireki Co., Ltd.                                        2,000  15,867             0.0%
    Nifco, Inc.                                                2,200  84,808             0.1%
#   Nihon Dempa Kogyo Co., Ltd.                                  600   4,202             0.0%
    Nihon Eslead Corp.                                         1,000   9,474             0.0%
#   Nihon House Holdings Co., Ltd.                             2,000   8,049             0.0%
    Nihon Kohden Corp.                                         2,500  48,669             0.1%
    Nihon M&A Center, Inc.                                     1,700  70,122             0.1%
    Nihon Nohyaku Co., Ltd.                                    2,600  16,914             0.0%
    Nihon Parkerizing Co., Ltd.                                4,000  35,581             0.0%
    Nihon Trim Co., Ltd.                                         500  18,645             0.0%
    Nihon Unisys, Ltd.                                         4,200  46,145             0.1%
    Nihon Yamamura Glass Co., Ltd.                             8,000  12,077             0.0%
    Nikkiso Co., Ltd.                                          4,000  32,285             0.0%
    Nikkon Holdings Co., Ltd.                                  4,000  77,273             0.1%
    Nippo Corp.                                                3,000  52,278             0.1%
    Nippon Beet Sugar Manufacturing Co., Ltd.                  5,000   7,815             0.0%
#   Nippon Ceramic Co., Ltd.                                   1,000  14,715             0.0%
    Nippon Chemi-Con Corp.                                    20,000  46,277             0.1%
    Nippon Chemical Industrial Co., Ltd.                       2,000   4,571             0.0%
    Nippon Coke & Engineering Co., Ltd.                       12,500  10,427             0.0%
#   Nippon Concrete Industries Co., Ltd.                       3,000   9,652             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    Nippon Denko Co., Ltd.                                    10,600 $ 21,378             0.0%
    Nippon Densetsu Kogyo Co., Ltd.                            3,100   58,752             0.1%
    Nippon Flour Mills Co., Ltd.                               8,000   49,720             0.1%
#   Nippon Gas Co., Ltd.                                       2,000   50,581             0.1%
    Nippon Kasei Chemical Co., Ltd.                            5,000    5,356             0.0%
    Nippon Kayaku Co., Ltd.                                    2,000   20,866             0.0%
#*  Nippon Kinzoku Co., Ltd.                                   3,000    3,488             0.0%
    Nippon Koei Co., Ltd.                                      5,000   20,124             0.0%
#   Nippon Koshuha Steel Co., Ltd.                            10,000    8,233             0.0%
    Nippon Light Metal Holdings Co., Ltd.                     31,000   53,024             0.1%
#   Nippon Paper Industries Co., Ltd.                          4,200   77,846             0.1%
#   Nippon Parking Development Co., Ltd.                       9,800   11,227             0.0%
    Nippon Pillar Packing Co., Ltd.                            2,000   16,775             0.0%
    Nippon Piston Ring Co., Ltd.                                 700   11,590             0.0%
    Nippon Road Co., Ltd. (The)                                4,000   21,733             0.0%
    Nippon Seiki Co., Ltd.                                     2,000   41,912             0.0%
#*  Nippon Sharyo, Ltd.                                        4,000    9,585             0.0%
*   Nippon Sheet Glass Co., Ltd.                              79,000   67,812             0.1%
    Nippon Signal Co., Ltd.                                    4,500   46,749             0.1%
    Nippon Soda Co., Ltd.                                     13,000  100,909             0.1%
    Nippon Steel & Sumikin Bussan Corp.                       12,480   43,397             0.0%
    Nippon Suisan Kaisha, Ltd.                                22,800   76,386             0.1%
    Nippon Synthetic Chemical Industry Co., Ltd. (The)         3,000   22,220             0.0%
    Nippon Thompson Co., Ltd.                                  7,000   33,206             0.0%
    Nippon Valqua Industries, Ltd.                             6,000   14,796             0.0%
#*  Nippon Yakin Kogyo Co., Ltd.                              10,600   14,646             0.0%
    Nipro Corp.                                                6,600   73,989             0.1%
    Nishi-Nippon Railroad Co., Ltd.                           23,000  118,927             0.1%
    Nishimatsu Construction Co., Ltd.                         19,000   75,427             0.1%
    Nishimatsuya Chain Co., Ltd.                               3,000   26,489             0.0%
    Nishio Rent All Co., Ltd.                                  1,300   30,256             0.0%
    Nissei Corp.                                                 400    3,223             0.0%
#   Nissha Printing Co., Ltd.                                  1,500   32,620             0.0%
    Nisshin Fudosan Co.                                        2,800    9,673             0.0%
    Nisshin Oillio Group, Ltd. (The)                          10,000   37,128             0.0%
    Nisshin Steel Co., Ltd.                                    5,648   57,962             0.1%
    Nisshinbo Holdings, Inc.                                   6,000   81,484             0.1%
    Nissin Corp.                                               5,000   14,610             0.0%
    Nissin Electric Co., Ltd.                                  2,000   13,357             0.0%
    Nissin Kogyo Co., Ltd.                                     3,300   50,757             0.1%
    Nitta Corp.                                                1,300   35,413             0.0%
    Nittan Valve Co., Ltd.                                     2,000    6,724             0.0%
    Nittetsu Mining Co., Ltd.                                  3,000   13,216             0.0%
    Nitto Boseki Co., Ltd.                                     8,000   24,095             0.0%
    Nitto Kogyo Corp.                                          1,600   30,878             0.0%
    Nitto Kohki Co., Ltd.                                      1,300   27,568             0.0%
    Nitto Seiko Co., Ltd.                                      3,000    7,834             0.0%
    Noevir Holdings Co., Ltd.                                  1,100   27,634             0.0%
    NOF Corp.                                                  9,000   64,331             0.1%
    Nohmi Bosai, Ltd.                                          2,800   34,703             0.0%
    Nojima Corp.                                               2,500   29,548             0.0%
    Nomura Co., Ltd.                                           3,200   43,243             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                               PERCENTAGE
                                                              SHARES VALUE++ OF NET ASSETS**
                                                              ------ ------- ---------------
JAPAN -- (Continued)
    Noritake Co., Ltd/Nagoya Japan                             8,000 $18,474             0.0%
    Noritsu Koki Co., Ltd.                                     1,200   6,018             0.0%
    Noritz Corp.                                               2,000  31,262             0.0%
    North Pacific Bank, Ltd.                                  20,500  78,581             0.1%
    NS Solutions Corp.                                         1,100  53,687             0.1%
    NS United Kaiun Kaisha, Ltd.                               9,000  18,048             0.0%
    NSD Co., Ltd.                                              3,730  51,958             0.1%
    Nuflare Technology, Inc.                                     300  13,402             0.0%
    Obara Group, Inc.                                            600  25,105             0.0%
    Oenon Holdings, Inc.                                       5,000   9,184             0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)                           22,000  85,726             0.1%
    Ohsho Food Service Corp.                                     700  23,351             0.0%
    Oiles Corp.                                                  773  12,289             0.0%
#   Oita Bank, Ltd. (The)                                     16,000  67,425             0.1%
    Okabe Co., Ltd.                                            4,000  31,856             0.0%
    Okamoto Industries, Inc.                                   6,000  54,373             0.1%
    Okamura Corp.                                              7,300  67,731             0.1%
    Okasan Securities Group, Inc.                              4,000  23,511             0.0%
    Oki Electric Industry Co., Ltd.                           41,000  69,201             0.1%
    Okinawa Electric Power Co., Inc. (The)                     1,065  26,144             0.0%
    OKK Corp.                                                  5,000   5,967             0.0%
    OKUMA Corp.                                                9,000  72,166             0.1%
    Okumura Corp.                                             12,000  63,509             0.1%
    Okura Industrial Co., Ltd.                                 4,000  11,387             0.0%
    Okuwa Co., Ltd.                                            2,000  16,730             0.0%
    Onward Holdings Co., Ltd.                                  9,000  56,526             0.1%
    Optex Co., Ltd.                                            1,100  20,850             0.0%
    Organo Corp.                                               4,000  16,420             0.0%
    Origin Electric Co., Ltd.                                  3,000   8,349             0.0%
    Osaka Soda Co., Ltd.                                      10,000  34,821             0.0%
    Osaka Steel Co., Ltd.                                        900  16,181             0.0%
    OSAKA Titanium Technologies Co., Ltd.                      1,600  43,513             0.1%
#   Osaki Electric Co., Ltd.                                   3,000  15,360             0.0%
    OSG Corp.                                                  4,100  77,122             0.1%
    Oyo Corp.                                                    900  11,541             0.0%
    Pacific Industrial Co., Ltd.                               4,000  44,769             0.1%
#   Pacific Metals Co., Ltd.                                  10,000  26,762             0.0%
    Pack Corp. (The)                                             700  16,592             0.0%
    Pal Co., Ltd.                                                900  20,120             0.0%
    PALTAC Corp.                                               2,500  49,177             0.1%
    PanaHome Corp.                                             6,000  42,697             0.0%
    Paramount Bed Holdings Co., Ltd.                           1,100  35,283             0.0%
    Parco Co., Ltd.                                              400   3,468             0.0%
    Paris Miki Holdings, Inc.                                  1,000   3,810             0.0%
    Pasco Corp.                                                1,000   2,681             0.0%
    Penta-Ocean Construction Co., Ltd.                        18,000  81,742             0.1%
    Pilot Corp.                                                1,600  67,744             0.1%
    Piolax, Inc.                                                 500  26,455             0.0%
#*  Pioneer Corp.                                             21,000  56,559             0.1%
    Point, Inc.                                                1,020  57,421             0.1%
    Press Kogyo Co., Ltd.                                      9,000  38,681             0.0%
    Pressance Corp.                                              900  36,001             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    Prima Meat Packers, Ltd.                                  15,000 $ 41,902             0.0%
    Raito Kogyo Co., Ltd.                                      4,700   44,948             0.1%
*   Rasa Industries, Ltd.                                      3,000    3,384             0.0%
    Relo Holdings, Inc.                                          600   64,515             0.1%
#   Rengo Co., Ltd.                                           17,000   80,813             0.1%
#*  Renown, Inc.                                               3,000    3,461             0.0%
    Retail Partners Co., Ltd.                                  2,000   18,018             0.0%
    Rheon Automatic Machinery Co., Ltd.                        2,000    9,622             0.0%
    Rhythm Watch Co., Ltd.                                    10,000   14,060             0.0%
    Ricoh Leasing Co., Ltd.                                    1,000   30,294             0.0%
    Right On Co., Ltd.                                         1,125   10,709             0.0%
    Riken Corp.                                                7,000   26,342             0.0%
    Riken Technos Corp.                                        5,000   16,671             0.0%
    Riken Vitamin Co., Ltd.                                    1,700   55,307             0.1%
    Ringer Hut Co., Ltd.                                       1,400   28,554             0.0%
    Riso Kagaku Corp.                                          1,700   30,835             0.0%
    Rock Field Co., Ltd.                                         300    7,320             0.0%
    Rohto Pharmaceutical Co., Ltd.                             5,500   90,742             0.1%
    Roland DG Corp.                                            1,200   27,348             0.0%
    Round One Corp.                                            5,300   23,940             0.0%
    Royal Holdings Co., Ltd.                                   2,000   35,127             0.0%
    Ryobi, Ltd.                                               11,000   40,556             0.0%
    Ryoden Trading Co., Ltd.                                   3,000   19,625             0.0%
#   Ryosan Co., Ltd.                                           2,800   67,760             0.1%
    Ryoyo Electro Corp.                                        2,000   24,616             0.0%
    Sac's Bar Holdings, Inc.                                   1,650   26,182             0.0%
    Saibu Gas Co., Ltd.                                       24,000   53,934             0.1%
    Saizeriya Co., Ltd.                                        1,900   43,066             0.0%
    Sakai Chemical Industry Co., Ltd.                          7,000   20,704             0.0%
    Sakata INX Corp.                                           3,000   27,364             0.0%
    Sakata Seed Corp.                                          2,000   42,339             0.0%
    San-A Co., Ltd.                                            1,000   42,466             0.0%
    San-Ai Oil Co., Ltd.                                       4,000   30,552             0.0%
    San-In Godo Bank, Ltd. (The)                              11,000  101,655             0.1%
    Sanden Holdings Corp.                                     10,000   34,425             0.0%
    Sangetsu Co., Ltd.                                         2,600   41,478             0.0%
    Sanken Electric Co., Ltd.                                  6,000   20,853             0.0%
    Sanki Engineering Co., Ltd.                                5,000   41,288             0.0%
    Sankyo Seiko Co., Ltd.                                     4,000   15,227             0.0%
    Sankyo Tateyama, Inc.                                      2,800   38,976             0.0%
    Sankyu, Inc.                                              19,000  107,031             0.1%
    Sanoh Industrial Co., Ltd.                                 3,000   19,004             0.0%
    Sanshin Electronics Co., Ltd.                              2,000   21,219             0.0%
    Sanwa Holdings Corp.                                      11,600   93,829             0.1%
    Sanyo Chemical Industries, Ltd.                            3,000   22,190             0.0%
    Sanyo Denki Co., Ltd.                                      4,000   24,362             0.0%
    Sanyo Electric Railway Co., Ltd.                           6,000   23,326             0.0%
#   Sanyo Shokai, Ltd.                                        11,000   32,082             0.0%
    Sanyo Special Steel Co., Ltd.                             14,000   57,670             0.1%
    Sapporo Holdings, Ltd.                                    20,000   82,427             0.1%
    Sato Holdings Corp.                                        1,900   41,305             0.0%
    Sato Restaurant Systems Co., Ltd.                          2,200   15,830             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                               PERCENTAGE
                                                              SHARES VALUE++ OF NET ASSETS**
                                                              ------ ------- ---------------
JAPAN -- (Continued)
    Satori Electric Co., Ltd.                                  1,000 $ 6,766             0.0%
#   Sawada Holdings Co., Ltd.                                  3,300  33,053             0.0%
    Saxa Holdings, Inc.                                        4,000   8,178             0.0%
    SCREEN Holdings Co., Ltd.                                  9,000  53,175             0.1%
    Secom Joshinetsu Co., Ltd.                                   900  29,605             0.0%
    Seiko Holdings Corp.                                      10,000  65,149             0.1%
    Seiren Co., Ltd.                                           3,300  38,828             0.0%
    Sekisui Jushi Corp.                                        2,700  36,176             0.0%
    Sekisui Plastics Co., Ltd.                                 7,000  22,725             0.0%
#   Senko Co., Ltd.                                            6,000  41,531             0.0%
#   Senshu Electric Co., Ltd.                                    700  10,082             0.0%
    Senshu Ikeda Holdings, Inc.                               17,500  75,370             0.1%
#   Senshukai Co., Ltd.                                        3,000  20,016             0.0%
    Seria Co., Ltd.                                              900  38,270             0.0%
*   Sharp Corp.                                               35,000  38,363             0.0%
    Shibaura Mechatronics Corp.                                4,000   8,431             0.0%
    Shibusawa Warehouse Co., Ltd. (The)                        6,000  15,293             0.0%
    Shibuya Kogyo Co., Ltd.                                    1,200  18,477             0.0%
#   Shiga Bank, Ltd. (The)                                    12,000  64,138             0.1%
    Shikibo, Ltd.                                              9,000   9,143             0.0%
    Shikoku Bank, Ltd. (The)                                  12,000  26,079             0.0%
    Shikoku Chemicals Corp.                                    3,000  29,535             0.0%
#   Shima Seiki Manufacturing, Ltd.                            1,400  20,900             0.0%
    Shimachu Co., Ltd.                                         3,100  67,712             0.1%
    Shimizu Bank, Ltd. (The)                                     400   9,893             0.0%
    Shin-Etsu Polymer Co., Ltd.                                5,000  26,088             0.0%
    Shinagawa Refractories Co., Ltd.                           5,000  11,218             0.0%
    Shindengen Electric Manufacturing Co., Ltd.                8,000  29,217             0.0%
#*  Shinkawa, Ltd.                                             1,000   5,879             0.0%
#   Shinko Electric Industries Co., Ltd.                       6,300  38,262             0.0%
    Shinko Plantech Co., Ltd.                                  3,000  24,111             0.0%
    Shinko Shoji Co., Ltd.                                     2,000  22,288             0.0%
    Shinmaywa Industries, Ltd.                                 5,000  54,584             0.1%
    Shinnihon Corp.                                            1,000   4,738             0.0%
    Ship Healthcare Holdings, Inc.                             1,700  41,179             0.0%
    Shiroki Corp.                                              7,000  20,328             0.0%
    Shizuoka Gas Co., Ltd.                                     5,000  33,610             0.0%
    Shobunsha Publications, Inc.                               1,300   7,866             0.0%
    Showa Corp.                                                5,400  50,052             0.1%
    Showa Sangyo Co., Ltd.                                     5,000  18,799             0.0%
    Siix Corp.                                                 1,900  53,471             0.1%
    Sinanen Holdings Co., Ltd.                                 3,000  11,168             0.0%
    Sinfonia Technology Co., Ltd.                              6,000  10,361             0.0%
    Sinko Industries, Ltd.                                     2,400  25,462             0.0%
    Sintokogio, Ltd.                                           3,938  33,857             0.0%
    SKY Perfect JSAT Holdings, Inc.                            8,700  45,793             0.1%
    SMK Corp.                                                  5,000  25,551             0.0%
    SMS Co., Ltd.                                              2,100  34,880             0.0%
    Sodick Co., Ltd.                                           4,100  30,241             0.0%
    Sogo Medical Co., Ltd.                                       700  25,943             0.0%
#   Sparx Group Co., Ltd.                                     11,800  31,690             0.0%
    SRA Holdings                                               1,000  20,539             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                               PERCENTAGE
                                                              SHARES VALUE++ OF NET ASSETS**
                                                              ------ ------- ---------------
JAPAN -- (Continued)
    St Marc Holdings Co., Ltd.                                 1,000 $29,727             0.0%
    Star Micronics Co., Ltd.                                   3,100  42,078             0.0%
    Starts Corp., Inc.                                         1,500  23,520             0.0%
    Starzen Co., Ltd.                                            400  10,362             0.0%
    Stella Chemifa Corp.                                         900   8,788             0.0%
#   Sumida Corp.                                               1,100   7,344             0.0%
    Suminoe Textile Co., Ltd.                                  5,000  14,302             0.0%
    Sumitomo Bakelite Co., Ltd.                               15,000  61,537             0.1%
    Sumitomo Densetsu Co., Ltd.                                1,100  14,422             0.0%
    Sumitomo Mitsui Construction Co., Ltd.                    39,460  38,335             0.0%
    Sumitomo Osaka Cement Co., Ltd.                           23,000  88,631             0.1%
    Sumitomo Precision Products Co., Ltd.                      2,000   7,828             0.0%
    Sumitomo Real Estate Sales Co., Ltd.                       1,200  27,645             0.0%
    Sumitomo Riko Co., Ltd.                                    2,700  21,826             0.0%
    Sumitomo Seika Chemicals Co., Ltd.                         4,000  27,889             0.0%
    Sumitomo Warehouse Co., Ltd. (The)                        11,000  58,358             0.1%
    Sun Frontier Fudousan Co., Ltd.                            1,500  12,107             0.0%
#*  SWCC Showa Holdings Co., Ltd.                             12,000   7,932             0.0%
    Systena Corp.                                              1,300  12,632             0.0%
    T Hasegawa Co., Ltd.                                       1,600  20,973             0.0%
    T RAD Co., Ltd.                                            5,000   8,295             0.0%
    T&K Toka Co., Ltd.                                           500   9,187             0.0%
    Tabuchi Electric Co., Ltd.                                 3,000  20,532             0.0%
#   Tachi-S Co., Ltd.                                          2,100  29,317             0.0%
    Tadano, Ltd.                                               6,000  71,673             0.1%
    Taihei Dengyo Kaisha, Ltd.                                 3,000  31,882             0.0%
    Taiho Kogyo Co., Ltd.                                      1,900  21,928             0.0%
    Taikisha, Ltd.                                             2,000  48,416             0.1%
    Taiko Bank, Ltd. (The)                                     4,000   7,789             0.0%
    Taiyo Holdings Co., Ltd.                                     800  27,495             0.0%
#   Taiyo Yuden Co., Ltd.                                      6,200  87,303             0.1%
    Takamatsu Construction Group Co., Ltd.                     1,600  33,194             0.0%
    Takaoka Toko Co., Ltd.                                       400   4,726             0.0%
    Takara Holdings, Inc.                                      8,700  62,490             0.1%
    Takara Leben Co., Ltd.                                     4,100  21,315             0.0%
    Takara Standard Co., Ltd.                                  7,000  52,878             0.1%
    Takasago International Corp.                               1,400  36,943             0.0%
    Takasago Thermal Engineering Co., Ltd.                     4,100  58,860             0.1%
#*  Takata Corp.                                               4,900  55,537             0.1%
#   Takeei Corp.                                               1,900  18,330             0.0%
    Takeuchi Manufacturing Co., Ltd.                           2,100  39,557             0.0%
    Takiron Co., Ltd.                                          3,000  12,838             0.0%
    Takuma Co., Ltd.                                           2,000  15,792             0.0%
    Tamron Co., Ltd.                                           1,500  29,958             0.0%
    Tamura Corp.                                               4,000  12,725             0.0%
    Tatsuta Electric Wire and Cable Co., Ltd.                  2,000   7,634             0.0%
#*  Teac Corp.                                                 5,000   1,812             0.0%
    Teikoku Tsushin Kogyo Co., Ltd.                            4,000   6,707             0.0%
    Tenma Corp.                                                2,000  33,886             0.0%
    TKC Corp.                                                  1,600  37,714             0.0%
    Toa Corp.(6894508)                                        18,000  40,842             0.0%
    Toa Corp.(6894434)                                         2,600  26,274             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                               PERCENTAGE
                                                              SHARES VALUE++ OF NET ASSETS**
                                                              ------ ------- ---------------
JAPAN -- (Continued)
    TOA ROAD Corp.                                             3,000 $11,810             0.0%
    Toagosei Co., Ltd.                                         9,500  79,536             0.1%
#*  Tobishima Corp.                                           17,200  30,250             0.0%
    TOC Co., Ltd.                                              5,000  36,658             0.0%
    Tocalo Co., Ltd.                                           1,000  20,073             0.0%
    Tochigi Bank, Ltd. (The)                                  10,000  57,122             0.1%
    Toda Corp.                                                17,000  92,476             0.1%
    Toei Co., Ltd.                                             5,000  44,674             0.1%
    Toenec Corp.                                               3,000  23,221             0.0%
    Toho Bank, Ltd. (The)                                     16,000  58,928             0.1%
#   Toho Holdings Co., Ltd.                                    3,300  73,165             0.1%
#   Toho Zinc Co., Ltd.                                       12,000  33,163             0.0%
    Tohoku Bank, Ltd. (The)                                    8,000  10,184             0.0%
#   Tokai Carbon Co., Ltd.                                    16,000  43,628             0.1%
    Tokai Corp.                                                  900  28,837             0.0%
    TOKAI Holdings Corp.                                       9,000  38,167             0.0%
    Tokai Rika Co., Ltd.                                       2,600  56,219             0.1%
    Tokai Tokyo Financial Holdings, Inc.                       5,100  31,028             0.0%
    Token Corp.                                                  480  38,086             0.0%
    Tokushu Tokai Paper Co., Ltd.                              5,189  17,271             0.0%
#*  Tokuyama Corp.                                            32,000  64,535             0.1%
    Tokyo Dome Corp.                                          14,000  64,998             0.1%
    Tokyo Energy & Systems, Inc.                               2,000  19,365             0.0%
*   Tokyo Kikai Seisakusho, Ltd.                               6,000   2,963             0.0%
    Tokyo Ohka Kogyo Co., Ltd.                                 2,700  86,295             0.1%
*   Tokyo Rope Manufacturing Co., Ltd.                         4,000   6,187             0.0%
    Tokyo Seimitsu Co., Ltd.                                   2,900  64,027             0.1%
    Tokyo Steel Manufacturing Co., Ltd.                        8,200  54,720             0.1%
    Tokyo Tekko Co., Ltd.                                      3,000  13,906             0.0%
    Tokyo Theatres Co., Inc.                                   6,000   6,644             0.0%
    Tokyo TY Financial Group, Inc.                             2,224  69,662             0.1%
    Tokyotokeiba Co., Ltd.                                    10,000  23,487             0.0%
    Tokyu Recreation Co., Ltd.                                 3,000  19,570             0.0%
    Toli Corp.                                                 6,000  17,045             0.0%
    Tomato Bank, Ltd.                                          9,000  12,644             0.0%
    TOMONY Holdings, Inc.                                     14,500  56,230             0.1%
#   Tomy Co., Ltd.                                             5,617  28,300             0.0%
    Tonami Holdings Co., Ltd.                                  3,000   9,790             0.0%
    Topcon Corp.                                               1,500  21,671             0.0%
    Toppan Forms Co., Ltd.                                     2,600  33,495             0.0%
    Topre Corp.                                                2,100  45,620             0.1%
    Topy Industries, Ltd.                                     20,000  44,999             0.1%
    Toridoll.corp                                              1,300  16,445             0.0%
    Torii Pharmaceutical Co., Ltd.                             1,200  28,958             0.0%
#   Torishima Pump Manufacturing Co., Ltd.                     2,000  15,516             0.0%
    Tosei Corp.                                                4,200  26,004             0.0%
    Toshiba Machine Co., Ltd.                                 10,000  34,436             0.0%
    Toshiba Plant Systems & Services Corp.                     4,000  42,846             0.0%
    Toshiba TEC Corp.                                          8,000  28,983             0.0%
    Tosho Printing Co., Ltd.                                   5,000  21,033             0.0%
    Totetsu Kogyo Co., Ltd.                                    1,700  36,758             0.0%
    Tottori Bank, Ltd. (The)                                   6,000  10,561             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    Towa Bank, Ltd. (The)                                     13,000 $ 11,375             0.0%
    Towa Pharmaceutical Co., Ltd.                                500   34,002             0.0%
    Toyo Construction Co., Ltd.                                7,400   34,008             0.0%
    Toyo Corp.                                                 3,000   23,440             0.0%
#   Toyo Denki Seizo--Toyo Electric Manufacturing Co., Ltd.    5,000   18,219             0.0%
#   Toyo Engineering Corp.                                    12,000   30,176             0.0%
    Toyo Ink SC Holdings Co., Ltd.                            15,000   61,849             0.1%
    Toyo Kanetsu K.K.                                         12,000   19,398             0.0%
    Toyo Kohan Co., Ltd.                                       3,000    9,682             0.0%
    Toyo Securities Co., Ltd.                                  5,000   16,137             0.0%
    Toyo Tanso Co., Ltd.                                         300    4,320             0.0%
    Toyobo Co., Ltd.                                          58,000   85,019             0.1%
    TPR Co., Ltd.                                              1,300   31,778             0.0%
    Transcosmos, Inc.                                          1,900   53,050             0.1%
    Trusco Nakayama Corp.                                      1,400   49,086             0.1%
    TS Tech Co., Ltd.                                          1,800   49,366             0.1%
    TSI Holdings Co., Ltd.                                     6,525   45,757             0.1%
    Tsubakimoto Chain Co.                                      9,000   65,945             0.1%
    Tsugami Corp.                                              5,000   24,478             0.0%
#   Tsukishima Kikai Co., Ltd.                                 3,000   28,605             0.0%
    Tsukuba Bank, Ltd.                                         5,500   19,346             0.0%
    Tsukui Corp.                                               2,600   27,923             0.0%
#   Tsumura & Co.                                              3,900   93,975             0.1%
    Tsurumi Manufacturing Co., Ltd.                            2,000   36,531             0.0%
    Tsutsumi Jewelry Co., Ltd.                                   800   15,900             0.0%
#   U-Shin, Ltd.                                               2,000   12,441             0.0%
    UACJ Corp.                                                24,034   46,673             0.1%
    Ube Industries, Ltd.                                      60,400  126,826             0.1%
    Uchida Yoko Co., Ltd.                                      4,000   12,833             0.0%
    UKC Holdings Corp.                                           300    6,011             0.0%
    Ulvac, Inc.                                                3,700   65,804             0.1%
    Uniden Holdings Corp.                                      2,000    3,184             0.0%
    Union Tool Co.                                               400    9,873             0.0%
    Unipres Corp.                                              2,300   52,271             0.1%
    United Arrows, Ltd.                                        1,600   68,929             0.1%
    United Super Markets Holdings, Inc.                        1,900   16,558             0.0%
*   Unitika, Ltd.                                             52,000   26,142             0.0%
    Universal Entertainment Corp.                              1,500   27,216             0.0%
    Unizo Holdings Co., Ltd.                                     800   33,961             0.0%
    UNY Group Holdings Co., Ltd.                              15,800   87,353             0.1%
*   Usen Corp.                                                 8,870   23,616             0.0%
    Ushio, Inc.                                                6,400   88,165             0.1%
    Valor Holdings Co., Ltd.                                   2,000   46,641             0.1%
    Vital KSK Holdings, Inc.                                   2,800   20,360             0.0%
    VT Holdings Co., Ltd.                                      6,900   42,670             0.0%
    Wacoal Holdings Corp.                                      6,000   75,291             0.1%
#   Wacom Co., Ltd.                                           11,800   44,168             0.1%
    Wakita & Co., Ltd.                                         4,500   35,416             0.0%
    Warabeya Nichiyo Co., Ltd.                                 1,200   23,426             0.0%
#*  WATAMI Co., Ltd.                                           1,400    9,827             0.0%
    Welcia Holdings Co., Ltd.                                    475   23,410             0.0%
    Wood One Co., Ltd.                                         3,000    6,187             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------ ----------- ---------------
JAPAN -- (Continued)
    Xebio Holdings Co., Ltd.                                   1,500 $    26,838             0.0%
    Yahagi Construction Co., Ltd.                              1,500      12,903             0.0%
    YAMABIKO Corp.                                             2,460      22,639             0.0%
#   Yamagata Bank, Ltd. (The)                                 11,000      42,753             0.0%
    Yamaichi Electronics Co., Ltd.                             1,600      14,167             0.0%
    Yamanashi Chuo Bank, Ltd. (The)                           14,000      65,623             0.1%
    Yamato Kogyo Co., Ltd.                                     2,200      58,602             0.1%
    Yamazen Corp.                                              3,000      26,791             0.0%
    Yaoko Co., Ltd.                                            1,000      40,278             0.0%
    Yasuda Logistics Corp.                                     2,000      15,920             0.0%
    Yellow Hat, Ltd.                                           1,800      39,600             0.0%
    Yodogawa Steel Works, Ltd.                                 1,800      31,730             0.0%
    Yokogawa Bridge Holdings Corp.                             3,300      30,591             0.0%
    Yokohama Reito Co., Ltd.                                   3,000      23,926             0.0%
    Yokowo Co., Ltd.                                           1,700       9,275             0.0%
    Yomeishu Seizo Co., Ltd.                                   1,000      16,210             0.0%
    Yondenko Corp.                                             2,100       7,630             0.0%
    Yondoshi Holdings, Inc.                                    1,159      24,536             0.0%
    Yorozu Corp.                                               1,900      40,606             0.0%
    Yoshinoya Holdings Co., Ltd.                               5,200      64,068             0.1%
    Yuasa Trading Co., Ltd.                                    1,000      23,310             0.0%
    Yurtec Corp.                                               4,000      38,380             0.0%
    Yusen Logistics Co., Ltd.                                    600       7,000             0.0%
    Yushiro Chemical Industry Co., Ltd.                        1,000      11,567             0.0%
#   Zenrin Co., Ltd.                                           1,800      26,217             0.0%
    Zensho Holdings Co., Ltd.                                  4,300      40,516             0.0%
    ZERIA Pharmaceutical Co., Ltd.                             2,200      32,770             0.0%
    Zojirushi Corp.                                            2,000      28,481             0.0%
    Zuken, Inc.                                                2,000      18,701             0.0%
                                                                     -----------            ----
TOTAL JAPAN                                                           28,669,661            22.4%
                                                                     -----------            ----
NETHERLANDS -- (1.9%)
    Aalberts Industries NV                                     6,383     206,939             0.2%
    Accell Group                                               2,819      58,749             0.0%
    AMG Advanced Metallurgical Group NV                        1,768      14,553             0.0%
    Amsterdam Commodities NV                                   1,493      37,570             0.0%
#*  APERAM SA                                                  3,795     116,849             0.1%
    Arcadis NV                                                 3,887      97,989             0.1%
    ASM International NV                                       3,069     117,074             0.1%
    BE Semiconductor Industries NV                             3,299      71,210             0.1%
    Beter Bed Holding NV                                       1,357      32,460             0.0%
    BinckBank NV                                               2,995      26,345             0.0%
    Brunel International NV                                    1,227      23,013             0.0%
    Corbion NV                                                 4,897     120,245             0.1%
    Delta Lloyd NV                                            12,728     100,297             0.1%
#*  Fugro NV                                                   3,143      59,640             0.1%
    Gemalto NV                                                 2,100     131,480             0.1%
#*  Heijmans NV                                                1,624      13,656             0.0%
    Hunter Douglas NV                                            130       5,390             0.0%
    KAS Bank NV                                                  488       5,759             0.0%
    Kendrion NV                                                1,006      24,253             0.0%
*   Koninklijke BAM Groep NV                                  19,826     109,193             0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
NETHERLANDS -- (Continued)
    Koninklijke Boskalis Westminster NV                        3,532 $  171,424             0.1%
    Koninklijke Ten Cate NV                                    2,965     80,206             0.1%
*   Macintosh Retail Group NV                                    944        706             0.0%
    Mota-Engil Africa NV                                         399      2,630             0.0%
*   Ordina NV                                                  2,349      2,821             0.0%
*   PostNL NV                                                 33,579    138,337             0.1%
*   Royal Imtech NV                                               --         --             0.0%
#*  SBM Offshore NV                                           11,896    162,526             0.1%
    Sligro Food Group NV                                       1,416     51,987             0.0%
#*  SNS Reaal NV                                              15,156         --             0.0%
*   Telegraaf Media Groep NV                                   1,964      8,799             0.0%
    TKH Group NV                                               3,206    121,317             0.1%
    TNT Express NV                                            27,007    226,940             0.2%
*   TomTom NV                                                  9,430    102,264             0.1%
    USG People NV                                              5,476     87,037             0.1%
    Wessanen                                                   8,503     91,333             0.1%
                                                                     ----------             ---
TOTAL NETHERLANDS                                                     2,620,991             2.1%
                                                                     ----------             ---
NEW ZEALAND -- (1.2%)
*   a2 Milk Co., Ltd.                                         16,703      8,579             0.0%
    Air New Zealand, Ltd.                                     41,085     80,816             0.1%
    Briscoe Group, Ltd.                                       15,371     29,961             0.0%
*   Chorus, Ltd.                                              27,692     53,241             0.1%
    Contact Energy, Ltd.                                      38,559    135,340             0.1%
*   Diligent Corp.                                             2,758     11,134             0.0%
    Ebos Group, Ltd.                                           6,927     63,935             0.1%
    Fisher & Paykel Healthcare Corp., Ltd.                    33,890    178,332             0.1%
    Freightways, Ltd.                                         12,116     48,233             0.0%
    Hallenstein Glasson Holdings, Ltd.                         5,327     13,497             0.0%
    Heartland New Zealand, Ltd.                                5,841      4,937             0.0%
    Infratil, Ltd.                                            46,774     98,239             0.1%
    Kathmandu Holdings, Ltd.                                   8,788      9,326             0.0%
    Mainfreight, Ltd.                                          6,428     67,430             0.1%
    Metlifecare, Ltd.                                         17,037     51,419             0.0%
    Mighty River Power, Ltd.                                   2,104      3,985             0.0%
    New Zealand Refining Co., Ltd. (The)                      13,533     31,525             0.0%
    Nuplex Industries, Ltd.                                   14,414     41,526             0.0%
    NZX, Ltd.                                                  4,430      2,875             0.0%
    PGG Wrightson, Ltd.                                       10,577      2,967             0.0%
    Port of Tauranga, Ltd.                                     5,502     67,028             0.1%
#   Restaurant Brands New Zealand, Ltd.                        9,560     27,691             0.0%
    Ryman Healthcare, Ltd.                                    23,264    124,126             0.1%
    Sanford, Ltd/NZ                                            6,562     21,966             0.0%
    SKY Network Television, Ltd.                              23,513     72,187             0.1%
    SKYCITY Entertainment Group, Ltd.                         35,334     95,851             0.1%
    Steel & Tube Holdings, Ltd.                                5,579     10,511             0.0%
    Summerset Group Holdings, Ltd.                            22,761     60,519             0.1%
    Tower, Ltd.                                               13,924     19,705             0.0%
    Trade Me Group, Ltd.                                      32,478     80,520             0.1%
#   TrustPower, Ltd.                                           4,827     25,498             0.0%
    Vector, Ltd.                                              23,021     51,468             0.0%
    Warehouse Group, Ltd. (The)                                5,475     10,114             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
NEW ZEALAND -- (Continued)
*   Xero, Ltd.                                                  4,066 $   44,087             0.0%
    Z Energy, Ltd.                                              7,524     34,135             0.0%
                                                                      ----------             ---
TOTAL NEW ZEALAND                                                      1,682,703             1.3%
                                                                      ----------             ---
NORWAY -- (0.9%)
#   ABG Sundal Collier Holding ASA                             24,317     18,315             0.0%
#*  Akastor ASA                                                 9,797     12,781             0.0%
#   Aker ASA Class A                                            2,100     41,361             0.0%
    American Shipping ASA                                       2,165      9,141             0.0%
*   Archer                                                      2,910      3,500             0.0%
    Atea ASA                                                    5,000     46,486             0.1%
    Austevoll Seafood ASA                                       5,800     35,669             0.0%
    Bakkafrost P/F                                              2,040     65,526             0.1%
    Bonheur ASA                                                    83        562             0.0%
    BW LPG, Ltd.                                                2,493     16,913             0.0%
    BW Offshore, Ltd.                                          39,005     16,262             0.0%
*   Det Norske Oljeselskap ASA                                  6,639     41,096             0.0%
#*  DNO ASA                                                    21,858     22,087             0.0%
*   DOF ASA                                                     2,500      1,581             0.0%
    Ekornes ASA                                                 1,600     17,015             0.0%
    Farstad Shipping ASA                                          800      1,121             0.0%
*   Fred Olsen Energy ASA                                       3,343     15,623             0.0%
#*  Frontline, Ltd.                                             7,708     24,085             0.0%
    Ganger Rolf ASA                                             1,960     12,345             0.0%
    Hexagon Composites ASA                                      6,540     10,080             0.0%
#   Hoegh LNG Holdings, Ltd.                                    4,064     48,869             0.1%
*   Kongsberg Automotive ASA                                   47,061     27,203             0.0%
    Kvaerner ASA                                               10,879      6,855             0.0%
    Leroy Seafood Group ASA                                       910     31,919             0.0%
#*  Nordic Semiconductor ASA                                    6,143     29,523             0.0%
#*  Norske Skogindustrier ASA                                   7,000      1,887             0.0%
#*  Norwegian Air Shuttle ASA                                   1,507     55,378             0.1%
*   Odfjell SE Class A                                          1,000      3,174             0.0%
#   Opera Software ASA                                          6,271     39,181             0.0%
    Petroleum Geo-Services ASA                                  9,268     38,780             0.0%
    Prosafe SE                                                 16,087     44,621             0.0%
#*  REC Silicon ASA                                           140,159     25,193             0.0%
    Salmar ASA                                                  2,871     46,971             0.1%
*   Sevan Marine ASA                                            1,337      2,502             0.0%
*   Siem Offshore, Inc.                                         9,787      2,068             0.0%
    Solstad Offshore ASA                                        1,000      3,052             0.0%
*   Songa Offshore                                             22,582      3,186             0.0%
    SpareBank 1 SMN                                             8,057     50,517             0.1%
    SpareBank 1 SR-Bank ASA                                     8,340     39,839             0.0%
#   Stolt-Nielsen, Ltd.                                         1,022     13,809             0.0%
*   Storebrand ASA                                             13,943     48,652             0.1%
    Tomra Systems ASA                                           9,922    105,857             0.1%
    Veidekke ASA                                                4,900     62,246             0.1%
    Wilh Wilhelmsen ASA                                         1,741      7,550             0.0%
    Wilh Wilhelmsen Holding ASA Class A                         2,050     41,148             0.0%
                                                                      ----------             ---
TOTAL NORWAY                                                           1,191,529             0.9%
                                                                      ----------             ---

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                               SHARES   VALUE++  OF NET ASSETS**
                                                              --------- -------- ---------------
PORTUGAL -- (0.5%)
    Altri SGPS SA                                                 7,954 $ 37,611             0.0%
*   Banco BPI SA                                                 40,060   48,596             0.0%
*   Banco Comercial Portugues SA Class R                      1,264,869   72,506             0.1%
    CTT-Correios de Portugal SA                                   3,136   35,621             0.0%
    EDP Renovaveis SA                                             9,294   67,426             0.1%
#   Mota-Engil SGPS SA                                            8,817   22,055             0.0%
    NOS SGPS SA                                                  11,746   97,478             0.1%
    Portucel SA                                                  32,374  131,798             0.1%
    REN - Redes Energeticas Nacionais SGPS SA                    23,089   70,361             0.1%
*   Sonae Industria SGPS SA                                     267,750    2,674             0.0%
    Sonae SGPS SA                                                54,351   64,938             0.0%
                                                                        --------             ---
TOTAL PORTUGAL                                                           651,064             0.5%
                                                                        --------             ---
SINGAPORE -- (1.3%)
    Ascendas India Trust                                         16,000    9,994             0.0%
#*  Ausgroup, Ltd.                                               44,000    4,819             0.0%
    Banyan Tree Holdings, Ltd.                                    7,000    2,499             0.0%
*   Biosensors International Group, Ltd.                        111,000   53,880             0.1%
*   Boustead Projects, Ltd.                                       6,600    3,979             0.0%
    Boustead Singapore, Ltd.                                     22,000   15,039             0.0%
    Bukit Sembawang Estates, Ltd.                                10,500   35,346             0.1%
*   Bund Center Investment, Ltd.                                108,000   14,200             0.0%
    China Aviation Oil Singapore Corp., Ltd.                      9,600    4,926             0.0%
    China Merchants Holdings Pacific, Ltd.                       45,045   30,677             0.0%
    Chip Eng Seng Corp., Ltd.                                    45,000   22,000             0.0%
    Chuan Hup Holdings, Ltd.                                     87,000   21,400             0.0%
#   Cosco Corp. Singapore, Ltd.                                  76,000   20,344             0.0%
    Creative Technology, Ltd.                                     2,650    2,491             0.0%
    CSE Global, Ltd.                                             40,000   14,119             0.0%
#   CWT, Ltd.                                                    12,000   17,130             0.0%
*   Del Monte Pacific, Ltd.                                      72,000   15,366             0.0%
#   Ezion Holdings, Ltd.                                         79,400   39,533             0.1%
*   Ezra Holdings, Ltd.                                         234,044   20,367             0.0%
    Falcon Energy Group, Ltd.                                    21,000    3,600             0.0%
    Far East Orchard, Ltd.                                       11,239   12,061             0.0%
    First Resources, Ltd.                                        13,800   18,486             0.0%
    Fragrance Group, Ltd.                                        82,000   11,236             0.0%
    Frasers Centrepoint, Ltd.                                     9,000   10,465             0.0%
    GK Goh Holdings, Ltd.                                        17,813   10,481             0.0%
    Global Premium Hotels, Ltd.                                   6,560    1,355             0.0%
*   GMG Global, Ltd.                                             27,500    7,546             0.0%
#   GuocoLand, Ltd.                                               5,000    6,637             0.0%
    GuocoLeisure, Ltd.                                           53,000   33,789             0.0%
    Haw Par Corp., Ltd.                                             900    5,378             0.0%
    Hi-P International, Ltd.                                     23,000    8,538             0.0%
    Ho Bee Land, Ltd.                                            14,000   19,669             0.0%
    Hong Fok Corp., Ltd.                                         49,200   25,293             0.0%
    Hong Leong Asia, Ltd.                                         8,000    4,880             0.0%
    Hotel Grand Central, Ltd.                                    39,135   35,709             0.1%
    Hwa Hong Corp., Ltd.                                         59,000   13,721             0.0%
#   Hyflux, Ltd.                                                 27,500   13,300             0.0%
    Indofood Agri Resources, Ltd.                                28,000   11,363             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
SINGAPORE -- (Continued)
    K1 Ventures, Ltd.                                         120,000 $   17,141             0.0%
    Keppel Infrastructure Trust                                61,074     22,645             0.0%
    M1, Ltd.                                                   18,500     37,458             0.1%
    Mandarin Oriental International, Ltd.                      13,800     21,091             0.0%
    Metro Holdings, Ltd.                                       49,200     31,561             0.0%
    Midas Holdings, Ltd.                                      114,000     25,495             0.0%
    Nam Cheong, Ltd.                                           67,000      8,003             0.0%
#*  Neptune Orient Lines, Ltd.                                 46,800     33,148             0.0%
#   Noble Group, Ltd.                                         229,800     82,507             0.1%
    Olam International, Ltd.                                    9,600     13,667             0.0%
#   OSIM International, Ltd.                                   18,000     17,453             0.0%
*   Otto Marine, Ltd.                                           2,400        644             0.0%
*   OUE Hospitality Trust                                          --         --             0.0%
    OUE, Ltd.                                                  23,000     29,394             0.0%
    Oxley Holdings, Ltd.                                       57,000     17,021             0.0%
#   Petra Foods, Ltd.                                          16,000     27,621             0.0%
    Raffles Education Corp., Ltd.                              49,200     10,185             0.0%
    Raffles Medical Group, Ltd.                                21,233     65,137             0.1%
    Religare Health Trust                                      16,600     11,770             0.0%
    Rotary Engineering, Ltd.                                   17,000      4,791             0.0%
    SATS, Ltd.                                                 29,400     79,456             0.1%
    SBS Transit, Ltd.                                          23,000     30,183             0.0%
    Sheng Siong Group, Ltd.                                    37,000     22,397             0.0%
    Sinarmas Land, Ltd.                                       108,000     36,896             0.1%
    Singapore Post, Ltd.                                       68,500     92,464             0.1%
    SMRT Corp., Ltd.                                           56,000     58,268             0.1%
    Stamford Land Corp., Ltd.                                  21,000      7,728             0.0%
*   SunVic Chemical Holdings, Ltd.                             40,000      6,679             0.0%
    Super Group, Ltd.                                          46,000     29,466             0.0%
#*  Swiber Holdings, Ltd.                                      17,249      3,188             0.0%
#   Swissco Holdings, Ltd.                                     15,000      2,765             0.0%
    Tat Hong Holdings, Ltd.                                    35,000     13,952             0.0%
    Tuan Sing Holdings, Ltd.                                   44,628     10,814             0.0%
    United Engineers, Ltd.                                     34,000     48,146             0.1%
    United Industrial Corp., Ltd.                               6,600     14,500             0.0%
    UOB-Kay Hian Holdings, Ltd.                                32,422     33,331             0.0%
#*  Vard Holdings, Ltd.                                        33,000      8,926             0.0%
    Venture Corp., Ltd.                                        17,800    104,899             0.1%
    Wheelock Properties Singapore, Ltd.                        20,000     21,740             0.0%
    Wing Tai Holdings, Ltd.                                    45,970     57,206             0.1%
    Yeo Hiap Seng, Ltd.                                         2,482      2,386             0.0%
*   Yongnam Holdings, Ltd.                                     17,500      4,862             0.0%
                                                                      ----------             ---
TOTAL SINGAPORE                                                        1,768,600             1.4%
                                                                      ----------             ---
SPAIN -- (2.0%)
    Abengoa SA Class A                                          2,175      2,585             0.0%
#   Abengoa SA Class B                                         28,685     27,782             0.0%
    Acciona SA                                                  1,954    163,920             0.1%
    Acerinox SA                                                 6,292     67,977             0.1%
    Adveo Group International SA                                  770      4,399             0.0%
    Almirall SA                                                 4,299     82,749             0.1%
    Atresmedia Corp de Medios de Comunicacion SA                4,815     61,665             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
SPAIN -- (Continued)
    Azkoyen SA                                                 2,184 $    7,050             0.0%
*   Baron de Ley                                                  67      6,841             0.0%
    Bolsas y Mercados Espanoles SHMSF SA                       4,600    165,038             0.1%
*   Cementos Portland Valderrivas SA                           1,167      6,550             0.0%
    Cie Automotive SA                                          3,637     58,249             0.0%
    Construcciones y Auxiliar de Ferrocarriles SA                152     42,430             0.0%
    Distribuidora Internacional de Alimentacion SA            35,836    227,687             0.2%
    Duro Felguera SA                                           7,718     18,131             0.0%
    Ebro Foods SA                                              6,598    124,970             0.1%
    Elecnor SA                                                 1,707     15,094             0.0%
    Ence Energia y Celulosa SA                                19,515     68,211             0.1%
*   Ercros SA                                                  3,027      2,711             0.0%
    Faes Farma SA                                             23,971     64,410             0.1%
*   Fomento de Construcciones y Contratas SA                   8,698     66,216             0.1%
    Gamesa Corp. Tecnologica SA                               12,857    202,927             0.1%
    Grupo Catalana Occidente SA                                2,884     89,422             0.1%
#*  Grupo Ezentis SA                                           6,877      4,514             0.0%
    Iberpapel Gestion SA                                         936     17,000             0.0%
#*  Indra Sistemas SA                                          6,332     67,742             0.1%
*   Inmobiliaria Colonial SA                                  53,187     39,335             0.0%
*   Liberbank SA                                              16,025      9,911             0.0%
    Mediaset Espana Comunicacion SA                            9,781    118,678             0.1%
    Melia Hotels International SA                              5,653     81,630             0.1%
    Miquel y Costas & Miquel SA                                  740     26,437             0.0%
*   NH Hotel Group SA                                         16,473    100,681             0.1%
    Obrascon Huarte Lain SA(BZBWTC4)                           6,318     50,676             0.0%
    Obrascon Huarte Lain SA(5379749)                           3,159     25,266             0.0%
    Papeles y Cartones de Europa SA                            2,874     16,304             0.0%
*   Pescanova SA                                               1,077         --             0.0%
*   Promotora de Informaciones SA Class A                      3,874     21,485             0.0%
    Prosegur Cia de Seguridad SA                              17,048     75,853             0.1%
*   Realia Business SA                                         4,187      3,291             0.0%
    Sacyr SA                                                  23,862     60,036             0.0%
    Tecnicas Reunidas SA                                       2,130     94,864             0.1%
    Tubacex SA                                                 5,465     11,716             0.0%
    Tubos Reunidos SA                                          8,287      8,693             0.0%
    Vidrala SA                                                 1,515     71,694             0.1%
    Viscofan SA                                                2,819    164,418             0.1%
    Zardoya Otis SA                                            8,078     99,327             0.1%
*   Zeltia SA                                                 15,603     69,225             0.1%
                                                                     ----------             ---
TOTAL SPAIN                                                           2,815,790             2.2%
                                                                     ----------             ---
SWEDEN -- (3.1%)
    AAK AB                                                     1,800    129,606             0.1%
    AddTech AB Class B                                         4,997     70,834             0.1%
    AF AB Class B                                              5,364     79,325             0.1%
#   Atrium Ljungberg AB Class B                                2,399     37,203             0.0%
    Avanza Bank Holding AB                                     1,713     67,750             0.1%
    B&B Tools AB Class B                                       2,500     32,632             0.0%
    Beijer Alma AB                                             1,700     39,396             0.0%
    Beijer Ref AB Class B                                      1,786     39,692             0.0%
    Betsson AB                                                 7,041    114,513             0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
SWEDEN -- (Continued)
    Bilia AB Class A                                           4,130 $ 86,566             0.1%
    BillerudKorsnas AB                                        10,447  189,063             0.2%
    BioGaia AB Class B                                         1,689   54,809             0.1%
    Bure Equity AB                                             1,767   11,461             0.0%
    Byggmax Group AB                                           7,775   63,140             0.1%
    Castellum AB                                               9,541  142,805             0.1%
    Catena AB                                                  1,487   20,944             0.0%
    Clas Ohlson AB Class B                                     2,530   38,435             0.0%
*   Cloetta AB Class B                                        22,873   68,157             0.1%
    Concentric AB                                              3,360   38,869             0.0%
    Dios Fastigheter AB                                        3,244   23,804             0.0%
    Duni AB                                                    3,495   53,031             0.0%
#*  Eniro AB                                                  30,666    4,680             0.0%
    Fabege AB                                                  9,193  146,047             0.1%
*   Fastighets AB Balder                                       4,383   88,294             0.1%
    Gunnebo AB                                                 3,000   13,893             0.0%
    Haldex AB                                                  3,360   32,429             0.0%
    Hemfosa Fastigheter AB                                     4,341   47,073             0.0%
    Hexpol AB                                                  2,911   28,276             0.0%
    HIQ International AB                                       4,214   23,918             0.0%
    Holmen AB Class B                                          4,045  121,936             0.1%
    Hufvudstaden AB Class A                                    3,851   54,413             0.0%
    Industrial & Financial Systems Class B                     1,430   55,244             0.1%
#   Indutrade AB                                               1,819   86,496             0.1%
    Intrum Justitia AB                                         4,262  152,909             0.1%
    ITAB Shop Concept AB Class B                                 505   14,677             0.0%
    JM AB                                                      4,116  116,333             0.1%
    KappAhl AB                                                 6,122   20,753             0.0%
#*  Karolinska Development AB Class B                          1,741    2,039             0.0%
#   Klovern AB Class B                                        27,646   28,608             0.0%
    Kungsleden AB                                             11,062   82,849             0.1%
    Lagercrantz Group AB Class B                               7,500   56,793             0.1%
    Lindab International AB                                    4,854   33,131             0.0%
    Loomis AB Class B                                          3,503   90,914             0.1%
*   Medivir AB Class B                                         1,986   17,650             0.0%
    Mekonomen AB                                               1,956   46,291             0.0%
    Micronic Mydata AB                                         8,284   59,073             0.1%
    Modern Times Group MTG AB Class B                          3,275   92,901             0.1%
*   Net Insight AB Class B                                    11,409    3,598             0.0%
    NetEnt AB                                                  1,952  110,884             0.1%
#   New Wave Group AB Class B                                  2,000    8,885             0.0%
    Nibe Industrier AB Class B                                 4,106  132,216             0.1%
    Nobia AB                                                   8,067   98,797             0.1%
    Nolato AB Class B                                          2,054   56,347             0.1%
    Nordnet AB Class B                                         9,555   33,891             0.0%
#*  Oriflame Holding AG                                        2,508   34,748             0.0%
    Peab AB                                                   11,220   85,771             0.1%
#   Proffice AB Class B                                        2,061    4,977             0.0%
*   Qliro Group AB                                             3,088    3,100             0.0%
    Ratos AB Class B                                          18,033  105,255             0.1%
*   RaySearch Laboratories AB                                  1,416   17,808             0.0%
    Rezidor Hotel Group AB                                     7,735   32,810             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
SWEDEN -- (Continued)
    Saab AB Class B                                            3,810 $  107,298             0.1%
    Sagax AB Class B                                           1,910     15,237             0.0%
#*  SAS AB                                                     7,999     15,427             0.0%
    SkiStar AB                                                 1,500     21,787             0.0%
#*  SSAB AB Class A(B17H0S8)                                  10,488     37,813             0.0%
#*  SSAB AB Class A(BPRBWK4)                                   3,811     13,813             0.0%
*   SSAB AB Class B(B17H3F6)                                   5,703     18,000             0.0%
*   SSAB AB Class B(BPRBWM6)                                   9,728     30,980             0.0%
    Sweco AB                                                   1,769     25,878             0.0%
#   Sweco AB Class B                                           2,350     34,419             0.0%
    Systemair AB                                                 107      1,432             0.0%
    Unibet Group P.L.C.                                        1,766    155,535             0.1%
    Vitrolife AB                                               1,018     23,651             0.0%
    Wallenstam AB Class B                                     11,522    102,047             0.1%
    Wihlborgs Fastigheter AB                                   4,598     89,894             0.1%
                                                                     ----------             ---
TOTAL SWEDEN                                                          4,341,953             3.4%
                                                                     ----------             ---
SWITZERLAND -- (4.8%)
#*  AFG Arbonia-Forster Holding AG                             2,652     25,686             0.0%
    Allreal Holding AG                                           904    119,792             0.1%
#   Alpiq Holding AG                                             101     10,665             0.0%
    ams AG                                                     4,508    144,257             0.1%
    APG SGA SA                                                    64     25,775             0.0%
    Ascom Holding AG                                           3,915     74,207             0.1%
    Autoneum Holding AG                                          308     56,542             0.1%
    Bachem Holding AG Class B                                    343     17,460             0.0%
    Baloise Holding AG                                           731     87,645             0.1%
    Bank Coop AG                                                 580     24,050             0.0%
    Banque Cantonale de Geneve                                    85     22,018             0.0%
    Banque Cantonale Vaudoise                                    150     92,372             0.1%
    Barry Callebaut AG                                            89    106,652             0.1%
    Belimo Holding AG                                             33     70,700             0.1%
    Bell AG                                                       14     38,480             0.0%
    Bellevue Group AG                                            298      4,188             0.0%
#   Berner Kantonalbank AG                                       278     51,737             0.0%
    BKW AG                                                     1,235     46,832             0.0%
    Bobst Group SA                                               800     33,896             0.0%
    Bossard Holding AG Class A                                   359     34,950             0.0%
    Bucher Industries AG                                         430     97,857             0.1%
    Burckhardt Compression Holding AG                            171     59,578             0.1%
    Burkhalter Holding AG                                        185     19,741             0.0%
    Cembra Money Bank AG                                         672     40,065             0.0%
*   Charles Voegele Holding AG                                   750      6,668             0.0%
    Cie Financiere Tradition SA                                   66      4,132             0.0%
    Clariant AG                                               13,904    255,672             0.2%
    Coltene Holding AG                                           250     16,341             0.0%
    Conzzeta AG                                                   84     52,134             0.1%
*   Cosmo Pharmaceuticals SA                                      32      4,917             0.0%
    Daetwyler Holding AG                                         502     70,374             0.1%
    DKSH Holding AG                                            1,553     94,585             0.1%
    dorma+kaba Holding AG Class B                                194    120,969             0.1%
*   Dufry AG                                                   1,784    208,416             0.2%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
SWITZERLAND -- (Continued)
    Edmond de Rothschild Suisse SA                                 1 $ 17,441             0.0%
    EFG International AG                                       4,617   46,416             0.0%
    Emmi AG                                                      195   88,206             0.1%
    Energiedienst Holding AG                                   1,000   25,247             0.0%
    Flughafen Zuerich AG                                         262  198,302             0.2%
    Forbo Holding AG                                             139  158,069             0.1%
    Galenica AG                                                   86  125,981             0.1%
    GAM Holding AG                                            11,069  202,479             0.2%
    Gategroup Holding AG                                       2,087   78,250             0.1%
    Georg Fischer AG                                             269  165,274             0.1%
    Gurit Holding AG                                              25   13,981             0.0%
    Helvetia Holding AG                                          478  250,004             0.2%
    Huber & Suhner AG                                            743   32,071             0.0%
    Implenia AG                                                1,185   58,733             0.1%
    Inficon Holding AG                                           149   42,572             0.0%
    Interroll Holding AG                                          59   45,642             0.0%
    Intershop Holding AG                                         111   47,119             0.0%
    Jungfraubahn Holding AG                                       31    2,969             0.0%
    Kardex AG                                                    792   59,118             0.1%
    Komax Holding AG                                             407   67,736             0.1%
    Kudelski SA                                                4,680   62,903             0.1%
    Kuoni Reisen Holding AG                                      287   59,424             0.1%
    LEM Holding SA                                                41   28,921             0.0%
    Liechtensteinische Landesbank AG                             783   27,893             0.0%
#   Logitech International SA                                 10,282  151,049             0.1%
    Luzerner Kantonalbank AG                                     219   80,768             0.1%
    MCH Group AG                                                  12      717             0.0%
    Metall Zug AG                                                 19   48,446             0.0%
#*  Meyer Burger Technology AG                                 5,000   35,743             0.0%
    Micronas Semiconductor Holding AG                          2,979   12,688             0.0%
    Mobilezone Holding AG                                      2,585   38,304             0.0%
    Mobimo Holding AG                                            639  137,811             0.1%
    OC Oerlikon Corp. AG                                      12,397  118,961             0.1%
*   Orascom Development Holding AG                               935   12,230             0.0%
    Orior AG                                                     485   27,218             0.0%
    Panalpina Welttransport Holding AG                           762   86,998             0.1%
    Phoenix Mecano AG                                             50   23,751             0.0%
*   Plazza AG                                                     84   16,694             0.0%
    PSP Swiss Property AG                                      2,057  178,939             0.1%
    Rieter Holding AG                                            205   33,802             0.0%
    Romande Energie Holding SA                                    27   25,445             0.0%
*   Schmolz + Bickenbach AG                                   47,389   25,848             0.0%
    Schweiter Technologies AG                                     84   67,255             0.1%
    Siegfried Holding AG                                         420   84,115             0.1%
    St Galler Kantonalbank AG                                    198   71,598             0.1%
    Straumann Holding AG                                         643  181,944             0.2%
#   Sulzer AG                                                  1,065  107,614             0.1%
    Swiss Prime Site AG                                        3,386  258,701             0.2%
    Swissquote Group Holding SA                                  538   12,955             0.0%
    Tamedia AG                                                   249   41,968             0.0%
    Tecan Group AG                                               666   90,720             0.1%
    Temenos Group AG                                           3,300  154,157             0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
SWITZERLAND -- (Continued)
    U-Blox AG                                                     460 $   88,857             0.1%
    Valiant Holding AG                                          1,014    117,067             0.1%
    Valora Holding AG                                             199     40,023             0.0%
    Vaudoise Assurances Holding SA                                 75     38,849             0.0%
    Vetropack Holding AG                                           17     26,172             0.0%
*   Von Roll Holding AG                                         1,435      1,090             0.0%
    Vontobel Holding AG                                         1,933     95,235             0.1%
    VP Bank AG                                                     38      3,055             0.0%
    VZ Holding AG                                                  25      7,785             0.0%
    Walliser Kantonalbank                                          15     11,414             0.0%
    Ypsomed Holding AG                                            227     29,836             0.0%
    Zehnder Group AG                                            1,193     40,630             0.0%
    Zug Estates Holding AG                                         12     17,289             0.0%
    Zuger Kantonalbank AG                                           8     37,571             0.0%
                                                                      ----------             ---
TOTAL SWITZERLAND                                                      6,725,416             5.3%
                                                                      ----------             ---
UNITED KINGDOM -- (17.6%)
    4imprint Group P.L.C.                                         620     12,354             0.0%
    888 Holdings P.L.C.                                         5,052     12,561             0.0%
    A.G.BARR P.L.C.                                             6,780     55,235             0.0%
    Acacia Mining P.L.C.                                       12,404     36,791             0.0%
    Afren P.L.C.                                               57,931      1,594             0.0%
    Alent P.L.C.                                               15,220    116,419             0.1%
    Amec Foster Wheeler P.L.C.                                 12,067    132,040             0.1%
    Amlin P.L.C.                                               23,661    240,088             0.2%
    Anglo Pacific Group P.L.C.                                 11,773     12,994             0.0%
    Anglo-Eastern Plantations P.L.C.                              186      1,708             0.0%
    Arrow Global Group P.L.C.                                   1,830      7,020             0.0%
#   Ashmore Group P.L.C.                                       14,773     61,316             0.1%
    Aveva Group P.L.C.                                          1,821     57,514             0.0%
    Avon Rubber P.L.C.                                          1,029     18,042             0.0%
*   Balfour Beatty P.L.C.                                      57,629    220,878             0.2%
    Bank of Georgia Holdings P.L.C.                             2,027     62,409             0.1%
    BBA Aviation P.L.C.                                        57,880    170,034             0.1%
    Beazley P.L.C.                                             34,508    192,889             0.2%
    Bellway P.L.C.                                             10,350    413,408             0.3%
    Berendsen P.L.C.                                           11,728    184,909             0.1%
    Berkeley Group Holdings P.L.C.                              4,393    224,212             0.2%
    Betfair Group P.L.C.                                        2,909    144,509             0.1%
    Bloomsbury Publishing P.L.C.                                3,174      8,145             0.0%
    Bodycote P.L.C.                                            11,574     91,433             0.1%
    Booker Group P.L.C.                                        79,780    228,501             0.2%
    Bovis Homes Group P.L.C.                                   15,605    246,145             0.2%
    Brammer P.L.C.                                             10,209     36,187             0.0%
    Brewin Dolphin Holdings P.L.C.                             25,189    104,535             0.1%
    British Polythene Industries P.L.C.                         2,000     23,122             0.0%
    Britvic P.L.C.                                             15,134    162,692             0.1%
*   BTG P.L.C.                                                  7,166     60,845             0.1%
    Bwin Party Digital Entertainment P.L.C.                    45,519     78,438             0.1%
    Cable & Wireless Communications P.L.C.                    131,205    148,556             0.1%
*   Cairn Energy P.L.C.                                        13,593     31,285             0.0%
    Cambian Group P.L.C.                                        1,788      4,466             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
UNITED KINGDOM -- (Continued)
    Cape P.L.C.                                                6,374 $ 22,580             0.0%
    Capital & Counties Properties P.L.C.                       4,641   31,762             0.0%
    Carillion P.L.C.                                          31,663  148,955             0.1%
    Castings P.L.C.                                            4,744   32,507             0.0%
    Centamin P.L.C.                                           92,292   90,280             0.1%
    Chemring Group P.L.C.                                     15,420   40,886             0.0%
    Chesnara P.L.C.                                            3,745   18,830             0.0%
    Cineworld Group P.L.C.                                    11,143   94,670             0.1%
    Clarkson P.L.C.                                              606   22,618             0.0%
    Close Brothers Group P.L.C.                               12,747  287,219             0.2%
    Cobham P.L.C.                                             61,105  260,893             0.2%
    Communisis P.L.C.                                          4,956    3,976             0.0%
    Computacenter P.L.C.                                       5,283   61,560             0.1%
    Connect Group P.L.C.                                      13,916   35,689             0.0%
    Consort Medical P.L.C.                                     2,504   37,643             0.0%
    Countrywide P.L.C.                                         6,154   44,096             0.0%
    Cranswick P.L.C.                                           3,951  104,586             0.1%
    Croda International P.L.C.                                 4,866  217,058             0.2%
    Daily Mail & General Trust P.L.C.                         16,246  187,166             0.1%
    Dairy Crest Group P.L.C.                                  15,198  150,589             0.1%
    Darty P.L.C.                                              16,202   24,556             0.0%
    DCC P.L.C.                                                 6,999  561,058             0.4%
    De La Rue P.L.C.                                           5,731   40,824             0.0%
    Debenhams P.L.C.                                          73,596  101,216             0.1%
    Dechra Pharmaceuticals P.L.C.                              4,897   73,048             0.1%
    Development Securities P.L.C.                              5,838   21,444             0.0%
    Devro P.L.C.                                              16,040   70,177             0.1%
    Dialight P.L.C.                                            1,573   13,344             0.0%
    Dignity P.L.C.                                             2,685  100,348             0.1%
    Diploma P.L.C.                                            10,562  103,923             0.1%
    Dixons Carphone P.L.C.                                        --        1             0.0%
    Domino's Pizza Group P.L.C.                                7,036  118,245             0.1%
    Drax Group P.L.C.                                         20,019   80,273             0.1%
    DS Smith P.L.C.                                           75,229  448,238             0.4%
    Dunelm Group P.L.C.                                          394    5,751             0.0%
    E2V Technologies P.L.C.                                    8,031   28,916             0.0%
    Electrocomponents P.L.C.                                  37,814  119,380             0.1%
    Elementis P.L.C.                                          34,278  123,584             0.1%
*   EnQuest P.L.C.                                            53,104   22,116             0.0%
*   Enterprise Inns P.L.C.                                    42,171   69,736             0.1%
    Essentra P.L.C.                                           14,785  191,542             0.2%
    esure Group P.L.C.                                         6,934   28,316             0.0%
    Euromoney Institutional Investor P.L.C.                    4,036   58,951             0.0%
*   Evraz P.L.C.                                               9,367   12,199             0.0%
    Fenner P.L.C.                                             15,676   36,764             0.0%
    Ferrexpo P.L.C.                                           14,004    7,362             0.0%
    Fidessa Group P.L.C.                                       3,854  116,247             0.1%
*   Findel P.L.C.                                              2,049    7,908             0.0%
*   Firstgroup P.L.C.                                         95,248  141,766             0.1%
*   Flybe Group P.L.C.                                         9,733   12,820             0.0%
    Fortune Oil CVR                                           16,855       97             0.0%
    Fuller Smith & Turner P.L.C. Class A                       3,070   55,848             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
UNITED KINGDOM -- (Continued)
*   Future P.L.C.                                              13,448 $  2,275             0.0%
    Galliford Try P.L.C.                                        5,057  116,490             0.1%
    Games Workshop Group P.L.C.                                   510    4,387             0.0%
    Gem Diamonds, Ltd.                                          5,200    7,942             0.0%
    Genus P.L.C.                                                5,380  120,418             0.1%
    Go-Ahead Group P.L.C.                                       2,988  111,566             0.1%
    Grafton Group P.L.C.                                       13,360  138,831             0.1%
    Grainger P.L.C.                                             6,591   25,262             0.0%
    Greencore Group P.L.C.                                     37,791  175,716             0.1%
    Greene King P.L.C.                                         18,145  224,472             0.2%
    Greggs P.L.C.                                               4,959   90,751             0.1%
    Halfords Group P.L.C.                                      14,015   93,808             0.1%
    Halma P.L.C.                                               26,320  309,381             0.2%
    Hays P.L.C.                                                83,554  181,019             0.1%
    Headlam Group P.L.C.                                        3,793   31,617             0.0%
    Helical Bar P.L.C.                                          9,778   66,546             0.1%
    Henderson Group P.L.C.                                     72,990  321,729             0.3%
    Henry Boot P.L.C.                                           3,595   12,774             0.0%
    Hill & Smith Holdings P.L.C.                                6,597   69,299             0.1%
    Hilton Food Group P.L.C.                                      123      882             0.0%
    Hiscox, Ltd.                                               17,329  257,700             0.2%
*   Hochschild Mining P.L.C.                                   16,117   18,319             0.0%
    Home Retail Group P.L.C.                                   49,961   86,354             0.1%
    HomeServe P.L.C.                                           11,333   70,737             0.1%
    Howden Joinery Group P.L.C.                                42,954  306,362             0.2%
    Hunting P.L.C.                                             14,421   79,934             0.1%
    Huntsworth P.L.C.                                           6,947    4,057             0.0%
    ICAP P.L.C.                                                34,293  232,138             0.2%
    IG Group Holdings P.L.C.                                   17,333  201,470             0.2%
*   Imagination Technologies Group P.L.C.                      20,586   70,201             0.1%
    IMI P.L.C.                                                    902   13,227             0.0%
    Inchcape P.L.C.                                            25,389  312,245             0.2%
    Indivior P.L.C.                                             6,323   19,978             0.0%
    Informa P.L.C.                                             26,210  229,216             0.2%
    Innovation Group P.L.C.                                   108,150   66,181             0.1%
    Intermediate Capital Group P.L.C.                          10,222   88,966             0.1%
*   International Ferro Metals, Ltd.                            5,038       70             0.0%
    International Personal Finance P.L.C.                      10,952   62,371             0.1%
    Interserve P.L.C.                                          17,760  151,757             0.1%
*   IP Group P.L.C.                                            26,402   96,583             0.1%
    ITE Group P.L.C.                                           26,658   57,462             0.0%
    J D Wetherspoon P.L.C.                                      5,912   70,511             0.1%
    James Fisher & Sons P.L.C.                                  3,677   54,233             0.0%
    Jardine Lloyd Thompson Group P.L.C.                        12,567  182,452             0.1%
    JD Sports Fashion P.L.C.                                    2,521   37,468             0.0%
    John Menzies P.L.C.                                         3,000   18,699             0.0%
    John Wood Group P.L.C.                                     21,408  196,533             0.2%
*   Johnston Press P.L.C.                                         693      731             0.0%
    Jupiter Fund Management P.L.C.                             21,592  149,765             0.1%
*   KAZ Minerals P.L.C.                                        22,228   39,753             0.0%
    KCM Group P.L.C.                                           50,188   67,102             0.1%
    Keller Group P.L.C.                                         7,196   90,182             0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
UNITED KINGDOM -- (Continued)
    Kier Group P.L.C.                                          7,445 $157,695             0.1%
    Ladbrokes P.L.C.                                          55,207   89,732             0.1%
    Laird P.L.C.                                              18,315   95,418             0.1%
*   Lamprell P.L.C.                                           23,029   42,309             0.0%
    Lancashire Holdings, Ltd.                                 11,107  121,674             0.1%
    Lavendon Group P.L.C.                                      5,479   12,664             0.0%
*   Lonmin P.L.C.                                             21,646    8,495             0.0%
    Lookers P.L.C.                                            23,097   62,495             0.1%
    Low & Bonar P.L.C.                                         8,760    9,041             0.0%
    LSL Property Services P.L.C.                               2,132   10,860             0.0%
    Macfarlane Group P.L.C.                                    6,000    4,278             0.0%
    Man Group P.L.C.                                          98,644  253,187             0.2%
    Management Consulting Group P.L.C.                        25,424    5,766             0.0%
    Marshalls P.L.C.                                          11,710   62,368             0.1%
    Marston's P.L.C.                                          36,443   90,644             0.1%
    McBride P.L.C.                                             6,500   16,094             0.0%
    Mears Group P.L.C.                                         7,017   44,798             0.0%
    Melrose Industries P.L.C.                                 44,101  180,423             0.1%
    Michael Page International P.L.C.                         16,361  124,616             0.1%
    Micro Focus International P.L.C.                           7,021  135,711             0.1%
    Millennium & Copthorne Hotels P.L.C.                      11,865   87,942             0.1%
*   Mitchells & Butlers P.L.C.                                13,334   72,690             0.1%
    Mitie Group P.L.C.                                        28,935  143,177             0.1%
    Moneysupermarket.com Group P.L.C.                         18,999   97,778             0.1%
    Morgan Advanced Materials P.L.C.                          25,810  111,170             0.1%
    Morgan Sindall Group P.L.C.                                1,492   17,125             0.0%
*   Mothercare P.L.C.                                          6,281   22,904             0.0%
    N Brown Group P.L.C.                                       9,038   52,110             0.0%
    National Express Group P.L.C.                             47,751  220,092             0.2%
    NCC Group P.L.C.                                          12,054   51,152             0.0%
*   New World Resources P.L.C. Class A                         1,390       10             0.0%
    Northgate P.L.C.                                           8,805   54,933             0.0%
    Novae Group P.L.C.                                         2,610   35,046             0.0%
*   Ocado Group P.L.C.                                         8,719   50,514             0.0%
*   Ophir Energy P.L.C.                                       10,245   15,111             0.0%
    Oxford Instruments P.L.C.                                  4,189   33,466             0.0%
    Pace P.L.C.                                               41,575  238,247             0.2%
    Paragon Group of Cos. P.L.C. (The)                         7,718   49,846             0.0%
    PayPoint P.L.C.                                            3,824   58,243             0.0%
    Pendragon P.L.C.                                          44,542   30,740             0.0%
    Pennon Group P.L.C.                                       23,088  288,089             0.2%
    Petra Diamonds, Ltd.                                      38,369   44,106             0.0%
*   Petropavlovsk P.L.C.                                       9,965      893             0.0%
    Pets at Home Group P.L.C.                                  1,173    5,217             0.0%
    Phoenix Group Holdings                                     8,004  105,252             0.1%
    Photo-Me International P.L.C.                             11,000   26,868             0.0%
    Playtech P.L.C.                                           10,496  138,289             0.1%
    Poundland Group P.L.C.                                     3,762   15,947             0.0%
    Premier Farnell P.L.C.                                    29,123   44,872             0.0%
*   Premier Foods P.L.C.                                      58,728   30,747             0.0%
*   Premier Oil P.L.C.                                        28,641   30,138             0.0%
*   Punch Taverns P.L.C.                                       2,054    3,886             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
UNITED KINGDOM -- (Continued)
    PZ Cussons P.L.C.                                         15,366 $ 71,130             0.1%
    QinetiQ Group P.L.C.                                      32,441  111,768             0.1%
    Rank Group P.L.C.                                          8,059   34,397             0.0%
    Rathbone Brothers P.L.C.                                   2,413   83,815             0.1%
*   Raven Russia, Ltd.                                        13,465    8,937             0.0%
    Redrow P.L.C.                                             19,223  137,192             0.1%
    Regus P.L.C.                                              40,642  209,269             0.2%
    Renishaw P.L.C.                                            2,961   85,885             0.1%
    Rentokil Initial P.L.C.                                   94,387  224,517             0.2%
    Restaurant Group P.L.C. (The)                              8,036   88,702             0.1%
    Rexam P.L.C.                                              24,146  200,769             0.2%
    Ricardo P.L.C.                                             3,538   49,291             0.0%
    Rightmove P.L.C.                                           6,175  364,704             0.3%
    RM P.L.C.                                                  5,224   12,830             0.0%
    Rotork P.L.C.                                             85,396  246,690             0.2%
    RPC Group P.L.C.                                          20,509  205,443             0.2%
    RPS Group P.L.C.                                          16,770   60,595             0.0%
    Savills P.L.C.                                             8,832  124,653             0.1%
    SDL P.L.C.                                                 6,280   37,612             0.0%
    Senior P.L.C.                                             33,393  116,522             0.1%
    Sepura P.L.C.                                              2,544    7,059             0.0%
    Severfield P.L.C.                                          6,026    5,713             0.0%
    Shanks Group P.L.C.                                       42,387   61,907             0.1%
    SIG P.L.C.                                                49,947  102,533             0.1%
*   Skyepharma P.L.C.                                          3,403   16,541             0.0%
    Soco International P.L.C.                                 14,452   39,208             0.0%
    Spectris P.L.C.                                            9,134  234,262             0.2%
    Speedy Hire P.L.C.                                        25,705   11,933             0.0%
    Spirax-Sarco Engineering P.L.C.                            4,752  222,776             0.2%
    Spirent Communications P.L.C.                             47,040   53,201             0.0%
    SSP Group P.L.C.                                           1,023    4,745             0.0%
    St Ives P.L.C.                                             3,000    8,554             0.0%
    ST Modwen Properties P.L.C.                               17,882  121,040             0.1%
    Stagecoach Group P.L.C.                                   22,281  118,813             0.1%
*   Stallergenes Greer P.L.C.                                    209    9,308             0.0%
    Sthree P.L.C.                                              8,744   48,605             0.0%
*   SuperGroup P.L.C.                                          2,900   65,262             0.1%
    Synergy Health P.L.C.                                      4,624  165,734             0.1%
    Synthomer P.L.C.                                          19,135   97,174             0.1%
    T Clarke P.L.C.                                            3,989    4,760             0.0%
#   TalkTalk Telecom Group P.L.C.                             23,918   93,110             0.1%
    Tate & Lyle P.L.C.                                        21,580  198,085             0.2%
    Ted Baker P.L.C.                                           3,437  160,137             0.1%
    Telecity Group P.L.C.                                      9,889  178,867             0.1%
    Telecom Plus P.L.C.                                        4,485   72,588             0.1%
*   Thomas Cook Group P.L.C.                                  57,015  107,826             0.1%
    Topps Tiles P.L.C.                                        10,400   23,300             0.0%
    Tribal Group P.L.C.                                        1,493    1,889             0.0%
    Trinity Mirror P.L.C.                                     25,964   68,176             0.1%
    TT electronics P.L.C.                                     10,027   19,750             0.0%
    TUI AG                                                    10,248  190,569             0.2%
    Tullett Prebon P.L.C.                                     14,365   77,689             0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES   VALUE++    OF NET ASSETS**
                                                              ------ ------------ ---------------
UNITED KINGDOM -- (Continued)
*   Tullow Oil P.L.C.                                         13,547 $     42,314             0.0%
    UBM P.L.C.                                                24,041      189,391             0.2%
    UDG Healthcare P.L.C.                                     19,119      139,974             0.1%
    Ultra Electronics Holdings P.L.C.                          7,343      190,302             0.2%
    UNITE Group P.L.C. (The)                                  20,904      213,928             0.2%
    UTV Media P.L.C.                                           2,430        6,827             0.0%
*   Vectura Group P.L.C.                                      20,878       56,210             0.0%
#   Vedanta Resources P.L.C.                                   8,318       63,320             0.1%
    Vesuvius P.L.C.                                           14,873       81,804             0.1%
    Victrex P.L.C.                                             5,898      167,594             0.1%
    Vitec Group P.L.C. (The)                                   2,000       19,797             0.0%
*   Volex P.L.C.                                               1,534        1,354             0.0%
    WH Smith P.L.C.                                            6,554      171,934             0.1%
    William Hill P.L.C.                                       53,746      262,241             0.2%
    Wilmington P.L.C.                                          6,879       28,725             0.0%
*   Wincanton P.L.C.                                           5,790       17,988             0.0%
    WS Atkins P.L.C.                                           8,387      177,728             0.1%
    Xaar P.L.C.                                               10,372       81,777             0.1%
    Xchanging P.L.C.                                          11,978       31,044             0.0%
    XP Power, Ltd.                                               132        2,952             0.0%
                                                                     ------------            ----
TOTAL UNITED KINGDOM                                                   24,448,664            19.1%
                                                                     ------------            ----
UNITED STATES -- (0.0%)
*   Infinera Corp.                                               345        6,817             0.0%
    Ormat Technologies, Inc.                                       1           37             0.0%
    XL Group P.L.C.                                                1           36             0.0%
                                                                     ------------            ----
TOTAL UNITED STATES                                                         6,890             0.0%
                                                                     ------------            ----
TOTAL COMMON STOCKS                                                   126,364,963            98.9%
                                                                     ------------            ----
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
    Biotest AG                                                 1,086       15,270             0.0%
    Draegerwerk AG & Co. KGaA                                    315       22,684             0.0%
    Fuchs Petrolub SE                                          2,618      125,557             0.1%
    Jungheinrich AG                                            1,200       88,653             0.1%
    Sartorius AG                                                 451      102,005             0.1%
    Sixt SE                                                    1,265       54,381             0.0%
    STO SE & Co. KGaA                                             74        9,645             0.0%
                                                                     ------------            ----
TOTAL GERMANY                                                             418,195             0.3%
                                                                     ------------            ----
ITALY -- (0.0%)
*   Intek Group SpA                                                1           --             0.0%
                                                                     ------------            ----
TOTAL PREFERRED STOCKS                                                    418,195             0.3%
                                                                     ------------            ----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*   FlexiGroup, Ltd. Rights 11/16/15                           1,538           --             0.0%
*   Ten Network Holdings, Ltd. Rights 11/12/15                35,350           --             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                --------- ------------ ---------------
AUSTRALIA -- (Continued)
*     Treasury Wine Estates, Ltd. Rights 11/04/15                   2,232 $         --             0.0%
                                                                          ------------           -----
TOTAL AUSTRALIA                                                                     --             0.0%
                                                                          ------------           -----
AUSTRIA -- (0.0%)
*     Intercell AG Rights                                           2,073           --             0.0%
                                                                          ------------           -----
FRANCE -- (0.0%)
*     Technicolor SA Rights 11/04/15                               17,993        4,432             0.0%
                                                                          ------------           -----
HONG KONG -- (0.0%)
*     Miramar Hotel & Investment Warrants 01/19/18                  4,000          702             0.0%
                                                                          ------------           -----
ITALY -- (0.0%)
*     Mediolanum SpA Rights 11/26/15                                6,028           --             0.0%
                                                                          ------------           -----
SPAIN -- (0.0%)
*     Papeles y Cartones de Europa SA Rights                        2,874          626             0.0%
                                                                          ------------           -----
UNITED KINGDOM -- (0.0%)
*     Hochschild Mining P.L.C. Rights 11/03/15                      6,044        2,539             0.0%
      McBride P.L.C.                                              123,500          190             0.0%
                                                                          ------------           -----
TOTAL UNITED KINGDOM                                                             2,729             0.0%
                                                                          ------------           -----
TOTAL RIGHTS/WARRANTS                                                            8,489             0.0%
                                                                          ------------           -----
TOTAL INVESTMENT SECURITIES                                                126,791,647
                                                                          ------------

                                                                            VALUE+
                                                                          ------------
SECURITIES LENDING COLLATERAL -- (8.7%)
(S)@  DFA Short Term Investment Fund                            1,043,051   12,068,099             9.4%
                                                                          ------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $140,667,417)                         $138,859,746           108.6%
                                                                          ============           =====

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------
                                  LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ---------- ------------ ------- ------------
  Common Stocks
     Australia                   $   73,344 $  7,509,724   --    $  7,583,068
     Austria                             --    1,445,234   --       1,445,234
     Belgium                             --    2,256,871   --       2,256,871
     Canada                       9,507,951           81   --       9,508,032
     China                               --       26,612   --          26,612
     Denmark                             --    2,276,345   --       2,276,345
     Finland                             --    3,299,909   --       3,299,909
     France                              --    5,878,614   --       5,878,614
     Germany                             --    7,868,453   --       7,868,453
     Hong Kong                        2,795    4,263,656   --       4,266,451
     Ireland                             --      782,961   --         782,961
     Israel                           9,495      976,773   --         986,268
     Italy                               --    5,262,884   --       5,262,884
     Japan                          183,108   28,486,553   --      28,669,661
     Netherlands                         --    2,620,991   --       2,620,991
     New Zealand                         --    1,682,703   --       1,682,703
     Norway                              --    1,191,529   --       1,191,529
     Portugal                            --      651,064   --         651,064
     Singapore                           --    1,768,600   --       1,768,600
     Spain                               --    2,815,790   --       2,815,790
     Sweden                              --    4,341,953   --       4,341,953
     Switzerland                         --    6,725,416   --       6,725,416
     United Kingdom                   9,308   24,439,356   --      24,448,664
     United States                    6,853           37   --           6,890
  Preferred Stocks
     Germany                             --      418,195   --         418,195
     Italy                               --           --   --              --
  Rights/Warrants
     Australia                           --           --   --              --
     Austria                             --           --   --              --
     France                              --        4,432   --           4,432
     Hong Kong                           --          702   --             702
     Italy                               --           --   --              --
     Spain                               --          626   --             626
     United Kingdom                      --        2,729   --           2,729
  Securities Lending Collateral          --   12,068,099   --      12,068,099
                                 ---------- ------------   --    ------------
  TOTAL                          $9,792,854 $129,066,892   --    $138,859,746
                                 ========== ============   ==    ============

                        U.S. LARGE CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
COMMON STOCKS -- (90.3%)
Consumer Discretionary -- (21.5%)
    Advance Auto Parts, Inc.                                   12,842 $ 2,548,238             0.3%
*   Amazon.com, Inc.                                           28,838  18,049,704             2.4%
    Aramark                                                    63,200   1,918,120             0.3%
*   AutoNation, Inc.                                            2,307     145,779             0.0%
#*  Bed Bath & Beyond, Inc.                                    60,429   3,603,381             0.5%
    BorgWarner, Inc.                                           31,653   1,355,381             0.2%
    Brinker International, Inc.                                 6,353     289,125             0.0%
    Brunswick Corp.                                             5,070     272,817             0.0%
*   Burlington Stores, Inc.                                     7,791     374,591             0.1%
#*  CarMax, Inc.                                               30,192   1,781,630             0.2%
    Carter's, Inc.                                              9,595     871,994             0.1%
    CBS Corp. Class B                                          27,229   1,266,693             0.2%
#*  Charter Communications, Inc. Class A                       11,869   2,266,267             0.3%
*   Chipotle Mexican Grill, Inc.                                1,512     968,028             0.1%
    Cinemark Holdings, Inc.                                    13,423     475,711             0.1%
#   Coach, Inc.                                                41,366   1,290,619             0.2%
    Delphi Automotive P.L.C.                                   23,292   1,937,662             0.3%
#   Dick's Sporting Goods, Inc.                                13,380     596,079             0.1%
#*  Discovery Communications, Inc. Class A                     10,017     294,900             0.0%
#*  Discovery Communications, Inc. Class C                     16,354     450,062             0.1%
*   DISH Network Corp. Class A                                 15,878     999,838             0.1%
    Dollar General Corp.                                       40,468   2,742,516             0.4%
*   Dollar Tree, Inc.                                          44,538   2,916,794             0.4%
#   DSW, Inc. Class A                                           2,910      72,575             0.0%
#   Dunkin' Brands Group, Inc.                                  4,050     167,711             0.0%
    Expedia, Inc.                                               8,988   1,225,064             0.2%
    Foot Locker, Inc.                                          17,785   1,204,934             0.2%
#*  Fossil Group, Inc.                                         12,275     667,883             0.1%
#   Gap, Inc. (The)                                            81,469   2,217,586             0.3%
    Gentex Corp.                                                8,976     147,117             0.0%
    Genuine Parts Co.                                          18,651   1,692,765             0.2%
    GNC Holdings, Inc. Class A                                 13,400     398,650             0.1%
#   H&R Block, Inc.                                            55,958   2,084,995             0.3%
    Hanesbrands, Inc.                                          41,918   1,338,861             0.2%
#   Harley-Davidson, Inc.                                      35,319   1,746,525             0.2%
#   Hasbro, Inc.                                               17,864   1,372,491             0.2%
    Home Depot, Inc. (The)                                    137,169  16,959,575             2.3%
    HSN, Inc.                                                   4,138     255,935             0.0%
    International Game Technology P.L.C.                        4,204      68,189             0.0%
    Interpublic Group of Cos., Inc. (The)                      89,343   2,048,635             0.3%
#   Las Vegas Sands Corp.                                      25,220   1,248,642             0.2%
    Leggett & Platt, Inc.                                      10,288     463,269             0.1%
    Lions Gate Entertainment Corp.                              5,684     221,505             0.0%
    Lowe's Cos., Inc.                                          94,896   7,006,172             1.0%
#*  Lululemon Athletica, Inc.                                   9,206     452,659             0.1%
    Macy's, Inc.                                               44,470   2,267,081             0.3%
#   Mattel, Inc.                                               43,508   1,069,427             0.1%
    McDonald's Corp.                                           91,211  10,238,435             1.4%
*   Michael Kors Holdings, Ltd.                                22,439     867,043             0.1%
    Newell Rubbermaid, Inc.                                    50,241   2,131,726             0.3%
    NIKE, Inc. Class B                                         29,718   3,893,950             0.5%

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES     VALUE+    OF NET ASSETS**
                                                              ------- ------------ ---------------
Consumer Discretionary -- (Continued)
#   Nordstrom, Inc.                                            55,559 $  3,623,002             0.5%
*   NVR, Inc.                                                     757    1,239,784             0.2%
*   O'Reilly Automotive, Inc.                                  15,770    4,356,620             0.6%
#   Omnicom Group, Inc.                                        66,550    4,985,926             0.7%
*   Panera Bread Co. Class A                                    3,512      622,923             0.1%
#   Polaris Industries, Inc.                                   11,178    1,255,737             0.2%
*   Priceline Group, Inc. (The)                                 1,834    2,667,076             0.4%
    Ralph Lauren Corp.                                          2,775      307,387             0.0%
    Ross Stores, Inc.                                          63,156    3,194,431             0.4%
#   Scripps Networks Interactive, Inc. Class A                 22,709    1,364,357             0.2%
*   ServiceMaster Global Holdings, Inc.                        19,374      690,683             0.1%
#*  Sirius XM Holdings, Inc.                                  375,090    1,530,367             0.2%
#   Six Flags Entertainment Corp.                              18,733      974,865             0.1%
    Starbucks Corp.                                           139,548    8,731,518             1.2%
    Starwood Hotels & Resorts Worldwide, Inc.                  34,263    2,736,586             0.4%
*   Starz Class A                                              15,249      510,994             0.1%
*   Tempur Sealy International, Inc.                            9,885      769,448             0.1%
    Tiffany & Co.                                              17,868    1,473,038             0.2%
    TJX Cos., Inc. (The)                                       62,442    4,570,130             0.6%
#   Tractor Supply Co.                                         18,451    1,704,688             0.2%
*   TripAdvisor, Inc.                                           7,708      645,776             0.1%
#   Tupperware Brands Corp.                                       363       21,370             0.0%
    Twenty-First Century Fox, Inc. Class A                      3,751      115,118             0.0%
#*  Ulta Salon Cosmetics & Fragrance, Inc.                      5,086      884,761             0.1%
#*  Under Armour, Inc. Class A                                  4,196      398,956             0.1%
#*  Urban Outfitters, Inc.                                     21,667      619,676             0.1%
    Vail Resorts, Inc.                                          1,400      159,838             0.0%
    VF Corp.                                                   11,899      803,420             0.1%
    Viacom, Inc. Class A                                          167        8,572             0.0%
    Viacom, Inc. Class B                                       33,753    1,664,360             0.2%
    Walt Disney Co. (The)                                      47,271    5,376,604             0.7%
    Williams-Sonoma, Inc.                                      12,217      901,004             0.1%
#   Wyndham Worldwide Corp.                                    31,061    2,526,812             0.3%
#   Wynn Resorts, Ltd.                                          1,795      125,560             0.0%
    Yum! Brands, Inc.                                          35,209    2,496,670             0.3%
                                                                      ------------            ----
Total Consumer Discretionary                                           175,003,386            23.7%
                                                                      ------------            ----
Consumer Staples -- (12.7%)
    Altria Group, Inc.                                        191,162   11,559,566             1.6%
#   Brown-Forman Corp. Class A                                    718       82,391             0.0%
    Brown-Forman Corp. Class B                                 11,023    1,170,422             0.2%
#   Campbell Soup Co.                                          60,036    3,049,228             0.4%
    Church & Dwight Co., Inc.                                  18,220    1,568,560             0.2%
#   Clorox Co. (The)                                           26,457    3,226,167             0.4%
    Coca-Cola Co. (The)                                       259,099   10,972,843             1.5%
    Coca-Cola Enterprises, Inc.                                84,166    4,321,082             0.6%
#   Colgate-Palmolive Co.                                      84,051    5,576,784             0.8%
    Costco Wholesale Corp.                                     26,313    4,160,612             0.6%
    Coty, Inc. Class A                                         22,471      650,535             0.1%
    Dr Pepper Snapple Group, Inc.                              45,612    4,076,344             0.6%
    Estee Lauder Cos., Inc. (The) Class A                      16,560    1,332,418             0.2%
    Flowers Foods, Inc.                                        26,026      702,702             0.1%

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES     VALUE+    OF NET ASSETS**
                                                              ------- ------------ ---------------
Consumer Staples -- (Continued)
    General Mills, Inc.                                        47,956 $  2,786,723             0.4%
    Hershey Co. (The)                                           9,129      809,651             0.1%
    Kellogg Co.                                                21,431    1,511,314             0.2%
#   Keurig Green Mountain, Inc.                                11,800      598,850             0.1%
    Kimberly-Clark Corp.                                       30,435    3,643,374             0.5%
    Kraft Heinz Co. (The)                                      42,134    3,285,188             0.4%
    Kroger Co. (The)                                          112,447    4,250,497             0.6%
#   McCormick & Co., Inc.(579780206)                           10,784      905,640             0.1%
    McCormick & Co., Inc.(579780107)                              100        8,407             0.0%
#   Mead Johnson Nutrition Co.                                 34,008    2,788,656             0.4%
*   Monster Beverage Corp.                                     11,080    1,510,426             0.2%
#   Nu Skin Enterprises, Inc. Class A                           3,901      149,057             0.0%
    PepsiCo, Inc.                                             125,741   12,849,473             1.7%
#   Pilgrim's Pride Corp.                                      35,602      676,082             0.1%
    Reynolds American, Inc.                                    43,264    2,090,516             0.3%
#*  Rite Aid Corp.                                            233,046    1,836,402             0.2%
    Spectrum Brands Holdings, Inc.                              7,700      738,045             0.1%
#*  Sprouts Farmers Market, Inc.                                3,945       80,399             0.0%
#   Sysco Corp.                                                42,909    1,769,996             0.2%
    Wal-Mart Stores, Inc.                                     130,428    7,465,699             1.0%
*   WhiteWave Foods Co. (The)                                  11,761      481,966             0.1%
#   Whole Foods Market, Inc.                                   32,413      971,093             0.1%
                                                                      ------------            ----
Total Consumer Staples                                                 103,657,108            14.1%
                                                                      ------------            ----
Energy -- (0.8%)
    Cabot Oil & Gas Corp.                                      11,241      244,042             0.0%
#   Core Laboratories NV                                        7,046      819,661             0.1%
*   FMC Technologies, Inc.                                     24,386      824,978             0.1%
    Oceaneering International, Inc.                             3,626      152,365             0.0%
#   ONEOK, Inc.                                                50,404    1,709,704             0.2%
#   RPC, Inc.                                                   6,045       66,676             0.0%
    Schlumberger, Ltd.                                         15,849    1,238,758             0.2%
#   Targa Resources Corp.                                       3,402      194,424             0.0%
#   Teekay Corp.                                                5,964      191,623             0.0%
    Western Refining, Inc.                                      7,961      331,337             0.1%
    Williams Cos., Inc. (The)                                   8,130      320,647             0.1%
                                                                      ------------            ----
Total Energy                                                             6,094,215             0.8%
                                                                      ------------            ----
Financials -- (2.7%)
*   Affiliated Managers Group, Inc.                               554       99,864             0.0%
*   Altisource Portfolio Solutions SA                           1,149       30,805             0.0%
    American Express Co.                                       76,244    5,585,635             0.8%
    Aon P.L.C.                                                 19,125    1,784,554             0.2%
    CBOE Holdings, Inc.                                        15,028    1,007,477             0.1%
*   CBRE Group, Inc. Class A                                   53,681    2,001,228             0.3%
#*  Credit Acceptance Corp.                                     3,718      703,037             0.1%
#   Eaton Vance Corp.                                          23,499      848,549             0.1%
    Erie Indemnity Co. Class A                                 10,738      939,146             0.1%
#   FactSet Research Systems, Inc.                             10,033    1,756,979             0.2%
#   LPL Financial Holdings, Inc.                               10,034      427,448             0.1%
    Marsh & McLennan Cos., Inc.                                33,970    1,893,488             0.3%
    McGraw Hill Financial, Inc.                                21,661    2,006,675             0.3%

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE+    OF NET ASSETS**
                                                              ------- ----------- ---------------
Financials -- (Continued)
    Moody's Corp.                                                 699 $    67,216             0.0%
*   Realogy Holdings Corp.                                        354      13,841             0.0%
    SEI Investments Co.                                        10,420     539,964             0.1%
*   SLM Corp.                                                  25,334     178,858             0.0%
#   T Rowe Price Group, Inc.                                   17,323   1,309,965             0.2%
#   TD Ameritrade Holding Corp.                                 4,684     161,457             0.0%
#   Waddell & Reed Financial, Inc. Class A                     13,205     487,793             0.1%
                                                                      -----------            ----
Total Financials                                                       21,843,979             3.0%
                                                                      -----------            ----
Health Care -- (11.5%)
    Abbott Laboratories                                         1,464      65,587             0.0%
    AbbVie, Inc.                                              147,740   8,797,917             1.2%
    AmerisourceBergen Corp.                                    13,225   1,276,345             0.2%
    Amgen, Inc.                                                19,973   3,159,329             0.4%
    Baxalta, Inc.                                              46,952   1,617,966             0.2%
    Baxter International, Inc.                                 46,952   1,755,535             0.2%
*   Biogen, Inc.                                               14,571   4,233,021             0.6%
    Cardinal Health, Inc.                                      20,538   1,688,224             0.2%
*   Celgene Corp.                                              52,178   6,402,762             0.9%
*   Centene Corp.                                              15,917     946,743             0.1%
    CR Bard, Inc.                                               7,735   1,441,417             0.2%
*   DaVita HealthCare Partners, Inc.                            6,582     510,171             0.1%
*   Edwards Lifesciences Corp.                                 17,970   2,823,986             0.4%
    Eli Lilly & Co.                                             4,420     360,539             0.0%
    Gilead Sciences, Inc.                                     159,551  17,252,250             2.3%
#   HealthSouth Corp.                                          22,702     790,711             0.1%
#*  IDEXX Laboratories, Inc.                                   19,160   1,314,759             0.2%
*   Illumina, Inc.                                              5,040     722,131             0.1%
*   IMS Health Holdings, Inc.                                   6,512     177,257             0.0%
#*  Incyte Corp.                                                3,135     368,457             0.1%
#*  Jazz Pharmaceuticals P.L.C.                                 4,082     560,377             0.1%
    Johnson & Johnson                                         203,648  20,574,557             2.8%
*   Laboratory Corp. of America Holdings                        8,609   1,056,669             0.1%
    McKesson Corp.                                             13,839   2,474,413             0.3%
*   Medivation, Inc.                                           22,276     936,929             0.1%
*   Mettler-Toledo International, Inc.                          5,596   1,740,300             0.2%
*   Mylan NV                                                   25,791   1,137,125             0.2%
*   Regeneron Pharmaceuticals, Inc.                             2,555   1,424,131             0.2%
    St Jude Medical, Inc.                                      19,667   1,254,951             0.2%
*   Taro Pharmaceutical Industries, Ltd.                        2,771     402,405             0.1%
*   Team Health Holdings, Inc.                                 11,942     712,579             0.1%
#*  Tenet Healthcare Corp.                                     22,617     709,495             0.1%
*   United Therapeutics Corp.                                     780     114,371             0.0%
*   Varian Medical Systems, Inc.                               14,424   1,132,717             0.2%
*   Waters Corp.                                                5,852     747,886             0.1%
    Zoetis, Inc.                                               63,890   2,747,909             0.4%
                                                                      -----------            ----
Total Health Care                                                      93,431,921            12.7%
                                                                      -----------            ----
Industrials -- (14.2%)
    3M Co.                                                     64,943  10,209,689             1.4%
    Allegion P.L.C.                                            19,275   1,256,152             0.2%
    Allison Transmission Holdings, Inc.                        15,723     451,250             0.1%

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Industrials -- (Continued)
    American Airlines Group, Inc.                             57,886 $2,675,491             0.4%
#   B/E Aerospace, Inc.                                       21,019    986,842             0.1%
#   Boeing Co. (The)                                          66,260  9,811,118             1.3%
    BWX Technologies, Inc.                                     4,857    137,453             0.0%
#   Caterpillar, Inc.                                         31,077  2,268,310             0.3%
#   CH Robinson Worldwide, Inc.                               25,413  1,763,154             0.2%
#   Cintas Corp.                                              15,863  1,476,687             0.2%
*   Copart, Inc.                                               5,594    202,559             0.0%
    Crane Co.                                                    300     15,792             0.0%
    Cummins, Inc.                                              7,017    726,330             0.1%
#   Deere & Co.                                               36,696  2,862,288             0.4%
    Delta Air Lines, Inc.                                     81,612  4,149,154             0.6%
#   Donaldson Co., Inc.                                       22,571    681,644             0.1%
    Emerson Electric Co.                                      50,976  2,407,596             0.3%
    Equifax, Inc.                                             17,559  1,871,263             0.3%
    Expeditors International of Washington, Inc.              26,172  1,303,104             0.2%
#   Fastenal Co.                                              41,051  1,607,557             0.2%
#   Flowserve Corp.                                           24,236  1,123,581             0.2%
    General Dynamics Corp.                                    19,019  2,825,843             0.4%
#   Graco, Inc.                                                5,141    377,349             0.1%
    Hexcel Corp.                                               9,467    438,511             0.1%
    Honeywell International, Inc.                             46,423  4,794,567             0.6%
    Hubbell, Inc. Class A                                        200     23,633             0.0%
    Huntington Ingalls Industries, Inc.                       11,491  1,378,230             0.2%
#   IDEX Corp.                                                 3,209    246,323             0.0%
    Illinois Tool Works, Inc.                                 30,273  2,783,300             0.4%
#   JB Hunt Transport Services, Inc.                          30,936  2,362,582             0.3%
    Lennox International, Inc.                                 8,106  1,076,558             0.1%
    Lincoln Electric Holdings, Inc.                            8,931    534,163             0.1%
    Lockheed Martin Corp.                                     25,057  5,508,280             0.7%
    Masco Corp.                                               59,092  1,713,668             0.2%
*   Middleby Corp. (The)                                       1,106    129,336             0.0%
    MSC Industrial Direct Co., Inc. Class A                    4,404    276,439             0.0%
#   Nordson Corp.                                             11,683    832,297             0.1%
    Northrop Grumman Corp.                                    20,679  3,882,482             0.5%
*   Old Dominion Freight Line, Inc.                            7,755    480,345             0.1%
#   PACCAR, Inc.                                               8,818    464,268             0.1%
#   Parker-Hannifin Corp.                                      6,253    654,689             0.1%
#   Pitney Bowes, Inc.                                        40,156    829,221             0.1%
    Raytheon Co.                                               6,980    819,452             0.1%
    Robert Half International, Inc.                           19,523  1,028,081             0.1%
#   Rockwell Automation, Inc.                                 26,251  2,865,559             0.4%
    Rockwell Collins, Inc.                                    29,306  2,541,416             0.3%
    Rollins, Inc.                                             21,997    589,960             0.1%
*   Sensata Technologies Holding NV                            2,500    120,225             0.0%
    Snap-on, Inc.                                              7,946  1,318,162             0.2%
*   Spirit Airlines, Inc.                                      5,705    211,770             0.0%
#*  Swift Transportation Co.                                  19,074    298,127             0.0%
    Toro Co. (The)                                             7,969    599,827             0.1%
*   TransDigm Group, Inc.                                        376     82,664             0.0%
*   United Continental Holdings, Inc.                         83,512  5,036,609             0.7%
    United Parcel Service, Inc. Class B                       68,101  7,015,765             1.0%

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES     VALUE+    OF NET ASSETS**
                                                              ------- ------------ ---------------
Industrials -- (Continued)
*   United Rentals, Inc.                                        6,181 $    462,710             0.1%
    United Technologies Corp.                                  22,496    2,213,831             0.3%
#*  USG Corp.                                                   6,849      161,431             0.0%
*   Verisk Analytics, Inc.                                     30,455    2,180,883             0.3%
*   WABCO Holdings, Inc.                                        9,879    1,108,720             0.2%
#   Wabtec Corp.                                               12,722    1,054,272             0.1%
    Waste Management, Inc.                                     45,904    2,467,799             0.3%
    Watsco, Inc.                                                4,004      492,612             0.1%
#   WW Grainger, Inc.                                          14,089    2,958,690             0.4%
                                                                      ------------            ----
Total Industrials                                                      115,227,663            15.6%
                                                                      ------------            ----
Information Technology -- (18.9%)
    Accenture P.L.C. Class A                                   58,212    6,240,326             0.9%
*   Alliance Data Systems Corp.                                12,873    3,827,272             0.5%
    Amphenol Corp. Class A                                     28,858    1,564,681             0.2%
    Apple, Inc.                                               238,797   28,536,241             3.9%
*   Aspen Technology, Inc.                                      3,877      160,469             0.0%
    Automatic Data Processing, Inc.                            26,416    2,297,928             0.3%
    Avago Technologies, Ltd.                                   12,795    1,575,448             0.2%
    Booz Allen Hamilton Holding Corp.                          27,366      806,202             0.1%
    Broadridge Financial Solutions, Inc.                       15,947      950,122             0.1%
    CDK Global, Inc.                                            4,922      245,066             0.0%
    CDW Corp.                                                  58,824    2,628,845             0.4%
*   CommScope Holding Co., Inc.                                23,220      753,025             0.1%
    DST Systems, Inc.                                           1,094      133,632             0.0%
*   eBay, Inc.                                                 88,930    2,481,147             0.3%
*   Electronic Arts, Inc.                                      10,565      761,420             0.1%
*   F5 Networks, Inc.                                           9,360    1,031,472             0.1%
*   Fiserv, Inc.                                               48,037    4,636,051             0.6%
*   Gartner, Inc.                                                 139       12,603             0.0%
    Global Payments, Inc.                                      10,017    1,366,419             0.2%
    Harris Corp.                                               28,307    2,239,933             0.3%
#   International Business Machines Corp.                     100,735   14,110,959             1.9%
#   Intuit, Inc.                                               11,410    1,111,676             0.2%
#*  IPG Photonics Corp.                                         1,086       89,725             0.0%
    Jack Henry & Associates, Inc.                              18,976    1,467,604             0.2%
*   Keysight Technologies, Inc.                                55,283    1,828,762             0.3%
#   King Digital Entertainment P.L.C.                          25,145      376,169             0.1%
    KLA-Tencor Corp.                                           37,991    2,549,956             0.3%
    Linear Technology Corp.                                    44,085    1,958,256             0.3%
*   Manhattan Associates, Inc.                                  9,240      673,134             0.1%
    MasterCard, Inc. Class A                                   92,172    9,124,106             1.2%
    MAXIMUS, Inc.                                               8,966      611,481             0.1%
*   Micron Technology, Inc.                                    28,697      475,222             0.1%
    Microsoft Corp.                                           547,319   28,810,872             3.9%
    Motorola Solutions, Inc.                                      233       16,303             0.0%
*   NCR Corp.                                                     336        8,938             0.0%
#   NetApp, Inc.                                               16,724      568,616             0.1%
#*  NeuStar, Inc. Class A                                       1,000       27,190             0.0%
    Oracle Corp.                                              154,189    5,988,701             0.8%
#   Paychex, Inc.                                              62,724    3,235,304             0.4%
*   Rackspace Hosting, Inc.                                    18,295      472,926             0.1%

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                               SHARES      VALUE+    OF NET ASSETS**
                                                              --------- ------------ ---------------
Information Technology -- (Continued)
    Sabre Corp.                                                  39,207 $  1,149,549             0.2%
#   Seagate Technology P.L.C.                                    99,716    3,795,191             0.5%
    Skyworks Solutions, Inc.                                     25,632    1,979,816             0.3%
*   Syntel, Inc.                                                  2,402      112,990             0.0%
#*  Teradata Corp.                                               11,680      328,325             0.0%
    Texas Instruments, Inc.                                      93,748    5,317,387             0.7%
    Total System Services, Inc.                                  24,532    1,286,703             0.2%
*   Vantiv, Inc. Class A                                         33,186    1,664,278             0.2%
#   Western Union Co. (The)                                     119,753    2,305,245             0.3%
                                                                        ------------           -----
Total Information Technology                                             153,693,686            20.8%
                                                                        ------------           -----
Materials -- (5.0%)
#   AptarGroup, Inc.                                              6,194      455,631             0.1%
    Avery Dennison Corp.                                         26,700    1,734,699             0.2%
    Ball Corp.                                                   25,173    1,724,350             0.2%
*   Berry Plastics Group, Inc.                                    6,374      213,529             0.0%
    Celanese Corp. Series A                                      12,290      873,204             0.1%
*   Crown Holdings, Inc.                                         16,348      867,098             0.1%
    Ecolab, Inc.                                                 17,963    2,161,847             0.3%
    EI du Pont de Nemours & Co.                                  67,271    4,264,981             0.6%
#   FMC Corp.                                                    10,025      408,118             0.1%
    Graphic Packaging Holding Co.                                60,342      854,443             0.1%
#   International Flavors & Fragrances, Inc.                      5,745      666,765             0.1%
    LyondellBasell Industries NV Class A                         60,249    5,597,734             0.8%
#   Monsanto Co.                                                 41,817    3,898,181             0.5%
#   NewMarket Corp.                                               2,713    1,068,217             0.2%
*   Owens-Illinois, Inc.                                          5,812      125,249             0.0%
    Packaging Corp. of America                                   22,408    1,533,828             0.2%
    PPG Industries, Inc.                                         19,510    2,034,112             0.3%
    Praxair, Inc.                                                35,188    3,909,035             0.5%
    RPM International, Inc.                                      18,500      845,635             0.1%
    Scotts Miracle-Gro Co. (The) Class A                          6,900      456,504             0.1%
    Sealed Air Corp.                                             30,375    1,492,020             0.2%
    Sherwin-Williams Co. (The)                                    7,437    1,984,415             0.3%
#   Southern Copper Corp.                                        14,194      394,025             0.1%
#   Valspar Corp. (The)                                          19,896    1,610,581             0.2%
*   WR Grace & Co.                                               17,773    1,782,632             0.2%
                                                                        ------------           -----
Total Materials                                                           40,956,833             5.6%
                                                                        ------------           -----
Telecommunication Services -- (3.0%)
    Verizon Communications, Inc.                                513,712   24,082,818             3.3%
                                                                        ------------           -----
TOTAL COMMON STOCKS                                                      733,991,609            99.6%
                                                                        ------------           -----
TOTAL INVESTMENT SECURITIES                                              733,991,609
                                                                        ------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
    State Street Institutional Liquid Reserves, 0.140%        2,896,337    2,896,337             0.4%
                                                                        ------------           -----
SECURITIES LENDING COLLATERAL -- (9.3%)
(S)@ DFA Short Term Investment Fund                           6,595,718   76,312,461            10.3%
                                                                        ------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $732,983,629)                       $813,200,407           110.3%
                                                                        ============           =====

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ------------------------------------------------
                                  LEVEL 1      LEVEL 2    LEVEL 3      TOTAL
                                ------------ ----------- ---------- ------------
Common Stocks
   Consumer Discretionary       $175,003,386          --         -- $175,003,386
   Consumer Staples              103,657,108          --         --  103,657,108
   Energy                          6,094,215          --         --    6,094,215
   Financials                     21,843,979          --         --   21,843,979
   Health Care                    93,431,921          --         --   93,431,921
   Industrials                   115,227,663          --         --  115,227,663
   Information Technology        153,693,686          --         --  153,693,686
   Materials                      40,956,833          --         --   40,956,833
   Telecommunication Services     24,082,818          --         --   24,082,818
Temporary Cash Investments         2,896,337          --         --    2,896,337
Securities Lending Collateral             -- $76,312,461         --   76,312,461
                                ------------ ----------- ---------- ------------
TOTAL                           $736,887,946 $76,312,461         -- $813,200,407
                                ============ =========== ========== ============

                        U.S. SMALL CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
COMMON STOCKS -- (77.9%)
Consumer Discretionary -- (18.4%)
*   1-800-Flowers.com, Inc. Class A                           12,196 $  121,106             0.1%
*   American Axle & Manufacturing Holdings, Inc.              30,616    678,451             0.3%
#   American Eagle Outfitters, Inc.                           33,534    512,400             0.2%
*   American Public Education, Inc.                            4,671    101,501             0.0%
#   Arctic Cat, Inc.                                           2,771     56,916             0.0%
*   Asbury Automotive Group, Inc.                             11,003    871,438             0.4%
*   Ascena Retail Group, Inc.                                  7,327     97,596             0.0%
#   Big Lots, Inc.                                            21,779  1,004,012             0.4%
*   BJ's Restaurants, Inc.                                    10,882    467,164             0.2%
    Bloomin' Brands, Inc.                                     44,602    756,896             0.3%
*   Blue Nile, Inc.                                            3,481    118,702             0.1%
    Bob Evans Farms, Inc.                                      8,489    367,319             0.2%
*   Bravo Brio Restaurant Group, Inc.                          6,912     81,147             0.0%
*   Bright Horizons Family Solutions, Inc.                    18,788  1,202,808             0.5%
#   Brinker International, Inc.                               13,008    591,994             0.2%
#   Buckle, Inc. (The)                                        12,177    431,553             0.2%
*   Buffalo Wild Wings, Inc.                                   4,348    670,766             0.3%
*   Build-A-Bear Workshop, Inc.                                6,200     96,472             0.0%
*   Cable One, Inc.                                            2,300    996,912             0.4%
#*  CalAtlantic Group, Inc.                                    6,425    244,728             0.1%
    Caleres, Inc.                                             17,106    522,759             0.2%
    Capella Education Co.                                      3,395    153,284             0.1%
*   Carmike Cinemas, Inc.                                      5,393    138,115             0.1%
#   Carriage Services, Inc.                                    3,860     83,029             0.0%
*   Carrols Restaurant Group, Inc.                             9,409    110,650             0.0%
    Cato Corp. (The) Class A                                   7,868    297,096             0.1%
*   Cavco Industries, Inc.                                       700     69,020             0.0%
#   Cheesecake Factory, Inc. (The)                            22,039  1,062,280             0.4%
#*  Chegg, Inc.                                                3,700     25,530             0.0%
*   Cherokee, Inc.                                             1,840     33,396             0.0%
#   Chico's FAS, Inc.                                         55,040    760,653             0.3%
    Children's Place, Inc. (The)                               1,840     98,753             0.0%
#*  Christopher & Banks Corp.                                  5,648      8,246             0.0%
    Churchill Downs, Inc.                                      2,054    301,589             0.1%
#*  Chuy's Holdings, Inc.                                      3,394     92,351             0.0%
    ClubCorp Holdings, Inc.                                   15,300    312,732             0.1%
#   Collectors Universe, Inc.                                  4,098     70,854             0.0%
#   Columbia Sportswear Co.                                    8,636    473,685             0.2%
#*  Conn's, Inc.                                                 778     14,759             0.0%
    Cooper Tire & Rubber Co.                                  15,761    658,652             0.3%
#   Core-Mark Holding Co., Inc.                                9,266    753,233             0.3%
#   Cracker Barrel Old Country Store, Inc.                     5,276    725,239             0.3%
#*  Crocs, Inc.                                               32,634    352,447             0.1%
*   Crown Media Holdings, Inc. Class A                         5,866     33,964             0.0%
    CST Brands, Inc.                                          22,749    817,372             0.3%
    Culp, Inc.                                                 2,228     66,862             0.0%
    Dana Holding Corp.                                        39,695    666,876             0.3%
#*  Deckers Outdoor Corp.                                     12,299    684,562             0.3%
*   Del Frisco's Restaurant Group, Inc.                        4,623     62,272             0.0%
*   Denny's Corp.                                             22,171    242,994             0.1%
*   Destination XL Group, Inc.                                19,000    110,960             0.0%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Consumer Discretionary -- (Continued)
#*  Diamond Resorts International, Inc.                       24,396 $  693,822             0.3%
#   DineEquity, Inc.                                           8,628    720,007             0.3%
*   Diversified Restaurant Holdings, Inc.                      2,334      6,979             0.0%
*   Dixie Group, Inc. (The)                                      700      4,599             0.0%
#*  Dorman Products, Inc.                                     11,095    517,915             0.2%
    Drew Industries, Inc.                                      7,888    471,939             0.2%
#   DSW, Inc. Class A                                         25,893    645,771             0.3%
    Entravision Communications Corp. Class A                   4,253     37,256             0.0%
    Ethan Allen Interiors, Inc.                                3,785    102,990             0.0%
#*  EVINE Live, Inc.                                           4,380     11,300             0.0%
    EW Scripps Co. (The) Class A                              24,668    544,176             0.2%
*   Express, Inc.                                             30,112    581,162             0.2%
#*  Famous Dave's Of America, Inc.                               600      6,906             0.0%
*   Fiesta Restaurant Group, Inc.                              9,056    320,220             0.1%
#   Finish Line, Inc. (The) Class A                           11,000    204,930             0.1%
#*  Five Below, Inc.                                          19,935    684,568             0.3%
*   Fox Factory Holding Corp.                                  3,196     56,729             0.0%
*   Francesca's Holdings Corp.                                 4,371     62,112             0.0%
#*  G-III Apparel Group, Ltd.                                 16,929    932,619             0.4%
*   Gentherm, Inc.                                            12,965    637,359             0.3%
#*  Global Eagle Entertainment, Inc.                           3,701     49,297             0.0%
#*  Grand Canyon Education, Inc.                              19,879    826,171             0.3%
*   Helen of Troy, Ltd.                                       10,012    993,290             0.4%
#*  Hibbett Sports, Inc.                                       7,800    266,448             0.1%
*   Horizon Global Corp.                                       3,716     32,664             0.0%
    HSN, Inc.                                                 12,556    776,589             0.3%
#*  Ignite Restaurant Group, Inc.                                294      1,164             0.0%
*   Installed Building Products, Inc.                          1,852     41,022             0.0%
#   Interval Leisure Group, Inc.                              19,405    342,498             0.1%
*   iRobot Corp.                                               7,459    223,845             0.1%
    Jack in the Box, Inc.                                     13,414    999,745             0.4%
#*  Jamba, Inc.                                                6,285     83,276             0.0%
    John Wiley & Sons, Inc. Class A                            7,469    390,853             0.2%
#   KB Home                                                   27,579    361,285             0.1%
    Kirkland's, Inc.                                           6,423    147,665             0.1%
*   Kona Grill, Inc.                                             700      9,625             0.0%
*   Krispy Kreme Doughnuts, Inc.                              17,292    236,727             0.1%
*   La Quinta Holdings, Inc.                                   6,398     96,930             0.0%
    La-Z-Boy, Inc.                                            19,709    562,692             0.2%
    Libbey, Inc.                                               9,883    332,464             0.1%
    Liberty Tax, Inc.                                            750     17,317             0.0%
#*  LifeLock, Inc.                                             7,279    101,979             0.0%
#   Lithia Motors, Inc. Class A                                8,627  1,012,724             0.4%
*   Malibu Boats, Inc. Class A                                 3,772     53,600             0.0%
    Marine Products Corp.                                      5,277     37,308             0.0%
*   MarineMax, Inc.                                            2,200     34,760             0.0%
    Marriott Vacations Worldwide Corp.                         5,313    342,157             0.1%
*   Mattress Firm Holding Corp.                                4,220    179,645             0.1%
    Men's Wearhouse, Inc. (The)                               15,682    626,966             0.3%
*   Modine Manufacturing Co.                                   4,014     33,597             0.0%
#   Monro Muffler Brake, Inc.                                 12,847    952,862             0.4%
*   Motorcar Parts of America, Inc.                            7,587    255,378             0.1%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Consumer Discretionary -- (Continued)
    Movado Group, Inc.                                         3,850 $   99,099             0.0%
*   Murphy USA, Inc.                                          13,702    840,892             0.3%
    Nathan's Famous, Inc.                                      1,228     48,924             0.0%
*   Nautilus, Inc.                                            14,238    242,616             0.1%
*   New York & Co., Inc.                                       2,603      6,820             0.0%
#   New York Times Co. (The) Class A                          66,704    885,829             0.4%
    Nexstar Broadcasting Group, Inc. Class A                  10,961    583,454             0.2%
#   Nutrisystem, Inc.                                          6,624    153,213             0.1%
#   Outerwall, Inc.                                            4,206    252,360             0.1%
#*  Overstock.com, Inc.                                        5,980     93,647             0.0%
    Oxford Industries, Inc.                                    4,764    346,914             0.1%
#   Papa John's International, Inc.                           15,657  1,098,652             0.4%
#   PetMed Express, Inc.                                       1,588     26,710             0.0%
    Pool Corp.                                                14,387  1,173,116             0.5%
*   Popeyes Louisiana Kitchen, Inc.                            9,349    527,658             0.2%
#*  Potbelly Corp.                                               750      8,400             0.0%
#*  Reading International, Inc. Class A                        9,631    149,280             0.1%
#*  Red Robin Gourmet Burgers, Inc.                            5,614    420,432             0.2%
    Ruth's Hospitality Group, Inc.                            11,454    177,652             0.1%
#   SeaWorld Entertainment, Inc.                              40,932    815,775             0.3%
*   Select Comfort Corp.                                      20,820    441,384             0.2%
#*  Shutterfly, Inc.                                          11,836    493,680             0.2%
#   Sinclair Broadcast Group, Inc. Class A                    18,124    543,901             0.2%
*   Skechers U.S.A., Inc. Class A                             38,415  1,198,548             0.5%
*   Smith & Wesson Holding Corp.                              16,238    290,011             0.1%
    Sonic Corp.                                               16,741    477,788             0.2%
#   Sotheby's                                                 22,314    773,180             0.3%
    Standard Motor Products, Inc.                              5,262    232,843             0.1%
*   Starz Class A                                             20,006    670,401             0.3%
    Stein Mart, Inc.                                          21,078    186,751             0.1%
*   Steven Madden, Ltd.                                       26,334    917,740             0.4%
*   Stoneridge, Inc.                                          10,000    126,900             0.1%
#   Strattec Security Corp.                                      107      6,401             0.0%
#*  Strayer Education, Inc.                                    3,087    163,364             0.1%
    Sturm Ruger & Co., Inc.                                    1,530     87,118             0.0%
    Superior Uniform Group, Inc.                               5,700     97,128             0.0%
#*  Taylor Morrison Home Corp. Class A                        14,905    274,699             0.1%
*   Tenneco, Inc.                                             19,813  1,121,218             0.5%
#   Texas Roadhouse, Inc.                                     27,488    944,213             0.4%
    Thor Industries, Inc.                                     18,109    979,335             0.4%
*   Tile Shop Holdings, Inc.                                  13,943    202,313             0.1%
*   Tower International, Inc.                                  7,767    213,359             0.1%
#*  Tumi Holdings, Inc.                                       22,629    362,743             0.1%
#   Tupperware Brands Corp.                                   14,836    873,395             0.4%
*   Universal Electronics, Inc.                                5,726    272,386             0.1%
*   US Auto Parts Network, Inc.                                4,700      9,635             0.0%
    Vail Resorts, Inc.                                         7,925    904,797             0.4%
#*  Vera Bradley, Inc.                                         2,379     29,761             0.0%
*   Vista Outdoor, Inc.                                        5,349    239,207             0.1%
*   Vitamin Shoppe, Inc.                                       8,397    240,910             0.1%
#   Winmark Corp.                                              1,277    128,658             0.1%
#   Winnebago Industries, Inc.                                 7,864    165,065             0.1%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE+    OF NET ASSETS**
                                                              ------ ----------- ---------------
Consumer Discretionary -- (Continued)
    Wolverine World Wide, Inc.                                37,825 $   702,410             0.3%
#   World Wrestling Entertainment, Inc. Class A                1,300      23,179             0.0%
#*  Zumiez, Inc.                                               9,010     157,495             0.1%
                                                                     -----------            ----
Total Consumer Discretionary                                          59,443,356            23.6%
                                                                     -----------            ----
Consumer Staples -- (3.7%)
#   Alico, Inc.                                                2,096      89,478             0.0%
#   B&G Foods, Inc.                                           27,084     982,878             0.4%
#*  Boston Beer Co., Inc. (The) Class A                        3,370     740,018             0.3%
#*  Boulder Brands, Inc.                                       4,100      36,326             0.0%
#   Cal-Maine Foods, Inc.                                     14,820     792,277             0.3%
    Calavo Growers, Inc.                                       2,769     142,354             0.1%
#   Casey's General Stores, Inc.                               8,630     916,679             0.4%
#*  Chefs' Warehouse, Inc. (The)                               8,208     124,351             0.0%
#   Coca-Cola Bottling Co. Consolidated                          648     136,864             0.1%
    Dean Foods Co.                                            43,567     788,998             0.3%
*   Diamond Foods, Inc.                                        1,037      41,086             0.0%
*   Farmer Bros Co.                                            4,811     136,536             0.1%
#*  Fresh Market, Inc. (The)                                  15,766     392,889             0.2%
    Inter Parfums, Inc.                                        9,553     263,854             0.1%
#*  Inventure Foods, Inc.                                      4,216      36,511             0.0%
    J&J Snack Foods Corp.                                      8,567   1,051,942             0.4%
    Lancaster Colony Corp.                                    10,237   1,164,152             0.5%
#   Limoneira Co.                                              1,400      22,204             0.0%
#*  Medifast, Inc.                                             5,600     156,632             0.1%
    MGP Ingredients, Inc.                                      3,308      57,328             0.0%
*   National Beverage Corp.                                    5,220     196,481             0.1%
#*  Natural Grocers by Vitamin Cottage, Inc.                   4,512     108,062             0.0%
#   Nu Skin Enterprises, Inc. Class A                         11,457     437,772             0.2%
    Oil-Dri Corp. of America                                   1,477      46,348             0.0%
#   Orchids Paper Products Co.                                 1,600      46,896             0.0%
#   Pricesmart, Inc.                                          12,678   1,090,054             0.4%
    Rocky Mountain Chocolate Factory, Inc.                     2,500      27,650             0.0%
#   Sanderson Farms, Inc.                                      7,303     507,632             0.2%
#*  United Natural Foods, Inc.                                   224      11,301             0.0%
#   Vector Group, Ltd.                                        35,800     868,150             0.3%
    WD-40 Co.                                                  4,657     445,116             0.2%
                                                                     -----------            ----
Total Consumer Staples                                                11,858,819             4.7%
                                                                     -----------            ----
Energy -- (1.1%)
*   Carrizo Oil & Gas, Inc.                                    7,951     299,196             0.1%
    EnLink Midstream LLC                                       3,600      70,920             0.0%
#*  Gastar Exploration, Inc.                                  13,440      21,101             0.0%
#*  Isramco, Inc.                                                192      18,240             0.0%
#*  Matador Resources Co.                                     24,061     618,608             0.3%
#   Panhandle Oil and Gas, Inc. Class A                        1,398      25,695             0.0%
#*  Parsley Energy, Inc. Class A                              39,263     696,133             0.3%
#*  PDC Energy, Inc.                                           5,516     332,836             0.1%
*   PetroQuest Energy, Inc.                                   12,675      14,196             0.0%
#*  RigNet, Inc.                                               4,073     122,190             0.1%
#   RPC, Inc.                                                  6,944      76,592             0.0%
    SemGroup Corp. Class A                                     8,043     366,359             0.2%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Energy -- (Continued)
#*  Synergy Resources Corp.                                   27,954 $  312,805             0.1%
#   Teekay Corp.                                               6,857    220,316             0.1%
#   US Silica Holdings, Inc.                                  16,970    306,478             0.1%
                                                                     ----------             ---
Total Energy                                                          3,501,665             1.4%
                                                                     ----------             ---
Financials -- (6.2%)
*   Altisource Portfolio Solutions SA                          6,549    175,579             0.1%
    Ameris Bancorp                                             5,050    159,075             0.1%
#   Artisan Partners Asset Management, Inc. Class A           13,912    532,134             0.2%
#   Bank of Hawaii Corp.                                      18,251  1,195,075             0.5%
#   Bank of the Ozarks, Inc.                                  24,488  1,224,890             0.5%
    BGC Partners, Inc. Class A                                53,937    466,555             0.2%
    BNC Bancorp                                                1,099     24,673             0.0%
#*  BofI Holding, Inc.                                         4,923    393,889             0.1%
    Bridge Bancorp, Inc.                                         412     11,829             0.0%
    CKX Lands, Inc.                                              892     10,410             0.0%
    Cohen & Steers, Inc.                                       6,685    204,494             0.1%
*   Consumer Portfolio Services, Inc.                            925      5,013             0.0%
#   Crawford & Co. Class B                                     1,463      8,778             0.0%
#*  Credit Acceptance Corp.                                    5,801  1,096,911             0.4%
#   Diamond Hill Investment Group, Inc.                        1,241    248,262             0.1%
*   Eagle Bancorp, Inc.                                        6,618    315,017             0.1%
#*  eHealth, Inc.                                              1,006     12,022             0.0%
#*  Enova International, Inc.                                 15,200    197,600             0.1%
    Evercore Partners, Inc. Class A                           13,915    751,410             0.3%
#   Federated Investors, Inc. Class B                          4,329    133,030             0.1%
    Federated National Holding Co.                               841     25,890             0.0%
*   First Cash Financial Services, Inc.                        8,944    341,214             0.1%
    GAMCO Investors, Inc. Class A                              1,484     85,597             0.0%
#*  Green Dot Corp. Class A                                    1,019     18,892             0.0%
#   Greenhill & Co., Inc.                                      7,364    190,138             0.1%
#   HCI Group, Inc.                                            3,331    145,265             0.1%
    Hennessy Advisors, Inc.                                      548     15,289             0.0%
    HFF, Inc. Class A                                         12,667    437,265             0.2%
#   Home BancShares, Inc.                                     20,085    862,048             0.3%
    Interactive Brokers Group, Inc. Class A                   28,250  1,162,205             0.5%
    Kennedy-Wilson Holdings, Inc.                             31,524    772,968             0.3%
#*  Ladenburg Thalmann Financial Services, Inc.               27,229     69,162             0.0%
    Manning & Napier, Inc.                                     2,585     19,387             0.0%
*   Marcus & Millichap, Inc.                                   8,752    381,325             0.1%
    MarketAxess Holdings, Inc.                                12,086  1,224,433             0.5%
#   Moelis & Co. Class A                                       4,289    126,440             0.1%
    Morningstar, Inc.                                          2,416    198,378             0.1%
*   PennyMac Financial Services, Inc. Class A                    542      8,965             0.0%
#*  PRA Group, Inc.                                           23,710  1,299,308             0.5%
    Pzena Investment Management, Inc. Class A                  2,300     21,919             0.0%
#   RLI Corp.                                                 16,675  1,014,674             0.4%
    Silvercrest Asset Management Group, Inc. Class A           2,200     24,420             0.0%
#   Simmons First National Corp. Class A                       8,618    444,172             0.2%
*   Texas Capital Bancshares, Inc.                             9,012    497,462             0.2%
#   Universal Insurance Holdings, Inc.                        16,590    523,414             0.2%
    Value Line, Inc.                                             238      3,829             0.0%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE+    OF NET ASSETS**
                                                              ------ ----------- ---------------
Financials -- (Continued)
#   Virtus Investment Partners, Inc.                           1,535 $   179,656             0.1%
    West BanCorp., Inc.                                        7,900     156,104             0.1%
#   Westamerica Bancorporation                                 7,779     343,910             0.1%
*   Western Alliance Bancorp                                  30,452   1,088,659             0.4%
    Westwood Holdings Group, Inc.                              2,294     133,281             0.1%
#   WisdomTree Investments, Inc.                              53,961   1,037,670             0.4%
                                                                     -----------             ---
Total Financials                                                      20,019,985             8.0%
                                                                     -----------             ---
Health Care -- (10.2%)
#*  Acadia Healthcare Co., Inc.                                2,791     171,395             0.1%
    Aceto Corp.                                               13,859     417,987             0.2%
*   Acorda Therapeutics, Inc.                                 10,208     367,896             0.1%
#*  Adamas Pharmaceuticals, Inc.                               1,574      23,232             0.0%
#*  Addus HomeCare Corp.                                         544      13,589             0.0%
#*  Adeptus Health, Inc. Class A                               1,747     113,363             0.0%
#*  Affymetrix, Inc.                                          37,156     341,835             0.1%
#*  Air Methods Corp.                                         16,585     678,824             0.3%
#*  Akorn, Inc.                                               23,623     631,679             0.2%
#*  Albany Molecular Research, Inc.                           12,976     234,087             0.1%
#*  Amedisys, Inc.                                             4,046     160,141             0.1%
*   AMN Healthcare Services, Inc.                             15,382     436,387             0.2%
*   Amsurg Corp.                                              13,200     925,188             0.4%
*   Anika Therapeutics, Inc.                                   7,067     272,221             0.1%
#   Atrion Corp.                                                 547     201,843             0.1%
*   Biospecifics Technologies Corp.                            1,494      87,265             0.0%
*   BioTelemetry, Inc.                                        12,499     162,737             0.1%
*   Bruker Corp.                                              20,066     368,612             0.1%
*   Cambrex Corp.                                             15,503     712,673             0.3%
    Cantel Medical Corp.                                      18,361   1,088,440             0.4%
#*  Capital Senior Living Corp.                               14,745     333,532             0.1%
*   Charles River Laboratories International, Inc.            11,133     726,317             0.3%
#   Chemed Corp.                                               5,889     926,281             0.4%
#   Computer Programs & Systems, Inc.                          3,368     128,018             0.1%
*   Corvel Corp.                                               5,818     193,158             0.1%
    CryoLife, Inc.                                             1,000      10,540             0.0%
#*  Depomed, Inc.                                             21,140     369,950             0.1%
*   Emergent Biosolutions, Inc.                               10,589     340,436             0.1%
*   Endo International P.L.C.                                  1,094      65,629             0.0%
    Ensign Group, Inc. (The)                                  10,268     432,899             0.2%
#*  ExamWorks Group, Inc.                                     13,854     391,237             0.2%
#*  Globus Medical, Inc. Class A                              28,002     625,845             0.2%
*   Haemonetics Corp.                                         14,319     483,696             0.2%
    HealthSouth Corp.                                         16,057     559,265             0.2%
*   HealthStream, Inc.                                        14,618     348,055             0.1%
*   Healthways, Inc.                                           2,599      30,590             0.0%
    Hill-Rom Holdings, Inc.                                   23,531   1,239,848             0.5%
*   HMS Holdings Corp.                                         1,312      13,815             0.0%
*   ICU Medical, Inc.                                          6,964     765,831             0.3%
#*  Impax Laboratories, Inc.                                  20,143     697,552             0.3%
*   Integra LifeSciences Holdings Corp.                       13,139     782,690             0.3%
*   IPC Healthcare, Inc.                                       3,041     238,719             0.1%
*   IRIDEX Corp.                                               3,943      31,623             0.0%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE+    OF NET ASSETS**
                                                              ------ ----------- ---------------
Health Care -- (Continued)
    Kindred Healthcare, Inc.                                   1,599 $    21,427             0.0%
#   Landauer, Inc.                                               390      15,401             0.0%
#*  Lannett Co., Inc.                                         12,777     572,026             0.2%
    LeMaitre Vascular, Inc.                                      206       2,744             0.0%
*   LHC Group, Inc.                                            3,666     165,208             0.1%
#*  Ligand Pharmaceuticals, Inc.                               6,474     584,926             0.2%
    LivaNova P.L.C.                                           10,473     694,150             0.3%
#*  Luminex Corp.                                              8,955     162,981             0.1%
*   Masimo Corp.                                              20,324     806,456             0.3%
*   MedAssets, Inc.                                           12,050     285,344             0.1%
*   Medidata Solutions, Inc.                                   1,059      45,537             0.0%
#   Meridian Bioscience, Inc.                                 14,470     275,075             0.1%
*   Merit Medical Systems, Inc.                                2,881      53,414             0.0%
#*  Molina Healthcare, Inc.                                   15,197     942,214             0.4%
#*  Myriad Genetics, Inc.                                     21,034     849,143             0.3%
    National Research Corp. Class A                            4,028      61,749             0.0%
#   National Research Corp. Class B                              150       4,835             0.0%
*   Natus Medical, Inc.                                       15,640     712,089             0.3%
#*  Nektar Therapeutics                                       15,067     178,845             0.1%
*   NuVasive, Inc.                                            19,712     929,618             0.4%
*   Omnicell, Inc.                                            16,011     435,499             0.2%
#   Owens & Minor, Inc.                                       13,580     486,843             0.2%
#*  PAREXEL International Corp.                               11,199     706,881             0.3%
#   Phibro Animal Health Corp. Class A                         2,772      92,474             0.0%
*   Prestige Brands Holdings, Inc.                            23,706   1,161,831             0.5%
*   Providence Service Corp. (The)                             4,698     242,652             0.1%
    Psychemedics Corp.                                           800       8,328             0.0%
#   Quality Systems, Inc.                                     19,790     278,050             0.1%
#*  Quidel Corp.                                               9,787     188,106             0.1%
*   Repligen Corp.                                            11,086     368,499             0.1%
*   Sagent Pharmaceuticals, Inc.                              11,048     185,717             0.1%
*   SciClone Pharmaceuticals, Inc.                            22,941     174,810             0.1%
#*  SeaSpine Holdings Corp.                                    4,379      66,035             0.0%
#   Select Medical Holdings Corp.                             40,166     453,876             0.2%
*   Sharps Compliance Corp.                                    2,000      15,140             0.0%
    Simulations Plus, Inc.                                     3,317      27,166             0.0%
#   STERIS Corp.                                              10,583     793,196             0.3%
#*  Sucampo Pharmaceuticals, Inc. Class A                     18,800     363,968             0.1%
#*  Supernus Pharmaceuticals, Inc.                            12,730     210,045             0.1%
*   Surgical Care Affiliates, Inc.                            13,275     393,073             0.2%
*   SurModics, Inc.                                            5,984     127,639             0.1%
*   Team Health Holdings, Inc.                                 1,320      78,764             0.0%
#   US Physical Therapy, Inc.                                  4,031     197,761             0.1%
    Utah Medical Products, Inc.                                  899      53,014             0.0%
*   Vascular Solutions, Inc.                                   2,818      90,514             0.0%
    West Pharmaceutical Services, Inc.                        11,662     699,837             0.3%
*   Wright Medical Group NV                                   22,658     437,979             0.2%
                                                                     -----------            ----
Total Health Care                                                     32,845,799            13.0%
                                                                     -----------            ----
Industrials -- (14.3%)
#   AAON, Inc.                                                19,248     394,007             0.2%
*   Accuride Corp.                                            15,642      44,110             0.0%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                       SHARES   VALUE+   OF NET ASSETS**
                                                                       ------ ---------- ---------------
Industrials -- (Continued)
#*           Advisory Board Co. (The)                                  17,043 $  746,995             0.3%
             Albany International Corp. Class A                         5,489    206,222             0.1%
             Allegiant Travel Co.                                       5,404  1,067,020             0.4%
             Allied Motion Technologies, Inc.                           4,293     82,812             0.0%
             Altra Industrial Motion Corp.                              7,543    199,588             0.1%
#            American Science & Engineering, Inc.                       1,649     61,805             0.0%
*            American Woodmark Corp.                                    5,730    416,571             0.2%
             Apogee Enterprises, Inc.                                  14,462    716,303             0.3%
             Applied Industrial Technologies, Inc.                     10,456    431,937             0.2%
*            ARC Document Solutions, Inc.                              10,084     62,722             0.0%
             Argan, Inc.                                                4,990    184,381             0.1%
#*           Armstrong World Industries, Inc.                          21,856  1,084,495             0.4%
*            Astronics Corp.                                            4,872    184,210             0.1%
#*           Astronics Corp. Class B                                    1,416     52,753             0.0%
             AZZ, Inc.                                                  9,197    508,870             0.2%
*            Babcock & Wilcox Enterprises, Inc.                         1,213     20,597             0.0%
             Barrett Business Services, Inc.                            1,414     69,258             0.0%
*            Blount International, Inc.                                15,808     95,955             0.0%
             Brink's Co. (The)                                         24,014    743,954             0.3%
*            Builders FirstSource, Inc.                                34,153    403,688             0.2%
             BWX Technologies, Inc.                                     2,426     68,656             0.0%
*            Casella Waste Systems, Inc. Class A                        6,920     42,004             0.0%
             CEB, Inc.                                                 13,800  1,031,688             0.4%
#            Ceco Environmental Corp.                                   4,293     38,294             0.0%
#            CLARCOR, Inc.                                             14,690    732,443             0.3%
#*           Clean Harbors, Inc.                                       20,248    941,330             0.4%
             Columbus McKinnon Corp.                                      958     17,905             0.0%
             Comfort Systems USA, Inc.                                 11,973    382,298             0.2%
*            Commercial Vehicle Group, Inc.                             3,500     14,560             0.0%
*            Continental Building Products, Inc.                        9,881    173,609             0.1%
*            Covenant Transportation Group, Inc. Class A                  670     12,931             0.0%
             Crane Co.                                                 15,948    839,503             0.3%
(degrees)#*  CTPartners Executive Search, Inc.                            235         39             0.0%
#            Deluxe Corp.                                              20,645  1,229,410             0.5%
             Douglas Dynamics, Inc.                                       890     19,527             0.0%
#*           Dycom Industries, Inc.                                    14,091  1,072,184             0.4%
*            Echo Global Logistics, Inc.                                8,429    200,526             0.1%
             EnerSys                                                   13,641    831,965             0.3%
             EnPro Industries, Inc.                                     7,553    370,928             0.2%
             Exponent, Inc.                                             8,284    425,880             0.2%
             Federal Signal Corp.                                      29,551    445,038             0.2%
             Forward Air Corp.                                         14,461    655,951             0.3%
*            Franklin Covey Co.                                         3,547     60,760             0.0%
#            Franklin Electric Co., Inc.                               15,069    496,674             0.2%
*            Furmanite Corp.                                            4,334     30,121             0.0%
             G&K Services, Inc. Class A                                 9,752    641,877             0.3%
#*           Generac Holdings, Inc.                                    19,506    615,609             0.3%
             Global Brass & Copper Holdings, Inc.                       2,736     61,533             0.0%
#*           Goldfield Corp. (The)                                      4,847      8,385             0.0%
#            Gorman-Rupp Co. (The)                                      6,177    176,600             0.1%
*            GP Strategies Corp.                                        7,857    197,132             0.1%
             Graham Corp.                                               2,315     39,286             0.0%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Industrials -- (Continued)
#   Greenbrier Cos., Inc. (The)                                  365 $   13,885             0.0%
    H&E Equipment Services, Inc.                              11,322    218,628             0.1%
    Harsco Corp.                                              31,390    336,815             0.1%
*   Hawaiian Holdings, Inc.                                    1,520     52,744             0.0%
#   Healthcare Services Group, Inc.                           20,543    765,432             0.3%
#   Heartland Express, Inc.                                   29,914    563,281             0.2%
#   HEICO Corp.                                                5,207    262,641             0.1%
    HEICO Corp. Class A                                        3,075    134,316             0.1%
    Herman Miller, Inc.                                       19,657    623,717             0.3%
    Hillenbrand, Inc.                                         20,485    607,790             0.2%
    HNI Corp.                                                 19,984    858,113             0.3%
*   Hub Group, Inc. Class A                                    9,012    360,300             0.1%
*   Huron Consulting Group, Inc.                               7,477    361,139             0.2%
    Hyster-Yale Materials Handling, Inc.                       3,811    223,020             0.1%
    Insperity, Inc.                                           12,267    569,925             0.2%
    Insteel Industries, Inc.                                   1,500     32,085             0.0%
    Interface, Inc.                                           24,305    475,163             0.2%
    ITT Corp.                                                  8,246    326,377             0.1%
    John Bean Technologies Corp.                              10,147    455,194             0.2%
#   Kaman Corp.                                                5,738    223,151             0.1%
    Kforce, Inc.                                               9,472    266,258             0.1%
    Kimball International, Inc. Class B                       18,922    206,628             0.1%
    Knight Transportation, Inc.                               32,954    837,691             0.3%
    Knoll, Inc.                                               15,668    364,124             0.2%
    Korn/Ferry International                                  15,444    561,698             0.2%
#   Landstar System, Inc.                                     18,667  1,176,768             0.5%
#   Lindsay Corp.                                              3,120    211,474             0.1%
    Manitowoc Co., Inc. (The)                                 40,841    624,867             0.3%
*   MasTec, Inc.                                               2,052     34,412             0.0%
    Matson, Inc.                                               9,541    437,264             0.2%
    Matthews International Corp. Class A                       8,587    495,728             0.2%
*   Mistras Group, Inc.                                        1,990     37,651             0.0%
*   Moog, Inc. Class A                                         1,481     91,467             0.0%
    MSA Safety, Inc.                                          13,844    601,937             0.2%
    Mueller Industries, Inc.                                  20,646    650,762             0.3%
    Mueller Water Products, Inc. Class A                      80,199    705,751             0.3%
#   Multi-Color Corp.                                          8,137    633,384             0.3%
#   NN, Inc.                                                   4,779     65,950             0.0%
#*  Nortek, Inc.                                               5,246    321,842             0.1%
*   NV5 Holdings, Inc.                                           872     20,300             0.0%
#   Omega Flex, Inc.                                           1,300     53,742             0.0%
*   On Assignment, Inc.                                       17,265    778,824             0.3%
    Park-Ohio Holdings Corp.                                   2,936    101,292             0.0%
*   Patrick Industries, Inc.                                   6,225    252,610             0.1%
#*  PGT, Inc.                                                 15,155    182,769             0.1%
#*  Power Solutions International, Inc.                          441      7,956             0.0%
#   Primoris Services Corp.                                   14,383    286,509             0.1%
#*  Proto Labs, Inc.                                           8,519    552,372             0.2%
*   Radiant Logistics, Inc.                                    7,232     28,711             0.0%
#   Raven Industries, Inc.                                     8,811    160,448             0.1%
*   RBC Bearings, Inc.                                         7,637    522,294             0.2%
*   Rexnord Corp.                                             39,949    738,258             0.3%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE+    OF NET ASSETS**
                                                              ------ ----------- ---------------
Industrials -- (Continued)
#   RR Donnelley & Sons Co.                                   20,277 $   342,073             0.1%
*   Saia, Inc.                                                 6,596     155,732             0.1%
*   SL Industries, Inc.                                          338      11,323             0.0%
*   SP Plus Corp.                                              1,472      37,536             0.0%
*   Sparton Corp.                                                800      18,824             0.0%
*   Spirit Airlines, Inc.                                     11,229     416,820             0.2%
    Standex International Corp.                                6,275     562,993             0.2%
    Steelcase, Inc. Class A                                   35,006     679,466             0.3%
#*  Stock Building Supply Holdings, Inc.                       4,944      85,432             0.0%
    Sun Hydraulics Corp.                                       8,383     245,538             0.1%
#*  Swift Transportation Co.                                  24,389     381,200             0.2%
#*  Taser International, Inc.                                 15,345     359,226             0.1%
*   Team, Inc.                                                 6,068     212,380             0.1%
    Tennant Co.                                                6,001     347,578             0.1%
*   Thermon Group Holdings, Inc.                               6,882     138,397             0.1%
*   Trex Co., Inc.                                            12,735     497,556             0.2%
*   Trimas Corp.                                               1,090      21,811             0.0%
*   TrueBlue, Inc.                                            12,108     350,769             0.1%
    Universal Truckload Services, Inc.                         6,740     107,705             0.0%
    US Ecology, Inc.                                           8,051     315,680             0.1%
*   USA Truck, Inc.                                              351       6,381             0.0%
*   Vicor Corp.                                                7,981      77,096             0.0%
#*  Wabash National Corp.                                     26,093     312,333             0.1%
    Watts Water Technologies, Inc. Class A                     1,800      97,992             0.0%
    Werner Enterprises, Inc.                                  11,066     292,806             0.1%
*   Willdan Group, Inc.                                        3,212      35,685             0.0%
    Woodward, Inc.                                            24,905   1,133,177             0.5%
                                                                     -----------            ----
Total Industrials                                                     46,371,865            18.4%
                                                                     -----------            ----
Information Technology -- (18.9%)
*   ACI Worldwide, Inc.                                       45,224   1,083,115             0.4%
*   Acxiom Corp.                                              14,973     331,203             0.1%
    ADTRAN, Inc.                                               2,463      38,250             0.0%
*   Advanced Energy Industries, Inc.                           1,893      53,534             0.0%
    Alliance Fiber Optic Products, Inc.                        4,769      64,906             0.0%
    American Software, Inc. Class A                            8,189      83,773             0.0%
*   Amkor Technology, Inc.                                    12,754      79,330             0.0%
*   Anixter International, Inc.                                6,258     429,174             0.2%
    Atmel Corp.                                               38,941     295,952             0.1%
*   AVG Technologies NV                                       21,795     516,541             0.2%
#   Badger Meter, Inc.                                         4,017     243,350             0.1%
    Belden, Inc.                                               8,453     541,246             0.2%
    Blackbaud, Inc.                                           16,430   1,029,997             0.4%
*   Blackhawk Network Holdings, Inc.                          22,734     968,014             0.4%
    Booz Allen Hamilton Holding Corp.                         22,233     654,984             0.3%
#*  Bottomline Technologies de, Inc.                          16,058     444,485             0.2%
#*  BroadSoft, Inc.                                            7,811     249,718             0.1%
*   BSQUARE Corp.                                              1,459      15,874             0.0%
*   Cabot Microelectronics Corp.                               8,402     354,312             0.1%
*   CalAmp Corp.                                              16,774     318,035             0.1%
*   Carbonite, Inc.                                              288       2,915             0.0%
#*  Cardtronics, Inc.                                         17,131     591,019             0.2%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Information Technology -- (Continued)
*   Cascade Microtech, Inc.                                    1,200 $   18,384             0.0%
#   Cass Information Systems, Inc.                             3,716    193,827             0.1%
#*  Ciena Corp.                                               37,161    897,067             0.4%
#*  Cimpress NV                                                6,344    500,542             0.2%
#*  Cirrus Logic, Inc.                                        31,547    972,594             0.4%
#*  Clearfield, Inc.                                           1,000     14,030             0.0%
    Cognex Corp.                                              21,285    800,316             0.3%
*   Coherent, Inc.                                               367     19,891             0.0%
*   CommVault Systems, Inc.                                    3,978    161,189             0.1%
    Concurrent Computer Corp.                                    857      4,259             0.0%
*   Constant Contact, Inc.                                     3,517     91,794             0.0%
*   CoreLogic, Inc.                                           26,741  1,042,364             0.4%
#*  Cray, Inc.                                                14,824    439,235             0.2%
    CSG Systems International, Inc.                           16,063    538,432             0.2%
#   Cypress Semiconductor Corp.                                3,334     35,140             0.0%
    Daktronics, Inc.                                           7,802     75,679             0.0%
*   Datalink Corp.                                             3,565     26,024             0.0%
*   DHI Group, Inc.                                           25,287    228,847             0.1%
#   Diebold, Inc.                                             21,794    803,545             0.3%
#*  Digimarc Corp.                                               497     11,163             0.0%
*   DTS, Inc.                                                  2,667     79,370             0.0%
    EarthLink Holdings Corp.                                  30,056    256,979             0.1%
*   Electronics for Imaging, Inc.                             22,584  1,048,801             0.4%
#*  Ellie Mae, Inc.                                            3,425    249,956             0.1%
*   Entegris, Inc.                                            66,443    852,464             0.3%
*   EPAM Systems, Inc.                                        16,356  1,265,137             0.5%
*   Euronet Worldwide, Inc.                                   21,657  1,737,758             0.7%
*   Everi Holdings, Inc.                                       7,141     33,420             0.0%
    Evolving Systems, Inc.                                     2,526     14,474             0.0%
*   ExlService Holdings, Inc.                                  9,671    428,038             0.2%
    Fair Isaac Corp.                                          14,270  1,318,120             0.5%
#*  FARO Technologies, Inc.                                    5,138    173,613             0.1%
    FEI Co.                                                    8,624    622,567             0.3%
    Forrester Research, Inc.                                   1,015     32,754             0.0%
    Globalscape, Inc.                                         11,631     43,965             0.0%
#*  Glu Mobile, Inc.                                           8,188     33,735             0.0%
#*  GrubHub, Inc.                                             15,746    377,589             0.2%
*   GTT Communications, Inc.                                   6,092    114,042             0.1%
    Hackett Group, Inc. (The)                                  2,785     41,441             0.0%
    Heartland Payment Systems, Inc.                           16,919  1,252,006             0.5%
*   HomeAway, Inc.                                            27,711    874,559             0.4%
*   Immersion Corp.                                            8,442    109,577             0.0%
*   Integrated Device Technology, Inc.                        70,135  1,788,442             0.7%
#   InterDigital, Inc.                                        14,574    739,485             0.3%
*   Internap Corp.                                            27,281    184,420             0.1%
*   IntriCon Corp.                                               700      5,726             0.0%
*   Inuvo, Inc.                                                6,300     18,081             0.0%
#*  InvenSense, Inc.                                          11,200    133,504             0.1%
*   Ixia                                                      16,651    239,941             0.1%
    j2 Global, Inc.                                           10,591    821,332             0.3%
    Leidos Holdings, Inc.                                     16,878    887,276             0.4%
*   Lionbridge Technologies, Inc.                             28,357    152,844             0.1%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES   VALUE+   OF NET ASSETS**
                                                              ------ ---------- ---------------
Information Technology -- (Continued)
    Littelfuse, Inc.                                           8,968 $  896,172             0.4%
#*  LoJack Corp.                                               4,300     12,728             0.0%
*   LRAD Corp.                                                 4,431      7,090             0.0%
#*  Lumentum Holdings, Inc.                                   17,281    247,810             0.1%
#*  M/A-COM Technology Solutions Holdings, Inc.               13,317    449,316             0.2%
*   Manhattan Associates, Inc.                                23,897  1,740,896             0.7%
*   Mattson Technology, Inc.                                   9,559     22,368             0.0%
    MAXIMUS, Inc.                                             15,975  1,089,495             0.4%
    Mentor Graphics Corp.                                     42,576  1,158,067             0.5%
#   Mesa Laboratories, Inc.                                    1,112    124,377             0.1%
    Methode Electronics, Inc.                                 16,197    539,846             0.2%
*   Microsemi Corp.                                           21,319    767,697             0.3%
*   MicroStrategy, Inc. Class A                                2,462    423,636             0.2%
    Monotype Imaging Holdings, Inc.                           12,299    336,255             0.1%
    MTS Systems Corp.                                          4,753    313,841             0.1%
*   NAPCO Security Technologies, Inc.                          3,838     25,868             0.0%
*   Netscout Systems, Inc.                                    13,398    480,586             0.2%
*   Newport Corp.                                              7,456    112,660             0.1%
    NIC, Inc.                                                 22,239    421,874             0.2%
#*  Numerex Corp. Class A                                      1,101      8,874             0.0%
    NVE Corp.                                                    616     36,523             0.0%
*   OSI Systems, Inc.                                          5,062    436,243             0.2%
#*  Paycom Software, Inc.                                      6,735    255,997             0.1%
*   PDF Solutions, Inc.                                        4,325     45,672             0.0%
    Pegasystems, Inc.                                         24,476    682,636             0.3%
*   Perficient, Inc.                                           3,979     66,529             0.0%
*   Planar Systems, Inc.                                       5,115     31,866             0.0%
*   Planet Payment, Inc.                                       1,874      5,622             0.0%
    Plantronics, Inc.                                         17,442    935,240             0.4%
*   PMC-Sierra, Inc.                                          57,158    681,323             0.3%
    Power Integrations, Inc.                                  12,430    629,082             0.3%
*   Progress Software Corp.                                   17,932    435,389             0.2%
    QAD, Inc. Class A                                          3,079     78,638             0.0%
*   Qorvo, Inc.                                                9,788    429,987             0.2%
#*  Rambus, Inc.                                              45,912    473,812             0.2%
*   RealD, Inc.                                                4,837     49,192             0.0%
*   RealPage, Inc.                                            20,639    348,799             0.1%
    Reis, Inc.                                                 5,500    133,870             0.1%
*   Rogers Corp.                                               4,041    187,987             0.1%
#*  Ruckus Wireless, Inc.                                     15,179    171,219             0.1%
    Science Applications International Corp.                  18,688    857,032             0.3%
*   Semtech Corp.                                             13,864    242,620             0.1%
*   ShoreTel, Inc.                                            22,583    213,184             0.1%
*   Sigma Designs, Inc.                                        6,470     57,001             0.0%
*   Silicon Laboratories, Inc.                                13,877    693,434             0.3%
*   SolarWinds, Inc.                                          13,022    755,667             0.3%
    Solera Holdings, Inc.                                      6,286    343,593             0.1%
*   Spark Networks, Inc.                                       1,800      6,030             0.0%
*   Stamps.com, Inc.                                           1,909    144,339             0.1%
#*  Super Micro Computer, Inc.                                17,448    492,208             0.2%
#*  Synaptics, Inc.                                           11,872  1,010,188             0.4%
#*  Synchronoss Technologies, Inc.                            14,495    509,934             0.2%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE+    OF NET ASSETS**
                                                              ------ ----------- ---------------
Information Technology -- (Continued)
#*  Take-Two Interactive Software, Inc.                       31,630 $ 1,050,116             0.4%
#*  Tangoe, Inc.                                               1,100       9,108             0.0%
    TeleTech Holdings, Inc.                                   14,500     421,950             0.2%
    Tessco Technologies, Inc.                                    800      17,472             0.0%
    Tessera Technologies, Inc.                                24,620     860,961             0.3%
*   TiVo, Inc.                                                39,558     359,187             0.1%
*   Travelzoo, Inc.                                            1,534      13,714             0.0%
*   Tyler Technologies, Inc.                                   8,756   1,491,672             0.6%
#   Ubiquiti Networks, Inc.                                    2,743      80,041             0.0%
*   Universal Display Corp.                                    9,530     326,974             0.1%
*   Verint Systems, Inc.                                      12,416     590,753             0.2%
#*  ViaSat, Inc.                                              21,680   1,430,013             0.6%
#*  Viavi Solutions, Inc.                                     48,205     286,820             0.1%
*   Virtusa Corp.                                              9,161     526,116             0.2%
*   Web.com Group, Inc.                                       18,850     442,409             0.2%
#*  WebMD Health Corp.                                        13,572     551,837             0.2%
*   XO Group, Inc.                                             7,255     109,768             0.0%
*   Xura, Inc.                                                 2,103      54,426             0.0%
#*  Zebra Technologies Corp. Class A                           8,863     681,565             0.3%
*   Zix Corp.                                                 15,342      79,472             0.0%
                                                                     -----------            ----
Total Information Technology                                          61,200,151            24.3%
                                                                     -----------            ----
Materials -- (4.3%)
    A Schulman, Inc.                                           3,301     118,473             0.0%
*   AEP Industries, Inc.                                       2,038     163,040             0.1%
    Balchem Corp.                                              9,365     639,630             0.2%
*   Berry Plastics Group, Inc.                                 7,339     245,857             0.1%
*   Boise Cascade Co.                                         14,232     425,964             0.2%
    Calgon Carbon Corp.                                       16,690     287,068             0.1%
#   Chase Corp.                                                3,223     143,133             0.1%
*   Chemtura Corp.                                            28,480     909,651             0.4%
#   Compass Minerals International, Inc.                      15,133   1,229,405             0.5%
#   Deltic Timber Corp.                                        5,448     337,558             0.1%
*   Ferro Corp.                                               28,419     354,953             0.1%
#*  Flotek Industries, Inc.                                   14,549     263,337             0.1%
    FutureFuel Corp.                                           1,120      17,259             0.0%
    Globe Specialty Metals, Inc.                              24,103     304,180             0.1%
#   Hawkins, Inc.                                                560      23,206             0.0%
    HB Fuller Co.                                             11,129     422,791             0.2%
*   Headwaters, Inc.                                          33,743     693,419             0.3%
    Innophos Holdings, Inc.                                    7,502     318,760             0.1%
    Innospec, Inc.                                             5,433     300,119             0.1%
    KapStone Paper and Packaging Corp.                        33,001     717,772             0.3%
    Koppers Holdings, Inc.                                     7,216     136,815             0.1%
    Mercer International, Inc.                                   659       7,117             0.0%
    Minerals Technologies, Inc.                                9,171     540,539             0.2%
    Myers Industries, Inc.                                    15,389     240,222             0.1%
    Neenah Paper, Inc.                                         7,180     484,004             0.2%
*   OMNOVA Solutions, Inc.                                     3,201      22,983             0.0%
    PolyOne Corp.                                             34,681   1,159,733             0.5%
    Quaker Chemical Corp.                                      4,227     335,539             0.1%
    Schweitzer-Mauduit International, Inc.                     6,918     268,557             0.1%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                               SHARES      VALUE+    OF NET ASSETS**
                                                              --------- ------------ ---------------
Materials -- (Continued)
    Sensient Technologies Corp.                                  18,557 $  1,211,215             0.5%
    Silgan Holdings, Inc.                                         6,147      312,698             0.1%
    Stepan Co.                                                    3,643      192,824             0.1%
#*  Stillwater Mining Co.                                         6,349       59,300             0.0%
#*  Trecora Resources                                             2,505       35,671             0.0%
    United States Lime & Minerals, Inc.                           1,260       61,551             0.0%
#*  US Concrete, Inc.                                             2,993      165,992             0.1%
    Wausau Paper Corp.                                           23,349      238,393             0.1%
    Worthington Industries, Inc.                                 15,352      471,306             0.2%
                                                                        ------------           -----
Total Materials                                                           13,860,034             5.5%
                                                                        ------------           -----
Real Estate Investment Trusts -- (0.0%)
    CareTrust REIT, Inc.                                          4,363       49,389             0.0%
                                                                        ------------           -----
Telecommunication Services -- (0.8%)
*   8x8, Inc.                                                    33,286      354,829             0.2%
#*  Boingo Wireless, Inc.                                        14,058      108,668             0.1%
#   Cogent Communications Holdings, Inc.                         19,649      603,617             0.2%
#   Consolidated Communications Holdings, Inc.                   13,397      296,074             0.1%
*   FairPoint Communications, Inc.                                4,194       67,272             0.0%
*   General Communication, Inc. Class A                           6,100      124,226             0.1%
    IDT Corp. Class B                                             9,229      119,515             0.1%
    Inteliquent, Inc.                                            15,500      321,160             0.1%
    Lumos Networks Corp.                                          4,959       64,269             0.0%
#*  NTELOS Holdings Corp.                                         4,994       45,895             0.0%
    Shenandoah Telecommunications Co.                               800       37,432             0.0%
*   Vonage Holdings Corp.                                        55,181      334,949             0.1%
                                                                        ------------           -----
Total Telecommunication Services                                           2,477,906             1.0%
                                                                        ------------           -----
TOTAL COMMON STOCKS                                                      251,628,969            99.9%
                                                                        ------------           -----
TOTAL INVESTMENT SECURITIES                                              251,628,969
                                                                        ------------
TEMPORARY CASH INVESTMENTS -- (0.7%)
    State Street Institutional Liquid Reserves, 0.140%        2,294,507    2,294,507             0.9%
                                                                        ------------           -----
SECURITIES LENDING COLLATERAL -- (21.4%)
(S)@ DFA Short Term Investment Fund                           5,980,083   69,189,560            27.5%
                                                                        ------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $291,524,411)                       $323,113,036           128.3%
                                                                        ============           =====

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   ------------------------------------------------
                                     LEVEL 1      LEVEL 2    LEVEL 3      TOTAL
                                   ------------ ----------- ---------- ------------
Common Stocks
   Consumer Discretionary          $ 59,443,356          --         -- $ 59,443,356
   Consumer Staples                  11,858,819          --         --   11,858,819
   Energy                             3,501,665          --         --    3,501,665
   Financials                        20,019,985          --         --   20,019,985
   Health Care                       32,845,799          --         --   32,845,799
   Industrials                       46,371,826 $        39         --   46,371,865
   Information Technology            61,200,151          --         --   61,200,151
   Materials                         13,860,034          --         --   13,860,034
   Real Estate Investment Trusts         49,389          --         --       49,389
   Telecommunication Services         2,477,906          --         --    2,477,906
Temporary Cash Investments            2,294,507          --         --    2,294,507
Securities Lending Collateral                --  69,189,560         --   69,189,560
                                   ------------ ----------- ---------- ------------
TOTAL                              $253,923,437 $69,189,599         -- $323,113,036
                                   ============ =========== ========== ============

                   INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
COMMON STOCKS -- (95.0%)
AUSTRALIA -- (5.5%)
    Amcor, Ltd.                                                88,605 $  855,818             0.5%
    AMP, Ltd.                                                 212,010    859,872             0.5%
    Aristocrat Leisure, Ltd.                                   61,227    404,154             0.2%
    Brambles, Ltd.                                            101,941    750,691             0.5%
    Coca-Cola Amatil, Ltd.                                     39,383    254,857             0.2%
    Cochlear, Ltd.                                              4,766    300,798             0.2%
    Commonwealth Bank of Australia                             35,195  1,911,017             1.1%
    Computershare, Ltd.                                        19,313    148,023             0.1%
    CSL, Ltd.                                                  17,390  1,155,918             0.7%
    Macquarie Group, Ltd.                                       2,774    167,962             0.1%
    Medibank Pvt, Ltd.                                         84,202    141,261             0.1%
    Platinum Asset Management, Ltd.                            12,357     64,788             0.0%
*   Qantas Airways, Ltd.                                       63,172    177,940             0.1%
    Ramsay Health Care, Ltd.                                   11,937    524,722             0.3%
#   REA Group, Ltd.                                             4,622    157,083             0.1%
    Tabcorp Holdings, Ltd.                                     76,576    255,923             0.2%
    Telstra Corp., Ltd.                                       149,044    571,083             0.3%
    TPG Telecom, Ltd.                                          14,933    117,043             0.1%
    Woolworths, Ltd.                                           50,695    868,467             0.5%
                                                                      ----------             ---
TOTAL AUSTRALIA                                                        9,687,420             5.8%
                                                                      ----------             ---
AUSTRIA -- (0.1%)
    Andritz AG                                                  2,842    142,788             0.1%
    Voestalpine AG                                              1,918     69,348             0.0%
                                                                      ----------             ---
TOTAL AUSTRIA                                                            212,136             0.1%
                                                                      ----------             ---
BELGIUM -- (0.8%)
    Anheuser-Busch InBev NV                                     7,195    858,541             0.5%
    Colruyt SA                                                  5,553    274,669             0.2%
    Proximus SADP                                               9,623    333,002             0.2%
                                                                      ----------             ---
TOTAL BELGIUM                                                          1,466,212             0.9%
                                                                      ----------             ---
CANADA -- (8.3%)
    Alimentation Couche-Tard, Inc. Class B                     15,770    678,390             0.4%
    BCE, Inc.                                                   8,601    371,772             0.2%
    Bombardier, Inc. Class B                                   25,598     27,798             0.0%
    CAE, Inc.(124765108)                                        5,988     67,844             0.0%
    CAE, Inc.(2162760)                                          2,400     27,091             0.0%
    Canadian National Railway Co.                              17,779  1,086,119             0.7%
    Canadian Pacific Railway, Ltd.                              4,276    600,778             0.4%
#   Canadian Tire Corp., Ltd. Class A                           1,100     96,759             0.1%
    CCL Industries, Inc. Class B                                1,100    155,839             0.1%
*   CGI Group, Inc. Class A(2159740)                           14,300    531,165             0.3%
*   CGI Group, Inc. Class A(39945C109)                          5,229    194,205             0.1%
    CI Financial Corp.                                         15,700    374,610             0.2%
    Cogeco Cable, Inc.                                          1,200     61,973             0.0%
    Colliers International Group, Inc.                          2,144    106,278             0.1%
    Constellation Software, Inc.                                1,245    537,951             0.3%
    Dollarama, Inc.                                             8,100    547,165             0.3%
    FirstService Corp.                                          2,144     75,469             0.0%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
CANADA -- (Continued)
    George Weston, Ltd.                                         4,100 $   345,283             0.2%
    IGM Financial, Inc.                                         3,300      95,396             0.1%
    Inter Pipeline, Ltd.                                        6,000     112,420             0.1%
    Jean Coutu Group PJC, Inc. (The) Class A                    2,800      42,677             0.0%
#   Keyera Corp.                                                6,600     203,663             0.1%
    Linamar Corp.                                               4,353     252,971             0.2%
    Magna International, Inc.(2554475)                         11,200     590,664             0.4%
    Magna International, Inc.(559222401)                        1,335      70,394             0.0%
    Methanex Corp.                                              7,188     287,017             0.2%
    Metro, Inc.                                                 9,000     257,349             0.2%
    Onex Corp.                                                  6,600     400,159             0.2%
    Open Text Corp.                                             4,998     231,907             0.1%
#   Peyto Exploration & Development Corp.                      11,587     239,254             0.1%
    Potash Corp. of Saskatchewan, Inc.                         19,089     386,170             0.2%
    Progressive Waste Solutions, Ltd.                           7,396     177,830             0.1%
    Quebecor, Inc. Class B                                      5,700     134,218             0.1%
    Ritchie Bros Auctioneers, Inc.                              1,600      41,552             0.0%
    Rogers Communications, Inc. Class B                        15,584     620,243             0.4%
#   Royal Bank of Canada                                       24,590   1,406,083             0.8%
    Saputo, Inc.                                               17,000     405,369             0.2%
    Shaw Communications, Inc. Class B                          36,226     751,689             0.5%
    TELUS Corp.                                                 7,311     243,998             0.1%
    Thomson Reuters Corp.                                      11,382     466,890             0.3%
*   Valeant Pharmaceuticals International, Inc.(91911K102)        944      88,519             0.1%
*   Valeant Pharmaceuticals International, Inc.(B3XSX46)        8,400     783,983             0.5%
#   Vermilion Energy, Inc.                                      9,763     343,527             0.2%
                                                                      -----------             ---
TOTAL CANADA                                                           14,520,431             8.6%
                                                                      -----------             ---
DENMARK -- (1.5%)
#   Novo Nordisk A.S. Class B                                  47,900   2,543,656             1.5%
                                                                      -----------             ---
FINLAND -- (0.9%)
    Elisa Oyj                                                   5,856     220,632             0.1%
#   Kone Oyj Class B                                           12,772     544,732             0.3%
    Nokia Oyj                                                  57,751     429,602             0.3%
    Orion Oyj Class A                                             609      21,643             0.0%
    Orion Oyj Class B                                           2,720      97,151             0.1%
    Wartsila Oyj Abp                                            4,091     174,649             0.1%
                                                                      -----------             ---
TOTAL FINLAND                                                           1,488,409             0.9%
                                                                      -----------             ---
FRANCE -- (8.8%)
    Accor SA                                                   12,075     599,638             0.4%
    Aeroports de Paris                                          1,034     129,895             0.1%
    Air Liquide SA                                              6,414     829,759             0.5%
    Airbus Group SE                                            15,074   1,049,682             0.6%
*   Alcatel-Lucent                                            139,496     566,261             0.3%
    Atos SE                                                     3,655     290,962             0.2%
    Bureau Veritas SA                                          13,580     306,716             0.2%
    Carrefour SA                                               51,310   1,671,986             1.0%
    Christian Dior SE                                           1,912     375,788             0.2%
    Danone SA                                                  10,038     697,641             0.4%
    Dassault Systemes                                           2,013     158,802             0.1%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
FRANCE -- (Continued)
    Essilor International SA                                    6,554 $   860,301             0.5%
    Eutelsat Communications SA                                 13,648     449,832             0.3%
    Hermes International                                          733     281,947             0.2%
    Iliad SA                                                    1,613     338,755             0.2%
    Ingenico Group SA                                           1,892     222,975             0.1%
    JCDecaux SA                                                 1,532      62,227             0.0%
    L'Oreal SA                                                  2,920     532,329             0.3%
    Legrand SA                                                  9,340     511,870             0.3%
    LVMH Moet Hennessy Louis Vuitton SE                         6,859   1,276,936             0.8%
    Publicis Groupe SA                                          6,246     404,586             0.2%
    Safran SA                                                   7,306     554,920             0.3%
    SEB SA                                                        146      14,829             0.0%
    SES SA                                                     18,203     537,086             0.3%
    Societe BIC SA                                                908     144,697             0.1%
    Sodexo SA                                                   3,407     302,854             0.2%
    Thales SA                                                   7,486     541,173             0.3%
    Valeo SA                                                    4,461     688,891             0.4%
    Vinci SA                                                   14,192     955,494             0.6%
    Zodiac Aerospace                                            2,932      73,965             0.1%
                                                                      -----------             ---
TOTAL FRANCE                                                           15,432,797             9.2%
                                                                      -----------             ---
GERMANY -- (7.7%)
    BASF SE                                                     3,914     320,650             0.2%
    Bayer AG                                                   22,535   3,004,713             1.8%
    Brenntag AG                                                   875      52,835             0.0%
    Continental AG                                              3,724     894,243             0.5%
    Deutsche Boerse AG                                          6,946     640,452             0.4%
    Deutsche Post AG                                           38,199   1,134,753             0.7%
    Deutsche Telekom AG                                       137,317   2,572,165             1.5%
    Fielmann AG                                                 1,071      74,979             0.1%
    Fresenius SE & Co. KGaA                                    11,882     873,118             0.5%
    Fuchs Petrolub SE                                           1,057      43,753             0.0%
    Hugo Boss AG                                                4,476     460,250             0.3%
    Infineon Technologies AG                                   11,426     140,745             0.1%
    ProSiebenSat.1 Media SE                                    15,017     811,453             0.5%
    RTL Group SA                                                2,331     201,642             0.1%
    SAP SE                                                     10,081     794,736             0.5%
    Symrise AG                                                  2,728     179,548             0.1%
    ThyssenKrupp AG                                            35,306     711,413             0.4%
    United Internet AG                                         10,255     532,469             0.3%
                                                                      -----------             ---
TOTAL GERMANY                                                          13,443,917             8.0%
                                                                      -----------             ---
HONG KONG -- (2.5%)
#   AIA Group, Ltd.                                           225,600   1,321,317             0.8%
    Galaxy Entertainment Group, Ltd.                          102,000     348,419             0.2%
    Hong Kong Exchanges and Clearing, Ltd.                     30,007     782,936             0.4%
    L'Occitane International SA                                40,750      81,949             0.0%
    Li & Fung, Ltd.                                           166,000     134,784             0.1%
    Melco Crown Entertainment, Ltd. ADR                         5,836     109,308             0.1%
    MGM China Holdings, Ltd.                                   87,600     127,997             0.1%
    PCCW, Ltd.                                                359,976     192,903             0.1%
#   Prada SpA                                                  27,900     113,531             0.1%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
HONG KONG -- (Continued)
    Samsonite International SA                                103,800 $  307,214             0.2%
    Sands China, Ltd.                                          95,200    342,811             0.2%
    Techtronic Industries Co., Ltd.                            93,000    338,783             0.2%
    VTech Holdings, Ltd.                                          700      8,476             0.0%
#   Wynn Macau, Ltd.                                          133,200    182,861             0.1%
                                                                      ----------             ---
TOTAL HONG KONG                                                        4,393,289             2.6%
                                                                      ----------             ---
IRELAND -- (0.3%)
    Kerry Group P.L.C. Class A                                  2,228    180,701             0.1%
    Smurfit Kappa Group P.L.C.                                 14,839    422,303             0.3%
                                                                      ----------             ---
TOTAL IRELAND                                                            603,004             0.4%
                                                                      ----------             ---
ISRAEL -- (0.6%)
    Bezeq The Israeli Telecommunication Corp., Ltd.           263,904    565,542             0.3%
    Delek Group, Ltd.                                             197     47,416             0.0%
    Israel Chemicals, Ltd.                                      8,982     49,803             0.0%
    Teva Pharmaceutical Industries, Ltd.                        2,817    167,254             0.1%
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR          4,083    241,673             0.2%
                                                                      ----------             ---
TOTAL ISRAEL                                                           1,071,688             0.6%
                                                                      ----------             ---
ITALY -- (1.9%)
    Atlantia SpA                                               21,884    606,041             0.3%
    CNH Industrial NV                                          58,264    394,405             0.2%
    Enel Green Power SpA                                       68,777    145,406             0.1%
*   Fiat Chrysler Automobiles NV                               54,412    801,660             0.5%
*   Finmeccanica SpA                                           10,948    143,120             0.1%
    Luxottica Group SpA                                         4,550    318,957             0.2%
    Mediaset SpA                                               46,113    234,051             0.1%
    Mediolanum SpA                                             13,251    107,956             0.1%
*   Telecom Italia SpA                                        357,025    498,079             0.3%
    Tenaris SA                                                 11,863    149,406             0.1%
                                                                      ----------             ---
TOTAL ITALY                                                            3,399,081             2.0%
                                                                      ----------             ---
JAPAN -- (20.4%)
    ABC-Mart, Inc.                                                900     50,199             0.0%
    AEON Financial Service Co., Ltd.                            3,500     87,449             0.1%
    Air Water, Inc.                                            10,000    163,627             0.1%
    Alps Electric Co., Ltd.                                    12,600    391,094             0.2%
    Asahi Group Holdings, Ltd.                                 11,700    360,900             0.2%
    Asahi Intecc Co., Ltd.                                      2,600    100,432             0.1%
#   Asics Corp.                                                 6,600    182,297             0.1%
    Astellas Pharma, Inc.                                      17,700    256,906             0.2%
    Bandai Namco Holdings, Inc.                                11,400    280,215             0.2%
    Benesse Holdings, Inc.                                      4,400    117,961             0.1%
    Bridgestone Corp.                                          26,287    963,968             0.6%
    Calbee, Inc.                                                3,400    123,188             0.1%
    Canon, Inc.                                                23,000    686,827             0.4%
#   Casio Computer Co., Ltd.                                    5,000     94,197             0.1%
#*  COLOPL, Inc.                                                3,900     63,711             0.0%
    Cosmos Pharmaceutical Corp.                                   800     99,580             0.1%
    CyberAgent, Inc.                                            5,400    221,791             0.1%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Daicel Corp.                                               14,700 $  194,251             0.1%
    Daiichikosho Co., Ltd.                                        500     16,676             0.0%
    Daikin Industries, Ltd.                                     8,900    571,834             0.3%
    Daito Trust Construction Co., Ltd.                          5,200    562,881             0.3%
    Daiwa House Industry Co., Ltd.                             12,600    330,754             0.2%
    Disco Corp.                                                 1,600    145,929             0.1%
    Don Quijote Holdings Co., Ltd.                              3,800    139,590             0.1%
    Dowa Holdings Co., Ltd.                                    23,000    200,528             0.1%
    FamilyMart Co., Ltd.                                        4,700    192,121             0.1%
    FANUC Corp.                                                 2,900    511,680             0.3%
    Fast Retailing Co., Ltd.                                    1,200    438,339             0.3%
    Fuji Heavy Industries, Ltd.                                22,900    885,626             0.5%
    Fujitsu, Ltd.                                             149,000    704,266             0.4%
#   GungHo Online Entertainment, Inc.                          25,000     81,420             0.1%
    Haseko Corp.                                               12,700    129,123             0.1%
    Hikari Tsushin, Inc.                                          800     60,879             0.0%
    Hino Motors, Ltd.                                          34,600    395,931             0.2%
    HIS Co., Ltd.                                               1,000     33,616             0.0%
    Hoshizaki Electric Co., Ltd.                                  900     65,077             0.0%
    Hoya Corp.                                                 14,200    585,988             0.4%
    IHI Corp.                                                 174,000    490,926             0.3%
    Isuzu Motors, Ltd.                                         15,200    177,529             0.1%
#   Ito En, Ltd.                                                4,000     83,554             0.1%
    Itochu Techno-Solutions Corp.                               2,300     50,423             0.0%
    Izumi Co., Ltd.                                             2,900    107,584             0.1%
    Japan Exchange Group, Inc.                                 22,000    354,001             0.2%
    Japan Tobacco, Inc.                                        34,400  1,190,646             0.7%
#   Kakaku.com, Inc.                                           11,500    214,535             0.1%
    Kaken Pharmaceutical Co., Ltd.                              1,500    103,672             0.1%
    Kao Corp.                                                  15,600    800,893             0.5%
    Kawasaki Heavy Industries, Ltd.                           117,000    469,613             0.3%
    KDDI Corp.                                                 59,200  1,432,540             0.9%
    Keihan Electric Railway Co., Ltd.                          19,000    134,736             0.1%
    Kewpie Corp.                                                3,400     77,659             0.1%
#   Keyence Corp.                                                 400    208,243             0.1%
    Kirin Holdings Co., Ltd.                                   16,400    232,278             0.1%
    Koito Manufacturing Co., Ltd.                               9,200    348,503             0.2%
    Kose Corp.                                                    600     58,596             0.0%
    Kubota Corp.                                               20,000    310,029             0.2%
    Lawson, Inc.                                                4,700    348,142             0.2%
    LIXIL Group Corp.                                           6,600    141,306             0.1%
    M3, Inc.                                                   14,600    282,979             0.2%
    Matsui Securities Co., Ltd.                                 2,900     25,575             0.0%
    MEIJI Holdings Co., Ltd.                                    4,400    346,719             0.2%
    Minebea Co., Ltd.                                          23,000    253,317             0.2%
    Miraca Holdings, Inc.                                       4,000    178,021             0.1%
    MISUMI Group, Inc.                                          5,700     74,226             0.0%
#   MonotaRO Co., Ltd.                                          4,000    103,014             0.1%
    Murata Manufacturing Co., Ltd.                              4,100    583,641             0.4%
    Nabtesco Corp.                                              4,700     94,117             0.1%
    NGK Insulators, Ltd.                                        8,000    173,199             0.1%
    NGK Spark Plug Co., Ltd.                                    9,100    222,086             0.1%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Nidec Corp.                                                 2,200 $  165,783             0.1%
    Nifco, Inc.                                                 2,400     92,518             0.1%
    Nissan Chemical Industries, Ltd.                            2,700     67,059             0.0%
    Nitori Holdings Co., Ltd.                                   2,700    210,543             0.1%
    Nitto Denko Corp.                                           7,800    500,170             0.3%
    NSK, Ltd.                                                  11,400    134,827             0.1%
    NTT Data Corp.                                              8,100    403,096             0.2%
    NTT DOCOMO, Inc.                                           39,900    777,072             0.5%
    Olympus Corp.                                              11,100    374,418             0.2%
    Omron Corp.                                                 7,000    231,790             0.1%
    Oracle Corp. Japan                                          2,700    122,798             0.1%
    Oriental Land Co., Ltd.                                     4,000    242,987             0.2%
    Otsuka Corp.                                                1,500     72,510             0.0%
    Panasonic Corp.                                            87,882  1,031,097             0.6%
    Park24 Co., Ltd.                                            7,400    155,094             0.1%
    Pigeon Corp.                                                7,500    210,142             0.1%
    Rakuten, Inc.                                              29,900    414,210             0.3%
    Resorttrust, Inc.                                           3,200     82,243             0.1%
    Ryohin Keikaku Co., Ltd.                                    1,100    220,877             0.1%
    Sanrio Co., Ltd.                                            3,900    103,608             0.1%
    Sanwa Holdings Corp.                                       14,700    118,905             0.1%
    Sawai Pharmaceutical Co., Ltd.                              1,800    115,231             0.1%
    SCSK Corp.                                                  1,100     42,174             0.0%
    Secom Co., Ltd.                                             3,600    240,138             0.1%
    Seibu Holdings, Inc.                                        4,000     80,955             0.1%
    Seiko Epson Corp.                                           9,900    151,224             0.1%
    Seven & I Holdings Co., Ltd.                               19,600    890,326             0.5%
    Seven Bank, Ltd.                                           26,000    118,470             0.1%
    Shimano, Inc.                                               1,100    173,325             0.1%
    Showa Shell Sekiyu K.K.                                     1,400     12,357             0.0%
    SoftBank Group Corp.                                       31,040  1,739,106             1.0%
    Start Today Co., Ltd.                                       2,900     97,102             0.1%
    Sugi Holdings Co., Ltd.                                       600     29,156             0.0%
#   Sumco Corp.                                                15,500    156,251             0.1%
    Sumitomo Realty & Development Co., Ltd.                    10,000    329,284             0.2%
    Sundrug Co., Ltd.                                             900     47,412             0.0%
    Suntory Beverage & Food, Ltd.                               8,900    359,895             0.2%
    Suruga Bank, Ltd.                                           6,600    129,934             0.1%
    Suzuki Motor Corp.                                          6,400    209,558             0.1%
    Sysmex Corp.                                                9,900    565,872             0.3%
    Taiheiyo Cement Corp.                                     111,000    365,936             0.2%
#   Taiyo Nippon Sanso Corp.                                    7,000     72,153             0.0%
    Terumo Corp.                                                7,800    231,426             0.1%
    Tokyo Electron, Ltd.                                        5,600    335,882             0.2%
    Toray Industries, Inc.                                     26,000    226,829             0.1%
    TOTO, Ltd.                                                  8,999    305,114             0.2%
#   Toyo Tire & Rubber Co., Ltd.                                8,200    172,551             0.1%
    Toyota Boshoku Corp.                                        3,100     66,237             0.0%
    Toyota Motor Corp. Sponsored ADR                            4,527    555,101             0.3%
    Trend Micro, Inc.                                           3,800    148,091             0.1%
    Tsuruha Holdings, Inc.                                      1,600    126,758             0.1%
    Unicharm Corp.                                              8,200    175,121             0.1%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
JAPAN -- (Continued)
    USS Co., Ltd.                                               9,300 $   164,181             0.1%
    Yahoo Japan Corp.                                          48,600     206,119             0.1%
    Yakult Honsha Co., Ltd.                                     1,100      58,236             0.0%
    Yamaha Motor Co., Ltd.                                     17,900     401,362             0.2%
    Yamato Holdings Co., Ltd.                                  12,300     242,117             0.1%
    Yamazaki Baking Co., Ltd.                                   7,000     134,810             0.1%
#   Yaskawa Electric Corp.                                     13,500     160,136             0.1%
    Yokogawa Electric Corp.                                     5,800      64,788             0.0%
                                                                      -----------            ----
TOTAL JAPAN                                                            35,595,618            21.2%
                                                                      -----------            ----
NETHERLANDS -- (2.6%)
    Heineken NV                                                 5,005     455,870             0.3%
    Koninklijke Ahold NV                                       30,952     629,650             0.4%
    Koninklijke KPN NV                                         33,578     123,036             0.1%
    Randstad Holding NV                                           218      13,001             0.0%
    RELX NV                                                    66,133   1,128,016             0.7%
#   Unilever NV(B12T3J1)                                        9,659     438,814             0.2%
#   Unilever NV(904784709)                                     31,670   1,424,517             0.8%
    Wolters Kluwer NV                                          11,695     395,259             0.2%
                                                                      -----------            ----
TOTAL NETHERLANDS                                                       4,608,163             2.7%
                                                                      -----------            ----
NORWAY -- (0.7%)
    Gjensidige Forsikring ASA                                   6,693     101,901             0.1%
    Kongsberg Gruppen ASA                                       1,492      23,424             0.0%
    Leroy Seafood Group ASA                                     1,434      50,299             0.0%
    Salmar ASA                                                  2,108      34,488             0.0%
    Schibsted ASA Class A                                       1,586      53,220             0.0%
*   Schibsted ASA Class B                                       1,586      49,549             0.0%
#   Telenor ASA                                                24,849     468,109             0.3%
    TGS Nopec Geophysical Co. ASA                               6,708     133,005             0.1%
    Yara International ASA                                      4,989     226,630             0.2%
                                                                      -----------            ----
TOTAL NORWAY                                                            1,140,625             0.7%
                                                                      -----------            ----
SINGAPORE -- (1.0%)
    Dairy Farm International Holdings, Ltd.                     8,300      54,647             0.0%
    Great Eastern Holdings, Ltd.                                3,400      51,772             0.0%
    Jardine Cycle & Carriage, Ltd.                              7,144     165,403             0.1%
    Oversea-Chinese Banking Corp., Ltd.                        44,379     285,262             0.2%
    Petra Foods, Ltd.                                          12,600      21,751             0.0%
    SATS, Ltd.                                                 11,800      31,891             0.0%
#   SembCorp Marine, Ltd.                                      67,000     111,489             0.1%
    Singapore Exchange, Ltd.                                   49,000     257,808             0.2%
    Singapore Technologies Engineering, Ltd.                  103,900     244,890             0.1%
    Singapore Telecommunications, Ltd.                        147,900     420,221             0.2%
    StarHub, Ltd.                                              37,000      94,917             0.1%
                                                                      -----------            ----
TOTAL SINGAPORE                                                         1,740,051             1.0%
                                                                      -----------            ----
SPAIN -- (2.6%)
    Abertis Infraestructuras SA                                    --           8             0.0%
    ACS Actividades de Construccion y Servicios SA              9,363     317,665             0.2%
    Amadeus IT Holding SA Class A                              23,530   1,000,885             0.6%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
SPAIN -- (Continued)
    Enagas SA                                                   4,397 $   132,957             0.1%
    Endesa SA                                                   6,139     136,502             0.1%
#   Industria de Diseno Textil SA                              13,682     512,314             0.3%
    Red Electrica Corp. SA                                      5,183     456,285             0.3%
    Telefonica SA                                             139,451   1,839,823             1.1%
    Zardoya Otis SA                                             6,155      75,683             0.0%
                                                                      -----------             ---
TOTAL SPAIN                                                             4,472,122             2.7%
                                                                      -----------             ---
SWEDEN -- (2.7%)
    Alfa Laval AB                                              11,034     193,578             0.1%
    Assa Abloy AB Class B                                       5,829     115,957             0.1%
    Atlas Copco AB Class A                                     13,678     356,458             0.2%
#   Atlas Copco AB Class B                                      7,378     178,362             0.1%
    Axfood AB                                                   4,412      79,619             0.1%
    Electrolux AB Series B                                     20,096     591,232             0.4%
    Elekta AB Class B                                           1,598      12,364             0.0%
    Hennes & Mauritz AB Class B                                26,344   1,024,067             0.6%
    Hexpol AB                                                   5,500      53,425             0.0%
    Millicom International Cellular SA                          4,025     224,380             0.1%
    NCC AB Class B                                              5,786     178,947             0.1%
    Sandvik AB                                                 61,600     574,525             0.3%
    Securitas AB Class B                                       18,796     245,395             0.2%
    SKF AB Class A                                                994      17,461             0.0%
    SKF AB Class B                                             19,769     347,383             0.2%
    Swedish Match AB                                           10,725     337,148             0.2%
    Volvo AB Class B                                           21,030     217,516             0.1%
                                                                      -----------             ---
TOTAL SWEDEN                                                            4,747,817             2.8%
                                                                      -----------             ---
SWITZERLAND -- (8.2%)
    ABB, Ltd.                                                  18,479     348,619             0.2%
    Actelion, Ltd.                                              5,300     735,715             0.4%
    Adecco SA                                                   2,314     172,012             0.1%
    Chocoladefabriken Lindt & Sprungli AG                           1      74,194             0.1%
    EMS-Chemie Holding AG                                         692     292,837             0.2%
    Galenica AG                                                   275     402,847             0.2%
    Geberit AG                                                  2,058     664,157             0.4%
    Givaudan SA                                                   569   1,017,486             0.6%
    Kuehne + Nagel International AG                             2,797     387,545             0.2%
    Partners Group Holding AG                                     968     350,266             0.2%
    Roche Holding AG(7108918)                                     863     236,105             0.2%
    Roche Holding AG(7110388)                                  23,582   6,402,486             3.8%
    Schindler Holding AG                                        1,430     232,750             0.1%
    SGS SA                                                        366     696,902             0.4%
    Sika AG                                                       241     790,372             0.5%
    Sonova Holding AG                                           3,363     458,862             0.3%
    Swisscom AG                                                 1,546     796,522             0.5%
    Syngenta AG                                                   598     200,910             0.1%
                                                                      -----------             ---
TOTAL SWITZERLAND                                                      14,260,587             8.5%
                                                                      -----------             ---
UNITED KINGDOM -- (17.9%)
    Admiral Group P.L.C.                                        7,295     181,034             0.1%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES    VALUE++    OF NET ASSETS**
                                                              ------- ------------ ---------------
UNITED KINGDOM -- (Continued)
    Aggreko P.L.C.                                                 -- $         --             0.0%
    Ashtead Group P.L.C.                                       32,579      500,926             0.3%
    AstraZeneca P.L.C. Sponsored ADR                           53,316    1,700,247             1.0%
    BAE Systems P.L.C.                                        228,642    1,546,646             0.9%
    British American Tobacco P.L.C.                             6,257      371,726             0.2%
    British American Tobacco P.L.C. Sponsored ADR              24,093    2,845,383             1.7%
    BT Group P.L.C.                                           210,734    1,504,959             0.9%
    Bunzl P.L.C.                                                7,606      217,505             0.1%
    Burberry Group P.L.C.                                      13,850      282,902             0.2%
    Capita P.L.C.                                              33,059      648,481             0.4%
    Centrica P.L.C.                                           378,014    1,315,328             0.8%
    Compass Group P.L.C.                                       87,759    1,508,648             0.9%
    Croda International P.L.C.                                  9,697      432,554             0.3%
    Diageo P.L.C.                                               1,032       29,753             0.0%
    Diageo P.L.C. Sponsored ADR                                 6,090      700,837             0.4%
    easyJet P.L.C.                                              5,978      161,036             0.1%
    Experian P.L.C.                                            56,592      964,331             0.6%
    G4S P.L.C.                                                100,158      374,127             0.2%
    GlaxoSmithKline P.L.C. Sponsored ADR                       72,468    3,120,472             1.8%
    Hargreaves Lansdown P.L.C.                                 16,699      371,115             0.2%
    Hikma Pharmaceuticals P.L.C.                                2,711       90,336             0.1%
    IMI P.L.C.                                                      1            9             0.0%
    Imperial Tobacco Group P.L.C.                              28,508    1,535,099             0.9%
    Inmarsat P.L.C.                                            26,026      394,474             0.2%
*   International Consolidated Airlines Group SA               65,803      589,748             0.3%
    Intertek Group P.L.C.                                       9,361      378,063             0.2%
    ITV P.L.C.                                                242,747      942,414             0.6%
    Johnson Matthey P.L.C.                                      7,863      312,744             0.2%
*   Liberty Global P.L.C. Class A                                 866       38,545             0.0%
*   Liberty Global P.L.C. Series C                              2,136       91,080             0.1%
*   Liberty Global P.L.C. LiLAC Class A                            43        1,672             0.0%
*   Liberty Global P.L.C. LiLAC Class C                           107        4,129             0.0%
    London Stock Exchange Group P.L.C.                              1           21             0.0%
    Mondi P.L.C.                                               13,361      308,962             0.2%
    Next P.L.C.                                                 9,706    1,195,342             0.7%
    Provident Financial P.L.C.                                  3,176      169,539             0.1%
    Reckitt Benckiser Group P.L.C.                             11,553    1,127,463             0.7%
    RELX P.L.C.                                                74,160    1,326,063             0.8%
    RELX P.L.C. Sponsored ADR                                   1,628       29,337             0.0%
    Rexam P.L.C.                                               21,492      178,701             0.1%
    Sage Group P.L.C. (The)                                    38,892      326,092             0.2%
    Sky P.L.C.                                                 67,060    1,131,686             0.7%
    Smiths Group P.L.C.                                        18,124      268,126             0.2%
    SSE P.L.C.                                                    642       14,936             0.0%
    TUI AG                                                     27,825      517,425             0.3%
    Unilever P.L.C.                                               712       31,704             0.0%
    Unilever P.L.C. Sponsored ADR                              25,106    1,115,962             0.7%
    Wolseley P.L.C.                                             7,354      431,763             0.2%
                                                                      ------------            ----
TOTAL UNITED KINGDOM                                                    31,329,445            18.6%
                                                                      ------------            ----
TOTAL COMMON STOCKS                                                    166,156,468            98.8%
                                                                      ------------            ----

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES    VALUE++    OF NET ASSETS**
                                                              ------- ------------ ---------------
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
    Fuchs Petrolub SE                                           3,032 $    145,412             0.1%
                                                                      ------------           -----
RIGHTS/WARRANTS -- (0.0%)
ITALY -- (0.0%)
*   Mediolanum SpA Rights 11/26/15                             13,251           --             0.0%
                                                                      ------------           -----
TOTAL INVESTMENT SECURITIES                                            166,301,880
                                                                      ------------

                                                                        VALUE+
                                                                      ------------
SECURITIES LENDING COLLATERAL -- (4.9%)
(S)@ DFA Short Term Investment Fund                           739,065    8,550,986             5.1%
                                                                      ------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $171,113,831)                     $174,852,866           104.0%
                                                                      ============           =====

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                 LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                               ----------- ------------ ---------- ------------
Common Stocks
   Australia                   $   177,940 $  9,509,480         -- $  9,687,420
   Austria                              --      212,136         --      212,136
   Belgium                              --    1,466,212         --    1,466,212
   Canada                       14,520,431           --         --   14,520,431
   Denmark                              --    2,543,656         --    2,543,656
   Finland                              --    1,488,409         --    1,488,409
   France                               --   15,432,797         --   15,432,797
   Germany                              --   13,443,917         --   13,443,917
   Hong Kong                       109,308    4,283,981         --    4,393,289
   Ireland                              --      603,004         --      603,004
   Israel                          241,673      830,015         --    1,071,688
   Italy                                --    3,399,081         --    3,399,081
   Japan                           555,101   35,040,517         --   35,595,618
   Netherlands                   1,424,517    3,183,646         --    4,608,163
   Norway                               --    1,140,625         --    1,140,625
   Singapore                            --    1,740,051         --    1,740,051
   Spain                                --    4,472,122         --    4,472,122
   Sweden                               --    4,747,817         --    4,747,817
   Switzerland                          --   14,260,587         --   14,260,587
   United Kingdom                9,647,664   21,681,781         --   31,329,445
Preferred Stocks
   Germany                              --      145,412         --      145,412
Rights/Warrants
   Italy                                --           --         --           --
Securities Lending Collateral           --    8,550,986         --    8,550,986
                               ----------- ------------ ---------- ------------
TOTAL                          $26,676,634 $148,176,232         -- $174,852,866
                               =========== ============ ========== ============

                   INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
COMMON STOCKS -- (90.0%)
AUSTRALIA -- (5.4%)
#   Acrux, Ltd.                                               30,615 $ 15,985             0.0%
    Adelaide Brighton, Ltd.                                   60,109  178,543             0.2%
#   Ainsworth Game Technology, Ltd.                           12,620   28,414             0.0%
#   ALS, Ltd.                                                 10,955   39,878             0.0%
    Altium, Ltd.                                              18,366   58,555             0.1%
    Ansell, Ltd.                                              15,889  226,100             0.3%
*   APN News & Media, Ltd.                                    36,419   13,267             0.0%
#   ARB Corp., Ltd.                                            9,406   98,592             0.1%
    Automotive Holdings Group, Ltd.                           19,987   60,189             0.1%
    Blackmores, Ltd.                                           1,342  159,759             0.2%
#   Breville Group, Ltd.                                      10,779   50,241             0.1%
    BT Investment Management, Ltd.                            18,603  150,439             0.2%
#   carsales.com, Ltd.                                        24,967  173,610             0.2%
    Cochlear, Ltd.                                             4,620  291,583             0.3%
    Credit Corp. Group, Ltd.                                   6,299   39,275             0.0%
#   Dick Smith Holdings, Ltd.                                 13,091    6,463             0.0%
    Domino's Pizza Enterprises, Ltd.                           8,362  276,545             0.3%
    DuluxGroup, Ltd.                                          53,983  225,694             0.2%
#   Flight Centre Travel Group, Ltd.                           6,009  161,664             0.2%
    G8 Education, Ltd.                                        24,361   51,924             0.1%
    GBST Holdings, Ltd.                                        2,768    7,845             0.0%
    GUD Holdings, Ltd.                                         2,968   16,926             0.0%
    GWA Group, Ltd.                                           17,414   30,624             0.0%
    Hansen Technologies, Ltd.                                 24,259   52,690             0.1%
    Independence Group NL                                     26,597   52,102             0.1%
    Infomedia, Ltd.                                           45,242   23,576             0.0%
#   InvoCare, Ltd.                                            12,131   95,492             0.1%
#   IRESS, Ltd.                                               17,068  113,674             0.1%
    iSentia Group, Ltd.                                        1,894    5,565             0.0%
#   JB Hi-Fi, Ltd.                                            11,250  143,141             0.2%
    M2 Group, Ltd.                                            16,791  117,510             0.1%
    Magellan Financial Group, Ltd.                            12,138  193,307             0.2%
*   Mayne Pharma Group, Ltd.                                  35,417   25,720             0.0%
    McMillan Shakespeare, Ltd.                                 8,974   79,936             0.1%
#   Monadelphous Group, Ltd.                                   8,935   43,778             0.1%
#   Mortgage Choice, Ltd.                                      3,804    5,091             0.0%
#   Navitas, Ltd.                                             23,241   69,078             0.1%
#*  Nearmap, Ltd.                                             56,987   16,146             0.0%
    nib holdings, Ltd.                                        47,994  123,043             0.1%
    Northern Star Resources, Ltd.                             64,004  124,890             0.1%
#   OzForex Group, Ltd.                                       23,002   46,363             0.1%
    Pact Group Holdings, Ltd.                                 16,813   61,008             0.1%
#   Perpetual, Ltd.                                            5,726  182,067             0.2%
    Platinum Asset Management, Ltd.                           27,472  144,035             0.2%
    Prime Media Group, Ltd.                                    1,965      712             0.0%
#   RCG Corp., Ltd.                                           38,274   39,015             0.0%
#   Reckon, Ltd.                                               7,098   12,015             0.0%
    Regis Resources, Ltd.                                     14,112   20,806             0.0%
    Reject Shop, Ltd. (The)                                    2,071   16,890             0.0%
    SAI Global, Ltd.                                          27,178   84,606             0.1%
    Sandfire Resources NL                                     16,287   72,791             0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
AUSTRALIA -- (Continued)
    Select Harvests, Ltd.                                      5,476 $   39,454             0.0%
    Servcorp, Ltd.                                             7,271     35,208             0.0%
    Sirtex Medical, Ltd.                                       7,571    204,026             0.2%
#   Slater & Gordon, Ltd.                                     35,293     68,974             0.1%
    SMS Management & Technology, Ltd.                          2,417      8,417             0.0%
    Spotless Group Holdings, Ltd.                             55,680     85,027             0.1%
*   St Barbara, Ltd.                                          63,165     60,184             0.1%
    Super Retail Group, Ltd.                                  16,174    110,462             0.1%
    Tabcorp Holdings, Ltd.                                    88,340    295,239             0.3%
    Technology One, Ltd.                                      36,003     98,098             0.1%
    Tox Free Solutions, Ltd.                                   8,865     18,152             0.0%
    Veda Group, Ltd.                                          33,702     62,596             0.1%
    Virtus Health, Ltd.                                        7,153     32,008             0.0%
    Vocus Communications, Ltd.                                 1,955      9,035             0.0%
    Webjet, Ltd.                                               9,731     34,738             0.0%
                                                                     ----------             ---
TOTAL AUSTRALIA                                                       5,488,780             5.9%
                                                                     ----------             ---
AUSTRIA -- (0.9%)
    Andritz AG                                                 5,968    299,845             0.3%
    DO & CO AG                                                   641     60,148             0.1%
    Mayr Melnhof Karton AG                                     1,164    137,448             0.2%
    Oesterreichische Post AG                                   5,562    202,220             0.2%
    Porr Ag                                                      533     14,501             0.0%
    RHI AG                                                     1,212     27,348             0.0%
    Rosenbauer International AG                                  604     50,729             0.1%
    Schoeller-Bleckmann Oilfield Equipment AG                    503     30,235             0.0%
    Semperit AG Holding                                          775     26,822             0.0%
    Telekom Austria AG                                         2,009     12,107             0.0%
    Zumtobel Group AG                                          4,377     99,473             0.1%
                                                                     ----------             ---
TOTAL AUSTRIA                                                           960,876             1.0%
                                                                     ----------             ---
BELGIUM -- (1.3%)
*   AGFA-Gevaert NV                                           18,990     80,948             0.1%
    bpost SA                                                   7,700    192,713             0.2%
    Cie d'Entreprises CFE                                      1,026    127,196             0.1%
    Econocom Group SA                                          6,567     58,592             0.1%
    EVS Broadcast Equipment SA                                 1,947     56,711             0.1%
#   Fagron                                                     3,527     86,535             0.1%
    Ion Beam Applications                                      2,380     84,841             0.1%
    Kinepolis Group NV                                         2,310     95,892             0.1%
    Lotus Bakeries                                                24     43,796             0.1%
    Melexis NV                                                 2,734    133,128             0.1%
*   Mobistar SA                                                4,333    105,834             0.1%
    Ontex Group NV                                             1,063     32,654             0.0%
    Resilux                                                       99     18,110             0.0%
*   Tessenderlo Chemie NV                                      4,576    147,585             0.2%
    Umicore SA                                                   321     13,629             0.0%
    Van de Velde NV                                            1,055     68,802             0.1%
                                                                     ----------             ---
TOTAL BELGIUM                                                         1,346,966             1.5%
                                                                     ----------             ---

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
CANADA -- (6.7%)
#   Ag Growth International, Inc.                              1,230 $ 32,208             0.0%
    AGT Food & Ingredients, Inc.                               1,200   26,825             0.0%
#   Aimia, Inc.                                               17,497  161,910             0.2%
    AirBoss of America Corp.                                   1,900   28,276             0.0%
    Altus Group, Ltd.                                          2,730   39,772             0.1%
*   ATS Automation Tooling Systems, Inc.                       7,939   83,604             0.1%
#   AutoCanada, Inc.                                           2,100   50,878             0.1%
*   Avigilon Corp.                                             1,800   20,194             0.0%
#   Badger Daylighting, Ltd.                                   4,038   63,244             0.1%
    Bird Construction, Inc.                                    4,300   43,112             0.1%
#   Black Diamond Group, Ltd.                                  3,937   25,321             0.0%
#   BMTC Group, Inc.                                             100    1,130             0.0%
    Bonterra Energy Corp.                                      2,473   41,059             0.1%
    Boralex, Inc. Class A                                      2,000   21,291             0.0%
*   BRP, Inc.                                                  2,874   51,739             0.1%
#   Canadian Energy Services & Technology Corp.               20,856   90,117             0.1%
*   Canfor Corp.                                               7,438  105,233             0.1%
    Canfor Pulp Products, Inc.                                 2,672   27,811             0.0%
*   Celestica, Inc.                                           10,253  114,950             0.1%
#   Cineplex, Inc.                                             7,209  277,808             0.3%
    Clearwater Seafoods, Inc.                                  1,900   18,236             0.0%
    Cogeco Cable, Inc.                                         2,003  103,443             0.1%
    Cogeco, Inc.                                               1,000   42,383             0.1%
    Colliers International Group, Inc.                         3,909  193,806             0.2%
    Computer Modelling Group, Ltd.                            10,156   96,310             0.1%
    Cott Corp.                                                11,816  123,347             0.1%
    DirectCash Payments, Inc.                                  1,573   15,566             0.0%
#   EnerCare, Inc.                                             8,723  101,866             0.1%
    Enghouse Systems, Ltd.                                     2,107   96,085             0.1%
    Equitable Group, Inc.                                        200    8,874             0.0%
    Evertz Technologies, Ltd.                                  3,300   39,698             0.0%
    Exco Technologies, Ltd.                                    4,161   46,396             0.1%
    Extendicare, Inc.                                          8,325   54,689             0.1%
    First National Financial Corp.                             1,100   18,701             0.0%
    FirstService Corp.                                         3,609  126,961             0.1%
*   Fortuna Silver Mines, Inc.                                16,700   43,551             0.1%
#   Gamehost, Inc.                                               100      788             0.0%
#   Gibson Energy, Inc.                                       12,218  162,863             0.2%
    Gluskin Sheff + Associates, Inc.                           3,747   63,558             0.1%
*   Great Canadian Gaming Corp.                                5,500   75,922             0.1%
    High Liner Foods, Inc.                                     3,616   35,646             0.0%
#   Home Capital Group, Inc.                                   1,799   43,819             0.1%
#   Horizon North Logistics, Inc.                              7,940   13,662             0.0%
*   IMAX Corp.                                                 6,684  256,599             0.3%
#   Innergex Renewable Energy, Inc.                           10,200   82,530             0.1%
    Intertape Polymer Group, Inc.                              7,146   80,226             0.1%
    K-Bro Linen, Inc.                                            803   30,951             0.0%
*   Kirkland Lake Gold, Inc.                                   7,093   30,106             0.0%
*   Klondex Mines, Ltd.                                       14,738   36,180             0.0%
    Leon's Furniture, Ltd.                                     2,432   26,318             0.0%
    Logistec Corp. Class B                                       300    9,090             0.0%
    Lucara Diamond Corp.                                      30,500   38,487             0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
CANADA -- (Continued)
    MacDonald Dettwiler & Associates, Ltd.                     3,381 $  201,526             0.2%
    Magellan Aerospace Corp.                                   2,900     38,501             0.0%
#   Manitoba Telecom Services, Inc.                            3,115     68,441             0.1%
    Martinrea International, Inc.                             10,585     89,773             0.1%
    Mediagrif Interactive Technologies, Inc.                     800     10,248             0.0%
    Medical Facilities Corp.                                   3,447     44,471             0.1%
*   Mitel Networks Corp.                                       4,451     34,822             0.0%
    Morneau Shepell, Inc.                                      4,800     56,788             0.1%
    MTY Food Group, Inc.                                       1,800     41,738             0.1%
#   Mullen Group, Ltd.                                         9,454    126,236             0.1%
#   New Flyer Industries, Inc.                                 3,683     53,403             0.1%
    North West Co., Inc. (The)                                 5,293    117,388             0.1%
#   Northland Power, Inc.                                     13,327    172,244             0.2%
*   Parex Resources, Inc.                                      3,632     27,276             0.0%
    Parkland Fuel Corp.                                        2,377     41,356             0.1%
    Pason Systems, Inc.                                        8,002    117,741             0.1%
    PHX Energy Services Corp.                                  1,117      2,195             0.0%
#   Premium Brands Holdings Corp.                              2,000     52,570             0.1%
    Richelieu Hardware, Ltd.                                   2,000    105,124             0.1%
*   Richmont Mines, Inc.                                       3,900     11,871             0.0%
#   Ritchie Bros Auctioneers, Inc.                             9,291    241,157             0.3%
#   Russel Metals, Inc.                                        6,200     96,727             0.1%
*   Sandvine Corp.                                            14,532     29,784             0.0%
*   SEMAFO, Inc.                                              28,600     64,960             0.1%
    ShawCor, Ltd.                                              1,717     36,438             0.0%
    Sienna Senior Living, Inc.                                 2,700     35,846             0.0%
    Stantec, Inc.                                              9,360    234,931             0.3%
    Stella-Jones, Inc.                                         5,300    195,041             0.2%
#   Student Transportation, Inc.                               7,455     30,958             0.0%
#   Superior Plus Corp.                                       13,538    110,573             0.1%
    Toromont Industries, Ltd.                                  9,053    235,602             0.3%
    Total Energy Services, Inc.                                1,161     13,025             0.0%
    Transcontinental, Inc. Class A                             4,900     75,509             0.1%
    TransForce, Inc.                                           8,287    162,115             0.2%
#   Trilogy Energy Corp.                                       4,992     16,798             0.0%
#   Wajax Corp.                                                1,408     25,832             0.0%
#   Western Forest Products, Inc.                             45,028     66,461             0.1%
    Westjet Airlines, Ltd.                                       700     12,955             0.0%
    Westshore Terminals Investment Corp.                       6,441    107,432             0.1%
    Whistler Blackcomb Holdings, Inc.                            800     12,340             0.0%
    Winpak, Ltd.                                               3,600    108,776             0.1%
    ZCL Composites, Inc.                                       1,000      4,741             0.0%
                                                                     ----------             ---
TOTAL CANADA                                                          6,754,852             7.3%
                                                                     ----------             ---
CHINA -- (0.1%)
    Nexteer Automotive Group, Ltd.                            75,000     79,631             0.1%
                                                                     ----------             ---
DENMARK -- (1.7%)
    Ambu A.S. Class B                                          2,684     72,724             0.1%
    DFDS A.S.                                                  3,783    114,892             0.1%
    GN Store Nord A.S.                                        22,057    402,312             0.4%
    PER Aarsleff A.S. Class B                                    227     76,180             0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
DENMARK -- (Continued)
    Royal Unibrew A.S.                                         5,905 $  233,823             0.3%
    SimCorp A.S.                                               6,294    308,808             0.3%
*   Topdanmark A.S.                                           11,942    317,778             0.4%
*   William Demant Holding A.S.                                2,466    214,240             0.2%
                                                                     ----------             ---
TOTAL DENMARK                                                         1,740,757             1.9%
                                                                     ----------             ---
FINLAND -- (2.1%)
    Caverion Corp.                                             3,637     31,666             0.0%
    Elisa Oyj                                                 16,557    623,806             0.7%
    F-Secure Oyj                                               4,110     12,278             0.0%
    Huhtamaki Oyj                                              1,303     45,969             0.1%
#   Konecranes Oyj                                             3,363     90,156             0.1%
    Lassila & Tikanoja Oyj                                     3,399     65,760             0.1%
    Metso Oyj                                                  6,272    153,552             0.2%
*   Oriola-KD Oyj Class B                                     17,922     87,576             0.1%
    Orion Oyj Class A                                          3,445    122,431             0.1%
    Orion Oyj Class B                                         13,019    465,005             0.5%
    Outotec Oyj                                                  548      1,885             0.0%
    Ponsse Oy                                                  1,593     30,508             0.0%
    Ramirent Oyj                                               5,723     44,479             0.0%
    Revenio Group Oyj                                            746     23,387             0.0%
    Tieto Oyj                                                  5,864    150,372             0.2%
    Tikkurila Oyj                                              5,110     93,797             0.1%
    Uponor Oyj                                                 6,098     81,187             0.1%
                                                                     ----------             ---
TOTAL FINLAND                                                         2,123,814             2.3%
                                                                     ----------             ---
FRANCE -- (4.3%)
    Akka Technologies                                            806     22,232             0.0%
    Albioma SA                                                   577      9,380             0.0%
    Alten SA                                                   2,425    125,707             0.1%
    Altran Technologies SA                                     6,841     85,282             0.1%
    Bastide le Confort Medical                                   488      9,570             0.0%
    BioMerieux                                                 1,292    150,096             0.2%
    Boiron SA                                                    704     62,231             0.1%
    Burelle SA                                                    13      9,578             0.0%
*   Cegedim SA                                                   589     20,842             0.0%
    Cegid Group SA                                               223     10,486             0.0%
    Elior                                                      4,696     89,034             0.1%
    Eurofins Scientific SE                                     1,101    398,274             0.4%
    Euronext NV                                                2,476    108,738             0.1%
    Faurecia                                                   7,509    296,820             0.3%
#*  GameLoft SE                                                4,576     26,093             0.0%
    Gaztransport Et Technigaz SA                               1,565     78,298             0.1%
    Groupe Crit                                                  163      8,835             0.0%
    Guerbet                                                      706     47,886             0.1%
    Haulotte Group SA                                            605      8,564             0.0%
    Imerys SA                                                    412     28,193             0.0%
    Ipsen SA                                                   3,952    249,244             0.3%
    Lectra                                                     3,152     37,187             0.1%
    LISI                                                       1,963     47,921             0.1%
    Metropole Television SA                                    5,668    109,028             0.1%
    Montupet                                                     886     69,457             0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
FRANCE -- (Continued)
    Neopost SA                                                 1,107 $   27,503             0.0%
    NextRadioTV                                                  543     21,336             0.0%
    Oeneo SA                                                   1,545     10,880             0.0%
    Orpea                                                      2,873    230,481             0.3%
    Plastic Omnium SA                                          6,978    201,420             0.2%
    Saft Groupe SA                                             1,682     43,354             0.1%
    Sartorius Stedim Biotech                                     337    119,000             0.1%
    SEB SA                                                     2,264    229,945             0.3%
    Sopra Steria Group                                           899    102,265             0.1%
*   Ste Industrielle d'Aviation Latecoere SA                   4,285     19,523             0.0%
    Synergie SA                                                1,429     38,233             0.1%
    Technicolor SA                                            34,077    230,457             0.3%
    Teleperformance                                            6,165    483,835             0.5%
    Thermador Groupe                                             311     29,041             0.0%
*   UBISOFT Entertainment                                     10,135    303,658             0.3%
    Vilmorin & Cie SA                                            370     26,068             0.0%
    Virbac SA                                                    442     88,056             0.1%
                                                                     ----------             ---
TOTAL FRANCE                                                          4,314,031             4.7%
                                                                     ----------             ---
GERMANY -- (5.7%)
    Amadeus Fire AG                                              719     59,986             0.1%
    Axel Springer SE                                           3,232    181,637             0.2%
    Basler AG                                                    591     28,925             0.0%
    Bechtle AG                                                 1,283    118,417             0.1%
    Bertrandt AG                                                 537     62,983             0.1%
    CENIT AG                                                     804     15,881             0.0%
    Cewe Stiftung & Co. KGAA                                     665     39,996             0.0%
    CompuGroup Medical AG                                      3,549    104,575             0.1%
*   Constantin Medien AG                                       1,889      3,827             0.0%
    CTS Eventim AG & Co. KGaA                                  6,196    242,508             0.3%
#   Delticom AG                                                  277      6,392             0.0%
*   Dialog Semiconductor P.L.C.                                9,177    339,501             0.4%
    Dr Hoenle AG                                                 472     12,994             0.0%
    Drillisch AG                                               6,362    328,092             0.4%
    Duerr AG                                                   3,063    255,034             0.3%
    ElringKlinger AG                                           1,205     26,962             0.0%
    Fielmann AG                                                3,292    230,469             0.3%
    Freenet AG                                                 2,346     79,139             0.1%
    Fuchs Petrolub SE                                          3,249    134,487             0.1%
    Gerresheimer AG                                            3,697    288,273             0.3%
#   GFT Technologies SE                                        3,181     93,811             0.1%
    Hamburger Hafen und Logistik AG                            2,185     31,604             0.0%
*   Heidelberger Druckmaschinen AG                            11,873     34,085             0.0%
    Homag Group AG                                               657     25,399             0.0%
    Init Innovation In Traffic Systems AG                        385      8,606             0.0%
    KION Group AG                                              2,517    113,421             0.1%
    Krones AG                                                  1,723    207,233             0.2%
#   KUKA AG                                                    3,204    270,763             0.3%
    KWS Saat SE                                                  107     34,595             0.0%
    MTU Aero Engines AG                                        5,740    530,999             0.6%
    Nemetschek AG                                              3,181    137,104             0.1%
*   Nordex SE                                                  8,381    273,759             0.3%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
GERMANY -- (Continued)
    Norma Group SE                                              3,608 $  185,029             0.2%
    OHB SE                                                        467      9,865             0.0%
    Pfeiffer Vacuum Technology AG                                 571     71,108             0.1%
#   R Stahl AG                                                    254      8,108             0.0%
    Rational AG                                                   440    174,610             0.2%
    SAF-Holland SA                                              4,600     67,139             0.1%
#   Schaltbau Holding AG                                          791     44,048             0.0%
    Sixt SE                                                     1,101     61,406             0.1%
    Stada Arzneimittel AG                                       2,567     97,655             0.1%
    STRATEC Biomedical AG                                         450     26,207             0.0%
    Stroeer SE                                                  2,646    166,950             0.2%
    Takkt AG                                                    4,021     74,672             0.1%
    Wacker Chemie AG                                            1,587    139,270             0.2%
    Washtec AG                                                  1,821     56,715             0.1%
    Wincor Nixdorf AG                                           3,832    196,547             0.2%
    XING AG                                                       336     66,324             0.1%
                                                                      ----------             ---
TOTAL GERMANY                                                          5,767,110             6.2%
                                                                      ----------             ---
HONG KONG -- (2.9%)
    APT Satellite Holdings, Ltd.                               45,750     45,069             0.1%
    Asia Satellite Telecommunications Holdings, Ltd.              500        743             0.0%
#   ASM Pacific Technology, Ltd.                               22,300    158,344             0.2%
    Aupu Group Holding Co., Ltd.                               60,000     16,053             0.0%
#   Bonjour Holdings, Ltd.                                     77,000      3,024             0.0%
*   Brightoil Petroleum Holdings, Ltd.                        140,000     49,826             0.1%
    Cafe de Coral Holdings, Ltd.                               42,000    142,062             0.2%
*   China Beidahuang Industry Group Holdings, Ltd. Class A     64,000     14,689             0.0%
#*  China Smarter Energy Group Holdings, Ltd.                 354,000     30,565             0.0%
    Chow Sang Sang Holdings International, Ltd.                30,000     58,283             0.1%
    CITIC Telecom International Holdings, Ltd.                148,000     61,355             0.1%
*   Convoy Financial Holdings, Ltd.                           252,000     13,921             0.0%
#   CW Group Holdings, Ltd.                                    22,500     11,045             0.0%
#   Emperor Capital Group, Ltd.                               150,000     12,458             0.0%
#   Fairwood Holdings, Ltd.                                     8,000     24,734             0.0%
    Future Bright Holdings, Ltd.                               30,000      3,544             0.0%
*   GCL New Energy Holdings, Ltd.                              60,000      4,314             0.0%
    Giordano International, Ltd.                              132,000     71,341             0.1%
    Haitong International Securities Group, Ltd.              162,162     90,235             0.1%
    Hong Kong Aircraft Engineering Co., Ltd.                    3,200     25,986             0.0%
    Hutchison Telecommunications Hong Kong Holdings, Ltd.     130,000     47,632             0.1%
*   iOne Holdings, Ltd.                                       180,000      6,817             0.0%
    Johnson Electric Holdings, Ltd.                            38,375    140,205             0.2%
    L'Occitane International SA                                38,500     77,424             0.1%
    Lifestyle International Holdings, Ltd.                     63,500     91,667             0.1%
    Luk Fook Holdings International, Ltd.                      42,000    108,076             0.1%
*   Macau Legend Development, Ltd.                            193,000     27,515             0.0%
    Man Wah Holdings, Ltd.                                     54,400     62,145             0.1%
*   Mason Financial Holdings, Ltd.                            440,000     16,469             0.0%
    NagaCorp, Ltd.                                            138,000     97,416             0.1%
#   Newocean Energy Holdings, Ltd.                             92,000     37,461             0.0%
    Pacific Textiles Holdings, Ltd.                            69,000     98,320             0.1%
#   Paradise Entertainment, Ltd.                               36,000      6,341             0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
HONG KONG -- (Continued)
    PCCW, Ltd.                                                379,000 $  203,097             0.2%
#   SA SA International Holdings, Ltd.                        118,000     37,548             0.0%
#   Shenyin Wanguo HK, Ltd.                                    35,000     15,351             0.0%
    Sitoy Group Holdings, Ltd.                                 26,000     12,429             0.0%
    SmarTone Telecommunications Holdings, Ltd.                 39,500     69,420             0.1%
    Stella International Holdings, Ltd.                        53,500    132,128             0.1%
    Television Broadcasts, Ltd.                                39,200    142,612             0.2%
    Texwinca Holdings, Ltd.                                    54,000     52,273             0.1%
    Tradelink Electronic Commerce, Ltd.                        60,000     12,570             0.0%
*   United Laboratories International Holdings, Ltd. (The)     24,000     12,744             0.0%
#   Value Partners Group, Ltd.                                 91,000     96,594             0.1%
    Varitronix International, Ltd.                             17,000     11,598             0.0%
    Vitasoy International Holdings, Ltd.                       98,000    162,685             0.2%
    VTech Holdings, Ltd.                                       18,400    222,805             0.2%
    Xinyi Glass Holdings, Ltd.                                212,000    110,102             0.1%
                                                                      ----------             ---
TOTAL HONG KONG                                                        2,949,035             3.2%
                                                                      ----------             ---
IRELAND -- (0.9%)
    Glanbia P.L.C.                                              4,714     91,347             0.1%
    Irish Continental Group P.L.C.                             19,445    105,634             0.1%
    Paddy Power P.L.C.                                          5,762    666,705             0.7%
                                                                      ----------             ---
TOTAL IRELAND                                                            863,686             0.9%
                                                                      ----------             ---
ISRAEL -- (0.7%)
*   Cellcom Israel, Ltd.                                        4,942     36,772             0.1%
*   Compugen, Ltd.                                              3,635     22,539             0.0%
    Delek Automotive Systems, Ltd.                              5,430     51,563             0.1%
    Delta-Galil Industries, Ltd.                                  822     25,856             0.0%
    Electra, Ltd.                                                  87     11,055             0.0%
*   EZchip Semiconductor, Ltd.                                    888     21,644             0.0%
    Frutarom Industries, Ltd.                                   3,959    170,961             0.2%
    IDI Insurance Co., Ltd.                                       100      5,007             0.0%
    Ituran Location and Control, Ltd.                           1,416     29,066             0.0%
    Matrix IT, Ltd.                                             3,585     22,035             0.0%
*   Naphtha Israel Petroleum Corp., Ltd.                        1,629      9,294             0.0%
*   Nova Measuring Instruments, Ltd.                            2,023     21,101             0.0%
*   Oil Refineries, Ltd.                                       87,374     31,931             0.1%
    Osem Investments, Ltd.                                      2,056     39,799             0.1%
*   Partner Communications Co., Ltd.                            6,476     29,323             0.0%
    Paz Oil Co., Ltd.                                             212     31,582             0.0%
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.          573     26,997             0.0%
    Sapiens International Corp. NV                              1,504     17,746             0.0%
    Shikun & Binui, Ltd.                                       27,147     49,540             0.1%
*   Shufersal, Ltd.                                             3,705     10,579             0.0%
*   Strauss Group, Ltd.                                         3,719     53,276             0.1%
                                                                      ----------             ---
TOTAL ISRAEL                                                             717,666             0.8%
                                                                      ----------             ---
ITALY -- (3.6%)
#   Amplifon SpA                                               11,932     92,785             0.1%
*   Autogrill SpA                                              16,974    158,003             0.2%
    Azimut Holding SpA                                         15,666    376,814             0.4%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
ITALY -- (Continued)
    Banca Generali SpA                                         7,530 $  231,922             0.3%
    Banca IFIS SpA                                             2,809     69,288             0.1%
    BasicNet SpA                                               2,560     11,173             0.0%
    Biesse SpA                                                 2,003     32,801             0.0%
    Brembo SpA                                                 3,831    168,855             0.2%
    Brunello Cucinelli SpA                                     3,099     56,053             0.1%
    De'Longhi SpA                                              6,832    167,126             0.2%
    DiaSorin SpA                                               2,679    119,947             0.1%
    FinecoBank Banca Fineco SpA                               18,105    136,836             0.1%
#   Gruppo MutuiOnline SpA                                     1,552     14,400             0.0%
    Industria Macchine Automatiche SpA                         2,491    128,615             0.1%
*   Juventus Football Club SpA                                44,082     12,630             0.0%
    La Doria SpA                                               2,347     31,645             0.0%
#*  Maire Tecnimont SpA                                       14,631     42,120             0.0%
    MARR SpA                                                   5,424    110,409             0.1%
    Moncler SpA                                               16,942    272,511             0.3%
#   Piaggio & C SpA                                           21,993     54,572             0.1%
    Prysmian SpA                                              24,691    533,209             0.6%
#*  RCS MediaGroup SpA                                        16,150     12,887             0.0%
    Recordati SpA                                             13,126    326,252             0.4%
    Reply SpA                                                    688     87,649             0.1%
    Salini Impregilo SpA                                      15,710     65,049             0.1%
#   Salvatore Ferragamo SpA                                    6,603    179,217             0.2%
    SAVE SpA                                                   1,539     22,455             0.0%
*   Sogefi SpA                                                 8,295     20,056             0.0%
*   Yoox Net-A-Porter Group SpA                                2,451     83,103             0.1%
    Zignago Vetro SpA                                          1,559     10,140             0.0%
                                                                     ----------             ---
TOTAL ITALY                                                           3,628,522             3.9%
                                                                     ----------             ---
JAPAN -- (21.3%)
    Accordia Golf Co., Ltd.                                    9,600     87,036             0.1%
    Aderans Co., Ltd.                                          1,900     13,286             0.0%
    Advan Co., Ltd.                                              700      6,477             0.0%
    Aeon Delight Co., Ltd.                                     2,000     57,616             0.1%
    Ai Holdings Corp.                                          4,300    104,656             0.1%
    Aica Kogyo Co., Ltd.                                       6,400    126,770             0.1%
    Ain Pharmaciez, Inc.                                       2,500    118,347             0.1%
#   Akebono Brake Industry Co., Ltd.                           7,200     21,081             0.0%
    Alinco, Inc.                                               1,100     10,417             0.0%
    Altech Corp.                                               1,000     18,171             0.0%
    Amano Corp.                                                3,300     42,863             0.1%
    Amiyaki Tei Co., Ltd.                                        300     10,666             0.0%
    Amuse, Inc.                                                1,300     52,450             0.1%
    Anest Iwata Corp.                                          3,900     27,548             0.0%
    Anritsu Corp.                                             15,600    101,592             0.1%
    ARCLAND SERVICE Co., Ltd.                                    700     27,933             0.0%
    Arcs Co., Ltd.                                               400      8,064             0.0%
    Artnature, Inc.                                            1,400     13,462             0.0%
    Asahi Co., Ltd.                                              900      8,840             0.0%
    Asahi Holdings, Inc.                                       3,100     45,620             0.1%
    Asahi Intecc Co., Ltd.                                     3,000    115,883             0.1%
#   Asanuma Corp.                                              8,000     20,041             0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    ASKUL Corp.                                                2,800 $102,776             0.1%
#   Atom Corp.                                                 6,500   35,132             0.0%
    Avex Group Holdings, Inc.                                  3,900   45,975             0.1%
    Axell Corp.                                                  900   10,207             0.0%
    Axial Retailing, Inc.                                      1,800   66,964             0.1%
    Belc Co., Ltd.                                             1,000   37,314             0.0%
    Benefit One, Inc.                                          1,800   31,510             0.0%
#   Bic Camera, Inc.                                          10,400   84,616             0.1%
    BML, Inc.                                                  1,200   35,339             0.0%
#   Broadleaf Co., Ltd.                                        3,300   37,800             0.0%
    BRONCO BILLY Co., Ltd.                                     1,400   26,953             0.0%
    Bunka Shutter Co., Ltd.                                    8,000   62,105             0.1%
    C Uyemura & Co., Ltd.                                        500   26,055             0.0%
    Calsonic Kansei Corp.                                     12,000   95,636             0.1%
#   Can Do Co., Ltd.                                           1,100   14,443             0.0%
    Canon Electronics, Inc.                                    1,200   20,469             0.0%
    Capcom Co., Ltd.                                           6,300  132,835             0.2%
    Central Sports Co., Ltd.                                     900   16,797             0.0%
    CHIMNEY Co., Ltd.                                          1,500   38,370             0.1%
    CKD Corp.                                                  7,100   64,558             0.1%
    Clarion Co., Ltd.                                         14,000   47,957             0.1%
    CMIC Holdings Co., Ltd.                                      600    7,479             0.0%
#*  COLOPL, Inc.                                               5,200   84,948             0.1%
#   Colowide Co., Ltd.                                         6,200   84,036             0.1%
    COMSYS Holdings Corp.                                      7,500   97,962             0.1%
    CONEXIO Corp.                                              3,900   39,330             0.1%
#   COOKPAD, Inc.                                              5,100   97,045             0.1%
    Create Restaurants Holdings, Inc.                            900   23,361             0.0%
    CREATE SD HOLDINGS Co., Ltd.                               1,000   58,880             0.1%
    Cresco, Ltd.                                                 700   11,147             0.0%
#   CROOZ, Inc.                                                  700   15,323             0.0%
    DA Consortium, Inc.                                        3,300   12,919             0.0%
    Daido Metal Co., Ltd.                                      3,500   32,787             0.0%
    Daifuku Co., Ltd.                                          9,300  137,638             0.2%
    Daihen Corp.                                              12,000   59,671             0.1%
    Daiho Corp.                                                9,000   39,642             0.1%
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                       200    7,935             0.0%
    Daiichikosho Co., Ltd.                                     4,000  133,408             0.2%
#   Daiken Medical Co., Ltd.                                     800    6,811             0.0%
    Daikokutenbussan Co., Ltd.                                   700   24,046             0.0%
#   Daio Paper Corp.                                           9,000   88,790             0.1%
    Daito Pharmaceutical Co., Ltd.                             1,100   26,346             0.0%
    Denka Co., Ltd.                                           27,000  125,294             0.1%
    Descente, Ltd.                                             3,400   43,525             0.1%
    Digital Arts, Inc.                                         2,100   35,386             0.0%
    Digital Garage, Inc.                                       3,900   60,762             0.1%
    DMG Mori Co., Ltd.                                         7,600  108,161             0.1%
#   Dr Ci:Labo Co., Ltd.                                       3,000   54,065             0.1%
    DTS Corp.                                                  2,400   56,731             0.1%
    Eagle Industry Co., Ltd.                                   3,000   60,326             0.1%
    Eiken Chemical Co., Ltd.                                   1,000   17,519             0.0%
    Elecom Co., Ltd.                                           1,500   18,192             0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    Elematec Corp.                                             1,000 $ 24,507             0.0%
    en-japan, Inc.                                             1,400   37,336             0.0%
    Enplas Corp.                                               1,300   47,841             0.1%
    EPS Holdings, Inc.                                         2,900   28,411             0.0%
#   F@N Communications, Inc.                                   4,600   32,901             0.0%
#*  FDK Corp.                                                 17,000   17,634             0.0%
#   Financial Products Group Co., Ltd.                         8,100   63,654             0.1%
    FINDEX, Inc.                                                 900    5,982             0.0%
    Foster Electric Co., Ltd.                                  2,600   63,794             0.1%
    FP Corp.                                                   3,100  126,808             0.1%
#   Fudo Tetra Corp.                                          25,500   32,664             0.0%
#   Fuji Kyuko Co., Ltd.                                       7,000   66,612             0.1%
    Fuji Pharma Co., Ltd.                                        700   12,215             0.0%
    Fuji Seal International, Inc.                              2,200   74,691             0.1%
    Fujibo Holdings, Inc.                                     15,000   27,680             0.0%
    Fujimori Kogyo Co., Ltd.                                   1,300   35,813             0.0%
#   Fujita Kanko, Inc.                                         6,000   23,095             0.0%
    Fujitec Co., Ltd.                                          3,200   34,530             0.0%
    Fujitsu General, Ltd.                                      8,000  100,463             0.1%
    Fukuda Corp.                                               2,000   19,985             0.0%
    Fukushima Industries Corp.                                 1,400   30,398             0.0%
    FULLCAST Holdings Co., Ltd.                                2,100   13,643             0.0%
    Funai Soken Holdings, Inc.                                 2,000   30,683             0.0%
#   Furukawa Battery Co., Ltd. (The)                           4,000   28,231             0.0%
    Furukawa Co., Ltd.                                        11,000   26,011             0.0%
    Fuso Chemical Co., Ltd.                                    1,500   19,016             0.0%
    GCA Savvian Corp.                                          1,000   11,741             0.0%
#   Gecoss Corp.                                                 700    6,034             0.0%
#   Genky Stores, Inc.                                           600   20,604             0.0%
#   Geo Holdings Corp.                                         3,300   49,380             0.1%
    Giken, Ltd.                                                1,000   13,446             0.0%
#   GLOBERIDE, Inc.                                            2,100   27,631             0.0%
    GMO internet, Inc.                                         9,800  138,798             0.2%
    GMO Payment Gateway, Inc.                                  1,400   55,139             0.1%
#   Gree, Inc.                                                11,500   58,252             0.1%
    GS Yuasa Corp.                                            35,000  133,061             0.2%
#   Gulliver International Co., Ltd.                           6,300   63,468             0.1%
#   Gurunavi, Inc.                                             2,800   51,070             0.1%
    Hamakyorex Co., Ltd.                                       1,500   30,287             0.0%
    Happinet Corp.                                             1,300   13,450             0.0%
#   Harmonic Drive Systems, Inc.                               2,200   37,277             0.0%
    Hazama Ando Corp.                                         22,100  130,300             0.1%
    Heiwa Corp.                                                4,700   86,761             0.1%
    Heiwado Co., Ltd.                                          3,200   71,789             0.1%
    Hiday Hidaka Corp.                                         1,700   42,157             0.1%
    Hiramatsu, Inc.                                            1,900   10,041             0.0%
    HIS Co., Ltd.                                              4,200  141,188             0.2%
    Hitachi Kokusai Electric, Inc.                             6,000   82,842             0.1%
    Hitachi Transport System, Ltd.                             3,500   61,615             0.1%
    Hochiki Corp.                                              3,000   29,836             0.0%
    Hokuetsu Industries Co., Ltd.                              3,000   21,038             0.0%
    Hokuto Corp.                                               2,400   46,913             0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
#   Horiba, Ltd.                                               4,600 $181,003             0.2%
    I-Net Corp.                                                1,400   13,770             0.0%
    Ichibanya Co., Ltd.                                        1,100   48,811             0.1%
    Ichikoh Industries, Ltd.                                   7,000   12,048             0.0%
    ICHINEN HOLDINGS Co., Ltd.                                 1,400   12,069             0.0%
    Ichiyoshi Securities Co., Ltd.                             1,100   10,121             0.0%
    Iino Kaiun Kaisha, Ltd.                                    7,900   35,723             0.0%
#   Ikyu Corp.                                                 2,300   43,625             0.1%
    Infocom Corp.                                              2,500   21,691             0.0%
    Information Services International-Dentsu, Ltd.            1,800   28,124             0.0%
    Intage, Inc.                                               1,900   26,958             0.0%
    Internet Initiative Japan, Inc.                            3,600   67,372             0.1%
#   Iriso Electronics Co., Ltd.                                1,100   48,506             0.1%
    IT Holdings Corp.                                          6,000  148,325             0.2%
#   Ito En, Ltd.                                               5,600  116,975             0.1%
    Itochu Enex Co., Ltd.                                      4,900   39,246             0.1%
    Iwatani Corp.                                             22,000  121,799             0.1%
#   Jamco Corp.                                                1,600   67,115             0.1%
#*  Janome Sewing Machine Co., Ltd.                            1,600   11,727             0.0%
    Japan Aviation Electronics Industry, Ltd.                  6,000  106,285             0.1%
*   Japan Communications, Inc.                                 9,700   23,901             0.0%
    JCU Corp.                                                    300   10,629             0.0%
    Jeol, Ltd.                                                 9,000   54,337             0.1%
#   Jin Co., Ltd.                                              1,100   40,649             0.1%
    JP-Holdings, Inc.                                          2,700    7,129             0.0%
    Juki Corp.                                                 2,999   37,050             0.0%
    Justsystems Corp.                                          5,800   45,999             0.1%
#   K's Holdings Corp.                                         4,400  155,279             0.2%
    kabu.com Securities Co., Ltd.                             18,600   61,204             0.1%
    Kakiyasu Honten Co., Ltd.                                  1,500   23,830             0.0%
    Kameda Seika Co., Ltd.                                     1,800   69,869             0.1%
#   Kanamoto Co., Ltd.                                         3,000   60,621             0.1%
    Kanematsu Corp.                                           23,000   37,978             0.0%
    Kanto Denka Kogyo Co., Ltd.                                6,000   46,708             0.1%
#*  Kappa Create Co., Ltd.                                     2,100   20,754             0.0%
    Kasai Kogyo Co., Ltd.                                      2,200   27,343             0.0%
    Kato Works Co., Ltd.                                       4,000   17,161             0.0%
    Kawai Musical Instruments Manufacturing Co., Ltd.            300    5,545             0.0%
    Kenko Mayonnaise Co., Ltd.                                 1,500   19,953             0.0%
*   Kintetsu Department Store Co., Ltd.                        3,000    8,142             0.0%
    Kinugawa Rubber Industrial Co., Ltd.                       2,000   11,156             0.0%
    Kito Corp.                                                 3,000   23,691             0.0%
#*  KLab, Inc.                                                 4,700   47,562             0.1%
*   KNT-CT Holdings Co., Ltd.                                 23,000   53,790             0.1%
#   Kobe Bussan Co., Ltd.                                      1,600   61,628             0.1%
    Kobelco Eco-Solutions Co., Ltd.                            3,000   13,186             0.0%
    Komehyo Co., Ltd.                                            500    9,726             0.0%
    Komeri Co., Ltd.                                           3,100   66,277             0.1%
#   Koshidaka Holdings Co., Ltd.                               1,100   19,913             0.0%
    Kotobuki Spirits Co., Ltd.                                   600   20,932             0.0%
    Kourakuen Holdings Corp.                                     900   11,469             0.0%
    Kumagai Gumi Co., Ltd.                                    42,000  125,836             0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    Kura Corp.                                                 1,400 $ 42,310             0.1%
    Kuroda Electric Co., Ltd.                                  1,900   38,487             0.1%
    Kusuri No Aoki Co., Ltd.                                   2,000   95,256             0.1%
    Kyokuto Securities Co., Ltd.                               2,500   32,223             0.0%
#   Kyoritsu Maintenance Co., Ltd.                             1,560  107,028             0.1%
    Kyoto Kimono Yuzen Co., Ltd.                               1,500   12,171             0.0%
    Kyowa Exeo Corp.                                             100    1,044             0.0%
#   Kyudenko Corp.                                             4,000   82,451             0.1%
#   LAC Co., Ltd.                                                800    9,685             0.0%
*   Laox Co., Ltd.                                             3,000    8,383             0.0%
    Lasertec Corp.                                             2,600   28,374             0.0%
*   Leopalace21 Corp.                                         31,200  166,231             0.2%
    Life Corp.                                                 2,300   57,577             0.1%
#   Link And Motivation, Inc.                                 13,100   14,371             0.0%
    Lion Corp.                                                20,000  192,806             0.2%
*   Livesense, Inc.                                            1,000    3,655             0.0%
    Maeda Road Construction Co., Ltd.                          7,000  127,242             0.1%
#   Mandom Corp.                                                 400   15,873             0.0%
    Mani, Inc.                                                 3,000   54,675             0.1%
    Maruha Nichiro Corp.                                       1,800   27,014             0.0%
#   Marvelous, Inc.                                            4,000   32,001             0.0%
    Matsumotokiyoshi Holdings Co., Ltd.                          800   34,253             0.0%
    Matsuya Co., Ltd.                                          4,100   49,737             0.1%
    Matsuya Foods Co., Ltd.                                      700   14,160             0.0%
#   MEC Co., Ltd.                                              2,800   16,455             0.0%
    Megmilk Snow Brand Co., Ltd.                               3,500   72,730             0.1%
    Meidensha Corp.                                           19,000   66,828             0.1%
    Meiji Shipping Co., Ltd.                                   5,700   25,520             0.0%
    Meiko Network Japan Co., Ltd.                              2,100   24,932             0.0%
    Meitec Corp.                                               3,400  123,480             0.1%
#   Message Co., Ltd.                                          1,700   41,901             0.1%
#   Micronics Japan Co., Ltd.                                  3,800   38,463             0.1%
    Milbon Co., Ltd.                                           1,280   47,777             0.1%
#   Ministop Co., Ltd.                                           900   16,628             0.0%
    Misawa Homes Co., Ltd.                                     1,900   11,432             0.0%
    Mitani Sekisan Co., Ltd.                                     700    9,585             0.0%
    Mitsuba Corp.                                              3,400   53,406             0.1%
    Mitsubishi Pencil Co., Ltd.                                2,000   89,551             0.1%
    Mitsubishi Research Institute, Inc.                        1,100   27,251             0.0%
    Mitsuboshi Belting, Ltd.                                   2,000   16,626             0.0%
    Monogatari Corp. (The)                                       300   12,754             0.0%
#   MORESCO Corp.                                              1,000   12,986             0.0%
    Morinaga & Co., Ltd.                                      24,000  122,216             0.1%
#   Morita Holdings Corp.                                      2,000   21,342             0.0%
    MTI, Ltd.                                                  4,000   25,537             0.0%
    Musashi Seimitsu Industry Co., Ltd.                        2,300   46,684             0.1%
    Nachi-Fujikoshi Corp.                                     19,000   85,295             0.1%
    Nakanishi, Inc.                                            2,300   78,422             0.1%
    NEC Networks & System Integration Corp.                    2,100   39,337             0.1%
*   New Japan Radio Co., Ltd.                                  4,000   17,735             0.0%
#   Next Co., Ltd.                                             4,200   31,176             0.0%
    Nichi-iko Pharmaceutical Co., Ltd.                         4,900  135,996             0.2%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
    Nichias Corp.                                             11,000 $ 69,329             0.1%
    Nichii Gakkan Co.                                          3,800   26,234             0.0%
    Nichirei Corp.                                            29,000  188,631             0.2%
    Nifco, Inc.                                                4,900  188,891             0.2%
#   Nihon Chouzai Co., Ltd.                                    1,200   52,336             0.1%
#   Nihon House Holdings Co., Ltd.                             7,400   29,780             0.0%
#   Nihon Kohden Corp.                                         8,400  163,529             0.2%
    Nihon M&A Center, Inc.                                     4,000  164,993             0.2%
#   Nihon Nohyaku Co., Ltd.                                    6,200   40,334             0.1%
    Nihon Trim Co., Ltd.                                         400   14,916             0.0%
    Nihon Unisys, Ltd.                                         4,500   49,441             0.1%
    Nikkiso Co., Ltd.                                          6,100   49,235             0.1%
    Nippon Carbide Industries Co., Inc.                        3,000    4,640             0.0%
    Nippon Chemiphar Co., Ltd.                                 5,000   24,445             0.0%
    Nippon Gas Co., Ltd.                                       3,600   91,047             0.1%
    Nippon Kanzai Co., Ltd.                                    1,400   21,555             0.0%
    Nippon Kayaku Co., Ltd.                                   13,000  135,626             0.2%
#   Nippon Parking Development Co., Ltd.                      20,400   23,369             0.0%
    Nippon Suisan Kaisha, Ltd.                                25,800   86,436             0.1%
    Nipro Corp.                                               13,700  153,582             0.2%
    Nishio Rent All Co., Ltd.                                  1,500   34,911             0.0%
    Nissan Shatai Co., Ltd.                                      800    9,225             0.0%
#   Nissei ASB Machine Co., Ltd.                                 800   16,343             0.0%
    Nissei Build Kogyo Co., Ltd.                               6,000   18,351             0.0%
#   Nissha Printing Co., Ltd.                                  3,000   65,240             0.1%
#   Nissin Kogyo Co., Ltd.                                     3,700   56,910             0.1%
    Nitto Boseki Co., Ltd.                                    14,000   42,167             0.1%
    Nitto Kogyo Corp.                                          2,600   50,177             0.1%
    Nittoc Construction Co., Ltd.                              2,300   10,237             0.0%
    NOF Corp.                                                  4,000   28,591             0.0%
    Nohmi Bosai, Ltd.                                          3,000   37,182             0.0%
#   Nojima Corp.                                               2,900   34,275             0.0%
    Nomura Co., Ltd.                                           3,800   51,352             0.1%
    NS Solutions Corp.                                         1,700   82,970             0.1%
    NS United Kaiun Kaisha, Ltd.                               8,000   16,043             0.0%
    Nuflare Technology, Inc.                                     300   13,402             0.0%
    Obara Group, Inc.                                          1,700   71,131             0.1%
    Obayashi Road Corp.                                        2,000   14,104             0.0%
    Ohashi Technica, Inc.                                      1,000   11,251             0.0%
    Ohsho Food Service Corp.                                     900   30,022             0.0%
    Okabe Co., Ltd.                                            2,500   19,910             0.0%
#   Okasan Securities Group, Inc.                              7,000   41,143             0.1%
    Oki Electric Industry Co., Ltd.                           95,000  160,345             0.2%
    Okinawa Cellular Telephone Co.                             1,100   30,715             0.0%
#   OKUMA Corp.                                                4,000   32,074             0.0%
    Open House Co., Ltd.                                       3,000   54,727             0.1%
    OSAKA Titanium Technologies Co., Ltd.                      2,100   57,110             0.1%
    OSG Corp.                                                  8,100  152,362             0.2%
#   Outsourcing, Inc.                                          1,200   21,820             0.0%
    Pack Corp. (The)                                           1,000   23,703             0.0%
    Pal Co., Ltd.                                              1,700   38,004             0.0%
    Paramount Bed Holdings Co., Ltd.                           1,000   32,075             0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
#   Pasona Group, Inc.                                         2,300 $ 17,522             0.0%
#   PC Depot Corp.                                             3,500   25,580             0.0%
    Penta-Ocean Construction Co., Ltd.                        31,200  141,685             0.2%
    PIA Corp.                                                    600   10,845             0.0%
    Pilot Corp.                                                3,500  148,191             0.2%
    Plenus Co., Ltd.                                           2,500   38,660             0.1%
    Point, Inc.                                                1,900  106,960             0.1%
    Pressance Corp.                                              800   32,001             0.0%
    Prestige International, Inc.                               2,000   19,550             0.0%
    Prima Meat Packers, Ltd.                                  14,000   39,109             0.1%
#   Proto Corp.                                                  700    9,082             0.0%
    Qol Co., Ltd.                                                800    9,461             0.0%
    Raito Kogyo Co., Ltd.                                      5,300   50,686             0.1%
#*  Rasa Industries, Ltd.                                     10,000   11,279             0.0%
    Raysum Co., Ltd.                                           2,000   19,957             0.0%
    Relo Holdings, Inc.                                        1,200  129,030             0.1%
    Renaissance, Inc.                                          1,100   11,520             0.0%
    Ringer Hut Co., Ltd.                                       2,200   44,870             0.1%
    Riso Kagaku Corp.                                          1,500   27,208             0.0%
    Rohto Pharmaceutical Co., Ltd.                            10,500  173,234             0.2%
    Roland DG Corp.                                              900   20,511             0.0%
    Round One Corp.                                            5,300   23,940             0.0%
    Royal Holdings Co., Ltd.                                   3,500   61,472             0.1%
#   S Foods, Inc.                                              1,700   29,551             0.0%
    Sac's Bar Holdings, Inc.                                   1,800   28,562             0.0%
    Saizeriya Co., Ltd.                                        3,800   86,132             0.1%
#   Sakai Moving Service Co., Ltd.                               800   39,975             0.1%
    Sakata INX Corp.                                             600    5,473             0.0%
    San-A Co., Ltd.                                            1,900   80,685             0.1%
    Sanken Electric Co., Ltd.                                 12,000   41,707             0.1%
#   Sankyu, Inc.                                              29,000  163,364             0.2%
    Sanwa Holdings Corp.                                      21,000  169,864             0.2%
    Sanyo Denki Co., Ltd.                                      2,000   12,181             0.0%
    Sapporo Holdings, Ltd.                                    34,000  140,127             0.2%
#   Sato Holdings Corp.                                        3,400   73,915             0.1%
#   Sato Restaurant Systems Co., Ltd.                          4,700   33,820             0.0%
    SBS Holdings, Inc.                                         1,700   15,691             0.0%
    SCREEN Holdings Co., Ltd.                                 22,000  129,983             0.1%
    Seikitokyu Kogyo Co., Ltd.                                 6,400   31,363             0.0%
    Seiko Holdings Corp.                                      19,000  123,784             0.1%
    Seiren Co., Ltd.                                           4,600   54,123             0.1%
#   Senko Co., Ltd.                                           11,000   76,140             0.1%
#   Septeni Holdings Co., Ltd.                                 1,800   33,334             0.0%
    Seria Co., Ltd.                                            2,100   89,297             0.1%
    Shibuya Kogyo Co., Ltd.                                    1,100   16,937             0.0%
    Shinmaywa Industries, Ltd.                                10,000  109,168             0.1%
    Shinnihon Corp.                                            6,000   28,428             0.0%
    Shinoken Group Co., Ltd.                                   1,100   16,212             0.0%
    Shinwa Co., Ltd.                                             400    5,620             0.0%
    Ship Healthcare Holdings, Inc.                             5,200  125,961             0.1%
    Shoei Co., Ltd.                                            1,200   20,725             0.0%
    Showa Sangyo Co., Ltd.                                     6,000   22,559             0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
JAPAN -- (Continued)
#   Siix Corp.                                                 1,500 $ 42,214             0.1%
#   Sinko Industries, Ltd.                                     1,400   14,853             0.0%
    SMS Co., Ltd.                                              2,200   36,541             0.0%
    Software Service, Inc.                                       300   11,308             0.0%
    Sogo Medical Co., Ltd.                                     1,200   44,474             0.1%
    Sparx Group Co., Ltd.                                     16,500   44,313             0.1%
    St Marc Holdings Co., Ltd.                                 1,600   47,563             0.1%
    Starts Corp., Inc.                                         2,700   42,336             0.1%
    Studio Alice Co., Ltd.                                     1,300   24,390             0.0%
#   Sumida Corp.                                               1,500   10,014             0.0%
    Sumitomo Densetsu Co., Ltd.                                  800   10,489             0.0%
#   Sumitomo Mitsui Construction Co., Ltd.                    87,000   84,519             0.1%
    Sumitomo Osaka Cement Co., Ltd.                           42,000  161,848             0.2%
    Sumitomo Real Estate Sales Co., Ltd.                       1,100   25,341             0.0%
    Sun Frontier Fudousan Co., Ltd.                            1,900   15,336             0.0%
    Systena Corp.                                              1,300   12,632             0.0%
    T-Gaia Corp.                                               2,400   36,591             0.0%
    Tabuchi Electric Co., Ltd.                                 3,800   26,008             0.0%
    Tadano, Ltd.                                              12,000  143,345             0.2%
    Taisei Lamick Co., Ltd.                                      600   14,355             0.0%
#   Taiyo Holdings Co., Ltd.                                   1,800   61,864             0.1%
#   Taiyo Yuden Co., Ltd.                                     13,600  191,503             0.2%
    Takara Leben Co., Ltd.                                    12,100   62,907             0.1%
    Takeei Corp.                                               1,400   13,507             0.0%
    Takeuchi Manufacturing Co., Ltd.                           4,800   90,417             0.1%
    Takuma Co., Ltd.                                           8,000   63,169             0.1%
    Tamron Co., Ltd.                                           1,900   37,947             0.0%
#   TASAKI & Co., Ltd.                                         2,500   42,303             0.1%
    Tatsuta Electric Wire and Cable Co., Ltd.                  4,200   16,031             0.0%
    Techno Medica Co., Ltd.                                      900   20,550             0.0%
#*  Tobishima Corp.                                           17,400   30,602             0.0%
    Tocalo Co., Ltd.                                             900   18,066             0.0%
    Togami Electric Manufacturing Co., Ltd.                    5,000   29,652             0.0%
*   Toho Titanium Co., Ltd.                                    3,300   43,175             0.1%
    Tokai Corp.                                                1,400   44,857             0.1%
    TOKAI Holdings Corp.                                       8,100   34,351             0.0%
    Tokai Tokyo Financial Holdings, Inc.                      20,000  121,680             0.1%
    Token Corp.                                                1,140   90,455             0.1%
    Toko, Inc.                                                 4,000   11,406             0.0%
    Tokyo Dome Corp.                                          19,000   88,212             0.1%
#*  Tokyo Rope Manufacturing Co., Ltd.                        15,000   23,200             0.0%
    Tokyo Seimitsu Co., Ltd.                                   3,700   81,689             0.1%
    Tokyo Steel Manufacturing Co., Ltd.                       10,900   72,738             0.1%
    Tokyu Construction Co., Ltd.                               8,400   64,017             0.1%
    Tomy Co., Ltd.                                            10,700   53,909             0.1%
#   Topcon Corp.                                               9,500  137,251             0.2%
    Topre Corp.                                                3,500   76,033             0.1%
    Toridoll.corp                                              2,300   29,095             0.0%
    Toshiba Plant Systems & Services Corp.                     2,500   26,779             0.0%
    Tosho Co., Ltd.                                              800   21,114             0.0%
    Totetsu Kogyo Co., Ltd.                                    2,500   54,056             0.1%
    Towa Pharmaceutical Co., Ltd.                              1,100   74,805             0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------ ----------- ---------------
JAPAN -- (Continued)
    Toyo Construction Co., Ltd.                                7,600 $    34,927             0.0%
    Toyobo Co., Ltd.                                          91,000     133,392             0.2%
    TPR Co., Ltd.                                              2,800      68,445             0.1%
    Trancom Co., Ltd.                                          1,000      48,199             0.1%
    Transcosmos, Inc.                                          1,000      27,921             0.0%
    TS Tech Co., Ltd.                                          4,500     123,415             0.1%
    Tsubakimoto Chain Co.                                     15,000     109,909             0.1%
    Tsugami Corp.                                              6,000      29,373             0.0%
    Tsukada Global Holdings, Inc.                              3,000      19,222             0.0%
    Tsukui Corp.                                               3,200      34,366             0.0%
    Tsumura & Co.                                              1,200      28,915             0.0%
    Ulvac, Inc.                                                4,300      76,475             0.1%
    United Arrows, Ltd.                                        2,900     124,935             0.1%
    United Super Markets Holdings, Inc.                        4,400      38,346             0.1%
    Unizo Holdings Co., Ltd.                                   1,300      55,187             0.1%
*   Usen Corp.                                                15,150      40,336             0.1%
*   UT Group Co., Ltd.                                         2,900      15,783             0.0%
    V Technology Co., Ltd.                                       400      13,214             0.0%
    Valor Holdings Co., Ltd.                                   3,900      90,949             0.1%
    VT Holdings Co., Ltd.                                     10,500      64,932             0.1%
#   Wacom Co., Ltd.                                           15,100      56,520             0.1%
    Wakachiku Construction Co., Ltd.                          14,000      17,735             0.0%
    Warabeya Nichiyo Co., Ltd.                                 1,700      33,187             0.0%
#*  WATAMI Co., Ltd.                                           1,500      10,529             0.0%
    Weathernews, Inc.                                            600      19,310             0.0%
    Welcia Holdings Co., Ltd.                                  1,569      77,329             0.1%
#   West Holdings Corp.                                        1,300       7,626             0.0%
    Wowow, Inc.                                                  800      21,889             0.0%
    Yahagi Construction Co., Ltd.                              2,700      23,225             0.0%
    YAMABIKO Corp.                                             3,600      33,130             0.0%
#   Yamaichi Electronics Co., Ltd.                             1,200      10,625             0.0%
    Yamazen Corp.                                              3,800      33,935             0.0%
    Yaoko Co., Ltd.                                            1,800      72,500             0.1%
#   Yomiuri Land Co., Ltd.                                     3,000      10,340             0.0%
    Yonekyu Corp.                                              1,100      20,169             0.0%
    Yuasa Trading Co., Ltd.                                    1,499      34,942             0.0%
#   Yumeshin Holdings Co., Ltd.                                4,900      28,344             0.0%
    Zenrin Co., Ltd.                                           1,700      24,760             0.0%
    Zensho Holdings Co., Ltd.                                 11,900     112,125             0.1%
                                                                     -----------            ----
TOTAL JAPAN                                                           21,575,929            23.3%
                                                                     -----------            ----
NETHERLANDS -- (1.5%)
    Aalberts Industries NV                                    11,760     381,263             0.4%
    Accell Group                                                 679      14,150             0.0%
    AMG Advanced Metallurgical Group NV                        1,976      16,265             0.0%
    Amsterdam Commodities NV                                   2,241      56,393             0.1%
    Arcadis NV                                                 6,727     169,583             0.2%
    BE Semiconductor Industries NV                             3,788      81,765             0.1%
    Beter Bed Holding NV                                       1,428      34,159             0.0%
    Brunel International NV                                    1,480      27,758             0.0%
    Kendrion NV                                                1,589      38,308             0.0%
    Koninklijke Vopak NV                                       4,622     185,668             0.2%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
NETHERLANDS -- (Continued)
    Mota-Engil Africa NV                                         386 $    2,544             0.0%
    Nederland Apparatenfabriek                                   477     15,740             0.0%
    Sligro Food Group NV                                       3,130    114,914             0.1%
    TKH Group NV                                               4,208    159,233             0.2%
*   TomTom NV                                                  9,448    102,459             0.1%
    USG People NV                                              3,566     56,679             0.1%
    Wessanen                                                   4,965     53,331             0.1%
                                                                     ----------             ---
TOTAL NETHERLANDS                                                     1,510,212             1.6%
                                                                     ----------             ---
NEW ZEALAND -- (1.0%)
*   a2 Milk Co., Ltd.                                         86,157     44,250             0.1%
*   Diligent Corp.                                             5,884     23,754             0.0%
    Fisher & Paykel Healthcare Corp., Ltd.                    86,830    456,906             0.5%
    Freightways, Ltd.                                         21,627     86,095             0.1%
    Mainfreight, Ltd.                                         10,881    114,143             0.1%
    NZX, Ltd.                                                 30,863     20,032             0.0%
    Restaurant Brands New Zealand, Ltd.                        9,690     28,068             0.0%
    SKYCITY Entertainment Group, Ltd.                         80,007    217,035             0.2%
    Warehouse Group, Ltd. (The)                                3,001      5,544             0.0%
    Z Energy, Ltd.                                            13,590     61,656             0.1%
                                                                     ----------             ---
TOTAL NEW ZEALAND                                                     1,057,483             1.1%
                                                                     ----------             ---
NORWAY -- (0.8%)
    ABG Sundal Collier Holding ASA                            28,711     21,624             0.0%
    Atea ASA                                                   8,444     78,505             0.1%
    Bakkafrost P/F                                             4,006    128,674             0.1%
    Borregaard ASA                                             2,084     11,106             0.0%
    Ekornes ASA                                                1,958     20,823             0.0%
*   Frontline, Ltd.                                            6,180     19,311             0.0%
    Grieg Seafood ASA                                          2,031      7,255             0.0%
#   Hexagon Composites ASA                                    10,728     16,535             0.0%
    Hoegh LNG Holdings, Ltd.                                   1,513     18,194             0.0%
*   Kongsberg Automotive ASA                                  26,375     15,246             0.0%
#*  Nordic Semiconductor ASA                                  11,766     56,547             0.1%
#*  Norwegian Air Shuttle ASA                                  1,301     47,808             0.1%
#   Opera Software ASA                                         5,602     35,001             0.0%
    Prosafe SE                                                23,384     64,861             0.1%
    Salmar ASA                                                 2,503     40,950             0.1%
    Tomra Systems ASA                                         14,249    152,022             0.2%
    Veidekke ASA                                               8,895    112,995             0.1%
                                                                     ----------             ---
TOTAL NORWAY                                                            847,457             0.9%
                                                                     ----------             ---
PORTUGAL -- (0.6%)
    Altri SGPS SA                                             14,257     67,415             0.1%
    CTT-Correios de Portugal SA                               11,534    131,010             0.2%
    NOS SGPS SA                                               23,690    196,593             0.2%
    Portucel SA                                               50,630    206,123             0.2%
                                                                     ----------             ---
TOTAL PORTUGAL                                                          601,141             0.7%
                                                                     ----------             ---
SINGAPORE -- (0.9%)
*   Boustead Projects, Ltd.                                    9,510      5,733             0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
SINGAPORE -- (Continued)
    Boustead Singapore, Ltd.                                   31,700 $   21,670             0.0%
    Breadtalk Group, Ltd.                                      10,600      8,979             0.0%
    CSE Global, Ltd.                                           16,000      5,648             0.0%
#   CWT, Ltd.                                                  26,000     37,115             0.1%
*   Del Monte Pacific, Ltd.                                    61,800     13,189             0.0%
#   Dyna-Mac Holdings, Ltd.                                    47,900      6,626             0.0%
#   Ezion Holdings, Ltd.                                      133,780     66,609             0.1%
    First Resources, Ltd.                                      52,500     70,327             0.1%
    Fragrance Group, Ltd.                                      47,000      6,440             0.0%
    Innovalues, Ltd.                                           10,500      5,839             0.0%
    Lian Beng Group, Ltd.                                      23,000      8,676             0.0%
    M1, Ltd.                                                   35,500     71,879             0.1%
    Mandarin Oriental International, Ltd.                       1,900      2,904             0.0%
    Nam Cheong, Ltd.                                           80,000      9,556             0.0%
    Olam International, Ltd.                                    8,400     11,959             0.0%
#   OSIM International, Ltd.                                   24,000     23,271             0.0%
    Oxley Holdings, Ltd.                                       21,900      6,540             0.0%
#   Petra Foods, Ltd.                                          28,300     48,854             0.1%
    QAF, Ltd.                                                   9,300      6,926             0.0%
    Raffles Medical Group, Ltd.                                19,901     61,051             0.1%
    SATS, Ltd.                                                 57,300    154,859             0.2%
    Sheng Siong Group, Ltd.                                    45,000     27,239             0.0%
    Singapore Post, Ltd.                                      144,400    194,918             0.2%
    Super Group, Ltd.                                          43,400     27,800             0.0%
    Swissco Holdings, Ltd.                                     37,000      6,819             0.0%
    Venture Corp., Ltd.                                         5,700     33,591             0.0%
                                                                      ----------             ---
TOTAL SINGAPORE                                                          945,017             1.0%
                                                                      ----------             ---
SPAIN -- (2.0%)
    Atresmedia Corp de Medios de Comunicacion SA                5,562     71,232             0.1%
#   Bolsas y Mercados Espanoles SHMSF SA                       10,356    371,551             0.4%
    Cia de Distribucion Integral Logista Holdings SA            1,716     34,253             0.0%
    Cie Automotive SA                                           6,425    102,900             0.1%
    Distribuidora Internacional de Alimentacion SA             82,868    526,510             0.6%
    Elecnor SA                                                     71        628             0.0%
*   Fomento de Construcciones y Contratas SA                    8,681     66,087             0.1%
    Prosegur Cia de Seguridad SA                               31,368    139,568             0.2%
    Tecnicas Reunidas SA                                        3,953    176,054             0.2%
    Vidrala SA                                                     96      4,519             0.0%
    Viscofan SA                                                 5,262    306,907             0.3%
    Zardoya Otis SA                                            16,467    202,478             0.2%
*   Zeltia SA                                                   2,443     10,839             0.0%
                                                                      ----------             ---
TOTAL SPAIN                                                            2,013,526             2.2%
                                                                      ----------             ---
SWEDEN -- (2.5%)
    AddTech AB Class B                                          7,817    110,809             0.1%
    Avanza Bank Holding AB                                      1,788     70,716             0.1%
    Axfood AB                                                   7,944    143,358             0.1%
    Bilia AB Class A                                            3,671     76,945             0.1%
    BioGaia AB Class B                                          1,635     53,056             0.1%
    Byggmax Group AB                                            7,122     57,837             0.1%
    Clas Ohlson AB Class B                                      4,060     61,679             0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                              SHARES  VALUE++   OF NET ASSETS**
                                                              ------ ---------- ---------------
SWEDEN -- (Continued)
    Concentric AB                                              4,270 $   49,396             0.1%
    Haldex AB                                                  4,589     44,290             0.0%
    Industrial & Financial Systems Class B                     2,784    107,552             0.1%
#   Indutrade AB                                               3,316    157,680             0.2%
    Intrum Justitia AB                                         9,133    327,667             0.3%
    ITAB Shop Concept AB Class B                                 341      9,910             0.0%
    JM AB                                                      8,640    244,197             0.3%
    Lagercrantz Group AB Class B                               4,068     30,805             0.0%
    Loomis AB Class B                                          5,560    144,299             0.2%
    NetEnt AB                                                  2,904    164,962             0.2%
#   Nobia AB                                                  13,178    161,393             0.2%
*   Oriflame Holding AG                                        5,265     72,946             0.1%
    Proact IT Group AB                                         1,363     20,621             0.0%
*   RaySearch Laboratories AB                                  2,187     27,504             0.0%
    Sectra AB Class B                                            615      7,567             0.0%
    Sweco AB                                                     649      9,498             0.0%
#   Sweco AB Class B                                           6,537     95,744             0.1%
    Unibet Group P.L.C.                                        3,314    291,870             0.3%
                                                                     ----------             ---
TOTAL SWEDEN                                                          2,542,301             2.8%
                                                                     ----------             ---
SWITZERLAND -- (4.8%)
*   AFG Arbonia-Forster Holding AG                             1,892     18,325             0.0%
    ams AG                                                     9,256    296,194             0.3%
    APG SGA SA                                                   186     74,910             0.1%
    Ascom Holding AG                                           5,479    103,852             0.1%
    Autoneum Holding AG                                          303     55,624             0.1%
    Belimo Holding AG                                             54    115,691             0.1%
    Bossard Holding AG Class A                                   829     80,705             0.1%
    Bucher Industries AG                                         708    161,123             0.2%
    Burckhardt Compression Holding AG                            366    127,518             0.1%
    Burkhalter Holding AG                                        471     50,259             0.1%
    Calida Holding AG                                            540     18,243             0.0%
    Cembra Money Bank AG                                       1,037     61,826             0.1%
    Clariant AG                                               24,426    449,154             0.5%
    Coltene Holding AG                                           294     19,217             0.0%
*   Cosmo Pharmaceuticals SA                                     200     30,731             0.0%
    Daetwyler Holding AG                                         781    109,487             0.1%
    DKSH Holding AG                                            1,674    101,954             0.1%
    dorma+kaba Holding AG Class B                                403    251,291             0.3%
    Feintool International Holding AG                            214     19,930             0.0%
    Flughafen Zuerich AG                                          99     74,931             0.1%
    Forbo Holding AG                                              77     87,564             0.1%
    Galenica AG                                                   99    145,025             0.2%
    Gategroup Holding AG                                       3,103    116,344             0.1%
    Georg Fischer AG                                             538    330,548             0.4%
    Implenia AG                                                  793     39,304             0.0%
    Inficon Holding AG                                           196     56,001             0.1%
    Interroll Holding AG                                          44     34,038             0.0%
    Kardex AG                                                    822     61,357             0.1%
    Kuoni Reisen Holding AG                                       80     16,564             0.0%
    LEM Holding SA                                                97     68,423             0.1%
#   Logitech International SA                                 17,564    258,026             0.3%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
SWITZERLAND -- (Continued)
    Mobilezone Holding AG                                       1,731 $   25,650             0.0%
    OC Oerlikon Corp. AG                                       14,487    139,016             0.2%
    Panalpina Welttransport Holding AG                          1,485    169,543             0.2%
    Rieter Holding AG                                             397     65,461             0.1%
    Schaffner Holding AG                                           87     18,729             0.0%
    Straumann Holding AG                                        1,397    395,297             0.4%
    Temenos Group AG                                            7,977    372,640             0.4%
    U-Blox AG                                                     777    150,091             0.2%
    VZ Holding AG                                                 104     32,387             0.0%
    Ypsomed Holding AG                                            348     45,739             0.0%
                                                                      ----------             ---
TOTAL SWITZERLAND                                                      4,848,712             5.3%
                                                                      ----------             ---
UNITED KINGDOM -- (18.3%)
    4imprint Group P.L.C.                                       1,211     24,129             0.0%
    888 Holdings P.L.C.                                        15,811     39,313             0.0%
    A.G.BARR P.L.C.                                             5,139     41,866             0.0%
    Alent P.L.C.                                               20,011    153,064             0.2%
    Amec Foster Wheeler P.L.C.                                  6,631     72,558             0.1%
#   Ashmore Group P.L.C.                                       21,430     88,946             0.1%
    Aveva Group P.L.C.                                          6,190    195,502             0.2%
    Avon Rubber P.L.C.                                          1,825     31,998             0.0%
    Berendsen P.L.C.                                           19,793    312,066             0.3%
    Betfair Group P.L.C.                                        8,515    423,033             0.5%
    Booker Group P.L.C.                                       167,419    479,512             0.5%
    Brewin Dolphin Holdings P.L.C.                             20,445     84,847             0.1%
    British Polythene Industries P.L.C.                         2,094     24,209             0.0%
    Britvic P.L.C.                                             29,959    322,063             0.4%
    Cable & Wireless Communications P.L.C.                    111,609    126,368             0.1%
*   Carpetright P.L.C.                                          1,575     11,998             0.0%
    Charles Taylor P.L.C.                                       1,167      4,886             0.0%
    Cineworld Group P.L.C.                                      7,817     66,412             0.1%
    Connect Group P.L.C.                                       26,764     68,640             0.1%
    Costain Group P.L.C.                                        3,573     20,740             0.0%
    Croda International P.L.C.                                 11,494    512,713             0.6%
    Daily Mail & General Trust P.L.C.                          33,822    389,655             0.4%
    Dechra Pharmaceuticals P.L.C.                               7,338    109,460             0.1%
    Devro P.L.C.                                                6,427     28,119             0.0%
    Dignity P.L.C.                                              6,156    230,059             0.3%
    Diploma P.L.C.                                             14,294    140,643             0.2%
    Domino's Pizza Group P.L.C.                                21,204    356,347             0.4%
    DS Smith P.L.C.                                            72,668    432,978             0.5%
    Dunelm Group P.L.C.                                        10,593    154,614             0.2%
    E2V Technologies P.L.C.                                    12,291     44,254             0.1%
    Electrocomponents P.L.C.                                   46,194    145,836             0.2%
    Essentra P.L.C.                                            10,822    140,201             0.2%
    esure Group P.L.C.                                         13,805     56,375             0.1%
    Euromoney Institutional Investor P.L.C.                     4,727     69,044             0.1%
    FDM Group Holdings P.L.C.                                   4,350     38,617             0.0%
    Fidessa Group P.L.C.                                        4,830    145,686             0.2%
    Foxtons Group P.L.C.                                        8,541     26,268             0.0%
    Go-Ahead Group P.L.C.                                       5,772    215,515             0.2%
    Greencore Group P.L.C.                                     50,322    233,982             0.3%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
UNITED KINGDOM -- (Continued)
    Greggs P.L.C.                                              12,442 $227,692             0.2%
    Halma P.L.C.                                               46,577  547,494             0.6%
    Hays P.L.C.                                               174,680  378,443             0.4%
    Hill & Smith Holdings P.L.C.                                5,360   56,304             0.1%
    Hilton Food Group P.L.C.                                    1,961   14,063             0.0%
    HomeServe P.L.C.                                           26,340  164,401             0.2%
    Howden Joinery Group P.L.C.                                81,812  583,509             0.6%
    ICAP P.L.C.                                                10,670   72,228             0.1%
    IG Group Holdings P.L.C.                                   43,304  503,345             0.5%
    IMI P.L.C.                                                 26,588  389,891             0.4%
    Inmarsat P.L.C.                                            33,890  513,667             0.6%
    ITE Group P.L.C.                                           27,903   60,146             0.1%
    J D Wetherspoon P.L.C.                                     10,600  126,424             0.1%
    James Fisher & Sons P.L.C.                                  3,628   53,510             0.1%
    Jardine Lloyd Thompson Group P.L.C.                        15,196  220,620             0.2%
    JD Sports Fashion P.L.C.                                    5,244   77,939             0.1%
    John Menzies P.L.C.                                         6,216   38,744             0.0%
    Jupiter Fund Management P.L.C.                             16,933  117,450             0.1%
    KCM Group P.L.C.                                           60,026   80,255             0.1%
    Kier Group P.L.C.                                           4,355   92,244             0.1%
    Ladbrokes P.L.C.                                           92,986  151,137             0.2%
    LSL Property Services P.L.C.                                8,046   40,986             0.0%
    McBride P.L.C.                                             11,000   27,236             0.0%
    Michael Page International P.L.C.                          35,512  270,482             0.3%
    Micro Focus International P.L.C.                            2,671   51,622             0.1%
    Mitie Group P.L.C.                                          8,306   41,100             0.0%
    Moneysupermarket.com Group P.L.C.                          52,652  270,973             0.3%
    Morgan Advanced Materials P.L.C.                           41,824  180,147             0.2%
*   Mothercare P.L.C.                                          12,714   46,363             0.1%
    NCC Group P.L.C.                                            6,123   25,983             0.0%
*   Ocado Group P.L.C.                                          4,874   28,238             0.0%
    Oxford Instruments P.L.C.                                     845    6,751             0.0%
    Pace P.L.C.                                                35,443  203,107             0.2%
    PayPoint P.L.C.                                             6,805  103,646             0.1%
    Photo-Me International P.L.C.                              11,100   27,113             0.0%
    Playtech P.L.C.                                            20,836  274,523             0.3%
    Premier Farnell P.L.C.                                     48,145   74,181             0.1%
    PZ Cussons P.L.C.                                           8,862   41,023             0.0%
    QinetiQ Group P.L.C.                                       53,803  185,366             0.2%
    Rank Group P.L.C.                                             186      794             0.0%
    Regus P.L.C.                                               77,100  396,994             0.4%
    Renishaw P.L.C.                                             2,750   79,765             0.1%
    Rentokil Initial P.L.C.                                   128,897  306,606             0.3%
    Restaurant Group P.L.C. (The)                              22,939  253,201             0.3%
    Ricardo P.L.C.                                              6,234   86,851             0.1%
    Rightmove P.L.C.                                           11,287  666,625             0.7%
    Robert Walters P.L.C.                                       1,516    8,798             0.0%
    Rotork P.L.C.                                             105,280  304,131             0.3%
    RPC Group P.L.C.                                            8,523   85,377             0.1%
    Savills P.L.C.                                             10,317  145,612             0.2%
    Senior P.L.C.                                              28,247   98,566             0.1%
*   Skyepharma P.L.C.                                           7,750   37,670             0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
UNITED KINGDOM -- (Continued)
    Spirax-Sarco Engineering P.L.C.                             8,946 $   419,351             0.5%
    Stagecoach Group P.L.C.                                    51,434     274,271             0.3%
*   Stallergenes Greer P.L.C.                                      98       4,365             0.0%
    Sthree P.L.C.                                               7,824      43,491             0.0%
*   SuperGroup P.L.C.                                           3,076      69,222             0.1%
    Synthomer P.L.C.                                           33,453     169,885             0.2%
#   TalkTalk Telecom Group P.L.C.                              62,051     241,556             0.3%
    Ted Baker P.L.C.                                            3,621     168,710             0.2%
    Telecity Group P.L.C.                                      24,708     446,906             0.5%
    Telecom Plus P.L.C.                                         1,489      24,099             0.0%
*   Thomas Cook Group P.L.C.                                  175,693     332,268             0.4%
    Topps Tiles P.L.C.                                         17,582      39,390             0.0%
    UBM P.L.C.                                                 11,005      86,695             0.1%
    UDG Healthcare P.L.C.                                       2,627      19,233             0.0%
    Ultra Electronics Holdings P.L.C.                           3,191      82,698             0.1%
    Victrex P.L.C.                                              8,808     250,283             0.3%
    WH Smith P.L.C.                                            13,431     352,341             0.4%
    William Hill P.L.C.                                        59,196     288,833             0.3%
    WS Atkins P.L.C.                                           12,245     259,482             0.3%
    Xaar P.L.C.                                                 5,102      40,226             0.0%
    XP Power, Ltd.                                                787      17,601             0.0%
    Zoopla Property Group P.L.C.                                4,351      16,288             0.0%
                                                                      -----------            ----
TOTAL UNITED KINGDOM                                                   18,549,046            20.1%
                                                                      -----------            ----
TOTAL COMMON STOCKS                                                    91,226,550            98.7%
                                                                      -----------            ----
PREFERRED STOCKS -- (0.7%)
GERMANY -- (0.7%)
    Fuchs Petrolub SE                                           8,477     406,549             0.5%
    Sartorius AG                                                  885     200,164             0.2%
    Sixt SE                                                       604      25,965             0.0%
    Villeroy & Boch AG                                          1,484      21,883             0.0%
                                                                      -----------            ----
TOTAL GERMANY                                                             654,561             0.7%
                                                                      -----------            ----
TOTAL PREFERRED STOCKS                                                    654,561             0.7%
                                                                      -----------            ----
RIGHTS/WARRANTS -- (0.0%)
FRANCE -- (0.0%)
*   Technicolor SA Rights 11/04/15                             34,077       8,394             0.0%
                                                                      -----------            ----
UNITED KINGDOM -- (0.0%)
    McBride P.L.C.                                            209,000         322             0.0%
                                                                      -----------            ----

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


TOTAL RIGHTS/WARRANTS                                                          8,716             0.0%
                                                                        ------------           -----
TOTAL INVESTMENT SECURITIES                                               91,889,827
                                                                        ------------
                                                                                       PERCENTAGE
                                                                SHARES     VALUE+    OF NET ASSETS**
                                                                ------- ------------ ---------------
SECURITIES LENDING COLLATERAL -- (9.3%)
(S)@  DFA Short Term Investment Fund                            817,999 $  9,464,252            10.2%
                                                                        ------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $96,741,142)                        $101,354,079           109.6%
                                                                        ============           =====

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                --------------------------------------------
                                  LEVEL 1       LEVEL 2   LEVEL 3    TOTAL
                                -----------   ----------- ------- ------------
 Common Stocks
    Australia                            --   $ 5,488,780   --    $  5,488,780
    Austria                              --       960,876   --         960,876
    Belgium                              --     1,346,966   --       1,346,966
    Canada                      $ 6,754,852            --   --       6,754,852
    China                                --        79,631   --          79,631
    Denmark                              --     1,740,757   --       1,740,757
    Finland                              --     2,123,814   --       2,123,814
    France                               --     4,314,031   --       4,314,031
    Germany                              --     5,767,110   --       5,767,110
    Hong Kong                            --     2,949,035   --       2,949,035
    Ireland                              --       863,686   --         863,686
    Israel                               --       717,666   --         717,666
    Italy                                --     3,628,522   --       3,628,522
    Japan                                --    21,575,929   --      21,575,929
    Netherlands                          --     1,510,212   --       1,510,212
    New Zealand                          --     1,057,483   --       1,057,483
    Norway                               --       847,457   --         847,457
    Portugal                             --       601,141   --         601,141
    Singapore                            --       945,017   --         945,017
    Spain                                --     2,013,526   --       2,013,526
    Sweden                               --     2,542,301   --       2,542,301
    Switzerland                          --     4,848,712   --       4,848,712
    United Kingdom                    4,365    18,544,681   --      18,549,046
 Preferred Stocks
    Germany                              --       654,561   --         654,561
 Rights/Warrants
    France                               --         8,394   --           8,394
    United Kingdom                       --           322   --             322
 Securities Lending Collateral           --     9,464,252   --       9,464,252
                                -----------   -----------   --    ------------
 TOTAL                          $6,759,217    $94,594,862   --    $101,354,079
                                ===========   ===========   ==    ============

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

    (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

    (a)(1)Code of Ethics is filed herewith.

    (a)(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

    (a)(3)This item is not applicable.

    (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.


By:  /s/ David G. Booth
     ---------------------------------
     David G. Booth
     Chairman, Director, President and
     Co-Chief Executive Officer

Date: January 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:  /s/ David G. Booth
     ------------------------------------
     David G. Booth
     Principal Executive Officer
     DFA Investment Dimensions Group Inc.

Date: January 7, 2016


By:  /s/ David R. Martin
     ------------------------------------
     David R. Martin
     Principal Financial Officer
     DFA Investment Dimensions Group Inc.

Date: January 7, 2016